================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-3258

                               -----------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, PRESIDENT AND GENERAL COUNSEL
                     DFA INVESTMENT DIMENSIONS GROUP INC.,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (512) 306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31
                    DATE OF REPORTING PERIOD: JULY 31, 2018

================================================================================

ITEM 1.  SCHEDULE OF INVESTMENTS.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                                FORM N-Q REPORT
                                 JULY 31, 2018
                                  (UNAUDITED)

                               TABLE OF CONTENTS


DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
   Enhanced U.S. Large Company Portfolio
   U.S. Large Cap Value Portfolio
   U.S. Targeted Value Portfolio
   U.S. Small Cap Value Portfolio
   U.S. Core Equity 1 Portfolio
   U.S. Core Equity 2 Portfolio
   U.S. Vector Equity Portfolio
   U.S. Small Cap Portfolio
   U.S. Micro Cap Portfolio
   DFA Real Estate Securities Portfolio
   Large Cap International Portfolio
   International Core Equity Portfolio
   International Small Company Portfolio
   Global Small Company Portfolio
   Japanese Small Company Portfolio
   Asia Pacific Small Company Portfolio
   United Kingdom Small Company Portfolio
   Continental Small Company Portfolio
   DFA International Real Estate Securities Portfolio
   DFA Global Real Estate Securities Portfolio
   DFA International Small Cap Value Portfolio
   International Vector Equity Portfolio
   World ex U.S. Value Portfolio
   World ex U.S. Targeted Value Portfolio
   World ex U.S. Core Equity Portfolio
   Selectively Hedged Global Equity Portfolio
   Emerging Markets Portfolio
   Emerging Markets Small Cap Portfolio
   Emerging Markets Value Portfolio
   Emerging Markets Core Equity Portfolio
   U.S. Large Cap Equity Portfolio
   DFA Commodity Strategy Portfolio
   DFA One-Year Fixed Income Portfolio
   DFA Two-Year Global Fixed Income Portfolio
   DFA Selectively Hedged Global Fixed Income Portfolio
   DFA Short-Term Government Portfolio
   DFA Five-Year Global Fixed Income Portfolio
   DFA World ex U.S. Government Fixed Income Portfolio
   DFA Intermediate Government Fixed Income Portfolio
   DFA Short-Term Extended Quality Portfolio
   DFA Intermediate-Term Extended Quality Portfolio
   DFA Targeted Credit Portfolio
   DFA Investment Grade Portfolio
   DFA Inflation-Protected Securities Portfolio
   DFA Short-Term Municipal Bond Portfolio
   DFA Intermediate-Term Municipal Bond Portfolio

TABLE OF CONTENTS

CONTINUED

   DFA California Short-Term Municipal Bond Portfolio
   DFA California Intermediate-Term Municipal Bond Portfolio
   DFA NY Municipal Bond Portfolio
   Dimensional Retirement Income Fund
   Dimensional 2045 Target Date Retirement Income Fund
   Dimensional 2050 Target Date Retirement Income Fund
   Dimensional 2055 Target Date Retirement Income Fund
   Dimensional 2060 Target Date Retirement Income Fund
   Dimensional 2005 Target Date Retirement Income Fund
   Dimensional 2010 Target Date Retirement Income Fund
   Dimensional 2015 Target Date Retirement Income Fund
   Dimensional 2020 Target Date Retirement Income Fund
   Dimensional 2025 Target Date Retirement Income Fund
   Dimensional 2030 Target Date Retirement Income Fund
   Dimensional 2035 Target Date Retirement Income Fund
   Dimensional 2040 Target Date Retirement Income Fund
   DFA Short-Duration Real Return Portfolio
   DFA Municipal Real Return Portfolio
   DFA Municipal Bond Portfolio
   CSTG&E U.S. Social Core Equity 2 Portfolio
   CSTG&E International Social Core Equity Portfolio
   World Core Equity Portfolio
   DFA LTIP Portfolio
   U.S. Social Core Equity 2 Portfolio
   U.S. Sustainability Core 1 Portfolio
   International Sustainability Core 1 Portfolio
   International Social Core Equity Portfolio
   Emerging Markets Social Core Equity Portfolio
   Tax-Managed U.S. Marketwide Value Portfolio
   Tax-Managed U.S. Equity Portfolio
   Tax-Managed U.S. Targeted Value Portfolio
   Tax-Managed U.S. Small Cap Portfolio
   T.A. U.S. Core Equity 2 Portfolio
   Tax-Managed DFA International Value Portfolio
   T.A. World ex U.S. Core Equity Portfolio
   VA U.S. Targeted Value Portfolio
   VA U.S. Large Value Portfolio
   VA International Value Portfolio
   VA International Small Portfolio
   VA Short-Term Fixed Portfolio
   VA Global Bond Portfolio
   VIT Inflation-Protected Securities Portfolio
   DFA VA Global Moderate Allocation Portfolio
   U.S. Large Cap Growth Portfolio
   U.S. Small Cap Growth Portfolio
   International Large Cap Growth Portfolio
   International Small Cap Growth Portfolio
   DFA Social Fixed Income Portfolio
   DFA Diversified Fixed Income Portfolio
   U.S. High Relative Profitability Portfolio
   International High Relative Profitability Portfolio
   VA Equity Allocation Portfolio
   DFA MN Municipal Bond Portfolio
   DFA California Municipal Real Return Portfolio
   DFA Global Core Plus Fixed Income Portfolio
   Emerging Markets Sustainability Core 1 Portfolio

TABLE OF CONTENTS

CONTINUED

NOTES TO FINANCIAL STATEMENTS
   Organization
   Security Valuation
   Financial Instruments
   Federal Tax Cost
   Other
   Subsequent Event Evaluations

THE DFA INVESTMENT TRUST COMPANY

SCHEDULES OF INVESTMENTS
   The U.S. Large Cap Value Series
   The DFA International Value Series
   The Japanese Small Company Series
   The Asia Pacific Small Company Series
   The United Kingdom Small Company Series
   The Continental Small Company Series
   The Emerging Markets Series
   The Emerging Markets Small Cap Series
   The Tax-Managed U.S. Marketwide Value Series

NOTES TO SCHEDULES OF INVESTMENTS
   Organization
   Security Valuation
   Financial Instruments
   Federal Tax Cost
   Other
   Subsequent Event Evaluations

DIMENSIONAL EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
   Organization
   Security Valuation
   Financial Instruments
   Federal Tax Cost
   Other
   Subsequent Event Evaluations

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       THE DFA INVESTMENT TRUST COMPANY
                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
------------------------

Investment Abbreviations

P.L.C.    Public Limited Company
SA        Special Assessment
REIT      Real Estate Investment Trust
ADR       American Depositary Receipt
CP        Certificate Participation
GDR       Global Depositary Receipt
ST        Special Tax
AGM       Assured Guaranty Municipal Corporation
AMBAC     American Municipal Bond Assurance Corporation
ETM       Escrowed to Maturity
GO        General Obligation
PSF-GTD   Public School Fund Guarantee
RB        Revenue Bond
RN        Revenue Note
SCH BD    School Bond Guaranty
GTY
SCSDE     South Carolina State Department of Education
SD        School District Credit Program
CRED
PROG
ST AID    State Aid Withholding
WITHHLDG
SCH BD    School Board Resolution Fund
RES FD
ST GTD    State Guaranteed
FGIC      Federal Guaranty Insurance Corporation
CAD       Canadian Dollars
USD       United States Dollar
AUD       Australian Dollars
EUR       Euro
SEK       Swedish Krona
GBP       British Pounds
SGD       Singapore Dollars
NOK       Norwegian Krone
DKK       Danish Krone
JPY       Japanese Yen

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED


Investment Footnotes

^           Denominated in USD, unless otherwise noted.
+           See Security Valuation Note within the Notes to Schedules of
            Investments.
U           Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the
            Board of Trustees.
#           Total or Partial Securities on Loan.
@           Security purchased with cash proceeds from Securities on Loan.
(S)         Affiliated Fund.
^^          See Federal Tax Cost Note within the Notes to Schedules of
            Investments.
*           Non-Income Producing Securities.
>>          Securities have generally been fair valued. See Security Valuation
            Note within the Notes to Schedules of Investments.
(r)         The adjustable rate shown is effective as of July 31, 2018
(+/-)       Face Amount of security is not adjusted for inflation.
(currency)  Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
BONDS -- (77.4%)
AUSTRALIA -- (7.5%)
ANZ New Zealand International Ltd.
    2.600%, 09/23/19.....................................      2,200  $ 2,189,105
Australia & New Zealand Banking Group, Ltd.
    2.050%, 09/23/19.....................................        538      532,067
U   2.250%, 12/19/19.....................................      1,000      990,119
    5.100%, 01/13/20.....................................        750      770,057
Commonwealth Bank of Australia
    5.000%, 10/15/19.....................................      3,000    3,070,077
U   2.250%, 03/10/20.....................................      1,000      985,178
U   2.050%, 09/18/20.....................................      1,800    1,751,763
    2.400%, 11/02/20.....................................      2,096    2,053,843
National Australia Bank, Ltd.
    2.125%, 05/22/20.....................................      5,586    5,484,695
    2.500%, 01/12/21.....................................      3,500    3,425,768
Westpac Banking Corp.
    2.150%, 03/06/20.....................................      2,204    2,170,744
#   2.300%, 05/26/20.....................................      3,500    3,445,156
                                                                      -----------
TOTAL AUSTRALIA..........................................              26,868,572
                                                                      -----------
AUSTRIA -- (1.8%)
Oesterreichische Kontrollbank AG
    1.750%, 01/24/20.....................................      5,000    4,927,168
#   1.875%, 01/20/21.....................................      1,500    1,463,287
                                                                      -----------
TOTAL AUSTRIA............................................               6,390,455
                                                                      -----------
CANADA -- (17.9%)
Alberta, Province of Canada
    1.900%, 12/06/19.....................................      3,600    3,557,132
Bank of Montreal
#   2.100%, 12/12/19.....................................        680      672,135
Bank of Nova Scotia (The)
#   2.350%, 10/21/20.....................................      1,500    1,473,040
British Columbia, Province of Canada
    3.700%, 12/18/20..................................... CAD  6,000    4,761,118
Canada Housing Trust No 1
U   2.000%, 12/15/19..................................... CAD  4,000    3,071,715
U   1.200%, 06/15/20..................................... CAD  8,000    6,040,112
Canadian Government Bond
    1.750%, 05/01/20..................................... CAD  2,000    1,529,431
CPPIB Capital, Inc.
    1.400%, 06/04/20..................................... CAD  6,200    4,691,048
Manitoba, Province of Canada
    2.050%, 11/30/20.....................................      3,000    2,932,915
Ontario, Province of Canada
    4.200%, 06/02/20..................................... CAD  4,700    3,738,177
#   2.550%, 02/12/21.....................................      1,500    1,480,436

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
CANADA -- (Continued)
Province of Ontario Canada
    4.400%, 04/14/20.....................................      5,000  $ 5,122,284
Quebec, Province of Canada
    3.500%, 07/29/20.....................................      2,200    2,224,197
    4.500%, 12/01/20..................................... CAD  5,500    4,438,898
Royal Bank of Canada
    2.980%, 05/07/19..................................... CAD  1,000      773,110
    2.350%, 12/09/19..................................... CAD  1,300      997,198
    2.150%, 03/06/20.....................................      1,000      985,995
    2.350%, 10/30/20.....................................      1,000      982,027
Saskatchewan, Province of Canada
    3.900%, 07/28/20..................................... CAD  6,300    4,995,251
Toronto-Dominion Bank (The)
    1.900%, 10/24/19.....................................      2,200    2,174,291
    2.563%, 06/24/20..................................... CAD  5,000    3,837,183
    2.500%, 12/14/20.....................................      2,000    1,967,456
#   2.125%, 04/07/21.....................................      1,000      968,902
    3.250%, 06/11/21.....................................      1,000      999,379
                                                                      -----------
TOTAL CANADA.............................................              64,413,430
                                                                      -----------
DENMARK -- (0.4%)
Kommunekredit
    1.625%, 06/12/20.....................................      1,500    1,466,520
                                                                      -----------
FRANCE -- (1.2%)
Total Capital International SA
#   2.750%, 06/19/21.....................................      2,000    1,981,411
Total Capital SA
    4.450%, 06/24/20.....................................      2,200    2,257,335
                                                                      -----------
TOTAL FRANCE.............................................               4,238,746
                                                                      -----------
GERMANY -- (4.6%)
Daimler Finance North
America LLC
    1.500%, 07/05/19.....................................      1,000      987,096
    2.250%, 03/02/20.....................................      1,500    1,476,465
Deutsche Bank AG
    2.850%, 05/10/19.....................................      1,500    1,494,301
EMD Finance LLC
#U  2.400%, 03/19/20.....................................      2,100    2,069,431
Erste Abwicklungsanstalt
    1.375%, 10/30/19.....................................        600      589,341
FMS Wertmanagement
#   1.750%, 01/24/20.....................................      3,000    2,955,789
Kreditanstalt fuer Wiederaufbau
    1.500%, 04/20/20.....................................      2,000    1,957,691
    1.875%, 06/30/20.....................................      2,000    1,965,822
State of North Rhine-Westphalia Germany
    1.625%, 01/22/20.....................................      1,000      982,469

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
GERMANY -- (Continued)
Volkswagen Group of America Finance LLC
    2.450%, 11/20/19.....................................      2,000  $ 1,978,850
                                                                      -----------
TOTAL GERMANY............................................              16,457,255
                                                                      -----------
JAPAN -- (4.6%)
American Honda Finance Corp.
    2.150%, 03/13/20.....................................      1,500    1,478,813
Development Bank of Japan, Inc.
    1.625%, 09/25/19.....................................      2,000    1,970,678
MUFG Bank, Ltd.
U   2.300%, 03/05/20.....................................      1,400    1,377,165
Nissan Motor Acceptance Corp.
U   2.125%, 03/03/20.....................................      1,300    1,276,441
Toyota Credit Canada, Inc.
    2.250%, 05/23/19..................................... CAD  1,900    1,460,116
    1.800%, 02/19/20..................................... CAD  5,200    3,946,460
    2.200%, 02/25/21..................................... CAD  2,000    1,513,887
Toyota Motor Credit Corp.
#   1.550%, 10/18/19.....................................      2,500    2,465,300
    2.200%, 01/10/20.....................................      1,000      988,911
                                                                      -----------
TOTAL JAPAN..............................................              16,477,771
                                                                      -----------
NETHERLANDS -- (3.9%)
Bank Nederlandse
Gemeenten NV
    1.625%, 11/25/19.....................................        700      689,825
    1.750%, 03/24/20.....................................      1,000      982,246
    2.125%, 12/14/20.....................................      1,500    1,472,505
Cooperatieve Rabobank UA
    2.250%, 12/02/19.....................................      1,655    1,635,981
    4.750%, 01/15/20.....................................        700      715,488
Shell International Finance BV
    1.375%, 09/12/19.....................................      3,000    2,953,475
    4.375%, 03/25/20.....................................      1,547    1,583,991
    2.125%, 05/11/20.....................................      1,500    1,480,697
#   2.250%, 11/10/20.....................................      2,685    2,638,781
                                                                      -----------
TOTAL NETHERLANDS........................................              14,152,989
                                                                      -----------
NORWAY -- (1.5%)
Equinor ASA
    2.250%, 11/08/19.....................................      4,461    4,425,066
    2.900%, 11/08/20.....................................        941      934,642
                                                                      -----------
TOTAL NORWAY.............................................               5,359,708
                                                                      -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.8%)
Council Of Europe
Development Bank
    1.625%, 03/10/20.....................................      3,000    2,946,256
                                                                      -----------

                                                                   FACE
                                                                  AMOUNT^   VALUE+
                                                                  ------- ----------
                                                                   (000)
SWEDEN -- (2.3%)
Kommuninvest I Sverige AB
    2.000%, 11/12/19.....................................          2,000  $1,981,330
    1.750%, 03/19/20.....................................          2,000   1,965,806
Svensk Exportkredit AB
    1.750%, 05/18/20.....................................          1,000     980,871
    2.875%, 05/22/21.....................................          2,500   2,493,854
Svenska Handelsbanken AB
    2.400%, 10/01/20.....................................          1,000     977,948
                                                                          ----------
TOTAL SWEDEN.............................................                  8,399,809
                                                                          ----------
UNITED KINGDOM -- (2.1%)
AstraZeneca P.L.C.
    1.950%, 09/18/19.....................................          1,500   1,482,918
BAE Systems Holdings, Inc.
U   6.375%, 06/01/19.....................................            480     493,284
Barclays P.L.C.
#   2.750%, 11/08/19.....................................          1,500   1,490,197
    2.875%, 06/08/20.....................................            500     494,132
BP Capital Markets P.L.C.
    2.315%, 02/13/20.....................................          2,550   2,524,450
HSBC USA, Inc.
    2.375%, 11/13/19.....................................          1,000     992,735
                                                                          ----------
TOTAL UNITED KINGDOM.....................................                  7,477,716
                                                                          ----------
UNITED STATES -- (28.8%)
Allergan Funding SCS
    3.000%, 03/12/20.....................................          1,200   1,195,025
Allergan, Inc.
    3.375%, 09/15/20.....................................          1,800   1,799,787
Altria Group, Inc.
    2.625%, 01/14/20.....................................          2,000   1,990,626
American Express Credit Corp.
    2.250%, 08/15/19.....................................          1,000     995,128
    1.700%, 10/30/19.....................................            500     492,632
    2.375%, 05/26/20.....................................          1,000     986,819
Amgen, Inc.
    2.200%, 05/11/20.....................................          1,000     983,128
Anthem, Inc.
#   2.500%, 11/21/20.....................................          1,766   1,739,113
Apple, Inc.
#   1.800%, 05/11/20.....................................          2,000   1,964,807
#   2.000%, 11/13/20.....................................          2,500   2,454,438
AT&T, Inc.
    2.450%, 06/30/20.....................................          1,500   1,479,749
Autodesk, Inc.
#   3.125%, 06/15/20.....................................          1,500   1,493,636
Bank of America Corp.
    2.250%, 04/21/20.....................................          1,035   1,020,631
Bank of New York Mellon Corp. (The)
    2.150%, 02/24/20.....................................          2,000   1,975,158
Biogen, Inc.
    2.900%, 09/15/20.....................................          2,000   1,991,238
Boston Scientific Corp.
    6.000%, 01/15/20.....................................          1,300   1,349,856

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT^    VALUE+
                                                          ------- ------------
                                                           (000)
UNITED STATES -- (Continued)
Capital One NA
    2.350%, 01/31/20.....................................  1,500  $  1,481,134
Chevron Corp.
    2.193%, 11/15/19.....................................  2,000     1,989,180
    1.961%, 03/03/20.....................................  3,600     3,554,339
Cisco Systems, Inc.
    4.450%, 01/15/20.....................................    747       764,386
Citibank NA
    2.100%, 06/12/20.....................................  1,000       980,519
Citizens Bank NA/Providence
    2.450%, 12/04/19.....................................  2,200     2,181,559
Coca-Cola Co. (The)
#   1.875%, 10/27/20.....................................  1,000       976,847
Costco Wholesale Corp.
    1.750%, 02/15/20.....................................    950       934,326
CVS Health Corp.
    2.800%, 07/20/20.....................................  1,500     1,486,329
Discovery Communications LLC
    2.750%, 11/15/19.....................................  2,000     1,984,487
Dominion Energy, Inc.
    2.500%, 12/01/19.....................................  2,000     1,988,498
Eastman Chemical Co.
    2.700%, 01/15/20.....................................  2,000     1,987,482
EI du Pont de Nemours & Co.
    4.625%, 01/15/20.....................................    632       647,457
Enterprise Products Operating LLC
#   5.250%, 01/31/20.....................................  2,000     2,059,652
Exelon Generation Co. LLC
#   2.950%, 01/15/20.....................................  2,000     1,990,177
Express Scripts Holding Co.
    2.250%, 06/15/19.....................................  2,000     1,989,025
Ford Motor Credit Co. LLC
    2.681%, 01/09/20.....................................  1,000       990,321
    3.200%, 01/15/21.....................................  1,200     1,183,958
General Electric Co.
    2.200%, 01/09/20.....................................  1,000       989,020
General Motors Financial Co., Inc.
#   2.350%, 10/04/19.....................................    429       426,824
    3.150%, 01/15/20.....................................  1,600     1,602,950
Gilead Sciences, Inc.
#   2.350%, 02/01/20.....................................  1,500     1,484,127
Goldman Sachs Group, Inc. (The)
    6.000%, 06/15/20.....................................  1,000     1,048,047
Harley-Davidson Financial Services, Inc.
U   2.150%, 02/26/20.....................................  1,000       981,874
Humana, Inc.
    2.625%, 10/01/19.....................................  2,981     2,965,150
JM Smucker Co. (The)
    2.500%, 03/15/20.....................................  1,061     1,050,701
John Deere Capital Corp.
    2.050%, 03/10/20.....................................    220       217,012

                                                           FACE
                                                          AMOUNT^    VALUE+
                                                          ------- ------------
                                                           (000)
UNITED STATES -- (Continued)
JPMorgan Chase & Co.
    2.250%, 01/23/20.....................................  1,000  $    988,454
#   4.950%, 03/25/20.....................................  2,000     2,059,251
Keurig Dr Pepper, Inc.
    2.600%, 01/15/19.....................................    584       583,464
Kraft Heinz Foods Co.
    5.375%, 02/10/20.....................................  1,500     1,550,817
Manufacturers & Traders Trust Co.
    2.100%, 02/06/20.....................................    400       394,003
Markel Corp.
    7.125%, 09/30/19.....................................    527       548,663
Medtronic, Inc.
    2.500%, 03/15/20.....................................  2,500     2,481,226
Microsoft Corp.
    1.850%, 02/06/20.....................................  3,000     2,961,938
Morgan Stanley
    2.375%, 07/23/19.....................................  1,000       995,525
Nasdaq, Inc.
#   5.550%, 01/15/20.....................................  1,300     1,345,588
Newell Brands, Inc.
    2.150%, 10/15/18.....................................  1,400     1,397,791
Nuveen Finance LLC
U   2.950%, 11/01/19.....................................  1,000       999,350
Philip Morris International, Inc.
    2.000%, 02/21/20.....................................  3,000     2,955,826
PNC Bank NA
    2.600%, 07/21/20.....................................  1,000       988,672
Quest Diagnostics, Inc.
    4.750%, 01/30/20.....................................  1,131     1,158,039
Ryder System, Inc.
#   2.450%, 09/03/19.....................................  2,000     1,986,183
Southern Co. (The)
    2.750%, 06/15/20.....................................  1,000       991,145
Target Corp.
    3.875%, 07/15/20.....................................    963       979,862
TD Ameritrade Holding Corp.
    5.600%, 12/01/19.....................................  1,500     1,550,974
Textron, Inc.
    7.250%, 10/01/19.....................................  1,500     1,564,914
Tyson Foods, Inc.
    2.650%, 08/15/19.....................................  2,000     1,994,816
Verizon Communications, Inc.
    4.600%, 04/01/21.....................................  1,600     1,652,963
Walmart, Inc.
    #2.850%, 06/23/20....................................  3,759     3,763,975
Warner Media LLC
    4.875%, 03/15/20.....................................  2,000     2,047,894
Zimmer Biomet Holdings, Inc.
    2.700%, 04/01/20.....................................  2,000     1,982,178
                                                                  ------------
TOTAL UNITED STATES......................................          103,770,663
                                                                  ------------
TOTAL BONDS..............................................          278,419,890
                                                                  ------------
U.S. TREASURY OBLIGATIONS -- (18.2%)
U.S. Treasury Notes
    1.375%, 01/15/20.....................................  6,000     5,895,938

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT^    VALUE+
                                                          ------- ------------
                                                           (000)
    1.250%, 01/31/20.....................................  1,500  $  1,470,469
    1.625%, 06/30/20.....................................  9,800     9,608,594
    1.625%, 07/31/20.....................................  6,500     6,366,699
    1.375%, 08/31/20.....................................  8,000     7,786,875
    1.750%, 10/31/20..................................... 25,000    24,475,586
    1.625%, 11/30/20..................................... 10,000     9,751,562
                                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS..........................           65,355,723
                                                                  ------------
TOTAL INVESTMENT SECURITIES..............................          343,775,613
                                                                  ------------

                                                             SHARES      VALUE
                                                            --------- ------------
SECURITIES LENDING COLLATERAL -- (4.4%)
@(S)  DFA Short Term Investment Fund....................... 1,353,119 $ 15,656,937
                                                                      ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $363,907,744)^^....................................           $359,432,550
                                                                      ============

At July 31, 2018, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                              UNREALIZED
                                                                               FOREIGN
                                                                               EXCHANGE
                                                                 SETTLEMENT  APPRECIATION
CURRENCY PURCHASED CURRENCY SOLD           COUNTERPARTY             DATE    (DEPRECIATION)
------------------ --------------   ---------------------------- ---------- --------------
 USD 46,189,588    CAD 60,151,855   State Street Bank and Trust   10/26/18    $(120,508)
                                                                              ---------
TOTAL (DEPRECIATION)                                                          $(120,508)

At July 31, 2018, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

                                                                             UNREALIZED
                          NUMBER OF EXPIRATION                              APPRECIATION
DESCRIPTION               CONTRACTS    DATE    NOTIONAL VALUE MARKET VALUE (DEPRECIATION)
-----------               --------- ---------- -------------- ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index...   2,503    09/21/18   $339,484,047  $352,560,065  $13,076,018
                                                ------------  ------------  -----------
TOTAL FUTURES CONTRACTS..                       $339,484,047  $352,560,065  $13,076,018
                                                ============  ============  ===========

CAD Canadian Dollars

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                           ---------------------------------------
                                           LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                           -------  ----------- ------- -----------
Bonds
   Australia..............................   --     $26,868,574   --    $26,868,574
   Austria................................   --       6,390,455   --      6,390,455
   Canada.................................   --      64,413,431   --     64,413,431
   Denmark................................   --       1,466,520   --      1,466,520
   France.................................   --       4,238,746   --      4,238,746
   Germany................................   --      16,457,253   --     16,457,253
   Japan..................................   --      16,477,771   --     16,477,771
   Netherlands............................   --      14,152,989   --     14,152,989
   Norway.................................   --       5,359,708   --      5,359,708
   Supranational Organization Obligations.   --       2,946,256   --      2,946,256
   Sweden.................................   --       8,399,809   --      8,399,809
   United Kingdom.........................   --       7,477,717   --      7,477,717

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------
                                 LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                               ----------- ------------  ------- ------------
   United States..............          -- $103,770,661    --    $103,770,661
U.S. Treasury Obligations.....          --   65,355,723    --      65,355,723
Securities Lending Collateral.          --   15,656,937    --      15,656,937
Forward Currency Contracts**..          --     (120,508)   --        (120,508)
Futures Contracts**........... $13,076,018           --    --      13,076,018
                               ----------- ------------    --    ------------
TOTAL......................... $13,076,018 $359,312,042    --    $372,388,060
                               =========== ============    ==    ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                               VALUE+
                                                           ---------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The U.S. Large Cap Value Series of
  The DFA Investment Trust Company........................  26,356,584,462
                                                           ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^. $26,356,584,462
                                                           ===============

Summary of the Portfolio's Master Fund's investments as of July 31, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                         U.S. TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
COMMON STOCKS -- (89.2%)
CONSUMER DISCRETIONARY -- (13.3%)
*   1-800-Flowers.com, Inc., Class A.....................   494,848 $ 7,175,296
    A.H. Belo Corp., Class A.............................   221,227     973,399
    Aaron's, Inc.........................................   480,817  20,824,184
#   Abercrombie & Fitch Co., Class A.....................   637,578  15,104,223
#   Acushnet Holdings Corp...............................    24,050     581,289
#   Adient P.L.C.........................................   438,189  20,870,942
*   Adtalem Global Education, Inc........................   541,575  29,542,916
#   AMC Entertainment Holdings, Inc., Class A............   278,625   4,541,587
    AMCON Distributing Co................................       850      70,975
#*  American Axle & Manufacturing Holdings, Inc.......... 1,219,999  20,398,383
#   American Eagle Outfitters, Inc....................... 1,432,171  36,062,066
*   American Outdoor Brands Corp.........................   177,478   1,680,717
*   American Public Education, Inc.......................   170,399   7,514,596
*   America's Car-Mart, Inc..............................    99,127   6,344,128
    Ark Restaurants Corp.................................    16,442     369,945
#*  Ascena Retail Group, Inc............................. 1,819,456   6,695,598
#*  Ascent Capital Group, Inc., Class A..................   142,045     409,090
#*  AutoNation, Inc......................................   791,996  38,435,566
#*  AV Homes, Inc........................................   121,397   2,616,105
*   Ballantyne Strong, Inc...............................   125,592     678,197
*   Barnes & Noble Education, Inc........................   539,767   3,033,491
#   Barnes & Noble, Inc..................................   988,872   6,032,119
    Bassett Furniture Industries, Inc....................    79,759   1,993,975
    BBX Capital Corp.....................................    63,259     551,618
#   Beasley Broadcast Group, Inc., Class A...............    36,919     238,128
*   Beazer Homes USA, Inc................................    32,248     413,097
#   Bed Bath & Beyond, Inc............................... 1,159,484  21,717,135
#*  Belmond, Ltd., Class A...............................   818,704   9,210,420
#   Big 5 Sporting Goods Corp............................   158,519   1,022,448
#   Big Lots, Inc........................................    77,725   3,375,597
*   Biglari Holdings, Inc., Class A......................       373     364,578
*   Biglari Holdings, Inc., Class B......................     5,323   1,008,336
#   BJ's Restaurants, Inc................................   164,848  10,426,636
#*  Bojangles', Inc......................................   190,600   2,506,390
#*  Boot Barn Holdings, Inc..............................   223,178   5,220,133
    Bowl America, Inc., Class A..........................    14,256     210,989
    Boyd Gaming Corp.....................................    50,714   1,894,168
*   Bridgepoint Education, Inc...........................   331,219   4,342,281
#*  Build-A-Bear Workshop, Inc...........................   171,524   1,389,344
    Caleres, Inc.........................................   434,916  14,565,337
#   Callaway Golf Co..................................... 1,074,867  20,680,441
*   Cambium Learning Group, Inc..........................       966      11,457
*   Career Education Corp................................   135,368   2,490,771
#   Carriage Services, Inc...............................   186,946   4,671,781
*   Carrols Restaurant Group, Inc........................   242,844   3,521,238
    Cato Corp. (The), Class A............................   200,931   5,003,182
*   Cavco Industries, Inc................................    76,497  16,251,788
*   Century Casinos, Inc.................................     4,989      40,660
*   Century Communities, Inc.............................   232,938   7,104,609
    Chico's FAS, Inc..................................... 1,358,356  11,817,697
#*  Christopher & Banks Corp.............................   147,719     145,503
#*  Chuy's Holdings, Inc.................................   162,417   5,140,498
    Citi Trends, Inc.....................................   133,900   3,804,099
*   Clarus Corp..........................................     1,859      16,731

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                 SHARES     VALUE+
                                                --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
    Columbia Sportswear Co.....................    26,326 $ 2,289,835
#*  Conn's, Inc................................   100,646   3,411,899
#*  Container Store Group, Inc. (The)..........    20,360     134,987
#   Cooper Tire & Rubber Co....................   636,974  18,185,608
*   Cooper-Standard Holdings, Inc..............   166,819  22,487,201
#   Core-Mark Holding Co., Inc.................   328,861   7,951,859
#*  Crocs, Inc.................................   933,432  16,904,454
    CSS Industries, Inc........................    37,655     600,597
    Culp, Inc..................................    72,580   1,799,984
    Dana, Inc..................................   296,090   6,321,521
*   DavidsTea, Inc.............................     2,280       6,042
*   Deckers Outdoor Corp.......................   252,227  28,458,772
*   Del Frisco's Restaurant Group, Inc.........   198,390   1,696,235
*   Del Taco Restaurants, Inc..................   360,722   4,667,743
*   Delta Apparel, Inc.........................    34,139     564,659
#*  Destination Maternity Corp.................    72,674     295,056
#*  Destination XL Group, Inc..................    18,973      38,420
#   Dick's Sporting Goods, Inc.................   646,892  22,084,893
#   Dillard's, Inc., Class A...................   272,611  21,882,485
#   Dine Brands Global, Inc....................    48,539   3,447,725
*   Dixie Group, Inc. (The)....................    47,282      94,564
    Dover Motorsports, Inc.....................    17,605      35,210
#*  Drive Shack, Inc...........................    25,920     160,704
#   DSW, Inc., Class A.........................   803,439  22,046,366
#*  El Pollo Loco Holdings, Inc................   216,834   2,515,274
#*  Eldorado Resorts, Inc......................    29,899   1,281,172
    Emerald Expositions Events, Inc............     2,985      57,611
*   Emerson Radio Corp.........................    86,891     125,123
*   Emmis Communications Corp., Class A........    13,217      64,102
#   Entercom Communications Corp., Class A.....   325,073   2,454,301
    Entravision Communications Corp., Class A..   499,632   2,423,215
#*  Eros International P.L.C...................    27,955     375,995
    Escalade, Inc..............................    11,439     153,283
    Ethan Allen Interiors, Inc.................   321,037   7,223,332
*   EVINE Live, Inc............................    38,586      54,792
#   EW Scripps Co. (The), Class A..............   634,139   8,307,221
#*  Express, Inc...............................   706,805   6,806,532
#*  Fiesta Restaurant Group, Inc...............   308,003   8,947,487
    Flanigan's Enterprises, Inc................     2,074      59,939
    Flexsteel Industries, Inc..................    48,259   1,729,120
#*  Fluent, Inc................................     2,871       6,747
    Foot Locker, Inc...........................   645,358  31,499,924
#*  Fossil Group, Inc..........................   154,142   4,038,520
#*  Francesca's Holdings Corp..................   463,271   3,771,026
#   Fred's, Inc., Class A......................   266,785     581,591
*   FTD Cos., Inc..............................   363,109   1,310,823
#   GameStop Corp., Class A.................... 1,337,606  19,274,902
    Gaming Partners International Corp.........    13,313     109,566
#   Gannett Co., Inc........................... 1,001,780  10,588,815
*   GCI Liberty, Inc., Class A.................    83,539   4,019,061
#*  Genesco, Inc...............................   268,867  10,942,887
    Gentex Corp................................   538,183  12,485,846
#*  Gentherm, Inc..............................    64,333   2,914,285
#*  G-III Apparel Group, Ltd...................   504,095  23,037,141
#*  Global Eagle Entertainment, Inc............    22,205      51,294
    Goodyear Tire & Rubber Co. (The)........... 1,377,594  33,351,551
    Graham Holdings Co., Class B...............    45,784  25,593,256
#*  Gray Television, Inc.......................   709,129  10,956,043
#*  Green Brick Partners, Inc..................    96,025     931,443

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                   SHARES     VALUE+
                                                  --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
#   Group 1 Automotive, Inc......................   164,911 $11,542,121
#   Guess?, Inc..................................   673,400  15,259,244
#*  Habit Restaurants, Inc. (The), Class A.......   112,574   1,429,690
    Hamilton Beach Brands Holding Co., Class A...    80,320   2,040,128
*   Harte-Hanks, Inc.............................    32,597     329,882
#   Haverty Furniture Cos., Inc..................   127,488   2,524,262
    Haverty Furniture Cos., Inc., Class A........       844      17,091
*   Helen of Troy, Ltd...........................   191,770  21,967,253
#*  Hemisphere Media Group, Inc..................    51,267     615,204
#*  Hibbett Sports, Inc..........................   198,539   4,556,470
    Hooker Furniture Corp........................    85,572   3,855,019
#*  Horizon Global Corp..........................   284,810   1,979,430
*   Houghton Mifflin Harcourt Co.................   507,041   3,219,710
#*  Iconix Brand Group, Inc......................   285,336     148,375
    ILG, Inc.....................................   449,478  15,430,580
#*  IMAX Corp....................................   174,595   3,858,549
*   Insignia Systems, Inc........................     3,334       5,568
#   International Game Technology P.L.C..........   586,157  14,818,049
*   J Alexander's Holdings, Inc..................    41,604     445,163
*   J. Jill, Inc.................................    50,135     410,606
#*  JAKKS Pacific, Inc...........................    54,360     125,028
#*  JC Penney Co., Inc........................... 1,359,791   3,331,488
    John Wiley & Sons, Inc., Class A.............   122,049   7,707,394
    Johnson Outdoors, Inc., Class A..............    41,964   3,402,021
*   K12, Inc.....................................   380,016   6,217,062
#   KB Home......................................   180,898   4,296,327
#*  Kirkland's, Inc..............................   172,864   1,967,192
#   Kohl's Corp..................................   381,314  28,167,665
*   Lakeland Industries, Inc.....................    56,298     760,023
#*  Lands' End, Inc..............................    12,569     304,798
*   Laureate Education, Inc., Class A............   101,744   1,506,829
    La-Z-Boy, Inc................................   569,255  17,362,277
#*  LGI Homes, Inc...............................    38,288   1,979,107
#   Libbey, Inc..................................   227,956   2,183,818
*   Liberty Expedia Holdings, Inc., Class A......   198,253   9,549,847
#*  Liberty Latin America, Ltd., Class A.........   111,658   2,130,435
*   Liberty Latin America, Ltd., Class C.........   267,053   5,170,146
#   Liberty Tax, Inc.............................    38,369     395,201
*   Liberty TripAdvisor Holdings, Inc., Class A..   663,296  11,043,878
    Lifetime Brands, Inc.........................    68,563     833,040
*   Lincoln Educational Services Corp............    11,206      18,826
#   Lions Gate Entertainment Corp., Class A......   403,101   9,613,959
    Lions Gate Entertainment Corp., Class B......   326,975   7,477,918
#   Lithia Motors, Inc., Class A.................   160,114  14,258,152
*   Luby's, Inc..................................   143,405     351,342
*   M/I Homes, Inc...............................   154,973   4,007,602
    Macy's, Inc.................................. 1,788,114  71,041,769
*   Madison Square Garden Co. (The), Class A.....     8,868   2,768,412
    Marcus Corp. (The)...........................   121,676   4,690,610
#*  MarineMax, Inc...............................   233,233   4,373,119
#   Marriott Vacations Worldwide Corp............   127,829  15,225,712
#*  McClatchy Co. (The), Class A.................    22,317     217,591
#   MDC Holdings, Inc............................   364,472  10,584,267
#   Meredith Corp................................   334,899  17,799,882
*   Meritage Homes Corp..........................   267,052  11,523,294
*   Modine Manufacturing Co......................   356,425   6,219,616
*   Monarch Casino & Resort, Inc.................    13,813     658,466
#   Monro, Inc...................................    82,915   5,592,617
#*  Motorcar Parts of America, Inc...............   258,627   5,586,343

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                              SHARES     VALUE+
                                             --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
    Movado Group, Inc.......................    96,220 $ 4,791,756
#*  Murphy USA, Inc.........................    21,791   1,726,719
#*  Nautilus, Inc...........................   214,758   3,060,301
#*  New Home Co., Inc. (The)................    64,208     591,998
    New Media Investment Group, Inc.........   321,993   5,792,654
#*  New York & Co., Inc.....................   223,003   1,092,715
#   New York Times Co. (The), Class A.......   374,956   9,298,909
    News Corp., Class A.....................   243,783   3,673,810
#   Nexstar Media Group, Inc., Class A......   271,026  20,177,886
#   Office Depot, Inc....................... 4,467,133  11,212,504
#*  Overstock.com, Inc......................    15,085     537,780
    Oxford Industries, Inc..................    63,984   5,894,206
    P&F Industries, Inc., Class A...........     1,458      12,408
*   Papa Murphy's Holdings, Inc.............     2,180      12,164
#*  Party City Holdco, Inc..................    96,805   1,524,679
    Peak Resorts, Inc.......................     2,100      10,395
#   Penske Automotive Group, Inc............   727,716  37,986,775
*   Perry Ellis International, Inc..........   108,954   3,055,070
#   Pier 1 Imports, Inc..................... 1,083,445   2,340,241
*   Playa Hotels & Resorts NV...............     7,706      80,065
#*  Potbelly Corp...........................   308,137   3,820,899
#   PulteGroup, Inc......................... 1,074,586  30,614,955
    Ralph Lauren Corp.......................    24,472   3,303,231
    RCI Hospitality Holdings, Inc...........    69,237   2,245,356
*   Reading International, Inc., Class A....   146,602   2,316,312
#*  Red Lion Hotels Corp....................   182,223   2,277,787
#*  Red Robin Gourmet Burgers, Inc..........   110,730   5,237,529
#*  Regis Corp..............................   389,144   6,794,454
    Rocky Brands, Inc.......................    47,189   1,219,836
    Saga Communications, Inc., Class A......    20,113     761,277
    Salem Media Group, Inc..................    89,785     444,436
    Scholastic Corp.........................   226,977   9,478,560
#*  Sequential Brands Group, Inc............     5,331      11,568
*   Shiloh Industries, Inc..................   255,082   2,104,427
#   Shoe Carnival, Inc......................   109,362   3,430,686
#*  Shutterfly, Inc.........................    13,828   1,137,491
#   Signet Jewelers, Ltd....................   517,940  29,905,856
#   Sinclair Broadcast Group, Inc., Class A.   144,395   3,725,391
#*  Skechers U.S.A., Inc., Class A..........   253,343   7,022,668
#   skyline Champion Corp...................    29,533     758,407
#   Sonic Automotive, Inc., Class A.........   284,584   5,791,284
    Speedway Motorsports, Inc...............   268,092   4,731,824
#   Stage Stores, Inc.......................   177,385     377,830
#   Standard Motor Products, Inc............   239,463  11,671,427
#*  Stein Mart, Inc.........................    42,702      94,371
    Steven Madden, Ltd......................    12,265     662,923
*   Stoneridge, Inc.........................   274,100   9,319,400
#   Strattec Security Corp..................    26,168     863,544
    Superior Group of Cos, Inc..............    54,827   1,149,174
#   Superior Industries International, Inc..   212,638   3,901,907
*   Sypris Solutions, Inc...................    58,417      85,289
*   Tandy Leather Factory, Inc..............    74,640     582,192
*   Taylor Morrison Home Corp., Class A..... 1,034,384  20,201,520
#   TEGNA, Inc..............................   560,477   6,182,061
    Tenneco, Inc............................    37,365   1,722,527
    Thor Industries, Inc....................    14,360   1,362,046
#   Tile Shop Holdings, Inc.................   287,883   2,389,429
    Tilly's, Inc., Class A..................   152,359   2,361,564
    Toll Brothers, Inc...................... 1,774,310  62,562,171

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                              SHARES       VALUE+
                                             --------- --------------
CONSUMER DISCRETIONARY -- (Continued)
#*  TopBuild Corp...........................   174,235 $   12,942,176
    Tower International, Inc................   216,057      6,978,641
#   Townsquare Media, Inc., Class A.........    87,114        564,499
*   Trans World Entertainment Corp..........    56,939         53,580
#*  TravelCenters of America LLC............   144,736        673,022
#*  TRI Pointe Group, Inc................... 1,711,053     24,245,621
    Tribune Media Co., Class A..............    52,266      1,769,204
#*  Tuesday Morning Corp....................   347,267      1,007,074
*   Unifi, Inc..............................   115,379      3,480,984
#*  Universal Electronics, Inc..............   113,221      3,957,074
*   Universal Technical Institute, Inc......    32,013        104,042
#*  Urban One, Inc..........................    24,959         53,662
#*  Urban Outfitters, Inc...................   500,179     22,207,948
#*  Vera Bradley, Inc.......................   425,242      5,651,466
#*  Vista Outdoor, Inc......................   643,309     10,447,338
#*  Vitamin Shoppe, Inc.....................   336,116      2,806,569
*   VOXX International Corp.................   215,366      1,130,672
    Weyco Group, Inc........................    42,232      1,471,785
#   Whirlpool Corp..........................     1,708        223,919
#*  William Lyon Homes, Class A.............   237,729      5,189,624
#   Winnebago Industries, Inc...............   347,990     13,884,801
#   Wolverine World Wide, Inc...............   457,298     16,179,203
#*  ZAGG, Inc...............................   156,662      2,334,264
#*  Zoe's Kitchen, Inc......................    39,619        386,285
#*  Zumiez, Inc.............................   199,354      4,515,368
                                                       --------------
TOTAL CONSUMER DISCRETIONARY................            1,727,366,848
                                                       --------------
CONSUMER STAPLES -- (2.8%)
#   Alico, Inc..............................    32,955      1,054,560
#*  Alliance One International, Inc.........   109,142      1,789,929
    Andersons, Inc. (The)...................   203,113      7,159,733
#*  Arcadia Biosciences, Inc................     2,491         15,942
#   B&G Foods, Inc..........................    18,900        593,460
*   Bridgford Foods Corp....................     1,432         19,618
#   Casey's General Stores, Inc.............    79,898      8,739,243
*   CCA Industries, Inc.....................    20,184         55,506
#*  Central Garden & Pet Co.................    92,668      4,000,478
*   Central Garden & Pet Co., Class A.......   254,649     10,216,518
#*  Chefs' Warehouse, Inc. (The)............   189,365      5,103,387
#*  Craft Brew Alliance, Inc................   244,903      4,849,079
*   Darling Ingredients, Inc................ 1,433,135     28,791,682
#   Dean Foods Co........................... 1,098,086     10,783,205
#*  Edgewell Personal Care Co...............   270,305     14,558,627
#*  Farmer Brothers Co......................   148,370      4,280,475
    Fresh Del Monte Produce, Inc............   345,031     12,524,625
#*  Hostess Brands, Inc.....................   497,035      6,963,460
    Ingles Markets, Inc., Class A...........   116,832      3,475,752
    Ingredion, Inc..........................    41,492      4,203,140
#   Inter Parfums, Inc......................   156,516      9,422,263
#   John B. Sanfilippo & Son, Inc...........    73,385      5,641,105
*   Landec Corp.............................   162,576      2,276,064
    Limoneira Co............................    49,366      1,345,717
    Mannatech, Inc..........................     8,418        167,097
*   Natural Alternatives International, Inc.    42,078        427,092
#*  Natural Grocers by Vitamin Cottage, Inc.   128,429      1,704,253
*   Nature's Sunshine Products, Inc.........     4,308         34,033
    Oil-Dri Corp. of America................    33,043      1,399,702
#*  Orchids Paper Products Co...............    60,361        303,616
*   Performance Food Group Co...............   105,366      3,777,371

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
CONSUMER STAPLES -- (Continued)
*   Pilgrim's Pride Corp.................................    29,874 $    532,355
#*  Post Holdings, Inc...................................   611,801   52,957,495
#   Sanderson Farms, Inc.................................   224,860   22,672,634
    Seaboard Corp........................................     2,060    7,494,280
*   Seneca Foods Corp., Class A..........................    59,474    1,602,824
*   Seneca Foods Corp., Class B..........................       189        5,325
#*  Smart & Final Stores, Inc............................   456,092    2,690,943
    SpartanNash Co.......................................   240,191    5,754,976
*   Spectrum Brands Holdings, Inc........................    27,016    2,360,388
#*  SUPERVALU, Inc.......................................   474,776   15,344,760
#*  TreeHouse Foods, Inc.................................   545,979   25,928,543
#*  United Natural Foods, Inc............................   637,947   20,541,893
    Universal Corp.......................................   233,911   16,163,250
*   US Foods Holding Corp................................   898,431   30,375,952
#   Village Super Market, Inc., Class A..................    56,167    1,512,577
#   Weis Markets, Inc....................................   138,006    7,056,247
                                                                    ------------
TOTAL CONSUMER STAPLES...................................            368,671,174
                                                                    ------------
ENERGY -- (10.2%)
    Adams Resources & Energy, Inc........................    25,853    1,034,120
*   Alta Mesa Resources, Inc.............................     8,102       48,936
#*  Antero Resources Corp................................ 1,649,398   33,878,635
#*  Approach Resources, Inc..............................    28,800       66,240
#   Arch Coal, Inc., Class A.............................   163,064   13,793,584
    Archrock, Inc........................................   654,459    8,933,365
*   Ardmore Shipping Corp................................   124,642      841,334
*   Barnwell Industries, Inc.............................    21,188       43,224
#*  Basic Energy Services, Inc...........................   340,678    3,842,848
#*  Bonanza Creek Energy, Inc............................   146,921    5,465,461
#   Bristow Group, Inc...................................   469,613    6,565,190
#*  Callon Petroleum Co.................................. 2,527,101   27,191,607
#*  CARBO Ceramics, Inc..................................     4,214       39,317
#*  Centennial Resource Development, Inc., Class A.......   499,018    8,962,363
*   Clean Energy Fuels Corp.............................. 1,151,079    3,280,575
*   Cloud Peak Energy, Inc...............................   788,472    2,057,912
*   CNX Resources Corp................................... 2,861,272   46,581,508
*   Concho Resources, Inc................................   404,534   59,001,284
*   CONSOL Energy, Inc...................................   251,879   10,485,723
#*  Contango Oil & Gas Co................................   340,128    1,908,118
#   CVR Energy, Inc......................................   165,837    6,515,736
#*  Dawson Geophysical Co................................   243,382    1,900,813
    Delek US Holdings, Inc...............................   671,116   35,783,905
#*  Denbury Resources, Inc............................... 3,350,242   15,109,591
#   DHT Holdings, Inc....................................   883,650    3,755,512
#*  Diamond Offshore Drilling, Inc.......................   919,289   17,650,349
#*  Dorian LPG, Ltd......................................   253,758    2,156,943
#*  Dril-Quip, Inc.......................................   509,271   26,252,920
*   Earthstone Energy, Inc., Class A.....................     1,313       12,789
#*  Eclipse Resources Corp...............................   313,369      504,524
#*  Energy XXI Gulf Coast Inc............................    34,776      311,245
    EnLink Midstream LLC.................................   263,655    4,205,297
#   Ensco P.L.C., Class A................................ 3,120,841   23,187,849
#*  EP Energy Corp., Class A.............................   103,499      222,523
*   Era Group, Inc.......................................   207,501    2,931,989
*   Exterran Corp........................................   206,307    5,718,830
#*  Extraction Oil & Gas, Inc............................   549,879    8,314,170
#*  Forum Energy Technologies, Inc....................... 1,101,854   14,489,380
#   Frank's International NV.............................   145,257    1,224,517
#   GasLog, Ltd..........................................   320,793    5,405,362

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
ENERGY -- (Continued)
#*  Geospace Technologies Corp...........................   121,643 $ 1,711,517
*   Goodrich Petroleum Corp..............................     1,716      21,639
#   Green Plains, Inc....................................   347,466   5,767,936
#   Gulf Island Fabrication, Inc.........................   142,593   1,290,467
#*  Gulfmark Offshore, Inc...............................     5,140     193,727
#*  Gulfport Energy Corp................................. 1,911,208  21,998,004
#*  Halcon Resources Corp................................ 1,108,670   4,334,900
#   Hallador Energy Co...................................    83,563     585,777
#*  Helix Energy Solutions Group, Inc.................... 1,360,737  13,620,977
#   Helmerich & Payne, Inc...............................   867,763  53,237,260
#*  HighPoint Resources Corp.............................   705,156   4,611,720
    HollyFrontier Corp...................................   681,662  50,838,352
*   Hornbeck Offshore Services, Inc......................   175,386     834,837
#*  Independence Contract Drilling, Inc..................   121,162     488,283
#*  International Seaways, Inc...........................   142,041   3,092,233
#*  Keane Group, Inc.....................................   145,617   2,054,656
#*  Kosmos Energy, Ltd...................................   979,255   7,422,753
#*  Laredo Petroleum, Inc................................   771,746   7,192,673
#*  Lonestar Resources US, Inc., Class A.................    37,874     348,441
#*  Mammoth Energy Services, Inc.........................    32,721   1,217,876
#*  Matador Resources Co.................................   244,886   8,203,681
*   Matrix Service Co....................................   249,710   4,981,714
#*  McDermott International, Inc......................... 1,088,834  19,609,900
*   Midstates Petroleum Co., Inc.........................    58,952     772,861
*   Mitcham Industries, Inc..............................    90,708     350,133
#   Murphy Oil Corp...................................... 1,760,048  58,539,196
#   Nabors Industries, Ltd............................... 3,689,162  22,061,189
    NACCO Industries, Inc., Class A......................    42,716   1,409,628
*   Natural Gas Services Group, Inc......................    82,972   1,833,681
#*  NCS Multistage Holdings, Inc.........................       913      14,480
#*  Newpark Resources, Inc...............................   950,247  10,500,229
#*  Noble Corp. P.L.C.................................... 2,875,476  16,792,780
#   Nordic American Offshore, Ltd........................       123         135
#*  Oasis Petroleum, Inc................................. 2,269,872  27,737,836
#   Oceaneering International, Inc.......................   998,964  27,331,655
#*  Oil States International, Inc........................   526,153  18,362,740
*   Overseas Shipholding Group, Inc., Class A............   320,233   1,152,839
*   Pacific Ethanol, Inc.................................   408,260   1,194,160
    Panhandle Oil and Gas, Inc., Class A.................    69,500   1,417,800
#*  Par Pacific Holdings, Inc............................    81,679   1,430,199
#*  Parker Drilling Co...................................    50,846     233,891
    Patterson-UTI Energy, Inc............................ 2,023,306  34,800,863
    PBF Energy, Inc., Class A............................ 1,256,465  58,676,915
#*  PDC Energy, Inc......................................   474,732  29,898,621
    Peabody Energy Corp..................................   875,870  37,215,716
#*  Penn Virginia Corp...................................    71,605   6,052,055
*   PHI, Inc. Non-Voting.................................   121,036   1,005,809
*   Pioneer Energy Services Corp.........................   977,441   3,225,555
*   PrimeEnergy Corp.....................................       148      11,100
#*  ProPetro Holding Corp................................   131,708   2,165,280
#*  QEP Resources, Inc................................... 1,820,444  18,914,413
#   Range Resources Corp................................. 1,636,679  25,253,957
#*  Renewable Energy Group, Inc..........................   438,110   7,469,775
#*  REX American Resources Corp..........................    48,898   3,765,146
*   RigNet, Inc..........................................    76,060     935,538
#*  Ring Energy, Inc.....................................   361,200   4,464,432
#*  Rowan Cos. P.L.C., Class A........................... 1,191,358  17,250,864
#*  SandRidge Energy, Inc................................   103,518   1,689,414
#   Scorpio Tankers, Inc................................. 3,922,837   8,434,100

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES       VALUE+
                                                          --------- --------------
ENERGY -- (Continued)
#*  SEACOR Holdings, Inc.................................   158,838 $    8,381,881
#*  SEACOR Marine Holdings, Inc..........................   158,491      4,009,822
#*  Select Energy Services, Inc., Class A................    81,133      1,239,712
#   SemGroup Corp., Class A..............................   753,190     18,942,728
#   Ship Finance International, Ltd......................   299,783      4,361,843
*   SilverBow Resources, Inc.............................    20,873        636,000
#   SM Energy Co.........................................   981,471     27,000,267
#*  Smart Sand, Inc......................................   105,765        613,437
#*  Southwestern Energy Co............................... 1,360,099      6,990,909
#*  SRC Energy, Inc...................................... 1,746,193     19,766,905
#*  Superior Energy Services, Inc........................ 1,998,653     19,666,746
#*  Talos Energy, Inc....................................    46,966      1,744,317
#   Teekay Tankers, Ltd., Class A........................   691,927        656,293
*   TETRA Technologies, Inc..............................   948,204      4,086,759
#*  Tidewater, Inc.......................................     3,505        120,327
#*  Transocean, Ltd...................................... 1,195,342     15,384,052
#*  Unit Corp............................................   466,436     11,614,256
#   US Silica Holdings, Inc..............................   694,279     18,717,762
#*  Whiting Petroleum Corp...............................   613,885     30,479,390
#*  WildHorse Resource Development Corp..................    93,180      2,043,437
    World Fuel Services Corp.............................   531,624     14,795,096
#*  WPX Energy, Inc...................................... 1,492,823     28,020,288
                                                                    --------------
TOTAL ENERGY.............................................            1,314,972,123
                                                                    --------------
FINANCIALS -- (23.6%)
#   1st Constitution Bancorp.............................     1,062         23,630
    1st Source Corp......................................   185,114     10,470,048
#   Access National Corp.................................    42,587      1,183,067
*   Allegiance Bancshares, Inc...........................    40,857      1,836,522
#   A-Mark Precious Metals, Inc..........................    49,569        661,746
#*  Ambac Financial Group, Inc...........................   252,781      5,161,788
    American Equity Investment Life Holding Co...........   697,295     24,914,350
    American National Bankshares, Inc....................    46,356      1,868,147
    American National Insurance Co.......................   100,001     12,899,129
    American River Bankshares............................    14,996        234,687
#   Ameris Bancorp.......................................    67,422      3,141,865
    AMERISAFE, Inc.......................................     7,787        489,024
    AmeriServ Financial, Inc.............................   102,848        447,389
#   AmTrust Financial Services, Inc......................   544,302      7,881,493
*   Anchor Bancorp, Inc..................................     1,550         45,803
    Argo Group International Holdings, Ltd...............   236,287     14,779,752
    Arrow Financial Corp.................................    57,759      2,235,273
    Aspen Insurance Holdings, Ltd........................   783,262     31,682,948
    Associated Banc-Corp................................. 1,656,459     44,724,393
#   Associated Capital Group, Inc., Class A..............     4,633        172,579
    Assurant, Inc........................................   594,672     65,592,322
    Assured Guaranty, Ltd................................ 1,416,140     55,116,169
    Asta Funding, Inc....................................     7,105         22,026
*   Athene Holding, Ltd., Class A........................   280,102     12,848,279
    Atlantic American Corp...............................       864          2,203
*   Atlantic Capital Bancshares, Inc.....................    76,424      1,364,168
#*  Atlanticus Holdings Corp.............................    64,328        147,954
#*  Atlas Financial Holdings, Inc........................    94,433        797,959
#   Auburn National Bancorporation, Inc..................       692         33,555
    Axis Capital Holdings, Ltd...........................   387,668     21,926,502
#   Banc of California, Inc..............................   234,020      4,680,400
    BancFirst Corp.......................................   117,885      7,320,658
    Bancorp of New Jersey, Inc...........................       551          9,426
*   Bancorp, Inc. (The)..................................   662,950      6,437,244

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
    BancorpSouth Bank....................................   374,513 $12,321,478
    Bank of Commerce Holdings............................    40,187     502,338
    Bank of Marin Bancorp................................    35,128   3,121,123
#   Bank OZK.............................................    97,498   3,987,668
    BankFinancial Corp...................................   116,939   1,957,559
#   BankUnited, Inc......................................   252,426   9,809,274
    Bankwell Financial Group, Inc........................    11,502     373,815
    Banner Corp..........................................   279,735  17,614,913
    Bar Harbor Bankshares................................    26,046     754,553
#*  Baycom Corp..........................................       631      15,308
    BCB Bancorp, Inc.....................................    43,099     642,175
    Beneficial Bancorp, Inc..............................   555,443   9,025,949
    Berkshire Hills Bancorp, Inc.........................   409,048  16,607,349
*   Blucora, Inc.........................................   302,397  10,508,296
#   Blue Capital Reinsurance Holdings, Ltd...............    33,530     373,860
    Blue Hills Bancorp, Inc..............................    83,858   1,836,490
    BOK Financial Corp...................................    72,857   7,091,172
    Boston Private Financial Holdings, Inc...............   817,924  11,778,106
    Bridge Bancorp, Inc..................................   102,195   3,658,581
    Brookline Bancorp, Inc...............................   641,729  11,679,468
    Bryn Mawr Bank Corp..................................   152,789   7,463,743
*   BSB Bancorp, Inc.....................................    22,543     759,699
    C&F Financial Corp...................................    15,117     944,813
    Cadence BanCorp......................................    14,355     390,887
    California First National Bancorp....................     4,450      75,428
#   Cambridge Bancorp....................................       454      40,837
    Camden National Corp.................................    86,909   4,006,505
*   Cannae Holdings, Inc.................................   137,486   2,509,120
    Capital City Bank Group, Inc.........................    81,586   1,976,013
    Capitol Federal Financial, Inc....................... 1,624,970  21,238,358
#*  Capstar Financial Holdings, Inc......................       661      11,832
    Carolina Financial Corp..............................    73,200   3,056,100
    CenterState Banks Corp...............................   142,278   3,948,215
    Central Pacific Financial Corp.......................   205,416   5,661,265
    Central Valley Community Bancorp.....................    21,161     454,750
    Century Bancorp, Inc., Class A.......................    14,657   1,133,719
    Charter Financial Corp...............................    28,445     642,573
    Chemical Financial Corp..............................   478,000  27,150,400
    Chemung Financial Corp...............................     1,759      79,085
    CIT Group, Inc.......................................   691,752  36,614,433
    Citizens & Northern Corp.............................    31,188     844,571
    Citizens Community Bancorp, Inc......................     6,617      92,638
    Citizens Holding Co..................................     1,603      36,949
#*  Citizens, Inc........................................    90,495     715,815
#   City Holding Co......................................    65,622   5,281,259
#   Civista Bancshares, Inc..............................    17,086     422,537
    CNB Financial Corp...................................    77,039   2,388,979
    CNO Financial Group, Inc............................. 1,174,038  23,891,673
    CoBiz Financial, Inc.................................    12,380     271,122
    Codorus Valley Bancorp, Inc..........................    10,265     320,576
    Columbia Banking System, Inc.........................   354,755  14,520,122
#   Community Bank System, Inc...........................   281,521  17,806,203
#*  Community Bankers Trust Corp.........................     7,300      69,350
#   Community Financial Corp. (The)......................     1,101      38,282
    Community Trust Bancorp, Inc.........................   126,036   6,153,708
    Community West Bancshares............................     5,040      60,732
    ConnectOne Bancorp, Inc..............................   205,256   5,090,349
#*  Consumer Portfolio Services, Inc.....................   177,797     595,620
#*  Cowen, Inc...........................................   160,150   2,514,355

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
#*  Customers Bancorp, Inc...............................   350,964 $ 8,939,053
#   CVB Financial Corp...................................   229,545   5,490,716
    Dime Community Bancshares, Inc.......................   395,595   6,804,234
    Donegal Group, Inc., Class A.........................   157,362   2,299,059
#   Eagle Bancorp Montana, Inc...........................       600      11,430
*   Eagle Bancorp, Inc...................................   104,630   5,655,251
*   eHealth, Inc.........................................     7,383     175,272
    EMC Insurance Group, Inc.............................   116,636   3,122,346
    Employers Holdings, Inc..............................   312,158  14,499,739
#*  Encore Capital Group, Inc............................   174,193   6,288,367
*   Enova International, Inc.............................   309,712   9,601,072
*   Enstar Group, Ltd....................................    74,592  16,126,790
    Enterprise Bancorp, Inc..............................    23,024     874,682
    Enterprise Financial Services Corp...................    27,118   1,525,388
*   Equity Bancshares, Inc., Class A.....................    58,943   2,387,192
#   ESSA Bancorp, Inc....................................    35,707     560,600
    Evans Bancorp, Inc...................................    10,765     504,340
#*  EZCORP, Inc., Class A................................   490,866   5,620,416
    Farmers Capital Bank Corp............................    36,286   2,042,902
    Farmers National Banc Corp...........................    98,467   1,573,010
    FB Financial Corp....................................    17,258     734,500
#   FBL Financial Group, Inc., Class A...................   152,293  12,442,338
#*  FCB Financial Holdings, Inc., Class A................   236,694  12,071,394
#   Federal Agricultural Mortgage Corp., Class A.........       300      25,548
    Federal Agricultural Mortgage Corp., Class C.........    72,270   6,814,338
    FedNat Holding Co....................................   144,978   3,377,987
    Fidelity Southern Corp...............................   269,118   6,439,994
    Financial Institutions, Inc..........................   138,719   4,397,392
*   First Acceptance Corp................................    86,504      96,884
    First American Financial Corp........................   176,343   9,875,208
    First Bancorp........................................   143,325   5,936,521
*   First BanCorp........................................ 1,897,818  15,600,064
    First Bancorp, Inc...................................    63,346   1,932,053
    First Bancshares, Inc. (The).........................    24,530     945,632
    First Bank...........................................    13,730     194,280
    First Busey Corp.....................................   158,133   5,015,979
    First Business Financial Services, Inc...............    29,051     690,252
    First Citizens BancShares, Inc., Class A.............    37,403  15,216,288
#   First Commonwealth Financial Corp....................   794,506  13,403,316
    First Community Bancshares, Inc......................   111,704   3,633,731
#   First Community Corp.................................       463      11,459
    First Connecticut Bancorp, Inc.......................    56,404   1,754,164
    First Defiance Financial Corp........................   143,562   4,616,954
#   First Financial Bancorp..............................   696,924  21,151,643
    First Financial Corp.................................    42,280   2,173,192
    First Financial Northwest, Inc.......................    83,546   1,475,422
*   First Foundation, Inc................................   173,952   2,734,525
    First Hawaiian, Inc..................................    12,420     350,989
#   First Horizon National Corp..........................   725,150  12,972,933
    First Internet Bancorp...............................    33,682   1,071,088
    First Interstate BancSystem, Inc., Class A...........   359,545  15,514,367
    First Merchants Corp.................................   317,536  14,987,699
    First Mid-Illinois Bancshares, Inc...................    19,468     784,755
#   First Midwest Bancorp, Inc........................... 1,110,561  29,618,662
*   First Northwest Bancorp..............................       600       9,708
    First of Long Island Corp. (The).....................    51,535   1,123,463
    First United Corp....................................     7,956     148,777
    FirstCash, Inc.......................................   127,678  10,367,454
#*  Flagstar Bancorp, Inc................................   488,557  16,635,366

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
    Flushing Financial Corp..............................   233,634 $ 5,859,541
#   FNB Corp............................................. 2,203,615  28,272,380
#*  Franklin Financial Network, Inc......................    92,246   3,611,431
    FS Bancorp, Inc......................................     8,672     532,201
    Fulton Financial Corp................................ 1,692,770  29,369,559
#   GAIN Capital Holdings, Inc...........................   249,038   1,695,949
*   Genworth Financial, Inc., Class A....................   548,416   2,522,714
#   German American Bancorp, Inc.........................    65,385   2,395,706
    Global Indemnity, Ltd................................    87,816   3,578,502
    Great Southern Bancorp, Inc..........................   110,910   6,549,235
    Great Western Bancorp, Inc...........................   510,894  21,380,914
    Green Bancorp, Inc...................................   139,101   3,380,154
*   Green Dot Corp., Class A.............................   209,124  16,587,716
#   Greenhill & Co., Inc.................................   150,581   4,923,999
#*  Greenlight Capital Re, Ltd., Class A.................   344,531   5,030,153
    Guaranty Bancorp.....................................    70,441   2,116,752
    Guaranty Federal Bancshares, Inc.....................       348       8,665
*   Hallmark Financial Services, Inc.....................   120,243   1,269,766
    Hancock Whitney Corp.................................   721,035  36,232,009
    Hanmi Financial Corp.................................   305,095   7,642,630
    Hanover Insurance Group, Inc. (The)..................   296,777  37,221,771
*   HarborOne Bancorp, Inc...............................    33,581     616,211
    Hawthorn Bancshares, Inc.............................       650      14,138
#   HCI Group, Inc.......................................   102,665   4,393,035
#   Heartland Financial USA, Inc.........................   151,998   8,929,882
    Heritage Commerce Corp...............................   292,534   4,455,293
#   Heritage Financial Corp..............................   237,083   8,309,759
#   Heritage Insurance Holdings, Inc.....................    93,295   1,601,875
    Hilltop Holdings, Inc................................   734,484  15,277,267
    Hingham Institution for Savings......................       905     200,068
*   HMN Financial, Inc...................................     4,634      96,156
    Home Bancorp, Inc....................................    17,771     810,180
#   Home BancShares, Inc.................................   163,831   3,799,241
#*  HomeStreet, Inc......................................   255,058   7,549,717
*   HomeTrust Bancshares, Inc............................    52,143   1,517,361
#   Hope Bancorp, Inc.................................... 1,605,434  26,939,183
    HopFed Bancorp, Inc..................................    13,170     216,647
    Horace Mann Educators Corp...........................   264,711  11,567,871
    Horizon Bancorp, inc.................................   256,434   5,387,678
#*  Howard Bancorp, Inc..................................    20,104     323,674
    IBERIABANK Corp......................................   457,458  38,014,760
    Independence Holding Co..............................    13,672     475,102
#   Independent Bank Corp................................   204,932  18,115,989
    Independent Bank Corp................................    53,209   1,303,621
    Independent Bank Group, Inc..........................   157,125  10,543,087
    International Bancshares Corp........................   711,691  31,634,665
*   INTL. FCStone, Inc...................................   151,430   8,115,134
    Investar Holding Corp................................       532      14,258
#   Investment Technology Group, Inc.....................   277,882   6,155,086
#   Investors Bancorp, Inc............................... 3,443,442  43,111,894
    Investors Title Co...................................     7,718   1,477,225
    James River Group Holdings, Ltd......................    81,119   3,357,515
#   Janus Henderson Group P.L.C..........................   994,762  32,379,503
    Kearny Financial Corp................................   662,821   9,511,481
    Kemper Corp..........................................   427,696  34,130,141
    Kentucky First Federal Bancorp.......................     2,420      20,207
    Kingstone Cos., Inc..................................    40,024     654,392
    Lake Shore Bancorp, Inc..............................       406       6,983
    Lakeland Bancorp, Inc................................   220,915   4,285,751

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
    Lakeland Financial Corp..............................     4,018 $   194,833
    Landmark Bancorp, Inc................................     1,296      36,703
    LCNB Corp............................................     1,207      22,450
    LegacyTexas Financial Group, Inc.....................   375,754  16,469,298
#   Legg Mason, Inc...................................... 1,001,898  34,194,779
#*  LendingClub Corp..................................... 1,098,227   4,524,695
    Macatawa Bank Corp...................................   244,302   2,997,586
    Mackinac Financial Corp..............................    27,138     447,777
    Maiden Holdings, Ltd................................. 1,040,392   9,051,410
*   Malvern Bancorp, Inc.................................       500      12,375
    Marlin Business Services Corp........................    94,666   2,915,713
    MB Financial, Inc....................................   465,476  22,552,312
#*  MBIA, Inc............................................   630,156   6,459,099
    MBT Financial Corp...................................   118,527   1,351,208
    Mercantile Bank Corp.................................   100,404   3,566,350
#   Mercury General Corp.................................   329,602  16,951,431
    Meridian Bancorp, Inc................................   293,647   5,373,740
#   Meta Financial Group, Inc............................    73,347   6,560,889
    Midland States Bancorp, Inc..........................    29,646     998,477
#   MidSouth Bancorp, Inc................................    85,047   1,203,415
    MidWestOne Financial Group, Inc......................    28,440     914,630
    MutualFirst Financial, Inc...........................    30,383   1,166,707
    National Bank Holdings Corp., Class A................   255,252  10,102,874
#   National Bankshares, Inc.............................     3,945     186,401
#*  National Commerce Corp...............................    35,327   1,540,257
    National General Holdings Corp.......................   540,346  14,902,743
    National Security Group, Inc. (The)..................     2,423      38,792
#   National Western Life Group, Inc., Class A...........    17,936   5,811,264
    Navient Corp......................................... 2,548,039  33,659,595
    Navigators Group, Inc. (The).........................   179,201  10,814,780
#   NBT Bancorp, Inc.....................................   291,172  11,716,761
    Nelnet, Inc., Class A................................   287,664  16,908,890
#   New York Community Bancorp, Inc...................... 3,506,322  37,763,088
>>  NewStar Financial, Inc...............................   289,581     142,552
*   Nicholas Financial, Inc..............................    44,982     413,834
*   Nicolet Bankshares, Inc..............................    17,479     967,463
#*  NMI Holdings, Inc., Class A..........................   411,235   8,594,811
#   Northeast Bancorp....................................    31,125     667,631
    Northeast Community Bancorp, Inc.....................     9,687     106,751
    Northfield Bancorp, Inc..............................   416,168   6,933,359
    Northrim BanCorp, Inc................................    54,485   2,195,746
#   Northwest Bancshares, Inc............................   968,169  17,446,405
    Norwood Financial Corp...............................     1,152      43,315
    OceanFirst Financial Corp............................   208,354   6,077,686
#*  Ocwen Financial Corp.................................   497,887   1,981,590
#   OFG Bancorp..........................................   338,999   5,644,333
#   Ohio Valley Banc Corp................................     2,740     133,986
    Old Line Bancshares, Inc.............................    36,829   1,262,498
#   Old National Bancorp................................. 1,579,861  30,728,296
    Old Republic International Corp...................... 2,005,791  42,743,406
    Old Second Bancorp, Inc..............................   158,783   2,461,137
*   On Deck Capital, Inc.................................   368,262   2,518,912
*   OneMain Holdings, Inc................................   437,438  14,544,813
    Oppenheimer Holdings, Inc., Class A..................    60,715   1,794,128
    Opus Bank............................................   247,117   6,993,411
#   Oritani Financial Corp...............................   492,671   7,882,736
    Orrstown Financial Services, Inc.....................     3,141      82,608
#*  Pacific Premier Bancorp, Inc.........................   123,763   4,579,231
    PacWest Bancorp...................................... 1,150,140  57,760,031

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
    Park National Corp...................................    10,664 $ 1,167,921
    Parke Bancorp, Inc...................................     2,676      63,154
    Peapack Gladstone Financial Corp.....................   143,218   4,709,008
    Penns Woods Bancorp, Inc.............................    17,143     781,721
    Peoples Bancorp of North Carolina, Inc...............     4,395     137,959
    Peoples Bancorp, Inc.................................   148,594   5,382,075
    Peoples Financial Services Corp......................     1,885      86,899
#   People's United Financial, Inc....................... 3,795,035  69,183,488
    People's Utah Bancorp................................    35,906   1,305,183
*   PHH Corp.............................................   482,725   5,247,221
#   Pinnacle Financial Partners, Inc.....................   424,189  26,511,812
    Piper Jaffray Cos....................................    57,540   4,450,719
    Popular, Inc.........................................   813,041  40,351,225
#*  PRA Group, Inc.......................................   271,712  10,651,110
    Premier Financial Bancorp, Inc.......................    46,273     879,650
    ProAssurance Corp....................................   210,903   8,710,294
#   Prosperity Bancshares, Inc...........................   654,117  45,886,308
    Protective Insurance Corp., Class B..................    50,462   1,178,288
    Protective Insurance Corp., Class A..................       453      10,510
    Provident Financial Holdings, Inc....................    42,950     796,723
    Provident Financial Services, Inc....................   506,914  12,946,584
    Prudential Bancorp, Inc..............................     9,448     179,040
    QCR Holdings, Inc....................................    73,579   3,197,008
    Radian Group, Inc....................................   294,198   5,633,892
*   Regional Management Corp.............................   105,448   3,497,710
    Reinsurance Group of America, Inc....................    38,810   5,491,615
    RenaissanceRe Holdings, Ltd..........................   127,819  16,852,935
    Renasant Corp........................................   416,938  18,628,790
    Republic Bancorp, Inc., Class A......................    46,829   2,241,704
#*  Republic First Bancorp, Inc..........................    23,898     188,794
    Riverview Bancorp, Inc...............................   153,432   1,396,231
#   S&T Bancorp, Inc.....................................   241,902  10,827,534
    Safety Insurance Group, Inc..........................   141,194  12,933,370
    Sandy Spring Bancorp, Inc............................   227,400   8,893,614
    Santander Consumer USA Holdings, Inc................. 1,587,734  30,548,002
#   SB One Bancorp.......................................       721      20,657
#*  Seacoast Banking Corp. of Florida....................   199,413   5,844,795
*   Security National Financial Corp., Class A...........    27,018     139,143
#*  Select Bancorp, Inc..................................       700       9,107
    Selective Insurance Group, Inc.......................   349,397  20,893,941
    Shore Bancshares, Inc................................    33,829     653,576
    SI Financial Group, Inc..............................    17,345     241,963
    Sierra Bancorp.......................................   101,624   3,001,973
    Signature Bank.......................................     7,745     849,704
    Simmons First National Corp., Class A................   775,885  23,121,373
*   SmartFinancial, Inc..................................    10,477     269,259
    South State Corp.....................................   211,345  17,689,576
*   Southern First Bancshares, Inc.......................    15,474     680,082
    Southern Missouri Bancorp, Inc.......................    15,468     613,152
    Southern National Bancorp of Virginia, Inc...........    33,032     579,381
    Southside Bancshares, Inc............................   134,844   4,623,801
    Southwest Georgia Financial Corp.....................     2,355      54,919
    State Auto Financial Corp............................   176,768   5,716,677
    State Bank Financial Corp............................   243,762   7,666,315
#   Sterling Bancorp..................................... 1,333,953  29,613,757
    Stewart Information Services Corp....................   199,438   9,062,463
#   Stifel Financial Corp................................   379,456  20,919,409
    Stock Yards Bancorp, Inc.............................    13,793     526,203
    Summit Financial Group, Inc..........................    17,861     457,242

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES       VALUE+
                                                          --------- --------------
FINANCIALS -- (Continued)
    Summit State Bank....................................     3,401 $       53,056
    TCF Financial Corp................................... 1,157,746     29,071,002
    Territorial Bancorp, Inc.............................    52,202      1,592,161
#*  Third Point Reinsurance, Ltd.........................   353,631      4,455,751
    Timberland Bancorp, Inc..............................    45,990      1,665,758
    Tiptree, Inc.........................................   245,566      1,669,849
    Tompkins Financial Corp..............................    16,079      1,377,649
    Towne Bank...........................................   382,506     12,354,944
    TriCo Bancshares.....................................   163,178      6,334,570
#*  TriState Capital Holdings, Inc.......................   230,408      6,773,995
*   Triumph Bancorp, Inc.................................   113,424      4,349,810
#   TrustCo Bank Corp. NY................................   885,287      8,056,112
#   Trustmark Corp.......................................   892,162     31,395,181
    Two River Bancorp....................................     2,052         38,167
    Umpqua Holdings Corp................................. 2,497,918     53,205,653
#   Union Bankshares Corp................................   595,683     24,131,118
    United Bancshares, Inc...............................       466         10,369
#   United Bankshares, Inc...............................   587,453     21,706,388
    United Community Bancorp.............................     1,645         45,320
    United Community Banks, Inc..........................   513,732     15,427,372
    United Community Financial Corp......................   399,185      4,171,483
    United Financial Bancorp, Inc........................   445,789      7,805,765
    United Fire Group, Inc...............................   141,737      8,545,324
#   United Insurance Holdings Corp.......................    60,753      1,261,232
    United Security Bancshares...........................     2,290         24,618
    Unity Bancorp, Inc...................................    27,152        662,509
    Universal Insurance Holdings, Inc....................    22,045        978,798
    Univest Corp. of Pennsylvania........................   189,210      5,165,433
    Unum Group...........................................   629,921     25,026,761
#   US Global Investors, Inc., Class A...................     6,582         10,729
#   Valley National Bancorp.............................. 2,202,422     25,658,216
*   Veritex Holdings, Inc................................   129,977      4,005,891
#   Virtus Investment Partners, Inc......................    80,078     10,670,393
    Voya Financial, Inc..................................    82,984      4,192,352
#   Waddell & Reed Financial, Inc., Class A..............   381,010      7,890,717
    Walker & Dunlop, Inc.................................   288,957     17,123,592
    Washington Federal, Inc..............................   681,522     22,865,063
    Washington Trust Bancorp, Inc........................    24,925      1,456,866
    Waterstone Financial, Inc............................   189,976      3,229,592
#   Webster Financial Corp...............................    43,927      2,834,609
    WesBanco, Inc........................................   395,307     19,318,653
    West Bancorporation, Inc.............................    53,378      1,323,774
#   Western New England Bancorp, Inc.....................   207,491      2,251,277
#   White Mountains Insurance Group, Ltd.................    13,975     12,759,594
    Wintrust Financial Corp..............................   199,395     17,492,923
*   WMIH Corp............................................ 1,881,573      2,558,939
#*  World Acceptance Corp................................    71,109      7,104,500
    WR Berkley Corp......................................     8,969        679,940
    WSFS Financial Corp..................................   171,502      9,724,163
    WVS Financial Corp...................................       111          1,815
                                                                    --------------
TOTAL FINANCIALS.........................................            3,050,844,839
                                                                    --------------
HEALTHCARE -- (5.0%)
#*  AAC Holdings, Inc....................................     9,197         95,557
#*  Acadia Healthcare Co., Inc...........................   725,144     28,628,685
#   Aceto Corp...........................................   315,691      1,032,310
*   Achillion Pharmaceuticals, Inc....................... 1,254,832      3,237,467
*   Acorda Therapeutics, Inc.............................   550,969     13,746,677
*   Addus HomeCare Corp..................................   159,997     10,583,802

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
HEALTHCARE -- (Continued)
*   Adverum Biotechnologies, Inc.........................   253,228 $ 1,190,172
*   Allied Healthcare Products, Inc......................     1,298       3,050
*   Allscripts Healthcare Solutions, Inc................. 1,151,600  14,095,584
#*  Alpine Immune Sciences, Inc..........................     5,443      37,965
#*  AMAG Pharmaceuticals, Inc............................    76,047   1,676,836
*   American Shared Hospital Services....................    10,564      31,164
#*  Amphastar Pharmaceuticals, Inc.......................   226,378   3,950,296
*   AngioDynamics, Inc...................................   249,182   5,267,708
#*  Anika Therapeutics, Inc..............................   100,058   4,005,322
#*  Applied Genetic Technologies Corp....................   123,437     493,748
#*  Aptevo Therapeutics, Inc.............................   242,588   1,023,721
#*  Aquinox Pharmaceuticals, Inc.........................    16,086      47,615
*   Ardelyx, Inc.........................................    58,023     234,993
#*  Avanos Medical, Inc..................................   458,885  25,330,452
#*  Biocept, Inc.........................................     1,667       8,002
#*  Brookdale Senior Living, Inc......................... 1,910,338  18,320,141
#*  Calithera Biosciences, Inc...........................   171,641     763,802
#*  Catalyst Biosciences, Inc............................    57,734     570,412
#*  Celldex Therapeutics, Inc............................   795,355     369,840
*   Cellectar Biosciences, Inc...........................     3,200      10,208
#*  CHF Solutions, Inc...................................    26,632      43,410
*   Chimerix, Inc........................................   422,735   1,889,625
*   Civitas Solutions, Inc...............................    28,768     470,357
#*  Community Health Systems, Inc........................   915,540   3,057,904
*   Concert Pharmaceuticals, Inc.........................   131,790   2,107,322
    CONMED Corp..........................................   182,806  13,527,644
*   Cross Country Healthcare, Inc........................   300,514   3,525,029
*   CryoLife, Inc........................................   343,996  10,251,081
#*  Cumberland Pharmaceuticals, Inc......................   100,209     611,275
#*  Depomed, Inc.........................................   564,943   5,005,395
    Digirad Corp.........................................    92,373     152,415
#*  Diplomat Pharmacy, Inc...............................    65,802   1,367,366
*   Electromed, Inc......................................    37,234     195,479
*   Emergent BioSolutions, Inc...........................   335,001  18,207,304
#*  Endo International P.L.C............................. 1,114,141  13,859,914
    Ensign Group, Inc. (The).............................   207,168   7,472,550
#*  Envision Healthcare Corp.............................   744,180  32,937,407
#*  Evolent Health, Inc., Class A........................   530,600  10,718,120
#*  Five Prime Therapeutics, Inc.........................    37,106     552,879
*   Five Star Senior Living, Inc.........................    77,642     100,935
*   FONAR Corp...........................................    35,553     927,933
*   Haemonetics Corp.....................................   327,964  32,022,405
*   Hanger, Inc..........................................    58,363   1,021,353
*   Harvard Bioscience, Inc..............................   224,961   1,282,278
    HealthStream, Inc....................................   181,716   5,102,585
#*  Heat Biologics, Inc..................................    12,099      24,319
*   HMS Holdings Corp....................................   529,724  12,676,295
#*  Horizon Pharma P.L.C.................................   278,187   4,904,437
*   Immune Design Corp...................................    73,092     277,750
#*  Infinity Pharmaceuticals, Inc........................    41,724      73,851
*   InfuSystem Holdings, Inc.............................    34,582     105,475
#*  Inovalon Holdings, Inc., Class A.....................    43,659     464,968
*   Integer Holdings Corp................................   237,338  16,957,800
#*  Intra-Cellular Therapies, Inc........................    84,455   1,695,012
#*  IntriCon Corp........................................     8,849     514,127
#   Invacare Corp........................................   420,254   7,501,534
#*  Juniper Pharmaceuticals, Inc.........................     5,594      64,331
    Kewaunee Scientific Corp.............................    11,804     373,006
#*  Kindred Biosciences, Inc.............................   112,547   1,525,012

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
HEALTHCARE -- (Continued)
#*  LHC Group, Inc.......................................   323,901 $27,881,398
#*  LifePoint Health, Inc................................   392,895  25,459,596
#*  LivaNova P.L.C.......................................   106,016  11,675,542
    Luminex Corp.........................................   300,531  10,175,980
*   Magellan Health, Inc.................................   237,633  17,287,801
#*  Mallinckrodt P.L.C...................................   848,795  19,904,243
*   MEDNAX, Inc..........................................   602,280  25,771,561
*   Medpace Holdings, Inc................................     3,500     214,795
#*  MEI Pharma, Inc......................................    72,586     275,101
#*  Melinta Therapeutics, Inc............................    50,990     270,247
*   Merit Medical Systems, Inc...........................   330,745  17,959,454
#*  Merrimack Pharmaceuticals, Inc.......................   110,579     571,693
*   Micron Solutions, Inc................................       600       1,980
#*  Minerva Neurosciences, Inc...........................    15,080     121,394
#*  Mirati Therapeutics, Inc.............................    31,656   1,943,678
#*  Myriad Genetics, Inc.................................   136,839   5,986,706
#*  Nabriva Therapeutics P.L.C...........................       300         813
#*  NantHealth, Inc......................................     9,697      31,321
*   NantKwest, Inc.......................................    39,873     139,556
    National HealthCare Corp.............................    48,595   3,502,728
*   Natus Medical, Inc...................................   106,903   3,901,960
*   Neurotrope, Inc......................................     3,058      30,733
*   Novus Therapeutics, Inc..............................       416       3,049
#*  NuVasive, Inc........................................    59,492   3,453,511
#*  Nuvectra Corp........................................   120,696   1,892,513
#*  OpGen, Inc...........................................    11,046      20,766
*   Ophthotech Corp......................................   132,407     329,693
*   Orthofix International NV............................    60,079   3,634,179
#*  Otonomy, Inc.........................................   273,481     902,487
#   Owens & Minor, Inc...................................   718,650  13,560,926
#*  Pain Therapeutics, Inc...............................    17,455      39,099
#   Patterson Cos., Inc..................................     9,544     234,019
#*  PDL BioPharma, Inc................................... 1,388,144   3,484,241
#*  Pfenex, Inc..........................................    63,699     326,139
#*  Premier, Inc., Class A...............................   151,724   5,674,478
#*  Prestige Brands Holdings, Inc........................   372,872  13,322,717
*   Protagonist Therapeutics, Inc........................    69,089     478,096
#*  Proteostasis Therapeutics, Inc.......................     5,757      14,277
#*  Prothena Corp. P.L.C.................................   162,318   2,412,045
*   Providence Service Corp. (The).......................   143,017  10,022,631
*   Quality Systems, Inc.................................    21,704     436,902
#*  Quorum Health Corp...................................   310,954   1,505,017
#*  Ra Pharmaceuticals, Inc..............................     4,590      50,490
#*  Repligen Corp........................................    22,559   1,090,276
#*  Ritter Pharmaceuticals, Inc..........................     4,495       9,799
*   RTI Surgical, Inc....................................   491,152   2,259,299
*   SeaSpine Holdings Corp...............................   107,105   1,495,186
*   Select Medical Holdings Corp......................... 1,019,476  21,205,101
#*  Sierra Oncology, Inc.................................   146,641     416,460
*   Surgery Partners, Inc................................    19,816     299,222
*   Surmodics, Inc.......................................     2,398     141,002
#*  Syneos Health, Inc...................................   194,541   9,586,008
#*  Taro Pharmaceutical Industries, Ltd..................    19,906   2,234,648
#*  Tenax Therapeutics, Inc..............................     5,938      37,409
#*  Tetraphase Pharmaceuticals, Inc......................   393,876   1,130,424
#*  Tonix Pharmaceuticals Holding Corp...................    13,635      16,089
*   Triple-S Management Corp., Class B...................   122,302   4,342,944
*   United Therapeutics Corp.............................   100,423  12,342,991
*   Versartis, Inc.......................................   192,676     327,549

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
HEALTHCARE -- (Continued)
#*  Vical, Inc...........................................     4,309 $      5,946
*   Zafgen, Inc..........................................   133,946    1,393,038
                                                                    ------------
TOTAL HEALTHCARE.........................................            641,562,357
                                                                    ------------
INDUSTRIALS -- (18.0%)
    AAR Corp.............................................   228,690   10,842,193
#   ABM Industries, Inc..................................   590,763   18,431,806
#*  Acacia Research Corp.................................   322,338    1,224,884
    ACCO Brands Corp.....................................   806,600   10,324,480
#   Acme United Corp.....................................    26,478      577,485
#   Actuant Corp., Class A...............................   429,243   12,254,888
#   Acuity Brands, Inc...................................    20,912    2,907,395
*   Advanced Disposal Services, Inc......................   148,780    3,659,988
#*  AECOM................................................ 1,445,896   48,524,270
*   Aegion Corp..........................................   187,781    4,653,213
*   AeroCentury Corp.....................................     3,448       57,754
#*  Aerovironment, Inc...................................   140,711   10,357,737
    AGCO Corp............................................   751,921   47,386,061
    Air Lease Corp....................................... 1,040,908   45,758,316
*   Air Transport Services Group, Inc....................   261,311    5,887,337
    Aircastle, Ltd.......................................   710,981   14,738,636
    Alamo Group, Inc.....................................    72,757    6,766,401
#   Alaska Air Group, Inc................................   193,462   12,155,217
#   Albany International Corp., Class A..................   200,388   13,255,666
*   Alpha Pro Tech, Ltd..................................    15,140       49,962
    Altra Industrial Motion Corp.........................    14,287      627,199
    AMERCO...............................................    87,100   32,843,668
*   Ameresco, Inc., Class A..............................   113,381    1,519,305
#   American Railcar Industries, Inc.....................   120,919    5,510,279
#*  American Superconductor Corp.........................    28,993      150,184
*   American Woodmark Corp...............................    37,700    3,146,065
*   AMREP Corp...........................................     7,243       53,308
#   Apogee Enterprises, Inc..............................    62,627    3,178,947
*   ARC Document Solutions, Inc..........................   567,367    1,463,807
    ArcBest Corp.........................................   172,104    8,011,441
    Arconic, Inc.........................................   628,214   13,625,962
    Argan, Inc...........................................   132,039    5,070,298
*   Armstrong Flooring, Inc..............................   225,311    2,944,815
*   Arotech Corp.........................................   191,584      747,178
*   ASGN, Inc............................................   434,885   39,270,115
#   Astec Industries, Inc................................   240,855   11,833,206
#*  Astronics Corp.......................................    35,361    1,450,155
#*  Atlas Air Worldwide Holdings, Inc....................   202,620   13,585,671
#*  Avalon Holdings Corp., Class A.......................     1,925        7,065
    AZZ, Inc.............................................    38,315    2,076,673
#*  Babcock & Wilcox Enterprises, Inc.................... 1,228,187    2,640,602
    Barnes Group, Inc....................................   292,312   19,833,369
*   Beacon Roofing Supply, Inc...........................   300,469   12,643,736
*   BMC Stock Holdings, Inc..............................   198,105    4,358,310
    Brady Corp., Class A.................................   237,163    9,071,485
    Briggs & Stratton Corp...............................   291,375    5,154,424
#*  Broadwind Energy, Inc................................     9,465       22,053
*   CAI International, Inc...............................   184,162    4,228,360
    Carlisle Cos., Inc...................................    10,000    1,228,400
*   CBIZ, Inc............................................   402,883    8,863,426
    CECO Environmental Corp..............................   386,753    2,656,993
#*  Celadon Group, Inc...................................   138,840      388,752
#*  Chart Industries, Inc................................   410,704   32,071,875
#   Chicago Rivet & Machine Co...........................     2,571       80,974

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
#   CIRCOR International, Inc............................ 175,783 $ 7,795,976
*   Civeo Corp........................................... 503,497   1,918,324
*   Clean Harbors, Inc................................... 352,093  20,044,654
#*  Colfax Corp.......................................... 916,140  29,591,322
    Columbus McKinnon Corp............................... 180,268   7,419,831
*   Commercial Vehicle Group, Inc........................  61,914     434,017
    CompX International, Inc.............................   5,019      63,741
*   Continental Materials Corp...........................     125       2,034
    Copa Holdings SA, Class A............................  83,118   8,090,706
#   Costamare, Inc....................................... 391,176   2,714,761
*   Covenant Transportation Group, Inc., Class A......... 111,161   3,221,446
*   CPI Aerostructures, Inc..............................  93,080     874,952
    CRA International, Inc...............................  60,301   3,263,490
*   CSW Industrials, Inc.................................  64,126   3,478,836
    Cubic Corp........................................... 176,792  12,039,535
    Curtiss-Wright Corp..................................  51,216   6,813,264
    Deluxe Corp..........................................  41,866   2,467,163
#   DMC Global, Inc......................................  88,867   3,647,990
    Douglas Dynamics, Inc................................  92,191   4,526,578
*   Ducommun, Inc........................................  83,692   2,789,454
*   DXP Enterprises, Inc................................. 140,919   5,825,591
*   Eagle Bulk Shipping, Inc............................. 134,105     771,104
    Eastern Co. (The)....................................  31,978     943,351
#*  Echo Global Logistics, Inc........................... 368,692  12,701,439
    Ecology and Environment, Inc., Class A...............   8,425     110,789
    EMCOR Group, Inc..................................... 194,679  14,980,549
    Encore Wire Corp..................................... 138,216   6,738,030
    EnerSys.............................................. 113,537   9,317,982
*   Engility Holdings, Inc............................... 143,635   4,969,771
    Ennis, Inc........................................... 155,495   3,382,016
    EnPro Industries, Inc................................  30,544   2,333,256
#   ESCO Technologies, Inc............................... 193,837  12,066,353
#   Espey Manufacturing & Electronics Corp...............   8,552     221,497
    Essendant, Inc....................................... 445,739   7,412,640
*   Esterline Technologies Corp.......................... 202,368  17,261,990
    Federal Signal Corp.................................. 692,006  16,435,142
    Forward Air Corp.....................................  63,148   4,035,157
*   Franklin Covey Co.................................... 115,883   2,960,811
    Franklin Electric Co., Inc........................... 274,015  13,550,042
    FreightCar America, Inc.............................. 120,861   2,212,965
*   FTI Consulting, Inc.................................. 332,052  26,218,826
#*  FuelCell Energy, Inc................................. 279,077     362,800
#   GATX Corp............................................ 282,461  23,257,839
*   Genco Shipping & Trading, Ltd........................  60,389     896,777
*   Gencor Industries, Inc...............................  70,812   1,062,180
#*  Genesee & Wyoming, Inc., Class A..................... 587,682  50,540,652
#*  Gibraltar Industries, Inc............................ 231,728  10,068,582
*   GMS, Inc.............................................  38,142   1,000,846
*   Golden Ocean Group, Ltd..............................  12,487     116,753
#*  Goldfield Corp. (The)................................ 297,174   1,411,577
    Gorman-Rupp Co. (The)................................ 342,420  12,957,173
*   GP Strategies Corp................................... 146,316   2,765,372
    Graham Corp..........................................  58,541   1,558,947
#   Granite Construction, Inc............................ 477,093  25,739,167
*   Great Lakes Dredge & Dock Corp....................... 490,927   2,651,006
#   Greenbrier Cos., Inc. (The).......................... 205,032  11,615,063
    Griffon Corp......................................... 282,769   5,061,565
#   Hawaiian Holdings, Inc............................... 333,491  13,372,989
#   Heartland Express, Inc............................... 191,567   3,676,171

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
INDUSTRIALS -- (Continued)
    Heidrick & Struggles International, Inc..............   175,730 $ 7,187,357
*   Herc Holdings, Inc...................................       487      27,671
*   Heritage-Crystal Clean, Inc..........................    86,641   2,088,048
    Herman Miller, Inc...................................    84,880   3,212,708
#*  Hertz Global Holdings, Inc...........................   829,506  12,633,376
#*  Hill International, Inc..............................   196,831   1,082,571
#   HNI Corp.............................................    22,355     967,301
*   Houston Wire & Cable Co..............................   180,708   1,445,664
*   Hub Group, Inc., Class A.............................   371,867  17,254,629
*   Hudson Global, Inc...................................   119,294     202,800
#*  Hudson Technologies, Inc.............................   435,022     791,740
    Hurco Cos., Inc......................................    43,310   1,918,633
*   Huron Consulting Group, Inc..........................   228,739   9,984,457
#*  Huttig Building Products, Inc........................    36,345     167,187
    Hyster-Yale Materials Handling, Inc..................    95,020   6,248,515
    ICF International, Inc...............................   140,159  10,322,710
*   IES Holdings, Inc....................................     5,502      98,761
*   InnerWorkings, Inc...................................   793,762   7,032,731
*   Innovative Solutions & Support, Inc..................     9,704      28,530
    Insteel Industries, Inc..............................   166,352   6,842,058
    ITT, Inc.............................................   399,200  22,622,664
    Jacobs Engineering Group, Inc........................   811,285  54,867,205
*   JetBlue Airways Corp................................. 2,730,345  49,146,210
    Kadant, Inc..........................................    37,011   3,575,263
    Kaman Corp...........................................   198,020  13,112,884
    KBR, Inc............................................. 1,080,185  21,582,096
    Kelly Services, Inc., Class A........................   225,173   5,469,452
#   Kennametal, Inc......................................   179,285   6,984,944
#*  KeyW Holding Corp. (The).............................   322,839   2,863,582
    Kimball International, Inc., Class B.................     1,023      16,521
#*  Kirby Corp...........................................   482,788  40,288,659
*   KLX, Inc.............................................   550,511  40,214,829
#   Knight-Swift Transportation Holdings, Inc............   121,648   3,959,642
    Knoll, Inc...........................................    69,995   1,578,387
    Korn/Ferry International.............................   434,880  28,693,382
*   Lawson Products, Inc.................................    36,260     980,833
*   LB Foster Co., Class A...............................    94,675   2,324,271
*   Limbach Holdings, Inc................................    55,369     615,150
    LS Starrett Co. (The), Class A.......................    27,680     177,152
#   LSC Communications, Inc..............................   228,471   3,431,634
    LSI Industries, Inc..................................   342,089   1,672,815
*   Lydall, Inc..........................................    78,678   3,650,659
#   Macquarie Infrastructure Corp........................   435,336  19,768,608
#*  Manitowoc Co., Inc. (The)............................   465,631  12,334,565
    ManpowerGroup, Inc...................................   336,688  31,399,523
    Marten Transport, Ltd................................   291,891   6,377,818
*   Masonite International Corp..........................    79,466   5,423,555
#*  MasTec, Inc..........................................   611,774  28,478,080
    Matson, Inc..........................................   303,776  10,935,936
    Matthews International Corp., Class A................   224,650  11,805,357
    McGrath RentCorp.....................................   195,792  11,626,129
#*  Mercury Systems, Inc.................................   339,268  14,157,654
*   Milacron Holdings Corp...............................    63,403   1,321,953
    Miller Industries, Inc...............................    71,787   1,870,051
*   Mistras Group, Inc...................................   194,978   4,102,337
    Mobile Mini, Inc.....................................   338,651  14,443,465
    Moog, Inc., Class A..................................   234,686  17,603,797
*   MRC Global, Inc......................................    63,840   1,445,976
#   Mueller Industries, Inc..............................   241,708   8,002,952

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
INDUSTRIALS -- (Continued)
    Mueller Water Products, Inc., Class A................    66,724 $   824,041
#   Multi-Color Corp.....................................    31,643   2,099,513
*   MYR Group, Inc.......................................   146,060   5,388,153
#   National Presto Industries, Inc......................    23,669   2,950,341
*   Navigant Consulting, Inc.............................   317,769   6,914,653
*   Nexeo Solutions, Inc.................................    64,762     588,039
*   NL Industries, Inc...................................   114,856     982,019
#   NN, Inc..............................................   209,446   4,503,089
#*  Northwest Pipe Co....................................   112,561   2,201,693
#*  NOW, Inc............................................. 1,351,743  20,208,558
#*  NV5 Global, Inc......................................    61,669   4,643,676
*   nVent Electric P.L.C.................................    53,231   1,458,529
*   Orion Group Holdings, Inc............................   238,004   2,182,497
    Oshkosh Corp.........................................   136,298  10,256,424
    Owens Corning........................................   428,249  26,645,653
*   PAM Transportation Services, Inc.....................    24,360   1,328,838
    Park-Ohio Holdings Corp..............................    86,243   3,229,800
#*  Patriot Transportation Holding, Inc..................     4,683      99,748
#   Pendrell Corp........................................       149     102,661
*   Perma-Fix Environmental Services.....................    15,435      70,229
*   Perma-Pipe International Holdings, Inc...............    27,948     252,929
    PICO Holdings, Inc...................................   152,801   1,848,892
    Powell Industries, Inc...............................   128,715   4,717,405
    Preformed Line Products Co...........................    30,402   2,669,296
    Primoris Services Corp...............................   374,328  10,110,599
    Quad/Graphics, Inc...................................   103,681   2,131,681
    Quanex Building Products Corp........................   321,809   5,696,019
*   Quanta Services, Inc................................. 1,660,315  56,566,932
*   Radiant Logistics, Inc...............................   349,485   1,394,445
    Raven Industries, Inc................................    25,395     985,326
    RCM Technologies, Inc................................    41,207     200,266
    Regal Beloit Corp....................................   351,378  30,200,939
    Reis, Inc............................................    85,248   1,820,045
    Resources Connection, Inc............................   354,901   5,642,926
#   REV Group, Inc.......................................    79,063   1,357,512
*   Rexnord Corp.........................................    95,747   2,895,389
*   Roadrunner Transportation Systems, Inc...............   263,777     577,672
*   Rush Enterprises, Inc., Class A......................   180,514   8,139,376
*   Rush Enterprises, Inc., Class B......................    22,850   1,028,022
    Ryder System, Inc....................................   538,529  42,166,821
*   Saia, Inc............................................   193,842  14,605,995
#   Schneider National, Inc., Class B....................   281,779   7,365,703
    Scorpio Bulkers, Inc.................................   387,211   2,923,443
*   SIFCO Industries, Inc................................    16,504      84,996
#   Simpson Manufacturing Co., Inc.......................   315,684  23,032,305
    SkyWest, Inc.........................................   421,673  25,258,213
#   Snap-on, Inc.........................................    91,518  15,520,538
*   SP Plus Corp.........................................   176,101   6,867,939
    Spartan Motors, Inc..................................   313,960   4,630,910
*   Sparton Corp.........................................    16,519     246,629
#*  Spirit Airlines, Inc.................................   636,854  27,664,938
    Standex International Corp...........................     6,518     675,591
    Steelcase, Inc., Class A.............................   633,069   8,704,699
#*  Sterling Construction Co., Inc.......................   247,101   3,318,566
    Sun Hydraulics Corp..................................    28,057   1,460,647
#*  Sunrun, Inc..........................................     6,863      97,043
#   Systemax, Inc........................................    23,781   1,063,486
#*  Team, Inc............................................   334,558   7,293,364
#   Terex Corp...........................................   126,723   5,591,019

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES       VALUE+
                                                          --------- --------------
INDUSTRIALS -- (Continued)
    Tetra Tech, Inc......................................   420,791 $   25,584,093
#*  Textainer Group Holdings, Ltd........................    42,996        683,636
*   Thermon Group Holdings, Inc..........................   286,039      7,170,998
    Timken Co. (The).....................................   138,123      6,802,558
    Titan International, Inc.............................   772,274      8,178,382
#*  Titan Machinery, Inc.................................   231,761      3,508,862
*   Transcat, Inc........................................    10,790        246,552
*   TriMas Corp..........................................    87,195      2,580,972
    Trinity Industries, Inc.............................. 1,613,572     61,477,093
    Triton International, Ltd............................   617,402     21,732,550
#   Triumph Group, Inc...................................   441,160      9,198,186
*   TrueBlue, Inc........................................   368,976      9,980,801
#*  Tutor Perini Corp....................................   445,343      8,238,845
*   Twin Disc, Inc.......................................    26,938        706,045
*   Ultralife Corp.......................................   123,180      1,237,959
    UniFirst Corp........................................    56,491     10,572,291
    Universal Forest Products, Inc.......................   512,199     18,869,411
#*  USA Truck, Inc.......................................    93,306      2,035,937
*   USG Corp.............................................   233,590     10,095,760
    Valmont Industries, Inc..............................    23,673      3,305,934
*   Vectrus, Inc.........................................   108,749      3,415,806
*   Veritiv Corp.........................................    99,492      3,810,544
    Viad Corp............................................   157,968      9,067,363
#   Virco Manufacturing Corp.............................    19,199         93,115
#*  Vivint Solar, Inc....................................     5,837         33,271
*   Volt Information Sciences, Inc.......................    77,133        293,105
    VSE Corp.............................................    55,619      2,397,179
#   Wabash National Corp.................................   760,857     15,064,969
*   WageWorks, Inc.......................................    53,041      2,800,565
    Watts Water Technologies, Inc., Class A..............   129,233     11,055,883
#   Werner Enterprises, Inc..............................   703,212     26,194,647
#*  Wesco Aircraft Holdings, Inc.........................   860,126     10,278,506
*   WESCO International, Inc.............................   509,377     31,071,997
#*  Willdan Group, Inc...................................    12,069        336,484
*   Willis Lease Finance Corp............................    12,818        400,178
    Woodward, Inc........................................     3,367        280,168
                                                                    --------------
TOTAL INDUSTRIALS........................................            2,334,685,375
                                                                    --------------
INFORMATION TECHNOLOGY -- (9.8%)
>>  Actua Corp...........................................    92,463         92,463
*   Acxiom Corp..........................................   661,136     26,802,453
*   ADDvantage Technologies Group, Inc...................    11,887         17,236
    ADTRAN, Inc..........................................   574,552      9,336,470
*   Agilysys, Inc........................................   126,143      2,075,052
#*  Airgain, Inc.........................................     2,250         22,365
*   Alpha & Omega Semiconductor, Ltd.....................   192,391      2,570,344
*   Amkor Technology, Inc................................ 2,251,361     19,541,813
#*  Amtech Systems, Inc..................................   191,153      1,081,926
*   Anixter International, Inc...........................   263,333     19,196,976
*   ARRIS International P.L.C............................ 1,294,137     32,689,901
*   Arrow Electronics, Inc............................... 1,011,968     76,747,653
    AstroNova, Inc.......................................    47,422        858,338
#*  Asure Software, Inc..................................    43,016        606,095
*   Aviat Networks, Inc..................................    32,575        496,769
    Avnet, Inc........................................... 1,549,152     67,930,315
    AVX Corp.............................................   707,759     14,707,232
*   Aware, Inc...........................................   126,032        472,620
*   Axcelis Technologies, Inc............................   267,203      5,878,466
#*  AXT, Inc.............................................   384,321      2,901,624

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
INFORMATION TECHNOLOGY -- (Continued)
    Bel Fuse, Inc., Class A..............................     3,065 $    60,074
    Bel Fuse, Inc., Class B..............................    88,872   1,999,620
#   Belden, Inc..........................................   159,246  10,311,178
    Benchmark Electronics, Inc...........................   322,317   7,800,071
    BK Technologies, Inc.................................     8,250      29,288
#   Black Box Corp.......................................   207,720     284,576
#*  BroadVision, Inc.....................................    22,469      44,938
    Brooks Automation, Inc...............................   407,619  12,464,989
*   BSQUARE Corp.........................................   126,505     290,962
*   CACI International, Inc., Class A....................   145,470  25,486,344
*   Calix, Inc...........................................   335,872   2,367,898
*   Cardtronics P.L.C., Class A..........................   191,894   4,858,756
#*  Cars.com, Inc........................................   630,032  17,874,008
    Cass Information Systems, Inc........................     3,447     232,155
    CCUR Holdings, Inc...................................    43,478     223,042
*   CEVA, Inc............................................     3,609     108,631
#*  Ciena Corp...........................................    99,032   2,515,413
#*  Cirrus Logic, Inc....................................   126,330   5,465,036
#*  Clearfield, Inc......................................    43,263     560,256
#   ClearOne, Inc........................................       200         680
#   Cohu, Inc............................................   216,386   5,448,599
*   CommScope Holding Co., Inc...........................    18,797     603,572
    Communications Systems, Inc..........................    39,335     141,999
*   Computer Task Group, Inc.............................   146,987     884,862
    Comtech Telecommunications Corp......................   205,397   6,901,339
*   Conduent, Inc........................................   157,821   2,834,465
#   Convergys Corp.......................................   564,591  13,888,939
*   Cray, Inc............................................   289,651   7,226,792
#*  Cree, Inc............................................   768,886  36,252,975
    CSP, Inc.............................................     5,024      54,259
    CTS Corp.............................................   192,016   6,701,358
#*  CyberOptics Corp.....................................    77,004   1,443,825
#   Daktronics, Inc......................................   487,003   4,183,356
*   Data I/O Corp........................................    36,308     184,082
*   DHI Group, Inc.......................................   624,363   1,311,162
*   Digi International, Inc..............................   163,677   2,209,640
*   Diodes, Inc..........................................   433,179  16,096,932
*   DSP Group, Inc.......................................   127,305   1,591,313
*   Echelon Corp.........................................     2,023      16,933
#*  EchoStar Corp., Class A..............................   494,290  22,238,107
*   Edgewater Technology, Inc............................    53,710     274,995
#*  Electro Scientific Industries, Inc...................   267,889   4,830,039
#*  Electronics For Imaging, Inc.........................   504,812  17,224,185
#*  EMCORE Corp..........................................   164,316     829,796
    Entegris, Inc........................................   208,437   7,326,561
*   ePlus, Inc...........................................    95,404   9,411,605
#*  Euronet Worldwide, Inc...............................    12,965   1,192,002
*   Evolving Systems, Inc................................     4,622      12,017
#*  Fabrinet.............................................   468,619  18,332,375
*   FARO Technologies, Inc...............................   132,334   8,614,943
#*  Finisar Corp......................................... 1,349,698  22,742,411
*   Finjan Holdings, Inc.................................    26,769     107,076
*   First Solar, Inc.....................................   139,304   7,292,564
#*  Fitbit, Inc., Class A................................   297,411   1,763,647
*   Flex, Ltd............................................   398,133   5,557,937
*   FormFactor, Inc......................................   545,274   7,061,298
*   Frequency Electronics, Inc...........................    34,992     290,434
*   GSE Systems, Inc.....................................    70,034     206,600
*   GSI Technology, Inc..................................   121,746     833,960

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
INFORMATION TECHNOLOGY -- (Continued)
#*  Harmonic, Inc........................................ 1,137,599 $ 5,232,955
#*  Ichor Holdings, Ltd..................................   135,717   2,850,057
#*  ID Systems, Inc......................................    10,095      68,646
*   IEC Electronics Corp.................................     4,622      23,942
#*  II-VI, Inc...........................................   497,222  19,491,102
#*  Infinera Corp........................................   605,645   5,038,966
*   Insight Enterprises, Inc.............................   228,044  11,463,772
    InterDigital, Inc....................................    38,515   3,175,562
*   inTEST Corp..........................................   116,522     844,785
#*  Intevac, Inc.........................................   195,413     918,441
    Jabil, Inc........................................... 1,470,618  41,427,309
*   KEMET Corp...........................................   160,419   4,169,290
*   Key Tronic Corp......................................    59,243     478,683
*   Kimball Electronics, Inc.............................   168,184   3,422,544
#*  Knowles Corp.........................................   843,691  14,646,476
    Kulicke & Soffa Industries, Inc......................   462,183  12,183,144
*   KVH Industries, Inc..................................   130,284   1,615,522
*   Lantronix, Inc.......................................    17,484      46,682
*   Leaf Group, Ltd......................................   113,742   1,330,781
#*  LightPath Technologies, Inc., Class A................   128,052     304,764
*   Liquidity Services, Inc..............................   272,403   1,920,441
    LogMeIn, Inc.........................................    34,772   2,818,271
*   Luna Innovations, Inc................................    47,121     159,740
*   Luxoft Holding, Inc..................................     3,000     114,000
#*  MACOM Technology Solutions Holdings, Inc.............    56,968   1,186,643
    ManTech International Corp., Class A.................   230,695  13,807,096
    Marchex, Inc., Class B...............................   312,716     953,784
*   MaxLinear, Inc.......................................    33,851     585,961
#*  Meet Group, Inc.(The)................................ 1,021,057   4,145,491
    Methode Electronics, Inc.............................   262,912  10,319,296
*   MicroStrategy, Inc., Class A.........................    21,179   2,756,447
    MKS Instruments, Inc.................................   157,837  14,884,029
    Monotype Imaging Holdings, Inc.......................    85,578   1,767,186
    MTS Systems Corp.....................................    57,794   3,151,218
*   Nanometrics, Inc.....................................   248,949   9,375,419
*   Napco Security Technologies, Inc.....................    54,133     855,301
#*  NeoPhotonics Corp....................................   467,788   2,979,810
*   NETGEAR, Inc.........................................   366,546  24,137,054
#*  NetScout Systems, Inc................................   768,971  20,608,423
    Network-1 Technologies, Inc..........................   110,489     309,369
#*  OneSpan, Inc.........................................   222,899   3,633,254
#*  Optical Cable Corp...................................    28,064     106,643
#*  OSI Systems, Inc.....................................   220,665  17,600,240
#*  PAR Technology Corp..................................    94,675   1,768,529
    Park Electrochemical Corp............................   179,383   3,966,158
    PC Connection, Inc...................................   136,725   4,628,141
#*  PCM, Inc.............................................   142,115   3,140,742
    PC-Tel, Inc..........................................    56,688     350,899
#*  PDF Solutions, Inc...................................   178,726   1,876,623
#*  Perceptron, Inc......................................    48,702     494,812
*   Perficient, Inc......................................   333,102   8,767,245
*   Photronics, Inc......................................   561,969   5,057,721
*   Plexus Corp..........................................   308,703  18,343,132
#*  Presidio, Inc........................................     1,205      16,822
*   PRGX Global, Inc.....................................    45,637     413,015
*   Qualstar Corp........................................     2,764      20,592
#*  QuinStreet, Inc......................................     8,546     113,320
*   Qumu Corp............................................    23,376      57,271
*   Rambus, Inc..........................................   730,797   9,032,651

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES       VALUE+
                                                          --------- --------------
INFORMATION TECHNOLOGY -- (Continued)
*   RealNetworks, Inc....................................   275,335 $      988,453
    RF Industries, Ltd...................................    60,761        604,572
*   Rhythmone P.L.C......................................    11,431         30,596
*   Ribbon Communications, Inc...........................   318,308      2,159,720
    Richardson Electronics, Ltd..........................    74,071        678,490
*   Rogers Corp..........................................   157,465     18,355,695
*   Rubicon Project, Inc. (The)..........................   420,861      1,212,080
#*  Rubicon Technology, Inc..............................       262          2,075
*   Rudolph Technologies, Inc............................   388,840     11,120,824
*   Sanmina Corp.........................................   579,095     16,851,664
    Sapiens International Corp. NV.......................     4,800         49,536
*   ScanSource, Inc......................................   195,666      8,071,222
*   Seachange International, Inc.........................   316,630        968,888
#*  SecureWorks Corp., Class A...........................     1,084         13,897
#*  Sigma Designs, Inc...................................   365,378      2,210,537
*   SMTC Corp............................................    17,510         43,425
#*  SolarEdge Technologies, Inc..........................    35,969      1,915,349
#*  StarTek, Inc.........................................    63,545        488,026
*   Steel Connect, Inc...................................   229,632        486,820
#*  Stratasys, Ltd.......................................   309,319      6,006,975
#*  Super Micro Computer, Inc............................   565,891     12,506,191
*   Sykes Enterprises, Inc...............................   424,128     12,579,636
#*  Synaptics, Inc.......................................   291,712     14,617,688
#*  Synchronoss Technologies, Inc........................   244,683      1,035,009
    SYNNEX Corp..........................................   241,332     23,281,298
*   Tech Data Corp.......................................   450,884     37,608,234
*   TechTarget, Inc......................................   123,679      3,514,957
*   Telaria, Inc.........................................    34,775        129,711
*   Telenav, Inc.........................................    25,715        138,861
    TESSCO Technologies, Inc.............................    63,678      1,181,227
#   TiVo Corp............................................ 1,002,844     12,184,555
#*  Trio-Tech International..............................     3,288         15,191
#*  TTM Technologies, Inc................................   880,589     15,287,025
#*  Ultra Clean Holdings, Inc............................   383,914      5,152,126
#*  Veeco Instruments, Inc...............................   626,998      9,185,521
*   VeriFone Systems, Inc................................   806,661     18,472,537
*   Verint Systems, Inc..................................   238,224     10,696,258
#*  Viavi Solutions, Inc.................................    78,302        792,416
*   Virtusa Corp.........................................    98,041      5,179,506
#   Vishay Intertechnology, Inc..........................   997,298     24,932,450
*   Vishay Precision Group, Inc..........................    69,442      2,770,736
    Wayside Technology Group, Inc........................    17,485        236,048
*   Wireless Telecom Group, Inc..........................    10,991         23,081
*   Xcerra Corp..........................................   429,609      6,117,632
    Xerox Corp...........................................   645,325     16,759,090
*   XO Group, Inc........................................   209,638      5,907,599
#   Xperi Corp...........................................   110,128      1,833,631
*   Xplore Technologies Corp.............................    39,375        235,463
*   Zedge, Inc., Class B.................................    17,667         52,471
*   Zynga, Inc., Class A................................. 2,780,381     10,537,644
                                                                    --------------
TOTAL INFORMATION TECHNOLOGY.............................            1,271,301,828
                                                                    --------------
MATERIALS -- (5.4%)
    A Schulman, Inc......................................    62,881      2,725,891
*   AdvanSix, Inc........................................    43,935      1,778,049
*   AgroFresh Solutions, Inc.............................    99,390        706,663
*   Alcoa Corp...........................................   644,003     27,866,010
#*  Allegheny Technologies, Inc..........................   366,899     10,199,792
    American Vanguard Corp...............................   261,251      5,669,147

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
MATERIALS -- (Continued)
#*  Ampco-Pittsburgh Corp................................   120,270 $ 1,268,849
    Ashland Global Holdings, Inc.........................    85,258   7,000,534
    Boise Cascade Co.....................................   299,322  12,945,677
    Cabot Corp...........................................    88,981   5,881,644
#   Carpenter Technology Corp............................   420,320  23,020,926
#*  Century Aluminum Co..................................   766,399   9,817,571
*   Clearwater Paper Corp................................   182,055   4,114,443
*   Coeur Mining, Inc....................................   972,320   6,806,240
#   Commercial Metals Co................................. 1,050,650  23,471,521
    Core Molding Technologies, Inc.......................    41,394     556,749
    Domtar Corp..........................................   640,747  30,896,820
    Ferroglobe P.L.C.....................................   158,883   1,294,896
#*  Flexible Solutions International, Inc................    10,090      15,740
#*  Flotek Industries, Inc...............................   627,119   1,944,069
    Friedman Industries, Inc.............................    59,868     622,029
    FutureFuel Corp......................................   277,084   3,812,676
#   Gold Resource Corp...................................    93,513     612,510
    Greif, Inc., Class A.................................   193,429  10,532,209
    Greif, Inc., Class B.................................    18,316   1,059,581
    Hawkins, Inc.........................................    72,306   2,697,014
    Haynes International, Inc............................   123,188   5,230,563
#   HB Fuller Co.........................................   482,313  27,337,501
#   Hecla Mining Co...................................... 4,517,667  14,456,534
    Huntsman Corp........................................   914,446  30,661,374
    Innophos Holdings, Inc...............................   150,993   6,821,864
    Innospec, Inc........................................   260,042  21,050,400
*   Intrepid Potash, Inc.................................   875,435   3,738,107
    Kaiser Aluminum Corp.................................    90,908  10,147,151
    KapStone Paper and Packaging Corp....................   944,202  32,839,346
#*  Kraton Corp..........................................   288,605  13,879,014
#   Kronos Worldwide, Inc................................    45,296   1,030,031
    Louisiana-Pacific Corp...............................   711,472  19,152,826
#*  LSB Industries, Inc..................................   120,750     793,328
    Materion Corp........................................   158,011   9,907,290
#   McEwen Mining, Inc...................................    61,134     136,940
    Mercer International, Inc............................   444,466   7,978,165
    Minerals Technologies, Inc...........................   238,674  18,043,754
    Mosaic Co. (The).....................................   169,540   5,104,849
#   Nexa Resources SA....................................    14,438     193,614
    Northern Technologies International Corp.............     7,686     291,299
    Olin Corp............................................   737,307  21,757,930
    Olympic Steel, Inc...................................    93,321   2,063,327
#*  Owens-Illinois, Inc..................................   207,086   3,868,366
    PH Glatfelter Co.....................................   296,726   4,857,405
#*  Platform Specialty Products Corp..................... 1,204,510  14,887,744
*   PQ Group Holdings, Inc...............................    31,378     565,432
#   Rayonier Advanced Materials, Inc.....................    51,758     933,714
    Reliance Steel & Aluminum Co.........................   771,739  69,610,858
*   Resolute Forest Products, Inc........................   331,373   3,363,436
#   Schnitzer Steel Industries, Inc., Class A............   308,376  10,160,989
    Schweitzer-Mauduit International, Inc................   267,281  11,089,489
    Sonoco Products Co...................................   154,251   8,610,291
#   Stepan Co............................................   173,573  15,201,523
*   Summit Materials, Inc., Class A......................   159,246   3,997,075
*   SunCoke Energy, Inc..................................   638,010   7,279,694
#   Synalloy Corp........................................    34,439     743,882
#*  TimkenSteel Corp.....................................   594,444   8,262,772
#*  Trecora Resources....................................    98,326   1,474,890
    Tredegar Corp........................................   134,099   3,493,279

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES       VALUE+
                                                          --------- ---------------
MATERIALS -- (Continued)
#   Tronox, Ltd., Class A................................   653,314 $    12,053,643
*   UFP Technologies, Inc................................    17,943         586,736
    United States Lime & Minerals, Inc...................    32,961       2,561,070
#   United States Steel Corp............................. 1,435,849      52,307,979
*   Universal Stainless & Alloy Products, Inc............    60,468       1,808,598
#*  US Concrete, Inc.....................................    37,083       1,872,692
*   Verso Corp., Class A.................................   237,005       4,946,294
#   Worthington Industries, Inc..........................   181,432       8,494,646
                                                                    ---------------
TOTAL MATERIALS..........................................               702,964,954
                                                                    ---------------
REAL ESTATE -- (0.5%)
    Alexander & Baldwin, Inc.............................   264,870       6,343,636
#   Consolidated-Tomoka Land Co..........................    28,646       1,876,599
*   CorePoint Lodging, Inc...............................   140,457       3,547,944
#*  Forestar Group, Inc..................................    34,346         779,654
#*  FRP Holdings, Inc....................................    24,474       1,590,810
    Griffin Industrial Realty, Inc.......................    11,462         476,934
*   Howard Hughes Corp. (The)............................    38,356       5,199,156
    Jones Lang LaSalle, Inc..............................    25,468       4,355,283
#   Kennedy-Wilson Holdings, Inc.........................   455,638       9,522,834
*   Rafael Holdings, Inc., Class B.......................   123,795       1,126,534
    RE/MAX Holdings, Inc., Class A.......................    69,367       3,523,844
#   Realogy Holdings Corp................................   759,158      16,602,785
*   Stratus Properties, Inc..............................     4,030         124,124
#*  Tejon Ranch Co.......................................   137,419       3,215,605
#*  Trinity Place Holdings, Inc..........................    27,774         178,587
                                                                    ---------------
TOTAL REAL ESTATE........................................                58,464,329
                                                                    ---------------
TELECOMMUNICATIONS SERVICES -- (0.5%)
*   Alaska Communications Systems Group, Inc.............   223,690         360,141
#   ATN International, Inc...............................   137,245       8,767,211
#*  Cincinnati Bell, Inc.................................     8,875         118,481
#   Consolidated Communications Holdings, Inc............   308,797       3,934,074
#   Frontier Communications Corp.........................   495,806       2,588,107
    IDT Corp., Class B...................................   129,964         682,311
#*  Iridium Communications, Inc..........................   379,913       6,572,495
#*  ORBCOMM, Inc.........................................   483,863       4,625,730
#*  pdvWireless, Inc.....................................       985          29,452
    Spok Holdings, Inc...................................   165,016       2,392,732
    Telephone & Data Systems, Inc........................   860,020      21,715,505
*   United States Cellular Corp..........................   238,564       8,197,059
#   Windstream Holdings, Inc.............................    23,756          83,621
                                                                    ---------------
TOTAL TELECOMMUNICATIONS SERVICES........................                60,066,919
                                                                    ---------------
UTILITIES -- (0.1%)
#   Consolidated Water Co., Ltd..........................    29,612         416,049
#   Ormat Technologies, Inc..............................   195,848      10,624,754
#   TerraForm Power, Inc., Class A.......................     3,955          40,460
*   Vistra Energy Corp...................................   104,426       2,360,027
                                                                    ---------------
TOTAL UTILITIES..........................................                13,441,290
                                                                    ---------------
TOTAL COMMON STOCKS......................................            11,544,342,036
                                                                    ---------------
RIGHTS/WARRANTS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
>>  Media General, Inc. Contingent Value Rights..........   654,085          65,409
                                                                    ---------------

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES        VALUE+
                                                           ----------- ---------------
HEALTHCARE -- (0.0%)
*>>  Biocept, Inc. Rights 08/08/2018......................       1,667 $         2,184
                                                                       ---------------
INFORMATION TECHNOLOGY -- (0.0%)
*>>  SMTC Corp. Rights....................................       5,837           1,342
                                                                       ---------------
TOTAL RIGHTS/WARRANTS.....................................                      68,935
                                                                       ---------------
PREFERRED STOCKS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
#    GCI Liberty, Inc.....................................      24,003         596,954
                                                                       ---------------
TOTAL INVESTMENT SECURITIES...............................              11,545,007,925
                                                                       ---------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
     State Street Institutional U.S. Government Money
       Market Fund, 1.830%................................  89,461,333      89,461,334
                                                                       ---------------
SECURITIES LENDING COLLATERAL -- (10.1%)
@(S) DFA Short Term Investment Fund....................... 113,048,978   1,308,089,722
                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,415,761,986)^^................................             $12,942,558,981
                                                                       ===============

At July 31, 2018, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                          NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------               --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index.    625     09/21/18  $86,852,756 $88,034,375   $1,181,619
                                               ----------- -----------   ----------
TOTAL FUTURES CONTRACTS..                      $86,852,756 $88,034,375   $1,181,619
                                               =========== ===========   ==========

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ------------------------------------------------
                                   LEVEL 1       LEVEL 2  LEVEL 3     TOTAL
                                --------------   -------- ------- --------------
Common Stocks..................
   Consumer Discretionary...... $1,727,366,848         --   --    $1,727,366,848
   Consumer Staples............    368,671,174         --   --       368,671,174
   Energy......................  1,314,972,123         --   --     1,314,972,123
   Financials..................  3,050,702,287   $142,552   --     3,050,844,839
   Healthcare..................    641,562,357         --   --       641,562,357
   Industrials.................  2,334,685,375         --   --     2,334,685,375
   Information Technology......  1,271,209,365     92,463   --     1,271,301,828
   Materials...................    702,964,954         --   --       702,964,954
   Real Estate.................     58,464,329         --   --        58,464,329
   Telecommunications Services.     60,066,919         --   --        60,066,919
   Utilities...................     13,441,290         --   --        13,441,290
Preferred Stocks
   Consumer Discretionary......        596,954         --   --           596,954
Rights/Warrants
   Consumer Discretionary......             --     65,409   --            65,409
   Healthcare..................             --      2,184   --             2,184
   Information Technology......             --      1,342   --             1,342
Temporary Cash Investments.....     89,461,334         --   --        89,461,334

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------------
                                   LEVEL 1          LEVEL 2     LEVEL 3      TOTAL
                               ---------------   -------------- ------- ---------------
Securities Lending Collateral.              --   $1,308,089,722   --    $ 1,308,089,722
Futures Contracts**........... $     1,181,619               --   --          1,181,619
                               ---------------   --------------   --    ---------------
TOTAL......................... $11,635,346,928   $1,308,393,672   --    $12,943,740,600
                               ===============   ==============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                        U.S. SMALL CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                           SHARES      VALUE+
                                                          --------- ------------
COMMON STOCKS -- (89.1%)
CONSUMER DISCRETIONARY -- (14.2%)
*   1-800-Flowers.com, Inc., Class A.....................   147,530 $  2,139,185
    A.H. Belo Corp., Class A.............................   261,797    1,151,907
    Aaron's, Inc......................................... 2,596,059  112,435,315
#   Abercrombie & Fitch Co., Class A..................... 1,459,081   34,565,629
#   Acushnet Holdings Corp...............................   224,349    5,422,515
*   Adtalem Global Education, Inc........................ 2,165,341  118,119,352
#   AMC Entertainment Holdings, Inc., Class A............   522,022    8,508,959
    AMCON Distributing Co................................     3,858      322,143
#*  American Axle & Manufacturing Holdings, Inc.......... 2,720,731   45,490,622
    American Eagle Outfitters, Inc.......................   461,446   11,619,210
*   American Outdoor Brands Corp.........................   458,487    4,341,872
*   American Public Education, Inc.......................   285,281   12,580,892
#*  Ascena Retail Group, Inc............................. 5,216,236   19,195,748
#*  Ascent Capital Group, Inc., Class A..................   291,380      839,174
#*  AV Homes, Inc........................................   421,573    9,084,898
*   Ballantyne Strong, Inc...............................   271,493    1,466,062
#*  Barnes & Noble Education, Inc........................   743,257    4,177,104
#   Barnes & Noble, Inc..................................   150,722      919,404
    Bassett Furniture Industries, Inc....................   212,018    5,300,450
#   BBX Capital Corp.....................................   669,155    5,835,032
#   Beasley Broadcast Group, Inc., Class A...............    91,570      590,627
#   Bed Bath & Beyond, Inc............................... 3,796,738   71,112,903
#*  Belmond, Ltd., Class A............................... 2,660,718   29,933,077
#   Big 5 Sporting Goods Corp............................   555,651    3,583,949
#*  Biglari Holdings, Inc., Class A......................     1,117    1,091,778
#*  Biglari Holdings, Inc., Class B......................     1,645      311,612
#*  Bojangles', Inc......................................   218,932    2,878,956
#*  Boot Barn Holdings, Inc..............................   427,042    9,988,512
*   Bridgepoint Education, Inc...........................   259,520    3,402,307
#*  Build-A-Bear Workshop, Inc...........................   277,430    2,247,183
    Caleres, Inc.........................................   876,033   29,338,345
#   Callaway Golf Co..................................... 1,074,676   20,676,766
    Canterbury Park Holding Corp.........................    15,171      228,324
*   Career Education Corp................................   143,024    2,631,642
#   Carriage Services, Inc...............................   167,320    4,181,327
#   Cato Corp. (The), Class A............................   649,356   16,168,964
*   Century Casinos, Inc.................................   111,523      908,912
*   Century Communities, Inc.............................   780,044   23,791,342
    Chico's FAS, Inc..................................... 3,287,408   28,600,450
#*  Christopher & Banks Corp.............................   158,051      155,680
    Citi Trends, Inc.....................................   306,990    8,721,586
#*  Conn's, Inc..........................................   302,361   10,250,038
#*  Container Store Group, Inc. (The)....................   140,680      932,708
#   Cooper Tire & Rubber Co.............................. 1,048,101   29,923,284
#   Core-Mark Holding Co., Inc...........................   509,797   12,326,891
    CSS Industries, Inc..................................   227,094    3,622,149
    Culp, Inc............................................     2,055       50,964
*   Deckers Outdoor Corp.................................   391,800   44,206,794
*   Del Frisco's Restaurant Group, Inc...................   489,179    4,182,480
*   Del Taco Restaurants, Inc............................   974,314   12,607,623
#*  Delta Apparel, Inc...................................   185,130    3,062,050
#*  Destination Maternity Corp...........................     6,700       27,202
#   Dick's Sporting Goods, Inc...........................   992,275   33,876,268
#   Dillard's, Inc., Class A.............................   458,705   36,820,250

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
#*  Dixie Group, Inc. (The)..............................   357,179 $   714,358
#   Dover Motorsports, Inc...............................   319,398     638,796
#   DSW, Inc., Class A................................... 2,185,749  59,976,953
#*  El Pollo Loco Holdings, Inc..........................   478,475   5,550,310
    Emerald Expositions Events, Inc......................   170,353   3,287,813
*   Emerson Radio Corp...................................    66,053      95,116
*   Emmis Communications Corp., Class A..................    19,841      96,229
    Entravision Communications Corp., Class A............   447,449   2,170,128
#*  Eros International P.L.C.............................    21,679     291,583
    Escalade, Inc........................................    29,172     390,905
#   Ethan Allen Interiors, Inc...........................   525,935  11,833,537
#   EW Scripps Co. (The), Class A........................ 1,878,027  24,602,154
#*  Express, Inc......................................... 1,791,806  17,255,092
#   Flanigan's Enterprises, Inc..........................     4,740     136,986
    Flexsteel Industries, Inc............................   206,040   7,382,413
#*  Fossil Group, Inc....................................   317,393   8,315,697
#*  Francesca's Holdings Corp............................   253,151   2,060,649
#   Fred's, Inc., Class A................................   532,962   1,161,857
*   FTD Cos., Inc........................................   416,781   1,504,579
*   Full House Resorts, Inc..............................   115,822     348,624
#   GameStop Corp., Class A.............................. 2,638,033  38,014,056
    Gaming Partners International Corp...................    23,164     190,640
#   Gannett Co., Inc..................................... 2,891,970  30,568,123
*   GCI Liberty, Inc., Class A...........................    61,204   2,944,524
#*  Genesco, Inc.........................................    34,641   1,409,889
#*  G-III Apparel Group, Ltd............................. 1,268,521  57,971,410
#*  Global Eagle Entertainment, Inc......................    84,607     195,442
    Graham Holdings Co., Class B.........................   103,666  57,949,294
#*  Gray Television, Inc................................. 2,124,488  32,823,340
*   Gray Television, Inc., Class A.......................    19,881     284,298
*   Green Brick Partners, Inc............................   361,534   3,506,880
#   Group 1 Automotive, Inc..............................   541,953  37,931,290
#   Guess?, Inc.......................................... 2,664,605  60,379,949
#*  Habit Restaurants, Inc. (The), Class A...............   112,838   1,433,043
#   Hamilton Beach Brands Holding Co., Class A...........   219,519   5,575,783
*   Harte-Hanks, Inc.....................................    89,602     906,772
#   Haverty Furniture Cos., Inc..........................   529,890  10,491,822
    Haverty Furniture Cos., Inc., Class A................     5,701     115,445
#*  Hemisphere Media Group, Inc..........................    64,030     768,360
#*  Hibbett Sports, Inc..................................   346,825   7,959,634
    Hooker Furniture Corp................................   270,002  12,163,590
#*  Horizon Global Corp..................................    40,804     283,588
*   Houghton Mifflin Harcourt Co.........................   353,902   2,247,278
#*  Iconix Brand Group, Inc..............................   318,357     165,546
    ILG, Inc............................................. 1,112,237  38,183,096
#   International Speedway Corp., Class A................    73,450   3,180,385
*   J Alexander's Holdings, Inc..........................   118,831   1,271,492
*   J. Jill, Inc.........................................   140,453   1,150,310
#*  JAKKS Pacific, Inc...................................   538,182   1,237,819
#*  JC Penney Co., Inc...................................   913,275   2,237,524
    Johnson Outdoors, Inc., Class A......................   165,851  13,445,541
*   K12, Inc............................................. 1,066,822  17,453,208
    KB Home..............................................   492,433  11,695,284
#*  Kirkland's, Inc......................................   272,659   3,102,859
#*  Lakeland Industries, Inc.............................   185,870   2,509,245
#*  Laureate Education, Inc., Class A....................   153,931   2,279,718
*   Liberty Expedia Holdings, Inc., Class A.............. 1,016,893  48,983,736
#*  Liberty Latin America, Ltd., Class A.................   128,695   2,455,501
#*  Liberty Latin America, Ltd., Class C.................   332,704   6,441,149

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                            SHARES     VALUE+
                                                          ---------- -----------
CONSUMER DISCRETIONARY -- (Continued)
#   Liberty Tax, Inc.....................................     65,758 $   677,307
*   Liberty TripAdvisor Holdings, Inc., Class A..........  1,440,493  23,984,208
    Lifetime Brands, Inc.................................    423,240   5,142,366
#   Lithia Motors, Inc., Class A.........................     36,458   3,246,585
*   Luby's, Inc..........................................    727,682   1,782,821
*   M/I Homes, Inc.......................................    692,910  17,918,653
    Marcus Corp. (The)...................................    592,664  22,847,197
#*  MarineMax, Inc.......................................    609,086  11,420,362
#   Marriott Vacations Worldwide Corp....................    353,964  42,160,652
#*  McClatchy Co. (The), Class A.........................     42,925     418,519
    McRae Industries, Inc., Class A......................      4,660     140,569
#   MDC Holdings, Inc....................................  1,782,331  51,758,892
#   Meredith Corp........................................    295,202  15,689,986
*   Meritage Homes Corp..................................  1,426,415  61,549,807
*   Modine Manufacturing Co..............................  1,442,701  25,175,132
#*  Motorcar Parts of America, Inc.......................    279,981   6,047,590
#   Movado Group, Inc....................................    459,253  22,870,799
*   Nevada Gold & Casinos, Inc...........................     83,887     170,291
#*  New Home Co., Inc. (The).............................    190,631   1,757,618
#   New Media Investment Group, Inc......................  1,370,593  24,656,968
#   Nexstar Media Group, Inc., Class A...................    170,592  12,700,574
    Nobility Homes, Inc..................................      1,505      30,853
#   Office Depot, Inc.................................... 17,401,896  43,678,759
    P&F Industries, Inc., Class A........................     17,337     147,538
#*  Party City Holdco, Inc...............................     90,623   1,427,312
#   Penske Automotive Group, Inc.........................    442,006  23,072,713
*   Perry Ellis International, Inc.......................    463,474  12,995,811
#   Pier 1 Imports, Inc..................................  1,674,260   3,616,402
*   Playa Hotels & Resorts NV............................    456,919   4,747,388
    QEP Co., Inc.........................................     40,516   1,288,409
    RCI Hospitality Holdings, Inc........................    322,238  10,450,178
#*  Reading International, Inc., Class A.................     43,845     692,751
#*  Red Lion Hotels Corp.................................    592,084   7,401,050
#*  Red Robin Gourmet Burgers, Inc.......................    273,406  12,932,104
#*  Regis Corp...........................................  1,194,482  20,855,656
#   Rocky Brands, Inc....................................    203,367   5,257,037
#   Saga Communications, Inc., Class A...................    156,742   5,932,685
    Salem Media Group, Inc...............................    277,512   1,373,684
    Scholastic Corp......................................  1,252,497  52,304,275
#*  Sequential Brands Group, Inc.........................     33,184      72,009
*   Shiloh Industries, Inc...............................    432,539   3,568,447
#   Shoe Carnival, Inc...................................    426,845  13,390,128
#   Signet Jewelers, Ltd.................................    972,901  56,175,304
#   Sinclair Broadcast Group, Inc., Class A..............    641,686  16,555,499
#   Sonic Automotive, Inc., Class A......................    769,830  15,666,040
    Speedway Motorsports, Inc............................  1,048,111  18,499,159
#   Stage Stores, Inc....................................    564,115   1,201,565
#   Standard Motor Products, Inc.........................    163,945   7,990,679
#   Strattec Security Corp...............................     91,805   3,029,565
    Superior Group of Cos, Inc...........................    212,143   4,446,517
#   Superior Industries International, Inc...............    647,558  11,882,689
*   Sypris Solutions, Inc................................     83,741     122,262
*   Taylor Morrison Home Corp., Class A..................  3,162,047  61,754,778
#   Tilly's, Inc., Class A...............................    403,411   6,252,871
#*  TopBuild Corp........................................    895,236  66,498,130
    Tower International, Inc.............................     55,873   1,804,698
#   Townsquare Media, Inc., Class A......................      7,408      48,004
*   Trans World Entertainment Corp.......................    566,220     532,813
*   TravelCenters of America LLC.........................    337,007   1,567,083

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES       VALUE+
                                                          --------- --------------
CONSUMER DISCRETIONARY -- (Continued)
#*  TRI Pointe Group, Inc................................ 5,625,233 $   79,709,552
    Tribune Media Co., Class A...........................   719,078     24,340,790
#*  Tuesday Morning Corp................................. 1,059,104      3,071,402
*   Unifi, Inc...........................................   445,163     13,430,568
#*  Universal Electronics, Inc...........................    91,626      3,202,329
*   Universal Technical Institute, Inc...................    30,565         99,336
#*  Urban One, Inc.......................................   352,401        757,662
#*  Urban Outfitters, Inc................................    20,638        916,327
#*  Vera Bradley, Inc....................................   841,424     11,182,525
#*  Vista Outdoor, Inc................................... 1,487,833     24,162,408
#*  VOXX International Corp..............................   411,996      2,162,979
#   Weyco Group, Inc.....................................    63,315      2,206,528
#*  William Lyon Homes, Class A..........................   887,783     19,380,303
#*  Zumiez, Inc..........................................   678,818     15,375,228
                                                                    --------------
TOTAL CONSUMER DISCRETIONARY.............................            2,577,046,736
                                                                    --------------
CONSUMER STAPLES -- (3.4%)
#*  Alliance One International, Inc......................   161,790      2,653,356
#   Andersons, Inc. (The)................................   746,476     26,313,279
*   Bridgford Foods Corp.................................    35,256        483,007
*   CCA Industries, Inc..................................    24,840         68,310
#*  Central Garden & Pet Co..............................   134,864      5,822,079
*   Central Garden & Pet Co., Class A....................   713,147     28,611,458
*   Coffee Holding Co., Inc..............................     1,109          6,044
#*  Darling Ingredients, Inc............................. 6,141,924    123,391,253
#   Dean Foods Co........................................ 1,800,539     17,681,293
#*  Edgewell Personal Care Co............................   369,534     19,903,101
    Fresh Del Monte Produce, Inc......................... 1,800,679     65,364,648
#*  Hostess Brands, Inc.................................. 1,601,002     22,430,038
#   Ingles Markets, Inc., Class A........................   316,367      9,411,918
*   Landec Corp..........................................   729,322     10,210,508
    Mannatech, Inc.......................................    15,194        301,601
*   Natural Alternatives International, Inc..............   175,612      1,782,462
#*  Natural Grocers by Vitamin Cottage, Inc..............   244,314      3,242,047
*   Nature's Sunshine Products, Inc......................     7,360         58,144
    Oil-Dri Corp. of America.............................    72,862      3,086,434
#*  Orchids Paper Products Co............................     2,641         13,284
#   Sanderson Farms, Inc.................................   272,372     27,463,269
    Seaboard Corp........................................    18,335     66,702,730
*   Seneca Foods Corp., Class A..........................   208,755      5,625,947
*   Seneca Foods Corp., Class B..........................    24,020        676,764
#*  Smart & Final Stores, Inc............................   418,855      2,471,244
    SpartanNash Co.......................................   855,403     20,495,456
#*  SUPERVALU, Inc.......................................   819,062     26,472,084
#*  TreeHouse Foods, Inc.................................   147,259      6,993,330
#*  United Natural Foods, Inc............................ 1,306,664     42,074,581
    Universal Corp.......................................   800,615     55,322,496
#   Village Super Market, Inc., Class A..................   194,424      5,235,838
#   Weis Markets, Inc....................................   510,097     26,081,260
                                                                    --------------
TOTAL CONSUMER STAPLES...................................              626,449,263
                                                                    --------------
ENERGY -- (10.8%)
    Adams Resources & Energy, Inc........................   113,508      4,540,320
#   Archrock, Inc........................................ 2,855,738     38,980,824
#*  Ardmore Shipping Corp................................   431,564      2,913,057
*   Barnwell Industries, Inc.............................    68,141        139,008
*   Basic Energy Services, Inc...........................   402,411      4,539,196
*   Bonanza Creek Energy, Inc............................   251,465      9,354,498

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
ENERGY -- (Continued)
#   Bristow Group, Inc...................................    25,824 $   361,019
#*  Callon Petroleum Co.................................. 7,177,691  77,231,955
*   Clean Energy Fuels Corp.............................. 1,764,625   5,029,181
#*  Cloud Peak Energy, Inc............................... 1,766,899   4,611,606
*   CNX Resources Corp................................... 5,024,041  81,791,387
#*  CONSOL Energy, Inc...................................   413,673  17,221,207
#*  Contango Oil & Gas Co................................   287,984   1,615,590
#*  Dawson Geophysical Co................................   259,435   2,026,187
#   Delek US Holdings, Inc............................... 1,411,941  75,284,694
#*  Denbury Resources, Inc............................... 1,099,621   4,959,291
#   DHT Holdings, Inc.................................... 3,316,015  14,093,064
#*  Diamond Offshore Drilling, Inc.......................   320,226   6,148,339
#*  Dorian LPG, Ltd...................................... 1,054,012   8,959,102
#*  Dril-Quip, Inc.......................................   926,684  47,770,560
*   Earthstone Energy, Inc., Class A.....................    36,745     357,896
#*  Eclipse Resources Corp...............................   899,872   1,448,794
#   EnLink Midstream LLC.................................   639,255  10,196,117
#   Ensco P.L.C., Class A................................ 9,821,534  72,973,998
#*  EP Energy Corp., Class A.............................    45,699      98,253
*   Era Group, Inc.......................................   402,766   5,691,084
*   Exterran Corp........................................ 1,185,868  32,872,261
#*  Extraction Oil & Gas, Inc............................ 1,242,823  18,791,484
#   GasLog, Ltd.......................................... 1,089,788  18,362,928
#   Green Plains, Inc.................................... 1,071,657  17,789,506
#   Gulf Island Fabrication, Inc.........................   283,767   2,568,091
#*  Gulfport Energy Corp................................. 5,872,721  67,595,019
#   Hallador Energy Co...................................   412,401   2,890,931
*   Helix Energy Solutions Group, Inc.................... 2,856,297  28,591,533
#*  HighPoint Resources Corp............................. 2,264,720  14,811,269
#*  Hornbeck Offshore Services, Inc......................   732,747   3,487,876
#*  Independence Contract Drilling, Inc..................   389,139   1,568,230
#*  International Seaways, Inc...........................   224,633   4,890,260
#*  Laredo Petroleum, Inc................................   547,047   5,098,478
#*  Lonestar Resources US, Inc., Class A.................    54,885     504,942
*   Matrix Service Co....................................   618,649  12,342,048
#*  McDermott International, Inc......................... 3,085,094  55,562,543
*   Midstates Petroleum Co., Inc.........................     9,363     122,749
*   Mitcham Industries, Inc..............................   280,238   1,081,719
#   Nabors Industries, Ltd............................... 9,262,298  55,388,542
    NACCO Industries, Inc., Class A......................   143,031   4,720,023
*   Natural Gas Services Group, Inc......................   393,489   8,696,107
#*  NCS Multistage Holdings, Inc.........................    25,636     406,587
#*  Newpark Resources, Inc............................... 1,043,913  11,535,239
#*  Noble Corp. P.L.C.................................... 1,559,013   9,104,636
#*  Oasis Petroleum, Inc................................. 7,981,227  97,530,594
#   Oceaneering International, Inc....................... 2,935,077  80,303,707
#*  Oil States International, Inc........................ 1,776,234  61,990,567
*   Overseas Shipholding Group, Inc., Class A............   995,425   3,583,530
#*  Pacific Ethanol, Inc................................. 1,159,389   3,391,213
#*  Par Pacific Holdings, Inc............................   148,711   2,603,930
#*  Parker Drilling Co...................................   217,141     998,850
    Patterson-UTI Energy, Inc............................ 1,882,733  32,383,008
    PBF Energy, Inc., Class A............................ 2,089,738  97,590,765
#*  PDC Energy, Inc...................................... 1,540,903  97,046,071
#*  PHI, Inc.............................................     1,686      15,005
*   PHI, Inc. Non-Voting.................................   334,163   2,776,895
*   Pioneer Energy Services Corp......................... 1,282,071   4,230,834
#*  QEP Resources, Inc................................... 5,861,042  60,896,226
#   Range Resources Corp................................. 2,063,307  31,836,827

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES       VALUE+
                                                          --------- --------------
ENERGY -- (Continued)
#*  Renewable Energy Group, Inc..........................   477,137 $    8,135,186
#*  REX American Resources Corp..........................   177,179     13,642,783
*   RigNet, Inc..........................................     4,721         58,068
#*  Ring Energy, Inc.....................................   373,923      4,621,688
#*  Rowan Cos. P.L.C., Class A........................... 3,368,963     48,782,584
#   Scorpio Tankers, Inc.................................   321,802        691,874
#*  SEACOR Holdings, Inc.................................   509,011     26,860,510
#*  SEACOR Marine Holdings, Inc..........................   302,070      7,642,371
#*  Select Energy Services, Inc., Class A................    22,796        348,323
#   SemGroup Corp., Class A.............................. 2,345,052     58,978,058
#   Ship Finance International, Ltd......................   560,299      8,152,350
*   SilverBow Resources, Inc.............................    30,185        919,737
#   SM Energy Co......................................... 2,904,683     79,907,829
#*  Smart Sand, Inc......................................   184,825      1,071,985
#*  Southwestern Energy Co............................... 5,057,185     25,993,931
#*  SRC Energy, Inc...................................... 3,142,368     35,571,606
#*  Superior Energy Services, Inc........................ 3,598,820     35,412,389
#   Teekay Corp..........................................    42,502        296,239
#   Teekay Tankers, Ltd., Class A........................ 1,116,359      1,058,866
#*  TETRA Technologies, Inc..............................   457,937      1,973,708
#*  Unit Corp............................................ 1,189,542     29,619,596
#   US Silica Holdings, Inc..............................   345,982      9,327,675
#*  Whiting Petroleum Corp...............................   948,546     47,095,309
*   WildHorse Resource Development Corp..................    34,749        762,046
    World Fuel Services Corp............................. 2,104,251     58,561,305
                                                                    --------------
TOTAL ENERGY.............................................            1,959,783,266
                                                                    --------------
FINANCIALS -- (22.8%)
#   1st Constitution Bancorp.............................    49,754      1,107,027
#   1st Source Corp......................................   604,298     34,179,095
#   Access National Corp.................................    65,989      1,833,174
    ACNB Corp............................................       350         12,005
#*  Ambac Financial Group, Inc...........................   827,961     16,906,964
    American Equity Investment Life Holding Co........... 3,362,806    120,153,058
    American National Insurance Co.......................   101,123     13,043,856
    American River Bankshares............................   146,710      2,296,011
    AmeriServ Financial, Inc.............................   328,767      1,430,136
#   AmTrust Financial Services, Inc......................   579,473      8,390,769
*   Anchor Bancorp, Inc..................................       600         17,730
    Argo Group International Holdings, Ltd............... 1,245,707     77,918,973
    Aspen Insurance Holdings, Ltd........................ 1,256,092     50,808,921
    Associated Banc-Corp................................. 3,549,084     95,825,268
    Assured Guaranty, Ltd................................   106,182      4,132,603
    Asta Funding, Inc....................................    27,927         86,574
    Atlantic American Corp...............................   238,675        608,621
*   Atlantic Capital Bancshares, Inc.....................     2,341         41,787
*   Atlanticus Holdings Corp.............................   223,733        514,586
#   Banc of California, Inc..............................   659,079     13,181,580
#   Bancorp of New Jersey, Inc...........................       441          7,541
*   Bancorp, Inc. (The)..................................     2,351         22,828
#   BancorpSouth Bank....................................   178,613      5,876,368
    Bank of Commerce Holdings............................    64,811        810,138
    BankFinancial Corp...................................   530,129      8,874,359
    Banner Corp..........................................   847,072     53,340,124
    Bar Harbor Bankshares................................    69,741      2,020,397
    BCB Bancorp, Inc.....................................    83,395      1,242,586
    Beneficial Bancorp, Inc.............................. 1,611,353     26,184,486
*   Berkshire Bancorp, Inc...............................     4,650         60,683
#   Berkshire Hills Bancorp, Inc......................... 1,252,511     50,851,947

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
*   Blucora, Inc......................................... 1,168,611 $40,609,232
    Blue Hills Bancorp, Inc..............................   367,059   8,038,592
*   BNCCORP, Inc.........................................    28,507     744,033
    Boston Private Financial Holdings, Inc...............    47,767     687,845
    Brookline Bancorp, Inc............................... 2,029,685  36,940,267
    C&F Financial Corp...................................    37,146   2,321,625
    California First National Bancorp....................   101,604   1,722,188
    Camden National Corp.................................    29,514   1,360,595
*   Cannae Holdings, Inc.................................   628,208  11,464,796
    Capital City Bank Group, Inc.........................   133,256   3,227,460
    Capitol Federal Financial, Inc....................... 2,233,730  29,194,851
#*  Capstar Financial Holdings, Inc......................    13,715     245,499
#   Cathay General Bancorp...............................   649,643  27,018,652
    Central Pacific Financial Corp.......................    22,010     606,596
    Central Valley Community Bancorp.....................    76,351   1,640,783
    Century Bancorp, Inc., Class A.......................    16,525   1,278,209
    Charter Financial Corp...............................   143,665   3,245,392
#   Chemical Financial Corp..............................   652,840  37,081,312
    Citizens Community Bancorp, Inc......................    42,530     595,420
#   Citizens First Corp..................................     5,422     141,243
#   Civista Bancshares, Inc..............................    37,887     936,946
    CNO Financial Group, Inc............................. 4,510,009  91,778,683
    Codorus Valley Bancorp, Inc..........................    42,532   1,328,274
    Colony Bankcorp, Inc.................................    12,037     199,212
    Columbia Banking System, Inc.........................   136,712   5,595,622
    Community Trust Bancorp, Inc.........................   173,766   8,484,125
    Community West Bancshares............................    23,717     285,790
    ConnectOne Bancorp, Inc..............................   449,752  11,153,850
#*  Consumer Portfolio Services, Inc.....................   581,688   1,948,655
#*  Cowen, Inc...........................................   390,593   6,132,310
#*  Customers Bancorp, Inc...............................   763,693  19,451,261
    Dime Community Bancshares, Inc.......................   758,179  13,040,679
    Donegal Group, Inc., Class A.........................   484,973   7,085,456
    Donegal Group, Inc., Class B.........................    54,141     693,005
    EMC Insurance Group, Inc.............................   493,028  13,198,360
    Employers Holdings, Inc..............................   775,033  36,000,283
#*  Encore Capital Group, Inc............................   131,729   4,755,417
#*  Enstar Group, Ltd....................................    25,315   5,473,103
*   Entegra Financial Corp...............................     1,000      29,150
*   Equity Bancshares, Inc., Class A.....................    27,416   1,110,348
    ESSA Bancorp, Inc....................................   182,988   2,872,912
#*  EZCORP, Inc., Class A................................ 1,333,492  15,268,483
    Farmers Capital Bank Corp............................    80,826   4,550,504
#   FBL Financial Group, Inc., Class A...................   746,976  61,027,939
    Federal Agricultural Mortgage Corp., Class A.........     2,021     172,108
#   Federal Agricultural Mortgage Corp., Class C.........   237,118  22,357,856
    FedNat Holding Co....................................   168,854   3,934,298
    Fidelity Southern Corp...............................   277,386   6,637,847
    Financial Institutions, Inc..........................   352,501  11,174,282
*   First Acceptance Corp................................   678,163     759,543
*   First BanCorp........................................ 5,809,202  47,751,640
    First Bancorp of Indiana, Inc........................     5,430     106,700
*   First Bancshares, Inc................................    17,709     283,344
    First Bank...........................................    11,293     159,796
    First Busey Corp.....................................    73,732   2,338,779
    First Business Financial Services, Inc...............    82,838   1,968,231
    First Citizens BancShares, Inc., Class A.............     1,159     471,504
#   First Commonwealth Financial Corp.................... 2,139,319  36,090,312
    First Community Bancshares, Inc......................   254,237   8,270,330

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
FINANCIALS -- (Continued)
    First Connecticut Bancorp, Inc.......................   128,342 $  3,991,436
    First Defiance Financial Corp........................   453,122   14,572,404
    First Financial Bancorp..............................   842,001   25,554,730
#   First Financial Corp.................................   130,526    6,709,036
    First Financial Northwest, Inc.......................   275,485    4,865,065
#   First Internet Bancorp...............................    68,513    2,178,713
    First Interstate BancSystem, Inc., Class A...........   361,738   15,608,995
    First Merchants Corp.................................   337,132   15,912,630
    First Mid-Illinois Bancshares, Inc...................    19,460      784,433
#   First Midwest Bancorp, Inc........................... 1,704,665   45,463,416
*   First Northwest Bancorp..............................    80,683    1,305,451
#   First United Corp....................................    81,487    1,523,807
*   Flagstar Bancorp, Inc................................ 1,368,705   46,604,405
    Flushing Financial Corp..............................   651,424   16,337,714
#   FNB Corp.............................................   413,978    5,311,338
#*  Franklin Financial Network, Inc......................    60,073    2,351,858
    FS Bancorp, Inc......................................       609       37,374
    Fulton Financial Corp................................ 5,427,408   94,165,529
#   GAIN Capital Holdings, Inc...........................   332,355    2,263,338
*   Genworth Financial, Inc., Class A.................... 4,508,469   20,738,957
    Global Indemnity, Ltd................................   283,741   11,562,446
    Great Southern Bancorp, Inc..........................    38,875    2,295,569
    Great Western Bancorp, Inc...........................   508,432   21,277,879
#*  Greenlight Capital Re, Ltd., Class A.................   144,335    2,107,291
    Guaranty Federal Bancshares, Inc.....................    32,452      808,055
*   Hallmark Financial Services, Inc.....................   467,662    4,938,511
    Hancock Whitney Corp.................................   677,766   34,057,741
    Hanmi Financial Corp.................................   124,827    3,126,916
    Hanover Insurance Group, Inc. (The)..................   900,235  112,907,474
    Harleysville Financial Corp..........................     5,124      127,106
    Hawthorn Bancshares, Inc.............................    34,299      746,003
#   Heritage Insurance Holdings, Inc.....................   289,367    4,968,431
    Hilltop Holdings, Inc................................ 1,307,737   27,200,930
*   HMN Financial, Inc...................................   101,761    2,111,541
    Home Bancorp, Inc....................................    13,261      604,569
#*  HomeStreet, Inc......................................   698,573   20,677,761
*   HomeTrust Bancshares, Inc............................   221,289    6,439,510
#   Hope Bancorp, Inc.................................... 2,374,410   39,842,600
    HopFed Bancorp, Inc..................................    75,218    1,237,336
    Horace Mann Educators Corp........................... 1,010,976   44,179,651
#*  Howard Bancorp, Inc..................................    11,496      185,086
    IBERIABANK Corp......................................   735,364   61,108,748
    Independence Holding Co..............................    25,082      871,600
#   Independent Bank Group, Inc..........................   306,122   20,540,786
    International Bancshares Corp........................ 1,398,892   62,180,749
    Investar Holding Corp................................     1,021       27,363
    Investors Title Co...................................    42,456    8,126,078
    James River Group Holdings, Ltd......................    13,262      548,914
    Kearny Financial Corp................................ 2,250,246   32,291,030
    Kemper Corp.......................................... 2,011,352  160,505,890
    Lake Shore Bancorp, Inc..............................       697       11,988
#   Lakeland Bancorp, Inc................................   418,609    8,121,015
    Landmark Bancorp, Inc................................    31,110      881,035
    LCNB Corp............................................    55,283    1,028,264
#   Legg Mason, Inc......................................   890,524   30,393,584
    Mackinac Financial Corp..............................   142,945    2,358,592
#*  Magyar Bancorp, Inc..................................    36,773      472,533
    Maiden Holdings, Ltd................................. 1,235,806   10,751,512
    Marlin Business Services Corp........................   278,426    8,575,521

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
    MB Financial, Inc.................................... 1,968,564 $95,376,926
#*  MBIA, Inc............................................ 2,223,201  22,787,810
    MBT Financial Corp...................................   296,866   3,384,272
    Mercantile Bank Corp.................................   313,998  11,153,209
#   Mercury General Corp.................................   166,810   8,579,038
    Meridian Bancorp, Inc................................    63,702   1,165,747
#   Mid Penn Bancorp, Inc................................     2,426      79,573
    Middlefield Banc Corp................................     7,143     362,150
#   Midland States Bancorp, Inc..........................   108,644   3,659,130
#   MidSouth Bancorp, Inc................................    57,952     820,021
    MidWestOne Financial Group, Inc......................    77,941   2,506,583
    MSB Financial Corp...................................     2,918      62,445
    MutualFirst Financial, Inc...........................   104,050   3,995,520
    National Bank Holdings Corp., Class A................   554,063  21,929,814
*   National Commerce Corp...............................     3,528     153,821
#   National Security Group, Inc. (The)..................    11,290     180,753
    National Western Life Group, Inc., Class A...........    78,252  25,353,648
    Navient Corp......................................... 1,773,361  23,426,099
    Navigators Group, Inc. (The).........................   913,659  55,139,321
#   NBT Bancorp, Inc.....................................    53,027   2,133,806
    Nelnet, Inc., Class A................................   857,963  50,431,065
>>  NewStar Financial, Inc...............................   667,031     328,359
*   Nicholas Financial, Inc..............................   187,224   1,722,461
*   Nicolet Bankshares, Inc..............................    27,352   1,513,933
#   Northeast Bancorp....................................    72,921   1,564,155
    Northeast Community Bancorp, Inc.....................    10,981     121,011
#   Northfield Bancorp, Inc..............................   803,162  13,380,679
    Northrim BanCorp, Inc................................   176,724   7,121,977
#   Northwest Bancshares, Inc............................ 2,617,611  47,169,350
    OceanFirst Financial Corp............................   567,546  16,555,317
#   OFG Bancorp.......................................... 1,138,599  18,957,673
#   Old National Bancorp................................. 4,822,492  93,797,469
#   Old Second Bancorp, Inc..............................    79,153   1,226,872
*   OneMain Holdings, Inc................................   823,280  27,374,060
    Oppenheimer Holdings, Inc., Class A..................   141,957   4,194,829
#   Opus Bank............................................   681,578  19,288,657
    Oritani Financial Corp...............................   692,714  11,083,424
#   Orrstown Financial Services, Inc.....................     4,841     127,318
#*  Pacific Premier Bancorp, Inc.........................   358,328  13,258,136
    Parke Bancorp, Inc...................................    17,827     420,717
#   Patriot National Bancorp, Inc........................     7,682     152,488
#   PB Bancorp, Inc......................................     3,118      34,610
#   PCSB Financial Corp..................................    11,921     234,605
    Peapack Gladstone Financial Corp.....................   115,358   3,792,971
    Penns Woods Bancorp, Inc.............................     6,758     308,165
#   Peoples Bancorp of North Carolina, Inc...............    38,819   1,218,528
    Peoples Bancorp, Inc.................................   485,762  17,594,300
#   Peoples Financial Services Corp......................    10,744     495,298
    Piper Jaffray Cos....................................    41,171   3,184,577
    Popular, Inc.........................................   868,639  43,110,554
#*  PRA Group, Inc.......................................   367,543  14,407,686
    Premier Financial Bancorp, Inc.......................   255,488   4,856,827
#   ProAssurance Corp....................................   215,209   8,888,132
    Protective Insurance Corp., Class B..................   348,193   8,130,307
    Protective Insurance Corp., Class A..................     2,134      49,509
#   Provident Financial Holdings, Inc....................   199,481   3,700,373
    Provident Financial Services, Inc.................... 2,236,007  57,107,619
#   Prudential Bancorp, Inc..............................    17,519     331,985
*   Regional Management Corp.............................   309,017  10,250,094

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES       VALUE+
                                                          --------- --------------
FINANCIALS -- (Continued)
    Renasant Corp........................................   762,353 $   34,061,932
    Republic Bancorp, Inc., Class A......................    99,509      4,763,496
    Riverview Bancorp, Inc...............................   493,259      4,488,657
#   S&T Bancorp, Inc.....................................   246,345     11,026,402
    Safety Insurance Group, Inc..........................   236,741     21,685,476
    Salisbury Bancorp, Inc...............................     3,107        136,397
    Sandy Spring Bancorp, Inc............................   627,845     24,555,018
    SB Financial Group, Inc..............................    38,695        766,161
#   SB One Bancorp.......................................       510         14,612
*   Security National Financial Corp., Class A...........    17,700         91,155
#   Selective Insurance Group, Inc....................... 1,371,215     81,998,657
    Shore Bancshares, Inc................................    92,913      1,795,079
    SI Financial Group, Inc..............................    73,856      1,030,291
    Sierra Bancorp.......................................   288,809      8,531,418
#   Simmons First National Corp., Class A................ 1,221,619     36,404,246
#*  SmartFinancial, Inc..................................    10,433        268,128
    South State Corp.....................................   168,510     14,104,287
#   Southern National Bancorp of Virginia, Inc...........    70,352      1,233,974
    Southside Bancshares, Inc............................    36,116      1,238,418
    Southwest Georgia Financial Corp.....................     1,652         38,525
#   State Auto Financial Corp............................   833,001     26,939,252
#   Sterling Bancorp..................................... 1,816,073     40,316,821
    Stewart Information Services Corp....................   338,640     15,387,802
#   Stifel Financial Corp................................   629,160     34,685,591
    Summit State Bank....................................    10,697        166,873
    TCF Financial Corp................................... 2,859,506     71,802,196
    Territorial Bancorp, Inc.............................   102,405      3,123,352
#*  Third Point Reinsurance, Ltd......................... 1,534,537     19,335,166
    Timberland Bancorp, Inc..............................   172,097      6,233,353
    Tiptree, Inc.........................................   810,652      5,512,434
    TriCo Bancshares.....................................    70,765      2,747,097
#   Trustmark Corp....................................... 1,639,821     57,705,301
    Two River Bancorp....................................    31,550        586,830
#*  Unico American Corp..................................   140,762      1,013,486
#   Union Bankshares Corp................................ 1,589,391     64,386,229
    United Bancshares, Inc...............................     9,093        202,319
#   United Bankshares, Inc...............................   984,095     36,362,310
    United Community Bancorp.............................     2,815         77,553
    United Community Financial Corp......................   104,192      1,088,806
    United Financial Bancorp, Inc........................ 1,194,846     20,921,753
    United Fire Group, Inc...............................   792,339     47,770,118
    United Insurance Holdings Corp.......................    21,409        444,451
    United Security Bancshares...........................    49,647        533,705
    Unity Bancorp, Inc...................................    67,523      1,647,561
    Univest Corp. of Pennsylvania........................   329,751      9,002,202
#   Valley National Bancorp.............................. 2,983,646     34,759,476
*   Veritex Holdings, Inc................................   148,225      4,568,294
#   Virtus Investment Partners, Inc......................    49,944      6,655,038
#   Waddell & Reed Financial, Inc., Class A..............    74,364      1,540,078
    Washington Federal, Inc.............................. 2,995,613    100,502,816
    Waterstone Financial, Inc............................   463,907      7,886,419
#   WesBanco, Inc........................................ 1,164,915     56,929,396
    Western New England Bancorp, Inc.....................   564,176      6,121,310
#   White Mountains Insurance Group, Ltd.................    28,307     25,845,140
    Wintrust Financial Corp..............................   453,966     39,826,437
*   WMIH Corp............................................ 9,398,140     12,781,470
#*  World Acceptance Corp................................   126,354     12,624,028
    WVS Financial Corp...................................     1,740         28,449
                                                                    --------------
TOTAL FINANCIALS.........................................            4,147,328,976
                                                                    --------------

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
HEALTHCARE -- (4.3%)
#*  Acadia Healthcare Co., Inc........................... 1,757,216 $ 69,374,888
#   Aceto Corp...........................................   619,604    2,026,105
#*  Allscripts Healthcare Solutions, Inc................. 2,376,129   29,083,819
#*  AMAG Pharmaceuticals, Inc............................   326,494    7,199,193
*   American Shared Hospital Services....................    87,469      258,034
#*  Amneal Pharmaceuticals, Inc..........................   456,966    8,760,038
*   AngioDynamics, Inc................................... 1,094,550   23,138,787
#*  Anika Therapeutics, Inc..............................    44,768    1,792,063
#*  Applied Genetic Technologies Corp....................    19,272       77,088
#*  Avanos Medical, Inc..................................   952,753   52,591,966
#*  Brookdale Senior Living, Inc......................... 6,086,861   58,372,997
#*  Community Health Systems, Inc........................ 1,247,710    4,167,351
*   Concert Pharmaceuticals, Inc.........................    42,892      685,843
    CONMED Corp..........................................   351,187   25,987,838
*   Cross Country Healthcare, Inc........................   198,173    2,324,569
#*  Cumberland Pharmaceuticals, Inc......................     3,984       24,302
    Digirad Corp.........................................   269,340      444,411
*   Emergent BioSolutions, Inc...........................    93,006    5,054,876
#*  Endo International P.L.C............................. 1,413,246   17,580,780
*   Envision Healthcare Corp.............................   116,605    5,160,937
*   Five Star Senior Living, Inc.........................   208,615      271,200
*   FONAR Corp...........................................    36,586      954,895
#*  Hanger, Inc..........................................   206,645    3,616,287
*   Harvard Bioscience, Inc..............................   180,679    1,029,870
*   Integer Holdings Corp................................   886,312   63,326,992
#   Invacare Corp........................................   431,175    7,696,474
    Kewaunee Scientific Corp.............................    70,151    2,216,772
#*  LHC Group, Inc.......................................   316,411   27,236,659
#*  LifePoint Health, Inc................................ 1,220,067   79,060,342
#*  LivaNova P.L.C.......................................     8,238      907,251
*   Magellan Health, Inc.................................   740,247   53,852,969
#*  Mallinckrodt P.L.C................................... 1,845,668   43,280,915
*   MEDNAX, Inc..........................................     5,427      232,221
#*  Misonix, Inc.........................................   105,611    1,729,380
#*  Myriad Genetics, Inc.................................   701,005   30,668,969
    National HealthCare Corp.............................   135,731    9,783,490
#   Owens & Minor, Inc................................... 1,215,057   22,928,126
#*  PDL BioPharma, Inc................................... 3,620,272    9,086,883
#*  Pfenex, Inc..........................................   104,572      535,409
#*  Prestige Brands Holdings, Inc........................ 1,050,743   37,543,047
*   Providence Service Corp. (The).......................    21,547    1,510,014
#*  Quorum Health Corp...................................   174,394      844,067
#*  RTI Surgical, Inc.................................... 1,038,892    4,778,903
*   Select Medical Holdings Corp......................... 1,880,420   39,112,736
#*  Surgery Partners, Inc................................    55,655      840,391
#*  Syneos Health, Inc...................................    67,761    3,338,923
*   Triple-S Management Corp., Class B...................   725,967   25,779,088
                                                                    ------------
TOTAL HEALTHCARE.........................................            786,268,158
                                                                    ------------
INDUSTRIALS -- (15.9%)
    AAR Corp............................................. 1,032,573   48,954,286
#   ABM Industries, Inc..................................   777,718   24,264,802
    ACCO Brands Corp..................................... 3,356,739   42,966,259
#   Acme United Corp.....................................     4,447       96,989
#*  Aegion Corp..........................................   994,130   24,634,541
*   AeroCentury Corp.....................................    31,474      527,190
    Air Lease Corp.......................................   642,280   28,234,629
    Aircastle, Ltd....................................... 2,812,546   58,304,079
    Alamo Group, Inc.....................................   210,399   19,567,107

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
INDUSTRIALS -- (Continued)
*   Alpha Pro Tech, Ltd..................................    97,103 $    320,440
*   Ameresco, Inc., Class A..............................   295,658    3,961,817
#   American Railcar Industries, Inc.....................   444,443   20,253,268
*   AMREP Corp...........................................     7,729       56,885
*   ARC Document Solutions, Inc..........................    19,703       50,834
    ArcBest Corp.........................................   808,092   37,616,683
    Argan, Inc...........................................   127,009    4,877,146
*   Armstrong Flooring, Inc..............................   597,396    7,807,966
#*  Arotech Corp.........................................   526,558    2,053,576
#   Astec Industries, Inc................................   390,757   19,197,891
#*  Atlas Air Worldwide Holdings, Inc....................   801,036   53,709,464
#*  Avalon Holdings Corp., Class A.......................    31,440      115,385
    AZZ, Inc.............................................   125,907    6,824,159
    Barnes Group, Inc.................................... 1,069,738   72,581,723
#*  Beacon Roofing Supply, Inc...........................   592,183   24,919,061
*   BMC Stock Holdings, Inc..............................   614,709   13,523,598
    Briggs & Stratton Corp............................... 1,104,856   19,544,903
#*  Broadwind Energy, Inc................................   223,528      520,820
#*  CAI International, Inc...............................   491,753   11,290,649
*   CBIZ, Inc............................................ 1,370,012   30,140,264
#   CECO Environmental Corp..............................   284,549    1,954,852
#*  Celadon Group, Inc...................................   122,826      343,913
#*  Cemtrex, Inc.........................................    13,570       27,276
#*  Chart Industries, Inc................................   250,449   19,557,562
#   Chicago Rivet & Machine Co...........................    28,901      910,237
#   CIRCOR International, Inc............................   175,792    7,796,375
*   Civeo Corp...........................................   677,582    2,581,587
#*  Colfax Corp..........................................   119,442    3,857,977
    Columbus McKinnon Corp...............................   342,821   14,110,512
    CompX International, Inc.............................    64,108      814,172
*   Continental Materials Corp...........................    13,451      218,915
    Costamare, Inc.......................................   913,132    6,337,136
*   Covenant Transportation Group, Inc., Class A.........   329,406    9,546,186
*   CPI Aerostructures, Inc..............................    51,768      486,619
    CRA International, Inc...............................   196,121   10,614,069
    Cubic Corp...........................................   366,627   24,967,299
    DMC Global, Inc......................................    58,138    2,386,565
*   Ducommun, Inc........................................   322,878   10,761,524
*   Eagle Bulk Shipping, Inc.............................   121,611      699,263
    Eastern Co. (The)....................................    85,980    2,536,410
#*  Echo Global Logistics, Inc...........................   380,900   13,122,005
#   Ecology and Environment, Inc., Class A...............    35,051      460,921
    EMCOR Group, Inc.....................................    67,297    5,178,504
    Encore Wire Corp.....................................   539,794   26,314,957
#*  Engility Holdings, Inc...............................   101,529    3,512,903
    Ennis, Inc...........................................   714,925   15,549,619
    EnPro Industries, Inc................................   257,283   19,653,848
#   ESCO Technologies, Inc...............................   555,781   34,597,367
#   Essendant, Inc.......................................   610,001   10,144,317
*   Esterline Technologies Corp.......................... 1,083,684   92,438,245
    Federal Signal Corp..................................   451,817   10,730,654
#*  Franklin Covey Co....................................   101,048    2,581,776
    FreightCar America, Inc..............................   219,040    4,010,622
*   FTI Consulting, Inc.................................. 1,026,969   81,089,472
#   GATX Corp............................................ 1,411,679  116,237,649
*   Gencor Industries, Inc...............................   194,789    2,921,835
#*  Gibraltar Industries, Inc............................   684,487   29,740,960
*   GMS, Inc.............................................    52,970    1,389,933
#*  Golden Ocean Group, Ltd..............................    88,714      829,476

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
INDUSTRIALS -- (Continued)
#*  Goldfield Corp. (The)................................    88,618 $   420,936
*   GP Strategies Corp...................................    51,820     979,398
#   Granite Construction, Inc............................   457,798  24,698,202
*   Great Lakes Dredge & Dock Corp....................... 1,561,405   8,431,587
#   Greenbrier Cos., Inc. (The)..........................   791,385  44,831,960
#   Griffon Corp......................................... 1,310,935  23,465,736
#   Hawaiian Holdings, Inc...............................   435,813  17,476,101
    Heidrick & Struggles International, Inc..............   338,725  13,853,852
*   Heritage-Crystal Clean, Inc..........................   202,746   4,886,179
#*  Hertz Global Holdings, Inc........................... 2,784,440  42,407,021
*   Houston Wire & Cable Co..............................   125,755   1,006,040
*   Hub Group, Inc., Class A.............................   741,410  34,401,424
*   Hudson Global, Inc...................................   247,285     420,385
#*  Hudson Technologies, Inc.............................   174,746     318,038
    Hurco Cos., Inc......................................   170,016   7,531,709
*   Huron Consulting Group, Inc..........................   179,142   7,819,548
    Hyster-Yale Materials Handling, Inc..................   290,657  19,113,604
    ICF International, Inc...............................   533,232  39,272,537
#*  IES Holdings, Inc....................................    46,846     840,886
*   InnerWorkings, Inc...................................   347,673   3,080,383
    Kadant, Inc..........................................   164,426  15,883,552
    Kelly Services, Inc., Class A........................ 1,065,565  25,882,574
    Kelly Services, Inc., Class B........................       567      14,470
#*  KeyW Holding Corp. (The).............................    79,955     709,201
#*  Kirby Corp...........................................   168,357  14,049,392
*   KLX, Inc............................................. 1,100,879  80,419,211
    Korn/Ferry International............................. 1,359,250  89,683,315
*   Lawson Products, Inc.................................   133,939   3,623,050
*   LB Foster Co., Class A...............................    31,206     766,107
#*  Limbach Holdings, Inc................................   194,059   2,155,995
    LS Starrett Co. (The), Class A.......................   135,422     866,701
#   LSC Communications, Inc..............................   146,656   2,202,773
    LSI Industries, Inc..................................   186,464     911,809
*   Lydall, Inc..........................................   212,326   9,851,926
#   Macquarie Infrastructure Corp........................   730,363  33,165,784
    Marten Transport, Ltd................................ 1,416,950  30,960,357
*   Mastech Digital, Inc.................................    14,113     274,921
    Matson, Inc..........................................   407,726  14,678,136
#   Matthews International Corp., Class A................   128,922   6,774,851
    McGrath RentCorp.....................................   423,421  25,142,739
    Miller Industries, Inc...............................   302,155   7,871,138
    Mobile Mini, Inc..................................... 1,275,471  54,398,838
    Moog, Inc., Class A..................................    62,848   4,714,228
#   Multi-Color Corp.....................................   209,729  13,915,519
*   MYR Group, Inc.......................................   346,717  12,790,390
#   National Presto Industries, Inc......................     8,595   1,071,367
*   Navigant Consulting, Inc............................. 1,403,800  30,546,688
*   Nexeo Solutions, Inc.................................   243,735   2,213,114
#*  NL Industries, Inc...................................   790,576   6,759,425
#   NN, Inc..............................................   736,769  15,840,533
#*  Northwest Pipe Co....................................   124,215   2,429,645
#*  NOW, Inc.............................................   966,359  14,447,067
*   Orion Group Holdings, Inc............................   756,195   6,934,308
*   PAM Transportation Services, Inc.....................   104,548   5,703,093
    Park-Ohio Holdings Corp..............................   180,845   6,772,645
*   Patriot Transportation Holding, Inc..................     2,456      52,313
*   Perma-Pipe International Holdings, Inc...............   179,398   1,623,552
    PICO Holdings, Inc...................................   176,403   2,134,476
    Powell Industries, Inc...............................   118,457   4,341,449

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES       VALUE+
                                                          --------- --------------
INDUSTRIALS -- (Continued)
    Preformed Line Products Co...........................    57,997 $    5,092,137
    Quad/Graphics, Inc...................................   338,264      6,954,708
    Quanex Building Products Corp........................   860,957     15,238,939
*   Radiant Logistics, Inc...............................   148,419        592,192
    RCM Technologies, Inc................................   203,463        988,830
    Regal Beloit Corp....................................   923,113     79,341,562
    Reis, Inc............................................   162,481      3,468,969
    Resources Connection, Inc............................   453,463      7,210,062
#   REV Group, Inc.......................................   334,359      5,740,944
*   Rush Enterprises, Inc., Class A......................   847,841     38,229,151
*   Rush Enterprises, Inc., Class B......................   303,861     13,670,706
*   Saia, Inc............................................   224,081     16,884,503
    Servotronics, Inc....................................    15,025        144,661
*   SIFCO Industries, Inc................................    58,848        303,067
    SkyWest, Inc......................................... 1,685,838    100,981,696
    Spartan Motors, Inc..................................   481,806      7,106,639
*   Sparton Corp.........................................   181,081      2,703,539
#*  Spirit Airlines, Inc................................. 1,004,265     43,625,272
*   SPX FLOW, Inc........................................   218,467     10,381,552
    Steelcase, Inc., Class A.............................   690,267      9,491,171
#*  Team, Inc............................................   487,920     10,636,656
#   Terex Corp...........................................   767,659     33,869,115
    Tetra Tech, Inc......................................   199,307     12,117,866
#*  Textainer Group Holdings, Ltd........................   212,752      3,382,757
    Titan International, Inc.............................   643,594      6,815,660
#*  Titan Machinery, Inc.................................   323,570      4,898,850
*   Transcat, Inc........................................    58,439      1,335,331
*   TriMas Corp..........................................   569,300     16,851,280
    Triton International, Ltd............................ 1,682,241     59,214,883
#   Triumph Group, Inc...................................   513,319     10,702,701
*   TrueBlue, Inc........................................   341,414      9,235,249
#*  Tutor Perini Corp.................................... 1,292,551     23,912,193
*   Ultralife Corp.......................................   253,797      2,550,660
    UniFirst Corp........................................   228,793     42,818,610
    Universal Forest Products, Inc....................... 1,359,798     50,094,958
#*  USA Truck, Inc.......................................   114,529      2,499,023
*   Vectrus, Inc.........................................    79,437      2,495,116
*   Veritiv Corp.........................................   327,259     12,534,020
    Viad Corp............................................   440,272     25,271,613
    Virco Manufacturing Corp.............................    47,331        229,555
#*  Volt Information Sciences, Inc.......................   427,295      1,623,721
    VSE Corp.............................................    96,979      4,179,795
#   Wabash National Corp.................................   857,336     16,975,253
#   Werner Enterprises, Inc.............................. 1,611,429     60,025,730
#*  Wesco Aircraft Holdings, Inc.........................   392,070      4,685,237
*   WESCO International, Inc............................. 1,266,201     77,238,261
*   Willis Lease Finance Corp............................   249,969      7,804,032
                                                                    --------------
TOTAL INDUSTRIALS........................................            2,887,910,529
                                                                    --------------
INFORMATION TECHNOLOGY -- (11.3%)
    ADTRAN, Inc..........................................   266,798      4,335,468
*   Agilysys, Inc........................................   312,648      5,143,060
*   Alpha & Omega Semiconductor, Ltd.....................   668,151      8,926,497
*   Amkor Technology, Inc................................ 4,842,081     42,029,263
#*  Amtech Systems, Inc..................................   161,675        915,081
*   Anixter International, Inc...........................   465,743     33,952,665
    AstroNova, Inc.......................................   171,072      3,096,403
*   Aviat Networks, Inc..................................    11,301        172,340
    AVX Corp............................................. 1,987,952     41,309,643

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
INFORMATION TECHNOLOGY -- (Continued)
*   Aware, Inc...........................................   655,871 $  2,459,516
*   Axcelis Technologies, Inc............................   161,693    3,557,246
#*  AXT, Inc.............................................   781,233    5,898,309
    Bel Fuse, Inc., Class A..............................    13,612      266,795
    Bel Fuse, Inc., Class B..............................   193,620    4,356,450
#   Belden, Inc..........................................   191,130   12,375,667
    Benchmark Electronics, Inc........................... 1,761,669   42,632,390
    BK Technologies, Inc.................................   117,903      418,556
    Brooks Automation, Inc...............................   678,990   20,763,514
*   BSQUARE Corp.........................................    59,474      136,790
*   CACI International, Inc., Class A....................   771,380  135,145,776
#*  Cars.com, Inc........................................ 1,572,429   44,609,811
    CCUR Holdings, Inc...................................   160,981      825,833
#*  Ciena Corp........................................... 1,215,932   30,884,673
#*  Cirrus Logic, Inc....................................   295,155   12,768,405
#   Cohu, Inc............................................   802,612   20,209,770
    Communications Systems, Inc..........................    60,940      219,993
*   Computer Task Group, Inc.............................    48,706      293,210
    Comtech Telecommunications Corp......................   664,041   22,311,778
*   Conduent, Inc........................................    47,054      845,090
#   Convergys Corp....................................... 3,490,621   85,869,277
#*  Cray, Inc............................................   239,329    5,971,259
#*  Cree, Inc............................................ 2,007,481   94,652,729
    CSP, Inc.............................................   128,131    1,383,815
    CTS Corp.............................................   778,124   27,156,528
#   Daktronics, Inc......................................   285,578    2,453,115
*   DHI Group, Inc.......................................   172,721      362,714
*   Digi International, Inc..............................   765,308   10,331,658
*   Diodes, Inc.......................................... 1,290,491   47,954,646
*   DSP Group, Inc.......................................   448,523    5,606,537
*   Edgewater Technology, Inc............................   287,723    1,473,142
#*  Electro Scientific Industries, Inc...................     1,800       32,454
#*  Electronics For Imaging, Inc.........................   535,116   18,258,158
#*  EMCORE Corp..........................................     8,638       43,622
*   ePlus, Inc...........................................   231,584   22,845,762
#*  Fabrinet.............................................   778,392   30,450,695
*   FARO Technologies, Inc...............................   119,928    7,807,313
#*  Finisar Corp......................................... 3,299,601   55,598,277
*   Finjan Holdings, Inc.................................    95,004      380,016
*   FormFactor, Inc...................................... 1,362,176   17,640,179
*   Frequency Electronics, Inc...........................   203,441    1,688,560
#*  II-VI, Inc...........................................   423,080   16,584,736
*   Insight Enterprises, Inc............................. 1,099,129   55,253,215
*   Intelligent Systems Corp.............................    20,578      208,249
*   inTEST Corp..........................................    21,651      156,970
#*  Intevac, Inc.........................................   135,659      637,597
*   KEMET Corp...........................................   241,685    6,281,393
*   Key Tronic Corp......................................   367,188    2,966,879
*   Kimball Electronics, Inc.............................   801,579   16,312,133
#*  Knowles Corp......................................... 2,249,906   39,058,368
    Kulicke & Soffa Industries, Inc...................... 2,045,534   53,920,276
#*  KVH Industries, Inc..................................   299,301    3,711,332
    ManTech International Corp., Class A.................   780,271   46,699,219
#*  Meet Group, Inc.(The)................................   475,573    1,930,826
    MKS Instruments, Inc.................................   137,268   12,944,372
#   MTS Systems Corp.....................................   153,052    8,345,160
#*  NeoPhotonics Corp....................................   354,334    2,257,108
*   NETGEAR, Inc.........................................   560,740   36,924,729
#*  NetScout Systems, Inc................................ 2,426,188   65,021,838

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES       VALUE+
                                                          --------- --------------
INFORMATION TECHNOLOGY -- (Continued)
    Network-1 Technologies, Inc..........................    24,699 $       69,157
*   Optical Cable Corp...................................   144,160        547,808
#*  PAR Technology Corp..................................   118,663      2,216,625
    Park Electrochemical Corp............................    24,965        551,976
    PC Connection, Inc...................................   869,150     29,420,727
#*  PCM, Inc.............................................   203,216      4,491,074
    PC-Tel, Inc..........................................   584,348      3,617,114
#*  PDF Solutions, Inc...................................   142,800      1,499,400
*   Perceptron, Inc......................................   196,377      1,995,190
*   Perficient, Inc......................................   295,012      7,764,716
*   Photronics, Inc...................................... 1,804,179     16,237,611
#*  Plexus Corp..........................................   924,405     54,928,145
#*  Presidio, Inc........................................   135,659      1,893,800
*   Rambus, Inc..........................................   157,081      1,941,521
#*  RealNetworks, Inc....................................   218,664        785,004
*   Rhythmone P.L.C......................................    17,300         46,305
*   Ribbon Communications, Inc...........................   359,785      2,441,141
    Richardson Electronics, Ltd..........................   332,658      3,047,147
*   Rogers Corp..........................................    40,508      4,722,018
*   Rudolph Technologies, Inc............................   460,309     13,164,837
*   Sanmina Corp......................................... 2,305,591     67,092,698
*   ScanSource, Inc......................................   663,091     27,352,504
#*  Sigma Designs, Inc...................................   860,175      5,204,059
*   SigmaTron International, Inc.........................    16,500        115,335
#*  Stratasys, Ltd.......................................   667,668     12,966,113
#*  Super Micro Computer, Inc............................   816,446     18,043,457
*   Sykes Enterprises, Inc............................... 1,016,846     30,159,652
#*  Synaptics, Inc.......................................   284,270     14,244,770
#*  Synchronoss Technologies, Inc........................   531,903      2,249,950
    SYNNEX Corp..........................................   361,827     34,905,451
*   Tech Data Corp....................................... 1,260,705    105,155,404
    TESSCO Technologies, Inc.............................   126,477      2,346,148
#   TiVo Corp............................................ 2,303,809     27,991,279
*   Trio-Tech International..............................    46,744        215,957
*   TSR, Inc.............................................     1,045          7,106
#*  TTM Technologies, Inc................................ 2,999,279     52,067,483
#*  Ultra Clean Holdings, Inc............................   732,465      9,829,680
*   Veeco Instruments, Inc...............................         1             15
*   Virtusa Corp.........................................   185,510      9,800,493
#   Vishay Intertechnology, Inc.......................... 4,172,738    104,318,450
*   Vishay Precision Group, Inc..........................   363,623     14,508,558
*   Wireless Telecom Group, Inc..........................   102,938        216,170
*   Xcerra Corp..........................................   891,555     12,695,743
    Xperi Corp...........................................   128,777      2,144,137
*   Xplore Technologies Corp.............................    10,421         62,318
*   Zynga, Inc., Class A................................. 8,385,170     31,779,794
                                                                    --------------
TOTAL INFORMATION TECHNOLOGY.............................            2,044,888,888
                                                                    --------------
MATERIALS -- (4.9%)
    A Schulman, Inc......................................    42,228      1,830,584
*   AgroFresh Solutions, Inc.............................    43,189        307,074
#*  Allegheny Technologies, Inc..........................   208,702      5,801,916
*   American Biltrite, Inc...............................        25         13,238
    American Vanguard Corp...............................   804,059     17,448,080
#*  Ampco-Pittsburgh Corp................................    65,218        688,050
#   Boise Cascade Co.....................................   798,444     34,532,703
#   Carpenter Technology Corp............................ 1,638,828     89,758,610
#*  Century Aluminum Co.................................. 2,399,604     30,738,927
*   Clearwater Paper Corp................................   320,313      7,239,074

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                            SHARES      VALUE+
                                                          ---------- ------------
MATERIALS -- (Continued)
*   Coeur Mining, Inc....................................  5,224,754 $ 36,573,278
    Commercial Metals Co.................................  4,169,164   93,139,124
    Core Molding Technologies, Inc.......................    198,382    2,668,238
    Domtar Corp..........................................  2,058,011   99,237,290
    Ferroglobe P.L.C.....................................    568,748    4,635,296
    Friedman Industries, Inc.............................    185,378    1,926,077
    FutureFuel Corp......................................    508,279    6,993,919
    Greif, Inc., Class A.................................    618,510   33,677,869
    Hawkins, Inc.........................................     45,363    1,692,040
    Haynes International, Inc............................    259,829   11,032,339
#   Hecla Mining Co...................................... 10,374,793   33,199,338
    Innospec, Inc........................................    124,534   10,081,027
#*  Intrepid Potash, Inc.................................    494,382    2,111,011
#   Kaiser Aluminum Corp.................................    134,174   14,976,502
    KapStone Paper and Packaging Corp....................    524,694   18,248,857
#*  Kraton Corp..........................................    793,028   38,136,717
#*  LSB Industries, Inc..................................    525,266    3,450,998
    Materion Corp........................................    516,072   32,357,714
    Mercer International, Inc............................  1,310,386   23,521,429
    Minerals Technologies, Inc...........................    193,613   14,637,143
#   Nexa Resources SA....................................     78,313    1,050,177
#   Olympic Steel, Inc...................................    285,259    6,307,076
    PH Glatfelter Co.....................................  1,165,918   19,086,078
#*  Platform Specialty Products Corp.....................  5,695,215   70,392,857
*   PQ Group Holdings, Inc...............................     94,810    1,708,476
#   Rayonier Advanced Materials, Inc.....................    451,501    8,145,078
*   Resolute Forest Products, Inc........................  1,488,558   15,108,864
#   Schnitzer Steel Industries, Inc., Class A............    489,884   16,141,678
#   Stepan Co............................................     25,989    2,276,117
*   SunCoke Energy, Inc..................................  1,506,839   17,193,033
#   Synalloy Corp........................................     58,766    1,269,346
#*  TimkenSteel Corp.....................................    233,175    3,241,132
*   Trecora Resources....................................     72,394    1,085,910
    Tredegar Corp........................................  1,077,998   28,081,848
#   Tronox, Ltd., Class A................................    939,193   17,328,111
*   UFP Technologies, Inc................................     76,741    2,509,431
    United States Lime & Minerals, Inc...................      7,616      591,763
*   Universal Stainless & Alloy Products, Inc............    185,034    5,534,367
#*  Verso Corp., Class A.................................    548,553   11,448,301
*   Webco Industries, Inc................................      8,863      961,635
                                                                     ------------
TOTAL MATERIALS..........................................             900,115,740
                                                                     ------------
REAL ESTATE -- (0.4%)
    Alexander & Baldwin, Inc.............................    353,005    8,454,470
#*  Altisource Asset Management Corp.....................      9,632      631,378
#   Consolidated-Tomoka Land Co..........................     18,609    1,219,075
*   FRP Holdings, Inc....................................      3,744      243,360
    Griffin Industrial Realty, Inc.......................     22,359      930,358
*   Rafael Holdings, Inc., Class B.......................     12,219      111,193
    RE/MAX Holdings, Inc., Class A.......................    124,450    6,322,060
#   Realogy Holdings Corp................................  2,350,077   51,396,184
*   Stratus Properties, Inc..............................    115,872    3,568,858
#*  Tejon Ranch Co.......................................      1,626       38,048
*   Trinity Place Holdings, Inc..........................     51,531      331,344
                                                                     ------------
TOTAL REAL ESTATE........................................              73,246,328
                                                                     ------------
TELECOMMUNICATIONS SERVICES -- (1.0%)
*   Alaska Communications Systems Group, Inc.............    296,085      476,697

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                              SHARES        VALUE+
                                                            ----------- ---------------
TELECOMMUNICATIONS SERVICES -- (Continued)
#     ATN International, Inc...............................     390,578 $    24,950,123
#*    Cincinnati Bell, Inc.................................      55,542         741,486
#     Consolidated Communications Holdings, Inc............     811,998      10,344,854
#*    Iridium Communications, Inc..........................   1,949,492      33,726,212
      Spok Holdings, Inc...................................     522,115       7,570,667
      Telephone & Data Systems, Inc........................   3,276,194      82,723,898
*     United States Cellular Corp..........................     531,383      18,258,320
                                                                        ---------------
TOTAL TELECOMMUNICATIONS SERVICES..........................                 178,792,257
                                                                        ---------------
UTILITIES -- (0.1%)
#*    AquaVenture Holdings, Ltd............................      37,890         626,700
#     Consolidated Water Co., Ltd..........................      89,775       1,261,339
#     TerraForm Power, Inc., Class A.......................     795,496       8,137,924
                                                                        ---------------
TOTAL UTILITIES............................................                  10,025,963
                                                                        ---------------
TOTAL COMMON STOCKS........................................              16,191,856,104
                                                                        ---------------
RIGHTS/WARRANTS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
>>    Media General, Inc. Contingent Value Rights..........     564,216          56,421
                                                                        ---------------
PREFERRED STOCKS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
      GCI Liberty, Inc.....................................      17,641         438,732
                                                                        ---------------
TOTAL INVESTMENT SECURITIES................................              16,192,351,257
                                                                        ---------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money
        Market Fund, 1.830%................................ 154,985,104     154,985,104
                                                                        ---------------
SECURITIES LENDING COLLATERAL -- (10.0%)
@(S)  DFA Short Term Investment Fund....................... 157,347,790   1,820,671,280
                                                                        ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $13,524,263,302)^^.................................             $18,168,007,641
                                                                        ===============

At July 31, 2018, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index...   1,073    09/21/18  $149,133,468 $151,137,415   $2,003,947
                                               ------------ ------------   ----------
TOTAL FUTURES CONTRACTS..                      $149,133,468 $151,137,415   $2,003,947
                                               ============ ============   ==========

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------
                                  LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                               -------------- ------- ------- --------------
    Common Stocks
       Consumer Discretionary. $2,577,046,736   --      --    $2,577,046,736
       Consumer Staples.......    626,449,263   --      --       626,449,263

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ------------------------------------------------------
                                             LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                         --------------- -------------- ------- ---------------
   Energy............................... $ 1,959,783,266             --   --    $ 1,959,783,266
   Financials...........................   4,147,000,617 $      328,359   --      4,147,328,976
   Healthcare...........................     786,268,158             --   --        786,268,158
   Industrials..........................   2,887,910,529             --   --      2,887,910,529
   Information Technology...............   2,044,888,888             --   --      2,044,888,888
   Materials............................     900,115,740             --   --        900,115,740
   Real Estate..........................      73,246,328             --   --         73,246,328
   Telecommunications Services..........     178,792,257             --   --        178,792,257
   Utilities............................      10,025,963             --   --         10,025,963
Preferred Stocks Consumer Discretionary.         438,732             --   --            438,732
Rights/Warrants Consumer Discretionary..              --         56,421   --             56,421
Temporary Cash Investments..............     154,985,104             --   --        154,985,104
Securities Lending Collateral...........              --  1,820,671,280   --      1,820,671,280
Futures Contracts**.....................       2,003,947             --   --          2,003,947
                                         --------------- --------------   --    ---------------
TOTAL................................... $16,348,955,528 $1,821,056,060   --    $18,170,011,588
                                         =============== ==============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                         U.S. CORE EQUITY 1 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                          SHARES     VALUE+
                                                          ------- ------------
COMMON STOCKS -- (93.9%)
CONSUMER DISCRETIONARY -- (14.9%)
*   1-800-Flowers.com, Inc., Class A.....................  71,666 $  1,039,157
    A.H. Belo Corp., Class A.............................  34,418      151,439
    Aaron's, Inc......................................... 180,918    7,835,559
#   Abercrombie & Fitch Co., Class A..................... 199,566    4,727,719
#   Acushnet Holdings Corp...............................  34,230      827,339
#   Adient P.L.C......................................... 169,956    8,095,004
*   Adtalem Global Education, Inc........................ 136,623    7,452,785
#   Advance Auto Parts, Inc..............................  84,366   11,915,010
    Altice USA, Inc., Class A............................ 207,966    3,562,458
*   Amazon.com, Inc...................................... 323,429  574,875,642
#   AMC Entertainment Holdings, Inc., Class A............  67,495    1,100,169
#*  AMC Networks, Inc., Class A.......................... 106,043    6,393,332
    AMCON Distributing Co................................     377       31,480
#*  American Axle & Manufacturing Holdings, Inc.......... 271,003    4,531,170
    American Eagle Outfitters, Inc....................... 444,161   11,183,974
*   American Outdoor Brands Corp......................... 114,070    1,080,243
*   American Public Education, Inc.......................  44,753    1,973,607
*   America's Car-Mart, Inc..............................  19,745    1,263,680
    Aptiv P.L.C.......................................... 183,923   18,037,329
    Aramark.............................................. 339,862   13,665,851
    Ark Restaurants Corp.................................   3,010       67,725
*   Asbury Automotive Group, Inc.........................  61,535    4,325,910
#*  Ascena Retail Group, Inc............................. 464,097    1,707,877
#*  Ascent Capital Group, Inc., Class A..................  18,044       51,967
#*  At Home Group, Inc................................... 101,361    3,676,363
#   Autoliv, Inc......................................... 111,526   11,426,954
#*  AutoNation, Inc...................................... 221,733   10,760,702
*   AutoZone, Inc........................................  14,617   10,312,732
#*  AV Homes, Inc........................................  12,507      269,526
*   Ballantyne Strong, Inc...............................  15,453       83,446
*   Barnes & Noble Education, Inc........................ 120,891      679,407
#   Barnes & Noble, Inc.................................. 201,748    1,230,663
    Bassett Furniture Industries, Inc....................  13,106      327,650
    BBX Capital Corp.....................................   1,495       13,036
#   Beasley Broadcast Group, Inc., Class A...............  10,614       68,460
#*  Beazer Homes USA, Inc................................  68,898      882,583
#   Bed Bath & Beyond, Inc............................... 315,304    5,905,644
#*  Belmond, Ltd., Class A............................... 281,304    3,164,670
    Best Buy Co., Inc.................................... 521,387   39,119,667
#   Big 5 Sporting Goods Corp............................  38,061      245,493
#   Big Lots, Inc........................................ 124,716    5,416,416
*   Biglari Holdings, Inc., Class A......................      29       28,345
*   Biglari Holdings, Inc., Class B......................     292       55,314
#   BJ's Restaurants, Inc................................  51,628    3,265,471
    Bloomin' Brands, Inc................................. 238,326    4,609,225
#*  Bojangles', Inc......................................  74,713      982,476
*   Booking Holdings, Inc................................  31,424   63,750,497
#*  Boot Barn Holdings, Inc..............................  57,648    1,348,387
    BorgWarner, Inc...................................... 294,472   13,551,601
*   Boston Omaha Corp., Class A..........................   1,118       22,315
#   Bowl America, Inc., Class A..........................   1,576       23,325
    Boyd Gaming Corp.....................................  37,566    1,403,090
*   Bridgepoint Education, Inc...........................  67,684      887,337
*   Bright Horizons Family Solutions, Inc................ 122,271   13,081,774
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
                                                           SHARES      VALUE+
                                                          --------- ------------
CONSUMER DISCRETIONARY -- (Continued)
#   Brinker International, Inc...........................    98,293 $  4,636,481
    Brunswick Corp.......................................   186,795   12,010,918
#   Buckle, Inc. (The)...................................    23,083      555,146
*   Build-A-Bear Workshop, Inc...........................    37,992      307,735
*   Burlington Stores, Inc...............................    71,294   10,894,436
    Cable One, Inc.......................................    14,179   10,263,611
#*  Caesars Entertainment Corp...........................   325,932    3,683,032
    Caleres, Inc.........................................   101,579    3,401,881
#   Callaway Golf Co.....................................   206,123    3,965,807
*   Cambium Learning Group, Inc..........................    89,866    1,065,811
#   Camping World Holdings, Inc., Class A................    15,770      349,621
    Capella Education Co.................................    25,866    2,690,064
*   Career Education Corp................................   170,116    3,130,134
#*  CarMax, Inc..........................................   222,819   16,640,123
    Carnival Corp........................................   204,482   12,113,514
#   Carriage Services, Inc...............................    42,820    1,070,072
*   Carrols Restaurant Group, Inc........................    92,727    1,344,542
    Carter's, Inc........................................   128,631   13,484,388
#*  Carvana Co...........................................     6,068      260,924
    Cato Corp. (The), Class A............................    58,581    1,458,667
*   Cavco Industries, Inc................................    14,281    3,033,998
#   CBS Corp., Class A...................................     9,684      527,778
    CBS Corp., Class B...................................   265,903   14,005,111
#*  Central European Media Enterprises, Ltd., Class A....    30,475      118,091
*   Century Communities, Inc.............................    65,826    2,007,693
*   Charter Communications, Inc., Class A................   153,953   46,891,005
#   Cheesecake Factory, Inc. (The).......................   111,841    6,266,451
    Chico's FAS, Inc.....................................   325,535    2,832,154
#   Children's Place, Inc. (The).........................    46,632    5,731,073
#*  Chipotle Mexican Grill, Inc..........................    20,636    8,949,008
#   Choice Hotels International, Inc.....................    97,125    7,536,900
#*  Christopher & Banks Corp.............................    36,826       36,274
#   Churchill Downs, Inc.................................     4,756    1,359,978
#*  Chuy's Holdings, Inc.................................    31,646    1,001,596
#   Cinemark Holdings, Inc...............................   255,575    9,180,254
    Citi Trends, Inc.....................................    37,893    1,076,540
#*  Clarus Corp..........................................    55,817      502,353
#   Clear Channel Outdoor Holdings, Inc., Class A........    55,541      247,157
    Collectors Universe, Inc.............................    11,724      158,274
    Columbia Sportswear Co...............................   122,078   10,618,344
    Comcast Corp., Class A............................... 4,173,235  149,318,348
#*  Conn's, Inc..........................................    29,186      989,405
#   Cooper Tire & Rubber Co..............................   125,549    3,584,424
*   Cooper-Standard Holdings, Inc........................    45,846    6,180,041
#   Core-Mark Holding Co., Inc...........................    84,667    2,047,248
#   Cracker Barrel Old Country Store, Inc................    65,189    9,549,863
#*  Crocs, Inc...........................................   134,639    2,438,312
#   Crown Crafts, Inc....................................     9,025       47,833
    CSS Industries, Inc..................................     6,218       99,177
    Culp, Inc............................................    27,347      678,206
    Dana, Inc............................................   380,209    8,117,462
    Darden Restaurants, Inc..............................   130,879   13,996,200
#*  Dave & Buster's Entertainment, Inc...................    98,933    4,862,557
*   Deckers Outdoor Corp.................................    63,998    7,220,894
*   Del Frisco's Restaurant Group, Inc...................    39,442      337,229
*   Del Taco Restaurants, Inc............................    96,120    1,243,793
    Delphi Technologies P.L.C............................   147,304    6,653,722
*   Delta Apparel, Inc...................................     6,441      106,534
*   Denny's Corp.........................................   137,016    1,993,583
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
                                                           SHARES     VALUE+
                                                          --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
#*  Destination Maternity Corp...........................    14,840 $    60,250
#*  Destination XL Group, Inc............................    56,418     114,246
#   Dick's Sporting Goods, Inc...........................   187,754   6,409,922
*   Differential Brands Group, Inc.......................       785       4,223
#   Dillard's, Inc., Class A.............................    74,845   6,007,808
#   Dine Brands Global, Inc..............................    47,408   3,367,390
*   Discovery, Inc., Class C.............................   376,739   9,248,942
#*  Discovery, Inc., Class A.............................   227,223   6,039,587
*   Discovery, Inc., Class B.............................     1,400      44,835
*   DISH Network Corp., Class A..........................   151,631   4,785,474
*   Dixie Group, Inc. (The)..............................     9,189      18,378
    Dollar General Corp..................................   260,085  25,527,343
*   Dollar Tree, Inc.....................................   304,542  27,798,594
    Domino's Pizza, Inc..................................    45,009  11,822,064
#*  Dorman Products, Inc.................................    75,019   5,602,419
*   Dover Downs Gaming & Entertainment, Inc..............     4,400      13,376
    Dover Motorsports, Inc...............................     3,182       6,364
    DR Horton, Inc.......................................   384,514  16,803,262
#*  Drive Shack, Inc.....................................   111,336     690,283
#   DSW, Inc., Class A...................................   171,247   4,699,018
#*  Duluth Holdings, Inc., Class B.......................     5,670     130,523
#   Dunkin' Brands Group, Inc............................   152,293  10,604,162
#   Educational Development Corp.........................     1,932      38,543
#*  El Pollo Loco Holdings, Inc..........................    35,530     412,148
#*  Eldorado Resorts, Inc................................    73,731   3,159,373
    Emerald Expositions Events, Inc......................     9,151     176,614
*   Emerson Radio Corp...................................    14,810      21,326
*   Emmis Communications Corp., Class A..................    13,708      66,484
#   Entercom Communications Corp., Class A...............   254,934   1,924,752
    Entravision Communications Corp., Class A............   180,411     874,993
    Escalade, Inc........................................    19,630     263,042
#   Ethan Allen Interiors, Inc...........................    64,352   1,447,920
*   EVINE Live, Inc......................................    36,640      52,029
#   EW Scripps Co. (The), Class A........................   124,552   1,631,631
#   Expedia Group, Inc...................................   116,028  15,529,188
#*  Express, Inc.........................................   213,719   2,058,114
    Extended Stay America, Inc...........................   480,766  10,235,508
#*  Famous Dave's of America, Inc........................     5,587      35,757
*   Fiesta Restaurant Group, Inc.........................    50,644   1,471,208
#*  Five Below, Inc......................................   125,115  12,156,173
    Flanigan's Enterprises, Inc..........................     1,100      31,790
    Flexsteel Industries, Inc............................     8,385     300,435
#*  Floor & Decor Holdings, Inc., Class A................    87,356   4,171,249
    Foot Locker, Inc.....................................   211,938  10,344,694
    Ford Motor Co........................................ 3,165,431  31,780,927
#*  Fossil Group, Inc....................................    87,105   2,282,151
#*  Fox Factory Holding Corp.............................    74,519   3,703,594
#*  Francesca's Holdings Corp............................   109,220     889,051
#   Fred's, Inc., Class A................................    70,219     153,077
*   FTD Cos., Inc........................................    32,986     119,079
*   Full House Resorts, Inc..............................     1,684       5,069
#*  Gaia, Inc............................................    18,401     334,898
#   GameStop Corp., Class A..............................   219,873   3,168,370
#   Gannett Co., Inc.....................................   301,470   3,186,538
    Gap, Inc. (The)......................................   704,361  21,250,571
#   Garmin, Ltd..........................................   174,030  10,868,173
*   GCI Liberty, Inc., Class A...........................   177,521   8,540,535
    General Motors Co.................................... 1,371,621  51,998,152
#*  Genesco, Inc.........................................    45,439   1,849,367
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
                                                          SHARES     VALUE+
                                                          ------- ------------
CONSUMER DISCRETIONARY -- (Continued)
    Gentex Corp.......................................... 623,726 $ 14,470,443
*   Gentherm, Inc........................................  81,007    3,669,617
    Genuine Parts Co..................................... 166,390   16,191,411
#*  G-III Apparel Group, Ltd............................. 135,045    6,171,556
*   Good Times Restaurants, Inc..........................   4,986       20,692
    Goodyear Tire & Rubber Co. (The)..................... 476,696   11,540,810
#*  GoPro, Inc., Class A................................. 153,221      894,811
    Graham Holdings Co., Class B.........................   9,629    5,382,611
#*  Grand Canyon Education, Inc..........................  98,981   11,534,256
#*  Gray Television, Inc................................. 207,414    3,204,546
*   Gray Television, Inc., Class A.......................     600        8,580
*   Green Brick Partners, Inc............................  14,320      138,904
    Group 1 Automotive, Inc..............................  47,833    3,347,832
#*  Groupon, Inc......................................... 843,432    3,947,262
    Guess?, Inc.......................................... 187,851    4,256,704
#   H&R Block, Inc....................................... 358,364    9,016,438
#*  Habit Restaurants, Inc. (The), Class A...............  31,822      404,139
    Hamilton Beach Brands Holding Co., Class A...........  21,074      535,280
#   Hanesbrands, Inc..................................... 648,363   14,432,560
#   Harley-Davidson, Inc................................. 231,402    9,924,832
*   Harte-Hanks, Inc.....................................   9,647       97,628
#   Hasbro, Inc..........................................  90,479    9,012,613
    Haverty Furniture Cos., Inc..........................  40,802      807,880
    Haverty Furniture Cos., Inc., Class A................   1,608       32,562
*   Helen of Troy, Ltd...................................  52,538    6,018,228
*   Hemisphere Media Group, Inc..........................  16,442      197,304
#*  Hibbett Sports, Inc..................................  55,325    1,269,709
*   Hilton Grand Vacations, Inc.......................... 161,287    5,578,917
    Hilton Worldwide Holdings, Inc....................... 211,231   16,615,430
    Home Depot, Inc. (The)............................... 912,692  180,274,924
    Hooker Furniture Corp................................  22,847    1,029,257
#*  Horizon Global Corp..................................  42,715      296,869
*   Houghton Mifflin Harcourt Co......................... 264,803    1,681,499
#*  Hovnanian Enterprises, Inc., Class A................. 195,219      306,494
    Hyatt Hotels Corp., Class A..........................  35,458    2,773,879
#*  Iconix Brand Group, Inc.............................. 115,013       59,807
    ILG, Inc............................................. 242,959    8,340,782
#*  IMAX Corp............................................ 124,060    2,741,726
*   Installed Building Products, Inc.....................  51,012    2,785,255
#   International Game Technology P.L.C..................  57,160    1,445,005
#   Interpublic Group of Cos., Inc. (The)................ 469,478   10,586,729
#*  iRobot Corp..........................................  40,387    3,200,670
*   J Alexander's Holdings, Inc..........................  24,309      260,106
*   J. Jill, Inc.........................................  24,477      200,467
    Jack in the Box, Inc.................................  57,377    4,833,438
#*  JAKKS Pacific, Inc...................................  12,915       29,705
#*  Jamba, Inc...........................................  17,844      196,998
#*  JC Penney Co., Inc................................... 553,231    1,355,416
    John Wiley & Sons, Inc., Class A..................... 100,171    6,325,799
    John Wiley & Sons, Inc., Class B.....................   4,638      290,803
    Johnson Outdoors, Inc., Class A......................  19,173    1,554,355
*   K12, Inc.............................................  92,311    1,510,208
    KB Home..............................................  69,951    1,661,336
*   Kirkland's, Inc......................................  38,973      443,513
    Kohl's Corp.......................................... 339,299   25,064,017
#*  Kona Grill, Inc......................................   4,321       10,046
*   Koss Corp............................................   1,533        3,787
    L Brands, Inc........................................ 127,557    4,039,730
#*  Lakeland Industries, Inc.............................  13,493      182,156
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
                                                           SHARES    VALUE+
                                                           ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
#*   Lands' End, Inc......................................  22,424 $   543,782
     Las Vegas Sands Corp................................. 292,372  21,021,547
*    Laureate Education, Inc., Class A....................   6,508      96,383
*>>  Lazare Kaplan International Inc......................   1,600         225
     La-Z-Boy, Inc........................................ 108,650   3,313,825
#    LCI Industries.......................................  62,493   5,746,231
     Lear Corp............................................ 136,941  24,667,182
#*   Lee Enterprises, Inc.................................  20,446      63,383
#    Leggett & Platt, Inc................................. 279,874  12,194,110
     Lennar Corp., Class A................................ 413,538  21,615,631
     Lennar Corp., Class B................................  26,101   1,127,563
#    Libbey, Inc..........................................  57,764     553,379
*    Liberty Broadband Corp., Class C.....................  95,289   7,572,617
#*   Liberty Broadband Corp., Class A.....................  26,193   2,078,153
*    Liberty Expedia Holdings, Inc., Class A.............. 104,369   5,027,455
*    Liberty Latin America, Ltd., Class C.................   4,322      83,674
#*   Liberty Media Corp.-Liberty Braves, Class C..........  12,726     327,949
#*   Liberty Media Corp.-Liberty Braves, Class A..........   5,907     151,810
*    Liberty Media Corp.-Liberty Braves, Class B..........     239       6,561
#*   Liberty Media Corp.-Liberty Formula One, Class C.....  31,815   1,121,479
#*   Liberty Media Corp.-Liberty Formula One, Class A.....  14,769     494,909
*    Liberty Media Corp.-Liberty SiriusXM, Class C........ 127,261   6,010,537
*    Liberty Media Corp.-Liberty SiriusXM, Class A........  59,077   2,784,890
*    Liberty Media Corp.-Liberty SiriusXM, Class B........   2,392     114,433
#    Liberty Tax, Inc.....................................   1,211      12,473
*    Liberty TripAdvisor Holdings, Inc., Class A.......... 179,914   2,995,568
*    Liberty TripAdvisor Holdings, Inc., Class B..........     694      12,128
     Lifetime Brands, Inc.................................  11,349     137,890
*    Lincoln Educational Services Corp....................   9,108      15,301
#    Lions Gate Entertainment Corp., Class A.............. 126,755   3,023,107
     Lions Gate Entertainment Corp., Class B.............. 197,653   4,520,324
#    Lithia Motors, Inc., Class A.........................  58,239   5,186,183
#*   Live Nation Entertainment, Inc....................... 270,856  13,347,784
*    LKQ Corp............................................. 387,004  12,972,374
     Lowe's Cos., Inc..................................... 635,866  63,166,928
#*   Luby's, Inc..........................................  41,043     100,555
*    Lululemon Athletica, Inc............................. 112,055  13,440,997
#*   Lumber Liquidators Holdings, Inc.....................  22,193     429,213
*    M/I Homes, Inc.......................................  45,749   1,183,069
     Macy's, Inc.......................................... 710,309  28,220,577
*    Madison Square Garden Co. (The), Class A.............  34,701  10,832,958
*    Malibu Boats, Inc., Class A..........................  58,822   2,211,119
     Marcus Corp. (The)...................................  22,169     854,615
#    Marine Products Corp.................................  11,488     213,447
*    MarineMax, Inc.......................................  72,254   1,354,763
     Marriott International, Inc., Class A................ 216,718  27,705,229
#    Marriott Vacations Worldwide Corp....................  59,516   7,088,951
#    Mattel, Inc.......................................... 279,065   4,428,762
*    MCBC Holdings, Inc...................................  35,020     874,099
#*   McClatchy Co. (The), Class A.........................   6,581      64,165
     McDonald's Corp...................................... 529,832  83,469,733
#    MDC Holdings, Inc.................................... 128,507   3,731,843
#    Meredith Corp........................................  96,392   5,123,235
*    Meritage Homes Corp..................................  85,142   3,673,877
     MGM Resorts International............................ 434,678  13,635,849
*    Michael Kors Holdings, Ltd........................... 222,503  14,847,625
#*   Michaels Cos., Inc. (The)............................ 308,424   6,294,934
*    Modine Manufacturing Co.............................. 113,617   1,982,617
*    Mohawk Industries, Inc............................... 107,857  20,315,945
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
                                                           SHARES     VALUE+
                                                          --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
*   Monarch Casino & Resort, Inc.........................     6,425 $   306,280
#   Monro, Inc...........................................    74,129   5,000,001
#*  Motorcar Parts of America, Inc.......................    40,000     864,000
    Movado Group, Inc....................................    27,731   1,381,004
#*  MSG Networks, Inc., Class A..........................   123,281   2,903,268
#*  Murphy USA, Inc......................................    92,713   7,346,578
    Nathan's Famous, Inc.................................     8,747     859,393
    National CineMedia, Inc..............................   146,731   1,211,998
*   National Vision Holdings, Inc........................     8,756     356,019
*   Nautilus, Inc........................................    69,651     992,527
*   Netflix, Inc.........................................   170,676  57,594,616
*   Nevada Gold & Casinos, Inc...........................       700       1,421
*   New Home Co., Inc. (The).............................    13,201     121,713
    New Media Investment Group, Inc......................    84,396   1,518,284
#*  New York & Co., Inc..................................   132,002     646,810
#   New York Times Co. (The), Class A....................   299,489   7,427,327
#   Newell Brands, Inc...................................   136,251   3,568,414
    News Corp., Class A..................................   312,118   4,703,618
    News Corp., Class B..................................   152,697   2,336,264
#   Nexstar Media Group, Inc., Class A...................   111,393   8,293,209
    NIKE, Inc., Class B..................................   835,476  64,256,459
    Nobility Homes, Inc..................................     1,105      22,653
#   Nordstrom, Inc.......................................   187,274   9,815,030
*   Norwegian Cruise Line Holdings, Ltd..................   311,921  15,605,408
#   Nutrisystem, Inc.....................................    50,822   2,032,880
*   NVR, Inc.............................................     4,716  13,013,472
    Office Depot, Inc.................................... 1,231,261   3,090,465
#*  Ollie's Bargain Outlet Holdings, Inc.................    78,583   5,461,518
#   Omnicom Group, Inc...................................   214,687  14,776,906
*   O'Reilly Automotive, Inc.............................    65,153  19,936,818
#*  Overstock.com, Inc...................................    54,084   1,928,095
    Oxford Industries, Inc...............................    37,278   3,434,049
    P&F Industries, Inc., Class A........................       504       4,289
#   Papa John's International, Inc.......................    60,974   2,558,469
#*  Party City Holdco, Inc...............................    19,247     303,140
    Peak Resorts, Inc....................................    20,747     102,698
#*  Penn National Gaming, Inc............................   145,303   4,656,961
#   Penske Automotive Group, Inc.........................   183,403   9,573,637
*   Perry Ellis International, Inc.......................    13,637     382,381
#   PetMed Express, Inc..................................    55,680   2,067,398
#   Pier 1 Imports, Inc..................................   171,660     370,786
*   Pinnacle Entertainment, Inc..........................    60,863   2,023,086
*   Planet Fitness, Inc., Class A........................   152,435   7,243,711
#   Polaris Industries, Inc..............................   118,004  12,439,982
#   Pool Corp............................................    62,397   9,562,340
#*  Potbelly Corp........................................    47,561     589,756
    PulteGroup, Inc......................................   404,229  11,516,484
    PVH Corp.............................................    86,756  13,318,781
    QEP Co., Inc.........................................       352      11,194
*   Qurate Retail Group, Inc. QVC Group, Class B.........     1,148      24,470
*   Qurate Retail, Inc...................................   611,120  13,010,745
    Ralph Lauren Corp....................................    67,705   9,138,821
    RCI Hospitality Holdings, Inc........................     7,842     254,316
*   Reading International, Inc., Class A.................    35,526     561,311
*   Red Lion Hotels Corp.................................    23,241     290,513
#*  Red Robin Gourmet Burgers, Inc.......................    31,295   1,480,253
    Red Rock Resorts, Inc., Class A......................   130,644   4,616,959
#*  Regis Corp...........................................    95,191   1,662,035
#   Rent-A-Center, Inc...................................    88,792   1,317,673

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
#*  RH...................................................    58,951 $ 8,009,083
    Rocky Brands, Inc....................................     7,436     192,221
#*  Roku, Inc............................................     9,045     410,824
    Ross Stores, Inc.....................................   273,671  23,927,056
    Royal Caribbean Cruises, Ltd.........................   120,403  13,576,642
    Ruth's Hospitality Group, Inc........................   102,283   2,961,093
    Saga Communications, Inc., Class A...................     1,544      58,440
    Salem Media Group, Inc...............................    29,144     144,263
#*  Sally Beauty Holdings, Inc...........................   230,262   3,797,020
    Scholastic Corp......................................    52,735   2,202,214
#*  Scientific Games Corp., Class A......................   143,586   6,899,307
#*  SeaWorld Entertainment, Inc..........................   139,855   2,978,911
#*  Sequential Brands Group, Inc.........................     2,521       5,471
    Service Corp. International..........................   337,262  13,271,260
*   ServiceMaster Global Holdings, Inc...................   235,509  13,421,658
*   Shake Shack, Inc., Class A...........................     7,132     444,538
*   Shiloh Industries, Inc...............................    44,149     364,229
#   Shoe Carnival, Inc...................................    23,587     739,924
#*  Shutterfly, Inc......................................    68,732   5,653,894
#   Signet Jewelers, Ltd.................................   145,690   8,412,141
#   Sinclair Broadcast Group, Inc., Class A..............   197,190   5,087,502
#   Sirius XM Holdings, Inc.............................. 1,265,390   8,883,038
#   Six Flags Entertainment Corp.........................   147,192   9,560,120
*   Skechers U.S.A., Inc., Class A.......................   268,327   7,438,024
#   skyline Champion Corp................................     4,311     110,706
#*  Sleep Number Corp....................................    98,868   2,816,749
#   Sonic Automotive, Inc., Class A......................    76,409   1,554,923
#   Sonic Corp...........................................    70,548   2,479,762
*   Sotheby's............................................    98,810   5,247,799
    Speedway Motorsports, Inc............................    77,145   1,361,609
#*  Sportsman's Warehouse Holdings, Inc..................   118,509     603,211
#   Stage Stores, Inc....................................    63,240     134,701
#   Standard Motor Products, Inc.........................    50,632   2,467,804
    Starbucks Corp....................................... 1,064,324  55,759,934
#*  Stein Mart, Inc......................................   100,423     221,935
    Steven Madden, Ltd...................................   130,038   7,028,554
*   Stoneridge, Inc......................................    70,564   2,399,176
    Strategic Education, Inc.............................    25,244   2,974,753
#   Strattec Security Corp...............................     4,362     143,946
#   Sturm Ruger & Co., Inc...............................    34,520   1,870,984
    Superior Group of Cos, Inc...........................    28,286     592,875
#   Superior Industries International, Inc...............    40,961     751,634
*   Sypris Solutions, Inc................................    12,624      18,431
#   Tailored Brands, Inc.................................    81,130   1,635,581
*   Tandy Leather Factory, Inc...........................    14,264     111,259
    Tapestry, Inc........................................   338,748  15,961,806
    Target Corp..........................................   504,642  40,714,517
*   Taylor Morrison Home Corp., Class A..................   273,634   5,344,072
#   TEGNA, Inc...........................................   539,666   5,952,516
#*  Tempur Sealy International, Inc......................   114,095   5,575,823
    Tenneco, Inc.........................................   143,471   6,614,013
#*  Tesla, Inc...........................................    29,699   8,854,460
#   Texas Roadhouse, Inc.................................   132,920   8,352,693
    Thor Industries, Inc.................................   131,096  12,434,456
    Tiffany & Co.........................................   148,446  20,420,232
#   Tile Shop Holdings, Inc..............................   113,878     945,187
    Tilly's, Inc., Class A...............................     9,547     147,979
    TJX Cos., Inc. (The).................................   475,997  46,295,468
    Toll Brothers, Inc...................................   251,999   8,885,485

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES       VALUE+
                                                          --------- --------------
CONSUMER DISCRETIONARY -- (Continued)
*   TopBuild Corp........................................    69,175 $    5,138,319
    Tower International, Inc.............................    57,996      1,873,271
*   Town Sports International Holdings, Inc..............    20,795        224,586
    Townsquare Media, Inc., Class A......................    28,652        185,665
    Tractor Supply Co....................................   188,865     14,739,025
*   TravelCenters of America LLC.........................    14,440         67,146
#*  TRI Pointe Group, Inc................................   250,934      3,555,735
    Tribune Media Co., Class A...........................     3,527        119,389
#*  TripAdvisor, Inc.....................................   208,777     12,106,978
*   tronc, Inc...........................................    50,754        793,793
#*  Tuesday Morning Corp.................................    36,500        105,850
#   Tupperware Brands Corp...............................    91,580      3,361,902
#*  Turtle Beach Corp....................................    15,946        433,572
    Twenty-First Century Fox, Inc., Class A..............   628,795     28,295,775
    Twenty-First Century Fox, Inc., Class B..............   309,746     13,758,917
#*  Ulta Salon Cosmetics & Fragrance, Inc................    56,616     13,836,384
#*  Under Armour, Inc., Class A..........................   210,347      4,200,630
#*  Under Armour, Inc., Class C..........................   247,753      4,642,891
*   Unifi, Inc...........................................    28,794        868,715
#   Unique Fabricating, Inc..............................     4,774         39,624
#*  Universal Electronics, Inc...........................    29,638      1,035,848
*   Universal Technical Institute, Inc...................    55,794        181,331
#*  Urban One, Inc.......................................    22,088         47,489
#*  Urban Outfitters, Inc................................   267,944     11,896,714
*   US Auto Parts Network, Inc...........................    32,252         44,185
    Vail Resorts, Inc....................................    48,913     13,542,542
#*  Veoneer, Inc.........................................   111,526      5,832,810
#*  Vera Bradley, Inc....................................    97,904      1,301,144
    VF Corp..............................................   179,776     16,551,976
#   Viacom, Inc., Class A................................    15,801        543,554
    Viacom, Inc., Class B................................   594,588     17,272,781
*   Vince Holding Corp...................................     2,602         46,081
*   Vista Outdoor, Inc...................................   131,264      2,131,727
#*  Visteon Corp.........................................    82,900      9,705,932
#*  Vitamin Shoppe, Inc..................................    50,468        421,408
*   VOXX International Corp..............................    42,650        223,913
    Walt Disney Co. (The)................................ 1,319,802    149,876,715
#*  Wayfair, Inc., Class A...............................    97,035     10,559,349
*   Weight Watchers International, Inc...................   110,611      9,903,003
#   Wendy's Co. (The)....................................   736,689     12,287,973
    Weyco Group, Inc.....................................     9,274        323,199
#   Whirlpool Corp.......................................   131,827     17,282,520
#*  William Lyon Homes, Class A..........................    71,191      1,554,100
#   Williams-Sonoma, Inc.................................   243,326     14,232,138
#   Wingstop, Inc........................................    51,536      2,543,302
    Winmark Corp.........................................     6,666        981,235
#   Winnebago Industries, Inc............................    69,139      2,758,646
    Wolverine World Wide, Inc............................   179,001      6,333,055
#   World Wrestling Entertainment, Inc., Class A.........    71,222      5,634,372
    Wyndham Destinations, Inc............................   125,417      5,784,232
    Wyndham Hotels & Resorts, Inc........................   131,157      7,607,106
    Wynn Resorts, Ltd....................................    99,006     16,512,221
    Yum! Brands, Inc.....................................   230,851     18,304,176
*   ZAGG, Inc............................................    78,157      1,164,539
#*  Zumiez, Inc..........................................    70,634      1,599,860
                                                                    --------------
TOTAL CONSUMER DISCRETIONARY.............................            3,829,567,962
                                                                    --------------
CONSUMER STAPLES -- (5.6%)
#   Alico, Inc...........................................    17,503        560,096

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
CONSUMER STAPLES -- (Continued)
#*  Alliance One International, Inc......................    22,730 $    372,772
    Altria Group, Inc.................................... 1,416,780   83,136,650
    Andersons, Inc. (The)................................    66,980    2,361,045
    Archer-Daniels-Midland Co............................   327,099   15,785,798
*   Avon Products, Inc...................................   696,003    1,106,645
#   B&G Foods, Inc.......................................   152,098    4,775,877
#*  Boston Beer Co., Inc. (The), Class A.................    18,943    5,208,378
*   Bridgford Foods Corp.................................     3,001       41,114
    Brown-Forman Corp., Class A..........................    44,677    2,379,944
#   Brown-Forman Corp., Class B..........................   279,652   14,883,079
    Bunge, Ltd...........................................   115,211    7,964,536
#   Calavo Growers, Inc..................................    37,636    3,481,330
#*  Cal-Maine Foods, Inc.................................    94,445    4,250,025
#   Campbell Soup Co.....................................   288,418   11,796,296
#   Casey's General Stores, Inc..........................    78,780    8,616,956
*   CCA Industries, Inc..................................     3,400        9,350
#*  Central Garden & Pet Co..............................    25,073    1,082,401
*   Central Garden & Pet Co., Class A....................    84,127    3,375,175
#*  Chefs' Warehouse, Inc. (The).........................    66,165    1,783,147
#   Church & Dwight Co., Inc.............................   212,256   11,865,110
#   Clorox Co. (The).....................................   123,182   16,650,511
#   Coca-Cola Bottling Co. Consolidated..................    18,743    2,719,984
    Coca-Cola Co. (The).................................. 2,670,749  124,537,026
*   Coffee Holding Co., Inc..............................       300        1,635
    Colgate-Palmolive Co.................................   470,121   31,502,808
    Conagra Brands, Inc..................................   311,397   11,431,384
    Constellation Brands, Inc., Class A..................    88,409   18,586,224
    Constellation Brands, Inc., Class B..................     3,160      625,838
    Costco Wholesale Corp................................   310,004   67,800,975
#   Coty, Inc., Class A..................................   472,412    6,335,045
#*  Craft Brew Alliance, Inc.............................    33,711      667,478
*   Crimson Wine Group, Ltd..............................    15,327      142,541
*   Cyanotech Corp.......................................       800        2,920
*   Darling Ingredients, Inc.............................   272,984    5,484,249
#   Dean Foods Co........................................   225,617    2,215,559
#*  Edgewell Personal Care Co............................   120,734    6,502,733
#   Energizer Holdings, Inc..............................   100,590    6,405,571
    Estee Lauder Cos., Inc. (The), Class A...............   126,846   17,116,599
#*  Farmer Brothers Co...................................    36,176    1,043,678
#   Flowers Foods, Inc...................................   500,644   10,213,138
    Fresh Del Monte Produce, Inc.........................    84,630    3,072,069
#   General Mills, Inc...................................   377,579   17,391,289
#*  Hain Celestial Group, Inc. (The).....................   139,593    3,970,025
#*  Herbalife Nutrition, Ltd.............................   256,106   13,222,753
    Hershey Co. (The)....................................    86,560    8,501,058
#   Hormel Foods Corp....................................   405,748   14,594,756
#*  Hostess Brands, Inc..................................   215,641    3,021,130
    Ingles Markets, Inc., Class A........................    38,502    1,145,434
    Ingredion, Inc.......................................   142,382   14,423,297
#   Inter Parfums, Inc...................................    60,281    3,628,916
    J&J Snack Foods Corp.................................    27,447    3,978,717
#   JM Smucker Co. (The).................................   138,042   15,339,227
    John B. Sanfilippo & Son, Inc........................    20,863    1,603,739
#   Kellogg Co...........................................   154,484   10,972,999
    Keurig Dr Pepper, Inc................................   173,793    4,172,770
    Kimberly-Clark Corp..................................   247,690   28,201,983
#   Kraft Heinz Co. (The)................................   323,151   19,469,848
    Kroger Co. (The).....................................   858,613   24,899,777
    Lamb Weston Holdings, Inc............................   109,413    7,688,452

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
CONSUMER STAPLES -- (Continued)
    Lancaster Colony Corp................................    53,444 $  7,750,983
*   Landec Corp..........................................    56,375      789,250
*   Lifevantage Corp.....................................     9,964       96,252
*   Lifeway Foods, Inc...................................    13,678       50,882
    Limoneira Co.........................................    26,762      729,532
    Mannatech, Inc.......................................     1,435       28,485
#   McCormick & Co., Inc.................................     4,298      504,069
#   McCormick & Co., Inc. Non-Voting.....................    95,765   11,256,218
    Medifast, Inc........................................    37,846    6,497,401
#   MGP Ingredients, Inc.................................    41,925    3,440,785
    Molson Coors Brewing Co., Class A....................     1,162       77,854
    Molson Coors Brewing Co., Class B....................   235,172   15,756,524
    Mondelez International, Inc., Class A................   548,310   23,785,688
*   Monster Beverage Corp................................   212,304   12,742,486
#*  National Beverage Corp...............................    41,682    4,397,868
*   Natural Alternatives International, Inc..............     7,941       80,601
#*  Natural Grocers by Vitamin Cottage, Inc..............    46,169      612,663
    Natural Health Trends Corp...........................    13,193      314,917
*   Nature's Sunshine Products, Inc......................    12,838      101,420
    Nu Skin Enterprises, Inc., Class A...................   130,288    9,491,481
    Ocean Bio-Chem, Inc..................................     3,050       10,767
    Oil-Dri Corp. of America.............................     8,137      344,683
#*  Orchids Paper Products Co............................     6,335       31,865
    PepsiCo, Inc......................................... 1,085,193  124,797,195
*   Performance Food Group Co............................   245,152    8,788,699
    Philip Morris International, Inc.....................   761,282   65,698,637
*   Pilgrim's Pride Corp.................................   214,493    3,822,265
    Pinnacle Foods, Inc..................................   181,336   12,044,337
#*  Post Holdings, Inc...................................   183,797   15,909,468
#   PriceSmart, Inc......................................    58,502    4,782,538
*   Primo Water Corp.....................................    49,722      872,621
    Procter & Gamble Co. (The)........................... 1,330,619  107,620,465
#*  Revlon, Inc., Class A................................    51,808      808,205
#*  Rite Aid Corp........................................ 1,077,175    2,165,122
    Rocky Mountain Chocolate Factory, Inc................     5,266       54,082
*   S&W Seed Co..........................................    25,674       79,589
#   Sanderson Farms, Inc.................................    64,495    6,503,031
    Seaboard Corp........................................       550    2,000,900
*   Seneca Foods Corp., Class A..........................    14,987      403,900
*   Seneca Foods Corp., Class B..........................     1,493       42,065
    SpartanNash Co.......................................    79,684    1,909,229
*   Spectrum Brands Holdings, Inc........................   148,350   12,961,339
#*  Sprouts Farmers Market, Inc..........................   271,894    5,843,002
#*  SUPERVALU, Inc.......................................   101,356    3,275,826
    Sysco Corp...........................................   347,286   23,341,092
#   Tootsie Roll Industries, Inc.........................    33,637    1,005,746
#*  TreeHouse Foods, Inc.................................   126,174    5,992,003
    Tyson Foods, Inc., Class A...........................   231,697   13,357,332
#*  United Natural Foods, Inc............................   118,078    3,802,112
    United-Guardian, Inc.................................     1,741       32,209
    Universal Corp.......................................    58,667    4,053,890
*   US Foods Holding Corp................................   403,096   13,628,676
*   USANA Health Sciences, Inc...........................    60,574    8,010,911
#   Vector Group, Ltd....................................   240,994    4,446,339
#*  Veru, Inc............................................    32,722       63,153
#   Village Super Market, Inc., Class A..................    15,434      415,638
    Walgreens Boots Alliance, Inc........................   489,474   33,098,232
    Walmart, Inc......................................... 1,333,978  119,030,857
#   WD-40 Co.............................................    23,643    3,786,426

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES       VALUE+
                                                          --------- --------------
CONSUMER STAPLES -- (Continued)
#   Weis Markets, Inc....................................    56,689 $    2,898,509
                                                                    --------------
TOTAL CONSUMER STAPLES...................................            1,430,358,173
                                                                    --------------
ENERGY -- (5.6%)
*   Abraxas Petroleum Corp...............................    87,602        227,765
    Adams Resources & Energy, Inc........................     3,234        129,360
    Anadarko Petroleum Corp..............................   299,518     21,909,742
    Andeavor.............................................   218,141     32,734,238
#*  Antero Resources Corp................................   435,104      8,937,036
#   Apache Corp..........................................   607,998     27,967,908
*   Apergy Corp..........................................   110,373      4,525,293
#   Arch Coal, Inc., Class A.............................    60,718      5,136,136
    Archrock, Inc........................................   237,833      3,246,420
*   Ardmore Shipping Corp................................     9,180         61,965
*   Aspen Aerogels, Inc..................................    34,067        173,060
#   Baker Hughes a GE Co.................................   193,193      6,680,614
*   Barnwell Industries, Inc.............................     4,663          9,513
*   Basic Energy Services, Inc...........................    65,851        742,799
#*  Bonanza Creek Energy, Inc............................    44,801      1,666,597
#   Bristow Group, Inc...................................    90,711      1,268,140
    Cabot Oil & Gas Corp.................................   245,285      5,764,197
#*  California Resources Corp............................     3,068        111,706
#*  Callon Petroleum Co..................................   504,491      5,428,323
#*  CARBO Ceramics, Inc..................................    22,288        207,947
#*  Carrizo Oil & Gas, Inc...............................   219,236      6,178,070
#*  Centennial Resource Development, Inc., Class A.......   406,898      7,307,888
    Cheniere Energy Partners L.P. Holdings LLC...........    56,655      1,740,442
*   Cheniere Energy, Inc.................................   152,325      9,672,637
#*  Chesapeake Energy Corp............................... 1,259,329      5,944,033
    Chevron Corp......................................... 1,161,601    146,675,358
#   Cimarex Energy Co....................................    81,784      8,063,902
*   Clean Energy Fuels Corp..............................   415,975      1,185,529
#*  Cloud Peak Energy, Inc...............................   184,263        480,926
#*  CNX Resources Corp...................................   362,358      5,899,188
#*  Concho Resources, Inc................................   274,367     40,016,427
    ConocoPhillips.......................................   632,241     45,628,833
*   CONSOL Energy, Inc...................................    56,632      2,357,590
*   Contango Oil & Gas Co................................    46,887        263,036
#*  Continental Resources, Inc...........................   195,016     12,455,672
#   Core Laboratories NV.................................    69,389      7,779,895
#   CVR Energy, Inc......................................    84,449      3,318,001
*   Dawson Geophysical Co................................    39,460        308,183
#   Delek US Holdings, Inc...............................   177,461      9,462,221
#*  Denbury Resources, Inc............................... 1,097,925      4,951,642
    Devon Energy Corp....................................   592,153     26,652,807
#   DHT Holdings, Inc....................................   151,320        643,110
#*  Diamond Offshore Drilling, Inc.......................   185,394      3,559,565
#   Diamondback Energy, Inc..............................    80,384     10,606,669
*   Dorian LPG, Ltd......................................    19,819        168,461
#*  Dril-Quip, Inc.......................................    88,989      4,587,383
#*  Earthstone Energy, Inc., Class A.....................    37,651        366,721
#*  Eclipse Resources Corp...............................     5,937          9,559
*   Energen Corp.........................................   168,312     12,485,384
    EnLink Midstream LLC.................................   211,546      3,374,159
#   Ensco P.L.C., Class A................................   962,509      7,151,442
    EOG Resources, Inc...................................   281,318     36,273,143
#*  EP Energy Corp., Class A.............................    38,800         83,420
    EQT Corp.............................................   204,419     10,155,536
*   Era Group, Inc.......................................    46,346        654,869

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
ENERGY -- (Continued)
    Evolution Petroleum Corp.............................    29,379 $    315,824
*   Exterran Corp........................................    77,659    2,152,707
#*  Extraction Oil & Gas, Inc............................    87,846    1,328,232
    Exxon Mobil Corp..................................... 2,797,473  228,022,024
#*  Forum Energy Technologies, Inc.......................   241,006    3,169,229
#   Frank's International NV.............................   112,371      947,288
#   GasLog, Ltd..........................................   101,710    1,713,813
*   Geospace Technologies Corp...........................    24,656      346,910
#*  Goodrich Petroleum Corp..............................    11,093      139,883
#   Green Plains, Inc....................................   113,318    1,881,079
    Gulf Island Fabrication, Inc.........................    25,756      233,092
#*  Gulfport Energy Corp.................................   405,989    4,672,933
#*  Halcon Resources Corp................................   184,560      721,630
    Hallador Energy Co...................................     8,602       60,300
    Halliburton Co.......................................   387,497   16,437,623
#*  Helix Energy Solutions Group, Inc....................   332,479    3,328,115
#   Helmerich & Payne, Inc...............................   126,617    7,767,953
#   Hess Corp............................................   190,808   12,522,729
#*  HighPoint Resources Corp.............................   317,667    2,077,542
    HollyFrontier Corp...................................   345,214   25,746,060
*   Hornbeck Offshore Services, Inc......................    38,647      183,960
*   Independence Contract Drilling, Inc..................    31,818      128,227
#*  International Seaways, Inc...........................    49,575    1,079,248
*   ION Geophysical Corp.................................    24,739      633,318
#*  Keane Group, Inc.....................................    58,987      832,307
*   Key Energy Services, Inc.............................     1,436       24,067
    Kinder Morgan, Inc................................... 1,075,278   19,118,443
#*  Kosmos Energy, Ltd...................................   816,064    6,185,765
#*  Laredo Petroleum, Inc................................   599,507    5,587,405
#*  Lonestar Resources US, Inc., Class A.................    15,073      138,672
#*  Mammoth Energy Services, Inc.........................    19,297      718,234
    Marathon Oil Corp....................................   859,274   18,147,867
    Marathon Petroleum Corp..............................   428,470   34,633,230
#*  Matador Resources Co.................................   257,093    8,612,615
*   Matrix Service Co....................................    61,721    1,231,334
#*  McDermott International, Inc.........................   290,301    5,228,321
*   Mexco Energy Corp....................................       684        3,933
*   Midstates Petroleum Co., Inc.........................     2,287       29,983
*   Mitcham Industries, Inc..............................    11,460       44,236
#   Murphy Oil Corp......................................   393,885   13,100,615
#   Nabors Industries, Ltd...............................   835,909    4,998,736
    NACCO Industries, Inc., Class A......................    10,537      347,721
#   National Oilwell Varco, Inc..........................   268,328   13,046,107
*   Natural Gas Services Group, Inc......................    14,512      320,715
*   NCS Multistage Holdings, Inc.........................     1,906       30,229
*   Newfield Exploration Co..............................   491,145   14,105,684
#*  Newpark Resources, Inc...............................   201,747    2,229,304
#*  Noble Corp. P.L.C....................................   585,069    3,416,803
#   Noble Energy, Inc....................................   481,156   17,364,920
#   Nordic American Offshore, Ltd........................     1,464        1,610
    Nordic American Tankers, Ltd.........................    29,510       66,398
#*  Northern Oil and Gas, Inc............................    60,831      226,291
#*  Nuverra Environmental Solutions, Inc.................       508        6,045
#*  Oasis Petroleum, Inc.................................   577,723    7,059,775
    Occidental Petroleum Corp............................   544,549   45,703,998
#   Oceaneering International, Inc.......................   220,678    6,037,750
#*  Oil States International, Inc........................   132,083    4,609,697
    ONEOK, Inc...........................................   192,499   13,559,630
*   Overseas Shipholding Group, Inc., Class A............    47,976      172,714

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                          ------- --------------
ENERGY -- (Continued)
#*  Pacific Ethanol, Inc.................................  31,821 $       93,076
    Panhandle Oil and Gas, Inc., Class A.................  28,121        573,668
*   Par Pacific Holdings, Inc............................  90,316      1,581,433
#*  Parker Drilling Co...................................  12,700         58,419
*   Parsley Energy, Inc., Class A........................ 208,116      6,541,086
    Patterson-UTI Energy, Inc............................ 396,093      6,812,800
    PBF Energy, Inc., Class A............................ 267,990     12,515,133
#*  PDC Energy, Inc...................................... 126,760      7,983,345
    Peabody Energy Corp.................................. 295,065     12,537,312
#*  Penn Virginia Corp...................................  13,044      1,102,479
*   PHI, Inc.............................................   2,247         19,998
*   PHI, Inc. Non-Voting.................................  24,158        200,753
    Phillips 66.......................................... 201,088     24,802,194
*   Pioneer Energy Services Corp......................... 202,387        667,877
    Pioneer Natural Resources Co.........................  75,633     14,315,058
#*  Profire Energy, Inc..................................  14,618         50,871
#*  ProPetro Holding Corp................................ 181,112      2,977,481
*   QEP Resources, Inc................................... 543,567      5,647,661
#   Range Resources Corp................................. 345,053      5,324,168
#*  Renewable Energy Group, Inc..........................  98,363      1,677,089
#*  REX American Resources Corp..........................   8,700        669,900
*   RigNet, Inc..........................................  24,026        295,520
#*  Ring Energy, Inc..................................... 128,562      1,589,026
#*  Rowan Cos. P.L.C., Class A........................... 288,894      4,183,185
#   RPC, Inc............................................. 303,539      4,492,377
    Schlumberger, Ltd.................................... 551,423     37,232,081
#   Scorpio Tankers, Inc................................. 928,811      1,996,944
*   SEACOR Holdings, Inc.................................  42,854      2,261,406
#*  SEACOR Marine Holdings, Inc..........................  49,135      1,243,115
#*  Select Energy Services, Inc., Class A................ 103,024      1,574,207
#   SemGroup Corp., Class A.............................. 176,659      4,442,974
#   Ship Finance International, Ltd...................... 141,214      2,054,664
    SM Energy Co......................................... 260,976      7,179,450
#*  Southwestern Energy Co............................... 813,898      4,183,436
#*  SRC Energy, Inc...................................... 604,045      6,837,789
*   Superior Drilling Products, Inc......................   5,561         10,065
*   Superior Energy Services, Inc........................ 339,867      3,344,291
*   Talos Energy, Inc....................................  28,315      1,051,619
#   Targa Resources Corp................................. 169,094      8,635,631
    TechnipFMC P.L.C..................................... 314,330     10,231,441
#   Teekay Corp.......................................... 100,937        703,531
#   Teekay Tankers, Ltd., Class A........................  40,073         38,009
*   TETRA Technologies, Inc.............................. 333,499      1,437,381
#*  Tidewater, Inc.......................................   1,831         62,858
#*  Transocean, Ltd...................................... 763,592      9,827,429
#*  Ultra Petroleum Corp................................. 210,351        372,321
*   Unit Corp............................................ 119,428      2,973,757
#   US Silica Holdings, Inc.............................. 176,559      4,760,031
#*  VAALCO Energy, Inc...................................  10,350         31,464
    Valero Energy Corp................................... 335,799     39,741,812
#*  W&T Offshore, Inc.................................... 282,411      1,959,932
#*  Whiting Petroleum Corp............................... 232,029     11,520,240
#*  WildHorse Resource Development Corp.................. 125,178      2,745,154
    Williams Cos., Inc. (The)............................ 466,866     13,889,263
    World Fuel Services Corp............................. 148,419      4,130,501
#*  WPX Energy, Inc...................................... 675,937     12,687,337
                                                                  --------------
TOTAL ENERGY.............................................          1,441,813,375
                                                                  --------------

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
FINANCIALS -- (14.5%)
*   1347 Property Insurance Holdings, Inc................     1,369 $      9,788
#   1st Constitution Bancorp.............................     9,696      215,736
    1st Source Corp......................................    55,992    3,166,908
#   Access National Corp.................................    16,342      453,981
    ACNB Corp............................................     4,366      149,754
    Affiliated Managers Group, Inc.......................    66,804   10,689,308
    Aflac, Inc...........................................   482,519   22,456,434
    Alleghany Corp.......................................    13,054    8,214,491
*   Allegiance Bancshares, Inc...........................     2,259      101,542
    Allstate Corp. (The).................................   231,917   22,059,945
    Ally Financial, Inc..................................   690,434   18,476,014
    A-Mark Precious Metals, Inc..........................     8,896      118,762
*   Ambac Financial Group, Inc...........................    25,628      523,324
    American Equity Investment Life Holding Co...........   190,721    6,814,461
    American Express Co..................................   625,797   62,279,317
    American Financial Group, Inc........................   117,202   13,207,493
    American International Group, Inc....................   525,965   29,038,528
    American National Bankshares, Inc....................    16,840      678,652
    American National Insurance Co.......................    27,596    3,559,608
    American River Bankshares............................     8,283      129,629
    Ameriprise Financial, Inc............................   143,709   20,934,090
    Ameris Bancorp.......................................    76,534    3,566,484
    AMERISAFE, Inc.......................................    43,467    2,729,728
    AmeriServ Financial, Inc.............................     8,436       36,697
#   Ames National Corp...................................     7,512      236,252
#   AmTrust Financial Services, Inc......................   335,644    4,860,125
    Aon P.L.C............................................   149,536   21,465,893
#*  Arch Capital Group, Ltd..............................   307,899    9,409,393
    Ares Management L.P..................................    13,753      293,627
    Argo Group International Holdings, Ltd...............    75,102    4,697,630
    Arrow Financial Corp.................................    25,649      992,616
    Arthur J Gallagher & Co..............................   173,107   12,351,184
#   Artisan Partners Asset Management, Inc., Class A.....    92,554    3,188,485
    Aspen Insurance Holdings, Ltd........................   134,565    5,443,154
    Associated Banc-Corp.................................   276,995    7,478,865
#   Associated Capital Group, Inc., Class A..............       500       18,625
    Assurant, Inc........................................   110,847   12,226,424
    Assured Guaranty, Ltd................................   240,535    9,361,622
    Asta Funding, Inc....................................     1,215        3,767
*   Athene Holding, Ltd., Class A........................   163,697    7,508,781
    Atlantic American Corp...............................     2,737        6,979
*   Atlantic Capital Bancshares, Inc.....................    25,900      462,315
#*  Atlanticus Holdings Corp.............................    14,132       32,504
*   Atlas Financial Holdings, Inc........................     3,912       33,056
#   Auburn National Bancorporation, Inc..................       585       28,367
    Axis Capital Holdings, Ltd...........................   136,109    7,698,325
#   Banc of California, Inc..............................    90,222    1,804,440
    BancFirst Corp.......................................    63,148    3,921,491
    Bancorp 34, Inc......................................     1,370       21,372
    Bancorp of New Jersey, Inc...........................     1,476       25,240
*   Bancorp, Inc. (The)..................................   145,534    1,413,135
    BancorpSouth Bank....................................   159,590    5,250,511
    Bank of America Corp................................. 5,928,634  183,076,218
    Bank of Commerce Holdings............................    12,125      151,562
#   Bank of Hawaii Corp..................................    82,694    6,656,040
    Bank of Marin Bancorp................................     1,986      176,456
    Bank of New York Mellon Corp. (The)..................   655,453   35,047,072
    Bank of NT Butterfield & Son, Ltd. (The).............   122,550    6,061,323
    Bank of South Carolina Corp..........................     5,261      107,587

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
FINANCIALS -- (Continued)
#   Bank OZK.............................................   257,750 $ 10,541,975
    BankFinancial Corp...................................    26,449      442,756
    BankUnited, Inc......................................   188,455    7,323,361
    Bankwell Financial Group, Inc........................       322       10,465
    Banner Corp..........................................    72,651    4,574,833
    Bar Harbor Bankshares................................    10,924      316,468
*   Baycom Corp..........................................       900       21,834
#   BB&T Corp............................................   434,193   22,061,346
    BCB Bancorp, Inc.....................................     7,133      106,282
#   Beneficial Bancorp, Inc..............................   165,467    2,688,839
*   Berkshire Bancorp, Inc...............................     1,000       13,050
*   Berkshire Hathaway, Inc., Class B.................... 1,192,385  235,937,220
#   Berkshire Hills Bancorp, Inc.........................   104,558    4,245,055
    BGC Partners, Inc., Class A..........................   647,989    6,959,402
    BlackRock, Inc.......................................    61,408   30,873,486
*   Blucora, Inc.........................................    54,213    1,883,902
#   Blue Capital Reinsurance Holdings, Ltd...............    11,797      131,537
#   Blue Hills Bancorp, Inc..............................     9,244      202,444
#*  BofI Holding, Inc....................................   141,091    5,505,371
    BOK Financial Corp...................................    81,720    7,953,808
    Boston Private Financial Holdings, Inc...............   223,702    3,221,309
    Bridge Bancorp, Inc..................................    16,477      589,877
*   Brighthouse Financial, Inc...........................   122,389    5,315,354
    BrightSphere Investment Group P.L.C..................   204,055    2,907,784
#   Brookline Bancorp, Inc...............................   184,809    3,363,524
    Brown & Brown, Inc...................................   438,271   12,823,809
*   Brunswick Bancorp....................................        40          360
    Bryn Mawr Bank Corp..................................    44,646    2,180,957
*   BSB Bancorp, Inc.....................................     1,012       34,104
    C&F Financial Corp...................................     2,239      139,937
    Camden National Corp.................................    32,664    1,505,810
*   Cannae Holdings, Inc.................................   157,110    2,867,257
    Capital City Bank Group, Inc.........................    16,780      406,412
    Capital One Financial Corp...........................   298,586   28,162,632
#   Capitol Federal Financial, Inc.......................   309,646    4,047,073
    Carolina Financial Corp..............................    37,448    1,563,454
#   Cathay General Bancorp...............................   135,927    5,653,204
    Cboe Global Markets, Inc.............................    92,718    9,005,699
    CenterState Banks Corp...............................   189,157    5,249,107
    Central Pacific Financial Corp.......................    40,190    1,107,636
    Central Valley Community Bancorp.....................     1,439       30,924
    Century Bancorp, Inc., Class A.......................     7,876      609,209
    Charles Schwab Corp. (The)...........................   551,602   28,164,798
    Charter Financial Corp...............................    10,435      235,727
#   Chemical Financial Corp..............................   114,472    6,502,010
    Chemung Financial Corp...............................     2,280      102,509
    Chubb, Ltd...........................................   256,701   35,866,264
    Cincinnati Financial Corp............................   118,249    8,943,172
    CIT Group, Inc.......................................   176,247    9,328,754
    Citigroup, Inc....................................... 1,434,480  103,124,767
    Citizens & Northern Corp.............................     5,660      153,273
    Citizens Community Bancorp, Inc......................     7,031       98,434
    Citizens Financial Group, Inc........................   332,964   13,245,308
#   Citizens First Corp..................................     3,200       83,360
    Citizens Holding Co..................................       772       17,795
#*  Citizens, Inc........................................    39,312      310,958
#   City Holding Co......................................    29,808    2,398,948
#   Civista Bancshares, Inc..............................     1,000       24,730
    CME Group, Inc.......................................   151,962   24,180,193

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
    CNA Financial Corp...................................  61,389 $ 2,871,777
    CNB Financial Corp...................................  26,284     815,067
    CNO Financial Group, Inc............................. 184,317   3,750,851
#*  Coastway Bancorp, Inc................................     600      16,620
    CoBiz Financial, Inc.................................  93,879   2,055,950
    Codorus Valley Bancorp, Inc..........................   2,037      63,616
#   Cohen & Steers, Inc.................................. 148,023   6,200,683
    Colony Bankcorp, Inc.................................   1,337      22,127
#   Columbia Banking System, Inc......................... 162,110   6,635,162
    Comerica, Inc........................................ 205,034  19,875,996
#   Commerce Bancshares, Inc............................. 197,882  13,218,518
    Commercial National Financial Corp...................     847      19,608
#   Community Bank System, Inc........................... 127,180   8,044,135
#*  Community Bankers Trust Corp.........................  32,863     312,198
    Community Financial Corp. (The)......................   5,665     196,972
    Community Trust Bancorp, Inc.........................  39,856   1,945,969
    Community West Bancshares............................   1,844      22,220
    ConnectOne Bancorp, Inc..............................  68,447   1,697,486
#*  Consumer Portfolio Services, Inc.....................  56,340     188,739
#   County Bancorp, Inc..................................   6,317     167,021
#*  Cowen, Inc...........................................  33,497     525,903
#   Crawford & Co., Class A..............................  66,921     567,490
    Crawford & Co., Class B..............................  50,315     428,684
#*  Credit Acceptance Corp...............................  39,061  14,983,800
    Cullen/Frost Bankers, Inc............................  97,374  10,758,853
*   Customers Bancorp, Inc...............................  82,759   2,107,872
#   CVB Financial Corp................................... 243,472   5,823,850
    Diamond Hill Investment Group, Inc...................   8,330   1,597,194
#   Dime Community Bancshares, Inc.......................  89,237   1,534,876
    Discover Financial Services.......................... 316,980  22,635,542
    DNB Financial Corp...................................   5,034     169,646
    Donegal Group, Inc., Class A.........................  44,302     647,252
    Donegal Group, Inc., Class B.........................   2,147      27,482
*   Donnelley Financial Solutions, Inc...................  93,361   1,941,909
*   E*TRADE Financial Corp............................... 305,652  18,281,046
    Eagle Bancorp Montana, Inc...........................   9,395     178,975
*   Eagle Bancorp, Inc...................................  73,312   3,962,514
    East West Bancorp, Inc............................... 198,427  12,846,164
    Eaton Vance Corp..................................... 259,085  13,765,186
#*  eHealth, Inc.........................................  28,370     673,504
#   Elmira Savings Bank..................................   3,961      80,804
    EMC Insurance Group, Inc.............................  20,647     552,720
    Employers Holdings, Inc..............................  85,198   3,957,447
#*  Encore Capital Group, Inc............................  66,344   2,395,018
*   Enova International, Inc............................. 115,389   3,577,059
*   Enstar Group, Ltd....................................  26,644   5,760,433
*   Entegra Financial Corp...............................   3,051      88,937
    Enterprise Bancorp, Inc..............................   5,355     203,436
    Enterprise Financial Services Corp...................  57,525   3,235,781
*   Equity Bancshares, Inc., Class A.....................  13,755     557,077
#   Erie Indemnity Co., Class A..........................  60,136   7,471,297
    ESSA Bancorp, Inc....................................   9,594     150,626
*   Essent Group, Ltd.................................... 161,779   6,212,314
    Evans Bancorp, Inc...................................   7,169     335,868
    Evercore, Inc., Class A.............................. 122,133  13,801,029
    Everest Re Group, Ltd................................  43,203   9,433,375
#*  EZCORP, Inc., Class A................................ 120,118   1,375,351
#   FactSet Research Systems, Inc........................  40,874   8,230,389
    Farmers & Merchants Bancorp, Inc.....................     650      30,316

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
    Farmers Capital Bank Corp............................   6,137 $   345,513
    Farmers National Banc Corp...........................   9,718     155,245
    Fauquier Bankshares, Inc.............................     100       2,180
    FB Financial Corp....................................  51,260   2,181,626
    FBL Financial Group, Inc., Class A...................  36,202   2,957,703
*   FCB Financial Holdings, Inc., Class A................ 113,582   5,792,682
    Federal Agricultural Mortgage Corp., Class A.........   1,374     117,010
    Federal Agricultural Mortgage Corp., Class C.........  20,243   1,908,712
#   Federated Investors, Inc., Class B................... 278,242   6,733,456
    FedNat Holding Co....................................  36,099     841,107
    Fidelity National Financial, Inc..................... 318,778  12,910,509
    Fidelity Southern Corp...............................  62,903   1,505,269
    Fifth Third Bancorp.................................. 760,914  22,515,445
    Financial Institutions, Inc..........................  41,909   1,328,515
    First American Financial Corp........................ 214,864  12,032,384
    First Bancorp........................................  68,671   2,844,353
*   First BanCorp........................................ 479,927   3,945,000
    First Bancorp of Indiana, Inc........................      96       1,886
    First Bancorp, Inc...................................  11,156     340,258
*   First Bancshares, Inc................................     200       3,200
    First Bancshares, Inc. (The).........................   2,479      95,565
    First Bank...........................................   1,300      18,395
    First Busey Corp..................................... 116,739   3,702,961
    First Business Financial Services, Inc...............   3,614      85,869
    First Capital, Inc...................................     500      19,035
    First Citizens BancShares, Inc., Class A.............  21,054   8,565,188
#   First Commonwealth Financial Corp.................... 249,865   4,215,223
    First Community Bancshares, Inc......................  34,005   1,106,183
#   First Community Corp.................................   8,335     206,291
    First Connecticut Bancorp, Inc.......................   5,745     178,669
    First Defiance Financial Corp........................  32,198   1,035,488
    First Financial Bancorp.............................. 233,511   7,087,059
#   First Financial Bankshares, Inc......................  91,082   5,155,241
    First Financial Corp.................................  10,547     542,116
    First Financial Northwest, Inc.......................  14,137     249,659
*   First Foundation, Inc................................  27,138     426,609
    First Hawaiian, Inc.................................. 177,102   5,004,903
#   First Horizon National Corp.......................... 568,449  10,169,553
    First Internet Bancorp...............................   8,337     265,117
    First Interstate BancSystem, Inc., Class A...........  86,841   3,747,189
    First Merchants Corp................................. 127,874   6,035,653
    First Mid-Illinois Bancshares, Inc...................   3,597     144,995
    First Midwest Bancorp, Inc........................... 244,980   6,533,617
*   First Northwest Bancorp..............................   3,277      53,022
    First of Long Island Corp. (The).....................   8,633     188,199
#   First Republic Bank.................................. 152,439  15,070,120
#   First Savings Financial Group, Inc...................     344      23,822
    First United Corp....................................  11,701     218,809
    First US Bancshares, Inc.............................   2,900      32,509
    FirstCash, Inc....................................... 100,097   8,127,876
*   Flagstar Bancorp, Inc................................ 129,106   4,396,059
    Flushing Financial Corp..............................  65,352   1,639,028
#   FNB Corp............................................. 525,072   6,736,674
#*  Franklin Financial Network, Inc......................  24,099     943,476
    Franklin Resources, Inc.............................. 231,727   7,952,871
    FS Bancorp, Inc......................................   1,874     115,007
    Fulton Financial Corp................................ 386,777   6,710,581
#   GAIN Capital Holdings, Inc...........................  69,790     475,270
    GAINSCO, Inc.........................................     513      11,543

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
    GAMCO Investors, Inc., Class A.......................    15,520 $   380,085
*   Genworth Financial, Inc., Class A....................   554,579   2,551,063
#   German American Bancorp, Inc.........................    44,467   1,629,271
#   Glacier Bancorp, Inc.................................   158,147   6,752,877
    Global Indemnity, Ltd................................    19,910     811,332
    Goldman Sachs Group, Inc. (The)......................   216,265  51,347,799
*   Great Elm Capital Group, Inc.........................    25,479      82,807
    Great Southern Bancorp, Inc..........................    32,348   1,910,149
    Great Western Bancorp, Inc...........................   132,496   5,544,958
    Green Bancorp, Inc...................................    70,841   1,721,436
*   Green Dot Corp., Class A.............................   119,408   9,471,443
#   Greenhill & Co., Inc.................................    62,640   2,048,328
#*  Greenlight Capital Re, Ltd., Class A.................    76,204   1,112,578
    Guaranty Bancorp.....................................    51,777   1,555,899
    Guaranty Federal Bancshares, Inc.....................       909      22,634
*   Hallmark Financial Services, Inc.....................    16,543     174,694
*   Hamilton Bancorp, Inc................................     1,300      18,915
#   Hamilton Lane, Inc., Class A.........................    22,756   1,114,361
    Hancock Whitney Corp.................................   153,962   7,736,590
    Hanmi Financial Corp.................................    86,479   2,166,299
    Hanover Insurance Group, Inc. (The)..................    70,051   8,785,796
*   HarborOne Bancorp, Inc...............................     2,956      54,243
    Harleysville Financial Corp..........................     1,916      47,528
    Hartford Financial Services Group, Inc. (The)........   364,322  19,199,769
    Hawthorn Bancshares, Inc.............................     3,242      70,514
#   HCI Group, Inc.......................................    21,758     931,025
#   Heartland Financial USA, Inc.........................    63,632   3,738,380
#   Hennessy Advisors, Inc...............................    13,944     218,224
    Heritage Commerce Corp...............................   101,075   1,539,372
    Heritage Financial Corp..............................    80,645   2,826,607
#   Heritage Insurance Holdings, Inc.....................    28,530     489,860
#   Hilltop Holdings, Inc................................   177,004   3,681,683
    Hingham Institution for Savings......................       458     101,250
*   HMN Financial, Inc...................................     2,140      44,405
    Home Bancorp, Inc....................................     8,001     364,766
#   Home BancShares, Inc.................................   340,401   7,893,899
*   HomeStreet, Inc......................................    50,176   1,485,210
*   HomeTrust Bancshares, Inc............................       761      22,145
#   Hope Bancorp, Inc....................................   314,041   5,269,608
    HopFed Bancorp, Inc..................................     4,711      77,496
    Horace Mann Educators Corp...........................    93,510   4,086,387
    Horizon Bancorp, inc.................................    47,017     987,827
    Houlihan Lokey, Inc..................................    56,137   2,759,695
#*  Howard Bancorp, Inc..................................     6,621     106,598
    Huntington Bancshares, Inc........................... 1,084,665  16,747,228
    IBERIABANK Corp......................................    87,670   7,285,377
    Independence Holding Co..............................     2,687      93,373
    Independent Bank Corp................................    53,303   4,711,985
    Independent Bank Corp................................    43,013   1,053,818
#   Independent Bank Group, Inc..........................    63,574   4,265,815
    Interactive Brokers Group, Inc., Class A.............   187,946  11,250,448
    Intercontinental Exchange, Inc.......................   295,026  21,805,372
    International Bancshares Corp........................   148,121   6,583,978
*   INTL. FCStone, Inc...................................    34,586   1,853,464
    Invesco, Ltd.........................................   435,511  11,754,442
    Investar Holding Corp................................       616      16,509
#   Investment Technology Group, Inc.....................    58,132   1,287,624
    Investors Bancorp, Inc...............................   496,062   6,210,696
    Investors Title Co...................................     1,672     320,021

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
FINANCIALS -- (Continued)
    James River Group Holdings, Ltd......................    66,454 $  2,750,531
#   Janus Henderson Group P.L.C..........................   263,590    8,579,854
    Jefferies Financial Group, Inc.......................   286,351    6,944,012
    JPMorgan Chase & Co.................................. 2,314,893  266,096,950
    Kearny Financial Corp................................   226,848    3,255,269
    Kemper Corp..........................................   117,886    9,407,303
    Kentucky First Federal Bancorp.......................       936        7,816
    KeyCorp..............................................   689,684   14,393,705
    Kingstone Cos., Inc..................................    13,089      214,005
#   Kinsale Capital Group, Inc...........................    15,402      912,183
    Ladenburg Thalmann Financial Services, Inc...........    23,786       80,635
    Lake Shore Bancorp, Inc..............................       125        2,150
    Lakeland Bancorp, Inc................................   107,807    2,091,456
#   Lakeland Financial Corp..............................    51,149    2,480,215
    Landmark Bancorp, Inc................................     2,652       75,105
    Lazard, Ltd., Class A................................   138,184    7,503,391
    LCNB Corp............................................    17,575      326,895
#   LegacyTexas Financial Group, Inc.....................   108,323    4,747,797
    Legg Mason, Inc......................................   150,141    5,124,312
#*  LendingClub Corp.....................................   916,067    3,774,196
#*  LendingTree, Inc.....................................    14,103    3,367,796
    Lincoln National Corp................................   166,697   11,352,066
#   Live Oak Bancshares, Inc.............................    39,418    1,121,442
    Loews Corp...........................................   241,034   12,239,707
    LPL Financial Holdings, Inc..........................   255,096   16,910,314
    M&T Bank Corp........................................    86,064   14,919,194
    Macatawa Bank Corp...................................    51,016      625,966
    Mackinac Financial Corp..............................    15,022      247,863
*   Magyar Bancorp, Inc..................................       211        2,711
    Maiden Holdings, Ltd.................................   230,755    2,007,568
*   Malvern Bancorp, Inc.................................     6,076      150,381
#   Manning & Napier, Inc................................    13,893       42,374
*   Markel Corp..........................................     9,036   10,572,120
#   MarketAxess Holdings, Inc............................    41,597    8,060,251
    Marlin Business Services Corp........................    24,496      754,477
    Marsh & McLennan Cos., Inc...........................   301,142   25,103,197
    MB Financial, Inc....................................   136,060    6,592,107
#*  MBIA, Inc............................................   296,282    3,036,890
    MBT Financial Corp...................................    37,339      425,665
    Mercantile Bank Corp.................................    15,718      558,303
#   Mercury General Corp.................................   124,479    6,401,955
    Meridian Bancorp, Inc................................   128,169    2,345,493
#   Meta Financial Group, Inc............................    23,460    2,098,497
    MetLife, Inc.........................................   489,286   22,379,942
*   MGIC Investment Corp.................................   174,562    2,178,534
#   Mid Penn Bancorp, Inc................................       997       32,702
    Middlefield Banc Corp................................     2,564      129,995
    Midland States Bancorp, Inc..........................     4,767      160,553
#   MidSouth Bancorp, Inc................................    14,452      204,496
    MidWestOne Financial Group, Inc......................     5,601      180,128
*   MMA Capital Management LLC...........................     6,264      166,622
    Moelis & Co., Class A................................    62,900    4,000,440
    Moody's Corp.........................................   119,021   20,366,874
    Morgan Stanley.......................................   819,194   41,418,449
    Morningstar, Inc.....................................    72,303    9,543,996
    MSB Financial Corp...................................     1,886       40,360
    MSCI, Inc............................................   122,738   20,397,828
    MutualFirst Financial, Inc...........................    17,603      675,955
    MVB Financial Corp...................................     1,200       19,800

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
    Nasdaq, Inc.......................................... 219,834 $20,092,828
    National Bank Holdings Corp., Class A................  73,915   2,925,556
#*  National Commerce Corp...............................   5,394     235,178
    National General Holdings Corp....................... 182,877   5,043,748
*   National Holdings Corp...............................   4,900      15,729
    National Security Group, Inc. (The)..................     312       4,995
#   National Western Life Group, Inc., Class A...........   3,287   1,064,988
    Navient Corp......................................... 636,655   8,410,213
    Navigators Group, Inc. (The).........................  68,490   4,133,371
#   NBT Bancorp, Inc..................................... 100,955   4,062,429
    Nelnet, Inc., Class A................................  74,678   4,389,573
#   New York Community Bancorp, Inc...................... 779,372   8,393,836
>>  NewStar Financial, Inc...............................  71,934      35,411
*   NI Holdings, Inc.....................................     627      10,483
*   Nicholas Financial, Inc..............................   9,629      88,587
*   Nicolet Bankshares, Inc..............................     330      18,266
*   NMI Holdings, Inc., Class A.......................... 145,801   3,047,241
#   Northeast Bancorp....................................   4,759     102,081
    Northeast Community Bancorp, Inc.....................   5,056      55,717
    Northern Trust Corp.................................. 151,443  16,540,604
    Northfield Bancorp, Inc.............................. 130,203   2,169,182
    Northrim BanCorp, Inc................................   8,802     354,721
#   Northwest Bancshares, Inc............................ 229,563   4,136,725
    Norwood Financial Corp...............................   1,594      59,934
    OceanFirst Financial Corp............................ 107,326   3,130,699
#   Oconee Federal Financial Corp........................     365       9,932
#*  Ocwen Financial Corp................................. 117,131     466,181
#   OFG Bancorp.......................................... 119,151   1,983,864
#   Ohio Valley Banc Corp................................   1,110      54,279
    Old Line Bancshares, Inc.............................  11,935     409,132
    Old National Bancorp................................. 352,951   6,864,897
#   Old Point Financial Corp.............................   2,092      60,647
    Old Republic International Corp...................... 474,428  10,110,061
    Old Second Bancorp, Inc..............................   4,388      68,014
*   On Deck Capital, Inc.................................  96,670     661,223
*   OneMain Holdings, Inc................................ 299,718   9,965,623
    Oppenheimer Holdings, Inc., Class A..................  13,697     404,746
    Opus Bank............................................  72,117   2,040,911
#   Oritani Financial Corp............................... 107,770   1,724,320
    Orrstown Financial Services, Inc.....................  15,474     406,966
*   Pacific Mercantile Bancorp...........................  31,733     310,983
#*  Pacific Premier Bancorp, Inc......................... 109,231   4,041,547
    PacWest Bancorp...................................... 189,940   9,538,787
#   Park National Corp...................................  29,683   3,250,882
    Parke Bancorp, Inc...................................   6,804     160,574
    Pathfinder Bancorp, Inc..............................     341       5,217
#   Patriot National Bancorp, Inc........................      50         993
    PB Bancorp, Inc......................................   8,605      95,516
    Peapack Gladstone Financial Corp.....................  36,245   1,191,736
    Penns Woods Bancorp, Inc.............................   3,439     156,818
*   PennyMac Financial Services, Inc., Class A...........  76,767   1,470,088
    Peoples Bancorp of North Carolina, Inc...............   2,246      70,502
    Peoples Bancorp, Inc.................................  33,737   1,221,954
#   People's United Financial, Inc....................... 561,344  10,233,301
    People's Utah Bancorp................................   5,413     196,763
#*  PHH Corp............................................. 132,096   1,435,884
#   Pinnacle Financial Partners, Inc..................... 125,339   7,833,687
    Piper Jaffray Cos....................................  33,328   2,577,921
#   PJT Partners, Inc., Class A..........................  40,876   2,461,144

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
    Plumas Bancorp.......................................     3,002 $    82,705
    PNC Financial Services Group, Inc. (The).............   283,839  41,108,402
    Popular, Inc.........................................   170,325   8,453,230
#*  PRA Group, Inc.......................................   112,702   4,417,918
    Preferred Bank.......................................    28,837   1,794,815
    Premier Financial Bancorp, Inc.......................    10,756     204,472
    Primerica, Inc.......................................   112,535  12,919,018
    Principal Financial Group, Inc.......................   343,775  19,966,452
    ProAssurance Corp....................................   118,366   4,888,516
    Progressive Corp. (The)..............................   433,468  26,012,415
#   Prosperity Bancshares, Inc...........................   113,095   7,933,614
    Protective Insurance Corp., Class B..................     8,934     208,609
    Protective Insurance Corp., Class A..................       638      14,802
#*  Provident Bancorp, Inc...............................     6,876     188,746
    Provident Financial Holdings, Inc....................     6,264     116,197
    Provident Financial Services, Inc....................   160,249   4,092,759
    Prudential Bancorp, Inc..............................     8,938     169,375
    Prudential Financial, Inc............................   210,886  21,280,506
    Pzena Investment Management, Inc., Class A...........     8,560      83,460
    QCR Holdings, Inc....................................    14,731     640,062
    Radian Group, Inc....................................   100,718   1,928,750
#*  Randolph Bancorp, Inc................................       702      11,583
    Raymond James Financial, Inc.........................   167,142  15,308,536
*   Regional Management Corp.............................    33,563   1,113,285
    Regions Financial Corp............................... 1,157,262  21,536,646
    Reinsurance Group of America, Inc....................    69,417   9,822,505
    RenaissanceRe Holdings, Ltd..........................    64,451   8,497,864
    Renasant Corp........................................   111,227   4,969,622
    Republic Bancorp, Inc., Class A......................    16,695     799,190
#*  Republic First Bancorp, Inc..........................    22,383     176,826
    Riverview Bancorp, Inc...............................    39,490     359,359
#   RLI Corp.............................................    73,109   5,465,629
    S&P Global, Inc......................................   189,088  37,900,799
#   S&T Bancorp, Inc.....................................    77,876   3,485,730
#*  Safeguard Scientifics, Inc...........................    45,232     515,645
    Safety Insurance Group, Inc..........................    37,595   3,443,702
    Salisbury Bancorp, Inc...............................     1,546      67,869
    Sandy Spring Bancorp, Inc............................    77,083   3,014,716
    Santander Consumer USA Holdings, Inc.................   563,100  10,834,044
    SB Financial Group, Inc..............................     9,396     186,041
#   SB One Bancorp.......................................     9,357     268,078
#*  Seacoast Banking Corp. of Florida....................    56,533   1,656,982
*   Security National Financial Corp., Class A...........    13,900      71,585
    SEI Investments Co...................................   134,134   8,039,992
#*  Select Bancorp, Inc..................................    19,798     257,572
#   Selective Insurance Group, Inc.......................   111,647   6,676,491
#   ServisFirst Bancshares, Inc..........................   103,723   4,382,297
    Shore Bancshares, Inc................................     7,957     153,729
    SI Financial Group, Inc..............................    21,280     296,856
*   Siebert Financial Corp...............................     3,562      53,109
    Sierra Bancorp.......................................    22,772     672,685
*   Signature Bank.......................................    47,105   5,167,890
    Silvercrest Asset Management Group, Inc., Class A....       800      13,960
#   Simmons First National Corp., Class A................   211,054   6,289,409
#*  SLM Corp.............................................   949,216  10,716,649
*   SmartFinancial, Inc..................................       852      21,896
    Sound Financial Bancorp, Inc.........................       300      11,865
    South State Corp.....................................    70,122   5,869,211
*   Southern First Bancshares, Inc.......................    13,074     574,602

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
    Southern Missouri Bancorp, Inc.......................   4,268 $   169,184
    Southern National Bancorp of Virginia, Inc...........  19,942     349,783
    Southside Bancshares, Inc............................  77,652   2,662,687
    Southwest Georgia Financial Corp.....................   1,261      29,407
    State Auto Financial Corp............................  64,203   2,076,325
    State Bank Financial Corp............................  71,839   2,259,337
    State Street Corp.................................... 207,515  18,325,650
#   Sterling Bancorp..................................... 395,704   8,784,629
    Stewardship Financial Corp...........................   1,716      18,533
    Stewart Information Services Corp....................  63,842   2,900,980
    Stifel Financial Corp................................ 118,010   6,505,891
    Stock Yards Bancorp, Inc.............................  53,081   2,025,040
    Summit State Bank....................................   5,859      91,400
    SunTrust Banks, Inc.................................. 256,487  18,485,018
*   SVB Financial Group..................................  72,247  22,243,406
    Synchrony Financial.................................. 649,338  18,791,842
    Synovus Financial Corp............................... 242,440  11,981,385
    T Rowe Price Group, Inc.............................. 266,428  31,726,246
    TCF Financial Corp................................... 348,119   8,741,268
    TD Ameritrade Holding Corp........................... 244,093  13,949,915
    Territorial Bancorp, Inc.............................  17,527     534,573
    Teton Advisors, Inc., Class A........................      29       1,465
*   Texas Capital Bancshares, Inc........................  97,717   8,872,704
#   TFS Financial Corp................................... 212,789   3,238,649
*   TheStreet, Inc.......................................  42,824      98,067
*   Third Point Reinsurance, Ltd.........................  45,266     570,352
    Timberland Bancorp, Inc..............................   5,951     215,545
    Tiptree, Inc.........................................  80,023     544,156
#   Tompkins Financial Corp..............................  29,901   2,561,918
    Torchmark Corp.......................................  88,580   7,801,241
    Towne Bank........................................... 156,381   5,051,106
    Travelers Cos., Inc. (The)........................... 234,212  30,480,350
    TriCo Bancshares.....................................  58,165   2,257,965
*   TriState Capital Holdings, Inc.......................  46,877   1,378,184
*   Triumph Bancorp, Inc.................................  51,340   1,968,889
    TrustCo Bank Corp. NY................................ 249,289   2,268,530
#   Trustmark Corp....................................... 149,722   5,268,717
    Two River Bancorp....................................   5,760     107,136
    U.S. Bancorp......................................... 959,232  50,848,888
#   UMB Financial Corp...................................  80,523   5,788,798
    Umpqua Holdings Corp................................. 370,055   7,882,171
*   Unico American Corp..................................     100         720
    Union Bankshares Corp................................ 158,570   6,423,671
    Union Bankshares, Inc................................     863      45,610
    United Bancorp, Inc..................................     829      10,943
    United Bancshares, Inc...............................   1,036      23,051
#   United Bankshares, Inc............................... 170,828   6,312,095
    United Community Bancorp.............................      99       2,727
    United Community Banks, Inc.......................... 175,819   5,279,845
    United Community Financial Corp...................... 113,049   1,181,362
    United Financial Bancorp, Inc........................ 113,592   1,988,996
    United Fire Group, Inc...............................  50,088   3,019,806
#   United Insurance Holdings Corp.......................  54,762   1,136,859
    United Security Bancshares...........................  16,592     178,364
#   Unity Bancorp, Inc...................................  16,966     413,970
#   Universal Insurance Holdings, Inc....................  88,522   3,930,377
    Univest Corp. of Pennsylvania........................  66,613   1,818,535
    Unum Group........................................... 182,214   7,239,362
#   Valley National Bancorp.............................. 531,679   6,194,060

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES       VALUE+
                                                          --------- --------------
FINANCIALS -- (Continued)
    Value Line, Inc......................................     2,920 $       66,605
*   Veritex Holdings, Inc................................    18,446        568,506
#   Virtu Financial, Inc., Class A.......................    82,583      1,664,047
#   Virtus Investment Partners, Inc......................    19,564      2,606,903
    Voya Financial, Inc..................................   146,329      7,392,541
    VSB Bancorp, Inc.....................................       169          3,465
#   Waddell & Reed Financial, Inc., Class A..............   201,451      4,172,050
    Walker & Dunlop, Inc.................................    80,227      4,754,252
    Washington Federal, Inc..............................   197,751      6,634,546
    Washington Trust Bancorp, Inc........................    32,597      1,905,295
    Waterstone Financial, Inc............................    54,616        928,472
    Webster Financial Corp...............................   164,857     10,638,222
    Wells Fargo & Co..................................... 3,061,425    175,389,038
#   WesBanco, Inc........................................   104,346      5,099,389
    West Bancorporation, Inc.............................    28,487        706,478
#   Westamerica Bancorporation...........................    50,919      3,056,158
*   Western Alliance Bancorp.............................   209,110     11,860,719
    Western New England Bancorp, Inc.....................    58,206        631,535
    Westwood Holdings Group, Inc.........................    19,895      1,161,271
#   White Mountains Insurance Group, Ltd.................     7,093      6,476,122
    Willis Towers Watson P.L.C...........................    80,426     12,821,513
    Wintrust Financial Corp..............................   108,009      9,475,630
#   WisdomTree Investments, Inc..........................   296,668      2,592,878
*   WMIH Corp............................................   203,919        277,330
#*  World Acceptance Corp................................    22,745      2,272,453
    WR Berkley Corp......................................   150,317     11,395,532
    WSFS Financial Corp..................................    60,522      3,431,597
    WVS Financial Corp...................................       803         13,129
    XL Group, Ltd........................................   195,631     11,000,331
#   Zions Bancorporation.................................   229,821     11,881,746
                                                                    --------------
TOTAL FINANCIALS.........................................            3,710,184,849
                                                                    --------------
HEALTHCARE -- (11.4%)
#   Abaxis, Inc..........................................    38,800      3,220,400
    Abbott Laboratories..................................   794,046     52,041,775
    AbbVie, Inc.......................................... 1,257,296    115,960,410
#*  Abeona Therapeutics, Inc.............................     6,035         87,206
*   ABIOMED, Inc.........................................    38,874     13,781,999
#*  Acadia Healthcare Co., Inc...........................   179,743      7,096,254
#*  Accuray, Inc.........................................   189,586        729,906
    Aceto Corp...........................................    64,703        211,579
*   Achillion Pharmaceuticals, Inc.......................   281,426        726,079
#*  Aclaris Therapeutics, Inc............................    10,927        187,289
#*  Acorda Therapeutics, Inc.............................   118,996      2,968,950
*   Addus HomeCare Corp..................................    21,078      1,394,310
*   Aduro Biotech, Inc...................................     3,835         22,435
*   Adverum Biotechnologies, Inc.........................   110,122        517,573
*   Aeglea BioTherapeutics, Inc..........................     3,700         31,117
    Aetna, Inc...........................................   177,765     33,489,148
*   Affimed NV...........................................    28,571         51,428
    Agilent Technologies, Inc............................   190,234     12,563,053
#*  Agios Pharmaceuticals, Inc...........................    34,248      2,959,370
#*  Akorn, Inc...........................................   203,386      3,766,709
*   Albireo Pharma, Inc..................................     1,444         45,558
#*  Alder Biopharmaceuticals, Inc........................    28,804        545,836
*   Aldeyra Therapeutics, Inc............................     6,191         43,027
*   Alexion Pharmaceuticals, Inc.........................    63,445      8,435,647
*   Align Technology, Inc................................    89,519     31,926,951
#*  Alkermes P.L.C.......................................    54,571      2,392,938

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
HEALTHCARE -- (Continued)
    Allergan P.L.C....................................... 185,571 $ 34,161,765
*   Allscripts Healthcare Solutions, Inc................. 359,737    4,403,181
#*  Alnylam Pharmaceuticals, Inc.........................  36,022    3,422,090
*   Alphatec Holdings, Inc...............................  12,278       33,151
*   Alpine Immune Sciences, Inc..........................   3,872       27,007
#*  AMAG Pharmaceuticals, Inc............................  18,274      402,942
#*  Amedisys, Inc........................................  60,176    5,634,279
#*  American Renal Associates Holdings, Inc..............  20,661      332,435
*   American Shared Hospital Services....................     797        2,351
    AmerisourceBergen Corp............................... 202,599   16,578,676
    Amgen, Inc........................................... 522,469  102,691,282
#*  AMN Healthcare Services, Inc......................... 146,304    8,851,392
*   Amneal Pharmaceuticals, Inc.......................... 123,733    2,371,962
*   Amphastar Pharmaceuticals, Inc.......................  72,775    1,269,924
*   AngioDynamics, Inc...................................  99,229    2,097,701
#*  ANI Pharmaceuticals, Inc.............................  27,938    1,870,449
#*  Anika Therapeutics, Inc..............................  28,213    1,129,366
    Anthem, Inc.......................................... 160,952   40,720,856
#*  Apollo Endosurgery, Inc..............................  15,358      139,911
*   Applied Genetic Technologies Corp....................  25,010      100,040
#*  Aptevo Therapeutics, Inc.............................  33,737      142,370
#*  Aratana Therapeutics, Inc............................  56,196      254,849
*   Ardelyx, Inc.........................................  67,675      274,084
#*  Arena Pharmaceuticals Inc............................  29,230    1,127,986
*   Atara Biotherapeutics, Inc...........................   3,037      114,039
*   athenahealth, Inc....................................  70,210   10,581,349
    Atrion Corp..........................................   3,136    2,157,568
#*  Avanos Medical, Inc.................................. 109,368    6,037,114
    Baxter International, Inc............................ 228,657   16,566,200
    Becton Dickinson and Co.............................. 100,282   25,107,604
*   Biogen, Inc.......................................... 129,507   43,303,256
#*  BioMarin Pharmaceutical, Inc.........................  64,777    6,513,975
*   Bio-Rad Laboratories, Inc., Class A..................  34,335   10,528,828
*   Bio-Rad Laboratories, Inc., Class B..................   1,562      479,417
#*  BioScrip, Inc........................................ 126,750      335,888
*   BioSpecifics Technologies Corp.......................  10,712      487,396
    Bio-Techne Corp......................................  47,687    7,660,440
#*  BioTelemetry, Inc....................................  55,946    2,937,165
#*  Bluebird Bio, Inc....................................  35,730    5,534,577
*   Boston Scientific Corp............................... 635,944   21,374,078
#*  Bovie Medical Corp...................................   7,222       34,882
    Bristol-Myers Squibb Co.............................. 982,403   57,716,176
#*  Brookdale Senior Living, Inc......................... 409,851    3,930,471
    Bruker Corp.......................................... 249,963    8,098,801
*   Caladrius Biosciences, Inc...........................  10,038       50,290
#*  Cambrex Corp.........................................  81,456    5,091,000
    Cantel Medical Corp..................................  74,196    6,878,711
#*  Capital Senior Living Corp...........................  49,113      490,639
    Cardinal Health, Inc................................. 370,760   18,519,462
#*  Castlight Health, Inc., Class B......................  10,824       35,719
*   Catabasis Pharmaceuticals, Inc.......................  22,184       15,307
#*  Catalent, Inc........................................ 303,068   12,637,936
*   Celgene Corp......................................... 549,275   49,484,185
#*  Celldex Therapeutics, Inc............................ 139,559       64,895
*   Centene Corp......................................... 188,187   24,526,412
*   Cerner Corp.......................................... 213,274   13,240,050
#*  Charles River Laboratories International, Inc........ 104,376   12,973,937
*   Checkpoint Therapeutics, Inc.........................   3,912       11,032
    Chemed Corp..........................................  33,122   10,467,546

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
HEALTHCARE -- (Continued)
*   ChemoCentryx, Inc....................................  26,008 $   300,652
#*  Chiasma, Inc.........................................  11,524      16,134
*   Chimerix, Inc........................................  88,729     396,619
    Cigna Corp........................................... 171,169  30,711,142
*   Civitas Solutions, Inc...............................   3,560      58,206
*   Clearside Biomedical, Inc............................  10,310      91,862
#*  Community Health Systems, Inc........................ 231,802     774,219
#   Computer Programs & Systems, Inc.....................  14,788     461,386
*   Concert Pharmaceuticals, Inc.........................  57,335     916,787
    CONMED Corp..........................................  54,334   4,020,716
#   Cooper Cos., Inc. (The)..............................  38,077   9,919,058
#*  Corcept Therapeutics, Inc............................ 140,094   1,839,434
*   CorVel Corp..........................................  34,588   1,983,622
#*  Corvus Pharmaceuticals, Inc..........................   5,719      56,447
*   Cotiviti Holdings, Inc...............................  80,627   3,599,189
*   Cross Country Healthcare, Inc........................  79,456     932,019
*   CryoLife, Inc........................................  57,470   1,712,606
*   Cumberland Pharmaceuticals, Inc......................  22,381     136,524
#*  Cutera, Inc..........................................  17,575     703,000
    CVS Health Corp...................................... 724,207  46,972,066
#*  Cymabay Therapeutics, Inc............................  29,563     330,810
    Danaher Corp......................................... 258,714  26,538,882
*   DaVita, Inc.......................................... 259,518  18,238,925
    DENTSPLY SIRONA, Inc................................. 141,627   6,813,675
#*  Depomed, Inc......................................... 117,769   1,043,433
#*  Dermira, Inc.........................................  25,337     246,782
#*  DexCom, Inc..........................................  39,709   3,777,517
    Digirad Corp.........................................   9,575      15,799
#*  Diplomat Pharmacy, Inc............................... 130,597   2,713,806
#*  Eagle Pharmaceuticals, Inc...........................   5,599     443,721
*   Edwards Lifesciences Corp............................ 149,789  21,337,443
*   Electromed, Inc......................................   2,121      11,135
    Eli Lilly & Co....................................... 496,845  49,093,254
*   Emergent BioSolutions, Inc...........................  97,613   5,305,267
*   Enanta Pharmaceuticals, Inc..........................  19,538   1,905,346
    Encompass Health Corp................................ 246,509  18,643,476
#*  Endo International P.L.C............................. 473,498   5,890,315
    Ensign Group, Inc. (The)............................. 109,051   3,933,470
*   Envision Healthcare Corp............................. 121,018   5,356,257
*   Enzo Biochem, Inc....................................  74,162     327,796
#*  Evolent Health, Inc., Class A........................ 168,449   3,402,670
#*  Exact Sciences Corp..................................  69,171   4,043,045
#*  Exelixis, Inc........................................ 334,972   6,933,920
*   Express Scripts Holding Co........................... 499,658  39,702,825
#*  FibroGen, Inc........................................  16,811   1,060,774
#*  Five Prime Therapeutics, Inc.........................  74,894   1,115,921
*   Five Star Senior Living, Inc.........................  14,926      19,404
*   FONAR Corp...........................................  12,822     334,654
#*  Fulgent Genetics, Inc................................  16,288      78,182
    Gilead Sciences, Inc................................. 965,652  75,156,695
*   Globus Medical, Inc., Class A........................ 157,344   8,100,069
*   Haemonetics Corp.....................................  83,141   8,117,887
#*  Halozyme Therapeutics, Inc........................... 157,802   2,856,216
*   Hanger, Inc..........................................  41,296     722,680
*   Harvard Bioscience, Inc..............................  50,041     285,234
    HCA Healthcare, Inc.................................. 127,947  15,894,856
#*  HealthEquity, Inc....................................  71,172   5,373,486
    HealthStream, Inc....................................  51,968   1,459,261
#*  Henry Schein, Inc.................................... 128,344  10,191,797

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
HEALTHCARE -- (Continued)
#*  Heska Corp...........................................     9,875 $    989,969
    Hill-Rom Holdings, Inc...............................   139,936   13,181,971
*   HMS Holdings Corp....................................   142,103    3,400,525
*   Hologic, Inc.........................................   473,437   20,315,182
#*  Horizon Pharma P.L.C.................................   326,256    5,751,893
    Humana, Inc..........................................   106,580   33,485,304
*   Icad, Inc............................................     1,228        3,733
*   ICU Medical, Inc.....................................    23,720    6,802,896
*   IDEXX Laboratories, Inc..............................    80,866   19,806,509
*   Illumina, Inc........................................    68,518   22,224,498
*   Immune Design Corp...................................     9,583       36,415
#*  Immunomedics Inc.....................................    23,223      555,726
*   Incyte Corp..........................................    68,901    4,584,673
#*  Infinity Pharmaceuticals, Inc........................    57,909      102,499
*   InfuSystem Holdings, Inc.............................    25,741       78,510
*   Innoviva, Inc........................................   171,071    2,420,655
*   Inogen, Inc..........................................    26,156    5,211,583
#*  Insulet Corp.........................................    33,722    2,804,322
*   Integer Holdings Corp................................    59,942    4,282,856
#*  Integra LifeSciences Holdings Corp...................   116,636    7,269,922
#*  Intra-Cellular Therapies, Inc........................    87,441    1,754,941
*   IntriCon Corp........................................     6,138      356,618
*   Intuitive Surgical, Inc..............................    42,114   21,401,914
#   Invacare Corp........................................    81,062    1,446,957
#*  Ionis Pharmaceuticals, Inc...........................    65,247    2,849,989
*   IQVIA Holdings, Inc..................................   142,563   17,384,132
#*  iRadimed Corp........................................     1,881       43,263
*   IRIDEX Corp..........................................     6,830       53,581
*   Jazz Pharmaceuticals P.L.C...........................    68,230   11,809,248
    Johnson & Johnson.................................... 1,776,597  235,434,634
#*  Jounce Therapeutics, Inc.............................    27,148      191,665
#*  Juniper Pharmaceuticals, Inc.........................    10,675      122,763
#*  KalVista Pharmaceuticals, Inc........................     2,766       25,904
#*  Karyopharm Therapeutics, Inc.........................     3,418       60,772
    Kewaunee Scientific Corp.............................     2,510       79,316
*   Kindred Biosciences, Inc.............................    53,708      727,743
*   Laboratory Corp. of America Holdings.................   142,183   24,930,367
#*  Lannett Co., Inc.....................................    68,351      871,475
*   Lantheus Holdings, Inc...............................    81,798    1,181,981
*   Leap Therapeutics, Inc...............................     4,973       37,198
#   LeMaitre Vascular, Inc...............................    32,167    1,158,012
*   LHC Group, Inc.......................................    68,453    5,892,434
*   LifePoint Health, Inc................................    87,240    5,653,152
#*  Ligand Pharmaceuticals, Inc..........................    19,676    4,295,861
#*  Lipocine, Inc........................................    19,043       24,946
*   LivaNova P.L.C.......................................    95,655   10,534,485
#*  Loxo Oncology, Inc...................................    11,774    1,973,205
#   Luminex Corp.........................................    76,720    2,597,739
#*  MacroGenics, Inc.....................................     6,073      125,407
#*  Madrigal Pharmaceuticals, Inc........................     1,855      476,791
*   Magellan Health, Inc.................................    59,337    4,316,767
#*  Mallinckrodt P.L.C...................................   185,673    4,354,032
*   Masimo Corp..........................................    88,017    8,750,650
    McKesson Corp........................................   126,896   15,938,138
#*  Medidata Solutions, Inc..............................    42,512    3,159,067
*   MEDNAX, Inc..........................................   165,622    7,086,965
*   Medpace Holdings, Inc................................    52,051    3,194,370
    Medtronic P.L.C......................................   608,517   54,906,489
#*  MEI Pharma, Inc......................................    37,625      142,599

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
HEALTHCARE -- (Continued)
#*  Melinta Therapeutics, Inc............................    31,970 $    169,441
    Merck & Co., Inc..................................... 1,410,637   92,918,659
    Meridian Bioscience, Inc.............................    70,048    1,106,758
*   Merit Medical Systems, Inc...........................    83,375    4,527,262
#*  Merrimack Pharmaceuticals, Inc.......................     4,276       22,107
*   Mettler-Toledo International, Inc....................    25,335   15,011,241
*   Micron Solutions, Inc................................     1,150        3,795
#*  Minerva Neurosciences, Inc...........................    13,078      105,278
*   Misonix, Inc.........................................     2,220       36,353
#*  Molecular Templates, Inc.............................     6,400       33,152
#*  Molina Healthcare, Inc...............................   125,899   13,104,827
*   Momenta Pharmaceuticals, Inc.........................   122,511    3,626,326
*   Mylan NV.............................................   467,679   17,449,103
#*  Myriad Genetics, Inc.................................   137,979    6,036,581
#*  Nabriva Therapeutics P.L.C...........................     5,534       14,997
    National HealthCare Corp.............................    17,707    1,276,321
    National Research Corp., Class A.....................    14,408      546,784
*   Natus Medical, Inc...................................    56,655    2,067,907
#*  Nektar Therapeutics..................................    54,904    2,887,950
*   Neogen Corp..........................................    58,369    4,809,606
#*  NeoGenomics, Inc.....................................    15,638      218,932
#*  Neurocrine Biosciences, Inc..........................    44,205    4,442,160
#*  NewLink Genetics Corp................................     8,556       32,342
#*  NuVasive, Inc........................................   110,564    6,418,240
*   Nuvectra Corp........................................    20,343      318,978
#*  Omnicell, Inc........................................    64,005    3,808,297
*   OncoMed Pharmaceuticals Inc..........................    20,341       42,513
*   Ophthotech Corp......................................    81,710      203,458
#*  OPKO Health, Inc.....................................   332,514    1,868,729
*   OraSure Technologies, Inc............................    84,493    1,418,637
*   Orthofix International NV............................    35,988    2,176,914
*   Otonomy, Inc.........................................    49,801      164,343
#*  Ovid therapeutics, Inc...............................     4,305       42,964
#   Owens & Minor, Inc...................................   135,089    2,549,129
#   Patterson Cos., Inc..................................   206,981    5,075,174
#*  PDL BioPharma, Inc...................................   387,327      972,191
*   Penumbra, Inc........................................    13,435    1,911,129
#   PerkinElmer, Inc.....................................    92,646    7,335,710
#   Perrigo Co. P.L.C....................................    93,367    7,517,911
*   Pfenex, Inc..........................................    35,679      182,676
    Pfizer, Inc.......................................... 4,460,636  178,113,195
    Phibro Animal Health Corp., Class A..................    33,013    1,581,323
#*  PRA Health Sciences, Inc.............................   111,160   11,687,362
#*  Premier, Inc., Class A...............................   169,907    6,354,522
#*  Prestige Brands Holdings, Inc........................   119,397    4,266,055
    ProPhase Labs, Inc...................................        62          184
*   Providence Service Corp. (The).......................    27,818    1,949,485
    Psychemedics Corp....................................     1,300       27,164
*   PTC Therapeutics, Inc................................    11,683      444,772
*   Quality Systems, Inc.................................   124,918    2,514,599
    Quest Diagnostics, Inc...............................   229,748   24,748,455
*   Quidel Corp..........................................    67,202    4,560,328
#*  Quorum Health Corp...................................    50,777      245,761
*   R1 RCM, Inc..........................................    13,500      108,270
*   Ra Pharmaceuticals, Inc..............................    10,495      115,445
*   RadNet, Inc..........................................    59,401      795,973
*   Regeneron Pharmaceuticals, Inc.......................    38,513   14,173,169
#*  REGENXBIO, Inc.......................................    17,518    1,231,515
#*  Repligen Corp........................................    71,937    3,476,715

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                          ------- --------------
HEALTHCARE -- (Continued)
    ResMed, Inc..........................................  93,823 $    9,924,597
#*  Retrophin, Inc.......................................  55,326      1,529,211
*   RTI Surgical, Inc.................................... 121,683        559,742
#*  Sage Therapeutics, Inc...............................  16,745      2,416,638
#*  Sarepta Therapeutics, Inc............................  64,379      7,483,415
#*  Savara, Inc..........................................     900          9,909
#*  SCYNEXIS, Inc........................................  22,400         35,616
*   SeaSpine Holdings Corp...............................  25,672        358,381
#*  Seattle Genetics, Inc................................  56,674      3,989,850
*   Select Medical Holdings Corp......................... 337,943      7,029,214
#*  Sharps Compliance Corp...............................   6,172         21,725
*   Sierra Oncology, Inc.................................  15,616         44,349
*   Soleno Therapeutics, Inc.............................   3,848         10,428
#*  Spectrum Pharmaceuticals, Inc........................  69,632      1,482,465
#*  Stemline Therapeutics, Inc...........................   6,467         99,592
#   STERIS P.L.C.........................................  79,008      9,044,046
    Stryker Corp......................................... 161,149     26,307,574
#*  Supernus Pharmaceuticals, Inc........................ 116,783      6,183,660
*   Surmodics, Inc.......................................  23,848      1,402,262
#*  Syndax Pharmaceuticals, Inc..........................  40,982        276,219
#*  Syneos Health, Inc................................... 179,437      8,841,758
*   Synlogic, Inc........................................   3,407         31,924
*   Syros Pharmaceuticals, Inc...........................   5,001         50,610
#*  Taro Pharmaceutical Industries, Ltd..................  49,894      5,601,100
#*  Teladoc Inc..........................................  15,359        919,236
    Teleflex, Inc........................................  44,543     12,147,322
*   Tenet Healthcare Corp................................ 256,009      9,633,619
#*  Tetraphase Pharmaceuticals, Inc......................  76,191        218,668
    Thermo Fisher Scientific, Inc........................ 214,141     50,222,489
#*  Tivity Health, Inc................................... 102,618      3,458,227
#*  Tracon Pharmaceuticals, Inc..........................  17,328         42,454
#*  TransEnterix, Inc....................................  23,831        127,496
#*  Triple-S Management Corp., Class B...................  41,196      1,462,870
#*  Ultragenyx Pharmaceutical Inc........................   6,216        491,748
*   United Therapeutics Corp............................. 119,204     14,651,364
    UnitedHealth Group, Inc.............................. 600,291    152,005,687
    Universal Health Services, Inc., Class B............. 153,429     18,733,681
    US Physical Therapy, Inc.............................  20,976      2,197,236
    Utah Medical Products, Inc...........................   6,578        638,066
*   Vanda Pharmaceuticals Inc............................   6,800        141,780
*   Varex Imaging Corp...................................  78,828      3,014,383
*   Varian Medical Systems, Inc..........................  74,602      8,612,801
#*  VBI Vaccines, Inc....................................   6,513         13,938
*   Veeva Systems, Inc., Class A.........................  76,629      5,795,451
#*  Verastem, Inc........................................  73,481        565,804
*   Vertex Pharmaceuticals, Inc..........................  64,134     11,226,657
*   Waters Corp..........................................  49,335      9,732,315
*   WellCare Health Plans, Inc...........................  66,362     17,746,526
#   West Pharmaceutical Services, Inc....................  83,815      9,190,315
#*  Wright Medical Group NV..............................  22,203        564,622
#*  XBiotech, Inc........................................   2,517         11,125
*   Xencor, Inc..........................................  37,440      1,393,517
#*  XOMA Corp............................................   6,008        147,016
*   Zafgen, Inc..........................................  34,931        363,282
    Zimmer Biomet Holdings, Inc..........................  85,124     10,684,764
    Zoetis, Inc.......................................... 347,448     30,047,303
*   Zynerba Pharmaceuticals, Inc.........................   7,495         49,842
                                                                  --------------
TOTAL HEALTHCARE.........................................          2,916,131,981
                                                                  --------------

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (12.8%)
    3M Co................................................ 445,147 $94,513,611
#   AAON, Inc............................................ 125,862   4,751,291
    AAR Corp.............................................  66,009   3,129,487
#   ABM Industries, Inc.................................. 145,395   4,536,324
*   Acacia Research Corp.................................  41,555     157,909
    ACCO Brands Corp..................................... 239,760   3,068,928
    Acme United Corp.....................................   3,771      82,246
#   Actuant Corp., Class A............................... 107,769   3,076,805
#   Acuity Brands, Inc...................................  39,840   5,538,955
*   Advanced Disposal Services, Inc...................... 136,482   3,357,457
    Advanced Drainage Systems, Inc.......................  86,926   2,429,582
#*  AECOM................................................ 259,098   8,695,329
#*  Aegion Corp..........................................  53,845   1,334,279
*   AeroCentury Corp.....................................     691      11,574
#*  Aerojet Rocketdyne Holdings, Inc..................... 124,039   4,180,114
*   Aerovironment, Inc...................................  43,626   3,211,310
    AGCO Corp............................................ 175,515  11,060,955
    Air Lease Corp....................................... 229,800  10,102,008
*   Air T, Inc...........................................     500      16,375
*   Air Transport Services Group, Inc.................... 169,195   3,811,963
    Aircastle, Ltd....................................... 173,904   3,605,030
    Alamo Group, Inc.....................................  23,124   2,150,532
#   Alaska Air Group, Inc................................ 225,780  14,185,757
#   Albany International Corp., Class A..................  57,920   3,831,408
#   Allegiant Travel Co..................................  40,138   4,961,057
#   Allegion P.L.C....................................... 105,138   8,572,953
    Allied Motion Technologies, Inc......................  20,720     950,634
    Allison Transmission Holdings, Inc................... 360,886  16,961,642
*   Alpha Pro Tech, Ltd..................................   8,900      29,370
    Altra Industrial Motion Corp.........................  66,213   2,906,751
#   AMERCO...............................................  25,746   9,708,302
*   Ameresco, Inc., Class A..............................  38,130     510,942
#   American Airlines Group, Inc......................... 408,578  16,155,174
    American Railcar Industries, Inc.....................  19,392     883,693
#*  American Superconductor Corp.........................     896       4,641
*   American Woodmark Corp...............................  35,230   2,939,944
    AMETEK, Inc.......................................... 211,494  16,454,233
*   AMREP Corp...........................................   5,073      37,337
    AO Smith Corp........................................ 155,958   9,284,180
#   Apogee Enterprises, Inc..............................  62,931   3,194,378
    Applied Industrial Technologies, Inc.................  87,053   6,498,506
*   ARC Document Solutions, Inc..........................  78,538     202,628
    ArcBest Corp.........................................  41,022   1,909,574
    Arconic, Inc......................................... 428,653   9,297,484
    Argan, Inc...........................................  39,479   1,515,994
*   Armstrong Flooring, Inc..............................  59,321     775,325
*   Armstrong World Industries, Inc...................... 137,838   9,359,200
*   Arotech Corp.........................................  34,633     135,069
*   ASGN, Inc............................................ 107,856   9,739,397
#   Astec Industries, Inc................................  50,844   2,497,966
*   Astronics Corp.......................................  43,866   1,798,945
*   Astronics Corp., Class B.............................  15,379     630,539
*   Atkore International Group, Inc...................... 129,584   3,065,957
*   Atlas Air Worldwide Holdings, Inc....................  58,179   3,900,902
#*  Avalon Holdings Corp., Class A.......................     500       1,835
#*  Avis Budget Group, Inc............................... 206,114   7,183,073
#*  Axon Enterprise, Inc.................................  61,535   4,180,073
    AZZ, Inc.............................................  51,162   2,772,980
#*  Babcock & Wilcox Enterprises, Inc.................... 314,553     676,289

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
INDUSTRIALS -- (Continued)
    Barnes Group, Inc.................................... 100,952 $  6,849,593
    Barrett Business Services, Inc.......................  18,247    1,676,534
*   Beacon Roofing Supply, Inc........................... 132,162    5,561,377
#   BG Staffing, Inc.....................................   4,290      112,827
#*  Blue Bird Corp.......................................   9,860      222,343
*   BlueLinx Holdings, Inc...............................  23,793      810,628
*   BMC Stock Holdings, Inc.............................. 148,735    3,272,170
    Boeing Co. (The)..................................... 438,967  156,403,942
    Brady Corp., Class A.................................  92,539    3,539,617
    Briggs & Stratton Corp...............................  86,494    1,530,079
    Brink's Co. (The).................................... 120,521    9,623,602
*   Broadwind Energy, Inc................................   3,988        9,292
*   Builders FirstSource, Inc............................ 253,067    4,537,491
    BWX Technologies, Inc................................ 153,158   10,071,670
*   CAI International, Inc...............................  45,016    1,033,567
    Carlisle Cos., Inc...................................  97,452   11,971,004
*   Casella Waste Systems, Inc., Class A.................  71,163    1,961,252
    Caterpillar, Inc..................................... 466,372   67,064,294
*   CBIZ, Inc............................................ 123,036    2,706,792
    CECO Environmental Corp..............................  69,616      478,262
#*  Celadon Group, Inc...................................  49,165      137,662
    CH Robinson Worldwide, Inc........................... 124,548   11,487,062
*   Chart Industries, Inc................................  67,092    5,239,214
    Chicago Rivet & Machine Co...........................     474       14,929
#*  Cimpress NV..........................................  47,859    6,990,764
    Cintas Corp..........................................  85,031   17,387,139
#   CIRCOR International, Inc............................  42,856    1,900,664
*   Civeo Corp........................................... 169,864      647,182
*   Clean Harbors, Inc................................... 126,210    7,185,135
#*  Colfax Corp.......................................... 177,989    5,749,045
    Columbus McKinnon Corp...............................  44,498    1,831,538
    Comfort Systems USA, Inc.............................  75,984    4,220,911
#*  Command Security Corp................................   4,000        5,280
*   Commercial Vehicle Group, Inc........................  98,861      693,016
    CompX International, Inc.............................   1,315       16,701
*   Continental Building Products, Inc...................  94,015    2,999,079
*   Continental Materials Corp...........................     268        4,362
    Copa Holdings SA, Class A............................  55,407    5,393,317
*   Copart, Inc.......................................... 313,734   18,005,194
    Costamare, Inc.......................................  42,911      297,802
*   CoStar Group, Inc....................................  19,488    8,104,085
#   Covanta Holding Corp................................. 331,739    5,971,302
*   Covenant Transportation Group, Inc., Class A.........  45,000    1,304,100
*   CPI Aerostructures, Inc..............................  11,744      110,394
    CRA International, Inc...............................  14,980      810,718
    Crane Co.............................................  96,806    8,767,719
*   CSW Industrials, Inc.................................  27,756    1,505,763
    CSX Corp............................................. 641,088   45,312,100
    Cubic Corp...........................................  55,614    3,787,313
    Cummins, Inc......................................... 107,714   15,382,636
    Curtiss-Wright Corp..................................  87,906   11,694,135
    Deere & Co........................................... 222,388   32,199,559
    Delta Air Lines, Inc................................. 725,693   39,492,213
    Deluxe Corp.......................................... 119,824    7,061,228
*   DLH Holdings Corp....................................   8,849       48,227
#   DMC Global, Inc......................................  23,018      944,889
#   Donaldson Co., Inc................................... 280,973   13,402,412
    Douglas Dynamics, Inc................................  59,486    2,920,763
#   Dover Corp........................................... 220,747   18,317,586

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
INDUSTRIALS -- (Continued)
*   Ducommun, Inc........................................    16,909 $   563,577
    Dun & Bradstreet Corp. (The).........................    65,726   8,274,246
*   DXP Enterprises, Inc.................................    40,404   1,670,301
#*  Dycom Industries, Inc................................    92,144   8,215,559
*   Eagle Bulk Shipping, Inc.............................     3,100      17,825
    Eastern Co. (The)....................................    10,019     295,561
    Eaton Corp. P.L.C....................................   236,095  19,636,021
#*  Echo Global Logistics, Inc...........................    67,610   2,329,165
    Ecology and Environment, Inc., Class A...............     1,746      22,960
    EMCOR Group, Inc.....................................   124,882   9,609,670
    Emerson Electric Co..................................   383,183  27,696,467
    Encore Wire Corp.....................................    47,021   2,292,274
#*  Energy Focus, Inc....................................     2,870       6,515
    EnerSys..............................................    86,507   7,099,629
*   Engility Holdings, Inc...............................    30,294   1,048,172
    Ennis, Inc...........................................    54,680   1,189,290
    EnPro Industries, Inc................................    46,309   3,537,545
#   EnviroStar, Inc......................................       100       4,010
    Equifax, Inc.........................................    97,268  12,207,134
    ESCO Technologies, Inc...............................    49,299   3,068,863
    Espey Manufacturing & Electronics Corp...............     1,489      38,565
#   Essendant, Inc.......................................    75,645   1,257,976
*   Esterline Technologies Corp..........................    66,201   5,646,945
    Expeditors International of Washington, Inc..........   130,030   9,904,385
    Exponent, Inc........................................    92,476   4,522,076
#   Fastenal Co..........................................   219,954  12,521,981
    Federal Signal Corp..................................   139,055   3,302,556
    FedEx Corp...........................................   210,020  51,637,617
#   Flowserve Corp.......................................   217,411   9,637,830
    Fluor Corp...........................................   179,255   9,186,819
    Forrester Research, Inc..............................    33,301   1,540,171
#   Fortive Corp.........................................   203,090  16,669,627
    Fortune Brands Home & Security, Inc..................   202,507  11,745,406
    Forward Air Corp.....................................    65,909   4,211,585
*   Franklin Covey Co....................................    20,263     517,720
    Franklin Electric Co., Inc...........................    90,291   4,464,890
    FreightCar America, Inc..............................    30,380     556,258
*   FTI Consulting, Inc..................................    97,000   7,659,120
*   Gardner Denver Holdings, Inc.........................    60,495   1,730,762
#   GATX Corp............................................    70,939   5,841,117
*   Genco Shipping & Trading, Ltd........................    19,229     285,551
*   Gencor Industries, Inc...............................    20,887     313,305
#*  Generac Holdings, Inc................................   152,394   8,191,177
    General Dynamics Corp................................   152,562  30,475,785
    General Electric Co.................................. 2,629,165  35,835,519
#*  Genesee & Wyoming, Inc., Class A.....................   101,911   8,764,346
*   Gibraltar Industries, Inc............................    65,780   2,858,141
    Global Brass & Copper Holdings, Inc..................    67,065   2,209,792
*   GMS, Inc.............................................    88,895   2,332,605
#*  Golden Ocean Group, Ltd..............................    12,367     115,631
*   Goldfield Corp. (The)................................    58,411     277,452
    Gorman-Rupp Co. (The)................................    67,781   2,564,833
*   GP Strategies Corp...................................    39,710     750,519
    Graco, Inc...........................................   282,771  13,047,054
    Graham Corp..........................................    16,735     445,653
#   Granite Construction, Inc............................    82,680   4,460,586
*   Great Lakes Dredge & Dock Corp.......................   134,635     727,029
#   Greenbrier Cos., Inc. (The)..........................    70,363   3,986,064
    Griffon Corp.........................................   110,204   1,972,652

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
    H&E Equipment Services, Inc..........................  93,966 $ 3,457,009
    Harris Corp.......................................... 137,327  22,652,089
*   Harsco Corp.......................................... 179,811   4,558,209
    Hawaiian Holdings, Inc............................... 141,081   5,657,348
*   HD Supply Holdings, Inc.............................. 352,485  15,502,290
#   Healthcare Services Group, Inc.......................  76,799   3,091,928
#   Heartland Express, Inc............................... 188,253   3,612,575
#   HEICO Corp...........................................  81,046   6,189,483
    HEICO Corp., Class A................................. 124,818   8,081,965
    Heidrick & Struggles International, Inc..............  50,473   2,064,346
*   Herc Holdings, Inc...................................  79,664   4,526,508
*   Heritage-Crystal Clean, Inc..........................  35,122     846,440
    Herman Miller, Inc................................... 147,215   5,572,088
#*  Hertz Global Holdings, Inc........................... 230,564   3,511,490
#   Hexcel Corp.......................................... 178,905  12,346,234
*   Hill International, Inc..............................  78,508     431,794
    Hillenbrand, Inc..................................... 134,419   6,747,834
    HNI Corp.............................................  99,496   4,305,192
    Honeywell International, Inc......................... 490,013  78,230,575
*   Houston Wire & Cable Co..............................  26,484     211,872
*   Hub Group, Inc., Class A.............................  65,490   3,038,736
#   Hubbell, Inc.........................................  69,123   8,519,410
*   Hudson Global, Inc...................................  23,996      40,793
#*  Hudson Technologies, Inc............................. 100,174     182,317
    Huntington Ingalls Industries, Inc...................  72,462  16,887,269
    Hurco Cos., Inc......................................  16,016     709,509
*   Huron Consulting Group, Inc..........................  51,235   2,236,408
#*  Huttig Building Products, Inc........................   2,588      11,905
    Hyster-Yale Materials Handling, Inc..................  26,932   1,771,048
    ICF International, Inc...............................  36,592   2,695,001
    IDEX Corp............................................  76,084  11,684,981
*   IES Holdings, Inc....................................   6,920     124,214
    Illinois Tool Works, Inc............................. 218,339  31,294,529
    Ingersoll-Rand P.L.C................................. 210,468  20,733,203
*   InnerWorkings, Inc................................... 144,128   1,276,974
*   Innovative Solutions & Support, Inc..................  10,802      31,758
    Insperity, Inc.......................................  98,988   9,413,759
    Insteel Industries, Inc..............................  47,339   1,947,053
    Interface, Inc....................................... 123,111   2,757,686
#*  Intersections, Inc...................................   6,026      10,184
    ITT, Inc............................................. 178,852  10,135,543
    Jacobs Engineering Group, Inc........................ 116,406   7,872,538
    JB Hunt Transport Services, Inc......................  98,438  11,802,716
#*  JELD-WEN Holding, Inc................................  99,034   2,717,493
#*  JetBlue Airways Corp................................. 644,583  11,602,494
#   John Bean Technologies Corp..........................  66,817   7,389,960
    Johnson Controls International P.L.C................. 478,290  17,940,658
    Kadant, Inc..........................................  21,584   2,085,014
    Kaman Corp...........................................  61,701   4,085,840
    Kansas City Southern................................. 141,368  16,436,857
    KAR Auction Services, Inc............................ 246,176  14,635,163
    KBR, Inc............................................. 310,213   6,198,056
    Kelly Services, Inc., Class A........................  75,556   1,835,255
    Kelly Services, Inc., Class B........................     319       8,141
#   Kennametal, Inc...................................... 179,364   6,988,021
#*  KeyW Holding Corp. (The).............................  75,045     665,649
    Kforce, Inc..........................................  82,210   3,107,538
    Kimball International, Inc., Class B.................  99,956   1,614,289
#*  Kirby Corp...........................................  97,942   8,173,260

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
*   KLX, Inc............................................. 107,813 $ 7,875,740
#   Knight-Swift Transportation Holdings, Inc............ 264,476   8,608,694
    Knoll, Inc........................................... 122,947   2,772,455
    Korn/Ferry International............................. 116,131   7,662,323
#*  Kratos Defense & Security Solutions, Inc............. 176,839   2,284,760
    L3 Technologies, Inc.................................  80,038  17,163,349
    Landstar System, Inc.................................  90,268  10,033,288
*   Lawson Products, Inc.................................  15,719     425,199
*   LB Foster Co., Class A...............................  20,276     497,776
#   Lennox International, Inc............................  47,038  10,211,009
*   Limbach Holdings, Inc................................   8,154      90,591
    Lincoln Electric Holdings, Inc....................... 138,501  13,010,784
#   Lindsay Corp.........................................  20,853   1,963,101
    Lockheed Martin Corp................................. 184,600  60,198,060
    LS Starrett Co. (The), Class A.......................  11,092      70,989
#   LSC Communications, Inc..............................  98,316   1,476,706
    LSI Industries, Inc..................................  44,952     219,815
*   Lydall, Inc..........................................  38,423   1,782,827
#   Macquarie Infrastructure Corp........................ 115,836   5,260,113
#*  Manitex International, Inc...........................  25,276     306,598
*   Manitowoc Co., Inc. (The)............................  77,889   2,063,280
    ManpowerGroup, Inc................................... 104,518   9,747,349
    Marten Transport, Ltd................................  77,240   1,687,694
    Masco Corp........................................... 224,348   9,047,955
*   Masonite International Corp..........................  68,273   4,659,632
#*  MasTec, Inc.......................................... 188,425   8,771,184
*   Mastech Digital, Inc.................................   2,312      45,038
    Matson, Inc.......................................... 105,065   3,782,340
#   Matthews International Corp., Class A................  65,319   3,432,513
    McGrath RentCorp.....................................  59,807   3,551,340
#*  Mercury Systems, Inc.................................  79,052   3,298,840
*   Meritor, Inc......................................... 205,207   4,227,264
#*  Middleby Corp. (The).................................  69,432   7,115,391
*   Milacron Holdings Corp............................... 153,726   3,205,187
    Miller Industries, Inc...............................  14,667     382,075
*   Mistras Group, Inc...................................  49,388   1,039,124
    Mobile Mini, Inc.....................................  95,830   4,087,150
    Moog, Inc., Class A..................................  69,838   5,238,548
*   MRC Global, Inc...................................... 206,462   4,676,364
    MSA Safety, Inc......................................  62,251   6,279,881
    MSC Industrial Direct Co., Inc., Class A.............  89,727   7,593,596
    Mueller Industries, Inc.............................. 127,377   4,217,452
    Mueller Water Products, Inc., Class A................ 350,296   4,326,156
#   Multi-Color Corp.....................................  42,071   2,791,411
*   MYR Group, Inc.......................................  44,187   1,630,058
#   National Presto Industries, Inc......................  11,915   1,485,205
*   Navigant Consulting, Inc.............................  91,015   1,980,486
*   Navistar International Corp.......................... 166,950   7,190,536
*   NCI Building Systems, Inc............................ 166,328   2,652,932
*   Nexeo Solutions, Inc.................................   6,292      57,131
#   Nielsen Holdings P.L.C............................... 409,552   9,649,045
*   NL Industries, Inc...................................  60,141     514,206
    NN, Inc..............................................  69,586   1,496,099
#   Nordson Corp.........................................  79,725  10,691,920
    Norfolk Southern Corp................................ 212,312  35,880,728
    Northrop Grumman Corp................................ 117,671  35,358,959
*   Northwest Pipe Co....................................   9,070     177,409
#*  NOW, Inc............................................. 243,986   3,647,591
#*  NV5 Global, Inc......................................  19,622   1,477,537

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
*   nVent Electric P.L.C................................. 217,189 $ 5,950,979
    Old Dominion Freight Line, Inc....................... 139,048  20,412,246
#   Omega Flex, Inc......................................   5,588     515,661
*   Orion Group Holdings, Inc............................  50,683     464,763
    Oshkosh Corp......................................... 142,318  10,709,429
    Owens Corning........................................ 172,258  10,717,893
    PACCAR, Inc.......................................... 284,837  18,719,488
*   PAM Transportation Services, Inc.....................   4,528     247,002
*   Pangaea Logistics Solutions, Ltd.....................   6,672      21,217
    Parker-Hannifin Corp................................. 103,631  17,518,821
    Park-Ohio Holdings Corp..............................  27,248   1,020,438
*   Patrick Industries, Inc..............................  62,144   3,806,320
*   Patriot Transportation Holding, Inc..................   3,354      71,440
    Pendrell Corp........................................     171     117,819
    Pentair P.L.C........................................ 194,772   8,696,570
*   Performant Financial Corp............................  78,261     168,261
*   Perma-Fix Environmental Services.....................   5,503      25,039
*   Perma-Pipe International Holdings, Inc...............   7,165      64,843
*   PGT Innovations, Inc................................. 155,144   3,723,456
    PICO Holdings, Inc...................................  43,884     530,996
*   Pioneer Power Solutions, Inc.........................   1,700       8,670
    Pitney Bowes, Inc.................................... 348,778   3,044,832
    Powell Industries, Inc...............................  31,897   1,169,025
#*  Power Solutions International, Inc...................   4,237      49,997
    Preformed Line Products Co...........................   5,244     460,423
    Primoris Services Corp............................... 113,934   3,077,357
*   Proto Labs, Inc......................................  35,120   4,377,708
    Quad/Graphics, Inc................................... 110,389   2,269,598
    Quanex Building Products Corp........................  82,031   1,451,949
*   Quanta Services, Inc................................. 290,156   9,885,615
*   Radiant Logistics, Inc...............................  87,447     348,914
    Raven Industries, Inc................................  54,019   2,095,937
    Raytheon Co.......................................... 177,053  35,061,806
#*  RBC Bearings, Inc....................................  39,263   5,708,055
    RCM Technologies, Inc................................   7,192      34,953
#*  Red Violet, Inc......................................   3,537      25,608
    Regal Beloit Corp....................................  87,071   7,483,752
    Reis, Inc............................................  18,136     387,204
    Republic Services, Inc............................... 249,830  18,107,678
    Resources Connection, Inc............................  62,215     989,219
#   REV Group, Inc.......................................  64,640   1,109,869
*   Revolution Lighting Technologies, Inc................   5,544      22,121
*   Rexnord Corp......................................... 221,032   6,684,008
*   Roadrunner Transportation Systems, Inc...............  46,553     101,951
    Robert Half International, Inc....................... 222,455  16,853,191
    Rockwell Automation, Inc............................. 111,304  20,876,178
    Rockwell Collins, Inc................................ 199,758  27,764,364
#   Rollins, Inc......................................... 170,172   9,349,250
    Roper Technologies, Inc..............................  48,664  14,691,662
*   Rush Enterprises, Inc., Class A......................  69,225   3,121,355
*   Rush Enterprises, Inc., Class B......................   7,381     332,071
    Ryder System, Inc.................................... 149,269  11,687,763
*   Saia, Inc............................................  56,779   4,278,298
#   Schneider National, Inc., Class B.................... 143,914   3,761,912
#   Scorpio Bulkers, Inc.................................  50,033     377,749
#*  Sensata Technologies Holding P.L.C................... 239,471  13,020,038
    Servotronics, Inc....................................     389       3,745
*   SIFCO Industries, Inc................................   3,251      16,743
    Simpson Manufacturing Co., Inc.......................  90,571   6,608,060

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
#*  SiteOne Landscape Supply, Inc........................  62,777 $ 5,597,197
    SkyWest, Inc......................................... 125,067   7,491,513
#   Snap-on, Inc.........................................  83,288  14,124,812
    Southwest Airlines Co................................ 529,313  30,784,844
*   SP Plus Corp.........................................  50,772   1,980,108
    Spartan Motors, Inc..................................  59,226     873,584
*   Sparton Corp.........................................  17,705     264,336
    Spirit AeroSystems Holdings, Inc., Class A........... 179,703  16,757,305
#*  Spirit Airlines, Inc................................. 155,695   6,763,391
*   SPX Corp.............................................  60,932   2,260,577
*   SPX FLOW, Inc........................................  94,518   4,491,495
    Standex International Corp...........................  24,446   2,533,828
    Stanley Black & Decker, Inc.......................... 104,470  15,615,131
    Steelcase, Inc., Class A............................. 192,878   2,652,073
#*  Stericycle, Inc...................................... 121,146   8,463,260
#*  Sterling Construction Co., Inc.......................  55,801     749,407
    Sun Hydraulics Corp..................................  52,981   2,758,191
#*  Sunrun, Inc..........................................  38,386     542,778
    Systemax, Inc........................................  70,159   3,137,510
#*  Team, Inc............................................  77,479   1,689,042
#*  Tecogen, Inc.........................................  14,098      46,664
*   Teledyne Technologies, Inc...........................  60,861  13,354,121
    Tennant Co...........................................  30,089   2,447,740
#   Terex Corp........................................... 164,575   7,261,049
    Tetra Tech, Inc...................................... 109,365   6,649,392
#*  Textainer Group Holdings, Ltd........................  50,784     807,466
    Textron, Inc......................................... 335,644  22,914,416
*   Thermon Group Holdings, Inc..........................  58,349   1,462,809
    Timken Co. (The)..................................... 148,490   7,313,132
    Titan International, Inc............................. 119,716   1,267,792
#*  Titan Machinery, Inc.................................  49,817     754,229
    Toro Co. (The)....................................... 166,679  10,032,409
*   TPI Composites, Inc..................................  33,870   1,043,873
*   Transcat, Inc........................................  11,702     267,391
#   TransDigm Group, Inc.................................  34,893  13,103,717
    TransUnion........................................... 153,691  11,127,228
*   Trex Co., Inc........................................  96,856   7,529,585
*   TriMas Corp.......................................... 100,110   2,963,256
*   TriNet Group, Inc.................................... 108,430   5,838,956
    Trinity Industries, Inc.............................. 311,663  11,874,360
    Triton International, Ltd............................ 179,207   6,308,086
#   Triumph Group, Inc................................... 119,805   2,497,934
*   TrueBlue, Inc........................................  85,535   2,313,722
#*  Tutor Perini Corp.................................... 111,841   2,069,059
*   Twin Disc, Inc.......................................  23,435     614,231
*   Ultralife Corp.......................................  26,332     264,637
    UniFirst Corp........................................  26,576   4,973,698
    Union Pacific Corp................................... 505,841  75,820,507
*   United Continental Holdings, Inc..................... 607,937  48,878,135
    United Parcel Service, Inc., Class B................. 526,636  63,138,390
*   United Rentals, Inc.................................. 139,680  20,784,384
    United Technologies Corp............................. 558,450  75,804,003
#*  Univar, Inc.......................................... 260,604   7,164,004
    Universal Forest Products, Inc....................... 125,775   4,633,551
    Universal Logistics Holdings, Inc....................  12,449     417,042
#   US Ecology, Inc......................................  45,047   3,054,187
*   USA Truck, Inc.......................................  18,153     396,098
*   USG Corp............................................. 270,442  11,688,503
    Valmont Industries, Inc..............................  45,457   6,348,070

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                          ------- --------------
INDUSTRIALS -- (Continued)
*   Vectrus, Inc.........................................  28,289 $      888,557
*   Verisk Analytics, Inc................................ 148,655     16,444,216
*   Veritiv Corp.........................................  11,560        442,748
    Viad Corp............................................  50,851      2,918,847
#*  Vicor Corp...........................................  15,288        879,824
    Virco Manufacturing Corp.............................  14,468         70,170
*   Volt Information Sciences, Inc.......................  23,404         88,935
    VSE Corp.............................................  23,132        996,989
#   Wabash National Corp................................. 145,289      2,876,722
*   WABCO Holdings, Inc..................................  57,799      7,264,178
#   Wabtec Corp.......................................... 111,657     12,318,000
*   WageWorks, Inc.......................................  65,757      3,471,970
    Waste Management, Inc................................ 307,915     27,712,350
#   Watsco, Inc..........................................  59,806     10,317,133
    Watsco, Inc., Class B................................   2,268        378,756
    Watts Water Technologies, Inc., Class A..............  53,750      4,598,313
#*  Welbilt, Inc......................................... 279,653      6,376,088
#   Werner Enterprises, Inc.............................. 163,568      6,092,908
*   Wesco Aircraft Holdings, Inc......................... 217,322      2,596,998
*   WESCO International, Inc............................. 111,098      6,776,978
#*  Willdan Group, Inc...................................  18,461        514,693
*   Williams Industrial Services.........................  12,367         33,886
*   Willis Lease Finance Corp............................   4,420        137,992
    Woodward, Inc........................................ 117,662      9,790,655
#   WW Grainger, Inc.....................................  63,081     21,861,351
#*  Xerium Technologies, Inc.............................   1,300         17,381
#*  XPO Logistics, Inc................................... 235,493     23,483,362
    Xylem, Inc........................................... 208,863     15,990,551
*   YRC Worldwide, Inc...................................  71,980        701,085
                                                                  --------------
TOTAL INDUSTRIALS........................................          3,272,637,981
                                                                  --------------
INFORMATION TECHNOLOGY -- (20.7%)
#*  2U, Inc..............................................  25,960      1,964,134
#*  3D Systems Corp......................................  50,584        615,607
    Accenture P.L.C., Class A............................ 529,501     84,365,394
#*  ACI Worldwide, Inc................................... 222,733      5,755,421
    Activision Blizzard, Inc............................. 346,005     25,403,687
*   Acxiom Corp.......................................... 139,057      5,637,371
*   ADDvantage Technologies Group, Inc...................   3,642          5,281
*   Adobe Systems, Inc................................... 255,800     62,589,144
    ADTRAN, Inc.......................................... 102,920      1,672,450
*   Advanced Energy Industries, Inc......................  88,936      5,446,441
#*  Advanced Micro Devices, Inc.......................... 833,099     15,270,705
*   Agilysys, Inc........................................  32,960        542,192
*   Airgain, Inc.........................................   2,010         19,979
*   Akamai Technologies, Inc............................. 216,569     16,298,983
#*  Alarm.com Holdings, Inc..............................  26,392      1,131,425
*   ALJ Regional Holdings, Inc...........................  22,320         46,202
    Alliance Data Systems Corp...........................  57,136     12,848,744
*   Alpha & Omega Semiconductor, Ltd.....................  55,119        736,390
*   Alphabet, Inc., Class A.............................. 120,930    148,407,715
*   Alphabet, Inc., Class C.............................. 127,904    155,692,423
#*  Ambarella, Inc.......................................  22,645        887,231
    Amdocs, Ltd.......................................... 141,569      9,567,233
    American Software, Inc., Class A.....................  42,920        642,083
*   Amkor Technology, Inc................................ 531,147      4,610,356
    Amphenol Corp., Class A.............................. 204,490     19,121,860
#*  Amtech Systems, Inc..................................  36,011        203,822
    Analog Devices, Inc.................................. 142,648     13,714,179

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
INFORMATION TECHNOLOGY -- (Continued)
#*  ANGI Homeservices, Inc., Class A.....................    58,666 $    921,643
*   Anixter International, Inc...........................    74,884    5,459,044
*   ANSYS, Inc...........................................    61,666   10,414,154
*   Appfolio, Inc., Class A..............................    19,619    1,416,492
    Apple, Inc........................................... 3,961,863  753,902,910
    Applied Materials, Inc...............................   735,546   35,769,602
#*  Applied Optoelectronics, Inc.........................    18,185      698,850
*   Arista Networks, Inc.................................    63,586   16,260,848
*   ARRIS International P.L.C............................   355,851    8,988,796
*   Arrow Electronics, Inc...............................   144,355   10,947,883
*   Aspen Technology, Inc................................   150,726   14,438,044
    AstroNova, Inc.......................................     9,734      176,185
#*  Asure Software, Inc..................................    18,562      261,539
#*  Atlassian Corp. P.L.C., Class A......................    34,839    2,522,692
*   Autodesk, Inc........................................    88,351   11,347,802
    Automatic Data Processing, Inc.......................   335,000   45,221,650
#*  AutoWeb, Inc.........................................    16,158       62,693
*   Aviat Networks, Inc..................................     3,930       59,932
#*  Avid Technology, Inc.................................    90,467      507,520
    Avnet, Inc...........................................   198,082    8,685,896
    AVX Corp.............................................   151,482    3,147,796
*   Aware, Inc...........................................    26,185       98,194
*   Axcelis Technologies, Inc............................    67,403    1,482,866
#*  AXT, Inc.............................................    92,451      698,005
#   Badger Meter, Inc....................................    49,618    2,587,579
    Bel Fuse, Inc., Class A..............................     1,700       33,320
    Bel Fuse, Inc., Class B..............................    17,612      396,270
#   Belden, Inc..........................................    91,241    5,907,855
    Benchmark Electronics, Inc...........................    78,535    1,900,547
    BK Technologies, Inc.................................     6,762       24,005
    Black Box Corp.......................................    36,076       49,424
*   Black Knight, Inc....................................   158,452    8,184,046
#   Blackbaud, Inc.......................................    61,870    6,175,245
    Booz Allen Hamilton Holding Corp.....................   227,592   10,758,274
#*  Bottomline Technologies de, Inc......................    23,728    1,278,939
    Broadcom, Inc........................................   215,710   47,838,007
    Broadridge Financial Solutions, Inc..................   160,983   18,187,859
#*  BroadVision, Inc.....................................     3,362        6,724
#   Brooks Automation, Inc...............................   133,781    4,091,023
*   BSQUARE Corp.........................................    18,279       42,042
    CA, Inc..............................................   580,754   25,675,134
    Cabot Microelectronics Corp..........................    45,057    5,427,116
*   CACI International, Inc., Class A....................    53,344    9,345,869
*   Cadence Design Systems, Inc..........................   259,421   11,437,872
#*  CalAmp Corp..........................................    32,902      748,850
*   Calix, Inc...........................................   102,448      722,258
#*  Carbonite, Inc.......................................    41,674    1,429,418
*   Cardtronics P.L.C., Class A..........................   113,077    2,863,110
#*  Cars.com, Inc........................................   168,122    4,769,621
    Cass Information Systems, Inc........................    21,369    1,439,202
    CCUR Holdings, Inc...................................     5,951       30,529
    CDK Global, Inc......................................   129,754    8,103,137
    CDW Corp.............................................   227,928   19,166,465
*   CEVA, Inc............................................    34,538    1,039,594
#*  Ciena Corp...........................................   282,420    7,173,468
*   Cirrus Logic, Inc....................................   140,171    6,063,797
    Cisco Systems, Inc................................... 2,718,780  114,977,206
#*  Cision, Ltd..........................................    42,654      643,222
*   Citrix Systems, Inc..................................   116,392   12,799,628

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
INFORMATION TECHNOLOGY -- (Continued)
*   Clearfield, Inc......................................     9,584 $    124,113
    ClearOne, Inc........................................     4,400       14,960
#   Cognex Corp..........................................   184,670    9,746,883
    Cognizant Technology Solutions Corp., Class A........   294,858   24,030,927
#*  Coherent, Inc........................................    41,073    6,491,998
#   Cohu, Inc............................................    50,994    1,284,029
*   CommScope Holding Co., Inc...........................   253,392    8,136,417
    Communications Systems, Inc..........................     7,990       28,844
*   CommVault Systems Inc................................       706       45,819
*   Computer Task Group, Inc.............................    21,488      129,358
*   comScore, Inc........................................     1,900       38,000
    Comtech Telecommunications Corp......................    63,666    2,139,178
*   Conduent, Inc........................................   361,006    6,483,668
#*  Control4 Corp........................................    21,023      534,615
    Convergys Corp.......................................   171,127    4,209,724
*   CoreLogic, Inc.......................................   174,810    8,513,247
    Corning, Inc.........................................   513,963   17,053,292
#*  Cray, Inc............................................    84,445    2,106,903
#*  Cree, Inc............................................   201,791    9,514,446
#   CSG Systems International, Inc.......................    74,882    3,045,451
    CSP, Inc.............................................     1,909       20,617
    CTS Corp.............................................    62,834    2,192,907
#*  CyberOptics Corp.....................................    12,288      230,400
#   Cypress Semiconductor Corp...........................   585,797   10,433,045
#   Daktronics, Inc......................................   107,233      921,131
*   DASAN Zhone Solutions, Inc...........................    17,343      160,770
*   Data I/O Corp........................................    13,075       66,290
*   Dell Technologies, Inc., Class V.....................   106,429    9,846,811
*   DHI Group, Inc.......................................   120,463      252,972
#   Diebold Nixdorf, Inc.................................   119,354    1,354,668
*   Digi International, Inc..............................    29,683      400,720
*   Diodes, Inc..........................................   110,710    4,113,984
    Dolby Laboratories, Inc., Class A....................   101,883    6,566,359
*   DSP Group, Inc.......................................    43,888      548,600
    DXC Technology Co....................................   179,230   15,187,950
*   eBay, Inc............................................   639,896   21,404,521
#   Ebix, Inc............................................    47,929    3,803,166
*   EchoStar Corp., Class A..............................    81,220    3,654,088
*   Edgewater Technology, Inc............................    16,123       82,550
*   eGain Corp...........................................     7,487       97,331
#*  Electro Scientific Industries, Inc...................    74,759    1,347,905
*   Electronic Arts, Inc.................................   182,746   23,528,547
#*  Electronics For Imaging, Inc.........................    86,183    2,940,564
#*  Ellie Mae, Inc.......................................    26,378    2,617,225
#*  EMCORE Corp..........................................    38,852      196,203
#*  Endurance International Group Holdings, Inc..........   130,498    1,070,084
    Entegris, Inc........................................   235,022    8,261,023
#*  Envestnet, Inc.......................................    19,414    1,137,660
*   EPAM Systems, Inc....................................    71,313    9,285,666
*   ePlus, Inc...........................................    31,035    3,061,603
*   Etsy, Inc............................................    23,004      939,943
#*  Euronet Worldwide, Inc...............................    88,415    8,128,875
    EVERTEC, Inc.........................................    77,471    1,805,074
*   Evolving Systems, Inc................................     9,237       24,016
*   ExlService Holdings, Inc.............................    67,610    4,032,260
*   Extreme Networks, Inc................................    37,846      321,691
*   F5 Networks, Inc.....................................    64,958   11,132,502
#*  Fabrinet.............................................    82,503    3,227,517
*   Facebook, Inc., Class A.............................. 1,288,938  222,444,920

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
INFORMATION TECHNOLOGY -- (Continued)
*   Fair Isaac Corp......................................    50,896 $ 10,253,508
*   FARO Technologies, Inc...............................    36,289    2,362,414
    Fidelity National Information Services, Inc..........   238,291   24,574,951
#*  Finisar Corp.........................................   254,809    4,293,532
*   Finjan Holdings, Inc.................................    56,458      225,832
*   First Data Corp., Class A............................   359,270    8,356,620
*   First Solar, Inc.....................................   178,527    9,345,888
*   Fiserv, Inc..........................................   318,356   24,029,511
#*  Fitbit, Inc., Class A................................   443,739    2,631,372
#*  FleetCor Technologies, Inc...........................    79,888   17,335,696
*   Flex, Ltd............................................ 1,004,906   14,028,488
    FLIR Systems, Inc....................................   226,269   13,259,363
*   FormFactor, Inc......................................   143,867    1,863,078
*   Fortinet, Inc........................................   113,277    7,126,256
*   Frequency Electronics, Inc...........................     8,537       70,857
#*  Gartner, Inc.........................................    80,736   10,934,076
    Genpact, Ltd.........................................   324,927    9,871,282
    Global Payments, Inc.................................   174,399   19,632,095
    GlobalSCAPE, Inc.....................................    22,654       83,140
*   Globant SA...........................................    12,124      672,155
*   Glu Mobile, Inc......................................   195,124    1,040,011
*   GoDaddy, Inc., Class A...............................   109,127    8,033,930
*   GrubHub, Inc.........................................    78,042    9,512,539
*   GSE Systems, Inc.....................................    10,738       31,677
*   GSI Technology, Inc..................................    35,264      241,558
#*  GTT Communications, Inc..............................   101,485    4,511,008
#*  Guidewire Software, Inc..............................    67,362    5,806,604
    Hackett Group, Inc. (The)............................    73,423    1,323,817
#*  Harmonic, Inc........................................   197,587      908,900
    Hewlett Packard Enterprise Co........................ 1,092,986   16,875,704
    HP, Inc.............................................. 1,061,481   24,498,981
#*  HubSpot, Inc.........................................    18,716    2,322,656
*   IAC/InterActiveCorp..................................   108,341   15,953,212
#*  Ichor Holdings, Ltd..................................    55,866    1,173,186
*   ID Systems, Inc......................................    14,427       98,104
*   Identiv, Inc.........................................     7,161       33,800
*   IEC Electronics Corp.................................     5,002       25,910
#*  II-VI, Inc...........................................   122,512    4,802,470
*   Immersion Corp.......................................     5,540       77,782
*   Imperva Inc..........................................     2,446      113,127
#*  Infinera Corp........................................   331,259    2,756,075
*   Information Services Group, Inc......................    27,953      114,607
*   Innodata, Inc........................................    13,032       15,117
#*  Inphi Corp...........................................    35,050    1,101,972
#*  Inseego Corp.........................................    23,600       44,368
*   Insight Enterprises, Inc.............................    69,324    3,484,917
*   Integrated Device Technology, Inc....................   185,692    6,393,376
    Intel Corp........................................... 4,520,919  217,456,204
    InterDigital, Inc....................................    91,150    7,515,317
#*  Internap Corp........................................    31,240      308,651
    International Business Machines Corp.................   724,501  105,001,930
*   inTEST Corp..........................................    11,556       83,781
*   Intevac, Inc.........................................    33,748      158,616
    Intuit, Inc..........................................   182,788   37,332,621
*   IPG Photonics Corp...................................    77,366   12,691,119
#*  Iteris, Inc..........................................     3,700       18,167
*   Itron, Inc...........................................    77,976    4,772,131
#   j2 Global, Inc.......................................   103,044    8,742,253
    Jabil, Inc...........................................   414,762   11,683,846

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
INFORMATION TECHNOLOGY -- (Continued)
    Jack Henry & Associates, Inc.........................    99,725 $ 13,432,957
    Juniper Networks, Inc................................   379,908   10,006,777
*   KEMET Corp...........................................   124,733    3,241,811
*   Key Tronic Corp......................................     8,234       66,531
*   Keysight Technologies, Inc...........................   252,629   14,652,482
*   Kimball Electronics, Inc.............................    24,551      499,613
    KLA-Tencor Corp......................................   150,299   17,648,109
#*  Knowles Corp.........................................   201,470    3,497,519
#*  Kopin Corp...........................................   100,510      307,561
    Kulicke & Soffa Industries, Inc......................   157,096    4,141,051
*   KVH Industries, Inc..................................    30,189      374,344
#   Lam Research Corp....................................   124,490   23,732,774
*   Lattice Semiconductor Corp...........................   206,422    1,587,385
*   Leaf Group, Ltd......................................    41,223      482,309
    Leidos Holdings, Inc.................................   192,590   13,177,008
*   LGL Group, Inc. (The)................................     1,687        9,194
#*  LightPath Technologies, Inc., Class A................     5,719       13,611
*   Limelight Networks, Inc..............................   162,351      724,085
*   Liquidity Services, Inc..............................    57,535      405,622
#   Littelfuse, Inc......................................    40,997    8,888,970
    LogMeIn, Inc.........................................    81,343    6,592,850
*   LRAD Corp............................................    20,627       56,312
#*  Lumentum Holdings, Inc...............................    67,939    3,549,813
*   Luna Innovations, Inc................................    33,283      112,829
*   Luxoft Holding, Inc..................................    24,053      914,014
#*  MACOM Technology Solutions Holdings, Inc.............    60,692    1,264,214
#*  MagnaChip Semiconductor Corp.........................    57,288      664,541
#*  Manhattan Associates, Inc............................   107,187    5,157,838
    ManTech International Corp., Class A.................    58,037    3,473,514
    Marchex, Inc., Class B...............................    65,059      198,430
#*  Marin Software, Inc..................................     2,700       14,985
    Marvell Technology Group, Ltd........................   580,118   12,362,315
    Mastercard, Inc., Class A............................   728,506  144,244,188
#*  Match Group, Inc.....................................    69,855    2,523,163
    Maxim Integrated Products, Inc.......................   196,876   12,036,999
    MAXIMUS, Inc.........................................   134,571    8,721,546
#*  MaxLinear, Inc.......................................    80,649    1,396,034
#*  Maxwell Technologies, Inc............................    30,742      141,106
#*  Meet Group, Inc.(The)................................   149,076      605,249
#   Mesa Laboratories, Inc...............................     4,842      979,198
    Methode Electronics, Inc.............................    76,679    3,009,651
#   Microchip Technology, Inc............................   166,167   15,524,983
*   Micron Technology, Inc............................... 1,308,943   69,099,101
    Microsoft Corp....................................... 5,151,344  546,454,571
*   MicroStrategy, Inc., Class A.........................    17,638    2,295,586
#*  Mimecast, Ltd........................................     4,125      148,129
    MKS Instruments, Inc.................................   106,828   10,073,880
*   MoneyGram International, Inc.........................    47,724      312,115
    Monolithic Power Systems, Inc........................    42,731    5,669,549
    Monotype Imaging Holdings, Inc.......................    66,789    1,379,193
    Motorola Solutions, Inc..............................   103,572   12,563,284
    MTS Systems Corp.....................................    34,038    1,855,922
*   Nanometrics, Inc.....................................    46,739    1,760,191
*   Napco Security Technologies, Inc.....................    21,110      333,538
    National Instruments Corp............................   159,351    6,981,167
#*  NCR Corp.............................................   280,538    7,832,621
#*  NeoPhotonics Corp....................................    73,915      470,839
    NetApp, Inc..........................................   297,563   23,067,084
#*  NETGEAR, Inc.........................................    65,563    4,317,324

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
INFORMATION TECHNOLOGY -- (Continued)
#*  NetScout Systems, Inc................................   193,229 $ 5,178,537
*   NetSol Technologies, Inc.............................    10,545      59,579
    Network-1 Technologies, Inc..........................    20,692      57,938
*   New Relic, Inc.......................................    26,792   2,617,578
#   NIC, Inc.............................................   112,239   1,840,720
*   Novanta, Inc.........................................    77,556   4,835,617
#*  Nuance Communications, Inc...........................   514,152   7,594,025
*   Nutanix, Inc., Class A...............................    54,489   2,663,967
    NVE Corp.............................................     5,036     537,946
    NVIDIA Corp..........................................   393,195  96,277,728
#*  Oclaro, Inc..........................................   209,772   1,774,671
#*  Okta, Inc............................................    36,811   1,827,666
*   ON Semiconductor Corp................................   740,416  16,326,173
#*  OneSpan, Inc.........................................    63,069   1,028,025
*   Optical Cable Corp...................................     3,696      14,045
    Oracle Corp.......................................... 1,546,136  73,719,764
#*  OSI Systems, Inc.....................................    34,722   2,769,427
*   Palo Alto Networks, Inc..............................    32,052   6,354,630
#*  PAR Technology Corp..................................    24,070     449,628
    Park Electrochemical Corp............................    34,412     760,849
    Paychex, Inc.........................................   261,314  18,035,892
#*  Paycom Software, Inc.................................    89,925   9,554,531
*   Paylocity Holding Corp...............................    53,641   3,111,178
*   PayPal Holdings, Inc.................................   454,110  37,300,595
    PC Connection, Inc...................................    33,890   1,147,176
#*  PCM, Inc.............................................    14,146     312,627
    PC-Tel, Inc..........................................    13,527      83,732
#*  PDF Solutions, Inc...................................    64,721     679,570
    Pegasystems, Inc.....................................    95,061   5,285,392
#*  Perceptron, Inc......................................     8,835      89,764
*   Perficient, Inc......................................    93,678   2,465,605
    Perspecta, Inc.......................................    89,315   1,938,135
*   PFSweb, Inc..........................................    29,497     283,761
*   Photronics, Inc......................................   163,238   1,469,142
*   Pixelworks, Inc......................................    33,493     109,187
    Plantronics, Inc.....................................    67,131   4,609,214
*   Plexus Corp..........................................    72,775   4,324,290
    Power Integrations, Inc..............................    46,507   3,325,250
*   Presidio, Inc........................................     2,983      41,643
*   PRGX Global, Inc.....................................    40,082     362,742
    Progress Software Corp...............................    85,388   3,141,425
*   Proofpoint, Inc......................................    24,563   2,801,410
#*  PTC, Inc.............................................    78,435   7,208,961
#*  Pure Storage, Inc., Class A..........................   106,152   2,299,252
    QAD, Inc., Class A...................................    14,038     699,092
    QAD, Inc., Class B...................................     1,959      76,401
#*  Qorvo, Inc...........................................   102,255   8,360,369
    QUALCOMM, Inc........................................   812,115  52,048,450
#*  Qualys, Inc..........................................    45,374   3,952,075
#*  Quantenna Communications, Inc........................     8,888     141,586
*   QuinStreet, Inc......................................    39,716     526,634
*   Qumu Corp............................................     6,460      15,827
#*  Quotient Technology Inc..............................     2,189      32,288
*   Rambus, Inc..........................................   240,326   2,970,429
*   RealNetworks, Inc....................................   129,142     463,620
#*  RealPage, Inc........................................   113,065   6,229,881
*   Red Hat, Inc.........................................   108,478  15,320,348
    RF Industries, Ltd...................................     4,931      49,063
*   Rhythmone P.L.C......................................    20,963      56,110

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
*   Ribbon Communications, Inc........................... 213,813 $ 1,450,721
    Richardson Electronics, Ltd..........................   9,355      85,692
*   RingCentral, Inc., Class A...........................  32,696   2,411,330
*   Rogers Corp..........................................  35,315   4,116,670
*   Rosetta Stone, Inc...................................  37,418     550,045
*   Rubicon Project, Inc. (The).......................... 100,461     289,328
*   Rudolph Technologies, Inc............................  61,205   1,750,463
    Sabre Corp........................................... 513,186  12,634,639
*   salesforce.com, Inc.................................. 165,538  22,703,537
*   Sanmina Corp......................................... 157,130   4,572,483
    Sapiens International Corp. NV.......................   4,191      43,251
*   ScanSource, Inc......................................  57,664   2,378,640
    Science Applications International Corp..............  99,595   8,402,830
*   Seachange International, Inc.........................  86,843     265,740
    Seagate Technology P.L.C............................. 284,827  14,987,597
*   Semtech Corp......................................... 128,584   6,101,311
*   ServiceNow, Inc......................................  50,177   8,829,145
*   ServiceSource International, Inc.....................  59,533     208,365
#*  Shutterstock, Inc....................................  52,229   2,406,190
#*  Sigma Designs, Inc...................................  69,199     418,654
*   Silicon Laboratories, Inc............................  47,208   4,496,562
    Skyworks Solutions, Inc.............................. 207,745  19,648,522
*   SMTC Corp............................................  10,077      24,991
#*  Snap, Inc., Class A.................................. 269,579   3,369,737
#*  SolarEdge Technologies, Inc.......................... 100,248   5,338,206
*   Splunk, Inc..........................................  50,188   4,823,067
*   SPS Commerce Inc.....................................   2,244     192,513
#*  Square, Inc., Class A................................  78,634   5,083,688
    SS&C Technologies Holdings, Inc...................... 220,780  11,716,795
*   Stamps.com, Inc......................................  39,336  10,266,696
*   StarTek, Inc.........................................  26,723     205,233
*   Steel Connect, Inc...................................  93,781     198,816
#*  Stratasys, Ltd....................................... 117,442   2,280,724
#*  Super Micro Computer, Inc............................ 107,614   2,378,269
*   Support.com, Inc.....................................   8,300      22,908
*   Sykes Enterprises, Inc...............................  94,123   2,791,688
    Symantec Corp........................................ 303,979   6,146,455
#*  Synacor, Inc.........................................   9,103      16,385
#*  Synaptics, Inc.......................................  69,492   3,482,244
#*  Synchronoss Technologies, Inc........................  69,499     293,981
    SYNNEX Corp..........................................  83,798   8,083,993
*   Synopsys, Inc........................................ 117,091  10,471,448
#*  Syntel, Inc.......................................... 143,096   5,808,267
*   Tableau Software, Inc., Class A......................  57,800   5,957,446
*   Take-Two Interactive Software, Inc................... 117,984  13,334,552
    TE Connectivity, Ltd................................. 227,878  21,322,544
*   Tech Data Corp.......................................  64,855   5,409,556
*   TechTarget, Inc......................................  22,585     641,866
#*  Telaria, Inc.........................................  66,662     248,649
*   Telenav, Inc.........................................  57,056     308,102
#*  Teradata Corp........................................ 260,120   9,959,995
#   Teradyne, Inc........................................ 305,204  13,200,073
    TESSCO Technologies, Inc.............................  14,267     264,653
    Texas Instruments, Inc............................... 769,161  85,623,002
#   TiVo Corp............................................ 223,612   2,716,886
    Total System Services, Inc........................... 177,644  16,261,532
#*  Trade Desk, Inc. (The), Class A......................  32,827   2,767,973
    TransAct Technologies, Inc...........................   8,492      93,837
    Travelport Worldwide, Ltd............................ 215,953   4,081,512

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES       VALUE+
                                                          --------- --------------
INFORMATION TECHNOLOGY -- (Continued)
#*  Travelzoo............................................    10,549 $      137,137
*   Trimble, Inc.........................................   188,873      6,667,217
#*  Trio-Tech International..............................     1,525          7,045
*   TrueCar Inc..........................................    51,141        568,688
*   TSR, Inc.............................................       210          1,428
    TTEC Holdings, Inc...................................    77,397      2,488,314
#*  TTM Technologies, Inc................................   223,697      3,883,380
#*  Twilio Inc...........................................    34,704      2,009,015
*   Twitter, Inc.........................................   418,481     13,336,989
*   Tyler Technologies, Inc..............................    26,725      6,012,858
#*  Ubiquiti Networks, Inc...............................   132,400     10,933,592
#*  Ultimate Software Group, Inc. (The)..................    21,920      6,069,429
#*  Ultra Clean Holdings, Inc............................    85,114      1,142,230
#*  Unisys Corp..........................................    67,045        861,528
#   Universal Display Corp...............................    61,735      5,945,080
*   Veeco Instruments, Inc...............................   110,013      1,611,690
*   VeriFone Systems, Inc................................   186,650      4,274,285
*   Verint Systems, Inc..................................   108,200      4,858,180
*   VeriSign, Inc........................................    64,384      9,350,488
    Versum Materials, Inc................................   183,418      7,070,764
#*  ViaSat, Inc..........................................    88,635      6,234,586
#*  Viavi Solutions, Inc.................................   378,130      3,826,676
*   Virtusa Corp.........................................    61,139      3,229,973
#   Visa, Inc., Class A.................................. 1,178,103    161,093,804
#   Vishay Intertechnology, Inc..........................   270,925      6,773,125
*   Vishay Precision Group, Inc..........................    22,685        905,131
*   VMware, Inc., Class A................................    30,814      4,455,396
    Wayside Technology Group, Inc........................     4,700         63,450
*   Web.com Group, Inc...................................   134,008      3,370,301
*   Westell Technologies, Inc., Class A..................     3,500          9,625
    Western Digital Corp.................................   233,530     16,382,129
#   Western Union Co. (The)..............................   423,281      8,533,345
*   WEX, Inc.............................................    74,225     14,089,389
*   Wireless Telecom Group, Inc..........................    10,217         21,456
#*  Workday, Inc., Class A...............................    38,293      4,749,098
*   Worldpay, Inc., Class A..............................   127,042     10,441,582
*   Xcerra Corp..........................................   101,217      1,441,330
    Xerox Corp...........................................   362,305      9,409,061
    Xilinx, Inc..........................................   188,062     13,553,628
*   XO Group, Inc........................................    42,566      1,199,510
#   Xperi Corp...........................................    98,082      1,633,065
#*  Yelp, Inc............................................   112,841      4,161,576
*   Zebra Technologies Corp., Class A....................   138,103     19,048,547
*   Zedge, Inc., Class B.................................    13,473         40,015
*   Zendesk, Inc.........................................    49,842      2,714,894
#*  Zillow Group, Inc., Class C..........................    96,804      5,391,983
#*  Zillow Group, Inc., Class A..........................    61,733      3,479,889
*   Zix Corp.............................................    61,620        329,051
*   Zynga, Inc., Class A................................. 1,330,667      5,043,228
                                                                    --------------
TOTAL INFORMATION TECHNOLOGY.............................            5,301,981,247
                                                                    --------------
MATERIALS -- (4.0%)
    A Schulman, Inc......................................    47,725      2,068,879
#   Advanced Emissions Solutions, Inc....................     5,237         59,440
*   AdvanSix, Inc........................................    85,425      3,457,150
    Air Products & Chemicals, Inc........................   105,539     17,326,338
#*  AK Steel Holding Corp................................   626,505      2,900,718
#   Albemarle Corp.......................................   126,225     11,890,395
*   Alcoa Corp...........................................   332,293     14,378,318

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
MATERIALS -- (Continued)
#*  Allegheny Technologies, Inc..........................   200,768 $ 5,581,350
*   American Biltrite, Inc...............................        17       9,002
    American Vanguard Corp...............................    52,596   1,141,333
#*  Ampco-Pittsburgh Corp................................    24,691     260,490
    AptarGroup, Inc......................................   119,945  12,285,966
#   Ashland Global Holdings, Inc.........................   103,174   8,471,617
    Avery Dennison Corp..................................   121,392  13,921,235
#*  Axalta Coating Systems, Ltd..........................   304,326   9,205,862
#   Balchem Corp.........................................    51,496   5,164,534
#   Ball Corp............................................   394,270  15,364,702
    Bemis Co., Inc.......................................   205,396   9,429,730
*   Berry Global Group, Inc..............................   166,395   8,128,396
    Boise Cascade Co.....................................    87,693   3,792,722
    Cabot Corp...........................................   126,488   8,360,857
#   Carpenter Technology Corp............................   108,011   5,915,762
    Celanese Corp., Series A.............................   155,423  18,357,011
#*  Century Aluminum Co..................................   197,146   2,525,440
    CF Industries Holdings, Inc..........................   330,442  14,678,234
    Chase Corp...........................................    19,734   2,437,149
    Chemours Co. (The)...................................   216,580   9,921,530
*   Clearwater Paper Corp................................    35,395     799,927
#*  Cleveland-Cliffs, Inc................................   513,390   5,539,478
*   Coeur Mining, Inc....................................   405,555   2,838,885
    Commercial Metals Co.................................   259,648   5,800,536
#   Compass Minerals International, Inc..................    74,908   5,082,508
*   Contango ORE, Inc....................................       833      18,743
    Core Molding Technologies, Inc.......................    12,521     168,407
#*  Crown Holdings, Inc..................................   130,634   5,913,801
    Domtar Corp..........................................   140,090   6,755,140
    DowDuPont, Inc....................................... 1,175,097  80,811,421
    Eagle Materials, Inc.................................    97,681   9,704,607
    Eastman Chemical Co..................................   253,864  26,305,388
    Ecolab, Inc..........................................   149,649  21,055,614
*   Ferro Corp...........................................   174,620   3,932,442
    Ferroglobe P.L.C.....................................   276,176   2,250,834
#*  Flotek Industries, Inc...............................   157,642     488,690
    FMC Corp.............................................   107,859   9,694,367
    Freeport-McMoRan, Inc................................ 1,714,685  28,292,303
    Friedman Industries, Inc.............................     7,421      77,104
    FutureFuel Corp......................................    67,469     928,373
*   GCP Applied Technologies, Inc........................   110,854   3,231,394
#   Gold Resource Corp...................................   134,351     879,999
    Graphic Packaging Holding Co.........................   923,497  13,418,411
    Greif, Inc., Class A.................................    65,274   3,554,169
    Greif, Inc., Class B.................................    18,309   1,059,176
    Hawkins, Inc.........................................    23,658     882,443
    Haynes International, Inc............................    33,044   1,403,048
#   HB Fuller Co.........................................   102,295   5,798,081
#   Hecla Mining Co......................................   895,700   2,866,240
    Huntsman Corp........................................   581,046  19,482,472
*   Ingevity Corp........................................    65,136   6,492,105
    Innophos Holdings, Inc...............................    42,873   1,937,002
    Innospec, Inc........................................    47,974   3,883,495
#   International Flavors & Fragrances, Inc..............    56,870   7,550,061
    International Paper Co...............................   342,958  18,427,133
*   Intrepid Potash, Inc.................................   277,933   1,186,774
    Kaiser Aluminum Corp.................................    20,375   2,274,258
    KapStone Paper and Packaging Corp....................   230,683   8,023,155
    KMG Chemicals, Inc...................................    29,580   2,123,844

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
MATERIALS -- (Continued)
*   Koppers Holdings, Inc................................  40,044 $ 1,503,652
*   Kraton Corp..........................................  88,413   4,251,781
    Kronos Worldwide, Inc................................ 173,874   3,953,895
    Louisiana-Pacific Corp............................... 327,256   8,809,732
#*  LSB Industries, Inc..................................  47,327     310,938
    LyondellBasell Industries NV, Class A................ 237,900  26,356,941
#   Martin Marietta Materials, Inc.......................  63,571  12,677,329
    Materion Corp........................................  44,374   2,782,250
#   McEwen Mining, Inc................................... 136,545     305,861
    Mercer International, Inc............................ 158,779   2,850,083
    Minerals Technologies, Inc...........................  75,218   5,686,481
    Mosaic Co. (The)..................................... 323,125   9,729,294
    Myers Industries, Inc................................  95,747   2,063,348
    Neenah, Inc..........................................  40,887   3,589,879
#   NewMarket Corp.......................................  26,386  10,803,484
    Newmont Mining Corp.................................. 527,986  19,366,526
    Northern Technologies International Corp.............   5,122     194,124
    Nucor Corp........................................... 459,995  30,787,465
    Olin Corp............................................ 386,022  11,391,509
    Olympic Steel, Inc...................................  25,789     570,195
*   OMNOVA Solutions, Inc................................  93,798     877,011
*   Owens-Illinois, Inc.................................. 451,022   8,425,091
    Packaging Corp. of America........................... 156,095  17,623,126
    PH Glatfelter Co.....................................  81,926   1,341,129
#*  Platform Specialty Products Corp..................... 482,349   5,961,834
    PolyOne Corp......................................... 204,255   9,160,837
    PPG Industries, Inc.................................. 155,784  17,239,057
*   PQ Group Holdings, Inc...............................   6,030     108,661
    Praxair, Inc......................................... 174,232  29,183,860
#   Quaker Chemical Corp.................................  21,876   3,883,865
#   Rayonier Advanced Materials, Inc..................... 112,054   2,021,454
    Reliance Steel & Aluminum Co......................... 137,225  12,377,695
*   Resolute Forest Products, Inc........................  48,302     490,265
#   Royal Gold, Inc......................................  98,036   8,294,826
#   RPM International, Inc............................... 240,436  15,476,865
*   Ryerson Holding Corp.................................  66,324     766,042
#   Schnitzer Steel Industries, Inc., Class A............  62,137   2,047,414
    Schweitzer-Mauduit International, Inc................  68,134   2,826,880
#   Scotts Miracle-Gro Co. (The)......................... 143,379  11,388,594
#   Sealed Air Corp...................................... 180,079   7,936,082
#   Sensient Technologies Corp...........................  93,795   6,505,621
    Sherwin-Williams Co. (The)...........................  59,393  26,176,277
    Silgan Holdings, Inc................................. 305,248   8,397,372
    Sonoco Products Co................................... 224,838  12,550,457
    Southern Copper Corp.................................  72,234   3,565,470
    Steel Dynamics, Inc.................................. 438,405  20,644,491
    Stepan Co............................................  51,079   4,473,499
#*  Summit Materials, Inc., Class A...................... 219,465   5,508,572
*   SunCoke Energy, Inc.................................. 202,570   2,311,324
    Synalloy Corp........................................  15,982     345,211
#*  TimkenSteel Corp..................................... 104,810   1,456,859
*   Trecora Resources....................................  35,527     532,905
    Tredegar Corp........................................  55,090   1,435,095
    Trinseo SA........................................... 109,697   8,194,366
    Tronox, Ltd., Class A................................ 182,285   3,363,158
*   UFP Technologies, Inc................................   5,629     184,068
    United States Lime & Minerals, Inc...................   9,696     753,379
    United States Steel Corp............................. 358,043  13,043,506
*   Universal Stainless & Alloy Products, Inc............  17,881     534,821

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES       VALUE+
                                                          --------- --------------
MATERIALS -- (Continued)
#*  US Concrete, Inc.....................................    46,716 $    2,359,158
    Valhi, Inc...........................................    66,024        353,889
#   Valvoline, Inc.......................................   344,015      7,771,299
*   Verso Corp., Class A.................................    68,831      1,436,503
#   Vulcan Materials Co..................................   129,107     14,459,984
#   Warrior Met Coal, Inc................................    66,836      1,729,047
#   Westlake Chemical Corp...............................   111,787     11,985,802
    WestRock Co..........................................   191,734     11,116,737
    Worthington Industries, Inc..........................   134,847      6,313,537
    WR Grace & Co........................................    99,641      7,359,484
                                                                    --------------
TOTAL MATERIALS..........................................            1,028,243,234
                                                                    --------------
REAL ESTATE -- (0.3%)
    Alexander & Baldwin, Inc.............................   153,885      3,685,546
#*  Altisource Asset Management Corp.....................       909         59,585
#*  Altisource Portfolio Solutions SA....................    24,863        828,186
    Capital Properties, Inc., Class A....................       600          9,660
*   CBRE Group, Inc., Class A............................   337,871     16,825,976
    CKX Lands, Inc.......................................       743          7,983
#   Consolidated-Tomoka Land Co..........................     9,953        652,021
*   CorePoint Lodging, Inc...............................    82,708      2,089,204
#*  Forestar Group, Inc..................................     7,963        180,760
*   FRP Holdings, Inc....................................    16,029      1,041,885
    Griffin Industrial Realty, Inc.......................     5,265        219,077
    HFF, Inc., Class A...................................   121,777      5,481,183
#*  Howard Hughes Corp. (The)............................    66,665      9,036,441
*   InterGroup Corp. (The)...............................       200          5,910
    Jones Lang LaSalle, Inc..............................    71,124     12,162,915
#   Kennedy-Wilson Holdings, Inc.........................   271,126      5,666,533
*   Marcus & Millichap, Inc..............................    84,615      3,402,369
#*  Maui Land & Pineapple Co., Inc.......................    14,194        180,973
*   Rafael Holdings, Inc., Class B.......................    23,666        215,361
    RE/MAX Holdings, Inc., Class A.......................    30,772      1,563,217
#   Realogy Holdings Corp................................   285,591      6,245,875
    RMR Group, Inc. (The), Class A.......................    19,631      1,703,971
#*  St Joe Co. (The).....................................   114,941      2,028,709
*   Stratus Properties, Inc..............................    14,297        440,348
*   Tejon Ranch Co.......................................    64,473      1,508,668
#*  Trinity Place Holdings, Inc..........................    53,127        341,607
                                                                    --------------
TOTAL REAL ESTATE........................................               75,583,963
                                                                    --------------
TELECOMMUNICATIONS SERVICES -- (1.8%)
*   Alaska Communications Systems Group, Inc.............    54,548         87,822
    AT&T, Inc............................................ 6,130,179    195,981,823
#   ATN International, Inc...............................    38,595      2,465,449
*   Boingo Wireless, Inc.................................    88,800      2,052,168
#   CenturyLink, Inc..................................... 1,295,601     24,318,431
#*  Cincinnati Bell, Inc.................................    78,883      1,053,088
#   Cogent Communications Holdings, Inc..................    84,378      4,383,437
#   Consolidated Communications Holdings, Inc............   184,963      2,356,429
#   Frontier Communications Corp.........................    51,423        268,428
    IDT Corp., Class B...................................    47,332        248,493
#*  Iridium Communications, Inc..........................   105,165      1,819,354
#*  ORBCOMM, Inc.........................................   128,915      1,232,427
*   pdvWireless, Inc.....................................       884         26,432
    Shenandoah Telecommunications Co.....................   122,487      4,042,071
    Spok Holdings, Inc...................................    24,009        348,130
#*  Sprint Corp..........................................   736,287      3,998,038

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
TELECOMMUNICATIONS SERVICES -- (Continued)
    Telephone & Data Systems, Inc........................   232,567 $  5,872,317
*   T-Mobile US, Inc.....................................   254,957   15,297,420
*   United States Cellular Corp..........................    55,970    1,923,129
    Verizon Communications, Inc.......................... 3,251,730  167,919,337
*   Vonage Holdings Corp.................................   380,381    4,872,681
#   Windstream Holdings, Inc.............................    18,855       66,370
*   Zayo Group Holdings, Inc.............................   387,514   14,372,894
                                                                    ------------
TOTAL TELECOMMUNICATIONS SERVICES........................            455,006,168
                                                                    ------------
UTILITIES -- (2.3%)
    AES Corp.............................................   618,512    8,263,320
    ALLETE, Inc..........................................    90,543    7,019,799
    Alliant Energy Corp..................................   177,982    7,647,887
    Ameren Corp..........................................   156,693    9,724,368
    American Electric Power Co., Inc.....................   223,245   15,881,649
#   American States Water Co.............................    62,676    3,768,081
    American Water Works Co., Inc........................   103,015    9,091,074
#   Aqua America, Inc....................................   314,852   11,630,633
    Artesian Resources Corp., Class A....................    12,735      469,794
    Atlantica Yield PLC..................................   174,247    3,580,776
    Atmos Energy Corp....................................   109,696   10,077,772
#   Avangrid, Inc........................................    73,223    3,665,543
#   Avista Corp..........................................   102,979    5,208,678
#   Black Hills Corp.....................................    97,309    5,835,621
#   California Water Service Group.......................    85,065    3,496,171
    CenterPoint Energy, Inc..............................   293,921    8,370,870
    Chesapeake Utilities Corp............................    29,328    2,459,153
    CMS Energy Corp......................................   162,183    7,839,926
    Connecticut Water Service, Inc.......................    20,571    1,325,184
    Consolidated Edison, Inc.............................   135,135   10,666,206
    Consolidated Water Co., Ltd..........................    26,390      370,779
#   Dominion Energy, Inc.................................   295,204   21,169,079
    DTE Energy Co........................................   118,155   12,824,544
    Duke Energy Corp.....................................   332,283   27,120,938
    Edison International.................................   143,214    9,542,349
    El Paso Electric Co..................................    71,913    4,480,180
    Entergy Corp.........................................   106,755    8,677,046
    Evergy, Inc..........................................   372,243   20,879,110
    Eversource Energy....................................   196,544   11,934,152
    Exelon Corp..........................................   428,288   18,202,240
#   FirstEnergy Corp.....................................   261,583    9,267,886
#   Genie Energy, Ltd., Class B..........................    33,098      172,110
#   Hawaiian Electric Industries, Inc....................   189,456    6,663,168
#   IDACORP, Inc.........................................    88,451    8,335,622
    MDU Resources Group, Inc.............................   343,412    9,958,948
    MGE Energy, Inc......................................    62,564    4,004,096
    Middlesex Water Co...................................    31,992    1,416,926
#   National Fuel Gas Co.................................   150,700    8,092,590
#   New Jersey Resources Corp............................   156,029    7,216,341
    NextEra Energy, Inc..................................   236,040   39,546,142
    NiSource, Inc........................................   311,786    8,162,557
#   Northwest Natural Gas Co.............................    49,569    3,229,420
    NorthWestern Corp....................................    88,066    5,224,956
    NRG Energy, Inc......................................   543,156   17,201,750
#   NRG Yield, Inc., Class A.............................    60,894    1,125,321
    NRG Yield, Inc., Class C.............................   113,700    2,114,820
    OGE Energy Corp......................................   283,640   10,279,114
    ONE Gas, Inc.........................................    92,867    7,154,474
#   Ormat Technologies, Inc..............................    97,730    5,301,852

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                              SHARES        VALUE+
                                                            ----------- ---------------
UTILITIES -- (Continued)
      Otter Tail Corp......................................      69,801 $     3,378,368
#     Pattern Energy Group, Inc., Class A..................     172,755       3,208,060
      PG&E Corp............................................     231,480       9,972,158
      Pinnacle West Capital Corp...........................      82,601       6,643,598
      PNM Resources, Inc...................................     140,201       5,516,909
      Portland General Electric Co.........................     155,113       7,035,926
#     PPL Corp.............................................     325,133       9,354,076
      Public Service Enterprise Group, Inc.................     217,916      11,235,749
*     Pure Cycle Corp......................................      27,642         299,916
      RGC Resources, Inc...................................       7,813         221,655
      SCANA Corp...........................................      86,628       3,464,254
#     Sempra Energy........................................     102,732      11,874,792
      SJW Corp.............................................      36,170       2,339,476
#     South Jersey Industries, Inc.........................     153,319       5,202,114
#     Southern Co. (The)...................................     469,644      22,824,698
      Southwest Gas Holdings, Inc..........................      82,487       6,450,483
#     Spark Energy, Inc., Class A..........................      18,700         159,885
      Spire, Inc...........................................      84,249       6,032,228
      UGI Corp.............................................     245,196      13,029,715
      Unitil Corp..........................................      29,333       1,493,343
      Vectren Corp.........................................     145,985      10,433,548
*     Vistra Energy Corp...................................     454,756      10,277,486
#     WEC Energy Group, Inc................................     193,857      12,866,289
      Xcel Energy, Inc.....................................     239,387      11,217,675
      York Water Co. (The).................................      20,352         630,912
                                                                        ---------------
TOTAL UTILITIES............................................                 600,854,328
                                                                        ---------------
TOTAL COMMON STOCKS........................................              24,062,363,261
                                                                        ---------------
RIGHTS/WARRANTS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
>>    Media General, Inc. Contingent Value Rights..........      34,446           3,445
                                                                        ---------------
HEALTHCARE -- (0.0%)
>>    DYAX Corp. CVR.......................................      53,451         180,130
                                                                        ---------------
INFORMATION TECHNOLOGY -- (0.0%)
*>>   SMTC Corp. Rights....................................       3,359             772
                                                                        ---------------
TOTAL RIGHTS/WARRANTS......................................                     184,347
                                                                        ---------------
PREFERRED STOCKS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
      GCI Liberty, Inc.....................................      15,532         386,281
                                                                        ---------------
TOTAL INVESTMENT SECURITIES................................              24,062,933,889
                                                                        ---------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S. Government Money
        Market Fund, 1.830%................................ 211,156,815     211,156,814
                                                                        ---------------
SECURITIES LENDING COLLATERAL -- (5.3%)
@(S)  DFA Short Term Investment Fund....................... 116,384,469   1,346,684,694
                                                                        ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $16,721,268,015)^^.................................             $25,620,775,397
                                                                        ===============

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

At July 31, 2018, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

                                                                             UNREALIZED
                          NUMBER OF EXPIRATION                              APPRECIATION
DESCRIPTION               CONTRACTS    DATE    NOTIONAL VALUE MARKET VALUE (DEPRECIATION)
-----------               --------- ---------- -------------- ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index...   1,435    09/21/18   $199,457,430  $202,126,925   $2,669,495
                                                ------------  ------------   ----------
TOTAL FUTURES CONTRACTS..                       $199,457,430  $202,126,925   $2,669,495
                                                ============  ============   ==========

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                -------------------------------------------------------
                                    LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                ---------------- -------------- ------- ---------------
Common Stocks
   Consumer Discretionary...... $  3,829,567,737 $          225   --    $ 3,829,567,962
   Consumer Staples............    1,430,358,173             --   --      1,430,358,173
   Energy......................    1,441,813,375             --   --      1,441,813,375
   Financials..................    3,710,149,438         35,411   --      3,710,184,849
   Healthcare..................    2,916,131,981             --   --      2,916,131,981
   Industrials.................    3,272,637,981             --   --      3,272,637,981
   Information Technology......    5,301,981,247             --   --      5,301,981,247
   Materials...................    1,028,243,234             --   --      1,028,243,234
   Real Estate.................       75,583,963             --   --         75,583,963
   Telecommunications Services.      455,006,168             --   --        455,006,168
   Utilities...................      600,854,328             --   --        600,854,328
Preferred Stocks
   Consumer Discretionary......          386,281             --   --            386,281
Rights/Warrants
   Healthcare..................               --        180,130   --            180,130
   Consumer Discretionary......               --          3,445   --              3,445
   Information Technology......               --            772   --                772
Temporary Cash Investments.....      211,156,814             --   --        211,156,814
Securities Lending Collateral..               --  1,346,684,694   --      1,346,684,694
Futures Contracts**............        2,669,495             --   --          2,669,495
                                ---------------- --------------   --    ---------------
TOTAL.......................... $24,276,540,215  $1,346,904,677   --    $25,623,444,892
                                ================ ==============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                         U.S. CORE EQUITY 2 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                          SHARES     VALUE+
                                                          ------- ------------
COMMON STOCKS -- (93.9%)
CONSUMER DISCRETIONARY -- (14.2%)
*   1-800-Flowers.com, Inc., Class A..................... 116,597 $  1,690,656
    A.H. Belo Corp., Class A.............................  49,061      215,868
    Aaron's, Inc......................................... 205,777    8,912,202
#   Abercrombie & Fitch Co., Class A..................... 239,434    5,672,191
#   Acushnet Holdings Corp...............................  56,015    1,353,883
#   Adient P.L.C......................................... 156,028    7,431,614
*   Adtalem Global Education, Inc........................ 207,312   11,308,870
    Advance Auto Parts, Inc..............................  84,420   11,922,637
*   Amazon.com, Inc...................................... 219,288  389,771,263
#   AMC Entertainment Holdings, Inc., Class A............ 113,714    1,853,538
#*  AMC Networks, Inc., Class A..........................  88,329    5,325,355
    AMCON Distributing Co................................   1,168       97,528
#*  American Axle & Manufacturing Holdings, Inc.......... 393,588    6,580,791
    American Eagle Outfitters, Inc....................... 708,266   17,834,138
*   American Outdoor Brands Corp......................... 206,427    1,954,864
*   American Public Education, Inc.......................  52,951    2,335,139
*   America's Car-Mart, Inc..............................  29,005    1,856,320
    Aptiv P.L.C..........................................  92,733    9,094,325
    Aramark.............................................. 455,604   18,319,837
    Ark Restaurants Corp.................................   6,216      139,860
*   Asbury Automotive Group, Inc......................... 107,813    7,579,254
#*  Ascena Retail Group, Inc............................. 662,728    2,438,839
*   Ascent Capital Group, Inc., Class A..................  34,102       98,214
#*  At Home Group, Inc................................... 133,303    4,834,900
#   Autoliv, Inc......................................... 101,573   10,407,170
#*  AutoNation, Inc...................................... 297,776   14,451,069
*   AutoZone, Inc........................................   9,549    6,737,106
#*  AV Homes, Inc........................................  32,455      699,405
*   Ballantyne Strong, Inc...............................  31,283      168,928
*   Barnes & Noble Education, Inc........................ 161,574      908,046
#   Barnes & Noble, Inc.................................. 249,766    1,523,573
    Bassett Furniture Industries, Inc....................  14,448      361,200
    BBX Capital Corp.....................................  23,328      203,420
#   Beasley Broadcast Group, Inc., Class A...............  20,574      132,702
#*  Beazer Homes USA, Inc................................ 113,873    1,458,713
#   Bed Bath & Beyond, Inc............................... 493,975    9,252,152
#*  Belmond, Ltd., Class A............................... 368,267    4,143,004
    Best Buy Co., Inc.................................... 499,487   37,476,510
#   Big 5 Sporting Goods Corp............................  53,318      343,901
#   Big Lots, Inc........................................ 230,147    9,995,284
#*  Biglari Holdings, Inc., Class A......................     156      152,478
#*  Biglari Holdings, Inc., Class B......................   1,568      297,026
    BJ's Restaurants, Inc................................  85,019    5,377,452
    Bloomin' Brands, Inc................................. 446,148    8,628,502
#*  Bojangles', Inc...................................... 115,235    1,515,340
*   Booking Holdings, Inc................................  25,254   51,233,295
#*  Boot Barn Holdings, Inc..............................  94,067    2,200,227
    BorgWarner, Inc...................................... 290,662   13,376,265
#*  Boston Omaha Corp., Class A..........................     923       18,423
    Bowl America, Inc., Class A..........................   3,937       58,268
#   Boyd Gaming Corp.....................................  77,977    2,912,441
*   Bridgepoint Education, Inc........................... 116,596    1,528,574
*   Bright Horizons Family Solutions, Inc................ 102,325   10,947,752
#   Brinker International, Inc...........................  85,112    4,014,733

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
CONSUMER DISCRETIONARY -- (Continued)
    Brunswick Corp.......................................   269,306 $ 17,316,376
#   Buckle, Inc. (The)...................................    38,775      932,539
#*  Build-A-Bear Workshop, Inc...........................    67,264      544,838
*   Burlington Stores, Inc...............................    62,831    9,601,205
#   Cable One, Inc.......................................    13,616    9,856,078
#*  Caesars Entertainment Corp...........................    21,729      245,538
*   CafePress, Inc.......................................     9,095       11,005
    Caleres, Inc.........................................   147,819    4,950,458
#   Callaway Golf Co.....................................   279,733    5,382,063
*   Cambium Learning Group, Inc..........................   115,387    1,368,490
#   Camping World Holdings, Inc., Class A................     5,293      117,346
    Capella Education Co.................................    47,682    4,958,928
*   Career Education Corp................................   254,762    4,687,621
#*  CarMax, Inc..........................................   343,755   25,671,623
    Carnival Corp........................................   238,796   14,146,275
#   Carriage Services, Inc...............................    54,618    1,364,904
*   Carrols Restaurant Group, Inc........................   151,163    2,191,863
    Carter's, Inc........................................   121,352   12,721,330
#*  Carvana Co...........................................     8,296      356,728
    Cato Corp. (The), Class A............................    79,357    1,975,989
*   Cavco Industries, Inc................................    18,915    4,018,492
#   CBS Corp., Class A...................................    14,126      769,867
    CBS Corp., Class B...................................   217,673   11,464,837
#*  Central European Media Enterprises, Ltd., Class A....    18,678       72,377
*   Century Communities, Inc.............................    99,609    3,038,074
*   Charter Communications, Inc., Class A................   212,965   64,864,880
#   Cheesecake Factory, Inc. (The).......................   180,742   10,126,974
    Chico's FAS, Inc.....................................   491,524    4,276,259
#   Children's Place, Inc. (The).........................    98,877   12,151,983
#*  Chipotle Mexican Grill, Inc..........................    18,855    8,176,659
    Choice Hotels International, Inc.....................    71,356    5,537,226
#*  Christopher & Banks Corp.............................    66,361       65,366
#   Churchill Downs, Inc.................................     4,818    1,377,707
#*  Chuy's Holdings, Inc.................................    58,889    1,863,837
#   Cinemark Holdings, Inc...............................   414,604   14,892,576
    Citi Trends, Inc.....................................    47,540    1,350,611
*   Clarus Corp..........................................    93,318      839,862
    Clear Channel Outdoor Holdings, Inc., Class A........    55,873      248,635
    Collectors Universe, Inc.............................     8,599      116,087
    Columbia Sportswear Co...............................   152,949   13,303,504
    Comcast Corp., Class A............................... 5,784,188  206,958,247
#*  Conn's, Inc..........................................    56,833    1,926,639
#   Cooper Tire & Rubber Co..............................   208,906    5,964,266
*   Cooper-Standard Holdings, Inc........................    70,303    9,476,844
    Core-Mark Holding Co., Inc...........................   108,676    2,627,786
#   Cracker Barrel Old Country Store, Inc................    64,779    9,489,800
*   Crocs, Inc...........................................   186,295    3,373,802
#   Crown Crafts, Inc....................................    22,116      117,215
    CSS Industries, Inc..................................     8,600      137,170
    Culp, Inc............................................    43,461    1,077,833
#*  Daily Journal Corp...................................       426      100,016
    Dana, Inc............................................   602,666   12,866,919
    Darden Restaurants, Inc..............................   165,526   17,701,350
#*  Dave & Buster's Entertainment, Inc...................   168,132    8,263,688
#*  DavidsTea, Inc.......................................     1,035        2,743
*   Deckers Outdoor Corp.................................   101,871   11,494,105
*   Del Frisco's Restaurant Group, Inc...................    66,549      568,994
*   Del Taco Restaurants, Inc............................   126,197    1,632,989
    Delphi Technologies P.L.C............................   145,180    6,557,781

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
*   Delta Apparel, Inc...................................    15,491 $   256,221
*   Denny's Corp.........................................   151,857   2,209,519
*   Destination Maternity Corp...........................    23,762      96,474
#*  Destination XL Group, Inc............................   166,505     337,173
#   Dick's Sporting Goods, Inc...........................   262,198   8,951,440
#*  Differential Brands Group, Inc.......................    12,876      69,273
#   Dillard's, Inc., Class A.............................   112,391   9,021,626
#   Dine Brands Global, Inc..............................    78,710   5,590,771
*   Discovery, Inc., Class C.............................   296,504   7,279,173
#*  Discovery, Inc., Class A.............................   246,474   6,551,279
*   Discovery, Inc., Class B.............................     1,502      48,102
*   DISH Network Corp., Class A..........................    55,771   1,760,133
*   Dixie Group, Inc. (The)..............................    32,147      64,294
    Dollar General Corp..................................   311,470  30,570,780
*   Dollar Tree, Inc.....................................   305,601  27,895,259
    Domino's Pizza, Inc..................................    40,454  10,625,648
#*  Dorman Products, Inc.................................   115,613   8,633,979
*   Dover Downs Gaming & Entertainment, Inc..............     7,610      23,134
    Dover Motorsports, Inc...............................    18,678      37,356
    DR Horton, Inc.......................................   514,908  22,501,480
#*  Drive Shack, Inc.....................................   123,201     763,846
    DSW, Inc., Class A...................................   253,672   6,960,760
#   Dunkin' Brands Group, Inc............................   144,073  10,031,803
#   Educational Development Corp.........................     3,809      75,990
#*  El Pollo Loco Holdings, Inc..........................    46,103     534,795
#*  Eldorado Resorts, Inc................................    63,704   2,729,716
    Emerald Expositions Events, Inc......................    24,655     475,842
*   Emerson Radio Corp...................................    26,350      37,944
*   Emmis Communications Corp., Class A..................    23,010     111,599
#   Entercom Communications Corp., Class A...............   278,039   2,099,194
    Entravision Communications Corp., Class A............   227,920   1,105,412
    Escalade, Inc........................................    33,711     451,727
    Ethan Allen Interiors, Inc...........................    92,708   2,085,930
*   EVINE Live, Inc......................................    82,152     116,656
#   EW Scripps Co. (The), Class A........................   164,813   2,159,050
    Expedia Group, Inc...................................   126,330  16,908,007
#*  Express, Inc.........................................   296,365   2,853,995
    Extended Stay America, Inc...........................   661,125  14,075,351
#*  Famous Dave's of America, Inc........................    13,253      84,819
#*  Fiesta Restaurant Group, Inc.........................    72,113   2,094,883
#*  Five Below, Inc......................................   110,262  10,713,056
    Flanigan's Enterprises, Inc..........................     2,891      83,550
    Flexsteel Industries, Inc............................    10,771     385,925
#*  Floor & Decor Holdings, Inc., Class A................    71,173   3,398,511
    Foot Locker, Inc.....................................   255,692  12,480,327
    Ford Motor Co........................................ 4,314,222  43,314,789
#*  Fossil Group, Inc....................................   107,565   2,818,203
#*  Fox Factory Holding Corp.............................   125,850   6,254,745
#*  Francesca's Holdings Corp............................   164,959   1,342,766
#   Fred's, Inc., Class A................................   124,227     270,815
*   FTD Cos., Inc........................................    60,874     219,755
#*  Full House Resorts, Inc..............................    23,954      72,102
#*  Gaia, Inc............................................    18,797     342,105
#   GameStop Corp., Class A..............................   343,224   4,945,858
#   Gannett Co., Inc.....................................   384,354   4,062,622
    Gap, Inc. (The)......................................   785,913  23,710,995
#   Garmin, Ltd..........................................   147,695   9,223,553
*   GCI Liberty, Inc., Class A...........................   243,677  11,723,300
    General Motors Co.................................... 1,628,062  61,719,830

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
CONSUMER DISCRETIONARY -- (Continued)
#*  Genesco, Inc.........................................    69,552 $  2,830,766
    Gentex Corp..........................................   848,664   19,689,005
#*  Gentherm, Inc........................................   126,604    5,735,161
    Genuine Parts Co.....................................   278,239   27,075,437
#*  G-III Apparel Group, Ltd.............................   170,255    7,780,653
*   Good Times Restaurants, Inc..........................    14,300       59,345
    Goodyear Tire & Rubber Co. (The).....................   602,967   14,597,831
#*  GoPro, Inc., Class A.................................   175,969    1,027,659
    Graham Holdings Co., Class B.........................    11,039    6,170,801
#*  Grand Canyon Education, Inc..........................   170,995   19,926,047
#*  Gray Television, Inc.................................   299,241    4,623,273
*   Gray Television, Inc., Class A.......................     3,160       45,188
*   Green Brick Partners, Inc............................    13,418      130,155
#   Group 1 Automotive, Inc..............................    71,771    5,023,252
#*  Groupon, Inc......................................... 1,203,719    5,633,405
#   Guess?, Inc..........................................   282,107    6,392,545
#   H&R Block, Inc.......................................   326,132    8,205,481
#*  Habit Restaurants, Inc. (The), Class A...............    53,580      680,466
    Hamilton Beach Brands Holding Co., Class A...........    32,542      826,567
#   Hanesbrands, Inc.....................................   371,500    8,269,590
#   Harley-Davidson, Inc.................................   415,029   17,800,594
*   Harte-Hanks, Inc.....................................    15,876      160,665
    Hasbro, Inc..........................................    54,628    5,441,495
    Haverty Furniture Cos., Inc..........................    65,791    1,302,662
    Haverty Furniture Cos., Inc., Class A................     2,523       51,091
*   Helen of Troy, Ltd...................................    73,249    8,390,673
#*  Hemisphere Media Group, Inc..........................    24,021      288,252
#*  Hibbett Sports, Inc..................................    65,261    1,497,740
*   Hilton Grand Vacations, Inc..........................   142,978    4,945,609
    Hilton Worldwide Holdings, Inc.......................   121,601    9,565,135
    Home Depot, Inc. (The)...............................   611,842  120,851,032
    Hooker Furniture Corp................................    37,553    1,691,763
#*  Horizon Global Corp..................................    56,437      392,237
*   Houghton Mifflin Harcourt Co.........................   389,622    2,474,100
    Hyatt Hotels Corp., Class A..........................    48,981    3,831,784
#*  Iconix Brand Group, Inc..............................   178,231       92,680
    ILG, Inc.............................................   304,492   10,453,210
#*  IMAX Corp............................................   177,436    3,921,336
#*  Installed Building Products, Inc.....................    85,113    4,647,170
#   International Game Technology P.L.C..................    89,149    2,253,687
    Interpublic Group of Cos., Inc. (The)................   694,699   15,665,462
#*  iRobot Corp..........................................    59,495    4,714,979
*   J Alexander's Holdings, Inc..........................    39,480      422,436
*   J. Jill, Inc.........................................    29,759      243,726
    Jack in the Box, Inc.................................    60,844    5,125,499
#*  JAKKS Pacific, Inc...................................    27,534       63,328
#*  Jamba, Inc...........................................    24,893      274,819
#*  JC Penney Co., Inc...................................   949,228    2,325,609
    John Wiley & Sons, Inc., Class A.....................   145,509    9,188,893
    John Wiley & Sons, Inc., Class B.....................     7,502      470,375
    Johnson Outdoors, Inc., Class A......................    29,907    2,424,560
*   K12, Inc.............................................   138,342    2,263,275
#   KB Home..............................................   120,600    2,864,250
#*  Kirkland's, Inc......................................    64,140      729,913
    Kohl's Corp..........................................   418,240   30,895,389
#*  Kona Grill, Inc......................................    11,997       27,893
*   Koss Corp............................................     4,495       11,103
    L Brands, Inc........................................    53,144    1,683,070
*   Lakeland Industries, Inc.............................    21,151      285,539

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
#*   Lands' End, Inc......................................  37,689 $   913,958
     Las Vegas Sands Corp................................. 164,531  11,829,779
*    Laureate Education, Inc., Class A....................   2,362      34,981
*>>  Lazare Kaplan International Inc......................   3,667         516
     La-Z-Boy, Inc........................................ 162,979   4,970,859
#    LCI Industries....................................... 104,215   9,582,569
     Lear Corp............................................ 154,791  27,882,503
#*   Lee Enterprises, Inc.................................  46,810     145,111
#    Leggett & Platt, Inc................................. 310,557  13,530,968
     Lennar Corp., Class A................................ 556,112  29,067,974
     Lennar Corp., Class B................................  41,469   1,791,461
#    Libbey, Inc..........................................  98,478     943,419
#*   Liberty Broadband Corp., Class C..................... 154,309  12,262,936
*    Liberty Broadband Corp...............................   1,306      99,093
*    Liberty Broadband Corp., Class A.....................  42,890   3,402,893
*    Liberty Expedia Holdings, Inc., Class A.............. 113,828   5,483,095
*    Liberty Latin America, Ltd., Class A.................   2,760      52,661
*    Liberty Latin America, Ltd., Class C.................   6,847     132,558
#*   Liberty Media Corp.-Liberty Braves, Class C..........  19,527     503,211
#*   Liberty Media Corp.-Liberty Braves, Class A..........   9,515     244,536
*    Liberty Media Corp.-Liberty Braves, Class B..........     522      14,329
#*   Liberty Media Corp.-Liberty Formula One, Class C.....  48,819   1,720,870
#*   Liberty Media Corp.-Liberty Formula One, Class A.....  23,788     797,136
*    Liberty Media Corp.-Liberty SiriusXM, Class C........ 195,276   9,222,885
*    Liberty Media Corp.-Liberty SiriusXM, Class A........  95,152   4,485,465
*    Liberty Media Corp.-Liberty SiriusXM, Class B........   5,224     249,916
     Liberty Tax, Inc.....................................  13,925     143,428
*    Liberty TripAdvisor Holdings, Inc., Class A.......... 248,395   4,135,777
*    Liberty TripAdvisor Holdings, Inc., Class B..........   1,138      19,887
     Lifetime Brands, Inc.................................  20,096     244,166
*    Lincoln Educational Services Corp....................  56,293      94,572
*    Lindblad Expeditions Holdings, Inc...................  10,754     142,383
#    Lions Gate Entertainment Corp., Class A.............. 140,664   3,354,836
     Lions Gate Entertainment Corp., Class B.............. 192,286   4,397,581
#    Lithia Motors, Inc., Class A.........................  92,148   8,205,779
#*   Live Nation Entertainment, Inc....................... 355,758  17,531,754
*    LKQ Corp............................................. 381,999  12,804,606
     Lowe's Cos., Inc..................................... 370,369  36,792,456
*    Luby's, Inc..........................................  70,623     173,026
*    Lululemon Athletica, Inc.............................  81,208   9,740,900
#*   Lumber Liquidators Holdings, Inc.....................  34,916     675,275
*    M/I Homes, Inc.......................................  73,907   1,911,235
     Macy's, Inc.......................................... 717,673  28,513,148
*    Madison Square Garden Co. (The), Class A.............  44,054  13,752,778
*    Malibu Boats, Inc., Class A..........................  81,773   3,073,847
     Marcus Corp. (The)...................................  36,010   1,388,186
#    Marine Products Corp.................................  27,683     514,350
#*   MarineMax, Inc.......................................  91,641   1,718,269
     Marriott International, Inc., Class A................ 135,768  17,356,581
#    Marriott Vacations Worldwide Corp....................  89,600  10,672,256
#    Mattel, Inc.......................................... 327,628   5,199,456
*    MCBC Holdings, Inc...................................  11,285     281,674
#*   McClatchy Co. (The), Class A.........................  11,992     116,922
     McDonald's Corp...................................... 283,387  44,644,788
#    MDC Holdings, Inc.................................... 206,246   5,989,384
#    Meredith Corp........................................ 127,409   6,771,788
*    Meritage Homes Corp.................................. 131,485   5,673,578
     MGM Resorts International............................ 497,634  15,610,779
*    Michael Kors Holdings, Ltd........................... 384,277  25,642,804

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
#*  Michaels Cos., Inc. (The)............................   213,141 $ 4,350,208
*   Modine Manufacturing Co..............................   173,895   3,034,468
*   Mohawk Industries, Inc...............................   100,893  19,004,205
*   Monarch Casino & Resort, Inc.........................     6,743     321,439
#   Monro, Inc...........................................   112,938   7,617,668
#*  Motorcar Parts of America, Inc.......................    66,397   1,434,175
#   Movado Group, Inc....................................    38,912   1,937,818
*   MSG Networks, Inc., Class A..........................   162,855   3,835,235
#*  Murphy USA, Inc......................................   175,876  13,936,414
    Nathan's Famous, Inc.................................     9,787     961,573
    National CineMedia, Inc..............................   118,249     976,737
*   Nautilus, Inc........................................   107,416   1,530,678
*   Netflix, Inc.........................................    50,787  17,138,073
*   Nevada Gold & Casinos, Inc...........................     1,100       2,233
#*  New Home Co., Inc. (The).............................    12,801     118,025
    New Media Investment Group, Inc......................    98,029   1,763,542
#*  New York & Co., Inc..................................   223,042   1,092,906
#   New York Times Co. (The), Class A....................   417,971  10,365,681
#   Newell Brands, Inc...................................   164,271   4,302,257
    News Corp., Class A..................................   522,614   7,875,793
    News Corp., Class B..................................   257,058   3,932,987
#   Nexstar Media Group, Inc., Class A...................   179,834  13,388,641
    NIKE, Inc., Class B..................................   507,415  39,025,288
    Nobility Homes, Inc..................................     2,557      52,419
#   Nordstrom, Inc.......................................   211,278  11,073,080
*   Norwegian Cruise Line Holdings, Ltd..................   286,103  14,313,733
#*  Nova Lifestyle, Inc..................................    11,801      21,478
#   Nutrisystem, Inc.....................................    85,368   3,414,720
*   NVR, Inc.............................................     4,719  13,021,750
    Office Depot, Inc.................................... 1,906,210   4,784,587
#*  Ollie's Bargain Outlet Holdings, Inc.................   118,573   8,240,823
#   Omnicom Group, Inc...................................   195,941  13,486,619
*   O'Reilly Automotive, Inc.............................    48,826  14,940,756
#*  Overstock.com, Inc...................................    77,778   2,772,786
    Oxford Industries, Inc...............................    58,392   5,379,071
    P&F Industries, Inc., Class A........................     2,869      24,415
#   Papa John's International, Inc.......................    72,472   3,040,925
*   Papa Murphy's Holdings, Inc..........................     2,107      11,757
#*  Party City Holdco, Inc...............................    18,255     287,516
    Peak Resorts, Inc....................................    30,535     151,148
#*  Penn National Gaming, Inc............................   100,413   3,218,237
#   Penske Automotive Group, Inc.........................   287,506  15,007,813
*   Perry Ellis International, Inc.......................    25,247     707,926
#   PetMed Express, Inc..................................    39,873   1,480,484
#   Pier 1 Imports, Inc..................................   264,229     570,735
*   Pinnacle Entertainment, Inc..........................    89,967   2,990,503
*   Planet Fitness, Inc., Class A........................   192,198   9,133,249
*   Playa Hotels & Resorts NV............................    19,315     200,683
#   Polaris Industries, Inc..............................   155,049  16,345,266
#   Pool Corp............................................    73,758  11,303,413
#*  Potbelly Corp........................................    70,548     874,795
    PulteGroup, Inc......................................   623,308  17,758,045
    PVH Corp.............................................   100,064  15,361,825
    QEP Co., Inc.........................................       670      21,306
*   Qurate Retail Group, Inc. QVC Group, Class B.........     1,143      24,363
*   Qurate Retail, Inc...................................   635,038  13,519,959
    Ralph Lauren Corp....................................    67,278   9,081,184
    RCI Hospitality Holdings, Inc........................    15,909     515,929
*   Reading International, Inc., Class A.................    53,169     840,070

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CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
*   Reading International, Inc., Class B.................     300 $     7,410
#*  Red Lion Hotels Corp.................................  49,614     620,175
#*  Red Robin Gourmet Burgers, Inc.......................  46,476   2,198,315
    Red Rock Resorts, Inc., Class A...................... 153,369   5,420,060
*   Regis Corp........................................... 101,804   1,777,498
#   Rent-A-Center, Inc................................... 103,534   1,536,445
#*  RH...................................................  79,179  10,757,259
    Rocky Brands, Inc....................................  11,845     306,193
*   Roku, Inc............................................   7,554     343,103
    Ross Stores, Inc..................................... 192,712  16,848,810
    Royal Caribbean Cruises, Ltd......................... 175,269  19,763,332
    Ruth's Hospitality Group, Inc........................ 165,111   4,779,963
    Saga Communications, Inc., Class A...................   5,094     192,808
#   Salem Media Group, Inc...............................  52,261     258,692
#*  Sally Beauty Holdings, Inc........................... 280,307   4,622,262
    Scholastic Corp......................................  72,305   3,019,457
#*  Scientific Games Corp., Class A...................... 109,381   5,255,757
#*  Sears Hometown and Outlet Stores, Inc................  17,452      39,267
#*  SeaWorld Entertainment, Inc.......................... 264,825   5,640,772
#*  Sequential Brands Group, Inc.........................   4,342       9,422
    Service Corp. International.......................... 493,717  19,427,764
*   ServiceMaster Global Holdings, Inc................... 266,091  15,164,526
*   Shake Shack, Inc., Class A...........................   1,019      63,514
*   Shiloh Industries, Inc...............................  72,465     597,836
#   Shoe Carnival, Inc...................................  38,670   1,213,078
#*  Shutterfly, Inc...................................... 107,747   8,863,268
#   Signet Jewelers, Ltd................................. 221,222  12,773,358
#   Sinclair Broadcast Group, Inc., Class A.............. 266,164   6,867,031
#   Sirius XM Holdings, Inc.............................. 520,537   3,654,170
#   Six Flags Entertainment Corp......................... 121,738   7,906,883
*   Skechers U.S.A., Inc., Class A....................... 399,012  11,060,613
#   skyline Champion Corp................................  10,884     279,501
#*  Sleep Number Corp.................................... 173,427   4,940,935
#   Sonic Automotive, Inc., Class A...................... 114,269   2,325,374
#   Sonic Corp...........................................  97,205   3,416,756
#*  Sotheby's............................................ 145,988   7,753,423
    Speedway Motorsports, Inc............................ 121,817   2,150,070
#*  Sportsman's Warehouse Holdings, Inc.................. 112,329     571,755
#   Stage Stores, Inc....................................  88,805     189,155
#   Standard Motor Products, Inc.........................  80,378   3,917,624
    Starbucks Corp....................................... 654,620  34,295,542
#*  Stein Mart, Inc...................................... 112,747     249,171
    Steven Madden, Ltd................................... 195,752  10,580,396
*   Stoneridge, Inc...................................... 107,534   3,656,156
    Strategic Education, Inc.............................  51,380   6,054,619
    Strattec Security Corp...............................   8,355     275,715
#   Sturm Ruger & Co., Inc...............................  41,089   2,227,024
    Superior Group of Cos, Inc...........................  39,996     838,316
#   Superior Industries International, Inc...............  56,996   1,045,877
*   Sypris Solutions, Inc................................  26,299      38,397
#   Tailored Brands, Inc................................. 111,513   2,248,102
*   Tandy Leather Factory, Inc...........................  25,740     200,772
    Tapestry, Inc........................................ 469,310  22,113,887
    Target Corp.......................................... 551,687  44,510,107
*   Taylor Morrison Home Corp., Class A.................. 385,855   7,535,748
#   TEGNA, Inc........................................... 740,363   8,166,204
#*  Tempur Sealy International, Inc......................  85,531   4,179,900
    Tenneco, Inc......................................... 176,952   8,157,487
#*  Tesla, Inc...........................................  10,234   3,051,165

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U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
CONSUMER DISCRETIONARY -- (Continued)
#   Texas Roadhouse, Inc.................................   180,904 $ 11,368,007
#   Thor Industries, Inc.................................   220,321   20,897,447
    Tiffany & Co.........................................   184,286   25,350,382
#   Tile Shop Holdings, Inc..............................   171,286    1,421,674
    Tilly's, Inc., Class A...............................    15,774      244,497
    TJX Cos., Inc. (The).................................   262,657   25,546,020
    Toll Brothers, Inc...................................   340,958   12,022,179
*   TopBuild Corp........................................    97,863    7,269,264
    Tower International, Inc.............................    91,908    2,968,628
#*  Town Sports International Holdings, Inc..............    31,508      340,286
    Townsquare Media, Inc., Class A......................    44,674      289,488
    Tractor Supply Co....................................   191,144   14,916,878
*   Trans World Entertainment Corp.......................     1,798        1,692
*   TravelCenters of America LLC.........................    45,747      212,724
#*  TRI Pointe Group, Inc................................   326,148    4,621,517
    Tribune Media Co., Class A...........................    10,447      353,631
#*  TripAdvisor, Inc.....................................   148,549    8,614,357
*   tronc, Inc...........................................    13,902      217,427
#*  Tuesday Morning Corp.................................    84,310      244,499
#   Tupperware Brands Corp...............................    80,550    2,956,990
#*  Turtle Beach Corp....................................    10,213      277,691
    Twenty-First Century Fox, Inc., Class A..............   767,213   34,524,585
    Twenty-First Century Fox, Inc., Class B..............   393,082   17,460,702
#*  Ulta Salon Cosmetics & Fragrance, Inc................    49,564   12,112,946
#*  Under Armour, Inc., Class A..........................   244,886    4,890,373
#*  Under Armour, Inc., Class C..........................   308,027    5,772,426
*   Unifi, Inc...........................................    38,888    1,173,251
#   Unique Fabricating, Inc..............................    17,320      143,756
#*  Universal Electronics, Inc...........................    45,962    1,606,372
*   Universal Technical Institute, Inc...................    58,691      190,746
#*  Urban One, Inc.......................................    39,684       85,321
*   Urban Outfitters, Inc................................   371,363   16,488,517
*   US Auto Parts Network, Inc...........................    76,358      104,610
    Vail Resorts, Inc....................................    54,128   14,986,419
#*  Veoneer, Inc.........................................   101,573    5,312,268
*   Vera Bradley, Inc....................................   130,433    1,733,455
    VF Corp..............................................   147,981   13,624,611
#   Viacom, Inc., Class A................................     8,444      290,474
    Viacom, Inc., Class B................................   582,858   16,932,025
*   Vince Holding Corp...................................     3,562       63,083
*   Vista Outdoor, Inc...................................   208,285    3,382,548
*   Visteon Corp.........................................   111,275   13,028,077
#*  Vitamin Shoppe, Inc..................................    75,948      634,166
*   VOXX International Corp..............................    59,653      313,178
    Walt Disney Co. (The)................................ 1,451,674  164,852,099
#*  Wayfair, Inc., Class A...............................    42,533    4,628,441
*   Weight Watchers International, Inc...................    81,185    7,268,493
    Wendy's Co. (The)....................................   860,065   14,345,884
    Weyco Group, Inc.....................................    17,353      604,752
#   Whirlpool Corp.......................................   116,886   15,323,755
#*  William Lyon Homes, Class A..........................   115,523    2,521,867
#   Williams-Sonoma, Inc.................................   372,360   21,779,336
#   Wingstop, Inc........................................    78,649    3,881,328
    Winmark Corp.........................................     7,748    1,140,506
#   Winnebago Industries, Inc............................   108,413    4,325,679
    Wolverine World Wide, Inc............................   264,041    9,341,771
#   World Wrestling Entertainment, Inc., Class A.........    80,646    6,379,905
    Wyndham Destinations, Inc............................   144,276    6,654,009
#   Wyndham Hotels & Resorts, Inc........................   153,239    8,887,862

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CONTINUED

                                                           SHARES       VALUE+
                                                          --------- --------------
CONSUMER DISCRETIONARY -- (Continued)
    Wynn Resorts, Ltd....................................    76,876 $   12,821,379
    Yum! Brands, Inc.....................................    93,374      7,403,624
*   ZAGG, Inc............................................    95,312      1,420,149
*   Zumiez, Inc..........................................    83,902      1,900,380
                                                                    --------------
TOTAL CONSUMER DISCRETIONARY.............................            3,881,261,110
                                                                    --------------
CONSUMER STAPLES -- (5.1%)
#   Alico, Inc...........................................    27,669        885,408
*   Alliance One International, Inc......................    27,945        458,298
    Altria Group, Inc.................................... 1,147,485     67,334,420
    Andersons, Inc. (The)................................    98,277      3,464,264
    Archer-Daniels-Midland Co............................   369,687     17,841,095
*   Avon Products, Inc...................................   632,950      1,006,390
#   B&G Foods, Inc.......................................   254,798      8,000,657
#*  Boston Beer Co., Inc. (The), Class A.................    37,073     10,193,221
*   Bridgford Foods Corp.................................     8,609        117,943
    Brown-Forman Corp., Class A..........................    40,159      2,139,270
#   Brown-Forman Corp., Class B..........................   209,410     11,144,800
    Bunge, Ltd...........................................   210,174     14,529,329
#   Calavo Growers, Inc..................................    48,734      4,507,895
#*  Cal-Maine Foods, Inc.................................   122,801      5,526,045
#   Campbell Soup Co.....................................   201,109      8,225,358
#   Casey's General Stores, Inc..........................   148,675     16,262,071
*   CCA Industries, Inc..................................     5,962         16,396
#*  Central Garden & Pet Co..............................    42,332      1,827,472
*   Central Garden & Pet Co., Class A....................   130,611      5,240,113
#*  Chefs' Warehouse, Inc. (The).........................    79,060      2,130,667
#   Church & Dwight Co., Inc.............................   236,607     13,226,331
#   Clorox Co. (The).....................................    84,435     11,413,079
#   Coca-Cola Bottling Co. Consolidated..................    32,753      4,753,115
    Coca-Cola Co. (The).................................. 2,241,967    104,542,921
*   Coffee Holding Co., Inc..............................     5,400         29,430
    Colgate-Palmolive Co.................................   191,018     12,800,116
    Conagra Brands, Inc..................................   314,684     11,552,050
    Constellation Brands, Inc., Class A..................    74,720     15,708,386
    Constellation Brands, Inc., Class B..................     5,100      1,010,055
    Costco Wholesale Corp................................   225,043     49,219,155
#   Coty, Inc., Class A..................................   974,025     13,061,675
#*  Craft Brew Alliance, Inc.............................    48,836        966,953
*   Crimson Wine Group, Ltd..............................    24,913        231,691
*   Cyanotech Corp.......................................     2,301          8,399
*   Darling Ingredients, Inc.............................   410,728      8,251,526
#   Dean Foods Co........................................   349,249      3,429,625
#*  Edgewell Personal Care Co............................   185,248      9,977,457
#   Energizer Holdings, Inc..............................   121,529      7,738,967
    Estee Lauder Cos., Inc. (The), Class A...............    57,919      7,815,590
#*  Farmer Brothers Co...................................    40,328      1,163,463
#   Flowers Foods, Inc...................................   705,237     14,386,835
    Fresh Del Monte Produce, Inc.........................   129,685      4,707,565
#   General Mills, Inc...................................   229,739     10,581,778
#*  Hain Celestial Group, Inc. (The).....................   198,495      5,645,198
#*  Herbalife Nutrition, Ltd.............................   252,784     13,051,238
    Hershey Co. (The)....................................    23,910      2,348,201
#   Hormel Foods Corp....................................   574,933     20,680,340
#*  Hostess Brands, Inc..................................   325,940      4,566,419
    Ingles Markets, Inc., Class A........................    48,537      1,443,976
    Ingredion, Inc.......................................   181,794     18,415,732
    Inter Parfums, Inc...................................    85,209      5,129,582
    J&J Snack Foods Corp.................................    52,259      7,575,465

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CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
CONSUMER STAPLES -- (Continued)
#   JM Smucker Co. (The).................................   141,982 $ 15,777,040
    John B. Sanfilippo & Son, Inc........................    35,546    2,732,421
#   Kellogg Co...........................................    72,936    5,180,644
    Keurig Dr Pepper, Inc................................   145,443    3,492,086
    Kimberly-Clark Corp..................................   105,036   11,959,399
#   Kraft Heinz Co. (The)................................   362,822   21,860,025
    Kroger Co. (The).....................................   893,541   25,912,689
    Lamb Weston Holdings, Inc............................    72,788    5,114,813
    Lancaster Colony Corp................................    56,416    8,182,012
*   Landec Corp..........................................    89,625    1,254,750
*   Lifevantage Corp.....................................    21,105      203,874
*   Lifeway Foods, Inc...................................    21,293       79,210
    Limoneira Co.........................................    25,306      689,842
    Mannatech, Inc.......................................     4,594       91,191
#   McCormick & Co., Inc.................................     3,330      390,542
#   McCormick & Co., Inc. Non-Voting.....................    92,690   10,894,783
    Medifast, Inc........................................    67,518   11,591,490
#   MGP Ingredients, Inc.................................    71,438    5,862,917
#   Molson Coors Brewing Co., Class A....................     1,020       68,340
    Molson Coors Brewing Co., Class B....................   261,579   17,525,793
    Mondelez International, Inc., Class A................   574,940   24,940,897
*   Monster Beverage Corp................................   180,203   10,815,784
#*  National Beverage Corp...............................    67,691    7,142,077
#*  Natural Alternatives International, Inc..............    16,951      172,053
#*  Natural Grocers by Vitamin Cottage, Inc..............    73,621      976,951
    Natural Health Trends Corp...........................    13,644      325,682
#*  Nature's Sunshine Products, Inc......................    28,692      226,667
    Nu Skin Enterprises, Inc., Class A...................   210,393   15,327,130
#   Ocean Bio-Chem, Inc..................................    12,000       42,360
    Oil-Dri Corp. of America.............................    12,072      511,370
#*  Orchids Paper Products Co............................    12,261       61,673
    PepsiCo, Inc.........................................   720,412   82,847,380
*   Performance Food Group Co............................   289,515   10,379,113
    Philip Morris International, Inc.....................   383,698   33,113,137
*   Pilgrim's Pride Corp.................................   267,570    4,768,097
    Pinnacle Foods, Inc..................................   207,258   13,766,076
#*  Post Holdings, Inc...................................   251,346   21,756,510
#   PriceSmart, Inc......................................    83,181    6,800,047
*   Primo Water Corp.....................................    14,930      262,022
    Procter & Gamble Co. (The)........................... 1,360,960  110,074,445
#*  Revlon, Inc., Class A................................    65,000    1,014,000
#*  RiceBran Technologies................................     4,367       10,524
#*  Rite Aid Corp........................................ 1,563,782    3,143,202
#   Rocky Mountain Chocolate Factory, Inc................    12,203      125,325
*   S&W Seed Co..........................................    45,756      141,844
#   Sanderson Farms, Inc.................................   111,082   11,200,398
    Seaboard Corp........................................     1,240    4,511,120
*   Seneca Foods Corp., Class A..........................    24,492      660,059
*   Seneca Foods Corp., Class B..........................     1,999       56,322
#*  Smart & Final Stores, Inc............................    23,608      139,287
    SpartanNash Co.......................................   103,910    2,489,684
*   Spectrum Brands Holdings, Inc........................   185,535   16,210,193
#*  Sprouts Farmers Market, Inc..........................   473,063   10,166,124
#*  SUPERVALU, Inc.......................................   166,818    5,391,558
    Sysco Corp...........................................   137,385    9,233,646
#*  Tofutti Brands, Inc..................................     1,645        4,425
#   Tootsie Roll Industries, Inc.........................    70,042    2,094,256
#*  TreeHouse Foods, Inc.................................   192,443    9,139,118
    Turning Point Brands, Inc............................     4,239      141,837

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CONTINUED

                                                           SHARES       VALUE+
                                                          --------- --------------
CONSUMER STAPLES -- (Continued)
    Tyson Foods, Inc., Class A...........................   381,652 $   22,002,238
#*  United Natural Foods, Inc............................   196,921      6,340,856
#   United-Guardian, Inc.................................     4,655         86,118
    Universal Corp.......................................    84,577      5,844,271
*   US Foods Holding Corp................................   336,359     11,372,298
#*  USANA Health Sciences, Inc...........................    93,475     12,362,069
#   Vector Group, Ltd....................................   224,728      4,146,232
#*  Veru, Inc............................................    40,496         78,157
#   Village Super Market, Inc., Class A..................    23,650        636,894
    Walgreens Boots Alliance, Inc........................   746,687     50,490,975
    Walmart, Inc......................................... 1,744,789    155,687,522
#   WD-40 Co.............................................    33,668      5,391,930
#   Weis Markets, Inc....................................    64,726      3,309,440
*   Willamette Valley Vineyards, Inc.....................     6,260         51,332
                                                                    --------------
TOTAL CONSUMER STAPLES...................................            1,413,130,011
                                                                    --------------
ENERGY -- (6.3%)
*   Abraxas Petroleum Corp...............................   227,796        592,270
    Adams Resources & Energy, Inc........................     7,057        282,280
    Anadarko Petroleum Corp..............................   371,377     27,166,228
    Andeavor.............................................   312,729     46,928,114
#*  Antero Resources Corp................................   511,344     10,503,006
#   Apache Corp..........................................   514,949     23,687,654
*   Apergy Corp..........................................   105,973      4,344,893
#   Arch Coal, Inc., Class A.............................    96,194      8,137,050
    Archrock, Inc........................................   297,254      4,057,517
*   Ardmore Shipping Corp................................    15,567        105,077
*   Aspen Aerogels, Inc..................................    64,239        326,334
#   Baker Hughes a GE Co.................................   206,382      7,136,690
*   Barnwell Industries, Inc.............................    10,714         21,857
*   Basic Energy Services, Inc...........................    89,751      1,012,391
*   Bonanza Creek Energy, Inc............................    68,634      2,553,185
#   Bristow Group, Inc...................................   119,927      1,676,579
    Cabot Oil & Gas Corp.................................   264,106      6,206,491
*   California Resources Corp............................     8,335        303,477
#*  Callon Petroleum Co..................................   782,569      8,420,442
#*  CARBO Ceramics, Inc..................................    30,729        286,702
#*  Carrizo Oil & Gas, Inc...............................   284,333      8,012,504
#*  Centennial Resource Development, Inc., Class A.......   505,733      9,082,965
    Cheniere Energy Partners L.P. Holdings LLC...........    31,182        957,911
*   Cheniere Energy, Inc.................................   115,056      7,306,056
#*  Chesapeake Energy Corp...............................   659,683      3,113,704
    Chevron Corp......................................... 1,187,428    149,936,534
    Cimarex Energy Co....................................   141,462     13,948,153
*   Clean Energy Fuels Corp..............................   561,475      1,600,204
#*  Cloud Peak Energy, Inc...............................   247,793        646,740
#*  CNX Resources Corp...................................   528,702      8,607,269
#*  Concho Resources, Inc................................   247,097     36,039,097
    ConocoPhillips.......................................   681,019     49,149,141
*   CONSOL Energy, Inc...................................    75,687      3,150,850
#*  Contango Oil & Gas Co................................    74,527        418,096
#*  Continental Resources, Inc...........................   191,046     12,202,108
#   Core Laboratories NV.................................    77,274      8,663,961
#   CVR Energy, Inc......................................    96,029      3,772,979
*   Dawson Geophysical Co................................    67,153        524,465
#   Delek US Holdings, Inc...............................   272,889     14,550,441
#*  Denbury Resources, Inc............................... 1,513,987      6,828,081
    Devon Energy Corp....................................   365,491     16,450,750
#   DHT Holdings, Inc....................................   193,359        821,776

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
ENERGY -- (Continued)
#*  Diamond Offshore Drilling, Inc.......................   312,849 $  6,006,701
#   Diamondback Energy, Inc..............................    94,015   12,405,279
#*  Dorian LPG, Ltd......................................    44,004      374,034
#*  Dril-Quip, Inc.......................................   131,492    6,778,413
#*  Earthstone Energy, Inc., Class A.....................    50,981      496,555
*   Eclipse Resources Corp...............................   186,059      299,555
*   Energen Corp.........................................   143,146   10,618,570
    EnLink Midstream LLC.................................   243,158    3,878,370
#   Ensco P.L.C., Class A................................ 1,461,761   10,860,884
    EOG Resources, Inc...................................   247,755   31,945,530
#*  EP Energy Corp., Class A.............................    75,026      161,306
    EQT Corp.............................................   202,058   10,038,241
*   Era Group, Inc.......................................    96,250    1,360,012
    Evolution Petroleum Corp.............................    64,497      693,343
*   Exterran Corp........................................   121,201    3,359,692
#*  Extraction Oil & Gas, Inc............................   268,056    4,053,007
    Exxon Mobil Corp..................................... 3,301,797  269,129,473
#*  Forum Energy Technologies, Inc.......................   376,819    4,955,170
#   Frank's International NV.............................   124,700    1,051,221
#   GasLog, Ltd..........................................   114,144    1,923,326
*   Geospace Technologies Corp...........................    42,081      592,080
*   Goodrich Petroleum Corp..............................    17,842      224,988
#   Green Plains, Inc....................................   139,585    2,317,111
    Gulf Island Fabrication, Inc.........................    45,162      408,716
#*  Gulfmark Offshore, Inc...............................     3,005      113,258
*   Gulfport Energy Corp.................................   637,428    7,336,796
#*  Halcon Resources Corp................................   364,416    1,424,867
    Hallador Energy Co...................................    14,703      103,068
    Halliburton Co.......................................   322,328   13,673,154
*   Helix Energy Solutions Group, Inc....................   512,152    5,126,642
#   Helmerich & Payne, Inc...............................   157,015    9,632,870
#   Hess Corp............................................   347,083   22,779,057
#*  HighPoint Resources Corp.............................   361,667    2,365,302
    HollyFrontier Corp...................................   376,685   28,093,167
#*  Hornbeck Offshore Services, Inc......................    67,568      321,624
*   Independence Contract Drilling, Inc..................    34,575      139,337
#*  International Seaways, Inc...........................    67,808    1,476,180
*   ION Geophysical Corp.................................    20,699      529,894
#*  Keane Group, Inc.....................................   118,862    1,677,143
#*  Key Energy Services, Inc.............................     4,982       83,498
    Kinder Morgan, Inc................................... 1,387,021   24,661,233
#*  Kosmos Energy, Ltd................................... 1,110,270    8,415,847
#*  Laredo Petroleum, Inc................................   828,336    7,720,091
#*  Lonestar Resources US, Inc., Class A.................    43,537      400,540
#*  Mammoth Energy Services, Inc.........................    29,637    1,103,089
    Marathon Oil Corp....................................   909,439   19,207,352
    Marathon Petroleum Corp..............................   599,359   48,446,188
#*  Matador Resources Co.................................   398,523   13,350,520
*   Matrix Service Co....................................   103,231    2,059,458
#*  McDermott International, Inc.........................   440,300    7,929,803
*   Midstates Petroleum Co., Inc.........................     3,038       39,828
*   Mitcham Industries, Inc..............................    45,830      176,904
#   Murphy Oil Corp......................................   515,106   17,132,426
#   Nabors Industries, Ltd............................... 1,268,610    7,586,288
    NACCO Industries, Inc., Class A......................    16,271      536,943
#   National Oilwell Varco, Inc..........................   483,841   23,524,349
*   Natural Gas Services Group, Inc......................    23,876      527,660
*   NCS Multistage Holdings, Inc.........................     4,495       71,291
*   Newfield Exploration Co..............................   593,385   17,042,017

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
ENERGY -- (Continued)
#*  Newpark Resources, Inc...............................   308,446 $ 3,408,328
#*  Noble Corp. P.L.C....................................   841,736   4,915,738
#   Noble Energy, Inc....................................   562,942  20,316,577
#   Nordic American Offshore, Ltd........................       447         492
#   Nordic American Tankers, Ltd.........................     9,013      20,279
#*  Northern Oil and Gas, Inc............................    69,572     258,808
#*  Nuverra Environmental Solutions, Inc.................     2,484      29,560
#*  Oasis Petroleum, Inc.................................   897,935  10,972,766
    Occidental Petroleum Corp............................   648,648  54,441,027
#   Oceaneering International, Inc.......................   343,001   9,384,507
#*  Oil States International, Inc........................   208,720   7,284,328
    ONEOK, Inc...........................................   186,601  13,144,174
*   Overseas Shipholding Group, Inc., Class A............   123,252     443,707
*   Pacific Ethanol, Inc.................................    88,153     257,848
    Panhandle Oil and Gas, Inc., Class A.................    41,945     855,678
#*  Par Pacific Holdings, Inc............................   145,709   2,551,365
*   Parker Drilling Co...................................    16,859      77,552
*   Parsley Energy, Inc., Class A........................   255,542   8,031,685
    Patterson-UTI Energy, Inc............................   496,598   8,541,486
    PBF Energy, Inc., Class A............................   350,317  16,359,804
#*  PDC Energy, Inc......................................   148,217   9,334,707
    Peabody Energy Corp..................................   311,349  13,229,219
#*  Penn Virginia Corp...................................    15,094   1,275,745
#*  PHI, Inc.............................................     2,686      23,905
*   PHI, Inc. Non-Voting.................................    38,881     323,101
    Phillips 66..........................................   252,979  31,202,430
*   Pioneer Energy Services Corp.........................   250,217     825,716
    Pioneer Natural Resources Co.........................    66,697  12,623,741
*   PrimeEnergy Corp.....................................       500      37,500
#*  Profire Energy, Inc..................................    40,417     140,651
#*  ProPetro Holding Corp................................   285,040   4,686,058
*   QEP Resources, Inc...................................   821,594   8,536,362
#   Range Resources Corp.................................   356,962   5,507,924
#*  Renewable Energy Group, Inc..........................   144,275   2,459,889
*   REX American Resources Corp..........................    14,981   1,153,537
*   RigNet, Inc..........................................    37,412     460,168
#*  Ring Energy, Inc.....................................   201,642   2,492,295
#*  Rowan Cos. P.L.C., Class A...........................   437,913   6,340,980
#   RPC, Inc.............................................   304,222   4,502,486
#*  SAExploration Holdings, Inc..........................     6,600       8,580
*   SandRidge Energy, Inc................................    19,305     315,058
    Schlumberger, Ltd....................................   548,161  37,011,831
#   Scorpio Tankers, Inc................................. 1,271,672   2,734,095
#*  SEACOR Holdings, Inc.................................    62,243   3,284,563
*   SEACOR Marine Holdings, Inc..........................    67,901   1,717,895
#*  Select Energy Services, Inc., Class A................   122,322   1,869,080
#   SemGroup Corp., Class A..............................   274,773   6,910,541
#   Ship Finance International, Ltd......................   155,375   2,260,706
*   SilverBow Resources, Inc.............................     4,231     128,919
#   SM Energy Co.........................................   384,197  10,569,259
#*  Smart Sand, Inc......................................     9,408      54,566
#*  Southwestern Energy Co............................... 1,943,378   9,988,963
#*  SRC Energy, Inc......................................   824,373   9,331,902
*   Superior Drilling Products, Inc......................    21,189      38,352
#*  Superior Energy Services, Inc........................   531,165   5,226,664
#*  Talos Energy, Inc....................................    39,618   1,471,413
#   Targa Resources Corp.................................   233,586  11,929,237
    TechnipFMC P.L.C.....................................   332,115  10,810,343
#   Teekay Corp..........................................   155,434   1,083,375

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                          ------- --------------
ENERGY -- (Continued)
#   Teekay Tankers, Ltd., Class A........................ 106,000 $      100,541
#*  TETRA Technologies, Inc.............................. 417,995      1,801,558
#*  Tidewater, Inc.......................................   1,914         65,708
#*  Transocean, Ltd...................................... 973,203     12,525,123
#*  Ultra Petroleum Corp................................. 352,999        624,808
*   Unit Corp............................................ 184,926      4,604,657
#   US Silica Holdings, Inc.............................. 276,917      7,465,682
#*  VAALCO Energy, Inc...................................  23,615         71,790
    Valero Energy Corp................................... 483,574     57,230,983
#*  W&T Offshore, Inc.................................... 132,484        919,439
#*  Whiting Petroleum Corp............................... 382,700     19,001,055
#*  WildHorse Resource Development Corp.................. 168,470      3,694,547
    Williams Cos., Inc. (The)............................ 427,818     12,727,585
#   World Fuel Services Corp............................. 232,139      6,460,428
*   WPX Energy, Inc...................................... 975,394     18,308,145
                                                                  --------------
TOTAL ENERGY.............................................          1,717,070,797
                                                                  --------------
FINANCIALS -- (17.1%)
#*  1347 Property Insurance Holdings, Inc................   8,932         63,864
#   1st Constitution Bancorp.............................  18,762        417,455
    1st Source Corp......................................  77,603      4,389,226
#   Access National Corp.................................  17,953        498,734
    ACNB Corp............................................  11,675        400,453
    Affiliated Managers Group, Inc.......................  76,375     12,220,764
    Aflac, Inc........................................... 624,380     29,058,645
    Alleghany Corp.......................................  21,249     13,371,358
*   Allegiance Bancshares, Inc...........................   2,000         89,900
    Allstate Corp. (The)................................. 306,203     29,126,029
    Ally Financial, Inc.................................. 772,683     20,676,997
    A-Mark Precious Metals, Inc..........................  17,533        234,066
*   Ambac Financial Group, Inc...........................  64,306      1,313,129
    American Equity Investment Life Holding Co........... 234,005      8,360,999
    American Express Co.................................. 809,859     80,597,168
    American Financial Group, Inc........................ 185,802     20,938,027
    American International Group, Inc.................... 606,854     33,504,409
    American National Bankshares, Inc....................  27,097      1,092,009
    American National Insurance Co.......................  43,227      5,575,851
    American River Bankshares............................  19,024        297,726
    Ameriprise Financial, Inc............................ 164,934     24,025,936
    Ameris Bancorp....................................... 110,860      5,166,076
    AMERISAFE, Inc.......................................  68,230      4,284,844
#   AmeriServ Financial, Inc.............................  18,864         82,058
#   Ames National Corp...................................  17,984        565,597
#   AmTrust Financial Services, Inc...................... 507,731      7,351,945
    Aon P.L.C............................................  92,954     13,343,547
#*  Arch Capital Group, Ltd.............................. 499,119     15,253,077
    Ares Management L.P..................................  13,870        296,125
    Argo Group International Holdings, Ltd............... 113,871      7,122,631
    Arrow Financial Corp.................................  37,611      1,455,546
    Arthur J Gallagher & Co.............................. 153,840     10,976,484
#   Artisan Partners Asset Management, Inc., Class A..... 111,032      3,825,052
    Aspen Insurance Holdings, Ltd........................ 206,573      8,355,878
    Associated Banc-Corp................................. 338,868      9,149,436
#   Associated Capital Group, Inc., Class A..............   1,316         49,021
    Assurant, Inc........................................ 142,774     15,747,972
    Assured Guaranty, Ltd................................ 266,861     10,386,230
    Asta Funding, Inc....................................   2,291          7,102
*   Athene Holding, Ltd., Class A........................  39,519      1,812,737
    Atlantic American Corp...............................  14,351         36,595

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
FINANCIALS -- (Continued)
*   Atlantic Capital Bancshares, Inc.....................    44,913 $    801,697
*   Atlanticus Holdings Corp.............................    36,049       82,913
*   Atlas Financial Holdings, Inc........................    15,915      134,482
#   Auburn National Bancorporation, Inc..................     3,455      167,533
    Axis Capital Holdings, Ltd...........................   186,997   10,576,550
#   Banc of California, Inc..............................   102,428    2,048,560
    BancFirst Corp.......................................    89,092    5,532,613
    Bancorp 34, Inc......................................     4,088       63,773
#   Bancorp of New Jersey, Inc...........................     3,299       56,407
*   Bancorp, Inc. (The)..................................   188,264    1,828,043
#   BancorpSouth Bank....................................   240,995    7,928,735
    Bank of America Corp................................. 6,176,707  190,736,712
    Bank of Commerce Holdings............................    25,032      312,900
#   Bank of Hawaii Corp..................................   128,470   10,340,550
    Bank of Marin Bancorp................................     6,080      540,208
    Bank of New York Mellon Corp. (The)..................   783,201   41,877,757
    Bank of NT Butterfield & Son, Ltd. (The).............   191,875    9,490,137
#   Bank of South Carolina Corp..........................     7,806      159,633
#   Bank OZK.............................................   282,555   11,556,499
    BankFinancial Corp...................................    48,482      811,589
    BankUnited, Inc......................................   259,367   10,079,002
    Bankwell Financial Group, Inc........................     4,512      146,640
    Banner Corp..........................................   112,872    7,107,550
    Bar Harbor Bankshares................................    22,329      646,871
#   BB&T Corp............................................   461,362   23,441,803
    BCB Bancorp, Inc.....................................    13,934      207,617
    Beneficial Bancorp, Inc..............................   254,438    4,134,617
*   Berkshire Bancorp, Inc...............................     3,850       50,243
*   Berkshire Hathaway, Inc., Class B.................... 1,045,977  206,967,469
    Berkshire Hills Bancorp, Inc.........................   157,808    6,407,005
    BGC Partners, Inc., Class A..........................   928,298    9,969,921
    BlackRock, Inc.......................................    83,263   41,861,306
*   Blucora, Inc.........................................    75,507    2,623,868
#   Blue Capital Reinsurance Holdings, Ltd...............    20,920      233,258
    Blue Hills Bancorp, Inc..............................     8,384      183,610
#*  BofI Holding, Inc....................................   217,757    8,496,878
    BOK Financial Corp...................................   108,057   10,517,188
    Boston Private Financial Holdings, Inc...............   291,722    4,200,797
    Bridge Bancorp, Inc..................................    24,180      865,644
*   Brighthouse Financial, Inc...........................    52,344    2,273,300
    BrightSphere Investment Group P.L.C..................   253,163    3,607,573
    Brookline Bancorp, Inc...............................   277,736    5,054,795
    Brown & Brown, Inc...................................   541,025   15,830,391
    Bryn Mawr Bank Corp..................................    70,547    3,446,221
*   BSB Bancorp, Inc.....................................     2,360       79,532
    C&F Financial Corp...................................     5,466      341,625
    Cadence BanCorp......................................    53,144    1,447,111
    California First National Bancorp....................     9,103      154,296
#   Cambridge Bancorp....................................     1,200      107,940
    Camden National Corp.................................    50,440    2,325,284
*   Cannae Holdings, Inc.................................   242,569    4,426,884
    Capital City Bank Group, Inc.........................    38,183      924,792
    Capital One Financial Corp...........................   363,354   34,271,549
    Capitol Federal Financial, Inc.......................   500,934    6,547,207
#*  Capstar Financial Holdings, Inc......................     6,728      120,431
    Carolina Financial Corp..............................    49,368    2,061,114
*   Carolina Trust Bancshares, Inc.......................     3,300       27,390
    Cathay General Bancorp...............................   180,526    7,508,076
    Cboe Global Markets, Inc.............................   110,933   10,774,922

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
FINANCIALS -- (Continued)
    CenterState Banks Corp...............................   288,819 $  8,014,727
*   Central Federal Corp.................................    20,636       49,939
    Central Pacific Financial Corp.......................    57,601    1,587,484
    Central Valley Community Bancorp.....................     8,686      186,662
    Century Bancorp, Inc., Class A.......................    13,628    1,054,126
    Charles Schwab Corp. (The)...........................   494,291   25,238,498
    Charter Financial Corp...............................    13,459      304,039
    Chemical Financial Corp..............................   155,308    8,821,494
    Chemung Financial Corp...............................     5,084      228,577
    Chubb, Ltd...........................................   285,971   39,955,868
    Cincinnati Financial Corp............................   215,714   16,314,450
    CIT Group, Inc.......................................   176,002    9,315,786
    Citigroup, Inc....................................... 1,644,966  118,256,606
    Citizens & Northern Corp.............................    16,521      447,389
    Citizens Community Bancorp, Inc......................    13,832      193,648
    Citizens Financial Group, Inc........................   579,838   23,065,956
#   Citizens First Corp..................................     5,422      141,243
    Citizens Holding Co..................................     2,812       64,817
#*  Citizens, Inc........................................    80,221      634,548
#   City Holding Co......................................    42,795    3,444,142
#   Civista Bancshares, Inc..............................     1,710       42,288
    CME Group, Inc.......................................   200,744   31,942,385
    CNA Financial Corp...................................   133,261    6,233,950
    CNB Financial Corp...................................    38,450    1,192,334
    CNO Financial Group, Inc.............................   360,876    7,343,827
#*  Coastway Bancorp, Inc................................     4,907      135,924
    CoBiz Financial, Inc.................................   132,616    2,904,290
    Codorus Valley Bancorp, Inc..........................     7,557      236,005
#   Cohen & Steers, Inc..................................   102,816    4,306,962
    Colony Bankcorp, Inc.................................     5,975       98,886
#   Columbia Banking System, Inc.........................   252,115   10,319,067
    Comerica, Inc........................................   255,711   24,788,624
#   Commerce Bancshares, Inc.............................   216,839   14,484,845
    Commercial National Financial Corp...................     2,306       53,384
#   Community Bank System, Inc...........................   175,916   11,126,687
#*  Community Bankers Trust Corp.........................    56,147      533,397
#   Community Financial Corp. (The)......................    10,392      361,330
*   Community First Bancshares, Inc......................     4,382       50,612
    Community Trust Bancorp, Inc.........................    60,363    2,947,223
    Community West Bancshares............................     6,339       76,385
    ConnectOne Bancorp, Inc..............................   109,815    2,723,412
#*  Consumer Portfolio Services, Inc.....................    84,206      282,090
    County Bancorp, Inc..................................    11,457      302,923
#*  Cowen, Inc...........................................    63,922    1,003,575
#   Crawford & Co., Class A..............................    94,242      799,172
    Crawford & Co., Class B..............................    74,611      635,686
#*  Credit Acceptance Corp...............................    68,201   26,161,904
    Cullen/Frost Bankers, Inc............................   113,352   12,524,262
#*  Customers Bancorp, Inc...............................   108,338    2,759,369
#   CVB Financial Corp...................................   383,991    9,185,065
    Diamond Hill Investment Group, Inc...................     8,391    1,608,890
    Dime Community Bancshares, Inc.......................   137,193    2,359,720
    Discover Financial Services..........................   437,054   31,210,026
    DNB Financial Corp...................................    10,153      342,156
    Donegal Group, Inc., Class A.........................    84,991    1,241,719
    Donegal Group, Inc., Class B.........................     5,678       72,678
*   Donnelley Financial Solutions, Inc...................   120,968    2,516,134
*   E*TRADE Financial Corp...............................   340,972   20,393,535
#   Eagle Bancorp Montana, Inc...........................    14,752      281,026

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
*   Eagle Bancorp, Inc...................................  96,443 $ 5,212,744
    East West Bancorp, Inc............................... 269,744  17,463,227
    Eaton Vance Corp..................................... 274,443  14,581,157
#*  eHealth, Inc.........................................  46,809   1,111,246
#   Elmira Savings Bank..................................   7,695     156,978
    EMC Insurance Group, Inc.............................  39,281   1,051,552
#   Emclaire Financial Corp..............................     600      22,590
    Employers Holdings, Inc.............................. 113,426   5,268,638
#*  Encore Capital Group, Inc............................  87,481   3,158,064
*   Enova International, Inc............................. 137,067   4,249,077
*   Enstar Group, Ltd....................................  32,385   7,001,637
*   Entegra Financial Corp...............................  10,606     309,165
    Enterprise Bancorp, Inc..............................  10,625     403,644
    Enterprise Financial Services Corp...................  78,324   4,405,725
*   Equity Bancshares, Inc., Class A.....................  16,012     648,486
#   Erie Indemnity Co., Class A..........................  66,910   8,312,898
    ESSA Bancorp, Inc....................................  19,001     298,316
*   Essent Group, Ltd.................................... 178,380   6,849,792
#   Evans Bancorp, Inc...................................   8,776     411,156
    Evercore, Inc., Class A.............................. 118,960  13,442,480
    Everest Re Group, Ltd................................  65,825  14,372,889
#*  EZCORP, Inc., Class A................................ 196,074   2,245,047
#   FactSet Research Systems, Inc........................  39,653   7,984,528
    Farmers & Merchants Bancorp, Inc.....................   1,935      90,248
    Farmers Capital Bank Corp............................  12,681     713,940
    Farmers National Banc Corp...........................  12,879     205,742
    Fauquier Bankshares, Inc.............................     600      13,080
    FB Financial Corp....................................  68,389   2,910,636
    FBL Financial Group, Inc., Class A...................  54,483   4,451,261
*   FCB Financial Holdings, Inc., Class A................ 142,531   7,269,081
    Federal Agricultural Mortgage Corp., Class A.........   2,460     209,494
    Federal Agricultural Mortgage Corp., Class C.........  30,451   2,871,225
#   Federated Investors, Inc., Class B................... 428,070  10,359,294
    FedNat Holding Co....................................  48,967   1,140,931
#   Fidelity D&D Bancorp, Inc............................     837      52,689
    Fidelity National Financial, Inc..................... 339,723  13,758,781
    Fidelity Southern Corp...............................  92,603   2,215,990
    Fifth Third Bancorp.................................. 939,854  27,810,280
    Financial Institutions, Inc..........................  53,253   1,688,120
*   First Acceptance Corp................................  34,466      38,602
    First American Financial Corp........................ 364,578  20,416,368
    First Bancorp........................................ 100,839   4,176,751
*   First BanCorp........................................ 750,229   6,166,882
    First Bancorp of Indiana, Inc........................     700      13,755
    First Bancorp, Inc...................................  21,446     654,103
*   First Bancshares, Inc................................     569       9,104
    First Bancshares, Inc. (The).........................   3,859     148,764
    First Bank...........................................  13,385     189,398
    First Busey Corp..................................... 167,269   5,305,773
    First Business Financial Services, Inc...............  13,024     309,450
#   First Capital, Inc...................................   1,603      61,026
    First Citizens BancShares, Inc., Class A.............  22,584   9,187,623
#   First Commonwealth Financial Corp.................... 345,136   5,822,444
    First Community Bancshares, Inc......................  50,068   1,628,712
#   First Community Corp.................................  17,385     430,279
    First Connecticut Bancorp, Inc.......................  11,712     364,243
    First Defiance Financial Corp........................  55,600   1,788,096
#   First Financial Bancorp.............................. 338,499  10,273,445
#   First Financial Bankshares, Inc...................... 114,320   6,470,512

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
    First Financial Corp.................................  20,169 $ 1,036,687
    First Financial Northwest, Inc.......................  22,460     396,644
*   First Foundation, Inc................................  33,168     521,401
#   First Horizon National Corp.......................... 807,929  14,453,850
    First Internet Bancorp...............................   8,620     274,116
    First Interstate BancSystem, Inc., Class A........... 118,143   5,097,870
    First Merchants Corp................................. 171,691   8,103,815
    First Mid-Illinois Bancshares, Inc...................   4,015     161,845
    First Midwest Bancorp, Inc........................... 362,132   9,658,060
*   First Northwest Bancorp..............................  15,105     244,399
    First of Long Island Corp. (The).....................  14,900     324,820
#   First Republic Bank.................................. 151,619  14,989,054
#   First Savings Financial Group, Inc...................   2,607     180,535
    First United Corp....................................  19,729     368,932
    First US Bancshares, Inc.............................  11,301     126,684
    FirstCash, Inc....................................... 166,033  13,481,880
*   Flagstar Bancorp, Inc................................ 198,785   6,768,629
    Flushing Financial Corp..............................  99,828   2,503,686
#   FNB Corp............................................. 752,814   9,658,604
#*  Franklin Financial Network, Inc......................  28,698   1,123,527
    Franklin Resources, Inc.............................. 282,379   9,691,247
    FS Bancorp, Inc......................................   1,715     105,250
#*  FSB Bancorp, Inc.....................................   1,845      32,288
    Fulton Financial Corp................................ 598,539  10,384,652
#   GAIN Capital Holdings, Inc...........................  89,464     609,250
    GAINSCO, Inc.........................................   1,100      24,750
    GAMCO Investors, Inc., Class A.......................  21,969     538,021
*   Genworth Financial, Inc., Class A.................... 871,322   4,008,081
#   German American Bancorp, Inc.........................  59,175   2,168,172
#   Glacier Bancorp, Inc................................. 232,931   9,946,154
#   Glen Burnie Bancorp..................................     600       7,500
    Global Indemnity, Ltd................................  35,994   1,466,755
    Goldman Sachs Group, Inc. (The)...................... 284,073  67,447,452
    Gouverneur Bancorp, Inc..............................     600       9,825
*   Great Elm Capital Group, Inc.........................  58,787     191,058
    Great Southern Bancorp, Inc..........................  48,081   2,839,183
    Great Western Bancorp, Inc........................... 205,030   8,580,505
    Green Bancorp, Inc................................... 114,836   2,790,515
*   Green Dot Corp., Class A............................. 156,594  12,421,036
#   Greenhill & Co., Inc.................................  78,826   2,577,610
#*  Greenlight Capital Re, Ltd., Class A................. 100,763   1,471,140
    Guaranty Bancorp.....................................  74,612   2,242,091
    Guaranty Federal Bancshares, Inc.....................   2,642      65,786
*   Hallmark Financial Services, Inc.....................  43,645     460,891
*   Hamilton Bancorp, Inc................................   3,703      53,879
#   Hamilton Lane, Inc., Class A.........................   8,420     412,327
    Hancock Whitney Corp................................. 241,835  12,152,209
    Hanmi Financial Corp................................. 113,025   2,831,276
    Hanover Insurance Group, Inc. (The).................. 112,310  14,085,920
*   HarborOne Bancorp, Inc...............................   2,433      44,646
    Harleysville Financial Corp..........................   3,569      88,533
    Hartford Financial Services Group, Inc. (The)........ 531,063  27,987,020
    Hawthorn Bancshares, Inc.............................   9,076     197,403
#   HCI Group, Inc.......................................  32,040   1,370,992
#   Heartland Financial USA, Inc.........................  94,524   5,553,285
    Hennessy Advisors, Inc...............................  20,446     319,980
    Heritage Commerce Corp............................... 117,439   1,788,596
#   Heritage Financial Corp.............................. 115,747   4,056,932
#   Heritage Insurance Holdings, Inc.....................  23,530     404,010

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
FINANCIALS -- (Continued)
    Hilltop Holdings, Inc................................   301,208 $  6,265,126
    Hingham Institution for Savings......................     1,648      364,323
*   HMN Financial, Inc...................................     6,744      139,938
    Home Bancorp, Inc....................................    12,894      587,837
#   Home BancShares, Inc.................................   430,103    9,974,089
    Home Federal Bancorp, Inc............................       239        7,768
*   HomeStreet, Inc......................................    56,218    1,664,053
*   HomeTrust Bancshares, Inc............................    14,545      423,260
#   Hope Bancorp, Inc....................................   485,177    8,141,270
    HopFed Bancorp, Inc..................................    11,764      193,518
    Horace Mann Educators Corp...........................    90,212    3,942,264
    Horizon Bancorp, inc.................................    69,973    1,470,133
    Houlihan Lokey, Inc..................................    94,105    4,626,202
#*  Howard Bancorp, Inc..................................    18,076      291,024
    Huntington Bancshares, Inc........................... 1,756,688   27,123,263
    HV Bancorp, Inc......................................     1,200       18,462
    IBERIABANK Corp......................................   126,006   10,471,099
*   ICC Holdings, Inc....................................     1,100       16,676
    IF Bancorp, Inc......................................     1,900       46,284
    Independence Holding Co..............................    10,480      364,180
    Independent Bank Corp................................    76,333    6,747,837
    Independent Bank Corp................................    66,527    1,629,911
    Independent Bank Group, Inc..........................    98,769    6,627,400
    Interactive Brokers Group, Inc., Class A.............   314,119   18,803,163
    Intercontinental Exchange, Inc.......................   352,092   26,023,120
    International Bancshares Corp........................   229,234   10,189,451
*   INTL. FCStone, Inc...................................    46,863    2,511,388
    Invesco, Ltd.........................................   554,944   14,977,939
    Investar Holding Corp................................     8,536      228,765
#   Investment Technology Group, Inc.....................    88,168    1,952,921
    Investors Bancorp, Inc...............................   708,652    8,872,323
    Investors Title Co...................................     2,481      474,863
    James River Group Holdings, Ltd......................   101,711    4,209,818
#   Janus Henderson Group P.L.C..........................   248,756    8,097,008
    Jefferies Financial Group, Inc.......................   451,788   10,955,859
    JPMorgan Chase & Co.................................. 2,971,967  341,627,607
    Kearny Financial Corp................................   347,771    4,990,514
    Kemper Corp..........................................   165,791   13,230,122
    Kentucky First Federal Bancorp.......................     9,691       80,920
    KeyCorp.............................................. 1,091,422   22,777,977
    Kingstone Cos., Inc..................................    18,384      300,578
#   Kinsale Capital Group, Inc...........................     4,284      253,720
    Ladenburg Thalmann Financial Services, Inc...........    16,106       54,599
    Lake Shore Bancorp, Inc..............................     1,449       24,923
    Lakeland Bancorp, Inc................................   160,767    3,118,880
    Lakeland Financial Corp..............................    73,806    3,578,853
    Landmark Bancorp, Inc................................     7,438      210,644
    Lazard, Ltd., Class A................................   254,973   13,845,034
    LCNB Corp............................................    29,806      554,392
#   LegacyTexas Financial Group, Inc.....................   151,078    6,621,749
#   Legg Mason, Inc......................................   221,488    7,559,385
#*  LendingClub Corp..................................... 1,451,715    5,981,066
#*  LendingTree, Inc.....................................    20,530    4,902,564
*   Limestone Bancorp, Inc...............................     1,074       16,754
    Lincoln National Corp................................   323,494   22,029,941
#   Live Oak Bancshares, Inc.............................    65,165    1,853,944
    Loews Corp...........................................   409,246   20,781,512
#   LPL Financial Holdings, Inc..........................   380,376   25,215,125
    M&T Bank Corp........................................    88,976   15,423,990

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
    Macatawa Bank Corp...................................    71,296 $   874,802
    Mackinac Financial Corp..............................    21,370     352,605
*   Magyar Bancorp, Inc..................................     3,225      41,441
    Maiden Holdings, Ltd.................................   323,706   2,816,242
*   Malvern Bancorp, Inc.................................    12,640     312,840
#   Manning & Napier, Inc................................    38,211     116,544
*   Markel Corp..........................................    15,695  18,363,150
#   MarketAxess Holdings, Inc............................    45,051   8,729,532
    Marlin Business Services Corp........................    44,251   1,362,931
    Marsh & McLennan Cos., Inc...........................   227,266  18,944,894
    MB Financial, Inc....................................   190,588   9,233,989
#*  MBIA, Inc............................................   460,050   4,715,512
    MBT Financial Corp...................................    55,283     630,226
    Mercantile Bank Corp.................................    31,901   1,133,124
#   Mercury General Corp.................................   190,529   9,798,906
    Meridian Bancorp, Inc................................   183,417   3,356,531
    Meta Financial Group, Inc............................    33,582   3,003,910
    MetLife, Inc.........................................   500,179  22,878,187
*   MGIC Investment Corp.................................   277,958   3,468,916
#   Mid Penn Bancorp, Inc................................     5,062     166,034
    Middlefield Banc Corp................................     5,731     290,562
    Midland States Bancorp, Inc..........................    11,399     383,918
#   MidSouth Bancorp, Inc................................    25,236     357,089
    MidWestOne Financial Group, Inc......................    11,055     355,529
*   MMA Capital Management LLC...........................     9,817     261,132
    Moelis & Co., Class A................................    58,283   3,706,799
    Moody's Corp.........................................    49,376   8,449,221
    Morgan Stanley....................................... 1,080,130  54,611,373
    Morningstar, Inc.....................................    75,502   9,966,264
    MSB Financial Corp...................................     7,949     170,109
    MSCI, Inc............................................   127,858  21,248,721
    MutualFirst Financial, Inc...........................    26,655   1,023,552
#   MVB Financial Corp...................................     5,934      97,911
    Nasdaq, Inc..........................................   242,500  22,164,500
    National Bank Holdings Corp., Class A................   105,411   4,172,167
#   National Bankshares, Inc.............................     4,314     203,837
#*  National Commerce Corp...............................     3,102     135,247
    National General Holdings Corp.......................   268,770   7,412,677
*   National Holdings Corp...............................    20,165      64,730
    National Security Group, Inc. (The)..................     2,402      38,456
#   National Western Life Group, Inc., Class A...........     5,425   1,757,700
    Navient Corp.........................................   888,068  11,731,378
    Navigators Group, Inc. (The).........................   102,042   6,158,235
    NBT Bancorp, Inc.....................................   149,512   6,016,363
    Nelnet, Inc., Class A................................   100,841   5,927,434
#   New York Community Bancorp, Inc......................   688,591   7,416,125
>>  NewStar Financial, Inc...............................   120,603      59,369
*   NI Holdings, Inc.....................................     5,792      96,842
*   Nicholas Financial, Inc..............................    17,552     161,478
*   Nicolet Bankshares, Inc..............................     2,341     129,574
*   NMI Holdings, Inc., Class A..........................   224,874   4,699,867
#   Northeast Bancorp....................................    10,565     226,619
    Northeast Community Bancorp, Inc.....................    10,493     115,633
    Northern Trust Corp..................................   227,136  24,807,794
#   Northfield Bancorp, Inc..............................   166,755   2,778,138
    Northrim BanCorp, Inc................................    16,807     677,322
    Northway Financial, Inc..............................     2,363      76,561
#   Northwest Bancshares, Inc............................   368,221   6,635,342
    Norwood Financial Corp...............................     3,962     148,971

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
#   Oak Valley Bancorp...................................   3,189 $    69,935
    OceanFirst Financial Corp............................ 163,278   4,762,819
#   Oconee Federal Financial Corp........................   2,225      60,542
*   Ocwen Financial Corp................................. 183,013     728,392
    OFG Bancorp.......................................... 152,430   2,537,959
#   Ohio Valley Banc Corp................................   3,467     169,536
    Old Line Bancshares, Inc.............................  12,971     444,646
    Old National Bancorp................................. 527,776  10,265,243
#   Old Point Financial Corp.............................   7,052     204,437
    Old Republic International Corp...................... 646,273  13,772,078
#   Old Second Bancorp, Inc..............................  13,666     211,823
*   On Deck Capital, Inc................................. 110,570     756,299
*   OneMain Holdings, Inc................................ 199,336   6,627,922
    Oppenheimer Holdings, Inc., Class A..................  16,285     481,222
    Opus Bank............................................  98,761   2,794,936
    Oritani Financial Corp............................... 166,371   2,661,936
    Orrstown Financial Services, Inc.....................  25,362     667,021
*   Pacific Mercantile Bancorp...........................  47,678     467,244
#*  Pacific Premier Bancorp, Inc......................... 160,578   5,941,386
    PacWest Bancorp...................................... 193,140   9,699,491
#   Park National Corp...................................  41,920   4,591,078
    Parke Bancorp, Inc...................................  15,405     363,558
    Pathfinder Bancorp, Inc..............................   4,924      75,337
#   Patriot National Bancorp, Inc........................     830      16,476
#   PB Bancorp, Inc......................................  18,414     204,395
    Peapack Gladstone Financial Corp.....................  49,402   1,624,338
#   Penns Woods Bancorp, Inc.............................   8,706     396,994
*   PennyMac Financial Services, Inc., Class A...........  88,984   1,704,044
#   Peoples Bancorp of North Carolina, Inc...............   4,794     150,484
    Peoples Bancorp, Inc.................................  48,840   1,768,985
    Peoples Financial Corp...............................     137       1,891
    Peoples Financial Services Corp......................     902      41,582
#   People's United Financial, Inc....................... 691,888  12,613,118
    People's Utah Bancorp................................   7,828     284,548
*   PHH Corp............................................. 201,877   2,194,403
#   Pinnacle Financial Partners, Inc..................... 162,141  10,133,812
    Piper Jaffray Cos....................................  51,062   3,949,646
#   PJT Partners, Inc., Class A..........................  12,760     768,280
    Plumas Bancorp.......................................   8,921     245,774
    PNC Financial Services Group, Inc. (The)............. 279,032  40,412,205
#   Poage Bankshares, Inc................................   1,850      48,008
    Popular, Inc......................................... 230,501  11,439,765
#*  PRA Group, Inc....................................... 157,612   6,178,390
    Preferred Bank.......................................  41,300   2,570,512
    Premier Financial Bancorp, Inc.......................  22,718     431,869
    Primerica, Inc....................................... 182,201  20,916,675
    Principal Financial Group, Inc....................... 420,763  24,437,915
#   ProAssurance Corp.................................... 183,388   7,573,924
    Progressive Corp. (The).............................. 572,929  34,381,469
#   Prosperity Bancshares, Inc........................... 154,787  10,858,308
    Protective Insurance Corp., Class B..................  17,951     419,156
    Protective Insurance Corp., Class A..................   2,826      65,563
*   Provident Bancorp, Inc...............................   9,529     261,571
    Provident Financial Holdings, Inc....................  13,977     259,273
    Provident Financial Services, Inc.................... 230,475   5,886,331
    Prudential Bancorp, Inc..............................  18,017     341,422
    Prudential Financial, Inc............................ 272,073  27,454,886
    Pzena Investment Management, Inc., Class A...........   7,981      77,815
    QCR Holdings, Inc....................................  17,349     753,814

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
    Radian Group, Inc....................................   195,407 $ 3,742,044
*   Randolph Bancorp, Inc................................     7,944     131,076
    Raymond James Financial, Inc.........................   168,534  15,436,029
*   Regional Management Corp.............................    40,259   1,335,391
    Regions Financial Corp............................... 1,729,217  32,180,728
    Reinsurance Group of America, Inc....................   106,531  15,074,136
    RenaissanceRe Holdings, Ltd..........................    94,723  12,489,228
    Renasant Corp........................................   171,716   7,672,271
    Republic Bancorp, Inc., Class A......................    30,927   1,480,475
#*  Republic First Bancorp, Inc..........................    26,707     210,985
    Riverview Bancorp, Inc...............................    63,345     576,440
#   RLI Corp.............................................    99,196   7,415,893
    S&P Global, Inc......................................   100,096  20,063,242
#   S&T Bancorp, Inc.....................................   121,278   5,428,403
#*  Safeguard Scientifics, Inc...........................    63,662     725,747
    Safety Insurance Group, Inc..........................    55,259   5,061,724
    Salisbury Bancorp, Inc...............................     3,653     160,367
    Sandy Spring Bancorp, Inc............................   119,882   4,688,585
    Santander Consumer USA Holdings, Inc.................   717,787  13,810,222
    SB Financial Group, Inc..............................    17,474     345,985
#   SB One Bancorp.......................................    14,654     419,837
#*  Seacoast Banking Corp. of Florida....................    45,582   1,336,008
*   Security National Financial Corp., Class A...........    28,773     148,181
    SEI Investments Co...................................   105,678   6,334,339
#*  Select Bancorp, Inc..................................    34,626     450,484
#   Selective Insurance Group, Inc.......................   172,504  10,315,739
#   ServisFirst Bancshares, Inc..........................   120,454   5,089,181
    Severn Bancorp, Inc..................................    12,591     108,283
    Shore Bancshares, Inc................................    17,377     335,724
    SI Financial Group, Inc..............................    36,803     513,402
#*  Siebert Financial Corp...............................     8,302     123,783
    Sierra Bancorp.......................................    37,971   1,121,663
*   Signature Bank.......................................    76,897   8,436,370
    Silvercrest Asset Management Group, Inc., Class A....     5,205      90,827
#   Simmons First National Corp., Class A................   319,940   9,534,212
*   SLM Corp............................................. 1,428,379  16,126,399
*   SmartFinancial, Inc..................................     2,670      68,619
    Sound Financial Bancorp, Inc.........................     2,907     114,972
    South State Corp.....................................    87,310   7,307,847
*   Southern First Bancshares, Inc.......................    16,969     745,788
    Southern Missouri Bancorp, Inc.......................     4,344     172,196
    Southern National Bancorp of Virginia, Inc...........    22,382     392,580
#   Southside Bancshares, Inc............................   120,789   4,141,855
    Southwest Georgia Financial Corp.....................     3,582      83,532
    State Auto Financial Corp............................   102,915   3,328,271
    State Bank Financial Corp............................    92,269   2,901,860
    State Street Corp....................................   258,633  22,839,880
#   Sterling Bancorp.....................................   633,342  14,060,192
    Stewardship Financial Corp...........................    11,464     123,811
    Stewart Information Services Corp....................    92,756   4,214,833
    Stifel Financial Corp................................   135,653   7,478,550
    Stock Yards Bancorp, Inc.............................    62,707   2,392,272
    Summit Financial Group, Inc..........................       521      13,338
    Summit State Bank....................................    13,468     210,101
#   SunTrust Banks, Inc..................................   299,066  21,553,687
*   SVB Financial Group..................................    79,723  24,545,117
    Synchrony Financial..................................   927,351  26,837,538
    Synovus Financial Corp...............................   388,678  19,208,467
    T Rowe Price Group, Inc..............................   320,100  38,117,508

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
FINANCIALS -- (Continued)
    TCF Financial Corp...................................   543,795 $ 13,654,692
    TD Ameritrade Holding Corp...........................   313,802   17,933,784
    Territorial Bancorp, Inc.............................    28,065      855,983
#   Teton Advisors, Inc., Class A........................        95        4,798
*   Texas Capital Bancshares, Inc........................   142,625   12,950,350
#   TFS Financial Corp...................................   328,221    4,995,524
*   TheStreet, Inc.......................................    57,491      131,654
#*  Third Point Reinsurance, Ltd.........................    91,866    1,157,512
    Timberland Bancorp, Inc..............................     7,177      259,951
    Tiptree, Inc.........................................   128,893      876,472
#   Tompkins Financial Corp..............................    41,799    3,581,338
    Torchmark Corp.......................................   159,563   14,052,713
#   Towne Bank...........................................   227,492    7,347,992
    Travelers Cos., Inc. (The)...........................   327,051   42,562,417
    TriCo Bancshares.....................................    81,547    3,165,655
#*  TriState Capital Holdings, Inc.......................    67,750    1,991,850
*   Triumph Bancorp, Inc.................................    72,007    2,761,468
    TrustCo Bank Corp. NY................................   325,361    2,960,785
#   Trustmark Corp.......................................   233,515    8,217,393
    Two River Bancorp....................................    12,890      239,754
    U.S. Bancorp......................................... 1,203,717   63,809,038
    UMB Financial Corp...................................   111,939    8,047,295
    Umpqua Holdings Corp.................................   553,964   11,799,433
*   Unico American Corp..................................     5,450       39,240
#   Union Bankshares Corp................................   227,965    9,234,862
    Union Bankshares, Inc................................     2,439      128,901
    United Bancorp, Inc..................................     2,743       36,208
    United Bancshares, Inc...............................     4,830      107,468
#   United Bankshares, Inc...............................   230,845    8,529,723
    United Community Bancorp.............................     2,446       67,387
    United Community Banks, Inc..........................   272,436    8,181,253
    United Community Financial Corp......................   180,457    1,885,776
    United Financial Bancorp, Inc........................   172,696    3,023,907
    United Fire Group, Inc...............................    62,405    3,762,397
#   United Insurance Holdings Corp.......................    95,073    1,973,715
    United Security Bancshares...........................    23,734      255,141
    Unity Bancorp, Inc...................................    26,076      636,254
    Universal Insurance Holdings, Inc....................   154,584    6,863,530
    Univest Corp. of Pennsylvania........................    98,067    2,677,229
    Unum Group...........................................   295,052   11,722,416
#   US Global Investors, Inc., Class A...................    14,134       23,038
#   Valley National Bancorp..............................   590,312    6,877,135
    Value Line, Inc......................................     7,363      167,950
*   Veritex Holdings, Inc................................    26,020      801,936
    Virtu Financial, Inc., Class A.......................    82,960    1,671,644
#   Virtus Investment Partners, Inc......................    24,481    3,262,093
    Voya Financial, Inc..................................   243,540   12,303,641
    VSB Bancorp, Inc.....................................       134        2,747
#   Waddell & Reed Financial, Inc., Class A..............   289,435    5,994,199
    Walker & Dunlop, Inc.................................   132,191    7,833,639
    Washington Federal, Inc..............................   312,297   10,477,564
    Washington Trust Bancorp, Inc........................    47,793    2,793,501
    Waterstone Financial, Inc............................    84,383    1,434,511
    Webster Financial Corp...............................   252,545   16,296,729
    Wellesley Bank.......................................     2,220       74,148
    Wells Fargo & Co..................................... 4,176,962  239,298,153
#   WesBanco, Inc........................................   160,482    7,842,755
    West Bancorporation, Inc.............................    55,086    1,366,133
#   Westamerica Bancorporation...........................    72,997    4,381,280

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                          ------- --------------
FINANCIALS -- (Continued)
*   Western Alliance Bancorp............................. 317,203 $   17,991,754
#   Western New England Bancorp, Inc.....................  94,346      1,023,654
    Westwood Holdings Group, Inc.........................  29,899      1,745,205
    White Mountains Insurance Group, Ltd.................  10,948      9,995,852
    Willis Towers Watson P.L.C........................... 101,246     16,140,637
    Wintrust Financial Corp.............................. 172,887     15,167,377
#   WisdomTree Investments, Inc.......................... 261,131      2,282,285
*   WMIH Corp............................................ 523,261        711,635
#*  World Acceptance Corp................................  30,755      3,072,732
    WR Berkley Corp...................................... 235,549     17,856,970
    WSFS Financial Corp..................................  87,150      4,941,405
    WVS Financial Corp...................................   2,157         35,267
    XL Group, Ltd........................................ 304,513     17,122,766
#   Zions Bancorporation................................. 271,529     14,038,049
                                                                  --------------
TOTAL FINANCIALS.........................................          4,672,622,394
                                                                  --------------
HEALTHCARE -- (10.8%)
#   Abaxis, Inc..........................................  41,740      3,464,420
    Abbott Laboratories.................................. 640,892     42,004,062
    AbbVie, Inc.......................................... 834,251     76,942,970
#*  Abeona Therapeutics, Inc.............................   5,202         75,169
*   ABIOMED, Inc.........................................  35,912     12,731,881
#*  Acadia Healthcare Co., Inc........................... 284,118     11,216,979
#*  Accuray, Inc.........................................  39,088        150,489
    Aceto Corp...........................................  98,354        321,618
*   Achillion Pharmaceuticals, Inc....................... 466,887      1,204,568
#*  Aclaris Therapeutics, Inc............................  13,604        233,173
*   Acorda Therapeutics, Inc............................. 132,408      3,303,580
*   Addus HomeCare Corp..................................  32,406      2,143,657
#*  ADMA Biologics, Inc..................................   3,803         24,796
#*  Aduro Biotech, Inc...................................   3,917         22,914
*   Adverum Biotechnologies, Inc......................... 129,684        609,515
*   Aeglea BioTherapeutics, Inc..........................  19,925        167,569
    Aetna, Inc........................................... 323,980     61,034,592
*   Affimed NV...........................................  86,693        156,047
    Agilent Technologies, Inc............................ 191,755     12,663,500
#*  Agios Pharmaceuticals, Inc...........................  22,106      1,910,179
#*  Akorn, Inc........................................... 209,431      3,878,662
*   Albireo Pharma, Inc..................................   1,456         45,937
#*  Alder Biopharmaceuticals, Inc........................  59,322      1,124,152
*   Aldeyra Therapeutics, Inc............................  12,787         88,870
*   Alexion Pharmaceuticals, Inc.........................  65,066      8,651,175
*   Align Technology, Inc................................ 109,439     39,031,419
#*  Alkermes P.L.C.......................................  28,869      1,265,906
    Allergan P.L.C....................................... 209,921     38,644,357
*   Allied Healthcare Products, Inc......................   3,482          8,183
*   Allscripts Healthcare Solutions, Inc................. 510,213      6,245,007
#*  Alnylam Pharmaceuticals, Inc.........................  34,598      3,286,810
#*  Alphatec Holdings, Inc...............................  27,383         73,934
*   Alpine Immune Sciences, Inc..........................  11,076         77,255
#*  AMAG Pharmaceuticals, Inc............................  29,182        643,463
#*  Amedisys, Inc........................................  82,293      7,705,094
#*  American Renal Associates Holdings, Inc..............  14,460        232,661
*   American Shared Hospital Services....................   4,179         12,328
    AmerisourceBergen Corp............................... 166,432     13,619,131
    Amgen, Inc........................................... 432,973     85,100,843
#*  AMN Healthcare Services, Inc......................... 214,398     12,971,079
*   Amneal Pharmaceuticals, Inc.......................... 160,842      3,083,341
#*  Amphastar Pharmaceuticals, Inc....................... 102,491      1,788,468

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
HEALTHCARE -- (Continued)
*   AngioDynamics, Inc...................................  85,141 $ 1,799,881
#*  ANI Pharmaceuticals, Inc.............................  30,902   2,068,889
#*  Anika Therapeutics, Inc..............................  44,517   1,782,016
    Anthem, Inc.......................................... 221,103  55,939,059
#*  Apollo Endosurgery, Inc..............................  23,850     217,273
*   Applied Genetic Technologies Corp....................  45,739     182,956
#*  Aptevo Therapeutics, Inc.............................  63,129     266,404
*   Aquinox Pharmaceuticals, Inc.........................   7,145      21,149
#*  Aratana Therapeutics, Inc............................  81,922     371,516
*   Ardelyx, Inc.........................................  91,061     368,797
#*  Arena Pharmaceuticals Inc............................  31,279   1,207,057
#*  Arrowhead Pharmaceuticals, Inc.......................   8,350     121,660
#*  Atara Biotherapeutics, Inc...........................   8,201     307,948
*   athenahealth, Inc....................................  56,739   8,551,135
    Atrion Corp..........................................   4,902   3,372,576
*   Avanos Medical, Inc.................................. 164,993   9,107,614
    Baxter International, Inc............................ 216,549  15,688,975
    Becton Dickinson and Co..............................  65,659  16,439,044
*   Biogen, Inc..........................................  96,410  32,236,612
*   BioMarin Pharmaceutical, Inc.........................  52,287   5,257,981
*   Bio-Rad Laboratories, Inc., Class A..................  41,730  12,796,504
*   Bio-Rad Laboratories, Inc., Class B..................   2,960     908,498
#*  BioScrip, Inc........................................ 183,767     486,983
*   BioSpecifics Technologies Corp.......................  15,129     688,369
    Bio-Techne Corp......................................  56,845   9,131,581
#*  BioTelemetry, Inc....................................  91,956   4,827,690
#*  Bluebird Bio, Inc....................................  36,077   5,588,327
*   Boston Scientific Corp............................... 446,645  15,011,738
#*  Bovie Medical Corp...................................  16,167      78,087
    Bristol-Myers Squibb Co.............................. 760,478  44,678,082
#*  Brookdale Senior Living, Inc......................... 648,903   6,222,980
    Bruker Corp.......................................... 246,977   8,002,055
#*  Caladrius Biosciences, Inc...........................  20,846     104,438
#*  Cambrex Corp......................................... 143,612   8,975,750
    Cantel Medical Corp..................................  79,179   7,340,685
#*  Capital Senior Living Corp...........................  86,323     862,367
    Cardinal Health, Inc................................. 169,886   8,485,806
#*  Castlight Health, Inc., Class B......................  26,665      87,995
*   Catabasis Pharmaceuticals, Inc.......................  21,687      14,964
#*  Catalent, Inc........................................ 354,697  14,790,865
*   Catalyst Biosciences, Inc............................   9,584      94,690
*   Celgene Corp......................................... 215,795  19,440,972
*   Celldex Therapeutics, Inc............................ 298,513     138,809
#*  Cellular Biomedicine Group, Inc......................   1,100      24,915
#*  Celsion Corp.........................................  18,943      50,578
*   Centene Corp......................................... 233,441  30,424,366
*   Cerner Corp.......................................... 138,591   8,603,729
*   Charles River Laboratories International, Inc........ 153,624  19,095,463
#*  Checkpoint Therapeutics, Inc.........................  11,483      32,382
    Chemed Corp..........................................  41,634  13,157,593
*   ChemoCentryx, Inc....................................  12,837     148,396
#*  Chiasma, Inc.........................................  37,057      51,880
*   Chimerix, Inc........................................ 146,268     653,818
    Cigna Corp........................................... 229,785  41,228,025
*   Citius Pharmaceuticals, Inc..........................  13,938      34,706
*   Civitas Solutions, Inc...............................  34,535     564,647
*   Clearside Biomedical, Inc............................  11,588     103,249
*   Cocrystal Pharma, Inc................................     100         403
#*  Community Health Systems, Inc........................ 369,914   1,235,513

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
HEALTHCARE -- (Continued)
#   Computer Programs & Systems, Inc.....................    22,595 $   704,964
*   Concert Pharmaceuticals, Inc.........................    76,663   1,225,841
*   ConforMIS, Inc.......................................    19,800      19,008
    CONMED Corp..........................................    76,922   5,692,228
    Cooper Cos., Inc. (The)..............................    36,167   9,421,503
#*  Corcept Therapeutics, Inc............................   202,497   2,658,786
*   CorVel Corp..........................................    52,150   2,990,802
#*  Corvus Pharmaceuticals, Inc..........................    12,247     120,878
*   Cotiviti Holdings, Inc...............................    94,799   4,231,827
*   Cross Country Healthcare, Inc........................   118,938   1,395,143
*   CryoLife, Inc........................................    83,711   2,494,588
*   Cumberland Pharmaceuticals, Inc......................    40,261     245,592
#*  Cutera, Inc..........................................    12,065     482,600
    CVS Health Corp......................................   988,292  64,100,619
#*  Cymabay Therapeutics, Inc............................    28,500     318,915
#*  CynergisTek, Inc.....................................    11,534      43,253
    Danaher Corp.........................................   270,341  27,731,580
*   DaVita, Inc..........................................   296,876  20,864,445
    DENTSPLY SIRONA, Inc.................................   252,565  12,150,902
*   Depomed, Inc.........................................   168,276   1,490,925
#*  Dermira, Inc.........................................    43,658     425,229
#*  DexCom, Inc..........................................    26,640   2,534,263
#*  Dicerna Pharmaceuticals, Inc.........................       900      11,340
    Digirad Corp.........................................    23,800      39,270
#*  Diplomat Pharmacy, Inc...............................   188,779   3,922,828
#*  Eagle Pharmaceuticals, Inc...........................     5,327     422,165
*   Edwards Lifesciences Corp............................   100,660  14,339,017
*   Electromed, Inc......................................     8,494      44,594
    Eli Lilly & Co.......................................   260,634  25,753,246
*   Emergent BioSolutions, Inc...........................   137,350   7,464,972
*   Enanta Pharmaceuticals, Inc..........................    11,704   1,141,374
    Encompass Health Corp................................   363,885  27,520,623
#*  Endo International P.L.C.............................   736,854   9,166,464
    Ensign Group, Inc. (The).............................   169,224   6,103,910
*   Envision Healthcare Corp.............................   176,212   7,799,143
*   Enzo Biochem, Inc....................................   149,410     660,392
#*  Evolent Health, Inc., Class A........................   265,271   5,358,474
#*  Exact Sciences Corp..................................    33,166   1,938,553
#*  Exelixis, Inc........................................   297,567   6,159,637
*   Express Scripts Holding Co...........................   729,276  57,948,271
#*  FibroGen, Inc........................................     7,259     458,043
#*  Five Prime Therapeutics, Inc.........................    94,804   1,412,580
*   Five Star Senior Living, Inc.........................    21,077      27,400
*   FONAR Corp...........................................    17,731     462,779
#*  Fulgent Genetics, Inc................................    30,974     148,675
    Gilead Sciences, Inc................................. 1,079,751  84,037,020
*   Globus Medical, Inc., Class A........................   211,312  10,878,342
*   Haemonetics Corp.....................................   113,330  11,065,541
*   Halozyme Therapeutics, Inc...........................   102,886   1,862,237
#*  Hanger, Inc..........................................    63,789   1,116,307
*   Harvard Bioscience, Inc..............................    90,176     514,003
    HCA Healthcare, Inc..................................    64,579   8,022,649
#*  HealthEquity, Inc....................................    43,426   3,278,663
    HealthStream, Inc....................................    77,184   2,167,327
#*  Henry Schein, Inc....................................   132,222  10,499,749
#*  Heska Corp...........................................     8,367     838,792
    Hill-Rom Holdings, Inc...............................   202,146  19,042,153
*   HMS Holdings Corp....................................   212,690   5,089,672
*   Hologic, Inc.........................................   620,777  26,637,541

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
HEALTHCARE -- (Continued)
#*  Horizon Pharma P.L.C.................................   482,570 $  8,507,709
    Humana, Inc..........................................   142,613   44,806,152
*   Icad, Inc............................................     9,255       28,135
*   ICU Medical, Inc.....................................    46,210   13,253,028
*   IDEXX Laboratories, Inc..............................    57,480   14,078,576
*   Illumina, Inc........................................    25,762    8,356,162
*   ImmuCell Corp........................................     5,940       40,392
*   Immune Design Corp...................................    13,300       50,540
#*  Immunomedics Inc.....................................    13,699      327,817
*   Incyte Corp..........................................    36,901    2,455,393
#*  Infinity Pharmaceuticals, Inc........................   127,833      226,264
*   InfuSystem Holdings, Inc.............................    48,515      147,971
#*  Innoviva, Inc........................................   135,435    1,916,405
*   Inogen, Inc..........................................    29,860    5,949,605
#*  Inovalon Holdings, Inc., Class A.....................    19,390      206,503
#*  Insulet Corp.........................................    15,693    1,305,030
*   Integer Holdings Corp................................    74,575    5,328,384
#*  Integra LifeSciences Holdings Corp...................   167,674   10,451,120
*   Intra-Cellular Therapies, Inc........................   121,522    2,438,947
*   IntriCon Corp........................................     8,894      516,741
*   Intuitive Surgical, Inc..............................    26,157   13,292,726
#   Invacare Corp........................................   117,933    2,105,104
#*  Ionis Pharmaceuticals, Inc...........................    33,183    1,449,433
*   IQVIA Holdings, Inc..................................   138,580   16,898,445
#*  iRadimed Corp........................................     2,040       46,920
*   IRIDEX Corp..........................................    12,103       94,948
*   Jazz Pharmaceuticals P.L.C...........................    66,984   11,593,591
    Johnson & Johnson.................................... 1,483,658  196,614,358
#*  Juniper Pharmaceuticals, Inc.........................    22,871      263,016
*   K2M Group Holdings, Inc..............................     3,651       74,371
#*  KalVista Pharmaceuticals, Inc........................     6,610       61,903
#*  Karyopharm Therapeutics, Inc.........................     1,986       35,311
    Kewaunee Scientific Corp.............................     6,314      199,522
*   Kindred Biosciences, Inc.............................    88,789    1,203,091
*   Laboratory Corp. of America Holdings.................   135,098   23,688,083
#*  Lannett Co., Inc.....................................   101,012    1,287,903
*   Lantheus Holdings, Inc...............................    91,140    1,316,973
*   Leap Therapeutics, Inc...............................    11,656       87,187
#   LeMaitre Vascular, Inc...............................    49,735    1,790,460
*   LHC Group, Inc.......................................   105,170    9,053,034
#*  LifePoint Health, Inc................................   135,178    8,759,534
#*  Ligand Pharmaceuticals, Inc..........................    34,221    7,471,471
#*  Lipocine, Inc........................................    41,781       54,733
*   LivaNova P.L.C.......................................   109,924   12,105,930
*   Loxo Oncology, Inc...................................     2,185      366,184
    Luminex Corp.........................................   106,666    3,611,711
*   MacroGenics, Inc.....................................    13,240      273,406
#*  Madrigal Pharmaceuticals, Inc........................     1,408      361,898
*   Magellan Health, Inc.................................    85,425    6,214,669
#*  Mallinckrodt P.L.C...................................   286,218    6,711,812
*   Masimo Corp..........................................   126,336   12,560,325
    McKesson Corp........................................   137,847   17,313,583
#*  Medidata Solutions, Inc..............................    24,690    1,834,714
*   MEDNAX, Inc..........................................   181,587    7,770,108
*   Medpace Holdings, Inc................................    74,088    4,546,781
    Medtronic P.L.C......................................   589,488   53,189,502
#*  MEI Pharma, Inc......................................    83,632      316,965
#*  Melinta Therapeutics, Inc............................    41,163      218,164
    Merck & Co., Inc..................................... 1,225,225   80,705,571

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
HEALTHCARE -- (Continued)
    Meridian Bioscience, Inc.............................   121,128 $  1,913,822
#*  Merit Medical Systems, Inc...........................   111,934    6,078,016
#*  Merrimack Pharmaceuticals, Inc.......................    19,435      100,479
*   Mettler-Toledo International, Inc....................    16,178    9,585,627
*   Micron Solutions, Inc................................     1,790        5,907
#*  Minerva Neurosciences, Inc...........................    25,302      203,681
#*  Mirati Therapeutics, Inc.............................    33,499    2,056,839
#*  Misonix, Inc.........................................     8,260      135,257
#*  Molecular Templates, Inc.............................    16,337       84,626
#*  Moleculin Biotech, Inc...............................     6,409       10,895
#*  Molina Healthcare, Inc...............................   172,383   17,943,346
#*  Momenta Pharmaceuticals, Inc.........................   161,798    4,789,221
*   Mylan NV.............................................   534,604   19,946,075
#*  Myriad Genetics, Inc.................................   193,800    8,478,750
#*  Nabriva Therapeutics P.L.C...........................    16,889       45,769
#*  NantHealth, Inc......................................    17,778       57,423
    National HealthCare Corp.............................    27,263    1,965,117
    National Research Corp., Class A.....................    36,401    1,381,418
*   Natus Medical, Inc...................................    83,592    3,051,108
#*  Nektar Therapeutics..................................    21,730    1,142,998
#*  Neogen Corp..........................................    91,316    7,524,438
#*  NeoGenomics, Inc.....................................    11,300      158,200
#*  Neurocrine Biosciences, Inc..........................    39,964    4,015,982
*   Neurotrope, Inc......................................     2,300       23,115
#*  NewLink Genetics Corp................................    10,777       40,737
#*  Novus Therapeutics, Inc..............................     2,800       20,524
#*  NuVasive, Inc........................................   157,022    9,115,127
*   Nuvectra Corp........................................    25,940      406,739
#*  Omnicell, Inc........................................    85,901    5,111,109
*   OncoMed Pharmaceuticals Inc..........................    24,263       50,710
*   Ophthotech Corp......................................    85,775      213,580
#*  OPKO Health, Inc.....................................   346,194    1,945,610
*   OraSure Technologies, Inc............................   120,828    2,028,702
*   Orthofix International NV............................    52,202    3,157,699
*   Otonomy, Inc.........................................    84,471      278,754
*   Ovid therapeutics, Inc...............................     5,240       52,295
#   Owens & Minor, Inc...................................   208,068    3,926,243
#   Patterson Cos., Inc..................................   300,856    7,376,989
#*  PDL BioPharma, Inc...................................   501,731    1,259,345
*   Penumbra, Inc........................................     2,940      418,215
#   PerkinElmer, Inc.....................................   136,860   10,836,575
#   Perrigo Co. P.L.C....................................    84,576    6,810,060
*   Pfenex, Inc..........................................    34,649      177,403
    Pfizer, Inc.......................................... 5,366,341  214,277,996
    Phibro Animal Health Corp., Class A..................    49,661    2,378,762
#*  PRA Health Sciences, Inc.............................   125,579   13,203,376
#*  Premier, Inc., Class A...............................   165,768    6,199,723
#*  Prestige Brands Holdings, Inc........................   182,645    6,525,906
*   Pro-Dex, Inc.........................................     1,700       10,625
    ProPhase Labs, Inc...................................       628        1,865
#*  Proteon Therapeutics, Inc............................    18,561       39,906
*   Providence Service Corp. (The).......................    44,020    3,084,922
    Psychemedics Corp....................................     1,810       37,820
*   PTC Therapeutics, Inc................................    11,500      437,805
*   Quality Systems, Inc.................................   177,439    3,571,847
    Quest Diagnostics, Inc...............................   214,056   23,058,112
*   Quidel Corp..........................................    76,892    5,217,891
#*  Quorum Health Corp...................................    88,839      429,981
*   R1 RCM, Inc..........................................    39,576      317,400

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
HEALTHCARE -- (Continued)
*   Ra Pharmaceuticals, Inc..............................  15,123 $    166,353
*   RadNet, Inc..........................................  86,100    1,153,740
*   Regeneron Pharmaceuticals, Inc.......................  21,372    7,865,110
#*  REGENXBIO, Inc.......................................  14,482    1,018,085
#*  Repligen Corp........................................  95,975    4,638,472
    ResMed, Inc..........................................  80,822    8,549,351
#*  Retrophin, Inc.......................................  45,292    1,251,871
#*  Rocket Pharmaceuticals, Inc..........................   3,755       77,015
*   RTI Surgical, Inc.................................... 203,148      934,481
#*  Sage Therapeutics, Inc...............................   7,297    1,053,103
#*  Sarepta Therapeutics, Inc............................  15,709    1,826,014
#*  Savara, Inc..........................................   9,459      104,144
#*  SCYNEXIS, Inc........................................  48,941       77,816
*   SeaSpine Holdings Corp...............................  42,569      594,263
#*  Seattle Genetics, Inc................................  43,942    3,093,517
*   Select Medical Holdings Corp......................... 526,125   10,943,400
#*  Sharps Compliance Corp...............................  11,364       40,001
*   Sierra Oncology, Inc.................................  80,272      227,972
    Simulations Plus, Inc................................   4,400       78,100
#*  Soleno Therapeutics, Inc.............................  18,339       49,699
#*  Spectrum Pharmaceuticals, Inc........................ 126,019    2,682,945
*   SteadyMed, Ltd.......................................  10,116       48,051
#*  Stemline Therapeutics, Inc...........................  10,496      161,638
#   STERIS P.L.C.........................................  93,605   10,714,964
    Stryker Corp.........................................  90,871   14,834,691
#*  Supernus Pharmaceuticals, Inc........................ 177,538    9,400,637
#*  Surgery Partners, Inc................................  11,308      170,751
*   Surmodics, Inc.......................................  43,052    2,531,458
#*  Syndax Pharmaceuticals, Inc..........................  49,649      334,634
#*  Syneos Health, Inc................................... 211,249   10,409,294
*   Synlogic, Inc........................................   4,317       40,450
*   Syros Pharmaceuticals, Inc...........................   5,477       55,427
#*  Taro Pharmaceutical Industries, Ltd..................  57,164    6,417,231
*   Teladoc Inc..........................................   5,656      338,512
    Teleflex, Inc........................................  75,335   20,544,608
#*  Tenet Healthcare Corp................................ 416,654   15,678,690
#*  Tetraphase Pharmaceuticals, Inc...................... 133,746      383,851
    Thermo Fisher Scientific, Inc........................ 228,657   53,626,926
#*  Tivity Health, Inc................................... 160,548    5,410,468
#*  Tonix Pharmaceuticals Holding Corp...................   6,057        7,147
#*  Tracon Pharmaceuticals, Inc..........................  49,145      120,405
#*  TransEnterix, Inc....................................  42,825      229,114
#*  Trevena, Inc.........................................   9,834       15,144
*   Triple-S Management Corp., Class B...................  65,573    2,328,497
#*  Ultragenyx Pharmaceutical Inc........................  11,426      903,911
*   United Therapeutics Corp............................. 191,881   23,584,094
    UnitedHealth Group, Inc.............................. 617,082  156,257,504
    Universal Health Services, Inc., Class B............. 138,443   16,903,890
    US Physical Therapy, Inc.............................  38,589    4,042,198
    Utah Medical Products, Inc...........................   7,296      707,712
*   Vanda Pharmaceuticals Inc............................  10,578      220,551
*   Varex Imaging Corp................................... 116,007    4,436,108
*   Varian Medical Systems, Inc..........................  66,807    7,712,868
#*  VBI Vaccines, Inc....................................  41,641       89,112
*   Veeva Systems, Inc., Class A.........................  56,252    4,254,339
#*  Verastem, Inc........................................  15,553      119,758
*   Versartis, Inc.......................................  20,850       35,445
*   Vertex Pharmaceuticals, Inc..........................  23,222    4,065,011
#*  Vical, Inc...........................................   4,500        6,210

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                          ------- --------------
HEALTHCARE -- (Continued)
*   Waters Corp..........................................  31,040 $    6,123,261
*   WellCare Health Plans, Inc...........................  81,449     21,781,092
#   West Pharmaceutical Services, Inc....................  88,613      9,716,415
#*  Wright Medical Group NV..............................  14,830        377,127
#*  XBiotech, Inc........................................  14,770         65,283
*   Xencor, Inc..........................................  20,674        769,486
#*  Xenon Pharmaceuticals, Inc...........................  11,120        110,644
#*  Zafgen, Inc..........................................  51,851        539,250
    Zimmer Biomet Holdings, Inc..........................  91,241     11,452,570
    Zoetis, Inc.......................................... 171,864     14,862,799
#*  Zynerba Pharmaceuticals, Inc.........................   7,863         52,289
                                                                  --------------
TOTAL HEALTHCARE.........................................          2,960,203,573
                                                                  --------------
INDUSTRIALS -- (13.5%)
    3M Co................................................ 287,391     61,018,857
#   AAON, Inc............................................ 141,819      5,353,667
    AAR Corp.............................................  86,264      4,089,776
#   ABM Industries, Inc.................................. 225,837      7,046,114
*   Acacia Research Corp.................................  80,906        307,443
    ACCO Brands Corp..................................... 357,641      4,577,805
#   Acme United Corp.....................................   7,309        159,409
#   Actuant Corp., Class A............................... 160,352      4,578,050
#   Acuity Brands, Inc...................................  64,654      8,988,846
*   Advanced Disposal Services, Inc...................... 162,665      4,001,559
    Advanced Drainage Systems, Inc.......................  67,521      1,887,212
*   AECOM................................................ 357,135     11,985,451
*   Aegion Corp..........................................  89,592      2,220,090
*   AeroCentury Corp.....................................   1,459         24,438
#*  Aerojet Rocketdyne Holdings, Inc..................... 196,320      6,615,984
#*  Aerovironment, Inc...................................  53,435      3,933,350
    AGCO Corp............................................ 226,629     14,282,160
    Air Lease Corp....................................... 345,744     15,198,906
*   Air T, Inc...........................................   1,725         56,494
*   Air Transport Services Group, Inc.................... 321,654      7,246,865
    Aircastle, Ltd....................................... 271,282      5,623,676
    Alamo Group, Inc.....................................  32,245      2,998,785
#   Alaska Air Group, Inc................................ 289,916     18,215,422
    Albany International Corp., Class A..................  89,530      5,922,409
#   Allegiant Travel Co..................................  63,975      7,907,310
#   Allegion P.L.C....................................... 102,614      8,367,146
    Allied Motion Technologies, Inc......................  38,843      1,782,117
#   Allison Transmission Holdings, Inc................... 336,464     15,813,808
*   Alpha Pro Tech, Ltd..................................  28,782         94,981
    Altra Industrial Motion Corp......................... 102,543      4,501,638
    AMERCO...............................................  34,523     13,017,933
*   Ameresco, Inc., Class A..............................  54,602        731,667
#   American Airlines Group, Inc......................... 333,917     13,203,078
#   American Railcar Industries, Inc.....................  39,572      1,803,296
#*  American Superconductor Corp.........................     952          4,931
#*  American Woodmark Corp...............................  65,428      5,459,967
    AMETEK, Inc.......................................... 297,365     23,134,997
*   AMREP Corp...........................................  14,457        106,404
    AO Smith Corp........................................ 146,423      8,716,561
#   Apogee Enterprises, Inc..............................  98,554      5,002,601
    Applied Industrial Technologies, Inc................. 134,042     10,006,235
*   ARC Document Solutions, Inc.......................... 130,947        337,843
*   ARC Group Worldwide, Inc.............................  26,469         56,908
#   ArcBest Corp.........................................  42,847      1,994,528
    Arconic, Inc......................................... 541,389     11,742,727

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
INDUSTRIALS -- (Continued)
    Argan, Inc...........................................  74,946 $  2,877,926
*   Armstrong Flooring, Inc..............................  87,477    1,143,324
*   Armstrong World Industries, Inc...................... 142,770    9,694,083
*   Arotech Corp.........................................  67,196      262,064
*   ASGN, Inc............................................ 168,848   15,246,974
#   Astec Industries, Inc................................  78,987    3,880,631
#*  Astronics Corp.......................................  62,926    2,580,595
#*  Astronics Corp., Class B.............................  25,127    1,030,207
*   Atkore International Group, Inc...................... 180,927    4,280,733
#*  Atlas Air Worldwide Holdings, Inc....................  88,229    5,915,754
#*  Avalon Holdings Corp., Class A.......................   1,202        4,411
#*  Avis Budget Group, Inc............................... 279,032    9,724,265
#*  Axon Enterprise, Inc.................................  94,811    6,440,511
    AZZ, Inc.............................................  66,416    3,599,747
#*  Babcock & Wilcox Enterprises, Inc.................... 488,016    1,049,234
    Barnes Group, Inc.................................... 144,417    9,798,693
    Barrett Business Services, Inc.......................  22,529    2,069,965
#*  Beacon Roofing Supply, Inc........................... 190,151    8,001,554
#   BG Staffing, Inc.....................................   8,539      224,576
#*  BlueLinx Holdings, Inc...............................   9,366      319,100
*   BMC Stock Holdings, Inc.............................. 225,850    4,968,700
    Boeing Co. (The)..................................... 292,352  104,165,018
    Brady Corp., Class A................................. 134,258    5,135,369
#   Briggs & Stratton Corp............................... 114,434    2,024,337
    Brink's Co. (The).................................... 183,297   14,636,265
#*  Broadwind Energy, Inc................................  19,832       46,209
*   Builders FirstSource, Inc............................ 421,990    7,566,281
    BWX Technologies, Inc................................ 193,548   12,727,716
#*  CAI International, Inc...............................  69,405    1,593,539
    Carlisle Cos., Inc................................... 103,718   12,740,719
*   Casella Waste Systems, Inc., Class A................. 104,332    2,875,390
    Caterpillar, Inc..................................... 431,816   62,095,141
*   CBIZ, Inc............................................ 176,820    3,890,040
#   CECO Environmental Corp.............................. 107,924      741,438
#*  Celadon Group, Inc...................................  71,433      200,012
    CH Robinson Worldwide, Inc...........................  97,975    9,036,234
*   Chart Industries, Inc................................ 106,930    8,350,164
#   Chicago Rivet & Machine Co...........................     653       20,566
#*  Cimpress NV..........................................  50,017    7,305,983
#   Cintas Corp..........................................  77,576   15,862,740
#   CIRCOR International, Inc............................  67,689    3,002,007
*   Civeo Corp........................................... 317,835    1,210,951
*   Clean Harbors, Inc................................... 195,185   11,111,882
#*  Colfax Corp.......................................... 251,461    8,122,190
    Columbus McKinnon Corp...............................  63,773    2,624,897
    Comfort Systems USA, Inc............................. 120,426    6,689,664
*   Command Center, Inc..................................   1,400        8,274
#*  Command Security Corp................................  10,654       14,063
*   Commercial Vehicle Group, Inc........................ 147,761    1,035,805
    CompX International, Inc.............................   3,471       44,082
*   Continental Building Products, Inc................... 152,572    4,867,047
*   Continental Materials Corp...........................   1,019       16,584
    Copa Holdings SA, Class A............................  82,408    8,021,595
*   Copart, Inc.......................................... 331,246   19,010,208
    Costamare, Inc....................................... 147,366    1,022,720
*   CoStar Group, Inc....................................  13,760    5,722,096
#   Covanta Holding Corp................................. 675,659   12,161,862
*   Covenant Transportation Group, Inc., Class A.........  62,332    1,806,381
*   CPI Aerostructures, Inc..............................  22,587      212,318

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
INDUSTRIALS -- (Continued)
    CRA International, Inc...............................    21,532 $ 1,165,312
    Crane Co.............................................   141,893  12,851,249
*   CSW Industrials, Inc.................................    30,237   1,640,357
    CSX Corp.............................................   786,149  55,565,011
    Cubic Corp...........................................    87,633   5,967,807
    Cummins, Inc.........................................   130,133  18,584,294
    Curtiss-Wright Corp..................................   142,599  18,969,945
    Deere & Co...........................................   188,687  27,319,991
    Delta Air Lines, Inc................................. 1,138,794  61,973,169
    Deluxe Corp..........................................   174,643  10,291,712
*   DLH Holdings Corp....................................    23,277     126,860
    DMC Global, Inc......................................    39,745   1,631,532
#   Donaldson Co., Inc...................................   232,350  11,083,095
    Douglas Dynamics, Inc................................   107,651   5,285,664
    Dover Corp...........................................   211,947  17,587,362
*   Ducommun, Inc........................................    20,564     685,398
    Dun & Bradstreet Corp. (The).........................    46,872   5,900,716
*   DXP Enterprises, Inc.................................    54,911   2,270,021
#*  Dycom Industries, Inc................................   133,264  11,881,818
*   Eagle Bulk Shipping, Inc.............................    11,125      63,969
    Eastern Co. (The)....................................    16,904     498,668
    Eaton Corp. P.L.C....................................   285,490  23,744,203
#*  Echo Global Logistics, Inc...........................    97,153   3,346,921
    Ecology and Environment, Inc., Class A...............     3,767      49,536
    EMCOR Group, Inc.....................................   183,159  14,094,085
    Emerson Electric Co..................................   321,806  23,260,138
    Encore Wire Corp.....................................    72,027   3,511,316
#*  Energy Focus, Inc....................................     4,428      10,052
    EnerSys..............................................   123,163  10,107,987
*   Engility Holdings, Inc...............................    38,834   1,343,656
    Ennis, Inc...........................................    82,957   1,804,315
    EnPro Industries, Inc................................    72,206   5,515,816
#   EnviroStar, Inc......................................       100       4,010
    Equifax, Inc.........................................   111,156  13,950,078
    ESCO Technologies, Inc...............................    71,893   4,475,339
    Espey Manufacturing & Electronics Corp...............     4,614     119,503
    Essendant, Inc.......................................   123,084   2,046,887
*   Esterline Technologies Corp..........................   100,767   8,595,425
    Expeditors International of Washington, Inc..........   105,924   8,068,231
    Exponent, Inc........................................   134,352   6,569,813
#   Fastenal Co..........................................   127,276   7,245,823
    Federal Signal Corp..................................   230,431   5,472,736
    FedEx Corp...........................................   275,432  67,720,466
#   Flowserve Corp.......................................   194,858   8,638,055
    Fluor Corp...........................................   189,271   9,700,139
    Forrester Research, Inc..............................    39,537   1,828,586
#   Fortive Corp.........................................   169,508  13,913,217
    Fortune Brands Home & Security, Inc..................   180,836  10,488,488
    Forward Air Corp.....................................   102,184   6,529,558
*   Franklin Covey Co....................................    39,267   1,003,272
    Franklin Electric Co., Inc...........................   129,582   6,407,830
    FreightCar America, Inc..............................    57,837   1,058,995
*   FTI Consulting, Inc..................................   152,362  12,030,504
*   Gardner Denver Holdings, Inc.........................    49,909   1,427,896
#   GATX Corp............................................   100,886   8,306,953
*   GEE Group, Inc.......................................     9,285      22,841
*   Genco Shipping & Trading, Ltd........................    24,258     360,231
*   Gencor Industries, Inc...............................    36,468     547,020
*   Generac Holdings, Inc................................   224,743  12,079,936

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
INDUSTRIALS -- (Continued)
    General Dynamics Corp................................   129,818 $25,932,444
    General Electric Co.................................. 3,481,279  47,449,833
*   Genesee & Wyoming, Inc., Class A.....................   144,596  12,435,256
#*  Gibraltar Industries, Inc............................    86,381   3,753,254
    Global Brass & Copper Holdings, Inc..................    66,436   2,189,066
*   GMS, Inc.............................................   141,482   3,712,488
*   Golden Ocean Group, Ltd..............................    20,259     189,422
*   Goldfield Corp. (The)................................    86,077     408,866
    Gorman-Rupp Co. (The)................................    96,262   3,642,554
*   GP Strategies Corp...................................    61,912   1,170,137
    Graco, Inc...........................................   245,370  11,321,372
    Graham Corp..........................................    28,775     766,278
#   Granite Construction, Inc............................   121,062   6,531,295
*   Great Lakes Dredge & Dock Corp.......................   210,653   1,137,526
#   Greenbrier Cos., Inc. (The)..........................   109,288   6,191,165
    Griffon Corp.........................................   157,611   2,821,237
    H&E Equipment Services, Inc..........................   150,001   5,518,537
    Harris Corp..........................................   192,946  31,826,443
*   Harsco Corp..........................................   257,528   6,528,335
#   Hawaiian Holdings, Inc...............................   265,654  10,652,725
*   HD Supply Holdings, Inc..............................   339,391  14,926,416
#   Healthcare Services Group, Inc.......................    71,247   2,868,404
#   Heartland Express, Inc...............................   328,873   6,311,073
#   HEICO Corp...........................................    94,352   7,205,662
    HEICO Corp., Class A.................................   142,881   9,251,545
    Heidrick & Struggles International, Inc..............    64,387   2,633,428
#*  Herc Holdings, Inc...................................   105,480   5,993,374
*   Heritage-Crystal Clean, Inc..........................    46,816   1,128,266
    Herman Miller, Inc...................................   242,157   9,165,642
#*  Hertz Global Holdings, Inc...........................   288,273   4,390,398
    Hexcel Corp..........................................   305,271  21,066,752
*   Hill International, Inc..............................   105,457     580,014
    Hillenbrand, Inc.....................................   261,472  13,125,894
#   HNI Corp.............................................   165,401   7,156,901
    Honeywell International, Inc.........................   384,945  61,456,469
*   Houston Wire & Cable Co..............................    52,050     416,400
*   Hub Group, Inc., Class A.............................   105,877   4,912,693
#   Hubbell, Inc.........................................   110,245  13,587,696
*   Hudson Global, Inc...................................    43,679      74,254
#*  Hudson Technologies, Inc.............................   133,838     243,585
    Huntington Ingalls Industries, Inc...................    74,102  17,269,471
    Hurco Cos., Inc......................................    15,075     667,823
*   Huron Consulting Group, Inc..........................    76,280   3,329,622
    Hyster-Yale Materials Handling, Inc..................    41,952   2,758,764
    ICF International, Inc...............................    51,293   3,777,729
    IDEX Corp............................................    91,137  13,996,820
#*  IES Holdings, Inc....................................    26,151     469,410
    Illinois Tool Works, Inc.............................   114,813  16,456,147
    Ingersoll-Rand P.L.C.................................   234,799  23,130,049
*   InnerWorkings, Inc...................................   227,265   2,013,568
*   Innovative Solutions & Support, Inc..................    32,517      95,600
    Insperity, Inc.......................................   130,500  12,410,550
    Insteel Industries, Inc..............................    72,830   2,995,498
    Interface, Inc.......................................   194,886   4,365,446
    ITT, Inc.............................................   248,892  14,104,710
    Jacobs Engineering Group, Inc........................   170,138  11,506,433
    JB Hunt Transport Services, Inc......................    82,310   9,868,969
#*  JELD-WEN Holding, Inc................................    58,844   1,614,679
*   JetBlue Airways Corp.................................   880,966  15,857,388

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
#   John Bean Technologies Corp..........................  73,932 $ 8,176,879
    Johnson Controls International P.L.C................. 447,383  16,781,336
    Kadant, Inc..........................................  31,466   3,039,616
    Kaman Corp...........................................  96,114   6,364,669
    Kansas City Southern................................. 127,913  14,872,445
    KAR Auction Services, Inc............................ 424,705  25,248,712
    KBR, Inc............................................. 486,471   9,719,691
    Kelly Services, Inc., Class A........................ 119,667   2,906,711
    Kelly Services, Inc., Class B........................   1,275      32,538
#   Kennametal, Inc...................................... 278,347  10,844,399
#*  KeyW Holding Corp. (The).............................  75,889     673,135
    Kforce, Inc.......................................... 108,229   4,091,056
    Kimball International, Inc., Class B................. 160,517   2,592,350
#*  Kirby Corp........................................... 145,361  12,130,375
*   KLX, Inc............................................. 167,102  12,206,801
#   Knight-Swift Transportation Holdings, Inc............ 359,120  11,689,356
    Knoll, Inc........................................... 196,123   4,422,574
    Korn/Ferry International............................. 179,507  11,843,872
#*  Kratos Defense & Security Solutions, Inc............. 274,113   3,541,540
    L3 Technologies, Inc.................................  88,894  19,062,429
    Landstar System, Inc.................................  84,178   9,356,385
*   Lawson Products, Inc.................................  22,431     606,759
*   LB Foster Co., Class A...............................  32,814     805,584
#   Lennox International, Inc............................  45,067   9,783,144
*   Limbach Holdings, Inc................................  17,434     193,692
    Lincoln Electric Holdings, Inc....................... 140,662  13,213,788
#   Lindsay Corp.........................................  29,201   2,748,982
    Lockheed Martin Corp.................................  85,110  27,754,371
    LS Starrett Co. (The), Class A.......................  16,757     107,245
    LSC Communications, Inc.............................. 120,446   1,809,099
    LSI Industries, Inc..................................  78,665     384,672
*   Lydall, Inc..........................................  59,584   2,764,698
#   Macquarie Infrastructure Corp........................  94,385   4,286,023
#*  Manitex International, Inc...........................  35,894     435,394
*   Manitowoc Co., Inc. (The)............................ 122,589   3,247,383
    ManpowerGroup, Inc................................... 111,195  10,370,046
    Marten Transport, Ltd................................ 105,553   2,306,333
    Masco Corp........................................... 163,229   6,583,026
#*  Masonite International Corp.......................... 110,741   7,558,073
#*  MasTec, Inc.......................................... 272,963  12,706,428
*   Mastech Digital, Inc.................................   6,302     122,763
    Matson, Inc.......................................... 171,840   6,186,240
#   Matthews International Corp., Class A................  88,965   4,675,111
    McGrath RentCorp.....................................  93,741   5,566,341
#*  Mercury Systems, Inc................................. 106,468   4,442,910
*   Meritor, Inc......................................... 328,501   6,767,121
#*  Middleby Corp. (The).................................  84,891   8,699,630
*   Milacron Holdings Corp............................... 241,767   5,040,842
    Miller Industries, Inc...............................  16,917     440,688
*   Mistras Group, Inc...................................  71,775   1,510,146
    Mobile Mini, Inc..................................... 145,080   6,187,662
    Moog, Inc., Class A.................................. 107,607   8,071,601
*   MRC Global, Inc...................................... 228,754   5,181,278
    MSA Safety, Inc......................................  89,764   9,055,392
    MSC Industrial Direct Co., Inc., Class A............. 151,674  12,836,171
    Mueller Industries, Inc.............................. 199,073   6,591,307
    Mueller Water Products, Inc., Class A................ 624,362   7,710,871
#   Multi-Color Corp.....................................  68,689   4,557,515
*   MYR Group, Inc.......................................  63,726   2,350,852

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
#   National Presto Industries, Inc......................  17,015 $ 2,120,920
*   Navigant Consulting, Inc............................. 144,805   3,150,957
*   Navistar International Corp.......................... 126,567   5,451,241
*   NCI Building Systems, Inc............................ 273,187   4,357,333
*   Nexeo Solutions, Inc.................................   2,069      18,787
    Nielsen Holdings P.L.C............................... 435,544  10,261,417
*   NL Industries, Inc...................................  94,982     812,096
#   NN, Inc..............................................  94,081   2,022,742
#   Nordson Corp.........................................  81,874  10,980,122
    Norfolk Southern Corp................................ 273,828  46,276,932
    Northrop Grumman Corp................................  73,675  22,138,601
*   Northwest Pipe Co....................................  15,204     297,390
#*  NOW, Inc............................................. 380,311   5,685,649
#*  NV5 Global, Inc......................................  29,752   2,240,326
*   nVent Electric P.L.C................................. 200,418   5,491,453
    Old Dominion Freight Line, Inc....................... 228,131  33,489,631
#   Omega Flex, Inc......................................   8,973     828,028
*   Orion Group Holdings, Inc............................  85,083     780,211
    Oshkosh Corp......................................... 227,905  17,149,851
    Owens Corning........................................ 261,607  16,277,188
    PACCAR, Inc.......................................... 409,972  26,943,360
*   PAM Transportation Services, Inc.....................   8,838     482,113
*   Pangaea Logistics Solutions, Ltd.....................  17,359      55,202
    Parker-Hannifin Corp................................. 115,371  19,503,468
    Park-Ohio Holdings Corp..............................  42,167   1,579,154
#*  Patrick Industries, Inc.............................. 111,700   6,841,625
*   Patriot Transportation Holding, Inc..................   7,392     157,450
    Pendrell Corp........................................     377     259,753
    Pentair P.L.C........................................ 200,418   8,948,664
*   Performant Financial Corp............................ 141,785     304,838
*   Perma-Fix Environmental Services.....................  20,738      94,358
*   Perma-Pipe International Holdings, Inc...............  16,930     153,217
*   PGT Innovations, Inc................................. 267,304   6,415,296
    PICO Holdings, Inc...................................  40,315     487,812
#*  Pioneer Power Solutions, Inc.........................   8,200      41,820
    Pitney Bowes, Inc.................................... 324,489   2,832,789
#*  Polar Power, Inc.....................................   7,020      42,401
    Powell Industries, Inc...............................  43,237   1,584,636
#*  Power Solutions International, Inc...................   2,080      24,544
    Preformed Line Products Co...........................  11,022     967,732
    Primoris Services Corp............................... 178,714   4,827,065
*   Proto Labs, Inc......................................  45,078   5,618,973
    Quad/Graphics, Inc................................... 167,917   3,452,374
    Quanex Building Products Corp........................ 116,978   2,070,511
*   Quanta Services, Inc................................. 418,210  14,248,415
#*  Quest Resource Holding Corp..........................  14,300      25,025
*   Radiant Logistics, Inc............................... 138,579     552,930
    Raven Industries, Inc................................  98,490   3,821,412
    Raytheon Co.......................................... 149,395  29,584,692
#*  RBC Bearings, Inc....................................  57,016   8,288,986
    RCM Technologies, Inc................................  15,191      73,828
#*  Red Violet, Inc......................................   3,910      28,308
    Regal Beloit Corp.................................... 112,735   9,689,573
    Reis, Inc............................................  24,920     532,042
    Republic Services, Inc............................... 383,558  27,800,284
    Resources Connection, Inc............................ 101,821   1,618,954
#   REV Group, Inc....................................... 113,256   1,944,606
*   Revolution Lighting Technologies, Inc................   2,924      11,667
*   Rexnord Corp......................................... 346,718  10,484,752

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
*   Roadrunner Transportation Systems, Inc...............  75,595 $   165,553
    Robert Half International, Inc....................... 176,848  13,398,004
    Rockwell Automation, Inc.............................  64,725  12,139,821
    Rockwell Collins, Inc................................ 213,567  29,683,677
#   Rollins, Inc......................................... 154,277   8,475,978
    Roper Technologies, Inc..............................  48,407  14,614,073
*   Rush Enterprises, Inc., Class A...................... 107,789   4,860,206
*   Rush Enterprises, Inc., Class B......................  12,937     582,036
    Ryder System, Inc.................................... 225,145  17,628,853
*   Saia, Inc............................................  88,327   6,655,439
    Schneider National, Inc., Class B....................   8,166     213,459
    Scorpio Bulkers, Inc.................................  86,751     654,970
#*  Sensata Technologies Holding P.L.C................... 356,541  19,385,134
    Servotronics, Inc....................................   1,473      14,182
*   SIFCO Industries, Inc................................   7,118      36,658
    Simpson Manufacturing Co., Inc....................... 129,555   9,452,333
#*  SiteOne Landscape Supply, Inc........................  64,621   5,761,608
    SkyWest, Inc......................................... 179,599  10,757,980
#   Snap-on, Inc.........................................  71,861  12,186,907
    Southwest Airlines Co................................ 730,646  42,494,371
*   SP Plus Corp.........................................  77,655   3,028,545
    Spartan Motors, Inc..................................  92,141   1,359,080
*   Sparton Corp.........................................  30,407     453,977
    Spirit AeroSystems Holdings, Inc., Class A........... 235,393  21,950,397
#*  Spirit Airlines, Inc................................. 245,559  10,667,083
*   SPX Corp.............................................  94,392   3,501,943
*   SPX FLOW, Inc........................................ 143,982   6,842,025
    Standex International Corp...........................  36,426   3,775,555
    Stanley Black & Decker, Inc.......................... 107,311  16,039,775
    Steelcase, Inc., Class A............................. 295,033   4,056,704
#*  Stericycle, Inc...................................... 118,761   8,296,643
#*  Sterling Construction Co., Inc.......................  87,925   1,180,833
    Sun Hydraulics Corp..................................  71,150   3,704,069
#*  Sunrun, Inc..........................................  41,534     587,291
    Systemax, Inc........................................  65,228   2,916,996
*   Taylor Devices, Inc..................................   3,552      40,848
#*  Team, Inc............................................  98,524   2,147,823
#*  Tecogen, Inc.........................................  29,064      96,202
*   Teledyne Technologies, Inc...........................  74,700  16,390,674
#   Tennant Co...........................................  49,433   4,021,375
#   Terex Corp........................................... 198,528   8,759,055
    Tetra Tech, Inc...................................... 153,872   9,355,418
#*  Textainer Group Holdings, Ltd........................  85,451   1,358,671
    Textron, Inc......................................... 334,178  22,814,332
*   Thermon Group Holdings, Inc..........................  91,876   2,303,331
    Timken Co. (The)..................................... 197,727   9,738,055
    Titan International, Inc............................. 190,599   2,018,443
#*  Titan Machinery, Inc.................................  76,186   1,153,456
    Toro Co. (The)....................................... 182,434  10,980,702
*   TPI Composites, Inc..................................  21,342     657,760
*   Transcat, Inc........................................  19,764     451,607
#   TransDigm Group, Inc.................................  23,190   8,708,773
    TransUnion........................................... 116,711   8,449,876
*   Trex Co., Inc........................................ 161,628  12,564,961
*   TriMas Corp.......................................... 156,909   4,644,506
*   TriNet Group, Inc.................................... 167,879   9,040,284
    Trinity Industries, Inc.............................. 459,058  17,490,110
    Triton International, Ltd............................ 278,393   9,799,434
#   Triumph Group, Inc................................... 170,939   3,564,078

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                          ------- --------------
INDUSTRIALS -- (Continued)
*   TrueBlue, Inc........................................ 136,808 $    3,700,656
#*  Tutor Perini Corp.................................... 171,658      3,175,673
*   Twin Disc, Inc.......................................  36,405        954,175
*   Ultralife Corp.......................................  44,133        443,537
    UniFirst Corp........................................  34,079      6,377,885
    Union Pacific Corp................................... 671,012    100,577,989
*   United Continental Holdings, Inc..................... 482,312     38,777,885
    United Parcel Service, Inc., Class B................. 319,835     38,345,018
*   United Rentals, Inc.................................. 156,204     23,243,155
    United Technologies Corp............................. 641,069     87,018,706
#*  Univar, Inc.......................................... 184,498      5,071,850
    Universal Forest Products, Inc....................... 194,067      7,149,428
    Universal Logistics Holdings, Inc....................  30,894      1,034,949
    US Ecology, Inc......................................  66,928      4,537,718
*   USA Truck, Inc.......................................  28,309        617,702
*   USG Corp............................................. 419,466     18,129,321
    Valmont Industries, Inc..............................  58,386      8,153,605
*   Vectrus, Inc.........................................  35,667      1,120,300
*   Verisk Analytics, Inc................................  92,417     10,223,169
*   Veritiv Corp.........................................  18,786        719,504
    Viad Corp............................................  79,967      4,590,106
#*  Vicor Corp...........................................  34,427      1,981,274
    Virco Manufacturing Corp.............................  31,667        153,585
#*  Volt Information Sciences, Inc.......................  58,731        223,178
    VSE Corp.............................................  32,444      1,398,336
#   Wabash National Corp................................. 237,922      4,710,856
*   WABCO Holdings, Inc..................................  57,210      7,190,153
#   Wabtec Corp.......................................... 117,122     12,920,899
*   WageWorks, Inc.......................................  87,432      4,616,410
    Waste Management, Inc................................ 247,672     22,290,480
#   Watsco, Inc..........................................  71,644     12,359,306
    Watsco, Inc., Class B................................   5,058        844,686
    Watts Water Technologies, Inc., Class A..............  77,310      6,613,870
#*  Welbilt, Inc......................................... 339,476      7,740,053
#   Werner Enterprises, Inc.............................. 251,330      9,362,042
#*  Wesco Aircraft Holdings, Inc......................... 338,058      4,039,793
*   WESCO International, Inc............................. 161,815      9,870,715
#*  Willdan Group, Inc...................................  27,649        770,854
*   Williams Industrial Services.........................  23,539         64,497
*   Willis Lease Finance Corp............................   8,926        278,670
    Woodward, Inc........................................ 170,996     14,228,577
#   WW Grainger, Inc.....................................  46,608     16,152,468
#*  XPO Logistics, Inc................................... 325,499     32,458,760
    Xylem, Inc........................................... 316,502     24,231,393
*   YRC Worldwide, Inc................................... 109,058      1,062,225
                                                                  --------------
TOTAL INDUSTRIALS........................................          3,704,134,757
                                                                  --------------
INFORMATION TECHNOLOGY -- (18.4%)
#*  2U, Inc..............................................   4,647        351,592
#*  3D Systems Corp......................................  49,622        603,900
    Accenture P.L.C., Class A............................ 338,150     53,877,440
#*  ACI Worldwide, Inc................................... 283,440      7,324,090
    Activision Blizzard, Inc............................. 304,868     22,383,409
>>  Actua Corp...........................................  16,946         16,946
*   Acxiom Corp.......................................... 176,633      7,160,702
*   ADDvantage Technologies Group, Inc...................   7,817         11,335
*   Adobe Systems, Inc...................................  74,188     18,152,320
    ADTRAN, Inc.......................................... 158,292      2,572,245
*   Advanced Energy Industries, Inc...................... 125,525      7,687,151

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
INFORMATION TECHNOLOGY -- (Continued)
#*  Advanced Micro Devices, Inc..........................   582,941 $ 10,685,309
#*  Aehr Test Systems....................................    13,278       30,672
*   Agilysys, Inc........................................    65,901    1,084,071
#*  Airgain, Inc.........................................     2,838       28,210
*   Akamai Technologies, Inc.............................   216,204   16,271,513
#*  Alarm.com Holdings, Inc..............................    12,138      520,356
#*  ALJ Regional Holdings, Inc...........................    58,527      121,151
    Alliance Data Systems Corp...........................    39,407    8,861,846
*   Alpha & Omega Semiconductor, Ltd.....................    78,349    1,046,743
*   Alphabet, Inc., Class A..............................    96,783  118,774,033
*   Alphabet, Inc., Class C..............................   102,642  124,942,001
#*  Ambarella, Inc.......................................    35,458    1,389,244
    Amdocs, Ltd..........................................   133,008    8,988,681
    American Software, Inc., Class A.....................    67,786    1,014,079
*   Amkor Technology, Inc................................   833,727    7,236,750
    Amphenol Corp., Class A..............................   131,379   12,285,250
#*  Amtech Systems, Inc..................................    49,420      279,717
    Analog Devices, Inc..................................   211,827   20,365,048
#*  ANGI Homeservices, Inc., Class A.....................    48,151      756,452
*   Anixter International, Inc...........................   114,019    8,311,985
*   ANSYS, Inc...........................................    89,227   15,068,656
#*  Appfolio, Inc., Class A..............................     9,148      660,486
    Apple, Inc........................................... 3,339,047  635,387,254
    Applied Materials, Inc...............................   564,867   27,469,482
#*  Applied Optoelectronics, Inc.........................    42,626    1,638,117
*   Arista Networks, Inc.................................    56,520   14,453,860
*   ARRIS International P.L.C............................   448,007   11,316,657
*   Arrow Electronics, Inc...............................   191,910   14,554,454
*   Aspen Technology, Inc................................   122,340   11,718,949
    AstroNova, Inc.......................................    16,656      301,474
#*  Asure Software, Inc..................................    20,330      286,450
*   Atlassian Corp. P.L.C., Class A......................    14,242    1,031,263
#*  Atomera, Inc.........................................     3,041       17,455
*   Autodesk, Inc........................................    51,314    6,590,770
    Automatic Data Processing, Inc.......................   178,753   24,129,867
#*  AutoWeb, Inc.........................................    29,885      115,954
*   Aviat Networks, Inc..................................     7,377      112,499
#*  Avid Technology, Inc.................................   118,902      667,040
    Avnet, Inc...........................................   234,719   10,292,428
    AVX Corp.............................................   251,917    5,234,835
*   Aware, Inc...........................................    51,506      193,148
*   Axcelis Technologies, Inc............................   106,273    2,338,006
#*  AXT, Inc.............................................   124,816      942,361
#   Badger Meter, Inc....................................    89,072    4,645,105
    Bel Fuse, Inc., Class A..............................     4,354       85,338
    Bel Fuse, Inc., Class B..............................    29,674      667,665
#   Belden, Inc..........................................   142,317    9,215,026
    Benchmark Electronics, Inc...........................   110,326    2,669,889
    BK Technologies, Inc.................................    24,446       86,783
#   Black Box Corp.......................................    59,924       82,096
*   Black Knight, Inc....................................   161,331    8,332,746
#   Blackbaud, Inc.......................................    79,106    7,895,570
    Booz Allen Hamilton Holding Corp.....................   263,412   12,451,485
#*  Bottomline Technologies de, Inc......................    63,828    3,440,329
    Broadcom, Inc........................................   209,488   46,458,154
    Broadridge Financial Solutions, Inc..................   123,450   13,947,381
#*  BroadVision, Inc.....................................     6,453       12,906
    Brooks Automation, Inc...............................   195,394    5,975,149
*   BSQUARE Corp.........................................    30,337       69,775

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
INFORMATION TECHNOLOGY -- (Continued)
    CA, Inc..............................................   526,929 $ 23,295,531
    Cabot Microelectronics Corp..........................    66,145    7,967,165
*   CACI International, Inc., Class A....................    71,512   12,528,902
*   Cadence Design Systems, Inc..........................   246,642   10,874,446
#*  CalAmp Corp..........................................    46,286    1,053,469
*   Calix, Inc...........................................   197,897    1,395,174
#*  Carbonite, Inc.......................................    37,613    1,290,126
*   Cardtronics P.L.C., Class A..........................   162,995    4,127,033
#*  Cars.com, Inc........................................   247,422    7,019,362
    Cass Information Systems, Inc........................    32,478    2,187,393
    CCUR Holdings, Inc...................................    14,271       73,210
    CDK Global, Inc......................................    66,063    4,125,634
    CDW Corp.............................................   201,974   16,983,994
*   CEVA, Inc............................................    46,466    1,398,627
#*  Ciena Corp...........................................   293,050    7,443,470
#*  Cirrus Logic, Inc....................................   216,612    9,370,635
    Cisco Systems, Inc................................... 4,347,801  183,868,504
#*  Cision, Ltd..........................................    12,253      184,775
*   Citrix Systems, Inc..................................    83,301    9,160,611
#*  Clearfield, Inc......................................    20,285      262,691
#   ClearOne, Inc........................................    12,989       44,163
#*  Coda Octopus Group, Inc..............................    13,180       61,023
#   Cognex Corp..........................................   225,818   11,918,674
    Cognizant Technology Solutions Corp., Class A........   425,733   34,697,240
#*  Coherent, Inc........................................    58,189    9,197,353
#   Cohu, Inc............................................    63,332    1,594,700
*   CommScope Holding Co., Inc...........................   368,829   11,843,099
    Communications Systems, Inc..........................    17,110       61,767
*   Computer Task Group, Inc.............................    43,240      260,305
*   comScore, Inc........................................     2,546       50,920
    Comtech Telecommunications Corp......................    43,970    1,477,392
*   Conduent, Inc........................................   407,899    7,325,866
#*  Control4 Corp........................................    31,857      810,124
#   Convergys Corp.......................................   231,527    5,695,564
*   CoreLogic, Inc.......................................   280,159   13,643,743
    Corning, Inc.........................................   643,955   21,366,427
#*  Cray, Inc............................................   128,841    3,214,583
#*  Cree, Inc............................................   311,919   14,706,981
#   CSG Systems International, Inc.......................   126,411    5,141,135
    CSP, Inc.............................................     5,597       60,448
    CTS Corp.............................................    89,408    3,120,339
#*  CUI Global, Inc......................................    17,907       48,886
#*  CyberOptics Corp.....................................    16,840      315,750
#   Cypress Semiconductor Corp...........................   816,734   14,546,033
    Daktronics, Inc......................................   142,338    1,222,683
#*  DASAN Zhone Solutions, Inc...........................    26,323      244,014
*   Data I/O Corp........................................    16,306       82,671
*   Dell Technologies, Inc., Class V.....................   145,679   13,478,221
#*  Determine, Inc.......................................       538          699
*   DHI Group, Inc.......................................   201,490      423,129
#   Diebold Nixdorf, Inc.................................   189,162    2,146,989
*   Digi International, Inc..............................    62,231      840,119
*   Diodes, Inc..........................................   168,213    6,250,795
    Dolby Laboratories, Inc., Class A....................   128,158    8,259,783
*   DSP Group, Inc.......................................    56,924      711,550
    DXC Technology Co....................................   253,644   21,493,793
*   eBay, Inc............................................   865,463   28,949,737
#   Ebix, Inc............................................    69,742    5,534,028
*   EchoStar Corp., Class A..............................   112,468    5,059,935

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
INFORMATION TECHNOLOGY -- (Continued)
*   Edgewater Technology, Inc............................    32,943 $    168,668
#*  Electro Scientific Industries, Inc...................   114,755    2,069,033
*   Electronic Arts, Inc.................................   114,819   14,782,946
#*  Electronics For Imaging, Inc.........................   125,974    4,298,233
#*  Ellie Mae, Inc.......................................    21,253    2,108,723
#*  EMCORE Corp..........................................    55,153      278,523
#*  Endurance International Group Holdings, Inc..........   121,719      998,096
    Entegris, Inc........................................   379,880   13,352,782
#*  Envestnet, Inc.......................................    26,663    1,562,452
*   EPAM Systems, Inc....................................    75,013    9,767,443
*   ePlus, Inc...........................................    47,487    4,684,593
*   Etsy, Inc............................................     9,060      370,192
*   Euronet Worldwide, Inc...............................   124,701   11,465,010
    EVERTEC, Inc.........................................    38,090      887,497
*   Evolving Systems, Inc................................    23,936       62,234
*   ExlService Holdings, Inc.............................    96,083    5,730,390
*   Extreme Networks, Inc................................    42,082      357,697
*   F5 Networks, Inc.....................................    53,114    9,102,677
#*  Fabrinet.............................................   130,535    5,106,529
*   Facebook, Inc., Class A..............................   779,154  134,466,397
*   Fair Isaac Corp......................................    75,354   15,180,817
*   FARO Technologies, Inc...............................    54,889    3,573,274
    Fidelity National Information Services, Inc..........   299,618   30,899,604
#*  Finisar Corp.........................................   393,680    6,633,508
*   Finjan Holdings, Inc.................................    45,135      180,540
*   First Data Corp., Class A............................   310,684    7,226,510
*   First Solar, Inc.....................................   266,957   13,975,199
*   Fiserv, Inc..........................................   261,896   19,767,910
#*  Fitbit, Inc., Class A................................   654,159    3,879,163
*   FleetCor Technologies, Inc...........................   109,467   23,754,339
*   Flex, Ltd............................................ 1,231,494   17,191,656
    FLIR Systems, Inc....................................   235,291   13,788,053
*   FormFactor, Inc......................................   201,334    2,607,275
*   Fortinet, Inc........................................   101,430    6,380,961
*   Frequency Electronics, Inc...........................    18,912      156,970
#*  Gartner, Inc.........................................    53,949    7,306,313
    Genpact, Ltd.........................................   465,517   14,142,406
    Global Payments, Inc.................................   173,838   19,568,944
    GlobalSCAPE, Inc.....................................    44,983      165,088
*   Globant SA...........................................    12,912      715,841
*   Glu Mobile, Inc......................................   279,625    1,490,401
*   GoDaddy, Inc., Class A...............................    87,594    6,448,670
*   GrubHub, Inc.........................................   104,596   12,749,206
*   GSE Systems, Inc.....................................    26,892       79,331
*   GSI Technology, Inc..................................    60,553      414,788
#*  GTT Communications, Inc..............................   165,551    7,358,742
#*  Guidewire Software, Inc..............................    37,699    3,249,654
    Hackett Group, Inc. (The)............................   117,534    2,119,138
#*  Harmonic, Inc........................................   318,882    1,466,857
    Hewlett Packard Enterprise Co........................ 1,089,303   16,818,838
    HP, Inc..............................................   746,752   17,235,036
*   HubSpot, Inc.........................................     2,876      356,912
*   IAC/InterActiveCorp..................................   140,228   20,648,573
#*  Ichor Holdings, Ltd..................................    87,496    1,837,416
#*  ID Systems, Inc......................................    23,144      157,379
#*  Identiv, Inc.........................................    11,381       53,718
*   IEC Electronics Corp.................................     9,658       50,028
#*  II-VI, Inc...........................................   174,022    6,821,662
*   Immersion Corp.......................................    10,065      141,313

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
INFORMATION TECHNOLOGY -- (Continued)
*   Imperva Inc..........................................     3,596 $    166,315
#*  Infinera Corp........................................   515,543    4,289,318
*   Information Services Group, Inc......................    41,109      168,547
*   Innodata, Inc........................................    31,335       36,349
#*  Inphi Corp...........................................    37,374    1,175,039
#*  Inseego Corp.........................................    32,660       61,401
*   Insight Enterprises, Inc.............................    99,365    4,995,079
#*  Integrated Device Technology, Inc....................   268,854    9,256,643
    Intel Corp........................................... 5,141,165  247,290,037
#*  Intellicheck, Inc....................................    15,600       36,036
*   Intelligent Systems Corp.............................       729        7,377
    InterDigital, Inc....................................   154,806   12,763,755
#*  Internap Corp........................................    47,602      470,308
    International Business Machines Corp.................   582,945   84,486,219
*   inTEST Corp..........................................    24,960      180,960
*   Intevac, Inc.........................................    60,689      285,238
    Intuit, Inc..........................................    96,512   19,711,611
*   IPG Photonics Corp...................................   103,191   16,927,452
#*  Iteris, Inc..........................................    12,775       62,725
*   Itron, Inc...........................................   108,374    6,632,489
#   j2 Global, Inc.......................................   170,368   14,454,021
    Jabil, Inc...........................................   672,906   18,955,762
    Jack Henry & Associates, Inc.........................    91,039   12,262,953
    Juniper Networks, Inc................................   373,042    9,825,926
*   KEMET Corp...........................................   194,143    5,045,777
*   Key Tronic Corp......................................    14,320      115,706
*   Keysight Technologies, Inc...........................   329,054   19,085,132
*   Kimball Electronics, Inc.............................    43,092      876,922
    KLA-Tencor Corp......................................   130,377   15,308,867
#*  Knowles Corp.........................................   307,098    5,331,221
#*  Kopin Corp...........................................   113,457      347,178
    Kulicke & Soffa Industries, Inc......................   239,006    6,300,198
#*  KVH Industries, Inc..................................    52,470      650,628
#   Lam Research Corp....................................   152,196   29,014,645
#*  Lantronix, Inc.......................................    21,200       56,604
#*  Lattice Semiconductor Corp...........................   305,112    2,346,311
*   Leaf Group, Ltd......................................    64,844      758,675
    Leidos Holdings, Inc.................................   192,635   13,180,087
*   LGL Group, Inc. (The)................................     4,607       25,108
#*  LightPath Technologies, Inc., Class A................    26,429       62,901
*   Limelight Networks, Inc..............................   215,088      959,292
*   Liquidity Services, Inc..............................    96,216      678,323
#   Littelfuse, Inc......................................    60,054   13,020,908
    LogMeIn, Inc.........................................   102,141    8,278,528
#*  LRAD Corp............................................    48,346      131,985
#*  Lumentum Holdings, Inc...............................    61,205    3,197,961
*   Luna Innovations, Inc................................    65,839      223,194
*   Luxoft Holding, Inc..................................    42,042    1,597,596
#*  MACOM Technology Solutions Holdings, Inc.............    90,844    1,892,281
#*  MagnaChip Semiconductor Corp.........................    69,402      805,063
*   Manhattan Associates, Inc............................   154,351    7,427,370
    ManTech International Corp., Class A.................    90,792    5,433,901
    Marchex, Inc., Class B...............................   110,565      337,223
#*  Marin Software, Inc..................................     7,995       44,372
    Marvell Technology Group, Ltd........................   722,558   15,397,711
    Mastercard, Inc., Class A............................   481,810   95,398,380
#*  Match Group, Inc.....................................    79,544    2,873,129
    Maxim Integrated Products, Inc.......................   142,002    8,682,002
    MAXIMUS, Inc.........................................   201,640   13,068,288

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
INFORMATION TECHNOLOGY -- (Continued)
#*  MaxLinear, Inc.......................................    97,250 $  1,683,398
#*  Maxwell Technologies, Inc............................    55,751      255,897
#*  Meet Group, Inc.(The)................................   111,311      451,923
#   Mesa Laboratories, Inc...............................     6,939    1,403,274
    Methode Electronics, Inc.............................   115,993    4,552,725
#   Microchip Technology, Inc............................   188,595   17,620,431
*   Micron Technology, Inc............................... 1,627,340   85,907,279
    Microsoft Corp....................................... 3,927,281  416,605,968
*   MicroStrategy, Inc., Class A.........................    25,310    3,294,097
#*  Mimecast, Ltd........................................     8,962      321,825
    MKS Instruments, Inc.................................   139,302   13,136,179
*   MoneyGram International, Inc.........................    59,535      389,359
#   Monolithic Power Systems, Inc........................    43,265    5,740,400
    Monotype Imaging Holdings, Inc.......................    91,009    1,879,336
    Motorola Solutions, Inc..............................    64,193    7,786,611
#   MTS Systems Corp.....................................    49,344    2,690,482
*   Nanometrics, Inc.....................................    64,703    2,436,715
*   Napco Security Technologies, Inc.....................    32,495      513,421
    National Instruments Corp............................   212,091    9,291,707
#*  NCR Corp.............................................   315,734    8,815,293
#*  NeoPhotonics Corp....................................   109,107      695,012
    NetApp, Inc..........................................   332,721   25,792,532
*   NETGEAR, Inc.........................................   101,143    6,660,267
*   NetScout Systems, Inc................................   302,655    8,111,154
*   NetSol Technologies, Inc.............................    25,171      142,216
    Network-1 Technologies, Inc..........................    49,575      138,810
*   New Relic, Inc.......................................     3,432      335,306
#   NIC, Inc.............................................   125,561    2,059,200
*   Novanta, Inc.........................................   112,623    7,022,044
*   Nuance Communications, Inc...........................   619,874    9,155,539
*   Nutanix, Inc., Class A...............................    20,515    1,002,978
    NVE Corp.............................................     3,815      407,518
    NVIDIA Corp..........................................   380,242   93,106,056
*   Oclaro, Inc..........................................   293,898    2,486,377
#*  Okta, Inc............................................     8,384      416,266
*   ON Semiconductor Corp................................ 1,153,595   25,436,770
*   OneSpan, Inc.........................................    85,637    1,395,883
*   Optical Cable Corp...................................     8,150       30,970
    Oracle Corp.......................................... 1,640,590   78,223,331
#*  OSI Systems, Inc.....................................    49,623    3,957,930
*   Palo Alto Networks, Inc..............................    16,166    3,205,071
#*  PAR Technology Corp..................................    44,002      821,957
    Park Electrochemical Corp............................    61,802    1,366,442
#   Paychex, Inc.........................................   171,384   11,828,924
#*  Paycom Software, Inc.................................    98,690   10,485,813
#*  Paylocity Holding Corp...............................    56,050    3,250,900
*   PayPal Holdings, Inc.................................   339,537   27,889,569
    PC Connection, Inc...................................    51,588    1,746,254
#*  PCM, Inc.............................................    16,586      366,551
    PC-Tel, Inc..........................................    32,887      203,571
#*  PDF Solutions, Inc...................................   108,755    1,141,928
    Pegasystems, Inc.....................................   124,428    6,918,197
*   Perceptron, Inc......................................    29,758      302,341
*   Perficient, Inc......................................   130,703    3,440,103
    Perspecta, Inc.......................................   126,822    2,752,037
*   PFSweb, Inc..........................................    51,031      490,918
*   Photronics, Inc......................................   235,502    2,119,518
*   Pixelworks, Inc......................................     2,900        9,454
    Plantronics, Inc.....................................    96,465    6,623,287

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
*   Plexus Corp.......................................... 108,913 $ 6,471,610
    Power Integrations, Inc..............................  58,224   4,163,016
#*  Presidio, Inc........................................   2,743      38,292
*   PRGX Global, Inc.....................................  57,364     519,144
    Progress Software Corp............................... 153,581   5,650,245
*   Proofpoint, Inc......................................   4,819     549,607
*   PTC, Inc............................................. 104,971   9,647,885
#*  Pure Storage, Inc., Class A..........................  19,057     412,775
    QAD, Inc., Class A...................................  21,895   1,090,371
    QAD, Inc., Class B...................................   5,440     212,160
#*  Qorvo, Inc........................................... 150,392  12,296,050
    QUALCOMM, Inc........................................ 717,454  45,981,627
*   Qualstar Corp........................................   1,349      10,050
#*  Qualys, Inc..........................................  42,631   3,713,160
#*  Quantenna Communications, Inc........................  14,311     227,974
#*  QuinStreet, Inc......................................  62,971     834,995
*   Qumu Corp............................................  13,779      33,759
#*  Quotient Technology Inc..............................   3,900      57,525
*   Rambus, Inc.......................................... 368,929   4,559,962
*   RealNetworks, Inc.................................... 173,849     624,118
#*  RealPage, Inc........................................  69,271   3,816,832
*   Red Hat, Inc.........................................  62,946   8,889,864
    RF Industries, Ltd...................................  13,066     130,007
*   Rhythmone P.L.C......................................  24,150      64,640
*   Ribbon Communications, Inc........................... 304,883   2,068,631
    Richardson Electronics, Ltd..........................  20,031     183,484
*   RingCentral, Inc., Class A...........................   4,395     324,131
*   Rogers Corp..........................................  50,747   5,915,578
*   Rosetta Stone, Inc...................................  37,189     546,678
*   Rubicon Project, Inc. (The).......................... 147,629     425,172
*   Rubicon Technology, Inc..............................   1,435      11,365
*   Rudolph Technologies, Inc............................ 103,697   2,965,734
    Sabre Corp........................................... 544,841  13,413,985
*   salesforce.com, Inc..................................  59,428   8,150,550
*   Sanmina Corp......................................... 240,964   7,012,052
    Sapiens International Corp. NV.......................   5,120      52,838
*   ScanSource, Inc......................................  87,317   3,601,826
    Science Applications International Corp.............. 129,869  10,957,048
*   Seachange International, Inc......................... 115,166     352,408
    Seagate Technology P.L.C............................. 190,541  10,026,267
*   Semtech Corp......................................... 159,532   7,569,793
*   ServiceNow, Inc......................................  23,953   4,214,770
*   ServiceSource International, Inc.....................  60,388     211,358
#*  SharpSpring, Inc.....................................  14,020     146,509
#*  Shutterstock, Inc....................................  25,725   1,185,151
#*  Sigma Designs, Inc................................... 164,028     992,369
*   SigmaTron International, Inc.........................   5,201      36,355
*   Silicon Laboratories, Inc............................  76,165   7,254,716
    Skyworks Solutions, Inc.............................. 295,071  27,907,815
*   SMTC Corp............................................  16,400      40,672
#*  Snap, Inc., Class A.................................. 349,392   4,367,400
#*  SolarEdge Technologies, Inc.......................... 139,040   7,403,880
*   Splunk, Inc..........................................  25,342   2,435,366
*   SPS Commerce Inc.....................................   4,251     364,693
*   Square, Inc., Class A................................  22,973   1,485,204
    SS&C Technologies Holdings, Inc...................... 240,355  12,755,640
*   Stamps.com, Inc......................................  36,361   9,490,221
#*  StarTek, Inc.........................................  51,283     393,853
#*  Steel Connect, Inc................................... 209,541     444,227

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
INFORMATION TECHNOLOGY -- (Continued)
#*  Stratasys, Ltd....................................... 179,562 $  3,487,094
#*  Super Micro Computer, Inc............................ 160,297    3,542,564
*   Support.com, Inc.....................................  33,595       92,722
*   Sykes Enterprises, Inc............................... 145,303    4,309,687
    Symantec Corp........................................ 325,076    6,573,037
#*  Synacor, Inc.........................................  27,065       48,717
#*  Synaptics, Inc.......................................  96,190    4,820,081
#*  Synchronoss Technologies, Inc........................ 111,851      473,130
    SYNNEX Corp.......................................... 129,055   12,449,936
*   Synopsys, Inc........................................ 135,987   12,161,317
*   Syntel, Inc.......................................... 189,545    7,693,632
*   Tableau Software, Inc., Class A......................  31,201    3,215,887
*   Take-Two Interactive Software, Inc................... 136,087   15,380,553
    TE Connectivity, Ltd................................. 318,520   29,803,916
*   Tech Data Corp.......................................  87,176    7,271,350
*   TechTarget, Inc......................................  29,940      850,895
*   Telaria, Inc.........................................  90,921      339,135
*   Telenav, Inc.........................................  92,674      500,440
#*  Teradata Corp........................................ 370,359   14,181,046
#   Teradyne, Inc........................................ 373,010   16,132,683
    TESSCO Technologies, Inc.............................  25,094      465,494
    Texas Instruments, Inc............................... 493,244   54,907,922
#   TiVo Corp............................................ 372,183    4,522,023
    Total System Services, Inc........................... 253,191   23,177,104
#*  Trade Desk, Inc. (The), Class A......................  24,671    2,080,259
    TransAct Technologies, Inc...........................  17,129      189,275
    Travelport Worldwide, Ltd............................ 230,144    4,349,722
#*  Travelzoo............................................   8,293      107,809
*   Trimble, Inc......................................... 259,857    9,172,952
*   Trio-Tech International..............................   3,963       18,309
*   TrueCar Inc..........................................  51,056      567,743
*   TSR, Inc.............................................     751        5,107
    TTEC Holdings, Inc................................... 137,686    4,426,605
#*  TTM Technologies, Inc................................ 351,084    6,094,818
*   Twilio Inc...........................................   5,549      321,232
*   Twitter, Inc......................................... 524,182   16,705,680
*   Tyler Technologies, Inc..............................  24,958    5,615,300
#*  Ubiquiti Networks, Inc............................... 119,847    9,896,965
#*  Ultimate Software Group, Inc. (The)..................  13,392    3,708,111
#*  Ultra Clean Holdings, Inc............................ 132,530    1,778,553
#*  Unisys Corp..........................................  75,416      969,096
#   Universal Display Corp...............................  43,820    4,219,866
#*  Veeco Instruments, Inc............................... 163,746    2,398,879
*   VeriFone Systems, Inc................................ 277,816    6,361,986
*   Verint Systems, Inc.................................. 144,448    6,485,715
*   VeriSign, Inc........................................  52,355    7,603,517
    Versum Materials, Inc................................ 156,562    6,035,465
#*  ViaSat, Inc.......................................... 124,181    8,734,892
#*  Viavi Solutions, Inc................................. 496,738    5,026,989
*   Virtusa Corp.........................................  96,983    5,123,612
#   Visa, Inc., Class A.................................. 982,237  134,311,087
#   Vishay Intertechnology, Inc.......................... 341,685    8,542,125
*   Vishay Precision Group, Inc..........................  32,548    1,298,665
*   VMware, Inc., Class A................................  12,845    1,857,259
    Wayside Technology Group, Inc........................   9,192      124,092
*   Web.com Group, Inc................................... 224,666    5,650,350
#*  Westell Technologies, Inc., Class A..................  17,801       48,953
    Western Digital Corp................................. 336,589   23,611,718
#   Western Union Co. (The).............................. 295,285    5,952,946

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES       VALUE+
                                                          --------- --------------
INFORMATION TECHNOLOGY -- (Continued)
*   WEX, Inc.............................................    95,698 $   18,165,394
*   Wireless Telecom Group, Inc..........................    38,701         81,272
#*  Workday, Inc., Class A...............................    13,400      1,661,868
*   Worldpay, Inc., Class A..............................   119,007      9,781,185
*   Xcerra Corp..........................................   152,082      2,165,648
    Xerox Corp...........................................   416,805     10,824,426
    Xilinx, Inc..........................................   237,604     17,124,120
*   XO Group, Inc........................................    57,631      1,624,042
#   Xperi Corp...........................................   134,929      2,246,568
*   Xplore Technologies Corp.............................    12,900         77,142
*   Yelp, Inc............................................    83,933      3,095,449
*   Zebra Technologies Corp., Class A....................   126,119     17,395,594
*   Zedge, Inc., Class B.................................    24,094         71,559
*   Zendesk, Inc.........................................     9,297        506,408
#*  Zillow Group, Inc., Class C..........................   118,210      6,584,297
#*  Zillow Group, Inc., Class A..........................    92,261      5,200,753
*   Zix Corp.............................................   119,194        636,496
*   Zynga, Inc., Class A................................. 1,698,577      6,437,607
                                                                    --------------
TOTAL INFORMATION TECHNOLOGY.............................            5,025,364,257
                                                                    --------------
MATERIALS -- (4.3%)
    A Schulman, Inc......................................    97,608      4,231,307
#   Advanced Emissions Solutions, Inc....................     5,208         59,111
*   AdvanSix, Inc........................................   105,648      4,275,575
*   AgroFresh Solutions, Inc.............................    11,892         84,552
    Air Products & Chemicals, Inc........................   105,873     17,381,170
#*  AK Steel Holding Corp................................   454,455      2,104,127
#   Albemarle Corp.......................................   113,784     10,718,453
#*  Alcoa Corp...........................................   322,634     13,960,373
#*  Allegheny Technologies, Inc..........................   270,789      7,527,934
*   American Biltrite, Inc...............................        36         19,062
    American Vanguard Corp...............................    73,936      1,604,411
#*  Ampco-Pittsburgh Corp................................    38,266        403,706
    AptarGroup, Inc......................................   199,045     20,388,179
    Ashland Global Holdings, Inc.........................   127,468     10,466,397
    Avery Dennison Corp..................................   130,392     14,953,355
#*  Axalta Coating Systems, Ltd..........................   427,215     12,923,254
    Balchem Corp.........................................    88,104      8,835,950
#   Ball Corp............................................   430,194     16,764,660
    Bemis Co., Inc.......................................   310,359     14,248,582
*   Berry Global Group, Inc..............................   166,701      8,143,344
    Boise Cascade Co.....................................   135,185      5,846,751
    Cabot Corp...........................................   155,401     10,272,006
#   Carpenter Technology Corp............................   162,592      8,905,164
    Celanese Corp., Series A.............................   202,327     23,896,842
#*  Century Aluminum Co..................................   299,850      3,841,078
    CF Industries Holdings, Inc..........................   391,430     17,387,321
    Chase Corp...........................................    27,827      3,436,635
    Chemours Co. (The)...................................   194,486      8,909,404
*   Clearwater Paper Corp................................    54,804      1,238,570
#*  Cleveland-Cliffs, Inc................................   600,126      6,475,360
*   Coeur Mining, Inc....................................   631,835      4,422,845
    Commercial Metals Co.................................   402,892      9,000,607
#   Compass Minerals International, Inc..................   116,681      7,916,806
*   Contango ORE, Inc....................................     1,821         40,973
    Core Molding Technologies, Inc.......................    18,851        253,546
#*  Crown Holdings, Inc..................................   111,521      5,048,556
    Domtar Corp..........................................   214,854     10,360,260
    DowDuPont, Inc....................................... 1,256,597     86,416,176

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
MATERIALS -- (Continued)
    Eagle Materials, Inc.................................   126,786 $12,596,189
    Eastman Chemical Co..................................   222,894  23,096,276
    Ecolab, Inc..........................................   103,663  14,585,384
*   Ferro Corp...........................................   313,753   7,065,718
    Ferroglobe P.L.C.....................................   379,161   3,090,162
#*  Flotek Industries, Inc...............................   183,568     569,061
    FMC Corp.............................................   123,771  11,124,537
    Freeport-McMoRan, Inc................................ 2,050,751  33,837,391
    Friedman Industries, Inc.............................    15,398     159,985
    FutureFuel Corp......................................   101,117   1,391,370
*   GCP Applied Technologies, Inc........................   213,574   6,225,682
    Gold Resource Corp...................................   189,752   1,242,876
    Graphic Packaging Holding Co......................... 1,350,826  19,627,502
    Greif, Inc., Class A.................................   102,180   5,563,701
    Greif, Inc., Class B.................................    29,768   1,722,079
    Hawkins, Inc.........................................    34,406   1,283,344
#   Haynes International, Inc............................    49,194   2,088,777
#   HB Fuller Co.........................................   144,502   8,190,373
#   Hecla Mining Co...................................... 1,393,880   4,460,416
    Huntsman Corp........................................   910,760  30,537,783
*   Ingevity Corp........................................    98,161   9,783,707
    Innophos Holdings, Inc...............................    66,298   2,995,344
    Innospec, Inc........................................    68,123   5,514,557
    International Flavors & Fragrances, Inc..............    35,484   4,710,856
    International Paper Co...............................   333,848  17,937,653
#*  Intrepid Potash, Inc.................................   409,991   1,750,662
    Kaiser Aluminum Corp.................................    34,717   3,875,112
    KapStone Paper and Packaging Corp....................   384,253  13,364,319
    KMG Chemicals, Inc...................................    42,537   3,054,157
*   Koppers Holdings, Inc................................    77,292   2,902,315
*   Kraton Corp..........................................   110,501   5,313,993
    Kronos Worldwide, Inc................................   239,470   5,445,548
    Louisiana-Pacific Corp...............................   395,722  10,652,836
#*  LSB Industries, Inc..................................    62,607     411,328
    LyondellBasell Industries NV, Class A................   234,074  25,933,058
#   Martin Marietta Materials, Inc.......................    65,425  13,047,053
    Materion Corp........................................    68,670   4,305,609
#   McEwen Mining, Inc...................................   271,668     608,536
    Mercer International, Inc............................   226,459   4,064,939
    Minerals Technologies, Inc...........................   117,171   8,858,128
    Mosaic Co. (The).....................................   472,656  14,231,672
    Myers Industries, Inc................................   143,214   3,086,262
    Neenah, Inc..........................................    66,809   5,865,830
#   NewMarket Corp.......................................    21,073   8,628,129
    Newmont Mining Corp..................................   528,515  19,385,930
    Northern Technologies International Corp.............     8,701     329,768
    Nucor Corp...........................................   436,494  29,214,543
    Olin Corp............................................   567,854  16,757,372
    Olympic Steel, Inc...................................    37,619     831,756
*   OMNOVA Solutions, Inc................................   129,119   1,207,263
*   Owens-Illinois, Inc..................................   552,721  10,324,828
    Packaging Corp. of America...........................   135,983  15,352,481
    PH Glatfelter Co.....................................   104,926   1,717,639
#*  Platform Specialty Products Corp.....................   822,073  10,160,822
    PolyOne Corp.........................................   268,789  12,055,187
    PPG Industries, Inc..................................    64,638   7,152,841
*   PQ Group Holdings, Inc...............................     3,725      67,125
    Praxair, Inc.........................................    85,543  14,328,452
    Quaker Chemical Corp.................................    38,821   6,892,280

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                          ------- --------------
MATERIALS -- (Continued)
#   Rayonier Advanced Materials, Inc..................... 173,929 $    3,137,679
    Reliance Steel & Aluminum Co......................... 179,282     16,171,236
*   Resolute Forest Products, Inc........................  47,111        478,177
#   Royal Gold, Inc...................................... 134,592     11,387,829
#   RPM International, Inc............................... 246,563     15,871,260
*   Ryerson Holding Corp.................................  24,531        283,333
#   Schnitzer Steel Industries, Inc., Class A............  94,222      3,104,615
    Schweitzer-Mauduit International, Inc................ 105,814      4,390,223
#   Scotts Miracle-Gro Co. (The)......................... 127,816     10,152,425
#   Sealed Air Corp...................................... 177,120      7,805,678
#   Sensient Technologies Corp........................... 145,768     10,110,468
    Sherwin-Williams Co. (The)...........................  22,606      9,963,142
    Silgan Holdings, Inc................................. 344,912      9,488,529
    Sonoco Products Co................................... 337,188     18,821,834
    Southern Copper Corp.................................  64,349      3,176,267
    Steel Dynamics, Inc.................................. 444,738     20,942,712
    Stepan Co............................................  78,266      6,854,536
#*  Summit Materials, Inc., Class A...................... 309,021      7,756,427
*   SunCoke Energy, Inc.................................. 287,698      3,282,634
#   Synalloy Corp........................................  26,423        570,737
#*  TimkenSteel Corp..................................... 179,304      2,492,326
*   Trecora Resources....................................  43,774        656,610
    Tredegar Corp........................................  73,185      1,906,469
    Trinseo SA........................................... 104,937      7,838,794
    Tronox, Ltd., Class A................................ 258,532      4,769,915
*   UFP Technologies, Inc................................   8,933        292,109
    United States Lime & Minerals, Inc...................  14,391      1,118,181
#   United States Steel Corp............................. 399,185     14,542,310
*   Universal Stainless & Alloy Products, Inc............  28,215        843,911
#*  US Concrete, Inc.....................................  65,137      3,289,419
    Valhi, Inc...........................................  69,098        370,365
    Valvoline, Inc....................................... 254,123      5,740,639
*   Verso Corp., Class A.................................  80,379      1,677,510
#   Vulcan Materials Co.................................. 152,391     17,067,792
#   Warrior Met Coal, Inc................................  42,544      1,100,613
    Westlake Chemical Corp............................... 140,920     15,109,442
    WestRock Co.......................................... 312,889     18,141,304
    Worthington Industries, Inc.......................... 209,976      9,831,076
#   WR Grace & Co........................................  96,018      7,091,889
                                                                  --------------
TOTAL MATERIALS..........................................          1,170,971,313
                                                                  --------------
REAL ESTATE -- (0.4%)
    Alexander & Baldwin, Inc............................. 235,372      5,637,159
#*  Altisource Asset Management Corp.....................   1,977        129,592
#*  Altisource Portfolio Solutions SA....................  27,707        922,920
    Capital Properties, Inc., Class A....................   1,400         22,540
*   CBRE Group, Inc., Class A............................ 435,405     21,683,169
    CKX Lands, Inc.......................................   2,161         23,220
#   Consolidated-Tomoka Land Co..........................  15,816      1,036,106
*   CorePoint Lodging, Inc............................... 128,034      3,234,139
#*  Five Point Holdings LLC..............................   1,004         11,235
#*  Forestar Group, Inc..................................  12,887        292,535
#*  FRP Holdings, Inc....................................  21,008      1,365,520
    Griffin Industrial Realty, Inc.......................   8,343        347,152
#   HFF, Inc., Class A................................... 185,904      8,367,539
*   Howard Hughes Corp. (The)............................  87,682     11,885,295
#*  InterGroup Corp. (The)...............................     677         20,005
    Jones Lang LaSalle, Inc..............................  79,444     13,585,718
*   JW Mays, Inc.........................................     304         11,993

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
REAL ESTATE -- (Continued)
#   Kennedy-Wilson Holdings, Inc.........................   397,004 $  8,297,384
*   Marcus & Millichap, Inc..............................   102,503    4,121,646
#*  Maui Land & Pineapple Co., Inc.......................     7,073       90,181
*   Rafael Holdings, Inc., Class B.......................    38,641      351,633
    RE/MAX Holdings, Inc., Class A.......................    48,917    2,484,984
#   Realogy Holdings Corp................................   434,815    9,509,404
    RMR Group, Inc. (The), Class A.......................    16,465    1,429,162
#*  St Joe Co. (The).....................................   146,829    2,591,532
*   Stratus Properties, Inc..............................    22,720      699,776
*   Tejon Ranch Co.......................................    91,375    2,138,175
*   Trinity Place Holdings, Inc..........................    70,774      455,077
                                                                    ------------
TOTAL REAL ESTATE........................................            100,744,791
                                                                    ------------
TELECOMMUNICATIONS SERVICES -- (2.2%)
*   Alaska Communications Systems Group, Inc.............   108,614      174,869
    AT&T, Inc............................................ 8,965,205  286,617,604
    ATN International, Inc...............................    54,372    3,473,283
*   Boingo Wireless, Inc.................................   124,495    2,877,079
#   CenturyLink, Inc..................................... 1,652,668   31,020,578
#*  Cincinnati Bell, Inc.................................   105,184    1,404,206
#   Cogent Communications Holdings, Inc..................   111,550    5,795,023
#   Consolidated Communications Holdings, Inc............   316,156    4,027,827
#   Frontier Communications Corp.........................    88,246      460,644
    IDT Corp., Class B...................................    77,282      405,731
#*  Iridium Communications, Inc..........................   127,435    2,204,626
#*  ORBCOMM, Inc.........................................   171,237    1,637,026
*   pdvWireless, Inc.....................................     1,752       52,385
    Shenandoah Telecommunications Co.....................   214,633    7,082,889
    Spok Holdings, Inc...................................    42,102      610,479
#*  Sprint Corp.......................................... 1,026,056    5,571,484
    Telephone & Data Systems, Inc........................   359,141    9,068,310
*   T-Mobile US, Inc.....................................   336,604   20,196,240
*   United States Cellular Corp..........................    58,137    1,997,587
    Verizon Communications, Inc.......................... 3,707,953  191,478,693
*   Vonage Holdings Corp.................................   671,366    8,600,198
#   Windstream Holdings, Inc.............................    15,790       55,581
#*  Zayo Group Holdings, Inc.............................   334,901   12,421,478
                                                                    ------------
TOTAL TELECOMMUNICATIONS SERVICES........................            597,233,820
                                                                    ------------
UTILITIES -- (1.6%)
    AES Corp.............................................   363,859    4,861,156
    ALLETE, Inc..........................................    78,524    6,087,966
    Alliant Energy Corp..................................   111,873    4,807,183
    Ameren Corp..........................................    73,228    4,544,530
    American Electric Power Co., Inc.....................    95,064    6,762,853
#   American States Water Co.............................    75,136    4,517,176
    American Water Works Co., Inc........................    68,777    6,069,570
#   Aqua America, Inc....................................   177,503    6,556,961
    Artesian Resources Corp., Class A....................    19,448      717,437
    Atlantica Yield PLC..................................   235,969    4,849,163
    Atmos Energy Corp....................................    77,651    7,133,797
#   Avangrid, Inc........................................    62,463    3,126,898
#   Avista Corp..........................................   114,514    5,792,118
#   Black Hills Corp.....................................   122,951    7,373,371
#   California Water Service Group.......................   110,217    4,529,919
    CenterPoint Energy, Inc..............................   130,802    3,725,241
    Chesapeake Utilities Corp............................    37,572    3,150,412
    CMS Energy Corp......................................   104,097    5,032,049

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
UTILITIES -- (Continued)
    Connecticut Water Service, Inc.......................  30,709 $ 1,978,274
    Consolidated Edison, Inc.............................  96,542   7,620,060
    Consolidated Water Co., Ltd..........................  38,226     537,075
#   Dominion Energy, Inc................................. 122,456   8,781,320
    DTE Energy Co........................................  56,584   6,141,627
    Duke Energy Corp..................................... 147,905  12,072,006
    Edison International.................................  63,589   4,236,935
    El Paso Electric Co..................................  93,312   5,813,338
    Entergy Corp.........................................  82,894   6,737,624
    Evergy, Inc.......................................... 262,143  14,703,601
    Eversource Energy.................................... 108,651   6,597,289
    Exelon Corp.......................................... 207,460   8,817,050
#   FirstEnergy Corp..................................... 200,171   7,092,058
#   Genie Energy, Ltd., Class B..........................  61,685     320,762
    Hawaiian Electric Industries, Inc.................... 114,384   4,022,885
#   IDACORP, Inc.........................................  68,779   6,481,733
    MDU Resources Group, Inc............................. 262,095   7,600,755
    MGE Energy, Inc......................................  79,696   5,100,544
    Middlesex Water Co...................................  40,961   1,814,163
#   National Fuel Gas Co.................................  93,204   5,005,055
#   New Jersey Resources Corp............................ 142,731   6,601,309
    NextEra Energy, Inc.................................. 101,325  16,975,990
    NiSource, Inc........................................ 255,334   6,684,644
    Northwest Natural Gas Co.............................  67,107   4,372,021
    NorthWestern Corp.................................... 114,232   6,777,384
    NRG Energy, Inc...................................... 839,914  26,600,076
#   NRG Yield, Inc., Class A.............................  47,862     884,490
    NRG Yield, Inc., Class C.............................  83,188   1,547,297
    OGE Energy Corp...................................... 139,317   5,048,848
    ONE Gas, Inc.........................................  84,597   6,517,353
#   Ormat Technologies, Inc.............................. 138,930   7,536,952
    Otter Tail Corp......................................  90,929   4,400,964
#   Pattern Energy Group, Inc., Class A.................. 223,533   4,151,008
    PG&E Corp............................................ 100,403   4,325,361
    Pinnacle West Capital Corp...........................  43,596   3,506,426
    PNM Resources, Inc................................... 181,649   7,147,888
    Portland General Electric Co......................... 129,197   5,860,376
#   PPL Corp............................................. 198,036   5,697,496
    Public Service Enterprise Group, Inc................. 118,803   6,125,483
*   Pure Cycle Corp......................................  41,415     449,353
    RGC Resources, Inc...................................  13,583     385,350
#   SCANA Corp...........................................  37,809   1,511,982
#   Sempra Energy........................................  58,037   6,708,497
    SJW Corp.............................................  47,115   3,047,398
#   South Jersey Industries, Inc......................... 197,516   6,701,718
#   Southern Co. (The)................................... 199,784   9,709,502
    Southwest Gas Holdings, Inc..........................  73,783   5,769,831
#   Spark Energy, Inc., Class A..........................  15,216     130,097
    Spire, Inc...........................................  71,074   5,088,898
    TerraForm Power, Inc., Class A.......................   8,825      90,280
    UGI Corp............................................. 233,356  12,400,538
    Unitil Corp..........................................  38,801   1,975,359
    Vectren Corp.........................................  89,763   6,415,362
*   Vistra Energy Corp................................... 774,449  17,502,547
#   WEC Energy Group, Inc................................ 114,000   7,566,180
    Xcel Energy, Inc..................................... 187,613   8,791,545

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES        VALUE+
                                                           ----------- ---------------
UTILITIES -- (Continued)
     York Water Co. (The).................................      31,798 $       985,738
                                                                       ---------------
TOTAL UTILITIES...........................................                 437,103,495
                                                                       ---------------
TOTAL COMMON STOCKS.......................................              25,679,840,318
                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
>>   Media General, Inc. Contingent Value Rights..........      96,518           9,652
                                                                       ---------------
HEALTHCARE -- (0.0%)
>>   DYAX Corp. CVR.......................................      51,231         172,649
                                                                       ---------------
INFORMATION TECHNOLOGY -- (0.0%)
*>>  SMTC Corp. Rights....................................       5,467           1,257
                                                                       ---------------
TOTAL RIGHTS/WARRANTS.....................................                     183,558
                                                                       ---------------
PREFERRED STOCKS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
     GCI Liberty, Inc.....................................      24,077         598,795
                                                                       ---------------
TOTAL INVESTMENT SECURITIES...............................              25,680,622,671
                                                                       ---------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
     State Street Institutional U.S. Government Money
       Market Fund, 1.830%................................ 238,725,428     238,725,429
                                                                       ---------------
SECURITIES LENDING COLLATERAL -- (5.2%)
@(S) DFA Short Term Investment Fund....................... 124,441,377   1,439,911,169
                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $17,666,581,726)^^................................             $27,359,259,269
                                                                       ===============

At July 31, 2018, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

                                                                                UNREALIZED
                               NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                    CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                    --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index........   1,555    09/21/18  $216,138,873 $219,029,525   $2,890,652
                                                    ------------ ------------   ----------
TOTAL FUTURES CONTRACTS.......                      $216,138,873 $219,029,525   $2,890,652
                                                    ============ ============   ==========

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ----------------------------------------------
                                                      LEVEL 1      LEVEL 2 LEVEL 3     TOTAL
                                                   --------------- ------- ------- --------------
Common Stocks
   Consumer Discretionary......................... $3,881,260,594  $   516   --    $3,881,261,110
   Consumer Staples...............................  1,413,130,011       --   --     1,413,130,011
   Energy.........................................  1,717,070,797       --   --     1,717,070,797
   Financials.....................................  4,672,563,025   59,369   --     4,672,622,394
   Healthcare.....................................  2,960,203,573       --   --     2,960,203,573
   Industrials....................................  3,704,134,757       --   --     3,704,134,757
   Information Technology.........................  5,025,347,311   16,946   --     5,025,364,257

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                --------------------------------------------------------
                                    LEVEL 1          LEVEL 2     LEVEL 3      TOTAL
                                ---------------   -------------- ------- ---------------
   Materials................... $ 1,170,971,313               --   --    $ 1,170,971,313
   Real Estate.................     100,744,791               --   --        100,744,791
   Telecommunications Services.     597,233,820               --   --        597,233,820
   Utilities...................     437,103,495               --   --        437,103,495
Preferred Stocks...............
   Consumer Discretionary......         598,795               --   --            598,795
Rights/Warrants................
   Healthcare..................              --   $      172,649   --            172,649
   Consumer Discretionary......              --            9,652   --              9,652
   Information Technology......              --            1,257   --              1,257
Temporary Cash Investments.....     238,725,429               --   --        238,725,429
Securities Lending Collateral..              --    1,439,911,169   --      1,439,911,169
Futures Contracts**............       2,890,652               --   --          2,890,652
                                ---------------   --------------   --    ---------------
TOTAL.......................... $25,921,978,363   $1,440,171,558   --    $27,362,149,921
                                ===============   ==============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                         U.S. VECTOR EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                          SHARES    VALUE+
                                                          ------- ----------
COMMON STOCKS -- (91.6%)
CONSUMER DISCRETIONARY -- (12.5%)
*   1-800-Flowers.com, Inc., Class A.....................  70,712 $1,025,324
    A.H. Belo Corp., Class A.............................  29,006    127,626
    Aaron's, Inc......................................... 118,007  5,110,883
    Abercrombie & Fitch Co., Class A..................... 117,583  2,785,541
#   Acushnet Holdings Corp...............................  32,544    786,588
#   Adient P.L.C.........................................  68,678  3,271,133
*   Adtalem Global Education, Inc........................  75,529  4,120,107
    Advance Auto Parts, Inc..............................   5,868    828,738
    AMC Entertainment Holdings, Inc., Class A............  71,620  1,167,406
#*  AMC Networks, Inc., Class A..........................   8,142    490,881
    AMCON Distributing Co................................     438     36,573
*   American Axle & Manufacturing Holdings, Inc.......... 204,388  3,417,367
    American Eagle Outfitters, Inc....................... 302,393  7,614,256
#*  American Outdoor Brands Corp.........................  62,354    590,492
*   American Public Education, Inc.......................  29,266  1,290,631
*   America's Car-Mart, Inc..............................  15,372    983,808
    Aramark..............................................  29,256  1,176,384
    Ark Restaurants Corp.................................   3,403     76,568
*   Asbury Automotive Group, Inc.........................  39,119  2,750,066
#*  Ascena Retail Group, Inc............................. 328,900  1,210,352
#*  Ascent Capital Group, Inc., Class A..................  15,641     45,046
#*  At Home Group, Inc...................................  65,553  2,377,607
#   Autoliv, Inc.........................................   9,213    943,964
#*  AutoNation, Inc......................................  69,948  3,394,576
#*  AV Homes, Inc........................................  17,306    372,944
*   Ballantyne Strong, Inc...............................  17,594     95,008
*   Barnes & Noble Education, Inc........................  82,681    464,667
#   Barnes & Noble, Inc.................................. 145,935    890,204
    Bassett Furniture Industries, Inc....................  10,687    267,175
    BBX Capital Corp.....................................  48,243    420,679
    Beasley Broadcast Group, Inc., Class A...............   7,360     47,472
*   Beazer Homes USA, Inc................................  59,468    761,785
#   Bed Bath & Beyond, Inc............................... 269,061  5,039,513
#*  Belmond, Ltd., Class A............................... 198,448  2,232,540
    Best Buy Co., Inc....................................  50,959  3,823,454
#   Big 5 Sporting Goods Corp............................  40,230    259,484
#   Big Lots, Inc........................................  85,138  3,697,543
*   Biglari Holdings, Inc., Class A......................     269    262,926
*   Biglari Holdings, Inc., Class B......................   2,695    510,514
    BJ's Restaurants, Inc................................  41,898  2,650,048
    Bloomin' Brands, Inc.................................  77,475  1,498,366
#*  Bojangles', Inc......................................  47,320    622,258
*   Boot Barn Holdings, Inc..............................  47,452  1,109,902
    BorgWarner, Inc......................................  28,878  1,328,966
#   Bowl America, Inc., Class A..........................   2,839     42,017
#   Boyd Gaming Corp.....................................  57,508  2,147,924
*   Bridgepoint Education, Inc...........................  67,155    880,402
*   Bright Horizons Family Solutions, Inc................  16,294  1,743,295
#   Brinker International, Inc...........................  12,255    578,068
    Brunswick Corp.......................................  61,906  3,980,556
    Buckle, Inc. (The)...................................   9,525    229,076
#*  Build-A-Bear Workshop, Inc...........................  37,916    307,120
*   Burlington Stores, Inc...............................   8,429  1,288,035
#   Cable One, Inc.......................................   1,882  1,362,305

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
*   CafePress, Inc.........................................   1,337 $     1,618
    Caleres, Inc...........................................  72,972   2,443,832
    Callaway Golf Co....................................... 159,564   3,070,011
*   Cambium Learning Group, Inc............................  42,184     500,302
    Capella Education Co...................................  20,801   2,163,304
*   Career Education Corp.................................. 143,798   2,645,883
#*  CarMax, Inc............................................  26,562   1,983,650
    Carnival Corp..........................................  45,997   2,724,862
    Carriage Services, Inc.................................  35,253     880,972
*   Carrols Restaurant Group, Inc..........................  69,724   1,010,998
    Carter's, Inc..........................................  10,234   1,072,830
#*  Carvana Co.............................................   2,289      98,427
    Cato Corp. (The), Class A..............................  36,602     911,390
*   Cavco Industries, Inc..................................   9,583   2,035,908
#   CBS Corp., Class A.....................................   2,148     117,066
#*  Central European Media Enterprises, Ltd., Class A......  32,474     125,837
*   Century Casinos, Inc...................................   4,432      36,121
*   Century Communities, Inc...............................  47,973   1,463,177
*   Charter Communications, Inc., Class A..................  35,911  10,937,772
#   Cheesecake Factory, Inc. (The).........................  79,288   4,442,507
    Chico's FAS, Inc....................................... 226,793   1,973,099
#   Children's Place, Inc. (The)...........................  30,654   3,767,377
*   Chipotle Mexican Grill, Inc............................   1,644     712,937
#   Choice Hotels International, Inc.......................   8,184     635,078
#*  Christopher & Banks Corp...............................  45,128      44,451
#   Churchill Downs, Inc...................................     855     244,487
*   Chuy's Holdings, Inc...................................  25,347     802,233
#   Cinemark Holdings, Inc.................................  66,368   2,383,939
    Citi Trends, Inc.......................................  29,124     827,413
*   Clarus Corp............................................  42,250     380,250
    Clear Channel Outdoor Holdings, Inc., Class A..........  16,585      73,803
    Collectors Universe, Inc...............................   4,977      67,190
    Columbia Sportswear Co.................................  46,235   4,021,520
    Comcast Corp., Class A................................. 487,867  17,455,881
#*  Conn's, Inc............................................  35,937   1,218,264
#   Cooper Tire & Rubber Co................................ 102,330   2,921,521
*   Cooper-Standard Holdings, Inc..........................  32,657   4,402,164
    Core-Mark Holding Co., Inc.............................  62,782   1,518,069
#   Cracker Barrel Old Country Store, Inc..................   8,139   1,192,323
*   Crocs, Inc............................................. 104,577   1,893,889
    Crown Crafts, Inc......................................   2,196      11,639
    CSS Industries, Inc....................................   4,800      76,560
    Culp, Inc..............................................  23,483     582,378
#*  Daily Journal Corp.....................................     563     132,181
    Dana, Inc.............................................. 142,450   3,041,307
    Darden Restaurants, Inc................................  24,521   2,622,276
#*  Dave & Buster's Entertainment, Inc.....................  36,327   1,785,472
#*  DavidsTea, Inc.........................................  12,635      33,483
*   Deckers Outdoor Corp...................................  48,040   5,420,353
*   Del Frisco's Restaurant Group, Inc.....................  36,099     308,646
*   Del Taco Restaurants, Inc..............................  65,824     851,763
*   Delta Apparel, Inc.....................................  12,387     204,881
*   Denny's Corp...........................................  29,926     435,423
#*  Destination Maternity Corp.............................  13,230      53,714
#*  Destination XL Group, Inc..............................  74,081     150,014
#   Dick's Sporting Goods, Inc.............................  88,398   3,017,908
#   Dillard's, Inc., Class A...............................  48,014   3,854,084
#   Dine Brands Global, Inc................................  27,448   1,949,631
*   Discovery, Inc., Class C...............................  43,666   1,072,000

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
#*  Discovery, Inc., Class A.............................    33,491 $   890,191
*   Discovery, Inc., Class B.............................     1,000      32,025
*   Dixie Group, Inc. (The)..............................     9,314      18,628
    Dollar General Corp..................................    25,382   2,491,243
*   Dollar Tree, Inc.....................................    32,168   2,936,295
    Domino's Pizza, Inc..................................     7,400   1,943,684
#*  Dorman Products, Inc.................................    50,202   3,749,085
    DR Horton, Inc.......................................   128,886   5,632,318
*   Drive Shack, Inc.....................................    76,782     476,048
#   DSW, Inc., Class A...................................   124,914   3,427,640
#   Dunkin' Brands Group, Inc............................    17,333   1,206,897
#   Educational Development Corp.........................     3,287      65,576
#*  El Pollo Loco Holdings, Inc..........................    21,851     253,472
#*  Eldorado Resorts, Inc................................    28,545   1,223,153
    Emerald Expositions Events, Inc......................    10,184     196,551
*   Emerson Radio Corp...................................    22,180      31,939
*   Emmis Communications Corp., Class A..................     5,270      25,560
#   Entercom Communications Corp., Class A...............   106,820     806,491
    Entravision Communications Corp., Class A............   105,830     513,276
    Escalade, Inc........................................    19,402     259,987
    Ethan Allen Interiors, Inc...........................    46,722   1,051,245
*   EVINE Live, Inc......................................    44,612      63,349
#   EW Scripps Co. (The), Class A........................   110,320   1,445,192
#   Expedia Group, Inc...................................    12,977   1,736,842
#*  Express, Inc.........................................   131,709   1,268,358
    Extended Stay America, Inc...........................   132,740   2,826,035
#*  Famous Dave's of America, Inc........................     8,136      52,070
*   Fiesta Restaurant Group, Inc.........................    41,518   1,206,098
*   Five Below, Inc......................................    17,117   1,663,088
    Flanigan's Enterprises, Inc..........................       300       8,670
    Flexsteel Industries, Inc............................     9,611     344,362
*   Floor & Decor Holdings, Inc., Class A................     4,580     218,695
    Foot Locker, Inc.....................................    54,849   2,677,180
    Ford Motor Co........................................ 1,060,195  10,644,358
*   Fossil Group, Inc....................................    45,255   1,185,681
*   Fox Factory Holding Corp.............................    32,010   1,590,897
*   Francesca's Holdings Corp............................    54,382     442,669
#   Fred's, Inc., Class A................................    70,632     153,978
*   FTD Cos., Inc........................................    43,806     158,140
*   Full House Resorts, Inc..............................    19,188      57,756
#*  Gaia, Inc............................................     6,225     113,295
#   GameStop Corp., Class A..............................   178,022   2,565,297
    Gaming Partners International Corp...................       389       3,201
#   Gannett Co., Inc.....................................   200,011   2,114,116
    Gap, Inc. (The)......................................    82,110   2,477,259
#   Garmin, Ltd..........................................    22,692   1,417,115
*   GCI Liberty, Inc., Class A...........................    97,564   4,693,804
    General Motors Co....................................   390,610  14,808,025
#*  Genesco, Inc.........................................    38,025   1,547,617
    Gentex Corp..........................................   187,260   4,344,432
#*  Gentherm, Inc........................................    58,163   2,634,784
    Genuine Parts Co.....................................    18,852   1,834,488
#*  G-III Apparel Group, Ltd.............................    90,099   4,117,524
    Goodyear Tire & Rubber Co. (The).....................   241,087   5,836,716
#*  GoPro, Inc., Class A.................................    13,114      76,586
    Graham Holdings Co., Class B.........................     6,006   3,357,354
#*  Grand Canyon Education, Inc..........................    31,453   3,665,218
#*  Gray Television, Inc.................................   150,454   2,324,514
*   Gray Television, Inc., Class A.......................     2,300      32,890

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
CONSUMER DISCRETIONARY -- (Continued)
*   Green Brick Partners, Inc............................  22,902 $  222,149
    Group 1 Automotive, Inc..............................  38,905  2,722,961
#*  Groupon, Inc.........................................  21,376    100,040
#   Guess?, Inc.......................................... 157,986  3,579,963
#   H&R Block, Inc.......................................  20,493    515,604
#*  Habit Restaurants, Inc. (The), Class A...............  22,194    281,864
    Hamilton Beach Brands Holding Co., Class A...........  19,518    495,757
#   Hanesbrands, Inc.....................................  31,600    703,416
#   Harley-Davidson, Inc.................................  25,800  1,106,562
*   Harte-Hanks, Inc.....................................  10,003    101,230
    Hasbro, Inc..........................................   9,400    936,334
#   Haverty Furniture Cos., Inc..........................  35,647    705,811
    Haverty Furniture Cos., Inc., Class A................   1,796     36,369
*   Helen of Troy, Ltd...................................  35,537  4,070,763
#*  Hemisphere Media Group, Inc..........................   3,560     42,720
#*  Hibbett Sports, Inc..................................  31,749    728,640
*   Hilton Grand Vacations, Inc..........................   3,483    120,477
    Hooker Furniture Corp................................  21,540    970,377
#*  Horizon Global Corp..................................  32,078    222,942
*   Houghton Mifflin Harcourt Co......................... 219,782  1,395,616
    Hyatt Hotels Corp., Class A..........................   7,931    620,442
#*  Iconix Brand Group, Inc..............................  97,832     50,873
    ILG, Inc............................................. 115,845  3,976,959
#*  IMAX Corp............................................  91,888  2,030,725
*   Insignia Systems, Inc................................   7,000     11,690
#*  Installed Building Products, Inc.....................  14,863    811,520
#   International Game Technology P.L.C.................. 102,105  2,581,214
    Interpublic Group of Cos., Inc. (The)................  44,149    995,560
#*  iRobot Corp..........................................  10,474    830,065
*   J Alexander's Holdings, Inc..........................  13,620    145,734
*   J. Jill, Inc.........................................   7,517     61,564
    Jack in the Box, Inc.................................   6,082    512,348
*   JAKKS Pacific, Inc...................................   5,955     13,697
#*  Jamba, Inc...........................................   9,194    101,502
#*  JC Penney Co., Inc................................... 331,079    811,144
    John Wiley & Sons, Inc., Class A.....................  38,080  2,404,752
    John Wiley & Sons, Inc., Class B.....................   2,087    130,855
    Johnson Outdoors, Inc., Class A......................  15,583  1,263,314
*   K12, Inc.............................................  70,364  1,151,155
    KB Home..............................................  76,490  1,816,637
*   Kirkland's, Inc......................................  35,241    401,043
#   Kohl's Corp.......................................... 121,782  8,996,036
#*  Kona Grill, Inc......................................  11,299     26,270
*   Koss Corp............................................   4,404     10,878
    L Brands, Inc........................................   6,200    196,354
*   Lakeland Industries, Inc.............................   7,500    101,250
#*  Lands' End, Inc......................................  12,242    296,869
*   Laureate Education, Inc., Class A....................  17,722    262,463
    La-Z-Boy, Inc........................................  76,119  2,321,629
#   LCI Industries.......................................  27,951  2,570,094
    Lear Corp............................................  18,306  3,297,460
#   Leggett & Platt, Inc.................................  29,330  1,277,908
    Lennar Corp., Class A................................ 191,143  9,991,045
    Lennar Corp., Class B................................  10,683    461,506
#   Libbey, Inc..........................................  47,243    452,588
*   Liberty Broadband Corp., Class C.....................  46,947  3,730,878
*   Liberty Broadband Corp...............................     234     17,755
#*  Liberty Broadband Corp., Class A.....................   6,209    492,622
*   Liberty Expedia Holdings, Inc., Class A..............  57,154  2,753,108

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
CONSUMER DISCRETIONARY -- (Continued)
#*  Liberty Media Corp.-Liberty Braves, Class C..........   8,071 $  207,990
#*  Liberty Media Corp.-Liberty Braves, Class A..........   3,850     98,945
*   Liberty Media Corp.-Liberty Braves, Class B..........      93      2,553
#*  Liberty Media Corp.-Liberty Formula One, Class C.....  20,179    711,310
#*  Liberty Media Corp.-Liberty Formula One, Class A.....   9,627    322,601
*   Liberty Media Corp.-Liberty SiriusXM, Class C........  80,719  3,812,358
*   Liberty Media Corp.-Liberty SiriusXM, Class A........  38,509  1,815,314
*   Liberty Media Corp.-Liberty SiriusXM, Class B........     936     44,778
#   Liberty Tax, Inc.....................................   5,220     53,766
*   Liberty TripAdvisor Holdings, Inc., Class A.......... 152,540  2,539,791
*   Liberty TripAdvisor Holdings, Inc., Class B..........     436      7,619
    Lifetime Brands, Inc.................................  22,679    275,550
*   Lincoln Educational Services Corp....................  12,212     20,516
*   Lindblad Expeditions Holdings, Inc...................   5,561     73,628
#   Lions Gate Entertainment Corp., Class A..............  47,611  1,135,522
    Lions Gate Entertainment Corp., Class B..............  29,503    674,734
#   Lithia Motors, Inc., Class A.........................  40,814  3,634,487
#*  Live Nation Entertainment, Inc.......................  47,277  2,329,811
*   LKQ Corp.............................................  56,098  1,880,405
*   Luby's, Inc..........................................  40,905    100,217
*   Lululemon Athletica, Inc.............................  10,200  1,223,490
#*  Lumber Liquidators Holdings, Inc.....................   5,098     98,595
*   M/I Homes, Inc.......................................  42,211  1,091,576
    Macy's, Inc.......................................... 234,362  9,311,202
*   Madison Square Garden Co. (The), Class A.............  22,874  7,140,805
*   Malibu Boats, Inc., Class A..........................  15,955    599,748
    Marcus Corp. (The)...................................  21,411    825,394
    Marine Products Corp.................................  15,913    295,664
#*  MarineMax, Inc.......................................  52,012    975,225
#   Marriott Vacations Worldwide Corp....................  35,038  4,173,376
#   Mattel, Inc..........................................  39,239    622,723
*   MCBC Holdings, Inc...................................   1,012     25,260
#*  McClatchy Co. (The), Class A.........................  10,395    101,351
    McDonald's Corp......................................   2,590    408,029
#   MDC Holdings, Inc.................................... 104,839  3,044,525
#   Meredith Corp........................................  80,671  4,287,664
*   Meritage Homes Corp..................................  87,210  3,763,111
    MGM Resorts International............................ 143,547  4,503,069
*   Michael Kors Holdings, Ltd...........................  20,016  1,335,668
#*  Michaels Cos., Inc. (The)............................  20,089    410,016
*   Modine Manufacturing Co..............................  84,275  1,470,599
*   Mohawk Industries, Inc...............................  13,679  2,576,576
*   Monarch Casino & Resort, Inc.........................   5,624    268,096
#   Monro, Inc...........................................  54,014  3,643,244
#*  Motorcar Parts of America, Inc.......................  33,073    714,377
    Movado Group, Inc....................................  21,143  1,052,921
*   MSG Networks, Inc., Class A..........................  34,736    818,033
#*  Murphy USA, Inc......................................  63,703  5,047,826
    Nathan's Famous, Inc.................................   4,306    423,065
    National CineMedia, Inc..............................  29,421    243,017
*   Nautilus, Inc........................................  52,009    741,128
*   New Home Co., Inc. (The).............................   1,600     14,752
#   New Media Investment Group, Inc......................  54,228    975,562
#*  New York & Co., Inc.................................. 147,835    724,392
#   New York Times Co. (The), Class A.................... 146,290  3,627,992
    Newell Brands, Inc...................................  28,288    740,863
    News Corp., Class A.................................. 153,665  2,315,732
    News Corp., Class B..................................  65,934  1,008,790
#   Nexstar Media Group, Inc., Class A...................  74,085  5,515,628

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
CONSUMER DISCRETIONARY -- (Continued)
    Nobility Homes, Inc..................................   1,284 $   26,322
#   Nordstrom, Inc.......................................  17,604    922,626
*   Norwegian Cruise Line Holdings, Ltd..................  31,043  1,553,081
#   Nutrisystem, Inc.....................................  19,976    799,040
*   NVR, Inc.............................................     830  2,290,327
    Office Depot, Inc.................................... 924,869  2,321,421
#*  Ollie's Bargain Outlet Holdings, Inc.................  33,089  2,299,685
#   Omnicom Group, Inc...................................  20,779  1,430,219
#*  Overstock.com, Inc...................................  23,445    835,814
    Oxford Industries, Inc...............................  27,032  2,490,188
    P&F Industries, Inc., Class A........................   2,014     17,139
#   Papa John's International, Inc.......................   7,165    300,643
#*  Papa Murphy's Holdings, Inc..........................   7,233     40,360
#*  Party City Holdco, Inc...............................  19,907    313,535
    Peak Resorts, Inc....................................   5,963     29,517
*   Penn National Gaming, Inc............................  47,470  1,521,413
#   Penske Automotive Group, Inc......................... 101,131  5,279,038
*   Perry Ellis International, Inc.......................  17,492    490,476
#   PetMed Express, Inc..................................  15,853    588,622
#   Pier 1 Imports, Inc.................................. 149,137    322,136
*   Pinnacle Entertainment, Inc..........................  16,802    558,498
*   Planet Fitness, Inc., Class A........................  26,471  1,257,902
*   Playa Hotels & Resorts NV............................  81,295    844,655
#   Polaris Industries, Inc..............................   9,939  1,047,769
#   Pool Corp............................................  11,818  1,811,108
*   Potbelly Corp........................................  35,212    436,629
    PulteGroup, Inc...................................... 112,608  3,208,202
    PVH Corp.............................................  14,781  2,269,179
    QEP Co., Inc.........................................   1,500     47,700
*   Qurate Retail Group, Inc. QVC Group, Class B.........     131      2,792
*   Qurate Retail, Inc................................... 119,641  2,547,157
    Ralph Lauren Corp....................................   9,892  1,335,222
    RCI Hospitality Holdings, Inc........................  20,006    648,795
*   Reading International, Inc., Class A.................  30,798    486,608
#*  Red Lion Hotels Corp.................................  31,299    391,238
#*  Red Robin Gourmet Burgers, Inc.......................  22,908  1,083,548
    Red Rock Resorts, Inc., Class A......................   3,000    106,020
*   Regis Corp...........................................  81,685  1,426,220
#   Rent-A-Center, Inc...................................  65,105    966,158
#*  RH...................................................  10,556  1,434,138
    Rocky Brands, Inc....................................   9,423    243,585
*   Roku, Inc............................................   2,034     92,384
    Royal Caribbean Cruises, Ltd.........................  19,307  2,177,057
    Ruth's Hospitality Group, Inc........................  46,325  1,341,109
    Salem Media Group, Inc...............................  22,144    109,613
#*  Sally Beauty Holdings, Inc...........................  20,174    332,669
    Scholastic Corp......................................  52,747  2,202,715
#*  Scientific Games Corp., Class A......................  24,010  1,153,681
#*  Sears Hometown and Outlet Stores, Inc................   1,071      2,410
#*  SeaWorld Entertainment, Inc..........................  48,406  1,031,048
#*  Sequential Brands Group, Inc.........................   2,686      5,829
    Service Corp. International..........................  46,837  1,843,036
*   ServiceMaster Global Holdings, Inc...................  34,770  1,981,542
*   Shiloh Industries, Inc...............................  34,438    284,114
#   Shoe Carnival, Inc...................................  25,961    814,397
#*  Shutterfly, Inc......................................  50,979  4,193,533
#   Signet Jewelers, Ltd................................. 105,545  6,094,168
    Sinclair Broadcast Group, Inc., Class A.............. 123,400  3,183,720
#   Sirius XM Holdings, Inc.............................. 124,278    872,432

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
CONSUMER DISCRETIONARY -- (Continued)
#   Six Flags Entertainment Corp.........................  16,495 $1,071,350
*   Skechers U.S.A., Inc., Class A....................... 113,986  3,159,692
#   skyline Champion Corp................................   8,700    223,416
#*  Sleep Number Corp....................................  34,062    970,426
#   Sonic Automotive, Inc., Class A......................  62,520  1,272,282
#   Sonic Corp...........................................  18,835    662,050
*   Sotheby's............................................  58,473  3,105,501
    Speedway Motorsports, Inc............................  65,313  1,152,774
#*  Sportsman's Warehouse Holdings, Inc..................  19,810    100,833
#   Stage Stores, Inc....................................  52,572    111,978
    Standard Motor Products, Inc.........................  38,561  1,879,463
    Steven Madden, Ltd...................................  53,878  2,912,106
*   Stoneridge, Inc......................................  61,626  2,095,284
    Strategic Education, Inc.............................  16,201  1,909,126
    Strattec Security Corp...............................   6,011    198,363
#   Sturm Ruger & Co., Inc...............................  16,895    915,709
    Superior Group of Cos, Inc...........................  22,099    463,195
#   Superior Industries International, Inc...............  39,951    733,101
*   Sypris Solutions, Inc................................  17,625     25,733
#   Tailored Brands, Inc.................................  13,292    267,967
*   Tandy Leather Factory, Inc...........................  17,438    136,016
    Tapestry, Inc........................................  31,326  1,476,081
    Target Corp..........................................  52,314  4,220,694
*   Taylor Morrison Home Corp., Class A.................. 205,033  4,004,294
#   TEGNA, Inc........................................... 393,842  4,344,077
#*  Tempur Sealy International, Inc......................  13,378    653,783
    Tenneco, Inc.........................................  98,083  4,521,626
#   Texas Roadhouse, Inc.................................  39,134  2,459,181
    Thor Industries, Inc.................................  22,804  2,162,959
    Tiffany & Co.........................................  15,364  2,113,472
#   Tile Shop Holdings, Inc..............................  96,390    800,037
    Tilly's, Inc., Class A...............................   4,855     75,253
    Toll Brothers, Inc...................................  96,705  3,409,818
*   TopBuild Corp........................................  46,417  3,447,855
    Tower International, Inc.............................  46,720  1,509,056
*   Town Sports International Holdings, Inc..............  12,510    135,108
    Townsquare Media, Inc., Class A......................  18,419    119,355
    Tractor Supply Co....................................  17,500  1,365,700
*   Trans World Entertainment Corp.......................   1,500      1,412
*   TravelCenters of America LLC.........................  12,581     58,502
#*  TRI Pointe Group, Inc................................ 241,024  3,415,310
    Tribune Media Co., Class A...........................  21,486    727,301
#*  TripAdvisor, Inc.....................................  14,450    837,956
*   tronc, Inc...........................................   5,436     85,019
#*  Tuesday Morning Corp.................................  57,924    167,980
    Tupperware Brands Corp...............................   6,900    253,299
#*  Turtle Beach Corp....................................   2,487     67,622
    Twenty-First Century Fox, Inc., Class A..............  85,500  3,847,500
    Twenty-First Century Fox, Inc., Class B..............  23,700  1,052,754
#*  Ulta Salon Cosmetics & Fragrance, Inc................  10,973  2,681,691
#*  Under Armour, Inc., Class A..........................  11,332    226,300
#*  Under Armour, Inc., Class C..........................  16,884    316,406
*   Unifi, Inc...........................................  23,080    696,324
#   Unique Fabricating, Inc..............................   4,543     37,707
#*  Universal Electronics, Inc...........................  23,112    807,764
*   Universal Technical Institute, Inc...................  22,884     74,373
#*  Urban One, Inc.......................................  39,577     85,091
#*  Urban Outfitters, Inc................................ 199,203  8,844,613
*   US Auto Parts Network, Inc...........................  26,854     36,790

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
CONSUMER DISCRETIONARY -- (Continued)
#   Vail Resorts, Inc....................................   5,219 $  1,444,985
#*  Veoneer, Inc.........................................   9,213      481,840
*   Vera Bradley, Inc....................................  57,946      770,102
    VF Corp..............................................  13,052    1,201,698
#   Viacom, Inc., Class A................................   2,734       94,050
    Viacom, Inc., Class B................................  51,948    1,509,089
*   Vince Holding Corp...................................   1,700       30,107
#*  Vista Outdoor, Inc................................... 105,693    1,716,454
*   Visteon Corp.........................................  10,965    1,283,782
#*  Vitamin Shoppe, Inc..................................  47,053      392,893
*   VOXX International Corp..............................  36,528      191,772
    Walt Disney Co. (The)................................ 118,253   13,428,811
*   Weight Watchers International, Inc...................   6,975      624,472
    Wendy's Co. (The)....................................  97,555    1,627,217
    Weyco Group, Inc.....................................  11,380      396,593
#   Whirlpool Corp.......................................  17,108    2,242,859
#*  William Lyon Homes, Class A..........................  59,525    1,299,431
#   Williams-Sonoma, Inc.................................  69,966    4,092,311
    Wingstop, Inc........................................  12,474      615,592
    Winmark Corp.........................................   3,672      540,518
    Winnebago Industries, Inc............................  58,248    2,324,095
    Wolverine World Wide, Inc............................ 104,514    3,697,705
#   World Wrestling Entertainment, Inc., Class A.........   3,900      308,529
    Wyndham Destinations, Inc............................  18,662      860,691
    Wyndham Hotels & Resorts, Inc........................  22,062    1,279,596
    Wynn Resorts, Ltd....................................   2,100      350,238
*   ZAGG, Inc............................................  64,087      954,896
#*  Zumiez, Inc..........................................  45,269    1,025,343
                                                                  ------------
TOTAL CONSUMER DISCRETIONARY.............................          684,253,547
                                                                  ------------
CONSUMER STAPLES -- (3.5%)
    Alico, Inc...........................................  11,900      380,800
*   Alliance One International, Inc......................  13,912      228,157
    Andersons, Inc. (The)................................  50,619    1,784,320
    Archer-Daniels-Midland Co............................  85,990    4,149,877
#*  Avon Products, Inc................................... 150,512      239,314
#   B&G Foods, Inc....................................... 107,792    3,384,669
#*  Boston Beer Co., Inc. (The), Class A.................   5,703    1,568,040
#*  Bridgford Foods Corp.................................   4,114       56,362
    Bunge, Ltd...........................................  74,851    5,174,450
#   Calavo Growers, Inc..................................  11,046    1,021,755
*   Cal-Maine Foods, Inc.................................  51,948    2,337,660
#   Casey's General Stores, Inc..........................  17,684    1,934,276
*   CCA Industries, Inc..................................   4,700       12,925
#*  Central Garden & Pet Co..............................  20,939      903,937
*   Central Garden & Pet Co., Class A....................  61,169    2,454,100
#*  Chefs' Warehouse, Inc. (The).........................  41,680    1,123,276
#   Church & Dwight Co., Inc.............................  20,030    1,119,677
#   Coca-Cola Bottling Co. Consolidated..................   8,611    1,249,628
*   Coffee Holding Co., Inc..............................   1,900       10,355
    Conagra Brands, Inc..................................  28,395    1,042,380
    Constellation Brands, Inc., Class A..................   9,086    1,910,150
    Constellation Brands, Inc., Class B..................   1,214      240,433
    Costco Wholesale Corp................................  12,989    2,840,824
#   Coty, Inc., Class A.................................. 127,518    1,710,016
*   Craft Brew Alliance, Inc.............................  29,866      591,347
*   Crimson Wine Group, Ltd..............................   7,007       65,165
*   Darling Ingredients, Inc............................. 223,101    4,482,099
#   Dean Foods Co........................................ 171,181    1,680,997

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
CONSUMER STAPLES -- (Continued)
#*  Edgewell Personal Care Co............................  93,612 $5,041,942
    Energizer Holdings, Inc..............................  10,791    687,171
#*  Farmer Brothers Co...................................  26,744    771,564
#   Flowers Foods, Inc................................... 126,752  2,585,741
    Fresh Del Monte Produce, Inc.........................  83,647  3,036,386
    General Mills, Inc...................................  16,200    746,172
#*  Hain Celestial Group, Inc. (The).....................  60,685  1,725,881
*   Herbalife Nutrition, Ltd.............................  24,490  1,264,419
#   Hormel Foods Corp....................................  45,106  1,622,463
#*  Hostess Brands, Inc.................................. 179,953  2,521,141
#   Ingles Markets, Inc., Class A........................  23,613    702,487
    Ingredion, Inc.......................................  28,717  2,909,032
#   Inter Parfums, Inc...................................  42,188  2,539,718
    J&J Snack Foods Corp.................................  17,267  2,503,024
#   JM Smucker Co. (The).................................  25,815  2,868,563
    John B. Sanfilippo & Son, Inc........................  14,738  1,132,910
    Keurig Dr Pepper, Inc................................  17,376    417,198
#   Kraft Heinz Co. (The)................................  60,931  3,671,093
    Kroger Co. (The).....................................  45,803  1,328,287
    Lamb Weston Holdings, Inc............................   5,072    356,409
    Lancaster Colony Corp................................   8,895  1,290,042
*   Landec Corp..........................................  52,000    728,000
*   Lifevantage Corp.....................................   2,000     19,320
*   Lifeway Foods, Inc...................................  10,375     38,595
    Limoneira Co.........................................   7,417    202,187
    Mannatech, Inc.......................................   2,569     50,995
#   McCormick & Co., Inc.................................   1,064    124,786
#   McCormick & Co., Inc. Non-Voting.....................  11,755  1,381,683
#   Medifast, Inc........................................  19,819  3,402,526
    MGP Ingredients, Inc.................................  23,542  1,932,092
#   Molson Coors Brewing Co., Class A....................     534     35,778
    Molson Coors Brewing Co., Class B....................  99,795  6,686,265
    Mondelez International, Inc., Class A................  87,238  3,784,384
*   Monster Beverage Corp................................   7,200    432,144
#*  National Beverage Corp...............................   8,382    884,385
*   Natural Alternatives International, Inc..............   8,015     81,352
#*  Natural Grocers by Vitamin Cottage, Inc..............  18,156    240,930
    Natural Health Trends Corp...........................     995     23,751
*   Nature's Sunshine Products, Inc......................  20,833    164,581
    Nu Skin Enterprises, Inc., Class A...................  21,956  1,599,495
    Oil-Dri Corp. of America.............................   7,273    308,084
#*  Orchids Paper Products Co............................  13,352     67,160
*   Performance Food Group Co............................  57,521  2,062,128
    Philip Morris International, Inc.....................  34,225  2,953,617
*   Pilgrim's Pride Corp.................................  33,046    588,880
    Pinnacle Foods, Inc..................................  17,406  1,156,106
#*  Post Holdings, Inc...................................  93,010  8,050,946
#   PriceSmart, Inc......................................  41,050  3,355,837
*   Primo Water Corp.....................................  13,032    228,712
    Procter & Gamble Co. (The)........................... 116,144  9,393,727
#*  Revlon, Inc., Class A................................  14,164    220,958
#*  Rite Aid Corp........................................ 237,161    476,694
    Rocky Mountain Chocolate Factory, Inc................   5,450     55,971
*   S&W Seed Co..........................................  14,868     46,091
#   Sanderson Farms, Inc.................................  42,372  4,272,369
    Seaboard Corp........................................     535  1,946,330
*   Seneca Foods Corp., Class A..........................  12,820    345,499
*   Seneca Foods Corp., Class B..........................   1,251     35,247
#*  Smart & Final Stores, Inc............................     764      4,508

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U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
CONSUMER STAPLES -- (Continued)
    SpartanNash Co.......................................  57,409 $  1,375,520
*   Spectrum Brands Holdings, Inc........................  20,819    1,818,956
#*  Sprouts Farmers Market, Inc..........................  36,308      780,259
#*  SUPERVALU, Inc.......................................  86,809    2,805,667
#*  Tofutti Brands, Inc..................................     799        2,149
#   Tootsie Roll Industries, Inc.........................  21,692      648,591
#*  TreeHouse Foods, Inc................................. 100,369    4,766,524
    Tyson Foods, Inc., Class A...........................  47,445    2,735,204
#*  United Natural Foods, Inc............................  84,590    2,723,798
    United-Guardian, Inc.................................   1,872       34,632
    Universal Corp.......................................  44,566    3,079,511
*   US Foods Holding Corp................................  28,292      956,552
*   USANA Health Sciences, Inc...........................  19,931    2,635,875
#   Vector Group, Ltd....................................  30,366      560,253
#*  Veru, Inc............................................  14,000       27,020
#   Village Super Market, Inc., Class A..................  10,832      291,706
    Walgreens Boots Alliance, Inc........................  95,500    6,457,710
    Walmart, Inc......................................... 198,213   17,686,546
#   WD-40 Co.............................................   7,242    1,159,806
#   Weis Markets, Inc....................................  37,487    1,916,710
                                                                  ------------
TOTAL CONSUMER STAPLES...................................          193,263,734
                                                                  ------------
ENERGY -- (8.0%)
*   Abraxas Petroleum Corp............................... 116,882      303,893
    Adams Resources & Energy, Inc........................   5,276      211,040
    Anadarko Petroleum Corp..............................  33,696    2,464,862
    Andeavor............................................. 126,156   18,930,969
#*  Antero Resources Corp................................ 136,935    2,812,645
#   Apache Corp..........................................  40,827    1,878,042
*   Apergy Corp..........................................  15,561      638,001
#*  Approach Resources, Inc..............................   1,047        2,408
    Arch Coal, Inc., Class A.............................  42,873    3,626,627
    Archrock, Inc........................................ 142,597    1,946,449
*   Ardmore Shipping Corp................................   3,093       20,878
*   Aspen Aerogels, Inc..................................  32,024      162,682
    Baker Hughes a GE Co.................................  34,338    1,187,408
*   Barnwell Industries, Inc.............................   7,497       15,294
*   Basic Energy Services, Inc...........................  43,376      489,281
*   Bonanza Creek Energy, Inc............................  26,040      968,688
#   Bristow Group, Inc...................................  60,976      852,444
    Cabot Oil & Gas Corp.................................  37,044      870,534
#*  California Resources Corp............................   4,090      148,917
#*  Callon Petroleum Co.................................. 396,716    4,268,664
#*  CARBO Ceramics, Inc..................................   8,479       79,109
#*  Carrizo Oil & Gas, Inc............................... 152,570    4,299,423
#*  Centennial Resource Development, Inc., Class A.......  61,637    1,107,001
    Cheniere Energy Partners L.P. Holdings LLC...........   5,237      160,881
*   Cheniere Energy, Inc.................................   7,686      488,061
#*  Chesapeake Energy Corp...............................  21,771      102,759
    Chevron Corp......................................... 211,373   26,690,069
    Cimarex Energy Co....................................   9,239      910,965
*   Clean Energy Fuels Corp.............................. 245,782      700,479
*   Cloud Peak Energy, Inc............................... 116,678      304,530
*   CNX Resources Corp................................... 303,675    4,943,829
*   Concho Resources, Inc................................  57,925    8,448,361
    ConocoPhillips.......................................  68,719    4,959,450
*   CONSOL Energy, Inc...................................  34,779    1,447,850
#*  Contango Oil & Gas Co................................  35,331      198,207
#*  Continental Resources, Inc...........................  13,958      891,497

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
ENERGY -- (Continued)
#   Core Laboratories NV.................................   7,352 $   824,306
    CVR Energy, Inc......................................  30,742   1,207,853
*   Dawson Geophysical Co................................  28,299     221,015
#   Delek US Holdings, Inc............................... 145,995   7,784,453
#*  Denbury Resources, Inc............................... 756,391   3,411,323
    Devon Energy Corp....................................  24,417   1,099,009
#   DHT Holdings, Inc.................................... 138,015     586,564
#*  Diamond Offshore Drilling, Inc....................... 153,676   2,950,579
#   Diamondback Energy, Inc..............................  10,793   1,424,136
#*  Dorian LPG, Ltd......................................  22,238     189,023
#*  Dril-Quip, Inc.......................................  69,955   3,606,180
#*  Earthstone Energy, Inc., Class A.....................  12,216     118,984
*   Eclipse Resources Corp...............................  80,494     129,595
*   Energen Corp.........................................  14,552   1,079,467
    EnLink Midstream LLC................................. 136,122   2,171,146
#   Ensco P.L.C., Class A................................ 808,355   6,006,078
    EOG Resources, Inc...................................  28,939   3,731,395
#*  EP Energy Corp., Class A.............................  43,409      93,329
    EQT Corp.............................................  40,584   2,016,213
*   Era Group, Inc.......................................  33,238     469,653
    Evolution Petroleum Corp.............................  40,771     438,288
*   Exterran Corp........................................  54,705   1,516,423
#*  Extraction Oil & Gas, Inc............................ 205,661   3,109,594
    Exxon Mobil Corp..................................... 370,723  30,217,632
#*  Forum Energy Technologies, Inc....................... 199,336   2,621,268
#   Frank's International NV.............................  34,910     294,291
#   GasLog, Ltd..........................................  94,603   1,594,061
*   Geospace Technologies Corp...........................  16,298     229,313
*   Goodrich Petroleum Corp..............................  10,368     130,740
#   Green Plains, Inc....................................  72,737   1,207,434
    Gulf Island Fabrication, Inc.........................  22,632     204,820
*   Gulfmark Offshore, Inc...............................   1,152      43,419
*   Gulfport Energy Corp................................. 324,884   3,739,415
#*  Halcon Resources Corp................................ 226,540     885,771
    Hallador Energy Co...................................   5,968      41,836
    Halliburton Co.......................................  23,703   1,005,481
#*  Helix Energy Solutions Group, Inc.................... 274,232   2,745,062
    Helmerich & Payne, Inc...............................  52,910   3,246,029
#   Hess Corp............................................ 116,833   7,667,750
#*  HighPoint Resources Corp............................. 149,015     974,558
    HollyFrontier Corp................................... 182,118  13,582,360
#*  Hornbeck Offshore Services, Inc......................  46,873     223,115
#*  Independence Contract Drilling, Inc..................   2,791      11,248
#*  International Seaways, Inc...........................  24,292     528,837
*   ION Geophysical Corp.................................  11,700     299,520
#*  Jagged Peak Energy, Inc..............................  61,946     885,828
#*  Keane Group, Inc..................................... 124,502   1,756,723
    Kinder Morgan, Inc................................... 191,134   3,398,363
#*  Kosmos Energy, Ltd................................... 474,522   3,596,877
#*  Laredo Petroleum, Inc................................ 417,084   3,887,223
#*  Lonestar Resources US, Inc., Class A.................  20,810     191,452
#*  Mammoth Energy Services, Inc.........................  17,974     668,992
    Marathon Oil Corp.................................... 297,059   6,273,886
    Marathon Petroleum Corp..............................  79,270   6,407,394
#*  Matador Resources Co................................. 174,296   5,838,916
*   Matrix Service Co....................................  43,835     874,508
#*  McDermott International, Inc......................... 248,833   4,481,482
*   Mitcham Industries, Inc..............................  22,567      87,109
#   Murphy Oil Corp...................................... 203,591   6,771,437

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
ENERGY -- (Continued)
#   Nabors Industries, Ltd............................... 618,072 $3,696,071
    NACCO Industries, Inc., Class A......................   9,759    322,047
#   National Oilwell Varco, Inc.......................... 146,270  7,111,647
*   Natural Gas Services Group, Inc......................  24,515    541,782
*   Newfield Exploration Co..............................  91,865  2,638,363
#*  Newpark Resources, Inc............................... 198,215  2,190,276
#*  Noble Corp. P.L.C.................................... 439,313  2,565,588
    Noble Energy, Inc.................................... 216,564  7,815,795
#   Nordic American Offshore, Ltd........................   1,373      1,510
#   Nordic American Tankers, Ltd.........................  27,665     62,246
#*  Nuverra Environmental Solutions, Inc.................     879     10,460
#*  Oasis Petroleum, Inc................................. 464,380  5,674,724
    Occidental Petroleum Corp............................  47,367  3,975,512
#   Oceaneering International, Inc....................... 185,467  5,074,377
#*  Oil States International, Inc........................ 112,762  3,935,394
    ONEOK, Inc...........................................  18,514  1,304,126
*   Overseas Shipholding Group, Inc., Class A............   5,822     20,959
#*  Pacific Ethanol, Inc.................................  56,060    163,976
    Panhandle Oil and Gas, Inc., Class A.................  27,323    557,389
*   Par Pacific Holdings, Inc............................  67,216  1,176,952
*   Parker Drilling Co...................................  11,329     52,113
*   Parsley Energy, Inc., Class A........................  31,722    997,022
#   Patterson-UTI Energy, Inc............................ 199,887  3,438,056
    PBF Energy, Inc., Class A............................ 188,703  8,812,430
*   PDC Energy, Inc......................................  74,912  4,717,958
    Peabody Energy Corp.................................. 139,564  5,930,074
#*  Penn Virginia Corp...................................  16,635  1,405,990
*   PHI, Inc.............................................   1,053      9,372
*   PHI, Inc. Non-Voting.................................  19,300    160,383
    Phillips 66..........................................  24,696  3,046,005
*   Pioneer Energy Services Corp......................... 143,807    474,563
    Pioneer Natural Resources Co.........................   8,802  1,665,955
#*  ProPetro Holding Corp................................  51,450    845,838
*   QEP Resources, Inc................................... 427,548  4,442,224
#   Range Resources Corp................................. 221,974  3,425,059
#*  Renewable Energy Group, Inc..........................  90,120  1,536,546
*   REX American Resources Corp..........................  10,443    804,111
*   RigNet, Inc..........................................  21,824    268,435
#*  Ring Energy, Inc.....................................  82,748  1,022,765
#*  Rowan Cos. P.L.C., Class A........................... 229,448  3,322,407
#   RPC, Inc.............................................  21,678    320,834
*   SandRidge Energy, Inc................................  11,543    188,382
    Schlumberger, Ltd....................................  74,956  5,061,029
#   Scorpio Tankers, Inc................................. 571,470  1,228,661
#*  SEACOR Holdings, Inc.................................  33,680  1,777,294
#*  SEACOR Marine Holdings, Inc..........................  35,590    900,427
#*  Select Energy Services, Inc., Class A................  47,597    727,282
#   SemGroup Corp., Class A.............................. 144,739  3,640,186
#   Ship Finance International, Ltd...................... 105,621  1,536,786
*   SilverBow Resources, Inc.............................   3,014     91,837
#   SM Energy Co......................................... 198,081  5,449,208
#*  Smart Sand, Inc......................................   8,117     47,079
*   Southwestern Energy Co............................... 299,209  1,537,934
#*  SRC Energy, Inc...................................... 439,706  4,977,472
#*  Superior Energy Services, Inc........................ 279,363  2,748,932
*   Talos Energy, Inc....................................  25,953    963,894
    Targa Resources Corp.................................  39,358  2,010,013
    TechnipFMC P.L.C.....................................  93,186  3,033,204
#   Teekay Corp..........................................  35,340    246,320

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U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
ENERGY -- (Continued)
    Teekay Tankers, Ltd., Class A........................ 107,540 $    102,002
*   TETRA Technologies, Inc.............................. 260,471    1,122,630
#*  Transocean, Ltd...................................... 499,314    6,426,171
#*  Ultra Petroleum Corp.................................  13,806       24,437
*   Unit Corp............................................  93,695    2,333,006
#   US Silica Holdings, Inc.............................. 150,062    4,045,672
    Valero Energy Corp................................... 104,590   12,378,226
*   W&T Offshore, Inc....................................  11,435       79,359
*   Whiting Petroleum Corp............................... 160,947    7,991,019
#*  WildHorse Resource Development Corp..................  86,929    1,906,353
    Williams Cos., Inc. (The)............................  21,384      636,174
    World Fuel Services Corp............................. 124,688    3,470,067
*   WPX Energy, Inc...................................... 412,369    7,740,166
                                                                  ------------
TOTAL ENERGY.............................................          438,289,509
                                                                  ------------
FINANCIALS -- (22.9%)
#   1st Constitution Bancorp.............................  11,570      257,432
    1st Source Corp......................................  41,442    2,343,960
#   Access National Corp.................................  14,788      410,811
    ACNB Corp............................................   7,905      271,141
    Affiliated Managers Group, Inc.......................   6,030      964,860
    Aflac, Inc........................................... 101,122    4,706,218
    Alleghany Corp.......................................   7,298    4,592,412
    Allstate Corp. (The).................................  41,222    3,921,037
    Ally Financial, Inc.................................. 307,805    8,236,862
    A-Mark Precious Metals, Inc..........................   6,646       88,724
*   Ambac Financial Group, Inc...........................  50,082    1,022,674
    American Equity Investment Life Holding Co........... 158,798    5,673,853
    American Express Co..................................  75,579    7,521,622
    American Financial Group, Inc........................  65,817    7,416,918
    American International Group, Inc....................  72,521    4,003,884
    American National Bankshares, Inc....................   9,865      397,559
    American National Insurance Co.......................  21,575    2,782,959
    American River Bankshares............................   1,900       29,735
    Ameriprise Financial, Inc............................  16,002    2,331,011
    Ameris Bancorp.......................................  57,488    2,678,941
    AMERISAFE, Inc.......................................  26,331    1,653,587
    AmeriServ Financial, Inc.............................  15,921       69,256
#   Ames National Corp...................................  13,390      421,115
#   AmTrust Financial Services, Inc...................... 170,278    2,465,625
*   Arch Capital Group, Ltd.............................. 174,912    5,345,311
    Argo Group International Holdings, Ltd...............  60,182    3,764,384
    Arrow Financial Corp.................................  21,236      821,833
    Arthur J Gallagher & Co..............................  14,066    1,003,609
#   Artisan Partners Asset Management, Inc., Class A.....   6,265      215,829
    Aspen Insurance Holdings, Ltd........................ 106,184    4,295,143
    Associated Banc-Corp................................. 200,740    5,419,980
#   Associated Capital Group, Inc., Class A..............   1,114       41,497
    Assurant, Inc........................................  44,325    4,889,047
    Assured Guaranty, Ltd................................ 157,480    6,129,122
    Asta Funding, Inc....................................   1,515        4,697
*   Athene Holding, Ltd., Class A........................   5,795      265,817
    Atlantic American Corp...............................   5,179       13,206
*   Atlantic Capital Bancshares, Inc.....................   1,300       23,205
*   Atlanticus Holdings Corp.............................  19,831       45,611
*   Atlas Financial Holdings, Inc........................   7,199       60,832
#   Auburn National Bancorporation, Inc..................   2,722      131,990
    Axis Capital Holdings, Ltd...........................  79,742    4,510,208
#   Banc of California, Inc..............................  63,815    1,276,300

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CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
    BancFirst Corp.......................................    43,213 $ 2,683,527
#   Bancorp of New Jersey, Inc...........................     4,828      82,557
*   Bancorp, Inc. (The)..................................    89,555     869,579
    BancorpSouth Bank....................................   135,396   4,454,528
    Bank of America Corp................................. 1,187,298  36,663,762
    Bank of Commerce Holdings............................    11,986     149,825
#   Bank of Hawaii Corp..................................    35,363   2,846,368
    Bank of Marin Bancorp................................     4,067     361,353
    Bank of New York Mellon Corp. (The)..................    96,445   5,156,914
    Bank of NT Butterfield & Son, Ltd. (The).............    84,854   4,196,879
#   Bank of South Carolina Corp..........................     3,898      79,714
#   Bank OZK.............................................    52,678   2,154,530
    BankFinancial Corp...................................    35,242     589,951
    BankUnited, Inc......................................   112,600   4,375,636
    Bankwell Financial Group, Inc........................     2,731      88,758
    Banner Corp..........................................    55,096   3,469,395
    Bar Harbor Bankshares................................    13,876     401,988
    BB&T Corp............................................    90,953   4,621,322
    BCB Bancorp, Inc.....................................     9,093     135,486
    Beneficial Bancorp, Inc..............................   123,057   1,999,676
*   Berkshire Bancorp, Inc...............................     2,025      26,426
*   Berkshire Hathaway, Inc., Class B....................    74,442  14,729,839
    Berkshire Hills Bancorp, Inc.........................    79,236   3,216,982
    BGC Partners, Inc., Class A..........................   127,988   1,374,591
    BlackRock, Inc.......................................     6,183   3,108,565
*   Blucora, Inc.........................................    51,074   1,774,821
#   Blue Capital Reinsurance Holdings, Ltd...............     6,927      77,236
    Blue Hills Bancorp, Inc..............................     4,202      92,024
#*  BofI Holding, Inc....................................    98,136   3,829,267
    BOK Financial Corp...................................    55,430   5,395,002
    Boston Private Financial Holdings, Inc...............   156,144   2,248,474
    Bridge Bancorp, Inc..................................    11,359     406,652
*   Brighthouse Financial, Inc...........................     9,850     427,785
    BrightSphere Investment Group P.L.C..................     3,415      48,664
    Brookline Bancorp, Inc...............................   141,722   2,579,340
    Brown & Brown, Inc...................................    66,848   1,955,972
    Bryn Mawr Bank Corp..................................    34,022   1,661,975
*   BSB Bancorp, Inc.....................................     4,441     149,662
    C&F Financial Corp...................................     4,203     262,687
#   Cadence BanCorp......................................    64,627   1,759,793
    California First National Bancorp....................     6,388     108,277
#   Cambridge Bancorp....................................     2,984     268,411
    Camden National Corp.................................    23,734   1,094,137
*   Cannae Holdings, Inc.................................   110,610   2,018,632
    Capital City Bank Group, Inc.........................    23,672     573,336
    Capital One Financial Corp...........................    70,527   6,652,107
    Capitol Federal Financial, Inc.......................   263,225   3,440,351
#*  Capstar Financial Holdings, Inc......................       649      11,617
    Carolina Financial Corp..............................    21,919     915,118
    Cathay General Bancorp...............................    99,933   4,156,213
    Cboe Global Markets, Inc.............................    12,636   1,227,335
    CenterState Banks Corp...............................   143,191   3,973,550
    Central Pacific Financial Corp.......................    40,925   1,127,893
    Central Valley Community Bancorp.....................       800      17,192
    Century Bancorp, Inc., Class A.......................     6,365     492,333
    Charles Schwab Corp. (The)...........................    31,812   1,624,321
    Charter Financial Corp...............................     6,705     151,466
    Chemical Financial Corp..............................    74,929   4,255,967
    Chemung Financial Corp...............................     3,294     148,098

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
    Chubb, Ltd...........................................  31,930 $ 4,461,260
    Cincinnati Financial Corp............................  74,578   5,640,334
    CIT Group, Inc.......................................  91,315   4,833,303
    Citigroup, Inc....................................... 312,527  22,467,566
    Citizens & Northern Corp.............................   5,780     156,522
    Citizens Community Bancorp, Inc......................   1,908      26,712
    Citizens Financial Group, Inc........................  77,552   3,085,019
    Citizens First Corp..................................   1,000      26,050
    Citizens Holding Co..................................   2,806      64,678
#*  Citizens, Inc........................................  46,149     365,039
    City Holding Co......................................  22,994   1,850,557
#   Civista Bancshares, Inc..............................   2,568      63,507
    CME Group, Inc.......................................  15,514   2,468,588
    CNA Financial Corp...................................  18,368     859,255
    CNB Financial Corp...................................  15,777     489,245
    CNO Financial Group, Inc............................. 235,316   4,788,681
#*  Coastway Bancorp, Inc................................   3,854     106,756
    CoBiz Financial, Inc.................................  68,937   1,509,720
    Codorus Valley Bancorp, Inc..........................   7,628     238,222
#   Cohen & Steers, Inc..................................  17,936     751,339
    Colony Bankcorp, Inc.................................   4,899      81,078
    Columbia Banking System, Inc......................... 124,609   5,100,246
    Comerica, Inc........................................  68,272   6,618,288
    Commerce Bancshares, Inc.............................  56,638   3,783,418
    Commercial National Financial Corp...................   1,413      32,711
#   Community Bank System, Inc...........................  81,758   5,171,193
#*  Community Bankers Trust Corp.........................  27,841     264,489
    Community Financial Corp. (The)......................   6,638     230,803
*   Community First Bancshares, Inc......................   1,900      21,945
    Community Trust Bancorp, Inc.........................  30,921   1,509,718
    Community West Bancshares............................   2,000      24,100
    ConnectOne Bancorp, Inc..............................  53,471   1,326,081
*   Consumer Portfolio Services, Inc.....................  49,069     164,381
    County Bancorp, Inc..................................   8,099     214,138
#*  Cowen, Inc...........................................  18,912     296,918
    Crawford & Co., Class A..............................  58,663     497,462
    Crawford & Co., Class B..............................  38,504     328,054
#*  Credit Acceptance Corp...............................   7,829   3,003,204
    Cullen/Frost Bankers, Inc............................  12,327   1,362,010
*   Customers Bancorp, Inc...............................  54,412   1,385,874
#   CVB Financial Corp................................... 149,206   3,569,008
    Diamond Hill Investment Group, Inc...................   1,612     309,085
    Dime Community Bancshares, Inc.......................  69,392   1,193,542
    Discover Financial Services..........................  40,887   2,919,741
    DNB Financial Corp...................................   5,244     176,723
    Donegal Group, Inc., Class A.........................  33,114     483,796
    Donegal Group, Inc., Class B.........................   3,821      48,909
*   Donnelley Financial Solutions, Inc...................  38,093     792,334
*   E*TRADE Financial Corp...............................  65,456   3,914,923
    Eagle Bancorp Montana, Inc...........................   7,714     146,952
*   Eagle Bancorp, Inc...................................  45,698   2,469,977
    East West Bancorp, Inc...............................  31,233   2,022,024
    Eaton Vance Corp.....................................  25,477   1,353,593
#*  eHealth, Inc.........................................  26,031     617,976
    Elmira Savings Bank..................................   1,680      34,272
    EMC Insurance Group, Inc.............................  22,745     608,884
#   Emclaire Financial Corp..............................     300      11,295
    Employers Holdings, Inc..............................  57,548   2,673,105
#*  Encore Capital Group, Inc............................  42,505   1,534,430

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U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
FINANCIALS -- (Continued)
*   Enova International, Inc.............................  74,883 $2,321,373
*   Enstar Group, Ltd....................................  15,614  3,375,747
*   Entegra Financial Corp...............................   3,049     88,878
    Enterprise Bancorp, Inc..............................   6,505    247,125
    Enterprise Financial Services Corp...................  39,852  2,241,675
*   Equity Bancshares, Inc., Class A.....................   6,927    280,543
    Erie Indemnity Co., Class A..........................   7,683    954,536
    ESSA Bancorp, Inc....................................  11,606    182,214
*   Essent Group, Ltd....................................  21,349    819,802
    Evans Bancorp, Inc...................................   4,676    219,071
    Evercore, Inc., Class A..............................  16,187  1,829,131
    Everest Re Group, Ltd................................  19,038  4,156,947
#*  EZCORP, Inc., Class A................................  98,159  1,123,921
#   FactSet Research Systems, Inc........................   5,700  1,147,752
    Farmers & Merchants Bancorp, Inc.....................   1,953     91,088
    Farmers Capital Bank Corp............................   7,021    395,282
    Farmers National Banc Corp...........................  11,178    178,569
    Fauquier Bankshares, Inc.............................     840     18,312
    FB Financial Corp....................................  33,641  1,431,761
    FBL Financial Group, Inc., Class A...................  32,494  2,654,760
*   FCB Financial Holdings, Inc., Class A................  76,445  3,898,695
    Federal Agricultural Mortgage Corp., Class A.........     987     84,053
    Federal Agricultural Mortgage Corp., Class C.........  14,716  1,387,572
#   Federated Investors, Inc., Class B................... 166,679  4,033,632
    FedNat Holding Co....................................  25,970    605,101
#   Fidelity D&D Bancorp, Inc............................      50      3,148
    Fidelity National Financial, Inc..................... 112,139  4,541,629
    Fidelity Southern Corp...............................  45,214  1,081,971
    Fifth Third Bancorp.................................. 175,658  5,197,720
    Financial Institutions, Inc..........................  27,038    857,105
*   First Acceptance Corp................................  27,407     30,696
    First American Financial Corp........................ 149,802  8,388,912
    First Bancorp........................................  51,514  2,133,710
*   First BanCorp........................................ 376,044  3,091,082
    First Bancorp, Inc...................................  11,947    364,383
*   First Bancshares, Inc................................     700     11,200
    First Bancshares, Inc. (The).........................   1,495     57,632
    First Bank...........................................  10,678    151,094
    First Busey Corp.....................................  84,251  2,672,442
    First Business Financial Services, Inc...............  11,680    277,517
    First Capital, Inc...................................   2,700    102,789
    First Citizens BancShares, Inc., Class A.............  11,878  4,832,208
    First Commonwealth Financial Corp.................... 172,895  2,916,739
    First Community Bancshares, Inc......................  24,930    810,973
#   First Community Corp.................................  10,126    250,618
    First Connecticut Bancorp, Inc.......................   6,493    201,932
    First Defiance Financial Corp........................  25,202    810,496
    First Financial Bancorp.............................. 175,079  5,313,648
#   First Financial Bankshares, Inc......................  50,081  2,834,585
    First Financial Corp.................................  12,972    666,761
    First Financial Northwest, Inc.......................  19,410    342,781
*   First Foundation, Inc................................  23,341    366,921
    First Hawaiian, Inc..................................  10,800    305,208
    First Horizon National Corp.......................... 423,869  7,583,016
    First Internet Bancorp...............................     700     22,260
    First Interstate BancSystem, Inc., Class A...........  58,424  2,520,996
    First Merchants Corp.................................  88,201  4,163,087
    First Mid-Illinois Bancshares, Inc...................     574     23,138
    First Midwest Bancorp, Inc........................... 189,740  5,060,366

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
*   First Northwest Bancorp..............................   7,066 $   114,328
    First of Long Island Corp. (The).....................  12,079     263,322
#   First Republic Bank..................................  17,944   1,773,944
#   First Savings Financial Group, Inc...................   2,168     150,134
    First United Corp....................................   7,908     147,880
    First US Bancshares, Inc.............................   1,708      19,147
    FirstCash, Inc.......................................  64,343   5,224,652
*   Flagstar Bancorp, Inc................................  99,715   3,395,296
    Flushing Financial Corp..............................  50,798   1,274,014
#   FNB Corp............................................. 386,279   4,955,960
#*  Franklin Financial Network, Inc......................  14,932     584,588
    Franklin Resources, Inc..............................  27,478     943,045
    FS Bancorp, Inc......................................   2,648     162,508
    Fulton Financial Corp................................ 271,295   4,706,968
#   GAIN Capital Holdings, Inc...........................  67,493     459,627
    GAINSCO, Inc.........................................   1,497      33,683
    GAMCO Investors, Inc., Class A.......................   4,141     101,413
*   Genworth Financial, Inc., Class A.................... 299,377   1,377,134
#   German American Bancorp, Inc.........................  34,125   1,250,340
#   Glacier Bancorp, Inc.................................  78,578   3,355,281
    Global Indemnity, Ltd................................  19,269     785,212
    Goldman Sachs Group, Inc. (The)......................  44,550  10,577,506
#*  Great Elm Capital Group, Inc.........................  15,079      49,007
    Great Southern Bancorp, Inc..........................  23,572   1,391,927
    Great Western Bancorp, Inc........................... 103,477   4,330,512
    Green Bancorp, Inc...................................  60,250   1,464,075
*   Green Dot Corp., Class A.............................  36,636   2,905,968
#   Greenhill & Co., Inc.................................  10,704     350,021
#*  Greenlight Capital Re, Ltd., Class A.................  53,491     780,969
    Guaranty Bancorp.....................................  36,241   1,089,042
    Guaranty Federal Bancshares, Inc.....................   2,787      69,396
*   Hallmark Financial Services, Inc.....................  29,577     312,333
    Hamilton Lane, Inc., Class A.........................   3,134     153,472
    Hancock Whitney Corp................................. 128,012   6,432,603
    Hanmi Financial Corp.................................  55,564   1,391,878
    Hanover Insurance Group, Inc. (The)..................  59,753   7,494,221
#*  HarborOne Bancorp, Inc...............................   5,364      98,429
    Harleysville Financial Corp..........................   2,920      72,434
    Hartford Financial Services Group, Inc. (The)........ 171,851   9,056,548
    Hawthorn Bancshares, Inc.............................   6,006     130,630
#   HCI Group, Inc.......................................  23,797   1,018,274
#   Heartland Financial USA, Inc.........................  51,429   3,021,454
    Hennessy Advisors, Inc...............................  11,032     172,651
    Heritage Commerce Corp...............................  61,723     940,041
#   Heritage Financial Corp..............................  59,288   2,078,044
    Hilltop Holdings, Inc................................ 181,844   3,782,355
    Hingham Institution for Savings......................   1,835     405,663
*   HMN Financial, Inc...................................   2,450      50,838
    Home Bancorp, Inc....................................   7,010     319,586
    Home BancShares, Inc................................. 170,735   3,959,345
*   HomeStreet, Inc......................................  29,878     884,389
*   HomeTrust Bancshares, Inc............................   9,675     281,542
#   Hope Bancorp, Inc.................................... 243,506   4,086,031
    HopFed Bancorp, Inc..................................   4,907      80,720
    Horace Mann Educators Corp...........................  54,004   2,359,975
    Horizon Bancorp, inc.................................  42,375     890,299
    Houlihan Lokey, Inc..................................  26,633   1,309,278
*   Howard Bancorp, Inc..................................  11,958     192,524
    Huntington Bancshares, Inc........................... 483,898   7,471,385

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
    IBERIABANK Corp......................................  65,083 $ 5,408,397
    IF Bancorp, Inc......................................     779      18,976
    Independence Holding Co..............................  10,338     359,245
#   Independent Bank Corp................................  43,511   3,846,372
    Independent Bank Corp................................  35,103     860,023
    Independent Bank Group, Inc..........................  52,501   3,522,817
    Interactive Brokers Group, Inc., Class A.............  78,762   4,714,693
    Intercontinental Exchange, Inc.......................  33,150   2,450,116
    International Bancshares Corp........................ 118,525   5,268,436
*   INTL. FCStone, Inc...................................  30,647   1,642,373
    Invesco, Ltd......................................... 171,277   4,622,766
    Investar Holding Corp................................   8,973     240,476
#   Investment Technology Group, Inc.....................  53,366   1,182,057
    Investors Bancorp, Inc............................... 401,537   5,027,243
    Investors Title Co...................................   1,606     307,388
    James River Group Holdings, Ltd......................  50,397   2,085,932
#   Janus Henderson Group P.L.C..........................  97,469   3,172,616
    Jefferies Financial Group, Inc....................... 156,313   3,790,590
    JPMorgan Chase & Co.................................. 550,713  63,304,459
    Kearny Financial Corp................................ 177,748   2,550,684
    Kemper Corp.......................................... 102,089   8,146,702
    Kentucky First Federal Bancorp.......................   2,320      19,372
    KeyCorp.............................................. 148,139   3,091,661
    Kingstone Cos., Inc..................................   8,849     144,681
    Kinsale Capital Group, Inc...........................     415      24,578
    Ladenburg Thalmann Financial Services, Inc...........  58,776     199,251
    Lake Shore Bancorp, Inc..............................       2          34
    Lakeland Bancorp, Inc................................  78,579   1,524,433
    Lakeland Financial Corp..............................  37,698   1,827,976
    Landmark Bancorp, Inc................................   3,777     106,965
    Lazard, Ltd., Class A................................  10,984     596,431
    LCNB Corp............................................  12,830     238,638
#   LegacyTexas Financial Group, Inc.....................  82,173   3,601,643
    Legg Mason, Inc...................................... 112,058   3,824,540
#*  LendingClub Corp..................................... 731,825   3,015,119
#*  LendingTree, Inc.....................................   3,231     771,563
#*  Limestone Bancorp, Inc...............................     755      11,778
    Lincoln National Corp................................ 111,851   7,617,053
#   Live Oak Bancshares, Inc.............................  37,813   1,075,780
    Loews Corp........................................... 114,074   5,792,678
    LPL Financial Holdings, Inc..........................  43,478   2,882,157
    M&T Bank Corp........................................  13,270   2,300,354
    Macatawa Bank Corp...................................  44,823     549,978
    Mackinac Financial Corp..............................   7,896     130,284
*   Magyar Bancorp, Inc..................................   1,971      25,327
    Maiden Holdings, Ltd................................. 161,297   1,403,284
*   Malvern Bancorp, Inc.................................   8,476     209,781
*   Markel Corp..........................................   5,644   6,603,480
#   MarketAxess Holdings, Inc............................   5,724   1,109,139
    Marlin Business Services Corp........................  19,551     602,171
    MB Financial, Inc.................................... 103,287   5,004,255
#*  MBIA, Inc............................................ 246,439   2,526,000
    MBT Financial Corp...................................  25,774     293,824
    Mercantile Bank Corp.................................  20,583     731,108
#   Mercury General Corp.................................  99,210   5,102,370
    Meridian Bancorp, Inc................................  95,400   1,745,820
#   Meta Financial Group, Inc............................  16,458   1,472,168
    MetLife, Inc.........................................  56,717   2,594,236
*   MGIC Investment Corp.................................  70,927     885,169

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
FINANCIALS -- (Continued)
#   Mid Penn Bancorp, Inc................................   1,913 $   62,746
    Middlefield Banc Corp................................   4,043    204,980
#   Midland States Bancorp, Inc..........................   2,248     75,713
#   MidSouth Bancorp, Inc................................  14,138    200,053
    MidWestOne Financial Group, Inc......................   7,774    250,012
*   MMA Capital Management LLC...........................   6,820    181,412
    Moelis & Co., Class A................................  11,024    701,126
    Morgan Stanley....................................... 171,784  8,685,399
    Morningstar, Inc.....................................   4,010    529,320
    MSB Financial Corp...................................   2,950     63,130
    MSCI, Inc............................................  18,036  2,997,403
    MutualFirst Financial, Inc...........................   8,871    340,646
#   MVB Financial Corp...................................   6,627    109,346
    Nasdaq, Inc..........................................  37,150  3,395,510
    National Bank Holdings Corp., Class A................  52,346  2,071,855
#   National Bankshares, Inc.............................   7,663    362,077
*   National Commerce Corp...............................   3,462    150,943
    National General Holdings Corp....................... 153,736  4,240,039
    National Western Life Group, Inc., Class A...........   4,031  1,306,044
    Navient Corp......................................... 403,499  5,330,222
    Navigators Group, Inc. (The).........................  53,272  3,214,965
#   NBT Bancorp, Inc.....................................  76,508  3,078,682
    Nelnet, Inc., Class A................................  55,598  3,268,050
#   New York Community Bancorp, Inc...................... 206,831  2,227,570
>>  NewStar Financial, Inc...............................  48,901     24,073
*   NI Holdings, Inc.....................................   7,809    130,566
*   Nicholas Financial, Inc..............................   8,092     74,446
*   NMI Holdings, Inc., Class A.......................... 105,560  2,206,204
#   Northeast Bancorp....................................   1,342     28,786
    Northeast Community Bancorp, Inc.....................  10,523    115,963
    Northern Trust Corp..................................  25,106  2,742,077
    Northfield Bancorp, Inc..............................  88,208  1,469,545
    Northrim BanCorp, Inc................................   8,737    352,101
#   Northwest Bancshares, Inc............................ 199,334  3,591,999
    Norwood Financial Corp...............................   2,461     92,534
#   Oak Valley Bancorp...................................   2,523     55,329
    OceanFirst Financial Corp............................  79,565  2,320,911
#   Oconee Federal Financial Corp........................   1,780     48,434
*   Ocwen Financial Corp.................................  44,269    176,191
    OFG Bancorp..........................................  84,358  1,404,561
#   Ohio Valley Banc Corp................................   2,002     97,898
    Old Line Bancshares, Inc.............................   8,638    296,111
    Old National Bancorp................................. 272,745  5,304,890
    Old Point Financial Corp.............................   4,109    119,120
    Old Republic International Corp...................... 290,533  6,191,258
    Old Second Bancorp, Inc..............................  17,178    266,259
*   On Deck Capital, Inc.................................  49,334    337,445
*   OneMain Holdings, Inc................................  41,402  1,376,616
    Oppenheimer Holdings, Inc., Class A..................   9,819    290,151
    Opus Bank............................................  50,808  1,437,866
    Oritani Financial Corp...............................  71,372  1,141,952
    Orrstown Financial Services, Inc.....................  10,925    287,327
*   Pacific Mercantile Bancorp...........................  29,591    289,992
#*  Pacific Premier Bancorp, Inc.........................  80,823  2,990,451
    PacWest Bancorp...................................... 107,112  5,379,165
#   Park National Corp...................................  20,391  2,233,222
    Parke Bancorp, Inc...................................  10,471    247,116
    Pathfinder Bancorp, Inc..............................   1,218     18,635
#   Patriot National Bancorp, Inc........................     150      2,978

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
FINANCIALS -- (Continued)
#   PB Bancorp, Inc......................................   5,000 $   55,500
    Peapack Gladstone Financial Corp.....................  30,812  1,013,099
    Penns Woods Bancorp, Inc.............................   5,950    271,320
*   PennyMac Financial Services, Inc., Class A...........  43,308    829,348
#   Peoples Bancorp of North Carolina, Inc...............   3,626    113,820
    Peoples Bancorp, Inc.................................  30,429  1,102,138
    Peoples Financial Corp...............................   2,200     30,360
    People's United Financial, Inc....................... 175,377  3,197,123
    People's Utah Bancorp................................   6,750    245,362
*   PHH Corp.............................................  89,791    976,028
#   Pinnacle Financial Partners, Inc.....................  64,404  4,025,250
    Piper Jaffray Cos....................................  25,441  1,967,861
    PJT Partners, Inc., Class A..........................   2,999    180,570
    Plumas Bancorp.......................................   5,164    142,268
    PNC Financial Services Group, Inc. (The).............  54,544  7,899,608
    Poage Bankshares, Inc................................   1,106     28,701
    Popular, Inc......................................... 116,807  5,797,131
#*  PRA Group, Inc.......................................  80,154  3,142,037
#   Preferred Bank.......................................  21,028  1,308,783
    Premier Financial Bancorp, Inc.......................  15,572    296,024
    Primerica, Inc.......................................  65,640  7,535,472
    Principal Financial Group, Inc....................... 157,281  9,134,880
    ProAssurance Corp....................................  94,268  3,893,268
    Progressive Corp. (The)..............................  31,737  1,904,537
#   Prosperity Bancshares, Inc...........................  75,164  5,272,755
    Protective Insurance Corp., Class B..................  13,262    309,668
    Protective Insurance Corp., Class A..................   1,285     29,812
*   Provident Bancorp, Inc...............................   7,653    210,075
    Provident Financial Holdings, Inc....................   9,638    178,785
    Provident Financial Services, Inc.................... 116,050  2,963,917
    Prudential Bancorp, Inc..............................  10,382    196,739
    Prudential Financial, Inc............................  51,996  5,246,916
    Pzena Investment Management, Inc., Class A...........   5,580     54,405
    QCR Holdings, Inc....................................  12,266    532,958
    Radian Group, Inc.................................... 128,091  2,452,943
*   Randolph Bancorp, Inc................................   4,141     68,327
    Raymond James Financial, Inc.........................  30,435  2,787,542
*   Regional Management Corp.............................  18,576    616,166
    Regions Financial Corp............................... 533,364  9,925,904
    Reinsurance Group of America, Inc....................  31,131  4,405,036
    RenaissanceRe Holdings, Ltd..........................  40,926  5,396,093
    Renasant Corp........................................  87,170  3,894,756
    Republic Bancorp, Inc., Class A......................  22,425  1,073,485
#*  Republic First Bancorp, Inc..........................  23,426    185,065
    Riverview Bancorp, Inc...............................  26,707    243,034
#   RLI Corp.............................................  42,740  3,195,242
    S&T Bancorp, Inc.....................................  60,545  2,709,994
*   Safeguard Scientifics, Inc...........................  42,737    487,202
    Safety Insurance Group, Inc..........................  26,070  2,388,012
    Salisbury Bancorp, Inc...............................   1,317     57,816
    Sandy Spring Bancorp, Inc............................  54,273  2,122,617
    Santander Consumer USA Holdings, Inc................. 106,437  2,047,848
    SB Financial Group, Inc..............................   3,742     74,092
#   SB One Bancorp.......................................   5,249    150,384
#*  Seacoast Banking Corp. of Florida....................  28,233    827,509
*   Security National Financial Corp., Class A...........   7,168     36,915
    SEI Investments Co...................................  12,500    749,250
#*  Select Bancorp, Inc..................................  17,436    226,842
#   Selective Insurance Group, Inc.......................  79,093  4,729,761

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
FINANCIALS -- (Continued)
#   ServisFirst Bancshares, Inc..........................  57,776 $2,441,036
    Severn Bancorp, Inc..................................   9,402     80,857
    Shore Bancshares, Inc................................  10,297    198,938
    SI Financial Group, Inc..............................  15,503    216,267
*   Siebert Financial Corp...............................   9,193    137,068
    Sierra Bancorp.......................................  20,552    607,106
*   Signature Bank.......................................  12,140  1,331,879
    Silvercrest Asset Management Group, Inc., Class A....   7,061    123,214
    Simmons First National Corp., Class A................ 162,119  4,831,146
*   SLM Corp............................................. 282,090  3,184,796
#*  SmartFinancial, Inc..................................   1,103     28,347
    Sound Financial Bancorp, Inc.........................   1,602     63,359
    South State Corp.....................................  57,182  4,786,133
*   Southern First Bancshares, Inc.......................   8,205    360,610
    Southern Missouri Bancorp, Inc.......................   3,268    129,544
    Southern National Bancorp of Virginia, Inc...........  12,089    212,041
    Southside Bancshares, Inc............................  60,990  2,091,347
    Southwest Georgia Financial Corp.....................   1,854     43,235
#   State Auto Financial Corp............................  45,816  1,481,689
    State Bank Financial Corp............................  54,800  1,723,460
    State Street Corp....................................  29,032  2,563,816
#   Sterling Bancorp..................................... 377,574  8,382,143
    Stewardship Financial Corp...........................   1,829     19,753
    Stewart Information Services Corp....................  40,609  1,845,273
    Stifel Financial Corp................................  65,845  3,630,035
    Stock Yards Bancorp, Inc.............................  32,058  1,223,013
    Summit Financial Group, Inc..........................   3,088     79,053
    Summit State Bank....................................   4,239     66,128
    SunTrust Banks, Inc..................................  56,151  4,046,803
*   SVB Financial Group..................................  12,485  3,843,882
    Synchrony Financial.................................. 101,137  2,926,905
    Synovus Financial Corp............................... 138,699  6,854,505
    T Rowe Price Group, Inc..............................  20,541  2,446,022
    TCF Financial Corp................................... 287,991  7,231,454
    TD Ameritrade Holding Corp...........................  15,702    897,369
    Territorial Bancorp, Inc.............................  16,191    493,825
    Teton Advisors, Inc., Class A........................      39      1,970
*   Texas Capital Bancshares, Inc........................  47,214  4,287,031
#   TFS Financial Corp...................................  44,220    673,028
*   Third Point Reinsurance, Ltd......................... 112,123  1,412,750
    Timberland Bancorp, Inc..............................   6,154    222,898
    Tiptree, Inc.........................................  72,177    490,804
#   Tompkins Financial Corp..............................  19,937  1,708,202
    Torchmark Corp.......................................  32,915  2,898,824
#   Towne Bank........................................... 120,375  3,888,112
    Travelers Cos., Inc. (The)...........................  45,416  5,910,438
    TriCo Bancshares.....................................  44,405  1,723,802
*   TriState Capital Holdings, Inc.......................  34,263  1,007,332
*   Triumph Bancorp, Inc.................................  35,203  1,350,035
    TrustCo Bank Corp. NY................................ 195,240  1,776,684
#   Trustmark Corp....................................... 121,009  4,258,307
#   Two River Bancorp....................................   7,907    147,070
    U.S. Bancorp......................................... 110,257  5,844,724
    UMB Financial Corp...................................  53,315  3,832,815
    Umpqua Holdings Corp................................. 254,969  5,430,840
#   Union Bankshares Corp................................ 117,335  4,753,241
    Union Bankshares, Inc................................   2,000    105,700
    United Bancorp, Inc..................................   1,000     13,200
    United Bancshares, Inc...............................   2,040     45,390

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                          ------- --------------
FINANCIALS -- (Continued)
#   United Bankshares, Inc............................... 130,459 $    4,820,460
    United Community Bancorp.............................   2,394         65,955
    United Community Banks, Inc.......................... 132,607      3,982,188
    United Community Financial Corp......................  90,422        944,910
    United Financial Bancorp, Inc........................  84,817      1,485,146
    United Fire Group, Inc...............................  31,660      1,908,781
#   United Insurance Holdings Corp.......................  61,292      1,272,422
    United Security Bancshares...........................  20,773        223,310
    Unity Bancorp, Inc...................................  12,281        299,656
#   Universal Insurance Holdings, Inc....................  77,807      3,454,631
    Univest Corp. of Pennsylvania........................  44,366      1,211,192
    Unum Group........................................... 115,811      4,601,171
#   Valley National Bancorp.............................. 176,057      2,051,064
    Value Line, Inc......................................   3,839         87,568
*   Veritex Holdings, Inc................................  22,131        682,077
#   Virtu Financial, Inc., Class A.......................   4,012         80,842
#   Virtus Investment Partners, Inc......................  11,943      1,591,405
    Voya Financial, Inc..................................  70,930      3,583,384
#   Waddell & Reed Financial, Inc., Class A.............. 145,132      3,005,684
    Walker & Dunlop, Inc.................................  57,605      3,413,672
    Washington Federal, Inc.............................. 123,725      4,150,974
    Washington Trust Bancorp, Inc........................  22,030      1,287,653
    Waterstone Financial, Inc............................  42,994        730,898
#   Webster Financial Corp............................... 103,031      6,648,590
    Wellesley Bank.......................................   1,322         44,155
    Wells Fargo & Co..................................... 846,080     48,471,923
    WesBanco, Inc........................................  80,354      3,926,900
    West Bancorporation, Inc.............................  20,480        507,904
#   Westamerica Bancorporation...........................  35,816      2,149,676
*   Western Alliance Bancorp............................. 100,445      5,697,240
    Western New England Bancorp, Inc.....................  44,846        486,579
    Westwood Holdings Group, Inc.........................  13,918        812,394
    White Mountains Insurance Group, Ltd.................   5,570      5,085,577
    Willis Towers Watson P.L.C...........................   9,056      1,443,708
    Wintrust Financial Corp..............................  78,278      6,867,329
#   WisdomTree Investments, Inc..........................  44,385        387,925
*   WMIH Corp............................................ 888,672      1,208,595
*   World Acceptance Corp................................  15,329      1,531,520
    WR Berkley Corp......................................  67,491      5,116,493
    WSFS Financial Corp..................................  42,771      2,425,116
    WVS Financial Corp...................................   1,627         26,601
    XL Group, Ltd........................................ 114,668      6,447,782
#   Zions Bancorporation.................................  92,831      4,799,363
                                                                  --------------
TOTAL FINANCIALS.........................................          1,250,853,722
                                                                  --------------
HEALTHCARE -- (7.9%)
#*  AAC Holdings, Inc....................................   1,086         11,284
#   Abaxis, Inc..........................................  13,237      1,098,671
    Abbott Laboratories.................................. 124,325      8,148,260
*   ABIOMED, Inc.........................................   2,919      1,034,873
#*  Acadia Healthcare Co., Inc........................... 131,293      5,183,448
*   Accuray, Inc.........................................  19,449         74,879
#   Aceto Corp...........................................  46,953        153,536
*   Achillion Pharmaceuticals, Inc....................... 230,213        593,950
#*  Aclaris Therapeutics, Inc............................   2,503         42,901
*   Acorda Therapeutics, Inc.............................  86,572      2,159,971
*   Addus HomeCare Corp..................................  19,099      1,263,399
*   Aduro Biotech, Inc...................................   3,700         21,645
*   Adverum Biotechnologies, Inc.........................  44,564        209,451

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
HEALTHCARE -- (Continued)
*   Aeglea BioTherapeutics, Inc..........................   7,852 $   66,035
    Aetna, Inc...........................................  24,842  4,679,984
    Agilent Technologies, Inc............................  19,010  1,255,420
#*  Agios Pharmaceuticals, Inc...........................   2,552    220,518
#*  Akorn, Inc...........................................  41,636    771,099
*   Albireo Pharma, Inc..................................     930     29,342
#*  Alder Biopharmaceuticals, Inc........................  43,049    815,779
*   Alexion Pharmaceuticals, Inc.........................   6,740    896,150
#*  Alkermes P.L.C.......................................   9,386    411,576
    Allergan P.L.C.......................................  38,459  7,079,917
*   Allied Healthcare Products, Inc......................   2,460      5,781
*   Allscripts Healthcare Solutions, Inc................. 256,424  3,138,630
#*  Alnylam Pharmaceuticals, Inc.........................  10,076    957,220
#*  Alphatec Holdings, Inc...............................   5,803     15,668
*   Alpine Immune Sciences, Inc..........................   5,080     35,433
#*  AMAG Pharmaceuticals, Inc............................  20,697    456,369
#*  Amedisys, Inc........................................  34,022  3,185,480
*   American Shared Hospital Services....................     900      2,655
    AmerisourceBergen Corp...............................   5,303    433,944
    Amgen, Inc...........................................  26,868  5,280,905
#*  AMN Healthcare Services, Inc.........................  81,669  4,940,974
*   Amneal Pharmaceuticals, Inc..........................  82,641  1,584,228
*   Amphastar Pharmaceuticals, Inc.......................  57,623  1,005,521
*   AngioDynamics, Inc...................................  62,862  1,328,903
#*  ANI Pharmaceuticals, Inc.............................  17,570  1,176,311
*   Anika Therapeutics, Inc..............................  24,200    968,726
    Anthem, Inc..........................................  28,912  7,314,736
#*  Apollo Endosurgery, Inc..............................   9,849     89,724
*   Applied Genetic Technologies Corp....................  14,385     57,540
*   Aptevo Therapeutics, Inc.............................  31,842    134,373
#*  Aratana Therapeutics, Inc............................  20,517     93,045
*   Ardelyx, Inc.........................................  39,046    158,136
#*  Arena Pharmaceuticals Inc............................   1,700     65,603
#*  Atara Biotherapeutics, Inc...........................     800     30,040
*   athenahealth, Inc....................................   4,256    641,422
    Atrion Corp..........................................   1,718  1,181,984
#*  Avanos Medical, Inc..................................  87,029  4,804,001
    Baxter International, Inc............................  23,654  1,713,732
    Becton Dickinson and Co..............................  10,187  2,550,519
*   Biogen, Inc..........................................   6,870  2,297,122
#*  BioMarin Pharmaceutical, Inc.........................   6,298    633,327
*   Bio-Rad Laboratories, Inc., Class A..................   2,800    858,620
*   Bio-Rad Laboratories, Inc., Class B..................   1,277    391,943
#*  BioScrip, Inc........................................  87,873    232,863
*   BioSpecifics Technologies Corp.......................   5,511    250,751
    Bio-Techne Corp......................................  10,652  1,711,137
*   BioTelemetry, Inc....................................  17,538    920,745
#*  Bluebird Bio, Inc....................................   4,569    707,738
*   Boston Scientific Corp...............................  33,151  1,114,205
#*  Bovie Medical Corp...................................  10,506     50,744
#*  Brookdale Senior Living, Inc......................... 332,419  3,187,898
    Bruker Corp..........................................  22,783    738,169
#*  Caladrius Biosciences, Inc...........................   2,017     10,105
*   Cambrex Corp.........................................  55,521  3,470,062
    Cantel Medical Corp..................................  13,413  1,243,519
#*  Capital Senior Living Corp...........................  36,293    362,567
    Cardinal Health, Inc.................................  11,763    587,562
#*  Castlight Health, Inc., Class B......................   1,700      5,610
*   Catalent, Inc........................................  39,138  1,632,055

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
HEALTHCARE -- (Continued)
*   Celldex Therapeutics, Inc............................ 107,913 $   50,180
#*  Cellular Biomedicine Group, Inc......................   2,512     56,897
*   Centene Corp.........................................  50,216  6,544,651
*   Cerner Corp..........................................  22,075  1,370,416
*   Charles River Laboratories International, Inc........  19,576  2,433,297
    Chemed Corp..........................................   5,063  1,600,060
*   ChemoCentryx, Inc....................................   1,042     12,046
*   Chimerix, Inc........................................  72,636    324,683
    Cigna Corp...........................................  18,390  3,299,534
*   Civitas Solutions, Inc...............................  17,180    280,893
*   Clearside Biomedical, Inc............................   1,737     15,477
#*  Community Health Systems, Inc........................ 190,242    635,408
#   Computer Programs & Systems, Inc.....................   7,500    234,000
*   Concert Pharmaceuticals, Inc.........................  42,860    685,331
    CONMED Corp..........................................  37,165  2,750,210
    Cooper Cos., Inc. (The)..............................   4,843  1,261,601
#*  Corcept Therapeutics, Inc............................  25,639    336,640
*   CorVel Corp..........................................  13,794    791,086
#*  Corvus Pharmaceuticals, Inc..........................   1,733     17,105
*   Cotiviti Holdings, Inc...............................   8,898    397,207
*   Cross Country Healthcare, Inc........................  59,398    696,739
*   CryoLife, Inc........................................  51,939  1,547,782
*   Cumberland Pharmaceuticals, Inc......................  30,478    185,916
#*  Cutera, Inc..........................................  11,743    469,720
    CVS Health Corp...................................... 102,304  6,635,437
#*  Cyclacel Pharmaceuticals, Inc........................   2,700      4,266
    Danaher Corp.........................................  40,474  4,151,823
*   DaVita, Inc..........................................  43,264  3,040,594
#   DENTSPLY SIRONA, Inc.................................  33,760  1,624,194
*   Depomed, Inc.........................................  96,269    852,943
#*  DexCom, Inc..........................................   3,531    335,904
#*  Dicerna Pharmaceuticals, Inc.........................   1,693     21,332
    Digirad Corp.........................................  16,700     27,555
#*  Diplomat Pharmacy, Inc............................... 100,895  2,096,598
*   Eagle Pharmaceuticals, Inc...........................   1,274    100,965
*   Electromed, Inc......................................   3,600     18,900
*   Emergent BioSolutions, Inc...........................  71,251  3,872,492
*   Enanta Pharmaceuticals, Inc..........................  12,298  1,199,301
    Encompass Health Corp................................  22,197  1,678,759
#*  Endo International P.L.C............................. 290,446  3,613,148
    Ensign Group, Inc. (The).............................  76,323  2,752,971
*   Envision Healthcare Corp.............................  59,362  2,627,362
*   Enzo Biochem, Inc....................................  53,430    236,161
#*  Evolent Health, Inc., Class A........................  99,567  2,011,253
#*  Exact Sciences Corp..................................   5,393    315,221
#*  Exelixis, Inc........................................   2,843     58,850
*   Express Scripts Holding Co...........................  71,160  5,654,374
*   FibroGen, Inc........................................   3,323    209,681
#*  Five Prime Therapeutics, Inc.........................  48,866    728,103
*   Five Star Senior Living, Inc.........................  17,828     23,176
*   FONAR Corp...........................................   8,796    229,576
#*  Fulgent Genetics, Inc................................   5,510     26,448
    Gilead Sciences, Inc.................................  60,687  4,723,269
*   Globus Medical, Inc., Class A........................  33,409  1,719,895
*   Haemonetics Corp.....................................  34,316  3,350,614
*   Halozyme Therapeutics, Inc...........................   3,028     54,807
#*  Hanger, Inc..........................................  38,027    665,473
*   Harvard Bioscience, Inc..............................  53,799    306,654
#*  HealthEquity, Inc....................................   6,174    466,137

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
HEALTHCARE -- (Continued)
    HealthStream, Inc....................................  46,827 $ 1,314,902
#*  Henry Schein, Inc....................................  17,288   1,372,840
#*  Heska Corp...........................................   3,188     319,597
    Hill-Rom Holdings, Inc...............................  36,835   3,469,857
*   HMS Holdings Corp.................................... 109,174   2,612,534
*   Hologic, Inc.........................................  56,601   2,428,749
*   Horizon Pharma P.L.C................................. 270,695   4,772,353
    Humana, Inc..........................................  15,838   4,975,983
*   Icad, Inc............................................   1,300       3,952
*   ICU Medical, Inc.....................................   7,606   2,181,401
*   IDEXX Laboratories, Inc..............................   2,498     611,835
#*  Immunomedics Inc.....................................   6,825     163,322
*   Incyte Corp..........................................   2,122     141,198
#*  Infinity Pharmaceuticals, Inc........................  31,444      55,656
*   InfuSystem Holdings, Inc.............................  10,768      32,842
*   Innoviva, Inc........................................  10,897     154,193
*   Inogen, Inc..........................................   6,718   1,338,561
#*  Inovalon Holdings, Inc., Class A.....................  10,048     107,011
*   Insulet Corp.........................................   2,455     204,158
*   Integer Holdings Corp................................  37,836   2,703,382
*   Integra LifeSciences Holdings Corp...................  16,241   1,012,302
#*  Intra-Cellular Therapies, Inc........................  63,557   1,275,589
*   IntriCon Corp........................................   6,777     393,744
#   Invacare Corp........................................  67,068   1,197,164
#*  Ionis Pharmaceuticals, Inc...........................   8,575     374,556
#*  Iovance Biotherapeutics, Inc.........................   2,907      41,279
*   IQVIA Holdings, Inc..................................  21,250   2,591,225
#*  iRadimed Corp........................................   3,451      79,373
#*  IRIDEX Corp..........................................   4,733      37,130
*   Jazz Pharmaceuticals P.L.C...........................   4,993     864,188
    Johnson & Johnson.................................... 110,789  14,681,758
#*  Juniper Pharmaceuticals, Inc.........................   5,887      67,701
*   K2M Group Holdings, Inc..............................   1,500      30,555
#*  Karyopharm Therapeutics, Inc.........................   6,200     110,236
    Kewaunee Scientific Corp.............................   2,037      64,369
*   Kindred Biosciences, Inc.............................  52,740     714,627
*   Laboratory Corp. of America Holdings.................  15,677   2,748,805
#*  Lannett Co., Inc.....................................  22,843     291,248
*   Lantheus Holdings, Inc...............................   9,348     135,079
*   Leap Therapeutics, Inc...............................   2,200      16,456
#   LeMaitre Vascular, Inc...............................  22,283     802,188
*   LHC Group, Inc.......................................  47,408   4,080,881
#*  LifePoint Health, Inc................................  71,791   4,652,057
#*  Ligand Pharmaceuticals, Inc..........................   3,504     765,028
#*  Lipocine, Inc........................................  18,258      23,918
*   LivaNova P.L.C.......................................  28,370   3,124,388
*   Loxo Oncology, Inc...................................   1,231     206,303
    Luminex Corp.........................................  52,624   1,781,849
*   MacroGenics, Inc.....................................  18,405     380,063
#*  Madrigal Pharmaceuticals, Inc........................     355      91,246
*   Magellan Health, Inc.................................  45,522   3,311,725
#*  Mallinckrodt P.L.C................................... 144,036   3,377,644
*   Masimo Corp..........................................  13,193   1,311,648
    McKesson Corp........................................  15,324   1,924,694
#*  Medidata Solutions, Inc..............................   2,084     154,862
*   MEDNAX, Inc..........................................  30,396   1,300,645
*   Medpace Holdings, Inc................................  35,049   2,150,957
    Medtronic P.L.C......................................  68,039   6,139,159
#*  MEI Pharma, Inc......................................  20,418      77,384

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
HEALTHCARE -- (Continued)
#*  Melinta Therapeutics, Inc............................  10,993 $    58,263
    Merck & Co., Inc..................................... 149,737   9,863,176
    Meridian Bioscience, Inc.............................  66,233   1,046,481
*   Merit Medical Systems, Inc...........................  66,660   3,619,638
#*  Merrimack Pharmaceuticals, Inc.......................  18,817      97,284
*   Micron Solutions, Inc................................   1,153       3,805
#*  Minerva Neurosciences, Inc...........................   6,540      52,647
#*  Mirati Therapeutics, Inc.............................   2,383     146,316
*   Misonix, Inc.........................................   3,363      55,069
#*  Molecular Templates, Inc.............................   7,725      40,016
#*  Molina Healthcare, Inc...............................  27,785   2,892,141
#*  Momenta Pharmaceuticals, Inc.........................  78,565   2,325,524
*   Mylan NV.............................................  49,236   1,836,995
*   Myriad Genetics, Inc.................................  94,309   4,126,019
#*  NantHealth, Inc......................................   8,117      26,218
    National HealthCare Corp.............................  17,845   1,286,268
    National Research Corp., Class A.....................  17,003     645,264
*   Natus Medical, Inc...................................  40,962   1,495,113
*   Neogen Corp..........................................   9,944     819,386
#*  Neurocrine Biosciences, Inc..........................   5,994     602,337
#*  NuVasive, Inc........................................  80,025   4,645,451
*   Nuvectra Corp........................................  12,465     195,451
#*  Omnicell, Inc........................................  46,914   2,791,383
*   OncoMed Pharmaceuticals Inc..........................   4,366       9,125
*   Ophthotech Corp......................................  17,930      44,646
#*  OPKO Health, Inc.....................................  74,958     421,264
*   OraSure Technologies, Inc............................  54,093     908,221
*   Orthofix International NV............................  25,050   1,515,274
#*  Otonomy, Inc.........................................  32,638     107,705
*   Ovid therapeutics, Inc...............................     100         998
#   Owens & Minor, Inc................................... 106,112   2,002,333
#   Patterson Cos., Inc..................................  90,427   2,217,270
#*  PDL BioPharma, Inc................................... 266,381     668,616
*   Penumbra, Inc........................................   1,533     218,069
#   PerkinElmer, Inc.....................................  14,615   1,157,216
#   Perrigo Co. P.L.C....................................  13,941   1,122,529
*   Pfenex, Inc..........................................  10,418      53,340
    Pfizer, Inc.......................................... 446,979  17,847,871
    Phibro Animal Health Corp., Class A..................   9,527     456,343
*   PRA Health Sciences, Inc.............................  11,768   1,237,288
#*  Premier, Inc., Class A...............................  33,041   1,235,733
#*  Prestige Brands Holdings, Inc........................  84,025   3,002,213
#   ProPhase Labs, Inc...................................      98         291
*   Providence Service Corp. (The).......................  24,996   1,751,720
*   PTC Therapeutics, Inc................................  17,954     683,509
*   Quality Systems, Inc.................................  88,381   1,779,110
    Quest Diagnostics, Inc...............................  28,929   3,116,232
*   Quidel Corp..........................................  27,966   1,897,773
#*  Quorum Health Corp...................................  41,309     199,936
*   Ra Pharmaceuticals, Inc..............................   2,014      22,154
*   RadNet, Inc..........................................  29,019     388,855
*   Regeneron Pharmaceuticals, Inc.......................   4,715   1,735,167
*   REGENXBIO, Inc.......................................   3,290     231,287
#*  Repligen Corp........................................  53,489   2,585,123
    ResMed, Inc..........................................   9,930   1,050,395
#*  Retrophin, Inc.......................................  29,314     810,239
*   RTI Surgical, Inc....................................  94,685     435,551
#*  Sage Therapeutics, Inc...............................     606      87,458
*   SeaSpine Holdings Corp...............................  20,136     281,099

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
HEALTHCARE -- (Continued)
#*  Seattle Genetics, Inc................................   7,900 $    556,160
*   Select Medical Holdings Corp......................... 248,414    5,167,011
#*  Sierra Oncology, Inc.................................  21,157       60,086
    Simulations Plus, Inc................................   8,722      154,816
#*  Spectrum Pharmaceuticals, Inc........................  53,699    1,143,252
#*  Stemline Therapeutics, Inc...........................   9,125      140,525
#   STERIS P.L.C.........................................  10,617    1,215,328
    Stryker Corp.........................................   3,918      639,614
#*  Supernus Pharmaceuticals, Inc........................  22,318    1,181,738
*   Surmodics, Inc.......................................  21,529    1,265,905
#*  Syndax Pharmaceuticals, Inc..........................  30,831      207,801
#*  Syneos Health, Inc...................................  48,229    2,376,484
*   Synlogic, Inc........................................   4,610       43,196
#*  Taro Pharmaceutical Industries, Ltd..................   9,022    1,012,810
#   Teleflex, Inc........................................   6,181    1,685,621
*   Tenet Healthcare Corp................................  90,168    3,393,022
#*  Tetraphase Pharmaceuticals, Inc......................  55,150      158,281
    Thermo Fisher Scientific, Inc........................  24,658    5,783,041
#*  Tivity Health, Inc...................................  48,591    1,637,517
#*  Tracon Pharmaceuticals, Inc..........................  15,747       38,580
#*  Triple-S Management Corp., Class B...................  40,733    1,446,429
#*  Ultragenyx Pharmaceutical Inc........................   1,216       96,198
*   United Therapeutics Corp.............................  36,283    4,459,544
    UnitedHealth Group, Inc..............................  74,301   18,814,499
    Universal Health Services, Inc., Class B.............  16,415    2,004,271
    US Physical Therapy, Inc.............................  13,395    1,403,126
    Utah Medical Products, Inc...........................   4,195      406,915
*   Vanda Pharmaceuticals Inc............................   1,900       39,615
*   Varex Imaging Corp...................................  54,091    2,068,440
*   Varian Medical Systems, Inc..........................   7,690      887,811
#*  VBI Vaccines, Inc....................................  29,101       62,276
*   Veeva Systems, Inc., Class A.........................   7,185      543,402
#*  Verastem, Inc........................................  17,311      133,295
#*  Vical, Inc...........................................   2,511        3,465
*   Waters Corp..........................................   5,244    1,034,484
*   WellCare Health Plans, Inc...........................  10,948    2,927,714
#   West Pharmaceutical Services, Inc....................   7,855      861,301
#*  Wright Medical Group NV..............................   6,701      170,406
*   XBiotech, Inc........................................   2,861       12,646
#*  Xencor, Inc..........................................  13,439      500,200
*   Zafgen, Inc..........................................  26,778      278,491
    Zimmer Biomet Holdings, Inc..........................  13,267    1,665,274
#*  Zynerba Pharmaceuticals, Inc.........................  12,883       85,672
                                                                  ------------
TOTAL HEALTHCARE.........................................          430,478,357
                                                                  ------------
INDUSTRIALS -- (15.2%)
#   AAON, Inc............................................  33,999    1,283,462
    AAR Corp.............................................  44,341    2,102,207
#   ABM Industries, Inc.................................. 121,104    3,778,445
*   Acacia Research Corp.................................  27,171      103,250
    ACCO Brands Corp..................................... 203,680    2,607,104
#   Acme United Corp.....................................   1,921       41,897
#   Actuant Corp., Class A...............................  77,976    2,226,215
#   Acuity Brands, Inc...................................   4,829      671,376
*   Advanced Disposal Services, Inc...................... 102,847    2,530,036
    Advanced Drainage Systems, Inc.......................  14,299      399,657
#*  AECOM................................................ 197,010    6,611,656
*   Aegion Corp..........................................  64,473    1,597,641
*   AeroCentury Corp.....................................   1,149       19,246

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
INDUSTRIALS -- (Continued)
#*  Aerojet Rocketdyne Holdings, Inc.....................  30,627 $1,032,130
*   Aerovironment, Inc...................................  34,221  2,519,008
    AGCO Corp............................................  90,909  5,729,085
*   Air Industries Group.................................   1,000      1,480
    Air Lease Corp....................................... 161,879  7,116,201
*   Air Transport Services Group, Inc.................... 119,416  2,690,442
    Aircastle, Ltd....................................... 143,986  2,984,830
    Alamo Group, Inc.....................................  16,351  1,520,643
    Alaska Air Group, Inc................................  39,195  2,462,622
    Albany International Corp., Class A..................  43,048  2,847,625
#   Allegiant Travel Co..................................   9,798  1,211,033
#   Allegion P.L.C.......................................  10,433    850,707
    Allied Motion Technologies, Inc......................  17,836    818,316
#   Allison Transmission Holdings, Inc...................  40,489  1,902,983
*   Alpha Pro Tech, Ltd..................................   2,600      8,580
    Altra Industrial Motion Corp.........................  47,391  2,080,465
    AMERCO...............................................   5,707  2,151,996
*   Ameresco, Inc., Class A..............................  23,626    316,588
#   American Airlines Group, Inc.........................  40,944  1,618,926
#   American Railcar Industries, Inc.....................  23,316  1,062,510
#*  American Superconductor Corp.........................   1,238      6,413
*   American Woodmark Corp...............................  25,225  2,105,026
    AMETEK, Inc..........................................  24,074  1,872,957
*   AMREP Corp...........................................   6,528     48,046
    AO Smith Corp........................................  22,300  1,327,519
#   Apogee Enterprises, Inc..............................  46,048  2,337,396
    Applied Industrial Technologies, Inc.................  59,243  4,422,490
*   ARC Document Solutions, Inc..........................  72,114    186,054
    ArcBest Corp.........................................  28,900  1,345,295
    Arconic, Inc.........................................  73,655  1,597,577
    Argan, Inc...........................................  31,902  1,225,037
*   Armstrong Flooring, Inc..............................  43,433    567,669
*   Armstrong World Industries, Inc......................  23,085  1,567,472
*   Arotech Corp.........................................  34,994    136,477
*   ASGN, Inc............................................  68,693  6,202,978
    Astec Industries, Inc................................  36,737  1,804,889
#*  Astronics Corp.......................................  31,502  1,291,897
#*  Astronics Corp., Class B.............................   9,428    386,548
*   Atkore International Group, Inc......................  58,813  1,391,516
#*  Atlas Air Worldwide Holdings, Inc....................  47,195  3,164,425
#*  Avalon Holdings Corp., Class A.......................     700      2,569
#*  Avis Budget Group, Inc...............................  34,309  1,195,669
*   Axon Enterprise, Inc.................................  24,218  1,645,129
#   AZZ, Inc.............................................  36,002  1,951,308
#*  Babcock & Wilcox Enterprises, Inc.................... 261,976    563,248
    Barnes Group, Inc....................................  61,276  4,157,577
    Barrett Business Services, Inc.......................   5,321    488,893
*   Beacon Roofing Supply, Inc...........................  87,212  3,669,881
#   BG Staffing, Inc.....................................   3,024     79,531
#*  Blue Bird Corp.......................................     642     14,477
*   BlueLinx Holdings, Inc...............................   6,189    210,859
*   BMC Stock Holdings, Inc..............................  95,864  2,109,008
    Brady Corp., Class A.................................  66,251  2,534,101
    Briggs & Stratton Corp...............................  70,529  1,247,658
    Brink's Co. (The)....................................  26,902  2,148,125
#*  Broadwind Energy, Inc................................      70        163
*   Builders FirstSource, Inc............................  77,579  1,390,991
    BWX Technologies, Inc................................  32,390  2,129,966
*   CAI International, Inc...............................  33,763    775,198

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
INDUSTRIALS -- (Continued)
    Carlisle Cos., Inc...................................  21,646 $2,658,995
*   Casella Waste Systems, Inc., Class A.................  33,003    909,563
    Caterpillar, Inc.....................................  17,734  2,550,149
*   CBIZ, Inc............................................ 100,926  2,220,372
    CECO Environmental Corp..............................  58,965    405,090
#*  Celadon Group, Inc...................................  49,176    137,693
    CH Robinson Worldwide, Inc...........................   8,795    811,163
*   Chart Industries, Inc................................  69,235  5,406,561
#   Chicago Rivet & Machine Co...........................     855     26,928
#*  Cimpress NV..........................................   8,368  1,222,314
    Cintas Corp..........................................  14,003  2,863,333
#   CIRCOR International, Inc............................  33,059  1,466,167
*   Civeo Corp........................................... 139,462    531,350
*   Clean Harbors, Inc...................................  84,772  4,826,070
*   Colfax Corp..........................................  80,948  2,614,620
    Columbus McKinnon Corp...............................  33,079  1,361,532
    Comfort Systems USA, Inc.............................  54,138  3,007,366
*   Command Security Corp................................   5,329      7,034
*   Commercial Vehicle Group, Inc........................  63,353    444,105
    CompX International, Inc.............................   2,522     32,029
*   Continental Building Products, Inc...................  69,176  2,206,714
*   Continental Materials Corp...........................      73      1,188
    Copa Holdings SA, Class A............................  33,122  3,224,095
*   Copart, Inc..........................................  41,131  2,360,508
    Costamare, Inc.......................................  27,274    189,282
*   CoStar Group, Inc....................................   2,195    912,791
#   Covanta Holding Corp................................. 182,391  3,283,038
*   Covenant Transportation Group, Inc., Class A.........  32,481    941,299
*   CPI Aerostructures, Inc..............................   8,398     78,941
    CRA International, Inc...............................  14,848    803,574
    Crane Co.............................................  24,858  2,251,389
*   CSW Industrials, Inc.................................  14,848    805,504
    CSX Corp.............................................  93,702  6,622,857
    Cubic Corp...........................................  43,847  2,985,981
    Cummins, Inc.........................................  11,147  1,591,903
    Curtiss-Wright Corp..................................  39,754  5,288,475
    Deere & Co...........................................  24,279  3,515,356
    Delta Air Lines, Inc................................. 110,981  6,039,586
    Deluxe Corp..........................................  23,407  1,379,375
#*  DLH Holdings Corp....................................   3,701     20,170
    DMC Global, Inc......................................  22,503    923,748
#   Donaldson Co., Inc...................................  20,326    969,550
    Douglas Dynamics, Inc................................  55,465  2,723,331
#   Dover Corp...........................................  31,123  2,582,587
*   Ducommun, Inc........................................  14,374    479,085
    Dun & Bradstreet Corp. (The).........................   5,974    752,067
*   DXP Enterprises, Inc.................................  27,505  1,137,057
#*  Dycom Industries, Inc................................  16,219  1,446,086
*   Eagle Bulk Shipping, Inc.............................   1,785     10,264
    Eastern Co. (The)....................................   7,272    214,524
    Eaton Corp. P.L.C....................................  47,905  3,984,259
*   Echo Global Logistics, Inc...........................  47,664  1,642,025
    Ecology and Environment, Inc., Class A...............   2,769     36,412
    EMCOR Group, Inc.....................................  65,775  5,061,386
    Emerson Electric Co..................................  31,243  2,258,244
    Encore Wire Corp.....................................  38,921  1,897,399
    EnerSys..............................................  55,063  4,519,020
*   Engility Holdings, Inc...............................  39,601  1,370,195
    Ennis, Inc...........................................  49,744  1,081,932

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
INDUSTRIALS -- (Continued)
    EnPro Industries, Inc................................  35,528 $2,713,984
#   EnviroStar, Inc......................................   1,100     44,110
    Equifax, Inc.........................................  11,845  1,486,548
    ESCO Technologies, Inc...............................  40,876  2,544,531
    Espey Manufacturing & Electronics Corp...............   3,027     78,399
    Essendant, Inc.......................................  66,917  1,112,830
*   Esterline Technologies Corp..........................  54,090  4,613,877
#*  ExOne Co. (The)......................................  16,129    111,613
    Expeditors International of Washington, Inc..........  10,629    809,611
    Exponent, Inc........................................  31,564  1,543,480
    Fastenal Co..........................................  11,751    668,984
    Federal Signal Corp.................................. 120,548  2,863,015
    FedEx Corp...........................................  27,569  6,778,390
#   Flowserve Corp.......................................  18,900    837,837
    Fluor Corp...........................................  18,137    929,521
    Forrester Research, Inc..............................  15,466    715,303
    Fortive Corp.........................................  18,126  1,487,782
    Fortune Brands Home & Security, Inc..................  26,275  1,523,950
    Forward Air Corp.....................................  48,350  3,089,565
*   Franklin Covey Co....................................  24,297    620,788
    Franklin Electric Co., Inc...........................  67,057  3,315,969
    FreightCar America, Inc..............................  24,288    444,713
*   FTI Consulting, Inc..................................  88,006  6,948,954
#   GATX Corp............................................  53,633  4,416,141
*   Genco Shipping & Trading, Ltd........................   3,414     50,698
*   Gencor Industries, Inc...............................  15,825    237,375
*   Generac Holdings, Inc................................  37,372  2,008,745
    General Dynamics Corp................................  21,337  4,262,279
    General Electric Co.................................. 329,402  4,489,749
#*  Genesee & Wyoming, Inc., Class A.....................  76,777  6,602,822
*   Gibraltar Industries, Inc............................  48,703  2,116,145
    Global Brass & Copper Holdings, Inc..................  20,631    679,791
*   GMS, Inc.............................................  65,027  1,706,308
*   Golden Ocean Group, Ltd..............................  12,670    118,465
*   Goldfield Corp. (The)................................  32,599    154,845
    Gorman-Rupp Co. (The)................................  50,017  1,892,643
*   GP Strategies Corp...................................  33,575    634,568
    Graco, Inc...........................................  27,822  1,283,707
    Graham Corp..........................................  13,470    358,706
#   Granite Construction, Inc............................  64,497  3,479,613
*   Great Lakes Dredge & Dock Corp.......................  96,095    518,913
#   Greenbrier Cos., Inc. (The)..........................  38,608  2,187,143
    Griffon Corp.........................................  78,033  1,396,791
    H&E Equipment Services, Inc..........................  50,800  1,868,932
    Harris Corp..........................................  20,282  3,345,516
*   Harsco Corp..........................................  71,652  1,816,378
    Hawaiian Holdings, Inc............................... 105,436  4,227,984
*   HD Supply Holdings, Inc..............................  25,751  1,132,529
#   Healthcare Services Group, Inc.......................   9,321    375,263
#   Heartland Express, Inc............................... 138,363  2,655,186
#   HEICO Corp...........................................  12,235    934,387
    HEICO Corp., Class A.................................  28,620  1,853,145
    Heidrick & Struggles International, Inc..............  30,459  1,245,773
*   Herc Holdings, Inc...................................  58,603  3,329,822
*   Heritage-Crystal Clean, Inc..........................  22,138    533,526
    Herman Miller, Inc................................... 108,676  4,113,387
#*  Hertz Global Holdings, Inc........................... 165,829  2,525,576
    Hexcel Corp..........................................  40,114  2,768,267
#*  Hill International, Inc..............................  70,399    387,195

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
INDUSTRIALS -- (Continued)
    Hillenbrand, Inc.....................................  82,894 $4,161,279
    HNI Corp.............................................  70,785  3,062,867
    Honeywell International, Inc.........................  22,922  3,659,497
*   Houston Wire & Cable Co..............................  25,592    204,736
*   Hub Group, Inc., Class A.............................  57,010  2,645,264
#   Hubbell, Inc.........................................  10,230  1,260,848
*   Hudson Global, Inc...................................  34,265     58,251
#*  Hudson Technologies, Inc.............................  55,748    101,461
    Huntington Ingalls Industries, Inc...................   9,779  2,278,996
    Hurco Cos., Inc......................................  12,670    561,281
*   Huron Consulting Group, Inc..........................  39,844  1,739,191
    Hyster-Yale Materials Handling, Inc..................  18,077  1,188,744
    ICF International, Inc...............................  32,049  2,360,409
    IDEX Corp............................................  11,576  1,777,842
*   IES Holdings, Inc....................................  21,406    384,238
    Ingersoll-Rand P.L.C.................................  20,633  2,032,557
*   InnerWorkings, Inc................................... 130,422  1,155,539
*   Innovative Solutions & Support, Inc..................  16,826     49,468
    Insperity, Inc.......................................  49,422  4,700,032
    Insteel Industries, Inc..............................  41,572  1,709,856
    Interface, Inc.......................................  66,241  1,483,798
#*  Intersections, Inc...................................   3,457      5,842
    ITT, Inc.............................................  71,859  4,072,250
    Jacobs Engineering Group, Inc........................  42,127  2,849,049
    JB Hunt Transport Services, Inc......................  10,031  1,202,717
#*  JELD-WEN Holding, Inc................................   1,441     39,541
*   JetBlue Airways Corp................................. 351,450  6,326,100
#   John Bean Technologies Corp..........................  11,047  1,221,798
    Johnson Controls International P.L.C.................  59,376  2,227,194
    Kadant, Inc..........................................  15,479  1,495,271
    Kaman Corp...........................................  43,398  2,873,816
    Kansas City Southern.................................  31,393  3,650,064
    KAR Auction Services, Inc............................  58,265  3,463,854
    KBR, Inc............................................. 227,296  4,541,374
    Kelly Services, Inc., Class A........................  60,699  1,474,379
    Kelly Services, Inc., Class B........................     700     17,864
    Kennametal, Inc......................................  54,198  2,111,554
#*  KeyW Holding Corp. (The).............................  59,401    526,887
    Kforce, Inc..........................................  48,074  1,817,197
    Kimball International, Inc., Class B.................  80,142  1,294,293
*   Kirby Corp...........................................  80,439  6,712,635
*   KLX, Inc.............................................  87,788  6,412,913
#   Knight-Swift Transportation Holdings, Inc............ 118,834  3,868,047
    Knoll, Inc...........................................  81,955  1,848,085
    Korn/Ferry International.............................  97,003  6,400,258
#*  Kratos Defense & Security Solutions, Inc............. 131,044  1,693,088
    L3 Technologies, Inc.................................  16,970  3,639,047
    Landstar System, Inc.................................  14,702  1,634,127
*   Lawson Products, Inc.................................  13,445    363,687
*   LB Foster Co., Class A...............................  15,474    379,887
    Lennox International, Inc............................   7,521  1,632,659
*   Limbach Holdings, Inc................................   8,911     99,001
    Lincoln Electric Holdings, Inc.......................  20,483  1,924,173
#   Lindsay Corp.........................................  12,354  1,163,006
    LS Starrett Co. (The), Class A.......................  14,544     93,082
#   LSC Communications, Inc..............................  69,012  1,036,560
    LSI Industries, Inc..................................  39,855    194,891
*   Lydall, Inc..........................................  30,800  1,429,120
#   Macquarie Infrastructure Corp........................  17,551    796,991

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
INDUSTRIALS -- (Continued)
#*  Manitex International, Inc...........................  18,500 $  224,405
#*  Manitowoc Co., Inc. (The)............................  66,536  1,762,539
    ManpowerGroup, Inc...................................  21,890  2,041,461
    Marten Transport, Ltd................................  64,483  1,408,954
    Masco Corp...........................................  45,398  1,830,901
*   Masonite International Corp..........................  48,085  3,281,801
#*  MasTec, Inc.......................................... 119,034  5,541,033
*   Mastech Digital, Inc.................................     991     19,305
    Matson, Inc..........................................  77,030  2,773,080
    Matthews International Corp., Class A................  46,537  2,445,519
    McGrath RentCorp.....................................  43,845  2,603,516
#*  Mercury Systems, Inc.................................  59,593  2,486,816
*   Meritor, Inc.........................................  45,740    942,244
#*  Middleby Corp. (The).................................   8,567    877,946
*   Milacron Holdings Corp............................... 111,799  2,331,009
    Miller Industries, Inc...............................  15,566    405,494
*   Mistras Group, Inc...................................  42,126    886,331
    Mobile Mini, Inc.....................................  86,438  3,686,581
    Moog, Inc., Class A..................................  43,144  3,236,231
*   MRC Global, Inc...................................... 137,564  3,115,825
    MSA Safety, Inc......................................  13,313  1,343,015
    MSC Industrial Direct Co., Inc., Class A.............  24,221  2,049,823
    Mueller Industries, Inc..............................  91,613  3,033,306
    Mueller Water Products, Inc., Class A................ 233,242  2,880,539
#   Multi-Color Corp.....................................  32,278  2,141,645
*   MYR Group, Inc.......................................  38,589  1,423,548
#   National Presto Industries, Inc......................  10,028  1,249,990
*   Navigant Consulting, Inc.............................  85,820  1,867,443
*   Navistar International Corp..........................  21,536    927,556
*   NCI Building Systems, Inc............................ 117,765  1,878,352
*   Nexeo Solutions, Inc.................................  14,426    130,988
    Nielsen Holdings P.L.C...............................  25,907    610,369
*   NL Industries, Inc...................................  52,200    446,310
#   NN, Inc..............................................  56,016  1,204,344
#   Nordson Corp.........................................  10,670  1,430,954
    Norfolk Southern Corp................................  44,415  7,506,135
    Northrop Grumman Corp................................  13,622  4,093,275
*   Northwest Pipe Co....................................  15,189    297,097
#*  NOW, Inc............................................. 196,330  2,935,133
#*  NV5 Global, Inc......................................  17,856  1,344,557
*   nVent Electric P.L.C.................................  40,280  1,103,672
    Old Dominion Freight Line, Inc.......................  23,835  3,498,978
#   Omega Flex, Inc......................................   4,638    427,995
*   Orion Group Holdings, Inc............................  39,748    364,489
    Oshkosh Corp.........................................  43,127  3,245,307
    Owens Corning........................................  79,672  4,957,192
    PACCAR, Inc..........................................  35,291  2,319,325
*   PAM Transportation Services, Inc.....................   7,870    429,309
*   Pangaea Logistics Solutions, Ltd.....................  22,029     70,052
    Parker-Hannifin Corp.................................  11,561  1,954,387
    Park-Ohio Holdings Corp..............................  23,782    890,636
*   Patrick Industries, Inc..............................  38,694  2,370,007
*   Patriot Transportation Holding, Inc..................   2,586     55,082
#   Pendrell Corp........................................      62     42,718
    Pentair P.L.C........................................  32,591  1,455,188
*   Performant Financial Corp............................  54,745    117,702
*   Perma-Fix Environmental Services.....................   2,877     13,090
*   Perma-Pipe International Holdings, Inc...............   5,730     51,857
*   PGT Innovations, Inc.................................  85,330  2,047,920

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
INDUSTRIALS -- (Continued)
    PICO Holdings, Inc...................................  33,012 $  399,445
    Pitney Bowes, Inc....................................  29,803    260,180
    Powell Industries, Inc...............................  20,838    763,713
#*  Power Solutions International, Inc...................   2,041     24,084
    Preformed Line Products Co...........................   6,904    606,171
    Primoris Services Corp...............................  82,712  2,234,051
*   Proto Labs, Inc......................................  15,138  1,886,952
    Quad/Graphics, Inc...................................  77,256  1,588,383
    Quanex Building Products Corp........................  63,811  1,129,455
*   Quanta Services, Inc................................. 204,297  6,960,399
*   Radiant Logistics, Inc...............................  58,067    231,687
    Raven Industries, Inc................................  46,445  1,802,066
    Raytheon Co..........................................  17,714  3,507,903
#*  RBC Bearings, Inc....................................  16,017  2,328,551
    RCM Technologies, Inc................................  12,068     58,650
    Regal Beloit Corp....................................  57,685  4,958,026
    Reis, Inc............................................  15,779    336,882
    Republic Services, Inc...............................  38,879  2,817,950
    Resources Connection, Inc............................  62,952  1,000,937
#   REV Group, Inc.......................................  74,837  1,284,951
*   Rexnord Corp......................................... 155,221  4,693,883
#*  Roadrunner Transportation Systems, Inc...............  44,928     98,392
    Robert Half International, Inc.......................  24,849  1,882,560
    Rockwell Collins, Inc................................  22,351  3,106,565
    Rollins, Inc.........................................  25,198  1,384,378
    Roper Technologies, Inc..............................   5,710  1,723,849
*   Rush Enterprises, Inc., Class A......................  59,106  2,665,090
*   Rush Enterprises, Inc., Class B......................   7,606    342,194
    Ryder System, Inc....................................  83,727  6,555,824
*   Saia, Inc............................................  42,288  3,186,401
#   Schneider National, Inc., Class B....................   8,478    221,615
    Scorpio Bulkers, Inc.................................  65,525    494,714
*   Sensata Technologies Holding P.L.C...................   7,532    409,515
    Servotronics, Inc....................................   1,499     14,432
*   SIFCO Industries, Inc................................   4,888     25,173
    Simpson Manufacturing Co., Inc.......................  65,884  4,806,897
#*  SiteOne Landscape Supply, Inc........................  10,251    913,979
    SkyWest, Inc.........................................  86,946  5,208,065
#   Snap-on, Inc.........................................  11,787  1,998,957
    Southwest Airlines Co................................  65,711  3,821,752
*   SP Plus Corp.........................................  39,895  1,555,905
    Spartan Motors, Inc..................................  48,295    712,351
*   Sparton Corp.........................................  13,779    205,720
    Spirit AeroSystems Holdings, Inc., Class A...........  24,712  2,304,394
#*  Spirit Airlines, Inc................................. 128,401  5,577,739
*   SPX Corp.............................................  32,364  1,200,704
*   SPX FLOW, Inc........................................  61,943  2,943,531
    Standex International Corp...........................  18,190  1,885,394
    Stanley Black & Decker, Inc..........................  18,154  2,713,478
    Steelcase, Inc., Class A............................. 144,305  1,984,194
*   Stericycle, Inc......................................  13,889    970,286
#*  Sterling Construction Co., Inc.......................  42,003    564,100
    Sun Hydraulics Corp..................................  32,358  1,684,557
#*  Sunrun, Inc..........................................  58,840    831,998
    Systemax, Inc........................................  34,554  1,545,255
#*  Team, Inc............................................  48,386  1,054,815
*   Tecogen, Inc.........................................   4,787     15,845
*   Teledyne Technologies, Inc...........................  13,270  2,911,703
    Tennant Co...........................................  15,148  1,232,290

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
INDUSTRIALS -- (Continued)
#   Terex Corp...........................................  96,821 $4,271,743
    Tetra Tech, Inc......................................  80,451  4,891,421
#*  Textainer Group Holdings, Ltd........................  54,025    858,998
    Textron, Inc.........................................  56,647  3,867,291
*   Thermon Group Holdings, Inc..........................  49,953  1,252,322
    Timken Co. (The).....................................  60,233  2,966,475
    Titan International, Inc.............................  86,937    920,663
*   Titan Machinery, Inc.................................  39,063    591,414
    Toro Co. (The).......................................  15,600    938,964
*   TPI Composites, Inc..................................   5,071    156,288
*   Transcat, Inc........................................   7,856    179,510
#   TransDigm Group, Inc.................................   4,939  1,854,792
    TransUnion...........................................  12,705    919,842
*   Trex Co., Inc........................................  28,150  2,188,381
*   TriMas Corp..........................................  65,567  1,940,783
*   TriNet Group, Inc....................................  23,797  1,281,468
    Trinity Industries, Inc.............................. 252,771  9,630,575
    Triton International, Ltd............................ 141,024  4,964,045
#   Triumph Group, Inc...................................  99,074  2,065,693
*   TrueBlue, Inc........................................  73,050  1,976,002
#*  Tutor Perini Corp....................................  92,209  1,705,867
*   Twin Disc, Inc.......................................  17,482    458,203
*   Ultralife Corp.......................................  19,727    198,256
    UniFirst Corp........................................  17,486  3,272,505
    Union Pacific Corp...................................  37,939  5,686,677
*   United Continental Holdings, Inc.....................  45,529  3,660,532
*   United Rentals, Inc..................................  27,923  4,154,942
    United Technologies Corp.............................  58,896  7,994,543
#*  Univar, Inc..........................................  26,399    725,709
    Universal Forest Products, Inc....................... 102,558  3,778,237
    Universal Logistics Holdings, Inc....................  28,372    950,462
#   US Ecology, Inc......................................  27,263  1,848,431
*   USA Truck, Inc.......................................  16,095    351,193
*   USG Corp............................................. 108,110  4,672,514
    Valmont Industries, Inc..............................  13,308  1,858,462
*   Vectrus, Inc.........................................  18,084    568,018
*   Verisk Analytics, Inc................................  12,650  1,399,343
*   Veritiv Corp.........................................  16,176    619,541
    Viad Corp............................................  37,841  2,172,073
#*  Vicor Corp...........................................  23,646  1,360,827
    Virco Manufacturing Corp.............................  21,636    104,935
*   Volt Information Sciences, Inc.......................  24,400     92,720
    VSE Corp.............................................  18,642    803,470
#   Wabash National Corp................................. 124,906  2,473,139
*   WABCO Holdings, Inc..................................   8,765  1,101,585
    Wabtec Corp..........................................  11,888  1,311,484
*   WageWorks, Inc.......................................  39,496  2,085,389
    Waste Management, Inc................................  23,011  2,070,990
#   Watsco, Inc..........................................  11,275  1,945,050
    Watsco, Inc., Class B................................   1,205    201,235
    Watts Water Technologies, Inc., Class A..............  40,033  3,424,823
#*  Welbilt, Inc.........................................  28,056    639,677
#   Werner Enterprises, Inc.............................. 139,074  5,180,506
#*  Wesco Aircraft Holdings, Inc......................... 177,456  2,120,599
*   WESCO International, Inc.............................  86,765  5,292,665
#*  Willdan Group, Inc...................................  11,989    334,253
*   Williams Industrial Services.........................  15,716     43,062
*   Willis Lease Finance Corp............................   8,183    255,473
    Woodward, Inc........................................  35,519  2,955,536

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CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
INDUSTRIALS -- (Continued)
#   WW Grainger, Inc.....................................   7,963 $  2,759,657
*   Xerium Technologies, Inc.............................   6,868       91,825
#*  XPO Logistics, Inc...................................  99,123    9,884,546
    Xylem, Inc...........................................  31,203    2,388,902
*   YRC Worldwide, Inc...................................  20,417      198,862
                                                                  ------------
TOTAL INDUSTRIALS........................................          830,047,141
                                                                  ------------
INFORMATION TECHNOLOGY -- (13.2%)
*   2U, Inc..............................................   1,211       91,624
#*  3D Systems Corp......................................  11,613      141,330
*   ACI Worldwide, Inc................................... 132,905    3,434,265
    Activision Blizzard, Inc.............................  35,492    2,605,823
*   Acxiom Corp..........................................  96,244    3,901,732
*   ADDvantage Technologies Group, Inc...................   7,160       10,382
    ADTRAN, Inc..........................................  76,376    1,241,110
*   Advanced Energy Industries, Inc......................  19,048    1,166,500
#*  Advanced Micro Devices, Inc..........................  43,684      800,728
*   Agilysys, Inc........................................  36,408      598,912
*   Akamai Technologies, Inc.............................  14,301    1,076,293
*   Alarm.com Holdings, Inc..............................   2,100       90,027
*   ALJ Regional Holdings, Inc...........................  26,775       55,424
    Alliance Data Systems Corp...........................   4,398      989,022
*   Alpha & Omega Semiconductor, Ltd.....................  45,919      613,478
*   Alphabet, Inc., Class A..............................  10,540   12,934,899
*   Alphabet, Inc., Class C..............................  11,067   13,471,416
#*  Ambarella, Inc.......................................  30,687    1,202,317
    Amdocs, Ltd..........................................  14,311      967,137
    American Software, Inc., Class A.....................  34,705      519,187
*   Amkor Technology, Inc................................ 450,586    3,911,086
    Amphenol Corp., Class A..............................  24,270    2,269,488
#*  Amtech Systems, Inc..................................  16,793       95,048
    Analog Devices, Inc..................................  17,100    1,643,994
#*  ANGI Homeservices, Inc., Class A.....................  15,392      241,808
*   Anixter International, Inc...........................  60,506    4,410,887
*   ANSYS, Inc...........................................   7,175    1,211,714
*   Appfolio, Inc., Class A..............................   1,201       86,712
    Apple, Inc........................................... 285,245   54,279,271
    Applied Materials, Inc...............................  70,077    3,407,845
#*  Applied Optoelectronics, Inc.........................   3,292      126,512
*   Arista Networks, Inc.................................   8,033    2,054,279
*   ARRIS International P.L.C............................ 213,442    5,391,545
*   Arrow Electronics, Inc...............................  78,718    5,969,973
*   Aspen Technology, Inc................................  13,964    1,337,612
    AstroNova, Inc.......................................   7,311      132,329
*   Asure Software, Inc..................................  15,001      211,364
*   Autodesk, Inc........................................   4,250      545,870
#*  AutoWeb, Inc.........................................   8,758       33,981
*   Aviat Networks, Inc..................................   4,491       68,488
#*  Avid Technology, Inc.................................  30,790      172,732
    Avnet, Inc........................................... 109,267    4,791,358
    AVX Corp............................................. 156,758    3,257,431
*   Aware, Inc...........................................  18,447       69,176
*   Axcelis Technologies, Inc............................  51,440    1,131,680
#*  AXT, Inc.............................................  67,692      511,075
#   Badger Meter, Inc....................................  34,968    1,823,581
    Bel Fuse, Inc., Class A..............................   3,300       64,680
    Bel Fuse, Inc., Class B..............................  16,034      360,765
#   Belden, Inc..........................................  58,917    3,814,876
    Benchmark Electronics, Inc...........................  89,328    2,161,738

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U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
    BK Technologies, Inc.................................   7,900 $    28,045
#   Black Box Corp.......................................  33,815      46,327
*   Black Knight, Inc....................................  43,727   2,258,500
#   Blackbaud, Inc.......................................  12,179   1,215,586
    Booz Allen Hamilton Holding Corp.....................  20,056     948,047
#*  Bottomline Technologies de, Inc......................  22,107   1,191,567
    Broadcom, Inc........................................  12,770   2,832,003
    Broadridge Financial Solutions, Inc..................  21,325   2,409,298
#*  BroadVision, Inc.....................................   4,752       9,504
    Brooks Automation, Inc............................... 102,978   3,149,067
*   BSQUARE Corp.........................................  22,217      51,099
    CA, Inc..............................................  65,881   2,912,599
    Cabot Microelectronics Corp..........................  32,974   3,971,718
*   CACI International, Inc., Class A....................  36,014   6,309,653
*   Cadence Design Systems, Inc..........................  32,200   1,419,698
*   CalAmp Corp..........................................  18,732     426,340
*   Calix, Inc...........................................  98,723     695,997
*   Carbonite, Inc.......................................  21,029     721,295
*   Cardtronics P.L.C., Class A..........................  62,007   1,570,017
#*  Cars.com, Inc........................................ 129,991   3,687,845
    Cass Information Systems, Inc........................  19,003   1,279,852
    CCUR Holdings, Inc...................................   7,430      38,116
    CDW Corp.............................................  27,749   2,333,413
*   CEVA, Inc............................................  27,549     829,225
#*  Ciena Corp........................................... 122,365   3,108,071
#*  Cirrus Logic, Inc.................................... 104,368   4,514,960
    Cisco Systems, Inc................................... 479,871  20,293,745
*   Cision, Ltd..........................................   4,312      65,025
*   Citrix Systems, Inc..................................  10,116   1,112,457
#*  Clearfield, Inc......................................  10,460     135,457
    ClearOne, Inc........................................   2,766       9,404
    Cognex Corp..........................................  35,708   1,884,668
    Cognizant Technology Solutions Corp., Class A........  20,103   1,638,394
#*  Coherent, Inc........................................   3,708     586,086
#   Cohu, Inc............................................  45,191   1,137,909
*   CommScope Holding Co., Inc...........................  40,238   1,292,042
    Communications Systems, Inc..........................  13,122      47,370
*   Computer Task Group, Inc.............................  19,188     115,512
*   comScore, Inc........................................   1,200      24,000
    Comtech Telecommunications Corp......................  30,405   1,021,608
#*  Conduent, Inc........................................ 211,329   3,795,469
#*  Control4 Corp........................................  28,522     725,314
#   Convergys Corp....................................... 127,586   3,138,616
*   CoreLogic, Inc.......................................  46,835   2,280,864
    Corning, Inc......................................... 139,894   4,641,683
*   Cray, Inc............................................  71,074   1,773,296
#*  Cree, Inc............................................ 168,581   7,948,594
#   CSG Systems International, Inc.......................  39,868   1,621,432
    CSP, Inc.............................................   2,269      24,505
    CTS Corp.............................................  64,349   2,245,780
#*  CUI Global, Inc......................................   4,403      12,020
#*  CyberOptics Corp.....................................   7,973     149,494
#   Cypress Semiconductor Corp........................... 242,616   4,320,991
#   Daktronics, Inc......................................  71,052     610,337
#*  DASAN Zhone Solutions, Inc...........................  13,943     129,252
*   Data I/O Corp........................................   3,826      19,398
*   Dell Technologies, Inc., Class V.....................  15,562   1,439,796
#*  Determine, Inc.......................................     628         816
*   DHI Group, Inc.......................................  88,204     185,228

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
INFORMATION TECHNOLOGY -- (Continued)
#   Diebold Nixdorf, Inc.................................  69,023 $  783,411
*   Digi International, Inc..............................  40,420    545,670
*   Diodes, Inc..........................................  90,579  3,365,916
    Dolby Laboratories, Inc., Class A....................  37,536  2,419,195
*   DSP Group, Inc.......................................  32,163    402,038
    DXC Technology Co....................................  57,662  4,886,278
#*  Eastman Kodak Co.....................................   3,721     11,721
*   eBay, Inc............................................  38,237  1,279,028
#   Ebix, Inc............................................  29,521  2,342,491
*   EchoStar Corp., Class A..............................  62,434  2,808,906
*   Edgewater Technology, Inc............................   8,479     43,412
#*  Electro Scientific Industries, Inc...................  58,356  1,052,159
#*  Electronics For Imaging, Inc.........................  64,928  2,215,343
#*  Ellie Mae, Inc.......................................   2,429    241,005
*   EMCORE Corp..........................................  38,308    193,455
*   Endurance International Group Holdings, Inc..........   3,916     32,111
    Entegris, Inc........................................ 107,694  3,785,444
#*  Envestnet, Inc.......................................   6,540    383,244
*   EPAM Systems, Inc....................................   9,710  1,264,339
*   ePlus, Inc...........................................  22,973  2,266,286
*   Etsy, Inc............................................   2,440     99,698
*   Euronet Worldwide, Inc...............................  17,291  1,589,735
    EVERTEC, Inc.........................................   2,200     51,260
*   Evolving Systems, Inc................................   2,350      6,110
*   ExlService Holdings, Inc.............................  48,576  2,897,073
*   F5 Networks, Inc.....................................   5,100    874,038
*   Fabrinet.............................................  68,504  2,679,876
*   Fair Isaac Corp......................................   7,907  1,592,944
*   FARO Technologies, Inc...............................  26,510  1,725,801
    Fidelity National Information Services, Inc..........  23,092  2,381,478
#*  Finisar Corp......................................... 208,181  3,507,850
*   First Data Corp., Class A............................  17,867    415,586
*   First Solar, Inc.....................................  68,637  3,593,147
#*  Fitbit, Inc., Class A................................ 236,135  1,400,281
*   FleetCor Technologies, Inc...........................   8,593  1,864,681
*   Flex, Ltd............................................ 137,641  1,921,468
    FLIR Systems, Inc....................................  52,141  3,055,463
*   FormFactor, Inc...................................... 132,869  1,720,654
*   Fortinet, Inc........................................   7,132    448,674
*   Frequency Electronics, Inc...........................   8,185     67,936
#*  Gartner, Inc.........................................  12,003  1,625,566
    Genpact, Ltd.........................................  66,831  2,030,326
    Global Payments, Inc.................................  25,108  2,826,408
    GlobalSCAPE, Inc.....................................  11,862     43,534
*   Globant SA...........................................   4,065    225,364
*   Glu Mobile, Inc...................................... 148,793    793,067
*   GrubHub, Inc.........................................  18,325  2,233,634
*   GSE Systems, Inc.....................................  26,843     79,187
*   GSI Technology, Inc..................................  26,474    181,347
#*  GTT Communications, Inc..............................  42,732  1,899,437
#*  Guidewire Software, Inc..............................   5,703    491,599
    Hackett Group, Inc. (The)............................  46,964    846,761
#*  Harmonic, Inc........................................ 180,054    828,248
    Hewlett Packard Enterprise Co........................ 309,260  4,774,974
    HP, Inc.............................................. 122,449  2,826,123
*   HubSpot, Inc.........................................     799     99,156
*   IAC/InterActiveCorp..................................   9,305  1,370,161
#*  Ichor Holdings, Ltd..................................  48,532  1,019,172
*   ID Systems, Inc......................................   8,720     59,296

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
*   IEC Electronics Corp.................................   7,468 $    38,684
#*  II-VI, Inc...........................................  88,557   3,471,434
*   Immersion Corp.......................................   3,487      48,957
#*  Infinera Corp........................................ 254,024   2,113,480
*   Information Services Group, Inc......................  25,420     104,222
*   Innodata, Inc........................................  21,458      24,891
#*  Inseego Corp.........................................   6,476      12,175
*   Insight Enterprises, Inc.............................  64,391   3,236,936
#*  Integrated Device Technology, Inc....................  42,895   1,476,875
    Intel Corp........................................... 578,019  27,802,714
    InterDigital, Inc....................................  66,074   5,447,801
#*  Internap Corp........................................  21,245     209,901
*   inTEST Corp..........................................   8,305      60,211
#*  Intevac, Inc.........................................  29,956     140,793
    Intuit, Inc..........................................     692     141,334
*   IPG Photonics Corp...................................  13,262   2,175,498
#*  Iteris, Inc..........................................  13,000      63,830
*   Itron, Inc...........................................  57,166   3,498,559
    j2 Global, Inc.......................................  25,355   2,151,118
    Jabil, Inc........................................... 259,590   7,312,650
    Jack Henry & Associates, Inc.........................  12,784   1,722,005
    Juniper Networks, Inc................................  86,347   2,274,380
*   KEMET Corp........................................... 100,050   2,600,299
*   Key Tronic Corp......................................  11,045      89,244
*   Keysight Technologies, Inc...........................  30,814   1,787,212
*   Kimball Electronics, Inc.............................  29,728     604,965
    KLA-Tencor Corp......................................  17,987   2,112,034
#*  Knowles Corp......................................... 162,093   2,813,934
#*  Kopin Corp...........................................  98,852     302,487
    Kulicke & Soffa Industries, Inc...................... 127,139   3,351,384
*   KVH Industries, Inc..................................  24,237     300,539
    Lam Research Corp....................................  16,776   3,198,177
#*  Lattice Semiconductor Corp........................... 169,515   1,303,570
*   Leaf Group, Ltd......................................  40,535     474,260
    Leidos Holdings, Inc.................................  19,844   1,357,726
*   LGL Group, Inc. (The)................................   2,275      12,399
*   Limelight Networks, Inc.............................. 131,814     587,890
*   Liquidity Services, Inc..............................  47,322     333,620
#   Littelfuse, Inc......................................  13,301   2,883,923
    LogMeIn, Inc.........................................  54,740   4,436,677
*   LRAD Corp............................................   5,386      14,704
#*  Lumentum Holdings, Inc...............................  16,656     870,276
*   Luna Innovations, Inc................................  15,206      51,548
*   Luxoft Holding, Inc..................................   4,935     187,530
#*  MACOM Technology Solutions Holdings, Inc.............  11,776     245,294
#*  MagnaChip Semiconductor Corp.........................  17,121     198,604
#*  Manhattan Associates, Inc............................  20,679     995,073
    ManTech International Corp., Class A.................  46,788   2,800,262
    Marchex, Inc., Class B...............................  50,849     155,089
#*  Marin Software, Inc..................................   1,125       6,244
    Marvell Technology Group, Ltd........................ 116,290   2,478,140
    Maxim Integrated Products, Inc.......................  18,551   1,134,208
    MAXIMUS, Inc.........................................  23,622   1,530,942
#*  MaxLinear, Inc.......................................  30,602     529,721
#*  Maxwell Technologies, Inc............................  40,563     186,184
*   Meet Group, Inc.(The)................................  77,590     315,015
#   Mesa Laboratories, Inc...............................   4,234     856,242
    Methode Electronics, Inc.............................  53,978   2,118,636
#   Microchip Technology, Inc............................  18,917   1,767,415

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
*   Micron Technology, Inc............................... 295,915 $15,621,353
    Microsoft Corp....................................... 278,222  29,513,790
*   MicroStrategy, Inc., Class A.........................  12,085   1,572,863
*   Mimecast, Ltd........................................   5,472     196,500
*   MINDBODY Inc.........................................   2,425      90,574
    MKS Instruments, Inc.................................  78,747   7,425,842
*   MoneyGram International, Inc.........................  28,228     184,611
    Monolithic Power Systems, Inc........................   6,826     905,674
    Monotype Imaging Holdings, Inc.......................  42,079     868,931
    Motorola Solutions, Inc..............................  14,175   1,719,427
#   MTS Systems Corp.....................................  24,693   1,346,386
*   Nanometrics, Inc.....................................  39,517   1,488,210
*   Napco Security Technologies, Inc.....................  18,220     287,876
    National Instruments Corp............................  35,566   1,558,146
#*  NCR Corp.............................................  38,430   1,072,966
#*  NeoPhotonics Corp....................................  61,789     393,596
    NetApp, Inc..........................................  35,822   2,776,921
*   NETGEAR, Inc.........................................  55,174   3,633,208
*   NetScout Systems, Inc................................ 164,268   4,402,382
*   NetSol Technologies, Inc.............................   4,255      24,041
    Network-1 Technologies, Inc..........................   6,962      19,494
*   New Relic, Inc.......................................     973      95,062
    NIC, Inc.............................................  27,990     459,036
*   Novanta, Inc.........................................  31,778   1,981,358
*   Nuance Communications, Inc........................... 181,990   2,687,992
    NVE Corp.............................................   3,647     389,573
*   Oclaro, Inc.......................................... 110,869     937,952
#*  Okta, Inc............................................   1,911      94,881
*   ON Semiconductor Corp................................ 121,400   2,676,870
*   OneSpan, Inc.........................................  52,987     863,688
#*  Optical Cable Corp...................................   6,626      25,179
    Oracle Corp.......................................... 141,867   6,764,219
*   OSI Systems, Inc.....................................  25,683   2,048,476
#*  PAR Technology Corp..................................  21,188     395,792
    Park Electrochemical Corp............................  31,762     702,258
#*  Paycom Software, Inc.................................  15,395   1,635,719
*   Paylocity Holding Corp...............................   1,942     112,636
*   PayPal Holdings, Inc.................................  38,237   3,140,787
    PC Connection, Inc...................................  38,027   1,287,214
#*  PCM, Inc.............................................  19,029     420,541
    PC-Tel, Inc..........................................  23,419     144,964
#*  PDF Solutions, Inc...................................  39,331     412,976
    Pegasystems, Inc.....................................   8,622     479,383
*   Perceptron, Inc......................................  16,338     165,994
*   Perficient, Inc......................................  60,810   1,600,519
    Perspecta, Inc.......................................  28,831     625,633
*   PFSweb, Inc..........................................  20,833     200,413
*   Photronics, Inc...................................... 122,169   1,099,521
*   Pixelworks, Inc......................................  12,025      39,202
    Plantronics, Inc.....................................  28,633   1,965,942
*   Plexus Corp..........................................  54,278   3,225,199
    Power Integrations, Inc..............................  30,787   2,201,270
*   PRGX Global, Inc.....................................  28,843     261,029
    Progress Software Corp...............................  53,908   1,983,275
*   PTC, Inc.............................................   4,999     459,458
*   Pure Storage, Inc., Class A..........................   9,037     195,741
    QAD, Inc., Class A...................................  13,691     681,812
    QAD, Inc., Class B...................................   2,342      91,338
*   Qorvo, Inc...........................................  18,804   1,537,415

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
INFORMATION TECHNOLOGY -- (Continued)
    QUALCOMM, Inc........................................ 106,996 $6,857,374
*   Qualstar Corp........................................   1,082      8,061
#*  Qualys, Inc..........................................   9,699    844,783
#*  Quantenna Communications, Inc........................   9,692    154,394
#*  QuinStreet, Inc......................................  53,347    707,381
*   Qumu Corp............................................  10,312     25,264
*   Rambus, Inc.......................................... 186,338  2,303,138
*   RealNetworks, Inc....................................  74,977    269,167
*   RealPage, Inc........................................   6,900    380,190
    RF Industries, Ltd...................................   7,730     76,914
*   Rhythmone P.L.C......................................   5,070     13,570
*   Ribbon Communications, Inc........................... 109,100    740,243
    Richardson Electronics, Ltd..........................  15,984    146,413
*   RingCentral, Inc., Class A...........................   1,303     96,096
*   Rogers Corp..........................................  25,642  2,989,088
*   Rosetta Stone, Inc...................................  23,564    346,391
*   Rubicon Project, Inc. (The)..........................  74,601    214,851
*   Rudolph Technologies, Inc............................  59,520  1,702,272
    Sabre Corp...........................................   4,028     99,169
*   Sanmina Corp......................................... 136,798  3,980,822
    Sapiens International Corp. NV.......................   1,300     13,416
*   ScanSource, Inc......................................  46,226  1,906,822
    Science Applications International Corp..............  10,183    859,140
*   Seachange International, Inc.........................  76,626    234,476
    Seagate Technology P.L.C.............................  26,898  1,415,373
*   Semtech Corp.........................................  87,919  4,171,757
*   ServiceSource International, Inc.....................   8,495     29,733
*   Shutterstock, Inc....................................   6,356    292,821
#*  Sigma Designs, Inc...................................  73,217    442,963
*   Silicon Laboratories, Inc............................  14,699  1,400,080
    Skyworks Solutions, Inc..............................  22,122  2,092,299
*   SMTC Corp............................................   4,872     12,083
#*  Snap, Inc., Class A..................................  15,573    194,663
#*  SolarEdge Technologies, Inc..........................   6,236    332,067
    SS&C Technologies Holdings, Inc......................  30,610  1,624,473
*   Stamps.com, Inc......................................   7,526  1,964,286
#*  StarTek, Inc.........................................  24,601    188,936
*   Steel Connect, Inc...................................  90,589    192,049
#*  Stratasys, Ltd.......................................  91,618  1,779,222
#*  Super Micro Computer, Inc............................  84,135  1,859,383
*   Sykes Enterprises, Inc...............................  78,760  2,336,022
    Symantec Corp........................................  52,425  1,060,033
*   Synacor, Inc.........................................   4,400      7,920
#*  Synaptics, Inc.......................................  57,127  2,862,634
#*  Synchronoss Technologies, Inc........................  51,098    216,145
    SYNNEX Corp..........................................  48,557  4,684,294
*   Synopsys, Inc........................................  19,173  1,714,641
*   Syntel, Inc..........................................  26,797  1,087,690
*   Tableau Software, Inc., Class A......................   2,518    259,530
*   Take-Two Interactive Software, Inc...................  20,082  2,269,668
    TE Connectivity, Ltd.................................  30,720  2,874,470
*   Tech Data Corp.......................................  51,682  4,310,796
*   TechTarget, Inc......................................  21,822    620,181
*   Telaria, Inc.........................................  52,689    196,530
*   Telenav, Inc.........................................  66,317    358,112
#*  Teradata Corp........................................  54,231  2,076,505
    Teradyne, Inc........................................  35,733  1,545,452
    TESSCO Technologies, Inc.............................  12,033    223,212
    TiVo Corp............................................ 186,876  2,270,543

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
INFORMATION TECHNOLOGY -- (Continued)
    Total System Services, Inc...........................    29,867 $  2,734,025
#*  Trade Desk, Inc. (The), Class A......................       800       67,456
    TransAct Technologies, Inc...........................    10,316      113,992
    Travelport Worldwide, Ltd............................    46,802      884,558
#*  Travelzoo............................................    15,049      195,637
*   Trimble, Inc.........................................    20,226      713,978
*   Trio-Tech International..............................     2,616       12,086
*   TrueCar Inc..........................................    13,517      150,309
*   TSR, Inc.............................................       722        4,910
    TTEC Holdings, Inc...................................    43,097    1,385,569
#*  TTM Technologies, Inc................................   189,945    3,297,445
*   Twilio Inc...........................................     1,622       93,898
*   Tyler Technologies, Inc..............................     3,568      802,764
#*  Ubiquiti Networks, Inc...............................    13,662    1,128,208
#*  Ultimate Software Group, Inc. (The)..................     1,400      387,646
#*  Ultra Clean Holdings, Inc............................    65,671      881,305
#*  Unisys Corp..........................................    16,020      205,857
#   Universal Display Corp...............................    10,171      979,467
#*  Veeco Instruments, Inc...............................   103,434    1,515,308
*   VeriFone Systems, Inc................................   142,395    3,260,845
*   Verint Systems, Inc..................................    74,756    3,356,544
*   VeriSign, Inc........................................     7,900    1,147,317
    Versum Materials, Inc................................     9,541      367,806
#*  ViaSat, Inc..........................................    36,141    2,542,158
#*  Viavi Solutions, Inc.................................   264,841    2,680,191
*   Virtusa Corp.........................................    48,284    2,550,844
#   Vishay Intertechnology, Inc..........................   221,151    5,528,775
*   Vishay Precision Group, Inc..........................    19,686      785,471
    Wayside Technology Group, Inc........................     4,672       63,072
*   Web.com Group, Inc...................................    90,765    2,282,740
    Western Digital Corp.................................    43,461    3,048,789
#   Western Union Co. (The)..............................    46,124      929,860
*   WEX, Inc.............................................    27,280    5,178,290
*   Wireless Telecom Group, Inc..........................     6,719       14,110
*   Worldpay, Inc., Class A..............................    19,002    1,561,774
*   Xcerra Corp..........................................    82,559    1,175,640
    Xerox Corp...........................................   174,772    4,538,829
    Xilinx, Inc..........................................    22,883    1,649,178
*   XO Group, Inc........................................    36,454    1,027,274
    Xperi Corp...........................................    58,211      969,213
#*  Yelp, Inc............................................    14,200      523,696
*   Zebra Technologies Corp., Class A....................    16,779    2,314,327
*   Zedge, Inc., Class B.................................    12,737       37,829
*   Zendesk, Inc.........................................     1,720       93,688
#*  Zillow Group, Inc., Class C..........................    12,236      681,545
#*  Zillow Group, Inc., Class A..........................     7,253      408,852
*   Zix Corp.............................................    45,198      241,357
*   Zynga, Inc., Class A................................. 1,078,919    4,089,103
                                                                    ------------
TOTAL INFORMATION TECHNOLOGY.............................            720,606,032
                                                                    ------------
MATERIALS -- (5.1%)
    A Schulman, Inc......................................    40,741    1,766,122
*   AdvanSix, Inc........................................    59,031    2,388,985
*   AgroFresh Solutions, Inc.............................     3,131       22,261
    Air Products & Chemicals, Inc........................     8,814    1,446,994
#*  AK Steel Holding Corp................................   109,415      506,591
#   Albemarle Corp.......................................    10,551      993,904
*   Alcoa Corp...........................................    84,722    3,665,921
#*  Allegheny Technologies, Inc..........................   140,972    3,919,022

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U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
MATERIALS -- (Continued)
*   American Biltrite, Inc...............................      22 $   11,649
    American Vanguard Corp...............................  53,072  1,151,662
*   Ampco-Pittsburgh Corp................................  20,877    220,252
    AptarGroup, Inc......................................  27,809  2,848,476
#   Ashland Global Holdings, Inc.........................  60,236  4,945,978
    Avery Dennison Corp..................................  20,760  2,380,757
#*  Axalta Coating Systems, Ltd..........................  21,782    658,906
    Balchem Corp.........................................  26,488  2,656,482
#   Ball Corp............................................  25,400    989,838
    Bemis Co., Inc.......................................  73,038  3,353,175
*   Berry Global Group, Inc..............................  24,019  1,173,328
    Boise Cascade Co.....................................  63,957  2,766,140
    Cabot Corp...........................................  51,207  3,384,783
    Carpenter Technology Corp............................  83,077  4,550,127
    Celanese Corp., Series A.............................  20,921  2,470,979
*   Century Aluminum Co.................................. 161,403  2,067,572
    CF Industries Holdings, Inc..........................  63,952  2,840,748
    Chase Corp...........................................  10,420  1,286,870
    Chemours Co. (The)...................................  13,148    602,310
*   Clearwater Paper Corp................................  29,490    666,474
#*  Cleveland-Cliffs, Inc................................ 125,505  1,354,199
*   Coeur Mining, Inc.................................... 315,384  2,207,688
    Commercial Metals Co................................. 217,110  4,850,237
#   Compass Minerals International, Inc..................  51,723  3,509,406
*   Contango ORE, Inc....................................   1,008     22,680
    Core Molding Technologies, Inc.......................  11,901    160,068
#*  Crown Holdings, Inc..................................   6,500    294,255
    Domtar Corp.......................................... 117,520  5,666,814
    DowDuPont, Inc....................................... 117,361  8,070,916
    Eagle Materials, Inc.................................  26,397  2,622,542
    Eastman Chemical Co..................................  32,930  3,412,207
    Ecolab, Inc..........................................   9,795  1,378,157
*   Ferro Corp...........................................  83,574  1,882,087
    Ferroglobe P.L.C..................................... 206,602  1,683,806
#*  Flotek Industries, Inc...............................  94,438    292,758
    FMC Corp.............................................  14,998  1,348,020
    Freeport-McMoRan, Inc................................ 281,466  4,644,189
    Friedman Industries, Inc.............................  10,403    108,087
    FutureFuel Corp......................................  60,794    836,525
*   GCP Applied Technologies, Inc........................  83,770  2,441,896
    Gold Resource Corp...................................  66,685    436,787
    Graphic Packaging Holding Co......................... 252,443  3,667,997
    Greif, Inc., Class A.................................  46,710  2,543,360
    Greif, Inc., Class B.................................   9,363    541,650
    Hawkins, Inc.........................................  16,847    628,393
    Haynes International, Inc............................  21,289    903,931
#   HB Fuller Co.........................................  78,151  4,429,599
    Hecla Mining Co...................................... 690,741  2,210,371
    Huntsman Corp........................................ 125,219  4,198,593
*   Ingevity Corp........................................  19,251  1,918,747
    Innophos Holdings, Inc...............................  34,450  1,556,451
    Innospec, Inc........................................  36,126  2,924,400
    International Flavors & Fragrances, Inc..............   5,882    780,894
    International Paper Co...............................  34,967  1,878,777
#*  Intrepid Potash, Inc................................. 158,883    678,430
    Kaiser Aluminum Corp.................................  21,204  2,366,791
    KapStone Paper and Packaging Corp.................... 165,613  5,760,020
    KMG Chemicals, Inc...................................  22,235  1,596,473
*   Koppers Holdings, Inc................................  25,873    971,531

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U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
MATERIALS -- (Continued)
*   Kraton Corp..........................................  65,250 $3,137,873
    Kronos Worldwide, Inc................................  90,047  2,047,669
    Louisiana-Pacific Corp............................... 108,144  2,911,237
*   LSB Industries, Inc..................................  41,518    272,773
    LyondellBasell Industries NV, Class A................  11,014  1,220,241
#   Martin Marietta Materials, Inc.......................   9,888  1,971,865
    Materion Corp........................................  41,770  2,618,979
#   McEwen Mining, Inc................................... 189,521    424,527
    Mercer International, Inc............................ 113,545  2,038,133
    Minerals Technologies, Inc...........................  53,485  4,043,466
    Mosaic Co. (The)..................................... 156,646  4,716,611
    Myers Industries, Inc................................  62,972  1,357,047
    Neenah, Inc..........................................  28,287  2,483,599
#   NewMarket Corp.......................................   1,937    793,085
    Newmont Mining Corp.................................. 135,487  4,969,663
#   Nexa Resources SA....................................   6,034     80,916
    Northern Technologies International Corp.............   3,755    142,315
    Nucor Corp...........................................  55,655  3,724,989
    Olin Corp............................................ 184,349  5,440,139
    Olympic Steel, Inc...................................  23,685    523,675
*   OMNOVA Solutions, Inc................................  93,009    869,634
*   Owens-Illinois, Inc.................................. 199,180  3,720,682
    Packaging Corp. of America...........................  21,650  2,444,285
    PH Glatfelter Co.....................................  69,980  1,145,573
#*  Platform Specialty Products Corp..................... 429,625  5,310,165
    PolyOne Corp.........................................  38,302  1,717,845
    PPG Industries, Inc..................................  12,416  1,373,955
#   Quaker Chemical Corp.................................  13,002  2,308,375
#   Rayonier Advanced Materials, Inc.....................  73,211  1,320,726
    Reliance Steel & Aluminum Co.........................  96,442  8,699,068
*   Resolute Forest Products, Inc........................  34,903    354,265
#   Royal Gold, Inc......................................  48,449  4,099,270
#   RPM International, Inc...............................  21,508  1,384,470
*   Ryerson Holding Corp.................................  13,533    156,306
    Schnitzer Steel Industries, Inc., Class A............  60,296  1,986,753
    Schweitzer-Mauduit International, Inc................  49,516  2,054,419
#   Scotts Miracle-Gro Co. (The).........................  10,869    863,325
    Sealed Air Corp......................................  36,593  1,612,654
    Sensient Technologies Corp...........................  35,028  2,429,542
    Silgan Holdings, Inc.................................  54,333  1,494,701
    Sonoco Products Co...................................  76,353  4,262,024
    Southern Copper Corp.................................   2,800    138,208
    Steel Dynamics, Inc..................................  53,925  2,539,328
    Stepan Co............................................  37,169  3,255,261
#*  Summit Materials, Inc., Class A...................... 114,596  2,876,360
*   SunCoke Energy, Inc.................................. 143,623  1,638,738
    Synalloy Corp........................................   9,826    212,242
#   Tecnoglass, Inc......................................   4,328     37,481
#*  TimkenSteel Corp.....................................  88,527  1,230,525
*   Trecora Resources....................................  31,420    471,300
    Tredegar Corp........................................  39,626  1,032,257
    Trinseo SA...........................................  14,288  1,067,314
    Tronox, Ltd., Class A................................ 128,038  2,362,301
*   UFP Technologies, Inc................................   5,712    186,782
    United States Lime & Minerals, Inc...................   7,942    617,093
    United States Steel Corp.............................  71,718  2,612,687
*   Universal Stainless & Alloy Products, Inc............  10,431    311,991
#*  US Concrete, Inc.....................................  11,663    588,982
    Valhi, Inc...........................................  15,640     83,830

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
MATERIALS -- (Continued)
#   Valvoline, Inc.......................................    50,527 $  1,141,405
*   Verso Corp., Class A.................................    42,767      892,547
    Vulcan Materials Co..................................    17,482    1,957,984
    Westlake Chemical Corp...............................    20,570    2,205,515
    WestRock Co..........................................   125,687    7,287,332
    Worthington Industries, Inc..........................   101,581    4,756,022
    WR Grace & Co........................................    11,437      844,737
                                                                    ------------
TOTAL MATERIALS..........................................            277,391,099
                                                                    ------------
REAL ESTATE -- (0.5%)
    Alexander & Baldwin, Inc.............................   113,902    2,727,953
*   Altisource Asset Management Corp.....................     1,120       73,416
#*  Altisource Portfolio Solutions SA....................     3,002       99,997
    Capital Properties, Inc., Class A....................       308        4,959
*   CBRE Group, Inc., Class A............................    33,494    1,668,001
    CKX Lands, Inc.......................................       465        4,996
#   Consolidated-Tomoka Land Co..........................     8,853      579,960
*   CorePoint Lodging, Inc...............................    59,274    1,497,261
#*  Five Point Holdings LLC..............................    11,936      133,564
#*  Forestar Group, Inc..................................     5,420      123,034
*   FRP Holdings, Inc....................................    12,520      813,800
    Griffin Industrial Realty, Inc.......................     5,473      227,732
#   HFF, Inc., Class A...................................    21,209      954,617
*   Howard Hughes Corp. (The)............................    29,979    4,063,653
#*  InterGroup Corp. (The)...............................       235        6,944
    Jones Lang LaSalle, Inc..............................    10,789    1,845,027
#   Kennedy-Wilson Holdings, Inc.........................   232,692    4,863,263
#*  Marcus & Millichap, Inc..............................    40,486    1,627,942
*   Maui Land & Pineapple Co., Inc.......................     4,186       53,372
*   Rafael Holdings, Inc., Class B.......................    20,949      190,636
    RE/MAX Holdings, Inc., Class A.......................    24,818    1,260,754
#   Realogy Holdings Corp................................   130,149    2,846,359
    RMR Group, Inc. (The), Class A.......................       834       72,391
#*  St Joe Co. (The).....................................    76,556    1,351,213
*   Stratus Properties, Inc..............................    11,167      343,944
#*  Tejon Ranch Co.......................................    50,510    1,181,934
*   Trinity Place Holdings, Inc..........................    10,000       64,300
                                                                    ------------
TOTAL REAL ESTATE........................................             28,681,022
                                                                    ------------
TELECOMMUNICATIONS SERVICES -- (1.9%)
*   Alaska Communications Systems Group, Inc.............    50,997       82,105
    AT&T, Inc............................................ 1,839,337   58,803,604
    ATN International, Inc...............................    28,678    1,831,951
*   Boingo Wireless, Inc.................................    49,673    1,147,943
#   CenturyLink, Inc.....................................   301,022    5,650,183
#*  Cincinnati Bell, Inc.................................    27,553      367,833
    Cogent Communications Holdings, Inc..................    22,981    1,193,863
#   Consolidated Communications Holdings, Inc............   133,965    1,706,714
#   Frontier Communications Corp.........................    41,246      215,304
    IDT Corp., Class B...................................    41,899      219,970
#*  Iridium Communications, Inc..........................   116,034    2,007,388
#*  ORBCOMM, Inc.........................................    96,120      918,907
*   pdvWireless, Inc.....................................       548       16,385
#   Shenandoah Telecommunications Co.....................    92,702    3,059,166
    Spok Holdings, Inc...................................    38,274      554,973
#*  Sprint Corp..........................................   293,495    1,593,678
    Telephone & Data Systems, Inc........................   179,880    4,541,970
*   T-Mobile US, Inc.....................................    55,466    3,327,960

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
TELECOMMUNICATIONS SERVICES -- (Continued)
*   United States Cellular Corp..........................  33,645 $  1,156,042
    Verizon Communications, Inc.......................... 270,126   13,949,307
*   Vonage Holdings Corp................................. 263,850    3,379,918
#   Windstream Holdings, Inc.............................  17,358       61,100
*   Zayo Group Holdings, Inc.............................  18,594      689,651
                                                                  ------------
TOTAL TELECOMMUNICATIONS SERVICES........................          106,475,915
                                                                  ------------
UTILITIES -- (0.9%)
    AES Corp.............................................  68,477      914,853
    ALLETE, Inc..........................................   8,815      683,427
    Alliant Energy Corp..................................     106        4,555
#   American States Water Co.............................  15,179      912,561
#   Aqua America, Inc....................................  21,570      796,796
    Artesian Resources Corp., Class A....................   5,487      202,415
    Atlantica Yield PLC..................................  42,696      877,403
    Atmos Energy Corp....................................  12,334    1,133,125
    Avangrid, Inc........................................  12,994      650,480
    Avista Corp..........................................  20,799    1,052,013
#   Black Hills Corp.....................................  20,163    1,209,175
    California Water Service Group.......................  22,593      928,572
    Chesapeake Utilities Corp............................   8,754      734,023
    CMS Energy Corp......................................  17,300      836,282
    Connecticut Water Service, Inc.......................   7,188      463,051
    Consolidated Water Co., Ltd..........................  17,333      243,529
    El Paso Electric Co..................................  18,380    1,145,074
    Evergy, Inc..........................................  28,535    1,600,528
    Eversource Energy....................................  15,733      955,308
    Genie Energy, Ltd., Class B..........................  24,408      126,922
    Hawaiian Electric Industries, Inc....................  23,207      816,190
    IDACORP, Inc.........................................   9,260      872,662
    MDU Resources Group, Inc.............................  26,894      779,926
    MGE Energy, Inc......................................  14,929      955,456
    Middlesex Water Co...................................  10,118      448,126
#   National Fuel Gas Co.................................  11,930      640,641
#   New Jersey Resources Corp............................  18,806      869,778
    NiSource, Inc........................................  34,403      900,671
    Northwest Natural Gas Co.............................  12,738      829,881
    NorthWestern Corp....................................  22,368    1,327,093
    NRG Energy, Inc......................................  74,516    2,359,922
    NRG Yield, Inc., Class A.............................   5,203       96,151
    NRG Yield, Inc., Class C.............................  10,067      187,246
    OGE Energy Corp......................................  16,299      590,676
    ONE Gas, Inc.........................................  11,667      898,826
#   Ormat Technologies, Inc..............................  69,266    3,757,680
    Otter Tail Corp......................................  17,943      868,441
#   Pattern Energy Group, Inc., Class A..................  43,434      806,569
    Pinnacle West Capital Corp...........................   7,400      595,182
    PNM Resources, Inc...................................  34,626    1,362,533
    Portland General Electric Co.........................  16,898      766,493
*   Pure Cycle Corp......................................   1,800       19,530
    RGC Resources, Inc...................................   1,634       46,357
    SJW Corp.............................................  12,353      798,992
#   South Jersey Industries, Inc.........................  38,679    1,312,378
    Southwest Gas Holdings, Inc..........................  11,066      865,361
#   Spark Energy, Inc., Class A..........................   2,524       21,580
    Spire, Inc...........................................   9,628      689,365
    UGI Corp.............................................  26,511    1,408,795
    Unitil Corp..........................................   9,001      458,241
    Vectren Corp.........................................  12,520      894,804

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES       VALUE+
                                                           ---------- --------------
UTILITIES -- (Continued)
*    Vistra Energy Corp...................................    186,300 $    4,210,380
     WEC Energy Group, Inc................................      7,951        527,708
     York Water Co. (The).................................      7,798        241,738
                                                                      --------------
TOTAL UTILITIES...........................................                47,695,464
                                                                      --------------
TOTAL COMMON STOCKS.......................................             5,008,035,542
                                                                      --------------
RIGHTS/WARRANTS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
>>   Media General, Inc. Contingent Value Rights..........     38,825          3,882
                                                                      --------------
HEALTHCARE -- (0.0%)
>>   DYAX Corp. CVR.......................................      6,160         20,759
                                                                      --------------
INFORMATION TECHNOLOGY -- (0.0%)
*>>  SMTC Corp. Rights....................................      1,624            374
                                                                      --------------
TOTAL RIGHTS/WARRANTS.....................................                    25,015
                                                                      --------------
PREFERRED STOCKS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
     GCI Liberty, Inc.....................................     14,980        372,553
                                                                      --------------
TOTAL INVESTMENT SECURITIES.                                           5,008,433,110
                                                                      --------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
     State Street Institutional U.S. Government Money
       Market Fund, 1.830%................................ 49,816,061     49,816,061
                                                                      --------------
SECURITIES LENDING COLLATERAL -- (7.5%)
@(S) DFA Short Term Investment Fund....................... 35,318,164    408,666,473
                                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,663,640,909)^^.................................            $5,466,915,644
                                                                      ==============

At July 31, 2018, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                          NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------               --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index.    308     09/21/18  $42,794,759 $43,383,340    $588,581
                                               ----------- -----------    --------
TOTAL FUTURES CONTRACTS..                      $42,794,759 $43,383,340    $588,581
                                               =========== ===========    ========

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                    LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                 -------------- ------- ------- --------------
Common Stocks
   Consumer Discretionary....... $  684,253,547      --   --    $  684,253,547
   Consumer Staples.............    193,263,734      --   --       193,263,734
   Energy.......................    438,289,509      --   --       438,289,509
   Financials...................  1,250,829,649 $24,073   --     1,250,853,722
   Healthcare...................    430,478,357      --   --       430,478,357

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
   Industrials.................. $  830,047,141           --   --    $  830,047,141
   Information Technology.......    720,606,032           --   --       720,606,032
   Materials....................    277,391,099           --   --       277,391,099
   Real Estate..................     28,681,022           --   --        28,681,022
   Telecommunications Services..    106,475,915           --   --       106,475,915
   Utilities....................     47,695,464           --   --        47,695,464
Preferred Stocks................
   Consumer Discretionary.......        372,553           --   --           372,553
Rights/Warrants.................
   Healthcare...................             -- $     20,759   --            20,759
   Consumer Discretionary.......             --        3,882   --             3,882
   Information Technology.......             --          374   --               374
Temporary Cash Investments......     49,816,061           --   --        49,816,061
Securities Lending Collateral...             --  408,666,473   --       408,666,473
Futures Contracts**.............        588,581           --   --           588,581
                                 -------------- ------------   --    --------------
TOTAL........................... $5,058,788,664 $408,715,561   --    $5,467,504,225
                                 ============== ============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                           U.S. SMALL CAP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
COMMON STOCKS -- (87.1%)
CONSUMER DISCRETIONARY -- (14.1%)
*   1-800-Flowers.com, Inc., Class A.....................   642,185 $ 9,311,682
    A.H. Belo Corp., Class A.............................   164,459     723,620
    Aaron's, Inc.........................................   727,525  31,509,108
#   Abercrombie & Fitch Co., Class A.....................   620,148  14,691,306
#   Acushnet Holdings Corp...............................    20,930     505,878
*   Adtalem Global Education, Inc........................   597,204  32,577,478
#   AMC Entertainment Holdings, Inc., Class A............   318,209   5,186,807
#*  AMC Networks, Inc., Class A..........................   197,278  11,893,891
    AMCON Distributing Co................................     2,751     229,709
#*  American Axle & Manufacturing Holdings, Inc.......... 1,161,467  19,419,728
    American Eagle Outfitters, Inc....................... 1,963,139  49,431,840
#*  American Outdoor Brands Corp.........................   560,402   5,307,007
*   American Public Education, Inc.......................   213,523   9,416,364
*   America's Car-Mart, Inc..............................   121,739   7,791,296
    Ark Restaurants Corp.................................    17,486     393,435
#*  Asbury Automotive Group, Inc.........................   232,969  16,377,721
#*  Ascena Retail Group, Inc............................. 2,055,913   7,565,760
#*  Ascent Capital Group, Inc., Class A..................   138,373     398,514
#*  At Home Group, Inc...................................    53,195   1,929,383
#*  AV Homes, Inc........................................   108,018   2,327,788
*   Ballantyne Strong, Inc...............................   110,980     599,292
*   Barnes & Noble Education, Inc........................   666,846   3,747,675
#   Barnes & Noble, Inc.................................. 1,479,251   9,023,431
#   Bassett Furniture Industries, Inc....................   147,081   3,677,025
    BBX Capital Corp.....................................   110,527     963,795
#   Beasley Broadcast Group, Inc., Class A...............    74,299     479,229
*   Beazer Homes USA, Inc................................    54,209     694,417
#   Bed Bath & Beyond, Inc............................... 1,502,954  28,150,328
#*  Belmond, Ltd., Class A...............................   949,466  10,681,492
#   Big 5 Sporting Goods Corp............................   214,163   1,381,351
#   Big Lots, Inc........................................   525,876  22,838,795
#*  Biglari Holdings, Inc., Class A......................       183     178,868
#*  Biglari Holdings, Inc., Class B......................     4,420     837,281
#   BJ's Restaurants, Inc................................   269,487  17,045,053
    Bloomin' Brands, Inc................................. 1,185,005  22,917,997
#*  Blue Apron Holdings, Inc., Class A...................    12,700      30,099
#*  Bojangles', Inc......................................   299,435   3,937,570
#*  Boot Barn Holdings, Inc..............................   322,088   7,533,638
#*  Boston Omaha Corp., Class A..........................     3,893      77,704
    Bowl America, Inc., Class A..........................    10,705     158,434
*   Bridgepoint Education, Inc...........................   428,253   5,614,397
#   Brinker International, Inc...........................   651,847  30,747,623
#   Buckle, Inc. (The)...................................   222,432   5,349,490
#*  Build-A-Bear Workshop, Inc...........................   147,492   1,194,685
#   Cable One, Inc.......................................    17,994  13,025,137
#   Caleres, Inc.........................................   456,717  15,295,452
#   Callaway Golf Co..................................... 1,329,969  25,588,604
*   Cambium Learning Group, Inc..........................   511,488   6,066,248
    Capella Education Co.................................   114,617  11,920,168
*   Career Education Corp................................ 1,239,694  22,810,370
#   Carriage Services, Inc...............................   229,906   5,745,351
*   Carrols Restaurant Group, Inc........................   680,026   9,860,377
    Cato Corp. (The), Class A............................   282,127   7,024,962
*   Cavco Industries, Inc................................   101,906  21,649,930

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
#*  Central European Media Enterprises, Ltd., Class A....   127,629 $   494,562
*   Century Casinos, Inc.................................    26,257     213,995
*   Century Communities, Inc.............................   271,883   8,292,431
#*  Chanticleer Holdings, Inc............................     3,400       9,180
#   Cheesecake Factory, Inc. (The).......................   512,386  28,708,988
#   Chico's FAS, Inc..................................... 1,254,596  10,914,985
#   Children's Place, Inc. (The).........................   265,406  32,618,397
#   Choice Hotels International, Inc.....................   367,185  28,493,556
#*  Christopher & Banks Corp.............................   138,789     136,707
#   Churchill Downs, Inc.................................    34,559   9,882,146
#*  Chuy's Holdings, Inc.................................   278,671   8,819,937
    Citi Trends, Inc.....................................   153,193   4,352,213
*   Clarus Corp..........................................    34,207     307,863
    Clear Channel Outdoor Holdings, Inc., Class A........   175,036     778,910
#   Collectors Universe, Inc.............................   141,109   1,904,972
#*  Conn's, Inc..........................................   214,036   7,255,820
#   Cooper Tire & Rubber Co..............................   862,527  24,625,146
*   Cooper-Standard Holdings, Inc........................   175,578  23,667,914
#   Core-Mark Holding Co., Inc...........................   473,294  11,444,249
#   Cracker Barrel Old Country Store, Inc................   155,915  22,840,768
#*  Crocs, Inc...........................................   968,247  17,534,953
    Crown Crafts, Inc....................................     4,141      21,947
    CSS Industries, Inc..................................    58,103     926,743
    Culp, Inc............................................   161,865   4,014,252
#*  Daily Journal Corp...................................       951     223,276
    Dana, Inc............................................ 1,347,447  28,767,993
#*  Dave & Buster's Entertainment, Inc...................   407,713  20,039,094
*   Deckers Outdoor Corp.................................   639,202  72,121,162
*   Del Frisco's Restaurant Group, Inc...................   229,318   1,960,669
*   Del Taco Restaurants, Inc............................   371,935   4,812,839
    Delphi Technologies P.L.C............................    25,594   1,156,081
#*  Delta Apparel, Inc...................................    17,325     286,556
#*  Denny's Corp.........................................   901,283  13,113,668
#*  Destination Maternity Corp...........................   118,502     481,118
#*  Destination XL Group, Inc............................   416,728     843,874
#   Dick's Sporting Goods, Inc...........................   962,186  32,849,030
*   Differential Brands Group, Inc.......................     5,345      28,756
#   Dillard's, Inc., Class A.............................    24,154   1,938,842
#   Dine Brands Global, Inc..............................   135,222   9,604,819
*   Diversified Restaurant Holdings, Inc.................    71,874      66,124
*   Dixie Group, Inc. (The)..............................   110,009     220,018
#*  Dorman Products, Inc.................................   333,751  24,924,525
    Dover Motorsports, Inc...............................    56,312     112,624
#*  Drive Shack, Inc.....................................   825,022   5,115,136
#   DSW, Inc., Class A...................................   638,801  17,528,699
#*  Duluth Holdings, Inc., Class B.......................    57,411   1,321,601
#   Educational Development Corp.........................    20,890     416,756
#*  El Pollo Loco Holdings, Inc..........................   227,826   2,642,782
#*  Eldorado Resorts, Inc................................    89,636   3,840,903
    Emerald Expositions Events, Inc......................     4,799      92,621
*   Emerson Radio Corp...................................   112,976     162,685
*   Emmis Communications Corp., Class A..................    22,271     108,014
#   Entercom Communications Corp., Class A...............   331,834   2,505,347
    Entravision Communications Corp., Class A............   828,256   4,017,042
    Escalade, Inc........................................    43,648     584,883
#   Ethan Allen Interiors, Inc...........................   330,884   7,444,890
*   EVINE Live, Inc......................................    28,126      39,939
#   EW Scripps Co. (The), Class A........................   702,891   9,207,872
#*  Express, Inc.........................................   740,462   7,130,649

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
    Extended Stay America, Inc...........................   216,064 $ 4,600,003
#*  Famous Dave's of America, Inc........................    49,193     314,835
#*  Fiesta Restaurant Group, Inc.........................   470,155  13,658,003
#*  Five Below, Inc......................................   449,829  43,705,386
    Flanigan's Enterprises, Inc..........................     5,380     155,482
    Flexsteel Industries, Inc............................    59,719   2,139,732
#*  Fluent, Inc..........................................     6,124      14,391
#*  Forward Industries, Inc..............................     5,809       9,991
#*  Fossil Group, Inc....................................   189,884   4,974,961
#*  Fox Factory Holding Corp.............................   375,497  18,662,201
#*  Francesca's Holdings Corp............................   557,716   4,539,808
#   Fred's, Inc., Class A................................   281,696     614,097
*   FTD Cos., Inc........................................   500,123   1,805,444
*   Full House Resorts, Inc..............................     1,337       4,024
#*  Gaia, Inc............................................    85,485   1,555,827
#   GameStop Corp., Class A..............................   966,760  13,931,012
#   Gannett Co., Inc..................................... 1,099,219  11,618,745
#*  GCI Liberty, Inc., Class A...........................   220,946  10,629,712
#*  Genesco, Inc.........................................   390,322  15,886,105
#*  Gentherm, Inc........................................   360,997  16,353,164
#*  G-III Apparel Group, Ltd.............................   467,373  21,358,946
*   Good Times Restaurants, Inc..........................     1,862       7,727
    Graham Holdings Co., Class B.........................    42,156  23,565,204
#*  Grand Canyon Education, Inc..........................   141,265  16,461,610
#*  Gray Television, Inc.................................   718,495  11,100,748
*   Gray Television, Inc., Class A.......................    25,939     370,928
*   Green Brick Partners, Inc............................    53,694     520,832
#   Group 1 Automotive, Inc..............................   195,046  13,651,270
#*  Groupon, Inc......................................... 2,436,866  11,404,533
#   Guess?, Inc..........................................   677,489  15,351,901
#*  Habit Restaurants, Inc. (The), Class A...............   219,322   2,785,389
    Hamilton Beach Brands Holding Co., Class A...........    93,778   2,381,961
*   Harte-Hanks, Inc.....................................    41,173     416,671
#   Haverty Furniture Cos., Inc..........................   166,569   3,298,066
    Haverty Furniture Cos., Inc., Class A................     3,785      76,646
*   Helen of Troy, Ltd...................................   336,806  38,581,127
#*  Hemisphere Media Group, Inc..........................    64,534     774,408
#*  Hibbett Sports, Inc..................................   239,331   5,492,646
*   Hilton Grand Vacations, Inc..........................   109,382   3,783,523
    Hooker Furniture Corp................................   135,949   6,124,502
#*  Horizon Global Corp..................................   441,825   3,070,684
*   Houghton Mifflin Harcourt Co......................... 1,121,360   7,120,636
#*  Hovnanian Enterprises, Inc., Class A.................   535,264     840,364
#*  Iconix Brand Group, Inc..............................   296,286     154,069
    ILG, Inc............................................. 1,237,829  42,494,670
#*  IMAX Corp............................................   233,853   5,168,151
*   Insignia Systems, Inc................................    11,674      19,496
#*  Inspired Entertainment, Inc..........................    11,361      76,119
#*  Installed Building Products, Inc.....................   268,339  14,651,309
#*  iRobot Corp..........................................   268,408  21,271,334
*   J Alexander's Holdings, Inc..........................    36,314     388,560
*   J. Jill, Inc.........................................    98,323     805,265
    Jack in the Box, Inc.................................   370,646  31,223,219
#*  JAKKS Pacific, Inc...................................    62,792     144,422
#*  Jamba, Inc...........................................    38,472     424,731
#*  JC Penney Co., Inc...................................   873,850   2,140,933
    John Wiley & Sons, Inc., Class A.....................   443,617  28,014,414
    Johnson Outdoors, Inc., Class A......................    96,473   7,821,066
*   K12, Inc.............................................   408,673   6,685,890

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                            SHARES     VALUE+
                                                           --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
     KB Home..............................................   789,060 $18,740,175
*    Kirkland's, Inc......................................   146,355   1,665,520
#*   Kona Grill, Inc......................................    90,914     211,375
*    Koss Corp............................................       921       2,275
#*   Lakeland Industries, Inc.............................    63,616     858,816
#*   Lands' End, Inc......................................    13,642     330,819
#*   Laureate Education, Inc., Class A....................   259,715   3,846,379
*>>  Lazare Kaplan International Inc......................     9,600       1,350
     La-Z-Boy, Inc........................................   524,869  16,008,504
#    LCI Industries.......................................   238,699  21,948,373
#*   Lee Enterprises, Inc.................................    73,360     227,416
#*   LGI Homes, Inc.......................................     7,986     412,796
#    Libbey, Inc..........................................   484,939   4,645,716
*    Liberty Expedia Holdings, Inc., Class A..............   140,434   6,764,706
#*   Liberty Latin America, Ltd., Class A.................    63,169   1,205,265
*    Liberty Latin America, Ltd., Class C.................   167,191   3,236,818
#    Liberty Tax, Inc.....................................    52,735     543,171
*    Liberty TripAdvisor Holdings, Inc., Class A..........   737,926  12,286,468
     Lifetime Brands, Inc.................................    98,745   1,199,752
*    Lindblad Expeditions Holdings, Inc...................   264,654   3,504,019
#    Lithia Motors, Inc., Class A.........................   254,114  22,628,852
#*   Live Ventures, Inc...................................     1,158      14,359
*    Luby's, Inc..........................................   247,827     607,176
#*   Lumber Liquidators Holdings, Inc.....................    56,392   1,090,621
*    M/I Homes, Inc.......................................   186,382   4,819,839
*    Malibu Boats, Inc., Class A..........................   273,234  10,270,866
     Marcus Corp. (The)...................................   120,497   4,645,159
#    Marine Products Corp.................................   139,866   2,598,710
*    MarineMax, Inc.......................................   258,997   4,856,194
#    Marriott Vacations Worldwide Corp....................   284,602  33,898,944
*    MCBC Holdings, Inc...................................   201,119   5,019,930
#*   McClatchy Co. (The), Class A.........................    78,549     765,853
#    MDC Holdings, Inc....................................   436,013  12,661,818
#    Meredith Corp........................................   469,482  24,952,968
*    Meritage Homes Corp..................................   317,248  13,689,251
#*   Michaels Cos., Inc. (The)............................   758,266  15,476,209
*    Modine Manufacturing Co..............................   443,816   7,744,589
*    Monarch Casino & Resort, Inc.........................    25,809   1,230,315
#    Monro, Inc...........................................   320,497  21,617,523
#*   Motorcar Parts of America, Inc.......................   269,659   5,824,634
     Movado Group, Inc....................................   117,120   5,832,576
*    MSG Networks, Inc., Class A..........................   760,126  17,900,967
#*   Murphy USA, Inc......................................   413,646  32,777,309
     Nathan's Famous, Inc.................................    67,303   6,612,520
     National CineMedia, Inc..............................   995,955   8,226,588
#*   Nautilus, Inc........................................   644,885   9,189,611
#*   New Home Co., Inc. (The).............................    51,936     478,850
#    New Media Investment Group, Inc......................   367,778   6,616,326
#*   New York & Co., Inc..................................   516,658   2,531,624
#    New York Times Co. (The), Class A.................... 1,593,211  39,511,633
#    Nexstar Media Group, Inc., Class A...................   460,746  34,302,540
#    Nutrisystem, Inc.....................................   305,045  12,201,800
     Office Depot, Inc.................................... 4,965,596  12,463,646
#*   Ollie's Bargain Outlet Holdings, Inc.................   334,792  23,268,044
#*   Overstock.com, Inc...................................   171,956   6,130,231
#    Oxford Industries, Inc...............................   181,384  16,709,094
     P&F Industries, Inc., Class A........................    10,000      85,100
#    Papa John's International, Inc.......................   462,190  19,393,492
#*   Party City Holdco, Inc...............................    64,685   1,018,789

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
    Peak Resorts, Inc....................................     3,001 $    14,855
*   Pegasus Cos., Inc. (The).............................       170      37,485
#*  Penn National Gaming, Inc............................   217,497   6,970,779
#   Penske Automotive Group, Inc.........................   343,617  17,936,807
*   Perry Ellis International, Inc.......................    89,016   2,496,009
#   PetMed Express, Inc..................................   341,269  12,671,318
#   Pier 1 Imports, Inc.................................. 1,441,033   3,112,631
*   Pinnacle Entertainment, Inc..........................   133,265   4,429,729
*   Planet Fitness, Inc., Class A........................   723,119  34,362,615
*   Playa Hotels & Resorts NV............................    25,871     268,800
#*  Potbelly Corp........................................   367,640   4,558,736
    RCI Hospitality Holdings, Inc........................    88,481   2,869,439
*   Reading International, Inc., Class A.................   176,893   2,794,909
#*  Reading International, Inc., Class B.................     2,710      66,937
#*  Red Lion Hotels Corp.................................   202,118   2,526,475
#*  Red Robin Gourmet Burgers, Inc.......................   139,762   6,610,743
    Red Rock Resorts, Inc., Class A......................    58,690   2,074,105
#*  Regis Corp...........................................   429,038   7,491,003
#   Rent-A-Center, Inc...................................   138,148   2,050,116
#*  RH...................................................    72,517   9,852,160
    Rocky Brands, Inc....................................    87,813   2,269,966
    Ruth's Hospitality Group, Inc........................   616,387  17,844,404
    Saga Communications, Inc., Class A...................    19,410     734,669
    Salem Media Group, Inc...............................   202,726   1,003,494
#*  Sally Beauty Holdings, Inc........................... 1,198,826  19,768,641
    Scholastic Corp......................................   170,653   7,126,469
#*  Scientific Games Corp., Class A......................   302,456  14,533,011
#*  SeaWorld Entertainment, Inc..........................   109,174   2,325,406
#*  Sequential Brands Group, Inc.........................     8,077      17,527
#*  Shake Shack, Inc., Class A...........................    41,560   2,590,435
#*  Shiloh Industries, Inc...............................   261,049   2,153,654
#   Shoe Carnival, Inc...................................   144,404   4,529,953
#*  Shutterfly, Inc......................................   379,637  31,228,940
#   Signet Jewelers, Ltd.................................   636,023  36,723,968
#   Sinclair Broadcast Group, Inc., Class A..............   743,145  19,173,141
#   skyline Champion Corp................................    93,046   2,389,421
#*  Sleep Number Corp....................................   471,600  13,435,884
#*  Social Reality, Inc..................................     8,651      37,632
#   Sonic Automotive, Inc., Class A......................   305,806   6,223,152
#   Sonic Corp...........................................   616,158  21,657,954
#*  Sotheby's............................................   641,353  34,062,258
    Speedway Motorsports, Inc............................   289,466   5,109,075
#*  Sportsman's Warehouse Holdings, Inc..................   400,625   2,039,181
#   Stage Stores, Inc....................................   199,015     423,902
    Standard Motor Products, Inc.........................   253,587  12,359,830
#*  Stein Mart, Inc......................................    64,549     142,653
    Steven Madden, Ltd...................................   635,515  34,349,586
*   Stoneridge, Inc......................................   516,477  17,560,218
    Strategic Education, Inc.............................   116,509  13,729,421
#   Strattec Security Corp...............................    29,906     986,898
#   Sturm Ruger & Co., Inc...............................   178,046   9,650,093
    Superior Group of Cos, Inc...........................   121,772   2,552,341
#   Superior Industries International, Inc...............   241,344   4,428,662
*   Sypris Solutions, Inc................................   166,659     243,322
#   Tailored Brands, Inc.................................   270,490   5,453,078
*   Tandy Leather Factory, Inc...........................    84,087     655,879
*   Taylor Morrison Home Corp., Class A.................. 1,116,196  21,799,308
#   TEGNA, Inc...........................................   311,600   3,436,948
#*  Tempur Sealy International, Inc......................   317,275  15,505,229

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES       VALUE+
                                                          --------- --------------
CONSUMER DISCRETIONARY -- (Continued)
    Tenneco, Inc.........................................   489,021 $   22,543,868
#   Texas Roadhouse, Inc.................................   529,034     33,244,497
#   Tile Shop Holdings, Inc..............................   603,889      5,012,279
    Tilly's, Inc., Class A...............................   232,085      3,597,317
*   TopBuild Corp........................................   319,605     23,740,259
    Tower International, Inc.............................   280,200      9,050,460
#*  Town Sports International Holdings, Inc..............   277,644      2,998,555
#   Townsquare Media, Inc., Class A......................    93,065        603,061
*   Trans World Entertainment Corp.......................   418,491        393,800
*   TravelCenters of America LLC.........................   139,405        648,233
#*  TRI Pointe Group, Inc................................ 1,630,820     23,108,719
    Tribune Media Co., Class A...........................    78,365      2,652,655
*   tronc, Inc...........................................   312,589      4,888,892
#*  Tuesday Morning Corp.................................   300,124        870,360
    Tupperware Brands Corp...............................   439,073     16,118,370
#*  Turtle Beach Corp....................................   127,684      3,471,728
*   Unifi, Inc...........................................   142,836      4,309,362
#   Unique Fabricating, Inc..............................       993          8,242
#*  Universal Electronics, Inc...........................   175,560      6,135,822
*   Universal Technical Institute, Inc...................   129,636        421,317
#*  Urban One, Inc.......................................   904,373      1,944,402
#*  Urban Outfitters, Inc................................   372,641     16,545,260
*   US Auto Parts Network, Inc...........................   351,120        481,034
#*  Vera Bradley, Inc....................................   377,836      5,021,440
*   Vince Holding Corp...................................    14,411        255,219
#*  Vista Outdoor, Inc...................................   582,246      9,455,675
#*  Visteon Corp.........................................   283,116     33,147,221
#*  Vitamin Shoppe, Inc..................................   340,853      2,846,123
#*  VOXX International Corp..............................   245,483      1,288,786
*   Vuzix Corp...........................................     3,615         22,413
#*  Weight Watchers International, Inc...................   241,906     21,657,844
#   Wendy's Co. (The).................................... 1,829,597     30,517,678
    Weyco Group, Inc.....................................    64,677      2,253,993
#*  William Lyon Homes, Class A..........................   347,858      7,593,740
#   Wingstop, Inc........................................   288,257     14,225,483
    Winmark Corp.........................................    42,024      6,185,933
#   Winnebago Industries, Inc............................   359,107     14,328,369
#   Wolverine World Wide, Inc............................ 1,151,243     40,730,977
#   World Wrestling Entertainment, Inc., Class A.........   111,157      8,793,630
*   ZAGG, Inc............................................   642,899      9,579,195
#*  Zoe's Kitchen, Inc...................................     1,828         17,823
#*  Zumiez, Inc..........................................   258,647      5,858,355
                                                                    --------------
TOTAL CONSUMER DISCRETIONARY.............................            3,040,326,903
                                                                    --------------
CONSUMER STAPLES -- (3.8%)
#*  22nd Century Group, Inc..............................    63,685        159,213
    Alico, Inc...........................................    43,907      1,405,024
#*  Alliance One International, Inc......................   116,211      1,905,860
#   Andersons, Inc. (The)................................   231,274      8,152,408
*   Avon Products, Inc................................... 3,530,885      5,614,107
#   B&G Foods, Inc.......................................   612,673     19,237,932
#*  Boston Beer Co., Inc. (The), Class A.................    88,114     24,226,944
*   Bridgford Foods Corp.................................    17,369        237,955
#   Calavo Growers, Inc..................................   181,535     16,791,987
#*  Cal-Maine Foods, Inc.................................   413,323     18,599,535
#   Casey's General Stores, Inc..........................    71,766      7,849,765
#*  CCA Industries, Inc..................................    16,064         44,176
#*  Central Garden & Pet Co..............................   113,866      4,915,595
*   Central Garden & Pet Co., Class A....................   370,076     14,847,449

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
CONSUMER STAPLES -- (Continued)
#*  Chefs' Warehouse, Inc. (The).........................   363,673 $ 9,800,987
#   Coca-Cola Bottling Co. Consolidated..................    69,581  10,097,595
*   Coffee Holding Co., Inc..............................    11,600      63,220
#*  Craft Brew Alliance, Inc.............................   353,382   6,996,964
*   Darling Ingredients, Inc............................. 1,802,993  36,222,129
#   Dean Foods Co........................................ 1,144,457  11,238,568
#*  Edgewell Personal Care Co............................   498,594  26,854,273
#   Energizer Holdings, Inc..............................   569,884  36,290,213
#*  Farmer Brothers Co...................................   219,527   6,333,354
#   Flowers Foods, Inc...................................    13,008     265,363
    Fresh Del Monte Produce, Inc.........................   413,107  14,995,784
#*  Hostess Brands, Inc..................................   573,167   8,030,070
#   Ingles Markets, Inc., Class A........................   125,545   3,734,964
    Inter Parfums, Inc...................................   315,820  19,012,364
    J&J Snack Foods Corp.................................   184,087  26,685,252
    John B. Sanfilippo & Son, Inc........................   195,668  15,040,999
    Lancaster Colony Corp................................   189,241  27,445,622
*   Landec Corp..........................................   241,567   3,381,938
*   Lifevantage Corp.....................................   115,035   1,111,238
*   Lifeway Foods, Inc...................................    59,641     221,865
    Limoneira Co.........................................    87,248   2,378,380
    Mannatech, Inc.......................................     8,053     159,852
    Medifast, Inc........................................   232,997  40,000,925
#   MGP Ingredients, Inc.................................   199,256  16,352,940
#*  National Beverage Corp...............................   152,977  16,140,603
*   Natural Alternatives International, Inc..............    56,385     572,308
#*  Natural Grocers by Vitamin Cottage, Inc..............   171,428   2,274,850
    Natural Health Trends Corp...........................    13,126     313,318
*   Nature's Sunshine Products, Inc......................    78,929     623,539
    Nu Skin Enterprises, Inc., Class A...................   350,762  25,553,012
    Oil-Dri Corp. of America.............................    43,451   1,840,584
#*  Orchids Paper Products Co............................    74,560     375,037
*   Performance Food Group Co............................   389,285  13,955,867
#   PriceSmart, Inc......................................   288,589  23,592,151
*   Primo Water Corp.....................................   463,086   8,127,159
#*  Revlon, Inc., Class A................................   308,912   4,819,027
#*  RiceBran Technologies................................    29,607      71,353
#*  Rite Aid Corp........................................ 2,000,688   4,021,383
    Rocky Mountain Chocolate Factory, Inc................    37,409     384,190
#   Sanderson Farms, Inc.................................   317,453  32,008,786
    Seaboard Corp........................................     1,598   5,813,524
*   Seneca Foods Corp., Class A..........................    65,836   1,774,280
*   Seneca Foods Corp., Class B..........................     2,794      78,721
#*  Smart & Final Stores, Inc............................   483,080   2,850,172
    SpartanNash Co.......................................   339,886   8,143,669
#*  Spectrum Brands Holdings, Inc........................   215,735  18,848,767
#*  Sprouts Farmers Market, Inc.......................... 1,034,885  22,239,679
#*  SUPERVALU, Inc.......................................   452,263  14,617,140
*   Tofutti Brands, Inc..................................     8,340      22,435
#   Tootsie Roll Industries, Inc.........................   196,621   5,878,968
#*  TreeHouse Foods, Inc.................................   504,976  23,981,310
#   Turning Point Brands, Inc............................    85,226   2,851,662
#*  United Natural Foods, Inc............................   598,551  19,273,342
#   United-Guardian, Inc.................................    19,179     354,812
    Universal Corp.......................................   238,233  16,461,900
#*  USANA Health Sciences, Inc...........................   193,202  25,550,964
#   Vector Group, Ltd.................................... 1,492,217  27,531,404
#   Village Super Market, Inc., Class A..................    76,420   2,057,991
#   WD-40 Co.............................................   141,621  22,680,603

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
CONSUMER STAPLES -- (Continued)
#   Weis Markets, Inc....................................   159,806 $  8,170,881
                                                                    ------------
TOTAL CONSUMER STAPLES...................................            810,558,200
                                                                    ------------
ENERGY -- (5.7%)
*   Abraxas Petroleum Corp............................... 1,555,990    4,045,574
    Adams Resources & Energy, Inc........................    22,712      908,480
#*  Alta Mesa Resources, Inc.............................   109,756      662,926
#*  Approach Resources, Inc..............................     6,605       15,192
#   Arch Coal, Inc., Class A.............................   219,053   18,529,693
    Archrock, Inc........................................   642,943    8,776,172
*   Ardmore Shipping Corp................................    97,989      661,426
#*  Aspen Aerogels, Inc..................................     5,290       26,873
*   Barnwell Industries, Inc.............................    32,713       66,735
*   Basic Energy Services, Inc...........................   363,691    4,102,434
*   Bonanza Creek Energy, Inc............................   213,314    7,935,281
#   Bristow Group, Inc...................................   546,837    7,644,781
#*  California Resources Corp............................   200,844    7,312,730
#*  Callon Petroleum Co.................................. 2,287,461   24,613,080
#*  CARBO Ceramics, Inc..................................    73,336      684,225
#*  Carrizo Oil & Gas, Inc...............................   925,833   26,089,974
#*  Chesapeake Energy Corp............................... 5,502,931   25,973,834
*   Clean Energy Fuels Corp.............................. 1,421,229    4,050,503
#*  Cloud Peak Energy, Inc...............................   800,749    2,089,955
*   CNX Resources Corp................................... 2,381,137   38,764,910
*   CONSOL Energy, Inc...................................    56,003    2,331,405
#*  Contango Oil & Gas Co................................   326,936    1,834,111
#*  Covia Holdings Corp..................................     1,475       26,594
#   CVR Energy, Inc......................................   220,736    8,672,717
*   Dawson Geophysical Co................................   308,437    2,408,893
#   Delek US Holdings, Inc...............................   848,460   45,239,887
#*  Denbury Resources, Inc............................... 2,862,492   12,909,839
#   DHT Holdings, Inc....................................   779,822    3,314,244
#*  Diamond Offshore Drilling, Inc.......................   332,885    6,391,392
#*  Dorian LPG, Ltd......................................   271,482    2,307,597
#*  Dril-Quip, Inc.......................................   415,753   21,432,067
#*  Earthstone Energy, Inc., Class A.....................   190,636    1,856,795
#*  Eclipse Resources Corp...............................   139,280      224,241
*   Energy XXI Gulf Coast Inc............................    33,340      298,393
    EnLink Midstream LLC.................................   818,017   13,047,371
#   Ensco P.L.C., Class A................................ 4,486,161   33,332,176
*   Era Group, Inc.......................................   245,847    3,473,818
    Evolution Petroleum Corp.............................   348,986    3,751,600
*   Exterran Corp........................................   285,958    7,926,756
#*  Extraction Oil & Gas, Inc............................   419,118    6,337,064
#*  Forum Energy Technologies, Inc....................... 1,123,459   14,773,486
#   Frank's International NV.............................   194,891    1,642,931
#   GasLog, Ltd..........................................   492,878    8,304,994
#*  Geospace Technologies Corp...........................   144,587    2,034,339
#*  Gevo, Inc............................................    21,653       84,230
#*  Goodrich Petroleum Corp..............................     4,683       59,053
#   Green Plains, Inc....................................   357,847    5,940,260
    Gulf Island Fabrication, Inc.........................   189,416    1,714,215
#*  Gulfmark Offshore, Inc...............................       394       14,850
#*  Gulfport Energy Corp................................. 1,698,982   19,555,283
#*  Halcon Resources Corp................................   997,486    3,900,170
    Hallador Energy Co...................................    60,035      420,845
*   Helix Energy Solutions Group, Inc.................... 1,753,363   17,551,164
#*  HighPoint Resources Corp.............................   764,381    4,999,052
#*  Hornbeck Offshore Services, Inc......................   216,380    1,029,969

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
ENERGY -- (Continued)
#*  Independence Contract Drilling, Inc..................    71,913 $   289,809
#*  International Seaways, Inc...........................   189,209   4,119,080
*   ION Geophysical Corp.................................   170,063   4,353,613
#*  Jagged Peak Energy, Inc..............................    46,262     661,547
#*  Keane Group, Inc.....................................   336,321   4,745,489
#*  Key Energy Services, Inc.............................    11,191     187,561
#*  Kosmos Energy, Ltd................................... 3,654,065  27,697,813
#*  Laredo Petroleum, Inc................................ 1,929,360  17,981,635
#*  Lonestar Resources US, Inc., Class A.................    59,425     546,710
#*  Mammoth Energy Services, Inc.........................    15,662     582,940
#*  Matador Resources Co................................. 1,161,439  38,908,206
*   Matrix Service Co....................................   243,640   4,860,618
#*  McDermott International, Inc......................... 1,236,150  22,263,062
*   Midstates Petroleum Co., Inc.........................    61,693     808,795
*   Mitcham Industries, Inc..............................   112,906     435,817
#   Nabors Industries, Ltd............................... 4,081,153  24,405,295
    NACCO Industries, Inc., Class A......................    47,865   1,579,545
*   Natural Gas Services Group, Inc......................    87,089   1,924,667
#*  NCS Multistage Holdings, Inc.........................     1,798      28,516
*   Newpark Resources, Inc............................... 1,287,910  14,231,406
#*  Noble Corp. P.L.C.................................... 2,726,939  15,925,324
#   Nordic American Offshore, Ltd........................       129         142
#*  Northern Oil and Gas, Inc............................   452,678   1,683,962
#*  Oasis Petroleum, Inc................................. 3,014,758  36,840,343
#   Oceaneering International, Inc....................... 1,046,887  28,642,828
#*  Oil States International, Inc........................   612,031  21,359,882
*   Overseas Shipholding Group, Inc., Class A............   280,929   1,011,344
#*  Pacific Ethanol, Inc.................................   465,998   1,363,044
    Panhandle Oil and Gas, Inc., Class A.................   156,577   3,194,171
#*  Par Pacific Holdings, Inc............................   206,116   3,609,091
*   Parker Drilling Co...................................    51,881     238,652
    Patterson-UTI Energy, Inc............................   297,704   5,120,509
    PBF Energy, Inc., Class A............................   876,286  40,922,556
#*  PDC Energy, Inc......................................   670,847  42,249,944
*   Penn Virginia Corp...................................    99,634   8,421,066
#*  PHI, Inc.............................................     4,419      39,329
#*  PHI, Inc. Non-Voting.................................   125,485   1,042,780
*   Pioneer Energy Services Corp......................... 1,168,920   3,857,436
#*  Profire Energy, Inc..................................     4,490      15,625
#*  ProPetro Holding Corp................................   278,780   4,583,143
*   QEP Resources, Inc................................... 2,475,390  25,719,302
#   Range Resources Corp................................. 1,131,434  17,458,027
#*  Renewable Energy Group, Inc..........................   542,696   9,252,967
#*  Resolute Energy Corp.................................    17,336     532,909
#*  REX American Resources Corp..........................    52,182   4,018,014
*   RigNet, Inc..........................................   140,283   1,725,481
#*  Ring Energy, Inc.....................................   623,785   7,709,983
#*  Rowan Cos. P.L.C., Class A........................... 1,242,403  17,989,995
#   RPC, Inc.............................................   354,123   5,241,020
#*  Sanchez Energy Corp..................................   159,346     709,090
*   SandRidge Energy, Inc................................    47,200     770,304
#   Scorpio Tankers, Inc................................. 4,286,215   9,215,362
#*  SEACOR Holdings, Inc.................................   156,660   8,266,948
#*  SEACOR Marine Holdings, Inc..........................   184,714   4,673,264
#*  Select Energy Services, Inc., Class A................    74,512   1,138,543
#   SemGroup Corp., Class A..............................   796,757  20,038,439
#   Ship Finance International, Ltd......................   502,752   7,315,042
*   SilverBow Resources, Inc.............................     5,554     169,230
#   SM Energy Co......................................... 1,274,630  35,065,071

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES       VALUE+
                                                          --------- --------------
ENERGY -- (Continued)
#*  Smart Sand, Inc......................................    30,593 $      177,439
#*  Solaris Oilfield Infrastructure, Inc., Class A.......   239,707      3,761,003
#*  Southwestern Energy Co............................... 4,674,521     24,027,038
#*  SRC Energy, Inc...................................... 3,316,843     37,546,663
#*  Superior Energy Services, Inc........................ 1,562,672     15,376,692
#*  Talos Energy, Inc....................................   149,055      5,535,903
#   Teekay Corp..........................................    23,447        163,426
#   Teekay Tankers, Ltd., Class A........................    87,732         83,214
*   TETRA Technologies, Inc.............................. 1,639,468      7,066,107
#*  Tidewater, Inc.......................................     1,771         60,798
#*  Ultra Petroleum Corp................................. 1,976,039      3,497,589
#*  Unit Corp............................................   587,380     14,625,762
#   US Silica Holdings, Inc..............................   786,598     21,206,682
#*  VAALCO Energy, Inc...................................   150,020        456,061
*   W&T Offshore, Inc.................................... 1,565,056     10,861,489
#*  Whiting Petroleum Corp...............................   904,281     44,897,552
*   WildHorse Resource Development Corp..................   292,383      6,411,959
#   World Fuel Services Corp.............................   469,640     13,070,081
                                                                    --------------
TOTAL ENERGY.............................................            1,218,664,323
                                                                    --------------
FINANCIALS -- (17.2%)
#   1st Constitution Bancorp.............................     7,582        168,700
    1st Source Corp......................................   221,065     12,503,436
#   Access National Corp.................................    87,285      2,424,777
#*  Allegiance Bancshares, Inc...........................    39,568      1,778,582
    A-Mark Precious Metals, Inc..........................    78,014      1,041,487
*   Ambac Financial Group, Inc...........................   343,379      7,011,799
    American Equity Investment Life Holding Co...........   880,592     31,463,552
    American National Bankshares, Inc....................    53,790      2,167,737
    American National Insurance Co.......................    67,113      8,656,906
    American River Bankshares............................     8,888        139,097
#   Ameris Bancorp.......................................   424,762     19,793,909
    AMERISAFE, Inc.......................................   232,476     14,599,493
    AmeriServ Financial, Inc.............................   279,750      1,216,913
#   AmTrust Financial Services, Inc......................   205,525      2,976,002
    Argo Group International Holdings, Ltd...............   187,029     11,698,664
#   Arrow Financial Corp.................................   126,808      4,907,470
    Artisan Partners Asset Management, Inc., Class A.....   480,615     16,557,187
    Aspen Insurance Holdings, Ltd........................   871,501     35,252,215
    Associated Banc-Corp................................. 1,292,346     34,893,342
#   Associated Capital Group, Inc., Class A..............     3,871        144,195
    Assured Guaranty, Ltd................................   124,007      4,826,352
    Asta Funding, Inc....................................     5,727         17,754
    Atlantic American Corp...............................    20,640         52,632
*   Atlantic Capital Bancshares, Inc.....................    61,673      1,100,863
*   Atlanticus Holdings Corp.............................    73,372        168,756
#*  Atlas Financial Holdings, Inc........................   132,001      1,115,408
#   Auburn National Bancorporation, Inc..................     2,786        135,093
#   Banc of California, Inc..............................   416,404      8,328,080
    BancFirst Corp.......................................   207,628     12,893,699
*   Bancorp, Inc. (The)..................................   675,948      6,563,455
#   BancorpSouth Bank.................................... 1,522,695     50,096,665
    Bank of Commerce Holdings............................    31,721        396,513
#   Bank of Hawaii Corp..................................   381,026     30,668,783
    Bank of Marin Bancorp................................    36,108      3,208,196
    Bank of NT Butterfield & Son, Ltd. (The).............    48,548      2,401,184
    Bank of South Carolina Corp..........................       508         10,389
    BankFinancial Corp...................................   134,611      2,253,388
    Bankwell Financial Group, Inc........................     1,869         60,743

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
    Banner Corp..........................................   349,465 $22,005,811
    Bar Harbor Bankshares................................    73,112   2,118,055
#*  Baycom Corp..........................................     5,747     139,422
    BCB Bancorp, Inc.....................................    40,860     608,814
    Beneficial Bancorp, Inc..............................   680,570  11,059,262
*   Berkshire Bancorp, Inc...............................     9,100     118,755
#   Berkshire Hills Bancorp, Inc.........................   396,380  16,093,028
    BGC Partners, Inc., Class A..........................   398,444   4,279,289
*   Blucora, Inc.........................................   304,434  10,579,081
#   Blue Capital Reinsurance Holdings, Ltd...............    36,461     406,540
    Blue Hills Bancorp, Inc..............................    66,734   1,461,475
#*  BofI Holding, Inc....................................   516,558  20,156,093
    Boston Private Financial Holdings, Inc............... 1,168,444  16,825,594
    Bridge Bancorp, Inc..................................   120,418   4,310,964
    BrightSphere Investment Group P.L.C..................   353,928   5,043,474
#   Brookline Bancorp, Inc...............................   753,537  13,714,373
    Bryn Mawr Bank Corp..................................   192,448   9,401,085
*   BSB Bancorp, Inc.....................................    15,625     526,563
    C&F Financial Corp...................................    14,368     898,000
    Cadence BanCorp......................................    16,710     455,013
#   California First National Bancorp....................    12,327     208,943
#   Cambridge Bancorp....................................     4,156     373,832
    Camden National Corp.................................   152,758   7,042,144
*   Cannae Holdings, Inc.................................    52,797     963,545
    Capital City Bank Group, Inc.........................    87,132   2,110,337
    Capitol Federal Financial, Inc....................... 1,920,435  25,100,085
#*  Capstar Financial Holdings, Inc......................    12,103     216,644
    Carolina Financial Corp..............................    89,181   3,723,307
#   Cathay General Bancorp............................... 1,533,107  63,761,920
    CenterState Banks Corp...............................   625,969  17,370,640
    Central Pacific Financial Corp.......................   276,220   7,612,623
    Central Valley Community Bancorp.....................    15,564     334,470
    Century Bancorp, Inc., Class A.......................    16,180   1,251,523
    Charter Financial Corp...............................    68,169   1,539,938
    Chemical Financial Corp..............................   622,548  35,360,726
#   Citizens & Northern Corp.............................    40,863   1,106,570
    Citizens Community Bancorp, Inc......................     2,440      34,160
#   Citizens First Corp..................................       400      10,420
    Citizens Holding Co..................................     2,717      62,627
#*  Citizens, Inc........................................   201,927   1,597,243
#   City Holding Co......................................   150,502  12,112,401
#   Civista Bancshares, Inc..............................    10,396     257,093
    CNB Financial Corp...................................    87,097   2,700,878
    CNO Financial Group, Inc.............................   862,479  17,551,448
    CoBiz Financial, Inc.................................   501,570  10,984,383
    Codorus Valley Bancorp, Inc..........................     6,363     198,716
#   Cohen & Steers, Inc..................................   321,745  13,477,898
    Colony Bankcorp, Inc.................................    13,230     218,957
#   Columbia Banking System, Inc......................... 1,055,984  43,221,425
#   Community Bank System, Inc...........................   620,520  39,247,890
*   Community Bankers Trust Corp.........................    91,150     865,925
    Community Trust Bancorp, Inc.........................   168,079   8,206,457
    Community West Bancshares............................     6,650      80,133
    ConnectOne Bancorp, Inc..............................   280,566   6,958,037
#*  Consumer Portfolio Services, Inc.....................   208,195     697,453
#*  Cowen, Inc...........................................   125,183   1,965,373
#   Crawford & Co., Class A..............................   211,834   1,796,352
    Crawford & Co., Class B..............................   185,134   1,577,342
#*  Customers Bancorp, Inc...............................   345,520   8,800,394

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
#   CVB Financial Corp................................... 1,347,879 $32,241,266
    Diamond Hill Investment Group, Inc...................    36,022   6,906,858
#   Dime Community Bancshares, Inc.......................   409,586   7,044,879
    Donegal Group, Inc., Class A.........................   175,734   2,567,474
    Donegal Group, Inc., Class B.........................     5,267      67,418
*   Donnelley Financial Solutions, Inc...................   413,975   8,610,680
    Eagle Bancorp Montana, Inc...........................       225       4,286
*   Eagle Bancorp, Inc...................................   344,355  18,612,388
#*  eHealth, Inc.........................................   227,691   5,405,384
*   Elevate Credit, Inc..................................     5,480      51,074
    EMC Insurance Group, Inc.............................   120,068   3,214,220
    Employers Holdings, Inc..............................   339,913  15,788,959
#*  Encore Capital Group, Inc............................   241,047   8,701,797
*   Enova International, Inc.............................   442,605  13,720,755
*   Enstar Group, Ltd....................................    43,400   9,383,080
*   Entegra Financial Corp...............................    20,684     602,939
    Enterprise Bancorp, Inc..............................    22,675     861,423
    Enterprise Financial Services Corp...................   247,199  13,904,944
*   Equity Bancshares, Inc., Class A.....................    56,002   2,268,081
    ESSA Bancorp, Inc....................................    49,020     769,614
*   Essent Group, Ltd....................................   547,748  21,033,523
#   Evans Bancorp, Inc...................................    14,942     700,033
    Evercore, Inc., Class A..............................   279,198  31,549,374
#*  EZCORP, Inc., Class A................................   475,911   5,449,181
    Farmers & Merchants Bancorp, Inc.....................     1,608      74,997
    Farmers Capital Bank Corp............................    36,958   2,080,735
    Farmers National Banc Corp...........................    89,949   1,436,935
    FB Financial Corp....................................    13,346     568,006
#   FBL Financial Group, Inc., Class A...................   157,496  12,867,423
*   FCB Financial Holdings, Inc., Class A................   434,403  22,154,553
    Federal Agricultural Mortgage Corp., Class A.........     2,089     177,899
#   Federal Agricultural Mortgage Corp., Class C.........    76,577   7,220,445
#   Federated Investors, Inc., Class B................... 1,156,752  27,993,398
    FedNat Holding Co....................................   160,911   3,749,226
    Fidelity Southern Corp...............................   313,944   7,512,680
    Financial Institutions, Inc..........................   158,989   5,039,951
*   First Acceptance Corp................................    13,967      15,643
    First Bancorp........................................   286,053  11,848,315
*   First BanCorp........................................ 1,805,673  14,842,632
    First Bancorp, Inc...................................    75,178   2,292,929
    First Bancshares, Inc. (The).........................    17,303     667,031
    First Bank...........................................     4,173      59,048
    First Busey Corp.....................................   462,335  14,665,266
    First Business Financial Services, Inc...............    30,782     731,380
#   First Choice Bancorp.................................       517      14,838
    First Commonwealth Financial Corp....................   986,894  16,648,902
    First Community Bancshares, Inc......................   145,272   4,725,698
#   First Community Corp.................................     1,276      31,581
    First Connecticut Bancorp, Inc.......................    57,989   1,803,458
    First Defiance Financial Corp........................   163,196   5,248,383
#   First Financial Bancorp.............................. 1,063,012  32,262,414
#   First Financial Bankshares, Inc......................   506,288  28,655,901
    First Financial Corp.................................    50,310   2,585,934
    First Financial Northwest, Inc.......................    82,190   1,451,475
*   First Foundation, Inc................................   224,166   3,523,890
    First Hawaiian, Inc..................................       536      15,147
    First Internet Bancorp...............................    38,819   1,234,444
    First Interstate BancSystem, Inc., Class A...........   437,528  18,879,333
    First Merchants Corp.................................   526,248  24,838,906

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
    First Mid-Illinois Bancshares, Inc...................    18,623 $   750,693
#   First Midwest Bancorp, Inc........................... 1,289,050  34,378,963
*   First Northwest Bancorp..............................    25,973     420,243
    First of Long Island Corp. (The).....................   155,288   3,385,278
    First United Corp....................................    12,515     234,031
    First US Bancshares, Inc.............................       878       9,842
    FirstCash, Inc.......................................   625,879  50,821,375
*   Flagstar Bancorp, Inc................................   443,466  15,100,017
    Flushing Financial Corp..............................   283,154   7,101,502
#   FNB Corp.............................................   126,374   1,621,378
#*  Franklin Financial Network, Inc......................   121,628   4,761,736
    FS Bancorp, Inc......................................     8,768     538,092
    Fulton Financial Corp................................ 2,145,209  37,219,376
#   GAIN Capital Holdings, Inc...........................   352,767   2,402,343
    GAMCO Investors, Inc., Class A.......................    64,693   1,584,332
*   Genworth Financial, Inc., Class A....................   673,113   3,096,320
#   German American Bancorp, Inc.........................   171,460   6,282,294
#   Glacier Bancorp, Inc.................................   932,686  39,825,692
    Global Indemnity, Ltd................................    70,732   2,882,329
*   Great Elm Capital Group, Inc.........................     1,125       3,656
    Great Southern Bancorp, Inc..........................   142,426   8,410,255
#   Great Western Bancorp, Inc...........................   433,167  18,128,039
    Green Bancorp, Inc...................................   255,374   6,205,588
*   Green Dot Corp., Class A.............................   636,314  50,472,426
#   Greenhill & Co., Inc.................................   288,130   9,421,851
#*  Greenlight Capital Re, Ltd., Class A.................   474,685   6,930,401
    Guaranty Bancorp.....................................   176,285   5,297,364
    Guaranty Federal Bancshares, Inc.....................     2,898      72,160
*   Hallmark Financial Services, Inc.....................   161,573   1,706,211
#   Hamilton Lane, Inc., Class A.........................    57,549   2,818,175
    Hancock Whitney Corp.................................   334,406  16,803,901
    Hanmi Financial Corp.................................   433,769  10,865,913
    Hanover Insurance Group, Inc. (The)..................    44,219   5,545,947
#*  HarborOne Bancorp, Inc...............................    21,184     388,726
    Hawthorn Bancshares, Inc.............................       881      19,162
#   HCI Group, Inc.......................................   211,306   9,041,784
#*  Health Insurance Innovations, Inc., Class A..........    55,557   1,847,270
#   Heartland Financial USA, Inc.........................   252,545  14,837,019
    Heritage Commerce Corp...............................   480,080   7,311,618
#   Heritage Financial Corp..............................   278,264   9,753,153
#   Heritage Insurance Holdings, Inc.....................    63,764   1,094,828
    Hilltop Holdings, Inc................................ 1,076,042  22,381,674
    Hingham Institution for Savings......................     7,998   1,768,118
*   HMN Financial, Inc...................................    31,110     645,533
    Home Bancorp, Inc....................................     4,850     221,112
#   Home BancShares, Inc................................. 1,202,921  27,895,738
#*  HomeStreet, Inc......................................   300,544   8,896,102
*   HomeTrust Bancshares, Inc............................    51,389   1,495,420
#   Hope Bancorp, Inc.................................... 1,828,797  30,687,214
    HopFed Bancorp, Inc..................................     7,872     129,494
    Horace Mann Educators Corp...........................   331,742  14,497,125
    Horizon Bancorp, inc.................................   299,168   6,285,520
    Houlihan Lokey, Inc..................................   189,710   9,326,144
#*  Howard Bancorp, Inc..................................    22,416     360,898
    IBERIABANK Corp......................................   142,343  11,828,703
#*  Impac Mortgage Holdings, Inc.........................    10,194      89,911
    Independence Holding Co..............................     1,185      41,179
#   Independent Bank Corp................................   304,213  26,892,429
    Independent Bank Corp................................    26,058     638,421

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
#   Independent Bank Group, Inc..........................   156,055 $10,471,291
    Interactive Brokers Group, Inc., Class A.............   368,463  22,056,195
    International Bancshares Corp........................   746,622  33,187,348
*   INTL. FCStone, Inc...................................   191,491  10,262,003
    Investar Holding Corp................................     1,068      28,622
    Investment Technology Group, Inc.....................   249,952   5,536,437
    Investors Bancorp, Inc...............................    82,167   1,028,731
    Investors Title Co...................................     9,734   1,863,088
#   James River Group Holdings, Ltd......................   178,307   7,380,127
    Kearny Financial Corp................................   822,145  11,797,781
    Kemper Corp..........................................   584,689  46,658,182
    Kentucky First Federal Bancorp.......................    11,174      93,303
    Kingstone Cos., Inc..................................    80,618   1,318,104
    Kinsale Capital Group, Inc...........................    19,541   1,157,316
    Ladenburg Thalmann Financial Services, Inc...........   862,126   2,922,607
    Lake Shore Bancorp, Inc..............................       537       9,236
    Lakeland Bancorp, Inc................................   444,629   8,625,803
    Lakeland Financial Corp..............................   266,440  12,919,676
    Landmark Bancorp, Inc................................     5,797     164,171
    LegacyTexas Financial Group, Inc.....................   613,270  26,879,624
#   Legg Mason, Inc......................................   341,341  11,649,968
#*  LendingClub Corp..................................... 3,411,992  14,057,407
#*  LendingTree, Inc.....................................   114,834  27,422,359
*   Limestone Bancorp, Inc...............................       780      12,168
#   Live Oak Bancshares, Inc.............................     7,632     217,130
    Macatawa Bank Corp...................................   300,491   3,687,025
    Mackinac Financial Corp..............................    46,310     764,115
*   Magyar Bancorp, Inc..................................     1,800      23,130
    Maiden Holdings, Ltd................................. 1,114,490   9,696,063
*   Malvern Bancorp, Inc.................................     3,111      76,997
#   Manning & Napier, Inc................................   183,023     558,220
    Marlin Business Services Corp........................   131,185   4,040,498
    MB Financial, Inc....................................   818,499  39,656,277
#*  MBIA, Inc............................................   946,314   9,699,719
    MBT Financial Corp...................................   149,383   1,702,966
    Mercantile Bank Corp.................................   119,440   4,242,509
#   Mercury General Corp.................................   622,919  32,036,724
#   Meridian Bancorp, Inc................................   540,856   9,897,665
#   Meta Financial Group, Inc............................   102,297   9,150,467
*   MGIC Investment Corp.................................   265,559   3,314,176
#   Mid Penn Bancorp, Inc................................     2,649      86,887
    Midland States Bancorp, Inc..........................    15,950     537,196
#   MidSouth Bancorp, Inc................................    98,865   1,398,940
    MidWestOne Financial Group, Inc......................    18,167     584,251
    Moelis & Co., Class A................................   288,018  18,317,945
    Morningstar, Inc.....................................    62,394   8,236,008
    MSB Financial Corp...................................     1,139      24,375
    MutualFirst Financial, Inc...........................    33,092   1,270,733
    National Bank Holdings Corp., Class A................   323,976  12,822,970
#   National Bankshares, Inc.............................       236      11,151
*   National Commerce Corp...............................    34,248   1,493,213
    National General Holdings Corp.......................   647,255  17,851,293
*   National Holdings Corp...............................     2,600       8,346
#   National Western Life Group, Inc., Class A...........    13,154   4,261,896
    Navient Corp......................................... 1,608,227  21,244,679
    Navigators Group, Inc. (The).........................   200,749  12,115,202
#   NBT Bancorp, Inc.....................................   468,402  18,848,496
    Nelnet, Inc., Class A................................   304,218  17,881,934
>>  NewStar Financial, Inc...............................   274,446     135,102

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
*   Nicholas Financial, Inc..............................    54,117 $   497,876
*   Nicolet Bankshares, Inc..............................     6,073     336,141
#*  NMI Holdings, Inc., Class A..........................   436,008   9,112,567
#   Northeast Bancorp....................................    22,713     487,194
#   Northfield Bancorp, Inc..............................   514,170   8,566,072
    Northrim BanCorp, Inc................................    58,808   2,369,962
#   Northwest Bancshares, Inc............................ 1,399,385  25,216,918
    Norwood Financial Corp...............................     5,198     195,445
    OceanFirst Financial Corp............................   422,235  12,316,595
#*  Ocwen Financial Corp.................................   780,649   3,106,983
#   OFG Bancorp..........................................   395,769   6,589,554
#   Ohio Valley Banc Corp................................     6,595     322,496
    Old Line Bancshares, Inc.............................    77,332   2,650,941
#   Old National Bancorp................................. 1,631,797  31,738,452
#   Old Second Bancorp, Inc..............................   167,473   2,595,832
*   On Deck Capital, Inc.................................   480,985   3,289,937
*   OneMain Holdings, Inc................................    41,512   1,380,274
    Oppenheimer Holdings, Inc., Class A..................    67,039   1,981,002
    Opus Bank............................................   204,285   5,781,266
#   Oritani Financial Corp...............................   521,824   8,349,184
#   Orrstown Financial Services, Inc.....................     5,515     145,045
*   Pacific Mercantile Bancorp...........................   102,147   1,001,041
*   Pacific Premier Bancorp, Inc.........................   431,502  15,965,574
#   Park National Corp...................................    83,250   9,117,540
#   Parke Bancorp, Inc...................................     7,698     181,673
#   Patriot National Bancorp, Inc........................       424       8,416
    Peapack Gladstone Financial Corp.....................   169,134   5,561,126
    Penns Woods Bancorp, Inc.............................    22,565   1,028,964
*   PennyMac Financial Services, Inc., Class A...........   258,518   4,950,620
#   Peoples Bancorp of North Carolina, Inc...............     4,704     147,659
    Peoples Bancorp, Inc.................................   174,743   6,329,191
    People's Utah Bancorp................................   100,227   3,643,251
#*  PHH Corp.............................................   784,537   8,527,917
    Piper Jaffray Cos....................................    68,956   5,333,747
#   PJT Partners, Inc., Class A..........................   157,800   9,501,138
    Popular, Inc.........................................   664,259  32,967,174
#*  PRA Group, Inc.......................................   594,249  23,294,561
#   Preferred Bank.......................................   143,362   8,922,851
    Premier Financial Bancorp, Inc.......................    68,781   1,307,527
    Primerica, Inc.......................................   356,795  40,960,066
#   ProAssurance Corp....................................   698,535  28,849,495
    Protective Insurance Corp., Class B..................    57,690   1,347,062
    Protective Insurance Corp., Class A..................     1,471      34,127
    Provident Financial Holdings, Inc....................    66,843   1,239,938
    Provident Financial Services, Inc....................   510,510  13,038,425
    Prudential Bancorp, Inc..............................    16,313     309,131
    Pzena Investment Management, Inc., Class A...........   184,547   1,799,333
    QCR Holdings, Inc....................................   100,237   4,355,298
*   Regional Management Corp.............................   116,701   3,870,972
    Renasant Corp........................................   507,464  22,673,492
    Republic Bancorp, Inc., Class A......................    90,945   4,353,537
#*  Republic First Bancorp, Inc..........................   170,568   1,347,487
    Riverview Bancorp, Inc...............................   161,397   1,468,713
#   RLI Corp.............................................   479,431  35,842,262
#   S&T Bancorp, Inc.....................................   322,521  14,436,040
*   Safeguard Scientifics, Inc...........................   349,983   3,989,806
    Safety Insurance Group, Inc..........................   186,277  17,062,973
    Salisbury Bancorp, Inc...............................     2,658     116,686
    Sandy Spring Bancorp, Inc............................   298,969  11,692,678

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
    SB Financial Group, Inc..............................       790 $    15,642
#   SB One Bancorp.......................................    21,893     627,234
#*  Seacoast Banking Corp. of Florida....................   371,654  10,893,179
*   Security National Financial Corp., Class A...........     2,204      11,351
*   Select Bancorp, Inc..................................     3,500      45,535
#   Selective Insurance Group, Inc.......................   763,279  45,644,084
#   ServisFirst Bancshares, Inc..........................   404,684  17,097,899
    Shore Bancshares, Inc................................    42,247     816,212
    SI Financial Group, Inc..............................    25,034     349,224
    Sierra Bancorp.......................................   138,219   4,082,989
#   Silvercrest Asset Management Group, Inc., Class A....    28,209     492,247
    Simmons First National Corp., Class A................   915,465  27,280,857
*   SmartFinancial, Inc..................................    13,126     337,338
    Sound Financial Bancorp, Inc.........................       100       3,955
    South State Corp.....................................   358,265  29,986,780
*   Southern First Bancshares, Inc.......................    55,065   2,420,107
    Southern Missouri Bancorp, Inc.......................    11,839     469,298
    Southern National Bancorp of Virginia, Inc...........    37,779     662,644
    Southside Bancshares, Inc............................   325,438  11,159,269
    Southwest Georgia Financial Corp.....................     1,844      43,002
#   State Auto Financial Corp............................   180,444   5,835,559
    State Bank Financial Corp............................   261,471   8,223,263
#   Sterling Bancorp..................................... 2,181,377  48,426,569
    Stewart Information Services Corp....................   368,410  16,740,550
#   Stifel Financial Corp................................   415,373  22,899,513
    Stock Yards Bancorp, Inc.............................   219,863   8,387,773
    Summit Financial Group, Inc..........................     8,472     216,883
    Summit State Bank....................................       743      11,591
    TCF Financial Corp................................... 2,107,424  52,917,417
    Territorial Bancorp, Inc.............................    67,956   2,072,658
*   Texas Capital Bancshares, Inc........................   142,256  12,916,845
*   Third Point Reinsurance, Ltd.........................    88,276   1,112,278
    Timberland Bancorp, Inc..............................    89,708   3,249,224
    Tiptree, Inc.........................................   319,631   2,173,491
#   Tompkins Financial Corp..............................   143,726  12,314,444
    Towne Bank...........................................   562,513  18,169,170
    TriCo Bancshares.....................................   232,156   9,012,296
#*  TriState Capital Holdings, Inc.......................   283,905   8,346,807
*   Triumph Bancorp, Inc.................................    76,819   2,946,009
    TrustCo Bank Corp. NY................................ 1,140,499  10,378,541
#   Trustmark Corp.......................................   903,702  31,801,273
    UMB Financial Corp...................................   500,123  35,953,842
*   Unico American Corp..................................    11,600      83,520
#   Union Bankshares Corp................................   542,276  21,967,601
    Union Bankshares, Inc................................     2,252     119,018
    United Bancshares, Inc...............................       900      20,025
#   United Bankshares, Inc...............................   708,499  26,179,038
    United Community Banks, Inc..........................   903,080  27,119,492
    United Community Financial Corp......................   622,151   6,501,478
    United Financial Bancorp, Inc........................   479,075   8,388,603
    United Fire Group, Inc...............................   151,190   9,115,245
#   United Insurance Holdings Corp.......................   328,397   6,817,522
    United Security Bancshares...........................    38,816     417,272
#   Unity Bancorp, Inc...................................    28,499     695,376
#   Universal Insurance Holdings, Inc....................   329,354  14,623,318
    Univest Corp. of Pennsylvania........................   266,214   7,267,642
#   Valley National Bancorp.............................. 1,856,599  21,629,378
#   Value Line, Inc......................................    26,515     604,807
*   Veritex Holdings, Inc................................   180,970   5,577,495

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES       VALUE+
                                                          --------- --------------
FINANCIALS -- (Continued)
#   Virtu Financial, Inc., Class A.......................    15,259 $      307,469
#   Virtus Investment Partners, Inc......................   100,075     13,334,994
#   Waddell & Reed Financial, Inc., Class A..............   960,621     19,894,461
#   Walker & Dunlop, Inc.................................   370,541     21,958,260
    Washington Federal, Inc..............................   822,779     27,604,235
    Washington Trust Bancorp, Inc........................   178,355     10,424,850
    Waterstone Financial, Inc............................   219,683      3,734,611
    WesBanco, Inc........................................   453,659     22,170,315
    West Bancorporation, Inc.............................   142,906      3,544,069
#   Westamerica Bancorporation...........................   199,313     11,962,766
#   Western New England Bancorp, Inc.....................   240,019      2,604,206
    Westwood Holdings Group, Inc.........................   105,776      6,174,145
#   White Mountains Insurance Group, Ltd.................    14,968     13,666,233
    Wintrust Financial Corp..............................   324,871     28,500,933
#   WisdomTree Investments, Inc.......................... 1,184,496     10,352,495
*   WMIH Corp............................................   582,404        792,069
#*  World Acceptance Corp................................    84,857      8,478,063
    WSFS Financial Corp..................................   296,577     16,815,916
    WVS Financial Corp...................................     4,423         72,316
                                                                    --------------
TOTAL FINANCIALS.........................................            3,708,511,953
                                                                    --------------
HEALTHCARE -- (8.0%)
    Abaxis, Inc..........................................   212,152     17,608,616
#*  Abeona Therapeutics, Inc.............................    31,316        452,516
#*  Acadia Healthcare Co., Inc...........................   741,677     29,281,408
#*  Accuray, Inc.........................................   881,246      3,392,797
#   Aceto Corp...........................................   297,901        974,136
#*  Achieve Life Sciences, Inc...........................    32,594        106,908
*   Achillion Pharmaceuticals, Inc....................... 1,482,048      3,823,684
#*  Aclaris Therapeutics, Inc............................     9,933        170,252
*   Acorda Therapeutics, Inc.............................   513,915     12,822,179
#*  Adamas Pharmaceuticals, Inc..........................     7,170        170,503
#*  Adamis Pharmaceuticals Corp..........................    35,916        114,931
*   Addus HomeCare Corp..................................   232,369     15,371,209
#*  Aduro Biotech, Inc...................................    34,809        203,633
#*  Advaxis, Inc.........................................     4,866          7,104
#*  Adverum Biotechnologies, Inc.........................   218,649      1,027,650
*   Aeglea BioTherapeutics, Inc..........................     9,765         82,124
*   Affimed NV...........................................    89,567        161,221
*   Akebia Therapeutics, Inc.............................   114,765      1,182,079
#*  Akorn, Inc...........................................   290,540      5,380,801
*   Albireo Pharma, Inc..................................    14,960        471,988
#*  Alder Biopharmaceuticals, Inc........................   344,747      6,532,956
*   Aldeyra Therapeutics, Inc............................    10,308         71,641
*   Allscripts Healthcare Solutions, Inc................. 2,551,593     31,231,498
#*  AMAG Pharmaceuticals, Inc............................    62,760      1,383,858
#*  Amedisys, Inc........................................   351,454     32,906,638
#*  American Renal Associates Holdings, Inc..............   186,908      3,007,350
#*  American Shared Hospital Services....................    10,189         30,058
#*  AMN Healthcare Services, Inc.........................   519,275     31,416,137
#*  Amneal Pharmaceuticals, Inc..........................   656,904     12,592,850
#*  Amphastar Pharmaceuticals, Inc.......................   406,506      7,093,530
*   AngioDynamics, Inc...................................   318,790      6,739,221
#*  ANI Pharmaceuticals, Inc.............................   172,997     11,582,149
#*  Anika Therapeutics, Inc..............................   231,557      9,269,227
#*  Applied Genetic Technologies Corp....................   131,092        524,368
#*  Aptevo Therapeutics, Inc.............................   298,128      1,258,100
#*  Aquinox Pharmaceuticals, Inc.........................    48,721        144,214
#*  Aratana Therapeutics, Inc............................   372,469      1,689,147

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
HEALTHCARE -- (Continued)
#*  Ardelyx, Inc.........................................   481,436 $ 1,949,816
#*  Arena Pharmaceuticals Inc............................    25,352     978,334
#*  Arrowhead Pharmaceuticals, Inc.......................    11,679     170,163
#*  Atara Biotherapeutics, Inc...........................    28,235   1,060,224
    Atrion Corp..........................................    10,875   7,482,000
#*  Audentes Therapeutics, Inc...........................     8,993     338,586
#*  Avanos Medical, Inc..................................   481,467  26,576,978
*   Bellicum Pharmaceuticals, Inc........................    14,702      93,505
#*  Biocept, Inc.........................................     7,981      38,309
#*  BioScrip, Inc........................................   741,578   1,965,182
*   BioSpecifics Technologies Corp.......................   111,572   5,076,526
#*  BioTelemetry, Inc....................................   426,762  22,405,005
#*  BioTime, Inc.........................................     3,337       8,676
#*  Bovie Medical Corp...................................    27,437     132,521
#*  Brookdale Senior Living, Inc......................... 1,957,487  18,772,300
#*  Calithera Biosciences, Inc...........................   270,158   1,202,203
*   Cambrex Corp.........................................   348,547  21,784,187
    Cantel Medical Corp..................................   343,429  31,839,303
#*  Capital Senior Living Corp...........................   549,144   5,485,949
#*  Castlight Health, Inc., Class B......................   166,059     547,995
*   Catabasis Pharmaceuticals, Inc.......................    15,069      10,398
#*  Catalyst Biosciences, Inc............................    70,568     697,212
*   Catalyst Pharmaceuticals, Inc........................    16,058      46,408
#*  Celldex Therapeutics, Inc............................   760,034     353,416
#*  Cellectar Biosciences, Inc...........................     7,100      22,649
#*  Cellular Biomedicine Group, Inc......................     3,935      89,128
#*  Check Cap, Ltd.......................................    23,382      87,916
    Chemed Corp..........................................    65,174  20,596,939
#*  ChemoCentryx, Inc....................................   168,161   1,943,941
#*  CHF Solutions, Inc...................................    17,875      29,136
*   Chimerix, Inc........................................   499,679   2,233,565
#*  Cidara Therapeutics, Inc.............................    12,188      51,190
*   Civitas Solutions, Inc...............................   153,717   2,513,273
*   Clearside Biomedical, Inc............................    19,120     170,359
#*  Community Health Systems, Inc........................ 1,153,162   3,851,561
#   Computer Programs & Systems, Inc.....................    74,557   2,326,178
*   Concert Pharmaceuticals, Inc.........................   243,196   3,888,704
*   ConforMIS, Inc.......................................    32,332      31,039
    CONMED Corp..........................................   245,867  18,194,158
#*  Corcept Therapeutics, Inc............................   521,271   6,844,288
*   CorVel Corp..........................................   179,589  10,299,429
#*  Corvus Pharmaceuticals, Inc..........................    86,789     856,607
*   Cotiviti Holdings, Inc...............................   308,213  13,758,628
*   Cross Country Healthcare, Inc........................   409,195   4,799,857
#*  CryoLife, Inc........................................   469,703  13,997,149
*   Cumberland Pharmaceuticals, Inc......................   138,305     843,660
#*  Cutera, Inc..........................................   246,867   9,874,680
#*  Cymabay Therapeutics, Inc............................    81,294     909,680
#*  CynergisTek, Inc.....................................    13,560      50,850
#*  Cytokinetics, Inc....................................    25,621     188,314
#*  Depomed, Inc.........................................   985,349   8,730,192
#*  Dermira, Inc.........................................   464,563   4,524,844
    Digirad Corp.........................................   125,409     206,925
#*  Diplomat Pharmacy, Inc...............................   150,842   3,134,497
#*  Eagle Pharmaceuticals, Inc...........................     5,850     463,613
*   Electromed, Inc......................................    35,357     185,624
*   Emergent BioSolutions, Inc...........................   448,256  24,362,714
*   Enanta Pharmaceuticals, Inc..........................   233,098  22,731,717
#*  Endo International P.L.C............................. 1,647,697  20,497,351

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
HEALTHCARE -- (Continued)
    Ensign Group, Inc. (The).............................   521,260 $18,801,848
*   Envision Healthcare Corp.............................   280,796  12,428,031
*   Enzo Biochem, Inc....................................   735,379   3,250,375
*   Epizyme Inc..........................................    14,835     191,372
#*  Evolent Health, Inc., Class A........................   585,881  11,834,796
#*  Fate Therapeutics, Inc...............................    15,800     141,094
*   Five Prime Therapeutics, Inc.........................   426,056   6,348,234
*   Flexion Therapeutics Inc.............................     5,974     142,540
*   FONAR Corp...........................................    44,728   1,167,401
*   Globus Medical, Inc., Class A........................   436,368  22,464,225
#*  GlycoMimetics, Inc...................................    54,514     800,811
*   Haemonetics Corp.....................................   370,989  36,223,366
#*  Halozyme Therapeutics, Inc...........................   117,632   2,129,139
*   Harvard Bioscience, Inc..............................   327,079   1,864,350
#*  HealthEquity, Inc....................................   241,552  18,237,176
    HealthStream, Inc....................................   336,815   9,457,765
#*  Heska Corp...........................................    92,654   9,288,563
*   HMS Holdings Corp....................................   890,335  21,305,717
#*  Horizon Pharma P.L.C................................. 2,383,195  42,015,728
#*  Icad, Inc............................................     4,807      14,613
*   ICU Medical, Inc.....................................    52,716  15,118,949
*   Immune Design Corp...................................   133,282     506,472
#*  Infinity Pharmaceuticals, Inc........................   255,028     451,400
*   InfuSystem Holdings, Inc.............................     8,732      26,633
*   Innoviva, Inc........................................   645,708   9,136,768
*   Inogen, Inc..........................................   201,007  40,050,645
#*  Inovalon Holdings, Inc., Class A.....................     2,445      26,039
#*  Inovio Pharmaceuticals, Inc..........................    78,014     312,836
*   Integer Holdings Corp................................   319,518  22,829,561
#*  Integra LifeSciences Holdings Corp...................   310,464  19,351,221
#*  Intra-Cellular Therapies, Inc........................   215,501   4,325,105
#*  Intrexon Corp........................................    14,359     210,503
*   IntriCon Corp........................................    94,471   5,488,765
#   Invacare Corp........................................   482,120   8,605,842
#*  iRadimed Corp........................................     1,100      25,300
*   IRIDEX Corp..........................................    50,265     394,329
#*  Jounce Therapeutics, Inc.............................   233,427   1,647,995
*   Juniper Pharmaceuticals, Inc.........................    68,597     788,866
*   K2M Group Holdings, Inc..............................     5,004     101,931
*   Kala Pharmaceuticals, Inc............................     3,352      42,537
#*  Karyopharm Therapeutics, Inc.........................    73,020   1,298,296
    Kewaunee Scientific Corp.............................    12,243     386,879
#*  Kindred Biosciences, Inc.............................   407,649   5,523,644
#*  Lannett Co., Inc.....................................   250,763   3,197,228
*   Lantheus Holdings, Inc...............................   407,663   5,890,730
#*  Leap Therapeutics, Inc...............................     5,528      41,349
#   LeMaitre Vascular, Inc...............................   402,913  14,504,868
#*  LHC Group, Inc.......................................   376,762  32,431,673
#*  LifePoint Health, Inc................................   403,549  26,149,975
#*  Ligand Pharmaceuticals, Inc..........................    69,474  15,168,258
#*  Lipocine, Inc........................................    19,313      25,300
*   LivaNova P.L.C.......................................   236,579  26,054,445
    Luminex Corp.........................................   488,630  16,545,012
*   MacroGenics, Inc.....................................   159,184   3,287,150
*   Magellan Health, Inc.................................   273,206  19,875,736
#*  Mallinckrodt P.L.C...................................   614,157  14,401,982
#*  Medical Transcription Billing Corp...................     8,924      42,657
*   Medpace Holdings, Inc................................     7,959     488,444
#*  MEI Pharma, Inc......................................    25,224      95,599

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
HEALTHCARE -- (Continued)
#*  Melinta Therapeutics, Inc............................   244,288 $ 1,294,726
    Meridian Bioscience, Inc.............................   689,830  10,899,314
#*  Merit Medical Systems, Inc...........................   596,377  32,383,271
#*  Merrimack Pharmaceuticals, Inc.......................   135,923     702,722
*   Micron Solutions, Inc................................     6,674      22,024
#*  MiMedx Group, Inc....................................     3,062      13,014
#*  Minerva Neurosciences, Inc...........................   126,368   1,017,262
#*  Miragen Therapeutics, Inc............................   119,894     808,086
#*  Mirati Therapeutics, Inc.............................    38,591   2,369,487
#*  Misonix, Inc.........................................    84,964   1,391,285
#*  Molecular Templates, Inc.............................    58,945     305,335
#*  Moleculin Biotech, Inc...............................    10,785      18,335
#*  Momenta Pharmaceuticals, Inc.........................   321,737   9,523,415
#*  Myriad Genetics, Inc.................................   796,274  34,836,987
#*  Nabriva Therapeutics P.L.C...........................   205,880     557,935
*   NantKwest, Inc.......................................     5,502      19,257
    National HealthCare Corp.............................    53,738   3,873,435
    National Research Corp., Class A.....................   135,749   5,151,675
#*  Natus Medical, Inc...................................   353,538  12,904,137
#*  Neogen Corp..........................................   279,099  22,997,758
#*  NeoGenomics, Inc.....................................   229,133   3,207,862
*   Neurotrope, Inc......................................    12,308     123,695
#*  NewLink Genetics Corp................................    20,399      77,108
#*  NuVasive, Inc........................................   488,732  28,370,893
#*  Nuvectra Corp........................................   220,299   3,454,288
#*  Obalon Therapeutics, Inc.............................    10,929      18,142
#*  Omnicell, Inc........................................   411,533  24,486,213
#*  OpGen, Inc...........................................    23,245      43,701
*   Ophthotech Corp......................................   221,203     550,795
#*  Opiant Pharmaceuticals, Inc..........................     2,884      41,241
#*  OPKO Health, Inc..................................... 1,722,852   9,682,428
*   OraSure Technologies, Inc............................ 1,205,219  20,235,627
*   Orthofix International NV............................   236,578  14,310,603
#*  Otonomy, Inc.........................................   312,754   1,032,088
*   Ovid therapeutics, Inc...............................     7,066      70,519
#   Owens & Minor, Inc...................................   679,419  12,820,637
#*  Pain Therapeutics, Inc...............................     6,279      14,065
#*  Paratek Pharmaceuticals Inc..........................    52,327     528,503
#   Patterson Cos., Inc..................................   575,765  14,117,758
#*  PDL BioPharma, Inc................................... 1,557,753   3,909,960
#*  Pfenex, Inc..........................................   104,918     537,180
    Phibro Animal Health Corp., Class A..................   161,186   7,720,809
#*  Prestige Brands Holdings, Inc........................   581,758  20,786,213
    ProPhase Labs, Inc...................................       259         769
*   Protagonist Therapeutics, Inc........................    77,722     537,836
#*  Proteostasis Therapeutics, Inc.......................     1,804       4,474
#*  Prothena Corp. P.L.C.................................   252,333   3,749,668
*   Providence Service Corp. (The).......................   187,004  13,105,240
    Psychemedics Corp....................................    55,818   1,166,317
*   PTC Therapeutics, Inc................................    73,397   2,794,224
*   Quality Systems, Inc.................................   693,142  13,952,948
*   Quidel Corp..........................................   252,545  17,137,704
#*  Quorum Health Corp...................................   300,915   1,456,429
*   R1 RCM, Inc..........................................   318,577   2,554,988
#*  Ra Pharmaceuticals, Inc..............................   141,067   1,551,737
*   RadNet, Inc..........................................   571,673   7,660,418
#*  Recro Pharma, Inc....................................    62,023     321,279
#*  Repligen Corp........................................   221,786  10,718,917
#*  Retrophin, Inc.......................................   351,481   9,714,935

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES       VALUE+
                                                          --------- --------------
HEALTHCARE -- (Continued)
*   RTI Surgical, Inc....................................   681,467 $    3,134,748
#*  Savara, Inc..........................................    13,875        152,764
#*  SCYNEXIS, Inc........................................    32,576         51,796
*   SeaSpine Holdings Corp...............................   119,296      1,665,372
*   Select Medical Holdings Corp......................... 1,336,678     27,802,902
#*  Sierra Oncology, Inc.................................   200,065        568,185
#   Simulations Plus, Inc................................   199,520      3,541,480
*   Sonoma Pharmaceuticals, Inc..........................     2,032          4,430
#*  Spectrum Pharmaceuticals, Inc........................   280,600      5,973,974
#*  Stemline Therapeutics, Inc...........................    53,255        820,127
#*  Strata Skin Sciences, Inc............................    22,018         44,256
#*  Supernus Pharmaceuticals, Inc........................   478,161     25,318,625
#*  Surgery Partners, Inc................................   223,277      3,371,483
*   Surmodics, Inc.......................................   201,454     11,845,495
#*  Syndax Pharmaceuticals, Inc..........................   244,500      1,647,930
#*  Syneos Health, Inc...................................   258,464     12,735,814
*   Synlogic, Inc........................................    48,012        449,872
*   Syros Pharmaceuticals, Inc...........................    18,810        190,357
#*  Tenax Therapeutics, Inc..............................     6,712         42,286
#*  Tenet Healthcare Corp................................   818,583     30,803,278
#*  Tetraphase Pharmaceuticals, Inc......................   689,720      1,979,496
#*  Tivity Health, Inc...................................   371,208     12,509,710
#*  Tocagen, Inc.........................................    12,338        114,127
#*  Tonix Pharmaceuticals Holding Corp...................    12,443         14,683
#*  Trevena, Inc.........................................   560,685        863,455
#*  Triple-S Management Corp., Class B...................   181,910      6,459,624
#   US Physical Therapy, Inc.............................   128,359     13,445,605
    Utah Medical Products, Inc...........................    41,915      4,065,755
*   Vanda Pharmaceuticals Inc............................    48,361      1,008,327
*   Varex Imaging Corp...................................   126,771      4,847,723
#*  Verastem, Inc........................................   142,261      1,095,410
*   Versartis, Inc.......................................    81,208        138,054
#*  Voyager Therapeutics, Inc............................    11,656        219,832
#*  Wright Medical Group NV..............................   109,822      2,792,773
#*  XOMA Corp............................................    15,433        377,646
#*  Zafgen, Inc..........................................   198,598      2,065,419
#*  Zogenix, Inc.........................................   108,431      6,153,459
*   Zynerba Pharmaceuticals, Inc.........................    16,200        107,730
                                                                    --------------
TOTAL HEALTHCARE.........................................            1,717,623,971
                                                                    --------------
INDUSTRIALS -- (17.4%)
#   AAON, Inc............................................   503,101     18,992,063
    AAR Corp.............................................   267,276     12,671,555
#   ABM Industries, Inc..................................   724,073     22,591,078
*   Acacia Research Corp.................................   301,684      1,146,399
    ACCO Brands Corp.....................................   971,373     12,433,574
#   Acme United Corp.....................................    14,058        306,605
#   Actuant Corp., Class A...............................   581,634     16,605,651
#   Advanced Drainage Systems, Inc.......................   266,085      7,437,076
#*  Aegion Corp..........................................   253,185      6,273,924
*   AeroCentury Corp.....................................     2,989         50,066
#*  Aerojet Rocketdyne Holdings, Inc.....................   779,015     26,252,805
#*  Aerovironment, Inc...................................   370,573     27,277,879
*   Air Transport Services Group, Inc....................   678,389     15,284,104
    Aircastle, Ltd.......................................   814,423     16,882,989
    Alamo Group, Inc.....................................    90,687      8,433,891
    Albany International Corp., Class A..................   294,573     19,486,004
#   Allegiant Travel Co..................................   154,735     19,125,246
    Allied Motion Technologies, Inc......................   143,217      6,570,796

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
INDUSTRIALS -- (Continued)
#*  Alpha Pro Tech, Ltd..................................    20,453 $    67,495
    Altra Industrial Motion Corp.........................   267,757  11,754,532
*   Ameresco, Inc., Class A..............................   144,234   1,932,736
#   American Railcar Industries, Inc.....................   111,040   5,060,093
#*  American Superconductor Corp.........................     2,808      14,545
*   American Woodmark Corp...............................   166,327  13,879,988
*   AMREP Corp...........................................     8,340      61,382
#   Apogee Enterprises, Inc..............................   300,647  15,260,842
    Applied Industrial Technologies, Inc.................   406,003  30,308,124
#*  Aqua Metals, Inc.....................................     3,423      10,235
*   ARC Document Solutions, Inc..........................   558,080   1,439,846
    ArcBest Corp.........................................   207,206   9,645,439
    Argan, Inc...........................................   196,137   7,531,661
*   Armstrong Flooring, Inc..............................   285,781   3,735,158
*   Armstrong World Industries, Inc......................   528,717  35,899,884
#*  Arotech Corp.........................................   203,830     794,937
#*  Art's-Way Manufacturing Co., Inc.....................       400       1,100
*   ASGN, Inc............................................   506,767  45,761,060
    Astec Industries, Inc................................   243,436  11,960,011
#*  Astronics Corp.......................................   184,671   7,573,358
*   Atkore International Group, Inc......................   175,378   4,149,443
#*  Atlas Air Worldwide Holdings, Inc....................   204,231  13,693,689
#*  Avalon Holdings Corp., Class A.......................    41,336     151,703
#*  Avis Budget Group, Inc...............................   416,240  14,505,964
#*  Axon Enterprise, Inc.................................   494,950  33,621,953
    AZZ, Inc.............................................   270,961  14,686,086
#*  Babcock & Wilcox Enterprises, Inc.................... 1,280,861   2,753,851
    Barnes Group, Inc....................................   536,837  36,424,390
    Barrett Business Services, Inc.......................   103,781   9,535,398
#*  Beacon Roofing Supply, Inc...........................   684,380  28,798,710
#   BG Staffing, Inc.....................................    45,322   1,191,969
#*  Blue Bird Corp.......................................    50,654   1,142,248
#*  BlueLinx Holdings, Inc...............................   118,808   4,047,789
*   BMC Stock Holdings, Inc..............................   323,357   7,113,854
    Brady Corp., Class A.................................   454,449  17,382,674
#   Briggs & Stratton Corp...............................   375,194   6,637,182
    Brink's Co. (The)....................................   327,359  26,139,616
#*  Broadwind Energy, Inc................................    21,805      50,806
*   Builders FirstSource, Inc............................ 1,062,117  19,043,758
*   CAI International, Inc...............................   217,703   4,998,461
*   Casella Waste Systems, Inc., Class A.................   799,553  22,035,681
*   CBIZ, Inc............................................   437,359   9,621,898
#   CECO Environmental Corp..............................   392,035   2,693,280
#*  Celadon Group, Inc...................................   128,400     359,520
*   Chart Industries, Inc................................   496,806  38,795,581
#   Chicago Rivet & Machine Co...........................     4,772     150,294
#*  Cimpress NV..........................................   293,238  42,833,275
#   CIRCOR International, Inc............................   230,548  10,224,804
*   Civeo Corp...........................................   420,655   1,602,696
#*  Clean Harbors, Inc...................................   518,261  29,504,599
#*  Colfax Corp..........................................   446,911  14,435,225
    Columbus McKinnon Corp...............................   198,951   8,188,823
    Comfort Systems USA, Inc.............................   372,873  20,713,095
*   Commercial Vehicle Group, Inc........................   624,886   4,380,451
    CompX International, Inc.............................     9,814     124,638
*   Continental Building Products, Inc...................   417,759  13,326,512
#*  Continental Materials Corp...........................       397       6,461
    Copa Holdings SA, Class A............................       408      39,715
    Costamare, Inc.......................................   277,012   1,922,463

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
INDUSTRIALS -- (Continued)
#   Covanta Holding Corp................................. 1,413,206 $25,437,708
*   Covenant Transportation Group, Inc., Class A.........   174,608   5,060,140
*   CPI Aerostructures, Inc..............................    97,628     917,703
    CRA International, Inc...............................    60,770   3,288,872
*   CSW Industrials, Inc.................................   103,883   5,635,653
    Cubic Corp...........................................   271,157  18,465,792
    Deluxe Corp..........................................   426,373  25,126,161
    DMC Global, Inc......................................   174,161   7,149,309
#*  Document Security Systems, Inc.......................    21,530      32,080
    Douglas Dynamics, Inc................................   308,547  15,149,658
*   Ducommun, Inc........................................    99,884   3,329,134
*   DXP Enterprises, Inc.................................   267,314  11,050,761
#*  Dycom Industries, Inc................................   329,337  29,363,687
*   Eagle Bulk Shipping, Inc.............................    64,136     368,782
    Eastern Co. (The)....................................    33,275     981,613
*   Echo Global Logistics, Inc...........................   447,411  15,413,309
    Ecology and Environment, Inc., Class A...............    11,494     151,146
    EMCOR Group, Inc.....................................   227,410  17,499,199
    Encore Wire Corp.....................................   163,693   7,980,034
#*  Energy Recovery Inc..................................    11,843      95,810
    EnerSys..............................................   443,663  36,411,422
*   Engility Holdings, Inc...............................   186,122   6,439,821
    Ennis, Inc...........................................   163,643   3,559,235
    EnPro Industries, Inc................................   218,470  16,688,923
#   EnviroStar, Inc......................................     9,301     372,970
#   ESCO Technologies, Inc...............................   210,875  13,126,969
#   Espey Manufacturing & Electronics Corp...............    13,081     338,798
#   Essendant, Inc.......................................   451,312   7,505,319
*   Esterline Technologies Corp..........................   284,060  24,230,318
#   Exponent, Inc........................................   507,534  24,818,413
    Federal Signal Corp..................................   707,459  16,802,151
    Forrester Research, Inc..............................   208,568   9,646,270
    Forward Air Corp.....................................   311,190  19,885,041
*   Franklin Covey Co....................................   162,266   4,145,896
    Franklin Electric Co., Inc...........................   467,822  23,133,798
    FreightCar America, Inc..............................   158,033   2,893,584
*   FTI Consulting, Inc..................................   402,955  31,817,327
#*  FuelCell Energy, Inc.................................     4,907       6,379
#   GATX Corp............................................   338,436  27,866,820
*   Genco Shipping & Trading, Ltd........................    86,750   1,288,238
*   Gencor Industries, Inc...............................    80,681   1,210,215
*   Generac Holdings, Inc................................   648,881  34,877,354
#*  Gibraltar Industries, Inc............................   264,806  11,505,821
    Global Brass & Copper Holdings, Inc..................   309,478  10,197,300
*   GMS, Inc.............................................    92,511   2,427,489
*   Goldfield Corp. (The)................................   524,565   2,491,684
    Gorman-Rupp Co. (The)................................   373,917  14,149,019
*   GP Strategies Corp...................................   197,901   3,740,329
    Graham Corp..........................................   117,263   3,122,714
#   Granite Construction, Inc............................   515,586  27,815,865
*   Great Lakes Dredge & Dock Corp.......................   571,019   3,083,503
#   Greenbrier Cos., Inc. (The)..........................   219,029  12,407,993
    Griffon Corp.........................................   268,698   4,809,694
    H&E Equipment Services, Inc..........................   439,423  16,166,372
*   Harsco Corp..........................................   650,196  16,482,469
#   Hawaiian Holdings, Inc...............................   578,979  23,217,058
#   Healthcare Services Group, Inc.......................   495,491  19,948,468
#   Heartland Express, Inc...............................   832,530  15,976,251
    Heidrick & Struggles International, Inc..............   229,039   9,367,695

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
INDUSTRIALS -- (Continued)
*   Herc Holdings, Inc...................................   197,444 $11,218,768
*   Heritage-Crystal Clean, Inc..........................   134,653   3,245,137
    Herman Miller, Inc...................................   597,125  22,601,181
#*  Hertz Global Holdings, Inc...........................   909,885  13,857,549
#*  Hill International, Inc..............................   647,051   3,558,780
    Hillenbrand, Inc.....................................   610,410  30,642,582
#   HNI Corp.............................................   429,101  18,567,200
*   Houston Wire & Cable Co..............................   205,327   1,642,616
*   Hub Group, Inc., Class A.............................   360,002  16,704,093
*   Hudson Global, Inc...................................   120,131     204,223
#*  Hudson Technologies, Inc.............................   857,716   1,561,043
    Hurco Cos., Inc......................................    51,580   2,284,994
*   Huron Consulting Group, Inc..........................   241,695  10,549,987
#*  Huttig Building Products, Inc........................   148,386     682,576
    Hyster-Yale Materials Handling, Inc..................   126,254   8,302,463
    ICF International, Inc...............................   151,252  11,139,710
#*  IES Holdings, Inc....................................   233,634   4,193,730
*   InnerWorkings, Inc...................................   950,270   8,419,392
#*  Innovative Solutions & Support, Inc..................    46,017     135,290
    Insperity, Inc.......................................   449,144  42,713,594
    Insteel Industries, Inc..............................   393,287  16,175,894
    Interface, Inc.......................................   637,947  14,290,013
#*  Intersections, Inc...................................     6,827      11,538
    ITT, Inc.............................................   108,761   6,163,486
#*  JELD-WEN Holding, Inc................................   319,165   8,757,888
#   John Bean Technologies Corp..........................   300,070  33,187,742
    Kadant, Inc..........................................    65,197   6,298,030
    Kaman Corp...........................................   280,859  18,598,483
    KBR, Inc............................................. 1,662,095  33,208,658
    Kelly Services, Inc., Class A........................   257,011   6,242,797
    Kelly Services, Inc., Class B........................       350       8,932
#   Kennametal, Inc......................................   766,883  29,877,762
#*  KeyW Holding Corp. (The).............................   409,446   3,631,786
    Kforce, Inc..........................................   467,068  17,655,170
    Kimball International, Inc., Class B.................   702,074  11,338,495
#*  Kirby Corp...........................................   118,388   9,879,479
*   KLX, Inc.............................................   562,905  41,120,210
    Knoll, Inc...........................................   507,858  11,452,198
    Korn/Ferry International.............................   626,722  41,351,118
#*  Kratos Defense & Security Solutions, Inc............. 1,472,568  19,025,579
    Landstar System, Inc.................................   108,504  12,060,220
*   Lawson Products, Inc.................................   103,062   2,787,827
*   LB Foster Co., Class A...............................   113,421   2,784,486
*   Limbach Holdings, Inc................................    78,253     869,391
#   Lindsay Corp.........................................    81,811   7,701,688
    LS Starrett Co. (The), Class A.......................    32,592     208,589
#   LSC Communications, Inc..............................   377,746   5,673,745
    LSI Industries, Inc..................................   389,790   1,906,073
*   Lydall, Inc..........................................   184,016   8,538,342
#   Macquarie Infrastructure Corp........................   318,738  14,473,893
#*  Manitex International, Inc...........................    73,131     887,079
#*  Manitowoc Co., Inc. (The)............................   551,085  14,598,242
    Marten Transport, Ltd................................   386,244   8,439,431
*   Masonite International Corp..........................    82,385   5,622,776
#*  MasTec, Inc..........................................   485,767  22,612,454
*   Mastech Digital, Inc.................................    27,427     534,278
    Matson, Inc..........................................   432,256  15,561,216
#   Matthews International Corp., Class A................   337,426  17,731,736
    McGrath RentCorp.....................................   183,789  10,913,391

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
INDUSTRIALS -- (Continued)
#*  Mercury Systems, Inc.................................   427,009 $17,819,086
*   Meritor, Inc......................................... 1,304,954  26,882,052
*   Milacron Holdings Corp...............................   137,542   2,867,751
    Miller Industries, Inc...............................    80,526   2,097,702
*   Mistras Group, Inc...................................   320,785   6,749,316
#   Mobile Mini, Inc.....................................   405,632  17,300,205
    Moog, Inc., Class A..................................   320,724  24,057,507
*   MRC Global, Inc...................................... 1,199,706  27,173,341
    MSA Safety, Inc......................................   362,977  36,617,120
    Mueller Industries, Inc..............................   581,212  19,243,929
    Mueller Water Products, Inc., Class A................ 2,025,341  25,012,961
#   Multi-Color Corp.....................................   167,710  11,127,558
*   MYR Group, Inc.......................................   177,639   6,553,103
#   National Presto Industries, Inc......................    32,598   4,063,341
*   Navigant Consulting, Inc.............................   387,362   8,428,997
*   Navistar International Corp..........................   515,355  22,196,340
*   NCI Building Systems, Inc............................   400,069   6,381,101
*   Nexeo Solutions, Inc.................................    14,378     130,552
*   NL Industries, Inc...................................   379,019   3,240,612
#   NN, Inc..............................................   258,079   5,548,698
#*  Northwest Pipe Co....................................   140,167   2,741,667
#*  NOW, Inc............................................. 1,236,435  18,484,703
#*  NV5 Global, Inc......................................   160,972  12,121,192
#   Omega Flex, Inc......................................    62,489   5,766,485
*   Orion Group Holdings, Inc............................   273,282   2,505,996
*   PAM Transportation Services, Inc.....................    31,275   1,706,051
    Park-Ohio Holdings Corp..............................   131,945   4,941,340
#*  Patrick Industries, Inc..............................   238,612  14,614,985
*   Patriot Transportation Holding, Inc..................    12,982     276,517
    Pendrell Corp........................................       430     296,270
*   Performant Financial Corp............................   260,693     560,490
*   Perma-Pipe International Holdings, Inc...............    40,889     370,045
*   PGT Innovations, Inc.................................   898,371  21,560,904
    PICO Holdings, Inc...................................   205,760   2,489,696
    Pitney Bowes, Inc.................................... 1,255,541  10,960,873
    Powell Industries, Inc...............................   145,632   5,337,413
    Preformed Line Products Co...........................    33,175   2,912,765
    Primoris Services Corp...............................   496,580  13,412,626
*   Proto Labs, Inc......................................   214,074  26,684,324
    Quad/Graphics, Inc...................................   182,915   3,760,732
    Quanex Building Products Corp........................   356,559   6,311,094
*   Radiant Logistics, Inc...............................   389,982   1,556,028
    Raven Industries, Inc................................   375,816  14,581,661
#*  RBC Bearings, Inc....................................   255,557  37,152,877
    RCM Technologies, Inc................................   144,218     700,899
#*  Red Violet, Inc......................................    19,991     144,735
    Regal Beloit Corp....................................   461,936  39,703,399
    Reis, Inc............................................   158,262   3,378,894
    Resources Connection, Inc............................   384,303   6,110,418
#   REV Group, Inc.......................................    26,755     459,383
#*  Revolution Lighting Technologies, Inc................     1,600       6,384
#*  Rexnord Corp......................................... 1,026,473  31,040,544
*   Roadrunner Transportation Systems, Inc...............   637,658   1,396,471
#   RR Donnelley & Sons Co...............................   315,669   1,862,447
*   Rush Enterprises, Inc., Class A......................   247,887  11,177,225
#*  Rush Enterprises, Inc., Class B......................    49,400   2,222,506
*   Saia, Inc............................................   240,325  18,108,489
#   Scorpio Bulkers, Inc.................................   442,219   3,338,753
    Servotronics, Inc....................................     1,500      14,442

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
INDUSTRIALS -- (Continued)
*   SIFCO Industries, Inc................................    18,366 $    94,585
    Simpson Manufacturing Co., Inc.......................   480,682  35,070,559
#*  Sino-Global Shipping America, Ltd....................    60,808      71,753
#*  SiteOne Landscape Supply, Inc........................    53,661   4,784,415
#   SkyWest, Inc.........................................   484,074  28,996,033
*   SP Plus Corp.........................................   260,311  10,152,129
    Spartan Motors, Inc..................................   606,192   8,941,332
*   Sparton Corp.........................................   148,653   2,219,389
#*  Spirit Airlines, Inc.................................   748,626  32,520,313
*   SPX Corp.............................................   261,972   9,719,161
*   SPX FLOW, Inc........................................   388,381  18,455,865
    Standex International Corp...........................   131,853  13,666,563
    Steelcase, Inc., Class A.............................   877,414  12,064,442
#*  Sterling Construction Co., Inc.......................   456,610   6,132,272
    Sun Hydraulics Corp..................................   252,292  13,134,322
#*  Sunrun, Inc..........................................    64,934     918,167
#   Systemax, Inc........................................   185,095   8,277,448
*   Taylor Devices, Inc..................................       769       8,844
#*  Team, Inc............................................   316,731   6,904,736
    Tennant Co...........................................   178,953  14,557,827
#   Terex Corp........................................... 1,116,268  49,249,744
    Tetra Tech, Inc......................................   660,168  40,138,214
#*  Textainer Group Holdings, Ltd........................   231,616   3,682,694
*   Thermon Group Holdings, Inc..........................   410,915  10,301,639
    Timken Co. (The).....................................   660,990  32,553,757
    Titan International, Inc.............................   698,618   7,398,365
#*  Titan Machinery, Inc.................................   277,638   4,203,439
*   TPI Composites, Inc..................................   233,375   7,192,617
#*  Transcat, Inc........................................    12,202     278,816
#*  Trex Co., Inc........................................   620,592  48,244,822
*   TriMas Corp..........................................   427,094  12,641,982
*   TriNet Group, Inc....................................   377,866  20,348,084
    Triton International, Ltd............................   761,241  26,795,683
#   Triumph Group, Inc...................................   485,314  10,118,797
*   TrueBlue, Inc........................................   438,542  11,862,561
#*  Tutor Perini Corp....................................   390,272   7,220,032
*   Twin Disc, Inc.......................................   164,428   4,309,658
*   Ultralife Corp.......................................   122,642   1,232,552
#   UniFirst Corp........................................   172,983  32,373,768
*   Univar, Inc..........................................    67,038   1,842,875
    Universal Forest Products, Inc.......................   583,620  21,500,561
    Universal Logistics Holdings, Inc....................   171,971   5,761,028
#   US Ecology, Inc......................................   215,962  14,642,224
*   USA Truck, Inc.......................................   116,870   2,550,103
    Valmont Industries, Inc..............................   230,783  32,228,846
*   Vectrus, Inc.........................................   147,345   4,628,106
*   Veritiv Corp.........................................   118,713   4,546,708
    Viad Corp............................................   155,251   8,911,407
#*  Vicor Corp...........................................   106,964   6,155,778
    Virco Manufacturing Corp.............................    30,131     146,135
#*  Volt Information Sciences, Inc.......................   170,859     649,264
    VSE Corp.............................................    70,590   3,042,429
#   Wabash National Corp.................................   751,453  14,878,769
#*  WageWorks, Inc.......................................   185,115   9,774,072
#   Watsco, Inc., Class B................................     9,872   1,648,624
    Watts Water Technologies, Inc., Class A..............   273,547  23,401,946
#*  Welbilt, Inc......................................... 1,607,874  36,659,527
#   Werner Enterprises, Inc..............................   963,865  35,903,971
#*  Wesco Aircraft Holdings, Inc.........................   984,222  11,761,453

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES       VALUE+
                                                          --------- --------------
INDUSTRIALS -- (Continued)
*   WESCO International, Inc.............................   545,177 $   33,255,797
#*  Willdan Group, Inc...................................   190,888      5,321,957
#*  Willis Lease Finance Corp............................    26,350        822,647
*   Xerium Technologies, Inc.............................   127,414      1,703,525
*   YRC Worldwide, Inc...................................   694,704      6,766,417
                                                                    --------------
TOTAL INDUSTRIALS........................................            3,748,023,788
                                                                    --------------
INFORMATION TECHNOLOGY -- (11.8%)
#*  Acacia Communications, Inc...........................    18,010        578,841
#*  ACI Worldwide, Inc................................... 1,171,716     30,277,141
>>  Actua Corp...........................................    41,860         41,860
*   Acxiom Corp..........................................   803,619     32,578,714
#*  Adesto Technologies Corp.............................    42,385        233,118
    ADTRAN, Inc..........................................   587,675      9,549,719
*   Advanced Energy Industries, Inc......................   443,745     27,174,944
*   Agilysys, Inc........................................   376,791      6,198,212
#*  Airgain, Inc.........................................    12,579        125,035
#*  Alarm.com Holdings, Inc..............................   186,624      8,000,571
*   Alpha & Omega Semiconductor, Ltd.....................   234,874      3,137,917
#*  Ambarella, Inc.......................................   157,140      6,156,745
    American Software, Inc., Class A.....................   336,783      5,038,274
*   Amkor Technology, Inc................................ 2,432,992     21,118,371
#*  Amtech Systems, Inc..................................   204,649      1,158,313
*   Anixter International, Inc...........................   336,012     24,495,275
#*  Appfolio, Inc., Class A..............................    66,132      4,774,730
#*  Applied Optoelectronics, Inc.........................    85,931      3,302,328
    AstroNova, Inc.......................................    44,362        802,952
#*  Asure Software, Inc..................................    91,474      1,288,869
#*  AutoWeb, Inc.........................................    58,232        225,940
*   Aviat Networks, Inc..................................    26,667        406,672
#*  Avid Technology, Inc.................................   734,420      4,120,096
    AVX Corp.............................................   509,292     10,583,088
*   Aware, Inc...........................................   122,298        458,618
*   Axcelis Technologies, Inc............................   475,674     10,464,828
#*  AXT, Inc.............................................   514,645      3,885,570
#   Badger Meter, Inc....................................   289,624     15,103,892
    Bel Fuse, Inc., Class A..............................     8,954        175,498
    Bel Fuse, Inc., Class B..............................   128,681      2,895,323
#   Belden, Inc..........................................   421,484     27,291,089
    Benchmark Electronics, Inc...........................   258,027      6,244,253
    BK Technologies, Inc.................................    30,643        108,783
#   Black Box Corp.......................................   315,462        432,183
#   Blackbaud, Inc.......................................   130,591     13,034,288
#*  Bottomline Technologies de, Inc......................   240,037     12,937,994
#*  BroadVision, Inc.....................................    18,154         36,308
#   Brooks Automation, Inc...............................   656,432     20,073,691
#*  BSQUARE Corp.........................................   135,364        311,337
    Cabot Microelectronics Corp..........................   275,191     33,146,756
*   CACI International, Inc., Class A....................   241,640     42,335,328
#*  CalAmp Corp..........................................   755,061     17,185,188
*   Calix, Inc...........................................   978,785      6,900,434
#*  Carbonite, Inc.......................................   519,074     17,804,238
*   Cardtronics P.L.C., Class A..........................   461,239     11,678,572
#*  Cars.com, Inc........................................   663,641     18,827,495
    Cass Information Systems, Inc........................   131,252      8,839,822
#   CCUR Holdings, Inc...................................    48,574        249,185
*   CEVA, Inc............................................   192,755      5,801,926
#*  Ciena Corp........................................... 1,438,808     36,545,723
#*  Cirrus Logic, Inc....................................   553,076     23,926,068

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
INFORMATION TECHNOLOGY -- (Continued)
#*  Cision, Ltd..........................................    92,497 $ 1,394,855
#*  Clearfield, Inc......................................   115,440   1,494,948
#   Cohu, Inc............................................   340,930   8,584,617
    Communications Systems, Inc..........................    32,263     116,469
*   CommVault Systems Inc................................    43,349   2,813,350
*   Computer Task Group, Inc.............................   175,559   1,056,865
    Comtech Telecommunications Corp......................   224,765   7,552,104
*   Conduent, Inc........................................ 2,087,166  37,485,501
#*  Control4 Corp........................................   472,265  12,009,699
    Convergys Corp.......................................   728,207  17,913,892
*   CoreLogic, Inc.......................................   290,646  14,154,460
#*  Cray, Inc............................................   393,284   9,812,436
#*  Cree, Inc............................................ 1,220,341  57,539,078
#   CSG Systems International, Inc.......................   317,854  12,927,122
#   CSP, Inc.............................................    16,000     172,800
    CTS Corp.............................................   257,517   8,987,343
#*  CUI Global, Inc......................................    13,823      37,737
#*  CVD Equipment Corp...................................     8,212      59,537
#*  CyberOptics Corp.....................................   141,245   2,648,344
    Daktronics, Inc......................................   660,073   5,670,027
#*  DASAN Zhone Solutions, Inc...........................     3,655      33,882
*   Data I/O Corp........................................   162,023     821,457
*   Datawatch Corp.......................................    12,178     149,181
*   DHI Group, Inc.......................................   764,941   1,606,376
#   Diebold Nixdorf, Inc.................................   493,640   5,602,814
*   Digi International, Inc..............................   186,351   2,515,739
#*  Digital Turbine, Inc.................................     6,801       9,453
*   Diodes, Inc..........................................   473,230  17,585,227
*   DSP Group, Inc.......................................   285,718   3,571,475
#*  Eastman Kodak Co.....................................   193,566     609,733
#   Ebix, Inc............................................   228,444  18,127,031
#*  Edgewater Technology, Inc............................    50,225     257,152
*   eGain Corp...........................................    87,529   1,137,877
#*  Electro Scientific Industries, Inc...................   589,748  10,633,156
#*  Electronics For Imaging, Inc.........................   483,742  16,505,277
#*  Ellie Mae, Inc.......................................   349,051  34,632,840
#*  EMCORE Corp..........................................   190,933     964,212
#*  Endurance International Group Holdings, Inc..........   181,500   1,488,300
    Entegris, Inc........................................   756,163  26,579,129
#*  Envestnet, Inc.......................................   152,025   8,908,665
*   ePlus, Inc...........................................    73,199   7,221,081
*   Everi Holdings, Inc..................................   218,394   1,605,196
#*  Everspin Technologies, Inc...........................     2,300      20,240
    EVERTEC, Inc.........................................   241,946   5,637,342
*   Evolving Systems, Inc................................     9,500      24,700
*   ExlService Holdings, Inc.............................   349,164  20,824,141
*   Extreme Networks, Inc................................    34,315     291,678
#*  Fabrinet.............................................   427,524  16,724,739
*   FARO Technologies, Inc...............................   179,572  11,690,137
#*  Finisar Corp......................................... 1,251,464  21,087,168
#*  Finjan Holdings, Inc.................................   332,461   1,329,844
#*  Fitbit, Inc., Class A................................   286,932   1,701,507
*   FormFactor, Inc......................................   858,317  11,115,205
*   Frequency Electronics, Inc...........................    47,309     392,665
    GlobalSCAPE, Inc.....................................    82,072     301,204
*   Globant SA...........................................   120,548   6,683,181
*   Glu Mobile, Inc......................................   771,687   4,113,092
*   GSE Systems, Inc.....................................    72,970     215,262
#*  GSI Technology, Inc..................................   193,888   1,328,133

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
INFORMATION TECHNOLOGY -- (Continued)
#*  GTT Communications, Inc..............................   479,281 $21,304,040
    Hackett Group, Inc. (The)............................   584,914  10,545,999
#*  Harmonic, Inc........................................ 1,559,564   7,173,994
#*  Ichor Holdings, Ltd..................................   357,357   7,504,497
#*  ID Systems, Inc......................................    38,571     262,283
*   IEC Electronics Corp.................................    31,198     161,606
#*  II-VI, Inc...........................................   585,289  22,943,329
#*  Image Sensing Systems, Inc...........................    27,942     117,356
#*  Immersion Corp.......................................   313,428   4,400,529
*   Imperva Inc..........................................    15,562     719,743
#*  Impinj, Inc..........................................    12,300     262,113
#*  Infinera Corp........................................ 1,285,977  10,699,329
*   Information Services Group, Inc......................    80,316     329,296
*   Innodata, Inc........................................    71,340      82,754
#*  Inphi Corp...........................................   129,868   4,083,050
#*  Inseego Corp.........................................     6,875      12,925
*   Insight Enterprises, Inc.............................   276,301  13,889,651
#*  Integrated Device Technology, Inc.................... 1,083,550  37,306,627
*   Intelligent Systems Corp.............................    32,937     333,322
    InterDigital, Inc....................................   348,715  28,751,552
#*  Internap Corp........................................   264,295   2,611,235
*   inTEST Corp..........................................   133,919     970,913
#*  Intevac, Inc.........................................   239,223   1,124,348
#*  Iteris, Inc..........................................    24,274     119,185
*   Itron, Inc...........................................   396,732  24,279,998
#   j2 Global, Inc.......................................   217,265  18,432,763
*   KEMET Corp...........................................   923,492  24,001,557
*   Key Tronic Corp......................................    55,537     448,739
*   Kimball Electronics, Inc.............................   196,235   3,993,382
#*  Knowles Corp.........................................   767,286  13,320,085
#*  Kopin Corp...........................................   610,156   1,867,077
    Kulicke & Soffa Industries, Inc......................   541,046  14,261,973
#*  KVH Industries, Inc..................................   185,627   2,301,775
#*  Lantronix, Inc.......................................    10,600      28,302
*   Lattice Semiconductor Corp........................... 1,387,712  10,671,505
*   Leaf Group, Ltd......................................   347,695   4,068,032
*   LGL Group, Inc. (The)................................    14,601      79,575
#*  LightPath Technologies, Inc., Class A................   123,057     292,876
*   Limelight Networks, Inc.............................. 1,577,149   7,034,085
*   Liquidity Services, Inc..............................   291,318   2,053,792
#*  Lumentum Holdings, Inc...............................   402,856  21,049,226
*   Luna Innovations, Inc................................    75,274     255,179
*   Luxoft Holding, Inc..................................   139,499   5,300,962
#*  MACOM Technology Solutions Holdings, Inc.............    95,261   1,984,287
#*  MagnaChip Semiconductor Corp.........................   117,697   1,365,285
#*  Manhattan Associates, Inc............................   414,138  19,928,321
    ManTech International Corp., Class A.................   256,617  15,358,527
#   Marchex, Inc., Class B...............................   380,561   1,160,711
#*  MaxLinear, Inc.......................................   654,751  11,333,740
#*  Maxwell Technologies, Inc............................   271,184   1,244,735
#*  Meet Group, Inc.(The)................................ 1,583,685   6,429,761
#   Mesa Laboratories, Inc...............................    42,702   8,635,625
    Methode Electronics, Inc.............................   383,869  15,066,858
*   MicroStrategy, Inc., Class A.........................    93,066  12,112,540
#*  Mimecast, Ltd........................................    38,773   1,392,338
#*  MINDBODY Inc.........................................    96,611   3,608,421
#*  Mitek Systems, Inc...................................   104,639     884,200
    MKS Instruments, Inc.................................   151,344  14,271,739
*   MoneyGram International, Inc.........................   603,029   3,943,810

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
INFORMATION TECHNOLOGY -- (Continued)
    Monotype Imaging Holdings, Inc.......................   373,217 $ 7,706,931
#*  MoSys, Inc...........................................    10,786      11,433
#   MTS Systems Corp.....................................   153,264   8,356,720
*   Nanometrics, Inc.....................................   428,156  16,124,355
*   Napco Security Technologies, Inc.....................   257,266   4,064,803
#*  NCR Corp.............................................   466,287  13,018,733
#*  NeoPhotonics Corp....................................   612,334   3,900,568
#*  Net Element, Inc.....................................     5,044      36,065
*   NETGEAR, Inc.........................................   378,424  24,919,220
#*  NetScout Systems, Inc................................   891,580  23,894,344
*   NetSol Technologies, Inc.............................    18,987     107,277
    Network-1 Technologies, Inc..........................   148,914     416,959
#   NIC, Inc.............................................   687,206  11,270,178
*   Novanta, Inc.........................................   302,949  18,888,870
*   Nuance Communications, Inc...........................    60,289     890,469
    NVE Corp.............................................    50,338   5,377,105
#*  Oclaro, Inc..........................................   745,924   6,310,517
#*  OneSpan, Inc.........................................   368,467   6,006,012
#*  Optical Cable Corp...................................    26,264      99,803
#*  OSI Systems, Inc.....................................   220,746  17,606,701
#*  PAR Technology Corp..................................   158,397   2,958,856
#*  Park City Group, Inc.................................     1,617      13,340
    Park Electrochemical Corp............................   319,266   7,058,971
#*  Paycom Software, Inc.................................   142,182  15,106,838
*   Paylocity Holding Corp...............................    95,528   5,540,624
    PC Connection, Inc...................................    77,550   2,625,068
#*  PCM, Inc.............................................   115,461   2,551,688
    PC-Tel, Inc..........................................    76,416     473,015
#*  PDF Solutions, Inc...................................   441,549   4,636,265
    Pegasystems, Inc.....................................   372,259  20,697,600
*   Perceptron, Inc......................................   104,810   1,064,870
*   Perficient, Inc......................................   378,983   9,974,833
*   PFSweb, Inc..........................................   245,997   2,366,491
#*  Photronics, Inc......................................   555,289   4,997,601
*   Pixelworks, Inc......................................   280,492     914,404
    Plantronics, Inc.....................................   338,333  23,229,944
*   Plexus Corp..........................................   369,938  21,981,716
#   Power Integrations, Inc..............................   288,214  20,607,301
*   Presidio, Inc........................................    14,151     197,548
#*  PRGX Global, Inc.....................................   201,494   1,823,521
#*  Professional Diversity Network, Inc..................     9,253      29,239
    Progress Software Corp...............................   506,828  18,646,202
#   QAD, Inc., Class A...................................   123,896   6,170,021
    QAD, Inc., Class B...................................    15,510     604,890
#*  Qualys, Inc..........................................   239,378  20,849,824
#*  Quantenna Communications, Inc........................    29,957     477,215
#*  QuinStreet, Inc......................................   609,323   8,079,623
*   Qumu Corp............................................    38,807      95,077
*   Rambus, Inc.......................................... 1,174,324  14,514,645
*   RealNetworks, Inc....................................   466,868   1,676,056
#*  RealPage, Inc........................................   247,174  13,619,287
#*  Resonant, Inc........................................     9,824      41,948
    RF Industries, Ltd...................................    85,482     850,546
*   Rhythmone P.L.C......................................    21,200      56,744
*   Ribbon Communications, Inc...........................   558,565   3,789,864
    Richardson Electronics, Ltd..........................    80,502     737,398
*   Rogers Corp..........................................   202,508  23,606,358
*   Rosetta Stone, Inc...................................   232,660   3,420,102
*   Rubicon Project, Inc. (The)..........................   497,705   1,433,390

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
INFORMATION TECHNOLOGY -- (Continued)
*   Rudolph Technologies, Inc............................   377,016 $10,782,658
*   Sanmina Corp.........................................   762,004  22,174,316
    Sapiens International Corp. NV.......................     7,867      81,187
*   ScanSource, Inc......................................   236,112   9,739,620
    Science Applications International Corp..............   415,074  35,019,793
*   Seachange International, Inc.........................   597,936   1,829,684
*   Semtech Corp.........................................   696,420  33,045,129
*   ServiceSource International, Inc.....................   334,742   1,171,597
#*  Shutterstock, Inc....................................   193,877   8,931,913
#*  Sigma Designs, Inc...................................   390,966   2,365,344
*   SigmaTron International, Inc.........................     2,200      15,378
*   Silicon Laboratories, Inc............................   345,115  32,872,204
#*  SMART Global Holdings, Inc...........................    96,182   2,936,436
*   SMTC Corp............................................     9,870      24,478
#*  SolarEdge Technologies, Inc..........................   207,287  11,038,033
#*  Sonic Foundry, Inc...................................     3,225       6,966
*   Stamps.com, Inc......................................   114,927  29,995,947
#*  StarTek, Inc.........................................   295,560   2,269,901
*   Steel Connect, Inc...................................   421,906     894,441
#*  Stratasys, Ltd.......................................   279,360   5,425,171
#*  Super Micro Computer, Inc............................   499,932  11,048,497
*   Support.com, Inc.....................................     4,802      13,254
*   Sykes Enterprises, Inc...............................   430,102  12,756,825
#*  Synaptics, Inc.......................................   329,802  16,526,378
#*  Synchronoss Technologies, Inc........................   204,360     864,443
    SYNNEX Corp..........................................    61,711   5,953,260
*   Syntel, Inc..........................................   493,853  20,045,493
*   Tech Data Corp.......................................   386,571  32,243,887
*   Technical Communications Corp........................       600       2,340
*   TechTarget, Inc......................................   330,020   9,379,168
#*  Telaria, Inc.........................................   210,614     785,590
*   Telenav, Inc.........................................   388,705   2,099,007
    TESSCO Technologies, Inc.............................    80,520   1,493,646
#   TiVo Corp............................................ 1,360,324  16,527,937
#*  Trade Desk, Inc. (The), Class A......................   105,889   8,928,560
    TransAct Technologies, Inc...........................    71,908     794,583
    Travelport Worldwide, Ltd............................ 1,238,616  23,409,842
#*  Travelzoo............................................   114,280   1,485,640
*   Trio-Tech International..............................     3,256      15,043
    TTEC Holdings, Inc...................................   445,289  14,316,041
#*  TTM Technologies, Inc................................   938,723  16,296,231
#*  Ubiquiti Networks, Inc...............................    38,400   3,171,072
#*  Ultra Clean Holdings, Inc............................   506,836   6,801,739
#*  Unisys Corp..........................................   317,263   4,076,830
#   Universal Display Corp...............................    20,118   1,937,363
*   Upland Software, Inc.................................    10,007     313,419
*   Veeco Instruments, Inc...............................   737,737  10,807,847
*   VeriFone Systems, Inc................................   793,856  18,179,302
*   Verint Systems, Inc..................................   500,169  22,457,588
    Versum Materials, Inc................................   382,043  14,727,758
#*  ViaSat, Inc..........................................   268,193  18,864,696
#*  Viavi Solutions, Inc................................. 1,246,287  12,612,424
*   Virtusa Corp.........................................   396,026  20,922,054
#   Vishay Intertechnology, Inc.......................... 1,080,131  27,003,275
*   Vishay Precision Group, Inc..........................   132,786   5,298,161
    Wayside Technology Group, Inc........................    14,899     201,137
*   Web.com Group, Inc...................................   499,254  12,556,238
*   Wireless Telecom Group, Inc..........................    56,922     119,536
*   Xcerra Corp..........................................   675,434   9,618,180

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                            SHARES       VALUE+
                                                          ---------- --------------
INFORMATION TECHNOLOGY -- (Continued)
*   XO Group, Inc........................................    364,223 $   10,263,804
#   Xperi Corp...........................................    504,858      8,405,886
#*  Xplore Technologies Corp.............................      3,700         22,126
#*  Yelp, Inc............................................    149,855      5,526,652
*   Zedge, Inc., Class B.................................     32,710         97,149
*   Zix Corp.............................................    956,868      5,109,675
*   Zynga, Inc., Class A................................. 10,461,381     39,648,634
                                                                     --------------
TOTAL INFORMATION TECHNOLOGY.............................             2,553,584,639
                                                                     --------------
MATERIALS -- (4.9%)
    A Schulman, Inc......................................    254,232     11,020,957
#   Advanced Emissions Solutions, Inc....................     21,382        242,686
*   AdvanSix, Inc........................................     70,403      2,849,209
*   AgroFresh Solutions, Inc.............................     43,327        308,055
#*  AK Steel Holding Corp................................  3,024,439     14,003,153
#*  Allegheny Technologies, Inc..........................  1,233,910     34,302,698
    American Vanguard Corp...............................    308,774      6,700,396
*   Ampco-Pittsburgh Corp................................    130,263      1,374,275
    Balchem Corp.........................................    306,578     30,746,708
    Boise Cascade Co.....................................    419,398     18,138,963
    Cabot Corp...........................................    367,056     24,262,402
#   Carpenter Technology Corp............................    423,325     23,185,510
#*  Century Aluminum Co..................................  1,067,074     13,669,218
    Chase Corp...........................................     60,557      7,478,789
*   Clearwater Paper Corp................................    189,308      4,278,361
#*  Cleveland-Cliffs, Inc................................  3,272,193     35,306,962
*   Coeur Mining, Inc....................................  1,797,424     12,581,968
    Commercial Metals Co.................................  1,124,971     25,131,852
#   Compass Minerals International, Inc..................    344,162     23,351,392
    Core Molding Technologies, Inc.......................     58,140        781,983
    Domtar Corp..........................................    748,451     36,090,307
*   Ferro Corp...........................................    856,492     19,288,200
#   Ferroglobe P.L.C.....................................    889,884      7,252,555
#*  Flotek Industries, Inc...............................    790,115      2,449,357
#*  Forterra, Inc........................................     50,851        460,202
    Friedman Industries, Inc.............................     75,280        782,159
    FutureFuel Corp......................................    331,840      4,566,118
*   GCP Applied Technologies, Inc........................    562,842     16,406,844
#   Gold Resource Corp...................................    488,869      3,202,092
    Greif, Inc., Class A.................................    268,571     14,623,691
    Greif, Inc., Class B.................................     16,459        952,153
    Hawkins, Inc.........................................    107,930      4,025,789
#   Haynes International, Inc............................    143,962      6,112,627
#   HB Fuller Co.........................................    518,754     29,402,977
#   Hecla Mining Co......................................  5,311,043     16,995,338
*   Ingevity Corp........................................     65,456      6,524,000
    Innophos Holdings, Inc...............................    200,728      9,068,891
    Innospec, Inc........................................    271,017     21,938,826
#*  Intrepid Potash, Inc.................................  1,016,498      4,340,446
    Kaiser Aluminum Corp.................................    156,943     17,517,978
    KapStone Paper and Packaging Corp....................  1,023,268     35,589,261
    KMG Chemicals, Inc...................................    224,567     16,123,911
*   Koppers Holdings, Inc................................    188,398      7,074,345
#*  Kraton Corp..........................................    297,166     14,290,713
#   Kronos Worldwide, Inc................................    450,214     10,237,866
    Louisiana-Pacific Corp...............................    901,338     24,264,019
#*  LSB Industries, Inc..................................    195,144      1,282,096
    Materion Corp........................................    171,798     10,771,735
#   McEwen Mining, Inc...................................    113,975        255,304

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES       VALUE+
                                                          --------- --------------
MATERIALS -- (Continued)
    Mercer International, Inc............................   491,511 $    8,822,622
    Minerals Technologies, Inc...........................   366,319     27,693,716
    Myers Industries, Inc................................   536,826     11,568,600
    Neenah, Inc..........................................   165,567     14,536,783
    Northern Technologies International Corp.............    26,285        996,202
#   Olympic Steel, Inc...................................    87,553      1,935,797
*   OMNOVA Solutions, Inc................................   810,896      7,581,878
#*  Owens-Illinois, Inc..................................   860,758     16,078,959
    PH Glatfelter Co.....................................   288,349      4,720,273
#*  Platform Specialty Products Corp..................... 2,022,581     24,999,101
    PolyOne Corp.........................................   739,957     33,187,071
*   PQ Group Holdings, Inc...............................    18,750        337,875
#   Quaker Chemical Corp.................................   131,501     23,346,688
*   Ramaco Resources, Inc................................     2,569         16,776
#   Rayonier Advanced Materials, Inc.....................   718,318     12,958,457
*   Resolute Forest Products, Inc........................   250,975      2,547,396
*   Ryerson Holding Corp.................................   510,117      5,891,851
#   Schnitzer Steel Industries, Inc., Class A............   238,698      7,865,099
#   Schweitzer-Mauduit International, Inc................   311,472     12,922,973
#   Sensient Technologies Corp...........................   393,938     27,323,540
#   Silgan Holdings, Inc.................................   596,724     16,415,877
#   Stepan Co............................................   220,814     19,338,890
#*  Summit Materials, Inc., Class A......................   600,245     15,066,149
*   SunCoke Energy, Inc..................................   683,654      7,800,492
#   Synalloy Corp........................................    46,028        994,205
#*  TimkenSteel Corp.....................................   811,777     11,283,700
#*  Trecora Resources....................................   181,985      2,729,775
    Tredegar Corp........................................   225,318      5,869,534
    Trinseo SA...........................................   312,238     23,324,179
#   Tronox, Ltd., Class A................................   934,236     17,236,654
*   UFP Technologies, Inc................................    20,629        674,568
    United States Lime & Minerals, Inc...................    41,302      3,209,165
*   Universal Stainless & Alloy Products, Inc............    70,146      2,098,067
#*  US Concrete, Inc.....................................   174,361      8,805,230
*   Verso Corp., Class A.................................   282,735      5,900,679
    Worthington Industries, Inc..........................   635,835     29,769,795
                                                                    --------------
TOTAL MATERIALS..........................................            1,047,453,953
                                                                    --------------
REAL ESTATE -- (0.6%)
    Alexander & Baldwin, Inc.............................   429,540     10,287,483
#*  Altisource Asset Management Corp.....................     9,734        638,064
#*  Altisource Portfolio Solutions SA....................   113,149      3,768,993
    CKX Lands, Inc.......................................     5,107         54,875
#   Consolidated-Tomoka Land Co..........................    33,860      2,218,168
*   CorePoint Lodging, Inc...............................   227,984      5,758,876
#*  Five Point Holdings LLC..............................    12,587        140,848
#*  Forestar Group, Inc..................................    38,351        870,568
*   FRP Holdings, Inc....................................    96,656      6,282,640
    Griffin Industrial Realty, Inc.......................    22,068        918,249
#   HFF, Inc., Class A...................................   406,163     18,281,396
#*  InterGroup Corp. (The)...............................     1,860         54,963
#*  JW Mays, Inc.........................................       200          7,890
#   Kennedy-Wilson Holdings, Inc......................... 1,330,242     27,802,058
#*  Marcus & Millichap, Inc..............................   272,384     10,952,561
#*  Maui Land & Pineapple Co., Inc.......................   109,476      1,395,819
*   Rafael Holdings, Inc., Class B.......................   216,320      1,968,512
    RE/MAX Holdings, Inc., Class A.......................   158,535      8,053,578
#   Realogy Holdings Corp................................   955,109     20,888,234
    RMR Group, Inc. (The), Class A.......................    90,511      7,856,355

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
REAL ESTATE -- (Continued)
#*  St Joe Co. (The).....................................   229,759 $  4,055,246
*   Stratus Properties, Inc..............................    44,196    1,361,237
#*  Tejon Ranch Co.......................................   292,415    6,842,511
*   Trinity Place Holdings, Inc..........................    28,897      185,808
                                                                    ------------
TOTAL REAL ESTATE........................................            140,644,932
                                                                    ------------
TELECOMMUNICATIONS SERVICES -- (0.8%)
*   Alaska Communications Systems Group, Inc.............   211,491      340,500
#   ATN International, Inc...............................   149,460    9,547,505
*   Boingo Wireless, Inc.................................   789,351   18,241,902
#*  Cincinnati Bell, Inc.................................   553,353    7,387,263
#   Cogent Communications Holdings, Inc..................   623,337   32,382,357
#   Consolidated Communications Holdings, Inc............   575,062    7,326,290
#   Frontier Communications Corp.........................    50,507      263,647
    IDT Corp., Class B...................................   519,641    2,728,115
#*  Intelsat SA..........................................   132,106    2,576,067
#*  Iridium Communications, Inc..........................   239,420    4,141,966
#*  ORBCOMM, Inc......................................... 1,195,803   11,431,877
*   pdvWireless, Inc.....................................    20,231      604,907
    Shenandoah Telecommunications Co.....................   523,621   17,279,493
    Spok Holdings, Inc...................................   197,835    2,868,607
    Telephone & Data Systems, Inc........................ 1,102,483   27,837,696
*   United States Cellular Corp..........................   168,294    5,782,582
*   Vonage Holdings Corp................................. 2,357,334   30,197,448
#   Windstream Holdings, Inc.............................    31,700      111,584
                                                                    ------------
TOTAL TELECOMMUNICATIONS SERVICES........................            181,049,806
                                                                    ------------
UTILITIES -- (2.8%)
    ALLETE, Inc..........................................   470,567   36,483,059
#   American States Water Co.............................   380,399   22,869,588
*   AquaVenture Holdings, Ltd............................       856       14,158
    Artesian Resources Corp., Class A....................    90,868    3,352,121
#*  Atlantic Power Corp..................................   249,339      548,546
    Atlantica Yield PLC..................................   272,151    5,592,703
    Avista Corp..........................................   633,808   32,058,009
#   Black Hills Corp.....................................   421,191   25,258,824
#   California Water Service Group.......................   468,280   19,246,308
    Chesapeake Utilities Corp............................   154,205   12,930,089
    Connecticut Water Service, Inc.......................   155,090    9,990,898
#   Consolidated Water Co., Ltd..........................    80,551    1,131,742
    El Paso Electric Co..................................   402,625   25,083,537
#   Genie Energy, Ltd., Class B..........................   290,678    1,511,526
    Hawaiian Electric Industries, Inc....................   592,603   20,841,848
#   IDACORP, Inc.........................................    33,518    3,158,736
    MGE Energy, Inc......................................   339,202   21,708,928
#   Middlesex Water Co...................................   214,821    9,514,422
#   New Jersey Resources Corp............................   725,481   33,553,496
#   Northwest Natural Gas Co.............................   287,927   18,758,444
    NorthWestern Corp....................................   481,550   28,570,361
#   NRG Yield, Inc., Class A.............................   323,835    5,984,471
#   NRG Yield, Inc., Class C.............................   583,529   10,853,639
    ONE Gas, Inc.........................................   362,765   27,947,416
#   Ormat Technologies, Inc..............................   465,505   25,253,646
    Otter Tail Corp......................................   373,678   18,086,015
#   Pattern Energy Group, Inc., Class A..................   809,999   15,041,681
    PNM Resources, Inc...................................   769,055   30,262,314
    Portland General Electric Co.........................   424,269   19,244,842
*   Pure Cycle Corp......................................     1,400       15,190

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                              SHARES        VALUE+
                                                            ----------- ---------------
UTILITIES -- (Continued)
      RGC Resources, Inc...................................      19,408 $       550,605
      SJW Corp.............................................     198,667      12,849,782
#     South Jersey Industries, Inc.........................     809,574      27,468,846
      Southwest Gas Holdings, Inc..........................     273,928      21,421,170
#     Spark Energy, Inc., Class A..........................      98,520         842,346
#     Spire, Inc...........................................     450,623      32,264,607
#     TerraForm Power, Inc., Class A.......................       7,768          79,467
      Unitil Corp..........................................     199,331      10,147,941
      York Water Co. (The).................................     153,447       4,756,857
                                                                        ---------------
TOTAL UTILITIES............................................                 595,248,178
                                                                        ---------------
TOTAL COMMON STOCKS........................................              18,761,690,646
                                                                        ---------------
RIGHTS/WARRANTS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
>>    Media General, Inc. Contingent Value Rights..........     298,450          29,845
                                                                        ---------------
HEALTHCARE -- (0.0%)
*>>   Biocept, Inc. Rights 08/08/2018......................       2,181           2,857
                                                                        ---------------
INFORMATION TECHNOLOGY -- (0.0%)
*>>   SMTC Corp. Rights....................................       3,290             757
                                                                        ---------------
TOTAL RIGHTS/WARRANTS......................................                      33,459
                                                                        ---------------
PREFERRED STOCKS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
      GCI Liberty, Inc.....................................      72,148       1,794,320
                                                                        ---------------
TOTAL INVESTMENT SECURITIES................................              18,763,518,425
                                                                        ---------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S. Government Money
        Market Fund, 1.830%................................ 165,126,234     165,126,234
                                                                        ---------------
SECURITIES LENDING COLLATERAL -- (12.1%)
@(S)  DFA Short Term Investment Fund....................... 225,353,235   2,607,562,279
                                                                        ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $16,216,600,695)^^.................................             $21,536,206,938
                                                                        ===============

At July 31, 2018, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

                                                                            UNREALIZED
                           NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index..   1,040    09/21/18  $144,546,277 $146,489,200   $1,942,923
                                                ------------ ------------   ----------
TOTAL FUTURES CONTRACTS...                      $144,546,277 $146,489,200   $1,942,923
                                                ============ ============   ==========

U.S. SMALL CAP PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------------
                                     LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                 --------------- -------------- ------- ---------------
Common Stocks
   Consumer Discretionary....... $ 3,040,325,553 $        1,350   --    $ 3,040,326,903
   Consumer Staples.............     810,558,200             --   --        810,558,200
   Energy.......................   1,218,664,323             --   --      1,218,664,323
   Financials...................   3,708,376,851        135,102   --      3,708,511,953
   Healthcare...................   1,717,623,971             --   --      1,717,623,971
   Industrials..................   3,748,023,788             --   --      3,748,023,788
   Information Technology.......   2,553,542,779         41,860   --      2,553,584,639
   Materials....................   1,047,453,953             --   --      1,047,453,953
   Real Estate..................     140,644,932             --   --        140,644,932
   Telecommunications Services..     181,049,806             --   --        181,049,806
   Utilities....................     595,248,178             --   --        595,248,178
Preferred Stocks................
   Consumer Discretionary.......       1,794,320             --   --          1,794,320
Rights/Warrants.................
   Consumer Discretionary.......              --         29,845   --             29,845
   Healthcare...................              --          2,857   --              2,857
   Information Technology.                    --            757   --                757
Temporary Cash Investments......     165,126,234             --   --        165,126,234
Securities Lending Collateral...              --  2,607,562,279   --      2,607,562,279
Futures Contracts**.............       1,942,923             --   --          1,942,923
                                 --------------- --------------   --    ---------------
TOTAL........................... $18,930,375,811 $2,607,774,050   --    $21,538,149,861
                                 =============== ==============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                           U.S. MICRO CAP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
COMMON STOCKS -- (88.8%)
CONSUMER DISCRETIONARY -- (13.0%)
*   1-800-Flowers.com, Inc., Class A.....................   398,673 $ 5,780,758
    A.H. Belo Corp., Class A.............................   243,910   1,073,204
#   Abercrombie & Fitch Co., Class A.....................   532,004  12,603,175
#   Acushnet Holdings Corp...............................     4,862     117,515
#   AMC Entertainment Holdings, Inc., Class A............    52,363     853,517
    AMCON Distributing Co................................     5,890     491,815
*   American Axle & Manufacturing Holdings, Inc..........   717,160  11,990,915
*   American Outdoor Brands Corp.........................   438,247   4,150,199
*   American Public Education, Inc.......................   132,880   5,860,008
#*  America's Car-Mart, Inc..............................   106,988   6,847,232
    Ark Restaurants Corp.................................    36,613     823,793
*   Asbury Automotive Group, Inc.........................   146,319  10,286,226
#*  Ascena Retail Group, Inc............................. 1,351,674   4,974,160
#*  Ascent Capital Group, Inc., Class A..................    79,783     229,775
#*  At Home Group, Inc...................................     3,101     112,473
#*  AV Homes, Inc........................................   132,934   2,864,728
*   Ballantyne Strong, Inc...............................   102,209     551,929
*   Barnes & Noble Education, Inc........................   467,834   2,629,227
#   Barnes & Noble, Inc..................................   965,687   5,890,691
    Bassett Furniture Industries, Inc....................    89,606   2,240,150
    BBX Capital Corp.....................................   217,751   1,898,789
    Beasley Broadcast Group, Inc., Class A...............    67,836     437,542
#*  Beazer Homes USA, Inc................................   117,834   1,509,454
*   Belmond, Ltd., Class A...............................   728,456   8,195,130
#   Big 5 Sporting Goods Corp............................   162,603   1,048,789
#   Big Lots, Inc........................................    94,635   4,109,998
#*  Biglari Holdings, Inc., Class A......................       779     761,410
#*  Biglari Holdings, Inc., Class B......................     8,319   1,575,868
#   BJ's Restaurants, Inc................................   234,694  14,844,395
#*  Bojangles', Inc......................................   150,456   1,978,496
#*  Boot Barn Holdings, Inc..............................   188,680   4,413,225
#*  Boston Omaha Corp., Class A..........................       761      15,190
    Bowl America, Inc., Class A..........................    55,406     820,009
*   Bridgepoint Education, Inc...........................   222,912   2,922,376
#   Brinker International, Inc...........................   122,552   5,780,778
#*  Build-A-Bear Workshop, Inc...........................   121,177     981,534
#   Caleres, Inc.........................................   493,103  16,514,019
#   Callaway Golf Co..................................... 1,105,362  21,267,165
*   Cambium Learning Group, Inc..........................   285,678   3,388,141
    Canterbury Park Holding Corp.........................    10,905     164,120
    Capella Education Co.................................   128,299  13,343,096
*   Career Education Corp................................   723,488  13,312,179
#   Carriage Services, Inc...............................   194,678   4,865,003
#*  Carrols Restaurant Group, Inc........................   393,575   5,706,837
    Cato Corp. (The), Class A............................   206,400   5,139,360
*   Cavco Industries, Inc................................    96,967  20,600,639
#*  Central European Media Enterprises, Ltd., Class A....    63,845     247,399
*   Century Casinos, Inc.................................    12,063      98,313
*   Century Communities, Inc.............................   250,199   7,631,069
#*  Chanticleer Holdings, Inc............................     8,250      22,275
    Chico's FAS, Inc..................................... 1,113,021   9,683,283
#   Children's Place, Inc. (The).........................    97,261  11,953,377
#*  Christopher & Banks Corp.............................   146,600     144,401
#*  Chuy's Holdings, Inc.................................   163,573   5,177,085

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
    Citi Trends, Inc..................................... 119,365 $ 3,391,160
#*  Clarus Corp.......................................... 161,508   1,453,572
#   Clear Channel Outdoor Holdings, Inc., Class A........  40,628     180,795
#   Collectors Universe, Inc.............................  60,660     818,910
#*  Conn's, Inc.......................................... 258,091   8,749,285
#*  Container Store Group, Inc. (The)....................  35,826     237,526
#   Cooper Tire & Rubber Co.............................. 241,017   6,881,035
*   Cooper-Standard Holdings, Inc........................  79,352  10,696,650
#   Core-Mark Holding Co., Inc........................... 268,196   6,484,979
#*  Crocs, Inc........................................... 507,698   9,194,411
#   CSS Industries, Inc..................................  61,133     975,071
*   CTI Industries Corp..................................   1,700       6,800
    Culp, Inc............................................ 168,175   4,170,740
#*  Daily Journal Corp...................................     472     110,816
#*  Dave & Buster's Entertainment, Inc...................  65,214   3,205,268
*   Del Frisco's Restaurant Group, Inc................... 168,117   1,437,400
*   Del Taco Restaurants, Inc............................ 296,263   3,833,643
*   Delta Apparel, Inc...................................  77,508   1,281,982
*   Denny's Corp......................................... 711,954  10,358,931
#*  Destination Maternity Corp...........................  15,560      63,174
#*  Destination XL Group, Inc............................ 275,166     557,211
#   Dillard's, Inc., Class A.............................  15,369   1,233,670
#   Dine Brands Global, Inc..............................  23,590   1,675,598
*   Dixie Group, Inc. (The).............................. 105,388     210,776
    Dover Motorsports, Inc............................... 149,190     298,380
#*  Drive Shack, Inc..................................... 258,326   1,601,621
#   DSW, Inc., Class A................................... 433,236  11,887,996
#*  Duluth Holdings, Inc., Class B.......................  26,501     610,053
#   Educational Development Corp.........................  36,900     736,155
#*  El Pollo Loco Holdings, Inc.......................... 235,560   2,732,496
#*  Eldorado Resorts, Inc................................     123       5,271
    Emerald Expositions Events, Inc......................   9,265     178,815
*   Emerson Radio Corp................................... 114,403     164,740
*   Emmis Communications Corp., Class A..................  25,045     121,468
#   Entercom Communications Corp., Class A............... 587,194   4,433,315
    Entravision Communications Corp., Class A............ 893,785   4,334,857
*   Eros International P.L.C.............................  19,024     255,873
    Escalade, Inc........................................  69,594     932,560
    Ethan Allen Interiors, Inc........................... 327,443   7,367,467
#*  EVINE Live, Inc......................................  40,417      57,392
#   EW Scripps Co. (The), Class A........................ 599,606   7,854,839
#*  Express, Inc......................................... 517,391   4,982,475
#*  Famous Dave's of America, Inc........................  60,547     387,501
#*  Fiesta Restaurant Group, Inc......................... 217,721   6,324,795
    Flanigan's Enterprises, Inc..........................  21,206     612,853
    Flexsteel Industries, Inc............................  58,711   2,103,615
#*  Fluent, Inc..........................................  14,159      33,274
#*  Fossil Group, Inc....................................  90,790   2,378,698
#*  Fox Factory Holding Corp............................. 326,575  16,230,777
#*  Francesca's Holdings Corp............................ 245,688   1,999,900
#   Fred's, Inc., Class A................................ 214,439     467,477
*   FTD Cos., Inc........................................ 239,752     865,505
*   Full House Resorts, Inc..............................     683       2,056
#*  Gaia, Inc............................................  51,156     931,039
#   GameStop Corp., Class A..............................  15,254     219,810
    Gaming Partners International Corp...................  13,461     110,784
#   Gannett Co., Inc..................................... 985,471  10,416,428
*   GCI Liberty, Inc., Class A...........................   7,081     340,667
#*  Genesco, Inc......................................... 238,942   9,724,939

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
*    Genius Brands International, Inc.....................  12,352 $    31,498
#*   Gentherm, Inc........................................ 398,697  18,060,974
*    G-III Apparel Group, Ltd............................. 329,796  15,071,677
*    Good Times Restaurants, Inc..........................   1,131       4,694
#*   Gray Television, Inc................................. 660,118  10,198,823
*    Gray Television, Inc., Class A.......................  40,958     585,699
*    Green Brick Partners, Inc............................  96,289     934,003
#    Group 1 Automotive, Inc.............................. 126,700   8,867,733
#    Guess?, Inc.......................................... 500,423  11,339,585
#*   Habit Restaurants, Inc. (The), Class A...............  90,685   1,151,699
#    Hamilton Beach Brands Holding Co., Class A...........  78,694   1,998,828
*    Harte-Hanks, Inc.....................................  37,891     383,457
     Haverty Furniture Cos., Inc.......................... 128,216   2,538,677
#    Haverty Furniture Cos., Inc., Class A................  18,855     381,814
#*   Hemisphere Media Group, Inc..........................  42,842     514,104
#*   Hibbett Sports, Inc.................................. 121,768   2,794,576
     Hooker Furniture Corp................................  91,727   4,132,301
#*   Horizon Global Corp.................................. 223,814   1,555,507
*    Houghton Mifflin Harcourt Co......................... 814,709   5,173,402
#*   Hovnanian Enterprises, Inc., Class A................. 196,450     308,427
#*   Iconix Brand Group, Inc.............................. 212,201     110,345
#*   IMAX Corp............................................ 327,322   7,233,816
*    Insignia Systems, Inc................................   8,080      13,494
#*   Inspired Entertainment, Inc..........................   3,393      22,733
#*   Installed Building Products, Inc..................... 202,656  11,065,018
#*   iRobot Corp..........................................  88,913   7,046,355
*    J Alexander's Holdings, Inc..........................  61,543     658,510
*    J. Jill, Inc.........................................  33,520     274,529
#*   JAKKS Pacific, Inc................................... 146,564     337,097
#*   Jamba, Inc...........................................  13,246     146,236
     Johnson Outdoors, Inc., Class A......................  77,381   6,273,278
*    K12, Inc............................................. 268,588   4,394,100
     KB Home..............................................  79,846   1,896,342
#*   Kirkland's, Inc...................................... 154,281   1,755,718
#*   Kona Grill, Inc......................................  54,150     125,899
*    Koss Corp............................................ 115,135     284,383
#*   Lakeland Industries, Inc.............................  50,233     678,146
#*   Lands' End, Inc......................................   2,717      65,887
*>>  Lazare Kaplan International Inc......................  81,643      11,479
     La-Z-Boy, Inc........................................ 558,862  17,045,291
#    Libbey, Inc.......................................... 201,289   1,928,349
#    Liberty Tax, Inc.....................................  20,026     206,268
*    Liberty TripAdvisor Holdings, Inc., Class A.......... 577,196   9,610,313
     Lifetime Brands, Inc................................. 109,290   1,327,873
*    Lindblad Expeditions Holdings, Inc...................  98,246   1,300,777
#*   Live Ventures, Inc...................................   1,917      23,771
*    Luby's, Inc.......................................... 239,544     586,883
#*   Lumber Liquidators Holdings, Inc.....................  28,164     544,692
*    M/I Homes, Inc....................................... 195,293   5,050,277
*    Malibu Boats, Inc., Class A.......................... 113,581   4,269,510
     Marcus Corp. (The)................................... 177,508   6,842,933
#    Marine Products Corp................................. 184,504   3,428,084
#*   MarineMax, Inc....................................... 174,652   3,274,725
*    MCBC Holdings, Inc...................................  42,122   1,051,365
#*   McClatchy Co. (The), Class A.........................  35,627     347,363
#    MDC Holdings, Inc.................................... 428,027  12,429,904
*    Meritage Homes Corp..................................  74,993   3,235,948
*    Modine Manufacturing Co.............................. 390,889   6,821,013
*    Monarch Casino & Resort, Inc.........................  27,353   1,303,918

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
#   Monro, Inc...........................................   130,250 $ 8,785,362
#*  Motorcar Parts of America, Inc.......................   200,289   4,326,242
#   Movado Group, Inc....................................   160,593   7,997,531
#*  MSG Networks, Inc., Class A..........................   484,839  11,417,958
    Nathan's Famous, Inc.................................    55,892   5,491,389
    National CineMedia, Inc..............................   438,600   3,622,836
#*  Nautilus, Inc........................................   400,402   5,705,728
#*  New Home Co., Inc. (The).............................   103,577     954,980
#   New Media Investment Group, Inc......................   416,394   7,490,928
#*  New York & Co., Inc..................................   556,127   2,725,022
    Nobility Homes, Inc..................................    16,585     339,993
#*  Noodles & Co.........................................     7,864      82,179
#   Nutrisystem, Inc.....................................   344,324  13,772,960
    Office Depot, Inc.................................... 1,928,326   4,840,098
#*  Overstock.com, Inc...................................    66,915   2,385,520
#   Oxford Industries, Inc...............................   188,771  17,389,585
    P&F Industries, Inc., Class A........................     8,593      73,126
#   Papa John's International, Inc.......................    14,200     595,832
#*  Party City Holdco, Inc...............................    15,190     239,243
*   Pegasus Cos., Inc. (The).............................       454     100,107
*   Perry Ellis International, Inc.......................   116,416   3,264,305
#   PetMed Express, Inc..................................   202,975   7,536,462
#   Pier 1 Imports, Inc..................................   512,140   1,106,222
*   Pinnacle Entertainment, Inc..........................    25,729     855,232
*   Playa Hotels & Resorts NV............................   121,718   1,264,650
#*  Potbelly Corp........................................   173,668   2,153,483
    QEP Co., Inc.........................................     9,082     288,808
    RCI Hospitality Holdings, Inc........................    60,552   1,963,701
*   Reading International, Inc., Class A.................   155,429   2,455,778
*   Reading International, Inc., Class B.................    11,620     287,014
#*  Red Lion Hotels Corp.................................   174,549   2,181,862
#*  Red Robin Gourmet Burgers, Inc.......................   142,457   6,738,216
#*  Regis Corp...........................................   407,193   7,109,590
#   Rent-A-Center, Inc...................................   104,276   1,547,456
    Rocky Brands, Inc....................................    55,336   1,430,436
    Ruth's Hospitality Group, Inc........................   390,848  11,315,050
    Saga Communications, Inc., Class A...................    51,688   1,956,391
    Salem Media Group, Inc...............................   153,682     760,726
#*  Sally Beauty Holdings, Inc...........................   120,136   1,981,043
    Scholastic Corp......................................    78,721   3,287,389
#*  Sequential Brands Group, Inc.........................    35,374      76,762
*   Shake Shack, Inc., Class A...........................    15,948     994,039
*   Shiloh Industries, Inc...............................   168,831   1,392,856
#   Shoe Carnival, Inc...................................   127,656   4,004,569
#*  Shutterfly, Inc......................................   146,658  12,064,087
#   skyline Champion Corp................................    41,875   1,075,350
#*  Sleep Number Corp....................................   443,759  12,642,694
#*  Social Reality, Inc..................................    14,306      62,231
#   Sonic Automotive, Inc., Class A......................   278,310   5,663,608
#   Sonic Corp...........................................   605,445  21,281,392
    Speedway Motorsports, Inc............................   265,269   4,681,998
#*  Sportsman's Warehouse Holdings, Inc..................    63,356     322,482
#   Stage Stores, Inc....................................   115,513     246,043
    Standard Motor Products, Inc.........................   273,034  13,307,677
#*  Stein Mart, Inc......................................    19,107      42,226
*   Stoneridge, Inc......................................   310,831  10,568,254
    Strategic Education, Inc.............................    96,752  11,401,256
#   Strattec Security Corp...............................    30,252     998,316
#   Sturm Ruger & Co., Inc...............................   135,317   7,334,181

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES       VALUE+
                                                          --------- --------------
CONSUMER DISCRETIONARY -- (Continued)
    Superior Group of Cos, Inc...........................   114,159 $    2,392,773
#   Superior Industries International, Inc...............   197,997      3,633,245
*   Sypris Solutions, Inc................................   137,257        200,395
#   Tailored Brands, Inc.................................   273,529      5,514,345
*   Tandy Leather Factory, Inc...........................   101,284        790,015
#   Tile Shop Holdings, Inc..............................   328,267      2,724,616
    Tilly's, Inc., Class A...............................   120,229      1,863,549
#*  TopBuild Corp........................................    54,823      4,072,252
    Tower International, Inc.............................   165,175      5,335,152
*   Town Sports International Holdings, Inc..............    90,532        977,746
#   Townsquare Media, Inc., Class A......................    51,583        334,258
*   Trans World Entertainment Corp.......................   218,126        205,257
*   TravelCenters of America LLC.........................    80,907        376,218
*   tronc, Inc...........................................    88,028      1,376,758
#*  Tuesday Morning Corp.................................   288,757        837,395
#*  Turtle Beach Corp....................................     2,100         57,099
*   Unifi, Inc...........................................   159,569      4,814,197
#*  Universal Electronics, Inc...........................   177,603      6,207,225
*   Universal Technical Institute, Inc...................   240,305        780,991
#*  Urban One, Inc.......................................   229,385        493,178
*   US Auto Parts Network, Inc...........................   138,319        189,497
*   Vera Bradley, Inc....................................   258,096      3,430,096
*   Vince Holding Corp...................................     3,785         67,032
#*  Vista Outdoor, Inc...................................   467,823      7,597,446
#*  Vitamin Shoppe, Inc..................................   136,656      1,141,078
*   VOXX International Corp..............................   193,290      1,014,772
*   Vuzix Corp...........................................     2,515         15,593
    Weyco Group, Inc.....................................   110,343      3,845,454
#*  William Lyon Homes, Class A..........................   259,742      5,670,168
#   Wingstop, Inc........................................   183,206      9,041,216
#   Winmark Corp.........................................    54,273      7,988,986
#   Winnebago Industries, Inc............................   353,953     14,122,725
*   ZAGG, Inc............................................   308,639      4,598,721
#*  Zumiez, Inc..........................................   215,801      4,887,893
                                                                    --------------
TOTAL CONSUMER DISCRETIONARY.............................            1,031,465,423
                                                                    --------------
CONSUMER STAPLES -- (3.3%)
#   Alico, Inc...........................................    87,888      2,812,416
*   Alliance One International, Inc......................    76,908      1,261,291
    Andersons, Inc. (The)................................   257,815      9,087,979
*   Avon Products, Inc................................... 2,906,099      4,620,697
#*  Boston Beer Co., Inc. (The), Class A.................     6,220      1,710,189
*   Bridgford Foods Corp.................................    72,953        999,456
#   Calavo Growers, Inc..................................   186,492     17,250,510
*   CCA Industries, Inc..................................    35,363         97,248
#*  Central Garden & Pet Co..............................    69,897      3,017,453
*   Central Garden & Pet Co., Class A....................   300,481     12,055,298
#*  Chefs' Warehouse, Inc. (The).........................   239,735      6,460,858
#   Coca-Cola Bottling Co. Consolidated..................    72,733     10,555,013
*   Coffee Holding Co., Inc..............................    36,925        201,241
#*  Craft Brew Alliance, Inc.............................   211,733      4,192,313
#   Dean Foods Co........................................   863,624      8,480,788
#*  Farmer Brothers Co...................................   131,877      3,804,651
#*  Hostess Brands, Inc..................................   455,884      6,386,935
    Ingles Markets, Inc., Class A........................   129,389      3,849,323
#   Inter Parfums, Inc...................................   301,212     18,132,962
    John B. Sanfilippo & Son, Inc........................   101,566      7,807,378
*   Landec Corp..........................................   245,729      3,440,206
*   Lifevantage Corp.....................................     5,000         48,300

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
CONSUMER STAPLES -- (Continued)
*   Lifeway Foods, Inc...................................   152,835 $    568,546
    Limoneira Co.........................................    30,000      817,800
    Mannatech, Inc.......................................    11,325      224,801
    Medifast, Inc........................................   133,920   22,991,386
#   MGP Ingredients, Inc.................................   188,068   15,434,741
*   Natural Alternatives International, Inc..............    74,759      758,804
#*  Natural Grocers by Vitamin Cottage, Inc..............   124,851    1,656,773
    Natural Health Trends Corp...........................     5,316      126,893
#*  Nature's Sunshine Products, Inc......................   153,258    1,210,738
#*  New Age Beverages Corp...............................     7,200       14,616
    Oil-Dri Corp. of America.............................    56,286    2,384,275
#*  Orchids Paper Products Co............................    63,648      320,149
*   Primo Water Corp.....................................   217,650    3,819,758
#*  Revlon, Inc., Class A................................   113,409    1,769,180
#*  RiceBran Technologies................................    12,546       30,236
    Rocky Mountain Chocolate Factory, Inc................    70,128      720,215
*   S&W Seed Co..........................................    45,555      141,221
*   Seneca Foods Corp., Class A..........................    53,126    1,431,746
*   Seneca Foods Corp., Class B..........................    11,120      313,306
#*  Smart & Final Stores, Inc............................   511,197    3,016,062
    SpartanNash Co.......................................   377,270    9,039,389
#*  SUPERVALU, Inc.......................................   326,708   10,559,203
*   Tofutti Brands, Inc..................................     7,054       18,975
#   Turning Point Brands, Inc............................    36,454    1,219,751
#*  United Natural Foods, Inc............................     7,073      227,751
    United-Guardian, Inc.................................    39,576      732,156
    Universal Corp.......................................   106,098    7,331,372
*   USANA Health Sciences, Inc...........................   106,902   14,137,789
#   Village Super Market, Inc., Class A..................    72,548    1,953,718
#   WD-40 Co.............................................   135,325   21,672,299
#   Weis Markets, Inc....................................   185,891    9,504,607
*   Willamette Valley Vineyards, Inc.....................     3,868       31,718
                                                                    ------------
TOTAL CONSUMER STAPLES...................................            260,452,479
                                                                    ------------
ENERGY -- (4.8%)
*   Abraxas Petroleum Corp............................... 1,115,887    2,901,306
    Adams Resources & Energy, Inc........................    39,391    1,575,640
#*  Approach Resources, Inc..............................    22,469       51,679
#   Arch Coal, Inc., Class A.............................    82,872    7,010,142
    Archrock, Inc........................................   323,539    4,416,307
*   Ardmore Shipping Corp................................   170,135    1,148,411
*   Aspen Aerogels, Inc..................................    30,534      155,113
*   Barnwell Industries, Inc.............................    68,834      140,421
#*  Basic Energy Services, Inc...........................   247,868    2,795,951
*   Bonanza Creek Energy, Inc............................   167,176    6,218,947
#   Bristow Group, Inc...................................   419,941    5,870,775
#*  California Resources Corp............................    31,960    1,163,664
#*  CARBO Ceramics, Inc..................................    16,940      158,050
#*  Carrizo Oil & Gas, Inc...............................   563,023   15,865,988
#*  Clean Energy Fuels Corp.............................. 1,265,298    3,606,099
#*  Cloud Peak Energy, Inc...............................   457,256    1,193,438
#*  Contango Oil & Gas Co................................   217,429    1,219,777
#*  Covia Holdings Corp..................................    13,314      240,051
#*  Dawson Geophysical Co................................   200,166    1,563,296
    Delek US Holdings, Inc...............................    76,423    4,074,874
#*  Denbury Resources, Inc............................... 2,764,511   12,467,945
#   DHT Holdings, Inc....................................   664,000    2,822,000
#*  Dorian LPG, Ltd......................................   335,520    2,851,920
#*  Dril-Quip, Inc.......................................   174,857    9,013,878

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
ENERGY -- (Continued)
#*  Earthstone Energy, Inc., Class A.....................   175,157 $ 1,706,029
#*  Eclipse Resources Corp...............................   886,767   1,427,695
#*  Energy XXI Gulf Coast Inc............................    70,993     635,387
*   Era Group, Inc.......................................   128,710   1,818,672
    Evolution Petroleum Corp.............................   208,864   2,245,288
*   Exterran Corp........................................   146,871   4,071,264
#*  Forum Energy Technologies, Inc.......................   975,499  12,827,812
#   Frank's International NV.............................   491,349   4,142,072
#   GasLog, Ltd..........................................   192,920   3,250,702
*   Geospace Technologies Corp...........................   102,265   1,438,869
*   Goodrich Petroleum Corp..............................    11,855     149,492
#   Green Plains, Inc....................................   319,088   5,296,861
    Gulf Island Fabrication, Inc.........................   114,706   1,038,089
#*  Gulfmark Offshore, Inc...............................    11,986     451,752
#*  Gulfport Energy Corp.................................   462,070   5,318,426
#*  Halcon Resources Corp................................   981,873   3,839,123
    Hallador Energy Co...................................   131,552     922,180
*   Helix Energy Solutions Group, Inc.................... 1,788,158  17,899,462
#*  HighPoint Resources Corp.............................   730,384   4,776,711
#*  Independence Contract Drilling, Inc..................   140,292     565,377
#*  International Seaways, Inc...........................   199,552   4,344,247
*   ION Geophysical Corp.................................    81,756   2,092,954
#*  Keane Group, Inc.....................................    65,621     925,912
#*  Key Energy Services, Inc.............................    10,305     172,712
#*  Laredo Petroleum, Inc................................    19,662     183,250
#*  Lonestar Resources US, Inc., Class A.................    91,404     840,917
#*  Mammoth Energy Services, Inc.........................    31,400   1,168,708
*   Matrix Service Co....................................   224,479   4,478,356
*   Midstates Petroleum Co., Inc.........................   116,582   1,528,390
*   Mitcham Industries, Inc..............................    86,659     334,504
    NACCO Industries, Inc., Class A......................    40,320   1,330,560
*   Natural Gas Services Group, Inc......................    80,627   1,781,857
#*  NCS Multistage Holdings, Inc.........................    19,953     316,455
#*  Newpark Resources, Inc...............................   976,970  10,795,518
#*  Noble Corp. P.L.C.................................... 2,777,889  16,222,872
#   Nordic American Offshore, Ltd........................     3,276       3,604
#   Nordic American Tankers, Ltd.........................    20,659      46,483
#*  Northern Oil and Gas, Inc............................   268,265     997,946
    Oceaneering International, Inc.......................   145,323   3,976,037
#*  Oil States International, Inc........................   375,546  13,106,555
*   Overseas Shipholding Group, Inc., Class A............   410,275   1,476,990
*   Pacific Ethanol, Inc.................................   258,359     755,700
    Panhandle Oil and Gas, Inc., Class A.................   130,324   2,658,610
#*  Par Pacific Holdings, Inc............................   270,310   4,733,128
*   Parker Drilling Co...................................    54,643     251,356
#*  Penn Virginia Corp...................................   114,725   9,696,557
#*  PHI, Inc.............................................    13,978     124,404
*   PHI, Inc. Non-Voting.................................    96,355     800,710
*   Pioneer Energy Services Corp.........................   618,906   2,042,390
#*  Profire Energy, Inc..................................    31,122     108,305
#*  ProPetro Holding Corp................................   395,879   6,508,251
#*  Renewable Energy Group, Inc..........................   418,093   7,128,486
#*  Resolute Energy Corp.................................     6,666     204,913
#*  REX American Resources Corp..........................    53,577   4,125,429
*   RigNet, Inc..........................................    94,460   1,161,858
#*  Ring Energy, Inc.....................................   598,642   7,399,215
#*  Rowan Cos. P.L.C., Class A...........................   815,559  11,809,294
#*  Sanchez Energy Corp..................................    30,838     137,229
*   SandRidge Energy, Inc................................   131,093   2,139,438

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
ENERGY -- (Continued)
#   Scorpio Tankers, Inc................................. 4,600,248 $  9,890,533
#*  SEACOR Holdings, Inc.................................   104,229    5,500,164
*   SEACOR Marine Holdings, Inc..........................   181,575    4,593,847
#*  Select Energy Services, Inc., Class A................    30,422      464,848
#   SemGroup Corp., Class A..............................   252,576    6,352,286
#   Ship Finance International, Ltd......................   253,707    3,691,437
*   SilverBow Resources, Inc.............................    45,636    1,390,529
#*  Smart Sand, Inc......................................   190,993    1,107,759
#*  Solaris Oilfield Infrastructure, Inc., Class A.......    81,050    1,271,675
#*  SRC Energy, Inc......................................    40,743      461,211
#*  Superior Energy Services, Inc........................ 1,281,484   12,609,803
#*  Talos Energy, Inc....................................   133,515    4,958,747
#   Teekay Tankers, Ltd., Class A........................   488,633      463,468
#*  TETRA Technologies, Inc.............................. 1,105,310    4,763,886
#*  Tidewater, Inc.......................................     2,347       80,573
#*  Ultra Petroleum Corp.................................   617,156    1,092,366
#*  Unit Corp............................................   570,781   14,212,447
#*  VAALCO Energy, Inc...................................   115,867      352,236
*   W&T Offshore, Inc.................................... 1,280,202    8,884,602
    World Fuel Services Corp.............................   256,237    7,131,076
                                                                    ------------
TOTAL ENERGY.............................................            379,530,528
                                                                    ------------
FINANCIALS -- (19.9%)
#*  1347 Property Insurance Holdings, Inc................     3,204       22,909
#   1st Constitution Bancorp.............................    35,460      788,985
    1st Source Corp......................................   218,652   12,366,957
#   Access National Corp.................................   115,990    3,222,202
    ACNB Corp............................................    23,894      819,564
#*  Allegiance Bancshares, Inc...........................    68,384    3,073,861
    A-Mark Precious Metals, Inc..........................    56,240      750,804
*   Ambac Financial Group, Inc...........................   259,699    5,303,054
    American National Bankshares, Inc....................    56,621    2,281,826
    American River Bankshares............................    31,413      491,613
    Ameris Bancorp.......................................   332,508   15,494,873
#   AMERISAFE, Inc.......................................   223,285   14,022,298
    AmeriServ Financial, Inc.............................   195,032      848,389
*   Anchor Bancorp, Inc..................................       800       23,640
    Argo Group International Holdings, Ltd...............    42,757    2,674,450
    Arrow Financial Corp.................................   135,692    5,251,280
#   Associated Capital Group, Inc., Class A..............    26,154      974,237
    Asta Funding, Inc....................................     6,562       20,342
    Atlantic American Corp...............................     7,131       18,184
*   Atlantic Capital Bancshares, Inc.....................   148,474    2,650,261
#*  Atlanticus Holdings Corp.............................   126,599      291,178
*   Atlas Financial Holdings, Inc........................    53,702      453,782
#   Auburn National Bancorporation, Inc..................    11,571      561,078
#   Banc of California, Inc..............................   359,334    7,186,680
    BancFirst Corp.......................................   242,734   15,073,781
    Bancorp 34, Inc......................................       806       12,574
#   Bancorp of New Jersey, Inc...........................     4,978       85,125
*   Bancorp, Inc. (The)..................................   496,325    4,819,316
    Bank of Commerce Holdings............................    61,588      769,850
    Bank of Marin Bancorp................................    35,847    3,185,006
    BankFinancial Corp...................................   167,847    2,809,759
    Bankwell Financial Group, Inc........................    26,157      850,103
    Banner Corp..........................................   244,802   15,415,182
    Bar Harbor Bankshares................................    92,737    2,686,591
    BCB Bancorp, Inc.....................................    71,312    1,062,549
    Beneficial Bancorp, Inc..............................   575,017    9,344,026

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
#   Berkshire Hills Bancorp, Inc......................... 347,474 $14,107,444
*   Blucora, Inc......................................... 305,788  10,626,133
#   Blue Capital Reinsurance Holdings, Ltd...............  23,191     258,580
    Blue Hills Bancorp, Inc.............................. 141,473   3,098,259
#*  BofI Holding, Inc.................................... 259,150  10,112,033
    Boston Private Financial Holdings, Inc............... 973,465  14,017,896
    Bridge Bancorp, Inc.................................. 136,687   4,893,395
    BrightSphere Investment Group P.L.C.................. 171,565   2,444,801
    Brookline Bancorp, Inc............................... 736,618  13,406,448
    Bryn Mawr Bank Corp.................................. 182,252   8,903,010
*   BSB Bancorp, Inc.....................................  37,851   1,275,579
    C&F Financial Corp...................................  20,306   1,269,125
#   California First National Bancorp....................  64,941   1,100,750
#   Cambridge Bancorp....................................     194      17,450
    Camden National Corp................................. 130,025   5,994,153
*   Cannae Holdings, Inc................................. 339,063   6,187,900
    Capital City Bank Group, Inc......................... 138,583   3,356,480
#   Capitol Federal Financial, Inc....................... 305,384   3,991,369
#*  Capstar Financial Holdings, Inc......................  40,355     722,355
    Carolina Financial Corp.............................. 151,527   6,326,252
    Central Pacific Financial Corp....................... 228,024   6,284,341
    Central Valley Community Bancorp.....................  55,779   1,198,691
    Century Bancorp, Inc., Class A.......................  21,544   1,666,428
    Charter Financial Corp...............................  63,947   1,444,563
    Citizens & Northern Corp.............................  63,727   1,725,727
    Citizens Community Bancorp, Inc......................   6,800      95,200
#   Citizens First Corp..................................   1,642      42,774
    Citizens Holding Co..................................  11,132     256,593
#*  Citizens, Inc........................................ 389,685   3,082,408
#   City Holding Co...................................... 183,458  14,764,700
#   Civista Bancshares, Inc..............................  42,619   1,053,968
    CNB Financial Corp...................................  87,937   2,726,926
    CoBiz Financial, Inc................................. 421,922   9,240,092
    Codorus Valley Bancorp, Inc..........................  29,692     927,281
#   Cohen & Co., Inc.....................................   2,727      28,397
#   Cohen & Steers, Inc..................................  64,156   2,687,495
    Colony Bankcorp, Inc.................................  43,012     711,849
#*  Community Bankers Trust Corp.........................   6,683      63,489
*   Community First Bancshares, Inc......................     935      10,799
    Community Trust Bancorp, Inc......................... 186,860   9,123,440
    Community West Bancshares............................  17,312     208,610
    ConnectOne Bancorp, Inc.............................. 243,100   6,028,880
#*  Consumer Portfolio Services, Inc..................... 172,109     576,565
#   County Bancorp, Inc..................................     700      18,508
#*  Cowen, Inc...........................................  87,346   1,371,332
#   Crawford & Co., Class A.............................. 281,599   2,387,960
#   Crawford & Co., Class B.............................. 155,433   1,324,289
#*  Customers Bancorp, Inc............................... 298,528   7,603,508
#   Diamond Hill Investment Group, Inc...................  18,380   3,524,181
    Dime Community Bancshares, Inc....................... 384,132   6,607,070
    DNB Financial Corp...................................   1,689      56,919
    Donegal Group, Inc., Class A......................... 174,313   2,546,713
    Donegal Group, Inc., Class B.........................  34,951     447,373
*   Donnelley Financial Solutions, Inc................... 224,514   4,669,891
    Eagle Bancorp Montana, Inc...........................     578      11,011
*   Eagle Bancorp, Inc...................................  78,879   4,263,410
#*  eHealth, Inc......................................... 103,968   2,468,200
#*  Elevate Credit, Inc..................................  28,041     261,342
#   Elmira Savings Bank..................................     516      10,526

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
    EMC Insurance Group, Inc.............................   176,720 $ 4,730,794
    Employers Holdings, Inc..............................   320,033  14,865,533
#*  Encore Capital Group, Inc............................   307,107  11,086,563
*   Enova International, Inc.............................   336,305  10,425,455
*   Entegra Financial Corp...............................    15,647     456,110
    Enterprise Bancorp, Inc..............................    47,736   1,813,491
    Enterprise Financial Services Corp...................   249,714  14,046,412
*   Equity Bancshares, Inc., Class A.....................    87,960   3,562,380
#   ESSA Bancorp, Inc....................................    58,904     924,793
#   Evans Bancorp, Inc...................................    23,410   1,096,759
#*  EZCORP, Inc., Class A................................   354,532   4,059,391
    Farmers & Merchants Bancorp, Inc.....................       500      23,320
    Farmers Capital Bank Corp............................    42,800   2,409,640
    Farmers National Banc Corp...........................   141,931   2,267,348
    Fauquier Bankshares, Inc.............................       701      15,282
    FB Financial Corp....................................   107,441   4,572,689
    FBL Financial Group, Inc., Class A...................   215,835  17,633,719
    Federal Agricultural Mortgage Corp., Class A.........     4,200     357,672
    Federal Agricultural Mortgage Corp., Class C.........    75,649   7,132,944
    FedNat Holding Co....................................   125,697   2,928,740
    Fidelity Southern Corp...............................   233,702   5,592,489
    Financial Institutions, Inc..........................   121,248   3,843,562
*   First Acceptance Corp................................    59,247      66,357
    First Bancorp........................................   287,548  11,910,238
*   First BanCorp........................................ 1,696,903  13,948,543
    First Bancorp, Inc...................................    79,476   2,424,018
    First Bancshares, Inc. (The).........................    43,568   1,679,546
    First Bank...........................................    61,416     869,036
    First Busey Corp.....................................   353,190  11,203,187
    First Business Financial Services, Inc...............    38,839     922,815
#   First Capital, Inc...................................       350      13,325
#   First Commonwealth Financial Corp....................   782,863  13,206,899
    First Community Bancshares, Inc......................   125,723   4,089,769
#   First Community Corp.................................     6,088     150,678
    First Connecticut Bancorp, Inc.......................    83,373   2,592,900
    First Defiance Financial Corp........................   148,653   4,780,680
    First Financial Bancorp..............................   550,987  16,722,455
    First Financial Corp.................................    94,531   4,858,893
    First Financial Northwest, Inc.......................    61,986   1,094,673
*   First Foundation, Inc................................   232,117   3,648,879
    First Internet Bancorp...............................    50,091   1,592,894
    First Interstate BancSystem, Inc., Class A...........   156,930   6,771,530
    First Merchants Corp.................................   296,930  14,015,096
    First Mid-Illinois Bancshares, Inc...................    37,312   1,504,047
*   First Northwest Bancorp..............................    40,853     661,002
    First of Long Island Corp. (The).....................   119,909   2,614,016
    First United Corp....................................    40,117     750,188
    FirstCash, Inc.......................................        32       2,598
*   Flagstar Bancorp, Inc................................   294,852  10,039,711
    Flushing Financial Corp..............................   269,214   6,751,887
#*  Franklin Financial Network, Inc......................   107,721   4,217,277
    FS Bancorp, Inc......................................    11,260     691,026
#   GAIN Capital Holdings, Inc...........................   258,312   1,759,105
#   GAMCO Investors, Inc., Class A.......................    57,608   1,410,820
*   Genworth Financial, Inc., Class A....................   171,929     790,873
#   German American Bancorp, Inc.........................   151,583   5,554,001
#   Glen Burnie Bancorp..................................     1,500      18,750
    Global Indemnity, Ltd................................    63,961   2,606,411
#*  Great Elm Capital Group, Inc.........................     1,686       5,480

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
    Great Southern Bancorp, Inc..........................   114,395 $ 6,755,025
    Green Bancorp, Inc...................................   292,687   7,112,294
*   Green Dot Corp., Class A.............................   191,895  15,221,111
#   Greenhill & Co., Inc.................................   169,966   5,557,888
#*  Greenlight Capital Re, Ltd., Class A.................   321,953   4,700,514
    Guaranty Bancorp.....................................   213,084   6,403,174
    Guaranty Federal Bancshares, Inc.....................    17,656     439,634
*   Hallmark Financial Services, Inc.....................   135,947   1,435,600
*   Hamilton Bancorp, Inc................................       148       2,153
    Hanmi Financial Corp.................................   473,030  11,849,401
*   HarborOne Bancorp, Inc...............................    88,551   1,624,911
    Hawthorn Bancshares, Inc.............................     8,856     192,618
#   HCI Group, Inc.......................................   149,924   6,415,248
#*  Health Insurance Innovations, Inc., Class A..........    22,709     755,074
#   Heartland Financial USA, Inc.........................   179,308  10,534,345
#   Hennessy Advisors, Inc...............................     3,186      49,861
    Heritage Commerce Corp...............................   309,443   4,712,817
#   Heritage Financial Corp..............................   401,341  14,067,002
#   Heritage Insurance Holdings, Inc.....................    88,963   1,527,495
    Hingham Institution for Savings......................    14,873   3,287,974
*   HMN Financial, Inc...................................    37,346     774,930
    Home Bancorp, Inc....................................    22,946   1,046,108
*   HomeStreet, Inc......................................   231,183   6,843,017
*   HomeTrust Bancshares, Inc............................    60,854   1,770,851
    HopFed Bancorp, Inc..................................    19,653     323,292
    Horace Mann Educators Corp...........................   410,677  17,946,585
    Horizon Bancorp, inc.................................   278,302   5,847,125
#*  Howard Bancorp, Inc..................................    36,546     588,391
#*  Impac Mortgage Holdings, Inc.........................     3,107      27,404
    Independence Holding Co..............................    20,557     714,356
#   Independent Bank Corp................................   200,755  17,746,742
    Independent Bank Corp................................    31,786     778,757
    Independent Bank Group, Inc..........................   133,338   8,946,980
*   INTL. FCStone, Inc...................................   149,105   7,990,537
    Investar Holding Corp................................    24,282     650,758
#   Investment Technology Group, Inc.....................   262,921   5,823,700
    Investors Title Co...................................    21,120   4,042,368
    James River Group Holdings, Ltd......................   343,023  14,197,722
    Kearny Financial Corp................................   759,706  10,901,781
    Kemper Corp..........................................   136,628  10,902,914
    Kentucky First Federal Bancorp.......................    40,640     339,344
    Kingstone Cos., Inc..................................    52,753     862,512
#   Kinsale Capital Group, Inc...........................   133,639   7,914,770
    Ladenburg Thalmann Financial Services, Inc...........   942,799   3,196,089
    Lake Shore Bancorp, Inc..............................     4,212      72,446
    Lakeland Bancorp, Inc................................   409,002   7,934,639
#   Lakeland Financial Corp..............................   255,382  12,383,473
    Landmark Bancorp, Inc................................    17,858     505,739
    LCNB Corp............................................     3,853      71,666
#   LegacyTexas Financial Group, Inc.....................   352,853  15,465,547
#*  LendingClub Corp..................................... 1,515,302   6,243,044
#   Live Oak Bancshares, Inc.............................    89,107   2,535,094
    Macatawa Bank Corp...................................   235,428   2,888,702
    Mackinac Financial Corp..............................    51,008     841,632
*   Magyar Bancorp, Inc..................................    15,818     203,261
    Maiden Holdings, Ltd.................................   782,325   6,806,228
*   Malvern Bancorp, Inc.................................    17,395     430,526
#   Manning & Napier, Inc................................   102,926     313,924
    Marlin Business Services Corp........................    87,770   2,703,316

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
#*  MBIA, Inc............................................ 476,385 $ 4,882,946
    MBT Financial Corp................................... 129,805   1,479,777
    Mercantile Bank Corp................................. 115,172   4,090,909
    Meridian Bancorp, Inc................................ 569,861  10,428,456
    Meta Financial Group, Inc............................ 110,090   9,847,550
#   Mid Penn Bancorp, Inc................................  10,241     335,905
    Middlefield Banc Corp................................     916      46,441
    Midland States Bancorp, Inc..........................  99,206   3,341,258
#   MidSouth Bancorp, Inc................................ 126,825   1,794,574
    MidWestOne Financial Group, Inc......................  55,734   1,792,405
#*  MMA Capital Management LLC...........................   4,156     110,550
    MSB Financial Corp...................................   5,744     122,922
    MutualFirst Financial, Inc...........................  48,762   1,872,461
    National Bank Holdings Corp., Class A................ 362,052  14,330,018
#*  National Commerce Corp...............................  86,210   3,758,756
*   National Holdings Corp...............................     522       1,676
    National Security Group, Inc. (The)..................  14,003     224,188
    National Western Life Group, Inc., Class A...........  24,291   7,870,284
    Navigators Group, Inc. (The)......................... 186,049  11,228,057
    NBT Bancorp, Inc..................................... 347,491  13,983,038
    Nelnet, Inc., Class A................................  10,816     635,764
>>  NewStar Financial, Inc............................... 218,406     107,515
*   NI Holdings, Inc.....................................  14,171     236,939
*   Nicholas Financial, Inc..............................  57,620     530,104
*   Nicolet Bankshares, Inc..............................  37,092   2,053,042
#*  NMI Holdings, Inc., Class A.......................... 763,913  15,965,782
#   Northeast Bancorp....................................  29,606     635,049
#   Northfield Bancorp, Inc.............................. 402,909   6,712,464
    Northrim BanCorp, Inc................................  49,887   2,010,446
#   Northwest Bancshares, Inc............................ 630,826  11,367,485
    Norwood Financial Corp...............................  19,021     715,190
    OceanFirst Financial Corp............................ 432,404  12,613,225
*   Ocwen Financial Corp................................. 486,785   1,937,404
#   OFG Bancorp.......................................... 334,478   5,569,059
#   Ohio Valley Banc Corp................................  16,910     826,899
    Old Line Bancshares, Inc.............................  72,028   2,469,120
    Old Second Bancorp, Inc.............................. 173,942   2,696,101
*   On Deck Capital, Inc................................. 467,701   3,199,075
    Oppenheimer Holdings, Inc., Class A..................  54,227   1,602,408
    Opus Bank............................................ 274,069   7,756,153
#   Oritani Financial Corp............................... 477,606   7,641,696
    Orrstown Financial Services, Inc.....................  27,193     715,176
*   Pacific Mercantile Bancorp........................... 102,793   1,007,371
#*  Pacific Premier Bancorp, Inc......................... 350,191  12,957,067
#   Park National Corp...................................  36,770   4,027,050
    Parke Bancorp, Inc...................................   7,934     187,242
    Pathfinder Bancorp, Inc..............................     100       1,530
#   Patriot National Bancorp, Inc........................   1,132      22,470
#   PB Bancorp, Inc......................................   3,437      38,151
#   PCSB Financial Corp..................................  10,534     207,309
    Peapack Gladstone Financial Corp..................... 140,040   4,604,515
    Penns Woods Bancorp, Inc.............................  36,061   1,644,382
*   PennyMac Financial Services, Inc., Class A...........  89,926   1,722,083
    Peoples Bancorp of North Carolina, Inc...............  17,551     550,926
    Peoples Bancorp, Inc................................. 147,720   5,350,418
    People's Utah Bancorp................................  67,256   2,444,756
#*  PHH Corp............................................. 294,724   3,203,650
    Piper Jaffray Cos.................................... 139,677  10,804,016
#   PJT Partners, Inc., Class A..........................  77,021   4,637,434

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
#   Poage Bankshares, Inc................................       347 $     9,005
#*  PRA Group, Inc.......................................   273,756  10,731,235
#   Preferred Bank.......................................   142,347   8,859,677
    Premier Financial Bancorp, Inc.......................    76,373   1,451,851
    Protective Insurance Corp., Class B..................    98,927   2,309,945
    Protective Insurance Corp., Class A..................     4,882     113,262
    Provident Financial Holdings, Inc....................    70,903   1,315,251
    Provident Financial Services, Inc....................   225,795   5,766,804
#   Prudential Bancorp, Inc..............................    42,648     808,180
    Pzena Investment Management, Inc., Class A...........    93,914     915,662
    QCR Holdings, Inc....................................    90,214   3,919,798
*   Randolph Bancorp, Inc................................     3,714      61,281
*   Regional Management Corp.............................    89,972   2,984,371
    Renasant Corp........................................   287,746  12,856,491
    Republic Bancorp, Inc., Class A......................   194,141   9,293,530
#*  Republic First Bancorp, Inc..........................   161,172   1,273,259
    Riverview Bancorp, Inc...............................   148,549   1,351,796
#   S&T Bancorp, Inc.....................................   245,238  10,976,853
*   Safeguard Scientifics, Inc...........................   254,041   2,896,067
    Safety Insurance Group, Inc..........................   179,085  16,404,186
    Salisbury Bancorp, Inc...............................     8,588     377,013
    Sandy Spring Bancorp, Inc............................   266,928  10,439,554
    SB Financial Group, Inc..............................     5,446     107,831
#   SB One Bancorp.......................................    21,771     623,739
#*  Seacoast Banking Corp. of Florida....................   343,757  10,075,518
*   Security National Financial Corp., Class A...........    35,635     183,520
#*  Select Bancorp, Inc..................................    20,432     265,820
#   ServisFirst Bancshares, Inc..........................   211,581   8,939,297
    Severn Bancorp, Inc..................................     1,621      13,941
    Shore Bancshares, Inc................................    62,656   1,210,514
    SI Financial Group, Inc..............................    47,643     664,620
#*  Siebert Financial Corp...............................    13,141     195,932
    Sierra Bancorp.......................................   113,162   3,342,805
    Silvercrest Asset Management Group, Inc., Class A....    10,134     176,838
*   SmartFinancial, Inc..................................    33,993     873,620
    Sound Financial Bancorp, Inc.........................       300      11,865
*   Southern First Bancshares, Inc.......................    39,922   1,754,572
    Southern Missouri Bancorp, Inc.......................    34,496   1,367,421
    Southern National Bancorp of Virginia, Inc...........   113,132   1,984,335
    Southside Bancshares, Inc............................   326,285  11,188,313
    Southwest Georgia Financial Corp.....................    13,465     314,004
#   State Auto Financial Corp............................   223,877   7,240,182
    State Bank Financial Corp............................   320,898  10,092,242
    Stewardship Financial Corp...........................     4,808      51,926
    Stewart Information Services Corp....................   354,189  16,094,348
    Stock Yards Bancorp, Inc.............................   225,621   8,607,441
    Summit Financial Group, Inc..........................    28,264     723,558
    Summit State Bank....................................     2,078      32,417
    Territorial Bancorp, Inc.............................    61,789   1,884,565
#*  Third Point Reinsurance, Ltd.........................   293,788   3,701,729
    Timberland Bancorp, Inc..............................    71,651   2,595,199
    Tiptree, Inc.........................................   235,585   1,601,978
#   Tompkins Financial Corp..............................   129,447  11,091,019
    Towne Bank...........................................   139,791   4,515,249
    TriCo Bancshares.....................................   221,024   8,580,152
#*  TriState Capital Holdings, Inc.......................   213,132   6,266,081
*   Triumph Bancorp, Inc.................................   199,395   7,646,798
    TrustCo Bank Corp. NY................................ 1,135,272  10,330,975
    Trustmark Corp.......................................   116,076   4,084,714

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES       VALUE+
                                                          --------- --------------
FINANCIALS -- (Continued)
    Two River Bancorp....................................     5,662 $      105,313
*   Unico American Corp..................................   109,255        786,636
#   Union Bankshares, Inc................................    14,917        788,363
    United Bancorp, Inc..................................     2,991         39,481
    United Bancshares, Inc...............................     6,297        140,108
    United Community Bancorp.............................     1,415         38,983
    United Community Banks, Inc..........................    59,486      1,786,365
    United Community Financial Corp......................   434,365      4,539,114
    United Financial Bancorp, Inc........................   420,869      7,369,416
    United Fire Group, Inc...............................   203,806     12,287,464
#   United Insurance Holdings Corp.......................   294,387      6,111,474
    United Security Bancshares...........................   126,844      1,363,573
#   Unity Bancorp, Inc...................................    51,249      1,250,476
#   Universal Insurance Holdings, Inc....................   446,074     19,805,686
    Univest Corp. of Pennsylvania........................   225,404      6,153,529
#   US Global Investors, Inc., Class A...................    31,743         51,741
    Value Line, Inc......................................    76,495      1,744,851
*   Veritex Holdings, Inc................................   164,985      5,084,838
#   Virtus Investment Partners, Inc......................    95,724     12,755,223
#   Waddell & Reed Financial, Inc., Class A..............   430,585      8,917,415
#   Walker & Dunlop, Inc.................................   339,012     20,089,851
    Washington Trust Bancorp, Inc........................   184,720     10,796,884
    Waterstone Financial, Inc............................   200,669      3,411,373
    Wellesley Bank.......................................       801         26,753
#   WesBanco, Inc........................................   310,211     15,160,012
    West Bancorporation, Inc.............................   108,673      2,695,090
#   Westamerica Bancorporation...........................   105,168      6,312,183
    Western New England Bancorp, Inc.....................   221,735      2,405,825
    Westwood Holdings Group, Inc.........................    69,860      4,077,728
#   WisdomTree Investments, Inc..........................   336,504      2,941,045
*   WMIH Corp............................................   483,546        657,622
#*  World Acceptance Corp................................   126,824     12,670,986
    WSFS Financial Corp..................................   216,120     12,254,004
    WVS Financial Corp...................................    12,581        205,699
                                                                    --------------
TOTAL FINANCIALS.........................................            1,582,666,158
                                                                    --------------
HEALTHCARE -- (9.0%)
#   Abaxis, Inc..........................................   180,560     14,986,480
#*  Abeona Therapeutics, Inc.............................     4,778         69,042
#*  Accuray, Inc.........................................   279,180      1,074,843
#   Aceto Corp...........................................   291,782        954,127
#*  Achieve Life Sciences, Inc...........................     4,250         13,940
*   Achillion Pharmaceuticals, Inc....................... 1,097,407      2,831,310
#*  Aclaris Therapeutics, Inc............................     3,510         60,161
#*  Acorda Therapeutics, Inc.............................   517,410     12,909,379
#*  Adamas Pharmaceuticals, Inc..........................    10,002        237,848
*   Addus HomeCare Corp..................................   135,408      8,957,239
#*  Aduro Biotech, Inc...................................    16,231         94,951
#*  Advaxis, Inc.........................................    32,715         47,764
#*  Adverum Biotechnologies, Inc.........................   199,170        936,099
*   Affimed NV...........................................     9,800         17,640
*   Akebia Therapeutics, Inc.............................    17,527        180,528
*   Albireo Pharma, Inc..................................     3,232        101,970
#*  Alder Biopharmaceuticals, Inc........................    70,746      1,340,637
*   Aldeyra Therapeutics, Inc............................     2,802         19,474
#*  Allied Healthcare Products, Inc......................     7,084         16,647
#*  Alpine Immune Sciences, Inc..........................     3,775         26,331
#*  AMAG Pharmaceuticals, Inc............................   120,535      2,657,797
#*  Amedisys, Inc........................................   156,820     14,683,057

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
HEALTHCARE -- (Continued)
#*  American Renal Associates Holdings, Inc.............. 137,984 $ 2,220,163
#*  American Shared Hospital Services....................  41,663     122,906
#*  AMN Healthcare Services, Inc.........................  24,783   1,499,371
#*  Amneal Pharmaceuticals, Inc.......................... 222,999   4,274,891
#*  Amphastar Pharmaceuticals, Inc....................... 300,882   5,250,391
*   AngioDynamics, Inc................................... 240,496   5,084,085
#*  ANI Pharmaceuticals, Inc.............................  85,008   5,691,286
#*  Anika Therapeutics, Inc.............................. 178,766   7,156,003
#*  Apollo Endosurgery, Inc..............................   2,000      18,220
#*  Applied Genetic Technologies Corp.................... 134,274     537,096
#*  Aptevo Therapeutics, Inc............................. 190,702     804,762
#*  Aquinox Pharmaceuticals, Inc.........................  48,925     144,818
#*  Aratana Therapeutics, Inc............................ 166,965     757,186
#*  Ardelyx, Inc......................................... 169,998     688,492
*   Atossa Genetics, Inc.................................   3,700       8,362
    Atrion Corp..........................................  20,115  13,839,120
*   Audentes Therapeutics, Inc...........................  11,103     418,028
*   Avanos Medical, Inc.................................. 138,477   7,643,930
*   Bellicum Pharmaceuticals, Inc........................   2,747      17,471
#*  BioScrip, Inc........................................ 404,742   1,072,566
*   BioSpecifics Technologies Corp.......................  49,439   2,249,474
#*  BioTelemetry, Inc.................................... 333,593  17,513,632
#*  BioTime, Inc.........................................  75,199     195,517
#*  Bovie Medical Corp...................................  15,970      77,135
*   Brookdale Senior Living, Inc......................... 955,364   9,161,941
*   Caladrius Biosciences, Inc...........................   2,500      12,525
#*  Calithera Biosciences, Inc........................... 152,863     680,240
#*  Cambrex Corp......................................... 257,497  16,093,562
#*  Capital Senior Living Corp........................... 287,029   2,867,420
#*  Castlight Health, Inc., Class B......................  26,105      86,147
#*  Catalyst Biosciences, Inc............................  59,801     590,834
#*  Celldex Therapeutics, Inc............................ 770,480     358,273
*   Check Cap, Ltd.......................................   8,524      32,050
*   ChemoCentryx, Inc....................................  21,242     245,558
#*  CHF Solutions, Inc...................................  18,424      30,031
*   Chimerix, Inc........................................ 371,432   1,660,301
*   Civitas Solutions, Inc...............................  51,201     837,136
*   Clearside Biomedical, Inc............................   8,133      72,465
#*  Community Health Systems, Inc........................ 543,163   1,814,164
#   Computer Programs & Systems, Inc.....................  88,526   2,762,011
*   Concert Pharmaceuticals, Inc.........................  92,029   1,471,544
    CONMED Corp.......................................... 269,310  19,928,940
#*  Corcept Therapeutics, Inc............................ 240,277   3,154,837
*   CorVel Corp.......................................... 261,842  15,016,639
#*  Corvus Pharmaceuticals, Inc..........................  28,483     281,127
*   Cross Country Healthcare, Inc........................ 260,099   3,050,961
#*  CryoLife, Inc........................................ 333,851   9,948,760
*   Cumberland Pharmaceuticals, Inc...................... 169,380   1,033,218
#*  Cutera, Inc.......................................... 108,253   4,330,120
#*  Cymabay Therapeutics, Inc............................  29,760     333,014
#*  Cytokinetics, Inc....................................  20,694     152,101
#*  Depomed, Inc......................................... 573,410   5,080,413
#*  Dermira, Inc.........................................  68,951     671,583
    Digirad Corp......................................... 104,281     172,064
#*  Diplomat Pharmacy, Inc...............................  61,043   1,268,474
*   Electromed, Inc......................................  15,464      81,186
*   Emergent BioSolutions, Inc........................... 103,429   5,621,366
#*  Enanta Pharmaceuticals, Inc..........................  92,507   9,021,283
#*  Endo International P.L.C............................. 555,825   6,914,463

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
HEALTHCARE -- (Continued)
#*  Endocyte, Inc........................................  30,200 $   462,664
    Ensign Group, Inc. (The)............................. 496,258  17,900,026
*   Enzo Biochem, Inc.................................... 371,630   1,642,605
*   Epizyme Inc..........................................   9,711     125,272
#*  Esperion Therapeutics, Inc...........................   2,632     118,282
#*  Evolent Health, Inc., Class A........................ 541,955  10,947,491
#*  Five Prime Therapeutics, Inc......................... 266,481   3,970,567
*   Five Star Senior Living, Inc.........................  67,039      87,151
*   Flexion Therapeutics Inc.............................   5,056     120,636
*   FONAR Corp...........................................  10,380     270,918
#*  Fulgent Genetics, Inc................................  11,110      53,328
#*  GlycoMimetics, Inc...................................  42,833     629,217
*   Harvard Bioscience, Inc.............................. 278,272   1,586,150
    HealthStream, Inc.................................... 304,887   8,561,227
#*  Heska Corp...........................................  28,279   2,834,970
*   HMS Holdings Corp.................................... 463,777  11,098,184
#*  Icad, Inc............................................  54,821     166,656
*   Immune Design Corp...................................  96,688     367,414
#*  Infinity Pharmaceuticals, Inc........................  91,357     161,702
*   InfuSystem Holdings, Inc.............................   5,697      17,376
*   Innoviva, Inc........................................ 427,199   6,044,866
*   Inogen, Inc..........................................  70,558  14,058,681
#*  Inovio Pharmaceuticals, Inc..........................  15,271      61,237
*   Integer Holdings Corp................................ 281,395  20,105,673
#*  Intra-Cellular Therapies, Inc........................ 423,344   8,496,514
#*  IntriCon Corp........................................  60,775   3,531,027
#   Invacare Corp........................................ 301,803   5,387,184
*   IRIDEX Corp..........................................  60,163     471,979
#*  Jounce Therapeutics, Inc.............................  19,323     136,420
#*  Juniper Pharmaceuticals, Inc.........................  18,881     217,132
*   K2M Group Holdings, Inc..............................   4,138      84,291
#*  Karyopharm Therapeutics, Inc.........................  48,426     861,014
    Kewaunee Scientific Corp.............................  25,460     804,536
#*  Kindred Biosciences, Inc............................. 223,726   3,031,487
#*  Lannett Co., Inc.....................................  19,787     252,284
*   Lantheus Holdings, Inc............................... 244,355   3,530,930
#   LeMaitre Vascular, Inc............................... 202,320   7,283,520
#*  LHC Group, Inc....................................... 196,721  16,933,744
#*  LifePoint Health, Inc................................   5,937     384,718
    Luminex Corp......................................... 378,617  12,819,972
#*  MacroGenics, Inc.....................................  62,446   1,289,510
*   Magellan Health, Inc.................................  46,317   3,369,562
#*  Mallinckrodt P.L.C................................... 170,988   4,009,669
#*  Medical Transcription Billing Corp...................   4,370      20,889
*   Medpace Holdings, Inc................................  28,371   1,741,128
#*  Melinta Therapeutics, Inc............................  77,205     409,187
#   Meridian Bioscience, Inc............................. 332,339   5,250,956
#*  Merit Medical Systems, Inc........................... 317,120  17,219,616
#*  Merrimack Pharmaceuticals, Inc.......................  47,289     244,484
*   Micron Solutions, Inc................................  16,626      54,866
#*  Minerva Neurosciences, Inc...........................  78,250     629,912
#*  Miragen Therapeutics, Inc............................  29,906     201,566
#*  Mirati Therapeutics, Inc.............................  78,391   4,813,207
*   Misonix, Inc.........................................  62,661   1,026,074
#*  Momenta Pharmaceuticals, Inc.........................  97,732   2,892,867
#*  Nabriva Therapeutics P.L.C...........................  60,619     164,277
#*  NantHealth, Inc......................................   3,200      10,336
#*  NantKwest, Inc.......................................  42,005     147,018
    National HealthCare Corp............................. 107,360   7,738,509

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
HEALTHCARE -- (Continued)
    National Research Corp., Class A.....................   234,509 $ 8,899,617
#*  Natus Medical, Inc...................................   429,325  15,670,362
#*  NeoGenomics, Inc.....................................   199,782   2,796,948
*   Neurotrope, Inc......................................    13,137     132,027
*   Novus Therapeutics, Inc..............................     1,116       8,180
*   Nuvectra Corp........................................   122,438   1,919,828
#*  Omnicell, Inc........................................   390,314  23,223,683
*   Ophthotech Corp......................................    52,349     130,349
#*  OraSure Technologies, Inc............................   531,927   8,931,054
*   Orthofix International NV............................   210,088  12,708,223
#*  Otonomy, Inc.........................................   179,835     593,455
#   Owens & Minor, Inc...................................   439,233   8,288,327
*   Oxford Immunotec Global PLC..........................     1,000      13,110
#*  Pain Therapeutics, Inc...............................    19,288      43,205
#*  Paratek Pharmaceuticals Inc..........................    10,386     104,899
#*  PDL BioPharma, Inc................................... 1,076,307   2,701,531
#*  Pfenex, Inc..........................................    32,138     164,547
    Phibro Animal Health Corp., Class A..................    93,317   4,469,884
#*  Prestige Brands Holdings, Inc........................    52,665   1,881,720
#   ProPhase Labs, Inc...................................       743       2,207
*   Protagonist Therapeutics, Inc........................    40,808     282,391
#*  Proteostasis Therapeutics, Inc.......................    15,043      37,307
#*  Prothena Corp. P.L.C.................................    90,232   1,340,848
*   Providence Service Corp. (The).......................   195,913  13,729,583
    Psychemedics Corp....................................     7,747     161,874
*   PTC Therapeutics, Inc................................    21,800     829,926
*   Quality Systems, Inc.................................   548,421  11,039,715
#*  Quidel Corp..........................................   182,774  12,403,044
#*  Quorum Health Corp...................................   155,686     753,520
*   R1 RCM, Inc..........................................    24,699     198,086
#*  Ra Pharmaceuticals, Inc..............................    26,342     289,762
*   RadNet, Inc..........................................   281,598   3,773,413
#*  Repligen Corp........................................   266,196  12,865,253
#*  Retrophin, Inc.......................................   185,474   5,126,501
*   Ritter Pharmaceuticals, Inc..........................     3,455       7,532
*   RTI Surgical, Inc....................................   471,956   2,170,998
#*  Savara, Inc..........................................    13,483     148,448
*   SeaSpine Holdings Corp...............................    65,706     917,256
*   Select Medical Holdings Corp.........................    13,758     286,166
#*  Sierra Oncology, Inc.................................   227,731     646,756
#   Simulations Plus, Inc................................   140,662   2,496,750
*   Soleno Therapeutics, Inc.............................    26,025      70,528
#*  Sorrento Therapeutics, Inc...........................    13,797      77,263
#*  Stemline Therapeutics, Inc...........................    15,783     243,058
#*  Strata Skin Sciences, Inc............................    11,032      22,174
#*  Supernus Pharmaceuticals, Inc........................   181,634   9,617,520
#*  Surgery Partners, Inc................................    67,573   1,020,352
*   Surmodics, Inc.......................................   142,610   8,385,468
#*  Syndax Pharmaceuticals, Inc..........................   102,816     692,980
#*  Synlogic, Inc........................................    14,245     133,476
*   Syros Pharmaceuticals, Inc...........................    10,110     102,313
#*  Tetraphase Pharmaceuticals, Inc......................   276,208     792,717
#*  Tivity Health, Inc...................................   392,129  13,214,747
#*  Tocagen, Inc.........................................     8,209      75,933
#*  Tonix Pharmaceuticals Holding Corp...................    26,009      30,691
#*  Triple-S Management Corp., Class B...................   144,886   5,144,902
    US Physical Therapy, Inc.............................   143,514  15,033,091
    Utah Medical Products, Inc...........................    47,428   4,600,516
#*  Vanda Pharmaceuticals Inc............................    24,946     520,124

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
HEALTHCARE -- (Continued)
#*  Varex Imaging Corp...................................  71,781 $  2,744,905
#*  Verastem, Inc........................................ 106,306      818,556
*   Versartis, Inc....................................... 129,673      220,444
#*  Voyager Therapeutics, Inc............................   7,484      141,148
#*  XBiotech, Inc........................................  15,923       70,380
#*  Xencor, Inc..........................................  85,930    3,198,315
#*  XOMA Corp............................................   8,109      198,427
*   Zafgen, Inc.......................................... 141,917    1,475,937
#*  Zogenix, Inc.........................................  42,628    2,419,139
*   Zynerba Pharmaceuticals, Inc.........................   2,886       19,192
                                                                  ------------
TOTAL HEALTHCARE.........................................          714,464,179
                                                                  ------------
INDUSTRIALS -- (19.5%)
#   AAON, Inc............................................ 421,106   15,896,751
    AAR Corp............................................. 290,650   13,779,716
#   ABM Industries, Inc..................................  15,593      486,502
*   Acacia Research Corp.................................  78,259      297,384
    ACCO Brands Corp..................................... 707,294    9,053,363
    Acme United Corp.....................................  31,685      691,050
#   Actuant Corp., Class A............................... 229,062    6,539,720
*   Advanced Disposal Services, Inc......................   5,097      125,386
    Advanced Drainage Systems, Inc....................... 148,389    4,147,473
*   Aegion Corp.......................................... 301,196    7,463,637
*   AeroCentury Corp.....................................   9,767      163,597
#*  Aerojet Rocketdyne Holdings, Inc..................... 455,303   15,343,711
#*  Aerovironment, Inc................................... 248,635   18,302,022
*   Air Transport Services Group, Inc.................... 589,476   13,280,894
#   Aircastle, Ltd....................................... 368,367    7,636,248
    Alamo Group, Inc..................................... 109,445   10,178,385
#   Albany International Corp., Class A.................. 261,344   17,287,906
    Allied Motion Technologies, Inc......................  68,900    3,161,132
    Altra Industrial Motion Corp......................... 295,941   12,991,810
*   Ameresco, Inc., Class A.............................. 170,144    2,279,930
#   American Railcar Industries, Inc..................... 168,698    7,687,568
#*  American Superconductor Corp.........................   2,865       14,841
*   American Woodmark Corp............................... 142,945   11,928,760
#*  AMREP Corp...........................................  66,450      489,072
#   Apogee Enterprises, Inc.............................. 291,143   14,778,419
#*  Aqua Metals, Inc.....................................  21,247       63,529
*   ARC Document Solutions, Inc.......................... 342,199      882,873
*   ARC Group Worldwide, Inc.............................  13,537       29,105
    ArcBest Corp......................................... 186,280    8,671,334
    Argan, Inc........................................... 176,477    6,776,717
*   Armstrong Flooring, Inc.............................. 190,954    2,495,769
#*  Arotech Corp......................................... 154,933      604,239
#*  Art's-Way Manufacturing Co., Inc.....................     200          550
#   Astec Industries, Inc................................ 202,391    9,943,470
#*  Astronics Corp....................................... 172,083    7,057,124
*   Atkore International Group, Inc...................... 332,266    7,861,414
#*  Atlas Air Worldwide Holdings, Inc.................... 104,895    7,033,210
#*  Avalon Holdings Corp., Class A.......................  13,946       51,182
#*  Axon Enterprise, Inc................................. 266,307   18,090,234
    AZZ, Inc............................................. 212,737   11,530,345
#*  Babcock & Wilcox Enterprises, Inc.................... 497,652    1,069,952
    Barrett Business Services, Inc.......................  25,633    2,355,160
    BG Staffing, Inc.....................................   1,634       42,974
#*  Blue Bird Corp.......................................  16,830      379,516
#*  BlueLinx Holdings, Inc...............................  22,168      755,264
*   BMC Stock Holdings, Inc.............................. 259,908    5,717,976

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
    Brady Corp., Class A................................. 169,449 $ 6,481,424
#   Briggs & Stratton Corp............................... 395,773   7,001,224
#*  Broadwind Energy, Inc................................  29,075      67,745
*   Builders FirstSource, Inc............................ 513,027   9,198,574
#*  CAI International, Inc............................... 133,926   3,074,941
*   Casella Waste Systems, Inc., Class A................. 462,261  12,739,913
*   CBIZ, Inc............................................ 558,720  12,291,840
#   CECO Environmental Corp.............................. 253,539   1,741,813
#*  Celadon Group, Inc................................... 136,629     382,561
*   Chart Industries, Inc................................ 336,140  26,249,173
#   Chicago Rivet & Machine Co...........................  17,700     557,461
#   CIRCOR International, Inc............................ 188,499   8,359,931
*   Civeo Corp........................................... 854,694   3,256,384
    Columbus McKinnon Corp............................... 179,663   7,394,929
    Comfort Systems USA, Inc............................. 378,197  21,008,843
#*  Command Security Corp................................  17,842      23,551
*   Commercial Vehicle Group, Inc........................ 181,352   1,271,278
    CompX International, Inc.............................  18,270     232,029
*   Continental Building Products, Inc................... 349,612  11,152,623
#*  Continental Materials Corp...........................  14,518     236,280
    Costamare, Inc....................................... 535,841   3,718,737
*   Covenant Transportation Group, Inc., Class A......... 125,034   3,623,485
*   CPI Aerostructures, Inc..............................  73,578     691,633
    CRA International, Inc............................... 100,515   5,439,872
*   CSW Industrials, Inc.................................  41,308   2,240,959
    Cubic Corp........................................... 141,928   9,665,297
    DMC Global, Inc...................................... 110,479   4,535,163
    Douglas Dynamics, Inc................................ 262,655  12,896,360
*   Ducommun, Inc........................................  99,292   3,309,402
*   DXP Enterprises, Inc................................. 152,577   6,307,533
*   Eagle Bulk Shipping, Inc............................. 328,004   1,886,023
    Eastern Co. (The)....................................  56,600   1,669,700
*   Echo Global Logistics, Inc........................... 268,050   9,234,322
    Ecology and Environment, Inc., Class A...............  23,080     303,502
    Encore Wire Corp..................................... 200,009   9,750,439
#*  Energy Recovery Inc..................................   6,642      53,734
*   Engility Holdings, Inc............................... 177,120   6,128,352
    Ennis, Inc........................................... 220,827   4,802,987
    EnPro Industries, Inc................................ 114,869   8,774,843
#   EnviroStar, Inc......................................  33,694   1,351,129
    ESCO Technologies, Inc............................... 177,756  11,065,311
    Espey Manufacturing & Electronics Corp...............  35,187     911,343
#   Essendant, Inc....................................... 324,840   5,402,089
#*  ExOne Co. (The)......................................  13,293      91,988
    Exponent, Inc........................................ 406,922  19,898,486
    Federal Signal Corp.................................. 671,262  15,942,472
    Forrester Research, Inc.............................. 245,923  11,373,939
    Forward Air Corp..................................... 306,722  19,599,536
*   Franklin Covey Co.................................... 167,415   4,277,453
    Franklin Electric Co., Inc........................... 117,324   5,801,672
    FreightCar America, Inc.............................. 121,072   2,216,828
*   FTI Consulting, Inc.................................. 181,431  14,325,792
#*  FuelCell Energy, Inc.................................  32,122      41,759
*   Genco Shipping & Trading, Ltd........................ 175,245   2,602,388
*   Gencor Industries, Inc...............................  65,902     988,530
*   Gibraltar Industries, Inc............................ 321,372  13,963,613
    Global Brass & Copper Holdings, Inc.................. 163,261   5,379,450
*   GMS, Inc............................................. 153,016   4,015,140
#*  Golden Ocean Group, Ltd..............................  11,471     107,254

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
*   Goldfield Corp. (The)................................ 201,798 $   958,540
#   Gorman-Rupp Co. (The)................................ 263,287   9,962,780
*   GP Strategies Corp................................... 175,214   3,311,545
    Graham Corp..........................................  76,892   2,047,634
    Granite Construction, Inc............................   6,751     364,216
*   Great Lakes Dredge & Dock Corp....................... 436,208   2,355,523
#   Greenbrier Cos., Inc. (The).......................... 213,604  12,100,667
    Griffon Corp......................................... 407,718   7,298,152
    H&E Equipment Services, Inc.......................... 344,513  12,674,633
*   Harsco Corp.......................................... 290,702   7,369,296
#   Hawaiian Holdings, Inc...............................  55,770   2,236,377
#   Heartland Express, Inc............................... 223,665   4,292,131
    Heidrick & Struggles International, Inc.............. 144,069   5,892,422
#*  Herc Holdings, Inc................................... 242,608  13,784,987
*   Heritage-Crystal Clean, Inc..........................  66,982   1,614,266
    Herman Miller, Inc...................................  34,710   1,313,773
#*  Hertz Global Holdings, Inc........................... 369,641   5,629,632
#*  Hill International, Inc.............................. 370,612   2,038,366
#   HNI Corp.............................................  25,948   1,122,770
*   Houston Wire & Cable Co.............................. 174,197   1,393,576
*   Hub Group, Inc., Class A............................. 284,467  13,199,269
*   Hudson Global, Inc................................... 172,207     292,752
#*  Hudson Technologies, Inc............................. 314,327     572,075
    Hurco Cos., Inc......................................  55,394   2,453,954
*   Huron Consulting Group, Inc.......................... 216,264   9,439,924
#*  Huttig Building Products, Inc........................ 153,581     706,473
    Hyster-Yale Materials Handling, Inc.................. 103,102   6,779,987
    ICF International, Inc............................... 129,123   9,509,909
#*  IES Holdings, Inc.................................... 158,242   2,840,444
#*  Industrial Services of America, Inc..................  15,044      31,592
*   InnerWorkings, Inc................................... 619,532   5,489,053
*   Innovative Solutions & Support, Inc.................. 140,511     413,102
    Insperity, Inc....................................... 175,926  16,730,563
    Insteel Industries, Inc.............................. 196,611   8,086,610
    Interface, Inc....................................... 675,348  15,127,795
#*  Intersections, Inc...................................   6,950      11,745
    Kadant, Inc.......................................... 119,491  11,542,831
    Kaman Corp........................................... 281,442  18,637,089
    Kelly Services, Inc., Class A........................ 273,774   6,649,970
    Kelly Services, Inc., Class B........................     635      16,205
#*  KeyW Holding Corp. (The)............................. 361,082   3,202,797
    Kforce, Inc.......................................... 309,359  11,693,770
    Kimball International, Inc., Class B................. 356,161   5,752,000
    Knoll, Inc........................................... 548,440  12,367,322
    Korn/Ferry International............................. 194,134  12,808,961
#*  Kratos Defense & Security Solutions, Inc............. 802,503  10,368,339
*   Lawson Products, Inc.................................  80,102   2,166,759
*   LB Foster Co., Class A............................... 105,341   2,586,122
*   Limbach Holdings, Inc................................  47,088     523,148
#   Lindsay Corp.........................................  94,854   8,929,556
    LS Starrett Co. (The), Class A.......................  47,782     305,805
#   LSC Communications, Inc.............................. 211,061   3,170,136
    LSI Industries, Inc.................................. 274,120   1,340,447
*   Lydall, Inc.......................................... 200,833   9,318,651
#*  Manitex International, Inc...........................  22,935     278,202
#*  Manitowoc Co., Inc. (The)............................ 384,215  10,177,855
    Marten Transport, Ltd................................ 493,176  10,775,896
*   Masonite International Corp..........................  10,171     694,171
#*  Mastech Digital, Inc.................................  33,793     658,288

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
    Matson, Inc.......................................... 288,987 $10,403,532
    Matthews International Corp., Class A................ 107,881   5,669,147
    McGrath RentCorp..................................... 243,556  14,462,355
#*  Mercury Systems, Inc................................. 274,764  11,465,902
*   Meritor, Inc......................................... 757,605  15,606,663
*   Milacron Holdings Corp............................... 256,042   5,338,476
    Miller Industries, Inc...............................  87,325   2,274,816
*   Mistras Group, Inc................................... 199,593   4,199,437
    Mobile Mini, Inc..................................... 210,677   8,985,374
*   MRC Global, Inc...................................... 601,089  13,614,666
    Mueller Industries, Inc..............................  26,599     880,693
    Mueller Water Products, Inc., Class A................ 826,175  10,203,261
#   Multi-Color Corp..................................... 157,919  10,477,926
*   MYR Group, Inc....................................... 141,325   5,213,479
#   National Presto Industries, Inc......................  43,093   5,371,542
*   Navigant Consulting, Inc............................. 365,534   7,954,020
*   NCI Building Systems, Inc............................ 405,740   6,471,553
*   Nexeo Solutions, Inc................................. 241,511   2,192,920
*   NL Industries, Inc................................... 273,169   2,335,595
#   NN, Inc.............................................. 206,992   4,450,328
#*  Northwest Pipe Co....................................  96,014   1,878,034
#*  NOW, Inc............................................. 886,515  13,253,399
#*  NV5 Global, Inc......................................  52,493   3,952,723
#   Omega Flex, Inc......................................  99,751   9,205,022
*   Orion Group Holdings, Inc............................ 217,405   1,993,604
*   PAM Transportation Services, Inc.....................  40,566   2,212,875
    Park-Ohio Holdings Corp..............................  98,922   3,704,629
#*  Patrick Industries, Inc.............................. 258,264  15,818,670
*   Patriot Transportation Holding, Inc..................  32,962     702,091
    Pendrell Corp........................................     143      98,527
*   Performant Financial Corp............................ 301,016     647,184
*   Perma-Fix Environmental Services.....................   1,994       9,073
*   Perma-Pipe International Holdings, Inc...............  83,937     759,630
*   PGT Innovations, Inc................................. 451,350  10,832,400
    PICO Holdings, Inc................................... 167,609   2,028,069
#*  Pioneer Power Solutions, Inc.........................   3,481      17,753
    Powell Industries, Inc............................... 130,839   4,795,249
    Preformed Line Products Co...........................  51,141   4,490,180
    Primoris Services Corp............................... 397,110  10,725,941
    Quad/Graphics, Inc................................... 255,991   5,263,175
    Quanex Building Products Corp........................ 310,760   5,500,452
*   Radiant Logistics, Inc............................... 133,601     533,068
    Raven Industries, Inc................................ 401,690  15,585,572
    RCM Technologies, Inc................................ 102,549     498,388
#*  Red Violet, Inc......................................   1,887      13,662
    Reis, Inc............................................ 103,561   2,211,027
    Resources Connection, Inc............................ 300,019   4,770,302
#   REV Group, Inc.......................................  90,027   1,545,764
*   Roadrunner Transportation Systems, Inc............... 335,349     734,414
#   RR Donnelley & Sons Co............................... 227,801   1,344,026
*   Rush Enterprises, Inc., Class A...................... 232,414  10,479,547
*   Rush Enterprises, Inc., Class B......................  93,540   4,208,365
*   Saia, Inc............................................ 216,536  16,315,988
    Scope Industries.....................................   4,856     922,640
#   Scorpio Bulkers, Inc................................. 519,856   3,924,913
    Servotronics, Inc....................................  24,804     238,813
*   SIFCO Industries, Inc................................  45,608     234,881
*   SP Plus Corp......................................... 184,871   7,209,969
    Spartan Motors, Inc.................................. 275,343   4,061,309

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                          ------- --------------
INDUSTRIALS -- (Continued)
*   Sparton Corp.........................................  50,791 $      758,310
*   SPX Corp............................................. 197,701      7,334,707
*   SPX FLOW, Inc........................................ 223,007     10,597,293
    Standex International Corp........................... 137,703     14,272,916
    Steelcase, Inc., Class A............................. 128,021      1,760,289
#*  Sterling Construction Co., Inc....................... 209,849      2,818,272
    Sun Hydraulics Corp.................................. 259,337     13,501,084
#*  Sunrun, Inc..........................................  21,701        306,852
    Systemax, Inc........................................ 345,642     15,457,110
#*  Team, Inc............................................ 235,014      5,123,305
#   Tennant Co........................................... 171,312     13,936,231
#*  Textainer Group Holdings, Ltd........................  93,949      1,493,789
*   Thermon Group Holdings, Inc.......................... 242,265      6,073,584
    Titan International, Inc............................. 493,649      5,227,743
#*  Titan Machinery, Inc................................. 183,284      2,774,920
#*  TPI Composites, Inc..................................  34,147      1,052,411
*   Transcat, Inc........................................  42,500        971,125
*   Trex Co., Inc........................................  30,537      2,373,946
*   TriMas Corp.......................................... 409,105     12,109,508
#   Triumph Group, Inc................................... 387,357      8,076,393
*   TrueBlue, Inc........................................ 448,497     12,131,844
#*  Tutor Perini Corp.................................... 356,262      6,590,847
*   Twin Disc, Inc....................................... 102,895      2,696,878
*   Ultralife Corp....................................... 108,868      1,094,123
    Universal Forest Products, Inc....................... 306,720     11,299,565
    Universal Logistics Holdings, Inc....................  87,257      2,923,109
#   US Ecology, Inc...................................... 246,156     16,689,377
*   USA Truck, Inc.......................................  71,972      1,570,429
*   Vectrus, Inc.........................................  78,515      2,466,156
#*  Veritiv Corp......................................... 111,932      4,286,996
    Viad Corp............................................ 192,334     11,039,972
#*  Vicor Corp........................................... 114,707      6,601,388
    Virco Manufacturing Corp............................. 133,476        647,359
#*  Vivint Solar, Inc....................................   7,538         42,967
*   Volt Information Sciences, Inc....................... 172,876        656,929
    VSE Corp.............................................  72,459      3,122,983
#   Wabash National Corp................................. 704,647     13,952,011
*   WageWorks, Inc.......................................   1,213         64,046
#*  Wesco Aircraft Holdings, Inc......................... 941,427     11,250,053
*   Wilhelmina International, Inc........................     803          5,059
#*  Willdan Group, Inc...................................  66,124      1,843,537
*   Willis Lease Finance Corp............................  75,708      2,363,604
#   WSI Industries, Inc..................................   3,600         19,080
#*  Xerium Technologies, Inc.............................  28,081        375,443
*   YRC Worldwide, Inc................................... 353,396      3,442,077
                                                                  --------------
TOTAL INDUSTRIALS........................................          1,549,427,732
                                                                  --------------
INFORMATION TECHNOLOGY -- (11.1%)
>>  Actua Corp...........................................  21,078         21,078
*   Acxiom Corp..........................................  19,086        773,746
*   ADDvantage Technologies Group, Inc...................  84,703        122,819
#*  Adesto Technologies Corp.............................  15,923         87,577
    ADTRAN, Inc.......................................... 552,782      8,982,708
*   Agilysys, Inc........................................ 223,617      3,678,500
#*  Airgain, Inc.........................................   3,155         31,361
*   Alpha & Omega Semiconductor, Ltd..................... 170,254      2,274,593
#*  Ambarella, Inc.......................................  25,284        990,627
    American Software, Inc., Class A..................... 225,740      3,377,070
#*  Amtech Systems, Inc..................................  89,870        508,664

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
#*  Appfolio, Inc., Class A..............................   8,440 $   609,368
#*  Applied Optoelectronics, Inc.........................  81,995   3,151,068
    AstroNova, Inc.......................................  58,981   1,067,556
#*  Asure Software, Inc..................................  15,905     224,101
#*  AutoWeb, Inc.........................................  57,421     222,794
*   Aviat Networks, Inc..................................  28,812     439,383
#*  Avid Technology, Inc................................. 390,345   2,189,835
*   Aware, Inc........................................... 144,939     543,521
*   Axcelis Technologies, Inc............................ 290,572   6,392,584
#*  AXT, Inc............................................. 306,010   2,310,376
#   Badger Meter, Inc.................................... 332,787  17,354,842
    Bel Fuse, Inc., Class A..............................  33,988     666,165
    Bel Fuse, Inc., Class B..............................  98,507   2,216,408
    Benchmark Electronics, Inc........................... 359,035   8,688,647
    BK Technologies, Inc.................................  40,346     143,228
#   Black Box Corp....................................... 127,613     174,830
#*  Bottomline Technologies de, Inc......................  27,566   1,485,807
#*  BroadVision, Inc.....................................  16,737      33,474
#   Brooks Automation, Inc............................... 518,124  15,844,232
*   BSQUARE Corp......................................... 103,061     237,040
    Cabot Microelectronics Corp..........................  79,382   9,561,562
#*  CalAmp Corp.......................................... 357,680   8,140,797
*   Calix, Inc........................................... 431,298   3,040,651
#*  Carbonite, Inc....................................... 183,107   6,280,570
*   Cardtronics P.L.C., Class A.......................... 336,318   8,515,572
#*  Cars.com, Inc........................................ 228,552   6,484,020
    Cass Information Systems, Inc........................  82,683   5,568,700
    CCUR Holdings, Inc...................................  34,201     175,451
*   CEVA, Inc............................................ 159,919   4,813,562
#*  Cision, Ltd..........................................  12,550     189,254
#*  Clearfield, Inc...................................... 100,696   1,304,013
#   Cohu, Inc............................................ 203,313   5,119,421
    Communications Systems, Inc..........................  79,847     288,248
*   Computer Task Group, Inc............................. 193,307   1,163,708
*   comScore, Inc........................................     712      14,240
    Comtech Telecommunications Corp...................... 155,360   5,220,096
#*  Control4 Corp........................................ 216,709   5,510,910
    Convergys Corp.......................................  13,721     337,537
#*  Cray, Inc............................................ 352,305   8,790,010
#   CSG Systems International, Inc....................... 350,580  14,258,089
    CSP, Inc.............................................  49,891     538,823
    CTS Corp............................................. 316,720  11,053,528
#*  CUI Global, Inc......................................   3,773      10,300
#*  CVD Equipment Corp...................................  29,398     213,136
#*  CyberOptics Corp.....................................  58,595   1,098,656
#   Daktronics, Inc...................................... 310,097   2,663,733
#*  DASAN Zhone Solutions, Inc...........................   8,601      79,731
*   Data I/O Corp........................................  78,900     400,023
*   Datawatch Corp.......................................  16,246     199,014
*   DHI Group, Inc....................................... 474,510     996,471
*   Digi International, Inc.............................. 228,834   3,089,259
*   Diodes, Inc.......................................... 336,329  12,497,986
*   DSP Group, Inc....................................... 194,875   2,435,938
#*  Eastman Kodak Co.....................................  90,376     284,684
#   Ebix, Inc............................................   8,935     708,992
*   Edgewater Technology, Inc............................  91,743     469,724
*   eGain Corp...........................................  43,170     561,210
#*  Electro Scientific Industries, Inc................... 313,034   5,644,003
#*  Electronics For Imaging, Inc......................... 126,472   4,315,225

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
INFORMATION TECHNOLOGY -- (Continued)
*   Electro-Sensors, Inc.................................     4,550 $    17,609
#*  EMCORE Corp..........................................   150,023     757,616
#*  Endurance International Group Holdings, Inc..........   270,492   2,218,034
*   ePlus, Inc...........................................   149,853  14,782,998
*   Everi Holdings, Inc..................................   316,180   2,323,923
*   Everspin Technologies, Inc...........................     1,775      15,620
    EVERTEC, Inc.........................................   212,860   4,959,638
*   Evolving Systems, Inc................................    38,187      99,286
*   ExlService Holdings, Inc.............................   265,274  15,820,941
*   Extreme Networks, Inc................................    23,234     197,489
#*  Fabrinet.............................................   375,415  14,686,235
*   FARO Technologies, Inc...............................   169,518  11,035,622
#*  Finisar Corp.........................................   333,965   5,627,310
*   Finjan Holdings, Inc.................................    66,381     265,524
#*  Fitbit, Inc., Class A................................   289,576   1,717,186
*   FormFactor, Inc......................................   615,967   7,976,773
*   Frequency Electronics, Inc...........................    67,025     556,308
    GlobalSCAPE, Inc.....................................    22,325      81,933
*   Globant SA...........................................    24,818   1,375,910
*   Glu Mobile, Inc......................................   119,683     637,910
*   GSE Systems, Inc.....................................   119,569     352,729
*   GSI Technology, Inc..................................   124,724     854,359
#*  GTT Communications, Inc..............................   276,365  12,284,424
    Hackett Group, Inc. (The)............................   373,226   6,729,265
#*  Harmonic, Inc........................................ 1,022,707   4,704,452
#*  Ichor Holdings, Ltd..................................   162,078   3,403,638
#*  ID Systems, Inc......................................    31,449     213,853
*   IEC Electronics Corp.................................    21,736     112,593
*   Image Sensing Systems, Inc...........................     2,530      10,626
#*  Infinera Corp........................................ 1,003,413   8,348,396
#*  Innodata, Inc........................................   161,772     187,656
#*  Inphi Corp...........................................   109,141   3,431,393
*   Insight Enterprises, Inc.............................   311,814  15,674,890
*   Intelligent Systems Corp.............................     4,600      46,552
#*  Internap Corp........................................    90,674     895,859
*   inTEST Corp..........................................    81,841     593,347
#*  Intevac, Inc.........................................   179,160     842,052
#*  Iteris, Inc..........................................    42,830     210,295
*   KEMET Corp...........................................   462,575  12,022,324
*   Key Tronic Corp......................................    24,728     199,802
*   Kimball Electronics, Inc.............................   183,216   3,728,446
#*  Knowles Corp.........................................   742,148  12,883,689
#*  Kopin Corp...........................................   576,841   1,765,134
    Kulicke & Soffa Industries, Inc......................   582,384  15,351,642
#*  KVH Industries, Inc..................................   156,078   1,935,367
#*  Lattice Semiconductor Corp...........................   850,534   6,540,607
#*  Leaf Group, Ltd......................................   140,953   1,649,150
*   LGL Group, Inc. (The)................................    51,187     278,969
#*  LightPath Technologies, Inc., Class A................     7,150      17,017
*   Limelight Networks, Inc..............................   691,610   3,084,581
*   Liquidity Services, Inc..............................   186,104   1,312,033
*   Luna Innovations, Inc................................    70,261     238,185
*   Luxoft Holding, Inc..................................    86,279   3,278,602
#*  MACOM Technology Solutions Holdings, Inc.............    50,863   1,059,476
#*  MagnaChip Semiconductor Corp.........................    86,929   1,008,376
    ManTech International Corp., Class A.................   158,253   9,471,442
#   Marchex, Inc., Class B...............................   303,807     926,611
#*  MaxLinear, Inc.......................................   246,412   4,265,392
#*  Maxwell Technologies, Inc............................   227,226   1,042,967

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
#*  Meet Group, Inc.(The)................................ 736,837 $ 2,991,558
#   Mesa Laboratories, Inc...............................  31,531   6,376,514
    Methode Electronics, Inc............................. 408,852  16,047,441
*   MicroStrategy, Inc., Class A.........................  13,758   1,790,604
#*  Mitek Systems, Inc...................................   3,568      30,150
*   MoneyGram International, Inc......................... 207,639   1,357,959
    Monotype Imaging Holdings, Inc....................... 340,876   7,039,089
#   MTS Systems Corp..................................... 168,214   9,171,868
*   Nanometrics, Inc..................................... 250,269   9,425,131
*   Napco Security Technologies, Inc..................... 275,680   4,355,744
#*  NeoPhotonics Corp.................................... 332,783   2,119,828
#*  Net Element, Inc.....................................  14,867     106,299
*   NETGEAR, Inc......................................... 237,290  15,625,547
*   NetSol Technologies, Inc.............................  13,737      77,614
    Network-1 Technologies, Inc..........................  71,783     200,992
#   NIC, Inc............................................. 609,382   9,993,865
*   Novanta, Inc......................................... 185,289  11,552,769
    NVE Corp.............................................   9,231     986,055
#*  Oclaro, Inc.......................................... 320,213   2,709,002
#*  OneSpan, Inc......................................... 160,794   2,620,942
*   Optical Cable Corp...................................  61,938     235,364
#*  OSI Systems, Inc..................................... 216,618  17,277,452
#*  PAR Technology Corp.................................. 142,597   2,663,712
    Park Electrochemical Corp............................ 192,007   4,245,275
    PC Connection, Inc................................... 122,872   4,159,217
*   PCM, Inc............................................. 116,708   2,579,247
    PC-Tel, Inc.......................................... 175,454   1,086,060
#*  PDF Solutions, Inc................................... 294,248   3,089,604
*   Perceptron, Inc......................................  68,904     700,065
*   Perficient, Inc...................................... 363,839   9,576,243
*   PFSweb, Inc.......................................... 131,263   1,262,750
*   Photronics, Inc...................................... 562,731   5,064,579
#*  Pixelworks, Inc......................................  24,632      80,300
    Plantronics, Inc.....................................  44,604   3,062,511
*   Plexus Corp.......................................... 225,831  13,418,878
#   Power Integrations, Inc..............................  57,728   4,127,552
#*  Presidio, Inc........................................  31,038     433,291
#*  PRGX Global, Inc..................................... 142,169   1,286,629
#*  Professional Diversity Network, Inc..................   1,600       5,056
    Progress Software Corp............................... 389,221  14,319,441
    QAD, Inc., Class A...................................  70,648   3,518,270
    QAD, Inc., Class B...................................  28,726   1,120,314
#*  Qualstar Corp........................................  15,022     111,914
#*  Qualys, Inc.......................................... 106,540   9,279,634
#*  Quantenna Communications, Inc........................   8,176     130,244
#*  QuinStreet, Inc...................................... 163,414   2,166,870
*   Qumu Corp............................................  83,584     204,781
#*  Quotient Technology Inc..............................   7,104     104,784
*   Rambus, Inc.......................................... 888,522  10,982,132
*   RealNetworks, Inc.................................... 449,237   1,612,761
#*  Resonant, Inc........................................   4,300      18,361
    RF Industries, Ltd...................................  67,928     675,884
*   Rhythmone P.L.C......................................   7,771      20,800
*   Ribbon Communications, Inc........................... 459,374   3,116,853
    Richardson Electronics, Ltd.......................... 101,846     932,909
*   Rogers Corp.......................................... 130,776  15,244,558
*   Rosetta Stone, Inc................................... 157,243   2,311,472
*   Rubicon Project, Inc. (The).......................... 394,438   1,135,981
*   Rubicon Technology, Inc..............................   2,007      15,895

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
INFORMATION TECHNOLOGY -- (Continued)
*   Rudolph Technologies, Inc............................   362,212 $ 10,359,263
    Sapiens International Corp. NV.......................     3,598       37,131
*   ScanSource, Inc......................................   231,443    9,547,024
*   Seachange International, Inc.........................   396,611    1,213,630
*   ServiceSource International, Inc.....................   118,690      415,415
*   Shutterstock, Inc....................................    57,602    2,653,724
*   Sigma Designs, Inc...................................   332,058    2,008,951
*   SigmaTron International, Inc.........................     9,685       67,698
#*  SMART Global Holdings, Inc...........................    27,433      837,530
*   SMTC Corp............................................    12,219       30,303
#*  SolarEdge Technologies, Inc..........................     2,762      147,077
#*  Sonic Foundry, Inc...................................     3,901        8,426
#*  StarTek, Inc.........................................   134,865    1,035,763
#*  Steel Connect, Inc...................................   243,317      515,832
#*  Stratasys, Ltd.......................................   365,170    7,091,601
#*  SunPower Corp........................................    83,080      603,161
#*  Super Micro Computer, Inc............................   389,647    8,611,199
*   Support.com, Inc.....................................    38,495      106,246
*   Sykes Enterprises, Inc...............................   389,234   11,544,680
#*  Synaptics, Inc.......................................   229,545   11,502,500
#*  Synchronoss Technologies, Inc........................    45,154      191,001
*   Syntel, Inc..........................................   133,095    5,402,326
*   TechTarget, Inc......................................   107,243    3,047,846
#*  Telaria, Inc.........................................    73,502      274,162
*   Telenav, Inc.........................................   235,000    1,269,000
    TESSCO Technologies, Inc.............................    66,933    1,241,607
#*  Trade Desk, Inc. (The), Class A......................       199       16,780
    TransAct Technologies, Inc...........................    90,009      994,599
    Travelport Worldwide, Ltd............................   524,641    9,915,715
#*  Travelzoo............................................    85,711    1,114,243
#*  Trio-Tech International..............................     6,465       29,868
*   TrueCar Inc..........................................    15,747      175,107
*   TSR, Inc.............................................    57,202      388,974
    TTEC Holdings, Inc...................................   233,029    7,491,882
#*  TTM Technologies, Inc................................   665,422   11,551,726
#*  Ultra Clean Holdings, Inc............................   331,205    4,444,771
#*  Unisys Corp..........................................   311,119    3,997,879
*   Upland Software, Inc.................................     1,000       31,320
#*  Veeco Instruments, Inc...............................   549,400    8,048,710
*   VeriFone Systems, Inc................................   150,180    3,439,122
*   Virtusa Corp.........................................   358,465   18,937,706
*   Vishay Precision Group, Inc..........................   111,045    4,430,696
    Wayside Technology Group, Inc........................    32,917      444,380
*   Web.com Group, Inc...................................   483,089   12,149,688
*   Westell Technologies, Inc., Class A..................     4,300       11,825
*   Wireless Telecom Group, Inc..........................   172,246      361,717
*   Xcerra Corp..........................................   404,263    5,756,705
*   XO Group, Inc........................................   232,713    6,557,852
    Xperi Corp...........................................   369,466    6,151,609
#*  Xplore Technologies Corp.............................     5,527       33,051
*   Zedge, Inc., Class B.................................    70,067      208,099
*   Zix Corp.............................................   502,148    2,681,470
                                                                    ------------
TOTAL INFORMATION TECHNOLOGY.............................            888,076,109
                                                                    ------------
MATERIALS -- (4.5%)
    A Schulman, Inc......................................   349,055   15,131,534
*   AdvanSix, Inc........................................   114,867    4,648,667
*   AgroFresh Solutions, Inc.............................   177,345    1,260,923
#*  AK Steel Holding Corp................................ 1,130,581    5,234,590

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
MATERIALS -- (Continued)
*   American Biltrite, Inc...............................     478 $    253,103
    American Vanguard Corp............................... 221,519    4,806,962
*   Ampco-Pittsburgh Corp................................  89,564      944,900
    Boise Cascade Co..................................... 327,845   14,179,296
#*  Century Aluminum Co.................................. 552,811    7,081,509
    Chase Corp...........................................  82,009   10,128,112
*   Clearwater Paper Corp................................ 204,074    4,612,072
*   Coeur Mining, Inc.................................... 766,724    5,367,068
    Core Molding Technologies, Inc.......................  66,816      898,675
*   Ferro Corp........................................... 883,136   19,888,223
#   Ferroglobe P.L.C..................................... 261,359    2,130,076
#*  Flotek Industries, Inc............................... 443,913    1,376,130
    Friedman Industries, Inc.............................  71,987      747,945
    FutureFuel Corp...................................... 278,750    3,835,600
#   Gold Resource Corp................................... 136,059      891,186
    Hawkins, Inc......................................... 101,367    3,780,989
#   Haynes International, Inc............................ 103,302    4,386,203
#   Hecla Mining Co...................................... 865,501    2,769,603
    Innophos Holdings, Inc............................... 215,541    9,738,142
    Innospec, Inc........................................ 254,933   20,636,826
#*  Intrepid Potash, Inc................................. 929,410    3,968,581
    Kaiser Aluminum Corp................................. 167,047   18,645,786
    KMG Chemicals, Inc................................... 121,686    8,737,055
*   Koppers Holdings, Inc................................ 119,261    4,478,251
*   Kraton Corp.......................................... 267,809   12,878,935
#*  LSB Industries, Inc.................................. 154,688    1,016,300
    Materion Corp........................................ 152,610    9,568,647
#   McEwen Mining, Inc...................................  73,816      165,348
    Mercer International, Inc............................ 434,414    7,797,731
    Myers Industries, Inc................................ 324,292    6,988,493
#   Neenah, Inc.......................................... 165,819   14,558,908
    Northern Technologies International Corp.............  38,414    1,455,891
    Olympic Steel, Inc...................................  93,805    2,074,029
*   OMNOVA Solutions, Inc................................ 408,738    3,821,700
    PH Glatfelter Co..................................... 396,210    6,485,958
#   Quaker Chemical Corp................................. 104,311   18,519,375
#*  Ramaco Resources, Inc................................   2,643       17,259
#   Rayonier Advanced Materials, Inc..................... 370,211    6,678,606
*   Resolute Forest Products, Inc........................ 485,815    4,931,022
*   Ryerson Holding Corp................................. 159,684    1,844,350
#   Schnitzer Steel Industries, Inc., Class A............ 274,545    9,046,258
    Schweitzer-Mauduit International, Inc................ 235,465    9,769,443
#   Stepan Co............................................ 165,320   14,478,726
*   SunCoke Energy, Inc.................................. 466,783    5,325,994
    Synalloy Corp........................................  66,453    1,435,385
#*  TimkenSteel Corp..................................... 552,371    7,677,957
*   Trecora Resources.................................... 149,461    2,241,915
    Tredegar Corp........................................ 334,444    8,712,266
#   Tronox, Ltd., Class A................................   2,013       37,140
*   UFP Technologies, Inc................................  25,934      848,042
    United States Lime & Minerals, Inc...................  60,400    4,693,080
*   Universal Stainless & Alloy Products, Inc............  61,597    1,842,366
#*  US Concrete, Inc..................................... 138,987    7,018,844
*   Verso Corp., Class A................................. 248,342    5,182,898
                                                                  ------------
TOTAL MATERIALS..........................................          357,670,873
                                                                  ------------
REAL ESTATE -- (1.0%)
#*  Altisource Asset Management Corp.....................   3,833      251,253
#*  Altisource Portfolio Solutions SA....................  35,261    1,174,544

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
REAL ESTATE -- (Continued)
    CKX Lands, Inc.......................................  15,043 $   161,637
#   Consolidated-Tomoka Land Co..........................  53,634   3,513,563
*   CorePoint Lodging, Inc...............................  59,858   1,512,013
#*  Forestar Group, Inc..................................  37,819     858,491
#*  FRP Holdings, Inc....................................  92,531   6,014,515
#   Griffin Industrial Realty, Inc.......................  49,036   2,040,388
#   HFF, Inc., Class A................................... 425,510  19,152,205
#*  InterGroup Corp. (The)...............................   5,700     168,435
#*  JW Mays, Inc.........................................   2,700     106,515
*   Marcus & Millichap, Inc.............................. 295,980  11,901,356
#*  Maui Land & Pineapple Co., Inc.......................  64,058     816,740
*   Rafael Holdings, Inc., Class B....................... 132,293   1,203,866
    RE/MAX Holdings, Inc., Class A....................... 155,309   7,889,697
#   RMR Group, Inc. (The), Class A.......................  94,290   8,184,372
#*  St Joe Co. (The)..................................... 504,613   8,906,420
*   Stratus Properties, Inc..............................  70,654   2,176,143
#*  Tejon Ranch Co....................................... 226,651   5,303,633
#*  Trinity Place Holdings, Inc.......................... 140,806     905,383
                                                                  -----------
TOTAL REAL ESTATE........................................          82,241,169
                                                                  -----------
TELECOMMUNICATIONS SERVICES -- (1.0%)
*   Alaska Communications Systems Group, Inc.............  50,547      81,381
    ATN International, Inc............................... 125,291   8,003,589
*   Boingo Wireless, Inc................................. 347,011   8,019,424
#*  Cincinnati Bell, Inc................................. 447,339   5,971,976
#   Cogent Communications Holdings, Inc.................. 107,223   5,570,235
#   Consolidated Communications Holdings, Inc............ 495,786   6,316,314
#   Frontier Communications Corp.........................  86,089     449,385
    IDT Corp., Class B................................... 263,718   1,384,519
#*  Intelsat SA.......................................... 128,461   2,504,989
#*  Iridium Communications, Inc.......................... 407,877   7,056,272
*   LICT Corp............................................       0       9,035
#*  ORBCOMM, Inc......................................... 577,979   5,525,479
#*  pdvWireless, Inc.....................................  14,146     422,965
#   Shenandoah Telecommunications Co..................... 497,484  16,416,972
    Spok Holdings, Inc................................... 144,408   2,093,916
*   Vonage Holdings Corp................................. 769,532   9,857,705
#   Windstream Holdings, Inc.............................  14,728      51,843
                                                                  -----------
TOTAL TELECOMMUNICATIONS SERVICES........................          79,735,999
                                                                  -----------
UTILITIES -- (1.7%)
#   American States Water Co............................. 338,714  20,363,486
#*  AquaVenture Holdings, Ltd............................  44,934     743,208
    Artesian Resources Corp., Class A....................  39,214   1,446,604
#   California Water Service Group....................... 430,087  17,676,576
    Chesapeake Utilities Corp............................ 156,842  13,151,202
    Connecticut Water Service, Inc.......................  90,850   5,852,557
#   Consolidated Water Co., Ltd..........................  37,926     532,860
#   El Paso Electric Co..................................  82,405   5,133,832
#   Genie Energy, Ltd., Class B.......................... 205,516   1,068,683
    MGE Energy, Inc...................................... 131,009   8,384,576
#   Middlesex Water Co................................... 126,070   5,583,640
#   Northwest Natural Gas Co............................. 218,122  14,210,648
    Otter Tail Corp...................................... 303,669  14,697,580
#   Pattern Energy Group, Inc., Class A.................. 166,390   3,089,862
    RGC Resources, Inc...................................  14,094     399,847
#   SJW Corp............................................. 216,094  13,976,960
#   Spark Energy, Inc., Class A..........................  33,012     282,253

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                              SHARES       VALUE+
                                                            ---------- --------------
UTILITIES -- (Continued)
#     TerraForm Power, Inc., Class A.......................    174,879 $    1,789,012
      Unitil Corp..........................................    119,658      6,091,789
      York Water Co. (The).................................     85,073      2,637,263
                                                                       --------------
TOTAL UTILITIES............................................               137,112,438
                                                                       --------------
TOTAL COMMON STOCKS........................................             7,062,843,087
                                                                       --------------
PREFERRED STOCKS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
#     GCI Liberty, Inc.....................................     42,656      1,060,855
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
INFORMATION TECHNOLOGY -- (0.0%)
*>>   Rights Atossa Genetics, Inc..........................      3,700              0
*>>   SMTC Corp. Rights....................................      4,073            937
                                                                       --------------
TOTAL INFORMATION TECHNOLOGY...............................                       937
                                                                       --------------
TOTAL INVESTMENT SECURITIES................................             7,063,904,879
                                                                       --------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money
        Market Fund, 1.830%................................ 70,913,195     70,913,195
                                                                       --------------
SECURITIES LENDING COLLATERAL -- (10.3%)
@(S)  DFA Short Term Investment Fund....................... 71,221,729    824,106,622
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $5,271,698,034)^^....................................            $7,958,924,696
                                                                       ==============

At July 31, 2018, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                          NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------               --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini
  Index..................   441      09/21/18. $61,274,062 $62,117,055    $842,993
                                               ----------- -----------    --------
TOTAL FUTURES
  CONTRACTS..............                      $61,274,062 $62,117,055    $842,993
                                               =========== ===========    ========

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                   LEVEL 1     LEVEL 2  LEVEL 3     TOTAL
                                -------------- -------- ------- --------------
Common Stocks
   Consumer Discretionary...... $1,031,453,944 $ 11,479   --    $1,031,465,423
   Consumer Staples............    260,452,479       --   --       260,452,479
   Energy......................    379,530,528       --   --       379,530,528
   Financials..................  1,582,558,643  107,515   --     1,582,666,158
   Healthcare..................    714,464,179       --   --       714,464,179
   Industrials.................  1,549,427,732       --   --     1,549,427,732
   Information Technology......    888,055,031   21,078   --       888,076,109
   Materials...................    357,670,873       --   --       357,670,873
   Real Estate.................     82,241,169       --   --        82,241,169
   Telecommunications Services.     79,735,999       --   --        79,735,999

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                       LEVEL 1         LEVEL 2    LEVEL 3     TOTAL
                                    --------------   ------------ ------- --------------
   Utilities....................... $  137,112,438             --   --    $  137,112,438
Preferred Stocks
   Consumer Discretionary..........      1,060,855             --   --         1,060,855
Rights/Warrants
   Information Technology..........             --   $        937   --               937
Temporary Cash Investments.........     70,913,195             --   --        70,913,195
Securities Lending Collateral......             --    824,106,622   --       824,106,622
Futures Contracts**................        842,993             --   --           842,993
                                    --------------   ------------   --    --------------
TOTAL.............................. $7,135,520,058   $824,247,631   --    $7,959,767,689
                                    ==============   ============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                           SHARES      VALUE+
                                                          --------- ------------
COMMON STOCKS -- (96.1%)
REAL ESTATE -- (96.1%)
#   Acadia Realty Trust..................................   786,329 $ 21,293,789
#   Agree Realty Corp....................................   268,135   14,275,507
    Alexander's, Inc.....................................    29,951   11,096,246
#   Alexandria Real Estate Equities, Inc.................   913,558  116,423,832
    American Assets Trust, Inc...........................   325,535   12,510,310
    American Campus Communities, Inc..................... 1,255,493   51,789,086
    American Homes 4 Rent, Class A....................... 2,301,889   50,963,822
    American Tower Corp.................................. 3,744,885  555,141,752
    Apartment Investment & Management Co., Class A....... 1,491,202   63,599,765
    Apple Hospitality REIT, Inc.......................... 1,963,639   35,325,866
    Ashford Hospitality Trust, Inc....................... 1,042,089    8,232,503
    AvalonBay Communities, Inc........................... 1,294,940  229,010,139
#   Bluerock Residential Growth REIT, Inc................   198,618    1,821,327
#   Boston Properties, Inc............................... 1,477,060  185,415,342
    Braemar Hotels & Resorts, Inc........................   288,468    3,297,189
    Brandywine Realty Trust.............................. 1,790,886   29,531,710
    Brixmor Property Group, Inc.......................... 2,888,376   51,095,371
#   BRT Apartments Corp..................................     2,211       29,030
    Camden Property Trust................................   838,170   77,606,160
    CareTrust REIT, Inc..................................   646,004   10,923,928
#   CBL & Associates Properties, Inc..................... 1,665,592    9,077,476
    Cedar Realty Trust, Inc..............................   787,210    3,747,120
#   Chatham Lodging Trust................................   389,847    8,397,304
#   Chesapeake Lodging Trust.............................   569,049   18,220,949
    City Office REIT, Inc................................   207,492    2,645,523
    Clipper Realty, Inc..................................    22,000      234,080
    Columbia Property Trust, Inc......................... 1,112,129   25,779,150
#   Community Healthcare Trust, Inc......................    42,040    1,261,200
    Condor Hospitality Trust, Inc........................     1,705       17,988
*   CorePoint Lodging, Inc...............................   389,468    9,837,962
#   CoreSite Realty Corp.................................   321,396   36,028,492
    Corporate Office Properties Trust....................   941,166   27,990,277
#   Cousins Properties, Inc.............................. 3,770,854   35,144,359
    Crown Castle International Corp...................... 3,405,108  377,388,120
    CubeSmart............................................ 1,710,433   51,928,746
#   CyrusOne, Inc........................................   798,295   49,430,426
    DCT Industrial Trust, Inc............................   894,750   59,831,933
#   DDR Corp............................................. 1,510,387   20,692,302
    DiamondRock Hospitality Co........................... 1,899,749   22,645,008
    Digital Realty Trust, Inc............................ 1,902,197  230,964,760
    Douglas Emmett, Inc.................................. 1,449,947   56,315,941
    Duke Realty Corp..................................... 3,372,012   98,192,989
#   Easterly Government Properties, Inc..................   384,681    7,289,705
#   EastGroup Properties, Inc............................   318,640   30,372,765
    Empire State Realty Trust, Inc., Class A............. 1,461,518   24,363,505
#   EPR Properties.......................................   667,348   44,371,969
    Equinix, Inc.........................................   732,197  321,639,498
*   Equity Commonwealth.................................. 1,170,104   37,724,153
    Equity LifeStyle Properties, Inc.....................   780,714   71,037,167
    Equity Residential................................... 3,456,874  226,183,266
    Essex Property Trust, Inc............................   629,004  151,244,012
#   Extra Space Storage, Inc............................. 1,196,092  112,396,765
    Federal Realty Investment Trust......................   683,759   85,811,755
    First Industrial Realty Trust, Inc................... 1,109,859   36,125,910

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
REAL ESTATE -- (Continued)
    Forest City Realty Trust, Inc., Class A.............. 2,292,067 $ 57,232,913
    Four Corners Property Trust, Inc.....................   542,137   13,499,211
#   Franklin Street Properties Corp......................   963,800    8,491,078
    Gaming and Leisure Properties, Inc................... 1,870,000   67,918,400
#   Getty Realty Corp....................................   283,509    8,122,533
    GGP, Inc............................................. 5,475,114  116,729,431
    Gladstone Commercial Corp............................   229,193    4,547,189
    Global Medical REIT, Inc.............................     2,102       17,762
#   Global Net Lease, Inc................................   541,923   11,467,091
    Global Self Storage, Inc.............................    18,858       77,884
#   Government Properties Income Trust...................   854,329   12,874,738
    HCP, Inc............................................. 4,450,308  115,262,977
    Healthcare Realty Trust, Inc......................... 1,122,381   33,345,940
#   Healthcare Trust of America, Inc., Class A........... 1,844,200   50,383,544
    Hersha Hospitality Trust.............................   469,504   10,136,591
    Highwoods Properties, Inc............................   963,479   47,316,454
    Hospitality Properties Trust......................... 1,558,020   44,045,225
    Host Hotels & Resorts, Inc........................... 7,137,258  149,454,183
    Hudson Pacific Properties, Inc....................... 1,467,570   50,278,948
#   Independence Realty Trust, Inc.......................   697,933    7,084,020
    Investors Real Estate Trust.......................... 1,193,787    6,541,953
#   Invitation Homes, Inc................................ 2,018,863   46,655,924
#   Iron Mountain, Inc................................... 2,443,913   85,805,785
    JBG SMITH Properties.................................   879,545   32,103,393
    Kilroy Realty Corp...................................   928,148   67,708,397
#   Kimco Realty Corp.................................... 4,041,002   67,444,323
#   Kite Realty Group Trust..............................   796,288   13,433,379
#   Lamar Advertising Co., Class A.......................   639,788   47,107,590
    LaSalle Hotel Properties............................. 1,073,634   37,222,891
    Lexington Realty Trust............................... 2,041,986   17,949,057
    Liberty Property Trust............................... 1,442,711   61,834,593
    Life Storage, Inc....................................   440,111   42,233,052
    LTC Properties, Inc..................................   371,740   15,676,276
#   Macerich Co. (The)................................... 1,318,443   77,867,244
#   Mack-Cali Realty Corp................................   853,816   16,623,798
    MedEquities Realty Trust, Inc........................    22,924      256,749
#   Medical Properties Trust, Inc........................ 3,277,382   47,227,075
#   MGM Growth Properties LLC, Class A...................   572,995   17,361,749
    Mid-America Apartment Communities, Inc............... 1,102,863  111,146,533
    Monmouth Real Estate Investment Corp.................   619,912   10,333,933
#   National Health Investors, Inc.......................   378,204   28,304,787
#   National Retail Properties, Inc...................... 1,396,299   62,288,898
    National Storage Affiliates Trust....................   434,309   12,521,128
#   New Senior Investment Group, Inc.....................   732,037    5,182,822
    NexPoint Residential Trust, Inc......................   139,976    4,190,881
#   NorthStar Realty Europe Corp.........................   466,613    6,387,932
#   Omega Healthcare Investors, Inc...................... 1,865,077   55,374,136
    One Liberty Properties, Inc..........................   135,140    3,643,374
#   Outfront Media, Inc..................................   926,018   19,677,883
    Paramount Group, Inc................................. 1,812,525   27,985,386
#   Park Hotels & Resorts, Inc........................... 1,515,706   47,411,284
#   Pebblebrook Hotel Trust..............................   682,819   26,322,672
#   Pennsylvania Real Estate Investment Trust............   712,124    7,562,757
#   Physicians Realty Trust.............................. 1,626,471   25,633,183
    Piedmont Office Realty Trust, Inc., Class A.......... 1,557,104   30,799,517
    Prologis, Inc........................................ 4,905,234  321,881,455
    PS Business Parks, Inc...............................   201,619   25,760,860
    Public Storage....................................... 1,445,344  314,839,284
#   QTS Realty Trust, Inc., Class A......................   443,713   18,968,731

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                              SHARES       VALUE+
                                                            ---------- --------------
REAL ESTATE -- (Continued)
#     Ramco-Gershenson Properties Trust....................    762,807 $   10,030,912
#     Realty Income Corp...................................  2,580,544    143,916,939
      Regency Centers Corp.................................  1,577,470    100,374,416
#     Retail Opportunity Investments Corp..................  1,036,819     19,606,247
      Retail Properties of America, Inc., Class A..........  2,251,454     28,255,748
#*    Retail Value Inc.....................................    151,038      4,990,296
      Rexford Industrial Realty, Inc.......................    701,010     21,478,946
#     RLJ Lodging Trust....................................  1,712,732     38,690,616
      Ryman Hospitality Properties, Inc....................    435,289     37,003,918
#     Sabra Health Care REIT, Inc..........................  1,597,356     34,518,863
      Saul Centers, Inc....................................    130,628      6,959,860
*     SBA Communications Corp..............................  1,053,536    166,722,072
      Select Income REIT...................................    635,337     13,246,776
      Senior Housing Properties Trust......................  2,256,754     40,260,491
#     Seritage Growth Properties...........................     31,870      1,348,420
      Simon Property Group, Inc............................  2,848,508    501,935,595
      SL Green Realty Corp.................................    968,768     99,889,668
      Sotherly Hotels, Inc.................................    109,976        758,834
*     Spirit MTA REIT......................................    459,459      4,589,995
      Spirit Realty Capital, Inc...........................  4,594,599     38,456,794
#     STAG Industrial, Inc.................................    849,114     23,197,794
#     STORE Capital Corp...................................  1,557,148     42,743,713
#     Summit Hotel Properties, Inc.........................    903,862     12,789,647
      Sun Communities, Inc.................................    719,748     69,786,766
#     Sunstone Hotel Investors, Inc........................  2,091,813     34,033,798
#     Tanger Factory Outlet Centers, Inc...................    943,317     22,498,110
      Taubman Centers, Inc.................................    609,763     37,835,794
#     Terreno Realty Corp..................................    485,745     17,928,848
      Tier REIT, Inc.......................................    322,591      7,667,988
      UDR, Inc.............................................  2,540,787     97,769,484
      UMH Properties, Inc..................................    248,012      3,829,305
#*    Uniti Group, Inc.....................................  1,494,936     26,430,468
      Universal Health Realty Income Trust.................    121,654      8,188,531
      Urban Edge Properties................................  1,005,497     22,804,672
      Urstadt Biddle Properties, Inc.......................     68,848      1,235,822
      Urstadt Biddle Properties, Inc., Class A.............    270,593      6,023,400
      Ventas, Inc..........................................  3,366,639    189,811,107
      VEREIT, Inc..........................................  9,261,049     70,661,804
      Vornado Realty Trust.................................  1,639,064    117,881,483
#     Washington Prime Group, Inc..........................  1,751,444     14,064,095
#     Washington Real Estate Investment Trust..............    707,511     21,572,010
      Weingarten Realty Investors..........................  1,152,906     34,840,819
      Welltower, Inc.......................................  3,448,237    215,859,636
#     Wheeler Real Estate Investment Trust, Inc............      7,097         36,195
#     Whitestone REIT......................................    328,618      4,272,034
      WP Carey, Inc........................................    959,557     62,735,837
      Xenia Hotels & Resorts, Inc..........................    973,522     23,744,202
                                                                       --------------
TOTAL REAL ESTATE..........................................             9,002,550,793
                                                                       --------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money
        Market Fund, 1.830%................................ 87,497,436     87,497,436
                                                                       --------------
SECURITIES LENDING COLLATERAL -- (3.0%)
@(S)  DFA Short Term Investment Fund....................... 23,899,143    276,536,977
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,967,918,262)^^................................              $9,366,585,206
                                                                       ==============

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

At July 31, 2018, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                          NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------               --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini
  Index..................    541     09/21/18  $74,781,096 $76,202,555   $1,421,459
                                               ----------- -----------   ----------
TOTAL FUTURES CONTRACTS..                      $74,781,096 $76,202,555   $1,421,459
                                               =========== ===========   ==========

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                        --------------------------------------------------
                           LEVEL 1         LEVEL 2    LEVEL 3     TOTAL
                        --------------   ------------ ------- --------------
    Common Stocks
       Real Estate..... $9,002,550,793             --   --    $9,002,550,793
    Temporary Cash
      Investments......     87,497,436             --   --        87,497,436
    Securities Lending
      Collateral.......             --   $276,536,977   --       276,536,977
    Futures
      Contracts**......      1,421,459             --   --         1,421,459
                        --------------   ------------   --    --------------
    TOTAL.............. $9,091,469,688   $276,536,977   --    $9,368,006,665
                        ==============   ============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                       LARGE CAP INTERNATIONAL PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2018
                                  (UNAUDITED)

                                                           SHARES     VALUE>>
                                                          --------- -----------
COMMON STOCKS -- (94.4%)
AUSTRALIA -- (5.7%)
    Adelaide Brighton, Ltd...............................   131,820 $   674,729
    AGL Energy, Ltd......................................   157,174   2,571,915
    Alumina, Ltd.........................................   631,202   1,330,398
    Amcor, Ltd., Sponsored ADR...........................     1,068      47,729
    Amcor, Ltd...........................................   335,752   3,758,612
    AMP, Ltd............................................. 1,924,737   4,867,712
    Ansell, Ltd..........................................     9,168     196,496
    APA Group............................................   287,796   2,064,206
    Aristocrat Leisure, Ltd..............................   177,083   4,241,657
    ASX, Ltd.............................................    26,736   1,305,562
    Atlas Arteria, Ltd...................................    87,041     423,030
    Aurizon Holdings, Ltd................................   860,998   2,916,287
    AusNet Services......................................   635,312     769,913
#   Australia & New Zealand Banking Group, Ltd...........   635,598  13,817,692
    Bank of Queensland, Ltd..............................   174,603   1,443,482
    Beach Energy, Ltd....................................   473,974     672,489
    Bendigo & Adelaide Bank, Ltd.........................   209,914   1,828,416
    BHP Billiton, Ltd....................................   842,811  22,011,293
#   BHP Billiton, Ltd., Sponsored ADR....................    64,389   3,364,969
    BlueScope Steel, Ltd.................................   395,936   5,202,543
    Boral, Ltd...........................................   518,419   2,562,013
    Brambles, Ltd........................................   509,466   3,741,690
    Caltex Australia, Ltd................................   117,679   2,846,872
    Challenger, Ltd......................................   113,813   1,052,806
    CIMIC Group, Ltd.....................................    33,464   1,203,493
    Coca-Cola Amatil, Ltd................................   177,113   1,261,593
    Cochlear, Ltd........................................    18,896   2,856,225
#   Commonwealth Bank of Australia.......................   461,654  25,708,081
    Computershare, Ltd...................................   145,852   1,974,215
    Crown Resorts, Ltd...................................   119,107   1,196,175
    CSL, Ltd.............................................   133,309  19,503,958
#   Domino's Pizza Enterprises, Ltd......................    27,687   1,028,136
    Downer EDI, Ltd......................................   303,943   1,669,533
    Evolution Mining, Ltd................................   618,654   1,282,914
    Flight Centre Travel Group, Ltd......................    23,275   1,177,025
    Fortescue Metals Group, Ltd.......................... 1,222,721   3,976,954
#   Harvey Norman Holdings, Ltd..........................   323,112     853,300
    Healthscope, Ltd.....................................   732,216   1,189,553
    Iluka Resources, Ltd.................................    63,179     538,477
    Incitec Pivot, Ltd...................................   765,161   2,157,420
    Insurance Australia Group, Ltd.......................   655,867   3,920,819
    James Hardie Industries P.L.C........................   101,023   1,615,316
    James Hardie Industries P.L.C., Sponsored ADR........     2,500      39,900
    LendLease Group......................................   164,777   2,465,378
    Link Administration Holdings, Ltd....................   137,258     783,996
    Macquarie Group, Ltd.................................    90,690   8,274,392
    Magellan Financial Group, Ltd........................    37,662     691,471
    Medibank Pvt, Ltd....................................   877,877   2,030,337
#   National Australia Bank, Ltd.........................   666,762  14,038,833
    Newcrest Mining, Ltd.................................   206,501   3,317,453
    Northern Star Resources, Ltd.........................   217,097   1,161,451
    Oil Search, Ltd......................................   288,647   1,925,489
    Orica, Ltd...........................................   167,786   2,191,791
*   Origin Energy, Ltd...................................   509,440   3,696,363
    Orora, Ltd...........................................   420,943   1,135,098

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
AUSTRALIA -- (Continued)
#   Platinum Asset Management, Ltd.......................    65,636 $    267,928
    Qantas Airways, Ltd..................................   286,354    1,431,235
#   QBE Insurance Group, Ltd.............................   539,399    4,050,489
#   Qube Holdings, Ltd...................................   140,285      270,262
    Ramsay Health Care, Ltd..............................    46,838    1,955,891
    REA Group, Ltd.......................................    16,819    1,085,907
    Reece, Ltd...........................................    58,011      527,383
    Rio Tinto, Ltd.......................................   123,698    7,475,952
*   Santos, Ltd..........................................   720,829    3,414,407
    Seek, Ltd............................................   113,519    1,805,657
    Seven Group Holdings, Ltd............................    26,863      383,073
    Sonic Healthcare, Ltd................................    96,083    1,863,716
    South32, Ltd., ADR...................................     6,560       87,642
    South32, Ltd......................................... 1,048,016    2,789,172
    Spark Infrastructure Group...........................   408,028      698,066
    Star Entertainment Grp, Ltd. (The)...................   371,849    1,371,944
    Suncorp Group, Ltd...................................   436,209    4,853,550
    Sydney Airport.......................................   268,876    1,413,058
    Tabcorp Holdings, Ltd................................   757,335    2,630,380
    Telstra Corp., Ltd................................... 1,250,912    2,637,725
#   TPG Telecom, Ltd.....................................   213,337      914,802
    Transurban Group.....................................   465,728    4,049,702
    Treasury Wine Estates, Ltd...........................   106,459    1,457,841
    Wesfarmers, Ltd......................................   312,827   11,502,142
#   Westpac Banking Corp.................................   847,720   18,558,680
    Westpac Banking Corp., Sponsored ADR.................    76,368    1,668,641
    Whitehaven Coal, Ltd.................................   537,459    2,172,365
    Woodside Petroleum, Ltd..............................   254,467    6,820,582
    Woolworths Group, Ltd................................   387,995    8,680,160
    WorleyParsons, Ltd...................................    70,673      964,317
*   Xero, Ltd............................................     5,752      183,274
                                                                    ------------
TOTAL AUSTRALIA..........................................            296,563,593
                                                                    ------------
AUSTRIA -- (0.3%)
    ANDRITZ AG...........................................     2,028      114,965
    Erste Group Bank AG..................................    99,816    4,311,187
    OMV AG...............................................    42,537    2,403,898
    Raiffeisen Bank International AG.....................    88,863    2,963,152
    Verbund AG...........................................    21,423      844,661
    Voestalpine AG.......................................    61,747    3,089,526
                                                                    ------------
TOTAL AUSTRIA............................................             13,727,389
                                                                    ------------
BELGIUM -- (1.0%)
    Ageas................................................    91,510    4,908,187
    Anheuser-Busch InBev SA/NV...........................   240,375   24,461,528
#   Anheuser-Busch InBev SA/NV, Sponsored ADR............     9,277      943,656
    Colruyt SA...........................................    28,045    1,676,555
    KBC Group NV.........................................    52,895    4,060,670
    Proximus SADP........................................    95,312    2,336,011
    Solvay SA............................................    54,852    7,514,755
*   Telenet Group Holding NV.............................    17,537      844,475
    UCB SA...............................................    46,185    3,970,739
    Umicore SA...........................................    61,374    3,591,764
                                                                    ------------
TOTAL BELGIUM............................................             54,308,340
                                                                    ------------
CANADA -- (8.7%)
    Agnico Eagle Mines, Ltd..............................     7,428      311,204
#   Agnico Eagle Mines, Ltd..............................    37,495    1,570,291

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
CANADA -- (Continued)
*   Air Canada...........................................  55,400 $ 1,002,085
    Algonquin Power & Utilities Corp..................... 136,429   1,340,326
    Algonquin Power & Utilities Corp.....................  23,199     227,814
    Alimentation Couche-Tard, Inc., Class B.............. 132,458   6,083,995
    AltaGas, Ltd.........................................  39,304     799,767
#   ARC Resources, Ltd................................... 207,716   2,467,012
    Atco, Ltd., Class I..................................  27,124     831,746
#*  Aurora Cannabis, Inc.................................  52,700     284,394
*   B2Gold Corp.......................................... 119,700     298,134
#   Bank of Montreal.....................................  32,099   2,544,281
    Bank of Montreal..................................... 178,269  14,133,166
    Bank of Nova Scotia (The)............................ 176,568  10,463,641
#   Bank of Nova Scotia (The)............................ 120,263   7,125,583
    Barrick Gold Corp.................................... 175,564   1,967,731
    Barrick Gold Corp.................................... 760,605   8,511,170
*   Bausch Health Cos., Inc.............................. 124,114   2,698,245
*   Bausch Health Cos., Inc..............................  66,614   1,447,652
    BCE, Inc.............................................  19,715     837,787
    BCE, Inc.............................................  27,640   1,172,765
*   BlackBerry, Ltd......................................   5,502      54,011
#*  BlackBerry, Ltd......................................  70,431     690,928
*   Bombardier, Inc., Class A............................   9,200      34,866
*   Bombardier, Inc., Class B............................ 688,292   2,592,636
    Brookfield Asset Management, Inc., Class A........... 187,072   7,893,573
    Brookfield Asset Management, Inc., Class A...........  48,119   2,028,697
    BRP, Inc.............................................  10,821     504,761
    CAE, Inc.............................................  66,638   1,388,238
    CAE, Inc.............................................  23,914     498,607
    Cameco Corp.......................................... 117,253   1,267,308
#   Cameco Corp..........................................  64,209     693,457
*   Canada Goose Holdings, Inc...........................   7,177     411,966
    Canadian Imperial Bank of Commerce...................  75,835   6,920,960
    Canadian Imperial Bank of Commerce...................  54,097   4,935,269
    Canadian National Railway Co......................... 149,760  13,368,283
    Canadian National Railway Co.........................  76,670   6,835,130
    Canadian Natural Resources, Ltd...................... 211,021   7,754,010
    Canadian Natural Resources, Ltd...................... 135,258   4,955,853
    Canadian Pacific Railway, Ltd........................  31,366   6,220,395
    Canadian Pacific Railway, Ltd........................  12,744   2,527,645
#   Canadian Tire Corp., Ltd., Class A...................  26,216   3,570,503
    Canadian Utilities, Ltd., Class A....................  34,145     851,755
*   Canfor Corp..........................................  36,800     806,808
#*  Canopy Growth Corp...................................  24,300     641,101
    CCL Industries, Inc., Class B........................  45,580   2,312,549
    Cenovus Energy, Inc.................................. 149,203   1,496,790
    Cenovus Energy, Inc.................................. 262,140   2,631,886
*   CGI Group, Inc., Class A.............................  18,335   1,183,667
*   CGI Group, Inc., Class A.............................  56,942   3,664,218
    CI Financial Corp.................................... 122,130   2,134,001
    Constellation Software, Inc..........................   6,443   4,670,748
#   Crescent Point Energy Corp........................... 168,223   1,147,048
    Crescent Point Energy Corp...........................  74,710     508,775
    Dollarama, Inc.......................................  78,900   2,850,675
    Emera, Inc...........................................  10,822     350,653
    Empire Co., Ltd., Class A............................  68,544   1,413,191
#   Enbridge Income Fund Holdings, Inc...................  66,047   1,654,158
    Enbridge, Inc........................................ 119,209   4,233,736
#   Enbridge, Inc........................................ 272,346   9,649,219
    Encana Corp.......................................... 473,733   6,366,972

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
    Enerplus Corp........................................ 115,000 $1,500,211
    Fairfax Financial Holdings, Ltd......................  11,973  6,764,927
    Finning International, Inc...........................  68,207  1,785,856
    First Capital Realty, Inc............................  67,264  1,048,633
    First Quantum Minerals, Ltd.......................... 266,013  4,149,133
    Fortis, Inc.......................................... 103,123  3,390,530
    Franco-Nevada Corp...................................  12,493    916,387
    Franco-Nevada Corp...................................  13,339    977,082
#   Genworth MI Canada, Inc..............................  21,213    746,699
    George Weston, Ltd...................................  30,680  2,552,323
    Gildan Activewear, Inc...............................  35,400    911,907
#   Gildan Activewear, Inc...............................  26,455    678,571
    Goldcorp, Inc........................................  93,244  1,165,505
    Goldcorp, Inc........................................ 245,789  3,072,362
    Great-West Lifeco, Inc...............................  61,174  1,511,892
    Husky Energy, Inc.................................... 175,501  2,984,266
    Hydro One, Ltd.......................................  67,923    992,072
*   IAMGOLD Corp......................................... 179,785    988,171
    IGM Financial, Inc...................................  30,040    901,766
    Imperial Oil, Ltd....................................  18,627    637,916
    Imperial Oil, Ltd....................................  41,174  1,406,504
    Industrial Alliance Insurance & Financial Services,
      Inc................................................  51,829  2,131,569
    Intact Financial Corp................................  37,500  2,860,822
    Inter Pipeline, Ltd.................................. 123,424  2,353,012
#   Keyera Corp..........................................  48,918  1,416,191
#   Kinder Morgan Canada, Ltd............................  21,945    278,519
*   Kinross Gold Corp.................................... 860,970  3,110,704
*   Kinross Gold Corp....................................  22,897     82,429
    Kirkland Lake Gold, Ltd..............................  79,988  1,748,133
    Linamar Corp.........................................  36,136  1,651,447
    Loblaw Cos., Ltd.....................................  68,615  3,627,901
    Lundin Mining Corp................................... 518,810  2,871,532
    Magna International, Inc.............................  73,020  4,447,942
    Magna International, Inc.............................  38,699  2,352,125
    Manulife Financial Corp.............................. 229,535  4,263,032
    Manulife Financial Corp.............................. 256,434  4,759,415
    Maple Leaf Foods, Inc................................  20,687    495,368
#   Maxar Technologies, Ltd..............................  18,695    916,175
    Methanex Corp........................................  28,381  1,960,500
#   Methanex Corp........................................   3,284    226,924
    Metro, Inc...........................................  80,871  2,726,688
    National Bank of Canada.............................. 193,277  9,474,785
    Norbord, Inc.........................................   2,100     75,551
    Northland Power, Inc.................................  39,900    729,386
    Nutrien, Ltd.........................................  55,391  3,008,314
#   Nutrien, Ltd.........................................  76,336  4,138,153
    Onex Corp............................................  28,604  2,141,040
    Open Text Corp.......................................  39,200  1,458,794
    Open Text Corp.......................................  33,508  1,246,498
    Pan American Silver Corp.............................  16,317    268,741
#   Parkland Fuel Corp...................................  42,200  1,141,251
    Pembina Pipeline Corp................................  33,782  1,215,369
    Pembina Pipeline Corp................................  65,824  2,361,107
#   PrairieSky Royalty, Ltd..............................  49,826    945,309
    Premium Brands Holdings Corp.........................   3,517    275,742
    Quebecor, Inc., Class B..............................  60,600  1,262,917
    Restaurant Brands International, Inc.................  63,671  4,062,003
    Ritchie Bros Auctioneers, Inc........................   7,600    252,798
#   Ritchie Bros Auctioneers, Inc........................  13,682    455,200

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- ------------
CANADA -- (Continued)
    Rogers Communications, Inc., Class B.................  60,368 $  3,077,684
    Rogers Communications, Inc., Class B.................  50,035    2,545,280
    Royal Bank of Canada................................. 239,620   18,705,778
    Royal Bank of Canada................................. 159,205   12,413,214
    Saputo, Inc..........................................  66,600    2,220,427
*   Seven Generations Energy, Ltd., Class A.............. 194,088    2,217,125
    Shaw Communications, Inc., Class B...................  86,307    1,805,292
    Shaw Communications, Inc., Class B...................  90,167    1,887,195
*   Shopify, Inc., Class A...............................   7,521    1,047,742
#*  Shopify, Inc., Class A...............................   6,701      926,145
    SNC-Lavalin Group, Inc...............................  47,286    2,094,128
#*  Spin Master Corp.....................................   8,162      334,423
    Stantec, Inc.........................................  13,600      355,146
    Stantec, Inc.........................................  16,651      435,424
*   Stars Group, Inc. (The)..............................   2,400       82,211
*   Stars Group, Inc. (The)..............................  31,103    1,066,833
    Sun Life Financial, Inc..............................  56,625    2,315,755
#   Sun Life Financial, Inc..............................  95,598    3,909,002
    Suncor Energy, Inc................................... 346,029   14,571,611
    Suncor Energy, Inc................................... 151,357    6,378,184
    Teck Resources, Ltd., Class B........................  98,438    2,567,553
    Teck Resources, Ltd., Class B........................ 355,719    9,259,366
    TELUS Corp...........................................  39,380    1,439,458
    Thomson Reuters Corp.................................  32,723    1,354,732
    Thomson Reuters Corp.................................  38,650    1,603,818
    TMX Group, Ltd.......................................  22,273    1,432,417
#   Toromont Industries, Ltd.............................  28,198    1,447,780
    Toronto-Dominion Bank (The).......................... 232,719   13,805,531
    Toronto-Dominion Bank (The).......................... 188,544   11,158,034
    Tourmaline Oil Corp.................................. 135,209    2,671,231
    TransCanada Corp.....................................  26,885    1,209,241
    TransCanada Corp..................................... 108,805    4,890,785
*   Turquoise Hill Resources, Ltd........................ 309,489      858,866
#*  Turquoise Hill Resources, Ltd........................  68,462      189,640
#   Vermilion Energy, Inc................................  13,782      474,427
    Vermilion Energy, Inc................................  23,732      815,906
    Waste Connections, Inc...............................  26,790    2,079,158
    Waste Connections, Inc...............................  22,131    1,716,938
    West Fraser Timber Co., Ltd..........................  34,484    2,141,913
    Wheaton Precious Metals Corp.........................  14,145      296,416
#   Wheaton Precious Metals Corp.........................  78,795    1,650,755
    Whitecap Resources, Inc.............................. 164,179    1,084,135
#   WSP Global, Inc......................................  28,900    1,642,669
    Yamana Gold, Inc..................................... 224,991      717,771
                                                                  ------------
TOTAL CANADA.............................................          452,607,073
                                                                  ------------
DENMARK -- (1.5%)
    Ambu A.S., Class B...................................  29,452    1,158,677
    AP Moller - Maersk A.S., Class A.....................     885    1,190,812
    AP Moller - Maersk A.S., Class B.....................   1,369    1,965,659
    Carlsberg A.S., Class B..............................  24,940    3,008,711
    Chr Hansen Holding A.S...............................  25,779    2,668,523
    Coloplast A.S., Class B..............................  36,465    3,977,223
    Danske Bank A.S...................................... 148,586    4,317,986
    DSV A.S..............................................  55,743    4,670,051
*   Genmab A.S...........................................  18,335    3,141,458
#   H Lundbeck A.S.......................................  35,246    2,550,789
    ISS A.S..............................................  44,163    1,649,626
#   Novo Nordisk A.S., Sponsored ADR.....................  60,487    3,010,438

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
DENMARK -- (Continued)
    Novo Nordisk A.S., Class B...........................   483,626 $24,059,081
    Novozymes A.S., Class B..............................    77,101   4,059,737
    Orsted A.S...........................................    43,961   2,712,762
    Pandora A.S..........................................    60,601   4,303,415
    Rockwool International A.S., Class B.................       830     332,335
    Tryg A.S.............................................    45,535   1,114,627
    Vestas Wind Systems A.S..............................   117,110   7,557,067
#*  William Demant Holding A.S...........................    49,464   2,364,287
                                                                    -----------
TOTAL DENMARK............................................            79,813,264
                                                                    -----------
FINLAND -- (1.0%)
    Elisa Oyj............................................    65,040   2,824,097
    Fortum Oyj...........................................   219,361   5,511,009
    Kesko Oyj, Class B...................................    12,051     676,766
    Kone Oyj, Class B....................................   107,052   5,852,082
    Neste Oyj............................................    51,580   4,254,641
    Nokia Oyj............................................ 1,275,553   6,923,261
    Nokia Oyj............................................   268,823   1,464,167
    Sampo Oyj, Class A...................................   146,699   7,450,546
    Stora Enso Oyj, Class R..............................   270,938   4,471,131
    UPM-Kymmene Oyj......................................   336,758  11,945,694
    Wartsila Oyj Abp.....................................   125,430   2,715,388
                                                                    -----------
TOTAL FINLAND............................................            54,088,782
                                                                    -----------
FRANCE -- (9.2%)
    Accor SA.............................................    39,862   2,052,163
    Aeroports de Paris...................................    10,445   2,334,904
    Air Liquide SA.......................................   121,498  15,534,012
    Airbus SE............................................   178,673  22,114,202
#   Alstom SA............................................    65,576   2,939,899
    Amundi SA............................................    19,582   1,349,281
    Arkema SA............................................    51,815   6,488,425
    Atos SE..............................................    41,500   5,560,886
    AXA SA...............................................   407,225  10,260,914
    BioMerieux...........................................    14,756   1,227,107
    BNP Paribas SA.......................................   243,464  15,793,462
    Bollore SA...........................................   345,594   1,606,763
    Bouygues SA..........................................   123,422   5,420,006
    Bureau Veritas SA....................................    89,424   2,300,474
    Capgemini SE.........................................    40,976   5,242,195
    Carrefour SA.........................................   422,008   7,566,087
    Casino Guichard Perrachon SA.........................    15,181     616,381
    Cie de Saint-Gobain..................................   215,783   9,593,347
    Cie Generale des Etablissements Michelin SCA.........   107,620  13,820,277
    Cie Plastic Omnium SA................................    22,415     938,133
    CNP Assurances.......................................    83,838   1,957,800
    Credit Agricole SA...................................   295,232   4,148,057
    Danone SA, Sponsored ADR.............................    13,003     203,367
    Danone SA............................................   168,827  13,254,986
    Dassault Aviation SA.................................       475     877,990
#   Dassault Systemes SE.................................    36,954   5,510,011
    Edenred..............................................    85,334   3,347,273
    Eiffage SA...........................................    56,993   6,369,011
    Electricite de France SA.............................   228,733   3,424,855
    Engie SA.............................................   427,035   6,895,993
    Essilor International Cie Generale d'Optique SA......    72,263  10,648,967
    Eurofins Scientific SE...............................     3,868   2,108,372
    Faurecia SA..........................................    47,052   3,196,158

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- ------------
FRANCE -- (Continued)
    Getlink..............................................  89,678 $  1,183,750
    Hermes International.................................   9,829    6,220,731
#   Iliad SA.............................................   8,303    1,312,677
    Imerys SA............................................  18,021    1,397,746
#   Ingenico Group SA....................................   3,464      286,919
    Ipsen SA.............................................  10,424    1,731,890
    JCDecaux SA..........................................  24,468      799,731
    Kering SA............................................  21,474   11,413,115
    Legrand SA...........................................  87,469    6,420,033
    L'Oreal SA...........................................  53,762   13,137,888
    LVMH Moet Hennessy Louis Vuitton SE..................  85,899   29,934,773
    Natixis SA........................................... 430,866    3,090,787
    Orange SA, Sponsored ADR.............................  45,487      776,008
    Orange SA............................................ 735,803   12,539,335
    Orpea................................................  17,053    2,341,829
    Pernod Ricard SA.....................................  33,971    5,473,330
    Peugeot SA........................................... 482,014   13,844,386
    Publicis Groupe SA................................... 112,182    7,159,049
#   Remy Cointreau SA....................................   5,037      687,158
    Renault SA...........................................  87,526    7,691,711
    Safran SA............................................  90,608   11,235,730
    Sanofi............................................... 227,436   19,786,090
    Sartorius Stedim Biotech.............................   8,860    1,054,548
    Schneider Electric SE................................ 135,305   10,860,366
    Schneider Electric SE................................     935       75,479
    SCOR SE..............................................  75,890    2,952,402
    SEB SA...............................................  10,313    1,958,915
    SES SA............................................... 230,375    4,602,082
    Societe Generale SA.................................. 189,557    8,453,858
#   Sodexo SA............................................  29,347    3,250,942
    Sodexo SA............................................  16,625    1,840,621
    STMicroelectronics NV................................ 228,277    4,926,633
    Suez................................................. 121,398    1,717,288
    Teleperformance......................................  28,931    5,298,182
    Thales SA............................................  34,593    4,541,168
    Total SA............................................. 504,070   32,878,119
#   TOTAL SA, Sponsored ADR.............................. 131,598    8,586,770
*   Ubisoft Entertainment SA.............................  23,956    2,640,429
    Valeo SA............................................. 111,464    5,461,882
    Veolia Environnement SA, ADR.........................  17,086      389,134
    Veolia Environnement SA.............................. 103,111    2,352,865
    Vinci SA............................................. 155,899   15,686,825
    Vivendi SA........................................... 215,143    5,574,146
*   Worldline SA.........................................   1,209       71,904
                                                                  ------------
TOTAL FRANCE.............................................          478,340,982
                                                                  ------------
GERMANY -- (7.4%)
    1&1 Drillisch AG.....................................  14,204      844,911
    Adidas AG............................................  55,653   12,304,511
    Allianz SE, Sponsored ADR............................ 243,452    5,369,334
    Allianz SE...........................................  64,453   14,260,513
    Aroundtown SA........................................ 206,066    1,719,051
    Axel Springer SE.....................................  28,796    2,151,688
    BASF SE, Sponsored ADR...............................  32,000      768,000
    BASF SE.............................................. 277,585   26,608,879
    Bayer AG, Sponsored ADR..............................   4,223      117,188
    Bayer AG............................................. 202,043   22,492,863
    Bayerische Motoren Werke AG.......................... 113,347   10,958,422
    Beiersdorf AG........................................  19,732    2,300,140

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
GERMANY -- (Continued)
    Brenntag AG..........................................    52,583 $ 3,155,090
*   Commerzbank AG.......................................   413,991   4,469,326
    Continental AG.......................................    35,802   8,250,783
    Covestro AG..........................................    67,873   6,518,296
    Daimler AG...........................................   289,042  20,005,797
    Deutsche Bank AG.....................................    78,162   1,022,262
    Deutsche Bank AG.....................................   604,620   7,896,337
    Deutsche Boerse AG...................................    51,201   6,747,595
    Deutsche Lufthansa AG................................   185,253   5,197,719
    Deutsche Post AG.....................................   287,182  10,144,872
    Deutsche Telekom AG, Sponsored ADR...................    94,100   1,552,179
    Deutsche Telekom AG.................................. 1,015,015  16,783,340
    Deutsche Wohnen SE...................................    85,465   4,160,894
    E.ON SE, Sponsored ADR...............................    23,515     264,426
    E.ON SE..............................................   670,098   7,560,191
    Evonik Industries AG.................................    73,514   2,720,497
    Fielmann AG..........................................     8,108     569,230
    Fraport AG Frankfurt Airport Services Worldwide......    21,450   2,141,287
    Fresenius Medical Care AG & Co. KGaA.................    49,751   4,853,416
    Fresenius SE & Co. KGaA..............................   121,303   9,351,062
    Fuchs Petrolub SE....................................    12,921     680,309
    GEA Group AG.........................................    46,242   1,807,354
    Hannover Rueck SE....................................    18,952   2,527,904
*   Hapag-Lloyd AG.......................................    16,445     667,747
    HeidelbergCement AG..................................    56,560   4,803,972
    Hella GmbH & Co. KGaA................................    19,240   1,133,460
    Henkel AG & Co. KGaA.................................    24,965   2,677,070
    Hochtief AG..........................................     6,209   1,116,480
    Hugo Boss AG.........................................    20,243   1,825,342
    Infineon Technologies AG.............................   349,463   9,254,746
*   Innogy SE............................................    68,747   2,955,573
    KION Group AG........................................    41,267   2,832,108
    Lanxess AG...........................................    50,560   4,154,521
    LEG Immobilien AG....................................    10,794   1,214,065
    Linde AG.............................................    39,348   9,730,635
    MAN SE...............................................     8,044     903,012
    Merck KGaA...........................................    34,847   3,582,131
    METRO AG.............................................    43,789     540,762
    MTU Aero Engines AG..................................    29,542   6,264,620
    Muenchener Rueckversicherungs-Gesellschaft AG in
      Muenchen...........................................    30,988   6,866,787
    OSRAM Licht AG.......................................    30,052   1,341,777
    ProSiebenSat. 1 Media SE.............................   104,420   2,818,279
    Puma SE..............................................       620     311,200
    Puma SE..............................................     1,790     897,956
*   QIAGEN NV............................................    66,541   2,412,550
    Rational AG..........................................     1,033     707,521
    RTL Group SA.........................................    13,401     998,988
    RWE AG...............................................   313,329   8,223,094
    SAP SE...............................................   193,351  22,503,342
    Siemens AG...........................................   159,253  22,476,803
    Symrise AG...........................................    43,831   3,961,831
*   Talanx AG............................................    27,490   1,051,955
    Telefonica Deutschland Holding AG....................   234,664   1,027,713
    Thyssenkrupp AG......................................   138,085   3,674,856
    Uniper SE............................................    82,229   2,567,510
    United Internet AG...................................    51,888   2,791,130
    Volkswagen AG........................................    12,060   2,080,836
    Vonovia SE...........................................   120,373   5,825,723
    Wacker Chemie AG.....................................    11,688   1,699,405

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
GERMANY -- (Continued)
    Wirecard AG..........................................    22,564 $  4,221,137
*   Zalando SE...........................................    16,365      938,870
                                                                    ------------
TOTAL GERMANY............................................            381,331,173
                                                                    ------------
HONG KONG -- (2.9%)
    AIA Group, Ltd....................................... 3,407,600   29,828,607
    ASM Pacific Technology, Ltd..........................   154,400    1,857,998
    Bank of East Asia, Ltd. (The)........................   363,336    1,445,985
    BOC Aviation, Ltd....................................    67,100      422,642
    BOC Hong Kong Holdings, Ltd..........................   886,000    4,300,168
*   Brightoil Petroleum Holdings, Ltd....................    40,000        2,867
    Cathay Pacific Airways, Ltd..........................   300,000      463,723
    Chow Tai Fook Jewellery Group, Ltd...................   338,600      335,118
    CK Asset Holdings, Ltd...............................   509,962    3,905,534
    CK Hutchison Holdings, Ltd...........................   559,462    6,089,567
    CK Infrastructure Holdings, Ltd......................   186,000    1,380,732
    CLP Holdings, Ltd....................................   425,900    4,868,436
    Galaxy Entertainment Group, Ltd......................   704,000    5,671,866
    Great Eagle Holdings, Ltd............................    54,701      268,513
    Guoco Group, Ltd.....................................    11,000      181,483
    Haitong International Securities Group, Ltd..........   701,122      316,854
    Hang Lung Group, Ltd.................................   436,000    1,290,112
    Hang Lung Properties, Ltd............................   814,000    1,711,464
    Hang Seng Bank, Ltd..................................   183,100    4,989,880
    Henderson Land Development Co., Ltd..................   313,156    1,749,145
#   HK Electric Investments & HK Electric Investments,
      Ltd................................................   622,000      634,816
    HKT Trust & HKT, Ltd................................. 2,250,000    3,013,034
    Hong Kong & China Gas Co., Ltd....................... 2,144,486    4,378,965
    Hong Kong Exchanges & Clearing, Ltd..................   359,847   10,664,254
    Hopewell Holdings, Ltd...............................     3,000       10,657
    Hysan Development Co., Ltd...........................   222,638    1,220,658
    Kerry Properties, Ltd................................   338,393    1,716,588
    Kingston Financial Group, Ltd........................ 1,114,000      274,304
*   Landing International Development, Ltd...............    91,200       90,468
    Li & Fung, Ltd....................................... 3,200,000    1,085,155
#   Man Wah Holdings, Ltd................................   220,800      162,845
    Melco International Development, Ltd.................   449,000    1,277,161
    Melco Resorts & Entertainment, Ltd., ADR.............    34,136      882,757
#   MGM China Holdings, Ltd..............................   299,200      645,307
    MTR Corp., Ltd.......................................   362,229    2,033,122
    NagaCorp., Ltd.......................................   594,000      667,476
    New World Development Co., Ltd....................... 2,372,861    3,383,466
#   NWS Holdings, Ltd....................................   468,514      846,849
    Orient Overseas International, Ltd...................     2,000       21,034
    PCCW, Ltd............................................ 2,875,712    1,679,339
    Power Assets Holdings, Ltd...........................   290,707    2,056,683
    Prada SpA............................................   166,100      791,465
    Samsonite International SA...........................   787,800    2,977,370
    Sands China, Ltd.....................................   740,000    3,823,396
    Shangri-La Asia, Ltd.................................   437,155      717,430
    Sino Land Co., Ltd................................... 1,637,055    2,814,380
    SJM Holdings, Ltd....................................   772,000      940,117
    Sun Hung Kai Properties, Ltd.........................   365,108    5,725,893
    Swire Pacific, Ltd., Class A.........................   251,500    2,731,480
    Swire Pacific, Ltd., Class B.........................   442,500      795,052
    Swire Properties, Ltd................................   273,000    1,075,166
    Techtronic Industries Co., Ltd.......................   507,500    2,830,291
    Vitasoy International Holdings, Ltd..................    14,000       49,884
    VTech Holdings, Ltd..................................    30,900      346,322

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
HONG KONG -- (Continued)
    WH Group, Ltd........................................ 5,384,000 $  4,334,732
    Wharf Holdings, Ltd. (The)...........................   603,609    1,998,335
    Wharf Real Estate Investment Co., Ltd................   254,609    1,854,746
    Wheelock & Co., Ltd..................................   314,000    2,229,205
    Wynn Macau, Ltd......................................   468,800    1,384,545
    Xinyi Glass Holdings, Ltd............................ 1,294,000    1,531,715
    Yue Yuen Industrial Holdings, Ltd....................   462,000    1,243,096
                                                                    ------------
TOTAL HONG KONG..........................................            148,020,252
                                                                    ------------
IRELAND -- (0.5%)
    AIB Group P.L.C......................................   239,858    1,374,619
    Bank of Ireland Group P.L.C..........................   436,662    3,747,603
    CRH P.L.C............................................    51,236    1,752,414
    CRH P.L.C., Sponsored ADR............................   147,582    5,060,587
    CRH P.L.C............................................    33,732    1,152,271
    Kerry Group P.L.C., Class A..........................    26,868    2,853,183
    Kerry Group P.L.C., Class A..........................    18,318    1,948,487
    Kingspan Group P.L.C.................................    52,971    2,459,881
    Paddy Power Betfair P.L.C............................    29,312    3,196,824
    Smurfit Kappa Group P.L.C............................   120,649    4,957,497
                                                                    ------------
TOTAL IRELAND............................................             28,503,366
                                                                    ------------
ISRAEL -- (0.4%)
    Azrieli Group, Ltd...................................    11,066      530,021
    Bank Hapoalim BM.....................................   387,417    2,739,923
    Bank Leumi Le-Israel BM..............................   697,784    4,373,215
    Bezeq The Israeli Telecommunication Corp., Ltd.......   542,172      574,399
    Delek Group, Ltd.....................................     1,356      193,031
    Elbit Systems, Ltd...................................     6,571      788,940
    Elbit Systems, Ltd...................................     1,593      191,670
    First International Bank Of Israel, Ltd..............     6,462      139,035
    Frutarom Industries, Ltd.............................    10,752    1,086,799
    Israel Chemicals, Ltd................................   196,182      939,188
    Melisron, Ltd........................................     3,727      146,481
    Mizrahi Tefahot Bank, Ltd............................    84,116    1,635,795
#*  Nice, Ltd., Sponsored ADR............................    18,312    2,003,333
*   SodaStream International, Ltd........................     2,466      212,499
    Strauss Group, Ltd...................................    20,167      413,153
#   Teva Pharmaceutical Industries, Ltd., Sponsored ADR..   214,832    5,143,078
    Teva Pharmaceutical Industries, Ltd..................     7,066      168,952
*   Tower Semiconductor, Ltd.............................    44,372      907,597
                                                                    ------------
TOTAL ISRAEL.............................................             22,187,109
                                                                    ------------
ITALY -- (1.9%)
    Assicurazioni Generali SpA...........................   413,807    7,338,049
    Atlantia SpA.........................................   146,507    4,339,634
    CNH Industrial NV....................................   321,761    3,777,319
    Davide Campari-Milano SpA............................   111,982      943,290
#   Enel SpA............................................. 2,271,536   12,654,561
    Eni SpA..............................................   542,555   10,443,391
    Eni SpA, Sponsored ADR...............................    67,929    2,626,135
    Ferrari NV...........................................    35,703    4,738,666
    Ferrari NV...........................................     4,494      595,994
*   Fiat Chrysler Automobiles NV.........................   279,638    4,768,170
*   Fiat Chrysler Automobiles NV.........................   120,991    2,054,427
    FinecoBank Banca Fineco SpA..........................   107,639    1,262,220
#   Intesa Sanpaolo SpA.................................. 3,120,423    9,562,960
    Leonardo SpA.........................................   164,930    1,970,429

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
ITALY -- (Continued)
    Luxottica Group SpA..................................    43,541 $ 2,943,894
    Mediobanca Banca di Credito Finanziario SpA..........   191,266   1,980,492
    Moncler SpA..........................................    50,853   2,241,275
    Poste Italiane SpA...................................   184,110   1,712,859
    Prysmian SpA.........................................    74,042   1,891,367
    Recordati SpA........................................    32,606   1,215,164
    Snam SpA.............................................   466,943   2,005,314
*   Telecom Italia SpA................................... 7,849,735   6,037,801
*   Telecom Italia SpA, Sponsored ADR....................    78,565     598,665
#   Tenaris SA...........................................    33,701     617,391
    Tenaris SA, ADR......................................    19,881     730,428
    Terna Rete Elettrica Nazionale SpA...................   497,203   2,785,152
    UniCredit SpA........................................   415,856   7,342,826
#   UnipolSai Assicurazioni SpA..........................   335,803     763,237
                                                                    -----------
TOTAL ITALY..............................................            99,941,110
                                                                    -----------
JAPAN -- (22.1%)
    ABC-Mart, Inc........................................     8,200     444,336
#   Acom Co., Ltd........................................   114,000     454,638
    Advantest Corp.......................................    26,200     620,993
    Aeon Co., Ltd........................................   224,700   4,565,625
    AEON Financial Service Co., Ltd......................    54,100   1,117,021
    Aeon Mall Co., Ltd...................................    38,848     680,567
    AGC, Inc.............................................   127,600   5,348,303
    Aica Kogyo Co., Ltd..................................    21,600     797,760
    Ain Holdings, Inc....................................    15,200   1,129,391
    Air Water, Inc.......................................   100,100   1,829,860
    Aisin Seiki Co., Ltd.................................    58,800   2,742,550
    Ajinomoto Co., Inc...................................   157,600   2,790,377
    Alfresa Holdings Corp................................    55,500   1,328,726
    Alps Electric Co., Ltd...............................   111,300   3,210,843
    Amada Holdings Co., Ltd..............................   121,900   1,225,699
    ANA Holdings, Inc....................................    30,900   1,134,685
    Aozora Bank, Ltd.....................................    40,900   1,528,375
#   Ariake Japan Co., Ltd................................     3,500     300,335
    Asahi Group Holdings, Ltd............................   104,500   5,079,198
    Asahi Intecc Co., Ltd................................    27,400   1,048,250
    Asahi Kasei Corp.....................................   409,700   5,476,435
#   Asics Corp...........................................    44,800     729,039
    Astellas Pharma, Inc.................................   418,175   6,820,803
    Azbil Corp...........................................    18,700     820,286
    Bandai Namco Holdings, Inc...........................    70,000   2,800,592
    Bank of Kyoto, Ltd. (The)............................    24,088   1,167,023
    Benefit One, Inc.....................................     4,500     129,359
    Benesse Holdings, Inc................................    24,000     874,358
#   Bic Camera, Inc......................................    46,600     703,123
    Bridgestone Corp.....................................   189,813   7,487,436
    Brother Industries, Ltd..............................   122,100   2,490,731
    Calbee, Inc..........................................    24,500     812,726
    Canon Marketing Japan, Inc...........................    22,200     465,818
#   Canon, Inc., Sponsored ADR...........................    50,718   1,642,756
    Canon, Inc...........................................   246,800   8,007,264
    Capcom Co., Ltd......................................    25,800     669,086
#   Casio Computer Co., Ltd..............................    59,700     976,804
    Central Japan Railway Co.............................    36,845   7,673,996
    Chiba Bank, Ltd. (The)...............................   251,337   1,794,160
    Chiyoda Corp.........................................    83,100     665,319
    Chubu Electric Power Co., Inc........................   154,800   2,389,145
    Chugai Pharmaceutical Co., Ltd.......................    46,800   2,380,515

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Chugoku Bank, Ltd. (The).............................  63,500 $  673,699
    Chugoku Electric Power Co., Inc. (The)...............  73,000    960,559
    Ci:z Holdings Co., Ltd...............................   5,900    261,804
    Citizen Watch Co., Ltd............................... 164,600  1,084,185
    Coca-Cola Bottlers Japan Holdings, Inc...............  38,300  1,381,016
    COMSYS Holdings Corp.................................  46,200  1,148,264
    Concordia Financial Group, Ltd....................... 445,700  2,396,364
    Cosmo Energy Holdings Co., Ltd.......................  50,000  1,764,582
    Cosmos Pharmaceutical Corp...........................   2,500    551,156
    Credit Saison Co., Ltd...............................  67,900  1,060,021
#   CyberAgent, Inc......................................  32,100  1,686,598
*   CYBERDYNE, Inc.......................................  18,600    219,238
    Dai Nippon Printing Co., Ltd......................... 102,000  2,228,552
    Daicel Corp.......................................... 187,900  2,070,183
    Daido Steel Co., Ltd.................................  18,500    913,636
    Daifuku Co., Ltd.....................................  26,849  1,183,213
    Dai-ichi Life Holdings, Inc.......................... 255,112  4,816,891
    Daiichi Sankyo Co., Ltd.............................. 108,746  4,510,503
    Daiichikosho Co., Ltd................................  20,400    968,728
    Daikin Industries, Ltd...............................  71,800  8,582,246
#   Daio Paper Corp......................................  10,200    140,583
    Daito Trust Construction Co., Ltd....................  21,300  3,569,188
    Daiwa House Industry Co., Ltd........................ 173,400  6,323,123
    Daiwa Securities Group, Inc.......................... 653,000  3,808,614
    DeNA Co., Ltd........................................  45,300    854,387
    Denka Co., Ltd.......................................  60,200  2,074,727
    Denso Corp........................................... 116,400  5,757,734
    Dentsu, Inc..........................................  64,282  2,699,247
    DIC Corp.............................................  61,400  2,004,950
    Disco Corp...........................................   9,300  1,587,623
#   DMG Mori Co., Ltd....................................  28,300    434,540
    Don Quijote Holdings Co., Ltd........................  33,700  1,575,276
    Dowa Holdings Co., Ltd...............................  29,440    946,694
    East Japan Railway Co................................  83,800  7,837,989
    Ebara Corp...........................................  41,000  1,243,830
    Eisai Co., Ltd.......................................  34,900  3,004,616
    Electric Power Development Co., Ltd..................  34,500    937,020
    en-japan, Inc........................................   9,600    454,254
    Ezaki Glico Co., Ltd.................................  20,700    958,731
#   FamilyMart UNY Holdings Co., Ltd.....................  18,586  1,734,440
#   Fancl Corp...........................................   7,000    367,617
    FANUC Corp...........................................  35,600  7,178,415
    Fast Retailing Co., Ltd..............................  16,300  7,138,677
#   FP Corp..............................................  10,000    550,489
    Fuji Electric Co., Ltd............................... 268,000  1,979,721
    Fuji Media Holdings, Inc.............................  21,500    353,769
    Fuji Oil Holdings, Inc...............................  23,100    760,523
    Fuji Seal International, Inc.........................   1,200     44,993
    FUJIFILM Holdings Corp............................... 102,300  4,222,409
    Fujikura, Ltd........................................ 161,900  1,043,594
    Fujitsu General, Ltd.................................   1,300     20,017
    Fujitsu, Ltd......................................... 909,440  6,198,221
    Fukuoka Financial Group, Inc......................... 298,000  1,631,010
    Fukuyama Transporting Co., Ltd.......................  12,107    589,124
    Furukawa Electric Co., Ltd...........................  51,017  1,802,616
    Fuyo General Lease Co., Ltd..........................   2,500    156,295
    Glory, Ltd...........................................  22,100    649,638
    GMO internet, Inc....................................  18,500    392,375
    GMO Payment Gateway, Inc.............................   5,500    619,768

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
#   GungHo Online Entertainment, Inc.....................   139,300 $   297,397
    Gunma Bank, Ltd. (The)...............................   169,400     901,968
    H2O Retailing Corp...................................    31,200     499,586
    Hachijuni Bank, Ltd. (The)...........................   164,500     725,219
    Hakuhodo DY Holdings, Inc............................    75,400   1,157,773
    Hamamatsu Photonics KK...............................    28,600   1,213,828
    Hankyu Hanshin Holdings, Inc.........................    86,700   3,452,776
#   Harmonic Drive Systems, Inc..........................     9,000     355,851
    Haseko Corp..........................................   147,400   1,955,958
    Heiwa Corp...........................................    22,600     506,944
    Hikari Tsushin, Inc..................................     6,000   1,008,304
    Hino Motors, Ltd.....................................   133,100   1,503,794
    Hirose Electric Co., Ltd.............................     8,300   1,012,023
    Hiroshima Bank, Ltd. (The)...........................    96,200     661,995
    HIS Co., Ltd.........................................    13,200     399,213
    Hisamitsu Pharmaceutical Co., Inc....................     7,900     578,291
    Hitachi Capital Corp.................................    40,900   1,092,945
    Hitachi Chemical Co., Ltd............................    38,000     752,522
    Hitachi Construction Machinery Co., Ltd..............    48,000   1,543,783
    Hitachi High-Technologies Corp.......................    27,165   1,109,424
    Hitachi Metals, Ltd..................................   129,400   1,402,345
    Hitachi Transport System, Ltd........................    26,015     711,518
    Hitachi, Ltd......................................... 1,365,575   9,546,404
#   Hitachi, Ltd., ADR...................................    30,119   2,109,685
    Hokuhoku Financial Group, Inc........................    24,800     357,307
    Honda Motor Co., Ltd., Sponsored ADR.................    99,311   3,044,875
    Honda Motor Co., Ltd.................................   389,069  11,878,524
    Horiba, Ltd..........................................    16,500   1,138,906
    Hoshizaki Corp.......................................    14,300   1,440,291
    House Foods Group, Inc...............................    24,200     765,707
    Hoya Corp............................................   116,700   7,022,388
    Hulic Co., Ltd.......................................    70,100     687,948
    Ibiden Co., Ltd......................................    36,700     604,366
    Ichigo, Inc..........................................   136,400     608,547
    Idemitsu Kosan Co., Ltd..............................   109,000   4,909,938
    IHI Corp.............................................    83,300   2,925,516
    Iida Group Holdings Co., Ltd.........................    75,600   1,482,738
    Inpex Corp...........................................   265,000   2,909,403
    Isetan Mitsukoshi Holdings, Ltd......................   129,380   1,563,531
    Isuzu Motors, Ltd....................................   308,593   4,176,103
    Ito En, Ltd..........................................    17,100     764,084
    ITOCHU Corp..........................................   273,400   4,854,598
    Itochu Techno-Solutions Corp.........................    37,900     722,113
    Itoham Yonekyu Holdings, Inc.........................    62,500     508,549
    Iyo Bank, Ltd. (The).................................   100,500     693,665
    Izumi Co., Ltd.......................................    17,700   1,067,911
    J Front Retailing Co., Ltd...........................    97,900   1,435,129
    Japan Airlines Co., Ltd..............................    35,100   1,295,697
    Japan Airport Terminal Co., Ltd......................     9,200     437,797
    Japan Exchange Group, Inc............................   167,200   2,974,199
    Japan Lifeline Co., Ltd..............................    14,800     319,928
    Japan Post Holdings Co., Ltd.........................   345,900   3,813,814
    Japan Steel Works, Ltd. (The)........................    11,400     281,060
    Japan Tobacco, Inc...................................   308,300   8,774,127
    JFE Holdings, Inc....................................   151,208   3,072,590
    JGC Corp.............................................    63,000   1,222,470
    JSR Corp.............................................    54,700   1,051,761
    JTEKT Corp...........................................   149,660   2,170,355
    JXTG Holdings, Inc................................... 1,146,870   8,408,164

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
JAPAN -- (Continued)
    Kagome Co., Ltd......................................  14,200 $   433,681
    Kajima Corp.......................................... 545,000   4,252,268
    Kakaku.com, Inc......................................  38,000     800,302
    Kaken Pharmaceutical Co., Ltd........................  15,500     804,163
    Kamigumi Co., Ltd....................................  48,000   1,005,596
    Kandenko Co., Ltd....................................  50,400     524,882
    Kaneka Corp.......................................... 138,000   1,214,739
    Kansai Electric Power Co., Inc. (The)................ 178,800   2,545,298
    Kansai Paint Co., Ltd................................  54,100   1,244,961
    Kao Corp............................................. 150,900  11,023,538
    Kawasaki Heavy Industries, Ltd.......................  74,800   2,199,343
#*  Kawasaki Kisen Kaisha, Ltd...........................  34,300     622,891
    KDDI Corp............................................ 554,400  15,432,746
    Keihan Holdings Co., Ltd.............................  48,900   1,780,585
    Keikyu Corp..........................................  81,600   1,336,021
    Keio Corp............................................  26,400   1,296,477
    Keisei Electric Railway Co., Ltd.....................  27,700     922,341
    Kewpie Corp..........................................  50,600   1,258,425
    Keyence Corp.........................................  17,502   9,258,002
    Kikkoman Corp........................................  20,100     953,964
    Kinden Corp..........................................  54,600     877,749
    Kintetsu Group Holdings Co., Ltd.....................  43,128   1,716,243
    Kirin Holdings Co., Ltd.............................. 266,000   6,809,970
    Kobayashi Pharmaceutical Co., Ltd....................  10,200     851,499
    Kobe Steel, Ltd...................................... 256,892   2,531,744
    Koito Manufacturing Co., Ltd.........................  36,400   2,344,705
    Kokuyo Co., Ltd......................................  34,600     586,323
    Komatsu, Ltd......................................... 253,700   7,496,352
    Konami Holdings Corp.................................  25,600   1,204,451
    Konica Minolta, Inc.................................. 270,800   2,431,053
    Kose Corp............................................   9,390   1,799,860
    K's Holdings Corp....................................  87,656     986,914
#   Kubota Corp., Sponsored ADR..........................   2,636     221,674
    Kubota Corp.......................................... 207,100   3,476,801
    Kuraray Co., Ltd..................................... 206,200   2,914,407
    Kurita Water Industries, Ltd.........................  48,500   1,418,655
#   Kusuri no Aoki Holdings Co., Ltd.....................   2,700     198,195
    Kyocera Corp.........................................  79,215   4,610,336
    Kyowa Exeo Corp......................................  33,200     899,640
    Kyowa Hakko Kirin Co., Ltd...........................  40,300     765,712
    Kyudenko Corp........................................  20,000     801,104
    Kyushu Electric Power Co., Inc.......................  99,400   1,171,393
    Kyushu Financial Group, Inc.......................... 161,900     829,390
    Kyushu Railway Co....................................  32,400     995,787
    Lawson, Inc..........................................  20,000   1,200,997
*   LINE Corp............................................   9,300     406,285
    Lintec Corp..........................................   8,100     237,777
    Lion Corp............................................  60,400   1,093,635
    LIXIL Group Corp..................................... 113,440   2,325,301
    M3, Inc..............................................  66,100   2,520,475
    Mabuchi Motor Co., Ltd...............................  18,800     926,282
    Maeda Corp...........................................  58,300     685,222
    Makita Corp., Sponsored ADR..........................   2,260     101,112
    Makita Corp..........................................  43,500   1,956,895
    Marubeni Corp........................................ 333,400   2,545,399
    Maruha Nichiro Corp..................................  16,800     625,023
    Marui Group Co., Ltd.................................  66,000   1,311,362
    Maruichi Steel Tube, Ltd.............................  21,200     730,466
    Matsui Securities Co., Ltd...........................  44,800     446,945

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
JAPAN -- (Continued)
    Matsumotokiyoshi Holdings Co., Ltd...................    19,200 $  832,678
    Mazda Motor Corp.....................................   289,599  3,613,718
    McDonald's Holdings Co. Japan, Ltd...................    16,800    803,335
    Mebuki Financial Group, Inc..........................   357,949  1,279,011
    Medipal Holdings Corp................................    51,150  1,040,053
    Megmilk Snow Brand Co., Ltd..........................    12,500    311,891
    MEIJI Holdings Co., Ltd..............................    45,512  3,578,908
    Minebea Mitsumi, Inc.................................   152,500  2,736,935
    MISUMI Group, Inc....................................    78,700  2,010,692
    Mitsubishi Chemical Holdings Corp....................   471,990  4,134,373
    Mitsubishi Corp......................................   305,100  8,528,471
    Mitsubishi Electric Corp.............................   511,500  6,949,610
    Mitsubishi Estate Co., Ltd...........................   228,753  3,969,460
    Mitsubishi Gas Chemical Co., Inc.....................    61,700  1,378,561
    Mitsubishi Heavy Industries, Ltd.....................    92,300  3,465,968
#   Mitsubishi Logistics Corp............................    10,500    240,212
    Mitsubishi Materials Corp............................    61,300  1,743,229
    Mitsubishi Motors Corp...............................   246,599  1,885,226
    Mitsubishi Tanabe Pharma Corp........................    73,000  1,368,717
    Mitsubishi UFJ Financial Group, Inc., Sponsored ADR.. 1,294,546  7,922,622
    Mitsubishi UFJ Financial Group, Inc.................. 1,439,672  8,835,073
    Mitsubishi UFJ Lease & Finance Co., Ltd..............   368,600  2,235,422
    Mitsui & Co., Ltd., Sponsored ADR....................     2,528    845,730
    Mitsui & Co., Ltd....................................   292,655  4,904,908
    Mitsui Chemicals, Inc................................   107,000  2,881,843
    Mitsui Fudosan Co., Ltd..............................   172,600  4,127,163
    Mitsui Mining & Smelting Co., Ltd....................    43,200  1,710,966
    Mitsui OSK Lines, Ltd................................    65,100  1,689,191
    Miura Co., Ltd.......................................    14,600    383,134
    Mixi, Inc............................................    29,700    782,132
    Mizuho Financial Group, Inc.......................... 4,974,830  8,647,696
    Mizuho Financial Group, Inc., ADR....................   269,746    927,926
#   MonotaRO Co., Ltd....................................    19,100    961,911
    Morinaga & Co., Ltd..................................    19,499    904,679
    MS&AD Insurance Group Holdings, Inc..................   109,195  3,344,607
    Murata Manufacturing Co., Ltd........................    37,100  6,491,601
    Nabtesco Corp........................................    49,100  1,532,842
    Nagase & Co., Ltd....................................    30,300    491,615
    Nagoya Railroad Co., Ltd.............................    62,000  1,556,143
    Nakanishi, Inc.......................................     3,700     77,415
    Nankai Electric Railway Co., Ltd.....................    37,200  1,022,813
    NEC Corp.............................................   128,555  3,571,355
*   Nexon Co., Ltd.......................................   110,700  1,595,040
    NGK Insulators, Ltd..................................   102,500  1,800,056
    NGK Spark Plug Co., Ltd..............................    79,500  2,295,698
    NH Foods, Ltd........................................    42,300  1,684,008
    NHK Spring Co., Ltd..................................   146,500  1,465,334
    Nichirei Corp........................................    51,700  1,201,869
    Nidec Corp...........................................    52,100  7,567,540
    Nidec Corp., Sponsored ADR...........................    35,865  1,300,644
    Nifco, Inc...........................................    38,200  1,154,593
    Nihon Kohden Corp....................................    26,200    708,158
    Nihon M&A Center, Inc................................    39,600  1,056,725
    Nihon Unisys, Ltd....................................    13,000    300,076
#   Nikon Corp...........................................   101,300  1,710,043
    Nintendo Co., Ltd....................................    15,700  5,309,537
    Nippo Corp...........................................    28,200    531,088
    Nippon Electric Glass Co., Ltd.......................    36,000  1,163,533
    Nippon Express Co., Ltd..............................    35,600  2,330,339

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Nippon Gas Co., Ltd..................................  14,900 $  722,376
    Nippon Kayaku Co., Ltd...............................  58,000    661,405
    Nippon Paint Holdings Co., Ltd.......................  40,900  1,787,414
#   Nippon Paper Industries Co., Ltd.....................  49,900    817,541
    Nippon Shinyaku Co., Ltd.............................   6,400    364,294
    Nippon Shokubai Co., Ltd.............................  12,400    886,543
    Nippon Steel & Sumitomo Metal Corp................... 218,842  4,364,421
    Nippon Telegraph & Telephone Corp.................... 176,700  8,173,001
    Nippon Yusen K.K.....................................  87,600  1,689,408
    Nipro Corp...........................................  87,700  1,071,510
    Nishi-Nippon Railroad Co., Ltd.......................   5,600    147,503
    Nissan Chemical Corp.................................  33,200  1,488,408
    Nissan Motor Co., Ltd................................ 884,100  8,362,789
    Nisshin Seifun Group, Inc............................  61,270  1,200,587
    Nisshinbo Holdings, Inc..............................  57,000    627,181
    Nissin Foods Holdings Co., Ltd.......................  11,400    786,538
    Nitori Holdings Co., Ltd.............................  22,300  3,360,757
    Nitto Denko Corp.....................................  46,200  3,352,091
    Noevir Holdings Co., Ltd.............................   2,800    184,230
    NOF Corp.............................................  33,800  1,113,965
    NOK Corp.............................................  48,980    984,653
    Nomura Holdings, Inc................................. 647,300  3,069,110
#   Nomura Holdings, Inc., Sponsored ADR................. 334,570  1,582,516
    Nomura Real Estate Holdings, Inc.....................  62,500  1,364,236
    Nomura Research Institute, Ltd.......................  34,078  1,637,702
    NS Solutions Corp....................................  13,100    346,177
    NSK, Ltd............................................. 188,653  2,060,426
    NTN Corp............................................. 327,200  1,444,453
    NTT Data Corp........................................ 194,600  2,216,634
    NTT DOCOMO, Inc...................................... 361,628  9,310,085
    NTT Urban Development Corp...........................  63,500    656,181
    Obayashi Corp........................................ 346,000  3,612,298
    OBIC Business Consultants Co., Ltd...................     900     72,271
    Obic Co., Ltd........................................  13,300  1,142,567
    Odakyu Electric Railway Co., Ltd.....................  67,700  1,433,937
    Oji Holdings Corp.................................... 538,000  3,192,262
    Olympus Corp.........................................  87,200  3,540,037
    Omron Corp...........................................  67,800  3,068,535
    Ono Pharmaceutical Co., Ltd..........................  88,500  2,091,190
    Open House Co., Ltd..................................   9,400    515,444
    Oracle Corp..........................................  12,300  1,032,398
#   Orient Corp.......................................... 208,000    290,599
    Oriental Land Co., Ltd...............................  49,300  5,360,629
    ORIX Corp............................................ 463,200  7,502,677
    Osaka Gas Co., Ltd...................................  91,400  1,759,017
    OSG Corp.............................................  32,600    733,501
    Otsuka Corp..........................................  27,600  1,076,481
    Otsuka Holdings Co., Ltd.............................  77,300  3,569,735
    PALTAC Corp..........................................   7,500    396,439
    Panasonic Corp....................................... 569,487  7,317,400
    Panasonic Corp., Sponsored ADR....................... 106,991  1,372,695
    Park24 Co., Ltd......................................  33,700    945,649
*   PeptiDream, Inc......................................  13,000    506,352
    Persol Holdings Co., Ltd.............................  53,400  1,164,023
    Pigeon Corp..........................................  37,500  1,805,142
    Pilot Corp...........................................  10,800    623,530
    Pola Orbis Holdings, Inc.............................  23,800    922,305
    Rakuten, Inc......................................... 514,513  3,627,082
    Recruit Holdings Co., Ltd............................ 331,400  9,080,840

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
JAPAN -- (Continued)
    Relo Group, Inc......................................  33,400 $   904,704
*   Renesas Electronics Corp............................. 241,300   2,156,256
    Rengo Co., Ltd....................................... 115,100   1,052,565
    Resona Holdings, Inc................................. 565,400   3,215,837
    Resorttrust, Inc.....................................  23,500     431,043
    Ricoh Co., Ltd....................................... 340,000   3,319,279
    Rinnai Corp..........................................  11,300     978,645
    Rohm Co., Ltd........................................  28,162   2,400,338
    Rohto Pharmaceutical Co., Ltd........................  28,700     863,128
    Ryohin Keikaku Co., Ltd..............................   7,700   2,471,424
    Sankyo Co., Ltd......................................  17,300     681,743
    Sankyu, Inc..........................................  28,000   1,475,627
    Santen Pharmaceutical Co., Ltd.......................  87,200   1,458,548
    Sanwa Holdings Corp..................................  96,500   1,097,595
    Sapporo Holdings, Ltd................................  40,500     979,634
    Sawai Pharmaceutical Co., Ltd........................   3,200     151,282
    SBI Holdings, Inc....................................  93,150   2,542,921
    SCREEN Holdings Co., Ltd.............................  15,200   1,108,933
    SCSK Corp............................................  15,000     709,261
    Secom Co., Ltd.......................................  46,400   3,546,468
#   Sega Sammy Holdings, Inc.............................  55,448     884,700
    Seibu Holdings, Inc.................................. 120,000   2,025,037
    Seiko Epson Corp..................................... 148,700   2,684,433
    Seino Holdings Co., Ltd..............................  68,200   1,191,149
    Sekisui Chemical Co., Ltd............................ 194,600   3,483,076
#   Sekisui House, Ltd................................... 167,760   2,859,552
#   Seria Co., Ltd.......................................  14,600     670,794
    Seven & I Holdings Co., Ltd.......................... 241,576   9,865,933
    Seven Bank, Ltd...................................... 320,700     970,764
#   Sharp Corp...........................................  46,399   1,078,762
    Shikoku Electric Power Co., Inc......................  60,700     811,298
    Shima Seiki Manufacturing, Ltd.......................   2,700     146,850
    Shimadzu Corp........................................  50,200   1,431,573
    Shimamura Co., Ltd...................................  10,454     978,246
    Shimano, Inc.........................................  15,100   2,177,543
    Shimizu Corp......................................... 220,700   2,309,935
    Shin-Etsu Chemical Co., Ltd..........................  74,800   7,566,887
    Shinsei Bank, Ltd....................................  64,400   1,014,304
    Shionogi & Co., Ltd..................................  82,000   4,475,769
    Ship Healthcare Holdings, Inc........................   3,100     120,540
    Shiseido Co., Ltd.................................... 115,900   8,538,406
    Shizuoka Bank, Ltd. (The)............................ 178,370   1,648,588
    Showa Denko K.K......................................  53,700   2,561,278
    Showa Shell Sekiyu K.K...............................  77,900   1,278,529
#   Skylark Holdings Co., Ltd............................  86,600   1,259,496
    SMC Corp.............................................  12,800   4,337,389
    SoftBank Group Corp.................................. 286,788  23,953,163
    Sohgo Security Services Co., Ltd.....................  23,800   1,091,667
    Sojitz Corp.......................................... 478,000   1,735,464
    Sompo Holdings, Inc..................................  68,940   2,802,006
    Sony Corp............................................ 358,400  19,262,857
    Sony Corp., Sponsored ADR............................  25,884   1,398,254
    Sony Financial Holdings, Inc.........................  54,800   1,053,062
    Sotetsu Holdings, Inc................................  25,944     802,743
    Square Enix Holdings Co., Ltd........................  25,100   1,186,707
    Stanley Electric Co., Ltd............................  49,600   1,744,424
    Start Today Co., Ltd.................................  59,700   2,401,223
    Subaru Corp.......................................... 212,086   6,198,300
    Sugi Holdings Co., Ltd...............................  14,800     794,145

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    SUMCO Corp...........................................    72,400 $ 1,549,124
    Sumitomo Bakelite Co., Ltd...........................    91,000     920,245
    Sumitomo Chemical Co., Ltd........................... 1,273,148   7,331,712
    Sumitomo Corp........................................   289,300   4,763,827
    Sumitomo Dainippon Pharma Co., Ltd...................    58,500   1,135,276
    Sumitomo Electric Industries, Ltd....................   246,000   3,784,253
    Sumitomo Forestry Co., Ltd...........................    99,200   1,619,926
    Sumitomo Heavy Industries, Ltd.......................    50,800   1,769,807
    Sumitomo Metal Mining Co., Ltd.......................    69,700   2,505,490
    Sumitomo Mitsui Financial Group, Inc.................   278,540  11,054,620
    Sumitomo Mitsui Trust Holdings, Inc..................    86,240   3,425,605
    Sumitomo Realty & Development Co., Ltd...............    95,000   3,480,743
    Sumitomo Rubber Industries, Ltd......................   117,900   1,954,024
    Sundrug Co., Ltd.....................................    22,200     889,173
    Suntory Beverage & Food, Ltd.........................    41,800   1,778,222
    Suruga Bank, Ltd.....................................    70,500     631,656
    Suzuken Co., Ltd.....................................    21,108     924,332
    Suzuki Motor Corp....................................   105,200   6,187,645
    Sysmex Corp..........................................    47,700   4,523,213
    T&D Holdings, Inc....................................   210,300   3,142,317
    Taiheiyo Cement Corp.................................    68,700   2,170,767
    Taisei Corp..........................................    69,200   3,848,495
    Taisho Pharmaceutical Holdings Co., Ltd..............    11,400   1,291,396
    Taiyo Nippon Sanso Corp..............................    67,200   1,032,233
#   Taiyo Yuden Co., Ltd.................................    52,800   1,579,154
#   Takara Holdings, Inc.................................    42,900     501,243
    Takashimaya Co., Ltd.................................   132,000   1,105,500
    Takeda Pharmaceutical Co., Ltd.......................   231,600   9,778,820
    TDK Corp.............................................    37,334   3,999,848
    TechnoPro Holdings, Inc..............................     7,600     482,388
    Teijin, Ltd..........................................   172,200   3,216,197
    Terumo Corp..........................................    90,100   4,949,745
    THK Co., Ltd.........................................    51,800   1,411,037
    TIS, Inc.............................................    40,500   1,944,976
    Tobu Railway Co., Ltd................................    44,800   1,320,600
    Toda Corp............................................    94,000     823,168
    Toho Co., Ltd........................................    35,400   1,057,025
    Toho Gas Co., Ltd....................................    24,600     840,418
    Tohoku Electric Power Co., Inc.......................   106,900   1,361,347
#   Tokai Carbon Co., Ltd................................    29,800     546,831
    Tokio Marine Holdings, Inc...........................   141,281   6,721,574
    Tokyo Broadcasting System Holdings, Inc..............    17,600     365,036
    Tokyo Century Corp...................................    23,500   1,284,378
*   Tokyo Electric Power Co. Holdings, Inc...............   341,100   1,634,493
    Tokyo Electron, Ltd..................................    47,700   8,361,805
    Tokyo Gas Co., Ltd...................................    94,000   2,295,987
    Tokyo Tatemono Co., Ltd..............................   100,419   1,352,065
    Tokyu Corp...........................................   129,318   2,226,393
    Tokyu Fudosan Holdings Corp..........................   356,000   2,419,888
    Topcon Corp..........................................    25,900     449,141
    Toppan Printing Co., Ltd.............................   208,000   1,600,412
    Toray Industries, Inc................................   437,393   3,389,713
*   Toshiba Corp.........................................   717,000   2,190,942
    Toshiba Plant Systems & Services Corp................    18,900     418,365
    Tosoh Corp...........................................   161,000   2,629,641
    TOTO, Ltd............................................    38,800   1,813,283
    Toyo Seikan Group Holdings, Ltd......................    67,500   1,244,759
    Toyo Suisan Kaisha, Ltd..............................    27,900   1,009,851
    Toyo Tire & Rubber Co., Ltd..........................    53,900     852,225

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                          SHARES     VALUE>>
                                                          ------- --------------
JAPAN -- (Continued)
    Toyoda Gosei Co., Ltd................................  46,900 $    1,190,075
    Toyota Boshoku Corp..................................  57,300      1,065,585
    Toyota Industries Corp...............................  32,000      1,811,302
    Toyota Motor Corp., Sponsored ADR....................  88,432     11,658,875
    Toyota Motor Corp.................................... 430,123     28,272,451
    Toyota Tsusho Corp...................................  60,760      2,076,967
    Trend Micro, Inc., Sponsored ADR.....................     777         46,084
    Trend Micro, Inc.....................................  37,700      2,227,564
    TS Tech Co., Ltd.....................................  29,700      1,225,940
    Tsumura & Co.........................................  20,500        666,689
    Tsuruha Holdings, Inc................................  10,500      1,291,645
    TV Asahi Holdings Corp...............................   8,200        164,199
    Ube Industries, Ltd..................................  82,755      2,227,587
    Ulvac, Inc...........................................  18,700        737,290
    Unicharm Corp........................................ 122,600      3,733,604
#*  Universal Entertainment Corp.........................   9,400        307,157
    USS Co., Ltd.........................................  62,300      1,182,382
    Wacoal Holdings Corp.................................  21,000        578,609
    Welcia Holdings Co., Ltd.............................  14,200        722,142
    West Japan Railway Co................................  41,900      2,929,224
#   Yahoo Japan Corp..................................... 414,200      1,575,864
    Yakult Honsha Co., Ltd...............................  21,900      1,579,209
#   Yamada Denki Co., Ltd................................ 226,600      1,123,966
    Yamaguchi Financial Group, Inc.......................  91,700      1,039,174
    Yamaha Corp..........................................  30,100      1,408,481
    Yamaha Motor Co., Ltd................................ 164,000      4,329,593
    Yamato Holdings Co., Ltd.............................  65,600      1,901,303
    Yamato Kogyo Co., Ltd................................   7,000        218,302
    Yamazaki Baking Co., Ltd.............................  68,000      1,690,957
    Yaoko Co., Ltd.......................................   5,600        289,986
    Yaskawa Electric Corp................................  75,100      2,483,612
    Yokogawa Electric Corp...............................  56,300      1,001,344
    Yokohama Rubber Co., Ltd. (The)......................  87,900      1,882,787
    Zenkoku Hosho Co., Ltd...............................  14,400        633,754
    Zensho Holdings Co., Ltd.............................  26,600        592,841
    Zeon Corp............................................ 100,300      1,136,347
                                                                  --------------
TOTAL JAPAN..............................................          1,145,028,185
                                                                  --------------
NETHERLANDS -- (3.0%)
    ABN AMRO Group NV.................................... 194,686      5,388,121
    Aegon NV............................................. 668,612      4,407,518
    Aegon NV.............................................  25,991        170,243
    Akzo Nobel NV........................................  84,983      7,849,107
*   Altice Europe NV, Class A............................ 146,882        489,461
*   Altice Europe NV, Class B............................  27,337         90,860
    ArcelorMittal........................................  47,562      1,524,371
#   ArcelorMittal........................................ 117,167      3,731,788
    ASML Holding NV......................................  40,115      8,591,304
#   ASML Holding NV......................................  67,911     14,532,954
    Coca-Cola European Partners P.L.C....................  63,569      2,624,333
*   Gemalto NV...........................................  23,550      1,373,781
*   Gemalto NV...........................................   2,377        138,644
    GrandVision NV.......................................  19,740        453,163
    Heineken NV..........................................  72,202      7,295,421
    ING Groep NV, Sponsored ADR.......................... 146,149      2,231,695
    ING Groep NV......................................... 659,870     10,087,267
    Koninklijke Ahold Delhaize NV, Sponsored ADR.........  29,462        748,477
    Koninklijke Ahold Delhaize NV........................ 442,527     11,253,754
    Koninklijke DSM NV...................................  68,447      7,295,073

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
NETHERLANDS -- (Continued)
#   Koninklijke KPN NV................................... 1,934,894 $  5,594,211
    Koninklijke Philips NV...............................   120,957    5,309,957
    Koninklijke Philips NV...............................   103,823    4,549,524
#   NN Group NV..........................................   117,956    5,210,959
    Randstad NV..........................................    84,863    5,370,816
    RELX NV, Sponsored ADR...............................    69,010    1,506,490
    RELX NV..............................................   217,352    4,727,122
    Royal Dutch Shell P.L.C., Class A....................       979       33,533
#   Unilever NV..........................................   225,650   12,965,849
#   Unilever NV..........................................   268,265   15,476,464
    Wolters Kluwer NV....................................   105,633    6,361,098
                                                                    ------------
TOTAL NETHERLANDS........................................            157,383,358
                                                                    ------------
NEW ZEALAND -- (0.3%)
*   a2 Milk Co., Ltd.....................................   223,504    1,596,312
    Air New Zealand, Ltd.................................   484,160    1,071,629
    Auckland International Airport, Ltd..................   268,762    1,223,655
    Contact Energy, Ltd..................................   226,087      891,369
    EBOS Group, Ltd......................................    45,016      620,095
    Fisher & Paykel Healthcare Corp., Ltd................   154,697    1,562,118
    Fletcher Building, Ltd...............................   347,131    1,663,494
#   Fonterra Co-operative Group, Ltd.....................    22,004       76,826
    Mainfreight, Ltd.....................................     5,877      110,937
    Mercury NZ, Ltd......................................   182,060      417,223
    Meridian Energy, Ltd.................................   295,788      633,438
#   Port of Tauranga, Ltd................................   117,073      397,644
    Ryman Healthcare, Ltd................................   125,181    1,038,745
    SKYCITY Entertainment Group, Ltd.....................   144,558      390,503
    Spark New Zealand, Ltd...............................   746,338    1,970,622
    Vector, Ltd..........................................    65,942      148,922
    Z Energy, Ltd........................................   178,853      875,877
                                                                    ------------
TOTAL NEW ZEALAND........................................             14,689,409
                                                                    ------------
NORWAY -- (0.9%)
    Aker ASA, Class A....................................    10,364      809,610
    Aker BP ASA..........................................    43,699    1,561,407
    Austevoll Seafood ASA................................    65,976      960,911
    Bakkafrost P/F.......................................    13,512      830,285
    DNB ASA..............................................   202,654    4,080,792
*   DNO ASA..............................................   286,916      607,740
    Entra ASA............................................    38,921      568,299
    Equinor ASA..........................................   321,610    8,533,023
#   Equinor ASA, Sponsored ADR...........................    38,744    1,025,166
    Gjensidige Forsikring ASA............................    48,390      776,709
    Golar LNG, Ltd.......................................     6,906      179,625
    Kongsberg Gruppen ASA................................    15,825      321,383
    Leroy Seafood Group ASA..............................   122,750      965,356
    Marine Harvest ASA...................................   131,417    2,873,591
    Norsk Hydro ASA......................................   346,923    1,978,860
*   Norwegian Finans Holding ASA.........................    47,229      576,904
    Orkla ASA............................................   276,573    2,340,305
    Salmar ASA...........................................    16,472      840,462
    Schibsted ASA, Class A...............................    21,794      754,249
    Schibsted ASA, Class B...............................    22,179      719,038
    SpareBank 1 SR-Bank ASA..............................    71,287      791,805
    Storebrand ASA.......................................   214,693    1,828,740
    Subsea 7 SA..........................................   118,804    1,720,415
    Telenor ASA..........................................   230,518    4,509,395

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
NORWAY -- (Continued)
    TGS NOPEC Geophysical Co. ASA........................    52,492 $ 2,001,328
    Tomra Systems ASA....................................    32,235     665,695
    Yara International ASA...............................    36,728   1,619,414
                                                                    -----------
TOTAL NORWAY.............................................            44,440,507
                                                                    -----------
PORTUGAL -- (0.2%)
    EDP - Energias de Portugal SA........................   565,257   2,306,147
    EDP Renovaveis SA....................................    77,303     798,441
    Galp Energia SGPS SA.................................   209,752   4,307,915
    Jeronimo Martins SGPS SA.............................    79,070   1,174,911
                                                                    -----------
TOTAL PORTUGAL...........................................             8,587,414
                                                                    -----------
SINGAPORE -- (1.1%)
    CapitaLand, Ltd......................................   801,250   1,903,410
    City Developments, Ltd...............................   176,500   1,300,962
    ComfortDelGro Corp., Ltd.............................   726,700   1,256,125
    Dairy Farm International Holdings, Ltd...............   104,600     854,608
    DBS Group Holdings, Ltd..............................   342,189   6,732,676
    Frasers Property, Ltd................................    50,400      62,652
    Genting Singapore, Ltd............................... 1,890,600   1,777,624
    Golden Agri-Resources, Ltd........................... 2,747,000     565,868
    Great Eastern Holdings, Ltd..........................    13,000     263,962
    Hongkong Land Holdings, Ltd..........................   289,600   2,108,887
    Hutchison Port Holdings Trust........................ 1,640,600     419,036
    Jardine Cycle & Carriage, Ltd........................    35,710     884,104
    Keppel Corp., Ltd....................................   597,300   3,019,285
    Olam International, Ltd..............................   240,200     393,941
    Oversea-Chinese Banking Corp., Ltd...................   942,156   8,026,386
    SATS, Ltd............................................   236,136     901,596
    Sembcorp Industries, Ltd.............................   821,720   1,619,292
#   Sembcorp Marine, Ltd.................................   111,800     150,302
    Singapore Airlines, Ltd..............................   441,800   3,205,854
    Singapore Exchange, Ltd..............................   277,700   1,520,093
    Singapore Press Holdings, Ltd........................   430,100     920,843
    Singapore Technologies Engineering, Ltd..............   511,600   1,287,173
    Singapore Telecommunications, Ltd.................... 1,955,450   4,614,898
    Singapore Telecommunications, Ltd....................   488,900   1,149,819
    StarHub, Ltd.........................................   134,400     170,036
    United Industrial Corp., Ltd.........................    92,395     213,669
    United Overseas Bank, Ltd............................   356,865   7,096,431
    UOL Group, Ltd.......................................   193,887   1,023,732
    Venture Corp., Ltd...................................   112,500   1,383,367
    Wilmar International, Ltd............................   413,700     952,770
                                                                    -----------
TOTAL SINGAPORE..........................................            55,779,401
                                                                    -----------
SOUTH AFRICA -- (0.1%)
*   Old Mutual, Ltd...................................... 1,468,351   3,359,751
                                                                    -----------
SPAIN -- (2.5%)
    ACS Actividades de Construccion y Servicios SA.......    98,489   4,316,445
    Aena SME SA..........................................    21,654   3,931,814
    Amadeus IT Group SA..................................   141,600  12,079,322
#   Banco Bilbao Vizcaya Argentaria SA................... 1,385,901  10,152,629
    Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR....   460,290   3,360,117
    Banco de Sabadell SA................................. 2,055,750   3,422,341
#   Banco Santander SA................................... 3,635,787  20,426,271
    Bankia SA............................................   431,119   1,694,775
    Bankinter SA.........................................   203,067   1,958,629

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
SPAIN -- (Continued)
    CaixaBank SA......................................... 1,020,891 $  4,696,995
    Enagas SA............................................    99,003    2,767,786
    Endesa SA............................................   110,357    2,551,960
    Ferrovial SA.........................................   128,093    2,643,960
    Grifols SA...........................................    84,637    2,457,788
    Iberdrola S.A........................................ 1,525,298   11,859,033
    Iberdrola SA.........................................    43,579      338,878
    Industria de Diseno Textil SA........................   290,662    9,525,172
    Mapfre SA............................................   625,837    1,964,098
    Naturgy Energy Group SA..............................   123,252    3,338,749
    Red Electrica Corp. SA...............................   140,798    2,984,234
    Repsol SA............................................   390,458    7,744,723
    Siemens Gamesa Renewable Energy SA...................    59,797      843,494
#   Telefonica SA, Sponsored ADR.........................   387,745    3,505,215
    Telefonica SA........................................   978,855    8,795,521
                                                                    ------------
TOTAL SPAIN..............................................            127,359,949
                                                                    ------------
SWEDEN -- (2.5%)
    AAK AB...............................................    73,014    1,184,473
    Alfa Laval AB........................................    88,890    2,443,541
    Assa Abloy AB, Class B...............................   208,070    4,107,403
    Atlas Copco AB.......................................   197,981    5,669,464
    Atlas Copco AB.......................................   114,129    2,991,024
    Axfood AB............................................    32,669      661,410
#   BillerudKorsnas AB...................................    87,569    1,043,290
    Boliden AB...........................................   134,597    4,006,655
    Castellum AB.........................................    60,598    1,093,074
    Dometic Group AB.....................................    45,578      442,185
    Electrolux AB, Series B..............................    89,950    2,109,884
    Elekta AB, Class B...................................    69,167      971,117
*   Epiroc AB............................................   197,981    2,370,472
*   Epiroc AB............................................   114,129    1,209,439
    Essity AB, Class A...................................     8,605      221,613
    Essity AB, Class B...................................   182,501    4,565,171
    Fabege AB............................................    89,496    1,267,560
*   Fastighets AB Balder.................................    31,582      918,025
    Getinge AB, Class B..................................    82,227      883,988
#   Hennes & Mauritz AB, Class B.........................   276,095    4,298,694
    Hexagon AB, Class B..................................    63,819    3,889,729
    Hexpol AB............................................   107,519    1,156,540
    Holmen AB, Class B...................................    51,770    1,152,363
    Hufvudstaden AB, Class A.............................    41,173      637,063
    Husqvarna AB, Class A................................    12,600      100,283
    Husqvarna AB, Class B................................   195,638    1,545,647
#   ICA Gruppen AB.......................................    35,984    1,193,042
    Indutrade AB.........................................    20,686      543,666
#   Intrum AB............................................    22,243      598,443
    Kindred Group P.L.C..................................    98,923    1,276,625
    Lifco AB, Class B....................................     6,091      272,998
    Loomis AB, Class B...................................    35,869    1,125,585
    Lundin Petroleum AB..................................    44,955    1,482,238
    Millicom International Cellular SA...................    35,194    2,254,519
    Modern Times Group MTG AB, Class B...................     2,104       77,269
    Nibe Industrier AB, Class B..........................    84,615      950,988
    Nordea Bank AB.......................................   738,283    7,846,368
    Pandox AB............................................    17,488      328,706
    Peab AB..............................................   105,307      848,655
#   Saab AB, Class B.....................................    17,649      813,807
    Sandvik AB...........................................   331,771    6,066,656

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- ------------
SWEDEN -- (Continued)
    Securitas AB, Class B................................ 106,966 $  1,924,529
#   Skandinaviska Enskilda Banken AB, Class A............ 342,717    3,663,678
#   Skanska AB, Class B.................................. 103,747    1,951,523
    SKF AB, Class A......................................   5,065      103,892
    SKF AB, Class B...................................... 198,321    4,071,602
    SSAB AB, Class A.....................................  81,249      400,792
    SSAB AB, Class B..................................... 205,723      816,482
    Svenska Cellulosa AB SCA, Class A....................   8,605       90,820
    Svenska Cellulosa AB SCA, Class B.................... 229,929    2,379,062
    Svenska Handelsbanken AB, Class A.................... 357,067    4,410,674
#   Svenska Handelsbanken AB, Class B....................   3,612       45,487
    Sweco AB, Class B....................................  18,949      509,536
    Swedbank AB, Class A................................. 249,962    5,910,927
    Swedish Match AB.....................................  42,500    2,323,359
*   Swedish Orphan Biovitrum AB..........................  42,691    1,154,927
    Tele2 AB, Class B.................................... 164,187    2,203,118
    Telefonaktiebolaget LM Ericsson, Class A.............  14,581      115,090
    Telefonaktiebolaget LM Ericsson, Class B............. 707,953    5,557,608
    Telia Co. AB......................................... 882,556    4,245,254
    Trelleborg AB, Class B...............................  87,941    1,831,154
    Volvo AB, Class A....................................  86,339    1,518,684
    Volvo AB, Class B.................................... 480,774    8,437,106
#   Wallenstam AB, Class B...............................  52,205      536,644
                                                                  ------------
TOTAL SWEDEN.............................................          130,821,620
                                                                  ------------
SWITZERLAND -- (6.6%)
#   ABB, Ltd., Sponsored ADR............................. 141,955    3,267,804
    ABB, Ltd............................................. 430,543    9,883,352
    Adecco Group AG......................................  98,121    6,032,203
#   ams AG...............................................  14,278    1,027,215
    Baloise Holding AG...................................  21,098    3,290,014
    Banque Cantonale Vaudoise............................   1,118      835,852
    Barry Callebaut AG...................................     788    1,342,493
    Chocoladefabriken Lindt & Spruengli AG...............      22    1,762,260
    Cie Financiere Richemont SA.......................... 101,146    8,858,251
    Clariant AG.......................................... 120,793    2,888,319
    Credit Suisse Group AG............................... 583,297    9,380,883
    Credit Suisse Group AG, Sponsored ADR................  18,620      299,041
#   Dufry AG.............................................  20,713    2,740,705
    EMS-Chemie Holding AG................................   2,609    1,673,335
    Flughafen Zurich AG..................................   9,283    1,942,424
    Geberit AG...........................................  11,765    5,238,655
    Givaudan SA..........................................   2,966    6,942,527
    Julius Baer Group, Ltd............................... 114,772    6,296,348
    Kuehne + Nagel International AG......................  17,073    2,724,848
    LafargeHolcim, Ltd...................................  89,950    4,586,930
    LafargeHolcim, Ltd...................................  29,333    1,496,084
    Logitech International SA............................  35,440    1,558,631
    Logitech International SA............................  10,833      475,027
    Lonza Group AG.......................................  21,116    6,499,869
    Nestle SA............................................ 825,815   67,298,429
    Novartis AG, Sponsored ADR........................... 111,831    9,382,621
    Novartis AG.......................................... 448,358   37,626,969
#   Partners Group Holding AG............................   5,556    4,216,262
    Roche Holding AG.....................................   7,984    1,978,203
    Roche Holding AG..................................... 217,168   53,346,519
    Schindler Holding AG.................................   6,062    1,371,346
    SGS SA...............................................   1,689    4,402,651
    Sika AG..............................................  39,540    5,614,218

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
SWITZERLAND -- (Continued)
    Sonova Holding AG....................................    18,211 $  3,357,404
    Straumann Holding AG.................................     3,003    2,331,908
    Swatch Group AG (The)................................    10,384    4,647,780
    Swatch Group AG (The)................................    10,634      875,143
    Swiss Life Holding AG................................    13,876    4,975,636
    Swiss Prime Site AG..................................    29,207    2,676,602
    Swiss Re AG..........................................    65,154    5,973,531
    Swisscom AG..........................................    13,106    6,153,208
    Temenos AG...........................................    18,636    2,999,490
    UBS Group AG.........................................   489,137    8,039,669
#*  UBS Group AG.........................................   404,203    6,637,013
    Vifor Pharma AG......................................    18,416    3,483,446
    Zurich Insurance Group AG............................    41,332   12,674,474
                                                                    ------------
TOTAL SWITZERLAND........................................            341,105,592
                                                                    ------------
UNITED KINGDOM -- (14.6%)
    3i Group P.L.C.......................................   359,515    4,465,094
    Admiral Group P.L.C..................................    74,361    1,932,991
#   Anglo American P.L.C.................................   633,533   14,340,542
    Antofagasta P.L.C....................................   145,665    1,913,032
    Ashtead Group P.L.C..................................   198,740    6,101,200
    Associated British Foods P.L.C.......................    94,014    3,026,756
#   AstraZeneca P.L.C., Sponsored ADR....................   461,956   18,076,338
    AstraZeneca P.L.C....................................   141,555   10,896,363
    Auto Trader Group P.L.C..............................   127,669      712,119
    AVEVA Group P.L.C....................................     1,317       45,438
    Aviva P.L.C.......................................... 1,532,527   10,043,751
    B&M European Value Retail SA.........................   233,993    1,266,125
    Babcock International Group P.L.C....................   202,339    1,896,659
    BAE Systems P.L.C.................................... 1,040,798    8,909,572
#   Barclays P.L.C., Sponsored ADR.......................   792,256    8,191,927
    Barclays P.L.C.......................................   378,382      962,530
    Barratt Developments P.L.C...........................   410,063    2,872,045
    Bellway P.L.C........................................    51,998    1,987,771
    Berkeley Group Holdings P.L.C. (The).................    59,200    2,897,625
    BHP Billiton P.L.C...................................   228,274    5,253,432
#   BHP Billiton P.L.C., ADR.............................   188,914    8,739,162
    BP P.L.C., Sponsored ADR.............................   850,212   38,336,082
    BP P.L.C............................................. 1,026,261    7,712,802
    British American Tobacco P.L.C., Sponsored ADR.......   122,973    6,736,461
    British American Tobacco P.L.C.......................   330,890   18,189,767
#   BT Group P.L.C., Sponsored ADR.......................    69,804    1,072,189
    BT Group P.L.C....................................... 2,107,623    6,447,394
    Bunzl P.L.C..........................................   108,521    3,224,605
    Burberry Group P.L.C.................................   148,588    4,104,283
    Capita P.L.C.........................................   409,392      868,652
    Carnival P.L.C.......................................    22,654    1,315,007
#   Carnival P.L.C., ADR.................................    11,652      686,070
    Centrica P.L.C....................................... 1,935,189    3,781,251
    Coca-Cola HBC AG.....................................    62,758    2,252,512
    Compass Group P.L.C..................................   483,762   10,405,395
    ConvaTec Group P.L.C.................................   193,136      554,539
    Croda International P.L.C............................    41,699    2,813,263
    DCC P.L.C............................................    36,141    3,343,663
    Diageo P.L.C., Sponsored ADR.........................   128,576   18,935,388
    Diageo P.L.C.........................................   169,923    6,234,043
    Direct Line Insurance Group P.L.C....................   714,672    3,224,490
    Dixons Carphone P.L.C................................   180,168      417,740
    DS Smith P.L.C.......................................   611,740    4,041,746

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
UNITED KINGDOM -- (Continued)
    easyJet P.L.C........................................     52,217 $ 1,108,904
    Evraz P.L.C..........................................    164,479   1,199,917
    Experian P.L.C.......................................    293,833   7,214,243
    Ferguson P.L.C.......................................     93,439   7,368,854
    Fresnillo P.L.C......................................     83,623   1,138,947
    G4S P.L.C............................................    566,490   2,050,341
    GlaxoSmithKline P.L.C., Sponsored ADR................    428,638  17,827,054
    GlaxoSmithKline P.L.C................................    570,253  11,844,294
    Glencore P.L.C.......................................  3,351,285  14,696,834
    Halma P.L.C..........................................    149,652   2,760,666
    Hargreaves Lansdown P.L.C............................     82,971   2,260,261
    Hikma Pharmaceuticals P.L.C..........................      9,631     207,248
    Hiscox, Ltd..........................................     61,475   1,289,851
    HSBC Holdings P.L.C..................................  1,417,060  13,570,184
#   HSBC Holdings P.L.C., Sponsored ADR..................    568,855  27,543,959
    Imperial Brands P.L.C., Sponsored ADR................     38,600   1,478,766
    Imperial Brands P.L.C................................    237,147   9,082,185
    Informa P.L.C........................................    206,625   2,140,314
    InterContinental Hotels Group P.L.C..................     41,900   2,586,117
#   InterContinental Hotels Group P.L.C., ADR............      1,292      80,362
    International Consolidated Airlines Group SA.........    244,832   2,278,582
    Intertek Group P.L.C.................................     51,911   4,004,536
    Investec P.L.C.......................................    266,315   1,927,844
    ITV P.L.C............................................  1,062,665   2,296,716
    J Sainsbury P.L.C....................................    649,427   2,784,917
    JD Sports Fashion P.L.C..............................     25,768     158,135
    John Wood Group P.L.C................................    170,380   1,453,641
    Johnson Matthey P.L.C................................     76,682   3,777,941
*   Just Eat P.L.C.......................................    148,321   1,541,756
*   KAZ Minerals P.L.C...................................      9,527     105,513
    Kingfisher P.L.C.....................................    833,602   3,240,877
    Legal & General Group P.L.C..........................  2,107,991   7,254,291
*   Liberty Global P.L.C., Class A.......................      6,400     180,662
*   Liberty Global P.L.C.................................     15,389     417,651
    Lloyds Banking Group P.L.C........................... 14,997,154  12,292,837
#   Lloyds Banking Group P.L.C., ADR.....................    413,762   1,373,690
    London Stock Exchange Group P.L.C....................    108,977   6,280,672
    Marks & Spencer Group P.L.C..........................    891,415   3,602,787
    Mediclinic International P.L.C.......................    129,394     868,572
    Meggitt P.L.C........................................    408,846   3,057,273
    Melrose Industries P.L.C.............................  1,783,151   5,045,695
    Merlin Entertainments P.L.C..........................    300,118   1,551,442
    Micro Focus International P.L.C......................    117,883   1,923,552
    Mondi P.L.C..........................................    129,128   3,550,437
    National Grid P.L.C..................................    332,224   3,549,136
    National Grid P.L.C., Sponsored ADR..................     95,125   5,144,335
    Next P.L.C...........................................     44,628   3,474,480
    NMC Health P.L.C.....................................     19,801     984,905
    Pearson P.L.C........................................    121,772   1,474,913
    Pearson P.L.C., Sponsored ADR........................    110,605   1,335,002
    Persimmon P.L.C......................................    110,482   3,593,380
*   Provident Financial P.L.C............................     19,397     170,432
    Prudential P.L.C., ADR...............................    131,200   6,208,384
    Prudential P.L.C.....................................    281,346   6,637,945
*   Quilter P.L.C........................................    256,049     519,911
    Randgold Resources, Ltd..............................     21,494   1,591,448
    Reckitt Benckiser Group P.L.C........................    140,319  12,509,518
#   RELX P.L.C., Sponsored ADR...........................    116,486   2,556,868
    RELX P.L.C...........................................    193,002   4,205,003

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES      VALUE>>
                                                          --------- --------------
UNITED KINGDOM -- (Continued)
    Rentokil Initial P.L.C...............................   568,580 $    2,527,885
    Rightmove P.L.C......................................    37,406      2,389,735
    Rio Tinto P.L.C......................................   154,229      8,467,305
#   Rio Tinto P.L.C., Sponsored ADR......................   174,125      9,663,937
    Rolls-Royce Holdings P.L.C...........................   660,041      8,581,540
*   Royal Bank of Scotland Group P.L.C...................   350,244      1,171,273
#*  Royal Bank of Scotland Group P.L.C., Sponsored ADR...   202,473      1,372,767
    Royal Dutch Shell P.L.C., Class A....................   491,594     16,845,394
    Royal Dutch Shell P.L.C., Sponsored ADR..............   352,746     24,117,262
#   Royal Dutch Shell P.L.C., Sponsored ADR..............   381,601     27,108,935
    Royal Dutch Shell P.L.C., Class B....................   110,166      3,858,790
    Royal Mail P.L.C.....................................   408,394      2,512,664
    RPC Group P.L.C......................................     7,101         75,913
    RSA Insurance Group P.L.C............................   283,577      2,398,353
    Sage Group P.L.C. (The)..............................   303,630      2,476,086
    Schroders P.L.C......................................    43,179      1,763,045
    Schroders P.L.C......................................    16,332        509,019
    Severn Trent P.L.C...................................    82,026      2,081,838
    Shire P.L.C., ADR....................................    15,456      2,636,948
    Shire P.L.C..........................................   138,322      7,878,004
    Sky P.L.C............................................   344,104      6,874,983
#   Smith & Nephew P.L.C., Sponsored ADR.................    31,837      1,117,815
    Smith & Nephew P.L.C.................................   240,821      4,169,587
    Smiths Group P.L.C...................................   171,133      3,616,627
    Spirax-Sarco Engineering P.L.C.......................    23,129      2,106,964
    SSE P.L.C............................................   408,414      6,692,439
    St James's Place P.L.C...............................   180,634      2,858,050
    Standard Chartered P.L.C.............................   660,592      5,956,780
    Standard Life Aberdeen P.L.C.........................   897,074      3,674,542
    Taylor Wimpey P.L.C.................................. 1,284,168      2,946,990
    Tesco P.L.C.......................................... 3,796,365     12,964,604
    Travis Perkins P.L.C.................................    36,557        573,683
    TUI AG...............................................   175,042      3,744,614
#   Unilever P.L.C., Sponsored ADR.......................   274,641     15,657,283
    Unilever P.L.C.......................................    89,128      5,091,432
    United Utilities Group P.L.C.........................   230,187      2,172,258
    United Utilities Group P.L.C., ADR...................     5,177         98,751
    Vodafone Group P.L.C................................. 6,474,624     15,817,250
    Vodafone Group P.L.C., Sponsored ADR.................   173,092      4,249,418
    Weir Group P.L.C. (The)..............................    58,888      1,509,028
    Whitbread P.L.C......................................    63,629      3,268,629
    Wm Morrison Supermarkets P.L.C.......................   985,947      3,380,690
#   WPP P.L.C., Sponsored ADR............................     3,117        244,186
    WPP P.L.C............................................   625,239      9,779,973
                                                                    --------------
TOTAL UNITED KINGDOM.....................................              758,606,063
                                                                    --------------
TOTAL COMMON STOCKS......................................            4,896,593,682
                                                                    --------------
PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
    Bayerische Motoren Werke AG..........................    19,174      1,587,772
    Fuchs Petrolub SE....................................    26,422      1,491,756
    Henkel AG & Co. KGaA.................................    39,199      4,919,010
    Porsche Automobil Holding SE.........................    58,814      3,978,193
    Sartorius AG.........................................    16,046      2,608,698
    Schaeffler AG........................................    87,117      1,194,296

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                SHARES      VALUE>>
                                                                              ---------- --------------
GERMANY -- (Continued)
    Volkswagen AG............................................................     68,051 $   12,124,116
                                                                                         --------------
TOTAL GERMANY................................................................                27,903,841
                                                                                         --------------
TOTAL INVESTMENT SECURITIES                                                               4,924,497,523
                                                                                         --------------

                                                                                            VALUE+
                                                                                         --------------
SECURITIES LENDING COLLATERAL -- (5.0%)
@(S) DFA Short Term Investment Fund.......................................... 22,569,473    261,151,367
                                                                                         --------------
TOTAL INVESTMENTS -- (100.0%)................................................
    (Cost $4,338,588,360)^^..................................................            $5,185,648,890
                                                                                         ==============

At July 31, 2018, Large Cap International Portfolio had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                          NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------               --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index...   245      09/21/18  $33,708,176 $34,509,475    $801,299
MSCI EAFA Index Future...    85      09/21/18    8,601,073   8,518,275     (82,798)
                                               ----------- -----------    --------
TOTAL FUTURES CONTRACTS..                      $42,309,249 $43,027,750    $718,501
                                               =========== ===========    ========

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                    --------------------------------------------------
                      LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                    ------------ -------------- ------- --------------
Common Stocks......
   Australia....... $  5,208,881 $  291,354,712   --    $  296,563,593
   Austria.........           --     13,727,389   --        13,727,389
   Belgium.........      943,656     53,364,684   --        54,308,340
   Canada..........  452,607,073             --   --       452,607,073
   Denmark.........    3,010,438     76,802,826   --        79,813,264
   Finland.........           --     54,088,782   --        54,088,782
   France..........    9,955,279    468,385,703   --       478,340,982
   Germany.........   16,865,420    364,465,753   --       381,331,173
   Hong Kong.......      882,757    147,137,495   --       148,020,252
   Ireland.........    5,060,587     23,442,779   --        28,503,366
   Israel..........    7,338,081     14,849,028   --        22,187,109
   Italy...........    6,605,649     93,335,461   --        99,941,110
   Japan...........   34,175,448  1,110,852,737   --     1,145,028,185
   Netherlands.....   40,575,664    116,807,694   --       157,383,358
   New Zealand.....           --     14,689,409   --        14,689,409
   Norway..........    1,204,791     43,235,716   --        44,440,507
   Portugal........           --      8,587,414   --         8,587,414
   Singapore.......    1,777,624     54,001,777   --        55,779,401
   South Africa....           --      3,359,751   --         3,359,751
   Spain...........    6,865,332    120,494,617   --       127,359,949
   Sweden..........    3,579,911    127,241,709   --       130,821,620
   Switzerland.....   20,061,506    321,044,086   --       341,105,592
   United Kingdom..  251,707,563    506,898,500   --       758,606,063

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------------
                                       LEVEL 1         LEVEL 2     LEVEL 3     TOTAL
                                    -------------   -------------- ------- --------------
Preferred Stocks
   Germany.........................            --   $   27,903,841   --    $   27,903,841
Securities Lending Collateral......            --      261,151,367   --       261,151,367
Futures Contracts**................ $     718,501               --   --           718,501
                                    -------------   --------------   --    --------------
TOTAL.............................. $869,144,161    $4,317,223,230   --    $5,186,367,391
                                    =============   ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                            SHARES     VALUE>>
                                                          ---------- ------------
COMMON STOCKS -- (92.8%)
AUSTRALIA -- (5.9%)
*   3P Learning, Ltd.....................................    171,907 $    158,529
    Accent Group, Ltd....................................  1,218,363    1,296,115
    Adacel Technologies, Ltd.............................     77,155       98,716
    Adairs, Ltd..........................................    335,369      565,209
#   Adelaide Brighton, Ltd...............................  1,294,438    6,625,663
    AGL Energy, Ltd......................................    396,326    6,485,277
#   Ainsworth Game Technology, Ltd.......................    714,162      601,833
*   AJ Lucas Group, Ltd..................................     46,192       13,413
#*  Alkane Resources, Ltd................................    618,014      101,003
    ALS, Ltd.............................................    603,221    3,342,219
    Altium, Ltd..........................................    378,619    5,753,772
    Alumina, Ltd.........................................  2,328,147    4,907,086
#   AMA Group, Ltd.......................................    604,006      430,581
#   Amaysim Australia, Ltd...............................    535,654      374,782
    Amcor, Ltd., Sponsored ADR...........................     29,714    1,327,919
    Amcor, Ltd...........................................    574,332    6,429,421
    AMP, Ltd.............................................  7,816,988   19,769,374
    Ansell, Ltd..........................................    431,676    9,252,019
    AP Eagers, Ltd.......................................    140,696      897,407
    APA Group............................................  1,087,334    7,798,861
    Appen, Ltd...........................................    296,957    2,402,382
    ARB Corp., Ltd.......................................    227,920    3,564,141
#   Ardent Leisure Group.................................  1,446,066    2,045,554
    Aristocrat Leisure, Ltd..............................    615,636   14,746,289
#   ARQ Group, Ltd.......................................    312,817      702,316
#   Asaleo Care, Ltd.....................................  2,784,336    1,449,458
    ASX, Ltd.............................................     68,994    3,369,088
    Atlas Arteria, Ltd...................................  1,810,549    8,799,496
*   Atlas Iron, Ltd......................................  7,153,401      223,411
    AUB Group, Ltd.......................................     86,925      847,571
*   Aurelia Metals, Ltd..................................  2,413,998    1,030,350
    Aurizon Holdings, Ltd................................  4,504,723   15,257,950
    Ausdrill, Ltd........................................  1,624,608    2,205,690
    AusNet Services......................................  2,761,687    3,346,795
    Austal, Ltd..........................................  1,211,556    1,549,432
#   Australia & New Zealand Banking Group, Ltd...........  2,907,568   63,209,574
#*  Australian Agricultural Co., Ltd.....................  1,732,816    1,631,931
    Australian Finance Group, Ltd........................    317,500      359,075
    Australian Pharmaceutical Industries, Ltd............  1,837,797    2,312,979
*   Australian Property Systems, Ltd.....................    979,063    4,587,370
    Australian Vintage, Ltd..............................    112,455       46,837
    Auswide Bank, Ltd....................................     32,185      134,998
#   Automotive Holdings Group, Ltd.......................  1,095,423    2,226,123
    Aveo Group...........................................  1,423,474    2,507,833
    AVJennings, Ltd......................................    241,908      122,067
#   Baby Bunting Group, Ltd..............................    201,729      246,040
    Bank of Queensland, Ltd..............................  1,327,076   10,971,231
#   Bapcor, Ltd..........................................    610,619    3,167,406
    Beach Energy, Ltd.................................... 11,632,707   16,504,857
#*  Beadell Resources, Ltd...............................  1,360,993       55,705
#   Bega Cheese, Ltd.....................................    506,828    2,757,620
#*  Bellamy's Australia, Ltd.............................    281,587    2,304,362
#   Bendigo & Adelaide Bank, Ltd.........................  1,675,796   14,596,706
    BHP Billiton, Ltd....................................  4,074,214  106,404,306
    BHP Billiton, Ltd., Sponsored ADR....................    623,528   32,585,573

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
AUSTRALIA -- (Continued)
#   Blackmores, Ltd......................................     50,377 $ 5,551,986
#   Blue Sky Alternative Investments, Ltd................     32,768      46,982
    BlueScope Steel, Ltd.................................  3,246,436  42,657,706
    Boral, Ltd...........................................  3,316,835  16,391,713
    Brambles, Ltd........................................    988,686   7,261,243
    Breville Group, Ltd..................................    353,808   2,822,362
    Brickworks, Ltd......................................    428,294   4,963,668
    BSA, Ltd.............................................     28,427       5,924
*   Buru Energy, Ltd.....................................    101,869      19,321
#   BWX, Ltd.............................................    138,152     580,054
#   Cabcharge Australia, Ltd.............................    460,237     805,259
    Caltex Australia, Ltd................................    741,954  17,949,238
    Capilano Honey, Ltd..................................     17,996     214,447
    Capitol Health, Ltd..................................  1,830,380     428,504
*   Cardno, Ltd..........................................    957,051     902,549
*   Carnarvon Petroleum, Ltd.............................  1,383,556     509,892
*   Carnegie Clean Energy, Ltd...........................    202,958       3,027
#   carsales.com, Ltd....................................    872,485   9,046,654
*   Cash Converters International, Ltd...................  1,708,821     425,997
#*  Catapult Group International, Ltd....................    109,405      97,710
    Cedar Woods Properties, Ltd..........................    114,173     521,102
    Challenger, Ltd......................................    845,743   7,823,391
    CIMIC Group, Ltd.....................................    137,887   4,958,943
#   Class, Ltd...........................................    241,974     396,431
*   Clean Seas Seafood, Ltd..............................    721,218      28,355
    Cleanaway Waste Management, Ltd...................... 10,564,217  14,612,968
*   Clinuvel Pharmaceuticals, Ltd........................     25,610     234,137
    Coca-Cola Amatil, Ltd................................    841,564   5,994,541
    Cochlear, Ltd........................................     64,556   9,757,963
    Codan, Ltd...........................................    532,371   1,160,079
#   Collection House, Ltd................................    541,937     590,016
    Collins Foods, Ltd...................................    649,028   2,514,435
#   Commonwealth Bank of Australia.......................  1,329,108  74,013,905
    Computershare, Ltd...................................    554,267   7,502,416
#*  Cooper Energy, Ltd...................................  6,827,225   2,409,604
#   Corporate Travel Management, Ltd.....................    236,294   5,043,108
    Costa Group Holdings, Ltd............................  1,128,011   6,604,678
#   Credit Corp. Group, Ltd..............................    181,149   2,774,399
    Crown Resorts, Ltd...................................    485,320   4,874,001
*   CSG, Ltd.............................................    767,793     114,224
    CSL, Ltd.............................................    245,077  35,856,330
    CSR, Ltd.............................................  2,820,900   8,901,803
    Data#3, Ltd..........................................    415,942     471,539
*   Decmil Group, Ltd....................................    628,343     441,633
    Dicker Data, Ltd.....................................     84,690     188,253
    Domain Holdings Australia, Ltd.......................    838,073   1,982,004
#   Domino's Pizza Enterprises, Ltd......................    229,148   8,509,237
    Donaco International, Ltd............................    184,451      24,727
*   Doray Minerals, Ltd..................................    505,016     125,545
    Downer EDI, Ltd......................................  2,458,011  13,501,646
    DuluxGroup, Ltd......................................  1,532,437   8,720,123
    DWS, Ltd.............................................    165,951     171,540
    Eclipx Group, Ltd....................................  1,219,754   2,784,397
    Elders, Ltd..........................................    508,208   2,837,544
*   Ellex Medical Lasers, Ltd............................     46,497      25,720
*   Emeco Holdings, Ltd..................................  1,263,353     329,648
#*  Energy Resources of Australia, Ltd...................    527,038     160,803
*   Energy World Corp., Ltd..............................  2,400,767     284,822
    EQT Holdings, Ltd....................................     14,701     231,505

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
AUSTRALIA -- (Continued)
    ERM Power, Ltd.......................................    505,478 $   555,918
    Estia Health, Ltd....................................    457,625   1,095,420
    Euroz, Ltd...........................................     69,509      64,194
    EVENT Hospitality and Entertainment, Ltd.............    460,628   4,716,896
#   Evolution Mining, Ltd................................  6,532,842  13,547,275
    Fairfax Media, Ltd................................... 12,463,389   7,516,159
#*  FAR, Ltd.............................................  3,094,242     287,384
    Finbar Group, Ltd....................................      5,532       4,052
    Fleetwood Corp., Ltd. (6341855)......................    208,815     352,547
    Fleetwood Corp., Ltd. (BFXMKH4)......................    113,768     191,869
    FlexiGroup, Ltd......................................  1,218,333   2,072,840
    Flight Centre Travel Group, Ltd......................    192,237   9,721,494
    Fortescue Metals Group, Ltd..........................  6,261,733  20,366,564
#   G8 Education, Ltd....................................  2,051,261   3,795,133
#*  Galaxy Resources, Ltd................................    845,048   1,795,145
#*  Gascoyne Resources, Ltd..............................    489,880     161,973
    Gateway Lifestyle....................................    817,253   1,391,910
#   GBST Holdings, Ltd...................................     69,313     116,580
#   Genworth Mortgage Insurance Australia, Ltd...........  1,148,308   2,296,119
#*  Gold Road Resources, Ltd.............................  1,974,301     990,097
    GrainCorp, Ltd., Class A.............................  1,070,891   5,901,656
    Grange Resources, Ltd................................  1,447,386     183,191
#   Greencross, Ltd......................................    447,298   1,415,490
*   Greenland Minerals, Ltd..............................    413,383      24,826
#   GUD Holdings, Ltd....................................    346,548   3,655,176
    GWA Group, Ltd.......................................  1,299,088   3,158,314
#   Hansen Technologies, Ltd.............................    786,240   1,977,883
#   Harvey Norman Holdings, Ltd..........................  2,662,975   7,032,594
    Healthscope, Ltd.....................................  4,416,108   7,174,377
#*  Highfield Resources, Ltd.............................    192,078      99,971
*   Hills, Ltd...........................................    701,275     101,826
*   Horizon Oil, Ltd.....................................  1,463,538     146,888
#   HT&E, Ltd............................................  1,463,465   2,715,846
    Huon Aquaculture Group, Ltd..........................     29,306     102,361
    IDP Education, Ltd...................................    423,654   3,074,624
    Iluka Resources, Ltd.................................    312,934   2,667,149
*   Imdex, Ltd...........................................    953,830     874,371
#   IMF Bentham, Ltd.....................................    561,395   1,160,557
    Incitec Pivot, Ltd...................................  5,288,752  14,911,972
#   Independence Group NL................................  2,305,733   7,716,699
*   Infigen Energy.......................................  3,173,465   1,545,996
    Infomedia, Ltd.......................................  1,207,186     898,519
#   Inghams Group, Ltd...................................    859,259   2,343,470
    Insurance Australia Group, Ltd.......................  2,054,362  12,281,121
    Integral Diagnostics, Ltd............................     98,387     205,037
#   Integrated Research, Ltd.............................    399,026     756,394
#   InvoCare, Ltd........................................    417,580   4,403,801
#   IOOF Holdings, Ltd...................................    676,966   4,605,455
#   IPH, Ltd.............................................    988,304   3,603,128
#   IRESS, Ltd...........................................    457,902   3,933,454
#   iSelect, Ltd.........................................    914,590     547,191
#   iSentia Group, Ltd...................................    712,473     418,456
    IVE Group, Ltd.......................................    190,658     318,918
    James Hardie Industries P.L.C........................    388,289   6,208,580
    James Hardie Industries P.L.C., Sponsored ADR........     39,415     629,063
#   Japara Healthcare, Ltd...............................    470,013     648,567
#   JB Hi-Fi, Ltd........................................    657,019  11,639,541
#*  Karoon Gas Australia, Ltd............................  1,054,081     921,127
*   Kingsgate Consolidated, Ltd..........................  1,181,152     215,032

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
AUSTRALIA -- (Continued)
*   Kingsrose Mining, Ltd................................    94,006 $     4,825
#   Kogan.com, Ltd.......................................   184,835     645,916
    LendLease Group......................................   862,632  12,906,617
    Lifestyle Communities, Ltd...........................    31,045     132,862
    Link Administration Holdings, Ltd....................   608,640   3,476,458
    Lovisa Holdings, Ltd.................................   195,007   1,624,754
*   Lucapa Diamond Co., Ltd..............................   106,787      20,597
    Lycopodium, Ltd......................................     3,587      11,365
#*  Lynas Corp., Ltd..................................... 2,169,626   3,662,676
    MACA, Ltd............................................ 1,484,166   1,413,052
*   Macmahon Holdings, Ltd............................... 4,944,481     874,719
    Macquarie Group, Ltd.................................   602,362  54,958,170
#   Magellan Financial Group, Ltd........................   350,679   6,438,435
    MaxiTRANS Industries, Ltd............................   251,721     105,743
#*  Mayne Pharma Group, Ltd.............................. 3,100,487   2,283,631
*   MC Mining, Ltd.......................................     4,681       1,176
    McMillan Shakespeare, Ltd............................   302,645   3,664,815
    McPherson's, Ltd.....................................   228,341     286,672
    Medibank Pvt, Ltd.................................... 3,874,769   8,961,490
*   Medusa Mining, Ltd................................... 1,228,341     332,570
#*  Mesoblast, Ltd.......................................   303,043     423,924
*   Mesoblast, Ltd., Sponsored ADR.......................     1,592      11,303
#   Metals X, Ltd........................................ 3,356,912   1,770,752
#   Metcash, Ltd......................................... 4,041,840   7,901,975
*   Metro Mining, Ltd....................................    81,753      13,060
    Michael Hill International, Ltd......................    72,300      50,839
#   Michael Hill International, Ltd......................    23,523      16,593
*   Millennium Minerals, Ltd.............................   679,921      93,598
*   Mincor Resources NL..................................   407,788     112,378
    Mineral Resources, Ltd............................... 1,109,386  13,679,754
#*  MMA Offshore, Ltd.................................... 4,675,274     953,901
#   MNF Group, Ltd.......................................    73,059     283,791
    Monadelphous Group, Ltd..............................   417,272   4,571,804
#   Monash IVF Group, Ltd................................   795,077     661,486
    Money3 Corp., Ltd....................................   584,707     889,321
#   Mortgage Choice, Ltd.................................   595,642     694,952
    Motorcycle Holdings, Ltd.............................    87,441     201,234
    Mount Gibson Iron, Ltd............................... 2,789,556     880,566
#   Myer Holdings, Ltd................................... 3,757,138   1,299,274
    MYOB Group, Ltd...................................... 1,561,084   3,633,383
    MyState, Ltd.........................................    72,340     260,873
#   National Australia Bank, Ltd......................... 2,976,124  62,663,002
    Navigator Global Investments, Ltd....................   366,260   1,580,072
#   Navitas, Ltd.........................................   864,540   2,766,036
#   Neometals, Ltd.......................................   362,717      78,121
#*  NetComm Wireless, Ltd................................   134,275     111,255
    New Hope Corp., Ltd..................................   695,779   1,648,033
    Newcrest Mining, Ltd................................. 1,268,574  20,379,730
*   NEXTDC, Ltd..........................................   165,260     887,838
    nib holdings, Ltd.................................... 1,766,684   7,404,511
    Nick Scali, Ltd......................................   223,196   1,025,253
#   Nine Entertainment Co. Holdings, Ltd................. 2,414,285   4,021,812
    Northern Star Resources, Ltd......................... 2,408,682  12,886,250
*   NRW Holdings, Ltd.................................... 2,222,677   2,804,326
    Nufarm, Ltd.......................................... 1,065,764   5,663,926
#   OFX Group, Ltd.......................................   887,675   1,152,948
    Oil Search, Ltd...................................... 1,734,113  11,567,819
*   OM Holdings, Ltd.....................................   329,308     308,822
*   Onevue Holdings, Ltd.................................   261,502     155,557

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
AUSTRALIA -- (Continued)
    oOh!media, Ltd.......................................   865,062 $ 3,119,337
    Orica, Ltd........................................... 1,106,242  14,450,857
*   Origin Energy, Ltd................................... 3,239,170  23,502,567
    Orora, Ltd........................................... 6,665,469  17,973,832
    OZ Minerals, Ltd..................................... 1,496,156  10,565,445
#   Pacific Current Group, Ltd...........................    91,018     480,654
    Pacific Smiles Group, Ltd............................   104,617     112,781
    Pact Group Holdings, Ltd.............................   781,526   3,140,319
*   Panoramic Resources, Ltd............................. 1,708,886     705,611
    Paragon Care, Ltd....................................   296,393     176,353
    Peet, Ltd............................................   699,700     625,120
    Pendal Group, Ltd....................................   837,258   5,787,044
#   Perpetual, Ltd.......................................   232,850   7,558,915
#*  Perseus Mining, Ltd.................................. 4,895,508   1,458,324
    Pioneer Credit, Ltd..................................   127,276     309,225
#   Platinum Asset Management, Ltd.......................   895,590   3,655,819
#*  PMP, Ltd............................................. 1,768,692     315,782
#*  Praemium, Ltd........................................   921,991     562,661
    Premier Investments, Ltd.............................   322,547   4,166,073
    Primary Health Care, Ltd............................. 2,113,656   5,523,953
    Prime Media Group, Ltd............................... 2,413,649     555,701
    Pro Medicus, Ltd.....................................    81,725     510,163
    PWR Holdings, Ltd....................................   148,298     312,817
    Qantas Airways, Ltd.................................. 3,028,350  15,136,099
    QBE Insurance Group, Ltd............................. 2,810,434  21,104,286
    QMS Media, Ltd.......................................   114,100      87,771
#   Qube Holdings, Ltd................................... 3,878,065   7,471,176
#*  Quintis, Ltd......................................... 1,092,097     106,480
*   Ramelius Resources, Ltd.............................. 2,322,198     950,724
    Ramsay Health Care, Ltd..............................    82,984   3,465,298
    RCR Tomlinson, Ltd...................................   727,607   1,513,611
    REA Group, Ltd.......................................    58,809   3,796,964
*   Reckon, Ltd..........................................   132,862      86,259
    Reece, Ltd...........................................    87,381     794,388
#   Regis Healthcare, Ltd................................   528,585   1,364,971
    Regis Resources, Ltd................................. 1,879,628   6,232,899
    Reject Shop, Ltd. (The)..............................   126,419     524,916
    Reliance Worldwide Corp., Ltd........................ 1,669,315   7,374,480
#   Resolute Mining, Ltd................................. 3,483,573   3,302,236
#   Retail Food Group, Ltd...............................   617,395     187,782
    Ridley Corp., Ltd.................................... 1,127,494   1,104,408
    Rio Tinto, Ltd.......................................   692,266  41,838,575
    Ruralco Holdings, Ltd................................    61,019     126,903
    RXP Services, Ltd....................................    16,044       5,787
    Salmat, Ltd..........................................    68,805      34,174
    Sandfire Resources NL................................ 1,216,170   6,680,739
*   Santos, Ltd.......................................... 3,335,641  15,800,190
*   Saracen Mineral Holdings, Ltd........................ 3,330,019   4,640,014
#   SeaLink Travel Group, Ltd............................   188,460     611,747
    Seek, Ltd............................................   586,910   9,335,513
    Select Harvests, Ltd.................................   428,247   1,909,748
#*  Senex Energy, Ltd.................................... 6,901,949   2,305,583
    Servcorp, Ltd........................................   145,311     469,999
#   Service Stream, Ltd.................................. 1,526,329   1,793,732
#   Seven Group Holdings, Ltd............................   396,137   5,649,007
#   Seven West Media, Ltd................................ 7,216,883   4,459,088
#   SG Fleet Group, Ltd..................................   235,658     620,626
#   Shriro Holdings, Ltd.................................    30,780      25,600
    Sigma Healthcare, Ltd................................ 4,910,792   1,789,988

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES      VALUE>>
                                                          ---------- --------------
AUSTRALIA -- (Continued)
#   Silver Chef, Ltd.....................................     27,384 $       60,407
#*  Silver Lake Resources, Ltd...........................  2,343,288        973,591
    Sims Metal Management, Ltd...........................    854,437     10,908,397
*   Sino Gas & Energy Holdings, Ltd......................  2,645,645        472,038
    Sirtex Medical, Ltd..................................    196,607      4,644,767
    SmartGroup Corp., Ltd................................    304,541      2,750,018
    Sonic Healthcare, Ltd................................    377,953      7,331,131
    South32, Ltd., ADR...................................    476,677      6,368,405
    South32, Ltd.........................................  4,616,751     12,286,942
    Southern Cross Media Group, Ltd......................  2,841,609      2,663,652
    Spark Infrastructure Group...........................  5,186,250      8,872,791
*   Specialty Fashion Group, Ltd.........................     66,524         45,139
    SpeedCast International, Ltd.........................    785,097      3,616,861
    SRG, Ltd.............................................     27,062         33,292
    St Barbara, Ltd......................................  2,028,455      6,214,630
    Star Entertainment Grp, Ltd. (The)...................  2,630,132      9,703,922
    Steadfast Group, Ltd.................................  1,268,020      2,753,844
    Suncorp Group, Ltd...................................  1,678,780     18,679,218
*   Sundance Energy Australia, Ltd....................... 26,177,366      1,437,961
    Sunland Group, Ltd...................................    373,663        499,425
#   Super Retail Group, Ltd..............................    811,324      5,575,409
#   Superloop, Ltd.......................................    118,922        199,724
    Sydney Airport.......................................    652,263      3,427,921
#*  Syrah Resources, Ltd.................................    907,506      2,031,289
    Tabcorp Holdings, Ltd................................  3,396,952     11,798,322
#   Tassal Group, Ltd....................................    855,982      2,658,317
#   Technology One, Ltd..................................  1,005,329      3,694,050
    Telstra Corp., Ltd...................................  2,254,784      4,754,531
    Telstra Corp., Ltd., ADR.............................     35,561        374,991
#   Thorn Group, Ltd.....................................    698,747        308,932
*   Tiger Resources, Ltd.................................  1,677,917          9,350
#   TPG Telecom, Ltd.....................................  1,624,228      6,964,787
    Transurban Group.....................................    909,099      7,905,001
    Treasury Wine Estates, Ltd...........................    244,301      3,345,438
#*  Troy Resources, Ltd..................................  1,614,217        155,620
    Villa World, Ltd.....................................    413,247        682,009
#*  Village Roadshow, Ltd................................    405,235        572,365
#*  Virgin Australia Holdings, Ltd.......................  4,525,108        739,365
    Virtus Health, Ltd...................................    436,748      1,823,349
    Vita Group, Ltd......................................    691,855        502,995
#*  Vocus Group, Ltd.....................................  2,539,409      4,561,720
*   Watpac, Ltd..........................................    495,298        274,256
#   Webjet, Ltd..........................................    224,188      2,226,428
    Wesfarmers, Ltd......................................    759,543     27,927,152
    Western Areas, Ltd...................................  1,147,360      2,768,294
#*  Westgold Resources, Ltd..............................    870,893      1,030,383
#   Westpac Banking Corp.................................  2,290,878     50,152,967
#   Westpac Banking Corp., Sponsored ADR.................    258,942      5,657,883
    Whitehaven Coal, Ltd.................................  3,142,543     12,701,903
    Woodside Petroleum, Ltd..............................  1,507,413     40,403,800
    Woolworths Group, Ltd................................    669,978     14,988,637
    WorleyParsons, Ltd...................................    952,113     12,991,371
    WPP AUNZ, Ltd........................................  1,160,742        794,272
*   Xero, Ltd............................................     31,488      1,003,289
                                                                     --------------
TOTAL AUSTRALIA..........................................             1,834,831,936
                                                                     --------------
AUSTRIA -- (0.6%)
    Agrana Beteiligungs AG...............................     44,948      1,195,989
    ANDRITZ AG...........................................    281,148     15,938,023

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       SHARES     VALUE>>
                                                                      --------- ------------
AUSTRIA -- (Continued)
    Atrium European Real Estate, Ltd.................................   501,359 $  2,239,287
#   Austria Technologie & Systemtechnik AG...........................   193,816    4,551,252
    CA Immobilien Anlagen AG.........................................   221,034    7,727,366
#   DO & CO AG.......................................................    27,253    1,912,069
    Erste Group Bank AG..............................................   524,792   22,666,470
    EVN AG...........................................................    97,542    1,940,226
*   FACC AG..........................................................    67,391    1,499,313
    Flughafen Wien AG................................................    13,245      500,019
#   IMMOFINANZ AG....................................................   225,171    5,927,769
    Kapsch TrafficCom AG.............................................    17,075      789,664
    Lenzing AG.......................................................    38,572    4,898,417
    Mayr Melnhof Karton AG...........................................    21,098    2,869,177
    Oberbank AG......................................................     2,814      290,233
    Oesterreichische Post AG.........................................   107,282    5,081,596
    OMV AG...........................................................   361,928   20,453,680
#   Palfinger AG.....................................................    34,145    1,332,534
#   POLYTEC Holding AG...............................................    60,648      952,706
#   Porr AG..........................................................    41,358    1,465,149
    Raiffeisen Bank International AG.................................   573,832   19,134,527
    Rosenbauer International AG......................................     3,859      225,584
    S IMMO AG........................................................   165,818    3,605,343
    Schoeller-Bleckmann Oilfield Equipment AG........................    31,986    3,650,774
#*  Semperit AG Holding..............................................    39,636      785,661
    Strabag SE.......................................................    62,032    2,494,423
    Telekom Austria AG...............................................   449,927    3,914,466
    Telekom Austria AG, ADR..........................................     4,200       74,592
    UBM Development AG...............................................       858       41,951
    UNIQA Insurance Group AG.........................................   598,923    5,988,845
    Verbund AG.......................................................   117,437    4,630,278
    Vienna Insurance Group AG Wiener Versicherung Gruppe.............   163,210    4,646,102
    Voestalpine AG...................................................   572,582   28,649,275
#   Wienerberger AG..................................................   299,889    7,351,243
#*  Zumtobel Group AG................................................    87,902      631,208
                                                                                ------------
TOTAL AUSTRIA........................................................            190,055,211
                                                                                ------------
BELGIUM -- (1.2%)
    Ackermans & van Haaren NV........................................    84,626   15,434,330
    Ageas............................................................   874,091   46,882,022
*   AGFA-Gevaert NV.................................................. 1,094,968    5,227,469
    Anheuser-Busch InBev SA/NV.......................................   351,469   35,766,901
#   Anheuser-Busch InBev SA/NV, Sponsored ADR........................   118,114   12,014,556
*   Argenx SE, ADR...................................................     6,193      562,015
#*  Argenx SE........................................................     2,099      190,610
    Atenor...........................................................     1,066       60,928
    Banque Nationale de Belgique.....................................        92      293,651
    Barco NV.........................................................    41,047    5,826,121
    Bekaert SA.......................................................   169,338    4,756,551
#*  Biocartis NV.....................................................    20,846      306,143
#   bpost SA.........................................................   375,963    5,926,809
#*  Celyad SA........................................................     6,859      209,162
*   Celyad SA, Sponsored ADR.........................................       600       18,288
    Cie d'Entreprises CFE............................................    47,010    5,873,830
    Cie Immobiliere de Belgique SA...................................     4,760      296,248
    Colruyt SA.......................................................   305,391   18,256,541
    Deceuninck NV....................................................   276,595      818,280
    D'ieteren SA.....................................................   115,349    5,024,507
#   Econocom Group SA................................................   458,105    1,617,448
    Elia System Operator SA..........................................    73,144    4,558,315
#   Euronav NV.......................................................   449,668    3,805,256

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
BELGIUM -- (Continued)
*   Euronav NV...........................................   118,314 $    999,753
    EVS Broadcast Equipment SA...........................    48,636    1,135,391
#*  Exmar NV.............................................   139,830      994,262
    Fagron...............................................   157,915    2,924,417
*   Galapagos NV (B07Q2V5)...............................    32,529    3,579,178
    Gimv NV..............................................    24,067    1,430,356
#*  Ion Beam Applications................................    18,409      481,789
    Jensen-Group NV......................................     6,746      250,077
    KBC Group NV.........................................   414,083   31,788,529
    Kinepolis Group NV...................................    59,805    3,824,699
    Lotus Bakeries.......................................       388    1,105,859
#*  MDxHealth............................................    25,853      114,718
    Melexis NV...........................................    72,824    6,773,609
#*  Nyrstar NV...........................................   413,807    1,983,816
#   Ontex Group NV.......................................   346,934   10,489,814
    Orange Belgium SA....................................   177,010    2,839,482
    Picanol..............................................     5,052      504,792
    Proximus SADP........................................   370,331    9,076,480
    Recticel SA..........................................   224,333    2,587,443
    Resilux..............................................     5,302      936,027
*   Roularta Media Group NV..............................     7,677      153,522
    Sioen Industries NV..................................    37,978    1,197,898
    Sipef SA.............................................    15,259    1,062,794
    Solvay SA............................................   311,225   42,638,003
*   Telenet Group Holding NV.............................   114,375    5,507,600
    TER Beke SA..........................................     1,717      317,605
*   Tessenderlo Group SA.................................   226,149    9,093,403
#*  ThromboGenics NV.....................................   139,163    1,174,421
    UCB SA...............................................   285,568   24,551,612
    Umicore SA...........................................   593,430   34,729,051
    Van de Velde NV......................................    22,962      805,337
*   Viohalco SA..........................................   172,079      620,848
                                                                    ------------
TOTAL BELGIUM............................................            379,398,566
                                                                    ------------
CANADA -- (8.4%)
*   5N Plus, Inc.........................................   279,292      725,685
#   Absolute Software Corp...............................   131,563      743,351
#   Acadian Timber Corp..................................    41,526      641,636
*   Advantage Oil & Gas, Ltd.............................   937,444    3,242,878
    Aecon Group, Inc.....................................   291,623    3,692,225
*   Africa Oil Corp......................................   423,195      383,880
#   AG Growth International, Inc.........................    52,664    2,244,854
    AGF Management, Ltd., Class B........................   358,963    1,807,439
    Agnico Eagle Mines, Ltd..............................    50,926    2,133,583
    Agnico Eagle Mines, Ltd..............................    71,444    2,992,075
#   AGT Food & Ingredients, Inc..........................    92,518    1,288,005
#   Aimia, Inc...........................................   498,692    1,326,421
*   Air Canada...........................................   364,480    6,592,777
#   AirBoss of America Corp..............................    80,657      915,789
    AKITA Drilling, Ltd., Class A........................    13,200       49,417
*   Alacer Gold Corp..................................... 1,440,398    3,122,514
    Alamos Gold, Inc., Class A........................... 1,478,388    8,023,540
    Alamos Gold, Inc., Class A...........................   371,373    2,016,555
#   Alaris Royalty Corp..................................   310,284    4,412,695
#   Alcanna, Inc.........................................   175,660    1,235,568
*   Alexco Resource Corp.................................    12,200       14,818
    Algoma Central Corp..................................    13,160      152,556
    Algonquin Power & Utilities Corp.....................   690,168    6,780,449
    Alimentation Couche-Tard, Inc., Class B..............   225,059   10,337,299

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
CANADA -- (Continued)
#*  Alio Gold, Inc.......................................   186,607 $   261,079
#   AltaGas, Ltd.........................................   384,144   7,816,652
#   Altius Minerals Corp.................................   167,626   1,655,836
    Altus Group, Ltd.....................................   169,965   3,658,393
#*  Americas Silver Corp.................................    51,477     136,128
*   Amerigo Resources, Ltd...............................   383,300     262,242
#   Andrew Peller, Ltd., Class A.........................    85,169   1,080,285
#   ARC Resources, Ltd................................... 1,017,617  12,086,084
*   Argonaut Gold, Inc................................... 1,123,742   1,900,475
*   Aritzia, Inc.........................................   145,396   1,793,908
#*  Asanko Gold, Inc.....................................   485,113     481,067
    Atco, Ltd., Class I..................................   139,872   4,289,114
#*  Athabasca Oil Corp................................... 2,742,456   3,689,355
*   ATS Automation Tooling Systems, Inc..................   229,067   3,444,325
#*  Aurora Cannabis, Inc.................................   127,700     689,129
#   AutoCanada, Inc......................................   150,194   1,669,528
*   B2Gold Corp.......................................... 3,809,125   9,487,309
#   Badger Daylighting, Ltd..............................   150,658   3,420,018
#   Bank of Montreal.....................................   285,012  22,591,065
    Bank of Montreal.....................................   835,416  66,231,780
    Bank of Nova Scotia (The)............................   262,275  15,542,743
    Bank of Nova Scotia (The)............................   971,369  57,553,613
    Barrick Gold Corp....................................   214,721   2,406,605
    Barrick Gold Corp.................................... 3,717,275  41,596,307
*   Bausch Health Cos., Inc.............................. 2,662,405  57,880,678
*   Bausch Health Cos., Inc..............................    41,511     902,115
#*  Baytex Energy Corp................................... 1,518,371   4,715,547
*   Baytex Energy Corp...................................   112,294     349,234
    BCE, Inc.............................................    98,063   4,167,216
#   BCE, Inc.............................................    18,939     803,582
#*  Bellatrix Exploration, Ltd...........................   234,033     223,086
    Birchcliff Energy, Ltd............................... 1,180,239   4,672,507
    Bird Construction, Inc...............................   140,203     837,435
#   Black Diamond Group, Ltd.............................   228,553     632,502
#*  BlackBerry, Ltd......................................   161,026   1,579,665
*   BlackPearl Resources, Inc............................ 1,332,418   1,372,518
    BMTC Group, Inc......................................     7,200      85,071
*   BNK Petroleum, Inc...................................   199,000      65,780
*   Bombardier, Inc., Class A............................   288,590   1,093,707
*   Bombardier, Inc., Class B............................ 2,651,100   9,986,078
#   Bonavista Energy Corp................................ 1,124,338   1,348,324
#   Bonterra Energy Corp.................................   167,954   2,402,755
    Boralex, Inc., Class A...............................   432,848   6,614,920
    Brookfield Asset Management, Inc., Class A...........   176,197   7,434,718
    Brookfield Asset Management, Inc., Class A...........    25,798   1,087,644
    Brookfield Real Estate Services, Inc.................    31,300     471,359
#   BRP, Inc.............................................   111,940   5,221,601
#*  BSM Technologies, Inc................................   115,700     119,182
    CAE, Inc.............................................   236,115   4,918,873
    CAE, Inc.............................................   240,954   5,023,891
    Caledonia Mining Corp. P.L.C.........................     7,193      67,515
#*  Calfrac Well Services, Ltd...........................   850,068   3,241,217
    Calian Group, Ltd....................................    12,185     295,527
#   Callidus Capital Corp................................    58,949     132,322
    Cameco Corp..........................................   827,012   8,938,608
#   Cameco Corp..........................................   505,755   5,462,154
    Canaccord Genuity Group, Inc.........................   587,419   3,269,333
#*  Canacol Energy, Ltd..................................   754,208   2,469,867
    Canadian Imperial Bank of Commerce...................    95,310   8,698,315

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
CANADA -- (Continued)
    Canadian Imperial Bank of Commerce...................   444,500 $40,551,735
    Canadian National Railway Co.........................   105,500   9,417,427
#   Canadian National Railway Co.........................   127,090  11,330,073
#   Canadian Natural Resources, Ltd...................... 1,519,227  55,664,477
    Canadian Pacific Railway, Ltd........................    50,372   9,989,598
    Canadian Pacific Railway, Ltd........................     1,271     252,090
#   Canadian Tire Corp., Ltd., Class A...................   110,915  15,106,131
    Canadian Utilities, Ltd., Class A....................    74,959   1,869,869
#   Canadian Western Bank................................   637,108  17,871,446
*   Canfor Corp..........................................   498,430  10,927,642
    Canfor Pulp Products, Inc............................   237,770   4,980,768
#*  Canopy Growth Corp...................................    50,900   1,342,882
#   CanWel Building Materials Group, Ltd.................   291,340   1,480,384
    Capital Power Corp...................................   326,269   6,626,457
#*  Capstone Mining Corp................................. 2,554,314   1,885,030
#   Cardinal Energy, Ltd.................................   539,075   2,217,050
    Cargojet, Inc........................................     7,533     380,168
    Cascades, Inc........................................   402,943   3,862,628
#*  Cathedral Energy Services, Ltd.......................    57,288      51,526
    CCL Industries, Inc., Class B........................   206,500  10,476,996
*   Celestica, Inc.......................................   390,560   4,612,514
*   Celestica, Inc.......................................   180,887   2,138,634
    Cenovus Energy, Inc..................................   971,608   9,747,076
#   Cenovus Energy, Inc..................................   901,966   9,055,739
*   Centerra Gold, Inc................................... 1,243,762   5,650,639
#   Cervus Equipment Corp................................    36,871     391,428
#   CES Energy Solutions Corp............................   960,675   3,301,086
*   CGI Group, Inc., Class A.............................   127,986   8,262,493
*   CGI Group, Inc., Class A.............................    60,019   3,862,223
#   Chesswood Group, Ltd.................................    39,623     352,719
*   China Gold International Resources Corp., Ltd........ 1,174,629   2,049,743
    CI Financial Corp....................................   394,140   6,886,883
#   Cineplex, Inc........................................   440,560   9,895,963
    Clairvest Group, Inc.................................       516      19,615
    Clarke, Inc..........................................       600       5,823
#   Clearwater Seafoods, Inc.............................   139,033     548,287
    Cogeco Communications, Inc...........................   136,863   7,427,857
    Cogeco, Inc..........................................    57,415   2,765,595
*   Colabor Group, Inc...................................    14,200       4,694
    Colliers International Group, Inc....................    14,396   1,177,045
    Colliers International Group, Inc....................    69,017   5,659,394
#   Computer Modelling Group, Ltd........................   324,275   2,490,300
    Constellation Software, Inc..........................    20,424  14,806,046
#*  Continental Gold, Inc................................   713,547   2,122,787
#*  Copper Mountain Mining Corp..........................   971,731     873,986
    Corby Spirit and Wine, Ltd...........................    38,685     607,255
*   Corridor Resources, Inc..............................    13,700       7,267
#   Corus Entertainment, Inc., Class B...................   449,642   1,403,349
    Cott Corp............................................   711,593  11,378,372
    Cott Corp............................................   183,186   2,924,836
#   Crescent Point Energy Corp........................... 1,670,791  11,392,485
    Crescent Point Energy Corp...........................   501,959   3,418,340
*   Crew Energy, Inc.....................................   894,133   1,683,996
#*  CRH Medical Corp.....................................   238,755     787,377
#*  Dalradian Resources, Inc.............................   252,100     281,005
#*  Delphi Energy Corp................................... 1,033,403     699,077
#*  Denison Mines Corp................................... 3,018,444   1,554,643
*   Descartes Systems Group, Inc. (The)..................    49,829   1,592,720
*   Descartes Systems Group, Inc. (The)..................     8,468     270,129

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
CANADA -- (Continued)
*   Detour Gold Corp.....................................   836,797 $ 8,246,714
#   DHX Media, Ltd.......................................   421,277     848,480
#*  DIRTT Environmental Solutions........................   102,832     516,986
    Dollarama, Inc.......................................   252,972   9,139,935
    Dorel Industries, Inc., Class B......................   155,864   2,857,636
*   DREAM Unlimited Corp., Class A.......................    26,540     183,006
*   Dundee Precious Metals, Inc..........................   775,167   1,841,308
#*  Eastmain Resources, Inc..............................   103,500      15,913
#*  Echelon Financial Holdings, Inc......................     6,978      63,539
    ECN Capital Corp..................................... 1,031,047   2,861,267
*   eCobalt Solutions, Inc...............................    23,800      16,649
    E-L Financial Corp., Ltd.............................       138      87,520
#*  Eldorado Gold Corp................................... 2,435,284   2,658,341
#*  Eldorado Gold Corp...................................   214,595     233,909
#   Element Fleet Management Corp........................ 1,050,036   5,053,023
    Emera, Inc...........................................    40,782   1,321,414
    Empire Co., Ltd., Class A............................   685,027  14,123,399
#   Enbridge Income Fund Holdings, Inc...................   466,981  11,695,615
    Enbridge, Inc........................................    43,992   1,562,386
#   Enbridge, Inc........................................   387,081  13,714,280
    Encana Corp.......................................... 1,219,644  16,829,465
    Encana Corp..........................................   937,667  12,602,244
#*  Endeavour Mining Corp................................   234,173   4,284,369
#*  Endeavour Silver Corp................................   192,213     564,441
#   Enercare, Inc........................................   434,099   6,310,345
    Enerflex, Ltd........................................   420,240   4,758,531
#*  Energy Fuels, Inc....................................   220,413     648,947
    Enerplus Corp........................................   509,695   6,649,133
#   Enerplus Corp........................................ 1,245,435  16,265,381
    Enghouse Systems, Ltd................................    81,746   4,873,905
    Ensign Energy Services, Inc..........................   770,840   3,353,926
#*  Epsilon Energy, Ltd..................................   174,085     362,663
#   Equitable Group, Inc.................................    69,336   3,357,934
#*  Essential Energy Services Trust......................   840,850     336,120
    Evertz Technologies, Ltd.............................   106,626   1,302,446
#   Exchange Income Corp.................................   102,091   2,609,467
    Exco Technologies, Ltd...............................   170,652   1,226,580
#*  EXFO, Inc............................................       198         776
#   Extendicare, Inc.....................................   357,597   2,042,469
    Fairfax Financial Holdings, Ltd......................    50,096  28,305,001
    Fiera Capital Corp...................................   153,104   1,409,990
    Finning International, Inc...........................   520,563  13,629,839
#   Firm Capital Mortgage Investment Corp................   127,818   1,323,526
    First Capital Realty, Inc............................   240,164   3,744,110
#*  First Majestic Silver Corp...........................    82,258     545,710
#*  First Majestic Silver Corp...........................   127,578     847,118
    First National Financial Corp........................    70,735   1,610,073
    First Quantum Minerals, Ltd.......................... 1,991,878  31,068,307
    FirstService Corp....................................    84,949   7,066,058
    FirstService Corp....................................    13,106   1,087,389
#*  Fission Uranium Corp................................. 1,807,387     944,785
    Fortis, Inc..........................................   178,102   5,855,727
    Fortis, Inc..........................................    55,504   1,818,866
*   Fortress Global Enterprises, Inc.....................    14,264      32,895
*   Fortuna Silver Mines, Inc............................   986,279   5,383,081
    Franco-Nevada Corp...................................    36,170   2,649,453
#   Freehold Royalties, Ltd..............................   292,793   2,763,961
#*  Frontera Energy Corp.................................    24,372     355,224
    Gamehost, Inc........................................    70,328     654,164

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
CANADA -- (Continued)
*   GDI Integrated Facility Services, Inc................     2,800 $    35,149
*   Gear Energy, Ltd.....................................   936,665     979,255
#   Genworth MI Canada, Inc..............................   244,848   8,618,665
    George Weston, Ltd...................................   135,267  11,253,100
    Gibson Energy, Inc...................................   182,556   2,556,921
    Gildan Activewear, Inc...............................   163,400   4,209,197
#   Gildan Activewear, Inc...............................    85,280   2,187,432
*   Glacier Media, Inc...................................    28,375      17,668
#   Gluskin Sheff & Associates, Inc......................   140,999   1,820,950
    GMP Capital, Inc.....................................   280,735     545,997
#   goeasy, Ltd..........................................    82,351   2,708,844
    Goldcorp, Inc........................................   285,153   3,564,275
    Goldcorp, Inc........................................ 2,142,404  26,780,050
*   Golden Star Resources, Ltd...........................   999,134     714,298
#*  Gran Tierra Energy, Inc..............................    49,235     163,953
*   Gran Tierra Energy, Inc.............................. 1,937,283   6,478,211
#   Granite Oil Corp.....................................   161,425     337,530
*   Great Canadian Gaming Corp...........................   233,910   8,445,826
#*  Great Panther Silver, Ltd............................    98,337     113,392
    Great-West Lifeco, Inc...............................   286,838   7,089,089
    Guardian Capital Group, Ltd., Class A................     5,317      97,115
*   Guyana Goldfields, Inc...............................   716,803   2,204,107
#*  Havilah Mining Corp..................................    82,115      22,094
*   Heroux-Devtek, Inc...................................   153,470   1,838,667
#   High Arctic Energy Services, Inc.....................   101,700     303,337
#   High Liner Foods, Inc................................   103,090     710,064
#*  Home Capital Group, Inc..............................   287,820   3,385,207
#   Horizon North Logistics, Inc.........................   782,768   1,480,270
    Hudbay Minerals, Inc.................................   225,751   1,173,905
    Hudbay Minerals, Inc................................. 1,366,083   7,109,491
#   Hudson's Bay Co......................................   504,954   4,071,928
    Husky Energy, Inc....................................   850,784  14,466,958
    Hydro One, Ltd.......................................   175,744   2,566,888
*   IAMGOLD Corp......................................... 2,923,329  16,067,804
*   IAMGOLD Corp.........................................   208,317   1,145,744
*   IBI Group, Inc.......................................    67,400     335,225
    IGM Financial, Inc...................................   125,080   3,754,756
#*  Imperial Metals Corp.................................   149,442     149,344
    Imperial Oil, Ltd....................................     4,800     164,385
    Imperial Oil, Ltd....................................   284,608   9,722,209
*   Indigo Books & Music, Inc............................    10,323     129,112
    Industrial Alliance Insurance & Financial Services,
      Inc................................................   378,899  15,582,962
    Information Services Corp............................    12,044     160,821
    Innergex Renewable Energy, Inc.......................   405,095   4,194,659
    Intact Financial Corp................................    56,112   4,280,705
#   Inter Pipeline, Ltd..................................   470,156   8,963,269
*   Interfor Corp........................................   487,246   7,700,948
*   Intertain Group, Ltd. (The)..........................     7,666     101,597
    Intertape Polymer Group, Inc.........................   236,734   3,128,306
#   Invesque, Inc........................................    77,883     644,092
#*  Iron Bridge Resources, Inc...........................   982,825     566,644
*   Ivanhoe Mines, Ltd., Class A......................... 1,173,663   2,336,770
    Just Energy Group, Inc...............................   369,329   1,396,855
    Just Energy Group, Inc...............................     6,432      24,442
#   K-Bro Linen, Inc.....................................    20,364     599,406
#*  Kelt Exploration, Ltd................................   914,003   6,984,041
#   Keyera Corp..........................................   274,804   7,955,659
*   Kinaxis, Inc.........................................    70,759   4,774,743
*   Kingsway Financial Services, Inc.....................    14,675      41,402

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
CANADA -- (Continued)
*   Kinross Gold Corp.................................... 8,023,344 $28,988,520
*   Kinross Gold Corp....................................    52,598     189,353
    Kirkland Lake Gold, Ltd..............................   981,289  21,446,013
*   Knight Therapeutics, Inc.............................   541,556   3,559,445
    KP Tissue, Inc.......................................    34,340     262,397
#   Labrador Iron Ore Royalty Corp.......................   254,897   4,863,392
#*  Largo Resources, Ltd.................................   515,100     752,347
    Lassonde Industries, Inc., Class A...................     1,000     203,867
#   Laurentian Bank of Canada............................   299,871  10,746,809
*   Leagold Mining Corp..................................   214,200     414,947
    Leon's Furniture, Ltd................................    69,994     984,118
    Linamar Corp.........................................   288,386  13,179,496
    Loblaw Cos., Ltd.....................................   318,360  16,832,668
#   Lucara Diamond Corp.................................. 2,069,413   3,563,428
#*  Lundin Gold, Inc.....................................    67,100     257,908
    Lundin Mining Corp................................... 5,717,640  31,646,237
*   Lydian International, Ltd............................    58,000      12,484
    Magellan Aerospace Corp..............................    94,088   1,140,614
    Magna International, Inc.............................   310,950  18,941,214
#   Magna International, Inc.............................   302,631  18,393,912
#*  Mainstreet Equity Corp...............................    18,782     652,609
*   Major Drilling Group International, Inc..............   377,026   1,767,966
#*  Mandalay Resources Corp.............................. 1,186,080     164,119
    Manulife Financial Corp..............................   537,959   9,991,228
#   Manulife Financial Corp.............................. 1,467,342  27,233,868
    Maple Leaf Foods, Inc................................   308,243   7,381,150
#*  Marathon Gold Corp...................................   329,000     217,504
    Martinrea International, Inc.........................   642,492   6,949,197
#   Maxar Technologies, Ltd..............................   250,950  12,298,161
#   Maxar Technologies, Ltd..............................    19,100     935,327
*   Maxim Power Corp.....................................    24,537      45,269
#   Mediagrif Interactive Technologies, Inc..............    10,600      85,967
#   Medical Facilities Corp..............................   251,644   2,824,309
*   MEG Energy Corp...................................... 1,561,826  10,181,254
    Melcor Developments, Ltd.............................     4,424      49,176
    Methanex Corp........................................   123,400   8,524,214
#   Methanex Corp........................................   176,329  12,184,334
    Metro, Inc...........................................   465,598  15,698,298
#*  Midas Gold Corp......................................     5,303       3,628
*   Mitel Networks Corp..................................   360,742   3,946,153
    Morguard Corp........................................     2,345     299,171
    Morneau Shepell, Inc.................................   217,422   4,691,575
*   Mountain Province Diamonds, Inc......................    22,200      53,757
#   MTY Food Group, Inc..................................    51,565   2,213,466
#   Mullen Group, Ltd....................................   482,960   5,955,090
    National Bank of Canada..............................   888,654  43,563,413
    Nevsun Resources, Ltd................................ 1,470,470   5,459,792
*   New Gold, Inc........................................ 2,282,591   2,842,601
#   NFI Group, Inc.......................................   227,546   8,740,803
    Norbord, Inc.........................................    89,592   3,223,201
    Norbord, Inc.........................................    24,156     867,442
    North American Construction Group, Ltd...............    26,876     177,059
    North American Construction Group, Ltd...............     6,310      41,331
    North West Co., Inc. (The)...........................   206,459   4,716,886
#   Northland Power, Inc.................................   433,380   7,922,340
    Nutrien, Ltd.........................................   196,222  10,656,952
#   Nutrien, Ltd.........................................   442,850  24,006,920
*   NuVista Energy, Ltd..................................   901,179   5,826,126
#*  Obsidian Energy, Ltd................................. 2,661,475   2,843,872

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
CANADA -- (Continued)
#*  Obsidian Energy, Ltd.................................   156,120 $   168,610
    OceanaGold Corp...................................... 3,385,223  10,409,265
    Onex Corp............................................    90,987   6,810,473
    Open Text Corp.......................................   190,000   7,070,685
    Open Text Corp.......................................    22,938     853,294
*   Orbite Technologies, Inc.............................   174,500       1,745
#   Osisko Gold Royalties, Ltd...........................   464,061   4,405,698
#*  Painted Pony Energy, Ltd.............................   543,628   1,103,262
    Pan American Silver Corp.............................   236,703   3,893,955
#   Pan American Silver Corp.............................   527,075   8,680,925
#*  Paramount Resources, Ltd., Class A...................   385,391   4,325,405
*   Parex Resources, Inc.................................   632,714  11,167,401
#   Parkland Fuel Corp...................................   410,937  11,113,321
    Pason Systems, Inc...................................   274,510   4,212,030
    Pembina Pipeline Corp................................   237,917   8,559,407
    Pembina Pipeline Corp................................    72,307   2,593,652
#*  Pengrowth Energy Corp................................ 2,546,980   1,801,300
#   Peyto Exploration & Development Corp.................   591,647   4,875,622
*   PHX Energy Services Corp.............................   188,926     296,275
#*  Pine Cliff Energy, Ltd...............................   252,200      81,427
    Pizza Pizza Royalty Corp.............................   114,891   1,067,788
*   Points International, Ltd............................     6,420      93,769
    Polaris Infrastructure, Inc..........................    42,504     401,237
    Pollard Banknote, Ltd................................    19,700     309,391
#   PrairieSky Royalty, Ltd..............................    90,799   1,722,658
*   Precision Drilling Corp.............................. 1,575,484   5,704,370
*   Precision Drilling Corp..............................   455,094   1,651,991
*   Premier Gold Mines, Ltd.............................. 1,086,662   2,054,955
    Premium Brands Holdings Corp.........................   108,354   8,495,233
#*  Pretium Resources, Inc...............................   190,056   1,558,902
#   Pulse Seismic, Inc...................................   187,026     353,679
#   Quarterhill, Inc.....................................   593,464     638,697
    Quebecor, Inc., Class B..............................   374,838   7,811,706
#*  Questerre Energy Corp., Class A......................   145,025      54,070
*   Raging River Exploration, Inc........................ 1,360,119   5,750,590
    Recipe Unlimited Corp................................    83,967   1,738,918
    Reitmans Canada, Ltd., Class A.......................   180,779     589,232
    Restaurant Brands International, Inc.................    67,175   4,285,547
    Richelieu Hardware, Ltd..............................   175,791   3,804,064
    Ritchie Bros Auctioneers, Inc........................    41,200   1,370,430
    Rocky Mountain Dealerships, Inc......................   111,070   1,026,299
    Rogers Communications, Inc., Class B.................    36,400   1,855,747
    Rogers Communications, Inc., Class B.................    71,767   3,650,787
#   Rogers Sugar, Inc....................................   519,824   2,173,842
*   Roxgold, Inc.........................................   649,100     523,931
    Royal Bank of Canada.................................   304,065  23,736,634
    Royal Bank of Canada.................................   699,021  54,502,667
    Russel Metals, Inc...................................   357,705   7,622,387
#*  Sabina Gold & Silver Corp............................ 1,097,598   1,215,006
#*  Sandstorm Gold, Ltd.................................. 1,158,908   5,131,499
    Saputo, Inc..........................................   179,384   5,980,616
#   Savaria Corp.........................................    36,700     457,604
#*  Seabridge Gold, Inc..................................    31,005     361,208
    Secure Energy Services, Inc..........................   812,770   4,923,417
*   SEMAFO, Inc.......................................... 1,556,190   4,569,816
*   Seven Generations Energy, Ltd., Class A..............   997,024  11,389,304
    Shaw Communications, Inc., Class B...................    80,764   1,689,348
#   Shaw Communications, Inc., Class B...................   264,268   5,531,129
    ShawCor, Ltd.........................................   267,551   5,450,361

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
CANADA -- (Continued)
*   Sherritt International Corp..........................   153,981 $   114,818
#*  Shopify, Inc., Class A...............................    11,613   1,605,033
#   Sienna Senior Living, Inc............................   183,305   2,310,952
#*  Sierra Wireless, Inc.................................    49,826     808,186
#*  Sierra Wireless, Inc.................................    76,118   1,236,918
    Sleep Country Canada Holdings, Inc...................   142,863   3,395,721
    SNC-Lavalin Group, Inc...............................   198,973   8,811,803
*   Solium Capital, Inc..................................    18,806     174,926
*   Southern Pacific Resource Corp.......................   665,787          67
#*  Spin Master Corp.....................................    45,800   1,876,573
#*  Sprott Resource Holdings, Inc........................    88,986       6,841
#   Sprott, Inc..........................................   719,270   1,664,299
*   SSR Mining, Inc......................................   426,933   4,437,205
#*  SSR Mining, Inc......................................   271,594   2,827,294
    Stantec, Inc.........................................   257,429   6,722,422
    Stantec, Inc.........................................    70,845   1,852,597
*   Stars Group, Inc. (The)..............................   353,663  12,114,558
*   Stars Group, Inc. (The)..............................   118,266   4,056,524
#   Stella-Jones, Inc....................................   143,409   4,790,038
#*  Stornoway Diamond Corp............................... 1,328,571     428,950
*   Strad Energy Services, Ltd...........................     1,000       1,207
#*  Street Capital Group, Inc............................    33,800      22,605
    Stuart Olson, Inc....................................   109,301     625,970
    Sun Life Financial, Inc..............................   303,126  12,396,743
#   Sun Life Financial, Inc..............................   373,530  15,273,642
    Suncor Energy, Inc...................................   804,361  33,872,407
    Suncor Energy, Inc................................... 1,223,583  51,561,788
*   SunOpta, Inc.........................................   112,787     924,853
*   SunOpta, Inc.........................................   115,193     941,309
#   Superior Plus Corp...................................   993,775   9,786,107
    Supremex, Inc........................................    87,398     212,306
#   Surge Energy, Inc.................................... 1,602,283   3,017,714
    Tahoe Resources, Inc.................................   265,410   1,191,525
    Tahoe Resources, Inc.................................   617,617   2,785,453
*   Tamarack Valley Energy, Ltd.......................... 1,002,162   3,697,873
*   Taseko Mines, Ltd.................................... 1,078,183     961,442
#   Teck Resources, Ltd., Class A........................     5,209     135,546
    Teck Resources, Ltd., Class B........................   209,473   5,463,673
#   Teck Resources, Ltd., Class B........................ 2,119,223  55,163,375
    TELUS Corp...........................................    87,440   3,196,196
*   Teranga Gold Corp....................................   452,477   1,589,591
#*  Tervita Corp.........................................    69,862     491,397
    TFI International, Inc...............................   612,292  20,333,639
#*  Theratechnologies, Inc...............................   100,800     764,805
    Thomson Reuters Corp.................................   154,878   6,426,809
    Timbercreek Financial Corp...........................    25,531     181,740
#*  TMAC Resources, Inc..................................   103,600     565,446
    TMX Group, Ltd.......................................   141,957   9,129,510
    TORC Oil & Gas, Ltd..................................   962,465   5,630,441
*   Torex Gold Resources, Inc............................   406,520   3,003,157
    Toromont Industries, Ltd.............................   217,307  11,157,270
    Toronto-Dominion Bank (The)..........................   680,144  40,348,013
#   Toronto-Dominion Bank (The)..........................   473,365  28,013,741
#   Torstar Corp., Class B...............................   362,270     331,400
    Total Energy Services, Inc...........................   240,394   2,032,772
    Tourmaline Oil Corp..................................   925,213  18,278,798
    TransAlta Corp.......................................   925,980   5,274,637
    TransAlta Corp.......................................   421,210   2,379,837
#   TransAlta Renewables, Inc............................   405,806   3,746,573

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES      VALUE>>
                                                          ---------- --------------
CANADA -- (Continued)
    TransCanada Corp.....................................     86,873 $    3,907,398
    TransCanada Corp.....................................    103,709      4,661,720
    Transcontinental, Inc., Class A......................    476,797     11,336,688
*   TransGlobe Energy Corp...............................    370,783      1,202,832
*   TransGlobe Energy Corp...............................     30,106         97,543
*   Trevali Mining Corp..................................  3,479,438      2,139,794
#*  Trican Well Service, Ltd.............................  2,127,247      4,480,652
#   Tricon Capital Group, Inc............................    479,675      4,015,575
*   Trinidad Drilling, Ltd...............................  1,564,919      1,876,675
*   Trisura Group, Ltd...................................     11,164        240,131
*   Trisura Group, Ltd...................................         58          1,241
*   Turquoise Hill Resources, Ltd........................  1,956,519      5,429,553
*   Turquoise Hill Resources, Ltd........................    263,904        731,014
*   TVA Group, Inc., Class B.............................      4,447         10,221
    Uni-Select, Inc......................................    210,722      3,508,659
#   Valener, Inc.........................................    146,249      2,272,124
#   Vermilion Energy, Inc................................    174,797      6,017,144
    Vermilion Energy, Inc................................    140,538      4,831,696
    Wajax Corp...........................................    130,058      2,467,488
    Waste Connections, Inc...............................        134         10,436
    Waste Connections, Inc...............................     29,311      2,273,951
#*  Wesdome Gold Mines, Ltd..............................    380,151      1,069,572
#   West Fraser Timber Co., Ltd..........................    299,125     18,579,621
*   Western Energy Services Corp.........................    471,157        315,107
    Western Forest Products, Inc.........................  2,666,189      4,959,970
#   WestJet Airlines, Ltd................................     37,767        531,876
#   Westshore Terminals Investment Corp..................    302,841      5,652,442
    Wheaton Precious Metals Corp.........................    219,676      4,603,427
    Wheaton Precious Metals Corp.........................    183,172      3,837,453
    Whitecap Resources, Inc..............................  2,080,884     13,740,858
    Winpak, Ltd..........................................    114,131      4,137,616
#   WSP Global, Inc......................................    106,109      6,031,210
*   Xtreme Drilling Corp.................................    138,358        210,592
    Yamana Gold, Inc.....................................  2,405,856      7,675,214
#   Yamana Gold, Inc.....................................    135,431        432,025
*   Yangarra Resources, Ltd..............................    615,764      2,305,239
#*  Yellow Pages, Ltd....................................     91,812        714,254
#   ZCL Composites, Inc..................................    164,742      1,114,448
                                                                     --------------
TOTAL CANADA.............................................             2,611,926,936
                                                                     --------------
CHINA -- (0.0%)
*   GCL New Energy Holdings, Ltd......................... 28,912,000      1,275,947
    Xinghua Port Holdings, Ltd...........................    335,000         41,038
    Yeebo International Holdings, Ltd....................    814,000        187,013
                                                                     --------------
TOTAL CHINA..............................................                 1,503,998
                                                                     --------------
DENMARK -- (1.7%)
#*  ALK-Abello A.S.......................................     21,395      3,977,458
    Alm Brand A.S........................................    423,892      4,404,823
    Ambu A.S., Class B...................................    371,400     14,611,321
    AP Moller - Maersk A.S., Class A.....................      2,874      3,867,112
    AP Moller - Maersk A.S., Class B.....................      4,936      7,087,284
*   Bang & Olufsen A.S...................................    172,585      4,195,401
    BankNordik P/F.......................................      1,342         23,482
#*  Bavarian Nordic A.S..................................    145,014      4,425,439
    Brodrene Hartmann A.S................................      9,684        564,285
    Carlsberg A.S., Class B..............................    171,119     20,643,450
    Chr Hansen Holding A.S...............................    210,010     21,739,261

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- ------------
DENMARK -- (Continued)
    Coloplast A.S., Class B..............................  39,319 $  4,288,507
#   Columbus A.S......................................... 294,778      707,481
*   D/S Norden A.S....................................... 194,505    3,586,394
    Danske Bank A.S...................................... 652,882   18,973,090
    DFDS A.S............................................. 173,530   11,429,473
    Djurslands Bank A.S..................................   1,040       38,349
    DSV A.S.............................................. 470,416   39,410,630
    FLSmidth & Co. A.S................................... 203,493   13,392,472
    Fluegger A.S., Class B...............................     350       20,875
*   Genmab A.S...........................................  19,056    3,264,992
    GN Store Nord A.S.................................... 639,291   30,495,510
    GronlandsBANKEN A.S..................................      33        3,096
    H Lundbeck A.S....................................... 248,895   18,012,784
#*  H+H International A.S., Class B...................... 136,345    2,083,893
    Harboes Bryggeri A.S., Class B.......................   2,462       35,225
#   IC Group A.S.........................................  34,986      906,234
    ISS A.S.............................................. 507,378   18,952,156
#   Jeudan A.S...........................................   2,667      418,147
    Jyske Bank A.S....................................... 325,198   18,419,016
    Matas A.S............................................  94,785      762,016
*   Nilfisk Holding A.S.................................. 154,979    8,018,504
#*  NKT A.S.............................................. 166,133    4,472,640
#   NNIT A.S.............................................  34,924      906,961
#   Novo Nordisk A.S., Sponsored ADR..................... 595,283   29,627,235
    Novo Nordisk A.S., Class B........................... 600,030   29,849,864
#   Novozymes A.S., Class B.............................. 337,038   17,746,666
    Orsted A.S...........................................  52,081    3,213,834
#   Pandora A.S.......................................... 233,401   16,574,338
    Parken Sport & Entertainment A.S.....................   9,616      129,699
    Per Aarsleff Holding A.S.............................  89,395    3,193,242
#   Ringkjoebing Landbobank A.S..........................  80,319    4,539,764
    Rockwool International A.S., Class A.................     590      210,990
    Rockwool International A.S., Class B.................  28,368   11,358,637
    Royal Unibrew A.S.................................... 246,905   20,565,244
    RTX A.S..............................................  27,318      839,923
*   Santa Fe Group A.S...................................  72,761      286,851
    Scandinavian Tobacco Group A.S., Class A.............  27,559      448,161
    Schouw & Co., A.S....................................  53,185    4,934,450
    SimCorp A.S.......................................... 126,381   10,798,476
    Solar A.S., Class B..................................  24,080    1,516,672
    Spar Nord Bank A.S................................... 257,320    2,775,072
    Sydbank A.S.......................................... 372,668   13,830,761
#   Tivoli A.S...........................................   1,178      123,226
#*  TK Development A.S................................... 344,861      365,561
    Topdanmark A.S....................................... 319,685   13,729,924
    TORM P.L.C...........................................   8,674       67,362
    Tryg A.S............................................. 383,356    9,383,968
    United International Enterprises.....................   3,453      785,781
    Vestas Wind Systems A.S.............................. 436,910   28,193,648
#*  Vestjysk Bank A.S....................................  41,424       14,684
*   William Demant Holding A.S........................... 340,622   16,281,098
#*  Zealand Pharma A.S...................................  27,073      404,096
                                                                  ------------
TOTAL DENMARK............................................          525,926,988
                                                                  ------------
FINLAND -- (1.8%)
#*  Afarak Group Oyj.....................................  18,424       20,697
#   Ahlstrom-Munksjo Oyj.................................  55,556    1,065,423
    Aktia Bank Oyj....................................... 153,176    1,613,141
    Alandsbanken Abp, Class B............................   1,250       20,507

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
FINLAND -- (Continued)
    Alma Media Oyj.......................................    53,179 $   447,951
    Amer Sports Oyj......................................   633,776  20,321,732
    Apetit Oyj...........................................     2,610      39,903
#   Asiakastieto Group Oyj...............................     9,160     329,405
    Aspo Oyj.............................................    25,687     273,347
    Atria Oyj............................................    50,155     556,245
#*  BasWare Oyj..........................................     8,389     353,906
#   Bittium Oyj..........................................   109,734     639,920
    Cargotec Oyj.........................................   180,748   8,978,141
#*  Caverion Oyj.........................................   154,943   1,299,513
#   Citycon Oyj.......................................... 1,489,159   3,133,671
    Cramo Oyj............................................   182,261   3,892,662
#   Digia Oyj............................................    14,070      43,229
    Elisa Oyj............................................   379,350  16,471,727
    Finnair Oyj..........................................   421,333   3,923,347
    Fiskars Oyj Abp......................................    93,112   2,091,231
    Fortum Oyj........................................... 1,062,203  26,685,738
    F-Secure Oyj.........................................   305,327   1,301,009
    Glaston Oyj ABP......................................    57,076      31,038
    HKScan Oyj, Class A..................................   165,652     512,904
#   Huhtamaki Oyj........................................   647,668  23,259,790
    Ilkka-Yhtyma Oyj.....................................    29,672     109,174
    Kemira Oyj...........................................   594,428   7,802,513
    Kesko Oyj, Class A...................................     6,046     333,947
    Kesko Oyj, Class B...................................   366,466  20,580,179
    Kone Oyj, Class B....................................   185,860  10,160,184
#   Konecranes Oyj.......................................   340,959  13,194,091
    Lassila & Tikanoja Oyj...............................   170,682   3,430,098
#   Lehto Group Oyj......................................   131,444   1,564,022
    Metsa Board Oyj......................................   996,017  10,325,956
    Metso Oyj............................................   619,486  22,689,622
    Neste Oyj............................................   424,141  34,985,805
    Nokia Oyj............................................ 8,832,280  47,938,566
    Nokia Oyj............................................ 1,186,596   6,462,894
#   Nokia Oyj, Sponsored ADR.............................   714,429   3,857,916
    Nokian Renkaat Oyj...................................   687,429  29,812,824
    Olvi Oyj, Class A....................................    32,452   1,222,033
    Oriola Oyj...........................................     1,000       3,289
#   Oriola Oyj, Class B..................................   724,260   2,336,538
#   Orion Oyj, Class A...................................    39,836   1,385,064
#   Orion Oyj, Class B...................................   380,941  13,114,643
#   Outokumpu Oyj........................................ 1,703,790  11,532,268
*   Outotec Oyj..........................................   705,910   5,797,574
#   Pihlajalinna Oyj.....................................    26,517     349,336
    Ponsse Oyj...........................................    51,492   1,859,463
    Poyry Oyj............................................    28,511     235,743
*   QT Group Oyj.........................................    12,507      95,600
    Raisio Oyj, Class V..................................   451,151   1,898,132
#   Ramirent Oyj.........................................   603,949   6,048,907
    Rapala VMC Oyj.......................................    15,713      67,429
    Raute Oyj, Class A...................................     1,914      67,812
    Revenio Group Oyj....................................    44,224     787,980
    Sampo Oyj, Class A...................................   574,524  29,178,914
    Sanoma Oyj...........................................   435,612   4,314,610
*   Stockmann Oyj Abp (5462371)..........................     8,998      44,112
#*  Stockmann Oyj Abp (5462393)..........................   152,672     752,234
    Stora Enso Oyj, Sponsored ADR........................    57,313     947,097
    Stora Enso Oyj, Class R.............................. 2,075,858  34,256,667
    Technopolis Oyj......................................   511,727   2,313,805

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
FINLAND -- (Continued)
    Teleste Oyj..........................................    20,343 $    168,422
    Tieto Oyj............................................   254,255    7,907,510
#   Tikkurila Oyj........................................   149,537    2,751,282
    Tokmanni Group Corp..................................    25,575      212,215
    UPM-Kymmene Oyj...................................... 1,735,959   61,579,042
    Uponor Oyj...........................................   260,729    3,964,628
    Vaisala Oyj, Class A.................................    41,114    1,014,508
    Valmet Oyj...........................................   709,614   14,742,403
    Wartsila Oyj Abp.....................................   934,488   20,230,385
#   YIT Oyj..............................................   736,769    5,009,643
                                                                    ------------
TOTAL FINLAND............................................            566,743,256
                                                                    ------------
FRANCE -- (7.1%)
    ABC arbitrage........................................   106,722      891,041
    Accor SA.............................................    62,634    3,224,505
    Actia Group..........................................    51,124      472,528
    Aeroports de Paris...................................    33,354    7,456,045
#*  Air France-KLM....................................... 1,655,335   15,107,255
    Air Liquide SA.......................................   275,163   35,180,679
    Airbus SE............................................   200,218   24,780,808
    Akka Technologies....................................    26,725    1,968,680
    AKWEL................................................    73,269    1,820,499
    Albioma SA...........................................   116,582    2,590,221
#   Alstom SA............................................   416,703   18,681,605
    Altamir..............................................    42,488      823,491
    Alten SA.............................................   113,108   11,225,144
    Altran Technologies SA............................... 1,135,292   10,803,292
    Amundi SA............................................   100,670    6,936,580
#   Antalis International SAS............................    62,430      105,953
    APRIL SA.............................................    35,412      562,804
#*  Archos...............................................   152,891      152,083
    Arkema SA............................................   359,028   44,958,529
    Assystem.............................................    45,716    1,495,379
    Atos SE..............................................   224,779   30,119,770
    Aubay................................................    39,028    1,710,322
    AXA SA, Sponsored ADR................................   404,668   10,223,937
    AXA SA............................................... 1,681,995   42,381,500
    Axway Software SA....................................    22,201      501,890
#   Bastide le Confort Medical...........................    12,852      694,706
    Beneteau SA..........................................   119,138    1,952,054
#   Bigben Interactive...................................    52,283      661,669
    BioMerieux...........................................    86,754    7,214,453
    BNP Paribas SA....................................... 1,166,095   75,644,350
    Boiron SA............................................    26,777    2,113,372
    Bollore SA........................................... 1,528,134    7,104,718
    Bonduelle SCA........................................    82,115    2,982,576
#*  Bourbon Corp.........................................    42,786      218,286
    Bouygues SA..........................................   682,765   29,983,232
    Bureau Veritas SA....................................   416,492   10,714,448
    Burelle SA...........................................        94      144,318
    Capgemini SE.........................................   169,201   21,646,442
    Carrefour SA......................................... 1,596,873   28,629,978
#   Casino Guichard Perrachon SA.........................   261,016   10,597,814
    Catering International Services......................     5,801      109,876
*   Cegedim SA...........................................     6,183      238,084
    Chargeurs SA.........................................    95,006    2,747,812
    Cie de Saint-Gobain..................................   765,253   34,021,853
    Cie des Alpes........................................    37,955    1,312,855
    Cie Generale des Etablissements Michelin SCA.........   531,254   68,222,249

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
FRANCE -- (Continued)
    Cie Plastic Omnium SA................................   374,678 $15,681,357
    CNP Assurances.......................................   432,872  10,108,503
*   Coface SA............................................   298,270   2,676,567
    Credit Agricole SA................................... 1,180,233  16,582,463
    Danone SA, Sponsored ADR.............................    37,413     585,139
    Danone SA............................................   319,118  25,054,668
    Dassault Aviation SA.................................       959   1,772,616
#   Dassault Systemes SE.................................    76,043  11,338,360
    Dassault Systemes SE, Sponsored ADR..................    10,986   1,647,131
    Derichebourg SA......................................   751,055   4,538,374
    Devoteam SA..........................................    19,967   2,432,484
    Edenred..............................................   600,943  23,572,318
    Eiffage SA...........................................   398,279  44,507,977
#   Electricite de France SA............................. 1,511,938  22,638,484
    Electricite de Strasbourg SA.........................       730      96,467
    Elior Group SA.......................................   606,194   9,897,444
    Elis SA..............................................   338,957   7,780,549
    Engie SA............................................. 2,636,385  42,573,778
    Eramet...............................................    59,749   5,911,594
    Essilor International Cie Generale d'Optique SA......   248,216  36,578,111
*   Esso SA Francaise....................................    11,913     640,360
*   Etablissements Maurel et Prom........................    40,484     296,874
    Eurofins Scientific SE...............................    16,931   9,228,761
    Euronext NV..........................................   217,921  13,524,995
#   Europcar Mobility Group..............................   426,945   4,281,836
    Eutelsat Communications SA........................... 1,011,263  21,648,737
    Exel Industries, Class A.............................     6,082     753,877
    Faurecia SA..........................................   352,644  23,954,478
    Fleury Michon SA.....................................     4,249     249,380
*   Fnac Darty SA (BLRZL56)..............................    12,150   1,106,168
*   Fnac Darty SA (V7VQL46)..............................    74,572   6,766,163
    Gaumont SA...........................................       768     128,881
    Gaztransport Et Technigaz SA.........................    85,230   5,579,648
    GEA..................................................       181      20,540
    Getlink..............................................   873,178  11,525,950
    GL Events............................................    46,748   1,331,369
    Groupe Crit..........................................    21,532   1,824,019
*   Groupe Flo...........................................    88,075      27,261
    Groupe Gorge.........................................    11,765     206,048
    Groupe Open..........................................    22,048     742,733
#   Guerbet..............................................    37,743   2,627,605
    Haulotte Group SA....................................    46,203     693,417
    HERIGE SADCS.........................................     1,725      70,815
    Hermes International.................................     6,014   3,806,234
*   HiPay Group SA.......................................     7,567     132,710
#*  ID Logistics Group...................................     6,964   1,146,460
#   Iliad SA.............................................    35,385   5,594,253
    Imerys SA............................................   146,174  11,337,557
#   Ingenico Group SA....................................   333,067  27,587,564
    Interparfums SA......................................    22,575     995,792
    Ipsen SA.............................................    69,386  11,528,100
    IPSOS................................................   168,802   5,640,477
    Jacquet Metal Service SA.............................    74,497   2,193,302
    JCDecaux SA..........................................    89,181   2,914,860
    Kaufman & Broad SA...................................    68,131   3,482,289
    Kering SA............................................    34,251  18,203,902
#   Korian SA............................................   197,096   6,903,332
    Lagardere SCA........................................   739,376  21,574,735
#   Laurent-Perrier......................................     3,799     475,002

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
FRANCE -- (Continued)
    Le Belier............................................    11,223 $   671,376
    Lectra...............................................    95,093   2,473,794
    Legrand SA...........................................   268,093  19,677,440
    Linedata Services....................................    14,240     587,577
#   LISI.................................................   114,872   3,982,128
    LNA Sante SA.........................................    34,894   2,227,292
    L'Oreal SA...........................................    75,870  18,540,448
    LVMH Moet Hennessy Louis Vuitton SE..................   101,739  35,454,824
    Maisons du Monde SA..................................    57,520   1,758,394
    Maisons France Confort SA............................    13,889     685,167
    Manitou BF SA........................................    28,784   1,094,056
    Manutan International................................     2,696     252,254
    Mersen SA............................................    64,135   2,644,949
#*  METabolic EXplorer SA................................   130,246     310,497
    Metropole Television SA..............................   136,756   2,942,609
    Mr Bricolage.........................................     8,989     138,336
    Natixis SA........................................... 2,375,270  17,038,833
*   Naturex..............................................    10,752   1,701,330
#   Neopost SA...........................................   166,341   4,299,450
#   Nexans SA............................................   216,950   7,256,431
    Nexity SA............................................   148,295   9,124,924
#*  Nicox................................................    58,281     542,843
    NRJ Group............................................    64,788     663,869
#   Oeneo SA.............................................   142,070   1,710,361
#*  Onxeo SA.............................................   191,619     276,692
#*  Onxeo SA.............................................    12,362      17,502
#   Orange SA, Sponsored ADR.............................   206,198   3,517,738
    Orange SA............................................ 4,316,492  73,560,368
    Orpea................................................   119,869  16,461,193
#*  Parrot SA............................................    39,122     191,064
    Pernod Ricard SA.....................................    27,272   4,394,000
    Peugeot SA........................................... 2,622,006  75,309,149
#*  Pierre & Vacances SA.................................    22,303     703,978
#   Plastivaloire........................................    86,781   1,525,724
    PSB Industries SA....................................     1,337      78,036
#   Publicis Groupe SA, ADR..............................    97,524   1,554,533
    Publicis Groupe SA...................................   329,925  21,054,620
#   Rallye SA............................................   148,721   1,749,242
#*  Recylex SA...........................................    65,252     644,969
    Renault SA...........................................   473,234  41,587,404
#   Rexel SA............................................. 1,474,512  23,061,151
    Robertet SA..........................................     1,442     844,142
    Rothschild & Co......................................     5,574     202,745
    Rubis SCA............................................   262,639  15,489,957
    Safran SA............................................   123,574  15,323,637
    Samse SA.............................................       838     154,806
#   Sanofi, ADR..........................................   483,567  20,967,465
    Sanofi...............................................   514,628  44,770,730
    Sartorius Stedim Biotech.............................    41,444   4,932,810
    Savencia SA..........................................    15,646   1,374,661
    Schneider Electric SE................................   394,440  31,660,047
    Schneider Electric SE................................    19,869   1,603,794
    SCOR SE..............................................   590,615  22,977,113
    SEB SA...............................................    69,717  13,242,477
    Seche Environnement SA...............................     6,865     226,930
#*  Sequana SA...........................................   217,310     114,571
    SES SA............................................... 1,626,460  32,490,951
    Societe BIC SA.......................................    63,258   6,050,216
*   Societe des Bains de Mer et du Cercle des Etrangers
      a Monaco...........................................     2,125     132,663

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES      VALUE>>
                                                          --------- --------------
FRANCE -- (Continued)
    Societe Generale SA..................................   825,096 $   36,797,609
    Societe Marseillaise du Tunnel Prado-Carenage SA.....     8,156        194,814
#   Sodexo SA............................................    61,882      6,855,037
    Sodexo SA, Sponsored ADR.............................    19,000        419,900
    Sodexo SA............................................     8,908        986,241
    Sogeclair............................................       978         43,082
*   SOITEC...............................................    65,276      5,577,832
#*  Solocal Group........................................ 2,074,322      2,781,484
    Somfy SA.............................................    18,753      1,675,662
    Sopra Steria Group...................................    79,408     14,045,688
    SPIE SA..............................................   399,784      7,570,347
*   Stallergenes Greer P.L.C.............................     3,674        117,403
#*  Ste Industrielle d'Aviation Latecoere SA.............   379,796      1,793,217
    Stef SA..............................................    19,992      2,313,482
    STMicroelectronics NV................................ 1,333,520     28,779,786
#   STMicroelectronics NV................................   348,213      7,510,954
    Suez.................................................   641,090      9,068,817
    Sword Group..........................................    17,484        714,735
    Synergie SA..........................................    45,491      2,122,552
    Tarkett SA...........................................   114,111      3,060,321
#*  Technicolor SA.......................................   654,977        916,865
    Technicolor SA, Sponsored ADR........................     4,360          6,126
    Teleperformance......................................   206,991     37,906,606
#   Television Francaise 1...............................   367,879      3,992,069
*   Tessi SA.............................................     3,760        803,075
    Thales SA............................................   119,856     15,734,000
    Thermador Groupe.....................................     9,629        636,772
    Total Gabon..........................................       783        125,082
    Total SA............................................. 2,043,835    133,309,758
    TOTAL SA, Sponsored ADR..............................   482,883     31,508,139
*   Touax SA.............................................     2,435         24,347
    Trigano SA...........................................    32,431      4,654,789
*   Ubisoft Entertainment SA.............................   363,647     40,081,150
    Union Financiere de France BQE SA....................     5,412        174,782
    Valeo SA.............................................   342,225     16,769,473
#*  Vallourec SA......................................... 1,986,844     12,781,920
#*  Valneva SE...........................................   107,942        523,177
    Veolia Environnement SA, ADR.........................    45,884      1,045,008
    Veolia Environnement SA..............................   345,913      7,893,307
    Vetoquinol SA........................................       763         49,060
    Vicat SA.............................................    65,794      4,256,235
    VIEL & Cie SA........................................    57,246        346,909
    Vilmorin & Cie SA....................................    26,174      1,792,834
    Vinci SA.............................................   326,012     32,803,887
#*  Virbac SA............................................    13,860      1,974,562
    Vivendi SA...........................................   456,263     11,821,358
    Vranken-Pommery Monopole SA..........................     5,761        163,727
*   Worldline SA.........................................    52,246      3,107,271
*   XPO Logistics Europe SADIR...........................        23          8,080
                                                                    --------------
TOTAL FRANCE.............................................            2,209,516,144
                                                                    --------------
GERMANY -- (6.7%)
    1&1 Drillisch AG.....................................    92,779      5,518,870
*   A.S. Creation Tapeten................................       906         18,427
    Aareal Bank AG.......................................   284,780     13,087,272
    Adidas AG............................................    82,205     18,174,983
    Adler Modemaerkte AG.................................    44,428        207,192
#*  ADLER Real Estate AG.................................    80,664      1,346,507
    ADO Properties SA....................................    37,979      2,166,512

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
GERMANY -- (Continued)
#*  ADVA Optical Networking SE...........................   202,840 $  1,706,403
#*  AIXTRON SE...........................................   208,127    2,994,523
    All for One Steeb AG.................................     2,966      219,188
    Allgeier SE..........................................    18,167      718,653
    Allianz SE, Sponsored ADR............................   829,638   18,297,666
    Allianz SE...........................................   354,255   78,380,495
    Amadeus Fire AG......................................    21,315    2,306,671
    Aroundtown SA........................................   815,571    6,803,686
    Atoss Software AG....................................     1,024      106,434
    Aurubis AG...........................................   166,417   13,621,729
    Axel Springer SE.....................................   182,301   13,621,851
    BASF SE.............................................. 1,225,457  117,470,456
    Basler AG............................................     5,582    1,241,117
    Bauer AG.............................................    59,709    1,324,180
    Bayer AG, Sponsored ADR..............................    41,308    1,146,297
    Bayer AG.............................................   465,206   51,790,039
    Bayerische Motoren Werke AG..........................   704,362   68,097,928
    BayWa AG.............................................    52,481    1,781,759
    Bechtle AG...........................................    70,420    6,323,104
    Beiersdorf AG........................................    35,671    4,158,134
    Bertrandt AG.........................................    21,613    2,187,040
    Bijou Brigitte AG....................................    12,164      569,832
#   Bilfinger SE.........................................   156,169    8,041,292
    Borussia Dortmund GmbH & Co. KGaA....................   388,601    2,807,566
    Brenntag AG..........................................   155,818    9,349,407
    CANCOM SE............................................    79,616    4,309,951
    Carl Zeiss Meditec AG................................    50,771    3,944,349
#   CECONOMY AG..........................................   768,684    6,314,278
    CENIT AG.............................................    39,022      771,250
    CENTROTEC Sustainable AG.............................    29,770      444,220
    Cewe Stiftung & Co. KGAA.............................    42,347    3,877,699
    comdirect bank AG....................................    97,318    1,440,484
*   Commerzbank AG....................................... 1,873,763   20,228,597
    CompuGroup Medical SE................................    90,147    5,026,141
    Continental AG.......................................   172,382   39,726,453
    Covestro AG..........................................   211,583   20,319,723
    CropEnergies AG......................................   117,841      668,450
    CTS Eventim AG & Co. KGaA............................   190,684    8,990,234
    Daimler AG........................................... 1,829,754  126,644,870
    Data Modul AG........................................     2,652      213,095
*   DEAG Deutsche Entertainment AG.......................     7,300       32,786
    Delticom AG..........................................     9,709       99,413
#   Deutsche Bank AG..................................... 2,056,663   26,898,605
    Deutsche Bank AG..................................... 1,493,279   19,502,224
    Deutsche Beteiligungs AG.............................    61,425    2,675,881
    Deutsche Boerse AG...................................   177,609   23,406,450
#   Deutsche EuroShop AG.................................   175,091    6,173,241
    Deutsche Lufthansa AG................................ 1,220,589   34,246,567
    Deutsche Pfandbriefbank AG...........................   342,064    5,357,804
    Deutsche Post AG.....................................   671,791   23,731,411
    Deutsche Telekom AG, Sponsored ADR...................   512,237    8,449,349
    Deutsche Telekom AG.................................. 4,996,625   82,619,527
    Deutsche Wohnen SE...................................   365,284   17,783,954
    Deutz AG.............................................   657,856    5,980,081
*   Dialog Semiconductor P.L.C...........................   207,825    3,607,208
    DIC Asset AG.........................................   195,524    2,230,574
    Diebold Nixdorf AG...................................    14,960    1,016,724
    DMG Mori AG..........................................    23,446    1,245,257
    Dr Hoenle AG.........................................    20,233    2,063,575

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
GERMANY -- (Continued)
    Draegerwerk AG & Co. KGaA............................    10,091 $   614,770
#   Duerr AG.............................................   310,576  13,634,690
    E.ON SE.............................................. 5,371,567  60,603,183
    Eckert & Ziegler AG..................................    11,200     542,492
    EDAG Engineering Group AG............................     4,054      82,967
    Elmos Semiconductor AG...............................    56,497   1,522,558
#   ElringKlinger AG.....................................   161,679   2,052,055
*   Euromicron AG........................................    31,533     234,685
    Evonik Industries AG.................................   315,511  11,675,964
    Fielmann AG..........................................    68,554   4,812,896
    First Sensor AG......................................    21,691     586,179
    Francotyp-Postalia Holding AG, Class A...............    22,684      98,342
    Fraport AG Frankfurt Airport Services Worldwide......   124,047  12,383,230
    Freenet AG...........................................   469,408  13,452,448
    Fresenius Medical Care AG & Co. KGaA, ADR............    48,688   2,367,211
    Fresenius Medical Care AG & Co. KGaA.................   246,513  24,048,366
    Fresenius SE & Co. KGaA..............................   594,150  45,802,111
    Fuchs Petrolub SE....................................    54,691   2,879,559
#   GEA Group AG.........................................   264,640  10,343,370
    Gerresheimer AG......................................   203,337  17,313,115
#*  Gerry Weber International AG.........................    89,928     608,081
    Gesco AG.............................................    26,274     938,666
    GFT Technologies SE..................................   114,437   1,823,963
    Grammer AG...........................................    63,510   4,426,285
#   GRENKE AG............................................    23,631   2,611,949
    H&R GmbH & Co. KGaA..................................    73,382     984,150
    Hamburger Hafen und Logistik AG......................   178,840   4,125,217
    Hannover Rueck SE....................................    78,576  10,480,824
#*  Hapag-Lloyd AG.......................................    57,974   2,354,025
    HeidelbergCement AG..................................   263,189  22,354,183
#*  Heidelberger Druckmaschinen AG....................... 2,111,406   6,063,147
    Hella GmbH & Co. KGaA................................   236,113  13,909,800
    Henkel AG & Co. KGaA.................................    23,025   2,469,038
    Highlight Communications AG..........................    39,641     246,627
    Hochtief AG..........................................    70,173  12,618,259
*   HolidayCheck Group AG................................   105,156     465,918
    Hornbach Baumarkt AG.................................    24,883     737,646
    Hugo Boss AG.........................................   250,981  22,631,340
    Indus Holding AG.....................................    68,891   4,323,703
#   Infineon Technologies AG.............................   539,614  14,290,469
    Infineon Technologies AG, ADR........................   340,602   9,034,468
*   Innogy SE............................................   256,435  11,024,659
    Isra Vision AG.......................................    49,830   3,066,552
    IVU Traffic Technologies AG..........................    17,124     103,350
    Jenoptik AG..........................................    92,206   3,709,271
    K+S AG...............................................   897,735  23,735,114
    KION Group AG........................................   292,331  20,062,351
    Kloeckner & Co. SE...................................   358,953   3,954,049
#   Koenig & Bauer AG....................................    87,648   6,813,353
    Krones AG............................................    42,754   5,288,898
    KSB SE & Co. KGaA....................................       250     104,865
    KWS Saat SE..........................................     4,255   1,677,845
    Lanxess AG...........................................   504,778  41,477,667
    LEG Immobilien AG....................................   214,219  24,094,473
    Leifheit AG..........................................    28,245     676,227
    Leoni AG.............................................   202,288  10,319,045
    Linde AG.............................................   109,174  26,998,383
#*  LPKF Laser & Electronics AG..........................    26,897     232,472
    MAN SE...............................................    41,032   4,606,213

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
GERMANY -- (Continued)
*   Manz AG..............................................    14,371 $   599,978
    MasterFlex SE........................................     1,291      13,510
    Mediclin AG..........................................    12,692      90,559
#*  Medigene AG..........................................    22,268     327,029
    Merck KGaA...........................................    68,420   7,033,300
#   METRO AG.............................................   929,886  11,483,416
    MLP SE...............................................   183,808   1,199,664
    MTU Aero Engines AG..................................   220,081  46,669,953
    Muenchener Rueckversicherungs-Gesellschaft AG in
      Muenchen...........................................   206,635  45,789,290
    Nemetschek SE........................................    68,748   9,553,234
    Nexus AG.............................................     8,747     271,097
*   Nordex SE............................................   285,327   3,204,567
    Norma Group SE.......................................   246,629  15,637,247
    OHB SE...............................................    33,474   1,164,664
    OSRAM Licht AG.......................................   246,478  11,004,874
#   Paragon GmbH & Co. KGaA..............................     9,291     498,154
    Patrizia Immobilien AG...............................   204,882   4,621,848
#*  Petro Welt Technologies AG...........................     6,669      45,993
    Pfeiffer Vacuum Technology AG........................    40,934   6,716,875
    PNE AG...............................................   376,663   1,110,533
    Progress-Werk Oberkirch AG...........................     4,789     206,679
    ProSiebenSat.1 Media SE..............................   440,215  11,881,332
    PSI Software AG......................................     8,661     176,711
#   Puma SE..............................................     2,852   1,431,519
#   Puma SE..............................................     2,854   1,431,712
*   PVA TePla AG.........................................     8,269     178,024
#*  QIAGEN NV............................................   147,931   5,363,495
    QSC AG...............................................   527,202     913,555
*   R Stahl AG...........................................     4,599     145,023
    Rational AG..........................................     7,421   5,082,784
    Rheinmetall AG.......................................   247,594  29,922,068
    RHOEN-KLINIKUM AG....................................   101,327   2,976,425
    RIB Software SE......................................   121,528   2,698,411
    RTL Group SA.........................................    47,242   3,521,691
    RWE AG............................................... 1,919,080  50,364,872
    S&T AG...............................................   155,309   4,415,083
#   SAF-Holland SA.......................................   212,047   3,527,199
    Salzgitter AG........................................   209,050  10,338,711
    SAP SE, Sponsored ADR................................    52,887   6,137,007
    SAP SE...............................................   121,724  14,166,965
#*  Schaltbau Holding AG.................................    19,850     612,680
    Secunet Security Networks AG.........................     4,207     591,128
*   SGL Carbon SE........................................    76,042     898,337
    SHW AG...............................................    30,016   1,117,753
    Siemens AG, Sponsored ADR............................   234,786  16,594,674
    Siemens AG...........................................   264,151  37,281,998
    Siltronic AG.........................................    82,696  14,423,293
    Sixt Leasing SE......................................    39,432     786,776
    Sixt SE..............................................    84,265  10,913,603
    SMA Solar Technology AG..............................    37,435   1,581,930
*   SMT Scharf AG........................................     5,135      91,968
    Softing AG...........................................     9,306      86,427
    Software AG..........................................   119,613   5,646,104
    Stabilus SA..........................................    48,740   4,148,885
    STRATEC Biomedical AG................................     1,008      84,986
    Stroeer SE & Co. KGaA................................   115,986   7,121,827
    Suedzucker AG........................................   324,192   4,730,756
#*  SUESS MicroTec SE....................................    82,433   1,387,577
    Surteco Group SE.....................................    29,303     855,597

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES      VALUE>>
                                                          ---------- --------------
GERMANY -- (Continued)
    Symrise AG...........................................    185,942 $   16,807,070
    Syzygy AG............................................      3,001         34,929
    TAG Immobilien AG....................................    430,283      9,726,594
    Takkt AG.............................................    146,923      2,769,839
*   Talanx AG............................................    175,368      6,710,779
    Technotrans SE.......................................     37,525      1,774,280
*   Tele Columbus AG.....................................     41,274        255,451
    Telefonica Deutschland Holding AG....................  1,292,175      5,659,091
#   Thyssenkrupp AG......................................    323,226      8,602,012
    TLG Immobilien AG....................................    168,609      4,407,456
*   Tom Tailor Holding SE................................    170,242      1,271,210
    Traffic Systems SE...................................      7,414        158,640
    Uniper SE............................................    749,667     23,407,528
    United Internet AG...................................    185,085      9,955,989
#   VERBIO Vereinigte BioEnergie AG......................    102,262        740,396
    Volkswagen AG........................................     69,851     12,052,113
    Vonovia SE...........................................    284,711     13,779,243
    Vossloh AG...........................................     33,977      1,759,335
    VTG AG...............................................     79,330      5,167,904
    Wacker Chemie AG.....................................     78,727     11,446,703
    Wacker Neuson SE.....................................     96,024      2,479,954
    Washtec AG...........................................     52,473      4,582,128
    Wirecard AG..........................................     31,196      5,835,959
    Wuestenrot & Wuerttembergische AG....................     76,880      1,677,732
    XING SE..............................................     11,552      3,761,976
*   Zalando SE...........................................     32,986      1,892,427
    Zeal Network SE......................................     39,999      1,132,314
                                                                     --------------
TOTAL GERMANY............................................             2,104,838,776
                                                                     --------------
HONG KONG -- (2.5%)
    Aeon Credit Service Asia Co., Ltd....................     28,000         23,723
    Aeon Stores Hong Kong Co., Ltd.......................     32,000         16,534
#   Agritrade Resources, Ltd............................. 17,445,000      3,801,868
    AIA Group, Ltd.......................................  8,634,000     75,578,176
    Alco Holdings, Ltd...................................    504,000         83,598
    Allied Group, Ltd....................................     76,000        474,771
#   Allied Properties HK, Ltd............................  4,504,393      1,038,908
#   Alltronics Holdings, Ltd.............................    894,800        227,075
*   Anxian Yuan China Holdings, Ltd......................  3,140,000         20,108
    APAC Resources, Ltd..................................    121,377         18,504
#*  Applied Development Holdings, Ltd....................  9,075,000        638,469
    APT Satellite Holdings, Ltd..........................  1,641,250        624,996
    Arts Optical International Hldgs, Ltd................     70,000         18,098
    Asia Financial Holdings, Ltd.........................    400,000        244,802
    Asia Satellite Telecommunications Holdings, Ltd......    181,500        111,035
    Asia Standard International Group, Ltd...............  1,951,561        462,788
    Asiasec Properties, Ltd..............................    273,000        136,143
    ASM Pacific Technology, Ltd..........................    839,500     10,102,261
    Associated International Hotels, Ltd.................     79,000        239,742
*   Auto Italia Holdings.................................  2,475,000         25,114
    Bank of East Asia, Ltd. (The)........................  1,867,652      7,432,780
*   BeijingWest Industries International, Ltd............  1,032,400        154,008
*   Best Food Holding Co., Ltd...........................    392,000         65,899
    BOC Aviation, Ltd....................................    630,700      3,972,580
    BOC Hong Kong Holdings, Ltd..........................  4,333,000     21,030,056
    BOE Varitronix, Ltd..................................  1,397,000        554,544
*   Bonjour Holdings, Ltd................................  5,884,000        225,011
    Bossini International Holdings, Ltd..................  2,184,000         90,575
#   Bright Smart Securities & Commodities Group, Ltd.....  3,660,000        966,999

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
HONG KONG -- (Continued)
*   Brightoil Petroleum Holdings, Ltd....................  9,893,000 $   708,979
*   Brockman Mining, Ltd.................................  2,850,520      73,887
*   Burwill Holdings, Ltd................................  9,641,600     375,719
#   Cafe de Coral Holdings, Ltd..........................  1,614,000   4,071,225
*   Camsing International Holding, Ltd...................    528,000     459,394
*   Cash Financial Services Group, Ltd...................  1,998,000      30,003
    Cathay Pacific Airways, Ltd..........................  3,494,000   5,400,827
    CCT Fortis Holdings, Ltd.............................    216,000      23,964
*   CCT Land Holdings, Ltd............................... 15,680,000      19,977
#   Century City International Holdings, Ltd.............  1,424,000     130,822
    CGN Mining Co., Ltd..................................  2,380,000     136,689
    Chen Hsong Holdings..................................    360,000      89,476
    Cheuk Nang Holdings, Ltd.............................    109,590      67,036
    Chevalier International Holdings, Ltd................    130,276     201,536
*   China Best Group Holding, Ltd........................  6,040,000      53,877
*   China Chuanglian Education Financial Group, Ltd......  2,472,000      27,974
    China Display Optoelectronics Technology Holdings,
      Ltd................................................  1,624,000     141,144
*   China Energy Development Holdings, Ltd............... 33,734,000     330,818
    China Flavors & Fragrances Co., Ltd..................  1,055,351     363,912
*   China Fortune Financial Group, Ltd...................  3,118,000      46,501
    China Goldjoy Group, Ltd.............................  2,336,000     143,244
*   China Healthcare Enterprise Group, Ltd...............  2,396,000      30,789
*   China Healthwise Holdings, Ltd.......................  2,824,000      25,123
*   China HKBridge Holdings, Ltd.........................     32,000       5,053
#*  China LNG Group, Ltd.................................  1,994,000     323,390
*   China Ludao Technology Co., Ltd......................    404,000      70,554
*   China Medical & HealthCare Group, Ltd................  1,040,000      33,355
    China Motor Bus Co., Ltd.............................      6,800      85,094
#*  China Smarter Energy Group Holdings, Ltd.............  1,462,000     175,213
*   China Soft Power Technology Holdings, Ltd............ 16,487,301     145,331
*   China Solar Energy Holdings, Ltd.....................  1,033,500       4,444
*   China Star Entertainment, Ltd........................  7,506,000     259,416
#*  China Strategic Holdings, Ltd........................ 31,765,000     312,197
    China Ting Group Holdings, Ltd.......................  1,862,000      86,551
*   China Tonghai International Financial, Ltd...........    210,000      23,544
    Chinese Estates Holdings, Ltd........................  1,011,000   1,342,521
*   Chinlink International Holdings, Ltd.................    634,800      75,944
    Chong Hing Bank, Ltd.................................     14,000      26,014
    Chow Sang Sang Holdings International, Ltd...........  1,275,000   2,239,742
    Chow Tai Fook Jewellery Group, Ltd...................  1,974,000   1,953,703
    CHTC Fong's International Co., Ltd...................     54,000      10,029
    Chuang's China Investments, Ltd......................  4,174,219     276,896
    Chuang's Consortium International, Ltd...............  4,259,553     907,033
    CITIC Telecom International Holdings, Ltd............  8,345,000   2,363,988
    CK Asset Holdings, Ltd...............................  1,535,908  11,762,720
    CK Hutchison Holdings, Ltd...........................  2,805,908  30,541,423
    CK Infrastructure Holdings, Ltd......................    780,545   5,794,213
#   CK Life Sciences Intl Holdings, Inc.................. 11,806,000     798,843
    CLP Holdings, Ltd....................................    737,500   8,430,315
*   CMMB Vision Holdings, Ltd............................  7,760,000     125,674
    CNQC International Holdings, Ltd.....................  3,362,500     905,138
    CNT Group, Ltd.......................................    814,000      37,298
*   Common Splendor International Health Industry Group,
      Ltd................................................  3,976,000     440,649
*   Continental Holdings, Ltd............................    440,000       6,732
#   Convenience Retail Asia, Ltd.........................    122,000      54,017
#*  Convoy Global Holdings, Ltd.......................... 25,290,000     201,700
#   Cowell e Holdings, Inc...............................  2,470,000     520,920
*   CP Lotus Corp........................................  1,420,000      19,221
*   Crocodile Garments...................................  2,682,000     263,297

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES      VALUE>>
                                                          ----------- -----------
HONG KONG -- (Continued)
#   Cross-Harbour Holdings, Ltd. (The)...................     206,000 $   346,580
    CSI Properties, Ltd..................................  22,624,200   1,268,406
*   CST Group, Ltd.......................................  47,232,000     198,230
    CW Group Holdings, Ltd...............................   1,730,500      50,929
    Dah Sing Banking Group, Ltd..........................   1,493,302   3,172,102
    Dah Sing Financial Holdings, Ltd.....................     741,644   4,706,963
    Dickson Concepts International, Ltd..................     361,000     154,668
*   Digital Domain Holdings, Ltd.........................   8,390,000     137,002
    Dynamic Holdings, Ltd................................      16,000      15,282
    Eagle Nice International Holdings, Ltd...............   1,394,000     654,530
    EcoGreen International Group, Ltd....................     322,240      68,665
*   eForce Holdings, Ltd.................................   4,144,000      88,895
    Emperor Capital Group, Ltd...........................  15,000,000     910,110
    Emperor Entertainment Hotel, Ltd.....................   2,825,000     619,618
    Emperor International Holdings, Ltd..................   6,332,416   1,816,263
    Emperor Watch & Jewellery, Ltd.......................  16,790,000     944,643
#   Enerchina Holdings, Ltd..............................  17,085,000     949,018
*   ENM Holdings, Ltd....................................   2,608,000     340,035
#*  Esprit Holdings, Ltd.................................   7,270,013   1,967,176
*   eSun Holdings, Ltd...................................     963,000     156,010
*   Eternity Investment, Ltd.............................     520,000      11,606
    Fairwood Holdings, Ltd...............................     254,500     969,995
    Far East Consortium International, Ltd...............   6,519,872   3,657,136
*   Far East Holdings International, Ltd.................   1,383,000      97,257
#*  FIH Mobile, Ltd......................................  13,538,000   2,056,656
    First Pacific Co., Ltd...............................   9,105,756   4,231,057
*   First Shanghai Investments, Ltd......................   3,688,000     255,401
    Fountain SET Holdings, Ltd...........................   3,596,000     541,075
    Four Seas Mercantile Holdings, Ltd...................      36,000      16,766
*   Freeman FinTech Corp., Ltd...........................  37,960,000     499,899
    Fulum Group Holdings, Ltd............................      88,000       7,171
#   Future Bright Holdings, Ltd..........................   1,410,000     163,720
*   Future World Financial Holdings, Ltd.................     187,783       2,836
    Galaxy Entertainment Group, Ltd......................   1,604,000  12,922,832
#   Genting Hong Kong, Ltd...............................     678,000     112,367
    Get Nice Financial Group, Ltd........................     434,824      54,838
    Get Nice Holdings, Ltd...............................  28,099,000     986,298
    Giordano International, Ltd..........................   9,044,000   5,137,001
#*  Global Brands Group Holding, Ltd.....................  29,711,250   1,689,878
#   Glorious Sun Enterprises, Ltd........................   1,555,000     160,707
    Gold Peak Industries Holdings, Ltd...................     605,000      64,764
    Golden Resources Development International, Ltd......     924,000      55,323
#*  Gold-Finance Holdings, Ltd...........................   1,212,000     365,883
#*  Good Resources Holdings, Ltd.........................   5,300,000     129,706
    Goodbaby International Holdings, Ltd.................   2,071,000   1,085,718
*   GR Properties, Ltd...................................     914,000     101,875
    Great Eagle Holdings, Ltd............................     412,213   2,023,449
*   Greenheart Group, Ltd................................     248,200      28,558
*   Greentech Technology International, Ltd..............   1,300,000      15,577
*   G-Resources Group, Ltd............................... 118,426,200   1,389,919
    Guangnan Holdings, Ltd...............................   1,750,000     198,323
    Guoco Group, Ltd.....................................      25,000     412,461
#   Guotai Junan International Holdings, Ltd.............  16,122,000   3,770,018
    Haitong International Securities Group, Ltd..........   7,339,586   3,316,936
    Hang Lung Group, Ltd.................................   2,705,000   8,004,021
    Hang Lung Properties, Ltd............................   3,667,000   7,709,997
    Hang Seng Bank, Ltd..................................     462,800  12,612,322
    Hanison Construction Holdings, Ltd...................     809,496     140,329
*   Hao Tian Development Group, Ltd......................  11,201,000     384,080

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
HONG KONG -- (Continued)
    Harbour Centre Development, Ltd......................    158,000 $   303,209
    Henderson Land Development Co., Ltd..................  1,621,440   9,056,616
*   HJ Capital International Holdings Co., Ltd...........  1,440,000      21,395
#   HK Electric Investments & HK Electric Investments,
      Ltd................................................  2,691,000   2,746,447
    HKBN, Ltd............................................  2,447,000   3,791,429
    HKR International, Ltd...............................  3,332,762   2,070,797
    HKT Trust & HKT, Ltd................................. 11,481,000  15,374,506
    Hoifu Energy Group, Ltd..............................  1,506,000     188,033
    Hon Kwok Land Investment Co., Ltd....................    234,000     129,748
    Hong Kong & China Gas Co., Ltd.......................  2,898,721   5,919,085
#   Hong Kong Aircraft Engineering Co., Ltd..............    129,200   1,140,794
    Hong Kong Exchanges & Clearing, Ltd..................    404,065  11,974,678
#   Hong Kong Ferry Holdings Co., Ltd....................    123,000     137,306
#   Hong Kong International Construction Investment
      Management Group Co., Ltd..........................    606,000     141,529
    Hong Kong Shanghai Alliance Holdings, Ltd............    196,000      17,732
#*  Hong Kong Television Network, Ltd....................  1,567,000     555,073
    Hongkong & Shanghai Hotels, Ltd. (The)...............  1,431,924   2,009,223
    Hongkong Chinese, Ltd................................  2,187,143     349,091
    Hop Hing Group Holdings, Ltd.........................  4,256,000      88,774
    Hopewell Holdings, Ltd...............................  1,625,500   5,774,532
#*  Hsin Chong Group Holdings, Ltd.......................  9,152,000      76,490
*   Huan Yue Interactive Holdings, Ltd...................    279,000      39,844
#   Huarong International Financial Holdings, Ltd........    101,000      13,251
*   Huarong Investment Stock Corp., Ltd..................    495,000      27,037
*   Huisheng International Holdings, Ltd.................    640,000      16,345
    Hung Hing Printing Group, Ltd........................  1,064,524     200,837
#   Hutchison Telecommunications Hong Kong Holdings, Ltd.  8,562,000   3,064,881
    Hysan Development Co., Ltd...........................    962,215   5,275,539
#*  I-CABLE Communications, Ltd..........................  5,201,153      86,218
    IGG, Inc.............................................  3,266,000   4,232,360
*   Imagi International Holdings, Ltd....................  1,138,799     250,216
    International Housewares Retail Co., Ltd.............    560,000     141,418
    IPE Group, Ltd.......................................  2,010,000     334,734
#*  IRC, Ltd.............................................  9,562,800     166,181
    IT, Ltd..............................................  2,749,087   1,810,329
#   ITC Properties Group, Ltd............................  1,495,098     464,610
    Johnson Electric Holdings, Ltd.......................  1,865,250   5,528,765
    Kader Holdings Co., Ltd..............................  1,016,000     168,744
    Kam Hing International Holdings, Ltd.................     74,000       6,800
    Karrie International Holdings, Ltd...................  1,668,000     240,635
    Kerry Logistics Network, Ltd.........................  2,428,791   3,181,079
    Kerry Properties, Ltd................................  2,482,583  12,593,559
    Kingmaker Footwear Holdings, Ltd.....................  1,350,000     352,804
#   Kingston Financial Group, Ltd........................  8,261,000   2,034,132
    Kowloon Development Co., Ltd.........................  1,627,000   1,896,207
*   Kwan On Holdings, Ltd................................    700,000      64,159
    Lai Sun Development Co., Ltd.........................  1,124,893   1,929,941
    Lam Soon Hong Kong, Ltd..............................     12,000      20,483
*   Landing International Development, Ltd...............  4,467,600   4,431,746
    Landsea Green Group Co., Ltd.........................    584,000      69,940
#*  LEAP Holdings Group, Ltd.............................    360,000      33,095
*   Lerado Financial Group Co., Ltd......................    740,000       2,244
    Li & Fung, Ltd....................................... 27,335,250   9,269,683
    Lifestyle International Holdings, Ltd................  2,327,500   4,633,575
    Lippo China Resources, Ltd........................... 12,586,000     305,428
    Lippo, Ltd...........................................    236,000     117,190
    Liu Chong Hing Investment, Ltd.......................    838,000   1,325,150
    L'Occitane International SA..........................  1,916,250   3,346,304

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
HONG KONG -- (Continued)
    Luk Fook Holdings International, Ltd.................  1,680,000 $ 5,977,136
    Luks Group Vietnam Holdings Co., Ltd.................    130,000      40,589
    Lung Kee Bermuda Holdings............................    432,000     211,453
#   Macau Legend Development, Ltd........................  6,275,000   1,112,452
    Magnificent Hotel Investment, Ltd....................  4,616,000     119,357
#   Man Wah Holdings, Ltd................................  8,056,800   5,942,063
#*  Mason Group Holdings, Ltd............................ 35,143,200     675,445
#*  Master Glory Group, Ltd..............................  1,716,040       9,182
#*  Master Glory Group, Ltd.............................. 40,681,388     217,026
*   Maxnerva Technology Services, Ltd....................    196,000      26,562
*   Mei Ah Entertainment Group, Ltd......................    820,000      23,008
    Melco International Development, Ltd.................  3,844,000  10,934,087
    Melco Resorts & Entertainment, Ltd., ADR.............     47,606   1,231,091
#   MGM China Holdings, Ltd..............................    757,600   1,633,972
    Microport Scientific Corp............................    914,000   1,056,316
#   Midland Holdings, Ltd................................  2,090,000     574,142
*   Midland IC&I, Ltd....................................  1,008,000      39,270
    Ming Fai International Holdings, Ltd.................    719,000      95,196
    Miramar Hotel & Investment...........................    378,000     720,871
    Modern Dental Group, Ltd.............................    566,000     134,963
*   Mongolian Mining Corp................................ 15,793,250     239,515
    MTR Corp., Ltd.......................................  1,016,884   5,707,576
    NagaCorp., Ltd....................................... 11,416,000  12,828,131
    Nameson Holdings, Ltd................................  3,572,000     610,734
    National Electronics Hldgs...........................     61,600       9,263
*   National United Resources Holdings, Ltd..............  3,320,000      11,251
*   Neo-Neon Holdings, Ltd...............................  1,329,000     125,403
*   NEW Concepts Holdings, Ltd...........................    632,000     281,012
*   New Sports Group, Ltd................................  1,268,500     107,032
*   New Times Energy Corp., Ltd..........................  7,013,000     121,633
    New World Development Co., Ltd....................... 10,663,139  15,204,587
#*  NewOcean Energy Holdings, Ltd........................  4,708,000   1,165,526
*   Newtree Group Holdings, Ltd..........................    814,000      59,148
*   Next Digital, Ltd....................................    740,000      22,365
*   Nine Express, Ltd....................................  1,746,000      64,555
#   NWS Holdings, Ltd....................................  2,634,221   4,761,408
*   OCI International Holdings, Ltd......................     40,000       6,114
    On Time Logistics Holdings, Ltd......................     42,000      19,799
#   OP Financial, Ltd....................................  1,436,000     550,074
    Orange Sky Golden Harvest Entertainment Holdings,
      Ltd................................................  4,285,000     267,920
    Orient Overseas International, Ltd...................    875,500   9,207,805
    Oriental Watch Holdings..............................  1,768,240     544,825
*   Pacific Andes International Holdings, Ltd............ 11,918,411      41,606
*   Pacific Basin Shipping, Ltd.......................... 18,047,000   4,716,275
    Pacific Textiles Holdings, Ltd.......................  5,010,000   4,203,543
    Paliburg Holdings, Ltd...............................    928,790     380,223
#*  Paradise Entertainment, Ltd..........................  1,944,000     223,328
    PC Partner Group, Ltd................................  1,210,000   1,014,886
    PCCW, Ltd............................................ 17,932,265  10,471,965
*   Pearl Oriental Oil, Ltd..............................  4,734,627      54,294
    Pegasus International Holdings, Ltd..................     82,000       9,924
    Perfect Shape Beauty Technology, Ltd.................  1,336,000     390,435
#   Pico Far East Holdings, Ltd..........................  3,256,000   1,348,737
    Playmates Holdings, Ltd..............................  3,856,000     506,603
    Playmates Toys, Ltd..................................  4,012,000     378,478
    Plover Bay Technologies, Ltd.........................    904,000     148,113
    Polytec Asset Holdings, Ltd..........................  4,940,000     536,399
    Power Assets Holdings, Ltd...........................    737,000   5,214,100
    Prada SpA............................................    509,100   2,425,857

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
HONG KONG -- (Continued)
*   PT International Development Co., Ltd................  3,548,550 $   198,904
    Public Financial Holdings, Ltd.......................    776,000     325,933
*   PuraPharm Corp., Ltd.................................    387,000     128,676
*   PYI Corp., Ltd....................................... 18,298,552     333,778
#*  Realord Group Holdings, Ltd..........................    636,000     374,366
#   Regal Hotels International Holdings, Ltd.............  1,375,400     787,021
*   Regent Pacific Group, Ltd............................  7,980,000     381,206
#   Regina Miracle International Holdings, Ltd...........    903,000     712,952
    Sa Sa International Holdings, Ltd....................  5,093,171   2,718,807
#   Samsonite International SA...........................  3,418,800  12,920,835
    Sands China, Ltd.....................................    694,400   3,587,792
    SAS Dragon Holdings, Ltd.............................  1,306,000     433,003
#   SEA Holdings, Ltd....................................    653,918     935,467
    Shangri-La Asia, Ltd.................................  2,404,166   3,945,559
    Shenwan Hongyuan HK, Ltd.............................  1,895,000     496,865
*   Shougang Concord Grand Group, Ltd....................    334,000       7,669
    Shun Ho Property Investments, Ltd....................     70,224      25,175
    Shun Tak Holdings, Ltd...............................  6,764,250   2,745,448
*   Silver Base Group Holdings, Ltd......................  2,706,000     193,381
#*  Sincere Watch Hong Kong, Ltd.........................  5,990,000      76,368
    Sing Tao News Corp., Ltd.............................    892,000     106,965
    Singamas Container Holdings, Ltd.....................  6,378,000     814,519
    Sino Land Co., Ltd...................................  6,040,095  10,383,965
    SITC International Holdings Co., Ltd.................  4,558,000   4,424,887
    Sitoy Group Holdings, Ltd............................  1,298,000     375,807
    SJM Holdings, Ltd....................................  7,198,699   8,766,346
*   Sky Light Holdings, Ltd..............................    362,000      31,871
    SmarTone Telecommunications Holdings, Ltd............  2,455,430   2,540,524
*   SOCAM Development, Ltd...............................  1,466,488     433,033
#*  Solartech International Holdings, Ltd................  9,140,000   1,245,580
*   Solartech International Holdings, Ltd................  1,920,000     243,934
*   Solomon Systech International, Ltd...................  5,494,000     196,540
#   Soundwill Holdings, Ltd..............................    263,000     419,564
*   South China Financial Holdings, Ltd.................. 25,300,000      96,722
*   South China Holdings Co., Ltd........................  2,720,000      78,846
*   South Shore Holdings, Ltd............................    825,500      73,799
    Stella International Holdings, Ltd...................  1,573,000   1,783,364
    Stelux Holdings International, Ltd...................    637,600      28,479
*   Success Universe Group, Ltd..........................  3,996,000     142,852
#*  Summit Ascent Holdings, Ltd..........................  2,860,000     292,018
    Sun Hing Vision Group Holdings, Ltd..................    122,000      43,560
    Sun Hung Kai & Co., Ltd..............................  3,174,787   1,855,445
    Sun Hung Kai Properties, Ltd.........................  1,664,011  26,096,247
#*  Suncorp Technologies, Ltd............................  4,380,000      10,059
    Sunwah Kingsway Capital Holdings, Ltd................  3,900,000      46,286
    Swire Pacific, Ltd., Class A.........................  1,071,000  11,631,871
    Swire Pacific, Ltd., Class B.........................  1,867,500   3,355,390
    Swire Properties, Ltd................................    675,850   2,661,725
#   TAI Cheung Holdings, Ltd.............................    704,000     759,491
    Tai Sang Land Development, Ltd.......................    145,523      95,066
#   Tai United Holdings, Ltd.............................  2,025,000     201,454
*   Talent Property Group, Ltd........................... 19,560,000     249,491
    Tan Chong International, Ltd.........................    372,000     134,683
    Tao Heung Holdings, Ltd..............................    795,000     137,820
    Techtronic Industries Co., Ltd.......................  3,200,500  17,848,959
#   Television Broadcasts, Ltd...........................  1,034,900   3,212,906
*   Termbray Industries International Holdings, Ltd......    112,000       6,309
#   Texwinca Holdings, Ltd...............................  3,716,000   1,635,962
*   Theme International Holdings, Ltd....................    850,000      17,983

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- ------------
HONG KONG -- (Continued)
#   TK Group Holdings, Ltd...............................    590,000 $    490,975
#*  TOM Group, Ltd.......................................    320,000       92,239
#   Town Health International Medical Group, Ltd.........    444,000       14,640
    Tradelink Electronic Commerce, Ltd...................  2,244,000      346,444
    Transport International Holdings, Ltd................  1,031,002    2,982,570
*   Trinity, Ltd.........................................  4,822,000      382,499
*   TSC Group Holdings, Ltd..............................  1,762,000      110,843
    Tsui Wah Holdings, Ltd...............................  2,518,000      305,030
    Union Medical Healthcare, Ltd........................    622,000      407,227
#   United Laboratories International Holdings, Ltd.
      (The)..............................................  3,727,500    3,554,572
*   Universe International Financial Holdings, Ltd.......    210,000       20,066
*   Up Energy Development Group, Ltd.....................  2,252,000        6,943
*   Value Convergence Holdings, Ltd......................  1,484,000      207,844
#   Value Partners Group, Ltd............................  1,141,000      891,123
    Vanke Property Overseas, Ltd.........................    123,000       74,362
    Vantage International Holdings, Ltd..................  1,038,000      101,949
    Vedan International Holdings, Ltd....................  1,404,000      138,446
*   Victory City International Holdings, Ltd............. 20,820,814      337,341
    Vitasoy International Holdings, Ltd..................  2,446,000    8,715,495
#   VPower Group International Holdings, Ltd.............    346,000      159,395
#   VSTECS Holdings, Ltd.................................  3,845,200    2,087,045
    VTech Holdings, Ltd..................................    573,000    6,422,096
    Wai Kee Holdings, Ltd................................    300,000      156,555
*   Wan Kei Group Holdings, Ltd..........................    550,000       82,482
    Wang On Group, Ltd................................... 31,060,000      451,901
    Water Oasis Group, Ltd...............................    564,000       85,737
*   We Solutions, Ltd....................................  1,828,000      216,953
    WH Group, Ltd........................................ 22,669,500   18,251,526
    Wharf Holdings, Ltd. (The)...........................  2,779,750    9,202,766
    Wharf Real Estate Investment Co., Ltd................    778,750    5,672,946
    Wheelock & Co., Ltd..................................  1,415,000   10,045,620
    Win Hanverky Holdings, Ltd...........................    976,000       85,895
*   Winfull Group Holdings, Ltd..........................  3,696,000       62,264
    Wing On Co. International, Ltd.......................    123,137      453,563
    Wing Tai Properties, Ltd.............................    438,000      342,883
    Wonderful Sky Financial Group Holdings, Ltd..........    944,000      158,334
    Wong's Kong King International.......................    218,000       31,963
    Wynn Macau, Ltd......................................  1,242,400    3,669,282
    Xinyi Glass Holdings, Ltd............................  9,332,000   11,046,344
#*  Yat Sing Holdings, Ltd...............................    850,000       30,369
    Yau Lee Holdings, Ltd................................    134,000       23,208
    YGM Trading, Ltd.....................................    103,000       85,964
    YTO Express Holdings, Ltd............................     62,000       29,367
    Yue Yuen Industrial Holdings, Ltd....................  3,321,000    8,935,759
    Yugang International, Ltd............................ 15,026,000      403,165
*   ZH International Holdings, Ltd.......................  1,270,000       40,291
                                                                     ------------
TOTAL HONG KONG..........................................             781,423,514
                                                                     ------------
IRELAND -- (0.5%)
    AIB Group P.L.C......................................    446,242    2,557,400
    Bank of Ireland Group P.L.C..........................  2,481,597   21,298,014
    C&C Group P.L.C......................................    790,237    3,175,616
    C&C Group P.L.C......................................     24,767      100,120
    CRH P.L.C............................................    173,628    5,938,561
#   CRH P.L.C., Sponsored ADR............................    630,171   21,608,564
    CRH P.L.C............................................     71,685    2,448,730
*   Datalex P.L.C........................................     13,290       39,255
    FBD Holdings P.L.C...................................     18,709      227,000
    FBD Holdings P.L.C...................................     40,232      487,787

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
IRELAND -- (Continued)
    Glanbia P.L.C........................................   667,742 $ 10,984,733
    Glanbia P.L.C........................................    74,909    1,231,640
    IFG Group P.L.C......................................    70,929      130,897
*   Independent News & Media P.L.C....................... 1,219,083      132,281
    Irish Continental Group P.L.C........................   366,182    2,246,876
*   Kenmare Resources P.L.C..............................       165          473
    Kerry Group P.L.C., Class A..........................    24,811    2,634,745
    Kerry Group P.L.C., Class A..........................    76,886    8,178,371
    Kingspan Group P.L.C.................................   594,979   27,629,793
    Kingspan Group P.L.C.................................    19,320      897,396
    Paddy Power Betfair P.L.C............................    90,861    9,909,499
    Paddy Power Betfair P.L.C............................    51,120    5,563,752
*   Permanent TSB Group Holdings P.L.C...................     5,510       13,494
    Smurfit Kappa Group P.L.C............................   823,366   33,832,309
                                                                    ------------
TOTAL IRELAND............................................            161,267,306
                                                                    ------------
ISRAEL -- (0.6%)
*   ADO Group, Ltd.......................................    49,983    1,024,365
*   Africa Israel Properties, Ltd........................    45,957    1,017,415
#*  Airport City, Ltd....................................   218,821    2,486,556
    Albaad Massuot Yitzhak, Ltd..........................       660        7,690
*   Allot Communications, Ltd............................    50,788      256,846
    Alony Hetz Properties & Investments, Ltd.............    63,434      623,442
#   Alrov Properties and Lodgings, Ltd...................    26,267      810,639
    Amot Investments, Ltd................................   364,460    1,838,283
    Arad, Ltd............................................     1,421       13,591
#*  Arko Holdings, Ltd...................................   905,544      456,544
    Ashtrom Group, Ltd...................................     6,866       25,442
    Ashtrom Properties, Ltd..............................   100,740      412,113
*   AudioCodes, Ltd......................................    23,298      223,425
*   AudioCodes, Ltd......................................     2,000       19,520
    Avgol Industries 1953, Ltd...........................   249,126      253,146
*   Azorim-Investment Development & Construction Co.,
      Ltd................................................   154,220      138,624
#   Azrieli Group, Ltd...................................    51,971    2,489,222
    Bank Hapoalim BM..................................... 2,558,428   18,093,926
    Bank Leumi Le-Israel BM.............................. 4,641,990   29,092,698
    Bayside Land Corp....................................     2,489    1,095,878
    Bezeq The Israeli Telecommunication Corp., Ltd....... 1,878,121    1,989,759
    Big Shopping Centers, Ltd............................    16,516    1,066,371
    Blue Square Real Estate, Ltd.........................    15,343      535,005
*   Brack Capital Properties NV..........................     5,432      605,302
#   Carasso Motors, Ltd..................................    28,822      155,892
#*  Cellcom Israel, Ltd..................................   271,460    1,551,792
*   Cellcom Israel, Ltd..................................    45,166      253,607
    Ceragon Networks, Ltd................................    99,230      397,912
*   Clal Biotechnology Industries, Ltd...................   107,037       95,936
*   Clal Insurance Enterprises Holdings, Ltd.............   113,120    1,849,650
#*  Compugen, Ltd........................................    26,688       84,905
    Danel Adir Yeoshua, Ltd..............................    10,689      464,713
    Delek Automotive Systems, Ltd........................   168,544      890,917
#   Delek Group, Ltd.....................................    11,827    1,683,613
#   Delta-Galil Industries, Ltd..........................    53,707    1,552,257
    Direct Insurance Financial Investments, Ltd..........    84,151      945,967
#*  El Al Israel Airlines................................ 1,912,217      475,773
    Elbit Systems, Ltd...................................    34,092    4,093,221
    Elbit Systems, Ltd...................................     2,033      244,611
#   Electra Consumer Products 1970, Ltd..................    57,217      568,832
    Electra, Ltd.........................................     7,939    1,832,981
*   Elron Electronic Industries, Ltd.....................     6,344       24,369

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
ISRAEL -- (Continued)
#*  Energix-Renewable Energies, Ltd......................   317,806 $   331,243
#*  Enlight Renewable Energy, Ltd........................   382,133     188,682
*   Evogene, Ltd.........................................    33,343      96,130
    First International Bank Of Israel, Ltd..............   299,374   6,441,261
    FMS Enterprises Migun, Ltd...........................    10,674     295,149
#   Formula Systems 1985, Ltd............................    50,639   1,794,983
    Fox Wizel, Ltd.......................................    51,221   1,060,434
    Frutarom Industries, Ltd.............................    58,434   5,906,438
*   Gilat Satellite Networks, Ltd........................    66,380     562,444
    Hadera Paper, Ltd....................................     9,725     695,241
    Hamlet Israel-Canada, Ltd............................    19,671     476,740
    Harel Insurance Investments & Financial Services,
      Ltd................................................   611,894   4,703,703
    Hilan, Ltd...........................................    43,799     980,198
    IDI Insurance Co., Ltd...............................    23,104   1,400,727
#*  Industrial Buildings Corp., Ltd......................   482,946     611,866
    Inrom Construction Industries, Ltd...................   199,916     729,479
    Israel Chemicals, Ltd................................   776,894   3,719,247
#   Israel Discount Bank, Ltd., Class A.................. 1,936,348   6,121,350
*   Israel Land Development Co., Ltd. (The)..............     9,758      82,417
    Isras Investment Co., Ltd............................       130      14,458
    Issta Lines, Ltd.....................................     2,307      38,667
*   Jerusalem Oil Exploration............................    52,053   2,625,945
*   Kamada, Ltd..........................................    38,092     214,426
    Kenon Holdings, Ltd..................................    36,481     581,362
    Kerur Holdings, Ltd..................................    18,712     490,431
    Klil Industries, Ltd.................................     4,833     415,231
    Maabarot Products, Ltd...............................     1,704      17,664
    Magic Software Enterprises, Ltd......................    17,153     144,073
    Matrix IT, Ltd.......................................   121,535   1,276,874
#   Maytronics, Ltd......................................   132,264     679,248
*   Mazor Robotics, Ltd..................................    29,389     915,116
#*  Mazor Robotics, Ltd., Sponsored ADR..................     6,362     398,388
    Mediterranean Towers, Ltd............................    11,711      19,918
    Mega Or Holdings, Ltd................................    34,591     378,033
    Meitav Dash Investments, Ltd.........................    39,110     117,329
    Melisron, Ltd........................................    43,846   1,723,249
    Menora Mivtachim Holdings, Ltd.......................   106,957   1,154,087
*   Migdal Insurance & Financial Holding, Ltd............ 1,678,948   1,646,323
    Minrav Holdings, Ltd.................................       262      28,609
    Mivtach Shamir Holdings, Ltd.........................    16,391     297,131
    Mizrahi Tefahot Bank, Ltd............................   534,321  10,390,884
#   Naphtha Israel Petroleum Corp., Ltd..................   211,127   1,213,747
    Nawi Brothers, Ltd...................................    16,063      82,645
    Neto ME Holdings, Ltd................................     4,635     368,701
#*  Nice, Ltd., Sponsored ADR............................    69,691   7,624,195
*   Nova Measuring Instruments, Ltd......................    86,718   2,436,416
*   NR Spuntech Industries, Ltd..........................    30,865      97,507
    Oil Refineries, Ltd.................................. 7,425,664   3,420,363
*   Palram Industries 1990, Ltd..........................     2,476      14,221
*   Partner Communications Co., Ltd......................   502,126   1,932,659
*   Partner Communications Co., Ltd., ADR................    11,519      43,254
    Paz Oil Co., Ltd.....................................    20,881   2,980,423
    Phoenix Holdings, Ltd. (The).........................   323,474   1,730,569
    Plasson Industries, Ltd..............................    12,742     539,889
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd..    24,771   1,172,944
*   Redhill Biopharma, Ltd., Sponsored ADR...............     1,200       9,324
    Scope Metals Group, Ltd..............................    45,312   1,148,586
#   Shapir Engineering and Industry, Ltd.................   319,964     927,641
#   Shikun & Binui, Ltd.................................. 1,275,810   2,365,810

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
ISRAEL -- (Continued)
    Shufersal, Ltd.......................................    433,104 $  2,616,382
*.. SodaStream International, Ltd........................      7,083      610,352
    Strauss Group, Ltd...................................    110,282    2,259,301
    Summit Real Estate Holdings, Ltd.....................     45,996      392,358
#*. Suny Cellular Communication, Ltd.....................    471,165      227,795
#.. Tadiran Holdings, Ltd................................     12,058      293,376
    Teva Pharmaceutical Industries, Ltd., Sponsored ADR..    515,734   12,346,672
    Teva Pharmaceutical Industries, Ltd..................        264        6,312
*.. Tower Semiconductor, Ltd.............................    302,075    6,237,849
*.. Tower Semiconductor, Ltd.............................     22,626      462,792
#*. Union Bank of Israel.................................     95,255      392,398
                                                                     ------------
TOTAL ISRAEL.............................................             195,462,409
                                                                     ------------
ITALY -- (2.9%)
#*  A.S. Roma SpA........................................    392,271      240,236
    A2A SpA..............................................  8,928,123   16,377,834
    ACEA SpA.............................................    288,465    4,559,315
#*  Aeffe SpA............................................    131,764      443,503
    Amplifon SpA.........................................    287,216    6,405,567
    Anima Holding SpA....................................  1,296,925    6,951,718
*   Ansaldo STS SpA......................................    190,254    2,803,575
*   Arnoldo Mondadori Editore SpA........................    970,715    1,651,125
    Ascopiave SpA........................................    325,085    1,208,049
    Assicurazioni Generali SpA...........................  2,476,453   43,915,001
#*  Astaldi SpA..........................................    270,013      607,066
    Atlantia SpA.........................................    526,867   15,606,149
    Autogrill SpA........................................    491,602    5,366,367
#   Azimut Holding SpA...................................    520,746    8,726,330
    B&C Speakers SpA.....................................      9,516      139,068
*   Banca Carige SpA..................................... 17,423,174      181,429
    Banca Finnat Euramerica SpA..........................    271,040      118,722
    Banca Generali SpA...................................    199,612    5,373,160
    Banca IFIS SpA.......................................    163,926    5,127,031
    Banca Mediolanum SpA.................................    875,178    6,275,257
#*  Banca Monte dei Paschi di Siena SpA..................     20,323       63,084
    Banca Popolare di Sondrio SCPA.......................  1,747,692    7,558,185
#   Banca Profilo SpA....................................    963,146      241,726
#   Banca Sistema SpA....................................    238,055      583,402
#*  Banco BPM SpA........................................  7,233,656   22,926,258
    Banco di Desio e della Brianza SpA...................     79,813      204,430
    BasicNet SpA.........................................     93,829      448,549
#   BE...................................................    508,829      544,867
    Biesse SpA...........................................     74,766    3,076,692
#   BPER Banca...........................................  3,183,261   17,721,539
    Brembo SpA...........................................    654,524    8,958,653
    Brunello Cucinelli SpA...............................     97,641    4,053,529
#   Buzzi Unicem SpA.....................................    319,162    7,019,873
    Cairo Communication SpA..............................    464,258    1,758,291
#   Carraro SpA..........................................    217,998      746,942
    Cembre SpA...........................................     12,342      361,124
    Cementir Holding SpA.................................    227,374    1,841,922
    Cerved Group SpA.....................................    608,585    6,991,653
    CIR-Compagnie Industriali Riunite SpA................  1,688,588    2,047,419
#   CNH Industrial NV....................................  1,464,786   17,195,883
    Credito Emiliano SpA.................................    331,841    2,457,205
*   Credito Valtellinese SpA............................. 29,114,345    3,603,716
#*  d'Amico International Shipping SA....................  1,128,279      228,022
    Danieli & C Officine Meccaniche SpA..................     58,878    1,445,003
    Datalogic SpA........................................     55,741    1,879,728

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
ITALY -- (Continued)
    Davide Campari-Milano SpA............................  1,408,398 $11,863,759
    De' Longhi SpA.......................................    158,365   4,652,816
    DeA Capital SpA......................................    578,808     872,114
#   DiaSorin SpA.........................................     70,370   7,549,413
#   Digital Bros SpA.....................................     15,535     173,607
    Ei Towers SpA........................................     80,402   5,353,703
    El.En. SpA...........................................     27,770     916,210
#*  Elica SpA............................................     93,876     236,650
    Emak SpA.............................................    201,292     283,773
    Enav SpA.............................................    239,416   1,233,127
#   Enel SpA.............................................  6,230,059  34,707,202
    Eni SpA..............................................  2,250,866  43,325,880
#   Eni SpA, Sponsored ADR...............................    214,005   8,273,433
#*  ePrice SpA...........................................     21,483      36,875
    ERG SpA..............................................    312,740   7,029,087
    Esprinet SpA.........................................    135,692     612,985
*   Eurotech SpA.........................................    126,880     370,342
*   Exprivia SpA.........................................     87,516     123,997
    Falck Renewables SpA.................................    830,810   2,190,587
    Ferrari NV...........................................    159,399  21,155,957
    Ferrari NV...........................................        890     118,032
*   Fiat Chrysler Automobiles NV.........................  2,878,006  49,073,520
*   Fiat Chrysler Automobiles NV.........................    429,750   7,297,155
#   Fila SpA.............................................     57,009   1,243,174
*   Fincantieri SpA......................................  1,384,702   2,083,862
    FinecoBank Banca Fineco SpA..........................  1,489,969  17,471,999
    FNM SpA..............................................    588,695     412,481
#*  GEDI Gruppo Editoriale SpA...........................    670,978     265,356
#   Gefran SpA...........................................     13,587     116,712
#   Geox SpA.............................................    272,993     725,145
#   Gruppo MutuiOnline SpA...............................     87,877   1,410,561
    Hera SpA.............................................  3,962,593  13,142,115
#*  IMMSI SpA............................................  1,354,153     847,411
    Industria Macchine Automatiche SpA...................     62,457   5,244,651
    Infrastrutture Wireless Italiane SpA.................    163,803   1,339,690
#*  Intek Group SpA......................................  1,101,521     463,927
    Interpump Group SpA..................................    276,527   8,692,608
    Intesa Sanpaolo SpA.................................. 14,126,971  43,294,021
    Iren SpA.............................................  1,945,261   5,499,934
    Italgas SpA..........................................  1,481,508   8,521,524
    Italmobiliare SpA....................................     21,532     514,758
#*  Juventus Football Club SpA...........................  1,627,536   1,657,610
    La Doria SpA.........................................     68,108     834,791
#   Leonardo SpA.........................................  1,363,717  16,292,412
    Luxottica Group SpA..................................     70,933   4,795,922
#   Maire Tecnimont SpA..................................    693,536   3,588,989
    MARR SpA.............................................    111,784   3,012,777
    Massimo Zanetti Beverage Group SpA...................     14,605     119,669
#*  Mediaset SpA.........................................  3,331,187  11,278,313
    Mediobanca Banca di Credito Finanziario SpA..........  2,016,803  20,883,286
    Moncler SpA..........................................    405,928  17,890,711
#*  Mondo TV SpA.........................................    139,146     716,743
    Nice SpA.............................................     50,077     192,428
#*  Openjobmetis SpA agenzia per il lavoro...............     31,628     366,189
    OVS SpA..............................................    542,029   1,771,937
#   Panariagroup Industrie Ceramiche SpA.................     65,947     223,756
    Parmalat SpA.........................................    882,263   3,049,819
    Piaggio & C SpA......................................  1,672,287   4,407,908
    Poste Italiane SpA...................................  1,104,637  10,276,939

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- ------------
ITALY -- (Continued)
    Prima Industrie SpA..................................     30,611 $  1,299,699
    Prysmian SpA.........................................    775,438   19,808,188
    RAI Way SpA..........................................    131,077      744,443
    Recordati SpA........................................    216,541    8,070,073
    Reno de Medici SpA...................................    569,899      691,604
    Reply SpA............................................     59,716    4,033,507
#   Retelit SpA..........................................    308,330      579,640
*   Rizzoli Corriere Della Sera Mediagroup SpA...........    633,100      791,864
    Sabaf SpA............................................     33,323      630,854
    SAES Getters SpA.....................................     52,384    1,306,493
#*  Safilo Group SpA.....................................    168,046      864,322
#*  Saipem SpA...........................................  3,193,439   16,679,944
#   Salini Impregilo SpA.................................  1,143,279    3,014,389
    Salvatore Ferragamo SpA..............................    170,182    3,929,264
    Saras SpA............................................  3,712,414    8,888,338
    Servizi Italia SpA...................................     49,210      266,250
    Sesa SpA.............................................     17,279      608,847
    Snam SpA.............................................  2,165,749    9,300,935
    Societa Cattolica di Assicurazioni SC................  1,041,873    9,558,768
    Societa Iniziative Autostradali e Servizi SpA........    413,215    7,319,121
#*  Sogefi SpA...........................................    389,502      968,176
#   SOL SpA..............................................    100,304    1,271,724
#   Tamburi Investment Partners SpA......................    166,324    1,223,666
    Technogym SpA........................................    343,262    3,737,221
#*  Telecom Italia SpA................................... 40,650,028   31,266,890
*   Telecom Italia SpA, Sponsored ADR....................    331,845    2,528,659
#   Tenaris SA...........................................    235,043    4,305,906
    Tenaris SA, ADR......................................     10,207      375,005
#   Terna Rete Elettrica Nazionale SpA...................  2,136,046   11,965,358
#*  Tiscali SpA..........................................  6,190,063      173,105
#   Tod's SpA............................................     54,546    3,472,441
#*  TREVI - Finanziaria Industriale SpA..................    461,725      186,041
    TXT e-solutions SpA..................................      1,067       12,189
    UniCredit SpA........................................  1,994,028   35,208,831
#   Unione di Banche Italiane SpA........................  7,023,486   28,979,534
    Unipol Gruppo SpA....................................  2,823,689   11,729,128
#   UnipolSai Assicurazioni SpA..........................  4,463,507   10,144,972
    Vittoria Assicurazioni SpA...........................    116,700    1,902,996
    Zignago Vetro SpA....................................     95,283      908,111
                                                                     ------------
TOTAL ITALY..............................................             914,881,045
                                                                     ------------
JAPAN -- (22.7%)
    77 Bank, Ltd. (The)..................................    385,574    9,286,289
    A&A Material Corp....................................      9,400      104,338
    A&D Co., Ltd.........................................     95,900      899,968
    ABC-Mart, Inc........................................     70,800    3,836,462
    Abist Co., Ltd.......................................     10,700      444,028
#*  Access Co., Ltd......................................    105,100      979,401
    Accretive Co., Ltd...................................     49,800      119,705
    Achilles Corp........................................     70,700    1,476,827
#   Acom Co., Ltd........................................    108,700      433,501
#   AD Works Co., Ltd....................................    931,200      317,976
#   Adastria Co., Ltd....................................    171,200    2,166,060
    ADEKA Corp...........................................    377,700    6,392,896
    Ad-sol Nissin Corp...................................     18,100      267,119
    Adtec Plasma Technology Co., Ltd.....................     39,400      515,518
    Advan Co., Ltd.......................................     86,400      797,230
#   Advanex, Inc.........................................      7,300      139,632
#   Advantage Risk Management Co., Ltd...................     24,200      245,238

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    Advantest Corp.......................................    43,700 $ 1,035,779
#   Adventure, Inc.......................................     9,200     688,649
    Aeon Co., Ltd........................................ 1,682,968  34,195,829
    Aeon Delight Co., Ltd................................   112,300   4,110,354
    Aeon Fantasy Co., Ltd................................    39,600   1,756,844
    AEON Financial Service Co., Ltd......................   307,600   6,351,120
#   Aeon Hokkaido Corp...................................   113,600     818,223
    Aeon Mall Co., Ltd...................................   182,620   3,199,269
#   Aeria, Inc...........................................   100,600   1,247,053
    AFC-HD AMS Life Science Co., Ltd.....................     6,200      40,761
    AGC, Inc.............................................   641,900  26,904,983
*   AGORA Hospitality Group Co., Ltd.....................    41,000      11,758
#   Agro-Kanesho Co., Ltd................................    31,200     836,921
    AGS Corp.............................................     4,100      30,633
    Ahresty Corp.........................................    87,000     764,341
    Ai Holdings Corp.....................................   112,100   2,487,342
    Aica Kogyo Co., Ltd..................................   138,400   5,111,576
    Aichi Bank, Ltd. (The)...............................    42,500   1,994,899
#   Aichi Corp...........................................   182,800   1,045,134
    Aichi Steel Corp.....................................    61,000   2,344,980
    Aichi Tokei Denki Co., Ltd...........................    11,200     448,495
    Aida Engineering, Ltd................................   207,300   1,987,936
#   Aigan Co., Ltd.......................................    66,500     233,907
#   Ain Holdings, Inc....................................   116,100   8,626,469
    Aiphone Co., Ltd.....................................    41,200     649,145
    Air Water, Inc.......................................   729,700  13,339,148
    Airport Facilities Co., Ltd..........................   106,400     591,602
    Airtech Japan, Ltd...................................     9,000      65,569
    Aisan Industry Co., Ltd..............................   220,300   2,009,842
    Aisin Seiki Co., Ltd.................................   389,782  18,180,212
    AIT Corp.............................................    28,700     281,944
    Aizawa Securities Co., Ltd...........................   164,200   1,093,316
    Ajinomoto Co., Inc...................................   827,700  14,654,791
    Ajis Co., Ltd........................................    16,800     522,810
    Akatsuki Corp........................................    77,900     294,463
#   Akatsuki, Inc........................................    22,000     836,233
#*  Akebono Brake Industry Co., Ltd......................   602,330   1,494,618
    Akita Bank, Ltd. (The)...............................    87,600   2,362,015
    Albis Co., Ltd.......................................    19,900     559,397
#   Alconix Corp.........................................   128,900   1,988,725
    Alfresa Holdings Corp................................   266,900   6,389,856
    Alinco, Inc..........................................    73,200     715,192
#*  Allied Telesis Holdings KK...........................   229,600     258,797
    Alpen Co., Ltd.......................................    99,000   2,139,166
    Alpha Corp...........................................    33,700     465,337
    Alpha Systems, Inc...................................    27,420     565,854
#   Alpine Electronics, Inc..............................   197,800   4,412,231
    Alps Electric Co., Ltd...............................   506,900  14,623,325
    Alps Logistics Co., Ltd..............................    30,900     235,714
    Altech Co., Ltd......................................    30,600      99,719
    Altech Corp..........................................    58,200   1,231,175
    Amada Holdings Co., Ltd..............................   873,300   8,780,989
    Amano Corp...........................................   205,600   4,229,489
    Amiyaki Tei Co., Ltd.................................    19,900     793,778
    Amuse, Inc...........................................    67,600   1,939,928
    ANA Holdings, Inc....................................    55,100   2,023,339
    Anest Iwata Corp.....................................   108,200   1,077,244
    Anicom Holdings, Inc.................................    34,800   1,471,099
    Aohata Corp..........................................     2,600      60,741

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    AOI Electronic Co., Ltd..............................    17,600 $   582,843
    AOI TYO Holdings, Inc................................    47,310     600,843
    AOKI Holdings, Inc...................................   187,200   2,683,453
    Aomori Bank, Ltd. (The)..............................    81,900   2,510,070
    Aoyama Trading Co., Ltd..............................   206,800   6,839,363
    Aoyama Zaisan Networks Co., Ltd......................    32,000     596,730
    Aozora Bank, Ltd.....................................   164,300   6,139,660
#   Apaman Co., Ltd......................................    44,700     434,733
*   Apic Yamada Corp.....................................    31,300     101,479
    Arakawa Chemical Industries, Ltd.....................    93,300   1,565,886
#   Arata Corp...........................................    46,500   2,508,735
#   Araya Industrial Co., Ltd............................    17,700     325,213
    Arcland Sakamoto Co., Ltd............................   127,200   1,780,989
    Arcland Service Holdings Co., Ltd....................    57,800   1,091,524
    Arcs Co., Ltd........................................   148,573   3,719,910
#*  Ardepro Co., Ltd.....................................   363,900     153,376
    Arealink Co., Ltd....................................    23,500     695,624
    Argo Graphics, Inc...................................    27,900   1,090,837
    Ariake Japan Co., Ltd................................    25,200   2,162,414
#   Arisawa Manufacturing Co., Ltd.......................   147,500   1,567,138
#*  Arrk Corp............................................   246,100     246,593
    Artnature, Inc.......................................    84,800     594,094
#   ArtSpark Holdings, Inc...............................    53,300     518,883
    As One Corp..........................................    20,290   1,419,634
    Asahi Broadcasting Group Holdings Corp...............    35,100     261,986
    Asahi Co., Ltd.......................................    81,100   1,001,133
    Asahi Diamond Industrial Co., Ltd....................   239,000   1,740,439
    Asahi Group Holdings, Ltd............................   182,600   8,875,230
    Asahi Holdings, Inc..................................   106,800   2,142,010
    Asahi Intecc Co., Ltd................................   143,400   5,486,096
    Asahi Kasei Corp..................................... 2,623,000  35,061,479
    Asahi Kogyosha Co., Ltd..............................    17,800     546,572
    Asahi Net, Inc.......................................    24,500     114,164
    ASAHI YUKIZAI Corp...................................    63,600   1,254,352
    Asante, Inc..........................................    12,600     253,597
    Asanuma Corp.........................................   373,000   1,336,262
    Asax Co., Ltd........................................     6,600      37,886
    Ashimori Industry Co., Ltd...........................    22,700     509,359
    Asia Pile Holdings Corp..............................   138,100     978,724
    Asics Corp...........................................   277,900   4,522,319
    ASKA Pharmaceutical Co., Ltd.........................    99,600   1,160,248
#   ASKUL Corp...........................................    14,300     426,546
#   Asrapport Dining Co., Ltd............................    77,600     383,720
    Astellas Pharma, Inc.................................   964,800  15,736,739
#   Asti Corp............................................    15,899     347,097
#   Asukanet Co., Ltd....................................    29,400     396,670
    Asunaro Aoki Construction Co., Ltd...................    70,000     623,968
#   Ateam, Inc...........................................    45,500     957,661
#   Atom Corp............................................   335,100   3,049,054
#*  Atrae, Inc...........................................    23,100     483,079
    Atsugi Co., Ltd......................................    99,600   1,045,722
    Autobacs Seven Co., Ltd..............................   202,800   3,485,250
#   Aval Data Corp.......................................    10,900     209,638
    Avex, Inc............................................   186,600   2,561,604
    Awa Bank, Ltd. (The).................................   818,000   5,285,223
    Axell Corp...........................................    37,100     260,064
    Axial Retailing, Inc.................................    83,900   3,071,204
    Azbil Corp...........................................   130,700   5,733,231
    Bandai Namco Holdings, Inc...........................   219,800   8,793,860

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    Bando Chemical Industries, Ltd.......................   153,800 $ 1,691,762
    Bank of Iwate, Ltd. (The)............................    87,200   3,717,655
    Bank of Kochi, Ltd. (The)............................    15,600     164,854
    Bank of Kyoto, Ltd. (The)............................   184,611   8,944,094
#   Bank of Nagoya, Ltd. (The)...........................    81,099   2,959,753
    Bank of Okinawa, Ltd. (The)..........................   100,940   3,982,635
    Bank of Saga, Ltd. (The).............................    71,100   1,663,382
    Bank of the Ryukyus, Ltd.............................   102,300   1,622,541
#   Baroque Japan, Ltd...................................    81,000     715,349
    BayCurrent Consulting, Inc...........................    49,100   1,445,337
    Beenos, Inc..........................................    51,700     796,731
    Belc Co., Ltd........................................    54,538   2,620,764
    Bell System24 Holdings, Inc..........................   158,700   2,805,775
    Belluna Co., Ltd.....................................   195,500   2,286,680
    Benefit One, Inc.....................................   121,600   3,495,573
    Benesse Holdings, Inc................................   147,200   5,362,729
#*  Bengo4.com, Inc......................................    25,600     661,224
#   Bic Camera, Inc......................................   423,300   6,386,949
    BML, Inc.............................................   137,700   3,448,493
#   Bookoff Corp.........................................    40,200     283,470
    Bourbon Corp.........................................     2,100      49,576
    BP Castrol K.K.......................................    23,900     347,687
    Br Holdings Corp.....................................    98,300     428,184
#*  BrainPad, Inc........................................    17,600     701,557
    Bridgestone Corp.....................................   891,500  35,166,450
#   Broadband Tower, Inc.................................   192,000     331,995
    Broadleaf Co., Ltd...................................   303,600   1,838,731
*   Broadmedia Corp......................................   121,300      71,866
    BRONCO BILLY Co., Ltd................................    29,300     927,904
    Brother Industries, Ltd..............................   659,600  13,455,250
    Bunka Shutter Co., Ltd...............................   236,400   1,963,889
    C Uyemura & Co., Ltd.................................     5,200     390,747
    CAC Holdings Corp....................................    68,900     665,331
    Calbee, Inc..........................................    95,400   3,164,657
    Can Do Co., Ltd......................................    62,200     950,858
    Canare Electric Co., Ltd.............................     2,900      55,875
    Canon Electronics, Inc...............................    76,400   1,614,610
    Canon Marketing Japan, Inc...........................   157,000   3,294,296
#   Canon, Inc., Sponsored ADR...........................    57,577   1,864,919
    Canon, Inc...........................................   470,934  15,279,144
    Capcom Co., Ltd......................................   428,000  11,099,567
#   Career Co., Ltd......................................     9,500     172,562
    Career Design Center Co., Ltd........................    19,900     362,498
    Carlit Holdings Co., Ltd.............................    83,400     766,136
#   Casio Computer Co., Ltd..............................   472,600   7,732,619
    Cawachi, Ltd.........................................    63,400   1,244,591
    C'BON COSMETICS Co., Ltd.............................     2,100      53,048
    CDS Co., Ltd.........................................     1,300      14,149
    Central Automotive Products, Ltd.....................    22,900     373,868
    Central Glass Co., Ltd...............................   165,000   3,944,258
    Central Japan Railway Co.............................    38,500   8,018,696
#   Central Security Patrols Co., Ltd....................    22,200     902,120
    Central Sports Co., Ltd..............................    39,800   1,420,264
#   Ceres, Inc...........................................     7,900     109,250
#*  Change, Inc..........................................     3,400      97,901
    Chiba Bank, Ltd. (The)............................... 1,264,663   9,027,752
    Chiba Kogyo Bank, Ltd. (The).........................   262,800   1,184,056
    Chilled & Frozen Logistics Holdings Co., Ltd.........    10,200     122,752
    CHIMNEY Co., Ltd.....................................    17,000     443,672

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    Chino Corp...........................................    25,900 $   374,792
#   Chiyoda Co., Ltd.....................................    52,400   1,087,715
#   Chiyoda Corp.........................................   357,800   2,864,635
    Chiyoda Integre Co., Ltd.............................    47,200   1,045,118
    Chofu Seisakusho Co., Ltd............................   104,700   2,244,727
    Chori Co., Ltd.......................................    40,900     759,268
    Chubu Electric Power Co., Inc........................   389,700   6,014,534
    Chubu Shiryo Co., Ltd................................    94,600   1,374,313
#   Chudenko Corp........................................   157,900   3,828,350
    Chuetsu Pulp & Paper Co., Ltd........................    37,900     566,786
*   Chugai Mining Co., Ltd...............................   259,700      51,236
    Chugai Pharmaceutical Co., Ltd.......................    20,800   1,058,007
    Chugai Ro Co., Ltd...................................    25,400     572,242
    Chugoku Bank, Ltd. (The).............................   458,500   4,864,424
#   Chugoku Electric Power Co., Inc. (The)...............   411,500   5,414,656
    Chugoku Marine Paints, Ltd...........................   290,100   2,785,032
    Chukyo Bank, Ltd. (The)..............................    51,300   1,065,461
    Chuo Gyorui Co., Ltd.................................     3,800      96,036
    Chuo Spring Co., Ltd.................................     6,000     210,237
    CI Takiron Corp......................................   185,700   1,070,863
    Ci:z Holdings Co., Ltd...............................   105,200   4,668,103
    Citizen Watch Co., Ltd............................... 1,195,850   7,876,808
    CKD Corp.............................................   291,100   4,466,432
#   CK-San-Etsu Co., Ltd.................................    11,900     392,401
#   Clarion Co., Ltd.....................................   865,000   2,293,047
    Cleanup Corp.........................................    84,100     606,828
    CMIC Holdings Co., Ltd...............................    81,700   1,829,617
    CMK Corp.............................................   228,800   1,592,520
    Coca-Cola Bottlers Japan Holdings, Inc...............   158,052   5,699,027
    cocokara fine, Inc...................................    59,820   3,510,729
    Coco's Japan Co., Ltd................................    15,100     316,243
#   COLOPL, Inc..........................................   286,300   1,885,058
    Colowide Co., Ltd....................................   219,300   5,550,168
    Computer Engineering & Consulting, Ltd...............    98,400   1,954,727
    Computer Institute of Japan, Ltd.....................    40,900     257,689
    COMSYS Holdings Corp.................................   232,000   5,766,175
    Comture Corp.........................................    38,500   1,249,549
    Concordia Financial Group, Ltd....................... 2,146,187  11,539,256
    CONEXIO Corp.........................................    96,900   1,932,980
#   COOKPAD, Inc.........................................   166,000     717,982
#   Core Corp............................................     9,800     115,614
    Corona Corp..........................................    63,900     733,113
    Cosel Co., Ltd.......................................    66,600     788,816
    Cosmo Energy Holdings Co., Ltd.......................   334,000  11,787,407
    Cosmos Initia Co., Ltd...............................    50,500     321,178
    Cosmos Pharmaceutical Corp...........................    13,000   2,866,012
    Cota Co., Ltd........................................    24,929     322,685
#   CRE, Inc.............................................    55,200     473,969
    Create Medic Co., Ltd................................    13,200     164,578
#   Create Restaurants Holdings, Inc.....................   154,700   1,859,996
    Create SD Holdings Co., Ltd..........................    80,800   2,009,635
    Credit Saison Co., Ltd...............................   494,300   7,716,763
#   Creek & River Co., Ltd...............................    37,900     391,815
#   Cresco, Ltd..........................................    34,700   1,030,832
#   Cross Plus, Inc......................................     1,300       9,589
    CTI Engineering Co., Ltd.............................    60,600     786,996
    CTS Co., Ltd.........................................    95,600     932,934
    Cube System, Inc.....................................     4,200      34,628
#   CyberAgent, Inc......................................   201,500  10,587,213

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
*   CYBERDYNE, Inc.......................................    19,300 $   227,489
#*  Cyberstep, Inc.......................................    15,700     294,668
    Cybozu, Inc..........................................    80,400     392,784
    D.A. Consortium Holdings, Inc........................    92,600   2,239,021
    Dai Nippon Printing Co., Ltd.........................   443,500   9,689,830
    Dai Nippon Toryo Co., Ltd............................   129,600   1,649,760
    Daibiru Corp.........................................   239,900   2,477,436
    Daicel Corp.......................................... 1,220,900  13,451,231
    Dai-Dan Co., Ltd.....................................    64,400   1,534,746
    Daido Kogyo Co., Ltd.................................    33,200     350,812
    Daido Metal Co., Ltd.................................   192,200   1,995,318
    Daido Steel Co., Ltd.................................   153,700   7,590,589
    Daidoh, Ltd..........................................    91,600     354,210
    Daifuku Co., Ltd.....................................   164,600   7,253,783
#   Daihatsu Diesel Manufacturing Co., Ltd...............    62,300     413,440
    Daihen Corp..........................................   463,000   2,957,352
    Daiho Corp...........................................   474,000   2,832,469
    Daiichi Jitsugyo Co., Ltd............................    41,700   1,330,804
#   Daiichi Kigenso Kagaku-Kogyo Co., Ltd................   119,700   1,279,685
    Dai-ichi Life Holdings, Inc.......................... 1,023,988  19,334,403
    Daiichi Sankyo Co., Ltd..............................   120,500   4,998,029
    Dai-ichi Seiko Co., Ltd..............................    38,200     624,828
    Daiichikosho Co., Ltd................................   114,500   5,437,222
    Daiken Corp..........................................    72,500   1,622,666
#   Daiken Medical Co., Ltd..............................    59,100     433,737
#   Daiki Aluminium Industry Co., Ltd....................   155,700   1,030,102
#   Daiki Axis Co., Ltd..................................    21,800     225,229
    Daikin Industries, Ltd...............................    64,900   7,757,490
    Daiko Denshi Tsushin, Ltd............................    17,000     102,443
#   Daikoku Denki Co., Ltd...............................    47,100     745,560
    Daikokutenbussan Co., Ltd............................    43,200   1,915,443
#*  Daikokuya Holdings Co., Ltd..........................   201,500      97,607
    Daikyo, Inc..........................................   148,339   2,974,093
    Daikyonishikawa Corp.................................   250,600   3,724,061
    Dainichi Co., Ltd....................................    35,200     253,883
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd................................................    62,400   1,984,498
#   Daio Paper Corp......................................   399,800   5,510,314
    Daiohs Corp..........................................     2,100      26,135
    Daiseki Co., Ltd.....................................    82,325   2,259,113
    Daiseki Eco. Solution Co., Ltd.......................    19,800     179,759
    Daishi Bank, Ltd. (The)..............................   131,100   5,563,621
#   Daishinku Corp.......................................    36,400     413,755
    Daisue Construction Co., Ltd.........................    36,300     419,486
#   Daisyo Corp..........................................    23,700     376,131
    Daito Bank, Ltd. (The)...............................    28,200     315,325
    Daito Chemix Corp....................................     5,900      26,812
    Daito Pharmaceutical Co., Ltd........................    64,800   2,037,588
    Daito Trust Construction Co., Ltd....................    46,800   7,842,160
    Daitron Co., Ltd.....................................    28,100     546,325
    Daiwa House Industry Co., Ltd........................   560,900  20,453,515
    Daiwa Industries, Ltd................................   146,000   1,655,856
    Daiwa Securities Group, Inc.......................... 2,949,000  17,200,004
    Daiwabo Holdings Co., Ltd............................   103,600   5,364,044
    Daiyu Lic Holdings Co., Ltd..........................    31,200     338,463
#   DCM Holdings Co., Ltd................................   473,880   4,244,465
#   DD Holdings Co., Ltd.................................    16,800     447,785
#   Dear Life Co., Ltd...................................   128,300     602,750
    Delica Foods Holdings Co., Ltd.......................     7,300      99,942
    DeNA Co., Ltd........................................   312,600   5,895,837

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
JAPAN -- (Continued)
    Denka Co., Ltd....................................... 406,100 $13,995,788
    Denki Kogyo Co., Ltd.................................  48,700   1,330,946
    Densan System Co., Ltd...............................  29,600     568,804
    Denso Corp........................................... 266,300  13,172,548
    Dentsu, Inc.......................................... 338,200  14,201,260
    Denyo Co., Ltd.......................................  69,000   1,049,900
    Descente, Ltd........................................ 129,200   2,457,019
#   Designone Japan, Inc.................................  19,100     175,756
    Dexerials Corp....................................... 309,700   3,069,143
    DIC Corp............................................. 427,000  13,943,218
    Digital Arts, Inc....................................  42,400   2,032,348
#   Digital Hearts Holdings Co., Ltd.....................  56,200     737,850
#   Digital Information Technologies Corp................  31,000     312,060
    Dip Corp............................................. 119,200   3,031,390
    Disco Corp...........................................  34,600   5,906,642
    DKS Co., Ltd......................................... 235,000   1,635,414
#   DMG Mori Co., Ltd.................................... 556,300   8,541,861
    DMW Corp.............................................     900      18,797
    Don Quijote Holdings Co., Ltd........................ 102,400   4,786,596
    Doshisha Co., Ltd....................................  64,600   1,457,465
#   Double Standard, Inc.................................   8,200     252,187
    Doutor Nichires Holdings Co., Ltd.................... 107,523   2,025,937
    Dowa Holdings Co., Ltd............................... 258,000   8,296,435
*   Drecom Co., Ltd......................................  51,700     384,667
#   DSB Co., Ltd.........................................  49,300     252,250
    DTS Corp............................................. 113,900   4,333,263
    Duskin Co., Ltd...................................... 175,200   4,441,625
    Dvx, Inc.............................................  31,200     399,281
    DyDo Group Holdings, Inc.............................  39,900   2,195,045
    Dynic Corp...........................................   7,899      73,974
    Eagle Industry Co., Ltd.............................. 155,900   2,528,052
#   Earth Corp...........................................  50,200   2,534,504
    East Japan Railway Co................................  87,400   8,174,705
#   EAT&Co, Ltd..........................................  16,500     267,093
    Ebara Corp........................................... 288,400   8,749,284
    Ebara Jitsugyo Co., Ltd..............................  23,800     502,912
    Eco's Co., Ltd.......................................  45,800     721,978
#   EDION Corp........................................... 352,000   3,518,863
#   EF-ON, Inc........................................... 112,639   1,421,418
    eGuarantee, Inc......................................  49,500   1,079,990
#   E-Guardian, Inc......................................  35,500     906,152
    Ehime Bank, Ltd. (The)............................... 151,798   1,750,468
    Eidai Co., Ltd.......................................  76,700     380,050
    Eighteenth Bank, Ltd. (The).......................... 457,000   1,232,936
    Eiken Chemical Co., Ltd..............................  81,600   1,785,687
    Eisai Co., Ltd.......................................   9,200     792,048
    Eizo Corp............................................  56,000   2,499,429
#   Elan Corp............................................  22,400     682,705
    Elecom Co., Ltd......................................  60,600   1,440,661
    Electric Power Development Co., Ltd..................  78,400   2,129,343
    Elematec Corp........................................  26,303     619,876
#   EM Systems Co., Ltd.................................. 105,700   1,177,474
#*  EnBio Holdings, Inc..................................  11,800     136,817
    Endo Lighting Corp...................................  58,200     465,461
#*  Eneres Co., Ltd......................................  90,600     392,228
*   Enigmo, Inc..........................................  43,200     559,001
    en-japan, Inc........................................  97,700   4,622,983
#   Enomoto Co., Ltd.....................................  15,900     182,962
    Enplas Corp..........................................  31,500     889,379

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
#*  Enshu, Ltd...........................................   237,000 $   295,355
    Ensuiko Sugar Refining Co., Ltd......................    11,600      26,910
#   EPCO Co., Ltd........................................    10,500     129,720
    EPS Holdings, Inc....................................   184,300   3,526,294
    eRex Co., Ltd........................................   128,400   1,307,442
#   ES-Con Japan, Ltd....................................   255,600   1,675,199
    ESCRIT, Inc..........................................    57,200     412,308
#*  Escrow Agent Japan Co., Ltd..........................    88,100     356,515
    ESPEC Corp...........................................    80,500   1,685,103
    Excel Co., Ltd.......................................    31,900     725,939
    Exedy Corp...........................................   157,400   5,064,366
    Ezaki Glico Co., Ltd.................................    53,800   2,491,774
    F&M Co., Ltd.........................................     4,300      39,683
    F@N Communications, Inc..............................   171,900   1,076,099
#   Faith, Inc...........................................    23,580     275,752
    FALCO HOLDINGS Co., Ltd..............................    27,500     468,566
#   FamilyMart UNY Holdings Co., Ltd.....................   131,312  12,254,126
    FANUC Corp...........................................    21,700   4,375,607
    Fast Retailing Co., Ltd..............................    15,700   6,875,903
    FCC Co., Ltd.........................................   186,800   5,488,674
#*  FDK Corp.............................................   324,000     570,615
    Feed One Co., Ltd....................................   688,740   1,373,336
    Felissimo Corp.......................................     1,200      14,588
    Fenwal Controls of Japan, Ltd........................     3,500      50,589
#   Ferrotec Holdings Corp...............................   224,700   3,359,041
#*  FFRI, Inc............................................    14,200     315,784
    FIDEA Holdings Co., Ltd..............................   935,900   1,466,959
#   Fields Corp..........................................    67,700     609,902
    Financial Products Group Co., Ltd....................   246,700   2,993,276
#   FINDEX, Inc..........................................    53,500     352,885
*   First Baking Co., Ltd................................     1,200      12,460
    First Brothers Co., Ltd..............................    43,900     526,835
    First Juken Co., Ltd.................................    29,600     370,935
#   First-corp, Inc......................................    27,500     278,862
*   FIRSTLOGIC, Inc......................................     1,400       9,323
#   Fixstars Corp........................................    73,100   1,003,662
    FJ Next Co., Ltd.....................................    90,600     827,459
#*  Flight Holdings, Inc.................................    30,600     353,889
    Foster Electric Co., Ltd.............................    94,800   1,270,720
    FP Corp..............................................   100,200   5,515,896
    France Bed Holdings Co., Ltd.........................    96,300     841,046
#   Freebit Co., Ltd.....................................    86,700     808,152
#   Freund Corp..........................................    48,700     415,837
    F-Tech, Inc..........................................    68,100     842,417
    FTGroup Co., Ltd.....................................    48,500     665,731
    Fudo Tetra Corp......................................   916,200   1,665,361
    Fuji Co., Ltd........................................    84,800   1,657,099
#   Fuji Corp. (6163543).................................    30,800     734,924
    Fuji Corp. (6356592).................................   229,500   4,062,590
    Fuji Corp., Ltd......................................   111,900     926,414
    Fuji Die Co., Ltd....................................    32,000     262,490
    Fuji Electric Co., Ltd............................... 1,946,000  14,375,135
    Fuji Furukawa Engineering & Construction Co., Ltd....    10,000      36,571
    Fuji Kosan Co., Ltd..................................    11,000      64,367
#   Fuji Kyuko Co., Ltd..................................    77,200   2,345,095
    Fuji Media Holdings, Inc.............................   140,100   2,305,257
#   Fuji Oil Co., Ltd....................................   309,300   1,169,042
    Fuji Oil Holdings, Inc...............................   267,000   8,790,465
    Fuji Pharma Co., Ltd.................................    56,200     978,077

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
#   Fuji Seal International, Inc.........................   194,400 $ 7,288,898
    Fuji Soft, Inc.......................................    89,900   3,661,305
    Fujibo Holdings, Inc.................................    59,200   1,657,318
    Fujicco Co., Ltd.....................................    82,100   1,799,203
    FUJIFILM Holdings Corp...............................   390,575  16,120,895
    Fujikura Kasei Co., Ltd..............................   104,400     605,565
    Fujikura Rubber, Ltd.................................   127,300     721,849
    Fujikura, Ltd........................................ 1,424,600   9,182,850
    Fujimi, Inc..........................................    56,800   1,417,721
    Fujimori Kogyo Co., Ltd..............................    83,800   2,833,671
#   Fujio Food System Co., Ltd...........................    24,100     427,479
#   Fujisash Co., Ltd....................................   461,100     463,105
    Fujishoji Co., Ltd...................................    33,600     353,610
#   Fujita Kanko, Inc....................................    40,699   1,146,575
    Fujitec Co., Ltd.....................................   202,400   2,892,789
    Fujitsu Frontech, Ltd................................    63,400     765,971
#   Fujitsu General, Ltd.................................   341,900   5,264,562
    Fujitsu, Ltd......................................... 4,353,292  29,669,537
    Fujiya Co., Ltd......................................    30,300     644,323
    FuKoKu Co., Ltd......................................    35,200     315,291
    Fukuda Corp..........................................    25,300   1,524,058
    Fukuda Denshi Co., Ltd...............................     6,100     406,157
    Fukui Bank, Ltd. (The)...............................    98,100   2,250,717
    Fukui Computer Holdings, Inc.........................    27,900     500,823
    Fukuoka Financial Group, Inc......................... 1,411,600   7,725,950
*   Fukushima Bank, Ltd. (The)...........................   127,100     774,852
    Fukushima Industries Corp............................    66,100   3,262,033
    Fukuyama Transporting Co., Ltd.......................   107,300   5,221,194
#*  Full Speed, Inc......................................    16,500     120,260
    FULLCAST Holdings Co., Ltd...........................    75,400   1,889,128
#   Fumakilla, Ltd.......................................    22,801     388,334
#*  Funai Electric Co., Ltd..............................   116,800     660,159
    Funai Soken Holdings, Inc............................   111,420   2,432,401
#   Furukawa Battery Co., Ltd. (The).....................    78,000     641,889
#   Furukawa Co., Ltd....................................   135,600   2,068,960
    Furukawa Electric Co., Ltd...........................   319,290  11,281,666
    Furuno Electric Co., Ltd.............................   121,000   1,389,690
    Furusato Industries, Ltd.............................    34,800     592,486
#   Furuya Metal Co., Ltd................................    10,200     326,118
    Furyu Corp...........................................    81,000     699,173
#   Fuso Chemical Co., Ltd...............................   109,900   2,814,480
    Fuso Pharmaceutical Industries, Ltd..................    31,099     819,281
    Futaba Corp..........................................   217,000   3,960,945
    Futaba Industrial Co., Ltd...........................   341,300   1,997,502
    Future Corp..........................................   117,300   1,622,978
    Fuyo General Lease Co., Ltd..........................    89,200   5,576,589
    G-7 Holdings, Inc....................................    41,600   1,037,684
    Gakken Holdings Co., Ltd.............................    15,700     653,837
    Gakkyusha Co., Ltd...................................    24,300     402,703
    Gecoss Corp..........................................    72,100     754,349
    Genki Sushi Co., Ltd.................................    18,700     559,779
#   Genky DrugStores Co., Ltd............................    32,000   1,109,434
#   Geo Holdings Corp....................................   199,000   2,508,366
    Geomatec Co., Ltd....................................     9,500      75,187
    Geostr Corp..........................................    74,300     400,446
    Gfoot Co., Ltd.......................................    42,300     301,295
#   Giken, Ltd...........................................    79,700   1,872,485
    GL Sciences, Inc.....................................    21,200     286,903
#   Global, Ltd. (The)...................................    41,100     288,901

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
#   GLOBERIDE, Inc.......................................    55,199 $ 1,819,158
    Glory, Ltd...........................................   189,145   5,559,991
    GMO Cloud K.K........................................    12,800     332,196
#   GMO Financial Holdings, Inc..........................    75,500     601,775
#   GMO internet, Inc....................................   257,800   5,467,799
    GMO Payment Gateway, Inc.............................    36,700   4,135,545
    Godo Steel, Ltd......................................    62,600   1,289,841
#   Gokurakuyu Holdings Co., Ltd.........................    52,900     333,501
    Goldcrest Co., Ltd...................................    97,530   1,678,173
#   Goldwin, Inc.........................................    28,300   2,013,462
#   Golf Digest Online, Inc..............................    59,600     515,425
    Gourmet Kineya Co., Ltd..............................    26,000     289,873
    Grandy House Corp....................................    81,900     357,232
*   Gree, Inc............................................   223,300   1,237,708
    GS Yuasa Corp........................................ 1,974,000   9,240,965
    GSI Creos Corp.......................................    33,100     468,587
    G-Tekt Corp..........................................   100,300   1,742,285
    Gun-Ei Chemical Industry Co., Ltd....................    20,300     655,771
#   GungHo Online Entertainment, Inc.....................   793,100   1,693,222
    Gunma Bank, Ltd. (The)............................... 1,080,201   5,751,514
#*  Gunosy, Inc..........................................    41,400     678,990
    Gunze, Ltd...........................................    61,500   3,655,828
#   Gurunavi, Inc........................................   211,800   1,913,602
    H2O Retailing Corp...................................   305,360   4,889,541
#   HABA Laboratories, Inc...............................     8,500     807,416
    Hachijuni Bank, Ltd. (The)........................... 1,236,200   5,449,944
    Hagihara Industries, Inc.............................    44,600     776,700
    Hagiwara Electric Holdings Co., Ltd..................    28,300     793,307
    Hagoromo Foods Corp..................................     3,000      36,678
    Hakudo Co., Ltd......................................    24,900     483,670
    Hakuhodo DY Holdings, Inc............................   314,000   4,821,493
    Hakuto Co., Ltd......................................    74,400   1,064,055
#   Hakuyosha Co., Ltd...................................     1,000      28,197
    Halows Co., Ltd......................................    23,700     547,083
    Hamakyorex Co., Ltd..................................    92,100   3,193,591
    Hamamatsu Photonics KK...............................    86,200   3,658,460
#   Hamee Corp...........................................    21,400     277,209
#   HANEDA ZENITH HOLDINGS Co., Ltd......................   177,800     518,701
    Hankyu Hanshin Holdings, Inc.........................   431,600  17,188,212
    Hanwa Co., Ltd.......................................   157,500   6,033,352
    Happinet Corp........................................    68,100     943,041
#   Harada Industry Co., Ltd.............................    55,100     405,204
    Hard Off Corp. Co., Ltd..............................    32,300     292,382
    Harima Chemicals Group, Inc..........................    57,800     443,875
#   Harmonic Drive Systems, Inc..........................    29,200   1,154,538
    Haruyama Holdings, Inc...............................    19,400     178,530
    Haseko Corp.......................................... 1,179,300  15,648,994
    Havix Corp...........................................     6,500      47,174
    Hayashikane Sangyo Co., Ltd..........................    34,299     225,239
    Hazama Ando Corp..................................... 1,065,080   8,460,810
    Heiwa Corp...........................................   232,100   5,206,274
    Heiwa Real Estate Co., Ltd...........................   161,600   2,910,447
    Heiwado Co., Ltd.....................................   139,700   3,576,038
#   Helios Techno Holdings Co., Ltd......................   121,400     823,761
#   Hibino Corp..........................................    21,900     274,681
    Hibiya Engineering, Ltd..............................   101,900   2,038,878
    Hiday Hidaka Corp....................................    65,516   1,395,949
    Hikari Tsushin, Inc..................................    22,100   3,713,921
    HI-LEX Corp..........................................    37,900     942,479

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
#   Himaraya Co., Ltd....................................    15,100 $   141,191
    Hino Motors, Ltd.....................................   703,900   7,952,823
#   Hinokiya Group Co., Ltd..............................    26,500     742,430
    Hioki EE Corp........................................    24,000     978,071
    Hirakawa Hewtech Corp................................    50,200     625,224
#   Hiramatsu, Inc.......................................   176,700     767,190
#   Hirano Tecseed Co., Ltd..............................    35,300     884,072
#   Hirata Corp..........................................    50,900   3,406,856
    Hirose Electric Co., Ltd.............................    11,025   1,344,283
    Hiroshima Bank, Ltd. (The)...........................   764,100   5,258,109
    Hiroshima Gas Co., Ltd...............................   105,700     359,672
#   HIS Co., Ltd.........................................   186,476   5,639,668
    Hisaka Works, Ltd....................................   101,200     987,216
    Hisamitsu Pharmaceutical Co., Inc....................    20,300   1,485,988
    Hitachi Capital Corp.................................   348,300   9,307,404
    Hitachi Chemical Co., Ltd............................   284,300   5,630,050
    Hitachi Construction Machinery Co., Ltd..............   244,400   7,860,430
    Hitachi High-Technologies Corp.......................   118,400   4,835,481
    Hitachi Metals, Ltd..................................   729,630   7,907,211
#   Hitachi Transport System, Ltd........................   215,800   5,902,195
    Hitachi Zosen Corp...................................   949,000   4,448,748
    Hitachi, Ltd......................................... 7,235,425  50,581,103
    Hitachi, Ltd., ADR...................................    86,823   6,081,517
#   Hito Communications, Inc.............................    28,300     455,278
    Hochiki Corp.........................................    81,700   1,525,692
#   Hoden Seimitsu Kako Kenkyusho Co., Ltd...............    14,900     229,875
#   Hodogaya Chemical Co., Ltd...........................    27,200     797,331
    Hogy Medical Co., Ltd................................    63,600   2,201,446
    Hokkaido Electric Power Co., Inc.....................   552,700   3,566,926
    Hokkaido Gas Co., Ltd................................   193,000     533,309
    Hokkan Holdings, Ltd.................................   132,000     440,294
    Hokko Chemical Industry Co., Ltd.....................   107,200     585,727
    Hokkoku Bank, Ltd. (The).............................   111,700   4,719,626
    Hokuetsu Bank, Ltd. (The)............................    87,600   1,865,558
    Hokuetsu Corp........................................   655,995   3,668,473
    Hokuetsu Industries Co., Ltd.........................   110,800   1,079,835
    Hokuhoku Financial Group, Inc........................   408,100   5,879,711
    Hokuriku Electric Industry Co., Ltd..................    27,900     318,279
#*  Hokuriku Electric Power Co...........................   520,600   5,464,927
#   Hokuriku Electrical Construction Co., Ltd............    14,100     135,292
    Hokuryo Co. Ltd/Hokkaido.............................     3,100      24,421
    Hokuto Corp..........................................    87,200   1,551,363
#   Honda Motor Co., Ltd., Sponsored ADR.................   409,923  12,568,239
    Honda Motor Co., Ltd................................. 2,640,923  80,629,056
#   Honda Tsushin Kogyo Co., Ltd.........................    69,800     525,782
    H-One Co., Ltd.......................................   106,900   1,226,567
    Honeys Holdings Co., Ltd.............................    70,330     661,780
#   Honshu Chemical Industry Co., Ltd....................    17,400     176,143
    Hoosiers Holdings....................................   171,800   1,182,271
    Horiba, Ltd..........................................    89,100   6,150,090
    Hoshizaki Corp.......................................    29,300   2,951,087
#   Hosiden Corp.........................................   249,600   2,095,767
    Hosokawa Micron Corp.................................    27,600   1,798,987
#   Hotland Co., Ltd.....................................    34,500     382,820
#*  Hotto Link, Inc......................................    13,300     123,441
#   House Do Co., Ltd....................................    22,100     496,063
    House Foods Group, Inc...............................   170,000   5,378,933
#   Howa Machinery, Ltd..................................    47,200     400,721
    Hoya Corp............................................   128,000   7,702,362

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    HUB Co., Ltd.........................................    14,200 $   133,144
    Hulic Co., Ltd.......................................   124,400   1,220,838
    Hurxley Corp.........................................     3,300      31,000
    Hyakugo Bank, Ltd. (The)............................. 1,281,200   5,431,723
    Hyakujushi Bank, Ltd. (The).......................... 1,130,000   3,675,448
    I K K, Inc...........................................    55,400     416,774
#   I.K Co., Ltd.........................................    19,200     367,245
    Ibiden Co., Ltd......................................   517,405   8,520,489
    IBJ Leasing Co., Ltd.................................   136,200   3,507,496
#   IBJ, Inc.............................................    70,000     413,013
    Ichibanya Co., Ltd...................................    36,532   1,563,195
#   Ichigo, Inc..........................................   739,800   3,300,607
    Ichiken Co., Ltd.....................................    32,600     764,613
    Ichikoh Industries, Ltd..............................   236,000   3,136,448
    Ichinen Holdings Co., Ltd............................   116,772   1,532,362
    Ichiyoshi Securities Co., Ltd........................   132,500   1,301,246
    Icom, Inc............................................    47,100   1,142,373
#   Idec Corp............................................    91,500   1,837,965
    Idemitsu Kosan Co., Ltd..............................   503,800  22,693,822
    IDOM, Inc............................................   402,100   1,468,139
    Ihara Science Corp...................................    26,900     545,976
    IHI Corp.............................................   401,600  14,104,288
    Iida Group Holdings Co., Ltd.........................   316,096   6,199,573
    Iino Kaiun Kaisha, Ltd...............................   400,300   1,897,623
#   IJT Technology Holdings Co., Ltd.....................    81,660     615,139
#   Ikegami Tsushinki Co., Ltd...........................   235,000     314,183
#   Imagica Robot Holdings, Inc..........................   100,600     837,805
    Imasen Electric Industrial...........................    88,300     916,534
    Imperial Hotel, Ltd..................................     9,200     164,619
    Imuraya Group Co., Ltd...............................    12,300     395,253
    Inaba Denki Sangyo Co., Ltd..........................    72,700   3,068,087
#   Inaba Seisakusho Co., Ltd............................    42,100     510,615
    Inabata & Co., Ltd...................................   219,400   3,236,181
    Inageya Co., Ltd.....................................    51,700     841,079
    Ines Corp............................................    71,500     761,391
    I-Net Corp...........................................    59,310   1,049,785
    Infocom Corp.........................................    69,000   1,893,071
#   Infomart Corp........................................   344,300   4,319,622
    Information Development Co...........................    14,150     169,175
    Information Services International-Dentsu, Ltd.......    52,800   1,526,352
    Innotech Corp........................................    76,000     988,399
    Inpex Corp........................................... 1,080,900  11,867,071
#   Insource Co., Ltd....................................    30,800     680,587
    Intage Holdings, Inc.................................   197,600   2,052,734
#   Intelligent Wave, Inc................................    13,700      88,367
#   Inter Action Corp....................................    28,900     448,940
    Internet Initiative Japan, Inc.......................   168,900   3,298,629
    Interworks, Inc......................................     3,700      32,845
#   Inui Global Logistics Co., Ltd.......................    69,500     659,184
    I-O Data Device, Inc.................................    39,100     402,661
    IR Japan Holdings, Ltd...............................    13,800     482,601
    Iriso Electronics Co., Ltd...........................    80,200   4,700,019
    I'rom Group Co., Ltd.................................    19,300     335,450
#   Ise Chemicals Corp...................................     5,600     158,534
    Iseki & Co., Ltd.....................................    95,000   1,743,845
    Isetan Mitsukoshi Holdings, Ltd......................   823,740   9,954,733
*   Ishihara Sangyo Kaisha, Ltd..........................   201,800   2,483,301
#*  Ishii Hyoki Co., Ltd.................................    16,800     122,310
    Ishii Iron Works Co., Ltd............................     2,900      50,450

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    Ishizuka Glass Co., Ltd..............................     8,799 $   188,923
    Isolite Insulating Products Co., Ltd.................    71,700     478,908
#   Istyle, Inc..........................................   134,800   1,732,167
    Isuzu Motors, Ltd.................................... 1,294,507  17,518,203
#*  ITbook Co., Ltd......................................    47,700     233,799
    ITmedia, Inc.........................................     5,500      27,871
    Ito En, Ltd..........................................    77,700   3,471,891
    ITOCHU Corp..........................................   831,700  14,767,992
    Itochu Enex Co., Ltd.................................   281,600   2,741,052
    Itochu Techno-Solutions Corp.........................   183,800   3,501,961
    Itochu-Shokuhin Co., Ltd.............................    16,800     908,544
    Itoham Yonekyu Holdings, Inc.........................   408,646   3,325,064
    Itoki Corp...........................................   213,600   1,192,914
*   Itokuro, Inc.........................................    13,100     733,446
    Ivy Cosmetics Corp...................................     3,500      78,371
    IwaiCosmo Holdings, Inc..............................   114,600   1,510,757
    Iwaki & Co., Ltd.....................................   166,000     746,908
    Iwaki Co., Ltd.......................................     2,400      33,845
    Iwasaki Electric Co., Ltd............................    29,200     424,753
    Iwatani Corp.........................................   223,200   7,560,215
    Iwatsu Electric Co., Ltd.............................    44,000     318,820
    Iyo Bank, Ltd. (The).................................   798,357   5,510,370
    Izumi Co., Ltd.......................................    89,500   5,399,889
#*  Izutsuya Co., Ltd....................................    20,399      60,481
    J Front Retailing Co., Ltd...........................   661,200   9,692,615
#   J Trust Co., Ltd.....................................   317,100   2,530,865
#   JAC Recruitment Co., Ltd.............................    58,500   1,253,461
    Jaccs Co., Ltd.......................................   133,600   2,914,202
    Jafco Co., Ltd.......................................   166,800   6,106,540
    Jalux, Inc...........................................    39,000   1,098,745
#   Jamco Corp...........................................    59,200   1,310,967
    Janome Sewing Machine Co., Ltd.......................    83,699     529,052
    Japan Airlines Co., Ltd..............................   215,200   7,943,989
    Japan Airport Terminal Co., Ltd......................    59,000   2,807,613
#   Japan Asia Group, Ltd................................   138,000     583,762
*   Japan Asia Investment Co., Ltd.......................    76,600     233,377
*   Japan Asset Marketing Co., Ltd.......................   565,200     642,809
    Japan Aviation Electronics Industry, Ltd.............   290,000   5,016,640
    Japan Best Rescue System Co., Ltd....................    56,700     442,226
    Japan Cash Machine Co., Ltd..........................    82,600     902,102
#*  Japan Display, Inc................................... 2,396,900   3,097,807
#   Japan Electronic Materials Corp......................     6,700      47,023
    Japan Exchange Group, Inc............................   395,600   7,037,041
    Japan Foundation Engineering Co., Ltd................   123,400     439,248
    Japan Investment Adviser Co., Ltd....................    38,500   1,806,598
    Japan Lifeline Co., Ltd..............................   173,200   3,744,025
    Japan Material Co., Ltd..............................   220,000   3,080,004
#   Japan Meat Co., Ltd..................................    52,200     985,393
    Japan Medical Dynamic Marketing, Inc.................   150,500   1,427,311
    Japan Oil Transportation Co., Ltd....................    12,079     342,866
    Japan Petroleum Exploration Co., Ltd.................   102,400   2,425,915
    Japan Post Holdings Co., Ltd......................... 1,239,400  13,665,338
#   Japan Property Management Center Co., Ltd............    46,600     558,137
    Japan Pulp & Paper Co., Ltd..........................    45,900   1,984,435
    Japan Pure Chemical Co., Ltd.........................       800      18,187
    Japan Securities Finance Co., Ltd....................   550,100   3,072,267
    Japan Steel Works, Ltd. (The)........................   294,600   7,263,191
    Japan Tobacco, Inc...................................   552,400  15,721,140
    Japan Transcity Corp.................................   153,100     785,754

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    Japan Wool Textile Co., Ltd. (The)...................   228,400 $ 2,003,694
    Jastec Co., Ltd......................................    37,900     370,987
    JBCC Holdings, Inc...................................    51,300     605,446
    JCU Corp.............................................    82,700   2,161,815
    Jeol, Ltd............................................   213,000   2,122,426
    JFE Holdings, Inc....................................   881,108  17,904,368
    JGC Corp.............................................   228,000   4,424,177
#*  JIG-SAW, Inc.........................................    14,600     401,110
    Jimoto Holdings, Inc.................................   404,400     605,248
    JINS, Inc............................................    50,800   2,866,501
    JK Holdings Co., Ltd.................................    58,700     457,085
    JMS Co., Ltd.........................................    44,700     272,218
    Joban Kosan Co., Ltd.................................    21,899     366,353
    J-Oil Mills, Inc.....................................    39,500   1,347,436
#   Jolly - Pasta Co., Ltd...............................     2,600      40,229
    Joshin Denki Co., Ltd................................    69,200   2,098,535
#   Joyful Honda Co., Ltd................................    47,400     719,869
    JP-Holdings, Inc.....................................   150,000     481,035
    JSP Corp.............................................    50,800   1,293,551
    JSR Corp.............................................   269,400   5,179,973
    JTEKT Corp...........................................   772,100  11,196,918
    Juki Corp............................................   204,799   2,135,336
    Juroku Bank, Ltd. (The)..............................   163,700   4,451,515
    Justsystems Corp.....................................    62,100   1,259,581
    JVC Kenwood Corp.....................................   551,170   1,546,700
    JXTG Holdings, Inc................................... 6,382,620  46,793,547
    K&O Energy Group, Inc................................    63,200   1,063,323
    kabu.com Securities Co., Ltd.........................   525,800   1,749,592
*   Kadokawa Dwango......................................   246,453   2,623,703
    Kadoya Sesame Mills, Inc.............................     5,900     311,828
    Kaga Electronics Co., Ltd............................    74,300   1,660,149
    Kagome Co., Ltd......................................     8,200     250,435
    Kajima Corp.......................................... 1,807,000  14,098,804
    Kakaku.com, Inc......................................   289,200   6,090,718
    Kaken Pharmaceutical Co., Ltd........................   104,100   5,400,863
    Kakiyasu Honten Co., Ltd.............................    27,700     653,164
#   Kamakura Shinsho, Ltd................................     4,900     159,030
#   Kameda Seika Co., Ltd................................    57,400   2,934,837
    Kamei Corp...........................................   122,800   1,722,142
    Kamigumi Co., Ltd....................................   337,800   7,076,882
    Kanaden Corp.........................................    76,100     893,091
    Kanagawa Chuo Kotsu Co., Ltd.........................    13,800     472,948
    Kanamic Network Co., Ltd.............................    18,400     341,479
    Kanamoto Co., Ltd....................................   180,400   5,625,073
    Kandenko Co., Ltd....................................   466,000   4,853,072
    Kaneka Corp..........................................   938,000   8,256,705
    Kaneko Seeds Co., Ltd................................     2,700      39,051
    Kanematsu Corp.......................................   428,300   6,175,781
    Kanematsu Electronics, Ltd...........................    71,100   2,329,786
    Kansai Electric Power Co., Inc. (The)................   425,400   6,055,759
*   Kansai Mirai Financial Group, Inc....................   390,303   3,258,741
    Kansai Paint Co., Ltd................................   152,900   3,518,567
    Kansai Super Market, Ltd.............................     8,800      93,561
    Kanto Denka Kogyo Co., Ltd...........................   310,500   2,914,846
    Kao Corp.............................................   126,800   9,262,986
    Kappa Create Co., Ltd................................    25,800     314,161
    Kasai Kogyo Co., Ltd.................................   148,400   1,857,273
#   Katakura & Co-op Agri Corp...........................    12,200     129,202
    Katakura Industries Co., Ltd.........................   107,200   1,241,001

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    Kato Sangyo Co., Ltd.................................    78,100 $ 2,652,195
    Kato Works Co., Ltd..................................    35,226     951,799
    KAWADA TECHNOLOGIES, Inc.............................    24,500   1,551,851
#   Kawagishi Bridge Works Co., Ltd......................     9,600     360,617
    Kawai Musical Instruments Manufacturing Co., Ltd.....    24,700   1,058,125
    Kawakin Holdings Co., Ltd............................    10,000      42,478
    Kawasaki Heavy Industries, Ltd.......................   338,400   9,949,968
    Kawasaki Kinkai Kisen Kaisha, Ltd....................     2,800      92,655
#*  Kawasaki Kisen Kaisha, Ltd...........................   261,198   4,743,377
    Kawasumi Laboratories, Inc...........................    56,500     359,553
    KDDI Corp............................................ 1,128,700  31,419,445
#   KeePer Technical Laboratory Co., Ltd.................    22,500     243,329
    Keihan Holdings Co., Ltd.............................   290,500  10,577,915
    Keihanshin Building Co., Ltd.........................   190,000   1,582,659
    Keihin Co., Ltd......................................    12,500     184,507
    Keihin Corp..........................................   260,000   5,368,076
    Keikyu Corp..........................................   134,200   2,197,230
    Keio Corp............................................    66,100   3,246,103
    Keisei Electric Railway Co., Ltd.....................   114,100   3,799,247
    Keiyo Bank, Ltd. (The)............................... 1,078,000   4,758,030
#   Keiyo Co., Ltd.......................................   148,200     713,011
    KEL Corp.............................................    14,100     149,988
#   Kenko Mayonnaise Co., Ltd............................    66,600   2,043,681
    Kewpie Corp..........................................   408,600  10,161,908
    Key Coffee, Inc......................................    51,200     981,525
    Keyence Corp.........................................    18,610   9,844,099
#   KFC Holdings Japan, Ltd..............................    56,300   1,001,654
    KH Neochem Co., Ltd..................................   101,300   3,267,183
#*  KI Holdings Co., Ltd.................................    88,000     369,439
    Kikkoman Corp........................................    44,450   2,109,636
    Kimoto Co., Ltd......................................   242,600     713,111
#   Kimura Chemical Plants Co., Ltd......................    84,900     335,292
    Kimura Unity Co., Ltd................................     2,000      22,778
    Kinden Corp..........................................   391,800   6,298,570
    King Jim Co., Ltd....................................    15,500     143,921
#*  Kinki Sharyo Co., Ltd. (The).........................    22,900     501,340
*   Kintetsu Department Store Co., Ltd...................    18,200     649,273
    Kintetsu Group Holdings Co., Ltd.....................   103,500   4,118,697
    Kintetsu World Express, Inc..........................   204,200   4,120,148
    Kirin Holdings Co., Ltd..............................   670,780  17,172,902
    Kirindo Holdings Co., Ltd............................    40,000     814,246
    Kissei Pharmaceutical Co., Ltd.......................   122,300   3,438,580
    Ki-Star Real Estate Co., Ltd.........................    27,700     682,758
    Kitagawa Corp........................................    49,800   1,201,306
    Kita-Nippon Bank, Ltd. (The).........................    32,600     762,878
    Kitano Construction Corp.............................   226,000     808,332
#   Kitanotatsujin Corp..................................   253,000   1,426,365
    Kito Corp............................................   152,100   2,842,284
    Kitz Corp............................................   385,700   3,415,713
    Kiyo Bank, Ltd. (The)................................   267,900   4,519,808
    KLab, Inc............................................   135,000   1,555,942
*   KNT-CT Holdings Co., Ltd.............................    51,100     683,878
    Koa Corp.............................................    77,800   1,707,608
    Koatsu Gas Kogyo Co., Ltd............................    77,800     651,877
    Kobayashi Pharmaceutical Co., Ltd....................    42,400   3,539,563
    Kobe Bussan Co., Ltd.................................    50,200   2,480,893
*   Kobe Electric Railway Co., Ltd.......................    13,300     475,416
    Kobe Steel, Ltd...................................... 1,711,482  16,867,121
#   Kobelco Eco-Solutions Co., Ltd.......................     8,000     134,392

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
#   Kogi Corp............................................     1,300 $    22,245
#   Kohnan Shoji Co., Ltd................................    82,400   1,801,330
    Kohsoku Corp.........................................    33,000     403,505
    Koike Sanso Kogyo Co., Ltd...........................     4,000     105,926
    Koito Manufacturing Co., Ltd.........................   151,300   9,745,984
*   Kojima Co., Ltd......................................   158,800     763,087
    Kokusai Co., Ltd.....................................    13,700     107,793
    Kokuyo Co., Ltd......................................   306,864   5,200,042
    KOMAIHALTEC, Inc.....................................    21,100     459,324
    Komatsu Seiren Co., Ltd..............................   122,000   1,037,785
    Komatsu Wall Industry Co., Ltd.......................    29,600     606,745
    Komatsu, Ltd.........................................   342,500  10,120,224
    KOMEDA Holdings Co., Ltd.............................   166,700   3,202,650
    Komehyo Co., Ltd.....................................    28,500     487,686
    Komeri Co., Ltd......................................   139,800   3,334,962
    Komori Corp..........................................   318,400   3,982,512
    Konaka Co., Ltd......................................   106,480     495,949
    Konami Holdings Corp.................................   173,162   8,147,074
    Kondotec, Inc........................................    61,400     562,961
    Konica Minolta, Inc.................................. 1,770,000  15,889,821
    Konishi Co., Ltd.....................................   109,100   1,808,628
    Konoike Transport Co., Ltd...........................   107,800   1,715,728
#   Konoshima Chemical Co., Ltd..........................    39,300     272,092
    Kosaido Co., Ltd.....................................    74,600     354,294
    Kose Corp............................................    49,800   9,545,586
#   Kosei Securities Co., Ltd. (The).....................    31,000     333,496
    Koshidaka Holdings Co., Ltd..........................   164,800   1,900,083
    Kotobuki Spirits Co., Ltd............................    72,400   3,385,071
#   Kourakuen Holdings Corp..............................    37,400     541,318
#   Kozo Keikaku Engineering, Inc........................     6,200     118,041
    Krosaki Harima Corp..................................    35,000   2,629,251
    KRS Corp.............................................    35,000     954,279
    K's Holdings Corp....................................   656,680   7,393,520
    KU Holdings Co., Ltd.................................    47,400     399,226
#   Kubota Corp., Sponsored ADR..........................    43,382   3,648,209
    Kubota Corp..........................................    86,000   1,443,771
    Kumagai Gumi Co., Ltd................................   217,900   7,631,365
    Kumiai Chemical Industry Co., Ltd....................   458,065   4,152,896
    Kura Corp............................................    39,800   2,402,337
    Kurabo Industries, Ltd...............................   879,000   2,750,212
    Kuraray Co., Ltd.....................................   828,200  11,705,682
    Kureha Corp..........................................    76,100   5,244,905
    Kurimoto, Ltd........................................    46,000     867,119
    Kurita Water Industries, Ltd.........................   200,400   5,861,822
    Kuriyama Holdings Corp...............................    21,300     383,516
    Kushikatsu Tanaka Holdings Co........................     7,500     210,327
#   Kusuri no Aoki Holdings Co., Ltd.....................    45,800   3,361,970
    KYB Corp.............................................   110,400   5,186,867
    Kyocera Corp.........................................   303,630  17,671,353
#   Kyoden Co., Ltd......................................   140,700     692,699
    Kyodo Printing Co., Ltd..............................    31,100     845,261
#   Kyoei Steel, Ltd.....................................   121,600   2,380,700
    Kyokuto Boeki Kaisha, Ltd............................   165,796     662,763
    Kyokuto Kaihatsu Kogyo Co., Ltd......................   148,900   2,441,479
    Kyokuto Securities Co., Ltd..........................    99,200   1,341,844
    Kyokuyo Co., Ltd.....................................    50,900   1,587,953
    KYORIN Holdings, Inc.................................   166,800   3,396,241
    Kyoritsu Maintenance Co., Ltd........................   157,374   7,813,818
    Kyoritsu Printing Co., Ltd...........................   152,900     513,281

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    Kyosan Electric Manufacturing Co., Ltd...............   175,400 $ 1,086,436
    Kyowa Electronic Instruments Co., Ltd................   103,400     399,142
    Kyowa Exeo Corp......................................   274,800   7,446,422
    Kyowa Hakko Kirin Co., Ltd...........................    60,800   1,155,219
    Kyowa Leather Cloth Co., Ltd.........................    49,400     447,737
    Kyudenko Corp........................................   160,600   6,432,862
    Kyushu Electric Power Co., Inc.......................   237,100   2,794,137
    Kyushu Financial Group, Inc.......................... 1,047,400   5,365,675
    Kyushu Railway Co....................................    91,000   2,796,809
    LAC Co., Ltd.........................................    56,800     887,808
    Lacto Japan Co., Ltd.................................    18,200   1,051,674
#*  Laox Co., Ltd........................................   211,899     774,726
    Lasertec Corp........................................   127,200   3,770,846
    Lawson, Inc..........................................    67,600   4,059,371
    LEC, Inc.............................................    86,900   3,728,997
    Leopalace21 Corp..................................... 1,350,700   7,421,958
    Life Corp............................................    80,400   1,920,145
    LIFULL Co., Ltd......................................   152,400     957,357
#   Like Co., Ltd........................................    34,600     503,766
*   LINE Corp............................................    11,900     519,870
    Linical Co., Ltd.....................................    38,400     854,827
#   Link And Motivation, Inc.............................   125,100   1,420,279
    Lintec Corp..........................................   182,400   5,354,389
    Lion Corp............................................   360,000   6,518,356
#*  Litalico, Inc........................................    20,300     318,829
    LIXIL Group Corp.....................................   618,419  12,676,395
    Lonseal Corp.........................................     5,700     107,242
#   Look Holdings, Inc...................................    27,400     336,401
    Luckland Co., Ltd....................................     6,600     162,492
*   M&A Capital Partners Co., Ltd........................    25,700   1,620,469
    M3, Inc..............................................   108,800   4,148,678
    Mabuchi Motor Co., Ltd...............................    33,900   1,670,264
    Macnica Fuji Electronics Holdings, Inc...............   154,250   2,611,725
    Maeda Corp...........................................   485,800   5,709,791
    Maeda Kosen Co., Ltd.................................   126,400   2,436,906
    Maeda Road Construction Co., Ltd.....................   214,400   4,147,518
    Maezawa Kasei Industries Co., Ltd....................    53,300     594,570
    Maezawa Kyuso Industries Co., Ltd....................    38,000     725,812
    Makino Milling Machine Co., Ltd......................   581,000   4,695,063
    Makita Corp., Sponsored ADR..........................     1,200      53,688
    Makita Corp..........................................    60,000   2,699,166
    Mamezou Holdings Co., Ltd............................   116,700   1,070,706
    Mamiya-Op Co., Ltd...................................    20,799     195,357
    Mandom Corp..........................................    63,600   1,987,819
    Mani, Inc............................................    36,700   1,581,753
    MarkLines Co., Ltd...................................    39,900     723,999
    Mars Engineering Corp................................    42,600     923,950
    Marubeni Corp........................................ 2,120,559  16,189,768
    Marubun Corp.........................................    95,500     709,641
    Marudai Food Co., Ltd................................   438,000   1,871,298
    Marufuji Sheet Piling Co., Ltd.......................     2,700      65,180
    Maruha Nichiro Corp..................................   285,482  10,620,990
#   Marui Group Co., Ltd.................................   473,900   9,415,979
    Maruichi Steel Tube, Ltd.............................   120,600   4,155,390
    Maruka Machinery Co., Ltd............................    34,400     631,877
#   Marumae Co., Ltd.....................................    23,900     256,170
    Marusan Securities Co., Ltd..........................   152,600   1,278,360
    Maruwa Co., Ltd......................................    34,300   2,643,264
    Maruwa Unyu Kikan Co., Ltd...........................    46,000   1,556,775

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    Maruyama Manufacturing Co., Inc......................    15,400 $   254,827
#*  Maruzen CHI Holdings Co., Ltd........................    81,000     268,824
    Maruzen Co., Ltd.....................................    18,600     368,213
    Maruzen Showa Unyu Co., Ltd..........................   232,000   1,108,107
    Marvelous, Inc.......................................   176,700   1,346,715
    Matsuda Sangyo Co., Ltd..............................    63,662     919,563
    Matsui Construction Co., Ltd.........................    92,100     784,229
    Matsui Securities Co., Ltd...........................   216,000   2,154,912
    Matsumotokiyoshi Holdings Co., Ltd...................   172,200   7,468,079
    Matsuya Co., Ltd.....................................    40,700     506,252
    Matsuya Foods Co., Ltd...............................    49,500   1,634,419
    Max Co., Ltd.........................................   118,100   1,677,866
    Maxell Holdings, Ltd.................................   176,900   2,918,358
    Maxvalu Nishinihon Co., Ltd..........................     1,700      27,000
    Maxvalu Tokai Co., Ltd...............................    23,800     521,833
    Mazda Motor Corp..................................... 1,602,300  19,994,060
    McDonald's Holdings Co. Japan, Ltd...................    44,700   2,137,446
    MCJ Co., Ltd.........................................   423,000   3,126,852
    Mebuki Financial Group, Inc.......................... 2,605,511   9,309,922
#   MEC Co., Ltd.........................................    44,400     912,004
#   Media Do Holdings Co., Ltd...........................    24,500     506,192
#*  Medical Data Vision Co., Ltd.........................    52,600     792,631
    Medical System Network Co., Ltd......................   159,400     650,920
    Medipal Holdings Corp................................   270,000   5,490,017
    Medius Holdings Co., Ltd.............................     8,700      76,113
#   Megachips Corp.......................................   107,600   2,457,072
    Megmilk Snow Brand Co., Ltd..........................   296,500   7,398,061
    Meidensha Corp....................................... 1,083,000   4,075,869
    Meiji Electric Industries Co., Ltd...................    19,000     345,646
    MEIJI Holdings Co., Ltd..............................   137,920  10,845,556
    Meiji Shipping Co., Ltd..............................    65,900     243,367
#   Meiko Electronics Co., Ltd...........................   161,200   3,371,687
#   Meiko Network Japan Co., Ltd.........................   124,400   1,258,001
    Meisei Industrial Co., Ltd...........................   172,500   1,393,460
    Meitec Corp..........................................    98,200   4,877,705
    Meito Sangyo Co., Ltd................................    28,800     457,763
    Meiwa Corp...........................................    93,300     405,739
#   Meiwa Estate Co., Ltd................................    69,800     427,872
    Melco Holdings, Inc..................................    27,400   1,046,481
    Menicon Co., Ltd.....................................   145,500   3,746,980
#   Mercuria Investment Co., Ltd.........................    29,200     289,383
    Mesco, Inc...........................................    12,400     139,926
    METAWATER Co., Ltd...................................    30,200     888,871
#   Michinoku Bank, Ltd. (The)...........................    85,109   1,363,741
    Micronics Japan Co., Ltd.............................    84,800     727,686
#   Mie Kotsu Group Holdings, Inc........................   265,800   1,396,231
    Mikuni Corp..........................................   127,500     709,656
    Milbon Co., Ltd......................................    72,272   3,569,826
    Mimaki Engineering Co., Ltd..........................    88,600     727,380
    Mimasu Semiconductor Industry Co., Ltd...............    63,500   1,072,667
    Minebea Mitsumi, Inc................................. 1,038,826  18,643,929
    Ministop Co., Ltd....................................    68,700   1,301,318
#   Mipox Corp...........................................    46,400     198,179
    Miraca Holdings, Inc.................................   276,600   8,038,598
#   Miraial Co., Ltd.....................................    31,900     325,427
#   Mirait Holdings Corp.................................   280,430   4,314,736
    Miroku Jyoho Service Co., Ltd........................    63,400   1,530,612
    Misawa Homes Co., Ltd................................   120,900   1,057,865
    MISUMI Group, Inc....................................   200,700   5,127,648

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
JAPAN -- (Continued)
#   Mitachi Co., Ltd.....................................      7,700 $    62,678
    Mitani Corp..........................................     35,400   1,649,830
    Mitani Sekisan Co., Ltd..............................      6,400     155,457
    Mito Securities Co., Ltd.............................    295,700   1,034,505
    Mitsuba Corp.........................................    184,300   1,591,596
    Mitsubishi Chemical Holdings Corp....................  3,644,360  31,922,593
    Mitsubishi Corp......................................  1,271,100  35,531,103
    Mitsubishi Electric Corp.............................  1,447,500  19,666,783
    Mitsubishi Estate Co., Ltd...........................    861,320  14,946,144
    Mitsubishi Gas Chemical Co., Inc.....................    444,000   9,920,279
    Mitsubishi Heavy Industries, Ltd.....................    477,700  17,938,168
    Mitsubishi Kakoki Kaisha, Ltd........................     24,400     454,870
    Mitsubishi Logisnext Co., Ltd........................    203,000   2,505,924
#   Mitsubishi Logistics Corp............................    160,799   3,678,648
    Mitsubishi Materials Corp............................    447,420  12,723,579
    Mitsubishi Motors Corp...............................  1,023,800   7,826,856
    Mitsubishi Paper Mills, Ltd..........................    163,000     949,513
    Mitsubishi Pencil Co., Ltd...........................     56,300   1,086,811
    Mitsubishi Research Institute, Inc...................     37,600   1,451,311
    Mitsubishi Shokuhin Co., Ltd.........................     52,600   1,409,380
    Mitsubishi Steel Manufacturing Co., Ltd..............     60,300   1,224,267
    Mitsubishi Tanabe Pharma Corp........................    287,200   5,384,871
#   Mitsubishi UFJ Financial Group, Inc., Sponsored ADR..  1,440,272   8,814,465
    Mitsubishi UFJ Financial Group, Inc..................  9,798,000  60,129,007
    Mitsubishi UFJ Lease & Finance Co., Ltd..............  1,830,300  11,100,092
    Mitsuboshi Belting, Ltd..............................    153,000   1,893,177
    Mitsui & Co., Ltd., Sponsored ADR....................     15,092   5,048,953
    Mitsui & Co., Ltd....................................  1,134,245  19,009,986
    Mitsui Chemicals, Inc................................    514,613  13,860,130
*   Mitsui E&S Holdings Co., Ltd.........................    410,800   5,885,501
    Mitsui Fudosan Co., Ltd..............................    341,500   8,165,852
#   Mitsui High-Tec, Inc.................................    106,100   1,368,633
    Mitsui Home Co., Ltd.................................    118,000     818,425
    Mitsui Matsushima Co., Ltd...........................     59,000     836,919
    Mitsui Mining & Smelting Co., Ltd....................    302,600  11,984,681
    Mitsui OSK Lines, Ltd................................    458,800  11,904,774
    Mitsui Sugar Co., Ltd................................     56,700   1,721,092
*   Mitsui-Soko Holdings Co., Ltd........................    680,000   2,157,791
#   Mitsumura Printing Co., Ltd..........................      1,500      31,291
    Mitsuuroko Group Holdings Co., Ltd...................    108,600     831,335
    Miura Co., Ltd.......................................     31,600     829,249
#   Mixi, Inc............................................    170,100   4,479,481
    Miyaji Engineering Group, Inc........................     31,800     572,696
    Miyazaki Bank, Ltd. (The)............................     71,300   2,164,483
    Miyoshi Oil & Fat Co., Ltd...........................     35,000     432,285
    Mizuho Financial Group, Inc.......................... 22,906,260  39,817,717
    Mizuno Corp..........................................     89,321   2,935,766
#   Mobile Factory, Inc..................................     16,900     265,780
    Mochida Pharmaceutical Co., Ltd......................     33,099   2,398,805
    Modec, Inc...........................................    107,300   2,998,346
#   Molitec Steel Co., Ltd...............................     50,500     278,099
#   Monex Group, Inc.....................................    956,200   4,766,486
#   Money Partners Group Co., Ltd........................     74,000     256,561
    Monogatari Corp. (The)...............................     27,200   2,507,374
    MonotaRO Co., Ltd....................................    135,600   6,829,061
    MORESCO Corp.........................................     34,700     530,119
#   Mori-Gumi Co., Ltd...................................     51,800     192,367
    Morinaga & Co., Ltd..................................    112,800   5,233,491
    Morinaga Milk Industry Co., Ltd......................    224,100   7,388,707

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
JAPAN -- (Continued)
    Morita Holdings Corp................................. 148,900 $ 3,043,885
    Morito Co., Ltd......................................  66,500     557,177
#   Morozoff, Ltd........................................   9,399     565,735
#*  Morpho, Inc..........................................   9,600     246,511
    Mory Industries, Inc.................................  27,200     835,723
    MrMax Holdings, Ltd..................................  85,200     490,492
    MS&AD Insurance Group Holdings, Inc.................. 429,574  13,157,709
#   MTI, Ltd............................................. 166,600     928,025
#   Mugen Estate Co., Ltd................................  83,800     816,701
#   m-up, Inc............................................   9,500     200,584
    Murata Manufacturing Co., Ltd........................  94,840  16,594,702
    Musashi Seimitsu Industry Co., Ltd................... 138,300   4,707,991
    Musashino Bank, Ltd. (The)........................... 132,800   4,108,611
#   Muto Seiko Co........................................  22,000     151,883
    Mutoh Holdings Co., Ltd..............................  11,700     250,421
#*  Mynet, Inc...........................................  24,500     261,961
#   N Field Co., Ltd.....................................  46,400     705,988
    Nabtesco Corp........................................ 196,600   6,137,613
    NAC Co., Ltd.........................................  65,800     577,942
#   Nachi-Fujikoshi Corp.................................  96,900   4,534,780
#   Nadex Co., Ltd.......................................   7,600      71,339
    Nafco Co., Ltd.......................................   1,100      18,039
    Nagaileben Co., Ltd..................................  17,200     456,241
#   Nagano Bank, Ltd. (The)..............................  35,100     580,873
    Nagano Keiki Co., Ltd................................  42,600     507,117
    Nagase & Co., Ltd.................................... 397,400   6,447,787
    Nagatanien Holdings Co., Ltd.........................  65,000     878,985
    Nagawa Co., Ltd......................................   6,100     251,202
    Nagoya Railroad Co., Ltd............................. 241,299   6,056,383
*   Naigai Co., Ltd......................................  12,200      57,852
#   Naigai Tec Corp......................................  10,600     232,968
    Naigai Trans Line, Ltd...............................  19,800     268,147
    Nakabayashi Co., Ltd.................................  88,700     548,723
    Nakamoto Packs Co., Ltd..............................  15,100     267,164
    Nakamuraya Co., Ltd..................................   8,200     364,092
    Nakanishi, Inc....................................... 102,300   2,140,424
    Nakano Corp..........................................  76,100     483,077
    Nakayama Steel Works, Ltd............................  98,400     578,146
    Nakayo, Inc..........................................   6,200      98,424
#   Namura Shipbuilding Co., Ltd......................... 335,548   1,586,301
    Nankai Electric Railway Co., Ltd..................... 163,500   4,495,428
    Nanto Bank, Ltd. (The)............................... 125,700   3,283,100
    Narasaki Sangyo Co., Ltd.............................  64,000     238,211
    Natori Co., Ltd......................................  25,700     425,536
    NDS Co., Ltd.........................................  14,200     713,307
    NEC Capital Solutions, Ltd...........................  64,100   1,085,395
    NEC Corp............................................. 635,680  17,659,725
    NEC Networks & System Integration Corp...............  85,200   2,051,072
    NET One Systems Co., Ltd............................. 291,700   6,366,708
    Neturen Co., Ltd..................................... 163,200   1,524,268
#*  New Japan Chemical Co., Ltd.......................... 187,800     394,907
#*  New Japan Radio Co., Ltd.............................  85,000     604,710
#   Newton Financial Consulting, Inc.....................   3,000      59,066
*   Nexon Co., Ltd....................................... 214,600   3,092,101
#   Nextage Co., Ltd..................................... 124,400     915,672
    Nexyz Group Corp.....................................  24,900     381,395
    NGK Insulators, Ltd.................................. 584,300  10,261,200
    NGK Spark Plug Co., Ltd.............................. 384,100  11,091,544
    NH Foods, Ltd........................................ 209,699   8,348,338

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    NHK Spring Co., Ltd.................................. 1,193,037 $11,933,093
#   Nicca Chemical Co., Ltd..............................    11,200     132,528
    Nice Holdings, Inc...................................    36,100     432,389
    Nichia Steel Works, Ltd..............................   102,200     327,804
    Nichias Corp.........................................   661,000   8,183,743
    Nichiban Co., Ltd....................................    36,500     980,858
    Nichicon Corp........................................   208,400   2,618,201
    Nichiden Corp........................................    35,600     663,537
    Nichiha Corp.........................................   150,500   5,539,216
    NichiiGakkan Co., Ltd................................   275,100   3,112,533
    Nichi-iko Pharmaceutical Co., Ltd....................   232,650   3,311,254
#   Nichimo Co., Ltd.....................................     4,800      73,865
    Nichirei Corp........................................   417,999   9,717,219
    Nichireki Co., Ltd...................................   126,600   1,419,846
    Nichirin Co., Ltd....................................    57,630   1,252,695
    Nidec Corp...........................................    59,878   8,697,267
    Nidec Corp., Sponsored ADR...........................    20,578     746,261
    Nifco, Inc...........................................   237,400   7,175,400
    Nihon Chouzai Co., Ltd...............................    45,460   1,208,273
#   Nihon Dempa Kogyo Co., Ltd...........................    79,000     372,265
    Nihon Dengi Co., Ltd.................................     6,200     154,409
    Nihon Denkei Co., Ltd................................    18,600     285,400
    Nihon Eslead Corp....................................    42,900     673,002
    Nihon Flush Co., Ltd.................................    32,500     689,710
#   Nihon House Holdings Co., Ltd........................   250,400   1,315,565
#   Nihon Kagaku Sangyo Co., Ltd.........................    51,900     650,886
    Nihon Kohden Corp....................................   129,000   3,486,731
    Nihon M&A Center, Inc................................   282,600   7,541,171
#   Nihon Nohyaku Co., Ltd...............................   265,300   1,613,846
    Nihon Parkerizing Co., Ltd...........................   251,200   3,731,823
#   Nihon Plast Co., Ltd.................................    65,300     604,326
    Nihon Tokushu Toryo Co., Ltd.........................    46,700     970,482
    Nihon Trim Co., Ltd..................................     8,300     434,205
    Nihon Unisys, Ltd....................................   369,700   8,533,699
    Nihon Yamamura Glass Co., Ltd........................   456,000     790,719
    Nikkato Corp.........................................    24,500     305,647
    Nikkiso Co., Ltd.....................................   208,300   2,188,729
    Nikko Co., Ltd.......................................    20,000     480,660
    Nikkon Holdings Co., Ltd.............................   235,600   6,385,872
#   Nikon Corp...........................................   373,900   6,311,797
    Nintendo Co., Ltd....................................     4,500   1,521,842
    Nippi, Inc...........................................     8,900     314,627
    Nippo Corp...........................................   201,700   3,798,595
    Nippon Air Conditioning Services Co., Ltd............    69,900     520,795
    Nippon Aqua Co., Ltd.................................    65,300     212,709
    Nippon Beet Sugar Manufacturing Co., Ltd.............    50,900   1,068,628
    Nippon Carbide Industries Co., Inc...................    48,800     866,355
    Nippon Carbon Co., Ltd...............................    25,100   1,444,964
    Nippon Ceramic Co., Ltd..............................    12,000     314,440
    Nippon Chemical Industrial Co., Ltd..................    24,900     964,376
    Nippon Chemi-Con Corp................................    65,900   2,306,609
    Nippon Chemiphar Co., Ltd............................    10,000     414,710
    Nippon Chutetsukan KK................................    36,000      50,310
    Nippon Coke & Engineering Co., Ltd...................   991,000   1,047,780
    Nippon Commercial Development Co., Ltd...............    63,700   1,057,189
#   Nippon Concept Corp..................................    26,800     327,591
    Nippon Concrete Industries Co., Ltd..................   269,300     810,808
#   Nippon Denko Co., Ltd................................   626,250   1,865,506
    Nippon Densetsu Kogyo Co., Ltd.......................   155,200   3,202,311

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    Nippon Electric Glass Co., Ltd.......................   267,700 $ 8,652,160
    Nippon Express Co., Ltd..............................   186,276  12,193,447
    Nippon Felt Co., Ltd.................................    15,100      70,128
    Nippon Filcon Co., Ltd...............................    41,300     226,176
#   Nippon Fine Chemical Co., Ltd........................    45,200     559,008
    Nippon Flour Mills Co., Ltd..........................   229,000   3,873,857
    Nippon Gas Co., Ltd..................................   173,200   8,397,019
    Nippon Hume Corp.....................................   116,400     961,751
    Nippon Kanzai Co., Ltd...............................    21,800     419,858
    Nippon Kayaku Co., Ltd...............................   465,900   5,312,907
    Nippon Kinzoku Co., Ltd..............................    35,200     641,670
#   Nippon Kodoshi Corp..................................    46,700   1,267,241
    Nippon Koei Co., Ltd.................................    65,100   1,792,349
#   Nippon Koshuha Steel Co., Ltd........................    46,700     333,616
    Nippon Light Metal Holdings Co., Ltd................. 3,656,600   8,260,436
#   Nippon Paint Holdings Co., Ltd.......................   143,000   6,249,394
    Nippon Paper Industries Co., Ltd.....................   409,002   6,700,917
#   Nippon Parking Development Co., Ltd..................   748,700   1,185,479
    Nippon Pillar Packing Co., Ltd.......................    97,200   1,325,794
    Nippon Piston Ring Co., Ltd..........................    27,700     545,335
    Nippon Rietec Co., Ltd...............................     3,000      42,273
    Nippon Road Co., Ltd. (The)..........................    36,400   1,958,504
    Nippon Seiki Co., Ltd................................   141,600   2,971,186
    Nippon Seisen Co., Ltd...............................    13,000     553,316
#*  Nippon Sharyo, Ltd...................................   493,000   1,334,864
    Nippon Sheet Glass Co., Ltd..........................   330,000   3,454,610
    Nippon Shinyaku Co., Ltd.............................     8,700     495,212
    Nippon Shokubai Co., Ltd.............................    96,000   6,863,560
    Nippon Signal Co., Ltd...............................   261,200   2,523,671
    Nippon Soda Co., Ltd.................................   599,000   3,519,322
    Nippon Steel & Sumikin Bussan Corp...................    72,700   3,734,773
    Nippon Steel & Sumitomo Metal Corp...................   867,314  17,297,062
    Nippon Suisan Kaisha, Ltd............................ 1,933,900   9,511,684
    Nippon Systemware Co., Ltd...........................    42,600     773,097
    Nippon Telegraph & Telephone Corp....................   204,900   9,477,351
#   Nippon Thompson Co., Ltd.............................   329,500   2,414,445
    Nippon Tungsten Co., Ltd.............................     4,900      93,050
    Nippon Valqua Industries, Ltd........................    95,200   3,143,512
    Nippon View Hotel Co., Ltd...........................    28,100     350,890
#   Nippon Yakin Kogyo Co., Ltd..........................   347,800   1,171,518
    Nippon Yusen K.K.....................................   646,731  12,472,513
#   Nipro Corp...........................................   804,900   9,834,188
    Nishimatsu Construction Co., Ltd.....................   252,800   7,230,476
#   Nishimatsuya Chain Co., Ltd..........................   141,600   1,529,443
    Nishi-Nippon Financial Holdings, Inc.................   604,714   7,225,206
    Nishi-Nippon Railroad Co., Ltd.......................   189,400   4,988,771
    Nishio Rent All Co., Ltd.............................   105,800   3,356,060
    Nissan Chemical Corp.................................   192,700   8,639,044
    Nissan Motor Co., Ltd................................ 4,846,600  45,844,465
    Nissan Shatai Co., Ltd...............................   240,700   2,266,124
    Nissan Tokyo Sales Holdings Co., Ltd.................   123,500     381,872
#   Nissei ASB Machine Co., Ltd..........................    38,100   2,065,554
#   Nissei Build Kogyo Co., Ltd..........................   224,200   2,386,355
    Nissei Plastic Industrial Co., Ltd...................    57,800     660,281
#   Nissha Co., Ltd......................................   114,300   2,367,461
    Nisshin Fudosan Co...................................   155,600     960,470
    Nisshin Oillio Group, Ltd. (The).....................   117,100   3,256,793
    Nisshin Seifun Group, Inc............................    97,945   1,919,235
    Nisshin Steel Co., Ltd...............................   247,274   3,477,561

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    Nisshinbo Holdings, Inc..............................   479,892 $ 5,280,337
    Nissin Corp..........................................    62,000   1,423,505
    Nissin Electric Co., Ltd.............................   274,100   2,374,704
    Nissin Foods Holdings Co., Ltd.......................    11,475     791,713
    Nissin Kogyo Co., Ltd................................   194,000   3,324,960
    Nissin Sugar Co., Ltd................................    57,200   1,114,114
    Nissui Pharmaceutical Co., Ltd.......................    49,900     613,968
    Nitori Holdings Co., Ltd.............................    32,300   4,867,822
    Nitta Corp...........................................    54,100   2,139,399
    Nitta Gelatin, Inc...................................    58,600     425,913
    Nittan Valve Co., Ltd................................    72,200     230,310
    Nittetsu Mining Co., Ltd.............................    30,900   1,484,420
    Nitto Boseki Co., Ltd................................   103,500   2,573,520
    Nitto Denko Corp.....................................    77,200   5,601,329
    Nitto FC Co., Ltd....................................    65,500     461,240
    Nitto Kogyo Corp.....................................    96,600   1,661,104
    Nitto Kohki Co., Ltd.................................    37,300     883,614
    Nitto Seiko Co., Ltd.................................   101,100     670,849
    Nittoc Construction Co., Ltd.........................   142,749     907,844
#   Nittoku Engineering Co., Ltd.........................    46,200   1,273,262
    NJS Co., Ltd.........................................    22,100     354,094
#   nms Holdings Co......................................    40,100     228,610
    Noda Corp............................................    52,100     547,420
    Noevir Holdings Co., Ltd.............................    50,400   3,316,134
    NOF Corp.............................................   251,500   8,288,820
    Nohmi Bosai, Ltd.....................................    77,900   1,557,373
    Nojima Corp..........................................   201,400   4,137,532
    NOK Corp.............................................   370,100   7,440,183
    Nomura Co., Ltd......................................   120,500   2,572,495
    Nomura Holdings, Inc................................. 3,688,498  17,488,657
#   Nomura Holdings, Inc., Sponsored ADR.................   357,946   1,693,085
    Nomura Real Estate Holdings, Inc.....................   448,000   9,778,847
    Nomura Research Institute, Ltd.......................    79,695   3,829,939
    Noritake Co., Ltd....................................    52,200   2,855,289
#   Noritsu Koki Co., Ltd................................    85,300   1,623,364
    Noritz Corp..........................................   128,100   2,158,514
    North Pacific Bank, Ltd.............................. 1,555,300   5,599,771
    Nozawa Corp..........................................    22,800     253,202
    NS Solutions Corp....................................   136,600   3,609,752
    NS Tool Co., Ltd.....................................    23,700     624,271
    NS United Kaiun Kaisha, Ltd..........................    65,700   1,362,480
    NSD Co., Ltd.........................................    82,039   1,764,306
    NSK, Ltd.............................................   886,147   9,678,299
#   NTN Corp............................................. 2,478,500  10,941,556
    NTT Data Corp........................................   379,500   4,322,777
    NTT DOCOMO, Inc...................................... 1,433,300  36,900,196
    NTT Urban Development Corp...........................   341,000   3,523,745
    NuFlare Technology, Inc..............................    22,700   1,397,053
#   OAK Capital Corp.....................................   262,000     487,432
    Oat Agrio Co., Ltd...................................    19,700     644,947
    Obara Group, Inc.....................................    44,600   2,625,844
    Obayashi Corp........................................ 1,515,400  15,821,029
    Obic Co., Ltd........................................    62,300   5,352,023
    Odakyu Electric Railway Co., Ltd.....................   167,000   3,537,186
    Odelic Co., Ltd......................................    16,800     657,956
    Oenon Holdings, Inc..................................   263,000   1,073,972
    Ogaki Kyoritsu Bank, Ltd. (The)......................   188,500   4,934,911
    Ohashi Technica, Inc.................................    33,900     535,491
    Ohba Co., Ltd........................................    19,400     109,064

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
*   Ohizumi Mfg. Co., Ltd................................    10,900 $    83,297
    Ohki Healthcare Holdings Co., Ltd....................     2,000      42,889
    Ohsho Food Service Corp..............................    32,300   1,918,422
#   OIE Sangyo Co., Ltd..................................     1,200      15,751
    Oiles Corp...........................................    67,201   1,385,502
#*  Oisix.ra daichi, Inc.................................     8,800     167,531
    Oita Bank, Ltd. (The)................................    39,200   1,384,023
    Oji Holdings Corp.................................... 2,954,000  17,527,772
    Okabe Co., Ltd.......................................   194,800   1,913,284
#   Okada Aiyon Corp.....................................    19,400     289,917
    Okamoto Industries, Inc..............................   234,000   2,689,833
    Okamoto Machine Tool Works, Ltd......................    21,199     702,325
    Okamura Corp.........................................   212,900   3,072,341
    Okasan Securities Group, Inc.........................   814,000   3,885,655
#   Okaya Electric Industries Co., Ltd...................    12,800      56,642
#   Oki Electric Industry Co., Ltd.......................   260,400   3,183,860
    Okinawa Cellular Telephone Co........................    28,700   1,100,365
    Okinawa Electric Power Co., Inc. (The)...............   132,003   2,875,509
    OKK Corp.............................................    49,500     498,492
    OKUMA Corp...........................................    91,600   5,172,314
    Okumura Corp.........................................   127,800   4,200,533
    Okura Industrial Co., Ltd............................    48,400   1,131,623
    Okuwa Co., Ltd.......................................    88,000     885,206
#   Olympic Group Corp...................................    25,300     204,725
    Olympus Corp.........................................   125,300   5,086,773
#   Omikenshi Co., Ltd...................................   464,000     383,059
    Omron Corp...........................................   186,600   8,445,260
    Ono Pharmaceutical Co., Ltd..........................    53,800   1,271,254
    ONO Sokki Co., Ltd...................................    36,500     279,324
#   Onoken Co., Ltd......................................    82,800   1,425,534
    Onward Holdings Co., Ltd.............................   569,000   3,874,862
    Ootoya Holdings Co., Ltd.............................     9,800     193,584
#*  Open Door, Inc.......................................    36,400     698,547
    Open House Co., Ltd..................................   150,100   8,230,648
#   OPT Holding, Inc.....................................    70,100   1,532,998
    Optex Group Co., Ltd.................................    93,460   2,753,474
#*  Optim Corp...........................................    11,200     315,441
    Oracle Corp..........................................    20,200   1,695,483
    Organo Corp..........................................    32,400     844,031
#   Orient Corp.......................................... 1,822,300   2,545,952
    Oriental Land Co., Ltd...............................    53,300   5,795,569
    Origin Electric Co., Ltd.............................    25,500     521,076
    ORIX Corp............................................ 2,364,900  38,305,441
    ORIX Corp., Sponsored ADR............................    17,419   1,412,333
    Osaka Gas Co., Ltd...................................   221,300   4,258,977
    Osaka Organic Chemical Industry, Ltd.................    70,000     935,032
    Osaka Soda Co., Ltd..................................    46,899   1,391,299
#   Osaka Steel Co., Ltd.................................    55,900   1,037,204
#   OSAKA Titanium Technologies Co., Ltd.................   112,500   1,625,131
    Osaki Electric Co., Ltd..............................   231,500   1,681,021
    OSG Corp.............................................   409,200   9,207,014
    OSJB Holdings Corp...................................   485,600   1,201,242
    Otsuka Corp..........................................    68,600   2,675,601
    Otsuka Holdings Co., Ltd.............................    86,300   3,985,358
#   Otsuka Kagu, Ltd.....................................    78,000     263,405
    OUG Holdings, Inc....................................     2,200      55,316
    Outsourcing, Inc.....................................   302,800   6,532,543
    Oyo Corp.............................................   117,000   1,460,730
    Pacific Industrial Co., Ltd..........................   221,400   3,630,687

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
#*  Pacific Metals Co., Ltd..............................    86,000 $ 2,479,014
    Pack Corp. (The).....................................    44,500   1,416,027
    PAL GROUP Holdings Co., Ltd..........................    64,700   1,525,112
    PALTAC Corp..........................................   150,258   7,942,427
#   Paltek Corp..........................................    17,600      89,504
    Panasonic Corp....................................... 1,809,642  23,252,286
#   PAPYLESS Co., Ltd....................................    14,700     255,835
    Paraca, Inc..........................................    22,800     546,620
    Paramount Bed Holdings Co., Ltd......................    59,100   2,503,732
    Parco Co., Ltd.......................................    97,500   1,106,327
    Paris Miki Holdings, Inc.............................   100,200     446,241
    Park24 Co., Ltd......................................   154,800   4,343,814
    Parker Corp..........................................     3,000      14,824
#*  Pasco Corp...........................................   111,000     284,045
#   Pasona Group, Inc....................................   111,200   1,895,607
#   PC Depot Corp........................................   157,540     764,346
    PCI Holdings Inc/JP..................................     8,400     232,353
#   Pegasus Sewing Machine Manufacturing Co., Ltd........    86,800     798,047
    Penta-Ocean Construction Co., Ltd.................... 1,909,400  12,030,959
    People Co., Ltd......................................       800       9,772
#   Pepper Food Service Co., Ltd.........................    49,900   1,828,502
*   PeptiDream, Inc......................................    30,200   1,176,294
    Persol Holdings Co., Ltd.............................   111,100   2,421,778
    PIA Corp.............................................    19,200     945,865
    Pickles Corp.........................................     8,100     161,057
    Pigeon Corp..........................................    94,600   4,553,772
    Pilot Corp...........................................    78,800   4,549,462
    Piolax, Inc..........................................   103,100   2,505,628
#*  Pioneer Corp......................................... 2,286,300   3,111,876
#   Plenus Co., Ltd......................................    91,900   1,485,813
    Pola Orbis Holdings, Inc.............................   118,400   4,588,276
    Poletowin Pitcrew Holdings, Inc......................    67,800   1,613,175
    Press Kogyo Co., Ltd.................................   468,300   2,959,503
    Pressance Corp.......................................   211,400   3,217,806
    Prestige International, Inc..........................   142,600   1,663,554
    Prima Meat Packers, Ltd..............................   959,000   4,821,860
    Pronexus, Inc........................................    35,500     414,177
    Pro-Ship, Inc........................................     3,700      82,099
#   Prospect Co., Ltd.................................... 3,401,000   1,432,098
#   Proto Corp...........................................    35,500     436,750
    PS Mitsubishi Construction Co., Ltd..................   169,400     918,664
#   Punch Industry Co., Ltd..............................   119,000   1,144,641
    Qol Co., Ltd.........................................   153,200   2,523,689
    Quick Co., Ltd.......................................    36,900     591,061
#   Raccoon Co., Ltd.....................................    34,800     157,738
    Raito Kogyo Co., Ltd.................................   264,300   2,899,610
    Rakus Co., Ltd.......................................    57,900     927,206
    Rakuten, Inc......................................... 2,348,800  16,557,970
#   Rasa Corp............................................    30,400     272,461
    Rasa Industries, Ltd.................................    44,999   1,153,017
    Raysum Co., Ltd......................................    78,600   1,230,640
#   RECOMM Co., Ltd......................................   185,100     417,611
    Recruit Holdings Co., Ltd............................   348,600   9,552,145
#*  Refinverse, Inc......................................     1,900      47,286
    Relia, Inc...........................................    65,500     947,747
    Relo Group, Inc......................................   238,800   6,468,363
#   Renaissance, Inc.....................................    42,000     907,080
    Renesas Easton Co., Ltd..............................    58,400     288,349
*   Renesas Electronics Corp.............................   244,600   2,185,744

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    Rengo Co., Ltd....................................... 1,075,110 $ 9,831,652
#*  Renown, Inc..........................................   277,300     343,459
#   Resol Holdings Co., Ltd..............................     4,700     183,016
    Resona Holdings, Inc................................. 2,222,800  12,642,666
    Resorttrust, Inc.....................................   195,100   3,578,574
#   Retail Partners Co., Ltd.............................     3,300      45,213
    Rheon Automatic Machinery Co., Ltd...................    65,400   1,097,554
    Rhythm Watch Co., Ltd................................    29,300     549,276
#   Riberesute Corp......................................    34,000     285,169
    Ricoh Co., Ltd....................................... 1,383,819  13,509,651
    Ricoh Leasing Co., Ltd...............................    72,700   2,377,936
    Ride On Express Holdings Co., Ltd....................    55,900     859,120
#   Right On Co., Ltd....................................    81,200     793,625
    Riken Corp...........................................    37,700   2,065,262
    Riken Keiki Co., Ltd.................................    54,100   1,172,237
    Riken Technos Corp...................................   213,700   1,086,186
    Riken Vitamin Co., Ltd...............................    30,500   1,159,389
#   Ringer Hut Co., Ltd..................................    69,300   1,484,881
    Rinnai Corp..........................................    16,300   1,411,674
    Rion Co., Ltd........................................    33,100     746,453
    Riso Kagaku Corp.....................................    79,858   1,659,658
#   Riso Kyoiku Co., Ltd.................................   122,550     953,939
    Rix Corp.............................................     4,400      75,897
    Rock Field Co., Ltd..................................    72,900   1,200,173
#   Rohm Co., Ltd........................................    86,700   7,389,720
    Rohto Pharmaceutical Co., Ltd........................   210,200   6,321,584
    Rokko Butter Co., Ltd................................    93,100   1,934,204
    Roland DG Corp.......................................    67,900   1,586,749
#   Rorze Corp...........................................    74,900   1,531,960
    Round One Corp.......................................   421,300   6,273,200
    Royal Holdings Co., Ltd..............................   150,000   3,967,564
    RS Technologies Co., Ltd.............................    20,100   1,217,230
#*  RVH, Inc.............................................    70,400     204,332
    Ryobi, Ltd...........................................   146,200   4,887,050
    Ryoden Corp..........................................    68,100   1,074,110
    Ryohin Keikaku Co., Ltd..............................    15,575   4,999,017
    Ryosan Co., Ltd......................................    86,800   3,280,118
#   Ryoyo Electro Corp...................................   128,600   2,069,196
    S Foods, Inc.........................................    61,600   2,423,306
#   S LINE Co., Ltd......................................     9,600      99,237
#   S&B Foods, Inc.......................................       700      63,360
    Sac's Bar Holdings, Inc..............................    82,000     713,336
    Sagami Rubber Industries Co., Ltd....................    26,000     593,515
    Saibu Gas Co., Ltd...................................    80,100   2,127,334
#   Saizeriya Co., Ltd...................................   159,600   3,307,406
    Sakai Chemical Industry Co., Ltd.....................    62,600   1,754,763
    Sakai Heavy Industries, Ltd..........................    20,200     680,349
    Sakai Moving Service Co., Ltd........................    57,700   3,053,586
#   Sakai Ovex Co., Ltd..................................    27,599     633,174
    Sakata INX Corp......................................   150,600   2,169,909
    Sakura Internet, Inc.................................    79,400     531,498
    Sala Corp............................................   225,800   1,427,809
    SAMTY Co., Ltd.......................................   108,700   1,923,457
    San Holdings, Inc....................................    12,800     279,688
*   San ju San Financial Group, Inc......................    85,000   1,638,968
    San-A Co., Ltd.......................................    63,400   2,915,287
    San-Ai Oil Co., Ltd..................................   205,400   2,636,265
*   Sanden Holdings Corp.................................   142,300   1,889,538
    Sanei Architecture Planning Co., Ltd.................    59,300   1,051,624

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
JAPAN -- (Continued)
    Sangetsu Corp........................................ 141,300 $ 2,716,484
    San-In Godo Bank, Ltd. (The)......................... 662,400   6,223,851
#*  Sanix, Inc........................................... 117,300     389,079
#   Sanken Electric Co., Ltd............................. 850,000   4,624,305
    Sanki Engineering Co., Ltd........................... 225,900   2,319,563
#   Sanko Gosei, Ltd.....................................  97,400     433,425
    Sanko Marketing Foods Co., Ltd.......................   9,300      81,780
#   Sanko Metal Industrial Co., Ltd......................  11,300     359,064
    Sankyo Co., Ltd...................................... 134,800   5,312,077
    Sankyo Frontier Co., Ltd.............................   9,800     297,140
    Sankyo Seiko Co., Ltd................................ 135,600     585,334
    Sankyo Tateyama, Inc................................. 137,300   1,744,041
    Sankyu, Inc.......................................... 253,600  13,364,967
    Sanoh Industrial Co., Ltd............................ 132,600     865,119
#   Sanoyas Holdings Corp................................ 154,200     305,959
    Sansei Landic Co., Ltd...............................  20,000     211,459
#   Sansei Technologies, Inc.............................  40,600     594,411
#   Sansha Electric Manufacturing Co., Ltd...............  43,900     530,278
    Sanshin Electronics Co., Ltd......................... 111,800   1,956,335
    Santen Pharmaceutical Co., Ltd....................... 205,900   3,443,981
    Sanwa Holdings Corp.................................. 829,300   9,432,495
    Sanyei Corp..........................................     600      21,742
    Sanyo Chemical Industries, Ltd.......................  58,100   2,690,985
    Sanyo Denki Co., Ltd.................................  35,000   1,917,937
    Sanyo Electric Railway Co., Ltd......................  44,400   1,097,861
    Sanyo Engineering & Construction, Inc................  26,400     211,434
    Sanyo Housing Nagoya Co., Ltd........................  43,300     469,364
    Sanyo Industries, Ltd................................   1,500      29,732
#   Sanyo Shokai, Ltd....................................  65,499   1,194,125
#   Sanyo Special Steel Co., Ltd......................... 116,400   3,015,470
    Sanyo Trading Co., Ltd...............................  57,200   1,058,737
    Sapporo Holdings, Ltd................................ 350,000   8,465,975
#   Sata Construction Co., Ltd...........................  46,000     195,451
    Sato Holdings Corp................................... 139,700   4,089,551
    Sato Shoji Corp......................................  34,000     402,142
#   Satori Electric Co., Ltd.............................  87,400     720,847
    Sawada Holdings Co., Ltd.............................  66,900     603,203
#   Sawai Pharmaceutical Co., Ltd........................ 211,400   9,994,041
    Saxa Holdings, Inc...................................  23,000     491,419
    SBI Holdings, Inc.................................... 632,380  17,263,469
    SBS Holdings, Inc.................................... 119,600   1,426,413
#   Scala, Inc...........................................  83,000     799,804
    SCREEN Holdings Co., Ltd............................. 109,800   8,010,581
    Scroll Corp.......................................... 159,500     830,423
    SCSK Corp............................................  63,759   3,014,786
#   SEC Carbon, Ltd......................................   5,700     625,205
    Secom Co., Ltd.......................................  95,400   7,291,661
    Secom Joshinetsu Co., Ltd............................   3,300     103,400
#   Seed Co., Ltd........................................  37,500     722,451
    Sega Sammy Holdings, Inc............................. 332,512   5,305,394
    Seibu Electric Industry Co., Ltd.....................   8,099     279,762
    Seibu Holdings, Inc.................................. 371,700   6,272,552
    Seika Corp...........................................  41,200     878,533
    Seikagaku Corp.......................................  25,100     344,726
*   Seikitokyu Kogyo Co., Ltd............................ 193,699   1,272,633
    Seiko Epson Corp..................................... 638,000  11,517,607
    Seiko Holdings Corp.................................. 159,600   3,510,894
#   Seiko PMC Corp.......................................  31,500     299,776
    Seino Holdings Co., Ltd.............................. 444,800   7,768,666

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    Seiren Co., Ltd......................................   216,200 $ 3,881,219
    Sekisui Chemical Co., Ltd............................   911,200  16,309,243
#   Sekisui House, Ltd...................................   797,000  13,585,259
    Sekisui Jushi Corp...................................    92,400   1,665,453
    Sekisui Plastics Co., Ltd............................   136,500   1,256,949
    Senko Group Holdings Co., Ltd........................   602,100   4,738,637
    Senshu Electric Co., Ltd.............................    24,000     718,973
    Senshu Ikeda Holdings, Inc........................... 1,167,860   4,152,533
#*  Senshukai Co., Ltd...................................   142,200     670,687
#   Septeni Holdings Co., Ltd............................   209,100     337,387
#   Seria Co., Ltd.......................................    57,000   2,618,853
    Seven & I Holdings Co., Ltd..........................   952,252  38,889,851
    Seven Bank, Ltd...................................... 2,094,800   6,340,993
#   SFP Holdings Co., Ltd................................    52,600     874,737
#   Sharp Corp...........................................    44,399   1,032,262
#   Shibaura Electronics Co., Ltd........................    44,500   1,887,935
    Shibaura Mechatronics Corp...........................   198,000     683,063
    Shibusawa Warehouse Co., Ltd. (The)..................    35,000     523,167
    Shibuya Corp.........................................    87,100   2,801,354
#   Shidax Corp..........................................    93,800     343,507
#*  SHIFT, Inc...........................................    25,800   1,112,891
#   Shiga Bank, Ltd. (The)............................... 1,052,185   5,577,552
    Shikibo, Ltd.........................................    34,400     406,926
    Shikoku Bank, Ltd. (The).............................   155,400   1,997,118
    Shikoku Chemicals Corp...............................   119,100   1,701,612
    Shikoku Electric Power Co., Inc......................   291,700   3,898,775
    Shima Seiki Manufacturing, Ltd.......................    45,500   2,474,693
    Shimachu Co., Ltd....................................   214,300   6,810,342
    Shimadzu Corp........................................   284,600   8,116,049
    Shimamura Co., Ltd...................................    65,146   6,096,121
    Shimano, Inc.........................................    30,400   4,383,927
    Shimizu Bank, Ltd. (The).............................    33,100     635,770
    Shimizu Corp......................................... 1,288,100  13,481,775
    Shimojima Co., Ltd...................................     5,900      59,028
    Shin Nippon Air Technologies Co., Ltd................    58,900     854,685
#*  Shin Nippon Biomedical Laboratories, Ltd.............    82,900     371,985
    Shinagawa Refractories Co., Ltd......................    29,900   1,171,415
    Shindengen Electric Manufacturing Co., Ltd...........    39,500   1,882,031
    Shin-Etsu Chemical Co., Ltd..........................   122,100  12,351,830
    Shin-Etsu Polymer Co., Ltd...........................   149,900   1,351,416
#*  Shinkawa, Ltd........................................    87,300     697,285
    Shin-Keisei Electric Railway Co., Ltd................    10,500     204,449
    Shinko Electric Industries Co., Ltd..................   379,900   3,641,631
#   Shinko Plantech Co., Ltd.............................   203,400   1,919,707
    Shinko Shoji Co., Ltd................................    89,900   1,354,225
#   Shinko Wire Co., Ltd.................................     4,700      61,678
    Shinmaywa Industries, Ltd............................   398,000   4,817,642
    Shinnihon Corp.......................................   148,500   1,880,529
    Shinoken Group Co., Ltd..............................   204,100   3,600,578
    Shinsei Bank, Ltd....................................   501,800   7,903,381
    Shinsho Corp.........................................    26,500     776,842
    Shinwa Co., Ltd......................................    30,100     665,742
#   Shionogi & Co., Ltd..................................   198,200  10,818,261
    Ship Healthcare Holdings, Inc........................   246,500   9,584,848
    Shirai Electronics Industrial Co., Ltd...............    22,600      88,203
    Shiseido Co., Ltd....................................   247,100  18,203,971
    Shizuki Electric Co., Inc............................    53,900     388,717
    Shizuoka Bank, Ltd. (The)............................   942,630   8,712,274
    Shizuoka Gas Co., Ltd................................   247,300   2,306,866

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
#   Shobunsha Publications, Inc..........................    47,400 $   312,327
#   Shoei Co., Ltd.......................................    43,700   1,870,264
    Shoei Foods Corp.....................................    65,100   2,255,789
    Shofu, Inc...........................................    15,200     185,772
#*  Shoko Co., Ltd.......................................    44,000     358,299
    Showa Aircraft Industry Co., Ltd.....................    16,353     172,594
    Showa Corp...........................................   316,700   5,326,536
    Showa Denko K.K......................................   667,400  31,832,351
    Showa Sangyo Co., Ltd................................    87,900   2,317,279
    Showa Shell Sekiyu K.K...............................   455,100   7,469,300
#   Showa Shinku Co., Ltd................................    20,300     337,501
#   Showcase TV, Inc.....................................     9,100      90,428
    Sigma Koki Co., Ltd..................................    12,300     219,379
#   SIGMAXYZ, Inc........................................    62,800     782,392
#   Siix Corp............................................   161,600   3,693,272
    Sinanen Holdings Co., Ltd............................    32,600     808,214
#   Sinfonia Technology Co., Ltd.........................   662,000   2,318,289
    Sinko Industries, Ltd................................    81,600   1,504,089
    Sintokogio, Ltd......................................   205,600   1,903,017
    SK-Electronics Co., Ltd..............................    53,200     890,977
    SKY Perfect JSAT Holdings, Inc.......................   838,200   4,002,206
#   Skylark Holdings Co., Ltd............................   334,700   4,867,820
    SMC Corp.............................................     8,700   2,948,069
    SMK Corp.............................................   226,000     644,307
#   SMS Co., Ltd.........................................   250,800   5,105,076
    Snow Peak, Inc.......................................     9,200     123,855
    SNT Corp.............................................    68,200     269,939
    Soda Nikka Co., Ltd..................................    68,000     415,010
    Sodick Co., Ltd......................................   207,600   1,895,888
    Soft99 Corp..........................................    11,800     122,212
    SoftBank Group Corp.................................. 1,002,632  83,741,992
#   Softbank Technology Corp.............................    55,400     988,444
#   Softbrain Co., Ltd...................................    69,300     293,343
    Softcreate Holdings Corp.............................    31,500     491,864
    Software Service, Inc................................     8,100     577,335
    Sogo Medical Co., Ltd................................   134,100   2,644,601
    Sohgo Security Services Co., Ltd.....................   135,900   6,233,508
    Sojitz Corp.......................................... 3,746,100  13,600,884
    Soken Chemical & Engineering Co., Ltd................    22,900     418,071
    Solasto Corp.........................................   181,500   1,749,903
#   Soliton Systems K.K..................................    30,200     305,235
    Solxyz Co., Ltd......................................     8,500      83,522
    Sompo Holdings, Inc..................................   364,900  14,831,042
    Sony Corp............................................   611,200  32,850,050
    Sony Corp., Sponsored ADR............................   344,389  18,603,894
    Sony Financial Holdings, Inc.........................   175,100   3,364,803
#   Soshin Electric Co., Ltd.............................    30,300     140,456
    Sotetsu Holdings, Inc................................   119,400   3,694,344
    Sotoh Co., Ltd.......................................     9,900      90,202
#   Sourcenext Corp......................................   127,500     977,028
    Space Co., Ltd.......................................    44,860     572,476
    Sparx Group Co., Ltd.................................   522,500   1,227,472
    SPK Corp.............................................     9,700     234,156
    Square Enix Holdings Co., Ltd........................    84,900   4,014,002
    SRA Holdings.........................................    60,600   1,760,311
    Srg Takamiya Co., Ltd................................   116,700     743,282
    SRS Holdings Co., Ltd................................     4,600      41,335
    St Marc Holdings Co., Ltd............................    85,600   2,084,185
    Stanley Electric Co., Ltd............................   293,800  10,332,899

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    Star Mica Co., Ltd...................................    72,100 $ 1,463,472
#   Star Micronics Co., Ltd..............................    65,500   1,179,170
    Start Today Co., Ltd.................................   186,000   7,481,196
    Starts Corp., Inc....................................   200,500   4,650,077
    Starzen Co., Ltd.....................................    30,699   1,636,688
    St-Care Holding Corp.................................    69,800     435,061
#   Stella Chemifa Corp..................................    66,200   2,063,389
    Step Co., Ltd........................................    22,900     331,252
#   Strike Co., Ltd......................................    22,200     742,144
    Studio Alice Co., Ltd................................    67,500   1,557,628
    Subaru Corp..........................................   698,200  20,405,182
#   Subaru Enterprise Co., Ltd...........................     4,700     259,930
    Sugi Holdings Co., Ltd...............................    41,800   2,242,922
    Sugimoto & Co., Ltd..................................    32,300     564,971
    SUMCO Corp...........................................   338,160   7,235,524
#   Sumida Corp..........................................   187,800   2,025,166
    Suminoe Textile Co., Ltd.............................    28,000     776,697
#   Sumiseki Holdings, Inc...............................   423,100     550,405
    Sumitomo Bakelite Co., Ltd...........................   721,000   7,291,173
    Sumitomo Chemical Co., Ltd........................... 4,126,852  23,765,414
    Sumitomo Corp........................................   999,800  16,463,442
    Sumitomo Dainippon Pharma Co., Ltd...................   214,900   4,170,442
    Sumitomo Densetsu Co., Ltd...........................    75,100   1,300,203
    Sumitomo Electric Industries, Ltd.................... 1,702,300  26,186,720
    Sumitomo Forestry Co., Ltd...........................   710,500  11,602,393
    Sumitomo Heavy Industries, Ltd.......................   273,896   9,542,187
    Sumitomo Metal Mining Co., Ltd.......................   241,100   8,666,767
    Sumitomo Mitsui Construction Co., Ltd................ 1,087,380   8,526,518
    Sumitomo Mitsui Financial Group, Inc................. 1,276,170  50,648,289
    Sumitomo Mitsui Trust Holdings, Inc..................   314,973  12,511,241
    Sumitomo Osaka Cement Co., Ltd....................... 1,763,000   8,406,249
    Sumitomo Precision Products Co., Ltd.................   184,000     618,833
    Sumitomo Realty & Development Co., Ltd...............   470,000  17,220,517
    Sumitomo Riko Co., Ltd...............................   203,800   2,278,180
    Sumitomo Rubber Industries, Ltd......................   675,763  11,199,808
    Sumitomo Seika Chemicals Co., Ltd....................    55,200   2,757,959
    Sumitomo Warehouse Co., Ltd. (The)...................   623,000   4,027,329
    Sun A Kaken Co., Ltd.................................     1,800      10,346
    Sun Corp.............................................    57,700     332,959
    Sun Frontier Fudousan Co., Ltd.......................   173,000   2,082,052
    Suncall Corp.........................................    27,200     172,827
    Sundrug Co., Ltd.....................................    67,400   2,699,560
    Suntory Beverage & Food, Ltd.........................    84,700   3,603,240
    Sun-Wa Technos Corp..................................    43,800     615,834
    Suruga Bank, Ltd.....................................   321,900   2,884,116
    Suzuden Corp.........................................     4,800      66,630
    Suzuken Co., Ltd.....................................   148,520   6,503,779
    Suzuki Co., Ltd......................................    45,000     374,334
    Suzuki Motor Corp....................................   282,300  16,604,299
    SWCC Showa Holdings Co., Ltd.........................   175,200   1,146,112
#*  Synchro Food Co., Ltd................................    34,600     279,208
    Sysmex Corp..........................................    59,900   5,680,094
    System Information Co., Ltd..........................     9,800      96,138
#   Systemsoft Corp......................................    79,400      95,442
    Systena Corp.........................................   233,000   2,849,460
#   Syuppin Co., Ltd.....................................    75,800   1,243,540
    T Hasegawa Co., Ltd..................................    92,692   2,015,748
    T RAD Co., Ltd.......................................    38,700   1,123,874
    T&D Holdings, Inc....................................   957,110  14,301,205

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
JAPAN -- (Continued)
    T&K Toka Co., Ltd....................................  64,200 $   739,970
    Tachibana Eletech Co., Ltd...........................  78,980   1,372,517
    Tachikawa Corp.......................................  43,300     530,367
    Tachi-S Co., Ltd..................................... 131,300   2,204,599
#   Tacmina Corp.........................................     900      13,143
    Tadano, Ltd.......................................... 329,421   4,294,853
    Taihei Dengyo Kaisha, Ltd............................  83,400   2,151,286
    Taiheiyo Cement Corp................................. 357,436  11,294,192
    Taiheiyo Kouhatsu, Inc...............................  33,499     294,827
    Taiho Kogyo Co., Ltd.................................  96,900   1,089,731
    Taikisha, Ltd........................................  67,500   1,958,851
    Taiko Bank, Ltd. (The)...............................  19,900     404,879
    Taiko Pharmaceutical Co., Ltd........................   4,900      90,177
    Taisei Corp.......................................... 208,480  11,594,413
    Taisei Lamick Co., Ltd...............................  18,500     520,296
    Taisho Pharmaceutical Holdings Co., Ltd..............  24,200   2,741,383
    Taiyo Holdings Co., Ltd..............................  49,100   2,119,004
    Taiyo Nippon Sanso Corp.............................. 291,700   4,480,689
#   Taiyo Yuden Co., Ltd................................. 704,400  21,067,356
    Takachiho Koheki Co., Ltd............................  14,500     154,819
    Takadakiko Co., Ltd..................................   1,800      53,958
    Takagi Seiko Corp....................................   5,800     146,921
    Takamatsu Construction Group Co., Ltd................  42,500   1,275,594
    Takamatsu Machinery Co., Ltd.........................   8,700      91,764
    Takano Co., Ltd......................................  33,800     331,494
    Takaoka Toko Co., Ltd................................  61,874     974,085
    Takara Holdings, Inc................................. 310,400   3,626,706
#   Takara Leben Co., Ltd................................ 538,700   1,833,749
#   Takara Printing Co., Ltd.............................  22,800     389,997
    Takara Standard Co., Ltd............................. 154,048   2,738,293
    Takasago International Corp..........................  68,600   2,347,858
    Takasago Thermal Engineering Co., Ltd................ 174,100   3,421,222
    Takashima & Co., Ltd.................................  17,900     341,900
    Takashimaya Co., Ltd................................. 942,000   7,889,252
    Take And Give Needs Co., Ltd.........................  68,940   1,028,076
    TAKEBISHI Corp.......................................  23,200     353,951
#   Takeda Pharmaceutical Co., Ltd....................... 905,500  38,232,820
    Takeei Corp..........................................  83,300     779,216
    Takemoto Yohki Co., Ltd..............................  17,500     483,055
    Takeuchi Manufacturing Co., Ltd...................... 193,000   4,521,494
#   Takihyo Co., Ltd.....................................  10,800     227,119
    Takisawa Machine Tool Co., Ltd.......................  33,900     551,550
    Takuma Co., Ltd...................................... 264,100   3,237,431
#   Tama Home Co., Ltd................................... 132,600   1,259,136
    Tamron Co., Ltd......................................  74,200   1,397,499
    Tamura Corp.......................................... 331,000   2,195,509
    TANABE ENGINEERING Corp..............................  22,500     203,383
    Tanabe Management Consulting Co., Ltd................   1,000      18,884
#   Tanseisha Co., Ltd................................... 190,549   2,343,252
#   Tateru, Inc..........................................  95,600   1,596,515
    Tatsuta Electric Wire and Cable Co., Ltd............. 180,600   1,027,847
    Tayca Corp...........................................  73,000   1,528,838
    Tazmo Co., Ltd.......................................  49,300     697,467
    Tbk Co., Ltd.........................................  96,200     441,113
    TDC Soft, Inc........................................  21,700     319,824
#   TDK Corp., Sponsored ADR.............................  46,731   5,017,975
    TDK Corp............................................. 184,100  19,723,898
#*  Teac Corp............................................ 413,000     151,502
    Tear Corp............................................  28,000     262,793

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    TechMatrix Corp......................................    58,400 $ 1,187,738
    TECHNO ASSOCIE Co., Ltd..............................     4,200      50,704
#   Techno Horizon Holdings Co., Ltd.....................    32,800     172,816
    Techno Medica Co., Ltd...............................     2,000      37,880
    Techno Ryowa, Ltd....................................    23,570     194,904
#   Techno Smart Corp....................................    27,200     290,877
    TechnoPro Holdings, Inc..............................   141,400   8,974,964
    Tecnos Japan, Inc....................................    60,600     531,425
    Teijin, Ltd.......................................... 1,156,250  21,595,401
    Teikoku Electric Manufacturing Co., Ltd..............    79,700   1,031,058
    Teikoku Sen-I Co., Ltd...............................    53,100   1,140,141
    Teikoku Tsushin Kogyo Co., Ltd.......................    39,200     444,557
    Tekken Corp..........................................    54,799   1,426,157
    Tenma Corp...........................................    71,300   1,298,455
    Tenox Corp...........................................     6,000      55,019
#   Tenpos Holdings Co., Ltd.............................    16,300     317,231
#   Teraoka Seisakusho Co., Ltd..........................    21,300     143,236
    Terumo Corp..........................................   120,500   6,619,803
#   TESEC Corp...........................................     8,700     129,356
    T-Gaia Corp..........................................    71,600   1,732,012
    THK Co., Ltd.........................................   218,800   5,960,133
    Tigers Polymer Corp..................................    44,300     307,339
    TIS, Inc.............................................   368,700  17,706,484
#   Titan Kogyo, Ltd.....................................     3,800      85,179
    TKC Corp.............................................    62,800   2,340,545
    Toa Corp. (6894434)..................................    83,300     856,416
    Toa Corp. (6894508)..................................    97,100   2,518,979
    Toa Oil Co., Ltd.....................................   363,000     774,022
    TOA ROAD Corp........................................    19,900     682,293
#   Toabo Corp...........................................    24,400     121,529
    Toagosei Co., Ltd....................................   521,650   6,112,456
    Tobishima Corp....................................... 1,033,300   1,880,611
    Tobu Railway Co., Ltd................................   110,600   3,260,232
    Tobu Store Co., Ltd..................................     4,500     134,127
    TOC Co., Ltd.........................................   136,500   1,015,424
    Tocalo Co., Ltd......................................   379,600   4,350,351
    Tochigi Bank, Ltd. (The).............................   242,000     893,530
    Toda Corp............................................   950,000   8,319,250
#   Toda Kogyo Corp......................................    18,100     514,982
    Toei Animation Co., Ltd..............................    43,000   1,543,711
    Toei Co., Ltd........................................    31,000   3,251,759
    Toell Co., Ltd.......................................    24,800     220,791
    Toenec Corp..........................................    34,500   1,022,388
    Togami Electric Manufacturing Co., Ltd...............    11,600     193,124
    Toho Bank, Ltd. (The)................................   993,800   3,953,494
    Toho Chemical Industry Co., Ltd......................    23,000     122,252
    Toho Co., Ltd........................................   108,300   3,233,779
#   Toho Co., Ltd........................................    23,700     491,393
    Toho Gas Co., Ltd....................................   101,500   3,467,578
#   Toho Holdings Co., Ltd...............................   237,700   5,854,594
#   Toho Titanium Co., Ltd...............................   199,800   2,190,964
    Toho Zinc Co., Ltd...................................    81,800   3,028,696
    Tohoku Bank, Ltd. (The)..............................    39,600     500,988
    Tohoku Electric Power Co., Inc.......................   256,600   3,267,742
    Tohoku Steel Co., Ltd................................     7,300     100,040
    Tohokushinsha Film Corp..............................     5,600      36,431
    Tohto Suisan Co., Ltd................................     6,700     121,205
#   Tokai Carbon Co., Ltd................................   186,400   3,420,448
    Tokai Corp...........................................    69,800   1,529,151

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    TOKAI Holdings Corp..................................   512,800 $ 5,073,420
#   Tokai Lease Co., Ltd.................................     4,000      74,487
    Tokai Rika Co., Ltd..................................   291,400   6,052,136
    Tokai Tokyo Financial Holdings, Inc..................   892,800   5,142,359
    Token Corp...........................................    47,870   3,690,908
    Tokio Marine Holdings, Inc...........................   578,512  27,523,243
#   Tokio Marine Holdings, Inc., ADR.....................    61,104   2,911,606
    Tokushu Tokai Paper Co., Ltd.........................    41,638   1,611,855
    Tokuyama Corp........................................   424,399  13,425,134
#*  Tokyo Base Co., Ltd..................................    71,900     401,780
    Tokyo Broadcasting System Holdings, Inc..............   108,900   2,258,663
    Tokyo Century Corp...................................   164,130   8,970,426
    Tokyo Dome Corp......................................   386,800   3,240,684
*   Tokyo Electric Power Co. Holdings, Inc...............   818,012   3,919,775
    Tokyo Electron Device, Ltd...........................    39,800     759,251
#   Tokyo Electron, Ltd..................................    90,800  15,917,231
    Tokyo Energy & Systems, Inc..........................   114,200   1,248,298
    Tokyo Gas Co., Ltd...................................   236,300   5,771,721
#   Tokyo Individualized Educational Institute, Inc......    48,000     506,787
#   Tokyo Keiki, Inc.....................................    70,099     737,436
*   Tokyo Kikai Seisakusho, Ltd..........................     9,499      36,119
    Tokyo Kiraboshi Financial Group, Inc.................   179,474   4,133,809
    Tokyo Ohka Kogyo Co., Ltd............................   105,200   3,817,799
    Tokyo Printing Ink Manufacturing Co., Ltd............     3,200      80,397
    Tokyo Radiator Manufacturing Co., Ltd................     5,100      42,867
#   Tokyo Rakutenchi Co., Ltd............................     7,300     325,168
#   Tokyo Rope Manufacturing Co., Ltd....................    77,399   1,243,872
    Tokyo Sangyo Co., Ltd................................    75,700     481,295
    Tokyo Seimitsu Co., Ltd..............................   134,700   4,572,460
#   Tokyo Steel Manufacturing Co., Ltd...................   384,600   3,299,600
    Tokyo Tatemono Co., Ltd..............................   671,300   9,038,538
    Tokyo Tekko Co., Ltd.................................    24,400     383,028
    Tokyo Theatres Co., Inc..............................    40,700     520,966
    Tokyotokeiba Co., Ltd................................    52,100   2,110,745
    Tokyu Construction Co., Ltd..........................   499,080   5,038,870
    Tokyu Corp...........................................   303,500   5,225,205
    Tokyu Fudosan Holdings Corp.......................... 2,468,094  16,776,720
    Tokyu Recreation Co., Ltd............................     8,364     361,677
    Toli Corp............................................   196,300     635,043
    Tomato Bank, Ltd.....................................    22,400     306,904
    Tomen Devices Corp...................................     9,300     238,543
    Tomoe Corp...........................................   163,900     697,382
    Tomoe Engineering Co., Ltd...........................    32,400     693,955
    Tomoegawa Co., Ltd...................................   124,000     307,976
    Tomoku Co., Ltd......................................    51,100     946,570
    TOMONY Holdings, Inc.................................   708,600   3,187,400
    Tomy Co., Ltd........................................   535,100   4,440,318
    Tonami Holdings Co., Ltd.............................    25,300   1,494,690
    Topcon Corp..........................................   415,600   7,207,059
    Toppan Forms Co., Ltd................................   225,700   2,298,139
    Toppan Printing Co., Ltd............................. 1,024,000   7,878,949
    Topre Corp...........................................   205,300   5,403,008
    Topy Industries, Ltd.................................    87,900   2,412,094
    Toray Industries, Inc................................ 1,906,600  14,775,789
    Torex Semiconductor, Ltd.............................    38,400     492,261
    Toridoll Holdings Corp...............................    81,000   1,800,401
    Torigoe Co., Ltd. (The)..............................    37,500     337,051
    Torii Pharmaceutical Co., Ltd........................    68,900   1,664,380
#   Torikizoku Co., Ltd..................................    26,600     579,854

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
JAPAN -- (Continued)
    Torishima Pump Manufacturing Co., Ltd................    83,900 $    763,852
    Tosei Corp...........................................   179,100    1,763,102
*   Toshiba Corp......................................... 1,415,000    4,323,826
    Toshiba Machine Co., Ltd.............................   460,000    2,254,594
    Toshiba Plant Systems & Services Corp................   117,800    2,607,587
    Toshiba TEC Corp.....................................   885,000    5,155,540
    Tosho Co., Ltd.......................................    56,400    2,014,573
#   Tosho Printing Co., Ltd..............................    92,400      812,620
    Tosoh Corp...........................................   889,500   14,528,356
    Totech Corp..........................................    25,200      585,994
    Totetsu Kogyo Co., Ltd...............................   110,300    3,346,592
    TOTO, Ltd............................................   110,000    5,140,750
    Totoku Electric Co., Ltd.............................    18,700      452,920
    Tottori Bank, Ltd. (The).............................    37,800      565,747
    Toukei Computer Co., Ltd.............................    11,000      305,464
    Tow Co., Ltd.........................................    89,500      646,875
    Towa Bank, Ltd. (The)................................   161,600    1,730,644
    Towa Corp............................................   140,000    1,379,358
    Towa Pharmaceutical Co., Ltd.........................    50,600    2,814,612
    Toyo Construction Co., Ltd...........................   414,100    1,771,497
    Toyo Corp............................................    95,700      792,474
#   Toyo Denki Seizo K.K.................................    41,300      626,671
#*  Toyo Engineering Corp................................   180,400    1,167,233
    Toyo Gosei Co., Ltd..................................    27,500      240,148
    Toyo Ink SC Holdings Co., Ltd........................   182,000    4,983,633
    Toyo Kanetsu K.K.....................................    40,500    1,385,931
    Toyo Machinery & Metal Co., Ltd......................    68,300      472,280
    Toyo Securities Co., Ltd.............................   349,000      786,510
    Toyo Seikan Group Holdings, Ltd......................   489,500    9,026,809
    Toyo Sugar Refining Co., Ltd.........................     2,900       33,078
    Toyo Suisan Kaisha, Ltd..............................   206,100    7,459,869
    Toyo Tanso Co., Ltd..................................    48,600    1,395,020
    Toyo Tire & Rubber Co., Ltd..........................   615,200    9,727,066
    Toyo Wharf & Warehouse Co., Ltd......................    27,600      431,530
    Toyobo Co., Ltd......................................   412,077    6,975,285
    Toyoda Gosei Co., Ltd................................   359,000    9,109,528
    Toyota Boshoku Corp..................................   333,700    6,205,685
    Toyota Industries Corp...............................   122,300    6,922,571
    Toyota Motor Corp., Sponsored ADR....................   408,823   53,899,224
    Toyota Motor Corp.................................... 2,741,740  180,217,542
    Toyota Tsusho Corp...................................   481,946   16,474,425
    TPR Co., Ltd.........................................   137,800    3,500,487
    Trancom Co., Ltd.....................................    44,000    3,233,915
#   Transaction Co., Ltd.................................    39,600      312,455
    Transcosmos, Inc.....................................    51,300    1,325,794
    Trend Micro, Inc., Sponsored ADR.....................     3,540      209,957
    Trend Micro, Inc.....................................    53,600    3,167,040
#   Tri Chemical Laboratories, Inc.......................    23,100      930,727
    Trinity Industrial Corp..............................     5,000       31,847
#   Trusco Nakayama Corp.................................   153,822    3,886,467
    Trust Tech, Inc......................................    35,900    1,486,279
    TS Tech Co., Ltd.....................................   235,000    9,700,202
    TSI Holdings Co., Ltd................................   354,290    2,529,688
    Tsubaki Nakashima Co., Ltd...........................    77,900    1,849,428
    Tsubakimoto Chain Co.................................   663,000    6,106,329
    Tsubakimoto Kogyo Co., Ltd...........................    13,800      463,967
#*  Tsudakoma Corp.......................................    21,499      391,589
    Tsugami Corp.........................................   282,000    2,720,275
    Tsukada Global Holdings, Inc.........................    93,600      535,465

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
JAPAN -- (Continued)
    Tsukamoto Corp. Co., Ltd.............................   3,700 $    40,504
    Tsukishima Kikai Co., Ltd............................ 117,100   1,576,740
    Tsukuba Bank, Ltd.................................... 325,200     826,685
    Tsukui Corp.......................................... 268,600   2,435,897
    Tsumura & Co......................................... 116,700   3,795,250
    Tsuruha Holdings, Inc................................  35,100   4,317,783
    Tsurumi Manufacturing Co., Ltd.......................  76,600   1,480,719
    Tsutsumi Jewelry Co., Ltd............................  39,500     683,701
    Tsuzuki Denki Co., Ltd...............................  12,400     117,954
    TTK Co., Ltd.........................................   4,000      28,666
    TV Asahi Holdings Corp............................... 104,500   2,092,532
    Tv Tokyo Holdings Corp...............................  55,200   1,540,241
#   TYK Corp............................................. 147,300     549,628
#   UACJ Corp............................................ 183,914   3,984,900
    Ube Industries, Ltd.................................. 545,165  14,674,669
    Uchida Yoko Co., Ltd.................................  23,800     754,125
    Uchiyama Holdings Co., Ltd...........................  19,300      90,279
    UKC Holdings Corp....................................  90,000   1,837,033
    Ulvac, Inc........................................... 183,900   7,250,676
#   UMC Electronics Co., Ltd.............................  43,000     999,249
    Unicharm Corp........................................  96,800   2,947,903
#   Uniden Holdings Corp................................. 349,000   1,032,233
    UNIMAT Retirement Community Co., Ltd.................  14,400     199,014
    Union Tool Co........................................  22,900     760,854
    Unipres Corp......................................... 248,700   5,055,662
    United Arrows, Ltd...................................  85,100   3,311,010
    United Super Markets Holdings, Inc................... 201,800   2,320,329
#   UNITED, Inc..........................................  38,300     801,316
#*  Unitika, Ltd......................................... 219,800   1,319,543
#*  Universal Entertainment Corp.........................  33,200   1,084,853
#   Unizo Holdings Co., Ltd.............................. 118,500   2,196,567
    Uoriki Co., Ltd......................................   3,800      51,061
#   Urbanet Corp. Co., Ltd............................... 127,800     421,510
*   Usen-Next Holdings Co., Ltd..........................  47,200     612,723
#*  U-Shin, Ltd.......................................... 113,300     750,061
    Ushio, Inc........................................... 474,900   6,187,283
    USS Co., Ltd.........................................  93,200   1,768,828
*   UT Group Co., Ltd....................................  94,300   3,292,739
    Utoc Corp............................................  44,100     207,101
    V Technology Co., Ltd................................  17,500   3,103,282
    Valor Holdings Co., Ltd.............................. 204,700   4,393,365
#   Value HR Co., Ltd....................................   9,500     162,874
    ValueCommerce Co., Ltd...............................  72,700   1,253,268
#*  V-Cube, Inc..........................................  54,600     287,830
    Vector, Inc..........................................  96,700   2,096,029
#   VeriServe Corp.......................................  13,600     501,330
#*  VIA Holdings, Inc....................................  71,700     478,252
    Village Vanguard Co., Ltd............................  26,000     235,178
*   Vision, Inc..........................................  29,400   1,107,144
#*  Visionary Holdings Co., Ltd.......................... 416,700     461,549
#   Vital KSK Holdings, Inc.............................. 186,385   1,929,811
    Vitec Holdings Co., Ltd..............................  50,700     987,287
#   Voyage Group, Inc....................................  62,700     743,884
#   VT Holdings Co., Ltd................................. 596,300   3,035,151
    Wacoal Holdings Corp................................. 207,800   5,725,475
#   Wacom Co., Ltd....................................... 197,800   1,008,041
#   Wakachiku Construction Co., Ltd......................  68,200   1,036,915
#   Wakamoto Pharmaceutical Co., Ltd.....................   9,000      23,888
    Wakita & Co., Ltd.................................... 192,700   2,319,107

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    Warabeya Nichiyo Holdings Co., Ltd...................   103,000 $ 2,113,205
    Watahan & Co., Ltd...................................    38,500   1,056,463
    WATAMI Co., Ltd......................................    73,700     888,331
    Watts Co., Ltd.......................................    19,600     191,935
    WDB Holdings Co., Ltd................................    31,900   1,116,278
    Weathernews, Inc.....................................    18,700     586,116
    Welcia Holdings Co., Ltd.............................    89,944   4,574,107
#   West Holdings Corp...................................    91,700     723,771
    West Japan Railway Co................................    70,400   4,921,655
#   Will Group, Inc......................................   104,400   1,059,592
    WIN-Partners Co., Ltd................................    42,300     630,972
#   WirelessGate, Inc....................................    33,900     378,485
    Wood One Co., Ltd....................................    34,600     444,617
    World Holdings Co., Ltd..............................    39,300   1,255,852
    Wowow, Inc...........................................    42,400   1,285,696
    Xebio Holdings Co., Ltd..............................   133,500   1,990,097
#   YAC Holdings Co., Ltd................................    41,700     326,563
    Yachiyo Industry Co., Ltd............................    26,000     298,498
    Yahagi Construction Co., Ltd.........................   129,200   1,072,656
#   Yahoo Japan Corp.....................................   671,000   2,552,884
    Yaizu Suisankagaku Industry Co., Ltd.................    13,500     147,408
    Yakult Honsha Co., Ltd...............................    27,600   1,990,236
#   Yakuodo Co., Ltd.....................................    39,300   1,351,245
    YAMABIKO Corp........................................   177,440   2,345,486
    YAMADA Consulting Group Co., Ltd.....................    32,100     878,796
#   Yamada Denki Co., Ltd................................ 1,097,872   5,445,590
#   Yamagata Bank, Ltd. (The)............................   154,799   3,502,360
    Yamaguchi Financial Group, Inc.......................   604,000   6,844,726
    Yamaha Corp..........................................    94,700   4,431,335
    Yamaha Motor Co., Ltd................................   488,000  12,883,179
#   Yamaichi Electronics Co., Ltd........................   122,400   1,534,323
#   YA-MAN, Ltd..........................................   106,300   1,692,080
    Yamanashi Chuo Bank, Ltd. (The)......................   807,000   3,063,325
    Yamashina Corp.......................................    61,100      55,372
#   Yamashin-Filter Corp.................................   122,100   1,258,679
    Yamatane Corp........................................    62,400   1,153,503
    Yamato Corp..........................................    64,200     413,930
    Yamato Holdings Co., Ltd.............................    74,500   2,159,255
    Yamato Kogyo Co., Ltd................................   199,900   6,234,091
    Yamaura Corp.........................................    22,500     181,737
    Yamaya Corp..........................................    25,110     655,616
    Yamazaki Baking Co., Ltd.............................   577,000  14,348,269
    Yamazen Corp.........................................   192,900   1,973,237
    Yaoko Co., Ltd.......................................   101,700   5,266,351
    Yashima Denki Co., Ltd...............................    31,000     255,353
#   Yaskawa Electric Corp................................   404,600  13,380,418
    Yasuda Logistics Corp................................    63,900     533,070
#   Yasunaga Corp........................................    55,400     986,938
    Yellow Hat, Ltd......................................    60,200   1,741,366
    Yodogawa Steel Works, Ltd............................   103,400   2,720,778
#   Yokogawa Bridge Holdings Corp........................   142,800   2,636,123
    Yokogawa Electric Corp...............................   569,700  10,132,604
#   Yokohama Reito Co., Ltd..............................   229,300   2,061,296
    Yokohama Rubber Co., Ltd. (The)......................   573,800  12,290,594
    Yokowo Co., Ltd......................................    67,200   1,188,032
    Yomeishu Seizo Co., Ltd..............................     9,600     212,133
    Yomiuri Land Co., Ltd................................    20,100     861,189
    Yondenko Corp........................................     9,180     213,831
    Yondoshi Holdings, Inc...............................    62,300   1,409,906

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES      VALUE>>
                                                          --------- --------------
JAPAN -- (Continued)
    Yorozu Corp..........................................   117,400 $    1,871,217
#   Yoshinoya Holdings Co., Ltd..........................   108,100      1,829,015
    Yossix Co., Ltd......................................    12,400        355,850
#   Yotai Refractories Co., Ltd..........................   113,300        789,799
    Yuasa Funashoku Co., Ltd.............................     2,900         90,966
    Yuasa Trading Co., Ltd...............................    60,100      1,958,992
    Yuken Kogyo Co., Ltd.................................    13,300        310,660
    Yuki Gosei Kogyo Co., Ltd............................    11,000         26,683
#   Yume No Machi Souzou Iinkai Co., Ltd.................    84,000      1,929,018
    Yumeshin Holdings Co., Ltd...........................   164,400      1,694,930
    Yurtec Corp..........................................   221,400      1,821,235
    Yushiro Chemical Industry Co., Ltd...................    40,900        584,100
    Yutaka Foods Corp....................................     4,000         72,764
    Yutaka Giken Co., Ltd................................     1,000         24,406
    Zaoh Co., Ltd........................................    11,000        155,108
*   Zappallas, Inc.......................................    11,600         39,056
    Zenitaka Corp. (The).................................    13,000        676,087
    Zenkoku Hosho Co., Ltd...............................    90,900      4,000,574
    Zenrin Co., Ltd......................................   121,950      3,338,027
    Zensho Holdings Co., Ltd.............................   299,000      6,663,895
    Zeon Corp............................................   742,200      8,408,740
    ZERIA Pharmaceutical Co., Ltd........................    43,199        956,568
*   ZIGExN Co., Ltd......................................   203,900      1,615,919
#   Zojirushi Corp.......................................   127,000      1,636,882
#   Zuiko Corp...........................................    15,000        434,622
    Zuken, Inc...........................................    38,400        558,145
                                                                    --------------
TOTAL JAPAN..............................................            7,083,853,626
                                                                    --------------
NETHERLANDS -- (2.6%)
    Aalberts Industries NV...............................   559,932     25,372,667
    ABN AMRO Group NV.................................... 1,004,794     27,808,636
#   Accell Group.........................................   111,596      2,323,174
#   Aegon NV............................................. 3,242,214     21,372,810
    Aegon NV.............................................   267,323      1,750,966
    Akzo Nobel NV........................................   677,388     62,564,169
*   Altice Europe NV, Class A............................   203,842        679,272
*   Altice Europe NV, Class B............................    51,303        170,516
    AMG Advanced Metallurgical Group NV..................   226,958     13,399,788
    Amsterdam Commodities NV.............................    95,076      2,224,906
    APERAM SA............................................   297,638     14,027,651
#   Arcadis NV...........................................   330,177      6,028,794
    ArcelorMittal........................................   315,244     10,103,627
#   ArcelorMittal........................................   996,723     31,745,635
#   ASM International NV.................................   173,525      9,989,567
    ASML Holding NV......................................    56,437     12,087,012
    ASML Holding NV......................................   116,525     24,936,350
    ASR Nederland NV.....................................    46,018      2,058,683
*   Basic-Fit NV.........................................    20,370        663,776
    BE Semiconductor Industries NV.......................   644,824     13,940,854
#   Beter Bed Holding NV.................................    63,960        447,040
    BinckBank NV.........................................   447,787      2,711,034
#   Boskalis Westminster.................................   293,531      9,000,091
    Brunel International NV..............................    74,721      1,221,676
    Coca-Cola European Partners P.L.C....................   139,278      5,749,843
    Corbion NV...........................................   393,820     13,483,921
    Flow Traders.........................................   102,070      3,032,504
    ForFarmers NV........................................   114,634      1,302,462
#*  Fugro NV.............................................   348,210      5,009,925
*   Gemalto NV...........................................   158,941      9,271,766

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
NETHERLANDS -- (Continued)
*   Gemalto NV...........................................    74,447 $  4,342,283
    GrandVision NV.......................................   111,118    2,550,890
*   Heijmans NV..........................................   108,113    1,378,973
    Heineken NV..........................................   158,024   15,967,034
    Hunter Douglas NV....................................     8,139      625,638
    IMCD NV..............................................    86,473    6,282,567
#   ING Groep NV, Sponsored ADR.......................... 1,283,225   19,594,845
    ING Groep NV......................................... 2,595,723   39,680,166
    Intertrust NV........................................    67,381    1,172,823
    KAS Bank NV..........................................    67,994      775,259
    Kendrion NV..........................................    79,728    3,454,944
    Koninklijke Ahold Delhaize NV, Sponsored ADR.........    13,329      338,623
    Koninklijke Ahold Delhaize NV........................ 2,212,069   56,254,374
#   Koninklijke BAM Groep NV............................. 1,123,523    4,602,891
    Koninklijke DSM NV...................................   325,088   34,647,841
#   Koninklijke KPN NV................................... 6,620,575   19,141,562
#   Koninklijke Philips NV...............................   632,918   27,784,813
#   Koninklijke Philips NV...............................   545,396   23,899,252
    Koninklijke Vopak NV.................................   373,082   17,548,405
    Nederland Apparatenfabriek...........................    21,138    1,140,424
#   NN Group NV..........................................   581,158   25,673,898
#*  OCI NV...............................................   372,401   11,258,611
    Ordina NV............................................   523,951    1,213,990
#   PostNL NV............................................ 1,788,712    7,060,824
    Randstad NV..........................................   559,311   35,397,721
    RELX NV, Sponsored ADR...............................   145,058    3,166,616
    RELX NV..............................................   437,454    9,514,053
    SBM Offshore NV......................................   773,672   11,987,769
    Signify NV...........................................   330,283    9,145,653
    Sligro Food Group NV.................................    91,111    3,771,690
    TKH Group NV.........................................   214,489   13,405,716
*   TomTom NV............................................   514,822    5,257,703
#   Unilever NV..........................................   234,970   13,501,376
#   Unilever NV..........................................   301,155   17,373,919
    Van Lanschot Kempen NV...............................    35,156      968,939
    Wessanen.............................................   398,522    5,934,227
    Wolters Kluwer NV....................................   580,125   34,934,460
                                                                    ------------
TOTAL NETHERLANDS........................................            825,229,887
                                                                    ------------
NEW ZEALAND -- (0.4%)
*   a2 Milk Co., Ltd..................................... 1,472,795   10,519,005
    Abano Healthcare Group, Ltd..........................    13,023       79,927
    Air New Zealand, Ltd................................. 3,779,222    8,364,845
    Auckland International Airport, Ltd..................   713,818    3,249,967
#   Chorus, Ltd.......................................... 1,214,824    3,570,318
    Chorus, Ltd., ADR....................................    10,487      148,601
    Comvita, Ltd.........................................    14,886       57,657
    Contact Energy, Ltd.................................. 1,283,879    5,061,810
    EBOS Group, Ltd......................................   282,730    3,894,605
*   Eroad, Ltd...........................................    30,986       70,408
    Fisher & Paykel Healthcare Corp., Ltd................   870,919    8,794,470
#   Fletcher Building, Ltd............................... 1,536,880    7,364,917
    Fletcher Building, Ltd...............................    94,146      453,307
#   Fonterra Co-operative Group, Ltd.....................   146,097      510,092
    Freightways, Ltd.....................................   403,739    2,188,731
#   Genesis Energy, Ltd.................................. 1,272,826    2,213,373
#   Gentrack Group, Ltd..................................    87,531      403,951
    Hallenstein Glasson Holdings, Ltd....................    71,493      249,309
    Heartland Bank, Ltd.................................. 1,335,148    1,556,424

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
NEW ZEALAND -- (Continued)
    Infratil, Ltd........................................ 1,422,628 $  3,357,373
    Kathmandu Holdings, Ltd..............................   186,397      391,804
    Mainfreight, Ltd.....................................   312,932    5,907,020
    Mercury NZ, Ltd......................................   566,129    1,297,387
    Meridian Energy, Ltd.................................   591,256    1,266,190
#   Metlifecare, Ltd.....................................   457,520    1,923,951
#   Metro Performance Glass, Ltd.........................   118,709       68,849
    New Zealand Refining Co., Ltd. (The).................   347,032      574,794
#   NZME, Ltd............................................ 1,016,313      575,022
#   NZX, Ltd.............................................   366,703      274,943
*   Pacific Edge, Ltd....................................    20,054        3,824
    PGG Wrightson, Ltd...................................   151,904       66,306
#   Port of Tauranga, Ltd................................   583,389    1,981,510
*   Pushpay Holdings, Ltd................................    50,193      142,126
    Restaurant Brands New Zealand, Ltd...................   541,674    2,825,531
*   Rubicon, Ltd.........................................    64,229       12,906
    Ryman Healthcare, Ltd................................   606,568    5,033,266
    Sanford, Ltd.........................................    36,628      190,816
    Scales Corp., Ltd....................................   233,456      746,881
#   Skellerup Holdings, Ltd..............................   373,562      522,177
    SKY Network Television, Ltd.......................... 1,190,821    2,203,191
    SKYCITY Entertainment Group, Ltd..................... 2,484,276    6,710,925
    Spark New Zealand, Ltd............................... 3,405,015    8,990,560
    Steel & Tube Holdings, Ltd...........................   114,165      113,714
    Summerset Group Holdings, Ltd........................ 1,046,931    5,522,275
#*  Synlait Milk, Ltd....................................    95,430      708,215
    Tegel Group Holdings, Ltd............................   132,636      101,299
    Tilt Renewables, Ltd.................................   117,371      170,413
#   Tourism Holdings, Ltd................................   812,132    3,378,447
*   TOWER, Ltd...........................................   379,649      194,226
#   Trade Me Group, Ltd.................................. 1,117,895    3,699,798
#   Trustpower, Ltd......................................   143,171      576,126
    Vector, Ltd..........................................   418,712      945,610
    Warehouse Group, Ltd. (The)..........................   195,063      268,601
    Z Energy, Ltd........................................ 1,103,455    5,403,830
                                                                    ------------
TOTAL NEW ZEALAND........................................            124,901,623
                                                                    ------------
NORWAY -- (0.9%)
    ABG Sundal Collier Holding ASA....................... 1,956,544    1,390,011
    AF Gruppen ASA.......................................    24,647      382,228
*   Akastor ASA..........................................   685,363    1,419,606
    Aker ASA, Class A....................................    85,497    6,678,812
    Aker BP ASA..........................................   318,898   11,394,529
*   Aker Solutions ASA...................................   586,527    4,011,534
#   American Shipping Co. ASA............................   221,032      777,821
*   Archer, Ltd..........................................   516,638      579,384
    Atea ASA.............................................   369,807    5,285,836
    Austevoll Seafood ASA................................   577,001    8,403,763
#*  Avance Gas Holding, Ltd..............................   221,309      630,282
#*  Axactor AB...........................................   377,170    1,066,316
    Bakkafrost P/F.......................................   152,145    9,349,002
    Bonheur ASA..........................................    92,068    1,316,888
    Borregaard ASA.......................................   453,358    4,303,785
#*  BW LPG, Ltd..........................................   494,645    2,241,093
#*  BW Offshore, Ltd.....................................   568,269    3,088,813
    DNB ASA..............................................   964,798   19,427,891
#*  DNO ASA.............................................. 4,397,870    9,315,486
#*  DOF ASA..............................................   521,605      512,216
    Ekornes ASA..........................................    63,386    1,070,637

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
NORWAY -- (Continued)
    Entra ASA............................................    133,152 $ 1,944,198
    Equinor ASA..........................................    838,889  22,257,578
#   Equinor ASA, Sponsored ADR...........................    660,099  17,466,220
    Europris ASA.........................................     67,668     176,051
#*  Fred Olsen Energy ASA................................    242,850     216,654
#   Frontline, Ltd.......................................    343,548   1,750,370
#*  Funcom NV............................................    174,358     405,040
    Gjensidige Forsikring ASA............................    163,136   2,618,498
    Golar LNG, Ltd.......................................     19,800     514,998
    Grieg Seafood ASA....................................    400,515   4,755,790
#   Hexagon Composites ASA...............................    242,345     808,468
    Hoegh LNG Holdings, Ltd..............................     79,711     471,566
    Itera ASA............................................     43,471      51,680
*   Kongsberg Automotive ASA.............................  2,256,768   2,627,942
#   Kongsberg Gruppen ASA................................     71,285   1,447,697
*   Kvaerner ASA.........................................    869,309   1,562,888
    Leroy Seafood Group ASA..............................    668,351   5,256,186
    Marine Harvest ASA...................................    427,196   9,341,140
#*  NEL ASA..............................................  2,060,889     816,607
#*  Nordic Nanovector ASA................................     35,449     277,241
#*  Nordic Semiconductor ASA.............................    273,192   1,646,780
    Norsk Hydro ASA......................................  1,108,052   6,320,366
    Norway Royal Salmon ASA..............................     78,724   1,998,814
#*  Norwegian Air Shuttle ASA............................    145,478   4,261,128
*   Norwegian Finans Holding ASA.........................    290,488   3,548,320
    Norwegian Property ASA...............................    152,430     215,069
    Ocean Yield ASA......................................    298,768   2,450,462
*   Odfjell Drilling, Ltd................................    322,202   1,237,238
    Odfjell SE, Class A..................................     47,975     196,532
    Olav Thon Eiendomsselskap ASA........................     18,219     345,439
    Orkla ASA............................................    446,815   3,780,859
*   Otello Corp. ASA.....................................    389,002     925,773
*   Panoro Energy ASA....................................      7,872      16,070
#*  Petroleum Geo-Services ASA...........................  1,660,897   8,094,718
*   PhotoCure ASA........................................     20,984      92,305
#*  Prosafe SE...........................................    120,089     275,334
#*  Protector Forsikring ASA.............................    176,565   1,330,266
*   Q-Free ASA...........................................     88,919      88,796
#*  REC Silicon ASA...................................... 11,420,333   1,144,145
    Salmar ASA...........................................     75,927   3,874,073
    Sbanken ASA..........................................     47,638     461,475
    Scatec Solar ASA.....................................    494,974   3,813,747
    Schibsted ASA, Class A...............................     51,459   1,780,899
    Schibsted ASA, Class B...............................     46,370   1,503,304
    Selvaag Bolig ASA....................................    155,128     844,830
*   Sevan Marine ASA.....................................     66,506     133,177
    Solon Eiendom ASA....................................     23,972      81,557
*   Solstad Farstad ASA..................................    704,964     531,155
    SpareBank 1 SR-Bank ASA..............................    579,806   6,440,074
    Stolt-Nielsen, Ltd...................................    115,250   1,974,015
    Storebrand ASA.......................................  1,579,552  13,454,514
    Subsea 7 SA..........................................    778,473  11,273,162
    Telenor ASA..........................................    266,055   5,204,570
    TGS NOPEC Geophysical Co. ASA........................    379,734  14,477,867
    Tomra Systems ASA....................................    327,758   6,768,627
    Treasure ASA.........................................    264,434     423,212
#   Veidekke ASA.........................................    258,796   2,539,816
#*  Wallenius Wilhelmsen Logistics.......................    171,455     838,673
    Wilh Wilhelmsen Holding ASA, Class A.................     48,210   1,205,966

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- ------------
NORWAY -- (Continued)
#   XXL ASA..............................................    189,016 $  1,159,365
    Yara International ASA...............................    184,874    8,151,481
                                                                     ------------
TOTAL NORWAY.............................................             292,316,718
                                                                     ------------
PORTUGAL -- (0.2%)
    Altri SGPS SA........................................    508,231    5,192,557
*   Banco Comercial Portugues SA......................... 14,763,859    4,623,641
#   CTT-Correios de Portugal SA..........................    498,807    1,752,057
    EDP - Energias de Portugal SA........................  1,602,675    6,538,627
    EDP - Energias de Portugal SA, Sponsored ADR.........      7,202      295,498
    EDP Renovaveis SA....................................    657,085    6,786,850
    Galp Energia SGPS SA.................................    833,384   17,116,153
    Jeronimo Martins SGPS SA.............................    409,902    6,090,783
    Mota-Engil SGPS SA...................................    820,196    2,741,150
    Navigator Co. SA (The)...............................    941,050    5,366,999
    NOS SGPS SA..........................................  1,294,774    7,541,564
    Novabase SGPS SA.....................................     12,258       38,793
#   REN - Redes Energeticas Nacionais SGPS SA............  1,111,187    3,253,718
    Semapa-Sociedade de Investimento e Gestao............    114,915    2,696,465
    Sonae Capital SGPS SA................................    419,246      439,323
    Sonae SGPS SA........................................  3,952,041    4,488,031
    Teixeira Duarte SA...................................    274,179       76,123
                                                                     ------------
TOTAL PORTUGAL...........................................              75,038,332
                                                                     ------------
SINGAPORE -- (1.0%)
*   Abterra, Ltd.........................................    189,000        5,484
    Accordia Golf Trust..................................  1,243,400      543,552
    AEM Holdings, Ltd....................................    630,700      462,770
    Amara Holdings, Ltd..................................    248,000       86,554
    Ascendas India Trust.................................  1,288,500    1,022,506
*   ASL Marine Holdings, Ltd.............................     99,300        7,092
#   Avarga, Ltd..........................................  1,027,400      174,095
#   Banyan Tree Holdings, Ltd............................    834,700      346,813
#   Best World International, Ltd........................  1,002,600      937,956
    Bonvests Holdings, Ltd...............................     51,600       51,145
    Boustead Projects, Ltd...............................    147,404       98,074
    Boustead Singapore, Ltd..............................  1,154,367      699,400
    BreadTalk Group, Ltd.................................    758,400      646,885
#   Bukit Sembawang Estates, Ltd.........................    520,100    2,139,313
    Bund Center Investment, Ltd..........................    316,000      148,929
    CapitaLand, Ltd......................................  4,393,000   10,435,794
#   Centurion Corp., Ltd.................................  1,289,100      420,660
#   China Aviation Oil Singapore Corp., Ltd..............    570,800      629,492
#   China Sunsine Chemical Holdings, Ltd.................  1,096,400    1,210,915
#   Chip Eng Seng Corp., Ltd.............................  2,295,200    1,358,971
    CITIC Envirotech, Ltd................................  1,489,500      684,867
    City Developments, Ltd...............................    880,100    6,487,122
#*  Cityneon Holdings, Ltd...............................    300,400      227,728
#   Civmec, Ltd..........................................    303,700      125,958
    ComfortDelGro Corp., Ltd.............................  5,360,269    9,265,404
    Cordlife Group, Ltd..................................     93,800       42,377
#*  COSCO Shipping International Singapore Co., Ltd......  1,813,800      548,502
*   Creative Technology, Ltd.............................     27,000      121,609
    CSE Global, Ltd......................................  1,890,800      625,961
    Dairy Farm International Holdings, Ltd...............    217,400    1,776,213
    DBS Group Holdings, Ltd..............................    465,570    9,160,236
#   Del Monte Pacific, Ltd...............................  1,725,882      240,997
    Delfi, Ltd...........................................    192,800      162,962

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
SINGAPORE -- (Continued)
*   Delong Holdings, Ltd.................................     40,900 $   173,923
    DMX Technologies Group, Ltd..........................    256,000       3,696
#   Duty Free International, Ltd.........................    206,500      31,883
#*  Dyna-Mac Holdings, Ltd...............................  1,489,000     128,247
    Elec & Eltek International Co., Ltd..................     28,700      41,924
#*  Ezion Holdings, Ltd.................................. 11,961,848     715,259
#*  Ezra Holdings, Ltd...................................  8,713,591      66,170
    Far East Orchard, Ltd................................    527,736     531,348
    First Resources, Ltd.................................  2,225,500   2,634,723
    Food Empire Holdings, Ltd............................  1,092,800     502,165
*   Fragrance Group, Ltd.................................  1,448,000     157,463
    Frasers Property, Ltd................................  1,048,300   1,303,143
#   Frencken Group, Ltd..................................    940,500     318,513
#   Fu Yu Corp., Ltd.....................................  2,363,100     299,432
*   Gallant Venture, Ltd.................................  2,485,000     242,584
    Genting Singapore, Ltd...............................  6,325,900   5,947,884
#   Geo Energy Resources, Ltd............................  3,320,700     586,166
    GK Goh Holdings, Ltd.................................     14,200      10,741
    GL, Ltd..............................................  1,487,700     853,000
    Golden Agri-Resources, Ltd........................... 23,640,369   4,869,793
#   Golden Energy & Resources, Ltd.......................    673,700     185,737
    GP Industries, Ltd...................................    174,000      91,316
    Great Eastern Holdings, Ltd..........................     48,000     974,629
    GSH Corp., Ltd.......................................     52,560      17,454
#   GuocoLand, Ltd.......................................    746,821   1,115,796
    Halcyon Agri Corp., Ltd..............................    865,546     331,102
#   Haw Par Corp., Ltd...................................     25,900     262,606
#   Health Management International, Ltd.................    702,926     302,448
    Hiap Hoe, Ltd........................................    128,000      82,834
    Hi-P International, Ltd..............................    881,300     818,617
    Ho Bee Land, Ltd.....................................    883,800   1,636,670
#   Hong Fok Corp., Ltd..................................  1,277,188     681,366
*   Hong Leong Asia, Ltd.................................    485,600     309,207
    Hongkong Land Holdings, Ltd..........................    419,700   3,056,284
    Hotel Grand Central, Ltd.............................    179,659     184,834
    Hour Glass, Ltd. (The)...............................    242,900     115,136
    Hutchison Port Holdings Trust........................ 22,938,300   5,858,809
    Hwa Hong Corp., Ltd..................................    280,000      65,473
#*  Hyflux, Ltd..........................................  2,064,700     206,470
    iFAST Corp., Ltd.....................................    316,400     260,442
#   Indofood Agri Resources, Ltd.........................  2,179,900     352,675
    InnoTek, Ltd.........................................     87,000      24,642
#   Japfa, Ltd...........................................  2,634,500   1,443,871
    Jardine Cycle & Carriage, Ltd........................    115,097   2,849,559
#   k1 Ventures, Ltd.....................................    657,240      47,313
    Keppel Corp., Ltd....................................  2,571,800  13,000,161
    Keppel Infrastructure Trust..........................  4,531,153   1,731,910
    Keppel Telecommunications & Transportation, Ltd......    376,900     399,085
    Koh Brothers Group, Ltd..............................    193,000      39,054
#   KSH Holdings, Ltd....................................    555,650     255,388
#   Lian Beng Group, Ltd.................................  1,409,000     523,294
    Low Keng Huat Singapore, Ltd.........................    293,000     129,249
    Lum Chang Holdings, Ltd..............................    192,900      48,178
#   M1, Ltd..............................................  1,341,700   1,616,434
    Mandarin Oriental International, Ltd.................     81,600     191,160
*   Marco Polo Marine, Ltd...............................    521,900      11,464
    Memtech International, Ltd...........................     86,600      86,119
#   Metro Holdings, Ltd..................................  1,417,600   1,218,898
    Mewah International, Inc.............................     47,900       9,854

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
SINGAPORE -- (Continued)
#*  Midas Holdings, Ltd.................................. 7,449,147 $   787,951
*   mm2 Asia, Ltd........................................   878,100     284,218
*   Nam Cheong, Ltd...................................... 5,757,000      16,070
    Nera Telecommunications, Ltd.........................    43,600      10,098
    NSL, Ltd.............................................    75,000      69,400
#   Olam International, Ltd.............................. 1,521,700   2,495,672
    OUE, Ltd............................................. 1,198,000   1,400,680
    Oversea-Chinese Banking Corp., Ltd................... 3,393,887  28,913,098
#   Oxley Holdings, Ltd.................................. 3,900,136   1,032,843
*   Pacc Offshore Services Holdings, Ltd.................   214,800      49,793
    Pan-United Corp., Ltd................................   335,000      73,873
    Penguin International, Ltd...........................   434,733     103,963
    Perennial Real Estate Holdings, Ltd..................    61,700      36,062
#   Q&M Dental Group Singapore, Ltd......................   910,700     361,657
    QAF, Ltd.............................................   983,465     624,933
#*  Raffles Education Corp., Ltd......................... 3,218,627     376,743
#   Raffles Medical Group, Ltd........................... 2,362,441   1,945,629
    RHT Health Trust..................................... 1,983,400   1,129,284
    Riverstone Holdings, Ltd.............................   706,000     570,777
    SATS, Ltd............................................ 1,430,392   5,461,411
    SBS Transit, Ltd.....................................    54,000     101,597
    Sembcorp Industries, Ltd............................. 6,668,900  13,141,816
#   Sembcorp Marine, Ltd................................. 1,006,400   1,352,986
    Sheng Siong Group, Ltd............................... 2,151,800   1,691,677
    SHS Holdings, Ltd....................................   948,600     170,993
    SIA Engineering Co., Ltd.............................   136,400     297,689
#*  SIIC Environment Holdings, Ltd....................... 3,411,980     940,096
    Sinarmas Land, Ltd................................... 4,372,400   1,109,177
#   Sing Holdings, Ltd...................................   392,300     118,123
    Singapore Airlines, Ltd.............................. 2,170,000  15,746,273
    Singapore Exchange, Ltd..............................   689,100   3,772,043
    Singapore Post, Ltd.................................. 6,914,516   6,815,335
#   Singapore Press Holdings, Ltd........................ 3,085,900   6,606,904
    Singapore Reinsurance Corp., Ltd.....................    55,000      12,949
    Singapore Shipping Corp., Ltd........................   137,000      28,711
    Singapore Technologies Engineering, Ltd.............. 1,211,100   3,047,098
    Singapore Telecommunications, Ltd.................... 3,054,350   7,208,322
    Singapore Telecommunications, Ltd....................   184,000     432,740
#*  Sino Grandness Food Industry Group, Ltd.............. 2,494,363     366,978
    Stamford Land Corp., Ltd............................. 1,198,100     422,471
    StarHub, Ltd......................................... 2,089,810   2,643,922
    Straits Trading Co., Ltd.............................    14,800      22,319
#   Sunningdale Tech, Ltd................................   820,580     828,710
*   SunVic Chemical Holdings, Ltd........................   638,600      12,417
#*  Swiber Holdings, Ltd................................. 1,301,500      19,503
#*  Thomson Medical Group, Ltd........................... 1,711,900     103,304
*   Tiong Woon Corp. Holding, Ltd........................   160,750      34,151
#   Tuan Sing Holdings, Ltd.............................. 3,073,030     913,821
#   UMS Holdings, Ltd.................................... 2,286,187   1,377,209
    United Engineers, Ltd................................ 2,465,604   4,854,846
    United Industrial Corp., Ltd.........................   654,623   1,513,855
    United Overseas Bank, Ltd............................ 1,541,989  30,663,187
    United Overseas Insurance, Ltd.......................     1,900       9,054
    UOB-Kay Hian Holdings, Ltd...........................   589,653     554,998
    UOL Group, Ltd....................................... 1,570,988   8,294,887
    Valuetronics Holdings, Ltd........................... 2,299,960   1,134,653
    Venture Corp., Ltd................................... 1,204,900  14,816,162
    Vibrant Group, Ltd................................... 1,136,731     166,242
    Vicom, Ltd...........................................     2,400      10,873

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- ------------
SINGAPORE -- (Continued)
    Wee Hur Holdings, Ltd................................    917,300 $    158,525
    Wheelock Properties Singapore, Ltd...................  1,079,747    1,740,475
    Wilmar International, Ltd............................  2,828,900    6,515,088
    Wing Tai Holdings, Ltd...............................  2,079,724    3,166,098
    Yeo Hiap Seng, Ltd...................................     63,135       47,789
    YHI International, Ltd...............................     48,000       14,748
#*  Yongnam Holdings, Ltd................................  1,649,400      310,182
    Zhongmin Baihui Retail Group, Ltd....................      7,800        4,842
                                                                     ------------
TOTAL SINGAPORE..........................................             299,909,924
                                                                     ------------
SOUTH AFRICA -- (0.1%)
*   Old Mutual, Ltd...................................... 10,419,668   23,841,372
                                                                     ------------
SPAIN -- (2.2%)
#   Acciona SA...........................................    186,892   16,048,516
#   Acerinox SA..........................................    912,105   13,183,365
    ACS Actividades de Construccion y Servicios SA.......    448,485   19,655,679
#*  Adveo Group International SA.........................     60,568      135,045
    Aena SME SA..........................................     49,753    9,033,877
    Alantra Partners SA..................................      1,298       21,996
#   Almirall SA..........................................    272,779    3,903,373
    Amadeus IT Group SA..................................    310,762   26,509,848
#*  Amper SA.............................................  3,841,033    1,418,356
    Applus Services SA...................................    633,498    9,172,004
#   Atresmedia Corp. de Medios de Comunicacion SA........    522,844    4,094,568
    Azkoyen SA...........................................     54,125      538,274
    Banco Bilbao Vizcaya Argentaria SA...................  2,786,482   20,412,798
#   Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR....    465,803    3,400,362
    Banco de Sabadell SA................................. 15,942,970   26,541,298
#   Banco Santander SA................................... 13,286,562   74,645,431
#   Banco Santander SA, Sponsored ADR....................  2,391,774   13,370,017
    Bankia SA............................................  1,620,239    6,369,334
    Bankinter SA.........................................    544,660    5,253,375
*   Baron de Ley.........................................      4,292      567,368
    Bolsas y Mercados Espanoles SHMSF SA.................    277,977    8,943,859
    CaixaBank SA.........................................  3,789,028   17,432,849
    Cellnex Telecom SA...................................    583,590   15,508,504
    Cia de Distribucion Integral Logista Holdings SA.....    144,755    3,429,203
    CIE Automotive SA....................................    238,205    7,321,865
    Construcciones y Auxiliar de Ferrocarriles SA........     70,654    3,129,460
#*  Deoleo SA............................................  2,436,780      457,616
#   Distribuidora Internacional de Alimentacion SA.......  2,286,669    5,110,397
#*  Duro Felguera SA.....................................    201,525        7,465
    Duro Felguera, SA....................................  6,515,974      243,823
    Ebro Foods SA........................................    167,917    3,634,266
*   eDreams ODIGEO SA....................................    191,273      863,682
    Elecnor SA...........................................     45,506      654,216
    Enagas SA............................................  1,219,596   34,095,738
    Ence Energia y Celulosa SA...........................  1,058,321    9,982,825
    Endesa SA............................................    322,774    7,464,014
    Ercros SA............................................    774,393    4,421,036
    Euskaltel SA.........................................    355,572    3,309,761
    Faes Farma SA........................................    729,913    3,185,204
    Ferrovial SA.........................................    366,056    7,555,752
    Fluidra SA...........................................    184,428    2,590,335
*   Fomento de Construcciones y Contratas SA.............     35,831      465,686
*   Global Dominion Access SA............................    322,857    1,685,038
    Grifols SA...........................................    199,869    5,804,029
    Grupo Catalana Occidente SA..........................     99,097    4,231,123

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
SPAIN -- (Continued)
#*  Grupo Empresarial San Jose SA........................    85,074 $    404,202
#*  Grupo Ezentis SA..................................... 1,185,238      933,416
    Iberdrola S.A........................................ 7,957,435   61,868,207
    Iberdrola SA.........................................   227,355    1,767,951
    Iberpapel Gestion SA.................................     6,130      267,658
*   Indra Sistemas SA....................................   654,719    7,943,213
    Industria de Diseno Textil SA........................   248,655    8,148,577
#   Laboratorios Farmaceuticos Rovi SA...................     1,124       21,353
*   Liberbank SA......................................... 6,354,192    3,734,418
    Mapfre SA............................................ 6,037,913   18,949,108
    Mediaset Espana Comunicacion SA...................... 1,052,678    8,281,655
    Melia Hotels International SA........................   323,269    4,251,150
    Miquel y Costas & Miquel SA..........................    70,598    2,617,266
#   Naturgy Energy Group SA..............................   784,955   21,263,494
    NH Hotel Group SA....................................   527,136    3,871,635
#   Obrascon Huarte Lain SA..............................   720,003    2,534,940
    Papeles y Cartones de Europa SA......................   251,517    4,907,739
#*  Pharma Mar SA........................................   144,563      262,006
    Prim SA..............................................     5,102       78,231
#*  Promotora de Informaciones SA, Class A............... 1,283,633    2,731,064
    Prosegur Cia de Seguridad SA......................... 1,094,318    7,279,764
*   Quabit Inmobiliaria SA...............................   278,057      571,533
*   Realia Business SA...................................   543,089      677,109
    Red Electrica Corp. SA...............................   652,403   13,827,775
    Repsol SA, Sponsored ADR.............................   336,365    6,670,124
    Repsol SA............................................ 2,264,499   44,916,256
#   Sacyr S.A............................................ 2,060,514    6,564,785
    Sacyr SA.............................................    42,926      137,035
#   Siemens Gamesa Renewable Energy SA...................   216,162    3,049,172
#*  Solaria Energia y Medio Ambiente SA..................   378,116    2,247,198
    Talgo SA.............................................   511,073    2,737,013
#   Tecnicas Reunidas SA.................................   106,594    3,598,550
#   Telefonica SA, Sponsored ADR.........................   237,585    2,147,768
    Telefonica SA........................................ 2,552,773   22,937,989
#*  Tubacex SA...........................................   245,614      904,317
#*  Tubos Reunidos SA....................................   549,480      298,303
    Vidrala SA...........................................    47,910    4,588,310
    Viscofan SA..........................................   145,124   10,010,061
#*  Vocento SA...........................................   126,195      201,486
    Zardoya Otis SA......................................   498,531    4,764,603
                                                                    ------------
TOTAL SPAIN..............................................            698,769,064
                                                                    ------------
SWEDEN -- (2.6%)
    AAK AB...............................................   463,410    7,517,691
*   AcadeMedia AB........................................    16,576       96,948
    Acando AB............................................   425,866    1,572,080
    AddLife AB...........................................    18,982      453,903
    AddTech AB, Class B..................................   106,558    2,412,487
#   AF AB, Class B.......................................   243,390    6,058,222
    Alfa Laval AB........................................   266,076    7,314,295
#   Alimak Group AB......................................    48,383      803,882
#*  Anoto Group AB.......................................   282,882      115,866
*   Arise AB.............................................     1,101        2,149
    Arjo AB, Class B.....................................   538,771    1,826,548
    Assa Abloy AB, Class B...............................   643,444   12,701,897
    Atlas Copco AB.......................................   217,946    6,241,190
    Atlas Copco AB.......................................   139,692    3,660,964
    Atrium Ljungberg AB, Class B.........................   113,285    1,966,682
    Attendo AB...........................................    42,107      380,877

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
SWEDEN -- (Continued)
#   Avanza Bank Holding AB...............................  74,331 $ 3,423,473
    Axfood AB............................................ 229,572   4,647,869
    Axis Communications AB...............................     339      13,390
*   BE Group AB..........................................   7,096      41,290
    Beijer Alma AB....................................... 132,767   1,878,804
*   Beijer Electronics Group AB..........................   3,636      16,347
    Beijer Ref AB........................................  42,999     940,373
    Bergman & Beving AB.................................. 118,509   1,268,608
    Betsson AB........................................... 768,863   6,862,842
    Bilia AB, Class A.................................... 634,371   5,417,719
#   BillerudKorsnas AB................................... 574,211   6,841,101
    BioGaia AB, Class B..................................  65,512   3,214,592
#*  BioInvent International AB........................... 229,139      58,591
    Biotage AB...........................................  77,540     975,163
#   Bjorn Borg AB........................................  89,330     232,849
    Boliden AB........................................... 992,847  29,554,856
    Bonava AB............................................   9,889     129,738
    Bonava AB, Class B................................... 244,630   3,203,609
    Bravida Holding AB...................................  68,859     548,810
#   Bufab AB.............................................  89,037   1,131,306
#   Bulten AB............................................  83,922   1,005,046
    Bure Equity AB....................................... 285,130   3,371,449
#   Byggmax Group AB..................................... 423,079   2,015,557
    Capio AB.............................................  25,153     149,971
    Castellum AB......................................... 309,569   5,584,042
#   Catena AB............................................  31,468     673,894
#   Clas Ohlson AB, Class B.............................. 174,296   1,531,927
    Cloetta AB, Class B.................................. 856,373   2,722,004
#*  Collector AB.........................................  53,900     444,572
    Com Hem Holding AB................................... 586,445  10,477,751
    Concentric AB........................................ 186,010   3,212,576
*   Concordia Maritime AB, Class B.......................  76,921      93,882
    Coor Service Management Holding AB...................  40,163     333,549
#*  D Carnegie & Co. AB..................................  16,412     306,430
#   Dedicare AB, Class B.................................  15,340     100,590
    Dios Fastigheter AB.................................. 357,055   2,278,478
    Dometic Group AB..................................... 221,054   2,144,605
#*  Doro AB..............................................  96,173     475,122
    Duni AB.............................................. 119,855   1,541,285
    Dustin Group AB...................................... 178,930   1,843,586
    Eastnine AB.......................................... 114,739   1,270,398
#   Elanders AB, Class B.................................  17,769     160,301
    Electrolux AB, Series B.............................. 283,824   6,657,430
    Elekta AB, Class B................................... 396,766   5,570,665
#*  Eltel AB.............................................  59,564     160,763
*   Enea AB..............................................  45,729     471,376
*   Epiroc AB............................................ 217,946   2,609,517
*   Epiroc AB............................................ 139,692   1,480,334
    Essity AB, Class A...................................  28,522     734,554
    Essity AB, Class B................................... 650,088  16,261,625
#   eWork Group AB.......................................  24,860     271,357
    Fabege AB............................................ 631,264   8,940,790
#   Fagerhult AB.........................................  83,952     791,976
*   Fastighets AB Balder................................. 158,195   4,598,409
    Fenix Outdoor International AG.......................   3,532     404,603
#*  Fingerprint Cards AB, Class B........................ 359,570     323,792
#   Getinge AB, Class B.................................. 598,598   6,435,278
    Granges AB........................................... 433,471   5,426,370
    Gunnebo AB........................................... 205,594     641,542

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
SWEDEN -- (Continued)
    Haldex AB............................................   269,034 $ 2,846,766
    Hemfosa Fastigheter AB...............................   446,431   6,131,199
#   Hennes & Mauritz AB, Class B.........................   264,097   4,111,889
    Hexagon AB, Class B..................................   291,836  17,787,226
#   Hexpol AB............................................   621,998   6,690,588
    HIQ International AB.................................   278,154   1,696,683
    HMS Networks AB......................................    20,692     318,583
#   Hoist Finance AB.....................................    97,692     760,129
    Holmen AB, Class B...................................   371,168   8,261,930
    Hufvudstaden AB, Class A.............................   177,409   2,745,022
    Husqvarna AB, Class A................................   104,942     835,226
    Husqvarna AB, Class B................................ 1,286,033  10,160,360
#   ICA Gruppen AB.......................................   183,137   6,071,870
    Indutrade AB.........................................   206,190   5,419,050
#   Intrum AB............................................   238,373   6,413,374
    Inwido AB............................................   281,858   2,080,964
#   ITAB Shop Concept AB, Class B........................    23,230      81,328
    JM AB................................................   394,386   7,261,753
    KappAhl AB...........................................   364,856   1,577,136
#   Karo Pharma AB.......................................   400,712   1,636,662
*   Karolinska Development AB............................    24,069      23,874
    Kindred Group P.L.C..................................   722,141   9,319,406
#   Klovern AB, Class B.................................. 1,950,665   2,568,126
    KNOW IT AB...........................................   127,241   2,512,974
    Kungsleden AB........................................   574,027   4,629,946
    Lagercrantz Group AB, Class B........................   226,007   2,366,219
    Lifco AB, Class B....................................    13,728     615,288
    Lindab International AB..............................   338,032   2,302,732
    Loomis AB, Class B...................................   470,799  14,773,877
    Lundin Petroleum AB..................................   188,014   6,199,120
#*  Medivir AB, Class B..................................   106,690     461,450
#   Mekonomen AB.........................................   129,600   2,320,234
    Millicom International Cellular SA...................   168,178  10,773,441
    Modern Times Group MTG AB, Class B...................   235,518   8,649,401
*   Momentum Group AB, Class B...........................   105,531   1,409,934
    MQ Holding AB........................................   120,558     207,650
#   Mycronic AB..........................................   279,170   2,844,662
    NCC AB, Class B......................................   398,501   6,432,652
    Nederman Holding AB..................................     4,548      54,763
#*  Net Insight AB, Class B..............................   554,021     243,328
    NetEnt AB............................................   710,277   3,036,578
    New Wave Group AB, Class B...........................   315,007   1,905,594
    Nibe Industrier AB, Class B..........................   734,680   8,257,064
    Nobia AB.............................................   648,800   4,876,415
    Nobina AB............................................   721,165   4,996,684
    Nolato AB, Class B...................................   152,586  13,662,332
    Nordea Bank AB....................................... 3,021,818  32,115,456
    Nordic Waterproofing Holding A.S.....................    33,630     316,540
#   NP3 Fastigheter AB...................................    20,873     142,173
    OEM International AB, Class B........................    13,227     288,773
#   Opus Group AB........................................ 1,295,932     993,860
*   Orexo AB.............................................     9,881      47,648
    Oriflame Holding AG..................................   158,960   5,286,932
    Pandox AB............................................    82,993   1,559,943
    Peab AB..............................................   982,525   7,918,036
    Platzer Fastigheter Holding AB, Class B..............    28,115     201,309
    Pricer AB, Class B...................................   491,623     627,851
    Proact IT Group AB...................................    34,645     680,301
#*  Probi AB.............................................     5,009     191,382

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
SWEDEN -- (Continued)
#   Profilgruppen AB, Class B............................       855 $     11,737
#*  Qliro Group AB.......................................   457,376      664,476
*   Radisson Hospitality AB..............................   106,569      435,051
#   Ratos AB, Class B.................................... 1,194,591    4,447,277
#*  RaySearch Laboratories AB............................    83,907    1,101,513
*   Recipharm AB, Class B................................    41,373      754,567
    Resurs Holding AB....................................   101,790      790,138
#   Rottneros AB.........................................   325,656      423,715
    Saab AB, Class B.....................................   170,413    7,857,851
    Sagax AB, Class B....................................    77,850    1,013,564
    Sandvik AB...........................................   692,087   12,655,277
*   SAS AB...............................................   988,065    1,937,906
    Scandi Standard AB...................................   257,319    1,656,297
    Scandic Hotels Group AB..............................   278,100    2,901,965
    Sectra AB, Class B...................................    16,038      438,354
    Securitas AB, Class B................................   591,477   10,641,836
    Semcon AB............................................    48,575      315,414
#*  Sensys Gatso Group AB................................ 1,882,909      300,969
    Skandinaviska Enskilda Banken AB, Class C............    18,930      208,689
    Skandinaviska Enskilda Banken AB, Class A............ 1,315,675   14,064,694
#   Skanska AB, Class B..................................   449,043    8,446,681
    SKF AB, Class A......................................    32,620      669,096
    SKF AB, Class B......................................   954,410   19,594,386
    SkiStar AB...........................................   145,517    3,401,840
    SSAB AB, Class A.....................................    89,315      440,576
    SSAB AB, Class A.....................................   630,064    3,108,031
    SSAB AB, Class B.....................................   505,629    2,001,390
    SSAB AB, Class B..................................... 1,327,625    5,269,133
#   Svenska Cellulosa AB SCA, Class A....................    43,068      454,552
    Svenska Cellulosa AB SCA, Class B.................... 1,323,807   13,697,354
    Svenska Handelsbanken AB, Class A.................... 1,709,417   21,115,593
#   Svenska Handelsbanken AB, Class B....................    38,132      480,208
    Sweco AB, Class B....................................   129,953    3,494,427
    Swedbank AB, Class A................................. 1,108,849   26,221,288
    Swedish Match AB.....................................   230,668   12,609,989
*   Swedish Orphan Biovitrum AB..........................   182,934    4,948,947
#   Systemair AB.........................................    18,169      195,327
    Tele2 AB, Class B....................................   855,400   11,478,053
#   Telefonaktiebolaget LM Ericsson, Sponsored ADR.......   527,787    4,148,406
    Telefonaktiebolaget LM Ericsson, Class A.............    37,020      292,205
    Telefonaktiebolaget LM Ericsson, Class B............. 2,126,679   16,694,961
    Telia Co. AB......................................... 4,860,123   23,378,073
    Thule Group AB.......................................   241,762    5,649,763
    Trelleborg AB, Class B...............................   530,593   11,048,291
    Troax Group AB.......................................    21,357      728,563
    VBG Group AB, Class B................................     1,127       18,205
    Vitrolife AB.........................................   175,606    2,285,065
    Volvo AB, Class A....................................   316,499    5,567,146
    Volvo AB, Class B.................................... 1,931,263   33,891,748
#   Wallenstam AB, Class B...............................   475,165    4,884,480
    Wihlborgs Fastigheter AB.............................   431,914    5,137,459
                                                                    ------------
TOTAL SWEDEN.............................................            799,718,619
                                                                    ------------
SWITZERLAND -- (5.3%)
    ABB, Ltd., Sponsored ADR.............................   431,204    9,926,316
    ABB, Ltd............................................. 2,166,659   49,736,852
    Adecco Group AG......................................   431,987   26,557,346
*   Allreal Holding AG...................................    59,698    9,288,184
*   Alpiq Holding AG.....................................     4,563      401,254

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
SWITZERLAND -- (Continued)
    ALSO Holding AG......................................    29,490 $ 3,223,216
#   ams AG...............................................    89,038   6,405,741
    APG SGA SA...........................................     4,862   1,728,100
#*  Arbonia AG...........................................   214,173   3,630,154
#*  Aryzta AG............................................   406,832   5,740,523
    Ascom Holding AG.....................................   138,303   2,513,530
    Autoneum Holding AG..................................    20,061   4,585,544
    Bachem Holding AG, Class B...........................     8,585   1,214,676
    Baloise Holding AG...................................   161,434  25,173,953
    Bank Cler AG.........................................     9,570     504,629
    Banque Cantonale de Geneve...........................     3,361     617,708
    Banque Cantonale Vaudoise............................    10,919   8,163,386
    Barry Callebaut AG...................................     6,439  10,969,941
    Belimo Holding AG....................................     1,096   4,610,737
    Bell Food Group AG...................................     5,121   1,497,833
    Bellevue Group AG....................................    37,808     878,184
#   Berner Kantonalbank AG...............................     8,326   1,706,715
    BKW AG...............................................    41,631   2,810,115
    Bobst Group SA.......................................    61,788   5,722,080
    Bossard Holding AG, Class A..........................    27,272   5,470,171
    Bucher Industries AG.................................    33,640  10,899,565
    Burckhardt Compression Holding AG....................    15,812   5,749,884
#   Burkhalter Holding AG................................    14,021   1,238,477
    Calida Holding AG....................................     8,013     280,932
    Carlo Gavazzi Holding AG.............................       861     280,026
    Cembra Money Bank AG.................................   102,785   9,426,808
    Cham Group AG........................................        31      13,316
    Chocoladefabriken Lindt & Spruengli AG...............        46   3,684,724
    Cicor Technologies, Ltd..............................     7,195     477,812
    Cie Financiere Richemont SA..........................   383,687  33,602,869
    Cie Financiere Tradition SA..........................     2,587     277,108
    Clariant AG.......................................... 1,141,868  27,303,563
    Coltene Holding AG...................................    16,370   1,831,528
    Conzzeta AG..........................................     4,092   4,469,635
    Credit Suisse Group AG............................... 1,986,742  31,951,808
    Credit Suisse Group AG, Sponsored ADR................   383,780   6,163,501
    Daetwyler Holding AG.................................    29,421   5,438,249
    DKSH Holding AG......................................   102,062   7,461,267
#   dormakaba Holding AG.................................    11,838   7,585,222
*   Dottikon Es Holding AG...............................       175     116,586
#   Dufry AG.............................................   148,133  19,600,680
    EFG International AG.................................   485,853   3,619,318
    Emmi AG..............................................     9,656   7,919,825
    EMS-Chemie Holding AG................................     8,963   5,748,601
    Energiedienst Holding AG.............................     8,178     248,677
*   Evolva Holding SA....................................   883,470     250,230
    Feintool International Holding AG....................     8,061     903,406
    Flughafen Zurich AG..................................    87,599  18,329,674
    Forbo Holding AG.....................................     4,618   7,301,418
    GAM Holding AG.......................................   889,039   8,988,675
    Geberit AG...........................................    28,885  12,861,755
    Georg Fischer AG.....................................    28,676  36,999,103
    Givaudan SA..........................................     6,707  15,699,100
#   Gurit Holding AG.....................................     2,418   2,108,654
    Helvetia Holding AG..................................    33,800  19,976,653
    Hiag Immobilien Holding AG...........................     1,162     145,297
#   HOCHDORF Holding AG..................................     4,528     940,711
#   Huber & Suhner AG....................................    47,152   2,853,658
*   Idorsia, Ltd.........................................    14,321     355,452

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
SWITZERLAND -- (Continued)
    Implenia AG..........................................    70,724 $  5,591,163
    Inficon Holding AG...................................     7,385    3,455,555
    Interroll Holding AG.................................     2,688    4,803,663
    Intershop Holding AG.................................     5,564    2,837,764
    Investis Holding SA..................................     1,299       77,912
    Julius Baer Group, Ltd...............................   598,456   32,831,068
    Jungfraubahn Holding AG..............................       381       56,687
    Kardex AG............................................    33,577    5,156,692
#   Komax Holding AG.....................................    24,470    6,852,496
#   Kudelski SA..........................................   190,868    1,843,582
    Kuehne + Nagel International AG......................    40,288    6,429,957
    LafargeHolcim, Ltd...................................   299,538   15,274,706
    LafargeHolcim, Ltd...................................   170,271    8,684,407
*   Lastminute.com NV....................................    14,514      189,359
    LEM Holding SA.......................................     2,543    3,467,812
    Liechtensteinische Landesbank AG.....................    22,405    1,337,748
    Logitech International SA............................   342,549   15,065,112
    Logitech International SA............................   159,615    6,999,118
#   Lonza Group AG.......................................   115,118   35,435,308
    Luzerner Kantonalbank AG.............................     7,884    4,090,880
*   MCH Group AG.........................................        56        2,154
#   Meier Tobler Group AG................................     9,351      196,023
    Metall Zug AG........................................       523    1,623,725
#*  Meyer Burger Technology AG...........................   766,650      540,156
#   Mikron Holding AG....................................    48,480      464,893
#   Mobilezone Holding AG................................   130,925    1,363,946
    Mobimo Holding AG....................................    27,362    6,789,529
    Nestle SA............................................ 2,417,067  196,974,881
#   Novartis AG, Sponsored ADR...........................   953,193   79,972,893
    Novartis AG..........................................   656,395   55,085,789
    OC Oerlikon Corp. AG................................. 1,007,026   15,646,551
*   Orascom Development Holding AG.......................    56,103      797,718
#   Orell Fuessli Holding AG.............................       613       68,137
    Orior AG.............................................    24,444    2,108,636
#   Panalpina Welttransport Holding AG...................    37,163    5,305,701
#   Partners Group Holding AG............................    18,244   13,844,759
    Phoenix Mecano AG....................................     1,630    1,086,053
    Plazza AG, Class A...................................     2,520      575,031
    PSP Swiss Property AG................................   123,437   11,620,469
#   Rieter Holding AG....................................    19,958    3,041,510
    Roche Holding AG.....................................     8,841    2,190,542
    Roche Holding AG.....................................   233,550   57,370,696
    Romande Energie Holding SA...........................       509      611,581
#   Schaffner Holding AG.................................     1,675      541,230
    Schindler Holding AG.................................    10,892    2,463,988
*   Schmolz + Bickenbach AG.............................. 2,115,707    1,739,551
    Schweiter Technologies AG............................     4,736    5,192,979
    SFS Group AG.........................................    36,533    4,323,831
    SGS SA...............................................     4,156   10,833,285
    Siegfried Holding AG.................................    21,017    9,066,253
    Sika AG..............................................   258,120   36,650,026
    Sonova Holding AG....................................   118,843   21,910,052
    St Galler Kantonalbank AG............................     6,540    3,362,144
    Straumann Holding AG.................................    20,702   16,075,644
    Sulzer AG............................................    77,555    9,512,637
    Sunrise Communications Group AG......................   222,266   19,589,877
    Swatch Group AG (The)................................    55,564   24,869,922
    Swatch Group AG (The)................................   100,386    8,261,433
    Swiss Life Holding AG................................    74,281   26,635,575

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES      VALUE>>
                                                          --------- --------------
SWITZERLAND -- (Continued)
    Swiss Prime Site AG..................................   159,935 $   14,656,839
    Swiss Re AG..........................................   329,833     30,240,165
#   Swisscom AG..........................................    71,569     33,601,325
    Swissquote Group Holding SA..........................    53,400      3,509,270
    Tamedia AG...........................................     4,520        677,758
    Tecan Group AG.......................................    24,526      6,222,585
    Temenos AG...........................................   145,710     23,452,227
    Thurgauer Kantonalbank...............................     1,440        148,327
*   Tornos Holding AG....................................    23,458        265,280
#   u-blox Holding AG....................................    46,981      8,719,211
    UBS Group AG......................................... 2,659,508     43,712,835
*   UBS Group AG.........................................   916,799     15,053,840
    Valiant Holding AG...................................    62,037      6,622,047
    Valora Holding AG....................................    19,822      6,093,984
    VAT Group AG.........................................   105,016     13,787,385
    Vaudoise Assurances Holding SA.......................     3,606      1,856,047
    Vetropack Holding AG.................................       654      1,338,408
    Vifor Pharma AG......................................   102,686     19,423,388
*   Von Roll Holding AG..................................    92,961        115,694
    Vontobel Holding AG..................................   139,724      9,686,897
    VP Bank AG...........................................     7,053      1,375,298
    VZ Holding AG........................................     5,140      1,638,010
    Walliser Kantonalbank................................     1,730        186,810
    Warteck Invest AG....................................        40         77,538
#   Ypsomed Holding AG...................................    12,502      1,845,641
    Zehnder Group AG.....................................    43,546      1,894,449
    Zug Estates Holding AG...............................       219        378,049
    Zuger Kantonalbank AG................................       164        962,991
    Zurich Insurance Group AG............................   183,572     56,292,427
                                                                    --------------
TOTAL SWITZERLAND........................................            1,638,806,169
                                                                    --------------
UNITED KINGDOM -- (14.9%)
    3i Group P.L.C....................................... 2,400,080     29,808,446
    4imprint Group P.L.C.................................     6,059        160,566
    888 Holdings P.L.C................................... 1,292,347      4,218,602
    A.G. Barr P.L.C......................................   468,708      4,161,426
    AA P.L.C............................................. 2,166,128      3,181,309
*   Acacia Mining P.L.C..................................   783,012      1,258,688
    Admiral Group P.L.C..................................   389,202     10,117,185
    Aggreko P.L.C........................................ 1,149,100     11,197,875
    Air Partner P.L.C....................................    64,148         93,874
#   Anglo American P.L.C................................. 3,796,420     85,935,100
    Anglo Pacific Group P.L.C............................   516,225        903,497
    Anglo-Eastern Plantations P.L.C......................    12,289        118,011
    Antofagasta P.L.C....................................   896,913     11,779,240
#   Arrow Global Group P.L.C.............................   860,395      2,887,769
    Ascential P.L.C......................................    20,467        112,756
    Ashmore Group P.L.C.................................. 2,058,499      9,844,104
    Ashtead Group P.L.C.................................. 1,005,461     30,867,056
    Associated British Foods P.L.C.......................   311,838     10,039,542
    AstraZeneca P.L.C., Sponsored ADR.................... 1,343,676     52,578,042
    AstraZeneca P.L.C....................................     5,511        424,216
    Auto Trader Group P.L.C.............................. 2,921,331     16,294,750
    AVEVA Group P.L.C....................................   133,952      4,621,478
    Aviva P.L.C.......................................... 6,964,597     45,644,003
    Avon Rubber P.L.C....................................    48,957        935,597
    B&M European Value Retail SA......................... 3,423,530     18,524,563
    Babcock International Group P.L.C.................... 1,567,114     14,689,613
    BAE Systems P.L.C.................................... 4,442,831     38,032,088

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- ------------
UNITED KINGDOM -- (Continued)
    Balfour Beatty P.L.C.................................  1,018,878 $  3,923,402
    Bank of Georgia Group P.L.C..........................    120,349    2,884,454
    Barclays P.L.C., Sponsored ADR.......................  4,040,858   41,782,472
    Barclays P.L.C.......................................    477,219    1,213,951
    Barratt Developments P.L.C...........................  2,457,493   17,212,063
    BBA Aviation P.L.C...................................  3,430,132   15,749,962
    Beazley P.L.C........................................  2,783,484   20,488,984
    Bellway P.L.C........................................    829,581   31,713,090
    Berkeley Group Holdings P.L.C. (The).................    510,995   25,011,350
    BHP Billiton P.L.C...................................  1,655,835   38,106,908
    BHP Billiton P.L.C., ADR.............................    721,817   33,391,254
    Bloomsbury Publishing P.L.C..........................     58,768      163,595
    Bodycote P.L.C.......................................  1,124,960   14,775,063
    Bovis Homes Group P.L.C..............................    660,645    9,987,143
    BP P.L.C., Sponsored ADR.............................  4,304,042  194,069,254
    BP P.L.C.............................................  3,023,442   22,722,495
    Braemar Shipping Services P.L.C......................     56,855      193,747
    Brewin Dolphin Holdings P.L.C........................  1,764,341    8,108,376
    British American Tobacco P.L.C., Sponsored ADR.......    379,512   20,789,667
    British American Tobacco P.L.C.......................  1,150,327   63,236,062
    Britvic P.L.C........................................  1,022,033   10,772,186
    BT Group P.L.C., Sponsored ADR.......................    272,564    4,186,583
    BT Group P.L.C.......................................  3,590,933   10,984,962
*   BTG P.L.C............................................    508,945    3,543,359
    Bunzl P.L.C..........................................    284,399    8,450,665
    Burberry Group P.L.C.................................    494,931   13,670,935
*   Cairn Energy P.L.C...................................  3,101,397    9,940,329
    Cambian Group P.L.C..................................    167,790      413,382
    Capita P.L.C.........................................  2,085,170    4,424,329
    Capital & Counties Properties P.L.C..................  2,598,126    9,386,184
*   Carclo P.L.C.........................................     26,730       39,864
    Card Factory P.L.C...................................    515,600    1,425,884
#*  Carillion P.L.C......................................  2,003,504      298,707
    Carnival P.L.C.......................................     18,870    1,095,355
#   Carnival P.L.C., ADR.................................    128,398    7,560,074
*   Carpetright P.L.C....................................      5,801        2,051
    Carr's Group P.L.C...................................     38,739       75,078
    Castings P.L.C.......................................     57,646      314,929
    Centamin P.L.C.......................................  6,708,083   10,457,957
    Centaur Media P.L.C..................................    126,418       73,613
    Centrica P.L.C.......................................  4,684,758    9,153,755
    Charles Stanley Group P.L.C..........................      6,583       30,847
#   Charles Taylor P.L.C.................................     31,527      123,338
    Chemring Group P.L.C.................................    840,124    2,524,595
    Chesnara P.L.C.......................................    219,083    1,153,680
    Cineworld Group P.L.C................................  5,956,845   21,154,776
#*  Circassia Pharmaceuticals P.L.C......................     71,546       72,215
    Clarkson P.L.C.......................................     32,117    1,072,065
    Clipper Logistics P.L.C..............................     21,789       95,408
    Close Brothers Group P.L.C...........................    804,265   16,739,034
    CLS Holdings P.L.C...................................    149,439      434,089
    CMC Markets P.L.C....................................    758,795    1,963,522
*   Cobham P.L.C......................................... 13,625,682   22,339,364
    Coca-Cola HBC AG.....................................    415,356   14,907,970
    Communisis P.L.C.....................................    792,496      531,044
    Compass Group P.L.C..................................    751,110   16,155,868
    Computacenter P.L.C..................................    384,821    7,911,040
    Connect Group P.L.C..................................    338,316      124,982
    Consort Medical P.L.C................................     97,721    1,413,699

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
    ConvaTec Group P.L.C................................. 1,312,691 $ 3,769,044
    Costain Group P.L.C..................................   716,958   4,092,010
    Countryside Properties P.L.C.........................   214,464     941,762
*   Countrywide P.L.C....................................   268,368     171,039
    Cranswick P.L.C......................................   250,307  10,765,511
    Crest Nicholson Holdings P.L.C....................... 1,374,423   6,854,243
    Croda International P.L.C............................   296,556  20,007,459
    CYBG P.L.C...........................................   115,474     523,085
    Daejan Holdings P.L.C................................    10,099     808,225
    Daily Mail & General Trust P.L.C.....................   547,047   5,347,244
#   Dairy Crest Group P.L.C..............................   956,065   6,081,116
    DCC P.L.C............................................   192,883  17,844,988
    De La Rue P.L.C......................................   375,640   2,494,561
#   Debenhams P.L.C...................................... 4,592,504     724,353
    Dechra Pharmaceuticals P.L.C.........................   203,797   7,980,795
#   Devro P.L.C..........................................   931,446   2,405,335
    Diageo P.L.C., Sponsored ADR.........................   204,369  30,097,423
    Diageo P.L.C.........................................   319,548  11,723,404
#*  Dialight P.L.C.......................................    20,036     139,740
    Dignity P.L.C........................................   169,798   2,251,744
    Diploma P.L.C........................................   568,769   9,827,665
    Direct Line Insurance Group P.L.C.................... 5,102,412  23,021,288
    DiscoverIE Group P.L.C...............................   133,195     719,417
    Dixons Carphone P.L.C................................ 3,036,845   7,041,266
    Domino's Pizza Group P.L.C........................... 1,867,590   7,728,443
    Drax Group P.L.C..................................... 1,926,696   9,205,092
    DS Smith P.L.C....................................... 4,685,833  30,959,140
    Dunelm Group P.L.C...................................   412,145   2,834,678
    DYSON GROUP P.L.C. COMMON STOCK GBP.25...............     3,999         254
    easyJet P.L.C........................................   549,566  11,670,837
*   EI Group P.L.C....................................... 3,086,428   6,188,303
    Electrocomponents P.L.C.............................. 1,754,352  16,502,951
    Elementis P.L.C...................................... 2,197,744   7,487,882
*   EnQuest P.L.C........................................ 5,758,483   2,727,305
    Entertainment One, Ltd...............................   646,655   3,040,160
    Equiniti Group P.L.C.................................   169,841     477,202
    Essentra P.L.C.......................................   760,954   4,800,870
    esure Group P.L.C.................................... 2,059,217   5,505,137
    Euromoney Institutional Investor P.L.C...............    81,372   1,447,916
    Evraz P.L.C.......................................... 1,461,075  10,658,925
    Experian P.L.C.......................................   686,452  16,853,900
    FDM Group Holdings P.L.C.............................    18,596     232,195
    Ferguson P.L.C.......................................   237,763  18,750,646
#   Ferguson P.L.C., ADR.................................    50,866     401,845
    Ferrexpo P.L.C....................................... 2,175,711   5,554,338
    Fidessa Group P.L.C..................................   122,551   6,200,696
*   Findel P.L.C.........................................    75,920     300,124
*   Firstgroup P.L.C..................................... 5,739,502   6,632,524
*   Flybe Group P.L.C....................................   147,904      78,380
    Forterra P.L.C.......................................   234,261     917,075
    Foxtons Group P.L.C..................................   193,407     149,054
    Fresnillo P.L.C......................................   249,267   3,395,020
    Fuller Smith & Turner P.L.C., Class A................    43,221     555,520
*   Future P.L.C.........................................    24,077     157,713
    G4S P.L.C............................................ 5,148,857  18,635,651
    Galliford Try P.L.C..................................   548,743   6,701,727
*   GAME Digital P.L.C...................................    47,529      17,366
    Games Workshop Group P.L.C...........................    89,423   3,514,240
*   Gem Diamonds, Ltd....................................   384,095     592,415

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- ------------
UNITED KINGDOM -- (Continued)
    Genus P.L.C..........................................    152,544 $  5,745,064
*   Georgia Capital P.L.C................................    120,349    1,561,316
#   GlaxoSmithKline P.L.C., Sponsored ADR................    637,756   26,524,272
    GlaxoSmithKline P.L.C................................    104,177    2,163,782
    Glencore P.L.C....................................... 14,811,918   64,956,673
    Go-Ahead Group P.L.C. (The)..........................    354,780    7,180,452
    Gocompare.Com Group P.L.C............................  1,069,998    1,705,248
    Goodwin P.L.C........................................        690       22,568
    Grafton Group P.L.C..................................    497,546    4,992,332
    Grainger P.L.C.......................................  1,697,742    6,819,103
#   Greencore Group P.L.C................................  2,226,412    5,184,514
#   Greene King P.L.C....................................  1,453,552    9,813,122
    Greggs P.L.C.........................................    754,802   10,440,099
*   Gulf Keystone Petroleum, Ltd.........................    506,676    1,707,476
*   Gulf Marine Services P.L.C...........................      3,636        1,916
    GVC CVR..............................................  3,826,563      543,943
    GVC Holdings P.L.C...................................  1,264,750   19,431,382
    Gym Group P.L.C. (The)...............................     36,401      139,921
    Halfords Group P.L.C.................................  1,138,902    4,880,587
    Halma P.L.C..........................................  1,396,475   25,761,107
    Hargreaves Lansdown P.L.C............................    305,977    8,335,297
    Harvey Nash Group P.L.C..............................     28,747       42,725
    Hastings Group Holdings P.L.C........................    467,623    1,528,400
    Hays P.L.C...........................................  9,402,198   24,500,735
    Headlam Group P.L.C..................................    163,332      982,011
    Helical P.L.C........................................    493,410    2,067,397
    Henry Boot P.L.C.....................................     61,773      212,484
    Hikma Pharmaceuticals P.L.C..........................    322,689    6,943,900
    Hill & Smith Holdings P.L.C..........................    445,445    8,788,409
    Hilton Food Group P.L.C..............................     11,432      143,448
    Hiscox, Ltd..........................................  1,156,987   24,275,575
    Hochschild Mining P.L.C..............................  1,756,075    4,016,348
    HomeServe P.L.C......................................  1,144,919   15,193,619
    Howden Joinery Group P.L.C...........................  2,425,234   15,182,997
    HSBC Holdings P.L.C..................................    972,806    9,315,877
#   HSBC Holdings P.L.C., Sponsored ADR..................  3,622,347  175,394,042
*   Hunting P.L.C........................................    778,107    7,972,596
    Huntsworth P.L.C.....................................    320,870      489,521
    Ibstock P.L.C........................................  1,163,482    3,748,584
    IG Group Holdings P.L.C..............................  2,183,362   26,356,047
    IMI P.L.C............................................  1,433,633   23,323,514
#   Imperial Brands P.L.C., Sponsored ADR................     25,186      964,876
    Imperial Brands P.L.C................................    378,719   14,504,066
    Inchcape P.L.C.......................................  2,739,685   25,345,635
*   Indivior P.L.C.......................................  2,266,309    9,090,381
#   Informa P.L.C........................................  1,456,097   15,082,902
    Inmarsat P.L.C.......................................  2,003,626   14,970,803
    InterContinental Hotels Group P.L.C..................    113,282    6,991,872
#   InterContinental Hotels Group P.L.C., ADR............     81,958    5,097,788
    Intermediate Capital Group P.L.C.....................    666,994    9,281,380
    International Consolidated Airlines Group SA.........  1,443,614   13,435,306
    International Personal Finance P.L.C.................    112,599      354,329
#*  Interserve P.L.C.....................................    652,195      598,558
    Intertek Group P.L.C.................................    327,922   25,296,668
    Investec P.L.C.......................................  2,048,218   14,826,968
#*  IP Group P.L.C.......................................    566,136      921,366
    ITE Group P.L.C......................................  2,851,148    3,101,768
    ITV P.L.C............................................  5,308,949   11,474,123
    IWG P.L.C............................................  4,264,564   16,982,175

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
UNITED KINGDOM -- (Continued)
    J D Wetherspoon P.L.C................................    667,694 $10,679,917
    J Sainsbury P.L.C....................................  5,283,819  22,658,429
    James Fisher & Sons P.L.C............................    178,043   4,209,599
    Jardine Lloyd Thompson Group P.L.C...................    387,995   7,175,210
    JD Sports Fashion P.L.C..............................  1,615,242   9,912,556
    John Laing Group P.L.C...............................    223,338     853,934
#   John Menzies P.L.C...................................    569,195   4,839,661
    John Wood Group P.L.C................................  2,113,958  18,035,787
    Johnson Matthey P.L.C................................    561,180  27,648,152
*   JPJ Group P.L.C......................................    165,873   2,167,571
    Jupiter Fund Management P.L.C........................  3,051,695  17,534,357
*   Just Eat P.L.C.......................................    395,360   4,109,659
    Just Group P.L.C.....................................  1,430,174   2,033,517
    Kainos Group P.L.C...................................     12,078      58,846
*   KAZ Minerals P.L.C...................................  1,516,312  16,793,382
    KCOM Group P.L.C.....................................  2,282,502   2,801,535
    Keller Group P.L.C...................................    322,297   4,553,085
#   Kier Group P.L.C.....................................    271,721   3,445,492
    Kingfisher P.L.C.....................................  4,614,742  17,941,191
*   Lamprell P.L.C.......................................    722,265     860,936
    Lancashire Holdings, Ltd.............................    927,852   6,971,466
    Legal & General Group P.L.C.......................... 11,174,706  38,455,840
*   Liberty Global P.L.C., Class A.......................    115,018   3,246,958
*   Liberty Global P.L.C.................................    281,606   7,642,787
    Lloyds Banking Group P.L.C........................... 73,603,870  60,331,473
#   Lloyds Banking Group P.L.C., ADR.....................  1,209,083   4,014,156
    London Stock Exchange Group P.L.C....................    342,457  19,736,880
#*  Lonmin P.L.C.........................................    629,053     345,701
    Lookers P.L.C........................................  1,252,686   1,732,183
    Low & Bonar P.L.C....................................    160,439     102,814
    LSL Property Services P.L.C..........................     36,872     126,313
    Man Group P.L.C......................................  7,419,838  16,885,791
*   Management Consulting Group P.L.C....................    785,216      14,207
    Marks & Spencer Group P.L.C..........................  7,922,225  32,018,859
    Marshalls P.L.C......................................  1,215,678   6,905,966
    Marston's P.L.C......................................  4,071,992   5,048,045
    McBride P.L.C........................................    869,869   1,612,800
    McCarthy & Stone P.L.C...............................    330,737     470,013
    McColl's Retail Group P.L.C..........................     28,533      56,113
    Mears Group P.L.C....................................    621,761   2,654,177
#   Mediclinic International P.L.C.......................    449,294   3,015,936
    Meggitt P.L.C........................................  3,071,014  22,964,459
    Melrose Industries P.L.C............................. 13,598,147  38,478,006
    Merlin Entertainments P.L.C..........................  1,855,787   9,593,379
    Micro Focus International P.L.C......................    576,528   9,407,458
    Millennium & Copthorne Hotels P.L.C..................    460,706   3,138,204
    Mitchells & Butlers P.L.C............................  1,030,066   3,412,392
#   Mitie Group P.L.C....................................  1,861,879   3,756,583
    MJ Gleeson P.L.C.....................................     21,907     218,462
    Mondi P.L.C..........................................    690,162  18,976,338
    Moneysupermarket.com Group P.L.C.....................  2,109,315   8,693,683
    Morgan Advanced Materials P.L.C......................  1,272,524   5,951,277
    Morgan Sindall Group P.L.C...........................    117,768   2,177,338
#*  Mothercare P.L.C.....................................    852,346     236,278
    Motorpoint group P.L.C...............................     38,221     120,028
    N Brown Group P.L.C..................................    586,343   1,118,737
    National Express Group P.L.C.........................  1,909,160  10,111,434
    National Grid P.L.C..................................     13,254     141,593
#   National Grid P.L.C., Sponsored ADR..................    191,848  10,375,151

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
    NCC Group P.L.C......................................   129,231 $   373,397
*   New World Resources P.L.C., Class A..................    46,188          28
    NEX Group P.L.C...................................... 1,144,099  15,158,603
    Next P.L.C...........................................   166,914  12,994,968
    NMC Health P.L.C.....................................    46,948   2,335,202
    Norcros P.L.C........................................     9,631      27,192
    Northgate P.L.C......................................   766,097   4,390,813
*   Nostrum Oil & Gas P.L.C..............................    26,519      69,427
*   Ocado Group P.L.C.................................... 1,739,945  25,209,932
#   On the Beach Group P.L.C.............................   376,470   2,189,065
    OneSavings Bank P.L.C................................   725,915   4,143,740
*   Ophir Energy P.L.C................................... 3,324,958   1,891,803
    Oxford Instruments P.L.C.............................   193,233   2,412,528
    Pagegroup P.L.C...................................... 1,751,898  13,758,193
    Paragon Banking Group P.L.C..........................   957,568   6,251,052
    PayPoint P.L.C.......................................   158,892   1,945,060
#   Pearson P.L.C........................................ 1,249,912  15,139,037
#   Pearson P.L.C., Sponsored ADR........................   614,932   7,422,229
    Pendragon P.L.C...................................... 2,754,803     845,475
    Pennon Group P.L.C................................... 1,300,999  12,838,041
    Persimmon P.L.C......................................   858,661  27,927,583
#*  Petra Diamonds, Ltd.................................. 4,193,176   2,535,507
    Petrofac, Ltd........................................ 1,412,764  11,360,060
*   Petropavlovsk P.L.C.................................. 7,875,306     706,795
    Pets at Home Group P.L.C.............................   829,408   1,264,714
    Phoenix Group Holdings............................... 1,966,686  17,759,956
    Photo-Me International P.L.C......................... 1,374,741   2,008,412
    Playtech P.L.C....................................... 1,530,061  10,791,375
    Polypipe Group P.L.C................................. 1,047,010   5,162,105
*   Premier Foods P.L.C.................................. 3,810,309   2,060,438
*   Premier Oil P.L.C.................................... 6,336,769  10,659,814
*   Provident Financial P.L.C............................   619,972   5,447,384
#   Prudential P.L.C., ADR...............................   528,759  25,020,876
#   PZ Cussons P.L.C.....................................   874,972   2,670,410
    QinetiQ Group P.L.C.................................. 3,766,646  13,387,850
*   Quilter P.L.C........................................ 3,748,518   7,611,419
    Randgold Resources, Ltd..............................    42,799   3,168,902
    Rank Group P.L.C.....................................   490,580   1,167,962
    Rathbone Brothers P.L.C..............................    72,797   2,346,061
*   Raven Property Group, Ltd............................   295,325     171,404
*   REA Holdings P.L.C...................................    11,911      50,604
    Reach P.L.C.......................................... 1,393,430   1,301,516
    Reckitt Benckiser Group P.L.C........................   231,357  20,625,606
    Redrow P.L.C......................................... 1,720,910  12,132,145
#   RELX P.L.C., Sponsored ADR...........................   184,656   4,053,198
    RELX P.L.C...........................................   366,955   7,994,979
    Renewi P.L.C......................................... 2,241,622   2,059,930
    Renishaw P.L.C.......................................   139,620  10,026,136
    Rentokil Initial P.L.C............................... 4,236,301  18,834,435
#   Restaurant Group P.L.C. (The)........................   818,626   2,843,039
    Rhi Magnesita NV.....................................    59,806   3,787,399
    Ricardo P.L.C........................................    95,675   1,014,150
    Rightmove P.L.C......................................   279,964  17,885,892
    Rio Tinto P.L.C......................................   109,785   6,027,291
#   Rio Tinto P.L.C., Sponsored ADR...................... 1,670,448  92,709,864
    RM P.L.C.............................................    36,105     108,638
    Robert Walters P.L.C.................................   121,082   1,186,855
    Rolls-Royce Holdings P.L.C........................... 3,297,979  42,878,757
    Rotork P.L.C......................................... 4,592,209  21,662,673

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- ------------
UNITED KINGDOM -- (Continued)
*   Royal Bank of Scotland Group P.L.C...................    674,985 $  2,257,259
#*  Royal Bank of Scotland Group P.L.C., Sponsored ADR...  1,345,091    9,119,717
    Royal Dutch Shell P.L.C., Class A....................  1,370,292   46,955,632
    Royal Dutch Shell P.L.C., Sponsored ADR..............  1,546,368  105,725,180
#   Royal Dutch Shell P.L.C., Sponsored ADR..............  1,716,768  121,959,199
    Royal Mail P.L.C.....................................  2,730,532   16,799,734
    RPC Group P.L.C......................................  2,260,114   24,161,687
    RPS Group P.L.C......................................    608,117    1,960,756
    RSA Insurance Group P.L.C............................  2,554,941   21,608,429
    S&U P.L.C............................................      2,784       91,125
    Saga P.L.C...........................................  1,025,397    1,672,080
    Sage Group P.L.C. (The)..............................  1,633,182   13,318,512
    Savills P.L.C........................................    965,060   11,216,681
    Schroders P.L.C......................................    140,497    5,736,642
    Schroders P.L.C......................................     57,030    1,777,452
    SDL P.L.C............................................    155,762    1,040,456
    Senior P.L.C.........................................  2,145,984    8,930,772
*   Serco Group P.L.C....................................  1,202,238    1,595,844
    Severfield P.L.C.....................................    419,355      455,191
    Severn Trent P.L.C...................................    411,155   10,435,206
    Shire P.L.C., ADR....................................     27,906    4,761,043
    Shire P.L.C..........................................    386,654   22,021,528
    SIG P.L.C............................................  2,774,844    4,420,398
    Sky P.L.C., Sponsored ADR............................      3,066      246,890
    Sky P.L.C............................................    692,472   13,835,157
#   Smith & Nephew P.L.C., Sponsored ADR.................    114,227    4,010,528
    Smith & Nephew P.L.C.................................    726,460   12,577,967
    Smiths Group P.L.C...................................  1,264,707   26,727,598
    Soco International P.L.C.............................    940,029    1,181,277
    Softcat P.L.C........................................    257,007    2,729,775
    Spectris P.L.C.......................................    526,898   16,004,051
    Speedy Hire P.L.C....................................  1,082,917      853,779
    Spirax-Sarco Engineering P.L.C.......................    210,354   19,162,437
    Spire Healthcare Group P.L.C.........................    301,984      982,366
    Spirent Communications P.L.C.........................  1,895,400    2,815,353
    Sportech P.L.C.......................................    115,867      111,767
*   Sports Direct International P.L.C....................  1,120,674    6,078,036
    SSE P.L.C............................................  2,169,737   35,554,199
    SSP Group P.L.C......................................  1,630,818   14,593,102
    St James's Place P.L.C...............................  1,305,077   20,649,353
    St. Ives P.L.C.......................................    186,936      250,166
    St. Modwen Properties P.L.C..........................    912,999    4,850,785
    Stagecoach Group P.L.C...............................  2,705,260    5,661,909
    Standard Chartered P.L.C.............................  3,118,476   28,120,346
    Standard Life Aberdeen P.L.C.........................  4,483,648   18,365,653
    SThree P.L.C.........................................    257,030    1,135,296
    Stobart Group, Ltd...................................    432,880    1,335,174
    Stock Spirits Group P.L.C............................    144,777      410,204
    STV Group P.L.C......................................     60,106      339,478
    Superdry P.L.C.......................................    393,712    6,427,572
    Synthomer P.L.C......................................  1,648,682   11,442,664
    T Clarke P.L.C.......................................     26,802       28,658
#   TalkTalk Telecom Group P.L.C.........................  2,367,039    3,563,589
    Tarsus Group P.L.C...................................      7,568       30,629
    Tate & Lyle P.L.C....................................  2,725,196   22,289,372
    Taylor Wimpey P.L.C.................................. 13,220,764   30,339,841
    Ted Baker P.L.C......................................    126,947    3,674,532
    Telecom Plus P.L.C...................................    315,959    4,279,762
    Tesco P.L.C.......................................... 23,595,438   80,578,527

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES       VALUE>>
                                                          ---------- ---------------
UNITED KINGDOM -- (Continued)
    Thomas Cook Group P.L.C..............................  8,930,241 $    11,219,591
    Topps Tiles P.L.C....................................    593,533         469,662
    TP ICAP P.L.C........................................  1,785,996       6,557,376
    Travis Perkins P.L.C.................................  1,136,155      17,829,508
    Trifast P.L.C........................................     95,821         290,106
    TT Electronics P.L.C.................................    401,621       1,217,232
    TUI AG...............................................    561,525      12,014,734
    TUI AG...............................................    340,866       7,292,039
*   Tullow Oil P.L.C.....................................  7,019,944      20,868,549
    Tyman P.L.C..........................................      7,567          33,441
    U & I Group P.L.C....................................    545,187       1,586,032
    UDG Healthcare P.L.C.................................    465,024       5,119,715
#   Ultra Electronics Holdings P.L.C.....................    502,129      10,880,372
#   Unilever P.L.C., Sponsored ADR.......................    301,419      17,183,897
    Unilever P.L.C.......................................     63,007       3,599,272
    United Utilities Group P.L.C.........................    918,799       8,670,641
    Urban & Civic P.L.C..................................      3,090          12,293
*   Vectura Group P.L.C..................................  2,852,810       2,993,871
    Vedanta Resources P.L.C..............................    290,790       3,122,334
    Vesuvius P.L.C.......................................    841,843       6,996,988
    Victrex P.L.C........................................    487,526      20,199,846
    Virgin Money Holdings UK P.L.C.......................  1,315,062       6,840,240
    Vitec Group P.L.C. (The).............................     48,989         780,360
    Vodafone Group P.L.C................................. 31,621,343      77,249,692
    Vodafone Group P.L.C., Sponsored ADR.................  1,906,729      46,810,190
*   Volex P.L.C..........................................     34,880          36,166
    Volution Group P.L.C.................................      9,037          24,137
    Vp P.L.C.............................................     14,909         220,194
    Weir Group P.L.C. (The)..............................    186,619       4,782,184
    WH Smith P.L.C.......................................    429,747      10,850,364
    Whitbread P.L.C......................................    207,751      10,672,195
    William Hill P.L.C...................................  4,873,703      19,023,355
    Wilmington P.L.C.....................................    150,471         365,614
    Wincanton P.L.C......................................    265,821         940,137
*   Wizz Air Holdings P.L.C..............................      2,007          91,302
    Wm Morrison Supermarkets P.L.C.......................  9,156,680      31,397,116
#   WPP P.L.C., Sponsored ADR............................    130,599      10,231,126
    WPP P.L.C............................................  1,993,040      31,175,084
    Xaar P.L.C...........................................    123,020         409,091
    XP Power, Ltd........................................     10,118         476,318
                                                                     ---------------
TOTAL UNITED KINGDOM.....................................              4,660,358,705
                                                                     ---------------
UNITED STATES -- (0.0%)
    Hecla Mining Co......................................    264,109         845,148
                                                                     ---------------
TOTAL COMMON STOCKS......................................             29,001,365,272
                                                                     ---------------
PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
    Bayerische Motoren Werke AG..........................    114,154       9,452,933
    Biotest AG...........................................     46,560       1,341,652
    Draegerwerk AG & Co. KGaA............................     36,233       2,782,594
    Fuchs Petrolub SE....................................    169,792       9,586,264
    Henkel AG & Co. KGaA.................................     36,102       4,530,373
    Jungheinrich AG......................................    320,426      11,793,122
    Porsche Automobil Holding SE.........................    295,931      20,016,841
    Sartorius AG.........................................     65,389      10,630,696
    Schaeffler AG........................................    364,270       4,993,813
    Sixt SE..............................................     77,902       6,493,350

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES        VALUE>>
                                                            ----------- ---------------
GERMANY -- (Continued)
      STO SE & Co. KGaA....................................       4,628 $       595,006
      Villeroy & Boch AG...................................      61,622       1,200,358
      Volkswagen AG........................................     399,360      71,150,858
                                                                        ---------------
TOTAL GERMANY..............................................                 154,567,860
                                                                        ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*     Fleetwood Corp., Ltd. Rights 08/13/18................      72,005               0
                                                                        ---------------
AUSTRIA -- (0.0%)
*     Intercell AG Rights 05/16/13.........................      29,444               0
                                                                        ---------------
CANADA -- (0.0%)
#*    Tervita Corp. Warrants 07/19/20......................      14,620           5,058
                                                                        ---------------
JAPAN -- (0.0%)
*     Akatsuki Corp. Rights 12/25/18.......................      77,900          77,332
                                                                        ---------------
SINGAPORE -- (0.0%)
#*    Ezion Holdings, Ltd. Warrants 04/16/23...............   4,778,909               0
*     Thomson Medical Group, Ltd. Warrants 04/24/19........   3,423,800          10,060
                                                                        ---------------
TOTAL SINGAPORE............................................                      10,060
                                                                        ---------------
TOTAL RIGHTS/WARRANTS......................................                      92,450
                                                                        ---------------
TOTAL INVESTMENT SECURITIES................................              29,156,025,582
                                                                        ---------------

                                                                            VALUE+
                                                                        ---------------
SECURITIES LENDING COLLATERAL -- (6.7%)
@(S)  DFA Short Term Investment Fund....................... 182,094,483   2,107,015,263
                                                                        ---------------
TOTAL INVESTMENTS -- (100.0%)
      (Cost $26,618,861,838)^^.............................             $31,263,040,845
                                                                        ===============

At July 31, 2018, International Core Equity Portfolio had entered into the following outstanding futures contracts:


                                                         NUMBER OF                        EXPIRATION   NOTIONAL
DESCRIPTION                                              CONTRACTS                           DATE       VALUE
-----------                         ----------------------------------------------------  ---------- ------------
Long Position Contracts:
S&P 500(R)/ /Emini Index...........                        1,745                           09/21/18  $241,954,532
                                                                                                     ------------
TOTAL FUTURES CONTRACTS............                                                                  $241,954,532
                                                                                                     ============

                                                                                                         UNREALIZED
                                                         NUMBER OF                           MARKET     APPRECIATION
DESCRIPTION                                              CONTRACTS                           VALUE     (DEPRECIATION)
-----------                         ----------------------------------------------------  ------------ --------------
Long Position Contracts:
S&P 500(R)/ /Emini Index...........                        1,745                          $245,791,975   $3,837,443
                                                                                          ------------   ----------
TOTAL FUTURES CONTRACTS............                                                       $245,791,975   $3,837,443
                                                                                          ============   ==========

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                     ----------------------------------------------------
                        LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                     -------------- -------------- ------- --------------
      Common Stocks
         Australia.. $   47,147,006 $1,787,684,930   --    $1,834,831,936
         Austria....         74,592    189,980,619   --       190,055,211
         Belgium....     13,594,612    365,803,954   --       379,398,566
         Canada.....  2,611,925,124          1,812   --     2,611,926,936
         China......             --      1,503,998   --         1,503,998

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1           LEVEL 2     LEVEL 3      TOTAL
                               --------------   --------------- ------- ---------------
   Denmark.................... $   29,627,235   $   496,299,753   --    $   525,926,988
   Finland....................      4,805,013       561,938,243   --        566,743,256
   France.....................     78,986,070     2,130,530,074   --      2,209,516,144
   Germany....................     82,960,608     2,021,878,168   --      2,104,838,776
   Hong Kong..................      1,561,566       779,861,948   --        781,423,514
   Ireland....................     21,608,564       139,658,742   --        161,267,306
   Israel.....................     27,177,420       168,284,989   --        195,462,409
   Italy......................     18,592,284       896,288,761   --        914,881,045
   Japan......................    124,685,070     6,959,168,556   --      7,083,853,626
   Netherlands................    123,275,946       701,953,941   --        825,229,887
   New Zealand................        148,601       124,753,022   --        124,901,623
   Norway.....................     17,981,218       274,335,500   --        292,316,718
   Portugal...................        295,498        74,742,834   --         75,038,332
   Singapore..................      5,952,726       293,957,198   --        299,909,924
   South Africa...............             --        23,841,372   --         23,841,372
   Spain......................     25,588,271       673,180,793   --        698,769,064
   Sweden.....................      8,238,257       791,480,362   --        799,718,619
   Switzerland................    118,115,668     1,520,690,501   --      1,638,806,169
   United Kingdom.............  1,076,543,316     3,583,815,389   --      4,660,358,705
   United States..............        845,148                --   --            845,148
Preferred Stocks..............
   Germany....................             --       154,567,860   --        154,567,860
Rights/Warrants...............
   Canada.....................             --             5,058   --              5,058
   Japan......................             --            77,332   --             77,332
   Singapore..................             --            10,060   --             10,060
Securities Lending Collateral.             --     2,107,015,263   --      2,107,015,263
Futures Contracts**...........      3,837,443                --   --          3,837,443
                               --------------   ---------------   --    ---------------
TOTAL......................... $4,443,567,256   $26,823,311,032   --    $31,266,878,288
                               ==============   ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                                                                  VALUE+
                                                                                             -----------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company......  $  5,334,379,945
Investment in The Japanese Small Company Series of The DFA Investment Trust Company.........     3,545,441,521
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company...     2,322,555,322
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company.....     1,561,982,345
Investment in The Canadian Small Company Series of The DFA Investment Trust Company.........     1,220,800,016
                                                                                             -----------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^...................................... $  13,985,159,149
                                                                                             -----------------

+.....See Security Valuation Note within the Notes to Schedules of Investments.
^^.. . . See Federal Tax Cost Note within the Notes to Schedules of Investments.

At July 31, 2018, International Small Company Portfolio had entered into the following outstanding futures contracts:


                                                NUMBER OF                        EXPIRATION   NOTIONAL      MARKET
DESCRIPTION                                     CONTRACTS                           DATE       VALUE        VALUE
-----------                ----------------------------------------------------  ---------- ------------ ------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index..                         840                            09/21/18  $116,520,174 $118,318,200
                                                                                            ------------ ------------
TOTAL FUTURES CONTRACTS...                                                                  $116,520,174 $118,318,200
                                                                                            ============ ============

                                                                                   UNREALIZED
                                                NUMBER OF                         APPRECIATION
DESCRIPTION                                     CONTRACTS                        (DEPRECIATION)
-----------                ----------------------------------------------------  --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index..                         840                             $1,798,026
                                                                                   ----------
TOTAL FUTURES CONTRACTS...                                                         $1,798,026
                                                                                   ==========

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -----------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3      TOTAL
                                 --------------- ------- ------- ---------------
Affiliated Investment Companies  $13,985,159,149   --      --    $13,985,159,149
Futures Contracts**............. 1,798,026......   --      --          1,798,026
                                 ---------------   --      --    ---------------
TOTAL........................... $13,986,957,175   --      --    $13,986,957,175
                                 ===============   ==      ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                        GLOBAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                          SHARES    VALUE+
                                                          ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Small Cap Portfolio of
   DFA Investment Dimensions Group Inc................... 428,032 $16,487,783
Investment in The Continental Small Company Series of
   The DFA Investment Trust Company......................           4,292,885
Investment in The Emerging Markets Small Cap Series of
   The DFA Investment Trust Company......................           3,660,366
Investment in The Japanese Small Company Series of
   The DFA Investment Trust Company......................           2,631,404
Investment in The United Kingdom Small Company Series of
   The DFA Investment Trust Company......................           1,902,639
Investment in The Asia Pacific Small Company Series of
   The DFA Investment Trust Company......................           1,201,701
Investment in The Canadian Small Company Series of
   The DFA Investment Trust Company......................           1,068,773
                                                                  -----------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $29,731,760)^^...................................         $31,245,551
                                                                  ===========

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------
                                    LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                  -----------  ------- ------- -----------
Affiliated Investment Companies.. $31,245,551    --      --    $31,245,551
                                  -----------    --      --    -----------
TOTAL............................ $31,245,551    --      --    $31,245,551
                                  ===========    ==      ==    ===========

                       JAPANESE SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                           VALUE+
                                                        ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Japanese Small Company Series of
  The DFA Investment Trust Company..................... $681,641,236
                                                        ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^. $681,641,236
                                                        ============

Summary of the Portfolio's Master Fund's investments as of July 31, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                                          VALUE+
                                                                       -------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA
  Investment Trust Company............................................ $ 368,272,548
                                                                       -------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^................ $ 368,272,548
                                                                       =============

Summary of the Portfolio's Master Fund's investments as of July 31, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                                         VALUE+
                                                                       -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The United Kingdom Small Company Series of The DFA
  Investment Trust Company............................................ $41,762,717
                                                                       -----------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^................ $41,762,717
                                                                       ===========

Summary of the Portfolio's Master Fund's investments as of July 31, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                                          VALUE+
                                                                       ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Continental Small Company Series of The DFA
  Investment Trust Company............................................ $758,056,817
                                                                       ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^................ $758,056,817
                                                                       ============

Summary of the Portfolio's Master Fund's investments as of July 31, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                            SHARES      VALUE>>
                                                          ---------- --------------
COMMON STOCKS -- (95.6%)
AUSTRALIA -- (16.6%)
    Abacus Property Group................................  4,529,153 $   12,613,277
#   ALE Property Group...................................  1,246,725      5,018,766
    Arena REIT...........................................    847,757      1,450,133
    Aspen Group..........................................    962,671        686,898
*   Astro Japan Property Group REIT......................    462,047         17,164
    Australian Unity Office Fund.........................     61,655        115,891
    BWP Trust............................................  7,132,095     17,555,596
#   Carindale Property Trust.............................    136,172        825,092
    Centuria Industrial REIT.............................  1,419,549      2,786,257
    Centuria Metropolitan REIT...........................    389,280        718,037
    Charter Hall Group...................................  6,519,414     32,449,514
    Charter Hall Long Wale REIT..........................    803,791      2,547,299
    Charter Hall Retail REIT.............................  5,101,884     15,676,414
#   Cromwell Property Group.............................. 18,547,954     15,293,319
    Dexus................................................ 13,341,553    100,092,850
    Folkestone Education Trust...........................  2,687,309      5,430,136
    Garda Diversified Property Fund......................     40,766         38,462
    GDI Property Group...................................  2,387,861      2,252,741
    Goodman Group........................................ 23,286,809    166,941,653
    GPT Group (The)...................................... 24,289,976     93,287,742
#   Growthpoint Properties Australia, Ltd................  2,368,318      6,567,222
    Hotel Property Investments...........................    671,418      1,594,940
    Industria REIT.......................................    226,782        439,790
    Ingenia Communities Group............................  2,375,443      5,557,834
    Investa Office Fund..................................  7,738,319     29,673,164
    Mirvac Group......................................... 34,337,297     58,282,938
#*  New South Resources, Ltd.............................  7,787,025      9,898,922
*   OneMarket, Ltd.......................................    192,596        126,634
    Scentre Group........................................ 69,185,366    219,212,461
    Shopping Centres Australasia Property Group.......... 10,683,154     19,104,726
    Stockland............................................ 31,951,692     98,730,426
    Vicinity Centres..................................... 43,281,448     85,746,071
                                                                     --------------
TOTAL AUSTRALIA                                                       1,010,732,369
                                                                     --------------
BELGIUM -- (2.2%)
    Aedifica SA..........................................    219,463     20,930,538
    Ascencio.............................................      4,384        272,652
    Befimmo SA...........................................    327,763     19,693,224
    Care Property Invest.................................     28,671        629,583
    Cofinimmo SA.........................................    315,145     41,270,636
    Intervest Offices & Warehouses NV....................    159,709      4,187,289
    Leasinvest Real Estate SCA...........................     20,425      2,322,613
#   Montea SCA...........................................     21,720      1,209,045
    Retail Estates NV....................................     85,782      7,755,359
    Warehouses De Pauw CVA...............................    241,192     32,382,574
    Wereldhave Belgium NV................................     24,892      2,780,060
                                                                     --------------
TOTAL BELGIUM............................................               133,433,573
                                                                     --------------
CANADA -- (5.2%)
#   Agellan Commercial Real Estate Investment Trust......    196,452      2,082,541
    Allied Properties Real Estate Investment Trust.......    637,398     20,799,896
#   Artis Real Estate Investment Trust...................  1,146,297     11,094,191
#   Boardwalk Real Estate Investment Trust...............    352,877     12,413,154
#   BTB Real Estate Investment Trust.....................    473,455      1,746,999

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- ------------
CANADA -- (Continued)
    Canadian Apartment Properties REIT...................    959,300 $ 31,968,063
    Choice Properties Real Estate Investment Trust.......  1,837,095   17,596,347
#   Cominar Real Estate Investment Trust.................  1,462,405   14,153,576
#   Crombie Real Estate Investment Trust.................    704,222    7,097,168
#   CT Real Estate Investment Trust......................     88,535      919,482
#   Dream Global Real Estate Investment Trust............  1,784,449   19,108,563
    Dream Industrial Real Estate Investment Trust........    629,167    5,020,374
    Dream Office Real Estate Investment Trust............    633,564   11,679,183
    Granite Real Estate Investment Trust.................    339,907   14,099,536
    H&R Real Estate Investment Trust.....................  1,930,617   29,949,537
    Inovalis Real Estate Investment Trust................     56,700      443,715
    InterRent Real Estate Investment Trust...............    708,229    5,890,793
    Killam Apartment Real Estate Investment Trust........    869,963   10,205,355
    Morguard North American Residential Real Estate
      Investment Trust...................................    250,686    2,979,287
    Morguard Real Estate Investment Trust................    409,684    4,135,105
    Northview Apartment Real Estate Investment Trust.....    491,724    9,983,035
    NorthWest Healthcare Properties Real Estate
      Investment Trust...................................    932,152    7,996,938
    Partners Real Estate Investment Trust................    175,751      409,367
#   Plaza Retail REIT....................................    257,236      842,391
#   RioCan Real Estate Investment Trust..................  2,148,377   40,990,673
#   Slate Office REIT....................................    605,400    3,560,218
#*  Slate Retail REIT....................................    197,209    1,937,449
#   SmartCentres Real Estate Investment Trust............    903,525   21,073,105
    Summit Industrial Income REIT........................    486,785    3,259,328
    True North Commercial Real Estate Investment Trust...    288,122    1,437,454
    WPT Industrial Real Estate Investment Trust..........    139,080    1,995,798
                                                                     ------------
TOTAL CANADA.............................................             316,868,621
                                                                     ------------
CHINA -- (0.2%)
    Yuexiu Real Estate Investment Trust.................. 18,462,000   12,547,292
                                                                     ------------
FRANCE -- (5.5%)
    Acanthe Developpement SA.............................    216,361      163,761
    Affine SA............................................     81,246    1,541,837
    Altarea SCA..........................................     18,598    4,083,348
    ARGAN SA.............................................     11,841      619,323
    Carmila SA...........................................     25,954      704,043
    Cegereal SA..........................................     15,742      699,230
    Fonciere Des Regions.................................    489,951   51,029,504
    Gecina SA............................................    617,759  105,231,256
    ICADE................................................    479,454   46,421,361
    Klepierre SA.........................................  2,916,099  109,823,407
    Mercialys SA.........................................    874,554   15,657,354
    Terreis..............................................      1,792       90,090
                                                                     ------------
TOTAL FRANCE.............................................             336,064,514
                                                                     ------------
GERMANY -- (0.8%)
    alstria office REIT-AG...............................  2,190,737   34,014,029
    Hamborner REIT AG....................................  1,348,589   14,380,925
                                                                     ------------
TOTAL GERMANY............................................              48,394,954
                                                                     ------------
GREECE -- (0.0%)
    Grivalia Properties REIC AE..........................     96,660      969,078
                                                                     ------------
HONG KONG -- (5.6%)
    Champion REIT........................................ 28,226,012   19,225,093
    Fortune Real Estate Investment Trust................. 18,302,000   22,861,519
    Link REIT............................................ 27,806,905  275,902,566

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- ------------
HONG KONG -- (Continued)
    Prosperity REIT...................................... 16,803,000 $  6,983,455
    Regal Real Estate Investment Trust...................  9,328,000    2,803,619
    Spring Real Estate Investment Trust..................  5,659,000    2,358,610
    Sunlight Real Estate Investment Trust................ 13,088,000    9,143,033
                                                                     ------------
TOTAL HONG KONG..........................................             339,277,895
                                                                     ------------
IRELAND -- (0.3%)
    Green REIT P.L.C.....................................  4,074,974    7,171,951
    Hibernia REIT P.L.C..................................  3,960,509    6,739,718
    Irish Residential Properties REIT P.L.C..............  2,006,322    3,221,938
                                                                     ------------
TOTAL IRELAND............................................              17,133,607
                                                                     ------------
ITALY -- (0.4%)
#*  Aedes SIIQ SpA.......................................    613,196      225,006
    Beni Stabili SpA SIIQ................................ 15,799,212   13,907,170
    COIMA RES SpA........................................     27,205      253,645
#   Immobiliare Grande Distribuzione SIIQ SpA............    928,557    7,853,950
                                                                     ------------
TOTAL ITALY..............................................              22,239,771
                                                                     ------------
JAPAN -- (21.5%)
    Activia Properties, Inc..............................      7,701   34,381,942
#   Advance Residence Investment Corp....................     17,022   44,325,629
#   AEON REIT Investment Corp............................     17,258   18,464,092
    Comforia Residential REIT, Inc.......................      7,178   16,835,125
    Daiwa House REIT Investment Corp.....................     21,452   53,066,861
    Daiwa Office Investment Corp.........................      4,332   26,382,790
    Frontier Real Estate Investment Corp.................      6,469   26,037,177
    Fukuoka REIT Corp....................................      9,643   15,182,835
    Global One Real Estate Investment Corp...............     13,583   13,824,623
    GLP J-Reit...........................................     36,009   38,488,709
    Hankyu Reit, Inc.....................................      7,997    9,727,011
    Health Care & Medical Investment Corp................        263      262,700
    Heiwa Real Estate REIT, Inc..........................     14,045   13,563,283
    Hoshino Resorts REIT, Inc............................      2,209   11,351,820
    Hulic Reit, Inc......................................      7,729   11,957,074
    Ichigo Office REIT Investment........................     18,982   15,719,565
#   Industrial & Infrastructure Fund Investment Corp.....     20,629   22,265,139
#   Invesco Office J-Reit, Inc...........................    105,082   14,714,392
#   Invincible Investment Corp...........................     61,536   27,168,232
    Japan Excellent, Inc.................................     17,652   22,692,333
    Japan Hotel REIT Investment Corp.....................     53,464   39,204,916
#   Japan Logistics Fund, Inc............................     13,042   25,213,846
    Japan Prime Realty Investment Corp...................     11,009   39,663,688
    Japan Real Estate Investment Corp....................     16,261   85,173,986
#   Japan Rental Housing Investments, Inc................     25,083   20,418,494
    Japan Retail Fund Investment Corp....................     34,668   63,340,804
    Kenedix Office Investment Corp.......................      5,964   36,173,685
#   Kenedix Residential Next Investment Corp.............     11,124   16,528,029
    Kenedix Retail REIT Corp.............................      6,671   14,576,776
    LaSalle Logiport REIT................................      7,285    7,183,599
    Marimo Regional Revitalization REIT, Inc.............        916      943,873
    MCUBS MidCity Investment Corp........................     21,962   16,145,143
#   Mitsui Fudosan Logistics Park, Inc...................        914    2,639,728
#   Mori Hills REIT Investment Corp......................     22,247   27,498,245
    Mori Trust Hotel Reit, Inc...........................        141      194,593
    Mori Trust Sogo Reit, Inc............................     15,084   21,895,157
    Nippon Accommodations Fund, Inc......................      6,440   30,492,871
    Nippon Building Fund, Inc............................     17,697   98,527,151

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                            SHARES      VALUE>>
                                                          ---------- --------------
JAPAN -- (Continued)
#   Nippon Healthcare Investment Corp....................        169 $      256,311
    Nippon Prologis REIT, Inc............................     22,930     46,408,348
#   NIPPON REIT Investment Corp..........................      4,849     15,027,000
    Nomura Real Estate Master Fund, Inc..................     49,929     70,747,184
    One REIT, Inc........................................      2,162      5,016,133
    Ooedo Onsen Reit Investment Corp.....................      1,504      1,157,740
    Orix JREIT, Inc......................................     34,504     53,808,105
    Premier Investment Corp..............................     20,654     20,858,865
    Sekisui House Reit, Inc..............................     46,937     30,350,300
    Star Asia Investment Corp............................      2,792      2,688,727
    Starts Proceed Investment Corp.......................      3,722      5,624,979
#   Tokyu REIT, Inc......................................     13,761     18,797,580
    United Urban Investment Corp.........................     38,808     60,343,196
                                                                     --------------
TOTAL JAPAN..............................................             1,313,310,384
                                                                     --------------
MALAYSIA -- (0.5%)
    AmanahRaya Real Estate Investment Trust..............    294,900         62,030
    AmFIRST Real Estate Investment Trust.................  1,788,940        266,417
    Axis Real Estate Investment Trust....................  6,668,363      2,465,209
    Capitaland Malaysia Mall Trust....................... 12,941,400      3,918,634
    Hektar Real Estate Investment Trust..................    144,626         44,102
    IGB Real Estate Investment Trust..................... 16,456,300      7,086,581
#   KLCCP Stapled Group..................................  3,359,000      6,357,947
    MRCB-QUILL REIT......................................  2,188,800        602,307
    Pavilion Real Estate Investment Trust................  2,666,300      1,076,335
    Sunway Real Estate Investment Trust.................. 17,020,500      7,242,518
    Tower Real Estate Investment Trust...................    434,900        104,907
    YTL Hospitality REIT.................................  5,826,200      1,704,041
                                                                     --------------
TOTAL MALAYSIA...........................................                30,931,028
                                                                     --------------
MEXICO -- (1.7%)
    Asesor de Activos Prisma SAPI de C.V.................  6,224,222      4,067,606
    Concentradora Fibra Danhos S.A. de C.V...............  2,040,035      3,361,429
#   Concentradora Fibra Hotelera Mexicana S.A. de C.V....  3,601,873      2,396,385
    Fibra Shop Portafolios Inmobiliarios SAPI de C.V.....  1,138,987        627,618
#   Fibra Uno Administracion S.A. de C.V................. 40,011,527     57,791,864
#   Macquarie Mexico Real Estate Management S.A. de C.V.. 14,395,480     15,810,679
    PLA Administradora Industrial S de RL de C.V.........  9,672,649     15,102,364
#   Prologis Property Mexico S.A. de C.V.................  2,720,107      5,411,681
                                                                     --------------
TOTAL MEXICO.............................................               104,569,626
                                                                     --------------
NETHERLANDS -- (7.5%)
    Eurocommercial Properties NV.........................    632,858     26,772,968
    NSI NV...............................................    220,905      8,612,991
*   Unibail-Rodamco-Westfield............................  9,245,219    102,138,073
*   Unibail-Rodamco-Westfield............................    293,585     65,176,189
    Unibail-Rodamco-Westfield............................    978,160    217,152,580
#   Vastned Retail NV....................................    285,635     12,969,785
#   Wereldhave NV........................................    670,033     24,873,806
                                                                     --------------
TOTAL NETHERLANDS........................................               457,696,392
                                                                     --------------
NEW ZEALAND -- (0.8%)
    Argosy Property, Ltd.................................  8,966,626      6,605,016
    Goodman Property Trust............................... 11,490,578     11,643,763
    Kiwi Property Group, Ltd............................. 17,110,275     15,826,902
    NPT, Ltd.............................................     45,944         18,508
    Precinct Properties New Zealand, Ltd.................  7,813,070      7,352,424

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- ------------
NEW ZEALAND -- (Continued)
#   Property for Industry, Ltd...........................  1,974,300 $  2,327,531
#   Stride Property Group................................  1,767,051    2,229,076
#   Vital Healthcare Property Trust......................  3,206,187    4,625,699
                                                                     ------------
TOTAL NEW ZEALAND........................................              50,628,919
                                                                     ------------
SINGAPORE -- (8.2%)
#   AIMS AMP Capital Industrial REIT.....................  5,905,391    6,114,837
#   Ascendas Hospitality Trust...........................  5,818,500    3,422,770
    Ascendas Real Estate Investment Trust................ 32,293,100   65,351,001
    Ascott Residence Trust............................... 18,389,859   14,731,002
#   Cache Logistics Trust................................ 16,419,704    9,341,073
    CapitaLand Commercial Trust.......................... 34,851,949   44,893,258
    CapitaLand Mall Trust................................ 33,267,900   52,881,751
    CapitaLand Retail China Trust........................  9,890,780   11,266,400
    CDL Hospitality Trusts............................... 12,781,680   15,232,831
#   ESR-REIT............................................. 18,054,562    6,903,915
    Far East Hospitality Trust...........................  6,964,700    3,533,444
    First Real Estate Investment Trust...................  6,327,226    6,000,884
    Frasers Centrepoint Trust............................  8,787,100   14,661,531
    Frasers Commercial Trust............................. 10,722,373   11,197,116
#   Frasers Hospitality Trust............................  2,522,200    1,316,109
    Frasers Logistics & Industrial Trust.................  5,333,030    4,112,981
    Keppel DC REIT.......................................  9,318,488    9,656,106
    Keppel REIT.......................................... 28,030,826   24,109,331
#   Lippo Malls Indonesia Retail Trust................... 21,398,000    4,953,110
    Manulife US Real Estate Investment Trust.............  1,956,482    1,671,245
    Mapletree Commercial Trust........................... 26,467,237   31,520,791
    Mapletree Greater China Commercial Trust............. 19,024,300   16,096,066
    Mapletree Industrial Trust........................... 20,300,658   29,859,705
    Mapletree Logistics Trust............................ 29,750,070   27,552,125
#   OUE Commercial Real Estate Investment Trust..........     75,300       38,423
#   OUE Hospitality Trust................................  6,829,632    4,094,443
#   Parkway Life Real Estate Investment Trust............  5,993,900   12,154,943
    Sabana Shari'ah Compliant Industrial Real Estate
      Investment Trust...................................  9,967,484    3,266,876
    Soilbuild Business Space REIT........................  3,869,100    1,848,031
    SPH REIT.............................................  3,918,000    2,878,195
    Starhill Global REIT................................. 22,206,300   11,425,589
    Suntec Real Estate Investment Trust.................. 33,882,500   45,902,817
    Viva Industrial Trust................................  1,411,600      934,033
                                                                     ------------
TOTAL SINGAPORE..........................................             498,922,732
                                                                     ------------
SOUTH AFRICA -- (3.6%)
    Arrowhead Properties, Ltd............................  5,212,605    2,364,323
*   Attacq, Ltd..........................................    105,261      133,957
    Delta Property Fund, Ltd.............................  1,299,628      591,911
    Emira Property Fund, Ltd.............................  8,756,768   10,387,104
#   Fortress REIT, Ltd...................................  1,470,049    1,632,255
    Growthpoint Properties, Ltd.......................... 36,720,981   72,913,936
#   Hyprop Investments, Ltd..............................  3,534,120   27,565,731
    Investec Property Fund, Ltd..........................  1,640,090    1,835,788
    Octodec Investments, Ltd.............................    330,001      504,235
#   Rebosis Property Fund, Ltd...........................  4,152,008    2,443,991
#   Redefine Properties, Ltd............................. 75,069,281   60,585,394
#   Resilient REIT, Ltd..................................  3,972,994   15,570,473
    SA Corporate Real Estate, Ltd........................ 28,513,321    9,654,276
    Texton Property Fund, Ltd............................    113,923       51,080
    Tower Property Fund, Ltd.............................     53,426       27,202

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- ------------
SOUTH AFRICA -- (Continued)
    Vukile Property Fund, Ltd............................  7,714,574 $ 11,443,789
                                                                     ------------
TOTAL SOUTH AFRICA.......................................             217,705,445
                                                                     ------------
SPAIN -- (1.5%)
    Inmobiliaria Colonial Socimi SA......................  1,166,362   12,553,787
    Lar Espana Real Estate Socimi SA.....................    444,573    4,727,938
    Merlin Properties Socimi SA..........................  5,201,113   76,828,591
                                                                     ------------
TOTAL SPAIN..............................................              94,110,316
                                                                     ------------
TAIWAN -- (0.2%)
    Cathay No 1 REIT..................................... 10,768,000    4,978,195
    Cathay No 2 REIT.....................................  4,074,000    1,940,637
    Fubon No 1 REIT......................................  1,279,000      586,227
    Fubon No 2 REIT......................................  3,872,000    1,619,399
    Shin Kong No.1 REIT..................................  4,804,000    2,322,441
                                                                     ------------
TOTAL TAIWAN.............................................              11,446,899
                                                                     ------------
TURKEY -- (0.3%)
    AKIS Gayrimenkul Yatirimi A.S........................  1,559,695      698,305
#   Alarko Gayrimenkul Yatirim Ortakligi A.S.............    107,828      962,679
#   Emlak Konut Gayrimenkul Yatirim Ortakligi A.S........ 27,534,912    9,868,511
#   Halk Gayrimenkul Yatirim Ortakligi A.S...............  2,673,228      380,151
#   Is Gayrimenkul Yatirim Ortakligi A.S.................  6,920,215    1,407,560
*   Nurol Gayrimenkul Yatirim Ortakligi A.S..............    964,276      684,419
    Panora Gayrimenkul Yatirim Ortakligi.................     21,816       19,963
#*  Sinpas Gayrimenkul Yatirim Ortakligi A.S.............  4,121,653      478,157
#   Torunlar Gayrimenkul Yatirim Ortakligi A.S...........  2,917,952    1,380,572
#*  Vakif Gayrimenkul Yatirim Ortakligi A.S..............  1,135,361      440,930
    Yeni Gimat Gayrimenkul Ortakligi A.S.................      8,820       14,279
                                                                     ------------
TOTAL TURKEY.............................................              16,335,526
                                                                     ------------
UNITED KINGDOM -- (13.0%)
    Assura P.L.C.........................................  9,311,897    6,909,708
    Big Yellow Group P.L.C...............................  2,029,080   25,314,437
    British Land Co. P.L.C. (The)........................ 13,410,094  116,142,923
    Capital & Regional P.L.C.............................  2,235,234    1,391,243
    Custodian Reit P.L.C.................................    240,681      378,486
    Derwent London P.L.C.................................  1,533,896   62,784,200
    Empiric Student Property P.L.C.......................    678,686      845,991
    Great Portland Estates P.L.C.........................  4,510,605   42,303,429
    Hammerson P.L.C...................................... 11,441,882   78,251,888
    Hansteen Holdings P.L.C..............................  5,363,928    7,732,248
#   Intu Properties P.L.C................................ 13,255,669   30,382,902
    Land Securities Group P.L.C.......................... 10,076,760  124,593,544
    LondonMetric Property P.L.C..........................  9,839,631   24,303,531
    McKay Securities P.L.C...............................    341,381    1,207,500
    Mucklow A & J Group P.L.C............................    315,165    2,281,165
#   NewRiver REIT P.L.C..................................  1,116,577    4,011,151
#   Primary Health Properties P.L.C......................  6,778,806   10,058,627
    RDI REIT P.L.C....................................... 13,657,448    6,375,678
    Regional REIT, Ltd...................................    862,954    1,070,334
    Safestore Holdings P.L.C.............................  2,973,134   21,851,479
    Schroder Real Estate Investment Trust, Ltd...........  1,124,667      925,046
    Segro P.L.C.......................................... 14,588,135  127,155,777
    Shaftesbury P.L.C....................................  3,398,008   41,549,866
    Standard Life Investment Property Income Trust, Ltd..    990,430    1,219,604
    Town Centre Securities P.L.C.........................     12,594       45,980

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                            SHARES      VALUE>>
                                                          ---------- --------------
UNITED KINGDOM -- (Continued)
    Tritax Big Box REIT P.L.C............................  5,534,968 $   11,059,910
    UNITE Group P.L.C. (The).............................  1,861,311     21,366,581
    Workspace Group P.L.C................................  1,607,367     22,887,792
                                                                     --------------
TOTAL UNITED KINGDOM.....................................               794,401,020
                                                                     --------------
TOTAL COMMON STOCKS......................................             5,827,719,961
                                                                     --------------

                                                                        VALUE+
                                                                     --------------
SECURITIES LENDING COLLATERAL -- (4.4%)
@(S) DFA Short Term Investment Fund...................... 22,980,519    265,907,580
                                                                     --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,678,354,862)^^................................            $6,093,627,541
                                                                     ==============

At July 31, 2018, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                          NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------               --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index.      300     09/21/18  $40,990,717 $42,256,500   $1,265,783
                                               ----------- -----------   ----------
TOTAL FUTURES CONTRACTS..                      $40,990,717 $42,256,500   $1,265,783
                                               =========== ===========   ==========

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                    --------------------------------------------------
                      LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                    ------------ -------------- ------- --------------
Common Stocks
   Australia....... $    242,525 $1,010,489,844   --    $1,010,732,369
   Belgium.........           --    133,433,573   --       133,433,573
   Canada..........  316,868,621             --   --       316,868,621
   China...........           --     12,547,292   --        12,547,292
   France..........           --    336,064,514   --       336,064,514
   Germany.........           --     48,394,954   --        48,394,954
   Greece..........           --        969,078   --           969,078
   Hong Kong.......           --    339,277,895   --       339,277,895
   Ireland.........           --     17,133,607   --        17,133,607
   Italy...........           --     22,239,771   --        22,239,771
   Japan...........           --  1,313,310,384   --     1,313,310,384
   Malaysia........           --     30,931,028   --        30,931,028
   Mexico..........  104,569,626             --   --       104,569,626
   Netherlands.....  384,466,842     73,229,550   --       457,696,392
   New Zealand.....           --     50,628,919   --        50,628,919
   Singapore.......           --    498,922,732   --       498,922,732
   South Africa....           --    217,705,445   --       217,705,445
   Spain...........           --     94,110,316   --        94,110,316
   Taiwan..........    2,322,441      9,124,458   --        11,446,899
   Turkey..........           --     16,335,526   --        16,335,526
   United Kingdom..           --    794,401,020   --       794,401,020

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                --------------------------------------------------
                                  LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                ------------ -------------- ------- --------------
Securities Lending Collateral..           -- $  265,907,580   --    $  265,907,580
Futures Contracts**............ $  1,265,783             --   --         1,265,783
                                ------------ --------------   --    --------------
TOTAL.......................... $809,735,838 $5,285,157,486   --    $6,094,893,324
                                ============ ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                           SHARES     VALUE>>
                                                          --------- ------------
COMMON STOCKS -- (43.7%)
UNITED STATES -- (43.7%)
    Acadia Realty Trust..................................   307,686 $  8,332,137
#   Agree Realty Corp....................................   112,225    5,974,859
    Alexander's, Inc.....................................     7,728    2,863,069
    Alexandria Real Estate Equities, Inc.................   352,445   44,915,591
    American Assets Trust, Inc...........................   131,681    5,060,501
    American Campus Communities, Inc.....................   476,932   19,673,445
    American Homes 4 Rent, Class A.......................   894,639   19,807,316
#   American Tower Corp.................................. 1,524,978  226,062,739
    Apartment Investment & Management Co., Class A.......   549,057   23,417,281
    Apple Hospitality REIT, Inc..........................   763,205   13,730,058
    Ashford Hospitality Trust, Inc.......................   357,225    2,822,078
    AvalonBay Communities, Inc...........................   473,237   83,691,963
#   Bluerock Residential Growth REIT, Inc................    89,146      817,469
    Boston Properties, Inc...............................   528,226   66,308,210
#   Braemar Hotels & Resorts, Inc........................    96,620    1,104,367
    Brandywine Realty Trust..............................   625,967   10,322,196
    Brixmor Property Group, Inc.......................... 1,064,052   18,823,080
    BRT Apartments Corp..................................     2,297       30,160
    Camden Property Trust................................   322,978   29,904,533
    CareTrust REIT, Inc..................................   280,450    4,742,410
#   CBL & Associates Properties, Inc.....................   620,449    3,381,447
    Cedar Realty Trust, Inc..............................   334,681    1,593,082
    Chatham Lodging Trust................................   167,907    3,616,717
    Chesapeake Lodging Trust.............................   220,142    7,048,947
    City Office REIT, Inc................................    97,830    1,247,333
    Columbia Property Trust, Inc.........................   435,921   10,104,649
    Condor Hospitality Trust, Inc........................     1,100       11,605
*   CorePoint Lodging, Inc...............................    95,600    2,414,856
    CoreSite Realty Corp.................................   120,289   13,484,397
    Corporate Office Properties Trust....................   376,982   11,211,445
    Cousins Properties, Inc.............................. 1,466,610   13,668,805
    Crown Castle International Corp...................... 1,391,266  154,194,011
    CubeSmart............................................   655,345   19,896,274
    CyrusOne, Inc........................................   321,978   19,936,878
    DCT Industrial Trust, Inc............................   339,254   22,685,915
#   DDR Corp.............................................   551,183    7,551,214
    DiamondRock Hospitality Co...........................   742,704    8,853,032
#   Digital Realty Trust, Inc............................   705,690   85,684,856
    Douglas Emmett, Inc..................................   564,085   21,909,061
    Duke Realty Corp..................................... 1,243,551   36,212,205
#   Easterly Government Properties, Inc..................   164,469    3,116,688
    EastGroup Properties, Inc............................   121,231   11,555,739
    Education Realty Trust, Inc..........................   280,202   11,589,155
    Empire State Realty Trust, Inc., Class A.............   480,460    8,009,268
#   EPR Properties.......................................   260,555   17,324,302
#   Equinix, Inc.........................................   271,508  119,268,034
*   Equity Commonwealth..................................   434,231   13,999,607
    Equity LifeStyle Properties, Inc.....................   292,766   26,638,778
#   Equity Residential................................... 1,261,671   82,551,134
    Essex Property Trust, Inc............................   226,314   54,417,201
#   Extra Space Storage, Inc.............................   439,044   41,256,965
#   Federal Realty Investment Trust......................   254,941   31,995,095
    First Industrial Realty Trust, Inc...................   419,364   13,650,298
    Forest City Realty Trust, Inc., Class A..............   744,444   18,588,767
    Four Corners Property Trust, Inc.....................   223,833    5,573,442

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
UNITED STATES -- (Continued)
#   Franklin Street Properties Corp......................   371,341 $  3,271,514
    Gaming and Leisure Properties, Inc...................   718,705   26,103,366
    Getty Realty Corp....................................   124,011    3,552,915
    GGP, Inc............................................. 2,007,174   42,792,950
    Gladstone Commercial Corp............................   104,685    2,076,950
    Global Medical REIT, Inc.............................    35,113      296,705
#   Global Net Lease, Inc................................   224,542    4,751,316
#   Government Properties Income Trust...................   360,696    5,435,689
#   Gramercy Property Trust..............................   564,438   15,459,959
    HCP, Inc............................................. 1,635,956   42,371,260
    Healthcare Realty Trust, Inc.........................   438,557   13,029,528
    Healthcare Trust of America, Inc., Class A...........   718,017   19,616,224
#   Hersha Hospitality Trust.............................   147,619    3,187,094
    Highwoods Properties, Inc............................   360,844   17,721,049
    Hospitality Properties Trust.........................   575,507   16,269,583
    Host Hotels & Resorts, Inc........................... 2,515,703   52,678,821
    Hudson Pacific Properties, Inc.......................   558,331   19,128,420
#   Independence Realty Trust, Inc.......................   265,017    2,689,924
    Investors Real Estate Trust..........................   441,084    2,417,140
    Invitation Homes, Inc................................   774,383   17,895,988
    Iron Mountain, Inc...................................   942,393   33,087,418
    JBG SMITH Properties.................................   329,215   12,016,329
    Kilroy Realty Corp...................................   343,891   25,086,848
#   Kimco Realty Corp.................................... 1,488,059   24,835,705
    Kite Realty Group Trust..............................   310,349    5,235,588
#   Lamar Advertising Co., Class A.......................   292,582   21,542,813
    LaSalle Hotel Properties.............................   402,312   13,948,157
    Lexington Realty Trust...............................   801,857    7,048,323
    Liberty Property Trust...............................   514,612   22,056,270
#   Life Storage, Inc....................................   162,331   15,577,283
#   LTC Properties, Inc..................................   147,167    6,206,032
#   Macerich Co. (The)...................................   417,053   24,631,150
    Mack-Cali Realty Corp................................   315,419    6,141,208
    MedEquities Realty Trust, Inc........................    21,098      236,298
    Medical Properties Trust, Inc........................ 1,272,722   18,339,924
#   MGM Growth Properties LLC, Class A...................   255,434    7,739,650
    Mid-America Apartment Communities, Inc...............   396,028   39,911,653
    Monmouth Real Estate Investment Corp.................   257,268    4,288,658
#   National Health Investors, Inc.......................   144,941   10,847,384
    National Retail Properties, Inc......................   536,905   23,951,332
    National Storage Affiliates Trust....................   184,104    5,307,718
    New Senior Investment Group, Inc.....................   302,146    2,139,194
    NexPoint Residential Trust, Inc......................    33,350      998,499
    NorthStar Realty Europe Corp.........................   188,619    2,582,194
#   Omega Healthcare Investors, Inc......................   695,403   20,646,515
    One Liberty Properties, Inc..........................    39,374    1,061,523
    Outfront Media, Inc..................................   379,176    8,057,490
    Paramount Group, Inc.................................   713,983   11,023,898
#   Park Hotels & Resorts, Inc...........................   627,261   19,620,724
#   Pebblebrook Hotel Trust..............................   252,618    9,738,424
#   Pennsylvania Real Estate Investment Trust............   230,881    2,451,956
    Physicians Realty Trust..............................   637,666   10,049,616
#   Piedmont Office Realty Trust, Inc., Class A..........   512,905   10,145,261
#   Prologis, Inc........................................ 1,801,015  118,182,604
    PS Business Parks, Inc...............................    71,417    9,124,950
    Public Storage.......................................   536,910  116,955,105
    QTS Realty Trust, Inc., Class A......................   181,620    7,764,255
#   Ramco-Gershenson Properties Trust....................   289,397    3,805,571
#   Realty Income Corp...................................   974,074   54,324,107

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                            SHARES       VALUE>>
                                                          ----------- --------------
UNITED STATES -- (Continued)
    Regency Centers Corp.................................     532,093 $   33,857,052
#   Retail Opportunity Investments Corp..................     417,952      7,903,472
    Retail Properties of America, Inc., Class A..........     786,823      9,874,629
*   Retail Value Inc.....................................      55,118      1,821,110
    Rexford Industrial Realty, Inc.......................     287,398      8,805,875
#   RLJ Lodging Trust....................................     610,189     13,784,166
    Ryman Hospitality Properties, Inc....................     160,816     13,670,968
    Sabra Health Care REIT, Inc..........................     625,637     13,520,015
    Saul Centers, Inc....................................      31,312      1,668,303
#*  SBA Communications Corp..............................     399,258     63,182,578
    Select Income REIT...................................     249,881      5,210,019
    Senior Housing Properties Trust......................     833,429     14,868,373
#   Seritage Growth Properties...........................      15,817        669,217
    Simon Property Group, Inc............................   1,054,164    185,754,238
#   SL Green Realty Corp.................................     332,157     34,248,708
    Sotherly Hotels, Inc.................................       8,638         59,602
*   Spirit MTA REIT......................................     169,973      1,698,030
    Spirit Realty Capital, Inc...........................   1,699,739     14,226,815
    STAG Industrial, Inc.................................     346,799      9,474,549
    STORE Capital Corp...................................     610,218     16,750,484
    Summit Hotel Properties, Inc.........................     384,275      5,437,491
    Sun Communities, Inc.................................     278,287     26,982,708
    Sunstone Hotel Investors, Inc........................     787,368     12,810,477
#   Tanger Factory Outlet Centers, Inc...................     348,228      8,305,238
    Taubman Centers, Inc.................................     212,564     13,189,596
    Terreno Realty Corp..................................     202,180      7,462,464
    Tier REIT, Inc.......................................     109,201      2,595,708
    UDR, Inc.............................................     932,108     35,867,516
    UMH Properties, Inc..................................     119,564      1,846,068
#*  Uniti Group, Inc.....................................     559,125      9,885,330
    Universal Health Realty Income Trust.................      40,401      2,719,391
#   Urban Edge Properties................................     420,885      9,545,672
    Urstadt Biddle Properties, Inc.......................       4,807         86,286
    Urstadt Biddle Properties, Inc., Class A.............      98,173      2,185,331
    Ventas, Inc..........................................   1,220,604     68,817,654
    VEREIT, Inc..........................................   3,381,590     25,801,532
    Vornado Realty Trust.................................     595,616     42,836,703
#   Washington Prime Group, Inc..........................     691,878      5,555,780
#   Washington Real Estate Investment Trust..............     290,784      8,866,004
    Weingarten Realty Investors..........................     426,659     12,893,635
    Welltower, Inc.......................................   1,274,686     79,795,344
#   Wheeler Real Estate Investment Trust, Inc............      24,530        125,103
#   Whitestone REIT......................................     146,231      1,901,003
#   WP Carey, Inc........................................     379,214     24,793,011
    Xenia Hotels & Resorts, Inc..........................     389,128      9,490,832
                                                                      --------------
TOTAL UNITED STATES......................................              3,410,942,766
                                                                      --------------
AFFILIATED INVESTMENT COMPANIES -- (54.1%)
UNITED STATES -- (54.1%)
    Investment in DFA International Real Estate
      Securities Portfolio...............................
      DFA Investment Dimensions Group Inc................ 509,072,122  2,652,265,754
    Investment in DFA Real Estate Securities Portfolio...
      DFA Investment Dimensions Group Inc................  44,184,240  1,564,563,931
                                                                      --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.....              4,216,829,685
                                                                      --------------
TOTAL INVESTMENT SECURITIES..............................              7,627,772,451
                                                                      --------------

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                           SHARES       VALUE+
                                         ---------- --------------
SECURITIES LENDING COLLATERAL -- (2.2%)
@(S) DFA Short Term Investment Fund..... 14,588,842 $  168,807,491
                                                    --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,902,545,124)^^...............            $7,796,579,942
                                                    ==============

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  --------------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                  -------------- ------------ ------- --------------
Common Stocks....................
  United States.................. $3,410,942,766           --   --    $3,410,942,766
Affiliated Investment Companies..  4,216,829,685           --   --     4,216,829,685
Securities Lending Collateral....             -- $168,807,491   --       168,807,491
                                  -------------- ------------   --    --------------
TOTAL............................ $7,627,772,451 $168,807,491   --    $7,796,579,942
                                  ============== ============   ==    ==============

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                            SHARES     VALUE>>
                                                          ---------- -----------
COMMON STOCKS -- (93.6%)
AUSTRALIA -- (6.6%)
    Accent Group, Ltd....................................    972,324 $ 1,034,375
#*  Alkane Resources, Ltd................................  1,106,082     180,769
    Ansell, Ltd..........................................     44,733     958,753
    AP Eagers, Ltd.......................................      2,082      13,280
    Ardent Leisure Group.................................  1,462,350   2,068,588
    ARQ Group, Ltd.......................................    236,498     530,970
*   Atlas Iron, Ltd...................................... 10,475,264     327,157
    Ausdrill, Ltd........................................  8,000,511  10,862,096
#   Austal, Ltd..........................................  2,393,244   3,060,667
#*  Australian Agricultural Co., Ltd.....................  7,968,741   7,504,797
    Australian Pharmaceutical Industries, Ltd............  9,978,231  12,558,209
    Australian Vintage, Ltd..............................     39,336      16,383
#   Automotive Holdings Group, Ltd.......................  3,899,293   7,924,158
#   AVJennings, Ltd......................................    185,198      93,451
#   Baby Bunting Group, Ltd..............................     19,098      23,293
    Bank of Queensland, Ltd..............................    318,611   2,634,028
    Beach Energy, Ltd.................................... 45,369,328  64,371,454
#*  Beadell Resources, Ltd...............................  5,703,970     233,463
    Brickworks, Ltd......................................    519,293   6,018,292
#   Cabcharge Australia, Ltd.............................  2,235,817   3,911,925
    Capitol Health, Ltd..................................    845,643     197,970
*   Cardno, Ltd..........................................    259,349     244,580
    Cedar Woods Properties, Ltd..........................    379,958   1,734,184
    Cleanaway Waste Management, Ltd...................... 49,607,719  68,619,946
    Collins Foods, Ltd...................................    191,659     742,517
*   Cooper Energy, Ltd...................................    877,141     309,579
    CSR, Ltd.............................................  9,699,554  30,608,500
#*  Decmil Group, Ltd....................................  1,409,680     990,798
    Domain Holdings Australia, Ltd.......................  2,976,058   7,038,240
    Donaco International, Ltd............................    144,071      19,314
*   Doray Minerals, Ltd..................................  1,416,396     352,112
    Downer EDI, Ltd...................................... 13,218,289  72,606,941
    Eclipx Group, Ltd....................................  3,474,084   7,930,477
*   Emeco Holdings, Ltd..................................    507,382     132,392
#*  Energy Resources of Australia, Ltd...................  1,344,604     410,247
*   Energy World Corp., Ltd..............................  1,640,020     194,569
    EQT Holdings, Ltd....................................     38,908     612,706
    Estia Health, Ltd....................................  3,802,485   9,102,035
    EVENT Hospitality and Entertainment, Ltd.............  1,285,535  13,164,059
    Evolution Mining, Ltd................................    375,766     779,233
    Fairfax Media, Ltd................................... 13,673,394   8,245,864
    Fleetwood Corp., Ltd. (6341855)......................    334,114     564,092
    Fleetwood Corp., Ltd. (BFXMKH4)......................    182,035     307,001
    FlexiGroup, Ltd......................................  4,628,817   7,875,347
#   G8 Education, Ltd....................................  2,995,105   5,541,382
#   Genworth Mortgage Insurance Australia, Ltd...........  5,962,185  11,921,792
#   Global Construction Services, Ltd....................     60,704      30,275
    GrainCorp, Ltd., Class A.............................  5,764,878  31,770,111
    Grange Resources, Ltd................................    898,988     113,782
#   Greencross, Ltd......................................  1,038,468   3,286,268
#   Harvey Norman Holdings, Ltd..........................  2,529,324   6,679,638
    Healthscope, Ltd..................................... 15,205,159  24,702,190
#   HT&E, Ltd............................................  3,165,269   5,873,994
    Huon Aquaculture Group, Ltd..........................      2,694       9,410
#   IMF Bentham, Ltd.....................................  1,893,611   3,914,613

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
AUSTRALIA -- (Continued)
#   Independence Group NL................................  9,894,462 $33,114,235
#   IOOF Holdings, Ltd...................................  1,655,372  11,261,631
#   iSelect, Ltd.........................................    255,338     152,767
    iSentia Group, Ltd...................................    264,582     155,397
    IVE Group, Ltd.......................................     31,455      52,615
#   Japara Healthcare, Ltd...............................  4,145,353   5,720,138
    K&S Corp., Ltd.......................................     85,482      95,101
*   Kingsgate Consolidated, Ltd..........................  1,085,116     197,549
*   Lemarne Corp, Ltd....................................      5,585       1,846
    MACA, Ltd............................................  3,499,562   3,331,880
*   Macmahon Holdings, Ltd...............................  4,152,393     734,592
    MaxiTRANS Industries, Ltd............................  4,017,253   1,687,568
#*  Mayne Pharma Group, Ltd.............................. 12,092,564   8,906,652
#   McPherson's, Ltd.....................................  2,002,442   2,513,976
*   Medusa Mining, Ltd...................................    886,483     240,013
#   Metcash, Ltd......................................... 24,214,460  47,340,337
#   Michael Hill International, Ltd......................     13,999       9,844
    Mineral Resources, Ltd...............................    853,489  10,524,307
#   Monash IVF Group, Ltd................................    573,577     477,203
    Money3 Corp., Ltd....................................  1,693,966   2,576,470
    Mortgage Choice, Ltd.................................    125,981     146,985
    Motorcycle Holdings, Ltd.............................      9,645      22,197
#   Mount Gibson Iron, Ltd...............................  8,101,122   2,557,243
#   Myer Holdings, Ltd................................... 19,276,946   6,666,255
#   MyState, Ltd.........................................    545,083   1,965,684
    Navigator Global Investments, Ltd....................  1,507,488   6,503,411
#*  NetComm Wireless, Ltd................................     14,226      11,787
    New Hope Corp., Ltd..................................    114,834     271,998
#   Nine Entertainment Co. Holdings, Ltd................. 11,783,012  19,628,610
*   NRW Holdings, Ltd....................................  6,646,703   8,386,068
    Nufarm, Ltd..........................................  3,668,032  19,493,493
    OZ Minerals, Ltd.....................................  7,819,477  55,219,002
*   Panoramic Resources, Ltd.............................    179,028      73,922
    Paragon Care, Ltd....................................    711,526     423,356
    Peet, Ltd............................................  1,267,965   1,132,815
#*  Perseus Mining, Ltd.................................. 12,322,886   3,670,867
    Pioneer Credit, Ltd..................................     39,471      95,897
*   PMP, Ltd.............................................  1,874,807     334,728
    Premier Investments, Ltd.............................  2,253,573  29,107,542
#   Primary Health Care, Ltd............................. 12,344,418  32,261,628
    Prime Media Group, Ltd...............................     27,904       6,424
    QMS Media, Ltd.......................................    263,060     202,359
#   Qube Holdings, Ltd...................................  5,359,566  10,325,319
#*  Quintis, Ltd.........................................  5,342,275     520,873
*   Ramelius Resources, Ltd..............................  5,318,594   2,177,469
    RCR Tomlinson, Ltd...................................  3,038,191   6,320,225
    Reject Shop, Ltd. (The)..............................    185,808     771,510
#   Resolute Mining, Ltd................................. 18,699,417  17,726,023
    Ridley Corp., Ltd....................................  6,818,808   6,679,188
    Ruralco Holdings, Ltd................................    137,489     285,940
    RXP Services, Ltd....................................    156,984      56,621
    Select Harvests, Ltd.................................  1,642,383   7,324,133
*   Senex Energy, Ltd....................................     17,520       5,853
    Servcorp, Ltd........................................    112,768     364,741
    Service Stream, Ltd..................................  1,361,951   1,600,556
#   Seven Group Holdings, Ltd............................  2,807,785  40,039,677
    Seven West Media, Ltd................................ 14,505,213   8,962,321
#   Sigma Healthcare, Ltd................................ 19,348,944   7,052,706
#   Silver Chef, Ltd.....................................     57,212     126,205

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                            SHARES      VALUE>>
                                                          ---------- --------------
AUSTRALIA -- (Continued)
#*  Silver Lake Resources, Ltd...........................  5,911,600 $    2,456,155
    Sims Metal Management, Ltd...........................  4,218,314     53,854,227
    Southern Cross Media Group, Ltd...................... 10,193,512      9,555,139
    SRG, Ltd.............................................     54,267         66,761
    Star Entertainment Grp, Ltd. (The)...................    428,260      1,580,073
*   Sundance Energy Australia, Ltd....................... 23,631,570      1,298,117
    Sunland Group, Ltd...................................  4,671,389      6,243,612
#   Super Retail Group, Ltd..............................    988,290      6,791,517
#   Superloop, Ltd.......................................     95,588        160,535
#   Tassal Group, Ltd....................................  4,518,371     14,032,145
*   Troy Resources, Ltd..................................    465,610         44,888
    Villa World, Ltd.....................................  2,513,174      4,147,656
#*  Village Roadshow, Ltd................................  2,852,480      4,028,920
#*  Virgin Australia Holdings, Ltd....................... 28,511,044      4,658,469
    Virtus Health, Ltd...................................    899,931      3,757,059
    Vita Group, Ltd......................................     45,487         33,070
#*  Vocus Group, Ltd.....................................  4,494,303      8,073,435
*   Watpac, Ltd..........................................  1,793,402        993,039
    Webster, Ltd.........................................     63,484         83,638
    Western Areas, Ltd...................................  2,621,506      6,325,041
#*  Westgold Resources, Ltd..............................    301,552        356,776
    Whitehaven Coal, Ltd.................................  5,307,042     21,450,628
    WorleyParsons, Ltd...................................  4,232,260     57,748,251
    WPP AUNZ, Ltd........................................  6,181,397      4,229,805
                                                                     --------------
TOTAL AUSTRALIA..........................................             1,090,536,974
                                                                     --------------
AUSTRIA -- (1.0%)
    Agrana Beteiligungs AG...............................    376,780     10,025,469
#   Austria Technologie & Systemtechnik AG...............    448,127     10,523,068
    EVN AG...............................................    218,901      4,354,201
#   Mayr Melnhof Karton AG...............................     38,159      5,189,350
    Oberbank AG..........................................     42,502      4,383,611
#   POLYTEC Holding AG...................................     24,411        383,467
#   Porr AG..............................................     17,501        619,991
    Raiffeisen Bank International AG.....................    362,773     12,096,728
#*  Semperit AG Holding..................................      3,904         77,385
    Strabag SE...........................................    370,781     14,909,801
    UBM Development AG...................................      8,011        391,687
    UNIQA Insurance Group AG.............................  1,876,126     18,760,053
    Verbund AG...........................................     32,331      1,274,739
    Vienna Insurance Group AG Wiener Versicherung Gruppe.    448,999     12,781,661
    Wienerberger AG......................................  2,684,294     65,800,669
                                                                     --------------
TOTAL AUSTRIA............................................               161,571,880
                                                                     --------------
BELGIUM -- (1.4%)
    Ackermans & van Haaren NV............................    362,950     66,195,850
*   AGFA-Gevaert NV......................................  1,821,951      8,698,147
    Banque Nationale de Belgique.........................      3,607     11,513,048
    Barco NV.............................................    123,156     17,480,492
    Bekaert SA...........................................    816,559     22,936,402
    Cie d'Entreprises CFE................................      3,699        462,185
    Cie Immobiliere de Belgique SA.......................     41,751      2,598,453
    Deceuninck NV........................................  1,485,719      4,395,357
    D'ieteren SA.........................................    486,625     21,196,984
#   Euronav NV...........................................  2,788,119     23,594,086
*   Exmar NV.............................................     21,028        149,520
    Gimv NV..............................................    128,797      7,654,697
    Jensen-Group NV......................................     30,808      1,142,064

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
BELGIUM -- (Continued)
#*  Nyrstar NV........................................... 1,647,164 $  7,896,604
    Ontex Group NV.......................................    37,857    1,144,635
    Orange Belgium SA....................................    30,159      483,791
    Recticel SA..........................................   940,909   10,852,388
    Roularta Media Group NV..............................    24,951      498,963
    Sioen Industries NV..................................    88,034    2,776,758
    Sipef SA.............................................    75,068    5,228,511
*   Tessenderlo Group SA.................................   192,771    7,751,280
*   ThromboGenics NV.....................................    43,360      365,923
                                                                    ------------
TOTAL BELGIUM............................................            225,016,138
                                                                    ------------
CANADA -- (8.2%)
*   5N Plus, Inc.........................................    28,318       73,579
#   Acadian Timber Corp..................................    32,801      506,823
#*  Advantage Oil & Gas, Ltd............................. 6,583,531   22,774,255
    Aecon Group, Inc..................................... 1,801,251   22,805,553
#*  Africa Oil Corp......................................   286,213      259,624
    AGF Management, Ltd., Class B........................ 1,753,894    8,831,153
    AGT Food & Ingredients, Inc..........................       973       13,546
*   Alacer Gold Corp..................................... 8,315,035   18,025,444
    Alamos Gold, Inc., Class A........................... 6,930,363   37,612,609
#   Alaris Royalty Corp..................................   528,171    7,511,368
#   Alcanna, Inc.........................................   739,061    5,198,453
    Algoma Central Corp..................................   252,010    2,921,406
#*  Alio Gold, Inc.......................................   193,951      271,354
*   Argonaut Gold, Inc................................... 4,378,283    7,404,561
#*  Asanko Gold, Inc.....................................   604,865      599,820
#*  Athabasca Oil Corp................................... 3,912,657    5,263,597
*   ATS Automation Tooling Systems, Inc..................   451,665    6,791,381
#   AutoCanada, Inc......................................   230,785    2,565,362
*   B2Gold Corp.......................................... 1,214,064    3,023,844
#*  Baytex Energy Corp................................... 9,748,168   30,274,512
#   Birchcliff Energy, Ltd............................... 5,502,783   21,785,242
    Black Diamond Group, Ltd............................. 1,155,829    3,198,666
*   BlackPearl Resources, Inc............................ 4,077,951    4,200,680
#   Bonavista Energy Corp................................ 5,691,827    6,825,729
#   Bonterra Energy Corp.................................   579,206    8,286,139
    Canaccord Genuity Group, Inc......................... 2,194,403   12,213,151
#*  Canacol Energy, Ltd..................................   541,466    1,773,183
#   Canadian Western Bank................................ 2,000,570   56,117,769
    CanWel Building Materials Group, Ltd.................    68,297      347,037
#*  Capstone Mining Corp................................. 3,209,151    2,368,286
#   Cardinal Energy, Ltd................................. 2,545,012   10,466,859
    Cascades, Inc........................................ 2,406,777   23,071,460
#*  Cathedral Energy Services, Ltd.......................    25,360       22,809
*   Celestica, Inc....................................... 2,062,121   24,380,537
*   Centerra Gold, Inc................................... 6,485,439   29,464,538
    Cervus Equipment Corp................................    32,493      344,950
#   Chesswood Group, Ltd.................................    61,200      544,795
#*  China Gold International Resources Corp., Ltd........ 5,022,496    8,764,320
#*  Conifex Timber, Inc..................................    25,700       95,621
#*  Copper Mountain Mining Corp.......................... 2,674,638    2,405,601
#   Corus Entertainment, Inc., Class B................... 2,447,293    7,638,090
#*  Crew Energy, Inc..................................... 5,181,506    9,758,765
#*  Delphi Energy Corp................................... 4,380,380    2,963,243
#*  Detour Gold Corp..................................... 2,747,716   27,079,002
    Dorel Industries, Inc., Class B......................   935,621   17,153,831
*   DREAM Unlimited Corp., Class A.......................   219,800    1,515,629
*   Dundee Precious Metals, Inc.......................... 1,756,671    4,172,744

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
CANADA -- (Continued)
    ECN Capital Corp.....................................  2,119,321 $ 5,881,346
    E-L Financial Corp., Ltd.............................      3,959   2,510,801
#*  Eldorado Gold Corp...................................  4,193,197   4,577,269
    Element Fleet Management Corp........................    224,869   1,082,123
    Enerflex, Ltd........................................  1,818,849  20,595,492
#   Ensign Energy Services, Inc..........................  3,999,319  17,401,042
#   Equitable Group, Inc.................................    274,645  13,301,022
    Exco Technologies, Ltd...............................     85,540     614,828
    Firm Capital Mortgage Investment Corp................      8,505      88,067
*   First Majestic Silver Corp...........................     78,182     518,669
*   Fortuna Silver Mines, Inc............................     33,828     184,632
#*  Frontera Energy Corp.................................     32,700     476,605
*   Gear Energy, Ltd.....................................    636,464     665,404
    Genesis Land Development Corp........................     29,263      86,157
#   Genworth MI Canada, Inc..............................  1,308,043  46,043,194
#*  Gran Tierra Energy, Inc..............................  7,031,712  23,513,816
#   Granite Oil Corp.....................................    850,648   1,778,654
    Guardian Capital Group, Ltd., Class A................     41,855     764,481
*   Heroux-Devtek, Inc...................................    254,725   3,051,765
    High Arctic Energy Services, Inc.....................    217,600     649,028
#   High Liner Foods, Inc................................     72,200     497,299
#*  Home Capital Group, Inc..............................  1,565,350  18,410,927
#   Horizon North Logistics, Inc.........................  1,915,466   3,622,283
    Hudbay Minerals, Inc.................................  7,861,998  40,916,114
#   Hudson's Bay Co......................................    449,079   3,621,354
*   IAMGOLD Corp......................................... 11,742,165  64,539,708
#*  Imperial Metals Corp.................................        703         703
*   Indigo Books & Music, Inc............................        800      10,006
*   Interfor Corp........................................    286,159   4,522,757
*   Intertain Group, Ltd. (The)..........................     40,350     534,753
#*  Iron Bridge Resources, Inc...........................    491,812     283,552
#*  Ivanhoe Mines, Ltd., Class A.........................     54,500     108,510
*   Kelt Exploration, Ltd................................        730       5,582
*   Kingsway Financial Services, Inc.....................    187,815     529,870
*   Knight Therapeutics, Inc.............................    366,979   2,412,016
    KP Tissue, Inc.......................................      6,800      51,960
#   Laurentian Bank of Canada............................  1,329,443  47,644,719
    Linamar Corp.........................................    103,540   4,731,870
    Magellan Aerospace Corp..............................      6,400      77,586
*   Major Drilling Group International, Inc..............    730,226   3,424,206
    Martinrea International, Inc.........................  1,818,582  19,669,792
#*  MEG Energy Corp......................................  7,297,522  47,571,193
    Melcor Developments, Ltd.............................     70,224     780,597
#   Nevsun Resources, Ltd................................  5,093,536  18,912,080
*   New Gold, Inc........................................  8,694,740  10,827,904
    North American Construction Group, Ltd...............    283,366   1,866,815
*   NuVista Energy, Ltd..................................    787,128   5,088,785
#*  Obsidian Energy, Ltd.................................  1,134,321   1,212,058
    OceanaGold Corp......................................  9,304,873  28,611,671
    Osisko Gold Royalties, Ltd...........................    393,985   3,740,412
#*  Painted Pony Energy, Ltd.............................  3,271,002   6,638,310
    Pan American Silver Corp.............................    245,521   4,039,012
#*  Paramount Resources, Ltd., Class A...................  1,194,132  13,402,256
#   Peyto Exploration & Development Corp.................    278,725   2,296,907
#*  Pine Cliff Energy, Ltd...............................     71,000      22,923
    Pizza Pizza Royalty Corp.............................     45,500     422,874
    Polaris Infrastructure, Inc..........................    143,607   1,355,647
#*  Precision Drilling Corp.............................. 10,283,300  37,232,842
#   Pulse Seismic, Inc...................................    297,756     563,078

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES        VALUE>>
                                                          ---------   --------------
CANADA -- (Continued)
#   Quarterhill, Inc..................................... 2,107,288   $    2,267,904
#*  Rb Energy, Inc.......................................   238,050              119
    Reitmans Canada, Ltd., Class A.......................   556,251        1,813,049
#   Rocky Mountain Dealerships, Inc......................   270,415        2,498,665
#*  Sabina Gold & Silver Corp............................   117,507          130,077
#*  Sandstorm Gold, Ltd.................................. 1,686,771        7,468,810
*   SEMAFO, Inc.......................................... 3,409,537       10,012,247
#*  Sherritt International Corp.......................... 4,006,114        2,987,224
#*  Sierra Wireless, Inc.................................   398,740        6,467,628
*   Sonde Resources Corp.................................   463,104            2,084
*   Southern Pacific Resource Corp.......................   156,000               16
#   Sprott, Inc..........................................   228,352          528,377
*   SSR Mining, Inc...................................... 2,644,905       27,489,037
    Stuart Olson, Inc....................................   474,332        2,716,511
#   Surge Energy, Inc.................................... 8,131,851       15,315,398
    Tahoe Resources, Inc................................. 3,997,294       17,945,340
*   Tamarack Valley Energy, Ltd.......................... 3,074,331       11,343,959
*   Taseko Mines, Ltd.................................... 1,125,387        1,003,535
*   Teranga Gold Corp.................................... 2,425,275        8,520,203
    Tidewater Midstream and Infrastructure, Ltd..........   355,288          349,593
#   Timbercreek Financial Corp...........................   481,175        3,425,207
    TMX Group, Ltd.......................................   308,203       19,821,088
    TORC Oil & Gas, Ltd.................................. 5,486,672       32,097,147
*   Torex Gold Resources, Inc............................   440,637        3,255,196
    Total Energy Services, Inc...........................   294,285        2,488,477
    TransAlta Corp....................................... 6,040,750       34,409,776
    Transcontinental, Inc., Class A......................   462,936       11,007,119
*   TransGlobe Energy Corp...............................   458,149        1,486,250
*   Trevali Mining Corp..................................    69,107           42,500
#*  Trican Well Service, Ltd............................. 4,301,982        9,061,331
#*  Trinidad Drilling, Ltd............................... 6,948,238        8,332,438
    Uni-Select, Inc......................................    66,798        1,112,230
*   UrtheCast Corp.......................................     5,763            1,152
#   Vermilion Energy, Inc................................   397,843       13,695,222
#*  Western Energy Services Corp.........................   170,364          113,938
#   WestJet Airlines, Ltd................................    33,472          471,390
    Whitecap Resources, Inc.............................. 8,244,675       54,442,678
*   Xtreme Drilling Corp.................................    65,500           99,696
    Yamana Gold, Inc..................................... 9,667,477       30,841,396
*   Yellow Pages, Ltd....................................    10,549           82,066
                                                                      --------------
TOTAL CANADA.............................................              1,358,818,319
                                                                      --------------
CHINA -- (0.0%)
*   GCL New Energy Holdings, Ltd.........................   660,000           29,127
                                                                      --------------
DENMARK -- (1.6%)
    Alm Brand A.S........................................ 2,055,017       21,354,465
*   Bang & Olufsen A.S...................................    54,563        1,326,382
    Brodrene Hartmann A.S................................    35,941        2,094,277
*   D/S Norden A.S.......................................    63,385        1,168,729
    DFDS A.S.............................................   122,328        8,057,077
    FLSmidth & Co. A.S...................................   172,180       11,331,671
#   Harboes Bryggeri A.S., Class B.......................    25,276          361,633
    Jyske Bank A.S....................................... 1,512,148       85,647,139
    Matas A.S............................................   120,247          966,716
*   Nilfisk Holding A.S..................................   126,028        6,520,600
#*  NKT A.S..............................................    79,294        2,134,757
    Parken Sport & Entertainment A.S.....................     3,027           40,828
    Per Aarsleff Holding A.S.............................   431,094       15,398,933

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
DENMARK -- (Continued)
    Ringkjoebing Landbobank A.S..........................    24,830 $  1,403,433
*   Santa Fe Group A.S...................................    73,540      289,922
    Scandinavian Tobacco Group A.S., Class A.............   109,130    1,774,660
    Schouw & Co., A.S....................................   292,831   27,168,561
    Solar A.S., Class B..................................    18,672    1,176,051
    Spar Nord Bank A.S................................... 1,683,734   18,158,257
    Sydbank A.S.......................................... 1,741,108   64,617,429
*   TK Development A.S...................................   787,717      835,000
    TORM P.L.C...........................................    39,497      306,731
    United International Enterprises.....................     6,918    1,574,292
                                                                    ------------
TOTAL DENMARK............................................            273,707,543
                                                                    ------------
FINLAND -- (2.3%)
#   Ahlstrom-Munksjo Oyj.................................   243,757    4,674,624
    Aktia Bank Oyj.......................................   195,074    2,054,381
    Apetit Oyj...........................................    41,771      638,610
    Aspo Oyj.............................................    34,279      364,778
    Atria Oyj............................................   253,248    2,808,650
    Cargotec Oyj.........................................   976,896   48,524,522
    Cramo Oyj............................................   842,251   17,988,481
    Digia Oyj............................................     6,012       18,471
    Finnair Oyj.......................................... 1,721,292   16,028,236
    Fiskars Oyj Abp......................................    89,709    2,014,802
    HKScan Oyj, Class A..................................   577,319    1,787,537
#   Huhtamaki Oyj........................................    30,552    1,097,218
    Kemira Oyj........................................... 2,766,351   36,311,362
    Kesko Oyj, Class A...................................    35,305    1,950,049
    Kesko Oyj, Class B................................... 1,598,059   89,744,586
#   Konecranes Oyj.......................................   445,589   17,242,958
    Metsa Board Oyj...................................... 4,814,109   49,909,064
    Oriola Oyj, Class B..................................   185,466      598,333
    Outokumpu Oyj........................................ 7,264,489   49,170,401
#   Pihlajalinna Oyj.....................................     5,050       66,529
    Raisio Oyj, Class V.................................. 1,995,218    8,394,502
    Sanoma Oyj........................................... 1,099,922   10,894,408
#   SRV Group Oyj........................................    30,487       96,409
#*  Stockmann Oyj Abp (5462393)..........................    39,170      192,995
    Teleste Oyj..........................................     2,628       21,758
    Tokmanni Group Corp..................................    64,798      537,679
    Valmet Oyj...........................................   189,828    3,943,723
#   YIT Oyj.............................................. 2,379,788   16,181,305
                                                                    ------------
TOTAL FINLAND............................................            383,256,371
                                                                    ------------
FRANCE -- (3.8%)
#   Actia Group..........................................   238,301    2,202,565
#*  Air France-KLM....................................... 1,302,211   11,884,503
    AKWEL................................................    97,729    2,428,251
    Albioma SA...........................................   384,295    8,538,272
    Altamir..............................................   343,540    6,658,401
#   Antalis International SAS............................    99,119      168,220
    Assystem.............................................    56,500    1,848,126
    Aubay................................................    37,760    1,654,754
    Axway Software SA....................................    20,197      456,587
    Bigben Interactive...................................   111,720    1,413,875
    Bonduelle SCA........................................   259,103    9,411,124
#*  Bourbon Corp.........................................   155,056      791,067
    Burelle SA...........................................     6,780   10,409,309
#   Casino Guichard Perrachon SA.........................   827,064   33,580,588

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES       VALUE>>
                                                          ---------   ------------
FRANCE -- (Continued)
*   Cegedim SA...........................................    32,947   $  1,268,666
    Chargeurs SA.........................................   277,042      8,012,749
    Cie des Alpes........................................   178,471      6,173,272
*   Coface SA............................................   449,612      4,034,655
    Derichebourg SA...................................... 1,628,326      9,839,428
    Dom Security.........................................     7,042        529,237
    Elior Group SA.......................................    23,256        379,705
    Elis SA.............................................. 1,436,573     32,975,648
    Eramet...............................................   116,471     11,523,695
    Esso SA Francaise....................................    21,057      1,131,877
*   Etablissements Maurel et Prom........................   424,159      3,110,408
    Eutelsat Communications SA........................... 2,039,487     43,660,568
    Exel Industries, Class A.............................       239         29,625
    Fleury Michon SA.....................................    24,192      1,419,863
*   Fnac Darty SA (V7VQL46)..............................    64,645      5,865,453
    Gaumont SA...........................................    15,421      2,587,854
    Gevelot SA...........................................     3,747        871,378
    GL Events............................................   193,828      5,520,162
    Groupe Crit..........................................     4,740        401,535
    Groupe Open..........................................    28,224        950,785
    Guerbet..............................................    12,899        898,007
    Imerys SA............................................     7,523        583,499
    IPSOS................................................   636,376     21,264,347
    Jacquet Metal Service SA.............................   290,478      8,552,102
#   Korian SA............................................   797,016     27,915,681
    Lagardere SCA........................................   966,452     28,200,734
    Laurent-Perrier......................................     1,935        241,940
    LISI.................................................   186,297      6,458,131
    Manitou BF SA........................................    58,175      2,211,185
    Manutan International................................    29,016      2,714,907
    Mersen SA............................................   293,327     12,096,904
    Mr Bricolage.........................................   102,356      1,575,203
#*  Naturex..............................................     1,792        283,555
#   Neopost SA...........................................   682,637     17,644,260
#   Nexans SA............................................   784,899     26,252,895
    Nexity SA............................................   512,956     31,563,333
    NRJ Group............................................     5,322         54,533
#*  Pierre & Vacances SA.................................   119,782      3,780,832
    Plastivaloire........................................   136,008      2,391,199
    PSB Industries SA....................................    18,069      1,054,623
#   Rallye SA............................................   508,455      5,980,399
    Rexel SA............................................. 6,566,715    102,702,458
    Rothschild & Co......................................   223,122      8,115,685
    Samse SA.............................................       151         27,895
    Savencia SA..........................................   133,590     11,737,243
    Seche Environnement SA...............................    35,740      1,181,425
*   Societe des Bains de Mer et du Cercle des Etrangers
      a Monaco...........................................    79,570      4,967,534
    Sopra Steria Group...................................    15,055      2,662,901
#*  SRP Groupe SA........................................    30,354        229,687
*   Stallergenes Greer P.L.C.............................       905         28,919
*   Ste Industrielle d'Aviation Latecoere SA............. 1,192,511      5,630,472
    Stef SA..............................................     1,905        220,447
    Sword Group..........................................    71,961      2,941,720
    Television Francaise 1............................... 1,440,128     15,627,668
    Total Gabon..........................................     6,107        975,576
    Trigano SA...........................................    54,475      7,818,743
    Vicat SA.............................................   304,343     19,688,045
    Vilmorin & Cie SA....................................    78,803      5,397,666

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
FRANCE -- (Continued)
    Vranken-Pommery Monopole SA..........................    61,066 $  1,735,486
                                                                    ------------
TOTAL FRANCE.............................................            625,140,044
                                                                    ------------
GERMANY -- (6.2%)
*   A.S. Creation Tapeten................................    17,348      352,834
    Aareal Bank AG....................................... 1,761,663   80,958,504
    Adler Modemaerkte AG.................................     7,843       36,576
#*  ADVA Optical Networking SE...........................   998,051    8,396,159
    Allgeier SE..........................................    57,850    2,288,438
    Aurubis AG........................................... 1,158,293   94,809,746
    Bauer AG.............................................   297,509    6,597,926
    BayWa AG.............................................   311,214   10,565,889
    Bertrandt AG.........................................     1,619      163,828
    Bijou Brigitte AG....................................    21,828    1,022,549
#   Bilfinger SE.........................................   373,909   19,252,934
    Borussia Dortmund GmbH & Co. KGaA.................... 1,463,392   10,572,720
    CENTROTEC Sustainable AG.............................   102,493    1,529,374
    comdirect bank AG....................................   127,858    1,892,532
    Corestate Capital Holding SA.........................    22,398    1,216,770
    CropEnergies AG......................................   368,955    2,092,888
    Deutsche Beteiligungs AG.............................   191,123    8,325,964
    Deutsche Pfandbriefbank AG........................... 1,809,126   28,336,633
    Deutz AG............................................. 2,780,780   25,278,009
    DMG Mori AG..........................................   227,771   12,097,301
    Draegerwerk AG & Co. KGaA............................    49,761    3,031,569
    Eckert & Ziegler AG..................................    54,206    2,625,565
    Elmos Semiconductor AG...............................   288,475    7,774,218
#   ElringKlinger AG.....................................   387,499    4,918,197
*   Euromicron AG........................................    12,080       89,906
    First Sensor AG......................................    28,086      758,998
    Freenet AG...........................................   367,258   10,525,000
#*  Gerry Weber International AG.........................   205,142    1,387,142
    Gesco AG.............................................    85,076    3,039,428
    Grammer AG...........................................   315,419   21,982,907
    H&R GmbH & Co. KGaA..................................   175,300    2,350,994
    Hamburger Hafen und Logistik AG......................    22,962      529,653
#   Hapag-Lloyd AG.......................................    32,006    1,299,599
#*  Heidelberger Druckmaschinen AG....................... 3,426,707    9,840,186
    Hella GmbH & Co. KGaA................................   132,984    7,834,303
    Hornbach Baumarkt AG.................................    78,948    2,340,381
    Hornbach Holding AG & Co. KGaA.......................     6,786      472,239
    Indus Holding AG.....................................   304,457   19,108,178
    Isra Vision AG.......................................   171,399   10,547,943
    Jenoptik AG..........................................   712,595   28,666,331
    K+S AG............................................... 3,450,944   91,239,116
    Kloeckner & Co. SE................................... 2,368,353   26,088,608
    KSB SE & Co. KGaA....................................     5,771    2,420,713
    KWS Saat SE..........................................    12,071    4,759,875
    Lanxess AG...........................................   345,621   28,399,718
    Leifheit AG..........................................    86,649    2,074,504
    Leoni AG.............................................   867,948   44,275,460
#*  Manz AG..............................................    23,232      969,918
    Mediclin AG..........................................   647,471    4,619,781
    METRO AG.............................................   384,688    4,750,617
    MLP SE............................................... 1,175,506    7,672,200
    Nexus AG.............................................   158,735    4,919,700
*   Nordex SE............................................   642,106    7,211,627
    OSRAM Licht AG.......................................   262,512   11,720,768
    Paragon GmbH & Co. KGaA..............................       949       50,882

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                            SHARES      VALUE>>
                                                          ---------- --------------
GERMANY -- (Continued)
    Patrizia Immobilien AG...............................     47,559 $    1,072,862
    PNE AG...............................................  1,035,892      3,054,168
    Progress-Werk Oberkirch AG...........................      5,643        243,535
#   QSC AG...............................................  2,183,831      3,784,224
    Rheinmetall AG.......................................    855,584    103,398,477
    RHOEN-KLINIKUM AG....................................    569,555     16,730,366
#   SAF-Holland SA.......................................    316,307      5,261,464
    Salzgitter AG........................................  1,310,505     64,811,924
#   SHW AG...............................................    100,857      3,755,772
    Sixt Leasing SE......................................     42,332        844,639
    Sixt SE..............................................     65,220      8,446,985
    SMA Solar Technology AG..............................    124,021      5,240,884
    Software AG..........................................    110,119      5,197,958
#   Suedzucker AG........................................  1,400,355     20,434,614
#*  SUESS MicroTec SE....................................    374,456      6,303,138
    Surteco Group SE.....................................     86,968      2,539,317
    Takkt AG.............................................     80,247      1,512,842
    Technotrans SE.......................................     20,791        983,053
*   Tele Columbus AG.....................................     74,981        464,069
*   Tom Tailor Holding SE................................    471,800      3,522,966
    Traffic Systems SE...................................        586         12,539
    Uniper SE............................................    811,633     25,342,348
#   VERBIO Vereinigte BioEnergie AG......................    407,313      2,949,022
    Vossloh AG...........................................     23,679      1,226,103
    VTG AG...............................................    322,798     21,028,477
    Wacker Neuson SE.....................................    718,159     18,547,460
    Wuestenrot & Wuerttembergische AG....................      3,846         83,930
    Zeal Network SE......................................     27,635        782,307
                                                                     --------------
TOTAL GERMANY............................................             1,023,659,241
                                                                     --------------
GREECE -- (0.0%)
*   Tropea Holding SA....................................      4,581          2,009
                                                                     --------------
HONG KONG -- (3.1%)
    Aeon Credit Service Asia Co., Ltd....................    344,000        291,456
    Agritrade Resources, Ltd............................. 11,615,000      2,531,309
    Alco Holdings, Ltd...................................  1,342,000        222,596
    Allied Group, Ltd....................................  2,033,000     12,700,128
#   Allied Properties HK, Ltd............................ 37,878,372      8,736,394
    APAC Resources, Ltd..................................    123,032         18,756
*   Applied Development Holdings, Ltd....................  1,705,000        119,955
    APT Satellite Holdings, Ltd..........................  3,092,625      1,177,686
    Asia Financial Holdings, Ltd.........................  4,718,106      2,887,507
    Asia Pacific Silk Road Investment Co., Ltd...........  3,240,000         55,726
    Asia Standard Hotel Group, Ltd.......................  6,064,077        352,298
#   Asia Standard International Group, Ltd............... 11,217,503      2,660,089
    Associated International Hotels, Ltd.................  1,537,000      4,664,349
*   BeijingWest Industries International, Ltd............    136,000         20,288
    BOE Varitronix, Ltd..................................  3,326,000      1,320,267
    CCT Fortis Holdings, Ltd.............................  3,622,000        401,843
    Century City International Holdings, Ltd............. 29,999,300      2,756,012
*   Champion Technology Holdings, Ltd....................  4,691,197        257,234
    Chen Hsong Holdings..................................  2,032,000        505,043
    Cheuk Nang Holdings, Ltd.............................  4,778,346      2,922,892
    Chevalier International Holdings, Ltd................  2,760,858      4,271,033
    China Flavors & Fragrances Co., Ltd..................  3,763,291      1,297,681
*   China Soft Power Technology Holdings, Ltd............ 40,180,000        354,175
*   China Star Entertainment, Ltd........................    520,000         17,972
#*  China Strategic Holdings, Ltd........................ 55,980,000        550,190

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                            SHARES      VALUE>>
                                                          ----------- -----------
HONG KONG -- (Continued)
    Chinese Estates Holdings, Ltd........................     540,000 $   717,074
    Chinney Investments, Ltd.............................   1,148,000     452,820
    Chong Hing Bank, Ltd.................................     419,000     778,556
    Chow Sang Sang Holdings International, Ltd...........     585,000   1,027,646
    Chuang's China Investments, Ltd......................  30,924,415   2,051,364
    Chuang's Consortium International, Ltd...............  23,541,520   5,012,953
    CITIC Telecom International Holdings, Ltd............  17,803,000   5,043,268
    CNQC International Holdings, Ltd.....................   2,482,500     668,254
    CNT Group, Ltd.......................................   1,680,000      76,979
#   Cowell e Holdings, Inc...............................   8,100,000   1,708,280
    CSI Properties, Ltd.................................. 123,915,476   6,947,211
*   CST Group, Ltd.......................................  44,912,000     188,493
    CW Group Holdings, Ltd...............................   1,696,500      49,929
    Dah Sing Banking Group, Ltd..........................   7,933,488  16,852,476
    Dah Sing Financial Holdings, Ltd.....................   3,822,556  24,260,464
    Dickson Concepts International, Ltd..................   1,096,000     469,575
    Dynamic Holdings, Ltd................................     388,000     370,598
    Eagle Nice International Holdings, Ltd...............   2,706,000   1,270,558
    EcoGreen International Group, Ltd....................   1,543,840     328,974
    Emperor Capital Group, Ltd...........................  40,866,000   2,479,502
    Emperor Entertainment Hotel, Ltd.....................  11,255,000   2,468,603
    Emperor International Holdings, Ltd..................  34,712,333   9,956,189
    Emperor Watch & Jewellery, Ltd.......................  68,560,000   3,857,338
#*  Esprit Holdings, Ltd.................................  10,346,900   2,799,743
*   eSun Holdings, Ltd...................................  17,308,400   2,804,031
    Far East Consortium International, Ltd...............  29,054,773  16,297,447
#*  FIH Mobile, Ltd......................................  23,817,000   3,618,213
    First Pacific Co., Ltd...............................  20,076,000   9,328,462
*   First Shanghai Investments, Ltd......................  11,112,000     769,526
    Fountain SET Holdings, Ltd...........................  15,054,000   2,265,113
*   Freeman FinTech Corp., Ltd........................... 171,680,000   2,260,873
    Future Bright Holdings, Ltd..........................     174,000      20,204
#   Get Nice Financial Group, Ltd........................   4,153,324     523,801
#   Get Nice Holdings, Ltd............................... 155,230,999   5,448,734
#*  Global Brands Group Holding, Ltd..................... 119,134,000   6,775,948
    Glorious Sun Enterprises, Ltd........................   2,976,000     307,566
    Gold Peak Industries Holdings, Ltd...................   7,973,907     853,593
    Golden Resources Development International, Ltd......  12,045,000     721,175
*   Good Resources Holdings, Ltd.........................     250,000       6,118
    Great Eagle Holdings, Ltd............................   3,284,591  16,123,222
*   G-Resources Group, Ltd............................... 347,025,000   4,072,886
    Guangnan Holdings, Ltd...............................   5,970,000     676,564
#   Haitong International Securities Group, Ltd..........  28,386,376  12,828,488
    Hanison Construction Holdings, Ltd...................   7,248,724   1,256,588
*   Hao Tian Development Group, Ltd......................   4,880,033     167,335
    Harbour Centre Development, Ltd......................   2,204,000   4,229,571
    High Fashion International, Ltd......................     366,000      86,796
    HKR International, Ltd...............................  18,245,598  11,336,823
    Hon Kwok Land Investment Co., Ltd....................   7,146,935   3,962,831
    Hong Kong Ferry Holdings Co., Ltd....................   2,388,000   2,665,745
    Hong Kong International Construction Investment
      Management Group Co., Ltd..........................     884,000     206,455
    Hongkong & Shanghai Hotels, Ltd. (The)...............   7,721,061  10,833,908
    Hongkong Chinese, Ltd................................  22,269,100   3,554,386
    Hopewell Holdings, Ltd...............................   7,071,000  25,119,480
#*  Hsin Chong Group Holdings, Ltd.......................  25,756,000     215,261
*   Huan Yue Interactive Holdings, Ltd...................   1,067,000     152,380
    Hung Hing Printing Group, Ltd........................   7,893,275   1,489,177
#   Hutchison Telecommunications Hong Kong Holdings, Ltd.  20,472,000   7,328,222

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
HONG KONG -- (Continued)
    IPE Group, Ltd....................................... 10,775,000 $ 1,794,408
*   IRC, Ltd.............................................  3,752,000      65,202
    ITC Properties Group, Ltd............................  1,142,782     355,126
    Johnson Electric Holdings, Ltd.......................      6,000      17,785
    Kader Holdings Co., Ltd..............................    256,000      42,518
#   Keck Seng Investments................................  2,818,000   2,512,522
    Kerry Logistics Network, Ltd.........................  2,901,000   3,799,548
#   Kowloon Development Co., Ltd......................... 10,117,277  11,791,301
    Kwoon Chung Bus Holdings, Ltd........................    148,000      81,087
    Lai Sun Development Co., Ltd.........................  7,077,133  12,142,000
#   Lai Sun Garment International, Ltd...................  7,924,492  11,608,954
*   Landing International Development, Ltd...............    105,600     104,752
    Langham Hospitality Investments and Langham
      Hospitality Investments, Ltd.......................    263,000     108,304
*   Lerado Financial Group Co., Ltd......................    658,400       1,996
    Lippo China Resources, Ltd...........................  8,298,000     201,370
    Lippo, Ltd...........................................  4,619,500   2,293,895
    Liu Chong Hing Investment, Ltd.......................  4,334,000   6,853,458
    Luks Group Vietnam Holdings Co., Ltd.................  1,064,642     332,406
    Lung Kee Bermuda Holdings............................    598,000     292,706
    Magnificent Hotel Investment, Ltd.................... 38,616,600     998,515
*   Mason Group Holdings, Ltd............................ 15,620,400     300,221
#*  Master Glory Group, Ltd.............................. 39,452,596     210,471
    Ming Fai International Holdings, Ltd.................  2,592,000     343,183
    Miramar Hotel & Investment...........................  2,199,000   4,193,639
    Modern Dental Group, Ltd.............................    786,000     187,422
#*  Mongolian Mining Corp................................ 19,057,000     289,012
    Nanyang Holdings, Ltd................................     98,850     705,136
    National Electronics Hldgs...........................  4,835,648     727,142
*   Neo-Neon Holdings, Ltd...............................  5,982,000     564,454
*   New Sports Group, Ltd................................     83,500       7,045
#*  NewOcean Energy Holdings, Ltd........................ 16,308,000   4,037,255
*   Next Digital, Ltd....................................    798,000      24,118
    Orient Overseas International, Ltd...................  3,286,000  34,559,507
    Oriental Watch Holdings..............................  4,074,000   1,255,269
*   Pacific Andes International Holdings, Ltd............ 88,958,890     310,544
*   Pacific Basin Shipping, Ltd.......................... 82,174,000  21,474,770
    Paliburg Holdings, Ltd............................... 11,071,041   4,532,201
    Playmates Holdings, Ltd.............................. 30,957,000   4,067,142
    Playmates Toys, Ltd..................................    188,000      17,735
    Pokfulam Development Co..............................    236,000     547,725
    Polytec Asset Holdings, Ltd.......................... 36,404,190   3,952,870
    Public Financial Holdings, Ltd.......................  3,152,444   1,324,080
*   PYI Corp., Ltd....................................... 41,254,086     752,503
    Regal Hotels International Holdings, Ltd.............  8,894,623   5,089,614
*   Regent Pacific Group, Ltd............................  7,420,000     354,454
    Safety Godown Co., Ltd...............................    140,000     277,750
#   SEA Holdings, Ltd....................................  2,351,368   3,363,766
#   Shenwan Hongyuan HK, Ltd.............................  1,785,000     468,023
    Shun Ho Property Investments, Ltd....................    271,173      97,213
    Shun Tak Holdings, Ltd............................... 49,710,546  20,176,330
    Singamas Container Holdings, Ltd..................... 26,232,000   3,350,025
    Sitoy Group Holdings, Ltd............................  3,647,000   1,055,908
*   Solartech International Holdings, Ltd................    760,000     103,571
#   Soundwill Holdings, Ltd..............................  1,750,500   2,792,575
*   South China Holdings Co., Ltd........................ 30,297,751     878,255
    Stella International Holdings, Ltd...................    334,500     379,234
#*  Summit Ascent Holdings, Ltd..........................  2,254,000     230,143
    Sun Hung Kai & Co., Ltd.............................. 11,238,688   6,568,242
#   TAI Cheung Holdings, Ltd.............................  4,652,000   5,018,682

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                            SHARES      VALUE>>
                                                          ----------- ------------
HONG KONG -- (Continued)
#   Tai United Holdings, Ltd.............................     525,000 $     52,229
    Tan Chong International, Ltd.........................   3,879,000    1,404,401
    Tao Heung Holdings, Ltd..............................     293,000       50,794
    Tern Properties Co., Ltd.............................     146,000       78,537
#   Texwinca Holdings, Ltd...............................   3,190,000    1,404,391
    Tian Teck Land, Ltd..................................     646,000      772,565
    Transport International Holdings, Ltd................     361,476    1,045,709
*   Trinity, Ltd.........................................   2,332,000      184,983
    Tsui Wah Holdings, Ltd...............................      34,000        4,119
#   United Laboratories International Holdings, Ltd.
      (The)..............................................   7,152,000    6,820,202
    Upbest Group, Ltd....................................   4,920,000      686,375
    Vantage International Holdings, Ltd..................   5,304,000      520,939
    Vedan International Holdings, Ltd....................   6,036,000      595,199
*   Victory City International Holdings, Ltd.............  74,180,231    1,201,875
#   VSTECS Holdings, Ltd.................................   7,476,000    4,057,721
    Wai Kee Holdings, Ltd................................     346,000      180,560
    Wang On Group, Ltd................................... 105,260,000    1,531,457
    Win Hanverky Holdings, Ltd...........................   3,532,000      310,843
*   Winfull Group Holdings, Ltd..........................  13,504,000      227,492
    Wing On Co. International, Ltd.......................   2,625,500    9,670,774
#   Wing Tai Properties, Ltd.............................   2,506,749    1,962,377
    Wong's International Holdings, Ltd...................      70,000       25,512
    Wong's Kong King International.......................     300,000       43,986
                                                                      ------------
TOTAL HONG KONG..........................................              522,054,770
                                                                      ------------
IRELAND -- (0.3%)
    C&C Group P.L.C......................................   3,081,627   12,383,706
    FBD Holdings P.L.C...................................      99,599    1,207,573
    Kingspan Group P.L.C.................................     122,037    5,667,187
*   Permanent TSB Group Holdings P.L.C...................      39,480       96,690
    Smurfit Kappa Group P.L.C............................     738,842   30,359,198
                                                                      ------------
TOTAL IRELAND............................................               49,714,354
                                                                      ------------
ISRAEL -- (0.7%)
    Albaad Massuot Yitzhak, Ltd..........................      14,144      164,807
    Ashtrom Group, Ltd...................................      35,839      132,801
    Ashtrom Properties, Ltd..............................      39,984      163,569
*   Azorim-Investment Development & Construction Co.,
      Ltd................................................     541,185      486,455
    Carasso Motors, Ltd..................................       1,792        9,693
*   Clal Insurance Enterprises Holdings, Ltd.............     408,033    6,671,836
    Delek Group, Ltd.....................................         935      133,100
    Dor Alon Energy in Israel 1988, Ltd..................       2,098       25,218
#*  El Al Israel Airlines................................   1,555,247      386,956
#*  Elron Electronic Industries, Ltd.....................     112,173      430,891
    First International Bank Of Israel, Ltd..............     598,382   12,874,651
    Formula Systems 1985, Ltd............................     112,580    3,990,584
    Fox Wizel, Ltd.......................................      26,747      553,746
*   Gilat Satellite Networks, Ltd........................      22,557      191,123
    Hadera Paper, Ltd....................................       5,270      376,752
    Harel Insurance Investments & Financial Services,
      Ltd................................................   2,707,460   20,812,573
    Israel Discount Bank, Ltd., Class A..................   6,955,437   21,988,125
*   Israel Land Development Co., Ltd. (The)..............       1,284       10,845
    Isras Investment Co., Ltd............................         761       84,634
*   Jerusalem Oil Exploration............................     207,501   10,467,844
    Kenon Holdings, Ltd..................................     134,258    2,139,538
#   Meitav Dash Investments, Ltd.........................      60,763      182,288
    Menora Mivtachim Holdings, Ltd.......................     469,644    5,067,549
*   Migdal Insurance & Financial Holding, Ltd............   2,076,143    2,035,799

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- ------------
ISRAEL -- (Continued)
    Neto ME Holdings, Ltd................................        823 $     65,467
    Oil Refineries, Ltd.................................. 20,131,746    9,272,960
    Paz Oil Co., Ltd.....................................     16,960    2,420,764
    Phoenix Holdings, Ltd. (The).........................  1,060,862    5,675,556
    Plasson Industries, Ltd..............................      1,316       55,760
    Shikun & Binui, Ltd..................................    200,312      371,450
    Summit Real Estate Holdings, Ltd.....................    334,985    2,857,514
#*  Union Bank of Israel.................................    485,299    1,999,166
                                                                     ------------
TOTAL ISRAEL.............................................             112,100,014
                                                                     ------------
ITALY -- (4.7%)
    A2A SpA.............................................. 22,086,709   40,516,069
    ACEA SpA.............................................     69,184    1,093,483
*   Aeffe SpA............................................    292,205      983,530
*   Arnoldo Mondadori Editore SpA........................  2,495,657    4,244,954
    Ascopiave SpA........................................     53,667      199,432
#*  Astaldi SpA..........................................  1,314,821    2,956,093
    Autostrade Meridionali SpA...........................      1,006       33,835
    Banca IFIS SpA.......................................    121,709    3,806,631
    Banca Popolare di Sondrio SCPA....................... 10,268,864   44,409,412
#   Banca Profilo SpA....................................  2,698,377      677,226
    Banca Sistema SpA....................................    305,390      748,420
#*  Banco BPM SpA........................................ 27,520,260   87,222,364
    Banco di Desio e della Brianza SpA...................    423,435    1,084,572
#   BPER Banca........................................... 14,267,392   79,428,026
#   Buzzi Unicem SpA.....................................  1,819,516   40,019,709
#   Cairo Communication SpA..............................    575,329    2,178,952
    Cementir Holding SpA.................................  1,905,530   15,436,403
    CIR-Compagnie Industriali Riunite SpA................  9,958,373   12,074,563
    Credito Emiliano SpA.................................  1,418,313   10,502,276
#*  d'Amico International Shipping SA....................  5,194,117    1,049,718
    Danieli & C Officine Meccaniche SpA..................    280,849    6,892,688
    De' Longhi SpA.......................................     99,421    2,921,022
    DeA Capital SpA......................................  2,072,730    3,123,068
    El.En. SpA...........................................     30,334    1,000,803
*   Elica SpA............................................     84,509      213,037
    Emak SpA.............................................    781,325    1,101,481
    ERG SpA..............................................  1,452,822   32,653,361
#   Esprinet SpA.........................................    586,460    2,649,318
#*  Eurotech SpA.........................................    791,554    2,310,418
*   Exprivia SpA.........................................    287,084      406,755
    Falck Renewables SpA.................................  4,295,020   11,324,631
*   Fincantieri SpA......................................  7,127,381   10,726,118
    FNM SpA..............................................  3,281,055    2,298,936
#*  GEDI Gruppo Editoriale SpA...........................  2,306,486      912,161
    Hera SpA.............................................    100,296      332,636
#*  IMMSI SpA............................................  4,589,351    2,871,956
#*  Intek Group SpA......................................  2,744,765    1,156,011
    Italmobiliare SpA....................................    165,383    3,953,751
    IVS Group SA.........................................     11,002      152,348
    La Doria SpA.........................................     37,641      461,361
#   Leonardo SpA.........................................  1,693,697   20,234,704
    Massimo Zanetti Beverage Group SpA...................     49,129      402,548
*   Openjobmetis SpA agenzia per il lavoro...............        771        8,927
#   OVS SpA..............................................    640,609    2,094,203
#   Panariagroup Industrie Ceramiche SpA.................     33,320      113,054
    Parmalat SpA.........................................        165          570
    Piaggio & C SpA......................................    195,887      516,330
    Prima Industrie SpA..................................     25,636    1,088,468

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- ------------
ITALY -- (Continued)
    Reno de Medici SpA...................................  2,863,186 $  3,474,633
#   Retelit SpA..........................................  3,377,075    6,348,680
    Sabaf SpA............................................     19,999      378,611
#*  Safilo Group SpA.....................................    366,863    1,886,911
#*  Saipem SpA...........................................  9,603,578   50,161,324
#   Salini Impregilo SpA.................................  3,545,872    9,349,108
    Servizi Italia SpA...................................     43,056      232,954
    Societa Cattolica di Assicurazioni SC................  4,642,964   42,597,361
    Societa Iniziative Autostradali e Servizi SpA........    489,853    8,676,580
*   Sogefi SpA...........................................    249,845      621,034
    SOL SpA..............................................     46,763      592,894
    Tamburi Investment Partners SpA......................     36,746      270,345
#   Unione di Banche Italiane SpA........................ 25,451,940  105,016,991
#   Unipol Gruppo SpA.................................... 12,266,956   50,954,868
#   UnipolSai Assicurazioni SpA.......................... 16,465,248   37,423,371
    Vittoria Assicurazioni SpA...........................    233,545    3,808,357
                                                                     ------------
TOTAL ITALY..............................................             782,380,354
                                                                     ------------
JAPAN -- (26.1%)
    77 Bank, Ltd. (The)..................................    500,200   12,046,966
    A&A Material Corp....................................      5,500       61,049
    A&D Co., Ltd.........................................    270,800    2,541,306
    Achilles Corp........................................    323,300    6,753,300
    ADEKA Corp...........................................  1,163,500   19,693,235
    Agro-Kanesho Co., Ltd................................     16,600      445,285
    Ahresty Corp.........................................    669,800    5,884,548
    Aichi Bank, Ltd. (The)...............................     87,100    4,088,370
    Aichi Corp...........................................    176,200    1,007,399
    Aichi Steel Corp.....................................    289,500   11,129,044
    Aichi Tokei Denki Co., Ltd...........................     14,800      592,654
    Aiphone Co., Ltd.....................................     91,900    1,447,971
    Airport Facilities Co., Ltd..........................    590,000    3,280,497
#   Airtech Japan, Ltd...................................     18,400      134,052
    Aisan Industry Co., Ltd..............................    997,130    9,097,020
    Akatsuki Corp........................................     16,800       63,504
*   Akebono Brake Industry Co., Ltd......................     28,100       69,727
    Akita Bank, Ltd. (The)...............................    281,500    7,590,265
    Alconix Corp.........................................    245,300    3,784,594
    Alinco, Inc..........................................    113,300    1,106,984
    Alpen Co., Ltd.......................................    574,900   12,422,289
#   Alpha Corp...........................................    143,100    1,975,955
    Alpha Systems, Inc...................................     17,360      358,250
#   Alpine Electronics, Inc..............................  1,090,300   24,320,808
    Alps Logistics Co., Ltd..............................    138,800    1,058,807
    Altech Co., Ltd......................................     20,000       65,176
    Anabuki Kosan, Inc...................................      1,800       50,232
    AOI Electronic Co., Ltd..............................      7,500      248,371
    AOKI Holdings, Inc...................................    694,922    9,961,488
#   Aomori Bank, Ltd. (The)..............................    399,800   12,253,066
    Aoyama Trading Co., Ltd..............................    958,999   31,716,357
    Arakawa Chemical Industries, Ltd.....................    433,200    7,270,544
    Araya Industrial Co., Ltd............................     99,000    1,818,988
#   Arcland Sakamoto Co., Ltd............................    389,400    5,452,180
    Arcs Co., Ltd........................................    144,900    3,627,947
    Arisawa Manufacturing Co., Ltd.......................    857,282    9,108,334
    Artnature, Inc.......................................    106,600      746,821
    Asahi Broadcasting Group Holdings Corp...............    158,100    1,180,054
    Asahi Diamond Industrial Co., Ltd....................    826,600    6,019,444
    Asahi Kogyosha Co., Ltd..............................    103,124    3,166,558

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    ASAHI YUKIZAI Corp...................................   356,100 $ 7,023,190
    Asanuma Corp.........................................   684,000   2,450,410
#   Ashimori Industry Co., Ltd...........................   132,299   2,968,620
    Asia Pile Holdings Corp..............................   282,800   2,004,223
    ASKA Pharmaceutical Co., Ltd.........................   265,900   3,097,488
    As-me ESTELLE Co., Ltd...............................     9,000      64,751
#   Asti Corp............................................    79,800   1,742,145
    Asunaro Aoki Construction Co., Ltd...................   573,800   5,114,758
    Atsugi Co., Ltd......................................   111,300   1,168,563
    Awa Bank, Ltd. (The)................................. 3,499,600  22,611,449
    Bando Chemical Industries, Ltd.......................   361,600   3,977,511
    Bank of Iwate, Ltd. (The)............................   229,100   9,767,372
    Bank of Kochi, Ltd. (The)............................    57,499     607,625
#   Bank of Nagoya, Ltd. (The)...........................   139,070   5,075,436
    Bank of Okinawa, Ltd. (The)..........................   335,640  13,242,832
    Bank of Saga, Ltd. (The).............................   205,800   4,814,684
    Bank of the Ryukyus, Ltd.............................   921,500  14,615,556
    Bank of Toyama, Ltd. (The)...........................     1,700      66,768
    Belluna Co., Ltd.....................................   726,324   8,495,503
    Bunka Shutter Co., Ltd...............................   290,200   2,410,832
    CAC Holdings Corp....................................   191,600   1,850,179
    Canon Electronics, Inc...............................    98,400   2,079,550
#   Carlit Holdings Co., Ltd.............................   278,700   2,560,216
    Cawachi, Ltd.........................................   486,300   9,546,447
    Central Glass Co., Ltd............................... 1,013,200  24,220,137
    Chiba Kogyo Bank, Ltd. (The)......................... 1,158,100   5,217,868
    Chilled & Frozen Logistics Holdings Co., Ltd.........     5,700      68,597
    Chino Corp...........................................    16,300     235,873
    Chiyoda Integre Co., Ltd.............................    97,900   2,167,734
    Chodai Co., Ltd......................................     2,600      20,561
    Chori Co., Ltd.......................................    28,000     519,792
    Chubu Shiryo Co., Ltd................................   375,700   5,458,025
    Chudenko Corp........................................   101,760   2,467,213
    Chuetsu Pulp & Paper Co., Ltd........................   248,911   3,722,411
    Chugoku Bank, Ltd. (The).............................   115,700   1,227,511
    Chugoku Marine Paints, Ltd........................... 1,321,600  12,687,689
    Chukyo Bank, Ltd. (The)..............................   166,700   3,462,229
#   Chuo Gyorui Co., Ltd.................................    60,600   1,531,518
    Chuo Spring Co., Ltd.................................    92,700   3,248,157
    CI Takiron Corp...................................... 1,133,500   6,536,471
    Citizen Watch Co., Ltd............................... 2,445,400  16,107,326
    Cleanup Corp.........................................   625,300   4,511,888
#   CMK Corp............................................. 1,129,000   7,858,193
    Corona Corp..........................................   258,800   2,969,164
    Cosmos Initia Co., Ltd...............................     4,500      28,620
    Create Medic Co., Ltd................................    16,000     199,489
    CTI Engineering Co., Ltd.............................   352,500   4,577,825
    Daibiru Corp.........................................   184,700   1,907,388
    Dai-Dan Co., Ltd.....................................   272,300   6,489,307
#   Daido Kogyo Co., Ltd.................................   158,089   1,670,471
    Daido Metal Co., Ltd.................................   234,000   2,429,263
    Daido Steel Co., Ltd.................................   161,100   7,956,043
#   Daihatsu Diesel Manufacturing Co., Ltd...............   246,200   1,633,851
    Daiho Corp........................................... 1,711,000  10,224,377
    Daiichi Jitsugyo Co., Ltd............................   121,100   3,864,756
    Daiichi Kensetsu Corp................................     2,700      42,959
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd................     5,500      58,799
    Dai-ichi Seiko Co., Ltd..............................   279,000   4,563,536
#   Daiki Aluminium Industry Co., Ltd....................   660,900   4,372,476

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
#   Daikoku Denki Co., Ltd...............................   119,600 $ 1,893,185
    Daikyo, Inc..........................................     1,200      24,059
#   Dainichi Co., Ltd....................................   233,400   1,683,420
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd................................................   171,000   5,438,287
    Daishi Bank, Ltd. (The)..............................   668,393  28,365,268
#   Daishinku Corp.......................................   213,900   2,431,380
    Daisue Construction Co., Ltd.........................    53,200     614,784
    Daito Bank, Ltd. (The)...............................   351,000   3,924,795
    Daitron Co., Ltd.....................................     9,000     174,980
    Daiwa Industries, Ltd................................   242,800   2,753,710
    Daiwabo Holdings Co., Ltd............................   139,000   7,196,931
#   DCM Holdings Co., Ltd................................ 2,779,300  24,893,732
    Denki Kogyo Co., Ltd.................................     3,800     103,852
    Denyo Co., Ltd.......................................   255,200   3,883,108
    DKS Co., Ltd......................................... 1,015,000   7,063,598
#   DMW Corp.............................................    49,100   1,025,454
    Doutor Nichires Holdings Co., Ltd....................     3,000      56,526
    Dowa Holdings Co., Ltd...............................   236,500   7,605,065
    DSB Co., Ltd.........................................   132,200     676,418
    Duskin Co., Ltd......................................   177,100   4,489,794
    DyDo Group Holdings, Inc.............................    41,300   2,272,064
    Dynic Corp...........................................    43,600     408,315
    Ebara Jitsugyo Co., Ltd..............................    12,100     255,682
#   EDION Corp........................................... 2,570,300  25,694,700
    Ehime Bank, Ltd. (The)...............................   681,199   7,855,288
    Eidai Co., Ltd.......................................   453,000   2,244,625
    Eighteenth Bank, Ltd. (The).......................... 3,996,000  10,780,770
    Eizo Corp............................................   148,400   6,623,488
    Elematec Corp........................................    61,800   1,456,425
    Endo Lighting Corp...................................   216,900   1,734,682
#   Enomoto Co., Ltd.....................................    25,400     292,279
    Enplas Corp..........................................    22,000     621,154
    ESPEC Corp...........................................   288,400   6,037,064
    Excel Co., Ltd.......................................   236,100   5,372,859
    Exedy Corp...........................................   384,500  12,371,338
    Faith, Inc...........................................    22,960     268,501
    FALCO HOLDINGS Co., Ltd..............................    46,400     790,598
    Fenwal Controls of Japan, Ltd........................     7,300     105,514
    Ferrotec Holdings Corp...............................    85,300   1,275,150
    FIDEA Holdings Co., Ltd.............................. 3,701,900   5,802,474
    First Bank of Toyama, Ltd. (The).....................    50,100     220,918
    First Juken Co., Ltd.................................    84,400   1,057,667
#   FJ Next Co., Ltd.....................................   348,200   3,180,146
    Foster Electric Co., Ltd.............................   432,800   5,801,346
    France Bed Holdings Co., Ltd.........................    33,800     295,196
    F-Tech, Inc..........................................   322,200   3,985,711
    Fuji Co., Ltd........................................    36,100     705,440
    Fuji Corp., Ltd......................................   380,700   3,151,795
    Fuji Die Co., Ltd....................................     4,400      36,092
    Fuji Oil Co., Ltd.................................... 1,073,900   4,058,953
    Fuji Oozx, Inc.......................................       600      23,345
    Fuji Soft, Inc.......................................    38,000   1,547,604
    Fujicco Co., Ltd.....................................    21,500     471,168
    Fujikura Kasei Co., Ltd..............................   451,100   2,616,573
    Fujikura Rubber, Ltd.................................   531,400   3,013,280
    Fujikura, Ltd........................................ 3,086,500  19,895,315
    Fujisash Co., Ltd....................................   754,500     757,781
    Fujishoji Co., Ltd...................................   106,800   1,123,976
    Fujitsu Frontech, Ltd................................   373,900   4,517,298

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    FuKoKu Co., Ltd......................................   182,200 $ 1,631,987
    Fukuda Corp..........................................   108,900   6,560,075
    Fukui Bank, Ltd. (The)...............................   229,500   5,265,438
*   Fukushima Bank, Ltd. (The)...........................   273,078   1,664,792
    Fukuyama Transporting Co., Ltd.......................   470,600  22,899,289
    Furukawa Co., Ltd....................................   301,500   4,600,231
    Furuno Electric Co., Ltd.............................   658,800   7,566,345
    Furusato Industries, Ltd.............................   148,000   2,519,770
    Fuso Pharmaceutical Industries, Ltd..................    22,400     590,112
    Futaba Industrial Co., Ltd...........................   339,100   1,984,627
    Fuyo General Lease Co., Ltd..........................   234,300  14,647,923
    Gakken Holdings Co., Ltd.............................    75,700   3,152,575
    Gecoss Corp..........................................   347,600   3,636,779
#   Geo Holdings Corp....................................   451,700   5,693,612
    GL Sciences, Inc.....................................    11,200     151,571
#   Godo Steel, Ltd......................................   397,400   8,188,221
    Goldcrest Co., Ltd...................................   400,030   6,883,210
    Grandy House Corp....................................   218,200     951,746
#   GSI Creos Corp.......................................   173,699   2,459,004
    G-Tekt Corp..........................................   447,000   7,764,721
    Gun-Ei Chemical Industry Co., Ltd....................   119,900   3,873,250
    Gunze, Ltd...........................................   333,600  19,830,639
    H2O Retailing Corp...................................   884,639  14,165,179
    Hagihara Industries, Inc.............................    30,700     534,634
    Hagiwara Electric Holdings Co., Ltd..................    98,600   2,763,960
    Hakuto Co., Ltd......................................   381,000   5,448,990
    Hanwa Co., Ltd.......................................   569,400  21,812,004
    Happinet Corp........................................   114,900   1,591,123
    Harima Chemicals Group, Inc..........................   405,600   3,114,805
    Haruyama Holdings, Inc...............................   261,200   2,403,710
#   Heian Ceremony Service Co., Ltd......................     1,400      11,762
    Heiwa Corp...........................................   297,300   6,668,787
    Heiwa Real Estate Co., Ltd...........................   989,900  17,828,288
    Heiwado Co., Ltd.....................................   404,024  10,342,198
    Hibiya Engineering, Ltd..............................   430,400   8,611,711
    HI-LEX Corp..........................................    80,100   1,991,888
#   Hirakawa Hewtech Corp................................    28,100     349,976
    Hiroshima Bank, Ltd. (The)...........................   150,700   1,037,033
    Hitachi Zosen Corp................................... 3,348,519  15,697,279
#   Hodogaya Chemical Co., Ltd...........................    60,499   1,773,446
#   Hokkaido Coca-Cola Bottling Co., Ltd.................    89,199   3,027,840
    Hokkan Holdings, Ltd.................................   982,000   3,275,517
    Hokko Chemical Industry Co., Ltd.....................   554,000   3,026,983
    Hokkoku Bank, Ltd. (The).............................   627,116  26,497,336
    Hokuetsu Bank, Ltd. (The)............................   442,700   9,427,883
    Hokuetsu Corp........................................ 4,090,174  22,873,179
    Hokuhoku Financial Group, Inc........................ 1,679,600  24,198,880
    Hokuriku Electric Industry Co., Ltd..................     9,700     110,656
#   Hokuriku Electrical Construction Co., Ltd............   112,700   1,081,376
#   H-One Co., Ltd.......................................   560,000   6,425,423
    Honeys Holdings Co., Ltd.............................   260,900   2,454,974
    Honshu Chemical Industry Co., Ltd....................    11,900     120,466
#   Hoosiers Holdings....................................   693,500   4,772,437
#   Hosiden Corp.........................................   842,700   7,075,733
    Hurxley Corp.........................................     4,100      38,515
    Hyakugo Bank, Ltd. (The)............................. 1,832,355   7,768,377
    Hyakujushi Bank, Ltd. (The).......................... 4,883,000  15,882,488
    Ibiden Co., Ltd...................................... 1,838,300  30,272,640
    IBJ Leasing Co., Ltd.................................   312,500   8,047,669

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
JAPAN -- (Continued)
#   Ichikawa Co., Ltd....................................    117,000 $   377,056
    Ichiken Co., Ltd.....................................      4,600     107,890
    Iino Kaiun Kaisha, Ltd...............................    967,400   4,585,961
#   IJT Technology Holdings Co., Ltd.....................    379,960   2,862,214
    Imasen Electric Industrial...........................    437,299   4,539,066
#   Inaba Seisakusho Co., Ltd............................     62,400     756,826
    Inabata & Co., Ltd...................................  1,361,400  20,080,840
    Ines Corp............................................    992,600  10,570,030
#   Innotech Corp........................................    414,900   5,395,876
#   Intellex Co., Ltd....................................     34,000     265,610
#   I-O Data Device, Inc.................................    221,100   2,276,940
#   Ise Chemicals Corp...................................      9,400     266,110
    Iseki & Co., Ltd.....................................    327,500   6,011,676
    Ishihara Chemical Co., Ltd...........................      1,000      21,356
*   Ishihara Sangyo Kaisha, Ltd..........................    789,600   9,716,621
#   Ishizuka Glass Co., Ltd..............................     58,999   1,266,763
    Itochu Enex Co., Ltd.................................    727,700   7,083,322
    Itochu-Shokuhin Co., Ltd.............................     54,400   2,941,953
    Itoki Corp...........................................  1,029,247   5,748,141
    IwaiCosmo Holdings, Inc..............................    402,200   5,302,149
#   Iwaki & Co., Ltd.....................................    861,000   3,874,022
    Iwasaki Electric Co., Ltd............................    215,100   3,128,916
    Iwatsu Electric Co., Ltd.............................    148,500   1,076,019
    Iyo Bank, Ltd. (The).................................     55,200     380,998
    Jaccs Co., Ltd.......................................    433,500   9,455,887
    Jafco Co., Ltd.......................................    433,500  15,870,414
    Janome Sewing Machine Co., Ltd.......................    397,600   2,513,186
    Japan Asia Group, Ltd................................    430,700   1,821,931
    Japan Cash Machine Co., Ltd..........................     25,700     280,678
#*  Japan Display, Inc................................... 11,918,700  15,403,995
    Japan Electronic Materials Corp......................     44,200     310,209
    Japan Foundation Engineering Co., Ltd................    255,600     909,820
    Japan Oil Transportation Co., Ltd....................     52,021   1,476,630
    Japan Pulp & Paper Co., Ltd..........................    189,000   8,171,204
    Japan Transcity Corp.................................    995,600   5,109,707
    Japan Wool Textile Co., Ltd. (The)...................    885,800   7,770,895
    Jimoto Holdings, Inc.................................    974,300   1,458,193
    JK Holdings Co., Ltd.................................    158,100   1,231,091
    JMS Co., Ltd.........................................    361,243   2,199,933
    Joban Kosan Co., Ltd.................................     21,200     354,659
    J-Oil Mills, Inc.....................................    255,600   8,719,105
    Joshin Denki Co., Ltd................................     48,000   1,455,632
    Juki Corp............................................     34,000     354,501
    Juroku Bank, Ltd. (The)..............................    403,700  10,977,866
    JVC Kenwood Corp.....................................  2,800,100   7,857,673
    K&O Energy Group, Inc................................    317,500   5,341,851
#*  Kadokawa Dwango......................................    802,600   8,544,371
    Kaga Electronics Co., Ltd............................    418,700   9,355,374
    Kamei Corp...........................................    774,200  10,857,350
    Kanaden Corp.........................................    447,400   5,250,577
    Kanagawa Chuo Kotsu Co., Ltd.........................      6,400     219,338
    Kandenko Co., Ltd....................................    944,600   9,837,365
    Kanematsu Corp.......................................    892,300  12,866,330
*   Kansai Mirai Financial Group, Inc....................  1,184,388   9,888,762
    Kasai Kogyo Co., Ltd.................................    135,300   1,693,323
    Katakura & Co-op Agri Corp...........................     27,900     295,471
    Katakura Industries Co., Ltd.........................    148,300   1,716,796
    Kato Sangyo Co., Ltd.................................     18,400     624,845
#   Kato Works Co., Ltd..................................    301,373   8,143,130

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    KAWADA TECHNOLOGIES, Inc.............................   123,400 $ 7,816,262
#   Kawagishi Bridge Works Co., Ltd......................    18,999     713,683
#*  Kawasaki Kisen Kaisha, Ltd...........................   687,700  12,488,688
    Kawasumi Laboratories, Inc...........................   360,720   2,295,541
    Keihanshin Building Co., Ltd.........................   449,500   3,744,239
#   Keihin Co., Ltd......................................    43,200     637,655
    Keihin Corp.......................................... 1,146,700  23,675,279
    Keiyo Bank, Ltd. (The)............................... 4,366,000  19,270,462
    Keiyo Co., Ltd.......................................   167,200     804,423
    KEL Corp.............................................    38,300     407,415
#   Kimoto Co., Ltd......................................    68,200     200,471
    Kimura Unity Co., Ltd................................     9,500     108,197
    King Co., Ltd........................................    26,700     119,859
#*  Kinki Sharyo Co., Ltd. (The).........................     8,700     190,466
    Kintetsu World Express, Inc..........................    81,800   1,650,480
    Kissei Pharmaceutical Co., Ltd.......................   192,400   5,409,508
    Kitagawa Corp........................................   196,500   4,740,093
    Kita-Nippon Bank, Ltd. (The).........................   176,100   4,120,947
    Kitano Construction Corp.............................   984,000   3,519,464
    Kitz Corp............................................   513,800   4,550,152
    Kiyo Bank, Ltd. (The)................................ 1,231,000  20,768,511
    Koa Corp.............................................   243,489   5,344,265
    Koatsu Gas Kogyo Co., Ltd............................   150,600   1,261,859
#   Kohnan Shoji Co., Ltd................................   914,400  19,989,518
    Kohsoku Corp.........................................    15,800     193,193
    Koike Sanso Kogyo Co., Ltd...........................       300       7,944
*   Kojima Co., Ltd......................................   893,300   4,292,605
    Kokuyo Co., Ltd......................................   582,311   9,867,699
    KOMAIHALTEC, Inc.....................................    68,400   1,488,992
    Komatsu Seiren Co., Ltd..............................   431,200   3,667,973
    Komatsu Wall Industry Co., Ltd.......................   164,000   3,361,694
    Komehyo Co., Ltd.....................................   108,600   1,858,342
    Komeri Co., Ltd......................................   467,800  11,159,479
    Komori Corp..........................................   381,600   4,773,010
    Konaka Co., Ltd......................................   599,703   2,793,223
    Konishi Co., Ltd.....................................   372,500   6,175,196
    Konoike Transport Co., Ltd...........................   286,000   4,551,932
    Kosaido Co., Ltd.....................................   141,300     671,069
    Krosaki Harima Corp..................................   151,000  11,343,342
    KRS Corp.............................................   124,400   3,391,780
    KU Holdings Co., Ltd.................................   256,100   2,157,002
#   Kumiai Chemical Industry Co., Ltd....................   116,800   1,058,929
    Kunimine Industries Co., Ltd.........................    16,400     150,206
    Kurabo Industries, Ltd............................... 6,158,000  19,267,126
    Kureha Corp..........................................   314,700  21,689,507
    Kurimoto, Ltd........................................   251,100   4,733,339
    KYB Corp.............................................   429,600  20,183,676
    Kyodo Printing Co., Ltd..............................   212,700   5,780,936
#   Kyoei Steel, Ltd.....................................   673,700  13,189,783
    Kyokuto Boeki Kaisha, Ltd............................   397,000   1,586,991
    Kyokuto Kaihatsu Kogyo Co., Ltd......................   910,150  14,923,518
    KYORIN Holdings, Inc.................................   279,500   5,690,944
    Kyoritsu Printing Co., Ltd...........................   176,000     590,827
    Kyosan Electric Manufacturing Co., Ltd...............   846,500   5,243,260
    Kyowa Electronic Instruments Co., Ltd................   300,000   1,158,052
    Kyowa Leather Cloth Co., Ltd.........................   367,600   3,331,744
    Kyushu Financial Group, Inc.......................... 1,674,095   8,576,140
    Kyushu Leasing Service Co., Ltd......................     6,000      40,423
    Leopalace21 Corp..................................... 1,914,500  10,519,982

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    Lonseal Corp.........................................    11,400 $   214,484
#   Look Holdings, Inc...................................   231,399   2,840,984
    Macnica Fuji Electronics Holdings, Inc...............   811,650  13,742,670
    Maeda Corp...........................................   187,100   2,199,057
    Maeda Road Construction Co., Ltd.....................   493,800   9,552,446
    Maezawa Industries, Inc..............................    96,000     397,075
    Maezawa Kasei Industries Co., Ltd....................   157,400   1,755,822
    Maezawa Kyuso Industries Co., Ltd....................   146,300   2,794,374
    Makino Milling Machine Co., Ltd...................... 2,407,000  19,450,977
    Mamiya-Op Co., Ltd...................................     3,500      32,874
    Mars Engineering Corp................................    23,000     498,846
    Marubun Corp.........................................   515,500   3,830,573
#   Marudai Food Co., Ltd................................ 3,282,000  14,021,918
    Marufuji Sheet Piling Co., Ltd.......................     1,800      43,453
    Maruka Machinery Co., Ltd............................    52,400     962,510
    Maruyama Manufacturing Co., Inc......................    44,300     733,040
#*  Maruzen CHI Holdings Co., Ltd........................    50,900     168,928
    Maruzen Showa Unyu Co., Ltd.......................... 1,547,000   7,388,970
    Matsuda Sangyo Co., Ltd..............................   157,800   2,279,335
    Matsui Construction Co., Ltd.........................   430,700   3,667,401
    Max Co., Ltd.........................................    13,000     184,693
    Maxell Holdings, Ltd.................................   774,300  12,773,797
    Maxvalu Nishinihon Co., Ltd..........................     9,600     152,470
    Maxvalu Tokai Co., Ltd...............................   107,700   2,361,405
    Meiji Shipping Co., Ltd..............................    16,100      59,457
    Meisei Industrial Co., Ltd...........................   467,200   3,774,055
    Meiwa Corp...........................................   420,500   1,828,652
    Meiwa Estate Co., Ltd................................   367,900   2,255,214
    Melco Holdings, Inc..................................    14,200     542,337
#   Michinoku Bank, Ltd. (The)...........................   339,400   5,438,356
    Mikuni Corp..........................................   530,000   2,949,944
    Mimasu Semiconductor Industry Co., Ltd...............   301,100   5,086,301
    Ministop Co., Ltd....................................   100,200   1,897,992
#   Miraial Co., Ltd.....................................    46,400     473,349
#   Mirait Holdings Corp.................................   876,940  13,492,724
    Misawa Homes Co., Ltd................................   490,200   4,289,208
    Mitani Corp..........................................    35,900   1,673,133
    Mitani Sangyo Co., Ltd...............................     6,700      20,886
    Mito Securities Co., Ltd.............................   831,400   2,908,647
    Mitsuba Corp.........................................   338,300   2,921,524
    Mitsubishi Kakoki Kaisha, Ltd........................    20,600     384,029
#   Mitsubishi Logistics Corp............................   567,200  12,976,008
    Mitsubishi Paper Mills, Ltd..........................   730,000   4,252,418
    Mitsubishi Shokuhin Co., Ltd.........................    26,900     720,766
    Mitsubishi Steel Manufacturing Co., Ltd..............   359,300   7,294,846
#*  Mitsui E&S Holdings Co., Ltd......................... 1,763,200  25,261,236
#   Mitsui High-Tec, Inc.................................   479,300   6,182,710
    Mitsui Home Co., Ltd.................................   349,000   2,420,596
    Mitsui Matsushima Co., Ltd...........................   287,200   4,073,952
    Mitsui Sugar Co., Ltd................................    33,800   1,025,977
*   Mitsui-Soko Holdings Co., Ltd........................ 2,402,000   7,622,080
    Mitsumura Printing Co., Ltd..........................     2,000      41,722
    Mitsuuroko Group Holdings Co., Ltd...................   773,300   5,919,624
    Miyaji Engineering Group, Inc........................    93,300   1,680,267
    Miyazaki Bank, Ltd. (The)............................   413,726  12,559,650
    Miyoshi Oil & Fat Co., Ltd...........................   110,400   1,363,552
    Mizuno Corp..........................................   283,979   9,333,706
    Morito Co., Ltd......................................   155,100   1,299,522
    Mory Industries, Inc.................................   142,300   4,372,184

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
JAPAN -- (Continued)
    MrMax Holdings, Ltd..................................    479,600 $ 2,761,035
    Murakami Corp........................................     41,100   1,121,085
    Musashino Bank, Ltd. (The)...........................    722,200  22,343,667
    Muto Seiko Co........................................     10,100      69,728
#   Nadex Co., Ltd.......................................     41,100     385,794
    Nafco Co., Ltd.......................................     47,100     772,410
#   Nagano Bank, Ltd. (The)..............................    142,799   2,363,195
    Nagano Keiki Co., Ltd................................      5,200      61,902
    Nagase & Co., Ltd....................................  1,475,500  23,939,885
    Nakabayashi Co., Ltd.................................    543,600   3,362,861
    Nakanishi Manufacturing Co., Ltd.....................      5,300      59,452
    Nakano Corp..........................................    196,300   1,246,098
#   Nakayama Steel Works, Ltd............................    350,500   2,059,352
    Nakayo, Inc..........................................     21,200     336,546
    Nanto Bank, Ltd. (The)...............................    401,200  10,478,756
    Narasaki Sangyo Co., Ltd.............................    154,000     573,194
    NDS Co., Ltd.........................................     91,699   4,606,308
    NEC Capital Solutions, Ltd...........................    239,600   4,057,108
    Neturen Co., Ltd.....................................    825,600   7,711,002
    Nice Holdings, Inc...................................     58,600     701,883
    Nichia Steel Works, Ltd..............................    618,300   1,983,185
    Nichiban Co., Ltd....................................    141,200   3,794,443
    Nichicon Corp........................................  1,378,100  17,313,542
    Nichiden Corp........................................     55,500   1,034,447
    Nichimo Co., Ltd.....................................     59,500     915,615
    Nichireki Co., Ltd...................................    726,700   8,150,098
    Nichirin Co., Ltd....................................        380       8,260
#   Nihon Dempa Kogyo Co., Ltd...........................    510,500   2,405,588
    Nihon Denkei Co., Ltd................................     28,100     431,169
    Nihon Eslead Corp....................................    210,800   3,306,966
    Nihon Kagaku Sangyo Co., Ltd.........................     23,100     289,701
#   Nihon Nohyaku Co., Ltd...............................    507,600   3,087,781
    Nihon Plast Co., Ltd.................................    256,700   2,375,656
    Nihon Tokushu Toryo Co., Ltd.........................    116,400   2,418,931
    Nihon Yamamura Glass Co., Ltd........................  1,828,000   3,169,810
    Nikki Co., Ltd.......................................        400       8,605
    Nikko Co., Ltd.......................................    132,200   3,177,162
    Nikkon Holdings Co., Ltd.............................    995,800  26,990,880
    Nippi, Inc...........................................     17,000     600,973
    Nippo Corp...........................................    268,300   5,052,866
    Nippon Beet Sugar Manufacturing Co., Ltd.............    265,800   5,580,381
    Nippon Carbide Industries Co., Inc...................    165,700   2,941,701
#   Nippon Chemical Industrial Co., Ltd..................    237,400   9,194,488
    Nippon Chemi-Con Corp................................    304,600  10,661,503
    Nippon Coke & Engineering Co., Ltd...................  2,973,900   3,144,291
    Nippon Concrete Industries Co., Ltd..................  1,107,700   3,335,062
#   Nippon Denko Co., Ltd................................  3,610,325  10,754,624
    Nippon Densetsu Kogyo Co., Ltd.......................    301,000   6,210,667
    Nippon Felt Co., Ltd.................................     73,100     339,496
#   Nippon Filcon Co., Ltd...............................     64,800     354,872
#   Nippon Fine Chemical Co., Ltd........................    259,100   3,204,403
    Nippon Flour Mills Co., Ltd..........................    915,400  15,485,279
#   Nippon Hume Corp.....................................    649,700   5,368,126
    Nippon Kayaku Co., Ltd...............................    167,100   1,905,531
    Nippon Kinzoku Co., Ltd..............................    156,100   2,845,588
    Nippon Koei Co., Ltd.................................    334,500   9,209,535
#   Nippon Koshuha Steel Co., Ltd........................    131,100     936,555
    Nippon Light Metal Holdings Co., Ltd................. 10,848,900  24,508,188
#   Nippon Paper Industries Co., Ltd.....................  1,519,100  24,888,297

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    Nippon Pillar Packing Co., Ltd.......................   385,400 $ 5,256,801
    Nippon Piston Ring Co., Ltd..........................   205,600   4,047,683
    Nippon Rietec Co., Ltd...............................    49,400     696,090
    Nippon Road Co., Ltd. (The)..........................   220,800  11,880,156
    Nippon Seiki Co., Ltd................................   387,100   8,122,501
    Nippon Seisen Co., Ltd...............................    53,400   2,272,853
    Nippon Sheet Glass Co., Ltd..........................   998,099  10,448,616
    Nippon Signal Co., Ltd............................... 1,000,600   9,667,631
    Nippon Soda Co., Ltd................................. 2,761,000  16,221,784
    Nippon Steel & Sumikin Bussan Corp...................   353,380  18,153,978
#   Nippon Thompson Co., Ltd............................. 1,377,600  10,094,504
    Nippon Tungsten Co., Ltd.............................     4,500      85,454
    Nippon View Hotel Co., Ltd...........................    65,800     821,657
    Nippon Yakin Kogyo Co., Ltd.......................... 2,348,500   7,910,608
    Nishikawa Rubber Co., Ltd............................    12,000     252,823
    Nishimatsu Construction Co., Ltd..................... 1,106,515  31,648,049
    Nishi-Nippon Financial Holdings, Inc................. 1,169,200  13,969,766
    Nissan Shatai Co., Ltd...............................   489,400   4,607,565
    Nissan Tokyo Sales Holdings Co., Ltd.................   428,500   1,324,958
    Nissei Corp..........................................     1,200      13,053
    Nissei Plastic Industrial Co., Ltd...................   299,100   3,416,781
    Nisshin Fudosan Co...................................   989,500   6,107,873
    Nisshin Oillio Group, Ltd. (The).....................   812,900  22,608,431
    Nisshin Steel Co., Ltd...............................   967,200  13,602,309
    Nisshinbo Holdings, Inc.............................. 1,945,688  21,408,753
    Nissin Corp..........................................   269,000   6,176,177
    Nissin Kogyo Co., Ltd................................   669,400  11,472,824
    Nissin Sugar Co., Ltd................................   327,500   6,378,885
    Nissui Pharmaceutical Co., Ltd.......................   148,600   1,828,370
    Nitta Gelatin, Inc...................................   120,800     877,992
    Nittan Valve Co., Ltd................................   308,700     984,719
    Nittetsu Mining Co., Ltd.............................   182,700   8,776,813
    Nitto Boseki Co., Ltd................................    15,800     392,866
#   Nitto FC Co., Ltd....................................    41,705     293,680
    Nitto Fuji Flour Milling Co., Ltd....................    31,500   1,464,430
    Nitto Kogyo Corp.....................................   234,000   4,023,793
    Nitto Seiko Co., Ltd.................................   397,700   2,638,936
    NJS Co., Ltd.........................................     9,300     149,008
    Noda Corp............................................    69,400     729,193
    Noritake Co., Ltd....................................   191,400  10,469,393
#   Noritsu Koki Co., Ltd................................   327,200   6,227,019
    Noritz Corp..........................................   368,900   6,216,048
    North Pacific Bank, Ltd.............................. 6,629,700  23,869,867
    Nozawa Corp..........................................    24,400     270,970
    NS United Kaiun Kaisha, Ltd..........................   335,900   6,965,860
    NTN Corp............................................. 2,914,500  12,866,316
    Odelic Co., Ltd......................................    15,400     603,126
    Oenon Holdings, Inc..................................   551,100   2,250,441
    Ogaki Kyoritsu Bank, Ltd. (The)......................   471,900  12,354,295
    Ohashi Technica, Inc.................................    89,700   1,416,920
    Oita Bank, Ltd. (The)................................   388,300  13,709,599
    Okabe Co., Ltd.......................................   315,600   3,099,756
    Okasan Securities Group, Inc......................... 1,879,000   8,969,465
#   OKK Corp.............................................    92,100     927,498
    Okumura Corp.........................................   149,700   4,920,343
    Okura Industrial Co., Ltd............................   242,600   5,672,141
#   Okuwa Co., Ltd.......................................   316,000   3,178,692
#   Olympic Group Corp...................................   242,500   1,962,288
    ONO Sokki Co., Ltd...................................    43,200     330,597

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
#   Onoken Co., Ltd......................................   414,800 $ 7,141,441
    Onward Holdings Co., Ltd............................. 2,738,100  18,646,325
    Organo Corp..........................................    84,900   2,211,675
    Origin Electric Co., Ltd.............................    98,200   2,006,654
    Osaka Organic Chemical Industry, Ltd.................   211,100   2,819,790
    Osaka Steel Co., Ltd.................................   540,400  10,026,920
    Osaki Electric Co., Ltd..............................   899,800   6,533,834
    OUG Holdings, Inc....................................     8,800     221,264
    Oyo Corp.............................................     4,800      59,927
    Pacific Industrial Co., Ltd.......................... 1,009,800  16,559,477
    PALTAC Corp..........................................   142,200   7,516,492
#   Parco Co., Ltd.......................................   294,100   3,337,136
    Parker Corp..........................................     3,000      14,824
    Pegasus Sewing Machine Manufacturing Co., Ltd........   249,200   2,291,167
    Piolax, Inc..........................................   461,800  11,223,075
#*  Pioneer Corp......................................... 8,594,900  11,698,493
    Plant Co., Ltd.......................................     7,300      88,304
#   Press Kogyo Co., Ltd................................. 2,764,200  17,468,843
#   PS Mitsubishi Construction Co., Ltd..................   299,200   1,622,576
    Raito Kogyo Co., Ltd.................................     4,500      49,369
    Rasa Corp............................................    58,000     519,828
    Regal Corp...........................................       500      12,822
    Renesas Easton Co., Ltd..............................    78,700     388,579
    Rengo Co., Ltd....................................... 3,142,500  28,737,493
#   Retail Partners Co., Ltd.............................    88,800   1,216,633
    Rhythm Watch Co., Ltd................................   246,400   4,619,166
    Riberesute Corp......................................    23,700     198,780
    Ricoh Leasing Co., Ltd...............................   430,400  14,077,903
#   Right On Co., Ltd....................................   285,900   2,794,303
    Riken Corp...........................................   161,400   8,841,731
    Riken Keiki Co., Ltd.................................    82,000   1,776,773
    Riken Technos Corp................................... 1,096,800   5,574,774
    Riso Kagaku Corp.....................................   230,264   4,785,489
#*  RVH, Inc.............................................   137,900     400,247
    Ryobi, Ltd...........................................   759,600  25,391,268
    Ryoden Corp..........................................   400,700   6,320,056
    Ryosan Co., Ltd......................................    98,300   3,714,696
    Ryoyo Electro Corp...................................   214,600   3,452,950
#   S LINE Co., Ltd......................................    10,500     108,540
    Sac's Bar Holdings, Inc..............................     3,700      32,187
    Sakai Chemical Industry Co., Ltd.....................   515,000  14,436,153
    Sakai Heavy Industries, Ltd..........................    83,100   2,798,862
    Sakai Ovex Co., Ltd..................................   137,700   3,159,103
#   Sala Corp............................................   330,400   2,089,229
    SAMTY Co., Ltd.......................................   211,000   3,733,666
    San Holdings, Inc....................................    88,800   1,940,339
*   San ju San Financial Group, Inc......................   242,919   4,683,958
    San-Ai Oil Co., Ltd.................................. 1,209,000  15,517,258
*   Sanden Holdings Corp.................................   638,700   8,481,010
    San-In Godo Bank, Ltd. (The)......................... 3,471,200  32,615,086
    Sanki Engineering Co., Ltd........................... 1,347,000  13,831,123
#   Sanko Gosei, Ltd.....................................    37,200     165,538
    Sanko Metal Industrial Co., Ltd......................    37,500   1,191,584
    Sankyo Seiko Co., Ltd................................   626,200   2,703,070
    Sankyo Tateyama, Inc.................................   589,100   7,482,988
    Sanoh Industrial Co., Ltd............................   579,500   3,780,817
#   Sanoyas Holdings Corp................................   385,000     763,904
    Sansei Technologies, Inc.............................   117,100   1,714,421
#   Sansha Electric Manufacturing Co., Ltd...............   118,600   1,432,596

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    Sanshin Electronics Co., Ltd.........................   295,200 $ 5,165,564
    Sanyei Corp..........................................       400      14,495
    Sanyo Chemical Industries, Ltd.......................   198,300   9,184,548
    Sanyo Denki Co., Ltd.................................    18,400   1,008,287
#   Sanyo Engineering & Construction, Inc................   103,200     826,515
    Sanyo Housing Nagoya Co., Ltd........................    61,900     670,984
    Sanyo Industries, Ltd................................    60,600   1,201,160
#   Sanyo Shokai, Ltd....................................    87,863   1,601,844
#   Sanyo Special Steel Co., Ltd.........................   623,300  16,147,274
    Sata Construction Co., Ltd...........................    79,300     336,940
    Sato Shoji Corp......................................   200,400   2,370,275
#   Sawada Holdings Co., Ltd.............................    40,200     362,463
#   Saxa Holdings, Inc...................................   170,299   3,638,616
    SBS Holdings, Inc....................................   190,400   2,270,811
    Scroll Corp..........................................   760,700   3,960,518
#   Seibu Electric Industry Co., Ltd.....................    51,500   1,778,955
    Seika Corp...........................................   131,200   2,797,659
*   Seikitokyu Kogyo Co., Ltd............................   488,500   3,209,522
    Seiko Holdings Corp..................................   472,500  10,394,093
    Seikoh Giken Co., Ltd................................     3,900      61,717
    Sekisui Jushi Corp...................................   441,400   7,955,961
    Sekisui Plastics Co., Ltd............................   787,600   7,252,551
    Senko Group Holdings Co., Ltd........................   177,380   1,396,013
#   Senshu Electric Co., Ltd.............................   105,600   3,163,479
    Senshu Ikeda Holdings, Inc........................... 4,808,600  17,097,829
*   Senshukai Co., Ltd...................................   181,300     855,102
#   Shibaura Mechatronics Corp...........................   535,000   1,845,649
    Shibusawa Warehouse Co., Ltd. (The)..................   100,000   1,494,763
    Shiga Bank, Ltd. (The)............................... 2,957,000  15,674,831
    Shikibo, Ltd.........................................   320,900   3,796,008
    Shikoku Bank, Ltd. (The).............................   734,800   9,443,260
    Shimachu Co., Ltd.................................... 1,186,400  37,703,171
    Shimane Bank, Ltd. (The).............................    20,800     234,778
    Shimizu Bank, Ltd. (The).............................   190,900   3,666,720
    Shimojima Co., Ltd...................................     3,400      34,016
    Shin Nippon Air Technologies Co., Ltd................   329,220   4,777,242
    Shinagawa Refractories Co., Ltd......................   150,100   5,880,582
    Shindengen Electric Manufacturing Co., Ltd...........    81,600   3,887,942
    Shin-Etsu Polymer Co., Ltd...........................   476,700   4,297,664
    Shinko Electric Industries Co., Ltd.................. 2,113,200  20,256,632
#   Shinko Plantech Co., Ltd.............................   175,000   1,651,665
    Shinko Shoji Co., Ltd................................   482,100   7,262,199
    Shinko Wire Co., Ltd.................................    24,399     320,185
    Shinmaywa Industries, Ltd............................ 2,406,400  29,128,579
    Shinnihon Corp.......................................   394,400   4,994,483
    Shinsho Corp.........................................   110,499   3,239,253
    Shizuoka Gas Co., Ltd................................   886,300   8,267,592
    Shofu, Inc...........................................    43,000     525,539
    Showa Corp...........................................   366,400   6,162,434
    Sinanen Holdings Co., Ltd............................   202,200   5,012,908
    Sintokogio, Ltd......................................   862,362   7,981,952
    SK-Electronics Co., Ltd..............................    52,800     884,278
    SKY Perfect JSAT Holdings, Inc....................... 2,736,600  13,066,616
#   SMK Corp.............................................   606,000   1,727,654
    SNT Corp............................................. 1,192,600   4,720,372
#   Soda Nikka Co., Ltd..................................   170,000   1,037,524
#   Sodick Co., Ltd......................................   301,700   2,755,248
    Soft99 Corp..........................................    50,000     517,850
    Soken Chemical & Engineering Co., Ltd................    18,300     334,092

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    Soshin Electric Co., Ltd.............................     7,600 $    35,230
    SPK Corp.............................................    28,618     690,834
    Starzen Co., Ltd.....................................    24,500   1,306,194
#   Subaru Enterprise Co., Ltd...........................    27,800   1,537,461
    Sugimoto & Co., Ltd..................................   109,800   1,920,551
    Suminoe Textile Co., Ltd.............................   177,500   4,923,701
    Sumitomo Bakelite Co., Ltd...........................   843,000   8,524,909
    Sumitomo Densetsu Co., Ltd...........................   189,900   3,287,731
#   Sumitomo Osaka Cement Co., Ltd....................... 5,592,000  26,663,496
    Sumitomo Precision Products Co., Ltd.................   895,000   3,010,083
    Sumitomo Riko Co., Ltd...............................   877,000   9,803,552
    Sumitomo Seika Chemicals Co., Ltd....................       200       9,993
    Sumitomo Warehouse Co., Ltd. (The)................... 2,760,000  17,841,780
    Sun A Kaken Co., Ltd.................................     1,400       8,047
    Suncall Corp.........................................   125,400     796,782
    Sun-Wa Technos Corp..................................   228,600   3,214,145
    Suzuki Co., Ltd......................................    62,000     515,749
    SWCC Showa Holdings Co., Ltd.........................   664,200   4,345,022
    T Hasegawa Co., Ltd..................................     2,508      54,541
    T RAD Co., Ltd.......................................   193,200   5,610,658
    T&K Toka Co., Ltd....................................   174,200   2,007,833
    Tachibana Eletech Co., Ltd...........................   379,520   6,595,313
#   Tachikawa Corp.......................................   226,200   2,770,645
    Tachi-S Co., Ltd.....................................   665,300  11,170,752
    Taihei Dengyo Kaisha, Ltd............................   369,500   9,531,178
    Taiheiyo Kouhatsu, Inc...............................   219,700   1,933,596
    Taiho Kogyo Co., Ltd.................................   514,700   5,788,280
    Taiko Bank, Ltd. (The)...............................    16,600     337,738
    Taisei Lamick Co., Ltd...............................       600      16,874
    Takachiho Koheki Co., Ltd............................    26,800     286,147
    Takadakiko Co., Ltd..................................       500      14,988
    Takano Co., Ltd......................................   249,700   2,448,935
#   Takaoka Toko Co., Ltd................................   196,444   3,092,627
    Takara Standard Co., Ltd.............................   568,852  10,111,717
    Takasago International Corp..........................   136,200   4,661,492
    Takasago Thermal Engineering Co., Ltd................    22,400     440,180
    Takashima & Co., Ltd.................................    23,300     445,043
#   Take And Give Needs Co., Ltd.........................   305,390   4,554,166
    TAKEBISHI Corp.......................................     2,100      32,039
    Takeei Corp..........................................   234,500   2,193,592
#   Takigami Steel Construction Co., Ltd. (The)..........     8,200     389,323
#   Takisawa Machine Tool Co., Ltd.......................    85,800   1,395,958
    Tamron Co., Ltd......................................    48,000     904,042
#   Tamura Corp..........................................   873,448   5,793,544
    TANABE ENGINEERING Corp..............................    32,800     296,487
    Tatsuta Electric Wire and Cable Co., Ltd.............   314,200   1,788,203
    Tayca Corp...........................................   338,400   7,087,105
#   Tbk Co., Ltd.........................................   674,500   3,092,832
    TECHNO ASSOCIE Co., Ltd..............................   166,200   2,006,431
#   Techno Ryowa, Ltd....................................   225,570   1,865,277
    Teikoku Tsushin Kogyo Co., Ltd.......................   164,200   1,862,151
    Tekken Corp..........................................    46,600   1,212,776
    Tenma Corp...........................................   453,500   8,258,758
    Tenox Corp...........................................       100         917
#   Teraoka Seisakusho Co., Ltd..........................    85,900     577,649
    Terasaki Electric Co., Ltd...........................    13,100     158,217
#   Tigers Polymer Corp..................................   313,300   2,173,572
    Toa Corp. (6894434)..................................   154,200   1,585,347
#   Toa Corp. (6894508)..................................   557,800  14,470,512

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    Toa Oil Co., Ltd..................................... 1,468,000 $ 3,130,204
    TOA ROAD Corp........................................   129,800   4,450,335
    Toabo Corp...........................................    81,800     407,422
    Toagosei Co., Ltd.................................... 1,514,900  17,750,904
    Tobu Store Co., Ltd..................................     1,400      41,728
    Tochigi Bank, Ltd. (The)............................. 2,216,400   8,183,556
    Toda Corp............................................     5,000      43,786
#   Toda Kogyo Corp......................................    66,498   1,892,005
    Toei Co., Ltd........................................    55,600   5,832,187
    Toenec Corp..........................................   228,400   6,768,506
#   Togami Electric Manufacturing Co., Ltd...............    14,400     239,740
    Toho Acetylene Co., Ltd..............................    19,200     266,446
    Toho Bank, Ltd. (The)................................ 5,226,500  20,791,848
    Toho Co., Ltd........................................     5,800     120,256
#   Toho Holdings Co., Ltd...............................   632,000  15,566,274
#   Toho Zinc Co., Ltd...................................   157,200   5,820,428
    Tohoku Bank, Ltd. (The)..............................   170,699   2,159,551
    Tohoku Steel Co., Ltd................................    14,600     200,080
    Tohokushinsha Film Corp..............................    72,600     472,306
    Tohto Suisan Co., Ltd................................    72,300   1,307,932
    Tokai Lease Co., Ltd.................................    61,799   1,150,799
    Tokai Rika Co., Ltd..................................   878,100  18,237,407
    Tokushu Tokai Paper Co., Ltd.........................   193,722   7,499,204
#   Tokyo Dome Corp......................................   762,100   6,385,019
    Tokyo Electron Device, Ltd...........................   196,000   3,739,024
    Tokyo Energy & Systems, Inc..........................   725,100   7,925,925
#   Tokyo Keiki, Inc.....................................   306,399   3,223,292
#   Tokyo Kiraboshi Financial Group, Inc.................   234,357   5,397,925
    Tokyo Printing Ink Manufacturing Co., Ltd............     4,100     103,009
    Tokyo Radiator Manufacturing Co., Ltd................    30,000     252,158
    Tokyo Rope Manufacturing Co., Ltd....................    22,300     358,381
    Tokyo Sangyo Co., Ltd................................   554,700   3,526,742
    Tokyo Tekko Co., Ltd.................................   233,300   3,662,312
    Tokyu Recreation Co., Ltd............................    37,466   1,620,130
    Toli Corp............................................ 1,175,500   3,802,820
    Tomato Bank, Ltd.....................................   142,800   1,956,512
    Tomen Devices Corp...................................    11,900     305,233
    Tomoe Corp...........................................   873,200   3,715,399
    Tomoe Engineering Co., Ltd...........................   121,500   2,602,332
    Tomoku Co., Ltd......................................   306,200   5,672,012
    TOMONY Holdings, Inc................................. 3,629,400  16,325,641
    Tonami Holdings Co., Ltd.............................   162,600   9,606,192
    Toppan Forms Co., Ltd................................   929,600   9,465,442
    Topre Corp...........................................    31,700     834,269
    Topy Industries, Ltd.................................   545,200  14,961,020
    Torigoe Co., Ltd. (The)..............................    45,000     404,462
    Torii Pharmaceutical Co., Ltd........................   186,300   4,500,347
    Torishima Pump Manufacturing Co., Ltd................    14,000     127,460
    Tosei Corp...........................................   580,900   5,718,515
    Toshiba Machine Co., Ltd.............................   621,000   3,043,702
#   Tosho Printing Co., Ltd..............................    69,100     607,706
    Tottori Bank, Ltd. (The).............................    62,899     941,400
    Towa Bank, Ltd. (The)................................   707,000   7,571,567
    Towa Corp............................................    11,908     117,324
    Toyo Construction Co., Ltd........................... 1,171,800   5,012,896
    Toyo Corp............................................   151,600   1,255,371
#   Toyo Denki Seizo K.K.................................   132,400   2,008,989
    Toyo Ink SC Holdings Co., Ltd........................   723,000  19,797,618
    Toyo Kanetsu K.K.....................................   147,200   5,037,261

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    Toyo Logistics Co., Ltd..............................     5,900 $    19,133
    Toyo Machinery & Metal Co., Ltd......................   171,100   1,183,119
    Toyo Securities Co., Ltd............................. 1,416,000   3,191,112
    Toyo Tanso Co., Ltd..................................   210,900   6,053,697
    Toyo Wharf & Warehouse Co., Ltd......................   117,899   1,843,370
    Toyobo Co., Ltd...................................... 1,305,100  22,091,594
    TPR Co., Ltd.........................................    31,700     805,264
    Trinity Industrial Corp..............................     3,000      19,108
    TS Tech Co., Ltd.....................................    73,700   3,042,148
    TSI Holdings Co., Ltd................................ 1,943,720  13,878,476
    Tsubakimoto Chain Co................................. 2,031,000  18,705,814
    Tsubakimoto Kogyo Co., Ltd...........................    28,100     944,745
#*  Tsudakoma Corp.......................................    84,000   1,530,001
    Tsukada Global Holdings, Inc.........................   252,000   1,441,637
    Tsukishima Kikai Co., Ltd............................   364,100   4,902,571
    Tsukuba Bank, Ltd.................................... 1,776,967   4,517,195
    Tsurumi Manufacturing Co., Ltd.......................   264,600   5,114,859
    Tsutsumi Jewelry Co., Ltd............................   140,900   2,438,821
    Tsuzuki Denki Co., Ltd...............................     2,300      21,879
    TTK Co., Ltd.........................................   147,000   1,053,484
    TV Asahi Holdings Corp...............................   373,700   7,483,056
    Tv Tokyo Holdings Corp...............................   316,800   8,839,646
#   TYK Corp.............................................   675,200   2,519,408
#   UACJ Corp............................................   888,399  19,249,069
    Uchida Yoko Co., Ltd.................................   282,500   8,951,268
    Uchiyama Holdings Co., Ltd...........................     9,300      43,502
    Ueki Corp............................................    18,700     450,923
    UKC Holdings Corp....................................   177,700   3,627,120
    Uniden Holdings Corp................................. 1,322,000   3,910,062
    UNIMAT Retirement Community Co., Ltd.................     9,400     129,912
    Unipres Corp.........................................   836,200  16,998,572
#   United Super Markets Holdings, Inc...................   542,200   6,234,303
#*  U-Shin, Ltd..........................................   691,100   4,575,171
    Ushio, Inc........................................... 1,659,400  21,619,661
    Utoc Corp............................................    93,200     437,684
#   Vital KSK Holdings, Inc..............................   381,915   3,954,309
    Wacoal Holdings Corp.................................   803,300  22,133,176
    Wakachiku Construction Co., Ltd......................   153,900   2,339,901
    Wakita & Co., Ltd....................................   951,000  11,445,099
    Warabeya Nichiyo Holdings Co., Ltd...................   198,200   4,066,381
    Wood One Co., Ltd....................................    95,000   1,220,770
    Xebio Holdings Co., Ltd..............................   639,800   9,537,557
#   YAC Holdings Co., Ltd................................   262,600   2,056,482
    Yachiyo Industry Co., Ltd............................   101,300   1,162,993
    Yagi & Co., Ltd......................................       700      11,797
    Yahagi Construction Co., Ltd.........................   107,700     894,157
#   Yaizu Suisankagaku Industry Co., Ltd.................    70,000     764,337
    YAMABIKO Corp........................................   111,896   1,479,094
#   Yamagata Bank, Ltd. (The)............................   396,000   8,959,583
    Yamanashi Chuo Bank, Ltd. (The)...................... 2,036,000   7,728,538
    Yamatane Corp........................................   286,799   5,301,659
    Yamato Corp..........................................   361,000   2,327,551
    Yamato International, Inc............................    75,900     410,643
    Yamaya Corp..........................................    20,300     530,028
    Yamazawa Co., Ltd....................................     4,900      81,772
    Yasuda Logistics Corp................................   229,300   1,912,877
    Yellow Hat, Ltd......................................   229,600   6,641,489
    Yodogawa Steel Works, Ltd............................   513,200  13,503,902
    Yokogawa Bridge Holdings Corp........................   354,500   6,544,157

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES      VALUE>>
                                                          --------- --------------
JAPAN -- (Continued)
    Yokohama Reito Co., Ltd.............................. 1,277,700 $   11,485,903
    Yondenko Corp........................................    83,650      1,948,472
    Yorozu Corp..........................................   561,900      8,956,018
#   Yotai Refractories Co., Ltd..........................   172,600      1,203,171
#   Yuasa Funashoku Co., Ltd.............................    61,999      1,944,769
    Yuken Kogyo Co., Ltd.................................    48,500      1,132,860
    Yurtec Corp.......................................... 1,291,800     10,626,338
    Yushiro Chemical Industry Co., Ltd...................   163,300      2,332,117
    Yutaka Giken Co., Ltd................................     3,300         80,540
    Zaoh Co., Ltd........................................       800         11,281
    Zenitaka Corp. (The).................................    41,600      2,163,479
                                                                    --------------
TOTAL JAPAN..............................................            4,327,996,992
                                                                    --------------
NETHERLANDS -- (2.2%)
    Accell Group.........................................    13,626        283,662
    APERAM SA............................................ 1,388,340     65,432,339
#   Arcadis NV...........................................   860,182     15,706,303
#   ASM International NV.................................    64,946      3,738,841
    ASR Nederland NV..................................... 1,552,720     69,463,225
    BinckBank NV......................................... 1,112,121      6,733,108
#   Boskalis Westminster................................. 2,355,272     72,216,090
#*  Fugro NV.............................................     3,668         52,774
*   Heijmans NV..........................................   310,180      3,956,322
    Hunter Douglas NV....................................     2,919        224,381
    Intertrust NV........................................    29,999        522,158
    KAS Bank NV..........................................   366,845      4,182,718
#   Koninklijke BAM Groep NV............................. 8,194,352     33,570,928
*   Lucas Bols NV........................................    24,567        485,107
    Ordina NV............................................ 3,057,159      7,083,413
    SBM Offshore NV...................................... 5,517,816     85,496,571
    Signify NV...........................................    88,145      2,440,766
    Van Lanschot Kempen NV...............................    70,405      1,940,440
                                                                    --------------
TOTAL NETHERLANDS........................................              373,529,146
                                                                    --------------
NEW ZEALAND -- (0.4%)
    Air New Zealand, Ltd................................. 5,578,003     12,346,227
#   Arvida Group, Ltd....................................   740,919        646,825
#   Chorus, Ltd.......................................... 6,383,191     18,759,939
    Colonial Motor Co., Ltd. (The).......................   237,146      1,293,756
    EBOS Group, Ltd......................................    60,167        828,800
    Heartland Bank, Ltd.................................. 1,955,190      2,279,227
    Kathmandu Holdings, Ltd..............................   779,980      1,639,509
    Metlifecare, Ltd.....................................   746,050      3,137,270
#   Metro Performance Glass, Ltd.........................   136,038         78,899
    Millennium & Copthorne Hotels New Zealand, Ltd.......   838,561      1,915,199
*   New Zealand Oil & Gas, Ltd...........................     1,691            675
#   New Zealand Refining Co., Ltd. (The)................. 1,881,018      3,115,554
    NZME, Ltd............................................ 1,169,418        661,647
    PGG Wrightson, Ltd................................... 2,351,265      1,026,327
*   Rubicon, Ltd.........................................   842,745        169,334
    Sanford, Ltd......................................... 1,020,617      5,316,981
#   SKY Network Television, Ltd.......................... 2,293,440      4,243,196
#   Steel & Tube Holdings, Ltd...........................   555,774        553,578
#   Summerset Group Holdings, Ltd........................   237,766      1,254,151
    Tegel Group Holdings, Ltd............................   264,333        201,881
#   Tourism Holdings, Ltd................................   407,971      1,697,148
#*  TOWER, Ltd........................................... 2,349,337      1,201,905

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                            SHARES      VALUE>>
                                                          ----------- ------------
NEW ZEALAND -- (Continued)
    Warehouse Group, Ltd. (The)..........................     227,301 $    312,993
                                                                      ------------
TOTAL NEW ZEALAND........................................               62,681,021
                                                                      ------------
NORWAY -- (1.0%)
#*  Akastor ASA..........................................   1,118,783    2,317,358
*   Aker Solutions ASA...................................     649,938    4,445,232
    American Shipping Co. ASA............................     675,579    2,377,390
*   Archer, Ltd..........................................     662,728      743,217
    Austevoll Seafood ASA................................     775,495   11,294,740
#*  Avance Gas Holding, Ltd..............................   1,179,869    3,360,236
#*  Axactor AB...........................................     348,458      985,143
#   B2Holding ASA........................................     491,750    1,053,855
    Bonheur ASA..........................................     508,204    7,269,031
#*  BW LPG, Ltd..........................................   2,652,517   12,017,785
#*  BW Offshore, Ltd.....................................   3,121,570   16,967,219
*   DNO ASA..............................................   1,214,676    2,572,904
#*  DOF ASA..............................................   3,438,797    3,376,899
*   FLEX LNG, Ltd........................................   1,313,951    1,976,751
#*  Fred Olsen Energy ASA................................     790,948      705,630
#   Frontline, Ltd.......................................     825,010    4,203,415
    Hoegh LNG Holdings, Ltd..............................      38,588      228,284
*   Kongsberg Automotive ASA.............................  10,249,236   11,934,941
*   Kvaerner ASA.........................................   4,403,550    7,916,926
#*  Norwegian Air Shuttle ASA............................      37,216    1,090,076
#   Ocean Yield ASA......................................     534,209    4,381,523
*   Odfjell Drilling, Ltd................................   1,350,479    5,185,766
    Odfjell SE, Class A..................................     243,825      998,843
*   Otello Corp. ASA.....................................     196,364      467,320
#*  Petroleum Geo-Services ASA...........................   8,274,233   40,326,153
#*  REC Silicon ASA......................................  44,762,346    4,484,510
    Sbanken ASA..........................................     104,822    1,015,422
    Selvaag Bolig ASA....................................     210,547    1,146,643
*   Solstad Farstad ASA..................................     384,876      289,985
    Stolt-Nielsen, Ltd...................................     569,346    9,751,825
    Wilh Wilhelmsen Holding ASA, Class A.................     267,978    6,703,428
                                                                      ------------
TOTAL NORWAY.............................................              171,588,450
                                                                      ------------
PORTUGAL -- (0.4%)
*   Banco Comercial Portugues SA......................... 121,301,017   37,988,199
#   Corticeira Amorim SGPS SA............................   1,370,916   18,115,642
    Sonae Capital SGPS SA................................   1,319,815    1,383,019
    Sonae SGPS SA........................................   4,245,210    4,820,960
                                                                      ------------
TOTAL PORTUGAL...........................................               62,307,820
                                                                      ------------
SINGAPORE -- (0.9%)
    Accordia Golf Trust..................................   6,025,300    2,633,959
*   ASL Marine Holdings, Ltd.............................     399,250       28,512
#   Banyan Tree Holdings, Ltd............................   2,703,600    1,123,330
    Bonvests Holdings, Ltd...............................   1,303,080    1,291,591
#   Chip Eng Seng Corp., Ltd.............................  10,145,598    6,007,132
    Chuan Hup Holdings, Ltd..............................   7,277,100    1,629,384
    CSE Global, Ltd......................................     404,100      133,780
*   Delong Holdings, Ltd.................................     195,700      832,194
    DMX Technologies Group, Ltd..........................   3,585,000       51,757
#*  Ezra Holdings, Ltd...................................  22,031,910      167,309
#   Far East Orchard, Ltd................................   5,078,142    5,112,896
    First Sponsor Group, Ltd.............................     967,655      910,637
    Frencken Group, Ltd..................................     732,100      247,936

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- ------------
SINGAPORE -- (Continued)
#   Fu Yu Corp., Ltd.....................................  5,048,700 $    639,729
#   GK Goh Holdings, Ltd.................................  2,292,274    1,733,930
    Golden Agri-Resources, Ltd........................... 11,240,700    2,315,526
    GP Industries, Ltd...................................  2,112,708    1,108,755
    GuocoLand, Ltd.......................................  2,074,800    3,099,878
    Halcyon Agri Corp., Ltd..............................     84,277       32,239
    Hanwell Holdings, Ltd................................  4,866,143      769,160
#   Haw Par Corp., Ltd...................................    193,200    1,958,897
    Hiap Hoe, Ltd........................................     43,100       27,892
    Ho Bee Land, Ltd.....................................  6,587,800   12,199,651
#   Hong Fok Corp., Ltd..................................  7,989,160    4,262,128
*   Hong Leong Asia, Ltd.................................  2,005,100    1,276,752
#   Hong Leong Finance, Ltd..............................    565,400    1,111,890
#   Hotel Grand Central, Ltd.............................  3,113,788    3,203,484
    Hour Glass, Ltd. (The)...............................    984,360      466,590
    Hutchison Port Holdings Trust........................  8,288,500    2,117,016
#*  Hyflux, Ltd..........................................  6,643,700      664,370
#   Indofood Agri Resources, Ltd.........................  9,245,500    1,495,783
    InnoTek, Ltd.........................................  2,262,200      640,736
    Isetan Singapore, Ltd................................    166,500      447,025
    Japfa, Ltd...........................................  1,271,500      696,862
#   k1 Ventures, Ltd.....................................  2,371,600      170,725
    Keppel Telecommunications & Transportation, Ltd......     20,100       21,283
    Koh Brothers Group, Ltd..............................    998,400      202,026
#   Lian Beng Group, Ltd.................................  7,072,400    2,626,646
#   Low Keng Huat Singapore, Ltd.........................    252,600      111,428
    Lum Chang Holdings, Ltd..............................  1,565,200      390,915
#   Metro Holdings, Ltd.................................. 10,185,160    8,757,524
    Mewah International, Inc.............................     95,000       19,544
#*  Midas Holdings, Ltd.................................. 29,857,700    3,158,268
*   Nam Cheong, Ltd......................................  6,429,100       17,946
    NSL, Ltd.............................................    485,600      449,341
#   OUE, Ltd.............................................  4,312,200    5,041,747
    QAF, Ltd.............................................  3,653,708    2,321,712
#*  Raffles Education Corp., Ltd......................... 15,547,090    1,819,798
#   RHT Health Trust.....................................    631,200      359,385
#*  SIIC Environment Holdings, Ltd.......................  3,706,200    1,021,162
    Sinarmas Land, Ltd...................................     80,300       20,370
#   Sing Holdings, Ltd...................................  1,114,300      335,519
    Sing Investments & Finance, Ltd......................    144,600      161,818
    Singapore Reinsurance Corp., Ltd.....................  2,999,110      706,101
    Singapura Finance, Ltd...............................    210,000      151,874
#*  Sino Grandness Food Industry Group, Ltd.............. 11,109,454    1,634,457
#   Stamford Land Corp., Ltd.............................  3,601,000    1,269,776
#   Sunningdale Tech, Ltd................................  2,700,180    2,726,933
*   SunVic Chemical Holdings, Ltd........................  3,557,700       69,178
#*  Swiber Holdings, Ltd................................. 11,008,950      164,970
*   Tiong Woon Corp. Holding, Ltd........................  2,080,150      441,928
#   Tuan Sing Holdings, Ltd.............................. 17,983,950    5,347,852
    United Engineers, Ltd................................  9,133,632   17,984,389
    United Industrial Corp., Ltd.........................  3,875,121    8,961,451
    UOB-Kay Hian Holdings, Ltd...........................     19,835       18,669
#   Vibrant Group, Ltd...................................    761,570      111,376
    Wee Hur Holdings, Ltd................................    417,500       72,151
    Wheelock Properties Singapore, Ltd...................  3,642,300    5,871,128
    Wing Tai Holdings, Ltd............................... 10,341,554   15,743,615
    Yeo Hiap Seng, Ltd...................................    381,556      288,817
                                                                     ------------
TOTAL SINGAPORE..........................................             149,010,532
                                                                     ------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- ------------
SPAIN -- (2.8%)
#   Acciona SA...........................................    827,998 $ 71,100,633
#   Acerinox SA..........................................  3,923,420   56,708,228
#*  Adveo Group International SA.........................     44,554       99,340
    Alantra Partners SA..................................     38,865      658,596
    Almirall SA..........................................     21,196      303,315
    Applus Services SA...................................    392,145    5,677,611
    Azkoyen SA...........................................      9,866       98,117
*   Baron de Ley.........................................     21,394    2,828,116
#   Construcciones y Auxiliar de Ferrocarriles SA........    250,376   11,089,841
*   Deoleo SA............................................     75,036       14,091
    Ebro Foods SA........................................  1,662,741   35,987,117
#*  eDreams ODIGEO SA....................................  1,166,818    5,268,699
    Elecnor SA...........................................     75,325    1,082,908
    Enagas SA............................................    355,266    9,932,024
    Ence Energia y Celulosa SA...........................  3,800,902   35,852,765
#   Ercros SA............................................  3,350,157   19,126,161
    Euskaltel SA.........................................    684,487    6,371,391
    Fluidra SA...........................................    283,051    3,975,519
    Grupo Catalana Occidente SA..........................    555,405   23,714,009
    Iberpapel Gestion SA.................................    113,280    4,946,519
*   Liberbank SA......................................... 10,855,581    6,379,927
    Melia Hotels International SA........................  2,303,939   30,297,958
    Miquel y Costas & Miquel SA..........................     60,526    2,243,868
#*  Natra SA.............................................    249,628      240,707
    NH Hotel Group SA....................................  6,046,948   44,412,777
#   Obrascon Huarte Lain SA..............................  3,518,513   12,387,752
    Papeles y Cartones de Europa SA......................  1,139,637   22,237,190
    Parques Reunidos Servicios Centrales SAU.............      7,760      118,052
#*  Quabit Inmobiliaria SA...............................  1,641,910    3,374,869
#   Sacyr S.A............................................ 12,188,231   38,831,635
    Sacyr SA.............................................    253,921      810,599
    Talgo SA.............................................    299,696    1,604,999
    Telepizza Group SA...................................    433,666    2,762,706
#*  Tubacex SA...........................................  2,197,507    8,090,923
*   Vocento SA...........................................    626,353    1,000,048
                                                                     ------------
TOTAL SPAIN..............................................             469,629,010
                                                                     ------------
SWEDEN -- (1.8%)
*   AcadeMedia AB........................................    364,082    2,129,409
    Acando AB............................................  1,544,656    5,702,082
    AddNode Group AB.....................................     26,692      312,336
    AF AB, Class B.......................................    253,368    6,306,585
    Ahlsell AB...........................................    162,764      953,961
#   Alimak Group AB......................................     34,129      567,052
    Arjo AB, Class B.....................................    413,572    1,402,097
    Attendo AB...........................................     76,957      696,112
*   BE Group AB..........................................      4,627       26,924
    Beijer Ref AB........................................    461,721   10,097,677
#   Bergman & Beving AB..................................    417,390    4,468,051
    Besqab AB............................................      2,487       30,810
    Betsson AB...........................................    118,450    1,057,280
    Bilia AB, Class A....................................    744,127    6,355,069
#   BillerudKorsnas AB...................................  1,114,973   13,283,694
    Biotage AB...........................................    441,882    5,557,222
#   Bjorn Borg AB........................................     51,652      134,637
    Bonava AB............................................      6,086       79,845
    Bonava AB, Class B...................................    686,900    8,995,458
    Bufab AB.............................................        542        6,887
#   Bulten AB............................................    371,903    4,453,892

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
SWEDEN -- (Continued)
    Bure Equity AB....................................... 1,220,550 $ 14,432,089
#   Byggmax Group AB.....................................   354,836    1,690,446
    Capio AB.............................................   677,871    4,041,717
    Cloetta AB, Class B.................................. 4,099,838   13,031,442
*   Collector AB.........................................    29,213      240,952
    Com Hem Holding AB...................................     4,459       79,667
    Dometic Group AB.....................................   764,080    7,412,893
*   Doro AB..............................................   313,435    1,548,459
    Duni AB..............................................   446,715    5,744,569
    Eastnine AB..........................................    22,568      249,874
#   Elanders AB, Class B.................................    98,554      889,092
#*  Eltel AB.............................................    86,389      233,163
    Granges AB........................................... 1,197,212   14,987,196
#   Gunnebo AB...........................................   750,135    2,340,745
    Haldex AB............................................ 1,151,769   12,187,368
#   Hoist Finance AB.....................................   600,492    4,672,352
    Holmen AB, Class B...................................   886,224   19,726,701
#   Humana AB............................................    25,854      171,819
    Inwido AB............................................   875,832    6,466,289
    JM AB................................................   420,033    7,733,986
    KappAhl AB........................................... 1,624,857    7,023,648
    KNOW IT AB...........................................   223,483    4,413,726
    Lagercrantz Group AB, Class B........................   178,372    1,867,496
    Lindab International AB.............................. 1,618,650   11,026,521
#   Mekonomen AB.........................................   199,850    3,577,923
*   Momentum Group AB, Class B...........................   381,839    5,101,512
#   MQ Holding AB........................................   449,531      774,274
#*  Net Insight AB, Class B.............................. 2,393,439    1,051,208
    New Wave Group AB, Class B........................... 1,402,937    8,486,885
    Nordic Waterproofing Holding A.S.....................    68,009      640,130
#   Opus Group AB........................................ 4,912,110    3,767,133
    Peab AB.............................................. 3,864,284   31,141,742
#   Pricer AB, Class B................................... 1,072,443    1,369,614
*   Radisson Hospitality AB..............................   133,777      546,123
    Ratos AB, Class B.................................... 1,881,095    7,003,025
*   Recipharm AB, Class B................................   264,763    4,828,787
    Resurs Holding AB....................................   806,841    6,263,046
    Rottneros AB......................................... 1,064,234    1,384,687
#*  SAS AB............................................... 3,664,582    7,187,396
    Scandic Hotels Group AB..............................   579,918    6,051,426
    Semcon AB............................................   198,184    1,286,876
    SkiStar AB...........................................    10,695      250,023
    Systemair AB.........................................    27,411      294,684
    VBG Group AB, Class B................................    26,200      423,216
                                                                    ------------
TOTAL SWEDEN.............................................            306,259,000
                                                                    ------------
SWITZERLAND -- (3.8%)
*   Allreal Holding AG...................................   257,382   40,045,084
*   Alpiq Holding AG.....................................    16,413    1,443,301
    ALSO Holding AG......................................    52,183    5,703,529
#*  Arbonia AG...........................................   842,894   14,286,744
    Autoneum Holding AG..................................     1,380      315,441
    Baloise Holding AG...................................    42,145    6,572,074
    Bank Cler AG.........................................    36,153    1,906,357
    Banque Cantonale de Geneve...........................    30,458    5,597,779
#   Banque Cantonale du Jura SA..........................     7,739      421,455
    Banque Cantonale Vaudoise............................    10,923    8,166,377
    Bell Food Group AG...................................    29,023    8,488,891
    Bellevue Group AG....................................    96,221    2,234,969

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
SWITZERLAND -- (Continued)
#   Berner Kantonalbank AG...............................    25,606 $  5,248,877
    Bobst Group SA.......................................   136,045   12,598,893
    Bucher Industries AG.................................       244       79,058
    Calida Holding AG....................................    21,795      764,123
    Carlo Gavazzi Holding AG.............................     7,500    2,439,251
#   Cham Group AG........................................     9,965    4,280,387
#   Cicor Technologies, Ltd..............................    16,463    1,093,290
    Cie Financiere Tradition SA..........................    18,546    1,986,564
    Coltene Holding AG...................................    44,048    4,928,232
    Conzzeta AG..........................................    19,282   21,061,462
    Daetwyler Holding AG.................................    39,582    7,316,433
#   EFG International AG................................. 1,283,810    9,563,625
    Emmi AG..............................................    20,062   16,454,798
    Energiedienst Holding AG.............................     5,393      163,991
    Feintool International Holding AG....................    10,186    1,141,557
    Flughafen Zurich AG..................................    24,353    5,095,749
    GAM Holding AG....................................... 3,616,648   36,566,307
#   Gurit Holding AG.....................................     9,501    8,285,493
    Helvetia Holding AG..................................   150,811   89,133,105
#   HOCHDORF Holding AG..................................    10,961    2,277,193
#   Huber & Suhner AG....................................   166,698   10,088,631
    Implenia AG..........................................   267,397   21,139,360
    Jungfraubahn Holding AG..............................    25,834    3,843,692
#   Kudelski SA..........................................   252,177    2,435,762
*   Lastminute.com NV....................................     4,796       62,572
    Liechtensteinische Landesbank AG.....................   130,632    7,799,718
    Luzerner Kantonalbank AG.............................    13,895    7,209,891
*   MCH Group AG.........................................    15,435      593,678
    Metall Zug AG........................................       853    2,648,255
    Mobimo Holding AG....................................    92,483   22,948,467
    OC Oerlikon Corp. AG.................................   520,084    8,080,746
#*  Orascom Development Holding AG.......................    13,260      188,542
#   Orell Fuessli Holding AG.............................       356       39,571
    Orior AG.............................................    93,395    8,056,623
    Phoenix Mecano AG....................................     5,182    3,452,717
    Plazza AG, Class A...................................    12,951    2,955,251
#   Rieter Holding AG....................................    22,471    3,424,480
    Romande Energie Holding SA...........................        39       46,860
*   Schmolz + Bickenbach AG.............................. 9,820,727    8,074,678
    Schweiter Technologies AG............................     3,405    3,733,118
    SFS Group AG.........................................    72,133    8,537,237
    Siegfried Holding AG.................................    64,976   28,029,161
    St Galler Kantonalbank AG............................    39,898   20,511,132
    Sulzer AG............................................   160,873   19,732,144
    Swissquote Group Holding SA..........................    92,283    6,064,531
    Tamedia AG...........................................    15,450    2,316,672
    Thurgauer Kantonalbank...............................    11,687    1,203,816
    Valiant Holding AG...................................   180,999   19,320,468
    Valora Holding AG....................................    80,279   24,680,604
    Vaudoise Assurances Holding SA.......................    22,830   11,750,849
    Vetropack Holding AG.................................     1,904    3,896,528
    Vontobel Holding AG..................................   232,353   16,108,755
    VP Bank AG...........................................    56,057   10,930,820
    Walliser Kantonalbank................................    11,554    1,247,629
    Zehnder Group AG.....................................   174,202    7,578,581
#   Zug Estates Holding AG...............................       550      949,437
    Zuger Kantonalbank AG................................       122      716,371
                                                                    ------------
TOTAL SWITZERLAND........................................            626,057,736
                                                                    ------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- ------------
UNITED KINGDOM -- (14.3%)
#*  Acacia Mining P.L.C..................................  3,127,222 $  5,026,994
#   Aggreko P.L.C........................................  2,777,152   27,063,089
    Alumasc Group P.L.C. (The)...........................     65,425      115,854
    Anglo Pacific Group P.L.C............................  1,515,163    2,651,838
#   Anglo-Eastern Plantations P.L.C......................    253,765    2,436,897
    Babcock International Group P.L.C....................  1,273,307   11,935,563
    Bank of Georgia Group P.L.C..........................    524,643   12,574,334
    BBA Aviation P.L.C...................................  4,796,025   22,021,660
    Beazley P.L.C........................................  7,513,406   55,305,528
    Bellway P.L.C........................................  3,001,343  114,734,861
    Biffa P.L.C..........................................     40,170      121,569
    Bloomsbury Publishing P.L.C..........................    290,512      808,711
    Bodycote P.L.C.......................................  3,677,925   48,305,338
    Bovis Homes Group P.L.C..............................  4,858,289   73,444,021
    Braemar Shipping Services P.L.C......................     14,494       49,392
    Cambian Group P.L.C..................................    321,951      793,187
*   Carclo P.L.C.........................................         36           54
#*  Carillion P.L.C......................................  9,205,613    1,372,488
    Carr's Group P.L.C...................................    536,914    1,040,566
    Castings P.L.C.......................................    441,556    2,412,286
    Centamin P.L.C....................................... 32,765,991   51,082,452
    Chemring Group P.L.C.................................  3,516,155   10,566,141
    Chesnara P.L.C.......................................  1,064,727    5,606,798
    Cineworld Group P.L.C................................  2,609,053    9,265,632
    Clarkson P.L.C.......................................     43,918    1,465,982
    Close Brothers Group P.L.C...........................  2,810,498   58,494,429
    CMC Markets P.L.C....................................     97,335      251,872
    Communisis P.L.C.....................................  3,016,784    2,021,519
    Computacenter P.L.C..................................    929,268   19,103,604
#*  Countrywide P.L.C....................................    986,749      628,885
    Cranswick P.L.C......................................      4,631      199,176
    Crest Nicholson Holdings P.L.C.......................  3,857,578   19,237,728
#   CYBG P.L.C...........................................  3,534,647   16,011,588
    Daejan Holdings P.L.C................................     14,530    1,162,839
#   Debenhams P.L.C...................................... 20,040,497    3,160,890
#   DFS Furniture P.L.C..................................    314,741      847,160
    DiscoverIE Group P.L.C...............................  1,114,167    6,017,877
    Dixons Carphone P.L.C................................ 10,543,183   24,445,554
    Drax Group P.L.C.....................................  8,019,602   38,314,905
*   EI Group P.L.C....................................... 14,429,809   28,931,836
    Elementis P.L.C......................................  1,866,163    6,358,161
*   EnQuest P.L.C........................................ 16,248,208    7,695,397
    Entertainment One, Ltd...............................  2,107,351    9,907,423
    Equiniti Group P.L.C.................................    420,531    1,181,565
    Essentra P.L.C.......................................        144          908
    Ferrexpo P.L.C.......................................    355,401      907,297
*   Firstgroup P.L.C..................................... 25,534,616   29,507,604
*   Flybe Group P.L.C....................................    460,493      244,032
    Foxtons Group P.L.C..................................    633,478      488,207
    Fuller Smith & Turner P.L.C., Class A................      8,792      113,004
*   Future P.L.C.........................................     31,189      204,297
    Galliford Try P.L.C..................................  2,450,616   29,929,075
*   Gem Diamonds, Ltd....................................  2,220,548    3,424,899
*   Genel Energy P.L.C...................................     72,373      256,507
*   Georgia Capital P.L.C................................    524,643    6,806,319
    Grafton Group P.L.C..................................  4,804,615   48,209,073
    Grainger P.L.C.......................................    686,175    2,756,071
#   Greencore Group P.L.C................................  1,839,187    4,282,807
#   Greene King P.L.C....................................  8,850,463   59,750,650

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- ------------
UNITED KINGDOM -- (Continued)
*   Gulf Keystone Petroleum, Ltd.........................    589,588 $  1,986,886
*   Gulf Marine Services P.L.C...........................    625,131      329,412
    GVC CVR.............................................. 13,190,181    1,874,973
    GVC Holdings P.L.C...................................  4,115,032   63,222,591
    Halfords Group P.L.C.................................  3,704,626   15,875,598
    Harvey Nash Group P.L.C..............................    156,602      232,749
    Headlam Group P.L.C..................................     66,887      402,149
    Helical P.L.C........................................  2,450,172   10,266,267
    Henry Boot P.L.C.....................................  1,267,786    4,360,879
    Hikma Pharmaceuticals P.L.C..........................    116,192    2,500,320
    Hiscox, Ltd..........................................  6,391,540  134,105,470
    Hochschild Mining P.L.C..............................    585,280    1,338,603
*   Hunting P.L.C........................................  2,092,323   21,438,242
    Huntsworth P.L.C.....................................  2,178,447    3,323,450
    Inchcape P.L.C.......................................  2,452,058   22,684,713
    Intermediate Capital Group P.L.C.....................  1,027,350   14,295,830
    International Personal Finance P.L.C.................  2,009,707    6,324,192
#*  Interserve P.L.C.....................................  1,656,325    1,520,108
*   IP Group P.L.C.......................................    532,446      866,537
    John Laing Group P.L.C...............................  1,395,925    5,337,327
    John Wood Group P.L.C................................  4,484,196   38,258,091
*   JPJ Group P.L.C......................................    131,102    1,713,195
    Just Group P.L.C.....................................  4,847,580    6,892,612
    Keller Group P.L.C...................................  1,462,615   20,662,339
    Kier Group P.L.C.....................................     97,561    1,237,099
*   Lamprell P.L.C.......................................  2,710,352    3,230,725
    Lancashire Holdings, Ltd.............................  4,385,980   32,954,295
    Lookers P.L.C........................................  2,351,862    3,252,096
    Low & Bonar P.L.C....................................  3,472,711    2,225,408
    LSL Property Services P.L.C..........................     26,839       91,943
    Man Group P.L.C...................................... 23,226,607   52,858,246
    Marshalls P.L.C......................................  1,121,074    6,368,544
    Marston's P.L.C...................................... 18,337,189   22,732,597
    McCarthy & Stone P.L.C...............................  1,172,832    1,666,722
#   McColl's Retail Group P.L.C..........................     41,912       82,424
    Mears Group P.L.C....................................  2,171,689    9,270,519
#   Mediclinic International P.L.C.......................    322,117    2,162,246
    Meggitt P.L.C........................................ 13,050,738   97,590,940
    Melrose Industries P.L.C............................. 11,211,796   31,725,468
    Millennium & Copthorne Hotels P.L.C..................  4,560,990   31,068,229
    Mitchells & Butlers P.L.C............................  6,847,690   22,684,957
    MJ Gleeson P.L.C.....................................    594,788    5,931,367
    Morgan Sindall Group P.L.C...........................    167,015    3,087,835
    N Brown Group P.L.C..................................  1,936,049    3,693,965
    National Express Group P.L.C.........................  9,639,786   51,054,947
    NCC Group P.L.C......................................     89,749      259,319
*   New World Resources P.L.C., Class A..................     32,193           19
    Northgate P.L.C......................................  3,416,777   19,582,937
#*  Nostrum Oil & Gas P.L.C..............................    158,627      415,285
    OneSavings Bank P.L.C................................  1,341,428    7,657,272
    Paragon Banking Group P.L.C..........................  6,164,985   40,245,333
    Pendragon P.L.C...................................... 14,814,444    4,546,694
#*  Petra Diamonds, Ltd..................................  1,304,846      789,007
    Petrofac, Ltd........................................    280,879    2,258,553
*   Petropavlovsk P.L.C.................................. 20,808,451    1,867,521
    Pets at Home Group P.L.C.............................  3,597,540    5,485,673
    Phoenix Group Holdings............................... 10,989,912   99,243,272
#*  Premier Foods P.L.C.................................. 18,520,242   10,014,883
*   Premier Oil P.L.C.................................... 20,105,558   33,821,891

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                            SHARES       VALUE>>
                                                          ---------- ---------------
UNITED KINGDOM -- (Continued)
    PZ Cussons P.L.C.....................................     31,228 $        95,308
    QinetiQ Group P.L.C..................................    887,715       3,155,220
    Rank Group P.L.C.....................................      4,768          11,352
    Reach P.L.C..........................................  6,914,229       6,458,151
    Redrow P.L.C.........................................  7,360,002      51,886,857
    Renewi P.L.C.........................................  8,453,206       7,768,041
    RPC Group P.L.C......................................  3,400,059      36,348,238
    RPS Group P.L.C......................................  3,336,604      10,758,235
    Saga P.L.C...........................................  8,600,619      14,024,734
    SDL P.L.C............................................    243,299       1,625,184
    Senior P.L.C.........................................  1,347,161       5,606,373
    Severfield P.L.C.....................................    601,104         652,471
    SIG P.L.C............................................ 13,858,022      22,076,184
    Soco International P.L.C.............................  2,518,097       3,164,339
    Speedy Hire P.L.C....................................  4,518,685       3,562,561
    Spire Healthcare Group P.L.C.........................  2,554,608       8,310,238
    Spirent Communications P.L.C.........................  2,278,897       3,384,985
    Sportech P.L.C.......................................    318,785         307,504
*   Sports Direct International P.L.C....................  4,416,572      23,953,519
    St. Ives P.L.C.......................................    974,252       1,303,786
    St. Modwen Properties P.L.C..........................  5,016,254      26,651,475
    Stobart Group, Ltd...................................     36,745         113,336
    Stock Spirits Group P.L.C............................  2,066,109       5,854,006
    Tate & Lyle P.L.C....................................  1,024,456       8,379,023
    TP ICAP P.L.C........................................  9,954,221      36,547,435
    Travis Perkins P.L.C.................................  2,840,467      44,575,019
    Trifast P.L.C........................................    853,198       2,583,126
    TT Electronics P.L.C.................................  2,939,252       8,908,278
*   Tullow Oil P.L.C..................................... 10,233,411      30,421,388
    Tyman P.L.C..........................................    492,584       2,176,888
    U & I Group P.L.C....................................  1,651,393       4,804,153
*   Vectura Group P.L.C..................................  2,446,809       2,567,795
    Vesuvius P.L.C.......................................  7,474,820      62,127,051
    Virgin Money Holdings UK P.L.C.......................  5,891,784      30,645,867
    Vp P.L.C.............................................    279,303       4,125,076
    William Hill P.L.C...................................  3,942,573      15,388,908
                                                                     ---------------
TOTAL UNITED KINGDOM.....................................              2,372,347,261
                                                                     ---------------
TOTAL COMMON STOCKS......................................             15,529,394,106
                                                                     ---------------
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
    Biotest AG...........................................     89,530       2,579,855
    Draegerwerk AG & Co. KGaA............................    146,813      11,274,831
    STO SE & Co. KGaA....................................      9,313       1,197,341
                                                                     ---------------
TOTAL GERMANY............................................                 15,052,027
                                                                     ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   Fleetwood Corp., Ltd. Rights 08/13/18................    115,212               0
                                                                     ---------------
AUSTRIA -- (0.0%)
*   Intercell AG Rights 05/16/13.........................     41,929               0
                                                                     ---------------
JAPAN -- (0.0%)
*   Akatsuki Corp. Rights 12/25/18.......................     16,800          16,678
                                                                     ---------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                            SHARES       VALUE>>
                                                          ---------- ---------------
SINGAPORE -- (0.0%)
#*  Ezion Holdings, Ltd. Warrants 04/16/23............... 21,642,210 $             0
                                                                     ---------------
TOTAL RIGHTS/WARRANTS....................................                     16,678
                                                                     ---------------
TOTAL INVESTMENT SECURITIES..............................             15,544,462,811
                                                                     ---------------

                                                                         VALUE+
                                                                     ---------------
SECURITIES LENDING COLLATERAL -- (6.3%)
@(S) DFA Short Term Investment Fund...................... 90,866,436   1,051,415,528
                                                                     ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $14,293,537,159)^^...            $16,595,878,339
                                                                     ===============

At July 31, 2018, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

                                                                              UNREALIZED
                           NUMBER OF EXPIRATION                              APPRECIATION
DESCRIPTION                CONTRACTS    DATE    NOTIONAL VALUE MARKET VALUE (DEPRECIATION)
-----------                --------- ---------- -------------- ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index..   1,085    09/21/18   $150,139,603  $152,827,675   $2,688,072
                                                 ------------  ------------   ----------
TOTAL FUTURES CONTRACTS...                       $150,139,603  $152,827,675   $2,688,072
                                                 ============  ============   ==========

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                          INVESTMENTS IN SECURITIES (MARKET VALUE)
                    ----------------------------------------------------
                       LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                    -------------- -------------- ------- --------------
Common Stocks
   Australia....... $      307,001 $1,090,229,973   --    $1,090,536,974
   Austria.........             --    161,571,880   --       161,571,880
   Belgium.........             --    225,016,138   --       225,016,138
   Canada..........  1,358,816,100          2,219   --     1,358,818,319
   China...........             --         29,127   --            29,127
   Denmark.........             --    273,707,543   --       273,707,543
   Finland.........             --    383,256,371   --       383,256,371
   France..........             --    625,140,044   --       625,140,044
   Germany.........             --  1,023,659,241   --     1,023,659,241
   Greece..........             --          2,009   --             2,009
   Hong Kong.......         55,726    521,999,044   --       522,054,770
   Ireland.........             --     49,714,354   --        49,714,354
   Israel..........             --    112,100,014   --       112,100,014
   Italy...........             --    782,380,354   --       782,380,354
   Japan...........             --  4,327,996,992   --     4,327,996,992
   Netherlands.....             --    373,529,146   --       373,529,146
   New Zealand.....             --     62,681,021   --        62,681,021
   Norway..........             --    171,588,450   --       171,588,450
   Portugal........             --     62,307,820   --        62,307,820
   Singapore.......        447,025    148,563,507   --       149,010,532
   Spain...........             --    469,629,010   --       469,629,010
   Sweden..........             --    306,259,000   --       306,259,000
   Switzerland.....             --    626,057,736   --       626,057,736
   United Kingdom..      6,806,319  2,365,540,942   --     2,372,347,261

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ------------------------------------------------------
                                   LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                -------------- --------------- ------- ---------------
Preferred Stocks
  Germany......................             -- $    15,052,027   --    $    15,052,027
Rights/Warrants
  Japan........................             --          16,678   --             16,678
Securities Lending Collateral..             --   1,051,415,528   --      1,051,415,528
Futures Contracts**............ $    2,688,072              --   --          2,688,072
                                -------------- ---------------   --    ---------------
TOTAL.......................... $1,369,120,243 $15,229,446,168   --    $16,598,566,411
                                ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                           SHARES    VALUE>>
                                                          --------- ----------
COMMON STOCKS -- (92.8%)
AUSTRALIA -- (6.0%)
    Accent Group, Ltd....................................   138,825 $  147,684
    Adelaide Brighton, Ltd...............................   168,437    862,156
#   Ainsworth Game Technology, Ltd.......................   105,607     88,996
#*  Alkane Resources, Ltd................................    61,870     10,112
    ALS, Ltd.............................................    30,299    167,875
    Altium, Ltd..........................................    42,778    650,086
    Alumina, Ltd.........................................    62,432    131,589
#   AMA Group, Ltd.......................................   151,041    107,673
#   Amaysim Australia, Ltd...............................    87,989     61,563
    Amcor, Ltd...........................................    59,263    663,426
    AMP, Ltd.............................................   842,265  2,130,111
    Ansell, Ltd..........................................    57,261  1,227,263
    AP Eagers, Ltd.......................................    32,460    207,041
    APN Property Group, Ltd..............................    91,418     30,879
    ARB Corp., Ltd.......................................    32,408    506,786
    Ardent Leisure Group.................................   312,083    441,462
    Aristocrat Leisure, Ltd..............................    70,496  1,688,586
    ARQ Group, Ltd.......................................    41,656     93,523
#   Asaleo Care, Ltd.....................................   297,377    154,807
    ASX, Ltd.............................................     1,291     63,042
    Atlas Arteria, Ltd...................................    15,598     75,808
*   Atlas Iron, Ltd...................................... 3,847,814    120,173
    AUB Group, Ltd.......................................    11,077    108,007
    Aurizon Holdings, Ltd................................   174,244    590,182
    Ausdrill, Ltd........................................   277,324    376,516
    AusNet Services......................................   119,985    145,406
    Austal, Ltd..........................................   228,897    292,731
*   Austin Engineering, Ltd..............................   124,964     19,946
#   Australia & New Zealand Banking Group, Ltd...........   236,783  5,147,585
#*  Australian Agricultural Co., Ltd.....................   320,632    301,965
    Australian Pharmaceutical Industries, Ltd............   351,365    442,214
#*  Australian Property Systems, Ltd.....................   130,461    611,271
    Auswide Bank, Ltd....................................     3,475     14,576
#   Automotive Holdings Group, Ltd.......................   197,879    402,130
    Aveo Group...........................................   120,379    212,080
#   AVJennings, Ltd......................................    78,694     39,709
    Bank of Queensland, Ltd..............................   309,991  2,562,764
#   Bapcor, Ltd..........................................    71,482    370,792
    Beach Energy, Ltd.................................... 1,447,341  2,053,534
    Beacon Lighting Group, Ltd...........................    27,229     29,083
#*  Beadell Resources, Ltd...............................   414,541     16,967
#   Bega Cheese, Ltd.....................................    99,162    539,534
*   Bellamy's Australia, Ltd.............................    40,640    332,577
    Bendigo & Adelaide Bank, Ltd.........................   234,242  2,040,321
    BHP Billiton, Ltd....................................   314,531  8,214,456
#   BHP Billiton, Ltd., Sponsored ADR....................    69,264  3,619,737
#   Blackmores, Ltd......................................     6,055    667,314
    BlueScope Steel, Ltd.................................   393,907  5,175,876
    Boral, Ltd...........................................   505,966  2,500,471
    Brambles, Ltd........................................    80,792    593,364
    Breville Group, Ltd..................................    48,888    389,985
#   Brickworks, Ltd......................................    65,526    759,407
*   Buru Energy, Ltd.....................................    58,640     11,122
#   Cabcharge Australia, Ltd.............................    93,611    163,788
    Caltex Australia, Ltd................................     9,675    234,056

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
AUSTRALIA -- (Continued)
    Capitol Health, Ltd..................................   405,792 $   94,999
*   Cardno, Ltd..........................................   201,915    190,416
*   Carnarvon Petroleum, Ltd.............................   118,020     43,495
*   Carnegie Clean Energy, Ltd...........................   802,182     11,965
#   carsales.com, Ltd....................................   103,133  1,069,369
*   Cash Converters International, Ltd...................   399,386     99,564
    Cedar Woods Properties, Ltd..........................    56,611    258,381
    Challenger, Ltd......................................    26,380    244,023
    CIMIC Group, Ltd.....................................    18,581    668,244
*   Clean Seas Seafood, Ltd.............................. 1,021,552     40,163
    Cleanaway Waste Management, Ltd...................... 1,629,802  2,254,426
    Coca-Cola Amatil, Ltd................................    42,962    306,022
    Cochlear, Ltd........................................     4,240    640,897
    Codan, Ltd...........................................    61,980    135,059
#   Collection House, Ltd................................   100,438    109,348
    Collins Foods, Ltd...................................    92,014    356,476
#   Commonwealth Bank of Australia.......................    27,764  1,546,091
    Computershare, Ltd...................................    32,124    434,822
*   Cooper Energy, Ltd................................... 1,111,770    392,389
#   Corporate Travel Management, Ltd.....................    28,755    613,702
    Costa Group Holdings, Ltd............................   119,702    700,874
#   Credit Corp. Group, Ltd..............................    22,151    339,255
    Crown Resorts, Ltd...................................    18,903    189,840
*   CSG, Ltd.............................................   139,764     20,793
    CSR, Ltd.............................................   358,397  1,130,979
    Data#3, Ltd..........................................    59,043     66,935
*   Decmil Group, Ltd....................................   107,196     75,343
    Domain Holdings Australia, Ltd.......................   187,874    444,313
#   Domino's Pizza Enterprises, Ltd......................    28,619  1,062,745
    Donaco International, Ltd............................    26,426      3,543
*   Doray Minerals, Ltd..................................   122,669     30,495
    Downer EDI, Ltd......................................   452,610  2,486,148
    DuluxGroup, Ltd......................................   183,719  1,045,428
    DWS, Ltd.............................................    34,565     35,729
    Eclipx Group, Ltd....................................   227,690    519,760
    Elders, Ltd..........................................    53,447    298,418
*   Energy Resources of Australia, Ltd...................   158,948     48,496
*   Energy World Corp., Ltd..............................   556,035     65,967
    EQT Holdings, Ltd....................................     3,703     58,313
    ERM Power, Ltd.......................................    53,500     58,839
    Estia Health, Ltd....................................   115,137    275,604
    Euroz, Ltd...........................................     1,190      1,099
    EVENT Hospitality and Entertainment, Ltd.............    60,268    617,153
    Evolution Mining, Ltd................................   604,011  1,252,549
    Fairfax Media, Ltd................................... 1,957,929  1,180,747
#*  FAR, Ltd.............................................   947,843     88,033
    Finbar Group, Ltd....................................    18,455     13,519
    Fleetwood Corp., Ltd. (6341855)......................    39,464     66,628
    Fleetwood Corp., Ltd. (BFXMKH4)......................    21,501     36,261
    FlexiGroup, Ltd......................................   262,528    446,658
    Flight Centre Travel Group, Ltd......................    16,018    810,036
    Fortescue Metals Group, Ltd..........................   868,376  2,824,431
#   G8 Education, Ltd....................................   361,314    668,484
*   Galaxy Resources, Ltd................................    66,018    140,243
    Gateway Lifestyle....................................    85,869    146,248
    GBST Holdings, Ltd...................................     9,803     16,488
#   Genworth Mortgage Insurance Australia, Ltd...........   250,516    500,924
#*  Gold Road Resources, Ltd.............................   363,713    182,399
    GrainCorp, Ltd., Class A.............................   195,664  1,078,300

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
AUSTRALIA -- (Continued)
    Grange Resources, Ltd................................   208,883 $   26,438
#   Greencross, Ltd......................................    80,165    253,685
    GUD Holdings, Ltd....................................    47,128    497,077
    GWA Group, Ltd.......................................   156,719    381,012
#   Hansen Technologies, Ltd.............................    70,722    177,910
#   Harvey Norman Holdings, Ltd..........................   415,667  1,097,726
    Healthscope, Ltd.....................................   763,857  1,240,957
    Helloworld Travel, Ltd...............................    15,327     53,469
*   Hills, Ltd...........................................   252,946     36,728
*   Horizon Oil, Ltd.....................................   329,531     33,073
#   HT&E, Ltd............................................   222,359    412,646
    Huon Aquaculture Group, Ltd..........................    12,043     42,064
    IDP Education, Ltd...................................    36,641    265,918
    Iluka Resources, Ltd.................................    20,805    177,322
*   Imdex, Ltd...........................................   172,347    157,990
    IMF Bentham, Ltd.....................................   129,998    268,742
    Incitec Pivot, Ltd...................................   731,369  2,062,141
#   Independence Group NL................................   398,260  1,332,874
*   Infigen Energy.......................................   247,239    120,446
    Infomedia, Ltd.......................................   159,345    118,602
    Insurance Australia Group, Ltd.......................    76,321    456,252
    Integrated Research, Ltd.............................    47,760     90,534
#   InvoCare, Ltd........................................    60,975    643,043
#   IOOF Holdings, Ltd...................................   104,011    707,595
    IRESS, Ltd...........................................    57,918    497,525
#   iSelect, Ltd.........................................   110,849     66,320
#   iSentia Group, Ltd...................................    76,936     45,187
    IVE Group, Ltd.......................................    79,610    133,165
    James Hardie Industries P.L.C........................    29,101    465,313
    James Hardie Industries P.L.C., Sponsored ADR........     1,506     24,036
#   Japara Healthcare, Ltd...............................   148,046    204,287
#   JB Hi-Fi, Ltd........................................    54,181    959,854
*   Karoon Gas Australia, Ltd............................   214,353    187,316
*   Kingsgate Consolidated, Ltd..........................    78,969     14,377
    LendLease Group......................................    29,643    443,516
*   Lucapa Diamond Co., Ltd..............................   111,590     21,523
*   Lynas Corp., Ltd.....................................   110,941    187,286
    MACA, Ltd............................................   138,337    131,709
*   Macmahon Holdings, Ltd...............................   971,526    171,871
    Macquarie Group, Ltd.................................    48,718  4,444,928
    Magellan Financial Group, Ltd........................    54,153    994,244
    MaxiTRANS Industries, Ltd............................    77,028     32,358
#*  Mayne Pharma Group, Ltd.............................. 1,064,353    783,938
*   MC Mining, Ltd.......................................     1,219        306
    McMillan Shakespeare, Ltd............................    37,927    459,269
    McPherson's, Ltd.....................................    98,304    123,416
    Medibank Pvt, Ltd....................................   162,308    375,383
*   Medusa Mining, Ltd...................................   152,759     41,359
#*  Mesoblast, Ltd.......................................   219,376    306,883
#   Metals X, Ltd........................................   386,189    203,713
#   Metcash, Ltd.........................................   859,660  1,680,673
*   Mincor Resources NL..................................    20,660      5,693
#   Mineral Resources, Ltd...............................    86,351  1,064,788
*   MMA Offshore, Ltd....................................   425,178     86,750
#   MNF Group, Ltd.......................................    17,380     67,511
    Monadelphous Group, Ltd..............................    44,913    492,085
    Monash IVF Group, Ltd................................   158,334    131,730
    Money3 Corp., Ltd....................................    80,246    122,052
#   Mortgage Choice, Ltd.................................    78,728     91,854

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
AUSTRALIA -- (Continued)
    Mount Gibson Iron, Ltd............................... 699,223 $  220,720
#   Myer Holdings, Ltd................................... 629,852    217,812
    MYOB Group, Ltd...................................... 146,359    340,647
    MyState, Ltd.........................................  38,277    138,035
    National Australia Bank, Ltd......................... 206,172  4,341,001
    Navigator Global Investments, Ltd....................  63,890    275,626
#   Navitas, Ltd......................................... 127,008    406,353
#   Neometals, Ltd.......................................  48,923     10,537
#*  NetComm Wireless, Ltd................................  29,909     24,782
#   New Hope Corp., Ltd.................................. 135,897    321,888
    Newcrest Mining, Ltd.................................  29,405    472,393
    nib holdings, Ltd.................................... 210,249    881,194
#   Nick Scali, Ltd......................................  28,112    129,133
#   Nine Entertainment Co. Holdings, Ltd................. 492,787    820,904
    Northern Star Resources, Ltd......................... 288,437  1,543,114
*   NRW Holdings, Ltd.................................... 306,647    386,893
    Nufarm, Ltd.......................................... 125,360    666,217
#   OFX Group, Ltd....................................... 120,028    155,897
    Oil Search, Ltd......................................  49,481    330,075
    oOh!media, Ltd....................................... 117,319    423,042
    Orica, Ltd........................................... 147,743  1,929,969
*   Origin Energy, Ltd................................... 162,063  1,175,887
    Orora, Ltd........................................... 555,223  1,497,192
    OZ Minerals, Ltd..................................... 271,174  1,914,956
    Pacific Current Group, Ltd...........................  27,457    144,997
    Pacific Energy, Ltd..................................  53,348     22,990
    Pacific Smiles Group, Ltd............................  19,058     20,545
    Pact Group Holdings, Ltd.............................  88,704    356,429
*   Panoramic Resources, Ltd............................. 264,823    109,347
    Peet, Ltd............................................ 197,689    176,618
    Pendal Group, Ltd....................................  75,113    519,174
    Perpetual, Ltd.......................................  20,137    653,699
*   Perseus Mining, Ltd.................................. 953,529    284,047
    Pioneer Credit, Ltd..................................  19,143     46,509
#   Platinum Asset Management, Ltd....................... 110,604    451,488
*   PMP, Ltd............................................. 150,913     26,944
#   Premier Investments, Ltd.............................  48,697    628,979
    Primary Health Care, Ltd............................. 402,534  1,052,006
    Prime Media Group, Ltd............................... 259,087     59,650
    Pro Medicus, Ltd.....................................  12,101     75,540
    Qantas Airways, Ltd.................................. 272,837  1,363,677
    QBE Insurance Group, Ltd............................. 249,801  1,875,821
    QMS Media, Ltd....................................... 169,652    130,505
#   Qube Holdings, Ltd................................... 746,453  1,438,058
#*  Quintis, Ltd......................................... 197,160     19,223
*   Ramelius Resources, Ltd.............................. 330,244    135,204
    Ramsay Health Care, Ltd..............................   7,186    300,078
    RCR Tomlinson, Ltd................................... 102,549    213,329
    REA Group, Ltd.......................................   3,734    241,083
*   Reckon, Ltd..........................................  24,980     16,218
    Reece, Ltd...........................................   4,702     42,746
#   Regis Healthcare, Ltd................................  69,376    179,151
    Regis Resources, Ltd................................. 226,066    749,641
    Reject Shop, Ltd. (The)..............................  25,896    107,525
#   Resolute Mining, Ltd................................. 663,028    628,514
#   Retail Food Group, Ltd...............................  95,537     29,058
    Ridley Corp., Ltd.................................... 173,854    170,294
    Rio Tinto, Ltd.......................................  28,857  1,744,034
*   RPMGlobal Holdings, Ltd..............................  20,372      9,013

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
AUSTRALIA -- (Continued)
    Ruralco Holdings, Ltd................................    20,809 $   43,277
#   RXP Services, Ltd....................................   120,452     43,445
    Salmat, Ltd..........................................    16,043      7,968
    Sandfire Resources NL................................   150,081    824,434
*   Santos, Ltd..........................................   312,341  1,479,490
*   Saracen Mineral Holdings, Ltd........................   511,730    713,039
#   SeaLink Travel Group, Ltd............................    19,086     61,954
    Seek, Ltd............................................    26,845    427,002
    Select Harvests, Ltd.................................    73,258    326,691
*   Senex Energy, Ltd....................................   841,653    281,153
    Servcorp, Ltd........................................    23,357     75,547
    Service Stream, Ltd..................................   183,283    215,393
    Seven Group Holdings, Ltd............................    69,038    984,498
    Seven West Media, Ltd................................   889,410    549,539
    SG Fleet Group, Ltd..................................    30,658     80,741
    Sigma Healthcare, Ltd................................   664,298    242,137
#   Silver Chef, Ltd.....................................    12,524     27,627
#*  Silver Lake Resources, Ltd...........................   373,613    155,229
    Sims Metal Management, Ltd...........................   110,802  1,414,583
*   Sino Gas & Energy Holdings, Ltd......................   871,442    155,483
    Sirtex Medical, Ltd..................................    23,301    550,477
    Sonic Healthcare, Ltd................................    35,779    694,003
    South32, Ltd.........................................   513,662  1,367,051
    Southern Cross Media Group, Ltd......................   530,793    497,552
    Spark Infrastructure Group...........................    52,111     89,153
    SpeedCast International, Ltd.........................    71,038    327,265
    St Barbara, Ltd......................................   247,511    758,306
    Star Entertainment Grp, Ltd. (The)...................   458,288  1,690,862
    Steadfast Group, Ltd.................................   176,439    383,184
*   Strike Energy, Ltd...................................    60,386      4,935
    Suncorp Group, Ltd...................................   111,215  1,237,452
*   Sundance Energy Australia, Ltd....................... 5,253,419    288,578
    Sunland Group, Ltd...................................    67,813     90,636
#   Super Retail Group, Ltd..............................   121,328    833,765
#   Superloop, Ltd.......................................    57,184     96,038
#*  Syrah Resources, Ltd.................................   153,097    342,680
    Tabcorp Holdings, Ltd................................   213,882    742,856
    Tassal Group, Ltd....................................   155,711    483,572
#   Technology One, Ltd..................................   134,332    493,599
#   Thorn Group, Ltd.....................................   120,983     53,489
*   Tiger Resources, Ltd.................................   335,407      1,869
#   TPG Telecom, Ltd.....................................    51,820    222,207
*   Troy Resources, Ltd..................................   258,080     24,880
    Villa World, Ltd.....................................    88,952    146,803
#*  Village Roadshow, Ltd................................    67,561     95,425
*   Virgin Australia Holdings, Ltd....................... 1,132,657    185,067
    Virtus Health, Ltd...................................    66,783    278,808
#   Vita Group, Ltd......................................   116,511     84,706
#*  Vocus Group, Ltd.....................................   468,756    842,060
*   Watpac, Ltd..........................................    44,377     24,572
#   Webjet, Ltd..........................................    16,213    161,013
    Wesfarmers, Ltd......................................    34,155  1,255,833
#   Western Areas, Ltd...................................   174,916    422,029
*   Westgold Resources, Ltd..............................   160,561    189,965
#   Westpac Banking Corp.................................   111,387  2,438,536
    Westpac Banking Corp., Sponsored ADR.................    17,788    388,668
    Whitehaven Coal, Ltd.................................   425,006  1,717,839
    Woodside Petroleum, Ltd..............................   179,715  4,816,974
    WorleyParsons, Ltd...................................   154,964  2,114,449

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- ------------
AUSTRALIA -- (Continued)
    WPP AUNZ, Ltd........................................ 265,697 $    181,811
                                                                  ------------
TOTAL AUSTRALIA..........................................          170,239,035
                                                                  ------------
AUSTRIA -- (0.7%)
    Agrana Beteiligungs AG...............................  10,200      271,404
    ANDRITZ AG...........................................  34,158    1,936,386
    Atrium European Real Estate, Ltd.....................  32,288      144,212
#   Austria Technologie & Systemtechnik AG...............  25,068      588,655
    CA Immobilien Anlagen AG.............................  15,929      556,879
#   DO & CO AG...........................................   3,796      266,327
    Erste Group Bank AG..................................  30,318    1,309,475
    EVN AG...............................................  27,611      549,216
#*  FACC AG..............................................  17,679      393,322
    Flughafen Wien AG....................................   2,852      107,667
#   IMMOFINANZ AG........................................  12,298      323,750
    Kapsch TrafficCom AG.................................   2,499      115,571
    Lenzing AG...........................................   3,520      447,019
    Mayr Melnhof Karton AG...............................   3,133      426,066
    Oberbank AG..........................................     847       87,359
    Oesterreichische Post AG.............................  15,485      733,474
    OMV AG...............................................  41,501    2,345,351
#   Palfinger AG.........................................   5,669      221,237
    POLYTEC Holding AG...................................   8,231      129,299
#   Porr AG..............................................   6,557      232,288
    Raiffeisen Bank International AG.....................  84,612    2,821,402
    Rosenbauer International AG..........................     761       44,486
    S IMMO AG............................................  14,586      317,140
    Schoeller-Bleckmann Oilfield Equipment AG............   3,938      449,470
#*  Semperit AG Holding..................................   6,249      123,867
    Strabag SE...........................................  12,557      504,941
    Telekom Austria AG...................................  77,305      672,571
    UBM Development AG...................................     647       31,634
    UNIQA Insurance Group AG............................. 116,178    1,161,705
    Verbund AG...........................................   7,213      284,392
    Vienna Insurance Group AG Wiener Versicherung Gruppe.  31,488      896,369
    Voestalpine AG.......................................  29,355    1,468,784
    Wienerberger AG......................................  20,931      513,086
#*  Zumtobel Group AG....................................  10,068       72,297
                                                                  ------------
TOTAL AUSTRIA............................................           20,547,101
                                                                  ------------
BELGIUM -- (1.5%)
    Ackermans & van Haaren NV............................  17,415    3,176,197
    Ageas................................................ 107,511    5,766,361
*   AGFA-Gevaert NV...................................... 166,171      793,314
    Anheuser-Busch InBev SA/NV...........................  27,589    2,807,568
#   Anheuser-Busch InBev SA/NV, Sponsored ADR............   6,428      653,856
    Atenor...............................................   2,049      117,112
    Banque Nationale de Belgique.........................      69      220,239
    Barco NV.............................................   8,785    1,246,924
    Bekaert SA...........................................  29,714      834,639
#   bpost SA.............................................  46,622      734,965
    Cie d'Entreprises CFE................................   5,972      746,193
#   Cie Immobiliere de Belgique SA.......................   1,566       97,463
    Colruyt SA...........................................  25,632    1,532,303
    Deceuninck NV........................................  56,289      166,526
    D'ieteren SA.........................................  22,841      994,935
#   Econocom Group SA.................................... 105,654      373,036
    Elia System Operator SA..............................   6,294      392,240

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
BELGIUM -- (Continued)
    Euronav NV........................................... 109,300 $   924,937
    EVS Broadcast Equipment SA...........................   8,451     197,286
*   Exmar NV.............................................  27,285     194,010
    Fagron...............................................   9,703     179,689
    Gimv NV..............................................   9,727     578,098
#*  Ion Beam Applications................................   2,107      55,143
    KBC Group NV.........................................  29,947   2,298,986
    Kinepolis Group NV...................................   8,302     530,936
    Lotus Bakeries.......................................      96     273,615
    Melexis NV...........................................   9,366     871,164
#*  Nyrstar NV...........................................  67,523     323,709
#   Ontex Group NV.......................................  62,033   1,875,615
#   Orange Belgium SA....................................  29,015     465,440
#   Picanol..............................................   1,521     151,977
    Proximus SADP........................................  25,907     634,957
    Recticel SA..........................................  35,148     405,395
    Resilux..............................................     847     149,531
*   Roularta Media Group NV..............................   1,845      36,896
    Sioen Industries NV..................................   8,233     259,684
    Sipef SA.............................................   3,981     277,278
    Solvay SA............................................  38,375   5,257,397
*   Telenet Group Holding NV.............................   4,603     221,652
    TER Beke SA..........................................     539      99,703
*   Tessenderlo Group SA.................................  27,512   1,106,252
*   ThromboGenics NV.....................................  32,613     275,227
    UCB SA...............................................   5,755     494,784
    Umicore SA...........................................  91,367   5,347,032
    Van de Velde NV......................................   3,155     110,654
*   Viohalco SA..........................................  25,814      93,135
                                                                  -----------
TOTAL BELGIUM............................................          44,344,053
                                                                  -----------
CANADA -- (8.6%)
*   5N Plus, Inc.........................................  43,015     111,766
    Absolute Software Corp...............................  14,551      82,215
#   Acadian Timber Corp..................................  10,476     161,869
*   Advantage Oil & Gas, Ltd............................. 159,974     553,394
    Aecon Group, Inc.....................................  49,735     629,692
#*  Africa Oil Corp...................................... 291,900     264,782
#   AG Growth International, Inc.........................   7,460     317,990
    AGF Management, Ltd., Class B........................  63,512     319,794
    Agnico Eagle Mines, Ltd..............................   3,653     153,045
#   Agnico Eagle Mines, Ltd..............................  10,232     428,516
#   AGT Food & Ingredients, Inc..........................  12,112     168,619
    Aimia, Inc...........................................  54,074     143,826
*   Air Canada...........................................  18,500     334,631
#   AirBoss of America Corp..............................  12,431     141,143
    AKITA Drilling, Ltd., Class A........................   2,700      10,108
*   Alacer Gold Corp..................................... 256,721     556,523
    Alamos Gold, Inc., Class A........................... 286,006   1,552,216
#   Alamos Gold, Inc., Class A...........................  61,980     336,551
#   Alaris Royalty Corp..................................  41,723     593,362
#   Alcanna, Inc.........................................  32,855     231,098
    Algoma Central Corp..................................   4,796      55,597
    Algonquin Power & Utilities Corp.....................  23,679     232,631
#*  Alio Gold, Inc.......................................  16,660      23,309
    AltaGas, Ltd.........................................   5,021     102,168
#   Altius Minerals Corp.................................  22,700     224,234
    Altus Group, Ltd.....................................  21,392     460,450
#*  Americas Silver Corp.................................  27,100      71,664

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
*   Amerigo Resources, Ltd...............................  77,500 $   53,023
#   Andrew Peller, Ltd., Class A.........................  14,100    178,845
#   ARC Resources, Ltd................................... 201,846  2,397,295
*   Argonaut Gold, Inc................................... 149,603    253,009
#*  Asanko Gold, Inc..................................... 101,993    101,142
    Atco, Ltd., Class I..................................   4,600    141,057
#*  Athabasca Oil Corp................................... 419,433    564,252
*   ATS Automation Tooling Systems, Inc..................  30,245    454,774
#   AutoCanada, Inc......................................  22,819    253,652
*   B2Gold Corp.......................................... 512,107  1,275,494
#   Badger Daylighting, Ltd..............................  20,326    461,411
#   Bank of Montreal.....................................  15,646  1,240,158
    Bank of Montreal.....................................  50,694  4,019,020
    Bank of Nova Scotia (The)............................   6,849    405,880
#   Bank of Nova Scotia (The)............................  60,443  3,581,248
#   Barrick Gold Corp.................................... 620,770  6,946,416
*   Bausch Health Cos., Inc.............................. 219,884  4,780,271
#*  Baytex Energy Corp................................... 170,844    530,584
*   Baytex Energy Corp...................................  31,128     96,808
    BCE, Inc.............................................   4,054    172,300
#   Bellatrix Exploration, Ltd...........................  37,520     35,765
    Birchcliff Energy, Ltd............................... 238,254    943,236
#   Bird Construction, Inc...............................  24,959    149,081
    Black Diamond Group, Ltd.............................  47,841    132,396
#*  BlackBerry, Ltd......................................   7,239     71,015
*   BlackPearl Resources, Inc............................ 268,168    276,239
*   BNK Petroleum, Inc...................................  74,000     24,461
*   Bombardier, Inc., Class A............................   9,900     37,519
*   Bombardier, Inc., Class B............................ 114,760    432,274
#   Bonavista Energy Corp................................ 189,957    227,799
#   Bonterra Energy Corp.................................  25,174    360,140
    Boralex, Inc., Class A...............................  28,204    431,022
    Brookfield Real Estate Services, Inc.................   1,900     28,613
    BRP, Inc.............................................   9,500    443,141
#*  BSM Technologies, Inc................................  48,300     49,754
    CAE, Inc.............................................  16,827    350,549
    CAE, Inc.............................................   4,303     89,718
#*  Calfrac Well Services, Ltd........................... 114,532    436,698
    Calian Group, Ltd....................................   2,133     51,732
#   Callidus Capital Corp................................   9,332     20,947
    Cameco Corp..........................................  93,849  1,014,350
    Cameco Corp..........................................  99,893  1,078,844
    Canaccord Genuity Group, Inc......................... 103,597    576,576
*   Canacol Energy, Ltd..................................  95,819    313,785
    Canadian Imperial Bank of Commerce...................   4,451    406,213
#   Canadian Imperial Bank of Commerce...................  23,677  2,160,053
    Canadian Natural Resources, Ltd......................       4        147
    Canadian Natural Resources, Ltd......................  57,184  2,095,222
#   Canadian Tire Corp., Ltd., Class A...................   8,816  1,200,700
#   Canadian Western Bank................................ 101,318  2,842,060
*   Canfor Corp..........................................  70,590  1,547,624
    Canfor Pulp Products, Inc............................  27,649    579,187
    CanWel Building Materials Group, Ltd.................  55,021    279,578
    Capital Power Corp...................................  10,484    212,928
#*  Capstone Mining Corp................................. 337,985    249,426
#   Cardinal Energy, Ltd................................. 103,611    426,119
    Cargojet, Inc........................................   1,500     75,700
    Cascades, Inc........................................  65,872    631,452
#*  Cathedral Energy Services, Ltd.......................  14,861     13,366

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
    CCL Industries, Inc., Class B........................  33,170 $1,682,915
*   Celestica, Inc.......................................  60,386    713,159
*   Celestica, Inc.......................................  42,777    505,754
    Cenovus Energy, Inc.................................. 127,849  1,282,569
    Cenovus Energy, Inc..................................  70,959    712,428
*   Centerra Gold, Inc................................... 195,224    886,937
*   Centerra Gold, Inc...................................     935      4,284
    Cervus Equipment Corp................................   6,136     65,141
#   CES Energy Solutions Corp............................  60,307    207,228
*   CGI Group, Inc., Class A.............................   7,471    482,311
*   CGI Group, Inc., Class A.............................   7,333    471,879
#   Chesswood Group, Ltd.................................  10,697     95,223
*   China Gold International Resources Corp., Ltd........ 202,028    352,541
    CI Financial Corp....................................  14,539    254,043
#   Cineplex, Inc........................................  30,755    690,826
#   Clearwater Seafoods, Inc.............................  10,558     41,636
    Cogeco Communications, Inc...........................  13,878    753,190
    Cogeco, Inc..........................................   6,264    301,728
    Colliers International Group, Inc....................   4,219    344,954
    Colliers International Group, Inc....................   5,285    433,370
    Computer Modelling Group, Ltd........................  44,122    338,839
*   Conifex Timber, Inc..................................   5,900     21,952
    Constellation Software, Inc..........................   1,092    791,628
#*  Continental Gold, Inc................................ 126,050    374,996
#*  Copper Mountain Mining Corp.......................... 154,883    139,304
    Corby Spirit and Wine, Ltd...........................   4,950     77,702
*   Corridor Resources, Inc..............................   5,600      2,970
    Corus Entertainment, Inc., Class B................... 100,405    313,368
    Cott Corp............................................   4,928     78,799
    Cott Corp............................................  50,909    812,838
#   Crescent Point Energy Corp........................... 217,441  1,482,649
    Crescent Point Energy Corp...........................  94,326    642,362
*   Crew Energy, Inc..................................... 134,885    254,040
#*  CRH Medical Corp.....................................  23,040     75,982
#*  Delphi Energy Corp................................... 157,954    106,853
#*  Denison Mines Corp................................... 498,295    256,646
*   Descartes Systems Group, Inc. (The)..................   1,519     48,456
*   Detour Gold Corp..................................... 151,735  1,495,363
#   DHX Media, Ltd.......................................  98,498    198,382
#*  DIRTT Environmental Solutions........................  26,200    131,720
    Dollarama, Inc.......................................  14,598    527,429
    Dorel Industries, Inc., Class B......................  23,718    434,850
*   DREAM Unlimited Corp., Class A.......................  21,742    149,922
*   Dundee Precious Metals, Inc.......................... 132,315    314,297
#*  Eastmain Resources, Inc..............................  97,500     14,990
    ECN Capital Corp..................................... 176,743    490,481
    E-L Financial Corp., Ltd.............................     175    110,985
#*  Eldorado Gold Corp................................... 568,508    620,580
    Element Fleet Management Corp........................ 295,218  1,420,659
    Empire Co., Ltd., Class A............................  80,682  1,663,444
    Enbridge Income Fund Holdings, Inc...................  67,827  1,698,738
    Encana Corp.......................................... 130,652  1,755,963
#*  Endeavour Mining Corp................................  27,236    498,297
#   Enercare, Inc........................................  49,928    725,786
    Enerflex, Ltd........................................  82,931    939,058
#*  Energy Fuels, Inc....................................  50,805    149,583
*   Energy Fuels, Inc....................................   2,144      6,325
    Enerplus Corp........................................ 122,564  1,600,686
    Enghouse Systems, Ltd................................   8,896    530,402

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
    Ensign Energy Services, Inc.......................... 126,035 $  548,378
*   Epsilon Energy, Ltd..................................  35,277     73,491
#   Equitable Group, Inc.................................  11,835    573,168
#*  Essential Energy Services Trust...................... 168,421     67,324
    Evertz Technologies, Ltd.............................  13,926    170,107
#   Exchange Income Corp.................................  14,690    375,479
    Exco Technologies, Ltd...............................  24,917    179,094
#*  EXFO, Inc............................................      48        188
#   Extendicare, Inc.....................................  48,804    278,751
    Fairfax Financial Holdings, Ltd......................   8,207  4,637,080
    Fiera Capital Corp...................................  26,571    244,702
    Finning International, Inc...........................  45,189  1,183,178
    Firm Capital Mortgage Investment Corp................  28,200    292,004
    First Capital Realty, Inc............................   9,235    143,972
#*  First Majestic Silver Corp...........................  26,297    174,612
*   First Mining Gold Corp............................... 344,000    115,032
    First National Financial Corp........................   8,600    195,754
    First Quantum Minerals, Ltd.......................... 178,764  2,788,271
    FirstService Corp....................................   4,382    364,495
    FirstService Corp....................................   4,219    350,045
#*  Fission Uranium Corp................................. 288,275    150,691
*   Fortress Global Enterprises, Inc.....................   2,299      5,302
*   Fortuna Silver Mines, Inc............................ 139,792    762,981
#   Freehold Royalties, Ltd..............................  50,892    480,420
#*  Frontera Energy Corp.................................   5,271     76,825
    Gamehost, Inc........................................  10,482     97,499
*   Gear Energy, Ltd..................................... 124,403    130,060
    Genesis Land Development Corp........................  10,800     31,798
#   Genworth MI Canada, Inc..............................  46,161  1,624,870
    George Weston, Ltd...................................   6,237    518,867
    Gildan Activewear, Inc...............................  13,046    336,066
*   Glacier Media, Inc...................................   3,000      1,868
#   Gluskin Sheff & Associates, Inc......................  15,463    199,699
    GMP Capital, Inc.....................................  61,385    119,387
    goeasy, Ltd..........................................   9,293    305,683
    Goldcorp, Inc........................................   7,376     92,196
    Goldcorp, Inc........................................ 105,541  1,319,262
*   Golden Star Resources, Ltd........................... 132,780     94,927
#*  Gran Tierra Energy, Inc..............................   1,100      3,663
*   Gran Tierra Energy, Inc.............................. 362,792  1,213,165
#   Granite Oil Corp.....................................  21,541     45,041
*   Great Canadian Gaming Corp...........................  24,300    877,404
*   Great Panther Silver, Ltd............................  19,848     22,887
    Great-West Lifeco, Inc...............................  24,500    605,508
    Guardian Capital Group, Ltd., Class A................   3,633     66,357
*   Guyana Goldfields, Inc............................... 120,555    370,696
#*  Havilah Mining Corp..................................  10,360      2,787
*   Heroux-Devtek, Inc...................................  28,896    346,192
#   High Arctic Energy Services, Inc.....................  20,900     62,338
    High Liner Foods, Inc................................  15,514    106,857
#*  Home Capital Group, Inc..............................  57,591    677,359
    Horizon North Logistics, Inc......................... 139,678    264,141
    Hudbay Minerals, Inc.................................   3,790     19,708
    Hudbay Minerals, Inc................................. 229,544  1,194,613
#   Hudson's Bay Co......................................  97,869    789,212
    Husky Energy, Inc.................................... 100,418  1,707,527
*   IAMGOLD Corp......................................... 393,526  2,162,979
*   IAMGOLD Corp.........................................  23,010    126,555
*   IBI Group, Inc.                                        12,400     61,674

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
    IGM Financial, Inc...................................   5,200 $  156,098
#*  Imperial Metals Corp.................................  48,966     48,934
    Imperial Oil, Ltd....................................     776     26,576
#   Imperial Oil, Ltd....................................  18,200    621,712
*   Indigo Books & Music, Inc............................   5,542     69,315
    Industrial Alliance Insurance & Financial Services,
      Inc................................................  62,823  2,583,719
    Information Services Corp............................   5,400     72,105
    Innergex Renewable Energy, Inc.......................  46,995    486,627
    Inter Pipeline, Ltd..................................   9,678    184,506
*   Interfor Corp........................................  57,812    913,722
*   Intertain Group, Ltd. (The)..........................   9,352    123,941
    Intertape Polymer Group, Inc.........................  32,264    426,351
#   Invesque, Inc........................................   5,900     48,793
#*  Iron Bridge Resources, Inc........................... 100,137     57,734
*   Ivanhoe Mines, Ltd., Class A......................... 306,345    609,935
    Just Energy Group, Inc...............................  29,108    110,091
    Just Energy Group, Inc...............................   2,300      8,740
    K-Bro Linen, Inc.....................................   4,928    145,054
#*  Kelt Exploration, Ltd................................ 132,053  1,009,035
#   Keyera Corp..........................................  11,800    341,614
*   Kinaxis, Inc.........................................   8,642    583,153
*   Kinross Gold Corp.................................... 886,903  3,204,400
*   Kinross Gold Corp....................................  10,211     36,760
    Kirkland Lake Gold, Ltd.............................. 109,860  2,400,984
*   Knight Therapeutics, Inc............................. 104,543    687,122
    KP Tissue, Inc.......................................   5,500     42,026
#   Labrador Iron Ore Royalty Corp.......................  44,105    841,516
    Laurentian Bank of Canada............................  39,517  1,416,214
*   Leagold Mining Corp..................................  64,946    125,813
    Leon's Furniture, Ltd................................  16,538    232,525
    Linamar Corp.........................................  41,828  1,911,577
    Loblaw Cos., Ltd.....................................   8,093    427,882
#   Lucara Diamond Corp.................................. 263,212    453,238
#*  Lundin Gold, Inc.....................................  22,200     85,329
    Lundin Mining Corp................................... 472,406  2,614,693
    Magellan Aerospace Corp..............................  12,136    147,123
    Magna International, Inc.............................  26,629  1,622,079
    Magna International, Inc.............................     300     18,234
*   Mainstreet Equity Corp...............................   1,005     34,920
*   Major Drilling Group International, Inc..............  70,995    332,913
#*  Mandalay Resources Corp.............................. 204,371     28,279
    Manulife Financial Corp..............................  36,601    679,771
    Manulife Financial Corp.............................. 111,478  2,069,032
    Maple Leaf Foods, Inc................................  19,299    462,132
    Martinrea International, Inc.........................  78,475    848,786
#   Maxar Technologies, Ltd..............................   6,438    315,503
#   Maxar Technologies, Ltd..............................  15,342    751,298
*   Maxim Power Corp.....................................   2,200      4,059
#   Mediagrif Interactive Technologies, Inc..............   5,000     40,550
#   Medical Facilities Corp..............................  28,133    315,749
*   MEG Energy Corp...................................... 221,989  1,447,105
    Melcor Developments, Ltd.............................   6,353     70,619
    Methanex Corp........................................  15,900  1,098,339
#   Methanex Corp........................................   2,714    187,537
    Metro, Inc...........................................  33,202  1,119,464
*   Mitel Networks Corp..................................  25,928    283,626
    Morguard Corp........................................     700     89,305
    Morneau Shepell, Inc.................................  25,725    555,099
#   MTY Food Group, Inc..................................   6,374    273,632

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
    Mullen Group, Ltd....................................  92,951 $1,146,123
    National Bank of Canada..............................  56,678  2,778,457
*   Neptune Technologies & Bioressources, Inc............   6,516     18,684
    Nevsun Resources, Ltd................................ 270,034  1,002,625
*   New Gold, Inc........................................ 471,282    586,906
    NFI Group, Inc.......................................  25,134    965,481
    Norbord, Inc.........................................   4,916    176,861
    Norbord, Inc.........................................   3,586    128,773
    North American Construction Group, Ltd...............  12,646     83,312
    North American Construction Group, Ltd...............  11,011     72,122
    North West Co., Inc. (The)...........................  24,208    553,070
    Northland Power, Inc.................................  27,644    505,342
    Nutrien, Ltd.........................................  10,927    593,452
    Nutrien, Ltd.........................................  35,609  1,930,379
*   NuVista Energy, Ltd.................................. 144,490    934,128
#*  Obsidian Energy, Ltd................................. 391,148    417,954
#*  Obsidian Energy, Ltd.................................  79,923     86,317
    OceanaGold Corp...................................... 555,773  1,708,953
    Onex Corp............................................   6,200    464,077
    Open Text Corp.......................................  12,400    461,455
*   Orbite Technologies, Inc............................. 121,500      1,215
    Osisko Gold Royalties, Ltd...........................  94,108    893,440
    Osisko Gold Royalties, Ltd...........................   8,457     80,426
#*  Painted Pony Energy, Ltd............................. 107,852    218,879
    Pan American Silver Corp.............................  19,634    322,991
    Pan American Silver Corp.............................  75,823  1,248,805
#*  Paramount Resources, Ltd., Class A...................  67,737    760,239
*   Parex Resources, Inc.................................  73,310  1,293,921
#   Parkland Fuel Corp...................................  18,208    492,415
    Pason Systems, Inc...................................  29,978    459,977
    Pembina Pipeline Corp................................   4,554    163,823
    Pembina Pipeline Corp................................      82      2,941
#*  Pengrowth Energy Corp................................ 431,204    304,960
#   Peyto Exploration & Development Corp.................  85,376    703,564
*   PHX Energy Services Corp.............................  30,152     47,285
#*  Pine Cliff Energy, Ltd............................... 141,100     45,556
#   Pizza Pizza Royalty Corp.............................  20,206    187,793
    Polaris Infrastructure, Inc..........................   8,940     84,393
    PrairieSky Royalty, Ltd..............................   1,664     31,570
*   Precision Drilling Corp.............................. 220,292    797,613
*   Precision Drilling Corp..............................  59,993    217,775
*   Premier Gold Mines, Ltd.............................. 177,880    336,384
    Premium Brands Holdings Corp.........................  12,239    959,569
#*  Pretium Resources, Inc...............................  40,386    331,259
#   Pulse Seismic, Inc...................................  33,004     62,413
    Quarterhill, Inc..................................... 124,631    134,130
    Quebecor, Inc., Class B..............................  32,000    666,887
#*  Questerre Energy Corp., Class A......................  62,560     23,324
*   Raging River Exploration, Inc........................ 171,637    725,682
    Recipe Unlimited Corp................................   9,811    203,181
    Reitmans Canada, Ltd., Class A.......................  29,599     96,475
    Richelieu Hardware, Ltd..............................  20,921    452,724
    Ritchie Bros Auctioneers, Inc........................   1,000     33,263
#   Ritchie Bros Auctioneers, Inc........................     627     20,860
    Rocky Mountain Dealerships, Inc......................  12,478    115,298
#   Rogers Sugar, Inc....................................  87,367    365,358
    Royal Bank of Canada.................................  13,700  1,069,481
    Royal Bank of Canada.................................  21,014  1,638,462
    Russel Metals, Inc...................................  38,412    818,527

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
#*  Sabina Gold & Silver Corp............................ 168,500 $  186,524
#*  Sandstorm Gold, Ltd.................................. 162,434    719,237
    Saputo, Inc..........................................  11,022    367,471
    Savaria Corp.........................................   5,800     72,319
    Secure Energy Services, Inc.......................... 154,863    938,095
*   SEMAFO, Inc.......................................... 290,874    854,164
*   Seven Generations Energy, Ltd., Class A.............. 216,978  2,478,605
    Shaw Communications, Inc., Class B...................   4,800    100,402
    Shaw Communications, Inc., Class B...................  18,675    390,868
    ShawCor, Ltd.........................................  38,130    776,757
#   Sienna Senior Living, Inc............................  20,011    252,282
#*  Sierra Wireless, Inc.................................   8,700    141,115
*   Sierra Wireless, Inc.................................  18,981    308,441
    Sleep Country Canada Holdings, Inc...................  19,471    462,808
*   Solium Capital, Inc..................................   1,094     10,176
*   Southern Pacific Resource Corp....................... 135,301         14
#*  Spin Master Corp.....................................   3,794    155,452
#   Sprott, Inc.......................................... 113,627    262,919
*   SSR Mining, Inc......................................  85,329    886,842
*   SSR Mining, Inc......................................  20,715    215,643
    Stantec, Inc.........................................  13,024    340,105
    Stantec, Inc.........................................   4,216    110,248
*   Stars Group, Inc. (The)..............................  10,274    351,931
*   Stars Group, Inc. (The)..............................  20,906    717,076
    Stella-Jones, Inc....................................  17,350    579,511
*   STEP Energy Services, Ltd............................  17,087    121,764
#*  Stornoway Diamond Corp............................... 375,613    121,273
*   Strad Energy Services, Ltd...........................   4,059      4,899
    Stuart Olson, Inc....................................  18,950    108,527
    Sun Life Financial, Inc..............................   7,841    320,668
    Sun Life Financial, Inc..............................  38,619  1,579,131
    Suncor Energy, Inc................................... 100,053  4,213,309
    Suncor Energy, Inc...................................  72,745  3,065,474
#*  SunOpta, Inc.........................................  35,196    288,607
#*  SunOpta, Inc.........................................  18,909    154,516
#   Superior Plus Corp...................................  94,681    932,362
    Supremex, Inc........................................  12,500     30,365
#   Surge Energy, Inc.................................... 227,284    428,063
#   Tahoe Resources, Inc.................................  90,779    407,541
    Tahoe Resources, Inc................................. 122,913    554,338
*   Tamarack Valley Energy, Ltd.......................... 138,788    512,113
*   Taseko Mines, Ltd.................................... 178,329    159,020
    Teck Resources, Ltd., Class A........................   1,200     31,226
    Teck Resources, Ltd., Class B........................  10,991    286,678
    Teck Resources, Ltd., Class B........................ 238,298  6,202,897
    TELUS Corp...........................................  10,600    387,462
*   Teranga Gold Corp....................................  80,844    284,011
#*  Tervita Corp.........................................  12,225     85,989
    TFI International, Inc...............................  49,427  1,641,424
    Thomson Reuters Corp.................................  10,416    432,222
    Tidewater Midstream and Infrastructure, Ltd..........  11,000     10,824
    Timbercreek Financial Corp...........................  16,256    115,717
#*  TMAC Resources, Inc..................................  24,198    132,072
    TMX Group, Ltd.......................................  23,886  1,536,152
    TORC Oil & Gas, Ltd.................................. 139,046    813,421
*   Torex Gold Resources, Inc............................  72,351    534,494
    Toromont Industries, Ltd.............................  22,041  1,131,659
    Toronto-Dominion Bank (The)..........................  41,258  2,447,538
    Toronto-Dominion Bank (The)..........................   5,699    337,267

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
CANADA -- (Continued)
    Torstar Corp., Class B...............................    69,863 $     63,910
    Total Energy Services, Inc...........................    38,348      324,272
    Tourmaline Oil Corp..................................   146,919    2,902,578
    TransAlta Corp.......................................   122,147      695,783
    TransAlta Corp.......................................   125,991      711,849
    TransAlta Renewables, Inc............................    10,300       95,094
    Transcontinental, Inc., Class A......................    53,732    1,277,573
*   TransGlobe Energy Corp...............................    67,575      219,216
*   Trevali Mining Corp..................................   532,871      327,706
#*  Trican Well Service, Ltd.............................   283,502      597,145
    Tricon Capital Group, Inc............................    22,236      186,148
*   Trinidad Drilling, Ltd...............................   261,772      313,921
*   Trisura Group, Ltd...................................     4,000       86,036
*   Turquoise Hill Resources, Ltd........................   174,073      483,071
*   Turquoise Hill Resources, Ltd........................    17,904       49,594
*   TVA Group, Inc., Class B.............................       653        1,501
    Uni-Select, Inc......................................    31,620      526,494
#   Valener, Inc.........................................    11,489      178,493
#   Vermilion Energy, Inc................................    19,057      656,001
    Vermilion Energy, Inc................................    15,758      541,760
    Wajax Corp...........................................    19,509      370,129
    Waste Connections, Inc...............................       173       13,413
    Waste Connections, Inc...............................       267       20,728
#*  Wesdome Gold Mines, Ltd..............................    65,176      183,376
#   West Fraser Timber Co., Ltd..........................    32,370    2,010,605
*   Western Energy Services Corp.........................    64,541       43,165
    Western Forest Products, Inc.........................   383,165      712,810
#   WestJet Airlines, Ltd................................     4,300       60,557
#   Westshore Terminals Investment Corp..................    29,089      542,938
    Wheaton Precious Metals Corp.........................    23,361      489,413
    Whitecap Resources, Inc..............................   350,920    2,317,256
    Winpak, Ltd..........................................    12,777      463,207
#   WSP Global, Inc......................................     4,185      237,874
*   Xtreme Drilling Corp.................................    33,916       51,623
    Yamana Gold, Inc.....................................   840,630    2,681,795
#   Yamana Gold, Inc.....................................     6,868       21,909
*   Yangarra Resources, Ltd..............................    59,200      221,627
#*  Yellow Pages, Ltd....................................    19,713      153,358
    ZCL Composites, Inc..................................    11,250       76,104
                                                                    ------------
TOTAL CANADA.............................................            246,805,267
                                                                    ------------
CHINA -- (0.0%)
*   GCL New Energy Holdings, Ltd......................... 2,428,000      107,153
    Strong Petrochemical Holdings, Ltd...................   264,000       16,835
    Xinghua Port Holdings, Ltd...........................    58,750        7,197
    Yeebo International Holdings, Ltd....................   138,000       31,705
                                                                    ------------
TOTAL CHINA..............................................                162,890
                                                                    ------------
DENMARK -- (1.8%)
#*  ALK-Abello A.S.......................................     5,013      931,947
    Alm Brand A.S........................................    63,379      658,595
    Ambu A.S., Class B...................................    48,955    1,925,948
    AP Moller - Maersk A.S., Class A.....................       253      340,424
    AP Moller - Maersk A.S., Class B.....................       499      716,482
*   Bang & Olufsen A.S...................................    23,891      580,771
    BankNordik P/F.......................................     1,833       32,073
#*  Bavarian Nordic A.S..................................    24,043      733,728
    Brodrene Hartmann A.S................................     1,905      111,004

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------ -----------
DENMARK -- (Continued)
    Carlsberg A.S., Class B.............................. 18,912 $ 2,281,505
    Chr Hansen Holding A.S............................... 18,181   1,882,013
    Columbus A.S......................................... 64,216     154,121
#*  D/S Norden A.S....................................... 23,429     431,997
    Danske Bank A.S...................................... 47,348   1,375,957
    DFDS A.S............................................. 23,787   1,566,720
    DSV A.S.............................................. 31,794   2,663,646
    FLSmidth & Co. A.S................................... 29,781   1,959,975
    GN Store Nord A.S.................................... 95,918   4,575,488
    H Lundbeck A.S....................................... 17,075   1,235,735
#*  H+H International A.S., Class B...................... 13,095     200,144
    Harboes Bryggeri A.S., Class B.......................  1,400      20,030
    IC Group A.S.........................................  5,363     138,917
    ISS A.S.............................................. 67,200   2,510,130
    Jeudan A.S...........................................    422      66,163
    Jyske Bank A.S....................................... 56,652   3,208,735
    Matas A.S............................................ 25,891     208,149
*   Nilfisk Holding A.S.................................. 23,243   1,202,577
#*  NKT A.S.............................................. 20,459     550,798
    Novo Nordisk A.S., Class B........................... 22,932   1,140,805
    Novozymes A.S., Class B..............................  9,977     525,337
    Pandora A.S.......................................... 10,035     712,608
    Parken Sport & Entertainment A.S.....................  3,780      50,984
    Per Aarsleff Holding A.S............................. 14,945     533,844
    Ringkjoebing Landbobank A.S.......................... 19,505   1,102,455
    Rockwool International A.S., Class A.................    187      66,873
    Rockwool International A.S., Class B.................  4,487   1,796,609
    Royal Unibrew A.S.................................... 32,337   2,693,418
    RTX A.S..............................................  6,404     196,898
*   Santa Fe Group A.S................................... 14,613      57,610
    Scandinavian Tobacco Group A.S., Class A.............  6,444     104,792
    Schouw & Co., A.S.................................... 11,117   1,031,424
    SimCorp A.S.......................................... 17,341   1,481,681
    Solar A.S., Class B..................................  4,464     281,164
    Spar Nord Bank A.S................................... 63,888     689,001
    Sydbank A.S.......................................... 55,133   2,046,141
    Tivoli A.S...........................................    178      18,620
*   TK Development A.S................................... 55,151      58,461
    Topdanmark A.S....................................... 43,920   1,886,289
    Tryg A.S............................................. 48,492   1,187,010
    United International Enterprises.....................  1,112     253,052
    Vestas Wind Systems A.S.............................. 18,318   1,182,054
*   Vestjysk Bank A.S.................................... 99,100      35,130
*   William Demant Holding A.S........................... 27,744   1,326,112
#*  Zealand Pharma A.S................................... 12,208     182,219
                                                                 -----------
TOTAL DENMARK............................................         52,904,363
                                                                 -----------
FINLAND -- (2.0%)
#*  Afarak Group Oyj..................................... 36,473      40,972
    Ahlstrom-Munksjo Oyj................................. 14,670     281,329
    Aktia Bank Oyj....................................... 25,298     266,421
    Alandsbanken Abp, Class B............................      5          82
    Alma Media Oyj....................................... 13,155     110,811
    Amer Sports Oyj...................................... 63,952   2,050,591
    Apetit Oyj...........................................    638       9,754
    Aspo Oyj............................................. 13,169     140,137
    Atria Oyj............................................ 10,467     116,084
*   BasWare Oyj..........................................    992      41,849
#   Bittium Oyj.......................................... 22,013     128,370

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
FINLAND -- (Continued)
    Cargotec Oyj.........................................  26,276 $ 1,305,185
#*  Caverion Oyj.........................................  18,044     151,336
#   Citycon Oyj..........................................  68,596     144,348
    Cramo Oyj............................................  28,179     601,837
    Digia Oyj............................................   2,091       6,424
    Elisa Oyj............................................  63,316   2,749,239
    Finnair Oyj..........................................  55,961     521,095
    Fiskars Oyj Abp......................................  23,572     529,411
    Fortum Oyj........................................... 102,572   2,576,917
    F-Secure Oyj.........................................  41,859     178,363
    Glaston Oyj ABP......................................   3,249       1,767
    HKScan Oyj, Class A..................................  27,319      84,587
#   Huhtamaki Oyj........................................  47,532   1,707,023
    Ilkka-Yhtyma Oyj.....................................   3,592      13,216
    Kemira Oyj...........................................  83,809   1,100,084
    Kesko Oyj, Class A...................................   3,096     171,006
    Kesko Oyj, Class B...................................  41,548   2,333,273
    Kone Oyj, Class B....................................  18,181     993,879
    Konecranes Oyj.......................................  30,003   1,161,026
    Lassila & Tikanoja Oyj...............................  22,365     449,457
    Metsa Board Oyj...................................... 125,806   1,304,262
    Metso Oyj............................................  55,305   2,025,630
#   Neste Oyj............................................  50,237   4,143,862
    Nokia Oyj............................................ 390,862   2,121,464
    Nokia Oyj............................................ 143,713     782,745
    Nokian Renkaat Oyj...................................  61,125   2,650,905
    Olvi Oyj, Class A....................................   7,627     287,207
    Oriola Oyj, Class B.................................. 109,357     352,797
    Orion Oyj, Class A...................................   7,961     276,797
    Orion Oyj, Class B...................................  30,515   1,050,539
    Outokumpu Oyj........................................ 261,645   1,770,970
#*  Outotec Oyj..........................................  79,010     648,902
#   Pihlajalinna Oyj.....................................   9,285     122,321
    Ponsse Oyj...........................................   4,851     175,178
    Poyry Oyj............................................  10,657      88,117
    Raisio Oyj, Class V..................................  80,223     337,523
    Ramirent Oyj.........................................  69,201     693,089
    Revenio Group Oyj....................................   7,152     127,434
    Sampo Oyj, Class A...................................  19,207     975,485
    Sanoma Oyj...........................................  54,868     543,452
#   SRV Group Oyj........................................  11,475      36,287
*   Stockmann Oyj Abp (5462371)..........................   2,666      13,070
#*  Stockmann Oyj Abp (5462393)..........................  27,220     134,116
    Stora Enso Oyj, Class R.............................. 218,840   3,611,388
    Technopolis Oyj......................................  43,608     197,176
    Tieto Oyj............................................  29,564     919,461
#   Tikkurila Oyj........................................  26,019     478,715
    UPM-Kymmene Oyj...................................... 230,928   8,191,625
    Uponor Oyj...........................................  32,723     497,584
#   Vaisala Oyj, Class A.................................   8,796     217,046
    Valmet Oyj...........................................  56,779   1,179,598
    Wartsila Oyj Abp.....................................  44,064     953,925
#   YIT Oyj.............................................. 112,035     761,778
                                                                  -----------
TOTAL FINLAND............................................          57,636,321
                                                                  -----------
FRANCE -- (6.4%)
    ABC arbitrage........................................  12,945     108,080
    Accor SA.............................................   2,106     108,420
    Actia Group..........................................  10,087      93,232

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
FRANCE -- (Continued)
    Aeroports de Paris...................................   2,541 $  568,022
#*  Air France-KLM....................................... 149,649  1,365,757
    Air Liquide SA.......................................   7,158    915,179
    Akka Technologies....................................   4,661    343,356
    AKWEL................................................   9,244    229,684
    Albioma SA...........................................  21,349    474,332
#   Alstom SA............................................  19,948    894,308
    Altamir..............................................  17,275    334,819
    Alten SA.............................................  11,932  1,184,164
    Altran Technologies SA............................... 106,418  1,012,660
    Amundi SA............................................   3,113    214,499
#   Antalis International SAS............................  21,133     35,865
    APRIL SA.............................................   8,584    136,426
#*  Archos...............................................  19,979     19,873
    Arkema SA............................................  25,787  3,229,123
    Assystem.............................................   5,757    188,313
    Atos SE..............................................  19,717  2,642,024
    Aubay................................................   4,684    205,267
    AXA SA, Sponsored ADR................................  14,588    368,566
    AXA SA............................................... 114,242  2,878,574
    Axway Software SA....................................   4,951    111,926
#   Bastide le Confort Medical...........................   1,746     94,379
    Beneteau SA..........................................  17,449    285,899
#   Bigben Interactive...................................  10,795    136,616
    BioMerieux...........................................  12,168  1,011,890
    BNP Paribas SA.......................................  86,211  5,592,490
    Boiron SA............................................   4,787    377,813
    Bollore SA........................................... 156,967    729,781
    Bonduelle SCA........................................  13,022    472,984
#*  Bourbon Corp.........................................  14,458     73,762
    Bouygues SA..........................................  30,857  1,355,067
    Bureau Veritas SA....................................  24,625    633,489
    Burelle SA...........................................      44     67,553
    Capgemini SE.........................................   9,054  1,158,308
    Carrefour SA......................................... 160,041  2,869,339
    Casino Guichard Perrachon SA.........................  44,056  1,788,769
    Catering International Services......................   1,201     22,748
*   Cegedim SA...........................................   1,092     42,049
    Chargeurs SA.........................................  23,492    679,448
    Cie de Saint-Gobain.................................. 129,899  5,775,090
    Cie des Alpes........................................   8,162    282,322
    Cie Generale des Etablissements Michelin SCA.........  23,837  3,061,085
    Cie Plastic Omnium SA................................  27,830  1,164,766
    CNP Assurances.......................................  44,593  1,041,344
*   Coface SA............................................  72,381    649,521
    Credit Agricole SA...................................  82,395  1,157,663
    Danone SA............................................  12,713    998,126
#   Dassault Systemes SE.................................   2,703    403,030
    Derichebourg SA......................................  77,136    466,107
    Devoteam SA..........................................   2,344    285,558
    Edenred..............................................  34,476  1,352,340
    Eiffage SA...........................................  19,987  2,233,562
#   Electricite de France SA............................. 184,935  2,769,061
    Electricite de Strasbourg SA.........................      88     11,629
    Elior Group SA.......................................  66,381  1,083,815
    Elis SA..............................................  59,661  1,369,481
    Engie SA............................................. 152,418  2,461,329
    Eramet...............................................   7,703    762,138
    Essilor International Cie Generale d'Optique SA......   9,379  1,382,127

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
FRANCE -- (Continued)
*   Esso SA Francaise....................................   2,429 $  130,566
*   Etablissements Maurel et Prom........................  16,816    123,314
    Eurofins Scientific SE...............................   2,681  1,461,361
    Euronext NV..........................................  26,910  1,670,136
    Europcar Mobility Group..............................  60,723    608,992
    Eutelsat Communications SA........................... 134,536  2,880,096
    Exel Industries, Class A.............................     762     94,451
    Faurecia SA..........................................  28,361  1,926,512
    Fleury Michon SA.....................................     748     43,901
*   Fnac Darty SA (BLRZL56)..............................   2,700    245,807
*   Fnac Darty SA (V7VQL46)..............................   7,838    711,168
    Gaztransport Et Technigaz SA.........................  12,868    842,414
    Getlink..............................................  69,512    917,558
    GL Events............................................   6,911    196,823
    Groupe Crit..........................................   2,385    202,038
*   Groupe Flo...........................................  48,368     14,971
    Groupe Gorge.........................................   2,052     35,938
    Groupe Open..........................................   3,320    111,841
    Guerbet..............................................   5,139    357,769
    Haulotte Group SA....................................   6,838    102,625
    HERIGE SADCS.........................................     700     28,737
#*  HiPay Group SA.......................................   2,179     38,211
#*  ID Logistics Group...................................   1,080    177,797
#   Iliad SA.............................................   1,304    206,158
    Imerys SA............................................   8,907    690,845
    Ingenico Group SA....................................  31,191  2,583,515
    Interparfums SA......................................   4,853    214,068
    Ipsen SA.............................................  11,306  1,878,429
    IPSOS................................................  23,578    787,853
    Jacquet Metal Service SA.............................  10,665    313,993
    JCDecaux SA..........................................   8,247    269,551
    Kaufman & Broad SA...................................   9,059    463,021
    Kering SA............................................   2,393  1,271,844
    Korian SA............................................  42,127  1,475,505
    Lagardere SCA........................................  95,197  2,777,815
    Laurent-Perrier......................................   1,185    148,165
    Le Belier............................................   1,385     82,853
    Lectra...............................................  13,726    357,075
    Legrand SA...........................................  13,193    968,337
    Linedata Services....................................   2,506    103,404
    LISI.................................................  16,921    586,580
    LNA Sante SA.........................................   4,400    280,853
    LVMH Moet Hennessy Louis Vuitton SE..................   1,226    427,246
    Maisons France Confort SA............................   2,572    126,881
    Manitou BF SA........................................   1,994     75,790
    Manutan International................................   1,223    114,431
    Mersen SA............................................  11,851    488,739
#*  METabolic EXplorer SA................................  29,546     70,436
    Metropole Television SA..............................  20,920    450,140
    Natixis SA........................................... 244,623  1,754,786
*   Naturex..............................................   1,983    313,778
    Neopost SA...........................................  29,956    774,279
#   Nexans SA............................................  25,194    842,676
    Nexity SA............................................  21,541  1,325,466
#*  Nicox................................................   7,923     73,795
    NRJ Group............................................   8,710     89,250
#   Oeneo SA.............................................  18,927    227,860
#*  Onxeo SA.............................................  25,529     36,863
#*  Onxeo SA.............................................   5,700      8,070

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
FRANCE -- (Continued)
    Orange SA............................................ 287,736 $ 4,903,511
    Orpea................................................   8,489   1,165,765
#*  Parrot SA............................................  16,562      80,885
    Peugeot SA........................................... 312,268   8,968,949
*   Pierre & Vacances SA.................................   3,867     122,059
    Plastivaloire........................................   8,518     149,758
    PSB Industries SA....................................   1,125      65,662
    Publicis Groupe SA...................................   9,458     603,575
#   Rallye SA............................................  22,424     263,749
#*  Recylex SA...........................................   4,720      46,654
    Renault SA...........................................  53,306   4,684,486
    Rexel SA............................................. 254,333   3,977,731
    Robertet SA..........................................     426     249,379
    Rothschild & Co......................................  11,177     406,544
    Rubis SCA............................................  18,595   1,096,698
    Samse SA.............................................      92      16,995
    Sanofi...............................................  26,702   2,322,975
    Sartorius Stedim Biotech.............................   6,814     811,026
    Savencia SA..........................................   3,685     323,765
    Schneider Electric SE................................  10,961     879,794
    Schneider Electric SE................................   1,883     151,993
    SCOR SE..............................................  83,183   3,236,127
    SEB SA...............................................   7,961   1,512,161
    Seche Environnement SA...............................   2,112      69,814
#*  Sequana SA...........................................  48,633      25,641
    SES SA...............................................  54,871   1,096,130
*   SES-imagotag SA......................................     286       9,822
    Societe BIC SA.......................................  12,443   1,190,092
*   Societe des Bains de Mer et du Cercle des Etrangers
      a Monaco...........................................     763      47,634
    Societe Generale SA..................................  58,826   2,623,520
    Societe Marseillaise du Tunnel Prado-Carenage SA.....   1,651      39,436
#   Sodexo SA............................................   4,548     503,809
*   SOITEC...............................................   8,180     698,956
#*  Solocal Group........................................ 174,845     234,452
    Somfy SA.............................................   2,620     234,108
    Sopra Steria Group...................................   6,763   1,196,336
    SPIE SA..............................................  77,345   1,464,612
*   Stallergenes Greer P.L.C.............................   2,696      86,151
*   Ste Industrielle d'Aviation Latecoere SA.............  70,090     330,932
    Stef SA..............................................   3,053     353,294
    STMicroelectronics NV................................ 180,965   3,905,554
#   STMicroelectronics NV................................  10,413     224,608
    Suez.................................................  22,409     316,996
    Sword Group..........................................   2,741     112,050
    Synergie SA..........................................   5,794     270,341
    Tarkett SA...........................................  14,996     402,175
#*  Technicolor SA....................................... 233,452     326,796
    Teleperformance......................................  19,734   3,613,920
    Television Francaise 1...............................  64,164     696,281
*   Tessi SA.............................................     567     121,102
    Thales SA............................................   9,554   1,254,194
    Thermador Groupe.....................................   2,698     178,420
    Total Gabon..........................................     356      56,870
    Total SA............................................. 194,533  12,688,474
    TOTAL SA, Sponsored ADR..............................      57       3,719
#*  Touax SA.............................................   1,315      13,149
    Trigano SA...........................................   4,601     660,377
*   Ubisoft Entertainment SA.............................  46,077   5,078,604
    Union Financiere de France BQE SA....................     995      32,134

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- ------------
FRANCE -- (Continued)
    Valeo SA.............................................  20,037 $    981,839
#*  Vallourec SA......................................... 278,795    1,793,566
*   Valneva SE...........................................  28,658      138,901
    Vetoquinol SA........................................   1,570      100,950
    Vicat SA.............................................  14,118      913,298
    VIEL & Cie SA........................................  11,743       71,162
    Vilmorin & Cie SA....................................   5,151      352,821
    Vinci SA.............................................  17,186    1,729,285
*   Virbac SA............................................   2,924      416,567
    Vivendi SA...........................................  25,291      655,277
    Vranken-Pommery Monopole SA..........................   1,795       51,014
*   Worldline SA.........................................   4,965      295,288
*   XPO Logistics Europe SADIR...........................      27        9,485
                                                                  ------------
TOTAL FRANCE.............................................          183,058,520
                                                                  ------------
GERMANY -- (6.1%)
    1&1 Drillisch AG.....................................   1,255       74,652
    Aareal Bank AG.......................................  50,537    2,322,465
    Adidas AG............................................   1,519      335,841
    Adler Modemaerkte AG.................................   4,316       20,128
*   ADLER Real Estate AG.................................   9,183      153,290
    ADO Properties SA....................................   4,624      263,776
#*  ADVA Optical Networking SE...........................  33,390      280,895
#*  AIXTRON SE...........................................  11,895      171,145
    All for One Steeb AG.................................     486       35,916
    Allgeier SE..........................................   3,364      133,074
    Allianz SE, Sponsored ADR............................  11,988      264,395
    Allianz SE...........................................  32,484    7,187,229
    Amadeus Fire AG......................................   2,978      322,274
    Atoss Software AG....................................     550       57,167
    Aurubis AG...........................................  33,658    2,755,008
    Axel Springer SE.....................................  20,007    1,494,958
    BASF SE..............................................  39,408    3,777,591
    Basler AG............................................     762      169,425
    Bauer AG.............................................  10,205      226,319
    Bayer AG.............................................  16,483    1,835,005
    Bayerische Motoren Werke AG..........................  45,564    4,405,141
    BayWa AG.............................................  11,277      382,860
    Bechtle AG...........................................  13,772    1,236,606
    Beiersdorf AG........................................   3,976      463,479
    Bertrandt AG.........................................   2,868      290,216
    Bijou Brigitte AG....................................   2,005       93,926
#   Bilfinger SE.........................................  23,652    1,217,864
    Borussia Dortmund GmbH & Co. KGaA....................  52,890      382,120
    Brenntag AG..........................................  28,153    1,689,239
    CANCOM SE............................................  14,268      772,387
    Carl Zeiss Meditec AG................................   5,231      406,391
    CECONOMY AG..........................................  87,517      718,900
    CENIT AG.............................................   3,984       78,742
    CENTROTEC Sustainable AG.............................   5,121       76,414
    Cewe Stiftung & Co. KGAA.............................   4,935      451,896
    comdirect bank AG....................................   8,164      120,842
*   Commerzbank AG....................................... 150,070    1,620,110
    CompuGroup Medical SE................................  11,483      640,234
    Continental AG.......................................   3,798      875,272
    Covestro AG..........................................   1,796      172,482
    CropEnergies AG......................................  21,443      121,635
    CTS Eventim AG & Co. KGaA............................  23,058    1,087,122
    Daimler AG........................................... 124,161    8,593,698

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
GERMANY -- (Continued)
    Delticom AG..........................................   1,376 $   14,089
    Deutsche Bank AG.....................................   2,154     28,172
    Deutsche Bank AG..................................... 204,671  2,673,003
    Deutsche Beteiligungs AG.............................   9,796    426,747
    Deutsche Boerse AG...................................   9,256  1,219,815
#   Deutsche EuroShop AG.................................   5,400    190,390
    Deutsche Lufthansa AG................................ 152,127  4,268,290
    Deutsche Pfandbriefbank AG........................... 114,685  1,796,330
    Deutsche Post AG.....................................  27,702    978,589
    Deutsche Telekom AG, Sponsored ADR...................  16,349    269,677
    Deutsche Telekom AG.................................. 169,229  2,798,213
    Deutsche Wohnen SE...................................  28,338  1,379,621
    Deutz AG............................................. 123,879  1,126,092
#*  Dialog Semiconductor P.L.C...........................  22,606    392,371
    DIC Asset AG.........................................  13,557    154,661
    Diebold Nixdorf AG...................................   3,041    206,675
    DMG Mori AG..........................................   8,867    470,941
    Dr Hoenle AG.........................................   2,212    225,603
    Draegerwerk AG & Co. KGaA............................   2,421    147,494
#   Duerr AG.............................................  29,082  1,276,738
    E.ON SE.............................................. 588,434  6,638,840
    Eckert & Ziegler AG..................................   1,943     94,113
    EDAG Engineering Group AG............................   3,764     77,032
    Elmos Semiconductor AG...............................  10,591    285,421
#   ElringKlinger AG.....................................  31,740    402,849
*   Euromicron AG........................................   4,826     35,918
    Fielmann AG..........................................  12,256    860,444
    First Sensor AG......................................   3,082     83,288
    Francotyp-Postalia Holding AG, Class A...............  10,397     45,074
    Fraport AG Frankfurt Airport Services Worldwide......  17,461  1,743,078
    Freenet AG...........................................  74,498  2,134,988
    Fresenius Medical Care AG & Co. KGaA, ADR............   4,254    206,829
    Fresenius Medical Care AG & Co. KGaA.................  10,963  1,069,486
    Fresenius SE & Co. KGaA..............................   4,529    349,134
    Fuchs Petrolub SE....................................  10,969    577,533
    GEA Group AG.........................................   2,971    116,121
    Gerresheimer AG......................................  26,740  2,276,776
#*  Gerry Weber International AG.........................  20,442    138,226
    Gesco AG.............................................   5,936    212,070
    GFT Technologies SE..................................  14,803    235,939
    Grammer AG...........................................   9,934    692,343
    GRENKE AG............................................   4,212    465,555
    H&R GmbH & Co. KGaA..................................  10,450    140,152
    Hamburger Hafen und Logistik AG......................  22,578    520,796
    Hannover Rueck SE....................................   2,784    371,343
#*  Hapag-Lloyd AG.......................................  27,881  1,132,104
    Hawesko Holding AG...................................     331     19,204
    HeidelbergCement AG..................................  21,428  1,820,005
#*  Heidelberger Druckmaschinen AG....................... 259,333    744,705
    Hella GmbH & Co. KGaA................................  24,271  1,429,844
    Henkel AG & Co. KGaA.................................   1,781    190,982
    Highlight Communications AG..........................   9,875     61,437
    Hochtief AG..........................................   4,713    847,475
*   HolidayCheck Group AG................................  22,280     98,717
    Hornbach Baumarkt AG.................................   7,020    208,105
    Hornbach Holding AG & Co. KGaA.......................     607     42,241
    Hugo Boss AG.........................................  31,106  2,804,876
    Indus Holding AG.....................................  12,593    790,356
    Infineon Technologies AG.............................  11,283    298,805

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
GERMANY -- (Continued)
    Infineon Technologies AG, ADR........................  44,524 $1,180,999
*   Innogy SE............................................  10,278    441,872
    Isra Vision AG.......................................   7,820    481,245
    Jenoptik AG..........................................  25,228  1,014,874
    K+S AG............................................... 168,585  4,457,200
    KION Group AG........................................  20,672  1,418,696
    Kloeckner & Co. SE...................................  76,269    840,142
    Koenig & Bauer AG....................................  10,967    852,524
    Krones AG............................................   4,449    550,365
    KSB SE & Co. KGaA....................................      83     34,815
    KWS Saat SE..........................................     803    316,641
    Lanxess AG...........................................  48,568  3,990,838
    LEG Immobilien AG....................................  13,714  1,542,494
    Leifheit AG..........................................   3,675     87,985
    Leoni AG.............................................  31,810  1,622,681
    Linde AG.............................................   6,050  1,496,146
*   LPKF Laser & Electronics AG..........................     908      7,848
    MAN SE...............................................   1,923    215,874
*   Manz AG..............................................   2,130     88,926
#*  Medigene AG..........................................   3,118     45,791
    Merck KGaA...........................................   3,932    404,194
#   METRO AG.............................................  79,986    987,769
    MLP SE...............................................  32,396    211,440
    MTU Aero Engines AG..................................  15,704  3,330,160
    Muenchener Rueckversicherungs-Gesellschaft AG in
      Muenchen...........................................  11,417  2,529,950
    Nemetschek SE........................................   9,111  1,266,066
    Nexus AG.............................................   2,766     85,727
*   Nordex SE............................................  49,671    557,865
    Norma Group SE.......................................  31,774  2,014,596
    OHB SE...............................................   4,708    163,806
    OSRAM Licht AG.......................................  27,767  1,239,773
#   Paragon GmbH & Co. KGaA..............................   1,392     74,635
    Patrizia Immobilien AG...............................  18,672    421,211
    Pfeiffer Vacuum Technology AG........................   4,509    739,883
    PNE AG...............................................  56,123    165,470
    Progress-Werk Oberkirch AG...........................   1,001     43,200
    ProSiebenSat.1 Media SE..............................  10,357    279,534
    PSI Software AG......................................     609     12,425
    Puma SE..............................................     161     80,812
    Puma SE..............................................     199     99,829
*   QIAGEN NV............................................  11,802    426,288
*   QIAGEN NV............................................   3,586    130,017
    QSC AG...............................................  78,252    135,598
*   R Stahl AG...........................................   1,041     32,827
    Rational AG..........................................     971    665,056
    Rheinmetall AG.......................................  24,725  2,988,049
    RHOEN-KLINIKUM AG....................................  19,454    571,451
    RIB Software SE......................................   7,808    173,369
*   Rocket Internet SE...................................  46,078  1,601,823
    RTL Group SA.........................................   2,466    183,830
    RWE AG............................................... 247,438  6,493,832
    S&T AG...............................................  17,794    505,843
#   SAF-Holland SA.......................................  30,192    502,215
    Salzgitter AG........................................  33,998  1,681,394
    SAP SE...............................................   1,457    169,574
#*  Schaltbau Holding AG.................................   3,346    103,276
    Secunet Security Networks AG.........................     753    105,804
    SHW AG...............................................   3,890    144,858
    Siemens AG...........................................  17,357  2,449,749

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
GERMANY -- (Continued)
    Siltronic AG.........................................    10,254 $  1,788,435
    Sixt Leasing SE......................................    11,902      237,477
    Sixt SE..............................................    10,681    1,383,352
    SMA Solar Technology AG..............................     7,066      298,595
*   SMT Scharf AG........................................     1,141       20,435
    Softing AG...........................................       444        4,123
    Software AG..........................................    20,534      969,268
    Stabilus SA..........................................     8,346      710,435
    Stroeer SE & Co. KGaA................................    13,565      832,925
    Suedzucker AG........................................    58,598      855,088
#*  SUESS MicroTec SE....................................    12,441      209,417
    Surteco Group SE.....................................     8,145      237,820
    Symrise AG...........................................     7,136      645,014
    Syzygy AG............................................       896       10,429
    TAG Immobilien AG....................................    27,026      610,926
    Takkt AG.............................................    24,889      469,215
*   Talanx AG............................................    28,277    1,082,071
#   Technotrans SE.......................................     2,791      131,966
*   Tele Columbus AG.....................................     6,441       39,864
    Telefonica Deutschland Holding AG....................   169,474      742,213
    Thyssenkrupp AG......................................    13,626      362,629
    TLG Immobilien AG....................................    10,867      284,064
*   Tom Tailor Holding SE................................    28,208      210,631
    Traffic Systems SE...................................     1,564       33,465
    Uniper SE............................................   144,960    4,526,217
    United Internet AG...................................    12,953      696,761
#   VERBIO Vereinigte BioEnergie AG......................    19,245      139,337
    Volkswagen AG........................................     4,587      791,442
    Vossloh AG...........................................     6,996      362,254
    VTG AG...............................................    12,805      834,174
    Wacker Chemie AG.....................................     9,036    1,313,811
    Wacker Neuson SE.....................................    16,581      428,227
    Washtec AG...........................................     6,404      559,220
    Wirecard AG..........................................     1,510      282,482
    Wuestenrot & Wuerttembergische AG....................    18,962      413,803
    XING SE..............................................     1,591      518,118
    Zeal Network SE......................................     4,915      139,137
                                                                    ------------
TOTAL GERMANY............................................            175,719,838
                                                                    ------------
HONG KONG -- (2.5%)
    Aeon Credit Service Asia Co., Ltd....................    38,000       32,196
    Aeon Stores Hong Kong Co., Ltd.......................    22,000       11,367
#   Agritrade Resources, Ltd............................. 2,620,000      570,988
    AIA Group, Ltd.......................................   325,600    2,850,157
    Alco Holdings, Ltd...................................   240,000       39,809
    Allied Group, Ltd....................................     6,000       37,482
    Allied Properties HK, Ltd............................ 1,464,540      337,786
    APAC Resources, Ltd..................................    62,458        9,522
*   Applied Development Holdings, Ltd.................... 1,210,000       85,129
    APT Satellite Holdings, Ltd..........................   320,500      122,048
    Asia Financial Holdings, Ltd.........................   136,000       83,233
    Asia Pacific Silk Road Investment Co., Ltd...........   280,000        4,816
    Asia Satellite Telecommunications Holdings, Ltd......    39,000       23,859
#   Asia Standard International Group, Ltd...............   482,000      114,300
    Asiasec Properties, Ltd..............................    49,000       24,436
    ASM Pacific Technology, Ltd..........................    50,300      605,293
#   Associated International Hotels, Ltd.................    10,000       30,347
*   Auto Italia Holdings.................................   875,000        8,879
#   Bank of East Asia, Ltd. (The)........................    47,002      187,056

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE>>
                                                          ---------- ----------
HONG KONG -- (Continued)
*   BeijingWest Industries International, Ltd............    140,000 $   20,885
    BOC Aviation, Ltd....................................     61,900    389,888
    BOC Hong Kong Holdings, Ltd..........................    143,000    694,045
    BOE Varitronix, Ltd..................................    231,000     91,696
*   Bonjour Holdings, Ltd................................    596,200     22,799
    Bossini International Holdings, Ltd..................    724,000     30,026
#   Bright Smart Securities & Commodities Group, Ltd.....    394,000    104,098
*   Brightoil Petroleum Holdings, Ltd....................  1,352,000     96,891
*   Brockman Mining, Ltd.................................    873,840     22,650
*   Burwill Holdings, Ltd................................  2,486,000     96,876
#   Cafe de Coral Holdings, Ltd..........................    136,000    343,052
*   Cash Financial Services Group, Ltd...................    300,000      4,505
    Cathay Pacific Airways, Ltd..........................    332,000    513,187
    CCT Fortis Holdings, Ltd.............................     72,000      7,988
    Century City International Holdings, Ltd.............  1,208,000    110,978
    CGN Mining Co., Ltd..................................  1,035,000     59,443
    Chen Hsong Holdings..................................     48,000     11,930
    Cheuk Nang Holdings, Ltd.............................     21,817     13,345
    Chevalier International Holdings, Ltd................     30,055     46,495
*   China Best Group Holding, Ltd........................  1,940,000     17,305
*   China Chuanglian Education Financial Group, Ltd......    660,000      7,469
    China Display Optoelectronics Technology Holdings,
      Ltd................................................    352,000     30,593
*   China Energy Development Holdings, Ltd...............  5,604,000     54,957
    China Flavors & Fragrances Co., Ltd..................    188,437     64,978
*   China Ludao Technology Co., Ltd......................    100,000     17,464
#*  China Medical & HealthCare Group, Ltd................    620,000     19,885
    China Motor Bus Co., Ltd.............................      1,200     15,017
#*  China Shandong Hi-Speed Financial Group, Ltd.........    306,000      8,955
*   China Soft Power Technology Holdings, Ltd............  1,550,449     13,667
*   China Solar Energy Holdings, Ltd.....................     64,000        275
*   China Star Entertainment, Ltd........................  1,122,000     38,778
#*  China Strategic Holdings, Ltd........................ 11,265,000    110,716
    China Ting Group Holdings, Ltd.......................    226,000     10,505
    Chinese Estates Holdings, Ltd........................    146,500    194,539
*   Chinlink International Holdings, Ltd.................    280,800     33,593
    Chinney Investments, Ltd.............................    112,000     44,178
    Chong Hing Bank, Ltd.................................     55,000    102,197
    Chow Sang Sang Holdings International, Ltd...........    217,000    381,195
    Chow Tai Fook Jewellery Group, Ltd...................    188,200    186,265
    Chuang's China Investments, Ltd......................    850,000     56,385
    Chuang's Consortium International, Ltd...............    790,925    168,420
    CITIC Telecom International Holdings, Ltd............  1,665,000    471,664
    CK Asset Holdings, Ltd...............................     26,000    199,120
    CK Hutchison Holdings, Ltd...........................    167,460  1,822,749
    CK Infrastructure Holdings, Ltd......................     22,000    163,312
    CK Life Sciences Intl Holdings, Inc..................  1,358,000     91,888
*   CMMB Vision Holdings, Ltd............................  1,696,000     27,467
    CNQC International Holdings, Ltd.....................    297,500     80,083
    CNT Group, Ltd.......................................    518,000     23,735
*   Common Splendor International Health Industry Group,
      Ltd................................................    232,000     25,712
*   Continental Holdings, Ltd............................  1,520,000     23,256
#*  Convoy Global Holdings, Ltd..........................  5,166,000     41,201
#   Cowell e Holdings, Inc...............................    420,000     88,577
*   CP Lotus Corp........................................    260,000      3,519
*   Crocodile Garments...................................    574,000     56,351
    Cross-Harbour Holdings, Ltd. (The)...................     29,048     48,871
    CSI Properties, Ltd..................................  5,271,515    295,543
*   CST Group, Ltd....................................... 13,168,000     55,265
    CW Group Holdings, Ltd...............................    443,000     13,038

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE>>
                                                          ---------- ----------
HONG KONG -- (Continued)
    Dah Sing Banking Group, Ltd..........................    273,795 $  581,601
    Dah Sing Financial Holdings, Ltd.....................    140,666    892,759
    Dickson Concepts International, Ltd..................     83,500     35,775
    Dynamic Holdings, Ltd................................      2,000      1,910
    Eagle Nice International Holdings, Ltd...............    242,000    113,627
    EcoGreen International Group, Ltd....................     96,000     20,456
    Emperor Capital Group, Ltd...........................  2,493,000    151,260
    Emperor Entertainment Hotel, Ltd.....................    570,000    125,020
    Emperor International Holdings, Ltd..................  1,253,750    359,600
    Emperor Watch & Jewellery, Ltd.......................  3,230,000    181,727
#   Enerchina Holdings, Ltd..............................  3,201,000    177,805
*   ENM Holdings, Ltd....................................    680,000     88,659
#*  Esprit Holdings, Ltd.................................  1,372,999    371,517
*   eSun Holdings, Ltd...................................     58,000      9,396
*   Eternity Investment, Ltd.............................  1,730,000     38,613
    Fairwood Holdings, Ltd...............................     29,000    110,530
    Far East Consortium International, Ltd...............  1,136,439    637,453
#*  FIH Mobile, Ltd......................................  2,301,000    349,562
    First Pacific Co., Ltd...............................  1,457,200    677,099
*   First Shanghai Investments, Ltd......................    720,000     49,861
    Fountain SET Holdings, Ltd...........................    772,000    116,160
*   Freeman FinTech Corp., Ltd...........................  6,900,000     90,867
#   Future Bright Holdings, Ltd..........................    348,000     40,407
*   Future World Financial Holdings, Ltd.................     49,963        755
    Galaxy Entertainment Group, Ltd......................     19,000    153,076
#   Genting Hong Kong, Ltd...............................    400,000     66,293
    Get Nice Financial Group, Ltd........................    152,150     19,189
    Get Nice Holdings, Ltd...............................  4,976,000    174,662
    Giordano International, Ltd..........................    982,000    557,777
#*  Global Brands Group Holding, Ltd.....................  4,998,000    284,270
    Glorious Sun Enterprises, Ltd........................    447,000     46,197
    Gold Peak Industries Holdings, Ltd...................     81,000      8,671
    Golden Resources Development International, Ltd......     90,000      5,389
#*  Gold-Finance Holdings, Ltd...........................    204,000     61,584
*   Good Resources Holdings, Ltd.........................  2,210,000     54,085
*   GR Properties, Ltd...................................    128,000     14,267
    Great Eagle Holdings, Ltd............................    205,198  1,007,265
*   Greentech Technology International, Ltd..............    710,000      8,508
*   G-Resources Group, Ltd............................... 19,963,800    234,307
    Guangnan Holdings, Ltd...............................    154,000     17,452
    Guoco Group, Ltd.....................................     11,000    181,483
#   Guotai Junan International Holdings, Ltd.............  1,857,000    434,247
    Haitong International Securities Group, Ltd..........  1,066,622    482,032
    Hang Lung Group, Ltd.................................    375,000  1,109,615
    Hang Lung Properties, Ltd............................    379,000    796,861
    Hang Seng Bank, Ltd..................................     22,400    610,449
    Hanison Construction Holdings, Ltd...................    201,459     34,924
*   Hao Tian Development Group, Ltd......................  2,093,933     71,800
    Harbour Centre Development, Ltd......................     53,000    101,709
    Henderson Land Development Co., Ltd..................     98,432    549,796
    HK Electric Investments & HK Electric Investments,
      Ltd................................................    119,288    121,746
    HKBN, Ltd............................................    343,500    532,226
    HKR International, Ltd...............................    678,171    421,379
    HKT Trust & HKT, Ltd.................................    378,000    506,190
    Hon Kwok Land Investment Co., Ltd....................    110,000     60,993
    Hong Kong & China Gas Co., Ltd.......................     56,100    114,554
    Hong Kong Aircraft Engineering Co., Ltd..............     23,600    208,380
#   Hong Kong Ferry Holdings Co., Ltd....................     33,000     36,838

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE>>
                                                          ---------- ----------
HONG KONG -- (Continued)
    Hong Kong International Construction Investment
      Management Group Co., Ltd..........................    238,000 $   55,584
*   Hong Kong Television Network, Ltd....................    297,000    105,205
#   Hongkong & Shanghai Hotels, Ltd. (The)...............    330,500    463,745
    Hongkong Chinese, Ltd................................    172,000     27,453
    Hop Hing Group Holdings, Ltd.........................  1,832,000     38,213
    Hopewell Holdings, Ltd...............................    359,500  1,277,111
*   Hsin Chong Group Holdings, Ltd.......................  1,532,000     12,804
*   Huan Yue Interactive Holdings, Ltd...................    121,000     17,280
#   Huarong International Financial Holdings, Ltd........     75,000      9,840
#*  Huarong Investment Stock Corp., Ltd..................    175,000      9,558
    Hung Hing Printing Group, Ltd........................    280,000     52,826
#   Hutchison Telecommunications Hong Kong Holdings, Ltd.    944,000    337,917
    Hysan Development Co., Ltd...........................     11,000     60,310
*   I-CABLE Communications, Ltd..........................    253,027      4,194
    IGG, Inc.............................................    320,000    414,683
*   Imagi International Holdings, Ltd....................    216,799     47,635
    IPE Group, Ltd.......................................    365,000     60,785
*   IRC, Ltd.............................................  1,109,066     19,273
    IT, Ltd..............................................    336,000    221,263
    ITC Properties Group, Ltd............................    464,526    144,354
    Johnson Electric Holdings, Ltd.......................    211,125    625,793
    Kader Holdings Co., Ltd..............................    214,000     35,543
    Karrie International Holdings, Ltd...................    188,000     27,122
    Kerry Logistics Network, Ltd.........................    350,250    458,736
    Kerry Properties, Ltd................................    248,500  1,260,582
    Kingmaker Footwear Holdings, Ltd.....................    204,000     53,313
    Kingston Financial Group, Ltd........................    300,000     73,870
    Kowloon Development Co., Ltd.........................    339,000    395,092
*   Kwan On Holdings, Ltd................................    180,000     16,498
    Kwoon Chung Bus Holdings, Ltd........................     42,000     23,011
    Lai Sun Development Co., Ltd.........................    225,913    387,591
    Lai Sun Garment International, Ltd...................     20,000     29,299
*   Landing International Development, Ltd...............    933,000    925,512
    Li & Fung, Ltd.......................................  2,202,000    746,722
    Lifestyle International Holdings, Ltd................    310,500    618,142
    Lippo China Resources, Ltd...........................  2,772,000     67,269
    Lippo, Ltd...........................................      9,000      4,469
    Liu Chong Hing Investment, Ltd.......................    192,000    303,614
    L'Occitane International SA..........................    197,500    344,890
    Luk Fook Holdings International, Ltd.................    211,000    750,700
    Lung Kee Bermuda Holdings............................    106,000     51,884
    Macau Legend Development, Ltd........................  1,430,000    253,515
    Magnificent Hotel Investment, Ltd....................    818,000     21,151
#   Man Wah Holdings, Ltd................................    894,400    659,639
*   Mason Group Holdings, Ltd............................ 11,723,999    225,333
*   Master Glory Group, Ltd..............................    567,744      3,038
*   Master Glory Group, Ltd..............................  7,115,708     37,961
*   Mei Ah Entertainment Group, Ltd......................    240,000      6,734
    Melco International Development, Ltd.................    470,000  1,336,894
    Melco Resorts & Entertainment, Ltd., ADR.............     10,831    280,090
    MGM China Holdings, Ltd..............................     76,400    164,778
    Microport Scientific Corp............................    111,000    128,283
    Midland Holdings, Ltd................................    358,584     98,506
*   Midland IC&I, Ltd....................................    179,292      6,985
    Ming Fai International Holdings, Ltd.................    146,000     19,331
    Miramar Hotel & Investment...........................    138,000    263,175
    Modern Dental Group, Ltd.............................    175,000     41,729
*   Mongolian Mining Corp................................  4,708,499     71,407

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
HONG KONG -- (Continued)
    MTR Corp., Ltd.......................................    40,412 $  226,825
    NagaCorp., Ltd....................................... 1,180,000  1,325,963
    Nameson Holdings, Ltd................................   530,000     90,618
*   National United Resources Holdings, Ltd..............   350,000      1,186
*   Neo-Neon Holdings, Ltd...............................   205,000     19,344
*   NEW Concepts Holdings, Ltd...........................    40,000     17,786
*   New Sports Group, Ltd................................   455,500     38,434
*   New Times Energy Corp., Ltd.......................... 1,192,000     20,674
    New World Development Co., Ltd....................... 1,130,579  1,612,094
#*  NewOcean Energy Holdings, Ltd........................   834,000    206,467
*   Next Digital, Ltd....................................   436,000     13,177
*   Nine Express, Ltd....................................   606,000     22,406
#   NWS Holdings, Ltd....................................   215,830    390,117
    Orange Sky Golden Harvest Entertainment Holdings,
      Ltd................................................   945,000     59,086
    Orient Overseas International, Ltd...................   195,500  2,056,112
    Oriental Watch Holdings..............................   236,000     72,716
*   Pacific Andes International Holdings, Ltd............ 1,218,336      4,253
*   Pacific Basin Shipping, Ltd.......................... 2,507,000    655,162
    Pacific Textiles Holdings, Ltd.......................   407,000    341,485
    Paliburg Holdings, Ltd...............................   246,000    100,706
#*  Paradise Entertainment, Ltd..........................   340,000     39,059
    PCCW, Ltd............................................ 1,152,013    672,745
    Perfect Shape Beauty Technology, Ltd.................   128,000     37,407
    Pico Far East Holdings, Ltd..........................   488,000    202,145
    Playmates Holdings, Ltd..............................   960,000    126,125
    Playmates Toys, Ltd..................................   496,000     46,791
    Polytec Asset Holdings, Ltd..........................   930,000    100,982
    Prada SpA............................................    26,200    124,843
*   PT International Development Co., Ltd................   578,000     32,398
    Public Financial Holdings, Ltd.......................   164,000     68,883
*   PuraPharm Corp., Ltd.................................    70,000     23,275
*   PYI Corp., Ltd....................................... 2,968,000     54,138
#*  Realord Group Holdings, Ltd..........................    72,000     42,381
    Regal Hotels International Holdings, Ltd.............   296,000    169,375
*   Regent Pacific Group, Ltd............................ 1,600,000     76,432
#   Regina Miracle International Holdings, Ltd...........   155,000    122,378
    Sa Sa International Holdings, Ltd....................   499,726    266,761
    Safety Godown Co., Ltd...............................    28,000     55,550
#   Samsonite International SA...........................   175,800    664,409
    SAS Dragon Holdings, Ltd.............................   294,000     97,475
    SEA Holdings, Ltd....................................   130,968    187,357
    Shangri-La Asia, Ltd.................................    87,666    143,872
    Shenwan Hongyuan HK, Ltd.............................   212,500     55,717
*   Shougang Concord Grand Group, Ltd....................   253,000      5,809
    Shun Ho Property Investments, Ltd....................    13,497      4,839
    Shun Tak Holdings, Ltd............................... 1,321,249    536,264
*   Silver Base Group Holdings, Ltd......................   723,000     51,668
*   Sincere Watch Hong Kong, Ltd......................... 4,770,000     60,814
    Singamas Container Holdings, Ltd..................... 1,134,000    144,820
    Sino Land Co., Ltd...................................   560,054    962,829
    SITC International Holdings Co., Ltd.................   574,000    557,237
    Sitoy Group Holdings, Ltd............................   239,000     69,197
    SJM Holdings, Ltd....................................   595,000    724,572
*   Sky Light Holdings, Ltd..............................   139,000     12,238
#   SmarTone Telecommunications Holdings, Ltd............   310,666    321,432
*   SOCAM Development, Ltd...............................   297,768     87,927
#*  Solartech International Holdings, Ltd................ 1,140,000    155,357
*   Solomon Systech International, Ltd...................   568,000     20,319
    Soundwill Holdings, Ltd..............................    69,000    110,076

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
HONG KONG -- (Continued)
*   South China Financial Holdings, Ltd.................. 9,000,000 $    34,407
*   South China Holdings Co., Ltd........................ 1,200,000      34,785
*   South Shore Holdings, Ltd............................   349,600      31,254
    Stella International Holdings, Ltd...................   354,000     401,342
    Stelux Holdings International, Ltd...................   162,800       7,272
*   Success Universe Group, Ltd..........................   300,000      10,725
#*  Summit Ascent Holdings, Ltd..........................   378,000      38,595
    Sun Hung Kai & Co., Ltd..............................   569,341     332,741
    Sun Hung Kai Properties, Ltd.........................   115,282   1,807,937
#*  Suncorp Technologies, Ltd............................ 2,920,000       6,706
    Swire Pacific, Ltd., Class A.........................   119,000   1,292,430
    Swire Pacific, Ltd., Class B.........................   212,500     381,805
    TAI Cheung Holdings, Ltd.............................   191,000     206,055
#   Tai United Holdings, Ltd.............................   240,000      23,876
*   Talent Property Group, Ltd........................... 2,925,000      37,309
    Tao Heung Holdings, Ltd..............................   324,000      56,168
    Techtronic Industries Co., Ltd.......................   218,000   1,215,770
    Television Broadcasts, Ltd...........................   126,600     393,037
    Texwinca Holdings, Ltd...............................   410,000     180,502
#*  TOM Group, Ltd.......................................   130,000      37,472
#   Town Health International Medical Group, Ltd......... 1,292,000      42,600
    Tradelink Electronic Commerce, Ltd...................   220,000      33,965
    Transport International Holdings, Ltd................   177,318     512,961
*   Trinity, Ltd.........................................   840,000      66,632
*   TSC Group Holdings, Ltd..............................   350,000      22,018
    Tsui Wah Holdings, Ltd...............................   182,000      22,047
#   United Laboratories International Holdings,
      Ltd. (The).........................................   573,000     546,417
*   Universe International Financial Holdings, Ltd.......   410,000      39,177
*   Up Energy Development Group, Ltd.....................   590,000       1,819
*   Value Convergence Holdings, Ltd......................   384,000      53,782
    Vantage International Holdings, Ltd..................   314,000      30,840
    Vedan International Holdings, Ltd....................   420,000      41,415
*   Victory City International Holdings, Ltd............. 2,755,740      44,649
    Vitasoy International Holdings, Ltd..................   326,000   1,161,591
*   VS International Group, Ltd..........................   470,000       7,945
    VSTECS Holdings, Ltd.................................   553,200     300,258
    VTech Holdings, Ltd..................................    65,600     735,235
    Wai Kee Holdings, Ltd................................    46,000      24,005
    Wang On Group, Ltd................................... 8,600,000     125,124
    Water Oasis Group, Ltd...............................    98,000      14,898
    WH Group, Ltd........................................   763,500     614,704
    Wharf Holdings, Ltd. (The)...........................   244,000     807,797
    Wheelock & Co., Ltd..................................   186,000   1,320,484
    Win Hanverky Holdings, Ltd...........................   436,000      38,371
*   Winfull Group Holdings, Ltd..........................   896,000      15,094
    Wing On Co. International, Ltd.......................    30,000     110,502
    Wing Tai Properties, Ltd.............................   154,000     120,557
    Wonderful Sky Financial Group Holdings, Ltd..........   218,000      36,565
    Wynn Macau, Ltd......................................    85,200     251,628
    Xinyi Glass Holdings, Ltd............................   986,000   1,167,134
    YGM Trading, Ltd.....................................     8,000       6,677
    YT Realty Group, Ltd.................................    26,000       8,189
    Yue Yuen Industrial Holdings, Ltd....................   181,000     487,014
    Yugang International, Ltd............................ 4,976,000     133,512
*   ZH International Holdings, Ltd.......................   800,000      25,380
                                                                    -----------
TOTAL HONG KONG..........................................            71,488,715
                                                                    -----------
IRELAND -- (0.6%)
    AIB Group P.L.C......................................    78,689     450,964

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
IRELAND -- (Continued)
    Bank of Ireland Group P.L.C.......................... 330,783 $ 2,838,903
    C&C Group P.L.C...................................... 177,622     713,785
    CRH P.L.C............................................   4,854     166,020
    CRH P.L.C., Sponsored ADR............................  68,904   2,362,718
    FBD Holdings P.L.C...................................  11,013     133,526
    Glanbia P.L.C........................................  82,110   1,350,756
    IFG Group P.L.C......................................  20,762      38,315
*   Independent News & Media P.L.C....................... 356,483      38,682
    Irish Continental Group P.L.C........................  73,409     450,434
*   Kenmare Resources P.L.C..............................     356       1,022
    Kerry Group P.L.C., Class A..........................   8,057     855,594
    Kingspan Group P.L.C.................................  40,662   1,888,273
    Paddy Power Betfair P.L.C............................  25,700   2,802,892
    Paddy Power Betfair P.L.C............................   8,907     969,467
*   Permanent TSB Group Holdings P.L.C...................  12,751      31,228
    Smurfit Kappa Group P.L.C............................  40,275   1,654,910
                                                                  -----------
TOTAL IRELAND............................................          16,747,489
                                                                  -----------
ISRAEL -- (0.7%)
*   ADO Group, Ltd.......................................   4,119      84,418
*   Africa Israel Properties, Ltd........................   3,266      72,304
*   Airport City, Ltd....................................  13,185     149,827
    Albaad Massuot Yitzhak, Ltd..........................     841       9,799
*   Allot Communications, Ltd............................   9,849      49,809
    Alony Hetz Properties & Investments, Ltd.............   9,679      95,127
    Alrov Properties and Lodgings, Ltd...................   2,262      69,819
    Amot Investments, Ltd................................  21,324     107,555
*   Arko Holdings, Ltd................................... 109,520      55,216
    Ashtrom Properties, Ltd..............................  21,007      85,937
*   AudioCodes, Ltd......................................   4,091      39,232
    Avgol Industries 1953, Ltd...........................  43,315      44,014
*   Azorim-Investment Development & Construction Co.,
      Ltd................................................  64,324      57,819
    Azrieli Group, Ltd...................................     244      11,687
    Bank Hapoalim BM..................................... 244,896   1,731,974
    Bank Leumi Le-Israel BM.............................. 496,069   3,109,008
    Bayside Land Corp....................................     192      84,535
    Bezeq The Israeli Telecommunication Corp., Ltd....... 127,225     134,787
    Big Shopping Centers, Ltd............................     745      48,102
    Blue Square Real Estate, Ltd.........................   1,417      49,410
*   Brack Capital Properties NV..........................     354      39,473
    Camtek, Ltd..........................................   5,751      46,470
    Carasso Motors, Ltd..................................   7,388      39,960
*   Cellcom Israel, Ltd..................................  10,729      61,332
*   Cellcom Israel, Ltd..................................  11,781      66,150
    Ceragon Networks, Ltd................................  21,364      85,670
*   Clal Biotechnology Industries, Ltd...................  22,507      20,173
*   Clal Insurance Enterprises Holdings, Ltd.............  18,250     298,410
*   Compugen, Ltd........................................   6,312      20,081
    Delek Automotive Systems, Ltd........................  20,414     107,908
    Delek Group, Ltd.....................................     546      77,725
    Delta-Galil Industries, Ltd..........................   6,683     193,154
    Dexia Israel Bank, Ltd...............................      67      10,663
#   Direct Insurance Financial Investments, Ltd..........  11,694     131,456
#*  El Al Israel Airlines................................ 236,525      58,849
    Elbit Systems, Ltd...................................   2,463     295,718
    Elbit Systems, Ltd...................................   1,367     164,477
    Electra Consumer Products 1970, Ltd..................   6,540      65,018
    Electra, Ltd.........................................   1,243     286,988
*   Elron Electronic Industries, Ltd.....................   7,966      30,600

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
ISRAEL -- (Continued)
*   Energix-Renewable Energies, Ltd......................  57,549 $   59,982
    First International Bank Of Israel, Ltd..............  27,055    582,100
    FMS Enterprises Migun, Ltd...........................   1,604     44,352
#   Formula Systems 1985, Ltd............................   7,015    248,658
    Fox Wizel, Ltd.......................................   4,938    102,232
    Frutarom Industries, Ltd.............................   8,615    870,794
*   Gilat Satellite Networks, Ltd........................  16,184    137,132
    Hadera Paper, Ltd....................................   1,646    117,673
    Hamlet Israel-Canada, Ltd............................   2,215     53,682
    Harel Insurance Investments & Financial Services,
      Ltd................................................  85,948    660,693
    Hilan, Ltd...........................................   6,040    135,172
    IDI Insurance Co., Ltd...............................   2,660    161,268
*   Industrial Buildings Corp., Ltd......................  26,180     33,169
    Inrom Construction Industries, Ltd...................  23,956     87,414
    Israel Chemicals, Ltd................................  70,349    336,784
    Israel Discount Bank, Ltd., Class A.................. 401,234  1,268,415
*   Israel Land Development Co., Ltd. (The)..............   2,209     18,657
    Isras Investment Co., Ltd............................     117     13,012
    Issta Lines, Ltd.....................................   1,155     19,359
*   Jerusalem Oil Exploration............................   6,588    332,340
*   Kamada, Ltd..........................................   5,590     31,467
    Kenon Holdings, Ltd..................................   8,647    137,799
    Kerur Holdings, Ltd..................................   2,805     73,517
    Maabarot Products, Ltd...............................   1,934     20,048
    Magic Software Enterprises, Ltd......................   4,802     40,333
    Malam - Team, Ltd....................................     312     28,716
    Matrix IT, Ltd.......................................  39,848    418,652
    Maytronics, Ltd......................................  17,873     91,788
*   Mazor Robotics, Ltd..................................     334     10,400
    Mega Or Holdings, Ltd................................   2,007     21,934
    Meitav Dash Investments, Ltd.........................  17,994     53,982
    Melisron, Ltd........................................   3,433    134,926
    Menora Mivtachim Holdings, Ltd.......................  22,942    247,549
*   Migdal Insurance & Financial Holding, Ltd............ 369,592    362,410
    Mivtach Shamir Holdings, Ltd.........................   3,588     65,042
    Mizrahi Tefahot Bank, Ltd............................  50,896    989,769
    Naphtha Israel Petroleum Corp., Ltd..................  26,895    154,618
    Neto ME Holdings, Ltd................................   1,167     92,831
#*  Nice, Ltd., Sponsored ADR............................   3,145    344,063
*   Nova Measuring Instruments, Ltd......................  12,640    355,132
    Oil Refineries, Ltd.................................. 925,799    426,436
*   Partner Communications Co., Ltd......................  31,937    122,924
*   Partner Communications Co., Ltd., ADR................  10,082     37,858
    Paz Oil Co., Ltd.....................................   3,259    465,169
    Phoenix Holdings, Ltd. (The).........................  66,906    357,944
    Plasson Industries, Ltd..............................   2,176     92,199
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd..   3,182    150,672
    Scope Metals Group, Ltd..............................   5,087    128,947
    Shapir Engineering and Industry, Ltd.................  38,808    112,512
#   Shikun & Binui, Ltd.................................. 169,004    313,394
    Shufersal, Ltd.......................................  58,568    353,809
    Strauss Group, Ltd...................................   6,285    128,758
    Summit Real Estate Holdings, Ltd.....................  14,165    120,831
*   Suny Cellular Communication, Ltd.....................  64,446     31,158
    Tadiran Holdings, Ltd................................   1,789     43,527
    Teva Pharmaceutical Industries, Ltd., Sponsored ADR..  23,243    556,437
    Teva Pharmaceutical Industries, Ltd..................     395      9,445
*   Tower Semiconductor, Ltd.............................   5,885    121,525
*   Tower Semiconductor, Ltd.............................   6,141    125,610

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
ISRAEL -- (Continued)
*   Union Bank of Israel.................................    14,302 $    58,916
                                                                    -----------
TOTAL ISRAEL.............................................            20,906,589
                                                                    -----------
ITALY -- (3.0%)
    A2A SpA..............................................   748,335   1,372,753
    ACEA SpA.............................................    24,758     391,311
*   Aeffe SpA............................................    10,396      34,992
    Amplifon SpA.........................................    36,372     811,178
    Anima Holding SpA....................................   118,704     636,272
*   Ansaldo STS SpA......................................    28,735     423,437
*   Arnoldo Mondadori Editore SpA........................   116,873     198,794
    Ascopiave SpA........................................    36,241     134,675
    Assicurazioni Generali SpA...........................    78,707   1,395,713
#*  Astaldi SpA..........................................    38,221      85,932
    Atlantia SpA.........................................    19,780     585,900
    Autogrill SpA........................................    61,577     672,179
#   Azimut Holding SpA...................................    60,141   1,007,805
*   Banca Carige SpA..................................... 7,344,616      76,480
    Banca Generali SpA...................................    23,575     634,592
    Banca IFIS SpA.......................................    18,646     583,182
    Banca Mediolanum SpA.................................    70,979     508,938
#*  Banca Monte dei Paschi di Siena SpA..................     3,155       9,795
    Banca Popolare di Sondrio SCPA.......................   353,273   1,527,788
#   Banca Profilo SpA....................................   193,938      48,674
    Banca Sistema SpA....................................    36,404      89,215
#*  Banco BPM SpA........................................ 1,307,813   4,144,966
    Banco di Desio e della Brianza SpA...................    23,249      59,549
    BasicNet SpA.........................................    13,861      66,262
    BE...................................................    54,666      58,538
    Biesse SpA...........................................     7,891     324,722
#   BPER Banca...........................................   390,132   2,171,905
    Brembo SpA...........................................    73,836   1,010,614
    Brunello Cucinelli SpA...............................    14,412     598,309
#   Buzzi Unicem SpA.....................................    42,815     941,703
    Cairo Communication SpA..............................    64,224     243,236
    Cementir Holding SpA.................................    38,268     310,003
    Cerved Group SpA.....................................    93,528   1,074,485
    CIR-Compagnie Industriali Riunite SpA................   273,909     332,116
    CNH Industrial NV....................................    37,663     442,145
    Credito Emiliano SpA.................................    69,993     518,282
*   Credito Valtellinese SpA............................. 4,660,368     576,851
*   d'Amico International Shipping SA....................   156,210      31,570
    Danieli & C Officine Meccaniche SpA..................    11,819     290,066
    Datalogic SpA........................................     8,360     281,920
    Davide Campari-Milano SpA............................   104,629     881,351
    De' Longhi SpA.......................................    24,096     707,948
    DeA Capital SpA......................................    73,160     110,233
#   DiaSorin SpA.........................................     6,999     750,865
    Ei Towers SpA........................................     7,873     524,237
#   El.En. SpA...........................................     1,628      53,712
*   Elica SpA............................................    12,474      31,445
    Emak SpA.............................................    25,019      35,271
#   Enel SpA.............................................   161,430     899,313
    Eni SpA..............................................   211,731   4,075,512
    Eni SpA, Sponsored ADR...............................     7,138     275,955
    ERG SpA..............................................    40,001     899,055
    Esprinet SpA.........................................    23,019     103,988
#*  Eurotech SpA.........................................    15,195      44,352
*   Exprivia SpA.........................................    15,355      21,756

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
ITALY -- (Continued)
    Falck Renewables SpA.................................   156,379 $  412,323
    Ferrari NV...........................................     8,873  1,177,692
*   Fiat Chrysler Automobiles NV.........................   288,975  4,927,377
*   Fincantieri SpA......................................   347,770    523,365
    FinecoBank Banca Fineco SpA..........................   158,927  1,863,644
    FNM SpA..............................................   128,567     90,083
#*  GEDI Gruppo Editoriale SpA...........................   126,073     49,859
#   Gefran SpA...........................................     3,892     33,432
#   Geox SpA.............................................    37,594     99,860
#   Gruppo MutuiOnline SpA...............................    11,489    184,416
    Hera SpA.............................................   357,573  1,185,907
#*  IMMSI SpA............................................   249,326    156,025
    Industria Macchine Automatiche SpA...................     8,580    720,481
    Infrastrutture Wireless Italiane SpA.................    29,015    237,304
*   Intek Group SpA......................................   281,585    118,595
    Interpump Group SpA..................................    29,320    921,672
    Intesa Sanpaolo SpA..................................   876,987  2,687,646
    Iren SpA.............................................   160,842    454,757
    Italgas SpA..........................................   106,023    609,836
    Italmobiliare SpA....................................     5,680    135,790
#*  Juventus Football Club SpA...........................   222,962    227,082
    La Doria SpA.........................................     5,392     66,089
    Leonardo SpA.........................................    64,144    766,332
    Luxottica Group SpA..................................     2,713    183,431
    Maire Tecnimont SpA..................................    75,217    389,241
    MARR SpA.............................................    15,890    428,264
    Massimo Zanetti Beverage Group SpA...................     7,664     62,796
*   Mediaset SpA.........................................   270,865    917,061
    Mediobanca Banca di Credito Finanziario SpA..........   187,698  1,943,547
    Moncler SpA..........................................    17,111    754,143
    OVS SpA..............................................   115,001    375,948
    Parmalat SpA.........................................    69,444    240,055
    Piaggio & C SpA......................................   160,254    422,407
    Poste Italiane SpA...................................    31,939    297,143
#   Prima Industrie SpA..................................     3,071    130,390
    Prysmian SpA.........................................   101,851  2,601,734
    RAI Way SpA..........................................    42,178    239,547
    Recordati SpA........................................    28,280  1,053,942
    Reno de Medici SpA...................................   107,923    130,970
    Reply SpA............................................     8,935    603,513
#   Retelit SpA..........................................    66,357    124,747
*   Rizzoli Corriere Della Sera Mediagroup SpA...........    53,530     66,954
    Sabaf SpA............................................     3,112     58,915
    SAES Getters SpA.....................................     3,840     95,772
#*  Safilo Group SpA.....................................    33,402    171,799
#*  Saipem SpA...........................................   490,873  2,563,923
#   Salini Impregilo SpA.................................   147,071    387,770
    Salvatore Ferragamo SpA..............................    20,734    478,719
    Saras SpA............................................   472,802  1,131,992
    Servizi Italia SpA...................................     9,572     51,789
    Sesa SpA.............................................     2,814     99,155
    Snam SpA.............................................    23,010     98,818
    Societa Cattolica di Assicurazioni SC................   119,787  1,098,995
    Societa Iniziative Autostradali e Servizi SpA........    38,045    673,877
*   Sogefi SpA...........................................    47,050    116,951
    SOL SpA..............................................    15,429    195,620
#   Tamburi Investment Partners SpA......................    21,286    156,604
*   Telecom Italia SpA................................... 4,764,829  3,664,976
*   Telecom Italia SpA, Sponsored ADR....................    32,914    250,805

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
ITALY -- (Continued)
    Tenaris SA...........................................  10,647 $   195,049
    Terna Rete Elettrica Nazionale SpA................... 110,241     617,530
#*  Tiscali SpA.......................................... 665,564      18,612
    Tod's SpA............................................   2,661     169,401
#*  TREVI - Finanziaria Industriale SpA..................  75,599      30,461
    UniCredit SpA........................................ 180,377   3,184,937
#   Unione di Banche Italiane SpA........................ 841,967   3,474,031
    Unipol Gruppo SpA.................................... 335,442   1,393,370
#   UnipolSai Assicurazioni SpA.......................... 596,621   1,356,041
    Vittoria Assicurazioni SpA...........................  16,966     276,660
    Zignago Vetro SpA....................................  11,690     111,411
                                                                  -----------
TOTAL ITALY..............................................          84,861,223
                                                                  -----------
JAPAN -- (23.4%)
    77 Bank, Ltd. (The)..................................  55,600   1,339,087
    A&D Co., Ltd.........................................  15,900     149,213
    ABC-Mart, Inc........................................   1,400      75,862
#*  Access Co., Ltd......................................  20,900     194,762
    Accretive Co., Ltd...................................  13,100      31,489
    Achilles Corp........................................  12,600     263,197
#   AD Works Co., Ltd.................................... 140,000      47,806
#   Adastria Co., Ltd....................................  24,260     306,943
    ADEKA Corp...........................................  68,900   1,166,192
    Adtec Plasma Technology Co., Ltd.....................   3,500      45,795
#   Advan Co., Ltd.......................................  13,100     120,876
#   Advanex, Inc.........................................   1,400      26,779
    Advantest Corp.......................................   4,000      94,808
    Aeon Co., Ltd........................................  99,119   2,013,975
    Aeon Delight Co., Ltd................................   9,700     355,035
    Aeon Fantasy Co., Ltd................................   5,800     257,316
    AEON Financial Service Co., Ltd......................  17,700     365,458
    Aeon Hokkaido Corp...................................  14,000     100,837
    Aeon Mall Co., Ltd...................................   6,600     115,624
#   Aeria, Inc...........................................  12,300     152,473
    AGC, Inc.............................................  76,100   3,189,701
*   AGORA Hospitality Group Co., Ltd.....................  34,000       9,751
    Agro-Kanesho Co., Ltd................................   2,700      72,426
    Ahresty Corp.........................................  15,300     134,419
    Ai Holdings Corp.....................................  14,600     323,954
    Aica Kogyo Co., Ltd..................................  12,300     454,280
    Aichi Bank, Ltd. (The)...............................   7,200     337,959
    Aichi Corp...........................................  25,600     146,364
    Aichi Steel Corp.....................................   9,300     357,513
    Aichi Tokei Denki Co., Ltd...........................   2,200      88,097
    Aida Engineering, Ltd................................  30,800     295,361
#   Aigan Co., Ltd.......................................  11,000      38,691
#   Ain Holdings, Inc....................................  14,200   1,055,089
    Aiphone Co., Ltd.....................................   7,500     118,170
    Air Water, Inc.......................................  32,000     584,970
    Airport Facilities Co., Ltd..........................  20,400     113,427
    Airtech Japan, Ltd...................................   3,100      22,585
    Aisan Industry Co., Ltd..............................  31,600     288,293
    Aisin Seiki Co., Ltd.................................  27,506   1,282,935
    AIT Corp.............................................   4,800      47,154
    Aizawa Securities Co., Ltd...........................  26,700     177,780
    Ajinomoto Co., Inc...................................  10,800     191,219
    Ajis Co., Ltd........................................   2,000      62,239
    Akatsuki Corp........................................  12,800      48,384
#*  Akebono Brake Industry Co., Ltd......................  83,400     206,948

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Akita Bank, Ltd. (The)...............................  14,000 $  377,491
    Albis Co., Ltd.......................................   3,700    104,009
#   Alconix Corp.........................................  18,100    279,255
    Alfresa Holdings Corp................................   5,300    126,887
    Alinco, Inc..........................................  12,100    118,222
#*  Allied Telesis Holdings KK...........................  23,900     26,939
    Alpen Co., Ltd.......................................  14,000    302,508
    Alpha Corp...........................................   5,800     80,088
    Alpha Systems, Inc...................................   5,360    110,612
    Alpine Electronics, Inc..............................  33,600    749,499
    Alps Electric Co., Ltd...............................  39,200  1,130,863
    Alps Logistics Co., Ltd..............................   9,000     68,655
    Altech Corp..........................................   8,200    173,465
    Amada Holdings Co., Ltd.............................. 107,100  1,076,885
    Amano Corp...........................................  25,900    532,800
    Amiyaki Tei Co., Ltd.................................   2,800    111,687
    Amuse, Inc...........................................   7,300    209,489
    Anest Iwata Corp.....................................  21,700    216,046
    Anicom Holdings, Inc.................................   4,200    177,546
    AOI Electronic Co., Ltd..............................   3,700    122,530
    AOI TYO Holdings, Inc................................  11,088    140,819
    AOKI Holdings, Inc...................................  31,978    458,395
    Aomori Bank, Ltd. (The)..............................  14,700    450,525
    Aoyama Trading Co., Ltd..............................  35,300  1,167,454
#   Aoyama Zaisan Networks Co., Ltd......................   5,900    110,022
    Aozora Bank, Ltd.....................................   3,300    123,316
#   Apaman Co., Ltd......................................   5,900     57,381
    Arakawa Chemical Industries, Ltd.....................  13,200    221,540
    Arata Corp...........................................   7,100    383,054
    Araya Industrial Co., Ltd............................   3,700     67,982
    Arcland Sakamoto Co., Ltd............................  24,800    347,237
    Arcland Service Holdings Co., Ltd....................   7,700    145,411
    Arcs Co., Ltd........................................  22,189    555,559
    Arealink Co., Ltd....................................   3,800    112,484
    Argo Graphics, Inc...................................   5,100    199,400
    Ariake Japan Co., Ltd................................   3,200    274,592
    Arisawa Manufacturing Co., Ltd.......................  27,000    286,866
*   Arrk Corp............................................  16,100     16,132
    Artnature, Inc.......................................  16,800    117,698
    As One Corp..........................................   3,100    216,898
    Asahi Broadcasting Group Holdings Corp...............  10,200     76,133
    Asahi Co., Ltd.......................................  10,300    127,148
    Asahi Diamond Industrial Co., Ltd....................  39,900    290,559
    Asahi Group Holdings, Ltd............................   7,500    364,536
    Asahi Holdings, Inc..................................  21,100    423,187
    Asahi Intecc Co., Ltd................................  20,000    765,146
    Asahi Kasei Corp..................................... 241,000  3,221,432
    Asahi Kogyosha Co., Ltd..............................   3,300    101,331
    ASAHI YUKIZAI Corp...................................   9,700    191,308
    Asante, Inc..........................................   1,600     32,203
    Asanuma Corp.........................................  53,000    189,871
    Ashimori Industry Co., Ltd...........................   4,300     96,487
    Asia Pile Holdings Corp..............................  20,300    143,867
    ASKA Pharmaceutical Co., Ltd.........................  17,900    208,518
    Astellas Pharma, Inc.................................  16,800    274,023
    Asti Corp............................................   1,800     39,297
#   Asukanet Co., Ltd....................................   3,500     47,223
    Asunaro Aoki Construction Co., Ltd...................  11,400    101,618
    Ateam, Inc...........................................   5,500    115,761

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Atom Corp............................................  45,000 $  409,452
    Atsugi Co., Ltd......................................  14,400    151,189
    Autobacs Seven Co., Ltd..............................  28,500    489,791
#   Aval Data Corp.......................................   2,300     44,235
    Avex, Inc............................................  29,300    402,224
    Awa Bank, Ltd. (The)................................. 145,000    936,867
    Axell Corp...........................................   4,700     32,946
    Axial Retailing, Inc.................................  10,600    388,019
    Azbil Corp...........................................  15,100    662,370
    Bandai Namco Holdings, Inc...........................  16,200    648,137
    Bando Chemical Industries, Ltd.......................  30,100    331,093
    Bank of Iwate, Ltd. (The)............................  12,700    541,447
    Bank of Kochi, Ltd. (The)............................   5,900     62,349
    Bank of Kyoto, Ltd. (The)............................  14,100    683,121
    Bank of Nagoya, Ltd. (The)...........................  11,000    401,451
    Bank of Okinawa, Ltd. (The)..........................  17,900    706,253
    Bank of Saga, Ltd. (The).............................  11,100    259,684
    Bank of the Ryukyus, Ltd.............................  20,100    318,798
    Bank of Toyama, Ltd. (The)...........................   2,200     86,406
#   Baroque Japan, Ltd...................................  10,100     89,198
    Belc Co., Ltd........................................   5,400    259,491
    Bell System24 Holdings, Inc..........................  18,500    327,075
    Belluna Co., Ltd.....................................  32,400    378,969
    Benefit One, Inc.....................................  15,100    434,072
    Benesse Holdings, Inc................................  13,200    480,897
#   Bic Camera, Inc......................................  31,100    469,251
    Biofermin Pharmaceutical Co., Ltd....................   1,000     25,598
    BML, Inc.............................................  14,600    365,635
#   Bookoff Corp.........................................   5,700     40,194
    Bourbon Corp.........................................   2,300     54,297
    BP Castrol K.K.......................................   2,700     39,278
    Bridgestone Corp.....................................  23,000    907,267
#   Broadband Tower, Inc.................................  19,300     33,372
    Broadleaf Co., Ltd...................................  55,600    336,737
    BRONCO BILLY Co., Ltd................................   3,900    123,509
    Brother Industries, Ltd.............................. 100,600  2,052,150
    Bunka Shutter Co., Ltd...............................  46,800    388,790
    C Uyemura & Co., Ltd.................................   2,900    217,917
    CAC Holdings Corp....................................  10,900    105,256
    Calbee, Inc..........................................   3,300    109,469
    Can Do Co., Ltd......................................   7,200    110,067
    Canon Electronics, Inc...............................  13,100    276,851
    Canon Marketing Japan, Inc...........................  17,500    367,199
    Canon, Inc., Sponsored ADR...........................   7,971    258,181
    Canon, Inc...........................................  21,700    704,042
    Capcom Co., Ltd......................................  31,000    803,941
    Career Design Center Co., Ltd........................   1,900     34,610
#   Carlit Holdings Co., Ltd.............................  13,800    126,771
#   Casio Computer Co., Ltd..............................  18,800    307,603
    Cawachi, Ltd.........................................  12,900    253,237
    C'BON COSMETICS Co., Ltd.............................   1,300     32,839
    Central Automotive Products, Ltd.....................   7,600    124,078
    Central Glass Co., Ltd...............................  26,200    626,300
    Central Security Patrols Co., Ltd....................   2,200     89,399
    Central Sports Co., Ltd..............................   4,700    167,720
    Chiba Bank, Ltd. (The)............................... 140,000    999,385
    Chiba Kogyo Bank, Ltd. (The).........................  40,100    180,672
    Chilled & Frozen Logistics Holdings Co., Ltd.........   8,200     98,683
    CHIMNEY Co., Ltd.....................................   2,100     54,807

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Chino Corp...........................................   3,400 $   49,201
    Chiyoda Co., Ltd.....................................   6,100    126,623
    Chiyoda Corp.........................................  43,200    345,870
    Chiyoda Integre Co., Ltd.............................  10,100    223,637
    Chofu Seisakusho Co., Ltd............................  16,200    347,322
    Chori Co., Ltd.......................................   8,200    152,225
    Chubu Shiryo Co., Ltd................................  17,800    258,592
    Chudenko Corp........................................  24,400    591,588
    Chuetsu Pulp & Paper Co., Ltd........................   8,289    123,960
*   Chugai Mining Co., Ltd...............................  36,200      7,142
    Chugai Ro Co., Ltd...................................   4,800    108,140
    Chugoku Bank, Ltd. (The).............................  89,000    944,239
    Chugoku Marine Paints, Ltd...........................  45,400    435,851
    Chukyo Bank, Ltd. (The)..............................   8,500    176,538
    Chuo Spring Co., Ltd.................................   1,300     45,551
    CI Takiron Corp......................................  26,000    149,932
    Ci:z Holdings Co., Ltd...............................   9,000    399,362
    Citizen Watch Co., Ltd............................... 224,100  1,476,099
    CKD Corp.............................................  27,600    423,475
    CK-San-Etsu Co., Ltd.................................   3,400    112,115
#   Clarion Co., Ltd..................................... 110,000    291,601
    Cleanup Corp.........................................  17,000    122,664
    CMIC Holdings Co., Ltd...............................  10,300    230,662
    CMK Corp.............................................  39,700    276,324
    Coca-Cola Bottlers Japan Holdings, Inc...............   3,404    122,741
    cocokara fine, Inc...................................   8,100    475,375
    Coco's Japan Co., Ltd................................   5,000    104,716
    COLOPL, Inc..........................................  31,600    208,061
#   Colowide Co., Ltd....................................  27,500    695,986
    Computer Engineering & Consulting, Ltd...............  10,800    214,543
    Computer Institute of Japan, Ltd.....................   8,700     54,814
    COMSYS Holdings Corp.................................  38,400    954,401
    Concordia Financial Group, Ltd....................... 210,738  1,133,060
    CONEXIO Corp.........................................   9,100    181,529
    Corona Corp..........................................  11,100    127,348
    Cosel Co., Ltd.......................................  11,900    140,945
    Cosmo Energy Holdings Co., Ltd.......................  45,300  1,598,711
    Cosmos Initia Co., Ltd...............................  11,300     71,867
    Cosmos Pharmaceutical Corp...........................   1,000    220,462
    Cota Co., Ltd........................................   4,190     54,236
#   CRE, Inc.............................................   7,200     61,822
    Create Medic Co., Ltd................................   4,700     58,600
#   Create Restaurants Holdings, Inc.....................  19,300    232,049
    Create SD Holdings Co., Ltd..........................  10,800    268,615
    Credit Saison Co., Ltd...............................  51,600    805,553
    Creek & River Co., Ltd...............................   5,400     55,826
    Cresco, Ltd..........................................   2,400     71,297
#   Cross Plus, Inc......................................   1,400     10,326
    CTI Engineering Co., Ltd.............................  12,100    157,140
    CyberAgent, Inc......................................   5,200    273,218
    Cybozu, Inc..........................................   9,800     47,877
    D.A. Consortium Holdings, Inc........................  11,700    282,900
    Dai Nippon Printing Co., Ltd.........................  40,400    882,681
    Dai Nippon Toryo Co., Ltd............................  19,200    244,409
    Daibiru Corp.........................................  31,400    324,266
    Daicel Corp..........................................  44,400    489,176
    Dai-Dan Co., Ltd.....................................  12,500    297,893
    Daido Kogyo Co., Ltd.................................   6,400     67,626
    Daido Metal Co., Ltd.................................  30,300    314,558

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Daido Steel Co., Ltd.................................  22,600 $1,116,118
    Daidoh, Ltd..........................................  17,900     69,218
    Daifuku Co., Ltd.....................................  19,700    868,162
#   Daihatsu Diesel Manufacturing Co., Ltd...............  15,500    102,862
    Daihen Corp..........................................  65,000    415,179
    Daiho Corp...........................................  67,000    400,370
    Daiichi Jitsugyo Co., Ltd............................   7,800    248,927
#   Daiichi Kigenso Kagaku-Kogyo Co., Ltd................  17,200    183,881
    Dai-ichi Life Holdings, Inc..........................  75,500  1,425,551
    Dai-ichi Seiko Co., Ltd..............................   7,000    114,497
    Daiichikosho Co., Ltd................................  12,100    574,589
    Daiken Corp..........................................  11,700    261,865
    Daiken Medical Co., Ltd..............................   6,000     44,034
    Daiki Aluminium Industry Co., Ltd....................  25,000    165,399
    Daikin Industries, Ltd...............................   3,700    442,261
    Daikoku Denki Co., Ltd...............................   8,100    128,217
    Daikokutenbussan Co., Ltd............................   5,400    239,430
#*  Daikokuya Holdings Co., Ltd..........................  53,600     25,964
    Daikyo, Inc..........................................  18,500    370,911
    Daikyonishikawa Corp.................................  21,000    312,072
    Dainichi Co., Ltd....................................   5,100     36,784
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd................................................  10,400    330,750
#   Daio Paper Corp......................................  49,000    675,351
    Daiseki Co., Ltd.....................................   9,500    260,693
    Daishi Bank, Ltd. (The)..............................  21,900    929,392
#   Daishinku Corp.......................................   5,500     62,518
    Daisue Construction Co., Ltd.........................   7,600     87,826
    Daisyo Corp..........................................   2,000     31,741
    Daito Bank, Ltd. (The)...............................   5,000     55,909
    Daito Pharmaceutical Co., Ltd........................   8,460    266,018
    Daito Trust Construction Co., Ltd....................     500     83,784
    Daitron Co., Ltd.....................................   4,900     95,267
    Daiwa House Industry Co., Ltd........................  18,100    660,026
    Daiwa Industries, Ltd................................  24,100    273,330
    Daiwa Securities Group, Inc.......................... 270,947  1,580,295
    Daiwabo Holdings Co., Ltd............................  16,300    843,957
#   DCM Holdings Co., Ltd................................  83,900    751,478
    Delica Foods Holdings Co., Ltd.......................   2,400     32,858
    DeNA Co., Ltd........................................  20,500    386,643
    Denka Co., Ltd.......................................  48,200  1,661,160
    Denki Kogyo Co., Ltd.................................   9,700    265,096
    Densan System Co., Ltd...............................   3,400     65,336
    Denso Corp...........................................   9,600    474,865
    Dentsu, Inc..........................................   6,000    251,944
    Denyo Co., Ltd.......................................  13,600    206,937
    Descente, Ltd........................................  15,000    285,258
#   Dexerials Corp.......................................  43,000    426,132
    DIC Corp.............................................  26,200    855,532
    Digital Arts, Inc....................................   5,200    249,250
#   Digital Hearts Holdings Co., Ltd.....................   7,100     93,216
    Dip Corp.............................................  14,800    376,381
    Disco Corp...........................................   2,400    409,709
    DKS Co., Ltd.........................................  35,000    243,572
#   DMG Mori Co., Ltd....................................  57,500    882,900
    Don Quijote Holdings Co., Ltd........................   4,700    219,697
    Doshisha Co., Ltd....................................   9,700    218,845
    Doutor Nichires Holdings Co., Ltd....................  16,600    312,775
    Dowa Holdings Co., Ltd...............................  36,200  1,164,073
    DSB Co., Ltd.........................................  10,500     53,725

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    DTS Corp.............................................  14,300 $  544,036
    Duskin Co., Ltd......................................  33,300    844,213
    Dvx, Inc.............................................   4,600     58,868
    DyDo Group Holdings, Inc.............................   5,800    319,079
    Dynic Corp...........................................   4,600     43,079
    Eagle Industry Co., Ltd..............................  22,300    361,614
#   Earth Corp...........................................   3,700    186,806
    Ebara Corp...........................................  34,400  1,043,604
    Ebara Foods Industry, Inc............................   1,700     35,780
    Ebara Jitsugyo Co., Ltd..............................   5,300    111,993
    Eco's Co., Ltd.......................................   8,100    127,686
    EDION Corp...........................................  58,300    582,812
    eGuarantee, Inc......................................   6,100    133,090
    Ehime Bank, Ltd. (The)...............................  25,500    294,055
    Eidai Co., Ltd.......................................  18,000     89,190
    Eighteenth Bank, Ltd. (The)..........................  84,000    226,623
    Eiken Chemical Co., Ltd..............................  11,800    258,224
    Eizo Corp............................................   7,600    339,208
    Elecom Co., Ltd......................................  11,000    261,506
    Elematec Corp........................................   6,374    150,214
    Endo Lighting Corp...................................   9,400     75,178
#*  Eneres Co., Ltd......................................  11,200     48,487
*   Enigmo, Inc..........................................   4,600     59,523
    en-japan, Inc........................................   8,800    416,400
    Enomoto Co., Ltd.....................................   5,700     65,590
    Enplas Corp..........................................   6,300    177,876
#*  Enshu, Ltd...........................................  31,000     38,633
    EPS Holdings, Inc....................................  16,700    319,529
    eRex Co., Ltd........................................  10,300    104,881
#   ES-Con Japan, Ltd....................................  19,900    130,424
    ESPEC Corp...........................................   6,500    136,064
    Excel Co., Ltd.......................................   5,800    131,989
    Exedy Corp...........................................  24,400    785,073
    Ezaki Glico Co., Ltd.................................   6,600    305,682
    F&M Co., Ltd.........................................   3,000     27,686
    F@N Communications, Inc..............................  23,400    146,485
    Faith, Inc...........................................   5,500     64,319
    FALCO HOLDINGS Co., Ltd..............................   6,400    109,048
#   FamilyMart UNY Holdings Co., Ltd.....................   6,319    589,656
    FCC Co., Ltd.........................................  25,500    749,257
#*  FDK Corp.............................................  39,000     68,685
    Feed One Co., Ltd....................................  79,140    157,804
    Felissimo Corp.......................................   2,400     29,176
    Fenwal Controls of Japan, Ltd........................   3,400     49,144
    Ferrotec Holdings Corp...............................  31,700    473,883
    FIDEA Holdings Co., Ltd.............................. 161,400    252,983
    Fields Corp..........................................  11,600    104,503
    Financial Products Group Co., Ltd....................  29,900    362,785
#   FINDEX, Inc..........................................   6,400     42,214
*   First Baking Co., Ltd................................     400      4,153
    First Bank of Toyama, Ltd. (The).....................  15,600     68,789
    First Juken Co., Ltd.................................   5,100     63,911
    FJ Next Co., Ltd.....................................  10,500     95,898
#*  Flight Holdings, Inc.................................   4,300     49,730
    Foster Electric Co., Ltd.............................  20,200    270,765
    FP Corp..............................................   9,200    506,450
    France Bed Holdings Co., Ltd.........................  14,100    123,144
    Freebit Co., Ltd.....................................   8,100     75,502
#   Freund Corp..........................................   5,300     45,255

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    F-Tech, Inc..........................................   9,300 $  115,044
#   FTGroup Co., Ltd.....................................   6,300     86,476
    Fudo Tetra Corp...................................... 133,000    241,752
    Fuji Co., Ltd........................................  18,000    351,743
#   Fuji Corp. (6163543).................................   4,500    107,375
    Fuji Corp. (6356592).................................  40,600    718,698
    Fuji Corp., Ltd......................................  24,700    204,490
    Fuji Die Co., Ltd....................................   7,300     59,880
    Fuji Electric Co., Ltd...............................  85,000    627,896
    Fuji Furukawa Engineering & Construction Co., Ltd....   2,000      7,314
    Fuji Kosan Co., Ltd..................................     100        585
#   Fuji Kyuko Co., Ltd..................................  10,100    306,806
    Fuji Media Holdings, Inc.............................  19,500    320,860
    Fuji Oil Co., Ltd....................................  44,900    169,706
    Fuji Oil Holdings, Inc...............................  26,400    869,170
    Fuji Pharma Co., Ltd.................................   5,200     90,498
    Fuji Seal International, Inc.........................  19,200    719,891
    Fuji Soft, Inc.......................................  11,500    468,354
    Fujibo Holdings, Inc.................................   8,300    232,360
    Fujicco Co., Ltd.....................................  10,800    236,680
    FUJIFILM Holdings Corp...............................  25,000  1,031,869
    Fujikura Kasei Co., Ltd..............................  19,300    111,948
    Fujikura Rubber, Ltd.................................  14,600     82,789
    Fujikura, Ltd........................................ 205,300  1,323,346
    Fujimi, Inc..........................................   9,900    247,103
    Fujimori Kogyo Co., Ltd..............................  12,600    426,065
#   Fujio Food System Co., Ltd...........................   4,200     74,498
#   Fujisash Co., Ltd....................................  77,900     78,239
    Fujishoji Co., Ltd...................................   4,500     47,359
    Fujita Kanko, Inc....................................   6,599    185,908
    Fujitec Co., Ltd.....................................  26,200    374,462
    Fujitsu Frontech, Ltd................................   8,000     96,653
    Fujitsu General, Ltd.................................  29,600    455,780
    Fujitsu, Ltd......................................... 141,000    960,975
    Fujiya Co., Ltd......................................   1,800     38,277
    FuKoKu Co., Ltd......................................   6,900     61,804
    Fukuda Corp..........................................   4,600    277,101
    Fukuda Denshi Co., Ltd...............................   2,200    146,483
    Fukui Bank, Ltd. (The)...............................  18,700    429,036
    Fukui Computer Holdings, Inc.........................   3,500     62,827
    Fukuoka Financial Group, Inc......................... 162,000    886,656
*   Fukushima Bank, Ltd. (The)...........................  26,500    161,555
    Fukushima Industries Corp............................   9,200    454,020
    Fukuyama Transporting Co., Ltd.......................  24,523  1,193,284
    FULLCAST Holdings Co., Ltd...........................  10,900    273,097
#   Fumakilla, Ltd.......................................   2,998     51,060
#*  Funai Electric Co., Ltd..............................  16,300     92,128
    Funai Soken Holdings, Inc............................  13,760    300,393
#   Furukawa Battery Co., Ltd. (The).....................  10,900     89,700
    Furukawa Co., Ltd....................................  24,400    372,291
    Furukawa Electric Co., Ltd...........................  43,000  1,519,346
    Furuno Electric Co., Ltd.............................  21,700    249,225
    Furusato Industries, Ltd.............................   7,100    120,881
    Furyu Corp...........................................   9,100     78,549
#   Fuso Chemical Co., Ltd...............................  14,000    358,532
    Fuso Pharmaceutical Industries, Ltd..................   5,400    142,259
    Futaba Corp..........................................  27,200    496,487
    Futaba Industrial Co., Ltd...........................  52,900    309,604
    Future Corp..........................................  18,400    254,585

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Fuyo General Lease Co., Ltd..........................  14,500 $  906,508
    G-7 Holdings, Inc....................................   4,500    112,250
    Gakken Holdings Co., Ltd.............................   3,600    149,924
    Gakkyusha Co., Ltd...................................   3,300     54,688
    Gecoss Corp..........................................  10,100    105,672
    Genki Sushi Co., Ltd.................................   2,100     62,863
    Genky DrugStores Co., Ltd............................   4,800    166,415
#   Geo Holdings Corp....................................  30,600    385,708
    Geostr Corp..........................................  11,800     63,597
    Gfoot Co., Ltd.......................................   7,500     53,421
#   Giken, Ltd...........................................  10,000    234,942
    GL Sciences, Inc.....................................   4,300     58,193
#   GLOBERIDE, Inc.......................................   7,500    247,173
    Glory, Ltd...........................................  32,800    964,169
    GMO internet, Inc....................................  33,600    712,638
    GMO Payment Gateway, Inc.............................   4,400    495,815
    Godo Steel, Ltd......................................   8,500    175,138
#   Gokurakuyu Holdings Co., Ltd.........................   7,600     47,913
    Goldcrest Co., Ltd...................................  14,690    252,767
    Goldwin, Inc.........................................   4,300    305,932
#   Golf Digest Online, Inc..............................   5,700     49,294
    Gourmet Kineya Co., Ltd..............................   5,000     55,745
    Grandy House Corp....................................   8,900     38,820
*   Gree, Inc............................................  43,800    242,775
    GS Yuasa Corp........................................ 255,000  1,193,742
    GSI Creos Corp.......................................   3,600     50,964
    G-Tekt Corp..........................................  14,700    255,350
    Gun-Ei Chemical Industry Co., Ltd....................   3,400    109,834
#   GungHo Online Entertainment, Inc.....................  32,700     69,813
    Gunma Bank, Ltd. (The)............................... 186,300    991,952
    Gunze, Ltd...........................................  12,300    731,166
#   Gurunavi, Inc........................................  15,800    142,752
    H2O Retailing Corp...................................  66,699  1,068,018
    HABA Laboratories, Inc...............................   1,100    104,489
    Hachijuni Bank, Ltd. (The)........................... 226,600    998,995
    Hagihara Industries, Inc.............................   7,000    121,904
    Hagiwara Electric Holdings Co., Ltd..................   5,300    148,570
    Hakudo Co., Ltd......................................   3,500     67,986
    Hakuhodo DY Holdings, Inc............................  26,300    403,838
    Hakuto Co., Ltd......................................  13,900    198,795
    Halows Co., Ltd......................................   5,400    124,652
    Hamakyorex Co., Ltd..................................  13,700    475,051
    Hamamatsu Photonics KK...............................   7,100    301,335
    Handsman Co., Ltd....................................   4,200     48,808
    HANEDA ZENITH HOLDINGS Co., Ltd......................  23,300     67,974
    Hankyu Hanshin Holdings, Inc.........................  15,600    621,261
    Hanwa Co., Ltd.......................................  26,900  1,030,458
    Happinet Corp........................................  14,500    200,794
#   Harada Industry Co., Ltd.............................   6,600     48,536
    Hard Off Corp.Co., Ltd...............................   6,800     61,554
    Harima Chemicals Group, Inc..........................  12,200     93,690
#   Harmonic Drive Systems, Inc..........................   6,300    249,095
    Haruyama Holdings, Inc...............................   3,900     35,890
    Haseko Corp..........................................  33,800    448,517
    Hayashikane Sangyo Co., Ltd..........................   5,400     35,461
    Hazama Ando Corp..................................... 136,150  1,081,552
#   Heian Ceremony Service Co., Ltd......................   1,300     10,922
    Heiwa Corp...........................................  39,900    895,004
    Heiwa Real Estate Co., Ltd...........................  25,300    455,658

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Heiwado Co., Ltd.....................................  22,300 $  570,835
#   Helios Techno Holdings Co., Ltd......................  14,900    101,104
    Hibino Corp..........................................   2,900     36,373
    Hibiya Engineering, Ltd..............................  16,300    326,141
    Hiday Hidaka Corp....................................   9,991    212,878
    Hikari Tsushin, Inc..................................   2,300    386,517
    HI-LEX Corp..........................................  13,500    335,711
#   Himaraya Co., Ltd....................................   1,900     17,766
    Hino Motors, Ltd.....................................  28,900    326,519
    Hioki EE Corp........................................   5,500    224,141
    Hirakawa Hewtech Corp................................   8,800    109,601
#   Hiramatsu, Inc.......................................  19,100     82,928
#   Hirano Tecseed Co., Ltd..............................   7,700    192,843
#   Hirata Corp..........................................   4,700    314,582
    Hiroshima Bank, Ltd. (The)........................... 157,400  1,083,139
    Hiroshima Gas Co., Ltd...............................  16,700     56,826
    HIS Co., Ltd.........................................  18,500    559,503
    Hisaka Works, Ltd....................................  16,700    162,910
    Hitachi Capital Corp.................................  33,600    897,872
    Hitachi Chemical Co., Ltd............................  35,400    701,033
    Hitachi Construction Machinery Co., Ltd..............  26,400    849,081
    Hitachi High-Technologies Corp.......................  10,100    412,486
    Hitachi Metals, Ltd..................................  54,310    588,573
    Hitachi Transport System, Ltd........................  24,500    670,082
    Hitachi Zosen Corp................................... 126,040    590,854
    Hitachi, Ltd......................................... 329,000  2,299,959
#   Hitachi, Ltd., ADR...................................   4,900    343,221
    Hito Communications, Inc.............................   3,700     59,524
    Hochiki Corp.........................................   9,500    177,406
#   Hodogaya Chemical Co., Ltd...........................   5,500    161,225
    Hogy Medical Co., Ltd................................   8,600    297,680
    Hokkaido Electric Power Co., Inc.....................  38,000    245,238
    Hokkaido Gas Co., Ltd................................  12,000     33,159
    Hokkan Holdings, Ltd.................................  27,000     90,060
    Hokko Chemical Industry Co., Ltd.....................  20,000    109,277
    Hokkoku Bank, Ltd. (The).............................  18,700    790,125
    Hokuetsu Bank, Ltd. (The)............................  17,200    366,297
    Hokuetsu Corp........................................ 105,200    588,302
    Hokuetsu Industries Co., Ltd.........................  17,000    165,679
    Hokuhoku Financial Group, Inc........................  87,600  1,262,099
#   Hokuriku Electric Industry Co., Ltd..................   6,200     70,729
#*  Hokuriku Electric Power Co...........................  36,500    383,154
    Hokuriku Electrical Construction Co., Ltd............   8,600     82,518
    Hokuto Corp..........................................  14,300    254,409
    Honda Motor Co., Ltd., Sponsored ADR.................  23,840    730,934
    Honda Motor Co., Ltd................................. 138,023  4,213,930
#   H-One Co., Ltd.......................................  14,600    167,520
    Honeys Holdings Co., Ltd.............................  12,570    118,279
#   Honshu Chemical Industry Co., Ltd....................   3,200     32,394
    Hoosiers Holdings....................................  37,100    255,310
    Horiba, Ltd..........................................   8,200    566,002
    Hoshizaki Corp.......................................   2,800    282,015
    Hosiden Corp.........................................  42,600    357,691
    Hosokawa Micron Corp.................................   4,500    293,313
    House Foods Group, Inc...............................  14,700    465,120
#   Howa Machinery, Ltd..................................   7,600     64,523
    Hulic Co., Ltd.......................................   7,300     71,641
    Hurxley Corp.........................................   2,400     22,545
    Hyakugo Bank, Ltd. (The)............................. 183,800    779,231

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Hyakujushi Bank, Ltd. (The).......................... 176,000 $  572,459
    Ibiden Co., Ltd......................................  74,900  1,233,433
    IBJ Leasing Co., Ltd.................................  22,100    569,131
    Ichibanya Co., Ltd...................................   5,134    219,683
    Ichigo, Inc..........................................  92,200    411,349
    Ichiken Co., Ltd.....................................   5,400    126,654
    Ichikoh Industries, Ltd..............................  36,000    478,441
    Ichinen Holdings Co., Ltd............................  18,300    240,145
    Ichiyoshi Securities Co., Ltd........................  23,300    228,823
#   Icom, Inc............................................   8,700    211,012
#   Idec Corp............................................  13,200    265,149
    Idemitsu Kosan Co., Ltd..............................  63,000  2,837,854
    IDOM, Inc............................................  52,200    190,592
    IHI Corp.............................................  21,300    748,061
    Iida Group Holdings Co., Ltd.........................  33,420    655,465
    Iino Kaiun Kaisha, Ltd...............................  76,300    361,700
#   IJT Technology Holdings Co., Ltd.....................  17,000    128,060
    Ikegami Tsushinki Co., Ltd...........................  73,000     97,597
    Imagica Robot Holdings, Inc..........................  12,000     99,937
    Imasen Electric Industrial...........................  13,600    141,165
    Inaba Denki Sangyo Co., Ltd..........................   8,800    371,378
#   Inaba Seisakusho Co., Ltd............................   7,400     89,752
    Inabata & Co., Ltd...................................  35,800    528,055
    Inageya Co., Ltd.....................................  11,400    185,460
    Ines Corp............................................  16,800    178,900
    I-Net Corp...........................................   7,700    136,290
    Infocom Corp.........................................   8,800    241,435
#   Infomart Corp........................................  44,300    555,792
    Information Services International-Dentsu, Ltd.......   8,500    245,720
    Innotech Corp........................................  12,900    167,768
    Inpex Corp...........................................  99,200  1,089,105
    Intage Holdings, Inc.................................  26,600    276,330
    Intelligent Wave, Inc................................   2,400     15,480
#   Inter Action Corp....................................   4,900     76,118
    Internet Initiative Japan, Inc.......................  20,400    398,413
    Inui Global Logistics Co., Ltd.......................  15,295    145,068
    I-O Data Device, Inc.................................   6,200     63,849
    Iriso Electronics Co., Ltd...........................   7,800    457,109
    Ise Chemicals Corp...................................   1,400     39,633
    Iseki & Co., Ltd.....................................  13,800    253,316
    Isetan Mitsukoshi Holdings, Ltd......................  74,400    899,109
#   Ishihara Chemical Co., Ltd...........................   4,800    102,511
*   Ishihara Sangyo Kaisha, Ltd..........................  28,100    345,792
    Ishii Iron Works Co., Ltd............................   1,900     33,053
    Ishizuka Glass Co., Ltd..............................   1,800     38,648
#   Istyle, Inc..........................................  20,000    256,998
    Isuzu Motors, Ltd....................................  58,300    788,958
#*  ITbook Co., Ltd......................................   9,100     44,603
    Ito En, Ltd..........................................   9,100    406,618
    ITOCHU Corp..........................................  22,300    395,968
    Itochu Enex Co., Ltd.................................  37,300    363,073
    Itochu Techno-Solutions Corp.........................  13,600    259,122
    Itochu-Shokuhin Co., Ltd.............................   3,800    205,504
    Itoham Yonekyu Holdings, Inc.........................  35,778    291,118
    Itoki Corp...........................................  33,553    187,387
    IwaiCosmo Holdings, Inc..............................  15,100    199,061
#   Iwaki & Co., Ltd.....................................  30,000    134,983
    Iwasaki Electric Co., Ltd............................   5,400     78,550
#   Iwatani Corp.........................................  28,400    961,963

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Iwatsu Electric Co., Ltd.............................   9,500 $   68,836
    Iwatsuka Confectionery Co., Ltd......................     800     35,473
    Iyo Bank, Ltd. (The)................................. 150,282  1,037,267
    Izumi Co., Ltd.......................................   2,600    156,868
#*  Izutsuya Co., Ltd....................................  11,800     34,986
    J Front Retailing Co., Ltd...........................  79,000  1,158,071
#   J Trust Co., Ltd.....................................  52,700    420,614
    JAC Recruitment Co., Ltd.............................   7,600    162,843
    Jaccs Co., Ltd.......................................  20,400    444,983
    Jafco Co., Ltd.......................................  26,200    959,181
    Jalux, Inc...........................................   5,400    152,134
#   Jamco Corp...........................................   6,800    150,584
    Janome Sewing Machine Co., Ltd.......................  17,000    107,455
    Japan Airlines Co., Ltd..............................   1,500     55,372
    Japan Airport Terminal Co., Ltd......................   5,800    276,003
#   Japan Asia Group, Ltd................................  16,900     71,490
*   Japan Asia Investment Co., Ltd.......................  16,300     49,661
    Japan Aviation Electronics Industry, Ltd.............  37,000    640,054
    Japan Cash Machine Co., Ltd..........................  11,000    120,135
#*  Japan Display, Inc................................... 310,900    401,814
    Japan Exchange Group, Inc............................  22,200    394,900
    Japan Foundation Engineering Co., Ltd................  25,800     91,836
    Japan Lifeline Co., Ltd..............................  19,200    415,042
    Japan Material Co., Ltd..............................  26,800    375,201
#   Japan Meat Co., Ltd..................................   5,600    105,713
    Japan Medical Dynamic Marketing, Inc.................  14,500    137,515
    Japan Oil Transportation Co., Ltd....................   2,900     82,317
    Japan Post Holdings Co., Ltd......................... 110,300  1,216,142
    Japan Property Management Center Co., Ltd............   6,200     74,259
    Japan Pulp & Paper Co., Ltd..........................   7,900    341,548
    Japan Pure Chemical Co., Ltd.........................   1,900     43,195
    Japan Securities Finance Co., Ltd....................  85,300    476,394
    Japan Steel Works, Ltd. (The)........................  29,900    737,167
    Japan Transcity Corp.................................  23,000    118,043
    Japan Wool Textile Co., Ltd. (The)...................  39,800    349,155
    Jastec Co., Ltd......................................   6,900     67,541
    JBCC Holdings, Inc...................................   9,600    113,300
    JCU Corp.............................................  11,400    298,001
    Jeol, Ltd............................................  33,000    328,827
    JFE Holdings, Inc.................................... 122,160  2,482,326
    JGC Corp.............................................   6,900    133,890
#*  JIG-SAW, Inc.........................................   1,400     38,463
    Jimoto Holdings, Inc................................. 127,900    191,422
#   JINS, Inc............................................   6,400    361,134
    JK Holdings Co., Ltd.................................  14,300    111,351
    JMS Co., Ltd.........................................  12,500     76,124
#   Joban Kosan Co., Ltd.................................   4,000     66,917
    J-Oil Mills, Inc.....................................   9,200    313,833
    Joshin Denki Co., Ltd................................  12,100    366,940
    Joyful Honda Co., Ltd................................   1,600     24,299
    JP-Holdings, Inc.....................................  22,600     72,476
    JSP Corp.............................................   6,900    175,699
    JSR Corp.............................................  10,600    203,815
    JTEKT Corp...........................................  69,600  1,009,332
    Juki Corp............................................  27,700    288,814
    Juroku Bank, Ltd. (The)..............................  23,100    628,161
    Justsystems Corp.....................................  14,300    290,048
    JVC Kenwood Corp.....................................  99,670    279,695
    JXTG Holdings, Inc................................... 402,870  2,953,602

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    K&O Energy Group, Inc................................  10,700 $  180,025
    kabu.com Securities Co., Ltd.........................  64,000    212,959
*   Kadokawa Dwango......................................  43,677    464,977
    Kaga Electronics Co., Ltd............................  13,100    292,705
    Kagome Co., Ltd......................................   6,600    201,570
    Kajima Corp..........................................  27,843    217,240
    Kakaku.com, Inc......................................   8,800    185,333
    Kaken Pharmaceutical Co., Ltd........................  10,700    555,132
    Kakiyasu Honten Co., Ltd.............................   3,700     87,246
#   Kameda Seika Co., Ltd................................   4,700    240,309
    Kamei Corp...........................................  18,600    260,846
    Kamigumi Co., Ltd....................................  39,000    817,047
    Kanaden Corp.........................................  13,400    157,259
    Kanagawa Chuo Kotsu Co., Ltd.........................   3,600    123,378
    Kanamoto Co., Ltd....................................  22,000    685,984
    Kandenko Co., Ltd....................................  74,000    770,660
    Kaneka Corp.......................................... 122,000  1,073,900
    Kaneko Seeds Co., Ltd................................   2,400     34,712
    Kanematsu Corp.......................................  61,400    885,344
    Kanematsu Electronics, Ltd...........................   9,100    298,186
*   Kansai Mirai Financial Group, Inc....................  62,732    523,766
    Kansai Paint Co., Ltd................................  12,000    276,147
    Kansai Super Market, Ltd.............................   6,200     65,918
    Kanto Denka Kogyo Co., Ltd...........................  39,500    370,810
    Kappa Create Co., Ltd................................   6,500     79,149
    Kasai Kogyo Co., Ltd.................................  23,300    291,607
    Katakura & Co-op Agri Corp...........................   3,200     33,889
    Katakura Industries Co., Ltd.........................  19,000    219,954
    Kato Sangyo Co., Ltd.................................  10,200    346,381
    Kato Works Co., Ltd..................................   6,800    183,737
    KAWADA TECHNOLOGIES, Inc.............................   3,400    215,359
#   Kawagishi Bridge Works Co., Ltd......................   1,600     60,103
    Kawai Musical Instruments Manufacturing Co., Ltd.....   5,000    214,195
    Kawasaki Heavy Industries, Ltd.......................  24,300    714,492
#*  Kawasaki Kisen Kaisha, Ltd...........................  41,399    751,809
    Kawasumi Laboratories, Inc...........................  13,100     83,365
    KDDI Corp............................................  16,500    459,308
    Keihan Holdings Co., Ltd.............................  17,800    648,148
    Keihanshin Building Co., Ltd.........................  29,800    248,228
    Keihin Co., Ltd......................................   3,500     51,662
    Keihin Corp..........................................  35,700    737,078
    Keisei Electric Railway Co., Ltd.....................   4,500    149,839
    Keiyo Bank, Ltd. (The)............................... 175,000    772,407
    Keiyo Co., Ltd.......................................  30,400    146,259
    KEL Corp.............................................   4,100     43,614
    Kenko Mayonnaise Co., Ltd............................   7,800    239,350
    Kewpie Corp..........................................  12,000    298,441
    Key Coffee, Inc......................................   9,300    178,285
    KFC Holdings Japan, Ltd..............................  10,000    177,914
*   KI Holdings Co., Ltd.                                  12,000     50,378
    Kimoto Co., Ltd......................................  28,900     84,950
    Kimura Chemical Plants Co., Ltd......................  10,600     41,862
    Kinden Corp..........................................  47,100    757,179
    King Co., Ltd........................................   4,400     19,752
*   Kinki Sharyo Co., Ltd. (The).........................   4,300     94,138
*   Kintetsu Department Store Co., Ltd...................   3,700    131,995
    Kintetsu World Express, Inc..........................  26,200    528,638
    Kirin Holdings Co., Ltd..............................   2,480     63,491
    Kirindo Holdings Co., Ltd............................   5,300    107,888

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Kissei Pharmaceutical Co., Ltd.......................  23,100 $  649,478
    Ki-Star Real Estate Co., Ltd.........................   3,500     86,269
    Kitagawa Corp........................................   6,300    151,972
    Kita-Nippon Bank, Ltd. (The).........................   5,700    133,387
    Kitano Construction Corp.............................  32,000    114,454
    Kito Corp............................................  17,900    334,496
    Kitz Corp............................................  60,500    535,781
    Kiyo Bank, Ltd. (The)................................  49,700    838,501
    KLab, Inc............................................  18,500    213,222
*   KNT-CT Holdings Co., Ltd.............................   7,600    101,712
    Koa Corp.............................................  11,800    258,995
    Koatsu Gas Kogyo Co., Ltd............................  20,400    170,929
    Kobayashi Pharmaceutical Co., Ltd....................   2,800    233,745
    Kobe Bussan Co., Ltd.................................   5,000    247,101
*   Kobe Electric Railway Co., Ltd.......................   1,000     35,746
    Kobe Steel, Ltd...................................... 198,000  1,951,344
#   Kobelco Eco-Solutions Co., Ltd.......................   2,800     47,037
    Kohnan Shoji Co., Ltd................................  16,400    358,517
    Kohsoku Corp.........................................   8,100     99,042
    Koito Manufacturing Co., Ltd.........................  10,500    676,357
*   Kojima Co., Ltd......................................  23,700    113,886
#   Kokusai Co., Ltd.....................................   2,800     22,031
    Kokuyo Co., Ltd......................................  36,200    613,436
    KOMAIHALTEC, Inc.....................................   2,699     58,754
    Komatsu Seiren Co., Ltd..............................  23,100    196,499
    Komatsu Wall Industry Co., Ltd.......................   5,500    112,740
    Komatsu, Ltd.........................................  31,400    927,810
    Komehyo Co., Ltd.....................................   5,700     97,537
    Komeri Co., Ltd......................................  25,600    610,694
#   Komori Corp..........................................  41,900    524,081
    Konaka Co., Ltd......................................  18,100     84,304
    Konami Holdings Corp.................................  14,800    696,323
    Kondotec, Inc........................................  12,100    110,942
    Konica Minolta, Inc.................................. 240,000  2,154,552
    Konishi Co., Ltd.....................................  19,800    328,239
    Konoike Transport Co., Ltd...........................  20,500    326,275
#   Konoshima Chemical Co., Ltd..........................   3,400     23,540
    Kosaido Co., Ltd.....................................  18,800     89,286
    Kose Corp............................................   3,900    747,546
#   Kosei Securities Co., Ltd. (The).....................   4,300     46,259
    Koshidaka Holdings Co., Ltd..........................  22,000    253,652
    Kotobuki Spirits Co., Ltd............................   8,800    411,445
#   Kourakuen Holdings Corp..............................   3,500     50,658
    Krosaki Harima Corp..................................   4,600    345,559
    KRS Corp.............................................   4,600    125,420
    K's Holdings Corp....................................  52,320    589,068
    KU Holdings Co., Ltd.................................   9,100     76,645
    Kubota Corp..........................................  22,000    369,337
    Kumagai Gumi Co., Ltd................................  23,500    823,025
    Kumiai Chemical Industry Co., Ltd....................  59,700    541,250
    Kunimine Industries Co., Ltd.........................   2,800     25,645
    Kura Corp............................................   4,800    289,729
    Kurabo Industries, Ltd............................... 139,000    434,903
    Kuraray Co., Ltd.....................................  95,600  1,351,199
    Kureha Corp..........................................  12,200    840,839
    Kurimoto, Ltd........................................   7,800    147,033
    Kurita Water Industries, Ltd.........................  16,400    479,710
    Kuriyama Holdings Corp...............................   4,000     72,022
    Kusuri no Aoki Holdings Co., Ltd.....................   5,900    433,092

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    KYB Corp.............................................  15,100 $  709,436
    Kyocera Corp.........................................  22,585  1,314,453
    Kyodo Printing Co., Ltd..............................   6,600    179,380
    Kyoei Steel, Ltd.....................................  15,300    299,545
    Kyokuto Boeki Kaisha, Ltd............................  32,000    127,919
    Kyokuto Kaihatsu Kogyo Co., Ltd......................  23,800    390,243
    Kyokuto Securities Co., Ltd..........................  15,200    205,605
    Kyokuyo Co., Ltd.....................................   7,300    227,742
    KYORIN Holdings, Inc.................................  32,500    661,738
    Kyoritsu Maintenance Co., Ltd........................  11,040    548,150
    Kyoritsu Printing Co., Ltd...........................  23,500     78,889
    Kyosan Electric Manufacturing Co., Ltd...............  26,700    165,381
    Kyowa Electronic Instruments Co., Ltd................  14,300     55,200
    Kyowa Exeo Corp......................................  32,300    875,253
    Kyowa Leather Cloth Co., Ltd.........................   9,000     81,572
#   Kyudenko Corp........................................  23,000    921,269
    Kyushu Financial Group, Inc.......................... 205,180  1,051,107
    LAC Co., Ltd.........................................   7,000    109,413
    Lacto Japan Co., Ltd.................................   1,900    109,790
*   Laox Co., Ltd........................................  24,100     88,112
    Lasertec Corp........................................  23,600    699,622
    Lawson, Inc..........................................   2,100    126,105
    LEC, Inc.............................................   9,000    386,202
    Leopalace21 Corp..................................... 200,500  1,101,727
    Life Corp............................................   7,000    167,177
    LIFULL Co., Ltd......................................  20,000    125,637
    Linical Co., Ltd.....................................   4,700    104,627
    Link And Motivation, Inc.............................  20,000    227,063
    Lintec Corp..........................................  27,500    807,268
    Lion Corp............................................  33,000    597,516
    LIXIL Group Corp.....................................  14,200    291,073
    Lonseal Corp.........................................   1,600     30,103
    Look Holdings, Inc...................................   4,400     54,021
*   M&A Capital Partners Co., Ltd........................   2,900    182,855
    M3, Inc..............................................   3,100    118,207
    Mabuchi Motor Co., Ltd...............................   1,400     68,978
    Macnica Fuji Electronics Holdings, Inc...............  29,850    505,413
    Maeda Corp...........................................  77,000    905,010
    Maeda Kosen Co., Ltd.................................  14,800    285,334
    Maeda Road Construction Co., Ltd.....................  47,000    909,204
    Maezawa Kasei Industries Co., Ltd....................  11,300    126,053
    Maezawa Kyuso Industries Co., Ltd....................   6,500    124,152
    Makino Milling Machine Co., Ltd......................  79,000    638,399
    Makita Corp., Sponsored ADR..........................   3,976    177,886
    Makita Corp..........................................   3,100    139,457
    Mamezou Holdings Co., Ltd............................   9,700     88,996
    Mamiya-Op Co., Ltd...................................   2,699     25,351
    Mandom Corp..........................................   7,200    225,036
    Mani, Inc............................................   5,600    241,357
    Mars Engineering Corp................................   7,300    158,329
    Marubeni Corp........................................ 126,900    968,840
    Marubun Corp.........................................  18,100    134,497
    Marudai Food Co., Ltd................................  83,000    354,607
    Marufuji Sheet Piling Co., Ltd.......................   1,100     26,555
    Maruha Nichiro Corp..................................  34,200  1,272,369
    Marui Group Co., Ltd.................................  35,700    709,328
    Maruichi Steel Tube, Ltd.............................   9,900    341,114
    Maruka Machinery Co., Ltd............................   5,300     97,353
    Marusan Securities Co., Ltd..........................  26,900    225,347

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Maruwa Co., Ltd......................................   4,800 $  369,903
    Maruwa Unyu Kikan Co., Ltd...........................   4,700    159,062
    Maruyama Manufacturing Co., Inc......................   2,800     46,332
#*  Maruzen CHI Holdings Co., Ltd........................  10,600     35,179
    Maruzen Co., Ltd.....................................   6,000    118,778
    Maruzen Showa Unyu Co., Ltd..........................  41,000    195,829
    Marvelous, Inc.......................................  15,400    117,371
    Matsuda Sangyo Co., Ltd..............................  11,900    171,889
    Matsui Construction Co., Ltd.........................  17,600    149,864
    Matsui Securities Co., Ltd...........................  27,700    276,348
    Matsumotokiyoshi Holdings Co., Ltd...................  13,300    576,803
    Matsuya Co., Ltd.....................................   6,100     75,876
    Matsuya Foods Co., Ltd...............................   6,600    217,923
    Max Co., Ltd.........................................  20,800    295,509
    Maxell Holdings, Ltd.................................  35,200    580,702
    Maxvalu Nishinihon Co., Ltd..........................   2,600     41,294
    Maxvalu Tokai Co., Ltd...............................   5,000    109,629
    Mazda Motor Corp..................................... 193,100  2,409,569
    MCJ Co., Ltd.........................................  51,200    378,475
    Mebuki Financial Group, Inc.......................... 270,022    964,834
    MEC Co., Ltd.........................................  11,800    242,379
#   Media Do Holdings Co., Ltd...........................   2,300     47,520
    Medical System Network Co., Ltd......................  20,600     84,121
    Medipal Holdings Corp................................   2,700     54,900
#   Megachips Corp.......................................  12,900    294,575
    Megmilk Snow Brand Co., Ltd..........................  36,200    903,237
    Meidensha Corp....................................... 161,000    605,923
    MEIJI Holdings Co., Ltd..............................   1,000     78,637
    Meiji Shipping Co., Ltd..............................   6,100     22,527
#   Meiko Electronics Co., Ltd...........................  18,100    378,583
#   Meiko Network Japan Co., Ltd.........................  15,800    159,778
    Meisei Industrial Co., Ltd...........................  27,100    218,915
    Meitec Corp..........................................  11,700    581,152
    Meito Sangyo Co., Ltd................................   6,200     98,546
    Meiwa Corp...........................................  18,400     80,017
    Meiwa Estate Co., Ltd................................  10,900     66,817
    Melco Holdings, Inc..................................     900     34,373
    Menicon Co., Ltd.....................................  15,300    394,012
    METAWATER Co., Ltd...................................   2,400     70,639
    Michinoku Bank, Ltd. (The)...........................  13,291    212,966
    Mie Kotsu Group Holdings, Inc........................  47,700    250,565
    Mikuni Corp..........................................  22,800    126,903
    Milbon Co., Ltd......................................   8,904    439,807
    Mimaki Engineering Co., Ltd..........................  14,100    115,757
    Mimasu Semiconductor Industry Co., Ltd...............  14,900    251,697
    Minebea Mitsumi, Inc................................. 102,939  1,847,458
    Ministop Co., Ltd....................................  10,500    198,891
    Miraca Holdings, Inc.................................  29,200    848,616
    Miraial Co., Ltd.....................................   7,000     71,410
    Mirait Holdings Corp.................................  42,810    658,681
    Miroku Jyoho Service Co., Ltd........................   8,100    195,551
    Misawa Homes Co., Ltd................................  16,900    147,874
    MISUMI Group, Inc....................................  15,900    406,226
    Mitani Corp..........................................   8,400    391,485
    Mitani Sangyo Co., Ltd...............................  10,200     31,797
    Mitani Sekisan Co., Ltd..............................   4,200    102,019
    Mito Securities Co., Ltd.............................  47,400    165,829
    Mitsuba Corp.........................................  26,100    225,397
    Mitsubishi Chemical Holdings Corp.................... 440,880  3,861,867

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
JAPAN -- (Continued)
    Mitsubishi Corp......................................    98,300 $2,747,783
    Mitsubishi Electric Corp.............................    79,000  1,073,351
    Mitsubishi Estate Co., Ltd...........................    25,000    433,815
    Mitsubishi Gas Chemical Co., Inc.....................    57,894  1,293,535
    Mitsubishi Heavy Industries, Ltd.....................    26,600    998,860
    Mitsubishi Kakoki Kaisha, Ltd........................     5,600    104,396
    Mitsubishi Logisnext Co., Ltd........................    29,000    357,989
#   Mitsubishi Logistics Corp............................    42,899    981,414
    Mitsubishi Materials Corp............................    49,880  1,418,471
    Mitsubishi Motors Corp...............................    20,300    155,192
    Mitsubishi Paper Mills, Ltd..........................    27,200    158,446
    Mitsubishi Pencil Co., Ltd...........................     8,350    161,188
    Mitsubishi Research Institute, Inc...................     5,800    223,872
    Mitsubishi Shokuhin Co., Ltd.........................     7,700    206,316
    Mitsubishi Steel Manufacturing Co., Ltd..............    11,600    235,514
    Mitsubishi Tanabe Pharma Corp........................     7,900    148,121
    Mitsubishi UFJ Financial Group, Inc., Sponsored ADR..    16,850    103,122
    Mitsubishi UFJ Financial Group, Inc..................   852,000  5,228,609
    Mitsubishi UFJ Lease & Finance Co., Ltd..............   193,200  1,171,686
    Mitsuboshi Belting, Ltd..............................    31,000    383,585
    Mitsui & Co., Ltd., Sponsored ADR....................       471    157,571
    Mitsui & Co., Ltd....................................   105,800  1,773,212
    Mitsui Chemicals, Inc................................    67,600  1,820,678
#*  Mitsui E&S Holdings Co., Ltd.........................    59,400    851,019
    Mitsui Fudosan Co., Ltd..............................    14,200    339,546
#   Mitsui High-Tec, Inc.................................    18,300    236,060
    Mitsui Home Co., Ltd.................................    18,000    124,845
    Mitsui Matsushima Co., Ltd...........................     9,400    133,340
    Mitsui Mining & Smelting Co., Ltd....................    37,700  1,493,134
    Mitsui OSK Lines, Ltd................................    58,200  1,510,152
    Mitsui Sugar Co., Ltd................................    10,600    321,756
*   Mitsui-Soko Holdings Co., Ltd........................    94,000    298,283
    Mitsuuroko Group Holdings Co., Ltd...................    20,300    155,397
    Mixi, Inc............................................     5,700    150,106
    Miyaji Engineering Group, Inc........................     4,500     81,042
    Miyazaki Bank, Ltd. (The)............................    11,800    358,217
    Miyoshi Oil & Fat Co., Ltd...........................     7,500     92,633
    Mizuho Financial Group, Inc.......................... 1,715,460  2,981,967
    Mizuno Corp..........................................    12,600    414,132
    Mochida Pharmaceutical Co., Ltd......................     5,700    413,100
    Modec, Inc...........................................    10,500    293,408
    Molitec Steel Co., Ltd...............................     7,500     41,302
#   Monex Group, Inc.....................................   138,200    688,902
#   Money Partners Group Co., Ltd........................    13,100     45,418
    Monogatari Corp. (The)...............................     2,700    248,894
    MonotaRO Co., Ltd....................................    13,000    654,704
    MORESCO Corp.........................................     4,600     70,275
    Morinaga & Co., Ltd..................................    11,600    538,196
    Morinaga Milk Industry Co., Ltd......................    27,000    890,206
    Morita Holdings Corp.................................    19,700    402,717
    Morito Co., Ltd......................................    13,600    113,949
    Morozoff, Ltd........................................     1,900    114,363
*   Morpho, Inc..........................................     1,300     33,382
    Mory Industries, Inc.................................     4,800    147,481
    MrMax Holdings, Ltd..................................    20,900    120,320
    MS&AD Insurance Group Holdings, Inc..................    34,982  1,071,487
    MTI, Ltd.............................................    18,500    103,052
    Mugen Estate Co., Ltd................................    12,100    117,925
    Murakami Corp........................................     3,000     81,831

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Murata Manufacturing Co., Ltd........................   2,013 $  352,226
    Musashi Seimitsu Industry Co., Ltd...................  17,200    585,520
    Musashino Bank, Ltd. (The)...........................  23,300    720,863
    Mutoh Holdings Co., Ltd..............................   1,900     40,667
#*  Mynet, Inc...........................................   2,600     27,800
#   N Field Co., Ltd.....................................   5,200     79,119
    Nabtesco Corp........................................   9,300    290,335
    NAC Co., Ltd.........................................   7,600     66,753
#   Nachi-Fujikoshi Corp.................................  11,700    547,543
    Nadex Co., Ltd.......................................   4,800     45,056
    Nafco Co., Ltd.......................................     500      8,200
    Nagaileben Co., Ltd..................................   1,800     47,746
#   Nagano Bank, Ltd. (The)..............................   7,500    124,118
    Nagano Keiki Co., Ltd................................   6,400     76,187
    Nagase & Co., Ltd....................................  80,000  1,297,994
    Nagatanien Holdings Co., Ltd.........................  14,000    189,320
    Nagawa Co., Ltd......................................     700     28,826
    Nagoya Railroad Co., Ltd.............................   5,600    140,555
    Nakabayashi Co., Ltd.................................  16,400    101,455
    Nakamuraya Co., Ltd..................................   2,208     98,052
    Nakanishi, Inc.......................................   9,000    188,307
    Nakano Corp..........................................  13,000     82,523
    Nakayama Steel Works, Ltd............................  21,800    128,085
#   Nakayamafuku Co., Ltd................................   7,600     48,703
    Nakayo, Inc..........................................   1,800     28,575
#   Namura Shipbuilding Co., Ltd.........................  41,700    197,136
    Nankai Electric Railway Co., Ltd.....................   7,400    203,463
    Nanto Bank, Ltd. (The)...............................  22,500    587,667
    Narasaki Sangyo Co., Ltd.............................  12,000     44,664
    Natori Co., Ltd......................................   4,100     67,887
    ND Software Co., Ltd.................................     500      5,358
    NDS Co., Ltd.........................................   3,700    185,862
    NEC Capital Solutions, Ltd...........................   7,900    133,769
    NEC Corp.............................................  71,200  1,977,996
    NEC Networks & System Integration Corp...............  11,800    284,069
    NET One Systems Co., Ltd.............................  45,000    982,180
    Neturen Co., Ltd.....................................  24,200    226,025
#*  New Japan Chemical Co., Ltd..........................  25,700     54,042
#*  New Japan Radio Co., Ltd.............................  13,100     93,196
*   Nexon Co., Ltd.......................................  17,000    244,947
    Nexyz Group Corp.....................................   4,000     61,268
    NGK Insulators, Ltd..................................  18,800    330,157
    NGK Spark Plug Co., Ltd..............................  19,700    568,871
    NH Foods, Ltd........................................  21,500    855,938
    NHK Spring Co., Ltd.................................. 121,800  1,218,278
    Nicca Chemical Co., Ltd..............................   4,600     54,431
    Nice Holdings, Inc...................................   5,300     63,481
    Nichia Steel Works, Ltd..............................  20,500     65,753
    Nichias Corp.........................................  60,000    742,851
    Nichiban Co., Ltd....................................   6,000    161,237
    Nichicon Corp........................................  36,800    462,331
    Nichiden Corp........................................   9,100    169,612
    Nichiha Corp.........................................  17,500    644,095
    NichiiGakkan Co., Ltd................................  33,900    383,551
    Nichi-iko Pharmaceutical Co., Ltd....................  38,200    543,692
#   Nichimo Co., Ltd.....................................   1,300     20,005
    Nichirei Corp........................................  56,000  1,301,831
    Nichireki Co., Ltd...................................  18,900    211,968
    Nichirin Co., Ltd....................................   7,920    172,156

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Nifco, Inc...........................................  21,400 $  646,814
    Nihon Chouzai Co., Ltd...............................   5,940    157,878
#   Nihon Dempa Kogyo Co., Ltd...........................  13,500     63,615
    Nihon Dengi Co., Ltd.................................   2,200     54,790
    Nihon Denkei Co., Ltd................................   3,100     47,567
    Nihon Eslead Corp....................................   6,000     94,126
    Nihon Flush Co., Ltd.................................   4,200     89,132
#   Nihon House Holdings Co., Ltd........................  31,500    165,496
#   Nihon Kagaku Sangyo Co., Ltd.........................   9,700    121,649
    Nihon Kohden Corp....................................   8,300    224,340
    Nihon M&A Center, Inc................................  38,800  1,035,377
    Nihon Nohyaku Co., Ltd...............................  38,100    231,766
    Nihon Parkerizing Co., Ltd...........................  42,900    637,322
    Nihon Plast Co., Ltd.................................  14,500    134,192
    Nihon Tokushu Toryo Co., Ltd.........................   9,500    197,421
    Nihon Unisys, Ltd....................................  39,500    911,769
    Nihon Yamamura Glass Co., Ltd........................  79,000    136,989
    Nikkato Corp.........................................   5,800     72,357
    Nikkiso Co., Ltd.....................................  38,900    408,745
    Nikko Co., Ltd.......................................   3,800     91,325
    Nikkon Holdings Co., Ltd.............................  44,600  1,208,870
    Nikon Corp...........................................  14,600    246,462
#   Nippi, Inc...........................................   1,599     56,527
    Nippo Corp...........................................  30,000    564,987
    Nippon Air Conditioning Services Co., Ltd............  16,100    119,954
    Nippon Beet Sugar Manufacturing Co., Ltd.............   9,100    191,051
    Nippon Carbide Industries Co., Inc...................   6,100    108,294
    Nippon Ceramic Co., Ltd..............................   3,500     91,712
    Nippon Chemical Industrial Co., Ltd..................   5,900    228,507
    Nippon Chemi-Con Corp................................  12,500    437,521
    Nippon Chemiphar Co., Ltd............................   1,600     66,354
    Nippon Coke &Engineering Co., Ltd.................... 119,300    126,135
    Nippon Commercial Development Co., Ltd...............   6,700    111,196
    Nippon Concrete Industries Co., Ltd..................  32,000     96,346
#   Nippon Denko Co., Ltd................................  80,065    238,502
    Nippon Densetsu Kogyo Co., Ltd.......................  12,500    257,918
    Nippon Electric Glass Co., Ltd.......................  40,600  1,312,206
    Nippon Express Co., Ltd..............................   9,800    641,498
#   Nippon Filcon Co., Ltd...............................   6,700     36,692
    Nippon Fine Chemical Co., Ltd........................   7,700     95,229
#   Nippon Flour Mills Co., Ltd..........................  41,900    708,797
    Nippon Gas Co., Ltd..................................  17,400    843,580
#   Nippon Hume Corp.....................................  19,200    158,639
    Nippon Kanzai Co., Ltd...............................   4,800     92,446
    Nippon Kayaku Co., Ltd...............................  81,700    931,669
    Nippon Kinzoku Co., Ltd..............................   4,900     89,323
#   Nippon Kodoshi Corp..................................   5,300    143,820
    Nippon Koei Co., Ltd.................................  10,700    294,595
    Nippon Koshuha Steel Co., Ltd........................   6,600     47,149
    Nippon Light Metal Holdings Co., Ltd................. 473,300  1,069,208
    Nippon Paint Holdings Co., Ltd.......................   5,000    218,510
    Nippon Paper Industries Co., Ltd.....................  75,624  1,238,992
    Nippon Parking Development Co., Ltd.................. 100,000    158,338
    Nippon Pillar Packing Co., Ltd.......................  16,400    223,694
    Nippon Piston Ring Co., Ltd..........................   5,800    114,186
    Nippon Road Co., Ltd. (The)..........................   5,100    274,406
    Nippon Seiki Co., Ltd................................  37,800    793,156
    Nippon Seisen Co., Ltd...............................   2,400    102,151
#*  Nippon Sharyo, Ltd...................................  65,000    175,996

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Nippon Sheet Glass Co., Ltd..........................  63,300 $  662,657
    Nippon Shokubai Co., Ltd.............................   6,800    486,169
    Nippon Signal Co., Ltd...............................  40,000    386,473
    Nippon Soda Co., Ltd.................................  93,000    546,406
    Nippon Steel & Sumikin Bussan Corp...................  11,400    585,645
    Nippon Steel & Sumitomo Metal Corp...................  80,906  1,613,529
    Nippon Suisan Kaisha, Ltd............................ 228,500  1,123,853
    Nippon Systemware Co., Ltd...........................   6,100    110,702
    Nippon Thompson Co., Ltd.............................  48,800    357,587
    Nippon Valqua Industries, Ltd........................  12,000    396,241
    Nippon View Hotel Co., Ltd...........................   3,100     38,710
    Nippon Yakin Kogyo Co., Ltd..........................  72,400    243,870
    Nippon Yusen K.K.....................................  71,322  1,375,473
    Nipro Corp...........................................  90,300  1,103,276
    Nishikawa Rubber Co., Ltd............................   1,400     29,496
    Nishimatsu Construction Co., Ltd.....................  45,000  1,287,070
#   Nishimatsuya Chain Co., Ltd..........................  25,900    279,750
    Nishi-Nippon Financial Holdings, Inc................. 104,800  1,252,165
    Nishi-Nippon Railroad Co., Ltd.......................  13,600    358,222
    Nishio Rent All Co., Ltd.............................  16,700    529,737
    Nissan Chemical Corp.................................  10,400    466,248
    Nissan Motor Co., Ltd................................ 331,300  3,133,799
    Nissan Shatai Co., Ltd...............................  53,300    501,805
    Nissan Tokyo Sales Holdings Co., Ltd.................  18,900     58,440
#   Nissei ASB Machine Co., Ltd..........................   4,300    233,120
    Nissei Build Kogyo Co., Ltd..........................  26,400    280,998
    Nissei Plastic Industrial Co., Ltd...................   9,100    103,954
#   Nissha Co., Ltd......................................  14,900    308,619
    Nisshin Fudosan Co...................................  29,400    181,477
    Nisshin Oillio Group, Ltd. (The).....................  21,000    584,053
    Nisshin Steel Co., Ltd...............................  39,640    557,481
    Nisshinbo Holdings, Inc.............................. 105,924  1,165,501
    Nissin Corp..........................................  11,500    264,037
    Nissin Electric Co., Ltd.............................  33,200    287,633
    Nissin Kogyo Co., Ltd................................  32,600    558,730
    Nissin Sugar Co., Ltd................................   9,400    183,089
    Nissui Pharmaceutical Co., Ltd.......................  10,000    123,040
    Nitori Holdings Co., Ltd.............................     800    120,565
    Nitta Corp...........................................   8,100    320,317
    Nitta Gelatin, Inc...................................   7,100     51,604
    Nittan Valve Co., Ltd................................  12,800     40,831
    Nittetsu Mining Co., Ltd.............................   3,800    182,550
    Nitto Boseki Co., Ltd................................  20,200    502,272
    Nitto Denko Corp.....................................   7,600    551,426
    Nitto FC Co., Ltd....................................  17,195    121,084
    Nitto Kogyo Corp.....................................  20,800    357,670
    Nitto Kohki Co., Ltd.................................   5,200    123,185
    Nitto Seiko Co., Ltd.................................  19,500    129,392
    Nittoc Construction Co., Ltd.........................  27,600    175,528
    Nittoku Engineering Co., Ltd.........................   7,700    212,210
    NJS Co., Ltd.........................................   5,300     84,919
    Noda Corp............................................  10,400    109,274
    Noevir Holdings Co., Ltd.............................   3,300    217,128
    NOF Corp.............................................  38,700  1,275,457
    Nohmi Bosai, Ltd.....................................  12,400    247,900
    Nojima Corp..........................................  18,600    382,116
    NOK Corp.............................................  44,200    888,560
    Nomura Co., Ltd......................................  15,100    322,362
    Nomura Holdings, Inc................................. 241,700  1,145,997

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
#   Nomura Holdings, Inc., Sponsored ADR.................  13,920 $   65,842
    Nomura Real Estate Holdings, Inc.....................  47,600  1,039,002
    Nomura Research Institute, Ltd.......................   5,082    244,228
    Noritake Co., Ltd....................................   8,000    437,592
#   Noritsu Koki Co., Ltd................................  14,400    274,050
    Noritz Corp..........................................  24,600    414,516
    North Pacific Bank, Ltd.............................. 236,600    851,865
    Nozawa Corp..........................................   4,600     51,085
    NS Solutions Corp....................................   9,800    258,972
    NS United Kaiun Kaisha, Ltd..........................   7,400    153,460
    NSD Co., Ltd.........................................  12,940    278,284
    NSK, Ltd.............................................  43,100    470,729
    NTN Corp............................................. 341,400  1,507,140
    NTT Data Corp........................................  21,000    239,205
    NTT DOCOMO, Inc......................................  49,672  1,278,802
    NTT Urban Development Corp...........................   8,000     82,669
    NuFlare Technology, Inc..............................   3,100    190,787
    OAK Capital Corp.....................................  40,800     75,905
    Obara Group, Inc.....................................   6,600    388,578
    Obayashi Corp........................................  45,300    472,940
    Obic Co., Ltd........................................   2,700    231,950
    Odelic Co., Ltd......................................   3,200    125,325
    Oenon Holdings, Inc..................................  45,000    183,759
    Ogaki Kyoritsu Bank, Ltd. (The)......................  28,800    753,981
    Ohashi Technica, Inc.................................   7,200    113,733
    Ohmoto Gumi Co., Ltd.................................     700     33,427
    Ohsho Food Service Corp..............................   4,700    279,151
#   OIE Sangyo Co., Ltd..................................   1,187     15,581
    Oiles Corp...........................................  11,116    229,182
*   Oisix.ra daichi, Inc.................................   1,600     30,460
    Oita Bank, Ltd. (The)................................   8,200    289,515
    Oji Holdings Corp.................................... 298,000  1,768,204
    Okabe Co., Ltd.......................................  29,900    293,671
    Okamoto Industries, Inc..............................  28,000    321,860
    Okamoto Machine Tool Works, Ltd......................   3,700    122,581
    Okamura Corp.........................................  33,300    480,549
    Okasan Securities Group, Inc......................... 126,000    601,465
    Oki Electric Industry Co., Ltd.......................  40,400    493,963
    Okinawa Cellular Telephone Co........................   6,400    245,378
    Okinawa Electric Power Co., Inc. (The)...............  10,621    231,364
    OKK Corp.............................................   6,300     63,444
    OKUMA Corp...........................................  14,000    790,528
    Okumura Corp.........................................  21,600    709,949
    Okura Industrial Co., Ltd............................   6,200    144,960
    Okuwa Co., Ltd.......................................  19,000    191,124
#   Olympic Group Corp...................................   2,300     18,611
    Olympus Corp.........................................   3,600    146,148
    Omron Corp...........................................   9,700    439,009
    ONO Sokki Co., Ltd...................................   7,500     57,395
#   Onoken Co., Ltd......................................  13,800    237,589
    Onward Holdings Co., Ltd.............................  93,600    637,411
    Ootoya Holdings Co., Ltd.............................   2,200     43,458
    Open House Co., Ltd..................................   9,800    537,377
#   OPT Holding, Inc.....................................   7,300    159,642
#   Optex Group Co., Ltd.................................  11,800    347,646
    Oracle Corp..........................................   1,000     83,935
    Organo Corp..........................................   6,800    177,142
#   Orient Corp.......................................... 181,000    252,877
    Origin Electric Co., Ltd.............................   4,200     85,824

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    ORIX Corp............................................ 165,500 $2,680,684
    Osaka Organic Chemical Industry, Ltd.................  12,000    160,291
    Osaka Soda Co., Ltd..................................   9,200    272,926
    Osaka Steel Co., Ltd.................................  10,800    200,390
    OSAKA Titanium Technologies Co., Ltd.................  14,900    215,240
    Osaki Electric Co., Ltd..............................  32,000    232,366
    OSG Corp.............................................  33,900    762,751
    OSJB Holdings Corp...................................  83,000    205,319
    Otsuka Corp..........................................   6,200    241,818
#   Otsuka Kagu, Ltd.....................................  11,900     40,186
    OUG Holdings, Inc....................................   1,500     37,716
    Outsourcing, Inc.....................................  37,300    804,702
    Oyo Corp.............................................  19,500    243,455
    Pacific Industrial Co., Ltd..........................  34,400    564,118
#*  Pacific Metals Co., Ltd..............................  11,099    319,937
    Pack Corp. (The).....................................   8,300    264,113
    PAL GROUP Holdings Co., Ltd..........................   9,300    219,220
    PALTAC Corp..........................................  14,350    758,521
#   Paltek Corp..........................................   7,400     37,632
    Panasonic Corp.......................................  88,423  1,136,157
    Panasonic Corp., Sponsored ADR.......................  26,580    341,021
    Paraca, Inc..........................................   3,600     86,308
    Paramount Bed Holdings Co., Ltd......................   7,900    334,678
    Parco Co., Ltd.......................................  14,506    164,599
    Paris Miki Holdings, Inc.............................  15,600     69,475
    Park24 Co., Ltd......................................   6,800    190,814
    Parker Corp..........................................   6,000     29,647
*   Pasco Corp...........................................  13,000     33,267
#   Pasona Group, Inc....................................  11,100    189,220
    PC Depot Corp........................................  21,700    105,283
    Pegasus Sewing Machine Manufacturing Co., Ltd........  14,400    132,395
    Penta-Ocean Construction Co., Ltd.................... 154,600    974,121
    PIA Corp.............................................   2,600    128,086
    Pigeon Corp..........................................   8,400    404,352
    Pilot Corp...........................................  12,400    715,905
    Piolax, Inc..........................................  15,600    379,125
#*  Pioneer Corp......................................... 276,400    376,207
    Plant Co., Ltd.......................................   1,500     18,145
#   Plenus Co., Ltd......................................  13,700    221,498
    Pola Orbis Holdings, Inc.............................   4,800    186,011
    Poletowin Pitcrew Holdings, Inc......................   7,600    180,828
    Press Kogyo Co., Ltd.................................  66,900    422,786
    Pressance Corp.......................................  32,400    493,174
    Prestige International, Inc..........................  22,800    265,982
    Prima Meat Packers, Ltd..............................  99,000    497,773
    Pronexus, Inc........................................   6,000     70,002
#   Prospect Co., Ltd.................................... 441,000    185,697
    Proto Corp...........................................   8,600    105,804
    PS Mitsubishi Construction Co., Ltd..................  23,600    127,984
    Punch Industry Co., Ltd..............................  15,000    144,283
    Qol Co., Ltd.........................................  16,300    268,513
    Quick Co., Ltd.......................................   5,300     84,895
    Raito Kogyo Co., Ltd.................................  34,800    381,788
    Rakuten, Inc.........................................  10,600     74,725
    Rasa Corp............................................   5,700     51,087
    Rasa Industries, Ltd.................................   6,400    163,988
    Raysum Co., Ltd......................................  15,000    234,855
    Relia, Inc...........................................  12,400    179,421
    Relo Group, Inc......................................  29,000    785,521

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Renaissance, Inc.....................................   6,300 $  136,062
    Renesas Easton Co., Ltd..............................  15,700     77,518
    Rengo Co., Ltd....................................... 143,100  1,308,619
#*  Renown, Inc..........................................  44,300     54,869
    Resona Holdings, Inc................................. 168,100    956,106
    Resorttrust, Inc.....................................  23,100    423,706
#   Retail Partners Co., Ltd.............................   5,300     72,614
    Rheon Automatic Machinery Co., Ltd...................  12,800    214,812
    Rhythm Watch Co., Ltd................................   5,400    101,232
    Riberesute Corp......................................  10,100     84,712
    Ricoh Co., Ltd....................................... 145,800  1,423,385
    Ricoh Leasing Co., Ltd...............................  12,300    402,319
    Ride On Express Holdings Co., Ltd....................   4,500     69,160
#   Right On Co., Ltd....................................  11,600    113,375
    Riken Corp...........................................   6,700    367,036
    Riken Keiki Co., Ltd.................................   9,500    205,846
    Riken Technos Corp...................................  27,700    140,793
    Riken Vitamin Co., Ltd...............................   5,300    201,468
#   Ringer Hut Co., Ltd..................................   9,500    203,555
    Rinnai Corp..........................................   1,400    121,248
    Rion Co., Ltd........................................   7,200    162,370
    Riso Kagaku Corp.....................................  12,900    268,096
    Riso Kyoiku Co., Ltd.................................  16,600    129,216
    Rock Field Co., Ltd..................................   9,100    149,816
    Rohm Co., Ltd........................................   1,300    110,803
    Rohto Pharmaceutical Co., Ltd........................  17,400    523,290
    Rokko Butter Co., Ltd................................  12,100    251,384
    Roland DG Corp.......................................  10,200    238,363
#   Rorze Corp...........................................   9,300    190,217
    Round One Corp.......................................  53,500    796,620
    Royal Holdings Co., Ltd..............................  11,900    314,760
*   RVH, Inc.............................................  13,000     37,732
    Ryobi, Ltd...........................................  19,200    641,801
    Ryoden Corp..........................................  12,500    197,157
    Ryohin Keikaku Co., Ltd..............................   1,500    481,446
    Ryosan Co., Ltd......................................  10,600    400,567
#   Ryoyo Electro Corp...................................  16,900    271,924
    S Foods, Inc.........................................   7,200    283,244
#   S&B Foods, Inc.......................................   1,300    117,669
    Sac's Bar Holdings, Inc..............................  12,150    105,696
    Saibu Gas Co., Ltd...................................   7,200    191,221
#   Saizeriya Co., Ltd...................................  21,000    435,185
    Sakai Chemical Industry Co., Ltd.....................  12,200    341,983
    Sakai Heavy Industries, Ltd..........................   3,400    114,514
    Sakai Moving Service Co., Ltd........................   5,000    264,609
    Sakai Ovex Co., Ltd..................................   4,500    103,239
    Sakata INX Corp......................................  28,500    410,640
    Sala Corp............................................  44,000    278,227
    SAMTY Co., Ltd.......................................  16,000    283,122
    San Holdings, Inc....................................   2,800     61,182
*   San ju San Financial Group, Inc......................  15,760    303,884
    San-A Co., Ltd.......................................   9,900    455,226
    San-Ai Oil Co., Ltd..................................  44,300    568,581
*   Sanden Holdings Corp.................................  15,600    207,145
    Sanei Architecture Planning Co., Ltd.................   7,000    124,138
    Sangetsu Corp........................................  23,400    449,864
    San-In Godo Bank, Ltd. (The)......................... 113,300  1,064,557
#*  Sanix, Inc...........................................  10,700     35,491
    Sanken Electric Co., Ltd............................. 114,000    620,201

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Sanki Engineering Co., Ltd...........................  35,400 $  363,491
#   Sanko Gosei, Ltd.....................................  14,300     63,634
    Sanko Metal Industrial Co., Ltd......................   1,700     54,018
    Sankyo Co., Ltd......................................  10,900    429,537
    Sankyo Frontier Co., Ltd.............................   1,000     30,320
    Sankyo Seiko Co., Ltd................................  25,800    111,369
    Sankyo Tateyama, Inc.................................  17,800    226,103
    Sankyu, Inc..........................................  26,000  1,370,225
    Sanoh Industrial Co., Ltd............................  23,200    151,363
    Sanoyas Holdings Corp................................  14,700     29,167
#   Sansei Technologies, Inc.............................   3,600     52,706
    Sansha Electric Manufacturing Co., Ltd...............  10,000    120,792
    Sanshin Electronics Co., Ltd.........................  19,600    342,971
    Santen Pharmaceutical Co., Ltd.......................   8,500    142,175
    Sanwa Holdings Corp..................................  53,000    602,824
    Sanyo Chemical Industries, Ltd.......................   9,400    435,374
    Sanyo Denki Co., Ltd.................................   6,800    372,628
    Sanyo Electric Railway Co., Ltd......................   4,400    108,797
#   Sanyo Engineering & Construction, Inc................   4,000     32,035
    Sanyo Housing Nagoya Co., Ltd........................   8,000     86,719
#   Sanyo Shokai, Ltd....................................   8,237    150,174
#   Sanyo Special Steel Co., Ltd.........................  16,400    424,860
    Sanyo Trading Co., Ltd...............................   9,600    177,690
    Sapporo Holdings, Ltd................................  46,100  1,115,090
    Sata Construction Co., Ltd...........................  11,300     48,013
    Sato Holdings Corp...................................  11,900    348,358
    Sato Shoji Corp......................................   8,900    105,267
#   Satori Electric Co., Ltd.............................  13,000    107,220
    Sawada Holdings Co., Ltd.............................  16,200    146,067
    Sawai Pharmaceutical Co., Ltd........................  27,300  1,290,621
    Saxa Holdings, Inc...................................   4,800    102,557
    SBI Holdings, Inc....................................  74,150  2,024,236
    SBS Holdings, Inc....................................  16,500    196,788
    Scala, Inc...........................................  13,400    129,125
    SCREEN Holdings Co., Ltd.............................   9,600    700,379
    Scroll Corp..........................................  25,900    134,846
    SCSK Corp............................................   1,655     78,255
    SEC Carbon, Ltd......................................   1,300    142,591
    Secom Co., Ltd.......................................   4,900    374,519
    Secom Joshinetsu Co., Ltd............................   1,200     37,600
    Sega Sammy Holdings, Inc.............................  12,200    194,657
    Seibu Electric Industry Co., Ltd.....................   2,600     89,811
    Seibu Holdings, Inc..................................   7,600    128,252
    Seika Corp...........................................   7,000    149,265
    Seikagaku Corp.......................................   1,700     23,348
*   Seikitokyu Kogyo Co., Ltd............................  26,000    170,824
    Seiko Epson Corp.....................................  30,800    556,022
    Seiko Holdings Corp..................................  23,000    505,956
    Seiko PMC Corp.......................................   4,600     43,777
    Seikoh Giken Co., Ltd................................     800     12,660
    Seino Holdings Co., Ltd..............................  47,500    829,612
    Seiren Co., Ltd......................................  27,500    493,680
    Sekisui Chemical Co., Ltd............................  32,000    572,757
#   Sekisui House, Ltd...................................  60,940  1,038,752
    Sekisui Jushi Corp...................................  14,300    257,749
    Sekisui Plastics Co., Ltd............................  18,900    174,039
    Senko Group Holdings Co., Ltd........................  77,700    611,513
    Senshu Electric Co., Ltd.............................   6,000    179,743
    Senshu Ikeda Holdings, Inc........................... 200,440    712,700

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
#*  Senshukai Co., Ltd...................................  24,700 $  116,498
    Septeni Holdings Co., Ltd............................  26,100     42,113
#   Seria Co., Ltd.......................................  11,600    532,960
    Seven & I Holdings Co., Ltd..........................  20,800    849,469
    Seven Bank, Ltd......................................  77,600    234,896
    SFP Holdings Co., Ltd................................   6,700    111,421
#   Sharp Corp...........................................   4,300     99,974
    Shibaura Electronics Co., Ltd........................   5,300    224,855
    Shibaura Mechatronics Corp...........................  27,000     93,145
    Shibusawa Warehouse Co., Ltd. (The)..................   6,000     89,686
    Shibuya Corp.........................................   7,000    225,137
#   Shidax Corp..........................................   6,800     24,902
#   Shiga Bank, Ltd. (The)............................... 168,108    891,128
    Shikibo, Ltd.........................................   9,100    107,646
    Shikoku Bank, Ltd. (The).............................  26,200    336,708
    Shikoku Chemicals Corp...............................  24,600    351,466
    Shikoku Electric Power Co., Inc......................  21,700    290,036
    Shima Seiki Manufacturing, Ltd.......................   5,800    315,455
    Shimachu Co., Ltd....................................  33,500  1,064,612
    Shimadzu Corp........................................  16,000    456,278
    Shimamura Co., Ltd...................................   4,400    411,736
    Shimane Bank, Ltd. (The).............................   2,600     29,347
    Shimano, Inc.........................................     400     57,683
#   Shimizu Bank, Ltd. (The).............................   6,200    119,087
    Shimizu Corp.........................................  42,000    439,589
    Shimojima Co., Ltd...................................   3,900     39,018
    Shin Nippon Air Technologies Co., Ltd................   9,600    139,304
*   Shin Nippon Biomedical Laboratories, Ltd.............  20,900     93,782
    Shinagawa Refractories Co., Ltd......................   4,300    168,464
    Shindengen Electric Manufacturing Co., Ltd...........   6,300    300,172
    Shin-Etsu Chemical Co., Ltd..........................   9,900  1,001,500
    Shin-Etsu Polymer Co., Ltd...........................  23,600    212,765
#*  Shinkawa, Ltd........................................  15,200    121,406
    Shin-Keisei Electric Railway Co., Ltd................   1,000     19,471
    Shinko Electric Industries Co., Ltd..................  56,500    541,596
    Shinko Plantech Co., Ltd.............................  33,600    317,120
    Shinko Shoji Co., Ltd................................  18,100    272,653
    Shinmaywa Industries, Ltd............................  64,100    775,907
    Shinnihon Corp.......................................  20,800    263,401
    Shinoken Group Co., Ltd..............................  21,800    384,579
    Shinsei Bank, Ltd....................................  37,400    589,052
    Shinsho Corp.........................................   4,800    140,711
    Shinwa Co., Ltd......................................   5,300    117,224
    Ship Healthcare Holdings, Inc........................  19,800    769,899
#   Shizuki Electric Co., Inc............................  12,600     90,869
    Shizuoka Bank, Ltd. (The)............................  84,000    776,371
    Shizuoka Gas Co., Ltd................................  45,400    423,501
    Shobunsha Publications, Inc..........................  10,700     70,504
#   Shoei Co., Ltd.......................................   5,800    248,227
    Shoei Foods Corp.....................................   8,500    294,535
    Shofu, Inc...........................................   6,100     74,553
*   Shoko Co., Ltd.......................................   4,400     35,830
    Showa Aircraft Industry Co., Ltd.....................   3,922     41,394
    Showa Corp...........................................  39,900    671,073
    Showa Denko K.K......................................  64,100  3,057,318
    Showa Sangyo Co., Ltd................................  13,400    353,260
    Showa Shell Sekiyu K.K...............................  48,600    797,644
    Sigma Koki Co., Ltd..................................   3,400     60,641
#   Siix Corp............................................  18,800    429,663

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Sinanen Holdings Co., Ltd............................   6,400 $  158,668
#   Sinfonia Technology Co., Ltd.........................  89,000    311,673
    Sinko Industries, Ltd................................  12,400    228,562
    Sintokogio, Ltd......................................  34,000    314,701
    SK-Electronics Co., Ltd..............................   7,500    125,608
    SKY Perfect JSAT Holdings, Inc....................... 113,700    542,891
#   Skylark Holdings Co., Ltd............................  13,000    189,070
    SMC Corp.............................................     400    135,543
    SMK Corp.............................................  34,000     96,931
#   SMS Co., Ltd.........................................  30,600    622,868
    SNT Corp.............................................  16,400     64,912
    Sodick Co., Ltd......................................  35,900    327,853
    Soft99 Corp..........................................   6,500     67,320
    SoftBank Group Corp..................................   1,200    100,227
#   Softbank Technology Corp.............................   4,600     82,073
    Softbrain Co., Ltd...................................  10,100     42,753
#   Software Service, Inc................................   1,300     92,659
    Sogo Medical Co., Ltd................................  16,400    323,426
    Sohgo Security Services Co., Ltd.....................   8,000    366,947
    Sojitz Corp.......................................... 479,800  1,741,999
    Soken Chemical & Engineering Co., Ltd................   6,500    118,666
    Sompo Holdings, Inc..................................  27,850  1,131,939
    Sony Corp............................................  26,100  1,402,792
    Sony Corp., Sponsored ADR............................  57,811  3,122,950
    Sony Financial Holdings, Inc.........................   8,700    167,183
    Sotetsu Holdings, Inc................................   6,000    185,645
    Sotoh Co., Ltd.......................................   4,900     44,646
#   Sourcenext Corp......................................  16,200    124,140
    Space Co., Ltd.......................................   9,300    118,681
    Sparx Group Co., Ltd.................................  46,900    110,179
    SPK Corp.............................................   2,182     52,673
    Square Enix Holdings Co., Ltd........................   7,700    364,050
    SRA Holdings.........................................   7,400    214,955
#   Srg Takamiya Co., Ltd................................  15,500     98,722
    St Marc Holdings Co., Ltd............................  12,900    314,089
    Stanley Electric Co., Ltd............................  12,600    443,140
    Star Mica Co., Ltd...................................   2,800     56,834
    Star Micronics Co., Ltd..............................   9,900    178,226
    Start Today Co., Ltd.................................  14,100    567,123
    Starts Corp., Inc....................................  16,300    378,036
    Starzen Co., Ltd.....................................   5,000    266,570
    Stella Chemifa Corp..................................   8,600    268,054
    Step Co., Ltd........................................   4,500     65,093
#   Strike Co., Ltd......................................   2,400     80,232
    Studio Alice Co., Ltd................................   7,800    179,993
    Subaru Corp..........................................   5,800    169,507
#   Subaru Enterprise Co., Ltd...........................   1,200     66,365
    Sugi Holdings Co., Ltd...............................   2,200    118,049
    Sugimoto & Co., Ltd..................................   6,800    118,941
    SUMCO Corp...........................................  55,900  1,196,078
#   Sumida Corp..........................................  24,200    260,964
    Suminoe Textile Co., Ltd.............................   4,300    119,278
    Sumiseki Holdings, Inc...............................  38,800     50,474
    Sumitomo Bakelite Co., Ltd........................... 113,000  1,142,722
    Sumitomo Chemical Co., Ltd........................... 458,000  2,637,497
    Sumitomo Corp........................................  77,400  1,274,525
    Sumitomo Dainippon Pharma Co., Ltd...................  10,000    194,064
    Sumitomo Densetsu Co., Ltd...........................  12,900    223,337
    Sumitomo Electric Industries, Ltd.................... 164,900  2,536,680

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Sumitomo Forestry Co., Ltd...........................  61,400 $1,002,656
    Sumitomo Heavy Industries, Ltd.......................  42,700  1,487,613
    Sumitomo Metal Mining Co., Ltd.......................   6,700    240,843
    Sumitomo Mitsui Construction Co., Ltd................ 156,960  1,230,777
    Sumitomo Mitsui Financial Group, Inc.................  97,741  3,879,118
    Sumitomo Mitsui Trust Holdings, Inc..................  23,800    945,375
    Sumitomo Osaka Cement Co., Ltd....................... 299,000  1,425,677
    Sumitomo Precision Products Co., Ltd.................  20,000     67,264
    Sumitomo Realty & Development Co., Ltd...............   6,000    219,836
    Sumitomo Riko Co., Ltd...............................  31,600    353,241
    Sumitomo Rubber Industries, Ltd......................  82,053  1,359,908
    Sumitomo Seika Chemicals Co., Ltd....................   8,600    429,682
    Sumitomo Warehouse Co., Ltd. (The)...................  94,000    607,655
    Sun A Kaken Co., Ltd.................................   2,300     13,220
    Sun Corp.............................................  12,300     70,977
    Sun Frontier Fudousan Co., Ltd.......................  27,500    330,962
    Suncall Corp.........................................  12,300     78,153
    Sundrug Co., Ltd.....................................   3,200    128,169
    Suntory Beverage & Food, Ltd.........................   1,200     51,049
    Sun-Wa Technos Corp..................................   6,200     87,173
    Suruga Bank, Ltd.....................................  14,400    129,019
    Suzuden Corp.........................................   1,400     19,434
    Suzuken Co., Ltd.....................................   5,460    239,097
    Suzuki Co., Ltd......................................   7,300     60,725
    Suzuki Motor Corp....................................  13,800    811,687
    SWCC Showa Holdings Co., Ltd.........................  19,500    127,564
    Systena Corp.........................................  30,000    366,883
    T Hasegawa Co., Ltd..................................  16,800    365,345
    T RAD Co., Ltd.......................................   5,900    171,340
    T&D Holdings, Inc....................................  90,400  1,350,763
    T&K Toka Co., Ltd....................................  15,600    179,806
    Tachibana Eletech Co., Ltd...........................  12,020    208,884
    Tachikawa Corp.......................................   8,200    100,439
    Tachi-S Co., Ltd.....................................  23,900    401,294
    Tadano, Ltd..........................................  50,700    661,005
    Taihei Dengyo Kaisha, Ltd............................  11,500    296,640
    Taiheiyo Cement Corp.................................  49,567  1,566,223
    Taiheiyo Kouhatsu, Inc...............................   6,300     55,447
    Taiho Kogyo Co., Ltd.................................  13,600    152,945
    Taikisha, Ltd........................................  10,000    290,200
    Taiko Bank, Ltd. (The)...............................   5,600    113,936
    Taisei Corp..........................................   9,000    500,527
    Taisei Lamick Co., Ltd...............................   4,500    126,559
    Taisho Pharmaceutical Holdings Co., Ltd..............     800     90,624
    Taiyo Holdings Co., Ltd..............................   4,500    194,206
    Taiyo Nippon Sanso Corp..............................  25,000    384,015
#   Taiyo Yuden Co., Ltd.................................  78,900  2,359,759
    Takachiho Koheki Co., Ltd............................   5,500     58,724
    Takamatsu Construction Group Co., Ltd................   6,200    186,087
    Takano Co., Ltd......................................   4,800     47,076
    Takaoka Toko Co., Ltd................................   8,664    136,398
    Takara Holdings, Inc.................................  39,600    462,685
    Takara Leben Co., Ltd................................  80,400    273,684
    Takara Printing Co., Ltd.............................   2,800     47,894
    Takara Standard Co., Ltd.............................  29,400    522,604
    Takasago International Corp..........................  10,100    345,676
    Takasago Thermal Engineering Co., Ltd................  22,200    436,250
    Takashima & Co., Ltd.................................   2,600     49,661
    Takashimaya Co., Ltd................................. 128,000  1,072,000

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
#   Take And Give Needs Co., Ltd.........................   9,470 $  141,223
    TAKEBISHI Corp.......................................   4,900     74,757
#   Takeda Pharmaceutical Co., Ltd.......................  10,200    430,673
    Takeei Corp..........................................  17,000    159,024
    Takeuchi Manufacturing Co., Ltd......................  24,300    569,287
    Taki Chemical Co., Ltd...............................   1,100     46,735
    Takihyo Co., Ltd.....................................   3,400     71,500
    Takisawa Machine Tool Co., Ltd.......................   5,000     81,350
    Takuma Co., Ltd......................................  48,900    599,433
#   Tama Home Co., Ltd...................................  14,600    138,638
    Tamron Co., Ltd......................................  11,700    220,360
    Tamura Corp..........................................  49,100    325,678
    TANABE ENGINEERING Corp..............................   3,100     28,022
    Tanseisha Co., Ltd...................................  13,650    167,859
    Tatsuta Electric Wire and Cable Co., Ltd.............  31,000    176,430
    Tayca Corp...........................................  11,500    240,844
    Tazmo Co., Ltd.......................................   3,400     48,101
    Tbk Co., Ltd.........................................  14,600     66,946
    TDC Soft, Inc........................................   3,300     48,637
    TDK Corp.............................................  14,200  1,521,344
#*  Teac Corp............................................  23,000      8,437
    TechMatrix Corp......................................   7,600    154,569
    Techno Medica Co., Ltd...............................   1,800     34,092
    Techno Ryowa, Ltd....................................   7,000     57,884
    TechnoPro Holdings, Inc..............................  16,700  1,059,985
    Tecnos Japan, Inc....................................   7,800     68,401
    Teijin, Ltd..........................................  93,400  1,744,441
    Teikoku Sen-I Co., Ltd...............................   9,300    199,686
    Teikoku Tsushin Kogyo Co., Ltd.......................   5,200     58,972
    Tekken Corp..........................................   8,700    226,420
    Tenma Corp...........................................  11,900    216,713
    Tenox Corp...........................................   2,700     24,759
#   Tenpos Holdings Co., Ltd.............................   2,200     42,816
    Teraoka Seisakusho Co., Ltd..........................   8,000     53,797
    T-Gaia Corp..........................................   8,700    210,454
    THK Co., Ltd.........................................  24,400    664,658
    Tigers Polymer Corp..................................   8,200     56,889
    TIS, Inc.............................................  34,600  1,661,634
    TKC Corp.............................................   9,700    361,517
    Toa Corp. (6894434)..................................  16,300    167,582
    Toa Corp. (6894508)..................................  12,300    319,088
    Toa Oil Co., Ltd.....................................  53,000    113,011
    TOA ROAD Corp........................................   3,100    106,287
#   Toabo Corp...........................................   3,800     18,927
    Toagosei Co., Ltd....................................  84,400    988,961
    Tobishima Corp....................................... 151,500    275,731
    Tobu Store Co., Ltd..................................   1,900     56,631
    TOC Co., Ltd.........................................  30,500    226,890
    Tocalo Co., Ltd......................................  42,300    484,773
    Tochigi Bank, Ltd. (The).............................  51,000    188,306
    Toda Corp............................................ 163,600  1,432,662
    Toda Kogyo Corp......................................   3,100     88,201
    Toei Animation Co., Ltd..............................   4,500    161,551
    Toei Co., Ltd........................................   3,800    398,603
    Toell Co., Ltd.......................................   1,700     15,135
    Toenec Corp..........................................   6,300    186,697
#   Togami Electric Manufacturing Co., Ltd...............   2,000     33,297
    Toho Bank, Ltd. (The)................................ 151,700    603,487
    Toho Co., Ltd........................................   4,900    146,311

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Toho Co., Ltd........................................   5,000 $  103,669
    Toho Gas Co., Ltd....................................   4,600    157,151
    Toho Holdings Co., Ltd...............................  36,100    889,150
#   Toho Titanium Co., Ltd...............................  25,000    274,145
    Toho Zinc Co., Ltd...................................  12,100    448,010
    Tohoku Bank, Ltd. (The)..............................   7,400     93,619
    Tohoku Steel Co., Ltd................................   1,900     26,038
    Tohokushinsha Film Corp..............................   1,800     11,710
    Tohto Suisan Co., Ltd................................   1,600     28,945
#   Tokai Carbon Co., Ltd................................  44,100    809,237
    Tokai Corp...........................................  13,100    286,990
    TOKAI Holdings Corp..................................  56,600    559,976
    Tokai Lease Co., Ltd.................................     500      9,311
    Tokai Rika Co., Ltd..................................  44,100    915,920
    Tokai Tokyo Financial Holdings, Inc.................. 100,900    581,165
    Token Corp...........................................   5,320    410,187
    Tokio Marine Holdings, Inc...........................  49,516  2,355,769
    Tokushu Tokai Paper Co., Ltd.........................   7,100    274,849
    Tokuyama Corp........................................  35,600  1,126,145
    Tokyo Broadcasting System Holdings, Inc..............  13,500    280,000
    Tokyo Century Corp...................................  13,000    710,507
    Tokyo Dome Corp......................................  73,200    613,284
    Tokyo Electron Device, Ltd...........................   5,000     95,383
    Tokyo Energy & Systems, Inc..........................  17,000    185,824
#   Tokyo Individualized Educational Institute, Inc......   8,200     86,576
    Tokyo Keiki, Inc.....................................   8,400     88,367
    Tokyo Kiraboshi Financial Group, Inc.................  22,687    522,548
    Tokyo Ohka Kogyo Co., Ltd............................  17,300    627,832
    Tokyo Printing Ink Manufacturing Co., Ltd............   1,100     27,636
    Tokyo Radiator Manufacturing Co., Ltd................   4,000     33,621
    Tokyo Rakutenchi Co., Ltd............................   1,300     57,907
#   Tokyo Rope Manufacturing Co., Ltd....................   9,700    155,888
    Tokyo Sangyo Co., Ltd................................  14,200     90,283
    Tokyo Seimitsu Co., Ltd..............................  15,600    529,550
#   Tokyo Steel Manufacturing Co., Ltd...................  50,700    434,971
    Tokyo Tatemono Co., Ltd..............................  72,200    972,117
    Tokyo Tekko Co., Ltd.................................   4,800     75,350
    Tokyo Theatres Co., Inc..............................   5,100     65,281
    Tokyotokeiba Co., Ltd................................   7,500    303,850
    Tokyu Construction Co., Ltd..........................  64,030    646,467
    Tokyu Fudosan Holdings Corp.......................... 255,982  1,740,022
    Tokyu Recreation Co., Ltd............................   1,971     85,215
    Toli Corp............................................  35,000    113,227
    Tomato Bank, Ltd.....................................   6,200     84,947
    Tomen Devices Corp...................................   1,600     41,040
    Tomoe Corp...........................................  20,300     86,375
    Tomoe Engineering Co., Ltd...........................   6,200    132,794
    Tomoegawa Co., Ltd...................................  17,000     42,222
    Tomoku Co., Ltd......................................   8,000    148,191
    TOMONY Holdings, Inc................................. 113,900    512,341
    Tomy Co., Ltd........................................  82,000    680,445
    Tonami Holdings Co., Ltd.............................   4,000    236,315
    Topcon Corp..........................................  50,000    867,067
    Toppan Forms Co., Ltd................................  39,000    397,109
    Toppan Printing Co., Ltd.............................  86,000    661,709
    Topre Corp...........................................  23,600    621,096
    Topy Industries, Ltd.................................  12,400    340,273
    Toray Industries, Inc................................  53,000    410,740
    Torex Semiconductor, Ltd.............................   6,100     78,198

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
JAPAN -- (Continued)
    Toridoll Holdings Corp............................... 11,300 $  251,167
    Torigoe Co., Ltd. (The)..............................  9,800     88,083
    Torii Pharmaceutical Co., Ltd........................ 11,300    272,968
    Torishima Pump Manufacturing Co., Ltd................ 14,500    132,013
    Tosei Corp........................................... 26,900    264,810
*   Toshiba Corp......................................... 52,000    158,897
    Toshiba Machine Co., Ltd............................. 33,000    161,743
    Toshiba Plant Systems & Services Corp................  2,500     55,339
    Toshiba TEC Corp..................................... 83,000    483,514
    Tosho Co., Ltd.......................................  7,100    253,608
#   Tosho Printing Co., Ltd.............................. 15,000    131,919
    Tosoh Corp........................................... 90,500  1,478,152
    Totetsu Kogyo Co., Ltd............................... 15,970    484,543
    TOTO, Ltd............................................  7,499    350,459
    Tottori Bank, Ltd. (The).............................  5,400     80,821
    Toukei Computer Co., Ltd.............................  2,100     58,316
#   Tow Co., Ltd......................................... 11,700     84,564
    Towa Bank, Ltd. (The)................................ 28,000    299,864
    Towa Corp............................................ 18,000    177,346
    Towa Pharmaceutical Co., Ltd.........................  6,000    333,749
    Toyo Construction Co., Ltd........................... 63,500    271,650
    Toyo Corp............................................ 17,700    146,570
#   Toyo Denki Seizo K.K.................................  4,800     72,833
#*  Toyo Engineering Corp................................ 23,299    150,750
    Toyo Ink SC Holdings Co., Ltd........................ 28,600    783,142
    Toyo Kanetsu K.K.....................................  6,100    208,745
#   Toyo Machinery & Metal Co., Ltd...................... 12,000     82,977
    Toyo Securities Co., Ltd............................. 44,000     99,159
    Toyo Seikan Group Holdings, Ltd...................... 63,100  1,163,619
    Toyo Sugar Refining Co., Ltd.........................    800      9,125
    Toyo Suisan Kaisha, Ltd..............................  4,400    159,260
    Toyo Tanso Co., Ltd..................................  7,500    215,281
#   Toyo Tire & Rubber Co., Ltd.......................... 82,700  1,307,588
    Toyo Wharf & Warehouse Co., Ltd......................  3,700     57,850
    Toyobo Co., Ltd...................................... 67,800  1,147,659
    Toyoda Gosei Co., Ltd................................ 36,100    916,028
    Toyota Boshoku Corp.................................. 17,000    316,142
    Toyota Industries Corp...............................  8,300    469,806
    Toyota Motor Corp., Sponsored ADR.................... 36,827  4,855,272
    Toyota Motor Corp.................................... 73,263  4,815,656
    Toyota Tsusho Corp................................... 34,000  1,162,227
    TPR Co., Ltd......................................... 18,500    469,949
    Trancom Co., Ltd.....................................  5,500    404,239
    Transcosmos, Inc.....................................  5,500    142,142
    Trend Micro, Inc.....................................  4,200    248,164
    Trinity Industrial Corp..............................  1,800     11,465
#   Trusco Nakayama Corp................................. 24,100    608,911
    Trust Tech, Inc......................................  4,500    186,302
    TS Tech Co., Ltd..................................... 34,400  1,419,944
    TSI Holdings Co., Ltd................................ 51,305    366,326
    Tsubakimoto Chain Co................................. 99,000    911,805
    Tsubakimoto Kogyo Co., Ltd...........................  2,900     97,500
#*  Tsudakoma Corp.......................................  4,000     72,857
    Tsugami Corp......................................... 35,000    337,623
    Tsukada Global Holdings, Inc.........................  9,800     56,064
    Tsukamoto Corp. Co., Ltd.............................    300      3,284
    Tsukishima Kikai Co., Ltd............................ 16,800    226,210
    Tsukuba Bank, Ltd.................................... 66,900    170,065
    Tsukui Corp.......................................... 32,300    292,924

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
JAPAN -- (Continued)
    Tsumura & Co.........................................  8,000 $  260,171
    Tsuruha Holdings, Inc................................  2,200    270,630
    Tsurumi Manufacturing Co., Ltd....................... 12,300    237,766
    Tsutsumi Jewelry Co., Ltd............................  4,900     84,814
    TV Asahi Holdings Corp............................... 16,800    336,407
    Tv Tokyo Holdings Corp...............................  9,800    273,449
#   TYK Corp............................................. 20,800     77,612
    UACJ Corp............................................ 25,507    552,657
    Ube Industries, Ltd.................................. 65,120  1,752,890
    Uchida Yoko Co., Ltd.................................  6,200    196,453
    Uchiyama Holdings Co., Ltd...........................  2,300     10,759
    Ueki Corp............................................  1,800     43,404
    UKC Holdings Corp.................................... 11,100    226,567
    Ulvac, Inc........................................... 23,400    922,598
    Umenohana Co., Ltd...................................  1,100     26,914
    Uniden Holdings Corp................................. 54,000    159,715
    UNIMAT Retirement Community Co., Ltd.................  1,800     24,877
    Union Tool Co........................................  4,700    156,158
    Unipres Corp......................................... 31,400    638,310
    United Arrows, Ltd................................... 11,000    427,980
    United Super Markets Holdings, Inc................... 40,400    464,526
*   Unitika, Ltd......................................... 29,300    175,899
*   Universal Entertainment Corp.........................    600     19,606
    Unizo Holdings Co., Ltd.............................. 16,900    313,266
    Uoriki Co., Ltd......................................  2,700     36,280
#   Urbanet Corp. Co., Ltd............................... 16,300     53,761
*   U-Shin, Ltd.......................................... 18,500    122,472
    Ushio, Inc........................................... 88,100  1,147,820
    USS Co., Ltd......................................... 10,200    193,584
*   UT Group Co., Ltd.................................... 11,700    408,537
    Utoc Corp............................................  7,500     35,221
    V Technology Co., Ltd................................  2,300    407,860
    Valor Holdings Co., Ltd.............................. 24,300    521,538
    Vector, Inc.......................................... 14,400    312,128
*   VIA Holdings, Inc....................................  9,200     61,366
    Village Vanguard Co., Ltd............................  2,700     24,422
#*  Visionary Holdings Co., Ltd.......................... 74,600     82,629
    Vital KSK Holdings, Inc.............................. 32,400    335,466
    Vitec Holdings Co., Ltd..............................  6,000    116,839
    Voyage Group, Inc....................................  8,100     96,100
    VT Holdings Co., Ltd................................. 77,300    393,455
    Wacoal Holdings Corp................................. 28,000    771,479
    Wacom Co., Ltd....................................... 24,800    126,387
    Wakachiku Construction Co., Ltd......................  9,500    144,438
    Wakita & Co., Ltd.................................... 28,500    342,992
    Warabeya Nichiyo Holdings Co., Ltd................... 10,300    211,321
    Watahan & Co., Ltd...................................  3,700    101,530
    WATAMI Co., Ltd......................................  9,300    112,096
    Watts Co., Ltd.......................................  4,600     45,046
    WDB Holdings Co., Ltd................................  4,000    139,972
    Weathernews, Inc.....................................  2,800     87,761
    Welcia Holdings Co., Ltd.............................  7,600    386,498
    West Holdings Corp................................... 15,900    125,496
    WIN-Partners Co., Ltd................................  6,800    101,433
    Wood One Co., Ltd....................................  5,300     68,106
    World Holdings Co., Ltd..............................  3,800    121,431
    Wowow, Inc...........................................  5,600    169,809
    Xebio Holdings Co., Ltd.............................. 21,000    313,049
#   YAC Holdings Co., Ltd................................  6,500     50,903

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Yachiyo Industry Co., Ltd............................   5,900 $   67,736
    Yahagi Construction Co., Ltd.........................  18,600    154,423
    Yaizu Suisankagaku Industry Co., Ltd.................   5,700     62,239
    Yakult Honsha Co., Ltd...............................   1,700    122,587
#   Yakuodo Co., Ltd.....................................   5,200    178,791
    YAMABIKO Corp........................................  22,700    300,059
#   Yamada Denki Co., Ltd................................  95,008    471,252
    Yamagata Bank, Ltd. (The)............................  21,799    493,207
    Yamaguchi Financial Group, Inc.......................  83,100    941,716
    Yamaha Corp..........................................   1,700     79,549
    Yamaha Motor Co., Ltd................................  18,400    485,759
#   Yamaichi Electronics Co., Ltd........................  15,000    188,030
    Yamanashi Chuo Bank, Ltd. (The)...................... 114,000    432,737
    Yamatane Corp........................................   6,800    125,702
    Yamato Corp..........................................  10,100     65,120
    Yamato International, Inc............................  10,900     58,972
    Yamato Kogyo Co., Ltd................................  32,300  1,007,309
    Yamaya Corp..........................................   2,600     67,885
    Yamazaki Baking Co., Ltd.............................  27,600    686,330
    Yamazen Corp.........................................  32,300    330,407
    Yaoko Co., Ltd.......................................   8,900    460,870
    Yashima Denki Co., Ltd...............................  11,200     92,257
    Yaskawa Electric Corp................................  31,800  1,051,649
    Yasuda Logistics Corp................................  15,400    128,471
#   Yasunaga Corp........................................   6,200    110,452
    Yellow Hat, Ltd......................................  10,300    297,941
    Yodogawa Steel Works, Ltd............................  17,000    447,323
    Yokogawa Bridge Holdings Corp........................  23,700    437,508
    Yokogawa Electric Corp...............................  26,400    469,547
    Yokohama Reito Co., Ltd..............................  32,200    289,462
    Yokohama Rubber Co., Ltd. (The)......................  61,199  1,310,861
    Yokowo Co., Ltd......................................   9,800    173,255
    Yomeishu Seizo Co., Ltd..............................   6,100    134,793
    Yomiuri Land Co., Ltd................................   3,000    128,536
    Yondenko Corp........................................   2,400     55,904
    Yondoshi Holdings, Inc...............................  11,100    251,203
    Yorozu Corp..........................................  15,500    247,052
#   Yoshinoya Holdings Co., Ltd..........................   9,700    164,121
#   Yotai Refractories Co., Ltd..........................  12,200     85,045
#   Yuasa Funashoku Co., Ltd.............................   1,500     47,052
    Yuasa Trading Co., Ltd...............................  10,500    342,253
    Yuken Kogyo Co., Ltd.................................   2,300     53,723
#   Yume No Machi Souzou Iinkai Co., Ltd.................  11,800    270,981
    Yumeshin Holdings Co., Ltd...........................  22,900    236,094
    Yurtec Corp..........................................  30,000    246,780
    Yushiro Chemical Industry Co., Ltd...................   7,600    108,537
    Yutaka Giken Co., Ltd................................   1,200     29,287
    Zaoh Co., Ltd........................................   3,100     43,712
*   Zappallas, Inc.......................................   5,000     16,834
    Zenitaka Corp. (The).................................   2,200    114,415
    Zenkoku Hosho Co., Ltd...............................   5,800    255,262
    Zenrin Co., Ltd......................................  17,400    476,274
    Zensho Holdings Co., Ltd.............................  31,700    706,507
    Zeon Corp............................................ 103,000  1,166,936
    ZERIA Pharmaceutical Co., Ltd........................     800     17,715
*   ZIGExN Co., Ltd......................................  31,300    248,054
    Zojirushi Corp.......................................  22,200    286,132
    Zuiko Corp...........................................   3,200     92,719

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- ------------
JAPAN -- (Continued)
    Zuken, Inc...........................................  12,000 $    174,420
                                                                  ------------
TOTAL JAPAN..............................................          668,456,067
                                                                  ------------
NETHERLANDS -- (2.4%)
    Aalberts Industries NV...............................  66,025    2,991,846
    ABN AMRO Group NV....................................  67,305    1,862,730
    Accell Group.........................................  17,374      361,687
    Aegon NV............................................. 356,768    2,351,830
#   Aegon NV.............................................   8,969       58,745
#   AFC Ajax NV..........................................      70          957
    Akzo Nobel NV........................................  22,016    2,033,418
*   Altice Europe NV, Class A............................   2,923        9,740
    AMG Advanced Metallurgical Group NV..................  25,773    1,521,659
    Amsterdam Commodities NV.............................  14,881      348,235
    APERAM SA............................................  40,995    1,932,091
#   Arcadis NV...........................................  43,816      800,049
    ArcelorMittal........................................  12,289      393,875
#   ArcelorMittal........................................  99,496    3,168,966
#   ASM International NV.................................  33,844    1,948,347
#   ASML Holding NV......................................   8,114    1,736,325
    ASR Nederland NV.....................................  31,402    1,404,815
    BE Semiconductor Industries NV.......................  51,270    1,108,438
#   Beter Bed Holding NV.................................  11,513       80,469
    BinckBank NV.........................................  56,076      339,501
#   Boskalis Westminster.................................  76,618    2,349,220
    Brunel International NV..............................  12,816      209,539
    Coca-Cola European Partners P.L.C....................   8,286      342,073
    Corbion NV...........................................  52,824    1,808,630
    Flow Traders.........................................  16,253      482,877
    ForFarmers NV........................................  18,823      213,866
#*  Fugro NV.............................................  57,948      833,736
*   Gemalto NV...........................................  23,503    1,371,039
*   Heijmans NV..........................................  20,193      257,560
    Heineken NV..........................................   6,899      697,088
    Hunter Douglas NV....................................   2,925      224,842
    IMCD NV..............................................  11,648      846,268
#   ING Groep NV, Sponsored ADR..........................  45,326      692,128
    ING Groep NV......................................... 201,957    3,087,266
    KAS Bank NV..........................................  13,273      151,337
    Kendrion NV..........................................  11,912      516,196
    Koninklijke Ahold Delhaize NV, Sponsored ADR.........  31,776      807,263
    Koninklijke Ahold Delhaize NV........................ 208,057    5,291,027
    Koninklijke BAM Groep NV............................. 185,624      760,471
    Koninklijke DSM NV...................................  19,328    2,059,976
#   Koninklijke KPN NV................................... 354,163    1,023,964
    Koninklijke Philips NV...............................  42,550    1,864,541
    Koninklijke Vopak NV.................................  50,416    2,371,383
    Nederland Apparatenfabriek...........................   2,714      146,424
    NN Group NV..........................................  59,230    2,616,612
*   OCI NV...............................................   8,271      250,053
    Ordina NV............................................  92,413      214,120
    PostNL NV............................................ 249,742      985,839
    Randstad NV..........................................  28,467    1,801,622
    RELX NV, Sponsored ADR...............................   8,411      183,612
    RELX NV..............................................   1,141       24,815
    SBM Offshore NV......................................  87,207    1,351,241
#   Sligro Food Group NV.................................  17,157      710,242
    TKH Group NV.........................................  26,815    1,675,957
*   TomTom NV............................................  38,461      392,789

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
NETHERLANDS -- (Continued)
#   Unilever NV..........................................   3,532 $   203,765
    Van Lanschot Kempen NV...............................   9,158     252,405
    Wessanen.............................................  51,195     762,324
    Wolters Kluwer NV....................................  51,007   3,071,583
                                                                  -----------
TOTAL NETHERLANDS........................................          67,359,416
                                                                  -----------
NEW ZEALAND -- (0.5%)
*   a2 Milk Co., Ltd..................................... 130,089     929,122
    Air New Zealand, Ltd................................. 408,488     904,138
    Arvida Group, Ltd....................................  62,280      54,371
    Auckland International Airport, Ltd..................  35,961     163,730
#   CBL Corp., Ltd.......................................  22,069      35,763
#   Chorus, Ltd.......................................... 273,903     804,990
    Chorus, Ltd., ADR....................................     462       6,547
    Comvita, Ltd.........................................  10,651      41,254
    Contact Energy, Ltd..................................  77,234     304,502
    EBOS Group, Ltd......................................  33,967     467,895
    Evolve Education Group, Ltd..........................  24,565       9,391
    Fisher & Paykel Healthcare Corp., Ltd................   6,783      68,494
#   Fletcher Building, Ltd............................... 157,651     755,483
    Fletcher Building, Ltd...............................   3,803      18,311
#   Fonterra Co-operative Group, Ltd.....................   7,404      25,851
    Freightways, Ltd.....................................  59,105     320,417
    Genesis Energy, Ltd..................................  84,844     147,539
#   Gentrack Group, Ltd..................................  19,890      91,791
    Hallenstein Glasson Holdings, Ltd....................  22,785      79,455
    Heartland Bank, Ltd.................................. 266,791     311,007
    Infratil, Ltd........................................ 116,980     276,070
    Investore Property, Ltd..............................  47,400      49,163
    Kathmandu Holdings, Ltd.............................. 104,139     218,899
    Mainfreight, Ltd.....................................  34,390     649,158
    Metlifecare, Ltd..................................... 131,972     554,965
#   Metro Performance Glass, Ltd.........................  86,994      50,455
    New Zealand Refining Co., Ltd. (The)................. 116,803     193,462
    NZME, Ltd............................................  54,625      30,906
    NZX, Ltd............................................. 133,236      99,897
    Oceania Healthcare, Ltd..............................  23,530      18,277
    PGG Wrightson, Ltd...................................  54,156      23,639
#   Port of Tauranga, Ltd................................  60,037     203,919
    Restaurant Brands New Zealand, Ltd...................  58,135     303,249
    Ryman Healthcare, Ltd................................  18,234     151,305
    Sanford, Ltd.........................................  14,718      76,675
    Scales Corp., Ltd....................................  56,670     181,301
#   Skellerup Holdings, Ltd..............................  84,592     118,246
    SKY Network Television, Ltd.......................... 259,312     479,765
    SKYCITY Entertainment Group, Ltd..................... 301,965     815,716
    Spark New Zealand, Ltd............................... 246,760     651,542
    Steel & Tube Holdings, Ltd...........................  62,620      62,373
    Summerset Group Holdings, Ltd........................ 183,438     967,585
*   Synlait Milk, Ltd....................................  20,345     150,986
    Tegel Group Holdings, Ltd............................  38,300      29,251
    Tilt Renewables, Ltd.................................   8,621      12,517
    Tourism Holdings, Ltd................................  85,291     354,808
*   TOWER, Ltd........................................... 124,179      63,529
    Trade Me Group, Ltd.................................. 197,049     652,156
    Trustpower, Ltd......................................   8,621      34,691
    Turners Automotive Group, Ltd........................  16,478      35,269
    Vector, Ltd..........................................  33,846      76,437
#   Vista Group International, Ltd.......................  28,885      82,718

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
NEW ZEALAND -- (Continued)
    Warehouse Group, Ltd. (The)..........................  50,707 $    69,823
    Z Energy, Ltd........................................  29,675     145,324
                                                                  -----------
TOTAL NEW ZEALAND........................................          13,424,127
                                                                  -----------
NORWAY -- (1.0%)
    ABG Sundal Collier Holding ASA....................... 280,285     199,126
    AF Gruppen ASA.......................................   5,972      92,614
*   Akastor ASA.......................................... 111,833     231,642
    Aker ASA, Class A....................................   8,966     700,402
    Aker BP ASA..........................................  21,841     780,400
*   Aker Solutions ASA...................................  86,645     592,606
    American Shipping Co. ASA............................  39,390     138,615
*   Archer, Ltd..........................................  63,401      71,101
    Atea ASA.............................................  46,433     663,690
    Austevoll Seafood ASA................................  71,323   1,038,788
#*  Avance Gas Holding, Ltd..............................  36,194     103,080
*   Axactor AB...........................................  13,352      37,749
#   Bakkafrost P/F.......................................  10,338     635,249
    Bonheur ASA..........................................  15,871     227,007
    Borregaard ASA.......................................  43,133     409,467
#*  BW LPG, Ltd..........................................  68,078     308,442
#*  BW Offshore, Ltd.....................................  70,604     383,766
    DNB ASA..............................................  40,336     812,236
*   DNO ASA.............................................. 491,931   1,041,999
*   DOF ASA..............................................  93,396      91,715
    Ekornes ASA..........................................  10,424     176,069
    Entra ASA............................................   2,209      32,254
    Equinor ASA.......................................... 108,270   2,872,642
#   Equinor ASA, Sponsored ADR...........................   7,412     196,122
    Europris ASA.........................................  21,387      55,642
*   FLEX LNG, Ltd........................................  97,959     147,373
#*  Fred Olsen Energy ASA................................  31,264      27,892
#   Frontline, Ltd.......................................  55,866     284,635
    Gjensidige Forsikring ASA............................  10,181     163,415
    Golar LNG, Ltd.......................................   3,400      88,434
    Grieg Seafood ASA....................................  30,694     364,466
    Hexagon Composites ASA...............................  22,723      75,804
    Hoegh LNG Holdings, Ltd..............................  16,693      98,755
*   Kongsberg Automotive ASA............................. 310,793     361,910
    Kongsberg Gruppen ASA................................   4,995     101,441
*   Kvaerner ASA......................................... 180,852     325,145
    Leroy Seafood Group ASA..............................  48,910     384,648
    Marine Harvest ASA...................................  26,487     579,178
#*  NEL ASA.............................................. 395,081     156,547
#*  Nordic Semiconductor ASA.............................  40,223     242,461
    Norsk Hydro ASA...................................... 103,026     587,664
    Norway Royal Salmon ASA..............................  10,331     262,306
#*  Norwegian Air Shuttle ASA............................  23,199     679,511
*   Norwegian Finans Holding ASA.........................  11,175     136,503
    Norwegian Property ASA...............................  14,584      20,577
    Ocean Yield ASA......................................  35,904     294,481
*   Odfjell Drilling, Ltd................................  47,026     180,577
    Odfjell SE, Class A..................................   8,182      33,518
    Olav Thon Eiendomsselskap ASA........................   4,655      88,260
    Orkla ASA............................................  19,888     168,288
*   Otello Corp. ASA.....................................  65,163     155,079
#*  Petroleum Geo-Services ASA........................... 244,109   1,189,715
*   Prosafe SE...........................................  30,367      69,624
#*  Protector Forsikring ASA.............................  33,236     250,405

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
NORWAY -- (Continued)
*   Q-Free ASA...........................................    14,166 $    14,146
#*  REC Silicon ASA...................................... 1,496,873     149,964
    Salmar ASA...........................................    11,015     562,026
    Sbanken ASA..........................................    31,164     301,889
#   Scatec Solar ASA.....................................    62,433     481,043
    Schibsted ASA, Class A...............................     1,854      64,163
    Schibsted ASA, Class B...............................     3,368     109,190
    Selvaag Bolig ASA....................................    10,013      54,531
*   Sevan Marine ASA.....................................    11,522      23,073
*   Solstad Farstad ASA..................................   154,983     116,772
    SpareBank 1 SR-Bank ASA..............................    77,946     865,769
    Stolt-Nielsen, Ltd...................................    18,611     318,771
    Storebrand ASA.......................................   209,205   1,781,994
    Subsea 7 SA..........................................    67,851     982,559
    TGS NOPEC Geophysical Co. ASA........................    40,193   1,532,412
    Tomra Systems ASA....................................    26,846     554,405
    Treasure ASA.........................................    54,160      86,680
#   Veidekke ASA.........................................    32,143     315,450
*   Wallenius Wilhelmsen Logistics.......................    32,962     161,234
    Wilh Wilhelmsen Holding ASA, Class A.................     9,394     234,989
#   XXL ASA..............................................    25,779     158,120
    Yara International ASA...............................    10,091     444,933
                                                                    -----------
TOTAL NORWAY.............................................            28,725,148
                                                                    -----------
PORTUGAL -- (0.4%)
    Altri SGPS SA........................................    51,633     527,530
*   Banco Comercial Portugues SA......................... 8,312,836   2,603,355
#   CTT-Correios de Portugal SA..........................    85,041     298,706
    EDP Renovaveis SA....................................   117,638   1,215,051
    Galp Energia SGPS SA.................................    78,751   1,617,399
    Jeronimo Martins SGPS SA.............................    12,685     188,488
    Mota-Engil SGPS SA...................................    92,170     308,038
    Navigator Co. SA (The)...............................   135,809     774,546
    NOS SGPS SA..........................................   199,467   1,161,821
    Novabase SGPS SA.....................................     3,851      12,187
#   REN - Redes Energeticas Nacionais SGPS SA............    49,506     144,961
    Semapa-Sociedade de Investimento e Gestao............    21,850     512,707
    Sonae Capital SGPS SA................................    82,383      86,328
    Sonae SGPS SA........................................   804,651     913,781
    Teixeira Duarte SA...................................    62,354      17,312
                                                                    -----------
TOTAL PORTUGAL...........................................            10,382,210
                                                                    -----------
SINGAPORE -- (1.0%)
    Accordia Golf Trust..................................   457,700     200,083
    Amara Holdings, Ltd..................................    90,000      31,411
    Ascendas India Trust.................................   201,700     160,062
    Avarga, Ltd..........................................   134,000      22,707
    Banyan Tree Holdings, Ltd............................   139,800      58,086
    Bonvests Holdings, Ltd...............................    30,000      29,735
    Boustead Projects, Ltd...............................    26,174      17,415
    Boustead Singapore, Ltd..............................   181,732     110,107
    BreadTalk Group, Ltd.................................   128,000     109,179
#   Bukit Sembawang Estates, Ltd.........................    97,500     401,044
    Bund Center Investment, Ltd..........................    22,000      10,368
    CapitaLand, Ltd......................................   339,901     807,452
    Centurion Corp., Ltd.................................   167,400      54,626
    China Aviation Oil Singapore Corp., Ltd..............   154,100     169,945
    China Sunsine Chemical Holdings, Ltd.................    46,500      51,357

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
SINGAPORE -- (Continued)
#   Chip Eng Seng Corp., Ltd.............................   406,700 $  240,804
    CITIC Envirotech, Ltd................................   156,400     71,912
    City Developments, Ltd...............................    54,200    399,502
*   Cityneon Holdings, Ltd...............................    14,300     10,841
#   Civmec, Ltd..........................................   140,800     58,396
    ComfortDelGro Corp., Ltd.............................   263,700    455,814
    CSE Global, Ltd......................................   211,900     70,151
    Dairy Farm International Holdings, Ltd...............     7,300     59,643
    DBS Group Holdings, Ltd..............................     3,315     65,224
    Del Monte Pacific, Ltd...............................   222,059     31,008
    Delfi, Ltd...........................................    22,300     18,849
*   Delong Holdings, Ltd.................................    10,500     44,650
    Duty Free International, Ltd.........................   126,400     19,516
*   Dyna-Mac Holdings, Ltd...............................   230,000     19,810
    Elec & Eltek International Co., Ltd..................    14,000     20,451
#*  Ezion Holdings, Ltd.................................. 1,544,544     92,356
#*  Ezra Holdings, Ltd................................... 1,882,853     14,298
    Far East Orchard, Ltd................................   120,384    121,208
#   First Resources, Ltd.................................   207,700    245,892
    Food Empire Holdings, Ltd............................   115,500     53,075
*   Fragrance Group, Ltd.................................   222,000     24,141
    Frasers Property, Ltd................................   203,900    253,468
    Frencken Group, Ltd..................................   210,000     71,119
    Fu Yu Corp., Ltd.....................................   274,500     34,782
*   Gallant Venture, Ltd.................................   254,500     24,844
    Genting Singapore, Ltd...............................   132,500    124,582
    Geo Energy Resources, Ltd............................   373,800     65,983
    GL, Ltd..............................................   181,400    104,009
    Golden Agri-Resources, Ltd........................... 4,921,500  1,013,803
    Golden Energy & Resources, Ltd.......................    70,900     19,547
    Great Eastern Holdings, Ltd..........................     3,000     60,914
    GSH Corp., Ltd.......................................    32,600     11,375
    GuocoLand, Ltd.......................................   158,533    236,858
    Halcyon Agri Corp., Ltd..............................   145,408     55,624
    Hanwell Holdings, Ltd................................   237,300     37,508
    Haw Par Corp., Ltd...................................    46,000    466,404
    Hiap Hoe, Ltd........................................    39,000     25,239
    Hi-P International, Ltd..............................   148,500    137,938
    Ho Bee Land, Ltd.....................................   154,900    286,852
#   Hong Fok Corp., Ltd..................................   229,480    122,425
*   Hong Leong Asia, Ltd.................................   109,800     69,915
    Hong Leong Finance, Ltd..............................    17,300     34,021
    Hongkong Land Holdings, Ltd..........................    35,600    259,242
    Hotel Grand Central, Ltd.............................    67,060     68,992
    Hour Glass, Ltd. (The)...............................   135,400     64,180
    Hutchison Port Holdings Trust........................ 3,162,800    807,830
    Hwa Hong Corp., Ltd..................................    21,000      4,910
*   Hyflux, Ltd..........................................   455,600     45,560
    Indofood Agri Resources, Ltd.........................   619,900    100,291
    Japfa, Ltd...........................................   469,400    257,261
    Jardine Cycle & Carriage, Ltd........................     6,644    164,491
    k1 Ventures, Ltd.....................................   113,100      8,142
    Keppel Corp., Ltd....................................   226,000  1,142,405
    Keppel Infrastructure Trust..........................   535,061    204,513
    Keppel Telecommunications & Transportation, Ltd......    81,500     86,297
    Koh Brothers Group, Ltd..............................   175,000     35,411
    KSH Holdings, Ltd....................................   112,625     51,765
    Lian Beng Group, Ltd.................................   252,000     93,591
    Low Keng Huat Singapore, Ltd.........................    98,100     43,274

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
SINGAPORE -- (Continued)
#   M1, Ltd..............................................   174,400 $   210,111
    Metro Holdings, Ltd..................................   393,700     338,516
#*  Midas Holdings, Ltd.................................. 1,120,000     118,471
*   Nam Cheong, Ltd......................................   600,000       1,675
    Nera Telecommunications, Ltd.........................    43,000       9,959
    NSL, Ltd.............................................    11,500      10,641
    Olam International, Ltd..............................   222,100     364,256
    OUE, Ltd.............................................   253,600     296,505
    Oversea-Chinese Banking Corp., Ltd...................   125,487   1,069,045
    Overseas Education, Ltd..............................    31,900       8,290
    Oxley Holdings, Ltd..................................   459,760     121,755
*   Pacc Offshore Services Holdings, Ltd.................   218,500      50,651
    Pan-United Corp., Ltd................................    58,750      12,955
    Penguin International, Ltd...........................   101,800      24,345
    Perennial Real Estate Holdings, Ltd..................    21,100      12,332
#   Q&M Dental Group Singapore, Ltd......................   111,700      44,358
    QAF, Ltd.............................................    97,253      61,798
#*  Raffles Education Corp., Ltd.........................   646,646      75,690
#   Raffles Medical Group, Ltd...........................   303,317     249,802
    RHT Health Trust.....................................   492,300     280,300
    Riverstone Holdings, Ltd.............................    98,400      79,553
    SATS, Ltd............................................   117,380     448,171
    Sembcorp Industries, Ltd.............................   656,000   1,292,722
    Sheng Siong Group, Ltd...............................   248,200     195,127
    SHS Holdings, Ltd....................................   141,000      25,416
*   SIIC Environment Holdings, Ltd.......................   676,160     186,301
    Sinarmas Land, Ltd...................................   694,700     176,229
    Sing Holdings, Ltd...................................    86,800      26,136
    Sing Investments & Finance, Ltd......................    13,500      15,107
    Singapore Airlines, Ltd..............................   249,000   1,806,830
    Singapore Exchange, Ltd..............................    44,400     243,040
    Singapore Post, Ltd..................................   478,200     471,341
    Singapore Press Holdings, Ltd........................   627,500   1,343,476
    Singapore Technologies Engineering, Ltd..............    65,800     165,551
#*  Sino Grandness Food Industry Group, Ltd..............   672,726      98,974
    Stamford Land Corp., Ltd.............................   217,000      76,518
    StarHub, Ltd.........................................   241,400     305,407
#   Sunningdale Tech, Ltd................................   117,600     118,765
#*  Swiber Holdings, Ltd.................................   189,500       2,840
#*  Thomson Medical Group, Ltd...........................   711,600      42,941
*   Tiong Woon Corp. Holding, Ltd........................    68,000      14,447
#   Tuan Sing Holdings, Ltd..............................   386,231     114,853
    UMS Holdings, Ltd....................................   259,062     156,060
    United Engineers, Ltd................................   362,800     714,364
    United Industrial Corp., Ltd.........................    91,184     210,868
    United Overseas Bank, Ltd............................    74,282   1,477,133
    UOB-Kay Hian Holdings, Ltd...........................   116,710     109,851
    UOL Group, Ltd.......................................   152,487     805,138
    Valuetronics Holdings, Ltd...........................   124,300      61,322
    Venture Corp., Ltd...................................    84,500   1,039,062
    Vibrant Group, Ltd...................................   171,233      25,042
    Wee Hur Holdings, Ltd................................   112,000      19,355
#   Wheelock Properties Singapore, Ltd...................   206,500     332,863
    Wilmar International, Ltd............................   125,300     288,572
    Wing Tai Holdings, Ltd...............................   362,268     551,504
    Yeo Hiap Seng, Ltd...................................    10,160       7,690
*   Yongnam Holdings, Ltd................................   223,500      42,031
    Zhongmin Baihui Retail Group, Ltd....................     7,900       4,904
                                                                    -----------
TOTAL SINGAPORE..........................................            27,523,442
                                                                    -----------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
SOUTH AFRICA -- (0.0%)
*   Old Mutual, Ltd......................................   530,044 $1,212,801
                                                                    ----------
SPAIN -- (2.0%)
#   Acciona SA...........................................    22,942  1,970,042
    Acerinox SA..........................................    76,590  1,107,015
    ACS Actividades de Construccion y Servicios SA.......    15,960    699,493
#*  Adveo Group International SA.........................    10,419     23,232
    Almirall SA..........................................    23,706    339,230
    Amadeus IT Group SA..................................    26,130  2,229,044
#*  Amper SA.............................................   490,630    181,172
    Applus Services SA...................................    79,766  1,154,880
#   Atresmedia Corp. de Medios de Comunicacion SA........    48,678    381,214
    Banco Bilbao Vizcaya Argentaria SA...................   193,369  1,416,553
#   Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR....    40,048    292,350
    Banco de Sabadell SA................................. 2,084,800  3,470,702
#   Banco Santander SA...................................   955,782  5,369,693
#   Banco Santander SA, Sponsored ADR....................   134,899    754,085
    Bankia SA............................................    71,051    279,311
    Bankinter SA.........................................    14,014    135,168
*   Baron de Ley.........................................       625     82,620
    Bolsas y Mercados Espanoles SHMSF SA.................    35,343  1,137,155
    CaixaBank SA.........................................   146,011    671,776
    Cellnex Telecom SA...................................    72,321  1,921,881
    Cia de Distribucion Integral Logista Holdings SA.....    15,542    368,185
    CIE Automotive SA....................................    27,553    846,915
    Construcciones y Auxiliar de Ferrocarriles SA........     9,715    430,304
#*  Deoleo SA............................................   312,391     58,666
#   Distribuidora Internacional de Alimentacion SA.......   295,564    660,546
#*  Duro Felguera SA.....................................    21,132        783
    Duro Felguera, SA....................................   683,267     25,567
    Ebro Foods SA........................................    21,785    471,506
*   eDreams ODIGEO SA....................................    37,385    168,810
    Elecnor SA...........................................    13,501    194,097
    Enagas SA............................................    95,610  2,672,929
    Ence Energia y Celulosa SA...........................   107,367  1,012,756
    Endesa SA............................................    20,253    468,342
    Ercros SA............................................    85,372    487,392
    Euskaltel SA.........................................    61,399    571,519
    Faes Farma SA........................................   125,395    547,202
    Ferrovial SA.........................................     5,641    116,428
    Fluidra SA...........................................    15,617    219,344
*   Fomento de Construcciones y Contratas SA.............    13,031    169,360
*   Global Dominion Access SA............................    18,105     94,492
    Grifols SA...........................................    13,116    380,878
    Grupo Catalana Occidente SA..........................    11,579    494,386
*   Grupo Empresarial San Jose SA........................     8,089     38,432
*   Grupo Ezentis SA.....................................    71,326     56,172
    Iberdrola S.A........................................   302,813  2,354,341
    Iberdrola SA.........................................     8,651     67,272
    Iberpapel Gestion SA.................................     2,213     96,641
*   Indra Sistemas SA....................................    67,420    817,951
    Laboratorios Farmaceuticos Rovi SA...................     1,637     31,098
*   Liberbank SA......................................... 1,368,670    804,380
    Mapfre SA............................................   647,357  2,031,635
    Mediaset Espana Comunicacion SA......................    80,071    629,937
    Melia Hotels International SA........................    34,921    459,229
    Miquel y Costas & Miquel SA..........................     8,717    323,148
    Naturgy Energy Group SA..............................    31,276    847,229
    NH Hotel Group SA....................................    85,418    627,366
#   Obrascon Huarte Lain SA..............................   108,136    380,718

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
SPAIN -- (Continued)
    Papeles y Cartones de Europa SA......................  28,839 $   562,722
    Parques Reunidos Servicios Centrales SAU.............     921      14,011
#*  Promotora de Informaciones SA, Class A...............  95,206     202,561
    Prosegur Cia de Seguridad SA......................... 126,969     844,640
*   Quabit Inmobiliaria SA...............................  48,565      99,823
*   Realia Business SA...................................  41,079      51,216
    Red Electrica Corp. SA...............................  28,152     596,686
    Repsol SA, Sponsored ADR.............................  11,049     219,096
    Repsol SA............................................ 208,747   4,140,486
#   Sacyr S.A............................................ 337,910   1,076,580
    Sacyr SA.............................................   7,040      22,473
    Siemens Gamesa Renewable Energy SA...................  10,965     154,672
*   Solaria Energia y Medio Ambiente SA..................  45,965     273,177
#   Talgo SA.............................................  55,152     295,362
#   Tecnicas Reunidas SA.................................  20,193     681,704
#   Telefonica SA, Sponsored ADR.........................  94,790     856,902
    Telefonica SA........................................  82,112     737,820
*   Tubacex SA...........................................  22,788      83,902
#*  Tubos Reunidos SA....................................  77,956      42,321
    Vidrala SA...........................................   7,153     685,022
    Viscofan SA..........................................  15,403   1,062,436
*   Vocento SA...........................................  22,864      36,505
    Zardoya Otis SA......................................  88,106     842,054
                                                                  -----------
TOTAL SPAIN..............................................          57,224,743
                                                                  -----------
SWEDEN -- (2.5%)
    AAK AB...............................................  43,746     709,672
    Acando AB............................................  84,854     313,238
    AddLife AB...........................................   3,964      94,780
    AddTech AB, Class B..................................  20,549     465,232
    AF AB, Class B.......................................  35,522     884,178
    Alfa Laval AB........................................  12,261     337,049
#   Alimak Group AB......................................  10,143     168,526
#*  Anoto Group AB.......................................  52,149      21,360
*   Arise AB.............................................   1,403       2,738
    Arjo AB, Class B.....................................  93,452     316,822
    Assa Abloy AB, Class B...............................  27,834     549,457
    Atlas Copco AB.......................................   2,803      73,459
    Atrium Ljungberg AB, Class B.........................   8,878     154,126
    Attendo AB...........................................  26,559     240,239
#   Avanza Bank Holding AB...............................   9,313     428,930
    Axfood AB............................................  19,709     399,024
*   BE Group AB..........................................   6,863      39,935
    Beijer Alma AB.......................................  21,942     310,504
*   Beijer Electronics Group AB..........................   6,621      29,767
    Beijer Ref AB........................................  16,704     365,311
    Bergman & Beving AB..................................  18,798     201,228
    Betsson AB...........................................  91,942     820,671
    Bilia AB, Class A....................................  81,311     694,420
#   BillerudKorsnas AB................................... 130,444   1,554,099
    BioGaia AB, Class B..................................   8,547     419,391
    Biotage AB...........................................  10,917     137,295
#   Bjorn Borg AB........................................  12,600      32,843
    Boliden AB........................................... 124,690   3,711,745
    Bonava AB............................................   1,161      15,232
    Bonava AB, Class B...................................  48,818     639,307
    Bravida Holding AB...................................  29,099     231,920
#   Bufab AB.............................................  20,865     265,111
    Bulten AB............................................  17,151     205,400

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
SWEDEN -- (Continued)
    Bure Equity AB.......................................  41,070 $  485,622
#   Byggmax Group AB.....................................  49,001    233,442
    Capio AB.............................................  20,949    124,906
    Catena AB............................................   2,778     59,491
    Cavotec SA...........................................  11,823     33,600
#   Clas Ohlson AB, Class B..............................  20,561    180,715
    Cloetta AB, Class B.................................. 155,807    495,237
*   Collector AB.........................................  15,782    130,171
    Com Hem Holding AB...................................  70,218  1,254,554
    Concentric AB........................................  24,609    425,022
*   Concordia Maritime AB, Class B.......................  17,237     21,038
    Dios Fastigheter AB..................................  28,855    184,133
    Dometic Group AB..................................... 124,734  1,210,135
*   Doro AB..............................................  12,612     62,307
    Duni AB..............................................  20,413    262,503
    Dustin Group AB......................................  17,083    176,013
    Eastnine AB..........................................  16,972    187,915
#   Elanders AB, Class B.................................   8,383     75,626
    Electrolux AB, Series B..............................  23,576    553,003
    Elekta AB, Class B...................................  21,378    300,151
#*  Eltel AB.............................................  39,179    105,744
*   Enea AB..............................................   5,513     56,828
*   Epiroc AB............................................   2,803     29,704
    Essity AB, Class A...................................   1,404     36,159
    Essity AB, Class B...................................  23,449    586,565
    Fabege AB............................................  15,604    221,004
*   Fastighets AB Balder.................................   5,442    158,188
#*  Fingerprint Cards AB, Class B........................   9,380      8,447
    Getinge AB, Class B..................................  62,085    667,450
    Granges AB...........................................  67,499    844,980
    Gunnebo AB...........................................  28,842     89,999
    Haldex AB............................................  23,425    247,870
    Hemfosa Fastigheter AB...............................  11,180    153,544
    Hexagon AB, Class B..................................   8,299    505,819
    Hexpol AB............................................  39,391    423,713
    HIQ International AB.................................  27,512    167,818
#   Hoist Finance AB.....................................  26,695    207,710
    Holmen AB, Class B...................................  72,516  1,614,153
    Hufvudstaden AB, Class A.............................   4,223     65,342
    Husqvarna AB, Class A................................  14,210    113,096
    Husqvarna AB, Class B................................ 100,708    795,648
#   ICA Gruppen AB.......................................  16,082    533,195
    Indutrade AB.........................................  30,423    799,572
#   Intrum AB............................................  11,608    312,311
    Inwido AB............................................  45,250    334,082
#   ITAB Shop Concept AB, Class B........................   3,909     13,685
    JM AB................................................  54,700  1,007,180
    KappAhl AB...........................................  48,966    211,662
    Karo Pharma AB.......................................   7,061     28,840
    Kindred Group P.L.C..................................  73,728    951,478
    Klovern AB, Class B.................................. 118,125    155,516
    KNOW IT AB...........................................  12,064    238,261
    Kungsleden AB........................................  12,128     97,821
#   Lagercrantz Group AB, Class B........................  27,045    283,152
    Lifco AB, Class B....................................   2,120     95,018
    Lindab International AB..............................  57,069    388,764
    Loomis AB, Class B...................................  41,318  1,296,577
    Lundin Petroleum AB..................................   7,830    258,168
#*  Medivir AB, Class B..................................  20,006     86,529

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
SWEDEN -- (Continued)
#   Mekonomen AB.........................................  20,093 $  359,726
    Millicom International Cellular SA...................  19,378  1,241,350
    Modern Times Group MTG AB, Class B...................  20,539    754,295
*   Momentum Group AB, Class B...........................  18,706    249,919
    MQ Holding AB........................................  24,854     42,809
#   Mycronic AB..........................................  36,320    370,090
#   NCC AB, Class B......................................  57,972    935,791
*   Net Insight AB, Class B.............................. 156,574     68,768
    NetEnt AB............................................  97,968    418,833
#   New Wave Group AB, Class B...........................  54,490    329,630
    Nibe Industrier AB, Class B..........................  67,024    753,282
    Nobia AB.............................................  71,128    534,602
    Nobina AB............................................  83,204    576,490
    Nolato AB, Class B...................................  15,580  1,395,011
    Nordea Bank AB....................................... 212,648  2,259,993
    OEM International AB, Class B........................   2,983     65,125
    Opus Group AB........................................ 197,053    151,121
    Oriflame Holding AG..................................  20,411    678,860
    Pandox AB............................................  35,426    665,870
    Peab AB.............................................. 132,508  1,067,864
    Platzer Fastigheter Holding AB, Class B..............   4,390     31,433
#   Pricer AB, Class B................................... 115,737    147,807
    Proact IT Group AB...................................   6,447    126,595
#*  Qliro Group AB.......................................  73,546    106,848
*   Radisson Hospitality AB..............................  29,280    119,531
    Ratos AB, Class B.................................... 164,384    611,976
*   RaySearch Laboratories AB............................  13,042    171,213
*   Recipharm AB, Class B................................  18,742    341,819
    Resurs Holding AB....................................  25,143    195,171
    Rottneros AB.........................................  89,739    116,760
    Saab AB, Class B.....................................  13,465    620,880
    Sagax AB, Class B....................................   7,639     99,456
    Sandvik AB...........................................  34,100    623,541
*   SAS AB...............................................  92,401    181,227
    Scandi Standard AB...................................  40,910    263,327
    Scandic Hotels Group AB..............................  61,751    644,370
    Sectra AB, Class B...................................   7,350    200,892
    Securitas AB, Class B................................  38,142    686,250
    Semcon AB............................................  10,453     67,875
#*  Sensys Gatso Group AB................................ 376,154     60,125
    Skandinaviska Enskilda Banken AB, Class C............   2,822     31,110
    Skandinaviska Enskilda Banken AB, Class A............ 122,525  1,309,804
    Skanska AB, Class B..................................  11,515    216,602
    SKF AB, Class A......................................   2,752     56,449
    SKF AB, Class B......................................  34,665    711,685
    SkiStar AB...........................................  19,948    466,337
    SSAB AB, Class A.....................................  19,797     97,655
    SSAB AB, Class A.....................................  77,242    381,026
    SSAB AB, Class B..................................... 112,074    443,613
    SSAB AB, Class B..................................... 134,818    535,071
    Svenska Cellulosa AB SCA, Class A....................   3,424     36,138
    Svenska Cellulosa AB SCA, Class B....................  59,894    619,720
    Svenska Handelsbanken AB, Class A.................... 131,636  1,626,035
#   Svenska Handelsbanken AB, Class B....................   4,398     55,385
    Sweco AB, Class B....................................  15,545    418,008
    Swedbank AB, Class A.................................  69,027  1,632,302
    Swedish Match AB.....................................  10,042    548,969
#   Systemair AB.........................................   6,582     70,760
    Tele2 AB, Class B....................................  50,396    676,231

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
SWEDEN -- (Continued)
    Telefonaktiebolaget LM Ericsson, Class A.............   2,150 $    16,970
    Telefonaktiebolaget LM Ericsson, Class B............. 120,880     948,938
    Telia Co. AB......................................... 610,745   2,937,794
    Thule Group AB.......................................  23,266     543,706
    Trelleborg AB, Class B...............................  38,265     796,774
    VBG Group AB, Class B................................   1,442      23,293
    Vitrolife AB.........................................  25,295     329,150
    Volvo AB, Class A....................................  13,728     241,472
    Volvo AB, Class B....................................  51,616     905,810
    Wallenstam AB, Class B...............................  10,991     112,982
    Wihlborgs Fastigheter AB.............................  14,505     172,532
                                                                  -----------
TOTAL SWEDEN.............................................          70,779,031
                                                                  -----------
SWITZERLAND -- (5.2%)
    ABB, Ltd., Sponsored ADR.............................  16,820     387,196
    ABB, Ltd............................................. 130,956   3,006,167
    Adecco Group AG......................................  21,942   1,348,932
*   Allreal Holding AG...................................  14,620   2,274,670
*   Alpiq Holding AG.....................................   2,562     225,293
    ALSO Holding AG......................................   4,394     480,258
#   ams AG...............................................   2,059     148,133
    APG SGA SA...........................................     752     267,283
#*  Arbonia AG...........................................  37,042     627,848
#*  Aryzta AG............................................  64,086     904,273
    Ascom Holding AG.....................................  24,492     445,120
    Autoneum Holding AG..................................   2,766     632,252
    Bachem Holding AG, Class B...........................   1,478     209,120
    Baloise Holding AG...................................  26,119   4,072,986
    Bank Cler AG.........................................   2,835     149,490
    Banque Cantonale de Geneve...........................     930     170,922
    Banque Cantonale Vaudoise............................   1,677   1,253,778
    Barry Callebaut AG...................................     435     741,097
    Belimo Holding AG....................................     180     757,238
    Bell Food Group AG...................................   1,368     400,124
    Bellevue Group AG....................................   8,162     189,583
    Berner Kantonalbank AG...............................   2,576     528,045
    BFW Liegenschaften AG................................   1,001      43,048
    BKW AG...............................................   2,773     187,179
    Bobst Group SA.......................................   7,808     723,085
    Bossard Holding AG, Class A..........................   3,300     661,908
    Bucher Industries AG.................................   4,937   1,599,618
    Burckhardt Compression Holding AG....................   2,090     760,009
#   Burkhalter Holding AG................................   1,980     174,894
    Calida Holding AG....................................   3,845     134,804
    Carlo Gavazzi Holding AG.............................     252      81,959
    Cembra Money Bank AG.................................  19,956   1,830,242
    Cham Group AG........................................      17       7,302
    Chocoladefabriken Lindt & Spruengli AG...............       3     240,308
    Cicor Technologies, Ltd..............................   1,621     107,649
    Cie Financiere Richemont SA..........................  11,031     966,082
    Cie Financiere Tradition SA..........................   1,089     116,649
    Clariant AG.......................................... 182,599   4,366,182
    Coltene Holding AG...................................   2,325     260,129
    Conzzeta AG..........................................     931   1,016,918
    Credit Suisse Group AG............................... 147,392   2,370,434
    Credit Suisse Group AG, Sponsored ADR................  16,869     270,910
    Daetwyler Holding AG.................................   4,169     770,608
    DKSH Holding AG......................................  16,622   1,215,155
#   dormakaba Holding AG.................................   1,491     955,361

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
SWITZERLAND -- (Continued)
*   Dottikon Es Holding AG...............................      27 $   17,988
#   Dufry AG.............................................  18,609  2,462,308
    EFG International AG.................................  82,007    610,904
    Emmi AG..............................................   1,664  1,364,808
    EMS-Chemie Holding AG................................     615    394,443
    Energiedienst Holding AG.............................   1,258     38,253
#*  Evolva Holding SA.................................... 332,230     94,099
    Feintool International Holding AG....................   1,528    171,245
    Flughafen Zurich AG..................................  16,575  3,468,240
    Forbo Holding AG.....................................     462    730,458
    GAM Holding AG....................................... 158,417  1,601,683
    Geberit AG...........................................   2,030    903,907
    Georg Fischer AG.....................................   2,629  3,392,058
    Givaudan SA..........................................     592  1,385,697
#   Gurit Holding AG.....................................     331    288,654
    Helvetia Holding AG..................................   7,972  4,711,653
    Hiag Immobilien Holding AG...........................   1,342    167,805
#   HOCHDORF Holding AG..................................     837    173,890
#   Huber &Suhner AG.....................................   9,286    561,993
*   Idorsia, Ltd.........................................   1,514     37,578
    Implenia AG..........................................  13,516  1,068,522
    Inficon Holding AG...................................     945    442,180
    Interroll Holding AG.................................     407    727,340
    Intershop Holding AG.................................     233    118,835
    Investis Holding SA..................................     338     20,273
    Julius Baer Group, Ltd...............................  51,843  2,844,087
    Jungfraubahn Holding AG..............................     745    110,844
    Kardex AG............................................   5,120    786,320
#   Komax Holding AG.....................................   2,903    812,946
#   Kudelski SA..........................................  29,355    283,538
    Kuehne + Nagel International AG......................   2,059    328,616
    LafargeHolcim, Ltd...................................   5,454    278,122
    LafargeHolcim, Ltd...................................  28,089  1,432,636
*   Lastminute.com NV....................................   2,004     26,146
    LEM Holding SA.......................................     251    342,281
    Liechtensteinische Landesbank AG.....................   6,808    406,489
    Logitech International SA............................  32,900  1,446,923
    Logitech International SA............................  29,864  1,309,536
    Lonza Group AG.......................................   3,073    945,922
    Luzerner Kantonalbank AG.............................   2,007  1,041,400
*   MCH Group AG.........................................     200      7,693
#   Meier Tobler Group AG................................   2,683     56,243
    Metall Zug AG........................................     151    468,800
#*  Meyer Burger Technology AG........................... 138,380     97,498
    Mikron Holding AG....................................   4,766     45,703
#   Mobilezone Holding AG................................  16,625    173,195
    Mobimo Holding AG....................................   4,813  1,194,284
    Nestle SA............................................ 110,012  8,965,246
    Novartis AG, Sponsored ADR...........................  73,269  6,147,269
    Novartis AG..........................................  52,784  4,429,723
    OC Oerlikon Corp. AG................................. 153,770  2,389,184
*   Orascom Development Holding AG.......................  10,410    148,018
#   Orell Fuessli Holding AG.............................     184     20,452
    Orior AG.............................................   3,765    324,784
#   Panalpina Welttransport Holding AG...................   3,313    472,992
#   Partners Group Holding AG............................   1,784  1,353,818
    Phoenix Mecano AG....................................     386    257,188
    Plazza AG, Class A...................................     757    172,738
    PSP Swiss Property AG................................   4,478    421,563

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- ------------
SWITZERLAND -- (Continued)
#   Rieter Holding AG....................................   2,697 $    411,011
    Romande Energie Holding SA...........................      81       97,324
    Schaffner Holding AG.................................     330      106,630
    Schindler Holding AG.................................   1,534      347,021
*   Schmolz + Bickenbach AG.............................. 403,439      331,711
    Schweiter Technologies AG............................     801      878,730
    SFS Group AG.........................................   9,443    1,117,618
    SGS SA...............................................     229      596,925
    Siegfried Holding AG.................................   2,697    1,163,424
    Sika AG..............................................  19,620    2,785,811
    Sonova Holding AG....................................   5,419      999,054
    St Galler Kantonalbank AG............................   1,598      821,515
    Straumann Holding AG.................................   2,325    1,805,423
    Sulzer AG............................................  11,393    1,397,427
    Sunrise Communications Group AG......................  27,058    2,384,813
    Swatch Group AG (The)................................   3,229    1,445,270
    Swatch Group AG (The)................................   5,808      477,979
    Swiss Life Holding AG................................   6,834    2,450,526
    Swiss Prime Site AG..................................  28,383    2,601,088
    Swiss Re AG..........................................  24,776    2,271,545
    Swisscom AG..........................................   1,713      804,246
    Swissquote Group Holding SA..........................   7,592      498,921
    Tamedia AG...........................................   1,861      279,050
    Tecan Group AG.......................................   3,582      908,803
    Temenos AG...........................................  15,719    2,529,995
    Thurgauer Kantonalbank...............................     690       71,073
*   Tornos Holding AG....................................   3,870       43,765
#   u-blox Holding AG....................................   5,295      982,700
    UBS Group AG.........................................  91,512    1,504,131
#*  UBS Group AG.........................................  96,175    1,579,194
    Valiant Holding AG...................................  12,334    1,316,574
    Valora Holding AG....................................   3,136      964,117
    Vaudoise Assurances Holding SA.......................     858      441,622
    Vetropack Holding AG.................................     147      300,835
    Vifor Pharma AG......................................   4,497      850,622
*   Von Roll Holding AG..................................   8,846       11,009
    Vontobel Holding AG..................................  22,978    1,593,037
    VP Bank AG...........................................   1,944      379,070
    VZ Holding AG........................................   1,013      322,822
    Walliser Kantonalbank................................     741       80,015
#   Ypsomed Holding AG...................................   1,711      252,591
    Zehnder Group AG.....................................   7,989      347,558
    Zug Estates Holding AG...............................     129      222,686
    Zuger Kantonalbank AG................................      51      299,467
    Zurich Insurance Group AG............................  14,099    4,323,464
                                                                  ------------
TOTAL SWITZERLAND........................................          147,975,464
                                                                  ------------
UNITED KINGDOM -- (14.5%)
    3i Group P.L.C....................................... 276,373    3,432,490
    4imprint Group P.L.C.................................   1,592       42,189
    888 Holdings P.L.C................................... 181,616      592,848
    A.G. Barr P.L.C......................................  70,340      624,514
    AA P.L.C............................................. 199,306      292,713
*   Acacia Mining P.L.C.................................. 139,309      223,939
    Admiral Group P.L.C..................................  25,512      663,176
    Aggreko P.L.C........................................ 181,673    1,770,391
    Anglo American P.L.C................................. 450,994   10,208,621
    Anglo Pacific Group P.L.C............................  95,643      167,394
    Anglo-Eastern Plantations P.L.C......................   5,452       52,355

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
UNITED KINGDOM -- (Continued)
    Antofagasta P.L.C....................................  54,524 $   716,069
#   Arrow Global Group P.L.C............................. 162,912     546,786
    Ashmore Group P.L.C.................................. 145,839     697,428
    Ashtead Group P.L.C..................................  97,961   3,007,345
    Associated British Foods P.L.C.......................  11,073     356,492
    AstraZeneca P.L.C., Sponsored ADR....................  32,071   1,254,938
    Auto Trader Group P.L.C.............................. 202,971   1,132,142
    AVEVA Group P.L.C....................................  18,431     635,888
    Aviva P.L.C.......................................... 753,369   4,937,366
    Avon Rubber P.L.C....................................  11,279     215,548
    B&M European Value Retail SA......................... 228,620   1,237,052
    Babcock International Group P.L.C.................... 341,379   3,199,975
    BAE Systems P.L.C.................................... 200,216   1,713,914
    Balfour Beatty P.L.C.................................  89,853     345,998
    Bank of Georgia Group P.L.C..........................  24,268     581,641
    Barclays P.L.C., Sponsored ADR....................... 259,966   2,688,048
    Barclays P.L.C....................................... 257,747     655,658
    Barratt Developments P.L.C........................... 376,334   2,635,810
    BBA Aviation P.L.C................................... 373,754   1,716,145
    Beazley P.L.C........................................ 281,428   2,071,567
    Bellway P.L.C........................................  81,946   3,132,619
    Berkeley Group Holdings P.L.C. (The).................  51,343   2,513,053
    BHP Billiton P.L.C...................................   3,376      77,694
    BHP Billiton P.L.C., ADR.............................  83,946   3,883,342
    Bloomsbury Publishing P.L.C..........................   6,483      18,047
    Bodycote P.L.C....................................... 137,495   1,805,840
    Bovis Homes Group P.L.C..............................  74,685   1,129,033
    BP P.L.C., Sponsored ADR............................. 244,019  11,002,824
    BP P.L.C............................................. 305,632   2,296,959
    Braemar Shipping Services P.L.C......................  15,684      53,447
    Brewin Dolphin Holdings P.L.C........................ 233,906   1,074,961
    British American Tobacco P.L.C.......................  43,743   2,404,651
    Britvic P.L.C........................................ 130,232   1,372,640
    BT Group P.L.C.......................................  46,311     141,669
*   BTG P.L.C............................................  52,028     362,228
    Bunzl P.L.C..........................................  25,249     750,252
    Burberry Group P.L.C.................................  26,801     740,295
*   Cairn Energy P.L.C................................... 549,226   1,760,330
    Cambian Group P.L.C.................................. 108,530     267,384
    Capita P.L.C......................................... 101,493     215,348
    Capital & Counties Properties P.L.C..................  66,772     241,225
*   Carclo P.L.C.........................................   6,128       9,139
    Card Factory P.L.C................................... 101,290     280,116
#*  Carillion P.L.C...................................... 406,294      60,575
    Carnival P.L.C.......................................   4,660     270,501
#   Carnival P.L.C., ADR.................................   4,899     288,453
    Carr's Group P.L.C...................................  10,633      20,607
    Castings P.L.C.......................................   9,986      54,555
    Centamin P.L.C....................................... 893,952   1,393,679
    Centaur Media P.L.C..................................   3,412       1,987
    Centrica P.L.C....................................... 369,046     721,095
    Chemring Group P.L.C................................. 206,659     621,016
    Chesnara P.L.C.......................................  56,292     296,431
    Cineworld Group P.L.C................................ 667,594   2,370,853
#*  Circassia Pharmaceuticals P.L.C......................  36,010      36,347
    Clarkson P.L.C.......................................  11,478     383,135
    Close Brothers Group P.L.C........................... 108,829   2,265,040
    CLS Holdings P.L.C...................................  47,909     139,165
    CMC Markets P.L.C....................................  91,464     236,680

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
UNITED KINGDOM -- (Continued)
*   Cobham P.L.C......................................... 1,144,743 $1,876,811
    Coca-Cola HBC AG.....................................    38,901  1,396,236
    Communisis P.L.C.....................................   141,257     94,655
    Computacenter P.L.C..................................    51,899  1,066,918
    Connect Group P.L.C..................................    58,525     21,621
    Consort Medical P.L.C................................    19,001    274,881
    Costain Group P.L.C..................................    92,740    529,310
*   Countrywide P.L.C....................................    72,682     46,322
    Cranswick P.L.C......................................    27,796  1,195,484
    Crest Nicholson Holdings P.L.C.......................   230,469  1,149,348
    Croda International P.L.C............................    20,689  1,395,814
    CYBG P.L.C...........................................    45,691    206,976
    Daejan Holdings P.L.C................................     1,943    155,499
    Daily Mail & General Trust P.L.C.....................    84,439    825,369
#   Dairy Crest Group P.L.C..............................   115,297    733,354
    DCC P.L.C............................................    17,872  1,653,467
    De La Rue P.L.C......................................    33,691    223,736
#   Debenhams P.L.C...................................... 1,151,498    181,620
    Dechra Pharmaceuticals P.L.C.........................    17,477    684,408
#   Devro P.L.C..........................................   127,921    330,339
    DFS Furniture P.L.C..................................    47,136    126,872
    Diageo P.L.C., Sponsored ADR.........................     8,127  1,196,863
*   Dialight P.L.C.......................................     4,498     31,371
    Dignity P.L.C........................................    15,901    210,868
    Diploma P.L.C........................................    80,283  1,387,197
    Direct Line Insurance Group P.L.C....................   367,861  1,659,733
    DiscoverIE Group P.L.C...............................    24,274    131,110
    Dixons Carphone P.L.C................................   811,068  1,880,553
    Domino's Pizza Group P.L.C...........................   233,073    964,500
    Drax Group P.L.C.....................................   361,315  1,726,239
    DS Smith P.L.C.......................................   444,057  2,933,870
    Dunelm Group P.L.C...................................    56,732    390,195
    easyJet P.L.C........................................    37,817    803,099
*   EI Group P.L.C.......................................   513,543  1,029,656
    Electrocomponents P.L.C..............................   293,057  2,756,747
    Elementis P.L.C......................................   276,062    940,564
*   EnQuest P.L.C........................................ 1,009,472    478,101
    Entertainment One, Ltd...............................   149,637    703,498
    Equiniti Group P.L.C.................................    29,609     83,192
    Essentra P.L.C.......................................   185,137  1,168,032
    esure Group P.L.C....................................   238,956    638,828
    Euromoney Institutional Investor P.L.C...............    15,789    280,946
    Evraz P.L.C..........................................   128,908    940,418
    Experian P.L.C.......................................    52,061  1,278,212
    FDM Group Holdings P.L.C.............................     8,532    106,533
    Ferguson P.L.C.......................................    13,813  1,089,302
    Ferrexpo P.L.C.......................................   288,015    735,269
    Fidessa Group P.L.C..................................    17,318    876,236
*   Findel P.L.C.........................................    22,193     87,733
*   Firstgroup P.L.C..................................... 1,292,934  1,494,104
*   Flybe Group P.L.C....................................    63,418     33,608
    Foxtons Group P.L.C..................................   154,604    119,150
    Fresnillo P.L.C......................................       219      2,983
    Fuller Smith & Turner P.L.C., Class A................     7,612     97,837
    G4S P.L.C............................................   320,483  1,159,949
    Galliford Try P.L.C..................................    88,826  1,084,817
    Games Workshop Group P.L.C...........................    15,969    627,567
*   Gem Diamonds, Ltd....................................   113,921    175,708
*   Genel Energy P.L.C...................................    10,722     38,001

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
UNITED KINGDOM -- (Continued)
    Genus P.L.C.                                           22,556 $   849,497
*   Georgia Capital P.L.C.                                 24,268     314,835
    Glencore P.L.C.                                       904,238   3,965,476
    Go-Ahead Group P.L.C. (The)                            42,202     854,133
    Gocompare.Com Group P.L.C.                             85,784     136,713
    Grafton Group P.L.C.                                  105,859   1,062,180
    Grainger P.L.C.                                       197,594     793,651
#   Greencore Group P.L.C.                                433,077   1,008,480
#   Greene King P.L.C.                                    253,181   1,709,257
    Greggs P.L.C.                                          93,808   1,297,512
*   Gulf Keystone Petroleum, Ltd.                         140,196     472,454
*   Gulf Marine Services P.L.C.                            12,484       6,578
    GVC CVR                                               462,551      65,751
    GVC Holdings P.L.C.                                   177,707   2,730,257
    Halfords Group P.L.C.                                 181,735     778,797
    Halma P.L.C.                                          134,243   2,476,413
    Hargreaves Lansdown P.L.C.                             31,344     853,860
    Hastings Group Holdings P.L.C.                         88,946     290,715
    Hays P.L.C.                                           792,064   2,064,001
    Headlam Group P.L.C.                                   33,031     198,594
    Helical P.L.C.                                        115,769     485,074
    Henry Boot P.L.C.                                      24,543      84,422
    Hikma Pharmaceuticals P.L.C.                           28,079     604,228
    Hill & Smith Holdings P.L.C.                           61,177   1,206,992
    Hilton Food Group P.L.C.                                6,128      76,894
    Hiscox, Ltd.                                          152,619   3,202,214
    Hochschild Mining P.L.C.                              247,271     565,538
    HomeServe P.L.C.                                      145,294   1,928,119
    Howden Joinery Group P.L.C.                           301,976   1,890,498
    HSBC Holdings P.L.C.                                  158,693   1,519,691
#   HSBC Holdings P.L.C., Sponsored ADR                   249,119  12,062,342
*   Hunting P.L.C.                                        127,774   1,309,191
    Huntsworth P.L.C.                                      68,679     104,777
    Ibstock P.L.C.                                        180,372     581,135
    IG Group Holdings P.L.C.                              177,306   2,140,316
    IMI P.L.C.                                            134,818   2,193,332
    Inchcape P.L.C.                                       219,130   2,027,236
*   Indivior P.L.C.                                       156,209     626,569
    Informa P.L.C.                                        125,353   1,298,463
    Inmarsat P.L.C.                                       106,125     792,951
    InterContinental Hotels Group P.L.C.                    8,307     512,706
#   InterContinental Hotels Group P.L.C., ADR               5,053     314,322
    Intermediate Capital Group P.L.C.                     126,305   1,757,563
    International Consolidated Airlines Group SA           96,420     897,354
    International Personal Finance P.L.C.                  96,324     303,115
#*  Interserve P.L.C.                                      98,723      90,604
    Intertek Group P.L.C.                                  23,108   1,782,605
    Investec P.L.C.                                       294,220   2,129,847
#*  IP Group P.L.C.                                       192,653     313,536
    ITE Group P.L.C.                                      405,149     440,762
    ITV P.L.C.                                            234,522     506,868
    IWG P.L.C.                                            390,069   1,553,317
    J D Wetherspoon P.L.C.                                 51,635     825,913
    J Sainsbury P.L.C.                                    743,214   3,187,100
    James Fisher & Sons P.L.C.                             30,669     725,129
    Jardine Lloyd Thompson Group P.L.C.                    54,508   1,008,019
    JD Sports Fashion P.L.C.                              214,435   1,315,963
    John Laing Group P.L.C.                               114,680     438,480
    John Menzies P.L.C.                                    70,679     600,958

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
UNITED KINGDOM -- (Continued)
    John Wood Group P.L.C................................   536,701 $4,579,007
    Johnson Matthey P.L.C................................    22,833  1,124,934
*   JPJ Group P.L.C......................................    35,179    459,707
    Jupiter Fund Management P.L.C........................   205,889  1,182,992
    Just Group P.L.C.....................................   327,082    465,067
*   KAZ Minerals P.L.C...................................   194,533  2,154,485
    KCOM Group P.L.C.....................................   336,371    412,861
    Keller Group P.L.C...................................    65,307    922,591
#   Kier Group P.L.C.....................................    58,814    745,777
    Kingfisher P.L.C.....................................   396,028  1,539,677
*   Lamprell P.L.C.......................................   166,629    198,621
    Lancashire Holdings, Ltd.............................   143,328  1,076,903
    Legal & General Group P.L.C..........................   457,957  1,575,981
*   Liberty Global P.L.C., Class A.......................    12,962    365,917
*   Liberty Global P.L.C.................................    31,782    862,563
    Lloyds Banking Group P.L.C........................... 4,973,950  4,077,037
    Lloyds Banking Group P.L.C., ADR.....................   139,093    461,789
    London Stock Exchange Group P.L.C....................    15,430    889,289
*   Lonmin P.L.C.........................................   229,955    126,374
    Lookers P.L.C........................................   239,426    331,072
    Low & Bonar P.L.C....................................    79,869     51,182
    LSL Property Services P.L.C..........................    20,195     69,182
    Man Group P.L.C......................................   834,547  1,899,231
*   Management Consulting Group P.L.C....................    88,249      1,597
    Marks & Spencer Group P.L.C..........................   464,141  1,875,895
    Marshalls P.L.C......................................   160,807    913,505
    Marston's P.L.C......................................   666,487    826,243
    McBride P.L.C........................................   132,338    245,364
    McCarthy & Stone P.L.C...............................   220,053    312,719
    Mears Group P.L.C....................................    82,339    351,489
    Mediclinic International P.L.C.......................   136,246    914,567
    Meggitt P.L.C........................................   504,289  3,770,977
    Melrose Industries P.L.C............................. 1,070,021  3,027,784
    Merlin Entertainments P.L.C..........................   111,392    575,834
    Micro Focus International P.L.C......................    27,102    442,235
    Millennium & Copthorne Hotels P.L.C..................   120,611    821,569
    Mitchells & Butlers P.L.C............................   227,132    752,441
    Mitie Group P.L.C....................................   227,234    458,474
    MJ Gleeson P.L.C.....................................     5,317     53,022
    Mondi P.L.C..........................................    43,037  1,183,323
    Moneysupermarket.com Group P.L.C.....................   262,533  1,082,047
    Morgan Advanced Materials P.L.C......................   165,606    774,498
    Morgan Sindall Group P.L.C...........................    25,407    469,734
#*  Mothercare P.L.C.....................................   116,452     32,282
    N Brown Group P.L.C..................................    95,836    182,854
    National Express Group P.L.C.........................   258,412  1,368,621
    NCC Group P.L.C......................................    66,220    191,335
    NEX Group P.L.C......................................   146,441  1,940,249
    Next P.L.C...........................................     6,961    541,944
    Norcros P.L.C........................................    25,367     71,620
    Northgate P.L.C......................................   124,515    713,646
*   Ocado Group P.L.C....................................   220,409  3,193,489
    On the Beach Group P.L.C.............................    45,026    261,813
    OneSavings Bank P.L.C................................   126,121    719,936
*   Ophir Energy P.L.C...................................   559,406    318,285
    Oxford Instruments P.L.C.............................    30,145    376,362
    Pagegroup P.L.C......................................   173,322  1,361,151
    Paragon Banking Group P.L.C..........................   278,140  1,815,712
    PayPoint P.L.C.......................................    27,265    333,762

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
    Pearson P.L.C........................................    65,146 $   789,054
    Pearson P.L.C., Sponsored ADR........................    16,220     195,775
    Pendragon P.L.C...................................... 1,033,708     317,255
    Pennon Group P.L.C...................................    90,502     893,059
    Persimmon P.L.C......................................    63,695   2,071,653
*   Petra Diamonds, Ltd..................................   677,764     409,827
    Petrofac, Ltd........................................   160,588   1,291,291
*   Petropavlovsk P.L.C.................................. 1,424,714     127,866
    Pets at Home Group P.L.C.............................   334,748     510,437
    Phoenix Group Holdings...............................   393,647   3,554,789
    Photo-Me International P.L.C.........................   144,647     211,320
    Playtech P.L.C.......................................   139,732     985,516
    Polypipe Group P.L.C.................................   164,707     812,060
    Porvair P.L.C........................................       501       3,142
*   Premier Foods P.L.C..................................   838,133     453,223
*   Premier Oil P.L.C....................................   770,965   1,296,930
*   Provident Financial P.L.C............................    47,438     416,814
    Prudential P.L.C., ADR...............................     2,030      96,060
    Prudential P.L.C.....................................    55,436   1,307,931
#   PZ Cussons P.L.C.....................................   127,968     390,558
    QinetiQ Group P.L.C..................................   510,268   1,813,654
*   Quilter P.L.C........................................   198,108     402,262
    Randgold Resources, Ltd..............................     2,547     188,584
    Rank Group P.L.C.....................................   109,083     259,702
    Rathbone Brothers P.L.C..............................    21,496     692,761
*   Raven Property Group, Ltd............................    43,071      24,998
*   REA Holdings P.L.C...................................     1,822       7,741
    Reach P.L.C..........................................   269,168     251,413
    Reckitt Benckiser Group P.L.C........................     6,876     612,999
    Redrow P.L.C.........................................   164,184   1,157,471
    RELX P.L.C., Sponsored ADR...........................    32,653     716,733
    RELX P.L.C...........................................       950      20,698
    Renewi P.L.C.........................................   449,238     412,826
    Renishaw P.L.C.......................................    17,603   1,264,074
*   Renold P.L.C.........................................    12,120       5,213
    Rentokil Initial P.L.C...............................   549,881   2,444,750
#   Restaurant Group P.L.C. (The)........................    43,640     151,559
    Rhi Magnesita NV.....................................     7,622     482,687
    Ricardo P.L.C........................................    23,027     244,085
    Rightmove P.L.C......................................    30,324   1,937,291
    Rio Tinto P.L.C......................................     5,471     300,363
#   Rio Tinto P.L.C., Sponsored ADR......................    62,149   3,449,269
    RM P.L.C.............................................    14,211      42,760
    Robert Walters P.L.C.................................    28,473     279,094
    Rolls-Royce Holdings P.L.C...........................   125,627   1,633,343
    Rotork P.L.C.........................................   357,352   1,685,725
*   Royal Bank of Scotland Group P.L.C...................   179,218     599,335
*   Royal Bank of Scotland Group P.L.C., Sponsored ADR...    30,018     203,522
    Royal Dutch Shell P.L.C., Class A....................    67,483   2,312,445
    Royal Dutch Shell P.L.C., Sponsored ADR..............   161,774  11,060,475
#   Royal Dutch Shell P.L.C., Sponsored ADR..............   102,022   7,247,643
    Royal Dutch Shell P.L.C., Class B....................     6,539     229,043
    Royal Mail P.L.C.....................................   479,310   2,948,979
    RPC Group P.L.C......................................   295,695   3,161,122
    RPS Group P.L.C......................................   158,396     510,717
    RSA Insurance Group P.L.C............................   121,163   1,024,737
    Saga P.L.C...........................................   378,274     616,838
    Sage Group P.L.C. (The)..............................   118,808     968,873
    Savills P.L.C........................................   117,491   1,365,572

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
UNITED KINGDOM -- (Continued)
    Schroders P.L.C......................................     7,255 $  296,229
    Schroders P.L.C......................................     4,732    147,482
    SDL P.L.C............................................    41,891    279,823
    Senior P.L.C.........................................   341,631  1,421,739
*   Serco Group P.L.C....................................    31,940     42,397
    Severfield P.L.C.....................................    65,902     71,534
    Severn Trent P.L.C...................................    17,651    447,986
    Shire P.L.C., ADR....................................     3,402    580,415
    Shire P.L.C..........................................     8,763    499,089
    SIG P.L.C............................................   585,916    933,379
    Sky P.L.C............................................    61,716  1,233,047
#   Smith & Nephew P.L.C., Sponsored ADR.................    23,126    811,954
    Smith & Nephew P.L.C.................................    40,935    708,751
    Smiths Group P.L.C...................................    55,681  1,176,731
    Soco International P.L.C.............................   152,615    191,782
    Softcat P.L.C........................................    47,255    501,914
    Spectris P.L.C.......................................    50,464  1,532,798
    Speedy Hire P.L.C....................................   258,982    204,183
    Spirax-Sarco Engineering P.L.C.......................    21,792  1,985,169
    Spire Healthcare Group P.L.C.........................   152,220    495,177
    Spirent Communications P.L.C.........................   321,554    477,624
    Sportech P.L.C.......................................    45,735     44,117
*   Sports Direct International P.L.C....................   175,158    949,979
    SSE P.L.C............................................    85,145  1,395,221
    SSP Group P.L.C......................................   227,085  2,032,032
    St James's Place P.L.C...............................    62,285    985,494
    St. Ives P.L.C.......................................   100,683    134,738
    St. Modwen Properties P.L.C..........................   202,306  1,074,856
    Stagecoach Group P.L.C...............................   359,327    752,045
    Standard Chartered P.L.C.............................   311,400  2,807,998
    Standard Life Aberdeen P.L.C.........................   252,188  1,032,997
    SThree P.L.C.........................................    61,571    271,958
    Stobart Group, Ltd...................................   146,157    450,806
    Stock Spirits Group P.L.C............................    61,782    175,050
    Superdry P.L.C.......................................    43,269    706,391
    Synthomer P.L.C......................................   166,018  1,152,247
    TalkTalk Telecom Group P.L.C.........................   176,147    265,190
    Tate & Lyle P.L.C....................................   223,049  1,824,317
    Taylor Wimpey P.L.C..................................   790,495  1,814,078
    Ted Baker P.L.C......................................    16,448    476,094
    Telecom Plus P.L.C...................................    50,877    689,145
    Tesco P.L.C.......................................... 1,185,455  4,048,334
    Thomas Cook Group P.L.C..............................   850,887  1,069,020
    Topps Tiles P.L.C....................................    82,834     65,546
    TP ICAP P.L.C........................................   265,586    975,113
    Travis Perkins P.L.C.................................   202,460  3,177,174
    Trifast P.L.C........................................    26,856     81,309
    TT Electronics P.L.C.................................    90,893    275,478
    TUI AG...............................................    86,705  1,855,194
    TUI AG...............................................    44,549    953,025
*   Tullow Oil P.L.C..................................... 1,044,937  3,106,338
    U & I Group P.L.C....................................    94,803    275,796
    UDG Healthcare P.L.C.................................    23,997    264,197
    Ultra Electronics Holdings P.L.C.....................    63,422  1,374,258
    United Utilities Group P.L.C.........................    36,035    340,060
    Urban & Civic P.L.C..................................     4,784     19,033
*   Vectura Group P.L.C..................................   471,621    494,941
    Vedanta Resources P.L.C..............................    40,013    429,636
    Vesuvius P.L.C.......................................   116,628    969,355

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES      VALUE>>
                                                          --------- --------------
UNITED KINGDOM -- (Continued)
    Victrex P.L.C........................................    43,643 $    1,808,277
    Virgin Money Holdings UK P.L.C.......................   228,560      1,188,845
    Vitec Group P.L.C. (The).............................    12,644        201,410
    Vodafone Group P.L.C................................. 1,755,059      4,287,540
    Vodafone Group P.L.C., Sponsored ADR.................   142,624      3,501,424
*   Volex P.L.C..........................................     2,165          2,245
    Weir Group P.L.C. (The)..............................     8,516        218,226
    WH Smith P.L.C.......................................    54,039      1,364,391
    Whitbread P.L.C......................................    15,605        801,631
    William Hill P.L.C...................................   481,604      1,879,828
    Wincanton P.L.C......................................    34,495        121,999
*   Wizz Air Holdings P.L.C..............................     3,856        175,416
    Wm Morrison Supermarkets P.L.C....................... 1,351,214      4,633,145
#   WPP P.L.C., Sponsored ADR............................    10,444        818,183
    WPP P.L.C............................................     6,645        103,941
    Xaar P.L.C...........................................    22,436         74,609
    XP Power, Ltd........................................     4,192        197,344
                                                                    --------------
TOTAL UNITED KINGDOM.....................................              414,895,331
                                                                    --------------
UNITED STATES -- (0.0%)
    Hecla Mining Co......................................    33,322        106,630
                                                                    --------------
TOTAL COMMON STOCKS......................................            2,653,485,814
                                                                    --------------
PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
    Bayerische Motoren Werke AG..........................     7,568        626,696
    Biotest AG...........................................    12,291        354,172
    Draegerwerk AG & Co. KGaA............................     6,792        521,607
    Fuchs Petrolub SE....................................    28,799      1,625,959
    Henkel AG & Co. KGaA.................................     2,922        366,676
    Jungheinrich AG......................................    27,352      1,006,677
    Porsche Automobil Holding SE.........................    26,419      1,786,987
    Sartorius AG.........................................     6,448      1,048,291
    Schaeffler AG........................................     2,972         40,743
    Sixt SE..............................................    11,719        976,812
    STO SE & Co. KGaA....................................     1,007        129,467
    Villeroy & Boch AG...................................     8,449        164,581
    Volkswagen AG........................................    25,998      4,631,861
                                                                    --------------
TOTAL GERMANY............................................               13,280,529
                                                                    --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   Fleetwood Corp., Ltd. Rights 08/13/18................    13,608              0
                                                                    --------------
AUSTRIA -- (0.0%)
*   Intercell AG Rights 05/16/13.........................     1,270              0
                                                                    --------------
CANADA -- (0.0%)
#*  Tervita Corp. Warrants 07/19/20......................     2,558            885
                                                                    --------------
FRANCE -- (0.0%)
*   Archos Warrants 12/31/18.............................    19,979            911
                                                                    --------------
JAPAN -- (0.0%)
*   Akatsuki Corp. Rights 12/25/18.......................    12,800         12,706
                                                                    --------------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                              SHARES      VALUE>>
                                                            ---------- --------------
SINGAPORE -- (0.0%)
*     Ezion Holdings, Ltd. Warrants 04/16/23...............    926,727 $            0
*     Thomson Medical Group, Ltd. Warrants 04/24/19........  1,423,200          4,182
                                                                       --------------
TOTAL SINGAPORE............................................                     4,182
                                                                       --------------
TOTAL RIGHTS/WARRANTS......................................                    18,684
                                                                       --------------
TOTAL INVESTMENT SECURITIES................................             2,666,785,027
                                                                       --------------

                                                                          VALUE+
                                                                       --------------
SECURITIES LENDING COLLATERAL -- (6.7%)
@(S)  DFA Short Term Investment Fund....................... 16,562,849    191,648,725
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,377,628,817)^^..................................            $2,858,433,752
                                                                       ==============

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ---------------------------------------------------
                                   LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                ------------- -------------- ------- --------------
Common Stocks
   Australia................... $   4,068,702 $  166,170,333   --    $  170,239,035
   Austria.....................            --     20,547,101   --        20,547,101
   Belgium.....................       653,856     43,690,197   --        44,344,053
   Canada......................   246,804,038          1,229   --       246,805,267
   China.......................            --        162,890   --           162,890
   Denmark.....................            --     52,904,363   --        52,904,363
   Finland.....................            --     57,636,321   --        57,636,321
   France......................       596,893    182,461,627   --       183,058,520
   Germany.....................     5,121,020    170,598,818   --       175,719,838
   Hong Kong...................       287,944     71,200,771   --        71,488,715
   Ireland.....................     2,362,718     14,384,771   --        16,747,489
   Israel......................     1,290,510     19,616,079   --        20,906,589
   Italy.......................       526,760     84,334,463   --        84,861,223
   Japan.......................    10,459,850    657,996,217   --       668,456,067
   Netherlands.................     8,511,580     58,847,836   --        67,359,416
   New Zealand.................         6,547     13,417,580   --        13,424,127
   Norway......................       284,556     28,440,592   --        28,725,148
   Portugal....................            --     10,382,210   --        10,382,210
   Singapore...................       140,861     27,382,581   --        27,523,442
   South Africa................            --      1,212,801   --         1,212,801
   Spain.......................     2,122,433     55,102,310   --        57,224,743
   Sweden......................        29,704     70,749,327   --        70,779,031
   Switzerland.................     9,694,105    138,281,359   --       147,975,464
   United Kingdom..............    63,779,951    351,115,380   --       414,895,331
   United States...............       106,630             --   --           106,630
Preferred Stocks
   Germany.....................            --     13,280,529   --        13,280,529
Rights/Warrants
   Canada......................            --            885   --               885
   France......................            --            911   --               911
   Japan.......................            --         12,706   --            12,706
   Singapore...................            --          4,182   --             4,182
Securities Lending Collateral..            --    191,648,725   --       191,648,725
                                ------------- --------------   --    --------------
TOTAL.......................... $356,848,658. $2,501,585,094   --    $2,858,433,752
                                ============= ==============   ==    ==============

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                               SHARES      VALUE+
                                                              --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company...........................           $155,083,486
Investment in Dimensional Emerging Markets Value Fund of.....             63,568,861
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................ 1,070,986   23,572,397
                                                                        ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $208,109,806)^^......................................           $242,224,744
                                                                        ============

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  -----------------------------------------
                                    LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                  ------------ ------- ------- ------------
Affiliated Investment Companies.. $242,224,744   --      --    $242,224,744
                                  ------------   --      --    ------------
TOTAL............................ $242,224,744   --      --    $242,224,744
                                  ============   ==      ==    ============

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                          SHARES   VALUE>>
                                                          ------- ----------
COMMON STOCKS -- (98.6%)
AUSTRALIA -- (5.0%)
    Accent Group, Ltd....................................  58,588 $   62,327
    Adairs, Ltd..........................................  11,388     19,193
    Ainsworth Game Technology, Ltd.......................  27,497     23,172
*   Alkane Resources, Ltd................................  46,527      7,604
    Ansell, Ltd..........................................  24,999    535,798
    AP Eagers, Ltd.......................................  17,709    112,954
    Apollo Tourism & Leisure, Ltd........................  10,266     12,060
    ARQ Group, Ltd.......................................  21,121     47,419
    Asaleo Care, Ltd.....................................  69,622     36,244
*   Atlas Iron, Ltd...................................... 376,885     11,771
    AUB Group, Ltd.......................................   4,290     41,830
    Ausdrill, Ltd........................................  62,695     85,119
    Austal, Ltd..........................................  71,408     91,322
*   Austin Engineering, Ltd..............................  60,306      9,626
*   Australian Agricultural Co., Ltd..................... 100,941     95,064
    Australian Finance Group, Ltd........................  12,891     14,579
    Australian Pharmaceutical Industries, Ltd............  83,687    105,325
*   Australian Property Systems, Ltd.....................  24,818    116,284
    Australian Vintage, Ltd..............................  55,331     23,045
    Auswide Bank, Ltd....................................   2,707     11,354
    Automotive Holdings Group, Ltd.......................  44,555     90,545
    AVJennings, Ltd......................................  21,750     10,975
    Baby Bunting Group, Ltd..............................  11,571     14,113
    Bank of Queensland, Ltd..............................  77,847    643,578
*   Base Resources, Ltd.................................. 116,490     24,260
    Beach Energy, Ltd.................................... 379,085    537,858
*   Beadell Resources, Ltd............................... 165,633      6,779
    Bega Cheese, Ltd.....................................  30,799    167,575
    Bell Financial Group, Ltd............................  35,130     28,176
    Bendigo & Adelaide Bank, Ltd.........................  95,305    830,136
    BlueScope Steel, Ltd.................................  94,666  1,243,898
    Boral, Ltd........................................... 178,773    883,492
    Brickworks, Ltd......................................  15,540    180,099
    BWX, Ltd.............................................  11,988     50,334
    Cabcharge Australia, Ltd.............................  25,878     45,278
    Caltex Australia, Ltd................................  37,506    907,339
    Capilano Honey, Ltd..................................   1,390     16,564
    Capitol Health, Ltd.................................. 113,336     26,533
*   Cardno, Ltd..........................................  46,369     43,728
*   Carnegie Clean Energy, Ltd........................... 328,120      4,894
*   Cash Converters International, Ltd...................  74,180     18,493
    Cedar Woods Properties, Ltd..........................  12,073     55,103
    Cleanaway Waste Management, Ltd...................... 428,442    592,643
    Codan, Ltd...........................................  10,864     23,674
    Collins Foods, Ltd...................................  20,876     80,877
*   Cooper Energy, Ltd................................... 293,501    103,588
*   CSG, Ltd.............................................  55,439      8,248
    CSR, Ltd.............................................  91,879    289,939
*   Decmil Group, Ltd....................................  36,279     25,499
    Domain Holdings Australia, Ltd.......................  40,869     96,653
    Donaco International, Ltd............................  33,958      4,552
*   Doray Minerals, Ltd..................................  45,144     11,223
    Downer EDI, Ltd...................................... 128,833    707,669
    DWS, Ltd.............................................   9,297      9,610
    Eclipx Group, Ltd....................................  48,369    110,414

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------- --------
AUSTRALIA -- (Continued)
    Elanor Investor Group................................   9,341 $ 14,153
*   Energy World Corp., Ltd.............................. 217,995   25,862
    EQT Holdings, Ltd....................................   3,890   61,258
    Estia Health, Ltd....................................  42,677  102,156
    EVENT Hospitality and Entertainment, Ltd.............  16,148  165,358
    Evolution Mining, Ltd................................ 209,374  434,183
    Experience Co., Ltd..................................  42,884   17,027
    Fairfax Media, Ltd................................... 419,619  253,055
    Finbar Group, Ltd....................................  16,583   12,147
    Fleetwood Corp., Ltd. (6341855)......................  13,313   22,477
    Fleetwood Corp., Ltd. (BFXMKH4)......................   7,254   12,234
    Freedom Foods Group, Ltd.............................   3,713   16,424
*   Freedom Insurance Group, Ltd.........................  53,904   15,653
    G8 Education, Ltd....................................  79,037  146,230
    GBST Holdings, Ltd...................................   7,067   11,886
    Genworth Mortgage Insurance Australia, Ltd...........  59,684  119,342
    Global Construction Services, Ltd....................  40,354   20,126
    GrainCorp, Ltd., Class A.............................  50,444  277,996
    Greencross, Ltd......................................  20,523   64,946
    GWA Group, Ltd.......................................  29,399   71,474
    Harvey Norman Holdings, Ltd.......................... 111,502  294,463
    Healthscope, Ltd..................................... 323,143  524,976
    Helloworld Travel, Ltd...............................   6,616   23,080
*   Horizon Oil, Ltd..................................... 289,312   29,037
    HT&E, Ltd............................................  44,205   82,034
    Huon Aquaculture Group, Ltd..........................   4,197   14,659
*   Imdex, Ltd...........................................  64,661   59,274
    IMF Bentham, Ltd.....................................  28,229   58,357
    Incitec Pivot, Ltd................................... 293,099  826,411
    Independence Group NL................................ 109,553  366,646
    IOOF Holdings, Ltd...................................  52,858  359,597
    IPH, Ltd.............................................  17,569   64,053
    iSelect, Ltd.........................................  25,043   14,983
    iSentia Group, Ltd...................................  29,441   17,292
    IVE Group, Ltd.......................................  16,896   28,262
    Japara Healthcare, Ltd...............................  50,504   69,690
*   Jupiter Mines, Ltd...................................  40,083   11,452
*   Kingsgate Consolidated, Ltd..........................  27,223    4,956
    Link Administration Holdings, Ltd....................  71,362  407,609
*   Lucapa Diamond Co., Ltd..............................  98,965   19,088
    MACA, Ltd............................................  33,221   31,629
*   Macmahon Holdings, Ltd............................... 171,639   30,364
    MaxiTRANS Industries, Ltd............................  29,804   12,520
*   Mayne Pharma Group, Ltd.............................. 247,624  182,385
    McPherson's, Ltd.....................................  19,400   24,356
*   Medusa Mining, Ltd...................................  16,023    4,338
*   Mesoblast, Ltd.......................................  47,976   67,113
    Metals X, Ltd........................................  70,760   37,326
    Metcash, Ltd......................................... 178,959  349,873
    Michael Hill International, Ltd......................  12,726    8,948
    Michael Hill International, Ltd......................  35,939   25,351
    Mineral Resources, Ltd...............................  23,857  294,179
*   MMA Offshore, Ltd.................................... 199,841   40,774
    Monash IVF Group, Ltd................................  26,751   22,256
    Money3 Corp., Ltd....................................  20,036   30,474
    Mortgage Choice, Ltd.................................  16,038   18,712
    Myer Holdings, Ltd...................................  98,154   33,943
    MYOB Group, Ltd......................................  82,108  191,104
    MyState, Ltd.........................................  15,257   55,020

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES   VALUE>>
                                                          --------- --------
AUSTRALIA -- (Continued)
    Navigator Global Investments, Ltd....................    21,454 $ 92,554
*   NetComm Wireless, Ltd................................    27,646   22,906
    New Hope Corp., Ltd..................................    48,414  114,674
    Nine Entertainment Co. Holdings, Ltd.................   135,796  226,214
*   NRW Holdings, Ltd....................................    69,032   87,097
    Nufarm, Ltd..........................................    36,917  196,193
    oOh!media, Ltd.......................................    38,210  137,782
    Orica, Ltd...........................................    52,426  684,842
    Orora, Ltd...........................................   209,617  565,245
    OZ Minerals, Ltd.....................................    67,726  478,261
    Pacific Current Group, Ltd...........................     8,711   46,002
    Pacific Energy, Ltd..................................    47,860   20,625
*   Panoramic Resources, Ltd.............................    79,564   32,853
    Paragon Care, Ltd....................................    31,051   18,475
    Peet, Ltd............................................    63,144   56,414
*   Peninsula Energy, Ltd................................    50,597   11,870
*   Perseus Mining, Ltd..................................   282,700   84,214
    Pioneer Credit, Ltd..................................     6,528   15,860
*   PMP, Ltd.............................................    46,886    8,371
    Premier Investments, Ltd.............................    19,763  255,262
    Primary Health Care, Ltd.............................    98,083  256,336
    Prime Media Group, Ltd...............................    41,520    9,559
    QMS Media, Ltd.......................................    32,974   25,365
    Qube Holdings, Ltd...................................   214,220  412,699
*   Quintis, Ltd.........................................    48,109    4,691
*   Ramelius Resources, Ltd..............................    97,936   40,096
    RCR Tomlinson, Ltd...................................    28,542   59,375
    Reject Shop, Ltd. (The)..............................     9,026   37,478
    Resolute Mining, Ltd.................................   159,907  151,583
    Retail Food Group, Ltd...............................    15,756    4,792
    Ridley Corp., Ltd....................................    58,051   56,862
    Ruralco Holdings, Ltd................................     9,807   20,396
    RXP Services, Ltd....................................    37,395   13,488
    Sandfire Resources NL................................    29,617  162,694
    Scottish Pacific Group, Ltd..........................     3,834    9,053
    Select Harvests, Ltd.................................    21,658   96,583
*   Senex Energy, Ltd....................................   216,337   72,267
    Servcorp, Ltd........................................     9,721   31,442
    Service Stream, Ltd..................................    42,137   49,520
    Seven Group Holdings, Ltd............................    22,169  316,135
    Seven West Media, Ltd................................   174,143  107,598
    Sigma Healthcare, Ltd................................   198,428   72,327
    Silver Chef, Ltd.....................................     5,652   12,468
*   Silver Lake Resources, Ltd...........................   101,360   42,113
    Sims Metal Management, Ltd...........................    38,162  487,205
*   Sino Gas & Energy Holdings, Ltd......................   364,745   65,078
*   Southern Cross Electrical Engineering, Ltd...........    14,718    7,770
    Southern Cross Media Group, Ltd......................    91,893   86,138
    SpeedCast International, Ltd.........................    36,267  167,078
    SRG, Ltd.............................................    11,007   13,541
*   Stanmore Coal, Ltd...................................    33,371   21,282
    Star Entertainment Grp, Ltd. (The)...................   161,320  595,193
    Steadfast Group, Ltd.................................   145,759  316,555
*   Sundance Energy Australia, Ltd....................... 1,244,059   68,338
    Sunland Group, Ltd...................................    37,093   49,577
    Super Retail Group, Ltd..............................    27,118  186,355
    Superloop, Ltd.......................................    16,309   27,390
    Tabcorp Holdings, Ltd................................   123,337  428,375
    Tassal Group, Ltd....................................    36,455  113,214

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
AUSTRALIA -- (Continued)
    Thorn Group, Ltd.....................................  31,128 $    13,762
    TPG Telecom, Ltd.....................................  58,659     251,533
*   Troy Resources, Ltd..................................  40,490       3,903
    Villa World, Ltd.....................................  20,592      33,984
*   Village Roadshow, Ltd................................  16,921      23,900
*   Virgin Australia Holdings, Ltd....................... 312,176      51,007
    Virtus Health, Ltd...................................  14,910      62,247
    Vita Group, Ltd......................................  10,007       7,275
*   Vocus Group, Ltd..................................... 120,188     215,902
    Webster, Ltd.........................................  12,558      16,545
    Western Areas, Ltd...................................  57,495     138,721
*   Westgold Resources, Ltd..............................   9,391      11,111
    Whitehaven Coal, Ltd................................. 126,612     511,755
    WorleyParsons, Ltd...................................  41,109     560,923
    WPP AUNZ, Ltd........................................  45,871      31,389
                                                                  -----------
TOTAL AUSTRALIA..........................................          25,744,680
                                                                  -----------
AUSTRIA -- (0.7%)
    Agrana Beteiligungs AG...............................   3,056      81,315
    Austria Technologie & Systemtechnik AG...............   7,093     166,560
    EVN AG...............................................   7,066     140,551
    Porr AG..............................................   1,672      59,232
    Raiffeisen Bank International AG.....................  27,085     903,154
    Strabag SE...........................................   2,843     114,322
    UBM Development AG...................................     742      36,279
    UNIQA Insurance Group AG.............................  34,746     347,438
    Verbund AG...........................................  13,532     533,536
    Vienna Insurance Group AG Wiener Versicherung Gruppe.   7,650     217,773
    Voestalpine AG.......................................  10,404     520,567
    Wienerberger AG......................................  21,092     517,033
                                                                  -----------
TOTAL AUSTRIA............................................           3,637,760
                                                                  -----------
BELGIUM -- (1.1%)
    Ackermans & van Haaren NV............................   4,011     731,537
    Ageas................................................  32,566   1,746,683
*   AGFA-Gevaert NV......................................  36,204     172,841
    Atenor...............................................     876      50,069
    Banque Nationale de Belgique.........................      33     105,331
    Barco NV.............................................     581      82,466
    Bekaert SA...........................................   6,125     172,046
    Cie d'Entreprises CFE................................   1,395     174,303
    Cie Immobiliere de Belgique SA.......................     463      28,816
    Colruyt SA...........................................   3,678     219,874
    Deceuninck NV........................................  15,841      46,864
    Euronav NV...........................................  35,584     301,125
*   Exmar NV.............................................   8,225      58,484
    Jensen-Group NV......................................     937      34,735
*   Nyrstar NV...........................................  18,297      87,716
    Ontex Group NV.......................................  16,190     489,517
    Orange Belgium SA....................................   6,896     110,621
    Picanol..............................................     480      47,961
    Proximus SADP........................................   8,412     206,171
    Recticel SA..........................................  10,448     120,507
    Resilux..............................................     214      37,780
    Sioen Industries NV..................................   1,845      58,195
    Sipef SA.............................................   1,098      76,476
    TER Beke SA..........................................     132      24,417

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
BELGIUM -- (Continued)
*   Tessenderlo Group SA.................................   6,868 $  276,161
                                                                  ----------
TOTAL BELGIUM............................................          5,460,696
                                                                  ----------
BRAZIL -- (1.6%)
    Aliansce Shopping Centers SA.........................  36,078    145,242
*   Alliar Medicos A Frente SA...........................   8,300     29,168
    Anima Holding SA.....................................   6,600     26,377
*   B2W Cia Digital......................................  41,771    313,285
    Banco ABC Brasil SA..................................   1,006      4,160
    BrasilAgro - Co. Brasileira de Propriedades Agricolas   8,900     33,245
    CCR SA...............................................  23,800     66,772
    Cia de Locacao das Americas..........................  10,900     83,638
    Cia Hering...........................................  21,700     85,278
*   Cia Siderurgica Nacional SA.......................... 140,700    344,131
*   Construtora Tenda SA.................................  13,921     98,622
*   Cosan Logistica SA...................................  32,578     89,402
    Cosan SA.............................................  20,100    197,449
    CSU Cardsystem SA....................................   4,000      7,886
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes......................................  73,400    226,656
*   Direcional Engenharia SA.............................  32,100     59,183
    Duratex SA...........................................  93,795    254,398
    Embraer SA...........................................  87,289    447,690
    Embraer SA, Sponsored ADR............................  17,660    361,147
*   Even Construtora e Incorporadora SA..................  55,700     55,206
    Ez Tec Empreendimentos e Participacoes SA............  14,904     68,776
    Fibria Celulose SA...................................  38,805    765,079
    Fras-Le SA...........................................   7,200      9,400
*   Gafisa SA............................................  16,628     54,181
    Gerdau SA............................................  20,900     69,271
    Grendene SA..........................................  57,300    118,927
    Guararapes Confeccoes SA.............................   1,800     45,920
*   Helbor Empreendimentos SA............................  58,415     16,342
    Iguatemi Empresa de Shopping Centers SA..............  18,298    164,098
    Industrias Romi SA...................................   4,100      6,849
    International Meal Co. Alimentacao SA, Class A.......  38,953     75,762
    Iochpe-Maxion SA.....................................  29,526    181,327
*   JHSF Participacoes SA................................  40,400     11,517
*   JSL SA...............................................  13,500     14,675
*   Kepler Weber SA......................................   3,700     10,262
    Kroton Educacional SA................................ 235,800    709,919
    Magnesita Refratarios SA.............................   7,240    132,231
    Mahle-Metal Leve SA..................................   9,500     69,605
    Marcopolo SA.........................................  15,800     11,787
*   Marfrig Global Foods SA..............................  69,200    151,184
*   Marisa Lojas SA......................................  20,600     24,314
*   Mills Estruturas e Servicos de Engenharia SA.........  40,100     23,184
    Movida Participacoes SA..............................   9,269     14,348
    MRV Engenharia e Participacoes SA....................  80,100    281,918
    Multiplan Empreendimentos Imobiliarios SA............  59,352    317,531
*   Paranapanema SA......................................  82,350     27,645
    Porto Seguro SA......................................  28,084    371,131
    Portobello SA........................................  25,600     29,943
*   Profarma Distribuidora de Produtos Farmaceuticos SA..   4,997      7,296
    Qualicorp Consultoria e Corretora de Seguros SA......  11,800     63,035
    Restoque Comercio e Confeccoes de Roupas SA..........   3,837     26,735
    Santos Brasil Participacoes SA.......................  72,800     52,370
    Sao Martinho SA......................................  36,952    191,981
    SLC Agricola SA......................................  15,900    224,099
*   Springs Global Participacoes SA......................   5,000     10,391

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
BRAZIL -- (Continued)
    Sul America SA.......................................  76,686 $  450,926
    T4F Entretenimento SA................................   9,300     20,814
*   Technos SA...........................................  16,200      8,805
*   Tecnisa SA...........................................  32,211     11,243
*   Terra Santa Agro SA..................................   2,100      5,528
    TPI - Triunfo Participacoes e Investimentos SA.......  16,300      7,470
    Tupy SA..............................................  18,296     98,127
    Usinas Siderurgicas de Minas Gerais SA...............  19,900     64,578
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A......................  18,559     89,747
*   Vulcabras Azaleia SA.................................   9,400     14,100
                                                                  ----------
TOTAL BRAZIL.............................................          8,053,306
                                                                  ----------
CANADA -- (6.1%)
*   5N Plus, Inc.........................................  15,800     41,053
    Acadian Timber Corp..................................   1,500     23,177
*   Advantage Oil & Gas, Ltd.............................  36,000    124,534
    Aecon Group, Inc.....................................  12,000    151,931
    AGF Management, Ltd., Class B........................  16,600     83,584
    AGT Food & Ingredients, Inc..........................   2,300     32,020
*   Air Canada...........................................  10,207    184,626
    AirBoss of America Corp..............................   3,100     35,198
    AKITA Drilling, Ltd., Class A........................   1,700      6,364
*   Alacer Gold Corp.....................................  78,423    170,006
    Alamos Gold, Inc., Class A...........................  87,360    474,122
    Alamos Gold, Inc., Class A...........................   1,380      7,493
    Alaris Royalty Corp..................................   8,600    122,305
    Alcanna, Inc.........................................   7,900     55,568
    Algoma Central Corp..................................   2,700     31,300
*   Alio Gold, Inc.......................................   7,744     10,835
*   Americas Silver Corp.................................   8,600     22,742
*   Amerigo Resources, Ltd...............................  25,000     17,104
*   Argonaut Gold, Inc...................................  44,440     75,157
*   Asanko Gold, Inc.....................................  15,970     15,837
*   Athabasca Oil Corp...................................  92,302    124,171
*   ATS Automation Tooling Systems, Inc..................  13,525    203,366
    AutoCanada, Inc......................................   5,578     62,004
*   B2Gold Corp.......................................... 190,000    473,229
*   Baytex Energy Corp...................................  61,969    192,455
    Birchcliff Energy, Ltd...............................  48,118    190,497
    Black Diamond Group, Ltd.............................   9,300     25,737
*   BlackPearl Resources, Inc............................  68,400     70,459
*   BNK Petroleum, Inc...................................  31,000     10,247
    Bonavista Energy Corp................................  48,061     57,636
    Bonterra Energy Corp.................................   6,394     91,473
*   BSM Technologies, Inc................................   8,500      8,756
    Caledonia Mining Corp. P.L.C.........................   1,100     10,325
*   Calfrac Well Services, Ltd...........................  22,700     86,553
    Cameco Corp..........................................  78,221    845,437
    Canaccord Genuity Group, Inc.........................  23,900    133,018
*   Canacol Energy, Ltd..................................  16,484     53,981
    Canadian Western Bank................................  17,480    490,330
*   Canfor Corp..........................................  12,000    263,090
    Canfor Pulp Products, Inc............................   5,700    119,403
    CanWel Building Materials Group, Ltd.................  12,157     61,773
*   Capstone Mining Corp.................................  75,200     55,496
    Cardinal Energy, Ltd.................................  28,829    118,565
    Cascades, Inc........................................  17,400    166,797
*   Cathedral Energy Services, Ltd.......................  11,100      9,983

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------- --------
CANADA -- (Continued)
*   Celestica, Inc.......................................  13,739 $162,258
*   Celestica, Inc.......................................  13,781  162,933
*   Centerra Gold, Inc...................................  52,546  238,726
    Cervus Equipment Corp................................   2,400   25,479
    CES Energy Solutions Corp............................  11,871   40,791
    Chesswood Group, Ltd.................................   1,300   11,572
*   China Gold International Resources Corp., Ltd........  61,049  106,531
    Clearwater Seafoods, Inc.............................   5,300   20,901
    Cogeco Communications, Inc...........................   4,000  217,089
    Cogeco, Inc..........................................   1,200   57,802
*   Colabor Group, Inc...................................   7,000    2,314
*   Conifex Timber, Inc..................................   2,600    9,674
*   Copper Mountain Mining Corp..........................  29,510   26,542
    Corus Entertainment, Inc., Class B...................  25,485   79,540
    Cott Corp............................................  27,520  439,398
    Crescent Point Energy Corp........................... 107,960  736,138
*   Crew Energy, Inc.....................................  31,300   58,950
*   Delphi Energy Corp...................................  52,500   35,515
*   Detour Gold Corp.....................................  39,922  393,435
    Dorel Industries, Inc., Class B......................   6,200  113,672
*   DREAM Unlimited Corp., Class A.......................  14,400   99,295
*   Dundee Precious Metals, Inc..........................  32,900   78,150
*   Dynacor Gold Mines, Inc..............................   5,700    6,836
*   Echelon Financial Holdings, Inc......................   2,200   20,032
    ECN Capital Corp.....................................  66,622  184,883
    E-L Financial Corp., Ltd.............................     200  126,840
*   Eldorado Gold Corp................................... 129,440  141,296
    Element Fleet Management Corp........................  53,040  255,241
*   Endeavour Mining Corp................................  12,500  228,697
    Enerflex, Ltd........................................  17,399  197,015
*   Energy Fuels, Inc....................................  20,200   59,473
    Enerplus Corp........................................  39,787  519,034
    Ensign Energy Services, Inc..........................  33,162  144,288
    Equitable Group, Inc.................................   2,653  128,484
*   Essential Energy Services Trust......................  18,500    7,395
    Exchange Income Corp.................................   1,500   38,340
    Exco Technologies, Ltd...............................   6,700   48,157
*   EXFO, Inc............................................   7,100   27,836
    Fiera Capital Corp...................................   9,900   91,173
*   First Majestic Silver Corp...........................  31,084  206,215
*   Fortress Global Enterprises, Inc.....................     300      692
*   Fortuna Silver Mines, Inc............................  36,945  201,645
*   Frontera Energy Corp.................................   2,280   33,231
*   GDI Integrated Facility Services, Inc................   1,700   21,341
*   Gear Energy, Ltd.....................................  28,000   29,273
    Genworth MI Canada, Inc..............................  12,471  438,980
    GMP Capital, Inc.....................................   7,200   14,003
    goeasy, Ltd..........................................     700   23,026
*   GoGold Resources, Inc................................  13,500    3,892
*   Gran Tierra Energy, Inc..............................  82,360  275,409
    Granite Oil Corp.....................................   5,100   10,664
*   Guyana Goldfields, Inc...............................  34,600  106,392
*   Havilah Mining Corp..................................     450      121
*   Heroux-Devtek, Inc...................................   6,600   79,072
    High Arctic Energy Services, Inc.....................   6,500   19,387
    High Liner Foods, Inc................................   4,800   33,061
*   Home Capital Group, Inc..............................  13,754  161,768
    Horizon North Logistics, Inc.........................  39,300   74,319
    Hudbay Minerals, Inc.................................  59,909  311,784

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------- --------
CANADA -- (Continued)
    Hudson's Bay Co......................................  23,000 $185,471
*   IAMGOLD Corp......................................... 107,172  589,061
*   Indigo Books & Music, Inc............................   2,000   25,014
    Industrial Alliance Insurance & Financial Services,
      Inc................................................  22,059  907,220
*   Interfor Corp........................................  15,644  247,254
*   Intertain Group, Ltd. (The)..........................   3,800   50,361
*   Iron Bridge Resources, Inc...........................  56,000   32,287
    K-Bro Linen, Inc.....................................   1,300   38,265
*   Kelt Exploration, Ltd................................  30,390  232,215
*   Kinross Gold Corp.................................... 267,353  965,952
    KP Tissue, Inc.......................................   1,600   12,226
    Laurentian Bank of Canada............................   9,292  333,008
*   Leagold Mining Corp..................................  11,400   22,084
    Leon's Furniture, Ltd................................   5,300   74,518
    Linamar Corp.........................................   7,961  363,825
    Lundin Mining Corp................................... 127,111  703,539
    Magellan Aerospace Corp..............................   2,979   36,114
*   Major Drilling Group International, Inc..............  17,900   83,937
*   Mandalay Resources Corp..............................  53,311    7,377
    Maple Leaf Foods, Inc................................  16,400  392,712
    Martinrea International, Inc.........................  18,300  197,933
    Maxar Technologies, Ltd..............................   8,182  400,971
    Mediagrif Interactive Technologies, Inc..............   2,900   23,519
*   MEG Energy Corp......................................  52,509  342,296
    Melcor Developments, Ltd.............................   4,500   50,021
    Mullen Group, Ltd....................................  21,438  264,339
    Nevsun Resources, Ltd................................  70,114  260,330
*   New Gold, Inc........................................ 122,858  153,000
    North American Construction Group, Ltd...............   5,900   38,869
*   NuVista Energy, Ltd..................................  38,400  248,256
*   Obsidian Energy, Ltd................................. 112,964  120,706
    OceanaGold Corp...................................... 142,528  438,261
    Osisko Gold Royalties, Ltd...........................  27,528  261,345
#*  Painted Pony Energy, Ltd.............................  26,332   53,439
    Pan American Silver Corp.............................  29,608  487,075
*   Paramount Resources, Ltd., Class A...................  16,672  187,113
*   Pengrowth Energy Corp................................  99,442   70,328
    Peyto Exploration & Development Corp.................  19,578  161,338
*   PHX Energy Services Corp.............................  11,400   17,878
    Pizza Pizza Royalty Corp.............................   4,500   41,823
    Polaris Infrastructure, Inc..........................   3,600   33,984
*   Precision Drilling Corp..............................  77,200  279,519
*   Premier Gold Mines, Ltd..............................  31,683   59,915
*   Pretium Resources, Inc...............................  14,911  122,305
    Quarterhill, Inc.....................................  24,899   26,797
*   Raging River Exploration, Inc........................  43,522  184,011
    Reitmans Canada, Ltd., Class A.......................  10,700   34,876
    Rocky Mountain Dealerships, Inc......................   2,700   24,948
    Rogers Sugar, Inc....................................  18,600   77,783
    Russel Metals, Inc...................................   3,911   83,340
*   Sandstorm Gold, Ltd..................................  35,799  158,513
    Secure Energy Services, Inc..........................  35,690  216,195
*   SEMAFO, Inc..........................................  70,408  206,756
*   Seven Generations Energy, Ltd., Class A..............  44,590  509,365
    ShawCor, Ltd.........................................  12,972  264,256
*   Sierra Wireless, Inc.................................   7,964  129,177
    Sprott, Inc..........................................  26,400   61,086
*   SSR Mining, Inc......................................  27,198  282,669
    Stantec, Inc.........................................  11,422  298,271

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
CANADA -- (Continued)
*   Stars Group, Inc. (The)..............................      9,824 $   336,516
*   Stars Group, Inc. (The)..............................      8,457     290,075
*   STEP Energy Services, Ltd............................      6,345      45,215
*   Storm Resources, Ltd.................................     14,800      36,748
*   Street Capital Group, Inc............................      9,000       6,019
    Stuart Olson, Inc....................................      4,700      26,917
    Supremex, Inc........................................      3,300       8,016
    Surge Energy, Inc....................................     59,557     112,169
    Tahoe Resources, Inc.................................     66,848     300,106
*   Tamarack Valley Energy, Ltd..........................     32,200     118,815
*   Taseko Mines, Ltd....................................     51,903      46,283
*   Teranga Gold Corp....................................     20,300      71,316
    Tidewater Midstream and Infrastructure, Ltd..........     40,500      39,851
    Timbercreek Financial Corp...........................     11,800      83,997
*   TMAC Resources, Inc..................................      6,500      35,477
    TORC Oil & Gas, Ltd..................................     38,837     227,197
*   Torex Gold Resources, Inc............................     14,464     106,852
    Torstar Corp., Class B...............................      7,900       7,227
    Total Energy Services, Inc...........................     10,432      88,213
    Tourmaline Oil Corp..................................     56,193   1,110,166
    TransAlta Corp.......................................     62,614     356,667
    Transcontinental, Inc., Class A......................     14,600     347,141
*   TransGlobe Energy Corp...............................     19,000      61,637
*   Trican Well Service, Ltd.............................     71,675     150,971
*   Trinidad Drilling, Ltd...............................     59,757      71,662
*   Trisura Group, Ltd...................................      1,400      30,113
    Uni-Select, Inc......................................      7,900     131,540
*   UrtheCast Corp.......................................     14,100       2,818
    Vermilion Energy, Inc................................      5,137     176,818
    VersaBank............................................      3,835      20,283
    Wajax Corp...........................................      4,300      81,581
*   Wesdome Gold Mines, Ltd..............................     23,124      65,060
*   Western Energy Services Corp.........................     20,500      13,710
    Western Forest Products, Inc.........................     83,255     154,881
    WestJet Airlines, Ltd................................      2,556      35,996
    Whitecap Resources, Inc..............................     87,968     580,886
*   Xtreme Drilling Corp.................................      9,697      14,760
    Yamana Gold, Inc.....................................    210,760     672,371
*   Yangarra Resources, Ltd..............................     16,000      59,899
                                                                     -----------
TOTAL CANADA.............................................             31,296,752
                                                                     -----------
CHILE -- (0.3%)
    Besalco SA...........................................     11,628      10,756
    CAP SA...............................................     15,899     164,538
*   Cia Sud Americana de Vapores SA......................  3,372,880      99,323
    Empresa Nacional de Telecomunicaciones SA............      9,231      87,129
*   Empresas AquaChile SA................................     25,817      15,792
    Empresas Hites SA....................................     12,280      10,687
*   Empresas La Polar SA.................................    500,443      29,819
    Grupo Security SA....................................    236,229     112,420
    Inversiones Aguas Metropolitanas SA..................     39,956      63,003
    Inversiones La Construccion SA.......................      5,977     100,281
    Itau CorpBanca....................................... 18,449,805     194,986
    Itau CorpBanca, ADR..................................        900      14,184
    Masisa SA............................................    372,415      23,452
    PAZ Corp. SA.........................................     12,816      20,094
    Ripley Corp. SA......................................    159,706     150,254
    Salfacorp SA.........................................     78,027     120,513
    Sigdo Koppers SA.....................................     25,064      39,497

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
CHILE -- (Continued)
*   SMU SA...............................................    32,179 $    9,587
    Sociedad Matriz SAAM SA..............................   862,403     81,420
    Socovesa SA..........................................    54,873     28,824
    Vina Concha y Toro SA................................    58,420    125,681
                                                                    ----------
TOTAL CHILE..............................................            1,502,240
                                                                    ----------
CHINA -- (7.9%)
*   21Vianet Group, Inc., ADR............................    12,995    122,673
    Agile Group Holdings, Ltd............................   322,000    497,175
*   Aluminum Corp. of China, Ltd., Class H...............   252,000    114,911
    AMVIG Holdings, Ltd..................................    64,000     15,742
    Angang Steel Co., Ltd., Class H......................   198,000    210,848
*   Anton Oilfield Services Group........................   432,000     63,792
*   Art Group Holdings, Ltd..............................   215,000      8,074
    Asia Cement China Holdings Corp......................   100,500     77,524
*   Asia Resources Holdings, Ltd.........................   490,000      7,813
*   ATA, Inc., ADR.......................................     3,000     13,110
    AVIC International Holdings, Ltd., Class H...........    88,000     47,074
    AviChina Industry & Technology Co., Ltd., Class H....   502,000    308,842
    BAIC Motor Corp., Ltd., Class H......................   277,000    230,226
    Bank of Chongqing Co., Ltd., Class H.................   124,500     79,298
    Bank of Tianjin Co., Ltd., Class H...................    63,000     36,731
*   Bank of Zhengzhou Co., Ltd., Class H.................    28,000     15,080
*   Baoye Group Co., Ltd., Class H.......................    46,000     26,671
    BBI Life Sciences Corp...............................    36,000     13,409
    BBMG Corp., Class H..................................   454,000    179,094
#   Beijing Capital International Airport Co., Ltd.,
      Class H............................................   198,000    225,527
    Beijing Capital Land, Ltd., Class H..................   276,000    119,959
*   Beijing Enterprises Clean Energy Group, Ltd.......... 2,900,000     65,162
*   Beijing Enterprises Environment Group, Ltd...........   129,000     12,694
    Beijing Enterprises Holdings, Ltd....................   109,500    534,227
#*  Beijing Enterprises Medical & Health Group, Ltd......   972,000     48,399
    Beijing Enterprises Water Group, Ltd.................   762,000    416,598
#   Beijing North Star Co., Ltd., Class H................   176,000     57,319
*   Beijing Properties Holdings, Ltd.....................   452,000     23,071
#   Beijing Urban Construction Design & Development
      Group Co., Ltd., Class H...........................    83,000     37,668
#   Best Pacific International Holdings, Ltd.............    46,000     16,983
    BII Railway Transportation Technology Holdings Co.,
      Ltd................................................    88,000      5,843
    Binhai Investment Co., Ltd...........................    52,000      9,298
*   Boer Power Holdings, Ltd.............................    32,000      3,183
    Brilliant Circle Holdings International, Ltd.........    80,000      9,605
    BYD Electronic International Co., Ltd................   138,500    162,031
#*  C.banner International Holdings, Ltd.................   226,000     21,611
    Cabbeen Fashion, Ltd.................................    48,000     17,736
*   Capital Environment Holdings, Ltd.................... 1,066,000     30,218
*   CAR, Inc.............................................   162,000    160,853
#*  Carnival Group International Holdings, Ltd........... 2,120,000     93,268
    Carrianna Group Holdings Co., Ltd....................   118,000     17,435
    Central China Real Estate, Ltd.......................   207,000     94,641
    Central China Securities Co., Ltd., Class H..........   270,000     76,585
*   Century Sunshine Group Holdings, Ltd.................   300,000      8,417
*   CGN Meiya Power Holdings Co., Ltd....................   292,000     47,657
    Changshouhua Food Co., Ltd...........................    36,000     16,825
*   Chanjet Information Technology Co., Ltd..............    13,600     19,400
#   Chaowei Power Holdings, Ltd..........................   164,000     81,363
#*  Chiho Environmental Group, Ltd.......................    94,000     36,553
    China Aerospace International Holdings, Ltd..........   502,000     43,507
    China Agri-Industries Holdings, Ltd..................   513,000    203,658
    China All Access Holdings, Ltd.......................   282,000     27,348

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES    VALUE>>
                                                             --------- ----------
CHINA -- (Continued)
#   China Aoyuan Property Group, Ltd........................   293,000 $  215,413
*   China Beidahuang Industry Group Holdings, Ltd...........   344,000     11,406
    China BlueChemical, Ltd.................................   446,000    165,693
#*  China Chengtong Development Group, Ltd..................   638,000     24,001
    China Cinda Asset Management Co., Ltd., Class H......... 1,495,000    420,162
    China Coal Energy Co., Ltd., Class H....................   460,000    193,245
    China Communications Services Corp., Ltd., Class H......   610,000    386,714
    China Conch Venture Holdings, Ltd.......................   307,500  1,160,030
*   China Daye Non-Ferrous Metals Mining, Ltd...............   566,000      4,928
    China Development Bank Financial Leasing Co., Ltd.,
      Class H...............................................   108,000     21,804
#*  China Dynamics Holdings, Ltd............................   520,000      7,702
    China Eastern Airlines Corp., Ltd., Class H.............    56,000     35,009
    China Electronics Huada Technology Co., Ltd.............   258,000     26,315
    China Electronics Optics Valley Union Holding Co., Ltd..   656,000     43,475
*   China Energine International Holdings, Ltd..............   550,000     18,253
    China Energy Engineering Corp., Ltd., Class H........... 1,348,000    178,702
    China Everbright Water, Ltd.............................    61,600     18,101
*   China Fiber Optic Network System Group, Ltd.............   344,000      5,755
    China Financial Services Holdings, Ltd..................   244,000     18,973
#   China Galaxy Securities Co., Ltd., Class H..............   665,500    345,051
*   China Glass Holdings, Ltd...............................    94,000      7,077
    China Hanking Holdings, Ltd.............................   103,000     11,836
#   China Harmony New Energy Auto Holding, Ltd..............   209,500     88,071
#   China High Speed Transmission Equipment Group Co., Ltd..    79,000     98,252
    China Hongqiao Group, Ltd...............................   250,000    237,399
*   China Huiyuan Juice Group, Ltd..........................   110,500     21,328
    China International Marine Containers Group Co., Ltd.,
      Class H...............................................    74,800     85,980
    China Jinmao Holdings Group, Ltd........................   918,000    443,109
    China Lesso Group Holdings, Ltd.........................   358,000    219,879
    China Lilang, Ltd.......................................    39,000     47,647
    China Merchants Land, Ltd...............................   330,000     54,351
*   China Modern Dairy Holdings, Ltd........................   370,000     61,870
    China National Building Material Co., Ltd., Class H.....   962,200  1,047,497
    China New Town Development Co., Ltd.....................   462,500     14,780
    China NT Pharma Group Co., Ltd..........................    71,000     15,238
*   China Nuclear Energy Technology Corp., Ltd..............    80,000      9,393
*   China Oceanwide Holdings, Ltd...........................   724,000     37,027
    China Oil & Gas Group, Ltd.............................. 1,360,000    109,247
    China Oilfield Services, Ltd., Class H..................   174,000    159,113
#   China Oriental Group Co., Ltd...........................   232,000    201,780
    China Overseas Grand Oceans Group, Ltd..................   394,500    137,856
    China Pioneer Pharma Holdings, Ltd......................    35,000     10,036
*   China Properties Group, Ltd.............................   101,000     18,289
    China Reinsurance Group Corp., Class H.................. 1,163,000    243,229
    China Resources Cement Holdings, Ltd....................   392,000    448,144
*   China Ruifeng Renewable Energy Holdings, Ltd............   152,000     11,443
*   China Rundong Auto Group, Ltd...........................    44,000     16,017
    China Sanjiang Fine Chemicals Co., Ltd..................   169,000     52,467
    China SCE Property Holdings, Ltd........................   409,000    183,213
#*  China Shengmu Organic Milk, Ltd......................... 1,018,000     64,300
*   China Silver Group, Ltd.................................   242,000     35,512
#   China Singyes Solar Technologies Holdings, Ltd..........   159,000     50,490
    China South City Holdings, Ltd..........................   732,000    142,118
    China Southern Airlines Co., Ltd., Class H..............   294,000    206,343
    China Starch Holdings, Ltd..............................   520,000     15,388
    China Sunshine Paper Holdings Co., Ltd..................   110,500     24,289
*   China Tianrui Group Cement Co., Ltd.....................    32,000     28,536
    China Traditional Chinese Medicine Holdings Co., Ltd....   352,000    259,668
    China Travel International Investment Hong Kong, Ltd....   538,000    216,392

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES   VALUE>>
                                                          --------- --------
CHINA -- (Continued)
    China Vast Industrial Urban Development Co., Ltd.....    68,000 $ 31,543
*   China Water Industry Group, Ltd......................   260,000   51,014
    China XLX Fertiliser, Ltd............................   112,000   48,069
*   China Yurun Food Group, Ltd..........................   311,000   40,108
    China ZhengTong Auto Services Holdings, Ltd..........   255,500  152,081
#   China Zhongwang Holdings, Ltd........................   432,000  211,708
    Chinasoft International, Ltd.........................   430,000  336,985
    Chongqing Machinery & Electric Co., Ltd., Class H....   340,000   29,368
    Chongqing Rural Commercial Bank Co., Ltd., Class H...   560,000  343,099
    Chu Kong Shipping Enterprise Group Co., Ltd..........    78,000   18,221
    CIFI Holdings Group Co., Ltd.........................   644,000  420,705
    CIMC Enric Holdings, Ltd.............................    88,000   80,608
*   CIMC-TianDa Holdings Co., Ltd........................   380,000   14,557
*   CITIC Dameng Holdings, Ltd...........................   249,000   15,898
#   CITIC Resources Holdings, Ltd........................   702,000   77,954
    Citychamp Watch & Jewellery Group, Ltd...............   160,000   34,050
    Clear Media, Ltd.....................................    36,000   21,706
*   Coastal Greenland, Ltd...............................   292,000   10,064
*   COFCO Meat Holdings, Ltd.............................   456,000   68,570
#   Cogobuy Group........................................   142,000   58,745
#*  Comba Telecom Systems Holdings, Ltd..................   386,193   53,848
    Concord New Energy Group, Ltd........................ 1,350,000   61,038
*   Coolpad Group, Ltd...................................     6,594       28
#*  COSCO SHIPPING Development Co., Ltd., Class H........   845,000  134,862
#   COSCO SHIPPING Energy Transportation Co., Ltd.,
      Class H............................................   348,000  151,458
*   Coslight Technology International Group Co., Ltd.....    32,000   11,630
    Cosmo Lady China Holdings Co., Ltd...................   148,000   74,027
    CP Pokphand Co., Ltd................................. 1,350,000  129,246
#   CPMC Holdings, Ltd...................................   100,000   44,903
#   CRCC High-Tech Equipment Corp., Ltd., Class H........    94,500   22,381
    CT Environmental Group, Ltd..........................   532,000   66,505
*   Da Ming International Holdings, Ltd..................    72,000   23,006
    Dah Chong Hong Holdings, Ltd.........................   220,000  104,615
*   Daphne International Holdings, Ltd...................   328,000   14,656
    Dawnrays Pharmaceutical Holdings, Ltd................    92,000   52,580
*   Differ Group Holding Co., Ltd........................   190,000   14,478
#*  Dongfang Electric Corp., Ltd., Class H...............    94,400   59,004
    Dongyue Group, Ltd...................................   156,000  127,934
    E-Commodities Holdings, Ltd..........................   444,000   28,908
*   eHi Car Services, Ltd., Sponsored ADR................     7,508   96,628
    EVA Precision Industrial Holdings, Ltd...............   314,000   34,442
    Everbright Securities Co., Ltd., Class H.............    55,000   61,547
    Fantasia Holdings Group Co., Ltd.....................   432,000   67,923
    Far East Horizon, Ltd................................   510,000  491,122
#*  FDG Electric Vehicles, Ltd........................... 2,865,000   36,991
*   Feiyu Technology International Co., Ltd..............   118,500    8,783
#*  First Tractor Co., Ltd., Class H.....................   102,000   33,783
#   Fufeng Group, Ltd....................................   397,000  183,375
#*  GCL New Energy Holdings, Ltd......................... 1,924,000   84,910
*   GCL-Poly Energy Holdings, Ltd........................ 3,421,000  301,635
    Gemdale Properties & Investment Corp., Ltd...........   938,000   97,075
*   Glorious Property Holdings, Ltd......................   777,000   44,599
    Golden Eagle Retail Group, Ltd.......................    58,000   69,385
    Golden Meditech Holdings, Ltd........................   136,000   15,421
    Golden Throat Holdings Group Co., Ltd................    21,500    3,592
    Golden Wheel Tiandi Holdings Co., Ltd................   110,000   10,801
    Goldlion Holdings, Ltd...............................    60,000   24,863
#*  GOME Retail Holdings, Ltd............................ 2,806,000  297,775
    Grand Baoxin Auto Group, Ltd.........................   129,000   40,283

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES   VALUE>>
                                                             --------- --------
CHINA -- (Continued)
    Greenland Hong Kong Holdings, Ltd.......................   219,000 $ 79,864
#   Greentown China Holdings, Ltd...........................   163,500  192,956
    Guangdong Yueyun Transportation Co., Ltd., Class H......    35,000   19,825
    Guangshen Railway Co., Ltd., Class H....................   366,000  187,821
    Guangzhou R&F Properties Co., Ltd., Class H.............   203,600  366,559
*   Guodian Technology & Environment Group Corp., Ltd.,
      Class H...............................................   101,000    5,603
#*  Guolian Securities Co., Ltd., Class H...................   118,000   36,250
    Guorui Properties, Ltd..................................   215,000   65,267
*   Haichang Ocean Park Holdings, Ltd.......................   264,000   65,652
    Harbin Bank Co., Ltd., Class H..........................   258,000   56,921
    Harbin Electric Co., Ltd., Class H......................   166,000   50,726
*   Harmonicare Medical Holdings, Ltd.......................   118,000   34,634
#   HC Group, Inc...........................................   104,500   58,703
    Hengdeli Holdings, Ltd..................................   480,000   21,430
    Hilong Holding, Ltd.....................................   231,000   30,857
#   Hisense Kelon Electrical Holdings Co., Ltd., Class H....    65,000   59,337
    HKC Holdings, Ltd.......................................    41,000   35,715
    HNA Infrastructure Co., Ltd., Class H...................    31,000   28,840
*   Honghua Group, Ltd......................................   573,000   44,525
    Honworld Group, Ltd.....................................    49,000   23,576
    Hopson Development Holdings, Ltd........................   168,000  141,474
#   HOSA International, Ltd.................................   162,000    6,511
*   Hua Han Health Industry Holdings, Ltd...................   764,000    9,675
    Hua Hong Semiconductor, Ltd.............................    73,000  257,269
*   Huajun International Group, Ltd.........................        80      305
    Huaneng Renewables Corp., Ltd., Class H................. 1,274,000  474,045
    Huishang Bank Corp., Ltd., Class H......................   173,800   75,269
*   Hydoo International Holding, Ltd........................   256,000   12,881
    Inner Mongolia Yitai Coal Co., Ltd., Class H............    28,300   29,094
#   Jiangnan Group, Ltd.....................................   280,000   16,071
    Jiangxi Copper Co., Ltd., Class H.......................   254,000  321,350
#   Jiayuan International Group, Ltd........................   137,828  267,903
    Jingrui Holdings, Ltd...................................    55,000   22,434
*   JinkoSolar Holding Co., Ltd., ADR.......................     8,648  119,948
    Joy City Property, Ltd..................................   934,000  115,653
    Ju Teng International Holdings, Ltd.....................   206,000   36,981
    Jutal Offshore Oil Services, Ltd........................    50,000   10,306
    K Wah International Holdings, Ltd.......................   329,338  190,883
    Kaisa Group Holdings, Ltd...............................   927,000  375,844
    Kangda International Environmental Co., Ltd.............   216,000   31,933
    Kingboard Holdings, Ltd.................................   164,000  573,905
    Kingboard Laminates Holdings, Ltd.......................   237,500  285,026
    Kingsoft Corp., Ltd.....................................    62,000  150,810
*   Kong Sun Holdings, Ltd.................................. 1,375,000   28,046
    Kunlun Energy Co., Ltd..................................   598,000  517,313
    KWG Property Holding, Ltd...............................   327,500  374,489
    Lai Fung Holdings, Ltd..................................    20,400   28,507
    Lee & Man Chemical Co., Ltd.............................    50,000   40,171
    Lee & Man Paper Manufacturing, Ltd......................   353,000  343,956
    Legend Holdings Corp., Class H..........................    72,100  215,472
#   Lenovo Group, Ltd.......................................   848,000  471,592
*   Leoch International Technology, Ltd.....................   122,000   12,618
*   Li Ning Co., Ltd........................................   143,500  156,545
*   Lianhua Supermarket Holdings Co., Ltd., Class H.........   141,000   38,192
*   Lifestyle China Group, Ltd..............................   194,000   78,893
    LK Technology Holdings, Ltd.............................   115,000   16,831
    Lonking Holdings, Ltd...................................   461,000  211,849
    Luye Pharma Group, Ltd..................................   211,500  206,009
*   Maanshan Iron & Steel Co., Ltd., Class H................   406,000  217,541

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES   VALUE>>
                                                             --------- --------
CHINA -- (Continued)
    Maoye International Holdings, Ltd.......................   188,000 $ 17,754
    Metallurgical Corp. of China, Ltd., Class H.............   520,000  152,595
    Minmetals Land, Ltd.....................................   340,000   57,718
*   Minsheng Education Group Co., Ltd.......................    54,000   12,431
    MOBI Development Co., Ltd...............................    68,000    7,373
    Modern Land China Co., Ltd..............................   247,600   42,653
*   New World Department Store China, Ltd...................   124,000   28,463
    Nine Dragons Paper Holdings, Ltd........................   269,000  333,650
*   North Mining Shares Co., Ltd............................ 2,930,000   17,158
    NVC Lighting Holdings, Ltd..............................   337,000   29,240
#*  O-Net Technologies Group, Ltd...........................    85,000   51,109
    Orient Securities Co., Ltd., Class H....................    53,200   38,881
    Overseas Chinese Town Asia Holdings, Ltd................    50,000   21,992
*   Ozner Water International Holding, Ltd..................   117,000   28,919
#   Pacific Online, Ltd.....................................   100,000   14,270
*   Panda Green Energy Group, Ltd...........................   916,000   47,314
*   Parkson Retail Group, Ltd...............................   316,500   40,100
    PAX Global Technology, Ltd..............................   197,000   94,796
    Poly Culture Group Corp., Ltd., Class H.................    18,400   26,743
    Poly Property Group Co., Ltd............................   533,000  213,186
    Pou Sheng International Holdings, Ltd...................   498,000   98,228
    Powerlong Real Estate Holdings, Ltd.....................   329,000  171,367
*   Prosperity International Holdings HK, Ltd............... 1,120,000    8,699
*   PW Medtech Group, Ltd...................................   206,000   43,603
*   Qingdao Port International Co., Ltd., Class H...........   272,000  198,388
    Qinhuangdao Port Co., Ltd., Class H.....................   148,000   36,082
    Red Star Macalline Group Corp., Ltd., Class H...........    66,377   78,354
*   Renhe Commercial Holdings Co., Ltd...................... 3,770,000   74,511
*   REXLot Holdings, Ltd.................................... 3,600,000    9,663
#*  Ronshine China Holdings, Ltd............................   110,500  134,977
*   Royale Furniture Holdings, Ltd..........................   190,000   15,741
    Sany Heavy Equipment International Holdings Co., Ltd....   250,000   89,786
    Seaspan Corp............................................    19,451  166,890
#*  Semiconductor Manufacturing International Corp..........   475,000  576,040
*   Semiconductor Manufacturing International Corp., ADR....    22,919  140,035
#   Shandong Chenming Paper Holdings, Ltd., Class H.........    93,000   78,978
    Shandong Weigao Group Medical Polymer Co., Ltd., Class H   420,000  321,441
    Shandong Xinhua Pharmaceutical Co., Ltd., Class H.......    54,600   33,503
#*  Shanghai Dasheng Agricultural Finance Technology Co.,
      Ltd., Class H.........................................   608,000    5,661
    Shanghai Haohai Biological Technology Co., Ltd., Class H     8,100   56,290
    Shanghai Industrial Holdings, Ltd.......................   130,000  303,475
    Shanghai Industrial Urban Development Group, Ltd........   396,000   71,792
    Shanghai Jin Jiang International Hotels Group Co.,
      Ltd., Class H.........................................   290,000  104,525
    Shanghai La Chapelle Fashion Co., Ltd., Class H.........    19,200   19,786
*   Shanghai Prime Machinery Co., Ltd., Class H.............   150,000   22,559
*   Shanghai Zendai Property, Ltd........................... 1,085,000   24,339
    Shengjing Bank Co., Ltd., Class H.......................    86,500   52,326
*   Shengli Oil & Gas Pipe Holdings, Ltd....................   118,500    3,234
    Shenguan Holdings Group, Ltd............................   186,000   10,308
    Shenzhen International Holdings, Ltd....................   201,478  372,126
    Shenzhen Investment, Ltd................................   857,717  309,521
    Shimao Property Holdings, Ltd...........................   248,000  705,320
    Shougang Fushan Resources Group, Ltd....................   646,000  156,229
    Shui On Land, Ltd.......................................   943,500  220,603
#*  Shunfeng International Clean Energy, Ltd................   238,000   10,018
    Sihuan Pharmaceutical Holdings Group, Ltd...............   888,000  191,618
#   SIM Technology Group, Ltd...............................   358,000   14,148
    Sino Harbour Holdings Group, Ltd........................   206,000    6,827
#*  Sinofert Holdings, Ltd..................................   518,000   64,115

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES   VALUE>>
                                                          --------- --------
CHINA -- (Continued)
    Sino-Ocean Group Holding, Ltd........................   804,000 $454,755
    Sinopec Engineering Group Co., Ltd., Class H.........   329,500  335,691
    Sinopec Kantons Holdings, Ltd........................   254,000  112,531
    Sinopec Shanghai Petrochemical Co., Ltd., Class H....   656,000  394,443
    Sinopharm Group Co., Ltd., Class H...................    85,200  360,631
    Sinosoft Technology Group, Ltd.......................   133,000   44,977
    Sinotrans, Ltd., Class H.............................   449,000  208,199
#   Sinotruk Hong Kong, Ltd..............................   181,000  255,991
    Skyworth Digital Holdings, Ltd.......................   541,377  212,057
#   SMI Holdings Group, Ltd..............................   265,600   82,009
    SOHO China, Ltd......................................   533,500  251,265
#*  Sparkle Roll Group, Ltd..............................   464,000   18,363
    Springland International Holdings, Ltd...............   261,000   58,911
*   SPT Energy Group, Inc................................   196,000   17,741
*   SRE Group, Ltd....................................... 1,708,000   35,325
    Summi Group Holdings, Ltd............................   148,000   12,451
#   Sun King Power Electronics Group.....................   146,000   25,679
*   Sunshine 100 China Holdings, Ltd.....................   231,000  113,951
    Tarena International, Inc., ADR......................     5,537   49,169
    TCL Electronics Holdings, Ltd........................   144,000   70,214
*   Technovator International, Ltd.......................   138,000   33,794
    Tenfu Cayman Holdings Co., Ltd.......................    77,000   48,397
    Tenwow International Holdings, Ltd...................   120,000    5,954
*   Tesson Holdings, Ltd.................................    18,000    2,199
    Texhong Textile Group, Ltd...........................    61,000   99,516
#   Tian An China Investment Co., Ltd....................   133,000   75,638
    Tian Shan Development Holding, Ltd...................    62,000   18,967
#   Tiangong International Co., Ltd......................   156,000   31,669
    Tianjin Port Development Holdings, Ltd...............   478,000   58,540
    Tianneng Power International, Ltd....................   128,000  176,482
    Tianyun International Holdings, Ltd..................    64,000    9,466
*   Tibet Water Resources, Ltd...........................   488,000  189,771
    Tomson Group, Ltd....................................   180,160   64,338
    Tongda Group Holdings, Ltd...........................   700,000  141,190
    Tonly Electronics Holdings, Ltd......................    15,000   14,564
#   Top Spring International Holdings, Ltd...............    79,000   26,520
*   Tou Rong Chang Fu Group, Ltd......................... 1,212,000   18,221
    TPV Technology, Ltd..................................   240,000   24,496
    Trigiant Group, Ltd..................................   120,000   18,376
#   Truly International Holdings, Ltd....................   236,000   36,173
*   Tuniu Corp., Sponsored ADR...........................     7,010   52,575
    Uni-President China Holdings, Ltd....................   155,000  179,481
    United Energy Group, Ltd............................. 1,356,000  195,446
#   Universal Medical Financial & Technical Advisory
      Services Co., Ltd..................................   221,500  179,590
    Vinda International Holdings, Ltd....................    49,000   89,313
    Wasion Holdings, Ltd.................................   140,000   74,922
    Weichai Power Co., Ltd., Class H.....................   361,000  441,660
    West China Cement, Ltd...............................   698,000  122,966
#   Wisdom Sports Group..................................   208,000   19,148
*   Wison Engineering Services Co., Ltd..................   150,000   23,474
    Xiamen International Port Co., Ltd., Class H.........   230,000   35,503
*   Xinchen China Power Holdings, Ltd....................    97,000    9,927
    Xingda International Holdings, Ltd...................   243,550   77,387
    Xingfa Aluminium Holdings, Ltd.......................    46,000   35,287
    Xinjiang Goldwind Science & Technology Co., Ltd.,
      Class H............................................    76,400   97,597
*   Xinjiang Xinxin Mining Industry Co., Ltd., Class H...   176,000   23,382
    Xinyi Solar Holdings, Ltd............................   570,000  170,026
    Xinyuan Real Estate Co., Ltd., ADR...................     9,848   46,286
    Xtep International Holdings, Ltd.....................   185,500  116,643

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
CHINA -- (Continued)
*   Yanchang Petroleum International, Ltd................ 1,200,000 $    14,820
    Yanzhou Coal Mining Co., Ltd., Class H...............    54,000      67,457
#*  Yashili International Holdings, Ltd..................   225,000      45,268
#   Yeebo International Holdings, Ltd....................   102,000      23,434
    Yip's Chemical Holdings, Ltd.........................    78,000      27,366
#*  Youyuan International Holdings, Ltd..................    79,000      31,411
*   Yuanda China Holdings, Ltd...........................   150,000       1,876
*   YuanShengTai Dairy Farm, Ltd.........................   623,000      16,290
    Yuexiu Property Co., Ltd............................. 1,738,000     330,564
    Yuzhou Properties Co., Ltd...........................   318,000     180,176
#   Zhaojin Mining Industry Co., Ltd., Class H...........   232,000     187,321
*   Zhong An Real Estate, Ltd............................   533,000      27,893
#   Zhongsheng Group Holdings, Ltd.......................    95,000     216,739
    Zhuhai Holdings Investment Group, Ltd................   208,000      23,612
#   Zoomlion Heavy Industry Science and Technology Co.,
      Ltd., Class H......................................   426,000     171,991
                                                                    -----------
TOTAL CHINA..............................................            40,284,719
                                                                    -----------
COLOMBIA -- (0.1%)
    Almacenes Exito SA...................................    57,866     325,115
*   CEMEX Latam Holdings SA..............................    19,771      49,932
    Grupo Argos SA.......................................     8,683      58,277
    Mineros SA...........................................    12,242      10,122
                                                                    -----------
TOTAL COLOMBIA...........................................               443,446
                                                                    -----------
DENMARK -- (1.6%)
    Alm Brand A.S........................................    18,735     194,683
*   Bang &Olufsen A.S....................................     8,493     206,458
    BankNordik P/F.......................................     1,321      23,114
*   Bavarian Nordic A.S..................................     6,088     185,789
    Brodrene Hartmann A.S................................       569      33,156
    Columbus A.S.........................................    16,530      39,673
*   D/S Norden A.S.......................................     7,133     131,522
    DFDS A.S.............................................     6,329     416,857
    FLSmidth & Co. A.S...................................     9,240     608,112
    GronlandsBANKEN A.S..................................        75       7,035
*   H+H International A.S., Class B......................     4,178      63,856
    Harboes Bryggeri A.S., Class B.......................       929      13,292
    IC Group A.S.........................................     2,068      53,567
    ISS A.S..............................................    26,033     972,414
    Jyske Bank A.S.......................................    15,911     901,189
    Matas A.S............................................     8,233      66,189
*   Nilfisk Holding A.S..................................     4,761     246,331
*   NKT A.S..............................................     6,370     171,493
    NNIT A.S.............................................     1,386      35,994
    North Media A.S......................................     1,885      11,232
    Pandora A.S..........................................     4,079     289,659
    Parken Sport & Entertainment A.S.....................     1,264      17,049
    Per Aarsleff Holding A.S.............................     4,739     169,280
    Ringkjoebing Landbobank A.S..........................     6,313     356,793
    Rockwool International A.S., Class A.................       682     243,890
    Rockwool International A.S., Class B.................     1,289     516,120
    RTX A.S..............................................       491      15,096
*   Santa Fe Group A.S...................................     4,008      15,801
    Scandinavian Tobacco Group A.S., Class A.............     8,452     137,445
    Schouw & Co., A.S....................................     2,954     274,069
    Solar A.S., Class B..................................     1,306      82,258
    Spar Nord Bank A.S...................................    18,027     194,412
    Sydbank A.S..........................................    17,454     647,767

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
DENMARK -- (Continued)
*   TK Development A.S................................... 21,717 $   23,021
    Topdanmark A.S.......................................  8,267    355,053
    TORM P.L.C...........................................  3,278     25,457
    Tryg A.S............................................. 16,976    415,546
*   Vestjysk Bank A.S.................................... 39,919     14,151
                                                                 ----------
TOTAL DENMARK............................................         8,174,823
                                                                 ----------
FINLAND -- (1.1%)
*   Afarak Group Oyj..................................... 14,794     16,619
    Ahlstrom-Munksjo Oyj.................................  4,449     85,328
    Aktia Bank Oyj.......................................  5,471     57,617
    Amer Sports Oyj...................................... 16,185    518,965
    Apetit Oyj...........................................    705     10,778
    Aspo Oyj.............................................  2,763     29,402
    Atria Oyj............................................  2,231     24,743
    Bittium Oyj..........................................  4,750     27,700
    Cargotec Oyj.........................................  5,496    272,998
    Cramo Oyj............................................  5,715    122,059
    Finnair Oyj.......................................... 10,270     95,632
    Fiskars Oyj Abp......................................  5,252    117,956
    HKScan Oyj, Class A..................................  4,896     15,159
    Huhtamaki Oyj........................................  8,253    296,391
    Kemira Oyj........................................... 17,196    225,716
    Kesko Oyj, Class A...................................  2,389    131,955
    Kesko Oyj, Class B...................................  9,225    518,062
    Konecranes Oyj.......................................  7,981    308,841
    Lassila & Tikanoja Oyj...............................  2,530     50,844
    Metsa Board Oyj...................................... 34,502    357,691
    Metso Oyj............................................ 11,765    430,911
    Nokian Renkaat Oyj................................... 11,572    501,861
    Olvi Oyj, Class A....................................  1,772     66,728
    Oriola Oyj, Class B.................................. 13,132     42,365
    Outokumpu Oyj........................................ 49,287    333,604
    Pihlajalinna Oyj.....................................    824     10,855
    Ramirent Oyj......................................... 10,074    100,897
    Rapala VMC Oyj.......................................  2,534     10,874
    Sanoma Oyj...........................................  9,745     96,521
    SRV Group Oyj........................................  3,329     10,527
*   Stockmann Oyj Abp (5462371)..........................  1,609      7,888
*   Stockmann Oyj Abp (5462393)..........................  5,888     29,011
    Stora Enso Oyj, Class R..............................  5,404     89,179
    Teleste Oyj..........................................    663      5,489
    Tokmanni Group Corp..................................  2,694     22,354
    Valmet Oyj........................................... 14,421    299,600
    YIT Oyj.............................................. 18,659    126,871
                                                                 ----------
TOTAL FINLAND............................................         5,469,991
                                                                 ----------
FRANCE -- (4.0%)
    ABC arbitrage........................................  7,886     65,842
    Actia Group..........................................  2,765     25,556
*   Adocia...............................................    984     20,751
*   Air France-KLM....................................... 43,527    397,245
    AKWEL................................................  2,241     55,682
    Albioma SA...........................................  6,690    148,639
    Altran Technologies SA............................... 34,555    328,821
    Antalis International SAS............................  5,900     10,013
    APRIL SA.............................................  3,075     48,871
*   Archos............................................... 13,581     13,509

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
FRANCE -- (Continued)
    Arkema SA............................................ 10,891 $1,363,803
    Assystem.............................................  1,318     43,112
    Axway Software SA....................................  1,894     42,817
    Beneteau SA..........................................  7,080    116,004
    Bigben Interactive...................................  4,235     53,596
    Bonduelle SCA........................................  3,412    123,930
#*  Bourbon Corp.........................................  6,171     31,483
    Burelle SA...........................................     63     96,724
    Casino Guichard Perrachon SA......................... 12,265    497,986
    Catering International Services......................    510      9,660
*   Cegedim SA...........................................  1,195     46,015
*   CGG SA............................................... 77,312    210,897
    Chargeurs SA.........................................  4,449    128,676
    Cie des Alpes........................................  2,015     69,698
*   Coface SA............................................ 26,115    234,347
    Eiffage SA........................................... 14,431  1,612,675
    Elior Group SA....................................... 17,204    280,893
    Elis SA.............................................. 32,942    756,163
    Eramet...............................................  2,084    206,192
*   Erytech Pharma SA....................................    673      7,712
*   Esso SA Francaise....................................    630     33,864
*   Etablissements Maurel et Prom........................  7,662     56,186
    Europcar Mobility Group.............................. 14,366    144,077
    Eutelsat Communications SA........................... 34,118    730,385
    Exel Industries, Class A.............................    396     49,085
    Faurecia SA..........................................  8,599    584,115
    Fleury Michon SA.....................................    176     10,330
*   Fnac Darty SA (V7VQL46)..............................  3,748    340,068
    GL Events............................................  2,205     62,798
    Groupe Crit..........................................    634     53,707
    Groupe Open..........................................  1,154     38,875
    Guerbet..............................................    791     55,068
    Haulotte Group SA....................................  3,289     49,361
    HERIGE SADCS.........................................    241      9,894
    Imerys SA............................................  2,860    221,827
    Ingenico Group SA....................................  8,180    677,540
    IPSOS................................................ 10,300    344,172
    Jacquet Metal Service SA.............................  2,930     86,264
    JCDecaux SA..........................................  1,495     48,864
    Korian SA............................................ 11,508    403,071
    Lagardere SCA........................................ 23,584    688,173
    Laurent-Perrier......................................    607     75,895
    Le Belier............................................    479     28,654
    Linedata Services....................................    712     29,379
    LISI.................................................  4,396    152,391
    Maisons France Confort SA............................    483     23,827
    Manitou BF SA........................................  2,169     82,442
    Manutan International................................    765     71,578
    Mersen SA............................................  4,237    174,735
*   METabolic EXplorer SA................................  4,107      9,791
    Mr Bricolage.........................................    841     12,943
*   Naturex..............................................  1,420    224,692
    Neopost SA...........................................  8,091    209,130
    Nexans SA............................................  7,274    243,297
    Nexity SA............................................ 11,826    727,680
    NRJ Group............................................  4,442     45,516
*   OL Groupe SA.........................................  4,185     14,669
*   Onxeo SA.............................................  9,314     13,449
*   Parrot SA............................................  3,907     19,081

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------ -----------
FRANCE -- (Continued)
*   Pierre & Vacances SA.................................  1,173 $    37,025
    Plastivaloire........................................  2,332      41,000
    PSB Industries SA....................................    290      16,926
    Rallye SA............................................  7,515      88,391
    Rexel SA............................................. 76,137   1,190,771
    Robertet SA..........................................    116      67,906
    Rothschild & Co......................................  5,189     188,741
    Samse SA.............................................    101      18,658
    Savencia SA..........................................  1,013      89,002
    SCOR SE.............................................. 11,622     452,139
    Seche Environnement SA...............................  1,014      33,519
*   Sequana SA...........................................  7,954       4,194
    SES SA............................................... 76,066   1,519,531
    Societe BIC SA.......................................  3,584     342,786
*   Societe des Bains de Mer et du Cercle des Etrangers
      a Monaco...........................................  1,091      68,111
    Societe Marseillaise du Tunnel Prado-Carenage SA.....    179       4,276
    SPIE SA.............................................. 17,060     323,050
*   Stallergenes Greer P.L.C.............................    952      30,421
*   Ste Industrielle d'Aviation Latecoere SA............. 16,497      77,891
    Stef SA..............................................    645      74,640
    Sword Group..........................................  1,280      52,326
    Synergie SA..........................................  1,341      62,569
    Tarkett SA...........................................  4,076     109,313
*   Technicolor SA....................................... 35,515      49,715
    Television Francaise 1............................... 18,336     198,975
    TFF Group............................................    643      29,369
    Thermador Groupe.....................................    902      59,650
    Total Gabon..........................................    182      29,074
*   Touax SA.............................................    791       7,909
*   Vallourec SA......................................... 86,238     554,793
*   Valneva SE...........................................  4,053      19,644
    Vetoquinol SA........................................    891      57,291
    Vicat SA.............................................  4,747     307,085
    VIEL & Cie SA........................................  3,477      21,071
    Vilmorin & Cie SA....................................  1,241      85,003
*   Virbac SA............................................    935     133,205
    Vranken-Pommery Monopole SA..........................    634      18,018
                                                                 -----------
TOTAL FRANCE.............................................         20,358,173
                                                                 -----------
GERMANY -- (4.9%)
    7C Solarparken AG....................................  2,916       9,003
    Aareal Bank AG....................................... 14,064     646,321
    Adler Modemaerkte AG.................................  1,247       5,815
*   ADVA Optical Networking SE........................... 11,320      95,230
*   AIXTRON SE...........................................    940      13,525
    Allgeier SE..........................................  1,181      46,718
    Aurubis AG...........................................  9,473     775,393
    Axel Springer SE.....................................  7,565     565,270
    Bauer AG.............................................  2,540      56,330
    BayWa AG.............................................  3,517     119,404
    Bertrandt AG.........................................  1,590     160,894
    Bijou Brigitte AG....................................    978      45,815
    Bilfinger SE.........................................  7,367     379,334
    Borussia Dortmund GmbH & Co. KGaA.................... 14,558     105,179
    CANCOM SE............................................  5,442     294,599
    CENTROTEC Sustainable AG.............................  1,508      22,502
    Cewe Stiftung & Co. KGAA.............................  1,280     117,209
    comdirect bank AG....................................  6,635      98,210
    Corestate Capital Holding SA.........................    459      24,935

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
GERMANY -- (Continued)
    CropEnergies AG......................................  4,332 $   24,573
    Deutsche Pfandbriefbank AG........................... 27,536    431,301
    Deutz AG............................................. 28,868    262,418
*   Dialog Semiconductor P.L.C...........................  8,526    147,985
    DMG Mori AG..........................................  6,757    358,876
    Draegerwerk AG & Co. KGaA............................    674     41,062
    Eckert & Ziegler AG..................................    787     38,120
    EDAG Engineering Group AG............................  1,291     26,421
    Elmos Semiconductor AG...............................  2,687     72,413
    ElringKlinger AG.....................................  7,814     99,176
    Energiekontor AG.....................................    738     12,644
*   Euromicron AG........................................  1,994     14,840
    First Sensor AG......................................  1,987     53,697
    FORTEC Elektronik AG.................................    585     16,215
    Francotyp-Postalia Holding AG, Class A...............  1,903      8,250
    Fraport AG Frankfurt Airport Services Worldwide......  8,977    896,146
    Freenet AG........................................... 31,600    905,603
    GEA Group AG......................................... 13,651    533,545
    Gerresheimer AG......................................  6,650    566,214
*   Gerry Weber International AG.........................  4,651     31,449
    Gesco AG.............................................  2,252     80,455
    GFT Technologies SE..................................  2,935     46,780
    Grammer AG...........................................  2,901    202,183
    H&R GmbH & Co. KGaA..................................  2,448     32,831
    Hamburger Hafen und Logistik AG......................  4,983    114,940
*   Hapag-Lloyd AG.......................................  1,435     58,268
*   Heidelberger Druckmaschinen AG....................... 58,273    167,338
    Hella GmbH & Co KGaA.................................  7,026    413,913
    Highlight Communications AG..........................  1,774     11,037
*   HolidayCheck Group AG................................  6,854     30,368
    Hornbach Baumarkt AG.................................  2,035     60,327
    Hornbach Holding AG & Co. KGaA.......................  1,768    123,035
    Indus Holding AG.....................................  4,497    282,238
    IVU Traffic Technologies AG..........................  4,491     27,105
    Jenoptik AG..........................................  8,497    341,818
    K+S AG............................................... 44,982  1,189,274
    KION Group AG........................................  9,651    662,337
    Kloeckner & Co. SE................................... 21,008    231,414
    Koenig & Bauer AG....................................  2,894    224,966
    Krones AG............................................  3,314    409,960
    KSB SE & Co. KGaA....................................     44     18,456
    KWS Saat SE..........................................    422    166,404
    Lanxess AG........................................... 19,336  1,588,841
    Leifheit AG..........................................  1,700     40,700
    Leoni AG.............................................  7,643    389,882
*   LPKF Laser & Electronics AG..........................  1,663     14,373
*   Manz AG..............................................    900     37,574
    MasterFlex SE........................................  1,309     13,698
    Mediclin AG..........................................  5,270     37,602
    METRO AG............................................. 42,036    519,114
    MLP SE............................................... 14,466     94,416
*   Nordex SE............................................ 16,136    181,227
    OSRAM Licht AG....................................... 17,451    779,161
    Paragon GmbH & Co. KGaA..............................    298     15,978
    Patrizia Immobilien AG............................... 11,657    262,956
*   Petro Welt Technologies AG...........................  2,336     16,110
    PNE AG............................................... 16,656     49,108
    Progress-Werk Oberkirch AG...........................    468     20,198
    PSI Software AG......................................  2,016     41,133

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
GERMANY -- (Continued)
    Puma SE..............................................       337 $   169,152
*   PVA TePla AG.........................................       650      13,994
    QSC AG...............................................    26,909      46,629
    Rheinmetall AG.......................................     8,922   1,078,236
    RHOEN-KLINIKUM AG....................................     7,982     234,467
    RWE AG...............................................    51,929   1,362,839
    SAF-Holland SA.......................................     8,869     147,527
    Salzgitter AG........................................     9,223     456,130
*   Schaltbau Holding AG.................................     1,244      38,397
    Schloss Wachenheim AG................................       908      20,545
*   Senvion SA...........................................     2,039      18,912
*   SGL Carbon SE........................................     6,577      77,699
    SHW AG...............................................     1,188      44,239
    Sixt Leasing SE......................................     2,437      48,625
    Sixt SE..............................................     2,096     271,464
    SMA Solar Technology AG..............................     2,710     114,519
*   SMT Scharf AG........................................       967      17,319
    Softing AG...........................................     1,101      10,225
    Software AG..........................................    12,781     603,303
    Suedzucker AG........................................    14,078     205,433
*   SUESS MicroTec SE....................................     4,556      76,690
    Surteco Group SE.....................................     1,940      56,645
    Takkt AG.............................................     8,152     153,684
*   Talanx AG............................................    11,000     420,935
*   Tele Columbus AG.....................................    14,911      92,287
*   Tom Tailor Holding SE................................     7,555      56,414
    Traffic Systems SE...................................     1,246      26,661
    Uniper SE............................................    33,621   1,049,779
    VERBIO Vereinigte BioEnergie AG......................     4,422      32,016
    Vossloh AG...........................................     1,966     101,800
    VTG AG...............................................     3,453     224,944
    Wacker Chemie AG.....................................     4,104     596,711
    Wacker Neuson SE.....................................     6,716     173,450
    Wuestenrot &Wuerttembergische AG.....................     5,324     116,184
    Zeal Network SE......................................     1,828      51,748
                                                                    -----------
TOTAL GERMANY............................................            25,329,754
                                                                    -----------
HONG KONG -- (2.0%)
    Agritrade Resources, Ltd.............................   545,000     118,774
    Allied Properties HK, Ltd............................   290,000      66,887
*   Applied Development Holdings, Ltd....................   475,000      33,419
    APT Satellite Holdings, Ltd..........................    89,000      33,892
    Asia Financial Holdings, Ltd.........................    32,000      19,584
    Associated International Hotels, Ltd.................    12,000      36,417
    Automated Systems Holdings, Ltd......................   110,400      17,334
    BOC Aviation, Ltd....................................    27,000     170,064
#   Bright Smart Securities & Commodities Group, Ltd.....   110,000      29,063
*   Brightoil Petroleum Holdings, Ltd....................   238,000      17,056
    Cathay Pacific Airways, Ltd..........................   188,000     290,600
    Century City International Holdings, Ltd.............   224,000      20,579
    Cheuk Nang Holdings, Ltd.............................    33,451      20,462
    Chevalier International Holdings, Ltd................    20,000      30,940
*   China Best Group Holding, Ltd........................ 1,380,000      12,310
*   China Energy Development Holdings, Ltd...............   690,000       6,767
    China Flavors & Fragrances Co., Ltd..................    52,000      17,931
    China Goldjoy Group, Ltd.............................   688,000      42,188
    Chong Hing Bank, Ltd.................................    34,000      63,176
    Chow Sang Sang Holdings International, Ltd...........    50,000      87,833
    CHTC Fong's International Co., Ltd...................    44,000       8,171

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES   VALUE>>
                                                          --------- --------
HONG KONG -- (Continued)
    Chuang's Consortium International, Ltd...............   180,000 $ 38,329
    CITIC Telecom International Holdings, Ltd............   307,000   86,968
    CK Life Sciences Intl Holdings, Inc..................   618,000   41,816
*   CMMB Vision Holdings, Ltd............................   320,000    5,182
    CNQC International Holdings, Ltd.....................   115,000   30,956
    CNT Group, Ltd.......................................   150,000    6,873
#   Cowell e Holdings, Inc...............................    76,000   16,028
*   Crocodile Garments...................................    69,000    6,774
    CSI Properties, Ltd.................................. 1,310,000   73,444
    CW Group Holdings, Ltd...............................   183,500    5,400
    Dah Sing Banking Group, Ltd..........................    80,000  169,938
    Dah Sing Financial Holdings, Ltd.....................    35,200  223,402
    Eagle Nice International Holdings, Ltd...............    44,000   20,659
    Emperor International Holdings, Ltd..................   270,000   77,441
#*  Esprit Holdings, Ltd.................................   366,100   99,062
*   eSun Holdings, Ltd...................................   268,000   43,417
    Far East Consortium International, Ltd...............   251,795  141,237
#*  FIH Mobile, Ltd......................................   405,000   61,526
    First Pacific Co., Ltd...............................   464,000  215,601
*   First Shanghai Investments, Ltd......................   184,000   12,742
    Fountain SET Holdings, Ltd...........................   142,000   21,366
    Get Nice Financial Group, Ltd........................   105,050   13,248
    Get Nice Holdings, Ltd............................... 1,462,000   51,317
#*  Global Brands Group Holding, Ltd..................... 1,168,000   66,432
    Goodbaby International Holdings, Ltd.................   231,000  121,101
*   Greenheart Group, Ltd................................    41,800    4,810
    Guoco Group, Ltd.....................................     6,000   98,991
    Guotai Junan International Holdings, Ltd.............   520,000  121,598
#   Haitong International Securities Group, Ltd..........   436,425  197,231
    Hang Lung Group, Ltd.................................   143,000  423,133
    Hanison Construction Holdings, Ltd...................   105,877   18,354
    Harbour Centre Development, Ltd......................    17,000   32,624
    HKR International, Ltd...............................   142,400   88,480
    Hon Kwok Land Investment Co., Ltd....................    54,000   29,942
#   Hong Kong Aircraft Engineering Co., Ltd..............    10,400   91,829
#   Hong Kong International Construction Investment
      Management Group Co., Ltd..........................   112,000   26,157
    Hongkong & Shanghai Hotels, Ltd. (The)...............   134,000  188,024
    Hopewell Holdings, Ltd...............................   118,000  419,191
*   Hsin Chong Group Holdings, Ltd.......................   532,000    4,446
    Hung Hing Printing Group, Ltd........................    48,000    9,056
#   Hutchison Telecommunications Hong Kong Holdings, Ltd.   318,000  113,832
    International Housewares Retail Co., Ltd.............    64,000   16,162
    IPE Group, Ltd.......................................    75,000   12,490
*   IRC, Ltd............................................. 1,216,000   21,132
    IT, Ltd..............................................    68,000   44,779
    ITC Properties Group, Ltd............................    76,000   23,617
    Jacobson Pharma Corp., Ltd...........................   180,000   42,464
    Johnson Electric Holdings, Ltd.......................    69,000  204,522
    Kader Holdings Co., Ltd..............................   136,000   22,588
    Kerry Logistics Network, Ltd.........................   109,000  142,761
    Kerry Properties, Ltd................................    99,000  502,204
    Kingmaker Footwear Holdings, Ltd.....................    74,000   19,339
    Kowloon Development Co., Ltd.........................    77,000   89,741
    Lai Sun Development Co., Ltd.........................    49,500   84,925
    Lai Sun Garment International, Ltd...................    60,200   88,190
    Landsea Green Group Co., Ltd.........................   264,000   31,617
    Li & Fung, Ltd.......................................   734,000  248,907
    Liu Chong Hing Investment, Ltd.......................    32,000   50,602

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES   VALUE>>
                                                          --------- --------
HONG KONG -- (Continued)
    Luk Fook Holdings International, Ltd.................    63,000 $224,143
    Luks Group Vietnam Holdings Co., Ltd.................    30,000    9,367
    Lung Kee Bermuda Holdings............................    32,000   15,663
*   Man Sang International, Ltd..........................   150,000    8,958
#*  Master Glory Group, Ltd.............................. 2,400,000   12,803
    Melco International Development, Ltd.................    92,000  261,690
    Midland Holdings, Ltd................................    80,000   21,977
    Ming Fai International Holdings, Ltd.................   106,000   14,034
    Miramar Hotel & Investment...........................    48,000   91,539
    Modern Dental Group, Ltd.............................   151,000   36,006
*   Mongolian Mining Corp................................ 1,070,000   16,227
    Nameson Holdings, Ltd................................   104,000   17,782
*   New Times Energy Corp., Ltd..........................   618,000   10,719
*   NewOcean Energy Holdings, Ltd........................   200,000   49,513
    Orient Overseas International, Ltd...................    36,500  383,878
*   Pacific Andes International Holdings, Ltd............   668,000    2,332
*   Pacific Basin Shipping, Ltd..........................   925,000  241,733
    Paliburg Holdings, Ltd...............................    86,000   35,206
    PCCW, Ltd............................................   587,000  342,792
    Pico Far East Holdings, Ltd..........................    74,000   30,653
    Playmates Holdings, Ltd..............................   240,000   31,531
    Polytec Asset Holdings, Ltd..........................   325,000   35,289
    Public Financial Holdings, Ltd.......................    76,000   31,921
*   PYI Corp., Ltd....................................... 1,338,000   24,406
    Regal Hotels International Holdings, Ltd.............    68,000   38,910
    SAS Dragon Holdings, Ltd.............................    64,000   21,219
    Shangri-La Asia, Ltd.................................   132,000  216,630
    Shenwan Hongyuan HK, Ltd.............................    65,000   17,043
*   Silver Base Group Holdings, Ltd......................   249,000   17,795
    Singamas Container Holdings, Ltd.....................   282,000   36,014
#*  Sino Oil And Gas Holdings, Ltd....................... 4,770,000   18,854
    Sitoy Group Holdings, Ltd............................    81,000   23,452
    SmarTone Telecommunications Holdings, Ltd............    54,000   55,871
    Soundwill Holdings, Ltd..............................    23,500   37,490
*   South China Financial Holdings, Ltd.................. 1,700,000    6,499
*   South China Holdings Co., Ltd........................   190,000    5,508
    Stella International Holdings, Ltd...................    87,500   99,202
#*  Summit Ascent Holdings, Ltd..........................   158,000   16,132
    Sun Hung Kai & Co., Ltd..............................   143,000   83,574
    Tao Heung Holdings, Ltd..............................   133,000   23,057
#   Television Broadcasts, Ltd...........................    65,100  202,107
#   Texwinca Holdings, Ltd...............................   162,000   71,320
#   Town Health International Medical Group, Ltd.........   764,000   25,191
    Transport International Holdings, Ltd................    41,600  120,344
*   Trinity, Ltd.........................................   118,000    9,360
    Tsui Wah Holdings, Ltd...............................    58,000    7,026
#   United Laboratories International Holdings, Ltd.
      (The)..............................................   138,000  131,598
*   Universe International Financial Holdings, Ltd.......   135,000   12,900
    Vantage International Holdings, Ltd..................    96,000    9,429
    Vedan International Holdings, Ltd....................    80,000    7,889
*   Victory City International Holdings, Ltd............. 1,222,000   19,799
    VSTECS Holdings, Ltd.................................   144,000   78,158
    Wai Kee Holdings, Ltd................................    48,000   25,049
    Win Hanverky Holdings, Ltd...........................    70,000    6,161
    Wing On Co. International, Ltd.......................    20,000   73,668
    Wing Tai Properties, Ltd.............................    72,000   56,364
    Wong's Kong King International.......................    80,000   11,730
    Xinyi Glass Holdings, Ltd............................   218,000  258,048

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
HONG KONG -- (Continued)
    Yue Yuen Industrial Holdings, Ltd....................  72,500 $   195,075
                                                                  -----------
TOTAL HONG KONG..........................................          10,296,072
                                                                  -----------
INDIA -- (3.4%)
    Aarti Drugs, Ltd.....................................   1,309      10,694
*   Aban Offshore, Ltd...................................   4,866       7,808
    ACC, Ltd.............................................     653      14,636
    Adani Enterprises, Ltd...............................  47,929     136,573
*   Adani Green Energy, Ltd..............................  36,474      32,121
*   Adani Power, Ltd..................................... 177,907      81,127
*   Aditya Birla Capital, Ltd............................  67,218     143,869
    Alembic Pharmaceuticals, Ltd.........................   5,218      42,728
    Alembic, Ltd.........................................  15,848       9,555
*   Allahabad Bank.......................................  31,594      21,048
    Allcargo Logistics, Ltd..............................  10,423      18,260
    Anant Raj, Ltd.......................................  24,606      15,850
*   Andhra Bank..........................................  40,312      20,688
    Andhra Sugars, Ltd. (The)............................   1,664       9,235
    Apar Industries, Ltd.................................   1,626      14,717
    Apollo Hospitals Enterprise, Ltd.....................  17,269     240,410
    Apollo Tyres, Ltd....................................  59,452     255,092
    Arvind, Ltd..........................................  24,226     148,852
    Ashiana Housing, Ltd.................................   3,606       7,058
    Ashoka Buildcon, Ltd.................................  11,423      24,624
    Asian Granito India, Ltd.............................   1,476       6,446
    Atul, Ltd............................................   1,482      61,654
    Aurobindo Pharma, Ltd................................   5,203      44,894
*   Bajaj Hindusthan Sugar, Ltd..........................  77,437       7,463
    Bajaj Holdings & Investment, Ltd.....................   2,015      85,442
    Balaji Telefilms, Ltd................................   4,057       6,853
*   Ballarpur Industries, Ltd............................ 159,717      22,749
    Balmer Lawrie & Co., Ltd.............................   8,795      28,276
    Balrampur Chini Mills, Ltd...........................  20,672      21,985
    Banco Products India, Ltd............................   3,807      11,400
    Bank of Baroda.......................................  92,428     207,078
*   Bank of India........................................  23,653      32,622
    Bannari Amman Sugars, Ltd............................     400       8,360
    BEML, Ltd............................................   1,599      21,018
    Biocon, Ltd..........................................  17,451     148,976
    Birla Corp., Ltd.....................................   4,098      46,676
    Bliss Gvs Pharma, Ltd................................   9,745      24,406
    Bodal Chemicals, Ltd.................................   4,733       8,921
*   Bombay Rayon Fashions, Ltd...........................  16,206       4,745
    Brigade Enterprises, Ltd.............................   7,735      22,219
    Canara Bank..........................................  27,742     115,624
    Capital First, Ltd...................................   3,872      30,875
    Carborundum Universal, Ltd...........................   5,653      30,227
    Ceat, Ltd............................................   4,557      92,191
*   CG Power and Industrial Solutions, Ltd...............  80,447      74,822
    Chambal Fertilizers & Chemicals, Ltd.................  29,997      64,079
    Chennai Super Kings Cricket, Ltd.....................  33,314         205
    Cholamandalam Investment and Finance Co., Ltd........   4,941     103,246
    City Union Bank, Ltd.................................  48,184     121,509
    Clariant Chemicals India, Ltd........................   1,294       7,704
    Coromandel International, Ltd........................  11,341      70,912
*   Corp. Bank...........................................  22,755       9,263
    Cox & Kings, Ltd.....................................  17,636      55,770
    Cyient, Ltd..........................................  10,755     109,947
    Dalmia Bharat, Ltd...................................   3,677     142,655

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------- --------
INDIA -- (Continued)
*   DB Corp., Ltd........................................   1,997 $  6,845
*   DB Realty, Ltd.......................................  12,742    6,628
    DCB Bank, Ltd........................................  35,470   85,050
    DCM Shriram, Ltd.....................................   8,218   39,650
    Deepak Fertilisers & Petrochemicals Corp., Ltd.......   4,967   20,066
    Deepak Nitrite, Ltd..................................   5,821   20,447
    Delta Corp., Ltd.....................................   9,086   33,938
*   DEN Networks, Ltd....................................  13,897   10,416
*   Dena Bank............................................ 102,707   24,241
    Dewan Housing Finance Corp., Ltd.....................  32,603  286,662
    Dhampur Sugar Mills, Ltd.............................   6,373    7,916
*   Dishman Carbogen Amcis, Ltd..........................   9,244   34,715
    Divi's Laboratories, Ltd.............................   1,049   17,595
    DLF, Ltd.............................................  65,645  188,188
*   Dredging Corp. of India, Ltd.........................   1,984   14,273
    eClerx Services, Ltd.................................   2,967   56,028
*   EID Parry India, Ltd.................................  10,423   34,867
    EIH, Ltd.............................................  22,745   56,160
    Electrosteel Castings, Ltd...........................  26,137    8,416
    Engineers India, Ltd.................................  27,526   54,702
    Entertainment Network India, Ltd.....................     956   10,041
*   Eros International Media, Ltd........................   5,517    9,516
    Essel Propack, Ltd...................................  12,158   18,579
    Exide Industries, Ltd................................  36,064  147,853
    FDC, Ltd.............................................   6,847   23,986
    Federal Bank, Ltd.................................... 305,791  398,801
*   Federal-Mogul Goetze India, Ltd......................   2,233   14,413
    FIEM Industries, Ltd.................................     859    9,805
    Finolex Industries, Ltd..............................   6,297   52,450
*   Firstsource Solutions, Ltd...........................  49,505   52,085
*   Fortis Healthcare, Ltd...............................  72,224  147,506
    Future Enterprises, Ltd..............................  26,832   14,678
    Future Lifestyle Fashions, Ltd.......................   3,190   19,598
*   Future Retail, Ltd...................................   5,712   44,655
    Gateway Distriparks, Ltd.............................  12,340   30,007
    Gati, Ltd............................................   9,843   15,235
*   Gayatri Highways, Ltd................................  10,332      527
*   Gayatri Projects, Ltd................................  10,332   30,758
    Genus Power Infrastructures, Ltd.....................   8,591    5,266
    GHCL, Ltd............................................   6,025   21,835
    GIC Housing Finance, Ltd.............................   2,271   11,744
    Glenmark Pharmaceuticals, Ltd........................  17,470  148,981
*   Godawari Power and Ispat, Ltd........................   2,820   17,374
    Godfrey Phillips India, Ltd..........................   2,053   23,870
    Granules India, Ltd..................................  18,184   27,477
    Grasim Industries, Ltd...............................  24,895  372,803
    Great Eastern Shipping Co., Ltd. (The)...............  12,230   53,927
    Greaves Cotton, Ltd..................................  12,934   27,600
    Gujarat Alkalies & Chemicals, Ltd....................   3,823   29,927
    Gujarat Ambuja Exports, Ltd..........................   5,661   18,020
    Gujarat Fluorochemicals, Ltd.........................   5,043   55,738
    Gujarat Mineral Development Corp., Ltd...............  25,917   43,394
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd..   8,616   52,355
    Gujarat Pipavav Port, Ltd............................  36,112   61,191
    Gujarat State Petronet, Ltd..........................  29,260   84,549
*   Hathway Cable & Datacom, Ltd.........................  53,718   13,356
    HBL Power Systems, Ltd...............................  10,867    5,693
    HeidelbergCement India, Ltd..........................   9,822   22,963
    Heritage Foods, Ltd..................................   1,009    9,132

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------- --------
INDIA -- (Continued)
    Hikal, Ltd...........................................   9,005 $ 19,063
    HIL, Ltd.............................................     480   14,797
*   Himachal Futuristic Communications, Ltd.............. 103,165   39,243
    Hinduja Global Solutions, Ltd........................   1,469   17,226
    Hinduja Ventures, Ltd................................     844    7,417
    Hindustan Media Ventures, Ltd........................   2,725    7,079
    Honda SIEL Power Products, Ltd.......................     505    9,584
*   Housing Development & Infrastructure, Ltd............  42,843   15,128
    HSIL, Ltd............................................   5,251   25,480
    I G Petrochemicals, Ltd..............................   1,550   10,302
*   Idea Cellular, Ltd................................... 226,689  180,817
    IDFC Bank, Ltd....................................... 239,580  140,674
    IDFC, Ltd............................................ 193,597  132,152
*   IFCI, Ltd............................................ 195,619   49,236
    IIFL Holdings, Ltd...................................  24,794  243,106
*   IL&FS Transportation Networks, Ltd...................  16,134    9,839
    India Cements, Ltd. (The)............................  33,314   57,011
    India Glycols, Ltd...................................   3,170   22,910
    Indiabulls Integrated Services, Ltd..................   3,287   23,562
*   Indiabulls Real Estate, Ltd..........................  42,230   92,999
*   Indian Bank..........................................  19,369  101,110
    Indian Hotels Co., Ltd. (The)........................  28,076   54,463
    Indian Hume Pipe Co., Ltd............................   4,202   17,663
*   Indian Overseas Bank................................. 123,586   26,680
    Indo Count Industries, Ltd...........................   8,158    9,732
    Indoco Remedies, Ltd.................................   2,710    8,052
    INEOS Styrolution India, Ltd.........................   1,405   15,189
    Ingersoll-Rand India, Ltd............................   1,657   12,448
*   Inox Leisure, Ltd....................................   8,188   23,095
*   Inox Wind, Ltd.......................................   9,662   12,969
    Insecticides India, Ltd..............................     528    5,884
*   Intellect Design Arena, Ltd..........................   3,465   10,434
*   International Paper APPM, Ltd........................   1,693    8,650
    Ipca Laboratories, Ltd...............................  10,160  112,475
    ITD Cementation India, Ltd...........................   5,292   10,275
    J Kumar Infraprojects, Ltd...........................   5,013   14,658
    Jagran Prakashan, Ltd................................  17,230   29,440
    Jain Irrigation Systems, Ltd.........................  70,388   84,432
*   Jaiprakash Associates, Ltd........................... 251,146   54,265
*   Jammu & Kashmir Bank, Ltd. (The).....................  39,640   33,488
*   Jaypee Infratech, Ltd................................  86,176    5,802
    JB Chemicals & Pharmaceuticals, Ltd..................   3,541   14,218
    Jindal Poly Films, Ltd...............................   1,754    6,444
    Jindal Saw, Ltd......................................  28,520   36,845
*   Jindal Stainless Hisar, Ltd..........................   6,241   11,613
*   Jindal Stainless, Ltd................................  18,906   16,028
*   Jindal Steel & Power, Ltd............................  67,984  203,580
    JK Cement, Ltd.......................................   2,985   33,573
    JK Lakshmi Cement, Ltd...............................   4,450   21,964
*   JK Paper, Ltd........................................  12,273   22,593
    JK Tyre & Industries, Ltd............................  11,596   22,075
    JM Financial, Ltd....................................  37,220   64,358
    JMC Projects India, Ltd..............................   1,145    9,072
*   JSW Energy, Ltd......................................  84,735   82,328
    Jubilant Life Sciences, Ltd..........................  13,841  150,016
*   Just Dial, Ltd.......................................   5,155   42,413
    Kalpataru Power Transmission, Ltd....................   5,875   32,007
    Kalyani Steels, Ltd..................................   4,674   17,411
    Karnataka Bank, Ltd. (The)...........................  30,949   52,409

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
INDIA -- (Continued)
    Karur Vysya Bank, Ltd. (The)......................... 60,555 $ 88,768
    Kaveri Seed Co., Ltd.................................  5,380   48,107
    KCP, Ltd.............................................  5,424    8,287
    Kesoram Industries, Ltd..............................  8,765   10,671
*   Kiri Industries, Ltd.................................  1,161    9,198
    Kirloskar Brothers, Ltd..............................  3,469   13,857
    Kirloskar Oil Engines, Ltd...........................  7,610   28,805
    Kitex Garments, Ltd..................................  2,720    4,661
    KNR Constructions, Ltd...............................  6,091   20,556
    Kolte-Patil Developers, Ltd..........................  3,052   11,839
    KPIT Technologies, Ltd............................... 27,966  121,322
    KPR Mill, Ltd........................................  2,394   22,861
    KRBL, Ltd............................................  4,251   21,500
    KSB Pumps, Ltd.......................................  1,337   15,291
    L&T Finance Holdings, Ltd............................ 61,204  157,390
    Lakshmi Machine Works, Ltd...........................    394   43,984
*   Lakshmi Vilas Bank, Ltd. (The).......................  9,041   13,475
    Larsen & Toubro Infotech, Ltd........................  4,310  118,161
    Laurus Labs, Ltd.....................................  4,742   31,562
    LG Balakrishnan & Bros, Ltd..........................  1,438   11,611
    LIC Housing Finance, Ltd............................. 37,377  287,856
    Linde India, Ltd.....................................  3,348   21,023
    LT Foods, Ltd........................................ 18,567   16,125
*   Mahindra CIE Automotive, Ltd......................... 19,585   73,640
    Mahindra Lifespace Developers, Ltd...................  5,046   39,872
    Maithan Alloys, Ltd..................................  1,147   10,980
    Majesco, Ltd.........................................  1,423    9,493
    Man Infraconstruction, Ltd........................... 12,988    9,080
    Manappuram Finance, Ltd.............................. 90,129  138,514
    Mangalam Cement, Ltd.................................  1,581    5,701
    Marksans Pharma, Ltd................................. 41,168   16,795
    Mastek, Ltd..........................................  2,556   20,526
*   Max India, Ltd....................................... 11,181   13,247
    McLeod Russel India, Ltd.............................  8,584   16,681
    Meghmani Organics, Ltd............................... 14,717   19,216
    Mercator, Ltd........................................ 19,887    6,239
    Merck, Ltd...........................................  1,383   45,526
    Mindtree, Ltd........................................ 15,885  216,806
    Mirza International, Ltd.............................  8,381   12,363
    MM Forgings, Ltd.....................................  1,438   13,115
    Monte Carlo Fashions, Ltd............................  1,076    6,565
    Mphasis, Ltd......................................... 14,908  252,386
    MRF, Ltd.............................................    158  183,079
    Multi Commodity Exchange of India, Ltd...............  1,646   21,203
    Munjal Showa, Ltd....................................  2,173    6,909
    Muthoot Finance, Ltd................................. 24,216  142,786
*   Nagarjuna Fertilizers & Chemicals, Ltd............... 32,993    6,658
    National Aluminium Co., Ltd.......................... 87,229   78,632
    Nava Bharat Ventures, Ltd............................ 20,038   38,966
    Navin Fluorine International, Ltd....................  1,665   16,313
*   Navkar Corp., Ltd....................................  5,162    9,887
    Navneet Education, Ltd...............................  6,550   10,609
    NCC, Ltd............................................. 94,727  128,274
    NESCO, Ltd...........................................  2,733   20,704
    NIIT Technologies, Ltd...............................  5,996  107,820
*   NIIT, Ltd............................................ 12,442   17,274
    Nilkamal, Ltd........................................  1,710   44,528
    Oberoi Realty, Ltd................................... 15,620  112,304
    OCL India, Ltd.......................................  1,709   29,929

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------- --------
INDIA -- (Continued)
    Omaxe, Ltd...........................................   3,156 $ 10,348
    Orient Cement, Ltd...................................   7,237   13,248
*   Orient Electric, Ltd.................................   7,666   16,095
    Orient Paper & Industries, Ltd.......................   7,666    3,504
*   Oriental Bank of Commerce............................  12,870   15,254
    Oriental Carbon & Chemicals, Ltd.....................   1,088   18,446
    Paisalo Digital, Ltd.................................   2,324   10,370
    Panama Petrochem, Ltd................................   3,520    8,038
    Parag Milk Foods, Ltd................................   5,742   24,746
*   Patel Engineering, Ltd...............................   6,217    3,795
    PC Jeweller, Ltd.....................................  21,395   28,539
    Persistent Systems, Ltd..............................   9,041  110,252
    Petronet LNG, Ltd....................................  82,393  275,014
    Pfizer, Ltd..........................................   2,450   95,659
    Phillips Carbon Black, Ltd...........................   8,230   30,821
    Piramal Enterprises, Ltd.............................   1,558   60,699
    Polyplex Corp., Ltd..................................   1,537    9,972
    Power Finance Corp., Ltd............................. 111,068  141,841
    Power Mech Projects, Ltd.............................     880   12,478
    Prabhat Dairy, Ltd...................................   5,195   11,540
    Praj Industries, Ltd.................................  14,719   17,013
*   Prakash Industries, Ltd..............................  12,015   24,680
    Precision Camshafts, Ltd.............................   4,791    5,520
    Prestige Estates Projects, Ltd.......................  25,451   93,890
    PTC India Financial Services, Ltd....................  38,975   10,768
    PTC India, Ltd.......................................  42,176   51,084
*   Punjab & Sind Bank...................................  13,226    6,001
*   Punjab National Bank.................................  24,318   30,257
    Puravankara, Ltd.....................................   4,764    7,344
    Quick Heal Technologies, Ltd.........................   3,225   12,625
    Radico Khaitan, Ltd..................................   8,334   53,402
    Rain Commodities, Ltd................................  25,025   72,168
    Rajesh Exports, Ltd..................................  11,983   98,950
    Rallis India, Ltd....................................   9,419   27,545
    Ramco Cements, Ltd. (The)............................   2,912   30,591
*   Ramco Systems, Ltd...................................   1,448    7,707
    Rane Holdings, Ltd...................................     319    9,312
    Rashtriya Chemicals & Fertilizers, Ltd...............  39,338   41,068
    Ratnamani Metals & Tubes, Ltd........................   2,824   35,710
*   RattanIndia Power, Ltd...............................  91,896    5,044
    Raymond, Ltd.........................................   5,379   65,279
    Redington India, Ltd.................................  53,692   84,489
*   Reliance Communications, Ltd......................... 235,400   50,331
*   Reliance Home Finance, Ltd...........................  19,835   18,178
*   Reliance Power, Ltd.................................. 120,512   58,966
*   Religare Enterprises, Ltd............................  23,864   16,296
    Repco Home Finance, Ltd..............................   7,631   66,925
    Rico Auto Industries, Ltd............................   6,872    7,235
    Rural Electrification Corp., Ltd..................... 123,482  212,048
    Sadbhav Engineering, Ltd.............................  14,474   57,974
    Sagar Cements, Ltd...................................   1,098   13,072
*   Sanghi Industries, Ltd...............................  16,773   22,552
    Sanwaria Consumer, Ltd...............................  48,465    9,499
    Sarda Energy & Minerals, Ltd.........................   1,792   10,371
    Sasken Technologies, Ltd.............................     912   12,656
*   Savita Oil Technologies, Ltd.........................     410    7,660
    Sequent Scientific, Ltd..............................  12,214    9,325
    SH Kelkar & Co., Ltd.................................   2,898    8,329
    Shanthi Gears, Ltd...................................   3,881    7,859

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------- --------
INDIA -- (Continued)
    Sharda Cropchem, Ltd.................................   3,427 $ 18,438
    Shilpa Medicare, Ltd.................................   3,018   17,795
*   Shipping Corp. of India, Ltd.........................  25,286   23,405
    Shriram City Union Finance, Ltd......................   3,568   99,678
*   Shriram EPC, Ltd.....................................  45,708   10,736
    Shriram Transport Finance Co., Ltd...................  20,203  408,895
*   Sical Logistics, Ltd.................................   2,968    7,506
    Simplex Infrastructures, Ltd.........................   2,715   17,620
    Sintex Industries, Ltd...............................  57,537   12,055
*   Sintex Plastics Technology, Ltd......................  57,537   34,614
    Siyaram Silk Mills, Ltd..............................   2,860   22,561
    Skipper, Ltd.........................................   2,957    6,878
    SML ISUZU, Ltd.......................................     912   10,494
*   Snowman Logistics, Ltd...............................  15,581   10,575
    Sobha, Ltd...........................................  10,497   72,354
*   Solara Active Pharma Sciences, Ltd...................   1,711    4,440
    Somany Ceramics, Ltd.................................   1,443   11,583
    Sonata Software, Ltd.................................   5,128   25,855
    South Indian Bank, Ltd. (The)........................ 263,722   70,533
    Srei Infrastructure Finance, Ltd.....................  37,294   29,168
    SRF, Ltd.............................................   3,017   76,110
    Srikalahasthi Pipes, Ltd.............................   3,636   11,079
    Strides Arcolab, Ltd.................................   7,333   41,211
    Sunteck Realty, Ltd..................................   5,883   35,261
    Surya Roshni, Ltd....................................   3,663   18,622
    Sutlej Textiles and Industries, Ltd..................   5,920    4,595
    Suven Life Sciences, Ltd.............................   9,199   30,957
*   Syndicate Bank.......................................  42,759   28,360
    TAKE Solutions, Ltd..................................  10,021   29,607
    Tamil Nadu Newsprint & Papers, Ltd...................   5,361   20,764
    Tata Chemicals, Ltd..................................  14,725  148,084
    Tata Global Beverages, Ltd...........................  69,777  252,126
    Tata Steel, Ltd......................................  22,072  181,800
*   Techno Electric & Engineering Co., Ltd...............   5,362   21,950
    Texmaco Rail & Engineering, Ltd......................   9,788   10,797
    Thermax, Ltd.........................................   2,524   43,138
    Thirumalai Chemicals, Ltd............................     956   20,169
    Thomas Cook India, Ltd...............................   7,399   28,200
    TI Financial Holdings, Ltd...........................  10,281   93,414
    Tide Water Oil Co India, Ltd.........................     235   19,668
    Time Technoplast, Ltd................................  20,605   42,138
    Tinplate Co. of India, Ltd. (The)....................   5,689   13,214
    Titagarh Wagons, Ltd.................................  11,040   14,715
    Tourism Finance Corp. of India, Ltd..................   5,916   12,718
    Transport Corp. of India, Ltd........................   3,428   14,054
    Trident, Ltd.........................................  16,613   13,527
    Triveni Engineering & Industries, Ltd................   9,311    5,390
    Tube Investments of India, Ltd.......................  13,947   50,540
    TV Today Network, Ltd................................   2,611   16,320
*   UCO Bank.............................................  43,518   12,722
    Uflex, Ltd...........................................   4,170   16,446
    UFO Moviez India, Ltd................................   1,312    7,539
    Unichem Laboratories, Ltd............................   7,322   24,426
*   Union Bank of India..................................  45,027   57,036
*   Unitech, Ltd......................................... 397,021   25,023
    UPL, Ltd.............................................  49,873  467,694
*   V2 Retail, Ltd.......................................   3,190   21,234
    VA Tech Wabag, Ltd...................................   4,125   21,661
    Vardhman Textiles, Ltd...............................   4,293   75,235

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
INDIA -- (Continued)
    Vesuvius India, Ltd..................................       656 $    12,158
    Vijaya Bank..........................................    67,007      60,797
    Vindhya Telelinks, Ltd...............................       513       7,645
    Visaka Industries, Ltd...............................     1,294      11,325
    VST Tillers Tractors, Ltd............................       380      12,192
    Welspun Corp., Ltd...................................    15,728      28,805
    Welspun India, Ltd...................................    50,338      41,867
    West Coast Paper Mills, Ltd..........................     3,403      13,780
*   Wockhardt, Ltd.......................................     7,407      63,319
    Wonderla Holidays, Ltd...............................     1,852       9,083
    Zee Learn, Ltd.......................................    20,982      11,290
*   Zee Media Corp., Ltd.................................    34,161      15,896
    Zensar Technologies, Ltd.............................     2,085      37,567
                                                                    -----------
TOTAL INDIA..............................................            17,446,787
                                                                    -----------
INDONESIA -- (0.6%)
    Adaro Energy Tbk PT..................................   179,000      23,684
    Adhi Karya Persero Tbk PT............................   353,800      39,500
    Agung Podomoro Land Tbk PT...........................   466,200       5,211
    Alam Sutera Realty Tbk PT............................ 1,729,800      38,384
    Aneka Tambang Tbk PT................................. 1,917,480     121,971
    Astra Agro Lestari Tbk PT............................    99,100      74,777
    Astra Otoparts Tbk PT................................   172,500      17,476
*   Bank Artha Graha Internasional Tbk PT................ 2,457,100      12,620
*   Bank Bukopin Tbk.....................................   815,700      24,000
    Bank Maybank Indonesia Tbk PT........................ 1,173,000      18,260
*   Bank Pan Indonesia Tbk PT............................   863,600      46,386
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT.   351,000      50,136
    Bank Pembangunan Daerah Jawa Timur Tbk PT............   382,300      17,253
*   Bank Permata Tbk PT..................................   726,176      27,178
    Bank Tabungan Negara Persero Tbk PT..................   865,100     141,683
    Bank Tabungan Pensiunan Nasional Tbk PT..............   247,800      66,411
    Barito Pacific Tbk PT................................   451,300      56,852
    Bekasi Fajar Industrial Estate Tbk PT................   835,100      13,915
    Blue Bird Tbk PT.....................................    59,800      10,906
    Bukit Asam Tbk PT....................................   327,500     101,939
    Bumi Serpong Damai Tbk PT............................ 1,003,100      94,166
    Ciputra Development Tbk PT........................... 2,278,186     157,330
*   Eagle High Plantations Tbk PT........................   870,900      12,342
    Elnusa Tbk PT........................................   671,700      16,569
*   Energi Mega Persada Tbk PT........................... 2,221,400      23,587
    Erajaya Swasembada Tbk PT............................   186,400      40,372
    Gajah Tunggal Tbk PT.................................   335,500      15,491
*   Garuda Indonesia Persero Tbk PT...................... 1,423,000      22,506
    Global Mediacom Tbk PT............................... 1,497,900      46,800
*   Holcim Indonesia Tbk PT..............................   208,000      11,182
    Indah Kiat Pulp & Paper Corp. Tbk PT.................    65,800      87,691
    Indika Energy Tbk PT.................................   376,500      94,176
    Indo Tambangraya Megah Tbk PT........................    50,300      99,410
    Indofood Sukses Makmur Tbk PT........................   114,700      50,549
    Indomobil Sukses Internasional Tbk PT................    67,700      13,531
*   Indo-Rama Synthetics Tbk PT..........................     2,500       1,161
*   Intiland Development Tbk PT..........................   944,900      21,747
    Japfa Comfeed Indonesia Tbk PT.......................   154,300      23,018
    Jaya Real Property Tbk PT............................   516,300      22,740
    KMI Wire & Cable Tbk PT..............................   369,600       8,662
*   Krakatau Steel Persero Tbk PT........................   704,932      20,057
*   Lippo Cikarang Tbk PT................................    85,400      12,371
    Lippo Karawaci Tbk PT................................ 2,647,800      67,243

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
INDONESIA -- (Continued)
    Malindo Feedmill Tbk PT..............................    85,300 $    6,508
*   Medco Energi Internasional Tbk PT.................... 1,479,266    101,651
    Media Nusantara Citra Tbk PT.........................   874,700     59,866
    Metrodata Electronics Tbk PT.........................   302,100     15,290
    Mitra Pinasthika Mustika Tbk PT......................   159,500     10,636
*   MNC Investama Tbk PT................................. 6,876,800     49,045
*   MNC Land Tbk PT......................................    98,400      9,369
    Modernland Realty Tbk PT............................. 1,655,700     31,689
*   Nirvana Development Tbk PT...........................   652,600      4,065
    Nusantara Infrastructure Tbk PT...................... 1,500,000     21,442
    Pan Brothers Tbk PT..................................   677,300     25,618
*   Panin Financial Tbk PT............................... 3,268,500     46,278
*   Panin Insurance Tbk PT...............................   227,600     16,016
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT   649,800     45,319
    PP Persero Tbk PT....................................   583,000     84,208
*   Rimo International Lestari Tbk PT.................... 4,185,400     39,764
    Salim Ivomas Pratama Tbk PT..........................   511,500     16,965
*   Sentul City Tbk PT................................... 4,829,400     42,272
*   Siloam International Hospitals Tbk PT................    76,100     16,494
*   Smartfren Telecom Tbk PT............................. 2,727,300     30,810
    Sri Rejeki Isman Tbk PT.............................. 1,787,400     42,407
    Summarecon Agung Tbk PT.............................. 1,191,400     63,342
    Surya Semesta Internusa Tbk PT.......................   835,700     33,670
    Tempo Scan Pacific Tbk PT............................   117,300     12,203
*   Tiga Pilar Sejahtera Food Tbk........................   413,000      4,812
    Timah Tbk PT.........................................   656,400     38,537
    Tiphone Mobile Indonesia Tbk PT......................   247,700     14,624
    Tunas Baru Lampung Tbk PT............................   426,100     26,303
    Waskita Beton Precast Tbk PT......................... 1,516,500     45,098
    Waskita Karya Persero Tbk PT.........................   529,300     77,959
    Wijaya Karya Beton Tbk PT............................   450,300     12,437
    Wijaya Karya Persero Tbk PT..........................   636,000     68,480
*   XL Axiata Tbk PT.....................................   525,800    100,562
                                                                    ----------
TOTAL INDONESIA..........................................            3,084,982
                                                                    ----------
IRELAND -- (0.6%)
    Bank of Ireland Group P.L.C..........................   362,243  3,108,905
    FBD Holdings P.L.C...................................     8,069     97,831
*   Independent News & Media P.L.C.......................    94,943     10,302
*   Permanent TSB Group Holdings P.L.C...................    37,825     92,637
                                                                    ----------
TOTAL IRELAND............................................            3,309,675
                                                                    ----------
ISRAEL -- (0.5%)
    Africa Israel Residences, Ltd........................       561      9,436
    Albaad Massuot Yitzhak, Ltd..........................     1,030     12,002
    Ashtrom Group, Ltd...................................     2,415      8,949
    Ashtrom Properties, Ltd..............................     6,570     26,877
*   Azorim-Investment Development & Construction Co.,
      Ltd................................................    33,567     30,172
    Carasso Motors, Ltd..................................     3,347     18,103
*   Cellcom Israel, Ltd..................................     9,930     56,765
*   Clal Insurance Enterprises Holdings, Ltd.............     4,144     67,759
    Delek Group, Ltd.....................................       672     95,661
    Delta-Galil Industries, Ltd..........................     1,823     52,689
    Dexia Israel Bank, Ltd...............................       159     25,305
    Dor Alon Energy in Israel 1988, Ltd..................       748      8,991
*   El Al Israel Airlines................................    55,400     13,784
    Electra Consumer Products 1970, Ltd..................     1,367     13,590
*   Energix-Renewable Energies, Ltd......................    14,313     14,918

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
ISRAEL -- (Continued)
    First International Bank Of Israel, Ltd..............  12,464 $  268,173
    Formula Systems 1985, Ltd............................   2,029     71,921
    Fox Wizel, Ltd.......................................   2,151     44,532
    Hadera Paper, Ltd....................................     162     11,581
    Harel Insurance Investments & Financial Services,
      Ltd................................................  24,709    189,941
    IES Holdings, Ltd....................................     259     11,457
    Israel Discount Bank, Ltd., Class A.................. 100,511    317,744
*   Israel Land Development Co., Ltd. (The)..............   1,241     10,482
    Isras Investment Co., Ltd............................      95     10,565
*   Jerusalem Oil Exploration............................   1,699     85,710
    Kenon Holdings, Ltd..................................   3,299     52,573
    Kerur Holdings, Ltd..................................     482     12,633
    Klil Industries, Ltd.................................     163     14,004
    Malam - Team, Ltd....................................     105      9,664
    Mediterranean Towers, Ltd............................  17,414     29,617
    Meitav Dash Investments, Ltd.........................   4,790     14,370
    Menora Mivtachim Holdings, Ltd.......................   5,669     61,170
*   Migdal Insurance & Financial Holding, Ltd............  90,712     88,949
    Naphtha Israel Petroleum Corp., Ltd..................   6,059     34,833
    Nawi Brothers, Ltd...................................   2,124     10,928
    Neto ME Holdings, Ltd................................     264     21,000
    Oil Refineries, Ltd.................................. 299,694    138,043
*   Partner Communications Co., Ltd......................  20,307     78,161
    Paz Oil Co., Ltd.....................................   1,156    165,000
    Phoenix Holdings, Ltd. (The).........................  16,451     88,012
    Plasson Industries, Ltd..............................     634     26,863
    Scope Metals Group, Ltd..............................   1,213     30,748
    Shikun & Binui, Ltd..................................  38,420     71,245
    Summit Real Estate Holdings, Ltd.....................   3,504     29,890
*   Union Bank of Israel.................................   3,930     16,189
    YH Dimri Construction & Development, Ltd.............     767     11,819
                                                                  ----------
TOTAL ISRAEL.............................................          2,482,818
                                                                  ----------
ITALY -- (2.5%)
    A2A SpA.............................................. 280,202    514,005
    ACEA SpA.............................................  10,418    164,661
*   Aeffe SpA............................................  10,963     36,900
    Anima Holding SpA....................................  80,189    429,825
*   Arnoldo Mondadori Editore SpA........................  29,190     49,650
    Ascopiave SpA........................................  12,517     46,514
*   Astaldi SpA..........................................   6,192     13,921
    Autostrade Meridionali SpA...........................     328     11,032
    Avio SpA.............................................     896     14,839
*   Banca Carige SpA.....................................  22,275        232
    Banca Finnat Euramerica SpA..........................  18,854      8,259
    Banca IFIS SpA.......................................   6,978    218,247
    Banca Mediolanum SpA.................................  46,323    332,148
*   Banca Monte dei Paschi di Siena SpA..................   7,614     23,634
    Banca Popolare di Sondrio SCPA.......................  93,275    403,383
    Banca Profilo SpA.................................... 114,968     28,854
    Banca Sistema SpA....................................  15,855     38,856
*   Banco BPM SpA........................................ 326,062  1,033,418
    Banco di Desio e della Brianza SpA...................   6,054     15,507
    BasicNet SpA.........................................   2,430     11,617
    BE...................................................  28,086     30,075
    BPER Banca...........................................  99,170    552,090
    Buzzi Unicem SpA.....................................  13,165    289,560
    Cairo Communication SpA..............................  16,155     61,184
    Cembre SpA...........................................     355     10,387

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                              SHARES     VALUE>>
                                                             --------- -----------
ITALY -- (Continued)
    Cementir Holding SpA....................................    14,519 $   117,616
    Cerved Group SpA........................................     1,798      20,656
    CIR-Compagnie Industriali Riunite SpA...................    64,651      78,390
    Credito Emiliano SpA....................................    17,884     132,427
*   Credito Valtellinese SpA................................ 1,505,424     186,338
*   d'Amico International Shipping SA.......................    38,193       7,719
    Danieli & C Officine Meccaniche SpA.....................     2,233      54,803
    Ei Towers SpA...........................................       674      44,879
*   Elica SpA...............................................     3,641       9,179
    Emak SpA................................................    11,332      15,975
    Enav SpA................................................    43,948     226,357
    ERG SpA.................................................    10,774     242,155
    Esprinet SpA............................................     7,745      34,988
*   Eurotech SpA............................................     6,133      17,901
    Falck Renewables SpA....................................    31,676      83,520
*   Fincantieri SpA.........................................    85,686     128,950
    FNM SpA.................................................    40,686      28,507
*   GEDI Gruppo Editoriale SpA..............................    40,355      15,959
    Gefran SpA..............................................     1,863      16,003
    Geox SpA................................................    17,855      47,428
    Hera SpA................................................   137,251     455,199
*   IMMSI SpA...............................................    32,899      20,588
    Infrastrutture Wireless Italiane SpA....................    39,646     324,251
*   Intek Group SpA.........................................    39,765      16,748
    Italmobiliare SpA.......................................     1,419      33,924
    IVS Group SA............................................     1,671      23,139
    La Doria SpA............................................     1,711      20,972
    Leonardo SpA............................................    44,182     527,845
    Massimo Zanetti Beverage Group SpA......................     2,214      18,141
*   Mediaset SpA............................................    91,865     311,025
    Mediobanca Banca di Credito Finanziario SpA.............   114,454   1,185,131
*   Mondo TV SpA............................................     3,026      15,587
    Nice SpA................................................     4,797      18,433
*   Openjobmetis SpA agenzia per il lavoro..................     2,188      25,333
    OVS SpA.................................................    27,505      89,916
    Panariagroup Industrie Ceramiche SpA....................     2,751       9,334
    Parmalat SpA............................................     4,344      15,016
    Piaggio & C SpA.........................................    19,546      51,521
    Poste Italiane SpA......................................    33,040     307,386
    Reno de Medici SpA......................................    44,457      53,951
    Retelit SpA.............................................    24,622      46,288
    Sabaf SpA...............................................     1,702      32,221
*   Safilo Group SpA........................................    13,962      71,812
*   Saipem SpA..............................................   132,164     690,317
    Salini Impregilo SpA....................................    29,497      77,772
    Saras SpA...............................................    89,703     214,769
    Servizi Italia SpA......................................     3,494      18,904
    Sesa SpA................................................     1,387      48,873
    Societa Cattolica di Assicurazioni SC...................    33,844     310,505
    Societa Iniziative Autostradali e Servizi SpA...........    13,390     237,172
*   Sogefi SpA..............................................     5,423      13,480
    SOL SpA.................................................     5,453      69,137
    Tecnoinvestimenti SpA...................................     1,629      10,765
    Tod's SpA...............................................     1,877     119,491
*   TREVI - Finanziaria Industriale SpA.....................     9,084       3,660
    Unione di Banche Italiane SpA...........................   221,622     914,432
    Unipol Gruppo SpA.......................................    87,698     364,283
    Vittoria Assicurazioni SpA..............................     5,174      84,371
                                                                       -----------
TOTAL ITALY.................................................            12,700,240
                                                                       -----------

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (17.5%)
    77 Bank, Ltd. (The).................................. 15,800 $380,532
    A&A Material Corp....................................  1,700   18,870
    A&D Co., Ltd.........................................  3,400   31,907
    Achilles Corp........................................  3,300   68,933
    AD Works Co., Ltd.................................... 30,600   10,449
    Adastria Co., Ltd....................................  5,600   70,852
    ADEKA Corp........................................... 17,300  292,817
    Advan Co., Ltd.......................................  5,600   51,672
    Advanex, Inc.........................................    600   11,477
    AFC-HD AMS Life Science Co., Ltd.....................  1,800   11,834
    AGS Corp.............................................  1,900   14,196
    Ahresty Corp.........................................  4,400   38,656
    Aichi Bank, Ltd. (The)...............................  1,700   79,796
    Aichi Corp...........................................  7,400   42,308
    Aichi Steel Corp.....................................  2,500   96,106
    Aichi Tokei Denki Co., Ltd...........................    600   24,027
    Aida Engineering, Ltd................................ 10,400   99,732
    Airport Facilities Co., Ltd..........................  7,000   38,921
    Aisan Industry Co., Ltd..............................  8,300   75,723
    Akatsuki Corp........................................  5,800   21,924
*   Akebono Brake Industry Co., Ltd...................... 16,900   41,936
    Akita Bank, Ltd. (The)...............................  4,100  110,551
    Albis Co., Ltd.......................................    800   22,488
    Alconix Corp.........................................  4,800   74,056
    Alinco, Inc..........................................  4,500   43,967
    Alpen Co., Ltd.......................................  3,600   77,788
    Alpha Corp...........................................  1,100   15,189
    Alps Logistics Co., Ltd..............................  3,700   28,225
    Altech Co., Ltd......................................  4,900   15,968
    Amada Holdings Co., Ltd.............................. 34,000  341,868
    Anabuki Kosan, Inc...................................    600   16,744
    AOI TYO Holdings, Inc................................  1,100   13,970
    AOKI Holdings, Inc...................................  9,200  131,879
    Aomori Bank, Ltd. (The)..............................  4,400  134,851
    Aoyama Trading Co., Ltd.............................. 10,200  337,338
    Arakawa Chemical Industries, Ltd.....................  4,100   68,812
    Arata Corp...........................................  2,200  118,693
    Arcland Sakamoto Co., Ltd............................  5,900   82,609
    Arcs Co., Ltd........................................  7,600  190,286
    Arealink Co., Ltd....................................  1,200   35,521
    Artnature, Inc.......................................  3,900   27,323
    Asahi Broadcasting Group Holdings Corp...............  2,400   17,914
    Asahi Co., Ltd.......................................  2,700   33,330
    Asahi Diamond Industrial Co., Ltd.................... 13,100   95,396
    Asahi Holdings, Inc..................................  6,900  138,388
    Asahi Kogyosha Co., Ltd..............................  1,300   39,918
    Asahi Printing Co., Ltd..............................  3,000   32,642
    ASAHI YUKIZAI Corp...................................  3,800   74,946
    Asanuma Corp......................................... 13,000   46,572
    Asax Co., Ltd........................................  2,400   13,777
    Ashimori Industry Co., Ltd...........................    900   20,195
    Asia Pile Holdings Corp..............................  6,600   46,775
    ASKA Pharmaceutical Co., Ltd.........................  4,800   55,916
    Asti Corp............................................    800   17,465
    Asunaro Aoki Construction Co., Ltd...................  4,500   40,112
    Autobacs Seven Co., Ltd.............................. 13,700  235,443
    Avex, Inc............................................  7,300  100,213
    Awa Bank, Ltd. (The)................................. 42,000  271,368
    Bando Chemical Industries, Ltd.......................  7,900   86,898

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Bank of Iwate, Ltd. (The)............................  3,500 $149,218
    Bank of Kochi, Ltd. (The)............................  1,000   10,568
    Bank of Nagoya, Ltd. (The)...........................  3,000  109,487
    Bank of Okinawa, Ltd. (The)..........................  4,880  192,543
    Bank of Saga, Ltd. (The).............................  3,200   74,864
    Bank of the Ryukyus, Ltd.............................  7,000  111,024
    Bank of Toyama, Ltd. (The)...........................    700   27,493
    Belluna Co., Ltd.....................................  9,000  105,269
    Biofermin Pharmaceutical Co., Ltd....................    500   12,799
    Bookoff Corp.........................................  2,300   16,218
    Broadband Tower, Inc.................................  5,000    8,646
    Bunka Shutter Co., Ltd............................... 11,500   95,536
    C Uyemura & Co., Ltd.................................    900   67,629
    Canon Electronics, Inc...............................  4,100   86,648
    Carlit Holdings Co., Ltd.............................  5,500   50,525
    Cawachi, Ltd.........................................  3,400   66,745
    C'BON COSMETICS Co., Ltd.............................    600   15,156
    Central Glass Co., Ltd...............................  7,000  167,332
    Chiba Kogyo Bank, Ltd. (The)......................... 11,900   53,616
    Chilled & Frozen Logistics Holdings Co., Ltd.........  3,100   37,307
    Chino Corp...........................................  1,700   24,600
    Chiyoda Co., Ltd.....................................  3,300   68,501
    Chiyoda Integre Co., Ltd.............................  3,000   66,427
    Chodai Co., Ltd......................................  1,300   10,281
    Chori Co., Ltd.......................................  2,100   38,984
    Chubu Shiryo Co., Ltd................................  3,900   56,658
    Chuetsu Pulp & Paper Co., Ltd........................  2,000   29,910
    Chugoku Marine Paints, Ltd........................... 13,400  128,643
    Chukyo Bank, Ltd. (The)..............................  2,800   58,154
    Chuo Gyorui Co., Ltd.................................    500   12,636
    CI Takiron Corp......................................  9,000   51,900
    Citizen Watch Co., Ltd............................... 64,800  426,824
    Cleanup Corp.........................................  4,700   33,913
    CMK Corp............................................. 12,400   86,308
    COLOPL, Inc..........................................  6,900   45,431
    Cosel Co., Ltd.......................................  3,000   35,532
    Cosmo Energy Holdings Co., Ltd.......................  8,200  289,391
    Cosmos Initia Co., Ltd...............................  2,700   17,172
    CRE, Inc.............................................  2,000   17,173
    Create Medic Co., Ltd................................  1,500   18,702
    Credit Saison Co., Ltd............................... 27,900  435,561
    Cross Plus, Inc......................................  1,000    7,376
    CTI Engineering Co., Ltd.............................  2,500   32,467
    Dai Nippon Toryo Co., Ltd............................  4,800   61,102
    Daibiru Corp.........................................  3,800   39,242
    Daicel Corp.......................................... 36,600  403,239
    Dai-Dan Co., Ltd.....................................  3,200   76,261
    Daido Kogyo Co., Ltd.................................  2,100   22,190
    Daido Metal Co., Ltd.................................  6,800   70,594
    Daido Steel Co., Ltd.................................  6,600  325,946
    Daihatsu Diesel Manufacturing Co., Ltd...............  4,600   30,527
    Daihen Corp.......................................... 10,000   63,874
    Daiho Corp........................................... 18,000  107,562
    Daiichi Jitsugyo Co., Ltd............................  1,900   60,636
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd................  3,000   32,072
    Dai-ichi Seiko Co., Ltd..............................  1,900   31,078
    Daiken Corp..........................................  2,600   58,192
    Daiki Aluminium Industry Co., Ltd....................  6,000   39,696
    Daikoku Denki Co., Ltd...............................  2,500   39,573

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
*   Daikokuya Holdings Co., Ltd.......................... 42,100 $ 20,393
    Daikyo, Inc..........................................  6,600  132,325
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd................................................  3,100   98,589
#   Daio Paper Corp...................................... 13,600  187,444
    Daishi Bank, Ltd. (The)..............................  6,700  284,335
    Daisue Construction Co., Ltd.........................  3,500   40,446
    Daito Bank, Ltd. (The)...............................  2,700   30,191
    Daitron Co., Ltd.....................................  1,400   27,219
    Daiwabo Holdings Co., Ltd............................  3,200  165,685
    Daiyu Lic Holdings Co., Ltd..........................  2,800   30,375
    DCM Holdings Co., Ltd................................ 21,900  196,155
    Delica Foods Holdings Co., Ltd.......................  1,100   15,060
    Denka Co., Ltd....................................... 13,300  458,370
    Denyo Co., Ltd.......................................  4,200   63,907
    Dexerials Corp.......................................  9,500   94,145
    DIC Corp............................................. 13,900  453,889
    DKK-Toa Corp.........................................  3,000   30,929
    DKS Co., Ltd......................................... 10,000   69,592
    Doshisha Co., Ltd....................................  4,000   90,246
    Doutor Nichires Holdings Co., Ltd....................  6,700  126,241
    Dowa Holdings Co., Ltd............................... 10,900  350,508
    DSB Co., Ltd.........................................  1,700    8,698
    DyDo Group Holdings, Inc.............................  1,800   99,025
    Dynic Corp...........................................  1,800   16,857
    Eagle Industry Co., Ltd..............................  4,700   76,215
    Ebara Corp........................................... 10,000  303,373
    Ebara Foods Industry, Inc............................    600   12,628
    Ebara Jitsugyo Co., Ltd..............................  2,100   44,375
    EDION Corp........................................... 19,600  195,937
    Ehime Bank, Ltd. (The)...............................  8,800  101,478
    Eidai Co., Ltd.......................................  8,000   39,640
    Eighteenth Bank, Ltd. (The).......................... 30,000   80,937
    Elematec Corp........................................  1,800   42,420
    Endo Lighting Corp...................................  2,400   19,194
    Enomoto Co., Ltd.....................................  1,600   18,411
*   Enshu, Ltd........................................... 11,000   13,708
    Ensuiko Sugar Refining Co., Ltd......................  2,700    6,264
    ESPEC Corp...........................................  3,600   75,359
    Excel Co., Ltd.......................................  1,800   40,962
    Exedy Corp...........................................  6,600  212,356
    FALCO HOLDINGS Co., Ltd..............................  2,300   39,189
    FCC Co., Ltd.........................................  5,700  167,481
    Feed One Co., Ltd.................................... 23,100   46,061
    Fenwal Controls of Japan, Ltd........................    800   11,563
    Ferrotec Holdings Corp...............................  5,700   85,209
    FIDEA Holdings Co., Ltd.............................. 38,700   60,660
    Fields Corp..........................................  1,700   15,315
    First Bank of Toyama, Ltd. (The).....................  6,100   26,898
    First Juken Co., Ltd.................................  1,000   12,532
    FJ Next Co., Ltd.....................................  2,400   21,919
    Foster Electric Co., Ltd.............................  4,000   53,617
    France Bed Holdings Co., Ltd.........................  5,300   46,288
    Freund Corp..........................................  2,400   20,493
    F-Tech, Inc..........................................  3,200   39,585
    Fudo Tetra Corp...................................... 31,200   56,712
    Fuji Co., Ltd........................................  4,600   89,890
    Fuji Corp., Ltd......................................  6,900   57,125
    Fuji Die Co., Ltd....................................  2,800   22,968
    Fuji Oil Co., Ltd.................................... 15,000   56,695

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------- --------
JAPAN -- (Continued)
    Fuji Soft, Inc.......................................   3,800 $154,760
    Fujibo Holdings, Inc.................................   2,300   64,389
    Fujicco Co., Ltd.....................................   3,800   83,276
    Fujikura Kasei Co., Ltd..............................   5,500   31,902
    Fujikura Rubber, Ltd.................................   6,200   35,157
    Fujikura, Ltd........................................  68,000  438,322
    Fujimi, Inc..........................................   3,900   97,344
    Fujimori Kogyo Co., Ltd..............................   2,900   98,063
    Fujisash Co., Ltd....................................  25,800   25,912
    Fujitec Co., Ltd.....................................  12,300  175,797
    Fujitsu Frontech, Ltd................................   2,800   33,828
    Fujiya Co., Ltd......................................     500   10,632
    FuKoKu Co., Ltd......................................   1,800   16,123
    Fukuda Corp..........................................   1,100   66,263
    Fukuda Denshi Co., Ltd...............................   1,300   86,558
    Fukui Bank, Ltd. (The)...............................   4,800  110,127
    Fukuoka Financial Group, Inc......................... 126,000  689,621
*   Fukushima Bank, Ltd. (The)...........................   5,700   34,749
    Fukuyama Transporting Co., Ltd.......................   6,700  326,020
    Furukawa Battery Co., Ltd. (The).....................   3,000   24,688
    Furukawa Co., Ltd....................................   6,000   91,547
    Furukawa Electric Co., Ltd...........................  10,600  374,537
    Furuno Electric Co., Ltd.............................   6,500   74,653
    Furusato Industries, Ltd.............................   2,400   40,861
    Furuya Metal Co., Ltd................................     700   22,381
    Fuso Pharmaceutical Industries, Ltd..................   1,300   34,248
    Futaba Industrial Co., Ltd...........................  12,200   71,402
    Fuyo General Lease Co., Ltd..........................   4,100  256,323
    Gakken Holdings Co., Ltd.............................     600   24,987
    Gecoss Corp..........................................   2,300   24,064
    Geo Holdings Corp....................................   6,300   79,411
    Geostr Corp..........................................   3,100   16,708
    Gfoot Co., Ltd.......................................   3,900   27,779
    GL Sciences, Inc.....................................   1,000   13,533
#   Global, Ltd. (The)...................................   1,600   11,247
    GLOBERIDE, Inc.......................................   2,000   65,913
    Glory, Ltd...........................................  10,400  305,712
    Godo Steel, Ltd......................................   3,100   63,874
    Goldcrest Co., Ltd...................................   3,900   67,106
    Grandy House Corp....................................   4,100   17,883
    GS Yuasa Corp........................................  71,000  332,375
    GSI Creos Corp.......................................     900   12,741
    G-Tekt Corp..........................................   4,800   83,380
    Gunma Bank, Ltd. (The)...............................  70,900  377,506
    Gunze, Ltd...........................................   4,000  237,777
    H2O Retailing Corp...................................  20,000  320,248
    Hagihara Industries, Inc.............................   2,400   41,796
    Hagiwara Electric Holdings Co., Ltd..................   1,800   50,458
    Hakuto Co., Ltd......................................   3,000   42,905
    Hakuyosha Co., Ltd...................................     600   16,918
    Hamakyorex Co., Ltd..................................   3,500  121,363
    HANEDA ZENITH HOLDINGS Co., Ltd......................   3,900   11,378
    Hanwa Co., Ltd.......................................   6,800  260,488
    Happinet Corp........................................   4,000   55,392
    Harada Industry Co., Ltd.............................   1,700   12,502
    Hard Off Corp. Co., Ltd..............................   1,300   11,768
    Harima Chemicals Group, Inc..........................   2,900   22,271
    Haruyama Holdings, Inc...............................   2,000   18,405
    Hayashikane Sangyo Co., Ltd..........................   2,600   17,074

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Hazama Ando Corp..................................... 33,100 $262,941
    Heiwa Corp...........................................  9,000  201,881
    Heiwa Real Estate Co., Ltd...........................  5,600  100,857
    Heiwado Co., Ltd.....................................  6,500  166,387
    HI-LEX Corp..........................................  5,200  129,311
    Himaraya Co., Ltd....................................  1,800   16,831
    Hirakawa Hewtech Corp................................  2,000   24,909
    Hiroshima Bank, Ltd. (The)........................... 59,500  409,446
    Hiroshima Electric Railway Co., Ltd..................  3,200   33,348
    Hitachi Capital Corp.................................  9,300  248,518
    Hitachi Transport System, Ltd........................  3,400   92,991
    Hitachi Zosen Corp................................... 39,100  183,294
    Hodogaya Chemical Co., Ltd...........................  1,700   49,833
    Hogy Medical Co., Ltd................................  4,400  152,301
    Hokkaido Coca-Cola Bottling Co., Ltd.................    600   20,367
    Hokkan Holdings, Ltd................................. 13,000   43,362
    Hokko Chemical Industry Co., Ltd.....................  4,000   21,855
    Hokkoku Bank, Ltd. (The).............................  5,200  219,714
    Hokuetsu Bank, Ltd. (The)............................  4,100   87,315
    Hokuetsu Corp........................................ 30,100  168,326
    Hokuetsu Industries Co., Ltd.........................  2,200   21,441
    Hokuhoku Financial Group, Inc........................ 27,700  399,088
    Hokuriku Electric Industry Co., Ltd..................  1,200   13,689
    Hokuriku Electrical Construction Co., Ltd............  1,700   16,312
    Hokuto Corp..........................................  4,300   76,501
    H-One Co., Ltd.......................................  5,000   57,370
    Honeys Holdings Co., Ltd.............................  4,100   38,579
    Honshu Chemical Industry Co., Ltd....................  1,200   12,148
    Hoosiers Holdings....................................  3,600   24,774
    Howa Machinery, Ltd..................................  3,900   33,110
    Hyakugo Bank, Ltd. (The)............................. 52,700  223,425
    Hyakujushi Bank, Ltd. (The).......................... 56,000  182,146
    Ibiden Co., Ltd...................................... 26,500  436,395
    IBJ Leasing Co., Ltd.................................  6,700  172,542
    Ichiken Co., Ltd.....................................  1,200   28,145
    Ichinen Holdings Co., Ltd............................  3,600   47,242
    Ichiyoshi Securities Co., Ltd........................  6,000   58,924
    IDOM, Inc............................................  7,200   26,288
    Iino Kaiun Kaisha, Ltd............................... 20,200   95,758
    IJT Technology Holdings Co., Ltd.....................  4,600   34,651
    Imasen Electric Industrial...........................  3,200   33,215
    Inaba Denki Sangyo Co., Ltd..........................  4,500  189,909
    Inaba Seisakusho Co., Ltd............................  1,900   23,044
    Inabata & Co., Ltd................................... 10,100  148,976
    Ines Corp............................................  8,400   89,450
    Intellex Co., Ltd....................................    900    7,031
    Internet Initiative Japan, Inc.......................  5,400  105,462
    Inui Global Logistics Co., Ltd.......................  3,600   34,145
    I-O Data Device, Inc.................................  1,200   12,358
    Ise Chemicals Corp...................................    800   22,648
    Iseki & Co., Ltd.....................................  3,900   71,589
*   Ishihara Sangyo Kaisha, Ltd..........................  7,000   86,140
    Ishizuka Glass Co., Ltd..............................    800   17,177
    Itochu Enex Co., Ltd................................. 11,300  109,992
    Itochu-Shokuhin Co., Ltd.............................  1,000   54,080
    Itoki Corp........................................... 10,300   57,523
    IwaiCosmo Holdings, Inc..............................  3,600   47,458
    Iwaki & Co., Ltd.....................................  6,000   26,997
    Iwaki Co., Ltd.......................................  2,100   29,615

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------- --------
JAPAN -- (Continued)
    Iwasaki Electric Co., Ltd............................   1,300 $ 18,910
    Iwatani Corp.........................................   6,800  230,329
    Iyo Bank, Ltd. (The).................................   5,500   37,962
    J Trust Co., Ltd.....................................  16,600  132,489
    Jaccs Co., Ltd.......................................   6,000  130,877
    Janome Sewing Machine Co., Ltd.......................   3,300   20,859
    Japan Asia Group, Ltd................................   6,900   29,188
    Japan Aviation Electronics Industry, Ltd.............  10,000  172,988
    Japan Cash Machine Co., Ltd..........................   3,500   38,225
*   Japan Display, Inc................................... 123,100  159,097
    Japan Electronic Materials Corp......................   2,900   20,353
    Japan Oil Transportation Co., Ltd....................     700   19,870
    Japan Pulp & Paper Co., Ltd..........................   2,100   90,791
    Japan Securities Finance Co., Ltd....................  22,200  123,985
    Japan Steel Works, Ltd. (The)........................   6,500  160,254
    Japan Transcity Corp.................................   7,000   35,926
    Japan Wool Textile Co., Ltd. (The)...................  10,100   88,605
    JBCC Holdings, Inc...................................   3,800   44,848
    Jimoto Holdings, Inc.................................  37,400   55,975
    JK Holdings Co., Ltd.................................   2,700   21,024
    JMS Co., Ltd.........................................   3,000   18,270
    Joban Kosan Co., Ltd.................................     900   15,056
    J-Oil Mills, Inc.....................................   2,400   81,870
    Joshin Denki Co., Ltd................................   3,400  103,107
    JSP Corp.............................................   2,700   68,752
    Juki Corp............................................   5,000   52,132
    Juroku Bank, Ltd. (The)..............................   7,100  193,071
    JVC Kenwood Corp.....................................  24,900   69,875
*   Kadokawa Dwango......................................  11,900  126,686
    Kaga Electronics Co., Ltd............................   3,100   69,266
    Kamei Corp...........................................   5,900   82,741
    Kamigumi Co., Ltd....................................   2,500   52,375
    Kanaden Corp.........................................   3,500   41,075
    Kanagawa Chuo Kotsu Co., Ltd.........................   1,300   44,553
    Kanamoto Co., Ltd....................................   5,300  165,260
    Kandenko Co., Ltd....................................  17,500  182,251
    Kaneka Corp..........................................  36,000  316,888
    Kaneko Seeds Co., Ltd................................   1,700   24,587
    Kanematsu Corp.......................................  14,700  211,964
*   Kansai Mirai Financial Group, Inc....................  17,895  149,410
    Kansai Super Market, Ltd.............................   2,300   24,454
    Kasai Kogyo Co., Ltd.................................   4,800   60,074
    Katakura & Co-op Agri Corp...........................   2,200   23,299
    Kato Sangyo Co., Ltd.................................   4,400  149,419
    Kato Works Co., Ltd..................................   2,400   64,848
    KAWADA TECHNOLOGIES, Inc.............................   1,000   63,341
    Kawagishi Bridge Works Co., Ltd......................     400   15,026
#*  Kawasaki Kisen Kaisha, Ltd...........................  18,000  326,881
    Keihanshin Building Co., Ltd.........................   7,000   58,308
    Keihin Co., Ltd......................................   1,400   20,665
    Keihin Corp..........................................   9,900  204,400
    Keiyo Bank, Ltd. (The)...............................  50,000  220,688
    Keiyo Co., Ltd.......................................   9,800   47,149
    KEL Corp.............................................     800    8,510
    Kimura Chemical Plants Co., Ltd......................   3,200   12,638
    Kimura Unity Co., Ltd................................   1,300   14,806
*   Kinki Sharyo Co., Ltd. (The).........................     800   17,514
    Kintetsu World Express, Inc..........................   6,700  135,186
    Kitagawa Corp........................................   1,900   45,833

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Kita-Nippon Bank, Ltd. (The).........................  2,100 $ 49,142
    Kitano Construction Corp............................. 12,000   42,920
    Kitz Corp............................................ 17,600  155,864
    Kiyo Bank, Ltd. (The)................................ 13,600  229,449
    Koa Corp.............................................  4,000   87,795
    Koatsu Gas Kogyo Co., Ltd............................  5,200   43,570
    Kobe Steel, Ltd...................................... 66,600  656,361
    Kobelco Eco-Solutions Co., Ltd.......................  1,200   20,159
    Kohnan Shoji Co., Ltd................................  7,000  153,026
    Kohsoku Corp.........................................  1,500   18,341
*   Kojima Co., Ltd......................................  5,800   27,871
    Kokusai Co., Ltd.....................................  2,400   18,883
    KOMAIHALTEC, Inc.....................................    600   13,061
    Komatsu Wall Industry Co., Ltd.......................  1,200   24,598
    Komehyo Co., Ltd.....................................  1,100   18,823
    Komeri Co., Ltd......................................  7,300  174,143
    Konaka Co., Ltd......................................  4,200   19,562
    Kondotec, Inc........................................  4,200   38,509
    Konica Minolta, Inc.................................. 27,800  249,569
    Konishi Co., Ltd.....................................  6,000   99,466
    Konoike Transport Co., Ltd...........................  5,600   89,129
    Kosaido Co., Ltd.....................................  6,500   30,870
    Kosei Securities Co., Ltd. (The).....................    900    9,682
    Krosaki Harima Corp..................................    900   67,609
    KRS Corp.............................................  1,200   32,718
    K's Holdings Corp.................................... 20,600  231,934
    KU Holdings Co., Ltd.................................  2,600   21,898
    Kumagai Gumi Co., Ltd................................  6,400  224,143
    Kumiai Chemical Industry Co., Ltd.................... 20,100  182,230
    Kurabo Industries, Ltd............................... 46,000  143,925
    Kureha Corp..........................................  3,600  248,116
    Kurimoto, Ltd........................................  1,600   30,161
    Kuriyama Holdings Corp...............................  1,000   18,005
    Kuroda Precision Industries, Ltd.....................    800   13,616
    KYB Corp.............................................  4,500  211,421
    Kyodo Printing Co., Ltd..............................  1,600   43,486
    Kyoei Steel, Ltd.....................................  4,600   90,059
    Kyokuto Kaihatsu Kogyo Co., Ltd......................  6,800  111,498
    Kyokuto Securities Co., Ltd..........................  5,000   67,633
    Kyokuyo Co., Ltd.....................................  1,500   46,796
    KYORIN Holdings, Inc.................................  9,600  195,467
    Kyoritsu Printing Co., Ltd...........................  3,700   12,421
    Kyosan Electric Manufacturing Co., Ltd...............  8,000   49,552
    Kyowa Electronic Instruments Co., Ltd................  3,400   13,125
    Kyowa Leather Cloth Co., Ltd.........................  2,700   24,471
    Kyushu Leasing Service Co., Ltd......................  2,800   18,864
    Lacto Japan Co., Ltd.................................    600   34,671
    Leopalace21 Corp..................................... 47,100  258,810
    Lintec Corp..........................................  9,100  267,132
    Lonseal Corp.........................................    700   13,170
    Look Holdings, Inc...................................  1,800   22,099
    Macnica Fuji Electronics Holdings, Inc...............  8,000  135,454
    Maeda Corp........................................... 28,000  329,095
    Maeda Road Construction Co., Ltd..................... 12,000  232,137
    Maezawa Industries, Inc..............................  4,800   19,854
    Makino Milling Machine Co., Ltd...................... 25,000  202,025
    Mamiya-Op Co., Ltd...................................  1,300   12,210
    Marubun Corp.........................................  3,500   26,008
    Marudai Food Co., Ltd................................ 24,000  102,537

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------- --------
JAPAN -- (Continued)
    Marufuji Sheet Piling Co., Ltd.......................     600 $ 14,484
    Maruha Nichiro Corp..................................   5,200  193,460
    Maruka Machinery Co., Ltd............................   2,200   40,411
    Maruyama Manufacturing Co., Inc......................   1,100   18,202
*   Maruzen CHI Holdings Co., Ltd........................   3,000    9,956
    Maruzen Showa Unyu Co., Ltd..........................  11,000   52,540
    Matsuda Sangyo Co., Ltd..............................   2,600   37,556
    Matsui Construction Co., Ltd.........................   3,500   29,802
    Max Co., Ltd.........................................   5,600   79,560
    Maxell Holdings, Ltd.................................  10,900  179,820
    Maxvalu Nishinihon Co., Ltd..........................   1,800   28,588
    Maxvalu Tokai Co., Ltd...............................   1,200   26,311
    Mebuki Financial Group, Inc.......................... 110,280  394,049
    Medical System Network Co., Ltd......................   4,000   16,334
    Megmilk Snow Brand Co., Ltd..........................   9,700  242,028
    Meidensha Corp.......................................  36,000  135,486
    Meiji Electric Industries Co., Ltd...................   1,100   20,011
    Meiji Shipping Co., Ltd..............................   2,800   10,340
    Meisei Industrial Co., Ltd...........................   8,100   65,432
    Meiwa Corp...........................................   7,300   31,746
    Meiwa Estate Co., Ltd................................   2,900   17,777
    Mesco, Inc...........................................   1,600   18,055
    METAWATER Co., Ltd...................................   2,500   73,582
    Michinoku Bank, Ltd. (The)...........................   3,000   48,070
    Mie Kotsu Group Holdings, Inc........................  11,700   61,459
    Mikuni Corp..........................................   6,100   33,952
    Mimaki Engineering Co., Ltd..........................   3,100   25,450
    Mimasu Semiconductor Industry Co., Ltd...............   3,400   57,434
    Ministop Co., Ltd....................................   2,500   47,355
    Mirait Holdings Corp.................................  11,900  183,095
    Misawa Homes Co., Ltd................................   4,900   42,875
    Mitachi Co., Ltd.....................................   1,700   13,838
    Mitani Corp..........................................   1,800   83,890
    Mitani Sangyo Co., Ltd...............................   3,600   11,223
    Mitani Sekisan Co., Ltd..............................   1,900   46,151
    Mito Securities Co., Ltd.............................  12,400   43,381
    Mitsuba Corp.........................................   7,600   65,633
    Mitsubishi Kakoki Kaisha, Ltd........................   1,800   33,556
    Mitsubishi Logisnext Co., Ltd........................   4,200   51,847
    Mitsubishi Logistics Corp............................  12,500  285,966
    Mitsubishi Materials Corp............................  20,800  591,503
    Mitsubishi Paper Mills, Ltd..........................   7,800   45,437
    Mitsubishi Research Institute, Inc...................   1,400   54,038
    Mitsubishi Shokuhin Co., Ltd.........................   2,900   77,703
    Mitsuboshi Belting, Ltd..............................   9,000  111,363
*   Mitsui E&S Holdings Co., Ltd.........................  18,100  259,317
    Mitsui High-Tec, Inc.................................   5,100   65,787
    Mitsui Home Co., Ltd.................................   7,000   48,551
    Mitsui Matsushima Co., Ltd...........................   1,600   22,696
    Mitsui Mining & Smelting Co., Ltd....................  10,600  419,820
    Mitsui OSK Lines, Ltd................................  22,600  586,417
    Mitsui Sugar Co., Ltd................................   2,800   84,992
*   Mitsui-Soko Holdings Co., Ltd........................  22,000   69,811
    Mixi, Inc............................................   3,800  100,071
    Miyaji Engineering Group, Inc........................   1,600   28,815
    Miyazaki Bank, Ltd. (The)............................   3,200   97,144
    Miyoshi Oil & Fat Co., Ltd...........................   1,800   22,232
    Mizuno Corp..........................................   4,000  131,470
    Mochida Pharmaceutical Co., Ltd......................   2,500  181,184

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Modec, Inc...........................................  3,900 $108,980
    Molitec Steel Co., Ltd...............................  2,000   11,014
    MORESCO Corp.........................................  1,200   18,333
    Morinaga Milk Industry Co., Ltd......................  6,800  224,200
    Morishita Jintan Co., Ltd............................    600   14,427
    Morita Holdings Corp.................................  3,000   61,327
    Morito Co., Ltd......................................  2,900   24,298
    Mory Industries, Inc.................................  1,000   30,725
    MrMax Holdings, Ltd..................................  4,600   26,482
    Mugen Estate Co., Ltd................................  1,800   17,542
    Musashi Seimitsu Industry Co., Ltd...................  4,100  139,572
    Musashino Bank, Ltd. (The)...........................  6,600  204,193
    Muto Seiko Co........................................  1,900   13,117
    NAC Co., Ltd.........................................  1,300   11,418
    Nachi-Fujikoshi Corp.................................  3,100  145,076
    Nadex Co., Ltd.......................................    800    7,509
    Nafco Co., Ltd.......................................  1,700   27,879
    Nagano Bank, Ltd. (The)..............................  1,800   29,788
    Nagano Keiki Co., Ltd................................  2,400   28,570
    Nagase & Co., Ltd.................................... 23,900  387,776
    Nakabayashi Co., Ltd.................................  4,000   24,745
    Nakamoto Packs Co., Ltd..............................  1,200   21,232
    Nakamuraya Co., Ltd..................................    900   39,961
    Nakano Corp..........................................  3,000   19,044
    Nakayama Steel Works, Ltd............................  4,600   27,027
    Nakayamafuku Co., Ltd................................  1,500    9,613
    Nanto Bank, Ltd. (The)...............................  6,400  167,159
    Narasaki Sangyo Co., Ltd.............................  6,000   22,332
    NEC Capital Solutions, Ltd...........................  2,600   44,025
    NEC Networks & System Integration Corp...............  4,300  103,517
*   New Japan Chemical Co., Ltd..........................  9,600   20,187
    NHK Spring Co., Ltd.................................. 42,900  429,098
    Nicca Chemical Co., Ltd..............................  1,600   18,933
    Nice Holdings, Inc...................................  1,200   14,373
    Nichi-iko Pharmaceutical Co., Ltd....................  8,900  126,672
    Nichirin Co., Ltd....................................  1,950   42,387
    Nihon Chouzai Co., Ltd...............................  1,400   37,210
    Nihon Dempa Kogyo Co., Ltd...........................  3,100   14,608
    Nihon Denkei Co., Ltd................................  1,400   21,482
    Nihon House Holdings Co., Ltd........................  7,500   39,404
    Nihon Nohyaku Co., Ltd...............................  9,400   57,181
    Nihon Plast Co., Ltd.................................  4,500   41,646
    Nihon Tokushu Toryo Co., Ltd.........................  3,100   64,422
    Nihon Yamamura Glass Co., Ltd........................ 27,000   46,819
    Niitaka Co., Ltd.....................................  1,200   19,169
    Nikki Co., Ltd.......................................    600   12,908
    Nikkiso Co., Ltd..................................... 11,600  121,888
    Nikkon Holdings Co., Ltd............................. 11,300  306,283
    Nippi, Inc...........................................    400   14,141
    Nippo Corp........................................... 11,000  207,162
    Nippon Carbide Industries Co., Inc...................  1,200   21,304
    Nippon Chemical Industrial Co., Ltd..................  1,800   69,714
    Nippon Chemi-Con Corp................................  3,000  105,005
    Nippon Chemiphar Co., Ltd............................    500   20,736
    Nippon Coke & Engineering Co., Ltd................... 39,500   41,763
    Nippon Concrete Industries Co., Ltd..................  8,200   24,689
    Nippon Denko Co., Ltd................................ 24,600   73,280
    Nippon Densetsu Kogyo Co., Ltd.......................  7,200  148,561
    Nippon Dry-Chemical Co., Ltd.........................    700   14,453

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------- --------
JAPAN -- (Continued)
    Nippon Electric Glass Co., Ltd.......................  16,600 $536,518
    Nippon Filcon Co., Ltd...............................   3,100   16,977
    Nippon Flour Mills Co., Ltd..........................  11,600  196,230
    Nippon Hume Corp.....................................   4,500   37,181
    Nippon Kayaku Co., Ltd...............................  29,600  337,545
    Nippon Kinzoku Co., Ltd..............................     900   16,406
    Nippon Koei Co., Ltd.................................   3,200   88,103
    Nippon Koshuha Steel Co., Ltd........................   2,400   17,145
    Nippon Light Metal Holdings Co., Ltd................. 130,700  295,258
    Nippon Paper Industries Co., Ltd.....................  23,300  381,737
    Nippon Pillar Packing Co., Ltd.......................   3,900   53,195
    Nippon Piston Ring Co., Ltd..........................   1,500   29,531
    Nippon Road Co., Ltd. (The)..........................   1,600   86,088
    Nippon Seisen Co., Ltd...............................     600   25,538
    Nippon Sheet Glass Co., Ltd..........................  18,800  196,808
    Nippon Signal Co., Ltd...............................  12,900  124,638
    Nippon Soda Co., Ltd.................................  26,000  152,759
    Nippon Steel & Sumikin Bussan Corp...................   3,200  164,392
    Nippon Suisan Kaisha, Ltd............................  56,700  278,873
    Nippon Thompson Co., Ltd.............................  12,200   89,397
    Nippon View Hotel Co., Ltd...........................     600    7,492
    Nippon Yakin Kogyo Co., Ltd..........................  34,500  116,209
    Nippon Yusen K.K.....................................  31,800  613,278
    Nipro Corp...........................................  23,800  290,786
    Nishimatsu Construction Co., Ltd.....................  11,500  328,918
    Nishimatsuya Chain Co., Ltd..........................  10,000  108,011
    Nishi-Nippon Financial Holdings, Inc.................  29,100  347,691
    Nishio Rent All Co., Ltd.............................   4,000  126,883
    Nissan Tokyo Sales Holdings Co., Ltd.................   4,700   14,533
    Nissei Plastic Industrial Co., Ltd...................   3,700   42,267
    Nissha Co., Ltd......................................   6,900  142,918
    Nisshin Fudosan Co...................................   7,500   46,295
    Nisshin Oillio Group, Ltd. (The).....................   5,900  164,091
    Nisshin Steel Co., Ltd...............................  11,000  154,700
    Nisshinbo Holdings, Inc..............................  32,304  355,447
    Nissin Corp..........................................   3,100   71,175
    Nissin Electric Co., Ltd.............................  10,000   86,636
    Nissin Kogyo Co., Ltd................................   8,900  152,537
    Nitta Gelatin, Inc...................................   1,700   12,356
    Nittan Valve Co., Ltd................................   3,600   11,484
    Nitto Boseki Co., Ltd................................   5,600  139,244
    Nitto Fuji Flour Milling Co., Ltd....................     400   18,596
    Nitto Kogyo Corp.....................................   5,900  101,455
    Nitto Kohki Co., Ltd.................................   2,200   52,117
    Nitto Seiko Co., Ltd.................................   6,100   40,477
    Nittoc Construction Co., Ltd.........................   4,000   25,439
    Noda Corp............................................   1,700   17,862
    NOK Corp.............................................  18,700  375,929
    Nomura Real Estate Holdings, Inc.....................  17,100  373,255
    Noritake Co., Ltd....................................   2,400  131,278
    Noritsu Koki Co., Ltd................................   4,500   85,641
    Noritz Corp..........................................   6,100  102,786
    North Pacific Bank, Ltd..............................  69,400  249,871
    Nozawa Corp..........................................   1,400   15,547
    NS United Kaiun Kaisha, Ltd..........................   2,200   45,623
    NTN Corp.............................................  97,100  428,656
    NuFlare Technology, Inc..............................   1,000   61,544
    Odelic Co., Ltd......................................     600   23,498
    Oenon Holdings, Inc..................................  13,200   53,903

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------- --------
JAPAN -- (Continued)
    Ogaki Kyoritsu Bank, Ltd. (The)......................   7,800 $204,203
    Ohara, Inc...........................................   1,200   29,384
    Ohmoto Gumi Co., Ltd.................................     200    9,551
    Oiles Corp...........................................   3,800   78,346
    Oita Bank, Ltd. (The)................................   3,000  105,920
    Okabe Co., Ltd.......................................   8,300   81,521
    Okamura Corp.........................................   8,400  121,220
    Okasan Securities Group, Inc.........................  35,000  167,074
    Okaya Electric Industries Co., Ltd...................   3,900   17,258
    Oki Electric Industry Co., Ltd.......................  16,600  202,965
    Okinawa Cellular Telephone Co........................     500   19,170
    OKK Corp.............................................   1,300   13,092
    OKUMA Corp...........................................   4,600  259,745
    Okumura Corp.........................................   6,700  220,216
    Okura Industrial Co., Ltd............................   1,800   42,085
    Okuwa Co., Ltd.......................................   7,000   70,414
    Olympic Group Corp...................................   2,600   21,039
    ONO Sokki Co., Ltd...................................   3,300   25,254
    Onoken Co., Ltd......................................   4,200   72,310
    Onward Holdings Co., Ltd.............................  27,300  185,912
    Organo Corp..........................................   1,500   39,076
    Origin Electric Co., Ltd.............................   1,300   26,565
    Osaka Organic Chemical Industry, Ltd.................   3,700   49,423
    Osaka Soda Co., Ltd..................................   2,600   77,131
    Osaki Electric Co., Ltd..............................   8,800   63,901
    OSJB Holdings Corp...................................  12,500   30,922
    OUG Holdings, Inc....................................     600   15,086
    Ozu Corp.............................................     600   10,981
    Pacific Industrial Co., Ltd..........................   9,000  147,589
    Pack Corp. (The).....................................   2,200   70,006
    PALTAC Corp..........................................   4,000  211,434
    Paltek Corp..........................................   2,400   12,205
    Parco Co., Ltd.......................................   5,100   57,869
    Parker Corp..........................................   2,000    9,882
    PC Depot Corp........................................   7,800   37,844
    PCA Corp.............................................     900   12,898
    Pegasus Sewing Machine Manufacturing Co., Ltd........   6,000   55,165
    Pickles Corp.........................................   1,300   25,849
    Piolax, Inc..........................................   6,000  145,817
*   Pioneer Corp.........................................  73,900  100,585
    Plant Co., Ltd.......................................   1,900   22,983
    Plenus Co., Ltd......................................   4,200   67,904
    Press Kogyo Co., Ltd.................................  17,400  109,962
    Pressance Corp.......................................   7,400  112,638
    Prospect Co., Ltd.................................... 106,000   44,635
    Proto Corp...........................................   2,700   33,218
    PS Mitsubishi Construction Co., Ltd..................   6,800   36,877
    Raito Kogyo Co., Ltd.................................   9,400  103,127
    Rasa Corp............................................   1,900   17,029
    Raysum Co., Ltd......................................   2,300   36,011
    Renesas Easton Co., Ltd..............................   2,600   12,837
    Rengo Co., Ltd.......................................  40,400  369,449
*   Renown, Inc..........................................  18,100   22,418
    Retail Partners Co., Ltd.............................   4,300   58,914
    Riberesute Corp......................................   2,000   16,775
    Ricoh Leasing Co., Ltd...............................   3,100  101,398
    Riken Corp...........................................   1,900  104,085
    Riken Keiki Co., Ltd.................................   2,900   62,837
    Riken Technos Corp...................................   7,500   38,121

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Riken Vitamin Co., Ltd...............................  1,600 $ 60,820
    Rion Co., Ltd........................................  2,200   49,613
    Riso Kagaku Corp.....................................  2,500   51,957
    Rix Corp.............................................    600   10,350
    Roland DG Corp.......................................  2,500   58,422
*   RVH, Inc.............................................  5,300   15,383
    Ryobi, Ltd...........................................  5,900  197,220
    Ryoden Corp..........................................  3,500   55,204
    S LINE Co., Ltd......................................  1,800   18,607
    S&B Foods, Inc.......................................    300   27,154
    Sac's Bar Holdings, Inc..............................  4,300   37,407
    Sakai Chemical Industry Co., Ltd.....................  4,000  112,125
    Sakai Heavy Industries, Ltd..........................    700   23,576
    Sakai Ovex Co., Ltd..................................    700   16,059
    Sakata INX Corp......................................  8,200  118,149
    Sala Corp............................................ 12,900   81,571
    SAMTY Co., Ltd.......................................  2,800   49,546
    San Holdings, Inc....................................  1,100   24,036
*   San ju San Financial Group, Inc......................  4,330   83,491
    San-A Co., Ltd.......................................    500   22,991
    San-Ai Oil Co., Ltd.................................. 11,700  150,167
*   Sanden Holdings Corp.................................  4,900   65,065
    Sanei Architecture Planning Co., Ltd.................  1,500   26,601
    Sangetsu Corp........................................ 10,400  199,939
    San-In Godo Bank, Ltd. (The)......................... 33,000  310,065
    Sanken Electric Co., Ltd............................. 20,000  108,807
    Sanko Gosei, Ltd.....................................  2,000    8,900
    Sanko Metal Industrial Co., Ltd......................    300    9,533
    Sankyo Tateyama, Inc.................................  5,700   72,404
    Sanoh Industrial Co., Ltd............................  5,900   38,493
    Sanoyas Holdings Corp................................  6,300   12,500
    Sansha Electric Manufacturing Co., Ltd...............  2,200   26,574
    Sanyo Chemical Industries, Ltd.......................  3,000  138,949
    Sanyo Denki Co., Ltd.................................  1,500   82,197
    Sanyo Housing Nagoya Co., Ltd........................  2,800   30,351
    Sanyo Special Steel Co., Ltd.........................  4,600  119,168
    Sanyo Trading Co., Ltd...............................  2,300   42,572
    Sapporo Holdings, Ltd................................ 10,000  241,885
    Sato Shoji Corp......................................  2,900   34,300
    Satori Electric Co., Ltd.............................  2,500   20,619
    Sawada Holdings Co., Ltd.............................  4,400   39,673
    Sawai Pharmaceutical Co., Ltd........................  7,400  349,839
    Saxa Holdings, Inc...................................  1,300   27,776
    SBS Holdings, Inc....................................  5,000   59,633
    Scroll Corp..........................................  8,200   42,693
    Secom Joshinetsu Co., Ltd............................    900   28,200
    Seibu Electric Industry Co., Ltd.....................    800   27,634
    Seika Corp...........................................  2,200   46,912
*   Seikitokyu Kogyo Co., Ltd............................  5,900   38,764
    Seiko Holdings Corp..................................  5,400  118,790
    Sekisui Plastics Co., Ltd............................  5,500   50,646
    Senko Group Holdings Co., Ltd........................ 20,400  160,552
    Senshu Electric Co., Ltd.............................  1,600   47,931
    Senshu Ikeda Holdings, Inc........................... 55,300  196,629
*   Senshukai Co., Ltd...................................  5,200   24,526
    Shibaura Mechatronics Corp...........................  5,000   17,249
    Shibusawa Warehouse Co., Ltd. (The)..................  1,600   23,916
    Shiga Bank, Ltd. (The)............................... 50,000  265,046
    Shikibo, Ltd.........................................  2,500   29,573

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------- --------
JAPAN -- (Continued)
    Shikoku Bank, Ltd. (The).............................   8,200 $105,382
    Shikoku Chemicals Corp...............................   7,300  104,297
    Shimachu Co., Ltd....................................   8,600  273,303
    Shimane Bank, Ltd. (The).............................   1,800   20,317
    Shimizu Bank, Ltd. (The).............................   1,500   28,811
    Shimojima Co., Ltd...................................   2,900   29,014
    Shin Nippon Air Technologies Co., Ltd................   2,500   36,277
*   Shin Nippon Biomedical Laboratories, Ltd.............   4,500   20,192
    Shinagawa Refractories Co., Ltd......................   1,400   54,849
    Shindengen Electric Manufacturing Co., Ltd...........   1,400   66,705
    Shin-Etsu Polymer Co., Ltd...........................   8,400   75,730
    Shinko Electric Industries Co., Ltd..................  16,100  154,331
    Shinko Plantech Co., Ltd.............................   7,600   71,729
    Shinmaywa Industries, Ltd............................  20,000  242,093
    Shinnihon Corp.......................................   5,400   68,383
    Shinsei Bank, Ltd....................................  25,700  404,777
    Shinsho Corp.........................................     900   26,383
    Shinwa Co., Ltd......................................     900   19,906
    Shizuki Electric Co., Inc............................   3,000   21,635
    Shizuoka Gas Co., Ltd................................  12,900  120,334
    Shofu, Inc...........................................   1,800   21,999
*   Shoko Co., Ltd.......................................   1,800   14,658
    Showa Aircraft Industry Co., Ltd.....................   2,200   23,219
    Showa Corp...........................................   9,200  154,734
    Showa Sangyo Co., Ltd................................   4,300  113,359
    Sinanen Holdings Co., Ltd............................   1,400   34,709
    Sinfonia Technology Co., Ltd.........................  21,000   73,541
    Sinko Industries, Ltd................................   3,600   66,357
    SK Kaken Co., Ltd....................................   1,000   93,130
    SK-Electronics Co., Ltd..............................   1,500   25,122
    SKY Perfect JSAT Holdings, Inc.......................  30,200  144,198
    SMK Corp.............................................   9,000   25,658
    Soda Nikka Co., Ltd..................................   3,400   20,750
    Sodick Co., Ltd......................................   7,500   68,493
    Sojitz Corp.......................................... 231,600  840,865
    Soken Chemical & Engineering Co., Ltd................   1,600   29,210
    Soshin Electric Co., Ltd.............................   3,200   14,834
    Sotoh Co., Ltd.......................................   1,300   11,845
    Space Co., Ltd.......................................   2,320   29,606
    SPK Corp.............................................     600   14,484
    St Marc Holdings Co., Ltd............................   2,900   70,609
    Starzen Co., Ltd.....................................   1,000   53,314
    Stella Chemifa Corp..................................   2,100   65,455
    Subaru Enterprise Co., Ltd...........................     400   22,122
    Sugimoto & Co., Ltd..................................   2,200   38,481
    Sumida Corp..........................................   5,500   59,310
    Suminoe Textile Co., Ltd.............................   1,200   33,287
    Sumitomo Bakelite Co., Ltd...........................  35,000  353,940
    Sumitomo Densetsu Co., Ltd...........................   3,600   62,327
    Sumitomo Forestry Co., Ltd...........................  21,300  347,827
    Sumitomo Mitsui Construction Co., Ltd................   4,600   36,070
    Sumitomo Osaka Cement Co., Ltd.......................  85,000  405,293
    Sumitomo Precision Products Co., Ltd.................   6,000   20,179
    Sumitomo Riko Co., Ltd...............................   7,700   86,075
    Sumitomo Rubber Industries, Ltd......................  13,654  226,302
    Sumitomo Seika Chemicals Co., Ltd....................   1,900   94,930
    Sun Frontier Fudousan Co., Ltd.......................   5,000   60,175
    Suncall Corp.........................................   3,400   21,603
    Sun-Wa Technos Corp..................................   1,500   21,090

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Suzuden Corp.........................................  1,600 $ 22,210
    Suzuki Co., Ltd......................................  1,300   10,814
    SWCC Showa Holdings Co., Ltd.........................  5,400   35,325
    T Hasegawa Co., Ltd..................................  5,000  108,734
    T RAD Co., Ltd.......................................  1,700   49,369
    T&K Toka Co., Ltd....................................  4,400   50,714
    Tachibana Eletech Co., Ltd...........................  3,700   64,299
    Tachikawa Corp.......................................  2,800   34,296
    Tachi-S Co., Ltd.....................................  6,900  115,855
    Tadano, Ltd.......................................... 19,800  258,144
    Taihei Dengyo Kaisha, Ltd............................  3,900  100,600
    Taiheiyo Kouhatsu, Inc...............................  1,500   13,202
    Taiho Kogyo Co., Ltd.................................  3,800   42,735
    Taikisha, Ltd........................................  5,100  148,002
    Taiko Bank, Ltd. (The)...............................  1,700   34,588
    Taisei Lamick Co., Ltd...............................  1,100   30,937
    Taiyo Yuden Co., Ltd................................. 20,200  604,146
    Takaoka Toko Co., Ltd................................  2,600   40,932
    Takara Leben Co., Ltd................................ 14,400   49,018
    Takara Standard Co., Ltd.............................  8,800  156,426
    Takasago International Corp..........................  2,900   99,253
    Takasago Thermal Engineering Co., Ltd................  8,500  167,033
    Takashima & Co., Ltd.................................    700   13,370
    Takashimaya Co., Ltd................................. 57,000  477,375
    Take And Give Needs Co., Ltd.........................  1,900   28,334
    TAKEBISHI Corp.......................................  1,400   21,359
    Takeei Corp..........................................  3,700   34,611
    Taki Chemical Co., Ltd...............................    400   16,994
    Takihyo Co., Ltd.....................................  1,600   33,647
    Takisawa Machine Tool Co., Ltd.......................  1,800   29,286
    Takuma Co., Ltd...................................... 12,000  147,100
    Tamron Co., Ltd......................................  4,000   75,337
    Tamura Corp.......................................... 14,500   96,178
    TANABE ENGINEERING Corp..............................    900    8,135
    Tatsuta Electric Wire and Cable Co., Ltd.............  6,500   36,993
    Tbk Co., Ltd.........................................  4,700   21,551
    TDC Soft, Inc........................................  1,200   17,686
    TECHNO ASSOCIE Co., Ltd..............................  1,200   14,487
    Techno Medica Co., Ltd...............................    800   15,152
    Teijin, Ltd.......................................... 32,800  612,609
    Tekken Corp..........................................  2,400   62,461
    Tigers Polymer Corp..................................  2,700   18,732
    TIS, Inc.............................................  1,900   91,246
    Toa Corp. (6894434)..................................  3,700   38,040
    Toa Corp. (6894508)..................................  4,300  111,551
    Toa Oil Co., Ltd..................................... 10,000   21,323
    TOA ROAD Corp........................................    900   30,857
    Toagosei Co., Ltd.................................... 25,000  292,939
    Tobishima Corp....................................... 30,400   55,328
    Tobu Store Co., Ltd..................................    500   14,903
    TOC Co., Ltd......................................... 12,300   91,500
    Tochigi Bank, Ltd. (The)............................. 22,000   81,230
    Toda Corp............................................ 41,000  359,041
    Toda Kogyo Corp......................................  1,200   34,142
    Toei Co., Ltd........................................  1,200  125,875
    Toenec Corp..........................................  1,800   53,342
    Togami Electric Manufacturing Co., Ltd...............    600    9,989
    Toho Acetylene Co., Ltd..............................  1,200   16,653
    Toho Bank, Ltd. (The)................................ 44,500  177,028

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Toho Chemical Industry Co., Ltd......................  3,000 $ 15,946
    Toho Co., Ltd........................................  2,100   43,541
    Toho Holdings Co., Ltd............................... 12,300  302,951
    Toho Zinc Co., Ltd...................................  3,000  111,077
    Tohoku Bank, Ltd. (The)..............................  2,800   35,423
    Tohto Suisan Co., Ltd................................  1,000   18,090
    Tokai Corp...........................................  3,800   83,249
    Tokai Lease Co., Ltd.................................    800   14,897
    Tokai Rika Co., Ltd.................................. 11,400  236,769
    Tokai Tokyo Financial Holdings, Inc.................. 39,700  228,664
    Tokushu Tokai Paper Co., Ltd.........................  1,900   73,551
    Tokyo Dome Corp...................................... 19,200  160,861
    Tokyo Electron Device, Ltd...........................  2,200   41,969
    Tokyo Energy & Systems, Inc..........................  5,000   54,654
    Tokyo Keiki, Inc.....................................  2,600   27,352
    Tokyo Kiraboshi Financial Group, Inc.................  6,100  140,501
    Tokyo Ohka Kogyo Co., Ltd............................  7,100  257,665
    Tokyo Printing Ink Manufacturing Co., Ltd............    400   10,050
    Tokyo Rakutenchi Co., Ltd............................    900   40,089
    Tokyo Rope Manufacturing Co., Ltd....................  2,400   38,570
    Tokyo Sangyo Co., Ltd................................  4,000   25,432
    Tokyo Steel Manufacturing Co., Ltd................... 18,200  156,143
    Tokyo Tatemono Co., Ltd.............................. 29,800  401,234
    Tokyo Tekko Co., Ltd.................................  1,800   28,256
    Tokyo Theatres Co., Inc..............................  1,100   14,080
    Tokyu Construction Co., Ltd..........................  7,000   70,674
    Tokyu Fudosan Holdings Corp.......................... 56,600  384,735
    Tokyu Recreation Co., Ltd............................    600   25,946
    Toli Corp............................................  8,000   25,881
    Tomato Bank, Ltd.....................................  1,900   26,032
    Tomen Devices Corp...................................    800   20,520
    Tomoe Corp...........................................  6,700   28,508
    Tomoe Engineering Co., Ltd...........................  1,500   32,128
    Tomoegawa Co., Ltd...................................  7,000   17,386
    Tomoku Co., Ltd......................................  2,200   40,753
    TOMONY Holdings, Inc................................. 32,500  146,190
    Tonami Holdings Co., Ltd.............................  1,200   70,894
    Toppan Forms Co., Ltd................................ 10,500  106,914
    Topre Corp...........................................  6,300  165,801
    Topy Industries, Ltd.................................  3,900  107,021
    Torex Semiconductor, Ltd.............................  2,500   32,048
    Torii Pharmaceutical Co., Ltd........................  3,000   72,469
    Torishima Pump Manufacturing Co., Ltd................  3,500   31,865
    Tosei Corp...........................................  6,500   63,988
    Toshiba Machine Co., Ltd............................. 22,000  107,828
    Toshiba Plant Systems & Services Corp................  6,200  137,241
    Totech Corp..........................................  1,500   34,881
    Tottori Bank, Ltd. (The).............................  1,700   25,444
    Towa Bank, Ltd. (The)................................  6,900   73,895
    Towa Corp............................................  4,100   40,395
    Towa Pharmaceutical Co., Ltd.........................  1,600   89,000
    Toyo Construction Co., Ltd........................... 14,600   62,458
    Toyo Denki Seizo K.K.................................  1,900   28,830
*   Toyo Engineering Corp................................  4,900   31,704
    Toyo Gosei Co., Ltd..................................  2,000   17,465
    Toyo Ink SC Holdings Co., Ltd........................  8,400  230,014
    Toyo Kanetsu K.K.....................................  1,800   61,597
    Toyo Logistics Co., Ltd..............................  6,200   20,106
    Toyo Machinery & Metal Co., Ltd......................  2,700   18,670

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Toyo Securities Co., Ltd............................. 18,000 $ 40,565
    Toyo Seikan Group Holdings, Ltd...................... 31,900  588,264
    Toyo Tanso Co., Ltd..................................  1,900   54,538
    Toyo Tire & Rubber Co., Ltd.......................... 18,900  298,832
    Toyo Wharf & Warehouse Co., Ltd......................  1,800   28,143
    Toyobo Co., Ltd...................................... 18,200  308,074
    Toyoda Gosei Co., Ltd................................  9,800  248,672
    TPR Co., Ltd.........................................  5,100  129,554
    TS Tech Co., Ltd.....................................  7,700  317,836
    Tsubakimoto Chain Co................................. 25,000  230,254
    Tsubakimoto Kogyo Co., Ltd...........................  1,000   33,621
*   Tsudakoma Corp.......................................    800   14,571
    Tsukada Global Holdings, Inc.........................  5,400   30,892
    Tsukuba Bank, Ltd.................................... 16,200   41,182
    Tsurumi Manufacturing Co., Ltd.......................  4,000   77,322
    TTK Co., Ltd.........................................  3,000   21,500
    Tv Tokyo Holdings Corp...............................  3,200   89,289
    UACJ Corp............................................  6,600  143,003
    Ube Industries, Ltd.................................. 18,200  489,905
    Uchida Yoko Co., Ltd.................................  2,200   69,709
    Uchiyama Holdings Co., Ltd...........................  2,100    9,823
    Ueki Corp............................................    500   12,057
    UKC Holdings Corp....................................  3,400   69,399
    Uniden Holdings Corp................................. 11,000   32,535
    UNIMAT Retirement Community Co., Ltd.................  1,300   17,966
    Union Tool Co........................................    800   26,580
    Unipres Corp.........................................  9,500  193,119
    United Super Markets Holdings, Inc................... 12,100  139,128
*   Universal Entertainment Corp.........................  3,900  127,438
    Urbanet Corp. Co., Ltd...............................  7,300   24,077
*   U-Shin, Ltd..........................................  4,800   31,777
    Utoc Corp............................................  3,300   15,497
    Valor Holdings Co., Ltd..............................  7,000  150,237
    Village Vanguard Co., Ltd............................  1,200   10,854
    Vital KSK Holdings, Inc..............................  9,000   93,185
    Wacoal Holdings Corp.................................  1,200   33,063
    Wakachiku Construction Co., Ltd......................  3,000   45,612
    Wakamoto Pharmaceutical Co., Ltd.....................  4,500   11,944
    Wakita & Co., Ltd....................................  8,200   98,685
    Warabeya Nichiyo Holdings Co., Ltd...................  2,600   53,343
    West Holdings Corp...................................  3,400   26,836
    Wood One Co., Ltd....................................  1,200   15,420
    Xebio Holdings Co., Ltd..............................  6,300   93,915
    YAC Holdings Co., Ltd................................  1,200    9,397
    Yachiyo Industry Co., Ltd............................  1,400   16,073
    Yagi & Co., Ltd......................................    800   13,482
    Yahagi Construction Co., Ltd.........................  6,100   50,644
    Yaizu Suisankagaku Industry Co., Ltd.................  1,200   13,103
    YAMABIKO Corp........................................  6,400   84,598
    Yamagata Bank, Ltd. (The)............................  6,200  140,276
    Yamaguchi Financial Group, Inc....................... 36,528  413,947
    Yamanashi Chuo Bank, Ltd. (The)...................... 34,000  129,062
    Yamashina Corp....................................... 27,600   25,013
    Yamatane Corp........................................  1,500   27,728
    Yamato Corp..........................................  4,000   25,790
    Yamaura Corp.........................................  2,300   18,578
    Yamaya Corp..........................................    600   15,666
    Yamazawa Co., Ltd....................................    800   13,350
    Yamazen Corp......................................... 11,300  115,591

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
JAPAN -- (Continued)
    Yashima Denki Co., Ltd...............................   4,000 $    32,949
    Yellow Hat, Ltd......................................   3,500     101,242
    Yokogawa Bridge Holdings Corp........................   5,800     107,069
    Yokohama Reito Co., Ltd..............................   9,700      87,198
    Yokohama Rubber Co., Ltd. (The)......................  19,200     411,257
    Yokowo Co., Ltd......................................   2,600      45,966
    Yomiuri Land Co., Ltd................................   1,000      42,845
    Yondenko Corp........................................   1,000      23,293
    Yorozu Corp..........................................   4,300      68,537
    Yotai Refractories Co., Ltd..........................   5,200      36,248
    Yuasa Funashoku Co., Ltd.............................     500      15,684
    Yuasa Trading Co., Ltd...............................   2,800      91,268
    Yuken Kogyo Co., Ltd.................................     600      14,015
    Yurtec Corp..........................................   9,000      74,034
    Yushiro Chemical Industry Co., Ltd...................   2,100      29,990
    Zaoh Co., Ltd........................................     700       9,871
    Zeon Corp............................................  26,500     300,231
    Zojirushi Corp.......................................   7,000      90,222
                                                                  -----------
TOTAL JAPAN..............................................          89,810,980
                                                                  -----------
MALAYSIA -- (1.0%)
    Aeon Co. M Bhd.......................................  96,500      54,088
    AFFIN Bank Bhd.......................................  76,600      48,429
    AirAsia Group Bhd.................................... 278,600     244,550
#*  AirAsia X Bhd........................................ 516,000      47,070
    Alliance Bank Malaysia Bhd........................... 191,100     189,047
    Allianz Malaysia Bhd.................................  10,200      31,521
    AMMB Holdings Bhd.................................... 304,400     301,471
    Ann Joo Resources Bhd................................  35,700      17,074
    Batu Kawan Bhd.......................................   2,800      11,999
*   Berjaya Assets Bhd................................... 139,400      11,852
*   Berjaya Corp. Bhd.................................... 507,733      37,483
    Berjaya Food Bhd.....................................  50,600      18,684
    BIMB Holdings Bhd....................................  33,000      32,277
*   Borneo Oil Bhd....................................... 182,550       2,706
    Boustead Holdings Bhd................................ 106,008      62,098
    Boustead Plantations Bhd............................. 114,100      35,948
*   Bumi Armada Bhd...................................... 542,200      95,357
    CAB Cakaran Corp. Bhd................................  55,500      12,860
    Cahya Mata Sarawak Bhd...............................  87,400      67,785
    CB Industrial Product Holding Bhd....................  44,300      13,730
    CCM Duopharma Biotech Bhd............................  45,500      13,801
    CJ Century Logistics Holdings Bhd, Class B...........  78,500      13,251
    Coastal Contracts Bhd................................  28,800       8,222
    CSC Steel Holdings Bhd...............................  42,000      13,771
    Cypark Resources Bhd.................................  21,500      12,751
    Dagang NeXchange Bhd................................. 205,700      20,856
*   Dayang Enterprise Holdings Bhd.......................  53,900       9,419
    DRB-Hicom Bhd........................................ 155,700      85,304
    Eastern & Oriental Bhd............................... 140,178      52,844
*   Eco World Development Group Bhd...................... 232,300      71,525
    Engtex Group Bhd.....................................  77,300      20,960
    Evergreen Fibreboard Bhd.............................  67,500       8,485
    FGV Holdings Bhd..................................... 280,600     119,714
    Gabungan AQRS Bhd....................................  28,200       9,716
    Gadang Holdings Bhd..................................  82,250      15,204
    George Kent Malaysia Bhd.............................  66,200      23,422
    GuocoLand Malaysia Bhd...............................  51,700      11,810
#   Hengyuan Refining Co. Bhd............................  19,200      32,205

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------- --------
MALAYSIA -- (Continued)
    HeveaBoard Bhd.......................................  61,800 $ 13,098
*   Hiap Teck Venture Bhd................................ 209,200   19,639
#*  Hibiscus Petroleum Bhd............................... 219,000   51,994
    Hock Seng LEE Bhd....................................  31,700   10,699
    IGB Bhd..............................................  50,700   36,460
    IJM Corp. Bhd........................................ 585,600  282,760
    Insas Bhd............................................ 171,000   37,900
    IOI Properties Group Bhd............................. 302,249  141,487
*   Iskandar Waterfront City Bhd.........................  86,500   16,744
    Jaya Tiasa Holdings Bhd..............................  70,100   11,821
    JCY International Bhd................................ 117,100    7,634
#   Karex Bhd............................................  96,600   19,500
    Kenanga Investment Bank Bhd..........................  81,600   15,289
    Kian JOO CAN Factory Bhd.............................  15,800   10,268
*   KNM Group Bhd........................................ 319,100   15,719
    Kretam Holdings Bhd.................................. 135,700   14,029
*   KSL Holdings Bhd..................................... 107,100   23,463
    Kumpulan Perangsang Selangor Bhd.....................  50,938   24,322
*   Landmarks Bhd........................................  79,900   14,264
    LBS Bina Group Bhd................................... 119,020   27,229
    Lii Hen Industries Bhd...............................  15,400   10,655
*   Lion Industries Corp. Bhd............................  33,800    6,979
    Magni-Tech Industries Bhd............................  10,600   12,533
    Magnum Bhd........................................... 143,000   77,394
    Mah Sing Group Bhd................................... 217,100   69,553
    Malayan Flour Mills Bhd..............................  57,300   18,082
*   Malayan United Industries Bhd........................ 302,400   14,159
    Malaysia Airports Holdings Bhd....................... 113,900  259,534
    Malaysia Building Society Bhd........................ 286,688   79,003
    Malaysia Marine and Heavy Engineering Holdings Bhd...  64,200   12,396
    Malaysian Pacific Industries Bhd.....................  18,800   49,740
#   Malaysian Resources Corp. Bhd........................ 373,000   71,386
    Malton Bhd...........................................  69,200   11,335
    Matrix Concepts Holdings Bhd.........................  66,750   34,171
    Media Chinese International, Ltd..................... 129,500    9,413
*   Media Prima Bhd...................................... 168,000   22,187
    Mega First Corp. Bhd.................................  32,300   28,123
    Mitrajaya Holdings Bhd...............................  73,190   10,272
    MKH Bhd..............................................  43,420   15,422
    MMC Corp. Bhd........................................  92,500   33,472
*   MNRB Holdings Bhd....................................   5,900    2,853
*   MPHB Capital Bhd..................................... 107,000   34,828
    Muda Holdings Bhd....................................  36,200   16,077
*   Mudajaya Group Bhd...................................  92,500   13,119
    Muhibbah Engineering M Bhd...........................  57,500   43,024
*   Mulpha International Bhd.............................  20,120   10,414
    OCK Group Bhd........................................  75,700   12,126
    Paramount Corp. Bhd..................................  29,700   13,601
*   Parkson Holdings Bhd.................................  70,140   10,392
#   Petron Malaysia Refining & Marketing Bhd.............  17,400   33,730
    PIE Industrial Bhd...................................  32,600   12,463
#   Pos Malaysia Bhd..................................... 108,200  117,612
    Protasco Bhd.........................................  45,791    6,203
    RGB International Bhd................................ 287,000   19,108
    Salutica Bhd.........................................  77,700   10,830
*   Sapura Energy Bhd.................................... 854,800  127,404
    Sarawak Oil Palms Bhd................................  45,385   34,630
    Sime Darby Property Bhd..............................  34,700   11,470
    SP Setia Bhd Group...................................  76,529   56,010

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
MALAYSIA -- (Continued)
*   Sumatec Resources Bhd................................ 805,800 $    7,963
    Sunway Bhd........................................... 300,160    113,058
    Ta Ann Holdings Bhd..................................  39,440     24,953
    TA Enterprise Bhd.................................... 239,700     38,353
    TA Global Bhd........................................ 119,500      8,825
    Taliworks Corp. Bhd..................................  88,600     28,119
    Tan Chong Motor Holdings Bhd.........................  37,700     16,049
    TDM Bhd.............................................. 203,910     13,074
    Thong Guan Industries Bhd............................  20,100     13,484
    Tropicana Corp. Bhd.................................. 108,634     22,976
    TSH Resources Bhd....................................  96,200     28,412
    Tune Protect Group Bhd...............................  80,800     18,709
    UEM Edgenta Bhd......................................  59,000     31,055
    UEM Sunrise Bhd...................................... 347,300     78,340
#   Unisem M Bhd.........................................  99,500     64,193
    United Malacca Bhd...................................  15,200     22,813
    UOA Development Bhd.................................. 127,800     75,453
*   Velesto Energy Bhd................................... 594,639     43,235
*   Vivocom International Holdings Bhd................... 344,500      2,529
*   Wah Seong Corp. Bhd.................................. 109,800     35,991
#   WCT Holdings Bhd..................................... 171,311     41,994
    WTK Holdings Bhd.....................................  94,000     13,884
    Yinson Holdings Bhd.................................. 104,400    118,467
*   YNH Property Bhd.....................................  52,303     17,558
#*  Yong Tai BHD.........................................  60,500     20,137
    YTL Corp. Bhd........................................ 747,382    248,656
                                                                  ----------
TOTAL MALAYSIA...........................................          5,253,591
                                                                  ----------
MEXICO -- (0.8%)
    Alfa S.A.B. de C.V., Class A......................... 447,841    609,849
    Alpek S.A.B. de C.V..................................  75,818    128,019
    Banco del Bajio SA...................................  19,650     46,537
    Consorcio ARA S.A.B. de C.V., Series *............... 158,657     58,908
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V.,
      Class A............................................  12,865      9,436
    Corp. Actinver S.A.B. de C.V.........................  15,000     10,704
    Corpovael S.A. de C.V................................  10,092      8,027
    Credito Real S.A.B. de C.V. SOFOM ER.................  85,399    120,050
    Cydsa S.A.B. de C.V..................................   1,721      2,955
*   Elementia S.A.B. de C.V..............................  44,339     32,949
*   Genomma Lab Internacional S.A.B. de C.V., Class B....  89,315     71,020
    Gentera S.A.B. de C.V................................ 134,521    145,219
*   Grupo Aeromexico S.A.B. de C.V.......................  48,119     73,039
    Grupo Cementos de Chihuahua S.A.B. de C.V............  21,440    138,192
    Grupo Comercial Chedraui S.A. de C.V.................  72,412    177,477
*   Grupo Famsa S.A.B. de C.V., Class A..................  33,963     22,778
    Grupo Financiero Banorte S.A.B. de C.V...............   7,199     50,214
    Grupo Herdez S.A.B. de C.V., Series *................  44,487     95,764
*   Grupo Hotelero Santa Fe S.A.B. de C.V................  34,842     20,283
    Grupo Industrial Saltillo S.A.B. de C.V..............  27,431     40,842
    Grupo Lala S.A.B. de C.V.............................  64,823     68,970
    Grupo Sanborns S.A.B. de C.V.........................  56,188     58,486
*   Grupo Simec S.A.B. de C.V., Series B.................  17,895     58,579
*   Hoteles City Express S.A.B. de C.V...................  61,700     80,048
    Industrias Bachoco S.A.B. de C.V., Series B..........  37,929    187,226
*   Industrias CH S.A.B. de C.V., Series B...............  36,248    168,815
    Industrias Penoles S.A.B. de C.V.....................  11,145    188,962
*   La Comer S.A.B. de C.V...............................  89,944     98,931
    Megacable Holdings S.A.B. de C.V.....................  30,041    144,146
    Mexichem S.A.B. de C.V............................... 136,325    477,049

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
MEXICO -- (Continued)
*   Minera Frisco S.A.B. de C.V.......................... 115,113 $   49,411
    Nemak S.A.B. de C.V.................................. 128,545    106,007
    OHL Mexico S.A.B. de C.V.............................   5,625      8,025
    Organizacion Cultiba S.A.B. de C.V...................  69,200     55,693
*   Organizacion Soriana S.A.B. de C.V., Class B.........  40,351     76,209
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V................................................   6,780     70,035
    Rassini S.A.B. de C.V................................   8,717     31,888
    Rassini S.A.B. de C.V., Class A......................  27,076     56,657
    Regional S.A.B. de C.V...............................  40,581    247,282
    TV Azteca S.A.B. de C.V.............................. 304,278     38,039
    Vitro S.A.B. de C.V., Series A.......................  22,198     69,687
                                                                  ----------
TOTAL MEXICO.............................................          4,202,407
                                                                  ----------
NETHERLANDS -- (1.5%)
    Accell Group.........................................   3,667     76,339
    Aegon NV............................................. 294,132  1,938,930
    APERAM SA............................................  14,890    701,764
    Arcadis NV...........................................  10,290    187,888
    ASM International NV.................................  11,881    683,971
    ASR Nederland NV.....................................  13,121    586,987
    BinckBank NV.........................................  11,130     67,384
    Boskalis Westminster.................................  20,141    617,553
    Brunel International NV..............................   2,893     47,300
    ForFarmers NV........................................   2,371     26,939
*   Fugro NV.............................................  12,556    180,651
*   Heijmans NV..........................................   4,859     61,976
    Hunter Douglas NV....................................     778     59,804
    Intertrust NV........................................   7,315    127,324
    KAS Bank NV..........................................   2,750     31,355
    Kendrion NV..........................................   1,606     69,595
    Koninklijke BAM Groep NV.............................  42,079    172,391
    Koninklijke Vopak NV.................................  11,352    533,956
*   Lucas Bols NV........................................     593     11,709
    Ordina NV............................................  15,728     36,442
    Randstad NV..........................................   7,682    486,179
    SBM Offshore NV......................................  44,899    695,694
    Signify NV...........................................  11,437    316,695
    Van Lanschot Kempen NV...............................   2,245     61,875
                                                                  ----------
TOTAL NETHERLANDS........................................          7,780,701
                                                                  ----------
NEW ZEALAND -- (0.4%)
    Abano Healthcare Group, Ltd..........................   2,026     12,434
    Air New Zealand, Ltd................................. 109,455    242,265
    Arvida Group, Ltd....................................  57,191     49,928
    Chorus, Ltd..........................................  87,425    256,938
    Comvita, Ltd.........................................   4,754     18,413
    Evolve Education Group, Ltd..........................   9,879      3,776
    Heartland Bank, Ltd..................................  79,965     93,218
    Kathmandu Holdings, Ltd..............................  29,777     62,591
    Metlifecare, Ltd.....................................  35,960    151,218
    Metro Performance Glass, Ltd.........................  11,586      6,720
    NEW Zealand King Salmon Investments, Ltd.............   7,515     14,607
    New Zealand Refining Co., Ltd. (The).................  30,409     50,367
    NZME, Ltd............................................  15,550      8,918
    NZME, Ltd............................................  28,793     16,291
    PGG Wrightson, Ltd...................................  27,472     11,992
    Sanford, Ltd.........................................   7,981     41,578
    Scales Corp., Ltd....................................  15,172     48,539

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
NEW ZEALAND -- (Continued)
    Skellerup Holdings, Ltd..............................  26,569 $   37,139
    SKY Network Television, Ltd..........................  73,415    135,828
    SKYCITY Entertainment Group, Ltd.....................  93,606    252,864
    Steel & Tube Holdings, Ltd...........................   7,277      7,248
    Summerset Group Holdings, Ltd........................  38,808    204,702
*   Synlait Milk, Ltd....................................  10,066     74,703
    Tegel Group Holdings, Ltd............................  21,693     16,568
*   TOWER, Ltd...........................................  20,066     10,266
    Trade Me Group, Ltd..................................  58,677    194,198
    Turners Automotive Group, Ltd........................   4,056      8,681
    Warehouse Group, Ltd. (The)..........................  13,394     18,443
                                                                  ----------
TOTAL NEW ZEALAND........................................          2,050,433
                                                                  ----------
NORWAY -- (0.7%)
*   Akastor ASA..........................................  32,353     67,013
    Aker ASA, Class A....................................   2,893    225,994
*   Aker Solutions ASA...................................  24,083    164,715
    American Shipping Co. ASA............................   8,329     29,310
*   Archer, Ltd..........................................   9,188     10,304
    Austevoll Seafood ASA................................  15,622    227,527
*   Avance Gas Holding, Ltd..............................   7,335     20,890
*   Axactor AB...........................................  21,795     61,618
    Bonheur ASA..........................................   3,949     56,484
    Borregaard ASA.......................................   6,037     57,310
*   BW LPG, Ltd..........................................  18,257     82,717
*   BW Offshore, Ltd.....................................  17,950     97,567
*   DNO ASA..............................................  90,397    191,477
*   DOF ASA..............................................  28,665     28,149
#*  Fred Olsen Energy ASA................................   7,263      6,480
    Frontline, Ltd.......................................  12,607     64,233
    Grieg Seafood ASA....................................   2,538     30,137
    Hoegh LNG Holdings, Ltd..............................   8,123     48,055
*   Kongsberg Automotive ASA.............................  75,985     88,482
*   Kvaerner ASA.........................................  31,342     56,348
    Leroy Seafood Group ASA..............................  28,820    226,652
#*  Norwegian Air Shuttle ASA............................   4,818    141,122
*   Norwegian Finans Holding ASA.........................   5,207     63,604
    Ocean Yield ASA......................................   7,604     62,367
*   Odfjell Drilling, Ltd................................  11,186     42,954
    Odfjell SE, Class A..................................   8,358     34,239
*   Otello Corp. ASA.....................................  15,561     37,033
*   Petroleum Geo-Services ASA...........................  50,806    247,613
*   Prosafe SE...........................................   8,800     20,176
*   Protector Forsikring ASA.............................   6,107     46,011
*   Q-Free ASA...........................................   3,003      2,999
*   REC Silicon ASA...................................... 461,224     46,208
    Sbanken ASA..........................................  12,774    123,743
    Selvaag Bolig ASA....................................   5,562     30,291
*   Solstad Farstad ASA..................................  29,344     22,109
    SpareBank 1 SR-Bank ASA..............................  24,839    275,894
    Stolt-Nielsen, Ltd...................................   4,606     78,892
    Storebrand ASA.......................................  62,833    535,207
*   Wallenius Wilhelmsen Logistics.......................   6,223     30,440
    Wilh Wilhelmsen Holding ASA, Class A.................   2,355     58,910
    XXL ASA..............................................   5,564     34,128
                                                                  ----------
TOTAL NORWAY.............................................          3,775,402
                                                                  ----------

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
PHILIPPINES -- (0.3%)
*   Alliance Global Group, Inc...........................   631,300 $  141,854
    Belle Corp...........................................   514,000     31,094
    Cebu Air, Inc........................................    41,100     54,461
*   CEMEX Holdings Philippines, Inc......................   237,000     13,794
    China Banking Corp...................................   156,400     97,663
    Cosco Capital, Inc...................................   415,800     47,766
*   East West Banking Corp...............................   126,750     34,482
*   EEI Corp.............................................    85,300     17,327
*   Energy Development Corp..............................   348,719     33,425
    Filinvest Land, Inc.................................. 2,215,000     59,225
    First Philippine Holdings Corp.......................    54,620     64,248
*   Global Ferronickel Holdings, Inc.....................   218,117      8,551
*   Global-Estate Resorts, Inc...........................   484,000     11,217
    International Container Terminal Services, Inc.......    14,060     23,574
    Lopez Holdings Corp..................................   459,100     32,763
    Megaworld Corp....................................... 1,811,000    158,418
    Nickel Asia Corp.....................................   176,700     14,476
    Pepsi-Cola Products Philippines, Inc.................   178,000      7,544
    Petron Corp..........................................   450,100     75,245
    Philex Mining Corp...................................   236,700     19,739
*   Philippine National Bank.............................    57,100     50,166
    Phinma Energy Corp...................................   253,000      5,769
    Phoenix Petroleum Philippines, Inc...................    68,700     15,441
    RFM Corp.............................................   131,000     11,347
    Rizal Commercial Banking Corp........................    55,220     31,174
    Robinsons Land Corp..................................   360,531    133,095
*   SSI Group, Inc.......................................   211,000      8,190
    STI Education Systems Holdings, Inc..................   675,000     13,711
*   Top Frontier Investment Holdings, Inc................     3,550     17,328
    Union Bank Of Philippines............................    42,760     68,139
    Vista Land & Lifescapes, Inc.........................   853,600     96,407
                                                                    ----------
TOTAL PHILIPPINES........................................            1,397,633
                                                                    ----------
POLAND -- (0.5%)
*   AB SA................................................       754      3,835
*   Agora SA.............................................     7,238     20,592
    Alumetal SA..........................................     1,454     19,305
    Amica SA.............................................     1,505     51,322
    Asseco Poland SA.....................................    20,142    254,247
*   Bank Ochrony Srodowiska SA...........................     6,254     13,019
*   Bioton SA............................................     7,143     12,741
*   Boryszew SA..........................................    12,442     22,969
    Ciech SA.............................................     6,446     98,272
*   Cyfrowy Polsat SA....................................    26,368    171,474
    Echo Investment SA...................................    41,716     49,661
*   Enea SA..............................................    53,173    139,431
*   Getin Holding SA.....................................    94,432     14,983
*   Getin Noble Bank SA..................................    94,443     25,329
    Grupa Azoty SA.......................................     8,745     99,811
    Grupa Lotos SA.......................................    19,602    350,187
*   Impexmetal SA........................................    22,502     26,433
*   Jastrzebska Spolka Weglowa SA........................    10,949    236,314
    Kernel Holding SA....................................    10,447    144,991
    LC Corp. SA..........................................   119,236     79,938
*   Lubelski Wegiel Bogdanka SA..........................     2,965     50,304
    Netia SA.............................................    26,226     35,588
    Neuca SA.............................................       289     20,211
    Orbis SA.............................................     2,421     59,252
*   PKP Cargo SA.........................................     6,978     91,727

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
POLAND -- (Continued)
*   Polnord SA...........................................     7,163 $   17,803
*   Rafako SA............................................     6,118      5,882
    Stalexport Autostrady SA.............................    20,914     19,568
    Stalprodukt SA.......................................       388     52,375
*   Tauron Polska Energia SA.............................   251,276    154,756
    Trakcja SA...........................................     3,837      4,561
*   Vistula Group SA.....................................    26,575     30,772
    Zespol Elektrowni Patnow Adamow Konin SA.............     3,168      8,101
                                                                    ----------
TOTAL POLAND.............................................            2,385,754
                                                                    ----------
PORTUGAL -- (0.3%)
*   Banco Comercial Portugues SA......................... 1,789,026    560,275
    EDP Renovaveis SA....................................    26,435    273,040
    NOS SGPS SA..........................................    15,669     91,266
    Semapa-Sociedade de Investimento e Gestao............     5,555    130,347
    Sonae Capital SGPS SA................................    15,124     15,848
    Sonae SGPS SA........................................   197,057    223,782
    Teixeira Duarte SA...................................    25,366      7,043
                                                                    ----------
TOTAL PORTUGAL...........................................            1,301,601
                                                                    ----------
RUSSIA -- (0.0%)
    Etalon Group P.L.C., GDR.............................     7,822     21,902
    Globaltrans Investment P.L.C., GDR...................     8,332     95,818
*   Lenta, Ltd., GDR.....................................     9,346     46,637
    Magnitogorsk Iron &Steel Works PJSC, GDR.............     3,114     30,044
    Ros Agro P.L.C., GDR.................................       457      4,890
    TMK PJSC, GDR........................................     6,492     30,123
    VTB Bank PJSC, GDR...................................    29,967     46,748
                                                                    ----------
TOTAL RUSSIA.............................................              276,162
                                                                    ----------
SINGAPORE -- (0.6%)
    Accordia Golf Trust..................................   114,000     49,835
    Avarga, Ltd..........................................   100,900     17,098
    Banyan Tree Holdings, Ltd............................    47,800     19,861
    Boustead Singapore, Ltd..............................    48,400     29,324
    Bukit Sembawang Estates, Ltd.........................    31,700    130,391
    China Sunsine Chemical Holdings, Ltd.................    25,400     28,053
    Chip Eng Seng Corp., Ltd.............................    72,300     42,808
    CSE Global, Ltd......................................    76,400     25,293
    Del Monte Pacific, Ltd...............................    61,200      8,546
    Elec & Eltek International Co., Ltd..................     8,300     12,124
#*  Ezra Holdings, Ltd...................................   522,200      3,966
    Far East Orchard, Ltd................................    37,800     38,059
    Frencken Group, Ltd..................................    48,900     16,561
    Geo Energy Resources, Ltd............................    71,400     12,603
    GL, Ltd..............................................    46,200     26,490
    Golden Agri-Resources, Ltd...........................   908,900    187,229
    GuocoLand, Ltd.......................................    52,500     78,438
    Halcyon Agri Corp., Ltd..............................    98,900     37,833
    Ho Bee Land, Ltd.....................................    50,700     93,889
    Hong Fok Corp., Ltd..................................    59,290     31,631
*   Hong Leong Asia, Ltd.................................    30,900     19,676
    Hong Leong Finance, Ltd..............................    31,300     61,553
    Hotel Grand Central, Ltd.............................    34,566     35,562
    Hutchison Port Holdings Trust........................   765,600    195,546
*   Hyflux, Ltd..........................................   124,600     12,460
    Indofood Agri Resources, Ltd.........................    72,700     11,762
    Japfa, Ltd...........................................    55,000     30,143

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
SINGAPORE -- (Continued)
    KSH Holdings, Ltd....................................  47,250 $   21,717
    Lian Beng Group, Ltd.................................  54,800     20,352
*   Midas Holdings, Ltd.................................. 343,400     36,324
*   Nam Cheong, Ltd...................................... 135,500        378
    Olam International, Ltd..............................  51,400     84,299
    OUE, Ltd.............................................  47,100     55,068
    Oxley Holdings, Ltd..................................  67,700     17,928
    QAF, Ltd.............................................  53,800     34,187
*   Raffles Education Corp., Ltd......................... 137,540     16,099
    RHT Health Trust..................................... 114,200     65,022
    Roxy-Pacific Holdings, Ltd...........................  29,920      9,667
    Sembcorp Industries, Ltd............................. 145,100    285,936
    Sembcorp Marine, Ltd.................................  57,700     77,571
*   SIIC Environment Holdings, Ltd....................... 135,000     37,196
    Sinarmas Land, Ltd................................... 163,500     41,476
    Sing Holdings, Ltd...................................  63,000     18,969
*   Sino Grandness Food Industry Group, Ltd..............  87,708     12,904
    Stamford Land Corp., Ltd.............................  17,400      6,136
    Sunningdale Tech, Ltd................................  16,960     17,128
*   Swiber Holdings, Ltd.................................  92,600      1,388
    Tai Sin Electric, Ltd................................  31,700      8,853
    Tuan Sing Holdings, Ltd.............................. 132,600     39,431
    United Engineers, Ltd................................  71,900    141,573
    United Industrial Corp., Ltd.........................  30,700     70,996
    United Overseas Insurance, Ltd.......................   3,400     16,201
    UOB-Kay Hian Holdings, Ltd...........................  36,035     33,917
    UOL Group, Ltd.......................................  87,300    460,948
    Vibrant Group, Ltd...................................  66,430      9,715
    Wee Hur Holdings, Ltd................................  60,800     10,507
    Wheelock Properties Singapore, Ltd...................  49,500     79,790
    Wing Tai Holdings, Ltd...............................  65,300     99,410
*   Yongnam Holdings, Ltd................................  48,400      9,102
                                                                  ----------
TOTAL SINGAPORE..........................................          3,096,922
                                                                  ----------
SOUTH AFRICA -- (1.7%)
    Adcock Ingram Holdings, Ltd..........................   6,059     29,598
*   Adcorp Holdings, Ltd.................................  21,940     26,115
    Advtech, Ltd.........................................   8,373      9,986
    AECI, Ltd............................................  28,165    226,538
    African Oxygen, Ltd..................................  17,714     38,239
    African Rainbow Minerals, Ltd........................  27,242    235,082
    Alexander Forbes Group Holdings, Ltd................. 172,304     65,650
*   Allied Electronics Corp., Ltd........................  33,365     39,651
    Alviva Holdings, Ltd.................................  23,869     33,956
    AngloGold Ashanti, Ltd...............................  26,037    228,557
    AngloGold Ashanti, Ltd., Sponsored ADR...............  47,956    426,329
*   ArcelorMittal South Africa, Ltd......................  66,616     16,222
*   Ascendis Health, Ltd.................................  32,492     25,221
    Assore, Ltd..........................................   5,522    115,086
    Astral Foods, Ltd....................................   6,825    151,215
    Balwin Properties, Ltd...............................  22,231      7,673
    Barloworld, Ltd......................................  43,363    417,371
    Blue Label Telecoms, Ltd.............................  92,421     64,756
    Caxton and CTP Publishers and Printers, Ltd..........   3,840      3,138
    Clover Industries, Ltd...............................  28,914     35,947
*   Curro Holdings, Ltd..................................  15,308     36,046
    DataTec, Ltd......................................... 109,080    202,987
*   Distell Group Holdings, Ltd..........................   6,294     61,422
    DRDGOLD, Ltd.........................................  57,915     15,073

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
SOUTH AFRICA -- (Continued)
*   enX Group, Ltd.......................................  14,323 $   13,009
    EOH Holdings, Ltd....................................  16,493     52,126
    Exxaro Resources, Ltd................................  49,873    491,423
    Gold Fields, Ltd.....................................  44,918    164,838
    Gold Fields, Ltd., Sponsored ADR..................... 117,597    439,813
    Grand Parade Investments, Ltd........................  33,085      4,856
*   Grindrod Shipping Holdings, Ltd......................   2,680     27,271
*   Grindrod, Ltd........................................ 107,193     63,962
*   Group Five, Ltd......................................  22,334      1,442
    Harmony Gold Mining Co., Ltd.........................  63,767    106,136
    Harmony Gold Mining Co., Ltd., Sponsored ADR.........  39,848     67,742
    Hudaco Industries, Ltd...............................   5,065     56,482
    Hulamin, Ltd.........................................  20,234      7,581
*   Impala Platinum Holdings, Ltd........................ 120,613    179,152
    Imperial Holdings, Ltd...............................  27,601    447,519
    Invicta Holdings, Ltd................................  12,305     31,160
    KAP Industrial Holdings, Ltd......................... 260,731    141,566
    Lewis Group, Ltd.....................................  20,668     46,936
    Liberty Holdings, Ltd................................  26,500    231,850
    Life Healthcare Group Holdings, Ltd.................. 165,675    302,144
    Merafe Resources, Ltd................................ 340,993     39,431
    Metair Investments, Ltd..............................  46,367     54,469
    MMI Holdings, Ltd.................................... 205,994    265,797
    Mpact, Ltd...........................................  39,733     68,740
    Murray & Roberts Holdings, Ltd.......................  91,852    126,228
*   Nampak, Ltd.......................................... 147,860    170,038
*   Northam Platinum, Ltd................................  52,997    142,173
    Oceana Group, Ltd....................................   3,165     18,778
    Omnia Holdings, Ltd..................................  15,189    149,082
    Peregrine Holdings, Ltd..............................  32,134     50,878
*   PPC, Ltd............................................. 351,187    170,189
    Raubex Group, Ltd....................................  28,364     42,650
    RCL Foods, Ltd.......................................  33,526     43,669
    Reunert, Ltd.........................................  37,014    229,916
    Rhodes Food Group Pty, Ltd...........................  21,827     30,748
*   Royal Bafokeng Platinum, Ltd.........................  16,658     30,734
    Sappi, Ltd...........................................  93,060    665,094
*   Sibanye Gold, Ltd.................................... 389,920    238,671
*   Super Group, Ltd.....................................  88,579    233,853
    Telkom SA SOC, Ltd...................................  58,959    226,473
    Tongaat Hulett, Ltd..................................  25,298    162,120
    Transaction Capital, Ltd.............................  57,255     74,800
    Trencor, Ltd.........................................  36,271     87,582
    Tsogo Sun Holdings, Ltd..............................  76,282    125,418
    Wilson Bayly Holmes-Ovcon, Ltd.......................  10,522    111,108
                                                                  ----------
TOTAL SOUTH AFRICA.......................................          8,947,505
                                                                  ----------
SOUTH KOREA -- (5.5%)
    ABco Electronics Co., Ltd............................   1,728     15,046
    ABOV Semiconductor Co., Ltd..........................   3,482     16,509
    Aekyung Petrochemical Co., Ltd.......................   3,458     35,631
    Ahn-Gook Pharmaceutical Co., Ltd.....................   2,130     22,515
    AJ Networks Co., Ltd.................................   4,166     19,587
*   AJ Rent A Car Co., Ltd...............................   4,808     49,187
    AK Holdings, Inc.....................................   1,058     73,054
*   Alticast Corp........................................   4,648     14,675
    ALUKO Co., Ltd.......................................   7,684     23,995
*   Amotech Co., Ltd.....................................   1,746     57,609
*   Ananti, Inc..........................................   7,520     52,604

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
SOUTH KOREA -- (Continued)
*   APS Holdings Corp....................................  2,667 $ 13,325
    Asia Cement Co., Ltd.................................    480   58,217
    ASIA Holdings Co., Ltd...............................    317   35,565
    Asia Paper Manufacturing Co., Ltd....................  2,070   62,672
*   Asiana Airlines, Inc................................. 26,161   99,972
    Atec Co., Ltd........................................  1,875   12,293
    Aurora World Corp....................................  2,074   19,430
    Austem Co., Ltd......................................  3,316   13,457
    Autech Corp..........................................  2,921   32,722
    Baiksan Co., Ltd.....................................  2,971   15,911
    BGF Co., Ltd.........................................  7,149   60,856
    Binggrae Co., Ltd....................................  1,413   76,053
*   BioSmart Co., Ltd....................................  3,406   16,469
    BNK Financial Group, Inc............................. 56,422  452,463
*   Bohae Brewery Co., Ltd............................... 20,618   15,673
    Bookook Securities Co., Ltd..........................  1,515   32,428
*   Brain Contents Co., Ltd.............................. 21,808   19,392
    Busan City Gas Co., Ltd..............................    916   29,819
    BYC Co., Ltd.........................................     48   11,051
    Byucksan Corp........................................ 12,763   37,244
    Capro Corp...........................................  5,339   29,688
    Changhae Ethanol Co., Ltd............................  1,227   16,640
    Choheung Corp........................................     46    8,975
    Chokwang Paint, Ltd..................................  2,096   14,970
    Chongkundang Holdings Corp...........................    745   43,267
    Chosun Refractories Co., Ltd.........................    264   19,975
    CJ CheilJedang Corp..................................  1,566  473,830
    CJ Corp..............................................  2,556  321,296
    CJ ENM Co., Ltd......................................    152   31,564
    CJ Hello Co., Ltd....................................  7,875   64,272
    CKD Bio Corp.........................................    780   13,481
    Cosmax BTI, Inc......................................    583   15,292
    Crown Confectionery Co., Ltd.........................  1,708   19,217
    CROWNHAITAI Holdings Co., Ltd........................  1,460   18,616
    Cymechs, Inc.........................................  1,775   17,528
    D.I Corp.............................................  4,636   21,452
    Dae Dong Industrial Co., Ltd.........................  5,164   34,147
    Dae Hyun Co., Ltd....................................  6,011   13,786
*   Dae Won Chemical Co., Ltd............................ 10,060   19,286
    Dae Won Kang Up Co., Ltd.............................  6,480   23,932
*   Dae Young Packaging Co., Ltd......................... 25,156   18,653
#   Daea TI Co., Ltd.....................................  9,991   62,523
    Daechang Co., Ltd....................................  9,809    9,545
    Daechang Forging Co., Ltd............................    229    9,260
    Daeduck GDS Co., Ltd.................................  3,852   46,309
    Daehan Steel Co., Ltd................................  2,678   18,420
    Dae-Il Corp..........................................  1,815   10,013
    Daelim B&Co Co., Ltd.................................  2,646   12,375
    Daelim C&S Co., Ltd..................................    871    9,680
    Daelim Industrial Co., Ltd...........................  6,012  421,836
    Daeryuk Can Co., Ltd.................................  2,788   15,982
    Daesang Corp.........................................  5,375  118,340
    Daesang Holdings Co., Ltd............................  3,226   24,061
*   Daesung Industrial Co., Ltd..........................  3,004   13,985
    Daewon San Up Co., Ltd...............................  3,013   18,085
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd....  9,680  228,570
    Daishin Securities Co., Ltd..........................  6,759   70,891
*   Danal Co., Ltd.......................................  5,767   23,592
    Dayou Automotive Seat Technology Co., Ltd............ 15,161   14,182

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
SOUTH KOREA -- (Continued)
    DB Financial Investment Co., Ltd.....................  6,876 $ 24,119
    DB HiTek Co., Ltd....................................  9,776  147,189
    DB Insurance Co., Ltd................................  8,846  510,178
*   DB, Inc.............................................. 18,416   14,260
*   Deutsch Motors, Inc..................................  5,007   24,689
    DGB Financial Group, Inc............................. 39,399  329,848
    Digital Chosun Co., Ltd..............................  4,970    8,645
    Digital Power Communications Co., Ltd................ 11,489   38,039
    DMS Co., Ltd.........................................  3,345   20,047
    DNF Co., Ltd.........................................  1,153   12,087
    Dong A Eltek Co., Ltd................................  2,808   24,049
*   Dong Ah Tire & Rubber Co., Ltd.......................    993   11,588
    Dong-A Socio Holdings Co., Ltd.......................    640   55,312
    Dong-A ST Co., Ltd...................................  1,071   91,859
    Dong-Ah Geological Engineering Co., Ltd..............  2,403   34,522
    Dong-Il Corp.........................................    403   20,151
    Dongkuk Industries Co., Ltd..........................  7,943   22,578
    Dongkuk Steel Mill Co., Ltd.......................... 17,575  120,753
    DONGSUNG Corp........................................  7,984   42,861
    Dongwha Enterprise Co., Ltd..........................  1,322   34,910
    Dongwha Pharm Co., Ltd...............................  5,100   50,573
    Dongwon Development Co., Ltd......................... 12,293   43,523
    Dongwon F&B Co., Ltd.................................    231   54,887
    Dongwon Industries Co., Ltd..........................    346   98,477
    Doosan Corp..........................................  1,143  106,417
*   Doosan Heavy Industries & Construction Co., Ltd...... 16,597  223,889
#*  Doosan Infracore Co., Ltd............................ 25,287  228,377
    DRB Holding Co., Ltd.................................  2,136   12,929
    DTR Automotive Corp..................................  1,077   32,466
    DY Corp..............................................  2,973   13,951
    DY POWER Corp........................................  1,196   22,488
    e Tec E&C, Ltd.......................................    348   40,256
    Eagon Industrial, Ltd................................  1,585   16,845
    Easy Bio, Inc........................................ 12,020   82,182
*   Elentec Co., Ltd.....................................  4,044   11,064
    EM-Tech Co., Ltd.....................................  1,277   20,949
    ENF Technology Co., Ltd..............................  1,644   20,681
    eSang Networks Co., Ltd..............................  1,164   10,102
    Estechpharma Co., Ltd................................  1,790   17,038
*   Eugene Investment & Securities Co., Ltd.............. 10,226   26,614
    Eugene Technology Co., Ltd...........................    103    1,475
*   Eusu Holdings Co., Ltd...............................  2,459   12,527
    EVERDIGM Corp........................................  1,537   11,866
    Exicon Co., Ltd......................................  1,466   10,143
    Farmsco..............................................  4,894   50,529
*   FarmStory Co., Ltd................................... 13,834   16,514
    Fila Korea, Ltd......................................  8,079  229,399
    Fine Semitech Corp...................................  2,994   15,828
    Gaon Cable Co., Ltd..................................    585   11,528
    Geumhwa PSC Co., Ltd.................................    414   12,216
    GMB Korea Corp.......................................  2,946   18,786
*   GNCO Co., Ltd........................................ 12,052   23,637
    GOLFZON Co., Ltd.....................................    498   17,415
    Golfzon Newdin Holdings Co., Ltd.....................  8,152   30,954
    GS Global Corp....................................... 14,500   42,980
    GS Holdings Corp..................................... 11,001  529,456
    Gwangju Shinsegae Co., Ltd...........................    168   31,106
    HAESUNG DS Co., Ltd..................................  1,483   25,374
    Haitai Confectionery & Foods Co., Ltd................  1,329   15,351

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
SOUTH KOREA -- (Continued)
    Halla Corp...........................................  2,965 $ 14,112
    Halla Holdings Corp..................................  2,427  100,434
    Han Kuk Carbon Co., Ltd..............................  7,335   36,766
*   Hana Micron, Inc.....................................  4,762   20,529
    Hancom MDS, Inc......................................  1,250   20,589
    Handsome Co., Ltd....................................  3,853  130,123
    Hanil Cement Co., Ltd................................    924  118,530
*   Hanjin Heavy Industries & Construction Co., Ltd...... 21,436   53,691
*   Hanjin Heavy Industries & Construction Holdings Co.,
      Ltd................................................  3,532   12,547
    Hanjin Kal Corp...................................... 12,040  198,856
    Hanjin Transportation Co., Ltd.......................  2,968   61,506
    Hankook Tire Co., Ltd................................    674   26,752
    Hankuk Paper Manufacturing Co., Ltd..................    784   15,003
    HanmiGlobal Co., Ltd.................................  2,096   19,987
    Hansae Co., Ltd......................................  3,781   56,356
    Hansae MK Co., Ltd...................................  1,730   13,238
    Hansae Yes24 Holdings Co., Ltd.......................  1,461    9,924
    Hanshin Construction.................................  1,594   28,812
    Hanshin Machinery Co.................................  6,206   13,372
    Hansol Holdings Co., Ltd.............................  9,633   40,967
#   Hansol HomeDeco Co., Ltd............................. 24,580   35,043
    Hansol Paper Co., Ltd................................  4,708   77,352
*   Hansol Technics Co., Ltd.............................  3,547   32,223
*   Hanwha Aerospace Co., Ltd............................  9,200  185,572
    Hanwha Chemical Corp................................. 24,107  457,203
    Hanwha Corp.......................................... 10,490  301,889
    Hanwha General Insurance Co., Ltd.................... 15,243   90,574
*   Hanwha Investment & Securities Co., Ltd.............. 35,649   81,101
    Hanwha Life Insurance Co., Ltd....................... 67,630  312,688
    Hanyang Eng Co., Ltd.................................  2,781   44,934
    Hanyang Securities Co., Ltd..........................  1,428    9,480
#*  Harim Co., Ltd.......................................  8,073   22,423
    HB Technology Co., Ltd............................... 17,157   43,884
    HDC Hyundai Engineering Plastics Co., Ltd............  4,995   26,652
*   Heung-A Shipping Co., Ltd............................ 41,773   21,096
*   Heungkuk Fire & Marine Insurance Co., Ltd............ 12,193   67,423
    Hite Jinro Co., Ltd..................................  6,794  110,555
    Hitejinro Holdings Co., Ltd..........................  3,142   23,717
*   HizeAero Co., Ltd....................................  1,975   10,357
    Home Center Holdings Co., Ltd........................ 10,595   15,838
    HS R&A Co., Ltd......................................  6,290   11,701
*   Humax Co., Ltd.......................................  3,804   25,994
*   Huneed Technologies..................................  1,911   15,753
    Husteel Co., Ltd.....................................    923   11,389
    Huvis Corp...........................................  2,628   20,882
    Hwa Shin Co., Ltd....................................  3,479   10,646
    Hwail Pharm Co., Ltd.................................  3,501   22,132
*   Hwajin Co., Ltd......................................  3,621    9,992
    Hwangkum Steel & Technology Co., Ltd.................  2,211   21,556
    Hy-Lok Corp..........................................  2,212   48,461
*   Hyosung Advanced Materials Corp......................    541   82,215
*   Hyosung Chemical Corp................................    385   57,992
    Hyosung Corp.........................................  1,668   66,534
*   Hyosung Heavy Industries Corp........................  1,128   53,327
*   Hyosung TNC Co., Ltd.................................    523  104,100
    Hyundai BNG Steel Co., Ltd...........................  2,003   19,674
*   Hyundai Construction Equipment Co., Ltd..............    751   89,562
    Hyundai Corp.........................................  2,531   73,807
    Hyundai Department Store Co., Ltd....................  3,368  296,782

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
SOUTH KOREA -- (Continued)
    Hyundai Engineering & Construction Co., Ltd.......... 10,981 $577,150
    Hyundai Greenfood Co., Ltd........................... 12,047  146,019
    Hyundai Livart Furniture Co., Ltd....................  2,651   53,054
    Hyundai Marine & Fire Insurance Co., Ltd............. 12,533  411,025
    Hyundai Motor Securities Co., Ltd....................  4,374   37,706
#   Hyundai Wia Corp.....................................  4,379  184,675
    ICD Co., Ltd.........................................  2,114   19,219
*   IHQ, Inc............................................. 14,886   27,325
    Iljin Display Co., Ltd...............................  6,014   23,521
    Iljin Electric Co., Ltd..............................  6,663   27,078
*   Iljin Holdings Co., Ltd..............................  6,622   27,816
*   IM Co., Ltd..........................................  4,424    5,755
    iMarketKorea, Inc....................................  4,396   27,664
    INITECH Co., Ltd.....................................  3,044   19,636
*   Insun ENT Co., Ltd...................................  4,199   27,098
*   Interflex Co., Ltd...................................  2,128   34,927
    Interpark Corp.......................................  3,097   18,334
    Interpark Holdings Corp.............................. 10,966   26,624
    Inzi Controls Co., Ltd...............................  3,654   17,862
*   Iones Co., Ltd.......................................  1,866   23,727
    IS Dongseo Co., Ltd..................................  3,523   88,841
    ISC Co., Ltd.........................................  1,340   17,773
    ISU Chemical Co., Ltd................................  2,105   21,025
    J.ESTINA Co., Ltd....................................  1,968   11,931
    Jahwa Electronics Co., Ltd...........................  3,016   37,908
    JASTECH, Ltd.........................................  1,357   11,262
    JB Financial Group Co., Ltd.......................... 35,665  189,742
    Jeil Pharma Holdings, Inc............................    773   16,596
    JS Corp..............................................  1,234   15,215
    KAON Media Co., Ltd..................................  3,680   27,358
*   KB Metal Co., Ltd....................................  8,394   18,588
    KC Co., Ltd..........................................  2,704   40,641
    KC Green Holdings Co., Ltd...........................  6,254   24,410
    KCC Engineering & Construction Co., Ltd..............  1,945   14,895
    KEC Corp............................................. 18,498   20,697
    Keyang Electric Machinery Co., Ltd...................  5,858   22,513
    KG Chemical Corp.....................................  1,692   43,962
    KG Eco Technology Service Co., Ltd...................  6,425   21,782
    KGMobilians Co., Ltd.................................  5,395   38,648
*   KH Vatec Co., Ltd....................................  2,850   27,074
    KISWIRE, Ltd.........................................  1,854   46,397
#   KIWOOM Securities Co., Ltd...........................  1,653  137,847
*   KMH Co., Ltd.........................................  4,078   25,799
#   Kocom Co., Ltd.......................................  2,940   19,411
    Kodaco Co., Ltd......................................  9,455   22,823
    Kolon Corp...........................................  1,778   65,244
    Kolon Global Corp....................................  2,010   15,013
    Kolon Industries, Inc................................  4,021  220,476
    Kolon Plastic, Inc...................................  2,664   17,258
    Kopla Co., Ltd.......................................  2,406    7,816
    Korea Airport Service Co., Ltd.......................    412   14,962
    Korea Asset In Trust Co., Ltd........................ 10,936   53,983
    Korea Autoglass Corp.................................  2,369   25,670
    Korea Cast Iron Pipe Industries Co., Ltd.............  2,203   19,727
*   Korea Circuit Co., Ltd...............................  3,615   23,391
    Korea Electric Terminal Co., Ltd.....................  1,465   60,292
    Korea Investment Holdings Co., Ltd...................  1,444   92,510
*   Korea Line Corp......................................  3,589   73,239
    Korea Petrochemical Ind Co., Ltd.....................    499  111,708

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
SOUTH KOREA -- (Continued)
    Korea Real Estate Investment & Trust Co., Ltd........ 32,941 $ 84,736
    Korean Air Lines Co., Ltd............................ 10,716  280,629
    Korean Reinsurance Co................................ 26,664  263,355
    Kortek Corp..........................................  3,593   55,956
    KPX Chemical Co., Ltd................................    632   37,236
    KSS LINE, Ltd........................................  4,280   28,725
*   KT Hitel Co., Ltd....................................  2,856   14,570
    KT Skylife Co., Ltd..................................  5,709   66,909
    KT Submarine Co., Ltd................................  4,504   17,251
*   KTB Investment & Securities Co., Ltd................. 11,121   36,298
    KTCS Corp............................................  8,880   17,277
    Ktis Corp............................................  4,865   11,718
    Kukbo Design Co., Ltd................................  1,254   21,207
    Kukdo Chemical Co., Ltd..............................  1,020   54,423
    Kukdong Oil & Chemicals Co., Ltd.....................  4,043   12,404
    Kumho Industrial Co., Ltd............................  5,014   46,955
    Kumho Petrochemical Co., Ltd.........................    562   56,959
*   Kumho Tire Co., Inc.................................. 36,217  202,817
    Kumkang Kind Co., Ltd................................    610   13,327
    Kwang Dong Pharmaceutical Co., Ltd...................  9,258   62,173
    Kwangju Bank Co., Ltd................................  7,796   76,772
*   Kyeryong Construction Industrial Co., Ltd............  1,246   24,707
    Kyobo Securities Co., Ltd............................  6,572   54,664
    Kyungbang Co., Ltd...................................  2,863   32,659
    Kyungdong Pharm Co., Ltd.............................  5,086   55,052
    Kyung-In Synthetic Corp..............................  6,925   34,070
*   LB Semicon, Inc......................................  4,621   22,004
    LEADCORP, Inc. (The).................................  3,249   16,300
    Lee Ku Industrial Co., Ltd...........................  6,139   10,540
    LF Corp..............................................  5,690  140,048
#   LG Hausys, Ltd.......................................  1,935  116,480
    LG Innotek Co., Ltd..................................  1,490  217,681
    LG International Corp................................  8,753  184,946
    LG Uplus Corp........................................ 46,541  640,740
    LIG Nex1 Co., Ltd....................................  1,871   58,087
    LMS Co., Ltd.........................................  2,000   12,339
    Lock & Lock Co., Ltd.................................  3,844   71,448
    LOT Vacuum Co., Ltd..................................  1,823   19,683
    Lotte Chilsung Beverage Co., Ltd.....................     81  101,364
    LOTTE Fine Chemical Co., Ltd.........................  3,431  189,223
    Lotte Food Co., Ltd..................................    115   90,975
    Lotte Non-Life Insurance Co., Ltd.................... 17,091   41,014
    LS Corp..............................................  3,845  258,323
    LVMC Holdings........................................  7,978   27,811
    Maeil Holdings Co., Ltd..............................  2,748   35,772
    Mcnex Co., Ltd.......................................  1,295   20,791
    MegaStudyEdu Co., Ltd................................    251   37,241
*   Melfas, Inc..........................................  3,417   10,749
    Meritz Financial Group, Inc..........................  7,307   81,811
    Meritz Fire & Marine Insurance Co., Ltd.............. 10,266  168,933
    Meritz Securities Co., Ltd........................... 68,220  215,989
    Mirae Asset Daewoo Co., Ltd.......................... 70,952  518,388
    Mirae Asset Life Insurance Co., Ltd.................. 21,444  103,879
    Miwon Chemicals Co., Ltd.............................    219    9,129
    Miwon Specialty Chemical Co., Ltd....................    407   22,952
*   MNTech Co., Ltd......................................  5,576   19,697
    Mobase Co., Ltd......................................  5,876   24,204
    Moorim P&P Co., Ltd..................................  5,847   42,201
    Moorim Paper Co., Ltd................................  5,143   14,285

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
SOUTH KOREA -- (Continued)
    MS Autotech Co., Ltd.................................  6,168 $ 13,916
    Namhae Chemical Corp.................................  5,124   69,340
*   Namsun Aluminum Co., Ltd............................. 20,720   20,465
*   Neowiz...............................................  2,553   40,015
    NEPES Corp...........................................  3,697   39,112
    New Power Plasma Co., Ltd............................  1,359   21,818
    Nexen Corp...........................................  7,723   42,154
    Nexen Tire Corp...................................... 11,041  106,082
*   Next Entertainment World Co., Ltd....................  1,690   10,321
    NH Investment & Securities Co., Ltd.................. 30,265  353,121
    NICE Holdings Co., Ltd...............................  4,219   60,293
    Nice Information & Telecommunication, Inc............  1,182   25,756
*   NK Co., Ltd.......................................... 17,710   22,645
    Nong Shim Holdings Co., Ltd..........................    504   43,973
    Nong Woo Bio Co., Ltd................................  1,968   26,529
    Noroo Holdings Co., Ltd..............................  1,454   18,020
    NOROO Paint & Coatings Co., Ltd......................  2,353   23,154
    NS Shopping Co., Ltd.................................  4,509   50,614
    OCI Co., Ltd.........................................  3,883  344,712
*   Omnisystem Co., Ltd..................................  5,220   12,886
    Openbase, Inc........................................  6,819   17,017
*   OPTRON-TEC, Inc......................................  3,464   16,650
*   Orbitech Co., Ltd....................................  6,320   25,518
    Orion Holdings Corp..................................  4,848   98,232
    Paik Kwang Industrial Co., Ltd.......................  8,359   22,829
*   Pan-Pacific Co., Ltd.................................  5,062   12,911
    Paradise Co., Ltd....................................  9,384  148,118
    Partron Co., Ltd.....................................  9,381   59,186
    Poongsan Corp........................................  5,289  155,029
    POSCO Coated & Color Steel Co., Ltd..................    534   10,671
    Posco Daewoo Corp....................................  8,362  143,635
*   Power Logics Co., Ltd................................  6,041   24,729
    Protec Co., Ltd......................................  2,493   39,740
    Pulmuone Co., Ltd....................................    155   18,664
    Pungkuk Alcohol Industry Co., Ltd....................  1,990   17,551
    Pyeong Hwa Automotive Co., Ltd.......................  2,380   19,927
*   Redrover Co., Ltd....................................  8,624   29,599
    Reyon Pharmaceutical Co., Ltd........................    957   16,881
    RFTech Co., Ltd......................................  6,327   25,690
    S Net Systems, Inc...................................  2,056    8,082
    S&S Tech Corp........................................  4,487   16,060
*   S&T Dynamics Co., Ltd................................  3,809   21,837
    S&T Motiv Co., Ltd...................................  2,519   76,184
*   S.Y. Panel Co., Ltd..................................  2,349   13,329
    Sajo Industries Co., Ltd.............................    771   41,882
*   Sajodongaone Co., Ltd................................ 14,967   19,113
#   Sambo Motors Co., Ltd................................  2,920   21,070
    SAMHWA Paints Industrial Co., Ltd....................  1,801   12,517
    Samick Musical Instruments Co., Ltd..................  9,536   18,323
    Samji Electronics Co., Ltd...........................  2,577   28,486
    Samkee Automotive Co., Ltd...........................  6,378   17,414
    Samkwang Glass Co., Ltd..............................    741   26,213
    SAMPYO Cement Co., Ltd...............................  8,391   31,370
    Samsung Card Co., Ltd................................  6,231  197,349
*   Samsung Heavy Industries Co., Ltd.................... 41,489  241,022
    Samsung Securities Co., Ltd.......................... 14,574  425,035
    SAMT Co., Ltd........................................ 20,892   33,925
    Samyang Corp.........................................    930   65,099
    Samyang Holdings Corp................................    987  100,650

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
SOUTH KOREA -- (Continued)
    Sangsin Brake........................................  2,584 $ 14,128
    SAVEZONE I&C Corp....................................  3,550   13,209
*   SBW.................................................. 39,774   40,218
    Seah Besteel Corp....................................  3,572   68,649
    SeAH Holdings Corp...................................    197   23,272
    SeAH Steel Corp......................................    836   51,525
    Sebang Co., Ltd......................................  4,144   44,872
    Sebo Manufacturing Engineer Corp.....................  1,650   19,829
    Sejong Industrial Co., Ltd...........................  3,498   22,431
*   Sekonix Co., Ltd.....................................  2,121   14,882
    Sempio Foods Co......................................      7      210
    S-Energy Co., Ltd....................................  2,950   18,943
    Seohan Co., Ltd...................................... 18,570   35,398
    SEOWONINTECH Co., Ltd................................  2,304   11,263
    Seoyon Co., Ltd......................................  4,153   17,913
    Seoyon E-Hwa Co., Ltd................................  3,569   21,019
*   Sewon Cellontech Co., Ltd............................  8,944   33,268
    SFA Engineering Corp.................................  4,144  136,226
*   SFA Semicon Co., Ltd................................. 20,425   35,656
    Shinsegae Engineering & Construction Co., Ltd........    576   17,656
    Shinsegae Food Co., Ltd..............................    182   22,410
*   Shinsung Tongsang Co., Ltd........................... 20,054   18,481
*   Shinwha Intertek Corp................................  5,026    9,392
*   Shinwon Corp......................................... 11,290   19,794
*   Signetics Corp....................................... 17,512   18,837
    SIGONG TECH Co., Ltd.................................  2,445   15,509
    Silicon Works Co., Ltd...............................  2,383  101,112
    SIMMTECH Co., Ltd....................................  4,336   34,046
    SIMPAC, Inc..........................................  4,120   10,752
    SK Discovery Co., Ltd................................  3,132   92,852
    SK Gas, Ltd..........................................  1,150   88,618
    SK Networks Co., Ltd................................. 34,687  146,030
*   SK Securities Co., Ltd............................... 59,464   61,543
    SKC Co., Ltd.........................................  4,423  169,837
    SL Corp..............................................  3,492   63,853
*   S-MAC Co., Ltd....................................... 21,292   28,102
*   SNU Precision Co., Ltd...............................  3,785   11,353
    Songwon Industrial Co., Ltd..........................  4,004   94,705
    Soulbrain Co., Ltd...................................  1,865   99,759
    Ssangyong Cement Industrial Co., Ltd................. 41,670  196,203
*   Ssangyong Motor Co................................... 10,759   45,092
    Suheung Co., Ltd.....................................  1,636   42,201
    Sun Kwang Co., Ltd...................................  1,102   19,503
*   SundayToz Corp.......................................  1,342   26,692
    Sung Bo Chemicals Co., Ltd...........................  3,534   19,868
    Sung Kwang Bend Co., Ltd.............................  5,510   51,515
*   Sungchang Enterprise Holdings, Ltd................... 15,703   36,967
    Sungdo Engineering & Construction Co., Ltd...........  4,138   24,389
*   Sungshin Cement Co., Ltd.............................  6,047   50,852
    Sungwoo Hitech Co., Ltd.............................. 15,556   63,435
*   Sunjin Co., Ltd......................................  1,884   23,361
*   Suprema, Inc.........................................  1,070   21,928
    SurplusGlobal, Inc...................................  5,349   21,114
    Tae Kyung Industrial Co., Ltd........................  2,405   16,061
    Taekwang Industrial Co., Ltd.........................     23   30,104
*   Taewoong Co., Ltd....................................  3,164   44,729
    Taeyoung Engineering & Construction Co., Ltd......... 12,466  162,024
*   Taihan Textile Co., Ltd..............................    680    6,701
    Tailim Packaging Co., Ltd............................  5,153   14,829

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
SOUTH KOREA -- (Continued)
*   TBH Global Co., Ltd..................................     5,457 $    25,567
    Tera Semicon Co., Ltd................................     1,760      26,580
    Tesna Co., Ltd.......................................     1,271      29,354
*   Thinkware Systems Corp...............................     1,985      15,387
*   TK Chemical Corp.....................................     7,026      14,775
    TK Corp..............................................     4,551      45,964
    Tong Yang Moolsan Co., Ltd...........................    10,050      17,966
    Tongyang Life Insurance Co., Ltd.....................    12,153      80,546
    Top Engineering Co., Ltd.............................     3,622      20,187
    Tovis Co., Ltd.......................................     3,257      24,046
    TS Corp..............................................     1,335      28,073
    UIL Co., Ltd.........................................     1,848       9,385
    Uju Electronics Co., Ltd.............................     2,001      17,450
*   Unick Corp...........................................     3,772      15,660
    Unid Co., Ltd........................................     1,325      56,847
    Viatron Technologies, Inc............................     1,566      18,037
    Visang Education, Inc................................     1,919      15,968
*   W Holding Co., Ltd...................................    31,598      20,712
    Whanin Pharmaceutical Co., Ltd.......................     1,118      21,129
*   WillBes & Co. (The)..................................     9,359      11,992
    Wins Co., Ltd........................................     1,537      17,336
    WiSoL Co., Ltd.......................................     2,669      40,845
*   Wonik Holdings Co., Ltd..............................     9,905      49,791
*   Wonik Materials Co., Ltd.............................       700      34,052
*   Woongjin Energy Co., Ltd.............................     4,197      12,010
    Woongjin Thinkbig Co., Ltd...........................     6,832      36,075
*   Woori Investment Bank Co., Ltd.......................    72,754      45,212
*   Woorison F&G Co., Ltd................................     9,592      18,555
    Wooshin Systems Co., Ltd.............................     3,080      24,543
#   Woosu AMS Co., Ltd...................................     5,892      33,964
    Y G-1 Co., Ltd.......................................     2,694      37,429
    Yeong Hwa Metal Co., Ltd.............................    13,368      17,484
    Yong Pyong Resort Co., Ltd...........................     4,441      27,134
    YooSung T&S Co., Ltd.................................     5,774      17,688
    Youlchon Chemical Co., Ltd...........................     2,408      36,745
    Young Poong Corp.....................................        81      55,185
    Youngone Corp........................................     4,925     133,041
    Youngone Holdings Co., Ltd...........................     1,299      62,426
*   Yuanta Securities Korea Co., Ltd.....................    29,890      97,811
    Zeus Co., Ltd........................................     1,279      19,419
                                                                    -----------
TOTAL SOUTH KOREA........................................            28,064,484
                                                                    -----------
SPAIN -- (1.5%)
    Acciona SA...........................................     8,040     690,399
    Acerinox SA..........................................    33,062     477,871
*   Adveo Group International SA.........................     2,813       6,272
    Applus Services SA...................................    16,882     244,423
    Azkoyen SA...........................................     1,280      12,730
    Banco de Sabadell SA................................. 1,018,384   1,695,370
*   Baron de Ley.........................................       274      36,221
    Construcciones y Auxiliar de Ferrocarriles SA........     3,500     155,025
*   Deoleo SA............................................    72,355      13,588
    Ebro Foods SA........................................    15,484     335,124
*   eDreams ODIGEO SA....................................    16,683      75,331
    Elecnor SA...........................................     6,480      93,160
    Enagas SA............................................     3,523      98,491
    Ence Energia y Celulosa SA...........................    28,711     270,822
    Ercros SA............................................    22,936     130,942
    Euskaltel SA.........................................    15,040     139,996

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
SPAIN -- (Continued)
    Faes Farma SA........................................  37,310 $  162,813
    Grupo Catalana Occidente SA..........................   8,380    357,799
    Iberpapel Gestion SA.................................   1,420     62,007
*   Liberbank SA......................................... 426,252    250,512
    Mapfre SA............................................ 207,799    652,147
    Melia Hotels International SA........................  20,714    272,400
    NH Hotel Group SA....................................  48,489    356,135
    Obrascon Huarte Lain SA..............................  24,022     84,575
    Papeles y Cartones de Europa SA......................   8,581    167,426
    Parques Reunidos Servicios Centrales SAU.............   4,230     64,350
    Prim SA..............................................     827     12,681
*   Quabit Inmobiliaria SA...............................  20,146     41,410
    Sacyr S.A............................................  87,606    279,113
    Sacyr SA.............................................   1,825      5,826
    Siemens Gamesa Renewable Energy SA...................  18,806    265,277
    Talgo SA.............................................  12,178     65,218
*   Telepizza Group SA...................................   2,406     15,328
*   Tubacex SA...........................................   6,312     23,240
*   Tubos Reunidos SA....................................  28,263     15,344
*   Vocento SA...........................................  20,755     33,138
                                                                  ----------
TOTAL SPAIN..............................................          7,662,504
                                                                  ----------
SWEDEN -- (1.7%)
*   AcadeMedia AB........................................   9,030     52,814
    Acando AB............................................  19,049     70,319
    AddNode Group AB.....................................   3,905     45,694
    AF AB, Class B.......................................  11,524    286,844
    Ahlsell AB...........................................  48,461    284,030
    Alimak Group AB......................................   6,871    114,162
    Arjo AB, Class B.....................................  32,081    108,761
    Attendo AB...........................................  17,691    160,023
*   BE Group AB..........................................   1,919     11,166
*   Beijer Electronics Group AB..........................   3,943     17,727
    Beijer Ref AB........................................  12,690    277,526
    Bergman & Beving AB..................................   6,307     67,515
    Besqab AB............................................     759      9,403
    Betsson AB...........................................  21,031    187,722
    Bilia AB, Class A....................................  14,955    127,720
    BillerudKorsnas AB...................................  30,876    367,854
    Bjorn Borg AB........................................   2,840      7,403
    Bonava AB............................................   1,883     24,704
    Bonava AB, Class B...................................  17,439    228,376
    Bravida Holding AB...................................  33,967    270,719
    Bufab AB.............................................   5,860     74,457
    Bulten AB............................................   3,216     38,515
    Byggmax Group AB.....................................  10,027     47,769
    Capio AB.............................................  19,990    119,188
    Clas Ohlson AB, Class B..............................   1,503     13,210
    Cloetta AB, Class B..................................  42,742    135,857
*   CLX Communications AB................................   1,501     17,938
*   Collector AB.........................................   2,979     24,571
    Com Hem Holding AB...................................  14,358    256,528
*   Concordia Maritime AB, Class B.......................   6,501      7,934
    Coor Service Management Holding AB...................  11,779     97,823
    Dometic Group AB.....................................  48,092    466,575
*   Doro AB..............................................   4,175     20,626
    Duni AB..............................................   6,052     77,826
    Dustin Group AB......................................   7,956     81,974
    Eastnine AB..........................................   4,151     45,960

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
SWEDEN -- (Continued)
    Elanders AB, Class B.................................  3,507 $   31,638
*   Enea AB..............................................  2,562     26,409
*   Fingerprint Cards AB, Class B........................ 11,358     10,228
    Getinge AB, Class B.................................. 35,019    376,475
    Granges AB........................................... 15,711    196,677
    Gunnebo AB...........................................  9,209     28,736
    Haldex AB............................................  8,793     93,043
    Holmen AB, Class B................................... 19,864    442,158
    Humana AB............................................  4,868     32,352
    Intrum AB............................................  1,816     48,859
    Inwido AB............................................  9,880     72,944
    JM AB................................................ 12,268    225,888
    KappAhl AB........................................... 11,324     48,949
    Karo Pharma AB....................................... 21,130     86,303
    KNOW IT AB...........................................  3,970     78,406
    Lindab International AB.............................. 16,235    110,596
    Loomis AB, Class B................................... 11,474    360,059
    Mekonomen AB.........................................  4,200     75,193
*   Momentum Group AB, Class B...........................  4,972     66,428
    MQ Holding AB........................................  3,386      5,832
    NCC AB, Class B......................................  6,536    105,505
    Nederman Holding AB..................................  3,231     38,905
    New Wave Group AB, Class B........................... 12,001     72,599
    Nobia AB............................................. 21,276    159,912
    Nobina AB............................................ 14,095     97,659
    Nordic Waterproofing Holding A.S.....................  4,419     41,594
    Opus Group AB........................................ 44,326     33,994
    Peab AB.............................................. 33,967    273,735
    Pricer AB, Class B................................... 29,801     38,059
*   Radisson Hospitality AB..............................  7,567     30,891
    Ratos AB, Class B.................................... 42,705    158,984
*   Recipharm AB, Class B................................  8,952    163,268
    Resurs Holding AB.................................... 14,214    110,335
    Rottneros AB......................................... 28,710     37,355
*   SAS AB............................................... 17,333     33,995
    Scandi Standard AB...................................  8,652     55,691
    Scandic Hotels Group AB.............................. 13,670    142,646
    Semcon AB............................................  4,616     29,973
    SkiStar AB...........................................  3,983     93,113
    SSAB AB, Class A..................................... 20,952    103,354
    SSAB AB, Class B..................................... 44,511    176,657
    Sweco AB, Class B....................................  4,025    108,232
    Systemair AB.........................................  2,434     26,167
    VBG Group AB, Class B................................    781     12,616
                                                                 ----------
TOTAL SWEDEN.............................................         8,809,645
                                                                 ----------
SWITZERLAND -- (3.3%)
    Adecco Group AG...................................... 13,871    852,750
*   Allreal Holding AG...................................  2,867    446,066
*   Alpiq Holding AG.....................................  1,519    133,575
    ALSO Holding AG......................................  1,037    113,343
*   Arbonia AG........................................... 11,046    187,226
*   Aryzta AG............................................ 17,320    244,390
    Autoneum Holding AG..................................    583    133,262
    Baloise Holding AG...................................  8,350  1,302,096
    Bank Cler AG.........................................  1,056     55,683
    Banque Cantonale de Geneve...........................    335     61,569
    Bell Food Group AG...................................    341     99,738
    Berner Kantonalbank AG...............................    851    174,443

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
SWITZERLAND -- (Continued)
    Bobst Group SA.......................................     940 $   87,052
    Bucher Industries AG.................................   1,229    398,203
    Burckhardt Compression Holding AG....................     420    152,729
    Calida Holding AG....................................     948     33,236
    Carlo Gavazzi Holding AG.............................      90     29,271
    Cembra Money Bank AG.................................   5,558    509,745
    Cham Group AG........................................      85     36,511
    Cicor Technologies, Ltd..............................     389     25,833
    Cie Financiere Tradition SA..........................     318     34,063
    Clariant AG..........................................  17,052    407,736
    Coltene Holding AG...................................     380     42,516
    Conzzeta AG..........................................     219    239,211
    Daetwyler Holding AG.................................     660    121,996
    DKSH Holding AG......................................   3,715    271,586
*   Dottikon Es Holding AG...............................      22     14,656
    Dufry AG.............................................   4,813    636,847
    EFG International AG.................................  18,860    140,496
    Emmi AG..............................................     414    339,562
    Energiedienst Holding AG.............................   2,636     80,156
*   Evolva Holding SA....................................  83,102     23,537
    Feintool International Holding AG....................     411     46,061
    Flughafen Zurich AG..................................   2,197    459,712
    GAM Holding AG.......................................  36,197    365,972
    Gurit Holding AG.....................................      73     63,661
    Helvetia Holding AG..................................   1,423    841,029
    HOCHDORF Holding AG..................................     202     41,966
    Huber & Suhner AG....................................   2,282    138,107
    Hypothekarbank Lenzburg AG...........................       8     37,157
    Implenia AG..........................................   2,851    225,389
    Jungfraubahn Holding AG..............................     535     79,600
    Kudelski SA..........................................   5,256     50,767
*   Lastminute.com NV....................................     542      7,071
    Liechtensteinische Landesbank AG.....................   2,227    132,969
    Luzerner Kantonalbank AG.............................     528    273,971
*   MCH Group AG.........................................     559     21,501
    Meier Tobler Group AG................................     403      8,448
    Metall Zug AG........................................      36    111,767
    Mikron Holding AG....................................   1,680     16,110
    Mobimo Holding AG....................................   1,528    379,153
    OC Oerlikon Corp. AG.................................  30,382    472,057
*   Orascom Development Holding AG.......................   2,310     32,845
    Orell Fuessli Holding AG.............................      25      2,779
    Orior AG.............................................     930     80,225
    Phoenix Mecano AG....................................     121     80,621
    Plazza AG, Class A...................................     226     51,570
    Rieter Holding AG....................................     647     98,600
    Romande Energie Holding SA...........................      37     44,457
*   Schmolz + Bickenbach AG.............................. 118,904     97,764
    Schweiter Technologies AG............................     173    189,672
    SFS Group AG.........................................     793     93,855
    Siegfried Holding AG.................................     715    308,435
    St Galler Kantonalbank AG............................     481    247,277
    Sulzer AG............................................   2,538    311,303
    Sunrise Communications Group AG......................   6,329    557,820
    Swiss Life Holding AG................................   4,696  1,683,885
    Swissquote Group Holding SA..........................   1,714    112,638
    Tamedia AG...........................................     664     99,564
    Thurgauer Kantonalbank...............................     257     26,472
*   Tornos Holding AG....................................   2,472     27,955

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
SWITZERLAND -- (Continued)
    Valiant Holding AG...................................   3,461 $   369,439
    Valora Holding AG....................................     772     237,340
    Vaudoise Assurances Holding SA.......................     219     112,722
    Vetropack Holding AG.................................      38      77,767
*   Von Roll Holding AG..................................  20,277      25,236
    Vontobel Holding AG..................................   4,798     332,640
    VP Bank AG...........................................     720     140,396
    Walliser Kantonalbank................................   1,048     113,166
    Zehnder Group AG.....................................   2,388     103,889
    Zug Estates Holding AG...............................      41      70,776
    Zuger Kantonalbank AG................................      22     129,182
                                                                  -----------
TOTAL SWITZERLAND........................................          17,061,841
                                                                  -----------
TAIWAN -- (5.2%)
    AcBel Polytech, Inc..................................  69,000      44,018
    Ace Pillar Co., Ltd..................................  23,000      21,360
    ACES Electronic Co., Ltd.............................  18,000      12,563
*   Acon Holding, Inc....................................  50,000      10,695
    A-DATA Technology Co., Ltd...........................  39,000      68,937
    Advanced International Multitech Co., Ltd............  32,000      37,793
    Advanced Optoelectronic Technology, Inc..............  19,000      16,505
    Advancetek Enterprise Co., Ltd.......................  21,987      13,977
*   AGV Products Corp.................................... 123,960      32,871
    Airmate Cayman International Co., Ltd................  12,000       7,817
    Allis Electric Co., Ltd..............................  57,000      29,576
    Alltek Technology Corp...............................  31,552      21,352
    Alpha Networks, Inc..................................  54,000      37,475
    Ambassador Hotel (The)...............................  48,000      35,134
    AMPOC Far-East Co., Ltd..............................  23,000      18,870
    AmTRAN Technology Co., Ltd........................... 180,000      77,113
    Apacer Technology, Inc...............................  19,000      23,248
    APCB, Inc............................................  39,000      30,256
    Apex Biotechnology Corp..............................  13,000      11,894
*   Apex International Co., Ltd..........................  33,760      35,336
    Apex Medical Corp....................................  11,000       9,607
    Arcadyan Technology Corp.............................  29,000      69,329
    Ardentec Corp........................................  68,430      85,495
    Asia Cement Corp..................................... 402,000     536,939
*   Asia Pacific Telecom Co., Ltd........................ 463,000     120,407
    Asia Tech Image, Inc.................................  13,000      19,574
    Asia Vital Components Co., Ltd.......................  57,000      53,959
    ASROCK, Inc..........................................   9,000      20,155
    Audix Corp...........................................  16,000      19,821
    Avalue Technology, Inc...............................  15,000      20,351
    AVY Precision Technology, Inc........................  14,786      25,012
    Axiomtek Co., Ltd....................................  14,000      29,879
    Bank of Kaohsiung Co., Ltd........................... 124,432      38,409
*   BenQ Materials Corp..................................  41,000      25,620
    BES Engineering Corp................................. 293,000      78,211
    Bin Chuan Enterprise Co., Ltd........................   9,000       7,048
*   Boardtek Electronics Corp............................  26,000      24,340
    Bright Led Electronics Corp..........................  20,000       9,911
    Browave Corp.........................................  12,000      14,917
    Capital Futures Corp.................................  15,000      29,758
    Capital Securities Corp.............................. 392,000     144,215
    Career Technology MFG. Co., Ltd......................  78,554     140,623
    Casetek Holdings, Ltd................................  40,439      94,160
    Cathay Real Estate Development Co., Ltd.............. 128,600      71,258
    Cayman Engley Industrial Co., Ltd....................   4,000      21,062

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------- --------
TAIWAN -- (Continued)
    Celxpert Energy Corp.................................  21,000 $ 25,662
    Central Reinsurance Co., Ltd.........................  37,800   23,597
    Chain Chon Industrial Co., Ltd.......................  58,000   21,379
*   Champion Building Materials Co., Ltd.................  77,000   19,189
    Chang Wah Electromaterials, Inc......................   4,000   16,165
    Channel Well Technology Co., Ltd.....................  23,000   26,008
    Chant Sincere Co., Ltd...............................  16,000   13,554
    Chaun-Choung Technology Corp.........................   6,000   19,356
    CHC Healthcare Group.................................  20,000   20,644
    Chen Full International Co., Ltd.....................  14,000   19,618
    Cheng Fwa Industrial Co., Ltd........................  34,000   15,559
    Cheng Loong Corp..................................... 192,000  108,380
*   Cheng Mei Materials Technology Corp.................. 108,000   37,465
    Cheng Uei Precision Industry Co., Ltd................  91,000   98,686
    Chenming Mold Industry Corp..........................  18,000    9,960
    Chilisin Electronics Corp............................  18,963   78,946
    Chime Ball Technology Co., Ltd.......................  10,000   16,356
*   China Airlines, Ltd.................................. 596,000  192,955
    China Bills Finance Corp............................. 192,000   85,881
    China Chemical & Pharmaceutical Co., Ltd.............  61,000   39,379
*   China Electric Manufacturing Corp....................  45,000   14,652
    China General Plastics Corp..........................  56,269   53,449
    China Metal Products.................................  53,000   53,129
    China Steel Structure Co., Ltd.......................  24,000   22,101
    China Synthetic Rubber Corp..........................  86,100  135,334
    China Wire & Cable Co., Ltd..........................  26,000   21,667
    Chinese Maritime Transport, Ltd......................  39,710   39,349
    Chin-Poon Industrial Co., Ltd........................  72,000   89,653
    Chipbond Technology Corp............................. 112,000  241,458
    ChipMOS Techinologies, Inc...........................  71,000   52,073
    Chong Hong Construction Co., Ltd.....................  32,000   97,166
    Chun YU Works & Co., Ltd.............................  32,000   19,296
    Chun Yuan Steel...................................... 104,000   36,860
    Chung Hsin Electric & Machinery Manufacturing Corp...  66,000   46,728
*   Chung Hung Steel Corp................................ 156,000   72,763
    Chung Hwa Pulp Corp..................................  96,015   32,687
    Chyang Sheng Dyeing & Finishing Co., Ltd.............  36,000   20,643
    Clevo Co............................................. 108,000  123,569
#*  CMC Magnetics Corp................................... 449,000  117,182
    Coland Holdings, Ltd.................................  14,000   16,341
    Compal Electronics, Inc.............................. 811,000  504,638
    Compeq Manufacturing Co., Ltd........................ 191,000  190,222
    Compucase Enterprise.................................  12,000   12,498
*   Concord Securities Co., Ltd..........................  97,000   25,361
    Continental Holdings Corp............................ 102,000   43,901
*   Contrel Technology Co., Ltd..........................  15,000    9,348
    Coretronic Corp......................................  93,000  145,230
    Co-Tech Development Corp.............................  18,000   22,764
    Coxon Precise Industrial Co., Ltd....................  15,000   12,215
*   CSBC Corp. Taiwan....................................  50,091   67,334
    CviLux Corp..........................................  17,000   14,012
    CyberPower Systems, Inc..............................   5,000   14,422
    CyberTAN Technology, Inc.............................  73,000   42,373
    DA CIN Construction Co., Ltd.........................  37,000   27,091
    Dafeng TV, Ltd.......................................  12,000   15,222
    Da-Li Development Co., Ltd...........................  32,000   35,988
*   Danen Technology Corp................................  74,000   12,141
    Darfon Electronics Corp..............................  52,000   93,590
    Darwin Precisions Corp...............................  76,000   71,697

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------- --------
TAIWAN -- (Continued)
    De Licacy Industrial Co., Ltd........................  41,000 $ 33,989
    Depo Auto Parts Ind Co., Ltd.........................  20,000   51,190
    Dimerco Data System Corp.............................  11,000   13,273
    Dimerco Express Corp.................................  19,000   12,729
    D-Link Corp.......................................... 159,000   72,205
*   Dynamic Electronics Co., Ltd.........................  73,000   21,575
    Dynapack International Technology Corp...............  32,000   40,786
    E Ink Holdings, Inc.................................. 144,000  185,561
    Eastern Media International Corp.....................  45,000   21,883
*   Edimax Technology Co., Ltd...........................  60,000   18,480
*   Edison Opto Corp.....................................  24,000   14,139
    Edom Technology Co., Ltd.............................  21,000   11,664
    Elite Semiconductor Memory Technology, Inc...........  50,000   62,679
*   Elitegroup Computer Systems Co., Ltd.................  67,000   36,552
    EnTie Commercial Bank Co., Ltd....................... 110,000   54,132
*   Epileds Technologies, Inc............................  28,000   20,855
*   Episil Holdings, Inc.................................  29,000   32,038
*   Epistar Corp......................................... 209,000  259,280
    Eson Precision Ind. Co., Ltd.........................  15,000   18,011
    Eternal Materials Co., Ltd........................... 157,290  140,911
    Eva Airways Corp..................................... 423,172  209,061
    Everest Textile Co., Ltd.............................  67,600   28,595
    Evergreen International Storage & Transport Corp.....  93,000   40,438
*   Evergreen Marine Corp. Taiwan, Ltd................... 408,762  185,362
    Everlight Chemical Industrial Corp...................  81,450   48,738
    Everlight Electronics Co., Ltd.......................  90,000  118,607
    Everspring Industry Co., Ltd.........................  31,000    9,584
    Excelsior Medical Co., Ltd...........................  22,000   36,090
    EZconn Corp..........................................   9,000   10,585
    Far Eastern Department Stores, Ltd................... 223,000  129,412
    Far Eastern International Bank....................... 466,549  157,806
    Farglory Land Development Co., Ltd...................  67,000   68,435
*   Federal Corp.........................................  75,480   30,132
    Feedback Technology Corp.............................   8,400   32,338
    Feng Hsin Steel Co., Ltd.............................  78,000  138,186
*   First Copper Technology Co., Ltd.....................  33,000   11,392
    First Hi-Tec Enterprise Co., Ltd.....................  13,000   16,168
    First Hotel..........................................  26,628   12,927
    First Insurance Co., Ltd. (The)......................  37,000   16,443
*   First Steamship Co., Ltd............................. 123,676   48,582
    FLEXium Interconnect, Inc............................  57,000  201,432
    FocalTech Systems Co., Ltd...........................  46,000   37,749
    Forest Water Environment Engineering Co., Ltd........  11,000   24,866
    Formosa Advanced Technologies Co., Ltd...............  11,000   12,760
    Formosa Laboratories, Inc............................  19,919   34,002
    Formosa Optical Technology Co., Ltd..................   1,000    2,025
    Formosan Union Chemical..............................  61,242   38,235
    Founding Construction & Development Co., Ltd.........  24,000   13,068
    Froch Enterprise Co., Ltd............................  27,000   12,518
    Fulgent Sun International Holding Co., Ltd...........  13,292   22,728
    Fulltech Fiber Glass Corp............................  72,000   43,453
    Gallant Precision Machining Co., Ltd.................  37,000   36,032
    Gemtek Technology Corp...............................  63,000   55,493
*   Genmont Biotech, Inc.................................  25,000   23,856
    Getac Technology Corp................................  75,000  114,552
    Giantplus Technology Co., Ltd........................  73,000   32,248
    Gigabyte Technology Co., Ltd.........................  98,000  197,288
    Gigasolar Materials Corp.............................   5,000   24,034
    Ginko International Co., Ltd.........................   9,000   71,609

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------- --------
TAIWAN -- (Continued)
*   Gintech Energy Corp.................................. 119,304 $ 51,145
    Global Brands Manufacture, Ltd.......................  72,000   37,259
    Global Lighting Technologies, Inc....................  23,000   28,575
    Global Mixed Mode Technology, Inc....................  10,000   20,708
    Globe Union Industrial Corp..........................  27,000   14,659
    Gloria Material Technology Corp...................... 108,880   61,552
*   Gold Circuit Electronics, Ltd........................  86,000   27,565
*   Goldsun Building Materials Co., Ltd.................. 253,000   81,925
    Grand Fortune Securities Co., Ltd....................  38,000   13,937
    Grand Ocean Retail Group, Ltd........................  18,000   18,367
    Grand Pacific Petrochemical.......................... 188,000  176,013
    Grand Plastic Technology Corp........................   3,000   13,403
    Great China Metal Industry...........................  26,000   21,927
    Great Wall Enterprise Co., Ltd....................... 115,000  149,502
    Greatek Electronics, Inc.............................  39,000   67,835
*   Green Energy Technology, Inc.........................  71,000   29,865
    Green Seal Holding, Ltd..............................  17,000   15,079
    GTM Holdings Corp....................................  21,000   12,526
    Hannstar Board Corp..................................  73,000   68,894
*   HannsTouch Solution, Inc............................. 141,000   39,649
*   Harvatek Corp........................................  29,000   17,185
    Hey Song Corp........................................  47,000   47,310
    Highlight Tech Corp..................................  21,000   18,384
    Hiroca Holdings, Ltd.................................  13,000   41,516
    Hitron Technology, Inc...............................  39,000   26,721
*   Ho Tung Chemical Corp................................ 154,577   42,483
*   Hocheng Corp.........................................  56,000   16,687
    Holy Stone Enterprise Co., Ltd.......................  11,600   81,693
    Hong Pu Real Estate Development Co., Ltd.............  47,000   33,018
    Hong YI Fiber Industry Co............................  30,000   18,589
*   Horizon Securities Co., Ltd..........................  56,000   12,805
    Hsin Kuang Steel Co., Ltd............................  44,000   55,019
    Huaku Development Co., Ltd...........................  49,000  104,716
    Huang Hsiang Construction Corp.......................  38,000   34,698
    Hung Ching Development & Construction Co., Ltd.......  33,000   33,615
    Hung Sheng Construction, Ltd.........................  89,000  117,589
    Hwa Fong Rubber Industrial Co., Ltd..................  85,800   41,606
*   Ichia Technologies, Inc..............................  84,000   45,641
*   I-Chiun Precision Industry Co., Ltd..................  53,000   21,928
    Ideal Bike Corp......................................  28,000    9,701
    IEI Integration Corp.................................  42,000   50,109
    Info-Tek Corp........................................  26,000   19,241
    Inpaq Technology Co., Ltd............................  15,000   19,011
    Integrated Service Technology, Inc...................   9,000   20,630
    Inventec Corp........................................ 302,000  241,662
    Iron Force Industrial Co., Ltd.......................   8,000   23,535
    I-Sheng Electric Wire & Cable Co., Ltd...............  17,000   23,780
    ITE Technology, Inc..................................  11,000   12,654
    Jarllytec Co., Ltd...................................   6,000    9,753
    Jentech Precision Industrial Co., Ltd................  12,000   27,760
    Jess-Link Products Co., Ltd..........................  17,250   15,204
    Jih Sun Financial Holdings Co., Ltd.................. 340,407  107,677
    Johnson Health Tech Co., Ltd.........................  20,000   21,735
    K Laser Technology, Inc..............................  43,000   20,597
    Kaori Heat Treatment Co., Ltd........................  10,000   16,857
    Kaulin Manufacturing Co., Ltd........................  16,000   10,368
    KEE TAI Properties Co., Ltd.......................... 104,000   36,545
    Kenda Rubber Industrial Co., Ltd..................... 105,000  111,045
    Kenmec Mechanical Engineering Co., Ltd...............  53,000   18,526

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------- --------
TAIWAN -- (Continued)
*   Key Ware Electronics Co., Ltd........................  37,000 $ 13,190
    Kindom Construction Corp.............................  69,000   50,472
    King Chou Marine Technology Co., Ltd.................  10,200   12,226
    King Yuan Electronics Co., Ltd....................... 237,000  204,816
    King's Town Bank Co., Ltd............................ 159,000  167,451
*   King's Town Construction Co., Ltd....................  27,000   19,677
    Kinpo Electronics.................................... 263,000   87,285
    Kinsus Interconnect Technology Corp..................  66,000  118,880
    KS Terminals, Inc....................................  22,000   34,109
    Kung Sing Engineering Corp...........................  55,000   16,387
*   Kuo Toong International Co., Ltd.....................  44,200   31,040
*   Kuoyang Construction Co., Ltd........................  68,000   29,005
    Kwong Fong Industries Corp...........................  15,444    8,178
    Kwong Lung Enterprise Co., Ltd.......................  10,000   16,757
    L&K Engineering Co., Ltd.............................  41,000   43,775
*   LAN FA Textile.......................................  36,000   10,019
    Lanner Electronics, Inc..............................  15,000   22,497
    Laser Tek Taiwan Co., Ltd............................  12,000   16,669
    LCY Chemical Corp....................................  97,000  163,433
*   Lealea Enterprise Co., Ltd........................... 153,000   49,896
    Ledlink Optics, Inc..................................  11,000   13,167
    LEE CHI Enterprises Co., Ltd.........................  53,000   17,675
*   Leofoo Development Co., Ltd..........................  69,000   14,281
*   LES Enphants Co., Ltd................................  44,000   17,874
*   Lextar Electronics Corp..............................  76,000   51,319
    Li Cheng Enterprise Co., Ltd.........................  16,000   18,751
*   Li Peng Enterprise Co., Ltd.......................... 113,000   29,552
    Lian HWA Food Corp...................................  12,000   15,019
    Lida Holdings, Ltd...................................   8,000   21,896
    Lien Hwa Industrial Corp............................. 109,495  141,401
    Lingsen Precision Industries, Ltd....................  91,000   33,923
    Lite-On Semiconductor Corp...........................  45,000   58,807
    Lite-On Technology Corp.............................. 278,000  365,357
    Long Bon International Co., Ltd......................  83,000   39,202
#   Long Chen Paper Co., Ltd............................. 129,025  113,527
    Longwell Co..........................................  20,000   28,923
*   Lotus Pharmaceutical Co., Ltd........................  18,000   39,536
*   Lucky Cement Corp....................................  37,000    9,610
    Lumax International Corp., Ltd.......................  11,700   23,320
    Lung Yen Life Service Corp...........................  19,000   35,915
    Macroblock, Inc......................................   6,300   25,466
    Masterlink Securities Corp........................... 225,305   76,932
    Materials Analysis Technology, Inc...................   6,000   14,094
    Mayer Steel Pipe Corp................................  27,000   12,228
    Meiloon Industrial Co................................  20,000   13,438
    Mercuries & Associates Holding, Ltd..................  82,818   68,782
*   Mercuries Life Insurance Co., Ltd.................... 190,010  106,212
*   Microbio Co., Ltd....................................  25,000   16,428
    MIN AIK Technology Co., Ltd..........................  32,000   20,160
    Mobiletron Electronics Co., Ltd......................  17,000   20,560
*   Motech Industries, Inc...............................  97,059   42,245
    MPI Corp.............................................   9,000   18,261
    Nang Kuang Pharmaceutical Co., Ltd...................  18,000   21,402
    Nantex Industry Co., Ltd.............................  64,627   60,528
*   Neo Solar Power Corp................................. 187,071   61,530
    Nexcom International Co., Ltd........................  12,000   10,199
    Nien Hsing Textile Co., Ltd..........................  17,000   12,892
    O-Bank Co., Ltd......................................  78,000   21,002
    OptoTech Corp........................................  84,178   72,932

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES   VALUE>>
                                                          --------- --------
TAIWAN -- (Continued)
    Orient Europharma Co., Ltd...........................     7,000 $ 15,539
*   Orient Semiconductor Electronics, Ltd................   137,000   46,379
    Oriental Union Chemical Corp.........................   109,000  118,119
    O-TA Precision Industry Co., Ltd.....................    17,000   15,152
    Pacific Construction Co..............................    25,000    9,560
    Pan-International Industrial Corp....................    83,000   56,628
*   Phihong Technology Co., Ltd..........................   103,259   35,774
    Phison Electronics Corp..............................    21,000  174,528
    Plotech Co., Ltd.....................................    26,000   18,967
    Pou Chen Corp........................................   316,000  347,611
*   Power Quotient International Co., Ltd................    35,000    9,047
    Powertech Technology, Inc............................   104,000  294,694
*   President Securities Corp............................   199,111   91,469
    Prince Housing & Development Corp....................   252,000   90,598
    Promate Electronic Co., Ltd..........................    21,000   19,013
#   Qisda Corp...........................................   228,000  170,253
    Qualipoly Chemical Corp..............................    18,900   19,409
    Quintain Steel Co., Ltd..............................    64,789   19,897
    Radiant Opto-Electronics Corp........................    87,000  183,982
*   Radium Life Tech Co., Ltd............................    88,000   38,861
    Rechi Precision Co., Ltd.............................    44,000   44,127
    Rich Development Co., Ltd............................    92,000   30,687
*   Ritek Corp...........................................   433,954  208,826
*   Roo Hsing Co., Ltd...................................   207,000   97,907
    Rotam Global Agrosciences, Ltd.......................    10,000    7,771
    Ruentex Industries, Ltd..............................    83,000  159,179
    Sampo Corp...........................................    96,000   42,976
    San Fang Chemical Industry Co., Ltd..................    33,000   30,343
    Sanyang Motor Co., Ltd...............................    85,000   58,475
    SCI Pharmtech, Inc...................................    11,000   24,616
    Sesoda Corp..........................................    28,665   26,057
    Shan-Loong Transportation Co., Ltd...................    28,000   28,551
    Sharehope Medicine Co., Ltd..........................    16,967   18,337
    Sheng Yu Steel Co., Ltd..............................    26,000   20,442
    ShenMao Technology, Inc..............................    20,000   14,154
    Shih Her Technologies, Inc...........................    12,000   12,605
*   Shih Wei Navigation Co., Ltd.........................    93,000   23,080
#   Shin Kong Financial Holding Co., Ltd................. 1,448,000  550,069
    Shin Zu Shing Co., Ltd...............................    37,000  108,224
*   Shining Building Business Co., Ltd...................    96,600   40,177
    Shinkong Insurance Co., Ltd..........................    36,000   41,028
    Shinkong Synthetic Fibers Corp.......................   208,000   90,102
    Sigurd Microelectronics Corp.........................    64,000   77,025
    Simplo Technology Co., Ltd...........................    34,800  202,273
    Sincere Navigation Corp..............................    61,000   32,121
    Sinher Technology, Inc...............................     6,000   10,189
#   Sino-American Silicon Products, Inc..................    66,000  227,295
    Sinon Corp...........................................    72,000   41,421
    SinoPac Financial Holdings Co., Ltd..................   659,295  247,984
    Sinphar Pharmaceutical Co., Ltd......................    17,680   12,445
    Sirtec International Co., Ltd........................    37,000   30,983
    Siward Crystal Technology Co., Ltd...................    49,000   34,326
*   Solartech Energy Corp................................    57,000   20,627
    Solteam Electronics Co., Ltd.........................     8,080    9,982
    Sonix Technology Co., Ltd............................    10,000    9,506
    Southeast Cement Co., Ltd............................    40,000   18,176
    Standard Chemical & Pharmaceutical Co., Ltd..........    12,000   13,532
    Stark Technology, Inc................................    29,800   38,827
    Sunko INK Co., Ltd...................................    36,000   11,832

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------- --------
TAIWAN -- (Continued)
    Sunrex Technology Corp...............................  36,535 $ 22,839
    Sunspring Metal Corp.................................  32,000   37,044
    Supreme Electronics Co., Ltd.........................  52,244   59,090
    Sweeten Real Estate Development Co., Ltd.............  36,000   25,005
    Syncmold Enterprise Corp.............................  29,000   54,565
    Sysage Technology Co., Ltd...........................  26,565   29,358
    Systex Corp..........................................  32,000   65,193
    T3EX Global Holdings Corp............................  18,000   14,152
    TA Chen Stainless Pipe............................... 123,205  154,906
*   Ta Ya Electric Wire & Cable.......................... 108,000   48,956
    Tah Hsin Industrial Corp.............................  15,000   12,891
    Tai Tung Communication Co., Ltd......................  27,000   17,025
    Taichung Commercial Bank Co., Ltd.................... 456,930  151,522
    Taiflex Scientific Co., Ltd..........................  36,460   52,533
    Tainan Enterprises Co., Ltd..........................  18,000   12,141
    Tainan Spinning Co., Ltd............................. 266,000  116,192
*   Tainergy Tech Co., Ltd...............................  55,000   14,157
*   Taisun Enterprise Co., Ltd...........................   9,650    5,838
*   Taita Chemical Co., Ltd..............................  62,000   29,538
    Taiwan Business Bank................................. 797,065  263,075
    Taiwan Chinsan Electronic Industrial Co., Ltd........  12,000   23,443
    Taiwan Fire & Marine Insurance Co., Ltd..............  48,000   31,923
    Taiwan FU Hsing Industrial Co., Ltd..................  24,000   27,445
*   Taiwan Glass Industry Corp........................... 218,968  118,893
    Taiwan Hon Chuan Enterprise Co., Ltd.................  49,000   85,547
    Taiwan Hopax Chemicals Manufacturing Co., Ltd........  38,000   24,992
*   Taiwan Land Development Corp......................... 129,466   37,370
*   Taiwan Line Tek Electronic...........................  26,000   25,205
*   Taiwan Navigation Co., Ltd...........................  35,000   22,088
    Taiwan PCB Techvest Co., Ltd.........................  48,000   42,474
    Taiwan Pulp & Paper Corp.............................  25,000   15,234
    Taiwan Sakura Corp...................................  16,000   19,729
    Taiwan Shin Kong Security Co., Ltd...................  40,000   48,362
    Taiwan Styrene Monomer...............................  74,000   53,665
    Taiwan Surface Mounting Technology Corp..............  53,000   46,166
    Taiwan TEA Corp...................................... 133,000   67,176
    Taiyen Biotech Co., Ltd..............................  28,000   27,585
    Tayih Lun An Co., Ltd................................  10,000   13,680
    Teco Electric and Machinery Co., Ltd................. 391,000  285,830
    Test Research, Inc...................................  20,000   37,448
    Test-Rite International Co., Ltd.....................  29,000   21,471
*   Tex-Ray Industrial Co., Ltd..........................  30,000   10,490
    Thye Ming Industrial Co., Ltd........................  36,000   46,655
    Ton Yi Industrial Corp............................... 170,000   69,720
    Tong Hsing Electronic Industries, Ltd................  29,000   96,264
    Tong Yang Industry Co., Ltd..........................  71,000  104,491
*   Tong-Tai Machine & Tool Co., Ltd.....................  27,000   19,086
    TOPBI International Holdings, Ltd....................   7,686   27,028
    Topco Technologies Corp..............................   8,000   20,665
    Topkey Corp..........................................   6,000   17,512
    Topoint Technology Co., Ltd..........................  32,000   21,109
#*  TPK Holding Co., Ltd.................................  74,000  146,758
    Transcend Information, Inc...........................  43,000  108,935
    Tripod Technology Corp...............................  66,000  182,446
    Tsang Yow Industrial Co., Ltd........................  14,000   11,945
    Tsann Kuen Enterprise Co., Ltd.......................  20,000   15,328
*   TSEC Corp............................................  53,000   14,422
    TSRC Corp............................................ 116,000  121,363
    Tung Ho Steel Enterprise Corp........................ 157,000  117,541

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------- --------
TAIWAN -- (Continued)
    TXC Corp.............................................  53,000 $ 66,763
    TYC Brother Industrial Co., Ltd......................  42,000   41,470
*   Tycoons Group Enterprise............................. 100,000   22,016
#   Tyntek Corp..........................................  33,000   22,470
    UDE Corp.............................................  13,000   14,389
    U-Ming Marine Transport Corp.........................  91,000   94,110
    Unimicron Technology Corp............................ 288,000  153,264
    Union Bank Of Taiwan................................. 234,000   79,177
    Unitech Computer Co., Ltd............................  20,000   13,305
#*  Unitech Printed Circuit Board Corp................... 111,000   77,025
    United Radiant Technology............................  36,000   20,852
*   Unity Opto Technology Co., Ltd.......................  91,000   34,395
    Universal Cement Corp................................  95,277   62,117
*   Universal Microelectronics Co., Ltd..................  13,000   11,714
    Unizyx Holding Corp..................................  77,000   32,900
    UPC Technology Corp.................................. 170,586  104,205
    USI Corp............................................. 180,091   81,541
    Usun Technology Co., Ltd.............................  15,000   19,159
    Utechzone Co., Ltd...................................  12,000   20,695
    Ve Wong Corp.........................................  16,000   13,469
    Waffer Technology Co., Ltd...........................  30,000   17,502
    Wah Lee Industrial Corp..............................  34,000   59,571
    Walsin Lihwa Corp.................................... 517,000  352,276
    Walton Advanced Engineering, Inc.....................  55,000   24,781
    Wan Hai Lines, Ltd................................... 104,000   56,492
    Waterland Financial Holdings Co., Ltd................ 458,000  168,421
    Weikeng Industrial Co., Ltd..........................  65,254   48,772
    Well Shin Technology Co., Ltd........................  18,000   29,450
    Winbond Electronics Corp............................. 455,363  297,506
    Winstek Semiconductor Co., Ltd.......................  15,000   14,073
    Wisdom Marine Lines Co., Ltd.........................  63,262   62,870
    Wistron Corp......................................... 509,866  394,487
    Wistron NeWeb Corp...................................  52,000  129,574
    Wonderful Hi-Tech Co., Ltd...........................   7,000    3,837
    Wowprime Corp........................................  11,000   30,954
    WT Microelectronics Co., Ltd.........................  80,207  118,448
    Xxentria Technology Materials Corp...................  25,000   72,885
*   Yang Ming Marine Transport Corp...................... 238,674   71,696
    YC Co., Ltd..........................................  81,488   49,720
    YC INOX Co., Ltd.....................................  50,600   42,195
    Yea Shin International Development Co., Ltd..........  32,600   21,321
    Yeong Guan Energy Technology Group Co., Ltd..........  18,000   32,596
*   YFY, Inc............................................. 280,000  110,964
    Yi Jinn Industrial Co., Ltd..........................  34,200   15,382
    Yieh Phui Enterprise Co., Ltd........................ 250,760   87,361
    Yonyu Plastics Co., Ltd..............................  14,000   16,885
    Youngtek Electronics Corp............................  24,000   41,009
    Yuanta Futures Co., Ltd..............................  10,000   13,814
    Yulon Motor Co., Ltd................................. 200,000  138,355
    Yung Chi Paint & Varnish Manufacturing Co., Ltd......  13,000   34,229
    Yungshin Construction & Development Co., Ltd.........  24,000   25,742
    YungShin Global Holding Corp.........................  36,000   46,539
    Yungtay Engineering Co., Ltd.........................  65,000  103,778
    Zeng Hsing Industrial Co., Ltd.......................  12,000   50,195
    Zenitron Corp........................................  27,000   20,532
    Zero One Technology Co., Ltd.........................  22,000   17,163
    Zhen Ding Technology Holding, Ltd....................  78,000  183,937
    Zig Sheng Industrial Co., Ltd........................  79,000   25,835
    Zippy Technology Corp................................  12,000   13,877

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
TAIWAN -- (Continued)
    ZongTai Real Estate Development Co., Ltd.............    27,000 $    17,401
                                                                    -----------
TOTAL TAIWAN.............................................            26,751,305
                                                                    -----------
THAILAND -- (0.9%)
    Advanced Information Technology PCL..................    22,600      16,031
    AEON Thana Sinsap Thailand PCL.......................     1,100       5,555
    AJ Plast PCL.........................................    26,500       8,363
    Amata Corp. PCL......................................   122,800      74,189
    Amata VN PCL.........................................    94,100      18,809
    Ananda Development PCL...............................   334,800      50,819
    AP Thailand PCL......................................   263,800      72,947
    Asia Aviation PCL....................................   203,200      27,973
    Asia Plus Group Holdings PCL.........................   204,100      23,802
    Bangchak Corp. PCL...................................   109,900     115,615
    Bangkok Insurance PCL................................     1,800      18,882
    Bangkok Land PCL..................................... 2,507,300     143,942
    Bangkok Ranch PCL....................................   100,100      16,999
    Banpu PCL............................................   447,800     283,997
    Better World Green PCL...............................   412,300      12,764
*   BJC Heavy Industries PCL.............................   133,000       8,875
    Cal-Comp Electronics Thailand PCL....................   428,200      27,285
*   CIMB Thai Bank PCL................................... 1,229,400      32,518
    Dhipaya Insurance PCL................................    55,800      39,582
    Eastern Polymer Group PCL............................   217,100      56,118
    Eastern Water Resources Development and Management
      PCL................................................   105,500      34,881
*   Energy Earth PCL.....................................   108,300         891
    Esso Thailand PCL....................................   180,800      77,711
    GFPT PCL.............................................   144,700      59,585
    Golden Land Property Development PCL.................   192,200      61,814
    Grand Canal Land PCL.................................   612,700      48,618
    Hana Microelectronics PCL............................   128,500     139,044
    Ichitan Group PCL....................................   123,600      18,055
*   Inter Far East Energy Corp...........................   123,100       2,151
    Interlink Communication PCL..........................    61,950       9,496
*   Italian-Thai Development PCL.........................   294,400      25,131
    Jay Mart PCL.........................................    38,800      10,263
    Kang Yong Electric PCL...............................     2,700      34,734
    KGI Securities Thailand PCL..........................   247,300      31,368
    Khon Kaen Sugar Industry PCL.........................   362,960      35,783
    Kiatnakin Bank PCL...................................    70,900     154,501
    Lam Soon Thailand PCL................................    96,800      15,421
    Lanna Resources PCL..................................    28,000      13,129
    LH Financial Group PCL............................... 1,278,000      61,845
    Loxley PCL...........................................   254,800      17,002
    LPN Development PCL..................................   143,100      43,442
    Maybank Kim Eng Securities Thailand PCL..............    39,000      15,473
    MBK PCL..............................................   138,700     102,139
    MC Group PCL.........................................    43,600      16,119
    MCS Steel PCL........................................    63,300      15,601
    Millcon Steel PCL....................................   211,520       9,982
    Namyong Terminal PCL.................................    91,000      14,770
    Padaeng Industry PCL.................................    24,100      13,473
    PCS Machine Group Holding PCL........................    86,800      18,524
    Platinum Group PCL (The).............................   124,000      29,817
    Polyplex Thailand PCL................................    85,200      43,791
*   Precious Shipping PCL................................   126,000      45,446
    Property Perfect PCL.................................   616,300      17,598
    Pruksa Holding PCL...................................   177,200     109,185
    Quality Houses PCL................................... 1,176,100     123,019

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
THAILAND -- (Continued)
    Regional Container Lines PCL.........................   119,500 $   20,294
    Rojana Industrial Park PCL...........................   220,300     36,750
    Samart Corp. PCL.....................................    90,700     19,765
    Samart Telcoms PCL...................................    33,900      8,661
    Sansiri PCL.......................................... 1,500,600     74,421
    SC Asset Corp. PCL...................................   339,100     36,896
    Scan Inter PCL.......................................   148,000     16,904
    Sena Development PCL.................................   196,116     22,400
    Siam Future Development PCL..........................    44,300     10,652
    Siamgas & Petrochemicals PCL.........................   167,600     59,443
*   Singha Estate PCL....................................   585,300     54,888
    SNC Former PCL.......................................    12,400      5,516
    Somboon Advance Technology PCL.......................    57,400     38,819
    SPCG PCL.............................................    77,500     48,452
    Sri Ayudhya Capital PCL..............................    19,200     22,362
*   Sri Trang Agro-Industry PCL..........................   212,880     71,664
    Srithai Superware PCL................................   392,300     13,324
    Star Petroleum Refining PCL..........................   343,100    150,564
*   STP & I PCL..........................................   118,800     15,497
*   Supalai PCL..........................................   161,425    115,477
*   Super Energy Corp. PCL............................... 2,470,900     54,216
    SVI PCL..............................................   297,600     37,032
    Syntec Construction PCL..............................   101,900     12,925
*   Tata Steel Thailand PCL..............................   594,100     13,036
*   Thai Airways International PCL.......................   179,200     75,407
    Thai Metal Trade PCL.................................    35,100     15,614
    Thai Reinsurance PCL.................................   204,300      7,185
    Thai Wah PCL.........................................    75,200     20,908
    Thaicom PCL..........................................   141,600     35,326
    Thai-German Ceramic Industry PCL.....................   106,700     10,712
    Thanachart Capital PCL...............................   110,900    170,833
    Thitikorn PCL........................................    41,600     14,504
    Thoresen Thai Agencies PCL...........................   261,800     57,050
    Tipco Asphalt PCL....................................   163,900     72,910
    TIPCO Foods PCL......................................    60,800     18,275
    Tisco Financial Group PCL............................    29,200     68,458
    TMB Bank PCL......................................... 2,256,500    155,995
    TPBI Public Co.......................................    29,600      7,384
    TPI Polene PCL....................................... 1,534,100     87,610
    TRC Construction PCL.................................   494,865      7,288
*   TTCL PCL.............................................    44,100     10,737
    Unique Engineering & Construction PCL................   138,400     53,247
    Univanich Palm Oil PCL...............................    46,900     10,784
    Univentures PCL......................................   165,100     39,451
    Vanachai Group PCL...................................    88,600     21,438
    Vinythai PCL.........................................    88,700     63,986
                                                                    ----------
TOTAL THAILAND...........................................            4,509,927
                                                                    ----------
TURKEY -- (0.3%)
    Adana Cimento Sanayii TAS, Class A...................    12,222     14,377
*   Akenerji Elektrik Uretim A.S.........................    17,655      2,515
    Aksa Akrilik Kimya Sanayii A.S.......................    16,322     38,796
*   Aksa Enerji Uretim A.S...............................    24,121     20,898
    Albaraka Turk Katilim Bankasi A.S....................    57,942     15,458
    Anadolu Anonim Turk Sigorta Sirketi..................    27,542     23,724
    Anadolu Cam Sanayii A.S..............................    64,176     44,493
    Anel Elektrik Proje Taahhut ve Ticaret A.S...........    19,664     11,166
    Aygaz A.S............................................    16,830     35,483
*   Bagfas Bandirma Gubre Fabrikalari A.S................     4,058      6,101

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
TURKEY -- (Continued)
*   Bera Holding A.S.....................................  50,692 $   19,581
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S........   9,716     18,744
    Cimsa Cimento Sanayi VE Ticaret A.S..................   7,050     14,273
    Coca-Cola Icecek A.S.................................   8,619     51,845
*   Dogan Sirketler Grubu Holding A.S.................... 250,247     50,908
    Dogus Otomotiv Servis ve Ticaret A.S.................  18,354     23,748
    Erbosan Erciyas Boru Sanayii ve Ticaret A.S..........     812     13,142
*   Global Yatirim Holding A.S...........................  67,885     44,808
*   GSD Holding AS.......................................  62,912      9,210
*   Ihlas Holding A.S.................................... 209,909     17,537
*   Is Finansal Kiralama A.S.............................  59,729     29,469
*   Izmir Demir Celik Sanayi A.S.........................  18,463      9,260
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.,
      Class A............................................  57,107     37,654
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.,
      Class B............................................  13,197      8,682
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.,
      Class D............................................ 159,419    142,193
    Kordsa Teknik Tekstil A.S............................  10,585     16,887
    Nuh Cimento Sanayi A.S...............................   8,480     15,478
*   Pegasus Hava Tasimaciligi A.S........................   5,481     32,215
    Pinar SUT Mamulleri Sanayii A.S......................   1,203      2,211
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S...  14,700      9,625
*   Sekerbank TAS........................................  54,688     13,826
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.............  24,464     18,901
    Soda Sanayii A.S.....................................  46,636     60,622
    Tat Gida Sanayi A.S..................................   8,051      6,753
    Tekfen Holding A.S...................................   3,369     13,343
    Trakya Cam Sanayii A.S...............................  77,828     69,621
    Turkiye Halk Bankasi A.S.............................  81,646    115,322
    Turkiye Sinai Kalkinma Bankasi A.S................... 242,508     42,424
    Turkiye Sise ve Cam Fabrikalari A.S.................. 119,795    121,761
    Turkiye Vakiflar Bankasi TAO......................... 127,363    106,738
*   Zorlu Enerji Elektrik Uretim A.S..................... 124,113     38,681
                                                                  ----------
TOTAL TURKEY.............................................          1,388,473
                                                                  ----------
UNITED KINGDOM -- (10.9%)
*   Acacia Mining P.L.C..................................  26,268     42,226
    Aggreko P.L.C........................................  46,697    455,058
    Anglo-Eastern Plantations P.L.C......................   3,836     36,837
    Babcock International Group P.L.C....................  75,609    708,734
    Balfour Beatty P.L.C................................. 127,445    490,753
    Bank of Georgia Group P.L.C..........................   7,964    190,876
    Barratt Developments P.L.C........................... 181,829  1,273,514
    BBA Aviation P.L.C................................... 191,017    877,081
    Beazley P.L.C........................................  99,139    729,754
    Bellway P.L.C........................................  25,648    980,468
    Berkeley Group Holdings P.L.C. (The).................  20,786  1,017,399
    Bloomsbury Publishing P.L.C..........................  19,392     53,982
    Bodycote P.L.C.......................................  37,611    493,977
    Bovis Homes Group P.L.C..............................  29,331    443,404
    Braemar Shipping Services P.L.C......................   4,667     15,904
*   BTG P.L.C............................................  71,259    496,117
    Cambian Group P.L.C..................................  26,498     65,283
*   Carclo P.L.C.........................................   7,723     11,518
*   Carpetright P.L.C....................................  36,288     12,833
    Carr's Group P.L.C...................................  11,579     22,441
    Castings P.L.C.......................................   4,281     23,388
    Centamin P.L.C....................................... 208,090    324,414
    Centaur Media P.L.C..................................  16,082      9,365
    Charles Taylor P.L.C.................................   7,140     27,933
    Chemring Group P.L.C.................................  64,301    193,226

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
UNITED KINGDOM -- (Continued)
    Chesnara P.L.C.......................................  17,396 $   91,606
    Cineworld Group P.L.C................................ 157,295    558,608
*   Circassia Pharmaceuticals P.L.C......................  44,336     44,751
    Clarkson P.L.C.......................................   5,162    172,307
    Close Brothers Group P.L.C...........................  26,699    555,682
    CMC Markets P.L.C....................................  21,846     56,531
*   Cobham P.L.C......................................... 127,534    209,093
    Communisis P.L.C.....................................  36,505     24,462
    Computacenter P.L.C..................................  10,266    211,045
    Consort Medical P.L.C................................   9,052    130,952
    Countryside Properties P.L.C.........................  59,716    262,227
*   Countrywide P.L.C....................................  31,200     19,885
    Crest Nicholson Holdings P.L.C.......................  53,631    267,458
    CYBG P.L.C...........................................  55,104    249,615
    Daily Mail & General Trust P.L.C.....................  51,426    502,676
    Debenhams P.L.C...................................... 183,197     28,895
    Devro P.L.C..........................................  24,346     62,870
    DFS Furniture P.L.C..................................  26,981     72,622
    Direct Line Insurance Group P.L.C.................... 237,604  1,072,032
    DiscoverIE Group P.L.C...............................  13,368     72,204
    Dixons Carphone P.L.C................................ 159,164    369,040
    Drax Group P.L.C.....................................  93,111    444,852
    DS Smith P.L.C....................................... 153,442  1,013,786
    easyJet P.L.C........................................  18,895    401,263
*   EI Group P.L.C....................................... 115,177    230,930
    Elementis P.L.C......................................  87,474    298,031
*   EnQuest P.L.C........................................ 251,620    119,171
    Entertainment One, Ltd...............................  55,135    259,210
    Equiniti Group P.L.C.................................  52,280    146,891
    Essentra P.L.C.......................................  51,773    326,637
*   Firstgroup P.L.C..................................... 277,509    320,687
*   Flybe Group P.L.C....................................  34,686     18,381
    Foxtons Group P.L.C..................................  40,566     31,263
    Fuller Smith & Turner P.L.C., Class A................   5,496     70,640
    Galliford Try P.L.C..................................  23,565    287,801
*   GAME Digital P.L.C...................................   3,342      1,221
*   Gem Diamonds, Ltd....................................  23,779     36,676
*   Georgia Capital P.L.C................................   7,964    103,319
    Goodwin P.L.C........................................     314     10,270
    Grafton Group P.L.C..................................  46,866    470,249
    Greencore Group P.L.C................................ 113,206    263,616
    Greene King P.L.C....................................  66,689    450,226
*   Gulf Keystone Petroleum, Ltd.........................  50,721    170,928
*   Gulf Marine Services P.L.C...........................  27,201     14,334
    GVC CVR.............................................. 253,123     35,981
    GVC Holdings P.L.C...................................  92,865  1,426,765
    Gym Group P.L.C. (The)...............................  20,099     77,258
    Halfords Group P.L.C.................................  44,621    191,216
    Harvey Nash Group P.L.C..............................   3,057      4,543
    Hastings Group Holdings P.L.C........................  15,355     50,187
    Headlam Group P.L.C..................................  14,120     84,895
    Helical P.L.C........................................  21,855     91,573
    Henry Boot P.L.C.....................................  14,040     48,294
    Hikma Pharmaceuticals P.L.C..........................  18,629    400,875
    Hiscox, Ltd..........................................  16,851    353,563
    Hochschild Mining P.L.C..............................  49,373    112,922
    Hostelworld Group P.L.C..............................   8,508     32,360
*   Hunting P.L.C........................................  31,468    322,426
    Huntsworth P.L.C.....................................  49,250     75,136

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
UNITED KINGDOM -- (Continued)
    Ibstock P.L.C........................................  48,843 $  157,366
    Inchcape P.L.C.......................................  74,091    685,438
    Informa P.L.C........................................  76,396    791,340
    Inmarsat P.L.C.......................................   5,008     37,419
*   Interserve P.L.C.....................................  38,278     35,130
    Investec P.L.C....................................... 128,820    932,523
    J Sainsbury P.L.C.................................... 302,330  1,296,472
    James Fisher & Sons P.L.C............................     631     14,919
    John Laing Group P.L.C...............................  50,721    193,932
    John Wood Group P.L.C................................ 111,952    955,150
    Johnson Matthey P.L.C................................  23,256  1,145,783
*   JPJ Group P.L.C......................................   9,362    122,339
    Just Group P.L.C..................................... 142,737    202,953
    Keller Group P.L.C...................................  16,914    238,944
    Kier Group P.L.C.....................................  19,043    241,470
*   Lamprell P.L.C.......................................  50,888     60,658
    Lancashire Holdings, Ltd.............................  42,037    315,847
*   Lonmin P.L.C.........................................  12,493      6,866
    Lookers P.L.C........................................  61,177     84,594
    Low & Bonar P.L.C....................................  61,635     39,497
    LSL Property Services P.L.C..........................  15,260     52,276
    Man Group P.L.C...................................... 305,742    695,796
    Marks & Spencer Group P.L.C.......................... 291,779  1,179,269
    Marston's P.L.C...................................... 151,000    187,195
    McCarthy & Stone P.L.C...............................  76,957    109,364
    McColl's Retail Group P.L.C..........................  14,203     27,932
    Mears Group P.L.C....................................  23,769    101,465
    Mediclinic International P.L.C.......................  51,848    348,035
    Meggitt P.L.C........................................ 160,012  1,196,539
    Melrose Industries P.L.C............................. 305,429    864,256
    Merlin Entertainments P.L.C..........................  55,907    289,008
*   Metro Bank P.L.C.....................................   1,710     71,764
    Micro Focus International P.L.C......................   7,671    125,171
    Millennium & Copthorne Hotels P.L.C..................  34,874    237,552
    Mitchells & Butlers P.L.C............................  50,909    168,651
    MJ Gleeson P.L.C.....................................   6,266     62,486
    Morgan Sindall Group P.L.C...........................   7,185    132,839
    Moss Bros Group P.L.C................................   8,659      5,185
*   Mothercare P.L.C.....................................  46,070     12,771
    N Brown Group P.L.C..................................  35,158     67,081
    National Express Group P.L.C.........................  80,134    424,412
    NCC Group P.L.C......................................  52,241    150,944
    NEX Group P.L.C......................................  53,734    711,935
    Non-Standard Finance P.L.C...........................  45,803     34,986
    Norcros P.L.C........................................  12,911     36,452
    Northgate P.L.C......................................  32,713    187,491
*   Nostrum Oil & Gas P.L.C..............................  10,600     27,751
    OneSavings Bank P.L.C................................  35,232    201,115
*   Ophir Energy P.L.C................................... 149,828     85,248
    Oxford Instruments P.L.C.............................   5,265     65,734
    Pearson P.L.C........................................ 108,351  1,312,356
    Pendragon P.L.C...................................... 260,123     79,834
*   Petra Diamonds, Ltd.................................. 163,190     98,677
    Petrofac, Ltd........................................  49,295    396,382
*   Petropavlovsk P.L.C.................................. 599,312     53,787
    Pets at Home Group P.L.C.............................  74,027    112,879
    Phoenix Group Holdings............................... 118,804  1,072,847
    Playtech P.L.C.......................................  53,314    376,019
    Polypipe Group P.L.C.................................  37,075    182,792

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- ------------
UNITED KINGDOM -- (Continued)
*   Premier Foods P.L.C.................................. 169,744 $     91,790
*   Premier Oil P.L.C.................................... 170,964      287,598
*   Provident Financial P.L.C............................  35,525      312,140
    PZ Cussons P.L.C.....................................  34,180      104,317
    QinetiQ Group P.L.C.................................. 110,827      393,914
    Rank Group P.L.C.....................................  34,844       82,956
*   REA Holdings P.L.C...................................   3,000       12,746
    Reach P.L.C..........................................  71,212       66,515
    Redrow P.L.C.........................................  48,998      345,428
    Renewi P.L.C......................................... 157,554      144,784
    Restaurant Group P.L.C. (The)........................   6,301       21,883
    Royal Mail P.L.C..................................... 180,633    1,111,353
    RPC Group P.L.C......................................  73,886      789,881
    RPS Group P.L.C......................................  52,390      168,921
    S&U P.L.C............................................     850       27,822
    Saga P.L.C........................................... 126,380      206,084
    SDL P.L.C............................................  15,529      103,730
    Senior P.L.C.........................................  84,000      349,576
    Severfield P.L.C.....................................  44,163       47,937
    Soco International P.L.C.............................  46,108       57,941
    Spectris P.L.C.......................................  18,846      572,430
    Speedy Hire P.L.C....................................  81,345       64,133
    Spire Healthcare Group P.L.C.........................  50,744      165,072
    Spirent Communications P.L.C......................... 113,365      168,388
    Sportech P.L.C.......................................  20,049       19,340
*   Sports Direct International P.L.C....................  49,289      267,322
    St. Ives P.L.C.......................................  28,992       38,798
    St. Modwen Properties P.L.C..........................  43,531      231,281
    Stock Spirits Group P.L.C............................  33,977       96,269
    Tate & Lyle P.L.C....................................  84,687      692,655
    Taylor Wimpey P.L.C.................................. 389,086      892,899
    TP ICAP P.L.C........................................ 110,345      405,137
    Travis Perkins P.L.C.................................  50,961      799,723
    Trifast P.L.C........................................  19,271       58,344
    TT Electronics P.L.C.................................  37,203      112,755
*   Tullow Oil P.L.C..................................... 300,389      892,983
    Tyman P.L.C..........................................  19,065       84,254
    U & I Group P.L.C....................................  29,940       87,100
    Ultra Electronics Holdings P.L.C.....................  13,454      291,528
    Urban & Civic P.L.C..................................   3,628       14,434
*   Vectura Group P.L.C.................................. 139,849      146,764
    Vesuvius P.L.C.......................................  47,169      392,046
    Virgin Money Holdings UK P.L.C.......................  63,091      328,165
*   Volex P.L.C..........................................  13,872       14,383
    Volution Group P.L.C.................................  26,995       72,100
    Vp P.L.C.............................................   2,885       42,609
    William Hill P.L.C................................... 160,711      627,298
    Wm Morrison Supermarkets P.L.C....................... 433,323    1,485,811
    Xaar P.L.C...........................................  12,493       41,544
                                                                  ------------
TOTAL UNITED KINGDOM.....................................           55,767,219
                                                                  ------------
UNITED STATES -- (0.0%)
    Hecla Mining Co......................................   1,447        4,631
                                                                  ------------
TOTAL COMMON STOCKS......................................          505,376,034
                                                                  ------------
PREFERRED STOCKS -- (0.5%)
BRAZIL -- (0.3%)
    Banco ABC Brasil S.A.................................  26,602      110,000

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
BRAZIL -- (Continued)
    Banco do Estado do Rio Grande do Sul SA, Class B.....  48,400 $  202,843
    Banco Pan SA.........................................  88,900     40,503
    Cia Brasileira de Distribuicao.......................  28,254    625,935
    Cia Ferro Ligas da Bahia - FERBASA...................   9,400     47,059
    Grazziotin SA........................................   1,600      8,854
    Marcopolo SA.........................................  88,209     89,307
    Randon SA Implementos e Participacoes................  55,300    101,221
    Unipar Carbocloro SA.................................  15,000    175,565
    Usinas Siderurgicas de Minas Gerais SA, Class A...... 116,300    274,846
                                                                  ----------
TOTAL BRAZIL.............................................          1,676,133
                                                                  ----------
COLOMBIA -- (0.0%)
    Avianca Holdings SA.................................. 105,386     87,503
                                                                  ----------
GERMANY -- (0.2%)
    Biotest AG...........................................   4,190    120,737
    Draegerwerk AG & Co. KGaA............................   1,972    151,444
    Jungheinrich AG......................................   9,436    347,287
    Schaeffler AG........................................  12,176    166,922
    STO SE & Co. KGaA....................................     568     73,026
    Villeroy & Boch AG...................................   1,873     36,485
                                                                  ----------
TOTAL GERMANY............................................            895,901
                                                                  ----------
TOTAL PREFERRED STOCKS...................................          2,659,537
                                                                  ----------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   Fleetwood Corp., Ltd. Rights 08/13/18................   4,591          0
                                                                  ----------
BRAZIL -- (0.0%)
*   Movida Participacoes SA Rights 08/11/18..............   1,270        112
                                                                  ----------
INDONESIA -- (0.0%)
*   Medco Energi Internasional Tbk PT Warrants 12/11/20.. 330,267      8,199
                                                                  ----------
JAPAN -- (0.0%)
*   Akatsuki Corp. Rights 12/25/18.......................   5,800      5,758
                                                                  ----------
MALAYSIA -- (0.0%)
*   Mitrajaya Holdings Bhd Warrants 04/17/23.............   5,630        208
*   Protasco Bhd Warrants 04/25/23.......................   9,812        289
*   Vivocom International Holdings Bhd Rights 08/14/18... 229,667        565
                                                                  ----------
TOTAL MALAYSIA...........................................              1,062
                                                                  ----------
SINGAPORE -- (0.0%)
*   Ezion Holdings, Ltd. Warrants 04/16/23............... 196,236          0
                                                                  ----------
TAIWAN -- (0.0%)
*   Cayman Engley Industrial Co., Ltd. Rights 7/25/18....     262        120
*   Taiwan Chinsan Eletronic Industrial Co., Ltd. Rights
      08/03/18...........................................     425         23
                                                                  ----------
TOTAL TAIWAN.............................................                143
                                                                  ----------
THAILAND -- (0.0%)
*   Millcon Steel PCL Warrants 07/10/20..................  42,304        267

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- ------------
THAILAND -- (Continued)
*   TTCL PCL Warrants 06/28/21...........................   8,820 $        271
                                                                  ------------
TOTAL THAILAND...........................................                  538
                                                                  ------------
TOTAL RIGHTS/WARRANTS....................................               15,812
                                                                  ------------
TOTAL INVESTMENT SECURITIES..............................          508,051,383
                                                                  ------------

                                                                    VALUE+
                                                                  ------------
SECURITIES LENDING COLLATERAL -- (0.9%)
@(S) DFA Short Term Investment Fund...................... 396,966    4,593,294
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $478,716,813)^^..................................         $512,644,677
                                                                  ============

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   -------------------------------------------
                                                     LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                                   ----------- ----------- ------- -----------
Common Stocks
   Australia...................................... $    12,234 $25,732,446   --    $25,744,680
   Austria........................................          --   3,637,760   --      3,637,760
   Belgium........................................          --   5,460,696   --      5,460,696
   Brazil.........................................   8,053,306          --   --      8,053,306
   Canada.........................................  31,296,752          --   --     31,296,752
   Chile..........................................   1,502,240          --   --      1,502,240
   China..........................................     807,314  39,477,405   --     40,284,719
   Colombia.......................................     443,446          --   --        443,446
   Denmark........................................          --   8,174,823   --      8,174,823
   Finland........................................          --   5,469,991   --      5,469,991
   France.........................................          --  20,358,173   --     20,358,173
   Germany........................................          --  25,329,754   --     25,329,754
   Hong Kong......................................      31,617  10,264,455   --     10,296,072
   India..........................................      53,183  17,393,604   --     17,446,787
   Indonesia......................................          --   3,084,982   --      3,084,982
   Ireland........................................          --   3,309,675   --      3,309,675
   Israel.........................................          --   2,482,818   --      2,482,818
   Italy..........................................          --  12,700,240   --     12,700,240
   Japan..........................................          --  89,810,980   --     89,810,980
   Malaysia.......................................          --   5,253,591   --      5,253,591
   Mexico.........................................   4,202,407          --   --      4,202,407
   Netherlands....................................          --   7,780,701   --      7,780,701
   New Zealand....................................          --   2,050,433   --      2,050,433
   Norway.........................................          --   3,775,402   --      3,775,402
   Philippines....................................          --   1,397,633   --      1,397,633
   Poland.........................................          --   2,385,754   --      2,385,754
   Portugal.......................................          --   1,301,601   --      1,301,601
   Russia.........................................     246,118      30,044   --        276,162
   Singapore......................................          --   3,096,922   --      3,096,922
   South Africa...................................   1,022,577   7,924,928   --      8,947,505
   South Korea....................................     297,634  27,766,850   --     28,064,484
   Spain..........................................          --   7,662,504   --      7,662,504
   Sweden.........................................          --   8,809,645   --      8,809,645
   Switzerland....................................          --  17,061,841   --     17,061,841
   Taiwan.........................................          --  26,751,305   --     26,751,305
   Thailand.......................................   4,496,173      13,754   --      4,509,927
   Turkey.........................................          --   1,388,473   --      1,388,473

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   -----------------------------------------------
                                                     LEVEL 1       LEVEL 2    LEVEL 3    TOTAL
                                                   -----------   ------------ ------- ------------
   United Kingdom................................. $   103,319   $ 55,663,900   --    $ 55,767,219
   United States..................................       4,631             --   --           4,631
Preferred Stocks
   Brazil.........................................   1,676,133             --   --       1,676,133
   Colombia.......................................      87,503             --   --          87,503
   Germany........................................          --        895,901   --         895,901
Rights/Warrants
   Brazil.........................................          --            112   --             112
   Indonesia......................................          --          8,199   --           8,199
   Japan..........................................          --          5,758   --           5,758
   Malaysia.......................................          --          1,062   --           1,062
   Taiwan.........................................          --            143   --             143
   Thailand.......................................          --            538   --             538
Securities Lending Collateral.....................          --      4,593,294   --       4,593,294
                                                   -----------   ------------   --    ------------
TOTAL............................................. $54,336,587   $458,308,090   --    $512,644,677
                                                   ===========   ============   ==    ============

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                           SHARES     VALUE>>
                                                          --------- -----------
COMMON STOCKS -- (94.7%)
AUSTRALIA -- (4.3%)
    Accent Group, Ltd....................................    56,672 $    60,289
    Adacel Technologies, Ltd.............................     6,552       8,383
    Adairs, Ltd..........................................    24,260      40,886
    Adelaide Brighton, Ltd...............................   107,324     549,345
*   Aeon Metals, Ltd.....................................    45,143      11,752
    AGL Energy, Ltd......................................    35,978     588,726
#   Ainsworth Game Technology, Ltd.......................    58,034      48,906
    ALS, Ltd.............................................    41,926     232,296
    Altium, Ltd..........................................    29,123     442,574
    Alumina, Ltd.........................................   118,716     250,220
#   AMA Group, Ltd.......................................    67,176      47,888
#   Amaysim Australia, Ltd...............................    42,371      29,646
    Amcor, Ltd., Sponsored ADR...........................       793      35,439
    Amcor, Ltd...........................................    79,474     889,680
    AMP, Ltd.............................................   866,138   2,190,486
    Ansell, Ltd..........................................    31,748     680,448
    AP Eagers, Ltd.......................................    18,650     118,956
    APA Group............................................    71,638     513,821
    Apollo Tourism & Leisure, Ltd........................    23,519      27,629
    Appen, Ltd...........................................    21,367     172,859
    ARB Corp., Ltd.......................................    17,599     275,208
#   Ardent Leisure Group.................................   168,115     237,810
    Aristocrat Leisure, Ltd..............................    44,632   1,069,067
#   ARQ Group, Ltd.......................................    11,142      25,015
#   Asaleo Care, Ltd.....................................   211,036     109,860
    ASX, Ltd.............................................     2,255     110,115
    Atlas Arteria, Ltd...................................   146,827     713,598
*   Atlas Iron, Ltd...................................... 1,866,742      58,301
    AUB Group, Ltd.......................................     6,231      60,756
*   Aurelia Metals, Ltd..................................    91,666      39,125
    Aurizon Holdings, Ltd................................   511,627   1,732,932
    Ausdrill, Ltd........................................   130,715     177,469
    AusNet Services......................................   275,006     333,270
    Austal, Ltd..........................................    92,730     118,590
    Australia & New Zealand Banking Group, Ltd...........   204,208   4,439,415
#*  Australian Agricultural Co., Ltd.....................   145,855     137,363
    Australian Finance Group, Ltd........................    34,786      39,341
    Australian Pharmaceutical Industries, Ltd............   168,700     212,319
#*  Australian Property Systems, Ltd.....................    83,934     393,270
#   Automotive Holdings Group, Ltd.......................   107,790     219,051
    Aveo Group...........................................   116,042     204,439
#   Baby Bunting Group, Ltd..............................    11,252      13,724
    Bank of Queensland, Ltd..............................   159,455   1,318,250
#   Bapcor, Ltd..........................................    51,697     268,163
*   Base Resources, Ltd..................................    56,903      11,851
    Beach Energy, Ltd....................................   973,302   1,380,952
    Beacon Lighting Group, Ltd...........................    17,843      19,058
#*  Beadell Resources, Ltd...............................   345,235      14,130
#   Bega Cheese, Ltd.....................................    37,881     206,108
#*  Bellamy's Australia, Ltd.............................    25,477     208,491
    Bendigo & Adelaide Bank, Ltd.........................   110,313     960,861
    BHP Billiton, Ltd....................................   487,213  12,724,310
#   BHP Billiton, Ltd., Sponsored ADR....................    13,830     722,756
#   Blackmores, Ltd......................................     3,952     435,545
#   Blue Sky Alternative Investments, Ltd................     5,525       7,922

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
AUSTRALIA -- (Continued)
    BlueScope Steel, Ltd................................. 257,568 $3,384,407
    Boral, Ltd........................................... 151,569    749,050
    Brambles, Ltd........................................ 118,372    869,364
    Bravura Solutions, Ltd...............................   9,554     23,050
    Breville Group, Ltd..................................  30,034    239,584
    Brickworks, Ltd......................................  30,872    357,788
*   Bubs Australia, Ltd.                                   35,867     19,369
*   Buru Energy, Ltd.....................................  75,609     14,340
    BWX, Ltd.............................................  16,063     67,443
#   Cabcharge Australia, Ltd.............................  38,319     67,045
    Caltex Australia, Ltd................................  45,899  1,110,382
    Capilano Honey, Ltd..................................   2,320     27,646
*   Cardno, Ltd..........................................  70,457     66,445
    carsales.com, Ltd....................................  70,076    726,607
*   Cash Converters International, Ltd...................  91,496     22,809
    Cedar Woods Properties, Ltd..........................   5,652     25,797
    Challenger, Ltd......................................  47,308    437,614
    CIMIC Group, Ltd.....................................  13,452    483,785
    Citadel Group, Ltd. (The)............................   5,502     29,142
    Class, Ltd...........................................  19,682     32,245
    Cleanaway Waste Management, Ltd...................... 751,929  1,040,107
    Clover Corp., Ltd....................................  11,312     13,104
    Coca-Cola Amatil, Ltd................................  81,834    582,911
    Cochlear, Ltd........................................   5,969    902,244
    Codan, Ltd...........................................  49,599    108,080
#   Collection House, Ltd................................  47,363     51,565
    Collins Foods, Ltd...................................  53,470    207,151
    Commonwealth Bank of Australia....................... 135,550  7,548,360
    Computershare, Ltd...................................  52,776    714,362
*   Cooper Energy, Ltd................................... 474,722    167,549
#   Corporate Travel Management, Ltd.....................  19,913    424,993
    Costa Group Holdings, Ltd............................  90,531    530,073
#   Credit Corp. Group, Ltd..............................  13,887    212,687
    Crown Resorts, Ltd...................................  44,379    445,692
#*  CSG, Ltd.............................................  53,312      7,931
    CSL, Ltd.............................................  16,398  2,399,132
    CSR, Ltd............................................. 273,453    862,925
    Data#3, Ltd..........................................  30,955     35,093
#*  Decmil Group, Ltd....................................  32,954     23,162
    Dicker Data, Ltd.....................................   7,721     17,163
    Domain Holdings Australia, Ltd.......................  61,069    144,425
#   Domino's Pizza Enterprises, Ltd......................  18,521    687,763
*   Doray Minerals, Ltd.................................. 108,953     27,085
    Downer EDI, Ltd...................................... 184,884  1,015,552
    DuluxGroup, Ltd...................................... 124,313    707,386
    DWS, Ltd.............................................  41,130     42,515
    Eclipx Group, Ltd....................................  95,360    217,683
    Elders, Ltd..........................................  27,688    154,594
#*  Energy Resources of Australia, Ltd...................  27,566      8,411
    ERM Power, Ltd.......................................  46,673     51,330
    Estia Health, Ltd....................................  55,728    133,397
    EVENT Hospitality and Entertainment, Ltd.............  39,276    402,192
    Evolution Mining, Ltd................................ 552,913  1,146,586
    Fairfax Media, Ltd................................... 944,918    569,841
#*  FAR, Ltd............................................. 687,555     63,858
    Fleetwood Corp., Ltd. (6341855)......................   9,564     16,147
    Fleetwood Corp., Ltd. (BFXMKH4)......................   5,211      8,788
    FlexiGroup, Ltd...................................... 107,750    183,323
    Flight Centre Travel Group, Ltd......................  15,179    767,607

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
AUSTRALIA -- (Continued)
    Fortescue Metals Group, Ltd.......................... 681,076 $2,215,230
#   G8 Education, Ltd.................................... 161,883    299,507
#*  Galaxy Resources, Ltd................................  51,894    110,239
    Gateway Lifestyle....................................  83,332    141,927
#   GBST Holdings, Ltd...................................  13,341     22,439
#   Genworth Mortgage Insurance Australia, Ltd...........  97,239    194,435
#*  Gold Road Resources, Ltd............................. 141,107     70,764
    GrainCorp, Ltd., Class A.............................  98,005    540,103
    Grange Resources, Ltd................................  83,410     10,557
#   Greencross, Ltd......................................  35,535    112,452
*   Greenland Minerals, Ltd.............................. 177,454     10,657
    GUD Holdings, Ltd....................................  27,157    286,435
    GWA Group, Ltd....................................... 101,069    245,716
    Hansen Technologies, Ltd.............................  35,957     90,454
#   Harvey Norman Holdings, Ltd.......................... 215,333    568,668
    Healthscope, Ltd..................................... 680,883  1,106,158
#   HT&E, Ltd............................................  82,299    152,728
    Huon Aquaculture Group, Ltd..........................   5,000     17,464
    IDP Education, Ltd...................................  38,849    281,943
    Iluka Resources, Ltd.................................  13,809    117,695
*   Imdex, Ltd...........................................  78,305     71,782
#   IMF Bentham, Ltd.....................................  48,015     99,260
    Incitec Pivot, Ltd................................... 306,692    864,738
    Independence Group NL................................ 147,196    492,627
*   Infigen Energy....................................... 259,735    126,533
    Infomedia, Ltd.......................................  79,479     59,157
#   Inghams Group, Ltd...................................  18,689     50,971
    Insurance Australia Group, Ltd....................... 133,746    799,543
    Integral Diagnostics, Ltd............................  15,537     32,379
    Integrated Research, Ltd.............................  23,869     45,246
#   InvoCare, Ltd........................................  34,534    364,196
#   IOOF Holdings, Ltd...................................  41,803    284,389
#   IPH, Ltd.............................................  80,644    294,009
    IRESS, Ltd...........................................  37,083    318,549
#   iSelect, Ltd.........................................  40,661     24,327
    iSentia Group, Ltd...................................  55,501     32,597
    IVE Group, Ltd.......................................  15,711     26,280
    James Hardie Industries P.L.C........................  38,047    608,356
    James Hardie Industries P.L.C., Sponsored ADR........   1,045     16,678
    Japara Healthcare, Ltd...............................  63,337     87,398
#   JB Hi-Fi, Ltd........................................  39,229    694,969
    Jumbo Interactive, Ltd...............................   6,239     18,778
#*  Karoon Gas Australia, Ltd............................ 104,024     90,903
    Kogan.com, Ltd.......................................   7,421     25,933
    LendLease Group......................................  69,136  1,034,406
    Lifestyle Communities, Ltd...........................   5,731     24,527
    Link Administration Holdings, Ltd....................  49,842    284,690
    Lovisa Holdings, Ltd.................................   3,979     33,152
*   Lynas Corp., Ltd..................................... 156,695    264,526
    MACA, Ltd............................................  83,929     79,908
    Macquarie Group, Ltd.................................  38,591  3,520,957
#   Magellan Financial Group, Ltd........................  25,549    469,077
#*  Mayne Pharma Group, Ltd.............................. 402,679    296,589
    McMillan Shakespeare, Ltd............................  21,038    254,755
#   McPherson's, Ltd.....................................  29,789     37,399
    Medibank Pvt, Ltd.................................... 238,202    550,909
*   Medusa Mining, Ltd...................................  85,990     23,282
#*  Mesoblast, Ltd.......................................  75,670    105,854
#   Metals X, Ltd........................................ 313,176    165,199

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
AUSTRALIA -- (Continued)
#   Metcash, Ltd......................................... 321,607 $  628,756
    Mineral Resources, Ltd...............................  90,250  1,112,866
#*  MMA Offshore, Ltd.................................... 194,518     39,688
    MNF Group, Ltd.......................................   6,878     26,717
    Monadelphous Group, Ltd..............................  25,487    279,246
    Monash IVF Group, Ltd................................  79,728     66,332
    Money3 Corp., Ltd.................................... 109,458    166,482
#   Mortgage Choice, Ltd.................................  52,196     60,898
    Motorcycle Holdings, Ltd.............................   5,907     13,594
    Mount Gibson Iron, Ltd............................... 299,373     94,502
#   Myer Holdings, Ltd................................... 281,095     97,207
    MYOB Group, Ltd...................................... 113,776    264,811
    National Australia Bank, Ltd......................... 212,836  4,481,313
    Navigator Global Investments, Ltd....................  24,936    107,576
#   Navitas, Ltd.........................................  69,111    221,116
#*  NetComm Wireless, Ltd................................  32,700     27,094
    New Hope Corp., Ltd..................................  31,164     73,816
    Newcrest Mining, Ltd.................................  91,130  1,464,010
*   NEXTDC, Ltd..........................................  16,127     86,640
    nib holdings, Ltd.................................... 138,676    581,218
    Nick Scali, Ltd......................................  17,590     80,800
#   Nine Entertainment Co. Holdings, Ltd................. 210,641    350,894
    Northern Star Resources, Ltd......................... 193,287  1,034,069
*   NRW Holdings, Ltd.................................... 168,571    212,684
    Nufarm, Ltd..........................................  88,350    469,530
#   OFX Group, Ltd.......................................  72,450     94,101
    Oil Search, Ltd...................................... 156,338  1,042,890
*   Onevue Holdings, Ltd.................................  36,881     21,939
    oOh!media, Ltd.......................................  51,632    186,180
    Orica, Ltd...........................................  95,732  1,250,549
*   Origin Energy, Ltd................................... 244,189  1,771,771
    Orora, Ltd........................................... 541,216  1,459,421
    OZ Minerals, Ltd..................................... 131,660    929,747
    Pacific Current Group, Ltd...........................   8,743     46,171
    Pacific Energy, Ltd..................................  47,682     20,548
    Pacific Smiles Group, Ltd............................   7,482      8,066
    Pact Group Holdings, Ltd.............................  55,243    221,977
*   Panoramic Resources, Ltd.............................  47,822     19,746
    Paragon Care, Ltd....................................  35,207     20,948
    Peet, Ltd............................................ 109,715     98,021
    Pendal Group, Ltd....................................  55,990    386,997
#*  Peninsula Energy, Ltd................................  19,053      4,470
    Perpetual, Ltd.......................................  15,144    491,614
*   Perseus Mining, Ltd.................................. 357,210    106,409
    Pioneer Credit, Ltd..................................  16,760     40,719
#   Platinum Asset Management, Ltd.......................  72,818    297,245
#   Premier Investments, Ltd.............................  32,888    424,787
    Primary Health Care, Ltd............................. 189,956    496,442
    Prime Media Group, Ltd............................... 118,942     27,384
    Pro Medicus, Ltd.....................................  12,191     76,102
    PWR Holdings, Ltd....................................   8,840     18,647
    Qantas Airways, Ltd.................................. 114,899    574,280
    QBE Insurance Group, Ltd............................. 189,351  1,421,886
#   Qube Holdings, Ltd................................... 257,663    496,393
#*  Quintis, Ltd.........................................  95,042      9,267
*   Ramelius Resources, Ltd.............................. 272,182    111,433
    Ramsay Health Care, Ltd..............................  10,815    451,620
    RCR Tomlinson, Ltd...................................  48,680    101,267
    REA Group, Ltd.......................................   4,818    311,071

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
AUSTRALIA -- (Continued)
*   Reckon, Ltd..........................................    16,235 $   10,540
#*  Red River Resources, Ltd.............................    95,643     17,454
    Reece, Ltd...........................................    24,738    224,895
#   Regis Healthcare, Ltd................................    39,144    101,082
    Regis Resources, Ltd.................................   148,913    493,800
    Reject Shop, Ltd. (The)..............................    13,887     57,661
    Reliance Worldwide Corp., Ltd........................    48,035    212,203
    Resolute Mining, Ltd.................................   316,513    300,037
#   Retail Food Group, Ltd...............................    39,015     11,867
    Ridley Corp., Ltd....................................    66,386     65,027
    Rio Tinto, Ltd.......................................    61,837  3,737,251
    Ruralco Holdings, Ltd................................    12,456     25,905
#   RXP Services, Ltd....................................    37,518     13,532
    Sandfire Resources NL................................    98,668    542,009
*   Santos, Ltd..........................................   288,239  1,365,324
*   Saracen Mineral Holdings, Ltd........................   243,483    339,267
    Scottish Pacific Group, Ltd..........................     2,963      6,997
#   SeaLink Travel Group, Ltd............................    15,871     51,518
    Seek, Ltd............................................    47,451    754,765
    Select Harvests, Ltd.................................    34,586    154,235
*   Senetas Corp., Ltd...................................   181,279     14,898
#*  Senex Energy, Ltd....................................   623,147    208,161
    Servcorp, Ltd........................................     5,892     19,057
    Service Stream, Ltd..................................   110,761    130,165
    Seven Group Holdings, Ltd............................    33,649    479,843
    Seven West Media, Ltd................................   562,057    347,278
    SG Fleet Group, Ltd..................................    20,261     53,359
    Shriro Holdings, Ltd.................................     8,761      7,287
    Sigma Healthcare, Ltd................................   263,993     96,226
#   Silver Chef, Ltd.....................................     8,530     18,816
#*  Silver Lake Resources, Ltd...........................   232,925     96,776
    Sims Metal Management, Ltd...........................    63,237    807,332
    Sirtex Medical, Ltd..................................    15,359    362,851
    SmartGroup Corp., Ltd................................    28,813    260,183
    Sonic Healthcare, Ltd................................    33,268    645,297
    South32, Ltd., ADR...................................    10,815    144,488
    South32, Ltd.........................................   392,089  1,043,499
    Southern Cross Media Group, Ltd......................   180,976    169,642
    Spark Infrastructure Group...........................   410,969    703,098
#   SpeedCast International, Ltd.........................    54,831    252,601
    St Barbara, Ltd......................................   164,785    504,856
    Star Entertainment Grp, Ltd. (The)...................   201,419    743,139
    Steadfast Group, Ltd.................................   152,768    331,776
    Suncorp Group, Ltd...................................   106,922  1,189,685
*   Sundance Energy Australia, Ltd....................... 3,521,475    193,440
#   Super Retail Group, Ltd..............................    78,250    537,733
#   Superloop, Ltd.......................................    10,928     18,353
    Sydney Airport.......................................    66,669    350,374
#*  Syrah Resources, Ltd.................................    65,428    146,449
    Tabcorp Holdings, Ltd................................   266,406    925,285
    Tassal Group, Ltd....................................    70,198    218,005
#   Technology One, Ltd..................................    77,842    286,028
    Telstra Corp., Ltd...................................   238,205    502,289
    Telstra Corp., Ltd., ADR.............................       939      9,902
#   Thorn Group, Ltd.....................................    47,733     21,104
#   TPG Telecom, Ltd.....................................   182,249    781,495
    Transurban Group.....................................    64,898    564,316
    Treasury Wine Estates, Ltd...........................     9,732    133,269
#*  Troy Resources, Ltd..................................    92,972      8,963

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE>>
                                                            ------- ------------
AUSTRALIA -- (Continued)
    Villa World, Ltd.......................................  22,509 $     37,148
#*  Village Roadshow, Ltd..................................  36,039       50,902
*   Virgin Australia Holdings, Ltd......................... 328,693       53,706
    Virtus Health, Ltd.....................................  42,133      175,898
    Vita Group, Ltd........................................  56,481       41,063
#*  Vocus Group, Ltd....................................... 118,452      212,784
#   Webjet, Ltd............................................  14,874      147,715
    Wesfarmers, Ltd........................................  67,937    2,497,951
#   Western Areas, Ltd.....................................  79,412      191,601
*   Westgold Resources, Ltd................................  51,720       61,192
    Westpac Banking Corp................................... 236,706    5,182,078
    Westpac Banking Corp., Sponsored ADR...................   6,839      149,432
    Whitehaven Coal, Ltd................................... 346,828    1,401,850
#   WiseTech Global, Ltd...................................  21,636      245,459
    Woodside Petroleum, Ltd................................  88,852    2,381,536
    Woolworths Group, Ltd..................................  44,286      990,759
    WorleyParsons, Ltd.....................................  74,076    1,010,751
    WPP AUNZ, Ltd.......................................... 106,881       73,137
*   Xero, Ltd..............................................   3,239      103,203
                                                                    ------------
TOTAL AUSTRALIA............................................          148,508,561
                                                                    ------------
AUSTRIA -- (0.5%)
    Agrana Beteiligungs AG.................................   4,428      117,821
    ANDRITZ AG.............................................  23,896    1,354,642
    Atrium European Real Estate, Ltd.......................  43,710      195,228
#   Austria Technologie & Systemtechnik AG.................  15,848      372,148
    CA Immobilien Anlagen AG...............................  18,007      629,526
#   DO & CO AG.............................................   2,162      151,686
    Erste Group Bank AG....................................  47,312    2,043,469
    EVN AG.................................................  12,866      255,920
*   FACC AG................................................   5,161      114,822
    Flughafen Wien AG......................................   2,519       95,096
    IMMOFINANZ AG..........................................  23,203      610,828
    Kapsch TrafficCom AG...................................   1,347       62,294
    Lenzing AG.............................................   2,059      261,481
    Mayr Melnhof Karton AG.................................   2,009      273,210
    Oesterreichische Post AG...............................  10,683      506,019
    OMV AG.................................................  29,916    1,690,646
#   Palfinger AG...........................................   3,950      154,152
    POLYTEC Holding AG.....................................   4,035       63,385
#   Porr AG................................................   2,136       75,670
    Raiffeisen Bank International AG.......................  44,218    1,474,457
    Rosenbauer International AG............................     582       34,022
    S IMMO AG..............................................  13,274      288,614
    Schoeller-Bleckmann Oilfield Equipment AG..............   2,388      272,558
#*  Semperit AG Holding....................................   1,666       33,023
    Strabag SE.............................................   5,338      214,651
#   Telekom Austria AG.....................................  51,665      449,497
    UBM Development AG.....................................     580       28,358
    UNIQA Insurance Group AG...............................  50,551      505,477
    Verbund AG.............................................  13,081      515,755
    Vienna Insurance Group AG Wiener Versicherung Gruppe...  15,706      447,103
    Voestalpine AG.........................................  59,134    2,958,784
    Wienerberger AG........................................  32,131      787,634
#*  Zumtobel Group AG......................................   4,990       35,832
                                                                    ------------
TOTAL AUSTRIA..............................................           17,073,808
                                                                    ------------

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
BELGIUM -- (0.9%)
    Ackermans & van Haaren NV............................   8,800 $ 1,604,969
    Ageas................................................  52,558   2,818,957
*   AGFA-Gevaert NV...................................... 107,251     512,025
    Anheuser-Busch InBev SA/NV...........................  47,811   4,865,440
#   Anheuser-Busch InBev SA/NV, Sponsored ADR............   1,081     109,959
    Atenor...............................................     658      37,609
    Banque Nationale de Belgique.........................      10      31,919
    Barco NV.............................................   3,435     487,556
    Bekaert SA...........................................  14,600     410,101
    bpost SA.............................................  30,722     484,312
    Cie d'Entreprises CFE................................   3,983     497,670
    Cie Immobiliere de Belgique SA.......................     615      38,276
    Colruyt SA...........................................  23,970   1,432,948
    Deceuninck NV........................................  24,144      71,428
    D'ieteren SA.........................................   9,987     435,025
#   Econocom Group SA....................................  39,590     139,782
    Elia System Operator SA..............................   7,234     450,821
    Euronav NV...........................................  48,640     411,610
*   Euronav NV...........................................   2,500      21,125
    EVS Broadcast Equipment SA...........................   3,453      80,609
#*  Exmar NV.............................................  12,003      85,347
    Fagron...............................................  11,201     207,431
*   Galapagos NV (B07Q2V5)...............................   1,829     201,246
    Gimv NV..............................................   3,012     179,010
#*  Ion Beam Applications................................   1,711      44,779
    Jensen-Group NV......................................     904      33,512
    KBC Group NV.........................................  22,650   1,738,806
    Kinepolis Group NV...................................   4,804     307,229
    Lotus Bakeries.......................................      71     202,361
*   MDxHealth............................................     497       2,205
    Melexis NV...........................................   6,483     603,006
#*  Nyrstar NV...........................................  39,070     187,302
    Ontex Group NV.......................................  33,404   1,009,995
    Orange Belgium SA....................................  15,710     252,010
    Picanol..............................................     652      65,147
    Proximus SADP........................................  23,040     564,690
    Recticel SA..........................................  22,266     256,815
    Resilux..............................................     566      99,923
    Sioen Industries NV..................................   3,998     126,104
    Sipef SA.............................................   1,587     110,535
    Solvay SA............................................  22,318   3,057,579
*   Telenet Group Holding NV.............................   7,613     366,595
    TER Beke SA..........................................     239      44,210
*   Tessenderlo Group SA.................................  13,758     553,206
*   ThromboGenics NV.....................................  11,862     100,105
    UCB SA...............................................  16,798   1,444,202
    Umicore SA...........................................  46,926   2,746,230
    Van de Velde NV......................................   1,633      57,274
*   Viohalco SA..........................................   4,480      16,164
                                                                  -----------
TOTAL BELGIUM............................................          29,605,159
                                                                  -----------
BRAZIL -- (1.3%)
    AES Tiete Energia SA.................................  60,781     163,883
    AES Tiete Energia SA.................................      13           7
    Aliansce Shopping Centers SA.........................  31,165     125,464
    Alupar Investimento SA...............................  39,538     172,234
    Ambev SA, ADR........................................  79,200     407,088
    Ambev SA.............................................  98,000     506,802
    Anima Holding SA.....................................   5,400      21,581

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE>>
                                                                 ------- ----------
BRAZIL -- (Continued)
    Arezzo Industria e Comercio SA..............................  13,900 $  157,950
*   B2W Cia Digital.............................................  24,848    186,362
    B3 SA - Brasil Bolsa Balcao................................. 170,214  1,078,888
    Banco ABC Brasil SA.........................................   1,255      5,189
    Banco Bradesco SA, ADR......................................  66,922    540,727
    Banco Bradesco SA...........................................  78,788    585,248
    Banco BTG Pactual SA........................................  12,693     66,960
    Banco do Brasil SA..........................................  73,550    636,873
    Banco Santander Brasil SA...................................  35,300    343,096
    BB Seguridade Participacoes SA..............................  42,600    277,962
*   BR Malls Participacoes SA................................... 215,587    571,521
    BR Properties SA............................................  34,800     83,632
    BrasilAgro - Co. Brasileira de Propriedades Agricolas.......  11,100     41,463
    Braskem SA, Sponsored ADR...................................   3,700    107,300
*   BRF SA......................................................  12,961     78,216
*   BRF SA, ADR.................................................   1,200      7,284
    CCR SA...................................................... 151,300    424,477
*   Centrais Eletricas Brasileiras SA...........................  28,800    132,517
    Cia Brasileira de Distribuicao, ADR.........................   1,600     35,392
    Cia de Locacao das Americas.................................  16,500    126,609
    Cia de Saneamento Basico do Estado de Sao Paulo.............  41,024    273,253
    Cia de Saneamento Basico do Estado de Sao Paulo, ADR........   6,900     46,230
    Cia de Saneamento de Minas Gerais-COPASA....................  17,434    188,958
    Cia de Saneamento do Parana.................................   4,400     52,191
#   Cia Energetica de Minas Gerais, Sponsored ADR...............   8,800     18,480
    Cia Energetica de Minas Gerais..............................  31,100     59,908
    Cia Hering..................................................  24,676     96,974
#   Cia Paranaense de Energia, Sponsored ADR....................   2,400     13,056
    Cia Paranaense de Energia...................................   7,500     37,967
#*  Cia Siderurgica Nacional SA, Sponsored ADR..................  28,200     67,398
*   Cia Siderurgica Nacional SA................................. 312,173    763,528
    Cielo SA.................................................... 100,766    385,259
*   Construtora Tenda SA........................................  23,694    167,859
*   Cosan Logistica SA..........................................  91,266    250,457
    Cosan SA....................................................  37,831    371,627
    CSU Cardsystem SA...........................................   6,800     13,407
    CVC Brasil Operadora e Agencia de Viagens SA................  33,942    398,807
    Cyrela Brazil Realty SA Empreendimentos e Participacoes..... 122,239    377,468
*   Direcional Engenharia SA....................................  40,100     73,933
    Duratex SA.................................................. 152,983    414,933
    EcoRodovias Infraestrutura e Logistica SA...................  56,455    117,323
    EDP - Energias do Brasil SA.................................  81,688    297,083
    Embraer SA.................................................. 169,872    871,243
    Embraer SA, Sponsored ADR...................................   6,200    126,790
    Energisa SA.................................................  37,785    305,135
*   Eneva SA....................................................  16,343     54,429
    Engie Brasil Energia SA.....................................  27,026    269,230
    Equatorial Energia SA.......................................  48,450    790,654
    Estacio Participacoes SA.................................... 120,002    829,684
*   Even Construtora e Incorporadora SA.........................  75,100     74,434
    Ez Tec Empreendimentos e Participacoes SA...................  22,483    103,750
    Fibria Celulose SA..........................................  31,710    625,194
    Fibria Celulose SA, Sponsored ADR...........................   7,000    137,620
    Fleury SA...................................................  72,842    531,376
    Fras-Le SA..................................................  13,100     17,102
*   Gafisa SA...................................................  26,769     87,225
    Gafisa SA, ADR..............................................     860      5,618
    Gerdau SA, Sponsored ADR....................................  32,200    141,680
    Gerdau SA...................................................  38,100    126,279

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
BRAZIL -- (Continued)
    Grendene SA..........................................  28,251 $   58,635
    Guararapes Confeccoes SA.............................   3,500     89,288
*   Helbor Empreendimentos SA............................  75,221     21,043
    Hypermarcas SA.......................................  27,400    202,582
    Iguatemi Empresa de Shopping Centers SA..............  23,345    209,360
    Industrias Romi SA...................................  11,600     19,378
    International Meal Co. Alimentacao SA, Class A.......  59,000    114,752
    Iochpe-Maxion SA.....................................  57,391    352,453
    Itau Unibanco Holding SA, ADR........................  66,308    795,033
    Itau Unibanco Holding SA.............................  33,870    360,962
    JBS SA............................................... 436,847  1,049,839
*   JHSF Participacoes SA................................  74,600     21,267
*   JSL SA...............................................  33,900     36,851
*   Kepler Weber SA......................................   5,100     14,145
    Klabin SA............................................  34,300    184,600
    Kroton Educacional SA................................  95,381    287,162
    Light SA.............................................  22,600     78,760
    Linx SA..............................................  12,000     59,372
    Localiza Rent a Car SA............................... 119,181    754,149
    Lojas Renner SA...................................... 134,040  1,102,804
    M Dias Branco SA.....................................   8,658     88,511
    Magazine Luiza SA....................................  14,328    504,895
    Magnesita Refratarios SA.............................  12,000    219,167
    Mahle-Metal Leve SA..................................  19,767    144,831
    Marcopolo SA.........................................  30,100     22,455
*   Marfrig Global Foods SA.............................. 136,400    297,999
*   Marisa Lojas SA......................................  17,900     21,127
*   Mills Estruturas e Servicos de Engenharia SA.........  55,200     31,914
*   Minerva SA...........................................  26,781     53,800
    Movida Participacoes SA..............................  28,100     43,498
    MRV Engenharia e Participacoes SA.................... 135,900    478,310
    Multiplan Empreendimentos Imobiliarios SA............  28,056    150,098
    Multiplus SA.........................................  15,000    110,703
    Natura Cosmeticos SA.................................  36,000    279,114
    Odontoprev SA........................................  99,174    352,221
*   Paranapanema SA......................................  94,900     31,858
*   Petro Rio SA.........................................   2,600     55,563
    Petroleo Brasileiro SA, Sponsored ADR................  42,200    441,412
    Petroleo Brasileiro SA, Sponsored ADR................  31,500    369,495
    Petroleo Brasileiro SA............................... 235,499  1,376,615
    Porto Seguro SA......................................  68,325    902,917
    Portobello SA........................................  58,137     67,999
    QGEP Participacoes SA................................  36,628    157,899
    Qualicorp Consultoria e Corretora de Seguros SA...... 142,181    759,526
    Raia Drogasil SA.....................................  45,000    891,535
    Restoque Comercio e Confeccoes de Roupas SA..........   5,282     36,805
*   Rumo SA.............................................. 124,489    492,543
    Santos Brasil Participacoes SA.......................  87,300     62,801
    Sao Carlos Empreendimentos e Participacoes SA........   6,300     48,677
    Sao Martinho SA......................................  96,695    502,372
    Ser Educacional SA...................................  17,606     82,980
    SLC Agricola SA......................................  17,900    252,287
    Smiles Fidelidade SA.................................  21,100    287,832
    Sonae Sierra Brasil SA...............................   4,600     25,247
*   Springs Global Participacoes SA......................   9,400     19,535
    Sul America SA....................................... 163,196    959,618
    Suzano Papel e Celulose SA........................... 103,438  1,227,763
    T4F Entretenimento SA................................   5,000     11,190
*   Tecnisa SA...........................................  37,043     12,929

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
BRAZIL -- (Continued)
    Tegma Gestao Logistica SA............................   3,979 $    18,860
#   Telefonica Brasil SA, ADR............................   3,300      36,432
*   Terra Santa Agro SA..................................   1,900       5,001
    TIM Participacoes SA, ADR............................   2,300      37,766
    TIM Participacoes SA.................................  93,621     309,301
    TOTVS SA.............................................   2,263      17,761
    TPI - Triunfo Participacoes e Investimentos SA.......  18,300       8,386
    Transmissora Alianca de Energia Eletrica SA..........  92,832     499,863
    Tupy SA..............................................  20,900     112,093
    Ultrapar Participacoes SA............................  35,809     387,828
    Ultrapar Participacoes SA, Sponsored ADR.............     600       6,588
    Usinas Siderurgicas de Minas Gerais SA...............  12,800      41,538
    Vale SA, Sponsored ADR...............................  24,097     353,268
    Vale SA.............................................. 470,432   6,873,548
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e........................................
    Identificacao S.A....................................  36,417     176,103
    Via Varejo SA........................................  83,306     472,540
*   Vulcabras Azaleia SA.................................  40,500      60,751
    WEG SA...............................................  11,234      55,402
    Wiz Solucoes e Corretagem de Seguros SA..............  14,500      30,520
                                                                  -----------
TOTAL BRAZIL.............................................          43,660,292
                                                                  -----------
CANADA -- (6.4%)
*   5N Plus, Inc.........................................  22,100      57,422
    Absolute Software Corp...............................  12,073      68,214
#   Acadian Timber Corp..................................   2,233      34,503
*   Advantage Oil & Gas, Ltd.............................  73,229     253,319
    Aecon Group, Inc.....................................  19,284     244,154
*   Africa Oil Corp......................................  64,590      58,590
#   AG Growth International, Inc.........................   3,798     161,893
    AGF Management, Ltd., Class B........................  30,500     153,573
#   Agnico Eagle Mines, Ltd..............................  30,683   1,285,004
#   AGT Food & Ingredients, Inc..........................   6,100      84,922
#   Aimia, Inc...........................................  54,178     144,103
*   Air Canada...........................................  39,412     712,891
#   AirBoss of America Corp..............................   7,883      89,504
*   Alacer Gold Corp..................................... 117,406     254,514
    Alamos Gold, Inc., Class A........................... 121,534     659,591
#   Alamos Gold, Inc., Class A...........................   3,100      16,833
#   Alaris Royalty Corp..................................  22,846     324,904
    Alcanna, Inc.........................................  12,048      84,744
*   Alexco Resource Corp.................................  15,300      18,583
    Algonquin Power & Utilities Corp.....................  73,339     720,508
#   Alimentation Couche-Tard, Inc., Class B..............  15,739     722,916
#*  Alio Gold, Inc.......................................  17,002      23,787
#   AltaGas, Ltd.........................................  10,128     206,087
    Altius Minerals Corp.................................  12,800     126,440
    Altus Group, Ltd.....................................  12,866     276,933
#*  Americas Silver Corp.................................   3,200       8,462
*   Amerigo Resources, Ltd...............................  46,800      32,019
    Andrew Peller, Ltd., Class A.........................  10,400     131,914
    ARC Resources, Ltd................................... 150,426   1,786,587
*   Argonaut Gold, Inc...................................  65,554     110,865
*   Aritzia, Inc.........................................  14,644     180,679
#*  Asanko Gold, Inc.....................................  42,200      41,848
    Atco, Ltd., Class I..................................  13,042     399,927
#*  Athabasca Oil Corp................................... 187,300     251,970
*   ATS Automation Tooling Systems, Inc..................  19,602     294,742
#*  Aurora Cannabis, Inc.................................   7,900      42,632

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
#   AutoCanada, Inc......................................  10,001 $  111,169
*   B2Gold Corp.......................................... 302,319    752,980
#   Badger Daylighting, Ltd..............................  12,272    278,581
#   Bank of Montreal.....................................  16,100  1,276,143
    Bank of Montreal.....................................  92,353  7,321,746
    Bank of Nova Scotia (The)............................   7,000    414,829
    Bank of Nova Scotia (The)............................  84,789  5,023,748
    Barrick Gold Corp.................................... 394,525  4,421,858
    Barrick Gold Corp....................................  16,901    189,122
*   Bausch Health Cos., Inc..............................  22,577    490,824
*   Bausch Health Cos., Inc.............................. 169,560  3,684,868
#*  Baytex Energy Corp...................................  89,662    278,460
*   Baytex Energy Corp...................................  18,982     59,034
    BCE, Inc.............................................   3,587    152,414
#   BCE, Inc.............................................   2,508    106,414
#*  Bellatrix Exploration, Ltd...........................  23,454     22,357
    Birchcliff Energy, Ltd............................... 113,815    450,588
#   Bird Construction, Inc...............................   6,688     39,948
    Black Diamond Group, Ltd.............................  21,800     60,330
*   BlackBerry, Ltd......................................  14,775    145,041
*   BlackBerry, Ltd......................................   2,366     23,210
*   BlackPearl Resources, Inc............................ 111,400    114,753
    BMTC Group, Inc......................................   1,900     22,449
*   Bombardier, Inc., Class A............................  23,619     89,512
*   Bombardier, Inc., Class B............................ 225,319    848,724
#   Bonavista Energy Corp................................  85,210    102,185
#   Bonterra Energy Corp.................................  12,185    174,319
    Boralex, Inc., Class A...............................  36,589    559,165
    Brookfield Asset Management, Inc., Class A...........   8,400    354,442
    Brookfield Asset Management, Inc., Class A...........  12,681    534,631
    Brookfield Real Estate Services, Inc.................   1,900     28,613
#   BRP, Inc.............................................   6,418    299,377
#*  BSM Technologies, Inc................................  11,200     11,537
    CAE, Inc.............................................  41,044    855,050
    CAE, Inc.............................................  14,430    300,865
#*  Calfrac Well Services, Ltd...........................  56,260    214,513
    Calian Group, Ltd....................................   3,200     77,611
#   Callidus Capital Corp................................   3,177      7,131
    Cameco Corp..........................................  82,551    892,237
    Cameco Corp..........................................  24,003    259,232
    Canaccord Genuity Group, Inc.........................  46,687    259,841
*   Canacol Energy, Ltd..................................  54,484    178,423
#*  Canada Goose Holdings, Inc...........................   6,000    344,406
    Canadian Imperial Bank of Commerce...................   2,500    228,158
    Canadian Imperial Bank of Commerce...................  51,431  4,692,050
    Canadian National Railway Co.........................   7,000    624,853
    Canadian National Railway Co.........................  20,463  1,824,276
    Canadian Natural Resources, Ltd......................  54,900  2,017,312
    Canadian Natural Resources, Ltd...................... 109,594  4,015,524
    Canadian Pacific Railway, Ltd........................   1,000    198,316
    Canadian Pacific Railway, Ltd........................   4,807    953,420
#   Canadian Tire Corp., Ltd., Class A...................   9,000  1,225,760
    Canadian Utilities, Ltd., Class A....................   8,500    212,034
#   Canadian Western Bank................................  40,570  1,138,025
*   Canfor Corp..........................................  41,138    901,915
    Canfor Pulp Products, Inc............................  19,590    410,368
#*  Canopy Growth Corp...................................   2,800     73,872
    CanWel Building Materials Group, Ltd.................  25,312    128,618
    Capital Power Corp...................................  26,800    544,303

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
#*  Capstone Mining Corp................................. 190,417 $  140,524
#   Cardinal Energy, Ltd.................................  41,298    169,846
    Cargojet, Inc........................................   1,100     55,514
    Cascades, Inc........................................  50,702    486,031
#*  Cathedral Energy Services, Ltd.......................     952        856
    CCL Industries, Inc., Class B........................  11,500    583,465
*   Celestica, Inc.......................................  10,045    118,631
*   Celestica, Inc.......................................  43,444    513,640
    Cenovus Energy, Inc.................................. 108,135  1,084,800
    Cenovus Energy, Inc..................................  60,391    606,326
*   Centerra Gold, Inc...................................  95,560    434,147
    Cervus Equipment Corp................................     700      7,431
    CES Energy Solutions Corp............................  36,800    126,453
*   CGI Group, Inc., Class A.............................   3,300    213,041
*   CGI Group, Inc., Class A.............................  12,681    816,022
#   Chesswood Group, Ltd.................................   3,000     26,706
#*  China Gold International Resources Corp., Ltd........  94,140    164,275
    CI Financial Corp....................................  52,410    915,770
#   Cineplex, Inc........................................  28,188    633,165
#   Clearwater Seafoods, Inc.............................   7,900     31,154
    Cogeco Communications, Inc...........................   7,890    428,208
    Cogeco, Inc..........................................   8,873    427,399
    Colliers International Group, Inc....................   2,100    171,700
    Colliers International Group, Inc....................   8,518    698,476
    Computer Modelling Group, Ltd........................  24,077    184,902
*   Conifex Timber, Inc..................................   2,500      9,302
    Constellation Software, Inc..........................   1,700  1,232,387
#*  Continental Gold, Inc................................  58,080    172,787
#*  Copper Mountain Mining Corp..........................  96,400     86,703
    Corby Spirit and Wine, Ltd...........................   2,800     43,953
    Corus Entertainment, Inc., Class B...................  43,198    134,823
    Cott Corp............................................  16,909    270,375
    Cott Corp............................................  56,131    896,215
#   Crescent Point Energy Corp........................... 150,009  1,022,854
    Crescent Point Energy Corp...........................  28,949    197,143
*   Crew Energy, Inc.....................................  52,989     99,799
*   CRH Medical Corp.....................................  22,960     75,718
#*  Delphi Energy Corp................................... 102,463     69,314
#*  Denison Mines Corp................................... 244,574    125,967
*   Descartes Systems Group, Inc. (The)..................   2,138     68,202
*   Detour Gold Corp.....................................  68,527    675,340
#   DHX Media, Ltd.......................................  33,244     66,956
#*  DIRTT Environmental Solutions........................   5,600     28,154
    Dollarama, Inc.......................................  27,000    975,516
    Dorel Industries, Inc., Class B......................  11,212    205,563
*   Dundee Precious Metals, Inc..........................  52,044    123,624
#*  Eastmain Resources, Inc..............................  54,400      8,364
    ECN Capital Corp..................................... 174,815    485,131
    E-L Financial Corp., Ltd.............................     100     63,420
#*  Eldorado Gold Corp................................... 214,288    233,915
    Element Fleet Management Corp........................  86,866    418,020
    Emera, Inc...........................................   3,700    119,887
    Empire Co., Ltd., Class A............................  43,989    906,934
    Enbridge Income Fund Holdings, Inc...................  37,390    936,439
    Enbridge, Inc........................................   2,927    103,953
#   Enbridge, Inc........................................  38,967  1,380,601
    Encana Corp.......................................... 158,466  2,186,620
    Encana Corp..........................................  30,117    404,772
*   Endeavour Mining Corp................................  15,728    287,766

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
*   Endeavour Silver Corp................................  14,200 $   41,699
    Enercare, Inc........................................  35,056    509,597
    Enerflex, Ltd........................................  30,897    349,858
#*  Energy Fuels, Inc....................................  35,300    103,931
    Enerplus Corp........................................ 101,082  1,318,647
    Enerplus Corp........................................  20,845    272,236
    Enghouse Systems, Ltd................................   6,761    403,108
    Ensign Energy Services, Inc..........................  61,242    266,464
*   Epsilon Energy, Ltd..................................   4,080      8,500
#   Equitable Group, Inc.................................   5,340    258,616
*   Essential Energy Services Trust......................  80,200     32,059
    Evertz Technologies, Ltd.............................   7,700     94,056
#   Exchange Income Corp.................................   7,900    201,926
    Exco Technologies, Ltd...............................  15,400    110,689
#   Extendicare, Inc.....................................  26,861    153,421
    Fairfax Financial Holdings, Ltd......................   4,063  2,295,657
    Fiera Capital Corp...................................  13,000    119,722
    Finning International, Inc...........................  30,616    801,615
#   Firm Capital Mortgage Investment Corp................  11,144    115,394
    First Capital Realty, Inc............................  26,900    419,366
#*  First Majestic Silver Corp...........................  24,219    160,672
*   First Majestic Silver Corp...........................   3,500     23,240
    First National Financial Corp........................   5,100    116,086
    First Quantum Minerals, Ltd.......................... 110,395  1,721,885
    FirstService Corp....................................   7,937    660,200
    FirstService Corp....................................   1,700    141,047
#*  Fission Uranium Corp................................. 126,692     66,226
    Fortis, Inc..........................................  22,492    739,503
    Fortis, Inc..........................................   3,499    114,662
*   Fortuna Silver Mines, Inc............................ 129,937    709,192
    Franco-Nevada Corp...................................   3,335    244,289
#   Freehold Royalties, Ltd..............................  22,900    216,176
    Gamehost, Inc........................................   8,687     80,803
*   GDI Integrated Facility Services, Inc................     900     11,298
*   Gear Energy, Ltd.....................................  83,209     86,993
#   Genworth MI Canada, Inc..............................  25,279    889,822
    George Weston, Ltd...................................  14,682  1,221,421
    Gibson Energy, Inc...................................  11,264    157,766
    Gildan Activewear, Inc...............................   4,400    113,344
#   Gildan Activewear, Inc...............................  17,201    441,206
#   Gluskin Sheff & Associates, Inc......................   9,100    117,523
    GMP Capital, Inc.....................................  24,900     48,428
#   goeasy, Ltd..........................................   6,500    213,810
    Goldcorp, Inc........................................  58,100    726,222
    Goldcorp, Inc........................................  72,270    903,375
*   Golden Star Resources, Ltd...........................  90,400     64,628
*   Gran Tierra Energy, Inc.............................. 194,458    650,261
#   Granite Oil Corp.....................................  12,933     27,042
*   Great Canadian Gaming Corp...........................  19,108    689,936
*   Great Panther Silver, Ltd............................   5,400      6,227
    Great-West Lifeco, Inc...............................   8,200    202,660
    Guardian Capital Group, Ltd., Class A................   5,100     93,151
*   Guyana Goldfields, Inc...............................  51,656    158,838
#*  Havilah Mining Corp..................................   5,078      1,366
*   Heroux-Devtek, Inc...................................  11,900    142,569
    High Arctic Energy Services, Inc.....................   6,800     20,282
    High Liner Foods, Inc................................   9,675     66,639
#*  Home Capital Group, Inc..............................  27,579    324,372
    Horizon North Logistics, Inc.........................  59,279    112,101

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
    Hudbay Minerals, Inc................................. 174,520 $  908,253
#   Hudson's Bay Co......................................  32,950    265,707
    Husky Energy, Inc....................................  69,939  1,189,258
    Hydro One, Ltd.......................................  14,271    208,440
*   IAMGOLD Corp......................................... 241,187  1,325,662
*   IAMGOLD Corp.........................................   6,100     33,550
*   IBI Group, Inc.......................................   5,000     24,868
    IGM Financial, Inc...................................   8,300    249,156
#*  Imperial Metals Corp.................................  19,440     19,427
    Imperial Oil, Ltd....................................   4,600    157,535
    Imperial Oil, Ltd....................................  20,183    689,451
    Industrial Alliance Insurance & Financial Services,
      Inc................................................  35,578  1,463,215
    Information Services Corp............................   3,200     42,729
    Innergex Renewable Energy, Inc.......................  32,784    339,474
    Intact Financial Corp................................  11,700    892,576
    Inter Pipeline, Ltd..................................  51,678    985,213
*   Interfor Corp........................................  45,502    719,161
    Intertape Polymer Group, Inc.........................  18,192    240,397
    Invesque, Inc........................................  10,197     84,329
*   Iron Bridge Resources, Inc...........................  44,300     25,541
#*  Ivanhoe Mines, Ltd., Class A......................... 104,752    208,562
    Just Energy Group, Inc...............................  30,251    114,414
    K-Bro Linen, Inc.....................................   1,900     55,926
*   Kelt Exploration, Ltd................................  54,509    416,512
#   Keyera Corp..........................................  23,100    668,752
*   Kinaxis, Inc.........................................   5,508    371,674
#   Kinder Morgan Canada, Ltd............................   8,100    102,803
*   Kinross Gold Corp.................................... 679,119  2,453,672
    Kirkland Lake Gold, Ltd..............................  64,285  1,404,945
*   Knight Therapeutics, Inc.............................  40,327    265,054
    KP Tissue, Inc.......................................   2,489     19,019
#   Labrador Iron Ore Royalty Corp.......................  14,388    274,521
    Lassonde Industries, Inc., Class A...................     300     61,160
#   Laurentian Bank of Canada............................  17,571    629,711
*   Leagold Mining Corp..................................  20,800     40,294
    Leon's Furniture, Ltd................................   8,615    121,127
    Linamar Corp.........................................  30,632  1,399,910
    Loblaw Cos., Ltd.....................................  29,200  1,543,895
    Logistec Corp., Class B..............................     400     17,066
#   Lucara Diamond Corp.................................. 130,288    224,350
#*  Lundin Gold, Inc.....................................   9,800     37,668
    Lundin Mining Corp................................... 384,740  2,129,475
    Magellan Aerospace Corp..............................   7,228     87,624
    Magna International, Inc.............................   8,400    511,678
    Magna International, Inc.............................  45,427  2,761,053
*   Mainstreet Equity Corp...............................   1,200     41,696
*   Major Drilling Group International, Inc..............  29,740    139,458
#*  Mandalay Resources Corp..............................  99,204     13,727
    Manulife Financial Corp..............................  69,758  1,295,578
    Manulife Financial Corp..............................  80,632  1,496,530
    Maple Leaf Foods, Inc................................  25,200    603,436
*   Marathon Gold Corp...................................  29,500     19,503
    Martinrea International, Inc.........................  58,098    628,388
#   Maxar Technologies, Ltd..............................  15,673    768,078
#   Maxar Technologies, Ltd..............................   8,780    429,957
#   Mediagrif Interactive Technologies, Inc..............   2,100     17,031
#   Medical Facilities Corp..............................  19,600    219,979
*   MEG Energy Corp...................................... 107,937    703,621
    Melcor Developments, Ltd.............................     900     10,004

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
    Methanex Corp........................................   3,300 $  227,957
#   Methanex Corp........................................  18,465  1,275,931
    Metro, Inc...........................................  21,325    718,996
*   Mitel Networks Corp..................................   7,705     84,285
    Morguard Corp........................................     800    102,062
    Morneau Shepell, Inc.................................  17,811    384,329
*   Mountain Province Diamonds, Inc......................   3,100      7,507
#   MTY Food Group, Inc..................................   5,160    221,489
    Mullen Group, Ltd....................................  43,534    536,792
    National Bank of Canada..............................  93,086  4,563,243
    Nevsun Resources, Ltd................................ 123,659    459,141
*   New Gold, Inc........................................ 162,878    202,838
    NFI Group, Inc.......................................  18,942    727,626
    Norbord, Inc.........................................   7,800    280,617
    Norbord, Inc.........................................   1,201     43,128
    North American Construction Group, Ltd...............   9,048     59,608
    North West Co., Inc. (The)...........................  15,500    354,122
    Northland Power, Inc.................................  27,863    509,346
    Nutrien, Ltd.........................................  17,652    958,691
    Nutrien, Ltd.........................................  37,122  2,012,369
*   NuVista Energy, Ltd..................................  62,611    404,780
*   Obsidian Energy, Ltd................................. 185,590    198,309
#*  Obsidian Energy, Ltd.................................   4,500      4,860
    OceanaGold Corp...................................... 290,859    894,366
    Onex Corp............................................  12,480    934,141
    Open Text Corp.......................................  21,200    788,940
    Open Text Corp.......................................   9,400    349,680
    Osisko Gold Royalties, Ltd...........................  49,534    470,266
#*  Painted Pony Energy, Ltd.............................  41,200     83,613
    Pan American Silver Corp.............................  34,061    560,330
    Pan American Silver Corp.............................  14,164    233,281
#*  Paramount Resources, Ltd., Class A...................  29,332    329,203
*   Parex Resources, Inc.................................  52,178    920,942
#   Parkland Fuel Corp...................................  40,950  1,107,446
    Pason Systems, Inc...................................  20,637    316,650
    Pembina Pipeline Corp................................  43,445  1,563,016
    Pembina Pipeline Corp................................   7,614    273,114
#*  Pengrowth Energy Corp................................ 183,268    129,613
#   Peyto Exploration & Development Corp.................  48,248    397,600
*   PHX Energy Services Corp.............................  16,900     26,503
#*  Pine Cliff Energy, Ltd...............................  15,000      4,843
    Pivot Technology Solutions, Inc......................   5,000      7,111
    Pizza Pizza Royalty Corp.............................   8,300     77,140
    Polaris Infrastructure, Inc..........................   5,200     49,088
    Pollard Banknote, Ltd................................   1,783     28,002
    PrairieSky Royalty, Ltd..............................   7,748    146,997
*   Precision Drilling Corp.............................. 126,970    459,721
*   Precision Drilling Corp..............................   7,600     27,588
*   Premier Gold Mines, Ltd..............................  87,061    164,639
    Premium Brands Holdings Corp.........................   8,035    629,965
#*  Pretium Resources, Inc...............................  21,262    174,398
#   Pulse Seismic, Inc...................................  14,300     27,042
    Quarterhill, Inc.....................................  54,482     58,635
    Quebecor, Inc., Class B..............................  24,994    520,880
*   Raging River Exploration, Inc........................ 107,686    455,298
    Recipe Unlimited Corp................................   9,300    192,599
    Reitmans Canada, Ltd., Class A.......................  10,570     34,452
    Restaurant Brands International, Inc.................   9,300    593,310
    Richelieu Hardware, Ltd..............................  14,400    311,612

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
    Ritchie Bros Auctioneers, Inc........................   1,600 $   53,221
#   Ritchie Bros Auctioneers, Inc........................   3,605    119,938
    Rocky Mountain Dealerships, Inc......................   7,800     72,073
    Rogers Communications, Inc., Class B.................   1,000     50,982
    Rogers Communications, Inc., Class B.................  10,417    529,913
    Rogers Sugar, Inc....................................  41,200    172,293
#*  Roxgold, Inc.........................................  52,500     42,376
    Royal Bank of Canada.................................   8,100    632,321
    Royal Bank of Canada.................................  72,182  5,628,031
    Russel Metals, Inc...................................  35,646    759,586
#*  Sabina Gold & Silver Corp............................  83,900     92,875
*   Sandstorm Gold, Ltd..................................  61,105    270,565
    Saputo, Inc..........................................  18,800    626,787
    Savaria Corp.........................................   4,000     49,875
#*  Seabridge Gold, Inc..................................   3,600     42,037
    Secure Energy Services, Inc..........................  74,804    453,131
*   SEMAFO, Inc.......................................... 129,700    380,869
*   Seven Generations Energy, Ltd., Class A.............. 180,188  2,058,342
    Shaw Communications, Inc., Class B...................  30,600    640,063
    Shaw Communications, Inc., Class B...................  34,751    727,338
    ShawCor, Ltd.........................................  20,736    422,419
#*  Shopify, Inc., Class A...............................   1,100    152,031
#   Sienna Senior Living, Inc............................  16,502    208,043
*   Sierra Wireless, Inc.................................   1,300     21,086
*   Sierra Wireless, Inc.................................  11,731    190,629
    Sleep Country Canada Holdings, Inc...................  11,800    280,475
    SNC-Lavalin Group, Inc...............................   7,347    325,372
*   Solium Capital, Inc..................................   3,615     33,625
*   Spin Master Corp.....................................   4,292    175,857
#   Sprott, Inc..........................................  58,700    135,824
*   SSR Mining, Inc......................................  52,352    544,104
    Stantec, Inc.........................................   6,001    156,708
    Stantec, Inc.........................................  11,364    297,169
*   Stars Group, Inc. (The)..............................  12,100    414,480
*   Stars Group, Inc. (The)..............................  25,060    859,558
    Stella-Jones, Inc....................................  11,485    383,613
*   STEP Energy Services, Ltd............................  17,900    127,557
#*  Stornoway Diamond Corp............................... 126,700     40,907
    Stuart Olson, Inc....................................   5,000     28,635
    Sun Life Financial, Inc..............................   6,500    265,826
#   Sun Life Financial, Inc..............................  49,278  2,014,977
    Suncor Energy, Inc...................................  97,806  4,118,695
    Suncor Energy, Inc................................... 120,420  5,074,499
*   SunOpta, Inc.........................................  18,145    148,273
#   Superior Plus Corp...................................  79,040    778,339
    Supremex, Inc........................................   7,600     18,462
#   Surge Energy, Inc.................................... 109,349    205,946
#   Tahoe Resources, Inc.................................  86,048    386,303
    Tahoe Resources, Inc.................................   2,994     13,503
*   Tamarack Valley Energy, Ltd..........................  60,673    223,877
*   Taseko Mines, Ltd....................................  90,127     80,368
    Teck Resources, Ltd., Class B........................  56,787  1,481,172
    Teck Resources, Ltd., Class B........................ 109,959  2,862,233
    TELUS Corp...........................................   3,501    127,972
*   Teranga Gold Corp....................................  35,492    124,686
#*  Tervita Corp.........................................   4,621     32,502
    TFI International, Inc...............................  47,241  1,568,829
    Thomson Reuters Corp.................................   8,859    366,763
    Timbercreek Financial Corp...........................     188      1,338

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- ------------
CANADA -- (Continued)
#*  TMAC Resources, Inc..................................   3,600 $     19,649
    TMX Group, Ltd.......................................   6,444      414,425
    TORC Oil & Gas, Ltd..................................  67,615      395,549
*   Torex Gold Resources, Inc............................  34,872      257,616
    Toromont Industries, Ltd.............................  17,873      917,660
    Toronto-Dominion Bank (The)..........................  18,100    1,073,742
    Toronto-Dominion Bank (The)..........................  61,064    3,613,768
    Torstar Corp., Class B...............................  13,300       12,167
    Total Energy Services, Inc...........................  18,325      154,956
#   Tourmaline Oil Corp..................................  83,324    1,646,175
    TransAlta Corp....................................... 137,059      780,726
    TransAlta Corp.......................................   8,000       45,200
#   TransAlta Renewables, Inc............................  32,378      298,927
    TransCanada Corp.....................................   8,910      400,756
    TransCanada Corp.....................................   4,973      223,536
    Transcontinental, Inc., Class A......................  47,961    1,140,357
*   TransGlobe Energy Corp...............................  27,600       89,535
*   Trevali Mining Corp.................................. 218,560      134,411
#*  Trican Well Service, Ltd............................. 126,474      266,394
    Tricon Capital Group, Inc............................  29,147      244,003
*   Trinidad Drilling, Ltd............................... 119,786      143,649
*   Trisura Group, Ltd...................................   1,649       35,477
*   Trisura Group, Ltd...................................      61        1,314
*   Turquoise Hill Resources, Ltd........................ 140,352      389,492
*   Turquoise Hill Resources, Ltd........................   7,000       19,390
    Uni-Select, Inc......................................  15,651      260,599
*   UrtheCast Corp.......................................  14,238        2,846
#   Valener, Inc.........................................  11,419      177,406
#   Vermilion Energy, Inc................................  10,172      350,156
    Vermilion Energy, Inc................................  17,190      590,992
    Wajax Corp...........................................  12,444      236,090
    Waste Connections, Inc...............................   1,925      149,374
    Waste Connections, Inc...............................   2,961      229,732
#*  Wesdome Gold Mines, Ltd..............................  23,300       65,556
    West Fraser Timber Co., Ltd..........................  23,093    1,434,381
#*  Western Energy Services Corp.........................  39,186       26,207
    Western Forest Products, Inc......................... 218,692      406,838
#   WestJet Airlines, Ltd................................     700        9,858
    Westshore Terminals Investment Corp..................  23,100      431,155
    Wheaton Precious Metals Corp.........................     324        6,790
    Wheaton Precious Metals Corp.........................  17,537      367,400
    Whitecap Resources, Inc.............................. 189,162    1,249,108
    Winpak, Ltd..........................................  10,700      387,909
#   WSP Global, Inc......................................  11,289      641,664
*   Xtreme Drilling Corp.................................   8,883       13,521
    Yamana Gold, Inc..................................... 253,549      808,878
#   Yamana Gold, Inc.....................................   3,700       11,803
*   Yangarra Resources, Ltd..............................  43,961      164,577
#*  Yellow Pages, Ltd....................................   7,290       56,713
    ZCL Composites, Inc..................................   7,400       50,060
                                                                  ------------
TOTAL CANADA.............................................          223,399,483
                                                                  ------------
CHILE -- (0.3%)
    AES Gener SA......................................... 259,208       68,844
    Aguas Andinas SA, Class A............................ 419,596      244,753
    Banco de Chile....................................... 213,351       33,350
    Banco de Chile, ADR..................................   1,079      100,892
    Banco de Credito e Inversiones SA....................   7,461      516,980
    Banco Santander Chile, ADR...........................   3,900      127,959

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES    VALUE>>
                                                            ---------- ----------
CHILE -- (Continued)
    Banco Santander Chile..................................  3,729,477 $  306,372
    Besalco SA.............................................    125,443    116,032
    CAP SA.................................................     29,598    306,309
    Cencosud SA............................................    152,438    418,057
    Cia Cervecerias Unidas SA..............................     37,393    508,349
    Cia Cervecerias Unidas SA, Sponsored ADR...............      1,300     35,399
*   Cia Sud Americana de Vapores SA........................  6,923,863    203,890
*   Clinica Las Condes SA..................................        365     22,883
    Colbun SA..............................................    738,407    164,413
    Embotelladora Andina SA, Class B ADR...................      1,917     47,791
    Empresa Nacional de Telecomunicaciones SA..............     65,047    613,961
*   Empresas AquaChile SA..................................     32,187     19,688
    Empresas CMPC SA.......................................    170,724    691,843
    Empresas COPEC SA......................................     21,299    342,223
    Empresas Hites SA......................................     18,149     15,794
*   Empresas La Polar SA...................................    649,636     38,709
    Enel Americas SA, ADR..................................     63,894    560,350
    Enel Americas SA.......................................  1,481,184    261,657
    Enel Chile SA, ADR.....................................     29,101    152,782
    Enel Chile SA..........................................  1,250,268    132,487
    Engie Energia Chile SA.................................    112,237    228,788
    Forus SA...............................................      8,525     25,398
    Grupo Security SA......................................    244,027    116,131
    Inversiones Aguas Metropolitanas SA....................    210,478    331,883
    Inversiones La Construccion SA.........................     14,953    250,879
    Itau CorpBanca......................................... 24,862,734    262,761
    Itau CorpBanca, ADR....................................        900     14,184
#   Latam Airlines Group SA, Sponsored ADR.................     31,409    357,434
    Latam Airlines Group SA................................     25,759    291,763
    Masisa SA..............................................    799,803     50,365
    Multiexport Foods SA...................................    128,569     63,705
    Parque Arauco SA.......................................    128,686    359,779
    PAZ Corp. SA...........................................     29,524     46,290
    Ripley Corp. SA........................................    281,841    265,160
    SACI Falabella.........................................     20,922    194,833
    Salfacorp SA...........................................    107,057    165,350
    Sigdo Koppers SA.......................................      7,298     11,501
    Sociedad Matriz SAAM SA................................  1,338,265    126,347
#   Sociedad Quimica y Minera de Chile SA, Sponsored ADR...      3,935    189,942
    SONDA SA...............................................    192,370    292,601
    Vina Concha y Toro SA..................................     86,657    186,428
                                                                       ----------
TOTAL CHILE................................................             9,883,289
                                                                       ----------
CHINA -- (7.5%)
*   21Vianet Group, Inc., ADR..............................     24,617    232,384
    361 Degrees International, Ltd.........................    302,000     88,009
    3SBio, Inc.............................................    196,000    418,173
#*  500.com, Ltd., Class A ADR.............................      5,095     71,330
#*  51job, Inc., ADR.......................................      2,100    192,717
*   58.com, Inc., ADR......................................      5,909    397,439
*   A8 New Media Group, Ltd................................    292,000     14,527
    AAC Technologies Holdings, Inc.........................    101,500  1,304,388
    Agile Group Holdings, Ltd..............................    962,000  1,485,349
    Agricultural Bank of China, Ltd., Class H..............  2,913,000  1,415,585
    Air China, Ltd., Class H...............................    424,000    391,595
    Ajisen China Holdings, Ltd.............................    255,000    105,194
    AKM Industrial Co., Ltd................................    100,000     16,632
#*  Alibaba Group Holding, Ltd., Sponsored ADR.............     31,233  5,847,755
*   Alibaba Health Information Technology, Ltd.............    116,000    119,170

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
CHINA -- (Continued)
#*  Alibaba Pictures Group, Ltd.......................... 3,450,000 $  409,464
*   Aluminum Corp. of China, Ltd., ADR...................     2,000     23,080
#*  Aluminum Corp. of China, Ltd., Class H............... 1,982,000    903,788
    AMVIG Holdings, Ltd..................................    54,000     13,282
#   Angang Steel Co., Ltd., Class H......................   318,000    338,635
    Anhui Conch Cement Co., Ltd., Class H................   280,000  1,800,735
    Anhui Expressway Co., Ltd., Class H..................   120,000     70,561
    ANTA Sports Products, Ltd............................   197,000  1,006,124
#*  Anton Oilfield Services Group........................   750,000    110,750
*   Aowei Holdings, Ltd..................................   114,000     29,076
    Asia Cement China Holdings Corp......................   173,000    133,450
*   Asia Television Holdings, Ltd........................   618,000     21,293
#   Ausnutria Dairy Corp., Ltd...........................   221,000    321,051
*   AVIC International Holding HK, Ltd................... 1,270,866     36,230
#   AVIC International Holdings, Ltd., Class H...........   160,000     85,588
    AviChina Industry & Technology Co., Ltd., Class H.... 1,060,000    652,136
    BAIC Motor Corp., Ltd., Class H...................... 1,096,000    910,929
*   Baidu, Inc., Sponsored ADR...........................     5,484  1,355,535
    BAIOO Family Interactive, Ltd........................     6,000        415
    Bank of China, Ltd., Class H......................... 6,439,000  3,041,888
    Bank of Chongqing Co., Ltd., Class H.................   217,500    138,533
    Bank of Communications Co., Ltd., Class H............   710,000    513,992
*   Bank of Zhengzhou Co., Ltd., Class H.................    90,000     48,470
*   Baoye Group Co., Ltd., Class H.......................    78,000     45,225
#*  Baozun, Inc., Sponsored ADR..........................     1,014     58,660
    BBI Life Sciences Corp...............................    27,000     10,057
    BBMG Corp., Class H.................................. 1,697,000    669,434
    Beijing Capital International Airport Co., Ltd.,
      Class H............................................   510,000    580,903
    Beijing Capital Land, Ltd., Class H..................   418,000    181,677
*   Beijing Enterprises Clean Energy Group, Ltd.......... 9,445,714    212,240
    Beijing Enterprises Holdings, Ltd....................   136,500    665,955
#*  Beijing Enterprises Medical & Health Group, Ltd...... 1,482,000     73,793
#   Beijing Enterprises Water Group, Ltd................. 1,834,000  1,002,678
*   Beijing Gas Blue Sky Holdings, Ltd...................   984,000     63,992
    Beijing Jingneng Clean Energy Co., Ltd., Class H.....   352,000     78,576
    Beijing North Star Co., Ltd., Class H................   260,000     84,676
*   Beijing Properties Holdings, Ltd.....................   670,000     34,198
#   Beijing Urban Construction Design & Development
      Group Co., Ltd., Class H...........................    72,000     32,676
#   Best Pacific International Holdings, Ltd.............   132,000     48,733
    BII Railway Transportation Technology Holdings Co.,
      Ltd................................................   104,000      6,905
#*  Bitauto Holdings, Ltd., ADR..........................     9,140    222,285
#*  Boer Power Holdings, Ltd.............................    90,000      8,953
    Bosideng International Holdings, Ltd................. 1,254,000    188,642
#*  Boyaa Interactive International, Ltd.................   168,000     46,475
    Brilliance China Automotive Holdings, Ltd............   702,000    919,034
#   BYD Co., Ltd., Class H...............................   151,500    860,644
    BYD Electronic International Co., Ltd................   324,000    379,047
    C C Land Holdings, Ltd...............................   712,499    160,995
#*  C.banner International Holdings, Ltd.................   233,000     22,281
    Cabbeen Fashion, Ltd.................................   101,000     37,319
    Canvest Environmental Protection Group Co., Ltd......   166,000     91,160
*   Capital Environment Holdings, Ltd.................... 1,420,000     40,253
*   CAR, Inc.............................................   357,000    354,473
#*  Carnival Group International Holdings, Ltd........... 2,490,000    109,546
    Carrianna Group Holdings Co., Ltd....................   214,000     31,619
    Central China Real Estate, Ltd.......................   302,000    138,075
#   Central China Securities Co., Ltd., Class H..........   196,000     55,595
*   Century Sunshine Group Holdings, Ltd.................   235,000      6,593
*   CGN Meiya Power Holdings Co., Ltd....................   474,000     77,360

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES    VALUE>>
                                                                 --------- ----------
CHINA -- (Continued)
    CGN Power Co., Ltd., Class H................................ 1,455,000 $  385,910
    Changshouhua Food Co., Ltd..................................    30,000     14,021
#   Changyou.com, Ltd., ADR.....................................     3,438     46,894
#   Chaowei Power Holdings, Ltd.................................   302,000    149,827
*   Cheetah Mobile, Inc., ADR...................................     3,300     28,116
#*  Chiho Environmental Group, Ltd..............................    92,000     35,775
    China Aerospace International Holdings, Ltd.................   876,000     75,920
    China Agri-Industries Holdings, Ltd.........................   853,000    338,636
    China Aircraft Leasing Group Holdings, Ltd..................   106,500    108,748
#   China All Access Holdings, Ltd..............................   370,000     35,882
*   China Animal Healthcare, Ltd................................    42,000      1,154
#   China Animation Characters Co., Ltd.........................   173,000     59,953
    China Aoyuan Property Group, Ltd............................   558,000    410,241
*   China Beidahuang Industry Group Holdings, Ltd...............   440,000     14,589
    China BlueChemical, Ltd.....................................   730,000    271,201
#*  China Chengtong Development Group, Ltd......................   326,000     12,264
    China Cinda Asset Management Co., Ltd., Class H............. 1,284,000    360,861
    China CITIC Bank Corp., Ltd., Class H.......................   688,000    442,813
    China Coal Energy Co., Ltd., Class H........................   615,000    258,360
    China Communications Construction Co., Ltd., Class H........   744,000    824,168
    China Communications Services Corp., Ltd., Class H..........   938,000    594,652
    China Conch Venture Holdings, Ltd...........................   375,500  1,416,557
    China Construction Bank Corp., Class H...................... 8,643,000  7,902,145
    China Datang Corp. Renewable Power Co., Ltd., Class H.......   604,000    113,936
#*  China Daye Non-Ferrous Metals Mining, Ltd................... 1,212,000     10,553
    China Distance Education Holdings, Ltd., ADR................     3,668     27,363
    China Dongxiang Group Co., Ltd.............................. 1,499,000    248,593
#*  China Dynamics Holdings, Ltd................................ 1,210,000     17,923
#   China Eastern Airlines Corp., Ltd., Class H.................   650,000    406,357
#   China Electronics Huada Technology Co., Ltd.................   152,000     15,503
    China Electronics Optics Valley Union Holding Co., Ltd......   824,000     54,609
*   China Energine International Holdings, Ltd..................   300,000      9,956
    China Energy Engineering Corp., Ltd., Class H...............   596,000     79,011
    China Everbright Bank Co., Ltd., Class H....................   439,000    193,095
    China Everbright International, Ltd.........................   381,000    464,849
    China Everbright Water, Ltd.................................    52,000     15,280
    China Everbright, Ltd.......................................   402,000    710,586
#*  China Evergrande Group...................................... 1,120,000  3,108,238
*   China Fiber Optic Network System Group, Ltd.................   310,000      5,186
    China Financial Services Holdings, Ltd......................   392,000     30,482
#   China Foods, Ltd............................................   488,000    254,867
#   China Galaxy Securities Co., Ltd., Class H..................   868,000    450,044
    China Gas Holdings, Ltd.....................................   428,000  1,736,264
*   China Glass Holdings, Ltd...................................   202,000     15,209
#*  China Grand Pharmaceutical and Healthcare Holdings, Ltd.,
      Class A...................................................   484,000    324,527
*   China Greenfresh Group Co., Ltd.............................   196,000     29,719
#   China Greenland Broad Greenstate Group Co., Ltd.............   160,000     18,310
#   China Hanking Holdings, Ltd.................................   165,000     18,961
#   China Harmony New Energy Auto Holding, Ltd..................   462,500    194,430
#   China High Speed Transmission Equipment Group Co., Ltd......    94,000    116,907
#   China Hongqiao Group, Ltd...................................   501,000    475,747
    China Huarong Asset Management Co., Ltd., Class H........... 5,528,000  1,410,109
#*  China Huishan Dairy Holdings Co., Ltd.......................   343,000         64
*   China Huiyuan Juice Group, Ltd..............................   385,000     74,312
#   China International Capital Corp., Ltd., Class H............   200,400    345,751
    China International Marine Containers Group Co., Ltd.,
      Class H...................................................   161,500    185,639
    China Jinmao Holdings Group, Ltd............................ 2,530,000  1,221,204
    China Lesso Group Holdings, Ltd.............................   742,000    455,728
    China Life Insurance Co., Ltd., ADR.........................     7,800     98,124

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE>>
                                                            --------- ----------
CHINA -- (Continued)
    China Life Insurance Co., Ltd., Class H................   238,000 $  598,063
    China Lilang, Ltd......................................   198,000    241,902
#*  China Logistics Property Holdings Co., Ltd.............   116,000     40,029
    China Longyuan Power Group Corp., Ltd., Class H........   728,000    678,090
*   China LotSynergy Holdings, Ltd......................... 2,120,000     34,943
    China Machinery Engineering Corp., Class H.............   334,000    178,943
    China Maple Leaf Educational Systems, Ltd..............   232,000    199,187
    China Medical System Holdings, Ltd.....................   601,000  1,029,193
    China Meidong Auto Holdings, Ltd.......................   234,000     83,949
    China Mengniu Dairy Co., Ltd...........................   173,000    536,871
    China Merchants Bank Co., Ltd., Class H................   367,000  1,439,471
    China Merchants Land, Ltd..............................   818,000    134,725
    China Merchants Port Holdings Co., Ltd.................   321,552    666,751
#   China Merchants Securities Co., Ltd., Class H..........    22,600     28,892
*   China Metal Resources Utilization, Ltd.................    32,000     19,763
    China Minsheng Banking Corp., Ltd., Class H............   491,400    365,370
#*  China Minsheng Financial Holding Corp., Ltd............ 2,070,000     89,742
    China Mobile, Ltd......................................   628,000  5,672,984
    China Mobile, Ltd., Sponsored ADR......................    39,357  1,787,989
*   China Modern Dairy Holdings, Ltd.......................   526,000     87,955
#   China Molybdenum Co., Ltd., Class H....................   900,000    461,011
    China National Building Material Co., Ltd., Class H.... 1,958,350  2,131,953
    China New Town Development Co., Ltd....................   612,500     19,574
    China NT Pharma Group Co., Ltd.........................   285,000     61,168
*   China Nuclear Energy Technology Corp., Ltd.............    60,000      7,044
*   China Oceanwide Holdings, Ltd.......................... 1,074,000     54,927
    China Oil & Gas Group, Ltd............................. 1,768,000    142,020
    China Oilfield Services, Ltd., Class H.................   458,000    418,816
*   China Online Education Group, ADR......................     1,626     16,260
    China Oriental Group Co., Ltd..........................   664,000    577,508
    China Overseas Grand Oceans Group, Ltd.................   661,000    230,984
    China Overseas Land & Investment, Ltd.................. 1,170,000  3,686,001
    China Overseas Property Holdings, Ltd..................   820,000    291,165
    China Pacific Insurance Group Co., Ltd., Class H.......   103,800    406,146
    China Petroleum & Chemical Corp., ADR..................     2,000    191,760
    China Petroleum & Chemical Corp., Class H.............. 4,126,000  3,966,085
    China Pioneer Pharma Holdings, Ltd.....................   237,000     67,957
#   China Power Clean Energy Development Co., Ltd..........   100,000     47,333
    China Power International Development, Ltd............. 1,059,999    263,625
*   China Properties Group, Ltd............................    81,000     14,667
    China Railway Construction Corp., Ltd., Class H........   622,000    751,369
    China Railway Group, Ltd., Class H.....................   746,000    648,056
    China Railway Signal & Communication Corp., Ltd.,
      Class H..............................................   254,000    180,316
*   China Rare Earth Holdings, Ltd.........................   314,399     16,033
    China Reinsurance Group Corp., Class H.................   761,000    159,155
    China Resources Beer Holdings Co., Ltd.................   317,807  1,432,064
    China Resources Cement Holdings, Ltd...................   678,000    775,106
    China Resources Gas Group, Ltd.........................   400,000  1,898,495
    China Resources Land, Ltd..............................   614,000  2,251,351
    China Resources Pharmaceutical Group, Ltd..............   588,500    856,670
    China Resources Phoenix Healthcare Holdings Co., Ltd...    85,000     79,050
    China Resources Power Holdings Co., Ltd................   264,690    511,290
*   China Ruifeng Renewable Energy Holdings, Ltd...........   252,000     18,971
    China Sanjiang Fine Chemicals Co., Ltd.................   461,000    143,120
    China SCE Property Holdings, Ltd....................... 1,071,000    479,757
#*  China Shengmu Organic Milk, Ltd........................   593,000     37,455
    China Shenhua Energy Co., Ltd., Class H................   589,500  1,336,590
    China Shineway Pharmaceutical Group, Ltd...............   102,000    128,727
*   China Silver Group, Ltd................................   602,000     88,339

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES    VALUE>>
                                                                 --------- ----------
CHINA -- (Continued)
#   China Singyes Solar Technologies Holdings, Ltd..............   271,000 $   86,054
    China South City Holdings, Ltd.............................. 1,566,000    304,039
    China Southern Airlines Co., Ltd., Sponsored ADR............     2,392     84,868
    China Southern Airlines Co., Ltd., Class H..................   790,000    554,460
    China Starch Holdings, Ltd.................................. 1,200,000     35,510
    China State Construction International Holdings, Ltd........   622,500    742,148
    China Sunshine Paper Holdings Co., Ltd......................   166,000     36,489
    China Suntien Green Energy Corp., Ltd., Class H.............   482,000    155,440
    China Taiping Insurance Holdings Co., Ltd...................   384,600  1,319,744
    China Telecom Corp., Ltd., ADR..............................     1,739     82,046
    China Telecom Corp., Ltd., Class H..........................   666,000    314,986
    China Tian Lun Gas Holdings, Ltd............................    73,500     92,680
    China Traditional Chinese Medicine Holdings Co., Ltd........   570,000    420,485
    China Travel International Investment Hong Kong, Ltd........   940,000    378,082
    China Unicom Hong Kong, Ltd................................. 1,712,000  2,113,917
    China Unicom Hong Kong, Ltd., ADR...........................    32,502    404,650
#*  China Unienergy Group, Ltd..................................    24,000     36,378
    China Vanke Co., Ltd., Class H..............................   333,800  1,068,725
#   China Vast Industrial Urban Development Co., Ltd............   105,000     48,707
#   China Water Affairs Group, Ltd..............................   242,000    317,658
*   China Water Industry Group, Ltd.............................   204,000     40,026
    China Wood Optimization Holding, Ltd........................    56,000     14,407
    China XLX Fertiliser, Ltd...................................   190,000     81,546
*   China Yurun Food Group, Ltd.................................   510,000     65,773
    China ZhengTong Auto Services Holdings, Ltd.................   370,500    220,532
#   China Zhongwang Holdings, Ltd...............................   654,000    320,502
    Chinasoft International, Ltd................................   486,000    380,871
    Chongqing Machinery & Electric Co., Ltd., Class H...........   482,000     41,634
    Chongqing Rural Commercial Bank Co., Ltd., Class H.......... 1,273,000    779,937
    Chu Kong Shipping Enterprise Group Co., Ltd.................   160,000     37,376
    CIFI Holdings Group Co., Ltd................................ 1,500,000    979,902
#   CIMC Enric Holdings, Ltd....................................   150,000    137,400
*   CIMC-TianDa Holdings Co., Ltd...............................   480,000     18,388
*   CITIC Dameng Holdings, Ltd..................................   460,000     29,370
#   CITIC Resources Holdings, Ltd............................... 1,834,000    203,657
    CITIC Securities Co., Ltd., Class H.........................   254,000    509,237
    CITIC, Ltd..................................................   663,000    939,790
    Citychamp Watch & Jewellery Group, Ltd......................   566,000    120,452
    Clear Media, Ltd............................................    25,000     15,073
    CNOOC, Ltd.................................................. 1,896,000  3,176,459
    CNOOC, Ltd., Sponsored ADR..................................     8,898  1,494,864
*   COFCO Meat Holdings, Ltd....................................   412,000     61,953
#   Cogobuy Group...............................................   206,000     85,221
    Colour Life Services Group Co., Ltd.........................   161,000    166,331
#*  Comba Telecom Systems Holdings, Ltd.........................   675,983     94,255
    Concord New Energy Group, Ltd............................... 2,250,000    101,730
    Consun Pharmaceutical Group, Ltd............................   206,000    156,950
#*  Coolpad Group, Ltd.......................................... 1,152,600      4,956
#*  COSCO SHIPPING Development Co., Ltd., Class H............... 1,846,000    294,622
    COSCO SHIPPING Energy Transportation Co., Ltd., Class H.....   494,000    215,000
#*  COSCO SHIPPING Holdings Co., Ltd., Class H.................. 1,071,500    449,044
    COSCO SHIPPING International Hong Kong Co., Ltd.............   210,000     78,678
    COSCO SHIPPING Ports, Ltd...................................   658,689    619,491
*   Coslight Technology International Group Co., Ltd............    46,000     16,719
    Cosmo Lady China Holdings Co., Ltd..........................   196,000     98,036
    Country Garden Holdings Co., Ltd............................ 2,033,000  3,168,184
*   Country Garden Services Holdings Co., Ltd...................   134,712    220,028
    CP Pokphand Co., Ltd........................................ 2,914,000    278,979
#   CPMC Holdings, Ltd..........................................   178,000     79,928

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
CHINA -- (Continued)
    CRCC High-Tech Equipment Corp., Ltd., Class H........   221,000 $   52,341
    CRRC Corp., Ltd., Class H............................   232,000    204,015
*   CSMall Group, Ltd....................................    75,533     14,391
    CSPC Pharmaceutical Group, Ltd.......................   992,000  2,600,600
#*  CSSC Offshore and Marine Engineering Group Co.,
      Ltd., Class H......................................    54,000     55,979
#   CT Environmental Group, Ltd.......................... 1,052,000    131,511
#*  Ctrip.com International, Ltd., ADR...................    46,368  1,908,043
#*  CWT International, Ltd............................... 1,480,000     42,040
*   Da Ming International Holdings, Ltd..................    36,000     11,503
    Dah Chong Hong Holdings, Ltd.........................   359,000    170,713
    Dali Foods Group Co., Ltd............................   480,500    402,863
    Dalian Port PDA Co., Ltd., Class H...................   357,000     51,002
*   Daphne International Holdings, Ltd...................   304,000     13,584
*   Datang International Power Generation Co., Ltd.,
      Class H............................................   458,000    132,706
    Dawnrays Pharmaceutical Holdings, Ltd................   185,000    105,732
#*  Differ Group Holding Co., Ltd........................   120,000      9,144
*   Digital China Holdings, Ltd..........................   305,000    158,727
*   Dongfang Electric Corp., Ltd., Class H...............   108,800     68,004
    Dongfeng Motor Group Co., Ltd., Class H..............   726,000    729,935
#   Dongjiang Environmental Co., Ltd., Class H...........    94,400    141,390
    Dongyue Group, Ltd...................................   652,000    534,698
*   Dynagreen Environmental Protection Group Co., Ltd.,
      Class H............................................    88,000     39,681
    E-Commodities Holdings, Ltd..........................   588,000     38,283
*   eHi Car Services, Ltd., Sponsored ADR................     2,632     33,874
    ENN Energy Holdings, Ltd.............................   110,000  1,118,448
#   Essex Bio-technology, Ltd............................    85,000     69,258
    EVA Precision Industrial Holdings, Ltd...............   414,000     45,410
    Everbright Securities Co., Ltd., Class H.............    60,200     67,366
*   EverChina International Holdings Co., Ltd............   335,000      6,662
    Fantasia Holdings Group Co., Ltd.....................   753,000    118,394
    Far East Horizon, Ltd................................   805,000    775,202
#*  FDG Electric Vehicles, Ltd........................... 1,425,000     18,399
*   First Tractor Co., Ltd., Class H.....................   156,000     51,669
*   Forgame Holdings, Ltd................................    13,800     13,962
    Fosun International, Ltd.............................   450,572    826,107
    Fu Shou Yuan International Group, Ltd................   399,000    368,065
#   Fufeng Group, Ltd....................................   815,000    376,450
#*  Fuguiniao Co., Ltd., Class H.........................    37,999      3,522
#   Fullshare Holdings, Ltd.............................. 1,190,000    525,250
    Future Land Development Holdings, Ltd................   988,000    891,257
    Fuyao Glass Industry Group Co., Ltd., Class H........   234,000    848,866
#*  GCL New Energy Holdings, Ltd......................... 3,488,000    153,933
*   GCL-Poly Energy Holdings, Ltd........................ 6,383,000    562,799
    Geely Automobile Holdings, Ltd.......................   930,000  2,132,917
#   Gemdale Properties & Investment Corp., Ltd........... 1,916,000    198,290
    Genscript Biotech Corp...............................   206,000    505,671
    GF Securities Co., Ltd., Class H.....................   164,400    230,731
*   Glorious Property Holdings, Ltd...................... 1,282,000     73,586
    Golden Eagle Retail Group, Ltd.......................   214,000    256,008
    Golden Meditech Holdings, Ltd........................    96,000     10,885
    Golden Throat Holdings Group Co., Ltd................    79,000     13,199
    Goldpac Group, Ltd...................................    58,000     14,873
#*  GOME Retail Holdings, Ltd............................ 4,360,000    462,687
    Grand Baoxin Auto Group, Ltd.........................   225,664     70,468
#   Great Wall Motor Co., Ltd., Class H..................   731,000    526,927
    Greatview Aseptic Packaging Co., Ltd.................   464,000    300,274
    Greenland Hong Kong Holdings, Ltd....................   549,000    200,208
#   Greentown China Holdings, Ltd........................   345,500    407,745
#   Greentown Service Group Co., Ltd.....................   504,000    498,014

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE>>
                                                            --------- ----------
CHINA -- (Continued)
#*  Ground International Development, Ltd..................    55,000 $   11,163
    Guangdong Investment, Ltd..............................   376,000    648,229
*   Guangdong Land Holdings, Ltd...........................   136,000     34,571
    Guangdong Yueyun Transportation Co., Ltd., Class H.....    79,000     44,748
    Guangshen Railway Co., Ltd., Sponsored ADR.............       600     15,450
    Guangshen Railway Co., Ltd., Class H...................   398,000    204,243
    Guangzhou Automobile Group Co., Ltd., Class H..........   365,200    343,762
    Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd., Class H........................................    52,000    221,569
    Guangzhou R&F Properties Co., Ltd., Class H............   626,800  1,128,483
#*  Guolian Securities Co., Ltd., Class H..................   130,000     39,937
#   Guorui Properties, Ltd.................................   426,000    129,320
*   Haichang Ocean Park Holdings, Ltd......................   229,000     56,948
    Haier Electronics Group Co., Ltd.......................   313,000    915,380
*   Hailiang Education Group, Inc., ADR....................     1,504    119,042
    Haitian International Holdings, Ltd....................   328,000    771,142
    Haitong Securities Co., Ltd., Class H..................   523,600    529,933
*   Hanergy Thin Film Power Group, Ltd.....................   190,000        939
    Harbin Bank Co., Ltd., Class H.........................   359,000     79,204
    Harbin Electric Co., Ltd., Class H.....................   270,000     82,507
*   Harmonicare Medical Holdings, Ltd......................    99,000     29,058
#   HC Group, Inc..........................................   186,500    104,767
*   Health and Happiness H&H International Holdings, Ltd...   108,500    805,303
*   Heng Tai Consumables Group, Ltd........................   195,000     12,444
    Hengan International Group Co., Ltd....................   205,500  1,830,584
    Hengdeli Holdings, Ltd.................................   720,000     32,145
*   Hi Sun Technology China, Ltd...........................   753,000     96,339
    Hilong Holding, Ltd....................................   359,000     47,955
#   Hisense Kelon Electrical Holdings Co., Ltd., Class H...    48,000     43,818
    HKC Holdings, Ltd......................................    77,000     67,074
    HNA Infrastructure Co., Ltd., Class H..................    50,000     46,516
*   Honghua Group, Ltd..................................... 1,112,000     86,408
    Honworld Group, Ltd....................................    59,000     28,387
#   Hopefluent Group Holdings, Ltd.........................    88,000     34,325
    Hopson Development Holdings, Ltd.......................   276,000    232,421
    HOSA International, Ltd................................   144,000      5,788
*   Hua Han Health Industry Holdings, Ltd.................. 1,494,000     18,920
    Hua Hong Semiconductor, Ltd............................   106,000    373,569
    Huadian Fuxin Energy Corp., Ltd., Class H..............   618,000    146,612
    Huadian Power International Corp., Ltd., Class H.......   402,000    188,925
#   Huaneng Power International, Inc., Sponsored ADR.......       900     27,018
    Huaneng Power International, Inc., Class H.............   508,000    382,719
    Huaneng Renewables Corp., Ltd., Class H................ 2,406,000    895,253
*   Huatai Securities Co., Ltd., Class H...................   110,600    174,661
    Huazhong In-Vehicle Holdings Co., Ltd..................   218,000     40,351
#   Huazhu Group, Ltd., ADR................................    36,920  1,477,169
    Huishang Bank Corp., Ltd., Class H.....................   268,400    116,238
*   Hydoo International Holding, Ltd.......................   236,000     11,875
#   IMAX China Holding, Inc................................    60,900    178,077
    Industrial & Commercial Bank of China, Ltd., Class H... 7,000,000  5,202,146
    Inner Mongolia Yitai Coal Co., Ltd., Class H...........    33,600     34,542
*   JD.com, Inc., ADR......................................     9,184    329,338
#   Jiangnan Group, Ltd....................................   504,000     28,929
    Jiangsu Expressway Co., Ltd., Class H..................   190,000    231,121
    Jiangxi Copper Co., Ltd., Class H......................   359,000    454,192
#   Jiayuan International Group, Ltd.......................   443,055    861,188
#*  Jinchuan Group International Resources Co., Ltd........   366,000     57,067
    Jingrui Holdings, Ltd..................................   167,000     68,117
#*  JinkoSolar Holding Co., Ltd., ADR......................    10,086    139,893
    Jinmao Hotel and Jinmao China Hotel Investments and
      Management, Ltd......................................    53,500     31,354

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
CHINA -- (Continued)
    JNBY Design, Ltd.....................................   104,000 $  245,738
    Joy City Property, Ltd............................... 1,450,000    179,548
    Ju Teng International Holdings, Ltd..................   328,000     58,882
#*  Jumei International Holding, Ltd.....................     4,000      8,080
    Jutal Offshore Oil Services, Ltd.....................   142,000     29,270
#   K Wah International Holdings, Ltd....................   499,072    289,261
    Kaisa Group Holdings, Ltd............................ 1,152,000    467,069
    Kangda International Environmental Co., Ltd..........   244,000     36,072
*   Kasen International Holdings, Ltd....................   223,000     96,709
    Kingboard Holdings, Ltd..............................   341,000  1,193,302
    Kingboard Laminates Holdings, Ltd....................   556,000    667,261
    Kingdee International Software Group Co., Ltd........   220,000    244,521
    Kingsoft Corp., Ltd..................................   195,000    474,321
*   Kong Sun Holdings, Ltd...............................   300,000      6,119
    Koradior Holdings, Ltd...............................    67,000     84,762
#*  KuangChi Science, Ltd................................   968,000    109,987
    Kunlun Energy Co., Ltd............................... 1,904,000  1,647,097
    KWG Property Holding, Ltd............................   546,500    624,911
    Le Saunda Holdings, Ltd..............................    57,200      8,447
    Lee & Man Chemical Co., Ltd..........................    38,000     30,530
    Lee & Man Paper Manufacturing, Ltd...................   673,000    655,757
    Lee's Pharmaceutical Holdings, Ltd...................    44,000     47,176
    Legend Holdings Corp., Class H.......................    72,100    215,472
    Lenovo Group, Ltd.................................... 3,352,000  1,864,122
*   Leoch International Technology, Ltd..................   133,000     13,755
#*  Leyou Technologies Holdings, Ltd.....................   900,000    373,270
*   Li Ning Co., Ltd.....................................   210,000    229,091
*   Lianhua Supermarket Holdings Co., Ltd., Class H......   209,000     56,611
*   Lifestyle China Group, Ltd...........................   309,500    125,862
*   Lifetech Scientific Corp.............................   398,000    112,476
#*  Link Motion, Inc., Sponsored ADR.....................    31,632     32,581
#*  Lisi Group Holdings, Ltd.............................   380,000     45,536
    Livzon Pharmaceutical Group, Inc., Class H...........     6,870     32,369
    LK Technology Holdings, Ltd..........................   135,000     19,759
    Logan Property Holdings Co., Ltd.....................   564,000    710,401
    Longfor Group Holdings, Ltd..........................   427,500  1,206,085
#*  LongiTech Smart Energy Holding, Ltd..................    76,499     17,959
    Lonking Holdings, Ltd................................   648,000    297,783
    Luye Pharma Group, Ltd...............................   354,500    345,297
    LVGEM China Real Estate Investment Co., Ltd..........    54,000     19,322
#*  Maanshan Iron & Steel Co., Ltd., Class H............. 1,090,000    584,038
    Maoye International Holdings, Ltd....................   446,000     42,118
    Metallurgical Corp. of China, Ltd., Class H..........   346,000    101,535
    Min Xin Holdings, Ltd................................    22,000     14,467
*   Mingfa Group International Co., Ltd..................   299,000      2,145
    Minmetals Land, Ltd..................................   846,000    143,615
    Minth Group, Ltd.....................................   378,000  1,426,271
*   MMG, Ltd............................................. 1,076,000    660,144
    MOBI Development Co., Ltd............................   115,000     12,468
    Modern Land China Co., Ltd...........................   351,000     60,465
*   Momo, Inc., Sponsored ADR............................    41,920  1,719,558
#*  Munsun Capital Group, Ltd............................   132,300      4,898
#   Nan Hai Corp., Ltd................................... 7,050,000    162,935
#*  National Agricultural Holdings, Ltd..................   206,000      5,855
*   Nature Home Holding Co., Ltd.........................   110,000     22,734
    NetDragon Websoft Holdings, Ltd......................    19,500     41,108
    NetEase, Inc., ADR...................................     9,928  2,561,424
#   New Century Healthcare Holding Co., Ltd..............     3,000      3,094
    New China Life Insurance Co., Ltd., Class H..........   101,800    469,971

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES    VALUE>>
                                                                 --------- ----------
CHINA -- (Continued)
    New Oriental Education & Technology Group, Inc., Sponsored
      ADR.......................................................     3,720 $  320,069
#*  New Provenance Everlasting Holdings, Ltd.................... 5,350,000     23,867
*   New World Department Store China, Ltd.......................   182,000     41,776
    Nexteer Automotive Group, Ltd...............................   506,000    722,016
    Nine Dragons Paper Holdings, Ltd............................   711,000    881,877
*   Noah Holdings, Ltd., ADR....................................     3,563    181,927
*   North Mining Shares Co., Ltd................................ 4,700,000     27,523
    NVC Lighting Holdings, Ltd..................................   480,000     41,647
#*  O-Net Technologies Group, Ltd...............................    86,000     51,711
    Orient Securities Co., Ltd., Class H........................    94,000     68,699
*   Ourgame International Holdings, Ltd.........................    67,000      6,587
    Overseas Chinese Town Asia Holdings, Ltd....................   120,000     52,781
#*  Ozner Water International Holding, Ltd......................   150,000     37,076
#   Pacific Online, Ltd.........................................   129,000     18,408
#*  Panda Green Energy Group, Ltd............................... 1,632,000     84,297
*   Parkson Retail Group, Ltd...................................   415,500     52,643
#   PAX Global Technology, Ltd..................................   334,000    160,720
    People's Insurance Co. Group of China, Ltd. (The), Class H.. 1,085,000    485,789
    PetroChina Co., Ltd., ADR...................................     1,900    144,134
    PetroChina Co., Ltd., Class H............................... 3,272,000  2,491,777
    Phoenix Media Investment Holdings, Ltd......................   556,000     47,478
*   Phoenix New Media, Ltd., ADR................................     9,125     37,778
    PICC Property & Casualty Co., Ltd., Class H.................   834,000    942,367
    Ping An Insurance Group Co. of China, Ltd., Class H.........   681,500  6,344,274
    Poly Culture Group Corp., Ltd., Class H.....................    37,800     54,939
    Poly Property Group Co., Ltd................................   872,000    348,778
    Postal Savings Bank of China Co., Ltd., Class H.............   220,000    147,890
    Pou Sheng International Holdings, Ltd.......................   921,000    181,663
    Powerlong Real Estate Holdings, Ltd.........................   543,000    282,834
*   PW Medtech Group, Ltd.......................................   327,000     69,214
#   Q Technology Group Co., Ltd.................................   188,000    135,895
*   Qingdao Port International Co., Ltd., Class H...............   290,000    211,517
    Qingling Motors Co., Ltd., Class H..........................   330,000     94,779
#   Qinhuangdao Port Co., Ltd., Class H.........................   195,500     47,663
*   Qinqin Foodstuffs Group Cayman Co., Ltd.....................     8,900      2,600
    Red Star Macalline Group Corp., Ltd., Class H...............    85,480    100,903
#   Redco Group.................................................   656,000    423,218
*   Renhe Commercial Holdings Co., Ltd.......................... 5,416,000    107,043
#   Renren, Inc., ADR...........................................     5,178     10,563
*   Rentian Technology Holdings, Ltd............................   940,000     38,404
*   REXLot Holdings, Ltd........................................ 4,800,000     12,883
    Road King Infrastructure, Ltd...............................    83,000    157,886
#*  Ronshine China Holdings, Ltd................................   290,000    354,239
*   Royale Furniture Holdings, Ltd..............................   270,000     22,369
    Sany Heavy Equipment International Holdings Co., Ltd........   408,000    146,531
#   Seaspan Corp................................................    18,977    162,823
*   Semiconductor Manufacturing International Corp.............. 1,215,599  1,474,176
#*  Semiconductor Manufacturing International Corp., ADR........    30,682    187,467
#   Shandong Chenming Paper Holdings, Ltd., Class H.............   176,249    149,675
    Shandong Weigao Group Medical Polymer Co., Ltd., Class H....   476,000    364,300
    Shandong Xinhua Pharmaceutical Co., Ltd., Class H...........    70,200     43,075
#*  Shanghai Dasheng Agricultural Finance Technology Co., Ltd.,
      Class H................................................... 1,104,000     10,279
#*  Shanghai Electric Group Co., Ltd., Class H..................   316,000    106,025
#   Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H......    16,500     78,930
*   Shanghai Fudan Microelectronics Group Co., Ltd., Class H....   112,000    119,891
    Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd.,
      Class H...................................................    93,000     42,793
    Shanghai Haohai Biological Technology Co., Ltd., Class H....     9,300     64,629
    Shanghai Industrial Holdings, Ltd...........................   181,000    422,531
#   Shanghai Industrial Urban Development Group, Ltd............   936,000    169,690

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
CHINA -- (Continued)
    Shanghai Jin Jiang International Hotels Group Co.,
      Ltd., Class H......................................   702,000 $  253,022
    Shanghai La Chapelle Fashion Co., Ltd., Class H......    29,800     30,710
    Shanghai Pharmaceuticals Holding Co., Ltd., Class H..   192,900    512,184
*   Shanghai Prime Machinery Co., Ltd., Class H..........   320,000     48,126
*   Shanghai Zendai Property, Ltd........................ 1,300,000     29,162
    Shengjing Bank Co., Ltd., Class H....................   128,500     77,732
    Shenguan Holdings Group, Ltd.........................   248,000     13,743
    Shenzhen Expressway Co., Ltd., Class H...............   178,000    161,225
    Shenzhen International Holdings, Ltd.................   500,439    924,302
    Shenzhen Investment, Ltd............................. 1,396,329    503,888
    Shenzhou International Group Holdings, Ltd...........   126,000  1,547,324
    Shimao Property Holdings, Ltd........................   661,000  1,879,906
*   Shougang Concord International Enterprises Co., Ltd.. 3,384,000     88,498
    Shougang Fushan Resources Group, Ltd.................   878,000    212,336
    Shui On Land, Ltd.................................... 1,570,000    367,087
#*  Shunfeng International Clean Energy, Ltd.............   566,000     23,824
    Sichuan Expressway Co., Ltd., Class H................   236,000     75,539
    Sihuan Pharmaceutical Holdings Group, Ltd............ 1,594,000    343,962
*   Silver Grant International Industries, Ltd...........   478,000     87,900
*   SINA Corp............................................       805     64,786
    Sino Biopharmaceutical, Ltd.......................... 1,564,500  2,142,773
#*  Sinofert Holdings, Ltd...............................   754,000     93,326
*   Sinolink Worldwide Holdings, Ltd.....................   666,000     67,174
#   SinoMedia Holding, Ltd...............................    54,000     13,793
    Sino-Ocean Group Holding, Ltd........................ 1,223,500    692,031
    Sinopec Engineering Group Co., Ltd., Class H.........   526,000    535,883
    Sinopec Kantons Holdings, Ltd........................   432,000    191,391
    Sinopec Shanghai Petrochemical Co., Ltd., Class H.... 1,710,000  1,028,198
    Sinopharm Group Co., Ltd., Class H...................   491,200  2,079,129
    Sinosoft Technology Group, Ltd.......................   297,400    100,572
    Sinotrans Shipping, Ltd..............................   557,500    145,791
    Sinotrans, Ltd., Class H.............................   815,000    377,911
#   Sinotruk Hong Kong, Ltd..............................   327,000    462,480
    Skyfame Realty Holdings, Ltd.........................   410,000    276,276
    Skyworth Digital Holdings, Ltd.......................   743,989    291,420
#   SMI Holdings Group, Ltd..............................   336,799    103,993
    SOHO China, Ltd...................................... 1,105,500    520,663
*   Sohu.com, Ltd., ADR..................................     5,397    136,004
#*  Sparkle Roll Group, Ltd..............................   648,000     25,645
    Springland International Holdings, Ltd...............   414,000     93,445
*   SPT Energy Group, Inc................................   132,000     11,948
*   SRE Group, Ltd....................................... 1,778,000     36,773
    SSY Group, Ltd.......................................   731,026    698,741
#*  Starrise Media Holdings, Ltd.........................   122,000     18,715
    Summi Group Holdings, Ltd............................   100,000      8,413
    Sun Art Retail Group, Ltd............................ 1,092,500  1,396,577
#   Sun King Power Electronics Group.....................   176,000     30,956
    Sunac China Holdings, Ltd............................   522,000  1,706,850
*   Suncity Group Holdings, Ltd..........................   140,000     27,896
    Sunny Optical Technology Group Co., Ltd..............   118,000  1,957,219
*   Sunshine 100 China Holdings, Ltd.....................   272,000    134,176
    Symphony Holdings, Ltd...............................   380,000     54,284
*   TAL Education Group, ADR.............................    24,434    781,644
    Tang Palace China Holdings, Ltd......................   222,000     42,184
#   Tarena International, Inc., ADR......................     6,722     59,691
*   Taung Gold International, Ltd........................ 3,820,000     18,508
    TCL Electronics Holdings, Ltd........................   301,666    147,092
*   Tech Pro Technology Development, Ltd................. 1,538,000      4,997
*   Technovator International, Ltd.......................   148,000     36,243

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
CHINA -- (Continued)
    Ten Pao Group Holdings, Ltd..........................   116,000 $    11,707
    Tencent Holdings, Ltd................................   225,200  10,249,835
    Tenwow International Holdings, Ltd...................   224,000      11,114
*   Tesson Holdings, Ltd.................................    99,000      12,096
    Texhong Textile Group, Ltd...........................   142,500     232,477
#   Tian An China Investment Co., Ltd....................   148,000      84,169
    Tian Ge Interactive Holdings, Ltd....................   106,000      73,709
#   Tiangong International Co., Ltd......................   390,000      79,172
#*  Tianjin Capital Environmental Protection Group Co.,
      Ltd., Class H......................................   120,000      54,044
    Tianjin Development Holdings, Ltd....................   134,000      53,628
    Tianjin Port Development Holdings, Ltd............... 1,154,000     141,328
    Tianneng Power International, Ltd....................   398,000     548,749
    Tianyun International Holdings, Ltd..................   138,000      20,412
*   Tibet Water Resources, Ltd...........................   288,000     111,996
    Tingyi Cayman Islands Holding Corp...................   562,000   1,299,413
    Tomson Group, Ltd....................................   220,196      78,635
    Tong Ren Tang Technologies Co., Ltd., Class H........   298,000     439,996
#   Tongda Group Holdings, Ltd........................... 1,690,000     340,874
    Tonly Electronics Holdings, Ltd......................    26,000      25,244
#   Top Spring International Holdings, Ltd...............    91,000      30,548
    Towngas China Co., Ltd...............................   270,732     269,163
    TPV Technology, Ltd..................................   282,000      28,783
    TravelSky Technology, Ltd., Class H..................   113,000     322,111
    Trigiant Group, Ltd..................................   222,000      33,996
#   Truly International Holdings, Ltd....................   412,000      63,150
#   Tsaker Chemical Group, Ltd...........................   108,500      71,949
    Tsingtao Brewery Co., Ltd., Class H..................    62,000     332,012
#*  Tuniu Corp., Sponsored ADR...........................     2,400      18,000
    Uni-President China Holdings, Ltd....................   398,000     460,862
#   United Energy Group, Ltd............................. 3,404,000     490,633
#   Universal Medical Financial & Technical Advisory
      Services Co., Ltd..................................   262,500     212,832
#*  V1 Group, Ltd........................................   846,000      51,736
#   Vinda International Holdings, Ltd....................    64,000     116,653
*   Vipshop Holdings, Ltd., ADR..........................   144,045   1,390,034
    Wanguo International Mining Group, Ltd...............    70,000      15,619
#   Want Want China Holdings, Ltd........................ 1,421,000   1,177,681
    Wasion Holdings, Ltd.................................   222,000     118,805
#*  Weibo Corp., Sponsored ADR...........................     2,986     247,091
    Weichai Power Co., Ltd., Class H.....................   885,000   1,082,739
    Weiqiao Textile Co., Class H.........................    90,000      38,025
    West China Cement, Ltd............................... 1,502,000     264,606
#   Wisdom Education International Holdings Co., Ltd.....    74,000      66,200
#   Wisdom Sports Group..................................   194,000      17,859
    Xiabuxiabu Catering Management China Holdings Co.,
      Ltd................................................   179,500     388,334
    Xiamen International Port Co., Ltd., Class H.........   488,000      75,328
#*  Xinchen China Power Holdings, Ltd....................   176,000      18,012
    Xingda International Holdings, Ltd...................   394,797     125,446
    Xingfa Aluminium Holdings, Ltd.......................    55,000      42,192
    Xinghua Port Holdings, Ltd...........................    35,125       4,303
    Xinhua Winshare Publishing and Media Co., Ltd.,
      Class H............................................   129,000      86,889
    Xinjiang Goldwind Science & Technology Co., Ltd.,
      Class H............................................   146,380     186,994
*   Xinjiang Xinxin Mining Industry Co., Ltd., Class H...   367,000      48,757
    Xinyi Solar Holdings, Ltd............................ 1,588,000     473,687
    Xinyuan Real Estate Co., Ltd., ADR...................    16,785      78,889
    Xtep International Holdings, Ltd.....................   332,000     208,763
    Yadea Group Holdings, Ltd............................   384,000     148,742
*   Yanchang Petroleum International, Ltd................ 1,420,000      17,537
#*  Yangtze Optical Fibre and Cable Joint Stock, Ltd.
      Co., Class H.......................................    83,000     321,472
    Yanzhou Coal Mining Co., Ltd., Class H...............   982,000   1,226,718

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
CHINA -- (Continued)
#*  Yashili International Holdings, Ltd..................   337,000 $     67,802
#   Yeebo International Holdings, Ltd....................    76,000       17,461
    YiChang HEC ChangJiang Pharmaceutical Co., Ltd.,
      Class H............................................    40,000      195,166
    Yida China Holdings, Ltd.............................    84,000       28,328
#   Yihai International Holding, Ltd.....................   194,000      440,728
    Yip's Chemical Holdings, Ltd.........................    84,000       29,471
#   Yirendai, Ltd., ADR..................................     6,919      124,196
#*  Youyuan International Holdings, Ltd..................   239,000       95,027
*   Yuanda China Holdings, Ltd...........................   374,000        4,679
*   YuanShengTai Dairy Farm, Ltd.........................   185,000        4,837
    Yuexiu Property Co., Ltd............................. 2,952,000      561,465
#   Yuexiu Transport Infrastructure, Ltd.................   210,000      152,436
    Yum China Holdings, Inc..............................    34,520    1,245,482
    Yunnan Water Investment Co., Ltd., Class H...........    71,000       25,530
    Yuzhou Properties Co., Ltd...........................   976,000      552,993
*   YY, Inc., ADR........................................    21,553    2,009,386
#   Zhaojin Mining Industry Co., Ltd., Class H...........   300,000      242,226
    Zhejiang Expressway Co., Ltd., Class H...............   354,000      300,673
    Zhengzhou Coal Mining Machinery Group Co., Ltd.,
      Class H............................................    76,800       34,757
*   Zhong An Real Estate, Ltd............................ 1,326,000       69,392
#   Zhongsheng Group Holdings, Ltd.......................   297,500      678,736
    Zhongyu Gas Holdings, Ltd............................   188,000      212,559
#   Zhou Hei Ya International Holdings Co., Ltd..........   319,500      233,984
*   Zhuguang Holdings Group Co., Ltd.....................    68,000       12,141
    Zhuhai Holdings Investment Group, Ltd................   204,000       23,158
    Zhuzhou CRRC Times Electric Co., Ltd., Class H.......   127,100      763,538
    Zijin Mining Group Co., Ltd., Class H................ 2,426,000      899,417
#   Zoomlion Heavy Industry Science and Technology Co.,
      Ltd., Class H......................................   534,200      215,674
*   ZTE Corp., Class H...................................    11,960       20,510
#   ZTO Express Cayman, Inc., ADR........................    24,162      479,132
                                                                    ------------
TOTAL CHINA..............................................            260,648,059
                                                                    ------------
COLOMBIA -- (0.1%)
    Almacenes Exito SA...................................    87,587      492,099
    Banco de Bogota SA...................................     4,188       99,249
    Bancolombia SA, Sponsored ADR........................     6,979      320,406
    Bancolombia SA.......................................    21,565      249,633
    Celsia SA ESP........................................    78,114      121,340
    Cementos Argos SA....................................    35,145      111,861
*   CEMEX Latam Holdings SA..............................    45,944      116,032
*   Corp. Financiera Colombiana SA.......................    16,135      132,631
    Ecopetrol SA, Sponsored ADR..........................     3,500       74,795
    Ecopetrol SA.........................................   620,580      659,118
    Grupo Argos SA.......................................    39,685      266,352
    Grupo Aval Acciones y Valores SA, ADR................     7,668       60,040
    Grupo de Inversiones Suramericana SA.................    17,516      218,761
    Grupo Energia Bogota SA ESP..........................    61,864       43,019
    Grupo Nutresa SA.....................................    32,088      299,066
    Interconexion Electrica SA ESP.......................    67,282      330,533
    Promigas SA ESP......................................    11,599       28,651
                                                                    ------------
TOTAL COLOMBIA...........................................              3,623,586
                                                                    ------------
CZECH REPUBLIC -- (0.0%)
    CEZ A.S..............................................    36,292      953,063
    Komercni banka A.S...................................     1,600       69,469
    Moneta Money Bank A.S................................    93,644      321,210
    O2 Czech Republic A.S................................     7,324       86,771

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
CZECH REPUBLIC -- (Continued)
    Philip Morris CR A.S.................................     60 $   41,393
                                                                 ----------
TOTAL CZECH REPUBLIC.....................................         1,471,906
                                                                 ----------
DENMARK -- (1.3%)
#*  ALK-Abello A.S.......................................  2,117    393,563
    Alm Brand A.S........................................ 25,496    264,939
    Ambu A.S., Class B................................... 33,020  1,299,046
    AP Moller - Maersk A.S., Class A.....................    262    352,534
    AP Moller - Maersk A.S., Class B.....................    437    627,460
*   Bang & Olufsen A.S................................... 11,980    291,224
    BankNordik P/F.......................................  1,133     19,825
#*  Bavarian Nordic A.S.................................. 11,744    358,395
    Brodrene Hartmann A.S................................    952     55,473
    Carlsberg A.S., Class B.............................. 13,314  1,606,174
    Chr Hansen Holding A.S............................... 16,630  1,721,460
    Coloplast A.S., Class B..............................  5,200    567,162
    Columbus A.S......................................... 21,762     52,230
*   D/S Norden A.S....................................... 11,207    206,641
    Danske Bank A.S...................................... 61,217  1,778,998
    DFDS A.S............................................. 11,409    751,448
    DSV A.S.............................................. 39,340  3,295,836
#   FLSmidth & Co. A.S................................... 17,580  1,156,991
*   Genmab A.S...........................................  1,231    210,915
    GN Store Nord A.S.................................... 61,463  2,931,913
    H Lundbeck A.S....................................... 25,729  1,862,034
#*  H+H International A.S., Class B......................  8,611    131,610
    IC Group A.S.........................................  2,462     63,773
    ISS A.S.............................................. 34,563  1,291,036
    Jyske Bank A.S....................................... 25,569  1,448,213
    Matas A.S............................................ 10,707     86,078
*   Nilfisk Holding A.S.................................. 12,520    647,776
#*  NKT A.S.............................................. 10,339    278,347
    NNIT A.S.............................................  2,679     69,572
    Novo Nordisk A.S., Sponsored ADR.....................  5,344    265,971
    Novo Nordisk A.S., Class B........................... 64,873  3,227,256
    Novozymes A.S., Class B.............................. 27,912  1,469,701
    Orsted A.S...........................................  5,776    356,428
    Pandora A.S.......................................... 22,006  1,562,696
    Parken Sport & Entertainment A.S.....................  1,486     20,043
    Per Aarsleff Holding A.S.............................  6,846    244,543
    Ringkjoebing Landbobank A.S..........................  8,384    473,878
    Rockwool International A.S., Class A.................    293    104,780
    Rockwool International A.S., Class B.................  2,336    935,342
    Royal Unibrew A.S.................................... 24,527  2,042,906
    RTX A.S..............................................  2,334     71,761
*   Santa Fe Group A.S...................................  3,545     13,976
    Scandinavian Tobacco Group A.S., Class A.............  1,607     26,133
    Schouw & Co., A.S....................................  5,590    518,635
    SimCorp A.S.......................................... 10,677    912,284
    Solar A.S., Class B..................................  1,975    124,395
    Spar Nord Bank A.S................................... 29,951    323,007
    Sydbank A.S.......................................... 28,936  1,073,897
    Tivoli A.S...........................................    239     25,001
*   TK Development A.S................................... 12,267     13,003
    Topdanmark A.S....................................... 26,504  1,138,301
    Tryg A.S............................................. 29,821    729,972
    United International Enterprises.....................    421     95,805
    Vestas Wind Systems A.S.............................. 42,686  2,754,512
*   Vestjysk Bank A.S....................................  6,101      2,163

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
DENMARK -- (Continued)
*   William Demant Holding A.S...........................  28,692 $ 1,371,424
*   Zealand Pharma A.S...................................   3,393      50,645
                                                                  -----------
TOTAL DENMARK............................................          43,769,124
                                                                  -----------
EGYPT -- (0.0%)
    Commercial International Bank Egypt S.A.E., GDR......  26,910     123,010
                                                                  -----------
FINLAND -- (1.3%)
    Ahlstrom-Munksjo Oyj.................................   3,116      59,757
    Aktia Bank Oyj.......................................  11,556     121,700
    Alma Media Oyj.......................................   7,872      66,309
    Amer Sports Oyj......................................  51,690   1,657,416
    Asiakastieto Group Oyj...............................     842      30,279
    Atria Oyj............................................   5,381      59,678
*   BasWare Oyj..........................................     560      23,625
#   Bittium Oyj..........................................   8,880      51,784
    Cargotec Oyj.........................................  13,876     689,251
#*  Caverion Oyj.........................................   9,981      83,711
#   Citycon Oyj.......................................... 102,500     215,693
    Cramo Oyj............................................  15,781     337,045
    Digia Oyj............................................   4,257      13,079
    Elisa Oyj............................................  40,282   1,749,082
    Finnair Oyj..........................................  35,294     328,649
    Fiskars Oyj Abp......................................   8,210     184,391
    Fortum Oyj...........................................  89,607   2,251,198
    F-Secure Oyj.........................................  22,353      95,247
    HKScan Oyj, Class A..................................  13,829      42,818
#   Huhtamaki Oyj........................................  67,985   2,441,555
    Kemira Oyj...........................................  55,402     727,211
    Kesko Oyj, Class A...................................   2,475     136,705
    Kesko Oyj, Class B...................................  21,354   1,199,208
    Kone Oyj, Class B....................................  19,362   1,058,439
    Konecranes Oyj.......................................  29,868   1,155,802
    Lassila & Tikanoja Oyj...............................  12,076     242,684
    Metsa Board Oyj......................................  81,496     844,889
    Metso Oyj............................................  50,258   1,840,776
    Neste Oyj............................................  29,236   2,411,568
    Nokia Oyj............................................ 464,259   2,519,838
    Nokia Oyj............................................  66,112     360,084
#   Nokia Oyj, Sponsored ADR.............................  20,625     111,375
    Nokian Renkaat Oyj...................................  61,485   2,666,518
    Olvi Oyj, Class A....................................   2,598      97,832
    Oriola Oyj, Class B..................................  54,675     176,387
#   Orion Oyj, Class A...................................   4,745     164,980
    Orion Oyj, Class B...................................  29,398   1,012,084
#   Outokumpu Oyj........................................ 126,895     858,901
#*  Outotec Oyj..........................................  37,799     310,440
    Ponsse Oyj...........................................   3,929     141,883
    Raisio Oyj, Class V..................................  45,475     191,327
    Ramirent Oyj.........................................  47,515     475,891
    Raute Oyj, Class A...................................     344      12,188
    Revenio Group Oyj....................................   5,418      96,538
    Sampo Oyj, Class A...................................  58,570   2,974,652
    Sanoma Oyj...........................................  25,907     256,601
#*  Stockmann Oyj Abp (5462393)..........................  10,970      54,051
    Stora Enso Oyj, Class R.............................. 188,447   3,109,830
    Technopolis Oyj......................................  37,552     169,794
    Teleste Oyj..........................................     754       6,242
    Tieto Oyj............................................  17,658     549,176

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
FINLAND -- (Continued)
#   Tikkurila Oyj........................................   9,364 $   172,285
    Tokmanni Group Corp..................................   2,961      24,570
    UPM-Kymmene Oyj...................................... 158,274   5,614,396
    Uponor Oyj...........................................  16,645     253,103
    Vaisala Oyj, Class A.................................   3,346      82,564
    Valmet Oyj...........................................  57,762   1,200,020
    Wartsila Oyj Abp.....................................  81,384   1,761,852
#   YIT Oyj..............................................  57,120     388,386
                                                                  -----------
TOTAL FINLAND............................................          45,933,337
                                                                  -----------
FRANCE -- (5.5%)
    ABC arbitrage........................................  10,344      86,364
    Accor SA.............................................   5,124     263,792
    Actia Group..........................................   5,196      48,026
    Aeroports de Paris...................................   3,461     773,681
#*  Air France-KLM....................................... 119,693   1,092,367
    Air Liquide SA.......................................  24,303   3,107,237
    Airbus SE............................................  23,517   2,910,679
    Akka Technologies....................................   2,370     174,588
    AKWEL................................................   7,562     187,891
    Albioma SA...........................................  10,332     229,557
#   Alstom SA............................................  31,368   1,406,288
    Altamir..............................................   3,771      73,089
    Alten SA.............................................   9,778     970,395
    Altran Technologies SA...............................  98,879     940,920
*   Amplitude Surgical SAS...............................   3,043      12,187
    Amundi SA............................................   7,645     526,772
#   Antalis International SAS............................   5,947      10,093
    Arkema SA............................................  28,449   3,562,466
    Assystem.............................................   4,086     133,654
    Atos SE..............................................  15,591   2,089,151
    Aubay................................................   3,283     143,871
    AXA SA............................................... 158,718   3,999,243
    Axway Software SA....................................   1,582      35,764
#   Bastide le Confort Medical...........................     979      52,919
    Beneteau SA..........................................  16,134     264,353
    Bigben Interactive...................................   3,747      47,420
    BioMerieux...........................................   8,820     733,470
    BNP Paribas SA.......................................  91,993   5,967,568
    Boiron SA............................................   3,060     241,510
    Bollore SA........................................... 114,832     533,886
    Bonduelle SCA........................................   7,183     260,900
#*  Bourbon Corp.........................................   8,281      42,248
    Bouygues SA..........................................  54,859   2,409,101
    Bureau Veritas SA....................................  50,889   1,309,143
    Capgemini SE.........................................   9,393   1,201,677
    Carrefour SA......................................... 145,434   2,607,454
    Casino Guichard Perrachon SA.........................  20,964     851,184
    Chargeurs SA.........................................   5,362     155,082
    Cie de Saint-Gobain..................................  98,874   4,395,771
    Cie des Alpes........................................   3,739     129,331
    Cie Generale des Etablissements Michelin SCA.........  44,861   5,760,932
    Cie Plastic Omnium SA................................  33,512   1,402,574
    CNP Assurances.......................................  34,317     801,377
*   Coface SA............................................  32,262     289,508
    Credit Agricole SA...................................  93,108   1,308,182
    Danone SA, Sponsored ADR.............................     930      14,545
    Danone SA............................................  28,398   2,229,591
    Dassault Aviation SA.................................      97     179,295

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
FRANCE -- (Continued)
#   Dassault Systemes SE.................................   8,965 $1,336,723
    Dassault Systemes SE, Sponsored ADR..................     288     43,180
    Derichebourg SA......................................  50,289    303,880
    Devoteam SA..........................................   1,538    187,367
    Edenred..............................................  53,911  2,114,689
    Eiffage SA...........................................  29,885  3,339,671
#   Electricite de France SA............................. 121,241  1,815,360
    Elior Group SA.......................................  44,697    729,776
    Elis SA..............................................  15,449    354,622
    Engie SA............................................. 201,123  3,247,844
    Eramet...............................................   6,044    597,996
    Essilor International Cie Generale d'Optique SA......  22,106  3,257,629
*   Esso SA Francaise....................................   1,283     68,965
*   Etablissements Maurel et Prom........................   4,662     34,187
    Eurofins Scientific SE...............................   1,644    896,113
    Euronext NV..........................................  18,318  1,136,884
#   Europcar Mobility Group..............................  41,076    411,952
    Eutelsat Communications SA...........................  92,690  1,984,273
    Exel Industries, Class A.............................     664     82,304
    Faurecia SA..........................................  32,147  2,183,688
    Fleury Michon SA.....................................     178     10,447
*   Fnac Darty SA (V7VQL46)..............................   9,259    840,099
    Gaztransport Et Technigaz SA.........................   7,032    460,355
    Getlink.............................................. 105,857  1,397,312
    GL Events............................................   4,999    142,370
    Groupe Crit..........................................   1,370    116,055
    Groupe Open..........................................   1,509     50,834
    Guerbet..............................................   3,322    231,272
    Haulotte Group SA....................................   4,122     61,863
    Hermes International.................................   1,290    816,435
*   ID Logistics Group...................................     555     91,368
#   Iliad SA.............................................   1,729    273,349
    Imerys SA............................................  15,262  1,183,752
    Ingenico Group SA....................................  27,856  2,307,281
    Interparfums SA......................................   1,662     73,311
    Ipsen SA.............................................   4,514    749,976
    IPSOS................................................  15,047    502,792
    Jacquet Metal Service SA.............................   7,037    207,180
    JCDecaux SA..........................................   7,506    245,332
    Kaufman & Broad SA...................................   5,167    264,094
    Kering SA............................................   2,552  1,356,350
#   Korian SA............................................  20,039    701,871
    Lagardere SCA........................................  59,252  1,728,953
    Laurent-Perrier......................................     280     35,009
    Le Belier............................................   1,334     79,802
    Lectra...............................................   9,699    252,314
    Legrand SA...........................................  31,158  2,286,929
    Linedata Services....................................   1,912     78,894
#   LISI.................................................  10,294    356,850
    LNA Sante SA.........................................   2,930    187,023
    L'Oreal SA...........................................   7,750  1,893,877
    LVMH Moet Hennessy Louis Vuitton SE..................  11,324  3,946,278
    Maisons du Monde SA..................................   3,763    115,035
    Maisons France Confort SA............................   1,203     59,346
    Manitou BF SA........................................   1,391     52,871
    Manutan International................................     283     26,479
    Mersen SA............................................   5,240    216,099
*   METabolic EXplorer SA................................  13,465     32,100
    Metropole Television SA..............................  13,640    293,495

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
FRANCE -- (Continued)
    Natixis SA........................................... 190,813 $1,368,784
*   Naturex..............................................   1,348    213,299
    Neopost SA...........................................  15,671    405,052
    Nexans SA............................................  14,464    483,784
    Nexity SA............................................  17,874  1,099,827
#*  Nicox................................................   5,711     53,197
#   NRJ Group............................................   4,833     49,523
    Oeneo SA.............................................  10,962    131,970
#*  Onxeo SA.............................................  18,073     26,097
    Orange SA, Sponsored ADR.............................   5,502     93,864
    Orange SA............................................ 390,196  6,649,604
    Orpea................................................  11,303  1,552,202
#*  Parrot SA............................................   5,310     25,933
    Pernod Ricard SA.....................................   2,200    354,459
    Peugeot SA........................................... 217,066  6,234,561
*   Pierre & Vacances SA.................................   1,511     47,694
#   Plastivaloire........................................   5,908    103,870
    PSB Industries SA....................................     388     22,646
#   Publicis Groupe SA, ADR..............................   2,568     40,934
    Publicis Groupe SA...................................  45,500  2,903,645
#   Rallye SA............................................   9,436    110,985
#*  Recylex SA...........................................   5,631     55,658
    Renault SA...........................................  34,417  3,024,537
    Rexel SA............................................. 121,253  1,896,379
    Robertet SA..........................................     157     91,907
    Rothschild & Co......................................   1,736     63,144
    Rubis SCA............................................  21,801  1,285,782
    Safran SA............................................  12,282  1,523,014
#   Sanofi, ADR..........................................   1,453     63,002
    Sanofi...............................................  72,266  6,286,874
    Sartorius Stedim Biotech.............................   2,628    312,794
    Savencia SA..........................................   1,740    152,877
    Schneider Electric SE................................  35,608  2,858,105
    Schneider Electric SE................................     523     42,216
    SCOR SE..............................................  44,892  1,746,465
    SEB SA...............................................   5,301  1,006,905
    Seche Environnement SA...............................     274      9,057
#*  Sequana SA...........................................   8,305      4,379
    SES SA............................................... 135,561  2,708,032
    Societe BIC SA.......................................   3,759    359,524
    Societe Generale SA..................................  67,647  3,016,919
    Societe Marseillaise du Tunnel Prado-Carenage SA.....     433     10,343
    Societe pour l'Informatique Industrielle.............   3,659    106,892
#   Sodexo SA............................................   6,178    684,374
*   SOITEC...............................................   5,001    427,325
#*  Solocal Group........................................ 173,704    232,921
    Somfy SA.............................................   2,070    184,963
    Sopra Steria Group...................................   7,112  1,257,979
    SPIE SA..............................................  47,646    902,229
*   Stallergenes Greer P.L.C.............................     575     18,374
*   Ste Industrielle d'Aviation Latecoere SA.............  28,250    133,383
    Stef SA..............................................   1,978    228,895
    STMicroelectronics NV................................ 123,790  2,671,613
    STMicroelectronics NV................................   5,594    120,663
    Suez.................................................  50,953    720,778
    Sword Group..........................................   1,094     44,722
    Synergie SA..........................................   4,425    206,465
    Tarkett SA...........................................  11,647    312,359
#*  Technicolor SA.......................................  66,788     93,493

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- ------------
FRANCE -- (Continued)
    Teleperformance......................................  16,359 $  2,995,851
    Television Francaise 1...............................  34,570      375,139
#*  Tessi SA.............................................     263       56,173
    Thales SA............................................  12,409    1,628,982
    Thermador Groupe.....................................   1,268       83,854
    Total Gabon..........................................     171       27,317
    Total SA............................................. 190,815   12,445,966
    TOTAL SA, Sponsored ADR..............................  16,201    1,057,108
*   Touax SA.............................................   2,688       26,877
    Trigano SA...........................................   2,646      379,778
*   Ubisoft Entertainment SA.............................  25,742    2,837,282
    Union Financiere de France BQE SA....................     437       14,113
    Valeo SA.............................................  29,024    1,422,214
#*  Vallourec SA......................................... 140,775      905,645
*   Valneva SE...........................................   8,108       39,298
    Veolia Environnement SA, ADR.........................   1,217       27,717
    Veolia Environnement SA..............................  25,300      577,315
    Vetoquinol SA........................................     997       64,106
    Vicat SA.............................................   7,230      467,711
    Vilmorin & Cie SA....................................   2,098      143,704
    Vinci SA.............................................  30,890    3,108,205
*   Virbac SA............................................   1,379      196,459
    Vivendi SA...........................................  40,857    1,058,567
*   Worldline SA.........................................   9,358      556,556
    XPO Logistics Europe SADIR...........................      32       11,241
                                                                  ------------
TOTAL FRANCE.............................................          191,163,700
                                                                  ------------
GERMANY -- (5.2%)
    1&1 Drillisch AG.....................................   1,553       92,379
    7C Solarparken AG....................................   3,384       10,448
    Aareal Bank AG.......................................  25,939    1,192,046
    Adidas AG............................................   9,575    2,116,969
    Adler Modemaerkte AG.................................   2,072        9,663
*   ADLER Real Estate AG.................................   7,180      119,854
    ADO Properties SA....................................   4,386      250,199
*   ADVA Optical Networking SE...........................  13,427      112,955
*   AIXTRON SE...........................................  14,963      215,287
    All for One Steeb AG.................................     335       24,757
    Allgeier SE..........................................   1,169       46,243
    Allianz SE, Sponsored ADR............................  21,958      484,284
    Allianz SE...........................................  36,197    8,008,747
    Amadeus Fire AG......................................   1,663      179,967
    Aroundtown SA........................................  47,797      398,734
    Aurubis AG...........................................  14,454    1,183,103
    Axel Springer SE.....................................  15,579    1,164,090
    BASF SE.............................................. 125,363   12,017,108
    Basler AG............................................     405       90,049
    Bauer AG.............................................   4,203       93,211
    Bayer AG, Sponsored ADR..............................   1,092       30,303
    Bayer AG.............................................  42,793    4,764,021
    Bayerische Motoren Werke AG..........................  63,485    6,137,749
    BayWa AG.............................................   4,397      149,281
    Bechtle AG...........................................   5,666      508,758
    Beiersdorf AG........................................   3,375      393,421
    Bertrandt AG.........................................   1,654      167,370
    Bijou Brigitte AG....................................     671       31,434
    Bilfinger SE.........................................  11,959      615,780
    Borussia Dortmund GmbH & Co. KGaA....................  43,640      315,290
    Brenntag AG..........................................  23,796    1,427,810

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
GERMANY -- (Continued)
    CANCOM SE............................................   6,354 $   343,969
    Carl Zeiss Meditec AG................................   4,552     353,640
    CECONOMY AG..........................................  57,033     468,492
    CENIT AG.............................................   1,898      37,513
    CENTROTEC Sustainable AG.............................   1,685      25,143
    Cewe Stiftung & Co. KGAA.............................   3,350     306,758
    comdirect bank AG....................................   3,971      58,778
*   Commerzbank AG....................................... 177,359   1,914,716
    CompuGroup Medical SE................................   7,546     420,727
    Continental AG.......................................  17,276   3,981,357
    Covestro AG..........................................  24,692   2,371,337
    CropEnergies AG......................................   6,637      37,648
    CTS Eventim AG & Co. KGaA............................  17,154     808,765
    Daimler AG........................................... 174,048  12,046,585
    Deutsche Bank AG..................................... 111,962   1,464,324
    Deutsche Bank AG.....................................  45,969     600,355
    Deutsche Beteiligungs AG.............................   5,115     222,827
    Deutsche Boerse AG...................................  14,768   1,946,221
    Deutsche EuroShop AG.................................  13,778     485,775
    Deutsche Lufthansa AG................................  91,059   2,554,880
    Deutsche Pfandbriefbank AG...........................  49,669     777,974
    Deutsche Post AG.....................................  36,577   1,292,104
    Deutsche Telekom AG, Sponsored ADR...................  13,453     221,907
    Deutsche Telekom AG.................................. 474,362   7,843,607
    Deutsche Wohnen SE...................................  26,253   1,278,137
    Deutz AG.............................................  71,822     652,881
*   Dialog Semiconductor P.L.C...........................  10,104     175,375
    DIC Asset AG.........................................  13,392     152,778
    Diebold Nixdorf AG...................................   2,074     140,955
    DMG Mori AG..........................................   3,732     198,213
    Dr Hoenle AG.........................................   1,186     120,961
    Draegerwerk AG & Co. KGaA............................   1,073      65,370
    Duerr AG.............................................  28,782   1,263,567
    E.ON SE.............................................. 360,877   4,071,493
    Eckert & Ziegler AG..................................     859      41,607
    EDAG Engineering Group AG............................     633      12,955
    Elmos Semiconductor AG...............................   4,520     121,811
    ElringKlinger AG.....................................  12,064     153,118
*   Euromicron AG........................................   1,664      12,384
    Evonik Industries AG.................................  33,351   1,234,204
    Ferratum Oyj.........................................     610      12,655
    Fielmann AG..........................................   4,333     304,202
    First Sensor AG......................................   2,116      57,183
    FORTEC Elektronik AG.................................     461      12,778
    Francotyp-Postalia Holding AG, Class A...............   2,444      10,596
    Fraport AG Frankfurt Airport Services Worldwide......  12,035   1,201,417
    Freenet AG...........................................  39,077   1,119,881
    Fresenius Medical Care AG & Co. KGaA.................  22,290   2,174,482
    Fresenius SE & Co. KGaA..............................  27,645   2,131,111
    Fuchs Petrolub SE....................................   9,534     501,979
    GEA Group AG.........................................  12,139     474,449
    Gerresheimer AG......................................  18,584   1,582,333
*   Gerry Weber International AG.........................  10,523      71,155
    Gesco AG.............................................   2,798      99,961
    GFT Technologies SE..................................   9,943     158,477
    Grammer AG...........................................   5,038     351,120
    Grand City Properties SA.............................   1,923      49,942
    GRENKE AG............................................   1,587     175,412
    H&R GmbH & Co. KGaA..................................   5,091      68,274

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
GERMANY -- (Continued)
    Hamburger Hafen und Logistik AG......................  15,014 $  346,321
    Hannover Rueck SE....................................   7,542  1,005,986
*   Hapag-Lloyd AG.......................................  11,106    450,957
    HeidelbergCement AG..................................  20,710  1,759,022
*   Heidelberger Druckmaschinen AG....................... 166,662    478,589
    Hella GmbH & Co KGaA.................................  19,611  1,155,316
    Henkel AG & Co. KGaA.................................   2,436    261,219
    Highlight Communications AG..........................   2,448     15,230
    Hochtief AG..........................................   3,713    667,658
*   HolidayCheck Group AG................................  10,948     48,508
    Hornbach Baumarkt AG.................................   2,897     85,880
    Hugo Boss AG.........................................  20,544  1,852,484
    Indus Holding AG.....................................   8,206    515,021
    Infineon Technologies AG.............................  67,010  1,774,610
    Infineon Technologies AG, ADR........................   9,006    238,884
*   Innogy SE............................................  13,654    587,013
    Isra Vision AG.......................................   3,860    237,545
    IVU Traffic Technologies AG..........................   3,512     21,196
    Jenoptik AG..........................................   9,668    388,925
    K+S AG...............................................  74,704  1,975,091
    KION Group AG........................................  21,456  1,472,501
    Kloeckner & Co. SE...................................  31,651    348,652
    Koenig & Bauer AG....................................   6,842    531,866
    Krones AG............................................   3,137    388,064
    KWS Saat SE..........................................     457    180,206
    Lanxess AG...........................................  39,604  3,254,265
    LEG Immobilien AG....................................  15,856  1,783,418
    Leifheit AG..........................................   1,991     47,667
    Leoni AG.............................................  14,675    748,596
    Linde AG.............................................   6,523  1,613,117
*   LPKF Laser & Electronics AG..........................   3,217     27,805
    MAN SE...............................................   1,519    170,521
*   Manz AG..............................................   1,498     62,540
*   Medigene AG..........................................   2,077     30,503
    Merck KGaA...........................................   7,068    726,562
    METRO AG.............................................  87,297  1,078,054
    MLP SE...............................................  18,784    122,598
    MTU Aero Engines AG..................................  15,622  3,312,771
    Muenchener Rueckversicherungs-Gesellschaft AG in
      Muenchen...........................................  13,043  2,890,264
    Nemetschek SE........................................   6,158    855,717
    Nexus AG.............................................   1,117     34,619
*   Nordex SE............................................  23,351    262,260
    Norma Group SE.......................................  20,494  1,299,400
    OHB SE...............................................   2,521     87,713
    OSRAM Licht AG.......................................  18,719    835,775
    Paragon GmbH & Co. KGaA..............................     760     40,749
    Patrizia Immobilien AG...............................  11,833    266,945
*   Petro Welt Technologies AG...........................   1,610     11,103
    Pfeiffer Vacuum Technology AG........................   2,452    402,350
    PNE AG...............................................  31,116     91,741
    Progress-Werk Oberkirch AG...........................     401     17,306
    ProSiebenSat.1 Media SE..............................  64,185  1,732,343
    Puma SE..............................................     187     93,862
    Puma SE..............................................     209    104,845
*   QIAGEN NV............................................  14,153    513,145
    QSC AG...............................................  45,174     78,279
    Rational AG..........................................     995    681,494
    Rheinmetall AG.......................................  20,478  2,474,794
    RHOEN-KLINIKUM AG....................................   8,183    240,371

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- ------------
GERMANY -- (Continued)
    RIB Software SE......................................   7,112 $    157,915
    RTL Group SA.........................................   4,478      333,816
    RWE AG............................................... 149,637    3,927,115
    S&T AG...............................................   8,178      232,475
#   SAF-Holland SA.......................................  13,257      220,517
    Salzgitter AG........................................  16,916      836,592
    SAP SE, Sponsored ADR................................   1,405      163,036
    SAP SE...............................................  10,907    1,269,422
*   Schaltbau Holding AG.................................   1,428       44,076
    Schloss Wachenheim AG................................     576       13,033
    Secunet Security Networks AG.........................     213       29,929
*   SGL Carbon SE........................................   3,031       35,807
    SHW AG...............................................   2,751      102,443
    Siemens AG...........................................  52,819    7,454,819
    Siltronic AG.........................................   6,699    1,168,396
    Sixt Leasing SE......................................   5,802      115,766
    Sixt SE..............................................   6,989      905,182
    SMA Solar Technology AG..............................   2,620      110,716
*   SMT Scharf AG........................................     697       12,483
    Software AG..........................................  10,498      495,538
    Stabilus SA..........................................   5,983      509,290
    Stroeer SE & Co. KGaA................................  11,953      733,944
    Suedzucker AG........................................  27,188      396,740
*   SUESS MicroTec SE....................................   5,426       91,335
    Surteco Group SE.....................................   3,208       93,668
    Symrise AG...........................................  16,732    1,512,385
    TAG Immobilien AG....................................  31,756      717,848
    Takkt AG.............................................  13,968      263,329
*   Talanx AG............................................  17,036      651,914
    Technotrans SE.......................................   3,675      173,764
*   Tele Columbus AG.....................................   8,186       50,664
    Telefonica Deutschland Holding AG.................... 147,187      644,607
    Thyssenkrupp AG......................................  45,538    1,211,903
    TLG Immobilien AG....................................  18,763      490,467
*   Tom Tailor Holding SE................................  13,839      103,337
    Traffic Systems SE...................................     789       16,882
    Uniper SE............................................  56,289    1,757,562
    United Internet AG...................................  21,492    1,156,086
    VERBIO Vereinigte BioEnergie AG......................  10,179       73,698
    Volkswagen AG........................................   6,466    1,115,646
    Vonovia SE...........................................  23,545    1,139,503
    Vossloh AG...........................................   2,541      131,573
    VTG AG...............................................   6,475      421,810
    Wacker Chemie AG.....................................   6,788      986,958
    Wacker Neuson SE.....................................   6,625      171,100
    Washtec AG...........................................   3,522      307,554
    Wirecard AG..........................................   4,356      814,894
    Wuestenrot & Wuerttembergische AG....................   8,218      179,339
    XING SE..............................................     851      277,133
    Zeal Network SE......................................   2,876       81,415
                                                                  ------------
TOTAL GERMANY............................................          179,875,588
                                                                  ------------
GREECE -- (0.0%)
    Aegean Airlines SA...................................   1,506       14,346
*   Alpha Bank AE........................................   1,555        3,395
*   FF Group.............................................   1,384        9,688
    Hellenic Exchanges - Athens Stock Exchange SA........   3,515       19,259
    Hellenic Petroleum SA................................   4,268       35,688
    Hellenic Telecommunications Organization SA..........   9,041      117,493

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
GREECE -- (Continued)
*   Holding Co. ADMIE IPTO SA............................     4,356 $     8,669
*   Intralot SA-Integrated Lottery Systems & Services....    13,391      10,823
    JUMBO SA.............................................     4,193      67,161
    Motor Oil Hellas Corinth Refineries SA...............     2,271      48,252
    Mytilineos Holdings SA...............................     7,593      76,354
*   National Bank of Greece SA...........................     1,035         337
    OPAP SA..............................................     6,092      68,017
*   Piraeus Bank SA......................................        30          93
*   Public Power Corp. SA................................     4,356       9,044
    Titan Cement Co. SA..................................     2,126      51,576
                                                                    -----------
TOTAL GREECE.............................................               540,195
                                                                    -----------
HONG KONG -- (2.0%)
    Aeon Credit Service Asia Co., Ltd....................    68,000      57,613
#   Agritrade Resources, Ltd............................. 1,435,000     312,736
    AIA Group, Ltd....................................... 1,173,600  10,273,170
    Alco Holdings, Ltd...................................    86,000      14,265
    Allied Properties HK, Ltd............................   516,000     119,012
    Alltronics Holdings, Ltd.............................    44,000      11,166
    APAC Resources, Ltd..................................    44,000       6,708
*   Applied Development Holdings, Ltd....................   415,000      29,197
    APT Satellite Holdings, Ltd..........................   134,750      51,313
    Asia Financial Holdings, Ltd.........................    72,000      44,064
    Asia Pacific Silk Road Investment Co., Ltd...........   400,000       6,880
    Asia Satellite Telecommunications Holdings, Ltd......     9,500       5,812
#   Asia Standard International Group, Ltd...............   194,000      46,005
    Asiasec Properties, Ltd..............................     3,900       1,945
    ASM Pacific Technology, Ltd..........................    94,600   1,138,385
*   Auto Italia Holdings.................................   475,000       4,820
    Bank of East Asia, Ltd. (The)........................   139,711     556,014
*   BeijingWest Industries International, Ltd............    74,000      11,039
    BOC Aviation, Ltd....................................    70,700     445,317
    BOC Hong Kong Holdings, Ltd..........................   323,500   1,570,095
#   BOE Varitronix, Ltd..................................    89,000      35,329
*   Bonjour Holdings, Ltd................................   488,000      18,662
#   Bright Smart Securities & Commodities Group, Ltd.....   274,000      72,393
*   Brightoil Petroleum Holdings, Ltd....................   977,000      70,016
*   Burwill Holdings, Ltd................................   882,000      34,370
#   Cafe de Coral Holdings, Ltd..........................   126,000     317,828
    Cathay Pacific Airways, Ltd..........................   180,000     278,234
    Century City International Holdings, Ltd.............   320,000      29,398
    CGN Mining Co., Ltd..................................   475,000      27,280
*   China Best Group Holding, Ltd........................ 2,480,000      22,122
*   China Energy Development Holdings, Ltd............... 1,658,000      16,259
    China Flavors & Fragrances Co., Ltd..................    84,000      28,965
#   China Goldjoy Group, Ltd.............................   480,000      29,434
#*  China LNG Group, Ltd.................................   238,000      38,599
    China Motor Bus Co., Ltd.............................     2,400      30,033
*   China Soft Power Technology Holdings, Ltd............ 1,063,954       9,378
*   China Star Entertainment, Ltd........................   900,000      31,105
*   China Strategic Holdings, Ltd........................ 4,765,000      46,832
    Chinese Estates Holdings, Ltd........................   119,500     158,686
*   Chinlink International Holdings, Ltd.................   179,600      21,486
    Chinney Investments, Ltd.............................    48,000      18,933
    Chow Sang Sang Holdings International, Ltd...........   103,000     180,936
    Chow Tai Fook Jewellery Group, Ltd...................   216,800     214,571
    Chuang's China Investments, Ltd......................   440,000      29,187
    Chuang's Consortium International, Ltd...............   336,000      71,548
    CITIC Telecom International Holdings, Ltd............   710,000     201,130

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE>>
                                                          ---------- ----------
HONG KONG -- (Continued)
    CK Asset Holdings, Ltd...............................    116,200 $  889,915
    CK Hutchison Holdings, Ltd...........................    214,700  2,336,942
    CK Infrastructure Holdings, Ltd......................     73,000    541,900
    CK Life Sciences Intl Holdings, Inc..................    806,000     54,537
    CLP Holdings, Ltd....................................     64,500    737,295
*   CMMB Vision Holdings, Ltd............................    536,000      8,681
    CNQC International Holdings, Ltd.....................    232,500     62,586
*   Common Splendor International Health Industry Group,
      Ltd................................................    388,000     43,001
    Convenience Retail Asia, Ltd.........................     68,000     30,108
#*  Convoy Global Holdings, Ltd..........................  1,758,000     14,021
#   Cowell e Holdings, Inc...............................    127,000     26,784
*   Crocodile Garments...................................     99,000      9,719
    CSI Properties, Ltd..................................  2,040,000    114,371
*   CST Group, Ltd.......................................  6,304,000     26,458
    CW Group Holdings, Ltd...............................    193,500      5,695
    Dah Sing Banking Group, Ltd..........................    155,200    329,679
    Dah Sing Financial Holdings, Ltd.....................     71,200    451,882
#   Dickson Concepts International, Ltd..................     30,500     13,068
    Dynamic Holdings, Ltd................................     12,000     11,462
    Eagle Nice International Holdings, Ltd...............    128,000     60,100
    EcoGreen International Group, Ltd....................     50,000     10,654
*   eForce Holdings, Ltd.................................    408,000      8,752
    Emperor Capital Group, Ltd...........................  1,488,000     90,283
    Emperor Entertainment Hotel, Ltd.....................    220,000     48,253
    Emperor International Holdings, Ltd..................    598,000    171,518
    Emperor Watch & Jewellery, Ltd.......................  1,330,000     74,829
#   Enerchina Holdings, Ltd..............................  1,363,198     75,721
*   ENM Holdings, Ltd....................................    360,000     46,937
#*  Esprit Holdings, Ltd.................................    658,000    178,047
*   eSun Holdings, Ltd...................................    142,000     23,005
    Fairwood Holdings, Ltd...............................     18,000     68,605
    Far East Consortium International, Ltd...............    621,140    348,411
*   Far East Holdings International, Ltd.................    117,000      8,228
#*  FIH Mobile, Ltd......................................  1,121,000    170,299
    First Pacific Co., Ltd...............................    914,000    424,697
*   First Shanghai Investments, Ltd......................    392,000     27,147
    Fountain SET Holdings, Ltd...........................    350,000     52,663
*   Freeman FinTech Corp., Ltd...........................  1,120,000     14,749
    Future Bright Holdings, Ltd..........................    174,000     20,204
*   Future World Financial Holdings, Ltd.................     21,796        329
    Galaxy Entertainment Group, Ltd......................    126,000  1,015,135
    Get Nice Holdings, Ltd...............................  2,514,000     88,243
    Giordano International, Ltd..........................    684,000    388,513
*   Global Brands Group Holding, Ltd.....................  1,924,000    109,431
#*  Gold-Finance Holdings, Ltd...........................     86,000     25,962
*   Good Resources Holdings, Ltd.........................    630,000     15,418
    Goodbaby International Holdings, Ltd.................    199,000    104,325
    Great Eagle Holdings, Ltd............................     73,214    359,389
*   G-Resources Group, Ltd............................... 11,061,000    129,818
    Guoco Group, Ltd.....................................      2,000     32,997
    Guotai Junan International Holdings, Ltd.............  1,133,000    264,944
    Haitong International Securities Group, Ltd..........    588,913    266,144
    Hang Lung Group, Ltd.................................    237,000    701,277
    Hang Lung Properties, Ltd............................    272,000    571,890
    Hang Seng Bank, Ltd..................................     44,000  1,199,097
    Hanison Construction Holdings, Ltd...................      8,757      1,518
*   Hao Tian Development Group, Ltd......................    500,500     17,162
    Henderson Land Development Co., Ltd..................    101,554    567,234
*   HJ Capital International Holdings Co., Ltd...........    500,000      7,429

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES    VALUE>>
                                                                 --------- ----------
HONG KONG -- (Continued)
#   HK Electric Investments & HK Electric Investments, Ltd......   184,000 $  187,791
    HKBN, Ltd...................................................   247,000    382,707
    HKR International, Ltd......................................   313,600    194,854
    HKT Trust & HKT, Ltd........................................   896,000  1,199,857
    Hon Kwok Land Investment Co., Ltd...........................    22,000     12,199
    Hong Kong & China Gas Co., Ltd..............................   255,152    521,011
#   Hong Kong Aircraft Engineering Co., Ltd.....................     8,000     70,637
    Hong Kong Exchanges & Clearing, Ltd.........................    41,853  1,240,336
    Hong Kong Ferry Holdings Co., Ltd...........................    18,000     20,094
#   Hong Kong International Construction Investment Management
      Group Co., Ltd............................................   136,000     31,762
#*  Hong Kong Television Network, Ltd...........................   114,000     40,382
#   Hongkong & Shanghai Hotels, Ltd. (The)......................   157,500    220,998
    Hopewell Holdings, Ltd......................................   183,000    650,101
*   Hsin Chong Group Holdings, Ltd..............................   620,000      5,182
*   Huan Yue Interactive Holdings, Ltd..........................    62,000      8,854
    Hung Hing Printing Group, Ltd...............................   224,000     42,261
#   Hutchison Telecommunications Hong Kong Holdings, Ltd........   594,000    212,630
    Hysan Development Co., Ltd..................................    83,000    455,064
*   I-CABLE Communications, Ltd.................................   800,100     13,263
    IGG, Inc....................................................   247,000    320,084
#*  Imagi International Holdings, Ltd...........................    90,300     19,841
    International Housewares Retail Co., Ltd....................   113,000     28,536
    IPE Group, Ltd..............................................   205,000     34,140
*   IRC, Ltd.................................................... 1,302,000     22,626
    IT, Ltd.....................................................   318,000    209,409
#   ITC Properties Group, Ltd...................................   180,292     56,027
    Johnson Electric Holdings, Ltd..............................   158,500    469,808
    Karrie International Holdings, Ltd..........................   338,000     48,762
    Kerry Logistics Network, Ltd................................   219,000    286,833
    Kerry Properties, Ltd.......................................   170,500    864,906
    Kingmaker Footwear Holdings, Ltd............................   158,000     41,291
#   Kingston Financial Group, Ltd...............................   768,000    189,107
    Kowloon Development Co., Ltd................................   143,000    166,661
    Kwoon Chung Bus Holdings, Ltd...............................    22,000     12,054
    Lai Sun Development Co., Ltd................................    97,880    167,929
*   Landing International Development, Ltd......................   499,800    495,789
    Li & Fung, Ltd.............................................. 2,034,000    689,752
    Lifestyle International Holdings, Ltd.......................   220,500    438,970
    Lippo China Resources, Ltd..................................   810,000     19,656
    Lippo, Ltd..................................................    58,000     28,801
    Liu Chong Hing Investment, Ltd..............................    72,000    113,855
    L'Occitane International SA.................................   174,250    304,289
    Luk Fook Holdings International, Ltd........................   107,000    380,687
    Lung Kee Bermuda Holdings...................................    74,000     36,221
    Macau Legend Development, Ltd...............................   657,000    116,475
#   Man Wah Holdings, Ltd.......................................   424,400    313,004
*   Mason Group Holdings, Ltd................................... 5,450,798    104,763
*   Master Glory Group, Ltd..................................... 3,956,942     21,109
    Melco International Development, Ltd........................   366,000  1,041,071
    Melco Resorts & Entertainment, Ltd., ADR....................     3,081     79,675
    MGM China Holdings, Ltd.....................................    66,000    142,347
    Microport Scientific Corp...................................   127,000    146,775
#   Midland Holdings, Ltd.......................................   214,000     58,788
*   Midland IC&I, Ltd...........................................    27,000      1,052
    Ming Fai International Holdings, Ltd........................   139,000     18,404
    Miramar Hotel & Investment..................................    53,000    101,075
*   Mongolian Mining Corp....................................... 1,227,500     18,616
    Morris Holdings, Ltd........................................   126,000     28,581

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
HONG KONG -- (Continued)
    MTR Corp., Ltd.......................................    91,763 $  515,048
    NagaCorp., Ltd.......................................   774,000    869,742
    Nameson Holdings, Ltd................................   278,000     47,532
*   NEW Concepts Holdings, Ltd...........................    32,000     14,228
*   New Sports Group, Ltd................................    47,000      3,966
*   New Times Energy Corp., Ltd..........................   572,000      9,921
    New World Development Co., Ltd.......................   812,808  1,158,984
#*  NewOcean Energy Holdings, Ltd........................   370,000     91,598
*   Nine Express, Ltd....................................   312,000     11,536
    NWS Holdings, Ltd....................................   282,116    509,930
#   OP Financial, Ltd....................................   148,000     56,693
    Orange Sky Golden Harvest Entertainment Holdings,
      Ltd................................................   180,000     11,255
    Orient Overseas International, Ltd...................    77,500    815,083
    Oriental Watch Holdings..............................   148,000     45,601
*   Pacific Basin Shipping, Ltd.......................... 1,372,000    358,549
    Pacific Textiles Holdings, Ltd.......................   424,000    355,749
    Paliburg Holdings, Ltd...............................   128,000     52,400
#*  Paradise Entertainment, Ltd..........................   132,000     15,164
    PC Partner Group, Ltd................................   122,000    102,327
    PCCW, Ltd............................................ 1,872,000  1,093,198
*   Pearl Oriental Oil, Ltd..............................   437,000      5,011
    Perfect Shape Beauty Technology, Ltd.................    88,000     25,717
    Pico Far East Holdings, Ltd..........................   324,000    134,211
    Playmates Holdings, Ltd..............................   260,000     34,159
    Playmates Toys, Ltd..................................   300,000     28,301
    Polytec Asset Holdings, Ltd..........................   110,000     11,944
    Power Assets Holdings, Ltd...........................    70,000    495,233
    Prada SpA............................................    41,400    197,271
*   PT International Development Co., Ltd................   264,000     14,798
    Public Financial Holdings, Ltd.......................   128,000     53,762
*   PYI Corp., Ltd.......................................   446,000      8,135
    Qianhai Health Holdings, Ltd.........................   127,499      1,141
#*  Realord Group Holdings, Ltd..........................    82,000     48,267
    Regal Hotels International Holdings, Ltd.............   144,000     82,399
*   Regent Pacific Group, Ltd............................   750,000     35,828
    Regina Miracle International Holdings, Ltd...........    81,000     63,953
    Sa Sa International Holdings, Ltd....................   467,506    249,561
    Safety Godown Co., Ltd...............................     8,000     15,871
    Samsonite International SA...........................   351,000  1,326,551
    Sands China, Ltd.....................................    56,400    291,405
    SAS Dragon Holdings, Ltd.............................    88,000     29,176
#   SEA Holdings, Ltd....................................    60,582     86,666
    Shangri-La Asia, Ltd.................................   180,000    295,404
    Shenwan Hongyuan HK, Ltd.............................   120,000     31,464
    Shun Tak Holdings, Ltd...............................   664,000    269,502
*   Silver Base Group Holdings, Ltd......................   195,000     13,935
*   Sincere Watch Hong Kong, Ltd.........................   430,000      5,482
    Singamas Container Holdings, Ltd.....................   732,000     93,482
    Sino Land Co., Ltd...................................   544,915    936,803
#*  Sino Oil And Gas Holdings, Ltd....................... 4,455,000     17,609
    SITC International Holdings Co., Ltd.................   538,000    522,288
    Sitoy Group Holdings, Ltd............................   176,000     50,957
    SJM Holdings, Ltd....................................   607,000    739,185
    SmarTone Telecommunications Holdings, Ltd............   182,000    188,307
*   SOCAM Development, Ltd...............................   114,000     33,663
#*  Solartech International Holdings, Ltd................   880,000    119,925
    Soundwill Holdings, Ltd..............................    24,500     39,085
*   South Shore Holdings, Ltd............................   124,300     11,112
    Stella International Holdings, Ltd...................   154,000    174,595

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
HONG KONG -- (Continued)
#*  Summit Ascent Holdings, Ltd..........................   256,000 $    26,139
    Sun Hung Kai & Co., Ltd..............................   219,000     127,990
    Sun Hung Kai Properties, Ltd.........................    94,000   1,474,177
#*  Suncorp Technologies, Ltd............................ 2,440,000       5,604
    Swire Pacific, Ltd., Class A.........................    88,000     955,747
    Swire Pacific, Ltd., Class B.........................   157,500     282,985
    Swire Properties, Ltd................................    61,400     241,814
    TAI Cheung Holdings, Ltd.............................    47,000      50,705
*   Talent Property Group, Ltd........................... 1,200,000      15,306
    Tao Heung Holdings, Ltd..............................    98,000      16,989
    Techtronic Industries Co., Ltd.......................   286,500   1,597,790
#   Television Broadcasts, Ltd...........................    96,300     298,969
#   Texwinca Holdings, Ltd...............................   272,000     119,747
#   TK Group Holdings, Ltd...............................    60,000      49,930
#*  TOM Group, Ltd.......................................    54,000      15,565
#   Town Health International Medical Group, Ltd.........   274,000       9,034
    Tradelink Electronic Commerce, Ltd...................   290,000      44,772
    Transport International Holdings, Ltd................   101,011     292,213
*   Trinity, Ltd.........................................   262,000      20,783
*   TSC Group Holdings, Ltd..............................    36,000       2,265
    Tsui Wah Holdings, Ltd...............................   264,000      31,981
#   United Laboratories International Holdings, Ltd.
      (The)..............................................   338,000     322,319
*   Universe International Financial Holdings, Ltd.......   265,000      25,322
*   Value Convergence Holdings, Ltd......................   148,000      20,728
    Value Partners Group, Ltd............................   263,046     205,439
    Vantage International Holdings, Ltd..................    70,000       6,875
    Vedan International Holdings, Ltd....................   124,000      12,227
*   Victory City International Holdings, Ltd............. 1,808,657      29,304
    Vitasoy International Holdings, Ltd..................   218,000     776,769
#   VPower Group International Holdings, Ltd.............    32,000      14,742
#   VSTECS Holdings, Ltd.................................   234,000     127,007
    VTech Holdings, Ltd..................................    49,100     550,305
    Wai Kee Holdings, Ltd................................    22,000      11,481
    Wang On Group, Ltd................................... 2,460,000      35,791
    WH Group, Ltd........................................ 2,093,000   1,685,103
    Wharf Holdings, Ltd. (The)...........................   196,000     648,887
    Wharf Real Estate Investment Co., Ltd................    50,000     364,234
    Wheelock & Co., Ltd..................................   108,000     766,733
    Win Hanverky Holdings, Ltd...........................   114,000      10,033
*   Winfull Group Holdings, Ltd..........................   984,000      16,577
    Wing Tai Properties, Ltd.............................    16,000      12,525
    Wonderful Sky Financial Group Holdings, Ltd..........    94,000      15,766
    Wynn Macau, Ltd......................................   127,600     376,852
    Xinyi Glass Holdings, Ltd............................   796,000     942,230
#   Yue Yuen Industrial Holdings, Ltd....................   319,000     858,328
    Yugang International, Ltd............................ 2,122,000      56,936
                                                                    -----------
TOTAL HONG KONG..........................................            69,877,163
                                                                    -----------
HUNGARY -- (0.1%)
    Magyar Telekom Telecommunications P.L.C..............   167,317     241,207
    MOL Hungarian Oil & Gas P.L.C........................   143,666   1,407,624
    OTP Bank P.L.C.......................................    19,097     718,317
    Richter Gedeon Nyrt..................................     6,483     117,164
                                                                    -----------
TOTAL HUNGARY............................................             2,484,312
                                                                    -----------
INDIA -- (2.7%)
*   3M India, Ltd........................................       343     116,745
    Aarti Drugs, Ltd.....................................     1,370      11,193

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
INDIA -- (Continued)
    Aarti Industries.....................................   9,550 $  170,759
*   Aban Offshore, Ltd...................................  10,788     17,310
    ABB India, Ltd.......................................   1,147     20,378
    Abbott India, Ltd....................................     863     96,344
    ACC, Ltd.............................................   7,867    176,325
    Adani Enterprises, Ltd...............................  87,517    249,379
*   Adani Green Energy, Ltd..............................  66,600     58,651
    Adani Ports & Special Economic Zone, Ltd.............  68,633    402,115
*   Adani Power, Ltd..................................... 468,478    213,631
*   Adani Transmissions, Ltd.............................  91,808    226,541
*   Aditya Birla Capital, Ltd............................  46,198     98,878
*   Aditya Birla Fashion and Retail, Ltd.................  49,641    102,039
    Advanced Enzyme Technologies, Ltd....................   3,224      9,893
    Aegis Logistics, Ltd.................................  25,160     87,520
    Agro Tech Foods, Ltd.................................   1,165     10,950
*   Ahluwalia Contracts India, Ltd.......................   1,883      9,031
    AIA Engineering, Ltd.................................   6,681    160,843
*   Ajanta Pharma, Ltd...................................  10,931    181,278
    Akzo Nobel India, Ltd................................   2,300     62,286
    Alembic Pharmaceuticals, Ltd.........................  18,528    151,718
    Alembic, Ltd.........................................  28,091     16,936
    Alkem Laboratories, Ltd..............................     451     13,957
    Alkyl Amines Chemicals...............................   1,008      9,332
*   Allahabad Bank.......................................  57,693     38,435
    Allcargo Logistics, Ltd..............................  23,113     40,491
    Amara Raja Batteries, Ltd............................  16,716    201,860
    Ambuja Cements, Ltd..................................  84,545    284,367
*   Amtek Auto, Ltd......................................  25,857      3,101
    Anant Raj, Ltd.......................................  44,042     28,370
*   Andhra Bank..........................................  65,564     33,648
    Andhra Sugars, Ltd. (The)............................   1,273      7,065
    Apar Industries, Ltd.................................   3,841     34,765
    APL Apollo Tubes, Ltd................................   3,758     89,507
    Apollo Hospitals Enterprise, Ltd.....................  10,349    144,074
    Apollo Tyres, Ltd....................................  95,718    410,700
    Arvind, Ltd..........................................  58,162    357,365
    Asahi India Glass, Ltd...............................  14,155     69,280
    Ashok Leyland, Ltd................................... 338,363    556,167
    Ashoka Buildcon, Ltd.................................  26,970     58,141
    Asian Granito India, Ltd.............................   2,334     10,193
    Asian Paints, Ltd....................................  13,815    292,263
    Astra Microwave Products, Ltd........................   5,679      8,439
    Astral Polytechnik, Ltd..............................   5,276     86,474
    Atul, Ltd............................................   3,062    127,386
    Aurobindo Pharma, Ltd................................ 102,682    885,995
    Automotive Axles, Ltd................................   1,557     27,846
    Avanti Feeds, Ltd....................................   8,607     60,883
*   Avenue Supermarts, Ltd...............................   1,683     40,691
*   Axis Bank, Ltd....................................... 128,354  1,028,430
    Bajaj Auto, Ltd......................................   7,256    286,574
    Bajaj Corp., Ltd.....................................  14,013     84,524
    Bajaj Electricals, Ltd...............................  10,483     93,630
    Bajaj Finance, Ltd...................................  11,609    458,967
    Bajaj Finserv, Ltd...................................   7,764    792,214
*   Bajaj Hindusthan Sugar, Ltd.......................... 134,537     12,966
    Bajaj Holdings & Investment, Ltd.....................   7,598    322,178
    Balaji Amines, Ltd...................................   4,219     35,883
    Balaji Telefilms, Ltd................................  11,121     18,784
    Balkrishna Industries, Ltd...........................  22,762    400,757

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WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
INDIA -- (Continued)
*   Ballarpur Industries, Ltd............................  51,334 $    7,312
    Balmer Lawrie & Co., Ltd.............................  10,464     33,642
    Balrampur Chini Mills, Ltd...........................  60,715     64,571
    Banco Products India, Ltd............................   5,242     15,697
    Bank of Baroda....................................... 110,678    247,965
*   Bank of India........................................  65,206     89,931
    BASF India, Ltd......................................     400     11,303
    Bata India, Ltd......................................   8,574    113,828
    Bayer CropScience, Ltd...............................     518     33,621
    BEML, Ltd............................................   2,801     36,818
    Berger Paints India, Ltd.............................  33,662    155,097
*   BF Utilities, Ltd....................................   2,948     14,229
    Bhansali Engineering Polymers, Ltd...................  13,207     27,931
    Bharat Electronics, Ltd..............................  64,678    111,507
*   Bharat Financial Inclusion, Ltd......................  15,598    278,027
    Bharat Forge, Ltd....................................  53,774    505,219
    Bharat Heavy Electricals, Ltd........................ 189,696    204,702
    Bharat Petroleum Corp., Ltd..........................  31,751    181,407
    Bharti Airtel, Ltd................................... 290,204  1,653,710
    Bharti Infratel, Ltd.................................  34,492    144,072
    Biocon, Ltd..........................................  28,703    245,031
    Birla Corp., Ltd.....................................   6,530     74,376
    Bliss Gvs Pharma, Ltd................................  16,236     40,663
    Blue Dart Express, Ltd...............................   1,286     69,258
    Blue Star, Ltd.......................................   5,168     50,762
    Bodal Chemicals, Ltd.................................  20,599     38,826
    Bombay Dyeing & Manufacturing Co., Ltd...............  12,073     45,935
    Bosch, Ltd...........................................     268     73,866
    Brigade Enterprises, Ltd.............................  15,445     44,367
    Britannia Industries, Ltd............................   2,127    203,397
*   Cadila Healthcare, Ltd...............................  25,856    143,900
    Can Fin Homes, Ltd...................................  17,279     84,354
    Canara Bank..........................................  40,496    168,781
    Capital First, Ltd...................................   4,789     38,187
    Caplin Point Laboratories, Ltd.......................   3,824     25,370
    Carborundum Universal, Ltd...........................  18,991    101,548
    Care Ratings, Ltd....................................   5,162     93,900
    Castrol India, Ltd...................................  31,633     80,572
    CCL Products India, Ltd..............................  21,368     82,704
    Ceat, Ltd............................................   8,354    169,006
    Century Plyboards India, Ltd.........................  14,991     54,963
    Cera Sanitaryware, Ltd...............................     872     34,279
    CESC, Ltd............................................  15,790    218,578
*   CG Power and Industrial Solutions, Ltd............... 125,534    116,756
    Chambal Fertilizers & Chemicals, Ltd.................  52,035    111,156
    Chennai Petroleum Corp., Ltd.........................  10,823     50,241
    Chennai Super Kings Cricket, Ltd.....................  52,326        322
    Cholamandalam Investment and Finance Co., Ltd........  13,542    282,970
    Cipla, Ltd...........................................  59,623    556,623
    City Union Bank, Ltd.................................  73,408    185,118
    Clariant Chemicals India, Ltd........................   1,992     11,859
    Coal India, Ltd......................................  16,472     62,932
*   Coffee Day Enterprises, Ltd..........................   8,349     32,496
    Colgate-Palmolive India, Ltd.........................  10,337    172,735
    Container Corp. Of India, Ltd........................  20,091    196,028
    Coromandel International, Ltd........................  38,280    239,354
*   Corp. Bank...........................................  52,878     21,525
    Cox & Kings, Ltd.....................................  36,728    116,145
    CRISIL, Ltd..........................................   4,498    118,124

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WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------- --------
INDIA -- (Continued)
    Crompton Greaves Consumer Electricals, Ltd........... 115,164 $408,234
    Cummins India, Ltd...................................   2,779   27,345
    Cyient, Ltd..........................................   9,656   98,712
    Dabur India, Ltd.....................................  29,716  182,998
    Dalmia Bharat, Ltd...................................   9,035  350,528
*   DB Corp., Ltd........................................  12,963   44,435
*   DB Realty, Ltd.......................................  15,584    8,106
    DCB Bank, Ltd........................................  71,304  170,972
    DCM Shriram, Ltd.....................................  14,804   71,425
    Deepak Fertilisers & Petrochemicals Corp., Ltd.......  12,703   51,319
    Deepak Nitrite, Ltd..................................   7,234   25,411
    Delta Corp., Ltd.....................................  11,335   42,339
*   DEN Networks, Ltd....................................  13,490   10,111
*   Dena Bank............................................  48,612   11,473
    Dewan Housing Finance Corp., Ltd.....................  62,000  545,135
    Dhampur Sugar Mills, Ltd.............................  11,915   14,801
    Dhanuka Agritech, Ltd................................   5,959   48,118
    Dilip Buildcon, Ltd..................................  15,884  188,128
*   Dish TV India, Ltd................................... 100,541   96,561
*   Dishman Carbogen Amcis, Ltd..........................   8,970   33,686
    Divi's Laboratories, Ltd.............................  29,921  501,856
    DLF, Ltd.............................................  89,780  257,378
    Dr Reddy's Laboratories, Ltd., ADR...................   2,000   62,460
    Dr Reddy's Laboratories, Ltd.........................  11,918  371,735
*   Dredging Corp. of India, Ltd.........................   2,109   15,172
    eClerx Services, Ltd.................................   7,913  149,433
    Edelweiss Financial Services, Ltd....................  85,655  389,679
    Eicher Motors, Ltd...................................     810  328,935
*   EID Parry India, Ltd.................................  23,867   79,839
    EIH, Ltd.............................................  27,446   67,767
    Electrosteel Castings, Ltd...........................  26,513    8,537
    Elgi Equipments, Ltd.................................   6,868   29,068
    Emami, Ltd...........................................  16,444  141,895
    Endurance Technologies, Ltd..........................   4,717   96,405
    Engineers India, Ltd.................................  42,236   83,935
*   Eros International Media, Ltd........................  10,037   17,312
    Escorts, Ltd.........................................  12,560  170,468
    Essel Propack, Ltd...................................  40,112   61,297
*   Eveready Industries India, Ltd.......................   9,059   31,676
    Exide Industries, Ltd................................  77,373  317,209
    FDC, Ltd.............................................   8,703   30,488
    Federal Bank, Ltd.................................... 331,688  432,575
*   Federal-Mogul Goetze India, Ltd......................   1,619   10,450
    FIEM Industries, Ltd.................................   3,985   45,485
    Finolex Cables, Ltd..................................  13,524  122,103
    Finolex Industries, Ltd..............................   8,421   70,141
*   Firstsource Solutions, Ltd...........................  78,315   82,396
*   Fortis Healthcare, Ltd...............................  78,378  160,075
    Future Enterprises, Ltd..............................  42,380   23,184
    Future Lifestyle Fashions, Ltd.......................   6,919   42,506
*   Future Retail, Ltd...................................  28,880  225,776
    Gabriel India, Ltd...................................  18,231   38,946
    GAIL India, Ltd...................................... 104,595  573,490
    Garware Wall Ropes, Ltd..............................   2,991   50,789
    Gateway Distriparks, Ltd.............................  21,066   51,226
    Gati, Ltd............................................  10,050   15,555
*   Gayatri Highways, Ltd................................  19,360      988
*   Gayatri Projects, Ltd................................  19,360   57,634
    GE T&D India, Ltd....................................   6,133   25,011

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WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
INDIA -- (Continued)
    Genus Power Infrastructures, Ltd.....................   7,873 $    4,826
    Geojit Financial Services, Ltd.......................   5,587      6,885
    GHCL, Ltd............................................  15,482     56,109
    GIC Housing Finance, Ltd.............................  10,571     54,664
    Gillette India, Ltd..................................     886     86,688
    GlaxoSmithKline Consumer Healthcare, Ltd.............     971     92,044
    GlaxoSmithKline Pharmaceuticals, Ltd.................     766     35,436
    Glenmark Pharmaceuticals, Ltd........................  38,210    325,849
*   GMR Infrastructure, Ltd.............................. 588,736    153,266
*   Godawari Power and Ispat, Ltd........................   2,578     15,883
    Godfrey Phillips India, Ltd..........................   3,599     41,846
    Godrej Consumer Products, Ltd........................  16,448    317,388
    Godrej Industries, Ltd...............................   6,489     61,661
    Granules India, Ltd..................................  26,265     39,688
    Graphite India, Ltd..................................   5,384     80,180
    Grasim Industries, Ltd...............................  33,000    494,158
    Great Eastern Shipping Co., Ltd. (The)...............  15,077     66,480
    Greaves Cotton, Ltd..................................  30,065     64,156
    Greenply Industries, Ltd.............................  11,914     36,944
    Grindwell Norton, Ltd................................   3,327     24,478
    GRUH Finance, Ltd....................................  32,402    153,149
    Gujarat Alkalies & Chemicals, Ltd....................  11,084     86,767
    Gujarat Ambuja Exports, Ltd..........................  14,634     46,582
    Gujarat Fluorochemicals, Ltd.........................  10,154    112,228
    Gujarat Gas, Ltd.....................................   7,560     87,505
    Gujarat Industries Power Co., Ltd....................   5,497      7,553
    Gujarat Mineral Development Corp., Ltd...............  30,521     51,103
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd..  17,198    104,503
    Gujarat Pipavav Port, Ltd............................  55,571     94,164
    Gujarat State Petronet, Ltd..........................  50,221    145,117
    Gulf Oil Lubricants India, Ltd.......................   3,107     40,071
*   GVK Power & Infrastructure, Ltd...................... 108,134     17,851
*   Hathway Cable & Datacom, Ltd.........................  70,416     17,508
    Hatsun Agro Products, Ltd............................   4,501     43,008
*   Hatsun Agro Products, Ltd............................     281      2,151
    Havells India, Ltd...................................  30,243    280,078
    HBL Power Systems, Ltd...............................  10,625      5,566
    HCL Technologies, Ltd................................  69,311    975,932
*   HealthCare Global Enterprises, Ltd...................   2,300      9,392
    HEG, Ltd.............................................   1,578     99,688
    HeidelbergCement India, Ltd..........................  24,115     56,380
    Heritage Foods, Ltd..................................   5,140     46,519
    Hero MotoCorp, Ltd...................................   5,424    260,678
    Hexaware Technologies, Ltd...........................  48,535    330,386
    Hikal, Ltd...........................................  10,239     21,676
    HIL, Ltd.............................................     360     11,098
*   Himachal Futuristic Communications, Ltd..............  98,725     37,554
    Himadri Speciality Chemical, Ltd.....................  29,200     58,967
    Himatsingka Seide, Ltd...............................  16,762     71,399
    Hindalco Industries, Ltd............................. 193,234    603,949
    Hinduja Global Solutions, Ltd........................   2,699     31,649
    Hindustan Petroleum Corp., Ltd.......................  57,886    240,751
    Hindustan Unilever, Ltd..............................  22,964    581,071
    Honda SIEL Power Products, Ltd.......................     538     10,211
*   Housing Development & Infrastructure, Ltd............ 104,690     36,966
    Housing Development Finance Corp., Ltd...............  51,095  1,483,387
    HSIL, Ltd............................................   8,539     41,435
    HT Media, Ltd........................................  23,621     19,260
    Huhtamaki PPL, Ltd...................................   7,123     28,339

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
INDIA -- (Continued)
    I G Petrochemicals, Ltd..............................   4,172 $   27,729
*   ICICI Bank, Ltd., Sponsored ADR......................  28,050    247,681
    ICICI Bank, Ltd...................................... 118,043    521,232
    ICICI Prudential Life Insurance Co., Ltd.............   1,585      9,667
*   IDBI Bank, Ltd....................................... 143,424    123,920
*   Idea Cellular, Ltd................................... 705,680    562,881
    IDFC Bank, Ltd....................................... 433,955    254,804
    IDFC, Ltd............................................ 286,241    195,392
*   IFB Industries, Ltd..................................     923     14,421
*   IFCI, Ltd............................................ 257,288     64,757
    IIFL Holdings, Ltd...................................  28,342    277,895
*   IL&FS Transportation Networks, Ltd...................  26,355     16,072
    India Cements, Ltd. (The)............................  62,687    107,277
    India Glycols, Ltd...................................   4,576     33,071
    Indiabulls Housing Finance, Ltd......................  87,022  1,649,437
    Indiabulls Integrated Services, Ltd..................     866      6,208
*   Indiabulls Real Estate, Ltd..........................  83,611    184,129
    Indiabulls Ventures, Ltd.............................   9,898     86,407
    Indiabulls Ventures, Ltd.............................   1,855      9,078
*   Indian Bank..........................................  33,366    174,177
    Indian Hotels Co., Ltd. (The)........................  86,100    167,021
    Indian Hume Pipe Co., Ltd............................   6,838     28,743
    Indian Oil Corp., Ltd................................  72,932    175,507
*   Indian Overseas Bank................................. 142,410     30,743
    Indo Count Industries, Ltd...........................  20,285     24,199
    Indoco Remedies, Ltd.................................   3,978     11,820
    Indraprastha Gas, Ltd................................  42,275    187,818
    IndusInd Bank, Ltd...................................   6,063    176,875
    INEOS Styrolution India, Ltd.........................     753      8,140
#   Infosys, Ltd., Sponsored ADR.........................  28,800    581,184
    Infosys, Ltd......................................... 173,650  3,455,970
    Ingersoll-Rand India, Ltd............................   3,000     22,537
*   Inox Leisure, Ltd....................................  19,802     55,854
*   Inox Wind, Ltd.......................................  14,165     19,013
    Insecticides India, Ltd..............................     959     10,687
*   Intellect Design Arena, Ltd..........................   4,799     14,450
    InterGlobe Aviation, Ltd.............................   6,584     89,763
    Ipca Laboratories, Ltd...............................  10,606    117,413
    IRB Infrastructure Developers, Ltd...................  46,610    136,705
    ITC, Ltd............................................. 105,879    459,949
    ITD Cementation India, Ltd...........................  16,832     32,681
    J Kumar Infraprojects, Ltd...........................  11,676     34,141
    Jagran Prakashan, Ltd................................  42,069     71,882
    Jai Corp., Ltd.......................................  15,986     37,026
    Jain Irrigation Systems, Ltd......................... 128,745    154,433
*   Jaiprakash Associates, Ltd........................... 488,899    105,636
*   Jaiprakash Power Ventures, Ltd....................... 239,763      9,282
*   Jammu & Kashmir Bank, Ltd. (The).....................  91,753     77,512
    Jamna Auto Industries, Ltd...........................  36,938     45,752
    Jayant Agro-Organics, Ltd............................   3,764     12,913
*   Jaypee Infratech, Ltd................................  75,399      5,077
    JB Chemicals & Pharmaceuticals, Ltd..................   8,806     35,358
    JBM Auto, Ltd........................................   2,561     12,673
*   Jet Airways India, Ltd...............................   5,602     25,289
    Jindal Poly Films, Ltd...............................   4,651     17,086
    Jindal Saw, Ltd......................................  45,167     58,351
*   Jindal Stainless Hisar, Ltd..........................  17,122     31,861
*   Jindal Stainless, Ltd................................  21,699     18,396
*   Jindal Steel & Power, Ltd............................  91,957    275,368

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE>>
                                                            ------- ----------
INDIA -- (Continued)
    JK Cement, Ltd.........................................   7,502 $   84,376
    JK Lakshmi Cement, Ltd.................................   6,414     31,658
*   JK Paper, Ltd..........................................  26,387     48,574
    JK Tyre & Industries, Ltd..............................  33,904     64,543
    JM Financial, Ltd...................................... 112,295    194,173
    JMC Projects India, Ltd................................   1,407     11,148
    Johnson Controls-Hitachi Air Conditioning India, Ltd...   1,702     53,830
*   JSW Energy, Ltd........................................ 162,361    157,748
*   JSW Holdings, Ltd......................................     936     26,107
    JSW Steel, Ltd......................................... 321,170  1,543,721
    JTEKT India, Ltd.......................................   5,834     10,028
    Jubilant Foodworks, Ltd................................  16,510    339,232
    Jubilant Life Sciences, Ltd............................  40,797    442,178
*   Just Dial, Ltd.........................................  13,169    108,348
    Jyothy Laboratories, Ltd...............................  16,716     53,486
    Kajaria Ceramics, Ltd..................................  27,280    177,564
    Kalpataru Power Transmission, Ltd......................  16,280     88,694
    Kalyani Steels, Ltd....................................   8,932     33,272
    Kansai Nerolac Paints, Ltd.............................  17,289    120,032
    Karnataka Bank, Ltd. (The).............................  71,896    121,748
    Karur Vysya Bank, Ltd. (The)........................... 114,495    167,839
    Kaveri Seed Co., Ltd...................................  11,735    104,933
    KCP, Ltd...............................................  22,107     33,776
    KEC International, Ltd.................................  31,537    153,260
    KEI Industries, Ltd....................................  15,767    103,382
*   Kiri Industries, Ltd...................................   2,959     23,443
    Kirloskar Brothers, Ltd................................   5,025     20,072
    Kirloskar Oil Engines, Ltd.............................   3,070     11,620
    Kitex Garments, Ltd....................................   8,447     14,475
    KNR Constructions, Ltd.................................  14,656     49,461
    Kolte-Patil Developers, Ltd............................  10,366     40,212
    Kotak Mahindra Bank, Ltd...............................  15,898    303,537
    KPIT Technologies, Ltd.................................  51,243    222,303
    KPR Mill, Ltd..........................................   8,686     82,945
    KRBL, Ltd..............................................  23,243    117,553
    KSB Pumps, Ltd.........................................   1,131     12,935
    L&T Finance Holdings, Ltd.............................. 130,728    336,175
    Lakshmi Machine Works, Ltd.............................     539     60,171
*   Lakshmi Vilas Bank, Ltd. (The).........................  32,746     48,806
    Larsen & Toubro Infotech, Ltd..........................   1,148     31,473
    Larsen & Toubro, Ltd...................................  59,189  1,126,361
    LEEL Electricals, Ltd..................................   4,735      7,000
    LG Balakrishnan & Bros, Ltd............................   1,990     16,068
    LIC Housing Finance, Ltd............................... 119,394    919,504
    Linde India, Ltd.......................................   3,102     19,478
    LT Foods, Ltd..........................................  41,256     35,831
    Lumax Industries, Ltd..................................     689     20,672
    Lupin, Ltd.............................................  46,708    560,900
    LUX Industries, Ltd....................................     822     22,775
    Magma Fincorp, Ltd.....................................  43,108     94,311
    Maharashtra Seamless, Ltd..............................   9,479     66,163
    Mahindra & Mahindra Financial Services, Ltd............  54,883    412,244
    Mahindra & Mahindra, Ltd...............................  67,378    919,513
*   Mahindra CIE Automotive, Ltd...........................  19,952     75,020
    Mahindra Holidays & Resorts India, Ltd.................  16,619     69,949
    Mahindra Lifespace Developers, Ltd.....................   6,764     53,447
    Maithan Alloys, Ltd....................................   3,334     31,917
    Man Infraconstruction, Ltd.............................  22,902     16,012
    Manappuram Finance, Ltd................................ 209,223    321,543

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------- --------
INDIA -- (Continued)
    Mangalam Cement, Ltd.................................   1,575 $  5,679
    Mangalore Refinery & Petrochemicals, Ltd.............  40,362   47,777
    Marico, Ltd..........................................  54,062  287,347
    Marksans Pharma, Ltd.................................  42,845   17,480
    Maruti Suzuki India, Ltd.............................   5,329  741,793
    Mastek, Ltd..........................................   1,371   11,010
*   Max Financial Services, Ltd..........................  11,072   80,040
*   Max India, Ltd.......................................  30,683   36,351
    Mayur Uniquoters, Ltd................................   4,579   28,465
    McLeod Russel India, Ltd.............................  21,709   42,186
    Meghmani Organics, Ltd...............................  33,015   43,109
    Mercator, Ltd........................................  30,039    9,424
    Merck, Ltd...........................................   1,041   34,268
    Minda Corp., Ltd.....................................  16,727   40,140
    Minda Industries, Ltd................................  22,611  133,779
    Mindtree, Ltd........................................  44,140  602,444
    Mirza International, Ltd.............................  11,205   16,528
    MOIL, Ltd............................................  27,997   73,226
    Monsanto India, Ltd..................................     299   12,696
    Motherson Sumi Systems, Ltd..........................  59,113  279,935
    Motilal Oswal Financial Services, Ltd................   6,632   88,785
    Mphasis, Ltd.........................................  21,172  358,433
*   MPS, Ltd.............................................   1,144    8,856
    MRF, Ltd.............................................     460  533,014
    Multi Commodity Exchange of India, Ltd...............   1,514   19,502
    Munjal Showa, Ltd....................................   2,421    7,698
    Muthoot Finance, Ltd.................................  48,847  288,019
*   Nagarjuna Fertilizers & Chemicals, Ltd...............  58,591   11,824
*   Narayana Hrudayalaya, Ltd............................   9,217   35,093
    Natco Pharma, Ltd....................................  26,827  306,649
    National Aluminium Co., Ltd.......................... 174,655  157,441
    National Fertilizers, Ltd............................  19,848   13,042
    Nava Bharat Ventures, Ltd............................  26,532   51,594
    Navin Fluorine International, Ltd....................   2,409   23,602
*   Navkar Corp., Ltd....................................  11,681   22,374
    Navneet Education, Ltd...............................  39,922   64,662
    NBCC India, Ltd......................................  25,870   26,638
    NCC, Ltd............................................. 169,770  229,893
    NESCO, Ltd...........................................   8,606   65,196
    Nestle India, Ltd....................................   1,546  238,675
*   Neuland Laboratories, Ltd............................     686    6,754
    NHPC, Ltd............................................ 138,291   47,967
    NIIT Technologies, Ltd...............................  13,786  247,899
*   NIIT, Ltd............................................  25,692   35,671
    Nilkamal, Ltd........................................   1,740   45,310
    NLC India, Ltd.......................................  57,706   65,649
    NOCIL, Ltd...........................................  19,848   51,145
    NRB Bearings, Ltd....................................  11,644   29,323
    NTPC, Ltd............................................  56,142  127,173
    Oberoi Realty, Ltd...................................  30,091  216,347
    OCL India, Ltd.......................................   3,669   64,253
    Oil & Natural Gas Corp., Ltd.........................  38,013   91,955
    Oil India, Ltd.......................................  31,311   95,802
    Omaxe, Ltd...........................................  12,587   41,271
*   Oracle Financial Services Software, Ltd..............   1,338   75,803
    Orient Cement, Ltd...................................  16,366   29,960
*   Orient Electric, Ltd.................................   9,394   19,723
    Orient Paper & Industries, Ltd.......................   9,394    4,294
*   Oriental Bank of Commerce............................  29,982   35,535

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
INDIA -- (Continued)
    Oriental Carbon & Chemicals, Ltd.....................     634 $   10,749
    Page Industries, Ltd.................................     395    167,136
    Panama Petrochem, Ltd................................   5,167     11,799
    Parag Milk Foods, Ltd................................   8,024     34,581
*   Patel Engineering, Ltd...............................  14,724      8,987
    PC Jeweller, Ltd.....................................  24,124     32,179
    Persistent Systems, Ltd..............................  10,342    126,117
    Petronet LNG, Ltd.................................... 225,339    752,145
    Pfizer, Ltd..........................................   2,126     83,009
    Phillips Carbon Black, Ltd...........................  12,395     46,418
    Phoenix Mills, Ltd.(The).............................   9,795     90,789
    PI Industries, Ltd...................................  22,964    270,838
    Pidilite Industries, Ltd.............................  12,742    209,444
    Piramal Enterprises, Ltd.............................  12,107    471,687
    PNC Infratech, Ltd...................................   5,620     12,944
    Poly Medicure, Ltd...................................   3,192     11,324
    Polyplex Corp., Ltd..................................   3,594     23,318
    Power Finance Corp., Ltd............................. 211,592    270,217
    Power Grid Corp. of India, Ltd.......................  50,113    133,559
    Power Mech Projects, Ltd.............................   1,657     23,495
    Prabhat Dairy, Ltd...................................   9,482     21,063
    Praj Industries, Ltd.................................  23,067     26,662
*   Prakash Industries, Ltd..............................  18,009     36,992
*   Praxis Home Retail, Ltd..............................   1,444      3,968
    Prestige Estates Projects, Ltd.......................  46,014    169,749
    Pricol, Ltd..........................................   5,736      6,377
*   Prime Focus, Ltd.....................................  22,316     24,700
*   Prism Johnson, Ltd...................................   5,847      9,197
    Procter & Gamble Hygiene & Health Care, Ltd..........   1,239    187,125
    PTC India Financial Services, Ltd....................  58,589     16,187
    PTC India, Ltd.......................................  68,216     82,624
*   Punjab National Bank................................. 102,037    126,956
    Puravankara, Ltd.....................................   9,361     14,430
    PVR, Ltd.............................................  10,932    176,905
*   Quess Corp., Ltd.....................................     573      8,109
    Quick Heal Technologies, Ltd.........................   2,815     11,020
    Radico Khaitan, Ltd..................................  16,295    104,414
    Rain Commodities, Ltd................................  41,827    120,623
    Rajesh Exports, Ltd..................................  24,542    202,656
    Rallis India, Ltd....................................  20,715     60,578
    Ramco Cements, Ltd. (The)............................  24,308    255,359
    Ramco Industries, Ltd................................   6,513     23,263
    Ramkrishna Forgings, Ltd.............................   4,671     44,479
*   Ramky Infrastructure, Ltd............................   7,222     18,853
    Rane Holdings, Ltd...................................   1,941     56,659
    Rashtriya Chemicals & Fertilizers, Ltd...............  56,433     58,915
    Ratnamani Metals & Tubes, Ltd........................   3,384     42,792
*   RattanIndia Power, Ltd............................... 183,153     10,052
    Raymond, Ltd.........................................   8,074     97,986
    RBL Bank, Ltd........................................   1,375     11,533
    Redington India, Ltd.................................  85,551    134,622
    Relaxo Footwears, Ltd................................   2,790     33,149
    Reliance Capital, Ltd................................  47,616    292,416
*   Reliance Communications, Ltd......................... 359,602     76,887
*   Reliance Home Finance, Ltd...........................  39,642     36,331
    Reliance Industries, Ltd............................. 249,095  4,310,328
    Reliance Infrastructure, Ltd.........................  30,433    177,207
*   Reliance Power, Ltd.................................. 208,281    101,911
    Repco Home Finance, Ltd..............................  16,370    143,567

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------- --------
INDIA -- (Continued)
    Rico Auto Industries, Ltd............................  12,935 $ 13,618
    Rural Electrification Corp., Ltd..................... 376,702  646,889
    Sadbhav Engineering, Ltd.............................  24,705   98,953
    Sadbhav Infrastructure Project, Ltd..................  10,227   16,277
    Sagar Cements, Ltd...................................   1,007   11,988
*   Sanghi Industries, Ltd...............................   5,588    7,513
    Sanghvi Movers, Ltd..................................   5,099   14,000
    Sanofi India, Ltd....................................   2,213  193,334
    Sarda Energy & Minerals, Ltd.........................   1,157    6,696
    Sasken Technologies, Ltd.............................     850   11,796
    Schaeffler India, Ltd................................     912   69,894
    Sequent Scientific, Ltd..............................   6,658    5,083
    SH Kelkar & Co., Ltd.................................   1,495    4,297
    Sharda Cropchem, Ltd.................................   8,549   45,995
    Sharda Motor Industries, Ltd.........................     298    9,864
    Shilpa Medicare, Ltd.................................   5,041   29,724
*   Shipping Corp. of India, Ltd.........................  33,640   31,138
    Shree Cement, Ltd....................................     520  129,031
    Shriram City Union Finance, Ltd......................   4,454  124,429
    Shriram Transport Finance Co., Ltd...................  32,058  648,832
*   Sical Logistics, Ltd.................................   2,839    7,180
    Siemens, Ltd.........................................   3,071   44,387
    Simplex Infrastructures, Ltd.........................   3,583   23,254
    Sintex Industries, Ltd............................... 114,349   23,958
*   Sintex Plastics Technology, Ltd...................... 114,349   68,793
    Siyaram Silk Mills, Ltd..............................   3,305   26,072
    SJVN, Ltd............................................  83,096   32,761
    SKF India, Ltd.......................................   2,638   64,472
    Skipper, Ltd.........................................  10,366   24,112
    SML ISUZU, Ltd.......................................   1,708   19,654
    Sobha, Ltd...........................................  18,331  126,353
    Solar Industries India, Ltd..........................   4,826   84,268
*   Solara Active Pharma Sciences, Ltd...................   3,320    8,618
    Somany Ceramics, Ltd.................................   7,499   60,194
    Sonata Software, Ltd.................................  20,977  105,766
    South Indian Bank, Ltd. (The)........................ 405,892  108,556
    Srei Infrastructure Finance, Ltd..................... 127,451   99,681
    SRF, Ltd.............................................   6,328  159,636
    Srikalahasthi Pipes, Ltd.............................   2,877    8,766
*   Star Cement, Ltd.....................................   7,554   12,609
*   State Bank of India.................................. 147,851  634,251
*   Steel Authority of India, Ltd........................ 181,378  205,407
    Sterlite Technologies, Ltd...........................  52,825  265,943
    Strides Arcolab, Ltd.................................  18,325  102,986
    Subros, Ltd..........................................   8,059   38,290
    Sudarshan Chemical Industries........................   7,334   50,402
    Sun Pharmaceutical Industries, Ltd................... 101,812  847,135
    Sun TV Network, Ltd..................................  29,483  332,725
*   Sundaram Finance Holdings, Ltd.......................   4,906    8,414
    Sundaram Finance, Ltd................................   5,316  115,996
    Sundaram-Clayton, Ltd................................     123    7,512
    Sundram Fasteners, Ltd...............................  13,749  131,708
    Sunteck Realty, Ltd..................................  11,073   66,368
    Suprajit Engineering, Ltd............................  12,066   45,288
    Supreme Industries, Ltd..............................  10,722  187,469
    Supreme Petrochem, Ltd...............................  11,031   45,148
    Surya Roshni, Ltd....................................   9,038   45,948
    Sutlej Textiles and Industries, Ltd..................  17,043   13,230
    Suven Life Sciences, Ltd.............................   7,453   25,081

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
INDIA -- (Continued)
*   Suzlon Energy, Ltd................................... 607,473 $   69,283
    Swaraj Engines, Ltd..................................   1,242     32,637
    Symphony, Ltd........................................   4,199     66,282
*   Syndicate Bank.......................................  85,548     56,740
    Syngene International, Ltd...........................   7,190     62,639
    TAKE Solutions, Ltd..................................  20,699     61,155
    Tamil Nadu Newsprint & Papers, Ltd...................   9,084     35,183
    Tata Chemicals, Ltd..................................  42,047    422,851
    Tata Communications, Ltd.............................  14,869    125,601
    Tata Consultancy Services, Ltd.......................  44,940  1,277,014
    Tata Elxsi, Ltd......................................   4,794    100,237
    Tata Global Beverages, Ltd........................... 104,643    378,107
    Tata Metaliks, Ltd...................................   1,379     13,086
*   Tata Motors, Ltd., Sponsored ADR.....................   2,004     36,473
*   Tata Motors, Ltd..................................... 189,800    716,682
    Tata Power Co., Ltd. (The)........................... 176,417    191,795
    Tata Sponge Iron, Ltd................................   1,511     19,792
    Tata Steel, Ltd...................................... 131,653  1,084,383
*   Tata Teleservices Maharashtra, Ltd................... 144,337     10,450
    TCI Express, Ltd.....................................   3,754     34,587
    Tech Mahindra, Ltd...................................  75,536    749,916
*   Techno Electric & Engineering Co., Ltd...............  15,828     64,793
    Texmaco Rail & Engineering, Ltd......................  14,686     16,199
    Thermax, Ltd.........................................   4,316     73,765
    Thirumalai Chemicals, Ltd............................   2,251     47,489
    Thomas Cook India, Ltd...............................  13,147     50,107
    TI Financial Holdings, Ltd...........................  24,140    219,337
    Tide Water Oil Co India, Ltd.........................     206     17,241
    Time Technoplast, Ltd................................  44,003     89,989
    Timken India, Ltd....................................   3,329     35,407
    Tinplate Co. of India, Ltd. (The)....................  10,194     23,679
    Titagarh Wagons, Ltd.................................  15,550     20,727
    Titan Co., Ltd.......................................  13,673    182,036
    Torrent Pharmaceuticals, Ltd.........................   8,398    186,977
    Torrent Power, Ltd...................................  27,720     97,472
    Tourism Finance Corp. of India, Ltd..................   4,128      8,874
    Transport Corp. of India, Ltd........................  10,050     41,201
    Trident, Ltd.........................................  56,408     45,931
    Triveni Engineering & Industries, Ltd................  43,176     24,995
    Triveni Turbine, Ltd.................................   9,284     15,572
    TTK Prestige, Ltd....................................     445     40,171
    Tube Investments of India, Ltd.......................  20,636     74,779
    TV Today Network, Ltd................................   8,695     54,348
*   TV18 Broadcast, Ltd.................................. 162,424    112,241
    TVS Motor Co., Ltd...................................  26,131    197,365
    TVS Srichakra, Ltd...................................     859     37,899
*   UCO Bank.............................................  84,585     24,727
    Uflex, Ltd...........................................  11,771     46,425
    UFO Moviez India, Ltd................................   1,984     11,401
    UltraTech Cement, Ltd................................   3,159    193,422
    Unichem Laboratories, Ltd............................  12,905     43,051
*   Union Bank of India..................................  53,712     68,037
*   Unitech, Ltd......................................... 644,762     40,637
    United Breweries, Ltd................................   8,287    133,804
*   United Spirits, Ltd..................................  19,540    167,361
    UPL, Ltd............................................. 126,821  1,189,289
*   V2 Retail, Ltd.......................................   1,510     10,051
    VA Tech Wabag, Ltd...................................  10,297     54,071
*   Vaibhav Global, Ltd..................................   2,512     26,175

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
INDIA -- (Continued)
    Vakrangee, Ltd.......................................    39,458 $    27,725
    Vardhman Textiles, Ltd...............................     5,504      96,458
    Vedanta, Ltd.........................................   371,991   1,212,486
    Vedanta, Ltd., ADR...................................     3,300      42,603
    Venky's India, Ltd...................................     2,471      80,188
    Vesuvius India, Ltd..................................     1,110      20,573
    V-Guard Industries, Ltd..............................    29,973      93,862
    Vijaya Bank..........................................    91,105      82,662
    Vinati Organics, Ltd.................................     4,962      69,781
    Vindhya Telelinks, Ltd...............................       575       8,569
    VIP Industries, Ltd..................................    14,795     104,611
    V-Mart Retail, Ltd...................................     1,571      55,537
    Voltas, Ltd..........................................    11,529      95,666
*   VRL Logistics, Ltd...................................    10,737      54,969
    VST Industries, Ltd..................................       810      32,201
    VST Tillers Tractors, Ltd............................       349      11,197
    WABCO India, Ltd.....................................       883      85,705
    Welspun Corp., Ltd...................................    31,402      57,510
    Welspun Enterprises, Ltd.............................    12,196      27,847
    Welspun India, Ltd...................................   118,472      98,535
    West Coast Paper Mills, Ltd..........................     7,550      30,572
    Whirlpool of India, Ltd..............................     4,402     111,721
    Wipro, Ltd...........................................   107,397     434,500
*   Wockhardt, Ltd.......................................    11,197      95,718
    Wonderla Holidays, Ltd...............................     2,080      10,201
    Yes Bank, Ltd........................................   266,513   1,431,476
    Zee Entertainment Enterprises, Ltd...................    46,659     358,207
    Zee Learn, Ltd.......................................    14,534       7,821
*   Zee Media Corp., Ltd.................................    44,167      20,552
    Zensar Technologies, Ltd.............................     4,484      80,791
                                                                    -----------
TOTAL INDIA..............................................            93,637,658
                                                                    -----------
INDONESIA -- (0.5%)
    Ace Hardware Indonesia Tbk PT........................ 2,023,900     183,931
    Adaro Energy Tbk PT.................................. 7,728,100   1,022,535
    Adhi Karya Persero Tbk PT............................   613,195      68,460
    Agung Podomoro Land Tbk PT........................... 2,382,800      26,631
    AKR Corporindo Tbk PT................................   313,500      91,691
    Alam Sutera Realty Tbk PT............................ 3,082,000      68,389
    Aneka Tambang Tbk PT................................. 2,693,146     171,312
    Astra Agro Lestari Tbk PT............................   144,000     108,657
    Astra International Tbk PT........................... 2,103,200   1,043,445
*   Asuransi Kresna Mitra Tbk PT.........................   301,300      15,252
*   Bank Bukopin Tbk.....................................   950,300      27,960
    Bank Central Asia Tbk PT.............................   396,300     639,695
    Bank Danamon Indonesia Tbk PT........................   628,000     286,708
    Bank Mandiri Persero Tbk PT..........................   920,900     425,178
*   Bank Nationalnobu Tbk PT.............................   307,700      19,421
    Bank Negara Indonesia Persero Tbk PT................. 1,028,700     528,991
*   Bank Pan Indonesia Tbk PT............................ 1,293,000      69,449
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT. 1,042,800     148,952
    Bank Pembangunan Daerah Jawa Timur Tbk PT............ 1,351,200      60,978
*   Bank Permata Tbk PT..................................   905,805      33,901
    Bank Rakyat Indonesia Persero Tbk PT................. 5,584,000   1,189,722
    Bank Tabungan Negara Persero Tbk PT.................. 1,284,600     210,387
    Barito Pacific Tbk PT................................ 2,568,700     323,591
    Bekasi Fajar Industrial Estate Tbk PT................ 1,149,700      19,157
    Blue Bird Tbk PT.....................................   116,900      21,320
    Bukit Asam Tbk PT.................................... 1,380,500     429,701

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE>>
                                                            ---------- --------
INDONESIA -- (Continued)
    Bumi Serpong Damai Tbk PT..............................  1,496,600 $140,494
*   Bumi Teknokultura Unggul Tbk PT........................  2,403,200   21,172
    Charoen Pokphand Indonesia Tbk PT......................  1,144,800  359,191
    Ciputra Development Tbk PT.............................  4,754,247  328,325
*   Citra Marga Nusaphala Persada Tbk PT...................    111,012   10,133
*   Delta Dunia Makmur Tbk PT..............................  3,847,700  207,161
    Dharma Satya Nusantara Tbk PT..........................    534,500   14,306
*   Eagle High Plantations Tbk PT..........................  3,170,000   44,924
    Elnusa Tbk PT..........................................    943,300   23,269
*   Energi Mega Persada Tbk PT.............................  4,464,800   47,407
    Erajaya Swasembada Tbk PT..............................    296,100   64,132
    Gajah Tunggal Tbk PT...................................    624,600   28,840
*   Garuda Indonesia Persero Tbk PT........................  2,201,200   34,814
    Global Mediacom Tbk PT.................................  3,396,300  106,114
    Gudang Garam Tbk PT....................................     45,400  236,818
*   Hanson International Tbk PT............................ 12,875,000  117,101
    Harum Energy Tbk PT....................................    450,300   90,684
*   Holcim Indonesia Tbk PT................................    311,600   16,752
    Indah Kiat Pulp & Paper Corp. Tbk PT...................    694,100  925,015
    Indika Energy Tbk PT...................................    744,800  186,301
    Indo Tambangraya Megah Tbk PT..........................    150,400  297,243
    Indocement Tunggal Prakarsa Tbk PT.....................     98,000   96,169
    Indofood CBP Sukses Makmur Tbk PT......................    147,900   89,563
    Indofood Sukses Makmur Tbk PT..........................  1,528,100  673,444
    Indomobil Sukses Internasional Tbk PT..................    194,300   38,834
    Indosat Tbk PT.........................................    173,900   42,345
*   Inti Agri Resources Tbk PT.............................    532,800   11,832
*   Intiland Development Tbk PT............................  1,947,500   44,821
    Japfa Comfeed Indonesia Tbk PT.........................  1,723,900  257,168
    Jasa Marga Persero Tbk PT..............................    283,904   92,442
    Kalbe Farma Tbk PT.....................................    931,100   83,686
    Kawasan Industri Jababeka Tbk PT.......................  1,296,610   19,817
    KMI Wire & Cable Tbk PT................................    922,400   21,617
*   Krakatau Steel Persero Tbk PT..........................  1,204,811   34,280
*   Kresna Graha Investama Tbk PT..........................  3,278,200  164,858
    Link Net Tbk PT........................................    234,900   68,758
*   Lippo Cikarang Tbk PT..................................    119,200   17,267
    Lippo Karawaci Tbk PT..................................  4,293,000  109,024
    Matahari Department Store Tbk PT.......................    352,500  196,622
*   Matahari Putra Prima Tbk PT............................    381,500    6,721
    Mayora Indah Tbk PT....................................    698,700  149,718
*   Medco Energi Internasional Tbk PT......................  3,864,000  265,522
    Media Nusantara Citra Tbk PT...........................  1,944,000  133,051
    Metrodata Electronics Tbk PT...........................    195,100    9,874
    Mitra Adiperkasa Tbk PT................................  3,535,200  217,211
    Mitra Keluarga Karyasehat Tbk PT.......................    378,700   52,514
    Mitra Pinasthika Mustika Tbk PT........................    297,400   19,831
*   MNC Investama Tbk PT...................................  7,821,100   55,780
    Modernland Realty Tbk PT...............................  2,673,900   51,176
*   Multipolar Tbk PT......................................  3,130,100   24,965
    Nippon Indosari Corpindo Tbk PT........................    355,544   23,436
    Nusantara Infrastructure Tbk PT........................  2,713,100   38,782
    Pabrik Kertas Tjiwi Kimia Tbk PT.......................    113,500  114,278
    Pakuwon Jati Tbk PT....................................  4,516,000  161,457
    Pan Brothers Tbk PT....................................  1,142,500   43,213
*   Panin Financial Tbk PT.................................  6,109,000   86,497
    Perusahaan Gas Negara Persero Tbk......................    891,300  105,270
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT..    995,700   69,444
*   Pool Advista Indonesia Tbk PT..........................     13,400    4,562

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
INDONESIA -- (Continued)
    PP Persero Tbk PT....................................    895,263 $   129,312
    PP Properti Tbk PT...................................  2,895,600      29,154
    Ramayana Lestari Sentosa Tbk PT......................    678,700      66,185
    Salim Ivomas Pratama Tbk PT..........................    864,100      28,659
    Sarana Menara Nusantara Tbk PT.......................    216,000       7,859
    Sawit Sumbermas Sarana Tbk PT........................  1,122,200      96,124
*   Sekawan Intipratama Tbk PT...........................    253,200         439
    Selamat Sempurna Tbk PT..............................    538,800      47,097
    Semen Baturaja Persero Tbk PT........................    698,500     156,043
    Semen Indonesia Persero Tbk PT.......................    487,400     257,182
*   Sentul City Tbk PT................................... 11,383,500      99,641
*   Siloam International Hospitals Tbk PT................     55,546      12,039
    Sri Rejeki Isman Tbk PT..............................  5,584,400     132,492
    Summarecon Agung Tbk PT..............................  3,312,000     176,084
    Surya Citra Media Tbk PT.............................    742,100     105,680
    Surya Semesta Internusa Tbk PT.......................  1,978,300      79,704
    Telekomunikasi Indonesia Persero Tbk PT..............    777,800     192,870
    Telekomunikasi Indonesia Persero Tbk PT, Sponsored
      ADR................................................      6,000     147,120
*   Tiga Pilar Sejahtera Food Tbk........................    494,100       5,757
    Timah Tbk PT.........................................  1,283,200      75,337
    Tiphone Mobile Indonesia Tbk PT......................    985,400      58,179
    Total Bangun Persada Tbk PT..........................    116,600       5,138
    Tower Bersama Infrastructure Tbk PT..................    368,800     134,393
*   Trada Alam Minera Tbk PT.............................  6,695,600     134,855
    Tunas Baru Lampung Tbk PT............................    917,700      56,650
    Unilever Indonesia Tbk PT............................     45,700     137,162
    United Tractors Tbk PT...............................    453,100   1,110,053
*   Vale Indonesia Tbk PT................................    649,900     197,305
*   Visi Media Asia Tbk PT...............................  4,307,500      59,746
    Waskita Beton Precast Tbk PT.........................  4,441,600     132,086
    Waskita Karya Persero Tbk PT.........................  2,167,423     319,234
    Wijaya Karya Beton Tbk PT............................  1,250,300      34,531
    Wijaya Karya Persero Tbk PT..........................    977,634     105,265
*   XL Axiata Tbk PT.....................................  1,869,100     357,474
                                                                     -----------
TOTAL INDONESIA..........................................             18,918,308
                                                                     -----------
IRELAND -- (0.4%)
    Bank of Ireland Group P.L.C..........................    170,932   1,466,998
    C&C Group P.L.C......................................     50,569     203,215
    CRH P.L.C............................................      6,006     205,422
    CRH P.L.C., Sponsored ADR............................     55,962   1,918,937
    FBD Holdings P.L.C...................................      4,345      52,680
    Glanbia P.L.C........................................    101,730   1,673,516
*   Independent News & Media P.L.C.......................    186,318      20,217
    Irish Continental Group P.L.C........................     44,851     275,204
    Kerry Group P.L.C., Class A..........................     11,114   1,180,225
    Kingspan Group P.L.C.................................     39,093   1,815,411
    Paddy Power Betfair P.L.C............................     15,076   1,644,240
    Paddy Power Betfair P.L.C............................      2,721     296,144
*   Permanent TSB Group Holdings P.L.C...................      6,539      16,014
    Smurfit Kappa Group P.L.C............................     80,872   3,323,050
                                                                     -----------
TOTAL IRELAND............................................             14,091,273
                                                                     -----------
ISRAEL -- (0.5%)
*   ADO Group, Ltd.......................................      3,896      79,837
*   Africa Israel Properties, Ltd........................      3,203      70,909
*   Airport City, Ltd....................................     18,007     204,623
    Albaad Massuot Yitzhak, Ltd..........................      1,026      11,955

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
ISRAEL -- (Continued)
*   Allot Communications, Ltd............................   4,506 $   22,788
    Alony Hetz Properties & Investments, Ltd.............  21,217    208,525
    Alrov Properties and Lodgings, Ltd...................   2,314     71,413
    Amot Investments, Ltd................................  30,570    154,191
    Arad, Ltd............................................   2,084     19,932
#*  Arko Holdings, Ltd...................................  73,802     37,208
    Ashtrom Group, Ltd...................................   3,708     13,740
    Ashtrom Properties, Ltd..............................   8,073     33,026
    Atreyu Capital Markets, Ltd..........................       1         10
#   Avgol Industries 1953, Ltd...........................  27,468     27,911
*   Azorim-Investment Development & Construction Co.,
      Ltd................................................  19,836     17,830
    Azrieli Group, Ltd...................................   2,950    141,294
    Bank Hapoalim BM..................................... 274,636  1,942,303
    Bank Leumi Le-Israel BM.............................. 424,093  2,657,914
    Bayside Land Corp....................................     164     72,207
    Bezeq The Israeli Telecommunication Corp., Ltd....... 110,000    116,539
    Big Shopping Centers, Ltd............................   1,032     66,632
    Blue Square Real Estate, Ltd.........................   1,087     37,903
#*  Bonus Biogroup, Ltd..................................  62,416      9,845
*   Brack Capital Properties NV..........................     463     51,628
    Camtek, Ltd..........................................   2,154     17,405
    Carasso Motors, Ltd..................................   7,908     42,773
#*  Cellcom Israel, Ltd..................................  24,501    140,059
    Ceragon Networks, Ltd................................  10,169     40,778
*   Clal Insurance Enterprises Holdings, Ltd.............   9,671    158,133
    Danel Adir Yeoshua, Ltd..............................     515     22,390
    Delek Automotive Systems, Ltd........................  11,971     63,278
    Delek Group, Ltd.....................................   1,289    183,493
    Delta-Galil Industries, Ltd..........................   5,162    149,194
#   Direct Insurance Financial Investments, Ltd..........   7,723     86,817
    Dor Alon Energy in Israel 1988, Ltd..................     820      9,856
#*  El Al Israel Airlines................................ 172,804     42,995
    Elbit Systems, Ltd...................................   1,672    200,747
    Elbit Systems, Ltd...................................     200     24,064
    Electra Consumer Products 1970, Ltd..................   5,498     54,659
    Electra, Ltd.........................................     803    185,399
#*  Energix-Renewable Energies, Ltd......................  18,849     19,646
*   Enlight Renewable Energy, Ltd........................  24,480     12,087
    First International Bank Of Israel, Ltd..............  13,827    297,499
    FMS Enterprises Migun, Ltd...........................   1,064     29,421
    Formula Systems 1985, Ltd............................   4,309    152,740
    Fox Wizel, Ltd.......................................   3,958     81,943
    Frutarom Industries, Ltd.............................   2,673    270,184
*   Gilat Satellite Networks, Ltd........................   6,757     57,252
    Hadera Paper, Ltd....................................   1,077     76,995
    Hamlet Israel-Canada, Ltd............................   1,355     32,839
    Harel Insurance Investments & Financial Services,
      Ltd................................................  48,902    375,916
    Hilan, Ltd...........................................   3,667     82,066
    IDI Insurance Co., Ltd...............................   1,858    112,645
*   Industrial Buildings Corp., Ltd......................  18,959     24,020
    Inrom Construction Industries, Ltd...................  18,124     66,133
    Israel Chemicals, Ltd................................  84,027    402,265
    Israel Discount Bank, Ltd., Class A.................. 148,658    469,950
    Issta Lines, Ltd.....................................     441      7,392
*   Jerusalem Oil Exploration............................   4,710    237,606
*   Kamada, Ltd..........................................   2,220     12,497
    Kenon Holdings, Ltd..................................   4,298     68,493
    Kerur Holdings, Ltd..................................   1,856     48,645
    Klil Industries, Ltd.................................     366     31,445

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
ISRAEL -- (Continued)
    Magic Software Enterprises, Ltd......................   1,425 $    11,969
    Malam - Team, Ltd....................................     221      20,340
    Matrix IT, Ltd.......................................   9,815     103,119
#   Maytronics, Ltd......................................  11,993      61,591
*   Mazor Robotics, Ltd..................................   1,381      43,002
    Mediterranean Towers, Ltd............................   7,055      11,999
    Mega Or Holdings, Ltd................................   4,172      45,594
#   Meitav Dash Investments, Ltd.........................   8,052      24,156
    Melisron, Ltd........................................   3,680     144,634
    Menora Mivtachim Holdings, Ltd.......................  11,768     126,979
*   Migdal Insurance & Financial Holding, Ltd............ 161,328     158,193
    Mivtach Shamir Holdings, Ltd.........................   1,390      25,197
#   Mizrahi Tefahot Bank, Ltd............................  41,901     814,844
    Naphtha Israel Petroleum Corp., Ltd..................  17,285      99,370
    Nawi Brothers, Ltd...................................   3,087      15,883
    Neto ME Holdings, Ltd................................     354      28,160
*   Nice, Ltd............................................   3,603     393,352
#*  Nice, Ltd., Sponsored ADR............................   2,783     304,460
*   Nova Measuring Instruments, Ltd......................   6,918     194,367
    Oil Refineries, Ltd.................................. 718,247     330,834
*   Partner Communications Co., Ltd......................  61,128     235,279
    Paz Oil Co., Ltd.....................................   2,610     372,535
    Phoenix Holdings, Ltd. (The).........................  43,266     231,471
    Plasson Industries, Ltd..............................   1,754      74,318
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd..   1,932      91,483
    Scope Metals Group, Ltd..............................   3,658      92,724
    Shapir Engineering and Industry, Ltd.................  38,800     112,489
    Shikun & Binui, Ltd.................................. 113,628     210,707
    Shufersal, Ltd.......................................  36,792     222,261
    Strauss Group, Ltd...................................   8,386     171,800
    Summit Real Estate Holdings, Ltd.....................   5,245      44,741
*   Suny Cellular Communication, Ltd.....................  31,041      15,007
    Tadiran Holdings, Ltd................................   1,079      26,253
    Teva Pharmaceutical Industries, Ltd., Sponsored ADR..  22,731     544,180
    Teva Pharmaceutical Industries, Ltd..................   5,553     132,775
*   Tower Semiconductor, Ltd.............................  19,738     407,590
*   Union Bank of Israel.................................   5,299      21,829
                                                                  -----------
TOTAL ISRAEL.............................................          16,427,367
                                                                  -----------
ITALY -- (2.2%)
#*  A.S. Roma SpA........................................  23,926      14,653
    A2A SpA.............................................. 756,953   1,388,562
    ACEA SpA.............................................  25,047     395,879
*   Aeffe SpA............................................   7,486      25,197
    Amplifon SpA.........................................  23,696     528,474
    Anima Holding SpA....................................  91,871     492,443
*   Ansaldo STS SpA......................................  10,980     161,800
*   Arnoldo Mondadori Editore SpA........................  66,336     112,833
    Ascopiave SpA........................................  29,894     111,089
    Assicurazioni Generali SpA........................... 164,855   2,923,378
#*  Astaldi SpA..........................................  23,461      52,747
    Atlantia SpA.........................................  46,950   1,390,690
    Autogrill SpA........................................  43,407     473,834
#   Azimut Holding SpA...................................  63,250   1,059,903
*   Banca Carige SpA..................................... 300,788       3,132
    Banca Generali SpA...................................  27,309     735,104
    Banca IFIS SpA.......................................  12,519     391,550
    Banca Mediolanum SpA.................................  69,935     501,452
#*  Banca Monte dei Paschi di Siena SpA..................     520       1,613

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
ITALY -- (Continued)
    Banca Popolare di Sondrio SCPA.......................   141,597 $  612,360
#   Banca Profilo SpA....................................    46,449     11,658
#   Banca Sistema SpA....................................    18,647     45,698
#*  Banco BPM SpA........................................   589,971  1,869,847
    Banco di Desio e della Brianza SpA...................    13,120     33,605
    BasicNet SpA.........................................    10,635     50,841
#   BE...................................................    35,768     38,301
    Biesse SpA...........................................     4,465    183,739
#   BPER Banca...........................................   210,785  1,173,462
    Brembo SpA...........................................    88,127  1,206,219
    Brunello Cucinelli SpA...............................     8,998    373,549
    Buzzi Unicem SpA.....................................    22,520    495,321
    Cairo Communication SpA..............................    42,744    161,885
#   Carraro SpA..........................................    13,914     47,675
    Cementir Holding SpA.................................    15,517    125,701
    Cerved Group SpA.....................................    52,336    601,256
    CIR-Compagnie Industriali Riunite SpA................   132,882    161,120
    CNH Industrial NV....................................   156,507  1,837,317
    Credito Emiliano SpA.................................    31,072    230,081
*   Credito Valtellinese SpA............................. 2,829,464    350,226
#*  d'Amico International Shipping SA....................    45,205      9,136
    Danieli & C Officine Meccaniche SpA..................     5,424    133,118
    Datalogic SpA........................................     5,165    174,177
    Davide Campari-Milano SpA............................    85,368    719,105
    De' Longhi SpA.......................................    15,416    452,927
    DeA Capital SpA......................................    43,727     65,885
#   DiaSorin SpA.........................................     5,874    630,173
    Ei Towers SpA........................................     7,515    500,399
#   El.En. SpA...........................................     2,220     73,244
*   Elica SpA............................................     3,965      9,995
    Emak SpA.............................................    11,344     15,992
    Enav SpA.............................................    28,992    149,325
#   Enel SpA.............................................   784,754  4,371,808
    Eni SpA..............................................   249,664  4,805,667
    Eni SpA, Sponsored ADR...............................       768     29,691
    ERG SpA..............................................    26,376    592,822
    Esprinet SpA.........................................    12,653     57,160
    Falck Renewables SpA.................................    57,487    151,575
    Ferrari NV...........................................    11,140  1,478,562
*   Fiat Chrysler Automobiles NV.........................   275,811  4,702,915
*   Fincantieri SpA......................................   173,288    260,784
    FinecoBank Banca Fineco SpA..........................   126,165  1,479,463
    FNM SpA..............................................    63,935     44,797
#*  GEDI Gruppo Editoriale SpA...........................    57,585     22,773
#   Gefran SpA...........................................     1,857     15,952
#   Geox SpA.............................................    27,658     73,467
#   Gruppo MutuiOnline SpA...............................     6,783    108,878
    Hera SpA.............................................   346,619  1,149,577
*   IMMSI SpA............................................    96,634     60,472
    Industria Macchine Automatiche SpA...................     5,631    472,847
    Infrastrutture Wireless Italiane SpA.................    30,805    251,944
*   Intek Group SpA......................................    29,824     12,561
    Interpump Group SpA..................................    18,524    582,301
    Intesa Sanpaolo SpA..................................   972,475  2,980,282
    Iren SpA.............................................   167,280    472,959
    Italgas SpA..........................................   126,770    729,169
    Italmobiliare SpA....................................     2,852     68,182
    IVS Group SA.........................................     1,731     23,970
*   Juventus Football Club SpA...........................   125,442    127,760

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
ITALY -- (Continued)
    La Doria SpA.........................................     8,722 $   106,904
    Leonardo SpA.........................................    77,670     927,928
    Luxottica Group SpA..................................     3,454     233,532
    Maire Tecnimont SpA..................................    45,174     233,772
    MARR SpA.............................................     8,808     237,391
    Massimo Zanetti Beverage Group SpA...................     2,555      20,935
#*  Mediaset SpA.........................................   266,525     902,367
    Mediobanca Banca di Credito Finanziario SpA..........   106,628   1,104,095
    Moncler SpA..........................................    48,475   2,136,468
#*  Mondo TV SpA.........................................     8,830      45,483
    Nice SpA.............................................     2,776      10,667
    OVS SpA..............................................    56,143     183,536
#   Panariagroup Industrie Ceramiche SpA.................     3,266      11,081
    Parmalat SpA.........................................    83,885     289,975
    Piaggio & C SpA......................................   111,211     293,136
    Poste Italiane SpA...................................   123,985   1,153,489
    Prima Industrie SpA..................................     1,946      82,624
    Prysmian SpA.........................................    65,615   1,676,103
    RAI Way SpA..........................................    20,404     115,883
    Recordati SpA........................................    12,733     474,535
    Reno de Medici SpA...................................    40,226      48,816
    Reply SpA............................................     4,909     331,578
#   Retelit SpA..........................................    27,814      52,288
#*  Rizzoli Corriere Della Sera Mediagroup SpA...........    58,201      72,796
    Sabaf SpA............................................     2,401      45,455
    SAES Getters SpA.....................................     3,674      91,632
#*  Safilo Group SpA.....................................    10,593      54,484
*   Saipem SpA...........................................   231,334   1,208,304
#   Salini Impregilo SpA.................................    76,708     202,250
    Salvatore Ferragamo SpA..............................    16,560     382,347
    Saras SpA............................................   302,267     723,694
    Servizi Italia SpA...................................     2,987      16,161
    Sesa SpA.............................................     2,079      73,256
    Snam SpA.............................................   165,229     709,586
    Societa Cattolica di Assicurazioni SC................    64,881     595,258
    Societa Iniziative Autostradali e Servizi SpA........    36,557     647,520
*   Sogefi SpA...........................................    29,462      73,233
#   SOL SpA..............................................    12,728     161,374
    Tamburi Investment Partners SpA......................    11,416      83,989
    Technogym SpA........................................    32,033     348,755
*   Telecom Italia SpA................................... 3,555,454   2,734,758
*   Telecom Italia SpA, Sponsored ADR....................     8,643      65,860
#   Tenaris SA...........................................    20,521     375,938
    Terna Rete Elettrica Nazionale SpA...................   219,674   1,230,534
#*  Tiscali SpA..........................................   594,547      16,626
#   Tod's SpA............................................     2,352     149,730
#*  TREVI - Finanziaria Industriale SpA..................    41,634      16,775
    UniCredit SpA........................................   152,852   2,698,929
#   Unione di Banche Italiane SpA........................   451,016   1,860,933
#   Unipol Gruppo SpA....................................   172,816     717,849
#   UnipolSai Assicurazioni SpA..........................   298,323     678,049
    Vittoria Assicurazioni SpA...........................     8,425     137,384
    Zignago Vetro SpA....................................     7,898      75,273
                                                                    -----------
TOTAL ITALY..............................................            75,357,326
                                                                    -----------
JAPAN -- (16.9%)
    77 Bank, Ltd. (The)..................................    26,000     626,192
    A&A Material Corp....................................     1,900      21,090
    A&D Co., Ltd.........................................     8,700      81,645

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
JAPAN -- (Continued)
    ABC-Mart, Inc........................................  3,400 $  184,237
    Abist Co., Ltd.......................................    600     24,899
    Accretive Co., Ltd...................................  8,800     21,153
    Achilles Corp........................................  6,100    127,421
#   Acom Co., Ltd........................................  8,900     35,494
#   AD Works Co., Ltd.................................... 42,000     14,342
    Adastria Co., Ltd.................................... 14,800    187,253
    ADEKA Corp........................................... 31,800    538,242
#   Adtec Plasma Technology Co., Ltd.....................  1,500     19,626
    Advan Co., Ltd.......................................  6,600     60,900
    Advance Create Co., Ltd..............................  1,000     20,288
#   Advanex, Inc.........................................    700     13,389
#   Advantage Risk Management Co., Ltd...................  2,200     22,294
    Advantest Corp....................................... 12,600    298,646
    Adventure, Inc.......................................    600     44,912
    Aeon Co., Ltd........................................ 93,024  1,890,132
    Aeon Delight Co., Ltd................................  9,500    347,715
    Aeon Fantasy Co., Ltd................................  3,300    146,404
    AEON Financial Service Co., Ltd...................... 30,500    629,744
#   Aeon Hokkaido Corp...................................  9,700     69,866
    Aeon Mall Co., Ltd................................... 15,100    264,533
#   Aeria, Inc...........................................  6,600     81,815
    AGC, Inc............................................. 61,300  2,569,365
    Agro-Kanesho Co., Ltd................................  3,200     85,838
    Ahresty Corp.........................................  5,200     45,685
    Ai Holdings Corp.....................................  9,200    204,135
    Aica Kogyo Co., Ltd.................................. 13,800    509,680
    Aichi Bank, Ltd. (The)...............................  3,000    140,816
    Aichi Corp........................................... 13,700     78,328
    Aichi Steel Corp.....................................  4,200    161,458
    Aichi Tokei Denki Co., Ltd...........................    800     32,035
    Aida Engineering, Ltd................................ 15,700    150,558
#*  Aiful Corp........................................... 56,700    181,268
#   Aigan Co., Ltd.......................................  4,500     15,828
#   Ain Holdings, Inc.................................... 13,500  1,003,078
    Aiphone Co., Ltd.....................................  3,100     48,843
    Air Water, Inc....................................... 63,400  1,158,972
    Airport Facilities Co., Ltd..........................  8,200     45,593
    Airtech Japan, Ltd...................................  1,900     13,842
    Aisan Industry Co., Ltd.............................. 19,800    180,639
    Aisin Seiki Co., Ltd................................. 31,100  1,450,566
    AIT Corp.............................................  2,100     20,630
    Aizawa Securities Co., Ltd...........................  9,400     62,589
    Ajinomoto Co., Inc................................... 97,500  1,726,280
#   Ajis Co., Ltd........................................  2,100     65,351
    Akatsuki Corp........................................  4,600     17,388
#   Akatsuki, Inc........................................  1,300     49,414
#*  Akebono Brake Industry Co., Ltd...................... 55,500    137,717
    Akita Bank, Ltd. (The)...............................  6,000    161,782
    Albis Co., Ltd.......................................  1,800     50,599
    Alconix Corp......................................... 10,400    160,456
    Alfresa Holdings Corp................................ 23,700    567,402
    Alinco, Inc..........................................  6,000     58,622
#   Alpen Co., Ltd.......................................  7,200    155,576
    Alpha Corp...........................................  3,000     41,425
    Alpha Systems, Inc...................................  2,400     49,528
    Alpine Electronics, Inc.............................. 13,300    296,677
    Alps Electric Co., Ltd............................... 42,200  1,217,408
    Alps Logistics Co., Ltd..............................  1,900     14,494

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Altech Corp..........................................   4,400 $   93,079
    Amada Holdings Co., Ltd..............................  49,100    493,698
    Amano Corp...........................................  13,800    283,886
    Amiyaki Tei Co., Ltd.................................   1,600     63,821
    Amuse, Inc...........................................   4,600    132,007
    ANA Holdings, Inc....................................   4,500    165,245
    Anabuki Kosan, Inc...................................     500     13,953
    Anest Iwata Corp.....................................   8,600     85,622
    Anicom Holdings, Inc.................................   3,200    135,273
    AOI Electronic Co., Ltd..............................   1,300     43,051
    AOI TYO Holdings, Inc................................   3,240     41,148
    AOKI Holdings, Inc...................................  16,400    235,089
#   Aomori Bank, Ltd. (The)..............................   6,600    202,277
    Aoyama Trading Co., Ltd..............................  18,000    595,302
    Aoyama Zaisan Networks Co., Ltd......................   2,000     37,296
    Aozora Bank, Ltd.....................................  12,500    467,107
#   Apaman Co., Ltd......................................   3,200     31,122
*   Apic Yamada Corp.....................................   4,300     13,941
    Arakawa Chemical Industries, Ltd.....................   6,100    102,378
#   Arata Corp...........................................   3,600    194,225
    Araya Industrial Co., Ltd............................   2,300     42,259
#   Arcland Sakamoto Co., Ltd............................   9,100    127,414
    Arcland Service Holdings Co., Ltd....................   4,000     75,538
    Arcs Co., Ltd........................................  15,000    375,564
#*  Ardepro Co., Ltd.....................................  10,700      4,510
    Arealink Co., Ltd....................................   2,300     68,082
    Argo Graphics, Inc...................................   1,700     66,467
    Ariake Japan Co., Ltd................................   1,400    120,134
    Arisawa Manufacturing Co., Ltd.......................  14,200    150,870
#*  Arrk Corp............................................  23,700     23,747
    Artnature, Inc.......................................   9,700     67,957
    ArtSpark Holdings, Inc...............................   2,600     25,311
    As One Corp..........................................   1,700    118,944
    Asahi Broadcasting Group Holdings Corp...............   3,600     26,870
    Asahi Co., Ltd.......................................   6,500     80,239
    Asahi Diamond Industrial Co., Ltd....................  17,500    127,438
    Asahi Group Holdings, Ltd............................  17,500    850,583
    Asahi Holdings, Inc..................................  11,500    230,647
    Asahi Intecc Co., Ltd................................  12,200    466,739
    Asahi Kasei Corp..................................... 203,000  2,713,488
    Asahi Kogyosha Co., Ltd..............................   1,100     33,777
    Asahi Net, Inc.......................................   3,700     17,241
    ASAHI YUKIZAI Corp...................................   5,200    102,557
    Asante, Inc..........................................   1,900     38,241
    Asanuma Corp.........................................  40,000    143,299
    Ashimori Industry Co., Ltd...........................   1,900     42,634
    Asia Pile Holdings Corp..............................   9,800     69,453
    Asics Corp...........................................  31,400    510,978
    ASKA Pharmaceutical Co., Ltd.........................   5,600     65,235
#   Asrapport Dining Co., Ltd............................   4,600     22,746
    Astellas Pharma, Inc.................................  88,200  1,438,620
    Asti Corp............................................   1,300     28,381
#   Asukanet Co., Ltd....................................   1,500     20,238
    Asunaro Aoki Construction Co., Ltd...................   4,000     35,655
    Ateam, Inc...........................................   3,400     71,561
    Atom Corp............................................  28,800    262,049
    Atsugi Co., Ltd......................................   6,500     68,245
    Autobacs Seven Co., Ltd..............................  17,000    292,156
    Aval Data Corp.......................................   1,000     19,233

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
JAPAN -- (Continued)
    Avex, Inc............................................ 15,200 $  208,662
    Awa Bank, Ltd. (The)................................. 71,000    458,742
    Axell Corp...........................................  2,300     16,123
    Axial Retailing, Inc.................................  7,300    267,220
    Azbil Corp........................................... 10,400    456,202
    Bandai Namco Holdings, Inc........................... 20,000    800,169
    Bando Chemical Industries, Ltd....................... 12,900    141,897
    Bank of Iwate, Ltd. (The)............................  6,200    264,329
    Bank of Kochi, Ltd. (The)............................  2,200     23,249
    Bank of Kyoto, Ltd. (The)............................ 12,800    620,139
#   Bank of Nagoya, Ltd. (The)...........................  5,100    186,127
    Bank of Okinawa, Ltd. (The)..........................  8,100    319,589
    Bank of Saga, Ltd. (The).............................  5,400    126,333
    Bank of the Ryukyus, Ltd.............................  4,300     68,201
    Bank of Toyama, Ltd. (The)...........................    300     11,783
#   Baroque Japan, Ltd...................................  6,300     55,638
    BayCurrent Consulting, Inc...........................  3,600    105,972
    Beenos, Inc..........................................  3,400     52,396
    Belc Co., Ltd........................................  4,700    225,853
    Bell System24 Holdings, Inc.......................... 16,800    297,020
    Belluna Co., Ltd..................................... 13,500    157,904
    Benefit One, Inc.....................................  9,700    278,841
    Benesse Holdings, Inc................................  9,500    346,100
*   Bengo4.com, Inc......................................    800     20,663
#   Bic Camera, Inc...................................... 35,800    540,167
    Biofermin Pharmaceutical Co., Ltd....................  1,000     25,598
    BML, Inc.............................................  9,500    237,913
    Bookoff Corp.........................................  3,100     21,860
    Bourbon Corp.........................................    700     16,525
    BP Castrol K.K.......................................  2,900     42,188
    Bridgestone Corp..................................... 75,800  2,990,036
#   Broadband Tower, Inc................................. 19,900     34,410
    Broadleaf Co., Ltd................................... 26,400    159,890
    BRONCO BILLY Co., Ltd................................  2,200     69,672
    Brother Industries, Ltd.............................. 52,200  1,064,833
    Bunka Shutter Co., Ltd............................... 20,500    170,303
    CAC Holdings Corp....................................  5,100     49,248
#   Calbee, Inc.......................................... 11,400    378,167
    Can Do Co., Ltd......................................  5,700     87,137
    Canon Electronics, Inc...............................  6,800    143,709
    Canon Marketing Japan, Inc........................... 14,300    300,054
    Canon, Inc., Sponsored ADR...........................  1,500     48,585
    Canon, Inc........................................... 51,000  1,654,661
    Capcom Co., Ltd...................................... 34,800    902,488
#   Career Co., Ltd......................................  1,000     18,164
    Carlit Holdings Co., Ltd.............................  6,300     57,874
#   Casio Computer Co., Ltd.............................. 37,000    605,389
    Cawachi, Ltd.........................................  6,000    117,785
    CDS Co., Ltd.........................................  1,800     19,591
    Central Automotive Products, Ltd.....................  3,900     63,672
    Central Glass Co., Ltd...............................  9,800    234,265
    Central Japan Railway Co.............................  4,300    895,595
    Central Sports Co., Ltd..............................  2,900    103,487
    Chiba Bank, Ltd. (The)............................... 91,200    651,028
    Chiba Kogyo Bank, Ltd. (The)......................... 18,500     83,353
    Chilled & Frozen Logistics Holdings Co., Ltd.........  4,600     55,359
    CHIMNEY Co., Ltd.....................................  1,200     31,318
    Chino Corp...........................................    800     11,577
#   Chiyoda Co., Ltd.....................................  5,000    103,790

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Chiyoda Corp.........................................  17,300 $  138,508
    Chiyoda Integre Co., Ltd.............................   4,600    101,855
#   Chofu Seisakusho Co., Ltd............................   8,300    177,949
    Chori Co., Ltd.......................................   3,800     70,543
    Chubu Electric Power Co., Inc........................  34,900    538,638
    Chubu Shiryo Co., Ltd................................   8,300    120,579
    Chudenko Corp........................................  12,300    298,219
    Chuetsu Pulp & Paper Co., Ltd........................   3,100     46,360
    Chugai Pharmaceutical Co., Ltd.......................   2,500    127,164
    Chugai Ro Co., Ltd...................................   1,200     27,035
    Chugoku Bank, Ltd. (The).............................  46,500    493,338
    Chugoku Electric Power Co., Inc. (The)...............  37,000    486,858
    Chugoku Marine Paints, Ltd...........................  22,700    217,926
    Chukyo Bank, Ltd. (The)..............................   4,300     89,308
    Chuo Spring Co., Ltd.................................   1,100     38,543
    CI Takiron Corp......................................  15,000     86,499
    Ci:z Holdings Co., Ltd...............................   8,500    377,176
    Citizen Watch Co., Ltd............................... 105,400    694,247
    CKD Corp.............................................  23,800    365,170
    CK-San-Etsu Co., Ltd.................................   2,200     72,545
    Clarion Co., Ltd.....................................  66,000    174,961
    Cleanup Corp.........................................   8,000     57,724
    CMIC Holdings Co., Ltd...............................   6,200    138,845
    CMK Corp.............................................  21,200    147,559
    Coca-Cola Bottlers Japan Holdings, Inc...............  16,050    578,729
    cocokara fine, Inc...................................   4,100    240,622
    Coco's Japan Co., Ltd................................   1,600     33,509
    COLOPL, Inc..........................................  22,900    150,778
    Colowide Co., Ltd....................................  17,700    447,962
    Computer Engineering & Consulting, Ltd...............   8,400    166,867
    COMSYS Holdings Corp.................................  19,500    484,657
    Comture Corp.........................................   3,900    126,578
    Concordia Financial Group, Ltd....................... 166,017    892,612
    CONEXIO Corp.........................................   7,100    141,632
#   Core Corp............................................   1,800     21,235
    Corona Corp..........................................   5,900     67,690
    Cosel Co., Ltd.......................................   4,900     58,036
    Cosmo Energy Holdings Co., Ltd.......................  29,900  1,055,220
    Cosmos Initia Co., Ltd...............................   5,600     35,616
#   Cosmos Pharmaceutical Corp...........................   1,000    220,462
    Cota Co., Ltd........................................   1,430     18,510
#   CRE, Inc.............................................   5,000     42,932
    Create Medic Co., Ltd................................   3,600     44,885
#   Create Restaurants Holdings, Inc.....................  13,200    158,707
    Create SD Holdings Co., Ltd..........................  10,600    263,640
    Credit Saison Co., Ltd...............................  38,200    596,359
    Creek & River Co., Ltd...............................   4,300     44,454
    Cresco, Ltd..........................................     900     26,736
    CTI Engineering Co., Ltd.............................   4,900     63,635
    CTS Co., Ltd.........................................   5,400     52,697
#   CyberAgent, Inc......................................  16,500    866,943
#*  Cyberstep, Inc.......................................     900     16,892
    Cybozu, Inc..........................................   4,900     23,938
    D.A. Consortium Holdings, Inc........................   8,900    215,198
    Dai Nippon Printing Co., Ltd.........................  35,000    764,699
    Dai Nippon Toryo Co., Ltd............................  10,500    133,661
    Daibiru Corp.........................................  18,100    186,918
    Daicel Corp.......................................... 102,700  1,131,494
    Dai-Dan Co., Ltd.....................................   5,800    138,222

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Daido Kogyo Co., Ltd.................................   3,200 $   33,813
    Daido Metal Co., Ltd.................................  15,000    155,722
    Daido Steel Co., Ltd.................................  12,200    602,506
#   Daidoh, Ltd..........................................  10,800     41,763
    Daifuku Co., Ltd.....................................  13,700    603,747
    Daihatsu Diesel Manufacturing Co., Ltd...............   5,100     33,845
    Daihen Corp..........................................  39,000    249,107
    Daiho Corp...........................................  39,000    233,051
    Dai-Ichi Cutter Kogyo K.K............................     900     18,428
    Daiichi Jitsugyo Co., Ltd............................   3,600    114,890
#   Daiichi Kigenso Kagaku-Kogyo Co., Ltd................   9,200     98,355
    Dai-ichi Life Holdings, Inc..........................  88,100  1,663,458
    Daiichi Sankyo Co., Ltd..............................   7,700    319,376
    Dai-ichi Seiko Co., Ltd..............................   3,400     55,613
    Daiichikosho Co., Ltd................................   9,100    432,129
    Daiken Corp..........................................   5,500    123,099
    Daiken Medical Co., Ltd..............................   4,500     33,026
#   Daiki Aluminium Industry Co., Ltd....................  18,800    124,380
    Daiki Axis Co., Ltd..................................   3,000     30,995
    Daikin Industries, Ltd...............................   9,000  1,075,769
#   Daikoku Denki Co., Ltd...............................   3,000     47,488
    Daikokutenbussan Co., Ltd............................   3,300    146,319
    Daikyo, Inc..........................................   8,000    160,394
    Daikyonishikawa Corp.................................  21,700    322,475
    Dainichi Co., Ltd....................................   4,700     33,899
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd................................................   4,600    146,293
#   Daio Paper Corp......................................  32,500    447,937
    Daiohs Corp..........................................   1,300     16,179
    Daiseki Co., Ltd.....................................   6,600    181,113
    Daiseki Eco. Solution Co., Ltd.......................   1,200     10,895
    Daishi Bank, Ltd. (The)..............................  10,500    445,599
    Daishinku Corp.......................................   2,600     29,554
    Daisue Construction Co., Ltd.........................   5,300     61,247
    Daito Pharmaceutical Co., Ltd........................   4,750    149,360
    Daito Trust Construction Co., Ltd....................   3,400    569,730
    Daitron Co., Ltd.....................................   2,200     42,773
    Daiwa House Industry Co., Ltd........................  36,900  1,345,578
    Daiwa Industries, Ltd................................  11,300    128,159
    Daiwa Securities Group, Inc.......................... 213,000  1,242,320
    Daiwabo Holdings Co., Ltd............................   9,000    465,988
    Daiyu Lic Holdings Co., Ltd..........................   4,700     50,986
#   DCM Holdings Co., Ltd................................  43,100    386,040
#   DD Holdings Co., Ltd.................................   1,200     31,985
#   Dear Life Co., Ltd...................................  11,300     53,087
    DeNA Co., Ltd........................................  27,700    522,440
    Denka Co., Ltd.......................................  35,800  1,233,807
    Denki Kogyo Co., Ltd.................................   3,900    106,585
    Densan System Co., Ltd...............................   2,000     38,433
    Denso Corp...........................................  26,200  1,295,985
    Dentsu, Inc..........................................  27,200  1,142,147
    Denyo Co., Ltd.......................................   6,400     97,382
    Descente, Ltd........................................  10,700    203,484
#   Designone Japan, Inc.................................   1,500     13,803
    Dexerials Corp.......................................  24,200    239,823
    DIC Corp.............................................  38,800  1,266,972
    Digital Arts, Inc....................................   3,100    148,591
    Digital Hearts Holdings Co., Ltd.....................   4,100     53,829
    Dip Corp.............................................   9,900    251,768
    Disco Corp...........................................   3,100    529,208

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    DKS Co., Ltd......................................... 21,000 $146,143
    DMG Mori Co., Ltd.................................... 40,100  615,726
    Don Quijote Holdings Co., Ltd........................  6,700  313,185
    Doshisha Co., Ltd....................................  4,900  110,551
    Doutor Nichires Holdings Co., Ltd....................  8,600  162,040
    Dowa Holdings Co., Ltd............................... 26,500  852,153
*   Drecom Co., Ltd......................................  2,600   19,345
    DTS Corp.............................................  9,600  365,227
    Duskin Co., Ltd...................................... 14,400  365,065
    Dvx, Inc.............................................  3,100   39,672
    DyDo Group Holdings, Inc.............................  3,600  198,049
    Dynic Corp...........................................  3,300   30,905
    Eagle Industry Co., Ltd.............................. 12,000  194,590
#   Earth Corp...........................................  3,400  171,660
    East Japan Railway Co................................  9,100  851,142
    Ebara Corp........................................... 21,600  655,286
    Ebara Foods Industry, Inc............................    800   16,838
    Ebara Jitsugyo Co., Ltd..............................  1,900   40,148
    Eco's Co., Ltd.......................................  4,500   70,937
    EDION Corp........................................... 26,100  260,916
#   EF-ON, Inc...........................................  8,760  110,544
    eGuarantee, Inc......................................  3,400   74,181
#   E-Guardian, Inc......................................  2,300   58,708
    Ehime Bank, Ltd. (The)............................... 12,600  145,298
    Eidai Co., Ltd.......................................  7,800   38,649
    Eighteenth Bank, Ltd. (The).......................... 36,000   97,124
    Eiken Chemical Co., Ltd..............................  7,200  157,561
    Eizo Corp............................................  5,100  227,627
    Elan Corp............................................  1,800   54,860
    Elecom Co., Ltd......................................  5,000  118,866
    Electric Power Development Co., Ltd..................  7,600  206,416
    Elematec Corp........................................  2,700   63,630
#   EM Systems Co., Ltd..................................  5,600   62,383
    Endo Lighting Corp...................................  5,800   46,386
#*  Eneres Co., Ltd......................................  8,400   36,366
*   Enigmo, Inc..........................................  2,100   27,174
    en-japan, Inc........................................  7,900  373,813
    Enomoto Co., Ltd.....................................  2,000   23,014
    Enplas Corp..........................................  2,100   59,292
#*  Enshu, Ltd........................................... 22,000   27,417
    Ensuiko Sugar Refining Co., Ltd......................  9,000   20,879
    EPS Holdings, Inc.................................... 16,000  306,135
    eRex Co., Ltd........................................  9,500   96,734
#   ES-Con Japan, Ltd.................................... 20,800  136,323
    ESCRIT, Inc..........................................  3,200   23,066
#   Escrow Agent Japan Co., Ltd..........................  7,800   31,564
    ESPEC Corp...........................................  4,400   92,105
    Excel Co., Ltd.......................................  2,600   59,167
    Exedy Corp........................................... 13,000  418,277
    Ezaki Glico Co., Ltd.................................  5,200  240,841
    F&M Co., Ltd.........................................  1,700   15,689
    F@N Communications, Inc.............................. 13,400   83,884
    Faith, Inc...........................................  4,000   46,777
    FALCO HOLDINGS Co., Ltd..............................  3,000   51,116
#   FamilyMart UNY Holdings Co., Ltd.....................  9,885  922,456
    FANUC Corp...........................................  2,700  544,430
    Fast Retailing Co., Ltd..............................  1,900  832,116
    FCC Co., Ltd......................................... 17,100  502,443
*   FDK Corp............................................. 22,000   38,745

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Feed One Co., Ltd....................................  53,900 $  107,476
    Fenwal Controls of Japan, Ltd........................     700     10,118
#   Ferrotec Holdings Corp...............................  18,700    279,546
#*  FFRI, Inc............................................     800     17,791
    FIDEA Holdings Co., Ltd..............................  73,900    115,833
#   Fields Corp..........................................   6,700     60,360
    Financial Products Group Co., Ltd....................  20,300    246,305
#   FINDEX, Inc..........................................   5,100     33,640
    First Brothers Co., Ltd..............................   3,000     36,002
    First Juken Co., Ltd.................................   1,800     22,557
#   First-corp, Inc......................................   1,100     11,154
*   FIRSTLOGIC, Inc......................................   1,600     10,655
#   Fixstars Corp........................................   4,500     61,785
    FJ Next Co., Ltd.....................................   5,400     49,319
#*  Flight Holdings, Inc.................................   1,700     19,661
    Foster Electric Co., Ltd.............................   8,500    113,936
    FP Corp..............................................   9,600    528,469
    France Bed Holdings Co., Ltd.........................   7,200     62,882
#   Freebit Co., Ltd.....................................   6,000     55,927
#   Freund Corp..........................................   4,300     36,717
    F-Tech, Inc..........................................   6,800     84,118
    FTGroup Co., Ltd.....................................   6,700     91,967
    Fudo Tetra Corp......................................  71,500    129,964
    Fuji Co., Ltd........................................   7,900    154,376
#   Fuji Corp. (6163543).................................   3,600     85,900
    Fuji Corp. (6356592).................................  18,700    331,026
    Fuji Corp., Ltd......................................  10,100     83,617
    Fuji Die Co., Ltd....................................   2,300     18,866
    Fuji Electric Co., Ltd............................... 133,000    982,473
#   Fuji Kyuko Co., Ltd..................................   6,800    206,563
    Fuji Media Holdings, Inc.............................   7,700    126,699
#   Fuji Oil Co., Ltd....................................  28,400    107,342
    Fuji Oil Holdings, Inc...............................  15,300    503,723
    Fuji Pharma Co., Ltd.................................   4,000     69,614
    Fuji Seal International, Inc.........................  18,400    689,896
    Fuji Soft, Inc.......................................   6,800    276,940
    Fujibo Holdings, Inc.................................   4,500    125,979
    Fujicco Co., Ltd.....................................   4,800    105,191
    FUJIFILM Holdings Corp...............................  32,700  1,349,685
    Fujikura Kasei Co., Ltd..............................  10,400     60,324
    Fujikura Rubber, Ltd.................................   8,600     48,766
    Fujikura, Ltd........................................ 193,600  1,247,929
    Fujimak Corp.........................................     700     12,649
    Fujimi, Inc..........................................   4,000     99,840
    Fujimori Kogyo Co., Ltd..............................   7,200    243,466
#   Fujio Food System Co., Ltd...........................   1,800     31,928
#   Fujisash Co., Ltd....................................  35,600     35,755
    Fujishoji Co., Ltd...................................   2,000     21,048
    Fujita Kanko, Inc....................................   3,400     95,785
    Fujitec Co., Ltd.....................................  16,000    228,679
    Fujitsu Frontech, Ltd................................   4,400     53,159
#   Fujitsu General, Ltd.................................  29,800    458,859
    Fujitsu, Ltd......................................... 306,000  2,085,520
    Fujiya Co., Ltd......................................   2,100     44,656
    FuKoKu Co., Ltd......................................   4,600     41,203
    Fukuda Corp..........................................   1,900    114,455
    Fukuda Denshi Co., Ltd...............................     700     46,608
    Fukui Bank, Ltd. (The)...............................   8,200    188,133
    Fukui Computer Holdings, Inc.........................   2,100     37,696

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Fukuoka Financial Group, Inc......................... 112,000 $  612,997
*   Fukushima Bank, Ltd. (The)...........................  11,300     68,889
    Fukushima Industries Corp............................   6,000    296,100
    Fukuyama Transporting Co., Ltd.......................   6,900    335,752
    FULLCAST Holdings Co., Ltd...........................   5,600    140,307
#   Fumakilla, Ltd.......................................   4,000     68,126
#*  Funai Electric Co., Ltd..............................   8,500     48,042
    Funai Soken Holdings, Inc............................   8,970    195,823
    Furukawa Battery Co., Ltd. (The).....................   6,000     49,376
    Furukawa Co., Ltd....................................  11,000    167,836
    Furukawa Electric Co., Ltd...........................  29,100  1,028,209
    Furuno Electric Co., Ltd.............................  10,200    117,147
    Furusato Industries, Ltd.............................   2,600     44,266
    Furyu Corp...........................................   6,900     59,559
#   Fuso Chemical Co., Ltd...............................   8,900    227,924
    Fuso Pharmaceutical Industries, Ltd..................   2,600     68,495
    Futaba Corp..........................................  13,200    240,942
    Futaba Industrial Co., Ltd...........................  28,600    167,385
    Future Corp..........................................  10,500    145,279
    Fuyo General Lease Co., Ltd..........................   7,900    493,891
    G-7 Holdings, Inc....................................   2,800     69,844
    Gakken Holdings Co., Ltd.............................   1,100     45,810
    Gakkyusha Co., Ltd...................................   2,100     34,801
    Gecoss Corp..........................................   4,900     51,266
    Genki Sushi Co., Ltd.................................     800     23,948
    Genky DrugStores Co., Ltd............................   2,000     69,340
#   Geo Holdings Corp....................................  15,200    191,594
    Geostr Corp..........................................   7,300     39,344
    Gfoot Co., Ltd.......................................   4,800     34,190
#   Giken, Ltd...........................................   5,700    133,917
    GL Sciences, Inc.....................................   1,100     14,886
#   Global, Ltd. (The)...................................   1,600     11,247
#   GLOBERIDE, Inc.......................................   4,500    148,304
    Glory, Ltd...........................................  13,800    405,656
    GMO Cloud K.K........................................     600     15,572
    GMO Financial Holdings, Inc..........................   7,700     61,373
#   GMO internet, Inc....................................  21,100    447,520
    GMO Payment Gateway, Inc.............................   2,900    326,787
    Godo Steel, Ltd......................................   3,600     74,176
#   Gokurakuyu Holdings Co., Ltd.........................   8,800     55,478
    Goldcrest Co., Ltd...................................   7,700    132,492
    Goldwin, Inc.........................................   2,600    184,982
#   Golf Digest Online, Inc..............................   6,700     57,942
#   Grandy House Corp....................................   4,200     18,320
*   Gree, Inc............................................  26,300    145,776
    GS Yuasa Corp........................................ 169,000    791,146
#   GSI Creos Corp.......................................   1,800     25,482
    G-Tekt Corp..........................................  11,700    203,238
    Gun-Ei Chemical Industry Co., Ltd....................   1,800     58,147
#   GungHo Online Entertainment, Inc.....................  68,400    146,030
    Gunma Bank, Ltd. (The)...............................  81,100    431,816
#*  Gunosy, Inc..........................................   2,400     39,362
    Gunze, Ltd...........................................   4,400    261,555
    Gurunavi, Inc........................................  19,800    178,892
    H2O Retailing Corp...................................  30,000    480,371
    HABA Laboratories, Inc...............................     900     85,491
    Hachijuni Bank, Ltd. (The)...........................  98,900    436,013
    Hagihara Industries, Inc.............................   4,000     69,659
    Hagiwara Electric Holdings Co., Ltd..................   2,500     70,080

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Hakudo Co., Ltd......................................   2,200 $   42,734
    Hakuhodo DY Holdings, Inc............................  23,700    363,915
    Hakuto Co., Ltd......................................   6,400     91,532
#   Hakuyosha Co., Ltd...................................     800     22,558
    Halows Co., Ltd......................................   2,400     55,401
    Hamakyorex Co., Ltd..................................   7,400    256,597
    Hamamatsu Photonics KK...............................   4,300    182,499
#   Hamee Corp...........................................   1,400     18,135
    Handsman Co., Ltd....................................     800      9,297
#   HANEDA ZENITH HOLDINGS Co., Ltd......................  12,700     37,050
    Hankyu Hanshin Holdings, Inc.........................  33,400  1,330,135
    Hanwa Co., Ltd.......................................  14,300    547,790
    Happinet Corp........................................   4,400     60,931
#   Harada Industry Co., Ltd.............................   4,800     35,299
    Hard Off Corp. Co., Ltd..............................   3,100     28,061
    Harima Chemicals Group, Inc..........................   6,100     46,845
#   Harmonic Drive Systems, Inc..........................   4,600    181,879
    Haruyama Holdings, Inc...............................   3,700     34,049
    Haseko Corp..........................................  60,600    804,146
    Havix Corp...........................................     900      6,532
    Hayashikane Sangyo Co., Ltd..........................   2,900     19,044
    Hazama Ando Corp.....................................  96,600    767,374
    Heiwa Corp...........................................  19,800    444,137
    Heiwa Real Estate Co., Ltd...........................  11,600    208,918
    Heiwado Co., Ltd.....................................  12,800    327,654
#   Helios Techno Holdings Co., Ltd......................   9,800     66,498
    Hibino Corp..........................................   2,500     31,356
    Hibiya Engineering, Ltd..............................   7,600    152,066
    Hiday Hidaka Corp....................................   4,901    104,426
    Hikari Tsushin, Inc..................................   1,300    218,466
    HI-LEX Corp..........................................   4,700    116,877
    Hino Motors, Ltd.....................................  59,500    672,245
    Hinokiya Group Co., Ltd..............................   1,900     53,231
    Hioki EE Corp........................................   2,000     81,506
    Hirakawa Hewtech Corp................................   1,900     23,664
#   Hiramatsu, Inc.......................................  14,800     64,258
#   Hirano Tecseed Co., Ltd..............................   5,000    125,223
#   Hirata Corp..........................................   4,200    281,116
    Hirose Electric Co., Ltd.............................   1,155    140,830
    Hiroshima Bank, Ltd. (The)...........................  68,100    468,626
    Hiroshima Gas Co., Ltd...............................   9,300     31,646
    HIS Co., Ltd.........................................  13,400    405,262
    Hisaka Works, Ltd....................................   8,600     83,894
    Hitachi Capital Corp.................................  30,700    820,377
    Hitachi Chemical Co., Ltd............................  19,400    384,182
    Hitachi Construction Machinery Co., Ltd..............  24,600    791,189
    Hitachi High-Technologies Corp.......................  12,400    506,419
    Hitachi Metals, Ltd..................................  37,300    404,231
    Hitachi Transport System, Ltd........................  16,900    462,220
    Hitachi Zosen Corp...................................  67,900    318,303
    Hitachi, Ltd......................................... 724,000  5,061,309
#   Hitachi, Ltd., ADR...................................   2,000    140,090
#   Hito Communications, Inc.............................   2,200     35,393
    Hochiki Corp.........................................   6,500    121,383
#   Hoden Seimitsu Kako Kenkyusho Co., Ltd...............   1,000     15,428
    Hodogaya Chemical Co., Ltd...........................   2,500     73,284
    Hogy Medical Co., Ltd................................   5,600    193,838
    Hokkaido Electric Power Co., Inc.....................  45,800    295,577
    Hokkaido Gas Co., Ltd................................  12,000     33,159

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Hokkan Holdings, Ltd.................................   5,000 $   16,678
    Hokko Chemical Industry Co., Ltd.....................   8,500     46,443
    Hokkoku Bank, Ltd. (The).............................   8,600    363,373
    Hokuetsu Bank, Ltd. (The)............................   7,500    159,722
    Hokuetsu Corp........................................  53,000    296,388
    Hokuetsu Industries Co., Ltd.........................   8,600     83,814
    Hokuhoku Financial Group, Inc........................  40,000    576,301
    Hokuriku Electric Industry Co., Ltd..................   1,400     15,971
*   Hokuriku Electric Power Co...........................  42,000    440,889
    Hokuriku Electrical Construction Co., Ltd............   3,500     33,583
    Hokuto Corp..........................................   6,400    113,861
    Honda Motor Co., Ltd., Sponsored ADR.................  10,600    324,996
    Honda Motor Co., Ltd................................. 259,300  7,916,594
#   Honda Tsushin Kogyo Co., Ltd.........................   6,800     51,222
    H-One Co., Ltd.......................................  10,500    120,477
    Honeys Holdings Co., Ltd.............................   6,900     64,926
    Honshu Chemical Industry Co., Ltd....................   1,800     18,222
    Hoosiers Holdings....................................  18,200    125,246
    Horiba, Ltd..........................................   8,800    607,416
    Hoshizaki Corp.......................................   2,200    221,583
    Hosiden Corp.........................................  19,200    161,213
    Hosokawa Micron Corp.................................   2,000    130,361
#   Hotland Co., Ltd.....................................   2,600     28,850
    House Foods Group, Inc...............................  13,200    417,658
#   Howa Machinery, Ltd..................................   4,000     33,959
    Hoya Corp............................................  13,100    788,289
    Hulic Co., Ltd.......................................  12,400    121,691
    Hyakugo Bank, Ltd. (The).............................  90,500    383,680
    Hyakujushi Bank, Ltd. (The)..........................  87,000    282,977
    I K K, Inc...........................................   5,600     42,129
    Ibiden Co., Ltd......................................  31,800    523,674
    IBJ Leasing Co., Ltd.................................  12,400    319,331
#   IBJ, Inc.............................................   3,200     18,881
    Ichibanya Co., Ltd...................................   3,098    132,563
    Ichigo, Inc..........................................  66,000    294,458
    Ichiken Co., Ltd.....................................   2,600     60,981
    Ichikoh Industries, Ltd..............................  23,000    305,671
    Ichimasa Kamaboko Co., Ltd...........................   3,500     41,926
    Ichinen Holdings Co., Ltd............................  10,100    132,539
    Ichiyoshi Securities Co., Ltd........................  10,600    104,100
    Icom, Inc............................................   3,300     80,039
#   Idec Corp............................................   5,800    116,505
    Idemitsu Kosan Co., Ltd..............................  50,200  2,261,274
    IDOM, Inc............................................  31,600    115,377
    Ihara Science Corp...................................   3,600     73,067
    IHI Corp.............................................  34,700  1,218,672
    Iida Group Holdings Co., Ltd.........................  25,300    496,207
    Iino Kaiun Kaisha, Ltd...............................  32,700    155,014
    IJT Technology Holdings Co., Ltd.....................   7,000     52,731
#   Ikegami Tsushinki Co., Ltd...........................   7,000      9,359
    Imagica Robot Holdings, Inc..........................   7,200     59,962
    Imasen Electric Industrial...........................   7,400     76,810
    Inaba Denki Sangyo Co., Ltd..........................   5,700    240,552
#   Inaba Seisakusho Co., Ltd............................   3,800     46,089
    Inabata & Co., Ltd...................................  17,000    250,752
    Inageya Co., Ltd.....................................   4,200     68,327
    Ines Corp............................................   1,800     19,168
    I-Net Corp...........................................   5,310     93,987
    Infocom Corp.........................................   6,600    181,076

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Infomart Corp........................................  27,400 $  343,763
    Information Development Co...........................   3,000     35,868
    Information Services International-Dentsu, Ltd.......   4,900    141,650
    Innotech Corp........................................   8,200    106,643
    Inpex Corp...........................................  88,200    968,337
    Intage Holdings, Inc.................................  17,300    179,718
#   Intellex Co., Ltd....................................   1,100      8,593
    Intelligent Wave, Inc................................   1,600     10,320
#   Inter Action Corp....................................   1,700     26,408
    Internet Initiative Japan, Inc.......................  13,900    271,468
    Inui Global Logistics Co., Ltd.......................   5,100     48,372
    I-O Data Device, Inc.................................   4,300     44,282
    Iriso Electronics Co., Ltd...........................   6,400    375,064
    Ise Chemicals Corp...................................     600     16,986
    Iseki & Co., Ltd.....................................   7,400    135,836
    Isetan Mitsukoshi Holdings, Ltd......................  64,400    778,261
#   Ishihara Chemical Co., Ltd...........................   1,600     34,170
*   Ishihara Sangyo Kaisha, Ltd..........................  13,100    161,205
    Ishizuka Glass Co., Ltd..............................     600     12,883
#   Isolite Insulating Products Co., Ltd.................   4,700     31,393
#   Istyle, Inc..........................................  11,100    142,634
    Isuzu Motors, Ltd.................................... 125,300  1,695,650
*   ITbook Co., Ltd......................................   4,600     22,547
    Ito En, Ltd..........................................  11,100    495,984
    ITOCHU Corp..........................................  61,600  1,093,794
    Itochu Enex Co., Ltd.................................  21,900    213,171
    Itochu Techno-Solutions Corp.........................  21,200    403,926
    Itochu-Shokuhin Co., Ltd.............................   1,600     86,528
    Itoham Yonekyu Holdings, Inc.........................  34,500    280,719
    Itoki Corp...........................................  15,400     86,006
*   Itokuro, Inc.........................................     800     44,791
    IwaiCosmo Holdings, Inc..............................   7,900    104,145
#   Iwaki & Co., Ltd.....................................  11,000     49,494
    Iwasaki Electric Co., Ltd............................   1,700     24,729
    Iwatani Corp.........................................  19,900    674,051
    Iwatsu Electric Co., Ltd.............................   4,300     31,157
    Iyo Bank, Ltd. (The).................................  76,700    529,394
    Izumi Co., Ltd.......................................   5,200    313,737
    J Front Retailing Co., Ltd...........................  47,900    702,172
#   J Trust Co., Ltd.....................................  26,300    209,908
    JAC Recruitment Co., Ltd.............................   4,600     98,563
    Jaccs Co., Ltd.......................................   9,200    200,679
    Jafco Co., Ltd.......................................  15,200    556,471
    Jalux, Inc...........................................   3,200     90,153
#   Jamco Corp...........................................   4,400     97,437
    Janome Sewing Machine Co., Ltd.......................   7,000     44,246
    Japan Airlines Co., Ltd..............................  21,700    801,043
    Japan Airport Terminal Co., Ltd......................   3,300    157,036
#   Japan Asia Group, Ltd................................   8,500     35,956
*   Japan Asia Investment Co., Ltd.......................   9,000     27,420
*   Japan Asset Marketing Co., Ltd.......................  50,200     57,093
    Japan Aviation Electronics Industry, Ltd.............  28,000    484,365
    Japan Cash Machine Co., Ltd..........................   5,100     55,699
#*  Japan Display, Inc................................... 281,400    363,688
#   Japan Electronic Materials Corp......................   4,200     29,477
    Japan Exchange Group, Inc............................  42,800    761,338
    Japan Foundation Engineering Co., Ltd................   8,700     30,968
    Japan Investment Adviser Co., Ltd....................   3,000    140,774
    Japan Lifeline Co., Ltd..............................  13,500    291,826

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Japan Material Co., Ltd..............................  18,100 $  253,400
#   Japan Meat Co., Ltd..................................   4,100     77,397
    Japan Medical Dynamic Marketing, Inc.................   7,100     67,335
    Japan Oil Transportation Co., Ltd....................   1,100     31,224
    Japan Petroleum Exploration Co., Ltd.................   8,600    203,739
    Japan Post Holdings Co., Ltd......................... 128,700  1,419,016
#   Japan Property Management Center Co., Ltd............   3,600     43,118
    Japan Pulp & Paper Co., Ltd..........................   3,600    155,642
    Japan Securities Finance Co., Ltd....................  39,500    220,605
    Japan Steel Works, Ltd. (The)........................  21,300    525,139
    Japan Tobacco, Inc...................................  57,700  1,642,125
    Japan Transcity Corp.................................  12,000     61,587
    Japan Wool Textile Co., Ltd. (The)...................  20,600    180,718
    Jastec Co., Ltd......................................   2,800     27,408
    JBCC Holdings, Inc...................................   6,700     79,074
    JCR Pharmaceuticals Co., Ltd.........................     600     28,815
    JCU Corp.............................................   7,600    198,667
    Jeol, Ltd............................................  16,000    159,431
    JFE Holdings, Inc....................................  68,600  1,393,972
    JGC Corp.............................................  24,900    483,167
#*  JIG-SAW, Inc.........................................     800     21,979
    Jimoto Holdings, Inc.................................  46,300     69,295
#   JINS, Inc............................................   4,100    231,351
    JK Holdings Co., Ltd.................................   4,900     38,155
    JMS Co., Ltd.........................................   4,500     27,405
    Joban Kosan Co., Ltd.................................   2,900     48,515
    J-Oil Mills, Inc.....................................   3,900    133,038
    Joshin Denki Co., Ltd................................   5,100    154,661
    Joyful Honda Co., Ltd................................   7,000    106,310
    JP-Holdings, Inc.....................................  15,500     49,707
    JSP Corp.............................................   4,700    119,679
    JSR Corp.............................................  26,500    509,537
    JTEKT Corp...........................................  68,800    997,731
    Juki Corp............................................  15,100    157,440
    Juroku Bank, Ltd. (The)..............................  11,400    310,002
    Justsystems Corp.....................................   6,400    129,812
    JVC Kenwood Corp.....................................  44,800    125,718
    JXTG Holdings, Inc................................... 634,500  4,651,774
    K&O Energy Group, Inc................................   4,200     70,664
    kabu.com Securities Co., Ltd.........................  55,600    185,008
*   Kadokawa Dwango......................................  20,800    221,434
    Kadoya Sesame Mills, Inc.............................     300     15,856
    Kaga Electronics Co., Ltd............................   4,300     96,079
    Kagome Co., Ltd......................................   5,600    171,029
    Kajima Corp.......................................... 242,000  1,888,163
    Kakaku.com, Inc......................................  19,300    406,469
    Kaken Pharmaceutical Co., Ltd........................   9,400    487,686
    Kakiyasu Honten Co., Ltd.............................   3,300     77,814
#   Kameda Seika Co., Ltd................................   4,500    230,083
    Kamei Corp...........................................   9,400    131,825
    Kamigumi Co., Ltd....................................  25,200    527,938
    Kanaden Corp.........................................   6,900     80,977
    Kanagawa Chuo Kotsu Co., Ltd.........................   1,400     47,980
    Kanamic Network Co., Ltd.............................     800     14,847
    Kanamoto Co., Ltd....................................  15,600    486,425
    Kandenko Co., Ltd....................................  35,200    366,584
    Kaneka Corp..........................................  80,000    704,197
    Kaneko Seeds Co., Ltd................................   3,200     46,282
    Kanematsu Corp.......................................  38,800    559,468

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Kanematsu Electronics, Ltd...........................   5,600 $  183,499
    Kansai Electric Power Co., Inc. (The)................  37,400    532,406
*   Kansai Mirai Financial Group, Inc....................  33,235    277,488
    Kansai Paint Co., Ltd................................   8,600    197,905
    Kansai Super Market, Ltd.............................   3,900     41,465
    Kanto Denka Kogyo Co., Ltd...........................  23,700    222,486
    Kao Corp.............................................  16,700  1,219,967
    Kappa Create Co., Ltd................................   2,000     24,354
    Kasai Kogyo Co., Ltd.................................  10,200    127,656
    Katakura Industries Co., Ltd.........................   7,600     87,981
    Kato Sangyo Co., Ltd.................................   6,700    227,525
    Kato Works Co., Ltd..................................   1,600     43,232
    KAWADA TECHNOLOGIES, Inc.............................   1,900    120,348
#   Kawagishi Bridge Works Co., Ltd......................     600     22,539
    Kawai Musical Instruments Manufacturing Co., Ltd.....   2,200     94,246
    Kawasaki Heavy Industries, Ltd.......................  30,400    893,851
#*  Kawasaki Kisen Kaisha, Ltd...........................  21,174    384,522
    Kawasumi Laboratories, Inc...........................   3,600     22,910
    KDDI Corp............................................ 103,100  2,869,979
    Keihan Holdings Co., Ltd.............................  31,600  1,150,644
    Keihanshin Building Co., Ltd.........................  13,600    113,285
    Keihin Co., Ltd......................................   1,500     22,141
    Keihin Corp..........................................  25,300    522,355
    Keikyu Corp..........................................  12,400    203,023
    Keio Corp............................................   5,300    260,278
    Keisei Electric Railway Co., Ltd.....................   8,999    299,644
    Keiyo Bank, Ltd. (The)...............................  84,000    370,756
    Keiyo Co., Ltd.......................................  14,400     69,280
    KEL Corp.............................................   1,800     19,147
    Kenko Mayonnaise Co., Ltd............................   4,700    144,224
    Kewpie Corp..........................................  42,600  1,059,465
    Key Coffee, Inc......................................   3,600     69,013
    Keyence Corp.........................................   3,100  1,639,802
    KFC Holdings Japan, Ltd..............................   5,600     99,632
    KFC, Ltd.............................................     700     15,028
    KH Neochem Co., Ltd..................................   8,300    267,696
    Kimoto Co., Ltd......................................  17,300     50,853
#   Kimura Chemical Plants Co., Ltd......................   5,900     23,301
    Kinden Corp..........................................  29,400    472,634
    King Co., Ltd........................................   2,100      9,427
    King Jim Co., Ltd....................................   4,200     38,998
#*  Kinki Sharyo Co., Ltd. (The).........................   1,800     39,407
*   Kintetsu Department Store Co., Ltd...................   2,400     85,618
    Kintetsu Group Holdings Co., Ltd.....................   9,300    370,086
    Kintetsu World Express, Inc..........................  17,800    359,151
    Kirin Holdings Co., Ltd..............................  39,400  1,008,695
    Kirindo Holdings Co., Ltd............................   2,400     48,855
    Kissei Pharmaceutical Co., Ltd.......................  10,000    281,159
    Ki-Star Real Estate Co., Ltd.........................   2,400     59,156
    Kitagawa Corp........................................   5,100    123,025
    Kita-Nippon Bank, Ltd. (The).........................   2,900     67,863
    Kitano Construction Corp.............................  16,000     57,227
#   Kitanotatsujin Corp..................................  16,200     91,332
    Kito Corp............................................  11,900    222,375
    Kitz Corp............................................  22,900    202,800
    Kiyo Bank, Ltd. (The)................................  23,800    401,536
#   KLab, Inc............................................  16,600    191,323
*   KNT-CT Holdings Co., Ltd.............................   3,300     44,164
    Koa Corp.............................................   9,900    217,292

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Koatsu Gas Kogyo Co., Ltd............................   9,300 $   77,924
#   Kobayashi Metals, Ltd................................   3,100      8,487
    Kobayashi Pharmaceutical Co., Ltd....................   2,400    200,353
    Kobe Bussan Co., Ltd.................................   4,200    207,565
*   Kobe Electric Railway Co., Ltd.......................   1,500     53,618
    Kobe Steel, Ltd...................................... 169,900  1,674,411
    Kohnan Shoji Co., Ltd................................   2,200     48,094
    Kohsoku Corp.........................................   3,600     44,019
    Koito Manufacturing Co., Ltd.........................   7,700    495,995
*   Kojima Co., Ltd......................................   9,800     47,092
    Kokusai Co., Ltd.....................................   1,000      7,868
    Kokuyo Co., Ltd......................................  19,000    321,969
    KOMAIHALTEC, Inc.....................................   1,900     41,361
    Komatsu Seiren Co., Ltd..............................   5,800     49,337
    Komatsu Wall Industry Co., Ltd.......................   3,000     61,494
    Komatsu, Ltd.........................................  41,600  1,229,201
    KOMEDA Holdings Co., Ltd.............................  14,000    268,969
    Komehyo Co., Ltd.....................................   1,700     29,090
    Komeri Co., Ltd......................................  11,200    267,179
    Komori Corp..........................................  19,000    237,650
    Konaka Co., Ltd......................................   9,600     44,714
    Konami Holdings Corp.................................  10,500    494,013
    Kondotec, Inc........................................   4,600     42,176
    Konica Minolta, Inc..................................  95,700    859,128
    Konishi Co., Ltd.....................................   9,300    154,173
    Konoike Transport Co., Ltd...........................   9,600    152,792
#   Konoshima Chemical Co., Ltd..........................   3,900     27,002
    Kosaido Co., Ltd.....................................   8,600     40,844
    Kose Corp............................................   2,100    402,525
    Kosei Securities Co., Ltd. (The).....................   3,000     32,274
    Koshidaka Holdings Co., Ltd..........................  14,000    161,415
    Kotobuki Spirits Co., Ltd............................   5,700    266,504
#   Kourakuen Holdings Corp..............................   2,000     28,947
    Krosaki Harima Corp..................................   3,300    247,901
    KRS Corp.............................................   3,200     87,248
    K's Holdings Corp....................................  57,600    648,515
    KU Holdings Co., Ltd.................................   2,700     22,741
#   Kubota Corp., Sponsored ADR..........................   1,000     84,095
    Kubota Corp..........................................  18,000    302,185
    Kumagai Gumi Co., Ltd................................  16,600    581,371
    Kumiai Chemical Industry Co., Ltd....................  33,963    307,914
    Kunimine Industries Co., Ltd.........................   2,200     20,150
    Kura Corp............................................   3,200    193,153
    Kurabo Industries, Ltd...............................  66,000    206,501
    Kuraray Co., Ltd.....................................  73,000  1,031,774
    Kureha Corp..........................................   6,700    461,772
    Kurimoto, Ltd........................................   4,400     82,942
    Kurita Water Industries, Ltd.........................  21,900    640,588
    Kuriyama Holdings Corp...............................   1,300     23,407
    Kushikatsu Tanaka Holdings Co........................     300      8,413
    Kusuri no Aoki Holdings Co., Ltd.....................   3,900    286,281
    KYB Corp.............................................  10,800    507,411
    Kyocera Corp.........................................  26,951  1,568,556
    Kyoden Co., Ltd......................................   7,200     35,447
    Kyodo Printing Co., Ltd..............................   2,600     70,665
    Kyoei Steel, Ltd.....................................   8,600    168,372
    Kyokuto Boeki Kaisha, Ltd............................  11,000     43,972
    Kyokuto Kaihatsu Kogyo Co., Ltd......................  11,100    182,004
    Kyokuto Securities Co., Ltd..........................   6,500     87,923

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Kyokuyo Co., Ltd.....................................   4,300 $  134,149
    KYORIN Holdings, Inc.................................  14,800    301,345
    Kyoritsu Maintenance Co., Ltd........................  12,820    636,529
    Kyoritsu Printing Co., Ltd...........................  11,300     37,934
    Kyosan Electric Manufacturing Co., Ltd...............  14,100     87,336
    Kyowa Electronic Instruments Co., Ltd................  12,200     47,094
    Kyowa Exeo Corp......................................  19,800    536,533
    Kyowa Hakko Kirin Co., Ltd...........................   6,500    123,502
    Kyowa Leather Cloth Co., Ltd.........................   5,900     53,475
    Kyudenko Corp........................................  12,200    488,673
    Kyushu Electric Power Co., Inc.......................  21,900    258,083
    Kyushu Financial Group, Inc..........................  84,499    432,876
    Kyushu Railway Co....................................   8,100    248,947
#   LAC Co., Ltd.........................................   4,500     70,337
    Lacto Japan Co., Ltd.................................   1,700     98,233
*   Laox Co., Ltd........................................  10,000     36,561
    Lasertec Corp........................................  13,000    385,385
    Lawson, Inc..........................................   6,000    360,299
    LEC, Inc.............................................   5,400    231,721
    Leopalace21 Corp..................................... 123,600    679,169
    Life Corp............................................   7,800    186,283
    LIFULL Co., Ltd......................................  13,100     82,293
#   Like Co., Ltd........................................   1,200     17,472
    Linical Co., Ltd.....................................   2,800     62,331
    Link And Motivation, Inc.............................  11,200    127,155
    Lintec Corp..........................................  14,200    416,844
    Lion Corp............................................  17,000    307,811
#*  Litalico, Inc........................................     400      6,282
    LIXIL Group Corp.....................................  49,600  1,016,704
    Look Holdings, Inc...................................   1,400     17,188
    Luckland Co., Ltd....................................     800     19,696
*   M&A Capital Partners Co., Ltd........................   2,100    132,412
    M3, Inc..............................................  14,100    537,650
    Mabuchi Motor Co., Ltd...............................   7,800    384,308
    Macnica Fuji Electronics Holdings, Inc...............  11,399    193,005
    Maeda Corp...........................................  38,100    447,804
    Maeda Kosen Co., Ltd.................................  10,000    192,793
    Maeda Road Construction Co., Ltd.....................  19,400    375,288
    Maezawa Industries, Inc..............................   2,800     11,581
    Maezawa Kasei Industries Co., Ltd....................   3,200     35,697
    Maezawa Kyuso Industries Co., Ltd....................   3,000     57,301
    Makino Milling Machine Co., Ltd......................  39,000    315,159
    Makita Corp..........................................   5,800    260,919
#   Mamezou Holdings Co., Ltd............................   8,500     77,986
    Mandom Corp..........................................   6,200    193,781
    Mani, Inc............................................   3,400    146,538
    MarkLines Co., Ltd...................................   2,000     36,291
    Mars Engineering Corp................................   2,900     62,898
    Marubeni Corp........................................ 141,900  1,083,360
    Marubun Corp.........................................   6,700     49,786
    Marudai Food Co., Ltd................................  38,000    162,350
    Marufuji Sheet Piling Co., Ltd.......................     400      9,656
    Maruha Nichiro Corp..................................  21,700    807,322
    Marui Group Co., Ltd.................................  40,300    800,726
    Maruichi Steel Tube, Ltd.............................  11,000    379,016
    Maruka Machinery Co., Ltd............................   2,400     44,084
    Marusan Securities Co., Ltd..........................  10,200     85,447
    Maruwa Co., Ltd......................................   2,000    154,126
    Maruwa Unyu Kikan Co., Ltd...........................   4,400    148,909

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Maruyama Manufacturing Co., Inc......................     900 $   14,892
#*  Maruzen CHI Holdings Co., Ltd........................   5,300     17,590
    Maruzen Showa Unyu Co., Ltd..........................  22,000    105,079
    Marvelous, Inc.......................................  11,300     86,123
    Matsuda Sangyo Co., Ltd..............................   5,600     80,889
    Matsui Construction Co., Ltd.........................   8,200     69,823
    Matsui Securities Co., Ltd...........................  19,400    193,543
    Matsumotokiyoshi Holdings Co., Ltd...................   8,000    346,949
    Matsuya Co., Ltd.....................................   7,300     90,802
    Matsuya Foods Co., Ltd...............................   4,000    132,074
    Max Co., Ltd.........................................  10,000    142,072
    Maxell Holdings, Ltd.................................  13,700    226,012
    Maxvalu Tokai Co., Ltd...............................   2,400     52,622
    Mazda Motor Corp..................................... 114,200  1,425,028
    McDonald's Holdings Co. Japan, Ltd...................   3,700    176,925
    MCJ Co., Ltd.........................................  34,200    252,809
    Mebuki Financial Group, Inc.......................... 156,490    559,165
#   MEC Co., Ltd.........................................   4,400     90,379
#   Media Do Holdings Co., Ltd...........................   1,600     33,057
#*  Medical Data Vision Co., Ltd.........................   3,400     51,235
    Medical System Network Co., Ltd......................  11,100     45,328
    Medipal Holdings Corp................................  21,700    441,235
    Medius Holdings Co., Ltd.............................   1,200     10,498
#   Megachips Corp.......................................   8,700    198,667
    Megmilk Snow Brand Co., Ltd..........................  23,400    583,860
    Meidensha Corp.......................................  84,000    316,134
    MEIJI Holdings Co., Ltd..............................  11,200    880,730
    Meiji Shipping Co., Ltd..............................   6,900     25,482
#   Meiko Electronics Co., Ltd...........................  12,800    267,727
#   Meiko Network Japan Co., Ltd.........................   9,100     92,024
    Meisei Industrial Co., Ltd...........................  13,200    106,630
    Meitec Corp..........................................   8,300    412,270
    Meito Sangyo Co., Ltd................................   2,600     41,326
    Meiwa Corp...........................................  11,400     49,576
    Meiwa Estate Co., Ltd................................   6,200     38,006
    Melco Holdings, Inc..................................   3,000    114,578
    Menicon Co., Ltd.....................................  11,200    288,427
#   Mercuria Investment Co., Ltd.........................     900      8,919
    METAWATER Co., Ltd...................................   1,700     50,036
#   Michinoku Bank, Ltd. (The)...........................   5,999     96,125
    Mie Kotsu Group Holdings, Inc........................  23,100    121,343
    Mikuni Corp..........................................  11,100     61,782
    Milbon Co., Ltd......................................   5,900    291,426
#   Mimaki Engineering Co., Ltd..........................   6,000     49,258
    Mimasu Semiconductor Industry Co., Ltd...............   3,900     65,880
    Minebea Mitsumi, Inc.................................  74,661  1,339,949
    Ministop Co., Ltd....................................   4,300     81,451
#   Mipox Corp...........................................   1,700      7,261
    Miraca Holdings, Inc.................................  22,200    645,180
    Miraial Co., Ltd.....................................   2,200     22,443
#   Mirait Holdings Corp.................................  21,500    330,802
    Miroku Jyoho Service Co., Ltd........................   5,000    120,711
    Misawa Homes Co., Ltd................................  12,100    105,874
    MISUMI Group, Inc....................................  16,500    421,556
    Mitani Corp..........................................   1,900     88,550
#   Mitani Sangyo Co., Ltd...............................   3,100      9,664
    Mitani Sekisan Co., Ltd..............................   1,400     34,006
    Mito Securities Co., Ltd.............................  23,200     81,165
    Mitsuba Corp.........................................  21,000    181,354

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
JAPAN -- (Continued)
    Mitsubishi Chemical Holdings Corp....................   293,600 $2,571,775
    Mitsubishi Corp......................................   100,500  2,809,280
    Mitsubishi Electric Corp.............................   223,600  3,037,992
    Mitsubishi Estate Co., Ltd...........................    57,100    990,834
    Mitsubishi Gas Chemical Co., Inc.....................    39,500    882,547
    Mitsubishi Heavy Industries, Ltd.....................    54,400  2,042,781
    Mitsubishi Kakoki Kaisha, Ltd........................     2,100     39,149
    Mitsubishi Logisnext Co., Ltd........................    16,000    197,511
#   Mitsubishi Logistics Corp............................    18,200    416,367
    Mitsubishi Materials Corp............................    33,300    946,974
    Mitsubishi Motors Corp...............................    53,900    412,060
    Mitsubishi Paper Mills, Ltd..........................    11,200     65,243
    Mitsubishi Pencil Co., Ltd...........................     2,400     46,329
    Mitsubishi Research Institute, Inc...................     2,700    104,216
    Mitsubishi Shokuhin Co., Ltd.........................     5,700    152,727
    Mitsubishi Steel Manufacturing Co., Ltd..............     3,900     79,181
    Mitsubishi Tanabe Pharma Corp........................    26,000    487,488
    Mitsubishi UFJ Financial Group, Inc., Sponsored ADR..    47,200    288,864
    Mitsubishi UFJ Financial Group, Inc..................   946,300  5,807,316
    Mitsubishi UFJ Lease & Finance Co., Ltd..............   167,400  1,015,219
    Mitsuboshi Belting, Ltd..............................    12,000    148,484
    Mitsui & Co., Ltd., Sponsored ADR....................       400    133,818
    Mitsui & Co., Ltd....................................   104,000  1,743,044
    Mitsui Chemicals, Inc................................    41,100  1,106,951
*   Mitsui E&S Holdings Co., Ltd.........................    30,600    438,404
    Mitsui Fudosan Co., Ltd..............................    28,700    686,266
#   Mitsui High-Tec, Inc.................................     6,800     87,716
    Mitsui Home Co., Ltd.................................    12,000     83,230
    Mitsui Matsushima Co., Ltd...........................     3,800     53,903
    Mitsui Mining & Smelting Co., Ltd....................    26,700  1,057,472
    Mitsui OSK Lines, Ltd................................    33,900    879,625
    Mitsui Sugar Co., Ltd................................     4,800    145,701
*   Mitsui-Soko Holdings Co., Ltd........................    67,000    212,606
    Mitsuuroko Group Holdings Co., Ltd...................     9,400     71,957
    Mixi, Inc............................................    21,700    571,456
    Miyaji Engineering Group, Inc........................     2,100     37,820
    Miyazaki Bank, Ltd. (The)............................     5,700    173,037
    Mizuho Financial Group, Inc.......................... 1,970,500  3,425,300
    Mizuno Corp..........................................     5,500    180,772
#   Mobile Factory, Inc..................................       900     14,154
    Mochida Pharmaceutical Co., Ltd......................     2,900    210,174
    Modec, Inc...........................................     3,500     97,803
#   Molitec Steel Co., Ltd...............................     5,800     31,940
#   Monex Group, Inc.....................................    69,300    345,448
#   Money Partners Group Co., Ltd........................     8,500     29,470
#   Monogatari Corp. (The)...............................     3,400    313,422
    MonotaRO Co., Ltd....................................    10,200    513,690
    MORESCO Corp.........................................     3,400     51,943
    Morinaga & Co., Ltd..................................     7,700    357,251
    Morinaga Milk Industry Co., Ltd......................    17,800    586,876
    Morita Holdings Corp.................................    11,900    243,265
    Morito Co., Ltd......................................     7,000     58,650
    Morozoff, Ltd........................................       900     54,172
*   Morpho, Inc..........................................       800     20,543
    Mory Industries, Inc.................................     1,400     43,015
    MrMax Holdings, Ltd..................................     5,200     29,936
    MS&AD Insurance Group Holdings, Inc..................    38,800  1,188,431
    MTI, Ltd.............................................    16,600     92,468
    Mugen Estate Co., Ltd................................     6,100     59,450

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
#   m-up, Inc............................................   1,000 $   21,114
    Murakami Corp........................................     400     10,911
    Murata Manufacturing Co., Ltd........................   9,024  1,578,981
    Musashi Seimitsu Industry Co., Ltd...................  12,300    418,715
    Musashino Bank, Ltd. (The)...........................  11,300    349,603
    Mutoh Holdings Co., Ltd..............................     900     19,263
#*  Mynet, Inc...........................................   4,800     51,323
#   N Field Co., Ltd.....................................   3,400     51,732
    Nabtesco Corp........................................  19,600    611,888
    NAC Co., Ltd.........................................   5,800     50,943
#   Nachi-Fujikoshi Corp.................................   6,900    322,910
    Nagano Bank, Ltd. (The)..............................   3,200     52,957
    Nagano Keiki Co., Ltd................................   4,200     49,997
    Nagase & Co., Ltd....................................  27,700    449,431
    Nagatanien Holdings Co., Ltd.........................   6,000     81,137
    Nagawa Co., Ltd......................................   1,400     57,653
    Nagoya Railroad Co., Ltd.............................  16,100    404,095
#   Naigai Tec Corp......................................     700     15,385
    Naigai Trans Line, Ltd...............................   2,300     31,148
    Nakabayashi Co., Ltd.................................   9,300     57,532
    Nakamoto Packs Co., Ltd..............................   1,400     24,770
#*  Nakamura Choukou Co., Ltd............................   1,700     33,087
    Nakamuraya Co., Ltd..................................     600     26,641
    Nakanishi, Inc.......................................   9,900    207,138
    Nakano Corp..........................................   6,200     39,357
    Nakayama Steel Works, Ltd............................  10,100     59,342
    Nakayamafuku Co., Ltd................................   1,600     10,253
    Nakayo, Inc..........................................   1,200     19,050
#   Namura Shipbuilding Co., Ltd.........................  20,900     98,805
    Nankai Electric Railway Co., Ltd.....................  14,300    393,178
    Nanto Bank, Ltd. (The)...............................  11,400    297,751
    Narasaki Sangyo Co., Ltd.............................   7,000     26,054
    Natori Co., Ltd......................................   2,500     41,395
    NDS Co., Ltd.........................................   1,500     75,349
    NEC Capital Solutions, Ltd...........................   5,300     89,744
    NEC Corp.............................................  50,500  1,402,932
    NEC Networks & System Integration Corp...............   6,400    154,071
    NET One Systems Co., Ltd.............................  27,100    591,490
    Neturen Co., Ltd.....................................  12,000    112,079
*   New Japan Chemical Co., Ltd..........................  16,100     33,855
#*  New Japan Radio Co., Ltd.............................   9,600     68,297
*   Nexon Co., Ltd.......................................  14,400    207,485
#   Nextage Co., Ltd.....................................   8,800     64,774
    Nexyz Group Corp.....................................   2,200     33,698
    NGK Insulators, Ltd..................................  50,700    890,369
    NGK Spark Plug Co., Ltd..............................  38,700  1,117,529
    NH Foods, Ltd........................................  17,600    700,675
    NHK Spring Co., Ltd.................................. 114,263  1,142,891
    Nicca Chemical Co., Ltd..............................   2,100     24,849
#   Nice Holdings, Inc...................................   2,400     28,746
    Nichia Steel Works, Ltd..............................   7,700     24,698
    Nichias Corp.........................................  59,000    730,470
    Nichiban Co., Ltd....................................   4,000    107,491
    Nichicon Corp........................................  19,500    244,985
    Nichiden Corp........................................   4,000     74,555
    Nichiha Corp.........................................  12,700    467,429
    NichiiGakkan Co., Ltd................................  21,800    246,649
    Nichi-iko Pharmaceutical Co., Ltd....................  18,800    267,576
    Nichirei Corp........................................  32,500    755,527

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Nichireki Co., Ltd...................................   9,600 $  107,666
    Nichirin Co., Ltd....................................   4,500     97,816
    Nidec Corp...........................................   7,100  1,031,277
    Nifco, Inc...........................................  25,700    776,781
    Nihon Chouzai Co., Ltd...............................   3,300     87,710
#   Nihon Dempa Kogyo Co., Ltd...........................   5,400     25,446
    Nihon Dengi Co., Ltd.................................   1,400     34,866
    Nihon Denkei Co., Ltd................................   1,500     23,016
#   Nihon Eslead Corp....................................   3,000     47,063
    Nihon Flush Co., Ltd.................................   1,900     40,322
#   Nihon House Holdings Co., Ltd........................  18,600     97,722
    Nihon Kagaku Sangyo Co., Ltd.........................   4,300     53,927
    Nihon Kohden Corp....................................  11,200    302,724
    Nihon M&A Center, Inc................................  14,400    384,263
    Nihon Nohyaku Co., Ltd...............................  18,800    114,362
    Nihon Parkerizing Co., Ltd...........................  24,600    365,457
    Nihon Plast Co., Ltd.................................   7,600     70,335
    Nihon Tokushu Toryo Co., Ltd.........................   3,500     72,734
    Nihon Unisys, Ltd....................................  35,900    828,671
    Nihon Yamamura Glass Co., Ltd........................  27,000     46,819
    Nikkato Corp.........................................   2,700     33,684
    Nikkiso Co., Ltd.....................................  15,900    167,071
    Nikko Co., Ltd.......................................   1,600     38,453
    Nikkon Holdings Co., Ltd.............................  21,000    569,199
    Nikon Corp...........................................  36,800    621,220
    Nintendo Co., Ltd....................................     800    270,550
    Nippi, Inc...........................................   1,000     35,351
    Nippo Corp...........................................  16,000    301,326
    Nippon Air Conditioning Services Co., Ltd............   6,100     45,448
    Nippon Aqua Co., Ltd.................................   6,500     21,173
    Nippon Beet Sugar Manufacturing Co., Ltd.............   4,800    100,774
    Nippon Carbide Industries Co., Inc...................   3,800     67,462
#   Nippon Carbon Co., Ltd...............................   3,300    189,975
    Nippon Ceramic Co., Ltd..............................   3,000     78,610
    Nippon Chemi-Con Corp................................   5,500    192,509
    Nippon Chemiphar Co., Ltd............................     900     37,324
    Nippon Coke & Engineering Co., Ltd...................  71,800     75,914
    Nippon Commercial Development Co., Ltd...............   4,900     81,322
    Nippon Computer Dynamics Co., Ltd....................   1,800     19,364
    Nippon Concept Corp..................................   2,000     24,447
    Nippon Concrete Industries Co., Ltd..................  16,800     50,581
#   Nippon Denko Co., Ltd................................  42,600    126,899
    Nippon Densetsu Kogyo Co., Ltd.......................  12,100    249,665
    Nippon Electric Glass Co., Ltd.......................  22,500    727,208
    Nippon Express Co., Ltd..............................  20,200  1,322,271
    Nippon Filcon Co., Ltd...............................   6,000     32,859
    Nippon Fine Chemical Co., Ltd........................   4,800     59,364
#   Nippon Flour Mills Co., Ltd..........................  21,600    365,394
    Nippon Gas Co., Ltd..................................  15,600    756,313
    Nippon Hume Corp.....................................   9,000     74,362
    Nippon Kanzai Co., Ltd...............................   2,200     42,371
    Nippon Kayaku Co., Ltd...............................  40,900    466,405
    Nippon Kinzoku Co., Ltd..............................   2,800     51,042
#   Nippon Kodoshi Corp..................................   3,100     84,121
    Nippon Koei Co., Ltd.................................   4,900    134,908
    Nippon Koshuha Steel Co., Ltd........................   3,200     22,860
    Nippon Light Metal Holdings Co., Ltd................. 330,000    745,486
    Nippon Paint Holdings Co., Ltd.......................  10,200    445,761
#   Nippon Paper Industries Co., Ltd.....................  37,300    611,108

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
#   Nippon Parking Development Co., Ltd..................  53,200 $   84,236
    Nippon Pillar Packing Co., Ltd.......................   8,400    114,575
    Nippon Piston Ring Co., Ltd..........................   1,400     27,562
    Nippon Road Co., Ltd. (The)..........................   2,700    145,274
    Nippon Seiki Co., Ltd................................  16,900    354,612
    Nippon Seisen Co., Ltd...............................   1,200     51,075
*   Nippon Sharyo, Ltd...................................  38,000    102,890
    Nippon Sheet Glass Co., Ltd..........................  31,100    325,571
    Nippon Shinyaku Co., Ltd.............................     800     45,537
    Nippon Shokubai Co., Ltd.............................   6,500    464,720
    Nippon Signal Co., Ltd...............................  19,500    188,406
    Nippon Soda Co., Ltd.................................  47,000    276,140
    Nippon Steel & Sumikin Bussan Corp...................   5,600    287,685
    Nippon Steel & Sumitomo Metal Corp...................  61,580  1,228,106
    Nippon Suisan Kaisha, Ltd............................ 161,400    793,829
    Nippon Systemware Co., Ltd...........................   3,100     56,258
    Nippon Telegraph & Telephone Corp....................  20,900    966,699
    Nippon Thompson Co., Ltd.............................   9,700     71,078
    Nippon Tungsten Co., Ltd.............................     800     15,192
    Nippon Valqua Industries, Ltd........................   7,600    250,953
    Nippon View Hotel Co., Ltd...........................   2,800     34,964
#   Nippon Yakin Kogyo Co., Ltd..........................  27,300     91,956
    Nippon Yusen K.K.....................................  46,600    898,703
    Nipro Corp...........................................  62,300    761,175
    Nishikawa Rubber Co., Ltd............................     300      6,321
    Nishimatsu Construction Co., Ltd.....................  19,600    560,591
#   Nishimatsuya Chain Co., Ltd..........................  11,000    118,813
    Nishi-Nippon Financial Holdings, Inc.................  53,000    633,251
    Nishi-Nippon Railroad Co., Ltd.......................  15,500    408,268
    Nishio Rent All Co., Ltd.............................   9,200    291,831
    Nissan Chemical Corp.................................   7,400    331,754
    Nissan Motor Co., Ltd................................ 477,800  4,519,557
    Nissan Shatai Co., Ltd...............................  27,700    260,788
    Nissan Tokyo Sales Holdings Co., Ltd.................  10,900     33,704
#   Nissei ASB Machine Co., Ltd..........................   2,600    140,956
#   Nissei Build Kogyo Co., Ltd..........................  17,400    185,203
    Nissei Corp..........................................   1,700     18,492
    Nissei Plastic Industrial Co., Ltd...................   5,600     63,972
#   Nissha Co., Ltd......................................   8,700    180,200
    Nisshin Fudosan Co...................................  12,600     77,776
    Nisshin Oillio Group, Ltd. (The).....................  10,700    297,589
    Nisshin Seifun Group, Inc............................   8,900    174,396
    Nisshin Steel Co., Ltd...............................  18,900    265,802
    Nisshinbo Holdings, Inc..............................  43,708    480,927
    Nissin Corp..........................................   5,600    128,575
    Nissin Electric Co., Ltd.............................  20,500    177,605
    Nissin Foods Holdings Co., Ltd.......................   1,000     68,995
    Nissin Kogyo Co., Ltd................................  14,900    255,371
    Nissin Sugar Co., Ltd................................   4,700     91,544
    Nissui Pharmaceutical Co., Ltd.......................   4,200     51,677
    Nitori Holdings Co., Ltd.............................   2,300    346,625
    Nitta Corp...........................................   4,800    189,817
    Nitta Gelatin, Inc...................................   5,000     36,341
    Nittan Valve Co., Ltd................................  12,900     41,150
    Nittetsu Mining Co., Ltd.............................   2,000     96,079
    Nitto Boseki Co., Ltd................................   7,800    193,946
    Nitto Denko Corp.....................................   8,800    638,493
#   Nitto FC Co., Ltd....................................   6,200     43,659
    Nitto Kogyo Corp.....................................  10,300    177,116

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Nitto Kohki Co., Ltd.................................   1,700 $   40,272
    Nitto Seiko Co., Ltd.................................   8,700     57,729
    Nittoc Construction Co., Ltd.........................  10,600     67,413
#   Nittoku Engineering Co., Ltd.........................   4,200    115,751
    NJS Co., Ltd.........................................   2,000     32,045
    nms Holdings Co......................................   3,400     19,383
    Noda Corp............................................   5,100     53,586
    Noevir Holdings Co., Ltd.............................   2,100    138,172
    NOF Corp.............................................  20,700    682,221
    Nohmi Bosai, Ltd.....................................   5,500    109,956
    Nojima Corp..........................................  16,900    347,191
    NOK Corp.............................................  28,500    572,940
    Nomura Co., Ltd......................................   9,800    209,215
    Nomura Holdings, Inc................................. 348,100  1,650,483
#   Nomura Holdings, Inc., Sponsored ADR.................  10,300     48,719
    Nomura Real Estate Holdings, Inc.....................  31,300    683,210
    Nomura Research Institute, Ltd.......................   4,103    197,180
    Noritake Co., Ltd....................................   4,200    229,736
#   Noritsu Koki Co., Ltd................................   7,800    148,444
    Noritz Corp..........................................  12,200    205,573
    North Pacific Bank, Ltd.............................. 116,100    418,012
    Nozawa Corp..........................................   2,600     28,874
    NS Solutions Corp....................................   9,300    245,759
    NS Tool Co., Ltd.....................................   1,900     50,047
    NS United Kaiun Kaisha, Ltd..........................   5,100    105,763
    NSD Co., Ltd.........................................   6,170    132,690
    NSK, Ltd.............................................  79,400    867,189
    NTN Corp............................................. 331,200  1,462,111
    NTT Data Corp........................................  36,000    410,066
    NTT DOCOMO, Inc...................................... 141,400  3,640,332
    NTT Urban Development Corp...........................  23,900    246,972
    NuFlare Technology, Inc..............................   1,900    116,934
    OAK Capital Corp.....................................  22,700     42,232
    Oat Agrio Co., Ltd...................................     800     26,191
    Obara Group, Inc.....................................   4,300    253,164
    Obayashi Corp........................................ 137,800  1,438,655
    Obic Co., Ltd........................................   1,700    146,042
    Odakyu Electric Railway Co., Ltd.....................  14,299    302,864
    Odelic Co., Ltd......................................   1,600     62,662
    Oenon Holdings, Inc..................................  16,000     65,337
    Ogaki Kyoritsu Bank, Ltd. (The)......................  14,100    369,137
    Ohara, Inc...........................................   1,500     36,730
    Ohashi Technica, Inc.................................   3,800     60,026
    Ohba Co., Ltd........................................   4,600     25,861
    Ohsho Food Service Corp..............................   3,600    213,818
    Oiles Corp...........................................   3,900     80,407
    Oita Bank, Ltd. (The)................................   2,700     95,328
    Oji Holdings Corp.................................... 248,000  1,471,526
    Okabe Co., Ltd.......................................  14,700    144,380
#   Okada Aiyon Corp.....................................     800     11,955
    Okamoto Industries, Inc..............................  18,000    206,910
#   Okamoto Machine Tool Works, Ltd......................   1,900     62,947
    Okamura Corp.........................................  19,500    281,403
    Okasan Securities Group, Inc.........................  60,000    286,412
    Oki Electric Industry Co., Ltd.......................  25,000    305,670
    Okinawa Cellular Telephone Co........................   3,100    118,855
    Okinawa Electric Power Co., Inc. (The)...............  10,483    228,358
    OKK Corp.............................................   2,400     24,169
    OKUMA Corp...........................................   6,999    395,208

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Okumura Corp.........................................   8,400 $  276,091
    Okura Industrial Co., Ltd............................   3,400     79,494
    Okuwa Co., Ltd.......................................  12,000    120,710
    Olympus Corp.........................................  10,000    405,968
#   Omikenshi Co., Ltd...................................  28,000     23,116
    Omron Corp...........................................  17,100    773,923
    Ono Pharmaceutical Co., Ltd..........................   6,600    155,953
    ONO Sokki Co., Ltd...................................   3,300     25,254
#   Onoken Co., Ltd......................................   6,000    103,300
    Onward Holdings Co., Ltd.............................  44,600    303,724
    Ootoya Holdings Co., Ltd.............................   1,000     19,754
*   Open Door, Inc.......................................   2,300     44,139
    Open House Co., Ltd..................................  12,000    658,013
#   OPT Holding, Inc.....................................   4,300     94,036
#   Optex Group Co., Ltd.................................   6,800    200,338
#*  Optim Corp...........................................     400     11,266
    Oracle Corp..........................................   1,700    142,689
    Organo Corp..........................................   2,600     67,731
#   Orient Corp.......................................... 172,100    240,443
    Oriental Land Co., Ltd...............................   6,400    695,903
    Origin Electric Co., Ltd.............................   2,100     42,912
    ORIX Corp............................................ 230,000  3,725,422
    Osaka Gas Co., Ltd...................................  19,300    371,434
    Osaka Organic Chemical Industry, Ltd.................   8,500    113,540
    Osaka Soda Co., Ltd..................................   4,400    130,530
    Osaka Steel Co., Ltd.................................   5,100     94,629
    OSAKA Titanium Technologies Co., Ltd.................   8,900    128,566
    Osaki Electric Co., Ltd..............................  17,900    129,980
    OSG Corp.............................................  33,900    762,751
    OSJB Holdings Corp...................................  37,300     92,270
    Otsuka Corp..........................................   6,800    265,220
    Otsuka Holdings Co., Ltd.............................  15,000    692,704
#   Otsuka Kagu, Ltd.....................................   5,900     19,924
    Outsourcing, Inc.....................................  23,500    506,984
    Oval Corp............................................   3,700     10,390
    Oyo Corp.............................................   7,600     94,885
    Pacific Industrial Co., Ltd..........................  18,600    305,017
#*  Pacific Metals Co., Ltd..............................   5,000    144,129
    Pack Corp. (The).....................................   3,200    101,827
    PAL GROUP Holdings Co., Ltd..........................   5,500    129,646
    PALTAC Corp..........................................   9,600    507,443
    Paltek Corp..........................................   3,100     15,765
    Panasonic Corp....................................... 162,700  2,090,550
#   PAPYLESS Co., Ltd....................................     500      8,702
    Paraca, Inc..........................................   1,900     45,552
    Paramount Bed Holdings Co., Ltd......................   4,700    199,112
    Parco Co., Ltd.......................................   7,400     83,967
    Paris Miki Holdings, Inc.............................  10,400     46,316
    Park24 Co., Ltd......................................  17,900    502,289
*   Pasco Corp...........................................   8,000     20,472
#   Pasona Group, Inc....................................   5,800     98,872
    PC Depot Corp........................................   8,700     42,210
    Pegasus Sewing Machine Manufacturing Co., Ltd........   6,000     55,165
    Penta-Ocean Construction Co., Ltd.................... 153,700    968,450
#   Pepper Food Service Co., Ltd.........................   3,800    139,245
    Persol Holdings Co., Ltd.............................   9,300    202,723
    PIA Corp.............................................   1,300     64,043
    Pigeon Corp..........................................   8,400    404,352
    Pilot Corp...........................................  10,200    588,890

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Piolax, Inc..........................................   9,300 $  226,017
#*  Pioneer Corp......................................... 133,500    181,706
    Plant Co., Ltd.......................................   1,200     14,516
#   Plenus Co., Ltd......................................   7,600    122,875
    Pola Orbis Holdings, Inc.............................   7,200    279,017
    Poletowin Pitcrew Holdings, Inc......................   6,000    142,759
    Press Kogyo Co., Ltd.................................  37,100    234,460
    Pressance Corp.......................................  19,800    301,384
    Prestige International, Inc..........................  14,800    172,655
    Prima Meat Packers, Ltd..............................  77,000    387,157
    Pronexus, Inc........................................   4,200     49,001
    Properst Co., Ltd....................................  10,900     19,847
    Pro-Ship, Inc........................................   1,200     26,627
    Prospect Co., Ltd.................................... 169,000     71,163
    Proto Corp...........................................   3,200     39,369
    PS Mitsubishi Construction Co., Ltd..................  16,400     88,938
#   Punch Industry Co., Ltd..............................   8,700     83,684
    Qol Co., Ltd.........................................  11,700    192,736
    Quick Co., Ltd.......................................   3,200     51,257
    Raccoon Co., Ltd.....................................   3,100     14,051
    Raito Kogyo Co., Ltd.................................  19,300    211,738
    Rakus Co., Ltd.......................................   3,800     60,853
    Rakuten, Inc......................................... 214,300  1,510,717
#   Rasa Corp............................................   2,800     25,095
    Rasa Industries, Ltd.................................   3,400     87,119
    Raysum Co., Ltd......................................   6,300     98,639
#   RECOMM Co., Ltd......................................   8,000     18,049
    Recruit Holdings Co., Ltd............................  42,000  1,150,861
    Relia, Inc...........................................   4,600     66,559
    Relo Group, Inc......................................  13,900    376,509
    Renaissance, Inc.....................................   4,300     92,868
    Renesas Easton Co., Ltd..............................   7,000     34,562
*   Renesas Electronics Corp.............................  32,100    286,845
    Rengo Co., Ltd.......................................  75,500    690,431
#*  Renown, Inc..........................................  28,000     34,680
    Resona Holdings, Inc................................. 181,100  1,030,046
    Resorttrust, Inc.....................................  15,500    284,305
#   Retail Partners Co., Ltd.............................   4,200     57,543
    Rheon Automatic Machinery Co., Ltd...................   6,000    100,693
    Rhythm Watch Co., Ltd................................   2,400     44,992
    Riberesute Corp......................................   4,400     36,904
    Ricoh Co., Ltd....................................... 109,100  1,065,098
    Ricoh Leasing Co., Ltd...............................   5,600    183,170
    Ride On Express Holdings Co., Ltd....................   2,800     43,033
#   Right On Co., Ltd....................................   6,500     63,529
    Riken Corp...........................................   3,700    202,691
    Riken Keiki Co., Ltd.................................   2,900     62,837
    Riken Technos Corp...................................  16,000     81,324
    Riken Vitamin Co., Ltd...............................   2,100     79,827
#   Ringer Hut Co., Ltd..................................   5,000    107,134
    Rinnai Corp..........................................   3,500    303,120
    Rion Co., Ltd........................................   1,800     40,593
    Riso Kagaku Corp.....................................   6,100    126,774
    Riso Kyoiku Co., Ltd.................................   7,500     58,381
    Rock Field Co., Ltd..................................   5,600     92,194
    Rohm Co., Ltd........................................  11,400    971,659
    Rohto Pharmaceutical Co., Ltd........................  15,200    457,127
    Rokko Butter Co., Ltd................................   7,600    157,894
    Roland DG Corp.......................................   5,800    135,540

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
#   Rorze Corp...........................................  6,100 $124,766
    Round One Corp....................................... 31,600  470,527
    Royal Holdings Co., Ltd.............................. 12,600  333,275
*   Royal Hotel, Ltd. (The)..............................    800   13,467
    RS Technologies Co., Ltd.............................  1,000   60,559
#*  RVH, Inc.............................................  6,700   19,446
    Ryobi, Ltd........................................... 14,100  471,323
    Ryoden Corp..........................................  5,500   86,749
    Ryohin Keikaku Co., Ltd..............................  1,700  545,639
    Ryosan Co., Ltd......................................  7,300  275,862
#   Ryoyo Electro Corp...................................  7,300  117,458
    S Foods, Inc.........................................  4,800  188,829
    Sac's Bar Holdings, Inc..............................  7,200   62,634
    Sagami Rubber Industries Co., Ltd....................  3,000   68,483
    Saibu Gas Co., Ltd...................................  7,100  188,565
#   Saizeriya Co., Ltd................................... 12,800  265,256
    Sakai Chemical Industry Co., Ltd.....................  4,200  117,732
    Sakai Heavy Industries, Ltd..........................  1,400   47,153
    Sakai Moving Service Co., Ltd........................  4,900  259,317
#   Sakai Ovex Co., Ltd..................................  1,700   39,001
    Sakata INX Corp...................................... 12,100  174,342
    Sakura Internet, Inc.................................  5,400   36,147
    Sala Corp............................................ 19,700  124,570
    SAMTY Co., Ltd.......................................  9,100  161,025
    San Holdings, Inc....................................  2,000   43,701
*   San ju San Financial Group, Inc......................  7,790  150,207
    San-A Co., Ltd.......................................  4,900  225,314
    San-Ai Oil Co., Ltd.................................. 18,000  231,026
*   Sanden Holdings Corp.................................  8,000  106,228
    Sanei Architecture Planning Co., Ltd.................  4,400   78,029
    Sangetsu Corp........................................ 12,500  240,312
    San-In Godo Bank, Ltd. (The)......................... 55,600  522,413
#*  Sanix, Inc........................................... 10,400   34,496
    Sanken Electric Co., Ltd............................. 71,000  386,265
    Sanki Engineering Co., Ltd........................... 16,100  165,316
#   Sanko Gosei, Ltd.....................................  7,800   34,710
#   Sanko Metal Industrial Co., Ltd......................    800   25,420
    Sankyo Co., Ltd......................................  8,400  331,020
    Sankyo Frontier Co., Ltd.............................    500   15,160
    Sankyo Seiko Co., Ltd................................ 10,800   46,620
    Sankyo Tateyama, Inc.................................  9,700  123,213
    Sankyu, Inc.......................................... 18,000  948,618
    Sanoh Industrial Co., Ltd............................ 12,800   83,511
    Sanoyas Holdings Corp................................  9,000   17,858
    Sansei Technologies, Inc.............................  2,300   33,674
    Sansha Electric Manufacturing Co., Ltd...............  4,500   54,357
    Sanshin Electronics Co., Ltd.........................  7,300  127,739
    Santen Pharmaceutical Co., Ltd....................... 18,700  312,785
    Sanwa Holdings Corp.................................. 51,700  588,038
    Sanyo Chemical Industries, Ltd.......................  4,600  213,056
    Sanyo Denki Co., Ltd.................................  2,400  131,516
    Sanyo Electric Railway Co., Ltd......................  3,700   91,488
#   Sanyo Engineering & Construction, Inc................  2,400   19,221
    Sanyo Housing Nagoya Co., Ltd........................  4,700   50,947
#   Sanyo Shokai, Ltd....................................  4,800   87,510
#   Sanyo Special Steel Co., Ltd.........................  8,500  220,202
    Sanyo Trading Co., Ltd...............................  4,700   86,994
    Sapporo Holdings, Ltd................................ 28,300  684,535
    Sata Construction Co., Ltd...........................  4,100   17,421

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Sato Holdings Corp...................................  11,600 $  339,576
    Sato Shoji Corp......................................   3,200     37,849
#   Satori Electric Co., Ltd.............................   4,900     40,414
    Sawada Holdings Co., Ltd.............................   3,800     34,263
    Sawai Pharmaceutical Co., Ltd........................  16,400    775,318
    Saxa Holdings, Inc...................................   1,700     36,322
    SBI Holdings, Inc....................................  52,600  1,435,938
    SBS Holdings, Inc....................................  10,300    122,843
#   Scala, Inc...........................................  11,600    111,780
    SCREEN Holdings Co., Ltd.............................   7,400    539,875
    Scroll Corp..........................................   9,700     50,502
    SCSK Corp............................................   5,900    278,976
    SEC Carbon, Ltd......................................     200     21,937
    Secom Co., Ltd.......................................   9,400    718,466
#   Seed Co., Ltd........................................   8,100    156,049
    Sega Sammy Holdings, Inc.............................  22,900    365,381
    Seibu Electric Industry Co., Ltd.....................     500     17,271
    Seibu Holdings, Inc..................................  44,000    742,514
    Seika Corp...........................................   2,200     46,912
    Seikagaku Corp.......................................   8,400    115,367
*   Seikitokyu Kogyo Co., Ltd............................  14,800     97,238
    Seiko Epson Corp.....................................  67,900  1,225,777
    Seiko Holdings Corp..................................  18,000    395,965
    Seiko PMC Corp.......................................   3,400     32,357
    Seino Holdings Co., Ltd..............................  28,600    499,514
    Seiren Co., Ltd......................................  14,500    260,304
    Sekisui Chemical Co., Ltd............................  86,400  1,546,443
#   Sekisui House, Ltd...................................  65,600  1,118,184
    Sekisui Jushi Corp...................................   9,000    162,219
    Sekisui Plastics Co., Ltd............................   8,400     77,351
    Senko Group Holdings Co., Ltd........................  52,200    410,824
    Senshu Electric Co., Ltd.............................   2,400     71,897
    Senshu Ikeda Holdings, Inc...........................  99,600    354,145
*   Senshukai Co., Ltd...................................  11,500     54,240
    Septeni Holdings Co., Ltd............................  24,100     38,886
#   Seria Co., Ltd.......................................   5,700    261,885
    Seven & I Holdings Co., Ltd..........................  94,200  3,847,116
    Seven Bank, Ltd...................................... 182,900    553,641
    SFP Holdings Co., Ltd................................   4,600     76,498
#   Sharp Corp...........................................  10,100    234,822
#   Shibaura Electronics Co., Ltd........................   3,500    148,489
    Shibaura Mechatronics Corp...........................  26,000     89,695
    Shibusawa Warehouse Co., Ltd. (The)..................   2,800     41,853
    Shibuya Corp.........................................   6,500    209,056
    Shidax Corp..........................................   6,000     21,973
*   SHIFT, Inc...........................................   1,700     73,330
#   Shiga Bank, Ltd. (The)...............................  84,000    445,278
    Shikoku Bank, Ltd. (The).............................  12,900    165,784
    Shikoku Chemicals Corp...............................  10,000    142,873
    Shikoku Electric Power Co., Inc......................  21,800    291,372
    Shima Seiki Manufacturing, Ltd.......................   3,000    163,167
    Shimachu Co., Ltd....................................  15,500    492,582
    Shimadzu Corp........................................  12,000    342,209
    Shimamura Co., Ltd...................................   5,800    542,742
    Shimane Bank, Ltd. (The).............................   1,900     21,446
    Shimano, Inc.........................................   2,700    389,362
    Shimizu Bank, Ltd. (The).............................   2,800     53,781
    Shimizu Corp......................................... 105,000  1,098,972
    Shin Nippon Air Technologies Co., Ltd................   5,600     81,260

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
*   Shin Nippon Biomedical Laboratories, Ltd.............   8,400 $   37,692
    Shinagawa Refractories Co., Ltd......................   2,700    105,780
    Shindengen Electric Manufacturing Co., Ltd...........   3,400    161,998
    Shin-Etsu Chemical Co., Ltd..........................  11,500  1,163,358
    Shin-Etsu Polymer Co., Ltd...........................   9,200     82,942
#*  Shinkawa, Ltd........................................   6,900     55,112
    Shinko Electric Industries Co., Ltd..................  27,200    260,733
    Shinko Plantech Co., Ltd.............................  14,900    140,627
    Shinko Shoji Co., Ltd................................   7,000    105,446
    Shinmaywa Industries, Ltd............................  27,600    334,088
    Shinnihon Corp.......................................  13,000    164,625
    Shinoken Group Co., Ltd..............................  14,400    254,034
    Shinsei Bank, Ltd....................................  34,400    541,802
    Shinsho Corp.........................................   1,600     46,904
#   Shinwa Co., Ltd......................................   2,500     55,294
    Shionogi & Co., Ltd..................................   8,300    453,035
    Ship Healthcare Holdings, Inc........................  20,300    789,340
#   Shirai Electronics Industrial Co., Ltd...............   3,900     15,221
    Shiseido Co., Ltd....................................  16,100  1,186,094
#   Shizuki Electric Co., Inc............................   3,000     21,635
    Shizuoka Bank, Ltd. (The)............................  67,400    622,946
    Shizuoka Gas Co., Ltd................................  29,100    271,451
    Shobunsha Publications, Inc..........................   2,300     15,155
    Shoei Co., Ltd.......................................   3,000    128,393
    Shoei Foods Corp.....................................   4,100    142,070
    Shofu, Inc...........................................   2,700     32,999
*   Shoko Co., Ltd.......................................   2,500     20,358
    Showa Corp...........................................  28,400    477,656
    Showa Denko K.K......................................  62,800  2,995,313
    Showa Sangyo Co., Ltd................................   6,200    163,449
    Showa Shell Sekiyu K.K...............................  56,300    924,020
    Showa Shinku Co., Ltd................................   2,000     33,251
    Sigma Koki Co., Ltd..................................   1,100     19,619
#   Siix Corp............................................  13,700    313,105
    Sinanen Holdings Co., Ltd............................   3,200     79,334
    Sinfonia Technology Co., Ltd.........................  50,000    175,097
    Sinko Industries, Ltd................................   5,800    106,908
    Sintokogio, Ltd......................................  15,100    139,764
    SK-Electronics Co., Ltd..............................   4,300     72,015
    SKY Perfect JSAT Holdings, Inc.......................  61,300    292,693
#   Skylark Holdings Co., Ltd............................  60,800    884,265
    SMC Corp.............................................     700    237,201
#   SMK Corp.............................................  18,000     51,316
#   SMS Co., Ltd.........................................  20,800    423,388
    SNT Corp.............................................  10,200     40,372
    Soda Nikka Co., Ltd..................................   5,600     34,177
    Sodick Co., Ltd......................................  27,400    250,228
    SoftBank Group Corp..................................  52,572  4,390,929
#   Softbank Technology Corp.............................   4,400     78,505
    Softbrain Co., Ltd...................................  18,000     76,193
    Softcreate Holdings Corp.............................   3,200     49,967
#   Software Service, Inc................................     700     49,893
    Sogo Medical Co., Ltd................................  10,400    205,100
    Sohgo Security Services Co., Ltd.....................  12,800    587,115
    Sojitz Corp.......................................... 198,100    719,237
    Soken Chemical & Engineering Co., Ltd................   2,100     38,338
    Solasto Corp.........................................   5,100     49,171
#   Soliton Systems K.K..................................   3,100     31,332
    Sompo Holdings, Inc..................................  27,500  1,117,714

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Sony Corp............................................  68,600 $3,687,031
    Sony Corp., Sponsored ADR............................   9,300    502,386
    Sony Financial Holdings, Inc.........................  17,900    343,975
    Sotetsu Holdings, Inc................................   9,500    293,939
    Sotoh Co., Ltd.......................................   1,600     14,578
    Space Co., Ltd.......................................   2,550     32,542
    Sparx Group Co., Ltd.................................  31,200     73,296
    SPK Corp.............................................   1,200     28,968
    Square Enix Holdings Co., Ltd........................   7,400    349,866
    SRA Holdings.........................................   4,600    133,621
    Srg Takamiya Co., Ltd................................   8,700     55,412
    St Marc Holdings Co., Ltd............................   7,600    185,044
    Stanley Electric Co., Ltd............................  24,800    872,212
    Star Mica Co., Ltd...................................   2,800     56,834
    Star Micronics Co., Ltd..............................   4,200     75,611
    Start Today Co., Ltd.................................  15,000    603,322
    Starts Corp., Inc....................................  18,400    426,740
    Starzen Co., Ltd.....................................   2,300    122,622
    St-Care Holding Corp.................................   4,500     28,048
#   Stella Chemifa Corp..................................   4,300    134,027
    Step Co., Ltd........................................   1,700     24,591
#   Strike Co., Ltd......................................   1,000     33,430
    Studio Alice Co., Ltd................................   4,600    106,149
    Subaru Corp..........................................  94,500  2,761,801
#   Subaru Enterprise Co., Ltd...........................     600     33,183
    Sugi Holdings Co., Ltd...............................   4,200    225,365
    Sugimoto & Co., Ltd..................................   3,300     57,721
    SUMCO Corp...........................................  31,100    665,439
#   Sumida Corp..........................................  14,400    155,284
    Suminoe Textile Co., Ltd.............................   2,300     63,800
#   Sumiseki Holdings, Inc...............................  15,700     20,424
    Sumitomo Bakelite Co., Ltd...........................  51,000    515,742
    Sumitomo Chemical Co., Ltd........................... 374,000  2,153,764
    Sumitomo Corp........................................  78,300  1,289,345
    Sumitomo Dainippon Pharma Co., Ltd...................  22,000    426,942
    Sumitomo Densetsu Co., Ltd...........................   6,400    110,803
    Sumitomo Electric Industries, Ltd.................... 116,500  1,792,136
    Sumitomo Forestry Co., Ltd...........................  64,400  1,051,645
    Sumitomo Heavy Industries, Ltd.......................  23,200    808,258
    Sumitomo Metal Mining Co., Ltd.......................  21,900    787,234
    Sumitomo Mitsui Construction Co., Ltd................  91,120    714,503
    Sumitomo Mitsui Financial Group, Inc................. 109,800  4,357,713
    Sumitomo Mitsui Trust Holdings, Inc..................  27,200  1,080,428
    Sumitomo Osaka Cement Co., Ltd....................... 159,000    758,136
    Sumitomo Precision Products Co., Ltd.................  11,000     36,995
    Sumitomo Realty & Development Co., Ltd...............  36,000  1,319,018
    Sumitomo Riko Co., Ltd...............................  21,000    234,749
    Sumitomo Rubber Industries, Ltd......................  57,595    954,558
    Sumitomo Seika Chemicals Co., Ltd....................   4,500    224,834
    Sumitomo Warehouse Co., Ltd. (The)...................  45,000    290,899
    Sun Corp.............................................   3,900     22,505
    Sun Frontier Fudousan Co., Ltd.......................  15,700    188,949
    Suncall Corp.........................................   2,000     12,708
    Sundrug Co., Ltd.....................................   4,500    180,238
    Suntory Beverage & Food, Ltd.........................   8,100    344,584
    Sun-Wa Technos Corp..................................   3,900     54,835
    Suruga Bank, Ltd.....................................  44,100    395,121
    Suzuken Co., Ltd.....................................  12,870    563,585
    Suzuki Co., Ltd......................................   5,000     41,593

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
JAPAN -- (Continued)
    Suzuki Motor Corp.................................... 24,300 $1,429,275
    SWCC Showa Holdings Co., Ltd......................... 14,200     92,893
    Sysmex Corp..........................................  5,300    502,579
    Systemsoft Corp...................................... 10,400     12,501
    Systena Corp......................................... 21,300    260,487
    Syuppin Co., Ltd.....................................  5,100     83,668
    T Hasegawa Co., Ltd..................................  8,300    180,498
    T RAD Co., Ltd.......................................  4,400    127,779
    T&D Holdings, Inc.................................... 77,900  1,163,987
    T&K Toka Co., Ltd....................................  6,100     70,309
    Tachibana Eletech Co., Ltd...........................  6,180    107,396
    Tachikawa Corp.......................................  3,600     44,095
    Tachi-S Co., Ltd..................................... 11,400    191,412
    Tadano, Ltd.......................................... 24,100    314,206
    Taihei Dengyo Kaisha, Ltd............................  5,900    152,189
    Taiheiyo Cement Corp................................. 29,900    944,774
    Taiheiyo Kouhatsu, Inc...............................  4,300     37,845
    Taiho Kogyo Co., Ltd.................................  7,500     84,344
    Taikisha, Ltd........................................  5,600    162,512
    Taiko Bank, Ltd. (The)...............................  1,000     20,346
    Taisei Corp.......................................... 17,100    951,001
    Taisei Lamick Co., Ltd...............................  1,700     47,811
    Taisei Oncho Co., Ltd................................  1,400     28,974
    Taisho Pharmaceutical Holdings Co., Ltd..............  3,100    351,169
    Taiyo Holdings Co., Ltd..............................  5,000    215,785
    Taiyo Nippon Sanso Corp.............................. 33,900    520,725
#   Taiyo Yuden Co., Ltd................................. 48,900  1,462,512
    Takachiho Koheki Co., Ltd............................  2,500     26,693
    Takamatsu Construction Group Co., Ltd................  4,300    129,060
    Takamatsu Machinery Co., Ltd.........................  1,100     11,602
    Takano Co., Ltd......................................  5,000     49,038
    Takaoka Toko Co., Ltd................................  4,200     66,121
    Takara Holdings, Inc.................................  7,500     87,630
#   Takara Leben Co., Ltd................................ 48,800    166,117
    Takara Printing Co., Ltd.............................  1,000     17,105
    Takara Standard Co., Ltd............................. 14,400    255,969
    Takasago International Corp..........................  5,500    188,239
    Takasago Thermal Engineering Co., Ltd................ 13,400    263,322
    Takashima & Co., Ltd.................................  1,700     32,471
    Takashimaya Co., Ltd................................. 70,000    586,250
#   Take And Give Needs Co., Ltd.........................  6,700     99,915
    TAKEBISHI Corp.......................................  2,100     32,039
#   Takeda Pharmaceutical Co., Ltd....................... 89,000  3,757,837
    Takeei Corp..........................................  9,800     91,672
    Takeuchi Manufacturing Co., Ltd...................... 15,300    358,440
    Takihyo Co., Ltd.....................................  1,200     25,235
    Takisawa Machine Tool Co., Ltd.......................  2,200     35,794
    Takuma Co., Ltd...................................... 20,700    253,748
#   Tama Home Co., Ltd...................................  8,600     81,663
    Tamron Co., Ltd......................................  4,200     79,104
    Tamura Corp.......................................... 30,000    198,989
    TANABE ENGINEERING Corp..............................  1,500     13,559
    Tanseisha Co., Ltd................................... 10,550    129,737
#   Tateru, Inc..........................................  6,600    110,220
    Tatsuta Electric Wire and Cable Co., Ltd............. 16,300     92,768
    Tayca Corp...........................................  6,000    125,658
    Tazmo Co., Ltd.......................................  3,900     55,175
    Tbk Co., Ltd.........................................  7,400     33,932
    TDC Soft, Inc........................................  1,200     17,686

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    TDK Corp.............................................  12,600 $1,349,925
    Tear Corp............................................   1,900     17,832
    TechMatrix Corp......................................   7,000    142,366
    Techno Ryowa, Ltd....................................   1,900     15,711
    Techno Smart Corp....................................     800      8,555
    TechnoPro Holdings, Inc..............................  11,500    729,930
    Tecnos Japan, Inc....................................   3,200     28,062
    Teijin, Ltd.......................................... 105,600  1,972,302
    Teikoku Electric Manufacturing Co., Ltd..............   5,100     65,977
    Teikoku Sen-I Co., Ltd...............................   4,500     96,622
    Teikoku Tsushin Kogyo Co., Ltd.......................   3,200     36,290
    Tekken Corp..........................................   4,300    111,909
    Tenma Corp...........................................   5,600    101,982
    Tenox Corp...........................................   1,200     11,004
#   Tenpos Holdings Co., Ltd.............................   1,100     21,408
*   Tera Probe, Inc......................................   1,400     16,437
#   Teraoka Seisakusho Co., Ltd..........................   1,600     10,759
    Terasaki Electric Co., Ltd...........................   1,100     13,285
    Terumo Corp..........................................   9,100    499,919
    T-Gaia Corp..........................................   5,800    140,303
    THK Co., Ltd.........................................  20,000    544,802
    Tigers Polymer Corp..................................   4,400     30,526
    TIS, Inc.............................................  24,700  1,186,195
    TKC Corp.............................................   5,200    193,803
    Toa Corp. (6894434)..................................   6,700     68,883
    Toa Corp. (6894508)..................................   6,900    179,001
    Toa Oil Co., Ltd.....................................  41,000     87,424
    TOA ROAD Corp........................................   1,500     51,429
    Toagosei Co., Ltd....................................  44,600    522,602
    Toba, Inc............................................     400     11,211
    Tobishima Corp.......................................  83,600    152,152
    Tobu Railway Co., Ltd................................   9,600    282,986
    TOC Co., Ltd.........................................  14,700    109,353
    Tocalo Co., Ltd......................................  29,000    332,350
    Tochigi Bank, Ltd. (The).............................   6,000     22,154
    Toda Corp............................................  76,000    665,540
#   Toda Kogyo Corp......................................   1,400     39,833
    Toei Animation Co., Ltd..............................   5,400    193,861
    Toei Co., Ltd........................................   2,500    262,239
    Toell Co., Ltd.......................................   1,900     16,915
    Toenec Corp..........................................   2,800     82,976
#   Togami Electric Manufacturing Co., Ltd...............     999     16,632
    Toho Bank, Ltd. (The)................................  74,100    294,782
    Toho Co., Ltd........................................   7,900    235,890
    Toho Co., Ltd........................................   1,600     33,174
    Toho Gas Co., Ltd....................................   9,400    321,135
#   Toho Holdings Co., Ltd...............................  22,200    546,790
    Toho Titanium Co., Ltd...............................  16,000    175,453
    Toho Zinc Co., Ltd...................................   5,800    214,749
#   Tohoku Bank, Ltd. (The)..............................   3,000     37,954
    Tohoku Electric Power Co., Inc.......................  23,300    296,720
    Tohoku Steel Co., Ltd................................   1,200     16,445
#   Tokai Carbon Co., Ltd................................  21,300    390,856
    Tokai Corp...........................................   5,200    113,920
    TOKAI Holdings Corp..................................  45,700    452,136
    Tokai Rika Co., Ltd..................................  32,400    672,921
    Tokai Tokyo Financial Holdings, Inc..................  49,500    285,111
    Token Corp...........................................   4,000    308,411
    Tokio Marine Holdings, Inc...........................  53,400  2,540,554

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Tokio Marine Holdings, Inc., ADR.....................   1,600 $   76,240
    Tokushu Tokai Paper Co., Ltd.........................   3,200    123,876
    Tokuyama Corp........................................  34,800  1,100,838
#*  Tokyo Base Co., Ltd..................................   5,400     30,175
    Tokyo Broadcasting System Holdings, Inc..............   6,700    138,963
    Tokyo Century Corp...................................  13,300    726,903
    Tokyo Dome Corp......................................  36,200    303,290
*   Tokyo Electric Power Co. Holdings, Inc...............  74,300    356,033
    Tokyo Electron Device, Ltd...........................   2,600     49,599
    Tokyo Electron, Ltd..................................   6,000  1,051,799
    Tokyo Energy & Systems, Inc..........................   8,000     87,446
    Tokyo Gas Co., Ltd...................................  21,000    512,933
    Tokyo Individualized Educational Institute, Inc......   6,100     64,404
#   Tokyo Keiki, Inc.....................................   6,600     69,431
    Tokyo Kiraboshi Financial Group, Inc.................  10,700    246,452
    Tokyo Ohka Kogyo Co., Ltd............................   8,700    315,731
    Tokyo Printing Ink Manufacturing Co., Ltd............     500     12,562
    Tokyo Rakutenchi Co., Ltd............................     700     31,181
#   Tokyo Rope Manufacturing Co., Ltd....................   5,600     89,997
    Tokyo Sangyo Co., Ltd................................   7,700     48,956
    Tokyo Seimitsu Co., Ltd..............................  10,600    359,822
    Tokyo Steel Manufacturing Co., Ltd...................  28,300    242,794
    Tokyo Tatemono Co., Ltd..............................  52,100    701,486
    Tokyo Tekko Co., Ltd.................................     600      9,419
    Tokyo Theatres Co., Inc..............................   2,800     35,840
    Tokyotokeiba Co., Ltd................................   4,300    174,207
    Tokyu Construction Co., Ltd..........................  46,000    464,431
    Tokyu Corp...........................................  28,100    483,783
    Tokyu Fudosan Holdings Corp.......................... 250,000  1,699,360
    Tokyu Recreation Co., Ltd............................   1,000     43,243
    Toli Corp............................................  17,400     56,290
    Tomato Bank, Ltd.....................................   1,900     26,032
    Tomen Devices Corp...................................     800     20,520
    Tomoe Corp...........................................   9,200     39,145
    Tomoe Engineering Co., Ltd...........................   3,200     68,539
    Tomoegawa Co., Ltd...................................   8,000     19,869
    Tomoku Co., Ltd......................................   4,500     83,357
    TOMONY Holdings, Inc.................................  53,800    242,001
    Tomy Co., Ltd........................................  47,800    396,650
    Tonami Holdings Co., Ltd.............................   2,000    118,157
    Topcon Corp..........................................  33,200    575,732
    Toppan Forms Co., Ltd................................  19,500    198,554
    Toppan Printing Co., Ltd.............................  75,000    577,071
    Topre Corp...........................................  16,600    436,873
    Topy Industries, Ltd.................................   6,000    164,648
    Toray Industries, Inc................................ 177,400  1,374,816
    Torex Semiconductor, Ltd.............................   2,800     35,894
    Toridoll Holdings Corp...............................   6,800    151,145
    Torigoe Co., Ltd. (The)..............................   3,600     32,357
    Torii Pharmaceutical Co., Ltd........................   5,300    128,029
#   Torikizoku Co., Ltd..................................   1,700     37,058
    Torishima Pump Manufacturing Co., Ltd................   6,300     57,357
    Tosei Corp...........................................  14,200    139,788
*   Toshiba Corp......................................... 163,000    498,080
    Toshiba Machine Co., Ltd.............................  33,000    161,743
    Toshiba Plant Systems & Services Corp................   3,100     68,621
    Toshiba TEC Corp.....................................  73,000    425,259
    Tosho Co., Ltd.......................................   4,400    157,165
#   Tosho Printing Co., Ltd..............................   7,400     65,080

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
JAPAN -- (Continued)
    Tosoh Corp...........................................  76,000 $ 1,241,321
#   Totech Corp..........................................   1,300      30,230
    Totetsu Kogyo Co., Ltd...............................   8,800     266,999
    TOTO, Ltd............................................   8,599     401,866
    Totoku Electric Co., Ltd.............................   1,400      33,908
    Tottori Bank, Ltd. (The).............................   3,000      44,901
    Toukei Computer Co., Ltd.............................     500      13,885
#   Tow Co., Ltd.........................................   6,900      49,871
    Towa Bank, Ltd. (The)................................  11,800     126,371
    Towa Corp............................................   8,500      83,747
    Towa Pharmaceutical Co., Ltd.........................   4,400     244,749
    Toyo Construction Co., Ltd...........................  45,200     193,363
    Toyo Corp............................................   8,000      66,247
    Toyo Denki Seizo K.K.................................   3,000      45,521
#*  Toyo Engineering Corp................................  11,400      73,761
    Toyo Gosei Co., Ltd..................................   1,700      14,846
    Toyo Ink SC Holdings Co., Ltd........................  13,800     377,880
    Toyo Kanetsu K.K.....................................   2,900      99,240
    Toyo Logistics Co., Ltd..............................   3,600      11,674
    Toyo Machinery & Metal Co., Ltd......................   6,400      44,255
    Toyo Securities Co., Ltd.............................  22,000      49,579
    Toyo Seikan Group Holdings, Ltd......................  36,200     667,560
    Toyo Suisan Kaisha, Ltd..............................  17,100     618,941
    Toyo Tanso Co., Ltd..................................   3,800     109,076
    Toyo Tire & Rubber Co., Ltd..........................  59,300     937,606
    Toyo Wharf & Warehouse Co., Ltd......................   2,300      35,961
    Toyobo Co., Ltd......................................  31,300     529,819
    Toyoda Gosei Co., Ltd................................  35,800     908,415
    Toyota Boshoku Corp..................................  30,400     565,337
    Toyota Industries Corp...............................  10,200     577,353
    Toyota Motor Corp., Sponsored ADR....................  10,100   1,331,584
    Toyota Motor Corp.................................... 261,588  17,194,463
    Toyota Tsusho Corp...................................  35,000   1,196,410
    TPR Co., Ltd.........................................  11,300     287,050
    Trancom Co., Ltd.....................................   4,500     330,741
#   Transaction Co., Ltd.................................   2,000      15,781
    Transcosmos, Inc.....................................   4,600     118,882
    Trend Micro, Inc.....................................   5,400     319,067
    Tri Chemical Laboratories, Inc.......................   1,700      68,495
#   Trinity Industrial Corp..............................   2,000      12,739
    Trusco Nakayama Corp.................................  12,400     313,298
#   Trust Tech, Inc......................................   2,500     103,501
    TS Tech Co., Ltd.....................................  19,300     796,655
    TSI Holdings Co., Ltd................................  27,900     199,211
    Tsubaki Nakashima Co., Ltd...........................   1,800      42,734
    Tsubakimoto Chain Co.................................  53,000     488,138
    Tsubakimoto Kogyo Co., Ltd...........................   1,000      33,621
#*  Tsudakoma Corp.......................................   1,400      25,500
    Tsugami Corp.........................................  23,000     221,866
    Tsukada Global Holdings, Inc.........................   9,500      54,347
    Tsukishima Kikai Co., Ltd............................   8,500     114,452
    Tsukuba Bank, Ltd....................................  23,600      59,993
    Tsukui Corp..........................................  32,700     296,552
    Tsumura & Co.........................................  14,100     458,552
    Tsuruha Holdings, Inc................................   2,000     246,028
    Tsurumi Manufacturing Co., Ltd.......................   6,100     117,916
    Tsutsumi Jewelry Co., Ltd............................   2,700      46,734
    Tsuzuki Denki Co., Ltd...............................   1,500      14,269
    TV Asahi Holdings Corp...............................   8,100     162,196

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
JAPAN -- (Continued)
    Tv Tokyo Holdings Corp...............................  4,800 $  133,934
#   TYK Corp.............................................  8,500     31,716
    UACJ Corp............................................ 20,400    442,010
    Ube Industries, Ltd.................................. 51,100  1,375,502
    UKC Holdings Corp....................................  4,400     89,811
    Ulvac, Inc........................................... 18,100    713,634
    UMC Electronics Co., Ltd.............................  2,600     60,420
    Umenohana Co., Ltd...................................    500     12,234
    Unicharm Corp........................................ 13,800    420,259
    Uniden Holdings Corp................................. 25,000     73,942
    UNIMAT Retirement Community Co., Ltd.................  2,400     33,169
    Union Tool Co........................................  1,900     63,128
    Unipres Corp......................................... 20,500    416,731
    United Arrows, Ltd...................................  7,300    284,023
    United Super Markets Holdings, Inc................... 21,000    241,461
#   UNITED, Inc..........................................  1,900     39,752
*   Unitika, Ltd......................................... 17,200    103,258
#*  Universal Entertainment Corp.........................  2,000     65,353
    Unizo Holdings Co., Ltd..............................  9,200    170,535
#   Urbanet Corp. Co., Ltd...............................  6,200     20,449
#*  U-Shin, Ltd.......................................... 14,500     95,992
    Ushio, Inc........................................... 38,800    505,510
    USS Co., Ltd......................................... 12,000    227,746
*   UT Group Co., Ltd....................................  7,800    272,358
    Utoc Corp............................................  3,100     14,558
    V Technology Co., Ltd................................  1,500    265,996
    Valor Holdings Co., Ltd.............................. 18,900    405,640
    ValueCommerce Co., Ltd...............................  5,400     93,090
#*  V-Cube, Inc..........................................  2,200     11,598
    Vector, Inc..........................................  8,100    175,572
    VeriServe Corp.......................................  1,100     40,549
*   VIA Holdings, Inc....................................  7,400     49,359
    Village Vanguard Co., Ltd............................  3,100     28,040
*   Vision, Inc..........................................  1,900     71,550
#*  Visionary Holdings Co., Ltd.......................... 36,500     40,428
    Vital KSK Holdings, Inc.............................. 14,500    150,132
    Vitec Holdings Co., Ltd..............................  4,100     79,840
    Voyage Group, Inc....................................  4,500     53,389
    VT Holdings Co., Ltd................................. 45,400    231,085
    Wacoal Holdings Corp................................. 16,400    451,866
    Wacom Co., Ltd....................................... 15,900     81,031
    Wakachiku Construction Co., Ltd......................  4,500     68,418
    Wakita & Co., Ltd.................................... 14,600    175,708
    Warabeya Nichiyo Holdings Co., Ltd...................  5,700    116,944
    Watahan & Co., Ltd...................................  2,900     79,578
    WATAMI Co., Ltd......................................  5,500     66,293
    Watts Co., Ltd.......................................  1,100     10,772
    WDB Holdings Co., Ltd................................  2,700     94,481
    Weathernews, Inc.....................................  1,500     47,015
    Welcia Holdings Co., Ltd.............................  4,600    233,933
    West Holdings Corp...................................  6,900     54,460
    West Japan Railway Co................................  4,900    342,558
    Will Group, Inc......................................  5,500     55,821
    WIN-Partners Co., Ltd................................  5,300     79,058
#   WirelessGate, Inc....................................  2,100     23,446
    Wood One Co., Ltd....................................  3,200     41,121
    World Holdings Co., Ltd..............................  2,100     67,107
    Wowow, Inc...........................................  3,000     90,969
    Xebio Holdings Co., Ltd..............................  9,900    147,580

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
JAPAN -- (Continued)
#   YAC Holdings Co., Ltd................................  2,400 $   18,795
    Yachiyo Industry Co., Ltd............................  2,600     29,850
    Yagi & Co., Ltd......................................  1,400     23,594
    Yahagi Construction Co., Ltd.........................  8,500     70,570
#   Yahoo Japan Corp..................................... 74,700    284,203
    Yaizu Suisankagaku Industry Co., Ltd.................  1,500     16,379
    Yakult Honsha Co., Ltd...............................  3,500    252,385
#   Yakuodo Co., Ltd.....................................  3,300    113,463
    YAMABIKO Corp........................................ 14,000    185,059
    YAMADA Consulting Group Co., Ltd.....................  4,000    109,507
#   Yamada Denki Co., Ltd................................ 74,188    367,982
    Yamagata Bank, Ltd. (The)............................ 10,100    228,515
    Yamaguchi Financial Group, Inc....................... 48,000    543,952
    Yamaha Corp..........................................  2,500    116,984
    Yamaha Motor Co., Ltd................................ 63,700  1,681,677
#   Yamaichi Electronics Co., Ltd........................ 10,400    130,367
#   YA-MAN, Ltd..........................................  8,700    138,486
    Yamanashi Chuo Bank, Ltd. (The)...................... 59,000    223,961
    Yamashina Corp....................................... 25,000     22,656
#   Yamashin-Filter Corp.................................  8,000     82,469
    Yamatane Corp........................................  3,200     59,154
    Yamato Corp..........................................  4,600     29,659
    Yamato Holdings Co., Ltd.............................  1,000     28,983
    Yamato International, Inc............................  2,300     12,444
    Yamato Kogyo Co., Ltd................................ 15,200    474,028
    Yamaura Corp.........................................  2,400     19,385
    Yamaya Corp..........................................  1,800     46,998
    Yamazaki Baking Co., Ltd............................. 49,000  1,218,484
    Yamazawa Co., Ltd....................................  1,300     21,695
    Yamazen Corp......................................... 15,500    158,555
    Yaoko Co., Ltd.......................................  8,800    455,692
    Yashima Denki Co., Ltd...............................  3,000     24,712
    Yaskawa Electric Corp................................ 27,200    899,524
    Yasuda Logistics Corp................................  6,700     55,893
#   Yasunaga Corp........................................  4,500     80,166
    Yellow Hat, Ltd......................................  4,200    121,491
    Yodogawa Steel Works, Ltd............................  7,500    197,349
    Yokogawa Bridge Holdings Corp........................ 11,700    215,985
    Yokogawa Electric Corp............................... 41,800    743,449
    Yokohama Reito Co., Ltd.............................. 14,000    125,853
    Yokohama Rubber Co., Ltd. (The)...................... 53,900  1,154,519
    Yokowo Co., Ltd......................................  6,300    111,378
    Yomeishu Seizo Co., Ltd..............................  2,100     46,404
    Yomiuri Land Co., Ltd................................  1,699     72,794
    Yondenko Corp........................................  1,200     27,952
    Yondoshi Holdings, Inc...............................  4,600    104,102
    Yorozu Corp..........................................  8,100    129,104
#   Yoshinoya Holdings Co., Ltd..........................  7,000    118,438
    Yossix Co., Ltd......................................    700     20,088
    Yotai Refractories Co., Ltd..........................  5,800     40,431
    Yuasa Trading Co., Ltd...............................  6,300    205,352
    Yuken Kogyo Co., Ltd.................................  1,100     25,694
#   Yume No Machi Souzou Iinkai Co., Ltd.................  6,100    140,083
    Yumeshin Holdings Co., Ltd........................... 12,600    129,903
    Yurtec Corp.......................................... 15,000    123,390
    Yushiro Chemical Industry Co., Ltd...................  3,700     52,840
    Zaoh Co., Ltd........................................  1,100     15,511
    Zenitaka Corp. (The).................................  1,000     52,007
    Zenkoku Hosho Co., Ltd...............................  6,200    272,866

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES     VALUE>>
                                                            --------- ------------
JAPAN -- (Continued)
    Zenrin Co., Ltd........................................    10,200 $    279,195
    Zensho Holdings Co., Ltd...............................    16,000      356,596
    Zeon Corp..............................................    64,600      731,884
*   ZIGExN Co., Ltd........................................    15,800      125,216
    Zojirushi Corp.........................................     1,500       19,333
#   Zuiko Corp.............................................     1,100       31,872
    Zuken, Inc.............................................     3,700       53,780
                                                                      ------------
TOTAL JAPAN................................................            591,097,616
                                                                      ------------
MALAYSIA -- (0.6%)
#   7-Eleven Malaysia Holdings Bhd, Class B................    96,583       35,188
    Aeon Co. M Bhd.........................................   180,200      101,002
    AEON Credit Service M Bhd..............................    39,449      145,350
    AFFIN Bank Bhd.........................................   115,800       73,212
    AirAsia Group Bhd......................................   844,500      741,287
#*  AirAsia X Bhd..........................................   882,200       80,475
    Ajinomoto Malaysia Bhd.................................     8,000       43,328
    Alliance Bank Malaysia Bhd.............................   373,600      369,586
    AMMB Holdings Bhd......................................   371,300      367,727
    Ann Joo Resources Bhd..................................    70,900       33,909
#   Astro Malaysia Holdings Bhd............................   138,200       62,245
#   Axiata Group Bhd.......................................   374,955      406,177
    Batu Kawan Bhd.........................................     2,600       11,142
#*  Berjaya Assets Bhd.....................................   176,800       15,031
*   Berjaya Corp. Bhd...................................... 1,139,136       84,097
#   Berjaya Food Bhd.......................................    35,000       12,924
    Berjaya Sports Toto Bhd................................   346,206      201,109
*   Bermaz Auto Bhd........................................   190,800      102,380
    BIMB Holdings Bhd......................................   114,900      112,384
    Boustead Holdings Bhd..................................   152,600       89,391
    Boustead Plantations Bhd...............................   196,420       61,884
    British American Tobacco Malaysia Bhd..................    20,000      168,747
*   Bumi Armada Bhd........................................   810,800      142,596
#   Bursa Malaysia Bhd.....................................   163,650      315,052
    CAB Cakaran Corp. Bhd..................................   180,900       41,915
    Cahya Mata Sarawak Bhd.................................   136,600      105,943
    Carlsberg Brewery Malaysia Bhd, Class B................    40,300      189,863
    CB Industrial Product Holding Bhd......................    88,300       27,368
    CCM Duopharma Biotech Bhd..............................    51,619       15,656
    CIMB Group Holdings Bhd................................   361,546      520,597
    CJ Century Logistics Holdings Bhd, Class B.............    80,400       13,572
    Coastal Contracts Bhd..................................    22,700        6,481
    Cypark Resources Bhd...................................    35,200       20,877
    D&O Green Technologies Bhd.............................   241,100       43,439
    Dagang NeXchange Bhd...................................   236,200       23,949
    Datasonic Group Bhd....................................   113,400       22,648
*   Dayang Enterprise Holdings Bhd.........................    39,800        6,955
    Dialog Group Bhd.......................................   131,400      107,526
#   DiGi.Com Bhd...........................................   139,200      155,987
    DRB-Hicom Bhd..........................................   270,000      147,926
    Dutch Lady Milk Industries Bhd.........................     3,800       62,610
#   Eastern & Oriental Bhd.................................   236,250       89,062
*   Eco World Development Group Bhd........................   443,900      136,676
#   Econpile Holdings Bhd..................................   220,100       49,088
    Ekovest BHD............................................   333,800       62,157
    Engtex Group Bhd.......................................    99,700       27,034
    Evergreen Fibreboard Bhd...............................    78,450        9,862
#   FGV Holdings Bhd.......................................   832,500      355,174
    Fraser & Neave Holdings Bhd............................    13,800      126,742

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
MALAYSIA -- (Continued)
    Frontken Corp. Bhd................................... 234,500 $   31,428
    Gabungan AQRS Bhd....................................  50,500     17,399
    Gadang Holdings Bhd.................................. 148,150     27,385
    Gamuda Bhd........................................... 283,300    270,081
    Gas Malaysia Bhd.....................................  64,000     46,479
    Genting Bhd.......................................... 494,700  1,065,737
    Genting Malaysia Bhd................................. 234,200    291,950
    Genting Plantations Bhd..............................  26,200     60,278
#   George Kent Malaysia Bhd............................. 206,750     73,150
    Globetronics Technology Bhd.......................... 122,966     75,756
    Hai-O Enterprise Bhd.................................  49,800     53,974
#   HAP Seng Consolidated Bhd............................  63,700    153,779
    Hartalega Holdings Bhd............................... 128,000    193,946
    Heineken Malaysia Bhd................................  36,100    201,421
#   Hengyuan Refining Co. Bhd............................  55,100     92,420
    HeveaBoard Bhd....................................... 130,500     27,658
*   Hiap Teck Venture Bhd................................ 299,100     28,078
#*  Hibiscus Petroleum Bhd............................... 333,500     79,178
    Hong Leong Bank Bhd..................................  17,780     83,633
    Hong Leong Financial Group Bhd.......................  42,578    189,564
    Hong Leong Industries Bhd............................  19,300     51,728
#   HSS Engineers Bhd....................................  70,500     12,944
#   IHH Healthcare Bhd...................................  84,700    123,283
    IJM Corp. Bhd........................................ 660,000    318,684
    Inari Amertron Bhd................................... 651,525    393,484
    Insas Bhd............................................ 185,000     41,003
#   IOI Corp. Bhd........................................ 168,900    192,274
    IOI Properties Group Bhd............................. 379,625    177,708
*   Iris Corp. Bhd....................................... 499,300     18,521
*   Iskandar Waterfront City Bhd......................... 133,400     25,823
#*  JAKS Resources Bhd...................................  59,200     15,477
    Jaya Tiasa Holdings Bhd.............................. 117,200     19,764
    JCY International Bhd................................ 290,600     18,945
    Karex Bhd............................................  48,450      9,780
    Kerjaya Prospek Group Bhd............................ 104,940     39,515
    Kesm Industries Bhd..................................   7,900     33,180
#*  KNM Group Bhd........................................ 580,320     28,587
#   Kossan Rubber Industries............................. 167,800    181,414
    KPJ Healthcare Bhd................................... 463,600    119,732
*   KSL Holdings Bhd..................................... 135,319     29,645
    Kuala Lumpur Kepong Bhd..............................  22,100    134,721
    Kumpulan Perangsang Selangor Bhd.....................  43,400     20,723
*   Lafarge Malaysia Bhd.................................  55,000     42,862
*   Land & General Bhd................................... 399,300     19,687
    LBS Bina Group Bhd................................... 255,180     58,379
    Lii Hen Industries Bhd...............................  74,300     51,405
    Lingkaran Trans Kota Holdings Bhd....................  42,500     45,381
*   Lion Industries Corp. Bhd............................  95,700     19,761
    LPI Capital Bhd......................................  40,440    166,758
    Magni-Tech Industries Bhd............................  62,700     74,133
    Magnum Bhd........................................... 194,100    105,050
    Mah Sing Group Bhd................................... 450,875    144,448
    Malakoff Corp. Bhd................................... 230,500     55,079
#   Malayan Banking Bhd.................................. 173,854    420,034
    Malayan Flour Mills Bhd.............................. 121,400     38,311
*   Malayan United Industries Bhd........................ 518,500     24,277
    Malaysia Airports Holdings Bhd....................... 136,800    311,714
    Malaysia Building Society Bhd........................ 473,333    130,437
    Malaysia Marine and Heavy Engineering Holdings Bhd...  61,800     11,933

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE>>
                                                          --------- --------
MALAYSIA -- (Continued)
    Malaysian Pacific Industries Bhd.....................    40,200 $106,358
#   Malaysian Resources Corp. Bhd........................   467,100   89,395
#   Malton Bhd...........................................    92,900   15,218
    Matrix Concepts Holdings Bhd.........................   158,966   81,379
    Maxis Bhd............................................    62,600   89,325
    MBM Resources BHD....................................    26,700   15,769
*   Media Prima Bhd......................................   204,800   27,047
    Mega First Corp. Bhd.................................    61,400   53,459
    MISC Bhd.............................................   151,500  249,311
    Mitrajaya Holdings Bhd...............................   128,048   17,970
    MKH Bhd..............................................   100,700   35,766
    MMC Corp. Bhd........................................   137,400   49,719
*   MNRB Holdings Bhd....................................    33,400   16,149
    Muda Holdings Bhd....................................    25,400   11,280
#*  Mudajaya Group Bhd...................................    55,800    7,914
    Muhibbah Engineering M Bhd...........................   111,200   83,205
*   Mulpha International Bhd.............................    39,460   20,424
    My EG Services Bhd...................................   315,400   96,488
    Nestle Malaysia Bhd..................................     1,700   61,789
    NTPM Holdings Bhd....................................   104,000   14,979
    OCK Group Bhd........................................   171,300   27,440
    Oriental Holdings BHD................................    56,500   87,447
    OSK Holdings Bhd.....................................   270,450   67,182
    Padini Holdings Bhd..................................   116,700  172,257
*   Parkson Holdings Bhd.................................    70,119   10,389
*   Pentamaster Corp. Bhd................................    46,600   32,910
*   PESTECH International Bhd............................   154,500   57,881
    Petron Malaysia Refining & Marketing Bhd.............    31,700   61,451
    Petronas Chemicals Group Bhd.........................   109,100  239,943
    Petronas Dagangan Bhd................................    13,400   89,130
    Petronas Gas Bhd.....................................    21,900  101,047
    PIE Industrial Bhd...................................    20,300    7,761
    Pos Malaysia Bhd.....................................    68,000   73,915
    PPB Group Bhd........................................    76,920  312,420
    Press Metal Aluminium Holdings Bhd...................   361,200  425,917
    Protasco Bhd.........................................    85,895   11,636
    Public Bank Bhd......................................   115,500  684,145
    QL Resources Bhd.....................................   155,350  229,407
    RGB International Bhd................................   284,600   18,948
    RHB Bank Bhd.........................................   139,657  187,094
    Sam Engineering & Equipment M Bhd....................    10,100   18,171
*   Sapura Energy Bhd.................................... 1,734,600  258,535
    Sarawak Oil Palms Bhd................................    91,800   70,046
    SCGM Bhd.............................................    20,700    7,166
    Scientex Bhd.........................................    94,100  182,885
    Shangri-La Hotels Malaysia Bhd.......................    17,500   25,331
    Sime Darby Bhd.......................................   129,470   80,520
#   Sime Darby Plantation Bhd............................    98,670  127,655
#   Sime Darby Property Bhd..............................    98,670   32,616
*   Sino Hua-An International Bhd........................   142,900   10,608
    SKP Resources Bhd....................................   274,300  100,778
    SP Setia Bhd Group...................................    98,562   72,136
    Star Media Group Bhd.................................    62,900   18,900
*   Sumatec Resources Bhd................................   822,800    8,131
*   Sunsuria Bhd.........................................    44,400   10,176
    Sunway Bhd...........................................   370,703  139,629
    Sunway Construction Group Bhd........................    94,890   44,643
    Supermax Corp. Bhd...................................   141,600  152,799
    Syarikat Takaful Malaysia Keluarga Bhd...............   110,800  107,423

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
MALAYSIA -- (Continued)
    Ta Ann Holdings Bhd..................................   100,580 $    63,635
    TA Enterprise Bhd....................................   293,000      46,882
    TA Global Bhd........................................   228,100      16,845
    Taliworks Corp. Bhd..................................    41,200      13,076
    TDM Bhd..............................................   268,620      17,223
#   Telekom Malaysia Bhd.................................    79,600      77,701
    Tenaga Nasional Bhd..................................    81,700     315,654
    Thong Guan Industries Bhd............................    14,600       9,794
    TIME dotCom Bhd......................................    36,300      73,282
    Tiong NAM Logistics Holdings.........................    56,304      14,550
    Top Glove Corp. Bhd..................................   124,800     311,701
    Tropicana Corp. Bhd..................................    93,378      19,749
    Tune Protect Group Bhd...............................   191,000      44,226
    UEM Edgenta Bhd......................................    74,800      39,372
    UEM Sunrise Bhd......................................   526,400     118,739
    UMW Holdings Bhd.....................................   137,700     203,308
    Unisem M Bhd.........................................   254,900     164,450
    UOA Development Bhd..................................   213,100     125,814
*   Velesto Energy Bhd................................... 1,515,873     110,216
    ViTrox Corp. Bhd.....................................    30,600      48,270
#   VS Industry Bhd......................................   627,324     259,698
*   Wah Seong Corp. Bhd..................................    46,800      15,340
#   WCT Holdings Bhd.....................................   265,050      64,973
    Wellcall Holdings Bhd................................    53,700      16,377
    Westports Holdings Bhd...............................   135,300     123,463
    Yinson Holdings Bhd..................................   204,100     231,601
*   YNH Property Bhd.....................................   124,093      41,657
    YTL Corp. Bhd........................................ 1,357,826     451,752
    YTL Power International Bhd..........................   234,906      70,520
                                                                    -----------
TOTAL MALAYSIA...........................................            21,554,488
                                                                    -----------
MEXICO -- (0.8%)
    Alfa S.A.B. de C.V., Class A......................... 1,254,446   1,708,245
    Alpek S.A.B. de C.V..................................   194,769     328,869
    Alsea S.A.B. de C.V..................................   205,549     708,259
    America Movil S.A.B. de C.V., Series L...............   810,955     694,007
    America Movil S.A.B. de C.V., Class L Sponsored ADR..    26,000     444,860
    Arca Continental S.A.B. de C.V.......................    65,518     435,058
#*  Axtel S.A.B. de C.V..................................   420,313      86,824
    Banco Santander Mexico SA Institucion de Banca
      Multiple Grupo Financiero..........................
    Santand, ADR.........................................     5,600      46,816
    Banco Santander Mexico SA Institucion de Banca
      Multiple Grupo Financiero..........................
    Santand, Class B.....................................   283,480     478,050
    Bolsa Mexicana de Valores S.A.B. de C.V..............    99,547     186,940
*   Cemex S.A.B. de C.V.................................. 1,744,120   1,302,633
*   Cemex S.A.B. de C.V., Sponsored ADR..................    40,226     299,687
    Coca-Cola Femsa S.A.B. de C.V., Series L.............    49,047     306,844
#   Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR........       800      49,992
    Consorcio ARA S.A.B. de C.V., Series *...............   305,491     113,426
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V.,
      ADR................................................     4,146      30,556
#*  Controladora Vuela Cia de Aviacion S.A.B. de C.V.,
      Class A............................................   107,898      79,139
    Corp. Inmobiliaria Vesta S.A.B. de C.V...............   141,655     220,413
    Credito Real S.A.B. de C.V. SOFOM ER.................    84,592     118,915
    El Puerto de Liverpool S.A.B. de C.V.................    19,894     148,316
*   Elementia S.A.B. de C.V..............................    21,051      15,643
#*  Empresas ICA S.A.B. de C.V...........................    42,400         212
    Fomento Economico Mexicano S.A.B. de C.V.............    51,454     505,464
#*  Genomma Lab Internacional S.A.B. de C.V., Class B....   418,247     332,573
#   Gentera S.A.B. de C.V................................   444,917     480,301

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE>>
                                                                 ------- -----------
MEXICO -- (Continued)
    Gruma S.A.B. de C.V., Class B...............................  64,299 $   831,089
*   Grupo Aeromexico S.A.B. de C.V..............................  83,368     126,543
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V..........  75,723     460,365
    Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR........   1,600     151,280
#   Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B....  89,797     849,416
    Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR.........     500      89,345
    Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B.....  18,655     333,208
    Grupo Bimbo S.A.B. de C.V., Series A........................ 181,392     388,522
    Grupo Carso S.A.B. de C.V., Series A1.......................  68,490     285,165
    Grupo Cementos de Chihuahua S.A.B. de C.V...................  18,759     120,912
    Grupo Comercial Chedraui S.A. de C.V........................ 120,689     295,801
#   Grupo Elektra S.A.B. de C.V.................................  12,142     454,246
*   Grupo Famsa S.A.B. de C.V., Class A.........................  60,103      40,310
    Grupo Financiero Banorte S.A.B. de C.V...................... 205,987   1,436,776
    Grupo Financiero Inbursa S.A.B. de C.V...................... 270,413     446,148
    Grupo Herdez S.A.B. de C.V., Series *....................... 125,714     270,615
*   Grupo Hotelero Santa Fe S.A.B. de C.V.......................  60,872      35,437
    Grupo Industrial Saltillo S.A.B. de C.V.....................   7,630      11,360
    Grupo Lala S.A.B. de C.V....................................  82,509      87,787
    Grupo Mexico S.A.B. de C.V., Series B....................... 676,834   2,130,614
#   Grupo Rotoplas S.A.B. de C.V................................  42,322      54,726
    Grupo Sanborns S.A.B. de C.V................................  66,549      69,271
*   Grupo Simec S.A.B. de C.V., Series B........................  33,392     109,308
    Grupo Televisa S.A.B., Series CPO........................... 335,898   1,336,545
    Grupo Televisa S.A.B., Sponsored ADR........................  14,900     296,212
#*  Hoteles City Express S.A.B. de C.V..........................  99,087     128,552
*   Impulsora del Desarrollo y el Empleo en America Latina
      S.A.B. de C.V.............................................  18,300      30,070
    Industrias Bachoco S.A.B. de C.V., ADR......................     200      11,879
    Industrias Bachoco S.A.B. de C.V., Series B.................  65,926     325,425
*   Industrias CH S.A.B. de C.V., Series B......................  69,874     325,418
    Industrias Penoles S.A.B. de C.V............................  48,407     820,733
    Infraestructura Energetica Nova S.A.B. de C.V...............  47,449     232,207
    Kimberly-Clark de Mexico S.A.B. de C.V., Class A............ 276,689     509,502
*   La Comer S.A.B. de C.V...................................... 143,111     157,410
    Megacable Holdings S.A.B. de C.V............................ 131,091     629,017
    Mexichem S.A.B. de C.V...................................... 473,286   1,656,193
*   Minera Frisco S.A.B. de C.V................................. 129,447      55,563
    Nemak S.A.B. de C.V......................................... 357,006     294,412
    OHL Mexico S.A.B. de C.V....................................   5,854       8,352
    Organizacion Cultiba S.A.B. de C.V..........................  15,310      12,322
*   Organizacion Soriana S.A.B. de C.V., Class B................  50,685      95,726
    Promotora y Operadora de Infraestructura S.A.B. de C.V......  46,487     480,191
    Promotora y Operadora de Infraestructura S.A.B. de C.V......   1,940      14,781
    Qualitas Controladora S.A.B. de C.V.........................  54,504     145,985
    Rassini S.A.B. de C.V.......................................  22,358      81,789
    Rassini S.A.B. de C.V., Class A.............................  13,987      29,268
    Regional S.A.B. de C.V...................................... 114,430     697,285
#*  Telesites S.A.B. de C.V..................................... 121,080      89,587
    TV Azteca S.A.B. de C.V..................................... 607,531      75,951
    Unifin Financiera S.A.B. de C.V. SOFOM ENR..................  53,817     149,487
    Vitro S.A.B. de C.V., Series A..............................  28,118      88,272
    Wal-Mart de Mexico S.A.B. de C.V............................ 186,983     545,868
                                                                         -----------
TOTAL MEXICO....................................................          27,524,288
                                                                         -----------
NETHERLANDS -- (1.9%)
    Aalberts Industries NV......................................  51,613   2,338,783
    ABN AMRO Group NV...........................................  80,786   2,235,830
    Accell Group................................................   8,181     170,310
    Aegon NV.................................................... 252,424   1,663,990

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
NETHERLANDS -- (Continued)
    Aegon NV.............................................   3,374 $   22,110
    Akzo Nobel NV........................................  47,175  4,357,126
#*  Altice Europe NV, Class A............................  16,720     55,717
*   Altice Europe NV, Class B............................   4,940     16,419
#   AMG Advanced Metallurgical Group NV..................  16,859    995,369
    Amsterdam Commodities NV.............................   8,642    202,234
    APERAM SA............................................  20,751    977,993
#   Arcadis NV...........................................  21,058    384,504
    ArcelorMittal........................................  87,766  2,812,916
#   ASM International NV.................................  15,051    866,463
    ASML Holding NV......................................   4,870  1,042,999
#   ASML Holding NV......................................  15,262  3,266,068
    ASR Nederland NV.....................................     271     12,124
*   Basic-Fit NV.........................................   5,158    168,078
    BE Semiconductor Industries NV.......................  42,901    927,504
#   Beter Bed Holding NV.................................   7,231     50,540
    BinckBank NV.........................................  24,937    150,976
#   Boskalis Westminster.................................  35,322  1,083,024
    Brunel International NV..............................   5,294     86,556
    Coca-Cola European Partners P.L.C....................  22,187    915,951
    Corbion NV...........................................  32,045  1,097,182
    Flow Traders.........................................   7,993    237,472
    ForFarmers NV........................................  10,974    124,686
#*  Fugro NV.............................................  31,698    456,060
*   Gemalto NV...........................................  15,142    883,303
*   Gemalto NV...........................................     691     40,304
    GrandVision NV.......................................   5,541    127,203
*   Heijmans NV..........................................   6,926     88,341
    Heineken NV..........................................  15,493  1,565,441
    Hunter Douglas NV....................................   2,176    167,267
    IMCD NV..............................................  10,389    754,797
#   ING Groep NV, Sponsored ADR..........................  38,057    581,130
    ING Groep NV......................................... 290,855  4,446,227
    Intertrust NV........................................   2,190     38,119
    KAS Bank NV..........................................   6,041     68,879
    Kendrion NV..........................................   7,179    311,096
    Koninklijke Ahold Delhaize NV, Sponsored ADR.........     877     22,271
    Koninklijke Ahold Delhaize NV........................ 182,845  4,649,862
    Koninklijke BAM Groep NV.............................  88,283    361,681
    Koninklijke DSM NV...................................  30,390  3,238,963
#   Koninklijke KPN NV................................... 765,524  2,213,301
    Koninklijke Philips NV...............................  33,235  1,459,002
    Koninklijke Philips NV...............................  38,243  1,675,808
    Koninklijke Vopak NV.................................  29,677  1,395,897
*   Lucas Bols NV........................................     799     15,777
    Nederland Apparatenfabriek...........................   1,475     79,578
    NN Group NV..........................................  46,429  2,051,100
#*  OCI NV...............................................  14,303    432,415
    Ordina NV............................................  31,557     73,117
    PostNL NV............................................ 142,388    562,067
    Randstad NV..........................................  43,728  2,767,461
    RELX NV, Sponsored ADR...............................   3,666     80,042
    RELX NV..............................................  48,598  1,056,943
    SBM Offshore NV......................................  66,698  1,033,462
    SIF Holding NV.......................................   2,266     47,010
    Signify NV...........................................  23,886    661,412
    Sligro Food Group NV.................................   8,955    370,707
    TKH Group NV.........................................  18,141  1,133,826
*   TomTom NV............................................  34,886    356,279

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
NETHERLANDS -- (Continued)
    Unilever NV..........................................  43,124 $ 2,477,905
#   Unilever NV..........................................  17,252     995,284
    Van Lanschot Kempen NV...............................   5,103     140,644
#   Wessanen.............................................  37,597     559,841
    Wolters Kluwer NV....................................  37,368   2,250,258
                                                                  -----------
TOTAL NETHERLANDS........................................          67,953,004
                                                                  -----------
NEW ZEALAND -- (0.3%)
*   a2 Milk Co., Ltd..................................... 106,585     761,252
    Air New Zealand, Ltd................................. 389,826     862,832
    Auckland International Airport, Ltd..................  59,748     272,029
#   CBL Corp., Ltd.......................................   5,391       8,736
    Chorus, Ltd.......................................... 168,930     496,478
    Contact Energy, Ltd..................................  95,412     376,170
    EBOS Group, Ltd......................................  23,370     321,922
    Fisher & Paykel Healthcare Corp., Ltd................  80,671     814,609
#   Fletcher Building, Ltd............................... 152,823     732,346
    Fletcher Building, Ltd...............................   2,494      12,008
#   Fonterra Co-operative Group, Ltd.....................  12,549      43,814
    Freightways, Ltd.....................................  39,061     211,756
    Genesis Energy, Ltd.................................. 106,360     184,954
#   Gentrack Group, Ltd..................................  12,158      56,109
    Hallenstein Glasson Holdings, Ltd....................  15,620      54,470
    Heartland Bank, Ltd.................................. 110,404     128,701
    Infratil, Ltd........................................ 115,654     272,941
    Kathmandu Holdings, Ltd..............................  41,737      87,731
    Mainfreight, Ltd.....................................  25,513     481,593
    Mercury NZ, Ltd......................................  54,040     123,842
    Meridian Energy, Ltd.................................  55,750     119,390
    Metlifecare, Ltd.....................................  52,372     220,233
#   Metro Performance Glass, Ltd.........................  22,279      12,921
    New Zealand Refining Co., Ltd. (The).................  56,509      93,597
    NZME, Ltd............................................  54,459      30,812
    NZX, Ltd.............................................  64,157      48,103
#   Port of Tauranga, Ltd................................  43,709     148,460
    Restaurant Brands New Zealand, Ltd...................  46,812     244,185
    Ryman Healthcare, Ltd................................  44,907     372,636
    Sanford, Ltd.........................................   2,704      14,087
    Scales Corp., Ltd....................................  22,288      71,305
    Skellerup Holdings, Ltd..............................  38,146      53,322
    SKY Network Television, Ltd.......................... 117,242     216,915
    SKYCITY Entertainment Group, Ltd..................... 230,107     621,602
    Spark New Zealand, Ltd............................... 295,490     780,208
    Steel & Tube Holdings, Ltd...........................  27,815      27,705
    Summerset Group Holdings, Ltd........................ 103,162     544,151
*   Synlait Milk, Ltd....................................   9,220      68,424
    Tilt Renewables, Ltd.................................   1,960       2,846
    Tourism Holdings, Ltd................................  64,447     268,098
*   TOWER, Ltd...........................................  33,200      16,985
    Trade Me Group, Ltd.................................. 107,207     354,814
    Trustpower, Ltd......................................  10,678      42,969
    Turners Automotive Group, Ltd........................   5,881      12,588
    Vector, Ltd..........................................  29,600      66,848
    Warehouse Group, Ltd. (The)..........................   9,300      12,806
    Z Energy, Ltd........................................ 100,137     490,390
                                                                  -----------
TOTAL NEW ZEALAND........................................          11,260,693
                                                                  -----------

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
NORWAY -- (0.7%)
    ABG Sundal Collier Holding ASA....................... 166,954 $  118,611
    AF Gruppen ASA.......................................     584      9,057
*   Akastor ASA..........................................  54,512    112,912
    Aker ASA, Class A....................................   6,827    533,308
    Aker BP ASA..........................................  31,110  1,111,590
*   Aker Solutions ASA...................................  43,814    299,665
    American Shipping Co. ASA............................  15,007     52,810
*   Archer, Ltd..........................................  18,467     20,710
    Atea ASA.............................................  27,341    390,799
    Austevoll Seafood ASA................................  40,040    583,165
#*  Avance Gas Holding, Ltd..............................  16,815     47,889
#*  Axactor AB...........................................  23,041     65,139
    Bakkafrost P/F.......................................  12,327    757,469
    Bonheur ASA..........................................   7,121    101,854
    Borregaard ASA.......................................  34,401    326,573
#*  BW LPG, Ltd..........................................  34,399    155,852
#*  BW Offshore, Ltd.....................................  46,808    254,424
    DNB ASA..............................................  72,540  1,460,719
*   DNO ASA.............................................. 359,035    760,501
*   DOF ASA..............................................  64,502     63,341
    Ekornes ASA..........................................   9,327    157,540
    Entra ASA............................................  10,642    155,387
    Equinor ASA.......................................... 149,636  3,970,174
#   Equinor ASA, Sponsored ADR...........................   7,404    195,910
*   Fred Olsen Energy ASA................................  13,177     11,756
#   Frontline, Ltd.......................................  25,328    129,046
    Gjensidige Forsikring ASA............................  15,951    256,030
    Grieg Seafood ASA....................................  28,402    337,251
    Hexagon Composites ASA...............................  23,593     78,707
    Hoegh LNG Holdings, Ltd..............................   4,283     25,338
*   Kongsberg Automotive ASA............................. 161,629    188,212
    Kongsberg Gruppen ASA................................   5,300    107,635
*   Kvaerner ASA.........................................  55,434     99,662
    Leroy Seafood Group ASA..............................  68,248    536,730
    Marine Harvest ASA...................................  40,861    893,474
#*  NEL ASA.............................................. 110,560     43,808
#*  Nordic Semiconductor ASA.............................  19,943    120,215
    Norsk Hydro ASA......................................  90,419    515,753
    Norway Royal Salmon ASA..............................   6,641    168,616
#*  Norwegian Air Shuttle ASA............................  11,018    322,723
*   Norwegian Finans Holding ASA.........................  25,621    312,961
    Norwegian Property ASA...............................  30,113     42,488
    Ocean Yield ASA......................................  28,429    233,171
*   Odfjell Drilling, Ltd................................  22,923     88,023
    Olav Thon Eiendomsselskap ASA........................   4,346     82,402
    Orkla ASA............................................  25,862    218,839
*   Otello Corp. ASA.....................................  27,542     65,546
#*  Petroleum Geo-Services ASA........................... 111,382    542,843
#*  Prosafe SE...........................................   9,807     22,485
#*  Protector Forsikring ASA.............................  18,958    142,832
#*  REC Silicon ASA...................................... 939,765     94,150
    Salmar ASA...........................................  12,528    639,224
    Sbanken ASA..........................................   8,028     77,768
    Scatec Solar ASA.....................................  39,594    305,070
    Schibsted ASA, Class A...............................   4,875    168,715
    Schibsted ASA, Class B...............................   5,484    177,790
    Selvaag Bolig ASA....................................   8,871     48,312
*   Solstad Farstad ASA..................................   2,515      1,895
    SpareBank 1 SR-Bank ASA..............................  42,382    470,749

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
NORWAY -- (Continued)
    Spectrum ASA.........................................     5,074 $    36,225
    Stolt-Nielsen, Ltd...................................    13,146     225,166
    Storebrand ASA.......................................    62,426     531,740
    Subsea 7 SA..........................................    38,547     558,204
    Telenor ASA..........................................    26,229     513,092
    TGS NOPEC Geophysical Co. ASA........................    32,140   1,225,381
    Tomra Systems ASA....................................    29,260     604,257
    Treasure ASA.........................................    17,251      27,609
#   Veidekke ASA.........................................    31,521     309,346
*   Wallenius Wilhelmsen Logistics.......................     6,093      29,804
    Wilh Wilhelmsen Holding ASA, Class A.................     3,780      94,556
#   XXL ASA..............................................    17,077     104,745
    Yara International ASA...............................    13,724     605,120
                                                                    -----------
TOTAL NORWAY.............................................            24,140,863
                                                                    -----------
PERU -- (0.0%)
    Cementos Pacasmayo SAA, ADR..........................     1,856      21,269
    Cia de Minas Buenaventura SAA, ADR...................     1,300      17,862
    Credicorp, Ltd.......................................     1,928     441,068
*   Fossal SAA, ADR......................................       235         144
*   Grana y Montero SAA, Sponsored ADR...................     5,845      22,094
                                                                    -----------
TOTAL PERU...............................................               502,437
                                                                    -----------
PHILIPPINES -- (0.2%)
    Aboitiz Equity Ventures, Inc.........................    73,140      79,441
    Aboitiz Power Corp...................................    69,500      48,712
*   Alliance Global Group, Inc...........................   877,600     197,197
*   Apex Mining Co., Inc.................................   780,000      20,715
    Ayala Corp...........................................    26,970     508,630
    Ayala Land, Inc......................................   207,300     159,646
    Bank of the Philippine Islands.......................    67,346     124,504
    BDO Unibank, Inc.....................................   106,503     265,088
    Belle Corp........................................... 1,052,000      63,640
    Bloomberry Resorts Corp.............................. 1,637,600     323,527
    Cebu Air, Inc........................................   100,610     133,318
    Century Pacific Food, Inc............................   183,300      53,522
    China Banking Corp...................................   104,792      65,437
    Cosco Capital, Inc...................................   803,400      92,292
    D&L Industries, Inc..................................   560,500     107,514
    DMCI Holdings, Inc................................... 1,567,400     348,530
*   DoubleDragon Properties Corp.........................   113,900      55,695
*   East West Banking Corp...............................   277,950      75,615
*   EEI Corp.............................................   105,400      21,410
    Emperador, Inc.......................................   463,900      63,585
*   Energy Development Corp..............................   643,811      61,710
    Filinvest Land, Inc.................................. 3,884,000     103,851
    First Gen Corp.......................................   302,000      88,267
    First Philippine Holdings Corp.......................   105,950     124,627
*   Global Ferronickel Holdings, Inc.....................   459,882      18,029
*   Global-Estate Resorts, Inc...........................   764,000      17,706
    Globe Telecom, Inc...................................     7,840     270,977
    GT Capital Holdings, Inc.............................    12,792     233,529
    Integrated Micro-Electronics, Inc....................   251,445      66,438
    International Container Terminal Services, Inc.......   174,250     292,158
    JG Summit Holdings, Inc..............................   244,980     258,509
    Jollibee Foods Corp..................................    41,950     213,411
    Lopez Holdings Corp..................................   974,500      69,544
    LT Group, Inc........................................   432,900     146,757

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
PHILIPPINES -- (Continued)
    Manila Electric Co...................................    16,880 $  120,780
    Manila Water Co., Inc................................   288,300    143,986
    Megawide Construction Corp...........................   296,500    106,918
    Megaworld Corp....................................... 2,523,200    220,717
*   Melco Resorts And Entertainment Philippines Corp.....   339,000     44,005
    Metro Pacific Investments Corp....................... 1,596,500    141,708
    Metropolitan Bank & Trust Co.........................   103,680    144,054
    Nickel Asia Corp.....................................   583,600     47,811
    Pepsi-Cola Products Philippines, Inc.................    13,000        551
    Petron Corp..........................................   957,900    160,136
    Philex Mining Corp...................................   319,400     26,636
*   Philippine National Bank.............................    74,040     65,049
    Phinma Energy Corp...................................   261,000      5,952
    Phoenix Petroleum Philippines, Inc...................   107,200     24,095
    Pilipinas Shell Petroleum Corp.......................    52,590     55,778
    PLDT, Inc., Sponsored ADR............................     2,062     51,509
    PLDT, Inc............................................     7,860    197,178
    Premium Leisure Corp.................................   952,000     16,138
    Puregold Price Club, Inc.............................   189,000    161,239
    Rizal Commercial Banking Corp........................   104,115     58,777
    Robinsons Land Corp..................................   628,638    232,070
    Robinsons Retail Holdings, Inc.......................    91,390    147,075
    San Miguel Corp......................................   109,580    287,432
    San Miguel Food and Beverage, Inc....................    60,520     78,983
    Security Bank Corp...................................    57,200    218,643
    Semirara Mining & Power Corp.........................   267,080    159,463
    SM Investments Corp..................................     5,075     90,955
    SM Prime Holdings, Inc...............................   178,400    127,007
*   SSI Group, Inc.......................................   166,000      6,443
    STI Education Systems Holdings, Inc..................   634,000     12,878
*   Travellers International Hotel Group, Inc............   284,200     27,153
    Union Bank Of Philippines............................    31,730     50,562
    Universal Robina Corp................................    45,070    108,679
    Vista Land & Lifescapes, Inc......................... 1,737,000    196,180
                                                                    ----------
TOTAL PHILIPPINES........................................            8,310,071
                                                                    ----------
POLAND -- (0.3%)
*   Alior Bank SA........................................    20,281    403,277
    Alumetal SA..........................................       710      9,427
    Amica SA.............................................     1,379     47,025
*   AmRest Holdings SE...................................       888    106,018
    Asseco Poland SA.....................................    28,219    356,201
    Bank Handlowy w Warszawie SA.........................     3,234     66,418
*   Bank Millennium SA...................................   140,983    354,685
    Bank Pekao SA........................................     3,546    108,576
    Bank Zachodni WBK SA.................................     3,014    302,276
*   Boryszew SA..........................................    42,569     78,587
    Budimex SA...........................................     2,085     71,255
#   CCC SA...............................................     3,718    229,055
*   CD Projekt SA........................................     8,801    475,845
    Ciech SA.............................................    16,074    245,055
*   Cyfrowy Polsat SA....................................    73,884    480,476
    Dom Development SA...................................     1,006     20,162
*   Enea SA..............................................    80,590    211,323
#   Energa SA............................................    32,183     78,907
#   Eurocash SA..........................................    14,839     75,165
*   Fabryki Mebli Forte SA...............................     3,906     49,122
*   Famur SA.............................................    33,936     47,020
*   Getin Holding SA.....................................   104,700     16,612

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
POLAND -- (Continued)
*   Getin Noble Bank SA..................................   175,051 $    46,948
    Globe Trade Centre SA................................    35,829      90,967
    Grupa Azoty SA.......................................    13,607     155,303
    Grupa Kety SA........................................     2,350     206,157
    Grupa Lotos SA.......................................    51,382     917,932
*   Impexmetal SA........................................    41,073      48,249
    ING Bank Slaski SA...................................     1,055      55,433
    Inter Cars SA........................................     1,107      81,979
#*  Jastrzebska Spolka Weglowa SA........................    16,946     365,749
    Kernel Holding SA....................................    19,988     277,407
    KGHM Polska Miedz SA.................................    25,561     676,260
    KRUK SA..............................................     3,868     230,206
    LC Corp. SA..........................................    98,398      65,968
    LPP SA...............................................       138     338,901
*   Lubelski Wegiel Bogdanka SA..........................     3,941      66,863
    mBank SA.............................................     1,836     214,908
    Netia SA.............................................    26,821      36,395
    Neuca SA.............................................       494      34,548
*   Orange Polska SA.....................................    80,956     110,387
    Pfleiderer Group SA..................................     6,062      64,736
*   PGE Polska Grupa Energetyczna SA.....................   130,329     350,783
*   PKP Cargo SA.........................................     9,241     121,474
*   Polnord SA...........................................     8,379      20,825
    Polski Koncern Naftowy Orlen S.A.....................    46,065   1,168,256
*   Polskie Gornictwo Naftowe i Gazownictwo SA...........    53,422      80,736
*   Powszechna Kasa Oszczednosci Bank Polski SA..........    30,542     348,535
    Powszechny Zaklad Ubezpieczen SA.....................    26,083     299,991
*   Rafako SA............................................    16,664      16,020
    Stalexport Autostrady SA.............................    18,210      17,038
    Stalprodukt SA.......................................       471      63,579
*   Tauron Polska Energia SA.............................   402,511     247,898
    Trakcja SA...........................................    10,194      12,117
    Warsaw Stock Exchange................................     8,369      88,627
                                                                    -----------
TOTAL POLAND.............................................            10,753,662
                                                                    -----------
PORTUGAL -- (0.2%)
    Altri SGPS SA........................................    29,560     302,012
*   Banco Comercial Portugues SA......................... 1,495,316     468,292
#   CTT-Correios de Portugal SA..........................    40,367     141,789
    EDP - Energias de Portugal SA........................   131,616     536,970
    EDP Renovaveis SA....................................    52,659     543,900
    Galp Energia SGPS SA.................................    78,831   1,619,042
    Jeronimo Martins SGPS SA.............................    25,041     372,087
    Mota-Engil SGPS SA...................................    61,175     204,451
    Navigator Co. SA (The)...............................    56,751     323,663
    NOS SGPS SA..........................................   148,832     866,889
#   REN - Redes Energeticas Nacionais SGPS SA............    94,222     275,896
    Semapa-Sociedade de Investimento e Gestao............    12,083     283,526
    Sonae Capital SGPS SA................................    42,162      44,181
    Sonae SGPS SA........................................   324,242     368,217
    Teixeira Duarte SA...................................    26,689       7,410
                                                                    -----------
TOTAL PORTUGAL...........................................             6,358,325
                                                                    -----------
RUSSIA -- (0.2%)
    Etalon Group P.L.C., GDR.............................    16,911      47,234
    Etalon Group P.L.C., GDR.............................    24,905      69,734
    Gazprom PJSC, Sponsored ADR..........................   204,014     914,921
    Gazprom PJSC, Sponsored ADR..........................     4,797      21,778

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
RUSSIA -- (Continued)
    Globaltrans Investment P.L.C., GDR...................   5,753 $   66,095
    Globaltrans Investment P.L.C., GDR...................   6,249     71,864
*   Lenta, Ltd., GDR.....................................  17,216     85,908
*   Lenta, Ltd., GDR.....................................  15,300     76,342
    Lukoil PJSC, Sponsored ADR(BYZF386)..................   3,945    282,068
    Lukoil PJSC, Sponsored ADR(BYZDW2900)................   8,682    622,771
    Magnitogorsk Iron & Steel Works PJSC, GDR............  23,655    228,227
*   Mail.Ru Group, Ltd., GDR.............................   1,819     49,125
*   Mechel PJSC, Sponsored ADR...........................  12,930     36,463
    MegaFon PJSC, GDR....................................  12,834    121,839
    MMC Norilsk Nickel PJSC, ADR.........................   2,808     48,621
    MMC Norilsk Nickel PJSC, ADR.........................   9,222    159,274
    Novatek PJSC, GDR....................................     810    128,611
    Novatek PJSC, GDR....................................     491     78,118
    Novolipetsk Steel PJSC, GDR..........................   8,327    215,189
    PhosAgro PJSC, GDR...................................   8,187    108,209
    Ros Agro P.L.C., GDR.................................   2,407     25,721
    Ros Agro P.L.C., GDR.................................   1,362     14,573
    Rosneft Oil Co. PJSC, GDR............................  60,618    400,079
    Rosneft Oil Co. PJSC, GDR............................  21,859    144,399
    Rostelecom PJSC, Sponsored ADR.......................   8,039     55,002
    RusHydro PJSC, ADR................................... 131,916    135,040
    Sberbank of Russia PJSC, Sponsored ADR...............  99,013  1,392,872
    Sberbank of Russia PJSC, Sponsored ADR...............  15,603    218,910
    Severstal PJSC, GDR..................................   6,022     98,266
    Severstal PJSC, GDR..................................  12,397    202,319
    Tatneft PJSC, Sponsored ADR..........................   6,360    438,420
    Tatneft PJSC, Sponsored ADR..........................     594     41,224
    TMK PJSC, GDR........................................  11,935     55,378
    TMK PJSC, GDR........................................   5,570     25,740
#   VEON, Ltd., ADR......................................  77,768    235,637
    VTB Bank PJSC, GDR...................................  67,339    105,077
    VTB Bank PJSC, GDR................................... 262,918    410,152
    X5 Retail Group NV, GDR..............................   6,435    172,425
    X5 Retail Group NV, GDR..............................   5,674    152,063
                                                                  ----------
TOTAL RUSSIA.............................................          7,755,688
                                                                  ----------
SINGAPORE -- (0.7%)
    Accordia Golf Trust.................................. 217,100     94,905
    Ascendas India Trust................................. 160,200    127,129
    Banyan Tree Holdings, Ltd............................  55,400     23,018
    Best World International, Ltd........................  81,000     75,777
    Boustead Projects, Ltd...............................   3,600      2,395
    Boustead Singapore, Ltd.............................. 164,600     99,727
    BreadTalk Group, Ltd.................................  43,000     36,677
#   Bukit Sembawang Estates, Ltd.........................  36,100    148,489
    CapitaLand, Ltd...................................... 394,200    936,442
    Centurion Corp., Ltd.................................  89,000     29,043
    China Aviation Oil Singapore Corp., Ltd..............  49,800     54,921
    China Sunsine Chemical Holdings, Ltd.................  53,200     58,757
    Chip Eng Seng Corp., Ltd............................. 179,500    106,281
    CITIC Envirotech, Ltd................................ 129,900     59,728
    City Developments, Ltd...............................  55,900    412,033
*   Cityneon Holdings, Ltd...............................  28,800     21,833
    Civmec, Ltd..........................................  80,600     33,429
    ComfortDelGro Corp., Ltd............................. 430,300    743,788
    CSE Global, Ltd...................................... 110,200     36,482
    Dairy Farm International Holdings, Ltd...............  26,700    218,146
    DBS Group Holdings, Ltd..............................  48,675    957,696

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
SINGAPORE -- (Continued)
    Del Monte Pacific, Ltd...............................   160,100 $   22,356
    Delfi, Ltd...........................................     5,000      4,226
*   Delong Holdings, Ltd.................................     3,000     12,757
    Duty Free International, Ltd.........................    42,700      6,593
*   Dyna-Mac Holdings, Ltd...............................    38,000      3,273
#*  Ezion Holdings, Ltd..................................   794,250     47,492
#*  Ezra Holdings, Ltd...................................   799,030      6,068
    Far East Orchard, Ltd................................    40,400     40,677
    First Resources, Ltd.................................   159,000    188,237
#   Food Empire Holdings, Ltd............................   122,200     56,153
    Frasers Property, Ltd................................    96,900    120,457
    Frencken Group, Ltd..................................   135,900     46,024
    Fu Yu Corp., Ltd.....................................   130,800     16,574
*   Gallant Venture, Ltd.................................   211,200     20,617
    Genting Singapore, Ltd...............................   522,800    491,559
    Geo Energy Resources, Ltd............................   208,800     36,857
    GL, Ltd..............................................   146,700     84,113
    Golden Agri-Resources, Ltd........................... 2,100,200    432,630
    Golden Energy & Resources, Ltd.......................    62,400     17,204
    Great Eastern Holdings, Ltd..........................     5,700    115,737
#   GuocoLand, Ltd.......................................    99,800    149,107
    Halcyon Agri Corp., Ltd..............................    27,000     10,328
    Hanwell Holdings, Ltd................................    81,500     12,882
    Haw Par Corp., Ltd...................................     3,400     34,473
    Health Management International, Ltd.................    50,531     21,742
    Hi-P International, Ltd..............................    69,200     64,278
    Ho Bee Land, Ltd.....................................    67,200    124,445
    Hong Fok Corp., Ltd..................................   138,400     73,835
*   Hong Leong Asia, Ltd.................................    63,400     40,370
    Hongkong Land Holdings, Ltd..........................    45,000    327,693
    Hutchison Port Holdings Trust........................ 2,014,100    514,433
*   Hyflux, Ltd..........................................   178,500     17,850
    iFAST Corp., Ltd.....................................    30,100     24,777
    Indofood Agri Resources, Ltd.........................   154,600     25,012
    Japfa, Ltd...........................................   287,000    157,294
    Jardine Cycle & Carriage, Ltd........................     9,933    245,920
    k1 Ventures, Ltd.....................................    68,500      4,931
    Keppel Corp., Ltd....................................   192,900    975,088
    Keppel Infrastructure Trust..........................   394,900    150,940
    Keppel Telecommunications & Transportation, Ltd......    41,500     43,943
    KSH Holdings, Ltd....................................    61,200     28,129
    Lian Beng Group, Ltd.................................   117,700     43,713
    M1, Ltd..............................................   105,300    126,862
    Memtech International, Ltd...........................    26,900     26,750
    Metro Holdings, Ltd..................................   204,400    175,750
#*  Midas Holdings, Ltd..................................   408,200     43,178
*   mm2 Asia, Ltd........................................    78,900     25,538
*   Nam Cheong, Ltd......................................   133,000        371
    NSL, Ltd.............................................    15,200     14,065
    Olam International, Ltd..............................   193,300    317,023
    OUE, Ltd.............................................   133,700    156,320
    Oversea-Chinese Banking Corp., Ltd...................   302,484  2,576,912
    Oxley Holdings, Ltd..................................   477,392    126,424
    Pan-United Corp., Ltd................................    35,125      7,746
    Perennial Real Estate Holdings, Ltd..................    31,200     18,236
    Q&M Dental Group Singapore, Ltd......................    79,500     31,571
    QAF, Ltd.............................................   120,400     76,507
*   Raffles Education Corp., Ltd.........................   210,860     24,681
#   Raffles Medical Group, Ltd...........................   232,012    191,077

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
SINGAPORE -- (Continued)
    RHT Health Trust.....................................   235,600 $   134,143
    Riverstone Holdings, Ltd.............................    54,100      43,738
    SATS, Ltd............................................   106,700     407,394
    Sembcorp Industries, Ltd.............................   545,896   1,075,749
    Sembcorp Marine, Ltd.................................    45,100      60,632
    Sheng Siong Group, Ltd...............................   150,300     118,161
*   SIIC Environment Holdings, Ltd.......................   307,000      84,587
    Sinarmas Land, Ltd...................................   396,100     100,481
    Sing Holdings, Ltd...................................    63,900      19,240
    Singapore Airlines, Ltd..............................   176,900   1,283,648
    Singapore Exchange, Ltd..............................    58,800     321,863
    Singapore Post, Ltd..................................   539,000     531,269
#   Singapore Press Holdings, Ltd........................   231,000     494,570
    Singapore Technologies Engineering, Ltd..............   124,300     312,736
    Singapore Telecommunications, Ltd....................   158,800     374,771
    Singapore Telecommunications, Ltd....................   116,800     274,696
#*  Sino Grandness Food Industry Group, Ltd..............   284,690      41,884
    Stamford Land Corp., Ltd.............................    26,000       9,168
    StarHub, Ltd.........................................   125,400     158,650
#   Sunningdale Tech, Ltd................................    68,200      68,876
*   Swiber Holdings, Ltd.................................    29,250         438
    Tai Sin Electric, Ltd................................    47,100      13,154
*   Thomson Medical Group, Ltd...........................   267,200      16,124
    Tuan Sing Holdings, Ltd..............................   133,700      39,758
    UMS Holdings, Ltd....................................   193,500     116,565
    United Engineers, Ltd................................   176,400     347,337
    United Industrial Corp., Ltd.........................    38,700      89,496
    United Overseas Bank, Ltd............................   143,216   2,847,918
    UOB-Kay Hian Holdings, Ltd...........................    36,035      33,917
    UOL Group, Ltd.......................................   109,500     578,165
    Valuetronics Holdings, Ltd...........................   177,980      87,804
    Venture Corp., Ltd...................................    94,900   1,166,946
    Wheelock Properties Singapore, Ltd...................   112,200     180,858
    Wilmar International, Ltd............................   177,800     409,482
    Wing Tai Holdings, Ltd...............................   188,500     286,966
*   Yongnam Holdings, Ltd................................   119,700      22,511
                                                                    -----------
TOTAL SINGAPORE..........................................            25,230,189
                                                                    -----------
SOUTH AFRICA -- (1.9%)
    Absa Group, Ltd......................................   201,115   2,620,071
    Adcock Ingram Holdings, Ltd..........................    27,584     134,749
*   Adcorp Holdings, Ltd.................................     8,176       9,732
    Advtech, Ltd.........................................   236,136     281,626
    AECI, Ltd............................................    52,673     423,662
    African Rainbow Minerals, Ltd........................    40,363     348,308
    Afrimat, Ltd.........................................    20,147      37,872
    Alexander Forbes Group Holdings, Ltd.................   243,507      92,779
*   Allied Electronics Corp., Ltd........................    14,542      17,281
    Alviva Holdings, Ltd.................................    44,376      63,129
    Anglo American Platinum, Ltd.........................    12,361     380,224
    AngloGold Ashanti, Ltd...............................   116,811   1,025,386
    AngloGold Ashanti, Ltd., Sponsored ADR...............   117,913   1,048,247
*   ArcelorMittal South Africa, Ltd......................   133,813      32,586
*   Ascendis Health, Ltd.................................    53,024      41,158
    Aspen Pharmacare Holdings, Ltd.......................    45,565     882,661
    Assore, Ltd..........................................    10,867     226,483
    Astral Foods, Ltd....................................    25,402     562,806
*   Attacq, Ltd..........................................   110,715     140,898
*   Aveng, Ltd........................................... 1,224,354       8,338

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
SOUTH AFRICA -- (Continued)
    AVI, Ltd............................................. 115,961 $  962,910
    Balwin Properties, Ltd...............................  27,791      9,592
    Barloworld, Ltd...................................... 115,762  1,114,215
    Bid Corp., Ltd.......................................  37,623    752,258
    Bidvest Group, Ltd. (The)............................ 167,549  2,381,676
    Blue Label Telecoms, Ltd............................. 168,327    117,941
*   Brait SE............................................. 112,165    366,949
    Capitec Bank Holdings, Ltd...........................   6,397    461,957
    Cashbuild, Ltd.......................................  11,572    272,451
    City Lodge Hotels, Ltd...............................  14,377    163,909
    Clicks Group, Ltd....................................  47,540    697,743
    Clover Industries, Ltd...............................  49,228     61,203
*   Consolidated Infrastructure Group, Ltd...............  33,851      8,206
    Coronation Fund Managers, Ltd........................  70,488    318,814
#*  Curro Holdings, Ltd..................................  36,512     85,975
    DataTec, Ltd......................................... 123,684    230,164
    Discovery, Ltd.......................................  59,619    768,458
*   Distell Group Holdings, Ltd..........................  12,209    119,146
    DRDGOLD, Ltd.........................................  67,874     17,665
    EOH Holdings, Ltd....................................  47,563    150,323
    Exxaro Resources, Ltd................................  57,357    565,166
#*  Famous Brands, Ltd...................................  20,131    172,324
    FirstRand, Ltd....................................... 498,957  2,622,569
#   Foschini Group, Ltd. (The)...........................  84,754  1,106,648
    Gold Fields, Ltd.....................................  67,760    248,662
    Gold Fields, Ltd., Sponsored ADR..................... 447,687  1,674,349
*   Grindrod Shipping Holdings, Ltd......................   4,404     44,818
*   Grindrod, Ltd........................................ 176,161    105,115
*   Group Five, Ltd......................................  21,012      1,356
    Harmony Gold Mining Co., Ltd.........................  97,627    162,493
#   Harmony Gold Mining Co., Ltd., Sponsored ADR.........  41,621     70,756
    Hudaco Industries, Ltd...............................  14,000    156,119
    Hulamin, Ltd.........................................  28,559     10,701
*   Impala Platinum Holdings, Ltd........................ 227,467    337,867
    Imperial Holdings, Ltd...............................  76,944  1,247,560
    Investec, Ltd........................................  39,260    283,699
    Invicta Holdings, Ltd................................   8,561     21,679
    Italtile, Ltd........................................  83,239     79,173
    JSE, Ltd.............................................  42,442    535,396
    KAP Industrial Holdings, Ltd......................... 730,619    396,694
    Kumba Iron Ore, Ltd..................................  22,799    504,412
    Lewis Group, Ltd.....................................  34,490     78,325
    Liberty Holdings, Ltd................................  70,777    619,233
    Life Healthcare Group Holdings, Ltd.................. 499,108    910,230
    Long4Life, Ltd....................................... 128,699     51,100
    Massmart Holdings, Ltd...............................  60,522    539,758
    Merafe Resources, Ltd................................ 560,795     64,848
    Metair Investments, Ltd..............................  67,467     79,256
    MiX Telematics, Ltd..................................   4,997      3,429
    MiX Telematics, Ltd., Sponsored ADR..................   4,576     80,171
    MMI Holdings, Ltd.................................... 478,979    618,033
    Mondi, Ltd...........................................  31,168    853,994
    Mpact, Ltd...........................................  66,696    115,388
    Mr. Price Group, Ltd.................................  43,058    768,146
    MTN Group, Ltd....................................... 422,106  3,672,051
    Murray & Roberts Holdings, Ltd....................... 143,603    197,347
*   Nampak, Ltd.......................................... 253,347    291,348
    Naspers, Ltd., Class N...............................   4,636  1,141,238
    Nedbank Group, Ltd...................................  52,569  1,087,847

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
SOUTH AFRICA -- (Continued)
    NEPI Rockcastle P.L.C................................    22,595 $   209,255
    Netcare, Ltd.........................................   532,616   1,092,301
*   Northam Platinum, Ltd................................   103,329     277,196
    Novus Holdings, Ltd..................................     1,771         511
    Oceana Group, Ltd....................................    21,110     125,248
*   Old Mutual, Ltd...................................... 1,196,611   2,737,981
    Omnia Holdings, Ltd..................................    23,064     226,376
    Peregrine Holdings, Ltd..............................    89,519     141,737
    Pick n Pay Stores, Ltd...............................   160,555     906,527
    Pioneer Foods Group, Ltd.............................    42,446     374,395
*   PPC, Ltd.............................................   531,548     257,594
    PSG Group, Ltd.......................................    15,803     279,343
    PSG Konsult, Ltd.....................................    77,770      58,831
    Raubex Group, Ltd....................................    69,212     104,073
    Reunert, Ltd.........................................    85,315     529,943
    Rhodes Food Group Pty, Ltd...........................    59,205      83,402
*   Royal Bafokeng Platinum, Ltd.........................    18,908      34,885
    Sanlam, Ltd..........................................   386,740   2,242,203
    Santam, Ltd..........................................    18,270     419,914
    Sappi, Ltd...........................................   290,153   2,073,704
    Sasol, Ltd...........................................    37,850   1,491,575
    Sasol, Ltd., Sponsored ADR...........................    39,155   1,550,930
    Shoprite Holdings, Ltd...............................    61,111   1,010,708
#*  Sibanye Gold, Ltd....................................   651,390     398,718
#*  Sibanye Gold, Ltd., Sponsored ADR....................    17,699      44,603
    SPAR Group, Ltd. (The)...............................    94,259   1,372,670
    Spur Corp., Ltd......................................    22,560      43,920
*   Stadio Holdings, Ltd.................................    36,904      11,244
    Standard Bank Group, Ltd.............................   228,470   3,532,764
#*  Steinhoff International Holdings NV..................   237,520      44,730
*   Sun International, Ltd...............................    33,110     148,229
*   Super Group, Ltd.....................................   187,122     494,012
    Telkom SA SOC, Ltd...................................   137,324     527,488
    Tiger Brands, Ltd....................................    24,192     641,255
    Tongaat Hulett, Ltd..................................    46,777     299,767
    Transaction Capital, Ltd.............................    96,416     125,962
    Trencor, Ltd.........................................    63,296     152,838
    Truworths International, Ltd.........................   236,802   1,471,052
    Tsogo Sun Holdings, Ltd..............................   243,721     400,710
    Vodacom Group, Ltd...................................    46,560     496,076
    Wilson Bayly Holmes-Ovcon, Ltd.......................    22,849     241,276
    Woolworths Holdings, Ltd.............................   378,783   1,471,564
                                                                    -----------
TOTAL SOUTH AFRICA.......................................            67,106,359
                                                                    -----------
SOUTH KOREA -- (3.8%)
    ABco Electronics Co., Ltd............................     2,040      17,763
*   Able C&C Co., Ltd....................................     2,668      33,225
    ABOV Semiconductor Co., Ltd..........................     2,891      13,707
*   Actoz Soft Co., Ltd..................................       235       2,652
    Aekyung Petrochemical Co., Ltd.......................     9,172      94,508
    AfreecaTV Co., Ltd...................................     2,255      85,684
*   Agabang&Company......................................     6,392      26,697
    Ahn-Gook Pharmaceutical Co., Ltd.....................     1,612      17,039
    Ahnlab, Inc..........................................       779      38,165
    AJ Networks Co., Ltd.................................     6,852      32,215
*   AJ Rent A Car Co., Ltd...............................     5,779      59,121
    AK Holdings, Inc.....................................     2,946     203,419
    ALUKO Co., Ltd.......................................    14,094      44,012
    Amorepacific Corp....................................       869     207,932

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    AMOREPACIFIC Group...................................  1,918 $  164,398
*   Amotech Co., Ltd.....................................  4,455    146,991
*   APS Holdings Corp....................................  6,436     32,155
    Asia Cement Co., Ltd.................................    484     58,702
    ASIA Holdings Co., Ltd...............................    348     39,043
    Asia Paper Manufacturing Co., Ltd....................  1,806     54,679
*   Asiana Airlines, Inc................................. 54,168    206,998
    Atinum Investment Co., Ltd...........................  8,148     23,169
    AUK Corp............................................. 11,347     25,104
    Aurora World Corp....................................  2,350     22,016
    Austem Co., Ltd......................................  3,763     15,271
#   Autech Corp..........................................  5,659     63,394
*   Avaco Co., Ltd.......................................  3,317     21,300
    Baiksan Co., Ltd.....................................  5,715     30,606
    BGF Co., Ltd......................................... 18,624    158,538
    BGF retail Co., Ltd..................................    174     26,300
*   BH Co., Ltd..........................................  7,554    167,525
*   Binex Co., Ltd.......................................  2,004     17,247
    Binggrae Co., Ltd....................................  1,582     85,149
*   BioSmart Co., Ltd....................................  1,822      8,810
*   Biovill Co., Ltd.....................................  5,674     14,285
    Bixolon Co., Ltd.....................................  3,329     18,421
    Bluecom Co., Ltd.....................................  5,249     23,212
    BNK Financial Group, Inc............................. 71,172    570,747
*   Bohae Brewery Co., Ltd............................... 18,323     13,928
    BoKwang Industry Co., Ltd............................  3,778     17,570
    Boryung Pharmaceutical Co., Ltd......................  3,965     36,586
*   Brain Contents Co., Ltd.............................. 25,935     23,062
*   Bubang Co., Ltd......................................  8,619     22,526
    BYC Co., Ltd.........................................     49     11,281
    Byucksan Corp........................................ 13,144     38,355
*   CammSys Corp......................................... 12,294     23,916
    Capro Corp...........................................  7,986     44,406
    Caregen Co., Ltd.....................................    131      8,649
    Cell Biotech Co., Ltd................................  1,192     35,809
*   Celltrion Pharm, Inc.................................    399     25,207
#*  Celltrion, Inc.......................................  2,186    532,361
    Changhae Ethanol Co., Ltd............................  2,191     29,713
*   Charm Engineering Co., Ltd...........................  7,999     12,805
    Cheil Worldwide, Inc.................................  9,232    166,934
*   ChinHung International, Inc..........................  7,063     12,010
    Chinyang Holdings Corp...............................  4,663     10,845
    Chong Kun Dang Pharmaceutical Corp...................  1,527    142,949
    Chongkundang Holdings Corp...........................  1,241     72,073
*   Chorokbaem Media Co., Ltd............................ 15,751     19,742
    Chosun Refractories Co., Ltd.........................    254     19,218
    Chungdahm Learning, Inc..............................  1,652     28,929
    CJ CGV Co., Ltd......................................  3,869    207,963
    CJ CheilJedang Corp..................................  3,908  1,182,457
    CJ Corp..............................................  7,031    883,817
    CJ Freshway Corp.....................................  1,329     36,851
    CJ Hello Co., Ltd.................................... 18,251    148,957
*   CJ Logistics Corp....................................  2,020    273,182
*   CJ Seafood Corp......................................  3,844      9,585
    CKD Bio Corp.........................................  1,562     26,997
    Clean & Science Co., Ltd.............................  1,246     17,258
*   CMG Pharmaceutical Co., Ltd..........................  4,629     17,082
    Com2uSCorp...........................................  1,979    269,169
    Commax Co., Ltd......................................  3,301     14,203

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    Cosmax BTI, Inc......................................  1,332 $   34,937
    Cosmax, Inc..........................................  1,285    156,614
#*  Cosmochemical Co., Ltd...............................  2,350     44,021
*   COSON Co., Ltd.......................................  1,028     10,497
    Coway Co., Ltd.......................................  3,932    330,206
    COWELL FASHION Co., Ltd..............................  3,879     20,736
    Crown Confectionery Co., Ltd.........................  1,661     18,688
    CROWNHAITAI Holdings Co., Ltd........................  3,919     49,976
*   CrucialTec Co., Ltd..................................  5,364     11,864
    CS Wind Corp.........................................    975     25,246
*   CTGen Co., Ltd.......................................  7,725     27,203
    Cuckoo Holdings Co., Ltd.............................    366     52,502
*   Curo Co., Ltd........................................  7,060      5,044
    Cymechs, Inc.........................................  2,314     22,851
    D.I Corp.............................................  8,697     40,244
    Dae Dong Industrial Co., Ltd.........................  2,419     15,996
    Dae Han Flour Mills Co., Ltd.........................    448     71,350
    Dae Hwa Pharmaceutical Co., Ltd......................    756     16,269
    Dae Hyun Co., Ltd....................................  8,440     19,357
*   Dae Won Chemical Co., Ltd............................  8,405     16,113
    Dae Won Kang Up Co., Ltd............................. 11,678     43,130
    Daea TI Co., Ltd.....................................  2,937     18,379
    Daebongls Co., Ltd...................................  2,132     16,958
    Daechang Co., Ltd.................................... 36,639     35,651
    Daeduck Electronics Co............................... 14,091    107,293
    Daeduck GDS Co., Ltd.................................  5,870     70,569
*   Daehan New Pharm Co., Ltd............................  1,458     17,287
    Daehan Steel Co., Ltd................................  6,129     42,158
    Dae-Il Corp..........................................  6,224     34,336
    Daekyo Co., Ltd......................................  4,518     29,982
    Daelim B&Co. Co., Ltd................................  2,743     12,829
    Daelim C&S Co., Ltd..................................  1,304     14,492
    Daelim Industrial Co., Ltd...........................  6,882    482,880
    Daeryuk Can Co., Ltd.................................  7,106     40,734
    Daesang Corp.........................................  6,833    150,440
    Daesang Holdings Co., Ltd............................  8,332     62,144
*   Daesung Industrial Co., Ltd..........................  7,052     32,831
*   Daewon Media Co., Ltd................................  1,500     10,885
    Daewon Pharmaceutical Co., Ltd.......................  3,235     55,873
    Daewon San Up Co., Ltd...............................  5,358     32,160
*   Daewoo Engineering & Construction Co., Ltd........... 26,897    136,818
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.... 25,375    599,170
    Daewoong Co., Ltd....................................  5,154     67,826
    Daewoong Pharmaceutical Co., Ltd.....................    279     45,765
    Daihan Pharmaceutical Co., Ltd.......................  1,718     65,686
    Daishin Securities Co., Ltd.......................... 13,218    138,635
*   Danal Co., Ltd....................................... 10,745     43,957
    Daou Data Corp.......................................  8,596     87,440
    Daou Technology, Inc................................. 15,905    337,716
*   Dasan Networks, Inc..................................  3,438     21,407
    Dayou Automotive Seat Technology Co., Ltd............ 24,500     22,918
*   Dayou Plus Co., Ltd.................................. 14,193     14,065
    DB Financial Investment Co., Ltd..................... 14,228     49,907
    DB HiTek Co., Ltd.................................... 18,040    271,613
    DB Insurance Co., Ltd................................ 29,239  1,686,308
*   DB, Inc.............................................. 52,034     40,292
*   Deutsch Motors, Inc..................................  3,114     15,355
    Development Advance Solution Co., Ltd................  2,470     17,976
    DGB Financial Group, Inc............................. 44,680    374,060

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
SOUTH KOREA -- (Continued)
#   DHP Korea Co., Ltd...................................  2,807 $ 36,175
    Digital Chosun Co., Ltd..............................  7,564   13,157
*   Digital Optics Co., Ltd.............................. 14,053   16,449
    Digital Power Communications Co., Ltd................  4,467   14,790
*   DIO Corp.............................................  2,218   69,065
    DMS Co., Ltd.........................................  3,334   19,981
    DNF Co., Ltd.........................................  3,515   36,849
#   Dong A Eltek Co., Ltd................................  3,336   28,571
*   Dong Ah Tire & Rubber Co., Ltd.......................  1,575   18,392
    Dong-A Socio Holdings Co., Ltd.......................    581   50,213
    Dong-A ST Co., Ltd...................................  1,065   91,345
    Dong-Ah Geological Engineering Co., Ltd..............  3,110   44,679
*   Dongbu Corp..........................................  2,681   22,040
*   Dongbu Steel Co., Ltd................................  1,962   12,795
    Dong-Il Corp.........................................    515   25,751
    Dongil Industries Co., Ltd...........................    385   22,221
    Dongjin Semichem Co., Ltd............................ 16,117  167,100
    DongKook Pharmaceutical Co., Ltd.....................    621   34,925
    Dongkuk Industries Co., Ltd.......................... 14,504   41,227
    Dongkuk Steel Mill Co., Ltd.......................... 23,831  163,736
    Dongkuk Structures & Construction Co., Ltd...........  4,495   17,929
    Dongsuh Cos., Inc....................................  1,462   33,347
    Dongsung Chemical Co., Ltd...........................    737    9,211
    DONGSUNG Corp........................................  8,491   45,583
*   Dongsung Finetec Co., Ltd............................  2,602   14,367
    Dongwha Enterprise Co., Ltd..........................  2,175   57,435
    Dongwha Pharm Co., Ltd...............................  5,495   54,489
    Dongwon Development Co., Ltd......................... 19,456   68,884
    Dongwon F&B Co., Ltd.................................    381   90,528
    Dongwon Industries Co., Ltd..........................    694  197,522
*   Dongwon Metal Co., Ltd............................... 14,141   15,321
    Dongwon Systems Corp.................................  1,060   31,844
    Dongyang E&P, Inc....................................  1,070    9,812
*   Dongyang Steel Pipe Co., Ltd......................... 15,408   28,797
    Doosan Corp..........................................  3,367  313,479
*   Doosan Heavy Industries & Construction Co., Ltd...... 40,007  539,677
#*  Doosan Infracore Co., Ltd............................ 76,700  692,708
    DoubleUGames Co., Ltd................................    438   21,529
    Douzone Bizon Co., Ltd...............................  6,186  300,167
    DRB Holding Co., Ltd.................................  2,529   15,308
*   DST ROBOT Co., Ltd................................... 11,925   18,136
    DTR Automotive Corp..................................  1,664   50,161
*   Duk San Neolux Co., Ltd..............................    948   14,509
    DY Corp..............................................  6,599   30,967
    DY POWER Corp........................................  2,636   49,563
    e Tec E&C, Ltd.......................................    780   90,229
    E1 Corp..............................................  1,064   62,232
    Eagon Industrial, Ltd................................  1,531   16,271
    Easy Bio, Inc........................................ 23,430  160,194
#*  Ecopro Co., Ltd......................................  4,839  165,963
    EG Corp..............................................  2,313   17,024
*   Ehwa Technologies Information Co., Ltd............... 63,076   18,583
*   Elentec Co., Ltd.....................................  4,107   11,237
    e-LITECOM Co., Ltd...................................  2,144   11,248
    E-MART, Inc..........................................  3,291  643,381
    EM-Tech Co., Ltd.....................................  4,598   75,430
*   Enerzent Co., Ltd....................................  6,893   17,985
    ENF Technology Co., Ltd..............................  4,799   60,369
    Eo Technics Co., Ltd.................................    867   49,658

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    eSang Networks Co., Ltd..............................  2,144 $   18,608
    Eugene Corp.......................................... 13,972     85,077
*   Eugene Investment & Securities Co., Ltd.............. 23,816     61,983
    Eugene Technology Co., Ltd...........................  1,112     15,922
*   Eusu Holdings Co., Ltd...............................  7,790     39,686
    EVERDIGM Corp........................................  1,142      8,817
    Exicon Co., Ltd......................................  1,586     10,973
    F&F Co., Ltd.........................................  1,595    111,693
    Farmsco..............................................  3,987     41,164
*   FarmStory Co., Ltd................................... 29,121     34,763
*   Feelingk Co., Ltd....................................  6,010     14,959
#   Feelux Co., Ltd......................................  7,006     76,400
    Fila Korea, Ltd...................................... 21,660    615,024
    Fine DNC Co., Ltd....................................  1,051      2,344
    Fine Semitech Corp...................................  3,732     19,729
*   Fine Technix Co., Ltd................................  5,200     11,187
*   Foosung Co., Ltd..................................... 15,450    160,536
*   Gamevil, Inc.........................................    309     14,401
    Gaon Cable Co., Ltd..................................  1,018     20,061
    Global Standard Technology Co., Ltd..................  1,947     12,097
    GMB Korea Corp.......................................  3,121     19,902
*   GNCO Co., Ltd........................................ 12,219     23,965
    GOLFZON Co., Ltd.....................................  1,071     37,453
    Golfzon Newdin Holdings Co., Ltd.....................  8,068     30,635
    Grand Korea Leisure Co., Ltd.........................  9,784    215,937
    Green Cross Cell Corp................................    485     14,963
    Green Cross Corp.....................................    236     37,569
    Green Cross Holdings Corp............................  6,029    161,022
#   GS Engineering & Construction Corp................... 10,989    446,740
    GS Global Corp....................................... 25,862     76,658
    GS Holdings Corp..................................... 28,601  1,376,510
    GS Home Shopping, Inc................................    932    165,864
    GS Retail Co., Ltd...................................  6,254    186,310
*   G-SMATT GLOBAL Co., Ltd..............................  1,959     20,012
    Gwangju Shinsegae Co., Ltd...........................     56     10,369
*   GY Commerce Co., Ltd.................................  4,452     11,644
    HAESUNG DS Co., Ltd..................................  3,675     62,879
    Haesung Industrial Co., Ltd..........................  1,021     12,402
    Haitai Confectionery & Foods Co., Ltd................  1,576     18,204
    Halla Corp...........................................  7,187     34,207
    Halla Holdings Corp..................................  3,614    149,554
    Han Kuk Carbon Co., Ltd.............................. 10,914     54,705
    Hana Financial Group, Inc............................ 58,567  2,354,840
*   Hana Micron, Inc.....................................  9,900     42,679
    Hana Tour Service, Inc...............................  2,549    177,983
*   Hanall Biopharma Co., Ltd............................    764     16,624
    Hancom MDS, Inc......................................  1,135     18,694
    Hancom, Inc..........................................  4,132     62,366
    Handok, Inc..........................................    729     16,571
    Handsome Co., Ltd....................................  4,421    149,306
#   Hanil Cement Co., Ltd................................  1,011    129,691
*   Hanil Vacuum Co., Ltd................................ 10,832     19,940
*   Hanjin Heavy Industries & Construction Co., Ltd...... 31,347     78,516
    Hanjin Kal Corp...................................... 15,101    249,412
    Hanjin Transportation Co., Ltd.......................  3,112     64,490
    Hankook Shell Oil Co., Ltd...........................    160     50,290
    Hankook Tire Co., Ltd................................ 14,035    557,069
    Hankuk Paper Manufacturing Co., Ltd..................  1,641     31,404
    Hanmi Pharm Co., Ltd.................................    709    269,572

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------- --------
SOUTH KOREA -- (Continued)
    Hanmi Semiconductor Co., Ltd.........................   7,775 $ 74,044
    Hanon Systems........................................  21,775  208,532
    Hans Biomed Corp.....................................     730   17,684
    Hansae Co., Ltd......................................   4,774   71,157
    Hansae MK Co., Ltd...................................   1,704   13,039
    Hansae Yes24 Holdings Co., Ltd.......................   6,834   46,422
    Hanshin Construction.................................   4,822   87,158
    Hanshin Machinery Co.................................   7,006   15,096
    Hansol Chemical Co., Ltd.............................   2,668  185,186
    Hansol Holdings Co., Ltd.............................  16,732   71,158
    Hansol HomeDeco Co., Ltd.............................  31,649   45,121
    Hansol Paper Co., Ltd................................  11,693  192,114
*   Hansol Technics Co., Ltd.............................   7,801   70,868
#   Hanssem Co., Ltd.....................................   1,574  135,777
*   Hanwha Aerospace Co., Ltd............................  13,012  262,463
    Hanwha Chemical Corp.................................  31,970  606,329
    Hanwha Corp..........................................  28,930  832,570
*   Hanwha Galleria Timeworld Co., Ltd...................     549   15,092
    Hanwha General Insurance Co., Ltd....................  35,527  211,103
#*  Hanwha Investment & Securities Co., Ltd..............  57,309  130,376
    Hanwha Life Insurance Co., Ltd....................... 175,830  812,952
    Hanyang Eng Co., Ltd.................................   2,805   45,322
    Hanyang Securities Co., Ltd..........................   2,204   14,632
#*  Harim Co., Ltd.......................................  19,679   54,658
    HB Technology Co., Ltd...............................  25,361   64,869
*   HDC Hyundai Development Co-Engineering &
      Construction, Class E..............................   8,215  422,280
    HDC Hyundai Engineering Plastics Co., Ltd............   7,950   42,420
*   Heung-A Shipping Co., Ltd............................  63,239   31,936
*   Heungkuk Fire & Marine Insurance Co., Ltd............  20,693  114,425
    Hite Jinro Co., Ltd..................................   8,738  142,189
    Hitejinro Holdings Co., Ltd..........................   2,966   22,388
*   HLB, Inc.............................................     890   54,154
    Hotel Shilla Co., Ltd................................   2,379  212,730
    HS Industries Co., Ltd...............................  18,165  121,490
    HS R&A Co., Ltd......................................  12,730   23,680
*   HSD Engine Co., Ltd..................................   6,812   23,639
    Huchems Fine Chemical Corp...........................   8,557  242,571
*   Hugel, Inc...........................................     317  135,575
*   Humax Co., Ltd.......................................   6,166   42,141
    Humedix Co., Ltd.....................................     233    6,509
*   Huneed Technologies..................................   2,097   17,286
    Huons Co., Ltd.......................................   1,164  100,271
    Huons Global Co., Ltd................................   1,985   97,811
    Husteel Co., Ltd.....................................   1,809   22,321
    Huvis Corp...........................................   3,861   30,679
    Huvitz Co., Ltd......................................   1,682   18,222
#   Hwa Shin Co., Ltd....................................  11,960   36,598
    Hwacheon Machine Tool Co., Ltd.......................     773   35,996
    Hwail Pharm Co., Ltd.................................   2,785   17,606
*   Hwajin Co., Ltd......................................   4,139   11,421
    Hwangkum Steel & Technology Co., Ltd.................   3,708   36,151
    HwaSung Industrial Co., Ltd..........................   3,868   48,056
    Hy-Lok Corp..........................................   3,442   75,408
*   Hyosung Advanced Materials Corp......................   1,225  186,113
*   Hyosung Chemical Corp................................     872  131,360
    Hyosung Corp.........................................   3,771  150,420
*   Hyosung Heavy Industries Corp........................   2,549  120,542
*   Hyosung TNC Co., Ltd.................................   1,183  235,309
    Hyundai BNG Steel Co., Ltd...........................   2,999   29,456

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
SOUTH KOREA -- (Continued)
*   Hyundai Cement Co....................................    369 $   18,745
*   Hyundai Construction Equipment Co., Ltd..............  1,509    179,947
    Hyundai Corp. Holdings, Inc..........................  1,794     43,480
    Hyundai Corp.........................................  1,832     53,420
    Hyundai Department Store Co., Ltd....................  4,271    376,352
    Hyundai Development Co-Engineering & Construction....  5,880    139,840
    Hyundai Elevator Co., Ltd............................  2,540    208,115
    Hyundai Engineering & Construction Co., Ltd.......... 23,253  1,222,153
    Hyundai Glovis Co., Ltd..............................  3,813    467,706
    Hyundai Greenfood Co., Ltd........................... 16,348    198,150
*   Hyundai Heavy Industries Co., Ltd....................  5,593    534,332
*   Hyundai Heavy Industries Holdings Co., Ltd...........  2,230    670,533
    Hyundai Home Shopping Network Corp...................  2,511    247,068
    Hyundai Hy Communications & Networks Co., Ltd........ 16,126     59,822
    Hyundai Livart Furniture Co., Ltd....................  3,328     66,603
    Hyundai Marine & Fire Insurance Co., Ltd............. 33,525  1,099,467
#*  Hyundai Merchant Marine Co., Ltd..................... 49,293    211,634
#*  Hyundai Mipo Dockyard Co., Ltd.......................  2,967    248,797
    Hyundai Mobis Co., Ltd...............................  5,784  1,179,043
    Hyundai Motor Co..................................... 13,088  1,516,811
    Hyundai Motor Securities Co., Ltd....................  5,341     46,042
*   Hyundai Rotem Co., Ltd...............................  4,163    101,075
    Hyundai Steel Co..................................... 14,616    704,439
    Hyundai Telecommunication Co., Ltd...................  3,896     38,760
    Hyundai Wia Corp.....................................  6,936    292,510
    HyVision System, Inc.................................  1,266     17,985
    ICD Co., Ltd.........................................  6,033     54,848
*   IHQ, Inc............................................. 30,632     56,230
    Il Dong Pharmaceutical Co., Ltd......................  1,428     28,481
    IlDong Holdings Co., Ltd.............................  1,862     23,345
    Iljin Display Co., Ltd...............................  7,211     28,203
    Iljin Electric Co., Ltd..............................  4,435     18,023
*   Iljin Holdings Co., Ltd..............................  5,037     21,158
    Ilshin Spinning Co., Ltd.............................    467     45,112
*   Ilyang Pharmaceutical Co., Ltd.......................    980     28,263
*   IM Co., Ltd..........................................  8,684     11,298
    iMarketKorea, Inc....................................  6,839     43,038
    InBody Co., Ltd......................................  2,830     64,080
    Industrial Bank of Korea............................. 49,155    688,649
    INITECH Co., Ltd.....................................  3,505     22,609
    Innocean Worldwide, Inc..............................  1,034     51,075
*   Innox Advanced Materials Co., Ltd....................  1,354     67,846
*   Inscobee, Inc........................................  2,173     14,503
*   Insun ENT Co., Ltd...................................  7,613     49,130
*   Interflex Co., Ltd...................................  4,629     75,977
    Interojo Co., Ltd....................................  2,127     66,855
    Interpark Corp.......................................  1,523      9,016
    Interpark Holdings Corp.............................. 18,307     44,448
    INTOPS Co., Ltd......................................  3,718     30,211
    Inzi Controls Co., Ltd...............................  3,569     17,447
*   Iones Co., Ltd.......................................  1,757     22,341
    IS Dongseo Co., Ltd..................................  6,600    166,435
    ISC Co., Ltd.........................................  3,003     39,830
    i-SENS, Inc..........................................    555     11,606
    ISU Chemical Co., Ltd................................  2,823     28,197
    IsuPetasys Co., Ltd.................................. 13,287     43,587
    It's Hanbul Co., Ltd.................................    391     17,481
    Jahwa Electronics Co., Ltd...........................  3,674     46,179
    JASTECH, Ltd.........................................  4,110     34,109

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
SOUTH KOREA -- (Continued)
*   Jayjun Cosmetic Co., Ltd.............................  5,119 $   91,566
    JB Financial Group Co., Ltd.......................... 49,189    261,692
    JC Hyun System, Inc..................................  2,694     21,255
*   Jcontentree Corp.....................................  9,351     49,429
    Jeju Air Co., Ltd....................................  1,845     70,077
    Jinro Distillers Co., Ltd............................    564     15,432
    Jinsung T.E.C........................................  1,676     15,165
    Jusung Engineering Co., Ltd..........................  9,061     73,571
    JVM Co., Ltd.........................................    366     14,561
    JW Holdings Corp.....................................  8,257     53,294
    JW Life Science Corp.................................    958     20,345
#*  JYP Entertainment Corp............................... 10,173    207,141
    Kakao Corp...........................................  1,110    111,924
    Kakao M Corp.........................................    614     49,585
#*  Kanglim Co., Ltd.....................................  6,120     17,761
    Kangnam Jevisco Co., Ltd.............................    961     22,189
    Kangwon Land, Inc....................................  5,689    132,122
    KAON Media Co., Ltd..................................  3,801     28,258
    KB Financial Group, Inc.............................. 38,004  1,826,603
*   KB Metal Co., Ltd....................................  8,659     19,175
    KC Co., Ltd..........................................  2,687     40,385
    KC Green Holdings Co., Ltd...........................  5,906     23,052
    KC Tech Co., Ltd.....................................  2,444     38,405
    KCC Corp.............................................  1,436    435,351
    KCC Engineering & Construction Co., Ltd..............  1,877     14,374
    KEC Corp............................................. 33,389     37,358
    KEPCO Engineering & Construction Co., Inc............  1,021     19,503
    KEPCO Plant Service & Engineering Co., Ltd...........  2,168     66,830
    Keyang Electric Machinery Co., Ltd...................  8,517     32,732
*   KEYEAST Co., Ltd..................................... 17,672     41,460
    KG Chemical Corp.....................................  3,561     92,524
    KG Eco Technology Service Co., Ltd...................  5,815     19,714
    Kginicis Co., Ltd....................................  4,395     73,833
    KGMobilians Co., Ltd.................................  4,597     32,931
*   KH Vatec Co., Ltd....................................  5,594     53,140
    Kia Motors Corp...................................... 40,007  1,134,223
    KISCO Corp...........................................  9,547     54,664
    KISCO Holdings Co., Ltd..............................  3,626     37,468
    KISWIRE, Ltd.........................................  2,601     65,092
#   KIWOOM Securities Co., Ltd...........................  3,091    257,764
*   KleanNara Co., Ltd...................................  5,677     19,803
*   KMH Co., Ltd.........................................  6,396     40,463
    Kocom Co., Ltd.......................................  2,542     16,783
    Kodaco Co., Ltd...................................... 11,316     27,315
    Koentec Co., Ltd.....................................  5,183     24,512
    Koh Young Technology, Inc............................  3,071    299,603
    Kolmar BNH Co., Ltd..................................  2,164     47,728
    Kolon Corp...........................................  2,068     75,886
    Kolon Global Corp....................................  2,247     16,783
    Kolon Industries, Inc................................  5,031    275,855
*   Kolon Life Science, Inc..............................  1,505     97,014
    Kolon Plastic, Inc...................................  1,808     11,712
    KoMiCo, Ltd..........................................    747     21,506
*   KONA I Co., Ltd......................................  2,439     27,811
    Kook Soon Dang Brewery Co., Ltd......................  6,281     31,756
    Kopla Co., Ltd.......................................  2,495      8,105
*   Korea Aerospace Industries, Ltd......................  8,473    266,200
    Korea Alcohol Industrial Co., Ltd....................  5,942     46,051
    Korea Asset In Trust Co., Ltd........................ 19,242     94,984

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
SOUTH KOREA -- (Continued)
    Korea Autoglass Corp.................................  2,222 $ 24,077
    Korea Cast Iron Pipe Industries Co., Ltd.............  1,166   10,441
*   Korea Circuit Co., Ltd...............................  4,852   31,395
    Korea District Heating Corp..........................    936   54,691
    Korea Electric Power Corp., Sponsored ADR............  4,000   58,720
    Korea Electric Power Corp............................  5,874  174,549
    Korea Electric Terminal Co., Ltd.....................  1,644   67,658
    Korea Export Packaging Industrial Co., Ltd...........    855   15,905
*   Korea Gas Corp.......................................  3,942  205,427
*   Korea Information & Communications Co., Ltd..........  2,407   22,095
    Korea Investment Holdings Co., Ltd................... 10,626  680,758
    Korea Kolmar Co., Ltd................................  1,852  113,023
    Korea Kolmar Holdings Co., Ltd.......................    685   21,785
*   Korea Line Corp......................................  5,318  108,521
*   Korea Materials & Analysis Corp......................  1,303   12,684
    Korea Petrochemical Ind Co., Ltd.....................  1,492  334,003
    Korea Real Estate Investment & Trust Co., Ltd........ 71,244  183,265
    Korea United Pharm, Inc..............................  3,661   78,528
    Korea Zinc Co., Ltd..................................  1,158  427,632
    Korean Air Lines Co., Ltd............................ 31,045  813,001
    Korean Reinsurance Co................................ 38,872  383,931
    Kortek Corp..........................................  3,151   49,073
    KPX Chemical Co., Ltd................................    779   45,897
    KSS LINE, Ltd........................................  6,720   45,100
    KT Corp., Sponsored ADR..............................  2,500   34,250
    KT Corp..............................................  2,588   66,024
*   KT Hitel Co., Ltd....................................  4,017   20,493
    KT Skylife Co., Ltd.................................. 11,999  140,626
    KT Submarine Co., Ltd................................  4,890   18,730
    KT&G Corp............................................  6,046  597,744
*   KTB Investment & Securities Co., Ltd................. 15,697   51,234
    KTCS Corp............................................  8,939   17,392
    Ktis Corp............................................  7,637   18,395
    Kukbo Design Co., Ltd................................  1,117   18,890
    Kukdo Chemical Co., Ltd..............................  1,153   61,520
    Kukje Pharma Co., Ltd................................  4,131   17,848
    Kumho Industrial Co., Ltd............................  5,409   50,654
    Kumho Petrochemical Co., Ltd.........................  5,132  520,134
*   Kumho Tire Co., Inc.................................. 34,546  193,460
    Kumkang Kind Co., Ltd................................  1,330   29,057
    Kwang Dong Pharmaceutical Co., Ltd................... 11,146   74,852
*   Kwang Myung Electric Co., Ltd........................  8,801   22,570
    Kwangju Bank Co., Ltd................................ 10,052   98,988
*   Kyeryong Construction Industrial Co., Ltd............  3,546   70,314
    Kyobo Securities Co., Ltd............................  7,517   62,524
    Kyongbo Pharmaceutical Co., Ltd......................  2,380   26,366
    Kyung Dong Navien Co., Ltd...........................  1,287   71,510
*   Kyung Nam Pharm Co., Ltd.............................  3,666   42,275
    Kyungbang Co., Ltd...................................  4,080   46,542
    KyungDong City Gas Co., Ltd..........................    568   22,384
    KyungDong Invest Co., Ltd............................    230    9,960
    Kyungdong Pharm Co., Ltd.............................  5,384   58,278
    Kyung-In Synthetic Corp..............................  9,948   48,943
    L&F Co., Ltd.........................................  2,765  126,595
#*  LB Semicon, Inc...................................... 13,039   62,087
    LEADCORP, Inc. (The).................................  9,326   46,789
    Lee Ku Industrial Co., Ltd........................... 13,760   23,624
    LEENO Industrial, Inc................................  2,474  148,025
*   Leenos Corp..........................................  4,897   10,166

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
SOUTH KOREA -- (Continued)
    LF Corp..............................................   7,744 $  190,603
    LG Chem, Ltd.........................................   5,882  1,978,254
    LG Corp..............................................  13,952    940,501
#   LG Display Co., Ltd., ADR............................   7,000     65,660
    LG Display Co., Ltd..................................  81,540  1,545,850
    LG Electronics, Inc..................................  25,595  1,715,580
    LG Hausys, Ltd.......................................   2,888    173,847
    LG Household & Health Care, Ltd......................     633    685,486
    LG Innotek Co., Ltd..................................   5,374    785,112
    LG International Corp................................  10,704    226,169
    LG Uplus Corp........................................ 106,382  1,464,584
    LIG Nex1 Co., Ltd....................................     976     30,301
    Lion Chemtech Co., Ltd...............................   2,336     23,166
*   Liveplex Co., Ltd....................................  14,590     12,535
    LMS Co., Ltd.........................................   1,405      8,668
    Lock & Lock Co., Ltd.................................   1,275     23,698
    LOT Vacuum Co., Ltd..................................   3,898     42,088
    Lotte Chemical Corp..................................   3,765  1,212,562
    Lotte Chilsung Beverage Co., Ltd.....................      57     71,330
    LOTTE Fine Chemical Co., Ltd.........................   6,059    334,159
    Lotte Food Co., Ltd..................................     170    134,485
    LOTTE Himart Co., Ltd................................   2,623    181,149
    Lotte Non-Life Insurance Co., Ltd....................  38,382     92,106
    Lotte Shopping Co., Ltd..............................   1,708    314,988
    LS Cable & System Asia, Ltd..........................   2,218     13,339
    LS Corp..............................................   6,870    461,554
    LS Industrial Systems Co., Ltd.......................   4,120    267,202
*   Lumens Co., Ltd......................................  10,136     33,494
    LVMC Holdings........................................  12,336     43,003
    Macquarie Korea Infrastructure Fund..................  54,155    438,180
    Maeil Holdings Co., Ltd..............................   3,729     48,542
    Mando Corp...........................................  12,215    457,915
    Mcnex Co., Ltd.......................................   3,776     60,624
    Medy-Tox, Inc........................................     741    476,298
    Meerecompany, Inc....................................     466     55,388
    MegaStudy Co., Ltd...................................   1,287     17,203
    MegaStudyEdu Co., Ltd................................     249     36,877
*   Melfas, Inc..........................................   4,344     13,665
    Meritz Financial Group, Inc..........................  20,620    230,866
    Meritz Fire & Marine Insurance Co., Ltd..............  26,623    438,096
    Meritz Securities Co., Ltd........................... 107,207    339,424
*   MGENPLUS Co., Ltd....................................   2,738     24,627
    Mi Chang Oil Industrial Co., Ltd.....................     191     13,729
*   MiCo, Ltd............................................   7,444     26,696
    Minwise Co., Ltd.....................................   1,105     20,687
    Mirae Asset Daewoo Co., Ltd..........................  63,066    460,774
    Mirae Asset Life Insurance Co., Ltd..................  37,607    182,175
    Miwon Specialty Chemical Co., Ltd....................     850     47,957
    MK Electron Co., Ltd.................................   7,432     64,513
*   MNTech Co., Ltd......................................   7,262     25,653
    Mobase Co., Ltd......................................   4,670     19,236
    Modetour Network, Inc................................   3,721     83,913
    Moorim P&P Co., Ltd..................................   9,257     66,813
    Moorim Paper Co., Ltd................................  10,458     29,047
    Motonic Corp.........................................   3,936     31,729
    Muhak Co., Ltd.......................................   4,292     58,162
    Namhae Chemical Corp.................................   1,557     21,070
*   Namsun Aluminum Co., Ltd.............................  19,860     19,615
    Namyang Dairy Products Co., Ltd......................     115     65,937

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    Nasmedia Co., Ltd....................................    630 $   31,595
*   Naturecell Co., Ltd..................................  1,034      6,683
    NAVER Corp...........................................    903    579,359
    NCSoft Corp..........................................  1,212    418,390
    NeoPharm Co., Ltd....................................  1,128     53,568
*   Neowiz...............................................  2,740     42,946
*   NEOWIZ HOLDINGS Corp.................................  2,036     26,074
#   NEPES Corp........................................... 10,260    108,544
    Netmarble Corp.......................................    462     59,931
    New Power Plasma Co., Ltd............................  1,040     16,697
    Nexen Corp...........................................  8,306     45,336
    Nexen Tire Corp...................................... 15,039    144,495
    Nexturn Co., Ltd.....................................  1,556     19,007
    NH Investment & Securities Co., Ltd.................. 32,481    378,976
*   NHN Entertainment Corp...............................  4,464    251,238
*   NHN KCP Corp.........................................  3,670     46,939
#   NICE Holdings Co., Ltd...............................  9,171    131,062
    Nice Information & Telecommunication, Inc............  2,137     46,566
    NICE Information Service Co., Ltd.................... 13,197    119,734
    NICE Total Cash Management Co., Ltd..................  8,267     97,060
*   NK Co., Ltd.......................................... 23,922     30,588
    Nong Shim Holdings Co., Ltd..........................    716     62,470
    Nong Woo Bio Co., Ltd................................  1,161     15,650
    NongShim Co., Ltd....................................    712    187,277
    Noroo Holdings Co., Ltd..............................    946     11,724
    NOROO Paint & Coatings Co., Ltd......................  2,394     23,558
    NS Shopping Co., Ltd.................................  5,600     62,861
*   Nuri Telecom Co., Ltd................................  2,417     19,236
*   NUTRIBIOTECH Co., Ltd................................    862     16,608
    OCI Co., Ltd.........................................  5,442    483,111
    Openbase, Inc........................................  7,559     18,864
    Opto Device Technology Co., Ltd......................  4,785     26,977
*   OPTRON-TEC, Inc......................................  7,896     37,953
    Orion Corp...........................................    660     78,747
    Orion Holdings Corp..................................  8,530    172,841
*   Osstem Implant Co., Ltd..............................  2,849    132,692
*   Osung Advanced Materials Co., Ltd....................  7,722     18,864
    Ottogi Corp..........................................     90     71,024
    Paik Kwang Industrial Co., Ltd.......................  8,901     24,309
*   Pan Ocean Co., Ltd................................... 61,187    282,241
*   Pan-Pacific Co., Ltd................................. 10,094     25,746
*   PaperCorea, Inc...................................... 10,118     11,190
    Paradise Co., Ltd....................................  2,771     43,738
    Partron Co., Ltd..................................... 14,316     90,322
*   Paru Co., Ltd........................................  4,569     13,337
*   People & Technology, Inc.............................  1,440     23,261
*   Pobis TNC Co., Ltd................................... 10,917     11,828
    Poongsan Corp........................................  8,667    254,044
    Poongsan Holdings Corp...............................  1,313     49,917
    POSCO, Sponsored ADR................................. 11,313    829,809
    POSCO................................................  5,245  1,543,684
    POSCO Chemtech Co., Ltd..............................  5,859    259,342
    POSCO Coated & Color Steel Co., Ltd..................  1,326     26,498
    Posco Daewoo Corp.................................... 12,076    207,431
    Posco ICT Co., Ltd................................... 13,262     81,572
*   Power Logics Co., Ltd................................ 15,187     62,168
    Protec Co., Ltd......................................  1,462     23,305
    PS TEC Co., Ltd......................................  4,252     21,304
    PSK, Inc.............................................  5,179    108,771

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
SOUTH KOREA -- (Continued)
    Pulmuone Co., Ltd....................................     374 $    45,034
    Pungkuk Alcohol Industry Co., Ltd....................     731       6,447
    Pyeong Hwa Automotive Co., Ltd.......................   4,745      39,728
*   Redrover Co., Ltd....................................   9,635      33,069
    RFTech Co., Ltd......................................   8,496      34,497
    Robostar Co., Ltd....................................   1,336      42,744
    S Net Systems, Inc...................................   6,142      24,143
    S&S Tech Corp........................................   3,957      14,163
*   S&T Dynamics Co., Ltd................................   5,618      32,208
    S&T Holdings Co., Ltd................................   2,883      32,627
    S&T Motiv Co., Ltd...................................   3,487     105,460
*   S.Y. Panel Co., Ltd..................................   3,038      17,238
    S-1 Corp.............................................   2,354     182,607
    Sajo Industries Co., Ltd.............................   1,127      61,221
*   Sajodongaone Co., Ltd................................   9,516      12,152
#   Sam Chun Dang Pharm Co., Ltd.........................   5,368     189,423
#*  SAM KANG M&T Co., Ltd................................   6,234      24,091
    Sam Young Electronics Co., Ltd.......................   4,313      55,766
    Sam Yung Trading Co., Ltd............................   1,601      23,624
    Sambo Corrugated Board Co., Ltd......................     661       5,447
#   Sambo Motors Co., Ltd................................   5,206      37,565
    Samchully Co., Ltd...................................     644      65,407
    Samchuly Bicycle Co., Ltd............................   2,639      15,876
    Samho Development Co., Ltd...........................   5,939      26,592
*   Samho International Co., Ltd.........................   1,716      21,069
    SAMHWA Paints Industrial Co., Ltd....................   4,214      29,286
    Samick Musical Instruments Co., Ltd..................   9,330      17,927
    Samick THK Co., Ltd..................................   3,397      42,581
    Samji Electronics Co., Ltd...........................   6,049      66,865
*   Samjin LND Co., Ltd..................................   8,627      17,856
    Samjin Pharmaceutical Co., Ltd.......................   4,150     170,722
    Samkee Automotive Co., Ltd...........................   9,415      25,705
    Samkwang Glass Co., Ltd..............................     844      29,857
    Sammok S-Form Co., Ltd...............................   5,091      63,600
    SAMPYO Cement Co., Ltd...............................  10,813      40,424
    Samsung C&T Corp.....................................   2,397     265,163
    Samsung Card Co., Ltd................................   7,651     242,323
    Samsung Electro-Mechanics Co., Ltd...................   8,574   1,180,232
    Samsung Electronics Co., Ltd......................... 444,150  18,436,768
*   Samsung Engineering Co., Ltd.........................   6,075      92,656
    Samsung Fire & Marine Insurance Co., Ltd.............   4,195   1,024,450
#*  Samsung Heavy Industries Co., Ltd.................... 109,438     635,759
    Samsung Life Insurance Co., Ltd......................   6,244     537,575
*   Samsung Pharmaceutical Co., Ltd......................  11,337      30,720
    Samsung SDI Co., Ltd.................................   6,702   1,376,952
    Samsung SDS Co., Ltd.................................   1,090     204,441
    Samsung Securities Co., Ltd..........................  16,512     481,555
    SAMT Co., Ltd........................................  33,156      53,840
#   Samwha Capacitor Co., Ltd............................   3,391     270,645
    Samwha Electric Co., Ltd.............................     999      32,138
    Samyang Corp.........................................   1,105      77,349
    Samyang Foods Co., Ltd...............................     671      50,949
    Samyang Holdings Corp................................   1,332     135,832
    Samyang Tongsang Co., Ltd............................     936      34,971
#   Samyoung M-Tek Co., Ltd..............................   3,893      13,806
    Sang-A Frontec Co., Ltd..............................   1,725      22,994
*   Sangbo Corp..........................................   7,737      13,779
*   Sangsangin Co., Ltd..................................  12,437     254,656
    Sangsin Brake........................................   5,178      28,311

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    SaraminHR Co., Ltd...................................    847 $   14,261
    SAVEZONE I&C Corp....................................  7,852     29,217
*   SBS Media Holdings Co., Ltd.......................... 14,920     30,446
*   SBW.................................................. 36,660     37,069
*   S-Connect Co., Ltd................................... 22,401     41,316
    Seah Besteel Corp....................................  4,951     95,152
    SeAH Steel Corp......................................  1,414     87,149
    Sebang Co., Ltd......................................  4,775     51,705
    Sebang Global Battery Co., Ltd.......................  2,869     81,559
    Sebo Manufacturing Engineer Corp.....................  3,087     37,099
*   Seegene, Inc.........................................  1,876     43,886
    Sejong Industrial Co., Ltd...........................  5,251     33,671
*   Sejong Telecom, Inc.................................. 70,699     36,169
*   Sekonix Co., Ltd.....................................  3,946     27,686
#   S-Energy Co., Ltd....................................  3,217     20,658
*   Seobu T&D............................................  5,863     44,722
    Seohan Co., Ltd...................................... 37,879     72,206
    Seohee Construction Co., Ltd......................... 59,134     89,973
    Seojin System Co., Ltd...............................  2,175     65,121
    Seoul Auction Co., Ltd...............................  1,148      9,343
    Seoul Semiconductor Co., Ltd......................... 16,261    262,566
    SEOWONINTECH Co., Ltd................................  3,132     15,310
    Seoyon Co., Ltd......................................  5,803     25,030
    Seoyon E-Hwa Co., Ltd................................  6,608     38,917
*   Sewon Cellontech Co., Ltd............................  8,438     31,386
    SFA Engineering Corp................................. 10,342    339,973
*   SFA Semicon Co., Ltd................................. 37,043     64,667
*   SG Corp.............................................. 32,481     23,592
*   SG&G Corp............................................  6,213     13,460
*   SGA Co., Ltd......................................... 17,926     11,685
    SH Energy & Chemical Co., Ltd........................ 26,194     30,954
*   Shin Poong Pharmaceutical Co., Ltd...................  3,275     20,138
    Shinhan Financial Group Co., Ltd..................... 35,829  1,397,664
    Shinhan Financial Group Co., Ltd., ADR...............  3,200    125,504
    Shinsegae Engineering & Construction Co., Ltd........    863     26,453
    Shinsegae Food Co., Ltd..............................    316     38,910
    Shinsegae Information & Communication Co., Ltd.......    458     44,788
    Shinsegae International, Inc.........................    153     23,615
    Shinsegae, Inc.......................................  2,246    666,525
*   Shinsung E&G Co., Ltd................................ 13,763     16,358
*   Shinsung Tongsang Co., Ltd........................... 23,223     21,401
*   Shinwha Intertek Corp................................ 10,450     19,527
#*  Shinwon Corp.........................................  9,926     17,403
    Shinyoung Securities Co., Ltd........................  1,715     88,927
    SHOWBOX Corp.........................................  5,036     18,308
*   Signetics Corp....................................... 17,051     18,341
    SIGONG TECH Co., Ltd.................................  2,357     14,951
    Silicon Works Co., Ltd...............................  2,704    114,732
    Silla Co., Ltd.......................................  3,447     43,478
    SIMMTECH Co., Ltd.................................... 10,495     82,406
    SIMMTECH HOLDINGS Co., Ltd........................... 18,290     33,124
    SIMPAC, Inc..........................................  4,718     12,313
    Sindoh Co., Ltd......................................  2,353    106,605
    SK Bioland Co., Ltd..................................  1,494     22,914
    SK D&D Co., Ltd......................................    433     12,800
    SK Discovery Co., Ltd................................  6,515    193,134
    SK Gas, Ltd..........................................  1,663    128,150
*   SK Holdings Co., Ltd.................................  5,092  1,200,284
    SK Hynix, Inc........................................ 46,357  3,582,949

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
SOUTH KOREA -- (Continued)
    SK Innovation Co., Ltd...............................   7,223 $1,282,851
    SK Materials Co., Ltd................................     883    143,378
    SK Networks Co., Ltd.................................  58,298    245,431
#*  SK Securities Co., Ltd............................... 119,774    123,961
    SK Telecom Co., Ltd., Sponsored ADR..................   1,400     34,706
    SK Telecom Co., Ltd..................................   1,056    236,025
    SKC Co., Ltd.........................................   6,532    250,820
*   SKC Solmics Co., Ltd.................................  14,915     70,059
    SKCKOLONPI, Inc......................................   4,953    226,770
    SL Corp..............................................   5,784    105,764
*   SM Entertainment Co..................................   1,003     34,650
#*  S-MAC Co., Ltd.......................................  17,626     23,263
#*  SMARK Co., Ltd.......................................  34,617     10,190
    SMEC Co., Ltd........................................   5,759     18,005
*   SNU Precision Co., Ltd...............................   3,896     11,686
    S-Oil Corp...........................................   5,960    625,995
*   Solborn, Inc.........................................   4,032     18,831
*   Solco Biomedical Co., Ltd............................  20,337     10,391
*   Solid, Inc...........................................   4,685     19,726
    Songwon Industrial Co., Ltd..........................   7,973    188,582
    Soulbrain Co., Ltd...................................   3,982    212,998
    SPC Samlip Co., Ltd..................................     569     56,554
    Spigen Korea Co., Ltd................................   1,063     48,219
    Ssangyong Cement Industrial Co., Ltd.................  38,395    180,783
*   Ssangyong Motor Co...................................  14,381     60,272
    Suheung Co., Ltd.....................................   1,837     47,386
    Sun Kwang Co., Ltd...................................   1,670     29,555
*   Sunchang Corp........................................   2,455     14,566
    Sung Bo Chemicals Co., Ltd...........................   5,041     28,341
    Sung Kwang Bend Co., Ltd.............................   9,320     87,136
*   Sungchang Enterprise Holdings, Ltd...................  23,155     54,510
    Sungdo Engineering & Construction Co., Ltd...........   5,057     29,806
*   Sungshin Cement Co., Ltd.............................   4,554     38,296
    Sungwoo Hitech Co., Ltd..............................  30,887    125,953
*   Sunjin Co., Ltd......................................   4,911     60,895
*   Suprema HQ, Inc......................................     570      2,930
*   Suprema, Inc.........................................     529     10,837
#*  Synopex, Inc.........................................  18,521     57,295
    Systems Technology, Inc..............................   3,867     61,382
    Taekwang Industrial Co., Ltd.........................     162    212,034
*   Taewoong Co., Ltd....................................   4,024     56,886
    Taeyoung Engineering & Construction Co., Ltd.........  21,354    277,543
*   Taihan Electric Wire Co., Ltd........................  11,757     12,301
*   Taihan Fiberoptics Co., Ltd..........................   3,210     18,476
    Tailim Packaging Co., Ltd............................   6,595     18,979
*   TBH Global Co., Ltd..................................   8,225     38,535
    TechWing, Inc........................................   4,245     59,255
    Tera Semicon Co., Ltd................................   4,830     72,943
    TES Co., Ltd.........................................   6,178    137,109
    Tesna Co., Ltd.......................................   1,456     33,627
*   Thinkware Systems Corp...............................   2,160     16,743
*   TK Chemical Corp.....................................  10,111     21,263
    TK Corp..............................................   6,784     68,516
    Tokai Carbon Korea Co., Ltd..........................   1,461     93,450
    Tong Yang Moolsan Co., Ltd...........................  16,300     29,139
    Tongyang Life Insurance Co., Ltd.....................  15,930    105,578
    Tongyang, Inc........................................  53,574     92,140
    Top Engineering Co., Ltd.............................   7,019     39,120
*   Toptec Co., Ltd......................................   8,221    187,045

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
SOUTH KOREA -- (Continued)
Tovis Co., Ltd.                                            5,714 $   42,186
    TS Corp..............................................  1,615     33,968
*   T'way Holdings, Inc..................................  6,101     23,634
    UBCare Co., Ltd......................................  5,068     20,477
*   Ubiquoss Holdings, Inc...............................  2,090     10,082
    Ubiquoss, Inc........................................    666     17,248
#*  Ugint Co., Ltd....................................... 27,877     23,914
    UIL Co., Ltd.........................................  4,913     24,951
    Uju Electronics Co., Ltd.............................  2,705     23,590
*   Unick Corp...........................................  2,721     11,297
    Unid Co., Ltd........................................  2,127     91,256
    Uniquest Corp........................................  3,608     26,304
*   Unison Co., Ltd...................................... 15,413     33,217
    UniTest, Inc.........................................  4,699     79,062
    Value Added Technology Co., Ltd......................  1,541     43,447
    Viatron Technologies, Inc............................  1,640     18,889
    Vieworks Co., Ltd....................................  1,617     48,233
    Visang Education, Inc................................  2,929     24,372
*   Vitzrocell Co., Ltd..................................  2,887     34,325
#*  W Holding Co., Ltd................................... 36,772     24,104
*   Webzen, Inc..........................................  4,379     81,997
*   Welcron Co., Ltd.....................................  7,279     24,307
    WeMade Entertainment Co., Ltd........................    450     15,541
    Whanin Pharmaceutical Co., Ltd.......................  2,132     40,292
*   WillBes & Co. (The).................................. 19,813     25,387
*   Winix, Inc...........................................  1,438     20,219
    WiSoL Co., Ltd....................................... 11,563    176,953
*   Won Ik Corp..........................................  2,720     17,723
*   Wonik Holdings Co., Ltd.............................. 14,260     71,683
    WONIK IPS Co., Ltd...................................  8,397    221,311
*   Wonik Materials Co., Ltd.............................  1,168     56,818
*   Wonik QnC Corp.......................................  3,518     51,290
*   Woojin Plaimm Co., Ltd...............................  1,781     10,318
*   Woojin, Inc..........................................  3,421     15,629
*   Woongjin Co., Ltd.................................... 21,955     53,547
*   Woongjin Energy Co., Ltd.............................  4,471     12,794
    Woongjin Thinkbig Co., Ltd...........................  9,131     48,214
    Woori Bank........................................... 92,304  1,395,168
*   Woori Investment Bank Co., Ltd....................... 33,793     21,000
*   Woori Technology, Inc................................ 10,028     15,679
*   Woorison F&G Co., Ltd................................ 11,019     21,315
    Woory Industrial Co., Ltd............................  2,626     69,981
    Wooshin Systems Co., Ltd.............................  3,007     23,961
    WooSung Feed Co., Ltd................................  6,316     17,081
    Y G-1 Co., Ltd.......................................  7,615    105,799
*   YeaRimDang Publishing Co., Ltd.......................  8,356     73,535
    Yeong Hwa Metal Co., Ltd............................. 22,475     29,395
    YES24 Co., Ltd.......................................  2,337     11,631
    YG Entertainment, Inc................................  1,514     45,095
    YMC Co., Ltd.........................................  1,363     24,298
    Yong Pyong Resort Co., Ltd...........................  6,961     42,531
    Yoosung Enterprise Co., Ltd..........................  3,387      9,204
    YooSung T&S Co., Ltd.................................  4,556     13,956
    Youlchon Chemical Co., Ltd...........................  2,627     40,087
    Young Poong Corp.....................................     88     59,954
    Young Poong Precision Corp...........................  3,695     26,537
    Youngone Corp........................................  6,169    166,646
    Youngone Holdings Co., Ltd...........................  3,180    152,821
*   YoungWoo DSP Co., Ltd................................  2,864      9,592

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
SOUTH KOREA -- (Continued)
*   Yuanta Securities Korea Co., Ltd.....................    40,520 $    132,597
    Yuhan Corp...........................................       342       68,260
*   Yungjin Pharmaceutical Co., Ltd......................     4,960       33,272
    Zeus Co., Ltd........................................     2,774       42,117
                                                                    ------------
TOTAL SOUTH KOREA........................................            133,589,732
                                                                    ------------
SPAIN -- (1.7%)
#   Acciona SA...........................................    14,249    1,223,569
    Acerinox SA..........................................    74,477    1,076,472
    ACS Actividades de Construccion y Servicios SA.......    40,193    1,761,535
    Aena SME SA..........................................     3,115      565,605
    Alantra Partners SA..................................       733       12,421
    Almirall SA..........................................     6,913       98,919
    Amadeus IT Group SA..................................    35,860    3,059,071
*   Amper SA.............................................   289,548      106,920
    Applus Services SA...................................    54,279      785,870
#   Atresmedia Corp. de Medios de Comunicacion SA........    40,947      320,670
    Azkoyen SA...........................................     4,802       47,756
    Banco Bilbao Vizcaya Argentaria SA...................   260,394    1,907,553
    Banco de Sabadell SA................................. 1,013,362    1,687,009
#   Banco Santander SA................................... 1,253,758    7,043,756
#   Banco Santander SA, Sponsored ADR....................    64,308      359,484
    Bankia SA............................................   147,437      579,592
    Bankinter SA.........................................    24,494      236,250
*   Baron de Ley.........................................       258       34,105
#   Bolsas y Mercados Espanoles SHMSF SA.................    24,339      783,103
    CaixaBank SA.........................................   375,752    1,728,789
    Cellnex Telecom SA...................................    49,602    1,318,139
    Cia de Distribucion Integral Logista Holdings SA.....    16,709      395,831
    CIE Automotive SA....................................    19,308      593,483
    Construcciones y Auxiliar de Ferrocarriles SA........     6,226      275,767
#*  Deoleo SA............................................   139,533       26,204
#   Distribuidora Internacional de Alimentacion SA.......   196,064      438,177
#*  Duro Felguera SA.....................................    14,383          533
    Duro Felguera, SA....................................   465,050       17,402
    Ebro Foods SA........................................    17,019      368,346
*   eDreams ODIGEO SA....................................    19,877       89,753
    Elecnor SA...........................................    10,479      150,651
    Enagas SA............................................    99,393    2,778,689
    Ence Energia y Celulosa SA...........................    69,910      659,440
    Endesa SA............................................    28,968      669,873
    Ercros SA............................................    54,416      310,663
    Euskaltel SA.........................................    25,519      237,538
    Faes Farma SA........................................    60,054      262,063
    Ferrovial SA.........................................    10,958      226,177
    Fluidra SA...........................................    12,441      174,737
*   Fomento de Construcciones y Contratas SA.............    11,826      153,699
*   Global Dominion Access SA............................    12,687       66,216
    Grifols SA...........................................    17,715      514,429
    Grupo Catalana Occidente SA..........................    10,508      448,658
*   Grupo Empresarial San Jose SA........................     5,388       25,599
    Iberdrola S.A........................................   669,625    5,206,267
    Iberdrola SA.........................................    19,132      148,774
*   Indra Sistemas SA....................................    57,644      699,346
    Industria de Diseno Textil SA........................    35,091    1,149,954
*   Liberbank SA.........................................   636,832      374,272
    Mapfre SA............................................   506,495    1,589,561
    Mediaset Espana Comunicacion SA......................    89,514      704,227
    Melia Hotels International SA........................    45,681      600,728

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
SPAIN -- (Continued)
    Miquel y Costas & Miquel SA..........................   6,215 $   230,407
    Naturgy Energy Group SA..............................  71,603   1,939,640
    NH Hotel Group SA....................................  43,409     318,824
#   Obrascon Huarte Lain SA..............................  47,065     165,703
    Papeles y Cartones de Europa SA......................  18,922     369,216
#*  Promotora de Informaciones SA, Class A...............  92,402     196,595
    Prosegur Cia de Seguridad SA......................... 114,510     761,758
*   Quabit Inmobiliaria SA...............................  20,348      41,825
*   Realia Business SA...................................  34,650      43,201
    Red Electrica Corp. SA...............................  57,730   1,223,596
    Repsol SA, Sponsored ADR.............................     226       4,479
    Repsol SA............................................ 185,766   3,684,659
#   Sacyr S.A............................................ 187,688     597,975
    Sacyr SA.............................................   2,853       9,109
    Siemens Gamesa Renewable Energy SA...................  13,059     184,210
*   Solaria Energia y Medio Ambiente SA..................  19,808     117,722
    Talgo SA.............................................  37,357     200,063
#   Tecnicas Reunidas SA.................................   9,921     334,927
#   Telefonica SA, Sponsored ADR.........................   6,481      58,588
    Telefonica SA........................................ 245,727   2,207,985
*   Tubacex SA...........................................  17,854      65,736
#*  Tubos Reunidos SA....................................  22,892      12,428
    Vidrala SA...........................................   6,134     587,444
    Viscofan SA..........................................  18,076   1,246,809
*   Vocento SA...........................................   5,805       9,268
    Zardoya Otis SA......................................  55,531     530,726
                                                                  -----------
TOTAL SPAIN..............................................          59,236,538
                                                                  -----------
SWEDEN -- (1.9%)
    AAK AB...............................................  48,336     784,133
    Acando AB............................................  33,126     122,284
    AddLife AB...........................................   2,310      55,248
    AddNode Group AB.....................................   4,944      57,852
    AddTech AB, Class B..................................  14,286     323,437
    AF AB, Class B.......................................  19,366     482,039
    Ahlsell AB...........................................  29,083     170,456
    Alfa Laval AB........................................  27,674     760,744
#   Alimak Group AB......................................   2,704      44,927
#*  Anoto Group AB.......................................  31,703      12,985
    Arjo AB, Class B.....................................  29,000      98,316
    Assa Abloy AB, Class B...............................  40,078     791,159
    Atlas Copco AB.......................................  25,604     733,207
    Atlas Copco AB.......................................  14,879     389,940
    Atrium Ljungberg AB, Class B.........................  11,356     197,146
    Attendo AB...........................................   7,548      68,275
#   Avanza Bank Holding AB...............................   6,527     300,615
    Axfood AB............................................  15,786     319,600
*   BE Group AB..........................................     696       4,050
    Beijer Alma AB.......................................  16,990     240,428
    Beijer Ref AB........................................     867      18,961
    Bergman & Beving AB..................................   7,954      85,145
    Betsson AB...........................................  55,539     495,739
    Bilia AB, Class A....................................  52,784     450,791
#   BillerudKorsnas AB...................................  70,507     840,014
    BioGaia AB, Class B..................................   4,489     220,270
    Biotage AB...........................................  10,635     133,748
#   Bjorn Borg AB........................................  11,408      29,736
    Boliden AB...........................................  64,861   1,930,768
    Bonava AB, Class B...................................  21,719     284,426

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
SWEDEN -- (Continued)
    Bravida Holding AB................................... 17,675 $  140,871
    Bufab AB............................................. 12,218    155,242
    Bulten AB............................................  5,345     64,011
    Bure Equity AB....................................... 21,217    250,875
#   Byggmax Group AB..................................... 33,815    161,095
    Castellum AB......................................... 17,806    321,187
    Catena AB............................................  4,224     90,458
#   Cavotec SA...........................................  5,921     16,827
#   Clas Ohlson AB, Class B.............................. 13,808    121,362
    Cloetta AB, Class B.................................. 63,560    202,027
*   Collector AB.........................................  4,634     38,222
    Com Hem Holding AB................................... 69,476  1,241,297
    Concentric AB........................................ 13,349    230,550
    Coor Service Management Holding AB...................  6,606     54,862
    Dedicare AB, Class B.................................    797      5,226
    Dios Fastigheter AB.................................. 24,883    158,786
    Dometic Group AB..................................... 41,441    402,049
*   Doro AB.............................................. 11,734     57,969
    Duni AB..............................................  9,329    119,967
    Dustin Group AB...................................... 16,922    174,354
    Eastnine AB..........................................  9,352    103,546
#   Elanders AB, Class B.................................  2,784     25,115
    Electrolux AB, Series B.............................. 23,805    558,375
    Elekta AB, Class B................................... 33,319    467,805
#*  Eltel AB............................................. 12,624     34,072
*   Enea AB..............................................  3,603     37,140
*   Epiroc AB............................................ 25,604    306,563
*   Epiroc AB............................................ 14,879    157,675
    Essity AB, Class A...................................  2,277     58,642
    Essity AB, Class B................................... 34,871    872,281
    eWork Group AB.......................................  2,020     22,049
    Fabege AB............................................ 45,622    646,159
#   Fagerhult AB......................................... 13,015    122,779
*   Fastighets AB Balder................................. 12,918    375,500
    FastPartner AB.......................................  6,432     39,772
    Fenix Outdoor International AG.......................    880    100,807
#*  Fingerprint Cards AB, Class B........................ 33,245     29,937
    Getinge AB, Class B.................................. 49,450    531,616
    Granges AB........................................... 40,939    512,491
    Gunnebo AB........................................... 16,354     51,032
    Haldex AB............................................ 11,172    118,216
    Hemfosa Fastigheter AB............................... 41,855    574,829
    Hennes & Mauritz AB, Class B......................... 30,274    471,355
    Hexagon AB, Class B.................................. 11,231    684,523
    Hexpol AB............................................ 61,107    657,304
    HIQ International AB................................. 18,807    114,719
#   Hoist Finance AB.....................................  4,717     36,702
    Holmen AB, Class B................................... 29,156    648,991
    Hufvudstaden AB, Class A............................. 17,897    276,917
    Husqvarna AB, Class A................................  3,909     31,111
    Husqvarna AB, Class B................................ 96,883    765,428
#   ICA Gruppen AB....................................... 11,764    390,033
    Indutrade AB......................................... 18,684    491,050
#   Intrum AB............................................ 15,979    429,912
    Inwido AB............................................ 26,971    199,128
#   ITAB Shop Concept AB, Class B........................  6,100     21,356
    JM AB................................................ 37,329    687,332
    KappAhl AB........................................... 27,914    120,662
    Karo Pharma AB....................................... 22,570     92,185

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
SWEDEN -- (Continued)
    Kindred Group P.L.C..................................  70,894 $  914,904
    Klovern AB, Class B.................................. 155,399    204,589
    KNOW IT AB...........................................  10,686    211,045
    Kungsleden AB........................................  49,262    397,334
#   Lagercrantz Group AB, Class B........................  19,630    205,520
    Lifco AB, Class B....................................   4,400    197,208
    Lindab International AB..............................  23,174    157,865
    Loomis AB, Class B...................................  40,095  1,258,198
    Lundin Petroleum AB..................................  16,381    540,108
#*  Medivir AB, Class B..................................   4,452     19,256
    Mekonomen AB.........................................   9,820    175,808
    Millicom International Cellular SA...................  16,074  1,029,696
    Modern Times Group MTG AB, Class B...................  17,496    642,541
*   Momentum Group AB, Class B...........................   8,835    118,039
    MQ Holding AB........................................  11,956     20,593
#   Mycronic AB..........................................  20,214    205,975
    NCC AB, Class B......................................  44,420    717,033
    NetEnt AB............................................  54,439    232,738
    New Wave Group AB, Class B...........................  27,186    164,458
    Nibe Industrier AB, Class B..........................  65,051    731,108
    Nobia AB.............................................  63,948    480,637
    Nobina AB............................................  56,232    389,611
    Nolato AB, Class B...................................  12,358  1,106,518
    Nordea Bank AB....................................... 255,157  2,711,773
    Opus Group AB........................................ 125,884     96,541
    Oriflame Holding AG..................................  13,991    465,334
    Pandox AB............................................  18,633    350,227
    Peab AB..............................................  98,339    792,501
    Platzer Fastigheter Holding AB, Class B..............   2,223     15,917
    Pricer AB, Class B...................................  56,354     71,970
    Proact IT Group AB...................................   3,627     71,221
#*  Qliro Group AB.......................................  26,974     39,188
*   Radisson Hospitality AB..............................   5,762     23,522
    Ratos AB, Class B....................................  80,168    298,453
*   RaySearch Laboratories AB............................   6,442     84,569
*   Recipharm AB, Class B................................   2,457     44,811
    Rottneros AB.........................................  37,562     48,872
    Saab AB, Class B.....................................  11,289    520,543
    Sagax AB, Class B....................................  10,084    131,288
    Sandvik AB...........................................  71,174  1,301,465
*   SAS AB...............................................  76,292    149,633
    Scandi Standard AB...................................  24,258    156,143
    Scandic Hotels Group AB..............................  28,508    297,480
    Sectra AB, Class B...................................   4,559    124,608
    Securitas AB, Class B................................  33,360    600,212
    Semcon AB............................................   2,968     19,272
#*  Sensys Gatso Group AB................................  93,608     14,963
    Skandinaviska Enskilda Banken AB, Class C............   1,487     16,393
    Skandinaviska Enskilda Banken AB, Class A............ 108,069  1,155,268
    Skanska AB, Class B..................................  27,459    516,515
    SKF AB, Class A......................................   2,953     60,571
    SKF AB, Class B......................................  98,332  2,018,792
    SkiStar AB...........................................  11,047    258,252
    SSAB AB, Class A.....................................   2,266     11,178
    SSAB AB, Class A.....................................  32,153    158,607
    SSAB AB, Class B.....................................  12,844     50,839
    SSAB AB, Class B.....................................  86,676    344,003
    Svenska Cellulosa AB SCA, Class A....................   4,431     46,766
    Svenska Cellulosa AB SCA, Class B.................... 119,169  1,233,035

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
SWEDEN -- (Continued)
    Svenska Handelsbanken AB, Class A.................... 128,285 $ 1,584,642
#   Svenska Handelsbanken AB, Class B....................   2,115      26,635
    Sweco AB, Class B....................................  23,921     643,232
    Swedbank AB, Class A.................................  93,181   2,203,479
    Swedish Match AB.....................................  10,762     588,329
*   Swedish Orphan Biovitrum AB..........................  14,352     388,267
    Systemair AB.........................................   2,297      24,694
    Tele2 AB, Class B....................................  85,242   1,143,807
    Telefonaktiebolaget LM Ericsson, Sponsored ADR.......   8,088      63,572
    Telefonaktiebolaget LM Ericsson, Class A.............   3,536      27,910
    Telefonaktiebolaget LM Ericsson, Class B............. 192,051   1,507,648
    Telia Co. AB......................................... 501,685   2,413,196
    Thule Group AB.......................................  36,833     860,754
    Trelleborg AB, Class B...............................  35,084     730,538
    Troax Group AB.......................................   3,109     106,059
    Vitrolife AB.........................................  17,265     224,660
    Volvo AB, Class A....................................  30,091     529,294
    Volvo AB, Class B.................................... 166,606   2,923,770
    Wallenstam AB, Class B...............................  41,969     431,422
    Wihlborgs Fastigheter AB.............................  36,710     436,652
                                                                  -----------
TOTAL SWEDEN.............................................          67,598,852
                                                                  -----------
SWITZERLAND -- (3.9%)
#   ABB, Ltd., Sponsored ADR.............................  11,588     266,756
    ABB, Ltd............................................. 187,561   4,305,566
    Adecco Group AG......................................  38,814   2,386,176
*   Allreal Holding AG...................................   5,893     916,869
*   Alpiq Holding AG.....................................   1,161     102,094
    ALSO Holding AG......................................   2,206     241,113
#   ams AG...............................................   7,373     530,442
    APG SGA SA...........................................     419     148,925
*   Arbonia AG...........................................  16,794     284,652
#*  Aryzta AG............................................  31,965     451,036
    Ascom Holding AG.....................................  10,665     193,827
    Autoneum Holding AG..................................   1,342     306,754
#   Bachem Holding AG, Class B...........................     635      89,845
    Baloise Holding AG...................................  13,614   2,122,962
    Bank Cler AG.........................................   1,127      59,427
    Banque Cantonale de Geneve...........................     174      31,979
    Banque Cantonale Vaudoise............................     758     566,705
    Barry Callebaut AG...................................     521     887,613
    Belimo Holding AG....................................     118     496,411
    Bell Food Group AG...................................     809     236,623
    Bellevue Group AG....................................   3,885      90,239
#   Berner Kantonalbank AG...............................     879     180,183
    BFW Liegenschaften AG................................     830      35,694
    BKW AG...............................................   3,354     226,397
    Bobst Group SA.......................................   5,079     470,357
    Bossard Holding AG, Class A..........................   1,884     377,889
    Bucher Industries AG.................................   2,573     833,668
#   Burckhardt Compression Holding AG....................   1,389     505,097
#   Burkhalter Holding AG................................   1,263     111,561
    Calida Holding AG....................................   1,330      46,629
    Carlo Gavazzi Holding AG.............................     199      64,721
    Cembra Money Bank AG.................................  10,884     998,213
    Chocoladefabriken Lindt & Spruengli AG...............       5     400,514
#   Cicor Technologies, Ltd..............................     937      62,225
    Cie Financiere Richemont SA..........................  31,383   2,748,487
    Cie Financiere Tradition SA..........................     629      67,376

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
SWITZERLAND -- (Continued)
    Clariant AG..........................................  80,922 $ 1,934,951
    Coltene Holding AG...................................   1,262     141,197
    Conzzeta AG..........................................     398     434,730
    Credit Suisse Group AG............................... 173,607   2,792,037
    Credit Suisse Group AG, Sponsored ADR................  11,668     187,391
    Daetwyler Holding AG.................................   3,169     585,766
    DKSH Holding AG......................................   8,678     634,407
#   dormakaba Holding AG.................................     982     629,218
*   Dottikon Es Holding AG...............................      32      21,319
#   Dufry AG.............................................  11,195   1,481,301
    EFG International AG.................................  40,292     300,152
    Emmi AG..............................................     898     736,537
    EMS-Chemie Holding AG................................     594     380,974
    Feintool International Holding AG....................     839      94,028
    Flughafen Zurich AG..................................   7,340   1,535,860
    Forbo Holding AG.....................................     382     603,972
    GAM Holding AG.......................................  87,631     885,998
    Geberit AG...........................................   2,493   1,110,069
    Georg Fischer AG.....................................   2,345   3,025,628
    Givaudan SA..........................................     690   1,615,086
    Gurit Holding AG.....................................     206     179,645
    Helvetia Holding AG..................................   2,431   1,436,782
    Hiag Immobilien Holding AG...........................     988     123,540
#   HOCHDORF Holding AG..................................     378      78,531
#   Huber & Suhner AG....................................   4,423     267,682
*   Idorsia, Ltd.........................................   1,845      45,794
    Implenia AG..........................................   5,740     453,782
    Inficon Holding AG...................................     631     295,255
    Interroll Holding AG.................................     300     536,123
    Intershop Holding AG.................................     329     167,797
    Investis Holding SA..................................     239      14,335
    Julius Baer Group, Ltd...............................  46,107   2,529,412
    Jungfraubahn Holding AG..............................     519      77,219
    Kardex AG............................................   2,304     353,844
#   Komax Holding AG.....................................   1,351     378,329
#   Kudelski SA..........................................  13,192     127,421
    Kuehne + Nagel International AG......................   3,270     521,891
    LafargeHolcim, Ltd...................................  36,253   1,848,694
    LafargeHolcim, Ltd...................................   6,741     343,814
*   Lastminute.com NV....................................     941      12,277
    LEM Holding SA.......................................     135     184,095
    Liechtensteinische Landesbank AG.....................   2,194     130,998
    Logitech International SA............................   5,234     230,188
    Logitech International SA............................  27,599   1,210,216
    Lonza Group AG.......................................   1,449     446,027
    Luzerner Kantonalbank AG.............................   1,008     523,035
#   Meier Tobler Group AG................................   1,320      27,671
    Metall Zug AG........................................      59     183,174
#*  Meyer Burger Technology AG...........................  24,599      17,332
    Mobilezone Holding AG................................   9,636     100,386
    Mobimo Holding AG....................................   2,338     580,145
    Nestle SA............................................ 200,030  16,301,114
    Novartis AG, Sponsored ADR...........................  20,738   1,739,918
    Novartis AG.......................................... 113,439   9,519,995
    OC Oerlikon Corp. AG.................................  66,863   1,038,876
*   Orascom Development Holding AG.......................   5,075      72,161
    Orior AG.............................................   2,018     174,081
#   Panalpina Welttransport Holding AG...................   4,189     598,057
#   Partners Group Holding AG............................   1,660   1,259,718

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- ------------
SWITZERLAND -- (Continued)
    Phoenix Mecano AG....................................     135 $     89,949
    Plazza AG, Class A...................................     199       45,409
    PSP Swiss Property AG................................  10,200      960,237
#   Rieter Holding AG....................................   1,349      205,582
    Roche Holding AG.....................................     908      224,976
    Roche Holding AG.....................................  26,412    6,488,010
    Romande Energie Holding SA...........................      49       58,875
    Schaffner Holding AG.................................     112       36,190
    Schindler Holding AG.................................   1,218      275,536
*   Schmolz + Bickenbach AG.............................. 222,895      183,266
    Schweiter Technologies AG............................     363      397,981
    SFS Group AG.........................................   7,719      913,575
    SGS SA...............................................     363      946,218
    Siegfried Holding AG.................................   1,556      671,223
    Sika AG..............................................  19,260    2,734,695
    Sonova Holding AG....................................   9,125    1,682,297
    St Galler Kantonalbank AG............................     867      445,715
    Straumann Holding AG.................................   1,478    1,147,706
    Sulzer AG............................................   5,559      681,848
    Sunrise Communications Group AG......................  18,845    1,660,943
    Swatch Group AG (The)................................   3,288    1,471,678
    Swatch Group AG (The)................................   4,385      360,871
    Swiss Life Holding AG................................   5,729    2,054,297
    Swiss Prime Site AG..................................  18,590    1,703,634
    Swiss Re AG..........................................  28,138    2,579,784
    Swisscom AG..........................................   6,487    3,045,617
    Swissquote Group Holding SA..........................   3,799      249,658
    Tamedia AG...........................................     825      123,706
    Tecan Group AG.......................................   1,994      505,905
    Temenos AG...........................................  10,256    1,650,717
    Thurgauer Kantonalbank...............................     480       49,442
*   Tornos Holding AG....................................   2,544       28,769
#   u-blox Holding AG....................................   3,573      663,114
    UBS Group AG......................................... 264,286    4,343,920
#*  UBS Group AG.........................................  14,105      231,604
    Valiant Holding AG...................................   5,043      538,308
    Valora Holding AG....................................   1,590      488,822
    VAT Group AG.........................................   8,658    1,136,695
    Vaudoise Assurances Holding SA.......................     378      194,561
    Vetropack Holding AG.................................      44       90,046
    Vifor Pharma AG......................................   9,439    1,785,417
    Vontobel Holding AG..................................  11,973      830,074
    VP Bank AG...........................................     763      148,781
    VZ Holding AG........................................     610      194,394
    Walliser Kantonalbank................................     123       13,282
    Warteck Invest AG....................................       7       13,569
#   Ypsomed Holding AG...................................     888      131,093
    Zehnder Group AG.....................................   3,885      169,015
    Zueblin Immobilien Holding AG........................     454       12,461
    Zuger Kantonalbank AG................................      13       76,335
#   Zurich Insurance Group AG............................  16,665    5,110,329
                                                                  ------------
TOTAL SWITZERLAND........................................          134,951,129
                                                                  ------------
TAIWAN -- (3.8%)
    ABC Taiwan Electronics Corp..........................  28,000       45,694
    Ability Enterprise Co., Ltd.......................... 123,988       67,325
#   Ability Opto-Electronics Technology Co., Ltd.........  19,513       40,049
    AcBel Polytech, Inc.................................. 160,000      102,070
    Accton Technology Corp............................... 139,000      464,314

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    Acer, Inc............................................   673,000 $  551,558
    ACES Electronic Co., Ltd.............................    37,000     25,825
    Acter Co., Ltd.......................................    19,550    143,482
*   Action Electronics Co., Ltd..........................    63,000     15,266
    Actron Technology Corp...............................    29,000     95,813
    A-DATA Technology Co., Ltd...........................    89,000    157,319
    Addcn Technology Co., Ltd............................     4,000     35,638
    Adlink Technology, Inc...............................    28,659     46,336
    Advanced Ceramic X Corp..............................    13,000    114,219
    Advanced International Multitech Co., Ltd............    50,000     59,051
*   Advanced Lithium Electrochemistry Cayman Co., Ltd....    30,000     19,840
    Advanced Optoelectronic Technology, Inc..............    31,000     26,930
    Advanced Wireless Semiconductor Co...................    47,000     89,939
    Advancetek Enterprise Co., Ltd.......................    50,571     32,147
    Advantech Co., Ltd...................................    17,599    116,696
    Aerospace Industrial Development Corp................   266,000    262,300
*   AGV Products Corp....................................   174,875     46,372
    Airmate Cayman International Co., Ltd................    23,000     14,982
    Airtac International Group...........................    18,229    198,506
*   Alchip Technologies, Ltd.............................    22,000     87,177
*   ALI Corp.............................................   124,000     57,022
    All Ring Tech Co., Ltd...............................    25,000     52,968
    Allied Circuit Co., Ltd..............................    13,000     42,593
    Allis Electric Co., Ltd..............................    60,000     31,133
    Alltop Technology Co., Ltd...........................    23,000     45,228
#   Alpha Networks, Inc..................................   134,300     93,201
    Altek Corp...........................................   121,000    158,771
    Amazing Microelectronic Corp.........................    29,213    101,056
    Ambassador Hotel (The)...............................    48,000     35,134
    Ampire Co., Ltd......................................    28,000     18,036
    AmTRAN Technology Co., Ltd...........................   298,000    127,664
#   Anderson Industrial Corp.............................    83,000     38,471
    Anpec Electronics Corp...............................    44,000     83,979
    AP Memory Technology Corp............................     8,000     22,009
    Apacer Technology, Inc...............................    16,750     20,495
    APAQ Technology Co., Ltd.............................    25,267     49,085
    APCB, Inc............................................    51,000     39,566
    Apex Biotechnology Corp..............................    32,000     29,277
*   Apex International Co., Ltd..........................    53,550     56,050
    Arcadyan Technology Corp.............................    41,000     98,017
    Ardentec Corp........................................   206,990    258,609
    Argosy Research, Inc.................................    22,000     26,233
    ASE Technology Holding Co., Ltd., ADR................     8,500     42,160
    ASE Technology Holding Co., Ltd......................   688,931  1,766,001
    Asia Cement Corp.....................................   526,000    702,563
    Asia Electronic Material Co., Ltd....................    26,000     20,722
#   Asia Optical Co., Inc................................    63,000    184,494
*   Asia Pacific Telecom Co., Ltd........................   706,000    183,601
    Asia Plastic Recycling Holding, Ltd..................    95,910     28,429
    Asia Polymer Corp....................................   134,962     75,252
    Asia Tech Image, Inc.................................    17,000     25,597
    Asia Vital Components Co., Ltd.......................   132,000    124,957
    ASMedia Technology, Inc..............................     7,260    121,172
    ASPEED Technology, Inc...............................     5,000    132,608
#   ASROCK, Inc..........................................    12,000     26,874
    Asustek Computer, Inc................................    84,000    724,113
    Aten International Co., Ltd..........................    43,000    124,856
#   AU Optronics Corp., Sponsored ADR....................    12,300     54,366
#   AU Optronics Corp.................................... 2,794,000  1,209,218

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
TAIWAN -- (Continued)
    Audix Corp...........................................  17,000 $   21,060
    AURAS Technology Co., Ltd............................  28,000     66,935
    Aurora Corp..........................................  14,100     40,861
    Avalue Technology, Inc...............................  20,000     27,134
    Avermedia Technologies...............................  85,000     36,023
    AVY Precision Technology, Inc........................  38,842     65,706
    Axiomtek Co., Ltd....................................  10,000     21,342
    Bank of Kaohsiung Co., Ltd........................... 167,000     51,548
    Basso Industry Corp..................................  67,000    148,191
*   BenQ Materials Corp..................................  46,000     28,745
#   BES Engineering Corp................................. 557,000    148,681
    Bin Chuan Enterprise Co., Ltd........................  22,000     17,229
*   Biostar Microtech International Corp.................  74,000     40,091
    Bioteque Corp........................................  24,000     87,582
    Bizlink Holding, Inc.................................  48,488    310,491
*   Boardtek Electronics Corp............................  37,000     34,638
    Bothhand Enterprise, Inc.............................  26,000     61,042
    Bright Led Electronics Corp..........................  41,000     20,317
    Brighton-Best International Taiwan, Inc..............  28,000     29,726
    Browave Corp.........................................  11,000     13,674
    C Sun Manufacturing, Ltd.............................  70,000     64,060
    Cameo Communications, Inc............................  53,000     13,376
    Capital Futures Corp.................................  14,000     27,774
    Capital Securities Corp.............................. 724,000    266,357
    Career Technology MFG. Co., Ltd...................... 113,071    202,413
*   Carnival Industrial Corp............................. 117,000     19,856
#   Casetek Holdings, Ltd................................  68,377    159,212
    Catcher Technology Co., Ltd.......................... 143,000  1,761,408
    Cathay Financial Holding Co., Ltd.................... 593,000  1,022,686
    Cathay Real Estate Development Co., Ltd.............. 198,000    109,713
    Cayman Engley Industrial Co., Ltd....................  10,000     52,655
    Celxpert Energy Corp.................................  20,000     24,440
*   Center Laboratories, Inc.............................  88,200    270,099
    Central Reinsurance Co., Ltd.........................  38,850     24,252
    Chailease Holding Co., Ltd........................... 263,935    863,773
    Chain Chon Industrial Co., Ltd.......................  47,000     17,324
    ChainQui Construction Development Co., Ltd...........  20,000     22,802
*   Champion Building Materials Co., Ltd................. 118,000     29,406
    Chang Hwa Commercial Bank, Ltd....................... 749,528    443,588
    Chang Wah Electromaterials, Inc......................  14,900     60,213
    Chang Wah Technology Co., Ltd........................   5,000     61,988
    Channel Well Technology Co., Ltd.....................  48,000     54,277
    Chant Sincere Co., Ltd...............................  19,000     16,095
#   Charoen Pokphand Enterprise..........................  66,000    125,566
    Chaun-Choung Technology Corp.........................  25,000     80,649
    CHC Healthcare Group.................................  22,000     22,708
    CHC Resources Corp...................................  33,000     59,950
    Chen Full International Co., Ltd.....................  38,000     53,248
    Chenbro Micom Co., Ltd...............................  23,000     29,869
    Cheng Fwa Industrial Co., Ltd........................  36,000     16,474
    Cheng Loong Corp..................................... 315,000    177,811
*   Cheng Mei Materials Technology Corp.................. 197,000     68,339
    Cheng Shin Rubber Industry Co., Ltd.................. 346,000    535,122
    Cheng Uei Precision Industry Co., Ltd................ 156,000    169,177
    Chenming Mold Industry Corp..........................  32,000     17,707
    Chia Hsin Cement Corp................................ 130,000     62,709
    Chian Hsing Forging Industrial Co., Ltd..............  16,000     34,444
    Chicony Electronics Co., Ltd......................... 136,773    310,035
#   Chicony Power Technology Co., Ltd....................  54,481     82,026

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WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    Chieftek Precision Co., Ltd..........................    10,000 $   43,466
    Chien Kuo Construction Co., Ltd......................    75,000     27,478
    Chilisin Electronics Corp............................    90,926    378,540
*   China Airlines, Ltd.................................. 1,763,000    570,771
    China Bills Finance Corp.............................   352,000    157,448
    China Chemical & Pharmaceutical Co., Ltd.............   105,000     67,784
    China Development Financial Holding Corp............. 1,952,000    715,043
*   China Electric Manufacturing Corp....................   173,000     56,327
*   China Fineblanking Technology Co., Ltd...............    15,000     19,448
    China General Plastics Corp..........................   164,729    156,472
    China Glaze Co., Ltd.................................    48,000     21,101
    China Life Insurance Co., Ltd........................   349,634    370,361
*   China Man-Made Fiber Corp............................   645,800    222,908
    China Metal Products.................................   103,000    103,251
    China Motor Corp.....................................   191,000    165,128
*   China Petrochemical Development Corp................. 1,053,000    486,171
#   China Steel Chemical Corp............................    35,000    166,681
    China Steel Corp..................................... 1,098,000    897,588
#   China Steel Structure Co., Ltd.......................    45,000     41,439
#   China Synthetic Rubber Corp..........................   172,315    270,849
    China Wire & Cable Co., Ltd..........................    31,000     25,834
    Chinese Maritime Transport, Ltd......................    54,000     53,509
*   Ching Feng Home Fashions Co., Ltd....................    41,000     25,562
    Chin-Poon Industrial Co., Ltd........................   145,000    180,552
    Chipbond Technology Corp.............................   271,000    584,243
    ChipMOS Techinologies, Inc...........................   219,000    160,618
    Chlitina Holding, Ltd................................    20,000    182,048
    Chong Hong Construction Co., Ltd.....................    87,100    264,472
    Chroma ATE, Inc......................................    47,000    265,226
    Chun Yuan Steel......................................   140,000     49,619
    Chung Hsin Electric & Machinery Manufacturing Corp...   156,000    110,447
*   Chung Hung Steel Corp................................   478,000    222,954
    Chung Hwa Pulp Corp..................................   193,228     65,783
    Chunghwa Precision Test Tech Co., Ltd................     2,000     51,077
#   Chunghwa Telecom Co., Ltd., Sponsored ADR............     3,400    117,198
    Chunghwa Telecom Co., Ltd............................    79,000    273,777
    Chyang Sheng Dyeing & Finishing Co., Ltd.............    54,000     30,964
    Cleanaway Co., Ltd...................................    34,000    206,017
    Clevo Co.............................................   184,000    210,526
#*  CMC Magnetics Corp...................................   658,219    171,785
    C-Media Electronics, Inc.............................    19,000     17,080
    Coland Holdings, Ltd.................................    13,000     15,174
    Compal Electronics, Inc.............................. 1,134,000    705,622
    Compeq Manufacturing Co., Ltd........................   543,000    540,790
    Compucase Enterprise.................................    33,000     34,369
*   Concord Securities Co., Ltd..........................   148,000     38,695
    Concraft Holding Co., Ltd............................    13,200    119,937
    Continental Holdings Corp............................   139,000     59,826
*   Contrel Technology Co., Ltd..........................    70,000     43,625
#   Coremax Corp.........................................    28,000     98,390
    Coretronic Corp......................................   164,000    256,105
    Co-Tech Development Corp.............................    90,552    114,520
    Coxon Precise Industrial Co., Ltd....................    34,000     27,688
    Creative Sensor, Inc.................................    35,000     26,409
    CTBC Financial Holding Co., Ltd...................... 1,572,563  1,066,972
    CTCI Corp............................................   234,000    350,672
    Cub Elecparts, Inc...................................    14,086    143,611
    CviLux Corp..........................................    28,360     23,376
    CX Technology Co., Ltd...............................    28,986     30,053

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE>>
                                                          --------- --------
TAIWAN -- (Continued)
    Cyberlink Corp.......................................    23,000 $ 57,036
    CyberPower Systems, Inc..............................    17,000   49,036
    CyberTAN Technology, Inc.............................   105,000   60,947
    Cypress Technology Co., Ltd..........................    17,800   32,908
    DA CIN Construction Co., Ltd.........................    86,000   62,969
    Dadi Early-Childhood Education Group, Ltd............     8,079   66,587
    Dafeng TV, Ltd.......................................    12,000   15,222
    Da-Li Development Co., Ltd...........................    69,143   77,760
*   Danen Technology Corp................................   107,000   17,555
    Darfon Electronics Corp..............................    95,000  170,982
    Darwin Precisions Corp...............................   183,000  172,638
    Davicom Semiconductor, Inc...........................    23,000   16,713
    Daxin Materials Corp.................................    20,900   54,351
    De Licacy Industrial Co., Ltd........................    71,947   59,645
    Delpha Construction Co., Ltd.........................    27,000   13,991
    Delta Electronics, Inc...............................   103,365  360,377
    Depo Auto Parts Ind Co., Ltd.........................    40,000  102,380
    Dimerco Data System Corp.............................    11,000   13,273
    Dimerco Express Corp.................................    18,000   12,059
#   D-Link Corp..........................................   252,800  114,802
*   Dynamic Electronics Co., Ltd.........................    92,000   27,190
    Dynapack International Technology Corp...............    56,000   71,375
    E Ink Holdings, Inc..................................   198,000  255,146
    E.Sun Financial Holding Co., Ltd..................... 1,371,681  957,288
*   Eastern Media International Corp.....................   100,000   48,629
    Eclat Textile Co., Ltd...............................    26,583  306,290
    ECOVE Environment Corp...............................    11,000   62,362
*   Edimax Technology Co., Ltd...........................    97,000   29,876
*   Edison Opto Corp.....................................    22,000   12,961
    Edom Technology Co., Ltd.............................    65,467   36,364
    eGalax_eMPIA Technology, Inc.........................    18,387   32,033
    Egis Technology, Inc.................................    13,000   57,550
    Elan Microelectronics Corp...........................    67,000  106,046
    E-Lead Electronic Co., Ltd...........................    12,000    8,624
    E-LIFE MALL Corp.....................................    23,000   48,563
    Elite Advanced Laser Corp............................    75,768  231,810
#   Elite Material Co., Ltd..............................   121,000  348,252
    Elite Semiconductor Memory Technology, Inc...........    81,000  101,540
*   Elitegroup Computer Systems Co., Ltd.................   138,000   75,287
    eMemory Technology, Inc..............................    18,000  193,875
#   Ennoconn Corp........................................    12,253  151,945
    EnTie Commercial Bank Co., Ltd.......................    51,000   25,097
*   Epileds Technologies, Inc............................    24,000   17,876
#*  Epistar Corp.........................................   285,000  353,564
    Eson Precision Ind. Co., Ltd.........................    16,000   19,212
    Eternal Materials Co., Ltd...........................   250,029  223,993
*   E-Ton Solar Tech Co., Ltd............................    44,000    6,665
*   Etron Technology, Inc................................    83,000   36,042
    Eurocharm Holdings Co., Ltd..........................    13,000   37,652
    Eva Airways Corp..................................... 1,362,162  672,954
    Everest Textile Co., Ltd.............................    61,360   25,956
    Evergreen International Storage & Transport Corp.....   217,000   94,355
*   Evergreen Marine Corp. Taiwan, Ltd...................   547,282  248,177
    Everlight Chemical Industrial Corp...................   171,405  102,566
    Everlight Electronics Co., Ltd.......................   157,000  206,903
    Everspring Industry Co., Ltd.........................    41,000   12,676
    Excelsior Medical Co., Ltd...........................    35,000   57,416
    Far Eastern Department Stores, Ltd...................   384,000  222,843
    Far Eastern International Bank.......................   895,541  302,908

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    Far Eastern New Century Corp.........................   544,100 $  581,016
    Far EasTone Telecommunications Co., Ltd..............   162,000    384,488
    Faraday Technology Corp..............................    51,600    101,601
    Farglory Land Development Co., Ltd...................   125,000    127,678
*   Federal Corp.........................................   197,926     79,013
    Feedback Technology Corp.............................     7,700     29,644
    Feng Hsin Steel Co., Ltd.............................   132,000    233,854
    Feng TAY Enterprise Co., Ltd.........................    51,484    296,710
*   First Copper Technology Co., Ltd.....................    87,000     30,034
    First Financial Holding Co., Ltd..................... 1,185,057    815,167
    First Hi-Tec Enterprise Co., Ltd.....................    25,969     32,298
    First Insurance Co., Ltd. (The)......................    66,000     29,332
*   First Steamship Co., Ltd.............................   257,311    101,075
    FLEXium Interconnect, Inc............................   153,112    541,083
    Flytech Technology Co., Ltd..........................    51,297    129,913
    FocalTech Systems Co., Ltd...........................   117,228     96,201
    Forest Water Environment Engineering Co., Ltd........    10,000     22,606
    Formosa Advanced Technologies Co., Ltd...............    50,000     57,998
    Formosa Chemicals & Fibre Corp.......................   230,000    907,381
    Formosa International Hotels Corp....................    12,672     59,216
    Formosa Laboratories, Inc............................    30,403     51,898
    Formosa Petrochemical Corp...........................    67,000    264,069
    Formosa Plastics Corp................................   167,000    614,960
    Formosa Taffeta Co., Ltd.............................   216,000    228,873
    Formosan Rubber Group, Inc...........................   106,110     48,724
    Formosan Union Chemical..............................   116,785     72,912
    Fortune Electric Co., Ltd............................    40,000     29,107
    Founding Construction & Development Co., Ltd.........    49,000     26,680
    Foxconn Technology Co., Ltd..........................   131,535    326,908
    Foxlink Image Technology Co., Ltd....................    27,000     19,682
    Foxsemicon Integrated Technology, Inc................    25,357    148,942
    Froch Enterprise Co., Ltd............................    80,000     37,089
    FSP Technology, Inc..................................    45,000     34,001
    Fubon Financial Holding Co., Ltd.....................   890,000  1,476,548
    Fulgent Sun International Holding Co., Ltd...........    40,404     69,088
    Fullerton Technology Co., Ltd........................    23,000     16,765
    Fulltech Fiber Glass Corp............................   127,000     76,647
    G Shank Enterprise Co., Ltd..........................    49,000     42,795
    Gallant Precision Machining Co., Ltd.................    59,000     57,457
    GCS Holdings, Inc....................................     9,000     18,620
    GEM Services, Inc....................................    23,100     63,778
    Gemtek Technology Corp...............................   128,000    112,748
    General Interface Solution Holding, Ltd..............   105,000    713,721
    General Plastic Industrial Co., Ltd..................    20,480     24,907
    Generalplus Technology, Inc..........................    19,000     23,680
    Genesys Logic, Inc...................................    35,000     44,107
*   Genius Electronic Optical Co., Ltd...................    24,000    379,934
    GeoVision, Inc.......................................    22,977     22,275
    Getac Technology Corp................................   163,000    248,960
#   Giant Manufacturing Co., Ltd.........................    49,000    210,151
    Giantplus Technology Co., Ltd........................   151,000     66,704
    Gigabyte Technology Co., Ltd.........................   174,000    350,288
*   Gigastorage Corp.....................................   142,000     44,118
    Ginko International Co., Ltd.........................    13,000    103,435
*   Gintech Energy Corp..................................   178,088     76,345
    Global Brands Manufacture, Ltd.......................   121,000     62,615
    Global Lighting Technologies, Inc....................    25,000     31,060
    Global Mixed Mode Technology, Inc....................    10,000     20,708
    Global PMX Co., Ltd..................................     9,000     36,733

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    Global Unichip Corp..................................    21,000 $  228,327
    Globalwafers Co., Ltd................................    19,000    321,638
    Globe Union Industrial Corp..........................    99,000     53,750
    Gloria Material Technology Corp......................   173,680     98,184
    Glory Science Co., Ltd...............................    13,000     17,321
*   Gold Circuit Electronics, Ltd........................   160,000     51,283
    Golden Friends Corp..................................    15,000     28,111
*   Goldsun Building Materials Co., Ltd..................   363,000    117,545
    Gourmet Master Co., Ltd..............................    12,237    110,346
    Grand Fortune Securities Co., Ltd....................    54,000     19,806
    Grand Ocean Retail Group, Ltd........................    31,000     31,633
    Grand Pacific Petrochemical..........................   338,000    316,449
    Grand Plastic Technology Corp........................     7,000     31,275
    GrandTech CG Systems, Inc............................    24,000     37,305
    Grape King Bio, Ltd..................................    32,000    246,043
    Great China Metal Industry...........................    63,000     53,131
    Great Taipei Gas Co., Ltd............................    36,000     31,756
    Great Wall Enterprise Co., Ltd.......................   282,000    366,605
    Greatek Electronics, Inc.............................   145,000    252,206
*   Green Energy Technology, Inc.........................   133,000     55,944
    Green Seal Holding, Ltd..............................    25,500     22,618
    Hannstar Board Corp..................................   118,000    111,362
#   HannStar Display Corp................................ 1,291,000    378,005
*   HannsTouch Solution, Inc.............................   174,797     49,153
    Hanpin Electron Co., Ltd.............................    14,000     15,428
*   Harvatek Corp........................................    34,000     20,148
    Hey Song Corp........................................    58,000     58,382
    Highlight Tech Corp..................................    23,000     20,134
    Highwealth Construction Corp.........................   240,300    371,687
    HIM International Music, Inc.........................     6,900     27,091
    Hiroca Holdings, Ltd.................................    26,000     83,032
    Hitron Technology, Inc...............................    97,000     66,459
    Hiwin Technologies Corp..............................    37,955    372,593
*   Ho Tung Chemical Corp................................   309,125     84,958
*   Hocheng Corp.........................................   129,000     38,440
    Holiday Entertainment Co., Ltd.......................    18,000     33,418
    Holtek Semiconductor, Inc............................    72,000    171,781
#   Holy Stone Enterprise Co., Ltd.......................    38,500    271,135
    Hon Hai Precision Industry Co., Ltd..................   635,780  1,743,931
    Hong Pu Real Estate Development Co., Ltd.............    97,000     68,144
    Hong TAI Electric Industrial.........................    63,000     21,742
    Hong YI Fiber Industry Co............................    56,000     34,699
*   Horizon Securities Co., Ltd..........................   113,000     25,839
    Hota Industrial Manufacturing Co., Ltd...............    55,786    237,989
#   Hotai Motor Co., Ltd.................................    28,000    243,806
    Hotron Precision Electronic Industrial Co., Ltd......    28,662     41,212
#   Hsin Kuang Steel Co., Ltd............................   100,000    125,044
    Hsin Yung Chien Co., Ltd.............................    13,000     38,916
*   HTC Corp.............................................   148,000    261,159
#   Hu Lane Associate, Inc...............................    36,000    157,894
*   HUA ENG Wire & Cable Co., Ltd........................   132,000     46,416
    Hua Nan Financial Holdings Co., Ltd..................   940,109    563,826
    Huaku Development Co., Ltd...........................   106,000    226,528
    Huang Hsiang Construction Corp.......................    44,000     40,176
    Hung Ching Development & Construction Co., Ltd.......    54,000     55,006
    Hung Sheng Construction, Ltd.........................   163,000    215,360
    Hwa Fong Rubber Industrial Co., Ltd..................   111,000     53,827
    Ibase Technology, Inc................................    49,345     76,767
*   Ichia Technologies, Inc..............................   138,000     74,982

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
*   I-Chiun Precision Industry Co., Ltd..................    92,000 $   38,063
    Ideal Bike Corp......................................    54,000     18,710
    IEI Integration Corp.................................    71,000     84,708
    Infortrend Technology, Inc...........................    63,000     25,119
    Innodisk Corp........................................    26,646    124,426
#   Innolux Corp......................................... 3,008,000  1,132,894
    Inpaq Technology Co., Ltd............................    24,000     30,418
    Intai Technology Corp................................     7,000     22,783
#   Integrated Service Technology, Inc...................    19,680     45,111
    IntelliEPI, Inc......................................     8,000     19,810
    International Games System Co., Ltd..................    29,000    163,619
    Inventec Corp........................................   538,000    430,510
    Iron Force Industrial Co., Ltd.......................    14,000     41,186
    I-Sheng Electric Wire & Cable Co., Ltd...............    25,000     34,971
    ITE Technology, Inc..................................    43,000     49,467
    ITEQ Corp............................................    87,000    205,513
    Jarllytec Co., Ltd...................................    21,000     34,135
    Jentech Precision Industrial Co., Ltd................    20,000     46,267
    Jess-Link Products Co., Ltd..........................    50,250     44,290
    Jih Lin Technology Co., Ltd..........................    17,000     44,945
#   Jih Sun Financial Holdings Co., Ltd..................   576,712    182,424
    Jinli Group Holdings, Ltd............................    55,119     40,593
    Johnson Health Tech Co., Ltd.........................    26,065     28,326
    K Laser Technology, Inc..............................   111,000     53,168
    Kaori Heat Treatment Co., Ltd........................    13,000     21,914
    Kaulin Manufacturing Co., Ltd........................    45,000     29,159
    KEE TAI Properties Co., Ltd..........................   156,000     54,818
    Kenda Rubber Industrial Co., Ltd.....................   127,899    135,262
    Kenmec Mechanical Engineering Co., Ltd...............    84,000     29,362
    Kerry TJ Logistics Co., Ltd..........................    45,000     58,914
*   Key Ware Electronics Co., Ltd........................    53,000     18,893
    Kindom Construction Corp.............................   143,000    104,602
    King Chou Marine Technology Co., Ltd.................    36,340     43,557
    King Slide Works Co., Ltd............................     9,000    124,297
    King Yuan Electronics Co., Ltd.......................   605,000    522,842
    Kingpak Technology, Inc..............................     7,000     43,109
    King's Town Bank Co., Ltd............................   245,000    258,022
    Kinik Co.............................................    48,000    107,940
    Kinko Optical Co., Ltd...............................    39,000     45,066
    Kinpo Electronics....................................   457,000    151,670
    Kinsus Interconnect Technology Corp..................   112,000    201,735
    KMC Kuei Meng International, Inc.....................    27,300    116,462
    KS Terminals, Inc....................................    32,000     49,613
    Kung Long Batteries Industrial Co., Ltd..............    25,000    125,028
    Kung Sing Engineering Corp...........................   101,000     30,092
*   Kuo Toong International Co., Ltd.....................    89,224     62,659
*   Kuoyang Construction Co., Ltd........................   142,000     60,570
    Kwong Fong Industries Corp...........................    22,464     11,895
    Kwong Lung Enterprise Co., Ltd.......................    20,000     33,514
*   KYE Systems Corp.....................................    99,000     36,436
    L&K Engineering Co., Ltd.............................    71,000     75,805
*   LAN FA Textile.......................................    93,000     25,882
#   Land Mark Optoelectronics Corp.......................    20,000    178,469
    Lanner Electronics, Inc..............................    30,000     44,994
    Largan Precision Co., Ltd............................     4,000    673,543
    Laser Tek Taiwan Co., Ltd............................    14,000     19,447
    Laster Tech Corp., Ltd...............................    16,000     30,762
    LCY Chemical Corp....................................   162,000    272,950
*   Lealea Enterprise Co., Ltd...........................   276,000     90,009

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    Ledlink Optics, Inc..................................    17,850 $   21,367
    LEE CHI Enterprises Co., Ltd.........................    36,000     12,005
    Lelon Electronics Corp...............................    30,850     67,528
    Lemtech Holdings Co., Ltd............................     7,000     52,331
*   LES Enphants Co., Ltd................................    53,000     21,531
*   Lextar Electronics Corp..............................   102,000     68,876
#   Li Cheng Enterprise Co., Ltd.........................    32,300     37,854
*   Li Peng Enterprise Co., Ltd..........................   283,600     74,169
    Lian HWA Food Corp...................................    16,720     20,927
    Lida Holdings, Ltd...................................    14,000     38,318
    Lien Hwa Industrial Corp.............................   220,438    284,673
    Lifestyle Global Enterprise, Inc.....................     6,000     20,209
    Lingsen Precision Industries, Ltd....................   174,000     64,864
    Lion Travel Service Co., Ltd.........................    15,000     52,320
    Lite-On Semiconductor Corp...........................    90,000    117,613
    Lite-On Technology Corp..............................   700,417    920,513
    Long Bon International Co., Ltd......................   155,000     73,208
#   Long Chen Paper Co., Ltd.............................   168,279    148,066
    Longwell Co..........................................    24,000     34,708
    Lotes Co., Ltd.......................................    27,000    185,713
    Lu Hai Holding Corp..................................    13,199     13,672
    Lumax International Corp., Ltd.......................    21,600     43,052
    Lung Yen Life Service Corp...........................    37,000     69,940
*   LuxNet Corp..........................................    39,207     32,976
    Macauto Industrial Co., Ltd..........................    21,000     74,158
    Machvision, Inc......................................     9,000    138,476
#*  Macronix International...............................   611,564    852,793
    Makalot Industrial Co., Ltd..........................    85,167    378,788
    Marketech International Corp.........................     9,000     21,828
    Masterlink Securities Corp...........................   464,537    158,618
#   Materials Analysis Technology, Inc...................    19,257     45,234
    Mayer Steel Pipe Corp................................    64,000     28,985
    MediaTek, Inc........................................    62,000    515,632
    Mega Financial Holding Co., Ltd...................... 1,335,975  1,190,086
    Meiloon Industrial Co................................    42,750     28,724
    Mercuries & Associates Holding, Ltd..................   175,531    145,782
#*  Mercuries Life Insurance Co., Ltd....................   334,261    186,846
#   Merry Electronics Co., Ltd...........................    74,000    394,651
*   Microbio Co., Ltd....................................   139,000     91,342
    Microlife Corp.......................................    23,000     64,441
#   Micro-Star International Co., Ltd....................   178,000    612,220
    Mildef Crete, Inc....................................    26,000     36,534
    MIN AIK Technology Co., Ltd..........................    58,600     36,918
    Mirle Automation Corp................................    51,000     71,669
    Mitac Holdings Corp..................................   229,692    254,637
    Mobiletron Electronics Co., Ltd......................    16,000     19,351
    momo.com, Inc........................................     8,000     52,366
*   Motech Industries, Inc...............................   153,589     66,851
    MPI Corp.............................................    22,000     44,639
    Nak Sealing Technologies Corp........................    23,000     63,626
    Namchow Holdings Co., Ltd............................    68,000    126,203
    Nan Kang Rubber Tire Co., Ltd........................   103,000     85,426
    Nan Liu Enterprise Co., Ltd..........................     7,000     38,670
    Nan Ya Plastics Corp.................................   337,000    936,419
    Nan Ya Printed Circuit Board Corp....................    85,000     75,361
    Nang Kuang Pharmaceutical Co., Ltd...................    14,000     16,646
    Nantex Industry Co., Ltd.............................    75,780     70,973
    Nanya Technology Corp................................    98,432    253,248
#*  Neo Solar Power Corp.................................   354,338    116,546

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
TAIWAN -- (Continued)
    Netronix, Inc........................................  31,000 $   41,876
    New Best Wire Industrial Co., Ltd....................  14,400     14,625
    Nexcom International Co., Ltd........................  13,000     11,049
    Nichidenbo Corp......................................  31,030     77,632
    Nien Hsing Textile Co., Ltd..........................  51,245     38,863
    Nien Made Enterprise Co., Ltd........................  29,000    251,292
    Nishoku Technology, Inc..............................  20,000     46,144
    Nova Technology Corp.................................   5,000     31,971
    Novatek Microelectronics Corp........................  92,000    445,513
    Nuvoton Technology Corp..............................  34,000     68,736
    O-Bank Co., Ltd...................................... 476,000    128,165
*   Ocean Plastics Co., Ltd..............................  30,000     26,268
    On-Bright Electronics, Inc...........................  11,120    103,168
    OptoTech Corp........................................ 138,693    120,163
    Orient Europharma Co., Ltd...........................   8,000     17,758
*   Orient Semiconductor Electronics, Ltd................ 203,000     68,723
    Oriental Union Chemical Corp......................... 289,000    313,177
    O-TA Precision Industry Co., Ltd.....................  31,000     27,630
    Pacific Hospital Supply Co., Ltd.....................  15,000     32,455
#   Paiho Shih Holdings Corp.............................  43,956     66,203
*   Pan Jit International, Inc........................... 152,000    234,216
    Pan-International Industrial Corp.................... 156,000    106,433
    Pao long International Co., Ltd......................  21,000     14,429
    Parade Technologies, Ltd.............................  16,000    243,831
*   Paragon Technologies Co., Ltd........................  26,000     19,676
#*  PChome Online, Inc...................................  10,022     44,778
#   PCL Technologies, Inc................................  15,180     41,337
    P-Duke Technology Co., Ltd...........................  14,700     34,833
#   Pegatron Corp........................................ 590,000  1,314,382
    PharmaEngine, Inc....................................   3,599     16,336
    Pharmally International Holding Co., Ltd.............   3,567     44,812
*   Phihong Technology Co., Ltd.......................... 149,222     51,699
    Phison Electronics Corp..............................  69,000    573,448
    Pixart Imaging, Inc..................................  14,000     50,014
    Planet Technology Corp...............................  21,000     43,509
    Plastron Precision Co., Ltd..........................  24,720     12,934
    Plotech Co., Ltd.....................................  24,000     17,508
    Polytronics Technology Corp..........................  16,000     34,601
    Posiflex Technology, Inc.............................  20,284     74,674
    Pou Chen Corp........................................ 987,000  1,085,734
*   Power Quotient International Co., Ltd................  50,000     12,924
    Power Wind Health Industry, Inc......................   6,240     37,287
    Powertech Technology, Inc............................ 379,000  1,073,932
    Poya International Co., Ltd..........................   9,181     98,393
    President Chain Store Corp...........................  41,000    451,685
*   President Securities Corp............................ 315,811    145,079
#   Primax Electronics, Ltd.............................. 169,000    318,387
#   Prince Housing & Development Corp.................... 480,000    172,569
    Promate Electronic Co., Ltd..........................  39,000     35,309
*   Promise Technology, Inc..............................  26,000      7,668
    Prosperity Dielectrics Co., Ltd......................  25,086     93,306
    Qisda Corp........................................... 532,000    397,257
    QST International Corp...............................  21,000     67,097
    Qualipoly Chemical Corp..............................  21,000     21,566
#   Quang Viet Enterprise Co., Ltd.......................  10,000     43,163
    Quanta Computer, Inc................................. 337,000    583,348
    Quanta Storage, Inc..................................  79,000     67,943
    Quintain Steel Co., Ltd.............................. 123,309     37,868
    Radiant Opto-Electronics Corp........................ 229,000    484,273

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE>>
                                                          --------- --------
TAIWAN -- (Continued)
*   Radium Life Tech Co., Ltd............................   201,460 $ 88,964
    Rafael Microelectronics, Inc.........................     8,000   40,515
    Realtek Semiconductor Corp...........................    80,000  322,360
    Rechi Precision Co., Ltd.............................   148,000  148,429
    Rich Development Co., Ltd............................   234,000   78,051
#   RichWave Technology Corp.............................    23,000   47,299
*   Ritek Corp...........................................   555,138  267,142
#*  Roo Hsing Co., Ltd...................................   321,000  151,826
    Rotam Global Agrosciences, Ltd.......................    32,000   24,867
*   Ruentex Development Co., Ltd.........................   214,920  238,902
    Ruentex Industries, Ltd..............................   128,000  245,481
    Samebest Co., Ltd....................................     4,800   34,499
    Sampo Corp...........................................   148,000   66,255
    San Fang Chemical Industry Co., Ltd..................    60,679   55,793
    San Shing Fastech Corp...............................    43,000   76,573
    Sanitar Co., Ltd.....................................    13,000   17,321
    Sanyang Motor Co., Ltd...............................   187,000  128,645
    SCI Pharmtech, Inc...................................    13,000   29,091
    Scientech Corp.......................................    16,000   45,062
#   SDI Corp.............................................    51,000  136,174
    Senao International Co., Ltd.........................    28,000   45,693
    Senao Networks, Inc..................................    13,000   57,922
#   Sercomm Corp.........................................    96,000  213,082
    Sesoda Corp..........................................    63,999   58,177
    Shan-Loong Transportation Co., Ltd...................    32,000   32,629
    Sharehope Medicine Co., Ltd..........................    12,696   13,721
    Sheng Yu Steel Co., Ltd..............................    40,000   31,450
    ShenMao Technology, Inc..............................    21,000   14,862
    Shih Her Technologies, Inc...........................     9,000    9,454
*   Shih Wei Navigation Co., Ltd.........................   106,000   26,306
    Shin Kong Financial Holding Co., Ltd................. 1,764,260  670,211
#   Shin Zu Shing Co., Ltd...............................    48,000  140,398
*   Shining Building Business Co., Ltd...................   180,700   75,156
    Shinkong Insurance Co., Ltd..........................    89,000  101,430
    Shinkong Synthetic Fibers Corp.......................   487,000  210,960
    Shiny Chemical Industrial Co., Ltd...................    19,000   68,337
    Shuttle, Inc.........................................    76,000   36,153
    Sigurd Microelectronics Corp.........................   181,000  217,837
    Silergy Corp.........................................     5,000  115,006
*   Silicon Integrated Systems Corp......................   179,146   71,307
*   Silitech Technology Corp.............................    58,000   29,200
    Simplo Technology Co., Ltd...........................    49,600  288,298
    Sinbon Electronics Co., Ltd..........................    93,064  270,275
    Sincere Navigation Corp..............................   108,000   56,870
    Single Well Industrial Corp..........................    23,000   17,895
    Sinher Technology, Inc...............................    28,000   47,550
    Sinmag Equipment Corp................................    12,420   56,730
    Sino-American Electronic Co., Ltd....................     7,672      343
    Sino-American Silicon Products, Inc..................   151,000  520,023
    Sinon Corp...........................................   166,000   95,499
    SinoPac Financial Holdings Co., Ltd.................. 1,615,143  607,513
    Sinphar Pharmaceutical Co., Ltd......................    50,000   35,194
    Sinyi Realty Co......................................   117,544  135,993
    Sirtec International Co., Ltd........................    51,000   42,706
    Sitronix Technology Corp.............................    51,000  160,501
    Siward Crystal Technology Co., Ltd...................    64,000   44,834
    Soft-World International Corp........................    21,000   54,824
*   Solar Applied Materials Technology Co................    80,222   55,925
*   Solartech Energy Corp................................   124,000   44,874

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE>>
                                                          --------- --------
TAIWAN -- (Continued)
    Solomon Technology Corp..............................    56,000 $ 42,099
    Solteam Electronics Co., Ltd.........................    11,110   13,726
    Song Shang Electronics Co., Ltd......................    25,000   14,531
    Sonix Technology Co., Ltd............................    29,000   27,569
    Spirox Corp..........................................    29,000   25,542
    Sporton International, Inc...........................    16,491   77,714
    St Shine Optical Co., Ltd............................    12,000  264,689
    Standard Chemical & Pharmaceutical Co., Ltd..........    32,000   36,085
    Standard Foods Corp..................................    49,402   95,625
    Stark Technology, Inc................................    34,200   44,560
    Sun Race Sturmey-Archer, Inc.........................     6,000    7,641
    Sunjuice Holdings Co., Ltd...........................     5,000   26,898
    Sunko INK Co., Ltd...................................    29,000    9,531
    Sunny Friend Environmental Technology Co., Ltd.......    15,000  117,369
    Sunonwealth Electric Machine Industry Co., Ltd.......    88,000  127,421
    Sunplus Technology Co., Ltd..........................   226,000  109,515
    Sunrex Technology Corp...............................    47,574   29,739
    Sunspring Metal Corp.................................    35,000   40,516
    Supreme Electronics Co., Ltd.........................   136,509  154,397
    Swancor Holding Co., Ltd.............................    11,000   28,190
    Symtek Automation Asia Co., Ltd......................    15,000   30,918
    Syncmold Enterprise Corp.............................    60,000  112,892
    Synmosa Biopharma Corp...............................    16,000   17,572
    Synnex Technology International Corp.................   250,250  357,657
    Sysage Technology Co., Ltd...........................    23,000   25,418
    Systex Corp..........................................    65,000  132,423
    T3EX Global Holdings Corp............................    18,000   14,152
    TA Chen Stainless Pipe...............................   273,185  343,476
    Ta Liang Technology Co., Ltd.........................    21,000   35,568
*   Ta Ya Electric Wire & Cable..........................   212,000   96,099
    Ta Yih Industrial Co., Ltd...........................    17,000   41,714
#   TA-I Technology Co., Ltd.............................    26,000   84,352
    Tai Tung Communication Co., Ltd......................    59,000   37,204
    Taichung Commercial Bank Co., Ltd....................   901,062  298,801
    TaiDoc Technology Corp...............................    21,471  109,214
    Taiflex Scientific Co., Ltd..........................    69,060   99,505
*   TaiMed Biologics, Inc................................     6,000   50,218
    Taimide Tech, Inc....................................    38,000   90,687
    Tainan Enterprises Co., Ltd..........................    28,000   18,886
    Tainan Spinning Co., Ltd.............................   426,240  186,186
*   Tainergy Tech Co., Ltd...............................    81,000   20,849
    Tainet Communication System Corp.....................    12,000   26,009
#   Tai-Saw Technology Co., Ltd..........................    27,000   23,602
    Taishin Financial Holding Co., Ltd................... 1,374,768  674,523
*   Taita Chemical Co., Ltd..............................    66,000   31,443
    Taiwan Business Bank.................................   939,295  310,019
#   Taiwan Cement Corp...................................   746,900  961,122
    Taiwan Chinsan Electronic Industrial Co., Ltd........    26,000   50,794
    Taiwan Cogeneration Corp.............................   140,000  117,851
    Taiwan Cooperative Financial Holding Co., Ltd........ 1,236,709  756,268
    Taiwan FamilyMart Co., Ltd...........................     4,000   25,753
    Taiwan Fertilizer Co., Ltd...........................   215,000  302,250
    Taiwan Fire & Marine Insurance Co., Ltd..............    51,000   33,918
    Taiwan FU Hsing Industrial Co., Ltd..................    36,000   41,167
*   Taiwan Glass Industry Corp...........................   317,046  172,146
    Taiwan High Speed Rail Corp..........................   134,000  108,881
    Taiwan Hon Chuan Enterprise Co., Ltd.................   131,927  230,326
    Taiwan Hopax Chemicals Manufacturing Co., Ltd........    78,000   51,300
*   Taiwan Land Development Corp.........................   286,666   82,746

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
TAIWAN -- (Continued)
    Taiwan Mobile Co., Ltd...............................  57,000 $  196,538
*   Taiwan Navigation Co., Ltd...........................  69,000     43,545
    Taiwan Optical Platform Co., Ltd.....................   5,252     20,148
#   Taiwan Paiho, Ltd.................................... 102,000    211,526
    Taiwan PCB Techvest Co., Ltd......................... 101,000     89,372
    Taiwan Pulp & Paper Corp............................. 117,000     71,295
    Taiwan Sakura Corp...................................  51,200     63,133
    Taiwan Secom Co., Ltd................................  46,000    133,317
    Taiwan Semiconductor Co., Ltd........................  86,000    236,562
    Taiwan Semiconductor Manufacturing Co., Ltd.,
      Sponsored ADR...................................... 134,422  5,539,531
    Taiwan Semiconductor Manufacturing Co., Ltd.......... 467,000  3,733,995
    Taiwan Shin Kong Security Co., Ltd...................  56,000     67,706
    Taiwan Styrene Monomer............................... 178,000    129,085
    Taiwan Surface Mounting Technology Corp..............  90,800     79,093
    Taiwan Taxi Co., Ltd.................................   6,000     14,883
    Taiwan TEA Corp...................................... 266,000    134,353
#   Taiwan Union Technology Corp.........................  90,000    346,514
    Taiyen Biotech Co., Ltd..............................  42,000     41,377
#*  Tatung Co., Ltd...................................... 807,000  1,031,411
    TCI Co., Ltd.........................................  14,356    272,700
    Teco Electric and Machinery Co., Ltd................. 413,000    301,913
    Tehmag Foods Corp....................................   9,600     64,822
    Test Research, Inc...................................  34,000     63,662
    Test-Rite International Co., Ltd.....................  62,000     45,903
*   Tex-Ray Industrial Co., Ltd..........................  50,000     17,483
    Thinking Electronic Industrial Co., Ltd..............  39,000    109,644
    Thye Ming Industrial Co., Ltd........................  56,000     72,574
    Ton Yi Industrial Corp............................... 294,000    120,575
#   Tong Hsing Electronic Industries, Ltd................  46,000    152,695
    Tong Yang Industry Co., Ltd.......................... 184,000    270,793
*   Tong-Tai Machine & Tool Co., Ltd.....................  85,060     60,128
    TOPBI International Holdings, Ltd....................  26,154     91,971
    Topco Scientific Co., Ltd............................  48,876    134,225
    Topoint Technology Co., Ltd..........................  48,000     31,663
    Toung Loong Textile Manufacturing....................  42,000     70,829
#*  TPK Holding Co., Ltd................................. 212,000    420,441
    Trade-Van Information Services Co....................  11,000     11,944
    Transcend Information, Inc...........................  50,000    126,668
    Tripod Technology Corp............................... 181,000    500,343
*   TrueLight Corp.......................................  25,900     27,288
    Tsang Yow Industrial Co., Ltd........................  20,000     17,064
    Tsann Kuen Enterprise Co., Ltd.......................  16,000     12,262
    TSC Auto ID Technology Co., Ltd......................  10,300     80,484
*   TSEC Corp............................................ 130,997     35,645
    TSRC Corp............................................ 179,000    187,275
    Ttet Union Corp......................................  17,000     52,326
    TTFB Co., Ltd........................................   3,000     21,971
    TTY Biopharm Co., Ltd................................  54,000    163,206
    Tung Ho Steel Enterprise Corp........................ 312,000    233,584
    Tung Thih Electronic Co., Ltd........................  28,000    104,629
    TURVO International Co., Ltd.........................  18,000     65,939
#   TXC Corp.............................................  99,000    124,709
    TYC Brother Industrial Co., Ltd...................... 102,000    100,713
*   Tycoons Group Enterprise............................. 171,000     37,647
#   Tyntek Corp.......................................... 108,000     73,539
    UDE Corp.............................................  65,000     71,944
    Ultra Chip, Inc......................................  35,000     44,696
    U-Ming Marine Transport Corp......................... 176,000    182,015
#   Unimicron Technology Corp............................ 527,000    280,452

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    Union Bank Of Taiwan.................................   283,000 $   95,757
    Uni-President Enterprises Corp.......................   463,560  1,226,206
    Unitech Computer Co., Ltd............................    35,000     23,283
#*  Unitech Printed Circuit Board Corp...................   277,000    192,216
    United Integrated Services Co., Ltd..................    80,000    152,732
#   United Microelectronics Corp......................... 4,022,000  2,303,319
    United Orthopedic Corp...............................    18,422     32,948
    United Radiant Technology............................    34,000     19,694
*   Unity Opto Technology Co., Ltd.......................   146,000     55,184
    Universal Cement Corp................................   158,120    103,088
    Universal Microwave Technology, Inc..................    19,177     46,302
    Unizyx Holding Corp..................................   111,000     47,428
    UPC Technology Corp..................................   279,936    171,003
    Userjoy Technology Co., Ltd..........................     7,700     19,819
#   USI Corp.............................................   355,204    160,828
    Usun Technology Co., Ltd.............................    16,000     20,436
    Utechzone Co., Ltd...................................    25,000     43,115
*   UVAT Technology Co., Ltd.............................     9,000     11,994
    Vanguard International Semiconductor Corp............   228,000    583,019
    VHQ Media Holdings, Ltd..............................    11,000     58,838
    Victory New Materials, Ltd. Co.......................    47,300     57,669
    Visual Photonics Epitaxy Co., Ltd....................    66,500    194,267
    Vivotek, Inc.........................................    21,525     53,650
    Voltronic Power Technology Corp......................     7,150    124,227
*   Wafer Works Corp.....................................    97,046    200,515
    Waffer Technology Co., Ltd...........................    31,000     18,086
    Wah Lee Industrial Corp..............................    68,000    119,141
    Walsin Lihwa Corp....................................   798,000    543,745
#   Walsin Technology Corp...............................   109,398  1,245,884
    Walton Advanced Engineering, Inc.....................   113,000     50,913
    Wan Hai Lines, Ltd...................................   200,000    108,638
    Waterland Financial Holdings Co., Ltd................   857,297    315,256
*   Wei Chuan Foods Corp.................................    39,000     30,473
    Weikeng Industrial Co., Ltd..........................    88,000     65,773
    Well Shin Technology Co., Ltd........................    34,000     55,628
    Wholetech System Hitech, Ltd.........................    19,000     20,287
    Win Semiconductors Corp..............................    77,840    376,990
    Winbond Electronics Corp............................. 1,383,804    904,091
    Winstek Semiconductor Co., Ltd.......................    41,000     38,467
    Wisdom Marine Lines Co., Ltd.........................   137,076    136,227
    Wisechip Semiconductor, Inc..........................     4,000      8,954
    Wistron Corp.........................................   768,711    594,757
    Wistron NeWeb Corp...................................   143,399    357,323
    Wonderful Hi-Tech Co., Ltd...........................    42,000     23,024
    Wowprime Corp........................................    32,000     90,048
    WPG Holdings, Ltd....................................   381,000    529,215
#   WT Microelectronics Co., Ltd.........................   175,567    259,274
    WUS Printed Circuit Co., Ltd.........................    70,550     35,986
    XAC Automation Corp..................................    27,000     29,426
    XPEC Entertainment, Inc..............................    17,960      1,455
    Xxentria Technology Materials Corp...................    27,000     78,715
    Yageo Corp...........................................    64,425  1,649,083
*   Yang Ming Marine Transport Corp......................   460,215    138,245
    YC Co., Ltd..........................................   164,065    100,105
    YC INOX Co., Ltd.....................................    75,900     63,293
    Yea Shin International Development Co., Ltd..........    88,000     57,555
    Yeong Guan Energy Technology Group Co., Ltd..........    41,401     74,972
    YFC-Boneagle Electric Co., Ltd.......................    34,000     43,755
*   YFY, Inc.............................................   481,000    190,620

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
TAIWAN -- (Continued)
    Yi Jinn Industrial Co., Ltd..........................    55,800 $     25,097
#   Yieh Phui Enterprise Co., Ltd........................   355,849      123,973
    Yonyu Plastics Co., Ltd..............................    38,000       45,831
*   Young Fast Optoelectronics Co., Ltd..................    52,000       31,298
    Youngtek Electronics Corp............................    47,160       80,582
    Yuanta Financial Holding Co., Ltd.................... 1,454,918      671,138
    Yuanta Futures Co., Ltd..............................    14,000       19,339
#   Yulon Finance Corp...................................    65,000      238,363
    Yulon Motor Co., Ltd.................................   344,000      237,971
    Yung Chi Paint & Varnish Manufacturing Co., Ltd......    14,000       36,862
    Yungshin Construction & Development Co., Ltd.........    14,000       15,016
    YungShin Global Holding Corp.........................    42,800       55,330
    Yungtay Engineering Co., Ltd.........................   103,000      164,449
    Zeng Hsing Industrial Co., Ltd.......................    27,000      112,939
    Zenitron Corp........................................    78,000       59,315
    Zero One Technology Co., Ltd.........................    35,000       27,305
    Zhen Ding Technology Holding, Ltd....................   252,000      594,257
    Zig Sheng Industrial Co., Ltd........................   124,000       40,551
#   Zinwell Corp.........................................   115,000       94,052
    Zippy Technology Corp................................    55,000       63,602
    ZongTai Real Estate Development Co., Ltd.............    83,000       53,492
                                                                    ------------
TOTAL TAIWAN.............................................            133,274,222
                                                                    ------------
THAILAND -- (0.6%)
    AAPICO Hitech PCL....................................    12,000       11,812
    Advanced Info Service PCL............................    34,100      207,039
    Advanced Information Technology PCL..................    24,600       17,450
    Airports of Thailand PCL.............................   122,500      243,932
*   AJ Advance Technology PCL............................   745,800        8,518
    AJ Plast PCL.........................................    58,400       18,431
    Amata Corp. PCL......................................    81,000       48,936
    Ananda Development PCL...............................   330,300       50,136
    AP Thailand PCL......................................   413,300      114,288
    Asia Aviation PCL....................................   442,700       60,943
    Asia Plus Group Holdings PCL.........................   319,400       37,249
    Asia Sermkij Leasing PCL.............................    16,400       11,239
    Bangchak Corp. PCL...................................   218,500      229,862
    Bangkok Airways PCL..................................   218,000       83,871
    Bangkok Aviation Fuel Services PCL...................    75,600       78,963
    Bangkok Bank PCL.....................................     9,900       61,894
    Bangkok Bank PCL.....................................     8,500       52,630
    Bangkok Chain Hospital PCL...........................   259,600      127,186
    Bangkok Dusit Medical Services PCL...................   135,400      107,848
    Bangkok Expressway & Metro PCL....................... 1,397,740      350,800
    Bangkok Land PCL..................................... 2,613,200      150,021
    Bangkok Life Assurance PCL...........................    69,000       68,440
    Bangkok Ranch PCL....................................    89,300       15,165
    Banpu PCL............................................   635,300      402,910
    Banpu Power PCL......................................   127,400       93,434
    BCPG PCL.............................................   144,700       76,982
    Beauty Community PCL.................................   349,400       81,915
    BEC World PCL........................................   293,300       85,513
    Berli Jucker PCL.....................................    52,450       89,860
    Better World Green PCL...............................   506,200       15,671
    Big Camera Corp. PCL.................................   186,600       13,236
*   BJC Heavy Industries PCL.............................   223,400       14,907
    BTS Group Holdings PCL...............................   263,900       74,958
    Bumrungrad Hospital PCL..............................    18,400      100,379
    Buriram Sugar PCL....................................    74,480       14,999

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE>>
                                                          --------- --------
THAILAND -- (Continued)
    Cal-Comp Electronics Thailand PCL....................   751,690 $ 47,898
    Carabao Group PCL....................................    38,100   54,682
    Central Pattana PCL..................................    65,800  149,815
    Central Plaza Hotel PCL..............................   159,800  210,137
    CH Karnchang PCL.....................................    59,700   47,552
    Charoen Pokphand Foods PCL...........................   502,300  411,412
    Chularat Hospital PCL................................ 1,103,200   75,603
    CK Power PCL.........................................   661,600   79,145
    Com7 PCL.............................................    80,500   43,795
*   Country Group Development PCL........................   270,500   11,789
    CP ALL PCL...........................................   127,900  289,284
    Delta Electronics Thailand PCL.......................    57,100  119,709
    Dhipaya Insurance PCL................................   116,200   82,426
    Diamond Building Products PCL........................   227,200   39,267
    Dynasty Ceramic PCL..................................   431,320   28,262
    Eastern Polymer Group PCL............................   158,200   40,893
    Eastern Printing PCL.................................    77,680   11,114
    Eastern Printing PCL.................................     3,884      556
    Eastern Water Resources Development and Management
      PCL................................................   233,400   77,169
    Electricity Generating PCL...........................    22,100  153,445
    Energy Absolute PCL..................................   138,800  149,146
*   Energy Earth PCL.....................................   286,200    2,355
    Erawan Group PCL (The)...............................   506,800  111,200
    Esso Thailand PCL....................................   514,700  221,227
    Forth Corp. PCL......................................    52,900   10,812
    Forth Smart Service PCL..............................    86,500   23,009
    Fortune Parts Industry PCL...........................    77,300    6,459
    GFPT PCL.............................................   176,100   72,515
    Global Power Synergy PCL.............................    60,700  125,888
    Glow Energy PCL......................................    58,900  165,529
    Golden Land Property Development PCL.................   184,500   59,337
*   Group Lease PCL......................................    27,500    4,257
    Hana Microelectronics PCL............................    63,700   68,927
    Home Product Center PCL..............................   569,220  251,504
    Ichitan Group PCL....................................    66,400    9,700
    Indorama Ventures PCL................................   166,700  298,126
    Interhides PCL.......................................    97,300   25,151
    Interlink Communication PCL..........................    52,200    8,002
    Intouch Holdings PCL.................................    14,300   24,177
    IRPC PCL............................................. 1,533,000  297,200
*   Italian-Thai Development PCL......................... 1,131,400   96,579
    Jasmine International PCL............................   857,100  139,115
    Jay Mart PCL.........................................   138,483   36,629
    JMT Network Services PCL.............................    22,900   18,928
    Kang Yong Electric PCL...............................     1,400   18,010
    Karmarts PCL.........................................    84,900   11,943
    Kasikornbank PCL.....................................    12,200   82,507
    Kasikornbank PCL.....................................    95,600  623,541
    KCE Electronics PCL..................................   181,800  225,406
    KGI Securities Thailand PCL..........................   420,000   53,273
    Khon Kaen Sugar Industry PCL.........................   523,596   51,620
    Kiatnakin Bank PCL...................................   107,700  234,693
    Krung Thai Bank PCL..................................   591,300  337,683
    Krungthai Card PCL...................................   414,000  357,755
    Land & Houses PCL....................................   316,600  114,193
    Lanna Resources PCL..................................   121,200   56,830
    LH Financial Group PCL...............................   935,400   45,266
    Loxley PCL...........................................   395,800   26,410
    LPN Development PCL..................................   181,700   55,160

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
THAILAND -- (Continued)
    Major Cineplex Group PCL.............................   157,400 $  117,802
    Malee Group PCL......................................    33,500     15,809
    Maybank Kim Eng Securities Thailand PCL..............    52,900     20,988
    MBK PCL..............................................   218,200    160,682
    MC Group PCL.........................................   101,000     37,340
*   MCOT PCL.............................................    39,800     11,365
    MCS Steel PCL........................................   101,800     25,090
    Mega Lifesciences PCL................................    75,800     92,842
    Minor International PCL..............................   130,970    149,590
    MK Restaurants Group PCL.............................    35,100     78,598
    Mono Technology PCL..................................   658,100     48,265
    Muangthai Capital PCL................................    95,600    115,657
    Namyong Terminal PCL.................................    65,900     10,696
    Origin Property PCL..................................   121,400     68,600
    Padaeng Industry PCL.................................    33,900     18,952
    PCS Machine Group Holding PCL........................    40,200      8,579
    Plan B Media Pcl.....................................   155,900     29,990
    Polyplex Thailand PCL................................   171,000     87,890
*   Power Solution Technologies PCL......................   474,700     10,273
*   Precious Shipping PCL................................   133,200     48,043
    Premier Marketing PCL................................   116,700     36,480
    Property Perfect PCL.................................   701,100     20,019
    Pruksa Holding PCL...................................   319,400    196,805
    PTG Energy PCL.......................................   127,700     57,574
    PTT Exploration & Production PCL.....................   241,700  1,006,175
    PTT Global Chemical PCL..............................   199,900    491,188
    PTT PCL.............................................. 1,762,000  2,714,232
    Quality Houses PCL................................... 1,825,983    190,996
    Ratchaburi Electricity Generating Holding PCL........    54,100     83,744
    Ratchaburi Electricity Generating Holding PCL........     6,100      9,442
    Ratchthani Leasing PCL...............................   302,000     70,803
    Regional Container Lines PCL.........................   128,700     21,856
    Robinson PCL.........................................    37,700     71,672
    Rojana Industrial Park PCL...........................   323,400     53,949
*   RS PCL...............................................    76,500     41,619
    Saha-Union PCL.......................................    22,400     29,456
    Samart Corp. PCL.....................................   137,600     29,985
*   Samart Digital Public Co., Ltd.......................   312,200      2,252
    Samart Telcoms PCL...................................    70,100     17,910
    Sansiri PCL.......................................... 2,081,100    103,211
    Sappe PCL............................................    35,800     27,708
    SC Asset Corp. PCL...................................   708,025     77,038
    SEAFCO PCL...........................................    96,030     24,823
    Siam Cement PCL (The)................................    10,100    136,610
    Siam Cement PCL (The)................................     5,100     68,674
    Siam City Cement PCL.................................    10,668     76,315
    Siam Commercial Bank PCL (The).......................    80,700    339,585
    Siam Future Development PCL..........................   267,800     64,394
    Siam Global House PCL................................   248,191    129,802
    Siam Wellness Group Pcl..............................    38,200     17,682
    Siamgas & Petrochemicals PCL.........................   297,200    105,409
*   Singha Estate PCL....................................   363,700     34,107
    Somboon Advance Technology PCL.......................    48,000     32,462
    SPCG PCL.............................................   169,200    105,782
*   Sri Trang Agro-Industry PCL..........................   303,240    102,083
    Sriracha Construction PCL............................    11,900      5,365
    Srisawad Corp. PCL...................................    92,761    108,040
    Srisawad Finance PCL.................................    22,500     19,274
    Star Petroleum Refining PCL..........................   747,400    327,984

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
THAILAND -- (Continued)
*   STP & I PCL..........................................   266,320 $    34,741
*   Supalai PCL..........................................   275,000     196,724
*   Super Energy Corp. PCL............................... 4,123,600      90,479
    SVI PCL..............................................   321,400      39,994
    Syntec Construction PCL..............................   180,600      22,907
    Taokaenoi Food & Marketing PCL.......................   106,100      49,749
    Tapaco PCL...........................................    34,300       8,557
*   Tata Steel Thailand PCL.............................. 1,213,600      26,628
*   Thai Airways International PCL.......................   443,400     186,582
    Thai Metal Trade PCL.................................    54,600      24,289
    Thai Nakarin Hospital PCL............................    12,500      14,935
    Thai Oil PCL.........................................   215,000     518,598
    Thai Reinsurance PCL.................................   297,000      10,445
    Thai Solar Energy PCL................................   260,190      23,774
    Thai Union Group PCL.................................    92,400      45,547
    Thai Vegetable Oil PCL...............................   126,200     110,951
    Thai Wah PCL.........................................    77,600      21,575
    Thaicom PCL..........................................   233,800      58,327
    Thaifoods Group PCL..................................   445,400      55,156
    Thai-German Ceramic Industry PCL.....................    69,100       6,937
    Thaire Life Assurance PCL............................    98,100      24,179
    Thanachart Capital PCL...............................   341,000     525,286
    Thitikorn PCL........................................    33,700      11,750
    Thoresen Thai Agencies PCL...........................   259,400      56,527
    Tipco Asphalt PCL....................................   174,300      77,537
    TIPCO Foods PCL......................................    42,900      12,894
    Tisco Financial Group PCL............................    31,000      72,678
    Tisco Financial Group PCL............................    37,100      86,979
    TMB Bank PCL......................................... 2,687,000     185,756
    Total Access Communication PCL.......................   104,200     128,410
    Total Access Communication PCL.......................   122,300     150,715
    TPI Polene PCL....................................... 2,384,500     136,175
    TPI Polene Power PCL.................................    69,400      12,620
    True Corp. PCL....................................... 2,288,065     429,829
*   TTCL PCL.............................................    44,100      10,737
    TTW PCL..............................................   277,800     104,373
    Unique Engineering & Construction PCL................   235,500      90,604
    Univentures PCL......................................   335,000      80,050
    Vanachai Group PCL...................................   243,000      58,796
    VGI Global Media PCL.................................   554,900     118,419
    Vibhavadi Medical Center PCL.........................   878,900      63,401
    Vinythai PCL.........................................   122,600      88,440
    WHA Corp. PCL........................................   564,300      66,488
    WHA Utilities and Power PCL..........................    76,500      13,336
    Workpoint Entertainment PCL..........................    63,020      88,080
                                                                    -----------
TOTAL THAILAND...........................................            22,165,942
                                                                    -----------
TURKEY -- (0.2%)
    Adana Cimento Sanayii TAS, Class A...................     8,467       9,960
    Akbank Turk A.S......................................   165,562     243,774
    Akcansa Cimento A.S..................................    25,455      45,368
*   Akenerji Elektrik Uretim A.S.........................    98,229      13,991
    Aksa Akrilik Kimya Sanayii A.S.......................    39,652      94,249
*   Aksa Enerji Uretim A.S...............................    17,690      15,326
    Aksigorta A.S........................................    34,927      25,614
    Alarko Holding A.S...................................    23,672      23,976
    Albaraka Turk Katilim Bankasi A.S....................   119,909      31,991
    Alkim Alkali Kimya A.S...............................     4,427      18,471
    Anadolu Anonim Turk Sigorta Sirketi..................    43,440      37,418

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES  VALUE>>
                                                            ------- --------
TURKEY -- (Continued)
    Anadolu Cam Sanayii A.S................................  73,854 $ 51,203
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.............  24,521  103,140
    Anadolu Hayat Emeklilik A.S............................  17,856   23,689
    Arcelik A.S............................................  20,532   52,676
    Aygaz A.S..............................................  15,260   32,173
*   Bagfas Bandirma Gubre Fabrikalari A.S..................   6,792   10,211
*   Baticim Bati Anadolu Cimento Sanayii A.S...............   3,672    2,671
*   Bera Holding A.S....................................... 118,593   45,809
*   Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S......  32,471   15,853
    BIM Birlesik Magazalar A.S.............................  19,087  274,340
    Bolu Cimento Sanayii A.S...............................  33,473   39,274
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S..........  21,448   41,377
    Borusan Yatirim ve Pazarlama A.S.......................   1,669   13,862
*   Boyner Perakende Ve Tekstil Yatirimlari A.S............   2,318    3,603
*   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S........   3,447    5,104
#   Bursa Cimento Fabrikasi A.S............................  27,024   29,602
    Cemtas Celik Makina Sanayi Ve Ticaret A.S..............  13,122   16,424
    Cimsa Cimento Sanayi VE Ticaret A.S....................  29,680   60,088
    Coca-Cola Icecek A.S...................................  33,693  202,670
#*  Dogan Sirketler Grubu Holding A.S...................... 492,406  100,171
    Dogus Otomotiv Servis ve Ticaret A.S...................  16,254   21,031
    Eczacibasi Yatirim Holding Ortakligi A.S...............   6,259   11,869
    EGE Endustri VE Ticaret A.S............................     708   50,406
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
      Sanayi ve Ticaret A.S................................  92,902   67,328
    Enka Insaat ve Sanayi A.S..............................  77,379   76,765
    Erbosan Erciyas Boru Sanayii ve Ticaret A.S............   2,218   35,897
    Eregli Demir ve Celik Fabrikalari TAS.................. 114,499  256,941
#*  Fenerbahce Futbol A.S..................................   3,404   19,106
    Ford Otomotiv Sanayi A.S...............................  11,312  135,715
*   Global Yatirim Holding A.S.............................  60,308   39,807
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S....     211    2,023
#   Goodyear Lastikleri TAS................................  39,372   28,367
*   Gozde Girisim Sermayesi Yatirim Ortakligi A.S..........  53,484   30,729
*   GSD Holding AS.........................................  29,592    4,332
*   Gubre Fabrikalari TAS..................................  19,511   14,089
    Hektas Ticaret TAS.....................................   9,130   22,351
#*  Ihlas Holding A.S...................................... 323,517   27,028
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
      Ticaret A.S..........................................   3,199    5,141
#*  Is Finansal Kiralama A.S...............................  35,715   17,621
    Is Yatirim Menkul Degerler A.S., Class A...............  97,764   42,347
#*  Izmir Demir Celik Sanayi A.S...........................  39,675   19,899
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.,
      Class A.............................................. 103,262   68,087
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.,
      Class B..............................................  52,374   34,455
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.,
      Class D.............................................. 345,954  308,572
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.................  75,951   24,815
    KOC Holding A.S........................................  85,101  240,416
    Kordsa Teknik Tekstil A.S..............................  29,285   46,721
*   Koza Altin Isletmeleri A.S.............................   7,733   67,281
*   Logo Yazilim Sanayi Ve Ticaret A.S.....................   4,414   33,323
*   Metro Ticari ve Mali Yatirimlar Holding A.S............  67,617   13,329
*   Migros Ticaret A.S.....................................   5,371   21,043
#*  NET Holding A.S........................................ 112,186   39,691
*   Netas Telekomunikasyon A.S.............................   7,863   15,585
    Nuh Cimento Sanayi A.S.................................  13,762   25,119
    Otokar Otomotiv Ve Savunma Sanayi A.S..................     701   10,592
#*  Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S..  18,561   11,690
*   Pegasus Hava Tasimaciligi A.S..........................  15,282   89,822
    Petkim Petrokimya Holding A.S.......................... 123,999  112,095
    Polisan Holding A.S....................................   7,032    9,798

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
TURKEY -- (Continued)
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S...  42,559 $   27,866
*   Sasa Polyester Sanayi A.S............................  19,975     39,563
#*  Sekerbank TAS........................................ 137,814     34,842
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.............  31,917     24,660
    Soda Sanayii A.S.....................................  73,732     95,844
    Tat Gida Sanayi A.S..................................  10,683      8,960
    TAV Havalimanlari Holding A.S........................  79,416    468,863
    Tekfen Holding A.S...................................  69,811    276,493
    Tofas Turk Otomobil Fabrikasi A.S....................  12,187     56,959
    Trakya Cam Sanayii A.S............................... 188,725    168,825
    Tupras Turkiye Petrol Rafinerileri A.S...............  11,001    241,048
#   Turcas Petrol A.S....................................  44,944     16,147
*   Turk Hava Yollari AO................................. 151,960    534,762
*   Turk Telekomunikasyon A.S............................  64,091     62,619
    Turk Traktor ve Ziraat Makineleri A.S................   3,459     36,082
    Turkcell Iletisim Hizmetleri A.S..................... 128,315    337,197
#   Turkcell Iletisim Hizmetleri A.S., ADR...............   2,400     15,576
    Turkiye Garanti Bankasi A.S.......................... 147,653    213,033
    Turkiye Halk Bankasi A.S............................. 141,055    199,235
    Turkiye Is Bankasi, Class C.......................... 221,130    228,703
    Turkiye Sinai Kalkinma Bankasi A.S................... 458,364     80,185
    Turkiye Sise ve Cam Fabrikalari A.S.................. 209,800    213,243
    Turkiye Vakiflar Bankasi TAO......................... 226,508    189,827
*   Ulker Biskuvi Sanayi A.S.............................  11,381     40,399
*   Vestel Elektronik Sanayi ve Ticaret A.S..............  40,164     75,684
#*  Yapi ve Kredi Bankasi A.S............................ 237,267    102,275
*   Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S..........  61,645     54,790
*   Zorlu Enerji Elektrik Uretim A.S..................... 119,076     37,111
                                                                  ----------
TOTAL TURKEY.............................................          7,666,095
                                                                  ----------
UNITED KINGDOM -- (11.1%)
    3i Group P.L.C....................................... 188,601  2,342,381
    4imprint Group P.L.C.................................     811     21,492
    888 Holdings P.L.C...................................  99,747    325,604
    A.G. Barr P.L.C......................................  49,726    441,493
    AA P.L.C............................................. 173,957    255,484
*   Acacia Mining P.L.C..................................  58,745     94,432
    Admiral Group P.L.C..................................  29,846    775,838
    Aggreko P.L.C........................................ 123,789  1,206,312
    Air Partner P.L.C....................................  18,918     27,684
    Anglo American P.L.C................................. 344,308  7,793,696
    Anglo Pacific Group P.L.C............................  40,597     71,053
    Anglo-Eastern Plantations P.L.C......................   2,772     26,619
    Antofagasta P.L.C....................................  99,560  1,307,531
#   Arrow Global Group P.L.C.............................  79,490    266,795
    Ashmore Group P.L.C.................................. 142,899    683,368
    Ashtead Group P.L.C..................................  76,598  2,351,513
    Associated British Foods P.L.C.......................  20,074    646,277
    AstraZeneca P.L.C., Sponsored ADR....................  95,748  3,746,619
    AstraZeneca P.L.C....................................     906     69,740
    Auto Trader Group P.L.C.............................. 245,890  1,371,538
    AVEVA Group P.L.C....................................  13,438    463,624
    Aviva P.L.C.......................................... 571,008  3,742,228
    Avon Rubber P.L.C....................................   3,784     72,314
    B&M European Value Retail SA......................... 301,764  1,632,831
    Babcock International Group P.L.C.................... 163,973  1,537,029
    BAE Systems P.L.C.................................... 340,458  2,914,432
    Balfour Beatty P.L.C.................................  57,621    221,882
    Bank of Georgia Group P.L.C..........................   9,995    239,554

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
    Barclays P.L.C., Sponsored ADR.......................   294,223 $ 3,042,266
    Barclays P.L.C.......................................   242,263     616,270
    Barratt Developments P.L.C...........................   212,357   1,487,330
    BBA Aviation P.L.C...................................   227,738   1,045,694
    Beazley P.L.C........................................   177,580   1,307,151
    Bellway P.L.C........................................    58,518   2,237,017
    Berkeley Group Holdings P.L.C. (The).................    46,230   2,262,791
    BHP Billiton P.L.C...................................   106,827   2,458,486
    BHP Billiton P.L.C., ADR.............................    66,509   3,076,706
    Biffa P.L.C..........................................     3,869      11,709
    Bodycote P.L.C.......................................    89,727   1,178,462
    Bovis Homes Group P.L.C..............................    41,194     622,740
    BP P.L.C., Sponsored ADR.............................   472,008  21,282,841
    BP P.L.C.............................................     2,213      16,632
    Braemar Shipping Services P.L.C......................    11,607      39,554
    Brewin Dolphin Holdings P.L.C........................   150,946     693,702
    British American Tobacco P.L.C., Sponsored ADR.......    32,018   1,753,946
    British American Tobacco P.L.C.......................    89,071   4,896,433
    Britvic P.L.C........................................    90,034     948,955
    BT Group P.L.C., Sponsored ADR.......................     7,252     111,391
    BT Group P.L.C.......................................   437,601   1,338,658
*   BTG P.L.C............................................    37,267     259,459
    Bunzl P.L.C..........................................    27,252     809,769
    Burberry Group P.L.C.................................    62,345   1,722,087
*   Cairn Energy P.L.C...................................   231,003     740,391
    Cambian Group P.L.C..................................    28,282      69,678
    Capita P.L.C.........................................   102,320     217,103
    Capital & Counties Properties P.L.C..................   218,750     790,273
*   Carclo P.L.C.........................................    18,366      27,390
    Card Factory P.L.C...................................    54,994     152,085
*   Carillion P.L.C......................................   150,800      22,483
    Carnival P.L.C.......................................     1,122      65,129
#   Carnival P.L.C., ADR.................................    16,705     983,590
    Castings P.L.C.......................................     1,541       8,419
    Centamin P.L.C.......................................   503,005     784,189
    Centrica P.L.C.......................................   647,977   1,266,111
    Charles Taylor P.L.C.................................     6,917      27,060
    Chemring Group P.L.C.................................    61,766     185,609
    Chesnara P.L.C.......................................    16,298      85,824
    Cineworld Group P.L.C................................   266,602     946,794
*   Circassia Pharmaceuticals P.L.C......................     6,887       6,951
    Clarkson P.L.C.......................................     4,490     149,876
    Clipper Logistics P.L.C..............................     1,947       8,525
    Close Brothers Group P.L.C...........................    83,471   1,737,268
    CLS Holdings P.L.C...................................    30,591      88,860
    CMC Markets P.L.C....................................    58,228     150,676
*   Cobham P.L.C......................................... 1,133,724   1,858,745
    Coca-Cola HBC AG.....................................    35,700   1,281,345
    Communisis P.L.C.....................................    48,951      32,802
    Compass Group P.L.C..................................    94,974   2,042,820
    Computacenter P.L.C..................................    33,199     682,489
    Connect Group P.L.C..................................    25,999       9,605
    Consort Medical P.L.C................................     9,716     140,558
    ConvaTec Group P.L.C.................................    17,475      50,175
    Costain Group P.L.C..................................    57,648     329,024
*   Countrywide P.L.C....................................    13,419       8,552
    Cranswick P.L.C......................................    23,622   1,015,964
    Crest Nicholson Holdings P.L.C.......................   118,974     593,323
    Croda International P.L.C............................    16,018   1,080,644

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
UNITED KINGDOM -- (Continued)
    CYBG P.L.C...........................................  10,436 $   47,274
    Daejan Holdings P.L.C................................   1,419    113,563
    Daily Mail & General Trust P.L.C.....................  23,998    234,574
    Dairy Crest Group P.L.C..............................  74,548    474,168
    DCC P.L.C............................................  18,914  1,749,870
    De La Rue P.L.C......................................  32,807    217,866
#   Debenhams P.L.C...................................... 368,181     58,071
    Dechra Pharmaceuticals P.L.C.........................  15,715    615,407
    Devro P.L.C..........................................  91,398    236,023
    DFS Furniture P.L.C..................................   8,387     22,575
    Diageo P.L.C., Sponsored ADR.........................  19,256  2,835,831
    Diageo P.L.C.........................................  19,191    704,069
    Dignity P.L.C........................................   8,600    114,047
    Diploma P.L.C........................................  51,699    893,298
    Direct Line Insurance Group P.L.C.................... 376,087  1,696,846
    DiscoverIE Group P.L.C...............................   8,553     46,197
    Dixons Carphone P.L.C................................ 262,162    607,852
    Domino's Pizza Group P.L.C........................... 156,496    647,610
    Drax Group P.L.C..................................... 175,114    836,635
    DS Smith P.L.C....................................... 309,752  2,046,521
    Dunelm Group P.L.C...................................  32,074    220,601
    easyJet P.L.C........................................  42,704    906,881
*   EI Group P.L.C....................................... 201,953    404,917
    Electrocomponents P.L.C.............................. 145,914  1,372,593
    Elementis P.L.C...................................... 163,392    556,689
*   EnQuest P.L.C........................................ 476,214    225,542
    Entertainment One, Ltd...............................  43,895    206,366
    Equiniti Group P.L.C.................................  11,939     33,545
    Essentra P.L.C.......................................  79,859    503,832
    esure Group P.L.C.................................... 186,928    499,736
    Euromoney Institutional Investor P.L.C...............   6,811    121,193
    Evraz P.L.C.......................................... 100,308    731,773
    Experian P.L.C.......................................  62,672  1,538,735
    Ferguson P.L.C.......................................  22,120  1,744,453
    Ferrexpo P.L.C....................................... 193,843    494,859
    Fidessa Group P.L.C..................................  18,343    928,098
*   Firstgroup P.L.C..................................... 459,419    530,901
*   Flybe Group P.L.C....................................  12,587      6,670
    Foxtons Group P.L.C..................................  69,472     53,540
    Fresnillo P.L.C......................................  18,055    245,909
    Fuller Smith & Turner P.L.C., Class A................   1,787     22,968
    G4S P.L.C............................................ 380,748  1,378,070
    Galliford Try P.L.C..................................  41,908    511,817
*   GAME Digital P.L.C...................................  15,634      5,712
    Games Workshop Group P.L.C...........................   6,786    266,683
*   Gem Diamonds, Ltd....................................  16,998     26,217
*   Genel Energy P.L.C...................................  10,858     38,483
    Genus P.L.C..........................................  14,942    562,741
*   Georgia Capital P.L.C................................   9,995    129,668
    GlaxoSmithKline P.L.C., Sponsored ADR................  52,583  2,186,927
    GlaxoSmithKline P.L.C................................  46,231    960,229
    Glencore P.L.C....................................... 955,147  4,188,733
    Go-Ahead Group P.L.C. (The)..........................  29,285    592,704
    Gocompare.Com Group P.L.C............................  89,528    142,680
    Grafton Group P.L.C..................................  52,157    523,339
    Grainger P.L.C....................................... 129,677    520,857
    Greencore Group P.L.C................................ 192,864    449,112
#   Greene King P.L.C.................................... 175,056  1,181,826
    Greggs P.L.C.........................................  58,842    813,877

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
UNITED KINGDOM -- (Continued)
*   Gulf Keystone Petroleum, Ltd.........................   8,661 $    29,187
    GVC CVR.............................................. 283,935      40,361
    GVC Holdings P.L.C...................................  96,916   1,489,006
    Halfords Group P.L.C................................. 134,178     574,999
    Halma P.L.C..........................................  94,446   1,742,268
    Hargreaves Lansdown P.L.C............................  35,077     955,553
    Hastings Group Holdings P.L.C........................  77,629     253,726
    Hays P.L.C........................................... 793,379   2,067,428
    Headlam Group P.L.C..................................  16,615      99,895
    Helical P.L.C........................................  47,298     198,180
    Hikma Pharmaceuticals P.L.C..........................  24,687     531,236
    Hill & Smith Holdings P.L.C..........................  40,749     803,958
    Hilton Food Group P.L.C..............................   2,705      33,942
    Hiscox, Ltd.......................................... 108,827   2,283,377
    Hochschild Mining P.L.C.............................. 167,984     384,199
    HomeServe P.L.C......................................  95,752   1,270,670
    Howden Joinery Group P.L.C........................... 299,975   1,877,971
    HSBC Holdings P.L.C.................................. 139,491   1,335,807
#   HSBC Holdings P.L.C., Sponsored ADR.................. 306,911  14,860,631
*   Hunting P.L.C........................................  57,000     584,030
    Ibstock P.L.C........................................ 104,959     338,164
    IG Group Holdings P.L.C.............................. 187,116   2,258,736
    IMI P.L.C............................................ 109,671   1,784,218
    Imperial Brands P.L.C., Sponsored ADR................     658      25,208
    Imperial Brands P.L.C................................  33,357   1,277,496
    Inchcape P.L.C....................................... 196,812   1,820,766
*   Indivior P.L.C....................................... 187,157     750,705
    Informa P.L.C........................................ 127,230   1,317,904
    Inmarsat P.L.C....................................... 120,985     903,982
    InterContinental Hotels Group P.L.C..................   3,053     188,463
#   InterContinental Hotels Group P.L.C., ADR............  13,951     867,750
    Intermediate Capital Group P.L.C.....................  61,223     851,927
    International Consolidated Airlines Group SA.........  91,522     851,769
    International Personal Finance P.L.C.................  35,050     110,296
*   Interserve P.L.C.....................................  43,311      39,749
    Intertek Group P.L.C.................................  24,557   1,894,384
    Investec P.L.C....................................... 175,993   1,274,007
*   IP Group P.L.C.......................................  45,876      74,662
    ITE Group P.L.C...................................... 358,047     389,520
    ITV P.L.C............................................ 272,568     589,096
    IWG P.L.C............................................ 381,923   1,520,878
    J D Wetherspoon P.L.C................................  47,512     759,965
    J Sainsbury P.L.C.................................... 394,664   1,692,425
    James Fisher & Sons P.L.C............................  21,545     509,404
    Jardine Lloyd Thompson Group P.L.C...................  43,163     798,215
    JD Sports Fashion P.L.C.............................. 141,317     867,246
    John Laing Group P.L.C...............................   7,957      30,424
    John Menzies P.L.C...................................  46,615     396,351
    John Wood Group P.L.C................................ 158,994   1,356,499
    Johnson Matthey P.L.C................................  45,252   2,229,472
*   JPJ Group P.L.C......................................  17,738     231,794
    Jupiter Fund Management P.L.C........................ 195,686   1,124,368
*   Just Eat P.L.C.......................................  16,458     171,076
    Just Group P.L.C.....................................  64,776      92,103
    Kainos Group P.L.C...................................   6,241      30,407
*   KAZ Minerals P.L.C................................... 119,569   1,324,244
    KCOM Group P.L.C..................................... 252,011     309,317
    Keller Group P.L.C...................................  37,157     524,916
    Kier Group P.L.C.....................................  24,081     305,353

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
UNITED KINGDOM -- (Continued)
    Kingfisher P.L.C.....................................   469,083 $1,823,701
*   Lamprell P.L.C.......................................    55,247     65,854
    Lancashire Holdings, Ltd.............................    61,751    463,969
    Legal & General Group P.L.C..........................   879,648  3,027,158
*   Liberty Global P.L.C., Class A.......................     4,558    128,660
*   Liberty Global P.L.C.................................    11,158    302,820
    Lloyds Banking Group P.L.C........................... 3,999,337  3,278,169
    Lloyds Banking Group P.L.C., ADR.....................   613,184  2,035,771
    London Stock Exchange Group P.L.C....................    27,444  1,581,683
*   Lonmin P.L.C.........................................    66,593     36,597
    Lookers P.L.C........................................   143,781    198,817
    Low & Bonar P.L.C....................................     9,424      6,039
    LSL Property Services P.L.C..........................     6,345     21,736
    Man Group P.L.C......................................   683,548  1,555,593
    Marks & Spencer Group P.L.C..........................   694,298  2,806,109
    Marshalls P.L.C......................................   108,400    615,794
    Marston's P.L.C......................................   253,547    314,322
    McBride P.L.C........................................    92,897    172,238
    McColl's Retail Group P.L.C..........................     9,044     17,786
    Mears Group P.L.C....................................    52,545    224,304
    Mediclinic International P.L.C.......................    20,931    140,814
    Mediclinic International P.L.C.......................    98,758    662,924
    Meggitt P.L.C........................................   327,415  2,448,347
    Melrose Industries P.L.C............................. 1,266,883  3,584,835
    Merlin Entertainments P.L.C..........................   145,815    753,782
    Micro Focus International P.L.C......................    50,331    821,273
    Millennium & Copthorne Hotels P.L.C..................    41,854    285,098
    Mitchells & Butlers P.L.C............................    91,306    302,478
    Mitie Group P.L.C....................................   152,499    307,687
    Mondi P.L.C..........................................    50,748  1,395,341
    Moneysupermarket.com Group P.L.C.....................   174,551    719,424
    Morgan Advanced Materials P.L.C......................   149,702    700,119
    Morgan Sindall Group P.L.C...........................    10,439    193,000
*   Mothercare P.L.C.....................................    88,704     24,590
    Motorpoint group P.L.C...............................     8,059     25,308
    N Brown Group P.L.C..................................    34,022     64,914
    National Express Group P.L.C.........................   197,819  1,047,704
    National Grid P.L.C..................................    32,656    348,863
    National Grid P.L.C., Sponsored ADR..................    13,835    748,201
    NCC Group P.L.C......................................    18,196     52,575
    NEX Group P.L.C......................................   141,502  1,874,819
    Next P.L.C...........................................    14,042  1,093,230
    NMC Health P.L.C.....................................     7,709    383,447
    Norcros P.L.C........................................     8,462     23,891
    Northgate P.L.C......................................    65,738    376,771
*   Nostrum Oil & Gas P.L.C..............................     4,405     11,532
#*  Ocado Group P.L.C....................................   143,545  2,079,813
#   On the Beach Group P.L.C.............................    27,581    160,376
    OneSavings Bank P.L.C................................    58,236    332,429
*   Ophir Energy P.L.C...................................   262,656    149,444
    Oxford Instruments P.L.C.............................    22,653    282,824
    Pagegroup P.L.C......................................   127,855  1,004,085
    Paragon Banking Group P.L.C..........................   139,460    910,402
    PayPoint P.L.C.......................................    17,143    209,854
    Pearson P.L.C........................................    38,553    466,957
    Pearson P.L.C., Sponsored ADR........................    58,249    703,065
    Pendragon P.L.C......................................   325,291     99,835
    Pennon Group P.L.C...................................   106,225  1,048,211
    Persimmon P.L.C......................................    43,041  1,399,890

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
UNITED KINGDOM -- (Continued)
*   Petra Diamonds, Ltd.................................. 383,600 $   231,953
    Petrofac, Ltd........................................ 119,496     960,869
*   Petropavlovsk P.L.C.................................. 969,510      87,012
    Pets at Home Group P.L.C............................. 142,632     217,491
    Phoenix Group Holdings............................... 173,525   1,567,000
    Photo-Me International P.L.C......................... 144,984     211,813
    Playtech P.L.C....................................... 136,146     960,225
    Polypipe Group P.L.C................................. 108,979     537,302
*   Premier Foods P.L.C.................................. 334,212     180,726
*   Premier Oil P.L.C.................................... 496,398     835,049
*   Provident Financial P.L.C............................  42,204     370,825
    Prudential P.L.C., ADR...............................  39,437   1,866,159
    PZ Cussons P.L.C.....................................  75,643     230,862
    QinetiQ Group P.L.C.................................. 303,392   1,078,351
*   Quilter P.L.C........................................ 398,870     809,912
    Randgold Resources, Ltd..............................   3,564     263,884
    Rank Group P.L.C.....................................  54,918     130,748
    Rathbone Brothers P.L.C..............................   9,942     320,405
*   Raven Property Group, Ltd............................  42,374      24,594
    Reach P.L.C.......................................... 108,000     100,876
    Reckitt Benckiser Group P.L.C........................  19,638   1,750,739
    Redrow P.L.C......................................... 105,772     745,676
    RELX P.L.C., Sponsored ADR...........................  30,069     660,015
    RELX P.L.C...........................................  14,114     307,507
    Renewi P.L.C......................................... 173,267     159,223
    Renishaw P.L.C.......................................  12,111     869,693
    Rentokil Initial P.L.C............................... 243,890   1,084,326
    Restaurant Group P.L.C. (The)........................  52,589     182,638
    Rhi Magnesita NV.....................................   7,801     494,022
    Ricardo P.L.C........................................  11,242     119,165
    Rightmove P.L.C......................................  16,339   1,043,840
    Rio Tinto P.L.C......................................   2,919     160,256
#   Rio Tinto P.L.C., Sponsored ADR...................... 156,348   8,677,314
    Robert Walters P.L.C.................................   7,903      77,466
    Rolls-Royce Holdings P.L.C........................... 219,142   2,849,180
    Rotork P.L.C......................................... 356,681   1,682,559
*   Royal Bank of Scotland Group P.L.C...................  56,366     188,497
#*  Royal Bank of Scotland Group P.L.C., Sponsored ADR... 122,269     828,984
    Royal Dutch Shell P.L.C., Class A....................  34,402   1,178,851
    Royal Dutch Shell P.L.C., Sponsored ADR.............. 161,107  11,014,886
#   Royal Dutch Shell P.L.C., Sponsored ADR.............. 106,451   7,562,279
    Royal Dutch Shell P.L.C., Class B....................  38,017   1,331,631
    Royal Mail P.L.C..................................... 239,245   1,471,967
    RPC Group P.L.C...................................... 178,966   1,913,231
    RPS Group P.L.C......................................  54,453     175,573
    RSA Insurance Group P.L.C............................ 126,016   1,065,781
    Saga P.L.C........................................... 183,391     299,049
    Sage Group P.L.C. (The).............................. 114,395     932,885
    Savills P.L.C........................................  76,752     892,072
    Schroders P.L.C......................................  14,066     574,330
    Schroders P.L.C......................................   4,992     155,586
    SDL P.L.C............................................   7,338      49,016
    Senior P.L.C......................................... 214,188     891,369
*   Serco Group P.L.C....................................  56,758      75,340
    Severfield P.L.C.....................................  10,461      11,355
    Severn Trent P.L.C...................................  30,651     777,929
    Shire P.L.C., ADR....................................     735     125,398
    Shire P.L.C..........................................  33,914   1,931,541
    SIG P.L.C............................................ 286,853     456,964

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE>>
                                                            --------- ----------
UNITED KINGDOM -- (Continued)
    Sky P.L.C..............................................    65,178 $1,302,216
    Smith & Nephew P.L.C...................................    87,170  1,509,266
    Smiths Group P.L.C.....................................    92,468  1,954,166
    Soco International P.L.C...............................    68,330     85,866
    Softcat P.L.C..........................................    26,078    276,985
    Spectris P.L.C.........................................    34,609  1,051,217
    Speedy Hire P.L.C......................................    94,279     74,330
    Spirax-Sarco Engineering P.L.C.........................    19,497  1,776,119
    Spire Healthcare Group P.L.C...........................   150,472    489,491
    Spirent Communications P.L.C...........................   141,040    209,495
    Sportech P.L.C.........................................    15,125     14,590
*   Sports Direct International P.L.C......................   142,973    775,422
    SSE P.L.C..............................................   156,377  2,562,458
    SSP Group P.L.C........................................   154,977  1,386,786
    St James's Place P.L.C.................................   119,769  1,895,024
    St. Ives P.L.C.........................................    49,558     66,321
    St. Modwen Properties P.L.C............................    83,411    443,165
    Stagecoach Group P.L.C.................................   232,185    485,946
    Standard Chartered P.L.C...............................   236,573  2,133,258
    Standard Life Aberdeen P.L.C...........................   314,290  1,287,377
    SThree P.L.C...........................................    16,806     74,232
    Stobart Group, Ltd.....................................    57,564    177,550
    Superdry P.L.C.........................................    28,193    460,267
    Synthomer P.L.C........................................   154,739  1,073,965
    TalkTalk Telecom Group P.L.C...........................   154,439    232,509
    Tarsus Group P.L.C.....................................     3,951     15,990
    Tate & Lyle P.L.C......................................   227,436  1,860,199
    Taylor Wimpey P.L.C.................................... 1,400,120  3,213,084
    Ted Baker P.L.C........................................    11,299    327,054
    Telecom Plus P.L.C.....................................    33,878    458,888
    Tesco P.L.C............................................ 1,976,348  6,749,236
    Thomas Cook Group P.L.C................................   530,482    666,476
    Topps Tiles P.L.C......................................    35,889     28,399
    TP ICAP P.L.C..........................................   157,848    579,547
    Travis Perkins P.L.C...................................    95,395  1,497,019
    Trifast P.L.C..........................................    15,757     47,706
    TT Electronics P.L.C...................................    18,924     57,355
    TUI AG.................................................    39,820    851,857
*   Tullow Oil P.L.C.......................................   499,285  1,484,250
    U & I Group P.L.C......................................    45,167    131,398
    UDG Healthcare P.L.C...................................     6,487     71,419
    Ultra Electronics Holdings P.L.C.......................    39,832    863,099
    Unilever P.L.C., Sponsored ADR.........................    32,502  1,852,939
    Unilever P.L.C.........................................    15,104    862,815
    United Utilities Group P.L.C...........................   104,885    989,792
    Urban & Civic P.L.C....................................     3,271     13,013
*   Vectura Group P.L.C....................................   226,184    237,367
    Vedanta Resources P.L.C................................    25,096    269,466
    Vesuvius P.L.C.........................................    71,474    594,057
    Victrex P.L.C..........................................    35,844  1,485,138
    Virgin Money Holdings UK P.L.C.........................   135,731    705,999
    Vodafone Group P.L.C................................... 4,040,579  9,870,975
    Vodafone Group P.L.C., Sponsored ADR...................    31,855    782,040
    Volution Group P.L.C...................................     4,779     12,764
    Weir Group P.L.C. (The)................................    18,594    476,478
    WH Smith P.L.C.........................................    36,383    918,607
    Whitbread P.L.C........................................    14,577    748,822
    William Hill P.L.C.....................................   440,511  1,719,431
    Wilmington P.L.C.......................................     5,594     13,592

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE>>
                                                          ------- --------------
UNITED KINGDOM -- (Continued)
    Wincanton P.L.C......................................  14,329 $       50,678
*   Wizz Air Holdings P.L.C..............................   1,105         50,268
    Wm Morrison Supermarkets P.L.C....................... 586,197      2,009,997
#   WPP P.L.C., Sponsored ADR............................   4,077        319,392
    WPP P.L.C............................................ 159,782      2,499,306
    Xaar P.L.C...........................................  12,821         42,635
                                                                  --------------
TOTAL UNITED KINGDOM.....................................            387,733,227
                                                                  --------------
UNITED STATES -- (0.0%)
    Hecla Mining Co......................................  16,332         52,262
                                                                  --------------
TOTAL COMMON STOCKS......................................          3,305,888,186
                                                                  --------------
PREFERRED STOCKS -- (0.8%)
BRAZIL -- (0.4%)
    Alpargatas SA........................................  26,238         89,131
*   AZUL SA..............................................  41,914        269,465
    Banco ABC Brasil S.A.................................  33,202        137,291
    Banco Bradesco SA.................................... 215,306      1,751,337
    Banco do Estado do Rio Grande do Sul SA, Class B.....  79,625        333,707
    Braskem SA, Class A..................................  31,067        452,848
*   Centrais Eletricas Brasileiras SA, Class B...........  29,900        153,591
    Cia Brasileira de Distribuicao.......................  42,964        951,818
    Cia de Gas de Sao Paulo, Class A.....................   6,770        107,611
    Cia de Saneamento do Parana..........................  82,041        181,424
    Cia de Transmissao de Energia Eletrica Paulista......  13,867        226,628
    Cia Energetica de Minas Gerais....................... 214,100        469,465
    Cia Energetica de Sao Paulo, Class B.................  51,200        237,496
    Cia Energetica do Ceara, Class A.....................   3,100         40,884
    Cia Ferro Ligas da Bahia - FERBASA...................  19,800         99,124
    Cia Paranaense de Energia............................  24,400        133,269
    Gerdau SA............................................ 162,688        723,000
*   Gol Linhas Aereas Inteligentes SA....................  22,000         80,947
    Itau Unibanco Holding SA............................. 265,234      3,180,010
    Lojas Americanas SA..................................  23,540        113,771
    Marcopolo SA......................................... 214,900        217,574
    Petroleo Brasileiro SA............................... 308,798      1,622,438
    Randon SA Implementos e Participacoes................  93,100        170,409
    Telefonica Brasil SA.................................  14,770        161,579
    Unipar Carbocloro SA.................................  31,942        373,861
    Usinas Siderurgicas de Minas Gerais SA, Class A...... 123,873        292,743
                                                                  --------------
TOTAL BRAZIL.............................................             12,571,421
                                                                  --------------
CHILE -- (0.0%)
    Coca-Cola Embonor SA, Class B........................  15,035         38,074
    Embotelladora Andina SA, Class B.....................  38,816        158,856
                                                                  --------------
TOTAL CHILE..............................................                196,930
                                                                  --------------
COLOMBIA -- (0.0%)
    Avianca Holdings SA.................................. 115,405         95,821
    Banco Davivienda SA..................................  23,683        292,504
    Bancolombia SA.......................................   8,144         93,541
    Grupo Argos SA.......................................   7,594         45,714
    Grupo Aval Acciones y Valores SA.....................  42,789         16,950
    Grupo de Inversiones Suramericana SA.................  11,306        136,040
                                                                  --------------
TOTAL COLOMBIA...........................................                680,570
                                                                  --------------

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
GERMANY -- (0.4%)
    Bayerische Motoren Werke AG..........................  10,569 $   875,204
    Biotest AG...........................................   5,953     171,539
    Draegerwerk AG & Co. KGaA............................   2,815     216,184
    Fuchs Petrolub SE....................................  10,761     607,554
    Henkel AG & Co. KGaA.................................   4,176     524,039
    Jungheinrich AG......................................  26,619     979,699
    Porsche Automobil Holding SE.........................  24,572   1,662,056
    Sartorius AG.........................................   6,747   1,096,902
    Schaeffler AG........................................  39,677     543,936
    Sixt SE..............................................   9,563     797,103
    STO SE & Co. KGaA....................................     725      93,211
    Villeroy & Boch AG...................................   5,018      97,747
    Volkswagen AG........................................  34,330   6,116,308
                                                                  -----------
TOTAL GERMANY............................................          13,781,482
                                                                  -----------
SOUTH KOREA -- (0.0%)
*   Mirae Asset Daewoo Co., Ltd..........................   6,736      24,653
                                                                  -----------
TOTAL PREFERRED STOCKS...................................          27,255,056
                                                                  -----------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   Fleetwood Corp., Ltd. Rights 08/13/18................   3,298           0
                                                                  -----------
BRAZIL -- (0.0%)
*   Movida Participacoes SA Rights 08/11/18..............   6,604         581
                                                                  -----------
CANADA -- (0.0%)
#*  Tervita Corp. Warrants 07/19/20......................     967         335
                                                                  -----------
HONG KONG -- (0.0%)
*   China Grand Pharmaceutical and Healthcare Holdings,
      Ltd. Rights 08/28/18............................... 116,160         740
                                                                  -----------
INDONESIA -- (0.0%)
*   Medco Energi Internasional Tbk PT Warrants 12/11/20.. 807,400      20,045
                                                                  -----------
JAPAN -- (0.0%)
*   Akatsuki Corp. Rights 12/25/18.......................   4,600       4,566
                                                                  -----------
MALAYSIA -- (0.0%)
*   Berjaya Assets Bhd Warrants 06/09/23.................  88,400       1,849
*   Datasonic Group Bhd Warrants 07/05/23................  56,700       2,511
*   Mitrajaya Holdings Bhd Warrants 04/17/23.............   9,849         363
*   Protasco Bhd Warrants 04/25/23.......................  18,406         543
                                                                  -----------
TOTAL MALAYSIA...........................................               5,266
                                                                  -----------
SINGAPORE -- (0.0%)
*   Ezion Holdings, Ltd. Warrants 04/16/23............... 328,770           0
*   Thomson Medical Group, Ltd. Warrants 04/24/19........ 534,400       1,570
                                                                  -----------
TOTAL SINGAPORE..........................................               1,570
                                                                  -----------
SOUTH KOREA -- (0.0%)
*   Jcontentree Corp. Rights 09/07/18....................   2,492       1,069
                                                                  -----------
TAIWAN -- (0.0%)
*   Acer, Inc. Rights 07/06/18...........................     747          17
*   Anderson Industrial Corp. Rights 8/17/18.............   7,405         278
*   Cayman Engley Industrial Co., Ltd. Rights 7/25/18....     655         300

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES      VALUE>>
                                                            ---------- --------------
TAIWAN -- (Continued)
*     Hiwin Technologies Corp. Rights 08/31/18.............      1,263 $        2,021
*     Taiwan Chinsan Eletronic Industrial Co., Ltd. Rights
        08/03/18...........................................        920             51
                                                                       --------------
TOTAL TAIWAN...............................................                     2,667
                                                                       --------------
THAILAND -- (0.0%)
*     Country Group Development PCL Warrants 06/26/21......     54,100            342
*     Dynasty Ceramic PCL Warrants 05/07/21................    172,528          3,526
*     Samart Corp. Warrants 05/17/21.......................     45,867            441
*     TTCL PCL Warrants 06/28/21...........................      8,820            270
                                                                       --------------
TOTAL THAILAND.............................................                     4,579
                                                                       --------------
TOTAL RIGHTS/WARRANTS......................................                    41,418
                                                                       --------------
TOTAL INVESTMENT SECURITIES................................             3,333,184,660
                                                                       --------------

                                                                          VALUE+
                                                                       --------------
SECURITIES LENDING COLLATERAL -- (4.5%)
@(S)  DFA Short Term Investment Fund....................... 13,578,045    157,111,565
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,115,530,956)^^..................................            $3,490,296,225
                                                                       ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ----------------------------------------------
                                                     LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                                   ------------ ------------ ------- ------------
Common Stocks
   Australia...................................... $  1,087,483 $147,421,078   --    $148,508,561
   Austria........................................           --   17,073,808   --      17,073,808
   Belgium........................................      131,084   29,474,075   --      29,605,159
   Brazil.........................................   43,660,292           --   --      43,660,292
   Canada.........................................  223,399,483           --   --     223,399,483
   Chile..........................................    9,883,289           --   --       9,883,289
   China..........................................   28,934,713  231,713,346   --     260,648,059
   Colombia.......................................    3,623,586           --   --       3,623,586
   Czech Republic.................................           --    1,471,906   --       1,471,906
   Denmark........................................      265,971   43,503,153   --      43,769,124
   Egypt..........................................           --      123,010   --         123,010
   Finland........................................      111,375   45,821,962   --      45,933,337
   France.........................................    1,461,013  189,702,687   --     191,163,700
   Germany........................................    1,843,614  178,031,974   --     179,875,588
   Greece.........................................           --      540,195   --         540,195
   Hong Kong......................................       86,555   69,790,608   --      69,877,163
   Hungary........................................           --    2,484,312   --       2,484,312
   India..........................................    1,060,532   92,577,126   --      93,637,658
   Indonesia......................................      147,559   18,770,749   --      18,918,308
   Ireland........................................    1,918,937   12,172,336   --      14,091,273
   Israel.........................................    1,280,294   15,147,073   --      16,427,367
   Italy..........................................       95,551   75,261,775   --      75,357,326
   Japan..........................................    3,153,584  587,944,032   --     591,097,616
   Malaysia.......................................           --   21,554,488   --      21,554,488
   Mexico.........................................   27,524,076          212   --      27,524,288
   Netherlands....................................    8,165,638   59,787,366   --      67,953,004
   New Zealand....................................           --   11,260,693   --      11,260,693
   Norway.........................................      195,910   23,944,953   --      24,140,863
   Peru...........................................      502,293          144   --         502,437

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   --------------------------------------------------
                                                     LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                                   ------------ -------------- ------- --------------
   Philippines.................................... $     51,509 $    8,258,562   --    $    8,310,071
   Poland.........................................           --     10,753,662   --        10,753,662
   Portugal.......................................           --      6,358,325   --         6,358,325
   Russia.........................................    2,424,889      5,330,799   --         7,755,688
   Singapore......................................      491,559     24,738,630   --        25,230,189
   South Africa...................................    4,633,020     62,473,339   --        67,106,359
   South Korea....................................    2,278,578    131,311,154   --       133,589,732
   Spain..........................................      422,551     58,813,987   --        59,236,538
   Sweden.........................................      527,810     67,071,042   --        67,598,852
   Switzerland....................................    3,635,885    131,315,244   --       134,951,129
   Taiwan.........................................    5,753,255    127,520,967   --       133,274,222
   Thailand.......................................   22,156,650          9,292   --        22,165,942
   Turkey.........................................       15,576      7,650,519   --         7,666,095
   United Kingdom.................................   93,321,209    294,412,018   --       387,733,227
   United States..................................       52,262             --   --            52,262
Preferred Stocks
   Brazil.........................................   12,571,421             --   --        12,571,421
   Chile..........................................      196,930             --   --           196,930
   Colombia.......................................      680,570             --   --           680,570
   Germany........................................           --     13,781,482   --        13,781,482
   South Korea....................................           --         24,653   --            24,653
Rights/Warrants
   Brazil.........................................           --            581   --               581
   Canada.........................................           --            335   --               335
   Hong Kong......................................           --            740   --               740
   Indonesia......................................           --         20,045   --            20,045
   Japan..........................................           --          4,566   --             4,566
   Malaysia.......................................           --          5,266   --             5,266
   Singapore......................................           --          1,570   --             1,570
   South Korea....................................           --          1,069   --             1,069
   Taiwan.........................................           --          2,667   --             2,667
   Thailand.......................................           --          4,579   --             4,579
Securities Lending Collateral.....................           --    157,111,565   --       157,111,565
                                                   ------------ --------------   --    --------------
TOTAL............................................. $507,746,506 $2,982,549,719   --    $3,490,296,225
                                                   ============ ==============   ==    ==============

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                                                                SHARES        VALUE+
                                                                                              ----------   ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc............  8,316,691   $187,957,224
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc..... 10,003,874    142,255,084
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc..  3,445,800     75,256,267
                                                                                                           ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $317,806,751)^^......................................................................              $405,468,575
                                                                                                           ============

At July 31, 2018, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                   UNREALIZED
                                                                                    FOREIGN
                                                                                    EXCHANGE
                                                                      SETTLEMENT  APPRECIATION
CURRENCY PURCHASED      CURRENCY SOLD           COUNTERPARTY             DATE    (DEPRECIATION)
-------------------   ------------------ ---------------------------- ---------- --------------
USD     1,236,242     NOK      9,918,216 Citibank, N.A.                08/13/18    $  19,723
USD     3,289,366     SEK     28,700,494 Citibank, N.A.                08/13/18       22,674
USD     6,767,570     CHF      6,675,693 UBS AG                        08/13/18       19,914
USD    20,048,327     GBP     15,084,160 UBS AG                        08/13/18      240,839
USD    29,268,707     JPY  3,226,624,419 State Street Bank and Trust   08/13/18      391,489
USD       794,227     ILS      2,890,389 Citibank, N.A.                08/20/18        6,238
                                                                                   ---------
TOTAL APPRECIATION                                                                 $ 700,877
USD       200,977     SEK      1,774,658 Citibank, N.A.                08/13/18    $  (1,014)
USD     1,770,198     JPY    199,817,332 Citibank, N.A.                08/13/18      (18,101)
USD     7,513,705     CAD      9,856,194 JP Morgan                     08/13/18      (64,539)
USD    34,866,601     EUR     29,875,970 State Street Bank and Trust   08/21/18     (116,656)
USD    12,822,748     HKD    100,607,230 State Street Bank and Trust   08/24/18       (1,656)
USD     2,307,698     DKK     14,718,000 Barclay Capital               08/31/18       (7,003)
USD     3,983,734     AUD      5,365,321 Citibank, N.A.                08/31/18       (3,054)
USD     3,984,592     AUD      5,365,322 Citibank, N.A.                08/31/18       (2,196)
                                                                                   ---------
TOTAL (DEPRECIATION)                                                               $(214,219)
                                                                                   ---------
TOTAL APPRECIATION
(DEPRECIATION)                                                                     $ 486,658
                                                                                   =========

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
CONTINUED

At July 31, 2018, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                                       UNREALIZED
                                                        NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                             CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                             --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index...............................    178     09/21/18  $24,734,315 $25,072,190    $337,875
                                                                             ----------- -----------    --------
TOTAL FUTURES CONTRACTS................................                      $24,734,315 $25,072,190    $337,875
                                                                             =========== ===========    ========

AUD  Australian Dollars
CAD  Canadian Dollars
CHF  Swiss Franc
DKK  Danish Krone
EUR  Euro
GBP  British Pounds
HKD  Hong Kong Dollar
ILS  Israeli New Shekel
JPY  Japanese Yen
NOK  Norwegian Krone
SEK  Swedish Krona

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        ------------------------------------------
                                                          LEVEL 1    LEVEL 2  LEVEL 3    TOTAL
                                                        ------------ -------- ------- ------------
Affiliated Investment Companies........................ $405,468,575       --   --    $405,468,575
Forward Currency Contracts**...........................           -- $486,658   --         486,658
Futures Contracts**....................................      337,875       --   --         337,875
                                                        ------------ --------   --    ------------
TOTAL.................................................. $405,806,450 $486,658   --    $406,293,108
                                                        ============ ========   ==    ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                          EMERGING MARKETS PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                                                                    VALUE+
                                                                                                --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company.................. $6,008,014,741
                                                                                                --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^......................................... $6,008,014,741
                                                                                                ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                                                                    VALUE+
                                                                                                --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company........ $7,330,473,096
                                                                                                --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^......................................... $7,330,473,096
                                                                                                ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                                                                    VALUE+
                                                                                                ---------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in Dimensional Emerging Markets Value Fund of.......................................  18,500,846,803
                                                                                                ---------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^......................................... $18,500,846,803
                                                                                                ===============

Summary of the Portfolio's Master Fund's investments as of July 31, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                                SHARES     VALUE>>
                                                              ---------- -----------
COMMON STOCKS -- (95.3%)
BRAZIL -- (6.1%)
    AES Tiete Energia SA.....................................  2,200,058 $ 5,932,003
    AES Tiete Energia SA.....................................        681         368
    Aliansce Shopping Centers SA.............................  1,243,134   5,004,597
*   Alliar Medicos A Frente SA...............................     93,200     327,527
    Alupar Investimento SA...................................  1,206,046   5,253,737
    Ambev SA, ADR............................................ 14,991,041  77,053,951
    Ambev SA.................................................  1,591,620   8,230,982
    Anima Holding SA.........................................    272,953   1,090,852
    Arezzo Industria e Comercio SA...........................    543,531   6,176,324
#*  Azul SA, ADR.............................................    418,436   8,013,049
*   B2W Cia Digital..........................................  1,331,671   9,987,619
    B3 SA - Brasil Bolsa Balcao..............................  6,604,046  41,859,232
    Banco ABC Brasil SA......................................     40,230     166,352
    Banco Bradesco SA, ADR................................... 10,092,312  81,545,880
    Banco Bradesco SA........................................  4,568,996  33,939,096
    Banco BTG Pactual SA.....................................     23,240     122,599
    Banco do Brasil SA.......................................  2,293,952  19,863,438
    Banco Santander Brasil SA................................  1,055,549  10,259,352
    BB Seguridade Participacoes SA...........................  3,207,601  20,929,355
*   BR Malls Participacoes SA................................  7,832,265  20,763,338
    BR Properties SA.........................................    545,194   1,310,220
*   Brasil Brokers Participacoes SA..........................  2,132,757     181,835
    BrasilAgro - Co. Brasileira de Propriedades Agricolas....    153,603     573,766
    Braskem SA, Sponsored ADR................................    559,977  16,239,333
*   BRF SA...................................................  1,172,504   7,075,698
    CCR SA...................................................  8,672,191  24,330,102
*   Centrais Eletricas Brasileiras SA........................  1,215,800   5,594,241
#   Cia Brasileira de Distribuicao, ADR......................    194,588   4,304,287
    Cia de Locacao das Americas..............................     87,406     670,688
    Cia de Saneamento Basico do Estado de Sao Paulo..........  1,481,704   9,869,342
    Cia de Saneamento Basico do Estado de Sao Paulo, ADR.....    772,983   5,178,986
    Cia de Saneamento de Minas Gerais-COPASA.................    743,658   8,060,109
    Cia de Saneamento do Parana..............................     29,200     346,358
#   Cia Energetica de Minas Gerais, Sponsored ADR............  1,059,060   2,224,025
    Cia Energetica de Minas Gerais...........................    613,539   1,181,863
    Cia Hering...............................................  1,212,676   4,765,665
#   Cia Paranaense de Energia, Sponsored ADR.................    283,710   1,543,382
    Cia Paranaense de Energia................................    183,723     930,045
#*  Cia Siderurgica Nacional SA, Sponsored ADR...............  3,613,990   8,637,436
*   Cia Siderurgica Nacional SA..............................  4,805,090  11,752,518
    Cielo SA.................................................  5,833,219  22,302,158
*   Construtora Tenda SA.....................................    430,142   3,047,312
*   Cosan Logistica SA.......................................  1,296,789   3,558,715
    Cosan SA.................................................  1,138,674  11,185,599
    CSU Cardsystem SA........................................    150,798     297,313
    CVC Brasil Operadora e Agencia de Viagens SA.............  1,180,360  13,868,829
    Cyrela Brazil Realty SA Empreendimentos e Participacoes..  3,780,706  11,674,628
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes..........................................     15,734      41,753
    Dimed SA Distribuidora da Medicamentos...................      1,500     135,876
*   Direcional Engenharia SA.................................  1,392,826   2,567,968
    Duratex SA...............................................  3,855,155  10,456,259
    EcoRodovias Infraestrutura e Logistica SA................  2,422,043   5,033,420
    EDP - Energias do Brasil SA..............................  3,633,492  13,214,282
    Embraer SA, Sponsored ADR................................  1,275,348  26,080,867
    Energisa SA..............................................  1,080,015   8,721,726

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
BRAZIL -- (Continued)
*   Eneva SA.............................................    199,900 $   665,748
    Engie Brasil Energia SA..............................  1,130,209  11,259,029
    Equatorial Energia SA................................  2,093,158  34,158,188
    Estacio Participacoes SA.............................  2,767,645  19,135,264
*   Even Construtora e Incorporadora SA..................  2,638,644   2,615,233
    Ez Tec Empreendimentos e Participacoes SA............    854,281   3,942,170
    Fibria Celulose SA...................................    767,951  15,140,909
    Fibria Celulose SA, Sponsored ADR....................    515,901  10,142,614
    Fleury SA............................................  1,932,188  14,095,145
    Fras-Le SA...........................................     81,700     106,661
*   Gafisa SA............................................    440,459   1,435,220
#   Gafisa SA, ADR.......................................    103,158     673,619
#   Gerdau SA, Sponsored ADR.............................  4,354,272  19,158,797
    Gerdau SA............................................    875,471   2,901,676
#*  Gol Linhas Aereas Inteligentes SA, ADR...............    320,559   2,349,701
    Grendene SA..........................................  1,337,784   2,776,580
    Guararapes Confeccoes SA.............................     79,332   2,023,829
*   Helbor Empreendimentos SA............................  2,663,929     745,244
    Hypermarcas SA.......................................  1,187,949   8,783,094
    Iguatemi Empresa de Shopping Centers SA..............    667,644   5,987,504
    Industrias Romi SA...................................     70,100     117,104
    Instituto Hermes Pardini SA..........................    156,860     769,819
    International Meal Co. Alimentacao SA, Class A.......  1,176,976   2,289,166
    Iochpe-Maxion SA.....................................  1,490,893   9,155,965
#   Itau Unibanco Holding SA, ADR........................  6,510,406  78,059,768
    Itau Unibanco Holding SA.............................  1,259,106  13,418,655
    JBS SA............................................... 10,316,975  24,793,945
*   JHSF Participacoes SA................................  1,487,370     424,023
*   JSL SA...............................................    660,646     718,151
*   Kepler Weber SA......................................    113,704     315,365
    Klabin SA............................................  2,634,707  14,179,810
    Kroton Educacional SA................................  5,432,294  16,354,920
    Light SA.............................................  1,174,496   4,093,040
    Linx SA..............................................    463,550   2,293,481
    Localiza Rent a Car SA...............................  3,829,290  24,230,847
    Lojas Americanas SA..................................    763,490   2,786,832
    Lojas Renner SA......................................  5,203,997  42,815,503
    M Dias Branco SA.....................................    508,907   5,202,558
    Magazine Luiza SA....................................    541,068  19,066,329
    Magnesita Refratarios SA.............................    330,510   6,036,419
    Mahle-Metal Leve SA..................................    548,393   4,018,013
    Marcopolo SA.........................................    385,100     287,289
*   Marfrig Global Foods SA..............................  2,539,462   5,548,075
*   Marisa Lojas SA......................................    661,518     780,786
*   Mills Estruturas e Servicos de Engenharia SA.........  1,196,314     691,658
*   Minerva SA...........................................    924,319   1,856,863
    Movida Participacoes SA..............................    135,358     209,530
    MRV Engenharia e Participacoes SA....................  4,063,597  14,302,112
    Multiplan Empreendimentos Imobiliarios SA............  1,088,955   5,825,864
    Multiplus SA.........................................    550,448   4,062,401
    Natura Cosmeticos SA.................................  1,498,400  11,617,361
    Odontoprev SA........................................  2,783,195   9,884,632
*   Paranapanema SA......................................  2,190,431     735,338
*   Petro Rio SA.........................................     53,496   1,143,238
    Petroleo Brasileiro SA, Sponsored ADR................  4,065,689  42,527,107
#   Petroleo Brasileiro SA, Sponsored ADR................  1,709,461  20,051,978
    Petroleo Brasileiro SA...............................  7,888,685  46,113,487
    Porto Seguro SA......................................  1,147,953  15,170,242
    Portobello SA........................................  1,504,134   1,759,291

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES       VALUE>>
                                                            ----------- --------------
BRAZIL -- (Continued)
*   Profarma Distribuidora de Produtos Farmaceuticos SA....     138,775 $      202,618
    QGEP Participacoes SA..................................   1,184,057      5,104,320
    Qualicorp Consultoria e Corretora de Seguros SA........   2,734,377     14,606,948
    Raia Drogasil SA.......................................   1,627,072     32,235,386
    Restoque Comercio e Confeccoes de Roupas SA............     106,909        744,858
*   RNI Negocios Imobiliarios SA...........................       7,521          6,593
*   Rumo SA................................................   3,500,409     13,849,432
    Santos Brasil Participacoes SA.........................   2,903,192      2,088,460
    Sao Carlos Empreendimentos e Participacoes SA..........      21,500        166,121
    Sao Martinho SA........................................   2,109,781     10,961,215
    Ser Educacional SA.....................................     493,038      2,323,780
    SLC Agricola SA........................................     730,898     10,301,469
    Smiles Fidelidade SA...................................     638,391      8,708,502
    Sonae Sierra Brasil SA.................................     233,280      1,280,358
*   Springs Global Participacoes SA........................      64,771        134,605
    Sul America SA.........................................   3,609,343     21,223,510
    Suzano Papel e Celulose SA.............................   3,578,012     42,469,409
    T4F Entretenimento SA..................................     274,692        614,769
*   Technos SA.............................................     198,716        108,007
*   Tecnisa SA.............................................   1,841,425        642,706
    Tegma Gestao Logistica SA..............................     160,711        761,743
#   Telefonica Brasil SA, ADR..............................     550,562      6,078,204
*   Terra Santa Agro SA....................................       5,300         13,952
    TIM Participacoes SA, ADR..............................     309,336      5,079,297
    TIM Participacoes SA...................................   3,318,337     10,962,987
    TOTVS SA...............................................     852,269      6,689,538
    TPI - Triunfo Participacoes e Investimentos SA.........     361,791        165,796
    Transmissora Alianca de Energia Eletrica SA............   2,194,647     11,817,285
    Trisul SA..............................................      48,300         33,973
    Tupy SA................................................     426,192      2,285,787
    Ultrapar Participacoes SA..............................   2,067,950     22,396,869
#   Ultrapar Participacoes SA, Sponsored ADR...............     151,455      1,662,976
    Usinas Siderurgicas de Minas Gerais SA.................     245,444        796,501
    Vale SA, Sponsored ADR.................................   2,810,743     41,205,494
    Vale SA................................................  17,491,574    255,571,878
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e..........................................
    Identificacao S.A......................................     988,548      4,780,366
    Via Varejo SA..........................................   2,186,920     12,404,957
*   Vulcabras Azaleia SA...................................     716,349      1,074,533
    WEG SA.................................................   1,480,540      7,301,520
    Wiz Solucoes e Corretagem de Seguros SA................     671,590      1,413,572
                                                                        --------------
TOTAL BRAZIL...............................................              1,775,549,739
                                                                        --------------
CHILE -- (1.3%)
    AES Gener SA...........................................  14,315,333      3,802,039
    Aguas Andinas SA, Class A..............................  21,035,845     12,270,319
    Banco de Chile.........................................  14,742,399      2,304,479
#   Banco de Chile, ADR....................................     105,461      9,861,693
    Banco de Credito e Inversiones SA......................     190,666     13,211,441
    Banco Santander Chile, ADR.............................     777,016     25,493,894
    Besalco SA.............................................   2,518,197      2,329,276
    CAP SA.................................................   1,259,278     13,032,223
    Cementos BIO BIO SA....................................     180,149        259,880
    Cencosud SA............................................   5,744,640     15,754,534
    Cia Cervecerias Unidas SA..............................     339,280      4,612,435
    Cia Cervecerias Unidas SA, Sponsored ADR...............     353,049      9,613,524
*   Cia Sud Americana de Vapores SA........................ 179,324,655      5,280,664
*   Clinica Las Condes SA..................................         849         53,226
    Colbun SA..............................................  37,459,492      8,340,713

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES      VALUE>>
                                                            ----------- ------------
CHILE -- (Continued)
    Cristalerias de Chile SA...............................      59,157 $    555,630
    Embotelladora Andina SA, Class B ADR...................      68,566    1,709,350
    Empresa Nacional de Telecomunicaciones SA..............   1,240,097   11,704,935
*   Empresas AquaChile SA..................................     661,438      404,588
    Empresas CMPC SA.......................................   5,612,547   22,744,305
    Empresas COPEC SA......................................   1,181,973   18,991,411
    Empresas Hites SA......................................   1,284,893    1,118,183
*   Empresas La Polar SA...................................   9,827,021      585,543
    Enel Americas SA, ADR..................................   2,330,101   20,434,982
    Enel Americas SA.......................................  76,979,233   13,598,665
    Enel Chile SA, ADR.....................................   2,417,197   12,690,284
    Enel Chile SA..........................................  55,533,660    5,884,742
    Engie Energia Chile SA.................................   4,694,313    9,569,039
*   Enjoy SA...............................................   1,885,576      165,571
    Forus SA...............................................     580,492    1,729,429
    Grupo Security SA......................................   1,582,206      752,965
    Hortifrut SA...........................................      12,142       37,792
    Instituto de Diagnostico SA............................       4,394       16,355
    Inversiones Aguas Metropolitanas SA....................   5,000,444    7,884,729
    Inversiones La Construccion SA.........................     223,718    3,753,511
    Itau CorpBanca......................................... 976,070,123   10,315,585
    Itau CorpBanca, ADR....................................      72,474    1,142,190
#   Latam Airlines Group SA, Sponsored ADR.................   1,584,753   18,034,489
    Latam Airlines Group SA................................      52,204      591,295
    Masisa SA..............................................  15,390,606      969,175
    Molibdenos y Metales SA................................      84,984    1,087,384
    Multiexport Foods SA...................................   3,710,430    1,838,503
    Parque Arauco SA.......................................   4,965,072   13,881,291
    PAZ Corp. SA...........................................   1,378,694    2,161,610
    Ripley Corp. SA........................................   7,574,635    7,126,330
    SACI Falabella.........................................   2,144,133   19,966,901
    Salfacorp SA...........................................   2,059,259    3,180,535
    Sigdo Koppers SA.......................................   1,804,107    2,843,029
*   SMU SA.................................................      97,272       28,980
    Sociedad Matriz SAAM SA................................  21,829,015    2,060,894
#   Sociedad Quimica y Minera de Chile SA, Sponsored ADR...     341,596   16,488,839
    Socovesa SA............................................   1,566,370      822,796
    SONDA SA...............................................   3,325,480    5,058,159
    Vina Concha y Toro SA..................................   3,500,793    7,531,361
                                                                        ------------
TOTAL CHILE................................................              375,681,695
                                                                        ------------
CHINA -- (16.4%)
*   21Vianet Group, Inc., ADR..............................     280,861    2,651,328
#   361 Degrees International, Ltd.........................   4,553,000    1,326,832
    3SBio, Inc.............................................   2,167,000    4,623,371
#*  500.com, Ltd., Class A ADR.............................     123,377    1,727,278
#*  51job, Inc., ADR.......................................      57,060    5,236,396
#*  58.com, Inc., ADR......................................     173,271   11,654,207
*   A8 New Media Group, Ltd................................   5,276,000      262,483
    AAC Technologies Holdings, Inc.........................   2,258,000   29,017,805
    Agile Group Holdings, Ltd..............................  12,022,465   18,562,951
    Agricultural Bank of China, Ltd., Class H..............  45,690,460   22,203,478
    Air China, Ltd., Class H...............................   9,934,000    9,174,781
    Ajisen China Holdings, Ltd.............................   2,945,000    1,214,891
    AKM Industrial Co., Ltd................................     110,000       18,295
#*  Alibaba Group Holding, Ltd., Sponsored ADR.............   1,332,164  249,421,066
#*  Alibaba Pictures Group, Ltd............................  40,060,000    4,754,534
#*  Aluminum Corp. of China, Ltd., ADR.....................     225,375    2,600,828
#*  Aluminum Corp. of China, Ltd., Class H.................  13,946,000    6,359,344

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES      VALUE>>
                                                                 ----------- -----------
CHINA -- (Continued)
    AMVIG Holdings, Ltd.........................................   1,688,000 $   415,195
#   Angang Steel Co., Ltd., Class H.............................   5,323,160   5,668,577
#   Anhui Conch Cement Co., Ltd., Class H.......................   5,476,000  35,217,236
    Anhui Expressway Co., Ltd., Class H.........................   2,416,000   1,420,631
    ANTA Sports Products, Ltd...................................   4,947,000  25,265,452
#*  Anton Oilfield Services Group...............................  11,000,000   1,624,337
*   Anxin-China Holdings, Ltd...................................  13,373,000     123,012
*   Aowei Holdings, Ltd.........................................     187,000      47,694
*   Art Group Holdings, Ltd.....................................     455,000      17,087
    Asia Cement China Holdings Corp.............................   2,948,500   2,274,432
*   Asian Citrus Holdings, Ltd..................................   3,478,000      49,850
#   Ausnutria Dairy Corp., Ltd..................................   1,014,000   1,473,058
#*  AVIC International Holding HK, Ltd..........................  14,994,207     427,452
#   AVIC International Holdings, Ltd., Class H..................   1,652,000     883,700
#   AviChina Industry & Technology Co., Ltd., Class H...........  14,230,212   8,754,755
    BAIC Motor Corp., Ltd., Class H.............................   9,553,000   7,939,877
*   Baidu, Inc., Sponsored ADR..................................     248,303  61,375,536
    BAIOO Family Interactive, Ltd...............................   4,356,000     300,985
    Bank of China, Ltd., Class H................................ 108,952,702  51,471,030
    Bank of Chongqing Co., Ltd., Class H........................   2,436,000   1,551,573
    Bank of Communications Co., Ltd., Class H...................  11,519,618   8,339,424
*   Baoye Group Co., Ltd., Class H..............................   1,566,440     908,233
#*  Baozun, Inc., Sponsored ADR.................................      38,456   2,224,680
    BBI Life Sciences Corp......................................     253,500      94,423
#   BBMG Corp., Class H.........................................  10,289,404   4,058,973
    Beijing Capital International Airport Co., Ltd., Class H....   8,324,000   9,481,256
    Beijing Capital Land, Ltd., Class H.........................   7,416,000   3,223,240
#*  Beijing Enterprises Clean Energy Group, Ltd.................  65,400,000   1,469,503
*   Beijing Enterprises Environment Group, Ltd..................     702,000      69,080
    Beijing Enterprises Holdings, Ltd...........................   2,210,528  10,784,701
*   Beijing Enterprises Medical & Health Group, Ltd.............  12,414,000     618,129
    Beijing Enterprises Water Group, Ltd........................  19,196,469  10,495,026
    Beijing Jingneng Clean Energy Co., Ltd., Class H............   7,914,000   1,766,632
#   Beijing North Star Co., Ltd., Class H.......................   4,460,000   1,452,515
*   Beijing Properties Holdings, Ltd............................   5,128,967     261,791
#   Beijing Urban Construction Design & Development Group Co.,
      Ltd., Class H.............................................   1,013,000     459,736
#   Best Pacific International Holdings, Ltd....................   2,202,000     812,950
    BII Railway Transportation Technology Holdings Co., Ltd.....   1,820,000     120,839
#*  Bitauto Holdings, Ltd., ADR.................................     203,087   4,939,076
*   Boer Power Holdings, Ltd....................................   2,034,000     202,331
    Bosideng International Holdings, Ltd........................  17,808,157   2,678,923
#*  Boyaa Interactive International, Ltd........................   2,348,000     649,538
    Brilliance China Automotive Holdings, Ltd...................   7,072,000   9,258,419
    Brilliant Circle Holdings International, Ltd................      60,000       7,204
#   BYD Co., Ltd., Class H......................................   2,905,300  16,504,475
#   BYD Electronic International Co., Ltd.......................   5,761,722   6,740,634
    C C Land Holdings, Ltd......................................  13,451,530   3,039,478
#*  C.banner International Holdings, Ltd........................   1,386,000     132,537
    Cabbeen Fashion, Ltd........................................   1,829,000     675,813
#   Canvest Environmental Protection Group Co., Ltd.............   2,812,000   1,544,223
#*  Capital Environment Holdings, Ltd...........................   3,860,000     109,421
*   CAR, Inc....................................................   5,868,000   5,826,469
#*  Carnival Group International Holdings, Ltd..................   6,260,000     275,405
    Carrianna Group Holdings Co., Ltd...........................   2,156,877     318,684
*   CECEP COSTIN New Materials Group, Ltd.......................   2,583,000      37,022
#   Central China Real Estate, Ltd..............................   5,150,074   2,354,629
#   Central China Securities Co., Ltd., Class H.................   2,810,000     797,050
*   Century Sunshine Group Holdings, Ltd........................  12,975,000     364,038
*   CGN Meiya Power Holdings Co., Ltd...........................   8,006,000   1,306,637

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES      VALUE>>
                                                                 ----------- ------------
CHINA -- (Continued)
    CGN Power Co., Ltd., Class H................................  32,813,000 $  8,703,007
    Changshouhua Food Co., Ltd..................................   1,543,000      721,148
    Changyou.com, Ltd., ADR.....................................      58,570      798,895
#   Chaowei Power Holdings, Ltd.................................   5,179,000    2,569,386
*   Cheetah Mobile, Inc., ADR...................................      89,537      762,855
*   Chigo Holding, Ltd..........................................  22,124,000      223,147
#*  Chiho Environmental Group, Ltd..............................     408,000      158,655
    China Aerospace International Holdings, Ltd.................  14,962,600    1,296,755
    China Agri-Industries Holdings, Ltd.........................  15,621,800    6,201,757
#   China Aircraft Leasing Group Holdings, Ltd..................   1,241,500    1,267,709
#   China All Access Holdings, Ltd..............................   3,800,000      368,514
    China Aluminum Cans Holdings, Ltd...........................      94,000       12,958
*   China Animal Healthcare, Ltd................................   1,485,000       40,788
#   China Animation Characters Co., Ltd.........................   2,856,000      989,742
    China Aoyuan Property Group, Ltd............................   8,675,000    6,377,848
    China BlueChemical, Ltd.....................................  12,095,122    4,493,435
*   China Chengtong Development Group, Ltd......................     546,000       20,540
    China Cinda Asset Management Co., Ltd., Class H.............  25,685,000    7,218,630
    China CITIC Bank Corp., Ltd., Class H.......................  11,882,607    7,647,921
    China Coal Energy Co., Ltd., Class H........................   9,643,168    4,051,070
    China Communications Construction Co., Ltd., Class H........  12,222,387   13,539,379
    China Communications Services Corp., Ltd., Class H..........  13,405,327    8,498,399
    China Conch Venture Holdings, Ltd...........................   2,289,000    8,635,151
    China Construction Bank Corp., Class H...................... 226,157,302  206,771,691
    China Datang Corp. Renewable Power Co., Ltd., Class H.......  12,590,000    2,374,928
    China Distance Education Holdings, Ltd., ADR................      13,407      100,016
    China Dongxiang Group Co., Ltd..............................  19,703,888    3,267,674
#*  China Dynamics Holdings, Ltd................................   7,940,000      117,610
#   China Eastern Airlines Corp., Ltd., Class H.................   7,380,000    4,613,710
#   China Electronics Huada Technology Co., Ltd.................   2,820,000      287,628
    China Electronics Optics Valley Union Holding Co., Ltd......   3,968,000      262,972
#*  China Energine International Holdings, Ltd..................   2,588,000       85,887
#   China Energy Engineering Corp., Ltd., Class H...............   2,556,000      338,844
*   China Environmental Technology and Bioenergy Holdings, Ltd..   2,240,000       25,626
    China Everbright Bank Co., Ltd., Class H....................   7,692,000    3,383,342
    China Everbright International, Ltd.........................   8,479,000   10,345,030
    China Everbright, Ltd.......................................   6,538,896   11,558,329
#*  China Evergrande Group......................................  16,852,000   46,767,875
*   China Fiber Optic Network System Group, Ltd.................   4,584,800       76,695
    China Financial Services Holdings, Ltd......................   1,424,000      110,730
#   China Foods, Ltd............................................   7,186,000    3,753,015
#   China Galaxy Securities Co., Ltd., Class H..................   9,068,500    4,701,876
    China Gas Holdings, Ltd.....................................   7,434,000   30,157,451
*   China Glass Holdings, Ltd...................................   4,448,000      334,897
#*  China Grand Pharmaceutical and Healthcare Holdings, Ltd.,
      Class A...................................................   3,100,000    2,078,584
*   China Greenfresh Group Co., Ltd.............................   2,205,000      334,335
#   China Greenland Broad Greenstate Group Co., Ltd.............   5,504,000      629,869
    China Hanking Holdings, Ltd.................................   3,620,000      415,995
#   China Harmony New Energy Auto Holding, Ltd..................   5,013,000    2,107,409
#*  China High Precision Automation Group, Ltd..................   1,360,000       39,635
#   China High Speed Transmission Equipment Group Co., Ltd......   1,598,000    1,987,426
#   China Hongqiao Group, Ltd...................................   7,359,500    6,988,545
*   China Household Holdings, Ltd...............................   3,080,000       37,514
    China Huarong Asset Management Co., Ltd., Class H...........  48,364,000   12,336,925
#*  China Huishan Dairy Holdings Co., Ltd.......................   5,968,000        1,119
*   China Huiyuan Juice Group, Ltd..............................   3,751,500      724,103
#   China International Capital Corp., Ltd., Class H............     984,800    1,699,079
    China International Marine Containers Group Co., Ltd.,
      Class H...................................................   1,284,300    1,476,259
*   China ITS Holdings Co., Ltd.................................   2,506,096       94,391

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES     VALUE>>
                                                            ---------- -----------
CHINA -- (Continued)
    China Jinmao Holdings Group, Ltd....................... 26,666,976 $12,871,866
#   China Lesso Group Holdings, Ltd........................  7,403,000   4,546,835
    China Life Insurance Co., Ltd., ADR....................    881,250  11,086,125
    China Life Insurance Co., Ltd., Class H................  1,838,000   4,618,654
    China Lilang, Ltd......................................  2,984,000   3,645,627
*   China Longevity Group Co., Ltd.........................    893,399      29,252
    China Longyuan Power Group Corp., Ltd., Class H........ 10,798,000  10,057,711
*   China LotSynergy Holdings, Ltd......................... 13,040,000     214,932
    China Machinery Engineering Corp., Class H.............  4,943,000   2,648,254
    China Maple Leaf Educational Systems, Ltd..............  5,216,000   4,478,277
    China Medical System Holdings, Ltd.....................  7,416,800  12,701,029
    China Meidong Auto Holdings, Ltd.......................  1,116,000     400,370
    China Mengniu Dairy Co., Ltd...........................  5,931,000  18,405,689
    China Merchants Bank Co., Ltd., Class H................ 10,792,146  42,329,658
    China Merchants Land, Ltd..............................  9,066,000   1,493,179
    China Merchants Port Holdings Co., Ltd.................  5,402,876  11,203,081
#   China Merchants Securities Co., Ltd., Class H..........    275,800     352,589
*   China Metal Resources Utilization, Ltd.................    168,000     103,757
    China Minsheng Banking Corp., Ltd., Class H............  8,964,960   6,665,704
#*  China Minsheng Financial Holding Corp., Ltd............    450,000      19,509
    China Mobile, Ltd...................................... 10,380,500  93,771,359
    China Mobile, Ltd., Sponsored ADR......................  1,997,961  90,767,368
*   China Modern Dairy Holdings, Ltd.......................    521,000      87,119
#   China Molybdenum Co., Ltd., Class H....................  8,742,000   4,477,952
    China National Building Material Co., Ltd., Class H.... 26,908,150  29,293,488
#   China New Town Development Co., Ltd....................  6,821,177     217,988
    China NT Pharma Group Co., Ltd.........................  4,305,000     923,953
*   China Nuclear Energy Technology Corp., Ltd.............    818,000      96,038
    China Oil & Gas Group, Ltd............................. 28,520,000   2,290,964
    China Oilfield Services, Ltd., Class H.................  5,890,000   5,386,078
*   China Online Education Group, ADR......................        900       9,000
    China Oriental Group Co., Ltd..........................  5,924,000   5,152,341
    China Overseas Grand Oceans Group, Ltd.................  9,298,500   3,249,321
    China Overseas Land & Investment, Ltd.................. 18,064,033  56,909,440
    China Overseas Property Holdings, Ltd.................. 11,396,344   4,046,603
    China Pacific Insurance Group Co., Ltd., Class H.......  3,297,265  12,901,469
    China Petroleum & Chemical Corp., ADR..................    211,889  20,315,898
    China Petroleum & Chemical Corp., Class H.............. 65,522,400  62,982,887
    China Pioneer Pharma Holdings, Ltd.....................  2,974,000     852,757
    China Power Clean Energy Development Co., Ltd..........  2,497,000   1,181,901
    China Power International Development, Ltd............. 22,017,600   5,475,854
*   China Properties Group, Ltd............................  2,545,000     460,834
*   China Qinfa Group, Ltd.................................    300,000      19,164
    China Railway Construction Corp., Ltd., Class H........ 10,128,187  12,234,733
    China Railway Group, Ltd., Class H..................... 11,041,000   9,591,404
    China Railway Signal & Communication Corp., Ltd.,
      Class H..............................................  2,508,000   1,780,442
*   China Rare Earth Holdings, Ltd.........................  8,554,399     436,231
    China Reinsurance Group Corp., Class H.................  4,458,000     932,344
    China Resources Beer Holdings Co., Ltd.................  5,263,661  23,718,477
    China Resources Cement Holdings, Ltd................... 11,952,946  13,664,893
    China Resources Gas Group, Ltd.........................  4,796,000  22,762,955
    China Resources Land, Ltd.............................. 12,596,610  46,187,928
    China Resources Pharmaceutical Group, Ltd..............    506,500     737,304
    China Resources Phoenix Healthcare Holdings Co., Ltd...  1,091,000   1,014,631
    China Resources Power Holdings Co., Ltd................  6,522,820  12,599,845
*   China Ruifeng Renewable Energy Holdings, Ltd...........  4,172,000     314,071
*   China Rundong Auto Group, Ltd..........................     85,000      30,941
*   China Saite Group Co., Ltd.............................  1,232,000      80,109
    China Sanjiang Fine Chemicals Co., Ltd.................  4,265,000   1,324,096

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES     VALUE>>
                                                            ---------- -----------
CHINA -- (Continued)
    China SCE Property Holdings, Ltd....................... 13,938,400 $ 6,243,742
#*  China Shengmu Organic Milk, Ltd........................  4,354,000     275,010
    China Shenhua Energy Co., Ltd., Class H................ 11,561,000  26,212,587
    China Shineway Pharmaceutical Group, Ltd...............  1,822,000   2,299,421
*   China Silver Group, Ltd................................  6,376,000     935,635
#   China Singyes Solar Technologies Holdings, Ltd.........  4,198,159   1,333,099
#   China South City Holdings, Ltd......................... 23,572,711   4,576,648
    China Southern Airlines Co., Ltd., Sponsored ADR.......     41,944   1,488,173
    China Southern Airlines Co., Ltd., Class H.............  7,798,000   5,473,007
    China Starch Holdings, Ltd............................. 12,525,000     370,638
#   China State Construction International Holdings, Ltd...  9,601,460  11,446,908
    China Sunshine Paper Holdings Co., Ltd.................  1,750,500     384,784
    China Suntien Green Energy Corp., Ltd., Class H........  8,964,000   2,890,793
*   China Taifeng Beddings Holdings, Ltd...................  1,662,000      42,878
    China Taiping Insurance Holdings Co., Ltd..............  4,976,130  17,075,452
#   China Telecom Corp., Ltd., ADR.........................    136,139   6,423,038
    China Telecom Corp., Ltd., Class H..................... 14,920,000   7,056,448
    China Tian Lun Gas Holdings, Ltd.......................  1,038,000   1,308,872
    China Traditional Chinese Medicine Holdings Co., Ltd...  8,580,000   6,329,412
    China Travel International Investment Hong Kong, Ltd... 15,013,892   6,038,817
    China Unicom Hong Kong, Ltd............................ 27,940,000  34,499,319
#   China Unicom Hong Kong, Ltd., ADR......................  1,125,159  14,008,230
#*  China Unienergy Group, Ltd.............................     64,000      97,008
    China Vanke Co., Ltd., Class H.........................  5,735,900  18,364,581
#   China Vast Industrial Urban Development Co., Ltd.......    357,000     165,602
#   China Water Affairs Group, Ltd.........................  5,050,000   6,628,805
#*  China Water Industry Group, Ltd........................  4,384,000     860,168
    China Wood Optimization Holding, Ltd...................  1,684,000     433,238
    China XLX Fertiliser, Ltd..............................    378,000     162,233
#*  China Yurun Food Group, Ltd............................  9,075,000   1,170,367
#   China ZhengTong Auto Services Holdings, Ltd............  4,407,500   2,623,468
#   China Zhongwang Holdings, Ltd.......................... 11,303,579   5,539,475
    Chinasoft International, Ltd...........................  8,382,000   6,568,856
    Chongqing Machinery & Electric Co., Ltd., Class H......  8,241,962     711,920
    Chongqing Rural Commercial Bank Co., Ltd., Class H..... 17,804,000  10,908,096
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings,
      Ltd..................................................  2,446,000     205,711
    Chu Kong Shipping Enterprise Group Co., Ltd............    166,000      38,778
    CIFI Holdings Group Co., Ltd........................... 19,224,000  12,558,426
#   CIMC Enric Holdings, Ltd...............................  2,608,000   2,388,926
*   CIMC-TianDa Holdings Co., Ltd..........................  3,700,000     141,739
*   CITIC Dameng Holdings, Ltd.............................  1,748,000     111,604
#   CITIC Resources Holdings, Ltd.......................... 17,890,000   1,986,602
    CITIC Securities Co., Ltd., Class H....................  4,272,500   8,565,808
    CITIC, Ltd.............................................  8,270,567  11,723,375
#   Citychamp Watch & Jewellery Group, Ltd.................  8,458,000   1,799,973
    Clear Media, Ltd.......................................    279,000     168,220
    CNOOC, Ltd............................................. 27,440,000  45,971,538
    CNOOC, Ltd., Sponsored ADR.............................    227,842  38,277,456
*   Coastal Greenland, Ltd.................................  5,328,000     183,638
#   Cogobuy Group..........................................  2,627,000   1,086,775
    Colour Life Services Group Co., Ltd....................  3,032,000   3,132,403
#*  Comba Telecom Systems Holdings, Ltd.................... 10,262,210   1,430,899
*   Comtec Solar Systems Group, Ltd........................    852,000       9,874
    Concord New Energy Group, Ltd.......................... 34,005,909   1,537,517
    Consun Pharmaceutical Group, Ltd.......................  3,263,000   2,486,060
#*  Coolpad Group, Ltd..................................... 26,384,000     113,451
*   COSCO SHIPPING Development Co., Ltd., Class H..........  9,063,300   1,446,505
    COSCO SHIPPING Energy Transportation Co., Ltd., Class H  8,680,000   3,777,734
#*  COSCO SHIPPING Holdings Co., Ltd., Class H.............  9,590,000   4,018,977

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
CHINA -- (Continued)
    COSCO SHIPPING International Hong Kong Co., Ltd......  2,624,000 $   983,103
    COSCO SHIPPING Ports, Ltd............................  9,709,253   9,131,465
*   Coslight Technology International Group Co., Ltd.....  1,060,000     385,255
#   Cosmo Lady China Holdings Co., Ltd...................  3,356,000   1,678,614
    Country Garden Holdings Co., Ltd..................... 24,522,660  38,215,590
*   Country Garden Services Holdings Co., Ltd............  3,294,673   5,381,251
    CP Pokphand Co., Ltd................................. 26,105,658   2,499,292
#   CPMC Holdings, Ltd...................................  1,862,000     836,102
#   CRCC High-Tech Equipment Corp., Ltd., Class H........  1,595,500     377,872
    CRRC Corp., Ltd., Class H............................  6,316,324   5,554,421
#*  CSMall Group, Ltd....................................  1,001,266     190,766
    CSPC Pharmaceutical Group, Ltd....................... 17,084,000  44,786,945
#*  CSSC Offshore and Marine Engineering Group Co.,
      Ltd., Class H......................................     58,000      60,125
#   CT Environmental Group, Ltd.......................... 16,416,000   2,052,165
#*  Ctrip.com International, Ltd., ADR...................    514,159  21,157,643
#*  CWT International, Ltd............................... 23,990,000     681,447
*   Da Ming International Holdings, Ltd..................    112,000      35,788
*   DaChan Food Asia, Ltd................................  1,513,087      92,576
    Dah Chong Hong Holdings, Ltd.........................  5,571,000   2,649,140
    Dali Foods Group Co., Ltd............................  7,369,500   6,178,763
    Dalian Port PDA Co., Ltd., Class H...................  7,905,399   1,129,387
#*  Daphne International Holdings, Ltd...................  6,388,000     285,439
*   Datang International Power Generation Co., Ltd.,
      Class H............................................ 10,354,000   3,000,087
#   Dawnrays Pharmaceutical Holdings, Ltd................  2,325,491   1,329,069
#*  DBA Telecommunication Asia Holdings, Ltd.............  1,020,000       8,525
#*  Differ Group Holding Co., Ltd........................  5,880,000     448,054
#*  Digital China Holdings, Ltd..........................  6,027,000   3,136,542
*   Dongfang Electric Corp., Ltd., Class H...............  1,425,400     890,933
    Dongfeng Motor Group Co., Ltd., Class H.............. 10,862,000  10,920,876
#   Dongjiang Environmental Co., Ltd., Class H...........  1,100,795   1,648,749
    Dongyue Group, Ltd...................................  8,003,000   6,563,175
#*  Dynagreen Environmental Protection Group Co., Ltd.,
      Class H............................................  2,577,000   1,162,032
#*  Dynasty Fine Wines Group, Ltd........................  1,708,000      58,754
    E-Commodities Holdings, Ltd..........................  3,864,000     251,573
#*  eHi Car Services, Ltd., Sponsored ADR................     25,972     334,260
    Embry Holdings, Ltd..................................    509,000     169,175
    ENN Energy Holdings, Ltd.............................  2,574,000  26,171,691
    Essex Bio-technology, Ltd............................    628,000     511,694
    EVA Precision Industrial Holdings, Ltd...............  5,064,516     555,510
#   Everbright Securities Co., Ltd., Class H.............    281,400     314,899
*   EverChina International Holdings Co., Ltd............ 17,352,500     345,069
    Evergreen International Holdings, Ltd................    744,000      48,447
#*  Fang Holdings, Ltd., ADR.............................     69,777     226,077
#   Fantasia Holdings Group Co., Ltd..................... 13,466,519   2,117,329
    Far East Horizon, Ltd................................  6,462,000   6,222,803
*   Feiyu Technology International Co., Ltd..............  1,311,000      97,173
#*  First Tractor Co., Ltd., Class H.....................  1,904,000     630,621
*   Forgame Holdings, Ltd................................    181,000     183,126
    Fosun International, Ltd.............................  5,006,120   9,178,531
    Fu Shou Yuan International Group, Ltd................  7,135,000   6,581,817
#   Fufeng Group, Ltd.................................... 10,343,800   4,777,821
#*  Fuguiniao Co., Ltd., Class H.........................    782,600      72,536
#   Fullshare Holdings, Ltd.............................. 17,172,517   7,579,720
#   Future Land Development Holdings, Ltd................ 14,000,000  12,629,143
    Fuyao Glass Industry Group Co., Ltd., Class H........  1,922,000   6,972,310
*   GCL New Energy Holdings, Ltd.........................  3,340,000     147,401
*   GCL-Poly Energy Holdings, Ltd........................ 91,495,320   8,067,285
    Geely Automobile Holdings, Ltd....................... 22,910,000  52,543,148
    Gemdale Properties & Investment Corp., Ltd...........  6,304,000     652,410

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES     VALUE>>
                                                            ---------- -----------
CHINA -- (Continued)
    Genscript Biotech Corp.................................  2,440,000 $ 5,989,498
    GF Securities Co., Ltd., Class H.......................  1,345,400   1,888,230
*   Glorious Property Holdings, Ltd........................ 17,149,712     984,377
#   Golden Eagle Retail Group, Ltd.........................  2,993,000   3,580,523
    Golden Meditech Holdings, Ltd..........................     68,000       7,710
    Golden Throat Holdings Group Co., Ltd..................    931,500     155,637
    Goldlion Holdings, Ltd.................................    881,866     365,433
    Goldpac Group, Ltd.....................................  1,488,000     381,570
#*  GOME Retail Holdings, Ltd.............................. 74,038,660   7,857,047
    Good Friend International Holdings, Inc................    487,333     104,271
#   Grand Baoxin Auto Group, Ltd...........................  2,488,864     777,200
#   Great Wall Motor Co., Ltd., Class H.................... 11,866,750   8,553,914
    Greatview Aseptic Packaging Co., Ltd...................  5,742,000   3,715,895
    Greenland Hong Kong Holdings, Ltd......................  6,367,275   2,321,997
#   Greentown China Holdings, Ltd..........................  4,493,500   5,303,044
    Greentown Service Group Co., Ltd.......................  3,256,000   3,217,326
    Guangdong Investment, Ltd..............................  9,950,000  17,153,920
*   Guangdong Land Holdings, Ltd...........................  3,385,361     860,543
    Guangdong Yueyun Transportation Co., Ltd., Class H.....  1,479,000     837,755
    Guangshen Railway Co., Ltd., Sponsored ADR.............     68,574   1,765,781
    Guangshen Railway Co., Ltd., Class H...................  2,438,000   1,251,117
    Guangzhou Automobile Group Co., Ltd., Class H..........  4,239,690   3,990,814
    Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd., Class H........................................    610,000   2,599,170
    Guangzhou R&F Properties Co., Ltd., Class H............  8,256,332  14,864,595
*   Guodian Technology & Environment Group Corp., Ltd.,
      Class H..............................................  3,279,000     181,909
#*  Guolian Securities Co., Ltd., Class H..................    271,500      83,406
    Guorui Properties, Ltd.................................  1,333,000     404,655
*   Haichang Ocean Park Holdings, Ltd......................  2,277,000     566,244
    Haier Electronics Group Co., Ltd.......................  4,827,000  14,116,745
#*  Hailiang Education Group, Inc., ADR....................     15,965   1,263,630
    Haitian International Holdings, Ltd....................  3,956,000   9,300,726
    Haitong Securities Co., Ltd., Class H..................  7,057,200   7,142,561
*   Hanergy Thin Film Power Group, Ltd..................... 37,310,000     184,457
    Harbin Bank Co., Ltd., Class H.........................    663,000     146,274
#   Harbin Electric Co., Ltd., Class H.....................  4,702,587   1,437,020
#*  Harmonicare Medical Holdings, Ltd......................    898,000     263,574
#   HC Group, Inc..........................................  1,230,000     690,955
#*  Health and Happiness H&H International Holdings, Ltd...  1,909,500  14,172,589
    Henderson Investment, Ltd..............................    660,000      54,671
    Hengan International Group Co., Ltd....................  3,543,622  31,566,406
    Hengdeli Holdings, Ltd................................. 15,380,800     686,690
*   Hi Sun Technology China, Ltd...........................  5,577,000     713,524
    Hilong Holding, Ltd....................................  4,871,000     650,670
#   Hisense Kelon Electrical Holdings Co., Ltd., Class H...  1,170,000   1,068,057
    HKC Holdings, Ltd......................................  1,032,088     899,044
    HNA Infrastructure Co., Ltd., Class H..................    716,000     666,114
*   Honghua Group, Ltd..................................... 13,508,000   1,049,637
    Honworld Group, Ltd....................................    531,500     255,725
    Hopefluent Group Holdings, Ltd.........................  1,139,973     444,652
#   Hopson Development Holdings, Ltd.......................  4,594,000   3,868,638
#   HOSA International, Ltd................................  2,198,000      88,341
#*  Hua Han Health Industry Holdings, Ltd.................. 22,424,041     283,977
#   Hua Hong Semiconductor, Ltd............................  1,396,000   4,919,829
    Huadian Fuxin Energy Corp., Ltd., Class H.............. 13,162,000   3,122,493
#   Huadian Power International Corp., Ltd., Class H.......  6,720,000   3,158,144
#   Huaneng Power International, Inc., Sponsored ADR.......    105,617   3,170,622
    Huaneng Power International, Inc., Class H.............  5,658,000   4,262,642
    Huaneng Renewables Corp., Ltd., Class H................ 32,780,000  12,197,164
*   Huatai Securities Co., Ltd., Class H...................  2,286,000   3,610,087

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES      VALUE>>
                                                            ----------- ------------
CHINA -- (Continued)
    Huaxi Holdings Co., Ltd................................      60,000 $     15,841
#   Huazhang Technology Holding, Ltd.......................     174,000       77,442
    Huazhong In-Vehicle Holdings Co., Ltd..................     484,000       89,586
#   Huazhu Group, Ltd., ADR................................     422,192   16,891,902
    Huishang Bank Corp., Ltd., Class H.....................   2,611,400    1,130,938
*   Hydoo International Holding, Ltd.......................     304,000       15,297
#   IMAX China Holding, Inc................................   1,164,900    3,406,278
    Industrial & Commercial Bank of China, Ltd., Class H... 178,816,725  132,890,098
    Inner Mongolia Yitai Coal Co., Ltd., Class H...........      55,700       57,262
*   JD.com, Inc., ADR......................................     404,138   14,492,389
#   Jiangnan Group, Ltd....................................   9,582,000      549,988
    Jiangsu Expressway Co., Ltd., Class H..................   4,124,000    5,016,548
#   Jiangxi Copper Co., Ltd., Class H......................   4,831,000    6,111,976
#   Jiayuan International Group, Ltd.......................   1,443,869    2,806,519
#*  Jinchuan Group International Resources Co., Ltd........   5,009,000      781,005
    Jingrui Holdings, Ltd..................................     228,000       92,997
#*  JinkoSolar Holding Co., Ltd., ADR......................     171,572    2,379,704
    JNBY Design, Ltd.......................................     661,000    1,561,851
    Joy City Property, Ltd.................................   7,916,000      980,206
    Ju Teng International Holdings, Ltd....................   5,954,090    1,068,863
#   Jutal Offshore Oil Services, Ltd.......................      52,000       10,719
    K Wah International Holdings, Ltd......................   3,411,064    1,977,043
*   Kai Yuan Holdings, Ltd.................................  16,790,000      131,072
    Kaisa Group Holdings, Ltd..............................  13,952,684    5,656,998
    Kangda International Environmental Co., Ltd............   2,899,000      428,577
*   Kasen International Holdings, Ltd......................   3,492,000    1,514,381
    Kingboard Holdings, Ltd................................   4,804,666   16,813,538
    Kingboard Laminates Holdings, Ltd......................   6,977,484    8,373,749
    Kingdee International Software Group Co., Ltd..........   4,985,600    5,541,286
    Kingsoft Corp., Ltd....................................   2,606,000    6,338,875
*   Kong Sun Holdings, Ltd.................................     575,000       11,728
    Koradior Holdings, Ltd.................................     702,000      888,102
#*  KuangChi Science, Ltd..................................   3,319,000      377,115
    Kunlun Energy Co., Ltd.................................  19,704,000   17,045,378
    KWG Property Holding, Ltd..............................   7,032,144    8,041,108
    KWG Property Holding, Ltd..............................     263,500      301,307
*   Labixiaoxin Snacks Group, Ltd..........................   1,901,000      145,573
    Lai Fung Holdings, Ltd.................................     540,033      754,630
    Le Saunda Holdings, Ltd................................   1,385,800      204,656
    Lee & Man Chemical Co., Ltd............................     821,339      659,873
    Lee & Man Paper Manufacturing, Ltd.....................   9,801,200    9,550,078
#   Lee's Pharmaceutical Holdings, Ltd.....................   1,254,500    1,345,051
    Legend Holdings Corp., Class H.........................     210,500      629,082
#   Lenovo Group, Ltd......................................  41,860,000   23,279,286
*   Leoch International Technology, Ltd....................   2,600,000      268,900
#*  Leyou Technologies Holdings, Ltd.......................  11,370,000    4,715,639
*   Li Ning Co., Ltd.......................................   5,243,583    5,720,268
*   Lianhua Supermarket Holdings Co., Ltd., Class H........   2,394,200      648,510
*   Lifestyle China Group, Ltd.............................     332,500      135,215
#*  Lifetech Scientific Corp...............................   8,484,000    2,397,604
#*  Link Motion, Inc., Sponsored ADR.......................     206,737      212,939
*   Lisi Group Holdings, Ltd...............................     244,000       29,239
    Livzon Pharmaceutical Group, Inc., Class H.............     390,598    1,840,351
    LK Technology Holdings, Ltd............................     515,000       75,376
    Logan Property Holdings Co., Ltd.......................   9,208,000   11,598,171
    Longfor Group Holdings, Ltd............................   6,955,000   19,621,812
#*  LongiTech Smart Energy Holding, Ltd....................     439,500      103,180
    Lonking Holdings, Ltd..................................   9,859,000    4,530,617
    Luye Pharma Group, Ltd.................................   3,593,000    3,499,719

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES     VALUE>>
                                                            ---------- ------------
CHINA -- (Continued)
    LVGEM China Real Estate Investment Co., Ltd............    348,000 $    124,518
*   Maanshan Iron & Steel Co., Ltd., Class H............... 12,300,000    6,590,522
    Maoye International Holdings, Ltd......................  7,164,000      676,535
    Metallurgical Corp. of China, Ltd., Class H............  5,209,000    1,528,595
*   MIE Holdings Corp......................................  5,828,000      185,380
    Min Xin Holdings, Ltd..................................    720,000      473,466
#*  Mingfa Group International Co., Ltd....................  4,986,000       35,764
*   Mingyuan Medicare Development Co., Ltd.................  4,480,000       24,600
#   Minmetals Land, Ltd....................................  8,667,644    1,471,395
    Minth Group, Ltd.......................................  4,251,000   16,039,893
*   MMG, Ltd............................................... 18,453,999   11,321,841
    MOBI Development Co., Ltd..............................    123,000       13,336
*   Mobile Internet China Holding, Ltd.....................  1,560,000       63,857
    Modern Land China Co., Ltd.............................  1,548,000      266,668
*   Momo, Inc., Sponsored ADR..............................    524,967   21,534,146
#*  Munsun Capital Group, Ltd..............................  2,037,684       75,435
#   Nan Hai Corp., Ltd..................................... 34,150,000      789,252
    Nanjing Panda Electronics Co., Ltd., Class H...........     64,000       22,397
#*  National Agricultural Holdings, Ltd....................  1,450,000       41,215
*   Nature Home Holding Co., Ltd...........................    654,000      135,163
#   NetEase, Inc., ADR.....................................    269,686   69,578,988
#   New Century Healthcare Holding Co., Ltd................     58,000       59,825
    New China Life Insurance Co., Ltd., Class H............  1,092,700    5,044,568
    New Oriental Education & Technology Group, Inc.,
      Sponsored ADR........................................    184,891   15,908,022
#*  New Provenance Everlasting Holdings, Ltd...............  2,660,000       11,867
*   New World Department Store China, Ltd..................  2,929,538      672,441
    Nexteer Automotive Group, Ltd..........................  6,663,000    9,507,499
    Nine Dragons Paper Holdings, Ltd....................... 10,435,000   12,942,885
#*  Noah Holdings, Ltd., ADR...............................     95,564    4,879,498
#*  North Mining Shares Co., Ltd........................... 35,020,000      205,077
#   NVC Lighting Holdings, Ltd.............................  7,884,000      684,056
#*  O-Net Technologies Group, Ltd..........................  1,839,000    1,105,766
#*  Ourgame International Holdings, Ltd....................  1,323,000      130,068
    Overseas Chinese Town Asia Holdings, Ltd...............    953,817      419,525
#*  Ozner Water International Holding, Ltd.................  1,714,000      423,652
#   Pacific Online, Ltd....................................  2,443,195      348,641
*   Panda Green Energy Group, Ltd..........................  1,812,000       93,595
*   Parkson Retail Group, Ltd..............................  7,452,500      944,222
#   PAX Global Technology, Ltd.............................  5,653,000    2,720,202
    People's Insurance Co. Group of China, Ltd. (The),
      Class H.............................................. 16,403,000    7,344,138
    PetroChina Co., Ltd., ADR..............................    217,878   16,528,225
    PetroChina Co., Ltd., Class H.......................... 37,718,000   28,723,975
    Phoenix Media Investment Holdings, Ltd.................  5,334,000      455,485
*   Phoenix New Media, Ltd., ADR...........................     27,329      113,142
    PICC Property & Casualty Co., Ltd., Class H............ 13,021,398   14,713,356
    Ping An Insurance Group Co. of China, Ltd., Class H.... 17,734,000  165,090,753
    Poly Culture Group Corp., Ltd., Class H................    535,700      778,599
    Poly Property Group Co., Ltd........................... 13,062,068    5,224,491
#   Pou Sheng International Holdings, Ltd..................  9,288,609    1,832,134
    Powerlong Real Estate Holdings, Ltd....................  8,553,715    4,455,400
*   Prosperity International Holdings HK, Ltd.............. 13,780,000      107,023
*   PW Medtech Group, Ltd..................................  4,181,000      884,963
#   Q Technology Group Co., Ltd............................  2,704,000    1,954,574
#*  Qingdao Port International Co., Ltd., Class H..........  1,955,000    1,425,917
    Qingling Motors Co., Ltd., Class H.....................  3,580,000    1,028,212
#   Qinhuangdao Port Co., Ltd., Class H....................  1,868,000      455,417
#*  Qinqin Foodstuffs Group Cayman Co., Ltd................    328,724       96,041
    Qunxing Paper Holdings Co., Ltd........................    854,211       41,138
*   Real Gold Mining, Ltd..................................    640,000       21,445

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES      VALUE>>
                                                                 ----------- -----------
CHINA -- (Continued)
#   Red Star Macalline Group Corp., Ltd., Class H...............   1,039,104 $ 1,226,591
#   Redco Group.................................................   4,858,000   3,134,136
#*  Renhe Commercial Holdings Co., Ltd.......................... 107,252,615   2,119,759
#   Renren, Inc., ADR...........................................       2,700       5,508
*   REXLot Holdings, Ltd........................................ 107,165,586     287,634
    Road King Infrastructure, Ltd...............................   2,175,000   4,137,365
#*  Ronshine China Holdings, Ltd................................   1,366,000   1,668,588
    Sany Heavy Equipment International Holdings Co., Ltd........   6,259,500   2,248,066
*   Scud Group, Ltd.............................................   1,110,000      27,577
#   Seaspan Corp................................................     366,007   3,140,340
*   Semiconductor Manufacturing International Corp..............  15,392,695  18,666,967
#*  Semiconductor Manufacturing International Corp., ADR........     173,964   1,062,920
#   Shandong Chenming Paper Holdings, Ltd., Class H.............   2,658,033   2,257,272
    Shandong Weigao Group Medical Polymer Co., Ltd., Class H....   7,884,000   6,033,906
    Shandong Xinhua Pharmaceutical Co., Ltd., Class H...........   1,071,200     657,287
#*  Shanghai Dasheng Agricultural Finance Technology Co., Ltd.,
      Class H...................................................  20,056,000     186,743
#*  Shanghai Electric Group Co., Ltd., Class H..................   7,654,000   2,568,098
#   Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H......     653,500   3,126,100
*   Shanghai Fudan Microelectronics Group Co., Ltd., Class H....     452,000     483,847
    Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd.,
      Class H...................................................   1,536,000     706,782
    Shanghai Haohai Biological Technology Co., Ltd., Class H....      51,000     354,418
    Shanghai Industrial Holdings, Ltd...........................   3,376,000   7,881,020
    Shanghai Industrial Urban Development Group, Ltd............  12,163,025   2,205,065
    Shanghai Jin Jiang International Hotels Group Co., Ltd.,
      Class H...................................................   9,648,000   3,477,431
    Shanghai La Chapelle Fashion Co., Ltd., Class H.............     143,200     147,572
    Shanghai Pharmaceuticals Holding Co., Ltd., Class H.........   2,571,700   6,828,320
*   Shanghai Prime Machinery Co., Ltd., Class H.................   4,974,000     748,060
*   Shanghai Zendai Property, Ltd...............................   9,265,000     207,834
    Sheen Tai Holdings Grp Co., Ltd.............................   1,060,000      25,853
#   Shengjing Bank Co., Ltd., Class H...........................     528,000     319,398
*   Shengli Oil & Gas Pipe Holdings, Ltd........................   6,090,000     166,219
    Shenguan Holdings Group, Ltd................................   6,774,000     375,395
    Shenzhen Expressway Co., Ltd., Class H......................   3,724,000   3,373,034
    Shenzhen International Holdings, Ltd........................   6,176,512  11,407,911
#   Shenzhen Investment, Ltd....................................  21,741,942   7,845,938
    Shenzhou International Group Holdings, Ltd..................   2,158,000  26,500,995
    Shimao Property Holdings, Ltd...............................   9,967,183  28,346,997
*   Shougang Concord International Enterprises Co., Ltd.........  53,470,200   1,398,350
    Shougang Fushan Resources Group, Ltd........................  17,100,461   4,135,581
    Shui On Land, Ltd...........................................  29,316,776   6,854,662
#*  Shunfeng International Clean Energy, Ltd....................  11,502,000     484,145
#   Sichuan Expressway Co., Ltd., Class H.......................   4,852,000   1,553,022
    Sihuan Pharmaceutical Holdings Group, Ltd...................  24,270,000   5,237,117
*   Silver Grant International Industries, Ltd..................   5,844,000   1,074,661
    SIM Technology Group, Ltd...................................   5,367,000     212,100
    Sino Biopharmaceutical, Ltd.................................  28,208,997  38,635,657
    Sino Harbour Holdings Group, Ltd............................     184,000       6,098
#*  Sinofert Holdings, Ltd......................................  15,016,673   1,858,688
    Sino-I Technology, Ltd......................................   5,320,000      44,131
#*  Sinolink Worldwide Holdings, Ltd............................  10,577,492   1,066,866
#   SinoMedia Holding, Ltd......................................   1,167,258     298,153
    Sino-Ocean Group Holding, Ltd...............................  20,387,462  11,531,469
    Sinopec Engineering Group Co., Ltd., Class H................   4,596,000   4,682,356
    Sinopec Kantons Holdings, Ltd...............................   6,498,000   2,878,837
    Sinopec Shanghai Petrochemical Co., Ltd., Sponsored ADR.....      31,247   1,916,660
    Sinopec Shanghai Petrochemical Co., Ltd., Class H...........  16,637,000  10,003,583
    Sinopharm Group Co., Ltd., Class H..........................   5,808,400  24,585,535
#   Sinosoft Technology Group, Ltd..............................   5,071,400   1,715,007
#   Sinotrans Shipping, Ltd.....................................   9,807,000   2,564,609

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES     VALUE>>
                                                            ---------- ------------
CHINA -- (Continued)
    Sinotrans, Ltd., Class H............................... 12,850,000 $  5,958,480
#   Sinotruk Hong Kong, Ltd................................  4,171,000    5,899,096
    Skyfame Realty Holdings, Ltd...........................  5,462,000    3,680,542
    Skyworth Digital Holdings, Ltd......................... 14,102,811    5,524,053
#   SMI Holdings Group, Ltd................................  4,748,799    1,466,280
    SOHO China, Ltd........................................ 15,502,339    7,301,210
#*  Sohu.com, Ltd., ADR....................................    110,251    2,778,325
#*  Sparkle Roll Group, Ltd................................  7,520,000      297,604
    Springland International Holdings, Ltd.................  2,632,000      594,077
*   SPT Energy Group, Inc..................................  3,130,000      283,320
*   SRE Group, Ltd......................................... 18,349,714      379,513
    SSY Group, Ltd......................................... 15,404,506   14,724,172
#*  Starrise Media Holdings, Ltd...........................    510,000       78,236
    Suchuang Gas Corp., Ltd................................    302,000      107,103
    Summi Group Holdings, Ltd..............................  3,252,000      273,595
    Sun Art Retail Group, Ltd.............................. 11,848,000   15,145,675
#   Sun King Power Electronics Group.......................  2,274,000      399,961
    Sunac China Holdings, Ltd..............................  6,135,000   20,060,389
    Sunny Optical Technology Group Co., Ltd................  3,119,000   51,733,612
*   Sunshine 100 China Holdings, Ltd.......................    182,000       89,780
*   Superb Summit International Group, Ltd.................     95,000       17,671
#   Symphony Holdings, Ltd.................................  5,650,000      807,121
*   TAL Education Group, ADR...............................    667,337   21,348,111
#   Tarena International, Inc., ADR........................     93,520      830,458
#*  Taung Gold International, Ltd.......................... 23,960,000      116,087
    TCL Electronics Holdings, Ltd..........................  3,706,932    1,807,498
*   Tech Pro Technology Development, Ltd................... 37,652,000      122,324
#*  Technovator International, Ltd.........................  2,848,000      697,438
    Ten Pao Group Holdings, Ltd............................     60,000        6,055
    Tencent Holdings, Ltd.................................. 10,436,500  475,010,676
    Tenfu Cayman Holdings Co., Ltd.........................    101,000       63,482
#   Tenwow International Holdings, Ltd.....................  2,865,000      142,145
*   Tesson Holdings, Ltd...................................     87,000       10,630
    Texhong Textile Group, Ltd.............................  2,225,500    3,630,717
#   Tian An China Investment Co., Ltd......................  1,138,357      647,393
    Tian Ge Interactive Holdings, Ltd......................    685,000      476,328
#   Tian Shan Development Holding, Ltd.....................  1,392,000      425,838
#   Tiangong International Co., Ltd........................    396,000       80,390
#*  Tianjin Capital Environmental Protection Group Co.,
      Ltd., Class H........................................  1,258,000      566,564
    Tianjin Development Holdings, Ltd......................  2,625,800    1,050,868
    Tianjin Port Development Holdings, Ltd................. 13,391,200    1,639,994
    Tianneng Power International, Ltd......................  6,583,952    9,077,735
    Tianyun International Holdings, Ltd....................  1,366,000      202,049
*   Tibet Water Resources, Ltd.............................  6,375,000    2,479,083
    Tingyi Cayman Islands Holding Corp..................... 10,016,000   23,158,216
    Tomson Group, Ltd......................................  1,883,780      672,725
    Tong Ren Tang Technologies Co., Ltd., Class H..........  3,374,000    4,981,705
#   Tongda Group Holdings, Ltd............................. 23,960,000    4,832,740
    Tonly Electronics Holdings, Ltd........................    432,080      419,518
#   Top Spring International Holdings, Ltd.................    355,500      119,340
#*  Tou Rong Chang Fu Group, Ltd...........................  5,680,000       85,391
    Towngas China Co., Ltd.................................  5,922,728    5,888,411
    TPV Technology, Ltd....................................  5,768,578      588,778
    TravelSky Technology, Ltd., Class H....................  3,361,938    9,583,325
    Trigiant Group, Ltd....................................  4,146,000      634,906
*   Trony Solar Holdings Co., Ltd..........................  2,133,000       32,067
#   Truly International Holdings, Ltd......................  9,951,000    1,525,248
#   Tsaker Chemical Group, Ltd.............................    197,500      130,968
    Tsingtao Brewery Co., Ltd., Class H....................    810,000    4,337,577

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
CHINA -- (Continued)
#*  Tuniu Corp., Sponsored ADR...........................     27,843 $   208,823
    Uni-President China Holdings, Ltd....................  6,032,308   6,985,078
#   United Energy Group, Ltd............................. 28,509,100   4,109,134
#   Universal Medical Financial & Technical Advisory
      Services Co., Ltd..................................  3,109,000   2,520,743
#*  V1 Group, Ltd........................................ 14,948,600     914,165
    Vinda International Holdings, Ltd....................    299,000     544,990
*   Vipshop Holdings, Ltd., ADR..........................  1,781,352  17,190,047
    Wanguo International Mining Group, Ltd...............    284,000      63,367
#   Want Want China Holdings, Ltd........................ 27,604,000  22,877,342
    Wasion Holdings, Ltd.................................  3,640,000   1,947,978
#*  Weibo Corp., Sponsored ADR...........................    100,186   8,290,392
    Weichai Power Co., Ltd., Class H..................... 10,122,120  12,383,748
    Weiqiao Textile Co., Class H.........................  2,896,000   1,223,551
    West China Cement, Ltd............................... 16,948,000   2,985,718
    Wisdom Sports Group..................................    860,000      79,171
#   Xiabuxiabu Catering Management China Holdings Co.,
      Ltd................................................  1,867,500   4,040,187
#   Xiamen International Port Co., Ltd., Class H.........  7,087,338   1,094,009
*   Xinchen China Power Holdings, Ltd....................  2,442,000     249,921
    Xingda International Holdings, Ltd...................  6,952,831   2,209,242
    Xingfa Aluminium Holdings, Ltd.......................    348,000     266,957
    Xinhua Winshare Publishing and Media Co., Ltd.,
      Class H............................................  1,874,000   1,262,255
    Xinjiang Goldwind Science & Technology Co., Ltd.,
      Class H............................................  2,754,440   3,518,668
*   Xinjiang Xinxin Mining Industry Co., Ltd., Class H...  4,520,000     600,496
*   Xinming China Holdings, Ltd..........................     70,000       9,491
#   Xinyi Solar Holdings, Ltd............................ 23,236,000   6,931,102
    Xinyuan Real Estate Co., Ltd., ADR...................      2,900      13,630
    Xtep International Holdings, Ltd.....................  4,798,000   3,017,003
*   Xunlei, Ltd., ADR....................................      9,872     104,051
#   Yadea Group Holdings, Ltd............................  1,230,000     476,441
*   Yanchang Petroleum International, Ltd................ 21,950,000     271,075
*   Yangtze Optical Fibre and Cable Joint Stock, Ltd.
      Co., Class H.......................................  1,150,500   4,456,073
    Yanzhou Coal Mining Co., Ltd., Class H............... 10,184,000  12,721,889
#*  Yashili International Holdings, Ltd..................  2,933,000     590,099
    YiChang HEC ChangJiang Pharmaceutical Co., Ltd.,
      Class H............................................    388,800   1,897,011
    Yida China Holdings, Ltd.............................    612,000     206,392
#   Yihai International Holding, Ltd.....................    891,000   2,024,170
    Yip's Chemical Holdings, Ltd.........................  1,348,000     472,933
#   Yirendai, Ltd., ADR..................................    146,597   2,631,416
#*  Youyuan International Holdings, Ltd..................  2,943,760   1,170,452
*   Yuanda China Holdings, Ltd...........................  4,574,000      57,219
    Yuexiu Property Co., Ltd............................. 46,663,784   8,875,361
#   Yuexiu Transport Infrastructure, Ltd.................  3,641,415   2,643,252
    Yum China Holdings, Inc..............................    889,146  32,080,388
#   Yunnan Water Investment Co., Ltd., Class H...........    932,000     335,129
    Yuzhou Properties Co., Ltd........................... 14,439,800   8,181,468
*   YY, Inc., ADR........................................    234,581  21,869,987
#   Zhaojin Mining Industry Co., Ltd., Class H...........  4,937,666   3,986,763
    Zhejiang Expressway Co., Ltd., Class H...............  6,226,000   5,288,108
    Zhengzhou Coal Mining Machinery Group Co., Ltd.,
      Class H............................................  1,200,600     543,350
#*  Zhong An Real Estate, Ltd............................ 11,803,888     617,719
#   Zhongsheng Group Holdings, Ltd.......................  4,855,500  11,077,657
#   Zhongyu Gas Holdings, Ltd............................  1,342,000   1,517,307
#   Zhou Hei Ya International Holdings Co., Ltd..........  1,512,500   1,107,672
*   Zhuguang Holdings Group Co., Ltd.....................    556,000      99,268
    Zhuhai Holdings Investment Group, Ltd................  1,056,000     119,877
    Zhuzhou CRRC Times Electric Co., Ltd., Class H.......  1,578,250   9,481,150
    Zijin Mining Group Co., Ltd., Class H................ 27,372,000  10,147,920
#   Zoomlion Heavy Industry Science and Technology Co.,
      Ltd., Class H......................................  6,104,400   2,464,551
*   ZTE Corp., Class H...................................  1,060,192   1,818,135

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES      VALUE>>
                                                            ---------- --------------
CHINA -- (Continued)
#   ZTO Express Cayman, Inc., ADR..........................    119,994 $    2,379,481
                                                                       --------------
TOTAL CHINA................................................             4,766,040,961
                                                                       --------------
COLOMBIA -- (0.4%)
    Almacenes Exito SA.....................................  1,650,005      9,270,396
    Banco de Bogota SA.....................................     87,514      2,073,935
    Bancolombia SA, Sponsored ADR..........................    421,596     19,355,472
    Bancolombia SA.........................................    826,909      9,572,176
    Bolsa de Valores de Colombia...........................     20,739         85,812
    Celsia SA ESP..........................................  1,110,887      1,725,612
    Cementos Argos SA......................................  1,460,305      4,647,918
*   CEMEX Latam Holdings SA................................  1,123,424      2,837,224
    Constructora Conconcreto SA............................     19,345          4,698
*   Corp. Financiera Colombiana SA.........................    270,625      2,224,546
#   Ecopetrol SA, Sponsored ADR............................    417,332      8,918,385
    Ecopetrol SA........................................... 21,604,701     22,946,352
*   Empresa de Telecomunicaciones de Bogota................  2,559,373        342,666
    Grupo Argos SA.........................................    243,812      1,636,379
    Grupo Aval Acciones y Valores SA, ADR..................    162,772      1,274,505
    Grupo de Inversiones Suramericana SA...................    504,140      6,296,300
    Grupo Energia Bogota SA ESP............................  4,000,486      2,781,864
    Grupo Nutresa SA.......................................    441,751      4,117,202
    Interconexion Electrica SA ESP.........................  2,462,177     12,095,801
    Mineros SA.............................................     17,511         14,479
                                                                       --------------
TOTAL COLOMBIA.............................................               112,221,722
                                                                       --------------
CZECH REPUBLIC -- (0.2%)
#   CEZ A.S................................................  1,082,714     28,433,108
    Komercni banka A.S.....................................    177,943      7,725,996
    Moneta Money Bank A.S..................................  1,195,093      4,099,316
    O2 Czech Republic A.S..................................    345,383      4,091,897
    Philip Morris CR A.S...................................      3,615      2,493,927
                                                                       --------------
TOTAL CZECH REPUBLIC.......................................                46,844,244
                                                                       --------------
EGYPT -- (0.1%)
#   Commercial International Bank Egypt S.A.E., GDR........  3,062,705     14,000,133
    Commercial International Bank Egypt S.A.E., GDR........    247,820      1,133,776
*   Egyptian Financial Group-Hermes Holding Co., GDR.......     56,514        110,767
*   Egyptian Financial Group-Hermes Holding Co., GDR.......     18,996         37,332
                                                                       --------------
TOTAL EGYPT................................................                15,282,008
                                                                       --------------
GREECE -- (0.2%)
    Aegean Airlines SA.....................................    191,529      1,824,472
*   Alpha Bank AE..........................................    187,531        409,435
    Athens Water Supply & Sewage Co. SA....................     93,921        636,497
*   Ellaktor SA............................................    139,123        282,960
*   Eurobank Ergasias SA...................................     23,073         23,911
*   FF Group...............................................    156,853      1,097,971
    Fourlis Holdings SA....................................    155,827      1,052,066
*   GEK Terna Holding Real Estate Construction SA..........    246,078      1,551,318
    Hellenic Exchanges - Athens Stock Exchange SA..........    391,706      2,146,203
    Hellenic Petroleum SA..................................    487,671      4,077,842
    Hellenic Telecommunications Organization SA............  1,054,511     13,703,968
*   Holding Co. ADMIE IPTO SA..............................    525,419      1,045,656
*   Intracom Holdings SA...................................    321,392        214,410
*   Intralot SA-Integrated Lottery Systems & Services......    726,755        587,381
    JUMBO SA...............................................    470,477      7,535,797

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES     VALUE>>
                                                            ---------- ------------
GREECE -- (Continued)
*   LAMDA Development SA...................................     40,956 $    296,122
*   Marfin Investment Group Holdings SA....................  4,779,275      567,600
    Motor Oil Hellas Corinth Refineries SA.................    275,658    5,856,897
    Mytilineos Holdings SA.................................    308,236    3,099,570
*   National Bank of Greece SA.............................    131,932       42,935
    OPAP SA................................................    705,709    7,879,190
*   Piraeus Bank SA........................................      3,555       11,226
    Piraeus Port Authority SA..............................     17,126      341,338
*   Public Power Corp. SA..................................    525,419    1,090,905
    Sarantis SA............................................     10,274       84,165
    Terna Energy SA........................................    163,037    1,071,386
    Titan Cement Co. SA....................................    244,035    5,920,261
                                                                       ------------
TOTAL GREECE...............................................              62,451,482
                                                                       ------------
HONG KONG -- (0.0%)
#*  Sino Oil And Gas Holdings, Ltd......................... 67,772,234      267,875
                                                                       ------------
HUNGARY -- (0.4%)
#   CIG Pannonia Life Insurance P.L.C., Class A............     64,493      100,912
    Magyar Telekom Telecommunications P.L.C................  4,256,279    6,135,934
    Magyar Telekom Telecommunications P.L.C., Sponsored
      ADR..................................................     36,206      270,097
    MOL Hungarian Oil & Gas P.L.C..........................  4,159,931   40,758,549
    OTP Bank P.L.C.........................................  1,211,510   45,569,896
    Richter Gedeon Nyrt....................................    530,386    9,585,374
                                                                       ------------
TOTAL HUNGARY..............................................             102,420,762
                                                                       ------------
INDIA -- (12.9%)
*   3M India, Ltd..........................................      8,720    2,967,979
*   5Paisa Capital, Ltd....................................     36,654      189,101
    8K Miles Software Services, Ltd........................     81,542      342,634
    Aarti Drugs, Ltd.......................................     14,375      117,441
    Aarti Industries.......................................    262,907    4,700,912
*   Aban Offshore, Ltd.....................................    350,910      563,062
    ABB India, Ltd.........................................    122,480    2,176,029
    Abbott India, Ltd......................................      9,321    1,040,581
    ACC, Ltd...............................................    270,666    6,066,500
    Accelya Kale Solutions, Ltd............................      3,197       50,434
    Action Construction Equipment, Ltd.....................    165,096      357,712
    Adani Enterprises, Ltd.................................  2,599,564    7,407,438
*   Adani Green Energy, Ltd................................  1,978,268    1,742,148
    Adani Ports & Special Economic Zone, Ltd...............  4,747,385   27,814,655
*   Adani Power, Ltd....................................... 11,143,027    5,081,330
*   Adani Transmissions, Ltd...............................  1,861,612    4,593,627
*   Aditya Birla Capital, Ltd..............................  1,825,246    3,906,606
*   Aditya Birla Fashion and Retail, Ltd...................  2,103,576    4,323,947
    Advanced Enzyme Technologies, Ltd......................     18,289       56,119
    Aegis Logistics, Ltd...................................    727,985    2,532,332
    Agro Tech Foods, Ltd...................................     51,860      487,423
*   Ahluwalia Contracts India, Ltd.........................     25,428      121,959
    AIA Engineering, Ltd...................................    224,584    5,406,786
*   Ajanta Pharma, Ltd.....................................    381,884    6,333,407
    Akzo Nobel India, Ltd..................................     89,612    2,426,757
    Alembic Pharmaceuticals, Ltd...........................    519,719    4,255,759
    Alembic, Ltd...........................................  1,003,056      604,731
    Alkem Laboratories, Ltd................................      6,683      206,818
    Alkyl Amines Chemicals.................................      6,717       62,185
*   Allahabad Bank.........................................  2,162,460    1,440,615
    Allcargo Logistics, Ltd................................    537,275      941,243

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EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
INDIA -- (Continued)
    Amara Raja Batteries, Ltd............................    633,280 $ 7,647,409
    Ambuja Cements, Ltd..................................  2,407,462   8,097,490
*   Amtek Auto, Ltd......................................    876,612     105,124
    Anant Raj, Ltd.......................................  1,367,366     880,786
*   Andhra Bank..........................................  2,362,929   1,212,661
    Andhra Sugars, Ltd. (The)............................      6,071      33,695
    Apar Industries, Ltd.................................    131,219   1,187,666
    APL Apollo Tubes, Ltd................................     55,127   1,312,997
    Apollo Hospitals Enterprise, Ltd.....................    436,559   6,077,559
    Apollo Tyres, Ltd....................................  3,772,588  16,187,148
    Aptech, Ltd..........................................     65,611     245,054
    Arvind, Ltd..........................................  1,705,961  10,481,942
    Asahi India Glass, Ltd...............................    384,529   1,882,037
    Ashapura Intimates Fashion Ltd.......................     98,188     663,024
    Ashiana Housing, Ltd.................................     94,060     184,103
    Ashok Leyland, Ltd................................... 11,336,900  18,634,455
    Ashoka Buildcon, Ltd.................................    634,986   1,368,892
    Asian Granito India, Ltd.............................     47,677     208,209
    Asian Paints, Ltd....................................  1,411,925  29,869,950
    Astra Microwave Products, Ltd........................     90,438     134,389
    Astral Polytechnik, Ltd..............................    181,891   2,981,219
*   AstraZeneca Pharma India, Ltd........................      4,481     100,364
    Atul, Ltd............................................    116,702   4,855,062
    Aurobindo Pharma, Ltd................................  2,432,389  20,987,955
    Automotive Axles, Ltd................................     47,165     843,529
    Avanti Feeds, Ltd....................................    216,087   1,528,515
*   Axis Bank, Ltd.......................................  4,363,304  34,960,739
    Bajaj Auto, Ltd......................................    430,139  16,988,231
    Bajaj Corp., Ltd.....................................    522,410   3,151,097
    Bajaj Electricals, Ltd...............................    336,882   3,008,907
    Bajaj Finance, Ltd...................................    673,807  26,639,281
    Bajaj Finserv, Ltd...................................    281,768  28,750,709
*   Bajaj Hindusthan Sugar, Ltd..........................  4,864,854     468,868
    Bajaj Holdings & Investment, Ltd.....................    191,612   8,124,930
    Balaji Amines, Ltd...................................     96,551     821,181
    Balaji Telefilms, Ltd................................    106,009     179,059
    Balkrishna Industries, Ltd...........................    667,382  11,750,206
*   Ballarpur Industries, Ltd............................  1,126,646     160,470
    Balmer Lawrie & Co., Ltd.............................    422,064   1,356,929
    Balrampur Chini Mills, Ltd...........................  1,807,835   1,922,638
    Banco Products India, Ltd............................     94,411     282,706
    Bank of Baroda.......................................  4,162,008   9,324,647
*   Bank of India........................................  1,724,097   2,377,848
*   Bank of Maharashtra..................................    665,140     128,804
    Bannari Amman Sugars, Ltd............................      3,050      63,745
    BASF India, Ltd......................................     54,296   1,534,202
    Bata India, Ltd......................................    262,044   3,478,898
    Bayer CropScience, Ltd...............................      2,183     141,687
    BEML, Ltd............................................    125,184   1,645,495
    Berger Paints India, Ltd.............................  1,813,628   8,356,331
*   BF Utilities, Ltd....................................    123,479     595,981
*   BGR Energy Systems, Ltd..............................    131,573     174,667
    Bhansali Engineering Polymers, Ltd...................    871,714   1,843,558
    Bharat Electronics, Ltd..............................  2,854,338   4,920,925
*   Bharat Financial Inclusion, Ltd......................    409,307   7,295,716
    Bharat Forge, Ltd....................................  1,843,886  17,323,737
    Bharat Heavy Electricals, Ltd........................  6,812,697   7,351,598
    Bharat Petroleum Corp., Ltd..........................  3,197,774  18,270,572
    Bharat Rasayan, Ltd..................................      3,074     340,554

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
INDIA -- (Continued)
    Bharti Airtel, Ltd................................... 9,369,333 $53,390,578
    Bharti Infratel, Ltd................................. 2,005,580   8,377,232
    Biocon, Ltd.......................................... 1,341,278  11,450,172
    Birla Corp., Ltd.....................................   139,458   1,588,404
    Bliss Gvs Pharma, Ltd................................   667,531   1,671,843
    BLS International Services, Ltd......................   150,665     388,540
    Blue Dart Express, Ltd...............................    37,968   2,044,777
    Blue Star, Ltd.......................................   284,452   2,793,985
    Bodal Chemicals, Ltd.................................   808,531   1,523,943
    Bombay Dyeing & Manufacturing Co., Ltd...............   580,664   2,209,305
*   Bombay Rayon Fashions, Ltd...........................    15,385       4,505
    Bosch, Ltd...........................................    18,415   5,075,499
    Brigade Enterprises, Ltd.............................   296,900     852,865
    Britannia Industries, Ltd............................   135,567  12,963,785
*   Cadila Healthcare, Ltd............................... 1,530,137   8,515,873
    Can Fin Homes, Ltd...................................   693,895   3,387,517
    Canara Bank.......................................... 1,095,726   4,566,804
    Capital First, Ltd...................................   264,211   2,106,773
    Caplin Point Laboratories, Ltd.......................   185,856   1,233,059
    Carborundum Universal, Ltd...........................   433,785   2,319,520
    Care Ratings, Ltd....................................   184,404   3,354,432
    Castrol India, Ltd................................... 1,967,871   5,012,347
    CCL Products India, Ltd..............................   648,126   2,508,543
    Ceat, Ltd............................................   301,617   6,101,888
    Century Plyboards India, Ltd.........................   995,050   3,648,229
    Century Textiles & Industries, Ltd...................   135,062   1,802,912
    Cera Sanitaryware, Ltd...............................    34,189   1,343,987
    CESC, Ltd............................................   669,478   9,267,441
*   CG Power and Industrial Solutions, Ltd............... 4,435,280   4,125,138
    Chambal Fertilizers & Chemicals, Ltd................. 2,094,433   4,474,080
    Chennai Petroleum Corp., Ltd.........................   523,508   2,430,141
    Chennai Super Kings Cricket, Ltd..................... 2,606,099      16,031
    Cholamandalam Investment and Finance Co., Ltd........   312,546   6,530,881
    Cipla, Ltd........................................... 1,636,802  15,280,696
    City Union Bank, Ltd................................. 1,731,618   4,366,737
    Clariant Chemicals India, Ltd........................    61,091     363,708
    Coal India, Ltd...................................... 2,230,650   8,522,306
*   Coffee Day Enterprises, Ltd..........................   163,780     637,461
    Colgate-Palmolive India, Ltd.........................   586,812   9,805,854
    Container Corp. Of India, Ltd........................   554,890   5,414,212
    Coromandel International, Ltd........................   961,338   6,010,975
*   Corp. Bank........................................... 1,572,115     639,973
    Cox & Kings, Ltd.....................................   948,898   3,000,710
    CRISIL, Ltd..........................................   101,047   2,653,648
    Crompton Greaves Consumer Electricals, Ltd........... 4,124,756  14,621,461
    Cummins India, Ltd...................................   328,292   3,230,372
    Cyient, Ltd..........................................   322,814   3,300,074
    Dabur India, Ltd..................................... 2,185,378  13,458,040
    Dalmia Bharat, Ltd...................................   173,477   6,730,338
*   DB Corp., Ltd........................................   271,110     929,314
*   DB Realty, Ltd....................................... 1,117,100     581,093
    DCB Bank, Ltd........................................ 2,294,379   5,501,445
    DCM Shriram, Ltd.....................................   365,699   1,764,400
    Deepak Fertilisers & Petrochemicals Corp., Ltd.......   347,969   1,405,754
    Deepak Nitrite, Ltd..................................   201,241     706,893
    Delta Corp., Ltd.....................................   849,325   3,172,427
*   DEN Networks, Ltd....................................   508,397     381,051
*   Dena Bank............................................ 1,695,759     400,235
    Dewan Housing Finance Corp., Ltd..................... 1,611,071  14,165,343

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
INDIA -- (Continued)
    DFM Foods, Ltd.......................................      2,712 $    43,607
    Dhampur Sugar Mills, Ltd.............................    275,484     342,205
    Dhanuka Agritech, Ltd................................     80,377     649,025
    Dilip Buildcon, Ltd..................................    217,602   2,577,248
*   Dish TV India, Ltd...................................  6,231,116   5,984,475
*   Dishman Carbogen Amcis, Ltd..........................    712,972   2,677,539
    Divi's Laboratories, Ltd.............................    686,967  11,522,282
    DLF, Ltd.............................................  3,372,604   9,668,446
    Dr Lal PathLabs, Ltd.................................     61,925     846,612
    Dr Reddy's Laboratories, Ltd., ADR...................    323,859  10,114,117
    Dr Reddy's Laboratories, Ltd.........................    322,934  10,072,666
*   Dredging Corp. of India, Ltd.........................     71,584     514,983
*   Dynamatic Technologies, Ltd..........................      7,283     177,002
    eClerx Services, Ltd.................................    180,187   3,402,586
    Edelweiss Financial Services, Ltd....................  3,203,773  14,575,258
    Eicher Motors, Ltd...................................     56,241  22,839,035
*   EID Parry India, Ltd.................................    706,714   2,364,080
    EIH Associated Hotels................................      1,507      10,018
    EIH, Ltd.............................................  1,008,012   2,488,897
    Electrosteel Castings, Ltd...........................  1,031,119     331,998
    Elgi Equipments, Ltd.................................    119,334     505,075
    Emami, Ltd...........................................    817,904   7,057,675
    Endurance Technologies, Ltd..........................     24,603     502,830
    Engineers India, Ltd.................................  1,700,894   3,380,154
    Entertainment Network India, Ltd.....................     47,731     501,313
*   Eris Lifesciences, Ltd...............................      6,563      68,046
*   Eros International Media, Ltd........................    372,826     643,075
    Escorts, Ltd.........................................    483,661   6,564,402
    Essel Propack, Ltd...................................  1,181,447   1,805,436
*   Eveready Industries India, Ltd.......................    428,596   1,498,655
*   Excel Crop Care, Ltd.................................      2,462     158,625
    Exide Industries, Ltd................................  2,282,788   9,358,829
    FDC, Ltd.............................................    433,488   1,518,584
    Federal Bank, Ltd.................................... 11,780,938  15,364,252
*   Federal-Mogul Goetze India, Ltd......................     49,416     318,964
    FIEM Industries, Ltd.................................     26,175     298,762
    Finolex Cables, Ltd..................................    576,079   5,201,214
    Finolex Industries, Ltd..............................    496,432   4,134,938
*   Firstsource Solutions, Ltd...........................  3,087,534   3,248,423
*   Fortis Healthcare, Ltd...............................  1,051,700   2,147,930
*   Future Consumer, Ltd.................................  1,035,703     723,472
    Future Enterprises, Ltd..............................  1,622,621     887,643
    Future Lifestyle Fashions, Ltd.......................     40,078     246,216
*   Future Retail, Ltd...................................    807,317   6,311,375
    Gabriel India, Ltd...................................    911,777   1,947,790
    GAIL India, Ltd......................................  2,865,894  15,713,649
    Garware Wall Ropes, Ltd..............................     54,430     924,261
    Gateway Distriparks, Ltd.............................    756,332   1,839,175
    Gati, Ltd............................................    570,374     882,799
*   Gayatri Highways, Ltd................................    167,434       8,544
*   Gayatri Projects, Ltd................................    167,434     498,445
    GE Power India, Ltd..................................    101,694   1,204,459
    GE T&D India, Ltd....................................    143,357     584,624
    Genus Power Infrastructures, Ltd.....................    311,880     191,181
    Geojit Financial Services, Ltd.......................    455,500     561,319
    GHCL, Ltd............................................    385,926   1,398,654
    GIC Housing Finance, Ltd.............................    189,878     981,887
    Gillette India, Ltd..................................     27,507   2,691,325
    GlaxoSmithKline Consumer Healthcare, Ltd.............     46,331   4,391,862

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
INDIA -- (Continued)
    GlaxoSmithKline Pharmaceuticals, Ltd.................     21,015 $   972,190
    Glenmark Pharmaceuticals, Ltd........................    930,684   7,936,721
    GM Breweries, Ltd....................................     36,486     381,626
*   GMR Infrastructure, Ltd.............................. 20,751,508   5,402,255
    GOCL Corp., Ltd......................................     29,857     174,343
*   Godawari Power and Ispat, Ltd........................     45,359     279,450
    Godfrey Phillips India, Ltd..........................    111,282   1,293,882
    Godrej Consumer Products, Ltd........................  1,102,309  21,270,647
    Godrej Industries, Ltd...............................    369,581   3,511,883
*   Godrej Properties, Ltd...............................    378,974   3,954,524
    Granules India, Ltd..................................    834,531   1,261,015
    Graphite India, Ltd..................................    271,934   4,049,724
    Grasim Industries, Ltd...............................  1,172,395  17,556,283
    Great Eastern Shipping Co., Ltd. (The)...............    541,931   2,389,585
    Greaves Cotton, Ltd..................................  1,144,556   2,442,373
    Greenply Industries, Ltd.............................    255,037     790,833
    Grindwell Norton, Ltd................................     58,381     429,525
    GRUH Finance, Ltd....................................  1,363,576   6,444,979
*   GTL Infrastructure, Ltd..............................  3,227,799      68,135
    Gujarat Alkalies & Chemicals, Ltd....................    258,711   2,025,218
    Gujarat Ambuja Exports, Ltd..........................    216,541     689,276
    Gujarat Fluorochemicals, Ltd.........................    233,704   2,583,036
    Gujarat Gas, Ltd.....................................    245,671   2,843,591
    Gujarat Industries Power Co., Ltd....................    230,702     316,976
    Gujarat Mineral Development Corp., Ltd...............    971,961   1,627,400
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd..    571,059   3,470,009
    Gujarat Pipavav Port, Ltd............................  1,174,964   1,990,946
    Gujarat State Fertilizers & Chemicals, Ltd...........    886,282   1,519,604
    Gujarat State Petronet, Ltd..........................  1,589,795   4,593,824
    Gulf Oil Lubricants India, Ltd.......................    111,359   1,436,208
*   GVK Power & Infrastructure, Ltd......................  6,736,459   1,112,052
*   Hathway Cable & Datacom, Ltd.........................  2,570,657     639,153
    Hatsun Agro Products, Ltd............................     56,272     537,692
*   Hatsun Agro Products, Ltd............................      2,757      21,104
    Havells India, Ltd...................................  1,508,257  13,967,872
    HBL Power Systems, Ltd...............................    280,523     146,953
    HCL Technologies, Ltd................................  3,551,759  50,010,233
    HDFC Bank, Ltd.......................................  2,994,559  94,723,289
*   HealthCare Global Enterprises, Ltd...................     12,428      50,750
    HEG, Ltd.............................................     81,030   5,118,976
    HeidelbergCement India, Ltd..........................  1,121,415   2,621,827
    Heritage Foods, Ltd..................................     92,354     835,845
    Hero MotoCorp, Ltd...................................    387,428  18,619,858
    Hester Biosciences, Ltd..............................        984      16,880
    Hexaware Technologies, Ltd...........................  1,685,444  11,473,114
    Hikal, Ltd...........................................    193,730     410,127
    HIL, Ltd.............................................      2,826      87,120
*   Himachal Futuristic Communications, Ltd..............  7,317,831   2,783,631
    Himadri Speciality Chemical, Ltd.....................    755,063   1,524,778
    Himatsingka Seide, Ltd...............................    370,294   1,577,302
    Hindalco Industries, Ltd.............................  6,108,030  19,090,539
    Hinduja Global Solutions, Ltd........................     54,272     636,413
    Hinduja Ventures, Ltd................................     15,191     133,492
    Hindustan Media Ventures, Ltd........................     18,579      48,262
*   Hindustan Oil Exploration Co., Ltd...................    137,473     274,503
    Hindustan Petroleum Corp., Ltd.......................  2,830,700  11,772,910
    Hindustan Unilever, Ltd..............................  2,097,223  53,067,213
    Honda SIEL Power Products, Ltd.......................      9,298     176,465
    Honeywell Automation India, Ltd......................      8,383   2,416,273

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES     VALUE>>
                                                            ---------- ------------
INDIA -- (Continued)
*   Hotel Leela Venture, Ltd...............................    348,455 $     82,449
*   Housing Development & Infrastructure, Ltd..............  3,824,905    1,350,580
    Housing Development Finance Corp., Ltd.................  3,454,134  100,280,243
    HSIL, Ltd..............................................    296,188    1,437,219
    HT Media, Ltd..........................................    738,177      601,877
    Huhtamaki PPL, Ltd.....................................     96,001      381,943
    I G Petrochemicals, Ltd................................     85,762      570,004
*   ICICI Bank, Ltd., Sponsored ADR........................  3,219,225   28,425,757
    ICICI Bank, Ltd........................................    137,369      606,569
    ICICI Prudential Life Insurance Co., Ltd...............    522,366    3,185,877
    ICRA, Ltd..............................................      1,187       57,946
*   IDBI Bank, Ltd.........................................  3,628,016    3,134,654
*   Idea Cellular, Ltd..................................... 16,320,540   13,017,974
    IDFC Bank, Ltd.........................................  4,040,025    2,372,172
    IDFC, Ltd..............................................  5,916,814    4,038,888
*   IFB Industries, Ltd....................................     34,104      532,825
*   IFCI, Ltd..............................................  8,665,131    2,180,935
    Igarashi Motors India, Ltd.............................     10,251      117,465
    IIFL Holdings, Ltd.....................................  1,078,536   10,575,104
*   IL&FS Transportation Networks, Ltd.....................    923,728      563,312
    India Cements, Ltd. (The)..............................  2,429,137    4,157,030
    India Glycols, Ltd.....................................    129,744      937,661
    Indiabulls Housing Finance, Ltd........................  2,452,170   46,479,051
    Indiabulls Integrated Services, Ltd....................     25,215      180,749
*   Indiabulls Real Estate, Ltd............................  2,839,735    6,253,702
    Indiabulls Ventures, Ltd...............................  1,032,788    9,016,011
    Indiabulls Ventures, Ltd...............................    203,485      995,823
*   Indian Bank............................................    970,740    5,067,450
    Indian Hotels Co., Ltd. (The)..........................  2,760,689    5,355,309
    Indian Hume Pipe Co., Ltd..............................     66,565      279,804
    Indian Oil Corp., Ltd..................................  6,449,722   15,520,887
*   Indian Overseas Bank...................................  2,825,102      609,880
    Indo Count Industries, Ltd.............................    856,164    1,021,345
    Indoco Remedies, Ltd...................................    286,549      851,426
    Indraprastha Gas, Ltd..................................  1,810,600    8,044,069
    IndusInd Bank, Ltd.....................................    576,234   16,810,435
    INEOS Styrolution India, Ltd...........................     25,643      277,215
#   Infosys, Ltd., Sponsored ADR...........................  3,708,004   74,827,521
    Infosys, Ltd...........................................  6,367,149  126,718,541
    Ingersoll-Rand India, Ltd..............................     68,744      516,419
*   Inox Leisure, Ltd......................................    625,039    1,763,001
*   Inox Wind, Ltd.........................................    137,085      184,002
    Insecticides India, Ltd................................     22,937      255,596
*   Intellect Design Arena, Ltd............................    537,765    1,619,283
    InterGlobe Aviation, Ltd...............................    372,096    5,072,977
*   International Paper APPM, Ltd..........................     57,850      295,559
    Ipca Laboratories, Ltd.................................    398,351    4,409,903
    IRB Infrastructure Developers, Ltd.....................  1,646,176    4,828,177
    ITC, Ltd............................................... 13,190,874   57,302,230
    ITD Cementation India, Ltd.............................    439,430      853,207
*   ITI, Ltd...............................................     41,108       54,284
    J Kumar Infraprojects, Ltd.............................    230,955      675,319
    Jagran Prakashan, Ltd..................................    874,364    1,493,995
    Jai Corp., Ltd.........................................    634,335    1,469,202
    Jain Irrigation Systems, Ltd...........................  4,600,418    5,518,305
*   Jaiprakash Associates, Ltd............................. 19,005,425    4,106,481
*   Jaiprakash Power Ventures, Ltd.........................  8,537,589      330,517
*   Jammu & Kashmir Bank, Ltd. (The).......................  2,076,779    1,754,447
    Jamna Auto Industries, Ltd.............................  2,541,750    3,148,254

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                           --------- -----------
INDIA -- (Continued)
    Jay Bharat Maruti, Ltd................................    18,352 $   121,026
    Jayant Agro-Organics, Ltd.............................    44,484     152,607
*   Jaypee Infratech, Ltd................................. 3,134,506     211,046
    JB Chemicals & Pharmaceuticals, Ltd...................   262,964   1,055,846
    JBF Industries, Ltd...................................   268,869     113,062
    JBM Auto, Ltd.........................................    27,923     138,177
*   Jet Airways India, Ltd................................   231,994   1,047,306
    Jindal Poly Films, Ltd................................   194,636     715,037
    Jindal Saw, Ltd....................................... 1,728,754   2,233,378
*   Jindal Stainless Hisar, Ltd...........................   888,373   1,653,090
*   Jindal Stainless, Ltd.................................   269,585     228,546
*   Jindal Steel & Power, Ltd............................. 4,325,434  12,952,654
*   JITF Infralogistics, Ltd..............................    38,633      12,123
    JK Cement, Ltd........................................   183,214   2,060,640
    JK Lakshmi Cement, Ltd................................   389,370   1,921,832
*   JK Paper, Ltd.........................................   709,503   1,306,081
    JK Tyre & Industries, Ltd............................. 1,097,569   2,089,455
    JM Financial, Ltd..................................... 2,762,069   4,775,993
    JMC Projects India, Ltd...............................    10,676      84,586
    Johnson Controls-Hitachi Air Conditioning India, Ltd..    64,996   2,055,664
*   JSW Energy, Ltd....................................... 4,743,100   4,608,348
*   JSW Holdings, Ltd.....................................    19,952     556,508
    JSW Steel, Ltd........................................ 9,339,140  44,889,092
    JTEKT India, Ltd......................................   151,177     259,861
    Jubilant Foodworks, Ltd...............................   914,724  18,794,879
    Jubilant Life Sciences, Ltd...........................   945,494  10,247,735
*   Just Dial, Ltd........................................   221,161   1,819,598
    Jyothy Laboratories, Ltd..............................   669,262   2,141,447
    Kajaria Ceramics, Ltd.................................   888,504   5,783,223
    Kalpataru Power Transmission, Ltd.....................   606,894   3,306,396
    Kalyani Steels, Ltd...................................   178,214     663,848
    Kansai Nerolac Paints, Ltd............................   652,949   4,533,217
    Karnataka Bank, Ltd. (The)............................ 2,239,743   3,792,750
    Karur Vysya Bank, Ltd. (The).......................... 2,477,024   3,631,092
    Kaveri Seed Co., Ltd..................................   393,338   3,517,193
    KCP, Ltd..............................................   472,251     721,518
    KEC International, Ltd................................ 1,226,129   5,958,594
    KEI Industries, Ltd...................................   623,890   4,090,771
    Kewal Kiran Clothing, Ltd.............................       454       9,939
*   Kiri Industries, Ltd..................................    97,161     769,770
    Kirloskar Brothers, Ltd...............................    75,874     303,078
    Kirloskar Oil Engines, Ltd............................   128,407     486,039
    Kitex Garments, Ltd...................................   240,987     412,987
    KNR Constructions, Ltd................................   297,530   1,004,112
    Kolte-Patil Developers, Ltd...........................   271,802   1,054,378
    Kotak Mahindra Bank, Ltd.............................. 1,828,595  34,912,944
    KPIT Technologies, Ltd................................ 1,910,636   8,288,728
    KPR Mill, Ltd.........................................    94,328     900,769
    KRBL, Ltd.............................................   612,289   3,096,702
    KSB Pumps, Ltd........................................    20,312     232,297
    L&T Finance Holdings, Ltd............................. 3,570,330   9,181,332
    LA Opala RG, Ltd......................................    98,055     354,092
    Lakshmi Machine Works, Ltd............................    27,175   3,033,656
*   Lakshmi Vilas Bank, Ltd. (The)........................   946,362   1,410,485
*   Lanco Infratech, Ltd..................................   978,499      10,733
    Larsen & Toubro Infotech, Ltd.........................   160,351   4,396,115
    Larsen & Toubro, Ltd.................................. 2,868,348  54,583,912
    Laurus Labs, Ltd......................................     8,318      55,363
    LEEL Electricals, Ltd.................................    67,967     100,481

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES     VALUE>>
                                                            --------- -----------
INDIA -- (Continued)
    LG Balakrishnan & Bros, Ltd............................    49,758 $   401,758
    LIC Housing Finance, Ltd............................... 2,762,097  21,272,090
    Linde India, Ltd.......................................    52,952     332,498
    LT Foods, Ltd.......................................... 1,249,894   1,085,524
    Lumax Industries, Ltd..................................    10,463     313,923
    Lupin, Ltd............................................. 1,189,655  14,286,141
    LUX Industries, Ltd....................................    48,379   1,340,447
    Magma Fincorp, Ltd.....................................   357,189     781,450
    Mahanagar Gas, Ltd.....................................   106,446   1,419,673
    Maharashtra Scooters, Ltd..............................     2,603     114,119
    Maharashtra Seamless, Ltd..............................   223,675   1,561,234
    Mahindra & Mahindra Financial Services, Ltd............ 1,927,320  14,476,732
    Mahindra & Mahindra, Ltd............................... 2,637,813  35,998,437
*   Mahindra CIE Automotive, Ltd...........................   469,968   1,767,087
    Mahindra Holidays & Resorts India, Ltd.................   474,732   1,998,200
    Mahindra Lifespace Developers, Ltd.....................   158,406   1,251,665
    Maithan Alloys, Ltd....................................    53,645     513,549
    Majesco, Ltd...........................................    64,563     430,723
    Man Infraconstruction, Ltd.............................   763,845     534,031
    Manappuram Finance, Ltd................................ 6,087,461   9,355,486
    Mangalam Cement, Ltd...................................       821       2,960
    Mangalore Refinery & Petrochemicals, Ltd............... 1,596,436   1,889,712
    Marico, Ltd............................................ 3,185,376  16,930,738
    Marksans Pharma, Ltd................................... 2,261,336     922,563
    Maruti Suzuki India, Ltd...............................   405,353  56,424,849
    Mastek, Ltd............................................    39,326     315,801
*   Max Financial Services, Ltd............................   912,688   6,597,886
*   Max India, Ltd.........................................   836,816     991,411
    Mayur Uniquoters, Ltd..................................   123,411     767,177
    McLeod Russel India, Ltd...............................   555,357   1,079,204
    Meghmani Organics, Ltd................................. 1,502,232   1,961,519
    MEP Infrastructure Developers, Ltd.....................   106,113      90,116
    Mercator, Ltd..........................................   954,448     299,441
    Merck, Ltd.............................................    50,889   1,675,182
    Minda Corp., Ltd.......................................   729,043   1,749,497
    Minda Industries, Ltd..................................   650,999   3,851,659
    Mindtree, Ltd.......................................... 1,109,628  15,144,725
    Mirza International, Ltd...............................   574,027     846,746
    MM Forgings, Ltd.......................................    12,312     112,286
    MOIL, Ltd..............................................   605,279   1,583,113
    Monsanto India, Ltd....................................    50,185   2,130,912
    Monte Carlo Fashions, Ltd..............................     7,437      45,376
*   Morepen Laboratories, Ltd.............................. 1,689,231     849,475
    Motherson Sumi Systems, Ltd............................ 3,049,451  14,440,963
    Motilal Oswal Financial Services, Ltd..................   187,479   2,509,857
    Mphasis, Ltd...........................................   590,173   9,991,374
*   MPS, Ltd...............................................    30,914     239,325
    MRF, Ltd...............................................    10,150  11,761,065
    Multi Commodity Exchange of India, Ltd.................   114,659   1,476,953
    Munjal Showa, Ltd......................................    24,755      78,710
*   Muthoot Capital Services, Ltd..........................    11,770     208,523
    Muthoot Finance, Ltd................................... 1,095,163   6,457,458
*   Nagarjuna Fertilizers & Chemicals, Ltd.................   698,359     140,935
*   Narayana Hrudayalaya, Ltd..............................    23,382      89,025
    Natco Pharma, Ltd......................................   534,388   6,108,378
    National Aluminium Co., Ltd............................ 6,024,809   5,431,019
    National Fertilizers, Ltd..............................    41,533      27,290
    Nava Bharat Ventures, Ltd..............................   479,059     931,581
    Navin Fluorine International, Ltd......................   112,433   1,101,553

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EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES     VALUE>>
                                                            ---------- -----------
INDIA -- (Continued)
*   Navkar Corp., Ltd......................................    127,124 $   243,498
    Navneet Education, Ltd.................................    726,322   1,176,437
    NBCC India, Ltd........................................    992,798   1,022,289
    NCC, Ltd...............................................  5,840,384   7,908,724
    NCL Industries, Ltd....................................      7,642      18,760
    Nectar Lifesciences, Ltd...............................     53,149      15,878
    NESCO, Ltd.............................................    241,816   1,831,900
    Nestle India, Ltd......................................    102,135  15,767,825
*   Network18 Media & Investments, Ltd.....................    328,862     209,302
*   Neuland Laboratories, Ltd..............................     20,810     204,895
    NHPC, Ltd.............................................. 10,489,969   3,638,507
    NIIT Technologies, Ltd.................................    548,859   9,869,558
*   NIIT, Ltd..............................................    940,216   1,305,395
    Nilkamal, Ltd..........................................     90,571   2,358,471
    NLC India, Ltd.........................................    728,221     828,455
    NOCIL, Ltd.............................................    946,503   2,438,973
    NRB Bearings, Ltd......................................    301,542     759,363
    NTPC, Ltd..............................................  4,897,885  11,094,688
    Nucleus Software Exports, Ltd..........................     54,386     273,515
    Oberoi Realty, Ltd.....................................    601,840   4,327,090
    OCL India, Ltd.........................................     69,633   1,219,442
    Oil & Natural Gas Corp., Ltd...........................  4,178,136  10,107,092
    Oil India, Ltd.........................................  1,230,426   3,764,721
    Omaxe, Ltd.............................................    583,458   1,913,096
*   Oracle Financial Services Software, Ltd................     92,882   5,262,164
    Orient Cement, Ltd.....................................    462,994     847,579
*   Orient Electric, Ltd...................................    218,209     458,140
    Orient Paper & Industries, Ltd.........................    277,986     127,081
    Orient Refractories, Ltd...............................    185,197     569,070
*   Oriental Bank of Commerce..............................  1,129,346   1,338,522
    Oriental Carbon & Chemicals, Ltd.......................      3,330      56,458
*   Oriental Hotels, Ltd...................................     12,748       8,429
    Orissa Minerals Development Co., Ltd...................      4,867      71,370
    Page Industries, Ltd...................................     28,692  12,140,427
*   Panacea Biotec, Ltd....................................     22,036      74,109
    Panama Petrochem, Ltd..................................     52,528     119,954
    Parag Milk Foods, Ltd..................................    236,645   1,019,875
*   Patel Engineering, Ltd.................................    304,600     185,924
    PC Jeweller, Ltd.......................................    894,937   1,193,764
    Persistent Systems, Ltd................................    276,647   3,373,615
    Petronet LNG, Ltd......................................  4,899,132  16,352,508
    Pfizer, Ltd............................................     76,319   2,979,862
    Phillips Carbon Black, Ltd.............................    640,440   2,398,388
    Phoenix Mills, Ltd.(The)...............................    313,984   2,910,300
    PI Industries, Ltd.....................................    580,797   6,849,923
    Pidilite Industries, Ltd...............................    775,250  12,743,034
    Piramal Enterprises, Ltd...............................    392,312  15,284,413
    PNB Housing Finance, Ltd...............................     25,753     485,995
    PNC Infratech, Ltd.....................................     18,354      42,272
    Poly Medicure, Ltd.....................................     53,069     188,265
    Polyplex Corp., Ltd....................................     47,199     306,224
    Power Finance Corp., Ltd...............................  5,673,884   7,245,914
    Power Grid Corp. of India, Ltd.........................  5,364,314  14,296,708
    Power Mech Projects, Ltd...............................      6,250      88,620
    Prabhat Dairy, Ltd.....................................    246,316     547,163
    Praj Industries, Ltd...................................    902,663   1,043,357
*   Prakash Industries, Ltd................................    764,216   1,569,767
*   Praxis Home Retail, Ltd................................     11,610      31,904
    Precision Camshafts, Ltd...............................      5,276       6,079

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- ------------
INDIA -- (Continued)
    Prestige Estates Projects, Ltd.......................    738,583 $  2,724,680
    Pricol, Ltd..........................................    236,224      262,635
*   Prime Focus, Ltd.....................................     99,429      110,050
*   Prism Johnson, Ltd...................................    419,103      659,248
    Procter & Gamble Hygiene & Health Care, Ltd..........     29,714    4,487,687
    PSP Projects, Ltd....................................     11,848       84,705
    PTC India Financial Services, Ltd....................  2,419,812      668,544
    PTC India, Ltd.......................................  2,755,823    3,337,874
*   Punjab & Sind Bank...................................    142,955       64,861
*   Punjab National Bank.................................  2,814,797    3,502,211
    Puravankara, Ltd.....................................    339,295      523,016
    PVR, Ltd.............................................    271,563    4,394,510
    Quick Heal Technologies, Ltd.........................    169,473      663,430
    Radico Khaitan, Ltd..................................    580,501    3,719,694
    Rain Commodities, Ltd................................  1,584,349    4,569,022
    Rajesh Exports, Ltd..................................    621,568    5,132,598
    Rallis India, Ltd....................................    724,459    2,118,579
    Ramco Cements, Ltd. (The)............................    651,764    6,846,867
    Ramco Industries, Ltd................................    140,560      502,039
*   Ramco Systems, Ltd...................................     30,885      164,379
    Ramkrishna Forgings, Ltd.............................    105,237    1,002,112
*   Ramky Infrastructure, Ltd............................     52,182      136,224
    Rane Holdings, Ltd...................................     10,831      316,162
    Rashtriya Chemicals & Fertilizers, Ltd...............  1,566,453    1,635,345
    Ratnamani Metals & Tubes, Ltd........................     38,124      482,089
*   RattanIndia Power, Ltd...............................  4,006,047      219,875
    Raymond, Ltd.........................................    405,806    4,924,842
    RBL Bank, Ltd........................................    418,485    3,510,098
    Redington India, Ltd.................................  1,491,682    2,347,287
    Relaxo Footwears, Ltd................................     95,483    1,134,460
    Reliance Capital, Ltd................................  1,461,081    8,972,692
*   Reliance Communications, Ltd......................... 19,273,729    4,120,966
*   Reliance Home Finance, Ltd...........................  1,337,514    1,225,797
    Reliance Industries, Ltd.............................  7,979,911  138,083,993
    Reliance Infrastructure, Ltd.........................  1,215,747    7,079,128
*   Reliance Power, Ltd..................................  7,410,211    3,625,788
    Repco Home Finance, Ltd..............................    441,105    3,868,558
    Rico Auto Industries, Ltd............................    452,332      476,230
*   Rolta India, Ltd.....................................    717,855      435,418
    RSWM, Ltd............................................      5,418       21,021
*   Ruchi Soya Industries, Ltd...........................    695,742      102,184
    Rural Electrification Corp., Ltd.....................  8,140,484   13,979,184
    Rushil Decor, Ltd....................................     13,161      122,468
    Sadbhav Engineering, Ltd.............................    440,476    1,764,271
    Sadbhav Infrastructure Project, Ltd..................     69,153      110,062
    Sagar Cements, Ltd...................................      4,371       52,037
*   Sanghi Industries, Ltd...............................    115,256      154,964
    Sanghvi Movers, Ltd..................................     67,185      184,460
    Sanofi India, Ltd....................................     46,529    4,064,899
    Sanwaria Consumer, Ltd...............................    374,428       73,384
    Sarda Energy & Minerals, Ltd.........................     17,271       99,950
    Saregama India, Ltd..................................     29,176      267,354
    Sasken Technologies, Ltd.............................     19,869      275,737
*   Savita Oil Technologies, Ltd.........................        491        9,173
    Schaeffler India, Ltd................................     28,128    2,155,686
    Sequent Scientific, Ltd..............................     45,956       35,088
    SH Kelkar & Co., Ltd.................................    108,524      311,893
    Shakti Pumps India, Ltd..............................      1,351        9,208
    Shankara Building Products, Ltd......................     30,522      730,993

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES     VALUE>>
                                                            ---------- -----------
INDIA -- (Continued)
    Shanthi Gears, Ltd.....................................     11,262 $    22,805
    Sharda Cropchem, Ltd...................................    110,299     593,427
    Sharda Motor Industries, Ltd...........................      6,180     204,557
    Shemaroo Entertainment, Ltd............................     14,915     109,202
    Shilpa Medicare, Ltd...................................     45,136     266,139
*   Shipping Corp. of India, Ltd...........................  1,578,104   1,460,733
    Shoppers Stop, Ltd.....................................     74,319     606,164
    Shree Cement, Ltd......................................     36,358   9,021,737
    Shriram City Union Finance, Ltd........................     25,761     719,673
*   Shriram EPC, Ltd.......................................     65,499      15,384
    Shriram Transport Finance Co., Ltd.....................    790,090  15,990,877
*   Sical Logistics, Ltd...................................     60,040     151,847
    Siemens, Ltd...........................................    185,491   2,680,992
    Simplex Infrastructures, Ltd...........................     55,290     358,832
    Sintex Industries, Ltd.................................  3,619,290     758,297
*   Sintex Plastics Technology, Ltd........................  4,221,394   2,539,605
*   SITI Networks, Ltd.....................................    893,213     148,530
    Siyaram Silk Mills, Ltd................................     40,259     317,584
    SJVN, Ltd..............................................  3,189,880   1,257,620
    SKF India, Ltd.........................................     94,193   2,302,064
    Skipper, Ltd...........................................    252,687     587,756
    SML ISUZU, Ltd.........................................     68,859     792,345
*   Snowman Logistics, Ltd.................................    124,586      84,559
    Sobha, Ltd.............................................    505,517   3,484,452
    Solar Industries India, Ltd............................    122,187   2,133,548
*   Solara Active Pharma Sciences, Ltd.....................     69,170     179,515
    Somany Ceramics, Ltd...................................     68,206     547,486
    Sonata Software, Ltd...................................    741,920   3,740,742
    South Indian Bank, Ltd. (The).......................... 13,628,934   3,645,069
    Srei Infrastructure Finance, Ltd.......................  1,800,914   1,408,520
    SRF, Ltd...............................................    253,091   6,384,728
    Srikalahasthi Pipes, Ltd...............................     93,554     285,051
*   Star Cement, Ltd.......................................    122,282     204,094
*   State Bank of India....................................  4,254,666  18,251,664
*   State Bank of India, GDR...............................     14,651     623,804
*   Steel Authority of India, Ltd..........................  5,200,171   5,889,083
    Sterlite Technologies, Ltd.............................  1,648,718   8,300,341
    Strides Arcolab, Ltd...................................    406,892   2,286,734
    Subros, Ltd............................................    164,925     783,586
    Sudarshan Chemical Industries..........................    277,010   1,903,723
    Sun Pharmaceutical Industries, Ltd.....................  2,665,264  22,176,554
    Sun TV Network, Ltd....................................    922,839  10,414,530
*   Sundaram Finance Holdings, Ltd.........................     91,918     157,643
    Sundaram Finance, Ltd..................................     97,724   2,132,357
    Sundaram-Clayton, Ltd..................................      5,252     320,753
    Sundram Fasteners, Ltd.................................    793,643   7,602,688
    Sunteck Realty, Ltd....................................    315,268   1,889,620
    Suprajit Engineering, Ltd..............................    227,036     852,140
    Supreme Industries, Ltd................................    390,730   6,831,721
    Supreme Petrochem, Ltd.................................    227,222     929,971
    Surya Roshni, Ltd......................................    187,053     950,960
    Sutlej Textiles and Industries, Ltd....................     50,403      39,125
    Suven Life Sciences, Ltd...............................    365,668   1,230,558
*   Suzlon Energy, Ltd..................................... 21,942,132   2,502,515
    Swan Energy, Ltd.......................................     50,703     118,395
    Swaraj Engines, Ltd....................................     18,821     494,574
    Symphony, Ltd..........................................    111,301   1,756,911
*   Syndicate Bank.........................................  2,626,760   1,742,213
    Syngene International, Ltd.............................    227,549   1,982,396

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES     VALUE>>
                                                            ---------- ------------
INDIA -- (Continued)
    TAKE Solutions, Ltd....................................    626,471 $  1,850,898
    Tamil Nadu Newsprint & Papers, Ltd.....................    259,201    1,003,911
    Tata Chemicals, Ltd....................................    846,139    8,509,305
    Tata Communications, Ltd...............................    705,404    5,958,684
    Tata Consultancy Services, Ltd.........................  3,964,447  112,653,610
    Tata Elxsi, Ltd........................................    293,108    6,128,558
    Tata Global Beverages, Ltd.............................  3,430,163   12,394,236
    Tata Metaliks, Ltd.....................................    157,479    1,494,395
#*  Tata Motors, Ltd., Sponsored ADR.......................    247,865    4,511,143
*   Tata Motors, Ltd....................................... 10,420,501   39,347,659
    Tata Power Co., Ltd. (The).............................  7,686,521    8,356,542
    Tata Sponge Iron, Ltd..................................     66,921      876,557
    Tata Steel, Ltd........................................  4,327,725   35,646,068
*   Tata Steel, Ltd........................................     60,171      111,374
*   Tata Teleservices Maharashtra, Ltd.....................  2,509,937      181,718
    TCI Express, Ltd.......................................    162,174    1,494,369
    Tech Mahindra, Ltd.....................................  3,141,476   31,188,348
*   Techno Electric & Engineering Co., Ltd.................    264,914    1,084,451
    Texmaco Rail & Engineering, Ltd........................    714,363      787,983
    Thermax, Ltd...........................................    172,989    2,956,550
    Thirumalai Chemicals, Ltd..............................     76,192    1,607,413
    Thomas Cook India, Ltd.................................    292,842    1,116,110
    Thyrocare Technologies, Ltd............................     54,107      490,909
    TI Financial Holdings, Ltd.............................    451,666    4,103,854
    Tide Water Oil Co. India, Ltd..........................      5,557      465,088
    Time Technoplast, Ltd..................................  1,013,814    2,073,307
    Timken India, Ltd......................................    173,825    1,848,784
    Tinplate Co. of India, Ltd. (The)......................    324,412      753,543
    Titagarh Wagons, Ltd...................................    589,809      786,160
    Titan Co., Ltd.........................................  1,248,993   16,628,543
    Torrent Pharmaceuticals, Ltd...........................    366,183    8,152,851
    Torrent Power, Ltd.....................................  1,488,018    5,232,325
    Tourism Finance Corp. of India, Ltd....................    137,662      295,947
    Transport Corp. of India, Ltd..........................    342,013    1,402,132
    Trent, Ltd.............................................    335,830    1,715,846
    Trident, Ltd...........................................  1,185,536      965,329
    Triveni Engineering & Industries, Ltd..................  1,082,175      626,471
    Triveni Turbine, Ltd...................................    694,451    1,164,785
    TTK Prestige, Ltd......................................     27,476    2,480,299
    Tube Investments of India, Ltd.........................    456,951    1,655,864
    TV Today Network, Ltd..................................    277,880    1,736,874
*   TV18 Broadcast, Ltd....................................  5,054,522    3,492,864
    TVS Motor Co., Ltd.....................................  1,416,015   10,695,013
    TVS Srichakra, Ltd.....................................     21,457      946,683
*   UCO Bank...............................................  2,728,742      797,688
    Uflex, Ltd.............................................    365,692    1,442,282
    UFO Moviez India, Ltd..................................     91,796      527,486
    UltraTech Cement, Ltd..................................    211,775   12,966,737
    Unichem Laboratories, Ltd..............................    277,871      926,967
*   Union Bank of India....................................  2,196,909    2,782,838
*   Uniply Industries, Ltd.................................     31,980       32,791
*   Unitech, Ltd........................................... 16,409,695    1,034,237
    United Breweries, Ltd..................................    477,376    7,707,827
*   United Spirits, Ltd....................................  1,664,465   14,256,236
    UPL, Ltd...............................................  3,373,321   31,633,998
*   V2 Retail, Ltd.........................................     47,260      314,589
    VA Tech Wabag, Ltd.....................................    295,520    1,551,832
*   Vaibhav Global, Ltd....................................     23,894      248,975
    Vakrangee, Ltd.........................................  2,783,260    1,955,652

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES       VALUE>>
                                                          ----------- --------------
INDIA -- (Continued)
    Vardhman Holdings, Ltd...............................         119 $        4,716
    Vardhman Textiles, Ltd...............................     155,569      2,726,351
    Vedanta, Ltd.........................................  13,212,413     43,065,201
    Vedanta, Ltd., ADR...................................     402,259      5,193,164
    Venky's India, Ltd...................................      74,810      2,427,707
    Vesuvius India, Ltd..................................       8,399        155,666
    V-Guard Industries, Ltd..............................   1,553,454      4,864,714
    Vijaya Bank..........................................   2,546,840      2,310,806
    Vinati Organics, Ltd.................................     121,643      1,710,678
    Vindhya Telelinks, Ltd...............................       7,704        114,804
    VIP Industries, Ltd..................................     824,171      5,827,445
    Visaka Industries, Ltd...............................       8,808         77,085
    V-Mart Retail, Ltd...................................      51,305      1,813,693
    Voltas, Ltd..........................................     441,791      3,665,919
*   VRL Logistics, Ltd...................................     411,206      2,105,198
    VST Industries, Ltd..................................      23,873        949,064
    VST Tillers Tractors, Ltd............................       9,341        299,701
    WABCO India, Ltd.....................................      29,895      2,901,645
    Welspun Corp., Ltd...................................   1,149,873      2,105,903
    Welspun Enterprises, Ltd.............................     535,035      1,221,621
    Welspun India, Ltd...................................   3,299,742      2,744,436
    West Coast Paper Mills, Ltd..........................     242,597        982,339
    Wheels India, Ltd....................................       2,194         74,399
    Whirlpool of India, Ltd..............................     138,416      3,512,940
    Wipro, Ltd...........................................   4,727,163     19,124,848
*   Wockhardt, Ltd.......................................     367,961      3,145,528
    Wonderla Holidays, Ltd...............................      58,499        286,906
    Yes Bank, Ltd........................................  10,970,148     58,922,103
    Zee Entertainment Enterprises, Ltd...................   2,285,256     17,544,212
    Zee Learn, Ltd.......................................     409,595        220,402
*   Zee Media Corp., Ltd.................................   1,064,318        495,262
    Zensar Technologies, Ltd.............................     131,371      2,367,005
    Zuari Agro Chemicals, Ltd............................      17,382         90,392
*   Zydus Wellness, Ltd..................................      60,369      1,262,669
                                                                      --------------
TOTAL INDIA..............................................              3,758,669,975
                                                                      --------------
INDONESIA -- (2.5%)
    Ace Hardware Indonesia Tbk PT........................  77,320,100      7,026,810
    Acset Indonusa Tbk PT................................     124,300         22,074
    Adaro Energy Tbk PT.................................. 185,234,500     24,509,095
    Adhi Karya Persero Tbk PT............................  25,956,179      2,897,857
    Agung Podomoro Land Tbk PT...........................  83,730,400        935,813
    AKR Corporindo Tbk PT................................   8,754,900      2,560,597
    Alam Sutera Realty Tbk PT............................ 144,847,100      3,214,119
    Aneka Tambang Tbk PT................................. 121,570,419      7,733,127
    Arwana Citramulia Tbk PT.............................  18,995,100        485,037
    Asahimas Flat Glass Tbk PT...........................     476,500        155,677
    Astra Agro Lestari Tbk PT............................   4,730,522      3,569,480
    Astra Graphia Tbk PT.................................   2,554,000        290,392
    Astra International Tbk PT...........................  96,796,300     48,022,845
    Astra Otoparts Tbk PT................................     378,200         38,315
*   Asuransi Kresna Mitra Tbk PT.........................   1,158,600         58,650
*   Bakrie and Brothers Tbk PT...........................   1,971,645         10,393
*   Bakrie Telecom Tbk PT................................  35,294,139         19,581
*   Bank Artha Graha Internasional Tbk PT................  18,584,000         95,453
*   Bank Bukopin Tbk.....................................  44,796,200      1,317,996
    Bank Central Asia Tbk PT.............................  27,523,400     44,427,438
    Bank Danamon Indonesia Tbk PT........................  11,598,754      5,295,304
*   Bank Ina Perdana PT..................................   2,332,500        106,804

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES      VALUE>>
                                                            ----------- -----------
INDONESIA -- (Continued)
    Bank Mandiri Persero Tbk PT............................  44,763,136 $20,667,078
    Bank Maybank Indonesia Tbk PT..........................   3,700,300      57,603
    Bank Negara Indonesia Persero Tbk PT...................  40,785,130  20,973,030
*   Bank Pan Indonesia Tbk PT..............................  37,620,000   2,020,640
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT...  37,500,700   5,356,557
    Bank Pembangunan Daerah Jawa Timur Tbk PT..............  46,930,400   2,117,923
*   Bank Permata Tbk PT....................................  39,554,719   1,480,400
    Bank Rakyat Indonesia Agroniaga Tbk PT.................     818,600      20,869
    Bank Rakyat Indonesia Persero Tbk PT................... 281,291,900  59,931,789
    Bank Tabungan Negara Persero Tbk PT....................  49,106,235   8,042,446
    Bank Tabungan Pensiunan Nasional Tbk PT................   2,425,600     650,066
    Barito Pacific Tbk PT..................................  62,770,600   7,907,501
    Bayan Resources Tbk PT.................................     949,000   1,298,971
    Bekasi Fajar Industrial Estate Tbk PT..................  58,012,600     966,656
*   Benakat Integra Tbk PT.................................  23,591,300      95,066
    BISI International Tbk PT..............................  12,624,712   1,523,913
    Blue Bird Tbk PT.......................................     389,300      70,998
    Bukit Asam Tbk PT......................................  40,830,500  12,709,090
*   Bumi Resources Tbk PT..................................  73,157,800   1,321,866
    Bumi Serpong Damai Tbk PT..............................  58,003,900   5,445,132
*   Bumi Teknokultura Unggul Tbk PT........................  23,841,400     210,043
    Catur Sentosa Adiprana Tbk PT..........................     864,200      34,125
    Charoen Pokphand Indonesia Tbk PT......................  45,566,660  14,296,928
    Ciputra Development Tbk PT............................. 124,585,115   8,603,758
*   Citra Marga Nusaphala Persada Tbk PT...................  13,387,781   1,222,051
*   Clipan Finance Indonesia Tbk PT........................   2,919,000      58,176
*   Delta Dunia Makmur Tbk PT..............................  95,242,600   5,127,885
    Dharma Satya Nusantara Tbk PT..........................   3,624,400      97,004
*   Eagle High Plantations Tbk PT.......................... 155,939,800   2,209,908
    Elnusa Tbk PT..........................................  58,342,800   1,439,172
*   Energi Mega Persada Tbk PT.............................  53,361,101     566,587
    Erajaya Swasembada Tbk PT..............................  18,170,300   3,935,476
    Fajar Surya Wisesa Tbk PT..............................     945,100     523,043
    Gajah Tunggal Tbk PT...................................  22,246,700   1,027,224
*   Garuda Indonesia Persero Tbk PT........................  49,048,953     775,746
    Global Mediacom Tbk PT................................. 100,986,500   3,155,208
    Gudang Garam Tbk PT....................................   3,481,000  18,157,817
*   Hanson International Tbk PT............................ 467,519,800   4,252,198
    Harum Energy Tbk PT....................................  12,006,400   2,417,917
    Hexindo Adiperkasa Tbk PT..............................     615,356     139,161
*   Holcim Indonesia Tbk PT................................  13,118,400     705,239
    Indah Kiat Pulp & Paper Corp. Tbk PT...................  18,692,100  24,910,632
    Indika Energy Tbk PT...................................  19,873,300   4,971,025
    Indo Tambangraya Megah Tbk PT..........................   4,377,100   8,650,667
    Indocement Tunggal Prakarsa Tbk PT.....................   5,510,400   5,407,434
*   Indofarma Persero Tbk PT...............................     155,600      33,466
    Indofood CBP Sukses Makmur Tbk PT......................   9,894,800   5,991,929
    Indofood Sukses Makmur Tbk PT..........................  46,158,000  20,342,141
    Indomobil Sukses Internasional Tbk PT..................   3,958,200     791,113
*   Indo-Rama Synthetics Tbk PT............................      32,600      15,144
    Indosat Tbk PT.........................................   7,056,700   1,718,326
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT...........   8,723,800     496,046
    INOVISI Infracom Tbk PT................................   2,876,678         299
*   Inti Agri Resources Tbk PT.............................  10,879,700     241,614
*   Intiland Development Tbk PT............................  92,569,500   2,130,454
    Japfa Comfeed Indonesia Tbk PT.........................  53,869,200   8,036,088
    Jasa Marga Persero Tbk PT..............................  14,394,493   4,686,976
    Jaya Real Property Tbk PT..............................   1,902,400      83,790
    Kalbe Farma Tbk PT.....................................  83,983,700   7,548,357

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES     VALUE>>
                                                            ----------- ----------
INDONESIA -- (Continued)
    Kawasan Industri Jababeka Tbk PT....................... 156,386,645 $2,390,164
    KMI Wire & Cable Tbk PT................................  27,809,200    651,730
*   Krakatau Steel Persero Tbk PT..........................  39,060,937  1,111,391
*   Kresna Graha Investama Tbk PT..........................  99,192,100  4,988,302
    Link Net Tbk PT........................................   3,465,400  1,014,366
*   Lippo Cikarang Tbk PT..................................   5,901,200    854,855
    Lippo Karawaci Tbk PT.................................. 175,989,062  4,469,362
    Malindo Feedmill Tbk PT................................   7,756,000    591,769
    Matahari Department Store Tbk PT.......................  16,747,400  9,341,594
*   Matahari Putra Prima Tbk PT............................  12,928,972    227,774
    Mayora Indah Tbk PT....................................  43,952,525  9,418,200
*   Medco Energi Internasional Tbk PT......................  99,815,500  6,859,006
    Media Nusantara Citra Tbk PT...........................  51,251,493  3,507,737
*   Mega Manunggal Property Tbk PT.........................   2,062,900     71,508
    Metrodata Electronics Tbk PT...........................   1,033,000     52,281
    Metropolitan Kentjana Tbk PT...........................      11,400     18,910
*   Minna Padi Investama Sekuritas Tbk PT..................     121,800      4,368
    Mitra Adiperkasa Tbk PT................................ 102,797,700  6,316,142
    Mitra Keluarga Karyasehat Tbk PT.......................   8,721,700  1,209,426
    Mitra Pinasthika Mustika Tbk PT........................   3,140,700    209,425
*   MNC Investama Tbk PT................................... 188,034,100  1,341,050
*   MNC Land Tbk PT........................................      26,900      2,561
*   MNC Vision Network PT..................................   2,172,000    134,809
    Modernland Realty Tbk PT...............................  46,248,000    885,145
*   Multipolar Tbk PT......................................  66,136,700    527,483
*   Multistrada Arah Sarana Tbk PT.........................   3,155,000     69,574
    Nippon Indosari Corpindo Tbk PT........................  19,050,389  1,255,722
*   Nirvana Development Tbk PT.............................  11,633,200     72,459
    Nusantara Infrastructure Tbk PT........................ 119,659,300  1,710,465
    Pabrik Kertas Tjiwi Kimia Tbk PT.......................   3,800,700  3,826,762
    Pakuwon Jati Tbk PT.................................... 193,544,400  6,919,634
    Pan Brothers Tbk PT....................................  42,760,900  1,617,355
*   Panin Financial Tbk PT................................. 199,974,800  2,831,429
*   Panin Insurance Tbk PT.................................   5,396,500    379,745
*   Pelat Timah Nusantara Tbk PT...........................     115,100     33,135
    Perusahaan Gas Negara Persero Tbk......................  52,311,300  6,178,378
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT..  47,262,800  3,296,274
*   Pool Advista Indonesia Tbk PT..........................   7,013,600  2,387,624
    PP Persero Tbk PT......................................  36,131,690  5,218,850
    PP Properti Tbk PT.....................................  36,011,700    362,579
    Ramayana Lestari Sentosa Tbk PT........................  33,005,400  3,218,573
    Resource Alam Indonesia Tbk PT.........................   2,034,000     49,173
*   Rimo International Lestari Tbk PT......................  74,200,000    704,952
    Rukun Raharja Tbk PT...................................   3,300,400    155,633
    Salim Ivomas Pratama Tbk PT............................  37,733,000  1,251,477
    Sampoerna Agro PT......................................   5,442,659    890,698
    Sarana Menara Nusantara Tbk PT.........................   2,135,600     77,705
    Sawit Sumbermas Sarana Tbk PT..........................  50,889,500  4,359,038
*   Sekawan Intipratama Tbk PT.............................   2,876,400      4,987
    Selamat Sempurna Tbk PT................................  15,243,200  1,332,427
    Semen Baturaja Persero Tbk PT..........................  13,569,800  3,031,459
    Semen Indonesia Persero Tbk PT.........................  14,656,100  7,733,458
*   Sentul City Tbk PT..................................... 291,396,300  2,550,627
*   Siloam International Hospitals Tbk PT..................   1,867,925    404,867
    Sinar Mas Multiartha Tbk PT............................     278,500    187,340
*   Sitara Propertindo Tbk PT..............................  18,115,300  1,130,989
    Sri Rejeki Isman Tbk PT................................ 153,300,900  3,637,134
    Steel Pipe Industry of Indonesia PT....................   1,402,300      8,856
*   Sugih Energy Tbk PT....................................  58,447,900    202,663

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES     VALUE>>
                                                              ---------- ------------
INDONESIA -- (Continued)
    Sumber Alfaria Trijaya Tbk PT............................    708,300 $     39,767
    Summarecon Agung Tbk PT.................................. 73,324,564    3,898,344
    Surya Citra Media Tbk PT................................. 40,035,300    5,701,269
*   Surya Esa Perkasa Tbk PT.................................    131,200        2,297
    Surya Semesta Internusa Tbk PT........................... 63,384,000    2,553,694
    Telekomunikasi Indonesia Persero Tbk PT.................. 55,290,600   13,710,324
#   Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR...    911,337   22,345,983
    Tempo Scan Pacific Tbk PT................................    782,200       81,371
*   Tiga Pilar Sejahtera Food Tbk............................ 35,980,639      419,192
    Timah Tbk PT............................................. 47,884,667    2,811,305
    Tiphone Mobile Indonesia Tbk PT.......................... 20,448,600    1,207,295
    Total Bangun Persada Tbk PT.............................. 12,914,800      569,129
*   Totalindo Eka Persada Tbk PT.............................  5,020,600      296,025
    Tower Bersama Infrastructure Tbk PT...................... 13,598,100    4,955,245
*   Trada Alam Minera Tbk PT................................. 91,627,100    1,845,445
    Trias Sentosa Tbk PT.....................................  3,690,500      102,474
*   Truba Alam Manunggal Engineering PT...................... 15,388,500        5,336
    Tunas Baru Lampung Tbk PT................................ 22,043,200    1,360,735
    Tunas Ridean Tbk PT......................................  8,038,500      669,064
    Ultrajaya Milk Industry & Trading Co. Tbk PT............. 10,463,800      939,518
    Unilever Indonesia Tbk PT................................  4,838,500   14,522,071
    United Tractors Tbk PT................................... 12,138,346   29,737,816
*   Vale Indonesia Tbk PT.................................... 24,814,450    7,533,483
*   Visi Media Asia Tbk PT................................... 74,247,100    1,029,829
    Waskita Beton Precast Tbk PT............................. 94,319,800    2,804,923
    Waskita Karya Persero Tbk PT............................. 57,316,551    8,442,004
    Wijaya Karya Beton Tbk PT................................ 32,814,300      906,275
    Wijaya Karya Persero Tbk PT.............................. 37,157,022    4,000,827
*   XL Axiata Tbk PT......................................... 34,200,900    6,541,076
                                                                         ------------
TOTAL INDONESIA..............................................             732,784,133
                                                                         ------------
MALAYSIA -- (3.2%)
#   7-Eleven Malaysia Holdings Bhd, Class B..................  2,157,773      786,137
#   Aeon Co. M Bhd...........................................  4,896,500    2,744,495
    AEON Credit Service M Bhd................................    767,540    2,828,014
    AFFIN Bank Bhd...........................................  4,036,500    2,552,004
    AirAsia Group Bhd........................................ 17,752,600   15,582,913
#*  AirAsia X Bhd............................................ 35,919,300    3,276,609
    Ajinomoto Malaysia Bhd...................................     37,200      201,476
    Alliance Bank Malaysia Bhd...............................  7,974,500    7,888,827
    Allianz Malaysia Bhd.....................................     16,400       50,681
    AMMB Holdings Bhd........................................ 12,752,750   12,630,026
    Amway Malaysia Holdings Bhd..............................    109,600      203,183
#   Ann Joo Resources Bhd....................................  2,277,750    1,089,357
    APM Automotive Holdings Bhd..............................    189,700      165,859
#   Astro Malaysia Holdings Bhd..............................  9,741,900    4,387,747
#   Axiata Group Bhd......................................... 18,451,124   19,987,497
    Batu Kawan Bhd...........................................    384,650    1,648,320
    Benalec Holdings Bhd.....................................  5,069,600      362,205
*   Berjaya Assets Bhd.......................................  1,549,900      131,771
#*  Berjaya Corp. Bhd........................................ 39,123,263    2,888,278
#   Berjaya Food Bhd.........................................    211,900       78,245
*   Berjaya Land Bhd.........................................  3,001,900      192,642
    Berjaya Sports Toto Bhd..................................  6,385,498    3,709,304
*   Bermaz Auto Bhd..........................................  5,837,000    3,132,022
    BIMB Holdings Bhd........................................  4,083,099    3,993,693
    Bonia Corp. Bhd..........................................  4,050,400      433,883
#*  Borneo Oil Bhd...........................................  9,879,600      146,466
    Boustead Holdings Bhd....................................  4,808,131    2,816,523

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
MALAYSIA -- (Continued)
    Boustead Plantations Bhd.............................  2,672,600 $   842,025
    British American Tobacco Malaysia Bhd................    830,100   7,003,837
#*  Bumi Armada Bhd...................................... 29,446,450   5,178,787
    Bursa Malaysia Bhd...................................  6,493,400  12,500,801
#   CAB Cakaran Corp. Bhd................................  2,175,800     504,143
#   Cahya Mata Sarawak Bhd...............................  5,281,900   4,096,496
    Can-One Bhd..........................................    637,500     384,606
#   Carlsberg Brewery Malaysia Bhd, Class B..............  1,356,800   6,392,212
#   CB Industrial Product Holding Bhd....................  3,066,720     950,494
    CCK Consolidated Holdings BHD........................    414,000      94,344
    CCM Duopharma Biotech Bhd............................    428,316     129,913
    CIMB Group Holdings Bhd.............................. 13,335,511  19,202,047
    CJ Century Logistics Holdings Bhd, Class B...........    174,800      29,506
    Coastal Contracts Bhd................................  1,927,077     550,183
*   Comfort Glove Bhd....................................    254,100      54,893
#   CSC Steel Holdings Bhd...............................  1,215,100     398,404
    Cypark Resources Bhd.................................  1,707,700   1,012,809
#   D&O Green Technologies Bhd...........................  7,590,700   1,367,614
#   Dagang NeXchange Bhd................................. 13,846,300   1,403,892
    Daibochi Bhd.........................................     90,432      45,450
    Datasonic Group Bhd..................................  6,968,000   1,391,636
#*  Dayang Enterprise Holdings Bhd.......................  3,327,612     581,491
    Dialog Group Bhd.....................................  8,683,584   7,105,842
    DiGi.Com Bhd......................................... 12,985,320  14,551,343
#   DRB-Hicom Bhd........................................ 11,489,000   6,294,505
    Dutch Lady Milk Industries Bhd.......................     81,000   1,334,586
#   Eastern & Oriental Bhd...............................  8,089,821   3,049,711
*   Eco World Development Group Bhd......................  5,189,000   1,597,684
#   Econpile Holdings Bhd................................ 10,341,700   2,306,484
    Ekovest BHD.......................................... 13,514,450   2,516,547
    Engtex Group Bhd.....................................    634,400     172,019
#   Evergreen Fibreboard Bhd.............................  5,869,550     737,864
#   FGV Holdings Bhd..................................... 19,935,100   8,505,025
#   Fraser & Neave Holdings Bhd..........................    191,100   1,755,100
    Frontken Corp. Bhd...................................  6,306,800     845,237
#   Gabungan AQRS Bhd....................................  2,805,300     966,540
    Gadang Holdings Bhd..................................  7,224,100   1,335,344
    Gamuda Bhd...........................................  8,295,800   7,908,720
#   Gas Malaysia Bhd.....................................    538,600     391,152
#   GD Express Carrier Bhd...............................    513,787      60,113
    Genting Bhd.......................................... 15,651,900  33,719,048
    Genting Malaysia Bhd................................. 10,826,100  13,495,624
#   Genting Plantations Bhd..............................  1,066,400   2,453,474
#   George Kent Malaysia Bhd.............................  4,750,887   1,680,918
#   Globetronics Technology Bhd..........................  6,089,445   3,751,551
    Glomac Bhd...........................................  3,883,440     435,894
    GuocoLand Malaysia Bhd...............................    910,900     208,081
#   Hai-O Enterprise Bhd.................................  1,802,100   1,953,146
#   HAP Seng Consolidated Bhd............................  6,324,540  15,268,135
    Hap Seng Plantations Holdings Bhd....................  1,441,000     808,523
#   Hartalega Holdings Bhd...............................  8,513,400  12,899,499
#   Heineken Malaysia Bhd................................    863,700   4,819,043
#   Hengyuan Refining Co. Bhd............................  1,495,800   2,508,931
#   HeveaBoard Bhd.......................................  5,011,300   1,062,081
*   Hiap Teck Venture Bhd................................  9,566,900     898,105
#*  Hibiscus Petroleum Bhd............................... 14,654,900   3,479,297
    Hock Seng LEE Bhd....................................  1,486,113     501,569
    Hong Leong Bank Bhd..................................  1,785,865   8,400,296
    Hong Leong Financial Group Bhd.......................  1,491,098   6,638,618

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
MALAYSIA -- (Continued)
    Hong Leong Industries Bhd............................    527,700 $ 1,414,336
#   HSS Engineers Bhd....................................    551,700     101,294
    Hua Yang Bhd.........................................  1,801,644     218,910
#*  Hume Industries Bhd..................................    436,836     111,654
    Hup Seng Industries Bhd..............................  1,288,500     342,400
    I-Bhd................................................  1,185,700     156,361
    IGB Bhd..............................................    478,372     344,008
#   IHH Healthcare Bhd...................................  3,765,000   5,480,061
    IJM Corp. Bhd........................................ 21,959,526  10,603,258
    IJM Plantations Bhd..................................  1,227,800     701,850
#   Inari Amertron Bhd................................... 23,857,032  14,408,280
    Inch Kenneth Kajang Rubber P.L.C.....................    113,000      18,625
    Insas Bhd............................................  5,972,002   1,323,626
#   IOI Corp. Bhd........................................ 12,318,277  14,022,984
    IOI Properties Group Bhd.............................  8,919,519   4,175,364
*   Iris Corp. Bhd....................................... 16,047,400     595,246
#*  Iskandar Waterfront City Bhd.........................  4,484,200     868,018
#*  JAKS Resources Bhd...................................  3,166,800     827,900
#   Jaya Tiasa Holdings Bhd..............................  4,145,439     699,062
#   JCY International Bhd................................  6,295,800     410,440
#   JHM Consolidation Bhd................................    567,600     168,180
#   Karex Bhd............................................  1,808,725     365,120
    Keck Seng Malaysia Bhd...............................    320,700     317,441
    Kenanga Investment Bank Bhd..........................  1,779,386     333,385
#   Kerjaya Prospek Group Bhd............................  1,967,760     740,953
    Kesm Industries Bhd..................................     58,600     246,123
    Kian JOO CAN Factory Bhd.............................  1,828,780   1,188,463
    Kim Loong Resources Bhd..............................    865,260     296,133
    Kimlun Corp. Bhd.....................................    818,584     312,150
#*  KNM Group Bhd........................................ 23,820,281   1,173,399
    Kossan Rubber Industries.............................  7,212,200   7,797,341
    KPJ Healthcare Bhd................................... 17,973,100   4,641,853
    Kretam Holdings Bhd..................................  4,698,400     485,741
#*  KSL Holdings Bhd.....................................  6,553,511   1,435,733
    Kuala Lumpur Kepong Bhd..............................  1,508,422   9,195,299
    Kumpulan Fima BHD....................................    909,400     384,550
    Kumpulan Perangsang Selangor Bhd.....................  2,814,861   1,344,047
*   Kwantas Corp. BHD....................................     23,900       7,409
#*  Lafarge Malaysia Bhd.................................  2,441,300   1,902,520
*   Land & General Bhd................................... 19,466,720     959,760
*   Landmarks Bhd........................................  1,904,692     340,037
    LBS Bina Group Bhd...................................  8,127,900   1,859,468
#   Lii Hen Industries Bhd...............................  1,082,100     748,656
#   Lingkaran Trans Kota Holdings Bhd....................  1,085,700   1,159,295
#*  Lion Industries Corp. Bhd............................  3,963,000     818,324
#   LPI Capital Bhd......................................    445,340   1,836,405
    Magni-Tech Industries Bhd............................    824,000     974,246
    Magnum Bhd...........................................  4,061,000   2,197,874
    Mah Sing Group Bhd................................... 11,867,351   3,801,978
#   Malakoff Corp. Bhd................................... 10,813,800   2,584,014
    Malayan Banking Bhd.................................. 17,756,936  42,901,080
#   Malayan Flour Mills Bhd..............................  2,557,200     806,988
*   Malayan United Industries Bhd........................  3,684,900     172,530
    Malaysia Airports Holdings Bhd.......................  4,408,945  10,046,259
    Malaysia Building Society Bhd........................ 16,012,175   4,412,495
    Malaysia Marine and Heavy Engineering Holdings Bhd...  2,804,100     541,442
#*  Malaysian Bulk Carriers Bhd..........................  4,295,323     639,734
    Malaysian Pacific Industries Bhd.....................  1,145,525   3,030,745
#   Malaysian Resources Corp. Bhd........................ 21,501,600   4,115,031

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
MALAYSIA -- (Continued)
#   Malton Bhd...........................................  4,585,100 $   751,070
#   Matrix Concepts Holdings Bhd.........................  4,090,037   2,093,794
#   Maxis Bhd............................................  6,246,215   8,912,872
#   MBM Resources BHD....................................  1,220,910     721,067
    Media Chinese International, Ltd.....................    905,600      65,824
#*  Media Prima Bhd......................................  7,867,920   1,039,098
    Mega First Corp. Bhd.................................  1,338,600   1,165,484
    MISC Bhd.............................................  5,847,860   9,623,336
    Mitrajaya Holdings Bhd...............................  5,994,430     841,263
*   MK Land Holdings Bhd.................................  2,319,200     133,804
#   MKH Bhd..............................................  3,015,375   1,070,990
    MMC Corp. Bhd........................................  6,700,600   2,424,643
*   MNRB Holdings Bhd....................................  1,451,650     701,866
*   MPHB Capital Bhd.....................................    938,800     305,572
    Muda Holdings Bhd....................................    332,900     147,842
#*  Mudajaya Group Bhd...................................  3,292,433     466,957
#   Muhibbah Engineering M Bhd...........................  4,123,200   3,085,183
#*  Mulpha International Bhd.............................  1,885,140     975,709
    My EG Services Bhd................................... 20,208,000   6,182,102
*   Naim Holdings Bhd....................................  1,394,300     235,399
    Nestle Malaysia Bhd..................................     91,200   3,314,780
#   NTPM Holdings Bhd....................................  1,527,800     220,045
    OCK Group Bhd........................................  2,278,500     364,982
    Oriental Holdings BHD................................    738,940   1,143,681
    OSK Holdings Bhd.....................................  8,201,067   2,037,210
#   Padini Holdings Bhd..................................  5,551,000   8,193,661
    Panasonic Manufacturing Malaysia Bhd.................     85,300     814,092
    Pantech Group Holdings Bhd...........................  1,711,000     223,434
    Paramount Corp. Bhd..................................  1,205,425     552,010
#*  Parkson Holdings Bhd.................................  5,091,135     754,333
#*  Pentamaster Corp. Bhd................................  2,404,560   1,698,157
#*  PESTECH International Bhd............................  1,376,300     515,611
#   Petron Malaysia Refining & Marketing Bhd.............    841,400   1,631,059
    Petronas Chemicals Group Bhd......................... 10,535,200  23,169,968
    Petronas Dagangan Bhd................................  1,079,700   7,181,656
    Petronas Gas Bhd.....................................  2,236,708  10,320,243
    Pharmaniaga Bhd......................................    541,580     425,074
#   PIE Industrial Bhd...................................  1,073,800     410,526
#   Pos Malaysia Bhd.....................................  2,904,000   3,156,614
    Power Root Bhd.......................................    247,800      98,906
    PPB Group Bhd........................................  2,629,440  10,679,802
#   Press Metal Aluminium Holdings Bhd................... 10,269,380  12,109,380
    Prestariang Bhd......................................    597,700     162,103
#   Protasco Bhd.........................................  3,533,016     478,594
#   Public Bank Bhd...................................... 11,077,811  65,617,586
#*  Puncak Niaga Holdings Bhd............................  1,506,260     233,681
#   QL Resources Bhd.....................................  5,211,487   7,695,870
    RGB International Bhd................................  5,050,600     336,258
    RHB Bank Bhd.........................................  5,079,519   6,804,855
*   Rimbunan Sawit Bhd...................................  1,063,700      76,066
*   Salcon Bhd...........................................  6,830,068     505,123
    Salutica Bhd.........................................    195,800      27,291
    Sam Engineering & Equipment M Bhd....................     61,800     111,183
#*  Sapura Energy Bhd.................................... 42,014,788   6,262,126
#   Sarawak Oil Palms Bhd................................    943,791     720,140
    Scicom MSC Bhd.......................................    252,900     115,960
    Scientex Bhd.........................................  2,340,428   4,548,661
*   Scomi Group Bhd......................................  1,109,750      28,517
#   SEG International BHD................................    533,828      88,043

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
MALAYSIA -- (Continued)
    Selangor Dredging Bhd................................    366,400 $    73,003
#   Selangor Properties Bhd..............................     78,800      81,376
    Serba Dinamik Holdings Bhd...........................  2,524,100   2,425,404
    Shangri-La Hotels Malaysia Bhd.......................    382,300     553,385
    SHL Consolidated Bhd.................................    171,700     107,449
    Sime Darby Bhd.......................................  8,731,387   5,430,201
#   Sime Darby Plantation Bhd............................  9,412,287  12,177,242
    Sime Darby Property Bhd..............................  7,751,187   2,562,171
*   Sino Hua-An International Bhd........................  5,822,400     432,203
#   SKP Resources Bhd.................................... 10,001,500   3,674,554
    SP Setia Bhd Group...................................  4,472,588   3,273,422
#   Star Media Group Bhd.................................  2,131,900     640,591
*   Sumatec Resources Bhd................................  4,417,200      43,653
    Sunway Bhd........................................... 15,704,297   5,915,162
#   Sunway Construction Group Bhd........................  3,493,519   1,643,618
#   Supermax Corp. Bhd...................................  5,520,050   5,956,636
    Suria Capital Holdings Bhd...........................    279,650     115,155
#   Syarikat Takaful Malaysia Keluarga Bhd...............  3,189,700   3,092,493
    Symphony Life Bhd....................................    321,132      47,468
    Ta Ann Holdings Bhd..................................  2,337,524   1,478,896
    TA Enterprise Bhd.................................... 12,862,100   2,058,009
#   TA Global Bhd........................................  9,633,540     711,417
    Taliworks Corp. Bhd..................................    744,000     236,121
#   Tambun Indah Land Bhd................................  2,204,100     542,557
    Tan Chong Motor Holdings Bhd.........................  1,283,900     546,567
    Tasek Corp. Bhd......................................     38,700      64,759
#   TDM Bhd..............................................  9,693,830     621,545
#   Telekom Malaysia Bhd.................................  6,331,602   6,180,520
#   Tenaga Nasional Bhd..................................  9,934,181  38,381,452
    TH Plantations Bhd...................................  1,213,540     209,093
#   Thong Guan Industries Bhd............................    333,000     223,384
#   TIME dotCom Bhd......................................  1,620,760   3,271,964
#   Tiong NAM Logistics Holdings.........................  1,964,484     507,650
#   Top Glove Corp. Bhd..................................  7,344,360  18,343,331
    Tropicana Corp. Bhd..................................  5,393,290   1,140,675
    TSH Resources Bhd....................................  3,091,050     912,930
#   Tune Protect Group Bhd...............................  5,278,100   1,222,138
#   Uchi Technologies Bhd................................  2,309,640   1,758,831
    UEM Edgenta Bhd......................................  2,685,700   1,413,645
    UEM Sunrise Bhd...................................... 18,444,945   4,160,603
    UMW Holdings Bhd.....................................  4,151,106   6,128,920
#   Unisem M Bhd.........................................  7,281,120   4,697,449
#   United Malacca Bhd...................................    206,050     309,249
    United Plantations Bhd...............................    170,800   1,133,911
    United U-Li Corp. BHD................................    293,400      66,797
    UOA Development Bhd..................................  5,110,300   3,017,109
*   Velesto Energy Bhd................................... 33,041,292   2,402,374
    ViTrox Corp. Bhd.....................................    752,200   1,186,554
#*  Vivocom International Holdings Bhd...................  7,751,300      56,906
#   VS Industry Bhd...................................... 14,938,100   6,184,039
*   Wah Seong Corp. Bhd..................................  3,130,439   1,026,116
*   WCE Holdings Bhd.....................................  1,397,100     290,508
#   WCT Holdings Bhd..................................... 11,907,247   2,918,892
    Wellcall Holdings Bhd................................  3,231,850     985,620
    Westports Holdings Bhd...............................  6,679,500   6,095,110
#   WTK Holdings Bhd.....................................  2,932,850     433,183
    Yinson Holdings Bhd..................................  2,811,900   3,190,779
*   YNH Property Bhd.....................................  3,960,994   1,329,670
#*  Yong Tai BHD.........................................    534,300     177,842

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES     VALUE>>
                                                                 ---------- ------------
MALAYSIA -- (Continued)
    YTL Corp. Bhd............................................... 38,934,812 $ 12,953,693
*   YTL Land & Development Bhd..................................    974,000      109,158
    YTL Power International Bhd................................. 10,937,059    3,283,375
    Zhulian Corp. Bhd...........................................    568,966      208,728
                                                                            ------------
TOTAL MALAYSIA..................................................             921,733,698
                                                                            ------------
MEXICO -- (3.4%)
    Alfa S.A.B. de C.V., Class A................................ 28,763,002   39,168,086
    Alpek S.A.B. de C.V.........................................  5,600,408    9,456,337
    Alsea S.A.B. de C.V.........................................  5,948,958   20,498,294
#   America Movil S.A.B. de C.V., Series L...................... 48,410,715   41,429,406
    America Movil S.A.B. de C.V., Class L Sponsored ADR.........  4,015,002   68,696,684
    Arca Continental S.A.B. de C.V..............................  2,516,177   16,708,136
#*  Axtel S.A.B. de C.V......................................... 11,284,931    2,331,128
    Banco del Bajio SA..........................................    101,339      240,002
#   Banco Santander Mexico SA Institucion de Banca Multiple
      Grupo Financiero..........................................
    Santand, ADR................................................    766,912    6,411,384
    Banco Santander Mexico SA Institucion de Banca Multiple
      Grupo Financiero..........................................
    Santand, Class B............................................  4,434,633    7,478,398
#   Becle S.A.B. de C.V.........................................    139,693      194,724
*   Bio Pappel S.A.B. de C.V....................................    222,356      245,886
    Bolsa Mexicana de Valores S.A.B. de C.V.....................  4,173,235    7,836,956
#*  Cemex S.A.B. de C.V......................................... 19,242,144   14,371,405
*   Cemex S.A.B. de C.V., Sponsored ADR.........................  5,349,575   39,854,335
    Coca-Cola Femsa S.A.B. de C.V., Series L....................    255,761    1,600,071
#   Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR...............    128,064    8,002,719
#   Consorcio ARA S.A.B. de C.V., Series *...................... 11,198,139    4,157,751
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR......    339,768    2,504,090
#*  Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A..    796,064      583,879
*   Corp Interamericana de Entretenimiento S.A.B. de C.V.,
      Class B...................................................    222,600      243,289
    Corp. Actinver S.A.B. de C.V................................     61,598       43,957
    Corp. Inmobiliaria Vesta S.A.B. de C.V......................  5,096,645    7,930,287
    Corp. Moctezuma S.A.B. de C.V., Series *....................    392,200    1,642,641
    Credito Real S.A.B. de C.V. SOFOM ER........................  1,604,188    2,255,086
    Cydsa S.A.B. de C.V.........................................      6,129       10,523
*   Desarrolladora Homex S.A.B. de C.V..........................    348,740        1,441
    Dine S.A.B. de C.V..........................................      7,300        4,446
    El Puerto de Liverpool S.A.B. de C.V........................    596,753    4,448,972
*   Elementia S.A.B. de C.V.....................................     60,292       44,804
#*  Empresas ICA S.A.B. de C.V..................................  4,691,828       23,459
*   Financiera Independencia S.A.B. de C.V. SOFOM ENR...........    246,788       34,163
    Fomento Economico Mexicano S.A.B. de C.V....................    232,898    2,287,899
    Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR....    538,563   52,854,573
#*  Genomma Lab Internacional S.A.B. de C.V., Class B...........  8,039,900    6,393,010
#   Gentera S.A.B. de C.V.......................................  8,059,678    8,700,660
#   Gruma S.A.B. de C.V., Class B...............................  2,095,317   27,082,768
#*  Grupo Aeromexico S.A.B. de C.V..............................  1,017,012    1,543,709
#   Grupo Aeroportuario del Centro Norte S.A.B. de C.V..........  3,255,150   19,789,999
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V., ADR....        100        4,849
#   Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR........    168,898   15,969,306
#   Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B....  1,235,338   11,685,428
    Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR.........     50,793    9,076,201
    Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B.....    820,276   14,651,440
#   Grupo Bimbo S.A.B. de C.V., Series A........................  9,049,580   19,383,200
    Grupo Carso S.A.B. de C.V., Series A1.......................  2,756,439   11,476,689
    Grupo Cementos de Chihuahua S.A.B. de C.V...................    387,112    2,495,138
#   Grupo Comercial Chedraui S.A. de C.V........................  2,947,879    7,225,073
#   Grupo Elektra S.A.B. de C.V.................................    295,881   11,069,254
*   Grupo Famsa S.A.B. de C.V., Class A.........................  2,953,526    1,980,876

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES       VALUE>>
                                                                 ----------   ------------
MEXICO -- (Continued)
#   Grupo Financiero Banorte S.A.B. de C.V......................  7,990,407   $ 55,733,811
    Grupo Financiero Inbursa S.A.B. de C.V......................  9,024,452     14,889,238
*   Grupo GICSA S.A. de C.V.....................................    513,733        251,109
*   Grupo Gigante S.A.B. de C.V., Series *......................     41,000         92,943
    Grupo Herdez S.A.B. de C.V., Series *.......................  2,302,705      4,956,850
*   Grupo Hotelero Santa Fe S.A.B. de C.V.......................    218,216        127,035
    Grupo Industrial Saltillo S.A.B. de C.V.....................    195,647        291,301
#   Grupo KUO S.A.B. de C.V., Series B..........................    271,325        669,660
#   Grupo Lala S.A.B. de C.V....................................  2,887,413      3,072,120
    Grupo Mexico S.A.B. de C.V., Series B....................... 24,442,328     76,942,302
*   Grupo Pochteca S.A.B. de C.V................................    387,811        152,938
#   Grupo Rotoplas S.A.B. de C.V................................    281,030        363,393
    Grupo Sanborns S.A.B. de C.V................................    611,992        637,021
*   Grupo Simec S.A.B. de C.V., Sponsored ADR...................      8,806         86,563
#*  Grupo Simec S.A.B. de C.V., Series B........................  1,560,099      5,106,928
#*  Grupo Sports World S.A.B. de C.V............................    218,149        224,730
#   Grupo Televisa S.A.B., Series CPO...........................  3,799,096     15,116,683
    Grupo Televisa S.A.B., Sponsored ADR........................  2,089,878     41,546,775
#*  Hoteles City Express S.A.B. de C.V..........................  2,244,504      2,911,945
*   Impulsora del Desarrollo y el Empleo en America Latina
      S.A.B. de C.V.............................................  2,275,386      3,738,847
    Industrias Bachoco S.A.B. de C.V., ADR......................     52,638      3,126,434
    Industrias Bachoco S.A.B. de C.V., Series B.................  1,324,070      6,535,898
#*  Industrias CH S.A.B. de C.V., Series B......................  2,225,519     10,364,719
#   Industrias Penoles S.A.B. de C.V............................  1,118,573     18,965,222
#   Infraestructura Energetica Nova S.A.B. de C.V...............  3,251,186     15,910,755
#   Kimberly-Clark de Mexico S.A.B. de C.V., Class A............ 10,890,581     20,054,177
#*  La Comer S.A.B. de C.V......................................  4,920,869      5,412,553
#*  Maxcom Telecomunicaciones S.A.B. de C.V.....................    114,017         39,672
    Megacable Holdings S.A.B. de C.V............................  2,545,738     12,215,281
    Mexichem S.A.B. de C.V......................................  9,765,786     34,173,898
#*  Minera Frisco S.A.B. de C.V.................................  2,388,099      1,025,059
#   Nemak S.A.B. de C.V.........................................  3,493,912      2,881,326
    OHL Mexico S.A.B. de C.V....................................     11,502         16,410
#   Organizacion Cultiba S.A.B. de C.V..........................    194,351        156,417
#*  Organizacion Soriana S.A.B. de C.V., Class B................  3,368,277      6,361,463
    Promotora y Operadora de Infraestructura S.A.B. de C.V......  1,407,825     14,542,231
    Promotora y Operadora de Infraestructura S.A.B. de C.V......     14,954        113,934
    Qualitas Controladora S.A.B. de C.V.........................    928,385      2,486,619
    Rassini S.A.B. de C.V.......................................    372,307      1,361,961
    Rassini S.A.B. de C.V., Class A.............................    219,206        458,695
    Regional S.A.B. de C.V......................................  2,880,108     17,550,073
#*  Telesites S.A.B. de C.V.....................................  6,138,576      4,541,909
#   TV Azteca S.A.B. de C.V..................................... 10,311,676      1,289,115
    Unifin Financiera S.A.B. de C.V. SOFOM ENR..................    655,303      1,820,232
    Vitro S.A.B. de C.V., Series A..............................    369,765      1,160,813
    Wal-Mart de Mexico S.A.B. de C.V............................ 18,521,329     54,070,127
                                                                              ------------
TOTAL MEXICO....................................................               995,669,996
                                                                              ------------
PERU -- (0.1%)
    Cementos Pacasmayo SAA, ADR.................................     35,816        410,450
    Cia de Minas Buenaventura SAA, ADR..........................    156,351      2,148,263
    Credicorp, Ltd..............................................    159,207     36,421,785
*   Fossal SAA, ADR.............................................      3,794          2,319
*   Grana y Montero SAA, Sponsored ADR..........................    217,219        821,088
                                                                              ------------
TOTAL PERU......................................................                39,803,905
                                                                              ------------
PHILIPPINES -- (1.1%)
    8990 Holdings, Inc..........................................    129,700         18,253

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES      VALUE>>
                                                          ----------- -----------
PHILIPPINES -- (Continued)
    A Soriano Corp.......................................     818,000 $    93,842
    Aboitiz Equity Ventures, Inc.........................   5,994,570   6,511,028
    Aboitiz Power Corp...................................   5,700,300   3,995,306
    ACR Mining Corp......................................      11,905         752
*   AgriNurture, Inc.....................................     123,700      36,293
*   Alliance Global Group, Inc...........................  26,636,094   5,985,155
    Alsons Consolidated Resources, Inc...................   3,329,000      72,878
*   Apex Mining Co., Inc.................................  12,155,000     322,811
*   Atlas Consolidated Mining & Development Corp.........   2,979,300     216,612
    Ayala Corp...........................................   1,127,665  21,266,768
    Ayala Land, Inc......................................  23,565,820  18,148,491
    Bank of the Philippine Islands.......................   2,900,206   5,361,681
    BDO Unibank, Inc.....................................   5,742,093  14,292,168
    Belle Corp...........................................  28,932,700   1,750,266
    Bloomberry Resorts Corp..............................  35,254,900   6,965,027
    Cebu Air, Inc........................................   2,622,520   3,475,083
    Cebu Holdings, Inc...................................   2,065,000     217,575
*   CEMEX Holdings Philippines, Inc......................     868,600      50,553
    Century Pacific Food, Inc............................   5,165,050   1,508,138
    Century Properties Group, Inc........................   1,153,062       9,442
    China Banking Corp...................................   1,511,190     943,653
    Cirtek Holdings Philippines Corp.....................     667,390     520,639
    COL Financial Group, Inc.............................     133,700      41,018
    Cosco Capital, Inc...................................  12,325,400   1,415,903
    D&L Industries, Inc..................................  23,669,400   4,540,230
    DMCI Holdings, Inc...................................  35,223,700   7,832,418
*   DoubleDragon Properties Corp.........................   2,675,190   1,308,122
    Eagle Cement Corp....................................      49,000      14,675
*   East West Banking Corp...............................   5,922,950   1,611,308
*   EEI Corp.............................................   4,249,500     863,195
    Emperador, Inc.......................................   3,031,300     415,492
*   Empire East Land Holdings, Inc.......................  22,778,000     254,163
*   Energy Development Corp..............................  16,684,434   1,599,215
    Filinvest Development Corp...........................      89,300      11,917
    Filinvest Land, Inc.................................. 146,785,687   3,924,787
    First Gen Corp.......................................  12,560,700   3,671,180
    First Philippine Holdings Corp.......................   2,567,240   3,019,791
*   Global Ferronickel Holdings, Inc.....................   9,002,176     352,924
*   Global-Estate Resorts, Inc...........................     647,000      14,994
    Globe Telecom, Inc...................................     211,415   7,307,209
    GT Capital Holdings, Inc.............................     291,197   5,316,050
    Integrated Micro-Electronics, Inc....................   6,374,540   1,684,308
    International Container Terminal Services, Inc.......   4,350,892   7,294,955
    JG Summit Holdings, Inc..............................   6,668,380   7,036,644
    Jollibee Foods Corp..................................   2,440,877  12,417,405
    Leisure & Resorts World Corp.........................   1,361,320     102,754
*   Lepanto Consolidated Mining Co.......................  30,246,517      71,804
    Lopez Holdings Corp..................................  19,659,800   1,403,008
    LT Group, Inc........................................  11,776,200   3,992,227
    MacroAsia Corp.......................................   1,425,100     665,820
    Manila Electric Co...................................   1,246,800   8,921,122
    Manila Water Co., Inc................................  10,551,800   5,269,912
    Max's Group, Inc.....................................   1,132,000     274,063
    Megawide Construction Corp...........................  10,293,170   3,711,710
    Megaworld Corp.......................................  95,931,600   8,391,631
*   Melco Resorts And Entertainment Philippines Corp.....  18,574,500   2,411,106
    Metro Pacific Investments Corp.......................  83,691,500   7,428,589
    Metro Retail Stores Group, Inc.......................     154,000       8,034
    Metropolitan Bank & Trust Co.........................   3,988,829   5,542,135

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- ------------
PHILIPPINES -- (Continued)
    Nickel Asia Corp.....................................  9,101,700 $    745,646
    Pepsi-Cola Products Philippines, Inc................. 12,190,791      516,693
    Petron Corp.......................................... 21,680,600    3,624,438
    Philex Mining Corp...................................  2,206,050      183,971
*   Philippine National Bank.............................  2,203,063    1,935,525
    Philippine Stock Exchange, Inc. (The)................     84,552      325,249
*   Philweb Corp.........................................  4,037,840      425,866
    Phinma Energy Corp................................... 14,418,000      328,788
    Phoenix Petroleum Philippines, Inc...................  2,533,570      569,453
    Pilipinas Shell Petroleum Corp.......................    705,710      748,485
    PLDT, Inc., Sponsored ADR............................    249,808    6,240,204
    PLDT, Inc............................................    270,235    6,779,184
    Premium Leisure Corp................................. 34,418,000      583,433
*   Prime Orion Philippines, Inc.........................    713,000       37,028
*   Primex Corp..........................................    105,400        7,133
    Puregold Price Club, Inc.............................  5,783,380    4,933,887
*   PXP Energy Corp......................................  2,677,300      514,997
    RFM Corp.............................................  6,096,300      528,037
    Rizal Commercial Banking Corp........................  2,919,464    1,648,153
    Robinsons Land Corp.................................. 20,804,518    7,680,272
    Robinsons Retail Holdings, Inc.......................  1,869,850    3,009,163
    San Miguel Corp......................................  3,486,620    9,145,530
    San Miguel Food and Beverage, Inc....................    506,520      661,047
    Security Bank Corp...................................  1,877,668    7,177,244
    Semirara Mining & Power Corp.........................  8,484,500    5,065,757
*   Shakey's Pizza Asia Ventures, Inc....................     35,200        8,748
    SM Investments Corp..................................    540,530    9,687,468
    SM Prime Holdings, Inc............................... 22,790,790   16,225,219
*   SSI Group, Inc.......................................  2,131,000       82,716
    Starmalls, Inc.......................................    826,700      111,372
    STI Education Systems Holdings, Inc.................. 18,553,000      376,867
*   Top Frontier Investment Holdings, Inc................    153,057      747,071
*   Travellers International Hotel Group, Inc............  4,150,600      396,557
    Union Bank Of Philippines............................  1,482,222    2,361,948
    Universal Robina Corp................................  3,774,390    9,101,342
    Vista Land & Lifescapes, Inc......................... 53,546,000    6,047,575
*   Xurpas, Inc..........................................  2,943,500      181,386
                                                                     ------------
TOTAL PHILIPPINES........................................             320,647,684
                                                                     ------------
POLAND -- (1.5%)
*   AB SA................................................      2,455       12,487
*   Agora SA.............................................    190,360      541,582
*   Alior Bank SA........................................    693,401   13,787,902
    Alumetal SA..........................................      2,852       37,867
    Amica SA.............................................     32,697    1,114,991
#*  AmRest Holdings SE...................................     21,614    2,580,484
    Apator SA............................................     37,049      289,526
    Asseco Poland SA.....................................    759,702    9,589,527
    Bank Handlowy w Warszawie SA.........................    170,830    3,508,398
*   Bank Millennium SA...................................  3,788,930    9,532,199
    Bank Pekao SA........................................    339,452   10,393,783
    Bank Zachodni WBK SA.................................    122,039   12,239,386
#*  Bioton SA............................................    337,972      602,847
*   Boryszew SA..........................................  1,835,982    3,389,403
#   Budimex SA...........................................    102,300    3,496,102
#   CCC SA...............................................    191,547   11,800,656
#*  CD Projekt SA........................................    648,593   35,067,598
#   Ciech SA.............................................    416,582    6,350,969
#   ComArch SA...........................................     12,209      584,490

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- ------------
POLAND -- (Continued)
*   Cyfrowy Polsat SA....................................  1,376,776 $  8,953,334
*   Dino Polska SA.......................................    128,861    3,535,780
    Dom Development SA...................................     12,160      243,708
    Echo Investment SA...................................      9,098       10,831
    Elektrobudowa SA.....................................      2,716       40,163
*   Enea SA..............................................  2,180,067    5,716,582
#   Energa SA............................................  1,147,328    2,813,048
#   Eurocash SA..........................................    719,137    3,642,696
#*  Fabryki Mebli Forte SA...............................     98,797    1,242,466
*   Famur SA.............................................    367,719      509,491
    Firma Oponiarska Debica SA...........................     11,364      445,234
*   Getin Holding SA.....................................  2,424,449      384,674
#*  Getin Noble Bank SA..................................  4,755,441    1,275,385
    Globe Trade Centre SA................................    278,068      705,994
    Grupa Azoty SA.......................................    224,074    2,557,465
    Grupa Azoty Zaklady Chemiczne Police SA..............     17,834       85,480
    Grupa Kety SA........................................     62,902    5,518,157
    Grupa Lotos SA.......................................  1,359,546   24,288,095
*   Impexmetal SA........................................  1,188,985    1,396,719
#   ING Bank Slaski SA...................................    122,454    6,434,110
#   Inter Cars SA........................................     26,147    1,936,310
#*  Jastrzebska Spolka Weglowa SA........................    490,302   10,582,286
    Kernel Holding SA....................................    499,803    6,936,612
    KGHM Polska Miedz SA.................................  1,107,465   29,299,887
    KRUK SA..............................................    148,677    8,848,604
    LC Corp. SA..........................................    890,918      597,287
    Lentex SA............................................     34,442       74,634
    LPP SA...............................................      5,789   14,216,631
#*  Lubelski Wegiel Bogdanka SA..........................     79,657    1,351,463
#   mBank SA.............................................     77,521    9,073,995
#   Netia SA.............................................    877,246    1,190,403
    Neuca SA.............................................     19,599    1,370,642
    NEWAG SA.............................................        511        2,523
*   Orange Polska SA.....................................  4,522,776    6,166,981
    Orbis SA.............................................     72,828    1,782,405
#   Pfleiderer Group SA..................................     87,799      937,602
*   PGE Polska Grupa Energetyczna SA.....................  6,086,336   16,381,505
*   PKP Cargo SA.........................................     79,002    1,038,490
*   Polnord SA...........................................    294,652      732,337
    Polski Koncern Naftowy Orlen S.A.....................  2,073,148   52,577,175
*   Polskie Gornictwo Naftowe i Gazownictwo SA...........  5,488,247    8,294,275
*   Powszechna Kasa Oszczednosci Bank Polski SA..........  2,204,539   25,157,486
    Powszechny Zaklad Ubezpieczen SA.....................  2,248,472   25,860,537
*   Rafako SA............................................    591,437      568,583
    Stalexport Autostrady SA.............................    523,041      489,377
    Stalprodukt SA.......................................      9,094    1,227,570
#*  Tauron Polska Energia SA............................. 11,362,471    6,997,904
#   Trakcja SA...........................................    458,822      545,380
*   Vistula Group SA.....................................    898,651    1,040,565
    Warsaw Stock Exchange................................    224,060    2,372,787
    Wawel SA.............................................        590      144,021
    Zespol Elektrowni Patnow Adamow Konin SA.............     49,544      126,691
                                                                     ------------
TOTAL POLAND.............................................             432,642,557
                                                                     ------------
RUSSIA -- (1.3%)
    Etalon Group P.L.C., GDR.............................    650,174    1,816,003
    Etalon Group P.L.C., GDR.............................    281,135      787,178
    Gazprom PJSC, Sponsored ADR..........................  6,583,688   29,525,207
    Globaltrans Investment P.L.C., GDR...................    193,097    2,218,437

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
RUSSIA -- (Continued)
    Globaltrans Investment P.L.C., GDR...................   293,444 $  3,374,606
*   Lenta, Ltd., GDR.....................................   894,156    4,461,838
*   Lenta, Ltd., GDR.....................................   143,301      715,027
    Lukoil PJSC, Sponsored ADR(BYZF386)..................   199,323   14,251,594
    Lukoil PJSC, Sponsored ADR(BYZDW2900)................   598,466   42,928,721
    Magnitogorsk Iron & Steel Works PJSC, GDR............   718,001    6,927,385
*   Mail.Ru Group, Ltd., GDR.............................    83,777    2,262,531
*   Mail.Ru Group, Ltd., GDR.............................     8,829      239,266
*   Mechel PJSC, Sponsored ADR...........................   365,199    1,029,860
    MegaFon PJSC, GDR....................................   377,606    3,584,800
    MegaFon PJSC, GDR....................................   135,453    1,293,576
    MMC Norilsk Nickel PJSC, ADR.........................   111,699    1,934,068
    MMC Norilsk Nickel PJSC, ADR......................... 1,034,973   17,875,078
    Novatek PJSC, GDR....................................   111,723   17,739,206
    Novolipetsk Steel PJSC, GDR..........................   348,244    8,999,439
    Novolipetsk Steel PJSC, GDR..........................    91,022    2,353,829
    O'Key Group SA, GDR..................................    71,285      142,293
    PhosAgro PJSC, GDR...................................   307,967    4,070,458
    Ros Agro P.L.C., GDR.................................   135,725    1,450,320
    Ros Agro P.L.C., GDR.................................    13,128      140,470
    Rosneft Oil Co. PJSC, GDR............................   804,623    5,310,512
    Rosneft Oil Co. PJSC, GDR............................ 2,952,866   19,506,473
    Rostelecom PJSC, Sponsored ADR.......................   220,550    1,484,301
    Rostelecom PJSC, Sponsored ADR.......................   164,180    1,123,296
    RusHydro PJSC, ADR................................... 4,579,241    4,687,691
    Sberbank of Russia PJSC, Sponsored ADR............... 4,081,901   57,422,420
    Sberbank of Russia PJSC, Sponsored ADR............... 2,358,840   33,094,525
    Severstal PJSC, GDR..................................   650,882   10,620,939
    Severstal PJSC, GDR..................................    13,766      224,661
    Tatneft PJSC, Sponsored ADR..........................   759,537   52,357,951
    TMK PJSC, GDR........................................   349,115    1,619,894
    TMK PJSC, GDR........................................    80,338      371,258
#   VEON, Ltd., ADR...................................... 2,225,349    6,742,807
    VTB Bank PJSC, GDR................................... 3,938,248    6,145,337
    VTB Bank PJSC, GDR................................... 4,782,167    7,460,180
    X5 Retail Group NV, GDR..............................   398,885   10,688,076
    X5 Retail Group NV, GDR..............................    29,089      779,585
                                                                    ------------
TOTAL RUSSIA.............................................            389,761,096
                                                                    ------------
SOUTH AFRICA -- (7.3%)
#   Absa Group, Ltd...................................... 5,592,618   72,859,107
    Adcock Ingram Holdings, Ltd..........................   809,690    3,955,319
*   Adcorp Holdings, Ltd.................................   347,583      413,722
    Advtech, Ltd......................................... 4,238,737    5,055,301
    AECI, Ltd............................................ 1,288,903   10,366,968
    African Oxygen, Ltd..................................   710,616    1,533,985
*   African Phoenix Investments, Ltd..................... 4,779,215      217,421
    African Rainbow Minerals, Ltd........................ 1,530,622   13,208,349
    Afrimat, Ltd.........................................   111,050      208,752
    Alexander Forbes Group Holdings, Ltd................. 1,366,455      520,634
*   Allied Electronics Corp., Ltd........................    75,444       89,656
    Alviva Holdings, Ltd................................. 1,422,741    2,023,996
    Anglo American Platinum, Ltd.........................   308,849    9,500,186
    AngloGold Ashanti, Ltd...............................   691,049    6,066,138
    AngloGold Ashanti, Ltd., Sponsored ADR............... 4,151,296   36,905,021
*   ArcelorMittal South Africa, Ltd...................... 1,520,629      370,302
#*  Ascendis Health, Ltd.................................   834,386      647,668
    Aspen Pharmacare Holdings, Ltd....................... 1,589,093   30,783,051
    Assore, Ltd..........................................   248,365    5,176,268

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- ------------
SOUTH AFRICA -- (Continued)
    Astral Foods, Ltd....................................    580,601 $ 12,863,788
*   Attacq, Ltd..........................................  3,379,672    4,301,047
*   Aveng, Ltd........................................... 42,695,535      290,751
    AVI, Ltd.............................................  4,002,127   33,232,615
    Balwin Properties, Ltd...............................     21,544        7,436
    Barloworld, Ltd......................................  3,718,086   35,786,770
    Bid Corp., Ltd.......................................  2,192,811   43,844,420
    Bidvest Group, Ltd. (The)............................  3,482,771   49,506,895
    Blue Label Telecoms, Ltd.............................  5,144,519    3,604,601
#*  Brait SE.............................................  1,486,569    4,863,326
#   Capitec Bank Holdings, Ltd...........................    306,160   22,109,224
#   Cashbuild, Ltd.......................................    264,659    6,231,124
    Caxton and CTP Publishers and Printers, Ltd..........    433,083      353,968
#   City Lodge Hotels, Ltd...............................    363,692    4,146,373
    Clicks Group, Ltd....................................  2,284,939   33,535,986
    Clover Industries, Ltd...............................    623,824      775,573
*   Consolidated Infrastructure Group, Ltd...............    428,833      103,956
    Coronation Fund Managers, Ltd........................  2,327,355   10,526,520
#*  Curro Holdings, Ltd..................................    403,994      951,282
    DataTec, Ltd.........................................  3,761,420    6,999,639
    Dis-Chem Pharmacies, Ltd.............................    347,680      767,604
    Discovery, Ltd.......................................  2,736,678   35,274,355
*   Distell Group Holdings, Ltd..........................    307,400    2,999,879
    DRDGOLD, Ltd., Sponsored ADR.........................      4,569       11,742
    DRDGOLD, Ltd.........................................  3,818,510      993,798
*   enX Group, Ltd.......................................    187,307      170,118
#   EOH Holdings, Ltd....................................  1,195,218    3,777,500
#   Exxaro Resources, Ltd................................  2,062,387   20,321,704
#*  Famous Brands, Ltd...................................    857,193    7,337,704
    FirstRand, Ltd....................................... 23,983,632  126,060,438
#   Foschini Group, Ltd. (The)...........................  2,611,678   34,101,133
    Gold Fields, Ltd.....................................    982,720    3,606,336
#   Gold Fields, Ltd., Sponsored ADR.....................  9,751,981   36,472,409
    Grand Parade Investments, Ltd........................    885,554      129,984
#*  Grindrod Shipping Holdings, Ltd......................    148,785    1,514,123
*   Grindrod, Ltd........................................  5,951,408    3,551,195
*   Group Five, Ltd......................................    715,984       46,216
    Harmony Gold Mining Co., Ltd.........................  1,698,315    2,826,730
#   Harmony Gold Mining Co., Ltd., Sponsored ADR.........  3,894,583    6,620,791
*   Howden Africa Holdings, Ltd..........................     15,743       45,295
    Hudaco Industries, Ltd...............................    309,886    3,455,657
    Hulamin, Ltd.........................................    737,867      276,471
#*  Impala Platinum Holdings, Ltd........................  4,820,912    7,160,729
#   Imperial Holdings, Ltd...............................  1,889,734   30,639,890
#   Investec, Ltd........................................  2,248,612   16,248,845
#   Invicta Holdings, Ltd................................    139,879      354,215
    Italtile, Ltd........................................    402,675      383,004
    JSE, Ltd.............................................  1,180,965   14,897,612
    KAP Industrial Holdings, Ltd.........................  8,399,411    4,560,513
#   Kumba Iron Ore, Ltd..................................    728,314   16,113,450
#   Lewis Group, Ltd.....................................  1,304,444    2,962,317
    Liberty Holdings, Ltd................................  1,734,810   15,177,976
#   Life Healthcare Group Holdings, Ltd.................. 14,138,764   25,785,060
    Long4Life, Ltd.......................................  1,628,088      646,438
#   Massmart Holdings, Ltd...............................  1,432,737   12,777,694
    Merafe Resources, Ltd................................ 11,118,377    1,285,682
    Metair Investments, Ltd..............................  1,517,361    1,782,509
    Metrofile Holdings, Ltd..............................    155,382       41,913
    MiX Telematics, Ltd., Sponsored ADR..................     35,196      616,634

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES      VALUE>>
                                                          ---------- --------------
SOUTH AFRICA -- (Continued)
    MMI Holdings, Ltd.................................... 12,236,848 $   15,789,359
    Mondi, Ltd...........................................  1,263,954     34,631,976
    Mpact, Ltd...........................................  1,661,178      2,873,930
    Mr. Price Group, Ltd.................................  2,090,895     37,301,148
#   MTN Group, Ltd....................................... 13,845,227    120,444,566
    Murray & Roberts Holdings, Ltd.......................  4,260,045      5,854,392
*   Nampak, Ltd..........................................  6,748,834      7,761,125
    Naspers, Ltd., Class N...............................    621,928    153,099,197
    Nedbank Group, Ltd...................................  2,011,214     41,619,456
#   NEPI Rockcastle P.L.C................................    782,108      7,243,184
    Netcare, Ltd......................................... 10,181,474     20,880,391
*   Northam Platinum, Ltd................................  3,373,570      9,050,132
#   Novus Holdings, Ltd..................................    161,502         46,568
    Oceana Group, Ltd....................................    475,996      2,824,136
    Omnia Holdings, Ltd..................................    654,514      6,424,125
    Peregrine Holdings, Ltd..............................  2,688,383      4,256,558
    Pick n Pay Stores, Ltd...............................  3,835,073     21,653,624
    Pioneer Foods Group, Ltd.............................    947,502      8,357,443
*   PPC, Ltd............................................. 14,230,714      6,896,375
    PSG Group, Ltd.......................................    721,937     12,761,385
    Raubex Group, Ltd....................................  1,563,913      2,351,624
    RCL Foods, Ltd.......................................    179,895        234,319
    Reunert, Ltd.........................................  1,998,338     12,412,893
#   Rhodes Food Group Pty, Ltd...........................    528,809        744,934
#*  Royal Bafokeng Platinum, Ltd.........................    321,564        593,282
    Sanlam, Ltd.......................................... 10,243,339     59,387,811
    Santam, Ltd..........................................    350,578      8,057,617
    Sappi, Ltd...........................................  6,363,038     45,476,207
    Sasol, Ltd...........................................  2,004,055     78,974,840
#   Sasol, Ltd., Sponsored ADR...........................  1,144,917     45,350,162
#   Shoprite Holdings, Ltd...............................  3,413,393     56,453,717
#*  Sibanye Gold, Ltd....................................  9,873,133      6,043,379
#*  Sibanye Gold, Ltd., Sponsored ADR....................  2,222,764      5,601,366
    SPAR Group, Ltd. (The)...............................  2,266,370     33,004,563
    Spur Corp., Ltd......................................    533,767      1,039,151
#*  Stadio Holdings, Ltd.................................    571,245        174,054
    Standard Bank Group, Ltd.............................  8,843,736    136,748,086
#*  Steinhoff International Holdings NV.................. 10,257,445      1,931,674
#*  Sun International, Ltd...............................  1,328,932      5,949,487
*   Super Group, Ltd.....................................  4,523,031     11,941,031
    Telkom SA SOC, Ltd...................................  3,451,947     13,259,596
    Tiger Brands, Ltd....................................  1,278,910     33,899,958
    Tongaat Hulett, Ltd..................................  1,197,561      7,674,479
    Transaction Capital, Ltd.............................    747,336        976,350
    Trencor, Ltd.........................................    861,800      2,080,945
    Truworths International, Ltd.........................  5,043,318     31,329,894
    Tsogo Sun Holdings, Ltd..............................  4,440,917      7,301,462
#   Vodacom Group, Ltd...................................  2,971,189     31,656,707
    Wilson Bayly Holmes-Ovcon, Ltd.......................    665,938      7,032,017
    Woolworths Holdings, Ltd.............................  9,608,348     37,328,219
                                                                     --------------
TOTAL SOUTH AFRICA.......................................             2,120,511,695
                                                                     --------------
SOUTH KOREA -- (16.2%)
#*  3S Korea Co., Ltd....................................     61,927        174,731
#   ABco Electronics Co., Ltd............................     75,429        656,783
#*  Able C&C Co., Ltd....................................     68,028        847,156
#   ABOV Semiconductor Co., Ltd..........................    110,227        522,625
#*  Ace Technologies Corp................................    314,603      1,467,917
#*  Actoz Soft Co., Ltd..................................     42,950        484,747

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
SOUTH KOREA -- (Continued)
#*  ADTechnology Co., Ltd................................    13,196 $   150,343
#*  Advanced Digital Chips, Inc..........................   171,610     357,720
#   Advanced Nano Products Co., Ltd......................    46,866     965,044
*   Advanced Process Systems Corp........................     9,609     219,286
#   Aekyung Petrochemical Co., Ltd.......................   217,695   2,243,128
#   AfreecaTV Co., Ltd...................................   108,845   4,135,834
#*  Agabang&Company......................................   247,462   1,033,559
    Ahn-Gook Pharmaceutical Co., Ltd.....................    61,452     649,572
    Ahnlab, Inc..........................................    34,822   1,706,029
#   AJ Networks Co., Ltd.................................   142,305     669,050
#*  AJ Rent A Car Co., Ltd...............................   231,183   2,365,058
#*  Ajin Industrial Co., Ltd.............................    85,533     191,561
    AK Holdings, Inc.....................................    62,759   4,333,469
#*  Alticast Corp........................................    77,513     244,728
#   ALUKO Co., Ltd.......................................   354,683   1,107,590
#*  Aminologics Co., Ltd.................................    99,988     196,121
    Amorepacific Corp....................................    80,001  19,142,416
    AMOREPACIFIC Group...................................   135,701  11,631,354
*   Amotech Co., Ltd.....................................    97,329   3,211,335
#*  Anam Electronics Co., Ltd............................   287,995     867,388
*   Ananti, Inc..........................................   246,528   1,724,510
*   Anapass, Inc.........................................    53,579     750,374
#*  Aprogen Healthcare & Games, Inc......................   172,736     181,886
#*  Aprogen KIC, Inc.....................................    11,732     101,599
#*  APS Holdings Corp....................................   293,376   1,465,757
#   Asia Cement Co., Ltd.................................    18,839   2,284,878
    ASIA Holdings Co., Ltd...............................    13,101   1,469,883
    Asia Paper Manufacturing Co., Ltd....................    51,193   1,549,934
*   Asiana Airlines, Inc................................. 1,495,642   5,715,464
#   Atec Co., Ltd........................................    32,288     211,691
#*  A-Tech Solution Co., Ltd.............................    36,570     300,601
#   Atinum Investment Co., Ltd...........................   458,128   1,302,679
    AtlasBX Co., Ltd.....................................       255      10,672
#   AUK Corp.............................................   258,641     572,219
#   Aurora World Corp....................................    65,735     615,837
#   Austem Co., Ltd......................................   215,861     876,004
#   Autech Corp..........................................   182,200   2,041,077
#*  Automobile & PCB.....................................   318,643     178,192
#*  Avaco Co., Ltd.......................................   101,289     650,431
#   Avatec Co., Ltd......................................    19,435     116,023
#   Baiksan Co., Ltd.....................................   117,697     630,303
#*  Barun Electronics Co., Ltd...........................   447,625     461,741
#*  Barunson Entertainment & Arts Corp...................   340,030     520,505
#   Bcworld Pharm Co., Ltd...............................    25,226     581,775
#*  BG T&A Co............................................    16,647      50,110
    BGF Co., Ltd.........................................   873,260   7,433,683
#*  BH Co., Ltd..........................................   144,990   3,215,444
#*  Binex Co., Ltd.......................................   131,067   1,128,007
    Binggrae Co., Ltd....................................    43,034   2,316,249
#*  Biolog Device Co., Ltd...............................   170,537     330,238
#*  BioSmart Co., Ltd....................................   141,596     684,637
#*  Biotoxtech Co., Ltd..................................    73,776     723,135
#*  Biovill Co., Ltd.....................................   109,654     276,064
#*  BIT Computer Co., Ltd................................    58,762     332,733
#   Bixolon Co., Ltd.....................................    35,044     193,918
#   Bluecom Co., Ltd.....................................   136,842     605,137
    BNK Financial Group, Inc............................. 2,065,009  16,559,861
    Boditech Med, Inc....................................    69,473     943,713
#*  Bohae Brewery Co., Ltd...............................   813,709     618,546

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EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
SOUTH KOREA -- (Continued)
#   BoKwang Industry Co., Ltd............................ 125,941 $   585,712
    Bookook Securities Co., Ltd..........................  11,227     240,307
#*  Boryung Medience Co., Ltd............................  43,591     401,351
#   Boryung Pharmaceutical Co., Ltd...................... 108,705   1,003,059
#*  Bosung Power Technology Co., Ltd..................... 469,248   1,331,033
#*  Brain Contents Co., Ltd.............................. 900,449     800,710
    BRIDGETEC Corp.......................................  32,953     112,372
#*  Bubang Co., Ltd...................................... 250,855     655,613
    Bukwang Pharmaceutical Co., Ltd......................  33,724     693,637
    Busan City Gas Co., Ltd..............................     449      14,617
    BYC Co., Ltd.........................................     462     106,364
#*  BYON Co., Ltd........................................ 146,553     290,116
    Byucksan Corp........................................ 479,931   1,400,485
#*  C&S Asset Management Co., Ltd........................  74,925      10,988
#*  CammSys Corp......................................... 531,527   1,033,995
#   Capro Corp........................................... 317,977   1,768,115
    Caregen Co., Ltd.....................................  12,761     842,526
    Cell Biotech Co., Ltd................................  68,287   2,051,442
#*  Celltrion Pharm, Inc.................................  60,461   3,819,580
#*  Celltrion, Inc....................................... 215,585  52,501,813
#*  Chabiotech Co., Ltd.................................. 153,524   1,936,595
#   Changhae Ethanol Co., Ltd............................  68,808     933,129
#*  Charm Engineering Co., Ltd........................... 471,868     755,357
    Cheil Worldwide, Inc................................. 356,350   6,443,541
#*  Chemtronics Co., Ltd.................................  87,309     530,777
#   Cheryong Electric Co., Ltd...........................  41,558     300,914
#   Cheryong Industrial Co. Ltd/new......................  30,580     236,151
#*  ChinHung International, Inc.......................... 115,198     195,880
#   Chinyang Holdings Corp............................... 132,433     307,994
#*  Choa Pharmaceutical Co............................... 107,742     487,906
    Choheung Corp........................................     245      47,801
#   Chokwang Paint, Ltd..................................  53,005     378,570
    Chong Kun Dang Pharmaceutical Corp...................  49,978   4,678,656
#   Chongkundang Holdings Corp...........................  25,612   1,487,457
#   Choong Ang Vaccine Laboratory........................  45,131     804,562
#*  Chorokbaem Media Co., Ltd............................ 562,123     704,561
    Chosun Refractories Co., Ltd.........................   2,770     209,584
    Chungdahm Learning, Inc..............................  73,222   1,282,238
#   CJ CGV Co., Ltd...................................... 118,809   6,386,102
    CJ CheilJedang Corp..................................  80,676  24,410,420
    CJ Corp.............................................. 147,572  18,550,215
    CJ ENM Co., Ltd......................................   8,252   1,713,597
    CJ Freshway Corp.....................................  65,250   1,809,268
    CJ Hello Co., Ltd.................................... 412,908   3,369,976
#*  CJ Logistics Corp....................................  52,186   7,057,553
#*  CJ Seafood Corp...................................... 119,537     298,070
#   CKD Bio Corp.........................................  44,956     777,013
#   Clean & Science Co., Ltd.............................  44,547     616,995
#*  CODI-M Co., Ltd...................................... 205,929     228,006
    Com2uSCorp...........................................  75,042  10,206,657
#   Commax Co., Ltd......................................  62,055     266,994
#   Coreana Cosmetics Co., Ltd........................... 119,739     612,688
#   Cosmax BTI, Inc......................................  40,558   1,063,798
#   Cosmax, Inc..........................................  48,230   5,878,197
#   Cosmecca Korea Co., Ltd..............................  16,190     403,528
#*  CosmoAM&T Co., Ltd...................................  75,835   1,742,409
#*  Cosmochemical Co., Ltd...............................  99,762   1,868,758
#*  COSON Co., Ltd....................................... 110,084   1,124,025
    Coway Co., Ltd....................................... 228,476  19,187,211

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CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
SOUTH KOREA -- (Continued)
#   Coweaver Co., Ltd....................................  28,980 $   195,775
    COWELL FASHION Co., Ltd.............................. 383,247   2,048,676
#*  Creative & Innovative System......................... 154,207     422,391
    Crown Confectionery Co., Ltd.........................  25,620     288,259
#   CROWNHAITAI Holdings Co., Ltd........................ 106,748   1,361,148
#*  CrucialTec Co., Ltd.................................. 313,726     693,950
#   CS Wind Corp.........................................  33,305     862,366
#*  CTC BIO, Inc.........................................  52,973     656,218
#*  CTGen Co., Ltd....................................... 181,494     639,112
    Cuckoo Holdings Co., Ltd.............................   7,072   1,015,031
*   Cuckoo Homesys Co., Ltd..............................   5,139   1,013,457
#*  Curo Co., Ltd........................................ 821,376     586,846
#*  CUROCOM Co., Ltd..................................... 140,600     263,987
#*  Curoholdings Co., Ltd................................ 317,087     257,172
#   Cymechs, Inc.........................................  63,814     630,170
#   D.I Corp............................................. 256,434   1,186,612
#   Dae Dong Industrial Co., Ltd......................... 121,703     804,760
    Dae Han Flour Mills Co., Ltd.........................  10,551   1,680,380
    Dae Hwa Pharmaceutical Co., Ltd......................  66,591   1,433,018
#   Dae Hyun Co., Ltd.................................... 307,246     704,667
#*  Dae Won Chemical Co., Ltd............................ 250,699     480,614
    Dae Won Kang Up Co., Ltd............................. 150,350     555,283
#*  Dae Young Packaging Co., Ltd......................... 845,904     627,230
#   Daea TI Co., Ltd..................................... 756,252   4,732,537
#   Daebongls Co., Ltd...................................  47,429     377,255
#   Daechang Co., Ltd.................................... 481,457     468,477
    Daechang Forging Co., Ltd............................   2,486     100,528
    Daeduck Electronics Co............................... 336,982   2,565,889
    Daeduck GDS Co., Ltd................................. 189,072   2,273,017
    Daegu Department Store...............................  33,880     301,005
#*  Daehan New Pharm Co., Ltd............................ 112,554   1,334,525
#   Daehan Steel Co., Ltd................................ 161,243   1,109,099
#   Dae-Il Corp.......................................... 182,252   1,005,435
#*  Daejoo Electronic Materials Co., Ltd.................  48,934   1,385,709
    Daekyo Co., Ltd...................................... 200,106   1,327,935
#   Daelim B&Co. Co., Ltd................................  91,182     426,449
#   Daelim C&S Co., Ltd..................................  10,662     118,495
    Daelim Industrial Co., Ltd........................... 188,942  13,257,249
#*  DAEMYUNG Corp. Co., Ltd.............................. 244,531     568,546
#   Daeryuk Can Co., Ltd................................. 119,023     682,279
    Daesang Corp......................................... 198,934   4,379,865
#   Daesang Holdings Co., Ltd............................ 190,503   1,420,868
    Daesung Energy Co., Ltd..............................  13,173      69,425
#   Daesung Holdings Co., Ltd............................  22,393     143,058
*   Daesung Industrial Co., Ltd..........................  33,939     158,007
#*  Daesung Private Equity, Inc.......................... 148,393     296,449
#*  Daewon Cable Co., Ltd................................ 342,127     533,235
#*  Daewon Media Co., Ltd................................  60,982     442,515
#   Daewon Pharmaceutical Co., Ltd....................... 109,188   1,885,827
#   Daewon San Up Co., Ltd...............................  85,642     514,041
#*  Daewoo Electronic Components Co., Ltd................ 221,333     459,687
*   Daewoo Engineering & Construction Co., Ltd........... 708,904   3,606,006
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd.... 199,992   4,722,337
    Daewoong Co., Ltd.................................... 130,911   1,722,778
#   Daewoong Pharmaceutical Co., Ltd.....................  16,355   2,682,742
*   Dahaam E-Tec Co., Ltd................................   1,420      34,147
#   Daihan Pharmaceutical Co., Ltd.......................  46,727   1,786,549
    Daishin Information & Communication..................  14,863      13,314
    Daishin Securities Co., Ltd.......................... 455,826   4,780,854

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CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
SOUTH KOREA -- (Continued)
#*  Danal Co., Ltd.......................................   232,592 $   951,513
#   Danawa Co., Ltd......................................    32,543     473,792
#   Daou Data Corp.......................................   241,143   2,452,953
#   Daou Technology, Inc.................................   396,893   8,427,350
#*  Dasan Networks, Inc..................................   100,338     624,753
#   Dawonsys Co., Ltd....................................    82,802   1,051,891
#   Dayou Automotive Seat Technology Co., Ltd............   741,131     693,287
#*  Dayou Plus Co., Ltd..................................   258,088     255,751
    DB Financial Investment Co., Ltd.....................   321,201   1,126,658
    DB HiTek Co., Ltd....................................   454,222   6,838,838
    DB Insurance Co., Ltd................................   520,241  30,003,993
#*  DB, Inc.............................................. 1,091,413     845,128
#   DCM Corp.............................................    31,333     350,407
#*  Deutsch Motors, Inc..................................   154,134     760,019
#   Development Advance Solution Co., Ltd................     2,668      19,417
    DGB Financial Group, Inc............................. 1,241,812  10,396,435
#   DHP Korea Co., Ltd...................................    71,327     919,226
    Digital Chosun Co., Ltd..............................   217,681     378,639
#*  Digital Optics Co., Ltd..............................   106,107     124,201
#   Digital Power Communications Co., Ltd................   187,021     619,215
*   DIO Corp.............................................    79,992   2,490,809
#   Display Tech Co., Ltd................................    15,091      52,464
#   DMS Co., Ltd.........................................   208,414   1,249,076
#   DNF Co., Ltd.........................................    91,414     958,319
#   Dong A Eltek Co., Ltd................................   123,412   1,056,972
#*  Dong Ah Tire & Rubber Co., Ltd.......................    42,233     493,019
    Dong-A Socio Holdings Co., Ltd.......................    18,627   1,609,825
    Dong-A ST Co., Ltd...................................    31,535   2,704,746
#   Dong-Ah Geological Engineering Co., Ltd..............   123,923   1,780,310
#   Dongbang Transport Logistics Co., Ltd................   107,587     171,887
#*  Dongbu Corp..........................................    60,376     496,340
#*  Dongbu Steel Co., Ltd................................    38,726     252,540
#   Dong-Il Corp.........................................     6,915     345,760
#   Dongil Industries Co., Ltd...........................    14,446     833,785
    Dongjin Semichem Co., Ltd............................   317,117   3,287,840
*   Dongkook Industrial Co., Ltd.........................   326,363     320,357
    DongKook Pharmaceutical Co., Ltd.....................    23,776   1,337,142
#   Dongkuk Industries Co., Ltd..........................   354,643   1,008,066
#   Dongkuk Steel Mill Co., Ltd..........................   706,048   4,851,054
#   Dongkuk Structures & Construction Co., Ltd...........   312,957   1,248,246
#*  Dongnam Marine Crane Co., Ltd........................   288,320     405,939
#   Dongsuh Cos., Inc....................................    55,934   1,275,808
#   Dongsung Chemical Co., Ltd...........................    22,347     279,293
#   DONGSUNG Corp........................................   294,802   1,582,602
#*  Dongsung Finetec Co., Ltd............................   103,124     569,410
#*  Dongsung Pharmaceutical Co., Ltd.....................    59,425   1,125,787
#   Dongwha Enterprise Co., Ltd..........................    39,058   1,031,407
    Dongwha Pharm Co., Ltd...............................   192,758   1,911,424
    Dongwon Development Co., Ltd.........................   514,395   1,821,208
    Dongwon F&B Co., Ltd.................................     9,834   2,336,631
    Dongwon Industries Co., Ltd..........................    14,072   4,005,093
*   Dongwon Metal Co., Ltd...............................    33,834      36,656
#   Dongwon Systems Corp.................................    34,152   1,025,976
    Dongwoo Farm To Table Co., Ltd.......................    15,270      48,955
    Dongwoon Anatech Co., Ltd............................     2,506      13,568
#   Dongyang E&P, Inc....................................    55,195     506,129
#*  Dongyang Steel Pipe Co., Ltd.........................   791,979   1,480,171
*   Doosan Bobcat, Inc...................................    32,834     978,258
    Doosan Corp..........................................    66,376   6,179,835

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CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
SOUTH KOREA -- (Continued)
*   Doosan Heavy Industries & Construction Co., Ltd......   826,016 $11,142,528
#*  Doosan Infracore Co., Ltd............................ 1,575,796  14,231,641
    DoubleUGames Co., Ltd................................    42,359   2,082,023
    Douzone Bizon Co., Ltd...............................   182,011   8,831,823
#*  Dragonfly GF Co., Ltd................................    36,843     146,944
    DRB Holding Co., Ltd.................................    72,390     438,170
#*  DRTECH Corp..........................................    44,089      73,702
#   DSK Co., Ltd.........................................    64,072     308,432
#   DSR Corp.............................................    15,255      62,779
#   DSR Wire Corp........................................    72,923     308,942
#*  DST ROBOT Co., Ltd...................................   508,462     773,287
#   DTR Automotive Corp..................................    43,125   1,299,989
#*  Duk San Neolux Co., Ltd..............................    80,140   1,226,500
#*  Duksan Hi-Metal Co., Ltd.............................    56,787     344,203
#   Duksung Co., Ltd.....................................    41,724     125,553
#   DY Corp..............................................   198,199     930,072
#   DY POWER Corp........................................    70,589   1,327,246
#   e Tec E&C, Ltd.......................................    20,636   2,387,139
#   E1 Corp..............................................    25,778   1,507,731
#   Eagon Industrial, Ltd................................    79,501     844,908
#   Easy Bio, Inc........................................   711,483   4,864,499
#*  EcoBio Holdings Co., Ltd.............................    66,846     425,904
#*  Ecopro Co., Ltd......................................   152,876   5,243,170
    e-Credible Co., Ltd..................................     6,969      93,778
#   Eehwa Construction Co., Ltd..........................    47,035     306,267
#   EG Corp..............................................    48,518     357,102
#*  Ehwa Technologies Information Co., Ltd............... 4,467,775   1,316,240
#   Elcomtec Co., Ltd....................................   135,076     243,949
#*  Elentec Co., Ltd.....................................   129,207     353,510
#   e-LITECOM Co., Ltd...................................    72,326     379,436
#*  ELK Corp.............................................   326,464     272,523
    E-MART, Inc..........................................    72,386  14,151,241
#*  EMKOREA Co., Ltd.....................................    71,409     254,483
#   EM-Tech Co., Ltd.....................................   118,971   1,951,718
#*  EMW Co., Ltd.........................................    94,607     266,545
#*  Enerzent Co., Ltd....................................    41,142     107,344
#   Enex Co., Ltd........................................   171,994     233,088
    ENF Technology Co., Ltd..............................   139,679   1,757,090
#   Eo Technics Co., Ltd.................................    45,182   2,587,847
#   eSang Networks Co., Ltd..............................    25,658     222,686
#   Estechpharma Co., Ltd................................    60,050     571,572
*   ESTsoft Corp.........................................     3,612      22,673
#*  E-TRON Co., Ltd...................................... 1,461,912     341,502
    Eugene Corp..........................................   555,517   3,382,583
*   Eugene Investment & Securities Co., Ltd.............. 1,000,227   2,603,169
    Eugene Technology Co., Ltd...........................    65,242     934,145
#*  Eusu Holdings Co., Ltd...............................   134,994     687,734
#   EVERDIGM Corp........................................    82,015     633,185
#*  EXA E&C, Inc.........................................    34,309      46,000
*   Exem Co., Ltd........................................    37,161     112,563
#   Exicon Co., Ltd......................................    26,602     184,053
#   F&F Co., Ltd.........................................    63,622   4,455,236
#   Farmsco..............................................   162,517   1,677,927
#*  FarmStory Co., Ltd...................................   624,255     745,198
#*  Feelingk Co., Ltd....................................   233,628     581,500
#   Feelux Co., Ltd......................................   334,117   3,643,547
#   Fila Korea, Ltd......................................   408,260  11,592,322
#   Fine DNC Co., Ltd....................................   184,017     410,462
#   Fine Semitech Corp...................................   178,654     944,442

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EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
SOUTH KOREA -- (Continued)
#*  Fine Technix Co., Ltd................................   354,123 $   761,817
*   Finetex EnE, Inc.....................................    77,805     186,749
#*  Firstec Co., Ltd.....................................   107,198     457,678
#*  Foosung Co., Ltd.....................................   538,300   5,593,299
    Fursys, Inc..........................................    11,270     303,230
    Gabia, Inc...........................................    19,569     162,727
#   Galaxia Communications Co., Ltd......................    58,607     194,107
#*  Gamevil, Inc.........................................    36,545   1,703,210
#   Gaon Cable Co., Ltd..................................    18,867     371,799
#*  Genic Co., Ltd.......................................    40,913     499,085
*   Genie Music Corp.....................................    82,701     447,501
#   Geumhwa PSC Co., Ltd.................................     1,959      57,803
#*  Gigalane Co., Ltd....................................   155,187     403,097
    GIIR, Inc............................................    13,377      97,201
*   Global Display Co., Ltd..............................    53,667      42,458
#   Global Standard Technology Co., Ltd..................   110,726     687,935
#   GMB Korea Corp.......................................   141,971     905,317
#*  GNCO Co., Ltd........................................   667,649   1,309,451
#   GOLFZON Co., Ltd.....................................    33,638   1,176,368
#   Golfzon Newdin Holdings Co., Ltd.....................   297,926   1,131,269
#*  Good People Co., Ltd.................................     8,052      30,784
    Grand Korea Leisure Co., Ltd.........................   258,969   5,715,553
    Green Cross Corp.....................................    15,757   2,508,355
    Green Cross Holdings Corp............................   105,383   2,814,556
#   GS Engineering & Construction Corp...................   332,334  13,510,498
#   GS Global Corp.......................................   575,205   1,704,976
    GS Holdings Corp.....................................   600,048  28,879,124
    GS Home Shopping, Inc................................    22,626   4,026,659
#   GS Retail Co., Ltd...................................   177,855   5,298,390
#*  G-SMATT GLOBAL Co., Ltd..............................   117,281   1,198,054
#   Gwangju Shinsegae Co., Ltd...........................     3,139     581,207
#*  GY Commerce Co., Ltd.................................   128,715     336,649
    HAESUNG DS Co., Ltd..................................    55,443     948,624
#   Haesung Industrial Co., Ltd..........................     7,907      96,046
#   Haimarrow Food Service Co., Ltd......................    32,100      92,793
    Haitai Confectionery & Foods Co., Ltd................    31,222     360,640
#   Halla Corp...........................................   194,505     925,763
#   Halla Holdings Corp..................................    99,997   4,138,069
#   Han Kuk Carbon Co., Ltd..............................   316,606   1,586,960
    Hana Financial Group, Inc............................ 1,195,434  48,065,547
#*  Hana Micron, Inc.....................................   244,422   1,053,705
#   Hana Tour Service, Inc...............................    76,869   5,367,344
*   Hanall Biopharma Co., Ltd............................    35,696     776,732
#   Hancom MDS, Inc......................................    38,471     633,649
    Hancom, Inc..........................................   115,000   1,735,737
#   Handok, Inc..........................................    38,996     886,410
    Handsome Co., Ltd....................................   125,072   4,223,917
    Hanil Cement Co., Ltd................................    34,680   4,448,737
#*  Hanil Vacuum Co., Ltd................................   322,869     594,343
#*  Hanjin Heavy Industries & Construction Co., Ltd......   873,823   2,188,687
#*  Hanjin Heavy Industries & Construction Holdings Co.,
      Ltd................................................    85,414     303,422
    Hanjin Kal Corp......................................   353,165   5,832,960
#   Hanjin Transportation Co., Ltd.......................   111,212   2,304,649
#*  Hankook Cosmetics Co., Ltd...........................   124,411   1,422,758
#   Hankook Cosmetics Manufacturing Co., Ltd.............    14,022     412,209
    Hankook Shell Oil Co., Ltd...........................     7,425   2,333,778
    Hankook Tire Co., Ltd................................   508,553  20,185,182
    Hankuk Glass Industries, Inc.........................     3,770     181,680
#   Hankuk Paper Manufacturing Co., Ltd..................    24,777     474,153

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
SOUTH KOREA -- (Continued)
    Hankuk Steel Wire Co., Ltd...........................     5,197 $    13,073
    Hanla IMS Co., Ltd...................................    12,172      74,276
    Hanmi Pharm Co., Ltd.................................    24,401   9,277,595
    Hanmi Science Co., Ltd...............................    26,321   1,634,013
#   Hanmi Semiconductor Co., Ltd.........................   219,684   2,092,114
#   HanmiGlobal Co., Ltd.................................    61,322     584,762
    Hanon Systems........................................ 1,150,124  11,014,374
#   Hans Biomed Corp.....................................    47,046   1,139,678
    Hansae Co., Ltd......................................   124,022   1,848,557
#   Hansae MK Co., Ltd...................................    21,805     166,851
#   Hansae Yes24 Holdings Co., Ltd.......................   146,435     994,695
#   Hanshin Construction.................................    87,907   1,588,927
#   Hanshin Machinery Co.................................   176,850     381,068
    Hansol Chemical Co., Ltd.............................    84,049   5,833,833
    Hansol Holdings Co., Ltd.............................   487,414   2,072,866
#   Hansol HomeDeco Co., Ltd.............................   785,387   1,119,690
    Hansol Paper Co., Ltd................................   218,021   3,582,052
#*  Hansol Technics Co., Ltd.............................   168,901   1,534,371
#   Hanssem Co., Ltd.....................................    71,797   6,193,377
#*  Hanwha Aerospace Co., Ltd............................   246,972   4,981,629
    Hanwha Chemical Corp.................................   814,361  15,444,824
    Hanwha Corp..........................................   572,533  16,476,795
#*  Hanwha Galleria Timeworld Co., Ltd...................    22,760     625,686
    Hanwha General Insurance Co., Ltd....................   727,412   4,322,308
#*  Hanwha Investment & Securities Co., Ltd.............. 1,428,139   3,248,978
    Hanwha Life Insurance Co., Ltd....................... 3,026,014  13,990,818
#   Hanyang Eng Co., Ltd.................................    89,433   1,445,011
    Hanyang Securities Co., Ltd..........................    35,079     232,884
#*  Harim Co., Ltd.......................................   488,061   1,355,581
#   HB Technology Co., Ltd...............................   794,440   2,032,030
*   HDC Hyundai Development Co-Engineering &
      Construction, Class E..............................   197,235  10,138,115
#   HDC Hyundai Engineering Plastics Co., Ltd............   232,349   1,239,765
#   HDC I-Controls Co., Ltd..............................    44,961     524,588
#*  HDPRO Co., Ltd.......................................    10,130      27,644
#*  Heung-A Shipping Co., Ltd............................ 1,718,596     867,904
#*  Heungkuk Fire & Marine Insurance Co., Ltd............   134,796     745,372
#   High Tech Pharm Co., Ltd.............................    21,787     225,462
#   Hite Jinro Co., Ltd..................................   183,555   2,986,890
    Hitejinro Holdings Co., Ltd..........................    89,495     675,540
*   HizeAero Co., Ltd....................................       528       2,769
#   Home Center Holdings Co., Ltd........................   704,041   1,052,412
#*  Homecast Co., Ltd....................................   162,139   1,119,670
    Hotel Shilla Co., Ltd................................   104,501   9,344,466
    HS Industries Co., Ltd...............................   567,475   3,795,350
#   HS R&A Co., Ltd......................................   446,034     829,703
#*  HSD Engine Co., Ltd..................................   251,373     872,341
*   Huayi Brothers Korea Co., Ltd........................     5,415      17,812
    Huchems Fine Chemical Corp...........................   194,985   5,527,371
#*  Hugel, Inc...........................................    14,647   6,264,233
#*  Humax Co., Ltd.......................................   175,352   1,198,416
    Humedix Co., Ltd.....................................    37,251   1,040,568
*   Huneed Technologies..................................    71,987     593,413
    Huons Co., Ltd.......................................    47,826   4,119,934
    Huons Global Co., Ltd................................    47,890   2,359,790
#   Husteel Co., Ltd.....................................     7,956      98,168
#   Huvis Corp...........................................   155,092   1,232,332
#   Huvitz Co., Ltd......................................    63,825     691,464
#   Hwa Shin Co., Ltd....................................   206,077     630,596
#   Hwacheon Machine Tool Co., Ltd.......................     5,581     259,888

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
SOUTH KOREA -- (Continued)
#   Hwail Pharm Co., Ltd................................. 104,578 $   661,100
#*  Hwajin Co., Ltd...................................... 149,308     411,989
#   Hwangkum Steel & Technology Co., Ltd.................  86,302     841,399
    HwaSung Industrial Co., Ltd.......................... 110,861   1,377,338
#   Hy-Lok Corp..........................................  74,549   1,633,226
#*  Hyosung Advanced Materials Corp......................  28,092   4,269,110
*   Hyosung Chemical Corp................................  20,005   3,013,251
    Hyosung Corp.........................................  86,506   3,450,615
*   Hyosung Heavy Industries Corp........................  58,472   2,765,102
*   Hyosung TNC Co., Ltd.................................  27,137   5,397,562
#   HyosungITX Co., Ltd..................................   8,136      79,859
#   Hyundai BNG Steel Co., Ltd........................... 120,534   1,183,892
#*  Hyundai Cement Co....................................   5,301     269,285
#*  Hyundai Construction Equipment Co., Ltd..............  15,338   1,829,214
#   Hyundai Corp. Holdings, Inc..........................  72,590   1,759,381
#   Hyundai Corp.........................................  85,329   2,488,073
    Hyundai Department Store Co., Ltd.................... 113,558  10,006,510
    Hyundai Development Co-Engineering & Construction.... 141,158   3,357,267
#*  Hyundai Electric & Energy System Co., Ltd............  15,724     904,046
#   Hyundai Elevator Co., Ltd............................  88,419   7,244,631
    Hyundai Engineering & Construction Co., Ltd.......... 599,616  31,515,190
    Hyundai Glovis Co., Ltd.............................. 128,364  15,745,235
    Hyundai Greenfood Co., Ltd........................... 220,768   2,675,879
*   Hyundai Heavy Industries Co., Ltd.................... 132,619  12,669,878
*   Hyundai Heavy Industries Holdings Co., Ltd...........  36,391  10,942,325
    Hyundai Home Shopping Network Corp...................  24,964   2,456,317
    Hyundai Hy Communications & Networks Co., Ltd........ 351,582   1,304,252
#   Hyundai Livart Furniture Co., Ltd....................  79,882   1,598,672
    Hyundai Marine & Fire Insurance Co., Ltd............. 644,487  21,136,232
#*  Hyundai Merchant Marine Co., Ltd.....................  99,372     426,643
#*  Hyundai Mipo Dockyard Co., Ltd.......................  91,283   7,654,509
    Hyundai Mobis Co., Ltd............................... 176,094  35,895,989
    Hyundai Motor Co..................................... 383,241  44,415,052
#   Hyundai Motor Securities Co., Ltd.................... 208,892   1,800,735
#   Hyundai Pharmaceutical Co., Ltd...................... 177,774     809,625
#*  Hyundai Rotem Co., Ltd............................... 122,642   2,977,674
    Hyundai Steel Co..................................... 459,008  22,121,825
#   Hyundai Telecommunication Co., Ltd...................  59,719     594,122
#   Hyundai Wia Corp..................................... 121,542   5,125,764
#   HyVision System, Inc.................................  75,176   1,067,961
*   I&C Technology Co., Ltd..............................  23,375      84,656
    i3system, Inc........................................  27,366     452,622
#*  iA, Inc.............................................. 164,417     498,240
#   ICD Co., Ltd......................................... 179,392   1,630,909
#*  ICK Co., Ltd.........................................  55,401      69,480
#*  i-Components Co., Ltd................................  44,085     321,213
#*  IHQ, Inc............................................. 894,061   1,641,183
    Il Dong Pharmaceutical Co., Ltd......................  28,209     562,622
#   IlDong Holdings Co., Ltd.............................  25,241     316,465
#   Iljin Diamond Co., Ltd...............................  35,999     762,734
    Iljin Display Co., Ltd...............................  81,587     319,096
#   Iljin Electric Co., Ltd.............................. 164,427     668,210
#*  Iljin Holdings Co., Ltd.............................. 220,946     928,097
#   Iljin Materials Co., Ltd.............................  60,362   2,874,202
#   Ilshin Spinning Co., Ltd.............................  14,286   1,380,023
#*  Ilshin Stone Co., Ltd................................ 177,068     278,801
#*  ilShinbiobase Co., Ltd............................... 141,036     273,199
#   Ilsung Pharmaceuticals Co., Ltd......................   3,660     335,328
*   Ilyang Pharmaceutical Co., Ltd.......................  48,569   1,400,734

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
SOUTH KOREA -- (Continued)
#*  IM Co., Ltd..........................................   514,941 $   669,918
    iMarketKorea, Inc....................................   189,873   1,194,864
#*  iMBC Co., Ltd........................................    28,170      73,627
    InBody Co., Ltd......................................    81,770   1,851,520
#*  INCON Co., Ltd.......................................    50,407     456,875
#*  Incross Co., Ltd.....................................     9,948     229,507
    Industrial Bank of Korea............................. 1,456,473  20,404,819
#*  Infinitt Healthcare Co., Ltd.........................    80,312     528,799
    InfoBank Corp........................................    29,188     173,440
#*  Infraware, Inc.......................................   126,506     206,841
#   INITECH Co., Ltd.....................................   112,989     728,850
#*  InkTec Co., Ltd......................................    12,681      40,425
    Innocean Worldwide, Inc..............................    31,602   1,561,008
#*  InnoWireless, Inc....................................    24,126     414,022
*   Innox Advanced Materials Co., Ltd....................    55,733   2,792,581
#*  Insun ENT Co., Ltd...................................   283,825   1,831,639
*   Insung Information Co., Ltd..........................    54,223     187,668
#   Intelligent Digital Integrated Security Co., Ltd.....    27,364     215,988
#*  Interflex Co., Ltd...................................    57,697     946,997
    Intergis Co., Ltd....................................    13,600      36,005
#   Interojo Co., Ltd....................................    82,799   2,602,521
#   Interpark Corp.......................................   111,593     660,619
#   Interpark Holdings Corp..............................   558,015   1,354,807
    INTOPS Co., Ltd......................................   155,384   1,262,600
#   INVENIA Co., Ltd.....................................   119,341     351,994
#   Inzi Controls Co., Ltd...............................    96,714     472,774
#   INZI Display Co., Ltd................................   124,958     181,004
#*  Iones Co., Ltd.......................................    70,394     895,091
#   IS Dongseo Co., Ltd..................................   154,250   3,889,789
#   ISC Co., Ltd.........................................    85,572   1,134,981
    i-SENS, Inc..........................................    63,448   1,326,778
#   ISU Chemical Co., Ltd................................   121,505   1,213,621
#   IsuPetasys Co., Ltd..................................   276,817     908,085
#   It's Hanbul Co., Ltd.................................    12,358     552,506
#   J.ESTINA Co., Ltd....................................    83,662     507,219
#   Jahwa Electronics Co., Ltd...........................    97,182   1,221,493
#   JASTECH, Ltd.........................................   111,800     927,827
#*  Jayjun Cosmetic Co., Ltd.............................   182,660   3,267,340
    JB Financial Group Co., Ltd.......................... 1,401,399   7,455,622
#   JC Hyun System, Inc..................................    68,161     537,783
*   Jcontentree Corp.....................................   455,946   2,410,115
#   Jeil Pharma Holdings, Inc............................     8,061     173,062
    Jeil Pharmaceutical Co., Ltd.........................    19,048     587,820
    Jeju Air Co., Ltd....................................    58,161   2,209,074
#*  Jeju Semiconductor Corp..............................    83,002     343,755
#*  Jeongsan Aikang Co., Ltd.............................   125,996     305,336
    Jinro Distillers Co., Ltd............................    12,438     340,315
#   Jinsung T.E.C........................................    76,654     693,603
#   JLS Co., Ltd.........................................    36,730     236,017
#   JS Corp..............................................    24,465     301,643
#   Jusung Engineering Co., Ltd..........................   358,325   2,909,437
#   JVM Co., Ltd.........................................    25,724   1,023,427
#   JW Holdings Corp.....................................   289,709   1,869,911
#   JW Life Science Corp.................................    30,004     637,196
#   JW Pharmaceutical Corp...............................    57,252   1,842,940
#*  JYP Entertainment Corp...............................   281,346   5,728,710
    Kakao Corp...........................................    70,534   7,112,137
#   Kakao M Corp.........................................    33,711   2,722,427
#*  Kanglim Co., Ltd.....................................   171,954     499,033

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
SOUTH KOREA -- (Continued)
    Kangnam Jevisco Co., Ltd.............................    34,372 $   793,625
    Kangwon Land, Inc....................................   367,858   8,543,197
#   KAON Media Co., Ltd..................................   142,145   1,056,743
    KB Financial Group, Inc..............................   553,115  26,584,592
#   KB Financial Group, Inc., ADR........................   460,499  22,219,077
#*  KB Metal Co., Ltd....................................    62,702     138,853
    KC Co., Ltd..........................................    89,197   1,340,622
    KC Cottrell Co., Ltd.................................     5,541      19,911
#   KC Green Holdings Co., Ltd...........................   162,216     633,154
    KC Tech Co., Ltd.....................................    70,767   1,111,810
    KCC Corp.............................................    38,281  11,605,613
#   KCC Engineering & Construction Co., Ltd..............    52,946     405,457
#*  KD Construction Co., Ltd............................. 3,108,662     364,620
#   KEC Corp............................................. 1,122,700   1,256,164
#   KEPCO Engineering & Construction Co., Inc............    53,233   1,016,847
#   KEPCO Plant Service & Engineering Co., Ltd...........    96,518   2,975,250
#   Keyang Electric Machinery Co., Ltd...................   216,533     832,174
#*  KEYEAST Co., Ltd.....................................   738,123   1,731,700
#   KG Chemical Corp.....................................   119,239   3,098,126
    KG Eco Technology Service Co., Ltd...................   230,419     781,149
    Kginicis Co., Ltd....................................   104,431   1,754,377
#   KGMobilians Co., Ltd.................................   183,389   1,313,725
#*  KH Vatec Co., Ltd....................................    73,724     700,340
    Kia Motors Corp...................................... 1,008,053  28,578,930
    KISCO Corp...........................................   248,010   1,420,041
    KISCO Holdings Co., Ltd..............................    38,190     394,622
#   Kishin Corp..........................................    42,990     153,779
    KISWIRE, Ltd.........................................    68,470   1,713,502
#*  Kiwi Media Group Co., Ltd............................ 1,109,905     487,811
#   KIWOOM Securities Co., Ltd...........................    73,101   6,096,021
#*  KleanNara Co., Ltd...................................   175,626     612,619
#   KL-Net Corp..........................................   124,486     363,305
*   KMH Co., Ltd.........................................   189,376   1,198,049
*   KMH Hitech Co., Ltd..................................    53,654      53,271
#*  KMW Co., Ltd.........................................    52,978   1,360,681
#   Kocom Co., Ltd.......................................    25,809     170,401
#   Kodaco Co., Ltd......................................   454,566   1,097,258
    Koh Young Technology, Inc............................    91,939   8,969,470
    Kolmar BNH Co., Ltd..................................    80,842   1,783,019
    Kolon Corp...........................................    53,910   1,978,249
#   Kolon Global Corp....................................    97,551     728,602
    Kolon Industries, Inc................................   128,297   7,034,655
*   Kolon Life Science, Inc..............................    25,294   1,630,480
#   Kolon Plastic, Inc...................................    99,256     642,995
    Komelon Corp.........................................    19,563     147,506
#*  Komipharm International Co., Ltd.....................    59,209   1,255,220
#*  KONA I Co., Ltd......................................    97,969   1,117,100
#   Kook Soon Dang Brewery Co., Ltd......................   144,490     730,535
#   Kopla Co., Ltd.......................................    93,198     302,760
#*  Korea Aerospace Industries, Ltd......................   242,168   7,608,313
    Korea Airport Service Co., Ltd.......................       449      16,306
#   Korea Alcohol Industrial Co., Ltd....................   183,252   1,420,225
#   Korea Asset In Trust Co., Ltd........................   135,210     667,436
#   Korea Autoglass Corp.................................    96,796   1,048,867
#   Korea Cast Iron Pipe Industries Co., Ltd.............    64,280     575,595
#*  Korea Circuit Co., Ltd...............................   137,372     888,860
#   Korea District Heating Corp..........................    28,061   1,639,631
#   Korea Electric Power Corp., Sponsored ADR............   707,559  10,386,966
    Korea Electric Power Corp............................   380,902  11,318,698

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
SOUTH KOREA -- (Continued)
    Korea Electric Terminal Co., Ltd.....................    46,162 $ 1,899,784
#   Korea Electronic Certification Authority, Inc........   109,586     505,714
#   Korea Electronic Power Industrial Development Co.,
      Ltd................................................    93,274     298,697
#   Korea Export Packaging Industrial Co., Ltd...........    11,810     219,691
#*  Korea Flange Co., Ltd................................   151,815     225,895
*   Korea Gas Corp.......................................   166,005   8,650,898
#   Korea Industrial Co., Ltd............................    46,780     115,766
*   Korea Information & Communications Co., Ltd..........   152,736   1,402,027
#   Korea Information Certificate Authority, Inc.........   105,543     440,208
    Korea Investment Holdings Co., Ltd...................   241,270  15,457,042
    Korea Kolmar Co., Ltd................................    96,496   5,888,903
    Korea Kolmar Holdings Co., Ltd.......................    40,766   1,296,486
#*  Korea Line Corp......................................   129,726   2,647,241
#*  Korea Materials & Analysis Corp......................    49,129     478,252
#   Korea Petrochemical Ind Co., Ltd.....................    31,540   7,060,633
    Korea Real Estate Investment & Trust Co., Ltd........   377,094     970,021
#   Korea United Pharm, Inc..............................    57,626   1,236,074
    Korea Zinc Co., Ltd..................................    33,804  12,483,321
    Korean Air Lines Co., Ltd............................   577,757  15,130,202
    Korean Reinsurance Co................................   859,446   8,488,574
#   Kortek Corp..........................................   128,288   1,997,917
#   KPX Chemical Co., Ltd................................    16,126     950,104
#*  KR Motors Co., Ltd...................................   240,304     126,031
#   KSIGN Co., Ltd.......................................   184,644     262,684
    KSS LINE, Ltd........................................   121,680     816,639
    KT Corp., Sponsored ADR..............................   309,798   4,244,233
    KT Corp..............................................    35,348     901,789
*   KT Hitel Co., Ltd....................................   100,170     511,024
    KT Skylife Co., Ltd..................................   260,993   3,058,797
#   KT Submarine Co., Ltd................................   115,335     441,763
    KT&G Corp............................................   389,610  38,519,188
#*  KTB Investment & Securities Co., Ltd.................   517,760   1,689,939
#   KTCS Corp............................................   313,241     609,460
#   Ktis Corp............................................   284,783     685,943
#   Kuk Young G&M........................................    79,758     108,551
#   Kukbo Design Co., Ltd................................    30,319     512,734
    Kukdo Chemical Co., Ltd..............................    38,266   2,041,734
#   Kukdong Oil & Chemicals Co., Ltd.....................    45,496     139,587
#*  Kuk-il Paper Manufacturing Co., Ltd..................   363,623     344,282
    Kukje Pharma Co., Ltd................................    73,552     317,785
*   Kum Yang Co., Ltd....................................    19,425      38,052
*   Kumho Electric Co., Ltd..............................    20,272     130,591
    Kumho Industrial Co., Ltd............................   181,995   1,704,347
    Kumho Petrochemical Co., Ltd.........................   145,028  14,698,761
#*  Kumho Tire Co., Inc.................................. 1,371,631   7,681,213
#   Kumkang Kind Co., Ltd................................    31,662     691,741
    Kwang Dong Pharmaceutical Co., Ltd...................   335,820   2,255,230
#*  Kwang Myung Electric Co., Ltd........................   306,271     785,421
    Kwangju Bank Co., Ltd................................   304,294   2,996,574
#*  Kyeryong Construction Industrial Co., Ltd............    54,990   1,090,400
    Kyobo Securities Co., Ltd............................   214,211   1,781,746
#   Kyongbo Pharmaceutical Co., Ltd......................   115,440   1,278,850
    Kyung Dong Navien Co., Ltd...........................    39,371   2,187,586
#*  Kyung Nam Pharm Co., Ltd.............................   107,722   1,242,224
    Kyungbang Co., Ltd...................................   103,263   1,177,951
#   Kyungchang Industrial Co., Ltd.......................   114,559     197,121
    KyungDong City Gas Co., Ltd..........................    20,582     810,960
#   KyungDong Invest Co., Ltd............................     7,800     337,770
#   Kyungdong Pharm Co., Ltd.............................   131,084   1,418,885

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
SOUTH KOREA -- (Continued)
#   Kyung-In Synthetic Corp..............................   299,603 $ 1,473,997
#   L&F Co., Ltd.........................................   134,032   6,136,615
#*  L&K Biomed Co., Ltd..................................    26,871     279,449
#*  LabGenomics Co., Ltd.................................    30,845     219,428
#*  LB Semicon, Inc......................................   450,341   2,144,372
#   LEADCORP, Inc. (The).................................   222,146   1,114,509
#*  Leaders Cosmetics Co., Ltd...........................    79,269     978,445
    Lee Ku Industrial Co., Ltd...........................   244,339     419,494
    LEENO Industrial, Inc................................    78,837   4,716,988
#*  Leenos Corp..........................................   142,032     294,848
    LF Corp..............................................   208,548   5,132,991
    LG Chem, Ltd.........................................   230,246  77,437,105
    LG Corp..............................................   280,490  18,907,761
#   LG Display Co., Ltd., ADR............................   865,280   8,116,326
#   LG Display Co., Ltd.................................. 2,421,307  45,903,565
    LG Electronics, Inc..................................   892,670  59,833,820
#   LG Hausys, Ltd.......................................    80,199   4,827,690
#   LG Household & Health Care, Ltd......................    41,152  44,564,145
#   LG Innotek Co., Ltd..................................   112,878  16,490,863
    LG International Corp................................   348,127   7,355,726
    LG Uplus Corp........................................ 1,750,952  24,105,729
#   LIG Nex1 Co., Ltd....................................    64,563   2,004,437
#   Lion Chemtech Co., Ltd...............................    48,354     479,534
#*  Liveplex Co., Ltd....................................   593,203     509,639
#   LMS Co., Ltd.........................................    35,029     216,107
    Lock & Lock Co., Ltd.................................    80,519   1,496,589
#   LOT Vacuum Co., Ltd..................................   113,317   1,223,517
#   Lotte Chemical Corp..................................   154,753  49,840,020
    LOTTE Fine Chemical Co., Ltd.........................   149,679   8,254,936
    Lotte Food Co., Ltd..................................       244     193,026
    LOTTE Himart Co., Ltd................................    82,129   5,671,970
    Lotte Non-Life Insurance Co., Ltd....................   945,316   2,268,489
    Lotte Shopping Co., Ltd..............................    34,911   6,438,286
#*  Lotte Tour Development Co., Ltd......................     3,273      55,690
#   LS Cable & System Asia, Ltd..........................    54,545     328,039
    LS Corp..............................................   156,838  10,537,007
    LS Industrial Systems Co., Ltd.......................   107,362   6,962,940
#*  Lumens Co., Ltd......................................   444,430   1,468,599
    Lutronic Corp........................................    75,044     811,168
    LVMC Holdings........................................   249,294     869,040
    Macquarie Korea Infrastructure Fund.................. 2,089,080  16,903,200
#*  Macrogen, Inc........................................    59,215   1,726,652
#   Maeil Holdings Co., Ltd..............................    97,506   1,269,277
#*  Majestar Co., Ltd....................................    77,416      38,279
#   Mando Corp...........................................   276,355  10,359,975
#*  Maniker Co., Ltd.....................................   311,979     260,290
#   Mcnex Co., Ltd.......................................    76,928   1,235,085
#   Mediana Co., Ltd.....................................    27,160     181,213
#*  Medifron DBT Co., Ltd................................    35,548     214,496
    Medy-Tox, Inc........................................    29,295  18,830,153
    Meerecompany, Inc....................................    17,531   2,083,724
#   MegaStudy Co., Ltd...................................    67,368     900,468
#   MegaStudyEdu Co., Ltd................................    12,495   1,853,887
#*  Melfas, Inc..........................................   168,601     530,371
    Meritz Financial Group, Inc..........................   373,453   4,181,266
    Meritz Fire & Marine Insurance Co., Ltd..............   520,804   8,570,117
    Meritz Securities Co., Ltd........................... 2,283,609   7,230,057
#   META BIOMED Co., Ltd.................................   112,517     370,439
#*  Mgame Corp...........................................   159,392     512,212

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
SOUTH KOREA -- (Continued)
#*  MGENPLUS Co., Ltd....................................    61,383 $   552,111
    Mi Chang Oil Industrial Co., Ltd.....................     3,580     257,331
#*  MiCo, Ltd............................................   418,598   1,501,199
*   Midong & Cinema Co., Ltd.............................     7,187      24,883
#   Minwise Co., Ltd.....................................    99,602   1,864,717
    Mirae Asset Daewoo Co., Ltd.......................... 1,435,582  10,488,629
    Mirae Asset Life Insurance Co., Ltd..................   397,000   1,923,144
#*  Mirae Corp........................................... 2,667,207     559,302
    Miwon Chemicals Co., Ltd.............................     1,485      61,899
*   Miwon Commercial Co., Ltd............................       510     114,197
#   Miwon Specialty Chemical Co., Ltd....................    10,292     580,370
#   MK Electron Co., Ltd.................................   263,244   2,285,067
#*  MNTech Co., Ltd......................................   215,905     762,677
#   Mobase Co., Ltd......................................   191,674     789,526
#*  Moda, Inc............................................    68,154     359,642
#*  Moda-InnoChips Co., Ltd..............................    34,587     266,919
    Modetour Network, Inc................................   119,659   2,698,453
    Monalisa Co., Ltd....................................    90,283     281,964
    MonAmi Co., Ltd......................................    38,910     103,369
#   Moorim P&P Co., Ltd..................................   317,482   2,291,431
#   Moorim Paper Co., Ltd................................   250,548     695,890
#   Motonic Corp.........................................    84,710     682,861
#*  MP Group, Inc........................................   104,321      22,993
#   MP Hankang Co., Ltd..................................   167,824     422,686
#   Muhak Co., Ltd.......................................   129,432   1,753,978
#   Multicampus Corp.....................................    17,579     570,310
#   MyungMoon Pharm Co., Ltd.............................   149,885     864,997
#   Namhae Chemical Corp.................................   196,448   2,658,414
#*  Namsun Aluminum Co., Ltd.............................   981,281     969,181
#*  Namuga Co., Ltd......................................     8,126     140,394
#   Namyang Dairy Products Co., Ltd......................     3,063   1,756,210
#   Nasmedia Co., Ltd....................................    21,351   1,070,775
#*  Nature & Environment Co., Ltd........................    33,161      58,139
#*  Naturecell Co., Ltd..................................    35,068     226,667
    NAVER Corp...........................................    86,601  55,562,626
    NCSoft Corp..........................................    54,142  18,690,139
#   NeoPharm Co., Ltd....................................    46,801   2,222,557
#*  Neowiz...............................................   147,701   2,315,022
*   NEOWIZ HOLDINGS Corp.................................    63,040     807,325
#   NEPES Corp...........................................   286,512   3,031,110
#   Netmarble Corp.......................................    10,307   1,337,028
#*  Neuros Co., Ltd......................................    51,922     303,013
    Nexen Corp...........................................   241,133   1,316,148
    Nexen Tire Corp......................................   384,770   3,696,881
#*  Nexon GT Co., Ltd....................................    91,376     644,904
#*  Next Entertainment World Co., Ltd....................    73,514     448,975
#   Nexturn Co., Ltd.....................................    70,897     866,027
    NH Investment & Securities Co., Ltd..................   965,930  11,270,116
*   NHN BUGS Corp........................................    25,784     194,328
*   NHN Entertainment Corp...............................   108,600   6,112,100
#*  NHN KCP Corp.........................................   139,254   1,781,035
#   NI Steel Co., Ltd....................................    21,389      53,790
    NICE Holdings Co., Ltd...............................   245,945   3,514,781
#   Nice Information & Telecommunication, Inc............    70,287   1,531,576
#   NICE Information Service Co., Ltd....................   361,764   3,282,226
#   NICE Total Cash Management Co., Ltd..................   192,224   2,256,840
#*  NK Co., Ltd..........................................   967,496   1,237,109
#   Nong Shim Holdings Co., Ltd..........................    19,261   1,680,502
#   Nong Woo Bio Co., Ltd................................    81,978   1,105,066

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
SOUTH KOREA -- (Continued)
    NongShim Co., Ltd....................................    15,205 $ 3,999,358
    Noroo Holdings Co., Ltd..............................    18,672     231,408
#   NOROO Paint & Coatings Co., Ltd......................   101,861   1,002,348
    NPC..................................................    83,760     324,821
#   NS Shopping Co., Ltd.................................   174,046   1,953,693
#*  nTels Co., Ltd.......................................     7,472      82,248
#*  Nuri Telecom Co., Ltd................................    46,977     373,871
#*  NUTRIBIOTECH Co., Ltd................................    76,140   1,466,971
#*  NUVOTEC Co., Ltd.....................................    46,960      53,985
    OCI Co., Ltd.........................................   114,290  10,146,042
#*  Omnisystem Co., Ltd..................................   357,374     882,202
    Openbase, Inc........................................   120,842     301,563
#   Opto Device Technology Co., Ltd......................   125,010     704,789
#   OptoElectronics Solutions Co., Ltd...................    52,126     478,704
#*  OPTRON-TEC, Inc......................................   286,837   1,378,716
#*  Orbitech Co., Ltd....................................   186,460     752,871
#*  Orientbio, Inc.......................................   285,580     230,726
    Orion Corp...........................................    30,176   3,601,443
#   Orion Holdings Corp..................................   414,293   8,394,551
#*  OSANGJAIEL Co., Ltd..................................    42,523     366,098
#*  Osstem Implant Co., Ltd..............................   106,193   4,945,941
#*  Osung Advanced Materials Co., Ltd....................   266,954     652,156
    Ottogi Corp..........................................     3,653   2,882,798
#   Paik Kwang Industrial Co., Ltd.......................   134,470     367,243
*   Pan Ocean Co., Ltd................................... 1,463,788   6,752,102
    Pang Rim Co., Ltd....................................     5,145     104,496
#*  Pan-Pacific Co., Ltd.................................   292,764     746,743
#*  PaperCorea, Inc......................................   310,087     342,932
#   Paradise Co., Ltd....................................   110,302   1,741,016
#   Partron Co., Ltd.....................................   376,232   2,373,713
#*  Paru Co., Ltd........................................   275,716     804,882
#*  PATI Games Corp......................................    37,034     263,193
#*  Paxnet Co., Ltd......................................    42,957     345,701
#*  People & Technology, Inc.............................    56,315     909,670
#   PHARMA RESEARCH PRODUCTS Co., Ltd....................    17,341     603,698
#*  Phoenix Materials Co., Ltd...........................   162,456     119,903
#   Pixelplus Co., Ltd...................................    15,194      97,620
#*  PNE Solution Co., Ltd................................    64,032     927,760
*   Pobis TNC Co., Ltd...................................   249,537     270,362
    POSCO, Sponsored ADR.................................   507,145  37,199,086
    POSCO................................................   126,531  37,240,012
#   POSCO Chemtech Co., Ltd..............................   109,089   4,828,705
#   POSCO Coated & Color Steel Co., Ltd..................    29,123     581,971
    Posco Daewoo Corp....................................   289,642   4,975,216
#   Posco ICT Co., Ltd...................................   384,591   2,365,545
#   Posco M-Tech Co., Ltd................................   145,597     640,216
#*  Power Logics Co., Ltd................................   404,642   1,656,406
#   Protec Co., Ltd......................................    51,180     815,850
#   PS TEC Co., Ltd......................................    57,269     286,934
    PSK, Inc.............................................   160,966   3,380,664
#   Pulmuone Co., Ltd....................................     8,487   1,021,939
#   Pungkuk Alcohol Industry Co., Ltd....................    51,541     454,583
#   Pyeong Hwa Automotive Co., Ltd.......................   145,036   1,214,338
#*  RaonSecure Co., Ltd..................................   211,560     566,312
    Rayence Co., Ltd.....................................    39,929     702,665
#*  Redrover Co., Ltd....................................   316,156   1,085,110
#   Reyon Pharmaceutical Co., Ltd........................    30,379     535,870
    RFTech Co., Ltd......................................   202,939     824,003
#   Robostar Co., Ltd....................................    69,093   2,210,583

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES      VALUE>>
                                                          ---------- --------------
SOUTH KOREA -- (Continued)
#   Rorze Systems Corp...................................     16,990 $       58,759
#   S Net Systems, Inc...................................    116,095        456,339
#   S&S Tech Corp........................................    166,405        595,589
#*  S&T Corp.............................................     11,003        148,102
*   S&T Dynamics Co., Ltd................................    224,508      1,287,098
#   S&T Holdings Co., Ltd................................     83,154        941,056
    S&T Motiv Co., Ltd...................................     79,301      2,398,353
#*  S.Y. Panel Co., Ltd..................................    122,424        694,657
    S-1 Corp.............................................    108,513      8,417,674
    Sajo Industries Co., Ltd.............................     30,040      1,631,828
#*  Sajodongaone Co., Ltd................................    207,543        265,040
#   Sam Chun Dang Pharm Co., Ltd.........................    111,061      3,919,052
#*  SAM KANG M&T Co., Ltd................................    134,219        518,684
#   Sam Young Electronics Co., Ltd.......................    123,654      1,598,824
#   Sam Yung Trading Co., Ltd............................     82,535      1,217,860
#   Sam-A Pharm Co., Ltd.................................      6,959        111,566
#   Sambo Motors Co., Ltd................................    129,127        931,751
    Samchully Co., Ltd...................................     23,615      2,398,442
#   Samchuly Bicycle Co., Ltd............................     69,792        419,870
#   Samho Development Co., Ltd...........................    203,390        910,691
#*  Samho International Co., Ltd.........................     17,488        214,719
#   SAMHWA Paints Industrial Co., Ltd....................     89,693        623,346
#   Samick Musical Instruments Co., Ltd..................    541,812      1,041,078
#   Samick THK Co., Ltd..................................     96,922      1,214,915
#   Samil Pharmaceutical Co., Ltd........................      9,635        186,136
    Samil Pharmaceutical Co., Ltd........................      1,511          7,225
#   Samji Electronics Co., Ltd...........................    143,877      1,590,404
#*  Samjin LND Co., Ltd..................................     95,857        198,403
    Samjin Pharmaceutical Co., Ltd.......................     96,586      3,973,334
#   Samkee Automotive Co., Ltd...........................    275,558        752,347
#   Samkwang Glass Co., Ltd..............................     25,789        912,286
    Sammok S-Form Co., Ltd...............................      4,174         52,144
#   SAMPYO Cement Co., Ltd...............................    114,277        427,225
#*  Samsung Biologics Co., Ltd...........................     17,541      5,852,953
    Samsung C&T Corp.....................................    163,976     18,139,520
    Samsung Card Co., Ltd................................    193,542      6,129,874
#   Samsung Climate Control Co., Ltd.....................      5,930         56,833
    Samsung Electro-Mechanics Co., Ltd...................    201,000     27,668,141
    Samsung Electronics Co., Ltd......................... 24,770,845  1,028,243,416
#*  Samsung Engineering Co., Ltd.........................    319,634      4,875,080
    Samsung Fire & Marine Insurance Co., Ltd.............    138,471     33,815,646
*   Samsung Heavy Industries Co., Ltd....................  2,717,968     15,789,503
    Samsung Life Insurance Co., Ltd......................    187,304     16,125,879
#*  Samsung Pharmaceutical Co., Ltd......................    210,355        570,003
    Samsung SDI Co., Ltd.................................    175,178     35,991,009
    Samsung SDS Co., Ltd.................................     76,351     14,320,454
    Samsung Securities Co., Ltd..........................    459,783     13,409,073
#   SAMT Co., Ltd........................................    625,150      1,015,143
#   Samwha Capacitor Co., Ltd............................     98,324      7,847,504
#   Samwha Electric Co., Ltd.............................     22,762        732,252
#   Samyang Corp.........................................     28,039      1,962,692
#   Samyang Foods Co., Ltd...............................     26,257      1,993,690
    Samyang Holdings Corp................................     41,727      4,255,150
#   Samyang Tongsang Co., Ltd............................     19,586        731,786
#   Samyoung M-Tek Co., Ltd..............................     34,531        122,459
#   Sang-A Frontec Co., Ltd..............................     48,694        649,089
#*  Sangbo Corp..........................................    227,166        404,565
#*  Sangsangin Co., Ltd..................................    367,421      7,523,498
    Sangsin Brake........................................     37,481        204,930

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
SOUTH KOREA -- (Continued)
#   SaraminHR Co., Ltd...................................    39,297 $   661,659
#   Satrec Initiative Co., Ltd...........................    11,491     270,321
#   SAVEZONE I&C Corp....................................   126,057     469,051
#*  SBI Investment Korea Co., Ltd........................ 1,048,626   1,081,660
*   SBS Contents Hub Co., Ltd............................    33,928     156,563
#*  SBS Media Holdings Co., Ltd..........................   532,665   1,086,965
#*  SBW.................................................. 1,251,740   1,265,710
#*  S-Connect Co., Ltd...................................   828,319   1,527,750
#*  SDN Co., Ltd.........................................   146,326     253,801
    Seah Besteel Corp....................................   155,677   2,991,918
    SeAH Holdings Corp...................................     4,327     511,165
#   SeAH Steel Corp......................................    39,979   2,464,025
    Sebang Co., Ltd......................................   100,283   1,085,892
    Sebang Global Battery Co., Ltd.......................    82,210   2,337,043
#   Sebo Manufacturing Engineer Corp.....................    36,281     436,016
*   Seegene, Inc.........................................    83,259   1,947,710
#   Sejong Industrial Co., Ltd...........................   139,689     895,740
*   Sejong Telecom, Inc.................................. 3,252,088   1,663,722
#*  Sejoong Co., Ltd.....................................    79,996     238,374
#*  Sekonix Co., Ltd.....................................   106,449     746,879
#*  Selvas AI, Inc.......................................    76,838     384,643
#   Sempio Foods Co......................................     8,094     242,285
#   Semyung Electric Machinery Co., Ltd..................    27,707     195,971
#   S-Energy Co., Ltd....................................   128,096     822,553
#*  Seobu T&D............................................   215,827   1,646,290
#   Seohan Co., Ltd...................................... 1,019,744   1,943,856
#   Seohee Construction Co., Ltd......................... 2,225,697   3,386,406
    Seojin System Co., Ltd...............................       527      15,779
#   Seondo Electric Co., Ltd.............................    25,059     101,102
#   Seoul Auction Co., Ltd...............................    50,625     412,011
#*  Seoul Electronics & Telecom..........................    73,908      71,809
#*  Seoul Food Industrial Co., Ltd....................... 1,373,035     270,147
#   Seoul Pharma Co., Ltd................................    27,475     251,679
#   Seoul Semiconductor Co., Ltd.........................   375,932   6,070,155
#*  Seouleaguer Co., Ltd.................................    45,929     173,565
#   Seoulin Bioscience Co., Ltd..........................    34,410     327,028
#   SEOWONINTECH Co., Ltd................................   115,985     566,978
#   Seoyon Co., Ltd......................................   143,004     616,824
    Seoyon E-Hwa Co., Ltd................................    79,778     469,846
#*  Sewon Cellontech Co., Ltd............................   453,536   1,686,986
    Sewon Precision Industry Co., Ltd....................     8,303      76,444
#   SEWOONMEDICAL Co., Ltd...............................   134,747     488,865
    SFA Engineering Corp.................................   229,091   7,530,920
#*  SFA Semicon Co., Ltd................................. 1,052,821   1,837,924
#*  SFC Co., Ltd.........................................    79,611     405,387
#*  SG Corp.............................................. 1,122,334     815,200
#*  SG&G Corp............................................   236,478     512,307
#*  SGA Co., Ltd.........................................   570,544     371,892
#   SH Energy & Chemical Co., Ltd........................ 1,095,679   1,294,795
#*  Shin Poong Pharmaceutical Co., Ltd...................   225,378   1,385,840
    Shinhan Financial Group Co., Ltd..................... 1,039,410  40,546,656
    Shinhan Financial Group Co., Ltd., ADR...............   333,226  13,069,124
#   Shinil Industrial Co., Ltd...........................   485,981     656,959
#   Shinsegae Engineering & Construction Co., Ltd........    28,411     870,860
    Shinsegae Food Co., Ltd..............................    11,999   1,477,467
    Shinsegae Information & Communication Co., Ltd.......    12,219   1,194,910
#   Shinsegae International, Inc.........................    13,110   2,023,449
    Shinsegae, Inc.......................................    56,761  16,844,432
#*  Shinsung E&G Co., Ltd................................   582,918     692,835

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
SOUTH KOREA -- (Continued)
#*  Shinsung Tongsang Co., Ltd........................... 1,006,854 $    927,870
#*  Shinwha Intertek Corp................................   240,196      448,842
#*  Shinwon Construction Co., Ltd........................    17,181       77,762
#*  Shinwon Corp.........................................   531,110      931,167
    Shinyoung Securities Co., Ltd........................    27,443    1,422,991
#   SHOWBOX Corp.........................................   435,315    1,582,568
#*  Signetics Corp.......................................   718,131      772,478
#   SIGONG TECH Co., Ltd.................................    90,226      572,320
    Silicon Works Co., Ltd...............................    64,421    2,733,414
#   Silla Co., Ltd.......................................    67,970      857,333
#   SIMMTECH Co., Ltd....................................   245,973    1,931,363
#   SIMMTECH HOLDINGS Co., Ltd...........................   297,091      538,042
#   SIMPAC, Inc..........................................   132,063      344,652
    Sindoh Co., Ltd......................................    36,842    1,669,165
#   Sinil Pharm Co., Ltd.................................    15,161      149,890
    SJM Co., Ltd.........................................    47,500      158,481
#   SK Bioland Co., Ltd..................................    61,103      937,142
#   SK D&D Co., Ltd......................................    29,503      872,129
    SK Discovery Co., Ltd................................   181,421    5,378,434
    SK Gas, Ltd..........................................    45,720    3,523,151
*   SK Holdings Co., Ltd.................................   269,327   63,485,624
#   SK Hynix, Inc........................................ 3,141,984  242,845,080
    SK Innovation Co., Ltd...............................   275,113   48,861,838
#   SK Materials Co., Ltd................................    42,116    6,838,622
#   SK Networks Co., Ltd................................. 1,007,512    4,241,558
#*  SK Securities Co., Ltd............................... 3,458,509    3,579,422
    SK Telecom Co., Ltd., Sponsored ADR..................   122,524    3,037,370
    SK Telecom Co., Ltd..................................    56,504   12,628,092
    SKC Co., Ltd.........................................   228,842    8,787,225
*   SKC Solmics Co., Ltd.................................   368,607    1,731,425
    SKCKOLONPI, Inc......................................   107,592    4,926,039
#*  Skin n Skin Co., Ltd.................................   465,092      267,966
    SL Corp..............................................   151,202    2,764,809
#*  SM Culture & Contents Co., Ltd.......................   166,971      339,388
*   SM Entertainment Co..................................    70,822    2,446,609
#*  S-MAC Co., Ltd.......................................   861,286    1,136,749
#   SMEC Co., Ltd........................................   250,414      782,904
*   SNTEK Co., Ltd.......................................     5,277       31,782
#*  SNU Precision Co., Ltd...............................   138,479      415,382
    S-Oil Corp...........................................   199,315   20,934,593
#*  Solborn, Inc.........................................   148,635      694,174
#*  Solco Biomedical Co., Ltd............................ 1,002,676      512,292
#*  Solid, Inc...........................................   165,177      695,455
#   Songwon Industrial Co., Ltd..........................   154,486    3,653,984
#*  Sonokong Co., Ltd....................................   165,220      416,652
#*  Soosan Heavy Industries Co., Ltd.....................    69,489      100,408
    Soulbrain Co., Ltd...................................    97,342    5,206,834
    SPC Samlip Co., Ltd..................................    18,390    1,827,825
    SPG Co., Ltd.........................................    73,017      639,527
#   Spigen Korea Co., Ltd................................    25,521    1,157,666
#   Ssangyong Cement Industrial Co., Ltd................. 1,033,940    4,868,302
#*  Ssangyong Motor Co...................................   318,519    1,334,946
#   Suheung Co., Ltd.....................................    50,869    1,312,187
    Sun Kwang Co., Ltd...................................    22,105      391,209
#*  Sunchang Corp........................................    62,367      370,041
#*  SundayToz Corp.......................................    34,964      695,413
#   Sung Bo Chemicals Co., Ltd...........................    57,652      324,124
#   Sung Kwang Bend Co., Ltd.............................   248,607    2,324,312
#*  Sungchang Enterprise Holdings, Ltd...................   680,817    1,602,730

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
SOUTH KOREA -- (Continued)
#   Sungdo Engineering & Construction Co., Ltd...........   120,856 $  712,320
#*  Sungshin Cement Co., Ltd.............................   216,670  1,822,064
#   Sungwoo Hitech Co., Ltd..............................   640,270  2,610,943
#*  Sunjin Co., Ltd......................................   139,386  1,728,345
#*  Sunny Electronics Corp...............................   119,120    245,761
#*  Supex BNP Co., Ltd...................................    51,803     64,257
#*  Suprema HQ, Inc......................................    25,328    130,176
#*  Suprema, Inc.........................................    40,238    824,631
    SurplusGlobal, Inc...................................    47,753    188,490
#*  Synopex, Inc.........................................   715,946  2,214,792
#   Systems Technology, Inc..............................   155,960  2,475,598
#   Tae Kyung Industrial Co., Ltd........................    73,750    492,520
    Taekwang Industrial Co., Ltd.........................     3,448  4,512,923
#*  Taewoong Co., Ltd....................................   118,650  1,677,320
    Taeyoung Engineering & Construction Co., Ltd.........   491,874  6,393,007
#*  Taihan Electric Wire Co., Ltd........................   760,200    795,350
#*  Taihan Fiberoptics Co., Ltd..........................   311,240  1,791,376
#*  Taihan Textile Co., Ltd..............................     6,505     64,100
#   Tailim Packaging Co., Ltd............................   145,789    419,550
#*  TBH Global Co., Ltd..................................   209,967    983,724
#   TechWing, Inc........................................   137,255  1,915,915
#   Telechips, Inc.......................................    52,440    501,428
#*  Tellus Co., Ltd......................................   669,126    806,016
#   Tera Semicon Co., Ltd................................   121,973  1,842,038
#   TES Co., Ltd.........................................   158,216  3,511,292
#   Tesna Co., Ltd.......................................    66,627  1,538,776
#*  Thinkware Systems Corp...............................   106,520    825,688
#*  TK Chemical Corp.....................................   595,268  1,251,826
#   TK Corp..............................................   190,005  1,918,987
#*  TOBESOFT Co., Ltd....................................    66,764    565,074
    Tokai Carbon Korea Co., Ltd..........................    51,213  3,275,748
#   Tong Yang Moolsan Co., Ltd...........................   725,308  1,296,618
    Tongyang Life Insurance Co., Ltd.....................   466,807  3,093,832
    Tongyang pile, Inc...................................     5,078     19,701
    Tongyang, Inc........................................ 1,789,898  3,078,379
#   Tonymoly Co., Ltd....................................    34,741    447,205
#   Top Engineering Co., Ltd.............................   158,313    882,353
*   Toptec Co., Ltd......................................   228,889  5,207,693
#   Tovis Co., Ltd.......................................   183,122  1,351,979
#*  Trais Co., Ltd.......................................    52,841     51,535
    TS Corp..............................................    34,355    722,591
#*  T'way Holdings, Inc..................................   415,127  1,608,084
#   UBCare Co., Ltd......................................   158,449    640,196
#*  Ubiquoss Holdings, Inc...............................   100,409    484,367
#   Ubiquoss, Inc........................................    24,418    632,049
#*  Ubivelox, Inc........................................    14,683    110,058
#*  Ugint Co., Ltd.......................................   833,678    715,153
#   UIL Co., Ltd.........................................    84,771    430,512
#   Uju Electronics Co., Ltd.............................    53,381    465,523
#*  Unick Corp...........................................   107,839    447,720
    Unid Co., Ltd........................................    57,961  2,486,728
#   Union Materials Corp.................................   160,017    318,909
#   Union Semiconductor Equipment & Materials Co., Ltd...   235,962  1,523,124
#   Uniquest Corp........................................   114,280    833,166
#*  Unison Co., Ltd......................................   744,062  1,603,563
#   UniTest, Inc.........................................   227,673  3,830,662
    Value Added Technology Co., Ltd......................    77,462  2,183,981
#   Very Good Tour Co., Ltd..............................    24,019    226,021
    Vessel Co., Ltd......................................    10,708     44,278

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
SOUTH KOREA -- (Continued)
#   Viatron Technologies, Inc............................    70,072 $   807,078
#*  VICTEK Co., Ltd......................................    75,937     187,339
#   Vieworks Co., Ltd....................................    83,432   2,488,652
#   Visang Education, Inc................................    96,185     800,344
#*  Vitzrocell Co., Ltd..................................    81,512     969,123
#*  W Holding Co., Ltd...................................   275,256     180,427
*   Webzen, Inc..........................................   122,204   2,288,267
#*  Welcron Co., Ltd.....................................   177,476     592,640
#   WeMade Entertainment Co., Ltd........................    43,714   1,509,705
#   Whanin Pharmaceutical Co., Ltd.......................    98,586   1,863,137
#*  WillBes & Co. (The)..................................   670,345     858,940
#*  Winix, Inc...........................................    47,795     672,007
    Wins Co., Ltd........................................    48,598     548,141
#   WiSoL Co., Ltd.......................................   303,151   4,639,242
#*  WIZIT Co., Ltd.......................................   316,484     387,387
#*  WONIK CUBE Corp......................................   269,402     749,868
#*  Wonik Holdings Co., Ltd..............................   345,661   1,737,593
    WONIK IPS Co., Ltd...................................   262,111   6,907,406
#*  Wonik Materials Co., Ltd.............................    27,080   1,317,319
#*  Wonik QnC Corp.......................................   111,255   1,622,017
#*  Wonpung Mulsan Co., Ltd..............................   116,995     392,431
*   Woojin Plaimm Co., Ltd...............................     1,088       6,303
*   Woongjin Co., Ltd....................................   555,812   1,355,587
#*  Woongjin Energy Co., Ltd.............................   140,710     402,645
    Woongjin Thinkbig Co., Ltd...........................   303,790   1,604,091
    Woori Bank........................................... 1,934,868  29,245,392
    Woori Bank, Sponsored ADR............................     2,625     120,514
#*  Woori Investment Bank Co., Ltd....................... 2,115,956   1,314,945
#*  Woori Technology, Inc................................   110,030     172,031
#*  Wooridul Pharmaceutical, Ltd.........................    75,342     548,619
#*  Woorison F&G Co., Ltd................................   366,703     709,359
#   Woory Industrial Co., Ltd............................    75,382   2,008,889
#   Wooshin Systems Co., Ltd.............................    87,332     695,910
#   Woosu AMS Co., Ltd...................................   132,228     762,224
#   WooSung Feed Co., Ltd................................   222,792     602,506
    Worldex Industry & Trading Co., Ltd..................     5,752      30,891
#   Y G-1 Co., Ltd.......................................   218,888   3,041,119
#*  YeaRimDang Publishing Co., Ltd.......................   190,097   1,672,899
#   Yeong Hwa Metal Co., Ltd.............................   172,763     225,952
#   YES24 Co., Ltd.......................................    32,156     160,043
#*  Yest Co., Ltd........................................    20,395     270,637
#   YG Entertainment, Inc................................    78,273   2,331,368
*   YG PLUS..............................................    57,200     114,435
#*  YJM Games Co., Ltd...................................   228,653     568,066
#   YMC Co., Ltd.........................................    76,711   1,367,501
    Yong Pyong Resort Co., Ltd...........................   186,778   1,141,187
#*  Yonwoo Co., Ltd......................................    22,729     483,424
    Yoosung Enterprise Co., Ltd..........................   173,620     471,806
#   YooSung T&S Co., Ltd.................................   140,682     430,953
#   Youlchon Chemical Co., Ltd...........................   106,296   1,622,032
#   Young Heung Iron & Steel Co., Ltd....................   174,829     189,701
#*  Young In Frontier Co., Ltd...........................    48,026     241,553
    Young Poong Corp.....................................     2,501   1,703,929
#   Young Poong Precision Corp...........................   107,084     769,051
    Youngone Corp........................................   138,824   3,750,105
    Youngone Holdings Co., Ltd...........................    36,970   1,776,664
#*  YoungWoo DSP Co., Ltd................................    95,019     318,241
    YTN Co., Ltd.........................................    18,296      34,749
#*  Yuanta Securities Korea Co., Ltd..................... 1,245,374   4,075,339

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES      VALUE>>
                                                          ---------- --------------
SOUTH KOREA -- (Continued)
    Yuhan Corp...........................................     29,556 $    5,899,071
    YuHwa Securities Co., Ltd............................     10,267        131,727
#*  Yungjin Pharmaceutical Co., Ltd......................    265,384      1,780,235
#*  Yuyang DNU Co., Ltd..................................    112,890        788,787
#   Yuyu Pharma, Inc.....................................     23,174        284,053
#   Zeus Co., Ltd........................................     58,860        893,655
*   Zungwon En-Sys, Inc..................................      9,089         19,412
                                                                     --------------
TOTAL SOUTH KOREA........................................             4,707,816,161
                                                                     --------------
TAIWAN -- (16.4%)
#   ABC Taiwan Electronics Corp..........................    566,000        923,664
#   Ability Enterprise Co., Ltd..........................  3,223,974      1,750,601
#   Ability Opto-Electronics Technology Co., Ltd.........    679,874      1,395,404
#   AcBel Polytech, Inc..................................  4,064,468      2,592,884
#   Accton Technology Corp...............................  3,510,369     11,725,984
#   Ace Pillar Co., Ltd..................................    406,000        377,053
#   Acer, Inc............................................ 19,570,595     16,039,095
    ACES Electronic Co., Ltd.............................  1,124,000        784,518
*   Acon Holding, Inc....................................  1,730,000        370,043
#   Acter Co., Ltd.......................................    641,706      4,709,619
*   Action Electronics Co., Ltd..........................  1,735,000        420,426
#   Actron Technology Corp...............................    966,200      3,192,239
#   A-DATA Technology Co., Ltd...........................  2,477,465      4,379,236
#   Addcn Technology Co., Ltd............................    169,146      1,507,003
#   Adlink Technology, Inc...............................    733,107      1,185,298
#   Advanced Ceramic X Corp..............................    405,000      3,558,356
#   Advanced International Multitech Co., Ltd............  1,405,000      1,659,339
*   Advanced Lithium Electrochemistry Cayman Co., Ltd....    254,000        167,975
#   Advanced Optoelectronic Technology, Inc..............    845,000        734,053
    Advanced Wireless Semiconductor Co...................  1,703,000      3,258,854
#   Advancetek Enterprise Co., Ltd.......................  1,342,662        853,511
    Advantech Co., Ltd...................................  1,419,458      9,412,170
    Aerospace Industrial Development Corp................  2,918,000      2,877,411
*   AGV Products Corp....................................  5,140,603      1,363,151
    AimCore Technology Co., Ltd..........................    301,089        205,930
    Airmate Cayman International Co., Ltd................     73,000         47,551
#   Airtac International Group...........................    767,299      8,355,547
#*  Alchip Technologies, Ltd.............................    621,000      2,460,763
#   Alcor Micro Corp.....................................    463,000        271,806
#   Alexander Marine Co., Ltd............................     52,000         89,251
#*  ALI Corp.............................................  3,344,000      1,537,749
#   All Ring Tech Co., Ltd...............................    795,000      1,684,390
#   Allied Circuit Co., Ltd..............................    235,000        769,948
#   Allis Electric Co., Ltd..............................  1,842,000        955,783
#   Alltek Technology Corp...............................    774,328        524,015
#   Alltop Technology Co., Ltd...........................    764,000      1,502,368
#   Alpha Networks, Inc..................................  4,152,100      2,881,447
#   Altek Corp...........................................  4,059,159      5,326,245
#   Amazing Microelectronic Corp.........................    668,775      2,313,482
#   Ambassador Hotel (The)...............................  1,753,000      1,283,132
    AMICCOM Electronics Corp.............................    300,690        258,628
    Ampire Co., Ltd......................................    368,000        237,048
#   AMPOC Far-East Co., Ltd..............................    763,567        626,468
#   AmTRAN Technology Co., Ltd...........................  8,564,944      3,669,255
#   Anderson Industrial Corp.............................    658,000        304,989
#   Anpec Electronics Corp...............................  1,222,448      2,333,193
#   AP Memory Technology Corp............................    221,000        608,005
#   Apacer Technology, Inc...............................    879,005      1,075,523
#   APAQ Technology Co., Ltd.............................    588,523      1,143,286

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
TAIWAN -- (Continued)
#   APCB, Inc............................................  1,713,000 $ 1,328,940
#   Apex Biotechnology Corp..............................    903,625     826,739
#*  Apex International Co., Ltd..........................  1,491,916   1,561,572
#   Apex Medical Corp....................................    464,463     405,633
#   Apex Science & Engineering...........................    980,870     299,047
#   Apogee Optocom Co., Ltd..............................    130,610     217,223
    Arcadyan Technology Corp.............................  1,678,753   4,013,331
#   Ardentec Corp........................................  4,651,993   5,812,099
    Argosy Research, Inc.................................     82,000      97,777
    ASE Technology Holding Co., Ltd., ADR................  1,021,465   5,066,466
    ASE Technology Holding Co., Ltd...................... 22,471,387  57,603,011
    Asia Cement Corp..................................... 13,943,655  18,624,125
    Asia Electronic Material Co., Ltd....................    319,000     254,244
#   Asia Optical Co., Inc................................  2,126,000   6,225,953
*   Asia Pacific Telecom Co., Ltd........................  8,511,000   2,213,356
#   Asia Plastic Recycling Holding, Ltd..................  2,962,826     878,233
    Asia Polymer Corp....................................  4,209,260   2,346,984
#   Asia Tech Image, Inc.................................    585,000     880,834
    Asia Vital Components Co., Ltd.......................  3,822,864   3,618,889
    ASMedia Technology, Inc..............................    197,048   3,288,812
    ASPEED Technology, Inc...............................    167,999   4,455,613
#   ASROCK, Inc..........................................    383,000     857,719
    Asustek Computer, Inc................................  2,565,861  22,118,732
    Aten International Co., Ltd..........................    978,715   2,841,815
#   AU Optronics Corp., Sponsored ADR....................  1,487,852   6,576,306
#   AU Optronics Corp.................................... 91,987,497  39,811,350
    Audix Corp...........................................    718,375     889,933
#   AURAS Technology Co., Ltd............................    858,303   2,051,800
    Aurona Industries, Inc...............................    514,000     413,903
    Aurora Corp..........................................    395,258   1,145,441
#   Avalue Technology, Inc...............................    451,000     611,877
#   Avermedia Technologies...............................  2,989,037   1,266,758
#*  Avision, Inc.........................................  1,034,263     221,497
#   AVY Precision Technology, Inc........................    908,807   1,537,350
#   Awea Mechantronic Co., Ltd...........................    216,062     262,018
#   Axiomtek Co., Ltd....................................    630,000   1,344,555
#*  Azurewave Technologies, Inc..........................     78,000      72,674
    Bank of Kaohsiung Co., Ltd...........................  4,539,855   1,401,328
#   Basso Industry Corp..................................  1,416,284   3,132,550
#*  BenQ Materials Corp..................................  2,107,000   1,316,624
#   BES Engineering Corp................................. 16,948,050   4,523,963
#   Bin Chuan Enterprise Co., Ltd........................  1,091,257     854,615
*   Bionet Corp..........................................    260,000     225,917
#   Bionime Corp.........................................    172,000     286,970
#*  Biostar Microtech International Corp.................  2,241,712   1,214,505
#   Bioteque Corp........................................    544,680   1,987,675
#   Bizlink Holding, Inc.................................  1,317,291   8,435,217
#*  Boardtek Electronics Corp............................  1,204,000   1,127,148
#   Bon Fame Co., Ltd....................................    157,000     317,649
    Bothhand Enterprise, Inc.............................    705,000   1,655,190
#   Bright Led Electronics Corp..........................  1,267,180     627,941
#   Brighton-Best International Taiwan, Inc..............    281,000     298,319
#   Browave Corp.........................................    700,000     870,152
#   C Sun Manufacturing, Ltd.............................  1,609,740   1,473,147
#   Cameo Communications, Inc............................  2,503,116     631,750
#   Capital Futures Corp.................................    434,000     860,987
    Capital Securities Corp.............................. 19,967,210   7,345,857
#   Career Technology MFG. Co., Ltd......................  3,698,802   6,621,387
*   Carnival Industrial Corp.............................  2,097,000     355,887

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
TAIWAN -- (Continued)
#   Casetek Holdings, Ltd................................  1,954,221 $ 4,550,300
    Catcher Technology Co., Ltd..........................  5,153,872  63,483,033
    Cathay Chemical Works................................     35,000      20,551
    Cathay Financial Holding Co., Ltd.................... 21,576,499  37,210,763
#   Cathay Real Estate Development Co., Ltd..............  6,861,600   3,802,040
#   Cayman Engley Industrial Co., Ltd....................    272,000   1,432,218
    CCP Contact Probes Co., Ltd..........................     46,000      38,594
#   Celxpert Energy Corp.................................    765,000     934,832
*   Center Laboratories, Inc.............................  1,304,800   3,995,755
    Central Reinsurance Co., Ltd.........................  1,166,312     728,075
    Chailease Holding Co., Ltd...........................  8,595,784  28,131,187
#   Chain Chon Industrial Co., Ltd.......................  2,092,000     771,105
#   ChainQui Construction Development Co., Ltd...........    545,464     621,878
#*  Champion Building Materials Co., Ltd.................  3,432,390     855,371
    Chang Hwa Commercial Bank, Ltd....................... 23,520,058  13,919,707
    Chang Wah Electromaterials, Inc......................    352,520   1,424,587
#   Chang Wah Technology Co., Ltd........................     23,298     288,837
#   Channel Well Technology Co., Ltd.....................  1,893,000   2,140,563
#   Chant Sincere Co., Ltd...............................    361,000     305,808
#   Charoen Pokphand Enterprise..........................  2,471,620   4,702,285
    Chaun-Choung Technology Corp.........................    749,000   2,416,249
    CHC Healthcare Group.................................    220,000     227,082
#   CHC Resources Corp...................................    439,048     797,599
#   Chen Full International Co., Ltd.....................  1,087,000   1,523,181
#   Chenbro Micom Co., Ltd...............................    757,000     983,079
    Cheng Fwa Industrial Co., Ltd........................    100,000      45,761
#   Cheng Loong Corp.....................................  9,446,160   5,332,171
#*  Cheng Mei Materials Technology Corp..................  7,880,200   2,733,632
#   Cheng Shin Rubber Industry Co., Ltd.................. 14,353,508  22,199,078
    Cheng Uei Precision Industry Co., Ltd................  4,591,630   4,979,465
#   Chenming Mold Industry Corp..........................  1,250,708     692,087
#   Chia Chang Co., Ltd..................................    957,000     826,195
#   Chia Hsin Cement Corp................................  3,800,747   1,833,383
#   Chian Hsing Forging Industrial Co., Ltd..............    608,000   1,308,890
    Chicony Electronics Co., Ltd.........................  3,977,689   9,016,565
#   Chicony Power Technology Co., Ltd....................  1,733,696   2,610,242
#   Chieftek Precision Co., Ltd..........................    595,000   2,586,230
#   Chien Kuo Construction Co., Ltd......................  2,170,706     795,291
#   Chilisin Electronics Corp............................  2,008,915   8,363,443
#   Chime Ball Technology Co., Ltd.......................    204,282     334,120
*   China Airlines, Ltd.................................. 33,365,057  10,801,938
    China Bills Finance Corp.............................  2,943,000   1,316,393
#   China Chemical & Pharmaceutical Co., Ltd.............  2,923,000   1,886,972
    China Development Financial Holding Corp............. 54,788,157  20,069,626
    China Ecotek Corp....................................    179,000     216,490
#*  China Electric Manufacturing Corp....................  4,033,220   1,313,184
#*  China Fineblanking Technology Co., Ltd...............    459,000     595,122
#   China General Plastics Corp..........................  4,941,996   4,694,286
#   China Glaze Co., Ltd.................................    912,022     400,925
    China Life Insurance Co., Ltd........................ 10,019,391  10,613,363
*   China Man-Made Fiber Corp............................ 14,037,845   4,845,377
#   China Metal Products.................................  2,947,405   2,954,583
    China Motor Corp.....................................  4,997,716   4,320,739
#*  China Petrochemical Development Corp................. 32,110,325  14,825,356
#   China Steel Chemical Corp............................    969,998   4,619,430
#   China Steel Corp..................................... 39,826,440  32,557,145
#   China Steel Structure Co., Ltd.......................    972,000     895,082
    China Synthetic Rubber Corp..........................  5,713,268   8,980,267
#   China Wire & Cable Co., Ltd..........................  1,096,680     913,915

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
TAIWAN -- (Continued)
#   Chinese Maritime Transport, Ltd......................  1,100,964 $ 1,090,959
*   Ching Feng Home Fashions Co., Ltd....................    514,000     320,456
#   Chin-Poon Industrial Co., Ltd........................  3,932,617   4,896,845
    Chipbond Technology Corp.............................  6,369,000  13,730,783
#*  ChipMOS Techinologies, Inc., ADR.....................     65,528     955,398
#   ChipMOS Techinologies, Inc...........................  2,289,216   1,678,951
    Chlitina Holding, Ltd................................    643,000   5,852,830
#   Chong Hong Construction Co., Ltd.....................  1,849,739   5,616,589
    Chroma ATE, Inc......................................  1,699,705   9,591,616
#   Chun YU Works & Co., Ltd.............................  1,435,000     865,291
#   Chun Yuan Steel......................................  3,064,177   1,086,010
    Chung Hsin Electric & Machinery Manufacturing Corp...  4,450,500   3,150,921
*   Chung Hung Steel Corp................................ 13,521,926   6,307,036
    Chung Hwa Food Industrial Co., Ltd...................     16,650      36,510
#   Chung Hwa Pulp Corp..................................  5,388,308   1,834,400
#   Chunghwa Chemical Synthesis & Biotech Co., Ltd.......    212,000     176,678
*   Chunghwa Picture Tubes, Ltd.......................... 15,894,759   1,036,505
#   Chunghwa Precision Test Tech Co., Ltd................    130,000   3,320,027
#   Chunghwa Telecom Co., Ltd., Sponsored ADR............    431,157  14,861,982
    Chunghwa Telecom Co., Ltd............................  6,485,000  22,473,933
#   Chyang Sheng Dyeing & Finishing Co., Ltd.............  2,165,000   1,241,434
    Cleanaway Co., Ltd...................................    785,000   4,756,561
#   Clevo Co.............................................  4,114,482   4,707,633
#*  CMC Magnetics Corp................................... 21,238,032   5,542,802
#   C-Media Electronics, Inc.............................    504,000     453,079
    CoAdna Holdings, Inc.................................     54,000      95,417
#*  CoAsia Microelectronics Corp.........................    894,642     374,698
    Coland Holdings, Ltd.................................    169,000     197,256
    Collins Co., Ltd.....................................    316,060     109,958
    Compal Electronics, Inc.............................. 33,096,560  20,594,057
#   Compeq Manufacturing Co., Ltd........................ 10,912,000  10,867,579
    Compucase Enterprise.................................    798,000     831,115
*   Concord Securities Co., Ltd..........................  4,801,000   1,255,231
#   Concraft Holding Co., Ltd............................    419,430   3,810,998
#   Continental Holdings Corp............................  4,964,250   2,136,617
#*  Contrel Technology Co., Ltd..........................  1,348,000     840,085
#   Coremax Corp.........................................    695,000   2,442,176
    Coretronic Corp......................................  4,980,600   7,777,782
#   Co-Tech Development Corp.............................  2,371,800   2,999,585
#   Cowealth Medical Holding Co., Ltd....................    119,150     184,451
#   Coxon Precise Industrial Co., Ltd....................  1,235,000   1,005,720
    Creative Sensor, Inc.................................  1,138,000     858,674
*   CSBC Corp. Taiwan....................................  1,970,033   2,648,174
    CTBC Financial Holding Co., Ltd...................... 64,976,931  44,086,321
    CTCI Corp............................................  5,226,896   7,833,028
#*  C-Tech United Corp...................................    160,000     137,568
#   Cub Elecparts, Inc...................................    626,989   6,392,323
#   CviLux Corp..........................................    796,378     656,426
#   CX Technology Co., Ltd...............................    558,078     578,611
#   Cyberlink Corp.......................................    608,504   1,508,984
#   CyberPower Systems, Inc..............................    450,000   1,298,001
#   CyberTAN Technology, Inc.............................  3,594,873   2,086,650
#   Cypress Technology Co., Ltd..........................    381,100     704,564
#   DA CIN Construction Co., Ltd.........................  2,088,809   1,529,413
    Dadi Early-Childhood Education Group, Ltd............    125,538   1,034,675
    Dafeng TV, Ltd.......................................    405,061     513,804
#   Da-Li Development Co., Ltd...........................  1,569,898   1,765,554
*   Danen Technology Corp................................  4,108,000     673,972
#   Darfon Electronics Corp..............................  2,275,700   4,095,840

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
TAIWAN -- (Continued)
#   Darwin Precisions Corp...............................  3,590,304 $ 3,387,018
#   Davicom Semiconductor, Inc...........................    451,392     328,013
#   Daxin Materials Corp.................................    840,500   2,185,727
#   De Licacy Industrial Co., Ltd........................  2,232,201   1,850,518
#   Delpha Construction Co., Ltd.........................  1,328,754     688,540
#   Delta Electronics, Inc............................... 11,054,028  38,539,282
#   Depo Auto Parts Ind Co., Ltd.........................  1,054,634   2,699,336
    Dimerco Data System Corp.............................     56,000      67,571
#   Dimerco Express Corp.................................    910,000     609,665
#   D-Link Corp..........................................  7,701,758   3,497,527
    Draytek Corp.........................................    173,000     169,916
    Dyaco International, Inc.............................     21,000      23,771
#   DYNACOLOR, Inc.......................................    267,000     330,882
*   Dynamic Electronics Co., Ltd.........................  3,001,583     887,099
    Dynapack International Technology Corp...............  1,699,000   2,165,481
#   E Ink Holdings, Inc..................................  5,560,000   7,164,700
    E.Sun Financial Holding Co., Ltd..................... 38,783,956  27,067,093
*   Eastern Media International Corp.....................  4,218,615   2,051,467
#   Eclat Textile Co., Ltd...............................  1,061,518  12,230,856
#   ECOVE Environment Corp...............................    238,000   1,349,290
#*  Edimax Technology Co., Ltd...........................  2,002,423     616,742
#*  Edison Opto Corp.....................................  1,150,000     677,480
#   Edom Technology Co., Ltd.............................  1,838,038   1,020,934
#   eGalax_eMPIA Technology, Inc.........................    481,451     838,766
#   Egis Technology, Inc.................................    683,000   3,023,586
#   Elan Microelectronics Corp...........................  2,034,323   3,219,865
#   E-Lead Electronic Co., Ltd...........................    532,846     382,941
#   E-LIFE MALL Corp.....................................    407,000     859,358
    Elite Advanced Laser Corp............................  1,676,320   5,128,650
#   Elite Material Co., Ltd..............................  2,927,839   8,426,666
    Elite Semiconductor Memory Technology, Inc...........  2,730,390   3,422,767
#*  Elitegroup Computer Systems Co., Ltd.................  3,906,028   2,130,967
#   eMemory Technology, Inc..............................    573,000   6,171,700
#   Emerging Display Technologies Corp...................  1,185,000     358,907
    ENG Electric Co., Ltd................................  1,333,222     187,609
#   Ennoconn Corp........................................    382,487   4,743,071
#   EnTie Commercial Bank Co., Ltd.......................  2,193,166   1,079,268
#*  Epileds Technologies, Inc............................  1,008,000     750,792
#*  Epistar Corp.........................................  9,069,261  11,251,104
    Eslite Spectrum Corp. (The)..........................     33,550     146,304
#   Eson Precision Ind. Co., Ltd.........................    878,000   1,054,242
#   Eternal Materials Co., Ltd...........................  6,315,999   5,658,303
*   E-Ton Solar Tech Co., Ltd............................  2,919,168     442,216
*   Etron Technology, Inc................................  3,184,000   1,382,607
#   Eurocharm Holdings Co., Ltd..........................    372,000   1,077,423
    Eva Airways Corp..................................... 25,208,282  12,453,748
#   Everest Textile Co., Ltd.............................  3,366,306   1,423,968
    Evergreen International Storage & Transport Corp.....  5,665,000   2,463,229
*   Evergreen Marine Corp. Taiwan, Ltd................... 19,065,092   8,645,484
#   Everlight Chemical Industrial Corp...................  4,106,756   2,457,421
#   Everlight Electronics Co., Ltd.......................  4,685,570   6,174,908
    Everspring Industry Co., Ltd.........................    914,000     282,575
#   Excelsior Medical Co., Ltd...........................  1,141,581   1,872,712
#   EZconn Corp..........................................    342,000     402,222
    Far Eastern Department Stores, Ltd................... 10,950,000   6,354,518
    Far Eastern International Bank....................... 23,050,059   7,796,464
    Far Eastern New Century Corp......................... 17,858,705  19,070,393
    Far EasTone Telecommunications Co., Ltd..............  9,137,000  21,685,596
    Faraday Technology Corp..............................  1,044,893   2,057,408

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
                                                            SHARES     VALUE>>
                                                          ---------- -----------
TAIWAN -- (Continued)
#*  Farglory F T Z Investment Holding Co., Ltd...........    614,000 $   341,164
    Farglory Land Development Co., Ltd...................  4,348,105   4,441,246
#*  Federal Corp.........................................  4,393,938   1,754,086
#   Feedback Technology Corp.............................    268,200   1,032,520
    Feng Hsin Steel Co., Ltd.............................  3,148,131   5,577,297
    Feng TAY Enterprise Co., Ltd.........................  2,384,292  13,741,050
    Fine Blanking & Tool Co., Ltd........................     35,000      45,632
#*  First Copper Technology Co., Ltd.....................  2,140,000     738,769
#   First Financial Holding Co., Ltd..................... 41,400,933  28,478,530
#   First Hi-Tec Enterprise Co., Ltd.....................    708,496     881,171
    First Hotel..........................................  1,186,429     575,953
    First Insurance Co., Ltd. (The)......................  1,943,640     863,789
#*  First Steamship Co., Ltd.............................  7,195,194   2,826,376
#   FLEXium Interconnect, Inc............................  3,465,724  12,247,525
    Flytech Technology Co., Ltd..........................  1,028,070   2,603,652
#   FocalTech Systems Co., Ltd...........................  3,281,174   2,692,640
    FOCI Fiber Optic Communications, Inc.................     56,000      49,069
#   Forest Water Environment Engineering Co., Ltd........    355,000     802,498
#   Formosa Advanced Technologies Co., Ltd...............  1,828,000   2,120,407
    Formosa Chemicals & Fibre Corp.......................  9,783,198  38,596,019
    Formosa International Hotels Corp....................    526,975   2,462,544
#   Formosa Laboratories, Inc............................    863,003   1,473,149
#   Formosa Oilseed Processing Co., Ltd..................    414,891   1,120,049
    Formosa Optical Technology Co., Ltd..................    200,000     405,099
    Formosa Petrochemical Corp...........................  5,374,000  21,180,712
    Formosa Plastics Corp................................  9,045,770  33,310,075
    Formosa Taffeta Co., Ltd.............................  5,224,460   5,535,831
#   Formosan Rubber Group, Inc...........................  3,602,143   1,654,037
#   Formosan Union Chemical..............................  3,216,986   2,008,455
#   Fortune Electric Co., Ltd............................    982,304     714,808
    Founding Construction & Development Co., Ltd.........  1,443,882     786,172
#   Foxconn Technology Co., Ltd..........................  5,100,241  12,675,780
    Foxlink Image Technology Co., Ltd....................  1,213,000     884,240
#   Foxsemicon Integrated Technology, Inc................    574,402   3,373,920
#   Froch Enterprise Co., Ltd............................  2,692,384   1,248,224
#   FSP Technology, Inc..................................  1,478,619   1,117,204
    Fubon Financial Holding Co., Ltd..................... 31,154,387  51,686,466
#   Fulgent Sun International Holding Co., Ltd...........    809,240   1,383,748
#   Fullerton Technology Co., Ltd........................    835,670     609,116
#   Fulltech Fiber Glass Corp............................  4,267,540   2,575,543
#   Fwusow Industry Co., Ltd.............................    874,294     524,686
    G Shank Enterprise Co., Ltd..........................  1,449,510   1,265,957
*   G Tech Optoelectronics Corp..........................    953,955     455,717
#   Gallant Precision Machining Co., Ltd.................  1,587,000   1,545,492
#   GCS Holdings, Inc....................................    386,000     798,612
#   GEM Services, Inc....................................    722,700   1,995,341
#   Gemtek Technology Corp...............................  3,956,574   3,485,130
#   General Interface Solution Holding, Ltd..............  1,734,000  11,786,593
#   General Plastic Industrial Co., Ltd..................    541,478     658,532
#   Generalplus Technology, Inc..........................    645,000     803,884
*   Genesis Photonics, Inc...............................    638,116      64,868
#   Genesys Logic, Inc...................................    768,000     967,843
*   Genius Electronic Optical Co., Ltd...................    677,810  10,730,132
#*  Genmont Biotech, Inc.................................    132,314     126,257
#   Genovate Biotechnology Co., Ltd......................    250,000     254,779
#   GeoVision, Inc.......................................    551,840     534,979
    Getac Technology Corp................................  4,370,281   6,675,013
#   Giant Manufacturing Co., Ltd.........................  1,686,363   7,232,483
#   Giantplus Technology Co., Ltd........................  3,055,000   1,349,545

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CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- ------------
TAIWAN -- (Continued)
#   Gigabyte Technology Co., Ltd.........................  5,277,750 $ 10,624,889
#   Gigasolar Materials Corp.............................    232,820    1,119,111
#*  Gigastorage Corp.....................................  4,069,728    1,264,429
#   Ginko International Co., Ltd.........................    551,000    4,384,041
*   Gintech Energy Corp..................................  6,024,735    2,582,763
    Global Brands Manufacture, Ltd.......................  3,283,973    1,699,399
    Global Lighting Technologies, Inc....................    956,000    1,187,728
#   Global Mixed Mode Technology, Inc....................    592,000    1,225,910
#   Global PMX Co., Ltd..................................    417,000    1,701,955
    Global Unichip Corp..................................    638,000    6,936,782
#   Globalwafers Co., Ltd................................    706,779   11,964,564
    Globe Union Industrial Corp..........................  2,566,820    1,393,612
    Gloria Material Technology Corp......................  5,755,885    3,253,892
#   Glory Science Co., Ltd...............................    629,866      839,239
*   GlycoNex, Inc........................................    129,000      117,214
#*  Gold Circuit Electronics, Ltd........................  5,158,747    1,653,481
    Golden Friends Corp..................................     93,400      175,040
*   Goldsun Building Materials Co., Ltd.................. 13,022,672    4,216,946
    Good Way Technology Co., Ltd.........................     11,000       14,360
    Good Will Instrument Co., Ltd........................    224,342      174,602
    Gourmet Master Co., Ltd..............................    518,102    4,671,938
    Grand Fortune Securities Co., Ltd....................  1,095,000      401,616
#   Grand Ocean Retail Group, Ltd........................    861,000      878,571
    Grand Pacific Petrochemical..........................  9,449,000    8,846,526
#   Grand Plastic Technology Corp........................    252,000    1,125,889
    GrandTech CG Systems, Inc............................    372,000      578,220
    Grape King Bio, Ltd..................................  1,004,000    7,719,594
    Great China Metal Industry...........................  1,123,000      947,075
    Great Taipei Gas Co., Ltd............................  1,512,000    1,333,762
    Great Wall Enterprise Co., Ltd.......................  6,653,797    8,650,052
#   Greatek Electronics, Inc.............................  3,047,000    5,299,800
#*  Green Energy Technology, Inc.........................  2,948,640    1,240,280
    Green River Holding Co., Ltd.........................     60,350      245,618
#   Green Seal Holding, Ltd..............................    926,400      821,707
#   GTM Holdings Corp....................................  1,166,550      695,810
#   Gudeng Precision Industrial Co., Ltd.................    165,520      190,241
#   Hannstar Board Corp..................................  3,671,875    3,465,329
#   HannStar Display Corp................................ 35,089,323   10,274,147
*   HannsTouch Solution, Inc.............................  6,112,391    1,718,817
#   Hanpin Electron Co., Ltd.............................    808,000      890,401
#*  Harvatek Corp........................................  1,518,839      900,034
#   Hey Song Corp........................................  1,974,500    1,987,517
#   Hi-Clearance, Inc....................................    139,000      453,608
#   Highlight Tech Corp..................................    532,000      465,717
    Highwealth Construction Corp.........................  5,442,130    8,417,676
    HIM International Music, Inc.........................    331,200    1,300,347
#   Hiroca Holdings, Ltd.................................    683,221    2,181,892
#*  HiTi Digital, Inc....................................    900,975      260,430
#   Hitron Technology, Inc...............................  3,342,300    2,289,959
#   Hiwin Technologies Corp..............................  1,226,393   12,039,146
*   Ho Tung Chemical Corp................................ 10,239,828    2,814,236
#*  Hocheng Corp.........................................  3,010,300      897,014
#   Hold-Key Electric Wire & Cable Co., Ltd..............    266,901       79,417
#   Holiday Entertainment Co., Ltd.......................    482,400      895,592
#   Holtek Semiconductor, Inc............................  1,721,000    4,106,031
#   Holy Stone Enterprise Co., Ltd.......................    451,675    3,180,905
    Hon Hai Precision Industry Co., Ltd.................. 55,950,504  153,471,038
#   Hong Ho Precision Textile Co., Ltd...................    207,000      178,240
    Hong Pu Real Estate Development Co., Ltd.............  2,842,554    1,996,929

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CONTINUED

                                                            SHARES      VALUE>>
                                                          ----------- -----------
TAIWAN -- (Continued)
#   Hong TAI Electric Industrial.........................   2,480,000 $   855,859
#   Hong YI Fiber Industry Co............................   1,703,680   1,055,647
#*  Horizon Securities Co., Ltd..........................   4,031,000     921,746
#   Hota Industrial Manufacturing Co., Ltd...............   1,961,762   8,369,100
#   Hotai Motor Co., Ltd.................................   1,391,000  12,111,937
#   Hotron Precision Electronic Industrial Co., Ltd......     741,438   1,066,097
#   Hsin Kuang Steel Co., Ltd............................   2,843,783   3,555,967
#   Hsin Yung Chien Co., Ltd.............................     289,100     865,437
    Hsing TA Cement Co...................................     308,655     160,431
#*  HTC Corp.............................................   4,179,619   7,375,293
#   Hu Lane Associate, Inc...............................     883,688   3,875,810
#*  HUA ENG Wire & Cable Co., Ltd........................   4,436,000   1,559,861
    Hua Nan Financial Holdings Co., Ltd..................  28,417,653  17,043,357
    Huaku Development Co., Ltd...........................   2,643,400   5,649,092
#   Huang Hsiang Construction Corp.......................   1,482,735   1,353,886
#   Hung Ching Development & Construction Co., Ltd.......   1,246,000   1,269,207
    Hung Sheng Construction, Ltd.........................   5,284,900   6,982,544
#   Huxen Corp...........................................     239,072     338,579
#   Hwa Fong Rubber Industrial Co., Ltd..................   2,639,112   1,279,769
*   Hwacom Systems, Inc..................................     221,000      97,568
#   Ibase Technology, Inc................................   1,299,345   2,021,422
#*  Ichia Technologies, Inc..............................   3,428,255   1,862,744
#*  I-Chiun Precision Industry Co., Ltd..................   2,081,211     861,063
#   Ideal Bike Corp......................................   2,205,885     764,283
#   IEI Integration Corp.................................   1,179,950   1,407,768
#   Infortrend Technology, Inc...........................   1,997,866     796,577
#   Info-Tek Corp........................................     475,000     351,516
    Innodisk Corp........................................     819,280   3,825,710
#   Innolux Corp......................................... 105,364,151  39,682,991
#   Inpaq Technology Co., Ltd............................     915,000   1,159,700
#   Intai Technology Corp................................     332,000   1,080,561
#   Integrated Service Technology, Inc...................     562,610   1,289,621
#   IntelliEPI, Inc......................................     193,000     477,912
    International Games System Co., Ltd..................     761,000   4,293,585
    Inventec Corp........................................  17,186,276  13,752,534
#   Iron Force Industrial Co., Ltd.......................     526,682   1,549,407
#   I-Sheng Electric Wire & Cable Co., Ltd...............     859,000   1,201,605
    ITE Technology, Inc..................................   1,342,646   1,544,575
    ITEQ Corp............................................   2,188,611   5,169,975
    J TOUCH Corp. COMMON STOCK TWD10.0...................      22,100         409
    Jarllytec Co., Ltd...................................     589,828     958,753
#   Jentech Precision Industrial Co., Ltd................     561,156   1,298,159
    Jess-Link Products Co., Ltd..........................   1,003,450     884,433
#   Jih Lin Technology Co., Ltd..........................     248,000     655,670
    Jih Sun Financial Holdings Co., Ltd..................  11,739,815   3,713,510
    Jinan Acetate Chemical Co., Ltd......................       4,000      16,159
#   Jinli Group Holdings, Ltd............................   1,604,856   1,181,911
    Johnson Health Tech Co., Ltd.........................     564,247     613,185
#   Jourdeness Group, Ltd................................     309,000   1,239,147
#   K Laser Technology, Inc..............................   1,958,459     938,079
#   Kaori Heat Treatment Co., Ltd........................     696,321   1,173,799
#   Kaulin Manufacturing Co., Ltd........................   1,433,684     928,988
#   KEE TAI Properties Co., Ltd..........................   5,021,101   1,764,401
#   Kenda Rubber Industrial Co., Ltd.....................   3,514,304   3,716,620
#   Kenmec Mechanical Engineering Co., Ltd...............   2,205,000     770,758
#   Kerry TJ Logistics Co., Ltd..........................   1,379,000   1,805,390
*   Key Ware Electronics Co., Ltd........................     229,000      81,634
#   Kindom Construction Corp.............................   5,007,000   3,662,544
    King Chou Marine Technology Co., Ltd.................     733,800     879,525

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CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
TAIWAN -- (Continued)
#   King Slide Works Co., Ltd............................    350,450 $ 4,840,001
    King Yuan Electronics Co., Ltd....................... 13,572,032  11,728,977
#   Kingcan Holdings, Ltd................................    378,594     194,113
#   Kingpak Technology, Inc..............................    305,782   1,883,146
    King's Town Bank Co., Ltd............................  7,154,653   7,534,942
*   King's Town Construction Co., Ltd....................  1,164,690     848,798
#   Kinik Co.............................................  1,618,000   3,638,483
#   Kinko Optical Co., Ltd...............................  1,324,772   1,530,835
#   Kinpo Electronics.................................... 13,997,892   4,645,655
#   Kinsus Interconnect Technology Corp..................  3,224,476   5,807,945
#   KMC Kuei Meng International, Inc.....................    604,951   2,580,736
#   KNH Enterprise Co., Ltd..............................    719,150     284,586
#   KS Terminals, Inc....................................  1,177,290   1,825,286
#   Kung Long Batteries Industrial Co., Ltd..............    684,000   3,420,771
#   Kung Sing Engineering Corp...........................  3,026,000     901,572
#*  Kuo Toong International Co., Ltd.....................  2,682,545   1,883,861
#*  Kuoyang Construction Co., Ltd........................  4,533,586   1,933,798
    Kwong Fong Industries Corp...........................  1,034,733     547,921
#   Kwong Lung Enterprise Co., Ltd.......................    697,000   1,167,963
#*  KYE Systems Corp.....................................  2,818,107   1,037,171
#   L&K Engineering Co., Ltd.............................  2,034,000   2,171,644
#   La Kaffa International Co., Ltd......................    147,948     395,590
#*  LAN FA Textile.......................................  1,891,412     526,375
#   Land Mark Optoelectronics Corp.......................    498,600   4,449,234
#   Lanner Electronics, Inc..............................  1,006,450   1,509,490
    Largan Precision Co., Ltd............................    302,234  50,891,930
#   Laser Tek Taiwan Co., Ltd............................  1,000,144   1,389,251
#   Laster Tech Corp., Ltd...............................    514,000     988,244
    LCY Chemical Corp....................................  3,162,495   5,328,413
    Leader Electronics, Inc..............................    872,886     239,551
#   Leadtrend Technology Corp............................    166,926     156,788
#*  Lealea Enterprise Co., Ltd........................... 11,283,965   3,679,913
#   Ledlink Optics, Inc..................................    613,858     734,791
    Ledtech Electronics Corp.............................    573,095     193,250
#   LEE CHI Enterprises Co., Ltd.........................  1,760,000     586,930
#   Lelon Electronics Corp...............................    880,765   1,927,913
#   Lemtech Holdings Co., Ltd............................    220,000   1,644,691
*   Leofoo Development Co., Ltd..........................  2,303,655     476,792
*   LES Enphants Co., Ltd................................  1,769,479     718,827
#*  Lextar Electronics Corp..............................  3,962,000   2,675,364
#   Li Cheng Enterprise Co., Ltd.........................    970,324   1,137,173
#*  Li Peng Enterprise Co., Ltd..........................  7,644,060   1,999,123
#   Lian HWA Food Corp...................................    703,033     879,929
#   Lida Holdings, Ltd...................................    448,000   1,226,163
    Lien Hwa Industrial Corp.............................  5,590,433   7,219,463
    Lifestyle Global Enterprise, Inc.....................     92,000     309,876
    Lingsen Precision Industries, Ltd....................  4,087,490   1,523,750
#   Lion Travel Service Co., Ltd.........................    320,000   1,116,157
    Lite-On Semiconductor Corp...........................  2,297,887   3,002,912
#   Lite-On Technology Corp.............................. 20,576,419  27,042,263
#   Long Bon International Co., Ltd......................  3,452,875   1,630,836
#   Long Chen Paper Co., Ltd.............................  5,373,493   4,728,056
#   Longwell Co..........................................  1,116,000   1,613,931
#   Lotes Co., Ltd.......................................    585,920   4,030,105
#   Lu Hai Holding Corp..................................    338,790     350,933
*   Lucky Cement Corp....................................  1,780,000     462,340
    Lumax International Corp., Ltd.......................    604,126   1,204,125
    Lung Yen Life Service Corp...........................    684,000   1,292,949
#*  LuxNet Corp..........................................    753,192     633,499

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EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
TAIWAN -- (Continued)
#   Macauto Industrial Co., Ltd..........................    570,000 $ 2,012,854
#   Machvision, Inc......................................    349,000   5,369,784
#   Macroblock, Inc......................................    311,650   1,259,756
#*  Macronix International............................... 15,261,521  21,281,357
    Makalot Industrial Co., Ltd..........................  2,033,416   9,043,804
    Masterlink Securities Corp........................... 11,576,303   3,952,786
#   Materials Analysis Technology, Inc...................    535,932   1,258,877
    Mayer Steel Pipe Corp................................  1,454,905     658,905
#   Maywufa Co., Ltd.....................................    178,462      79,598
#   MediaTek, Inc........................................  3,809,823  31,684,916
    Mega Financial Holding Co., Ltd...................... 35,477,220  31,603,081
#   Meiloon Industrial Co................................  1,224,889     823,005
    Mercuries & Associates Holding, Ltd..................  4,395,416   3,650,472
*   Mercuries Life Insurance Co., Ltd....................  9,873,859   5,519,303
    Merida Industry Co., Ltd.............................    715,588   3,450,896
#   Merry Electronics Co., Ltd...........................  1,352,594   7,213,553
#*  Microbio Co., Ltd....................................  3,617,358   2,377,092
    Microelectronics Technology, Inc.....................    246,772     208,677
    Microlife Corp.......................................    286,100     801,594
#   Micro-Star International Co., Ltd....................  4,943,465  17,002,740
    Mildef Crete, Inc....................................    572,000     803,751
#   MIN AIK Technology Co., Ltd..........................  1,384,249     872,076
#   Mirle Automation Corp................................  1,800,512   2,530,215
    Mitac Holdings Corp..................................  7,093,300   7,863,632
    MJ International Co., Ltd............................     24,000      51,900
#   Mobiletron Electronics Co., Ltd......................    654,960     792,116
#   momo.com, Inc........................................    235,000   1,538,254
#*  Mosel Vitelic, Inc...................................    276,899     352,824
#*  Motech Industries, Inc...............................  5,507,003   2,396,956
#   MPI Corp.............................................    795,000   1,613,097
    Nak Sealing Technologies Corp........................    502,549   1,390,219
    Namchow Holdings Co., Ltd............................  1,999,000   3,710,000
#   Nan Kang Rubber Tire Co., Ltd........................  2,995,197   2,484,151
#   Nan Liu Enterprise Co., Ltd..........................    260,000   1,436,320
    Nan Ren Lake Leisure Amusement Co., Ltd..............  1,231,000     313,972
    Nan Ya Plastics Corp................................. 11,109,584  30,870,094
#   Nan Ya Printed Circuit Board Corp....................  2,962,211   2,626,284
#   Nang Kuang Pharmaceutical Co., Ltd...................    548,000     651,575
#   Nantex Industry Co., Ltd.............................  2,949,363   2,762,287
#   Nanya Technology Corp................................  4,622,751  11,893,501
#   National Petroleum Co., Ltd..........................    651,000     819,648
#*  Neo Solar Power Corp................................. 10,394,947   3,419,034
#   Netronix, Inc........................................    828,000   1,118,488
    New Asia Construction & Development Corp.............    873,423     182,727
    New Best Wire Industrial Co., Ltd....................    110,200     111,921
    New Era Electronics Co., Ltd.........................    540,000     298,214
#*  Newmax Technology Co., Ltd...........................    617,916   1,349,453
#   Nexcom International Co., Ltd........................    644,267     547,552
#   Nichidenbo Corp......................................  1,376,552   3,443,888
    Nien Hsing Textile Co., Ltd..........................  1,363,656   1,034,153
#   Nien Made Enterprise Co., Ltd........................  1,038,000   8,994,527
#*  Niko Semiconductor Co., Ltd..........................    121,000     191,994
#   Nishoku Technology, Inc..............................    411,000     948,254
#   Nova Technology Corp.................................     50,000     319,711
    Novatek Microelectronics Corp........................  3,658,000  17,713,995
#   Nuvoton Technology Corp..............................    899,000   1,817,457
#   O-Bank Co., Ltd......................................  1,217,000     327,682
#*  Ocean Plastics Co., Ltd..............................  1,159,000   1,014,816
#   On-Bright Electronics, Inc...........................    239,800   2,224,802

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EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
TAIWAN -- (Continued)
*   Optimax Technology Corp..............................    204,366 $    23,475
    OptoTech Corp........................................  4,372,397   3,788,235
    Orient Europharma Co., Ltd...........................    392,000     870,157
*   Orient Semiconductor Electronics, Ltd................  6,238,000   2,111,786
#   Oriental Union Chemical Corp.........................  7,972,819   8,639,806
#   O-TA Precision Industry Co., Ltd.....................    561,000     500,012
    Pacific Construction Co..............................  1,133,276     433,372
    Pacific Hospital Supply Co., Ltd.....................    483,000   1,045,056
#   Paiho Shih Holdings Corp.............................    850,608   1,281,121
#*  Pan Jit International, Inc...........................  3,617,860   5,574,737
#   Pan-International Industrial Corp....................  4,705,854   3,210,627
#   Pao long International Co., Ltd......................    321,000     220,561
    Parade Technologies, Ltd.............................    541,805   8,256,819
#*  Paragon Technologies Co., Ltd........................    740,626     560,484
#   Parpro Corp..........................................    309,000     354,108
*   PChome Online, Inc...................................    439,939   1,965,624
#   PCL Technologies, Inc................................    413,280   1,125,406
#   P-Duke Technology Co., Ltd...........................    384,100     910,153
    Pegatron Corp........................................ 18,974,293  42,270,302
#   PharmaEngine, Inc....................................    217,190     985,833
#   Pharmally International Holding Co., Ltd.............    185,543   2,330,974
#*  Phihong Technology Co., Ltd..........................  3,969,101   1,375,110
    Phison Electronics Corp..............................  1,321,000  10,978,628
    Phoenix Tours International, Inc.....................    266,700     305,126
    Pili International Multimedia Co., Ltd...............     24,000      39,542
#   Pixart Imaging, Inc..................................    534,000   1,907,666
    Planet Technology Corp...............................    181,000     375,009
    Plastron Precision Co., Ltd..........................    330,012     172,675
#   Plotech Co., Ltd.....................................    684,000     498,973
#   Polytronics Technology Corp..........................    565,408   1,222,745
#   Posiflex Technology, Inc.............................    512,939   1,888,345
    Pou Chen Corp........................................ 19,264,005  21,191,065
#*  Power Quotient International Co., Ltd................  1,994,400     515,519
    Power Wind Health Industry, Inc......................     97,351     581,723
#   Powertech Industrial Co., Ltd........................    128,000      63,182
    Powertech Technology, Inc............................  7,402,580  20,975,907
    Poya International Co., Ltd..........................    406,515   4,356,651
    President Chain Store Corp...........................  2,727,728  30,050,556
*   President Securities Corp............................  9,105,144   4,182,767
#   Primax Electronics, Ltd..............................  4,083,000   7,692,162
#*  Prime Electronics & Satellitics, Inc.................    834,511     211,450
    Prince Housing & Development Corp.................... 10,650,140   3,828,916
#*  Princeton Technology Corp............................  1,205,000     367,790
    Pro Hawk Corp........................................     65,000     290,790
#   Promate Electronic Co., Ltd..........................  1,293,000   1,170,636
*   Promise Technology, Inc..............................  1,584,538     467,335
#   Prosperity Dielectrics Co., Ltd......................    764,687   2,844,222
    P-Two Industries, Inc................................    209,000     143,821
#   Qisda Corp........................................... 15,410,525  11,507,412
#   QST International Corp...............................    605,000   1,933,046
#   Qualipoly Chemical Corp..............................  1,000,893   1,027,874
#   Quang Viet Enterprise Co., Ltd.......................    127,000     548,174
    Quanta Computer, Inc................................. 13,558,436  23,469,678
#   Quanta Storage, Inc..................................  2,418,000   2,079,556
#   Quintain Steel Co., Ltd..............................  3,069,216     942,555
#   Radiant Opto-Electronics Corp........................  5,893,692  12,463,573
*   Radium Life Tech Co., Ltd............................  6,182,861   2,730,338
    Rafael Microelectronics, Inc.........................    226,000   1,144,561
    Realtek Semiconductor Corp...........................  2,661,861  10,725,974

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CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
TAIWAN -- (Continued)
#   Rechi Precision Co., Ltd.............................  4,260,292 $ 4,272,636
#   Rexon Industrial Corp., Ltd..........................    222,559     417,208
#   Rich Development Co., Ltd............................  6,660,769   2,221,722
#   RichWave Technology Corp.............................    561,000   1,153,687
#*  Right WAY Industrial Co., Ltd........................    288,000     198,834
*   Ritek Corp........................................... 19,639,225   9,450,735
#*  Roo Hsing Co., Ltd...................................  3,691,000   1,745,767
#   Rotam Global Agrosciences, Ltd.......................    743,217     577,556
*   Ruentex Development Co., Ltd.........................  6,193,046   6,884,095
#   Ruentex Engineering & Construction Co................    295,000     357,020
#   Ruentex Industries, Ltd..............................  4,552,824   8,731,491
#   Run Long Construction Co., Ltd.......................    566,352   1,075,072
#   Sagittarius Life Science Corp........................    194,744     384,685
#   Samebest Co., Ltd....................................    253,200   1,819,810
    Sampo Corp...........................................  4,696,119   2,102,316
#   San Fang Chemical Industry Co., Ltd..................  1,340,659   1,232,715
#   San Far Property, Ltd................................    339,750     159,474
#   San Shing Fastech Corp...............................    932,622   1,660,773
    Sanitar Co., Ltd.....................................    425,000     566,271
#   Sanyang Motor Co., Ltd...............................  4,485,802   3,085,971
#*  Savior Lifetec Corp..................................    434,000     337,632
    Scan-D Corp..........................................     10,000      16,644
    SCI Pharmtech, Inc...................................    584,312   1,307,576
#   Scientech Corp.......................................    524,000   1,475,773
#   ScinoPharm Taiwan, Ltd...............................    581,075     605,918
#   SDI Corp.............................................  1,356,000   3,620,621
#   Sea Sonic Electronics Co., Ltd.......................    202,000     235,960
    Senao International Co., Ltd.........................    567,547     926,179
#   Senao Networks, Inc..................................    302,000   1,345,576
#   Sercomm Corp.........................................  2,279,000   5,058,470
#   Sesoda Corp..........................................  1,945,168   1,768,201
    Shan-Loong Transportation Co., Ltd...................    581,247     592,681
#   Sharehope Medicine Co., Ltd..........................    536,440     579,743
    Sheng Yu Steel Co., Ltd..............................  1,274,000   1,001,677
#   ShenMao Technology, Inc..............................    834,450     590,535
#   Shieh Yih Machinery Industry Co., Ltd................    447,000     175,387
#   Shih Her Technologies, Inc...........................    468,000     491,592
*   Shih Wei Navigation Co., Ltd.........................  2,437,723     604,970
#   Shihlin Electric & Engineering Corp..................  1,585,787   2,077,692
*   Shihlin Paper Corp...................................     30,000      31,480
    Shin Hai Gas Corp....................................      8,242      10,667
#   Shin Kong Financial Holding Co., Ltd................. 53,729,396  20,410,829
    Shin Shin Natural Gas Co.............................      9,480      10,319
#   Shin Zu Shing Co., Ltd...............................  1,750,245   5,119,408
    Shinih Enterprise Co., Ltd...........................    119,000      65,311
#*  Shining Building Business Co., Ltd...................  3,732,628   1,552,457
    Shinkong Insurance Co., Ltd..........................  2,208,784   2,517,258
    Shinkong Synthetic Fibers Corp....................... 13,747,844   5,955,325
    Shinkong Textile Co., Ltd............................    874,169   1,253,786
    Shiny Chemical Industrial Co., Ltd...................    636,717   2,290,075
#   ShunSin Technology Holding, Ltd......................    181,000     856,771
#   Shuttle, Inc.........................................  2,782,000   1,323,384
    Sigurd Microelectronics Corp.........................  4,336,877   5,219,513
#   Silergy Corp.........................................    153,000   3,519,197
#*  Silicon Integrated Systems Corp......................  5,527,817   2,200,295
#*  Silitech Technology Corp.............................  1,586,117     798,538
    Simplo Technology Co., Ltd...........................  1,455,880   8,462,229
#   Sinbon Electronics Co., Ltd..........................  2,267,849   6,586,244
    Sincere Navigation Corp..............................  3,708,370   1,952,740

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CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
TAIWAN -- (Continued)
#   Single Well Industrial Corp..........................    439,279 $   341,775
    Sinher Technology, Inc...............................    553,000     939,116
    Sinmag Equipment Corp................................    425,519   1,943,625
    Sino-American Electronic Co., Ltd....................    247,836      11,081
#   Sino-American Silicon Products, Inc..................  5,383,000  18,538,310
#   Sinon Corp...........................................  4,423,740   2,544,952
    SinoPac Financial Holdings Co., Ltd.................. 46,964,213  17,664,918
#   Sinopower Semiconductor, Inc.........................     74,000     344,485
    Sinphar Pharmaceutical Co., Ltd......................  1,089,507     766,877
    Sinyi Realty Co......................................  1,873,314   2,167,340
#   Sirtec International Co., Ltd........................  1,385,000   1,159,760
#   Sitronix Technology Corp.............................  1,372,774   4,320,237
#   Siward Crystal Technology Co., Ltd...................  2,146,705   1,503,838
#   Soft-World International Corp........................    845,000   2,206,019
#*  Solar Applied Materials Technology Co................  2,903,054   2,023,806
#*  Solartech Energy Corp................................  3,750,062   1,357,086
#   Solomon Technology Corp..............................  1,552,000   1,166,737
#   Solteam Electronics Co., Ltd.........................    666,930     823,950
#   Song Shang Electronics Co., Ltd......................    956,000     555,653
#   Sonix Technology Co., Ltd............................    911,000     866,041
    Southeast Cement Co., Ltd............................  1,181,000     536,640
#*  Speed Tech Corp......................................    334,000     643,726
#   Spirox Corp..........................................  1,025,540     903,270
#   Sporton International, Inc...........................    547,479   2,579,986
#   St Shine Optical Co., Ltd............................    417,000   9,197,928
#   Standard Chemical & Pharmaceutical Co., Ltd..........  1,028,040   1,159,280
    Standard Foods Corp..................................  2,053,734   3,975,321
    Stark Technology, Inc................................    905,520   1,179,822
#   Sun Race Sturmey-Archer, Inc.........................    391,000     497,931
    Sunjuice Holdings Co., Ltd...........................     28,000     150,631
#   Sunko INK Co., Ltd...................................    479,000     157,432
#   Sunny Friend Environmental Technology Co., Ltd.......    570,000   4,460,035
#   Sunonwealth Electric Machine Industry Co., Ltd.......  2,810,001   4,068,775
#   Sunplus Technology Co., Ltd..........................  6,355,153   3,079,573
    Sunrex Technology Corp...............................  1,493,511     933,622
#   Sunspring Metal Corp.................................  1,104,000   1,278,004
    Supreme Electronics Co., Ltd.........................  4,839,857   5,474,062
#   Swancor Holding Co., Ltd.............................    900,061   2,306,581
    Sweeten Real Estate Development Co., Ltd.............    800,527     556,034
#   Symtek Automation Asia Co., Ltd......................    472,420     973,754
#   Syncmold Enterprise Corp.............................  1,696,000   3,191,093
#   Synmosa Biopharma Corp...............................    232,747     255,608
    Synnex Technology International Corp.................  8,316,732  11,886,252
#   Sysage Technology Co., Ltd...........................    867,495     958,700
*   Sysgration...........................................  1,170,000     343,977
    Systex Corp..........................................  1,354,293   2,759,071
    T3EX Global Holdings Corp............................  1,110,000     872,677
#   TA Chen Stainless Pipe...............................  7,925,771   9,965,080
#   Ta Liang Technology Co., Ltd.........................    416,000     704,578
#*  Ta Ya Electric Wire & Cable..........................  6,670,520   3,023,722
#   Ta Yih Industrial Co., Ltd...........................    371,000     910,341
    Tah Hsin Industrial Corp.............................    456,300     392,132
    TAI Roun Products Co., Ltd...........................    263,000     103,156
#   TA-I Technology Co., Ltd.............................  1,214,446   3,940,019
#   Tai Tung Communication Co., Ltd......................    966,353     609,354
    Taichung Commercial Bank Co., Ltd.................... 24,881,302   8,250,880
#   TaiDoc Technology Corp...............................    652,532   3,319,168
#   Taiflex Scientific Co., Ltd..........................  2,236,460   3,222,406
*   TaiMed Biologics, Inc................................    392,000   3,280,934

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CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- ------------
TAIWAN -- (Continued)
#   Taimide Tech, Inc....................................  1,327,800 $  3,168,788
#   Tainan Enterprises Co., Ltd..........................  1,015,289      684,827
    Tainan Spinning Co., Ltd............................. 11,141,791    4,866,848
#*  Tainergy Tech Co., Ltd...............................  2,852,000      734,094
    Tainet Communication System Corp.....................     62,000      134,381
#   Tai-Saw Technology Co., Ltd..........................    309,960      270,950
    Taishin Financial Holding Co., Ltd................... 42,802,159   21,000,650
#*  Taisun Enterprise Co., Ltd...........................  2,954,775    1,787,535
#*  Taita Chemical Co., Ltd..............................  2,571,609    1,225,148
    Taiwan Business Bank................................. 29,022,091    9,578,875
#   Taiwan Cement Corp................................... 23,125,374   29,758,070
#   Taiwan Chinsan Electronic Industrial Co., Ltd........    719,000    1,404,646
#   Taiwan Cogeneration Corp.............................  4,134,657    3,480,518
    Taiwan Cooperative Financial Holding Co., Ltd........ 31,826,470   19,462,407
    Taiwan FamilyMart Co., Ltd...........................    214,000    1,377,811
#   Taiwan Fertilizer Co., Ltd...........................  5,859,000    8,236,655
#   Taiwan Fire & Marine Insurance Co., Ltd..............  1,340,880      891,759
#   Taiwan FU Hsing Industrial Co., Ltd..................  1,676,000    1,916,548
*   Taiwan Glass Industry Corp...........................  8,190,904    4,447,404
    Taiwan High Speed Rail Corp..........................  7,416,000    6,025,838
#   Taiwan Hon Chuan Enterprise Co., Ltd.................  3,256,545    5,685,459
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd........  1,900,000    1,249,620
*   Taiwan IC Packaging Corp.............................     81,000       15,754
*   Taiwan Land Development Corp.........................  9,805,009    2,830,198
#*  Taiwan Line Tek Electronic...........................    799,071      774,635
#*  Taiwan Mask Corp.....................................  1,577,050    1,776,057
    Taiwan Mobile Co., Ltd...............................  5,551,900   19,143,143
*   Taiwan Navigation Co., Ltd...........................  2,155,720    1,360,445
#   Taiwan Paiho, Ltd....................................  2,583,152    5,356,898
    Taiwan PCB Techvest Co., Ltd.........................  3,063,816    2,711,087
#*  Taiwan Prosperity Chemical Corp......................    893,000      906,613
    Taiwan Pulp & Paper Corp.............................  2,796,260    1,703,922
#   Taiwan Sakura Corp...................................  1,357,243    1,673,560
#   Taiwan Sanyo Electric Co., Ltd.......................    456,650      351,194
    Taiwan Secom Co., Ltd................................  1,592,405    4,615,092
    Taiwan Semiconductor Co., Ltd........................  2,686,000    7,388,431
    Taiwan Semiconductor Manufacturing Co., Ltd.,
      Sponsored ADR...................................... 10,778,196  444,169,457
    Taiwan Semiconductor Manufacturing Co., Ltd.......... 41,147,652  329,004,574
    Taiwan Shin Kong Security Co., Ltd...................  1,457,561    1,762,249
#   Taiwan Styrene Monomer...............................  6,481,404    4,700,306
    Taiwan Surface Mounting Technology Corp..............  3,320,674    2,892,521
    Taiwan Taxi Co., Ltd.................................    124,000      307,575
#   Taiwan TEA Corp......................................  8,197,896    4,140,641
#   Taiwan Union Technology Corp.........................  2,259,000    8,697,497
#   Taiyen Biotech Co., Ltd..............................  1,352,910    1,332,848
#*  Tatung Co., Ltd...................................... 16,749,588   21,407,313
#   Tayih Lun An Co., Ltd................................    106,000      145,012
#   TCI Co., Ltd.........................................    545,427   10,360,680
    Te Chang Construction Co., Ltd.......................    377,980      240,926
#*  Teapo Electronic Corp................................    260,000      642,759
    Teco Electric and Machinery Co., Ltd................. 14,143,000   10,338,862
    Tehmag Foods Corp....................................     85,600      577,997
    Ten Ren Tea Co., Ltd.................................    180,170      222,162
#   Test Research, Inc...................................  1,253,370    2,346,812
    Test-Rite International Co., Ltd.....................  2,489,166    1,842,910
#*  Tex-Ray Industrial Co., Ltd..........................  1,233,000      431,131
#   Thinking Electronic Industrial Co., Ltd..............    980,058    2,755,324
#   Thye Ming Industrial Co., Ltd........................  1,609,992    2,086,499
    T-Mac Techvest PCB Co., Ltd..........................    568,000      236,743

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES      VALUE>>
                                                          ----------- -----------
TAIWAN -- (Continued)
#   Ton Yi Industrial Corp...............................   6,129,300 $ 2,513,740
#   Tong Hsing Electronic Industries, Ltd................   1,231,534   4,088,030
#   Tong Yang Industry Co., Ltd..........................   4,457,341   6,559,876
#*  Tong-Tai Machine & Tool Co., Ltd.....................   2,081,804   1,471,612
    TOPBI International Holdings, Ltd....................     776,485   2,730,529
    Topco Scientific Co., Ltd............................   1,365,050   3,748,738
#   Topco Technologies Corp..............................     260,000     671,628
    Topkey Corp..........................................      18,000      52,535
#   Topoint Technology Co., Ltd..........................   1,757,771   1,159,505
#   Toung Loong Textile Manufacturing....................     943,000   1,590,280
#*  TPK Holding Co., Ltd.................................   3,994,000   7,920,956
#   Trade-Van Information Services Co....................     344,000     373,506
#   Transcend Information, Inc...........................   1,326,870   3,361,442
    Tripod Technology Corp...............................   3,701,660  10,232,600
#*  TrueLight Corp.......................................     687,600     724,442
#   Tsang Yow Industrial Co., Ltd........................   1,088,000     928,293
    Tsann Kuen Enterprise Co., Ltd.......................     770,441     590,455
#   TSC Auto ID Technology Co., Ltd......................     336,700   2,630,972
*   TSEC Corp............................................   4,462,514   1,214,268
#   TSRC Corp............................................   4,424,154   4,628,677
#   Ttet Union Corp......................................     318,000     978,805
    TTFB Co., Ltd........................................     119,000     871,513
    TTY Biopharm Co., Ltd................................   1,663,991   5,029,128
#*  Tul Corp.............................................     146,000     693,936
    Tung Ho Steel Enterprise Corp........................   8,515,645   6,375,389
#   Tung Thih Electronic Co., Ltd........................     698,848   2,611,427
#   TURVO International Co., Ltd.........................     705,464   2,584,329
#*  TWi Pharmaceuticals, Inc.............................     251,000     578,527
#   TXC Corp.............................................   2,593,762   3,267,329
#   TYC Brother Industrial Co., Ltd......................   2,685,333   2,651,454
*   Tycoons Group Enterprise.............................   4,865,121   1,071,081
#   Tyntek Corp..........................................   2,905,413   1,978,352
#   UDE Corp.............................................     713,000     789,175
#   Ultra Chip, Inc......................................     576,000     735,564
    U-Ming Marine Transport Corp.........................   3,759,200   3,887,666
#   Unimicron Technology Corp............................  17,385,563   9,252,015
    Union Bank Of Taiwan.................................   6,724,621   2,275,360
#*  Union Insurance Co., Ltd.............................     589,895     332,858
    Uni-President Enterprises Corp.......................  26,707,734  70,647,113
    Unitech Computer Co., Ltd............................     850,365     565,688
#*  Unitech Printed Circuit Board Corp...................   5,645,921   3,917,830
#   United Integrated Services Co., Ltd..................   2,162,800   4,129,114
#   United Microelectronics Corp......................... 127,663,441  73,110,310
#   United Orthopedic Corp...............................     570,468   1,020,278
#   United Radiant Technology............................   1,187,000     687,552
    United Technologies Corp.............................      13,820         564
#*  Unity Opto Technology Co., Ltd.......................   4,328,276   1,635,961
    Univacco Technology, Inc.............................      52,000      31,467
    Universal Cement Corp................................   3,465,790   2,259,567
#*  Universal Microelectronics Co., Ltd..................     240,000     216,265
#   Universal Microwave Technology, Inc..................     569,272   1,374,480
    Unizyx Holding Corp..................................   3,485,496   1,489,267
    UPC Technology Corp..................................   9,260,602   5,656,990
#   Userjoy Technology Co., Ltd..........................     289,383     744,826
#   USI Corp.............................................   9,501,226   4,301,924
#   Usun Technology Co., Ltd.............................     627,000     800,826
#   Utechzone Co., Ltd...................................     621,000   1,070,978
    Vanguard International Semiconductor Corp............   7,269,000  18,587,579
#   Ve Wong Corp.........................................     704,524     593,070

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CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
TAIWAN -- (Continued)
#   VHQ Media Holdings, Ltd..............................    313,000 $ 1,674,198
#   Victory New Materials, Ltd. Co.......................  1,230,000   1,499,635
#   Visual Photonics Epitaxy Co., Ltd....................  1,668,224   4,873,391
    Vivotek, Inc.........................................    172,200     429,203
    Voltronic Power Technology Corp......................    325,350   5,652,762
#*  Wafer Works Corp.....................................  1,856,909   3,836,722
#   Waffer Technology Co., Ltd...........................  1,225,000     714,674
*   Wah Hong Industrial Corp.............................    364,280     215,620
    Wah Lee Industrial Corp..............................  1,698,000   2,975,022
    Walsin Lihwa Corp.................................... 24,578,307  16,747,277
#   Walsin Technology Corp...............................  2,963,496  33,749,910
#   Walton Advanced Engineering, Inc.....................  3,758,662   1,693,502
    Wan Hai Lines, Ltd...................................  5,701,026   3,096,733
    WAN HWA Enterprise Co................................    542,616     231,442
    Waterland Financial Holdings Co., Ltd................ 14,409,368   5,298,793
*   Wei Chuan Foods Corp.................................  1,076,000     840,753
    Weikeng Industrial Co., Ltd..........................  2,612,085   1,952,334
#   Well Shin Technology Co., Ltd........................    979,443   1,602,479
#   Wha Yu Industrial Co., Ltd...........................    556,000     345,211
    Wholetech System Hitech, Ltd.........................    270,000     288,291
#   Win Semiconductors Corp..............................  2,517,248  12,191,384
#   Winbond Electronics Corp............................. 33,197,188  21,688,964
    Winmate, Inc.........................................    127,000     230,823
#   Winstek Semiconductor Co., Ltd.......................    780,000     731,814
    Wintek Corp..........................................  6,349,135      71,157
#   Wisdom Marine Lines Co., Ltd.........................  3,738,595   3,715,450
#   Wisechip Semiconductor, Inc..........................    179,846     402,566
#   Wistron Corp......................................... 23,349,377  18,065,586
#   Wistron NeWeb Corp...................................  3,155,402   7,862,663
#   Wowprime Corp........................................    898,000   2,526,961
    WPG Holdings, Ltd.................................... 10,751,041  14,933,359
    WT Microelectronics Co., Ltd.........................  4,526,789   6,685,078
#   WUS Printed Circuit Co., Ltd.........................  2,650,700   1,352,073
#   XAC Automation Corp..................................    966,000   1,052,802
    XPEC Entertainment, Inc..............................     63,985       5,183
    Xxentria Technology Materials Corp...................  1,170,736   3,413,148
#   Yageo Corp...........................................  1,550,231  39,681,181
*   Yang Ming Marine Transport Corp...................... 13,312,491   3,998,966
#   YC Co., Ltd..........................................  4,507,107   2,750,036
    YC INOX Co., Ltd.....................................  3,364,560   2,805,699
    YCC Parts Manufacturing Co., Ltd.....................     51,000      70,030
    Yea Shin International Development Co., Ltd..........  1,469,433     961,054
#   Yeong Guan Energy Technology Group Co., Ltd..........  1,206,774   2,185,304
#   YFC-Boneagle Electric Co., Ltd.......................  1,232,000   1,585,467
*   YFY, Inc............................................. 14,507,997   5,749,503
#   Yi Jinn Industrial Co., Ltd..........................  3,086,096   1,388,038
#   Yieh Phui Enterprise Co., Ltd........................ 12,195,015   4,248,566
#   Yonyu Plastics Co., Ltd..............................  1,029,050   1,241,126
#*  Young Fast Optoelectronics Co., Ltd..................  1,553,137     934,816
#*  Young Optics, Inc....................................    532,214   2,380,225
#   Youngtek Electronics Corp............................  1,384,569   2,365,801
    Yuanta Financial Holding Co., Ltd.................... 43,940,301  20,269,191
    Yuanta Futures Co., Ltd..............................     41,000      56,636
#   Yulon Finance Corp...................................  1,460,000   5,354,001
#   Yulon Motor Co., Ltd.................................  8,691,715   6,012,712
#   Yung Chi Paint & Varnish Manufacturing Co., Ltd......    385,350   1,014,625
    Yungshin Construction & Development Co., Ltd.........    524,200     562,238
    YungShin Global Holding Corp.........................  1,178,400   1,523,371
    Yungtay Engineering Co., Ltd.........................  2,978,000   4,754,643

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES       VALUE>>
                                                          ----------- --------------
TAIWAN -- (Continued)
    Zeng Hsing Industrial Co., Ltd.......................     657,974 $    2,752,259
#   Zenitron Corp........................................   2,014,000      1,531,555
#   Zero One Technology Co., Ltd.........................   1,126,000        878,457
    Zhen Ding Technology Holding, Ltd....................   4,791,150     11,298,315
    Zig Sheng Industrial Co., Ltd........................   6,752,638      2,208,300
#   Zinwell Corp.........................................   3,183,979      2,603,995
#   Zippy Technology Corp................................   1,317,028      1,523,010
#   ZongTai Real Estate Development Co., Ltd.............   2,903,250      1,871,078
                                                                      --------------
TOTAL TAIWAN.............................................              4,753,941,525
                                                                      --------------
THAILAND -- (3.2%)
    AAPICO Hitech PCL....................................     125,100        123,145
    AAPICO Hitech PCL....................................     768,780        756,764
    Advanced Info Service PCL............................   3,625,809     22,014,230
    Advanced Information Technology PCL..................     549,600        389,858
    AEON Thana Sinsap Thailand PCL.......................     147,100        742,795
    AEON Thana Sinsap Thailand PCL.......................      11,200         56,555
    Airports of Thailand PCL.............................  15,631,000     31,125,751
*   AJ Advance Technology PCL............................  15,987,600        182,606
    AJ Plast PCL.........................................   1,649,700        520,645
    Amata Corp. PCL......................................   3,287,900      1,986,378
    Ananda Development PCL...............................  17,294,500      2,625,104
    AP Thailand PCL......................................  16,829,536      4,653,794
    Asia Aviation PCL....................................  18,198,700      2,505,261
    Asia Capital Group PCL...............................     875,900        231,678
    Asia Plus Group Holdings PCL.........................  10,650,300      1,242,055
    Asia Plus Group Holdings PCL.........................     799,600         93,251
    Asia Sermkij Leasing PCL.............................   1,076,300        737,591
    Asian Insulators PCL.................................   9,576,560         66,924
    Asian Phytoceuticals PCL.............................      34,523          4,628
    Bangchak Corp. PCL...................................   4,895,500      5,150,060
    Bangkok Airways PCL..................................   6,057,900      2,330,662
    Bangkok Aviation Fuel Services PCL...................   2,422,542      2,530,308
    Bangkok Bank PCL.....................................     806,700      5,043,390
    Bangkok Chain Hospital PCL...........................  14,329,250      7,020,342
    Bangkok Dusit Medical Services PCL...................  14,257,800     11,356,528
    Bangkok Expressway & Metro PCL.......................  57,062,555     14,321,381
    Bangkok Insurance PCL................................      20,640        216,512
    Bangkok Land PCL..................................... 129,434,704      7,430,727
    Bangkok Life Assurance PCL...........................   3,239,140      3,212,853
    Bangkok Ranch PCL....................................   5,342,500        907,278
    Banpu PCL............................................  16,661,610     10,566,876
    Banpu Power PCL......................................   1,259,000        923,342
    BCPG PCL.............................................   1,103,700        587,180
    Beauty Community PCL.................................  16,189,900      3,795,648
    BEC World PCL........................................  12,979,100      3,784,108
    Berli Jucker PCL.....................................   3,790,250      6,493,665
    Better World Green PCL...............................  21,029,800        651,058
    Big Camera Corp. PCL.................................  21,433,500      1,520,381
*   BJC Heavy Industries PCL.............................   2,734,400        182,458
    BTS Group Holdings PCL...............................  15,888,400      4,512,936
    Bumrungrad Hospital PCL..............................   1,863,500     10,166,073
    Buriram Sugar PCL....................................   1,876,960        377,987
    Cal-Comp Electronics Thailand PCL....................  19,277,028      1,228,353
    Carabao Group PCL....................................   1,237,300      1,775,806
    Central Pattana PCL..................................   5,485,900     12,490,440
    Central Plaza Hotel PCL..............................   5,119,200      6,731,740
    CH Karnchang PCL.....................................   3,825,167      3,046,797
    Charoen Pokphand Foods PCL...........................  21,426,000     17,549,098

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
THAILAND -- (Continued)
    Charoong Thai Wire & Cable PCL.......................  1,034,400 $   253,392
    Christiani & Nielsen Thai............................  2,094,400     127,162
    Chularat Hospital PCL................................ 50,101,300   3,433,452
*   CIMB Thai Bank PCL...................................  1,623,900      42,953
    CK Power PCL......................................... 26,566,910   3,178,127
    COL PCL..............................................    322,400     268,909
    Com7 PCL.............................................  6,118,400   3,328,616
*   Country Group Development PCL........................ 15,605,300     680,123
    Country Group Holdings PCL...........................  6,787,311     222,368
    CP ALL PCL........................................... 15,405,200  34,843,442
    Delta Electronics Thailand PCL.......................  2,167,900   4,544,966
*   Demco PCL............................................  1,370,900     167,293
    Dhipaya Insurance PCL................................  3,024,600   2,145,493
    Diamond Building Products PCL........................  1,041,800     180,053
    Dynasty Ceramic PCL.................................. 24,776,060   1,623,439
    Eastern Polymer Group PCL............................  4,286,800   1,108,100
    Eastern Printing PCL.................................    816,428     116,808
    Eastern Printing PCL.................................     34,877       4,990
    Eastern Water Resources Development and Management
      PCL................................................  4,123,400   1,363,312
    Electricity Generating PCL...........................    895,800   6,219,711
    Electricity Generating PCL...........................    147,500   1,024,121
    Energy Absolute PCL..................................  7,415,300   7,968,049
*   Energy Earth PCL.....................................  3,836,900      31,576
    Erawan Group PCL (The)............................... 16,020,000   3,515,059
    Esso Thailand PCL.................................... 12,454,700   5,353,237
    Forth Corp. PCL......................................    878,100     179,473
    Forth Smart Service PCL..............................  3,683,400     979,804
    Fortune Parts Industry PCL...........................  4,101,300     342,700
*   G J Steel PCL........................................  6,467,310      62,204
    GFPT PCL.............................................  5,362,322   2,208,110
    Global Power Synergy PCL.............................  2,465,500   5,113,300
    Glow Energy PCL......................................  3,022,700   8,494,814
*   GMM Grammy PCL.......................................    370,000      90,081
    Golden Land Property Development PCL.................  6,672,000   2,145,789
    Golden Land Property Development PCL.................    816,400     262,563
    Grand Canal Land PCL.................................  6,402,000     508,004
    Grande Asset Hotels & Property PCL...................  2,158,431      59,686
*   Group Lease PCL......................................  1,938,700     300,099
    Hana Microelectronics PCL............................  2,487,257   2,691,351
    Home Product Center PCL.............................. 32,325,715  14,282,778
    ICC International PCL................................     51,000      60,933
    Ichitan Group PCL....................................  4,768,900     696,629
    Indorama Ventures PCL................................  6,604,600  11,811,653
*   Inter Far East Energy Corp...........................  4,117,300      71,938
    Interhides PCL.......................................  1,221,400     315,721
    Interlink Communication PCL..........................    922,050     141,342
    Intouch Holdings PCL.................................  2,698,600   4,562,556
    Intouch Holdings PCL.................................    180,100     305,851
    IRPC PCL............................................. 50,113,390   9,715,400
*   Italian-Thai Development PCL......................... 21,973,419   1,875,699
    Jasmine International PCL............................ 49,808,300   8,084,305
    Jay Mart PCL.........................................  4,348,845   1,150,281
    JMT Network Services PCL.............................    506,000     418,245
*   JSP Property PCL.....................................  1,090,100      22,280
    Jubilee Enterprise PCL...............................    102,600      66,611
    JWD Infologistics PCL................................  2,042,900     439,036
    Kang Yong Electric PCL...............................     11,400     146,655
    Karmarts PCL.........................................  5,364,066     754,549
    Kasikornbank PCL.....................................  1,466,600   9,918,395

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- ------------
THAILAND -- (Continued)
    Kasikornbank PCL.....................................  2,994,800 $ 19,533,261
    KCE Electronics PCL..................................  5,745,764    7,123,918
    KGI Securities Thailand PCL.......................... 13,758,300    1,745,117
    Khon Kaen Sugar Industry PCL......................... 18,837,148    1,857,104
*   Khonburi Sugar PCL...................................    284,500       37,454
    Kiatnakin Bank PCL...................................  3,035,507    6,614,796
    Krung Thai Bank PCL.................................. 19,577,075   11,180,175
    Krungthai Card PCL...................................  8,989,000    7,767,771
    Lam Soon Thailand PCL................................  2,797,200      445,601
    Land & Houses PCL....................................  3,326,700    1,199,892
    Land & Houses PCL.................................... 12,114,380    4,369,479
    Lanna Resources PCL..................................  2,397,350    1,124,096
    LH Financial Group PCL............................... 51,972,127    2,515,032
    Loxley PCL........................................... 12,373,435      825,639
    LPN Development PCL..................................  7,274,196    2,208,277
    Major Cineplex Group PCL.............................  5,507,600    4,122,009
    Malee Group PCL......................................  1,735,200      818,835
    Maybank Kim Eng Securities Thailand PCL..............    537,700      213,335
    MBK PCL..............................................  6,028,600    4,439,456
    MC Group PCL.........................................  3,388,500    1,252,737
*   MCOT PCL.............................................  1,938,900      553,638
    MCS Steel PCL........................................  3,002,500      740,021
    Mega Lifesciences PCL................................  3,498,700    4,285,303
    Millcon Steel PCL....................................  1,312,106       61,918
    Minor International PCL..............................  8,450,957    9,652,431
    MK Real Estate Development PCL.......................  2,044,900      276,587
    MK Restaurants Group PCL.............................    862,300    1,930,909
    Modernform Group PCL.................................    724,300       99,708
    Mono Technology PCL.................................. 17,818,800    1,306,819
    Muang Thai Insurance PCL.............................     19,800       69,333
    Muangthai Capital PCL................................  5,354,400    6,477,746
    Muramoto Electron Thailand PCL.......................      7,400       42,260
    Namyong Terminal PCL.................................  2,966,200      481,439
*   Nation Multimedia Group PCL..........................  9,190,800       78,731
    Netbay PCL...........................................    499,600      533,087
    Noble Development PCL................................    214,500       78,656
    Origin Property PCL..................................  3,902,500    2,205,200
    Padaeng Industry PCL.................................    800,200      447,362
    PCS Machine Group Holding PCL........................  1,732,900      369,810
    Plan B Media Pcl.....................................  7,207,100    1,386,397
    Platinum Group PCL (The).............................  1,054,100      253,466
    Polyplex Thailand PCL................................  5,309,987    2,729,209
*   Power Solution Technologies PCL......................  3,546,500       76,750
*   Precious Shipping PCL................................  7,614,300    2,746,366
    Premier Marketing PCL................................  3,919,300    1,225,149
*   Principal Capital PCL................................    788,900      122,117
    Property Perfect PCL................................. 36,676,200    1,047,262
    Pruksa Holding PCL...................................  8,206,600    5,056,667
    PTG Energy PCL.......................................  7,795,200    3,514,518
    PTT Exploration & Production PCL.....................  7,420,169   30,889,492
    PTT Global Chemical PCL..............................  7,768,811   19,089,279
    PTT PCL.............................................. 72,022,800  110,945,852
    Pylon PCL............................................    820,400      163,981
    Quality Houses PCL................................... 73,617,804    7,700,329
    Raimon Land PCL...................................... 19,936,500      868,889
    Ratchaburi Electricity Generating Holding PCL........  2,216,801    3,431,477
    Ratchaburi Electricity Generating Holding PCL........    731,100    1,131,700
    Ratchthani Leasing PCL...............................  9,647,500    2,261,812
    Regional Container Lines PCL.........................  4,406,900      748,391

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES      VALUE>>
                                                          ----------- -----------
THAILAND -- (Continued)
    Robinson PCL.........................................   1,504,500 $ 2,860,223
    Rojana Industrial Park PCL...........................   9,780,912   1,631,622
*   RS PCL...............................................   5,724,200   3,114,158
    S 11 Group PCL.......................................     938,400     215,773
    Saha-Union PCL.......................................     723,700     951,664
    Sahaviriya Steel Industries PCL......................  72,645,680      20,525
    Samart Corp. PCL.....................................   5,469,000   1,191,772
*   Samart Digital Public Co., Ltd.......................  14,498,900     104,591
    Samart Telcoms PCL...................................   3,055,200     780,559
    Sansiri PCL..........................................  99,597,985   4,939,485
    Sappe PCL............................................   2,035,400   1,575,340
    SC Asset Corp. PCL...................................  19,887,616   2,163,907
    Scan Inter PCL.......................................   2,390,500     273,036
    SEAFCO PCL...........................................   2,220,240     573,912
    Sena Development PCL.................................     840,750      96,028
    Siam Cement PCL (The)................................     484,700   6,555,906
    Siam Cement PCL (The)................................     772,300  10,399,471
    Siam City Cement PCL.................................     560,377   4,008,708
    Siam City Cement PCL.................................      25,524     182,588
    Siam Commercial Bank PCL (The).......................   3,490,169  14,686,614
    Siam Future Development PCL..........................   7,073,525   1,700,878
    Siam Global House PCL................................   6,611,220   3,457,626
    Siam Wellness Group Pcl..............................   1,946,400     900,949
    Siamgas & Petrochemicals PCL.........................  14,403,000   5,108,368
*   Singha Estate PCL....................................  14,094,271   1,321,735
    SNC Former PCL.......................................   1,031,100     458,680
    Somboon Advance Technology PCL.......................   2,566,225   1,735,499
    SPCG PCL.............................................   4,186,400   2,617,286
    Sri Ayudhya Capital PCL..............................     295,700     344,406
*   Sri Trang Agro-Industry PCL..........................   8,568,040   2,884,342
    Sriracha Construction PCL............................     765,700     345,221
    Srisawad Corp. PCL...................................   5,518,102   6,427,005
    Srisawad Finance PCL.................................      30,400      26,041
    Srithai Superware PCL................................  13,370,500     454,123
    Star Petroleum Refining PCL..........................  14,080,800   6,179,131
*   Stars Microelectronics Thailand PCL..................   2,240,900     158,958
*   STP & I PCL..........................................   8,236,633   1,074,451
*   Sub Sri Thai PCL.....................................     316,910      55,247
*   Supalai PCL..........................................   9,323,625   6,669,741
*   Super Energy Corp. PCL............................... 141,740,500   3,110,026
    Susco PCL............................................   2,397,300     242,108
    SVI PCL..............................................   9,824,428   1,222,517
*   Symphony Communication PCL...........................     353,477      53,122
    Synergetic Auto Performance Co., Ltd.................     989,500     193,320
    Synnex Thailand PCL..................................   2,163,700     884,470
    Syntec Construction PCL..............................  10,267,800   1,302,378
    Taokaenoi Food & Marketing PCL.......................   6,246,400   2,928,880
    Tapaco PCL...........................................   1,552,800     387,383
*   Tata Steel Thailand PCL..............................  30,609,200     671,618
    Thai Agro Energy PCL.................................     279,230      17,625
*   Thai Airways International PCL.......................  11,796,537   4,963,977
    Thai Central Chemical PCL............................     247,700     260,580
    Thai Metal Trade PCL.................................   1,801,900     801,567
    Thai Nakarin Hospital PCL............................     137,400     164,161
    Thai Oil PCL.........................................   9,937,500  23,970,074
    Thai Rayon PCL.......................................       6,000       8,476
    Thai Rayon PCL.......................................      20,400      28,819
    Thai Reinsurance PCL.................................   5,342,300     187,872
    Thai Solar Energy PCL................................   2,043,825     186,752

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- ------------
THAILAND -- (Continued)
    Thai Stanley Electric PCL............................    150,500 $  1,230,418
    Thai Stanley Electric PCL............................      5,600       45,783
    Thai Union Group PCL................................. 13,632,460    6,719,938
    Thai Vegetable Oil PCL...............................  3,697,225    3,250,491
    Thai Wah PCL.........................................  3,917,800    1,089,259
    Thaicom PCL..........................................  5,257,200    1,311,535
    Thaifoods Group PCL..................................  6,807,100      842,959
    Thai-German Ceramic Industry PCL.....................  5,256,500      527,704
    Thaire Life Assurance PCL............................  3,281,300      808,736
    Thanachart Capital PCL...............................  7,138,100   10,995,721
    Thitikorn PCL........................................  1,811,500      631,602
    Thoresen Thai Agencies PCL........................... 11,592,500    2,526,168
    Tipco Asphalt PCL....................................  2,812,400    1,251,083
    Tipco Asphalt PCL....................................  4,836,200    2,151,360
    TIPCO Foods PCL......................................  2,484,600      746,799
    Tisco Financial Group PCL............................         90          211
    Tisco Financial Group PCL............................  2,254,400    5,285,338
    TMB Bank PCL......................................... 88,125,113    6,092,208
    Total Access Communication PCL.......................  2,466,200    3,039,200
    Total Access Communication PCL.......................  6,418,200    7,909,414
    TPC Power Holdings Co., Ltd..........................    679,000      197,965
    TPI Polene PCL....................................... 99,908,010    5,705,597
    TRC Construction PCL................................. 14,218,139      209,405
    True Corp. PCL....................................... 80,856,048   15,189,369
*   TTCL PCL.............................................  1,432,868      348,850
    TTW PCL.............................................. 13,227,600    4,969,793
*   U City PCL........................................... 67,261,500       60,651
*   Union Mosaic Industry PCL (The)......................    200,075        7,156
    Unique Engineering & Construction PCL................  9,519,405    3,662,410
    United Paper PCL.....................................  2,213,800      771,869
    Univanich Palm Oil PCL...............................  1,240,700      285,283
    Univentures PCL...................................... 12,931,900    3,090,129
    Vanachai Group PCL...................................  7,880,740    1,906,822
    VGI Global Media PCL................................. 22,061,200    4,707,981
    Vibhavadi Medical Center PCL......................... 38,180,100    2,754,200
    Vinythai PCL.........................................  3,592,700    2,591,668
    WHA Corp. PCL........................................ 23,166,200    2,729,531
    Workpoint Entertainment PCL..........................  2,062,480    2,882,637
                                                                     ------------
TOTAL THAILAND...........................................             938,819,168
                                                                     ------------
TURKEY -- (1.1%)
#   Adana Cimento Sanayii TAS, Class A...................    454,817      535,009
#*  Afyon Cimento Sanayi TAS.............................    754,608      890,811
    Akbank Turk A.S......................................  5,458,621    8,037,288
#   Akcansa Cimento A.S..................................    529,666      944,017
#*  Akenerji Elektrik Uretim A.S.........................  3,770,374      537,040
    Aksa Akrilik Kimya Sanayii A.S.......................  1,381,746    3,284,274
#*  Aksa Enerji Uretim A.S...............................  1,306,781    1,132,170
    Aksigorta A.S........................................  1,360,018      997,392
#   Alarko Holding A.S...................................  1,067,545    1,081,276
#   Albaraka Turk Katilim Bankasi A.S....................  5,732,550    1,529,400
#   Alkim Alkali Kimya A.S...............................    200,782      837,735
    Anadolu Anonim Turk Sigorta Sirketi..................  1,739,079    1,497,994
    Anadolu Cam Sanayii A.S..............................  2,284,900    1,584,114
    Anadolu Efes Biracilik Ve Malt Sanayii A.S...........  1,062,875    4,470,660
    Anadolu Hayat Emeklilik A.S..........................    737,291      978,153
#*  Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S.........    110,305      229,432
    Arcelik A.S..........................................  1,351,036    3,466,153
#   Aselsan Elektronik Sanayi Ve Ticaret A.S.............    495,849    2,729,805

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
TURKEY -- (Continued)
#   AvivaSA Emeklilik ve Hayat A.S., Class A.............     48,420 $   132,125
    Aygaz A.S............................................    418,018     881,308
#*  Bagfas Bandirma Gubre Fabrikalari A.S................    317,741     477,684
#*  Baticim Bati Anadolu Cimento Sanayii A.S.............    592,319     430,908
#*  Bera Holding A.S.....................................  2,402,014     927,829
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S....  1,083,806     529,120
    BIM Birlesik Magazalar A.S...........................  1,121,517  16,119,737
#*  Bizim Toptan Satis Magazalari A.S....................    190,969     252,485
    Bolu Cimento Sanayii A.S.............................    878,330   1,030,560
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S........    628,977   1,213,405
    Borusan Yatirim ve Pazarlama A.S.....................     15,462     128,418
#*  Boyner Perakende Ve Tekstil Yatirimlari A.S..........    241,469     375,353
#*  Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S......    480,049     710,826
#   Bursa Cimento Fabrikasi A.S..........................    312,973     342,835
#   Celebi Hava Servisi A.S..............................    102,022     835,708
#   Cemtas Celik Makina Sanayi Ve Ticaret A.S............    238,577     298,607
    Cimsa Cimento Sanayi VE Ticaret A.S..................    665,986   1,348,306
    Coca-Cola Icecek A.S.................................    666,561   4,009,492
#*  Deva Holding A.S.....................................    216,864     189,141
#*  Dogan Sirketler Grubu Holding A.S.................... 14,468,360   2,943,332
#   Dogus Otomotiv Servis ve Ticaret A.S.................    685,387     886,815
#   Eczacibasi Yatirim Holding Ortakligi A.S.............    356,691     676,401
#   EGE Endustri VE Ticaret A.S..........................     24,008   1,709,263
    EGE Seramik Sanayi ve Ticaret A.S....................     34,281      22,386
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
      Sanayi ve Ticaret A.S..............................  2,962,742   2,147,146
    Enka Insaat ve Sanayi A.S............................  2,132,220   2,115,299
    Erbosan Erciyas Boru Sanayii ve Ticaret A.S..........     65,539   1,060,720
#   Eregli Demir ve Celik Fabrikalari TAS................  8,609,640  19,320,449
#*  Fenerbahce Futbol A.S................................    102,382     574,655
    Ford Otomotiv Sanayi A.S.............................    521,048   6,251,224
#*  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S...  1,411,200     497,328
#*  Global Yatirim Holding A.S...........................  2,206,090   1,456,138
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S..     50,997     488,826
#   Goodyear Lastikleri TAS..............................  1,933,774   1,393,238
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S........  2,190,498   1,258,549
#*  GSD Holding AS.......................................  4,144,454     606,737
#*  Gubre Fabrikalari TAS................................    561,747     405,639
#   Hektas Ticaret TAS...................................    641,781   1,571,098
#*  Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret A.S....    759,951     232,177
#*  Ihlas Holding A.S.................................... 11,713,140     978,579
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
      Ticaret A.S........................................    319,680     513,716
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.    753,290     851,405
#*  Is Finansal Kiralama A.S.............................    930,411     459,045
#   Is Yatirim Menkul Degerler A.S., Class A.............  1,605,578     695,471
#*  Izmir Demir Celik Sanayi A.S.........................  1,833,588     919,614
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.,
      Class A............................................  3,024,848   1,994,466
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.,
      Class B............................................  1,270,489     835,805
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.,
      Class D............................................  9,500,391   8,473,836
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S...............  4,767,210   1,557,564
#   Kartonsan Karton Sanayi ve Ticaret A.S...............      5,113     294,722
#*  Kerevitas Gida Sanayi ve Ticaret A.S.................    197,574      94,222
    KOC Holding A.S......................................  4,344,476  12,273,437
#   Konya Cimento Sanayii A.S............................      7,328     282,796
#   Kordsa Teknik Tekstil A.S............................    958,645   1,529,419
#*  Koza Altin Isletmeleri A.S...........................    425,974   3,706,170
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S........  1,501,782   1,916,578
*   Logo Yazilim Sanayi Ve Ticaret A.S...................     75,860     572,700
#   Mardin Cimento Sanayii ve Ticaret A.S................    298,946     227,942
#*  Metro Ticari ve Mali Yatirimlar Holding A.S..........  2,731,714     538,475

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES       VALUE>>
                                                          ---------- ---------------
TURKEY -- (Continued)
#*  Migros Ticaret A.S...................................    274,176 $     1,074,186
#*  NET Holding A.S......................................  3,357,025       1,187,715
#*  Netas Telekomunikasyon A.S...........................    431,346         854,949
    Nuh Cimento Sanayi A.S...............................    253,978         463,564
#   Otokar Otomotiv Ve Savunma Sanayi A.S................    123,672       1,868,600
#*  Park Elektrik Uretim Madencilik Sanayi ve Ticaret
      A.S................................................    602,840         379,674
#*  Pegasus Hava Tasimaciligi A.S........................    563,957       3,314,744
#   Petkim Petrokimya Holding A.S........................  7,287,819       6,588,158
    Pinar Entegre Et ve Un Sanayi A.S....................     30,118          45,487
#   Pinar SUT Mamulleri Sanayii A.S......................    168,533         309,726
#   Polisan Holding A.S..................................     84,724         118,045
#   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S...  1,014,179         664,045
#*  Sasa Polyester Sanayi A.S............................    694,622       1,375,799
#*  Sekerbank TAS........................................  4,864,026       1,229,736
#   Selcuk Ecza Deposu Ticaret ve Sanayi A.S.............  1,188,445         918,219
#   Soda Sanayii A.S.....................................  3,041,444       3,953,570
#   Tat Gida Sanayi A.S..................................    608,818         510,630
#   TAV Havalimanlari Holding A.S........................  1,633,463       9,643,772
    Tekfen Holding A.S...................................  2,103,426       8,330,829
*   Teknosa Ic Ve Dis Ticaret A.S........................    102,667         102,398
    Tofas Turk Otomobil Fabrikasi A.S....................  1,022,041       4,776,767
    Trakya Cam Sanayii A.S...............................  6,031,804       5,395,778
#*  Tumosan Motor ve Traktor Sanayi A.S..................    374,799         423,078
    Tupras Turkiye Petrol Rafinerileri A.S...............    699,285      15,322,333
#   Turcas Petrol A.S....................................  1,988,139         714,299
*   Turk Hava Yollari AO.................................  5,837,094      20,541,297
#*  Turk Telekomunikasyon A.S............................  3,866,003       3,777,200
#   Turk Traktor ve Ziraat Makineleri A.S................    157,223       1,640,038
    Turkcell Iletisim Hizmetleri A.S.....................  6,302,945      16,563,399
#   Turkcell Iletisim Hizmetleri A.S., ADR...............    291,527       1,892,010
    Turkiye Garanti Bankasi A.S..........................  8,495,362      12,257,067
#   Turkiye Halk Bankasi A.S.............................  6,164,783       8,707,548
    Turkiye Is Bankasi, Class C.......................... 12,091,758      12,505,875
#   Turkiye Sinai Kalkinma Bankasi A.S................... 18,934,324       3,312,336
    Turkiye Sise ve Cam Fabrikalari A.S..................  7,975,312       8,106,183
    Turkiye Vakiflar Bankasi TAO.........................  7,974,481       6,683,080
#*  Ulker Biskuvi Sanayi A.S.............................  1,284,025       4,557,851
#*  Vestel Elektronik Sanayi ve Ticaret A.S..............  1,573,173       2,964,432
#*  Yapi ve Kredi Bankasi A.S............................ 10,481,875       4,518,261
*   Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S..........  1,686,002       1,498,527
#*  Zorlu Enerji Elektrik Uretim A.S.....................  3,647,903       1,136,895
                                                                     ---------------
TOTAL TURKEY.............................................                329,558,052
                                                                     ---------------
TOTAL COMMON STOCKS......................................             27,699,120,133
                                                                     ---------------
PREFERRED STOCKS -- (1.5%)
BRAZIL -- (1.4%)
    AES Tiete Energia SA.................................      6,203           3,272
    Alpargatas SA........................................  1,306,765       4,439,095
    Banco ABC Brasil S.A.................................  1,063,810       4,398,884
    Banco Bradesco SA....................................  6,392,532      51,997,976
    Banco do Estado do Rio Grande do Sul SA, Class B.....  2,479,384      10,391,045
    Banco Pan SA.........................................  1,515,628         690,519
*   Banco Pine SA........................................    117,882          86,371
    Braskem SA, Class A..................................    245,575       3,579,625
*   Centrais Eletricas Brasileiras SA, Class B...........  1,415,863       7,273,023
    Centrais Eletricas Santa Catarina....................     66,063         519,239
    Cia Brasileira de Distribuicao.......................    949,200      21,028,423
    Cia de Gas de Sao Paulo, Class A.....................    320,903       5,100,864

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                SHARES     VALUE>>
                                                                              ---------- ------------
BRAZIL -- (Continued)
    Cia de Saneamento do Parana..............................................  1,515,690 $  3,351,778
    Cia de Transmissao de Energia Eletrica Paulista..........................    582,493    9,519,655
    Cia Energetica de Minas Gerais...........................................  6,724,589   14,745,255
    Cia Energetica de Sao Paulo, Class B.....................................  1,743,242    8,086,176
    Cia Energetica do Ceara, Class A.........................................     89,730    1,183,395
    Cia Ferro Ligas da Bahia - FERBASA.......................................    565,182    2,829,449
    Cia Paranaense de Energia................................................    653,941    3,571,734
    Eucatex SA Industria e Comercio..........................................     87,459       74,100
    Gerdau SA................................................................  3,154,471   14,018,750
*   Gol Linhas Aereas Inteligentes SA........................................    306,300    1,127,009
    Itau Unibanco Holding SA................................................. 11,379,145  136,429,682
    Lojas Americanas SA......................................................  2,573,609   12,438,458
    Marcopolo SA.............................................................  4,924,549    4,985,822
    Petroleo Brasileiro SA...................................................  8,903,162   46,777,597
    Randon SA Implementos e Participacoes....................................  2,450,895    4,486,092
    Telefonica Brasil SA.....................................................    894,497    9,785,534
    Unipar Carbocloro SA.....................................................    539,610    6,315,790
    Usinas Siderurgicas de Minas Gerais SA, Class A..........................  4,465,498   10,553,105
                                                                                         ------------
TOTAL BRAZIL.................................................................             399,787,717
                                                                                         ------------
CHILE -- (0.0%)
    Coca-Cola Embonor SA, Class B............................................    329,325      833,970
    Embotelladora Andina SA, Class B.........................................  1,131,626    4,631,230
    Sociedad Quimica y Minera de Chile SA, Class B...........................     50,776    2,444,512
                                                                                         ------------
TOTAL CHILE..................................................................               7,909,712
                                                                                         ------------
COLOMBIA -- (0.1%)
    Avianca Holdings SA......................................................  2,535,776    2,105,471
    Banco Davivienda SA......................................................    684,111    8,449,321
    Bancolombia SA...........................................................    299,076    3,435,158
    Grupo Argos SA...........................................................     93,838      564,878
    Grupo Aval Acciones y Valores SA.........................................  8,944,589    3,543,177
    Grupo de Inversiones Suramericana SA.....................................    240,282    2,891,198
                                                                                         ------------
TOTAL COLOMBIA...............................................................              20,989,203
                                                                                         ------------
MALAYSIA -- (0.0%)
    SP Setia Bhd Group.......................................................    580,582      121,402
                                                                                         ------------
SOUTH KOREA -- (0.0%)
*   Mirae Asset Daewoo Co., Ltd..............................................    129,046      472,284
                                                                                         ------------
TOTAL PREFERRED STOCKS.......................................................             429,280,318
                                                                                         ------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   Movida Participacoes SA Rights 08/11/18..................................     31,813        2,797
                                                                                         ------------
HONG KONG -- (0.0%)
*   China Grand Pharmaceutical and Healthcare Holdings, Ltd. Rights 08/28/18.    744,000        4,739
                                                                                         ------------
INDONESIA -- (0.0%)
*   Medco Energi Internasional Tbk PT Warrants 12/11/20...................... 19,962,300      495,597
*   Multipolar Tbk PT Rights 7/20/18......................................... 19,074,644            0
                                                                                         ------------
TOTAL INDONESIA..............................................................                 495,597
                                                                                         ------------
MALAYSIA -- (0.0%)
*   Berjaya Assets Bhd Warrants 06/09/23.....................................    706,700       14,777

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                      SHARES       VALUE>>
                                                                    ---------- ---------------
MALAYSIA -- (Continued)
*    Datasonic Group Bhd Warrants 07/05/23.........................  2,214,800 $        98,072
*    Mitrajaya Holdings Bhd Warrants 04/17/23......................    461,110          17,015
*    Power Root Bhd Warrants 12/31/23..............................     41,300           5,283
*    Protasco Bhd Warrants 04/25/23................................    313,575           9,257
*    Salcon Bhd Warrants 07/09/25..................................  2,732,028          70,569
*    Scomi Group Bhd Warrants 02/18/23.............................  1,957,325          24,076
*    Sunway Bhd Warrants 10/03/24..................................  1,186,913         109,494
#*   Vivocom International Holdings Bhd Rights 08/14/18............  5,167,533          12,712
                                                                               ---------------
TOTAL MALAYSIA.....................................................                    361,255
                                                                               ---------------
POLAND -- (0.0%)
*    Hawe SA Rights 09/30/15.......................................  1,003,528               0
                                                                               ---------------
SOUTH KOREA -- (0.0%)
*    Jcontentree Corp. Rights 09/07/18.............................    121,512          52,140
*    Kyungchang Industrial Co., Ltd. Rights 08/31/18...............     36,813          16,454
                                                                               ---------------
TOTAL SOUTH KOREA..................................................                     68,594
                                                                               ---------------
TAIWAN -- (0.0%)
*    Acer, Inc. Rights 07/06/18....................................     21,729             497
*    Anderson Industrial Corp. Rights 8/17/18......................     58,707           2,205
*    Cayman Engley Industrial Co., Ltd. Rights 7/25/18.............     17,804           8,142
*    Hiwin Technologies Corp. Rights 08/31/18......................     40,799          65,303
*    Taiwan Chinsan Eletronic Industrial Co., Ltd. Rights 08/03/18.     25,451           1,413
                                                                               ---------------
TOTAL TAIWAN.......................................................                     77,560
                                                                               ---------------
THAILAND -- (0.0%)
*    Country Group Development PCL Warrants 06/26/21...............  3,121,060          19,700
*    Dynasty Ceramic PCL Warrants 05/07/21.........................  8,270,184         169,033
*    Millcon Steel PCL Warrants 07/10/20...........................    262,421           1,656
*    Samart Corp. Warrants 05/17/21................................    883,333           8,496
*    TTCL PCL Warrants 06/28/21....................................    286,574           8,786
                                                                               ---------------
TOTAL THAILAND.....................................................                    207,671
                                                                               ---------------
TOTAL RIGHTS/WARRANTS..............................................                  1,218,213
                                                                               ---------------
TOTAL INVESTMENT SECURITIES........................................             28,129,618,664
                                                                               ---------------

                                                                                   VALUE+
                                                                               ---------------
SECURITIES LENDING COLLATERAL -- (3.2%)
@(S) DFA Short Term Investment Fund................................ 81,133,752     938,798,648
                                                                               ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $24,676,290,965)^^.........................................            $29,068,417,312
                                                                               ===============

At July 31, 2018, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                   UNREALIZED
                                  NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                       CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                       --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index...........   1,875    09/21/18  $259,552,160 $264,103,125  $ 4,550,965
Mini MSCI Emerging Markets Index.     650    09/21/18    36,863,353   35,629,750   (1,233,603)
                                                       ------------ ------------  -----------
TOTAL FUTURES CONTRACTS..........                      $296,415,513 $299,732,875  $ 3,317,362
                                                       ============ ============  ===========

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
Common Stocks
   Brazil..................... $1,775,549,739              --   --    $ 1,775,549,739
   Chile......................    375,681,695              --   --        375,681,695
   China......................    837,536,205 $ 3,928,504,756   --      4,766,040,961
   Colombia...................    112,221,722              --   --        112,221,722
   Czech Republic.............             --      46,844,244   --         46,844,244
   Egypt......................      1,244,543      14,037,465   --         15,282,008
   Greece.....................             --      62,451,482   --         62,451,482
   Hong Kong..................             --         267,875   --            267,875
   Hungary....................        270,097     102,150,665   --        102,420,762
   India......................    125,592,527   3,633,077,448   --      3,758,669,975
   Indonesia..................     22,765,890     710,018,243   --        732,784,133
   Malaysia...................             --     921,733,698   --        921,733,698
   Mexico.....................    995,646,537          23,459   --        995,669,996
   Peru.......................     39,801,586           2,319   --         39,803,905
   Philippines................      6,240,204     314,407,480   --        320,647,684
   Poland.....................             --     432,642,557   --        432,642,557
   Russia.....................     86,582,750     303,178,346   --        389,761,096
   South Africa...............    136,092,127   1,984,419,568   --      2,120,511,695
   South Korea................    124,944,959   4,582,871,202   --      4,707,816,161
   Taiwan.....................    471,629,609   4,282,311,916   --      4,753,941,525
   Thailand...................    938,021,770         797,398   --        938,819,168
   Turkey.....................      1,892,010     327,666,042   --        329,558,052
Preferred Stocks
   Brazil.....................    399,787,717              --   --        399,787,717
   Chile......................      7,909,712              --   --          7,909,712
   Colombia...................     20,989,203              --   --         20,989,203
   Malaysia...................             --         121,402   --            121,402
   South Korea................             --         472,284   --            472,284
Rights/Warrants
   Brazil.....................             --           2,797   --              2,797
   Hong Kong..................             --           4,739   --              4,739
   Indonesia..................             --         495,597   --            495,597
   Malaysia...................             --         361,255   --            361,255
   South Korea................             --          68,594   --             68,594
   Taiwan.....................             --          77,560   --             77,560
   Thailand...................             --         207,671   --            207,671
Securities Lending Collateral.             --     938,798,648   --        938,798,648
Futures Contracts**...........      3,317,362              --   --          3,317,362
                               -------------- ---------------   --    ---------------
TOTAL......................... $6,483,717,964 $22,588,016,710   --    $29,071,734,674
                               ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                          SHARES    VALUE+
                                                          ------- -----------
COMMON STOCKS -- (97.9%)
CONSUMER DISCRETIONARY -- (14.8%)
#   Adient P.L.C.........................................   7,594 $   361,702
    Advance Auto Parts, Inc..............................   7,261   1,025,471
    Altice USA, Inc., Class A............................  17,966     307,758
*   Amazon.com, Inc......................................  23,642  42,022,236
    Aptiv P.L.C..........................................  14,815   1,452,907
    Aramark..............................................  24,411     981,566
#   Autoliv, Inc.........................................   9,593     982,899
*   AutoNation, Inc......................................  13,610     660,493
*   AutoZone, Inc........................................   1,130     797,249
    Best Buy Co., Inc....................................  33,923   2,545,243
*   Booking Holdings, Inc................................   2,293   4,651,855
    BorgWarner, Inc......................................  25,666   1,181,149
*   Bright Horizons Family Solutions, Inc................   6,200     663,338
    Brunswick Corp.......................................  12,624     811,723
*   Burlington Stores, Inc...............................   4,219     644,705
    Cable One, Inc.......................................     261     188,927
#*  Caesars Entertainment Corp...........................  11,075     125,148
#*  CarMax, Inc..........................................  22,849   1,706,363
    Carnival Corp........................................  18,307   1,084,507
    Carter's, Inc........................................   6,681     700,369
*   Carvana Co...........................................   1,629      70,047
    CBS Corp., Class B...................................  18,845     992,566
*   Charter Communications, Inc., Class A................  12,885   3,924,513
#*  Chipotle Mexican Grill, Inc..........................   1,481     642,250
    Columbia Sportswear Co...............................   9,065     788,474
    Comcast Corp., Class A............................... 334,263  11,959,930
    Darden Restaurants, Inc..............................  10,091   1,079,132
    Delphi Technologies P.L.C............................   4,605     208,008
*   Discovery, Inc., Class C.............................  27,107     665,477
#*  Discovery, Inc., Class A.............................  18,095     480,965
*   DISH Network Corp., Class A..........................  11,143     351,673
    Dollar General Corp..................................  18,487   1,814,499
*   Dollar Tree, Inc.....................................  23,635   2,157,403
    Domino's Pizza, Inc..................................   2,105     552,899
    DR Horton, Inc.......................................  34,554   1,510,010
    Dunkin' Brands Group, Inc............................   7,895     549,729
    Expedia Group, Inc...................................   8,589   1,149,552
*   Five Below, Inc......................................   3,027     294,103
    Foot Locker, Inc.....................................  21,280   1,038,677
    Ford Motor Co........................................ 244,401   2,453,786
    Gap, Inc. (The)......................................  52,395   1,580,757
    Garmin, Ltd..........................................  17,118   1,069,019
*   GCI Liberty, Inc., Class A...........................   5,760     277,114
    General Motors Co.................................... 101,186   3,835,961
    Gentex Corp..........................................  40,303     935,030
    Genuine Parts Co.....................................  12,354   1,202,168
    Goodyear Tire & Rubber Co. (The).....................  31,418     760,630
*   Grand Canyon Education, Inc..........................   5,499     640,798
#   H&R Block, Inc.......................................  15,714     395,364
#   Hanesbrands, Inc.....................................  25,489     567,385
#   Harley-Davidson, Inc.................................  14,511     622,377
    Hasbro, Inc..........................................   6,539     651,350
    Hilton Worldwide Holdings, Inc.......................  13,441   1,057,269
    Home Depot, Inc. (The)...............................  65,195  12,877,316

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
CONSUMER DISCRETIONARY -- (Continued)
    Hyatt Hotels Corp., Class A..........................  3,854 $  301,498
    International Game Technology P.L.C.................. 14,854    375,509
    Interpublic Group of Cos., Inc. (The)................ 30,326    683,851
    Kohl's Corp.......................................... 22,842  1,687,339
    L Brands, Inc........................................  9,365    296,590
    Las Vegas Sands Corp................................. 21,225  1,526,078
    Lear Corp............................................  9,061  1,632,158
    Leggett & Platt, Inc................................. 17,735    772,714
    Lennar Corp., Class A................................ 22,464  1,174,193
    Lennar Corp., Class B................................  1,223     52,834
*   Liberty Broadband Corp., Class C.....................  9,920    788,342
*   Liberty Broadband Corp., Class A.....................  1,832    145,351
*   Liberty Media Corp.-Liberty Formula One, Class C.....  3,075    108,394
#*  Liberty Media Corp.-Liberty Formula One, Class A.....  1,334     44,702
*   Liberty Media Corp.-Liberty SiriusXM, Class C........ 12,301    580,976
*   Liberty Media Corp.-Liberty SiriusXM, Class A........  5,337    251,586
    Lions Gate Entertainment Corp., Class A..............  8,046    191,897
    Lions Gate Entertainment Corp., Class B.............. 11,812    270,140
*   Live Nation Entertainment, Inc....................... 16,033    790,106
*   LKQ Corp............................................. 34,753  1,164,921
    Lowe's Cos., Inc..................................... 45,897  4,559,408
*   Lululemon Athletica, Inc.............................  7,864    943,287
    Macy's, Inc.......................................... 46,935  1,864,728
*   Madison Square Garden Co. (The), Class A.............  1,855    579,094
    Marriott International, Inc., Class A................ 16,139  2,063,210
#   Mattel, Inc.......................................... 23,111    366,772
    McDonald's Corp...................................... 34,175  5,383,929
    MGM Resorts International............................ 52,700  1,653,199
*   Michael Kors Holdings, Ltd........................... 13,635    909,864
*   Mohawk Industries, Inc...............................  7,676  1,445,851
*   Netflix, Inc......................................... 15,079  5,088,409
    Newell Brands, Inc................................... 19,417    508,531
    News Corp., Class A.................................. 28,456    428,832
    News Corp., Class B.................................. 11,880    181,764
    NIKE, Inc., Class B.................................. 62,809  4,830,640
#   Nordstrom, Inc....................................... 12,491    654,653
*   Norwegian Cruise Line Holdings, Ltd.................. 26,912  1,346,407
*   NVR, Inc.............................................    199    549,127
#   Omnicom Group, Inc................................... 16,087  1,107,268
*   O'Reilly Automotive, Inc.............................  4,666  1,427,796
    Penske Automotive Group, Inc.........................  9,871    515,266
#   Polaris Industries, Inc..............................  6,362    670,682
    Pool Corp............................................  3,984    610,548
    PulteGroup, Inc...................................... 28,882    822,848
    PVH Corp.............................................  6,003    921,581
*   Qurate Retail, Inc................................... 47,279  1,006,570
    Ralph Lauren Corp....................................  5,213    703,651
    Ross Stores, Inc..................................... 21,364  1,867,855
    Royal Caribbean Cruises, Ltd.........................  9,048  1,020,252
*   Scientific Games Corp., Class A......................  7,413    356,195
    Service Corp. International.......................... 18,107    712,510
*   ServiceMaster Global Holdings, Inc................... 12,631    719,841
#   Sirius XM Holdings, Inc.............................. 73,479    515,823
#   Six Flags Entertainment Corp.........................  6,231    404,703
*   Skechers U.S.A., Inc., Class A....................... 15,810    438,253
    Starbucks Corp....................................... 75,203  3,939,885
    Tapestry, Inc........................................ 21,277  1,002,572
    Target Corp.......................................... 41,726  3,366,454
*   Tesla, Inc...........................................  3,255    970,446

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CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
CONSUMER DISCRETIONARY -- (Continued)
    Thor Industries, Inc.................................   7,716 $    731,863
    Tiffany & Co.........................................  11,989    1,649,207
    TJX Cos., Inc. (The).................................  34,217    3,327,945
    Toll Brothers, Inc...................................  12,806      451,540
    Tractor Supply Co....................................  12,230      954,429
#*  TripAdvisor, Inc.....................................   7,460      432,605
    Twenty-First Century Fox, Inc., Class A..............  65,540    2,949,300
    Twenty-First Century Fox, Inc., Class B..............  26,234    1,165,314
*   Ulta Salon Cosmetics & Fragrance, Inc................   3,904      954,099
#*  Under Armour, Inc., Class A..........................  19,722      393,848
#*  Under Armour, Inc., Class C..........................  22,640      424,274
    Vail Resorts, Inc....................................   3,026      837,809
#*  Veoneer, Inc.........................................   9,593      501,714
    VF Corp..............................................  15,805    1,455,166
#   Viacom, Inc., Class A................................   1,456       50,086
    Viacom, Inc., Class B................................  47,898    1,391,437
    Walt Disney Co. (The)................................ 109,919   12,482,402
*   Wayfair, Inc., Class A...............................   2,729      296,970
*   Weight Watchers International, Inc...................   4,074      364,745
    Whirlpool Corp.......................................   9,216    1,208,218
#   Williams-Sonoma, Inc.................................  10,728      627,481
#   World Wrestling Entertainment, Inc., Class A.........   3,500      276,885
    Wyndham Destinations, Inc............................   5,727      264,129
    Wyndham Hotels & Resorts, Inc........................   8,087      469,046
    Wynn Resorts, Ltd....................................   6,016    1,003,348
    Yum! Brands, Inc.....................................  13,515    1,071,604
                                                                  ------------
TOTAL CONSUMER DISCRETIONARY.............................          227,085,186
                                                                  ------------
CONSUMER STAPLES -- (6.4%)
    Altria Group, Inc.................................... 103,210    6,056,363
    Archer-Daniels-Midland Co............................  22,146    1,068,766
    Brown-Forman Corp., Class A..........................   3,116      165,989
    Brown-Forman Corp., Class B..........................  15,929      847,741
    Bunge, Ltd...........................................  12,181      842,073
#   Campbell Soup Co.....................................  11,216      458,734
#   Casey's General Stores, Inc..........................   4,093      447,692
#   Church & Dwight Co., Inc.............................  15,429      862,481
#   Clorox Co. (The).....................................   6,421      867,927
    Coca-Cola Co. (The).................................. 201,253    9,384,427
    Colgate-Palmolive Co.................................  35,605    2,385,891
    Conagra Brands, Inc..................................  36,034    1,322,808
    Constellation Brands, Inc., Class A..................   9,045    1,901,530
    Costco Wholesale Corp................................  20,658    4,518,111
#   Coty, Inc., Class A..................................  59,414      796,742
    Estee Lauder Cos., Inc. (The), Class A...............  11,053    1,491,492
    General Mills, Inc...................................  31,544    1,452,917
*   Herbalife Nutrition, Ltd.............................  16,326      842,911
    Hershey Co. (The)....................................   7,971      782,832
#   Hormel Foods Corp....................................  41,836    1,504,841
    Ingredion, Inc.......................................   9,163      928,212
    JM Smucker Co. (The).................................  10,733    1,192,651
    Kellogg Co...........................................  15,517    1,102,173
    Keurig Dr Pepper, Inc................................  11,341      272,298
    Kimberly-Clark Corp..................................  19,465    2,216,285
    Kraft Heinz Co. (The)................................  18,238    1,098,840
    Kroger Co. (The)..................................... 102,236    2,964,844
    Lamb Weston Holdings, Inc............................   5,445      382,620
#   McCormick & Co., Inc. Non-Voting.....................   9,439    1,109,460
    Molson Coors Brewing Co., Class B....................  23,694    1,587,498

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U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
CONSUMER STAPLES -- (Continued)
    Mondelez International, Inc., Class A................  57,548 $ 2,496,432
*   Monster Beverage Corp................................  15,315     919,206
#*  National Beverage Corp...............................   2,084     219,883
    PepsiCo, Inc.........................................  77,946   8,963,790
    Philip Morris International, Inc.....................  60,871   5,253,167
*   Pilgrim's Pride Corp.................................  12,114     215,872
    Pinnacle Foods, Inc..................................  13,878     921,777
*   Post Holdings, Inc...................................  10,947     947,572
    Procter & Gamble Co. (The)........................... 135,237  10,937,969
    Seaboard Corp........................................       4      14,552
    Sysco Corp...........................................  26,567   1,785,568
    Tyson Foods, Inc., Class A...........................  18,920   1,090,738
*   US Foods Holding Corp................................  27,063     915,000
    Walgreens Boots Alliance, Inc........................  43,537   2,943,972
    Walmart, Inc......................................... 108,793   9,707,599
                                                                  -----------
TOTAL CONSUMER STAPLES...................................          98,190,246
                                                                  -----------
ENERGY -- (5.6%)
    Anadarko Petroleum Corp..............................  27,208   1,990,265
    Andeavor.............................................  17,823   2,674,519
*   Antero Resources Corp................................  31,198     640,807
    Apache Corp..........................................  39,968   1,838,528
*   Apergy Corp..........................................   2,992     122,672
    Baker Hughes a GE Co.................................  20,166     697,340
    Cabot Oil & Gas Corp.................................  23,895     561,532
#*  Centennial Resource Development, Inc., Class A.......  21,437     385,009
    Cheniere Energy Partners L.P. Holdings LLC...........   5,564     170,926
*   Cheniere Energy, Inc.................................  12,300     781,050
    Chevron Corp.........................................  73,742   9,311,402
    Cimarex Energy Co....................................   9,340     920,924
*   Concho Resources, Inc................................  13,372   1,950,306
    ConocoPhillips.......................................  48,965   3,533,804
#*  Continental Resources, Inc...........................  11,181     714,130
#   Core Laboratories NV.................................   4,223     473,483
    Devon Energy Corp....................................  49,296   2,218,813
    Diamondback Energy, Inc..............................   8,401   1,108,512
*   Energen Corp.........................................   7,275     539,660
    EOG Resources, Inc...................................  28,482   3,672,469
    EQT Corp.............................................  11,423     567,495
    Exxon Mobil Corp..................................... 179,373  14,620,693
    Halliburton Co.......................................  41,122   1,744,395
    Helmerich & Payne, Inc...............................   7,847     481,413
    Hess Corp............................................  24,744   1,623,949
    HollyFrontier Corp...................................  20,728   1,545,894
    Kinder Morgan, Inc................................... 100,902   1,794,038
    Marathon Oil Corp....................................  73,579   1,553,988
    Marathon Petroleum Corp..............................  33,361   2,696,570
    Murphy Oil Corp......................................  21,912     728,793
    National Oilwell Varco, Inc..........................  29,165   1,418,002
*   Newfield Exploration Co..............................  32,840     943,165
    Noble Energy, Inc....................................  40,218   1,451,468
    Occidental Petroleum Corp............................  45,731   3,838,203
    ONEOK, Inc...........................................  17,913   1,261,792
*   Parsley Energy, Inc., Class A........................  20,571     646,547
    Patterson-UTI Energy, Inc............................   6,805     117,046
    PBF Energy, Inc., Class A............................  11,955     558,299
    Peabody Energy Corp..................................  17,712     752,583
    Phillips 66..........................................  17,886   2,206,059
    Pioneer Natural Resources Co.........................   6,997   1,324,322

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CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
ENERGY -- (Continued)
    Schlumberger, Ltd....................................  51,463 $ 3,474,782
    Targa Resources Corp.................................  17,155     876,106
    TechnipFMC P.L.C.....................................  35,290   1,148,689
#*  Transocean, Ltd......................................  27,224     350,373
    Valero Energy Corp...................................  23,140   2,738,619
    Williams Cos., Inc. (The)............................  31,180     927,605
*   WPX Energy, Inc......................................  39,626     743,780
                                                                  -----------
TOTAL ENERGY.............................................          86,440,819
                                                                  -----------
FINANCIALS -- (13.7%)
    Affiliated Managers Group, Inc.......................   5,787     925,978
    Aflac, Inc...........................................  29,864   1,389,871
    Alleghany Corp.......................................   1,120     704,782
    Allstate Corp. (The).................................  19,232   1,829,348
    Ally Financial, Inc..................................  44,349   1,186,779
    American Express Co..................................  52,182   5,193,153
    American Financial Group, Inc........................   8,154     918,874
    American International Group, Inc....................  34,276   1,892,378
    Ameriprise Financial, Inc............................  13,211   1,924,446
    Aon P.L.C............................................  11,772   1,689,871
*   Arch Capital Group, Ltd..............................  24,585     751,318
    Arthur J Gallagher & Co..............................  16,916   1,206,957
    Assurant, Inc........................................   4,064     448,259
    Assured Guaranty, Ltd................................   5,314     206,821
*   Athene Holding, Ltd., Class A........................  12,144     557,045
    Axis Capital Holdings, Ltd...........................   6,782     383,590
    Bank of America Corp................................. 411,877  12,718,762
    Bank of New York Mellon Corp. (The)..................  37,167   1,987,320
    Bank OZK.............................................  11,819     483,397
    BB&T Corp............................................  32,685   1,660,725
*   Berkshire Hathaway, Inc., Class B....................  81,435  16,113,543
    BGC Partners, Inc., Class A..........................  32,300     346,902
    BlackRock, Inc.......................................   4,740   2,383,082
    BOK Financial Corp...................................   5,528     538,040
*   Brighthouse Financial, Inc...........................   9,418     409,024
    Brown & Brown, Inc...................................  27,202     795,931
    Capital One Financial Corp...........................  24,846   2,343,475
    Cboe Global Markets, Inc.............................   6,665     647,371
    Charles Schwab Corp. (The)...........................  50,607   2,583,993
    Chubb, Ltd...........................................  17,200   2,403,184
    Cincinnati Financial Corp............................  12,865     972,980
    CIT Group, Inc.......................................  12,370     654,744
    Citigroup, Inc.......................................  94,984   6,828,400
    Citizens Financial Group, Inc........................  35,870   1,426,909
    CME Group, Inc.......................................  13,729   2,184,558
    CNA Financial Corp...................................   1,453      67,971
    Comerica, Inc........................................  17,778   1,723,399
    Commerce Bancshares, Inc.............................  14,411     962,655
*   Credit Acceptance Corp...............................   2,229     855,044
    Cullen/Frost Bankers, Inc............................   5,350     591,122
    Discover Financial Services..........................  26,200   1,870,942
*   E*TRADE Financial Corp...............................  26,910   1,609,487
    East West Bancorp, Inc...............................  13,900     899,886
    Eaton Vance Corp.....................................  12,663     672,785
    Erie Indemnity Co., Class A..........................   2,577     320,166
    Everest Re Group, Ltd................................   3,444     751,997
    FactSet Research Systems, Inc........................   2,574     518,301
    Fidelity National Financial, Inc.....................  25,940   1,050,570
    Fifth Third Bancorp..................................  60,716   1,796,586

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CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
    First American Financial Corp........................  12,557 $   703,192
    First Citizens BancShares, Inc., Class A.............   1,210     492,252
    First Horizon National Corp..........................  32,576     582,785
    First Republic Bank..................................  12,749   1,260,366
    FNB Corp.............................................  22,012     282,414
    Franklin Resources, Inc..............................  27,652     949,017
    Goldman Sachs Group, Inc. (The)......................  18,902   4,487,902
    Hanover Insurance Group, Inc. (The)..................   4,500     564,390
    Hartford Financial Services Group, Inc. (The)........  31,624   1,666,585
    Huntington Bancshares, Inc........................... 108,404   1,673,758
    Interactive Brokers Group, Inc., Class A.............  10,802     646,608
    Intercontinental Exchange, Inc.......................  21,601   1,596,530
    Invesco, Ltd.........................................  35,665     962,598
    Investors Bancorp, Inc...............................   9,115     114,120
    Janus Henderson Group P.L.C..........................  19,642     639,347
    Jefferies Financial Group, Inc.......................  27,339     662,971
    JPMorgan Chase & Co.................................. 184,913  21,255,749
    KeyCorp..............................................  38,195     797,130
    Lazard, Ltd., Class A................................  12,455     676,307
    Lincoln National Corp................................  16,053   1,093,209
    Loews Corp...........................................  23,998   1,218,618
    LPL Financial Holdings, Inc..........................  15,543   1,030,345
    M&T Bank Corp........................................   4,857     841,961
*   Markel Corp..........................................     981   1,147,770
    MarketAxess Holdings, Inc............................   1,544     299,181
    Marsh & McLennan Cos., Inc...........................  29,654   2,471,957
    MetLife, Inc.........................................  32,131   1,469,672
    Moody's Corp.........................................   7,616   1,303,250
    Morgan Stanley.......................................  66,525   3,363,504
    Morningstar, Inc.....................................   2,214     292,248
    MSCI, Inc............................................   4,620     767,798
    Nasdaq, Inc..........................................  16,670   1,523,638
#   New York Community Bancorp, Inc......................  46,728     503,261
    Northern Trust Corp..................................  11,489   1,254,829
    Old Republic International Corp......................  31,888     679,533
    PacWest Bancorp......................................  11,079     556,387
    People's United Financial, Inc.......................  34,788     634,185
    Pinnacle Financial Partners, Inc.....................   4,944     309,000
    PNC Financial Services Group, Inc. (The).............  18,790   2,721,356
    Principal Financial Group, Inc.......................  27,313   1,586,339
    Progressive Corp. (The)..............................  31,052   1,863,431
    Prosperity Bancshares, Inc...........................   5,293     371,304
    Prudential Financial, Inc............................  15,851   1,599,524
    Raymond James Financial, Inc.........................  14,044   1,286,290
    Regions Financial Corp...............................  78,766   1,465,835
    Reinsurance Group of America, Inc....................   5,006     708,349
    RenaissanceRe Holdings, Ltd..........................   3,160     416,646
    S&P Global, Inc......................................  13,903   2,786,717
    Santander Consumer USA Holdings, Inc.................  36,404     700,413
    SEI Investments Co...................................   7,378     442,237
*   Signature Bank.......................................   3,842     421,506
*   SLM Corp.............................................  50,744     572,900
    State Street Corp....................................  14,708   1,298,863
    Sterling Bancorp.....................................  23,500     521,700
    SunTrust Banks, Inc..................................  17,858   1,287,026
*   SVB Financial Group..................................   5,022   1,546,173
    Synchrony Financial..................................  42,221   1,221,876
    Synovus Financial Corp...............................  14,225     703,000
    T Rowe Price Group, Inc..............................  21,670   2,580,464

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CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
FINANCIALS -- (Continued)
    TD Ameritrade Holding Corp...........................  12,092 $    691,058
    TFS Financial Corp...................................  10,716      163,098
    Torchmark Corp.......................................   8,195      721,734
    Travelers Cos., Inc. (The)...........................  17,373    2,260,922
    U.S. Bancorp.........................................  86,841    4,603,441
    Umpqua Holdings Corp.................................  19,307      411,239
    Unum Group...........................................  16,609      659,876
#   Virtu Financial, Inc., Class A.......................   8,200      165,230
    Voya Financial, Inc..................................  12,787      645,999
    Webster Financial Corp...............................   9,355      603,678
    Wells Fargo & Co..................................... 249,530   14,295,574
*   Western Alliance Bancorp.............................  13,892      787,954
    Willis Towers Watson P.L.C...........................   8,684    1,384,403
    Wintrust Financial Corp..............................   4,100      359,693
    WR Berkley Corp......................................  10,145      769,092
    XL Group, Ltd........................................  15,525      872,971
    Zions Bancorporation.................................  15,603      806,675
                                                                  ------------
TOTAL FINANCIALS.........................................          209,461,674
                                                                  ------------
HEALTHCARE -- (13.7%)
    Abbott Laboratories..................................  87,408    5,728,720
    AbbVie, Inc..........................................  90,253    8,324,034
*   ABIOMED, Inc.........................................   2,102      745,222
    Aetna, Inc...........................................  16,727    3,151,200
    Agilent Technologies, Inc............................  16,933    1,118,255
#*  Agios Pharmaceuticals, Inc...........................   1,186      102,482
*   Alexion Pharmaceuticals, Inc.........................   7,865    1,045,730
*   Align Technology, Inc................................   3,239    1,155,189
#*  Alkermes P.L.C.......................................   4,353      190,879
    Allergan P.L.C.......................................  12,321    2,268,173
*   Alnylam Pharmaceuticals, Inc.........................   3,432      326,040
    AmerisourceBergen Corp...............................  17,586    1,439,062
    Amgen, Inc...........................................  43,564    8,562,504
    Anthem, Inc..........................................  14,016    3,546,048
*   athenahealth, Inc....................................   3,422      515,730
    Baxter International, Inc............................  24,219    1,754,667
    Becton Dickinson and Co..............................  10,046    2,515,217
*   Biogen, Inc..........................................  12,629    4,222,759
*   BioMarin Pharmaceutical, Inc.........................   7,614      765,664
*   Bio-Rad Laboratories, Inc., Class A..................   2,215      679,230
    Bio-Techne Corp......................................   3,574      574,127
#*  Bluebird Bio, Inc....................................   2,685      415,906
*   Boston Scientific Corp...............................  64,241    2,159,140
    Bristol-Myers Squibb Co..............................  70,325    4,131,594
    Bruker Corp..........................................  12,751      413,132
    Cardinal Health, Inc.................................  27,409    1,369,080
*   Catalent, Inc........................................  20,709      863,565
*   Celgene Corp.........................................  33,904    3,054,411
*   Centene Corp.........................................  16,288    2,122,815
*   Cerner Corp..........................................  20,672    1,283,318
*   Charles River Laboratories International, Inc........   5,310      660,033
    Chemed Corp..........................................     712      225,013
    Cigna Corp...........................................  13,931    2,499,500
    Cooper Cos., Inc. (The)..............................   3,824      996,152
    CVS Health Corp......................................  64,124    4,159,083
    Danaher Corp.........................................  23,051    2,364,572
*   DaVita, Inc..........................................  22,149    1,556,632
    DENTSPLY SIRONA, Inc.................................  16,438      790,832
#*  DexCom, Inc..........................................   2,218      210,998

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CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
HEALTHCARE -- (Continued)
*   Edwards Lifesciences Corp............................  10,332 $ 1,471,793
    Eli Lilly & Co.......................................  42,062   4,156,146
    Encompass Health Corp................................  15,754   1,191,475
*   Envision Healthcare Corp.............................   8,430     373,112
*   Exact Sciences Corp..................................   5,004     292,484
#*  Exelixis, Inc........................................  13,065     270,445
*   Express Scripts Holding Co...........................  40,912   3,250,868
*   FibroGen, Inc........................................   2,211     139,514
    Gilead Sciences, Inc.................................  95,391   7,424,282
*   Globus Medical, Inc., Class A........................   4,900     252,252
    HCA Healthcare, Inc..................................  11,512   1,430,136
#*  Henry Schein, Inc....................................  12,000     952,920
    Hill-Rom Holdings, Inc...............................   7,504     706,877
*   Hologic, Inc.........................................  34,482   1,479,623
    Humana, Inc..........................................   8,153   2,561,510
*   ICU Medical, Inc.....................................   1,592     456,586
*   IDEXX Laboratories, Inc..............................   4,202   1,029,196
*   Illumina, Inc........................................   6,100   1,978,596
*   Incyte Corp..........................................   4,413     293,641
*   Integra LifeSciences Holdings Corp...................   5,200     324,116
*   Intuitive Surgical, Inc..............................   3,707   1,883,860
#*  Ionis Pharmaceuticals, Inc...........................   4,639     202,632
*   IQVIA Holdings, Inc..................................  10,596   1,292,076
*   Jazz Pharmaceuticals P.L.C...........................   5,995   1,037,615
    Johnson & Johnson.................................... 151,793  20,115,608
*   Laboratory Corp. of America Holdings.................  11,397   1,998,350
*   LivaNova P.L.C.......................................   4,100     451,533
*   Loxo Oncology, Inc...................................     968     162,227
*   Masimo Corp..........................................   3,434     341,408
    McKesson Corp........................................  12,081   1,517,374
*   MEDNAX, Inc..........................................   7,834     335,217
    Medtronic P.L.C......................................  58,782   5,303,900
    Merck & Co., Inc..................................... 137,957   9,087,228
*   Mettler-Toledo International, Inc....................   1,086     643,466
#*  Molina Healthcare, Inc...............................   5,200     541,268
*   Mylan NV.............................................  43,762   1,632,760
*   Nektar Therapeutics..................................   3,232     170,003
*   Neurocrine Biosciences, Inc..........................   3,123     313,830
#*  Penumbra, Inc........................................     642      91,325
#   PerkinElmer, Inc.....................................   8,157     645,871
    Perrigo Co. P.L.C....................................   9,299     748,755
    Pfizer, Inc.......................................... 369,512  14,754,614
*   PRA Health Sciences, Inc.............................   5,288     555,980
#*  Premier, Inc., Class A...............................   4,831     180,679
    Quest Diagnostics, Inc...............................  14,307   1,541,150
*   Regeneron Pharmaceuticals, Inc.......................   2,737   1,007,243
    ResMed, Inc..........................................   7,123     753,471
#*  Sage Therapeutics, Inc...............................     844     121,806
#*  Sarepta Therapeutics, Inc............................   2,572     298,969
#*  Seattle Genetics, Inc................................   3,559     250,554
    STERIS P.L.C.........................................   6,362     728,258
    Stryker Corp.........................................  17,191   2,806,431
*   Syneos Health, Inc...................................   7,418     365,522
#*  Taro Pharmaceutical Industries, Ltd..................   2,229     250,228
    Teleflex, Inc........................................   3,090     842,674
    Thermo Fisher Scientific, Inc........................  20,936   4,910,120
*   United Therapeutics Corp.............................   7,373     906,215
    UnitedHealth Group, Inc..............................  50,895  12,887,632
    Universal Health Services, Inc., Class B.............   9,359   1,142,734

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CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
HEALTHCARE -- (Continued)
*   Varian Medical Systems, Inc..........................   4,145 $    478,540
*   Veeva Systems, Inc., Class A.........................   3,349      253,285
*   Vertex Pharmaceuticals, Inc..........................   6,534    1,143,777
*   Waters Corp..........................................   3,358      662,433
*   WellCare Health Plans, Inc...........................   4,550    1,216,761
    West Pharmaceutical Services, Inc....................   6,470      709,435
    Zimmer Biomet Holdings, Inc..........................   8,982    1,127,421
    Zoetis, Inc..........................................  27,447    2,373,617
                                                                  ------------
TOTAL HEALTHCARE.........................................          208,828,135
                                                                  ------------
INDUSTRIALS -- (11.7%)
    3M Co................................................  32,179    6,832,245
#   Acuity Brands, Inc...................................   2,891      401,936
*   AECOM................................................  14,921      500,749
    AGCO Corp............................................   9,721      612,617
    Air Lease Corp.......................................   3,866      169,949
    Alaska Air Group, Inc................................  15,171      953,194
    Allegion P.L.C.......................................   4,960      404,438
    Allison Transmission Holdings, Inc...................  20,055      942,585
    AMERCO...............................................   1,535      578,818
#   American Airlines Group, Inc.........................  24,478      967,860
    AMETEK, Inc..........................................  15,380    1,196,564
    AO Smith Corp........................................  11,317      673,701
    Arconic, Inc.........................................  33,825      733,664
    Boeing Co. (The).....................................  31,091   11,077,723
    BWX Technologies, Inc................................  11,266      740,852
    Carlisle Cos., Inc...................................   7,637      938,129
    Caterpillar, Inc.....................................  34,271    4,928,170
    CH Robinson Worldwide, Inc...........................   9,837      907,267
    Cintas Corp..........................................   6,260    1,280,045
    Copa Holdings SA, Class A............................   4,244      413,111
*   Copart, Inc..........................................  13,786      791,179
*   CoStar Group, Inc....................................   1,304      542,268
    Crane Co.............................................   5,116      463,356
    CSX Corp.............................................  54,131    3,825,979
    Cummins, Inc.........................................   9,415    1,344,556
    Curtiss-Wright Corp..................................   5,905      785,542
    Deere & Co...........................................  17,613    2,550,186
    Delta Air Lines, Inc.................................  56,878    3,095,301
    Donaldson Co., Inc...................................  14,272      680,774
    Dover Corp...........................................  16,466    1,366,349
    Dun & Bradstreet Corp. (The).........................   1,564      196,892
    Eaton Corp. P.L.C....................................  23,317    1,939,275
    EMCOR Group, Inc.....................................   6,651      511,795
    Emerson Electric Co..................................  34,521    2,495,178
    Equifax, Inc.........................................   8,563    1,074,657
    Expeditors International of Washington, Inc..........  15,211    1,158,622
#   Fastenal Co..........................................  21,049    1,198,320
    FedEx Corp...........................................  18,113    4,453,443
#   Flowserve Corp.......................................  15,948      706,975
    Fluor Corp...........................................  11,137      570,771
    Fortive Corp.........................................  14,702    1,206,740
    Fortune Brands Home & Security, Inc..................  15,152      878,816
*   Gardner Denver Holdings, Inc.........................  10,981      314,166
    General Dynamics Corp................................  14,282    2,852,972
    General Electric Co.................................. 277,000    3,775,510
*   Genesee & Wyoming, Inc., Class A.....................   3,148      270,728
    Graco, Inc...........................................  13,410      618,737
    Harris Corp..........................................  10,415    1,717,954

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CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
INDUSTRIALS -- (Continued)
*   HD Supply Holdings, Inc.............................. 17,124 $  753,114
#   HEICO Corp...........................................  4,651    355,197
    HEICO Corp., Class A.................................  5,312    343,952
    Hexcel Corp..........................................  9,636    664,980
    Honeywell International, Inc......................... 45,305  7,232,943
    Hubbell, Inc.........................................  4,345    535,521
    Huntington Ingalls Industries, Inc...................  4,579  1,067,136
    IDEX Corp............................................  5,385    827,028
    Illinois Tool Works, Inc............................. 16,807  2,408,947
    Ingersoll-Rand P.L.C................................. 13,141  1,294,520
    ITT, Inc.............................................  2,579    146,152
    Jacobs Engineering Group, Inc........................ 10,241    692,599
    JB Hunt Transport Services, Inc......................  7,383    885,222
*   JetBlue Airways Corp................................. 49,243    886,374
    Johnson Controls International P.L.C................. 44,054  1,652,466
    Kansas City Southern................................. 10,726  1,247,112
    KAR Auction Services, Inc............................ 13,610    809,115
*   Kirby Corp...........................................  5,997    500,450
#   Knight-Swift Transportation Holdings, Inc............ 13,084    425,884
    L3 Technologies, Inc.................................  7,520  1,612,589
    Lennox International, Inc............................  2,013    436,982
    Lincoln Electric Holdings, Inc.......................  7,018    659,271
    Lockheed Martin Corp................................. 13,932  4,543,225
#   Macquarie Infrastructure Corp........................  6,020    273,368
    ManpowerGroup, Inc...................................  7,544    703,553
    Masco Corp........................................... 12,493    503,843
*   Middleby Corp. (The).................................  5,971    611,908
    MSC Industrial Direct Co., Inc., Class A.............  4,263    360,778
    Nielsen Holdings P.L.C............................... 39,412    928,547
    Nordson Corp.........................................  3,428    459,729
    Norfolk Southern Corp................................ 17,326  2,928,094
    Northrop Grumman Corp................................  8,457  2,541,244
*   nVent Electric P.L.C................................. 16,383    448,894
    Old Dominion Freight Line, Inc.......................  7,082  1,039,638
    Oshkosh Corp.........................................  9,525    716,756
    Owens Corning........................................ 13,581    845,010
    PACCAR, Inc.......................................... 25,038  1,645,497
    Parker-Hannifin Corp.................................  6,874  1,162,050
    Pentair P.L.C........................................ 16,383    731,501
*   Quanta Services, Inc................................. 12,353    420,867
    Raytheon Co.......................................... 16,396  3,246,900
    Republic Services, Inc............................... 17,608  1,276,228
    Robert Half International, Inc....................... 10,204    773,055
    Rockwell Automation, Inc.............................  6,539  1,226,455
    Rockwell Collins, Inc................................ 15,554  2,161,851
    Rollins, Inc.........................................  7,570    415,896
    Roper Technologies, Inc..............................  4,334  1,308,435
    Ryder System, Inc....................................  7,672    600,718
*   Sensata Technologies Holding P.L.C................... 18,253    992,416
    Snap-on, Inc.........................................  6,309  1,069,943
    Southwest Airlines Co................................ 40,384  2,348,734
    Spirit AeroSystems Holdings, Inc., Class A........... 11,811  1,101,376
    Stanley Black & Decker, Inc..........................  7,592  1,134,776
*   Stericycle, Inc......................................  7,263    507,393
*   Teledyne Technologies, Inc...........................  4,033    884,921
    Textron, Inc......................................... 27,397  1,870,393
    Toro Co. (The)....................................... 10,059    605,451
#   TransDigm Group, Inc.................................  2,297    862,615
    TransUnion........................................... 10,255    742,462

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
                                                          SHARES     VALUE+
                                                          ------- ------------
INDUSTRIALS -- (Continued)
    Trinity Industries, Inc..............................  10,375 $    395,288
    Union Pacific Corp...................................  46,648    6,992,069
*   United Continental Holdings, Inc.....................  45,965    3,695,586
    United Parcel Service, Inc., Class B.................  38,309    4,592,866
*   United Rentals, Inc..................................   8,789    1,307,803
    United Technologies Corp.............................  46,145    6,263,722
*   Univar, Inc..........................................   1,776       48,822
*   USG Corp.............................................  16,488      712,611
*   Verisk Analytics, Inc................................  10,712    1,184,961
*   WABCO Holdings, Inc..................................   3,015      378,925
#   Wabtec Corp..........................................   6,945      766,172
    Waste Management, Inc................................  27,101    2,439,090
#   Watsco, Inc..........................................   3,839      662,266
    Woodward, Inc........................................   5,001      416,133
#   WW Grainger, Inc.....................................   3,082    1,068,098
#*  XPO Logistics, Inc...................................  14,827    1,478,548
    Xylem, Inc...........................................  13,711    1,049,714
                                                                  ------------
TOTAL INDUSTRIALS........................................          179,525,406
                                                                  ------------
INFORMATION TECHNOLOGY -- (23.8%)
    Accenture P.L.C., Class A............................  36,715    5,849,801
    Activision Blizzard, Inc.............................  29,204    2,144,158
*   Adobe Systems, Inc...................................  20,432    4,999,302
#*  Advanced Micro Devices, Inc..........................  43,107      790,151
*   Akamai Technologies, Inc.............................  14,388    1,082,841
    Alliance Data Systems Corp...........................   4,317      970,807
*   Alphabet, Inc., Class A..............................  13,358   16,393,205
*   Alphabet, Inc., Class C..............................  14,150   17,224,229
    Amdocs, Ltd..........................................  13,339      901,450
    Amphenol Corp., Class A..............................  15,293    1,430,048
    Analog Devices, Inc..................................  16,076    1,545,547
*   ANSYS, Inc...........................................   5,814      981,868
    Apple, Inc........................................... 282,000   53,661,780
    Applied Materials, Inc...............................  54,514    2,651,016
*   Arista Networks, Inc.................................   3,380      864,367
*   ARRIS International P.L.C............................  14,373      363,062
*   Arrow Electronics, Inc...............................  10,514      797,382
*   Aspen Technology, Inc................................   6,103      584,606
*   Atlassian Corp. P.L.C., Class A......................   2,100      152,061
*   Autodesk, Inc........................................   7,990    1,026,236
    Automatic Data Processing, Inc.......................  24,431    3,297,941
    Avnet, Inc...........................................   7,573      332,076
*   Black Knight, Inc....................................  12,084      624,139
    Blackbaud, Inc.......................................   3,300      329,373
    Booz Allen Hamilton Holding Corp.....................  15,922      752,633
    Broadcom, Inc........................................  21,436    4,753,862
    Broadridge Financial Solutions, Inc..................   7,098      801,932
    CA, Inc..............................................  43,990    1,944,798
*   Cadence Design Systems, Inc..........................  14,129      622,948
    CDK Global, Inc......................................   6,626      413,794
    CDW Corp.............................................   8,526      716,951
    Cisco Systems, Inc................................... 258,975   10,952,053
*   Citrix Systems, Inc..................................  10,015    1,101,350
    Cognex Corp..........................................   9,918      523,472
    Cognizant Technology Solutions Corp., Class A........  31,056    2,531,064
#*  Coherent, Inc........................................   2,251      355,793
*   CommScope Holding Co., Inc...........................  17,008      546,127
    Corning, Inc.........................................  46,104    1,529,731
    Cypress Semiconductor Corp...........................  38,014      677,029

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
                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
*   Dell Technologies, Inc., Class V.....................   7,981 $   738,402
    Dolby Laboratories, Inc., Class A....................   7,287     469,647
    DXC Technology Co....................................  14,407   1,220,849
*   eBay, Inc............................................  50,584   1,692,035
*   EchoStar Corp., Class A..............................   4,518     203,265
*   Electronic Arts, Inc.................................  13,486   1,736,322
    Entegris, Inc........................................   8,848     311,007
*   EPAM Systems, Inc....................................   3,730     485,683
*   Euronet Worldwide, Inc...............................   5,262     483,788
*   F5 Networks, Inc.....................................   4,028     690,319
*   Facebook, Inc., Class A.............................. 102,455  17,681,684
*   Fair Isaac Corp......................................   3,223     649,306
    Fidelity National Information Services, Inc..........  20,277   2,091,167
*   First Data Corp., Class A............................  30,504     709,523
*   First Solar, Inc.....................................   8,159     427,124
*   Fiserv, Inc..........................................  23,871   1,801,783
*   FleetCor Technologies, Inc...........................   7,204   1,563,268
*   Flex, Ltd............................................  74,773   1,043,831
    FLIR Systems, Inc....................................  15,067     882,926
*   Fortinet, Inc........................................   5,892     370,666
#*  Gartner, Inc.........................................   2,948     399,248
    Genpact, Ltd.........................................  22,481     682,973
    Global Payments, Inc.................................  10,307   1,160,259
*   GoDaddy, Inc., Class A...............................   6,640     488,837
*   GrubHub, Inc.........................................   6,543     797,526
*   Guidewire Software, Inc..............................   5,108     440,310
    Hewlett Packard Enterprise Co........................  57,907     894,084
    HP, Inc..............................................  70,728   1,632,402
*   IAC/InterActiveCorp..................................   3,810     561,023
*   Integrated Device Technology, Inc....................   1,251      43,072
    Intel Corp........................................... 309,228  14,873,867
    International Business Machines Corp.................  50,382   7,301,863
    Intuit, Inc..........................................  12,973   2,649,606
*   IPG Photonics Corp...................................   4,029     660,917
    Jabil, Inc...........................................  27,352     770,506
    Jack Henry & Associates, Inc.........................   4,202     566,009
    Juniper Networks, Inc................................  32,657     860,185
*   Keysight Technologies, Inc...........................  15,926     923,708
    KLA-Tencor Corp......................................   8,561   1,005,233
    Lam Research Corp....................................  10,112   1,927,752
    Leidos Holdings, Inc.................................  14,722   1,007,279
    Littelfuse, Inc......................................   1,700     368,594
    LogMeIn, Inc.........................................   5,321     431,267
    Marvell Technology Group, Ltd........................  47,668   1,015,805
    Mastercard, Inc., Class A............................  52,075  10,310,850
#*  Match Group, Inc.....................................   3,203     115,692
    Maxim Integrated Products, Inc.......................  16,316     997,560
    MAXIMUS, Inc.........................................   4,418     286,331
#   Microchip Technology, Inc............................  16,615   1,552,339
*   Micron Technology, Inc...............................  94,070   4,965,955
    Microsoft Corp....................................... 373,443  39,614,833
    MKS Instruments, Inc.................................   7,624     718,943
    Monolithic Power Systems, Inc........................   2,004     265,891
    Motorola Solutions, Inc..............................   6,018     729,983
    National Instruments Corp............................  10,804     473,323
*   NCR Corp.............................................   5,881     164,198
    NetApp, Inc..........................................  18,942   1,468,384
*   New Relic, Inc.......................................   1,843     180,061
*   Nuance Communications, Inc...........................  14,334     211,713

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CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
INFORMATION TECHNOLOGY -- (Continued)
*   Nutanix, Inc., Class A...............................   3,110 $    152,048
    NVIDIA Corp..........................................  30,501    7,468,475
*   Okta, Inc............................................   1,984       98,506
*   ON Semiconductor Corp................................  51,379    1,132,907
    Oracle Corp.......................................... 160,665    7,660,507
*   Palo Alto Networks, Inc..............................   2,695      534,311
    Paychex, Inc.........................................  17,448    1,204,261
#*  Paycom Software, Inc.................................   5,800      616,250
*   PayPal Holdings, Inc.................................  49,509    4,066,669
*   Proofpoint, Inc......................................   2,604      296,986
*   PTC, Inc.............................................   4,107      377,474
*   Pure Storage, Inc., Class A..........................   5,835      126,386
*   Qorvo, Inc...........................................   9,617      786,286
    QUALCOMM, Inc........................................  82,129    5,263,648
*   RealPage, Inc........................................   6,800      374,680
*   Red Hat, Inc.........................................   7,570    1,069,111
*   RingCentral, Inc., Class A...........................   1,851      136,511
    Sabre Corp...........................................  34,374      846,288
*   salesforce.com, Inc..................................  19,221    2,636,160
    Seagate Technology P.L.C.............................  15,655      823,766
*   ServiceNow, Inc......................................   4,705      827,892
    Skyworks Solutions, Inc..............................  15,670    1,482,069
#*  Snap, Inc., Class A..................................  24,852      310,650
*   Splunk, Inc..........................................   3,553      341,443
#*  Square, Inc., Class A................................   8,013      518,040
    SS&C Technologies Holdings, Inc......................  19,642    1,042,401
    Symantec Corp........................................  30,255      611,756
    SYNNEX Corp..........................................   1,686      162,648
*   Synopsys, Inc........................................   9,872      882,853
*   Tableau Software, Inc., Class A......................   4,049      417,330
*   Take-Two Interactive Software, Inc...................   5,681      642,067
    TE Connectivity, Ltd.................................  21,871    2,046,469
*   Teradata Corp........................................   2,775      106,255
    Teradyne, Inc........................................  18,716      809,467
    Texas Instruments, Inc...............................  54,653    6,083,972
    Total System Services, Inc...........................  11,714    1,072,300
*   Trimble, Inc.........................................  13,322      470,267
*   Twilio Inc...........................................   1,917      110,975
*   Twitter, Inc.........................................  52,303    1,666,897
*   Tyler Technologies, Inc..............................   1,406      316,336
#*  Ubiquiti Networks, Inc...............................   6,668      550,643
#*  Ultimate Software Group, Inc. (The)..................   1,290      357,188
#   Universal Display Corp...............................   1,848      177,962
*   VeriSign, Inc........................................   4,048      587,891
    Versum Materials, Inc................................   4,003      154,316
#   Visa, Inc., Class A..................................  88,002   12,033,393
*   VMware, Inc., Class A................................   3,388      489,871
    Western Digital Corp.................................  17,544    1,230,712
#   Western Union Co. (The)..............................  26,940      543,110
*   WEX, Inc.............................................   5,242      995,036
*   Workday, Inc., Class A...............................   4,364      541,223
*   Worldpay, Inc., Class A..............................  11,710      962,445
    Xerox Corp...........................................  21,897      568,665
    Xilinx, Inc..........................................  12,560      905,199
*   Zebra Technologies Corp., Class A....................   5,850      806,890
*   Zendesk, Inc.........................................   5,265      286,785
#*  Zillow Group, Inc., Class C..........................   7,922      441,255
*   Zillow Group, Inc., Class A..........................   3,902      219,956
                                                                  ------------
TOTAL INFORMATION TECHNOLOGY.............................          363,437,816
                                                                  ------------

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
MATERIALS -- (3.6%)
    Air Products & Chemicals, Inc........................  11,055 $ 1,814,899
#   Albemarle Corp.......................................   9,027     850,343
*   Alcoa Corp...........................................  23,977   1,037,485
    AptarGroup, Inc......................................   6,535     669,380
    Ashland Global Holdings, Inc.........................   4,447     365,143
    Avery Dennison Corp..................................   6,473     742,324
*   Axalta Coating Systems, Ltd..........................  21,703     656,516
    Ball Corp............................................  32,368   1,261,381
    Bemis Co., Inc.......................................   9,164     420,719
*   Berry Global Group, Inc..............................   9,047     441,946
    Celanese Corp., Series A.............................  12,237   1,445,312
    CF Industries Holdings, Inc..........................  23,668   1,051,333
    Chemours Co. (The)...................................  12,523     573,679
*   Crown Holdings, Inc..................................   8,790     397,923
    DowDuPont, Inc.......................................  90,741   6,240,259
    Eagle Materials, Inc.................................   5,366     533,112
    Eastman Chemical Co..................................  18,083   1,873,760
    Ecolab, Inc..........................................  14,671   2,064,210
    FMC Corp.............................................   9,747     876,060
    Freeport-McMoRan, Inc................................ 142,290   2,347,785
    Graphic Packaging Holding Co.........................  44,118     641,034
    Huntsman Corp........................................  37,766   1,266,294
    International Flavors & Fragrances, Inc..............   3,606     478,733
    International Paper Co...............................  23,223   1,247,772
    LyondellBasell Industries NV, Class A................  20,401   2,260,227
    Martin Marietta Materials, Inc.......................   5,774   1,151,451
    Mosaic Co. (The).....................................  28,205     849,253
    NewMarket Corp.......................................   1,046     428,274
    Newmont Mining Corp..................................  47,801   1,753,341
    Nucor Corp...........................................  21,252   1,422,396
    Olin Corp............................................  23,733     700,361
    Packaging Corp. of America...........................   9,358   1,056,518
    PPG Industries, Inc..................................  14,869   1,645,403
    Praxair, Inc.........................................  10,509   1,760,257
    Reliance Steel & Aluminum Co.........................   9,384     846,437
    Royal Gold, Inc......................................   6,413     542,604
    RPM International, Inc...............................  14,080     906,330
#   Scotts Miracle-Gro Co. (The).........................   4,434     352,193
    Sealed Air Corp......................................   9,244     407,383
    Sherwin-Williams Co. (The)...........................   4,554   2,007,084
    Sonoco Products Co...................................  16,028     894,683
    Southern Copper Corp.................................   5,514     272,171
    Steel Dynamics, Inc..................................  26,881   1,265,826
#   United States Steel Corp.............................  25,920     944,266
    Valvoline, Inc.......................................  11,906     268,957
#   Vulcan Materials Co..................................  12,049   1,349,488
    Westlake Chemical Corp...............................   8,446     905,580
    WestRock Co..........................................  20,098   1,165,282
    WR Grace & Co........................................   4,189     309,399
                                                                  -----------
TOTAL MATERIALS..........................................          54,762,566
                                                                  -----------
REAL ESTATE -- (0.2%)
*   CBRE Group, Inc., Class A............................  26,906   1,339,919
*   Howard Hughes Corp. (The)............................   3,854     522,410
    Jones Lang LaSalle, Inc..............................   4,863     831,621
                                                                  -----------
TOTAL REAL ESTATE........................................           2,693,950
                                                                  -----------

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                             SHARES       VALUE+
                                                            --------- --------------
TELECOMMUNICATIONS SERVICES -- (2.3%)
      AT&T, Inc............................................   460,926 $   14,735,804
      CenturyLink, Inc.....................................   122,726      2,303,567
#*    Sprint Corp..........................................    54,103        293,780
*     T-Mobile US, Inc.....................................    20,646      1,238,760
      Verizon Communications, Inc..........................   292,286     15,093,649
*     Zayo Group Holdings, Inc.............................    22,578        837,418
                                                                      --------------
TOTAL TELECOMMUNICATIONS SERVICES.                                        34,502,978
                                                                      --------------
UTILITIES -- (2.1%)
      AES Corp.............................................    23,898        319,277
      Alliant Energy Corp..................................    10,900        468,373
      Ameren Corp..........................................    10,767        668,200
      American Electric Power Co., Inc.....................    20,549      1,461,856
      American Water Works Co., Inc........................     6,460        570,095
      Aqua America, Inc....................................    13,073        482,917
      Atmos Energy Corp....................................     4,344        399,083
      Avangrid, Inc........................................     4,361        218,312
      CenterPoint Energy, Inc..............................    19,176        546,132
      CMS Energy Corp......................................    12,885        622,861
      Consolidated Edison, Inc.............................    14,216      1,122,069
#     Dominion Energy, Inc.................................    26,098      1,871,488
      DTE Energy Co........................................     6,721        729,497
      Duke Energy Corp.....................................    29,873      2,438,234
      Edison International.................................    12,186        811,953
      Entergy Corp.........................................     7,969        647,720
      Evergy, Inc..........................................    14,005        785,540
      Eversource Energy....................................    11,859        720,079
      Exelon Corp..........................................    40,914      1,738,845
#     FirstEnergy Corp.....................................    20,009        708,919
      MDU Resources Group, Inc.............................    17,423        505,267
#     National Fuel Gas Co.................................     3,665        196,811
      NextEra Energy, Inc..................................    20,146      3,375,261
      NiSource, Inc........................................    15,254        399,350
      NRG Energy, Inc......................................    19,755        625,641
      OGE Energy Corp......................................     8,836        320,217
      PG&E Corp............................................    19,430        837,044
      Pinnacle West Capital Corp...........................     3,915        314,883
      PPL Corp.............................................    25,992        747,790
      Public Service Enterprise Group, Inc.................    20,893      1,077,243
      SCANA Corp...........................................     5,182        207,228
#     Sempra Energy........................................     9,107      1,052,678
      Southern Co. (The)...................................    36,923      1,794,458
      UGI Corp.............................................     9,582        509,187
      Vectren Corp.........................................     3,815        272,658
*     Vistra Energy Corp...................................    46,543      1,051,872
      WEC Energy Group, Inc................................    12,887        855,310
      Xcel Energy, Inc.....................................    21,688      1,016,300
                                                                      --------------
TOTAL UTILITIES............................................               32,490,648
                                                                      --------------
TOTAL COMMON STOCKS........................................            1,497,419,424
                                                                      --------------
SECURITIES LENDING COLLATERAL -- (2.1%)
@(S)  DFA Short Term Investment Fund....................... 2,754,947     31,877,489
                                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,153,748,316)^^.................................           $1,529,296,913
                                                                      ==============

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------
                                    LEVEL 1         LEVEL 2   LEVEL 3     TOTAL
                                 --------------   ----------- ------- --------------
Common Stocks
   Consumer Discretionary....... $  227,085,186            --   --    $  227,085,186
   Consumer Staples.............     98,190,246            --   --        98,190,246
   Energy.......................     86,440,819            --   --        86,440,819
   Financials...................    209,461,674            --   --       209,461,674
   Healthcare...................    208,828,135            --   --       208,828,135
   Industrials..................    179,525,406            --   --       179,525,406
   Information Technology.......    363,437,816            --   --       363,437,816
   Materials....................     54,762,566            --   --        54,762,566
   Real Estate..................      2,693,950            --   --         2,693,950
   Telecommunications Services..     34,502,978            --   --        34,502,978
   Utilities....................     32,490,648            --   --        32,490,648
Securities Lending Collateral...             --   $31,877,489   --        31,877,489
                                 --------------   -----------   --    --------------
TOTAL........................... $1,497,419,424   $31,877,489   --    $1,529,296,913
                                 ==============   ===========   ==    ==============

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
BONDS -- (74.1%)
AUSTRALIA -- (4.8%)
Australia & New Zealand Banking Group, Ltd.
    3.250%, 06/03/20..................................... AUD  1,665  $ 1,249,253
Commonwealth Bank of Australia
    2.300%, 09/06/19.....................................     10,100   10,034,999
    5.000%, 10/15/19.....................................     10,000   10,233,589
    7.250%, 02/05/20..................................... AUD  2,000    1,587,808
U   2.250%, 03/10/20.....................................      5,000    4,925,888
#   2.300%, 03/12/20.....................................      6,000    5,912,534
    5.000%, 03/19/20.....................................      5,000    5,135,514
    2.400%, 11/02/20.....................................      2,246    2,200,826
Macquarie Group, Ltd.
U   3.000%, 12/03/18.....................................      4,500    4,506,009
#U  6.250%, 01/14/21.....................................      4,842    5,122,841
National Australia Bank, Ltd.
U   2.400%, 12/09/19.....................................      9,500    9,425,577
    2.125%, 05/22/20.....................................        745      731,489
    2.625%, 07/23/20.....................................      4,052    4,004,979
    2.000%, 11/12/20..................................... EUR  4,150    5,068,791
Westpac Banking Corp.
    7.250%, 02/11/20..................................... AUD  4,700    3,733,068
    2.150%, 03/06/20.....................................      5,000    4,924,554
#   2.300%, 05/26/20.....................................     18,774   18,479,820
    2.100%, 05/13/21.....................................      1,000      966,487
                                                                      -----------
TOTAL AUSTRALIA..........................................              98,244,026
                                                                      -----------
AUSTRIA -- (0.1%)
Oesterreichische Kontrollbank AG
    1.875%, 01/20/21.....................................      1,500    1,463,287
                                                                      -----------
BELGIUM -- (1.1%)
Anheuser-Busch InBev Finance, Inc.
    2.650%, 02/01/21.....................................     10,000    9,877,414
Solvay Finance America LLC
U   3.400%, 12/03/20.....................................     12,000   12,006,780
                                                                      -----------
TOTAL BELGIUM............................................              21,884,194
                                                                      -----------
CANADA -- (14.5%)
Alberta, Province of Canada
    1.900%, 12/06/19.....................................      5,000    4,940,461
Bank of Montreal
    2.375%, 01/25/19.....................................      9,620    9,612,279
British Columbia, Province of Canada
    3.700%, 12/18/20..................................... CAD 30,000   23,805,589
Canada Housing Trust No 1
U   1.450%, 06/15/20..................................... CAD 57,000   43,235,608

                                                               FACE
                                                              AMOUNT^    VALUE+
                                                              ------- ------------
                                                               (000)
CANADA -- (Continued)
Canadian Government Bond
    1.750%, 05/01/20..................................... CAD 45,000  $ 34,412,192
CPPIB Capital, Inc.
    1.400%, 06/04/20..................................... CAD  6,000     4,539,724
Manitoba, Province of Canada
    2.050%, 11/30/20.....................................     15,000    14,664,576
Nutrien, Ltd.
    6.500%, 05/15/19.....................................      1,446     1,485,194
Ontario, Province of Canada
    4.200%, 06/02/20..................................... CAD 20,000    15,907,138
Province of Alberta Canada
    1.250%, 06/01/20..................................... CAD 13,000     9,811,984
Quebec, Province of Canada
    4.500%, 12/01/20..................................... CAD 55,000    44,388,976
Royal Bank of Canada
    2.890%, 10/11/18..................................... CAD 28,000    21,563,347
    2.980%, 05/07/19..................................... CAD  7,000     5,411,769
#   1.500%, 07/29/19.....................................      4,625     4,572,359
    2.150%, 03/06/20.....................................      5,708     5,628,061
    2.350%, 10/30/20.....................................      5,913     5,806,726
Toronto-Dominion Bank (The)
    2.125%, 07/02/19.....................................     19,850    19,747,982
    2.563%, 06/24/20..................................... CAD 17,000    13,046,423
    2.500%, 12/14/20.....................................      1,000       983,728
    3.250%, 06/11/21.....................................     10,000     9,993,790
                                                                      ------------
TOTAL CANADA                                                           293,557,906
                                                                      ------------
DENMARK -- (0.0%)
Danske Bank A.S.
U   2.800%, 03/10/21.....................................        400       392,126
                                                                      ------------
FINLAND -- (0.3%)
Municipality Finance P.L.C.
    1.250%, 04/18/19.....................................      5,000     4,951,860
    1.750%, 05/21/19.....................................      1,150     1,141,761
                                                                      ------------
TOTAL FINLAND............................................                6,093,621
                                                                      ------------
FRANCE -- (2.6%)
BNP Paribas SA
    2.375%, 05/21/20.....................................      2,720     2,679,667
BPCE SA
    2.650%, 02/03/21.....................................        330       323,054
Credit Agricole SA
    2.750%, 06/10/20.....................................      5,000     4,944,700
Electricite de France SA
U   2.350%, 10/13/20.....................................      5,000     4,906,196
Orange SA
    1.625%, 11/03/19.....................................      2,000     1,966,787
Sanofi
    4.000%, 03/29/21.....................................     17,450    17,860,324
Societe Generale SA
U   2.625%, 09/16/20.....................................      2,000     1,963,766

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
FRANCE -- (Continued)
Total Capital Canada, Ltd.
    1.875%, 07/09/20..................................... EUR  3,500  $ 4,248,625
Total Capital International SA
    2.100%, 06/19/19.....................................     13,208   13,149,841
                                                                      -----------
TOTAL FRANCE.............................................              52,042,960
                                                                      -----------
GERMANY -- (3.5%)
Bayer U.S. Finance LLC
U   2.375%, 10/08/19.....................................      1,500    1,488,806
Bayer US Finance II LLC
U   1.850%, 11/15/18.....................................      6,700    6,684,580
BMW US Capital LLC
U   2.000%, 04/11/21.....................................      3,000    2,894,911
Daimler Finance North America LLC
U   2.250%, 03/02/20.....................................      2,925    2,879,107
U   2.700%, 08/03/20.....................................      3,060    3,011,681
Deutsche Bank AG
    2.950%, 08/20/20.....................................      7,018    6,883,581
    3.125%, 01/13/21.....................................      3,889    3,788,886
Deutsche Telekom International Finance BV
U   1.500%, 09/19/19.....................................      3,000    2,945,574
EMD Finance LLC
U   2.400%, 03/19/20.....................................      1,150    1,133,260
Erste Abwicklungsanstalt
    1.375%, 10/30/19.....................................     25,000   24,555,875
State of North Rhine- Westphalia Germany
    1.625%, 01/22/20.....................................      3,650    3,586,012
Volkswagen Group of America Finance LLC
U   2.125%, 05/23/19.....................................     10,000    9,932,683
U   2.400%, 05/22/20.....................................      2,000    1,966,315
                                                                      -----------
TOTAL GERMANY............................................              71,751,271
                                                                      -----------
ITALY -- (0.1%)
Intesa Sanpaolo SpA
    3.875%, 01/15/19.....................................      2,570    2,573,145
                                                                      -----------
JAPAN -- (3.0%)
American Honda Finance Corp.
    2.250%, 08/15/19.....................................      2,000    1,991,665
Mizuho Financial Group, Inc.
U   2.632%, 04/12/21.....................................      2,000    1,952,021
MUFG Bank, Ltd.
U   2.350%, 09/08/19.....................................        850      843,064
Nomura Holdings, Inc.
    2.750%, 03/19/19.....................................      1,034    1,033,796
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19.....................................      3,500    3,498,178
    2.650%, 07/23/20.....................................      5,785    5,705,244
Toyota Credit Canada, Inc.
    2.800%, 11/21/18..................................... CAD 10,000    7,703,732

                                                                 FACE
                                                                AMOUNT^   VALUE+
                                                                ------- -----------
                                                                 (000)
JAPAN -- (Continued)
Toyota Motor Credit Corp.
    2.000%, 10/24/18.....................................        4,149  $ 4,145,939
    1.400%, 05/20/19.....................................        5,168    5,116,495
    2.125%, 07/18/19.....................................        1,080    1,074,838
#   1.550%, 10/18/19.....................................       10,000    9,861,200
    2.150%, 03/12/20.....................................       18,550   18,311,633
                                                                        -----------
TOTAL JAPAN..............................................                61,237,805
                                                                        -----------
NETHERLANDS -- (3.9%)
Bank Nederlandse Gemeenten NV
    2.500%, 02/28/20.....................................        1,800    1,790,582
U   1.750%, 10/05/20.....................................       24,800   24,196,467
Cooperatieve Rabobank UA
    2.250%, 01/14/19.....................................        9,665    9,652,927
ING Bank NV
U   2.500%, 10/01/19.....................................        3,000    2,976,264
Nederlandse Waterschapsbank NV
    1.625%, 03/04/20.....................................        4,362    4,280,745
Shell International Finance BV
#   2.000%, 11/15/18.....................................        2,350    2,346,902
#   4.300%, 09/22/19.....................................       12,204   12,405,522
    4.375%, 03/25/20.....................................        7,120    7,290,250
#   1.875%, 05/10/21.....................................       15,000   14,559,778
                                                                        -----------
TOTAL NETHERLANDS........................................                79,499,437
                                                                        -----------
NORWAY -- (0.8%)
Equinor ASA
    2.900%, 11/08/20.....................................        5,192    5,156,921
Kommunalbanken A.S.
    1.750%, 05/28/19.....................................        5,000    4,963,750
    1.625%, 01/15/20.....................................        5,450    5,360,021
                                                                        -----------
TOTAL NORWAY.............................................                15,480,692
                                                                        -----------
SPAIN -- (1.4%)
Iberdrola Finance Ireland DAC
U   5.000%, 09/11/19.....................................        2,000    2,037,683
Santander Holdings USA, Inc.
    2.650%, 04/17/20.....................................        4,992    4,934,281
Santander UK Group Holdings P.L.C.
#   2.875%, 10/16/20.....................................        9,000    8,882,379
    3.125%, 01/08/21.....................................        1,808    1,784,648
Telefonica Emisiones SAU
    5.134%, 04/27/20.....................................        2,200    2,269,526
    5.462%, 02/16/21.....................................        8,000    8,377,908
                                                                        -----------
TOTAL SPAIN..............................................                28,286,425
                                                                        -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.3%)
Council Of Europe Development Bank
    1.750%, 11/14/19.....................................        7,000    6,915,328
                                                                        -----------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
SWEDEN -- (2.8%)
Kommuninvest I Sverige AB
    0.750%, 02/16/20..................................... SEK 100,000 $11,534,582
Nordea Bank AB
    2.375%, 04/04/19.....................................      15,000  14,972,715
Svensk Exportkredit AB
    1.875%, 06/17/19.....................................      17,000  16,888,883
Svenska Handelsbanken AB
    2.250%, 06/17/19.....................................       5,000   4,983,084
#U  5.125%, 03/30/20.....................................       6,708   6,911,998
    2.250%, 08/27/20..................................... EUR   1,500   1,838,425
                                                                      -----------
TOTAL SWEDEN.............................................              57,129,687
                                                                      -----------
SWITZERLAND -- (0.8%)
Novartis Capital Corp.
    4.400%, 04/24/20.....................................       8,000   8,197,812
UBS AG
    2.375%, 08/14/19.....................................       1,500   1,492,801
    2.350%, 03/26/20.....................................       6,000   5,932,485
                                                                      -----------
TOTAL SWITZERLAND........................................              15,623,098
                                                                      -----------
UNITED KINGDOM -- (1.0%)
Aon Corp.
    5.000%, 09/30/20.....................................       1,000   1,031,242
AstraZeneca P.L.C.
    1.750%, 11/16/18.....................................       4,958   4,946,043
Barclays P.L.C.
#   2.875%, 06/08/20.....................................       5,000   4,941,320
HSBC USA, Inc.
    2.750%, 08/07/20.....................................      10,000   9,915,963
                                                                      -----------
TOTAL UNITED KINGDOM.....................................              20,834,568
                                                                      -----------
UNITED STATES -- (33.1%)
21st Century Fox America, Inc.
    4.500%, 02/15/21.....................................       3,624   3,719,141
3M Co.
#   1.625%, 06/15/19.                                           3,200   3,172,398
AbbVie, Inc.
    2.500%, 05/14/20.....................................      11,317  11,188,171
Allergan Funding SCS
    3.000%, 03/12/20.....................................       5,000   4,979,271
Allergan, Inc.
    3.375%, 09/15/20.....................................       1,570   1,569,814
American Express Credit Corp.
    2.375%, 05/26/20.....................................       6,210   6,128,148
    2.600%, 09/14/20.....................................       1,600   1,581,723
American International Group, Inc.
    2.300%, 07/16/19.....................................       1,500   1,493,520
    3.375%, 08/15/20.....................................       3,470   3,473,804
    6.400%, 12/15/20.....................................       7,000   7,488,857
Amgen, Inc.
    2.200%, 05/11/20.....................................       9,990   9,821,453
Anthem, Inc.
    4.350%, 08/15/20.....................................       1,128   1,152,679

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
UNITED STATES -- (Continued)
#   2.500%, 11/21/20.....................................     11,465  $11,290,450
Aon P.L.C.
#   2.800%, 03/15/21.....................................      2,680    2,632,044
Apple, Inc.
#   1.900%, 02/07/20.....................................     31,000   30,590,239
#   2.000%, 05/06/20.....................................      4,522    4,460,941
AT&T, Inc.
    5.200%, 03/15/20.....................................      6,000    6,189,073
Autodesk, Inc.
    3.125%, 06/15/20.....................................      1,355    1,349,251
AutoZone, Inc.
    2.500%, 04/15/21.....................................      2,045    1,991,598
Bank of America Corp.
    2.600%, 01/15/19.....................................      4,000    4,000,372
    2.625%, 10/19/20.....................................      1,670    1,650,401
Berkshire Hathaway, Inc.
    2.100%, 08/14/19.....................................      2,800    2,785,246
Best Buy Co., Inc.
#   5.500%, 03/15/21.....................................      6,000    6,267,965
Branch Banking & Trust Co.
    2.300%, 10/15/18.....................................      1,000      999,712
Burlington Northern Santa Fe LLC
    4.700%, 10/01/19.....................................        250      254,793
CA, Inc.
    5.375%, 12/01/19.....................................      5,245    5,377,472
Capital One Bank USA NA
    2.300%, 06/05/19.....................................      1,242    1,236,855
Capital One NA
    2.400%, 09/05/19.....................................      6,536    6,494,327
Cardinal Health, Inc.
#   4.625%, 12/15/20.....................................      5,150    5,286,294
Caterpillar Financial Services Corp.
    2.450%, 09/06/18.....................................      5,534    5,534,104
    7.050%, 10/01/18.....................................      2,500    2,518,373
CBS Corp.
    2.300%, 08/15/19.....................................      1,500    1,490,429
Celgene Corp.
    2.875%, 02/19/21.....................................     10,000    9,866,266
Chevron Corp.
#   2.193%, 11/15/19.....................................     15,000   14,918,851
#   1.961%, 03/03/20.....................................      8,000    7,898,531
    2.427%, 06/24/20.....................................      3,650    3,624,619
Cisco Systems, Inc.
    2.125%, 03/01/19.....................................     10,000    9,980,060
    1.400%, 09/20/19.....................................     12,935   12,757,043
Citigroup, Inc.
    2.050%, 12/07/18.....................................      4,791    4,785,260
    2.550%, 04/08/19.....................................        750      749,459
#   2.650%, 10/26/20.....................................      2,575    2,539,127
#   2.700%, 03/30/21.....................................      4,790    4,695,663
Citizens Bank NA
    2.550%, 05/13/21.....................................      8,000    7,790,673
Coca-Cola Co. (The)
    2.600%, 06/09/20..................................... AUD  3,350    2,487,600
Comerica, Inc.
#   2.125%, 05/23/19.....................................      4,000    3,979,211

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                                    FACE
                                                                   AMOUNT^   VALUE+
                                                                   ------- ----------
                                                                    (000)
UNITED STATES -- (Continued)
CVS Health Corp.
    2.250%, 12/05/18.....................................          3,399   $3,393,052
Danaher Corp.
#   1.650%, 09/15/18.....................................            324      323,619
Discovery Communications LLC
U   2.750%, 11/15/19.....................................          1,500    1,488,366
Dominion Energy Gas Holdings LLC
    2.800%, 11/15/20.....................................          2,000    1,973,786
Dow Chemical Co. (The)
    4.250%, 11/15/20.....................................          9,625    9,813,890
Eastman Chemical Co.
    2.700%, 01/15/20.....................................          3,883    3,858,696
Enterprise Products Operating LLC
    5.200%, 09/01/20.....................................          3,839    3,989,367
Eversource Energy
    2.500%, 03/15/21.....................................          3,350    3,280,356
Exelon Corp.
    2.850%, 06/15/20.....................................          1,205    1,193,506
Exelon Generation Co. LLC
    4.000%, 10/01/20.....................................          4,282    4,325,347
Exxon Mobil Corp.
    1.912%, 03/06/20.....................................          3,950    3,896,033
    2.222%, 03/01/21.....................................          3,000    2,947,375
Fidelity National Information Services, Inc.
    3.625%, 10/15/20.....................................          1,214    1,220,583
Fifth Third Bancorp
    2.875%, 07/27/20.....................................          4,000    3,975,922
Ford Motor Credit Co. LLC
#   2.551%, 10/05/18.....................................          5,000    5,000,250
    3.200%, 01/15/21.....................................          4,518    4,457,603
    3.336%, 03/18/21.....................................          3,489    3,453,482
GE Capital International Funding Co., Unlimited Co.
    2.342%, 11/15/20.....................................          2,937    2,875,344
General Electric Co.
#   4.375%, 09/16/20.....................................          7,000    7,166,767
General Mills, Inc.
    2.200%, 10/21/19.....................................          3,500    3,457,170
General Motors Financial Co., Inc.
    3.150%, 01/15/20.....................................          7,000    7,012,908
    4.200%, 03/01/21.....................................            500      506,685
Gilead Sciences, Inc.
    1.850%, 09/04/18.....................................          2,558    2,556,747
Goldman Sachs Group, Inc. (The)
    7.500%, 02/15/19.....................................          4,082    4,188,395
    2.300%, 12/13/19.....................................            600      594,678
    2.600%, 04/23/20.....................................          2,075    2,053,804
    6.000%, 06/15/20.....................................          8,000    8,384,374
Harley-Davidson Financial Services, Inc.
U   2.150%, 02/26/20.....................................            585      574,396

                                                                    FACE
                                                                   AMOUNT^   VALUE+
                                                                   ------- -----------
                                                                    (000)
UNITED STATES -- (Continued)
U   2.400%, 06/15/20.....................................           2,600  $ 2,548,181
U   2.850%, 01/15/21.....................................           6,000    5,892,538
Harris Corp.
    2.700%, 04/27/20.....................................           1,205    1,194,646
Hewlett Packard Enterprise Co.
    3.600%, 10/15/20.....................................          12,000   12,067,278
Huntington National Bank
    2.875%, 08/20/20.....................................           3,095    3,070,723
Integrys Holding, Inc.
    4.170%, 11/01/20.....................................           4,060    4,126,302
Intercontinental Exchange, Inc.
#   2.750%, 12/01/20.....................................           3,519    3,487,751
International Business Machines Corp.
    2.250%, 02/19/21.....................................           3,615    3,550,483
John Deere Capital Corp.
#   2.800%, 03/04/21.....................................           1,000      992,103
JPMorgan Chase & Co.
    6.300%, 04/23/19.....................................           3,500    3,591,388
#   2.750%, 06/23/20.....................................           7,900    7,841,986
KeyBank NA
    2.350%, 03/08/19.....................................           7,000    6,988,985
KeyCorp
    2.900%, 09/15/20.....................................           3,128    3,100,680
Kraft Heinz Foods Co.
    2.800%, 07/02/20.....................................          14,365   14,256,954
Kroger Co. (The)
    2.300%, 01/15/19.....................................           1,000      997,699
    1.500%, 09/30/19.....................................           1,565    1,536,302
Lam Research Corp.
    2.750%, 03/15/20.....................................           1,098    1,091,042
LG&E & KU Energy LLC
    3.750%, 11/15/20.....................................           1,244    1,252,033
Liberty Mutual Group, Inc.
U   5.000%, 06/01/21.....................................             980    1,012,670
LyondellBasell Industries NV
    5.000%, 04/15/19.....................................           1,022    1,031,836
Marriott International, Inc.
#   2.875%, 03/01/21.....................................           1,000      984,566
Maxim Integrated Products, Inc.
    2.500%, 11/15/18.....................................           4,417    4,417,883
McDonald's Corp.
#   2.100%, 12/07/18.....................................           7,000    6,989,575
McKesson Corp.
    2.284%, 03/15/19.....................................           3,995    3,986,165
Medtronic, Inc.
    2.500%, 03/15/20.....................................           4,750    4,714,329
Merck & Co., Inc.
    1.850%, 02/10/20.....................................          22,500   22,160,630
Microsoft Corp.
    1.100%, 08/08/19.....................................           4,930    4,860,106
#   1.850%, 02/12/20.....................................           7,000    6,913,065
Molson Coors Brewing Co.
#   2.250%, 03/15/20.....................................          12,857   12,660,364

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT^   VALUE+
                                                          ------- -----------
                                                           (000)
UNITED STATES -- (Continued)
Mondelez International, Inc.
U   1.625%, 10/28/19.....................................  2,000  $ 1,965,797
Morgan Stanley
    7.300%, 05/13/19.....................................  6,000    6,205,784
Nasdaq, Inc.
    5.550%, 01/15/20.....................................  1,850    1,914,876
NextEra Energy Capital
    Holdings, Inc........................................
    2.700%, 09/15/19.....................................  1,500    1,494,853
Occidental Petroleum Corp.
    4.100%, 02/01/21.....................................    650      663,712
Omnicom Group, Inc.
#   4.450%, 08/15/20.....................................  2,190    2,237,761
Oracle Corp.
#   2.250%, 10/08/19..................................... 29,780   29,634,375
PACCAR Financial Corp.
    1.750%, 08/14/18.....................................  1,900    1,899,620
Perrigo Finance Un, Ltd. Co.
    3.500%, 03/15/21.....................................  2,500    2,479,367
Pfizer, Inc.
#   2.100%, 05/15/19..................................... 19,217   19,155,831
Philip Morris International, Inc.
#   1.875%, 01/15/19.....................................  1,373    1,368,513
    2.000%, 02/21/20.....................................  1,250    1,231,594
PNC Bank NA
    2.300%, 06/01/20.....................................  2,400    2,363,119
    2.600%, 07/21/20.....................................  4,116    4,069,375
Regions Financial Corp.
#   3.200%, 02/08/21.....................................  4,400    4,375,206
Republic Services, Inc.
    5.500%, 09/15/19.....................................  1,167    1,199,201
Roper Technologies, Inc.
    2.050%, 10/01/18.....................................  1,500    1,498,770
#   3.000%, 12/15/20.....................................  5,070    5,028,896
Ryder System, Inc.
    2.550%, 06/01/19.....................................  1,500    1,496,496
Sempra Energy
#   2.850%, 11/15/20.....................................  6,000    5,913,597
Southern Co. (The)
#   2.450%, 09/01/18.....................................  2,324    2,323,462
Southern Power Co.
    2.375%, 06/01/20.....................................  1,645    1,621,667
Southwest Airlines Co.
    2.750%, 11/06/19.....................................  5,480    5,462,876
State Street Corp.
#   2.550%, 08/18/20.....................................  3,366    3,335,033
Stryker Corp.
    2.000%, 03/08/19.....................................  8,000    7,969,156
SunTrust Banks, Inc.
    2.500%, 05/01/19.....................................  7,735    7,722,614

                                                            FACE
                                                           AMOUNT^      VALUE+
                                                          --------- --------------
                                                            (000)
UNITED STATES -- (Continued)
TD Ameritrade Holding Corp.
    5.600%, 12/01/19.....................................     1,000 $    1,033,983
UnitedHealth Group, Inc.
    1.625%, 03/15/19.....................................     1,000        994,270
US Bank NA
    2.125%, 10/28/19.....................................     5,000      4,951,021
Verizon Communications, Inc.
    2.625%, 02/21/20.....................................     1,288      1,282,630
    4.600%, 04/01/21.....................................     3,100      3,202,616
Walgreens Boots Alliance, Inc.
    2.700%, 11/18/19.....................................       470        468,667
Walmart, Inc.
    2.850%, 06/23/20.....................................    22,556     22,585,851
Walt Disney Co. (The)
    1.500%, 09/17/18.....................................       255        254,729
    2.150%, 09/17/20.....................................     2,500      2,448,980
Warner Media LLC
    4.875%, 03/15/20.....................................     2,985      3,056,482
    4.700%, 01/15/21.....................................     9,000      9,241,740
Wells Fargo & Co.
#   4.600%, 04/01/21.....................................     5,000      5,149,378
Xcel Energy, Inc.
    2.400%, 03/15/21.....................................     2,622      2,557,060
Zimmer Biomet Holdings, Inc.
    2.700%, 04/01/20.....................................     1,021      1,011,902
                                                                    --------------
TOTAL UNITED STATES......................................              672,392,905
                                                                    --------------
TOTAL BONDS..............................................            1,505,402,481
                                                                    --------------
U.S. TREASURY OBLIGATIONS -- (24.3%)
U.S. Treasury Notes
    0.750%, 08/15/19.....................................    33,000     32,414,765
    0.875%, 09/15/19.....................................    20,000     19,639,062
    1.375%, 12/15/19.....................................   125,000    122,973,633
    1.625%, 07/31/20.....................................   224,000    219,406,251
    1.375%, 08/31/20.....................................   103,000    100,256,016
                                                                    --------------
TOTAL U.S. TREASURY OBLIGATIONS..........................              494,689,727
                                                                    --------------
TOTAL INVESTMENT SECURITIES..............................            2,000,092,208
                                                                    --------------

                                                           SHARES
                                                          ---------
SECURITIES LENDING COLLATERAL -- (1.6%)
@(S) DFA Short Term Investment Fund...................... 2,729,077     31,578,145
                                                                    --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,050,912,170)^^...............................           $2,031,670,353
                                                                    ==============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


At July 31, 2018, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                               UNREALIZED
                                                                                FOREIGN
                                                                                EXCHANGE
                                                                  SETTLEMENT  APPRECIATION
CURRENCY PURCHASED     CURRENCY SOLD         COUNTERPARTY            DATE    (DEPRECIATION)
------------------    --------------- --------------------------- ---------- --------------
USD     11,288,058    EUR   9,618,142 State Street Bank and Trust  08/29/18   $    19,213
                                                                              -----------
TOTAL APPRECIATION                                                            $    19,213
USD    134,564,241    CAD 176,730,471 JP Morgan                    08/17/18   $(1,329,660)
USD      9,010,248    AUD  12,253,726 State Street Bank and Trust  08/24/18       (94,781)
USD     88,421,027    CAD 116,996,581 JP Morgan                    08/27/18    (1,556,630)
USD     11,428,115    SEK 102,288,374 Bank of America Corp.        10/02/18      (258,672)
                                                                              -----------
TOTAL (DEPRECIATION)                                                          $(3,239,743)
                                                                              -----------
TOTAL APPRECIATION (DEPRECIATION)                                             $(3,220,530)
                                                                              ===========

At July 31, 2018, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:

                                                                                 UNREALIZED
                           NUMBER OF    EXPIRATION   NOTIONAL       MARKET      APPRECIATION
DESCRIPTION                CONTRACTS       DATE       VALUE         VALUE      (DEPRECIATION)
-----------                ---------    ---------- ------------  ------------  --------------
LONG POSITION CONTRACTS:
Brent Crude Futures.......       135     09/28/18  $ 10,461,065  $ 10,042,650   $  (418,415)
Coffee 'C' Futures........        64     09/18/18     2,839,981     2,637,600      (202,381)
Copper Futures............       105     09/26/18     8,158,039     7,432,687      (725,352)
Corn Futures..............       415     09/14/18     7,794,170     7,724,188       (69,982)
Cotton No.2 Futures.......        44     12/06/18     1,931,358     1,970,980        39,622
Gasoline Rbob Futures.....        59     08/31/18     5,111,880     5,155,479        43,599
Gold 100 Oz. Futures......       107     12/27/18    13,574,033    13,199,520      (374,513)
Kc Hrw Wheat Futures......        71     09/14/18     1,881,383     1,975,575        94,192
Lean Hogs Futures.........        86     10/12/18     1,937,081     1,744,940      (192,141)
Live Cattle Futures.......       107     10/31/18     4,680,073     4,678,040        (2,033)
LME Nickel Futures........        71     09/17/18     6,533,735     5,958,675      (575,060)
LME Prime Aluminium
  Futures.................       158     09/17/18     8,974,323     8,199,212      (775,111)
LME Zinc Futures..........        71     09/17/18     5,496,837     4,673,575      (823,262)
Natural Gas Futures.......       347     08/29/18    10,038,869     9,653,540      (385,329)
Ny Harb Ulsd Futures......        51     08/31/18     4,591,566     4,578,311       (13,255)
Silver Futures............        50     09/26/18     4,112,846     3,889,750      (223,096)
Soybean Futures...........       146     11/14/18     6,982,596     6,708,700      (273,896)
Soybean Meal Futures......       112     12/14/18     3,929,934     3,823,680      (106,254)
Soybean Oil Futures.......       161     12/14/18     2,954,105     2,830,380      (123,725)
Sugar #11 Futures.........       249     09/28/18     3,388,264     2,942,184      (446,080)
Wheat Futures (cbt).......       180     09/14/18     4,662,446     4,983,751       321,305
Wti Crude Futures.........       141     08/21/18     9,330,797     9,695,160       364,363
                                                   ------------  ------------   -----------
TOTAL.                                             $129,365,381  $124,498,577   $(4,866,804)
SHORT POSITION CONTRACTS:
LME Nickel Futures........       (27)    09/17/18    (2,409,310)   (2,265,975)      143,335
LME Prime Aluminium
  Futures.................       (61)    09/17/18    (3,317,375)   (3,165,519)      151,856
LME Zinc Futures..........       (27)    09/17/18    (1,942,365)   (1,777,275)      165,090
                                                   ------------  ------------   -----------
TOTAL.                                             $ (7,669,050) $ (7,208,769)  $   460,281
                                                   ------------  ------------   -----------
TOTAL FUTURES CONTRACTS.                           $121,696,331  $117,289,808   $(4,406,523)
                                                   ============  ============   ===========

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


At July 31, 2018, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:

                                               PAYMENTS                UPFRONT  UPFRONT              UNREALIZED
REFERENCE                      NOTIONAL     RECEIVED (PAID) EXPIRATION PREMIUMS PREMIUMS  MARKET    APPRECIATION
ENTITY         COUNTERPARTY     AMOUNT        BY THE FUND      DATE      PAID   RECEIVED  VALUE    (DEPRECIATION)
---------      ------------ --------------- --------------- ---------- -------- -------- --------- --------------
BofA Merrill
  Lynch                                       3 Month USD
  Commodity    Merrill                        UST 13-Week
  MLBXPPDM       Lynch                         Bill High
Total Return   Capital
  Index (1)      Services,                   Discount Rate
                 Inc.       USD 234,052,373   plus 0.14%     09/26/18     --       --    1,482,517   1,482,517
BofA Merrill                                  3 Month USD
  Lynch        Merrill                        UST 13-Week
  MLBXRSDM       Lynch                         Bill High
Total Return   Capital
  Index (2)      Services,                   Discount Rate
                 Inc.       USD 169,725,426   plus 0.18%     09/26/18     --       --    1,136,179   1,136,179
Citi
  Commodities                                 3 Month USD
  Pre-Roll                                    UST 13-Week
  RS                                           Bill High
Total Return   Citibank,                     Discount Rate
  Index (3)      N.A.       USD 257,373,146   plus 0.17%     09/26/18     --       --    1,723,053   1,723,053
Citi Custom                                   3 Month USD
  CIVICS H                                    UST 13-Week
                                               Bill High
Total Return   Citibank,                     Discount Rate
  Index (4)      N.A.       USD 294,707,674   plus 0.14%     09/26/18     --       --    1,866,322   1,866,322
Credit Suisse                                 3 Month USD
  Custom 57                                   UST 13-Week
                                               Bill High
Total Return   Credit                        Discount Rate
  Index (5)      Suisse     USD 186,881,084   plus 0.14%     08/31/18     --       --      909,311     909,311
Credit Suisse                                 3 Month USD
  Custom                                      UST 13-Week
  57R                                          Bill High
Total Return   Credit                        Discount Rate
  Index (6)      Suisse     USD 228,747,792   plus 0.19%     08/31/18     --       --    1,150,027   1,150,027
Deutsche                                      3 Month USD
  Bank         Deutsche                       UST 13-Week
  Benchmark      Bank                          Bill High
2 Flex Index   AG,
  002 (7)        London                      Discount Rate
                 Branch     USD 162,148,036   plus 0.14%     08/31/18     --       --      784,896     784,896
Deutsche
  Bank
  Bloomberg                                   3 Month USD
  Roll Select  Deutsche                       UST 13-Week
  Commodity      Bank                          Bill High
Pre-Roll       AG,
  Index (8)      London                      Discount Rate
                 Branch     USD  57,922,450   plus 0.17%     08/31/18     --       --      297,933     297,933
UBS                                           3 Month USD
  UBSIB190                                    UST 13-Week
  Custom                                       Bill High
Strategy (9)                                 Discount Rate
               UBS AG       USD 260,420,441   plus 0.14%     10/29/18     --       --    1,709,281   1,709,281

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                            PAYMENTS                UPFRONT  UPFRONT                UNREALIZED
REFERENCE                   NOTIONAL     RECEIVED (PAID) EXPIRATION PREMIUMS PREMIUMS   MARKET     APPRECIATION
ENTITY      COUNTERPARTY     AMOUNT        BY THE FUND      DATE      PAID   RECEIVED   VALUE     (DEPRECIATION)
---------   ------------ --------------- --------------- ---------- -------- -------- ----------- --------------
UBS                                        3 Month USD
  UBSIDRST                                 UST 13-Week
  Custom                                    Bill High
Strategy                                  Discount Rate
  (10)         UBS AG    USD 104,106,852   plus 0.17%     10/29/18     --       --        721,284      721,284
                                                                       --       --    -----------  -----------
TOTAL                                                                  --       --    $11,780,803  $11,780,803
                                                                       ==       ==    ===========  ===========

AUD Australian Dollars
CAD Canadian Dollars
EUR Euro
SEK Swedish Krona
USD United States Dollar

(1)The following table represents the individual positions within the Total Return Swap as of July 31, 2018:

REFERENCED COMMODITY -- LONG POSITION

FUTURES CONTRACT                           % OF INDEX NOTIONAL AMOUNT
----------------                           ---------- ---------------
CBOT Corn Future..........................    6.81%      15,938,967
CBOT Soybean Future.......................    5.69%      13,317,580
CBOT Soybean Meal Future..................    3.25%       7,606,702
CBOT Soybean Oil Future...................    2.41%       5,640,662
CBOT Wheat Future.........................    4.37%      10,228,089
CME Lean Hogs Future......................    1.49%       3,487,380
CME Live Cattle Future....................    3.98%       9,315,284
COMEX Copper Future.......................    6.38%      14,932,541
COMEX Gold 100 Troy Ounces Future.........   11.24%      26,307,487
COMEX Silver Future.......................    3.36%       7,864,160
ICE Brent Crude Oil Future................    8.52%      19,941,262
KCBT Hard Red Winter Wheat Future.........    1.76%       4,119,322
LME Nickel Future.........................    3.13%       7,325,839
LME Primary Aluminum Future...............    4.30%      10,064,252
LME Zinc Future...........................    2.44%       5,710,878
NYBOT CSC C Coffee Future.................    2.31%       5,406,610
NYBOT CSC Number 11 World Sugar Future....    2.49%       5,827,904
NYBOT CTN Number 2 Cotton Future..........    1.68%       3,932,080
NYMEX Henry Hub Natural Gas Future........    8.37%      19,590,184
NYMEX Light Sweet Crude Oil Future........    8.08%      18,911,432
NYMEX NY Harbor ULSD Future...............    3.89%       9,104,637
NYMEX Reformulated Gasoline Blend Future..    4.05%       9,479,121
                                                        -----------
TOTAL NOTIONAL AMOUNT.....................              234,052,373
                                                        ===========

(2)The following table represents the individual positions within the Total Return Swap as of July 31, 2018:

REFERENCED COMMODITY - LONG

FUTURES CONTRACT           % OF INDEX NOTIONAL AMOUNT
----------------           ---------- ---------------
CBOT Corn Future..........    6.94%     11,778,945
CBOT Soybean Future.......    5.76%      9,776,185
CBOT Soybean Meal Future..    3.16%      5,363,323
CBOT Soybean Oil Future...    2.43%      4,124,328
CBOT Wheat Future.........    4.45%      7,552,781
CME Lean Hogs Future......    1.47%      2,494,964
CME Live Cattle Future....    3.95%      6,704,154

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


FUTURES CONTRACT                           % OF INDEX NOTIONAL AMOUNT
----------------                           ---------- ---------------
COMEX Copper Future.......................   6.33%       10,743,619
COMEX Gold 100 Troy Ounces Future.........  11.15%       18,924,385
COMEX Silver Future.......................   3.33%        5,651,857
ICE Brent Crude Oil Future................   8.37%       14,206,018
KCBT Hard Red Winter Wheat Future.........   1.79%        3,038,085
LME Nickel Future.........................   3.13%        5,312,406
LME Primary Aluminum Future...............   4.30%        7,298,193
LME Zinc Future...........................   2.41%        4,090,383
NYBOT CSC C Coffee Future.................   2.29%        3,886,712
NYBOT CSC Number 11 World Sugar Future....   2.69%        4,565,614
NYBOT CTN Number 2 Cotton Future..........   1.67%        2,834,415
NYMEX Henry Hub Natural Gas Future........   8.48%       14,392,716
NYMEX Light Sweet Crude Oil Future........   8.02%       13,611,979
NYMEX NY Harbor ULSD Future...............   3.85%        6,534,429
NYMEX Reformulated Gasoline Blend Future..   4.03%        6,839,935
                                                        -----------
TOTAL NOTIONAL AMOUNT.....................              169,725,426
                                                        ===========

(3) The following table represents the individual positions within the Total Return Swap as of July 31, 2018:

REFERENCED COMMODITY - LONG

FUTURES CONTRACT                           % OF INDEX NOTIONAL AMOUNT
----------------                           ---------- ---------------
CBOT Corn Future..........................   6.94%       17,861,698
CBOT Soybean Future.......................   5.76%       14,824,693
CBOT Soybean Meal Future..................   3.16%        8,132,991
CBOT Soybean Oil Future...................   2.43%        6,254,167
CBOT Wheat Future.........................   4.45%       11,453,105
CME Lean Hogs Future......................   1.47%        3,783,385
CME Live Cattle Future....................   3.95%       10,166,239
COMEX Copper Future.......................   6.33%       16,291,720
COMEX Gold 100 Troy Ounces Future.........  11.15%       28,697,106
COMEX Silver Future.......................   3.33%        8,570,526
ICE Brent Crude Oil Future................   8.37%       21,542,132
KCBT Hard Red Winter Wheat Future.........   1.79%        4,606,979
LME Nickel Future.........................   3.13%        8,055,779
LME Primary Aluminum Future...............   4.30%       11,067,045
LME Zinc Future...........................   2.41%        6,202,693
NYBOT CSC C Coffee Future.................   2.29%        5,893,845
NYBOT CSC Number 11 World Sugar Future....   2.69%        6,923,338
NYBOT CTN Number 2 Cotton Future..........   1.67%        4,298,132
NYMEX Henry Hub Natural Gas Future........   8.48%       21,825,243
NYMEX Light Sweet Crude Oil Future........   8.02%       20,641,326
NYMEX NY Harbor ULSD Future...............   3.85%        9,908,866
NYMEX Reformulated Gasoline Blend Future..   4.03%       10,372,138
                                                        -----------
TOTAL NOTIONAL AMOUNT.....................              257,373,146
                                                        ===========

(4) The following table represents the individual positions within the Total Return Swap as of July 31, 2018:

REFERENCED COMMODITY - LONG

FUTURES CONTRACT           % OF INDEX NOTIONAL AMOUNT
----------------           ---------- ---------------
CBOT Corn Future..........    6.81%     20,069,593
CBOT Soybean Future.......    5.69%     16,768,867
CBOT Soybean Meal Future..    3.25%      9,577,999
CBOT Soybean Oil Future...    2.41%      7,102,455
CBOT Wheat Future.........    4.37%     12,878,725

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

FUTURES CONTRACT                           % OF INDEX NOTIONAL AMOUNT
----------------                           ---------- ---------------
CME Lean Hogs Future......................    1.49%       4,391,144
CME Live Cattle Future....................    3.98%      11,729,365
COMEX Copper Future.......................    6.38%      18,802,350
COMEX Gold 100 Troy Ounces Future.........   11.24%      33,125,143
COMEX Silver Future.......................    3.36%       9,902,178
ICE Brent Crude Oil Future................    8.52%      25,109,094
KCBT Hard Red Winter Wheat Future.........    1.76%       5,186,855
LME Nickel Future.........................    3.13%       9,224,350
LME Primary Aluminum Future...............    4.30%      12,672,430
LME Zinc Future...........................    2.44%       7,190,867
NYBOT CSC C Coffee Future.................    2.31%       6,807,747
NYBOT CSC Number 11 World Sugar Future....    2.49%       7,338,221
NYBOT CTN Number 2 Cotton Future..........    1.67%       4,921,618
NYMEX Henry Hub Natural Gas Future........    8.37%      24,667,032
NYMEX Light Sweet Crude Oil Future........    8.08%      23,812,380
NYMEX NY Harbor ULSD Future...............    3.89%      11,464,129
NYMEX Reformulated Gasoline Blend Future..    4.06%      11,965,132
                                                        -----------
TOTAL NOTIONAL AMOUNT.....................              294,707,674
                                                        ===========

(5) The following table represents the individual positions within the Total Return Swap as of July 31, 2018:

REFERENCED COMMODITY - LONG

FUTURES CONTRACT                           % OF INDEX NOTIONAL AMOUNT
----------------                           ---------- ---------------
CBOT Corn Future..........................    6.81%      12,726,602
CBOT Soybean Future.......................    5.69%      10,633,534
CBOT Soybean Meal Future..................    3.25%       6,073,635
CBOT Soybean Oil Future...................    2.41%       4,503,834
CBOT Wheat Future.........................    4.37%       8,166,703
CME Lean Hogs Future......................    1.49%       2,784,528
CME Live Cattle Future....................    3.98%       7,437,867
COMEX Copper Future.......................    6.38%      11,923,013
COMEX Gold 100 Troy Ounces Future.........   11.24%      21,005,435
COMEX Silver Future.......................    3.36%       6,279,204
ICE Brent Crude Oil Future................    8.52%      15,922,268
KCBT Hard Red Winter Wheat Future.........    1.76%       3,289,107
LME Nickel Future.........................    3.13%       5,849,378
LME Primary Aluminum Future...............    4.30%       8,035,887
LME Zinc Future...........................    2.44%       4,559,898
NYBOT CSC C Coffee Future.................    2.31%       4,316,953
NYBOT CSC Number 11 World Sugar Future....    2.49%       4,653,339
NYBOT CTN Number 2 Cotton Future..........    1.68%       3,139,602
NYMEX Henry Hub Natural Gas Future........    8.37%      15,641,947
NYMEX Light Sweet Crude Oil Future........    8.08%      15,099,992
NYMEX NY Harbor ULSD Future...............    3.89%       7,269,674
NYMEX Reformulated Gasoline Blend Future..    4.05%       7,568,684
                                                        -----------
TOTAL NOTIONAL AMOUNT.....................              186,881,084
                                                        ===========

(6) The following table represents the individual positions within the Total Return Swap as of July 31, 2018:

REFERENCED COMMODITY - LONG

FUTURES CONTRACT           % OF INDEX NOTIONAL AMOUNT
----------------           ---------- ---------------
CBOT Corn Future..........    6.94%     15,875,097
CBOT Soybean Future.......    5.76%     13,175,873
CBOT Soybean Meal Future..    3.16%      7,228,430

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

FUTURES CONTRACT                           % OF INDEX NOTIONAL AMOUNT
----------------                           ---------- ---------------
CBOT Soybean Oil Future...................    2.43%       5,558,571
CBOT Wheat Future.........................    4.45%      10,179,277
CME Lean Hogs Future......................    1.47%       3,362,593
CME Live Cattle Future....................    3.95%       9,035,538
COMEX Copper Future.......................    6.33%      14,479,735
COMEX Gold 100 Troy Ounces Future.........   11.15%      25,505,379
COMEX Silver Future.......................    3.33%       7,617,301
ICE Brent Crude Oil Future................    8.37%      19,146,190
KCBT Hard Red Winter Wheat Future.........    1.79%       4,094,585
LME Nickel Future.........................    3.13%       7,159,806
LME Primary Aluminum Future...............    4.30%       9,836,155
LME Zinc Future...........................    2.41%       5,512,822
NYBOT CSC C Coffee Future.................    2.29%       5,238,324
NYBOT CSC Number 11 World Sugar Future....    2.69%       6,153,316
NYBOT CTN Number 2 Cotton Future..........    1.67%       3,820,088
NYMEX Henry Hub Natural Gas Future........    8.48%      19,397,813
NYMEX Light Sweet Crude Oil Future........    8.02%      18,345,573
NYMEX NY Harbor ULSD Future...............    3.85%       8,806,790
NYMEX Reformulated Gasoline Blend Future..    4.03%       9,218,536
                                                        -----------
TOTAL NOTIONAL AMOUNT.....................              228,747,792
                                                        ===========

(7) The following table represents the individual positions within the Total Return Swap as of July 31, 2018:

REFERENCED COMMODITY - LONG

FUTURES CONTRACT                           % OF INDEX NOTIONAL AMOUNT
----------------                           ---------- ---------------
CBOT Corn Future..........................    6.81%      11,042,280
CBOT Soybean Future.......................    5.69%       9,226,223
CBOT Soybean Meal Future..................    3.25%       5,269,811
CBOT Soybean Oil Future...................    2.41%       3,907,768
CBOT Wheat Future.........................    4.37%       7,085,869
CME Lean Hogs Future......................    1.49%       2,416,006
CME Live Cattle Future....................    3.98%       6,453,492
COMEX Copper Future.......................    6.38%      10,345,045
COMEX Gold 100 Troy Ounces Future.........   11.24%      18,225,439
COMEX Silver Future.......................    3.36%       5,448,174
ICE Brent Crude Oil Future................    8.52%      13,815,013
KCBT Hard Red Winter Wheat Future.........    1.76%       2,853,805
LME Nickel Future.........................    3.13%       5,075,234
LME Primary Aluminum Future...............    4.30%       6,972,366
LME Zinc Future...........................    2.44%       3,956,412
NYBOT CSC C Coffee Future.................    2.31%       3,745,620
NYBOT CSC Number 11 World Sugar Future....    2.49%       4,037,486
NYBOT CTN Number 2 Cotton Future..........    1.68%       2,724,087
NYMEX Henry Hub Natural Gas Future........    8.37%      13,571,791
NYMEX Light Sweet Crude Oil Future........    8.08%      13,101,561
NYMEX NY Harbor ULSD Future...............    3.89%       6,307,559
NYMEX Reformulated Gasoline Blend Future..    4.05%       6,566,995
                                                        -----------
TOTAL NOTIONAL AMOUNT.....................              162,148,036
                                                        ===========

(8) The following table represents the individual positions within the Total Return Swap as of July 31, 2018:

REFERENCED COMMODITY - LONG

FUTURES CONTRACT   % OF INDEX NOTIONAL AMOUNT
----------------   ---------- ---------------
CBOT Corn Future..    6.94%      4,019,819

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

FUTURES CONTRACT                         % OF INDEX NOTIONAL AMOUNT
----------------                         ---------- ---------------
CBOT Soybean Future.....................   5.76%       3,336,333
CBOT Soybean Meal Future................   3.16%       1,830,349
CBOT Soybean Oil Future.................   2.43%       1,407,516
CBOT Wheat Future.......................   4.45%       2,577,549
CME Lean Hogs Future....................   1.47%         851,460
CME Live Cattle Future..................   3.95%       2,287,937
COMEX Copper Future.....................   6.33%       3,666,491
COMEX Gold 100 Troy Ounces Future.......  11.15%       6,458,353
COMEX Silver Future.....................   3.33%       1,928,818
ICE Brent Crude Oil Future..............   8.37%       4,848,109
KCBT Hard Red Winter Wheat Future.......   1.79%       1,036,812
LME Nickel Future.......................   3.13%       1,812,973
LME Primary Aluminum Future.............   4.30%       2,490,665
LME Zinc Future.........................   2.41%       1,395,931
NYBOT CSC C Coffee Future...............   2.29%       1,326,424
NYBOT CSC Number 11 World Sugar Future..   2.69%       1,558,114
NYBOT CTN Number 2 Cotton Future........   1.68%         973,097
NYMEX Henry Hub Natural Gas Future......   8.48%       4,911,824
NYMEX Light Sweet Crude Oil Future......   8.02%       4,645,380
NYMEX NY Harbor ULSD Future.............   3.85%       2,230,014
NYMEX Reformulated Gasoline Blend
  Future................................   4.02%       2,328,482
                                                      ----------
TOTAL NOTIONAL AMOUNT...................              57,922,450
                                                      ==========

(9) The following table represents the individual positions within the Total Return Swap as of July 31, 2018:

REFERENCED COMMODITY - LONG

FUTURES CONTRACT                         % OF INDEX NOTIONAL AMOUNT
----------------                         ---------- ---------------
CBOT Corn Future........................   6.81%       17,734,630
CBOT Soybean Future.....................   5.69%       14,817,923
CBOT Soybean Meal Future................   3.25%        8,463,664
CBOT Soybean Oil Future.................   2.41%        6,276,133
CBOT Wheat Future.......................   4.37%       11,380,373
CME Lean Hogs Future....................   1.49%        3,880,265
CME Live Cattle Future..................   3.98%       10,364,734
COMEX Copper Future.....................   6.38%       16,614,824
COMEX Gold 100 Troy Ounces Future.......  11.24%       29,271,258
COMEX Silver Future.....................   3.36%        8,750,127
ICE Brent Crude Oil Future..............   8.52%       22,187,822
KCBT Hard Red Winter Wheat Future.......   1.76%        4,583,400
LME Nickel Future.......................   3.13%        8,151,160
LME Primary Aluminum Future.............   4.30%       11,198,079
LME Zinc Future.........................   2.44%        6,354,259
NYBOT CSC C Coffee Future...............   2.31%        6,015,712
NYBOT CSC Number 11 World Sugar Future..   2.49%        6,484,469
NYBOT CTN Number 2 Cotton Future........   1.67%        4,349,021
NYMEX Henry Hub Natural Gas Future......   8.37%       21,797,191
NYMEX Light Sweet Crude Oil Future......   8.08%       21,041,972
NYMEX NY Harbor ULSD Future.............   3.89%       10,130,355
NYMEX Reformulated Gasoline Blend
  Future................................   4.06%       10,573,070
                                                      -----------
TOTAL NOTIONAL AMOUNT...................              260,420,441
                                                      ===========

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

(10) The following table represents the individual positions within the Total Return Swap as of July 31, 2018:

REFERENCED COMMODITY - LONG

FUTURES CONTRACT                         % OF INDEX NOTIONAL AMOUNT
----------------                         ---------- ---------------
CBOT Corn Future........................   6.94%        7,225,013
CBOT Soybean Future.....................   5.76%        5,996,555
CBOT Soybean Meal Future................   3.16%        3,289,777
CBOT Soybean Oil Future.................   2.43%        2,529,797
CBOT Wheat Future.......................   4.45%        4,632,755
CME Lean Hogs Future....................   1.47%        1,530,371
CME Live Cattle Future..................   3.95%        4,112,221
COMEX Copper Future.....................   6.33%        6,589,964
COMEX Gold 100 Troy Ounces Future.......  11.15%       11,607,914
COMEX Silver Future.....................   3.33%        3,466,758
ICE Brent Crude Oil Future..............   8.37%        8,713,744
KCBT Hard Red Winter Wheat Future.......   1.79%        1,863,513
LME Nickel Future.......................   3.13%        3,258,544
LME Primary Aluminum Future.............   4.30%        4,476,595
LME Zinc Future.........................   2.41%        2,508,975
NYBOT CSC C Coffee Future...............   2.29%        2,384,047
NYBOT CSC Number 11 World Sugar Future..   2.69%        2,800,474
NYBOT CTN Number 2 Cotton Future........   1.67%        1,738,584
NYMEX Henry Hub Natural Gas Future......   8.48%        8,828,261
NYMEX Light Sweet Crude Oil Future......   8.02%        8,349,370
NYMEX NY Harbor ULSD Future.............   3.85%        4,008,114
NYMEX Reformulated Gasoline Blend
  Future................................   4.03%        4,195,506
                                                      -----------
TOTAL NOTIONAL AMOUNT...................              104,106,852
                                                      ===========

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                           ------------------------------------------
                                           LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                           ------- ------------  ------- ------------
Bonds
   Australia..............................   --    $ 98,244,026    --    $ 98,244,026
   Austria................................   --       1,463,287    --       1,463,287
   Belgium................................   --      21,884,194    --      21,884,194
   Canada.................................   --     293,557,906    --     293,557,906
   Denmark................................   --         392,126    --         392,126
   Finland................................   --       6,093,621    --       6,093,621
   France.................................   --      52,042,960    --      52,042,960
   Germany................................   --      71,751,271    --      71,751,271
   Italy..................................   --       2,573,145    --       2,573,145
   Japan..................................   --      61,237,805    --      61,237,805
   Netherlands............................   --      79,499,437    --      79,499,437
   Norway.................................   --      15,480,692    --      15,480,692
   Spain..................................   --      28,286,425    --      28,286,425
   Supranational Organization Obligations.   --       6,915,328    --       6,915,328
   Sweden.................................   --      57,129,687    --      57,129,687
   Switzerland............................   --      15,623,098    --      15,623,098
   United Kingdom.........................   --      20,834,568    --      20,834,568
   United States..........................   --     672,392,905    --     672,392,905
U.S. Treasury Obligations.................  --      494,689,727    --     494,689,727
Securities Lending Collateral.............  --       31,578,145    --      31,578,145
Forward Currency Contracts**..............  --       (3,220,530)   --      (3,220,530)

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                      --------------------------------------------------
                        LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                      -----------    -------------- ------- --------------
Futures Contracts**.. $(4,406,523)               --   --    $   (4,406,523)
Swap Agreements**....          --    $   11,780,803   --        11,780,803
                      -----------    --------------   --    --------------
TOTAL................ $(4,406,523)   $2,040,230,626   --    $2,035,824,103
                      ===========    ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                      DFA ONE-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT     VALUE+
                                                           ------- ------------
                                                            (000)
AGENCY OBLIGATIONS -- (5.5%)
Federal Home Loan Bank
     2.000%, 09/13/19.....................................  74,000 $ 73,570,208
#    1.500%, 10/21/19.....................................  68,000   67,117,360
#    1.375%, 11/15/19.....................................   7,500    7,385,018
#    2.125%, 02/11/20.....................................  34,500   34,215,823
     1.875%, 03/13/20.....................................  10,000    9,870,730
#    4.125%, 03/13/20.....................................  80,000   81,747,920
#    2.375%, 03/30/20.....................................  10,000    9,947,970
#    2.625%, 05/28/20.....................................  30,000   29,962,920
Federal Home Loan Mortgage Corp.
     1.250%, 10/02/19..................................... 103,600  102,060,608
Federal National Mortgage Association
     1.000%, 10/24/19.....................................  32,000   31,379,584
                                                                   ------------
TOTAL AGENCY OBLIGATIONS                                            447,258,141
                                                                   ------------
BONDS -- (70.4%)
African Development Bank
#    1.125%, 09/20/19.....................................  19,000   18,677,893
#    1.375%, 02/12/20.....................................  25,438   24,913,875
     1.875%, 03/16/20.....................................  16,600   16,366,691
Agence Francaise de Developpement
     1.375%, 08/02/19.....................................  15,600   15,387,356
     1.625%, 01/21/20.....................................  30,930   30,367,043
Alberta, Province of Canada
     1.900%, 12/06/19.....................................  61,000   60,273,624
ANZ New Zealand International Ltd.
#U   2.250%, 02/01/19.....................................   3,905    3,895,054
U    2.600%, 09/23/19.....................................  22,849   22,735,841
#    2.600%, 09/23/19.....................................  11,984   11,924,650
Apple, Inc.
#    1.550%, 02/08/19.....................................   9,284    9,248,274
     2.100%, 05/06/19.....................................   5,000    4,989,016
     1.500%, 09/12/19..................................... 102,300  101,063,380
#    1.800%, 11/13/19.....................................  55,641   55,008,233
#    1.900%, 02/07/20.....................................   5,413    5,341,451
Apple, Inc., Floating Rate Note, 3M USD LIBOR + 0.080%,
  FRN
(r)  2.443%, 02/08/19.....................................  29,550   29,572,363
Apple, Inc., Floating Rate Note, 3M USD LIBOR + 0.300%,
  FRN
(r)  2.663%, 05/06/19.....................................  15,600   15,637,180
Asian Development Bank
#    1.625%, 05/05/20.....................................  14,000   13,721,481

                                                             FACE
                                                            AMOUNT   VALUE+
                                                            ------ -----------
                                                             (000)
Australia & New Zealand Banking Group, Ltd.
      2.000%, 11/16/18..................................... 12,359 $12,346,928
      2.250%, 06/13/19.....................................  4,150   4,133,600
#     1.600%, 07/15/19.....................................  9,250   9,157,252
U     2.250%, 12/19/19..................................... 60,000  59,407,156
Australia & New Zealand Banking Group, Ltd., Floating Rate
  Note, 3M USD LIBOR + 0.660%, FRN
(r)U  2.995%, 09/23/19.....................................  3,145   3,164,915
Australia & New Zealand Banking Group, Ltd., Floating Rate
  Note, 3M USD LIBOR + 0.750%, FRN
(r)U  3.080%, 11/16/18..................................... 45,630  45,715,283
Bank Nederlandse
Gemeenten NV
U     1.500%, 02/15/19..................................... 12,082  12,018,417
      1.500%, 02/15/19..................................... 20,600  20,491,582
      1.875%, 06/11/19..................................... 64,646  64,237,308
      1.750%, 10/30/19..................................... 42,880  42,363,982
#U    1.750%, 10/30/19.....................................  7,500   7,409,745
      1.625%, 11/25/19..................................... 17,750  17,491,986
U     2.500%, 02/28/20..................................... 26,000  25,863,968
      2.500%, 02/28/20..................................... 49,108  48,851,067
Bank of Nova Scotia (The)
#     2.050%, 10/30/18..................................... 42,000  41,960,148
Berkshire Hathaway Finance Corp., Floating Rate Note, 3M
  USD LIBOR + 0.250%, FRN
#(r)  2.583%, 01/11/19.....................................  5,900   5,907,744
Berkshire Hathaway Finance Corp., Floating Rate Note, 3M
  USD LIBOR + 0.260%, FRN
(r)   2.603%, 08/15/19..................................... 11,030  11,054,471
Berkshire Hathaway Finance Corp., Floating Rate Note, 3M
  USD LIBOR + 0.690%, FRN
(r)   3.031%, 03/15/19.....................................  7,000   7,028,524
Caisse d'Amortissement de la Dette Sociale
U     1.500%, 01/28/19..................................... 18,200  18,104,026
      1.500%, 01/28/19..................................... 36,512  36,336,195
U     1.750%, 09/24/19.....................................  8,000   7,909,048
      1.750%, 09/24/19..................................... 41,830  41,354,435
      1.875%, 01/13/20..................................... 57,100  56,316,017

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT   VALUE+
                                                            ------ -----------
                                                             (000)
      2.000%, 04/17/20.....................................  4,000 $ 3,941,280
Chevron Corp.
      1.790%, 11/16/18..................................... 10,637  10,618,604
      1.561%, 05/16/19..................................... 25,400  25,175,879
#     1.991%, 03/03/20.....................................  9,500   9,380,035
Chevron Corp., Floating Rate Note, 3M USD LIBOR + 0.090%,
  FRN
#(r)  2.409%, 02/28/19..................................... 15,350  15,356,773
Chevron Corp., Floating Rate Note, 3M USD LIBOR + 0.410%,
  FRN
(r)   2.753%, 11/15/19.....................................  6,950   6,991,197
Chevron Corp., Floating Rate Note, 3M USD LIBOR + 0.510%,
  FRN
(r)   2.840%, 11/16/18.....................................  5,000   5,007,713
Cisco Systems, Inc.
#     2.125%, 03/01/19..................................... 23,930  23,882,285
#     1.400%, 09/20/19..................................... 23,787  23,459,744
      4.450%, 01/15/20.....................................  8,329   8,522,856
Commonwealth Bank of Australia
U     1.375%, 09/06/18..................................... 30,990  30,962,772
      2.500%, 09/20/18..................................... 56,868  56,887,320
      1.750%, 11/02/18.....................................  3,200   3,192,250
      2.250%, 03/13/19.....................................  7,400   7,387,782
      2.300%, 09/06/19..................................... 13,969  13,879,099
Commonwealth Bank of Australia, Floating Rate Note, 3M USD
  LIBOR + 0.550%, FRN
(r)   2.864%, 09/06/19..................................... 13,094  13,149,620
Commonwealth Bank of Australia, Floating Rate Note, 3M USD
  LIBOR + 0.640%, FRN
(r)   3.003%, 11/07/19.....................................  4,819   4,843,185
Commonwealth Bank of Australia, Floating Rate Note, 3M USD
  LIBOR + 0.790%, FRN
(r)U  3.133%, 11/02/18..................................... 20,325  20,361,644
Commonwealth Bank of Australia, Floating Rate Note, 3M USD
  LIBOR + 1.060%, FRN
(r)   3.401%, 03/15/19..................................... 25,115  25,256,883
Cooperatieve Rabobank UA
      2.250%, 01/14/19..................................... 55,738  55,668,376
#     1.375%, 08/09/19..................................... 45,920  45,256,216
      2.250%, 01/14/20..................................... 16,470  16,268,863
      4.750%, 01/15/20.....................................  9,332   9,538,483
U     4.750%, 01/15/20.....................................  6,750   6,899,353

                                                            FACE
                                                           AMOUNT     VALUE+
                                                           ------- ------------
                                                            (000)
Cooperatieve Rabobank UA, Floating Rate Note, 3M USD
  LIBOR + 0.510%, FRN
(r)  2.879%, 08/09/19.....................................   3,419 $  3,433,873
Council Of Europe Development Bank
     1.500%, 05/17/19.....................................  46,200   45,823,932
     1.750%, 11/14/19.....................................   4,280    4,228,229
     1.875%, 01/27/20.....................................  29,349   28,980,170
#    1.625%, 03/10/20.....................................  23,132   22,717,596
CPPIB Capital, Inc.
U    1.250%, 09/20/19.....................................   4,850    4,767,555
Dexia Credit Local SA
     2.250%, 01/30/19.....................................   9,706    9,683,504
     1.875%, 01/29/20.....................................  10,000    9,846,530
Equinor ASA
     2.250%, 11/08/19.....................................  27,060   26,842,028
Erste Abwicklungsanstalt
     1.375%, 10/30/19.....................................  19,000   18,662,465
     2.500%, 03/13/20.....................................  15,200   15,103,115
EUROFIMA
     1.750%, 05/29/20.....................................  14,900   14,601,642
European Bank for Reconstruction & Development
#    1.750%, 11/26/19.....................................  21,051   20,795,588
European Investment Bank
#    1.250%, 05/15/19.....................................  14,200   14,061,135
#    1.125%, 08/15/19.....................................  32,000   31,524,224
     1.250%, 12/16/19.....................................  18,000   17,644,557
#    1.625%, 03/16/20.....................................  65,651   64,477,420
#    1.750%, 05/15/20.....................................  88,800   87,236,363
     1.375%, 06/15/20.....................................  20,300   19,776,585
Export Development Canada
     1.750%, 08/19/19.....................................  99,550   98,676,744
#    1.000%, 09/13/19.....................................  23,335   22,915,079
#U   2.300%, 02/10/20.....................................  82,050   81,472,477
Exxon Mobil Corp.
     1.708%, 03/01/19.....................................   8,500    8,466,902
Finland Government International Bond
     1.750%, 09/10/19.....................................   6,300    6,237,756
FMS Wertmanagement
     1.500%, 08/09/19.....................................   5,000    4,940,555
     1.000%, 08/16/19..................................... 123,000  120,894,314
#    1.750%, 01/24/20.....................................  29,500   29,065,253
     2.250%, 02/03/20.....................................  22,400   22,220,800
#    1.750%, 03/17/20.....................................   6,500    6,394,368
     1.750%, 05/15/20.....................................   8,200    8,049,284
General Electric Co.
#    2.300%, 01/14/19.....................................   2,500    2,496,871
     6.000%, 08/07/19.....................................   6,644    6,849,649
General Electric Co., Floating Rate Note, 3M USD LIBOR +
  0.270%, FRN
(r)  2.633%, 08/07/18.....................................   5,000    5,000,372

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT   VALUE+
                                                            ------ -----------
                                                             (000)
Inter-American Development Bank
      1.125%, 09/12/19..................................... 21,247 $20,892,473
      1.750%, 10/15/19.....................................  9,500   9,395,548
      1.875%, 06/16/20.....................................  6,685   6,581,904
Inter-American Development Bank, Floating Rate Note, 1M
  USD LIBOR + 0.040%, FRN
(r)   2.110%, 11/26/18.....................................  5,051   5,050,322
International Bank for Reconstruction & Development
      0.875%, 08/15/19..................................... 18,000  17,683,632
      1.875%, 10/07/19..................................... 49,532  49,092,007
Kommunalbanken A.S.
      2.125%, 03/15/19..................................... 70,640  70,454,217
      1.750%, 05/28/19..................................... 42,700  42,390,425
      1.500%, 09/09/19.....................................  5,000   4,935,225
      1.500%, 10/22/19..................................... 34,768  34,252,251
      1.625%, 01/15/20..................................... 32,140  31,609,369
#U    2.500%, 04/17/20.....................................  7,028   6,992,970
      2.500%, 04/17/20..................................... 25,396  25,269,020
Kommunekredit
      1.125%, 08/23/19..................................... 63,700  62,651,243
      1.625%, 06/12/20.....................................  6,325   6,183,826
Kommuninvest I Sverige AB
      1.125%, 09/17/19..................................... 17,200  16,900,101
      2.000%, 11/12/19..................................... 17,950  17,782,437
      1.750%, 03/19/20..................................... 31,044  30,513,241
Kreditanstalt fuer Wiederaufbau
      1.500%, 09/09/19..................................... 32,500  32,104,313
#     1.250%, 09/30/19..................................... 89,000  87,591,454
      4.000%, 01/27/20.....................................  4,100   4,174,754
      1.750%, 03/31/20..................................... 15,000  14,753,311
      1.500%, 04/20/20..................................... 42,500  41,600,939
      1.625%, 05/29/20..................................... 14,085  13,795,032
#     1.875%, 06/30/20.....................................  7,000   6,880,377
Manitoba, Province of Canada
#     1.750%, 05/30/19..................................... 24,440  24,240,846
Municipality Finance P.L.C.
U     1.250%, 09/10/18..................................... 81,500  81,413,610
      1.250%, 09/10/18..................................... 48,520  48,468,569
      1.250%, 04/18/19..................................... 20,150  19,955,996
      1.750%, 05/21/19..................................... 24,350  24,175,557
      1.500%, 03/23/20..................................... 12,567  12,296,332
National Australia Bank, Ltd.
#     2.000%, 01/14/19.....................................  4,500   4,490,398
U     2.250%, 07/01/19..................................... 12,000  11,945,824
      1.375%, 07/12/19..................................... 70,400  69,545,053
      2.250%, 01/10/20.....................................  8,700   8,595,945
National Australia Bank, Ltd., Floating Rate Note, 3M USD
  LIBOR + 0.240%, FRN
(r)U  2.575%, 07/25/19..................................... 50,000  50,037,091

                                                             FACE
                                                            AMOUNT   VALUE+
                                                            ------ -----------
                                                             (000)
(r)U  2.559%, 08/29/19..................................... 41,600 $41,665,418
National Australia Bank, Ltd., Floating Rate Note, 3M USD
  LIBOR + 0.590%, FRN
(r)U  2.922%, 01/10/20..................................... 16,080  16,184,520
National Australia Bank, Ltd., Floating Rate Note, 3M USD
  LIBOR + 0.780%, FRN
(r)   3.119%, 01/14/19.....................................  2,500   2,507,710
Nederlandse Waterschapsbank NV
U     1.500%, 01/23/19..................................... 27,950  27,821,709
      1.875%, 03/13/19..................................... 67,703  67,406,461
      1.750%, 09/05/19..................................... 40,400  39,966,266
U     1.750%, 09/05/19..................................... 16,000  15,828,224
U     1.250%, 09/09/19.....................................  6,050   5,952,770
      1.250%, 09/09/19.....................................  6,850   6,739,914
      1.625%, 03/04/20..................................... 15,750  15,456,609
Nestle Holdings, Inc.
      2.125%, 01/14/20..................................... 13,703  13,580,509
Nordea Bank AB
U     1.875%, 09/17/18.....................................  3,118   3,115,646
      2.375%, 04/04/19.....................................  3,969   3,961,780
Nordea Bank AB, Floating Rate Note, 3M USD LIBOR + 0.840%,
  FRN
(r)U  3.175%, 09/17/18..................................... 14,410  14,426,978
#(r)  3.175%, 09/17/18.....................................  3,000   3,003,535
Nordic Investment Bank
      2.500%, 04/28/20..................................... 41,650  41,442,331
Novartis Capital Corp.
#     1.800%, 02/14/20.....................................  6,551   6,447,892
NRW Bank
      1.875%, 07/01/19..................................... 16,907  16,776,816
      1.250%, 07/29/19..................................... 11,734  11,566,908
      2.000%, 09/23/19..................................... 14,600  14,474,338
      1.875%, 01/27/20..................................... 14,333  14,136,624
Oesterreichische Kontrollbank AG
      1.625%, 03/12/19.....................................  6,000   5,967,530
      1.125%, 04/26/19..................................... 41,526  41,069,840
#     1.750%, 01/24/20..................................... 48,852  48,140,400
#     1.375%, 02/10/20..................................... 51,882  50,805,521
Ontario, Province of Canada
      2.000%, 01/30/19..................................... 25,297  25,239,060
#     1.250%, 06/17/19..................................... 39,780  39,293,008
      4.000%, 10/07/19..................................... 16,209  16,433,266
#     1.875%, 05/21/20..................................... 18,800  18,449,773
Oracle Corp., Floating Rate Note, 3M USD LIBOR + 0.580%,
  FRN
(r)   2.919%, 01/15/19.....................................  1,000   1,002,660
Pfizer, Inc.
      2.100%, 05/15/19..................................... 27,242  27,155,288

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT   VALUE+
                                                            ------ -----------
                                                             (000)
Procter & Gamble Co. (The)
#     1.750%, 10/25/19.....................................  3,866 $ 3,815,811
Province of Ontario Canada
      2.000%, 09/27/18..................................... 29,780  29,763,025
#     1.650%, 09/27/19..................................... 10,500  10,367,198
      4.400%, 04/14/20..................................... 50,499  51,734,041
Quebec, Province of Canada
      3.500%, 07/29/20.....................................  4,000   4,043,995
Quebec, Province of Canada, Floating Rate Note, 3M USD
  LIBOR + 0.280%, FRN
(r)   2.627%, 07/21/19..................................... 80,786  80,964,119
Roche Holdings, Inc., Floating Rate Note, 3M USD LIBOR +
  0.340%, FRN
(r)U  2.674%, 09/30/19..................................... 54,140  54,320,951
Royal Bank of Canada
      2.150%, 03/15/19..................................... 10,818  10,795,345
      1.625%, 04/15/19..................................... 15,252  15,147,387
      1.500%, 07/29/19..................................... 31,042  30,688,687
      2.125%, 03/02/20..................................... 77,755  76,662,365
      2.150%, 03/06/20..................................... 47,922  47,250,867
Royal Bank of Canada, Floating Rate Note, 3M USD LIBOR +
  0.400%, FRN
(r)   2.742%, 10/31/18..................................... 31,000  31,032,819
Royal Bank of Canada, Floating Rate Note, 3M USD LIBOR +
  0.450%, FRN
(r)   2.781%, 01/10/19.....................................  2,400   2,404,479
Shell International Finance BV
#     1.625%, 11/10/18..................................... 22,970  22,924,256
#     1.375%, 05/10/19..................................... 11,990  11,887,057
#     1.375%, 09/12/19..................................... 43,105  42,436,516
      4.300%, 09/22/19.....................................  6,987   7,102,375
      4.375%, 03/25/20.....................................  8,110   8,303,922
#     2.125%, 05/11/20..................................... 38,606  38,109,180
Shell International Finance BV, Floating Rate Note, 3M USD
  LIBOR + 0.350%, FRN
(r)   2.676%, 09/12/19..................................... 17,870  17,942,570
Shell International Finance BV, Floating Rate Note, 3M USD
  LIBOR + 0.580%, FRN
(r)   2.933%, 11/10/18..................................... 21,560  21,594,842
State of North Rhine-Westphalia Germany
      1.875%, 06/17/19..................................... 16,500  16,389,285
      1.625%, 07/25/19..................................... 17,200  17,017,955
      1.250%, 09/16/19..................................... 12,000  11,803,680
      1.625%, 01/22/20..................................... 55,400  54,428,783

                                                             FACE
                                                            AMOUNT   VALUE+
                                                            ------ -----------
                                                             (000)
State of North Rhine-Westphalia Germany, Floating Rate
  Note, 3M USD LIBOR + 0.170%, FRN
(r)   2.500%, 11/23/18..................................... 48,200 $48,229,402
Svensk Exportkredit AB
#     1.250%, 04/12/19.....................................  6,500   6,439,780
      1.875%, 06/17/19..................................... 43,600  43,315,019
      1.125%, 08/28/19.....................................  5,000   4,915,787
      1.875%, 06/23/20.....................................  9,257   9,088,465
Svensk Exportkredit AB, Floating Rate Note, 3M USD LIBOR +
  0.100%, FRN
(r)   2.437%, 10/04/18..................................... 19,630  19,637,852
Svenska Handelsbanken AB
#     2.500%, 01/25/19..................................... 33,223  33,187,034
      2.250%, 06/17/19..................................... 19,710  19,643,317
      1.500%, 09/06/19.....................................  2,109   2,075,133
Svenska Handelsbanken AB, Floating Rate Note, 3M USD LIBOR
  + 0.490%, FRN
(r)   2.825%, 06/17/19.....................................  1,580   1,585,644
(r)   2.804%, 09/06/19.....................................  9,086   9,122,730
Swedbank AB
U     2.375%, 02/27/19..................................... 15,000  14,958,675
Toronto-Dominion Bank (The)
      1.950%, 01/22/19..................................... 36,548  36,470,932
      2.125%, 07/02/19.....................................  6,618   6,583,987
      1.450%, 08/13/19.....................................  3,773   3,723,960
#     1.900%, 10/24/19..................................... 90,974  89,910,882
      2.250%, 11/05/19..................................... 18,746  18,629,395
#     3.000%, 06/11/20..................................... 30,000  29,952,484
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD
  LIBOR + 0.150%, FRN
(r)   2.492%, 10/24/19.....................................  2,090   2,088,089
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD
  LIBOR + 0.650%, FRN
#(r)  3.005%, 08/13/19.....................................  9,500   9,545,811
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD
  LIBOR + 0.840%, FRN
(r)   3.187%, 01/22/19.....................................  5,000   5,018,465
Total Capital International SA
#     2.125%, 01/10/19..................................... 12,350  12,326,064

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT   VALUE+
                                                            ------ -----------
                                                             (000)
Total Capital International SA, Floating Rate Note, 3M USD
  LIBOR + 0.350%, FRN
(r)   2.676%, 06/19/19.....................................  4,633 $ 4,650,074
Total Capital SA
      4.450%, 06/24/20.....................................  4,490   4,607,015
Toyota Motor Credit Corp.
#     1.700%, 01/09/19..................................... 42,001  41,875,417
#     2.100%, 01/17/19..................................... 19,561  19,533,028
#     1.700%, 02/19/19.....................................  8,868   8,826,150
      1.400%, 05/20/19..................................... 33,361  33,028,517
      2.125%, 07/18/19.....................................  2,613   2,600,511
#     2.200%, 01/10/20..................................... 36,621  36,214,925
      2.150%, 03/12/20..................................... 17,891  17,661,101
Toyota Motor Credit Corp., Floating Rate Note, 3M USD
  LIBOR + 0.140%, FRN
#(r)  2.495%, 11/14/19..................................... 10,000   9,974,020
Toyota Motor Credit Corp., Floating Rate Note, 3M USD
  LIBOR + 0.230%, FRN
(r)   2.573%, 08/15/18..................................... 26,000  26,004,827
Toyota Motor Credit Corp., Floating Rate Note, 3M USD
  LIBOR + 0.260%, FRN
(r)   2.599%, 01/09/19..................................... 22,158  22,179,230
Toyota Motor Credit Corp., Floating Rate Note, 3M USD
  LIBOR + 0.390%, FRN
(r)   2.726%, 01/17/19..................................... 14,300  14,323,025
Toyota Motor Credit Corp., Floating Rate Note, 3M USD
  LIBOR + 0.820%, FRN
#(r)  3.151%, 02/19/19.....................................  7,347   7,381,988
USAA Capital Corp., Floating Rate Note, 3M USD LIBOR
+ 0.230%, FRN
(r)U  2.573%, 02/01/19..................................... 42,955  42,991,173
Walmart Inc
      1.750%, 10/09/19.....................................  9,000   8,900,942
Walmart, Inc.
#     2.850%, 06/23/20..................................... 59,391  59,469,600
Walmart, Inc., Floating Rate
Note, 3M USD LIBOR +
0.040%, FRN
(r)   2.377%, 06/23/20..................................... 37,500  37,536,355
Westpac Banking Corp.
      1.950%, 11/23/18..................................... 17,521  17,492,408
      2.250%, 01/17/19..................................... 79,463  79,390,054
#     1.600%, 08/19/19..................................... 16,970  16,784,359

                                                             FACE
                                                            AMOUNT      VALUE+
                                                            ------- --------------
                                                             (000)
Westpac Banking Corp., Floating Rate Note, 3M USD LIBOR +
  0.230%, FRN
(r)U  2.548%, 04/26/19.....................................  21,000 $   21,018,114
Westpac Banking Corp., Floating Rate Note, 3M USD LIBOR +
  0.710%, FRN
(r)   3.065%, 05/13/19.....................................   5,500      5,525,059
Westpac Banking Corp., Floating Rate Note, 3M USD LIBOR +
  0.740%, FRN
(r)   3.070%, 11/23/18.....................................  22,189     22,239,323
                                                                    --------------
TOTAL BONDS................................................          5,739,824,897
                                                                    --------------
U.S. TREASURY OBLIGATIONS -- (7.8%)
U.S. Treasury Notes
      0.875%, 09/15/19.....................................  30,000     29,458,594
#     1.000%, 10/15/19.....................................  70,000     68,731,250
      1.500%, 10/31/19.....................................  35,000     34,548,828
      1.000%, 11/15/19.....................................  10,000      9,804,687
#     1.375%, 12/15/19.....................................  95,000     93,459,961
#     1.875%, 12/31/19..................................... 115,000    113,885,937
      1.375%, 01/15/20.....................................  15,000     14,739,844
      1.250%, 01/31/20.....................................  35,000     34,310,937
      1.375%, 02/15/20.....................................  30,000     29,438,672
      1.250%, 02/29/20.....................................  30,000     29,366,016
      1.625%, 03/15/20.....................................  80,000     78,725,000
      1.375%, 03/31/20.....................................  50,000     48,972,656
#     1.500%, 04/15/20.....................................  50,000     49,048,828
                                                                    --------------
TOTAL U.S. TREASURY OBLIGATIONS............................            634,491,210
                                                                    --------------
CERTIFICATES OF DEPOSIT -- (5.0%)
Bank of Nova Scotia (The), Floating Rate Note, 3M USD
  LIBOR + 0.380%, FRN
(r)   2.700%, 02/28/19.....................................  75,000     75,127,147
Nordea Bank AB, Floating Rate Note, 3M USD LIBOR + 0.280%,
  FRN
(r)   2.611%, 04/10/19.....................................  37,000     37,065,651
Nordea Bank AB, Floating Rate Note, 3M USD LIBOR + 0.340%,
  FRN
(r)   2.659%, 03/07/19..................................... 100,000    100,195,523
Nordea Bank AB, Floating Rate Note, 3M USD LIBOR + 0.450%,
  FRN
(r)   2.813%, 11/07/18.....................................  20,000     20,023,060

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT      VALUE+
                                                              ------- --------------
                                                               (000)
Svenska Handelsbanken, Floating Rate Note, 3M USD LIBOR +
  0.220%, FRN
(r)  2.567%, 01/22/20........................................  23,200 $   23,159,817
Svenska Handelsbanken, Floating Rate Note, 3M USD LIBOR +
  0.400%, FRN
(r)  2.755%, 02/12/19........................................ 149,500    149,736,545
                                                                      --------------
TOTAL CERTIFICATES OF DEPOSIT                                            405,307,743
                                                                      --------------
TOTAL INVESTMENT SECURITIES                                            7,226,881,991
                                                                      --------------
COMMERCIAL PAPER -- (5.8%)
U    Alberta, Province of....................................
     Canada 2.190%...........................................  22,800     22,754,765
Banque et Caisse Epargne
     2.110%..................................................  65,000     64,809,387
     2.190%..................................................  20,000     19,941,350
     2.130%..................................................  35,000     34,885,503
Caisse Des Depots Et Consignations
U    2.050%..................................................  25,000     24,948,149
U    2.120%..................................................  40,000     39,907,340
U    Coca-Cola Co. 2.140%....................................  47,000     46,974,751
U    Landesbank Hessen- Thuringen 2.180%.....................  25,000     24,982,107
     Nestle Capital Corp. 2.220%.............................  35,000     34,852,520
     Nestle Finance International, Ltd 2.110%................  25,000     24,950,350

                                                               FACE
                                                              AMOUNT       VALUE+
                                                            ---------- --------------
(r)U  Oversea-Chinese Banking Corp., Ltd. 2.366%...........     20,000 $   20,009,140
PSP Capital, Inc.
U     2.070%...............................................     50,000     49,991,979
U     2.040%...............................................     35,000     34,984,981
(r)U  Toronto-Dominion Bank (The) 2.456%...................     30,000     30,029,040
                                                                       --------------
TOTAL COMMERCIAL PAPER.....................................               474,021,362
                                                                       --------------

                                                              SHARES
                                                            ----------
TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S. Government Money
        Market Fund, 1.830%................................ 63,930,165     63,930,165
                                                                       --------------
SECURITIES LENDING COLLATERAL -- (4.7%)
@(S)  DFA Short Term Investment Fund....................... 32,797,931    379,504,855
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $8,177,299,723)^^...................................            $8,144,338,373
                                                                       ==============

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                -------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                -----------   -------------- ------- --------------
Agency Obligations.............          --   $  447,258,141   --    $  447,258,141
Bonds..........................          --    5,739,824,897   --     5,739,824,897
U.S. Treasury Obligations......          --      634,491,210   --       634,491,210
Certificates of Deposit........          --      405,307,743   --       405,307,743
Commercial Paper...............          --      474,021,362   --       474,021,362
Temporary Cash Investments..... $63,930,165               --   --        63,930,165
Securities Lending Collateral..          --      379,504,855   --       379,504,855
                                -----------   --------------   --    --------------
TOTAL.......................... $63,930,165   $8,080,408,208   --    $8,144,338,373
                                ===========   ==============   ==    ==============

                  DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                               FACE
                                                              AMOUNT^    VALUE+
                                                              ------- ------------
                                                               (000)
BONDS -- (90.8%)
AUSTRALIA -- (7.1%)
ANZ New Zealand International Ltd.
    2.600%, 09/23/19.....................................      4,823  $  4,799,114
U   2.600%, 09/23/19.....................................        750       746,286
Australia & New Zealand
    Banking Group, Ltd...................................
#   2.250%, 06/13/19.....................................     54,108    53,894,182
#   1.600%, 07/15/19.....................................      8,565     8,479,121
    2.050%, 09/23/19.....................................      1,168     1,155,120
U   2.250%, 12/19/19.....................................     12,000    11,881,431
#   2.250%, 11/09/20.....................................     16,895    16,519,493
Commonwealth Bank of
    Australia............................................
    2.300%, 09/06/19.....................................     11,019    10,948,084
    5.000%, 10/15/19.....................................     12,500    12,791,987
U   2.250%, 03/10/20.....................................     10,000     9,851,776
U   2.050%, 09/18/20.....................................     41,500    40,387,868
#   2.400%, 11/02/20.....................................     25,800    25,281,083
National Australia Bank, Ltd.
U   2.250%, 07/01/19.....................................     18,482    18,398,559
    2.250%, 07/01/19.....................................     18,070    17,988,419
    1.375%, 07/12/19.....................................     36,269    35,828,545
U   2.400%, 12/09/19.....................................      2,492     2,472,478
#   2.250%, 01/10/20.....................................      4,300     4,248,571
    2.125%, 05/22/20.....................................     14,706    14,439,299
    2.625%, 07/23/20.....................................      6,100     6,029,213
    2.500%, 01/12/21.....................................     10,000     9,787,910
Westpac Banking Corp.
    2.250%, 01/17/19.....................................     72,010    71,943,896
    1.650%, 05/13/19.....................................        550       545,028
    1.600%, 08/19/19.....................................      4,975     4,920,577
    2.150%, 03/06/20.....................................      5,000     4,924,554
#   2.300%, 05/26/20.....................................     10,000     9,843,304
                                                                      ------------
TOTAL AUSTRALIA..........................................              398,105,898
                                                                      ------------
AUSTRIA -- (2.6%)
Oesterreichische Kontrollbank AG
    1.750%, 01/24/20.....................................     78,908    77,758,592
#   1.375%, 02/10/20.....................................     50,518    49,469,822
    1.875%, 01/20/21.....................................     15,860    15,471,821
                                                                      ------------
TOTAL AUSTRIA                                                          142,700,235
                                                                      ------------
BELGIUM -- (1.1%)
Dexia Credit Local SA
    2.250%, 01/30/19.....................................      5,944     5,930,223
    1.875%, 01/29/20.....................................     14,674    14,448,797
    2.000%, 01/22/21..................................... EUR 31,050    38,257,237
                                                                      ------------
TOTAL BELGIUM............................................               58,636,257
                                                                      ------------

                                                               FACE
                                                              AMOUNT^    VALUE+
                                                              ------- ------------
                                                               (000)
CANADA -- (19.1%)
Alberta, Province of Canada
    4.000%, 12/01/19..................................... CAD  46,000 $ 36,233,155
    1.900%, 12/06/19.....................................      33,700   33,298,707
    1.750%, 08/26/20.....................................      15,800   15,406,280
#U  1.750%, 08/26/20.....................................      15,000   14,623,841
Bank of Montreal
    2.100%, 12/12/19.....................................       6,015    5,945,428
Bank of Nova Scotia (The)
    1.650%, 06/14/19.....................................      10,500   10,409,159
British Columbia, Province of Canada
    3.700%, 12/18/20..................................... CAD  57,500   45,627,378
Canada Housing Trust No 1
U   3.750%, 03/15/20..................................... CAD 115,000   90,672,176
U   1.200%, 06/15/20..................................... CAD  15,000   11,325,210
U   1.450%, 06/15/20..................................... CAD  30,000   22,755,583
U   1.250%, 12/15/20..................................... CAD  15,000   11,266,633
Canadian Government Bond
    1.750%, 05/01/20..................................... CAD 142,000  108,589,584
    3.500%, 06/01/20..................................... CAD  15,000   11,824,615
CPPIB Capital, Inc.
    1.100%, 06/10/19..................................... CAD  34,000   25,939,163
U   1.250%, 09/20/19.....................................       3,600    3,538,804
    1.400%, 06/04/20..................................... CAD  27,500   20,807,068
Export Development Canada
    2.300%, 02/10/20.....................................      10,000    9,929,613
Manitoba, Province of Canada
    2.050%, 11/30/20.....................................       9,000    8,798,746
Ontario, Province of Canada
    2.100%, 09/08/19..................................... CAD  38,000   29,225,107
    4.000%, 10/07/19.....................................         543      550,513
    4.200%, 06/02/20..................................... CAD 118,500   94,249,791
#   2.550%, 02/12/21.....................................      15,000   14,804,362
Province of Alberta Canada
    1.250%, 06/01/20..................................... CAD  15,000   11,321,521
Province of Ontario Canada
    4.000%, 06/02/21..................................... CAD  15,000   12,029,289
Quebec, Province of Canada
    4.500%, 12/01/19..................................... CAD  41,000   32,497,744
    3.500%, 07/29/20.....................................       3,000    3,032,996
    4.500%, 12/01/20..................................... CAD  77,000   62,144,567
Royal Bank of Canada
    2.980%, 05/07/19..................................... CAD  14,500   11,210,093
    1.500%, 07/29/19.....................................         838      828,462
    2.125%, 03/02/20.....................................      55,000   54,227,125
    2.150%, 03/06/20.....................................      18,715   18,452,902
    1.920%, 07/17/20..................................... CAD  42,000   31,825,529
#   2.500%, 01/19/21.....................................      12,831   12,581,349
    2.860%, 03/04/21..................................... CAD   7,000    5,391,213
    2.030%, 03/15/21..................................... CAD  30,000   22,619,518
Toronto-Dominion Bank (The)
    2.125%, 07/02/19.....................................       3,153    3,136,795
    1.900%, 10/24/19.....................................      29,675   29,328,219

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^     VALUE+
                                                              ------- --------------
                                                               (000)
CANADA -- (Continued)
#   2.250%, 11/05/19.....................................      23,000 $   22,856,934
    1.693%, 04/02/20..................................... CAD  57,000     43,190,037
    2.563%, 06/24/20..................................... CAD  67,000     51,418,257
    2.550%, 01/25/21.....................................       5,000      4,913,501
    3.250%, 06/11/21.....................................       5,000      4,996,895
                                                                      --------------
TOTAL CANADA.............................................              1,063,823,862
                                                                      --------------
DENMARK -- (1.7%)
Kommunekredit
    1.125%, 08/23/19.....................................      61,900     60,880,878
    1.750%, 01/10/20.....................................       1,500      1,478,198
    1.625%, 06/12/20.....................................      13,033     12,742,103
    1.625%, 06/01/21.....................................      20,000     19,277,920
                                                                      --------------
TOTAL DENMARK............................................                 94,379,099
                                                                      --------------
FINLAND -- (0.4%)
Municipality Finance P.L.C.
    1.500%, 03/23/20.....................................      25,529     24,979,156
                                                                      --------------
FRANCE -- (6.5%)
Agence Francaise de Developpement
    1.375%, 08/02/19.....................................      19,800     19,530,106
    1.625%, 01/21/20.....................................     119,240    117,069,713
Caisse d'Amortissement de la
    Dette Sociale........................................
    1.750%, 09/24/19.....................................      42,445     41,962,443
U   1.750%, 09/24/19.....................................       9,000      8,897,679
    1.875%, 01/13/20.....................................      51,200     50,497,024
    2.000%, 04/17/20.....................................       4,250      4,187,610
French Republic Government Bond OAT
    0.000%, 02/25/21..................................... EUR  49,000     57,867,690
IXIS Corporate & Investment Bank SA
    5.875%, 02/24/20..................................... GBP   4,000      5,621,445
Sanofi
    1.875%, 09/04/20..................................... EUR   3,000      3,635,785
    4.000%, 03/29/21.....................................      13,381     13,695,644
Total Capital Canada, Ltd.
    1.875%, 07/09/20..................................... EUR   1,300      1,578,061
Total Capital International SA
    2.100%, 06/19/19.....................................       4,623      4,602,644
#   2.750%, 06/19/21.....................................       5,993      5,937,298
Total Capital SA
    4.450%, 06/24/20.....................................       3,750      3,847,730
    4.125%, 01/28/21.....................................       6,000      6,139,069
UNEDIC ASSEO
    0.000%, 11/25/20..................................... EUR  13,000     15,299,082
                                                                      --------------
TOTAL FRANCE.............................................                360,369,023
                                                                      --------------
GERMANY -- (8.3%)
Erste Abwicklungsanstalt
    1.375%, 10/30/19.....................................      30,200     29,663,497
    2.500%, 03/13/20.....................................      21,200     21,064,871
    2.000%, 11/16/20.....................................       1,400      1,369,537

                                                               FACE
                                                              AMOUNT^    VALUE+
                                                              ------- ------------
                                                               (000)
GERMANY -- (Continued)
    0.000%, 02/25/21..................................... EUR  3,000  $  3,529,344
FMS Wertmanagement
    1.000%, 08/16/19.....................................     52,700    51,797,808
#   1.750%, 01/24/20.....................................     29,450    29,015,990
    1.750%, 05/15/20.....................................     16,600    16,294,892
FMS Wertmanagement AoeR
    0.000%, 10/20/20..................................... EUR  2,000     2,356,067
Kreditanstalt fuer Wiederaufbau
    1.500%, 09/09/19.....................................     25,150    24,843,799
    1.250%, 09/30/19.....................................     36,500    35,922,338
    4.000%, 01/27/20.....................................      5,000     5,091,163
    1.750%, 03/31/20.....................................      5,000     4,917,770
    1.500%, 04/20/20.....................................     48,000    46,984,590
    1.625%, 05/29/20.....................................     10,563    10,345,540
    1.875%, 06/30/20.....................................     30,000    29,487,332
    1.375%, 02/01/21..................................... GBP  1,000     1,322,572
Landeskreditbank Baden- Wuerttemberg Foerderbank
    1.375%, 07/21/21.....................................      4,779     4,561,384
NRW Bank
    1.875%, 07/01/19.....................................     11,264    11,177,267
    1.250%, 07/29/19.....................................     14,108    13,907,102
    2.000%, 09/23/19.....................................     12,000    11,896,716
    1.875%, 01/27/20.....................................     23,000    22,684,877
State of North Rhine- Westphalia Germany
    1.625%, 07/25/19.....................................     22,700    22,459,743
    1.250%, 09/16/19.....................................     13,800    13,574,232
    1.625%, 01/22/20.....................................     48,650    47,797,117
                                                                      ------------
TOTAL GERMANY............................................              462,065,548
                                                                      ------------
JAPAN -- (2.6%)
Toyota Credit Canada, Inc.
    2.250%, 05/23/19..................................... CAD 12,238     9,404,684
    1.800%, 02/19/20..................................... CAD  5,000     3,794,673
Toyota Motor Credit Corp.
    1.700%, 01/09/19.....................................      8,443     8,417,755
    1.400%, 05/20/19.....................................      6,394     6,330,276
    2.125%, 07/18/19.....................................      3,331     3,315,080
#   2.200%, 01/10/20.....................................     36,592    36,186,247
#   2.150%, 03/12/20.....................................     67,658    66,788,595
    4.500%, 06/17/20.....................................      4,500     4,609,623
    4.250%, 01/11/21.....................................      5,000     5,123,465
    2.750%, 05/17/21.....................................        820       811,013
                                                                      ------------
TOTAL JAPAN..............................................              144,781,411
                                                                      ------------
NETHERLANDS -- (8.7%)
Bank Nederlandse Gemeenten NV
    1.750%, 10/30/19.....................................     32,320    31,931,061
U   1.750%, 10/30/19.....................................      7,500     7,409,745
    1.625%, 11/25/19.....................................      2,800     2,759,299
    1.375%, 12/09/19..................................... GBP 10,133    13,375,609
#U  2.500%, 02/28/20.....................................     17,000    16,911,056

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^    VALUE+
                                                              ------- ------------
                                                               (000)
NETHERLANDS -- (Continued)
    1.750%, 03/24/20.....................................     49,392  $ 48,515,094
    2.125%, 12/14/20.....................................     15,000    14,725,050
    4.375%, 02/16/21.....................................     14,566    15,058,200
Cooperatieve Rabobank UA
    2.250%, 01/14/19.....................................     32,493    32,452,412
#   1.375%, 08/09/19.....................................      1,320     1,300,919
    2.250%, 01/14/20.....................................     22,845    22,566,009
    4.750%, 01/15/20.....................................      5,000     5,110,632
U   4.750%, 01/15/20.....................................      4,750     4,855,100
    4.500%, 01/11/21.....................................      2,962     3,039,500
    4.125%, 01/12/21..................................... EUR    500       643,259
    4.625%, 01/13/21..................................... GBP    850     1,200,288
    2.500%, 01/19/21.....................................     21,650    21,235,593
Nederlandse Waterschapsbank NV
U   1.750%, 09/05/19.....................................     26,700    26,413,349
    1.750%, 09/05/19.....................................     11,000    10,881,904
    1.250%, 09/09/19.....................................      2,430     2,390,948
    1.000%, 12/09/19..................................... GBP  4,180     5,490,353
    1.625%, 03/04/20.....................................     39,199    38,468,801
Shell International Finance BV
    1.375%, 05/10/19.....................................      7,857     7,789,542
    1.375%, 09/12/19.....................................     41,375    40,733,346
#   4.300%, 09/22/19.....................................      4,000     4,066,051
#   4.375%, 03/25/20.....................................     24,209    24,787,872
    2.125%, 05/11/20.....................................     36,571    36,100,369
    2.250%, 11/10/20.....................................     32,801    32,236,373
#   1.875%, 05/10/21.....................................      9,450     9,172,660
                                                                      ------------
TOTAL NETHERLANDS........................................              481,620,394
                                                                      ------------
NORWAY -- (2.7%)
Equinor ASA
    2.250%, 11/08/19.....................................     56,499    56,043,893
#   2.900%, 11/08/20.....................................     10,673    10,600,890
Kommunalbanken A.S.
    1.500%, 09/09/19.....................................      6,500     6,415,792
    1.500%, 10/22/19.....................................     35,878    35,345,786
    1.625%, 01/15/20.....................................      3,000     2,950,470
    2.500%, 04/17/20.....................................     26,984    26,849,080
U   2.500%, 04/17/20.....................................      7,378     7,341,226
Statoil ASA
    2.000%, 09/10/20..................................... EUR    500       609,354
    5.625%, 03/11/21..................................... EUR  2,476     3,315,405
                                                                      ------------
TOTAL NORWAY.............................................              149,471,896
                                                                      ------------
SINGAPORE -- (1.2%)
Singapore Government Bond
    1.625%, 10/01/19..................................... SGD 82,500    60,492,223
    2.250%, 06/01/21..................................... SGD 10,000     7,397,804
                                                                      ------------
TOTAL SINGAPORE..........................................               67,890,027
                                                                      ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (10.5%)
African Development Bank
    1.125%, 09/20/19.....................................     15,500    15,237,228
#   1.375%, 02/12/20.....................................     24,438    23,934,480
#   1.875%, 03/16/20.....................................     33,250    32,782,679

                                                               FACE
                                                              AMOUNT^    VALUE+
                                                              ------- ------------
                                                               (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
Asian Development Bank
#   1.625%, 05/05/20.....................................      85,876 $ 84,167,561
Council Of Europe Development Bank
    1.750%, 11/14/19.....................................       3,779    3,733,289
    1.625%, 03/10/20.....................................      95,649   93,935,472
EUROFIMA
    1.750%, 05/29/20.....................................      31,474   30,843,765
European Bank for Reconstruction & Development
    1.750%, 11/26/19.....................................      22,505   22,231,947
European Financial Stability Facility
    0.100%, 01/19/21..................................... EUR   7,000    8,267,672
    0.000%, 03/29/21..................................... EUR   3,000    3,532,817
European Investment Bank
    1.250%, 12/16/19.....................................       9,000    8,822,279
#   1.625%, 03/16/20.....................................      81,819   80,356,400
#   1.750%, 05/15/20.....................................      25,000   24,559,787
    4.000%, 02/16/21.....................................      15,000   15,402,809
    2.000%, 03/15/21.....................................      20,000   19,555,677
Inter-American Development Bank
#   1.125%, 09/12/19.....................................      18,280   17,974,980
    1.750%, 10/15/19.....................................       2,500    2,472,513
    1.875%, 06/16/20.....................................       6,683    6,579,935
International Bank for Reconstruction & Development
    1.875%, 10/07/19.....................................      53,001   52,530,192
    1.125%, 03/11/20..................................... CAD   7,255    5,484,654
Nordic Investment Bank
    2.500%, 04/28/20.....................................      31,795   31,636,469
                                                                      ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.............              584,042,605
                                                                      ------------
SWEDEN -- (8.1%)
Kommuninvest I Sverige AB
    2.000%, 11/12/19.....................................      54,200   53,694,043
    1.750%, 03/19/20.....................................      50,260   49,400,705
    2.500%, 12/01/20..................................... SEK 308,000   37,023,611
Nordea Bank AB
    2.375%, 04/04/19.....................................       6,986    6,973,292
U   1.625%, 09/30/19.....................................      16,000   15,727,769
Svensk Exportkredit AB
    1.875%, 06/17/19.....................................      41,258   40,988,327
    1.125%, 08/28/19.....................................       9,250    9,094,206
#   1.875%, 06/23/20.....................................       9,134    8,967,704
#   1.750%, 08/28/20.....................................      27,971   27,315,119
#   1.750%, 03/10/21.....................................      26,000   25,223,331
    2.875%, 05/22/21.....................................      18,500   18,454,519
Svenska Handelsbanken AB
    2.500%, 01/25/19.....................................      81,787   81,698,460

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^    VALUE+
                                                              ------- ------------
                                                               (000)
SWEDEN -- (Continued)
#   2.250%, 06/17/19.....................................     42,545  $ 42,401,062
    1.500%, 09/06/19.....................................     21,261    20,919,586
    1.950%, 09/08/20.....................................      2,500     2,431,649
    2.400%, 10/01/20.....................................      4,000     3,911,790
    3.000%, 11/20/20..................................... GBP  1,000     1,361,248
Swedbank AB
#U  2.375%, 02/27/19.....................................      7,579     7,558,120
                                                                      ------------
TOTAL SWEDEN                                                           453,144,541
                                                                      ------------
SWITZERLAND -- (0.3%)
Nestle Finance International, Ltd.
    1.250%, 05/04/20..................................... EUR  1,979     2,370,419
Nestle Holdings, Inc.
    1.750%, 12/09/20..................................... GBP  2,400     3,185,668
Novartis Capital Corp.
    1.800%, 02/14/20.....................................      7,805     7,682,155
    4.400%, 04/24/20.....................................      1,059     1,085,185
                                                                      ------------
TOTAL SWITZERLAND                                                       14,323,427
                                                                      ------------
UNITED STATES -- (9.9%)
Apple, Inc.
    2.100%, 05/06/19.....................................      4,998     4,987,020
    1.500%, 09/12/19.....................................     88,350    87,282,010
    1.800%, 11/13/19.....................................      5,000     4,943,138
    1.550%, 02/07/20.....................................      9,900     9,721,042
    1.900%, 02/07/20.....................................     22,408    22,111,809
#   2.000%, 11/13/20.....................................      3,267     3,207,459
#   2.250%, 02/23/21.....................................     18,600    18,274,491
#   2.850%, 05/06/21.....................................      8,000     7,977,018
Berkshire Hathaway, Inc.
    0.250%, 01/17/21..................................... EUR  1,074     1,261,648
Chevron Corp.
    1.561%, 05/16/19.....................................      6,765     6,705,308
    2.193%, 11/15/19.....................................     31,566    31,395,230
    1.961%, 03/03/20.....................................      4,150     4,097,363
    1.991%, 03/03/20.....................................     30,589    30,202,724
    2.419%, 11/17/20.....................................      5,000     4,946,793
#   2.100%, 05/16/21.....................................     23,691    23,157,608
Cisco Systems, Inc.
#   1.400%, 09/20/19.....................................     33,306    32,847,784
#   4.450%, 01/15/20.....................................     38,004    38,888,537
#   2.450%, 06/15/20.....................................      9,935     9,858,481
    2.200%, 02/28/21.....................................     11,394    11,175,889
Coca-Cola Co. (The)
    1.875%, 10/27/20.....................................      5,077     4,959,451
Exxon Mobil Corp.
#   1.912%, 03/06/20.....................................     19,700    19,430,847
    2.222%, 03/01/21.....................................     10,000     9,824,582
Merck & Co., Inc.
    1.850%, 02/10/20.....................................     18,426    18,148,079
    3.875%, 01/15/21.....................................      7,090     7,216,053
Microsoft Corp.
#   1.850%, 02/06/20.....................................     12,000    11,847,754
    1.850%, 02/12/20.....................................     14,000    13,826,129

                                                               FACE
                                                              AMOUNT^     VALUE+
                                                              ------- --------------
                                                               (000)
UNITED STATES -- (Continued)
Nestle Holdings, Inc.
    2.125%, 01/14/20.....................................      9,572  $    9,486,436
Oracle Corp.
#   3.875%, 07/15/20.....................................      3,909       3,983,639
    2.250%, 01/10/21..................................... EUR 22,330      27,563,388
    2.800%, 07/08/21.....................................      1,834       1,822,613
Pfizer, Inc.
#   2.100%, 05/15/19.....................................      3,296       3,285,509
    1.950%, 06/03/21.....................................      1,881       1,835,948
Procter & Gamble Co. (The)
    4.125%, 12/07/20..................................... EUR  2,791       3,586,320
#   1.850%, 02/02/21.....................................      8,890       8,680,920
Walmart Inc
    1.750%, 10/09/19.....................................      8,900       8,802,043
Walmart, Inc.
#   2.850%, 06/23/20.....................................     42,244      42,299,907
    3.125%, 06/23/21.....................................      2,500       2,505,797
                                                                      --------------
TOTAL UNITED STATES......................................                552,146,767
                                                                      --------------
TOTAL BONDS..............................................              5,052,480,146
                                                                      --------------
AGENCY OBLIGATIONS -- (4.2%)
Federal Home Loan Bank
#   1.500%, 10/21/19.....................................     19,000      18,753,380
    1.375%, 11/15/19.....................................      5,000       4,923,345
    2.125%, 02/11/20.....................................      5,000       4,958,815
    1.875%, 03/13/20.....................................     24,000      23,689,752
    4.125%, 03/13/20.....................................     39,900      40,771,775
    2.375%, 03/30/20.....................................     32,100      31,932,984
    2.625%, 05/28/20.....................................     16,000      15,980,224
Federal Home Loan Mortgage Corp.
    1.250%, 10/02/19.....................................     21,300      20,983,503
#   1.375%, 05/01/20.....................................      7,000       6,843,669
Federal National Mortgage
    Association..........................................
    1.000%, 10/24/19.....................................     25,000      24,515,300
    1.500%, 02/28/20.....................................     42,000      41,245,470
                                                                      --------------
TOTAL AGENCY OBLIGATIONS.................................                234,598,217
                                                                      --------------
U.S. TREASURY OBLIGATIONS -- (2.5%)
U.S. Treasury Notes
    1.000%, 11/15/19.....................................     25,000      24,511,719
    1.375%, 12/15/19.....................................     10,000       9,837,891
    1.375%, 01/15/20.....................................     20,000      19,653,125
    1.250%, 01/31/20.....................................     20,000      19,606,250
    1.250%, 02/29/20.....................................     20,000      19,577,344
    1.375%, 03/31/20.....................................     20,000      19,589,062
    1.500%, 04/15/20.....................................     25,000      24,524,414
                                                                      --------------
TOTAL U.S. TREASURY OBLIGATIONS..........................                137,299,805
                                                                      --------------
TOTAL INVESTMENT SECURITIES..............................              5,424,378,168
                                                                      --------------

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                              SHARES       VALUE+
                                                            ---------- --------------
SECURITIES LENDING COLLATERAL -- (2.5%)
@(S)  DFA Short Term Investment Fund                        12,176,971 $  140,899,734
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,624,657,505)^^..................................            $5,565,277,902
                                                                       ==============


At July 31, 2018, DFA Two-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                         UNREALIZED
                                                                                          FOREIGN
                                                                                          EXCHANGE
                                                                            SETTLEMENT  APPRECIATION
CURRENCY PURCHASED  CURRENCY SOLD                 COUNTERPARTY                 DATE    (DEPRECIATION)
------------------ ----------------   ------------------------------------- ---------- --------------
AUD   12,086,737   USD    8,953,287   Bank of America Corp.                  08/24/18   $     27,663
CAD    5,189,854   USD    3,944,539   Bank of America Corp.                  08/08/18         45,508
CAD    9,929,702   USD    7,562,309   JP Morgan                              08/13/18         72,454
USD   22,606,716   SGD   30,221,608   State Street Bank and Trust            08/10/18        405,678
USD   21,863,737   SGD   29,211,243   State Street Bank and Trust            08/14/18        403,307
USD   49,628,089   EUR   42,292,058   State Street Bank and Trust            08/29/18         77,706
USD   52,367,707   GBP   39,481,231   UBS AG                                 09/13/18        457,129
                                                                                        ------------
TOTAL APPRECIATION                                                                      $  1,489,445
EUR   15,081,513   USD   17,761,184   State Street Bank and Trust            09/28/18   $    (51,254)
GBP   15,080,475   USD   19,857,567   State Street Bank and Trust            09/13/18        (29,508)
SGD   15,143,166   USD   11,327,277   JP Morgan                              08/10/18       (202,984)
SGD      269,241   USD      201,777   Citibank, N.A.                         08/10/18         (3,990)
SGD   15,163,502   USD   11,340,208   State Street Bank and Trust            08/14/18       (200,138)
USD   11,970,942   CAD   15,802,340   Citibank, N.A.                         08/08/18       (178,163)
USD  106,241,840   CAD  139,780,051   HSBC Bank                              08/08/18     (1,223,411)
USD   10,858,459   CAD   14,280,490   State Street Bank and Trust            08/13/18       (121,543)
USD  113,996,802   CAD  149,652,243   JP Morgan                              08/13/18     (1,068,021)
USD  114,718,598   CAD  149,900,945   JP Morgan                              08/15/18       (541,320)
USD  116,039,409   CAD  152,338,021   JP Morgan                              08/17/18     (1,098,331)
USD  116,681,864   CAD  153,705,253   Bank of America Corp.                  08/20/18     (1,513,143)
USD  114,732,502   CAD  150,865,782   HSBC Bank                              08/23/18     (1,284,881)
USD    8,886,493   AUD   12,086,737   State Street Bank and Trust            08/24/18        (94,457)
USD  115,396,960   CAD  152,864,726   JP Morgan                              08/24/18     (2,159,607)
USD    3,987,299   SGD    5,468,046   HSBC Bank                              08/27/18        (30,857)
USD    7,248,670   SGD    9,883,844   UBS AG                                 08/27/18        (14,404)
USD    9,683,103   SGD   13,240,985   Citibank, N.A.                         08/28/18        (47,126)
USD   37,792,055   SEK  333,187,274   JP Morgan                              08/28/18       (173,347)
USD   14,752,036   SGD   20,109,146   State Street Bank and Trust            08/29/18        (25,587)
USD   11,393,041   SGD   15,500,107   Citibank, N.A.                         09/28/18         (4,851)
USD   72,743,642   EUR   62,006,492   Morgan Stanley and Co. International   09/28/18        (69,386)
USD   71,121,754   EUR   60,862,919   State Street Bank and Trust            10/02/18       (370,262)
                                                                                        ------------
TOTAL (DEPRECIATION)                                                                    $(10,506,571)
                                                                                        ------------
TOTAL APPRECIATION (DEPRECIATION)                                                       $ (9,017,126)
                                                                                        ============

AUD Australian Dollars
CAD Canadian Dollars
EUR Euro
GBP British Pounds
SEK Swedish Krona
SGD Singapore Dollars

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                           ----------------------------------------------
                                           LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                           ------- --------------  ------- --------------
Bonds
   Australia..............................   --    $  398,105,898    --    $  398,105,898
   Austria................................   --       142,700,235    --       142,700,235
   Belgium................................   --        58,636,257    --        58,636,257
   Canada.................................   --     1,063,823,862    --     1,063,823,862
   Denmark................................   --        94,379,099    --        94,379,099
   Finland................................   --        24,979,156    --        24,979,156
   France.................................   --       360,369,023    --       360,369,023
   Germany................................   --       462,065,548    --       462,065,548
   Japan..................................   --       144,781,411    --       144,781,411
   Netherlands............................   --       481,620,394    --       481,620,394
   Norway.................................   --       149,471,896    --       149,471,896
   Singapore..............................   --        67,890,027    --        67,890,027
   Supranational Organization Obligations.   --       584,042,605    --       584,042,605
   Sweden.................................   --       453,144,541    --       453,144,541
   Switzerland............................   --        14,323,427    --        14,323,427
   United States..........................   --       552,146,767    --       552,146,767
Agency Obligations........................   --       234,598,217    --       234,598,217
U.S. Treasury Obligations.................   --       137,299,805    --       137,299,805
Securities Lending Collateral.............   --       140,899,734    --       140,899,734
Forward Currency Contracts**..............   --        (9,017,126)   --        (9,017,126)
                                             --    --------------    --    --------------
TOTAL.....................................   --    $5,556,260,776    --    $5,556,260,776
                                             ==    ==============    ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

             DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
BONDS -- (89.4%)
AUSTRALIA -- (6.3%)
ASB Finance, Ltd.
    0.500%, 06/10/22..................................... EUR  2,000  $ 2,333,234
Australia & New Zealand Banking Group, Ltd.
    2.700%, 11/16/20.....................................      7,000    6,910,543
    3.300%, 03/07/22..................................... AUD  2,000    1,501,225
#   2.625%, 11/09/22.....................................      6,667    6,416,982
Commonwealth Bank of Australia
#   2.300%, 03/12/20.....................................      1,310    1,290,903
    2.900%, 07/12/21..................................... AUD  2,000    1,485,287
    3.250%, 01/17/22..................................... AUD  1,000      749,651
U   2.750%, 03/10/22.....................................      2,000    1,943,448
    3.250%, 03/31/22..................................... AUD  6,000    4,491,809
    0.500%, 07/11/22..................................... EUR  5,725    6,704,396
Macquarie Group, Ltd.
U   3.000%, 12/03/18.....................................      4,475    4,480,975
National Australia Bank, Ltd.
U   2.400%, 12/09/19.....................................     15,000   14,882,490
    2.625%, 01/14/21.....................................      1,905    1,870,203
    3.000%, 05/12/21..................................... AUD  1,000      745,124
    1.875%, 07/12/21.....................................      1,350    1,288,808
    0.875%, 01/20/22..................................... EUR  1,112    1,322,018
    2.500%, 05/22/22.....................................      3,968    3,809,994
    0.350%, 09/07/22..................................... EUR  1,500    1,744,801
Westpac Banking Corp.
    4.875%, 11/19/19.....................................      3,350    3,432,543
    0.250%, 01/17/22..................................... EUR  8,500    9,891,497
                                                                      -----------
TOTAL AUSTRALIA..........................................              77,295,931
                                                                      -----------
BELGIUM -- (0.8%)
Anheuser-Busch InBev Finance, Inc.
    2.625%, 01/17/23.....................................      3,327    3,212,452
Dexia Credit Local SA
    0.625%, 01/21/22..................................... EUR  1,250    1,492,700
    0.250%, 06/02/22..................................... EUR  2,000    2,354,542
    1.125%, 06/15/22..................................... GBP  2,000    2,591,180
                                                                      -----------
TOTAL BELGIUM                                                           9,650,874
                                                                      -----------
CANADA -- (7.0%)
Bank of Montreal
    1.900%, 08/27/21.....................................      4,000    3,831,523
Bank of Nova Scotia (The)
#   2.050%, 06/05/19.....................................        440      437,936
    2.800%, 07/21/21.....................................        420      414,284
Canadian Natural Resources, Ltd.
    2.950%, 01/15/23.....................................      5,000    4,827,508
CPPIB Capital, Inc.
U   1.250%, 09/20/19.....................................      3,000    2,949,003

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
CANADA -- (Continued)
Goldcorp, Inc.
    3.625%, 06/09/21.....................................        500  $   498,773
Ontario, Province of Canada
    2.500%, 09/10/21.....................................     15,000   14,708,970
Province of British Columbia Canada
    3.250%, 12/18/21..................................... CAD  5,000    3,944,037
Province of Ontario Canada
    4.400%, 04/14/20.....................................     10,000   10,244,567
Province of Quebec Canada
    0.875%, 05/24/22..................................... GBP  4,730    6,092,189
Quebec, Province of Canada
    4.500%, 12/01/18..................................... CAD  9,000    6,981,996
Royal Bank of Canada
    2.750%, 02/01/22.....................................      5,614    5,500,990
    1.968%, 03/02/22..................................... CAD  8,000    5,947,803
Toronto-Dominion Bank (The)
    1.900%, 10/24/19.....................................      1,598    1,579,326
    2.250%, 11/05/19.....................................     10,067   10,004,380
    1.994%, 03/23/22..................................... CAD 10,000    7,440,366
                                                                      -----------
TOTAL CANADA.............................................              85,403,651
                                                                      -----------
DENMARK -- (0.4%)
Danske Bank A.S.
U   2.800%, 03/10/21.....................................      5,000    4,901,576
                                                                      -----------
FINLAND -- (0.1%)
OP Corporate Bank P.L.C.
    0.750%, 03/03/22..................................... EUR    725      860,662
    0.375%, 10/11/22..................................... EUR    500      583,910
                                                                      -----------
TOTAL FINLAND............................................               1,444,572
                                                                      -----------
FRANCE -- (3.2%)
BPCE SA
    1.125%, 12/14/22..................................... EUR  1,800    2,166,125
Caisse d'Amortissement de la Dette Sociale
    0.125%, 11/25/22..................................... EUR  3,500    4,121,816
Credit Agricole SA
U   2.750%, 06/10/20.....................................      5,000    4,944,700
Electricite de France SA
U   2.350%, 10/13/20.....................................      5,300    5,200,568
Pernod Ricard SA
U   4.450%, 01/15/22.....................................      2,450    2,512,597
Societe Generale SA
U   2.500%, 04/08/21.....................................      4,200    4,088,099
Total Capital Canada, Ltd.
    1.125%, 03/18/22..................................... EUR  1,500    1,817,165
Total Capital SA
    4.450%, 06/24/20.....................................      6,475    6,643,747
    4.125%, 01/28/21.....................................      4,000    4,092,712

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
FRANCE -- (Continued)
Unedic Asseo
    0.875%, 10/25/22..................................... EUR  3,400  $ 4,124,643
                                                                      -----------
TOTAL FRANCE                                                           39,712,172
                                                                      -----------
GERMANY -- (7.5%)
Bayer U.S. Finance LLC
U   2.375%, 10/08/19.....................................      5,000    4,962,685
Bayer US Finance II LLC
U   2.125%, 07/15/19.....................................      2,500    2,479,907
BMW US Capital LLC
    2.000%, 04/11/21.....................................      2,365    2,282,155
U   3.450%, 04/12/23.....................................      5,000    4,939,164
Daimler Finance North
    America LLC..........................................
#U  2.850%, 01/06/22.....................................      6,200    6,053,546
Deutsche Bank AG
    2.950%, 08/20/20.....................................      1,000      980,847
    1.500%, 01/20/22..................................... EUR  1,000    1,174,415
FMS Wertmanagement
    1.625%, 11/20/18.....................................      6,800    6,786,398
FMS Wertmanagement AoeR
    0.875%, 02/14/22..................................... GBP  2,000    2,597,903
Kreditanstalt fuer Wiederaufbau
#   1.500%, 04/20/20.....................................     14,000   13,703,839
    0.875%, 03/15/22..................................... GBP 12,110   15,720,925
    2.900%, 06/06/22..................................... AUD  1,000      751,409
    0.000%, 12/15/22..................................... EUR  2,000    2,344,280
    0.125%, 06/07/23..................................... EUR  3,000    3,526,432
NRW Bank
    0.000%, 08/10/22..................................... EUR  5,000    5,847,861
    0.000%, 11/11/22..................................... EUR  5,000    5,835,524
    0.125%, 03/10/23..................................... EUR  7,000    8,199,692
Volkswagen Group of America
    Finance LLC..........................................
U   2.400%, 05/22/20.....................................      3,625    3,563,946
Volkswagen International Finance NV
    0.875%, 01/16/23..................................... EUR    300      352,276
                                                                      -----------
TOTAL GERMANY............................................              92,103,204
                                                                      -----------
IRELAND -- (0.3%)
Allergan Finance LLC
    3.250%, 10/01/22.....................................      3,200    3,121,681
Eaton Corp.
    2.750%, 11/02/22.....................................        500      485,118
                                                                      -----------
TOTAL IRELAND............................................               3,606,799
                                                                      -----------
ITALY -- (0.9%)
Intesa Sanpaolo SpA
    0.875%, 06/27/22..................................... EUR  3,000    3,449,199
    3.125%, 07/14/22.....................................      4,550    4,240,657
Italy Buoni Poliennali Del Tesoro
    1.450%, 09/15/22..................................... EUR  2,900    3,362,236

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
ITALY -- (Continued)
UniCredit SpA
    2.000%, 03/04/23..................................... EUR    510  $   609,222
                                                                      -----------
TOTAL ITALY                                                            11,661,314
                                                                      -----------
JAPAN -- (4.2%)
American Honda Finance Corp.
    2.450%, 09/24/20.....................................      3,300    3,254,888
    1.375%, 11/10/22..................................... EUR  2,000    2,432,356
Mitsubishi UFJ Financial Group, Inc.
    0.680%, 01/26/23..................................... EUR  2,150    2,515,540
Mizuho Financial Group, Inc.
U   2.632%, 04/12/21.....................................      4,000    3,904,042
    2.953%, 02/28/22.....................................        400      389,619
MUFG Bank, Ltd.
U   2.350%, 09/08/19.....................................      3,000    2,975,520
MUFG Union Bank NA
    2.625%, 09/26/18.....................................      2,245    2,245,350
Nissan Motor Acceptance Corp.
U   2.550%, 03/08/21.....................................      3,500    3,415,021
Sumitomo Mitsui Financial Group, Inc.
    2.058%, 07/14/21.....................................      3,000    2,874,067
    2.784%, 07/12/22.....................................        400      387,040
Toyota Credit Canada, Inc.
    2.020%, 02/28/22..................................... CAD  4,000    2,972,518
Toyota Motor Credit Corp.
    1.900%, 04/08/21.....................................     20,928   20,240,926
    2.600%, 01/11/22.....................................      3,152    3,085,461
    0.750%, 07/21/22..................................... EUR    500      595,852
                                                                      -----------
TOTAL JAPAN..............................................              51,288,200
                                                                      -----------
NETHERLANDS -- (4.1%)
Bank Nederlandse Gemeenten NV
    1.875%, 06/11/19.....................................      5,000    4,968,390
    1.750%, 03/24/20.....................................     10,000    9,822,460
    1.000%, 03/15/22..................................... GBP  1,000    1,300,120
    0.500%, 08/26/22..................................... EUR  5,000    5,967,193
Cooperatieve Rabobank UA
    0.125%, 10/11/21..................................... EUR    900    1,052,681
    2.750%, 01/10/22.....................................        810      791,491
    4.000%, 01/11/22..................................... EUR    980    1,294,094
    4.750%, 06/06/22..................................... EUR  1,367    1,870,891
    2.750%, 01/10/23.....................................      1,000      965,037
ING Bank NV
U   2.750%, 03/22/21.....................................      5,000    4,920,859
Shell International Finance BV
    4.375%, 03/25/20.....................................      6,399    6,552,009
    2.250%, 11/10/20.....................................      4,606    4,526,714
    1.750%, 09/12/21.....................................      7,000    6,725,868
                                                                      -----------
TOTAL NETHERLANDS........................................              50,757,807
                                                                      -----------

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
NORWAY -- (1.1%)
Kommunalbanken A.S.
    2.250%, 01/25/22.....................................      13,250 $12,906,626
                                                                      -----------
SPAIN -- (1.5%)
Banco Santander SA
    3.848%, 04/12/23.....................................       3,000   2,968,140
Santander Holdings USA, Inc.
    3.400%, 01/18/23.....................................       9,525   9,281,493
Santander UK Group Holdings P.L.C.
    2.875%, 08/05/21.....................................         500     488,263
Santander UK P.L.C.
#   2.375%, 03/16/20.....................................       2,000   1,973,577
Spain Government Bond
    5.400%, 01/31/23..................................... EUR   2,500   3,600,499
                                                                      -----------
TOTAL SPAIN                                                            18,311,972
                                                                      -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (6.7%)
Asian Development Bank
    1.375%, 01/15/19.....................................       6,000   5,972,165
European Financial Stability Facility
    0.000%, 11/17/22..................................... EUR  21,960  25,732,953
    0.500%, 01/20/23..................................... EUR   6,500   7,763,507
European Investment Bank
#   1.875%, 03/15/19.....................................      10,000   9,966,885
    1.750%, 06/17/19.....................................       5,000   4,966,031
    4.250%, 12/07/21..................................... GBP     220     317,641
European Stability Mechanism
    0.000%, 10/18/22..................................... EUR  17,350  20,304,087
International Bank for Reconstruction & Development
    0.750%, 12/07/21..................................... GBP   5,000   6,482,105
                                                                      -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.............              81,505,374
                                                                      -----------
SWEDEN -- (7.4%)
Kommuninvest I Sverige AB
    0.250%, 06/01/22..................................... SEK 269,000  30,391,024
Nordea Bank AB
    0.300%, 06/30/22..................................... EUR   5,000   5,844,423
Skandinaviska Enskilda Banken AB
    0.300%, 02/17/22..................................... EUR   1,250   1,463,786
    1.250%, 08/05/22..................................... GBP   2,000   2,581,302
Svenska Handelsbanken AB
    2.400%, 10/01/20.....................................      15,145  14,811,015
    0.250%, 02/28/22..................................... EUR   4,600   5,375,045
Sweden Government Bond
    3.500%, 06/01/22..................................... SEK 231,000  30,013,094
                                                                      -----------
TOTAL SWEDEN.............................................              90,479,689
                                                                      -----------

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
SWITZERLAND -- (0.4%)
ABB Finance USA, Inc.
    2.875%, 05/08/22.....................................      1,200  $ 1,179,204
Credit Suisse Group Funding Guernsey, Ltd.
    1.250%, 04/14/22..................................... EUR  1,000    1,193,179
UBS AG
    2.375%, 08/14/19.....................................        667      663,799
UBS Group Funding Switzerland AG
    1.750%, 11/16/22..................................... EUR  2,000    2,443,579
                                                                      -----------
TOTAL SWITZERLAND............................................           5,479,761
                                                                      -----------
UNITED KINGDOM -- (2.1%)
Anglo American Capital P.L.C.
U   3.750%, 04/10/22.....................................      1,633    1,609,452
AstraZeneca P.L.C.
    2.375%, 11/16/20.....................................      5,000    4,902,550
Barclays P.L.C.
#   2.750%, 11/08/19.....................................      8,000    7,947,720
BP Capital Markets P.L.C.
    2.315%, 02/13/20.....................................        171      169,287
BP Capital Markets PLC
#   2.112%, 09/16/21.....................................        500      482,935
British Telecommunications P.L.C.
    0.500%, 06/23/22..................................... EUR    400      467,429
    1.125%, 03/10/23..................................... EUR  2,000    2,376,783
GlaxoSmithKline Capital P.L.C.
    2.850%, 05/08/22.....................................      1,000      986,051
HSBC USA, Inc.
    2.350%, 03/05/20.....................................      1,825    1,803,678
Lloyds Banking Group P.L.C.
#   3.000%, 01/11/22.....................................      1,000      977,840
Mead Johnson Nutrition Co.
    3.000%, 11/15/20.....................................      2,800    2,791,259
Unilever Capital Corp.
    4.250%, 02/10/21.....................................      1,000    1,025,208
                                                                      -----------
TOTAL UNITED KINGDOM.........................................          25,540,192
                                                                      -----------
UNITED STATES -- (35.4%)
Abbott Laboratories
    2.000%, 03/15/20.....................................      6,774    6,665,474
AbbVie, Inc.
    2.500%, 05/14/20.....................................      1,422    1,405,812
    2.900%, 11/06/22.....................................      5,500    5,357,495
Activision Blizzard, Inc.
    2.600%, 06/15/22.....................................      5,000    4,830,659
Aetna, Inc.
    2.750%, 11/15/22.....................................      5,000    4,808,150
Aflac, Inc.
    3.625%, 06/15/23.....................................      5,000    5,022,772
Air Products & Chemicals, Inc.
    3.000%, 11/03/21.....................................      3,990    3,963,297
Allergan Funding SCS
    3.450%, 03/15/22.....................................      6,000    5,933,128

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
UNITED STATES -- (Continued)
Altria Group, Inc.
    2.850%, 08/09/22.....................................      5,700  $5,572,821
Ameren Corp.
    2.700%, 11/15/20.....................................      1,000     985,923
American Express Co.
    2.500%, 08/01/22.....................................      2,220   2,134,770
American Express Credit Corp.
    2.250%, 08/15/19.....................................      2,500   2,487,820
AmerisourceBergen Corp.
#   3.500%, 11/15/21.....................................      5,000   5,001,286
Amgen, Inc.
    2.200%, 05/22/19.....................................        575     573,056
#   2.650%, 05/11/22.....................................      1,425   1,383,991
Anthem Inc.
    3.300%, 01/15/23.....................................      5,000   4,919,862
Apache Corp.
    6.900%, 09/15/18.....................................      4,890   4,914,792
    3.250%, 04/15/22.....................................      2,000   1,975,260
AT&T, Inc.
    2.500%, 03/15/23..................................... EUR  2,000   2,510,548
AutoZone, Inc.
    3.700%, 04/15/22.....................................      1,318   1,326,923
    2.875%, 01/15/23.....................................      3,000   2,896,230
Baker Hughes a GE Co. LLC / Baker Hughes Co- Obligor,
  Inc.
#   2.773%, 12/15/22.....................................        800     775,880
Bank of America Corp.
    2.600%, 01/15/19.....................................        380     380,035
    2.650%, 04/01/19.....................................      1,000   1,000,079
    5.700%, 01/24/22.....................................      2,000   2,159,586
Biogen, Inc.
    2.900%, 09/15/20.....................................      5,000   4,978,095
Booking Holdings, Inc.
    0.800%, 03/10/22..................................... EUR  1,900   2,251,068
Boston Scientific Corp.
    6.000%, 01/15/20.....................................      1,433   1,487,957
Bristol-Myers Squibb Co.
#   1.750%, 03/01/19.....................................      1,200   1,194,199
Capital One NA
#   2.950%, 07/23/21.....................................      4,495   4,417,382
Cardinal Health, Inc.
    3.200%, 06/15/22.....................................      5,000   4,891,136
CBS Corp.
    2.300%, 08/15/19.....................................      1,417   1,407,958
Celgene Corp.
    2.250%, 05/15/19.....................................        765     761,712
    3.550%, 08/15/22.....................................      1,777   1,768,062
Chevron Corp.
    2.498%, 03/03/22.....................................      3,000   2,941,776
Church & Dwight Co., Inc.
    2.875%, 10/01/22.....................................      2,000   1,952,740
Cigna Corp.
    4.500%, 03/15/21.....................................      1,000   1,025,759
Cisco Systems, Inc.
    2.200%, 02/28/21.....................................      5,000   4,904,287

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- ----------
                                                             (000)
UNITED STATES -- (Continued)
Citizens Bank NA
    2.550%, 05/13/21.....................................    2,836  $2,761,793
Citizens Bank NA/Providence
    3.700%, 03/29/23.....................................    1,671   1,665,736
Comcast Corp.
#   3.125%, 07/15/22.....................................      569     560,539
#   2.750%, 03/01/23.....................................    3,000   2,897,553
Comerica, Inc.
    2.125%, 05/23/19.....................................      700     696,362
Conagra Brands, Inc.
    3.200%, 01/25/23.....................................    3,460   3,340,422
Cox Communications, Inc.
U   3.250%, 12/15/22.....................................    5,000   4,840,207
CVS Health Corp.
    2.250%, 08/12/19.....................................      600     596,405
    2.800%, 07/20/20.....................................    2,665   2,640,711
Discovery Communications LLC
U   2.750%, 11/15/19.....................................    6,000   5,953,462
Dominion Energy, Inc.
    2.500%, 12/01/19.....................................    3,917   3,894,472
Dow Chemical Co. (The)
    3.000%, 11/15/22.....................................    3,134   3,058,502
DTE Energy Co.
    2.400%, 12/01/19.....................................    2,210   2,186,262
E*TRADE Financial Corp.
    2.950%, 08/24/22.....................................    5,000   4,844,650
eBay, Inc.
#   2.200%, 08/01/19.....................................    5,500   5,469,888
    2.600%, 07/15/22.....................................      760     732,929
Edison International
    2.400%, 09/15/22.....................................      500     473,823
Energy Transfer Partners L.P.
    3.600%, 02/01/23.....................................    4,594   4,499,593
Enterprise Products Operating LLC
    3.350%, 03/15/23.....................................    2,000   1,973,044
Equifax, Inc.
    3.300%, 12/15/22.....................................    1,000     976,763
Exelon Generation Co. LLC
#   3.400%, 03/15/22.....................................      815     809,792
    4.250%, 06/15/22.....................................    1,000   1,020,960
Express Scripts Holding Co.
#   2.250%, 06/15/19.....................................    2,865   2,849,278
Exxon Mobil Corp.
    1.912%, 03/06/20.....................................    5,009   4,940,564
    2.222%, 03/01/21.....................................    2,800   2,750,883
Fifth Third Bancorp
    2.300%, 03/01/19.....................................    2,270   2,265,891
Fifth Third Bank
    2.375%, 04/25/19.....................................      453     451,992
Ford Motor Credit Co. LLC
    5.875%, 08/02/21.....................................    1,000   1,054,465
Fortune Brands Home & Security, Inc.
    3.000%, 06/15/20.....................................    3,000   2,976,783

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
UNITED STATES -- (Continued)
GATX Corp.
    2.500%, 03/15/19.....................................      3,000  $2,992,550
GE Capital International Funding Co., Unlimited Co.
#   2.342%, 11/15/20.....................................      4,715   4,616,019
General Electric Co.
    0.375%, 05/17/22..................................... EUR  4,523   5,262,435
General Motors Financial Co., Inc.
    4.200%, 03/01/21.....................................      1,000   1,013,370
    3.450%, 01/14/22.....................................      5,000   4,928,450
Gilead Sciences, Inc.
#   2.550%, 09/01/20.....................................      2,118   2,095,506
Goldman Sachs Group, Inc. (The)
    2.625%, 04/25/21.....................................        500     490,104
    5.250%, 07/27/21.....................................      5,000   5,238,299
    5.750%, 01/24/22.....................................      1,400   1,495,438
Harley-Davidson Financial Services, Inc.
U   2.150%, 02/26/20.....................................      5,000   4,909,370
Hershey Co. (The)
    4.125%, 12/01/20.....................................        300     306,787
HP, Inc.
    4.300%, 06/01/21.....................................        518     529,474
Humana, Inc.
    2.625%, 10/01/19.....................................      1,455   1,447,264
International Business Machines Corp.
    2.500%, 01/27/22.....................................      5,000   4,879,641
Johnson & Johnson
#   1.650%, 03/01/21.....................................      4,452   4,334,638
    0.250%, 01/20/22..................................... EUR  4,200   4,939,357
Kellogg Co.
    0.800%, 11/17/22..................................... EUR    450     532,375
Keurig Dr Pepper, Inc.
    2.700%, 11/15/22.....................................      4,684   4,446,546
KeyCorp
    2.900%, 09/15/20.....................................      2,142   2,123,292
Kraft Heinz Foods Co.
    4.000%, 06/15/23.....................................      1,000   1,003,547
Kroger Co.
    2.950%, 11/01/21.....................................      1,000     982,158
Kroger Co. (The)
    2.300%, 01/15/19.....................................      1,125   1,122,412
Legg Mason, Inc.
    2.700%, 07/15/19.....................................      5,425   5,416,391
Lockheed Martin Corp.
    2.500%, 11/23/20.....................................      2,900   2,861,966
Marathon Petroleum Corp.
    3.400%, 12/15/20.....................................      3,500   3,510,770
Marsh & McLennan Cos., Inc.
    2.350%, 09/10/19.....................................      2,200   2,186,998
Mastercard, Inc.
    1.100%, 12/01/22..................................... EUR  1,000   1,203,642
Merck & Co., Inc.
    3.875%, 01/15/21.....................................      5,584   5,683,278

                                                                FACE
                                                               AMOUNT^   VALUE+
                                                               ------- -----------
                                                                (000)
UNITED STATES -- (Continued)
MetLife, Inc.
    4.750%, 02/08/21......................................      1,774  $ 1,837,341
Microsoft Corp.
    1.850%, 02/12/20......................................      2,000    1,975,161
    1.550%, 08/08/21......................................      1,178    1,131,176
Mondelez International Holdings Netherlands BV
U   2.000%, 10/28/21......................................      6,000    5,723,634
Morgan Stanley
    7.300%, 05/13/19......................................      1,800    1,861,735
    2.375%, 07/23/19......................................      1,365    1,358,891
Mosaic Co. (The)
    3.750%, 11/15/21......................................      6,000    5,984,805
National Oilwell Varco, Inc.
    2.600%, 12/01/22......................................      4,000    3,830,856
Newell Brands, Inc.
    4.000%, 06/15/22......................................      5,440    5,379,351
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19......................................      3,850    3,821,404
Nordstrom, Inc.
    4.750%, 05/01/20......................................      5,225    5,373,700
Nuveen Finance LLC
U   2.950%, 11/01/19......................................      3,474    3,471,743
NVIDIA Corp.
    2.200%, 09/16/21......................................        575      557,480
Omnicom Group, Inc.
    4.450%, 08/15/20......................................      1,000    1,021,809
Omnicom Group, Inc. / Omnicom Capital, Inc.
    3.625%, 05/01/22......................................      3,200    3,180,704
ONEOK Partners L.P.
    3.375%, 10/01/22......................................      1,000      983,818
Oracle Corp.
    1.900%, 09/15/21......................................     20,000   19,321,195
Pacific Gas & Electric Co.
    3.500%, 10/01/20......................................        100       99,707
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
U   3.375%, 02/01/22......................................        361      355,506
PepsiCo, Inc.
    4.500%, 01/15/20......................................        451      462,267
    2.250%, 05/02/22......................................      1,800    1,742,904
Perrigo Finance Un, Ltd. Co.
    3.500%, 03/15/21......................................      1,011    1,002,656
Pfizer, Inc.
    0.250%, 03/06/22...................................... EUR 13,680   16,066,629
Philip Morris International, Inc.
#   2.375%, 08/17/22......................................      6,985    6,701,898
Procter & Gamble Co. (The)
    2.150%, 08/11/22......................................      7,369    7,106,516
    2.000%, 08/16/22...................................... EUR    400      501,824
Progress Energy, Inc.
#   4.400%, 01/15/21......................................      1,500    1,533,570
QUALCOMM, Inc.
    2.600%, 01/30/23......................................      5,000    4,778,362

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- ----------
                                                             (000)
UNITED STATES -- (Continued)
Regions Financial Corp.
#   2.750%, 08/14/22.....................................    1,500  $1,444,710
Roper Technologies, Inc.
    2.800%, 12/15/21.....................................    1,000     977,217
Ryder System, Inc.
    3.400%, 03/01/23.....................................    2,325   2,294,404
Sherwin-Williams Co. (The)
    2.750%, 06/01/22.....................................    2,000   1,940,800
Southern Co. (The)
#   2.750%, 06/15/20.....................................    5,000   4,955,725
Southwest Airlines Co.
    2.750%, 11/06/19.....................................    5,000   4,984,376
State Street Corp.
#   2.550%, 08/18/20.....................................    2,000   1,981,600
Stryker Corp.
    2.625%, 03/15/21.....................................    2,400   2,355,730
SunTrust Bank
    2.450%, 08/01/22.....................................    1,000     960,430
SunTrust Banks, Inc.
    2.900%, 03/03/21.....................................    1,070   1,057,791
TD Ameritrade Holding Corp.
    2.950%, 04/01/22.....................................    2,563   2,518,554
Union Pacific Corp.
    1.800%, 02/01/20.....................................      844     828,803
    4.000%, 02/01/21.....................................    1,470   1,497,456
    2.750%, 04/15/23.....................................    1,396   1,348,367
UnitedHealth Group, Inc.
    2.300%, 12/15/19.....................................      710     704,448
    2.375%, 10/15/22.....................................      500     480,493
Verizon Communications, Inc.
    4.600%, 04/01/21.....................................    1,197   1,236,623
    2.946%, 03/15/22.....................................    1,125   1,105,493
    3.125%, 03/16/22.....................................    3,650   3,609,485
Viacom, Inc.
    4.500%, 03/01/21.....................................    6,000   6,096,007

                                                                  FACE
                                                                 AMOUNT^      VALUE+
                                                                --------- --------------
                                                                  (000)
UNITED STATES -- (Continued)
Walgreen Co.
      3.100%, 09/15/22.....................................           500 $      489,275
Walgreens Boots Alliance, Inc.
      2.700%, 11/18/19.....................................         1,590      1,585,490
Warner Media LLC
      4.875%, 03/15/20.....................................         2,635      2,698,100
      4.000%, 01/15/22.....................................         4,970      5,023,924
Wells Fargo & Co.
      2.150%, 01/30/20.....................................           750        739,889
      1.500%, 09/12/22..................................... EUR       300        364,299
Whirlpool Corp.
      3.700%, 03/01/23.....................................         1,000        992,118
Xerox Corp.
      4.070%, 03/17/22.....................................         2,900      2,869,822
Zimmer Biomet Holdings, Inc.
      2.700%, 04/01/20.....................................         2,210      2,190,307
                                                                          --------------
TOTAL UNITED STATES........................................                  433,201,959
                                                                          --------------
TOTAL BONDS................................................                1,095,251,673
                                                                          --------------
U.S. TREASURY OBLIGATIONS -- (9.2%)
U.S. Treasury Notes
      1.875%, 12/31/19.....................................       114,000    112,895,625
                                                                          --------------
TOTAL INVESTMENT SECURITIES................................                1,208,147,298
                                                                          --------------

                                                                 SHARES
                                                                ---------
SECURITIES LENDING COLLATERAL -- (1.4%)
@(S)  DFA Short Term Investment Fund.......................     1,464,000     16,939,943
                                                                          --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,246,145,198)^^......................................           $1,225,087,241
                                                                          ==============

At July 31, 2018, DFA Selectively Hedged Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                               UNREALIZED
                                                                                FOREIGN
                                                                                EXCHANGE
                                                                  SETTLEMENT  APPRECIATION
CURRENCY PURCHASED     CURRENCY SOLD         COUNTERPARTY            DATE    (DEPRECIATION)
------------------    --------------- --------------------------- ---------- --------------
AUD     13,189,269    USD   9,755,179 JP Morgan                    08/01/18    $   43,785
EUR     15,827,315    USD  18,494,598 UBS AG                       08/03/18        14,406
USD      6,289,069    EUR   5,233,468 Royal Bank of Scotland       08/03/18       168,873
USD    100,646,598    EUR  83,426,058 JP Morgan                    08/03/18     3,085,314
                                                                               ----------
TOTAL APPRECIATION                                                             $3,312,378
USD      9,762,697    AUD  13,189,269 HSBC Bank                    08/01/18    $  (36,268)
USD     12,271,865    EUR  10,494,514 HSBC Bank                    08/03/18          (779)
USD     27,284,936    CAD  35,949,895 JP Morgan                    08/20/18      (359,520)
USD     60,328,688    SEK 536,789,120 JP Morgan                    08/21/18      (804,756)
USD    103,095,528    EUR  88,656,931 State Street Bank and Trust  08/27/18      (762,096)
USD     37,569,059    GBP  28,893,675 UBS AG                       08/28/18      (395,142)

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                             UNREALIZED
                                                              FOREIGN
                                                              EXCHANGE
                                                SETTLEMENT  APPRECIATION
CURRENCY PURCHASED  CURRENCY SOLD  COUNTERPARTY    DATE    (DEPRECIATION)
------------------  -------------- ------------ ---------- --------------
USD     9,796,058   AUD 13,242,684  JP Morgan    09/04/18   $   (44,312)
                                                            -----------
TOTAL (DEPRECIATION)                                        $(2,402,873)
                                                            -----------
TOTAL APPRECIATION (DEPRECIATION)                           $   909,505
                                                            ===========

AUD Australian Dollars
CAD Canadian Dollars
EUR Euro
GBP British Pounds
SEK Swedish Krona

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------
                                    LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                    ------- -------------- ------- --------------
Bonds
   Australia.......................   --    $   77,295,931   --    $   77,295,931
   Belgium.........................   --         9,650,874   --         9,650,874
   Canada..........................   --        85,403,651   --        85,403,651
   Denmark.........................   --         4,901,576   --         4,901,576
   Finland.........................   --         1,444,572   --         1,444,572
   France..........................   --        39,712,172   --        39,712,172
   Germany.........................   --        92,103,204   --        92,103,204
   Ireland.........................   --         3,606,799   --         3,606,799
   Italy...........................   --        11,661,314   --        11,661,314
   Japan...........................   --        51,288,200   --        51,288,200
   Netherlands.....................   --        50,757,807   --        50,757,807
   Norway..........................   --        12,906,626   --        12,906,626
   Spain...........................   --        18,311,972   --        18,311,972
   Supranational Organization
     Obligations...................   --        81,505,374   --        81,505,374
   Sweden..........................   --        90,479,689   --        90,479,689
   Switzerland.....................   --         5,479,761   --         5,479,761
   United Kingdom..................   --        25,540,192   --        25,540,192
   United States...................   --       433,201,959   --       433,201,959
U.S. Treasury Obligations..........   --       112,895,625   --       112,895,625
Securities Lending Collateral......   --        16,939,943   --        16,939,943
Forward Currency Contracts**.......   --           909,505   --           909,505
                                      --    --------------   --    --------------
TOTAL..............................   --    $1,225,996,746   --    $1,225,996,746
                                      ==    ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                      DFA SHORT-TERM GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT      VALUE+
                                                          ------- --------------
                                                          (000)
AGENCY OBLIGATIONS -- (27.3%)
Federal Home Loan Bank
    4.125%, 03/13/20.....................................   2,150 $    2,196,976
    1.375%, 02/18/21.....................................  20,000     19,318,820
    1.750%, 03/12/21.....................................  10,000      9,735,780
    2.375%, 03/12/21.....................................  16,000     15,755,808
    1.875%, 06/11/21.....................................  20,000     19,470,460
    1.125%, 07/14/21.....................................  20,000     19,073,940
    2.375%, 09/10/21.....................................  33,000     32,429,199
    1.875%, 11/29/21.....................................  54,000     52,344,684
    2.625%, 12/10/21.....................................  20,000     19,865,320
    2.250%, 03/11/22.....................................  67,550     66,188,192
    2.500%, 03/11/22.....................................  31,635     31,264,459
    2.125%, 06/10/22.....................................  59,150     57,590,510
    5.250%, 06/10/22.....................................   5,200      5,633,441
    2.000%, 09/09/22.....................................  46,730     45,180,106
    1.875%, 12/09/22.....................................  10,000      9,550,850
    2.500%, 12/09/22.....................................  92,000     90,351,360
    5.250%, 12/09/22.....................................   9,000      9,841,536
    2.125%, 03/10/23.....................................  25,250     24,271,916
    3.250%, 06/09/23.....................................  69,800     70,673,617
Tennessee Valley Authority
    3.875%, 02/15/21.....................................  22,000     22,540,452
                                                                  --------------
TOTAL AGENCY OBLIGATIONS.................................            623,277,426
                                                                  --------------
U.S. TREASURY OBLIGATIONS -- (72.5%)
U.S. Treasury Notes
    1.750%, 09/30/19.....................................  85,890     85,131,753
    3.625%, 02/15/20..................................... 114,700    116,424,980
    1.875%, 06/30/20..................................... 102,000    100,497,891
    2.000%, 09/30/20..................................... 127,000    125,124,766
    1.750%, 10/31/20.....................................  60,000     58,741,406
    1.625%, 11/30/20..................................... 181,000    176,503,281
    3.625%, 02/15/21..................................... 112,000    114,366,875
    1.250%, 03/31/21..................................... 141,000    135,585,820
    1.375%, 04/30/21..................................... 147,500    142,107,031
    3.125%, 05/15/21.....................................  54,000     54,514,687
    1.375%, 05/31/21.....................................  71,000     68,315,312
    1.125%, 06/30/21..................................... 114,300    109,067,203
    1.125%, 07/31/21..................................... 105,000    100,037,110
    1.125%, 08/31/21.....................................  51,000     48,515,742
    1.250%, 10/31/21.....................................  39,000     37,142,930
    1.875%, 02/28/22.....................................  28,000     27,117,344
    1.875%, 03/31/22.....................................  27,000     26,126,719
    1.750%, 05/31/22.....................................  54,500     52,405,156
    1.750%, 06/30/22.....................................  72,000     69,170,625
    1.625%, 05/31/23.....................................  10,000      9,451,563
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS..........................          1,656,348,194
                                                                  --------------
TOTAL INVESTMENT SECURITIES..............................          2,279,625,620
                                                                  --------------

DFA SHORT-TERM GOVERNMENT PORTFOLIO
CONTINUED

                                                           SHARES       VALUE+
                                                          --------- --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
    State Street Institutional U.S. Government Money
      Market Fund, 1.830%................................ 5,396,928 $    5,396,928
                                                                    --------------
TOTAL INVESTMENTS -- (100.0%)............................
  (Cost $2,339,969,885)^^................................           $2,285,022,548
                                                                    ==============

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                             ------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                             ----------   -------------- ------- --------------
Agency Obligations..........         --   $  623,277,426   --    $  623,277,426
U.S. Treasury Obligations...         --    1,656,348,194   --     1,656,348,194
Temporary Cash Investments.. $5,396,928               --   --         5,396,928
                             ----------   --------------   --    --------------
TOTAL....................... $5,396,928   $2,279,625,620   --    $2,285,022,548
                             ==========   ==============   ==    ==============

                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                               FACE
                                                              AMOUNT^     VALUE+
                                                              ------- --------------
                                                               (000)
BONDS -- (99.8%)
AUSTRALIA -- (7.8%)
ANZ New Zealand International, Ltd.
    0.400%, 03/01/22..................................... EUR  27,377 $   31,941,007
ASB Finance, Ltd.
    0.500%, 06/10/22..................................... EUR  41,239     48,110,125
Australia & New Zealand Banking Group, Ltd.
    2.300%, 06/01/21.....................................      17,866     17,330,400
    2.550%, 11/23/21.....................................      59,364     57,556,231
    2.625%, 05/19/22.....................................       5,000      4,831,050
    2.625%, 11/09/22.....................................      98,167     94,485,662
Commonwealth Bank of Australia
#   2.550%, 03/15/21.....................................      25,050     24,486,925
    2.900%, 07/12/21..................................... AUD  10,000      7,426,437
U   2.000%, 09/06/21.....................................      45,774     43,791,010
    3.250%, 01/17/22..................................... AUD  41,960     31,455,333
U   2.750%, 03/10/22.....................................     102,078     99,191,622
    3.250%, 03/31/22..................................... AUD  14,220     10,645,587
    0.500%, 07/11/22..................................... EUR  16,950     19,849,697
National Australia Bank, Ltd.
    2.625%, 01/14/21.....................................       8,550      8,393,823
    3.000%, 05/12/21..................................... AUD   4,343      3,236,072
    1.875%, 07/12/21.....................................      28,520     27,227,259
    2.800%, 01/10/22.....................................     180,432    175,987,960
    0.875%, 01/20/22..................................... EUR   9,168     10,899,516
    3.250%, 03/24/22..................................... AUD  17,600     13,186,290
    2.500%, 05/22/22.....................................     115,430    110,833,577
    0.350%, 09/07/22..................................... EUR  27,190     31,627,417
Westpac Banking Corp.
#   2.100%, 05/13/21.....................................       1,633      1,578,274
#   2.000%, 08/19/21.....................................      43,841     42,036,114
    2.800%, 01/11/22.....................................     206,009    201,234,869
    0.250%, 01/17/22..................................... EUR  11,762     13,687,504
    2.500%, 06/28/22.....................................      33,886     32,548,181
    2.625%, 12/14/22..................................... GBP   5,416      7,362,061
                                                                      --------------
TOTAL AUSTRALIA..........................................              1,170,940,003
                                                                      --------------
AUSTRIA -- (3.0%)
Oesterreichische Kontrollbank AG
    0.750%, 03/07/22..................................... GBP   8,000     10,311,410
Republic of Austria Government Bond
U   0.000%, 09/20/22..................................... EUR       0              0
U   0.000%, 07/15/23..................................... EUR 377,000    441,598,771
                                                                      --------------
TOTAL AUSTRIA............................................                451,910,181
                                                                      --------------
BELGIUM -- (3.8%)
Dexia Credit Local SA
    0.875%, 09/07/21..................................... GBP   4,600      5,941,372

                                                                FACE
                                                               AMOUNT^    VALUE+
                                                               ------- ------------
                                                                (000)
BELGIUM -- (Continued)
    1.875%, 09/15/21......................................      10,742 $ 10,327,273
    0.625%, 01/21/22...................................... EUR  28,750   34,332,101
    0.250%, 06/02/22...................................... EUR  29,400   34,611,771
    1.125%, 06/15/22...................................... GBP  20,100   26,041,361
U   2.375%, 09/20/22......................................       2,700    2,611,052
    0.750%, 01/25/23...................................... EUR  38,800   46,470,520
Kingdom of Belgium Government Bond
    2.250%, 06/22/23...................................... EUR 318,000  414,358,341
                                                                       ------------
TOTAL BELGIUM.............................................              574,693,791
                                                                       ------------
CANADA -- (18.2%)
Bank of Montreal
    1.900%, 08/27/21......................................      43,774   41,930,274
Bank of Nova Scotia (The)
#   2.450%, 03/22/21......................................      10,422   10,196,139
#   2.700%, 03/07/22......................................     184,468  180,225,952
Canada Housing Trust No. 1
U   1.750%, 06/15/22...................................... CAD 117,000   87,619,810
U   2.400%, 12/15/22...................................... CAD 141,000  107,907,245
CPPIB Capital, Inc.
U   2.250%, 01/25/22......................................     103,442  100,397,939
    2.250%, 01/25/22......................................      71,130   69,036,807
Province of Alberta Canada
    1.350%, 09/01/21...................................... CAD 226,500  168,553,888
    2.550%, 12/15/22...................................... CAD  23,000   17,647,508
Province of British Columbia Canada
    3.250%, 12/18/21...................................... CAD  63,000   49,694,861
    2.700%, 12/18/22...................................... CAD  84,000   64,941,231
Province of Manitoba Canada
    1.550%, 09/05/21...................................... CAD  14,600   10,924,663
    2.125%, 05/04/22......................................      61,500   59,002,375
    2.550%, 06/02/23...................................... CAD   5,000    3,823,269
Province of Ontario Canada
    2.400%, 02/08/22......................................     175,769  171,009,176
    1.350%, 03/08/22...................................... CAD  80,000   59,035,861
    3.150%, 06/02/22...................................... CAD 271,950  213,479,234
Province of Quebec Canada
    2.750%, 08/25/21......................................         392      387,729
    4.250%, 12/01/21...................................... CAD  58,000   47,150,386
#   2.375%, 01/31/22......................................     165,636  161,321,366
    0.875%, 05/24/22...................................... GBP  11,551   14,877,562
    3.500%, 12/01/22...................................... CAD 265,200  211,491,317
Royal Bank of Canada
    2.500%, 01/19/21......................................      52,368   51,349,082
    2.030%, 03/15/21...................................... CAD  60,000   45,239,036
#   2.750%, 02/01/22......................................      76,944   75,395,117
    1.968%, 03/02/22...................................... CAD 304,434  226,339,196
    2.000%, 03/21/22...................................... CAD  30,000   22,311,181
Toronto-Dominion Bank (The)
    2.125%, 04/07/21......................................     108,746  105,364,271
#   1.800%, 07/13/21......................................      41,938   40,198,086

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^     VALUE+
                                                              ------- --------------
                                                               (000)
CANADA -- (Continued)
    2.621%, 12/22/21..................................... CAD  57,179 $   43,630,278
    1.994%, 03/23/22..................................... CAD 313,467    233,230,918
    3.005%, 05/30/23..................................... CAD  33,000     25,313,995
                                                                      --------------
TOTAL CANADA.........................................................  2,719,025,752
                                                                      --------------
DENMARK -- (0.5%)
Kommunekredit
    1.625%, 06/01/21.....................................      26,025     25,085,393
    0.000%, 09/08/22..................................... EUR  33,405     38,996,120
    0.250%, 03/29/23..................................... EUR   5,000      5,874,767
                                                                      --------------
TOTAL DENMARK............................................                 69,956,280
                                                                      --------------
FINLAND -- (3.7%)
Finland Government Bond
U   1.500%, 04/15/23..................................... EUR 350,500    440,989,902
Municipality Finance P.L.C.
    1.250%, 12/07/22..................................... GBP  14,617     19,143,386
OP Corporate Bank P.L.C.
    0.750%, 03/03/22..................................... EUR  56,018     66,500,119
    2.500%, 05/20/22..................................... GBP   2,550      3,460,622
    0.375%, 10/11/22..................................... EUR  16,840     19,666,076
                                                                      --------------
TOTAL FINLAND............................................                549,760,105
                                                                      --------------
FRANCE -- (8.5%)
Agence Francaise de Developpement
    0.125%, 04/30/22..................................... EUR  48,200     56,595,332
    0.500%, 10/25/22..................................... EUR  19,600     23,314,799
Caisse d'Amortissement de la Dette Sociale
    1.875%, 02/12/22.....................................      45,000     43,163,550
    0.125%, 11/25/22..................................... EUR 305,000    359,186,811
French Republic Government Bond OAT
    0.000%, 03/25/23..................................... EUR 178,000    208,825,337
    1.750%, 05/25/23..................................... EUR 170,925    217,438,212
Sanofi
    1.125%, 03/10/22..................................... EUR   5,200      6,289,142
    0.000%, 09/13/22..................................... EUR   8,700     10,093,178
    0.500%, 03/21/23..................................... EUR  77,700     91,934,800
Total Capital Canada, Ltd.
    1.125%, 03/18/22..................................... EUR  21,600     26,167,169
Total Capital International SA
    2.750%, 06/19/21.....................................      10,359     10,262,719
    2.125%, 11/19/21..................................... EUR   4,000      5,000,603
    2.875%, 02/17/22.....................................      49,930     49,307,688
    2.125%, 03/15/23..................................... EUR   3,200      4,052,016
    0.250%, 07/12/23..................................... EUR   2,000      2,325,961
Unedic Asseo
    0.875%, 10/25/22..................................... EUR 127,900    155,159,378
    2.250%, 04/05/23..................................... EUR   2,000      2,576,960
                                                                      --------------
TOTAL FRANCE.............................................              1,271,693,655
                                                                      --------------

                                                               FACE
                                                              AMOUNT^     VALUE+
                                                              ------- --------------
                                                               (000)
GERMANY -- (8.7%)
Bayerische Landesbodenkreditanstalt
    2.500%, 02/09/22..................................... EUR  19,829 $   25,285,003
Bundesobligation
    0.000%, 04/14/23..................................... EUR  41,000     48,415,397
FMS Wertmanagement AoeR
    0.875%, 02/14/22..................................... GBP  27,800     36,110,853
    1.000%, 09/07/22..................................... GBP  11,000     14,286,648
Kreditanstalt fuer Wiederaufbau
    0.875%, 03/15/22..................................... GBP  39,750     51,602,541
    0.625%, 07/04/22..................................... EUR  30,500     36,727,710
    0.000%, 12/15/22..................................... EUR  31,800     37,274,052
    0.125%, 02/24/23..................................... EUR 230,500    271,286,060
    0.125%, 06/07/23..................................... EUR  42,000     49,370,048
Landeskreditbank Baden-Wuerttemberg Foerderbank
    0.875%, 03/07/22..................................... GBP   5,485      7,099,264
Landwirtschaftliche Rentenbank
    1.250%, 05/20/22..................................... EUR  52,000     63,997,306
    0.050%, 06/12/23..................................... EUR  22,000     25,712,167
NRW Bank
    0.000%, 08/10/22..................................... EUR  33,000     38,595,880
    0.000%, 11/11/22..................................... EUR 128,540    150,019,649
    0.125%, 03/10/23..................................... EUR  89,000    104,253,230
    0.125%, 07/07/23..................................... EUR  10,000     11,674,357
State of North Rhine-Westphalia Germany
    0.000%, 12/05/22..................................... EUR 117,200    137,033,285
    0.375%, 02/16/23..................................... EUR 106,009    125,824,388
    0.125%, 03/16/23..................................... EUR  21,260     24,926,682
    0.200%, 04/17/23..................................... EUR  39,500     46,442,671
                                                                      --------------
TOTAL GERMANY............................................              1,305,937,191
                                                                      --------------
JAPAN -- (2.9%)
Toyota Credit Canada, Inc.
    2.200%, 02/25/21..................................... CAD  13,000      9,840,266
    2.020%, 02/28/22..................................... CAD  42,366     31,483,424
    2.350%, 07/18/22..................................... CAD  34,200     25,598,273
Toyota Motor Credit Corp.
    1.900%, 04/08/21.....................................     128,749    124,522,120
#   2.750%, 05/17/21.....................................      38,695     38,270,903
#   2.600%, 01/11/22.....................................      97,596     95,535,748
#   3.300%, 01/12/22.....................................      27,558     27,588,038
    2.800%, 07/13/22.....................................      31,545     30,969,935
    0.750%, 07/21/22..................................... EUR  27,550     32,831,456
    2.375%, 02/01/23..................................... EUR  10,707     13,625,541
                                                                      --------------
TOTAL JAPAN..............................................                430,265,704
                                                                      --------------
NETHERLANDS -- (9.4%)
Bank Nederlandse Gemeenten NV
U   2.375%, 02/01/22.....................................      94,000     91,817,602
    1.000%, 03/15/22..................................... GBP  19,030     24,741,278

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                                 FACE
                                                                AMOUNT^     VALUE+
                                                                ------- --------------
                                                                 (000)
NETHERLANDS -- (Continued)
    1.000%, 06/17/22....................................... GBP  15,457 $   20,059,716
    0.500%, 08/26/22....................................... EUR  39,664     47,336,546
    2.250%, 08/30/22....................................... EUR   4,445      5,676,038
    0.250%, 02/22/23....................................... EUR  59,000     69,579,455
Cooperatieve Rabobank UA
    2.500%, 01/19/21.......................................      32,891     32,261,427
    0.125%, 10/11/21....................................... EUR  18,733     21,910,974
#   2.750%, 01/10/22.......................................     164,370    160,614,145
    4.000%, 01/11/22....................................... EUR  25,728     33,973,917
#   3.875%, 02/08/22.......................................      57,132     57,908,424
    4.750%, 06/06/22....................................... EUR  35,519     48,611,682
    0.500%, 12/06/22....................................... EUR  22,849     26,896,582
Nederlandse Waterschapsbank NV
    0.875%, 12/20/21....................................... GBP   5,934      7,691,241
    3.000%, 03/28/22....................................... EUR  29,000     37,701,126
    1.875%, 04/14/22.......................................      81,795     78,343,251
    0.500%, 10/27/22....................................... EUR  19,920     23,754,102
    0.500%, 01/19/23....................................... EUR   4,400      5,243,911
Netherlands Government Bond
U   1.750%, 07/15/23....................................... EUR 216,000    276,310,954
Shell International Finance BV
    2.250%, 11/10/20.......................................      33,235     32,662,902
    1.875%, 05/10/21.......................................      80,190     77,836,573
#   1.750%, 09/12/21.......................................      62,539     60,089,870
    1.250%, 03/15/22....................................... EUR  43,106     52,423,347
    1.000%, 04/06/22....................................... EUR  51,086     61,564,898
#   2.375%, 08/21/22.......................................      49,628     48,036,233
                                                                        --------------
TOTAL NETHERLANDS..........................................              1,403,046,194
                                                                        --------------
NORWAY -- (1.9%)
Equinor ASA
    3.150%, 01/23/22.......................................      22,182     22,126,102
    0.875%, 02/17/23....................................... EUR  28,954     34,621,112
Kommunalbanken A.S.
    2.250%, 01/25/22.......................................      90,000     87,667,650
#U  2.250%, 01/25/22.......................................      14,250     13,881,484
    1.125%, 11/30/22....................................... GBP  13,594     17,699,396
Norway Government Bond
U   2.000%, 05/24/23....................................... NOK 842,000    105,543,866
                                                                        --------------
TOTAL NORWAY...............................................                281,539,610
                                                                        --------------
SINGAPORE -- (0.1%)
Temasek Financial I, Ltd.
    0.500%, 03/01/22....................................... EUR   1,802      2,131,957
    4.625%, 07/26/22....................................... GBP   4,200      6,168,252
                                                                        --------------
TOTAL SINGAPORE............................................                  8,300,209
                                                                        --------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (7.7%)
Asian Development Bank
    1.000%, 12/15/22....................................... GBP  22,333     29,019,099
    0.200%, 05/25/23....................................... EUR  19,086     22,438,731
Council Of Europe Development Bank
    0.375%, 10/27/22....................................... EUR  39,747     47,271,534

                                                                FACE
                                                               AMOUNT^      VALUE+
                                                              --------- --------------
                                                                (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
Eurofima
    0.250%, 04/25/23..................................... EUR     3,373 $    3,944,391
European Financial Stability Facility
    2.250%, 09/05/22..................................... EUR    15,600     19,991,071
    0.000%, 11/17/22..................................... EUR   281,238    329,557,570
    0.500%, 01/20/23..................................... EUR    44,500     53,150,164
European Investment Bank
    2.250%, 10/14/22..................................... EUR    24,189     31,055,452
    2.500%, 10/31/22..................................... GBP    46,000     63,402,181
    2.375%, 01/18/23..................................... CAD     8,000      6,102,791
    1.625%, 03/15/23..................................... EUR    45,000     56,456,694
European Stability Mechanism
    0.000%, 10/18/22..................................... EUR   370,538    433,627,418
International Bank for Reconstruction & Development
    1.000%, 12/19/22..................................... GBP    34,750     45,215,649
International Finance Corp.
    2.800%, 08/15/22..................................... AUD     7,500      5,612,271
                                                                        --------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.............                1,146,845,016
                                                                        --------------
SWEDEN -- (8.4%)
Kommuninvest I Sverige AB
    1.000%, 09/15/21..................................... SEK   270,000     31,485,010
    0.250%, 06/01/22..................................... SEK 2,880,000    325,376,016
    0.750%, 02/22/23..................................... SEK   785,000     90,421,747
Nordea Bank AB
    2.000%, 02/17/21..................................... EUR     5,333      6,550,202
    2.250%, 05/27/21.....................................        66,041     63,950,899
    2.375%, 06/02/22..................................... GBP     9,480     12,777,387
    0.300%, 06/30/22..................................... EUR     6,300      7,363,972
    3.250%, 07/05/22..................................... EUR    13,403     17,453,619
Skandinaviska Enskilda Banken AB
    0.750%, 08/24/21..................................... EUR     7,400      8,824,021
    0.300%, 02/17/22..................................... EUR    31,728     37,154,412
    1.250%, 08/05/22..................................... GBP     5,351      6,906,273
Svensk Exportkredit AB
#   2.375%, 03/09/22.....................................        33,582     32,868,216
    1.375%, 12/15/22..................................... GBP    31,487     41,427,683
Svenska Handelsbanken AB
    1.875%, 09/07/21.....................................        51,002     48,674,809
    2.375%, 01/18/22..................................... GBP     1,000      1,346,986
    0.250%, 02/28/22..................................... EUR    61,916     72,348,111
    2.625%, 08/23/22..................................... EUR    10,905     13,904,941
    2.750%, 12/05/22..................................... GBP     5,000      6,879,131
    1.125%, 12/14/22..................................... EUR    53,008     63,908,665
Sweden Government Bond
    3.500%, 06/01/22                                      SEK 2,833,000    368,082,671
                                                                        --------------
TOTAL SWEDEN.............................................                1,257,704,771
                                                                        --------------

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                                       FACE
                                                                      AMOUNT^   VALUE+
                                                                      ------- -----------
                                                                       (000)
SWITZERLAND -- (0.6%)
Nestle Finance International, Ltd.
    0.750%, 11/08/21............................................. EUR  5,762  $ 6,896,294
    1.750%, 09/12/22............................................. EUR 12,765   15,928,352
    0.750%, 05/16/23............................................. EUR  2,500    2,989,887
Nestle Holdings, Inc.
    2.375%, 01/18/22.............................................     23,872   23,356,126
Novartis Capital Corp.
    2.400%, 05/17/22.............................................     28,465   27,632,399
Roche Finance Europe BV
    0.500%, 02/27/23............................................. EUR  6,000    7,114,634
                                                                              -----------
TOTAL SWITZERLAND................................................              83,917,692
                                                                              -----------
UNITED KINGDOM -- (0.1%)
Transport for London
    2.250%, 08/09/22............................................. GBP 11,819   15,990,173
                                                                              -----------
UNITED STATES -- (14.5%)
3M Co.
    0.375%, 02/15/22............................................. EUR 55,027   64,886,324
    0.950%, 05/15/23............................................. EUR  6,000    7,225,179
Apple, Inc.
    2.250%, 02/23/21.............................................     11,229   11,032,487
    2.500%, 02/09/22.............................................     97,478   95,512,459
    2.300%, 05/11/22.............................................     41,500   40,307,705
    3.700%, 08/28/22............................................. AUD  3,700    2,831,197
#   2.100%, 09/12/22.............................................      5,415    5,198,292
    1.000%, 11/10/22............................................. EUR 27,825   33,668,935
Berkshire Hathaway, Inc.
    2.200%, 03/15/21.............................................     52,352   51,439,106
    3.400%, 01/31/22.............................................     38,959   39,432,352
    0.625%, 01/17/23............................................. EUR  4,885    5,769,060
    0.750%, 03/16/23............................................. EUR 12,058   14,266,768
Chevron Corp.
    2.100%, 05/16/21.............................................     63,875   62,436,883
    2.411%, 03/03/22.............................................     23,209   22,670,783
#   2.498%, 03/03/22.............................................     78,872   77,341,243
    2.355%, 12/05/22.............................................     10,000    9,596,711
Cisco Systems, Inc.
    2.200%, 02/28/21.............................................     32,767   32,139,753
    1.850%, 09/20/21.............................................     94,484   91,192,140
Coca-Cola Co. (The)
#   1.550%, 09/01/21.............................................     41,859   40,036,061
    3.300%, 09/01/21.............................................     27,889   28,132,727
    2.200%, 05/25/22.............................................     30,592   29,596,536
    1.125%, 09/22/22............................................. EUR 21,226   25,701,878
    0.750%, 03/09/23............................................. EUR 58,770   69,912,079
Colgate-Palmolive Co.
    2.300%, 05/03/22.............................................     30,897   30,119,014

                                                                  FACE
                                                                 AMOUNT^      VALUE+
                                                                --------- ---------------
                                                                  (000)
UNITED STATES -- (Continued)
Exxon Mobil Corp.
      2.222%, 03/01/21.....................................        10,725 $    10,536,864
      2.397%, 03/06/22.....................................        10,416      10,170,137
General Electric Co.
      0.375%, 05/17/22..................................... EUR    11,718      13,633,697
      0.375%, 05/17/22..................................... EUR     2,662       3,097,193
International Business Machines Corp.
#     2.500%, 01/27/22.....................................       159,310     155,475,107
Johnson & Johnson
      0.250%, 01/20/22..................................... EUR    38,623      45,422,094
#     2.250%, 03/03/22.....................................        50,800      49,531,338
Merck & Co., Inc.
      1.125%, 10/15/21..................................... EUR    20,598      24,824,297
#     2.350%, 02/10/22.....................................        98,333      95,967,108
Microsoft Corp.
      2.125%, 12/06/21..................................... EUR     5,419       6,742,402
      2.400%, 02/06/22.....................................         8,922       8,729,466
      2.375%, 02/12/22.....................................        54,003      52,799,273
Oracle Corp.
      2.800%, 07/08/21.....................................        58,678      58,313,692
      1.900%, 09/15/21.....................................       221,610     214,088,506
      2.500%, 05/15/22.....................................        79,485      77,516,339
Pfizer, Inc.
      1.950%, 06/03/21.....................................        89,677      87,529,125
#     2.200%, 12/15/21.....................................        62,616      61,032,218
      0.250%, 03/06/22..................................... EUR    88,008     103,361,978
Procter & Gamble Co. (The)
      1.700%, 11/03/21.....................................        32,003      30,757,385
      2.000%, 11/05/21..................................... EUR     4,957       6,162,074
#     2.150%, 08/11/22.....................................       112,947     108,923,828
      2.000%, 08/16/22..................................... EUR    18,959      23,785,212
US Bank NA
#     2.850%, 01/23/23.....................................         8,784       8,576,786
Walmart, Inc.
      1.900%, 04/08/22..................................... EUR     5,000       6,186,382
      1.900%, 04/08/22..................................... EUR     3,500       4,330,467
                                                                          ---------------
TOTAL UNITED STATES........................................                 2,157,938,640
                                                                          ---------------
TOTAL BONDS................................................                14,899,464,967
                                                                          ---------------

                                                                 SHARES       VALUE
                                                                --------- ---------------
SECURITIES LENDING COLLATERAL -- (0.2%)
@(S)  DFA Short Term Investment Fund.......................     3,162,222      36,590,074
                                                                          ---------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $15,290,534,108)^^...................................           $14,936,055,041
                                                                          ===============

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

At July 31, 2018, DFA Five-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                           UNREALIZED
                                                                                            FOREIGN
                                                                                            EXCHANGE
                                                                              SETTLEMENT  APPRECIATION
CURRENCY PURCHASED      CURRENCY SOLD               COUNTERPARTY                 DATE    (DEPRECIATION)
------------------    ----------------- ------------------------------------- ---------- --------------
EUR    115,202,456    USD   134,608,310 Citibank, N.A.                         08/01/18    $  103,675
EUR      8,661,742    USD    10,136,975 UBS AG                                 08/15/18         1,114
USD     18,022,871    EUR    15,000,000 Morgan Stanley and Co. International   08/01/18       482,621
USD     44,764,450    EUR    37,202,456 JP Morgan                              08/01/18     1,261,761
USD     76,052,271    EUR    63,000,000 JP Morgan                              08/01/18     2,383,226
USD      3,812,082    EUR     3,193,896 JP Morgan                              08/02/18        77,300
USD     11,272,797    EUR     9,367,406 State Street Bank and Trust            08/02/18       319,022
USD     49,086,724    EUR    40,922,313 State Street Bank and Trust            08/02/18     1,234,220
USD     77,001,995    EUR    63,759,757 JP Morgan                              08/02/18     2,444,528
USD    141,672,953    EUR   117,321,736 State Street Bank and Trust            08/03/18     4,472,905
USD      6,626,751    EUR     5,580,919 JP Morgan                              08/07/18        98,352
USD    136,744,766    EUR   113,376,084 JP Morgan                              08/07/18     4,120,676
USD    138,501,923    EUR   115,875,562 State Street Bank and Trust            08/08/18     2,944,246
USD     81,755,976    GBP    61,568,149 UBS AG                                 08/09/18       921,949
USD    137,587,517    EUR   115,056,921 State Street Bank and Trust            08/09/18     2,977,830
USD     81,759,187    GBP    61,570,428 UBS AG                                 08/10/18       918,903
USD    141,515,919    EUR   120,606,225 Citibank, N.A.                         08/10/18       403,740
USD    145,041,212    EUR   122,236,182 State Street Bank and Trust            08/13/18     1,991,102
USD     12,021,445    EUR    10,140,854 Bank of America Corp.                  08/14/18       152,990
USD     12,022,849    EUR    10,140,584 Bank of America Corp.                  08/14/18       154,710
USD     12,024,295    EUR    10,140,854 Bank of America Corp.                  08/14/18       155,840
USD     23,188,845    EUR    19,531,090 State Street Bank and Trust            08/14/18       330,430
USD     73,243,790    EUR    61,658,020 State Street Bank and Trust            08/14/18     1,081,682
USD      7,381,146    EUR     6,257,065 Barclays Capital                       08/15/18        57,598
USD     14,468,138    EUR    12,289,917 Morgan Stanley and Co. International   08/15/18        83,471
USD     36,305,846    EUR    30,632,080 UBS AG                                 08/15/18       452,693
USD     73,235,628    EUR    61,658,021 State Street Bank and Trust            08/15/18     1,068,330
USD    119,933,177    SEK 1,040,225,824 Morgan Stanley and Co. International   08/15/18     1,517,144
USD    140,158,008    EUR   118,184,945 State Street Bank and Trust            08/16/18     1,819,133
USD      7,079,718    EUR     6,000,000 UBS AG                                 08/17/18        56,041
USD    115,119,687    SEK 1,006,458,042 State Street Bank and Trust            08/17/18       530,765
USD    134,799,579    EUR   113,924,315 State Street Bank and Trust            08/17/18     1,438,305
USD    138,843,090    EUR   117,004,543 State Street Bank and Trust            08/20/18     1,846,510
USD    139,380,610    EUR   118,218,344 Bank of America Corp.                  08/21/18       952,877
USD        762,672    EUR       647,464 Bank of America Corp.                  08/22/18         4,469
USD      1,177,799    EUR     1,000,000 UBS AG                                 08/22/18         6,765
USD      1,177,930    EUR     1,000,000 UBS AG                                 08/22/18         6,896
USD      4,048,893    EUR     3,411,713 State Street Bank and Trust            08/22/18        53,662
USD      4,425,500    EUR     3,764,509 Bank of America Corp.                  08/22/18        17,133
USD      7,465,277    EUR     6,347,566 Bank of America Corp.                  08/22/18        32,062
USD      7,644,126    EUR     6,500,000 Morgan Stanley and Co. International   08/22/18        32,406
USD      7,952,170    EUR     6,784,937 HSBC Bank                              08/22/18         6,779
USD      8,370,559    EUR     7,115,158 Morgan Stanley and Co. International   08/22/18        38,468
USD     22,302,103    EUR    19,000,000 State Street Bank and Trust            08/22/18        52,459
USD     29,397,883    EUR    25,044,558 JP Morgan                              08/22/18        69,856
USD     33,627,285    EUR    28,417,367 State Street Bank and Trust            08/22/18       349,584
USD     45,151,239    EUR    38,217,124 UBS AG                                 08/23/18       394,471
USD     18,933,856    NOK   153,876,831 UBS AG                                 08/30/18        47,207
USD     43,934,454    NOK   357,680,452 Bank of America Corp.                  08/30/18        33,204
USD     73,826,971    SEK   643,717,960 Citibank, N.A.                         09/05/18       434,167
USD    138,659,611    EUR   117,964,708 Bank of America Corp.                  09/05/18       379,092
USD    140,326,932    EUR   119,583,204 Citibank, N.A.                         09/06/18       138,482
USD    138,174,466    EUR   117,571,596 Citibank, N.A.                         09/07/18       333,721
USD    139,651,226    GBP   105,288,867 JP Morgan                              09/13/18     1,215,674
USD     12,887,876    EUR    10,953,180 HSBC Bank                              09/14/18        39,521
USD     76,883,530    EUR    65,311,895 UBS AG                                 09/14/18       271,036
USD      1,986,362    EUR     1,691,891 State Street Bank and Trust            09/17/18         1,277
USD     76,897,833    EUR    65,311,895 UBS AG                                 09/17/18       267,782
USD    142,578,087    GBP   106,550,044 HSBC Bank                              09/17/18     2,459,819

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                                                           UNREALIZED
                                                                                            FOREIGN
                                                                                            EXCHANGE
                                                                              SETTLEMENT  APPRECIATION
CURRENCY PURCHASED      CURRENCY SOLD               COUNTERPARTY                 DATE    (DEPRECIATION)
------------------    ----------------- ------------------------------------- ---------- --------------
USD    140,040,224    EUR   118,997,634 Bank of America Corp.                  09/18/18   $   410,352
USD      2,362,570    EUR     2,000,000 UBS AG                                 09/27/18        14,188
USD      2,757,043    EUR     2,335,081 State Street Bank and Trust            09/27/18        15,212
USD      3,464,790    EUR     2,932,765 JP Morgan                              09/27/18        21,164
USD    138,308,752    EUR   116,625,190 Morgan Stanley and Co. International   10/03/18     1,305,412
USD    144,253,327    EUR   122,274,757 State Street Bank and Trust            10/04/18       602,004
USD    142,131,854    EUR   120,586,844 Bank of America Corp.                  10/05/18       452,429
USD    139,622,969    EUR   118,537,254 Citibank, N.A.                         10/09/18       307,968
USD    134,351,947    EUR   114,081,094 Citibank, N.A.                         10/15/18       211,107
USD    140,253,543    EUR   119,224,388 State Street Bank and Trust            10/16/18        54,029
USD    141,993,263    EUR   120,336,639 Bank of America Corp.                  10/26/18       374,739
USD    138,479,430    EUR   117,243,372 State Street Bank and Trust            10/30/18       457,888
                                                                                          -----------
TOTAL APPRECIATION                                                                        $49,768,173
EUR    117,243,372    USD   137,552,269 State Street Bank and Trust            08/02/18   $  (453,739)
EUR     17,479,238    USD    20,521,976 JP Morgan                              08/28/18       (44,359)
EUR      1,020,388    USD     1,198,679 Citibank, N.A.                         09/14/18        (1,738)
GBP      7,299,307    USD     9,611,733 State Street Bank and Trust            09/17/18       (12,804)
SEK    671,492,970    USD    76,817,203 Citibank, N.A.                         08/02/18      (450,003)
USD      9,653,993    SEK    85,307,536 Morgan Stanley and Co. International   08/02/18       (47,818)
USD     66,302,192    SEK   586,185,434 UBS AG                                 08/02/18      (363,198)
USD      1,892,472    SEK    16,666,652 Barclays Capital                       08/03/18        (3,125)
USD     74,925,372    SEK   661,665,754 Morgan Stanley and Co. International   08/03/18      (329,778)
USD    114,418,514    CAD   151,968,324 Morgan Stanley and Co. International   08/03/18    (2,407,662)
USD     62,186,875    CAD    81,773,689 HSBC Bank                              08/08/18      (682,110)
USD     62,188,346    CAD    81,773,689 JP Morgan                              08/08/18      (680,639)
USD    103,407,472    SEK   912,976,296 JP Morgan                              08/08/18      (469,191)
USD    148,331,447    CAD   194,577,781 HSBC Bank                              08/10/18    (1,268,244)
USD     14,650,238    EUR    12,600,000 JP Morgan                              08/14/18       (96,304)
USD      9,999,420    EUR     8,600,000 Morgan Stanley and Co. International   08/15/18       (66,403)
USD     10,011,447    EUR     8,609,824 Morgan Stanley and Co. International   08/15/18       (65,875)
USD    144,886,563    CAD   189,328,039 JP Morgan                              08/15/18      (689,132)
USD    131,681,047    CAD   172,933,282 JP Morgan                              08/17/18    (1,293,070)
USD     94,070,526    CAD   123,918,426 JP Morgan                              08/20/18    (1,219,252)
USD     94,090,360    CAD   123,926,564 JP Morgan                              08/21/18    (1,207,276)
USD      8,029,087    EUR     6,904,473 Bank of America Corp.                  08/22/18       (56,285)
USD    116,914,681    SEK 1,028,454,258 Bank of America Corp.                  08/22/18      (221,806)
USD    119,243,278    CAD   157,231,170 Morgan Stanley and Co. International   08/22/18    (1,667,123)
USD     12,946,196    EUR    11,100,000 JP Morgan                              08/23/18       (53,215)
USD     13,060,250    EUR    11,197,789 JP Morgan                              08/23/18       (53,684)
USD     21,366,881    AUD    28,767,955 HSBC Bank                              08/23/18        (8,810)
USD     23,327,160    EUR    20,000,000 UBS AG                                 08/23/18       (95,203)
USD     23,327,160    EUR    20,000,000 UBS AG                                 08/23/18       (95,203)
USD     24,335,196    AUD    32,839,469 Bank of America Corp.                  08/23/18       (65,785)
USD     24,971,999    EUR    21,408,565 UBS AG                                 08/23/18       (99,960)
USD     28,920,075    AUD    39,056,820 State Street Bank and Trust            08/23/18      (100,635)
USD    141,611,022    CAD   185,992,907 HSBC Bank                              08/23/18    (1,419,492)
USD     69,475,634    GBP    53,263,090 State Street Bank and Trust            08/24/18      (496,905)
USD    135,668,307    CAD   179,717,947 JP Morgan                              08/24/18    (2,539,019)
USD    140,005,936    EUR   120,187,189 Bank of America Corp.                  08/24/18      (757,588)
USD    114,963,747    CAD   152,101,061 HSBC Bank                              08/27/18    (2,011,441)
USD     73,376,904    EUR    62,846,851 Bank of America Corp.                  08/28/18      (250,666)
USD     73,380,673    EUR    62,846,850 Bank of America Corp.                  08/28/18      (246,895)
USD    113,178,688    SEK   997,603,813 Bank of America Corp.                  08/28/18      (494,410)
USD    138,183,638    CAD   182,791,251 Bank of America Corp.                  08/28/18    (2,396,580)
USD    102,895,966    SEK   905,523,398 Citibank, N.A.                         08/29/18      (292,545)
USD    140,017,250    EUR   120,718,679 UBS AG                                 08/29/18    (1,419,630)
USD      7,309,608    EUR     6,294,842 UBS AG                                 08/30/18       (66,109)
USD     43,447,427    NOK   354,245,942 UBS AG                                 08/30/18       (32,276)
USD    132,782,120    EUR   114,159,861 JP Morgan                              08/30/18      (979,919)
USD    137,401,242    EUR   118,255,255 JP Morgan                              08/31/18    (1,169,376)
USD    138,622,821    CAD   184,529,432 HSBC Bank                              08/31/18    (3,301,344)

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                                                         UNREALIZED
                                                                                          FOREIGN
                                                                                          EXCHANGE
                                                                            SETTLEMENT  APPRECIATION
CURRENCY PURCHASED     CURRENCY SOLD              COUNTERPARTY                 DATE    (DEPRECIATION)
------------------    --------------- ------------------------------------- ---------- --------------
USD      9,277,715    CAD  12,197,888 JP Morgan                              09/04/18   $   (104,482)
USD      9,536,648    CAD  12,565,792 Citibank, N.A.                         09/04/18       (128,528)
USD     10,997,896    CAD  14,407,486 UBS AG                                 09/04/18        (83,848)
USD     15,941,355    CAD  20,897,240 Citibank, N.A.                         09/04/18       (132,085)
USD     25,494,413    CAD  33,373,701 JP Morgan                              09/04/18       (175,493)
USD     71,757,483    EUR  61,280,429 Bank of America Corp.                  09/04/18        (71,143)
USD     71,780,078    EUR  61,280,430 Morgan Stanley and Co. International   09/04/18        (48,548)
USD    138,400,026    EUR 118,359,542 Barclays Capital                       09/10/18       (396,290)
USD    140,153,792    EUR 120,363,494 Citibank, N.A.                         09/11/18     (1,003,269)
USD     46,074,330    EUR  39,440,616 Bank of America Corp.                  09/12/18       (183,438)
USD     77,758,966    EUR  66,363,084 JP Morgan                              09/12/18        (74,710)
USD     50,380,348    EUR  43,087,673 UBS AG                                 09/13/18       (158,716)
USD     77,766,013    EUR  66,363,083 JP Morgan                              09/13/18        (73,607)
USD      6,095,017    EUR   5,205,191 HSBC Bank                              09/14/18        (10,803)
USD     13,867,765    EUR  11,825,703 Citibank, N.A.                         09/14/18         (4,081)
USD     13,955,844    EUR  11,900,000 Citibank, N.A.                         09/14/18         (3,155)
USD     23,421,636    EUR  20,050,348 Citibank, N.A.                         09/14/18        (97,927)
USD     46,912,768    EUR  40,000,000 State Street Bank and Trust            09/17/18        (18,990)
USD    139,227,926    EUR 118,871,654 Barclays Capital                       09/19/18       (264,780)
USD    134,324,057    EUR 114,855,400 State Street Bank and Trust            09/20/18       (465,980)
USD      4,005,697    EUR   3,426,061 HSBC Bank                              09/27/18        (17,152)
USD      9,497,509    EUR   8,100,000 UBS AG                                 09/27/18        (13,437)
USD      9,530,366    EUR   8,128,137 JP Morgan                              09/27/18        (13,619)
USD     43,401,972    EUR  36,966,081 State Street Bank and Trust            09/27/18         (3,265)
USD     50,601,087    EUR  43,120,841 State Street Bank and Trust            09/27/18        (31,014)
USD    139,038,818    EUR 118,485,010 JP Morgan                              09/28/18        (95,843)
USD    137,129,013    EUR 117,346,836 JP Morgan                              10/02/18       (711,267)
USD    139,120,060    EUR 119,041,742 State Street Bank and Trust            10/10/18       (798,826)
USD    136,851,711    EUR 117,283,097 Citibank, N.A.                         10/11/18     (1,010,913)
USD    137,170,335    EUR 116,918,367 HSBC Bank                              10/12/18       (274,337)
USD    140,228,821    EUR 119,716,827 State Street Bank and Trust            10/25/18       (649,217)
USD    135,511,727    EUR 115,202,456 Citibank, N.A.                         10/29/18        (96,554)
                                                                                        ------------
TOTAL (DEPRECIATION)                                                                    $(39,458,941)
                                                                                        ------------
TOTAL APPRECIATION (DEPRECIATION)                                                       $ 10,309,232
                                                                                        ============

   AUD    Australian Dollars
   CAD    Canadian Dollars
   EUR    Euro
   GBP    British Pounds
   NOK    Norwegian Krone
   SEK    Swedish Krona

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ---------------------------------------------
                                                   LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                                   ------- -------------- ------- --------------
Bonds
   Australia......................................   --    $1,170,940,003   --    $1,170,940,003
   Austria........................................   --       451,910,181   --       451,910,181
   Belgium........................................   --       574,693,791   --       574,693,791
   Canada.........................................   --     2,719,025,752   --     2,719,025,752
   Denmark........................................   --        69,956,280   --        69,956,280
   Finland........................................   --       549,760,105   --       549,760,105
   France.........................................   --     1,271,693,655   --     1,271,693,655

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                -----------------------------------------------
                                LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                ------- --------------- ------- ---------------
    Germany....................   --    $ 1,305,937,191   --    $ 1,305,937,191
    Japan......................   --        430,265,704   --        430,265,704
    Netherlands................   --      1,403,046,194   --      1,403,046,194
    Norway.....................   --        281,539,610   --        281,539,610
    Singapore..................   --          8,300,209   --          8,300,209
    Supranational Organization
      Obligations..............   --      1,146,845,016   --      1,146,845,016
    Sweden.....................   --      1,257,704,771   --      1,257,704,771
    Switzerland................   --         83,917,692   --         83,917,692
    United Kingdom.............   --         15,990,173   --         15,990,173
    United States..............   --      2,157,938,640   --      2,157,938,640
 Securities Lending Collateral.   --         36,590,074   --         36,590,074
 Forward Currency Contracts**..   --         10,309,232   --         10,309,232
                                  --    ---------------   --    ---------------
 TOTAL.........................   --    $14,946,364,273   --    $14,946,364,273
                                  ==    ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

              DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                               FACE
                                                              AMOUNT^    VALUE+
                                                              ------- ------------
                                                               (000)
BONDS -- (99.8%)
AUSTRALIA -- (0.4%)
Australia Government Bond
    3.250%, 04/21/29..................................... AUD   5,000 $  3,916,605
                                                                      ------------
AUSTRIA -- (3.7%)
Republic of Austria Government Bond
U   0.750%, 10/20/26..................................... EUR   9,650   11,566,332
U   0.750%, 02/20/28..................................... EUR  23,200   27,492,175
                                                                      ------------
TOTAL AUSTRIA............................................               39,058,507
                                                                      ------------
BELGIUM -- (7.2%)
Dexia Credit Local SA
    1.000%, 10/18/27..................................... EUR  32,450   38,158,507
Kingdom of Belgium Government Bond
U   0.800%, 06/22/27..................................... EUR   1,300    1,544,964
U   1.000%, 06/22/31..................................... EUR  31,300   36,611,633
                                                                      ------------
TOTAL BELGIUM............................................               76,315,104
                                                                      ------------
CANADA -- (11.9%)
Alberta, Province of Canada
    2.900%, 09/20/29..................................... CAD  10,300    7,797,469
    3.500%, 06/01/31..................................... CAD   5,000    4,008,033
British Columbia, Province of Canada
    5.700%, 06/18/29..................................... CAD  21,958   21,170,898
Manitoba, Province of Canada
    3.250%, 09/05/29..................................... CAD  32,700   25,355,351
Ontario, Province of Canada
    1.875%, 05/21/24..................................... EUR   4,300    5,439,341
    6.500%, 03/08/29..................................... CAD   9,600    9,658,817
Quebec, Province of Canada
    0.875%, 05/04/27..................................... EUR  32,763   38,384,587
Saskatchewan, Province of Canada
    6.400%, 09/05/31..................................... CAD  13,000   13,534,251
                                                                      ------------
TOTAL CANADA.............................................              125,348,747
                                                                      ------------
DENMARK -- (3.9%)
Denmark Government Bond
    0.500%, 11/15/27..................................... DKK 263,500   41,704,745
                                                                      ------------
FINLAND -- (3.6%)
Finland Government Bond
U   2.750%, 07/04/28..................................... EUR  26,850   37,889,138
                                                                      ------------
FRANCE -- (20.1%)
Agence Francaise de Developpement
    0.250%, 07/21/26..................................... EUR  16,600   18,771,843

                                                               FACE
                                                              AMOUNT^    VALUE+
                                                              ------- ------------
                                                               (000)
FRANCE -- (Continued)
    0.875%, 05/25/31..................................... EUR   5,500 $  6,224,075
Caisse d'Amortissement de la Dette Sociale
    4.000%, 12/15/25..................................... EUR   6,400    9,446,551
French Republic Government Bond OAT
    2.750%, 10/25/27..................................... EUR  30,126   42,176,412
    0.750%, 05/25/28..................................... EUR  60,600   71,401,020
SNCF Mobilites
    5.375%, 03/18/27..................................... GBP  12,566   20,862,823
SNCF Reseau EPIC
    3.125%, 10/25/28..................................... EUR   6,600    9,424,867
    5.250%, 12/07/28..................................... GBP  13,923   23,673,446
UNEDIC ASSEO
    1.500%, 04/20/32..................................... EUR   9,000   11,116,512
                                                                      ------------
TOTAL FRANCE.............................................              213,097,549
                                                                      ------------
GERMANY -- (7.6%)
Deutsche Bahn Finance GMBH
    3.125%, 07/24/26..................................... GBP  15,550   22,312,494
    0.625%, 09/26/28..................................... EUR   1,000    1,130,644
Kreditanstalt fuer Wiederaufbau
    2.050%, 02/16/26..................................... JPY 399,000    4,127,480
    2.050%, 02/16/26..................................... JPY  36,000      372,404
    0.500%, 09/15/27..................................... EUR  29,900   34,524,281
State of North Rhine-Westphalia Germany
    0.500%, 02/16/27..................................... EUR  15,440   17,847,747
                                                                      ------------
TOTAL GERMANY............................................               80,315,050
                                                                      ------------
NETHERLANDS -- (4.2%)
Bank Nederlandse Gemeenten NV
    0.625%, 06/19/27..................................... EUR  10,125   11,735,550
Nederlandse Waterschapsbank NV
    0.500%, 04/29/30..................................... EUR   2,500    2,739,851
Netherlands Government Bond
    0.750%, 07/15/27..................................... EUR   3,000    3,607,370
    5.500%, 01/15/28..................................... EUR  15,250   26,249,781
                                                                      ------------
TOTAL NETHERLANDS........................................               44,332,552
                                                                      ------------
NORWAY -- (4.6%)
Kommunalbanken A.S.
    0.625%, 04/20/26..................................... EUR  14,000   16,334,867

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED


                                                                FACE
                                                               AMOUNT^     VALUE+
                                                              --------- ------------
                                                                (000)
NORWAY -- (Continued)
Norway Government Bond
U   1.500%, 02/19/26..................................... NOK   270,000 $ 32,515,922
                                                                        ------------
TOTAL NORWAY.............................................                 48,850,789
                                                                        ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (16.8%)
Asian Development Bank
    2.350%, 06/21/27..................................... JPY 2,990,000   32,125,085
Council Of Europe Development Bank
    0.750%, 01/24/28..................................... EUR     2,500    2,924,953
European Financial Stability Facility
    0.875%, 07/26/27..................................... EUR    33,000   39,161,665
European Investment Bank
    1.250%, 05/12/25..................................... SEK    50,000    5,826,395
    1.250%, 05/12/25..................................... SEK    25,000    2,913,198
    1.900%, 01/26/26..................................... JPY 1,721,000   17,571,746
    2.150%, 01/18/27..................................... JPY   260,000    2,738,172
    6.000%, 12/07/28..................................... GBP     1,300    2,388,008
    5.625%, 06/07/32..................................... GBP     1,800    3,435,876
European Stability Mechanism
    0.750%, 03/15/27..................................... EUR    32,500   38,261,919
European Union
    2.875%, 04/04/28..................................... EUR    21,460   30,174,229
                                                                        ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.............                177,521,246
                                                                        ------------

                                                               FACE
                                                              AMOUNT^     VALUE+
                                                              ------- --------------
                                                               (000)
SWEDEN -- (3.9%)
Sweden Government Bond
    2.250%, 06/01/32..................................... SEK 315,000 $   41,697,525
                                                                      --------------
UNITED KINGDOM -- (11.9%)
Network Rail Infrastructure Finance P.L.C.
    4.375%, 12/09/30..................................... GBP   1,200      2,023,173
United Kingdom Gilt
    1.500%, 07/22/26..................................... GBP  15,000     20,029,244
    4.750%, 12/07/30..................................... GBP  56,450    100,860,708
    4.250%, 06/07/32..................................... GBP   1,400      2,442,313
                                                                      --------------
TOTAL UNITED KINGDOM.....................................                125,355,438
                                                                      --------------
TOTAL BONDS..............................................              1,055,402,995
                                                                      --------------
U.S. TREASURY OBLIGATIONS -- (0.2%)
U.S. Treasury Bonds
    5.375%, 02/15/31.....................................       2,050      2,561,139
                                                                      --------------
TOTAL INVESTMENT SECURITIES..............................              1,057,964,134
                                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $1,060,585,679)^^..................................             $1,057,964,134
                                                                      ==============

At July 31, 2018, DFA World ex U.S. Government Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                UNREALIZED
                                                                                 FOREIGN
                                                                                 EXCHANGE
                                                                   SETTLEMENT  APPRECIATION
CURRENCY PURCHASED    CURRENCY SOLD          COUNTERPARTY             DATE    (DEPRECIATION)
------------------  ----------------- ---------------------------- ---------- --------------
CAD   1,290,373     USD       987,961 Citibank, N.A.                08/23/18    $    4,350
USD   33,262,303    NOK   269,842,131 Barclays Capital              08/08/18       171,522
USD   147,208,524   EUR   124,629,941 UBS AG                        08/15/18     1,336,084
USD   142,889,859   EUR   121,546,717 State Street Bank and Trust   08/17/18       605,703
USD   100,097,831   GBP    75,994,139 State Street Bank and Trust   08/21/18       275,265
USD   146,409,377   EUR   124,756,459 Citibank, N.A.                08/23/18       304,824
USD   2,503,693     JPY   278,005,957 Citibank, N.A.                08/27/18        13,384
USD   2,952,001     DKK    18,760,439 Citibank, N.A.                08/27/18         2,449
USD   15,046,666    EUR    12,733,528 Citibank, N.A.                10/05/18        85,839
                                                                                ----------
TOTAL APPRECIATION                                                              $2,799,420
EUR   3,858,602     USD     4,521,591 Citibank, N.A.                08/23/18    $   (2,712)
USD   27,709,282    GBP    21,204,609 Barclays Capital              08/07/18      (128,422)
USD   73,391,924    GBP    55,918,125 JP Morgan                     08/07/18       (18,163)
USD   3,944,245     AUD     5,339,614 Bank of America Corp.         08/21/18       (23,256)
USD   83,299,775    CAD   109,530,907 Citibank, N.A.                08/23/18      (930,652)
USD   142,724,433   EUR   122,600,894 State Street Bank and Trust   08/24/18      (866,028)
USD   38,963,686    DKK   249,751,887 Barclays Capital              08/27/18      (302,791)
USD   54,237,404    JPY 6,112,566,781 State Street Bank and Trust   08/27/18      (517,464)

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED

                                                                        UNREALIZED
                                                                         FOREIGN
                                                                         EXCHANGE
                                                           SETTLEMENT  APPRECIATION
CURRENCY PURCHASED   CURRENCY SOLD      COUNTERPARTY          DATE    (DEPRECIATION)
------------------   --------------- ---------------------- ---------- -------------
USD    3,090,046    SEK  27,329,685 Bank of America Corp.   08/28/18   $   (24,066)
USD    48,175,899   SEK 424,727,288 JP Morgan               08/28/18      (220,134)
USD    9,408,424    EUR   8,013,915 Bank of America Corp.   10/05/18        (7,253)
                                                                       -----------
TOTAL (DEPRECIATION)                                                   $(3,040,941)
                                                                       -----------
TOTAL APPRECIATION
(DEPRECIATION)                                                         $  (241,521)
                                                                       ===========

AUD Australian Dollars
CAD Canadian Dollars
DKK Danish Krone
EUR Euro
GBP British Pounds
JPY Japanese Yen
NOK Norwegian Krone
SEK Swedish Krona

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
-      -                                                     ----------------------------------------------
                                                             LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
-      -                                                     ------- --------------  ------- --------------
Bonds
       Australia............................................   --    $    3,916,605    --    $    3,916,605
       Austria..............................................   --        39,058,507    --        39,058,507
       Belgium..............................................   --        76,315,104    --        76,315,104
       Canada...............................................   --       125,348,747    --       125,348,747
       Denmark..............................................   --        41,704,745    --        41,704,745
       Finland..............................................   --        37,889,138    --        37,889,138
       France...............................................   --       213,097,549    --       213,097,549
       Germany..............................................   --        80,315,050    --        80,315,050
       Netherlands..........................................   --        44,332,552    --        44,332,552
       Norway...............................................   --        48,850,789    --        48,850,789
       Supranational Organization Obligations...............   --       177,521,246    --       177,521,246
       Sweden...............................................   --        41,697,525    --        41,697,525
       United Kingdom.......................................   --       125,355,438    --       125,355,438
U.S. Treasury Obligations...................................   --         2,561,139    --         2,561,139
Forward Currency Contracts**................................   --          (241,521)   --          (241,521)
                                                               --    --------------    --    --------------
TOTAL.......................................................   --    $1,057,722,613    --    $1,057,722,613
                                                               ==    ==============    ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

              DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT      VALUE+
                                                          ------- --------------
                                                          (000)
                                                          -------
AGENCY OBLIGATIONS -- (28.1%)
Federal Farm Credit Bank
    5.350%, 08/07/20.....................................   4,693 $    4,930,198
    3.650%, 12/21/20.....................................  30,822     31,412,550
    5.250%, 03/02/21.....................................   4,273      4,524,979
    5.220%, 02/22/22.....................................   3,503      3,770,629
    5.210%, 12/19/22.....................................  14,851     16,197,466
    5.250%, 03/06/23.....................................   4,203      4,615,403
    5.220%, 05/15/23.....................................  33,694     37,062,726
    3.500%, 12/20/23.....................................   6,000      6,146,676
Federal Home Loan Bank
    2.875%, 09/11/20.....................................   5,295      5,307,332
    5.250%, 12/11/20.....................................   5,290      5,581,929
    5.000%, 03/12/21.....................................   3,645      3,842,009
    2.250%, 06/11/21.....................................  49,035     48,125,107
    3.625%, 06/11/21.....................................   7,030      7,182,410
    5.625%, 06/11/21.....................................  15,905     17,125,979
    2.375%, 09/10/21.....................................  27,565     27,088,208
    3.000%, 09/10/21.....................................  21,875     21,975,603
    2.625%, 12/10/21.....................................  75,370     74,862,458
    5.000%, 12/10/21.....................................  31,875     34,069,116
    2.250%, 03/11/22.....................................   7,005      6,863,779
    2.500%, 03/11/22.....................................   7,705      7,614,751
    5.250%, 06/10/22.....................................   5,780      6,261,786
    5.750%, 06/10/22.....................................  13,660     15,096,786
    2.000%, 09/09/22.....................................  11,365     10,988,057
    5.375%, 09/30/22.....................................  44,400     48,756,350
    5.250%, 12/09/22.....................................  10,510     11,492,727
    2.125%, 03/10/23.....................................  10,000      9,612,640
    4.750%, 03/10/23.....................................  34,465     37,071,071
    3.250%, 06/09/23.....................................  24,520     24,826,892
    2.500%, 12/08/23.....................................  25,000     24,486,675
    3.250%, 03/08/24.....................................  20,000     20,320,400
    2.875%, 06/14/24.....................................  61,000     60,351,204
    5.375%, 08/15/24.....................................  29,950     33,898,039
    5.365%, 09/09/24.....................................   1,400      1,580,386
    2.875%, 09/13/24.....................................  71,500     70,943,015
    2.750%, 12/13/24.....................................  20,000     19,714,200
    4.375%, 03/13/26.....................................  14,080     15,185,660
    5.750%, 06/12/26.....................................   8,080      9,534,958
    3.000%, 09/11/26.....................................  50,885     50,080,305
    2.500%, 12/10/27.....................................  39,130     36,639,806
    3.000%, 03/10/28.....................................   7,640      7,444,393
Tennessee Valley Authority
    3.875%, 02/15/21.....................................  74,241     76,064,804
    1.875%, 08/15/22.....................................  89,450     86,083,728
    2.875%, 09/15/24..................................... 117,875    116,542,659
    6.750%, 11/01/25.....................................  47,282     58,050,996
    2.875%, 02/01/27..................................... 135,706    131,528,698
    7.125%, 05/01/30.....................................  15,000     20,410,320
                                                                  --------------
TOTAL AGENCY OBLIGATIONS.................................          1,371,265,863
                                                                  --------------

                                                             FACE
                                                            AMOUNT       VALUE+
                                                          ---------- --------------
                                                            (000)
                                                          ----------
U.S. TREASURY OBLIGATIONS -- (71.5%)
U.S. Treasury Bonds
    7.250%, 08/15/22.....................................     21,541 $   25,167,279
    6.250%, 08/15/23.....................................    100,259    116,210,479
    7.500%, 11/15/24.....................................     92,352    116,735,598
    6.875%, 08/15/25.....................................     75,630     94,634,366
    6.000%, 02/15/26.....................................     88,833    107,300,064
    6.750%, 08/15/26.....................................     98,183    125,052,672
    6.625%, 02/15/27.....................................     98,828    126,310,038
    5.250%, 11/15/28.....................................     95,132    114,266,287
    5.250%, 02/15/29.....................................     98,750    119,048,116
    6.125%, 08/15/29.....................................    102,528    132,769,755
    6.250%, 05/15/30.....................................    140,289    185,697,134
    5.375%, 02/15/31.....................................    112,000    139,925,625
U.S. Treasury Notes
    2.000%, 10/31/21.....................................     64,843     63,252,125
    1.500%, 02/28/23.....................................     94,000     88,617,032
    1.500%, 03/31/23.....................................     89,000     83,816,445
    1.250%, 07/31/23.....................................     77,000     71,276,133
    1.625%, 10/31/23.....................................     74,000     69,554,219
    2.750%, 11/15/23.....................................     87,000     86,531,016
    2.750%, 02/15/24.....................................    105,538    104,853,850
    2.500%, 05/15/24.....................................     75,000     73,441,406
    2.125%, 07/31/24.....................................     11,000     10,534,648
    2.250%, 11/15/24.....................................     85,500     82,263,692
    2.250%, 12/31/24.....................................     45,000     43,263,281
    2.500%, 01/31/25.....................................     50,000     48,781,250
    2.000%, 02/15/25.....................................     80,000     75,631,250
    2.125%, 05/15/25.....................................     80,000     76,075,000
    2.000%, 08/15/25.....................................    144,000    135,568,125
    2.250%, 11/15/25.....................................    112,000    107,008,125
    1.625%, 02/15/26.....................................    141,000    128,524,805
    1.625%, 05/15/26.....................................    103,000     93,613,321
    1.500%, 08/15/26.....................................    183,000    164,142,421
    2.000%, 11/15/26.....................................    184,300    171,478,192
    2.250%, 02/15/27.....................................    161,500    152,996,016
    2.250%, 08/15/27.....................................    131,000    123,677,304
    2.250%, 11/15/27.....................................     35,000     32,990,234
                                                                     --------------
TOTAL U.S. TREASURY OBLIGATIONS..........................             3,491,007,303
                                                                     --------------
TOTAL INVESTMENT SECURITIES..............................             4,862,273,166
                                                                     --------------
                                                            SHARES
                                                          ----------
TEMPORARY CASH INVESTMENTS -- (0.4%)...............................................
    State Street Institutional U.S. Government Money
      Market Fund,
    1.830%............................................... 18,228,785     18,228,785
                                                                     --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $5,067,975,828)^^............................................. $4,880,501,951
                                                                     ==============

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
-                            -------------------------------------------------
                               LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
-                            ----------- -------------- ------- --------------
Agency Obligations..........          -- $1,371,265,863   --    $1,371,265,863
U.S. Treasury Obligations...          --  3,491,007,303   --     3,491,007,303
Temporary Cash Investments.. $18,228,785             --   --        18,228,785
                             ----------- --------------   --    --------------
TOTAL....................... $18,228,785 $4,862,273,166   --    $4,880,501,951
                             =========== ==============   ==    ==============

                   DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
                                                              -------
BONDS -- (98.3%)
21st Century Fox America, Inc.
    5.650%, 08/15/20.....................................      4,210  $ 4,394,428
    4.500%, 02/15/21.....................................      7,638    7,838,521
Abbott Laboratories
    2.000%, 03/15/20.....................................     13,567   13,349,645
#   4.125%, 05/27/20.....................................      3,000    3,051,255
    2.800%, 09/15/20.....................................      2,490    2,471,313
AbbVie, Inc.
#   2.500%, 05/14/20.....................................     24,891   24,607,648
    2.900%, 11/06/22.....................................      1,252    1,219,561
Advance Auto Parts, Inc.
    5.750%, 05/01/20.....................................      2,825    2,927,775
Aetna, Inc.
    2.200%, 03/15/19.....................................      2,696    2,686,465
    2.750%, 11/15/22.....................................      2,000    1,923,260
Aflac, Inc.
    3.625%, 06/15/23.....................................        706      709,215
Agence Francaise de Developpement
    1.625%, 01/21/20.....................................     25,000   24,544,975
Agilent Technologies, Inc.
    5.000%, 07/15/20.....................................      1,690    1,746,069
Air Products & Chemicals, Inc.
    3.000%, 11/03/21.....................................      5,000    4,966,538
Airbus Finance BV
U   2.700%, 04/17/23.....................................      7,000    6,764,781
Alberta, Province of Canada
    1.750%, 08/26/20.....................................     15,000   14,626,215
Alimentation Couche-Tard, Inc.
U   2.700%, 07/26/22.....................................      3,000    2,886,061
Allergan Finance LLC
    3.250%, 10/01/22.....................................     18,630   18,174,038
Allergan Funding SCS
#   3.450%, 03/15/22.....................................      9,749    9,640,344
Alphabet, Inc.
    3.625%, 05/19/21.....................................      1,000    1,019,984
Altria Group, Inc.
#   2.625%, 01/14/20.....................................      1,025    1,020,196
Amazon.com, Inc.
    2.600%, 12/05/19.....................................      3,113    3,107,970
Ameren Corp.
#   2.700%, 11/15/20.....................................      1,000      985,923
American Express Co.
    2.500%, 08/01/22.....................................      1,220    1,173,162
    2.650%, 12/02/22.....................................     12,256   11,793,826
American Express Credit Corp.
#   2.600%, 09/14/20.....................................     13,925   13,765,931
American Honda Finance Corp.
    1.375%, 11/10/22..................................... EUR  5,000    6,080,889

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
                                                              -------
American International Group, Inc.
    2.300%, 07/16/19.....................................      7,417  $ 7,384,959
    3.375%, 08/15/20.....................................      3,000    3,003,289
    6.400%, 12/15/20.....................................     11,283   12,070,968
Ameriprise Financial, Inc.
    5.300%, 03/15/20.....................................      6,957    7,198,257
AmerisourceBergen Corp.
    3.500%, 11/15/21.....................................      2,000    2,000,514
Amgen, Inc.
    2.200%, 05/22/19.....................................      8,690    8,660,614
    3.450%, 10/01/20.....................................      4,990    5,022,491
    4.100%, 06/15/21.....................................      5,000    5,103,699
    2.650%, 05/11/22.....................................      2,200    2,136,688
Amphenol Corp.
#   2.550%, 01/30/19.....................................        452      451,557
Anglo American Capital P.L.C.
U   3.750%, 04/10/22.....................................      1,243    1,225,076
Anheuser-Busch InBev Finance, Inc.
    2.650%, 02/01/21.....................................      5,000    4,938,707
    2.625%, 01/17/23.....................................      5,540    5,349,258
Anthem, Inc.
    2.250%, 08/15/19.....................................      6,983    6,940,479
ANZ New Zealand International, Ltd.
    0.400%, 03/01/22..................................... EUR  9,750   11,375,418
AP Moller--Maersk A.S.
U   2.875%, 09/28/20.....................................      3,000    2,953,863
Apache Corp.
    6.900%, 09/15/18.....................................        200      201,014
    3.250%, 04/15/22.....................................     30,980   30,596,777
#   2.625%, 01/15/23.....................................      1,256    1,196,604
Apple, Inc.
    2.100%, 05/06/19.....................................      3,000    2,993,410
    2.000%, 05/06/20.....................................      1,782    1,757,938
    2.250%, 02/23/21.....................................      4,000    3,929,998
    2.850%, 05/06/21.....................................     29,000   28,916,692
#   1.550%, 08/04/21.....................................     10,000    9,583,613
    2.500%, 02/09/22.....................................     12,191   11,945,181
#   2.300%, 05/11/22.....................................     11,657   11,322,094
Applied Materials, Inc.
    2.625%, 10/01/20.....................................      1,590    1,573,630
Arizona Public Service Co.
    8.750%, 03/01/19.....................................      1,788    1,848,042
ASB Finance, Ltd.
    0.500%, 06/10/22..................................... EUR  2,200    2,566,558
Asian Development Bank
    1.750%, 09/11/18.....................................      7,409    7,404,925
#   1.875%, 04/12/19.....................................     17,884   17,807,027
    1.625%, 03/16/21.....................................      6,000    5,811,259
Associated Banc-Corp
    2.750%, 11/15/19.....................................        447      444,471

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
                                                              -------
Assurant, Inc.
    4.000%, 03/15/23.....................................      8,305  $ 8,204,446
AstraZeneca P.L.C.
    2.375%, 11/16/20.....................................     23,256   22,802,741
AT&T, Inc.
#   5.800%, 02/15/19.....................................      3,751    3,810,400
    4.600%, 02/15/21.....................................      8,793    8,997,695
    3.800%, 03/15/22.....................................     11,600   11,632,364
    2.500%, 03/15/23..................................... EUR  8,000   10,042,190
Australia & New Zealand Banking Group, Ltd.
    2.250%, 06/13/19.....................................     15,154   15,094,116
#   2.700%, 11/16/20.....................................      1,000      987,220
    3.300%, 03/07/22..................................... AUD 19,300   14,486,822
    2.625%, 05/19/22.....................................     10,000    9,662,100
Autodesk, Inc.
    3.125%, 06/15/20.....................................     14,337   14,276,175
AutoZone, Inc.
    2.875%, 01/15/23.....................................     22,501   21,722,690
Avnet, Inc.
    4.875%, 12/01/22.....................................      4,291    4,421,146
Banco Santander SA
    3.848%, 04/12/23.....................................     25,400   25,130,252
Bank Nederlandse Gemeenten NV
    4.375%, 02/16/21.....................................     11,000   11,371,701
    1.625%, 04/19/21.....................................     46,168   44,536,469
U   2.375%, 02/01/22.....................................     29,000   28,326,707
    2.375%, 02/01/22.....................................     41,400   40,438,816
    2.500%, 01/23/23.....................................     10,000    9,759,180
Bank of America Corp.
    2.650%, 04/01/19.....................................      4,255    4,255,336
    2.625%, 10/19/20.....................................      5,000    4,942,175
    5.700%, 01/24/22.....................................     21,571   23,292,220
    3.228%, 06/22/22..................................... CAD  4,130    3,184,785
#   3.300%, 01/11/23.....................................        563      555,564
Bank of Montreal
    1.900%, 08/27/21.....................................     32,954   31,566,004
Bank of New York Mellon Corp. (The)
    5.450%, 05/15/19.....................................        809      827,055
#   2.150%, 02/24/20.....................................     15,585   15,391,420
Bank of Nova Scotia (The)
    2.050%, 06/05/19.....................................         10        9,953
    2.350%, 10/21/20.....................................      1,315    1,291,365
#   2.450%, 03/22/21.....................................     37,679   36,862,438
    2.700%, 03/07/22.....................................      3,605    3,522,099
Barclays P.L.C.
#   2.750%, 11/08/19.....................................     25,424   25,257,854
    1.500%, 04/01/22..................................... EUR  1,764    2,111,461
BAT International Finance P.L.C.
    3.250%, 06/07/22.....................................      7,350    7,202,280
Baxalta, Inc.
    2.875%, 06/23/20.....................................      4,024    3,982,717
Bayer U.S. Finance LLC
    2.375%, 10/08/19.....................................      5,616    5,574,088

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
                                                              -------
Bayer US Finance II LLC
U   1.850%, 11/15/18.....................................     24,511  $24,454,587
#U  2.125%, 07/15/19.....................................      2,236    2,218,029
BB&T Corp.
    2.050%, 05/10/21.....................................      3,500    3,380,234
Beam Suntory, Inc.
    3.250%, 06/15/23.....................................     10,000    9,700,510
Berkshire Hathaway Finance Corp.
    2.900%, 10/15/20.....................................      3,000    2,997,021
Berkshire Hathaway, Inc.
    2.100%, 08/14/19.....................................      8,152    8,109,044
    2.200%, 03/15/21.....................................      8,295    8,150,355
Biogen, Inc.
    2.900%, 09/15/20.....................................     19,046   18,962,558
#   3.625%, 09/15/22.....................................      6,426    6,445,342
BlackRock, Inc.
#   4.250%, 05/24/21.....................................      2,850    2,940,108
BMW US Capital LLC
    0.625%, 04/20/22..................................... EUR  2,000    2,371,615
BNP Paribas SA
    2.875%, 10/24/22..................................... EUR  5,000    6,437,529
Booking Holdings, Inc.
    0.800%, 03/10/22..................................... EUR  7,866    9,319,420
Boston Scientific Corp.
    2.850%, 05/15/20.....................................      9,273    9,190,794
BP Capital Markets P.L.C.
    2.315%, 02/13/20.....................................     14,259   14,116,131
BP Capital Markets PLC
#   2.112%, 09/16/21.....................................      1,000      965,870
#   2.500%, 11/06/22.....................................      2,000    1,929,929
BPCE SA
    2.250%, 01/27/20.....................................     13,175   12,973,515
    2.750%, 12/02/21.....................................      1,000      970,974
    1.125%, 12/14/22..................................... EUR  2,500    3,008,506
British Telecommunications
   P.L.C.
    0.500%, 06/23/22..................................... EUR  1,600    1,869,718
    1.125%, 03/10/23..................................... EUR  3,000    3,565,175
Buckeye Partners L.P.
    2.650%, 11/15/18.....................................        889      889,187
Caisse d'Amortissement de la
   Dette Sociale
    2.000%, 04/17/20.....................................     17,000   16,750,440
    2.000%, 03/22/21.....................................     25,435   24,775,877
    0.125%, 11/25/22..................................... EUR 26,900   31,679,099
Canada Housing Trust No. 1
U   1.750%, 06/15/22..................................... CAD 20,000   14,977,745
Canadian Natural Resources, Ltd.
#   2.950%, 01/15/23.....................................     12,000   11,586,018
Canadian Pacific Railway Co.
    7.250%, 05/15/19.....................................      2,576    2,661,456
Capital One Bank USA NA
    2.300%, 06/05/19.....................................      3,968    3,951,562
Capital One Financial Corp.
    2.450%, 04/24/19.....................................      4,383    4,374,586

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
                                                              -------
CBS Corp.
    2.300%, 08/15/19.....................................     11,110  $11,039,108
    3.375%, 03/01/22.....................................      5,000    4,933,000
Celgene Corp.
#   3.550%, 08/15/22.....................................      9,995    9,944,725
Chevron Corp.
    1.961%, 03/03/20.....................................      5,358    5,290,041
    1.991%, 03/03/20.....................................      1,500    1,481,058
#   2.419%, 11/17/20.....................................     15,151   14,989,771
    2.100%, 05/16/21.....................................     25,500   24,925,879
    2.498%, 03/03/22.....................................     10,030    9,835,337
Chubb INA Holdings, Inc.
    2.300%, 11/03/20.....................................      8,000    7,858,831
    2.875%, 11/03/22.....................................      3,000    2,942,010
Church & Dwight Co., Inc.
    2.875%, 10/01/22.....................................      7,000    6,834,590
Cisco Systems, Inc.
#   2.125%, 03/01/19.....................................      2,144    2,139,725
    4.450%, 01/15/20.....................................      4,896    5,009,954
#   2.450%, 06/15/20.....................................      2,895    2,872,703
    2.200%, 02/28/21.....................................     57,736   56,630,781
    1.850%, 09/20/21.....................................     20,960   20,229,745
Citigroup, Inc.
    2.500%, 09/26/18.....................................      8,472    8,473,517
#   2.550%, 04/08/19.....................................      1,942    1,940,599
Citizens Bank NA
    2.650%, 05/26/22.....................................      8,635    8,326,731
Citizens Bank NA/ Providence
    2.450%, 12/04/19.....................................      2,175    2,156,768
CNA Financial Corp.
    5.875%, 08/15/20.....................................      1,000    1,047,976
Coca-Cola Co. (The)
#   1.875%, 10/27/20.....................................     16,673   16,286,967
    3.150%, 11/15/20.....................................      1,020    1,024,778
#   1.550%, 09/01/21.....................................      2,500    2,391,126
    3.300%, 09/01/21.....................................     14,000   14,122,349
    2.200%, 05/25/22.....................................     20,425   19,760,371
Coca-Cola European Partners US LLC
    3.500%, 09/15/20.....................................      4,591    4,606,282
Comcast Corp.
#   3.125%, 07/15/22.....................................      5,725    5,639,869
Comerica, Inc.
    2.125%, 05/23/19.....................................      2,057    2,046,309
Commonwealth Bank of Australia
    2.300%, 09/06/19.....................................     27,525   27,347,856
U   2.250%, 03/10/20.....................................      5,000    4,925,888
#   2.300%, 03/12/20.....................................      4,500    4,434,401
    2.400%, 11/02/20.....................................     10,000    9,798,869
    2.900%, 07/12/21..................................... AUD  5,000    3,713,218
U   2.000%, 09/06/21.....................................      5,000    4,783,393
    3.250%, 01/17/22..................................... AUD  5,000    3,748,252
U   2.750%, 03/10/22.....................................     11,500   11,174,824
    3.250%, 03/31/22..................................... AUD  3,200    2,395,631
Constellation Brands, Inc.
    2.700%, 05/09/22.....................................      4,935    4,772,104
    3.200%, 02/15/23.....................................      5,191    5,072,532

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
                                                              -------
Cooperatieve Rabobank UA
#   2.500%, 01/19/21.....................................     15,935  $15,629,985
    0.125%, 10/11/21..................................... EUR  2,750    3,216,526
    2.750%, 01/10/22.....................................      5,928    5,792,545
    4.000%, 01/11/22..................................... EUR  2,500    3,301,259
#   3.875%, 02/08/22.....................................     17,836   18,078,391
    4.750%, 06/06/22..................................... EUR  3,000    4,105,832
    0.500%, 12/06/22..................................... EUR  3,496    4,115,298
Corning, Inc.
    4.250%, 08/15/20.....................................      2,850    2,898,077
Costco Wholesale Corp.
    1.700%, 12/15/19.....................................          2        1,971
Cox Communications, Inc.
#U  3.250%, 12/15/22.....................................        770      745,392
CPPIB Capital, Inc.
#U  2.250%, 01/25/22.....................................     25,400   24,652,536
    2.250%, 01/25/22.....................................     36,750   35,668,532
Credit Suisse AG
    2.300%, 05/28/19.....................................      9,827    9,791,824
Credit Suisse Group Funding Guernsey, Ltd.
    1.250%, 04/14/22..................................... EUR 10,220   12,194,289
CVS Health Corp.
    2.250%, 08/12/19.....................................      5,370    5,337,823
    2.750%, 12/01/22.....................................      2,120    2,037,041
Daimler Finance North America LLC
U   2.250%, 03/02/20.....................................      9,750    9,597,023
Daiwa Securities Group, Inc.
U   3.129%, 04/19/22.....................................     10,000    9,788,799
Danone SA
U   2.077%, 11/02/21.....................................      5,000    4,769,467
Danske Bank A.S.
#U  2.750%, 09/17/20.....................................     15,822   15,613,301
Deutsche Bank AG
    2.500%, 02/13/19.....................................      1,650    1,641,480
    2.500%, 02/13/19.....................................      5,942    5,911,316
    3.125%, 01/13/21.....................................      4,900    4,773,860
    1.500%, 01/20/22..................................... EUR  6,000    7,046,486
    2.375%, 01/11/23..................................... EUR  9,700   11,743,693
Deutsche Telekom International Finance BV
    6.000%, 07/08/19.....................................      3,099    3,187,961
U   1.950%, 09/19/21.....................................      2,535    2,418,863
Dexia Credit Local SA
    0.625%, 01/21/22..................................... EUR    750      895,620
    0.250%, 06/02/22..................................... EUR  8,000    9,418,169
    0.750%, 01/25/23..................................... EUR  1,200    1,437,233
Discovery Communications LLC
    2.750%, 11/15/19.....................................     19,864   19,709,929
#   3.300%, 05/15/22.....................................      6,000    5,902,620
    3.500%, 06/15/22.....................................     10,000    9,868,314
Dollar General Corp.
    3.250%, 04/15/23.....................................      8,009    7,844,967
Dominion Energy Gas Holdings LLC
#   2.800%, 11/15/20.....................................      5,000    4,934,465

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
                                                              -------
Dominion Energy, Inc.
    2.500%, 12/01/19.....................................      7,881  $ 7,835,674
Dow Chemical Co. (The)
    4.250%, 11/15/20.....................................      7,657    7,807,268
    3.000%, 11/15/22.....................................      9,897    9,658,581
DTE Energy Co.
    2.400%, 12/01/19.....................................     18,342   18,144,988
Duke Energy Corp.
    5.050%, 09/15/19.....................................        586      598,542
DXC Technology Co.
    4.450%, 09/18/22.....................................      1,250    1,275,209
E*TRADE Financial Corp.
    2.950%, 08/24/22.....................................      4,060    3,933,856
Eastman Chemical Co.
    2.700%, 01/15/20.....................................      3,756    3,732,491
Eaton Corp.
    2.750%, 11/02/22.....................................      1,285    1,246,753
eBay, Inc.
#   2.200%, 08/01/19.....................................      4,184    4,161,093
    3.800%, 03/09/22.....................................      1,636    1,655,063
Edison International
    2.400%, 09/15/22.....................................      1,500    1,421,470
EI du Pont de Nemours & Co.
    4.625%, 01/15/20.....................................      1,289    1,320,525
#   4.250%, 04/01/21.....................................      3,035    3,102,673
#   2.800%, 02/15/23.....................................      1,000      971,869
Electricite de France SA
U   2.350%, 10/13/20.....................................      1,500    1,471,859
Electronic Arts, Inc.
    3.700%, 03/01/21.....................................     11,879   11,989,317
EMD Finance LLC
U   2.400%, 03/19/20.....................................      1,755    1,729,453
Enbridge, Inc.
#   2.900%, 07/15/22.....................................     18,189   17,659,605
    3.190%, 12/05/22..................................... CAD  5,000    3,826,383
Energy Transfer Partners L.P.
    3.600%, 02/01/23.....................................      2,000    1,958,900
Enterprise Products Operating LLC
#   5.250%, 01/31/20.....................................      1,788    1,841,329
    3.350%, 03/15/23.....................................      6,000    5,919,133
Equifax, Inc.
    3.950%, 06/15/23.....................................     10,000    9,956,590
Equinor ASA
#   2.250%, 11/08/19.....................................      4,000    3,967,779
    2.900%, 11/08/20.....................................      2,780    2,761,218
    3.150%, 01/23/22.....................................      2,692    2,685,216
ERAC USA Finance LLC
U   2.350%, 10/15/19.....................................         77       76,305
European Financial Stability Facility
    0.000%, 11/17/22..................................... EUR 47,387   55,528,572
    0.500%, 01/20/23..................................... EUR 31,000   37,025,957
European Investment Bank
    1.875%, 03/15/19.....................................      4,471    4,456,194
    1.625%, 03/16/20.....................................     10,000    9,821,240
#   1.375%, 06/15/20.....................................      6,000    5,845,296
    2.875%, 09/15/20.....................................      9,000    9,012,321

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
                                                              -------
    1.625%, 12/15/20.....................................      8,000  $ 7,775,786
#   2.000%, 03/15/21.....................................      5,000    4,888,919
#   1.625%, 06/15/21.....................................     10,000    9,647,868
#   1.375%, 09/15/21.....................................     48,000   45,810,712
European Stability Mechanism
    0.000%, 10/18/22..................................... EUR 14,800   17,319,913
Eversource Energy
    2.500%, 03/15/21.....................................      5,500    5,385,658
Exelon Corp.
    2.850%, 06/15/20.....................................      1,399    1,385,655
    2.450%, 04/15/21.....................................        447      434,585
Exelon Generation Co. LLC
    2.950%, 01/15/20.....................................      7,064    7,029,305
#   3.400%, 03/15/22.....................................      1,600    1,589,776
Export Development Canada
    1.375%, 10/21/21.....................................     12,800   12,174,007
Express Scripts Holding Co.
    2.250%, 06/15/19.....................................      9,876    9,821,803
    3.900%, 02/15/22.....................................      1,000    1,001,656
Exxon Mobil Corp.
#   1.819%, 03/15/19.....................................     21,614   21,521,834
    1.912%, 03/06/20.....................................      8,143    8,031,746
#   2.222%, 03/01/21.....................................     56,895   55,896,959
    2.397%, 03/06/22.....................................      1,035    1,010,570
FedEx Corp.
    2.300%, 02/01/20.....................................      4,340    4,302,729
    1.000%, 01/11/23..................................... EUR  5,000    5,955,809
Fidelity National Information Services, Inc.
    3.625%, 10/15/20.....................................      6,415    6,449,787
    2.250%, 08/15/21.....................................      3,094    2,978,195
Fifth Third Bancorp
    2.300%, 03/01/19.....................................      8,884    8,867,918
FMS Wertmanagement
    1.375%, 06/08/21.....................................     10,000    9,577,532
Ford Credit Canada Co.
    2.766%, 06/22/22..................................... CAD  5,000    3,715,878
Ford Motor Credit Co. LLC
    2.459%, 03/27/20.....................................      5,365    5,283,132
    3.157%, 08/04/20.....................................     11,533   11,444,321
Fortune Brands Home & Security, Inc.
    3.000%, 06/15/20.....................................      6,500    6,449,696
French Republic Government Bond OAT
    2.250%, 10/25/22..................................... EUR 20,800   26,827,402
    1.750%, 05/25/23..................................... EUR 30,000   38,163,793
GATX Corp.
    2.500%, 03/15/19.....................................      6,103    6,087,844
GE Capital European Funding Un, Ltd. Co.
    4.350%, 11/03/21..................................... EUR  2,463    3,254,074
    0.800%, 01/21/22..................................... EUR  1,750    2,071,414
GE Capital International Funding Co., Unlimited Co.
#   2.342%, 11/15/20.....................................     19,970   19,550,775
General Electric Co.
    0.375%, 05/17/22..................................... EUR 13,519   15,729,131

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
                                                              -------
    0.375%, 05/17/22..................................... EUR  8,200  $ 9,540,563
General Motors Financial Co., Inc.
#   3.200%, 07/06/21.....................................     12,709   12,529,375
#   3.450%, 01/14/22.....................................     14,123   13,920,900
Gilead Sciences, Inc.
    4.500%, 04/01/21.....................................      1,198    1,234,531
GlaxoSmithKline Capital P.L.C.
#   2.850%, 05/08/22.....................................      2,000    1,972,101
GlaxoSmithKline Capital, Inc.
#   2.800%, 03/18/23.....................................      5,700    5,560,916
Goldcorp, Inc.
    3.625%, 06/09/21.....................................      4,553    4,541,829
Goldman Sachs Group, Inc. (The)
    7.500%, 02/15/19.....................................      8,000    8,208,515
    2.550%, 10/23/19.....................................      3,955    3,935,439
    2.750%, 09/15/20.....................................     10,000    9,902,582
    2.625%, 04/25/21.....................................        502      492,065
    5.750%, 01/24/22.....................................      5,000    5,340,850
Harley-Davidson Financial
    Services, Inc........................................
U   2.150%, 02/26/20.....................................     21,047   20,665,504
U   2.550%, 06/09/22.....................................      4,600    4,380,925
Harris Corp.
    2.700%, 04/27/20.....................................      4,247    4,210,508
Hartford Financial Services Group, Inc. (The)
    5.500%, 03/30/20.....................................      4,600    4,763,599
Hershey Co. (The)
    4.125%, 12/01/20.....................................        700      715,836
Hewlett Packard Enterprise Co.
    3.600%, 10/15/20.....................................     10,000   10,056,065
HP, Inc.
    4.300%, 06/01/21.....................................      1,000    1,022,150
HSBC USA, Inc.
    2.375%, 11/13/19.....................................      2,683    2,663,507
    2.350%, 03/05/20.....................................      5,500    5,435,742
Humana, Inc.
    2.625%, 10/01/19.....................................      3,845    3,824,556
Iberdrola Finance Ireland DAC
U   5.000%, 09/11/19.....................................      6,662    6,787,521
Indiana Michigan Power Co.
    7.000%, 03/15/19.....................................      2,236    2,294,628
ING Bank NV
U   2.750%, 03/22/21.....................................      6,000    5,905,031
Integrys Holding, Inc.
    4.170%, 11/01/20.....................................      1,000    1,016,331
Intel Corp.
    3.300%, 10/01/21.....................................      5,000    5,036,191
Inter-American Development Bank
#   1.875%, 06/16/20.....................................      7,000    6,892,046
    2.125%, 11/09/20.....................................     35,000   34,444,585
    2.125%, 01/18/22.....................................     10,000    9,717,640

                                                               FACE
                                                              AMOUNT^    VALUE+
                                                              ------- ------------
                                                               (000)
                                                              -------
International Bank for Reconstruction & Development
    # 1.375%, 05/24/21...................................       5,000 $  4,797,340
    2.250%, 06/24/21.....................................       6,000    5,893,392
    2.600%, 09/20/22..................................... AUD  12,000    8,913,374
International Business Machines Corp.
    2.250%, 02/19/21.....................................       4,000    3,928,612
    2.500%, 01/27/22.....................................       5,000    4,879,641
Intesa Sanpaolo SpA
    0.875%, 06/27/22..................................... EUR  18,581   21,363,187
    3.125%, 07/14/22.....................................       1,420    1,323,458
Italy Buoni Poliennali Del Tesoro
    1.450%, 09/15/22..................................... EUR  21,500   24,926,923
Japan Finance Organization for Municipalities
    2.500%, 09/12/18.....................................       6,886    6,882,901
    2.125%, 03/06/19.....................................       4,472    4,452,949
Jersey Central Power & Light Co.
    7.350%, 02/01/19.....................................       7,492    7,644,939
John Deere Capital Corp.
    2.050%, 03/10/20.....................................      10,620   10,475,750
Johnson & Johnson
    # 1.650%, 03/01/21...................................       9,000    8,762,746
    2.250%, 03/03/22.....................................       5,000    4,875,132
JPMorgan Chase & Co.
    6.300%, 04/23/19.....................................         894      917,343
    2.550%, 10/29/20.....................................      11,000   10,828,686
    4.350%, 08/15/21.....................................       4,994    5,116,901
Kellogg Co.
    0.800%, 11/17/22..................................... EUR   2,250    2,661,873
Keurig Dr Pepper, Inc.
    3.200%, 11/15/21.....................................       5,000    4,924,827
Keurig Dr Pepper, Inc.
    2.600%, 01/15/19.....................................         939      938,138
    2.700%, 11/15/22.....................................       2,000    1,898,611
Keurig Dr. Pepper, Inc.
    2.000%, 01/15/20.....................................         747      731,571
KeyCorp
    2.900%, 09/15/20.....................................      11,259   11,160,663
    5.100%, 03/24/21.....................................       8,008    8,340,876
Kommunalbanken A.S.
    1.750%, 05/28/19.....................................      17,884   17,754,341
    1.625%, 02/10/21.....................................      15,000   14,517,930
    2.250%, 01/25/22.....................................      30,000   29,222,550
Kommunekredit
    0.000%, 09/08/22..................................... EUR   1,750    2,042,904
Kommuninvest I Sverige AB
    2.000%, 11/12/19.....................................       9,471    9,382,588
    1.000%, 09/15/21..................................... SEK 360,000   41,980,014
    0.250%, 06/01/22..................................... SEK 903,000  102,018,938
Kraft Heinz Foods Co.
    3.500%, 06/06/22.....................................       5,000    4,970,300
    # 4.000%, 06/15/23...................................      19,000   19,067,389

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
                                                              -------
Kreditanstalt fuer Wiederaufbau
    1.875%, 04/01/19.....................................      6,259  $ 6,234,397
    1.500%, 04/20/20.....................................     22,500   22,024,027
#   2.125%, 03/07/22.....................................     20,000   19,432,908
    2.900%, 06/06/22..................................... AUD 20,000   15,028,180
    0.000%, 12/15/22..................................... EUR 40,228   47,152,848
Kroger Co.
    2.950%, 11/01/21.....................................      1,386    1,361,271
Kroger Co. (The)
#   2.300%, 01/15/19.....................................     11,572   11,545,377
    3.400%, 04/15/22.....................................     10,000    9,938,100
Laboratory Corp. of America
    Holdings.............................................
    2.625%, 02/01/20.....................................      7,623    7,555,211
Lam Research Corp.
    2.750%, 03/15/20.....................................      8,942    8,885,337
Landeskreditbank Baden-Wuerttemberg Foerderbank
    1.375%, 07/21/21.....................................      5,000    4,772,320
Landwirtschaftliche Rentenbank
    2.700%, 09/05/22..................................... AUD 21,360   15,913,984
Legg Mason, Inc.
    2.700%, 07/15/19.....................................      9,258    9,243,309
Liberty Mutual Group, Inc.
U   5.000%, 06/01/21.....................................      2,500    2,583,342
U   4.950%, 05/01/22.....................................      1,200    1,248,643
Lincoln National Corp.
    6.250%, 02/15/20.....................................      3,215    3,350,485
    4.850%, 06/24/21.....................................      1,270    1,314,979
Lloyds Bank P.L.C.
    2.700%, 08/17/20.....................................      1,600    1,581,175
Lloyds Banking Group P.L.C.
    3.100%, 07/06/21.....................................     10,250   10,108,468
#   3.000%, 01/11/22.....................................     27,304   26,698,943
Lockheed Martin Corp.
    2.500%, 11/23/20.....................................      4,500    4,440,981
Macquarie Group, Ltd.
U   3.000%, 12/03/18.....................................     18,885   18,910,217
Manitoba, Province of Canada
    2.050%, 11/30/20.....................................      3,800    3,715,026
    2.100%, 09/06/22.....................................     20,000   19,137,115
Manufacturers & Traders Trust Co.
    2.250%, 07/25/19.....................................        530      527,490
    2.100%, 02/06/20.....................................     28,367   27,941,703
    2.500%, 05/18/22.....................................      1,780    1,718,999
Marriott International, Inc.
#   3.000%, 03/01/19.....................................      2,835    2,834,214
Marsh & McLennan Cos., Inc.
    2.350%, 09/10/19.....................................      4,471    4,444,577
    2.350%, 03/06/20.....................................      1,000      985,387
    2.750%, 01/30/22.....................................      4,650    4,537,842
Mastercard, Inc.
    1.100%, 12/01/22..................................... EUR 15,162   18,249,624

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
                                                              -------
Maxim Integrated Products, Inc.
    2.500%, 11/15/18.....................................      3,464  $ 3,464,692
McDonald's Corp.
    3.500%, 07/15/20.....................................      4,928    4,965,581
Medtronic, Inc.
#   3.150%, 03/15/22.....................................      2,630    2,614,893
Merck & Co., Inc.
    1.850%, 02/10/20.....................................      4,450    4,382,880
Microsoft Corp.
#   1.625%, 12/06/18.....................................      7,227    7,213,418
    1.850%, 02/12/20.....................................     21,640   21,371,245
    3.000%, 10/01/20.....................................      4,000    4,003,269
    2.000%, 11/03/20.....................................     33,993   33,393,832
#   1.550%, 08/08/21.....................................     20,978   20,144,148
    2.400%, 02/06/22.....................................     20,000   19,568,406
#   2.375%, 02/12/22.....................................     11,883   11,618,128
Mitsubishi UFJ Financial
   Group, Inc.
    2.950%, 03/01/21.....................................      1,725    1,702,890
    0.680%, 01/26/23..................................... EUR 12,142   14,206,368
Mizuho Bank, Ltd.
#U  2.450%, 04/16/19.....................................        575      573,616
U   2.700%, 10/20/20.....................................     13,642   13,412,151
Mizuho Financial Group, Inc.
U   2.632%, 04/12/21.....................................      5,000    4,880,053
    2.953%, 02/28/22.....................................        600      584,429
Molson Coors Brewing Co.
    2.100%, 07/15/21.....................................      3,000    2,881,537
Mondelez International Holdings Netherlands BV
U   2.000%, 10/28/21.....................................     13,012   12,412,654
Morgan Stanley
    7.300%, 05/13/19.....................................      2,315    2,394,398
    3.125%, 08/05/21..................................... CAD  5,000    3,852,865
    1.875%, 03/30/23..................................... EUR  5,000    6,122,260
MUFG Bank, Ltd.
U   2.350%, 09/08/19.....................................      4,570    4,532,708
Municipality Finance P.L.C.
    1.500%, 03/23/20.....................................     10,000    9,784,620
    1.375%, 09/21/21.....................................      7,500    7,127,700
    2.375%, 03/15/22.....................................     10,000    9,758,000
Mylan NV
    3.750%, 12/15/20.....................................      4,065    4,076,483
National Australia Bank, Ltd.
    2.250%, 07/01/19.....................................      7,626    7,591,571
U   2.400%, 12/09/19.....................................      8,492    8,425,474
    2.625%, 07/23/20.....................................      5,339    5,277,044
    2.625%, 01/14/21.....................................      2,000    1,963,467
    3.000%, 05/12/21..................................... AUD  6,000    4,470,742
    1.875%, 07/12/21.....................................      5,500    5,250,699
    2.800%, 01/10/22.....................................     24,500   23,896,565
    2.500%, 05/22/22.....................................     42,800   41,095,704
    0.350%, 09/07/22..................................... EUR  7,800    9,072,963
Nederlandse Waterschapsbank NV
    1.875%, 03/13/19.....................................     53,652   53,417,004
    1.625%, 03/04/20.....................................     30,000   29,441,160

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
                                                              -------
    1.875%, 04/14/22.....................................      5,000  $ 4,789,000
Nestle Holdings, Inc.
    1.875%, 03/09/21.....................................     10,000    9,742,760
NetApp, Inc.
#   3.375%, 06/15/21.....................................      8,650    8,576,844
Newell Brands, Inc.
    4.000%, 06/15/22.....................................     12,950   12,805,624
NextEra Energy Capital Holdings, Inc.
#   2.400%, 09/15/19.....................................      9,378    9,308,343
Nissan Motor Acceptance Corp.
U   2.550%, 03/08/21.....................................     16,249   15,854,477
Noble Energy, Inc.
    4.150%, 12/15/21.....................................      4,000    4,062,433
Nomura Holdings, Inc.
    2.750%, 03/19/19.....................................      8,060    8,058,410
Nordea Bank AB
    2.375%, 04/04/19.....................................     10,005    9,986,801
U   2.500%, 09/17/20.....................................      6,000    5,887,073
Nordic Investment Bank
#   1.875%, 06/14/19.....................................      9,471    9,413,511
    2.125%, 02/01/22.....................................     12,160   11,819,186
Nordstrom, Inc.
    4.750%, 05/01/20.....................................     13,135   13,508,813
Norfolk Southern Corp.
    3.000%, 04/01/22.....................................      1,352    1,335,181
Nuveen Finance LLC
U   2.950%, 11/01/19.....................................      9,568    9,561,784
NVIDIA Corp.
    2.200%, 09/16/21.....................................      1,830    1,774,240
Occidental Petroleum Corp.
    4.100%, 02/01/21.....................................        542      553,434
Omnicom Group, Inc.
    4.450%, 08/15/20.....................................        550      561,995
Omnicom Group, Inc. / Omnicom Capital, Inc.
    3.625%, 05/01/22.....................................      1,595    1,585,382
Ontario, Province of Canada
#   1.875%, 05/21/20.....................................     15,000   14,720,563
    2.500%, 09/10/21.....................................     59,530   58,374,998
OP Corporate Bank P.L.C.
    0.375%, 10/11/22..................................... EUR    325      379,541
Oracle Corp.
    2.800%, 07/08/21.....................................      6,536    6,495,421
#   1.900%, 09/15/21.....................................     97,577   94,265,214
    2.500%, 05/15/22.....................................      5,000    4,876,162
Pacific Gas & Electric Co.
    3.500%, 10/01/20.....................................        900      897,366
    3.250%, 06/15/23.....................................      1,000      973,565
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
U   3.050%, 01/09/20.....................................        828      822,630
    3.375%, 02/01/22.....................................     15,000   14,771,707
U   4.250%, 01/17/23.....................................      9,025    9,107,072
PepsiCo, Inc.
    2.250%, 05/02/22.....................................      2,000    1,936,560

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
                                                              -------
Pernod Ricard SA
U   5.750%, 04/07/21.....................................        620  $   654,043
U   4.450%, 01/15/22.....................................     18,077   18,538,865
Perrigo Finance Un, Ltd. Co.
    3.500%, 03/15/21.....................................      5,056    5,014,272
Pfizer, Inc.
    1.950%, 06/03/21.....................................     27,847   27,180,030
    2.200%, 12/15/21.....................................     15,000   14,620,596
    0.250%, 03/06/22..................................... EUR 11,200   13,153,965
Phillips 66 Partners L.P.
    2.646%, 02/15/20.....................................      6,873    6,787,971
PNC Bank NA
    2.400%, 10/18/19.....................................     11,500   11,428,744
    2.300%, 06/01/20.....................................        200      196,927
    2.600%, 07/21/20.....................................      4,800    4,745,626
PPL Capital Funding, Inc.
    3.400%, 06/01/23.....................................      3,000    2,928,731
Procter & Gamble Co. (The)
    1.850%, 02/02/21.....................................      8,670    8,466,095
Progress Energy, Inc.
    4.875%, 12/01/19.....................................      4,672    4,778,185
Progressive Corp. (The)
    3.750%, 08/23/21.....................................        706      713,039
Province of Alberta Canada
    1.350%, 09/01/21..................................... CAD 20,000   14,883,346
Province of British Columbia Canada
    2.650%, 09/22/21.....................................     26,337   26,020,046
Province of Manitoba Canada
    2.125%, 05/04/22.....................................     10,000    9,593,882
Province of Ontario Canada
    4.400%, 04/14/20.....................................     28,000   28,684,789
    1.350%, 03/08/22..................................... CAD 20,000   14,758,965
    2.250%, 05/18/22.....................................      5,000    4,826,750
    3.150%, 06/02/22..................................... CAD 19,000   14,914,894
Province of Quebec Canada
    2.750%, 08/25/21.....................................     10,000    9,891,033
#   2.375%, 01/31/22.....................................     40,718   39,657,341
Prudential Financial, Inc.
    2.350%, 08/15/19.....................................      6,000    5,973,416
    5.375%, 06/21/20.....................................      1,700    1,767,497
#   4.500%, 11/15/20.....................................      7,000    7,188,951
PSEG Power LLC
    2.450%, 11/15/18.....................................      6,831    6,823,688
    5.125%, 04/15/20.....................................     11,108   11,429,078
Puget Energy, Inc.
    6.500%, 12/15/20.....................................      3,363    3,580,098
QUALCOMM, Inc.
#   2.250%, 05/20/20.....................................      8,235    8,108,968
    3.000%, 05/20/22.....................................      2,425    2,381,956
#   2.600%, 01/30/23.....................................     10,000    9,556,725
Quebec, Province of Canada
    3.500%, 07/29/20.....................................     53,000   53,582,929
Regions Financial Corp.
#   3.200%, 02/08/21.....................................     10,500   10,440,833
    2.750%, 08/14/22.....................................      6,401    6,165,059

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
                                                              -------
Republic of Austria
   Government Bond
U   0.000%, 09/20/22..................................... EUR  4,000  $ 4,711,114
Republic Services, Inc.
    3.550%, 06/01/22.....................................      2,000    2,005,680
Roper Technologies, Inc.
    2.050%, 10/01/18.....................................        548      547,551
    2.800%, 12/15/21.....................................      1,000      977,217
Royal Bank of Canada
#   2.125%, 03/02/20.....................................     17,338   17,094,362
    2.150%, 03/06/20.....................................        665      655,687
    2.350%, 10/30/20.....................................      7,428    7,294,496
    2.500%, 01/19/21.....................................     12,750   12,501,925
    2.750%, 02/01/22.....................................     24,000   23,516,880
    1.968%, 03/02/22..................................... CAD 10,000    7,434,754
Ryder System, Inc.
    2.650%, 03/02/20.....................................      7,000    6,937,705
    3.400%, 03/01/23.....................................     12,680   12,513,136
Santander Holdings USA, Inc.
    2.650%, 04/17/20.....................................      3,000    2,965,313
    3.400%, 01/18/23.....................................     18,560   18,085,512
Santander UK Group Holdings
   P.L.C.
    3.125%, 01/08/21.....................................     15,000   14,806,260
    2.875%, 08/05/21.....................................      1,000      976,526
Santander UK P.L.C.
    2.375%, 03/16/20.....................................      2,824    2,786,691
Sempra Energy
    2.850%, 11/15/20.....................................      5,400    5,322,237
Shell International Finance BV
    4.300%, 09/22/19.....................................      3,471    3,528,316
    4.375%, 03/25/20.....................................        950      972,716
    2.125%, 05/11/20.....................................     17,155   16,934,233
    2.250%, 11/10/20.....................................     18,999   18,671,957
#   1.875%, 05/10/21.....................................     32,626   31,668,488
    1.750%, 09/12/21.....................................     27,855   26,764,152
Sherwin-Williams Co. (The)
    2.750%, 06/01/22.....................................      2,000    1,940,800
Siemens
   Financieringsmaatschappij
   NV
#U  1.700%, 09/15/21.....................................      3,020    2,878,688
Skandinaviska Enskilda
   Banken AB
    1.250%, 08/05/22..................................... GBP  2,000    2,581,302
Societe Generale SA
U   2.625%, 09/16/20.....................................     17,000   16,692,011
U   2.500%, 04/08/21.....................................      4,200    4,088,099
Solvay Finance America LLC
U   3.400%, 12/03/20.....................................     10,000   10,005,650
Southern Co. (The)
    2.750%, 06/15/20.....................................      9,683    9,597,258
Southern Power Co.
    1.000%, 06/20/22..................................... EUR 14,310   17,024,308
Southwest Airlines Co.
    2.750%, 11/06/19.....................................     17,072   17,018,652
    2.650%, 11/05/20.....................................      4,500    4,443,762

                                                                FACE
                                                               AMOUNT^     VALUE+
                                                              --------- ------------
                                                                (000)
                                                              ---------
Spain Government Bond
U   5.400%, 01/31/23..................................... EUR    17,000 $ 24,483,391
Starbucks Corp.
#   2.100%, 02/04/21.....................................         1,770    1,720,648
State of North Rhine- Westphalia Germany
    1.625%, 01/22/20.....................................         8,950    8,793,098
State Street Corp.
    2.550%, 08/18/20.....................................        10,138   10,044,731
Stryker Corp.
    2.625%, 03/15/21.....................................         6,121    6,008,094
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19.....................................         5,865    5,861,948
Sumitomo Mitsui Financial
    Group, Inc...........................................
    2.934%, 03/09/21.....................................         4,000    3,948,888
    2.058%, 07/14/21.....................................        10,000    9,580,224
    2.784%, 07/12/22.....................................         1,150    1,112,741
Sunoco Logistics Partners Operations L.P.
    3.450%, 01/15/23.....................................         9,515    9,287,401
SunTrust Banks, Inc.
    2.500%, 05/01/19.....................................         3,555    3,549,307
    2.900%, 03/03/21.....................................        14,765   14,596,531
Svensk Exportkredit AB
#   1.750%, 08/28/20.....................................         6,000    5,859,308
#   2.375%, 03/09/22.....................................        10,000    9,787,450
Svenska Handelsbanken AB
    2.400%, 10/01/20.....................................         3,720    3,637,965
    2.450%, 03/30/21.....................................         1,930    1,884,704
    0.250%, 02/28/22..................................... EUR    13,000   15,190,346
    2.625%, 08/23/22..................................... EUR     3,000    3,825,293
Swedbank AB
    0.300%, 09/06/22..................................... EUR    12,020   14,020,602
Sweden Government Bond
    3.500%, 06/01/22..................................... SEK 1,085,000  140,970,596
Sysco Corp.
    2.600%, 10/01/20.....................................        16,190   15,969,724
TD Ameritrade Holding Corp.
    5.600%, 12/01/19.....................................            74       76,515
Telefonica Emisiones SAU
    5.134%, 04/27/20.....................................        10,180   10,501,717
Temasek Financial I, Ltd.
    0.500%, 03/01/22..................................... EUR     2,700    3,194,387
Thomson Reuters Corp.
    3.950%, 09/30/21.....................................         6,115    6,150,234
Toronto-Dominion Bank (The)
    2.125%, 07/02/19.....................................        31,297   31,136,150
#   2.500%, 12/14/20.....................................        20,000   19,674,556
    2.125%, 04/07/21.....................................        18,138   17,573,954
#   1.800%, 07/13/21.....................................        18,605   17,833,120
    1.994%, 03/23/22..................................... CAD    15,000   11,160,549
Total Capital International SA
    2.100%, 06/19/19.....................................        22,983   22,881,799
    2.750%, 06/19/21.....................................         6,000    5,944,233
    2.875%, 02/17/22.....................................         7,000    6,912,754

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
                                                              -------
Total Capital SA
    4.125%, 01/28/21.....................................     10,000  $10,231,781
Toyota Credit Canada, Inc.
    2.020%, 02/28/22..................................... CAD 10,000    7,431,295
    2.350%, 07/18/22..................................... CAD 10,000    7,484,875
Toyota Motor Credit Corp.
#   2.100%, 01/17/19.....................................      9,526    9,512,378
    2.125%, 07/18/19.....................................     11,845   11,788,388
    4.500%, 06/17/20.....................................      9,300    9,526,553
    1.900%, 04/08/21.....................................     40,243   38,921,807
    2.750%, 05/17/21.....................................      8,500    8,406,840
    2.600%, 01/11/22.....................................      5,988    5,861,593
#   3.300%, 01/12/22.....................................      1,484    1,485,618
    0.750%, 07/21/22..................................... EUR  2,080    2,478,745
TransCanada PipeLines, Ltd.
    2.500%, 08/01/22.....................................        300      288,486
Tyson Foods, Inc.
#   2.650%, 08/15/19.....................................     10,967   10,938,574
UBS AG
    2.375%, 08/14/19.....................................      1,383    1,376,362
#   2.350%, 03/26/20.....................................      6,079    6,010,596
UBS Group Funding Switzerland AG
    1.750%, 11/16/22..................................... EUR  9,052   11,059,638
Unedic Asseo
    0.875%, 10/25/22..................................... EUR 27,300   33,118,460
UniCredit SpA
    2.000%, 03/04/23..................................... EUR  2,039    2,435,691
Union Pacific Corp.
    2.750%, 04/15/23.....................................      4,189    4,046,067
UnitedHealth Group, Inc.
    4.700%, 02/15/21.....................................      2,040    2,108,960
#   2.375%, 10/15/22.....................................      9,000    8,648,880
Unum Group
    3.000%, 05/15/21.....................................      1,000      981,069
US Bank NA
#   2.125%, 10/28/19.....................................      3,432    3,398,381
USAA Capital Corp.
U   2.000%, 06/01/21.....................................      5,000    4,823,046
Verizon Communications, Inc.
    3.500%, 11/01/21.....................................        750      752,567
#   2.946%, 03/15/22.....................................        800      786,128
    3.125%, 03/16/22.....................................     13,808   13,654,731
Viacom, Inc.
    2.750%, 12/15/19.....................................      3,297    3,261,984
Vodafone Group P.L.C.
#   4.375%, 03/16/21.....................................      4,525    4,650,833
    2.500%, 09/26/22.....................................      4,411    4,222,237
Volkswagen Group of America Finance LLC
U   2.125%, 05/23/19.....................................      1,310    1,301,182
U   2.400%, 05/22/20.....................................      5,911    5,811,444
Volkswagen International Finance NV
    0.875%, 01/16/23..................................... EUR  4,200    4,931,868
Walgreen Co.
    3.100%, 09/15/22.....................................      4,127    4,038,476

                                                               FACE
                                                              AMOUNT^     VALUE+
                                                              ------- --------------
                                                               (000)
                                                              -------
Walgreens Boots Alliance, Inc.
    3.300%, 11/18/21.....................................      4,000  $    3,980,189
Walt Disney Co. (The)
#   2.150%, 09/17/20                                           6,482       6,349,716
Warner Media LLC
    4.700%, 01/15/21.....................................      7,900       8,112,194
    4.000%, 01/15/22.....................................      3,500       3,537,975
WEC Energy Group, Inc.
    2.450%, 06/15/20.....................................     14,176      13,969,054
Wells Fargo & Co.
    2.125%, 04/22/19.....................................      2,333       2,326,286
    2.600%, 07/22/20.....................................      8,000       7,914,220
    2.550%, 12/07/20.....................................     15,000      14,752,396
    1.500%, 09/12/22..................................... EUR  2,700       3,278,688
    2.250%, 05/02/23..................................... EUR  5,700       7,123,140
Western Australian Treasury Corp.
    2.750%, 10/20/22..................................... AUD 27,000      20,238,596
Westpac Banking Corp.
#   4.875%, 11/19/19.....................................      3,645       3,734,812
    2.600%, 11/23/20.....................................     29,052      28,640,870
    2.100%, 05/13/21.....................................      7,632       7,376,230
    2.800%, 01/11/22.....................................     15,512      15,152,519
    2.500%, 06/28/22.....................................      9,789       9,402,530
Whirlpool Corp.
    3.700%, 03/01/23.....................................      1,525       1,512,979
Williams Partners LP
    3.350%, 08/15/22.....................................      4,600       4,519,132
Wm Wrigley Jr Co.
U   2.900%, 10/21/19.....................................      1,484       1,482,003
Xcel Energy, Inc.
#   2.400%, 03/15/21.....................................      4,070       3,969,197
Xerox Corp.
#   4.070%, 03/17/22.....................................     10,246      10,139,378
Xilinx, Inc.
    2.125%, 03/15/19.....................................      1,795       1,788,426
ZF North America Capital, Inc.
U   4.500%, 04/29/22.....................................        600         610,447
Zimmer Biomet Holdings, Inc.
    2.700%, 04/01/20.....................................      4,632       4,590,725
Zoetis, Inc.
    3.450%, 11/13/20.....................................     12,400      12,399,647
    3.250%, 02/01/23.....................................      3,015       2,961,810
                                                                      --------------
TOTAL BONDS                                                            5,797,269,120
                                                                      --------------
U.S. TREASURY OBLIGATIONS -- (0.2%)
U.S. Treasury Notes
    1.250%, 10/31/21.....................................     13,000      12,380,976
                                                                      --------------
TOTAL INVESTMENT SECURITIES..............................              5,809,650,096
                                                                      --------------

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                             SHARES       VALUE+
-     -                                                     --------- ---------------
SECURITIES LENDING COLLATERAL -- (1.5%)
@(S)  DFA Short Term Investment Fund....................... 7,793,276 $    90,175,996
                                                                      ---------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $6,026,237,623)^^....................................           $5,899,826,092
                                                                      ===============

At July 31, 2018, DFA Short-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                                                     UNREALIZED
                                                                                                                      FOREIGN
                                                                                                                      EXCHANGE
                                                                                                        SETTLEMENT  APPRECIATION
CURRENCY PURCHASED                                          CURRENCY SOLD         COUNTERPARTY             DATE    (DEPRECIATION)
---------------------------------------------------------  --------------- ---------------------------- ---------- --------------
EUR  117,281,444                                           USD 137,035,158 State Street Bank and Trust   08/01/18   $   107,891
USD  137,216,827                                           EUR 117,281,444 Bank of America Corp.         08/01/18        73,778
USD  126,519,308                                           EUR 107,723,203 State Street Bank and Trust   08/13/18       453,393
USD  93,435,973                                            EUR  79,102,678 State Street Bank and Trust   08/15/18       850,671
USD  90,514,939                                            EUR  77,106,070 State Street Bank and Trust   08/16/18       260,068
USD  91,615,614                                            EUR  77,931,856 State Street Bank and Trust   08/17/18       387,578
USD  2,601,820                                             GBP   1,967,519 State Street Bank and Trust   08/20/18        17,478
USD  133,741,326                                           EUR 113,879,781 State Street Bank and Trust   08/28/18       326,663
                                                                                                                    -----------
TOTAL APPRECIATION                                                                                                  $ 2,477,520
USD  76,541,783                                            SEK 675,772,779 Bank of America Corp.         08/08/18   $  (346,327)
USD  107,317,529                                           CAD 141,521,450 Bank of America Corp.         08/21/18    (1,510,306)
USD  88,823,773                                            AUD 120,818,146 State Street Bank and Trust   08/24/18      (949,147)
USD  137,294,009                                           EUR 117,214,648 State Street Bank and Trust   09/04/18       (96,788)
USD  70,289,058                                            SEK 626,321,226 JP Morgan                     09/28/18    (1,247,974)
USD  65,631,627                                            SEK 587,452,282 Bank of America Corp.         10/02/18    (1,486,754)
USD  72,904,382                                            SEK 640,307,890 Citibank, N.A.                10/25/18      (387,062)
                                                                                                                    -----------
TOTAL (DEPRECIATION)                                                                                                $(6,024,358)
                                                                                                                    -----------
TOTAL APPRECIATION (DEPRECIATION)                                                                                   $(3,546,838)
                                                                                                                    ===========

AUD Australian Dollars
CAD Canadian Dollars
EUR Euro
GBP British Pounds
SEK Swedish Krona

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
-                               ----------------------------------------------
                                LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
-                               ------- --------------  ------- --------------
Bonds..........................   --... $5,797,269,120    --    $5,797,269,120
U.S. Treasury Obligations......   --...     12,380,976    --        12,380,976
Securities Lending Collateral..   --...     90,175,996    --        90,175,996
Forward Currency Contracts.....   --...     (3,546,838)   --        (3,546,838)
                                  --    --------------    --    --------------
TOTAL..........................   --... $5,896,279,254    --    $5,896,279,254
                                  ==    ==============    ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

               DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
                                                          ------
AGENCY OBLIGATIONS -- (3.6%)
Federal Farm Credit Bank
    2.630%, 08/03/26.....................................  3,173 $ 3,054,730
    5.770%, 01/05/27.....................................  1,058   1,248,868
Federal Home Loan Mortgage Corp.
    6.750%, 09/15/29.....................................  8,814  11,633,607
    6.750%, 03/15/31.....................................  1,000   1,349,882
    6.250%, 07/15/32.....................................  4,000   5,289,176
Federal National Mortgage Association
    6.250%, 05/15/29..................................... 17,628  22,382,624
    7.125%, 01/15/30.....................................  3,526   4,803,265
    6.625%, 11/15/30.....................................  8,000  10,664,824
Tennessee Valley Authority
    7.125%, 05/01/30.....................................  7,608  10,352,114
                                                                 -----------
TOTAL AGENCY OBLIGATIONS                                          70,779,090
                                                                 -----------
BONDS -- (87.9%)
21st Century Fox America, Inc.
    3.700%, 09/15/24.....................................  2,468   2,460,172
3M Co.
#   2.875%, 10/15/27..................................... 27,127  25,679,856
Abbott Laboratories
    2.950%, 03/15/25.....................................  6,870   6,557,042
AbbVie, Inc.
    3.600%, 05/14/25.....................................  9,500   9,256,025
Activision Blizzard, Inc.
    3.400%, 06/15/27.....................................    600     566,899
Advance Auto Parts, Inc.
    4.500%, 12/01/23.....................................  1,500   1,527,404
Aetna, Inc.
    3.500%, 11/15/24.....................................  4,942   4,828,026
Affiliated Managers Group, Inc.
    3.500%, 08/01/25.....................................  1,410   1,359,068
Aflac, Inc.
    3.250%, 03/17/25.....................................  6,064   5,886,341
Ahold Finance USA LLC
    6.875%, 05/01/29.....................................    388     452,835
Airbus SE
#U  3.150%, 04/10/27.....................................  1,000     959,951
Alabama Power Co.
    2.800%, 04/01/25.....................................  1,410   1,319,449
Albemarle Corp.
    4.150%, 12/01/24.....................................  3,335   3,361,566
Alimentation Couche-Tard, Inc.
U   3.550%, 07/26/27.....................................  1,185   1,128,867
Allergan Funding SCS
#   3.800%, 03/15/25.....................................  9,592   9,414,497

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
                                                          ------
Alphabet, Inc.
    1.998%, 08/15/26.....................................  4,000 $ 3,599,430
Ameren Corp.
    3.650%, 02/15/26.....................................  1,890   1,828,196
American Express Credit
   Corp.
    3.300%, 05/03/27.....................................  8,500   8,254,284
American Honda Finance
   Corp.
    2.300%, 09/09/26.....................................  1,500   1,350,245
American International Group, Inc.
    3.750%, 07/10/25.....................................  2,000   1,952,735
    3.900%, 04/01/26.....................................  5,000   4,891,107
Ameriprise Financial, Inc.
    3.700%, 10/15/24.....................................  7,090   7,080,741
#   2.875%, 09/15/26.....................................  1,000     931,919
AmerisourceBergen Corp.
    3.400%, 05/15/24.....................................    673     655,689
#   3.450%, 12/15/27.....................................  6,000   5,528,124
Amgen, Inc.
#   3.125%, 05/01/25.....................................  2,763   2,660,045
    2.600%, 08/19/26.....................................  3,776   3,447,792
Analog Devices, Inc.
    3.900%, 12/15/25.....................................  4,502   4,445,684
Andeavor
    5.125%, 12/15/26.....................................    350     369,861
Anglo American Capital P.L.C.
#U  4.000%, 09/11/27.....................................  4,600   4,241,778
Anheuser-Busch InBev Finance, Inc.
    3.650%, 02/01/26.....................................  8,000   7,861,170
Anheuser-Busch InBev Worldwide, Inc.
    4.000%, 04/13/28.....................................  3,000   3,000,388
Anthem, Inc.
    3.500%, 08/15/24.....................................  3,491   3,403,946
    3.650%, 12/01/27.....................................    555     529,104
    4.101%, 03/01/28.....................................  5,000   4,929,629
ANZ New Zealand International Ltd.
U   3.450%, 07/17/27..................................... 15,000  14,278,152
Aon P.L.C.
    3.500%, 06/14/24.....................................  3,750   3,647,329
AP Moller--Maersk A.S.
U   3.750%, 09/22/24.....................................  1,000     957,605
U   3.875%, 09/28/25.....................................  1,914   1,822,633
Apple, Inc.
    3.350%, 02/09/27..................................... 13,200  12,973,152
    3.200%, 05/11/27..................................... 13,405  13,021,067
    3.000%, 06/20/27.....................................  6,800   6,504,690
    2.900%, 09/12/27.....................................    551     521,890
    3.000%, 11/13/27..................................... 11,000  10,491,447

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT   VALUE+
                                                           ------ -----------
                                                           (000)
                                                           ------
Applied Materials, Inc.
     3.300%, 04/01/27.....................................  1,111 $ 1,082,749
Archer-Daniels-Midland Co.
     2.500%, 08/11/26.....................................  5,613   5,150,307
Arrow Electronics, Inc.
     3.875%, 01/12/28.....................................  5,330   4,982,368
Assurant, Inc.
     4.000%, 03/15/23.....................................  3,526   3,483,309
AstraZeneca P.L.C.
     3.375%, 11/16/25.....................................  8,300   8,036,807
AT&T, Inc.
     3.950%, 01/15/25.....................................  1,087   1,066,836
     3.400%, 05/15/25.....................................  8,182   7,762,052
Australia & New Zealand Banking Group, Ltd.
     3.700%, 11/16/25.....................................  5,000   4,954,998
Autodesk, Inc.
     4.375%, 06/15/25.....................................  6,017   6,075,624
#    3.500%, 06/15/27.....................................  5,375   5,015,439
Automatic Data Processing,
     Inc..................................................
     3.375%, 09/15/25.....................................  2,000   1,990,069
AutoZone, Inc.
     3.250%, 04/15/25.....................................  3,133   2,981,830
Avnet, Inc.
     4.625%, 04/15/26.....................................  5,850   5,781,924
AXIS Specialty Finance P.L.C.
#    4.000%, 12/06/27.....................................  4,780   4,537,211
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
     3.337%, 12/15/27..................................... 10,470   9,883,293
Banco Santander SA
#    3.800%, 02/23/28.....................................  5,800   5,388,046
Bank of America Corp.
(r)  3.419%, 12/20/28.....................................  2,918   2,736,035
Bank of New York Mellon
     Corp. (The)..........................................
     3.000%, 02/24/25.....................................  1,410   1,356,927
Barclays P.L.C.
     3.650%, 03/16/25.....................................  6,080   5,746,396
     4.375%, 01/12/26.....................................  2,700   2,642,031
BAT International Finance P.L.C.
#    3.950%, 06/15/25.....................................  1,500   1,474,157
Baxter International, Inc.
     2.600%, 08/15/26.....................................  5,578   5,114,709
Bayer US Finance II LLC
U    3.375%, 07/15/24.....................................    897     867,316
U    5.500%, 08/15/25.....................................  3,984   4,248,271
Bayer US Finance LLC
     3.375%, 10/08/24.....................................  8,831   8,533,628
Beam Suntory, Inc.
     3.250%, 06/15/23.....................................    961     932,219
Berkshire Hathaway, Inc.
#    3.125%, 03/15/26..................................... 10,552  10,238,184
Biogen, Inc.
     4.050%, 09/15/25.....................................  8,000   8,080,381

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
                                                          ------
BlackRock, Inc.
#   3.200%, 03/15/27..................................... 17,645 $17,062,423
BMW US Capital LLC
U   2.800%, 04/11/26.....................................  5,500   5,078,608
#U  3.300%, 04/06/27.....................................  4,000   3,801,319
BNP Paribas SA
#U  3.500%, 11/16/27.....................................  8,631   8,076,697
Boeing Co. (The)
    2.500%, 03/01/25.....................................  3,526   3,300,615
BP Capital Markets P.L.C.
    3.017%, 01/16/27.....................................  7,600   7,210,419
BPCE SA
    4.000%, 04/15/24.....................................  3,000   3,022,059
British Columbia, Province of Canada
    6.500%, 01/15/26.....................................  4,363   5,216,550
Brown & Brown, Inc.
    4.200%, 09/15/24.....................................  5,261   5,242,271
Buckeye Partners L.P.
    4.150%, 07/01/23.....................................  1,058   1,045,446
    3.950%, 12/01/26.....................................  2,275   2,076,159
Bunge, Ltd. Finance Corp.
    3.750%, 09/25/27.....................................  6,075   5,683,260
Burlington Northern Santa Fe LLC
    3.000%, 04/01/25.....................................  2,357   2,273,658
    7.000%, 12/15/25.....................................    472     564,929
CA, Inc.
    4.700%, 03/15/27.....................................  7,900   7,912,366
Campbell Soup Co.
    3.300%, 03/19/25.....................................  4,229   3,899,588
#   4.150%, 03/15/28.....................................  5,571   5,332,042
Canadian Natural Resources, Ltd.
    7.200%, 01/15/32.....................................  2,950   3,645,878
Canadian Pacific Railway Co.
    2.900%, 02/01/25.....................................  1,666   1,582,814
    3.700%, 02/01/26.....................................  2,115   2,086,696
Capital One Financial Corp.
    3.750%, 04/24/24.....................................  1,939   1,903,586
    3.750%, 03/09/27.....................................  2,000   1,907,201
Cardinal Health, Inc.
#   3.410%, 06/15/27..................................... 10,000   9,217,057
CBS Corp.
    3.500%, 01/15/25.....................................  1,058   1,010,247
    4.000%, 01/15/26.....................................  1,000     978,617
    2.900%, 01/15/27.....................................  6,600   5,898,967
Celgene Corp.
#   3.625%, 05/15/24.....................................  1,763   1,735,523
CenterPoint Energy Resources Corp.
    4.000%, 04/01/28.....................................  3,000   2,959,784
Charles Schwab Corp. (The)
    3.000%, 03/10/25.....................................  4,689   4,521,577
Cigna Corp.
    3.250%, 04/15/25.....................................  5,750   5,458,779
Cincinnati Financial Corp.
    6.920%, 05/15/28.....................................    900   1,091,496

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
                                                          ------
Cisco Systems, Inc.
    2.500%, 09/20/26.....................................  3,000 $ 2,792,322
Citigroup, Inc.
    3.750%, 06/16/24.....................................  1,410   1,395,452
    3.300%, 04/27/25.....................................  6,231   5,968,523
Clorox Co. (The)
#   3.900%, 05/15/28.....................................  1,000     995,804
CMS Energy Corp.
    3.600%, 11/15/25.....................................  2,800   2,725,066
CNA Financial Corp.
    4.500%, 03/01/26.....................................  6,830   6,936,842
Coca-Cola Co. (The)
    2.250%, 09/01/26.....................................  3,500   3,170,756
#   2.900%, 05/25/27.....................................  8,000   7,578,187
Comcast Corp.
    3.375%, 08/15/25.....................................  1,234   1,196,042
    3.150%, 03/01/26.....................................  4,000   3,798,773
    7.050%, 03/15/33.....................................  4,337   5,508,395
Commonwealth Bank of Australia
U   2.850%, 05/18/26..................................... 18,373  16,957,709
ConocoPhillips Co.
    4.950%, 03/15/26.....................................  5,000   5,386,723
Consolidated Edison Co. of
   New York, Inc.
    3.300%, 12/01/24.....................................    705     693,681
Cox Communications, Inc.
#U  3.850%, 02/01/25.....................................  5,741   5,617,844
Credit Agricole SA
    3.875%, 04/15/24.....................................  5,678   5,678,645
Credit Suisse AG
    3.625%, 09/09/24.....................................  6,299   6,230,995
CRH America Finance, Inc.
U   3.950%, 04/04/28.....................................  2,280   2,212,983
CVS Health Corp.
    3.375%, 08/12/24.....................................  5,243   5,063,725
    3.875%, 07/20/25.....................................  3,210   3,164,911
Daimler Finance North
   America LLC
U   3.250%, 08/01/24.....................................  1,128   1,098,694
    8.500%, 01/18/31.....................................  7,188  10,152,279
Danske Bank A.S.
U   4.375%, 06/12/28.....................................  6,000   5,945,523
Deere & Co.
#   5.375%, 10/16/29.....................................    650     735,849
Deutsche Bank AG
    3.700%, 05/30/24.....................................  5,781   5,483,685
#   4.100%, 01/13/26.....................................  3,000   2,850,409
Discovery
   Communications LLC
    3.250%, 04/01/23.....................................    353     342,209
U   3.900%, 11/15/24.....................................  5,961   5,860,463
    3.450%, 03/15/25.....................................  4,263   4,065,655
#   4.900%, 03/11/26.....................................  4,000   4,130,941
Dollar Tree, Inc.
    4.200%, 05/15/28.....................................  6,000   5,906,312

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ ----------
                                                          (000)
                                                          ------
Dominion Energy Gas
   Holdings LLC
    3.600%, 12/15/24.....................................  1,763 $1,726,682
Dominion Energy, Inc.
    3.625%, 12/01/24.....................................    705    686,635
    3.900%, 10/01/25.....................................  4,000  3,952,519
Dover Corp.
    3.150%, 11/15/25.....................................  2,100  2,014,437
Dow Chemical Co. (The)
#   3.500%, 10/01/24.....................................  4,106  4,011,060
DTE Energy Co.
    2.850%, 10/01/26.....................................    945    861,903
    6.375%, 04/15/33.....................................  3,407  4,064,197
DXC Technology Co.
    4.450%, 09/18/22.....................................  1,763  1,798,555
    4.750%, 04/15/27.....................................  8,000  8,050,036
Eastman Chemical Co.
    3.800%, 03/15/25.....................................  3,023  2,989,568
Eaton Corp.
    4.000%, 11/02/32.....................................  1,000    982,946
eBay, Inc.
    3.600%, 06/05/27.....................................  2,000  1,901,138
Ecolab, Inc.
    2.700%, 11/01/26.....................................  2,000  1,859,164
Edison International
#   4.125%, 03/15/28..................................... 10,000  9,923,224
Electricite de France SA
#U  3.625%, 10/13/25.....................................  5,797  5,652,462
    3.625%, 10/13/25.....................................  2,000  1,950,134
Electronic Arts, Inc.
    4.800%, 03/01/26.....................................  2,200  2,323,640
Enbridge, Inc.
#   4.000%, 10/01/23.....................................  2,068  2,087,837
#   3.500%, 06/10/24.....................................    705    686,810
#   3.700%, 07/15/27.....................................  3,000  2,902,205
Enel Finance International NV
#U  3.500%, 04/06/28.....................................  5,000  4,559,540
Energy Transfer Partners L.P.
    4.750%, 01/15/26.....................................  4,000  4,045,080
    4.200%, 04/15/27.....................................  2,000  1,939,560
Enterprise Products
   Operating LLC
    3.750%, 02/15/25.....................................  2,000  1,996,767
#   3.700%, 02/15/26.....................................  6,000  5,917,733
    6.875%, 03/01/33.....................................    525    647,707
EOG Resources, Inc.
    3.150%, 04/01/25.....................................  1,478  1,430,159
EQT Corp.
#   3.900%, 10/01/27.....................................  4,930  4,656,712
ERAC USA Finance LLC
U   3.850%, 11/15/24.....................................  2,058  2,047,113
Exelon Corp.
#   3.950%, 06/15/25.....................................    795    791,824
    3.400%, 04/15/26.....................................  5,400  5,163,696
Express Scripts Holding Co.
    3.500%, 06/15/24.....................................  4,596  4,432,010
    3.400%, 03/01/27.....................................  3,500  3,256,293

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
                                                          ------
Exxon Mobil Corp.
#   3.043%, 03/01/26..................................... 20,686 $20,122,167
FedEx Corp.
#   3.400%, 02/15/28.....................................  3,000   2,885,384
Fidelity National Information Services, Inc.
    5.000%, 10/15/25.....................................    278     294,258
Fifth Third Bancorp
    3.950%, 03/14/28.....................................  2,943   2,895,173
FMR LLC
U   4.950%, 02/01/33.....................................  1,000   1,069,952
Ford Motor Credit Co. LLC
    4.375%, 08/06/23.....................................  4,583   4,592,166
#   3.664%, 09/08/24.....................................  3,950   3,764,388
GATX Corp.
    3.250%, 03/30/25.....................................  2,820   2,668,206
#   3.250%, 09/15/26.....................................  2,200   2,026,010
General Dynamics Corp.
    2.125%, 08/15/26.....................................  6,500   5,866,442
General Electric Co.
    6.750%, 03/15/32..................................... 21,373  26,404,746
General Mills, Inc.
#   4.200%, 04/17/28.....................................  3,000   2,990,850
General Motors Financial Co., Inc.
    5.250%, 03/01/26.....................................  7,000   7,248,920
    4.350%, 01/17/27.....................................  3,000   2,917,486
Georgia Power Co.
    3.250%, 04/01/26.....................................  3,000   2,874,636
Georgia-Pacific LLC
#   7.750%, 11/15/29.....................................  4,960   6,524,389
Gilead Sciences, Inc.
    3.650%, 03/01/26.....................................  2,000   1,987,904
GlaxoSmithKline Capital, Inc.
    3.875%, 05/15/28.....................................  2,300   2,332,106
Goldman Sachs Group, Inc.
    (The)................................................
    3.750%, 05/22/25.....................................  2,000   1,957,164
    3.750%, 02/25/26.....................................  1,100   1,068,723
    6.125%, 02/15/33.....................................  8,000   9,342,194
Halliburton Co.
    3.800%, 11/15/25.....................................  4,124   4,101,286
Harley-Davidson, Inc.
#   3.500%, 07/28/25.....................................  5,980   5,743,925
Hasbro, Inc.
    3.500%, 09/15/27.....................................  2,820   2,643,665
Hewlett Packard Enterprise Co.
    4.900%, 10/15/25.....................................  8,542   8,721,157
Home Depot, Inc. (The)
    3.350%, 09/15/25                                      1,403.   1,383,728
Honeywell International, Inc.
    2.500%, 11/01/26                                      1,000.     926,502
HSBC Holdings P.L.C.
    4.300%, 03/08/26                                      4,000.   4,042,627
HSBC USA, Inc.
    3.500%, 06/23/24                                      5,760.   5,656,741

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
                                                          ------
Humana, Inc.
    3.850%, 10/01/24.....................................  4,074 $ 4,061,019
ING Groep NV
#   3.950%, 03/29/27.....................................  6,550   6,447,304
Ingersoll-Rand Luxembourg Finance SA
    3.550%, 11/01/24.....................................  4,280   4,193,434
Inter-American Development Bank
    6.750%,..............................................  1,058   1,307,262
Intercontinental Exchange, Inc.
#   3.750%, 12/01/25.....................................  5,750   5,747,585
International Business Machines Corp.
#   3.300%, 01/27/27.....................................  3,191   3,100,681
International Paper Co.
    3.650%, 06/15/24.....................................  1,058   1,050,000
    3.800%, 01/15/26.....................................    578     564,873
Interpublic Group of Cos., Inc. (The)
    4.200%, 04/15/24.....................................  2,151   2,142,854
Intesa Sanpaolo SpA
#   5.250%, 01/12/24.....................................    526     522,939
U   3.875%, 07/14/27.....................................  1,700   1,484,871
ITC Holdings Corp.
    3.650%, 06/15/24.....................................  4,288   4,205,890
Janus Capital Group, Inc.
    4.875%, 08/01/25.....................................  2,000   2,043,402
Jefferies Group LLC / Jefferies Group Capital Finance,
  Inc.
#   4.850%, 01/15/27.....................................  3,000   2,929,305
JM Smucker Co. (The)
#   3.500%, 03/15/25.....................................  5,000   4,784,570
Johnson & Johnson
#   2.450%, 03/01/26..................................... 14,500  13,637,562
    2.900%, 01/15/28.....................................  8,000   7,658,063
    6.950%, 09/01/29.....................................  1,000   1,299,592
    4.950%, 05/15/33.....................................  2,500   2,847,317
Johnson Controls International P.L.C.
    3.625%, 07/02/24.....................................    541     531,245
JPMorgan Chase & Co.
    3.900%, 07/15/25.....................................  4,820   4,816,087
Juniper Networks, Inc.
    4.500%, 03/15/24.....................................  2,327   2,364,944
Kellogg Co.
#   3.250%, 04/01/26.....................................  6,741   6,351,562
#   4.300%, 05/15/28.....................................  3,000   3,016,558
    7.450%, 04/01/31.....................................  1,100   1,381,394
Keurig Dr Pepper, Inc.
    3.400%, 11/15/25.....................................  1,660   1,576,783
KeyBank NA
#   3.300%, 06/01/25.....................................  2,000   1,936,683
Kohl's Corp.
#   4.750%, 12/15/23.....................................    781     795,475
Koninklijke KPN NV
    8.375%, 10/01/30.....................................  4,000   5,187,023

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                                     FACE
                                                                    AMOUNT   VALUE+
                                                                    ------ -----------
                                                                    (000)
                                                                    ------
Kraft Heinz Foods Co.
#             3.950%, 07/15/25.....................................  8,000 $ 7,850,915
Kroger Co. (The)
              7.500%, 04/01/31.....................................  7,725   9,487,820
L3 Technologies, Inc.
              3.950%, 05/28/24.....................................  1,361   1,342,285
Laboratory Corp. of America
   Holdings
              3.600%, 09/01/27.....................................  3,100   2,954,073
Legg Mason, Inc.
              3.950%, 07/15/24.....................................  2,609   2,572,472
#             4.750%, 03/15/26.....................................  3,205   3,251,805
Lincoln National Corp.
              3.350%, 03/09/25.....................................  8,425   8,069,939
Lloyds Banking Group P.L.C.
              3.750%, 01/11/27.....................................  5,000   4,744,138
#             4.375%, 03/22/28.....................................  4,000   3,948,939
Loews Corp.
              3.750%, 04/01/26.....................................  5,500   5,410,016
Lowe's Cos., Inc.
#             3.375%, 09/15/25.....................................  3,551   3,482,281
LYB International Finance II BV
              3.500%, 03/02/27.....................................  2,000   1,894,436
Macquarie Bank, Ltd.
#U            3.900%, 01/15/26.....................................  5,000   4,904,979
Manufacturers & Traders Trust Co.
              2.900%, 02/06/25.....................................  2,527   2,406,826
Marathon Petroleum Corp.
              3.625%, 09/15/24.....................................  4,513   4,442,880
Marriott International, Inc.
#             4.000%, 04/15/28.....................................  2,000   1,963,859
Marsh & McLennan Cos., Inc.
              3.500%, 03/10/25.....................................  1,500   1,472,347
Maxim Integrated Products, Inc.
              3.450%, 06/15/27.....................................  2,950   2,788,213
McDonald's Corp.
              3.700%, 01/30/26.....................................  9,000   8,963,038
McKesson Corp.
              3.796%, 03/15/24.....................................    201     198,751
Mead Johnson Nutrition Co.
              4.125%, 11/15/25.....................................  4,200   4,268,133
Medtronic, Inc.
              3.500%, 03/15/25.....................................  1,000     995,026
Merck Sharp & Dohme Corp.
              6.400%, 03/01/28.....................................  6,591   7,909,567
Microsoft Corp.
              2.400%, 08/08/26..................................... 10,000   9,273,699
              3.300%, 02/06/27..................................... 29,100  28,803,684
Mitsubishi UFJ Financial Group, Inc.
              3.850%, 03/01/26.....................................  7,000   6,935,127
#             3.677%, 02/22/27.....................................  2,000   1,953,302
Mizuho Financial Group, Inc.
              2.839%, 09/13/26..................................... 10,000   9,143,636

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
                                                          ------
Molson Coors Brewing Co.
    3.000%, 07/15/26.....................................  2,000 $ 1,832,246
Morgan Stanley
    3.875%, 01/27/26.....................................  3,000   2,956,820
    3.625%, 01/20/27.....................................  9,400   9,056,562
Mosaic Co. (The)
    4.250%, 11/15/23.....................................  1,939   1,961,570
#   4.050%, 11/15/27.....................................  4,000   3,847,476
Motorola Solutions, Inc.
    3.500%, 03/01/23.....................................  1,763   1,718,151
MPLX L.P.
    4.125%, 03/01/27.....................................  7,000   6,867,545
MUFG Bank, Ltd.
    3.250%, 09/08/24.....................................  1,763   1,704,004
Mylan NV
    3.950%, 06/15/26.....................................  7,000   6,709,018
Mylan, Inc.
    4.200%, 11/29/23.....................................  2,468   2,452,485
Nasdaq, Inc.
    4.250%, 06/01/24.....................................  1,551   1,566,086
National Australia Bank, Ltd.
#U  3.500%, 01/10/27..................................... 14,790  14,315,366
National Oilwell Varco, Inc.
#   2.600%, 12/01/22.....................................  2,568   2,459,409
Nationwide Building Society
U   3.900%, 07/21/25.....................................  7,000   6,958,293
NextEra Energy Capital Holdings, Inc.
    3.550%, 05/01/27.....................................  2,000   1,930,479
NIKE, Inc.
    2.375%, 11/01/26..................................... 13,135  12,032,126
Noble Energy, Inc.
    3.900%, 11/15/24.....................................  1,426   1,408,980
#   3.850%, 01/15/28.....................................  2,000   1,931,041
Nordstrom, Inc.
#   4.000%, 03/15/27.....................................  4,412   4,217,225
#   6.950%, 03/15/28.....................................    282     310,891
Norfolk Southern Corp.
    5.640%, 05/17/29.....................................  2,048   2,292,335
Novartis Capital Corp.
    3.100%, 05/17/27..................................... 24,278  23,439,790
Nucor Corp.
    3.950%, 05/01/28.....................................  3,000   3,002,405
Nutrien, Ltd.
    3.000%, 04/01/25.....................................  1,500   1,381,910
Nuveen Finance LLC
#U  4.125%, 11/01/24.....................................  5,360   5,306,151
Occidental Petroleum Corp.
    3.400%, 04/15/26.....................................  5,280   5,196,818
Omnicom Group, Inc. / Omnicom Capital, Inc.
    3.650%, 11/01/24.....................................    705     686,070
ONEOK, Inc.
#   4.000%, 07/13/27.....................................  3,915   3,848,921
Oracle Corp.
    2.650%, 07/15/26.....................................  3,000   2,804,948
    3.250%, 11/15/27..................................... 22,400  21,701,880
#   3.250%, 05/15/30.....................................  7,966   7,647,605

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ -----------
                                                              (000)
O'Reilly Automotive, Inc.
    3.600%, 09/01/27.....................................      3,900 $ 3,682,578
Pacific Gas & Electric Co.
    3.500%, 06/15/25.....................................      2,362   2,236,730
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
U   3.400%, 11/15/26.....................................      4,000   3,740,635
PepsiCo, Inc.
    3.500%, 07/17/25.....................................      4,721   4,753,699
Pepsi-Cola Metropolitan Bottling Co., Inc.
    7.000%, 03/01/29.....................................        500     639,360
Pernod Ricard SA
#U  3.250%, 06/08/26.....................................      3,000   2,868,746
Perrigo Finance Unlimited Co.
    3.900%, 12/15/24.....................................      6,115   5,941,618
    4.375%, 03/15/26.....................................      3,000   2,939,008
Pfizer, Inc.
#   2.750%, 06/03/26.....................................      8,770   8,337,171
    3.000%, 12/15/26.....................................     11,817  11,400,221
Philip Morris International, Inc.
#   3.250%, 11/10/24.....................................      2,179   2,125,814
Phillips 66 Partners L.P.
    3.550%, 10/01/26.....................................      4,550   4,295,447
PNC Bank NA
#   2.950%, 02/23/25.....................................      4,407   4,211,210
Principal Financial Group, Inc.
    3.400%, 05/15/25.....................................      1,177   1,140,153
    3.100%, 11/15/26.....................................        300     279,291
Procter & Gamble Co. (The)
#   2.850%, 08/11/27.....................................     15,000  14,300,301
Province of Quebec Canada
    7.500%, 09/15/29.....................................      2,000   2,743,275
PSEG Power LLC
    4.300%, 11/15/23.....................................      2,122   2,152,711
QUALCOMM, Inc.
    3.450%, 05/20/25.....................................      7,026   6,828,419
Quest Diagnostics, Inc.
    3.500%, 03/30/25.....................................        582     561,494
Reinsurance Group of America, Inc.
    4.700%, 09/15/23.....................................      2,115   2,176,974
    3.950%, 09/15/26.....................................      7,358   7,164,300
Rio Tinto Finance USA, Ltd.
    7.125%, 07/15/28.....................................        865   1,088,675
Roche Holdings, Inc.
#U  2.625%, 05/15/26.....................................     13,132  12,281,711
    2.375%, 01/28/27.....................................      7,900   7,186,766
Rolls-Royce P.L.C.
U   3.625%, 10/14/25.....................................      4,000   3,924,127
Royal Bank of Scotland Group P.L.C.
    4.800%, 04/05/26.....................................      1,000   1,018,283
Royal Caribbean Cruises, Ltd.
    7.500%, 10/15/27.....................................      3,401   4,033,721
#   3.700%, 03/15/28.....................................      2,474   2,307,095
salesforce.com, Inc.
    3.700%, 04/11/28.....................................      2,000   2,006,738

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ -----------
                                                              (000)
Santander Holdings USA, Inc.
    4.500%, 07/17/25.....................................      9,000 $ 8,972,196
    4.400%, 07/13/27.....................................      2,000   1,943,353
Sempra Energy
    3.550%, 06/15/24.....................................      3,596   3,507,853
    3.750%, 11/15/25.....................................      1,000     977,524
Shell International Finance BV
#   2.875%, 05/10/26.....................................     12,051  11,494,535
#   2.500%, 09/12/26.....................................     15,600  14,471,110
Sherwin-Williams Co. (The)
    3.450%, 08/01/25.....................................      5,503   5,304,512
    3.950%, 01/15/26.....................................      2,200   2,177,652
Siemens Financieringsmaatschappij NV
U   6.125%, 08/17/26.....................................      2,080   2,386,067
Solvay Finance America LLC
U   4.450%, 12/03/25.....................................      3,000   3,053,194
Southern California Edison Co.
    6.650%, 04/01/29.....................................        525     620,466
Southern Power Co.
#   4.150%, 12/01/25.....................................      2,000   1,995,046
Southwest Airlines Co.
    3.000%, 11/15/26.....................................      2,000   1,849,298
Spectra Energy Partners L.P.
    4.750%, 03/15/24.....................................      2,563   2,639,100
StanCorp Financial Group, Inc.
    5.000%, 08/15/22.....................................      1,763   1,802,196
Standard Chartered P.L.C.
U   4.050%, 04/12/26.....................................      1,962   1,915,822
Statoil ASA
    6.500%, 12/01/28.....................................      5,000   6,066,142
Stryker Corp.
    3.375%, 05/15/24.....................................        282     277,411
    3.375%, 11/01/25.....................................      6,000   5,807,466
Sumitomo Mitsui Financial
    Group, Inc...........................................
    3.784%, 03/09/26.....................................      4,000   3,936,156
#   3.544%, 01/17/28.....................................      6,000   5,775,086
Suncor Energy, Inc.
    3.600%, 12/01/24.....................................      4,007   3,953,119
Sysco Corp.
    3.750%, 10/01/25.....................................        700     690,049
    3.300%, 07/15/26.....................................     12,345  11,793,407
Tapestry, Inc.
    4.250%, 04/01/25.....................................      8,534   8,395,028
Target Corp.
#   2.500%, 04/15/26.....................................      9,730   8,991,633
TD Ameritrade Holding Corp.
    3.625%, 04/01/25.....................................      3,526   3,486,702
TechnipFMC PLC
    3.450%, 10/01/22.....................................      1,741   1,701,536
Telefonica Europe BV
    8.250%, 09/15/30.....................................      9,275  11,978,747
Thomson Reuters Corp.
    3.850%, 09/29/24.....................................        365     359,369

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ -----------
                                                              (000)
TJX Cos., Inc. (The)
#   2.250%, 09/15/26.....................................      1,975 $ 1,778,636
Total System Services, Inc.
    4.800%, 04/01/26.....................................      5,970   6,169,687
    4.450%, 06/01/28.....................................      1,071   1,076,633
Toyota Motor Credit Corp.
    3.200%, 01/11/27.....................................     20,213  19,519,703
#   3.050%, 01/11/28.....................................     14,430  13,682,259
TransCanada PipeLines, Ltd.
    4.875%, 01/15/26.....................................        450     473,110
Travelers Property Casualty Corp.
    6.375%, 03/15/33.....................................        375     464,353
UBS Group Funding Switzerland AG
U   4.125%, 09/24/25.....................................      9,500   9,503,982
Union Pacific Corp.
#   3.250%, 01/15/25.....................................      8,761   8,517,099
    3.950%, 09/10/28.....................................        700     709,373
United Technologies Corp.
    7.500%, 09/15/29.....................................      5,114   6,544,739
UnitedHealth Group, Inc.
    3.750%, 07/15/25.....................................      5,333   5,351,665
Unum Group
    4.000%, 03/15/24.....................................        705     695,123
    3.875%, 11/05/25.....................................      9,000   8,674,914
Valero Energy Corp.
    7.500%, 04/15/32.....................................      1,500   1,920,762
Verizon Communications, Inc.
    3.500%, 11/01/24.....................................      3,500   3,430,667
    3.376%, 02/15/25.....................................      4,916   4,764,555
#   4.125%, 03/16/27.....................................      3,700   3,694,651
Viacom, Inc.
    4.250%, 09/01/23.....................................        353     354,447
#   3.875%, 04/01/24.....................................      3,711   3,606,407
Visa, Inc.
    3.150%, 12/14/25.....................................      2,250   2,187,137
Vodafone Group P.L.C.
    7.875%, 02/15/30.....................................      8,125  10,269,136
Walgreens Boots Alliance, Inc.
    3.450%, 06/01/26.....................................      9,000   8,512,092
Walt Disney Co. (The)
    3.150%, 09/17/25.....................................      3,526   3,455,877
Warner Media LLC
    3.550%, 06/01/24.....................................      2,468   2,395,937

                                                                 FACE
                                                                AMOUNT       VALUE+
                                                              ---------- --------------
                                                                (000)
    3.600%, 07/15/25.....................................          3,500 $    3,355,155
    3.800%, 02/15/27.....................................          2,000      1,915,863
WEC Energy Group, Inc.
    3.550%, 06/15/25.....................................          6,200      6,120,676
Wells Fargo & Co.
    3.000%, 02/19/25.....................................          3,526      3,346,604
    3.000%, 04/22/26.....................................          5,000      4,669,433
Westpac Banking Corp.
    2.850%, 05/13/26.....................................          1,500      1,389,319
#   2.700%, 08/19/26.....................................         10,595      9,677,386
    3.350%, 03/08/27.....................................          7,000      6,666,871
WestRock MWV LLC
    8.200%, 01/15/30.....................................          4,885      6,420,499
    7.950%, 02/15/31.....................................          3,112      4,075,955
Whirlpool Corp.
    3.700%, 05/01/25.....................................          2,468      2,400,494
Williams Partners L.P.
    4.000%, 09/15/25.....................................          3,000      2,967,447
    3.750%, 06/15/27.....................................          2,771      2,671,964
Wisconsin Electric Power Co.
    3.100%, 06/01/25.....................................          1,763      1,697,612
Xerox Corp.
#   3.800%, 05/15/24.....................................          2,276      2,178,948
Zimmer Biomet Holdings, Inc.
    3.550%, 04/01/25.....................................          3,000      2,877,537
Zoetis, Inc.
    3.000%, 09/12/27.....................................          1,500      1,400,739
                                                                         --------------
TOTAL BONDS                                                               1,728,121,776
                                                                         --------------
U.S. TREASURY OBLIGATIONS -- (0.3%)
U.S. Treasury Bonds
    5.375%, 02/15/31.....................................          5,500      6,871,347
                                                                         --------------
TOTAL INVESTMENT SECURITIES.............................................  1,805,772,213
                                                                         --------------

                                                                SHARES
                                                          -   ---------- --------------
SECURITIES LENDING COLLATERAL -- (8.2%)
@(S) DFA Short Term
    Investment Fund......................................     13,913,258    160,990,312
                                                                         --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $2,036,901,217)^^..................................                $1,966,762,525
                                                                         ==============

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
Agency Obligations..............   --... $   70,779,090   --    $   70,779,090
Bonds...........................   --...  1,728,121,776   --     1,728,121,776

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
U.S. Treasury Obligations.......   --... $    6,871,347   --    $    6,871,347
Securities Lending Collateral...   --...    160,990,312   --       160,990,312
                                   --    --------------   --    --------------
TOTAL...........................   --... $1,966,762,525   --    $1,966,762,525
                                   ==    ==============   ==    ==============

                         DFA TARGETED CREDIT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2018
                                  (UNAUDITED)

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
BONDS -- (96.3%)
AUSTRALIA -- (2.8%)
Australia & New Zealand Banking Group, Ltd.
    2.625%, 05/19/22.....................................      1,000  $   966,210
BHP Billiton Finance USA, Ltd.
#   2.875%, 02/24/22.....................................        929      916,189
BHP Billiton Finance, Ltd.
    0.750%, 10/28/22..................................... EUR  2,554    3,024,876
Commonwealth Bank of Australia
U   2.750%, 03/10/22.....................................        991      962,978
FMG Resources August 2006 Pty, Ltd.
    4.750%, 05/15/22.....................................      1,300    1,264,250
Macquarie Group, Ltd.
#U  6.000%, 01/14/20.....................................      1,150    1,190,751
National Australia Bank, Ltd.
    2.800%, 01/10/22.....................................      1,000      975,370
    2.500%, 05/22/22.....................................      5,500    5,280,990
Origin Energy Finance, Ltd.
U   3.500%, 10/09/18                                             835      835,083
Westpac Banking Corp.
    2.500%, 06/28/22.....................................      2,500    2,401,300
                                                                      -----------
TOTAL AUSTRALIA                                                        17,817,997
                                                                      -----------
BELGIUM -- (0.6%)
Anheuser-Busch InBev SA
    0.875%, 03/17/22..................................... EUR  3,272    3,911,282
                                                                      -----------
CANADA -- (5.7%)
Alimentation Couche-Tard, Inc.
U   2.700%, 07/26/22.....................................      2,000    1,924,041
Bank of Montreal
    1.900%, 08/27/21.....................................      1,000      957,881
Bank of Nova Scotia (The)
    4.375%, 01/13/21.....................................      1,300    1,331,864
    2.700%, 03/07/22.....................................      2,000    1,954,008
    0.375%, 04/06/22..................................... EUR  1,000    1,168,450
Canadian Imperial Bank of Commerce
    2.550%, 06/16/22.....................................      2,000    1,932,480
    2.300%, 07/11/22..................................... CAD  3,000    2,246,500
Canadian National Railway Co.
    2.850%, 12/15/21.....................................        565      556,986
Canadian Natural Resources, Ltd.
    3.450%, 11/15/21.....................................      2,800    2,789,537
    2.950%, 01/15/23.....................................      1,000      965,501

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
CANADA -- (Continued)
Cenovus Energy, Inc.
#   5.700%, 10/15/19.....................................        800  $   818,880
    3.000%, 08/15/22.....................................      1,122    1,070,554
Enbridge, Inc.
    2.900%, 07/15/22.....................................      2,167    2,103,929
    3.190%, 12/05/22..................................... CAD  1,000      765,277
Goldcorp, Inc.
    3.625%, 06/09/21.....................................      1,700    1,695,829
Husky Energy, Inc.
    7.250%, 12/15/19.....................................        925      971,956
Kinross Gold Corp.
#   5.125%, 09/01/21.....................................      1,250    1,291,800
Province of Ontario Canada
#   2.250%, 05/18/22.....................................      1,000      965,350
Quebec, Province of Canada
    3.500%, 07/29/20.....................................      1,500    1,516,498
Rogers Communications, Inc.
    4.000%, 06/06/22..................................... CAD  2,500    1,983,203
Teck Resources, Ltd.
    4.750%, 01/15/22.....................................      1,000    1,030,000
#   3.750%, 02/01/23.....................................      1,000      987,500
Toronto-Dominion Bank (The)
    2.125%, 04/07/21.....................................      1,000      968,903
    3.250%, 06/11/21.....................................      1,000      999,379
    1.800%, 07/13/21.....................................      1,000      958,512
TransCanada PipeLines, Ltd.
    2.500%, 08/01/22.....................................        600      576,972
Videotron, Ltd.
    5.000%, 07/15/22.....................................      1,420    1,447,690
                                                                      -----------
TOTAL CANADA                                                           35,979,480
                                                                      -----------
DENMARK -- (0.5%)
AP Moller - Maersk A.S.
U   2.875%, 09/28/20.....................................      1,000      984,621
Danske Bank A.S.
U   2.750%, 09/17/20.....................................      1,500    1,480,214
U   2.800%, 03/10/21.....................................        700      686,221
                                                                      -----------
TOTAL DENMARK.                                                          3,151,056
                                                                      -----------
FINLAND -- (0.3%)
Nokia Oyj
#   3.375%, 06/12/22.....................................      2,228    2,150,020
                                                                      -----------
FRANCE -- (3.6%)
Air Liquide Finance SA
    0.500%, 06/13/22..................................... EUR  3,700    4,374,200
Airbus Finance BV
U   2.700%, 04/17/23.....................................        500      483,199
BNP Paribas SA
    5.000%, 01/15/21.....................................        531      550,939
    0.500%, 06/01/22..................................... EUR  2,800    3,289,035

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
FRANCE -- (Continued)
BPCE SA
    2.650%, 02/03/21.....................................        700  $   685,266
    2.750%, 12/02/21.....................................      1,000      970,974
    1.125%, 12/14/22..................................... EUR  1,200    1,444,083
Danone SA
    2.077%, 11/02/21.....................................      2,770    2,642,285
Electricite de France SA
    3.875%, 01/18/22..................................... EUR  1,200    1,581,555
Orange SA
    5.375%, 07/08/19.....................................        200      204,673
    4.125%, 09/14/21.....................................        900      918,512
Pernod Ricard SA
U   5.750%, 04/07/21.....................................      2,000    2,109,817
Societe Generale SA
U   2.625%, 09/16/20.....................................        500      490,942
U   2.500%, 04/08/21.....................................      1,000      973,357
    4.250%, 07/13/22..................................... EUR  1,500    2,021,736
                                                                      -----------
TOTAL FRANCE.............................................              22,740,573
                                                                      -----------
GERMANY -- (4.1%)
BMW Finance NV
    1.250%, 09/05/22..................................... EUR    600      728,681
BMW US Capital LLC
    2.000%, 04/11/21.....................................      2,335    2,253,206
    0.625%, 04/20/22..................................... EUR    750      889,355
Daimler Canada Finance, Inc.
    2.230%, 12/16/21..................................... CAD  2,000    1,492,962
Daimler Finance North America LLC
U   2.850%, 01/06/22.....................................      2,500    2,440,946
Deutsche Bank AG
    2.950%, 08/20/20.....................................      1,000      980,847
    3.125%, 01/13/21.....................................        500      487,129
    1.500%, 01/20/22..................................... EUR  1,700    1,996,504
Deutsche Telekom International Finance BV
U   1.950%, 09/19/21.....................................      1,500    1,431,280
    4.250%, 07/13/22..................................... EUR    800    1,079,467
EMD Finance LLC
U   2.950%, 03/19/22.....................................      3,288    3,213,003
Siemens Financieringsmaatschappij NV
U   1.700%, 09/15/21.....................................      1,000      953,208
    2.900%, 05/27/22.....................................      1,500    1,471,390
T-Mobile USA, Inc.
    4.000%, 04/15/22.....................................      1,239    1,225,061
Volkswagen Leasing GmbH
    2.125%, 04/04/22..................................... EUR    900    1,107,804
    2.375%, 09/06/22..................................... EUR  1,800    2,239,893
ZF North America Capital, Inc.
U   4.500%, 04/29/22.....................................      2,299    2,339,029
                                                                      -----------
TOTAL GERMANY............................................              26,329,765
                                                                      -----------

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
IRELAND -- (1.1%)
Allergan Finance LLC
    3.250%, 10/01/22.....................................      1,000  $   975,525
Eaton Corp.
    2.750%, 11/02/22.....................................      1,500    1,455,354
Ireland Government Bond
    0.000%, 10/18/22..................................... EUR  3,900    4,566,667
                                                                      -----------
TOTAL IRELAND............................................               6,997,546
                                                                      -----------
ITALY -- (1.3%)
Enel Finance International NV
    5.000%, 09/14/22..................................... EUR    622      859,538
Intesa Sanpaolo SpA
    3.875%, 01/15/19.....................................        475      475,581
    0.875%, 06/27/22..................................... EUR  1,000    1,149,733
    3.125%, 07/14/22.....................................      2,000    1,864,025
Italy Buoni Poliennali Del Tesoro
    1.200%, 04/01/22..................................... EUR  2,820    3,259,645
    0.950%, 03/01/23..................................... EUR    400      450,103
                                                                      -----------
TOTAL ITALY..............................................               8,058,625
                                                                      -----------
JAPAN -- (4.3%)
Daiwa Securities Group, Inc.
U   3.129%, 04/19/22.....................................      1,500    1,468,320
Honda Canada Finance, Inc.
    2.268%, 07/15/22..................................... CAD  5,500    4,102,518
Japan Bank for International Cooperation
    2.000%, 11/04/21.....................................      2,000    1,925,319
Mitsubishi UFJ Financial Group, Inc.
    2.950%, 03/01/21.....................................      1,000      987,182
Mizuho Financial Group, Inc.
U   2.632%, 04/12/21.....................................        800      780,808
    2.953%, 02/28/22.....................................      3,500    3,409,167
MUFG Bank, Ltd.
    0.875%, 03/11/22..................................... EUR  2,068    2,451,938
Nissan Motor Acceptance Corp.
U   2.550%, 03/08/21.....................................      1,100    1,073,292
U   2.650%, 07/13/22.....................................      1,000      961,755
U   2.600%, 09/28/22.....................................      1,000      955,630
Sumitomo Mitsui Banking Corp.
    1.000%, 01/19/22..................................... EUR  1,000    1,192,693
Sumitomo Mitsui Financial Group, Inc.
    2.058%, 07/14/21.....................................      1,000      958,022
    2.784%, 07/12/22.....................................        400      387,040
Toyota Motor Credit Corp.
    2.600%, 01/11/22.....................................      5,776    5,654,069
    2.625%, 01/10/23.....................................      1,055    1,022,242
                                                                      -----------
TOTAL JAPAN..............................................              27,329,995
                                                                      -----------

DFA TARGETED CREDIT PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
LUXEMBOURG -- (0.2%)
ArcelorMittal
    5.125%, 06/01/20.....................................      1,243  $ 1,275,567
                                                                      -----------
NETHERLANDS -- (1.4%)
Heineken NV
#U  3.400%, 04/01/22.....................................      1,011    1,010,878
ING Bank NV
U   2.750%, 03/22/21.....................................      1,500    1,476,258
    4.500%, 02/21/22..................................... EUR  1,000    1,344,358
ING Groep NV
    0.750%, 03/09/22..................................... EUR  1,600    1,881,881
Shell International Finance BV
    1.875%, 05/10/21.....................................      1,000      970,652
    2.250%, 01/06/23.....................................      2,000    1,912,776
                                                                      -----------
TOTAL NETHERLANDS.                                                      8,596,803
                                                                      -----------
SPAIN -- (1.8%)
Banco Santander SA
    3.848%, 04/12/23.....................................      3,000    2,968,140
Iberdrola Finance Ireland DAC
U   5.000%, 09/11/19.....................................         99      100,865
Santander Holdings USA, Inc.
    2.650%, 04/17/20.....................................        800      790,750
    3.400%, 01/18/23.....................................      1,000      974,435
Santander UK Group Holdings P.L.C.
    2.875%, 08/05/21.....................................      1,000      976,526
Santander UK P.L.C.
    2.375%, 03/16/20.....................................        130      128,282
Spain Government Bond
    0.450%, 10/31/22..................................... EUR  3,000    3,550,392
Telefonica Emisiones SAU
    5.134%, 04/27/20.....................................        200      206,321
    5.462%, 02/16/21.....................................      1,185    1,240,978
    2.242%, 05/27/22..................................... EUR    400      499,988
                                                                      -----------
TOTAL SPAIN.                                                           11,436,677
                                                                      -----------
SWEDEN -- (0.3%)
Telefonaktiebolaget LM Ericsson
#   4.125%, 05/15/22.....................................      2,000    1,967,061
                                                                      -----------
SWITZERLAND -- (0.7%)
ABB Finance USA, Inc.
    2.875%, 05/08/22.....................................        500      491,335
Credit Suisse AG
    3.000%, 10/29/21.....................................      1,457    1,439,498
Credit Suisse Group Funding Guernsey, Ltd.
    1.250%, 04/14/22..................................... EUR  2,100    2,505,676
                                                                      -----------
TOTAL SWITZERLAND                                                       4,436,509
                                                                      -----------
UNITED KINGDOM -- (5.3%)
AstraZeneca P.L.C.
    2.375%, 11/16/20.....................................      2,250    2,206,148
    2.375%, 06/12/22.....................................      1,500    1,442,355

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
UNITED KINGDOM -- (Continued)
BAE Systems Holdings, Inc.
#U  2.850%, 12/15/20.....................................      1,650  $ 1,627,467
Barclays P.L.C.
    2.750%, 11/08/19.....................................      1,000      993,465
    1.500%, 04/01/22..................................... EUR  1,100    1,316,671
BAT International Finance P.L.C.
    3.625%, 11/09/21..................................... EUR    700      903,976
    1.000%, 05/23/22..................................... EUR  1,333    1,582,449
    3.250%, 06/07/22.....................................      1,000      979,902
Baxalta, Inc.
    2.875%, 06/23/20.....................................        400      395,896
BP Capital Markets P.L.C.
    3.561%, 11/01/21.....................................      2,000    2,017,752
    1.373%, 03/03/22..................................... EUR  2,146    2,612,274
British Telecommunications P.L.C.
    0.500%, 06/23/22..................................... EUR  3,100    3,622,578
CNH Industrial Capital LLC
    3.875%, 10/15/21.....................................      1,000      995,000
    4.375%, 04/05/22.....................................        250      251,563
Coca-Cola European Partners P.L.C.
    0.750%, 02/24/22..................................... EUR  1,846    2,192,873
Coca-Cola European Partners US LLC
    4.500%, 09/01/21.....................................        270      276,620
GlaxoSmithKline Capital P.L.C.
    2.850%, 05/08/22.....................................      1,000      986,050
HSBC Holdings P.L.C.
    3.400%, 03/08/21.....................................      2,000    1,997,680
    4.000%, 03/30/22.....................................        700      710,479
Lloyds Banking Group P.L.C.
    3.100%, 07/06/21.....................................      1,000      986,192
#   3.000%, 01/11/22.....................................        600      586,704
Mead Johnson Nutrition Co.
#   3.000%, 11/15/20.....................................        919      916,131
Sky P.L.C.
U   2.625%, 09/16/19.....................................        750      744,603
TechnipFMC PLC
    3.450%, 10/01/22.....................................      1,000      977,333
Unilever NV
    0.500%, 02/03/22..................................... EUR  1,125    1,333,220
Vodafone Group P.L.C.
    2.500%, 09/26/22.....................................      1,000      957,206
                                                                      -----------
TOTAL UNITED KINGDOM                                                   33,612,587
                                                                      -----------
UNITED STATES -- (62.3%)
Abbott Laboratories
    4.125%, 05/27/20.....................................      1,000    1,017,085
AbbVie, Inc.
    2.900%, 11/06/22.....................................      2,500    2,435,225
Activision Blizzard, Inc.
    2.600%, 06/15/22.....................................        600      579,679
Advance Auto Parts, Inc.
    5.750%, 05/01/20.....................................        985    1,020,835

DFA TARGETED CREDIT PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
UNITED STATES -- (Continued)
Aetna, Inc.
    4.125%, 06/01/21.....................................        916  $  929,122
Aflac, Inc.
    3.625%, 06/15/23.....................................        500     502,277
Agilent Technologies, Inc.
#   5.000%, 07/15/20.....................................        435     449,432
Allergan Funding SCS
    3.450%, 03/15/22.....................................      3,000   2,966,564
Ally Financial, Inc.
    7.500%, 09/15/20.....................................        500     536,875
#   4.125%, 02/13/22.....................................      1,525   1,509,750
Altria Group, Inc.
    2.850%, 08/09/22.....................................      2,516   2,459,863
Amazon.com, Inc.
    3.300%, 12/05/21.....................................        320     322,710
Ameren Corp.
    2.700%, 11/15/20.....................................      1,525   1,503,532
American Express Co.
    2.500%, 08/01/22.....................................      3,000   2,884,825
American Express Credit Corp.
#   2.250%, 05/05/21.....................................      1,000     974,996
    0.625%, 11/22/21..................................... EUR    700     827,672
American International Group, Inc.
    4.875%, 06/01/22.....................................      1,750   1,830,237
AmerisourceBergen Corp.
#   3.500%, 11/15/21.....................................      1,553   1,553,399
Amgen, Inc.
#   4.100%, 06/15/21.....................................      1,000   1,020,740
    1.250%, 02/25/22..................................... EUR  1,500   1,810,371
Andeavor Logistics L.P. / Tesoro Logistics Finance Corp.
    5.500%, 10/15/19.....................................        500     511,135
Anixter, Inc.
    5.125%, 10/01/21.....................................      1,175   1,204,904
Anthem, Inc.
#   4.350%, 08/15/20.....................................        200     204,376
    3.125%, 05/15/22.....................................      3,000   2,957,910
Aon P.L.C.
    2.800%, 03/15/21.....................................      1,500   1,473,159
Apache Corp.
    3.250%, 04/15/22.....................................      2,359   2,329,819
    2.625%, 01/15/23.....................................        500     476,355
Apple, Inc.
    2.300%, 05/11/22.....................................        500     485,635
    2.100%, 09/12/22.....................................      2,000   1,919,960
Arconic, Inc.
    5.870%, 02/23/22.....................................      1,200   1,239,000
Arrow Electronics, Inc.
    3.500%, 04/01/22.....................................        700     687,988
Ashland LLC
    4.750%, 08/15/22.....................................      1,920   1,932,000
AT&T, Inc.
    4.600%, 02/15/21.....................................        600     613,968
    3.875%, 08/15/21.....................................        300     303,027

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
UNITED STATES -- (Continued)
    1.450%, 06/01/22..................................... EUR    400  $  482,210
AutoZone, Inc.
    2.500%, 04/15/21.....................................      1,695   1,650,738
Avnet, Inc.
    4.875%, 12/01/22.....................................      3,000   3,090,990
Baker Hughes a GE Co. LLC
    3.200%, 08/15/21.....................................        309     308,339
Ball Corp.
    4.375%, 12/15/20.....................................        500     505,000
    5.000%, 03/15/22.....................................        750     770,625
Bank of America Corp.
    2.625%, 10/19/20.....................................        120     118,592
    5.700%, 01/24/22.....................................      1,000   1,079,793
    3.228%, 06/22/22..................................... CAD  2,000   1,542,269
    1.625%, 09/14/22..................................... EUR  1,050   1,280,781
Bank of New York Mellon Corp. (The)
    2.450%, 11/27/20.....................................        301     295,844
    2.600%, 02/07/22.....................................      1,000     976,270
    3.500%, 04/28/23.....................................      1,550   1,549,236
Baxter International, Inc.
    1.700%, 08/15/21.....................................      1,500   1,425,887
BB&T Corp.
#   2.750%, 04/01/22.....................................      2,000   1,953,160
Becton Dickinson and Co.
    3.125%, 11/08/21.....................................      2,700   2,659,629
Bemis Co., Inc.
    4.500%, 10/15/21.....................................        500     511,930
Best Buy Co., Inc.
    5.500%, 03/15/21.....................................      2,000   2,089,322
Biogen, Inc.
    3.625%, 09/15/22.....................................      3,500   3,510,535
Booking Holdings, Inc.
    0.800%, 03/10/22..................................... EUR  2,900   3,435,840
Boston Scientific Corp.
    3.375%, 05/15/22.....................................      2,500   2,471,522
Burlington Northern Santa Fe LLC
    3.450%, 09/15/21.....................................      1,000   1,004,917
CA, Inc.
    5.375%, 12/01/19.....................................        700     717,680
Campbell Soup Co.
#   2.500%, 08/02/22.....................................        886     840,820
Capital One Financial Corp.
    4.750%, 07/15/21.....................................      1,900   1,960,801
    3.200%, 01/30/23.....................................      2,000   1,944,432
Carpenter Technology Corp.
    5.200%, 07/15/21.....................................      1,420   1,447,972
Caterpillar Financial Services Corp.
#   1.700%, 08/09/21.....................................      1,000     959,460
CBS Corp.
    3.375%, 03/01/22.....................................      1,000     986,600
Celgene Corp.
    3.550%, 08/15/22.....................................      3,307   3,290,366
Charles Schwab Corp. (The)
    4.450%, 07/22/20.....................................        200     205,255

DFA TARGETED CREDIT PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
UNITED STATES -- (Continued)
Chevron Corp.
    2.100%, 05/16/21.....................................        657  $  642,208
    2.498%, 03/03/22.....................................      1,000     980,592
#   2.355%, 12/05/22.....................................      4,000   3,838,684
Choice Hotels International, Inc.
    5.750%, 07/01/22.....................................      1,430   1,488,987
Church & Dwight Co., Inc.
#   2.875%, 10/01/22.....................................      2,000   1,952,740
Cigna Corp.
    4.000%, 02/15/22.....................................      2,400   2,433,960
CIT Group, Inc.
    5.375%, 05/15/20.....................................        542     558,260
Citigroup, Inc.
    2.700%, 03/30/21.....................................      1,100   1,078,336
    1.375%, 10/27/21..................................... EUR    400     483,414
    3.390%, 11/18/21..................................... CAD  2,000   1,552,185
Citizens Bank NA
    2.550%, 05/13/21.....................................      1,600   1,558,135
    2.650%, 05/26/22.....................................      1,000     964,300
CMS Energy Corp.
    5.050%, 03/15/22.....................................        500     522,430
CNA Financial Corp.
    5.750%, 08/15/21.....................................        720     762,170
CNO Financial Group, Inc.
#   4.500%, 05/30/20.....................................      1,400   1,400,000
Comcast Corp.
    3.125%, 07/15/22.....................................      1,000     985,130
Conagra Brands, Inc.
    3.200%, 01/25/23.....................................      2,643   2,551,658
Consolidated Edison, Inc.
    2.000%, 05/15/21.....................................      1,860   1,796,682
Constellation Brands, Inc.
    2.700%, 05/09/22.....................................      2,475   2,393,304
    3.200%, 02/15/23.....................................      1,000     977,178
Continental Resources, Inc.
    4.500%, 04/15/23.....................................        100     101,749
Corning, Inc.
    4.250%, 08/15/20.....................................      1,000   1,016,869
Cox Communications, Inc.
U   3.250%, 12/15/22.....................................      2,192   2,121,947
CVS Health Corp.
    2.800%, 07/20/20.....................................        500     495,443
#   4.125%, 05/15/21.....................................        800     813,522
    2.125%, 06/01/21.....................................        500     483,012
    2.750%, 12/01/22.....................................      1,000     960,868
DCP Midstream Operating L.P.
    4.950%, 04/01/22.....................................      1,200   1,215,000
Dell, Inc.
    4.625%, 04/01/21.....................................        500     506,250
DH Europe Finance SA
    1.700%, 01/04/22..................................... EUR  1,600   1,960,467
Discovery Communications LLC
    5.625%, 08/15/19.....................................        398     408,174
U   2.750%, 11/15/19.....................................        575     570,540

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
UNITED STATES -- (Continued)
U   2.800%, 06/15/20.....................................        550  $  542,659
#   4.375%, 06/15/21.....................................      2,176   2,220,460
Dominion Energy, Inc.
    4.450%, 03/15/21.....................................        850     869,805
Dow Chemical Co. (The)
    4.250%, 11/15/20.....................................        187     190,670
    3.000%, 11/15/22.....................................      1,000     975,910
DTE Energy Co.
    2.400%, 12/01/19.....................................        700     692,481
Duke Energy Corp.
    2.400%, 08/15/22.....................................      1,775   1,705,460
E*TRADE Financial Corp.
    2.950%, 08/24/22.....................................      3,500   3,391,255
Eastman Chemical Co.
    4.500%, 01/15/21.....................................         34      34,719
eBay, Inc.
    2.875%, 08/01/21.....................................      1,500   1,480,666
#   2.600%, 07/15/22.....................................        500     482,190
    2.750%, 01/30/23.....................................        416     399,938
Ecolab, Inc.
    4.350%, 12/08/21.....................................      1,224   1,264,936
    2.375%, 08/10/22.....................................      1,775   1,708,491
Edgewell Personal Care Co.
#   4.700%, 05/19/21.....................................        900     900,000
#   4.700%, 05/24/22.....................................        850     835,125
Edison International
    2.400%, 09/15/22.....................................      2,454   2,325,525
Electronic Arts, Inc.
    3.700%, 03/01/21.....................................      1,962   1,980,221
EMC Corp.
    2.650%, 06/01/20.....................................      1,000     974,797
Energy Transfer Partners L.P.
#   3.600%, 02/01/23.....................................      2,500   2,448,625
Enterprise Products Operating LLC
#   5.250%, 01/31/20.....................................        400     411,930
    2.850%, 04/15/21.....................................      1,500   1,481,109
Equifax, Inc.
    3.300%, 12/15/22.....................................      2,652   2,590,375
Evergy, Inc.
    4.850%, 06/01/21.....................................        915     936,810
Eversource Energy
    2.500%, 03/15/21.....................................        900     881,290
Exelon Corp.
    5.150%, 12/01/20.....................................        300     309,062
Exelon Generation Co. LLC
    2.950%, 01/15/20.....................................        150     149,263
    4.000%, 10/01/20.....................................      1,000   1,010,123
    3.400%, 03/15/22.....................................      1,000     993,610
    4.250%, 06/15/22.....................................        500     510,480
Express Scripts Holding Co.
    3.300%, 02/25/21.....................................      2,000   1,984,415
    3.900%, 02/15/22.....................................        500     500,828
Fidelity National Information
    Services, Inc........................................
#   2.250%, 08/15/21.....................................      2,000   1,925,142
Fifth Third Bancorp
    3.500%, 03/15/22.....................................      3,000   2,997,780

DFA TARGETED CREDIT PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
UNITED STATES -- (Continued)
Ford Credit Canada Co.
    2.766%, 06/22/22..................................... CAD  2,500  $1,857,939
Ford Motor Credit Co. LLC
    3.200%, 01/15/21.....................................        800     789,306
    3.336%, 03/18/21.....................................      1,500   1,484,730
Fortune Brands Home & Security, Inc.
    3.000%, 06/15/20.....................................        500     496,130
Gap, Inc. (The)
    5.950%, 04/12/21.....................................      1,296   1,357,567
GATX Corp.
    2.500%, 07/30/19.....................................        500     497,944
General Electric Co.
    0.375%, 05/17/22..................................... EUR  3,000   3,490,450
    2.700%, 10/09/22.....................................      1,500   1,452,884
General Mills, Inc.
    3.150%, 12/15/21.....................................        985     973,383
General Motors Financial Co., Inc.
    3.200%, 07/06/21.....................................      2,800   2,760,426
    3.450%, 01/14/22.....................................        800     788,552
Gilead Sciences, Inc.
    4.400%, 12/01/21.....................................      2,005   2,068,476
Goldman Sachs Group, Inc. (The)
    5.375%, 03/15/20.....................................        500     517,044
#   2.625%, 04/25/21.....................................      1,000     980,209
    5.250%, 07/27/21.....................................        750     785,745
    5.750%, 01/24/22.....................................        957   1,022,239
Graphic Packaging International LLC
    4.750%, 04/15/21.....................................      1,320   1,333,200
    4.875%, 11/15/22.....................................        700     705,250
Harley-Davidson Financial Services, Inc.
U   2.550%, 06/09/22.....................................      3,000   2,857,125
Harris Corp.
    2.700%, 04/27/20.....................................        382     378,718
Hartford Financial Services Group, Inc. (The)
    5.125%, 04/15/22.....................................        400     421,628
Hasbro, Inc.
    3.150%, 05/15/21.....................................      1,384   1,367,965
Hewlett Packard Enterprise Co.
    3.600%, 10/15/20.....................................        236     237,323
Huntington Bancshares, Inc.
    3.150%, 03/14/21.....................................      1,500   1,487,462
    2.300%, 01/14/22.....................................        400     383,360
Huntington National Bank (The)
    2.400%, 04/01/20.....................................        500     492,991
Indiana Michigan Power Co.
    7.000%, 03/15/19.....................................        400     410,488
International Business Machines Corp.
    0.500%, 09/07/21..................................... EUR    700     828,068

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
UNITED STATES -- (Continued)
JPMorgan Chase & Co.
    2.550%, 10/29/20.....................................        400  $  393,770
    2.750%, 08/24/22..................................... EUR  2,868   3,657,527
Kellogg Co.
    4.000%, 12/15/20.....................................        800     813,012
    0.800%, 11/17/22..................................... EUR  2,500   2,957,637
Keurig Dr Pepper, Inc.
    2.700%, 11/15/22.....................................      1,000     949,305
KeyBank NA
#   2.300%, 09/14/22.....................................        550     524,670
KeyCorp
    2.900%, 09/15/20.....................................        700     693,886
Kraft Heinz Foods Co.
    3.500%, 06/06/22.....................................      2,900   2,882,774
Kroger Co. (The)
    3.300%, 01/15/21.....................................      1,167   1,168,568
    3.400%, 04/15/22.....................................        975     968,965
    2.800%, 08/01/22.....................................      1,500   1,455,750
L Brands, Inc.
#   5.625%, 02/15/22.....................................      1,450   1,473,563
L3 Technologies, Inc.
    4.950%, 02/15/21.....................................        164     169,656
Laboratory Corp. of America Holdings
    3.200%, 02/01/22.....................................        900     889,578
Leidos Holdings, Inc.
#   4.450%, 12/01/20.....................................      1,100   1,111,726
Lennar Corp.
#   6.625%, 05/01/20.....................................        600     627,750
    8.375%, 01/15/21.....................................        500     547,500
#   4.125%, 01/15/22.....................................      1,400   1,387,750
Liberty Mutual Group, Inc.
U   5.000%, 06/01/21.....................................      2,400   2,480,008
U   4.950%, 05/01/22.....................................        615     639,929
Lincoln National Corp.
    6.250%, 02/15/20.....................................        300     312,642
    4.850%, 06/24/21.....................................        880     911,167
Lowe's Cos., Inc.
    3.750%, 04/15/21.....................................        750     761,626
LyondellBasell Industries NV
#   6.000%, 11/15/21.....................................      1,677   1,786,626
Macy's Retail Holdings, Inc.
#   3.450%, 01/15/21.....................................      1,500   1,488,378
#   3.875%, 01/15/22.....................................        500     497,160
#   2.875%, 02/15/23.....................................        363     341,619
Manufacturers & Traders Trust Co.
    2.500%, 05/18/22.....................................      2,300   2,221,179
Marathon Petroleum Corp.
    3.400%, 12/15/20.....................................      2,100   2,106,462
Marriott International, Inc.
    2.875%, 03/01/21.....................................        800     787,653
Marsh & McLennan Cos., Inc.
    2.750%, 01/30/22.....................................      2,260   2,205,489
Mattel, Inc.
    2.350%, 08/15/21.....................................      1,900   1,724,250
Meritage Homes Corp.
    7.150%, 04/15/20.....................................      1,300   1,358,500

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
UNITED STATES -- (Continued)
MetLife, Inc.
    4.750%, 02/08/21.....................................      1,111  $1,150,668
MGM Resorts International
    7.750%, 03/15/22.....................................      2,000   2,190,000
Microsoft Corp.
    2.650%, 11/03/22.....................................      1,500   1,474,905
Molson Coors Brewing Co.
    2.100%, 07/15/21.....................................      2,000   1,921,025
Mondelez International Holdings Netherlands BV
U   2.000%, 10/28/21.....................................      3,000   2,861,817
Morgan Stanley
    2.500%, 04/21/21.....................................      1,000     976,489
    5.500%, 07/28/21.....................................        200     211,592
    3.125%, 08/05/21..................................... CAD  1,600   1,232,917
    2.625%, 11/17/21.....................................      1,500   1,459,512
Mosaic Co. (The)
    3.750%, 11/15/21.....................................      2,000   1,994,935
Murphy Oil Corp.
#   4.000%, 06/01/22.....................................        500     488,750
Mylan NV
    3.750%, 12/15/20.....................................        885     887,500
Mylan, Inc.
U   3.125%, 01/15/23.....................................      1,000     959,261
Nasdaq, Inc.
    1.750%, 05/19/23..................................... EUR  2,029   2,469,323
National Oilwell Varco, Inc.
    2.600%, 12/01/22.....................................      1,500   1,436,571
NetApp, Inc.
    3.375%, 06/15/21.....................................      2,000   1,983,085
    3.250%, 12/15/22.....................................        935     914,486
Newfield Exploration Co.
#   5.750%, 01/30/22.....................................      1,900   1,980,750
Newmont Mining Corp.
    3.500%, 03/15/22.....................................      1,000     994,460
NextEra Energy Capital Holdings, Inc.
    4.500%, 06/01/21.....................................      1,000   1,025,085
Noble Energy, Inc.
    4.150%, 12/15/21.....................................      1,676   1,702,159
Nordstrom, Inc.
    4.750%, 05/01/20.....................................      1,000   1,028,459
    4.000%, 10/15/21.....................................      1,000   1,006,802
Northern Trust Corp.
    3.375%, 08/23/21.....................................      2,035   2,044,421
Northrop Grumman Corp.
#   2.550%, 10/15/22.....................................      3,000   2,892,960
NuStar Logistics L.P.
    6.750%, 02/01/21.....................................      1,083   1,129,028
NVIDIA Corp.
    2.200%, 09/16/21.....................................      1,493   1,447,508
Occidental Petroleum Corp.
#   3.125%, 02/15/22.....................................        476     473,582
Omnicom Group, Inc. / Omnicom Capital, Inc.
    3.625%, 05/01/22.....................................      1,400   1,391,558

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
UNITED STATES -- (Continued)
ONEOK, Inc.
    4.250%, 02/01/22.....................................      1,066  $1,082,736
Oracle Corp.
    2.500%, 05/15/22.....................................      4,250   4,144,737
    2.500%, 10/15/22.....................................      1,951   1,894,343
Pacific Gas & Electric Co.
    3.500%, 10/01/20.....................................        500     498,537
    4.250%, 05/15/21.....................................        797     806,354
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
U   3.375%, 02/01/22.....................................      2,104   2,071,978
U   4.250%, 01/17/23.....................................      1,709   1,724,541
Perrigo Finance Un, Ltd. Co.
    3.500%, 03/15/21.....................................      1,180   1,170,261
Philip Morris International, Inc.
    2.375%, 08/17/22.....................................      2,291   2,198,146
    2.500%, 08/22/22.....................................      2,000   1,926,490
Phillips 66
    4.300%, 04/01/22.....................................      1,500   1,542,298
Plains All American Pipeline L.P. / PAA Finance Corp.
    2.850%, 01/31/23.....................................      1,500   1,417,695
PNC Bank NA
    2.550%, 12/09/21.....................................      3,500   3,410,175
PolyOne Corp.
#   5.250%, 03/15/23.....................................      1,400   1,429,750
Precision Castparts Corp.
    2.500%, 01/15/23.....................................        806     777,097
Procter & Gamble Co. (The)
    2.150%, 08/11/22.....................................      1,500   1,446,570
Progress Energy, Inc.
    4.400%, 01/15/21.....................................      1,100   1,124,618
PulteGroup, Inc.
#   4.250%, 03/01/21.....................................      1,475   1,475,000
QEP Resources, Inc.
    5.375%, 10/01/22.....................................      1,500   1,522,500
QUALCOMM, Inc.
    3.000%, 05/20/22.....................................      1,145   1,124,676
    2.600%, 01/30/23.....................................      2,400   2,293,614
Quest Diagnostics, Inc.
    2.700%, 04/01/19.....................................        200     199,807
Radian Group, Inc.
#   7.000%, 03/15/21.....................................      1,205   1,289,350
Regions Financial Corp.
    3.200%, 02/08/21.....................................      1,300   1,292,675
    2.750%, 08/14/22.....................................      1,500   1,444,710
Republic Services, Inc.
    3.550%, 06/01/22.....................................      1,000   1,002,840
Rockies Express Pipeline LLC
U   5.625%, 04/15/20.....................................      1,100   1,131,790
Rockwell Collins, Inc.
    2.800%, 03/15/22.....................................      2,000   1,944,843
Roper Technologies, Inc.
    3.000%, 12/15/20.....................................      1,200   1,190,271
    2.800%, 12/15/21.....................................      1,000     977,217
Ryder System, Inc.
    3.450%, 11/15/21.....................................        900     896,492
    3.400%, 03/01/23.....................................      2,000   1,973,681

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
UNITED STATES -- (Continued)
SCANA Corp.
    6.250%, 04/01/20.....................................        550  $  566,005
    4.750%, 05/15/21.....................................      1,000   1,008,792
Sealed Air Corp.
    6.500%, 12/01/20.....................................      1,449   1,526,884
U   4.875%, 12/01/22.....................................        500     504,375
Sempra Energy
    2.875%, 10/01/22.....................................        600     582,258
Sherwin-Williams Co. (The)
    2.750%, 06/01/22.....................................      1,000     970,400
Southern Co. (The)
    2.750%, 06/15/20.....................................        250     247,786
Southern Power Co.
    2.500%, 12/15/21.....................................        898     866,945
    1.000%, 06/20/22..................................... EUR    950   1,130,195
Stryker Corp.
    2.625%, 03/15/21.....................................      2,086   2,047,522
Sunoco Logistics Partners Operations L.P.
    3.450%, 01/15/23.....................................        500     488,040
SunTrust Bank
    2.450%, 08/01/22.....................................      2,750   2,641,182
SunTrust Banks, Inc.
    2.900%, 03/03/21.....................................        150     148,289
Symantec Corp.
    4.200%, 09/15/20.....................................      1,000   1,004,849
Target Corp.
#   2.900%, 01/15/22.....................................      1,750   1,742,300
Thermo Fisher Scientific, Inc.
#   4.500%, 03/01/21.....................................        830     853,246
    2.150%, 07/21/22..................................... EUR    500     623,731
Time Warner Cable LLC
    5.000%, 02/01/20.....................................      1,100   1,122,094
    4.125%, 02/15/21.....................................        100     100,879
Toll Brothers Finance Corp.
#   5.875%, 02/15/22.....................................      1,100   1,146,750
Total System Services, Inc.
    3.800%, 04/01/21.....................................        234     235,120
Travelers Cos., Inc. (The)
    3.900%, 11/01/20.....................................        250     253,718
TRI Pointe Group, Inc.
    4.875%, 07/01/21.....................................      1,100   1,102,750
Tupperware Brands Corp.
    4.750%, 06/01/21.....................................      1,700   1,735,537
Tyson Foods, Inc.
    4.500%, 06/15/22.....................................      1,000   1,030,325
United Continental Holdings, Inc.
    6.000%, 12/01/20.....................................      1,000   1,045,000
#   4.250%, 10/01/22.....................................      1,000     977,500
UnitedHealth Group, Inc.
    2.125%, 03/15/21.....................................        200     194,762
    2.875%, 12/15/21.....................................        500     495,068
    2.375%, 10/15/22.....................................      1,000     960,987
Unum Group
    3.000%, 05/15/21.....................................      1,000     981,069
US Bancorp
    2.625%, 01/24/22.....................................      1,000     977,150

                                                               FACE
                                                              AMOUNT^    VALUE+
                                                              ------- ------------
                                                               (000)
UNITED STATES -- (Continued)
    3.000%, 03/15/22.....................................      2,000  $  1,978,300
Verizon Communications, Inc.
#   3.450%, 03/15/21.....................................        215       215,244
    3.500%, 11/01/21.....................................        500       501,711
    2.375%, 02/17/22..................................... EUR  2,500     3,126,938
VF Corp.
    3.500%, 09/01/21.....................................      1,040     1,049,868
Viacom, Inc.
    2.750%, 12/15/19.....................................        598       591,649
Walgreen Co.
    3.100%, 09/15/22.....................................        500       489,275
Walgreens Boots Alliance, Inc.
#   3.300%, 11/18/21.....................................      1,000       995,047
Warner Media LLC
    2.100%, 06/01/19.....................................        105       104,325
Waste Management, Inc.
    4.600%, 03/01/21.....................................      1,288     1,327,989
Wells Fargo & Co.
    2.500%, 03/04/21.....................................      2,000     1,956,682
    2.094%, 04/25/22..................................... CAD  3,000     2,221,063
    1.500%, 09/12/22..................................... EUR    750       910,747
Western Gas Partners L.P.
    2.600%, 08/15/18.....................................        700       699,940
    5.375%, 06/01/21.....................................        175       181,226
    4.000%, 07/01/22.....................................        800       793,462
Western Union Co. (The)
    5.253%, 04/01/20.....................................      1,000     1,027,257
Whirlpool Corp.
    4.850%, 06/15/21.....................................        436       451,944
Williams Cos., Inc. (The)
#   7.875%, 09/01/21.....................................      1,200     1,332,000
Williams Partners L.P.
    4.000%, 11/15/21.....................................      1,848     1,864,595
WR Berkley Corp.
    4.625%, 03/15/22.....................................        975     1,005,586
WR Grace & Co-Conn
    5.125%, 10/01/21.....................................      1,600     1,628,000
Wyndham Destinations, Inc.
#   4.250%, 03/01/22.....................................      2,400     2,322,000
Xcel Energy, Inc.
    2.400%, 03/15/21.....................................      2,000     1,950,465
Xilinx, Inc.
    3.000%, 03/15/21.....................................        989       980,027
Zimmer Biomet Holdings, Inc.
#   3.150%, 04/01/22.....................................      1,345     1,320,185
Zoetis, Inc.
    3.250%, 02/01/23.....................................      1,000       982,358
                                                                      ------------
TOTAL UNITED STATES                                                    396,219,052
                                                                      ------------
TOTAL BONDS                                                            612,010,595
                                                                      ------------

DFA TARGETED CREDIT PORTFOLIO
CONTINUED


                                                                         VALUE+
                             SHARES                                   ------------
SECURITIES LENDING COLLATERAL -- (3.7%)
@(S)  DFA Short Term
      Investment Fund...................................... 2,045,747 $ 23,671,344
                                                                      ------------
TOTAL INVESTMENTS -- (100.0%)
      (Cost $649,168,403)^^................................           $635,681,939
                                                                      ============

At July 31, 2018, DFA Targeted Credit Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                 UNREALIZED
                                                                                  FOREIGN
                                                                                  EXCHANGE
                                                                   SETTLEMENT   APPRECIATION
CURRENCY PURCHASED    CURRENCY SOLD          COUNTERPARTY            DATE      (DEPRECIATION)
------------------   ---------------- ---------------------------- ----------  --------------
USD     21,612,398   EUR  18,406,106  State Street Bank and Trust  08/28/18     $    48,917
                                                                                -----------
TOTAL APPRECIATION                                                              $    48,917
EUR      2,052,010   USD   2,402,188  Citibank, N.A.               08/08/18     $   (1,632)
USD     77,048,355   EUR  65,932,340  Citibank, N.A.               08/08/18        (82,963)
USD     19,007,245   CAD  24,950,756  State Street Bank and Trust  08/13/18       (176,926)
                                                                                -----------
TOTAL (DEPRECIATION)                                                             $(261,521)
TOTAL APPRECIATION
(DEPRECIATION)                                                                  $ (212,604)
                                                                                ===========

                  CAD  Canadian Dollars
                  EUR  Euro

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   -----------------------------------------
                                                   LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                                   ------- ------------ ------- ------------
Bonds
   Australia......................................   --    $ 17,817,997   --    $ 17,817,997
   Belgium........................................   --       3,911,282   --       3,911,282
   Canada.........................................   --      35,979,480   --      35,979,480
   Denmark........................................   --       3,151,056   --       3,151,056
   Finland........................................   --       2,150,020   --       2,150,020
   France.........................................   --      22,740,573   --      22,740,573
   Germany........................................   --      26,329,765   --      26,329,765
   Ireland........................................   --       6,997,546   --       6,997,546
   Italy..........................................   --       8,058,625   --       8,058,625
   Japan..........................................   --      27,329,995   --      27,329,995
   Luxembourg.....................................   --       1,275,567   --       1,275,567
   Netherlands....................................   --       8,596,803   --       8,596,803
   Spain..........................................   --      11,436,677   --      11,436,677
   Sweden.........................................   --       1,967,061   --       1,967,061
   Switzerland....................................   --       4,436,509   --       4,436,509
   United Kingdom.................................   --      33,612,587   --      33,612,587
   United States..................................   --     396,219,052   --     396,219,052

DFA TARGETED CREDIT PORTFOLIO
CONTINUED



                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ------------------------------------------
                                                   LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                                   ------- ------------  ------- ------------
Securities Lending Collateral.....................   --    $ 23,671,344    --    $ 23,671,344
Forward Currency Contracts**......................   --        (212,604)   --        (212,604)
                                                     --    ------------    --    ------------
TOTAL.............................................   --    $635,469,335    --    $635,469,335
                                                     ==    ============    ==    ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                        DFA INVESTMENT GRADE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT^    VALUE+
                                                          ------- ------------
                                                           (000)
BONDS -- (53.4%)
AUSTRALIA -- (1.6%)
ANZ New Zealand International Ltd.
U   3.450%, 07/17/27.....................................  6,000  $  5,711,261
Australia & New Zealand Banking Group, Ltd.
    3.700%, 11/16/25.....................................  6,110     6,055,007
BHP Billiton Finance USA, Ltd.
    2.875%, 02/24/22.....................................  1,077     1,062,148
Commonwealth Bank of Australia
    2.300%, 09/06/19.....................................    558       554,409
    5.000%, 03/19/20.....................................    784       805,249
    2.400%, 11/02/20.....................................  6,605     6,472,153
U   2.850%, 05/18/26..................................... 22,784    21,028,926
    3.150%, 09/19/27.....................................    890       831,976
Macquarie Bank, Ltd.
#U  3.900%, 01/15/26..................................... 24,711    24,241,387
National Australia Bank, Ltd.
    2.250%, 07/01/19.....................................  1,849     1,840,652
#   3.375%, 01/14/26.....................................  3,000     2,897,278
#U  3.500%, 01/10/27..................................... 29,999    29,036,285
Westpac Banking Corp.
    4.875%, 11/19/19.....................................  9,051     9,274,015
    2.850%, 05/13/26.....................................  8,933     8,273,858
    2.700%, 08/19/26.....................................  3,977     3,632,559
#   3.350%, 03/08/27..................................... 27,267    25,969,366
                                                                  ------------
TOTAL AUSTRALIA..........................................          147,686,529
                                                                  ------------
BELGIUM -- (0.4%)
Anheuser-Busch InBev Finance, Inc.
#   2.625%, 01/17/23.....................................  3,471     3,351,493
    3.650%, 02/01/26..................................... 15,100    14,837,957
Anheuser-Busch InBev Worldwide, Inc.
#   4.375%, 02/15/21.....................................    385       395,152
    2.500%, 07/15/22.....................................  2,011     1,943,913
    4.000%, 04/13/28..................................... 14,000    14,001,810
Solvay Finance America LLC
U   4.450%, 12/03/25.....................................    865       880,338
                                                                  ------------
TOTAL BELGIUM............................................           35,410,663
                                                                  ------------
CANADA -- (1.2%)
Alimentation Couche-Tard, Inc.
#U  3.550%, 07/26/27.....................................  2,780     2,648,311
Bank of Montreal
    2.375%, 01/25/19.....................................     32        31,974
Bank of Nova Scotia (The)
    4.375%, 01/13/21.....................................  2,092     2,143,276

                                                               FACE
                                                              AMOUNT^    VALUE+
                                                              ------- ------------
                                                               (000)
CANADA -- (Continued)
British Columbia, Province of Canada
#   6.500%, 01/15/26.....................................      7,918  $  9,467,027
Canadian Natural Resources, Ltd.
#   3.850%, 06/01/27.....................................      3,898     3,800,333
Canadian Pacific Railway Co.
    2.900%, 02/01/25.....................................      3,024     2,873,006
    3.700%, 02/01/26.....................................      4,880     4,814,694
Enbridge, Inc.
#   4.000%, 10/01/23.....................................      2,898     2,925,799
    3.500%, 06/10/24.....................................      1,280     1,246,974
#   3.700%, 07/15/27.....................................      1,000       967,402
Goldcorp, Inc.
    3.625%, 06/09/21.....................................      3,975     3,965,247
ITC Holdings Corp.
    3.650%, 06/15/24.....................................      9,714     9,527,988
Nutrien, Ltd.
    3.625%, 03/15/24.....................................      3,460     3,372,793
    3.000%, 04/01/25.....................................      3,460     3,187,606
Province of Ontario Canada
    3.150%, 06/02/22..................................... CAD 19,927    15,642,584
Rogers Communications, Inc.
    3.000%, 03/15/23.....................................      1,765     1,720,379
    4.100%, 10/01/23.....................................      1,248     1,272,510
Spectra Energy Partners L.P.
    4.750%, 03/15/24.....................................      1,915     1,971,860
Suncor Energy, Inc.
#   3.600%, 12/01/24.....................................      7,406     7,306,414
Thomson Reuters Corp.
#   4.300%, 11/23/23.....................................      5,120     5,220,991
    3.850%, 09/29/24.....................................        662       651,787
Toronto-Dominion Bank (The)
    2.125%, 07/02/19.....................................      3,660     3,641,190
#   2.125%, 04/07/21.....................................      7,407     7,176,661
    1.994%, 03/23/22..................................... CAD  4,942     3,677,029
TransCanada PipeLines, Ltd.
    3.800%, 10/01/20.....................................        780       789,274
#   2.500%, 08/01/22.....................................      2,050     1,971,321
    4.875%, 01/15/26.....................................      5,560     5,845,541
                                                                      ------------
TOTAL CANADA.............................................              107,859,971
                                                                      ------------
DENMARK -- (0.4%)
Danske Bank A.S.
U   2.750%, 09/17/20.....................................      1,058     1,044,045
U   2.800%, 03/10/21.....................................      6,530     6,401,458
#U  4.375%, 06/12/28.....................................      2,000     1,981,841
Kommunekredit
    0.000%, 09/08/22..................................... EUR 21,894    25,558,480
                                                                      ------------
TOTAL DENMARK............................................               34,985,824
                                                                      ------------

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT^   VALUE+
                                                          ------- -----------
                                                           (000)
FRANCE -- (0.7%)
Airbus SE
U   3.150%, 04/10/27.....................................  7,500  $ 7,199,634
BNP Paribas SA
#   2.450%, 03/17/19.....................................    592      591,740
#   3.250%, 03/03/23.....................................  1,920    1,899,651
BPCE SA
#   4.000%, 04/15/24..................................... 10,914   10,994,251
Credit Agricole SA
U   2.750%, 06/10/20.....................................  1,125    1,112,557
    3.875%, 04/15/24.....................................  8,591    8,591,976
Electricite de France SA
U   3.625%, 10/13/25.....................................  3,460    3,373,731
Pernod Ricard SA
U   4.450%, 01/15/22.....................................  6,474    6,639,410
#U  3.250%, 06/08/26..................................... 14,827   14,178,297
Total Capital International SA
    2.100%, 06/19/19.....................................  2,226    2,216,198
#   3.750%, 04/10/24.....................................  9,600    9,712,084
                                                                  -----------
TOTAL FRANCE.............................................          66,509,529
                                                                  -----------
GERMANY -- (1.0%)
Bayer U.S. Finance LLC
    2.375%, 10/08/19.....................................  4,739    4,703,633
Bayer US Finance II LLC
U   1.850%, 11/15/18.....................................  2,925    2,918,268
U   2.125%, 07/15/19.....................................    261      258,902
U   5.500%, 08/15/25.....................................  2,240    2,388,586
Bayer US Finance LLC
    3.375%, 10/08/24..................................... 12,544   12,121,598
BMW US Capital LLC
U   2.800%, 04/11/26..................................... 18,030   16,648,602
#U  3.300%, 04/06/27.....................................  4,942    4,696,529
Daimler Finance North America LLC
U   3.250%, 08/01/24.....................................  2,072    2,018,168
    8.500%, 01/18/31..................................... 10,896   15,389,431
Deutsche Bank AG
    2.500%, 02/13/19.....................................  2,405    2,392,581
    2.500%, 02/13/19.....................................  1,058    1,052,537
    2.950%, 08/20/20.....................................    136      133,395
    3.125%, 01/13/21.....................................  1,977    1,926,106
    3.700%, 05/30/24.....................................  9,641    9,145,167
EMD Finance LLC
U   2.950%, 03/19/22.....................................  5,120    5,003,217
Siemens Financieringsmaatschappij NV
U   6.125%, 08/17/26.....................................  3,821    4,383,251
Volkswagen Group of America Finance LLC
U   2.400%, 05/22/20.....................................    699      687,227
                                                                  -----------
TOTAL GERMANY............................................          85,867,198
                                                                  -----------
IRELAND -- (0.1%)
Allergan Finance LLC
    3.250%, 10/01/22.....................................  7,562    7,376,923

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
IRELAND -- (Continued)
CRH America Finance, Inc.
U   3.950%, 04/04/28.....................................      1,520  $ 1,475,322
Medtronic, Inc.
    3.125%, 03/15/22.....................................      1,143    1,137,856
    3.500%, 03/15/25.....................................      1,977    1,967,167
                                                                      -----------
TOTAL IRELAND............................................              11,957,268
                                                                      -----------
ITALY -- (0.1%)
Enel Finance International NV
#U 3.500%, 04/06/28                                            2,800    2,553,342
Intesa Sanpaolo SpA
    5.250%, 01/12/24.....................................      5,264    5,233,364
U   3.875%, 07/14/27.....................................      5,600    4,891,338
                                                                      -----------
TOTAL ITALY..............................................              12,678,044
                                                                      -----------
JAPAN -- (1.4%)
American Honda Finance Corp.
    2.300%, 09/09/26.....................................     11,110   10,000,813
Beam Suntory, Inc.
    3.250%, 06/15/23.....................................      1,743    1,690,799
Japan Finance Organization for Municipalities
    2.500%, 09/12/18.....................................        814      813,634
    2.125%, 03/06/19.....................................        528      525,751
Mitsubishi UFJ Financial Group, Inc.
    3.850%, 03/01/26.....................................     12,000   11,888,789
#   3.677%, 02/22/27.....................................      4,465    4,360,747
Mizuho Financial Group, Inc.
U   2.632%, 04/12/21.....................................      3,700    3,611,239
    2.839%, 09/13/26.....................................     18,000   16,458,545
MUFG Americas Holdings Corp.
    3.500%, 06/18/22.....................................      5,472    5,452,743
MUFG Bank, Ltd.
    3.250%, 09/08/24.....................................      3,237    3,128,680
Nissan Motor Acceptance Corp.
#U  2.125%, 03/03/20.....................................      1,680    1,649,555
Nomura Holdings, Inc.
#   6.700%, 03/04/20.....................................      1,394    1,463,059
StanCorp Financial Group, Inc.
    5.000%, 08/15/22.....................................      3,200    3,271,145
Sumitomo Mitsui Banking Corp.
    3.950%, 07/19/23.....................................      5,931    5,983,249
Sumitomo Mitsui Financial Group, Inc.
    2.934%, 03/09/21.....................................      1,977    1,951,738
    3.784%, 03/09/26.....................................      4,942    4,863,120
Toyota Credit Canada, Inc.
    2.020%, 02/28/22..................................... CAD  4,942    3,672,546
Toyota Motor Credit Corp.
    2.100%, 01/17/19.....................................        892      890,724

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                                    FACE
                                                                   AMOUNT^    VALUE+
                                                                   ------- ------------
                                                                    (000)
JAPAN -- (Continued)
#   3.300%, 01/12/22.....................................           2,605  $  2,607,839
#   2.625%, 01/10/23.....................................           2,999     2,905,881
    3.200%, 01/11/27.....................................          26,976    26,050,735
#   3.050%, 01/11/28.....................................          11,550    10,951,496
                                                                           ------------
TOTAL JAPAN..............................................                   124,192,827
                                                                           ------------
NETHERLANDS -- (1.4%)
Ahold Finance USA LLC
    6.875%, 05/01/29.....................................             704       821,639
Cooperatieve Rabobank UA
#   3.875%, 02/08/22.....................................           4,090     4,145,583
    3.375%, 05/21/25.....................................          17,522    17,135,657
Heineken NV
U   2.750%, 04/01/23.....................................           2,219     2,147,987
ING Bank NV
U   2.050%, 08/15/21.....................................           5,000     4,790,033
ING Groep NV
#   3.950%, 03/29/27.....................................          10,000     9,843,212
Mylan, Inc.
    4.200%, 11/29/23.....................................           4,480     4,451,837
Shell International Finance BV
    2.250%, 11/10/20.....................................           4,646     4,566,025
#   3.400%, 08/12/23.....................................          10,559    10,591,583
    3.250%, 05/11/25.....................................          31,117    30,614,318
#   2.875%, 05/10/26.....................................          29,810    28,433,499
    2.500%, 09/12/26.....................................          11,169    10,360,758
                                                                           ------------
TOTAL NETHERLANDS........................................                   127,902,131
                                                                           ------------
NORWAY -- (0.2%)
Statoil ASA
    2.450%, 01/17/23.....................................           8,692     8,369,787
#   2.650%, 01/15/24.....................................           6,950     6,666,339
                                                                           ------------
TOTAL NORWAY.............................................                    15,036,126
                                                                           ------------
SOUTH AFRICA -- (0.1%)
Anglo American Capital P.L.C.
#U  4.000%, 09/11/27.....................................           8,965     8,266,856
                                                                           ------------
SPAIN -- (0.7%)
Banco Santander SA
#   3.800%, 02/23/28.....................................           7,000     6,502,814
Iberdrola Finance Ireland DAC
U   5.000%, 09/11/19.....................................             713       726,434
Santander Holdings USA, Inc.
#   4.500%, 07/17/25.....................................          17,590    17,535,659
    4.400%, 07/13/27.....................................           2,000     1,943,353
Santander UK P.L.C.
    2.375%, 03/16/20.....................................             330       325,640
    4.000%, 03/13/24.....................................           8,788     8,902,118
Telefonica Emisiones SAU
    5.462%, 02/16/21.....................................             829       868,161
    4.570%, 04/27/23.....................................           7,532     7,776,989
Telefonica Europe BV
    8.250%, 09/15/30.....................................          13,567    17,521,904
                                                                           ------------
TOTAL SPAIN..............................................                    62,103,072
                                                                           ------------

                                                               FACE
                                                              AMOUNT^    VALUE+
                                                              ------- ------------
                                                               (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.3%)
European Financial Stability Facility
    0.000%, 11/17/22..................................... EUR  19,769 $ 23,165,517
Inter-American Development Bank
    6.750%,..............................................       1,942    2,399,529
                                                                      ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.............               25,565,046
                                                                      ------------
SWEDEN -- (1.1%)
Kommuninvest I Sverige AB
    0.250%, 06/01/22..................................... SEK 296,540   33,502,432
Svensk Exportkredit AB
    1.875%, 06/17/19.....................................       1,164    1,156,392
Svenska Handelsbanken AB
    2.500%, 01/25/19.....................................         578      577,374
    0.250%, 02/28/22..................................... EUR   9,390   10,972,104
Sweden Government Bond
    3.500%, 06/01/22..................................... SEK 419,105   54,452,978
                                                                      ------------
TOTAL SWEDEN.............................................              100,661,280
                                                                      ------------
SWITZERLAND -- (0.9%)
ABB Finance USA, Inc.
    2.875%, 05/08/22.....................................       3,884    3,816,690
Chubb INA Holdings, Inc.
    2.875%, 11/03/22.....................................       1,852    1,816,201
    2.700%, 03/13/23.....................................       2,965    2,864,057
    3.350%, 05/15/24.....................................       5,120    5,050,664
Credit Suisse AG
    2.300%, 05/28/19.....................................         162      161,420
    3.000%, 10/29/21.....................................       3,011    2,974,832
    3.625%, 09/09/24.....................................      16,929   16,746,231
Novartis Capital Corp.
#   3.400%, 05/06/24.....................................       6,080    6,062,303
    3.100%, 05/17/27.....................................      10,983   10,603,806
Roche Holdings, Inc.
U   2.625%, 05/15/26.....................................       1,000      935,250
#U  2.375%, 01/28/27.....................................      14,000   12,736,041
UBS AG
    2.375%, 08/14/19.....................................         148      147,290
UBS Group Funding Switzerland AG
U   4.125%, 09/24/25.....................................      20,990   20,998,798
                                                                      ------------
TOTAL SWITZERLAND........................................               84,913,583
                                                                      ------------
UNITED KINGDOM -- (2.1%)
Aon Corp.
    5.000%, 09/30/20.....................................         810      835,306
AstraZeneca P.L.C.
#   2.375%, 11/16/20.....................................       2,916    2,859,167
    3.375%, 11/16/25.....................................       8,259    7,997,107
BAE Systems Holdings, Inc.
#U  2.850%, 12/15/20.....................................       1,239    1,222,080

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT^    VALUE+
                                                          ------- ------------
                                                           (000)
UNITED KINGDOM -- (Continued)
Barclays P.L.C.
    2.750%, 11/08/19.....................................    626  $    621,909
    3.650%, 03/16/25..................................... 14,330    13,543,727
    4.375%, 01/12/26.....................................  9,970     9,755,944
Baxalta, Inc.
    2.875%, 06/23/20.....................................    471       466,168
BP Capital Markets P.L.C.
    3.245%, 05/06/22.....................................  2,848     2,837,407
    3.535%, 11/04/24.....................................  2,240     2,226,673
    3.119%, 05/04/26.....................................  5,915     5,673,304
    3.017%, 01/16/27..................................... 11,773    11,169,509
Diageo Investment Corp.
    2.875%, 05/11/22.....................................    131       129,068
GlaxoSmithKline Capital, Inc.
    2.800%, 03/18/23.....................................  5,387     5,255,553
    3.875%, 05/15/28.....................................  7,700     7,807,484
HSBC Holdings P.L.C.
#   3.400%, 03/08/21.....................................  4,100     4,095,244
    4.000%, 03/30/22.....................................  5,009     5,083,985
    4.300%, 03/08/26.....................................  4,770     4,820,833
HSBC USA, Inc.
    2.375%, 11/13/19.....................................    317       314,697
#   3.500%, 06/23/24..................................... 12,593    12,367,247
Janus Capital Group, Inc.
    4.875%, 08/01/25.....................................  9,046     9,242,309
Lloyds Banking Group P.L.C.
#   3.750%, 01/11/27..................................... 10,250     9,725,484
#   4.375%, 03/22/28.....................................  4,000     3,948,939
Mead Johnson Nutrition Co.
#   4.125%, 11/15/25.....................................  5,931     6,027,213
Nationwide Building Society
U   3.900%, 07/21/25.....................................  4,600     4,572,592
Rolls-Royce P.L.C.
U   3.625%, 10/14/25..................................... 20,258    19,873,743
Royal Bank of Scotland Group P.L.C.
#   4.800%, 04/05/26.....................................  4,800     4,887,758
Standard Chartered P.L.C.
U   4.050%, 04/12/26.....................................  4,380     4,276,912
TechnipFMC PLC
    3.450%, 10/01/22.....................................  4,235     4,139,003
Unilever Capital Corp.
    2.000%, 07/28/26.....................................  1,900     1,695,955
Vodafone Group P.L.C.
    4.375%, 03/16/21.....................................    902       927,083
    2.500%, 09/26/22.....................................  9,656     9,242,784
    7.875%, 02/15/30.....................................  7,107     8,982,492
                                                                  ------------
TOTAL UNITED KINGDOM.....................................          186,624,679
                                                                  ------------
UNITED STATES -- (39.7%)
21st Century Fox America, Inc.
    3.700%, 09/15/24..................................... 14,364    14,318,443
3M Co.
    2.875%, 10/15/27..................................... 14,390    13,622,337
Abbott Laboratories
#   2.000%, 03/15/20.....................................  7,212     7,096,457

                                                           FACE
                                                          AMOUNT^   VALUE+
                                                          ------- -----------
                                                           (000)
UNITED STATES -- (Continued)
    2.800%, 09/15/20.....................................    130  $   129,024
#   3.250%, 04/15/23.....................................  3,200    3,170,448
#   2.950%, 03/15/25..................................... 12,469   11,900,984
AbbVie, Inc.
    2.900%, 11/06/22.....................................  2,800    2,727,452
    3.600%, 05/14/25..................................... 18,850   18,365,903
Activision Blizzard, Inc.
    3.400%, 06/15/27.....................................  4,448    4,202,614
Adobe Systems, Inc.
#   3.250%, 02/01/25.....................................  1,920    1,887,944
Advance Auto Parts, Inc.
    4.500%, 12/01/23.....................................  1,186    1,207,668
Aetna, Inc.
    2.200%, 03/15/19.....................................    339      337,801
    2.750%, 11/15/22.....................................  8,320    8,000,762
    3.500%, 11/15/24.....................................  5,359    5,235,409
Affiliated Managers Group, Inc.
    3.500%, 08/01/25.....................................  3,410    3,286,824
Aflac, Inc.
    2.400%, 03/16/20.....................................  1,087    1,076,393
    3.250%, 03/17/25..................................... 11,007   10,684,525
Agilent Technologies, Inc.
    5.000%, 07/15/20.....................................     17       17,564
Air Products & Chemicals, Inc.
    2.750%, 02/03/23.....................................    976      950,816
Alabama Power Co.
    2.800%, 04/01/25.....................................  2,560    2,395,596
Albemarle Corp.
    4.150%, 12/01/24.....................................  7,365    7,423,669
Allergan Funding SCS
    3.450%, 03/15/22..................................... 12,881   12,737,436
    3.800%, 03/15/25.....................................  2,471    2,425,273
Allstate Corp. (The)
    3.150%, 06/15/23.....................................  5,073    5,004,062
Alphabet, Inc.
#   3.375%, 02/25/24.....................................  4,494    4,542,005
    1.998%, 08/15/26.....................................  7,385    6,645,448
Altria Group, Inc.
    4.750%, 05/05/21.....................................    208      216,244
    2.850%, 08/09/22.....................................  3,950    3,861,867
Amazon.com, Inc.
#   3.800%, 12/05/24.....................................  4,864    4,991,527
Ameren Corp.
    2.700%, 11/15/20.....................................    988      974,091
    3.650%, 02/15/26..................................... 10,631   10,283,360
American Express Credit Corp.
#   2.250%, 05/05/21.....................................    148      144,299
    3.300%, 05/03/27..................................... 16,929   16,439,620
American International Group, Inc.
    3.300%, 03/01/21.....................................  1,483    1,479,983
    4.875%, 06/01/22.....................................  1,425    1,490,336
    4.125%, 02/15/24..................................... 10,069   10,154,126
    3.750%, 07/10/25.....................................  9,247    9,028,468
    3.900%, 04/01/26.....................................  6,429    6,288,985

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT^   VALUE+
                                                          ------- -----------
                                                           (000)
UNITED STATES -- (Continued)
#   4.200%, 04/01/28.....................................  2,100  $ 2,095,466
American Water Capital Corp.
#   3.850%, 03/01/24.....................................  2,115    2,144,478
    2.950%, 09/01/27.....................................    584      552,662
Ameriprise Financial, Inc.
    5.300%, 03/15/20.....................................    129      133,474
    4.000%, 10/15/23.....................................  3,722    3,787,455
    2.875%, 09/15/26.....................................  6,175    5,754,602
AmerisourceBergen Corp.
    3.400%, 05/15/24.....................................  1,223    1,191,542
#   3.450%, 12/15/27.....................................  3,000    2,764,062
Amgen, Inc.
    4.100%, 06/15/21.....................................  6,993    7,138,033
    3.625%, 05/22/24.....................................  6,399    6,390,067
#   3.125%, 05/01/25.....................................  3,200    3,080,762
    2.600%, 08/19/26.....................................  9,147    8,351,947
Analog Devices, Inc.
    3.900%, 12/15/25.....................................  4,965    4,902,892
    3.500%, 12/05/26.....................................  1,977    1,886,480
Anthem, Inc.
    4.350%, 08/15/20.....................................  1,087    1,110,782
    3.125%, 05/15/22.....................................  2,177    2,146,457
    3.500%, 08/15/24.....................................  4,986    4,861,665
    3.650%, 12/01/27.....................................  4,000    3,813,365
    4.101%, 03/01/28..................................... 16,600   16,366,370
Aon P.L.C.
    4.000%, 11/27/23.....................................  4,000    4,019,614
    3.500%, 06/14/24.....................................  9,147    8,896,564
Apache Corp.
    3.250%, 04/15/22.....................................  8,142    8,041,283
Apple, Inc.
    2.250%, 02/23/21.....................................  4,942    4,855,513
#   2.400%, 05/03/23.....................................  7,328    7,071,510
#   3.450%, 05/06/24..................................... 19,459   19,559,992
#   2.500%, 02/09/25.....................................  4,560    4,309,159
#   3.250%, 02/23/26..................................... 19,942   19,581,112
    2.450%, 08/04/26..................................... 17,090   15,790,219
    3.350%, 02/09/27..................................... 33,607   33,029,447
    3.000%, 06/20/27..................................... 11,436   10,939,358
    3.000%, 11/13/27..................................... 26,919   25,674,478
Applied Materials, Inc.
    4.300%, 06/15/21.....................................    640      662,152
#   3.300%, 04/01/27.....................................  6,750    6,578,359
Archer-Daniels-Midland Co.
#   2.500%, 08/11/26.....................................  4,942    4,534,619
Arizona Public Service Co.
    8.750%, 03/01/19.....................................    210      217,052
    3.150%, 05/15/25.....................................  9,580    9,261,776
Arrow Electronics, Inc.
    3.875%, 01/12/28..................................... 12,338   11,533,294
Associated Banc-Corp
    2.750%, 11/15/19.....................................     53       52,700
Assurant, Inc.
    4.000%, 03/15/23.....................................  6,399    6,321,523
AT&T, Inc.
#   3.000%, 02/15/22.....................................  6,325    6,191,163
    3.800%, 03/15/22.....................................  5,056    5,070,106
    3.950%, 01/15/25.....................................  9,885    9,701,630

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
UNITED STATES -- (Continued)
      3.400%, 05/15/25..................................... 23,617  $22,404,836
Autodesk, Inc.
      3.125%, 06/15/20.....................................    372      370,422
      4.375%, 06/15/25.....................................  3,015    3,044,375
      3.500%, 06/15/27.....................................  8,699    8,117,080
Automatic Data Processing, Inc.
      3.375%, 09/15/25..................................... 12,356   12,294,644
AutoZone, Inc.
      2.875%, 01/15/23..................................... 11,988   11,573,335
      3.125%, 07/15/23.....................................  1,270    1,234,820
      3.250%, 04/15/25.....................................  6,203    5,903,700
      3.125%, 04/21/26.....................................    988      918,591
Avnet, Inc.
#     4.625%, 04/15/26.....................................  5,560    5,495,299
AXIS Specialty Finance P.L.C.
      4.000%, 12/06/27..................................... 20,320   19,287,893
Baker Hughes a GE Co. LLC
      3.200%, 08/15/21.....................................    183      182,608
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
      3.337%, 12/15/27.....................................  1,900    1,793,530
Baltimore Gas & Electric Co.
      2.800%, 08/15/22.....................................  3,218    3,132,561
      2.400%, 08/15/26.....................................    692      627,722
Bank of America Corp.
      4.000%, 04/01/24.....................................  6,120    6,165,892
#     3.875%, 08/01/25.....................................  2,350    2,344,418
#(r)  3.419%, 12/20/28..................................... 15,341   14,384,342
Bank of New York Mellon Corp. (The)
      5.450%, 05/15/19.....................................    386      394,615
      3.650%, 02/04/24..................................... 10,524   10,560,020
      3.000%, 02/24/25.....................................  2,560    2,463,641
      2.800%, 05/04/26.....................................  6,436    6,067,201
Baxter International, Inc.
      1.700%, 08/15/21.....................................    890      846,026
      2.600%, 08/15/26.....................................  4,201    3,852,078
BB&T Corp.
#     3.700%, 06/05/25..................................... 14,345   14,282,260
Bemis Co., Inc.
      4.500%, 10/15/21.....................................    640      655,271
Berkshire Hathaway Energy Co.
#     2.400%, 02/01/20.....................................    316      313,157
Berkshire Hathaway, Inc.
#     3.750%, 08/15/21.....................................  2,560    2,621,694
      3.400%, 01/31/22.....................................  3,200    3,238,880
      3.000%, 02/11/23.....................................  3,491    3,458,833
      3.125%, 03/15/26..................................... 33,128   32,142,773
Biogen, Inc.
      2.900%, 09/15/20..................................... 14,678   14,613,695
      4.050%, 09/15/25.....................................  8,950    9,039,926
BlackRock, Inc.
      4.250%, 05/24/21.....................................  1,977    2,039,506
      3.200%, 03/15/27..................................... 24,563   23,752,014

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT^   VALUE+
                                                          ------- -----------
                                                           (000)
UNITED STATES -- (Continued)
Boeing Co. (The)
    8.750%, 08/15/21.....................................    977  $ 1,133,277
    2.500%, 03/01/25.....................................  6,399    5,989,970
#   2.600%, 10/30/25.....................................  3,568    3,364,463
Booking Holdings, Inc.
    3.600%, 06/01/26..................................... 10,484   10,201,633
Boston Scientific Corp.
    4.125%, 10/01/23.....................................  1,472    1,491,752
Bristol-Myers Squibb Co.
    2.000%, 08/01/22.....................................  4,244    4,027,176
Brown & Brown, Inc.
    4.200%, 09/15/24.....................................  4,660    4,643,410
Buckeye Partners L.P.
    4.150%, 07/01/23.....................................  1,920    1,897,217
    3.950%, 12/01/26.....................................  7,413    6,765,084
Bunge, Ltd. Finance Corp.
    3.750%, 09/25/27..................................... 14,400   13,471,431
Burlington Northern Santa Fe LLC
#   3.000%, 04/01/25.....................................  4,279    4,127,697
    7.000%, 12/15/25.....................................    858    1,026,926
CA, Inc.
#   4.700%, 03/15/27..................................... 17,502   17,529,397
Campbell Soup Co.
#   4.250%, 04/15/21.....................................  1,024    1,039,907
    2.500%, 08/02/22.....................................  1,939    1,840,124
    3.300%, 03/19/25.....................................  4,045    3,729,921
#   4.150%, 03/15/28.....................................  9,628    9,215,024
Capital One Bank USA NA
    2.300%, 06/05/19.....................................    529      526,809
Capital One Financial Corp.
    4.750%, 07/15/21.....................................  1,956    2,018,593
#   3.750%, 04/24/24.....................................  4,607    4,522,858
    3.200%, 02/05/25.....................................  2,700    2,538,896
    3.750%, 03/09/27.....................................  7,165    6,832,549
Cardinal Health, Inc.
    4.625%, 12/15/20.....................................    640      656,938
    3.200%, 06/15/22.....................................  3,840    3,756,392
#   3.410%, 06/15/27..................................... 12,718   11,722,253
Caterpillar, Inc.
#   2.600%, 06/26/22.....................................  2,531    2,465,624
#   3.400%, 05/15/24.....................................  1,823    1,819,642
CBS Corp.
#   3.375%, 03/01/22.....................................  2,276    2,245,502
    3.500%, 01/15/25.....................................  2,364    2,257,301
#   2.900%, 01/15/27..................................... 26,061   23,292,877
    7.875%, 07/30/30.....................................  1,137    1,412,922
Celgene Corp.
    4.000%, 08/15/23.....................................  8,237    8,275,010
    3.625%, 05/15/24.....................................  4,433    4,363,910
CenterPoint Energy Resources Corp.
    4.500%, 01/15/21.....................................  1,549    1,580,175
    4.000%, 04/01/28.....................................  4,800    4,735,654
Charles Schwab Corp. (The)
    3.000%, 03/10/25..................................... 12,777   12,320,790
Chevron Corp.
    2.954%, 05/16/26..................................... 11,356   10,874,020

                                                           FACE
                                                          AMOUNT^   VALUE+
                                                          ------- -----------
                                                           (000)
UNITED STATES -- (Continued)
Cigna Corp.
    4.000%, 02/15/22.....................................    743  $   753,513
Cincinnati Financial Corp.
    6.920%, 05/15/28.....................................  4,000    4,851,095
Cisco Systems, Inc.
#   3.625%, 03/04/24.....................................  1,920    1,951,656
Citigroup, Inc.
    4.500%, 01/14/22.....................................  1,472    1,511,185
    3.875%, 10/25/23.....................................  2,843    2,845,756
    3.750%, 06/16/24.....................................  2,560    2,533,586
    3.300%, 04/27/25.....................................  7,679    7,355,527
Clorox Co. (The)
    3.500%, 12/15/24.....................................  3,200    3,161,665
    3.100%, 10/01/27.....................................  5,077    4,748,818
#   3.900%, 05/15/28..................................... 16,112   16,044,399
CME Group, Inc.
    3.000%, 03/15/25.....................................  2,833    2,747,888
CMS Energy Corp.
    3.875%, 03/01/24.....................................  1,725    1,718,691
    3.600%, 11/15/25.....................................  3,163    3,078,351
    3.000%, 05/15/26.....................................  4,942    4,592,025
CNA Financial Corp.
    4.500%, 03/01/26..................................... 16,457   16,714,437
Coca-Cola Co. (The)
#   1.875%, 10/27/20.....................................  8,435    8,239,703
    3.200%, 11/01/23..................................... 18,789   18,705,105
    2.250%, 09/01/26..................................... 12,603   11,417,439
#   2.900%, 05/25/27..................................... 23,535   22,294,078
Comcast Cable Communications Holdings, Inc.
    9.455%, 11/15/22.....................................  2,956    3,617,435
Comcast Corp.
#   3.600%, 03/01/24.....................................  4,324    4,283,158
    3.375%, 08/15/25.....................................  4,946    4,793,861
    3.150%, 03/01/26.....................................  9,198    8,735,278
    7.050%, 03/15/33.....................................  2,200    2,794,206
Conagra Brands, Inc.
    3.200%, 01/25/23.....................................  4,643    4,482,538
ConocoPhillips Co.
#   4.950%, 03/15/26..................................... 14,827   15,973,787
Consolidated Edison Co. of New York, Inc.
    3.300%, 12/01/24.....................................  1,280    1,259,449
Corning, Inc.
    3.700%, 11/15/23.....................................  2,710    2,697,957
Costco Wholesale Corp.
#   3.000%, 05/18/27..................................... 19,300   18,543,641
Cox Communications, Inc.
U   3.250%, 12/15/22.....................................  2,224    2,152,924
#U  3.850%, 02/01/25.....................................  6,790    6,644,341
U   3.500%, 08/15/27.....................................  1,200    1,125,762
CSX Corp.
    4.250%, 06/01/21.....................................    748      765,200
CVS Health Corp.
    2.800%, 07/20/20.....................................  1,913    1,895,565
    2.125%, 06/01/21.....................................  1,285    1,241,340

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT^   VALUE+
                                                          ------- -----------
                                                           (000)
UNITED STATES -- (Continued)
    3.375%, 08/12/24..................................... 14,857  $14,348,991
    3.875%, 07/20/25..................................... 13,408   13,219,667
Danaher Corp.
    3.350%, 09/15/25.....................................  1,483    1,456,714
Deere & Co.
#   5.375%, 10/16/29.....................................    467      528,679
Discovery Communications LLC
U   2.800%, 06/15/20.....................................    544      536,739
    3.300%, 05/15/22.....................................  1,408    1,385,148
U   3.500%, 06/15/22.....................................  7,694    7,592,681
    3.250%, 04/01/23.....................................    640      620,435
U   3.900%, 11/15/24.....................................  5,376    5,285,329
    3.450%, 03/15/25.....................................  5,671    5,408,475
Dollar General Corp.
    3.250%, 04/15/23.....................................  6,733    6,595,101
    4.150%, 11/01/25.....................................  1,604    1,609,486
Dollar Tree, Inc.
#   4.200%, 05/15/28.....................................  6,440    6,339,442
Dominion Energy Gas Holdings LLC
#   2.800%, 11/15/20.....................................  7,166    7,072,075
    3.600%, 12/15/24.....................................  3,200    3,134,080
Dominion Energy, Inc.
    3.625%, 12/01/24.....................................  1,280    1,246,656
#   3.900%, 10/01/25..................................... 10,013    9,894,144
Dow Chemical Co. (The)
    3.000%, 11/15/22.....................................  2,694    2,629,102
    3.500%, 10/01/24.....................................  7,452    7,279,692
DTE Energy Co.
    2.400%, 12/01/19.....................................  2,145    2,121,961
    3.850%, 12/01/23.....................................    960      959,598
#   2.850%, 10/01/26.....................................  1,000      912,066
    6.375%, 04/15/33.....................................  2,305    2,749,625
Duke Energy Corp.
#   3.050%, 08/15/22..................................... 11,244   11,054,201
    3.750%, 04/15/24.....................................  5,705    5,699,761
DXC Technology Co.
    4.450%, 09/18/22.....................................  3,200    3,264,535
    4.750%, 04/15/27..................................... 16,500   16,603,200
Eastman Chemical Co.
    2.700%, 01/15/20.....................................    439      436,252
    4.500%, 01/15/21.....................................     88       89,862
    3.600%, 08/15/22.....................................    297      297,294
    3.800%, 03/15/25.....................................  9,527    9,421,639
Eaton Corp.
#   4.000%, 11/02/32..................................... 11,600   11,402,174
Eaton Vance Corp.
    3.500%, 04/06/27..................................... 10,462   10,130,956
eBay, Inc.
#   3.800%, 03/09/22.....................................  7,413    7,499,376
#   2.600%, 07/15/22.....................................  2,688    2,592,253
#   3.600%, 06/05/27..................................... 13,375   12,713,862
Ecolab, Inc.
    4.350%, 12/08/21.....................................  1,072    1,107,853
    2.700%, 11/01/26.....................................  4,448    4,134,780
Edison International
    4.125%, 03/15/28..................................... 32,367   32,118,499

                                                           FACE
                                                          AMOUNT^   VALUE+
                                                          ------- -----------
                                                           (000)
UNITED STATES -- (Continued)
EI du Pont de Nemours & Co.
    4.625%, 01/15/20.....................................    150  $   153,669
Electronic Arts, Inc.
    4.800%, 03/01/26..................................... 15,000   15,842,998
Emerson Electric Co.
    3.150%, 06/01/25.....................................  5,312    5,133,416
Energy Transfer Partners L.P.
    4.750%, 01/15/26.....................................  8,233    8,325,786
Enterprise Products Operating LLC
    5.200%, 09/01/20.....................................    480      498,801
#   3.900%, 02/15/24.....................................  2,080    2,098,077
    3.750%, 02/15/25.....................................  1,977    1,973,804
#   3.700%, 02/15/26.....................................  5,276    5,203,660
    6.875%, 03/01/33.....................................    700      863,609
EOG Resources, Inc.
    4.100%, 02/01/21.....................................  1,722    1,753,921
    2.625%, 03/15/23.....................................  3,756    3,612,915
    3.150%, 04/01/25.....................................  6,718    6,500,546
EQT Corp.
#   3.900%, 10/01/27..................................... 14,855   14,031,534
ERAC USA Finance LLC
    3.850%, 11/15/24.....................................  6,590    6,555,139
Evergy, Inc.
    4.850%, 06/01/21.....................................  2,466    2,524,779
Eversource Energy
    2.500%, 03/15/21.....................................    494      483,730
    2.800%, 05/01/23.....................................  4,743    4,569,376
Exelon Corp.
    2.450%, 04/15/21.....................................    370      359,723
#   3.950%, 06/15/25.....................................  2,323    2,313,721
#   3.400%, 04/15/26..................................... 20,540   19,641,169
Exelon Generation Co. LLC
    2.950%, 01/15/20.....................................    326      324,399
Express Scripts Holding Co.
#   3.900%, 02/15/22.....................................  4,767    4,774,895
#   3.500%, 06/15/24.....................................  8,342    8,044,348
    3.400%, 03/01/27..................................... 14,920   13,881,112
Exxon Mobil Corp.
#   3.176%, 03/15/24..................................... 17,923   17,853,423
    3.043%, 03/01/26.....................................  4,942    4,807,297
FedEx Corp.
    2.625%, 08/01/22.....................................  4,357    4,235,745
    4.000%, 01/15/24.....................................  8,491    8,621,199
#   3.200%, 02/01/25.....................................  3,744    3,642,951
#   3.400%, 02/15/28.....................................  5,250    5,049,421
Fidelity National Information Services, Inc.
    2.250%, 08/15/21.....................................  3,855    3,710,712
    5.000%, 10/15/25.....................................  4,265    4,514,431
Fifth Third Bancorp
    3.500%, 03/15/22.....................................     56       55,959
#   3.950%, 03/14/28..................................... 26,032   25,608,948
FMR LLC
U   4.950%, 02/01/33.....................................    650      695,469
Ford Motor Credit Co. LLC
    2.459%, 03/27/20.....................................    635      625,310
    3.200%, 01/15/21.....................................  1,200    1,183,958

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
UNITED STATES -- (Continued)
    3.219%, 01/09/22.....................................      8,750  $ 8,552,775
#   4.375%, 08/06/23.....................................      8,417    8,433,834
#   3.664%, 09/08/24.....................................      4,875    4,645,922
GATX Corp.
    3.250%, 03/30/25.....................................      5,120    4,844,402
    3.250%, 09/15/26.....................................      6,368    5,864,379
General Dynamics Corp.
#   2.250%, 11/15/22.....................................      4,800    4,590,698
    2.125%, 08/15/26.....................................      7,339    6,623,664
General Electric Co.
    0.375%, 05/17/22..................................... EUR 11,546   13,433,578
#   3.375%, 03/11/24.....................................      3,200    3,149,226
    6.750%, 03/15/32.....................................     29,038   35,874,281
General Mills, Inc.
    3.150%, 12/15/21.....................................        748      739,178
#   4.200%, 04/17/28.....................................      8,600    8,573,770
General Motors Co.
#   4.200%, 10/01/27.....................................      2,000    1,920,078
General Motors Financial Co., Inc.
    5.250%, 03/01/26.....................................     17,826   18,459,893
    4.350%, 01/17/27.....................................      4,942    4,806,071
Georgia Power Co.
#   2.850%, 05/15/22.....................................      1,830    1,789,063
    3.250%, 04/01/26.....................................      3,000    2,874,636
#   3.250%, 03/30/27.....................................     15,966   15,012,338
Georgia-Pacific LLC
    7.750%, 11/15/29.....................................      1,000    1,315,401
Gilead Sciences, Inc.
    2.050%, 04/01/19.....................................        175      174,329
    4.400%, 12/01/21.....................................      1,414    1,458,766
    3.700%, 04/01/24.....................................     10,612   10,655,765
    3.650%, 03/01/26.....................................      8,806    8,752,740
Goldman Sachs Group, Inc. (The)
    6.000%, 06/15/20.....................................         42       44,018
    5.250%, 07/27/21.....................................      2,240    2,346,758
    4.000%, 03/03/24.....................................     21,404   21,538,269
#   3.750%, 05/22/25.....................................      8,213    8,037,094
    3.750%, 02/25/26.....................................      4,950    4,809,252
Halliburton Co.
    3.500%, 08/01/23.....................................      6,399    6,390,385
    3.800%, 11/15/25.....................................      3,441    3,422,048
Harley-Davidson, Inc.
    3.500%, 07/28/25.....................................      5,593    5,372,203
Harris Corp.
    2.700%, 04/27/20.....................................        121      119,960
Hartford Financial Services Group, Inc. (The)
    5.125%, 04/15/22.....................................      6,737    7,101,270
Hasbro, Inc.
    3.500%, 09/15/27.....................................      3,300    3,093,650
Hewlett Packard Enterprise Co.
#   4.900%, 10/15/25.....................................      6,965    7,111,081
Home Depot, Inc. (The)
#   2.700%, 04/01/23.....................................      1,280    1,253,965

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
UNITED STATES -- (Continued)
#   3.350%, 09/15/25.....................................    3,642  $ 3,591,973
Honeywell International, Inc.
#   2.500%, 11/01/26.....................................    9,698    8,985,216
Hormel Foods Corp.
    4.125%, 04/15/21.....................................    1,479    1,514,609
Humana, Inc.
    3.850%, 10/01/24.....................................    7,825    7,800,068
Huntington Bancshares, Inc.
    3.150%, 03/14/21.....................................    1,582    1,568,777
    2.300%, 01/14/22.....................................    3,292    3,155,052
Hyatt Hotels Corp.
    3.375%, 07/15/23.....................................    1,936    1,892,283
Illinois Tool Works, Inc.
    1.950%, 03/01/19.....................................      310      308,627
#   3.500%, 03/01/24.....................................    6,399    6,432,654
Indiana Michigan Power Co.
    7.000%, 03/15/19.....................................      261      267,843
Intel Corp.
    2.700%, 12/15/22.....................................      413      404,151
#   3.150%, 05/11/27.....................................    2,500    2,421,525
#   4.000%, 12/15/32.....................................    3,200    3,242,102
Intercontinental Exchange, Inc.
#   3.750%, 12/01/25.....................................   10,000    9,995,800
International Business
    Machines Corp........................................
    2.250%, 02/19/21.....................................   19,769   19,416,183
    3.375%, 08/01/23.....................................    4,409    4,411,090
    3.625%, 02/12/24.....................................    9,600    9,669,773
#   3.300%, 01/27/27.....................................   26,154   25,417,224
International Paper Co.
    3.650%, 06/15/24.....................................    7,850    7,790,644
    3.800%, 01/15/26.....................................    3,050    2,980,732
Interpublic Group of Cos., Inc. (The)
    4.200%, 04/15/24.....................................    3,903    3,888,219
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
    4.850%, 01/15/27.....................................    6,594    6,438,613
JM Smucker Co. (The)
    3.500%, 03/15/25.....................................    6,042    5,781,675
John Deere Capital Corp.
    2.550%, 01/08/21.....................................    9,591    9,479,238
    3.350%, 06/12/24.....................................    6,195    6,126,072
Johnson & Johnson
    2.450%, 03/01/26.....................................    3,212    3,020,955
Johnson Controls International P.L.C.
    3.625%, 07/02/24.....................................      983      965,275
JPMorgan Chase & Co.
    4.350%, 08/15/21.....................................    1,986    2,034,875
    3.625%, 05/13/24.....................................   12,131   12,052,032
#   3.900%, 07/15/25.....................................   13,351   13,340,161
Juniper Networks, Inc.
    4.600%, 03/15/21.....................................    2,560    2,590,724
    4.500%, 03/15/24.....................................    4,224    4,292,877

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT^   VALUE+
                                                          ------- -----------
                                                           (000)
UNITED STATES -- (Continued)
Kellogg Co.
#   3.250%, 04/01/26..................................... 13,739  $12,945,276
    3.400%, 11/15/27..................................... 14,600   13,634,677
    7.450%, 04/01/31.....................................  6,959    8,739,199
Keurig Dr Pepper, Inc.
    3.400%, 11/15/25.....................................  5,885    5,589,980
Keurig Dr. Pepper, Inc.
    2.000%, 01/15/20.....................................     88       86,182
KeyBank NA
    2.500%, 12/15/19.....................................    153      151,794
    3.300%, 06/01/25.....................................    750      726,256
KeyCorp
    2.900%, 09/15/20.....................................  1,449    1,436,344
#   5.100%, 03/24/21.....................................  1,395    1,452,987
Kimberly-Clark Corp.
    1.900%, 05/22/19.....................................    491      488,166
    2.400%, 06/01/23.....................................  1,920    1,838,785
Kohl's Corp.
#   4.750%, 12/15/23.....................................  1,417    1,443,263
Kraft Heinz Foods Co.
    3.500%, 06/06/22.....................................  9,148    9,093,661
    3.950%, 07/15/25..................................... 18,315   17,973,688
Kroger Co. (The)
#   3.850%, 08/01/23.....................................  3,341    3,359,616
    7.500%, 04/01/31..................................... 16,177   19,868,539
L3 Technologies, Inc.
    3.950%, 05/28/24.....................................  2,469    2,435,049
Laboratory Corp. of America Holdings
    4.000%, 11/01/23.....................................  3,840    3,871,834
    3.600%, 09/01/27.....................................  2,500    2,382,317
Lam Research Corp.
    3.800%, 03/15/25.....................................  4,094    4,078,101
Legg Mason, Inc.
    3.950%, 07/15/24.....................................  4,736    4,669,693
    4.750%, 03/15/26.....................................  9,317    9,453,064
Liberty Mutual Group, Inc.
U   5.000%, 06/01/21.....................................  6,665    6,887,189
Lincoln National Corp.
    6.250%, 02/15/20.....................................    117      121,931
Lockheed Martin Corp.
    2.900%, 03/01/25.....................................  4,480    4,279,760
    3.550%, 01/15/26.....................................  4,800    4,763,468
Loews Corp.
    2.625%, 05/15/23.....................................  3,761    3,600,609
    3.750%, 04/01/26..................................... 10,670   10,495,430
Lowe's Cos., Inc.
    3.120%, 04/15/22.....................................    292      291,013
#   3.375%, 09/15/25.....................................  5,183    5,082,698
LYB International Finance II BV
#   3.500%, 03/02/27.....................................  4,166    3,946,110
LyondellBasell Industries NV
#   5.750%, 04/15/24.....................................  5,827    6,307,448
Magellan Midstream Partners L.P.
    4.250%, 02/01/21.....................................  1,516    1,546,668

                                                           FACE
                                                          AMOUNT^   VALUE+
                                                          ------- -----------
                                                           (000)
UNITED STATES -- (Continued)
Manufacturers & Traders Trust Co.
    2.100%, 02/06/20.....................................    893  $   879,612
    2.900%, 02/06/25.....................................  8,028    7,646,220
Marathon Petroleum Corp.
#   3.625%, 09/15/24.....................................  8,191    8,063,735
Marriott International, Inc.
    2.875%, 03/01/21.....................................  1,009      993,427
#   4.000%, 04/15/28.....................................  7,900    7,757,244
Marsh & McLennan Cos., Inc.
    2.350%, 09/10/19.....................................    523      519,909
    3.500%, 06/03/24.....................................  8,320    8,224,477
Mastercard, Inc.
#   3.375%, 04/01/24.....................................  1,787    1,787,604
    2.950%, 11/21/26.....................................  2,700    2,586,781
Maxim Integrated Products, Inc.
    3.450%, 06/15/27.....................................  5,931    5,605,726
McDonald's Corp.
#   2.200%, 05/26/20.....................................    802      789,606
#   3.500%, 07/15/20.....................................  4,915    4,952,482
    2.625%, 01/15/22.....................................  1,856    1,813,757
McKesson Corp.
    3.796%, 03/15/24.....................................  4,348    4,299,353
Merck & Co., Inc.
    2.800%, 05/18/23.....................................  3,875    3,788,094
#   2.750%, 02/10/25..................................... 11,609   11,197,581
MetLife, Inc.
#   3.600%, 04/10/24..................................... 16,140   16,081,000
Microsoft Corp.
#   2.700%, 02/12/25.....................................  1,567    1,511,556
#   3.125%, 11/03/25.....................................  3,109    3,055,437
    2.400%, 08/08/26..................................... 29,634   27,481,680
    3.300%, 02/06/27..................................... 24,692   24,440,569
Molson Coors Brewing Co.
#   3.500%, 05/01/22.....................................  2,787    2,772,954
    3.000%, 07/15/26..................................... 18,416   16,871,322
Morgan Stanley
    7.300%, 05/13/19.....................................    235      243,060
    2.500%, 04/21/21.....................................  2,471    2,412,905
    5.500%, 07/28/21.....................................    865      915,136
    3.875%, 04/29/24..................................... 11,982   11,964,020
    3.875%, 01/27/26..................................... 17,253   17,004,671
    3.625%, 01/20/27.....................................  4,903    4,723,864
Mosaic Co. (The)
    4.250%, 11/15/23.....................................  3,965    4,011,153
#   4.050%, 11/15/27.....................................  6,000    5,771,214
Motorola Solutions, Inc.
#   3.750%, 05/15/22.....................................  3,200    3,191,488
#   3.500%, 03/01/23.....................................  3,200    3,118,595
MPLX L.P.
    4.125%, 03/01/27..................................... 12,320   12,086,879
Mylan NV
    3.950%, 06/15/26..................................... 17,157   16,443,804
Nasdaq, Inc.
    4.250%, 06/01/24.....................................  2,816    2,843,391
National Oilwell Varco, Inc.
#   2.600%, 12/01/22.....................................  3,923    3,757,112

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT^   VALUE+
                                                          ------- -----------
                                                           (000)
UNITED STATES -- (Continued)
National Rural Utilities Cooperative Finance Corp.
    8.000%, 03/01/32.....................................  2,708  $ 3,743,280
NetApp, Inc.
    3.250%, 12/15/22.....................................  1,088    1,064,129
#   3.300%, 09/29/24.....................................  3,451    3,293,276
Newell Brands, Inc.
    4.000%, 06/15/22.....................................  6,483    6,410,723
NextEra Energy Capital
    Holdings, Inc........................................
    4.500%, 06/01/21.....................................    828      848,771
    3.550%, 05/01/27..................................... 20,641   19,923,509
NIKE, Inc.
#   2.375%, 11/01/26..................................... 28,083   25,725,024
NiSource, Inc.
    3.850%, 02/15/23.....................................  2,335    2,350,449
Noble Energy, Inc.
    4.150%, 12/15/21.....................................  1,717    1,743,799
    3.900%, 11/15/24.....................................  1,556    1,537,428
#   3.850%, 01/15/28.....................................  2,760    2,664,837
Nordstrom, Inc.
    4.750%, 05/01/20.....................................  1,337    1,375,050
    4.000%, 10/15/21.....................................    960      966,530
#   4.000%, 03/15/27..................................... 12,652   12,093,456
Norfolk Southern Corp.
    2.903%, 02/15/23.....................................  4,480    4,371,337
Northern Trust Corp.
    3.375%, 08/23/21.....................................  1,920    1,928,889
Northrop Grumman Corp.
    3.250%, 08/01/23.....................................    988      976,639
Nucor Corp.
#   3.950%, 05/01/28.....................................  3,245    3,247,602
Nuveen Finance LLC
U   4.125%, 11/01/24.....................................  2,748    2,720,393
Occidental Petroleum Corp.
    2.700%, 02/15/23.....................................    420      407,790
    3.400%, 04/15/26.....................................  7,291    7,176,137
#   3.000%, 02/15/27.....................................  7,118    6,789,807
Ohio Power Co.
    5.375%, 10/01/21.....................................  2,308    2,450,834
Omnicom Group, Inc. / Omnicom Capital, Inc.
    3.650%, 11/01/24.....................................  6,057    5,894,367
ONE Gas, Inc.
    2.070%, 02/01/19.....................................    491      489,620
ONEOK, Inc.
    4.000%, 07/13/27.....................................  6,623    6,511,215
Oracle Corp.
    2.950%, 05/15/25..................................... 27,858   26,940,521
    2.650%, 07/15/26..................................... 39,785   37,198,288
#   3.250%, 11/15/27..................................... 26,794   25,958,936
O'Reilly Automotive, Inc.
    3.800%, 09/01/22.....................................    722      727,963
    3.600%, 09/01/27..................................... 21,580   20,376,933
Pacific Gas & Electric Co.
    3.850%, 11/15/23.....................................  3,200    3,143,520
    3.750%, 02/15/24.....................................  6,502    6,345,711

                                                           FACE
                                                          AMOUNT^   VALUE+
                                                          ------- -----------
                                                           (000)
UNITED STATES -- (Continued)
    3.500%, 06/15/25.....................................  4,288  $ 4,060,584
    2.950%, 03/01/26.....................................  3,000    2,709,120
Packaging Corp. of America
#   4.500%, 11/01/23.....................................  3,888    4,003,722
Parker-Hannifin Corp.
    3.300%, 11/21/24.....................................  6,093    5,959,008
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
U   3.400%, 11/15/26.....................................  1,000      935,159
PepsiCo, Inc.
    2.150%, 10/14/20.....................................  6,428    6,323,014
    2.750%, 03/05/22.....................................  2,810    2,781,597
#   2.750%, 03/01/23.....................................  4,480    4,384,934
    3.500%, 07/17/25..................................... 13,489   13,582,428
Pepsi-Cola Metropolitan
    Bottling Co., Inc....................................
    7.000%, 03/01/29.....................................  2,100    2,685,314
Perrigo Finance Un, Ltd. Co.
    3.500%, 03/15/21.....................................    843      836,043
Perrigo Finance Unlimited Co.
#   3.500%, 12/15/21.....................................  1,594    1,572,986
    3.900%, 12/15/24.....................................  3,885    3,774,847
#   4.375%, 03/15/26.....................................  5,000    4,898,347
Pfizer, Inc.
#   3.000%, 06/15/23.....................................  1,920    1,903,699
#   3.400%, 05/15/24.....................................  6,399    6,412,566
#   3.000%, 12/15/26..................................... 42,108   40,622,873
Philip Morris International, Inc.
    3.250%, 11/10/24.....................................  7,098    6,924,750
Phillips 66
#   4.300%, 04/01/22.....................................  4,235    4,354,421
Phillips 66 Partners L.P.
    3.550%, 10/01/26..................................... 21,603   20,394,404
PNC Bank NA
    3.300%, 10/30/24.....................................  3,788    3,699,324
    2.950%, 02/23/25.....................................  8,093    7,733,452
    3.250%, 06/01/25.....................................  8,000    7,784,594
PNC Financial Services
    Group, Inc. (The)....................................
    4.375%, 08/11/20.....................................    267      272,718
#   3.300%, 03/08/22.....................................    795      792,098
PPG Industries, Inc.
#   3.750%, 03/15/28.....................................  5,512    5,420,200
PPL Capital Funding, Inc.
    3.400%, 06/01/23.....................................  4,857    4,741,616
    3.100%, 05/15/26.....................................  9,200    8,551,965
Praxair, Inc.
    2.200%, 08/15/22.....................................    800      768,612
Precision Castparts Corp.
    2.500%, 01/15/23.....................................  7,769    7,490,404
    3.250%, 06/15/25..................................... 30,987   30,161,489
Principal Financial Group, Inc.
    3.125%, 05/15/23.....................................  4,444    4,344,230
    3.400%, 05/15/25.....................................  5,700    5,521,558
    3.100%, 11/15/26.....................................  5,472    5,094,262
Procter & Gamble Co. (The)
    1.850%, 02/02/21.....................................    515      502,888

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT^   VALUE+
                                                          ------- -----------
                                                           (000)
UNITED STATES -- (Continued)
#   2.450%, 11/03/26.....................................  1,077  $   999,293
#   2.850%, 08/11/27..................................... 12,850   12,250,591
Progress Energy, Inc.
    4.875%, 12/01/19.....................................    547      559,432
    4.400%, 01/15/21.....................................  1,225    1,252,416
    7.750%, 03/01/31.....................................  2,500    3,314,428
Progressive Corp. (The)
    3.750%, 08/23/21.....................................  4,352    4,395,388
Prudential Financial, Inc.
#   4.500%, 11/15/20.....................................    357      366,637
#   3.500%, 05/15/24.....................................  9,600    9,557,955
PSEG Power LLC
    2.450%, 11/15/18.....................................    523      522,440
    5.125%, 04/15/20.....................................  2,243    2,307,834
    4.300%, 11/15/23.....................................  5,815    5,899,159
Puget Energy, Inc.
    6.000%, 09/01/21.....................................  7,900    8,402,506
QUALCOMM, Inc.
#   2.250%, 05/20/20.....................................     37       36,434
    3.450%, 05/20/25..................................... 15,743   15,300,285
Quest Diagnostics, Inc.
    3.500%, 03/30/25.....................................    384      370,470
Raytheon Co.
#   3.125%, 10/15/20.....................................  4,003    4,012,601
    2.500%, 12/15/22.....................................    383      371,273
Reinsurance Group of America, Inc.
    5.000%, 06/01/21.....................................    960      996,463
    4.700%, 09/15/23.....................................  3,840    3,952,520
    3.950%, 09/15/26..................................... 16,189   15,762,823
Republic Services, Inc.
    3.550%, 06/01/22.....................................  4,488    4,500,746
Rockwell Automation, Inc.
    2.875%, 03/01/25.....................................  5,738    5,441,275
Roper Technologies, Inc.
    3.000%, 12/15/20.....................................  1,285    1,274,582
Royal Caribbean Cruises, Ltd.
    7.500%, 10/15/27.....................................  1,000    1,186,040
    3.700%, 03/15/28..................................... 14,325   13,358,582
Ryder System, Inc.
    2.450%, 09/03/19.....................................    120      119,171
salesforce.com, Inc.
    3.700%, 04/11/28.....................................  2,800    2,809,433
Sempra Energy
    2.850%, 11/15/20.....................................  3,650    3,597,438
    4.050%, 12/01/23.....................................  4,205    4,231,611
    3.550%, 06/15/24.....................................  6,528    6,367,982
Sherwin-Williams Co. (The)
#   3.450%, 08/01/25.....................................  6,794    6,548,947
Southern Co. (The)
    3.250%, 07/01/26.....................................  8,992    8,533,444
Southern Power Co.
    4.150%, 12/01/25.....................................  5,433    5,419,543
Southwest Airlines Co.
    2.650%, 11/05/20.....................................  5,140    5,075,764
    3.000%, 11/15/26.....................................  9,166    8,475,335
Southwest Gas Corp.
    3.700%, 04/01/28.....................................  2,900    2,854,053

                                                           FACE
                                                          AMOUNT^   VALUE+
                                                          ------- -----------
                                                           (000)
UNITED STATES -- (Continued)
Starbucks Corp.
    3.850%, 10/01/23.....................................  1,231  $ 1,246,277
State Street Corp.
    4.375%, 03/07/21.....................................  2,096    2,157,687
#   1.950%, 05/19/21.....................................  2,046    1,981,216
    3.300%, 12/16/24..................................... 13,947   13,730,364
    3.550%, 08/18/25.....................................  8,254    8,257,019
Stryker Corp.
    2.625%, 03/15/21.....................................    896      879,473
    3.375%, 05/15/24.....................................    512      503,669
    3.375%, 11/01/25..................................... 10,289    9,958,836
SunTrust Bank
    2.750%, 05/01/23.....................................  3,172    3,051,269
SunTrust Banks, Inc.
    2.900%, 03/03/21.....................................  3,460    3,420,521
Sysco Corp.
    2.600%, 10/01/20.....................................  2,965    2,924,659
#   3.750%, 10/01/25.....................................    685      675,263
    3.300%, 07/15/26..................................... 15,704   15,002,322
#   3.250%, 07/15/27.....................................  4,934    4,651,757
Tapestry, Inc.
    4.250%, 04/01/25..................................... 16,805   16,531,339
Target Corp.
    2.900%, 01/15/22.....................................  2,996    2,982,818
#   2.500%, 04/15/26.....................................  4,468    4,128,943
TCI Communications, Inc.
    7.875%, 02/15/26.....................................  1,520    1,879,274
TD Ameritrade Holding Corp.
    5.600%, 12/01/19.....................................    210      217,136
    2.950%, 04/01/22.....................................  1,785    1,754,045
    3.625%, 04/01/25.....................................  7,358    7,275,993
Texas Instruments, Inc.
    2.250%, 05/01/23.....................................    657      627,102
TJX Cos., Inc. (The)
    2.250%, 09/15/26.....................................  7,600    6,844,373
Total System Services, Inc.
    4.800%, 04/01/26.....................................  5,931    6,129,383
#   4.450%, 06/01/28.....................................  3,822    3,842,101
Travelers Cos., Inc. (The)
#   3.900%, 11/01/20.....................................  5,931    6,019,206
Tyson Foods, Inc.
    4.500%, 06/15/22.....................................  5,527    5,694,604
U.S. Bank NA
    2.800%, 01/27/25.....................................  5,950    5,660,405
Union Pacific Corp.
    2.250%, 02/15/19.....................................    332      331,259
    2.750%, 04/15/23.....................................    640      618,163
#   3.250%, 01/15/25.....................................  9,515    9,250,108
    3.950%, 09/10/28.....................................  9,950   10,083,224
United Parcel Service, Inc.
    3.050%, 11/15/27.....................................  1,085    1,036,882
United Technologies Corp.
    3.100%, 06/01/22.....................................    158      156,227
    7.500%, 09/15/29.....................................    615      787,058
UnitedHealth Group, Inc.
    2.750%, 02/15/23.....................................  8,672    8,425,308
    2.875%, 03/15/23.....................................  5,760    5,636,312
    3.750%, 07/15/25..................................... 12,530   12,573,853

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT^   VALUE+
                                                          ------- -----------
                                                           (000)
UNITED STATES -- (Continued)
    3.100%, 03/15/26.....................................  1,290  $ 1,237,378
Unum Group
    4.000%, 03/15/24.....................................  5,051    4,980,234
    3.875%, 11/05/25.....................................  1,977    1,905,589
US Bancorp
    2.350%, 01/29/21.....................................    806      789,231
Valero Energy Corp.
#   3.400%, 09/15/26.....................................  8,918    8,524,773
    7.500%, 04/15/32.....................................    580      742,695
Verizon Communications, Inc.
    3.500%, 11/01/24.....................................  1,186    1,162,506
#   3.376%, 02/15/25..................................... 18,194   17,633,505
#   2.625%, 08/15/26.....................................  2,026    1,832,778
#   4.125%, 03/16/27.....................................  3,000    2,995,663
Viacom, Inc.
    2.750%, 12/15/19.....................................    293      289,888
    4.500%, 03/01/21.....................................  1,856    1,885,698
    4.250%, 09/01/23.....................................    640      642,624
#   3.875%, 04/01/24.....................................  4,899    4,760,924
Visa, Inc.
    3.150%, 12/14/25..................................... 14,555   14,148,346
Walgreen Co.
#   3.100%, 09/15/22.....................................  6,807    6,660,990
Walgreens Boots Alliance, Inc.
    3.300%, 11/18/21..................................... 12,828   12,764,465
    3.450%, 06/01/26.....................................  2,965    2,804,261
Walmart, Inc.
    3.300%, 04/22/24.....................................  6,704    6,684,346
Walt Disney Co. (The)
    3.150%, 09/17/25.....................................  9,588    9,397,320
Warner Media LLC
    4.750%, 03/29/21.....................................  1,089    1,121,141
    4.000%, 01/15/22.....................................  1,152    1,164,499
    3.550%, 06/01/24.....................................  4,480    4,349,188
    3.600%, 07/15/25..................................... 12,500   11,982,697
    3.800%, 02/15/27.....................................  8,782    8,412,556
Waste Management, Inc.
    4.600%, 03/01/21.....................................  1,831    1,887,847
    3.500%, 05/15/24.....................................  4,942    4,893,098
#   3.125%, 03/01/25.....................................  3,460    3,348,501
WEC Energy Group, Inc.
    2.450%, 06/15/20.....................................  1,658    1,633,796
    3.550%, 06/15/25.....................................  6,271    6,190,768
Wells Fargo & Co.
    2.600%, 07/22/20.....................................    297      293,815
#   3.500%, 03/08/22.....................................  8,768    8,771,719
    3.000%, 02/19/25..................................... 16,264   15,436,520
    3.000%, 04/22/26.....................................  4,636    4,329,498
Western Union Co. (The)
    5.253%, 04/01/20.....................................  2,283    2,345,228
WestRock MWV LLC
    8.200%, 01/15/30..................................... 19,367   25,454,615
Whirlpool Corp.
    4.700%, 06/01/22.....................................  1,920    1,981,112
    3.700%, 05/01/25..................................... 15,463   15,040,050
Williams Partners L.P.
    4.000%, 09/15/25..................................... 12,364   12,229,839
    3.750%, 06/15/27.....................................  7,863    7,581,976

                                                           FACE
                                                          AMOUNT^     VALUE+
                                                          ------- --------------
                                                           (000)
UNITED STATES -- (Continued)
Wisconsin Electric Power Co.
    3.100%, 06/01/25.....................................   3,200 $    3,081,315
Wm Wrigley Jr Co.
U   2.900%, 10/21/19.....................................     174        173,766
Xerox Corp.
    4.070%, 03/17/22.....................................   1,125      1,113,293
    3.800%, 05/15/24.....................................   4,290      4,107,068
Zimmer Biomet Holdings, Inc.
    3.550%, 04/01/25.....................................   5,634      5,404,015
Zoetis, Inc.
    3.000%, 09/12/27.....................................  26,275     24,536,278
                                                                  --------------
TOTAL UNITED STATES......................................          3,596,839,159
                                                                  --------------
TOTAL BONDS..............................................          4,835,059,785
                                                                  --------------
U.S. TREASURY OBLIGATIONS -- (24.6%)
U.S. Treasury Bonds
    8.125%, 05/15/21.....................................  26,590     30,387,966
    7.250%, 08/15/22.....................................  28,625     33,444,054
    6.250%, 08/15/23.....................................  51,143     59,280,279
    7.500%, 11/15/24.....................................  49,371     62,405,722
    6.875%, 08/15/25.....................................  39,904     49,931,814
    6.000%, 02/15/26.....................................  44,152     53,330,183
#   6.750%, 08/15/26.....................................  38,863     49,498,838
    6.625%, 02/15/27.....................................  44,651     57,067,560
    6.125%, 11/15/27.....................................  29,406     36,938,344
    5.250%, 11/15/28.....................................  10,442     12,542,349
    5.250%, 02/15/29.....................................  99,685    120,174,941
    6.125%, 08/15/29.....................................  25,585     33,131,187
    6.250%, 05/15/30.....................................  25,710     34,031,869
    5.375%, 02/15/31.....................................  70,000     87,453,516
U.S. Treasury Notes
    3.125%, 05/15/21.....................................  30,000     30,285,937
    1.125%, 07/31/21.....................................  24,711     23,543,305
    1.250%, 10/31/21.....................................  49,423     47,069,139
    2.000%, 10/31/21.....................................  54,125     52,797,051
    1.625%, 08/15/22.....................................  88,961     84,936,522
    2.125%, 12/31/22.....................................  24,711     23,986,371
    1.500%, 02/28/23.....................................  76,309     71,938,552
    1.500%, 03/31/23.....................................  86,984     81,917,579
    1.750%, 05/15/23.....................................  68,203     64,880,863
    1.250%, 07/31/23.....................................  39,538     36,598,906
    2.750%, 02/15/24.....................................  70,834     70,374,884
    2.500%, 05/15/24.....................................  86,868     85,062,970
    2.250%, 11/15/24.....................................  67,709     65,146,012
    2.000%, 02/15/25.....................................  44,711     42,269,644
    2.125%, 05/15/25..................................... 123,730    117,659,116
    2.875%, 05/31/25.....................................  25,000     24,927,734
    2.000%, 08/15/25..................................... 150,000    141,216,796
    2.250%, 11/15/25.....................................  98,895     94,487,219
    1.625%, 02/15/26.....................................  64,249     58,564,743
    1.625%, 05/15/26..................................... 125,533    114,093,007
    1.500%, 08/15/26..................................... 103,787     93,092,343
    2.250%, 11/15/27.....................................  84,018     79,193,811
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS..........................          2,223,661,126
                                                                  --------------

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT^   VALUE+
                                                          ------- -----------
                                                           (000)
AGENCY OBLIGATIONS -- (16.7%)
Federal Farm Credit Bank
    5.320%, 09/03/19.....................................  6,305  $ 6,493,255
    5.150%, 11/15/19.....................................  5,233    5,403,355
    4.670%, 05/07/20.....................................  1,658    1,714,657
    5.350%, 08/07/20.....................................  1,984    2,084,277
    3.650%, 12/21/20..................................... 13,026   13,275,578
    5.250%, 03/02/21.....................................  1,806    1,912,500
    5.220%, 02/22/22.....................................  1,480    1,593,072
    5.210%, 12/19/22.....................................  6,276    6,845,014
    4.800%, 02/13/23.....................................    576      620,969
    5.250%, 03/06/23.....................................  1,776    1,950,263
    5.220%, 05/15/23..................................... 14,240   15,663,715
    2.630%, 08/03/26.....................................  5,760    5,545,302
    5.770%, 01/05/27.....................................  1,920    2,266,376
Federal Home Loan Bank
    1.875%, 03/13/20..................................... 37,260   36,778,340
    4.125%, 03/13/20..................................... 16,560   16,921,819
    3.000%, 03/18/20.....................................  5,350    5,374,075
    3.375%, 06/12/20.....................................  8,435    8,537,055
    2.875%, 09/11/20.....................................  4,355    4,365,143
    4.625%, 09/11/20.....................................  7,590    7,879,376
    3.125%, 12/11/20.....................................  1,775    1,786,765
    5.250%, 12/11/20.....................................  2,235    2,358,338
    1.750%, 03/12/21..................................... 11,970   11,653,729
    5.000%, 03/12/21.....................................  1,535    1,617,965
#   2.250%, 06/11/21..................................... 20,725   20,340,427
    3.625%, 06/11/21.....................................  2,970    3,034,390
    5.625%, 06/11/21..................................... 10,945   11,785,215
    2.375%, 09/10/21..................................... 11,650   11,448,490
    3.000%, 09/10/21.....................................  9,245    9,287,518
    2.625%, 12/10/21..................................... 31,855   31,640,488
    5.000%, 12/10/21..................................... 13,470   14,397,207
    2.250%, 03/11/22.....................................  2,960    2,900,326
    2.500%, 03/11/22.....................................  3,255    3,216,874
    5.250%, 06/10/22.....................................  2,440    2,643,384
    5.750%, 06/10/22.....................................  5,775    6,382,426
#   2.000%, 09/09/22.....................................  4,805    4,645,633
    5.375%, 09/30/22..................................... 18,760   20,600,656
    5.250%, 12/09/22.....................................  4,440    4,855,158
    4.750%, 03/10/23..................................... 14,565   15,666,332
    3.250%, 06/09/23..................................... 10,360   10,489,666
    2.500%, 12/08/23.....................................  9,885    9,682,031
    3.250%, 03/08/24..................................... 29,405   29,876,068
    2.875%, 06/14/24.....................................  4,845    4,793,469

                                                              FACE
                                                             AMOUNT^       VALUE+
                                                            ---------- --------------
                                                              (000)
      5.375%, 08/15/24.....................................      5,490 $    6,213,697
      5.365%, 09/09/24.....................................        600        677,308
      2.875%, 09/13/24.....................................     67,240     66,716,200
      2.750%, 12/13/24.....................................     75,120     74,046,535
      4.375%, 03/13/26.....................................      5,950      6,417,236
      5.750%, 06/12/26.....................................     11,775     13,895,312
Federal Home Loan Mortgage Corp.
#     6.750%, 09/15/29.....................................     18,505     24,424,768
      6.750%, 03/15/31.....................................     22,231     30,009,227
      6.250%, 07/15/32.....................................     20,757     27,446,857
Federal National Mortgage Association
#     1.250%, 05/06/21.....................................      4,942      4,743,346
      2.000%, 01/05/22.....................................     22,734     22,067,507
      2.375%, 01/19/23.....................................     38,550     37,672,718
      2.625%, 09/06/24.....................................    151,431    148,197,494
      2.125%, 04/24/26.....................................     71,970     67,106,052
#     1.875%, 09/24/26.....................................    125,229    113,859,835
      6.250%, 05/15/29.....................................     52,706     66,921,862
      7.125%, 01/15/30.....................................      6,399      8,716,987
      7.250%, 05/15/30.....................................     21,301     29,433,040
      6.625%, 11/15/30.....................................    110,212    146,923,948
Tennessee Valley Authority
      3.875%, 02/15/21.....................................     31,374     32,144,734
#     1.875%, 08/15/22.....................................     37,801     36,378,435
#     2.875%, 09/15/24.....................................     65,279     64,541,151
      6.750%, 11/01/25.....................................     25,327     31,095,503
      2.875%, 02/01/27.....................................     16,804     16,286,739
      7.125%, 05/01/30.....................................     42,633     58,010,212
                                                                       --------------
TOTAL AGENCY OBLIGATIONS...................................             1,514,273,399
                                                                       --------------
TOTAL INVESTMENT SECURITIES................................             8,572,994,310
                                                                       --------------

                                                             SHARES
                                                            ----------
SECURITIES LENDING COLLATERAL -- (5.3%)
@(S)  DFA Short Term Investment Fund....................... 41,567,784    480,980,827
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $9,328,224,607)^^                  $9,053,975,137
                                                                       ==============

At July 31, 2018, DFA Investment Grade Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:


                                                                             UNREALIZED
                                                                              FOREIGN
                                                                              EXCHANGE
                                                                SETTLEMENT  APPRECIATION
CURRENCY PURCHASED  CURRENCY SOLD         COUNTERPARTY             DATE    (DEPRECIATION)
------------------ --------------- ---------------------------- ---------- --------------
USD 89,485,070     SEK 780,335,138 State Street Bank and Trust   08/10/18     $686,930
                                                                              --------
TOTAL APPRECIATION                                                            $686,930

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                                              UNREALIZED
                                                                               FOREIGN
                                                                               EXCHANGE
                                                                 SETTLEMENT  APPRECIATION
CURRENCY PURCHASED   CURRENCY SOLD         COUNTERPARTY             DATE    (DEPRECIATION)
------------------   -------------- ---------------------------- ---------- --------------
USD 73,283,870       EUR 62,712,649 State Street Bank and Trust   08/08/18    $ (80,875)
USD 23,063,151       CAD 30,281,212 JP Morgan                     08/17/18     (221,073)
                                                                              ---------
TOTAL (DEPRECIATION)                                                          $(301,948)
                                                                              ---------
TOTAL APPRECIATION
(DEPRECIATION)                                                                $ 384,982
                                                                              =========

CAD Canadian Dollars
EUR Euro
SEK Swedish Krona

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                           ---------------------------------------------
                                           LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                           ------- -------------- ------- --------------
Bonds
   Australia..............................   --    $  147,686,529   --    $  147,686,529
   Belgium................................   --        35,410,663   --        35,410,663
   Canada.................................   --       107,859,971   --       107,859,971
   Denmark................................   --        34,985,824   --        34,985,824
   France.................................   --        66,509,529   --        66,509,529
   Germany................................   --        85,867,198   --        85,867,198
   Ireland................................   --        11,957,268   --        11,957,268
   Italy..................................   --        12,678,044   --        12,678,044
   Japan..................................   --       124,192,827   --       124,192,827
   Netherlands............................   --       127,902,131   --       127,902,131
   Norway.................................   --        15,036,126   --        15,036,126
   South Africa...........................   --         8,266,856   --         8,266,856
   Spain..................................   --        62,103,072   --        62,103,072
   Supranational Organization Obligations.   --        25,565,046   --        25,565,046
   Sweden.................................   --       100,661,280   --       100,661,280
   Switzerland............................   --        84,913,583   --        84,913,583
   United Kingdom.........................   --       186,624,679   --       186,624,679
   United States..........................   --     3,596,839,159   --     3,596,839,159
Agency Obligations........................   --     1,514,273,399   --     1,514,273,399
U.S. Treasury Obligations.................   --     2,223,661,126   --     2,223,661,126
Securities Lending Collateral.............   --       480,980,827   --       480,980,827
Forward Currency Contracts**..............   --           384,982   --           384,982
                                             --    --------------   --    --------------
TOTAL.....................................   --    $9,054,360,119   --    $9,054,360,119
                                             ==    ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                 DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                                             FACE
                                                                          AMOUNT(+/-)     VALUE+
                                                                          ----------- --------------
                                                                             (000)
                                                                          -----------
U.S. TREASURY OBLIGATIONS -- (99.7%)
Treasury Inflation Protected Security
   0.125%, 01/15/23......................................................          0  $          122
   0.125%, 07/15/24......................................................     15,000      15,316,705
   0.250%, 01/15/25......................................................    367,000     375,709,703
   2.375%, 01/15/25......................................................    199,500     292,193,910
   0.375%, 07/15/25......................................................    340,000     350,881,828
   0.625%, 01/15/26......................................................    435,000     453,389,133
   2.000%, 01/15/26......................................................    188,800     259,316,329
   0.125%, 07/15/26......................................................    413,700     411,586,851
   0.375%, 01/15/27......................................................    490,000     490,304,995
   2.375%, 01/15/27......................................................    160,500     225,037,857
   0.375%, 07/15/27......................................................    515,500     509,739,260
   1.750%, 01/15/28......................................................    206,700     267,868,183
   3.625%, 04/15/28......................................................    132,500     258,409,698
   2.500%, 01/15/29......................................................    165,500     225,055,934
   3.875%, 04/15/29......................................................    131,745     262,415,010
   3.375%, 04/15/32......................................................     54,000     100,666,693
                                                                                      --------------
TOTAL U.S. TREASURY OBLIGATIONS..........................................              4,497,892,211
                                                                                      --------------

                                                                            SHARES
                                                                          -----------
TEMPORARY CASH INVESTMENTS -- (0.3%)
   State Street Institutional U.S. Government Money Market Fund, 1.830%.. 12,072,769      12,072,769
                                                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,560,430,426)^^................................................             $4,509,964,980
                                                                                      ==============

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1         LEVEL 2     LEVEL 3     TOTAL
                             ------------   -------------- ------- --------------
U.S. Treasury Obligations...           --   $4,497,892,211   --    $4,497,892,211
Temporary Cash Investments.. $12,072,769                --   --        12,072,769
                             ------------   --------------   --    --------------
TOTAL....................... $ 12,072,769   $4,497,892,211   --    $4,509,964,980
                             ============   ==============   ==    ==============

                    DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ -----------
                                                                  (000)
                                                                  ------
MUNICIPAL BONDS -- (99.3%)
ALABAMA -- (1.0%)
Alabama State (GO) Series A
            5.000%, 08/01/19..................................... 1,925  $ 1,991,643
            5.000%, 08/01/19..................................... 8,500    8,794,270
            5.000%, 08/01/20..................................... 5,495    5,855,197
            5.000%, 08/01/21..................................... 1,450    1,585,242
            5.000%, 08/01/21..................................... 6,030    6,592,418
                                                                         -----------
TOTAL ALABAMA....................................................         24,818,770
                                                                         -----------
ALASKA -- (0.4%)
Alaska State (GO) Series B
            5.000%, 08/01/20..................................... 3,920    4,169,782
City of Koyukuk (RB)
(currency)  7.750%, 10/01/41 (Pre-refunded @ $100, 10/1/19)...... 4,650    4,972,106
                                                                         -----------
TOTAL ALASKA.....................................................          9,141,888
                                                                         -----------
ARIZONA -- (1.0%)
Arizona State Transportation Board (RB)
            5.000%, 07/01/20..................................... 5,000    5,314,200
City of Phoenix (GO)
            5.000%, 07/01/19..................................... 3,000    3,096,300
            4.000%, 07/01/20..................................... 1,085    1,133,250
            4.000%, 07/01/21..................................... 5,970    6,341,155
Madison Elementary School District No. 38 (GO) Series A
            2.000%, 07/01/20..................................... 1,400    1,410,766
Maricopa County Community College District (GO)
            3.000%, 07/01/20..................................... 6,505    6,673,414
Maricopa County School District No. 3 Tempe Elementary (GO)
            3.000%, 07/01/21..................................... 1,410    1,454,965
                                                                         -----------
TOTAL ARIZONA                                                             25,424,050
                                                                         -----------
ARKANSAS -- (1.1%)
Arkansas State (GO)
            5.000%, 04/01/19..................................... 7,240    7,408,547
            5.000%, 04/01/21..................................... 4,300    4,663,264
            5.000%, 04/01/21..................................... 6,495    7,043,698
            5.000%, 06/15/21..................................... 8,730    9,517,882
                                                                         -----------
TOTAL ARKANSAS...................................................         28,633,391
                                                                         -----------

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ -----------
                                                                  (000)
                                                                  ------
CALIFORNIA -- (1.8%)
Bay Area Toll Authority (RB) Series F-1
(currency)  5.125%, 04/01/39 (Pre-refunded @ $100, 4/1/19).......  9,200 $ 9,437,268
California State (GO) Series B
            5.000%, 09/01/18.....................................  7,000   7,022,330
California State (GO)
            5.000%, 04/01/19.....................................  1,000   1,025,370
            2.000%, 11/01/19.....................................    695     700,991
            5.000%, 10/01/21.....................................  2,215   2,444,230
City of Long Beach Harbor Revenue (RB) Series C
            5.000%, 11/15/18.....................................  4,125   4,170,499
City of Los Angeles CA (RN)
            4.000%, 06/27/19.....................................  7,000   7,153,580
County of Riverside CA (RN)
            4.000%, 06/28/19..................................... 10,000  10,230,100
Los Angeles Unified School District (GO) Series A
            5.000%, 07/01/19.....................................  1,000   1,032,840
Oakland Unified School District (GO) Series A
(currency)  6.125%, 08/01/29 (Pre-refunded @ $100, 8/1/19).......  3,595   3,765,942
                                                                         -----------
TOTAL CALIFORNIA.................................................         46,983,150
                                                                         -----------
COLORADO -- (2.1%)
Board of Water Commissioners City & County of Denver (The) (RB) Series B
            5.000%, 09/15/19.....................................  2,060   2,139,949
City & County of Denver (GO) Series A
            5.000%, 08/01/18.....................................  7,745   7,745,000
            5.000%, 08/01/19..................................... 15,000  15,520,800
            5.000%, 08/01/20.....................................  4,920   5,243,490
Colorado State (RN)
            5.000%, 06/26/19..................................... 20,000  20,606,800
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) (ETM)
  Series B
            4.000%, 12/01/18.....................................    140     141,235
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
  Series B
            4.000%, 12/01/18.....................................  1,045   1,053,976

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ -----------
                                                                  (000)
                                                                  ------
COLORADO -- (Continued)
Weld County School District No. RE-4 (GO) (ST INTERCEPT)
            4.000%, 12/01/22.....................................  1,000 $ 1,079,960
                                                                         -----------
TOTAL COLORADO                                                            53,531,210
                                                                         -----------
CONNECTICUT -- (0.9%)
City of Middletown (GO)
            5.000%, 04/01/21.....................................  1,905   2,070,087
City of New London (BAN)
            3.000%, 03/21/19.....................................  5,300   5,351,993
Connecticut State (GO) Series A
            5.000%, 10/15/19.....................................  5,350   5,550,679
Connecticut State Special Tax Revenue (RB)
            5.000%, 01/01/19..................................... 11,000  11,154,880
                                                                         -----------
TOTAL CONNECTICUT................................................         24,127,639
                                                                         -----------
DELAWARE -- (0.5%)
Delaware State (GO)
            5.000%, 07/01/19.....................................  5,000   5,160,500
Delaware State (GO) Series A
            5.000%, 08/01/19.....................................  5,745   5,945,041
Delaware State (GO) Series B
            5.000%, 02/01/20.....................................  2,755   2,894,706
                                                                         -----------
TOTAL DELAWARE...................................................         14,000,247
                                                                         -----------
DISTRICT OF COLUMBIA -- (0.1%)
District of Columbia (GO) Series A
            5.000%, 06/01/20.....................................  2,320   2,461,682
                                                                         -----------
FLORIDA -- (2.0%)
Florida State Board of Education (GO) Series B
            5.000%, 06/01/19.....................................  3,500   3,601,850
            5.000%, 06/01/20.....................................  1,000   1,060,510
Florida State Board of Education (GO) Series A
            5.000%, 06/01/19..................................... 10,100  10,393,910
            5.000%, 06/01/19..................................... 19,310  19,871,921
            5.000%, 06/01/20.....................................  2,850   3,022,454
            5.000%, 01/01/21.....................................  2,340   2,521,256
North Brevard County Hospital District Physician Services Inc. (RB)
(currency)  5.750%, 10/01/43 (Pre-refunded @ $100, 10/1/18)......  7,120   7,171,549
Orange County Water Utility System Revenue (RB)
            5.000%, 10/01/21.....................................  2,500   2,746,525

                                                                   FACE
                                                                  AMOUNT    VALUE+
                                                                  ------ ------------
                                                                  (000)
                                                                  ------
FLORIDA -- (Continued)
Tampa Bay Water (RB)
(currency)  5.000%, 10/01/25 (Pre-refunded @ $100, 10/1/20)......  2,160 $  2,307,895
                                                                         ------------
TOTAL FLORIDA....................................................          52,697,870
                                                                         ------------
GEORGIA -- (4.2%)
Cobb County (GO)
            5.000%, 01/01/21.....................................  3,710    3,999,195
            5.000%, 01/01/22.....................................    500      552,390
Cobb County School District
            2.000%, 12/20/18..................................... 22,320   22,387,630
Gainesville & Hall County Hospital Authority (RB)
(currency)  5.500%, 02/15/45 (Pre-refunded @ $100, 2/15/20)......  6,575    6,949,117
Georgia State (GO) Series D
            5.000%, 02/01/19.....................................  7,970    8,113,699
Georgia State (GO) Series A-1
            5.000%, 02/01/19.....................................  8,000    8,144,240
            5.000%, 02/01/19.....................................  1,395    1,420,152
            5.000%, 02/01/20.....................................  4,210    4,423,489
Georgia State (GO) Series E-1
            4.500%, 07/01/19.....................................  6,890    7,079,406
Georgia State (GO) Series C
            5.000%, 07/01/19.....................................  2,000    2,064,020
Georgia State (GO) Series A
            5.000%, 07/01/19.....................................  7,350    7,585,273
Georgia State (GO) Series I
            5.000%, 07/01/19..................................... 20,475   21,130,405
            5.000%, 07/01/20.....................................  1,890    2,009,883
Georgia State (GO) Series E
            5.000%, 12/01/19.....................................  6,200    6,483,030
Gwinnett County School District
            4.000%, 02/01/20.....................................  5,000    5,179,850
Richmond County Board of Education (GO) (ST AID WITHHLDG)
            5.000%, 10/01/18.....................................  1,040    1,046,292
                                                                         ------------
TOTAL GEORGIA....................................................         108,568,071
                                                                         ------------
HAWAII -- (2.5%)
City & County of Honolulu (GO) Series B
            5.000%, 11/01/19.....................................  8,000    8,341,440
Hawaii County (GO) Series C
            5.000%, 09/01/19.....................................  3,625    3,759,633
Hawaii State (GO) Series EE
            5.000%, 11/01/18..................................... 11,495   11,598,455
Hawaii State (GO) Series EA
            5.000%, 12/01/18.....................................  9,250    9,360,168

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ -----------
                                                                  (000)
                                                                  ------
HAWAII -- (Continued)
Hawaii State (GO) Series DR
            5.000%, 06/01/19.....................................  9,725 $10,007,997
Hawaii State (GO) Series EF
            5.000%, 11/01/21.....................................  5,500   6,054,400
Hawaii State (GO) Series EO
            5.000%, 08/01/22.....................................  6,000   6,710,220
University of Hawaii (RB) Series B
(currency)  6.000%, 10/01/38 (Pre-refunded @ $100, 10/1/19)......  7,000   7,361,060
                                                                         -----------
TOTAL HAWAII.....................................................         63,193,373
                                                                         -----------
IDAHO -- (0.4%)
Idaho State (TAN)
            4.000%, 06/28/19..................................... 11,000  11,239,030
                                                                         -----------
IOWA -- (0.2%)
Iowa Finance Authority (RB)
(currency)  5.000%, 08/01/20 (Pre-refunded @ $100, 8/1/19).......  2,535   2,622,483
(currency)  5.000%, 08/01/21 (Pre-refunded @ $100, 8/1/19).......  1,560   1,613,836
                                                                         -----------
TOTAL IOWA.......................................................          4,236,319
                                                                         -----------
KANSAS -- (1.1%)
City of Topeka Series A
            3.000%, 10/01/18..................................... 16,900  16,944,785
City of Wichita (GO) Series A
            5.000%, 12/01/19.....................................  3,960   4,139,150
Kansas State Department of Transportation (RB) Series C
            5.000%, 09/01/19.....................................  4,975   5,160,866
Sedgwick County Unified School District No. 266 Maize (GO)
  Series A
            2.000%, 09/01/18.....................................  1,000   1,000,530
                                                                         -----------
TOTAL KANSAS.....................................................         27,245,331
                                                                         -----------
KENTUCKY -- (0.3%)
Kentucky State Economic Development Finance Authority (RB)
  Series A
(currency)  5.000%, 05/01/24 (Pre-refunded @ $100, 5/1/19).......  1,000   1,025,660
Louisville & Jefferson County (RB)
            5.000%, 12/01/35.....................................  1,675   1,862,633

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
                                                          ------
KENTUCKY -- (Continued)
Louisville & Jefferson County Metropolitan Government
  (GO) Series A
    5.000%, 12/01/19.....................................  4,095 $ 4,276,368
TOTAL KENTUCKY...........................................          7,164,661
                                                                 -----------
LOUISIANA -- (0.2%)
Louisiana State (GO) Series C
    5.000%, 08/01/21.....................................  5,000   5,441,900
                                                                 -----------
MARYLAND -- (8.0%)
Anne County Arundel (GO)
    3.000%, 10/01/19.....................................  3,900   3,968,094
    5.000%, 10/01/19.....................................  3,000   3,121,350
    5.000%, 10/01/20.....................................  1,790   1,915,730
    5.000%, 04/01/21..................................... 12,740  13,805,828
Baltimore County (GO) Series B
    5.000%, 08/01/18.....................................  5,000   5,000,000
Baltimore County (GO)
    5.000%, 08/01/18.....................................  2,450   2,450,000
    5.000%, 03/01/20.....................................  1,850   1,948,661
Baltimore County (BAN)
    4.000%, 03/18/19..................................... 10,000  10,165,100
Charles County (GO) (ETM)
    5.000%, 03/01/19.....................................     10      10,203
Charles County (GO)
    5.000%, 03/01/19.....................................  2,440   2,490,728
Harford County (GO) Series B
    5.000%, 02/01/20.....................................  2,650   2,784,381
Maryland State (GO) Series C
    5.000%, 11/01/18.....................................  9,335   9,419,295
    5.000%, 08/01/19.....................................  2,000   2,069,640
    5.000%, 11/01/19.....................................  4,000   4,172,240
    5.000%, 08/01/20.....................................  7,705   8,205,363
Maryland State (GO) Series B
    5.000%, 03/01/19.....................................  6,300   6,430,977
    5.000%, 08/01/19..................................... 11,500  11,900,430
    5.000%, 08/01/20.....................................  8,425   8,972,119
Maryland State (GO) Series 1
    5.000%, 06/01/19.....................................  3,000   3,087,810
Maryland State (GO) Series A
    5.000%, 08/01/19..................................... 20,000  20,696,400
Maryland State Department of Transportation (RB)
    5.000%, 12/15/19..................................... 15,745  16,486,747
Montgomery County (GO) Series B
    5.000%, 06/01/19.....................................  7,725   7,949,102
    5.000%, 11/01/19.....................................  1,400   1,459,752
    5.000%, 12/01/19.....................................  5,975   6,246,086
    5.000%, 12/01/21.....................................  4,000   4,414,600
Prince George's County (GO) Series C
    5.000%, 08/01/18..................................... 10,075  10,075,000

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------ ------------
                                                          (000)
                                                          ------
MARYLAND -- (Continued)
Prince George's County (GO) Series B
    5.000%, 09/15/18..................................... 16,190 $ 16,262,531
    4.000%, 03/01/19.....................................  9,575    9,718,912
    4.000%, 03/01/20.....................................  9,780   10,149,488
Talbot County (GO)
    2.000%, 12/15/21.....................................  1,330    1,333,445
                                                                 ------------
TOTAL MARYLAND...........................................         206,710,012
                                                                 ------------
MASSACHUSETTS -- (8.4%)
City of Fall River (BAN)
    2.500%, 02/08/19.....................................  9,831    9,879,663
City of New Bedford (BAN)
    2.750%, 05/03/19.....................................  1,000    1,007,990
City of Quincy (BAN)
    2.500%, 01/18/19..................................... 13,000   13,059,800
    3.000%, 07/12/19..................................... 10,000   10,128,200
City of Quincy (BAN) Series A
    3.000%, 06/14/19.....................................  5,000    5,060,150
City of Somerville (BAN)
    3.000%, 06/07/19..................................... 40,000   40,474,000
City of Springfield (GO) (ST AID WITHHLDG)
    5.000%, 09/01/21.....................................  4,240    4,638,094
City of Worcester (BAN)
    3.000%, 01/31/19.....................................  6,000    6,047,640
Commonwealth of Massachusetts (GO) Series B
    5.000%, 08/01/18.....................................  3,750    3,750,000
    5.000%, 07/01/19.....................................  5,000    5,160,500
Commonwealth of Massachusetts (GO) Series A
    5.000%, 04/01/20.....................................  3,000    3,167,250
    5.000%, 05/01/21..................................... 10,000   10,864,900
Commonwealth of Massachusetts (GO) Series C
    5.000%, 04/01/20.....................................  2,700    2,850,525
    5.000%, 08/01/20..................................... 18,500   19,720,260
    5.000%, 10/01/21.....................................  8,000    8,786,320
Commonwealth of Massachusetts (GO) (AMBAC) Series D
    5.500%, 10/01/19.....................................  6,970    7,292,014
Commonwealth of Massachusetts (GO) (AGM) Series B
    5.250%, 09/01/21.....................................  2,405    2,653,292
Massachusetts Bay Transportation Authority (RB) Series A
    5.250%, 07/01/19.....................................  3,115    3,220,599

                                                                   FACE
                                                                  AMOUNT    VALUE+
                                                                  ------ ------------
                                                                  (000)
                                                                  ------
MASSACHUSETTS -- (Continued)
Massachusetts Clean Water Trust (The) (RB)
            5.000%, 08/01/20.....................................  5,830 $  6,214,547
Massachusetts Development Finance Agency (RB) Series A
(currency)  5.750%, 07/01/39 (Pre-refunded @ $100, 7/1/19).......  9,990   10,374,715
Massachusetts Health & Educational Facilities Authority (RB)
(currency)  5.000%, 07/01/39 (Pre-refunded @ $100, 7/1/19).......  4,160    4,291,997
Massachusetts Water Resources Authority (RB) (AGM) Series J
            5.250%, 08/01/18..................................... 18,000   18,000,000
Town of Lexington (BAN)
            3.000%, 02/15/19..................................... 10,555   10,643,556
Town of Plymouth (BAN) Series B
            3.000%, 06/14/19.....................................  7,209    7,295,724
Town of Westborough (BAN)
            2.500%, 08/10/18.....................................  2,000    2,000,540
                                                                         ------------
TOTAL MASSACHUSETTS.....................................................  216,582,276
                                                                         ------------
MICHIGAN -- (1.1%)
Michigan Finance Authority (RB) Series A
            5.000%, 01/01/19.....................................  7,110    7,216,650
Michigan State (GO)
            5.000%, 11/01/19..................................... 13,000   13,559,780
Michigan State Building Authority (RB) Series I
(currency)  6.000%, 10/15/38 (Pre-refunded @ $100, 10/15/18).....  2,740    2,766,194
Michigan State Trunk Line Revenue (RB)
            5.000%, 11/15/18.....................................  3,600    3,638,124
                                                                         ------------
TOTAL MICHIGAN...................................................          27,180,748
                                                                         ------------
MINNESOTA -- (3.6%)
Bloomington Independent School District No. 271 (GO) (SD CRED PROG)
  Series A
            5.000%, 02/01/21.....................................  1,290    1,392,336
Chaska Independent School District No. 112 (GO) (SD CRED PROG) Series A
            5.000%, 02/01/21.....................................    590      636,651

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ -----------
                                                                  (000)
                                                                  ------
MINNESOTA -- (Continued)
City of Minneapolis (GO)
            2.000%, 12/01/18.....................................  5,085 $ 5,095,475
            2.000%, 12/01/19.....................................  3,690   3,713,210
City of Minneapolis (RB) Series A
(currency)  6.750%, 11/15/32 (Pre-refunded @ $100, 11/15/18).....  6,500   6,601,205
City of State Cloud (RB) Series A
(currency)  5.125%, 05/01/30 (Pre-refunded @ $100, 5/1/20).......    950   1,005,585
Elk River Independent School District No. 728 (GO) (SD CRED
  PROG) Series C
            5.000%, 02/01/20.....................................  5,000   5,250,500
            5.000%, 02/01/21.....................................  2,000   2,156,100
Elk River Independent School District No. 728 (GO) (SD CRED
  PROG) Series A
            5.000%, 02/01/21.....................................  1,000   1,078,050
Hennepin County (GO) Series B
            5.000%, 12/01/21.....................................    650     718,042
Hennepin County Sales Tax Revenue (RB)
            5.000%, 12/15/19.....................................    345     361,253
Housing & Redevelopment Authority of The City of State Paul
  Minnesota (RB) Series A1
(currency)  5.250%, 11/15/29 (Pre-refunded @ $100, 11/15/19).....    660     690,268
Lakeville Independent School District No. 194 (GO) (SD CRED
  PROG) Series D
            5.000%, 02/01/19.....................................  4,425   4,503,676
Minnesota State (GO) Series B
            5.000%, 08/01/18.....................................  7,600   7,600,000
            5.000%, 08/01/19.....................................  4,425   4,579,078
            4.000%, 08/01/20.....................................  8,800   9,208,232
Minnesota State (GO) Series D
            5.000%, 08/01/18.....................................  5,000   5,000,000
            5.000%, 08/01/19..................................... 19,750  20,437,695
            5.000%, 08/01/20.....................................    740     788,810
            5.000%, 08/01/21.....................................  7,230   7,904,342
Minnesota State (GO) Series F
            5.000%, 10/01/18.....................................    650     653,933

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ -----------
                                                                  (000)
                                                                  ------
MINNESOTA -- (Continued)
Minnesota State (GO) Series E
            2.000%, 08/01/19.....................................    725 $   728,792
Minnesota State (GO) (ETM) Series D
            5.000%, 08/01/20.....................................     10      10,635
Watertown-Mayer Independent School District No. 111 (GO) (SD
  CRED PROG) Series B
            4.000%, 02/01/20.....................................  1,610   1,667,429
                                                                         -----------
TOTAL MINNESOTA..................................................         91,781,297
                                                                         -----------
MISSISSIPPI -- (0.1%)
Mississippi State (GO) Series C
            5.000%, 10/01/18.....................................  2,800   2,816,800
                                                                         -----------
MISSOURI -- (1.2%)
Clayton School District (GO)
            5.000%, 03/01/20.....................................  3,115   3,283,615
Health & Educational Facilities Authority of the State of
  Missouri (RB) (AGM) Series 2003A-
(currency)  5.500%, 11/15/23 (Pre-refunded @ $100, 11/15/18)..... 10,000  10,118,700
(currency)  5.500%, 11/15/28 (Pre-refunded @ $100, 11/15/18)..... 10,000  10,118,700
Jackson County Reorganized School District No. 7 (GO)
            3.000%, 03/01/21.....................................  2,375   2,443,495
Missouri State (GO) Series A
            5.000%, 12/01/20.....................................  4,515   4,858,230
                                                                         -----------
TOTAL MISSOURI...................................................         30,822,740
                                                                         -----------
NEBRASKA -- (0.2%)
Lancaster County School District 001 (GO)
            5.000%, 01/15/21.....................................  1,620   1,747,883
Metropolitan Utilities District of Omaha (RB)
            5.000%, 12/01/20.....................................  4,340   4,666,845
                                                                         -----------
TOTAL NEBRASKA...................................................          6,414,728
                                                                         -----------
NEVADA -- (0.4%)
City of Henderson NV (GO)
            5.000%, 06/01/19.....................................  5,295   5,447,761
Clark County School District (GO) Series A
            5.000%, 06/15/19.....................................  1,000   1,029,130

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ -----------
                                                                  (000)
                                                                  ------
NEVADA -- (Continued)
Clark County Water Reclamation District (GO) Series A
(currency)  5.250%, 07/01/34 (Pre-refunded @ $100, 7/1/19)        2,905  $ 3,003,741
Washoe County School District (GO) Series A
            3.000%, 06/01/19.....................................  1,125   1,138,207
TOTAL NEVADA.....................................................         10,618,839
NEW HAMPSHIRE -- (0.1%)
City of Nashua (GO)
            4.000%, 07/15/21.....................................  1,720   1,830,372
NEW JERSEY -- (2.4%)
City of Jersey City (BAN) Series C
            3.000%, 06/20/19..................................... 15,000  15,189,150
Middlesex County (BAN)
            3.000%, 06/11/19..................................... 10,000  10,118,300
Monmouth County (GO)
            5.000%, 07/15/20.....................................  4,540   4,831,060
            5.000%, 07/15/21.....................................  3,770   4,118,800
New Jersey Educational Facilities Authority (RB) Series E
(currency)  6.250%, 07/01/37 (Pre-refunded @ $100, 7/1/19)        3,000    3,129,090
Sussex County (BAN)
            3.000%, 06/24/19..................................... 10,000  10,125,900
Town of Dover (BAN)
            3.000%, 05/31/19.....................................  3,000   3,035,340
Union County (BAN)
            3.000%, 06/21/19..................................... 10,000  10,126,500
TOTAL NEW JERSEY.................................................         60,674,140
NEW MEXICO -- (0.8%)
Bernalillo County (GO)
            5.000%, 08/15/19.....................................  4,505   4,667,180
New Mexico State (GO)
            5.000%, 03/01/19.....................................  1,500   1,531,185
New Mexico State (GO) Series B
            5.000%, 03/01/20.....................................  3,775   3,973,867
New Mexico State (GO) (ETM)
            5.000%, 03/01/21.....................................  4,000   4,322,320
New Mexico State Severance Tax Permanent Fund (RB) Series A
            5.000%, 07/01/19.....................................  6,500   6,708,650
TOTAL NEW MEXICO.................................................         21,203,202

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
                                                          ------
NEW YORK -- (7.1%)
Amityville Union Free School District (BAN) (ST AID
  WITHHLDG)
    2.750%, 06/21/19.....................................  3,250 $ 3,281,688
Brewster Central School District (GO) (ST AID WITHHLDG)
    2.000%, 10/01/19.....................................  1,160   1,167,598
Broome County (BAN) Series A
    3.000%, 05/03/19.....................................  5,690   5,748,209
City of New York (GO) Series C
    5.000%, 08/01/18.....................................  6,265   6,265,000
City of New York (GO)
    5.000%, 03/01/19.....................................  4,685   4,781,839
City of New York (GO) Series J
    5.000%, 08/01/19.....................................  7,985   8,260,562
City of New York (GO) Series G
    5.000%, 08/01/19..................................... 15,310  15,838,348
    5.000%, 08/01/21.....................................  5,915   6,468,526
City of New York (GO) Series E
    5.000%, 08/01/19..................................... 10,000  10,345,100
    5.000%, 08/01/21.....................................  1,500   1,640,370
City of New York (GO) Series J7-
    5.000%, 08/01/20.....................................  5,000   5,329,800
City of New York (GO) Series F
    5.000%, 08/01/21.....................................  1,000   1,093,580
City of New York (GO) (ETM)
    5.000%, 03/01/19.....................................  5,420   5,533,332
City of New York
    4.000%, 08/01/20.....................................  1,400   1,464,946
City of Rochester (BAN) Series 3
    2.500%, 08/02/18..................................... 17,550  17,550,526
City of Rochester (BAN) Series III
    2.000%, 08/08/19.....................................  5,600   5,623,184
Columbia County (GO) (AGM) Series A
    2.000%, 02/01/19.....................................    500     501,405
East Hampton Union Free School District (GO) (ST AID WITHHLDG)
    5.000%, 06/01/19.....................................    235     241,996
Hilton Central School District (GO) (ST AID WITHHLDG)
    2.000%, 06/15/21.....................................    685     686,514

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ -----------
                                                                  (000)
                                                                  ------
NEW YORK -- (Continued)
Lancaster Central School District (BAN) (ST AID WITHHLDG)
            3.000%, 06/13/19..................................... 13,900 $14,063,047
Metropolitan Transportation Authority (RB) (ETM) Series A
            5.000%, 11/15/21.....................................     85      93,840
Metropolitan Transportation Authority (RB) Series A
            5.000%, 11/15/21.....................................    515     566,129
Nassau County (BAN) Series B
            5.000%, 12/14/18.....................................  2,000   2,026,780
New York State Dormitory Authority (RB) Series A
            5.000%, 12/15/18.....................................  5,395   5,467,832
            5.000%, 12/15/21.....................................  3,545   3,912,971
(currency)  5.500%, 07/01/25 (Pre-refunded @ $100, 7/1/20).......    500     535,330
(currency)  5.000%, 07/01/39 (Pre-refunded @ $100, 7/1/19).......  6,125   6,319,897
New York State Dormitory Authority (RB) Series E
            5.000%, 02/15/19.....................................    875     892,045
            5.000%, 03/15/20.....................................    500     527,310
            5.000%, 03/15/21.....................................  2,000   2,166,200
New York State Dormitory Authority (RB) Series C
            5.000%, 03/15/19.....................................    700     715,694
New York State Dormitory Authority (RB) Series B-
            5.000%, 02/15/20..................................... 15,000  15,780,150
New York State Dormitory Authority (RB) Series A-
            5.000%, 03/15/21.....................................  1,795   1,942,244
New York State Dormitory Authority (RB) Series B
            5.000%, 02/15/22.....................................  4,000   4,426,440
New York State Dormitory Authority (RB)
(currency)  6.125%, 12/01/29 (Pre-refunded @ $100, 12/1/18)......    600     609,540
(currency)  6.250%, 12/01/37 (Pre-refunded @ $100, 12/1/18)......    450     457,340
New York State Urban Development Corp. (RB) Series C
            5.000%, 12/15/18.....................................    250     253,375

                                                                   FACE
                                                                  AMOUNT    VALUE+
                                                                  ------ ------------
                                                                  (000)
                                                                  ------
NEW YORK -- (Continued)
New York State Urban Development Corp. (RB) Series A
            5.000%, 03/15/20.....................................    550 $    580,041
Town of Brookhaven (GO) Series A
            3.000%, 02/01/19.....................................  5,080    5,122,418
Triborough Bridge & Tunnel Authority (RB) Series B
            4.000%, 11/15/18..................................... 11,860   11,952,627
            5.000%, 11/15/19.....................................  1,000    1,045,570
Triborough Bridge & Tunnel Authority (RB) Series A-1
            5.000%, 11/15/19.....................................    500      522,785
                                                                         ------------
TOTAL NEW YORK...................................................         181,802,128
                                                                         ------------
NORTH CAROLINA -- (2.1%)
City of Charlotte Water & Sewer System Revenue (RB)
            5.000%, 07/01/19..................................... 10,555   10,896,771
Davie County (GO)
            5.000%, 05/01/20.....................................  1,595    1,687,462
North Carolina Medical Care Commission (RB) Series D
(currency)  6.250%, 12/01/33 (Pre-refunded @ $100, 12/1/18)...... 15,455   15,700,425
North Carolina State (GO) Series A
            5.000%, 03/01/19.....................................  5,000    5,104,850
North Carolina State (GO) Series E
            5.000%, 05/01/19.....................................  1,500    1,539,975
North Carolina Turnpike Authority (RB) (AGC) Series A
(currency)  5.500%, 01/01/29 (Pre-refunded @ $100, 1/1/19).......  4,275    4,347,376
Wake County (GO)
            5.000%, 03/01/19.....................................  7,225    7,376,508
Wake County (GO) Series A
            5.000%, 02/01/20.....................................  4,500    4,728,870
Wake County (GO) Series B
            5.000%, 02/01/20.....................................  2,475    2,600,879
                                                                         ------------
TOTAL NORTH CAROLINA.............................................          53,983,116
                                                                         ------------
OHIO -- (4.3%)
City of Columbus (GO) Series A
            5.000%, 02/15/19..................................... 10,000   10,193,200
            3.000%, 07/01/21..................................... 12,830   13,265,065

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------ ------------
                                                          (000)
                                                          ------
OHIO -- (Continued)
City of Columbus (GO) Series 1
    5.000%, 07/01/20..................................... 10,000 $ 10,632,300
Ohio State (GO) Series C
    5.000%, 09/15/18.....................................  1,300    1,305,772
    5.000%, 09/15/19.....................................  5,005    5,198,093
Ohio State (GO) Series B
    5.000%, 08/01/19.....................................  7,270    7,521,687
    5.000%, 09/01/19.....................................  4,215    4,372,009
    5.000%, 08/01/20..................................... 10,000   10,653,500
    5.000%, 06/15/21.....................................  9,500   10,343,505
Ohio State (GO) Series R
    5.000%, 05/01/20..................................... 11,830   12,513,656
Ohio State (GO) Series A
    3.000%, 05/01/20.....................................  5,000    5,117,450
    5.000%, 05/01/20.....................................  7,000    7,404,530
Ohio State (GO) Series B-
    2.000%, 09/01/20.....................................  2,500    2,516,275
Ohio State (GO) Series T
    5.000%, 04/01/21.....................................  2,040    2,209,565
Ohio State (GO) Series A-
    5.000%, 09/15/21.....................................  2,335    2,558,389
    Ohio State Series Q
    5.000%, 05/01/20.....................................  1,635    1,729,487
Ohio State Water Development Authority (RB) Series A
    5.000%, 06/01/21.....................................  1,825    1,987,535
                                                                 ------------
TOTAL OHIO...............................................         109,522,018
                                                                 ------------
OKLAHOMA -- (0.5%)
Tulsa County Independent School District No. 1 Tulsa
  (GO) Series C
    2.000%, 07/01/19.....................................  8,610    8,648,142
Tulsa County Independent School District No. 1 Tulsa
  (GO) Series B
    2.000%, 08/01/20.....................................  5,000    5,026,400
                                                                 ------------
TOTAL OKLAHOMA...........................................          13,674,542
                                                                 ------------
OREGON -- (1.1%)
City of Portland Sewer System Revenue (RB) Series A
    5.000%, 06/01/19.....................................  2,140    2,201,910
Multnomah County (GO)
    5.000%, 08/01/19.....................................  4,580    4,739,476
Oregon State (GO) Series A
    5.000%, 05/01/19.....................................  3,000    3,079,020
Oregon State (GO) Series L
    5.000%, 11/01/19..................................... 11,515   12,016,708
Oregon State (GO) Series F
    3.000%, 05/01/20.....................................  6,585    6,746,596
                                                                 ------------
TOTAL OREGON.............................................          28,783,710
                                                                 ------------

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ -----------
                                                                  (000)
                                                                  ------
PENNSYLVANIA -- (3.2%)
City of Philadelphia (GO) (AGM) Series A
(currency)  5.250%, 12/15/32 (Pre-refunded @ $100, 12/15/18).....  7,290 $ 7,395,341
Commonwealth of Pennsylvania (GO) Series
            5.000%, 11/15/18..................................... 10,645  10,756,240
Commonwealth of Pennsylvania (GO) Series A
            5.000%, 02/15/19.....................................  5,010   5,104,338
Commonwealth of Pennsylvania (GO) Series REF
            5.000%, 07/01/19.....................................  7,655   7,888,631
            5.000%, 07/01/22.....................................  2,000   2,204,920
Commonwealth of Pennsylvania (GO) Series 2
            5.000%, 10/15/19.....................................  2,250   2,338,785
Commonwealth of Pennsylvania (GO) Series 1
            5.000%, 04/01/20.....................................  8,500   8,945,145
Montgomery County Industrial Development Authority (RB) (FHA INS)
(currency)  5.375%, 08/01/38 (Pre-refunded @ $100, 8/1/20)....... 10,000  10,728,900
Pennsylvania Economic Development Financing Authority (RB)
  Series A
            5.000%, 07/01/19..................................... 23,650  24,407,036
University of Pittsburgh-of the Commonwealth System of Higher
  Education (RB) Series B-REMK
(currency)  5.250%, 09/15/34 (Pre-refunded @ $100, 9/15/19)......  3,330   3,466,164
                                                                         -----------
TOTAL PENNSYLVANIA...............................................         83,235,500
                                                                         -----------
RHODE ISLAND -- (0.2%)
Rhode Island State (GO) Series A
            5.000%, 08/01/19.....................................  4,700   4,861,727
                                                                         -----------
SOUTH CAROLINA -- (4.5%)
Aiken County Consolidated School District (GO) (SCSDE) Series A
            5.000%, 03/01/20.....................................  3,000   3,158,040

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ -----------
                                                                  (000)
                                                                  ------
SOUTH CAROLINA -- (Continued)
Charleston County School District (GO) (SCSDE) Series A
            5.000%, 02/01/19.....................................  7,595 $ 7,728,064
Darlington County School District (GO) (SCSDE)
            3.000%, 03/01/19.....................................  3,000   3,027,990
Dorchester County School District No. 2 (GO) (SCSDE) Series A
            5.000%, 03/01/21.....................................  1,885   2,037,892
Florence County (GO) (ST AID WITHHLDG)
            4.000%, 06/01/19..................................... 15,000  15,313,200
            4.000%, 06/01/20.....................................  2,475   2,580,311
Florence School District One (GO) (SCSDE)
            5.000%, 03/01/19.....................................  3,730   3,806,652
Georgetown County School District (BAN) (SCSDE)
            3.000%, 06/20/19..................................... 12,625  12,784,201
Lexington & Richland School District No. 5 (GO) (SCSDE) Series B
            5.000%, 03/01/21.....................................  1,660   1,795,954
Richland County (BAN) (ST AID WITHHLDG)
            3.000%, 02/27/19..................................... 12,500  12,607,125
Richland County School District No. 2 (GO) (SCSDE) Series C
            5.000%, 02/01/19.....................................  5,740   5,841,426
Richland County School District No. 2 (GO) (SCSDE) Series A
            5.000%, 02/01/20.....................................  5,520   5,796,552
            5.000%, 02/01/21.....................................  7,000   7,551,740
Richland County School District No. 2 (GO) (SCSDE)
            5.000%, 03/01/20.....................................    910     957,939
South Carolina Jobs-Economic Dev. Authority (RB) Series A
(currency)  6.250%, 04/01/35 (Pre-refunded @ $100, 4/1/20).......  2,180   2,341,996
(currency)  6.500%, 04/01/42 (Pre-refunded @ $100, 4/1/20).......  2,000   2,156,780
South Carolina State (GO) (ST AID WITHHLDG) Series A
            5.000%, 10/01/19.....................................  4,530   4,712,695

                                                                   FACE
                                                                  AMOUNT    VALUE+
                                                                  ------ ------------
                                                                  (000)
                                                                  ------
SOUTH CAROLINA -- (Continued)
South Carolina State (GO) Series A
            5.000%, 06/01/20.....................................  8,945 $  9,489,661
South Carolina Transportation Infrastructure Bank (RB) Series A
(currency)  5.250%, 10/01/40 (Pre-refunded @ $100, 10/1/19)......  2,690    2,802,388
Spartanburg County School District No. 6 (BAN)
            5.000%, 09/27/18..................................... 10,000   10,058,000
                                                                         ------------
TOTAL SOUTH CAROLINA.............................................         116,548,606
                                                                         ------------
TENNESSEE -- (2.5%)
City of Chattanooga (GO) Series A
            4.000%, 09/01/18.....................................  9,160    9,180,060
City of Memphis (GO) (NATL)
            5.250%, 10/01/18.....................................  4,000    4,025,880
City of Memphis (GO) Series D
            5.000%, 07/01/19.....................................  4,180    4,313,426
City of Memphis (GO) Series A
            5.000%, 04/01/21.....................................  4,550    4,929,424
Hamilton County (GO) Series A
            5.000%, 05/01/21.....................................  3,895    4,234,099
Metropolitan Government of Nashville & Davidson County (GO)
            5.000%, 07/01/21.....................................  9,055    9,876,560
Metropolitan Government of Nashville & Davidson County (GO)
  Series A
(currency)  5.000%, 07/01/25 (Pre-refunded @ $100, 7/1/20).......    525      558,096
Metropolitan Government of Nashville & Davidson County Electric
  Revenue (RB) Series A
            5.000%, 05/15/20.....................................  2,000    2,118,860
Shelby County (GO) Series A
            5.000%, 04/01/20..................................... 18,135   19,142,943
            5.000%, 03/01/21.....................................  2,550    2,760,197
Tennessee State (GO) Series A
            5.000%, 08/01/19.....................................  2,000    2,070,040
                                                                         ------------
TOTAL TENNESSEE..................................................          63,209,585
                                                                         ------------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ -----------
                                                                  (000)
                                                                  ------
TEXAS -- (12.2%)
Austin Independent School District (GO)
(currency)  4.500%, 08/01/25 (Pre-refunded @ $100, 8/1/19).......  3,340 $ 3,438,797
Bexar County Health Facilities Dev. Corp. (RB)
(currency)  6.200%, 07/01/45 (Pre-refunded @ $100, 7/1/20).......  3,030   3,277,248
City of Allen (GO)
            5.000%, 08/15/21.....................................  1,840   2,012,058
City of Dallas (GO)
            5.000%, 02/15/19.....................................  8,400   8,558,172
            5.000%, 02/15/21.....................................  1,500   1,612,275
City of Fort Worth Water & Sewer System (RB)
            5.000%, 02/15/19.....................................    830     845,944
City of Frisco (GO) Series A
            5.000%, 02/15/21.....................................  4,825   5,201,061
City of Houston (RAN)
            5.000%, 06/28/19..................................... 30,000  30,929,400
City of Houston (GO)
(currency)  5.000%, 03/01/26 (Pre-refunded @ $100, 3/1/19).......  3,405   3,473,985
City of Houston Combined Utility System Revenue (RB) (AGC)
(currency)  5.375%, 11/15/38 (Pre-refunded @ $100, 5/15/19)       25,155  25,907,386
City of San Antonio (GO)
            5.000%, 02/01/20.....................................  7,350   7,722,719
City of San Antonio Electric & Gas Systems Revenue (RB) Series D
            5.000%, 02/01/19.....................................    700     712,516
City of San Antonio Electric & Gas Systems Revenue (RB) Series A
(currency)  5.000%, 02/01/34 (Pre-refunded @ $100, 2/1/19).......  4,750   4,833,220
City of Waco (GO)
            5.000%, 02/01/20.....................................  5,765   6,056,478
Conroe Independent School District (GO) (PSF-GTD) Series A
            4.000%, 02/15/21.....................................  1,940   2,046,331
Dallas County Community College District (GO)
            5.000%, 02/15/20..................................... 11,975  12,597,820

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ -----------
                                                                  (000)
                                                                  ------
TEXAS -- (Continued)
Fort Worth Independent School District
            5.000%, 02/15/20.....................................  2,495 $ 2,621,646
Harris County (GO) Series A
            5.000%, 10/01/19.....................................  5,640   5,869,492
Houston Higher Education Finance Corp. (RB) Series A
(currency)  6.875%, 05/15/41 (Pre-refunded @ $100, 5/15/21)......  6,000   6,804,300
Humble Independent School District (GO) Series C
            5.000%, 02/15/19.....................................  1,200   1,223,052
Humble Independent School District (GO) (PSF-GTD) Series B
            5.000%, 02/15/20.....................................  4,000   4,203,040
Lewisville Independent School District (GO) (PSF-GTD)
            3.000%, 08/15/19.....................................  6,000   6,095,280
Longview Independent School District (GO) (PSF-GTD)
(currency)  4.750%, 02/15/36 (Pre-refunded @ $100, 8/15/18)...... 14,815  14,833,667
North East Independent School District (GO) (PSF-GTD)
            5.000%, 08/01/18..................................... 10,125  10,125,000
Plano Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/19..................................... 18,185  18,543,245
San Antonio Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/20.....................................  7,000   7,355,320
Southwest Higher Education Authority Inc. (RB)
(currency)  5.000%, 10/01/23 (Pre-refunded @ $100, 10/1/19)......  2,740   2,849,847
Texas State (RN)
            4.000%, 08/30/18..................................... 60,000  60,132,000
Texas State (GO)
            5.000%, 04/01/19.....................................  4,350   4,454,487
            5.000%, 10/01/20.....................................  3,825   4,090,302
            5.000%, 10/01/23.....................................  1,425   1,628,447
Texas State (GO) Series A
            5.000%, 10/01/21.....................................  2,200   2,411,244
Texas Tech University (RB) Series A
            5.000%, 08/15/19.....................................  3,025   3,132,781

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                   FACE
                                                                  AMOUNT    VALUE+
                                                                  ------ ------------
                                                                  (000)
                                                                  ------
TEXAS -- (Continued)
Texas Transportation Commission State Highway Fund (RB) Series A
            5.000%, 04/01/19.....................................  5,110 $  5,230,698
            5.000%, 10/01/19.....................................  4,000    4,161,320
            5.000%, 10/01/20..................................... 12,500   13,364,125
University of Texas System (The) (RB) Series A
            5.250%, 08/15/18.....................................    750      751,080
University of Texas System (The) (RB) Series C
            5.000%, 08/15/19.....................................  7,975    8,257,475
University of Texas System (The) (RB) Series D
(currency)  5.000%, 08/15/23 (Pre-refunded @ $100, 8/15/19)......  6,635    6,872,798
                                                                         ------------
TOTAL TEXAS......................................................         314,236,056
                                                                         ------------
UTAH -- (1.4%)
Alpine School District (GO) (SCH BD GTY)
            5.000%, 03/15/21.....................................    940    1,018,622
Jordan School District (GO) (SCH BD GTY)
            5.000%, 06/15/19..................................... 16,420   16,921,467
Utah State (GO) Series C
            4.500%, 07/01/19.....................................  6,675    6,859,096
Utah State (GO)
            5.000%, 07/01/22.....................................  9,690   10,841,075
                                                                         ------------
TOTAL UTAH.......................................................          35,640,260
                                                                         ------------
VIRGINIA -- (6.5%)
Arlington County (GO) (ST AID WITHHLDG)
            4.000%, 08/15/21.....................................  2,125    2,264,464
Chesterfield County (GO) Series A
            5.000%, 01/01/19.....................................  3,575    3,628,482
City of Hampton (GO) (ST AID WITHHLDG) Series B
            5.000%, 09/01/21.....................................  2,700    2,959,443
City of Norfolk (GO) (ST AID WITHHLDG) Series C
            5.000%, 10/01/19.....................................  2,500    2,600,225
City of Richmond (GO) (ST AID WITHHLDG) Series A
            5.000%, 03/01/20.....................................  1,000    1,052,360
Commonwealth of Virginia (GO) Series B
            5.000%, 06/01/19..................................... 10,250   10,550,837
            5.000%, 06/01/19.....................................  5,705    5,872,442
Fairfax County (GO) (ST AID WITHHLDG) Series B
            5.000%, 10/01/18..................................... 10,000   10,060,700

                                                                   FACE
                                                                  AMOUNT    VALUE+
                                                                  ------ ------------
                                                                  (000)
                                                                  ------
VIRGINIA -- (Continued)
            4.000%, 04/01/19.....................................  7,000 $  7,119,280
Fairfax County (GO) (ST AID WITHHLDG) Series A
            3.000%, 10/01/18.....................................  2,855    2,863,022
            4.000%, 10/01/18.....................................  8,880    8,919,427
            5.000%, 04/01/19.....................................  1,000    1,023,620
            4.000%, 10/01/19..................................... 12,300   12,654,732
            4.000%, 10/01/20..................................... 15,530   16,295,629
Henrico County (GO)
            5.000%, 07/15/19.....................................  5,460    5,642,692
Henrico County (GO) (ST AID WITHHLDG)
            5.000%, 08/01/19.....................................  2,345    2,426,653
Loudoun County (GO) Series A
            5.000%, 12/01/19.....................................  3,105    3,247,147
University of Virginia (RB) Series B
            5.000%, 08/01/21..................................... 15,000   16,408,200
Virginia Public Building Authority (RB) Series A
            5.000%, 08/01/18.....................................  8,370    8,370,000
Virginia Public School Authority (RB) (ST AID WITHHLDG)
            5.000%, 07/15/19.....................................  4,080    4,215,742
Virginia Public School Authority (RB) (ST AID WITHHLDG) Series B
            5.000%, 08/01/19..................................... 15,580   16,119,380
Virginia Resources Authority (RB) Series B
            4.000%, 10/01/19.....................................  4,875    5,016,180
Virginia Resources Authority (RB)
(currency)  5.000%, 10/01/22 (Pre-refunded @ $100, 10/1/18)......  7,935    7,984,752
(currency)  5.000%, 10/01/27 (Pre-refunded @ $100, 10/1/18)......  4,940    4,970,974
(currency)  5.000%, 10/01/28 (Pre-refunded @ $100, 10/1/18)......  6,230    6,269,062
                                                                         ------------
TOTAL VIRGINIA...................................................         168,535,445
                                                                         ------------
WASHINGTON -- (3.8%)
City of Seattle Drainage & Wastewater Revenue (RB)
            5.000%, 04/01/21.....................................  3,000    3,252,630

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ -----------
                                                                  (000)
                                                                  ------
WASHINGTON -- (Continued)
City of Seattle Municipal Light & Power Revenue (RB) (BHAC-CR)
(currency)  5.750%, 04/01/29 (Pre-refunded @ $100, 4/1/19)....... 10,000 $10,286,200
City of Seattle Water System Revenue (RB)
            5.000%, 09/01/19.....................................  3,890   4,036,614
King & Snohomich Countries School District No. 417
            4.000%, 12/01/19.....................................  1,330   1,373,438
King County (GO)
            5.000%, 12/01/18.....................................  9,420   9,533,134
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
  Series A
            5.000%, 12/01/18.....................................    400     404,828
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
            5.000%, 12/01/18.....................................  1,240   1,254,967
King County School District No. 414 Lake Washington
            5.000%, 12/01/19.....................................  4,815   5,035,431
King County Sewer Revenue (RB)
            5.000%, 07/01/19.....................................  1,755   1,811,177
Snohomish County Public Utility District No. 1 (RB)
            5.000%, 12/01/18.....................................  3,190   3,228,089
            5.000%, 12/01/19.....................................  5,810   6,075,982
Snohomish County School District No. 201 Snohomish (GO) (SCH BD
  GTY)
            5.000%, 12/01/21.....................................  4,000   4,399,600
Snohomish County School District No. 6 Mukilteo (GO) (SCH BD GTY)
            5.000%, 12/01/18.....................................    500     506,020
Spokane County School District No. 81 Spokane (GO) (SCH BD GTY)
  Series A
            5.000%, 12/01/18.....................................  7,375   7,464,016
Washington Health Care Facilities Authority (RB)
(currency)  7.375%, 03/01/38 (Pre-refunded @ $100, 3/1/19).......    800     827,144
(currency)  5.625%, 10/01/38 (Pre-refunded @ $100, 10/1/19)......  9,965  10,436,145

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ -----------
                                                                  (000)
                                                                  ------
WASHINGTON -- (Continued)
Washington State (GO) Series 2010A
            5.000%, 08/01/18.....................................  4,500 $ 4,500,000
Washington State (GO) Series E
            5.000%, 02/01/19.....................................  4,080   4,153,562
Washington State (GO) Series D
            5.000%, 02/01/19.....................................  1,710   1,740,831
Washington State (GO) Series B
            5.000%, 07/01/20.....................................  5,000   5,315,200
Washington State (GO) Series C
            5.000%, 07/01/20.....................................  3,650   3,880,096
Washington State (GO) Series 2013A
            5.000%, 08/01/21.....................................  4,245   4,643,521
Washington State (GO) Series A
            5.000%, 08/01/21.....................................  1,500   1,640,820
Washington State (GO) Series R-2017A
            5.000%, 08/01/22.....................................  2,500   2,794,900
                                                                         -----------
TOTAL WASHINGTON.................................................         98,594,345
                                                                         -----------
WEST VIRGINIA -- (0.4%)
West Virginia State (GO) Series A
            5.000%, 06/01/21.....................................  9,620  10,471,178
                                                                         -----------
WISCONSIN -- (3.4%)
City of Milwaukee (GO) Series N2
            5.000%, 05/01/19..................................... 10,010  10,272,162
            5.000%, 04/01/20.....................................  5,860   6,183,765
Wisconsin Health & Educational Facilities Authority (RB) Series A
(currency)  5.250%, 12/01/35 (Pre-refunded @ $100, 12/3/18)......  1,980   2,005,700
Wisconsin State (GO) (AMBAC) Series 1
            5.000%, 05/01/19.....................................  6,320   6,486,469
Wisconsin State (GO) Series A
            5.000%, 05/01/19.....................................  8,440   8,662,310
Wisconsin State (GO) Series 1
            5.000%, 05/01/19.....................................  9,230   9,473,118
            5.000%, 05/01/20.....................................  3,235   3,423,698
Wisconsin State (GO) Series B
            5.000%, 05/01/19.....................................  4,620   4,741,691

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT     VALUE+
                                                             ------ --------------
                                                             (000)
                                                             ------
WISCONSIN -- (Continued)
    5.000%, 05/01/20........................................ 11,930 $   12,625,877
    5.000%, 05/01/21........................................  9,655     10,490,061
Wisconsin State (GO) Series 2
    5.000%, 11/01/19........................................  4,000      4,172,240
    5.000%, 11/01/21........................................  6,160      6,774,768
    5.000%, 11/01/22........................................  3,000      3,373,740
Wisconsin State (GO) (ETM) Series 1
    5.000%, 05/01/20........................................    120        126,764
                                                                    --------------
TOTAL WISCONSIN.............................................            88,812,363
                                                                    --------------
TOTAL MUNICIPAL BONDS.......................................         2,557,454,315
                                                                    --------------

                                                                        FACE
                                                                       AMOUNT        VALUE+
                                                                       ------    --------------
COMMERCIAL PAPER -- (0.7%)
  University of Michigan 1.300%....................................... 17,385    $   17,386,913
                                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $2,579,052,700)^^...................................................           $2,574,841,228
                                                                                 ==============

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------
                               LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                               ------- -------------- ------- --------------
Municipal Bonds...............   --    $2,557,454,315   --    $2,557,454,315
Commercial Paper..............   --        17,386,913   --        17,386,913
                                 --    --------------   --    --------------
TOTAL.........................   --    $2,574,841,228   --    $2,574,841,228
                                 ==    ==============   ==    ==============

                DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
MUNICIPAL BONDS -- (100.0%)
ALABAMA -- (0.5%)
Alabama State (GO) Series A
    5.000%, 08/01/19..................................... 3,995  $ 4,133,307
    5.000%, 08/01/21.....................................   250      273,317
Alabama State (GO) Series B
    5.000%, 11/01/19..................................... 1,000    1,042,810
Alabama State (GO) Series C
    5.000%, 08/01/24..................................... 3,000    3,478,680
                                                                 -----------
TOTAL ALABAMA............................................          8,928,114
                                                                 -----------
ALASKA -- (0.4%)
City of Anchorage (GO) Series B
    5.000%, 09/01/21..................................... 3,845    4,208,430
    5.000%, 09/01/23.....................................   200      228,326
City of Anchorage (GO) Series C
    5.000%, 09/01/24..................................... 2,765    3,201,621
                                                                 -----------
TOTAL ALASKA.............................................          7,638,377
                                                                 -----------
ARIZONA -- (0.2%)
City of Tucson (GO) Series 2012-C
    3.000%, 07/01/22..................................... 1,455    1,510,610
Maricopa County High School District No. 210-Phoenix (GO)
    3.000%, 07/01/23..................................... 1,810    1,887,378
                                                                 -----------
TOTAL ARIZONA............................................          3,397,988
                                                                 -----------
ARKANSAS -- (0.7%)
Arkansas State (GO)
    5.000%, 04/01/21..................................... 1,000    1,084,480
    5.000%, 06/15/21..................................... 3,750    4,088,437
    5.000%, 04/01/22..................................... 2,800    3,107,832
    4.250%, 06/01/23..................................... 3,325    3,672,629
                                                                 -----------
TOTAL ARKANSAS...........................................         11,953,378
                                                                 -----------
CALIFORNIA -- (1.7%)
California State (GO) Series B
    5.000%, 09/01/21.....................................   250      275,210
    5.000%, 09/01/25..................................... 9,000   10,695,690
California State (GO)
    5.000%, 11/01/24..................................... 1,175    1,379,497
    5.000%, 08/01/25.....................................   750      890,317
    5.000%, 08/01/26..................................... 8,000    9,614,960
    3.500%, 08/01/27.....................................   800      875,576
    5.000%, 11/01/27..................................... 5,580    6,802,411
                                                                 -----------
TOTAL CALIFORNIA                                                  30,533,661
                                                                 -----------

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
COLORADO -- (1.2%)
Adams & Arapahoe Joint School District 28J (GO) (ST AID
  WITHHLDG)
    5.000%, 12/01/21.....................................   425  $   468,184
Arapahoe County School District No. 5 (GO) (ST AID
  WITHHLDG)
    5.000%, 12/15/19..................................... 3,115    3,260,875
    5.000%, 12/15/19..................................... 5,705    5,972,165
Boulder Valley School District No. Re-2 Boulder (GO) (ST
  AID WITHHLDG) Series B
    4.000%, 12/01/24..................................... 2,185    2,417,550
Denver City & County School District No. 1 (GO) (NATL ST
  AID WITHHLDG) Series A
    5.250%, 12/01/21..................................... 2,490    2,763,028
Denver City & County School District No. 1 (GO) (ST AID
  WITHHLDG) Series C
    3.000%, 12/01/23..................................... 1,540    1,613,489
Platte River Power Authority (RB) Series JJ
    5.000%, 06/01/23..................................... 4,425    5,009,233
                                                                 -----------
TOTAL COLORADO...........................................         21,504,524
                                                                 -----------
CONNECTICUT -- (0.3%)
City of Middletown (GO)
    4.000%, 04/01/22..................................... 1,350    1,456,812
Connecticut State (GO) Series A
    5.000%, 10/15/18..................................... 3,300    3,324,288
    5.000%, 10/15/19.....................................   600      622,506
                                                                 -----------
TOTAL CONNECTICUT........................................          5,403,606
                                                                 -----------
DELAWARE -- (0.5%)
Delaware State (GO) (ETM) Series B
    5.000%, 07/01/19.....................................   345      355,626
Delaware State (GO) Series B
    5.000%, 07/01/19..................................... 4,335    4,474,153
Delaware State (GO) Series A
    5.000%, 08/01/23..................................... 2,225    2,540,928
New Castle County (GO) Series B
    5.000%, 07/15/22.....................................   700      783,104
New Castle County (GO)
    5.000%, 10/01/23..................................... 1,000    1,146,990
                                                                 -----------
TOTAL DELAWARE...........................................          9,300,801
                                                                 -----------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
DISTRICT OF COLUMBIA -- (1.9%)
District of Columbia (GO) Series A
    5.000%, 06/01/20..................................... 3,445  $ 3,655,386
    5.000%, 06/01/20..................................... 6,000    6,366,420
    5.000%, 06/01/23..................................... 2,000    2,272,940
    5.000%, 06/01/25..................................... 1,500    1,756,680
District of Columbia (GO) Series B
    5.000%, 06/01/25..................................... 4,500    5,270,040
Washington Metropolitan Area Transit Authority (RB)
  Series B
    5.000%, 07/01/26..................................... 3,500    4,130,175
    5.000%, 07/01/27..................................... 8,100    9,666,135
                                                                 -----------
TOTAL DISTRICT OF COLUMBIA...............................         33,117,776
                                                                 -----------
FLORIDA -- (3.1%)
Board of Governors State University System of Florida
  (RB) Series A
    3.000%, 07/01/24..................................... 2,580    2,674,944
City of Jacksonville (RB)
    5.000%, 10/01/18.....................................   315      316,874
City of Tallahassee Energy System Revenue (RB)
    5.000%, 10/01/20.....................................   250      267,395
Florida State (GO)
    5.000%, 07/01/21..................................... 7,000    7,639,240
    5.000%, 07/01/24..................................... 5,000    5,796,350
Florida State (GO) (ST GTD) Series A
    5.000%, 06/01/27..................................... 6,565    7,892,640
Florida State Board of Education (GO) Series A
    5.000%, 06/01/19..................................... 2,860    2,943,226
    5.000%, 06/01/20..................................... 4,000    4,242,040
    5.000%, 06/01/23..................................... 1,300    1,481,909
    5.000%, 06/01/24..................................... 1,400    1,620,836
Florida State Board of Education (GO) Series C
    5.000%, 06/01/20..................................... 3,000    3,181,530
Florida State Board of Education (GO) Series B
    5.000%, 06/01/20..................................... 6,400    6,787,264
    5.000%, 06/01/23.....................................   350      398,976
Florida State Board of Education (GO) Series D
    5.000%, 06/01/22..................................... 1,000    1,115,160
Orlando Utilities Commission (RB) Series C
    5.250%, 10/01/22..................................... 1,745    1,973,438

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
FLORIDA -- (Continued)
Peace River Manasota Regional Water Supply Authority (RB)
    5.000%, 10/01/25.....................................  2,030 $ 2,366,716
Tampa Bay Water (RB)
    5.000%, 10/01/19.....................................    450     468,041
Tampa Bay Water (RB) Series A
    5.000%, 10/01/25.....................................  2,850   3,359,608
                                                                 -----------
TOTAL FLORIDA                                                     54,526,187
                                                                 -----------
GEORGIA -- (3.7%)
City of Atlanta (GO)
    5.000%, 12/01/19.....................................  5,875   6,144,780
City of Atlanta Water & Wastewater Revenue (RB) Series B
    5.000%, 11/01/19.....................................  1,700   1,772,352
Columbia County School District (GO) (ST AID WITHHLDG)
    5.000%, 04/01/20.....................................  1,700   1,794,214
DeKalb County Water & Sewerage Revenue (RB) Series B
    5.250%, 10/01/24.....................................  2,830   3,316,024
Georgia State (GO) Series I
    5.000%, 07/01/19.....................................  4,490   4,633,725
    5.000%, 07/01/20.....................................    900     957,087
Georgia State (GO) Series F
    5.000%, 12/01/19.....................................  6,000   6,273,900
Georgia State (GO) Series C
    5.000%, 10/01/21.....................................  3,060   3,358,779
Georgia State (GO) Series A
    5.000%, 02/01/22.....................................  2,730   3,017,960
    5.000%, 07/01/27.....................................  3,500   4,229,400
Georgia State (GO) Series C-1
    5.000%, 07/01/23..................................... 10,915  12,440,044
    5.000%, 07/01/26.....................................  9,200  10,980,384
Georgia State Series F
    5.000%, 01/01/27.....................................  2,000   2,399,060
Gwinnett County School District (GO)
    5.000%, 02/01/20.....................................  1,700   1,786,207
    5.000%, 02/01/20.....................................  1,585   1,665,375
                                                                 -----------
TOTAL GEORGIA                                                     64,769,291
                                                                 -----------
HAWAII -- (2.4%)
City & County of Honolulu (GO) Series B
    5.000%, 08/01/20.....................................  1,470   1,566,064
    5.000%, 10/01/23.....................................    200     228,764
    5.000%, 10/01/24.....................................  6,870   7,964,391
    5.000%, 10/01/25.....................................  4,925   5,791,406

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
HAWAII -- (Continued)
Hawaii State (GO) Series EH
    4.000%, 08/01/19.....................................  1,110 $ 1,137,472
Hawaii State (GO) Series EE
    5.000%, 11/01/20.....................................    515     552,894
Hawaii State (GO) Series EZ
    5.000%, 10/01/21.....................................  6,080   6,679,549
Hawaii State (GO) Series EA
    5.000%, 12/01/21.....................................    850     937,814
Hawaii State (GO) Series EF
    5.000%, 11/01/22.....................................  2,240   2,520,045
Hawaii State (GO) Series ET
    3.000%, 10/01/23.....................................  3,710   3,881,810
Hawaii State (GO) Series FT
    5.000%, 01/01/27..................................... 10,000  11,902,900
                                                                 -----------
TOTAL HAWAII                                                      43,163,109
                                                                 -----------
IOWA -- (0.1%)
Black County Hawk (GO) Series A
    5.000%, 06/01/19.....................................  1,200   1,234,920
                                                                 -----------
KANSAS -- (1.4%)
City of Lenexa (GO) Series A
    5.000%, 09/01/21.....................................    525     575,447
City of Wichita (GO) Series A
    5.000%, 12/01/19.....................................  3,000   3,135,720
Johnson County (GO) Series B
    3.000%, 09/01/22.....................................  2,260   2,353,519
Johnson County Unified School District No. 229 Blue
  Valley (GO) Series B
    5.000%, 10/01/23.....................................    445     508,769
Johnson County Unified School District No. 232 De Soto
  (GO) Series A
    5.000%, 09/01/20.....................................  2,550   2,720,187
Johnson County Unified School District No. 233 Olathe
  (GO) Series B
    5.000%, 09/01/23.....................................  4,380   5,002,617
Kansas State Department of Transportation (RB) Series B
    5.000%, 09/01/20.....................................  3,000   3,202,770
Kansas State Department of Transportation (RB) Series A
    5.000%, 09/01/21.....................................  3,250   3,558,197
Saline County Unified School District No. 305 Salina (GO)
    5.000%, 09/01/20.....................................  1,860   1,986,499

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
KANSAS -- (Continued)
Sedgwick County Unified School District No. 260 Derby
  (GO)
    5.000%, 10/01/21.....................................  1,325 $ 1,448,808
Wyandotte County-Kansas City Unified Government (GO)
  Series A
    3.000%, 08/01/18.....................................    580     580,000
                                                                 -----------
TOTAL KANSAS                                                      25,072,533
                                                                 -----------
KENTUCKY -- (0.8%)
Louisville & Jefferson County (GO) Series A
    5.000%, 12/01/22.....................................  5,645   6,344,020
Louisville Water Co. (RB) Series A
    4.000%, 11/15/21.....................................  1,215   1,297,486
Louisville/Jefferson County Metropolitan Government (GO)
    5.000%, 12/01/19.....................................  1,250   1,305,363
    5.000%, 12/01/20.....................................  5,155   5,546,883
                                                                 -----------
TOTAL KENTUCKY                                                    14,493,752
                                                                 -----------
LOUISIANA -- (1.4%)
Louisiana State (GO) Series A
    5.000%, 11/15/19.....................................  4,500   4,695,075
    5.000%, 02/01/24.....................................  2,000   2,278,460
Louisiana State (GO) Series D-1
    5.000%, 12/01/20.....................................  4,065   4,356,623
Louisiana State (GO) Series C
    5.000%, 07/15/22..................................... 12,765  14,172,214
                                                                 -----------
TOTAL LOUISIANA                                                   25,502,372
                                                                 -----------
MAINE -- (0.3%)
Maine State (GO) Series B
    5.000%, 06/01/20.....................................  3,000   3,183,210
    5.000%, 06/01/27.....................................  2,000   2,399,180
                                                                 -----------
TOTAL MAINE                                                        5,582,390
                                                                 -----------
MARYLAND -- (9.3%)
Anne County Arundel (GO)
    5.000%, 04/01/22.....................................  2,475   2,747,102
Baltimore County (GO)
    5.000%, 08/01/21.....................................  1,980   2,166,496
    5.000%, 02/01/22.....................................  2,100   2,321,508
    5.000%, 08/01/22.....................................    400     447,184
    3.000%, 11/01/24.....................................  1,000   1,048,820
    5.000%, 11/01/27.....................................  2,175   2,629,358
    5.000%, 03/01/28.....................................  4,000   4,851,000
Baltimore County (GO) Series B
    5.000%, 08/01/24.....................................  5,800   6,732,524

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
MARYLAND -- (Continued)
Carroll County (GO)
    4.000%, 11/01/18.....................................  2,890 $ 2,908,929
    5.000%, 11/01/19.....................................  2,300   2,398,762
    5.000%, 11/01/20.....................................  5,450   5,847,250
Charles County (GO) (ETM)
    5.000%, 03/01/19.....................................     10      10,203
Charles County (GO)
    5.000%, 03/01/19.....................................  1,990   2,031,372
City of Baltimore (GO) Series B
    5.000%, 10/15/19.....................................  7,330   7,633,609
    5.000%, 10/15/21.....................................  2,500   2,742,900
    5.000%, 10/15/22.....................................  8,060   9,036,711
Frederick County (GO) Series A
    5.000%, 08/01/27.....................................  4,725   5,696,838
Harford County (GO)
    5.000%, 09/15/19.....................................  1,545   1,605,131
Howard County (GO) Series D
    5.000%, 02/15/24.....................................  5,140   5,920,972
Maryland State (GO) Series C
    5.000%, 11/01/18.....................................  5,000   5,045,150
    5.000%, 08/01/19.....................................  3,000   3,104,460
    5.000%, 08/01/20.....................................  7,250   7,720,815
    5.000%, 08/01/22.....................................  1,500   1,676,940
Maryland State (GO) Series B
    5.000%, 03/01/19.....................................  4,680   4,777,297
    5.000%, 08/01/19.....................................  2,500   2,587,050
    5.000%, 08/01/26..................................... 10,000  11,921,800
Maryland State (GO) Series A
    5.000%, 03/15/26.....................................  5,000   5,930,800
Montgomery County (GO) Series D
    3.000%, 11/01/23.....................................  4,000   4,190,080
    4.000%, 11/01/26.....................................  9,500  10,615,870
Montgomery County (GO) Series C
    5.000%, 10/01/27.....................................  8,500  10,269,190
Prince County George's (GO) Series C
    5.000%, 08/01/20.....................................  3,450   3,677,562
Prince County George's (GO) Series B
    4.000%, 03/01/22.....................................  2,480   2,661,214
Prince County George's (GO) Series A
    4.000%, 07/01/26.....................................  2,000   2,229,360
    3.000%, 09/15/27..................................... 10,950  11,294,377
Queen County Anne's (GO)
    5.000%, 11/15/19.....................................  1,805   1,884,889
University System of Maryland (RB) Series B
    5.000%, 04/01/20.....................................  4,355   4,595,614

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------ ------------
                                                          (000)
MARYLAND -- (Continued)
Worcester County (GO) Series B
    4.000%, 08/01/21.....................................  2,000 $  2,123,000
                                                                 ------------
TOTAL MARYLAND...........................................         165,082,137
                                                                 ------------
MASSACHUSETTS -- (4.2%)
City of Boston (GO) Series B
    5.000%, 04/01/19.....................................  4,700    4,813,223
    4.000%, 01/01/23.....................................  1,795    1,952,260
    5.000%, 04/01/24.....................................  3,000    3,479,580
City of Boston (GO) Series A
    5.000%, 03/01/20.....................................  3,270    3,443,866
City of Cambridge (GO)
    3.000%, 02/15/20.....................................  2,070    2,114,753
City of Springfield (GO) (ST AID WITHHLDG) Series C
    4.000%, 08/01/23.....................................    150      163,454
City of Woburn (GO)
    4.000%, 09/01/22.....................................    350      378,294
Commonwealth of Massachusetts (GO) Series B
    5.000%, 08/01/18.....................................  2,500    2,500,000
    5.250%, 08/01/21.....................................  5,000    5,504,200
Commonwealth of Massachusetts (GO) Series C
    5.000%, 08/01/20.....................................  2,500    2,664,900
    5.000%, 10/01/21.....................................  1,005    1,103,782
    5.000%, 04/01/23..................................... 10,000   11,343,600
    5.000%, 08/01/24.....................................  1,500    1,741,170
    5.000%, 04/01/26.....................................  2,000    2,366,580
Commonwealth of Massachusetts (GO) Series E
    5.000%, 11/01/27.....................................  9,000   10,814,130
Commonwealth of Massachusetts (GO) (AMBAC) Series C
    5.500%, 12/01/23.....................................  3,500    4,108,615
Commonwealth of Massachusetts (GO) (AGM) Series B
    5.250%, 09/01/24.....................................  3,700    4,352,754
Massachusetts Bay Transportation Authority (RB) (NATL)
  Series B
    5.500%, 07/01/24.....................................  3,020    3,582,656
Massachusetts Water Resources Authority (RB) Series A
    5.000%, 08/01/22.....................................  3,000    3,357,570

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
MASSACHUSETTS -- (Continued)
Massachusetts Water Resources Authority (RB) (AGM)
  Series B
    5.250%, 08/01/28..................................... 1,000  $ 1,236,940
Town of Auburn (GO)
    2.000%, 03/15/19.....................................   750      752,760
Town of Nantucket (GO)
    3.000%, 10/01/22..................................... 1,115    1,160,224
Town of Wilmington (GO)
    5.000%, 03/15/20..................................... 1,665    1,755,942
                                                                 -----------
TOTAL MASSACHUSETTS......................................         74,691,253
                                                                 -----------
MICHIGAN -- (0.8%)
Kentwood Public Schools (GO)
    4.000%, 05/01/22.....................................   500      533,120
Michigan State (GO)
    5.000%, 11/01/19..................................... 4,400    4,589,464
Michigan State (GO) Series A
    5.000%, 05/01/25..................................... 2,000    2,341,080
Michigan State Comprehensive Transportation Revenue (RB)
  (AGM)
    5.250%, 05/15/21..................................... 1,000    1,091,030
Michigan State Trunk Line Revenue (RB)
    5.000%, 11/15/18..................................... 5,000    5,052,950
University of Michigan (RB) Series A
    4.000%, 04/01/23..................................... 1,000    1,091,410
                                                                 -----------
TOTAL MICHIGAN...........................................         14,699,054
                                                                 -----------
MINNESOTA -- (3.8%)
Bloomington Independent School District No. 271 (GO) (SD
  CRED PROG) Series A
    5.000%, 02/01/20..................................... 1,150    1,207,971
City of Edina (GO) Series B
    3.000%, 02/01/19.....................................   305      307,440
City of State Cloud (GO) Series B
    5.000%, 02/01/21..................................... 1,275    1,374,195
Dakota County Community Development Agency (RB) (CNTY
  GTD) Series B
    5.000%, 01/01/23.....................................   800      904,152
Elk River Independent School District No. 728 (GO) (SD
  CRED PROG) Series A
    5.000%, 02/01/21..................................... 5,000    5,390,250
Hennepin County (GO) Series C
    5.000%, 12/01/26..................................... 4,070    4,881,558

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
MINNESOTA -- (Continued)
    5.000%, 12/01/27                                       5,800 $ 7,026,758
Lakeville Independent School District No. 194 (GO) (SD
  CRED PROG) Series D
    5.000%, 02/01/22.....................................  4,000   4,411,920
Metropolitan Council (GO) Series C
    5.000%, 03/01/26.....................................    700     828,639
Minnesota State (GO) (ETM)
    5.000%, 08/01/18.....................................      5       5,000
Minnesota State (GO)
    5.000%, 08/01/18.....................................    480     480,000
    5.000%, 10/01/21.....................................  4,660   5,116,494
Minnesota State (GO) Series E
    2.000%, 08/01/19.....................................  1,810   1,819,466
Minnesota State (GO) Series K
    5.000%, 11/01/19.....................................  3,680   3,838,461
Minnesota State (GO) Series B
    5.000%, 08/01/20.....................................  5,460   5,820,142
Minnesota State (GO) Series A
    5.000%, 10/01/20.....................................  4,390   4,699,319
    5.000%, 08/01/22.....................................  3,000   3,356,340
Minnesota State (GO) Series F
    5.000%, 10/01/21..................................... 12,025  13,202,969
Morris Area Schools Independent School District No. 2769
  (GO) (SD CRED PROG) Series A
    4.000%, 02/01/24.....................................  1,125   1,228,702
Rochester Independent School District No. 535 (GO) (SD
  CRED PROG) Series A
    3.000%, 02/01/22.....................................  1,240   1,284,665
Saint Paul Public Library Agency (GO) Series C
    5.000%, 03/01/20.....................................    250     263,333
                                                                 -----------
TOTAL MINNESOTA..........................................         67,447,774
                                                                 -----------
MISSISSIPPI -- (1.1%)
Mississippi State (GO) Series F
    5.000%, 11/01/21.....................................  7,750   8,515,700
Mississippi State (GO) Series A
    5.000%, 10/01/27.....................................  9,110  10,874,060
                                                                 -----------
TOTAL MISSISSIPPI........................................         19,389,760
                                                                 -----------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
MISSOURI -- (1.3%)
Cass County Reorganized School District No. R-2 (GO) (ST
  AID DIR DEP)
    5.000%, 03/01/21..................................... 1,000  $ 1,081,640
City of Belton (GO) Series C
    5.000%, 03/01/27..................................... 2,150    2,546,331
City of Kansas City (GO) Series A
    4.000%, 02/01/22..................................... 1,150    1,230,937
    5.000%, 02/01/23..................................... 3,955    4,466,500
Columbia School District (GO) Series B
    5.000%, 03/01/23..................................... 1,120    1,270,024
    5.000%, 03/01/24..................................... 4,100    4,732,302
North Kansas City School District No. 74 (GO) (ST AID
  DIR DEP)
    4.000%, 03/01/23..................................... 5,335    5,792,423
St. Charles Community College (GO)
    3.000%, 02/15/20..................................... 2,245    2,293,537
                                                                 -----------
TOTAL MISSOURI...........................................         23,413,694
                                                                 -----------
MONTANA -- (0.0%)
City & County of Butte-Silver Bow (GO)
    4.000%, 07/01/21.....................................   615      651,076
                                                                 -----------
NEBRASKA -- (0.4%)
Douglas County School District No. 17 (GO)
    4.000%, 12/15/26..................................... 2,260    2,530,838
Lancaster County School District 001 (GO)
    5.000%, 01/15/21..................................... 2,470    2,664,982
Metropolitan Utilities District of Omaha (RB)
    5.000%, 12/01/20..................................... 1,000    1,075,310
Omaha School District (GO)
    4.000%, 12/15/19..................................... 1,365    1,410,496
                                                                 -----------
TOTAL NEBRASKA...........................................          7,681,626
                                                                 -----------
NEVADA -- (0.4%)
City of Henderson NV (GO)
    5.000%, 06/01/21.....................................   490      532,219
Clark County (GO) Series A
    5.000%, 07/01/19..................................... 1,725    1,779,579
    5.000%, 07/01/25..................................... 2,700    3,154,086
Nevada State (GO) Series A
    5.000%, 08/01/19..................................... 1,825    1,887,433
                                                                 -----------
TOTAL NEVADA.............................................          7,353,317
                                                                 -----------
NEW HAMPSHIRE -- (0.9%)
City of Dover (GO)
    3.000%, 06/15/19.....................................   600      607,794

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
NEW HAMPSHIRE -- (Continued)
City of Nashua (GO)
    4.000%, 07/15/19..................................... 5,350  $ 5,478,614
    4.000%, 07/15/20..................................... 2,720    2,841,774
New Hampshire State (GO) Series A
    5.000%, 03/01/23..................................... 5,910    6,685,038
                                                                 -----------
TOTAL NEW HAMPSHIRE                                               15,613,220
                                                                 -----------
NEW JERSEY -- (1.5%)
City of Hoboken (GO)
    3.000%, 02/01/26..................................... 2,945    3,016,681
    3.000%, 02/01/27..................................... 3,035    3,082,923
    3.000%, 02/01/28..................................... 4,560    4,597,620
Essex County (GO) Series A
    5.000%, 08/01/20..................................... 1,000    1,065,140
Montville Township (GO)
    3.000%, 10/01/25.....................................   505      527,195
Morris County (GO)
    4.000%, 10/15/20..................................... 2,390    2,510,958
New Jersey Educational Facilities Authority (RB) Series B
    5.000%, 07/01/19..................................... 2,330    2,405,445
Princeton Regional School District (GO) (ST AID WITHHLDG)
    1.750%, 02/01/22..................................... 1,095    1,088,737
South Orange & Maplewood School District (GO) (SCH BD
  RES FD)
    3.000%, 03/01/22.....................................   350      359,464
Township of Livingston (GO)
    3.000%, 01/15/21.....................................   350      360,031
Township of Parsippany-Troy Hills (GO)
    2.000%, 09/15/22..................................... 4,100    4,069,414
Union County (GO) (ETM) Series B
    3.000%, 03/01/22.....................................    45       46,610
Union County (GO) Series B
    3.000%, 03/01/22..................................... 2,315    2,385,677
                                                                 -----------
TOTAL NEW JERSEY                                                  25,515,895
                                                                 -----------
NEW MEXICO -- (1.1%)
City of Albuquerque (GO) Series A
    5.000%, 07/01/24..................................... 1,300    1,503,138
Farmington Municipal School District No. 5 (GO) (ST AID
  WITHHLDG)
    4.000%, 09/01/20.....................................   945      989,434
Las Cruces School District No. 2 (GO) (ST AID WITHHLDG)
  Series A
    4.000%, 08/01/19..................................... 1,000    1,023,950

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
NEW MEXICO -- (Continued)
    4.000%, 08/01/20.....................................   125  $   130,471
New Mexico State Severance Tax Permanent Fund (RB)
  Series A
    5.000%, 07/01/19..................................... 2,000    2,064,200
    5.000%, 07/01/27..................................... 2,000    2,388,440
New Mexico State Severance Tax Permanent Fund (RB)
  Series B
    4.000%, 07/01/20..................................... 4,100    4,279,949
Santa Fe County (GO)
    5.000%, 07/01/22..................................... 1,000    1,115,180
Santa Fe Public School District (GO) (ST AID WITHHLDG)
    5.000%, 08/01/20..................................... 3,270    3,479,019
    5.000%, 08/01/24..................................... 2,000    2,306,940
                                                                 -----------
TOTAL NEW MEXICO.........................................         19,280,721
                                                                 -----------
NEW YORK -- (5.2%)
Brewster Central School District (GO) (ST AID WITHHLDG)
    2.000%, 10/01/19..................................... 1,000    1,006,550
City of New York (GO) Series G
    5.000%, 08/01/19..................................... 3,500    3,620,785
City of New York (GO) Series B
    5.000%, 08/01/19.....................................   600      620,706
    5.000%, 08/01/21.....................................   450      492,111
    5.000%, 08/01/22.....................................   600      669,798
City of New York (GO) Series C
    5.000%, 08/01/20..................................... 5,625    5,996,025
City of New York (GO) Series E
    5.000%, 08/01/21..................................... 3,975    4,346,980
    5.000%, 08/01/23..................................... 6,000    6,827,460
City of New York (GO) Series D
    5.000%, 08/01/22..................................... 1,055    1,177,728
City of New York (GO) Series H
    5.000%, 08/01/22..................................... 1,000    1,116,330
City of New York (GO) Series A
    5.000%, 08/01/24..................................... 3,860    4,459,458
    5.000%, 08/01/26..................................... 5,000    5,912,900
City of New York Series C
    5.000%, 08/01/22..................................... 1,500    1,674,495
Kingston City School District (GO) (ST AID WITHHLDG)
    3.000%, 06/01/26..................................... 2,000    2,077,900

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
NEW YORK -- (Continued)
New York State Dormitory Authority (RB) Series C
    5.000%, 03/15/19.....................................    825 $   843,497
New York State Dormitory Authority (RB) Series A
    3.000%, 07/01/20.....................................  1,615   1,656,505
    5.000%, 03/15/23.....................................    200     225,968
New York State Dormitory Authority (RB) Series E
    5.000%, 03/15/21.....................................  2,000   2,166,200
New York State Dormitory Authority (RB) Series B
    5.000%, 02/15/22..................................... 10,200  11,287,422
    5.000%, 02/15/24.....................................  4,900   5,633,432
New York State Dormitory Authority (RB) Series D
    5.000%, 02/15/24.....................................  9,950  11,439,316
New York State Urban Development Corp. (RB) Series C
    5.000%, 12/15/18.....................................  4,225   4,282,037
New York State Urban Development Corp. (RB) Series A
    5.000%, 03/15/19.....................................  1,630   1,666,545
    5.000%, 03/15/22.....................................  1,250   1,385,825
    5.000%, 03/15/25.....................................  3,440   4,014,102
Penfield Central School District (GO) (AGC ST AID
  WITHHLDG)
    3.750%, 06/15/19.....................................    150     153,035
Sachem Central School District (GO) (ST AID WITHHLDG)
    5.000%, 10/15/19.....................................  1,300   1,355,120
Town of Cheektowaga (GO)
    5.000%, 07/15/23.....................................    300     341,628
Town of Huntington (GO)
    2.000%, 12/01/23.....................................    100      99,898
Triborough Bridge & Tunnel Authority (RB) Series B
    5.000%, 11/15/20.....................................  4,000   4,305,880
Triborough Bridge & Tunnel Authority (RB) Series C
    4.000%, 11/15/27.....................................  1,250   1,400,087
                                                                 -----------
TOTAL NEW YORK...........................................         92,255,723
                                                                 -----------
NORTH CAROLINA -- (4.9%)
City of Charlotte Water & Sewer System Revenue (RB)
    5.000%, 07/01/19.....................................  2,000   2,064,760
City of Raleigh (GO) Series A
    5.000%, 09/01/22.....................................  2,685   3,010,288

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
NORTH CAROLINA -- (Continued)
Forsyth County (GO)
    4.000%, 12/01/21..................................... 3,500  $ 3,746,610
Guilford County (GO) Series A
    5.000%, 02/01/22..................................... 1,800    1,991,160
Guilford County (GO) Series B
    5.000%, 05/01/24..................................... 5,000    5,789,800
Johnston County (GO)
    4.000%, 02/01/20..................................... 3,735    3,869,348
Johnston County (GO) Series A
    5.000%, 02/01/21..................................... 2,995    3,233,342
Moore County (GO)
    5.000%, 06/01/22..................................... 2,740    3,043,729
New Hanover County (GO)
    4.000%, 08/01/19..................................... 2,280    2,337,114
    5.000%, 02/01/23.....................................   250      282,910
North Carolina Eastern Municipal Power Agency (RB)
  (NATL-IBC) (ETM) Series B-NATL-IBC
    6.000%, 01/01/22..................................... 9,700   10,960,321
North Carolina State (GO) Series E
    5.000%, 05/01/19..................................... 5,000    5,133,250
North Carolina State (GO) Series C
    5.000%, 05/01/20..................................... 3,270    3,462,472
    5.000%, 05/01/21..................................... 4,625    5,030,242
    4.000%, 05/01/22..................................... 3,000    3,233,520
North Carolina State (GO) Series D
    4.000%, 06/01/21..................................... 5,000    5,310,700
    4.000%, 06/01/23..................................... 8,700    9,513,972
North Carolina State (GO) Series B
    5.000%, 06/01/25..................................... 8,000    9,435,440
Wake County (GO)
    5.000%, 09/01/21..................................... 1,450    1,589,795
Wake County (GO) Series C
    5.000%, 03/01/24..................................... 3,000    3,464,370
                                                                 -----------
TOTAL NORTH CAROLINA.....................................         86,503,143
                                                                 -----------
OHIO -- (5.6%)
City of Cincinnati (GO) Series C
    5.000%, 12/01/19..................................... 2,955    3,088,684
City of Cincinnati (GO) Series A
    4.000%, 12/01/21..................................... 2,645    2,822,506
City of Columbus (GO) Series A
    2.000%, 08/15/20..................................... 3,285    3,308,586
    3.000%, 07/01/21.....................................   470      485,938
    3.000%, 07/01/22.....................................   700      728,637
    2.000%, 08/15/22..................................... 6,160    6,171,889
    4.000%, 07/01/23..................................... 4,995    5,448,046

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ -----------
                                                                  (000)
OHIO -- (Continued)
            4.000%, 04/01/27..................................... 8,800  $ 9,786,040
City of Columbus (GO) Series 1
            5.000%, 07/01/22..................................... 4,100    4,577,158
City of Columbus Series A
            4.000%, 04/01/22..................................... 2,000    2,148,660
City of Columbus (GO) Series A
            4.000%, 04/01/24..................................... 4,000    4,397,040
Hamilton County Sewer System Revenue (RB) Series A
            5.000%, 12/01/21.....................................   200      220,186
Ohio Higher Educational Facility Commission (RB)
(currency)  5.250%, 07/01/44.....................................
     (Pre-refunded @ $100, 7/1/20)..........................      1,875    1,998,319
Ohio State (GO) Series B
            5.000%, 08/01/19.....................................   200      206,924
            5.000%, 09/15/19..................................... 2,065    2,144,668
            5.000%, 08/01/20..................................... 3,020    3,217,357
            5.000%, 06/15/21..................................... 1,500    1,633,185
            5.000%, 06/15/22..................................... 4,000    4,455,640
            5.000%, 09/01/27.....................................   625      750,656
Ohio State (GO)
            5.000%, 09/01/19..................................... 6,000    6,223,500
Ohio State (GO) Series A
            5.000%, 09/01/19.....................................   550      570,487
            5.000%, 05/01/20..................................... 1,555    1,644,863
            3.000%, 02/01/22.....................................   500      517,150
            5.000%, 08/01/22..................................... 4,005    4,472,544
            5.000%, 08/01/22..................................... 3,000    3,350,220
            5.000%, 09/15/22.....................................   250      280,038
            5.000%, 09/15/22.....................................   500      560,075
            5.000%, 09/01/25..................................... 5,550    6,531,795
Ohio State (GO) Series C
            5.000%, 09/15/21..................................... 1,000    1,095,670
            5.000%, 09/15/21..................................... 4,500    4,930,515
            5.000%, 08/01/27..................................... 6,880    8,258,133
Upper Arlington City School District (GO) Series A
            5.000%, 12/01/27..................................... 3,190    3,841,079
                                                                         -----------
TOTAL OHIO.......................................................         99,866,188
                                                                         -----------
OKLAHOMA -- (0.1%)
City of Oklahoma (GO)
            5.000%, 03/01/19..................................... 1,310    1,337,078
                                                                         -----------
OREGON -- (1.8%)
City of Portland (GO)
            4.000%, 06/01/20.....................................   935      974,962
City of Portland Sewer System Revenue (RB) Series A
            5.000%, 06/15/26..................................... 1,550    1,830,069

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
OREGON -- (Continued)
City of Portland Water System Revenue (RB) Series A
    5.000%, 04/01/21.....................................  8,000 $ 8,675,840
Clackamas County School District No. 46 Oregon Trail
  (GO) (SCH BD GTY)
    5.000%, 06/15/22.....................................  1,215   1,352,927
Deschutes County Administrative School District No. 1
  Bend-La Pine (GO) (SCH BD GTY)
    5.000%, 06/15/27.....................................  4,680   5,584,878
Lane County School District No. 4J Eugene (GO) (SCH BD
  GTY) Series A
    5.000%, 06/15/23.....................................  3,355   3,809,703
Oregon State (GO) Series A
    5.000%, 05/01/21.....................................    200     217,356
Oregon State (GO)
    5.000%, 12/01/24.....................................  2,290   2,671,331
Oregon State Department of Transportation (RB) Series B
    5.000%, 11/15/26.....................................  3,500   4,188,695
Washington & Multnomah Counties School District No. 48J
  Beaverton (GO) (SCH BD GTY) Series C
    5.000%, 06/15/27.....................................  2,390   2,862,599
                                                                 -----------
TOTAL OREGON.............................................         32,168,360
                                                                 -----------
PENNSYLVANIA -- (1.3%)
Commonwealth of Pennsylvania (GO)
    5.000%, 04/01/22..................................... 11,260  12,355,373
Commonwealth of Pennsylvania (GO) Series REF
    5.000%, 07/01/22.....................................  2,000   2,204,920
Monroe County (GO)
    4.000%, 12/15/18.....................................    400     403,796
Montgomery County (GO)
    5.000%, 05/01/23.....................................  5,255   5,965,423
Pennsylvania Economic Development Financing Authority
  (RB) Series A
    5.000%, 07/01/19.....................................  1,300   1,341,613
West View Municipal Authority Water Revenue (RB)
    4.000%, 11/15/20.....................................  1,100   1,150,160
                                                                 -----------
TOTAL PENNSYLVANIA.......................................         23,421,285
                                                                 -----------

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
RHODE ISLAND -- (1.5%)
Rhode Island State (GO) Series A
    5.000%, 08/01/19..................................... 8,000  $ 8,275,280
Rhode Island State (GO) Series C
    5.000%, 08/01/19..................................... 9,185    9,501,056
    5.000%, 08/01/20..................................... 4,870    5,187,232
Rhode Island State (GO)
    5.000%, 08/01/22..................................... 1,605    1,789,752
Rhode Island State (GO) Series D
    5.000%, 08/01/22.....................................   685      763,850
                                                                 -----------
TOTAL RHODE ISLAND.......................................         25,517,170
                                                                 -----------
SOUTH CAROLINA -- (3.0%)
Beaufort County (GO) (ST AID WITHHLDG) Series C
    5.000%, 03/01/22..................................... 3,485    3,857,198
Berkeley County School District (GO) (SCSDE) Series B
    5.000%, 03/01/22..................................... 4,120    4,558,492
Charleston County (GO) Series A
    5.000%, 11/01/22..................................... 4,780    5,385,913
Charleston County School District (GO) (SCSDE) Series A
    5.000%, 02/01/21..................................... 2,020    2,179,216
City of Charleston Waterworks & Sewer System Revenue (RB)
    5.000%, 01/01/20..................................... 1,805    1,891,730
City of North Charleston (GO) (ST AID WITHHLDG)
    5.000%, 06/01/21.....................................   385      418,841
Clemson University (RB)
    3.000%, 05/01/21.....................................   350      360,441
Dorchester County School District No. 2 (GO) (SCSDE)
  Series B
    5.000%, 03/01/25..................................... 1,430    1,668,309
Florence School District One (GO) (SCSDE)
    5.000%, 03/01/20..................................... 3,335    3,510,688
    5.000%, 03/01/21..................................... 3,170    3,426,294
Lexington & Richland School District No. 5 (GO) (SCSDE)
    5.000%, 03/01/19.....................................   945      964,420
Richland County School District No. 1 (GO) (SCSDE)
  Series A
    5.000%, 03/01/20..................................... 5,480    5,768,686

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
SOUTH CAROLINA -- (Continued)
Richland County School District No. 2 (GO) (SCSDE)
  Series A
    5.000%, 02/01/21..................................... 2,085  $ 2,249,340
South Carolina State (GO) Series A
    5.000%, 06/01/19..................................... 2,500    2,573,175
South Carolina State (GO) (ST AID WITHHLDG) Series A
    5.000%, 10/01/23..................................... 5,500    6,308,445
South Carolina State (GO) (ST AID WITHHLDG) Series B
    4.000%, 08/01/26..................................... 1,405    1,575,300
York County (GO) (ST AID WITHHLDG)
    5.000%, 04/01/20..................................... 1,900    2,005,602
York County School District No. 1 (GO) (SCSDE)
    5.000%, 03/01/21..................................... 3,790    4,094,413
                                                                 -----------
TOTAL SOUTH CAROLINA.....................................         52,796,503
                                                                 -----------
TENNESSEE -- (2.9%)
City of Clarksville Water Sewer & Gas Revenue (RB)
    5.000%, 02/01/20..................................... 3,150    3,308,791
City of Johnson City (GO)
    3.000%, 06/01/19.....................................   875      886,078
City of Maryville (GO) Series A
    5.000%, 06/01/22..................................... 1,865    2,072,463
City of Memphis (GO) Series A
    5.000%, 11/01/22..................................... 9,695   10,894,368
    5.000%, 04/01/25..................................... 1,945    2,274,230
City of Pigeon Forge (GO)
    4.000%, 06/01/21.....................................   670      710,294
Hamilton County (GO)
    3.000%, 03/01/22..................................... 4,550    4,724,037
Knox County (GO)
    5.000%, 06/01/20..................................... 2,585    2,741,909
Maury County (GO) Series B
    5.000%, 04/01/19..................................... 1,000    1,023,490
Maury County (GO)
    5.000%, 04/01/21..................................... 5,105    5,522,385
Metropolitan Government of Nashville & Davidson County
  (GO) Series A
    5.000%, 01/01/20..................................... 1,100    1,152,536
    5.000%, 01/01/22..................................... 1,500    1,655,070

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ -----------
                                                                  (000)
TENNESSEE --(Continued)
Metropolitan Government of Nashville & Davidson County (GO)
            5.000%, 07/01/22..................................... 1,000  $ 1,115,980
Putnam County (GO)
            4.000%, 04/01/23.....................................   975    1,059,133
Shelby County (GO) Series A
            5.000%, 04/01/20..................................... 7,000    7,389,060
Sumner County (GO)
            5.000%, 06/01/21.....................................   110      119,637
Tennessee State (GO) Series B
            5.000%, 08/01/20..................................... 1,945    2,074,090
Town of Greeneville (GO)
            3.000%, 06/01/21..................................... 1,360    1,400,256
Williamson County (GO) Series A
            4.000%, 05/01/22.....................................   300      323,013
Wilson County (GO)
            4.000%, 04/01/20..................................... 1,040    1,080,799
                                                                         -----------
TOTAL TENNESSEE..................................................         51,527,619
                                                                         -----------
TEXAS -- (14.1%)
Aldine Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/25..................................... 4,750    5,521,020
Austin Independent School District (GO) (PSF-GTD)
            5.000%, 08/01/20.....................................   350      372,516
City of Arlington (GO) Series A
            3.000%, 08/15/20..................................... 1,700    1,746,104
City of Austin (GO)
            5.000%, 09/01/20..................................... 1,655    1,766,861
City of Dallas (GO)
            5.000%, 02/15/21..................................... 9,505   10,216,449
City of Denton (GO)
            4.000%, 02/15/22..................................... 2,510    2,678,772
City of El Paso (GO)
            5.000%, 08/15/19..................................... 3,505    3,631,005
City of Fort Worth (GO) Series A
            5.000%, 03/01/25..................................... 5,000    5,786,900
City of Fort Worth Water & Sewer System (RB)
            5.000%, 02/15/19.....................................   400      407,684
City of Houston (GO) Series A
            5.000%, 03/01/21..................................... 3,100    3,347,380
            5.000%, 03/01/22..................................... 5,890    6,499,674
City of Houston Combined Utility System Revenue (RB) (AGC)
(currency)  5.375%, 11/15/38 (Pre-refunded @ $100, 5/15/19)...... 4,735    4,876,624

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ ----------
                                                          (000)
TEXAS -- (Continued)
City of Lubbock (GO)
    5.000%, 02/15/19..................................... 3,000  $3,056,490
    5.000%, 02/15/23..................................... 1,000   1,124,840
City of Richardson (GO)
    5.000%, 02/15/27..................................... 1,715   2,031,143
City of San Antonio (GO)
    5.000%, 02/01/20..................................... 1,000   1,050,710
City of San Antonio Electric & Gas Systems Revenue (RB)
  Series D
    5.000%, 02/01/19.....................................   400     407,152
City of San Antonio Electric & Gas Systems Revenue (RB)
    5.000%, 02/01/21.....................................   720     776,750
    5.000%, 02/01/21..................................... 3,000   3,236,460
City of Southlake (GO)
    3.000%, 02/15/23..................................... 1,510   1,572,499
Clear Creek Independent School District (GO) (PSF-GTD)
  Series A
    5.000%, 02/15/25..................................... 2,175   2,525,175
Cypress-Fairbanks Independent School District (GO)
  (PSF-GTD)
    5.000%, 02/15/21..................................... 3,500   3,780,035
Dallas Area Rapid Transit (RB) Series B
    5.000%, 12/01/21..................................... 2,545   2,800,111
Dallas Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/19..................................... 3,480   3,547,408
El Paso Independent School District (GO) (PSF-GTD)
    5.000%, 08/15/24.....................................   500     577,505
Galveston County (GO)
    5.000%, 02/01/22..................................... 1,000   1,102,980
Grayson County (GO)
    5.000%, 01/01/21..................................... 1,990   2,132,902
Harris County (GO) Series A
    4.000%, 10/01/18.....................................   880     883,916
    5.000%, 10/01/19..................................... 4,345   4,521,798
    5.000%, 10/01/19..................................... 3,500   3,642,415
Hays Consolidated Independent School District (GO)
  (PSF-GTD)
    5.000%, 08/15/23..................................... 1,355   1,540,459
Hidalgo County Drain District No. 1 (GO)
    5.000%, 09/01/22..................................... 1,000   1,112,000
Highland Park Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/20..................................... 1,790   1,880,860

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ ----------
                                                                  (000)
TEXAS -- (Continued)
Houston Higher Education Finance Corp. (RB) Series A
(currency)  6.875%, 05/15/41 (Pre-refunded @ $100, 5/15/21)...... 3,225  $3,657,311
Humble Independent School District (GO) (PSF-GTD) Series A
            2.000%, 02/15/19.....................................   100     100,340
            5.500%, 02/15/25..................................... 7,000   8,352,120
Katy Independent School District (GO) (PSF-GTD) Series A
            5.000%, 02/15/20..................................... 3,820   4,013,903
La Porte Independent School District (GO)
            5.000%, 02/15/21..................................... 1,700   1,831,189
Lake Travis Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/20..................................... 3,480   3,656,645
Mansfield Independent School District (GO)
            5.000%, 02/15/20..................................... 1,000   1,051,690
Mansfield Independent School District (GO) (PSF-GTD) Series A
            5.000%, 02/15/22.....................................   895     988,152
Metropolitan Transit Authority of Harris County (RB) (ETM)
  Series B
            4.000%, 11/01/18.....................................   400     402,628
North Texas Municipal Water District Water System Revenue (RB)
            5.000%, 09/01/24..................................... 5,715   6,589,338
Northside Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/23..................................... 4,535   5,122,147
            5.000%, 08/15/25..................................... 1,880   2,201,348
Northside Independent School District (GO) (PSF-GTD) Series A
            4.000%, 08/15/24..................................... 5,215   5,745,939
Northwest Independent School District (GO) (PSF-GTD) Series A
            5.000%, 02/15/24..................................... 1,695   1,942,046
Permanent University Fund - Texas A&M University System (RB)
            5.000%, 07/01/23..................................... 3,500   3,981,985

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------ ------------
                                                          (000)
TEXAS -- (Continued)
Permanent University Fund - University of Texas System
  (RB)
    5.000%, 07/01/26.....................................  5,500 $  6,516,290
Plano Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/24..................................... 11,000   12,627,890
San Antonio Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/20.....................................  4,100    4,308,116
Spring Independent School District (GO) (PSF-GTD)
    5.000%, 08/15/19.....................................  5,000    5,181,850
Spring Independent School District (GO) (BAM)
    5.000%, 08/15/24.....................................  4,985    5,727,366
Tarrant Regional Water District (RB)
    6.000%, 09/01/24.....................................  3,450    4,187,886
Texas A&M University (RB) Series B
    5.000%, 05/15/21.....................................  4,000    4,347,320
Texas State (GO)
    5.000%, 04/01/19.....................................  4,500    4,608,090
    5.000%, 04/01/23..................................... 10,000   11,310,200
    5.000%, 10/01/23..................................... 15,345   17,535,806
Texas State (GO) Series A
    5.000%, 10/01/19.....................................  1,900    1,976,627
    5.000%, 04/01/25.....................................  1,000    1,166,570
Texas Transportation Commission State Highway Fund (RB)
  Series A
    5.000%, 04/01/19.....................................  5,000    5,118,100
    5.000%, 04/01/20.....................................  7,900    8,329,760
Texas Transportation Commission State Highway Fund (RB)
    5.250%, 04/01/26.....................................    300      359,055
    5.000%, 10/01/26.....................................  4,340    5,154,227
Trinity River Authority Central Regional Wastewater
  System Revenue (RB)
    5.000%, 08/01/27.....................................  3,150    3,755,808
University of Texas System (The) (RB) Series J
    5.000%, 08/15/25.....................................  2,500    2,941,500
    5.000%, 08/15/26.....................................  1,500    1,784,685
Via Metropolitan Transit (RB)
    5.000%, 07/15/20.....................................  2,495    2,656,427
                                                                 ------------
TOTAL TEXAS                                                       249,384,951
                                                                 ------------

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
UTAH -- (1.3%)
North Davis County Sewer District (RB)
    3.000%, 03/01/21.....................................  2,135 $ 2,200,929
Utah State (GO) Series C
    5.000%, 07/01/19.....................................  1,100   1,135,310
Utah State (GO)
    5.000%, 07/01/22..................................... 11,285  12,625,545
Washington County School District Board of Education/St
  George (GO) (SCH BD GTY)
    5.000%, 03/01/20.....................................  2,135   2,248,518
    5.000%, 03/01/22.....................................  4,465   4,950,033
                                                                 -----------
TOTAL UTAH                                                        23,160,335
                                                                 -----------
VERMONT -- (0.2%)
Vermont State (GO) Series F
    5.000%, 08/15/20.....................................  1,100   1,173,931
Vermont State (GO) Series C
    4.000%, 08/15/23.....................................    225     246,569
Vermont State (GO) Series B
    5.000%, 08/15/23.....................................  1,270   1,452,308
                                                                 -----------
TOTAL VERMONT                                                      2,872,808
                                                                 -----------
VIRGINIA -- (3.8%)
Arlington County (GO)
    5.000%, 08/15/22.....................................  3,000   3,362,130
City of Hampton (GO) (ST AID WITHHLDG) Series B
    5.000%, 09/01/21.....................................  3,000   3,288,270
    5.000%, 09/01/22.....................................  2,050   2,299,219
City of Lynchburg (GO)
    5.000%, 02/01/20.....................................  1,390   1,460,070
City of Norfolk (GO) (ST AID WITHHLDG) Series C
    5.000%, 10/01/19.....................................  2,505   2,605,425
City of Richmond (GO) (ST AID WITHHLDG) Series A
    5.000%, 03/01/21.....................................  1,370   1,482,573
City of Richmond (GO) (ST AID WITHHLDG) Series B
    5.000%, 07/15/26.....................................  3,635   4,315,508
City of Richmond (GO) Series B
    5.000%, 07/15/25.....................................  5,350   6,284,431
City of Roanoke (GO) (ST AID WITHHLDG)
    4.000%, 04/01/20.....................................  1,000   1,039,230
Commonwealth of Virginia (GO) Series B
    4.000%, 06/01/23.....................................  2,500   2,735,125
Fairfax County (GO) (ST AID WITHHLDG) Series C
    5.000%, 10/01/19.....................................  6,925   7,204,285

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
VIRGINIA -- (Continued)
Fairfax County (GO) (ST AID WITHHLDG) Series A
    5.000%, 10/01/19..................................... 3,880  $ 4,036,480
    5.000%, 10/01/19..................................... 2,500    2,600,825
    5.000%, 10/01/26..................................... 1,000    1,197,420
Henrico County (GO) (ST AID WITHHLDG)
    5.000%, 08/01/27..................................... 1,680    2,031,574
    5.000%, 08/01/28..................................... 2,905    3,558,335
Loudoun County (GO) (ST AID WITHHLDG) Series A
    5.000%, 12/01/22..................................... 4,000    4,514,840
Pittsylvania County (GO) (ST AID WITHHLDG)
    5.000%, 02/01/21.....................................   250      269,005
Spotsylvania County Water & Sewer System Revenue (RB)
    5.000%, 06/01/19..................................... 2,885    2,968,232
University of Virginia (RB) Series B
    5.000%, 08/01/21..................................... 6,250    6,836,750
Virginia Resources Authority (RB) Series B
    4.000%, 10/01/19..................................... 2,000    2,057,920
Virginia Resources Authority (RB) Series D
    5.000%, 11/01/20.....................................   745      799,988
                                                                 -----------
TOTAL VIRGINIA...........................................         66,947,635
                                                                 -----------
WASHINGTON -- (6.9%)
Benton County School District No. 400 Richland (GO) (SCH
  BD GTY)
    5.000%, 12/01/22..................................... 4,705    5,285,550
City of Seattle (GO)
    5.000%, 12/01/19..................................... 1,500    1,568,265
    5.000%, 12/01/20..................................... 2,745    2,953,016
City of Seattle Drainage & Wastewater Revenue (RB)
    5.000%, 09/01/20..................................... 3,665    3,915,063
    5.000%, 07/01/27..................................... 8,400   10,031,448
City of Seattle Municipal Light & Power Revenue (RB)
  Series A
    5.000%, 06/01/19..................................... 1,525    1,569,377
    5.000%, 06/01/22.....................................   310      345,334
City of Seattle Municipal Light & Power Revenue (RB)
    5.000%, 09/01/20.....................................   350      373,881
City of Seattle Water System Revenue (RB)
    5.000%, 09/01/22..................................... 6,000    6,716,880

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ ----------
                                                          (000)
WASHINGTON -- (Continued)
Clark County School District No. 119 Battleground (GO)
  (SCH BD GTY)
    4.000%, 12/01/21..................................... 1,000  $1,068,780
    4.000%, 12/01/22..................................... 2,630   2,843,687
County of Kitsap WA (GO)
    5.000%, 06/01/21.....................................   200     217,232
King County (GO) Series A
    5.000%, 07/01/19..................................... 1,110   1,145,631
    5.000%, 07/01/20..................................... 2,650   2,818,089
King County (GO) Series E
    5.000%, 12/01/19..................................... 1,300   1,359,514
    5.000%, 12/01/25.....................................   955   1,128,705
King County (GO)
    5.000%, 01/01/21.....................................   425     458,027
King County School District No. 400 Mercer Island (GO)
  (SCH BD GTY)
    5.000%, 12/01/22..................................... 1,145   1,288,812
King County School District No. 403 Renton (GO) (SCH BD
  GTY)
    5.000%, 12/01/19..................................... 1,150   1,202,498
King County School District No. 405 Bellevue (GO) (SCH
  BD GTY)
    5.000%, 12/01/18..................................... 1,500   1,518,105
King County School District No. 411 Issaquah (GO) (SCH
  BD GTY)
    5.000%, 12/01/23..................................... 3,500   4,014,955
King County School District No. 412 Shoreline (GO) (SCH
  BD GTY)
    4.000%, 12/01/21..................................... 1,000   1,069,450
King County Sewer Revenue (RB) Series B
    5.000%, 07/01/22..................................... 1,000   1,115,980
North Thurston Public Schools (GO) (SCH BD GTY)
    5.000%, 12/01/20..................................... 2,880   3,095,510
Skagit County School District No. 103 Anacortes (GO)
  (SCH BD GTY)
    5.000%, 12/01/19..................................... 1,925   2,012,087
    5.000%, 12/01/20..................................... 2,245   2,414,071
Snohomish County Public Utility District No. 1 (RB)
    5.000%, 12/01/19..................................... 1,655   1,730,766
Snohomish County School District No. 15 Edmonds (GO)
  (SCH BD GTY)
    5.000%, 12/01/20..................................... 2,555   2,749,231

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ ----------
                                                          (000)
WASHINGTON -- (Continued)
Snohomish County School District No. 201 Snohomish (GO)
  (SCH BD GTY)
    5.000%, 12/01/25..................................... 4,000  $4,706,920
Snohomish County School District No. 6 Mukilteo (GO)
  (SCH BD GTY)
    5.000%, 12/01/18..................................... 2,000   2,024,080
Spokane County (GO)
    5.000%, 12/01/22..................................... 1,025   1,151,475
Tacoma Metropolitan Park District (GO) Series B
    5.000%, 12/01/21.....................................   150     164,832
Thurston County School District No. 111 Olympia (GO)
  (SCH BD GTY)
    5.000%, 12/01/21.....................................   425     468,184
University of Washington (RB) Series A
    5.000%, 07/01/22..................................... 6,505   7,254,246
Washington State (GO) Series 2010A
    5.000%, 08/01/18.....................................   500     500,000
Washington State (GO) Series E
    5.000%, 02/01/19..................................... 2,000   2,036,060
Washington State (GO) Series D
    5.000%, 02/01/19.....................................   900     916,227
    5.000%, 07/01/20..................................... 5,000   5,315,200
    5.000%, 07/01/23..................................... 3,800   4,327,136
Washington State (GO) Series R-C
    5.000%, 07/01/19..................................... 1,750   1,805,860
Washington State (GO) Series R-2015-C
    5.000%, 07/01/20..................................... 2,000   2,126,080
Washington State (GO) Series R-2012C
    4.000%, 07/01/21..................................... 1,610   1,711,510
Washington State (GO) Series R-2013A
    5.000%, 07/01/21..................................... 7,000   7,639,240
Washington State (GO) Series R-2015E
    5.000%, 07/01/21..................................... 5,000   5,456,600
Washington State (GO) Series 2013A
    5.000%, 08/01/21.....................................   225     246,123
Washington State (GO) Series R-2015
    5.000%, 07/01/22..................................... 3,720   4,151,446
Washington State (GO) Series C
    5.000%, 02/01/23..................................... 1,500   1,693,995

                                                           FACE
                                                          AMOUNT     VALUE+
                                                          ------ --------------
                                                          (000)
WASHINGTON -- (Continued)
Washington State (GO) Series A
    5.000%, 08/01/23.....................................   750  $      855,345
Washington State (GO) Series B
    5.000%, 07/01/25..................................... 1,500       1,759,590
                                                                 --------------
TOTAL WASHINGTON.........................................           122,320,093
                                                                 --------------
WEST VIRGINIA -- (0.6%)
Jefferson County Board of Education (GO) (WV BD COMM)
    4.000%, 05/01/20.....................................   130         135,078
West Virginia State (GO) Series A
    5.000%, 06/01/19..................................... 9,525       9,801,320
                                                                 --------------
TOTAL WEST VIRGINIA......................................             9,936,398
                                                                 --------------
WISCONSIN -- (1.4%)
City of Milwaukee (GO) Series N1
    5.000%, 02/01/19..................................... 6,220       6,330,218
City of Milwaukee (GO) Series N4
    5.000%, 04/01/27..................................... 2,000       2,385,540
City of Oshkosh (GO) Series B
    3.000%, 12/01/23.....................................   445         463,263
Oregon School District (GO)
    3.000%, 03/01/21.....................................   430         441,417
Sun Prairie Area School District (GO)
    4.000%, 03/01/20.....................................   570         590,896
Wisconsin State (GO) (AMBAC) Series 1
    5.000%, 05/01/19..................................... 2,150       2,206,631
Wisconsin State (GO) Series C
    5.000%, 05/01/20..................................... 3,295       3,487,197
Wisconsin State (GO) Series 2
    5.000%, 11/01/20..................................... 5,610       6,022,784
Wisconsin State (GO) Series 3
    5.000%, 11/01/22..................................... 3,110       3,497,444
                                                                 --------------
TOTAL WISCONSIN..........................................            25,425,390
                                                                 --------------
TOTAL MUNICIPAL BONDS....................................         1,772,382,985
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,778,577,281)^^................................        $1,772,382,985
                                                                 ==============

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------
                               LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                               ------- -------------- ------- --------------
Municipal Bonds...............   --    $1,772,382,985   --    $1,772,382,985
                                 --    --------------   --    --------------
TOTAL.........................   --    $1,772,382,985   --    $1,772,382,985
                                 ==    ==============   ==    ==============

              DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ -----------
                                                                  (000)
MUNICIPAL BONDS -- (100.0%)
CALIFORNIA -- (100.0%)
Acton-Agua Dulce Unified School District (GO) (AGM) Series A
            4.500%, 08/01/23 (Pre-refunded @ $ 100, 8/1/19)......    850 $   876,775
Alameda County Transportation Commission (RB)
            5.000%, 03/01/20.....................................  4,500   4,757,400
Anaheim Union High School District (GO)
            5.000%, 08/01/19.....................................    400     414,576
            5.000%, 08/01/19.....................................  7,200   7,462,368
Bay Area Toll Authority (RB)
            5.000%, 04/01/19.....................................    775     794,034
Bay Area Toll Authority (RB) Series F-2
            4.000%, 04/01/21.....................................    500     533,055
Bay Area Toll Authority (RB) Series F-1
(currency)  5.000%, 04/01/34 (Pre-refunded @ $ 100, 4/1/19)......  1,000   1,024,970
(currency)  5.125%, 04/01/39 (Pre-refunded @ $ 100, 4/1/19)......  8,125   8,334,544
(currency)  5.625%, 04/01/44 (Pre-refunded @ $ 100, 4/1/19)...... 14,075  14,484,442
Berkeley Unified School District (GO) Series A
            4.000%, 08/01/19.....................................    500     513,230
Berkeley Unified School District (GO) Series
            5.000%, 08/01/23.....................................    295     338,855
Berryessa Union School District (GO) (AMBAC)
            5.375%, 08/01/18.....................................    380     380,000
Beverly Hills Unified School District (GO)
            2.000%, 08/01/18.....................................    750     750,000
California Educational Facilities Authority (RB) Series A
            4.000%, 11/01/19.....................................    850     877,107

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ -----------
                                                                  (000)
CALIFORNIA -- (Continued)
California Health Facilities Financing Authority (RB) Series C
(currency)  6.500%, 10/01/33 (Pre-refunded @ $100, 10/1/18)......  9,650 $ 9,733,762
California Health Facilities Financing Authority (RB)
(currency)  6.500%, 10/01/38 (Pre-refunded @ $100, 10/1/18)
              22,630.............................................         22,826,428
(currency)  5.000%, 08/15/39 (Pre-refunded @ $100, 8/15/19)
              11,190.............................................         11,613,541
California Health Facilities Financing Authority (RB) Series A
(currency)  6.000%, 07/01/39 (Pre-refunded @ $100, 7/1/19).......  6,100   6,359,555
California Municipal Finance Authority (RB)
(currency)  5.875%, 10/01/34 (Pre-refunded @ $100, 10/1/18)......  8,000   8,060,560
California Municipal Finance Authority
(currency)  5.500%, 02/01/39 (Pre-refunded @ $100, 2/1/19).......  7,000   7,148,400
California State (GO)
            5.000%, 08/01/18.....................................  5,540   5,540,000
            5.000%, 08/01/18.....................................  5,000   5,000,000
            5.000%, 08/01/18.....................................  2,200   2,200,000
            5.000%, 09/01/18.....................................  4,500   4,514,355
            5.000%, 09/01/18.....................................    250     250,798
            5.000%, 10/01/18.....................................  5,000   5,032,350
            5.000%, 10/01/18.....................................  9,500   9,561,465
            5.000%, 11/01/18.....................................  2,000   2,019,360
            5.000%, 02/01/19..................................... 10,940  11,149,829
            5.000%, 04/01/19.....................................  5,960   6,111,205
            5.500%, 04/01/19..................................... 11,420  11,747,411
            5.000%, 08/01/19.....................................  2,340   2,427,633
            5.000%, 08/01/19.....................................  4,460   4,627,027
            5.000%, 09/01/19.....................................  5,815   6,048,879
            5.000%, 09/01/19.....................................  1,000   1,040,220
            5.000%, 09/01/19.....................................  5,000   5,201,100
            5.000%, 10/01/19.....................................  1,500   1,564,410
            5.000%, 10/01/19.....................................  5,000   5,214,700
            5.000%, 10/01/19.....................................  5,340   5,569,300
            2.000%, 11/01/19.....................................  8,000   8,068,960

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ -----------
                                                                  (000)
CALIFORNIA -- (Continued)
            4.000%, 11/01/19.....................................    225 $   232,488
            4.000%, 11/01/19.....................................  1,095   1,131,442
            5.000%, 11/01/19.....................................  3,545   3,706,687
            5.000%, 02/01/20..................................... 12,870  13,554,040
            5.000%, 04/01/20.....................................    325     344,003
            5.000%, 04/01/20.....................................  3,705   3,921,631
            5.000%, 08/01/20.....................................  7,440   7,955,071
            5.000%, 08/01/20.....................................  2,415   2,582,190
            5.000%, 09/01/20.....................................    700     750,295
            5.000%, 10/01/20.....................................  1,580   1,697,631
            5.000%, 10/01/20.....................................  3,410   3,663,874
            5.000%, 10/01/20.....................................  1,610   1,729,864
            5.000%, 10/01/20..................................... 11,000  11,818,950
            5.000%, 11/01/20.....................................  8,000   8,618,160
            5.000%, 02/01/21.....................................  1,575   1,707,190
            5.000%, 02/01/21.....................................    650     704,555
            5.000%, 04/01/21.....................................    795     865,421
            5.000%, 08/01/21.....................................  8,060   8,853,910
            5.000%, 09/01/21.....................................  2,645   2,911,722
            5.000%, 09/01/21.....................................  7,845   8,636,090
            5.000%, 09/01/21.....................................  1,570   1,728,319
            5.000%, 10/01/21.....................................  5,300   5,848,497
            5.000%, 12/01/21.....................................  2,000   2,216,900
            5.000%, 03/01/22.....................................  1,075   1,197,314
            5.000%, 04/01/22.....................................  1,800   2,009,412
            5.000%, 08/01/22.....................................  2,250   2,531,115
            5.000%, 08/01/22.....................................    785     883,078
            5.250%, 09/01/22.....................................  5,750   6,539,187
            5.250%, 10/01/22.....................................    500     569,755
(currency)  6.500%, 04/01/33 (Pre-refunded @ $100, 4/1/19).......  5,215   5,396,743
(currency)  6.000%, 04/01/35 (Pre-refunded @ $100, 4/1/19).......  6,330   6,529,775
(currency)  6.000%, 04/01/38 (Pre-refunded @ $100, 4/1/19).......  6,725   6,937,241
California State (GO) Series B
            5.000%, 09/01/18.....................................  3,000   3,009,570
            5.000%, 09/01/19.....................................  5,000   5,201,100
            5.000%, 09/01/20.....................................  3,600   3,858,660
            5.000%, 09/01/21.....................................    840     924,706
California State (GO) Series A
(currency)  5.250%, 07/01/21 (Pre-refunded @ $100, 7/1/19).......  4,930   5,106,297
(currency)  5.250%, 07/01/21 (Pre-refunded @ $100, 7/1/19).......  2,820   2,920,843
California State (GO) (ETM) Series A
            4.600%, 07/01/19.....................................  1,000   1,029,870
            5.000%, 07/01/19.....................................  8,930   9,229,066

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ -----------
                                                                  (000)
CALIFORNIA -- (Continued)
California State Department of Water Resources (RB)
            Series AS
            5.000%, 12/01/19.....................................  2,070 $ 2,171,513
            5.000%, 12/01/22.....................................  3,355   3,812,253
California State Department of Water Resources (RB) (ETM) Series
  AS
            5.000%, 12/01/22.....................................     35      39,645
California State Department of Water Resources Power Supply
  Revenue (RB) Series M
            4.000%, 05/01/19.....................................  1,515   1,546,103
California State Department of Water Resources Power Supply
  Revenue (RB) Series L
            5.000%, 05/01/19..................................... 20,810  21,391,431
            5.000%, 05/01/20.....................................  4,005   4,252,909
(currency)  5.000%, 05/01/22 (Pre-refunded @ $100, 5/1/20).......  2,500   2,653,850
California State Department of Water Resources Power Supply
  Revenue (RB) Series O
            5.000%, 05/01/21..................................... 12,855  14,064,784
California State Public Works Board (RB) (ETM) Series
            5.000%, 09/01/21.....................................  1,050   1,157,541
California State Public Works Board (RB)
(currency)  6.125%, 11/01/29 (Pre-refunded @ $100, 11/1/19)......  5,700   6,036,072
(currency)  6.250%, 04/01/34 (Pre-refunded @ $100, 4/1/19).......  2,980   3,078,966
(currency)  6.375%, 11/01/34 (Pre-refunded @ $100, 11/1/19)......  2,250   2,389,590
California State Public Works Board (RB) Series G-1
(currency)  5.750%, 10/01/30 (Pre-refunded @ $100, 10/1/19)...... 14,735  15,486,190
California State University (RB) Series A
            5.000%, 11/01/18.....................................    150     151,419
            5.000%, 11/01/18.....................................    555     560,250
            5.000%, 11/01/18.....................................  1,000   1,009,460
            5.000%, 11/01/19.....................................  1,000   1,045,230
            5.000%, 11/01/19.....................................  3,660   3,825,542
            5.000%, 11/01/21.....................................  2,595   2,875,649

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ ----------
                                                                  (000)
CALIFORNIA -- (Continued)
(currency)  5.250%, 11/01/34 (Pre-refunded @ $ 100, 5/1/19)...... 9,275  $9,550,560
(currency)  6.000%, 11/01/40 (Pre-refunded @ $ 100, 5/1/19)...... 2,000   2,069,780
California Statewide Communities Dev. Authority (RB) (FHA INS)
            6.625%, 08/01/29 (Pre-refunded @ $ 100, 8/1/19)...... 2,225   2,340,633
California Statewide Communities Dev. Authority (RB) (CA MTG INS)
            5.750%, 08/15/38 (Pre-refunded @ $ 100, 8/15/18)..... 7,000   7,011,410
California Statewide Communities Dev. Authority (RB)
(currency)  6.000%, 07/01/40 (Pre-refunded @ $ 100, 1/1/19)...... 6,135   6,256,412
(currency)  6.125%, 07/01/46 (Pre-refunded @ $ 100, 1/1/19)...... 2,570   2,622,171
California Statewide Communities Dev. Authority (RB) Series A
(currency)  6.000%, 08/15/42 (Pre-refunded @ $ 100, 8/15/20)..... 5,000   5,448,450
Central Marin Sanitation Agency (RB)
            3.000%, 09/01/19..................................... 1,160   1,181,970
Chabot-Las Positas Community College District (GO) Series A
            3.000%, 08/01/18.....................................   500     500,000
Chabot-Las Positas Community College District (GO)
            4.000%, 08/01/22..................................... 3,050   3,315,045
City & County of San Francisco (GO) Series A
            4.750%, 06/15/19.....................................   650     670,352
City & County of San Francisco (GO) Series
            5.000%, 06/15/20.....................................   750     799,493
City & County of San Francisco (GO) Series R1
            5.000%, 06/15/20.....................................   865     922,081
            5.000%, 06/15/21.....................................   250     274,333

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ -----------
                                                                  (000)
CALIFORNIA -- (Continued)
City of Berkeley (RN)
            3.000%, 07/17/19.....................................  7,000 $ 7,105,840
City of Long Beach Harbor Revenue (RB) Series C
            5.000%, 11/15/18..................................... 26,960  27,257,369
City of Long Beach Harbor Revenue (RB) Series B
            5.000%, 05/15/19.....................................    815     838,431
City of Los Angeles (GO) Series B
            5.000%, 09/01/18.....................................  7,000   7,021,560
            5.000%, 09/01/21.....................................  1,250   1,379,225
City of Los Angeles (GO) Series A
            5.000%, 09/01/20.....................................  9,400  10,089,396
City of Los Angeles CA (RN)
            4.000%, 06/27/19.....................................  5,000   5,109,700
City of Los Angeles Wastewater System Revenue (RB) Series B
            5.000%, 06/01/21.....................................  1,400   1,533,630
City of Los Angeles Wastewater System Revenue (RB) Series A
(currency)  5.375%, 06/01/39 (Pre-refunded @ $100, 6/1/19)....... 19,000  19,643,530
City of Pasadena Electric Revenue (RB) Series A
            5.000%, 06/01/22.....................................    385     432,983
City of San Francisco Public Utilities Commission Water Revenue
  (RB)
            5.000%, 11/01/19.....................................  5,920   6,193,030
            5.000%, 11/01/20.....................................  3,825   4,121,437
            5.000%, 11/01/21.....................................  1,800   1,993,464
            4.000%, 11/01/22.....................................  3,000   3,285,390
            5.000%, 11/01/22.....................................    500     567,980
            5.000%, 11/01/23.....................................  1,835   2,131,701
City of San Francisco Public Utilities Commission Water Revenue
  (RB) Series
(currency)  5.125%, 11/01/39 (Pre-refunded @ $100, 11/1/19)......  9,000   9,419,760
City of Santa Rosa Wastewater Revenue (RB) Series A
            5.000%, 09/01/21.....................................    760     836,874
City of Tulare Sewer Revenue (RB) (AGM)
            3.000%, 11/15/19.....................................    200     204,192
Colton Joint Unified School District (GO) (AGM)
            4.000%, 08/01/20.....................................  1,000   1,047,600

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ -----------
                                                                  (000)
CALIFORNIA -- (Continued)
Conejo Valley Unified School District (GO)
            4.000%, 08/01/18.....................................    700 $   700,000
Contra Costa Water District (RB) Series U
            3.000%, 10/01/18.....................................    450     451,427
            5.000%, 10/01/19.....................................    350     365,113
Contra Costa Water District (RB) Series Q
            5.000%, 10/01/18.....................................    705     709,533
            5.000%, 10/01/19.....................................  1,345   1,403,077
County of Los Angeles CA (RN)
            4.000%, 06/28/19..................................... 33,500  34,270,835
County of Riverside CA (RN)
            4.000%, 06/28/19..................................... 32,500  33,247,825
County of Santa Clara CA (GO) Series A
(currency)  5.000%, 08/01/39 (Pre-refunded @ $100, 8/1/19).......  5,355   5,550,136
County of Ventura CA (RN)
            2.500%, 07/01/19..................................... 40,000  40,366,400
Desert Community College District (GO)
            4.000%, 08/01/19.....................................  1,750   1,796,847
            5.000%, 08/01/21.....................................    665     730,709
Desert Sands Unified School District (GO)
            4.000%, 08/01/18.....................................  1,375   1,375,000
Dixon Unified School District (GO)
            2.000%, 08/01/18.....................................    735     735,000
Dublin Unified School District (GO)
            5.000%, 02/01/19..................................... 11,775  11,994,957
East Bay Regional Park District (GO) Series A
            4.000%, 09/01/21.....................................    210     225,089
East Side Union High School District (GO)
            2.000%, 08/01/18.....................................  1,215   1,215,000
            2.000%, 08/01/20.....................................  1,055   1,065,550
East Side Union High School District (GO) Series B
            3.000%, 08/01/19.....................................  4,000   4,065,960
East Whittier City School District (GO) Series A
            2.000%, 08/01/18.....................................  1,000   1,000,000
El Rancho Unified School District (GO) (AGM)
            4.000%, 08/01/20.....................................    780     818,384
Evergreen School District (GO)
            5.000%, 08/01/19.....................................    500     518,220

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ ----------
                                                          (000)
CALIFORNIA -- (Continued)
Fontana Unified School District (GO)
    5.000%, 08/01/18..................................... 3,140  $3,140,000
    5.000%, 08/01/19..................................... 1,285   1,331,825
    4.000%, 08/01/20..................................... 3,620   3,799,624
    4.000%, 08/01/21.....................................   530     566,279
Foothill-De Anza Community College District (GO)
    4.000%, 08/01/19.....................................   550     564,724
Fort Bragg Unified School District (GO) (AGM)
    5.500%, 08/01/31 (Pre-refunded @ $100, 8/1/19).......   500     520,435
Fremont Unified School District/ Alameda County (GO)
    5.000%, 08/01/18                                        750     750,000
Fremont Union High School District (GO)
    5.000%, 08/01/18..................................... 2,325   2,325,000
    5.000%, 08/01/20..................................... 1,000   1,069,230
Gilroy Unified School District (GO) (AGM)
    4.000%, 08/01/23..................................... 1,900   2,088,404
Glendora Unified School District (GO)
    4.000%, 08/01/18.....................................   890     890,000
Grossmont Union High School District (GO)
    4.000%, 08/01/18..................................... 1,000   1,000,000
    4.000%, 08/01/20..................................... 2,420   2,540,080
Kern County Series A (AGC) Series A
    5.750%, 08/01/35 (Pre-refunded @ $100, 2/1/19).......   520     531,669
Lindsay Unified School District (GO) (AGC) Series A
    5.500%, 08/01/33 (Pre-refunded @ $100, 8/1/18)....... 1,510   1,510,000
Livermore Valley Joint Unified School District (GO)
    5.000%, 08/01/20.....................................   800     855,384
Los Altos Elementary School District (GO)
    5.000%, 08/01/19.....................................   975   1,010,529
    4.000%, 08/01/21..................................... 1,550   1,659,384
Los Angeles Community College District (GO) Series C
    5.000%, 08/01/20..................................... 1,025   1,097,222

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ -----------
                                                                  (000)
CALIFORNIA -- (Continued)
Los Angeles Community College District (GO) Series A
            5.000%, 08/01/20..................................... 10,000 $10,704,600
            5.000%, 08/01/21.....................................  2,875   3,168,825
Los Angeles Community College District (GO)
            5.000%, 08/01/21.....................................  2,890   3,185,358
Los Angeles Community College District (GO) Series
            5.000%, 08/01/23.....................................  3,350   3,874,007
Los Angeles Community College District (GO) Series F-1
(currency)  5.000%, 08/01/33 (Pre-refunded @ $100, 8/1/18).......  3,375   3,375,000
Los Angeles County Metropolitan Transportation Authority (RB)
            5.000%, 07/01/19.....................................  4,000   4,137,680
            5.000%, 07/01/20.....................................  3,085   3,290,338
Los Angeles County Metropolitan Transportation Authority (RB)
  Series C
            5.000%, 07/01/21.....................................  1,400   1,540,868
Los Angeles County Metropolitan Transportation Authority (RB)
  Series A
            5.000%, 07/01/22.....................................  1,765   1,993,197
Los Angeles Department of Water (RB) Series B
            5.000%, 07/01/19.....................................  1,000   1,034,330
Los Angeles Department of Water & Power Power System Revenue
  (RB) Series A
            5.000%, 07/01/19.....................................  2,250   2,326,410
            5.000%, 07/01/19.....................................  4,230   4,373,651
            5.000%, 07/01/21.....................................  1,750   1,923,967
            5.000%, 07/01/21.....................................  2,000   2,198,820
Los Angeles Unified School District (GO) Series KRY
            5.000%, 07/01/19.....................................  3,390   3,501,328
Los Angeles Unified School District (GO) Series B-1
            5.000%, 07/01/19.....................................  6,080   6,279,667
Los Angeles Unified School District (GO) Series A
            5.000%, 07/01/19.....................................  4,000   4,131,360
            5.000%, 07/01/19.....................................  5,530   5,711,605
            5.000%, 07/01/19.....................................  3,590   3,707,896
            5.000%, 07/01/21.....................................  3,500   3,847,935

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ ----------
                                                          (000)
CALIFORNIA -- (Continued)
Los Angeles Unified School District (GO) Series C
    5.000%, 07/01/20..................................... 1,895  $2,020,771
    5.000%, 07/01/22..................................... 5,560   6,272,069
    5.000%, 07/01/23..................................... 2,000   2,307,800
Los Angeles Unified School District (GO) Series A-2
    5.000%, 07/01/21..................................... 2,200   2,418,702
Los Angeles Unified School District (GO) Series B
    5.000%, 07/01/22..................................... 1,350   1,522,895
Los Rios Community College District (GO) Series C
    2.000%, 08/01/19..................................... 2,265   2,280,878
Los Rios Community College District (GO) Series F
    2.000%, 08/01/19..................................... 2,740   2,759,207
    2.000%, 08/01/20..................................... 2,365   2,389,123
Manhattan Beach Unified School District (GO) Series
  A-MEASURE C
    3.000%, 09/01/18..................................... 2,830   2,834,358
    4.000%, 09/01/19..................................... 1,000   1,028,650
    5.000%, 09/01/20..................................... 1,575   1,689,502
Manhattan Beach Unified School District (GO) Series F
    4.000%, 09/01/21.....................................   500     536,235
Metropolitan Water District of Southern California (RB)
  Series C
    5.000%, 07/01/19..................................... 3,000   3,103,560
Mount Diablo Unified School District (GO)
    5.000%, 02/01/19.....................................   500     509,340
Municipal Improvement Corp. of Los Angeles (RB) Series A
    5.000%, 03/01/19..................................... 9,500   9,704,820
Napa Valley Unified School District (GO) Series B
    3.000%, 08/01/18..................................... 1,000   1,000,000
New Haven Unified School District (GO) Series
    2.000%, 08/01/18.....................................   730     730,000
New Haven Unified School District (GO) (AGM)
    4.000%, 08/01/19..................................... 1,430   1,468,281
New Haven Unified School District (GO) (BAM) Series B
    5.000%, 08/01/21..................................... 3,100   3,400,576
Newhall School District (GO) (ETM)
    0.000%, 08/01/18..................................... 6,995   6,995,000

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ ----------
                                                                  (000)
CALIFORNIA -- (Continued)
Northern California Power Agency (RB) Series A
            5.000%, 07/01/19..................................... 1,000  $1,033,960
Oakland Unified School District/ Alameda County (GO)
            5.000%, 08/01/19..................................... 1,000   1,036,640
Oceanside Community Facilities District (ST)
(currency)  6.250%, 09/01/38 (Pre-refunded @ $100, 9/1/18)....... 2,325   2,334,323
Orange County Sanitation District (RB) Series A
            5.000%, 02/01/24..................................... 5,295   6,178,047
Padre Dam Municipal Water District Series A Series A
(currency)  5.250%, 10/01/34 (Pre-refunded @ $100, 10/1/19)...... 6,100   6,372,243
Palm Springs Unified School District (GO) Series D
            2.000%, 08/01/18..................................... 3,360   3,360,000
            3.000%, 08/01/20..................................... 2,185   2,251,424
Palo Alto Unified School District (GO)
            5.000%, 08/01/19..................................... 8,000   8,294,800
Palomar Community College District (GO)
            5.000%, 05/01/23.....................................   715     818,289
Pasadena Unified School District (GO)
            5.000%, 05/01/20.....................................   550     583,655
Peralta Community College District (GO)
            5.000%, 08/01/18..................................... 1,000   1,000,000
            5.000%, 08/01/19..................................... 2,220   2,301,341
Peralta Community College District (GO) Series B
            5.000%, 08/01/22..................................... 1,845   2,070,957
Poway Unified School District (GO)
            3.250%, 08/01/18..................................... 1,350   1,350,000
Redwood City School District (GO)
            4.000%, 08/01/19..................................... 1,000   1,026,560
            4.000%, 08/01/20.....................................   450     472,329
Riverside Unified School District (GO) Series A
            5.000%, 08/01/19..................................... 2,100   2,175,453
Rowland Unified School District (GO) Series B
            5.000%, 08/01/18.....................................   525     525,000

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ -----------
                                                                  (000)
CALIFORNIA -- (Continued)
Sacramento City Unified School District (GO)
            5.000%, 07/01/24.....................................  1,375 $ 1,599,799
Sacramento Municipal Utility District (RB)
            5.000%, 07/01/19.....................................  2,000   2,067,920
Sacramento Municipal Utility District (RB) Series F
            5.000%, 08/15/19.....................................  3,350   3,478,204
Sacramento Municipal Utility District (RB) Series X
            5.000%, 08/15/21.....................................    750     826,680
San Diego County Water Authority Financing Corp. (RB)
            5.000%, 05/01/20.....................................  1,385   1,471,729
            5.000%, 05/01/21.....................................    550     602,542
San Diego Public Facilities Financing Authority Sewer Revenue
  (RB) Series B
(currency)  5.000%, 05/15/20 (Pre-refunded @ $100, 5/15/19)......  2,400   2,470,320
San Diego Public Facilities Financing Authority Sewer Revenue
  (RB)
            5.000%, 05/15/22.....................................  4,425   4,977,196
San Diego Public Facilities Financing Authority Sewer Revenue
  (RB) Series A
(currency)  5.000%, 05/15/22 (Pre-refunded @ $100, 5/15/19)......  1,695   1,744,663
(currency)  5.250%, 05/15/24 (Pre-refunded @ $100, 5/15/20)......  1,235   1,316,967
(currency)  5.250%, 05/15/39 (Pre-refunded @ $100, 5/15/19)......  3,500   3,609,375
San Diego Public Facilities Financing Authority Water Revenue
  (RB) (ETM) Series A
            5.000%, 08/01/18.....................................  1,260   1,260,000
San Diego Public Facilities Financing Authority Water Revenue
  (RB) Series
(currency)  5.000%, 08/01/20 (Pre-refunded @ $100, 8/1/19).......  1,045   1,083,080
(currency)  5.375%, 08/01/34 (Pre-refunded @ $100, 8/1/19)....... 13,350  13,885,869

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
CALIFORNIA -- (Continued)
San Diego Unified School District (GO) Series H-
    5.000%, 07/01/19..................................... 15,210 $15,712,386
San Diego Unified School District (GO) Series R-3
    5.000%, 07/01/23.....................................  2,000   2,301,700
San Francisco Bay Area Rapid Transit District (GO)
  Series C
    4.000%, 08/01/19.....................................    300     308,091
San Francisco City & County Public Utilities Commission
  Wastewater Revenue (RB) Series A
    5.000%, 10/01/18.....................................    800     805,144
San Francisco Community College District (GO)
    5.000%, 06/15/19.....................................  1,625   1,677,357
    5.000%, 06/15/20.....................................  2,700   2,875,581
    5.000%, 06/15/22.....................................  2,000   2,240,520
San Francisco County Transportation Authority (RB)
    3.000%, 02/01/20.....................................  5,000   5,123,350
San Francisco Unified School District (GO)
    5.000%, 06/15/21.....................................  2,200   2,415,424
San Francisco Unified School District (GO) Series F&C
    2.000%, 06/15/22.....................................  1,750   1,774,832
San Jose Evergreen Community College District (GO)
  Series A
    3.000%, 09/01/19.....................................  1,000   1,018,180
San Jose Evergreen Community College District (GO)
    5.000%, 09/01/21.....................................    250     275,845
San Jose Unified School District (GO) Series E
    5.000%, 08/01/18.....................................    400     400,000
San Juan Unified School District (GO)
    2.000%, 08/01/19..................................... 14,330  14,427,587
    3.000%, 08/01/22.....................................  1,200   1,259,088
San Leandro Unified School District (GO) Series B
    4.000%, 08/01/21.....................................    265     282,898
San Luis Coastal Unified School District (GO) Series B
    4.000%, 08/01/18.....................................  2,615   2,615,000

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ ----------
                                                                  (000)
CALIFORNIA -- (Continued)
San Mateo County Community College District (GO)
            4.000%, 09/01/18.....................................   775  $  776,806
            4.000%, 09/01/21..................................... 1,310   1,403,717
San Rafael City High School District (GO) Series B
            3.000%, 08/01/19.....................................   735     746,973
            4.000%, 08/01/20.....................................   305     319,887
San Ramon Valley Unified School District (GO)
            4.000%, 08/01/21..................................... 4,225   4,524,426
Santa Barbara Unified School District (RN)
            3.000%, 06/28/19..................................... 5,000   5,067,350
Santa Clara County Financing Authority (RB)
            5.000%, 02/01/19..................................... 3,610   3,678,157
Santa County Clara (GO) Series B
            5.000%, 08/01/18..................................... 5,000   5,000,000
Santa Monica Community College District (GO) Series A
            5.000%, 08/01/19.....................................   315     326,542
Sonoma County (RB)
            5.000%, 09/01/19..................................... 6,035   6,265,115
Sonoma Valley Unified School District (GO)
            2.000%, 08/01/18..................................... 1,200   1,200,000
            3.000%, 08/01/19.....................................   600     610,014
South Bay Union School District/San Diego County (GO) (AGC)
  Series A
            6.000%, 08/01/23 (Pre-refunded @ $100, 8/1/19).......   700     732,417
Southern California Public Power Authority (RB)
            5.000%, 07/01/20..................................... 1,175   1,253,208
Southwestern Community College District (GO)
            5.000%, 08/01/19..................................... 2,230   2,310,592
State Helena Unified School District (GO)
            4.000%, 08/01/18.....................................   750     750,000
Tustin Unified School District (GO)
(currency)  6.000%, 08/01/36 (Pre-refunded @ $100, 8/1/21)....... 1,500   1,691,460
Union Elementary School District (GO) Series
            3.000%, 09/01/18..................................... 1,130   1,131,740

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ ----------
                                                                  (000)
CALIFORNIA -- (Continued)
University of California (RB) Series O
(currency)  5.750%, 05/15/25 (Pre-refunded @ $100, 5/15/19)...... 2,000  $2,070,300
(currency)  5.250%, 05/15/39 (Pre-refunded @ $100, 5/15/19)...... 1,615   1,665,469
Upland Unified School District (GO) (AGM) Series A
            5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/18)....... 1,450   1,450,000
Victor Valley Community College District (GO) Series C
(currency)  5.750%, 08/01/44 (Pre-refunded @ $100, 8/1/19)....... 3,150   3,288,127
Walnut Valley Unified School District (GO) Series
            5.000%, 08/01/19..................................... 3,050   3,161,142
Washington Unified School District/ Yolo County (GO)
            4.000%, 08/01/20..................................... 1,000   1,046,590

                                                           FACE
                                                          AMOUNT     VALUE+
                                                          ------ --------------
                                                          (000)
CALIFORNIA -- (Continued)
West Contra Costa Unified School District (GO) Series A
    4.000%, 08/01/18..................................... 2,135  $    2,135,000
West Contra Costa Unified School District (GO) Series B
    6.000%, 08/01/21..................................... 1,000       1,126,380
West Contra Costa Unified School District (GO) (AGM)
    5.000%, 08/01/18..................................... 1,415       1,415,000
    5.000%, 08/01/20.....................................   820         876,096
    5.000%, 08/01/21..................................... 2,350       2,578,561
Westlands Water District (RB) (AGM) Series A
    4.000%, 09/01/20..................................... 1,045       1,095,453
Whittier Union High School District (GO) Series
    2.000%, 08/01/18..................................... 1,480       1,480,000
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $1,108,428,665)^^..................................        $1,109,351,775
                                                                 ==============

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                 ---------------------------------------------
                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                 ------- -------------- ------- --------------
Municipal Bonds.   --    $1,109,351,775   --    $1,109,351,775
                   --    --------------   --    --------------
TOTAL...........   --
                   --    $1,109,351,775   --    $1,109,351,775
                   ==    ==============   ==    ==============

           DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ ----------
                                                                  (000)
MUNICIPAL BONDS -- (100.0%)
CALIFORNIA -- (100.0%)
Albany Unified School District (GO)
            4.000%, 08/01/21.....................................   240  $  256,210
Alhambra Unified School District (GO) (AGC) Series A
            5.250%, 08/01/18.....................................   375     375,000
Amador County Unified
            School District (GO).................................
            4.000%, 08/01/19.....................................   385     394,841
Anaheim Housing & Public Improvements Authority RB
(currency)  5.000%, 10/01/32 (Pre-refunded @ $100, 10/1/21)......   235     259,703
(currency)  5.000%, 10/01/34 (Pre-refunded @ $100, 10/1/21)......   400     442,048
Anaheim Housing & Public Improvements Authority (RB)
(currency)  5.000%, 10/01/41 (Pre-refunded @ $100, 10/1/21)......   960   1,060,915
Anaheim Union High School District (GO)
            5.000%, 08/01/19.....................................   855     886,156
            5.000%, 08/01/23..................................... 1,905   2,192,141
Antelope Valley Community College District (GO) Series A
            5.000%, 08/01/24.....................................   850     993,437
Antelope Valley Union High School District (GO)
            4.000%, 08/01/21.....................................   500     533,770
            5.000%, 08/01/22..................................... 1,650   1,851,399
Arcadia Unified School District (GO)
            3.000%, 08/01/26..................................... 1,035   1,092,298
Azusa Unified School District (GO)
            4.000%, 07/01/21.....................................   400     426,396
            5.000%, 07/01/21.....................................   825     902,806
Bay Area Toll Authority (RB) Series S-4
(currency)  5.000%, 04/01/30 (Pre-refunded @ $100, 4/1/23)....... 2,500   2,865,925

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ ----------
                                                                  (000)
CALIFORNIA -- (Continued)
Bay Area Toll Authority (RB) Series F-1
(currency)  5.125%, 04/01/39 (Pre-refunded @ $100, 4/1/19)....... 3,450  $3,538,975
Berkeley Unified School District (GO)
            5.000%, 08/01/19.....................................   325     336,811
Berkeley Unified School District (GO) Series
            5.000%, 08/01/23.....................................   600     689,196
Berryessa Union School District (GO) (AMBAC)
            5.375%, 08/01/18.....................................   200     200,000
Beverly Hills Unified School District (GO)
            2.000%, 08/01/21.....................................   145     146,862
            2.000%, 08/01/22..................................... 2,805   2,838,464
Buena Park School District (GO) (AGM)
            2.500%, 08/01/21.....................................    75      76,813
Burbank Unified School District (GO)
            5.000%, 08/01/24.....................................   300     351,921
Butte-Glenn Community College District (GO)
            2.500%, 08/01/20.....................................   550     561,000
California Health Facilities
            Financing Authority (RB) Series C....................
(currency)  6.500%, 10/01/33 (Pre-refunded @ $100, 10/1/18)...... 1,000   1,008,680
California Infrastructure & Economic Dev. Bank (RB) (FGIC) (ETM)
            5.000%, 07/01/25..................................... 2,500   2,980,225
California Infrastructure & Economic Development Bank (RB)
  (AMBAC)
            5.000%, 07/01/36.....................................   225     275,087
California Municipal Finance Authority (RB)
(currency)  5.750%, 01/01/33 (Pre-refunded @ $100, 1/1/22).......   750     850,320
(currency)  6.000%, 01/01/42 (Pre-refunded @ $100, 1/1/22)....... 3,905   4,459,588

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ ----------
                                                          (000)
CALIFORNIA -- (Continued)
California State (GO) (ETM) Series A
    5.000%, 07/01/19..................................... 1,400  $1,446,886
California State (GO)
    5.000%, 09/01/19..................................... 1,795   1,867,195
    3.125%, 10/01/19.....................................   100     102,135
    5.000%, 10/01/19..................................... 1,000   1,042,940
    5.000%, 10/01/19.....................................   500     521,470
    4.000%, 11/01/19.....................................   135     139,493
    5.000%, 02/01/20..................................... 1,200   1,263,780
    5.250%, 02/01/20.....................................   500     528,425
    5.000%, 04/01/20.....................................   900     952,623
    5.000%, 08/01/20..................................... 1,000   1,069,230
    5.000%, 09/01/20..................................... 1,000   1,071,850
    5.000%, 10/01/20..................................... 1,375   1,477,369
    5.000%, 10/01/20..................................... 4,040   4,340,778
    5.000%, 11/01/20.....................................   750     807,952
    4.000%, 12/01/20.....................................   750     792,772
    5.000%, 12/01/20..................................... 1,240   1,339,014
    5.000%, 02/01/21.....................................   700     758,751
    5.000%, 04/01/21.....................................   475     517,076
    5.000%, 08/01/21..................................... 3,500   3,844,750
    5.000%, 08/01/21..................................... 1,750   1,922,375
    5.000%, 09/01/21.....................................   460     506,386
    5.000%, 09/01/21..................................... 3,705   4,078,612
    5.000%, 09/01/21.....................................   175     192,647
    5.000%, 10/01/21.....................................   200     220,698
    5.000%, 02/01/22..................................... 2,575   2,862,318
    5.000%, 04/01/22.....................................   940   1,049,360
    5.000%, 08/01/22..................................... 1,250   1,406,175
    4.000%, 09/01/22.....................................   525     571,321
    5.000%, 09/01/22.....................................   625     704,650
    5.250%, 09/01/22..................................... 2,585   2,939,791
    5.000%, 10/01/22..................................... 1,000   1,129,510
    5.250%, 10/01/22..................................... 2,380   2,712,034
    5.000%, 12/01/22..................................... 1,245   1,411,905
    5.000%, 02/01/23..................................... 1,400   1,592,710
    5.000%, 08/01/23..................................... 1,500   1,724,535
    5.000%, 09/01/23..................................... 1,635   1,882,768
    5.000%, 10/01/23.....................................   100     115,390
    5.000%, 11/01/23.....................................   875   1,011,255
    5.000%, 05/01/24.....................................   975   1,135,329
    5.000%, 09/01/24..................................... 1,000   1,170,940
    5.000%, 10/01/24.....................................   400     469,000
    5.000%, 11/01/24.....................................   850     997,934
    5.500%, 02/01/25..................................... 1,000   1,207,520
    5.000%, 08/01/25..................................... 1,000   1,187,090
    5.000%, 08/01/25..................................... 3,275   3,887,720
    5.000%, 10/01/25..................................... 1,000   1,190,450
    5.000%, 08/01/26..................................... 1,000   1,201,870
    5.000%, 08/01/26.....................................   800     961,496
    5.000%, 08/01/26..................................... 1,400   1,682,618
    5.000%, 08/01/26..................................... 2,850   3,425,329
    5.000%, 09/01/26.....................................   305     366,900
    3.500%, 08/01/27..................................... 2,220   2,429,723
    5.000%, 08/01/27..................................... 6,250   7,597,437

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ ----------
                                                                  (000)
CALIFORNIA -- (Continued)
California State (GO) Series B
            5.000%, 09/01/21..................................... 1,060  $1,166,890
            5.000%, 09/01/21..................................... 1,700   1,871,428
            5.000%, 09/01/23..................................... 2,285   2,631,269
California State Department of Water Resources (RB)
            (ETM) Series AS 5.000%, 12/01/19.....................    15      15,705
            5.000%, 12/01/22.....................................    15      16,991
California State Department of Water Resources (RB)
            Series AS 5.000%, 12/01/19...........................   530     555,991
            5.000%, 12/01/22..................................... 1,485   1,687,391
            5.000%, 12/01/24..................................... 1,000   1,180,130
California State Department of Water Resources (RB)
            Series AM 5.000%, 12/01/22........................... 4,105   4,675,554
California State Department of Water Resources (RB)
            Series 5.000%, 12/01/22.............................. 3,210   3,656,158
            5.000%, 12/01/23.....................................   900   1,047,231
California State Department of Water Resources Power Supply
  Revenue (RB)
            Series M 4.000%, 05/01/19............................   455     464,341
California State Department of Water Resources Power Supply
  Revenue (RB)
            Series L 5.000%, 05/01/19............................   925     950,844
            5.000%, 05/01/20..................................... 3,380   3,589,222
(currency)  5.000%, 05/01/22.....................................
            (Pre-refunded @ $100, 5/1/20)........................   610     647,539
California State Department of Water Resources Power Supply
  Revenue (RB)
            Series O 5.000%, 05/01/21............................ 3,640   3,982,560
            5.000%, 05/01/22..................................... 6,765   7,595,539
California State Public Works
            Board (RB) (ETM) Series 5.000%, 09/01/20............. 1,000   1,072,270
            5.000%, 09/01/21..................................... 1,740   1,918,211
California State Public Works Board (RB) (ETM) Series F
            5.000%, 10/01/20.....................................   500     537,445
California State University (RB) Series A
            5.000%, 11/01/18..................................... 1,300   1,312,298
            5.000%, 11/01/19..................................... 3,000   3,135,690

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ ----------
                                                                  (000)
CALIFORNIA -- (Continued)
            5.000%, 11/01/19.....................................   450  $  470,354
            5.000%, 11/01/20.....................................   685     738,718
            5.000%, 11/01/25..................................... 1,015   1,219,451
            5.000%, 11/01/25..................................... 2,000   2,402,860
California State University (RB) (AGM) Series C 5.000%, 11/01/22    100     113,728
California Statewide Communities Dev. Authority (RB)
(currency). 6.000%, 06/01/33 (Pre-refunded @ $100, 6/1/21)....... 1,295   1,451,656
Capistrano Unified School District School Facilities Improvement
  District No. 1 (GO)
            4.000%, 08/01/22.....................................   170     184,158
Carlsbad Unified School District (GO)
            5.000%, 08/01/21.....................................   230     252,655
Central Marin Sanitation Agency (RB)
            4.000%, 09/01/21..................................... 1,425   1,527,386
Chabot-Las Positas Community College District (GO)
            5.000%, 08/01/22.....................................   900   1,012,815
            4.000%, 08/01/23..................................... 1,970   2,171,275
Chaffey Community College District (GO) Series E
            4.000%, 06/01/22.....................................   335     362,674
Chico Unified School District (GO) Series A-2
            4.000%, 08/01/24.....................................   250     277,678
Chino Valley Unified School District (GO) Series A
            4.000%, 08/01/21.....................................   200     214,114
Chula Vista Elementary School District (GO)
            5.000%, 08/01/22..................................... 1,835   2,059,732
Chula Vista Municipal Financing Authority (RB)
            5.000%, 05/01/25.....................................   250     295,725
City & County of San Francisco (GO) Series A
            4.750%, 06/15/19.....................................   545     562,064
City & County of San Francisco (GO)
            4.000%, 06/15/20.....................................   800     838,088
            5.000%, 06/15/20..................................... 1,715   1,828,173
City & County of San Francisco (GO) Series R1
            5.000%, 06/15/20.....................................   500     532,995
            5.000%, 06/15/21..................................... 2,315   2,540,319

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ ----------
                                                                  (000)
CALIFORNIA -- (Continued)
City & County of San Francisco (GO) Series
            5.000%, 06/15/20.....................................   575  $  612,944
            5.000%, 06/15/20..................................... 2,000   2,131,980
            5.000%, 06/15/22..................................... 2,200   2,476,892
City of Grover Beach (GO)
            5.000%, 09/01/23.....................................   360     414,364
City of Long Beach Harbor Revenue (RB) Series B
            5.000%, 05/15/19.....................................   250     257,188
City of Los Angeles (GO) Series
            4.000%, 09/01/18.....................................   780     781,771
City of Los Angeles (GO) Series B
            5.000%, 09/01/19.....................................   600     623,538
            5.000%, 09/01/24..................................... 1,000   1,177,840
City of Los Angeles (GO) Series A
            5.000%, 09/01/20.....................................   445     477,636
City of Oakland (GO) Series A
            5.000%, 01/15/25.....................................   500     588,060
City of Pacifica COP
            5.000%, 01/01/24.....................................   250     289,410
City of Pasadena Electric Revenue (RB) Series A
            5.000%, 06/01/22..................................... 1,000   1,124,630
City of San Francisco Public Utilities Commission Water Revenue
  (RB) Series
            5.000%, 11/01/19.....................................   420     439,370
(currency)  5.000%, 11/01/23 (Pre-refunded @ $100, 11/1/20)...... 1,000   1,077,500
(currency)  5.500%, 11/01/30 (Pre-refunded @ $100, 11/1/20)...... 1,000   1,088,510
City of San Francisco Public Utilities Commission Water Revenue
  (RB)
            5.000%, 11/01/21.....................................   865     957,970
            5.000%, 11/01/22..................................... 1,335   1,516,507
            5.000%, 11/01/23.....................................   100     116,169
            5.000%, 11/01/24..................................... 1,250   1,478,825
            5.000%, 11/01/25..................................... 1,000   1,201,430
Coachella Valley Unified School District (GO) (BAM)
            4.000%, 08/01/22.....................................   825     893,706
Colton Joint Unified School District (GO)
            5.000%, 08/01/21.....................................   900     986,985
Conejo Valley Unified School District (GO)
            2.000%, 08/01/18..................................... 2,350   2,350,000
            4.000%, 08/01/18.....................................   115     115,000

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ ----------
                                                                  (000)
CALIFORNIA -- (Continued)
Conejo Valley Unified School District (GO) Series
            5.000%, 08/01/21.....................................   500  $  549,865
Contra Costa Transportation Authority (RB) Series
(currency)  5.000%, 03/01/23 (Pre-refunded @ $100, 3/1/20).......   500     528,035
Corona-Norco Unified School District (GO) Series B
            3.000%, 08/01/23.....................................   500     526,345
            5.000%, 08/01/27.....................................   150     181,932
Culver City School Facilities Financing Authority (RB) (AGM)
            5.500%, 08/01/26.....................................   855   1,058,746
Cupertino Union School District (GO) Series B
            4.000%, 08/01/21.....................................   400     428,472
Davis Joint Unified School District (GO)
            5.000%, 08/01/18.....................................   420     420,000
Davis Joint Unified School District Community Facilities
  District (ST) (AGM)
            3.000%, 08/15/19.....................................   500     507,680
            3.000%, 08/15/22..................................... 1,000   1,037,400
Desert Sands Unified School District (GO)
            5.000%, 08/01/21..................................... 3,000   3,304,770
Dublin Unified School District (GO)
            5.000%, 02/01/19.....................................   425     432,939
            5.000%, 08/01/22.....................................   875     985,049
            5.000%, 08/01/23..................................... 1,665   1,915,965
East Bay Regional Park District (GO) Series A-
            5.000%, 09/01/27.....................................   550     672,573
East Side Union High School District (GO) Series D
            3.000%, 08/01/19.....................................   825     838,604
East Side Union High School District (GO) Series A
            3.000%, 08/01/21.....................................   575     597,954
East Side Union High School District (GO)
            4.000%, 08/01/21.....................................   600     641,430
El Rancho Unified School District (GO) (AGM)
            4.000%, 08/01/21..................................... 1,285   1,367,510
Elsinore Valley Municipal Water District Financing Authority
  (RB) Series A
            5.000%, 07/01/24.....................................   200     234,400

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ ----------
                                                          (000)
CALIFORNIA -- (Continued)
Enterprise Elementary School District (GO)
    4.000%, 09/01/19.....................................   500  $  514,325
Fallbrook Union Elementary School District (GO) Series
    A 5.000%, 08/01/20...................................   200     213,846
Folsom Cordova Unified School District School Facilities
  Improvement Dist No. 5 (GO) Series C
    5.000%, 10/01/25.....................................   100     119,265
Folsom Cordova Unified School District School Facilities
  Improvement Dist No. 5 (GO) (AGM) Series B
    5.000%, 10/01/26.....................................   250     301,833
Fontana Unified School District (GO)
    5.000%, 08/01/19.....................................   600     621,864
    4.000%, 08/01/21..................................... 1,585   1,693,493
    4.000%, 08/01/22.....................................   875     949,279
Fountain Valley Public Finance Authority (RB) Series
    5.000%, 07/01/24.....................................   250     292,848
Franklin-Mckinley School District (GO)
    4.000%, 08/01/23.....................................   325     357,552
Fresno Unified School District (GO) (AGM) Series A
    4.500%, 08/01/20.....................................   480     508,522
Gilroy Unified School District (GO) (AGM)
    4.000%, 08/01/24..................................... 2,615   2,904,507
Grossmont Healthcare District (GO) Series
    5.000%, 07/15/23.....................................   100     114,790
Grossmont Union High School District (GO) Series A
    5.000%, 08/01/18.....................................   200     200,000
Grossmont Union High School District (GO)
    5.000%, 08/01/27.....................................   500     610,065
Hacienda La Puente Unified School District (GO) (NATL)
    5.000%, 08/01/23.....................................   225     259,263
Huntington Beach Public Financing Authority (RB)
    4.000%, 09/01/18.....................................   200     200,468
Jurupa Unified School District (GO) (AGM)
    4.000%, 08/01/18.....................................   235     235,000
    5.000%, 08/01/20.....................................   725     774,894

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ ----------
                                                          (000)
CALIFORNIA -- (Continued)
Kern High School District (GO) (AGM)
    5.000%, 08/01/19.....................................   250  $  259,110
Kern High School District (GO) Series E
    2.000%, 08/01/19..................................... 1,350   1,359,193
    2.000%, 08/01/20..................................... 2,435   2,460,300
    3.000%, 08/01/21.....................................   465     483,563
Kern High School District (GO) Series A
    3.000%, 08/01/20..................................... 3,885   4,001,550
    3.000%, 08/01/26.....................................   895     945,218
Lakeside Union School District/San Diego County (GO)
    5.000%, 08/01/23.....................................   695     796,894
Lancaster Financing Authority (NATL) (ETM)
    5.250%, 02/01/20.....................................   540     569,954
Liberty Union High School District (GO)
    5.000%, 08/01/20.....................................   380     405,840
    4.000%, 08/01/21.....................................   500     534,225
Lompoc Unified School District (GO) (AGC)
    5.250%, 08/01/20.....................................   540     580,030
Long Beach Unified School District (GO)
    5.000%, 08/01/20..................................... 1,500   1,603,845
    5.000%, 08/01/26.....................................   200     241,186
Los Altos Elementary School District (GO)
    4.000%, 08/01/21.....................................   250     267,643
    4.000%, 08/01/21.....................................   470     503,168
Los Angeles Community College District (GO) Series C
    5.000%, 08/01/19.....................................   950     984,713
    5.000%, 08/01/25..................................... 1,240   1,481,775
    5.000%, 06/01/26..................................... 2,500   3,014,900
Los Angeles Community College District (GO) Series A
    5.000%, 08/01/21..................................... 2,725   3,003,495
    5.000%, 08/01/23.....................................   340     393,183
    5.000%, 08/01/24.....................................   250     294,508
Los Angeles Community College District (GO) Series
    5.000%, 08/01/23.....................................   650     751,673
Los Angeles Convention & Exhibit Center Authority (RB)
  (ETM) Series A
    4.500%, 08/15/18.....................................   300     300,366

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ ----------
                                                          (000)
CALIFORNIA -- (Continued)
Los Angeles County Metropolitan Transportation Authority
  (RB) Series B
    5.000%, 06/01/19.....................................   370  $  381,611
    5.000%, 06/01/20.....................................   500     531,940
    5.000%, 07/01/20.....................................   525     559,944
Los Angeles County Metropolitan Transportation Authority
  (RB) Series A
    5.000%, 07/01/19..................................... 1,000   1,034,420
    5.000%, 07/01/21.....................................   520     572,166
    5.000%, 07/01/22.....................................   870     983,544
    5.000%, 07/01/25..................................... 1,590   1,906,776
Los Angeles County Metropolitan Transportation Authority
  (RB) Series C
    5.000%, 07/01/20.....................................   525     559,944
Los Angeles County Metropolitan Transportation Authority
  (RB)
    5.000%, 07/01/20.....................................   830     885,245
    5.000%, 07/01/20.....................................   300     319,968
Los Angeles County Metropolitan Transportation Authority
  (RB) Series
    5.000%, 07/01/27..................................... 3,165   3,881,588
Los Angeles County Public Works Financing Authority (RB)
  Series
    5.000%, 12/01/25.....................................   165     197,596
Los Angeles Department of Water (RB) Series B
    5.000%, 07/01/20.....................................   500     534,065
    5.000%, 07/01/22.....................................   435     490,710
Los Angeles Department of Water & Power Power System
  Revenue (RB) Series D
    4.000%, 07/01/19..................................... 1,000   1,024,900
Los Angeles Department of Water & Power Power System
  Revenue (RB) Series A
    5.000%, 07/01/19.....................................   370     382,565
    5.000%, 07/01/19..................................... 1,195   1,235,582
    5.000%, 07/01/20.....................................   600     640,410
    5.000%, 07/01/21..................................... 1,000   1,099,410
    5.000%, 07/01/21..................................... 2,950   3,243,259
    5.000%, 07/01/21..................................... 1,650   1,814,026
Los Angeles Unified School District (GO) Series I
    5.000%, 07/01/19.....................................   750     774,630
Los Angeles Unified School District (GO) Series A
    3.000%, 07/01/20.....................................   790     812,720

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ ----------
                                                          (000)
CALIFORNIA -- (Continued)
    5.000%, 07/01/20.....................................   900  $  959,733
    5.000%, 07/01/20.....................................   150     159,956
    2.000%, 07/01/22..................................... 1,210   1,227,823
    5.000%, 07/01/22..................................... 1,115   1,257,798
    5.000%, 07/01/24.....................................   720     847,368
    5.000%, 07/01/26..................................... 1,270   1,540,319
Los Angeles Unified School District (GO) Series A-2
    5.000%, 07/01/21..................................... 2,600   2,858,466
Los Angeles Unified School District (GO) Series A-1
    5.000%, 07/01/21..................................... 1,710   1,879,991
Los Angeles Unified School District (GO) Series C
    5.000%, 07/01/22.....................................   500     564,035
    5.000%, 07/01/23..................................... 3,050   3,519,395
Los Angeles Unified School District (GO) Series B-1
    5.000%, 07/01/27.....................................   500     614,115
Los Rios Community College District (GO)
    5.000%, 08/01/19..................................... 2,965   3,073,638
Los Rios Community College District (GO) Series F
    3.000%, 08/01/21.....................................   800     832,168
Los Rios Community College District (GO) Series B
    5.000%, 08/01/23.....................................   510     586,342
Lynwood Unified School District (GO) (AGM)
    5.000%, 08/01/21.....................................   450     491,972
    5.000%, 08/01/22.....................................   485     542,017
Manhattan Beach Unified School District (GO) Series C
    3.500%, 09/01/21..................................... 1,185   1,253,137
Manhattan Beach Unified School District (GO) Series E
    3.000%, 09/01/22.....................................   560     587,675
Merced Union High School District (GO) (AGC) Series A
    4.000%, 08/01/18.....................................   250     250,000
Metropolitan Water District of Southern California (RB)
  Series A
    5.000%, 07/01/19..................................... 1,090   1,127,627
Montebello Unified School District (GO)
    5.000%, 08/01/20.....................................   415     442,880
Moreland School District (GO) Series B
    5.000%, 08/01/21.....................................   500     549,095

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ ----------
                                                          (000)
CALIFORNIA -- (Continued)
Moreno Valley Public Financing Authority (RB)
    5.000%, 11/01/20..................................... 1,470  $1,578,163
Morongo Unified School District (GO)
    3.000%, 08/01/22.....................................   480     500,606
Morongo Unified School District (GO) Series A
    5.000%, 08/01/24.....................................   100     116,322
    5.000%, 08/01/25.....................................    80      94,340
    5.000%, 08/01/26.....................................   220     262,101
    5.000%, 08/01/27.....................................   120     144,467
Mount Diablo Unified School District (GO)
    3.250%, 08/01/19.....................................   500     509,580
Mount Diablo Unified School District (GO) Series G
    3.000%, 08/01/24.....................................   800     845,000
Municipal Improvement Corp. of Los Angeles (RB) Series A
    5.000%, 11/01/24.....................................   325     383,445
New Haven Unified School District (GO) (AGC) (ETM)
    5.000%, 08/01/19.....................................    55      57,004
New Haven Unified School District (GO) (AGC)
    5.000%, 08/01/19.....................................    95      98,481
Northern Humboldt Union High School District (GO)
    4.000%, 08/01/26.....................................   220     247,863
Oak Park Unified School District (GO)
    4.000%, 08/01/22.....................................   445     482,954
Oakland Joint Powers Financing Authority (RB) (AGC)
  Series B
    4.500%, 08/01/18.....................................   500     500,000
Oakland Unified School District/ Alameda County (GO)
  Series C
    5.000%, 08/01/20.....................................   255     272,758
    5.000%, 08/01/26.....................................   500     602,560
Oakland Unified School District/ Alameda County (GO)
    5.000%, 08/01/20..................................... 1,005   1,074,988
    5.000%, 08/01/22..................................... 1,500   1,688,655
    5.000%, 08/01/24.....................................   900   1,054,098
    5.000%, 08/01/26.....................................   575     692,944
Oakland Unified School District/ Alameda County (GO)
  Series
    5.000%, 08/01/21.....................................   610     670,274
    4.000%, 08/01/22.....................................   350     380,559
    4.000%, 08/01/24.....................................   500     557,450

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ ----------
                                                          (000)
CALIFORNIA -- (Continued)
    5.000%, 08/01/25.....................................   540  $  642,573
Oakland Unified School District/ Alameda County (GO)
  Series A
    5.000%, 08/01/22..................................... 3,000   3,377,310
    5.000%, 08/01/25.....................................   750     892,462
Oakland Unified School District/ Alameda County (GO)
  Series B
    5.000%, 08/01/24..................................... 1,675   1,961,793
Oakland Unified School District/ Alameda County (GO)
  (AGM)
    5.000%, 08/01/23.....................................   300     345,063
    5.000%, 08/01/24..................................... 1,125   1,317,622
Oxnard Union High School District (GO)
    4.000%, 08/01/21.....................................   320     341,904
    4.000%, 08/01/22.....................................   500     542,445
Palm Springs Unified School District (GO)
    5.000%, 08/01/19.....................................   500     518,015
Palomar Community College District (GO)
    5.000%, 05/01/21.....................................   965   1,053,365
Palomar Community College District (GO) Series D
    5.000%, 08/01/23.....................................   150     172,532
Palos Verdes Peninsula Unified School District (GO)
  Series B
    5.000%, 11/01/21.....................................   250     276,955
Pasadena Unified School District (GO) Series B
    5.000%, 08/01/24.....................................   800     937,472
Piedmont Unified School District (GO)
    3.000%, 08/01/20.....................................   845     870,350
Plumas Unified School District (GO) (AGM)
    5.250%, 08/01/21.....................................   800     882,648
Porterville Unified School District Facilities
  Improvement District (GO) (AGM) Series B
    5.000%, 08/01/18.....................................   450     450,000
    5.000%, 08/01/19.....................................   325     336,778
Poway Unified School District (GO)
    5.000%, 08/01/19.....................................   200     207,288
Rancho Santiago Community College District (GO) (AGM)
    5.250%, 09/01/20.....................................   500     539,115

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ ----------
                                                                  (000)
CALIFORNIA -- (Continued)
Redlands Financing Authority (RB) Series
            5.000%, 09/01/22                                      1,290  $1,454,398
Redlands Unified School District (GO)
            5.000%, 07/01/26                                        300     359,976
            5.000%, 07/01/27.....................................   500     607,785
Redwood City School District (GO)
            5.000%, 08/01/27                                         50      60,644
            5.000%, 08/01/28.....................................    85     104,370
Reed Union School District (GO)
            4.000%, 08/01/27.....................................   460     523,227
Regents of the University of California Medical Center Pooled
  Revenue (RB) Series J
(currency)  5.250%, 05/15/29 (Pre-refunded @ $100, 5/15/23)......   670     777,863
Regents of the University of California Medical Center Pooled
  Revenue (RB) Series
            (currency) 5.000%, 05/15/33 (Pre-refunded @ $100,
              5/15/23)...........................................   500     574,780
Riverside County Infrastructure Financing Authority (RB) Series A
            5.000%, 11/01/24..................................... 1,100   1,290,740
Sacramento City Unified School District (GO)
            5.000%, 07/01/24..................................... 1,800   2,094,282
Sacramento Municipal Utility District (RB) Series D
            5.000%, 08/15/22.....................................   525     592,741
Sacramento Municipal Utility District (RB) Series F
            5.000%, 08/15/22..................................... 1,000   1,129,030
Sacramento Municipal Utility District (RB) Series E
            5.000%, 08/15/23..................................... 1,050   1,212,162
Saddleback Valley Unified School District (GO)
            5.000%, 08/01/22.....................................   465     523,097
San Diego Community College District (GO)
            5.000%, 08/01/24..................................... 1,300   1,527,409
San Diego County Water Authority Financing Corp. (RB)
            5.000%, 05/01/21.....................................   310     339,614

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ ----------
                                                                  (000)
CALIFORNIA -- (Continued)
San Diego County Water
Authority Financing Corp. (RB) Series
(currency)  5.250%, 05/01/23 (Pre-refunded @ $100, 11/1/19)...... 1,395  $1,462,211
San Diego Public Facilities Financing Authority Sewer Revenue
  (RB) Series A
            4.000%, 05/15/20..................................... 3,000   3,139,230
(currency)  5.250%, 05/15/24 (Pre-refunded @ $100, 5/15/20)...... 1,975   2,106,081
(currency)  5.375%, 05/15/34 (Pre-refunded @ $100, 5/15/19)......   650     670,949
San Diego Public Facilities
Financing Authority Sewer Revenue (RB)
            5.000%, 05/15/22.....................................   700     787,353
San Diego Public Facilities Financing Authority Sewer Revenue
  (RB) Series B
(currency)  5.500%, 05/15/23 (Pre-refunded @ $100, 5/15/19)......   500     516,600
San Diego Public Facilities Financing Authority Water Revenue
  (RB) Series A
(currency)  5.000%, 08/01/23 (Pre-refunded @ $100, 8/1/20)....... 2,690   2,874,023
San Diego Unified School District (GO) Series R-3
            5.000%, 07/01/20.....................................   435     463,871
            5.000%, 07/01/21..................................... 1,705   1,870,914
            5.000%, 07/01/22..................................... 1,000   1,125,240
            5.000%, 07/01/23.....................................   300     345,255
San Diego Unified School District (GO) Series R-5
            5.000%, 07/01/26.....................................   110     133,056
San Diego Unified School District (GO) (AGM) Series C-2
            5.500%, 07/01/21..................................... 4,270   4,746,062
            5.500%, 07/01/25..................................... 2,550   3,123,571
San Diego Unified School District (GO) (NATL) Series D-1
            5.500%, 07/01/24.....................................   190     228,205
San Dieguito Union High School District (GO) Series A-2
            5.000%, 08/01/23.....................................   490     563,603

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ ----------
                                                                  (000)
CALIFORNIA -- (Continued)
San Francisco Bay Area Rapid Transit District (GO) Series C
            4.000%, 08/01/19.....................................   325  $  333,765
San Francisco Bay Area Rapid Transit District Sales Tax Revenue
  (RB)
            4.000%, 07/01/26.....................................   375     424,358
San Francisco City & County Airport Comm-San Francisco
  International Airport (RB)
(currency)  5.000%, 05/01/21 (Pre-refunded @ $100, 5/1/20).......   540     572,270
San Francisco City & County Airport Comm-San Francisco
  International Airport (RB) Series D
(currency)  5.000%, 05/01/23 (Pre-refunded @ $100, 5/3/21).......   875     951,326
San Francisco Community College District (GO) Series D
            5.000%, 06/15/20.....................................   600     639,018
San Francisco Community College District (GO)
            5.000%, 06/15/20..................................... 2,100   2,236,563
            5.000%, 06/15/22..................................... 2,070   2,318,938
            5.000%, 06/15/23..................................... 3,775   4,320,525
            5.000%, 06/15/24..................................... 1,365   1,591,508
San Francisco County Transportation Authority (RB)
            3.000%, 02/01/22..................................... 2,000   2,090,700
San Francisco Municipal Transportation Agency (RB) Series
            5.000%, 03/01/20.....................................   860     909,192
San Francisco Unified School District (GO)
            5.000%, 06/15/20.....................................   725     771,871
            5.000%, 06/15/21.....................................   230     252,522
San Francisco Unified School District (GO) Series F&C
            2.000%, 06/15/22..................................... 1,580   1,602,420
San Joaquin County Transportation Authority (RB) Series A
(currency)  6.000%, 03/01/36 (Pre-refunded @ $100, 3/1/21).......   335     372,383

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ ----------
                                                          (000)
CALIFORNIA -- (Continued)
San Jose Evergreen Community College District (GO)
    5.000%, 09/01/21..................................... 1,750  $1,930,915
San Jose Evergreen Community College District (GO)
  Series A
    4.000%, 09/01/23.....................................   100     110,737
San Juan Unified School District (GO)
    3.000%, 08/01/22..................................... 1,480   1,552,875
    5.000%, 08/01/22.....................................   800     900,944
    3.000%, 08/01/24.....................................   610     645,728
    3.000%, 08/01/25..................................... 1,475   1,563,928
    3.000%, 08/01/26..................................... 3,135   3,322,724
San Juan Water District (RB)
    5.000%, 02/01/26.....................................   500     596,655
San Lorenzo Unified School District (GO)
    5.000%, 08/01/21.....................................   265     290,774
San Ramon Valley Unified School District (GO)
    4.000%, 08/01/21..................................... 1,600   1,713,392
Santa Ana Unified School District (GO) Series A
    5.000%, 08/01/18.....................................   275     275,000
Santa Ana Unified School District (GO)
    5.000%, 08/01/25.....................................   350     416,231
Santa County Clara (GO) Series C
    5.000%, 08/01/26.....................................   900   1,085,337
    5.000%, 08/01/27.....................................   170     207,577
Santa Cruz City High School District (GO)
    4.000%, 08/01/22.....................................   715     775,982
Santa Monica Community College District (GO) Series A
    5.000%, 08/01/22.....................................   225     253,298
    5.000%, 08/01/22.....................................   400     450,308
    5.000%, 08/01/26.....................................   105     126,709
Santa Monica Public Financing Authority (RB) Series B
    4.000%, 12/01/19.....................................   175     181,305
Simi Valley Unified School District (GO)
    5.000%, 08/01/23.....................................   260     299,458
Sonoma Valley Unified School District (GO) Series B
    5.000%, 08/01/25.....................................   500     593,900
Southern California Public Power Authority (RB)
    4.000%, 07/01/19.....................................   575     589,317

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ ----------
                                                                  (000)
CALIFORNIA -- (Continued)
Standard Elementary School District (GO) Series A
            4.000%, 08/01/24.....................................   240  $  266,714
Stockton Unified School District (GO) (AGM)
            5.000%, 07/01/20.....................................   150     159,662
Sylvan Union School District (GO) Series
            5.000%, 08/01/26.....................................   405     485,773
Tahoe Forest Hospital District (GO)
            4.000%, 08/01/20.....................................   295     310,054
Tustin Unified School District (GO)
(currency)  5.250%, 08/01/31 (Pre-refunded @ $100, 8/1/21).......   415     459,542
University of California (RB) Series AF
(currency)  5.000%, 05/15/26 (Pre-refunded @ $100, 5/15/23)......   400     459,824
University of California (RB) Series G
(currency)  5.000%, 05/15/37 (Pre-refunded @ $100, 5/15/22)......   305     341,746
Upland Unified School District (GO) Series A
            5.000%, 08/01/21.....................................   500     548,480
Upper Santa Clara Valley Joint Powers Authority (RB) (ETM)
  Series A
            4.000%, 08/01/21..................................... 1,125   1,203,030
Vista Unified School District (GO)
            5.000%, 08/01/19.....................................   200     207,288
Walnut Creek Elementary School District Contra Costa County (GO)
            4.000%, 09/01/25.....................................   100     112,299
Washington Unified School District/ Yolo County (GO)
            4.000%, 08/01/19.....................................   450     461,273
West Contra Costa Unified School District (GO) (AGM)
            5.000%, 08/01/20.....................................   100     106,841
West Contra Costa Unified School District (GO) Series
            B 6.000%, 08/01/20................................... 1,475   1,604,815
West Contra Costa Unified School District (GO)
            5.000%, 08/01/21.....................................   430     471,822

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ ----------
                                                          (000)
CALIFORNIA -- (Continued)
West Contra Costa Unified School District (GO) Series A
    5.000%, 08/01/24..................................... 1,095  $1,279,781
West Contra Costa Unified School District (GO) Series A-1
    5.000%, 08/01/25.....................................   520     617,287
    5.000%, 08/01/26.....................................   545     655,019
    5.000%, 08/01/27.....................................   575     698,964
West Covina Unified School District (GO) (AGM)
    5.000%, 08/01/21.....................................   385     420,674
Western Riverside Water & Wastewater Financing Authority
  (RB) (AGC)
    5.000%, 09/01/19.....................................   250     260,055
Westside Union School District (GO) Series A
    3.000%, 08/01/21.....................................   300     311,976

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------ ------------
                                                          (000)
CALIFORNIA -- (Continued)
    4.000%, 08/01/23.....................................  700   $    771,169
Whittier Union High School District (GO) Series
    2.000%, 08/01/19.....................................  645        649,392
Windsor Unified School District (GO)
    4.000%, 08/01/26.....................................  105        117,972
Wright Elementary School District (GO) Series A
    3.000%, 08/01/20.....................................  165        169,457
Yosemite Unified School District (GO) (AGM)
    4.000%, 08/01/19.....................................  395        405,057
Yuba Community College District (GO) Series B
    4.000%, 08/01/21.....................................  355        379,513
                                                                 ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $418,694,119)^^....................................        $420,007,772
                                                                 ============

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                 -----------------------------------------
                 LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                 ------- ------------ ------- ------------
Municipal Bonds.   --    $420,007,772   --    $420,007,772
                   --    ------------   --    ------------
TOTAL...........   --    $420,007,772   --    $420,007,772
                   ==    ============   ==    ============

                        DFA NY MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ ----------
                                                          (000)
MUNICIPAL BONDS -- (100.0%)
NEW YORK -- (100.0%)
Albany County (GO)
    5.000%, 06/01/21.....................................   370  $  403,489
Amityville Union Free School District (BAN) (ST AID
  WITHHLDG)
    2.750%, 06/21/19.....................................   750     757,313
Ardsley Union Free School District (GO) (ST AID WITHHLDG)
    3.000%, 11/01/18.....................................   200     200,842
    2.250%, 08/15/23.....................................   290     294,292
Babylon Union Free School District (GO) (ST AID WITHHLDG)
    2.000%, 06/15/20.....................................   290     292,285
Brewster Central School District (GO) (ST AID WITHHLDG)
    2.000%, 10/01/19.....................................   100     100,655
Chappaqua Central School District (GO) (ST AID WITHHLDG)
    2.125%, 06/15/19.....................................   365     367,340
City of New York (GO) Series
    4.000%, 08/01/18.....................................   200     200,000
    5.000%, 08/01/18.....................................   195     195,000
    5.000%, 08/01/19.....................................   150     155,177
City of New York (GO) Series A
    5.000%, 08/01/18.....................................   250     250,000
    5.000%, 08/01/23..................................... 1,200   1,365,492
    5.000%, 08/01/24.....................................   620     716,286
    5.000%, 08/01/25.....................................   220     257,569
City of New York (GO) Series B-
    4.000%, 12/01/18..................................... 2,000   2,017,440
    City of New York (GO) Series G
    5.000%, 08/01/19.....................................   800     827,608
    City of New York (GO) Series K
    5.000%, 08/01/19..................................... 1,000   1,034,510
    City of New York (GO) Series B
    5.000%, 08/01/19.....................................   115     118,969
    5.000%, 08/01/21..................................... 1,000   1,093,580
    City of New York (GO) Series E
    5.000%, 08/01/19..................................... 1,050   1,086,235
    5.000%, 08/01/21.....................................   625     683,488

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ ----------
                                                                  (000)
NEW YORK -- (Continued)
City of New York (GO)
            5.000%, 08/01/19.....................................   900  $  931,059
(currency)  5.450%, 04/01/31.....................................
            (Pre-refunded @ $100, 4/1/19)                           965     991,103
City of New York (GO) Series J7-
            5.000%, 08/01/20..................................... 1,000   1,065,960
City of New York (GO) Series C
            5.000%, 08/01/20.....................................   200     213,192
            5.000%, 08/01/20.....................................   100     106,596
City of New York (GO) Series F-
            5.000%, 06/01/21.....................................   300     326,631
City of New York (GO) Series F
            5.000%, 08/01/21.....................................   300     328,074
City of New York (GO) Series I-
            5.000%, 03/01/22.....................................   265     293,109
City of New York
            4.000%, 08/01/20.....................................   100     104,639
City of Rochester (BAN) Series 3
            2.500%, 08/02/18.....................................   720     720,022
City of Rochester (BAN) Series III
            2.000%, 08/08/19..................................... 1,400   1,405,796
City of Rochester (GO) Series I
            4.000%, 10/15/21.....................................   675     721,656
Columbia County (GO) (AGM) Series A
            2.000%, 02/01/19.....................................   275     275,773
Corning City School District (GO) (ST AID WITHHLDG)
            5.000%, 06/15/19.....................................   750     772,508
East Hampton Union Free School District (GO) (ST AID WITHHLDG)
            5.000%, 06/01/19.....................................   850     875,304
East Islip Union Free School District (GO) (ST AID WITHHLDG)
            4.000%, 07/01/19.....................................   240     245,666
Eastport-South Manor Central School District (GO) (ST AID
  WITHHLDG)
            4.000%, 08/01/23.....................................   500     544,595

DFA NY MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ ----------
                                                                  (000)
NEW YORK -- (Continued)
Haverstraw-Stony Point Central School District (GO) (ST AID
  WITHHLDG)
            3.000%, 08/15/22.....................................   200  $  207,322
            3.000%, 08/15/23.....................................   360     374,004
Herricks Union Free School District (GO) (ST AID WITHHLDG)
            4.000%, 06/15/21.....................................   150     159,620
Hilton Central School District (GO) (ST AID WITHHLDG)
            2.000%, 06/15/21.....................................   450     450,995
Lancaster Central School District (BAN) (ST AID WITHHLDG)
            3.000%, 06/13/19.....................................   500     505,865
Lindenhurst Union Free School District (GO) (ST AID WITHHLDG)
            2.250%, 09/01/23.....................................   195     196,213
Long Island Power Authority (RB) Series A
(currency)  6.000%, 05/01/33 (Pre-refunded @ $100, 5/1/19)....... 1,000   1,033,900
Long Island Power Authority (RB) (BHAC-CR) Series A BHAC-CR
            6.000%, 05/01/33.....................................   400     413,712
Longwood Central School District Suffolk County (GO) (ST AID
  WITHHLDG)
            2.000%, 06/15/21..................................... 1,195   1,200,640
Metropolitan Transportation Authority (RB) (NATL) Series B
            5.250%, 11/15/18..................................... 1,285   1,299,533
Metropolitan Transportation Authority (RB) (ETM) Series
            A 5.000%, 11/15/21...................................   145     160,080
Metropolitan Transportation Authority (RB) Series A
            5.000%, 11/15/21.....................................   855     939,884
Middle Country Central School District (GO) (ST AID WITHHLDG)
            2.000%, 08/15/21.....................................   500     503,385
Middletown City School District (GO) (ST AID WITHHLDG)
            2.000%, 06/15/20.....................................   500     503,665
            5.000%, 09/15/24.....................................   130     151,297

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ ----------
                                                                  (000)
NEW YORK -- (Continued)
Nassau County (BAN) Series B
            5.000%, 12/14/18.....................................   700  $  709,373
Nassau County Interim Finance Authority (RB) Series A
            5.000%, 11/15/21.....................................   505     557,348
New Rochelle City School District (GO) (ST AID WITHHLDG)
            4.000%, 06/01/20.....................................   300     313,209
New York City Transitional Finance Authority Future Tax Secured
  Revenue (RB)
(currency)  5.250%, 11/01/27 (Pre-refunded @ $100, 11/1/18)......   485     489,651
(currency)  5.000%, 05/01/34 (Pre-refunded @ $100, 5/1/19)....... 1,000   1,026,490
New York State (GO) Series C
            5.000%, 04/15/22.....................................   600     669,378
New York State Dormitory Authority (RB) Series D
            3.000%, 02/15/19.....................................   175     176,545
            5.000%, 02/15/24.....................................   300     344,904
New York State Dormitory Authority (RB) Series E
            5.000%, 02/15/19..................................... 1,390   1,417,077
            5.000%, 03/15/20.....................................   850     896,427
            5.000%, 02/15/21.....................................   900     972,711
            5.000%, 03/15/21..................................... 1,000   1,083,100
New York State Dormitory Authority (RB) Series A-
            5.000%, 03/15/19.....................................   270     276,053
New York State Dormitory Authority (RB) Series C
            5.000%, 03/15/19.....................................   150     153,363
            5.000%, 03/15/20.....................................   300     316,386
New York State Dormitory Authority (RB) Series A
            5.000%, 03/15/19..................................... 1,650   1,686,993
            5.000%, 07/01/20.....................................   395     419,901
(currency)  5.000%, 07/01/21 (Pre-refunded @ $100, 7/1/19).......   455     469,478
            5.000%, 12/15/21.....................................   150     165,570
            5.000%, 10/01/22.....................................   475     535,705
            4.000%, 12/15/22.....................................   100     108,588
            5.000%, 12/15/22.....................................   500     563,790
            5.000%, 03/15/23.....................................   200     225,968
(currency)  5.500%, 07/01/25 (Pre-refunded @ $100, 7/1/20).......   900     963,594

DFA NY MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ ----------
                                                                  (000)
NEW YORK -- (Continued)
(currency)  5.000%, 02/15/34 (Pre-refunded @ $100, 2/15/19)...... 1,600  $1,631,600
(currency)  5.000%, 07/01/39 (Pre-refunded @ $100, 7/1/19).......   700     722,274
New York State Dormitory Authority (RB) Series
            5.000%, 08/15/19.....................................   495     513,107
            5.000%, 03/15/23.....................................   650     734,396
New York State Dormitory Authority (RB) Series B-
            5.000%, 02/15/20..................................... 2,690   2,829,907
            5.000%, 02/15/25.....................................   550     640,723
New York State Dormitory Authority (RB) Series B
            5.000%, 02/15/22..................................... 1,000   1,106,610
            5.000%, 02/15/24.....................................   455     523,104
New York State Dormitory Authority (RB)
(currency)  6.125%, 12/01/29 (Pre-refunded @ $100, 12/1/18)...... 1,640   1,666,076
(currency)  6.250%, 12/01/37 (Pre-refunded @ $100, 12/1/18)...... 2,550   2,591,590
New York State Dormitory Authority (RB) (AGM ST INTERCEPT)
            5.250%, 08/15/20.....................................   360     360,533
New York State Dormitory Authority (RB) (ST AID WITHHLDG) Series
  C
            7.250%, 10/01/28.....................................   815     823,069
New York State Environmental Facilities Corp. (RB) Series A
            5.250%, 12/15/18.....................................   260     263,749
New York State Thruway Authority (RB) Series A
(currency)  5.000%, 03/15/26 (Pre-refunded @ $100, 9/15/18)......   435     436,992
New York State Thruway Authority Highway & Bridge Trust Fund
  (RB) Series B
(currency)  5.000%, 04/01/22 (Pre-refunded @ $100, 10/1/18)......   415     417,552
New York State Urban Dev. Corp. (RB) Series A
            5.000%, 03/15/21.....................................   300     324,930
New York State Urban Dev. Corp. (RB) Series A-1
            5.000%, 03/15/21.....................................   360     389,916

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ ----------
                                                                  (000)
NEW YORK -- (Continued)
New York State Urban Development Corp. (RB)
            Series A 5.000%, 03/15/19                               300  $  306,726
            5.000%, 03/15/20.....................................   560     590,587
            5.000%, 03/15/20..................................... 1,550   1,634,661
            5.000%, 03/15/22.....................................   630     698,456
            5.000%, 03/15/25..................................... 1,200   1,400,268
Niagara-Wheatfield Central School District (GO) (ST AID WITHHLDG)
            3.000%, 03/15/19.....................................   330     333,284
North Shore Central School District (GO) (ST AID WITHHLDG)
            2.000%, 12/15/18.....................................   740     741,865
            2.000%, 12/15/22.....................................   285     285,949
            2.000%, 12/15/23.....................................   550     548,884
North Tonawanda City School District (GO) (ST AID WITHHLDG)
            4.000%, 09/15/21.....................................   650     693,589
Oceanside Union Free School District (GO) (ST AID WITHHLDG)
            2.500%, 07/01/23.....................................   520     529,656
Onondaga Civic Dev. Corp. (RB)
(currency)  5.125%, 07/01/31 (Pre-refunded @ $100, 7/1/19)....... 1,375   1,420,952
Onondaga County (GO)
            5.000%, 05/15/19.....................................   115     118,168
Orange County (GO)
            3.000%, 08/15/20.....................................   665     683,168
            3.000%, 08/15/21.....................................   830     859,548
Pelham Union Free School District (GO) (ST AID WITHHLDG)
            5.000%, 08/15/19.....................................   605     627,258
Penfield Central School District (GO) (AGC ST AID WITHHLDG)
            3.750%, 06/15/19.....................................   350     357,081
Plainview Old Bethpage Central School District (GO) (ST AID
  WITHHLDG)
            4.000%, 12/15/18.....................................   320     323,168
Port Authority of New York & New Jersey (RB) Series 194TH
            5.000%, 10/15/19.....................................   790     823,693

DFA NY MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT  VALUE+
                                                          ------ --------
                                                          (000)
NEW YORK -- (Continued)
Port Authority of New York & New Jersey (RB) Series 189
    5.000%, 05/01/23.....................................  305   $347,569
Port Washington Union Free School District (GO) (ST AID
  WITHHLDG)
    2.000%, 12/01/18.....................................  350    350,777
Red Hook Central School District (GO) (ST AID WITHHLDG)
    4.000%, 06/15/20.....................................  150    156,602
Riverhead Central School District (GO) (ST AID WITHHLDG)
    3.000%, 03/15/22.....................................  120    124,723
    2.000%, 10/15/22.....................................  280    281,800
Sachem Central School District (GO) (ST AID WITHHLDG)
    5.000%, 10/15/19.....................................  200    208,480
Schenectady County (GO)
    5.000%, 06/15/25.....................................  140    165,155
Sewanhaka Central High School District of Elmont (GO)
  (ST AID WITHHLDG)
    3.000%, 07/15/23.....................................  590    616,550
Spencerport Central School District (GO) (ST AID
  WITHHLDG)
    2.000%, 06/15/21.....................................  500    502,500
Suffern Central School District (GO) (ST AID WITHHLDG)
    5.000%, 10/15/21.....................................  215    236,313
Taconic Hills Central School District at Craryville (GO)
  (ST AID WITHHLDG)
    5.000%, 06/15/20.....................................  100    106,293
    4.000%, 06/15/22.....................................  250    269,298
Three Village Central School District Brookhaven &
  Smithtown (GO) (ST AID WITHHLDG)
    2.000%, 08/15/18.....................................  380    380,106
Town of Babylon (GO)
    3.000%, 07/01/25.....................................  375    395,126
Town of Bedford (GO) Series A
    3.000%, 03/15/21.....................................  455    470,088
    3.000%, 03/15/25.....................................  330    346,800
Town of Brookhaven (GO) Series
    3.000%, 03/15/22.....................................  650    675,584
Town of Cheektowaga (GO)
    5.000%, 07/15/23.....................................  265    301,771

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ ----------
                                                          (000)
NEW YORK -- (Continued)
Town of Clarence (GO)
    2.250%, 08/01/24.....................................   210  $  210,821
Town of Hempstead (GO) Series B
    5.000%, 09/15/21..................................... 2,250   2,467,417
Town of Huntington (GO) Series B
    5.000%, 11/01/20..................................... 2,280   2,450,384
Town of Huntington (GO)
    2.000%, 12/01/23.....................................   220     219,776
Town of LaGrange (GO)
    4.000%, 03/01/19.....................................   280     284,175
    4.000%, 03/01/20.....................................   220     228,241
Town of North Hempstead (GO) Series A
    3.000%, 04/01/24.....................................   425     446,713
Triborough Bridge & Tunnel Authority (RB) Series
    4.000%, 11/15/18.....................................   100     100,781
Triborough Bridge & Tunnel Authority (RB) Series A-RMKT
  11/15/12
    5.000%, 11/15/18.....................................   140     141,491
Triborough Bridge & Tunnel Authority (RB) Series B
    4.000%, 11/15/18.....................................   250     251,953
    5.000%, 11/15/18..................................... 1,170   1,182,460
    5.000%, 11/15/19.....................................   700     731,899
    5.000%, 11/15/20.....................................   300     322,941
    5.000%, 11/15/22.....................................   190     214,464
Triborough Bridge & Tunnel Authority (RB) Series A-1
    5.000%, 11/15/19.....................................   300     313,671
Triborough Bridge & Tunnel Authority (RB) Series A
    5.000%, 11/15/20.....................................   165     177,618
Tuckahoe Union Free School District (GO) (ST AID
  WITHHLDG)
    5.000%, 07/15/19.....................................   145     149,866
    5.000%, 07/15/21.....................................   230     251,696
Ulster County (GO)
    2.000%, 11/15/22.....................................   240     239,801
Vestal Central School District (GO) (AGM ST AID WITHHLDG)
    3.750%, 06/15/19.....................................   150     153,035
Wantagh Union Free School District (GO) (ST AID WITHHLDG)
    2.000%, 11/15/22.....................................   250     251,638
West Islip Union Free School District (GO) (ST AID
  WITHHLDG) Series A
    4.000%, 10/01/18.....................................   500     502,210

DFA NY MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
NEW YORK -- (Continued)
Yorktown Central School District (GO) (ST AID WITHHLDG)
    2.000%, 07/01/21.....................................  400   $   401,240
                                                                 -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $91,603,691)^^...................................        $91,563,885
                                                                 ===========

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                 ---------------------------------------
                 LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                 -------  ----------- ------- -----------
Municipal Bonds.   --     $91,563,885   --    $91,563,885
                   --     -----------   --    -----------
TOTAL...........   --     $91,563,885   --    $91,563,885
                   ==     ===========   ==    ===========

                      DIMENSIONAL RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                                                                   SHARES      VALUE+
                                                                                                   -------   -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc. 639,711   $ 7,369,466
Investment in DFA One-Year Fixed Income Portfolio of DFA Investment Dimensions Group Inc.......... 482,779     4,948,484
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc....................  45,331       991,842
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.................  40,870       983,732
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc............  24,918       588,561
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc..........  20,571       292,519
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.......  13,380       292,232
                                                                                                             -----------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $15,039,167)..............................................................................           $15,466,836
                                                                                                             -----------
TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional U.S. Government Money Market Fund, 1.830%
  (Cost $2,451)...................................................................................   2,451         2,451
                                                                                                             -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $15,041,618)^^............................................................................           $15,469,287
                                                                                                             ===========

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------
                                   LEVEL 1     LEVEL 2 LEVEL 3    TOTAL
                                 -----------   ------- ------- -----------
Affiliated Investment Companies. $15,466,836     --      --    $15,466,836
Temporary Cash Investments             2,451     --      --          2,451
                                 -----------     --      --    -----------
TOTAL........................... $15,469,287     --      --    $15,469,287
                                 ===========     ==      ==    ===========

              DIMENSIONAL 2045 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                                                                 SHARES    VALUE+
                                                                                                 ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.................. 726,427 $15,894,215
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc............... 659,661  15,878,034
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.......... 399,981   9,447,561
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc........ 332,840   4,732,982
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc..... 212,998   4,651,889
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.. 125,054   1,335,580
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc. 134,534   1,334,577
                                                                                                         -----------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $45,297,755)............................................................................         $53,274,838
                                                                                                         -----------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund, 1.830%
  (Cost $79,387)................................................................................ 79,387       79,387
                                                                                                         -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $45,377,142)^^..........................................................................         $53,354,225
                                                                                                         ===========

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------
                                   LEVEL 1     LEVEL 2 LEVEL 3    TOTAL
                                 -----------   ------- ------- -----------
Affiliated Investment Companies. $53,274,838     --      --    $53,274,838
Temporary Cash Investments......      79,387     --      --         79,387
                                 -----------     --      --    -----------
TOTAL........................... $53,354,225     --      --    $53,354,225
                                 ===========     ==      ==    ===========

              DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                                                                  SHARES    VALUE+
                                                                                                  ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc................ 561,995 $13,527,212
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc................... 617,729  13,515,902
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc........... 340,799   8,049,670
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc......... 282,754   4,020,764
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc...... 181,385   3,961,450
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc... 106,552   1,137,981
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.. 114,629   1,137,123
                                                                                                          -----------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $38,220,556).............................................................................         $45,350,102
                                                                                                          -----------
TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional U.S. Government Money Market Fund, 1.830%
  (Cost $73,946).................................................................................  73,946      73,946
                                                                                                          -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $38,294,502)^^...........................................................................         $45,424,048
                                                                                                          ===========

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ----------------------------------------
                                                     LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                                   -----------  ------- ------- -----------
Affiliated Investment Companies................... $45,350,102    --      --    $45,350,102
Temporary Cash Investments........................      73,946    --      --         73,946
                                                   -----------    --      --    -----------
TOTAL............................................. $45,424,048    --      --    $45,424,048
                                                   ===========    ==      ==    ===========

              DIMENSIONAL 2055 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                                                                  SHARES    VALUE+
                                                                                                  ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.6%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc................ 209,566 $ 5,044,242
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc................... 230,360   5,040,285
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc........... 127,086   3,001,781
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc......... 105,449   1,499,480
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc......  67,653   1,477,541
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc...  39,661     423,576
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc..  42,667     423,257
                                                                                                          -----------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $14,930,013).............................................................................         $16,910,162
                                                                                                          -----------
TEMPORARY CASH INVESTMENTS -- (0.4%)
State Street Institutional U.S. Government Money Market Fund, 1.830%
  (Cost $63,211).................................................................................  63,211      63,212
                                                                                                          -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $14,993,224)^^...........................................................................         $16,973,374
                                                                                                          ===========

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ----------------------------------------
                                                     LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                                   -----------  ------- ------- -----------
Affiliated Investment Companies................... $16,910,162    --      --    $16,910,162
Temporary Cash Investments........................      63,212    --      --         63,212
                                                   -----------    --      --    -----------
TOTAL............................................. $16,973,374    --      --    $16,973,374
                                                   ===========    ==      ==    ===========

              DIMENSIONAL 2060 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                                                                  SHARES    VALUE+
                                                                                                  ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.5%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc................ 152,999 $ 3,682,685
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc................... 168,180   3,679,770
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc...........  92,790   2,191,714
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.........  77,006   1,095,027
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc......  49,418   1,079,294
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc...  28,845     308,067
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc..  31,032     307,834
                                                                                                          -----------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $11,117,063).............................................................................         $12,344,391
                                                                                                          -----------
TEMPORARY CASH INVESTMENTS -- (0.5%)
State Street Institutional U.S. Government Money Market Fund, 1.830%
  (Cost $63,022).................................................................................  63,022      63,021
                                                                                                          -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $11,180,085)^^...........................................................................         $12,407,412
                                                                                                          ===========

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ----------------------------------------
                                                     LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                                   -----------  ------- ------- -----------
Affiliated Investment Companies................... $12,344,391    --      --    $12,344,391
Temporary Cash Investments........................      63,021    --      --         63,021
                                                   -----------    --      --    -----------
TOTAL............................................. $12,407,412    --      --    $12,407,412
                                                   ===========    ==      ==    ===========

              DIMENSIONAL 2005 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                                                                    SHARES    VALUE+
                                                                                                    ------- ----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.. 249,562 $2,874,950
Investment in DFA One-Year Fixed Income Portfolio of DFA Investment Dimensions Group Inc........... 122,569  1,256,335
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.....................  16,090    352,036
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc..................  14,616    351,816
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.............   8,923    210,749
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc...........   7,415    105,445
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc........   4,769    104,160
                                                                                                            ----------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $5,008,376)^^..............................................................................         $5,255,491
                                                                                                            ==========

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ----------------------------------------
                                                    LEVEL 1      LEVEL 2 LEVEL 3   TOTAL
                                                   ----------    ------- ------- ----------
Affiliated Investment Companies................... $5,255,491      --      --    $5,255,491
                                                   ----------      --      --    ----------
TOTAL............................................. $5,255,491      --      --    $5,255,491
                                                   ==========      ==      ==    ==========

              DIMENSIONAL 2010 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                                                                     SHARES     VALUE+
                                                                                                    --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.. 1,228,716 $14,154,809
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.....................    69,940   1,530,279
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc..................    63,253   1,522,504
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.............    38,494     909,223
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc...........    32,002     455,071
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc........    20,517     448,101
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc............................    30,400     283,330
                                                                                                              -----------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $18,447,703)^^.............................................................................           $19,303,317
                                                                                                              ===========

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ----------------------------------------
                                                     LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                                   -----------  ------- ------- -----------
Affiliated Investment Companies................... $19,303,317    --      --    $19,303,317
                                                   -----------    --      --    -----------
TOTAL............................................. $19,303,317    --      --    $19,303,317
                                                   ===========    ==      ==    ===========

              DIMENSIONAL 2015 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                                                                     SHARES     VALUE+
                                                                                                    --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.6%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.. 2,470,515 $28,460,336
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc............................   619,096   5,769,978
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.....................   164,831   3,606,498
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc..................   149,746   3,604,386
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.............    91,371   2,158,185
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc...........    75,724   1,076,796
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc........    48,915   1,068,294
                                                                                                              -----------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $43,273,486)...............................................................................           $45,744,473
                                                                                                              -----------
TEMPORARY CASH INVESTMENTS -- (0.4%)
State Street Institutional U.S. Government Money Market Fund, 1.830%
  (Cost $190,592)..................................................................................   190,592     190,592
                                                                                                              -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $43,464,078)^^.............................................................................           $45,935,065
                                                                                                              ===========

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ----------------------------------------
                                                     LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                                   -----------  ------- ------- -----------
Affiliated Investment Companies................... $45,744,473    --      --    $45,744,473
Temporary Cash Investments........................     190,592    --      --        190,592
                                                   -----------    --      --    -----------
TOTAL............................................. $45,935,065    --      --    $45,935,065
                                                   ===========    ==      ==    ===========

              DIMENSIONAL 2020 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                                                                     SHARES      VALUE+
                                                                                                    --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.. 3,938,525 $ 45,371,805
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc............................ 2,748,068   25,611,998
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc..................   382,619    9,209,629
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.....................   420,578    9,202,257
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.............   232,040    5,480,793
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc...........   192,578    2,738,458
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc........   123,600    2,699,424
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group
  Inc..............................................................................................    76,936      763,201
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group
  Inc..............................................................................................    71,461      763,201
                                                                                                              ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $94,733,193)^^.............................................................................           $101,840,766
                                                                                                              ============

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   -----------------------------------------
                                                     LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                                   ------------ ------- ------- ------------
Affiliated Investment Companies................... $101,840,766   --      --    $101,840,766
                                                   ------------   --      --    ------------
TOTAL............................................. $101,840,766   --      --    $101,840,766
                                                   ============   ==      ==    ============

              DIMENSIONAL 2025 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                                                                     SHARES      VALUE+
                                                                                                    --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc............................ 4,948,456 $ 46,119,608
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.. 1,974,534   22,746,632
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc..................   751,091   18,078,753
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.....................   824,307   18,035,835
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.............   455,183   10,751,415
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc...........   378,773    5,386,152
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc........   245,053    5,351,960
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group
  Inc..............................................................................................   436,105    4,657,605
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group
  Inc..............................................................................................   469,162    4,654,092
                                                                                                              ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $123,008,193)..............................................................................           $135,782,052
                                                                                                              ------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund, 1.830%
  (Cost $177,138)..................................................................................   177,138      177,138
                                                                                                              ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $123,185,331)^^............................................................................           $135,959,190
                                                                                                              ============

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   -----------------------------------------
                                                     LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                                   ------------ ------- ------- ------------
Affiliated Investment Companies................... $135,782,052   --      --    $135,782,052
Temporary Cash Investments........................      177,138   --      --         177,138
                                                   ------------   --      --    ------------
TOTAL............................................. $135,959,190   --      --    $135,959,190
                                                   ============   ==      ==    ============

              DIMENSIONAL 2030 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                                                                     SHARES      VALUE+
                                                                                                    --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc............................ 4,573,830 $ 42,628,099
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc..................   997,733   24,015,432
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc..................... 1,096,133   23,983,382
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.............   608,119   14,363,778
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group
  Inc..............................................................................................   835,654    8,289,683
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group
  Inc..............................................................................................   776,048    8,288,196
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc...........   503,902    7,165,481
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc........   326,015    7,120,170
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc..    79,959      921,122
                                                                                                              ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $122,720,066)..............................................................................           $136,775,343
                                                                                                              ------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional U.S. Government Money Market Fund, 1.830%
  (Cost $37,836)...................................................................................    37,836       37,836
                                                                                                              ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $122,757,902)^^............................................................................           $136,813,179
                                                                                                              ============

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   -----------------------------------------
                                                     LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                                   ------------ ------- ------- ------------
Affiliated Investment Companies................... $136,775,343   --      --    $136,775,343
Temporary Cash Investments........................       37,836   --      --          37,836
                                                   ------------   --      --    ------------
TOTAL............................................. $136,813,179   --      --    $136,813,179
                                                   ============   ==      ==    ============

              DIMENSIONAL 2035 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                                                                  SHARES     VALUE+
                                                                                                 --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc..................   991,300 $21,689,632
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc...............   897,084  21,592,808
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc......................... 1,436,552  13,388,665
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc..........   544,188  12,853,710
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc..   806,875   8,617,428
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group
  Inc...........................................................................................   868,691   8,617,417
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc........   452,152   6,429,603
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.....   290,758   6,350,159
                                                                                                           -----------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $87,776,293)............................................................................           $99,539,422
                                                                                                           -----------
TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional U.S. Government Money Market Fund, 1.830%
  (Cost $156,835)...............................................................................   156,835     156,835
                                                                                                           -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $87,933,128)^^..........................................................................           $99,696,257
                                                                                                           ===========

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ----------------------------------------
                                                     LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                                   -----------  ------- ------- -----------
Affiliated Investment Companies................... $99,539,422    --      --    $99,539,422
Temporary Cash Investments........................     156,835    --      --        156,835
                                                   -----------    --      --    -----------
TOTAL............................................. $99,696,257    --      --    $99,696,257
                                                   ===========    ==      ==    ===========

              DIMENSIONAL 2040 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                                                                  SHARES    VALUE+
                                                                                                  ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.3%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc................ 846,990 $20,387,048
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc................... 931,050  20,371,371
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc........... 513,704  12,133,705
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.. 683,231   6,777,654
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc... 634,612   6,777,654
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc......... 426,345   6,062,623
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc...... 273,628   5,976,040
                                                                                                          -----------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $67,071,468).............................................................................         $78,486,095
                                                                                                          -----------
TEMPORARY CASH INVESTMENTS -- (0.7%)
State Street Institutional U.S. Government Money Market Fund, 1.830%
  (Cost $519,945)................................................................................ 519,945     519,945
                                                                                                          -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $67,591,413)^^...........................................................................         $79,006,040
                                                                                                          ===========

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ----------------------------------------
                                                     LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                                   -----------  ------- ------- -----------
Affiliated Investment Companies................... $78,486,095    --      --    $78,486,095
Temporary Cash Investments........................     519,945    --      --        519,945
                                                   -----------    --      --    -----------
TOTAL............................................. $79,006,040    --      --    $79,006,040
                                                   ===========    ==      ==    ===========

                   DFA SHORT-DURATION REAL RETURN PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
BONDS -- (91.1%)
AUSTRALIA -- (5.8%)
ANZ New Zealand International, Ltd.
    0.400%, 03/01/22..................................... EUR    200  $   233,342
ASB Finance, Ltd.
    0.500%, 06/10/22..................................... EUR  3,800    4,433,145
Australia & New Zealand Banking Group, Ltd.
    2.550%, 11/23/21.....................................      2,700    2,617,779
    2.625%, 05/19/22.....................................        250      241,552
Commonwealth Bank of Australia
#   2.500%, 09/20/18.....................................        916      916,311
U   2.750%, 03/10/22.....................................      7,974    7,748,526
    2.750%, 03/10/22.....................................        200      194,345
    3.250%, 03/31/22..................................... AUD  4,800    3,593,447
    0.500%, 07/11/22..................................... EUR  2,500    2,927,684
Macquarie Group, Ltd.
U   3.000%, 12/03/18.....................................      5,174    5,180,909
National Australia Bank, Ltd.
    2.250%, 07/01/19.....................................      1,500    1,493,228
    2.800%, 01/10/22.....................................     15,000   14,630,550
    0.875%, 01/20/22..................................... EUR  1,700    2,021,071
    2.500%, 05/22/22.....................................      1,635    1,569,894
    0.350%, 09/07/22..................................... EUR  1,600    1,861,120
Westpac Banking Corp.
#   2.600%, 11/23/20.....................................     12,000   11,830,182
#   2.100%, 05/13/21.....................................        461      445,551
#   2.800%, 01/11/22.....................................     16,749   16,360,852
    0.250%, 01/17/22..................................... EUR    450      523,667
                                                                      -----------
TOTAL AUSTRALIA..........................................              78,823,155
                                                                      -----------
AUSTRIA -- (0.7%)
Oesterreichische Kontrollbank AG
#   2.375%, 10/01/21.....................................      6,200    6,083,689
Republic of Austria Government Bond
U   0.000%, 07/15/23..................................... EUR  3,000    3,514,049
                                                                      -----------
TOTAL AUSTRIA............................................               9,597,738
                                                                      -----------
BELGIUM -- (0.8%)
Anheuser-Busch InBev Finance, Inc.
    2.625%, 01/17/23.....................................      3,000    2,896,710
Dexia Credit Local SA
    0.250%, 06/02/22..................................... EUR    350      412,045
    0.750%, 01/25/23..................................... EUR  4,400    5,269,853
Solvay Finance America LLC
U   3.400%, 12/03/20.....................................      2,000    2,001,130
                                                                      -----------
TOTAL BELGIUM............................................              10,579,738
                                                                      -----------

                                                               FACE
                                                              AMOUNT^    VALUE+
                                                              ------- ------------
                                                               (000)
CANADA -- (9.3%)
Bank of Montreal
    2.375%, 01/25/19.....................................         24  $     23,981
    1.900%, 08/27/21.....................................      7,000     6,705,166
Bank of Nova Scotia (The)
    2.350%, 10/21/20.....................................     11,405    11,200,015
British Columbia, Province of Canada
    2.000%, 10/23/22.....................................      8,890     8,504,287
Canadian Imperial Bank of Commerce
    2.550%, 06/16/22.....................................      2,500     2,415,600
Canadian Natural Resources, Ltd.
    2.950%, 01/15/23.....................................        500       482,751
CPPIB Capital, Inc.
U   2.250%, 01/25/22.....................................      2,000     1,941,145
Enbridge, Inc.
#   2.900%, 07/15/22.....................................      3,010     2,922,393
Export Development Canada
    1.375%, 10/21/21.....................................      5,000     4,755,471
Ontario, Province of Canada
    2.500%, 09/10/21.....................................      3,221     3,158,506
Province of British Columbia Canada
    2.650%, 09/22/21.....................................      2,000     1,975,931
Province of Manitoba Canada
    2.125%, 05/04/22.....................................      8,500     8,154,800
Province of Ontario Canada
    2.400%, 02/08/22.....................................      6,000     5,837,520
    1.350%, 03/08/22..................................... CAD  2,400     1,771,076
    2.250%, 05/18/22.....................................      5,000     4,826,750
    3.150%, 06/02/22..................................... CAD 13,000    10,204,928
Province of Quebec Canada
    4.250%, 12/01/21..................................... CAD  5,000     4,064,688
    2.375%, 01/31/22.....................................      6,000     5,843,707
Royal Bank of Canada
    2.350%, 10/30/20.....................................      6,000     5,892,162
    1.583%, 09/13/21..................................... CAD  6,000     4,437,929
    1.968%, 03/02/22..................................... CAD  2,300     1,709,993
    2.000%, 03/21/22..................................... CAD 11,000     8,180,766
Toronto-Dominion Bank (The)
#   2.625%, 09/10/18.....................................        715       715,150
    2.250%, 11/05/19.....................................      4,979     4,948,029
    2.500%, 12/14/20.....................................     10,000     9,837,278
    1.994%, 03/23/22..................................... CAD  3,700     2,752,935
    3.005%, 05/30/23..................................... CAD  5,000     3,835,454
                                                                      ------------
TOTAL CANADA.............................................              127,098,411
                                                                      ------------
DENMARK -- (0.2%)
Danske Bank A.S.
#U  2.750%, 09/17/20.....................................      3,000     2,960,429
                                                                      ------------

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
FINLAND -- (0.0%)
Municipality Finance P.L.C.
    2.375%, 03/15/22.....................................        650  $   634,270
                                                                      -----------
FRANCE -- (2.3%)
Agence Francaise de Developpement
    0.500%, 10/25/22..................................... EUR    500      594,765
Airgas, Inc.
    2.375%, 02/15/20.....................................      4,000    3,948,618
BNP Paribas SA
    2.375%, 05/21/20.....................................        500      492,586
BPCE SA
    2.500%, 07/15/19.....................................      1,650    1,639,925
    2.650%, 02/03/21.....................................      1,300    1,272,638
Electricite de France SA
U   2.350%, 10/13/20.....................................      1,000      981,239
French Republic Government Bond OAT
    1.750%, 05/25/23..................................... EUR  5,300    6,742,270
Pernod Ricard SA
U   5.750%, 04/07/21.....................................      5,000    5,274,543
Sanofi
    4.000%, 03/29/21.....................................        290      296,819
    0.500%, 03/21/23..................................... EUR    500      591,601
Total Capital Canada, Ltd.
    1.125%, 03/18/22..................................... EUR  5,000    6,057,215
Total Capital International SA
    2.100%, 06/19/19.....................................      3,000    2,986,790
                                                                      -----------
TOTAL FRANCE.............................................              30,879,009
                                                                      -----------
GERMANY -- (5.8%)
Bayer U.S. Finance LLC
U   2.375%, 10/08/19.....................................      2,500    2,481,343
Bayer US Finance II LLC
U   1.850%, 11/15/18.....................................      2,155    2,150,040
U   2.125%, 07/15/19.....................................      2,550    2,529,505
BMW US Capital LLC
U   3.450%, 04/12/23.....................................      2,000    1,975,666
Daimler Finance North America LLC
U   2.700%, 08/03/20.....................................      3,085    3,036,287
Deutsche Bank AG
    2.950%, 08/20/20.....................................      1,900    1,863,609
Deutsche Telekom International Finance BV
    6.000%, 07/08/19.....................................        259      266,435
U   1.500%, 09/19/19.....................................      5,570    5,468,949
FMS Wertmanagement
    1.375%, 06/08/21.....................................      9,000    8,619,779
Kreditanstalt fuer Wiederaufbau
    1.875%, 06/30/20.....................................      4,000    3,931,644
    2.750%, 09/08/20.....................................      2,000    1,996,447
    0.000%, 12/15/22..................................... EUR 20,500   24,028,870
    0.125%, 06/07/23..................................... EUR  3,400    3,996,623

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
GERMANY -- (Continued)
Landwirtschaftliche Rentenbank
    0.050%, 06/12/23..................................... EUR  7,500  $ 8,765,511
NRW Bank
    0.000%, 08/10/22..................................... EUR  3,500    4,093,502
Volkswagen Group of America Finance LLC
U   2.400%, 05/22/20.....................................      4,000    3,932,630
                                                                      -----------
TOTAL GERMANY............................................              79,136,840
                                                                      -----------
IRELAND -- (0.2%)
Allergan Finance LLC
    3.250%, 10/01/22.....................................      2,300    2,243,708
                                                                      -----------
ITALY -- (0.5%)
Intesa Sanpaolo SpA
    3.125%, 07/14/22.....................................      8,000    7,456,101
                                                                      -----------
JAPAN -- (3.6%)
American Honda Finance Corp.
    2.450%, 09/24/20.....................................      3,000    2,958,989
Daiwa Securities Group, Inc.
U   3.129%, 04/19/22.....................................      1,770    1,732,617
Development Bank of Japan, Inc.
    1.875%, 10/03/18.....................................        594      593,287
Mizuho Bank, Ltd.
U   2.700%, 10/20/20.....................................      1,000      983,151
MUFG Bank, Ltd.
U   2.300%, 03/05/20.....................................      3,900    3,836,389
Nissan Motor Acceptance Corp.
U   2.125%, 03/03/20.....................................      2,250    2,209,225
Nomura Holdings, Inc.
    2.750%, 03/19/19.....................................      1,500    1,499,703
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19.....................................      2,673    2,671,609
    2.450%, 01/16/20.....................................      2,000    1,977,420
Sumitomo Mitsui Financial Group, Inc.
    2.058%, 07/14/21.....................................        400      383,209
Toyota Credit Canada, Inc.
    2.020%, 02/28/22..................................... CAD  6,500    4,830,342
    2.350%, 07/18/22..................................... CAD  3,000    2,245,463
    2.700%, 01/25/23..................................... CAD  4,000    3,023,685
Toyota Motor Credit Corp.
#   2.100%, 01/17/19.....................................      3,526    3,520,958
#   4.500%, 06/17/20.....................................      1,900    1,946,285
    1.900%, 04/08/21.....................................     10,500   10,155,281
    2.600%, 01/11/22.....................................      3,000    2,936,670
    3.300%, 01/12/22.....................................      1,561    1,562,701
                                                                      -----------
TOTAL JAPAN..............................................              49,066,984
                                                                      -----------

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
NETHERLANDS -- (5.3%)
Bank Nederlandse Gemeenten NV
#U  2.375%, 02/01/22.....................................     19,932  $19,469,239
    2.375%, 02/01/22.....................................     12,000   11,721,396
    1.000%, 03/15/22..................................... GBP    750      975,090
Cooperatieve Rabobank UA
    4.500%, 01/11/21.....................................      3,000    3,078,494
    2.750%, 01/10/22.....................................      5,000    4,885,750
    4.000%, 01/11/22..................................... EUR  2,950    3,895,486
ING Bank NV
#U  2.750%, 03/22/21.....................................      3,000    2,952,515
Shell International Finance BV
    4.300%, 09/22/19.....................................          7        7,115
    2.125%, 05/11/20.....................................      2,200    2,171,688
#   1.875%, 05/10/21.....................................     10,000    9,706,519
    1.750%, 09/12/21.....................................     11,000   10,569,222
    1.000%, 04/06/22..................................... EUR  2,000    2,410,245
                                                                      -----------
TOTAL NETHERLANDS........................................              71,842,759
                                                                      -----------
NORWAY -- (0.4%)
Kommunalbanken A.S.
    2.250%, 01/25/22.....................................      5,000    4,870,425
                                                                      -----------
SPAIN -- (1.2%)
Banco Santander SA
    3.848%, 04/12/23.....................................      2,000    1,978,760
Santander Holdings USA, Inc.
    2.650%, 04/17/20.....................................      2,000    1,976,875
#   3.400%, 01/18/23.....................................      2,150    2,095,035
Santander UK Group Holdings P.L.C.
#   2.875%, 08/05/21.....................................        750      732,395
Santander UK P.L.C.
    2.500%, 03/14/19.....................................        600      599,567
    2.375%, 03/16/20.....................................      4,600    4,539,228
Telefonica Emisiones SAU
#   5.134%, 04/27/20.....................................      4,250    4,384,312
                                                                      -----------
TOTAL SPAIN..............................................              16,306,172
                                                                      -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (4.4%)
Asian Development Bank
    2.000%, 02/16/22.....................................      3,000    2,905,550
European Financial Stability Facility
    0.000%, 11/17/22..................................... EUR  9,842   11,532,957
European Investment Bank
    1.625%, 12/15/20.....................................      3,000    2,915,920
    2.000%, 03/15/21.....................................      7,000    6,844,487
#   1.375%, 09/15/21.....................................     11,500   10,975,483
European Stability Mechanism
    0.000%, 10/18/22..................................... EUR 13,950   16,325,188
International Bank for Reconstruction & Development
    1.625%, 03/09/21.....................................      4,000    3,875,304

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
Nordic Investment Bank
    2.125%, 02/01/22.....................................       5,000 $ 4,859,863
                                                                      -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.............              60,234,752
                                                                      -----------
SWEDEN -- (5.9%)
Kommuninvest I Sverige AB
    2.000%, 11/12/19.....................................       4,720   4,675,939
    1.000%, 09/15/21..................................... SEK  10,000   1,166,111
    0.250%, 06/01/22..................................... SEK 185,000  20,900,890
    0.750%, 02/22/23..................................... SEK  85,000   9,790,890
Nordea Bank AB
U   2.500%, 09/17/20.....................................       4,000   3,924,715
U   2.250%, 05/27/21.....................................       3,800   3,679,736
    0.300%, 06/30/22..................................... EUR   1,000   1,168,885
Svenska Handelsbanken AB
    2.500%, 01/25/19.....................................         358     357,612
    1.875%, 09/07/21.....................................         447     426,604
    0.250%, 02/28/22..................................... EUR   1,900   2,220,127
Swedbank AB
    0.300%, 09/06/22..................................... EUR   3,000   3,499,318
Sweden Government Bond
    3.500%, 06/01/22..................................... SEK 225,500  29,298,497
                                                                      -----------
TOTAL SWEDEN.............................................              81,109,324
                                                                      -----------
SWITZERLAND -- (0.1%)
Credit Suisse AG
    2.300%, 05/28/19.....................................         625     622,763
    3.000%, 10/29/21.....................................         480     474,234
                                                                      -----------
TOTAL SWITZERLAND........................................               1,096,997
                                                                      -----------
UNITED KINGDOM -- (2.5%)
Aon Corp.
#   5.000%, 09/30/20.....................................       2,710   2,794,666
AstraZeneca P.L.C.
    2.375%, 11/16/20.....................................       5,071   4,972,166
Barclays P.L.C.
    2.750%, 11/08/19.....................................       2,000   1,986,930
    3.250%, 01/12/21.....................................       1,500   1,479,345
BAT International Finance P.L.C.
    3.250%, 06/07/22.....................................       7,900   7,741,226
BP Capital Markets P.L.C.
#   4.500%, 10/01/20.....................................       3,750   3,855,088
British Telecommunications P.L.C.
    2.350%, 02/14/19.....................................         700     698,161
HSBC Holdings P.L.C.
    4.000%, 03/30/22.....................................         700     710,479
HSBC Holdings PLC
    3.600%, 05/25/23.....................................         775     770,420
HSBC USA, Inc.
    2.375%, 11/13/19.....................................       3,281   3,257,162

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
UNITED KINGDOM -- (Continued)
Lloyds Banking Group P.L.C.
    3.100%, 07/06/21.....................................    1,156  $ 1,140,038
#   3.000%, 01/11/22.....................................    1,000      977,840
Mead Johnson Nutrition Co.
    3.000%, 11/15/20.....................................      700      697,815
Unilever Capital Corp.
    4.250%, 02/10/21.....................................    1,200    1,230,250
Vodafone Group P.L.C.
    2.500%, 09/26/22.....................................    2,500    2,393,016
                                                                    -----------
TOTAL UNITED KINGDOM.....................................            34,704,602
                                                                    -----------
UNITED STATES -- (42.1%)
Abbott Laboratories
    4.125%, 05/27/20.....................................    4,000    4,068,340
#   2.800%, 09/15/20.....................................    3,500    3,473,733
AbbVie, Inc.
    2.500%, 05/14/20.....................................    6,000    5,931,698
    2.900%, 11/06/22.....................................    1,000      974,090
Aetna, Inc.
    2.200%, 03/15/19.....................................      340      338,798
Aflac, Inc.
    2.400%, 03/16/20.....................................      315      311,926
Agilent Technologies, Inc.
    3.200%, 10/01/22.....................................    2,000    1,954,277
Allergan Funding SCS
    3.450%, 03/15/22.....................................    6,800    6,724,211
Alphabet, Inc.
    3.625%, 05/19/21.....................................      500      509,992
Altria Group, Inc.
    4.750%, 05/05/21.....................................      500      519,818
Amazon.com, Inc.
    2.600%, 12/05/19.....................................    2,700    2,695,637
American Express Co.
#   2.500%, 08/01/22.....................................    7,383    7,099,554
American Express Credit Corp.
    2.375%, 05/26/20.....................................      800      789,455
American International Group, Inc.
    2.300%, 07/16/19.....................................    2,062    2,053,092
    3.375%, 08/15/20.....................................    3,000    3,003,289
    6.400%, 12/15/20.....................................    2,475    2,647,846
    3.300%, 03/01/21.....................................      500      498,983
    4.875%, 06/01/22.....................................      600      627,510
Ameriprise Financial, Inc.
    5.300%, 03/15/20.....................................    1,000    1,034,678
Amgen, Inc.
    2.200%, 05/22/19.....................................    4,311    4,296,422
Amphenol Corp.
    2.550%, 01/30/19.....................................    3,800    3,796,274
Apache Corp.
    2.625%, 01/15/23.....................................    3,600    3,429,756
Apple, Inc.
#   2.250%, 02/23/21.....................................    5,000    4,912,498
    2.500%, 02/09/22.....................................    7,828    7,670,157
#   2.300%, 05/11/22.....................................    7,500    7,284,525
#   2.700%, 05/13/22.....................................    4,362    4,297,966

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
UNITED STATES -- (Continued)
#   2.100%, 09/12/22.....................................      5,000  $ 4,799,900
    1.000%, 11/10/22..................................... EUR  2,700    3,267,066
Assurant, Inc.
    4.000%, 03/15/23.....................................      3,000    2,963,677
AT&T, Inc.
    5.800%, 02/15/19.....................................      2,444    2,482,703
    2.450%, 06/30/20.....................................      1,331    1,313,031
    4.600%, 02/15/21.....................................      1,000    1,023,279
AutoZone, Inc.
    3.700%, 04/15/22.....................................        750      755,077
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
    2.773%, 12/15/22.....................................      3,000    2,909,550
Bank of America Corp.
    2.600%, 01/15/19.....................................        730      730,068
    2.625%, 10/19/20.....................................      2,500    2,470,661
Bank of New York Mellon Corp. (The)
#   4.600%, 01/15/20.....................................        680      695,297
    2.150%, 02/24/20.....................................      1,200    1,185,095
    3.500%, 04/28/23.....................................      2,000    1,999,014
BB&T Corp.
    6.850%, 04/30/19.....................................      2,000    2,060,112
    2.050%, 05/10/21.....................................        731      705,986
    2.750%, 04/01/22.....................................      1,090    1,064,472
Berkshire Hathaway, Inc.
    0.750%, 03/16/23..................................... EUR    600      709,907
Biogen, Inc.
    2.900%, 09/15/20.....................................      1,500    1,493,428
#   3.625%, 09/15/22.....................................      4,500    4,513,545
Booking Holdings, Inc.
#   2.750%, 03/15/23.....................................      4,500    4,320,277
Boston Scientific Corp.
    6.000%, 01/15/20.....................................        500      519,176
Bristol-Myers Squibb Co.
    1.750%, 03/01/19.....................................        500      497,583
Buckeye Partners L.P.
    2.650%, 11/15/18.....................................        261      261,055
Capital One Bank USA NA
    2.300%, 06/05/19.....................................      2,000    1,991,715
Capital One Financial Corp.
#   3.200%, 01/30/23.....................................      6,000    5,833,297
Cardinal Health, Inc.
    4.625%, 12/15/20.....................................      1,000    1,026,465
Caterpillar Financial Services Corp.
#   1.700%, 08/09/21.....................................      1,000      959,460
    2.625%, 03/01/23.....................................        500      484,220
CBS Corp.
    2.300%, 08/15/19.....................................      2,000    1,987,238
Celgene Corp.
#   2.750%, 02/15/23.....................................      5,500    5,260,432
Chevron Corp.
#   2.419%, 11/17/20.....................................      5,800    5,738,280
    2.100%, 05/16/21.....................................      1,375    1,344,042
    2.498%, 03/03/22.....................................     12,400   12,159,339

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
UNITED STATES -- (Continued)
Chubb INA Holdings, Inc.
    2.300%, 11/03/20.....................................      425  $   417,500
Church & Dwight Co., Inc.
    2.875%, 10/01/22.....................................    1,000      976,370
Cisco Systems, Inc.
    2.200%, 02/28/21.....................................    3,000    2,942,572
    1.850%, 09/20/21.....................................   14,000   13,512,234
Citigroup, Inc.
    2.500%, 09/26/18.....................................      501      501,090
    2.050%, 06/07/19.....................................    3,000    2,979,966
#   2.400%, 02/18/20.....................................    3,000    2,969,218
Citizens Bank NA/Providence
    3.700%, 03/29/23.....................................    4,178    4,164,839
CMS Energy Corp.
    5.050%, 03/15/22.....................................    2,549    2,663,348
CNA Financial Corp.
    5.875%, 08/15/20.....................................    1,790    1,875,876
    5.750%, 08/15/21.....................................      880      931,541
Coca-Cola Co. (The)
#   1.550%, 09/01/21.....................................    2,500    2,391,126
    3.300%, 09/01/21.....................................    1,000    1,008,739
Comcast Corp.
    5.150%, 03/01/20.....................................    1,900    1,959,330
Comerica, Inc.
    2.125%, 05/23/19.....................................    1,450    1,442,464
Conagra Brands, Inc.
    3.200%, 01/25/23.....................................      667      643,948
Constellation Brands, Inc.
    2.700%, 05/09/22.....................................    5,000    4,834,959
    3.200%, 02/15/23.....................................    1,706    1,667,066
Cox Communications, Inc.
U   3.250%, 12/15/22.....................................      375      363,016
CVS Health Corp.
    2.250%, 08/12/19.....................................    2,500    2,485,020
    2.125%, 06/01/21.....................................      500      483,012
    2.750%, 12/01/22.....................................    2,500    2,402,171
Discovery Communications LLC
U   2.750%, 11/15/19.....................................    2,369    2,350,625
Dollar General Corp.
#   3.250%, 04/15/23.....................................    2,320    2,272,484
DOLLAR TREE INC
    3.700%, 05/15/23.....................................    3,000    2,972,617
Dominion Energy, Inc.
    2.500%, 12/01/19.....................................    3,500    3,479,871
Dow Chemical Co. (The)
    3.000%, 11/15/22.....................................    2,000    1,951,820
DTE Energy Co.
    2.400%, 12/01/19.....................................    4,000    3,957,036
E*TRADE Financial Corp.
    2.950%, 08/24/22.....................................    8,280    8,022,740
eBay, Inc.
#   2.200%, 08/01/19.....................................    2,846    2,830,418
    2.750%, 01/30/23.....................................      417      400,900
Edison International
    2.950%, 03/15/23.....................................      710      683,138
EI du Pont de Nemours & Co.
#   2.800%, 02/15/23.....................................    2,675    2,599,749

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
UNITED STATES -- (Continued)
Electronic Arts, Inc.
    3.700%, 03/01/21.....................................      2,000  $ 2,018,574
Enterprise Products Operating LLC
    3.350%, 03/15/23.....................................      2,000    1,973,044
Equifax, Inc.
    3.950%, 06/15/23.....................................      3,000    2,986,977
Exelon Generation Co. LLC
    2.950%, 01/15/20.....................................      2,600    2,587,230
    4.000%, 10/01/20.....................................        600      606,074
Express Scripts Holding Co.
    2.250%, 06/15/19.....................................      1,000      994,512
    3.900%, 02/15/22.....................................      1,866    1,869,090
Exxon Mobil Corp.
    1.912%, 03/06/20.....................................      2,400    2,367,210
    2.222%, 03/01/21.....................................      5,824    5,721,836
    2.397%, 03/06/22.....................................     10,625   10,374,204
Fidelity National Information Services, Inc.
    2.250%, 08/15/21.....................................      5,000    4,812,856
Fifth Third Bancorp
    3.500%, 03/15/22.....................................      2,000    1,998,520
Fifth Third Bank
    2.375%, 04/25/19.....................................        203      202,548
Ford Motor Credit Co. LLC
    3.157%, 08/04/20.....................................      1,200    1,190,773
    3.336%, 03/18/21.....................................      2,128    2,106,337
GATX Corp.
    2.500%, 07/30/19.....................................        200      199,178
GE Capital European Funding Un, Ltd. Co.
    0.800%, 01/21/22..................................... EUR  2,400    2,840,796
GE Capital International Funding Co., Unlimited Co.
#   2.342%, 11/15/20.....................................      3,323    3,253,241
General Electric Co.
    0.375%, 05/17/22..................................... EUR  4,400    5,119,327
General Mills, Inc.
#   3.150%, 12/15/21.....................................        500      494,103
General Motors Financial Co., Inc.
#   3.200%, 07/06/21.....................................      7,200    7,098,237
Georgia Power Co.
    4.250%, 12/01/19.....................................        215      218,546
Gilead Sciences, Inc.
    2.550%, 09/01/20.....................................      1,000      989,380
Goldman Sachs Group, Inc. (The)
    2.550%, 10/23/19.....................................      4,900    4,875,765
    5.750%, 01/24/22.....................................      2,700    2,884,059
Halliburton Co.
    2.000%, 08/01/18.....................................      2,470    2,470,000
Harley-Davidson Financial Services, Inc.
U   2.850%, 01/15/21.....................................        500      491,045
U   2.550%, 06/09/22.....................................        500      476,187

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                                    FACE
                                                                   AMOUNT^   VALUE+
                                                                   ------- ----------
                                                                    (000)
UNITED STATES -- (Continued)
Harris Corp.
    2.700%, 04/27/20.....................................           4,500  $4,461,334
Hewlett Packard Enterprise Co.
    3.600%, 10/15/20.....................................           3,800   3,821,305
Home Depot, Inc. (The)
    2.000%, 06/15/19.....................................             190     189,108
Humana, Inc.
    2.625%, 10/01/19.....................................           3,000   2,984,049
Huntington National Bank (The)
    2.400%, 04/01/20.....................................           2,600   2,563,551
Indiana Michigan Power Co.
    7.000%, 03/15/19.....................................           2,000   2,052,440
Intercontinental Exchange, Inc.
#   2.750%, 12/01/20.....................................             268     265,620
International Business Machines Corp.
    1.625%, 05/15/20.....................................           1,390   1,359,062
JM Smucker Co. (The)
    2.500%, 03/15/20.....................................           3,320   3,287,772
John Deere Capital Corp.
    2.050%, 03/10/20.....................................           1,625   1,602,928
Johnson & Johnson
    2.250%, 03/03/22.....................................           1,500   1,462,539
JPMorgan Chase & Co.
    2.350%, 01/28/19.....................................           3,000   2,996,738
    3.250%, 09/23/22.....................................           2,300   2,284,866
Kellogg Co.
#   4.000%, 12/15/20.....................................           1,000   1,016,265
Keurig Dr Pepper, Inc.
    2.600%, 01/15/19.....................................           1,000     999,082
KeyCorp
    2.900%, 09/15/20.....................................           2,000   1,982,532
Kimberly-Clark Corp.
    1.900%, 05/22/19.....................................           2,000   1,988,456
Kraft Heinz Foods Co.
    3.500%, 06/06/22.....................................           2,350   2,336,041
#   4.000%, 06/15/23.....................................           6,000   6,021,281
Kroger Co. (The)
    3.400%, 04/15/22.....................................           1,000     993,810
    2.800%, 08/01/22.....................................             500     485,250
L3 Technologies, Inc.
    4.950%, 02/15/21.....................................             701     725,175
Laboratory Corp. of America Holdings
    3.200%, 02/01/22.....................................           1,500   1,482,630
Lam Research Corp.
    2.750%, 03/15/20.....................................           2,800   2,782,257
Legg Mason, Inc.
    2.700%, 07/15/19.....................................           3,000   2,995,240
Liberty Mutual Group, Inc.
U   5.000%, 06/01/21.....................................           2,900   2,996,676
LyondellBasell Industries NV
    6.000%, 11/15/21.....................................           1,000   1,065,370

                                                                    FACE
                                                                   AMOUNT^   VALUE+
                                                                   ------- -----------
UNITED STATES -- (Continued)
Manufacturers & Traders Trust Co.
    2.100%, 02/06/20.....................................           4,225  $ 4,161,656
Marriott International, Inc.
#   3.000%, 03/01/19.....................................           2,960    2,959,179
Marsh & McLennan Cos., Inc.
    2.350%, 03/06/20.....................................           2,000    1,970,774
    2.750%, 01/30/22.....................................           1,500    1,463,820
Mastercard, Inc.
#   2.000%, 04/01/19.....................................           1,365    1,359,842
Maxim Integrated Products, Inc.
    2.500%, 11/15/18.....................................           1,780    1,780,356
McKesson Corp.
#   2.700%, 12/15/22.....................................             787      755,347
Merck & Co., Inc.
    2.350%, 02/10/22.....................................           1,345    1,312,639
    2.400%, 09/15/22.....................................           1,500    1,457,115
Microsoft Corp.
#   2.000%, 11/03/20.....................................           3,500    3,438,308
    1.550%, 08/08/21.....................................           4,000    3,841,004
#   2.400%, 02/06/22.....................................           2,000    1,956,841
    2.375%, 02/12/22.....................................          18,000   17,598,780
Mondelez International Holdings Netherlands BV
U   2.000%, 10/28/21.....................................           2,258    2,153,994
Morgan Stanley
    2.375%, 07/23/19.....................................           2,220    2,210,064
    5.500%, 07/28/21.....................................             925      978,613
Mosaic Co. (The)
    3.750%, 11/15/21.....................................           1,000      997,468
Nasdaq, Inc.
    5.550%, 01/15/20.....................................           2,484    2,571,109
National Oilwell Varco, Inc.
    2.600%, 12/01/22.....................................           5,283    5,059,603
NetApp, Inc.
    3.250%, 12/15/22.....................................           2,000    1,956,120
Newell Brands, Inc.
    4.000%, 06/15/22.....................................           1,000      988,851
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19.....................................           2,950    2,928,088
Nordstrom, Inc.
    4.750%, 05/01/20.....................................             350      359,961
Northrop Grumman Corp.
    3.500%, 03/15/21.....................................             535      538,662
Nuveen Finance LLC
U   2.950%, 11/01/19.....................................           3,890    3,887,473
NVIDIA Corp.
    2.200%, 09/16/21.....................................             575      557,480
Occidental Petroleum Corp.
#   2.700%, 02/15/23.....................................           1,000      970,927
Omnicom Group, Inc. / Omnicom Capital, Inc.
    3.625%, 05/01/22.....................................           1,900    1,888,543
ONEOK, Inc.
    4.250%, 02/01/22.....................................           3,000    3,047,100

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
UNITED STATES -- (Continued)
Oracle Corp.
    1.900%, 09/15/21.....................................      9,000  $8,694,538
    2.500%, 05/15/22.....................................      3,000   2,925,697
#   2.500%, 10/15/22.....................................      2,000   1,941,920
Pacific Gas & Electric Co.
#   3.250%, 06/15/23.....................................      4,452   4,334,312
Penske Truck Leasing Co.
L.P. / PTL Finance Corp.
U   3.375%, 02/01/22.....................................      1,200   1,181,737
U   4.875%, 07/11/22.....................................        900     929,467
PepsiCo, Inc.
#   2.150%, 10/14/20.....................................      3,000   2,951,002
    2.250%, 05/02/22.....................................        710     687,479
Pfizer, Inc.
    1.950%, 06/03/21.....................................      5,000   4,880,244
    0.250%, 03/06/22..................................... EUR  4,000   4,697,845
Philip Morris International, Inc.
    2.375%, 08/17/22.....................................        200     191,894
PNC Bank NA
    2.400%, 10/18/19.....................................      4,000   3,975,215
Principal Financial Group, Inc.
    3.300%, 09/15/22.....................................      1,416   1,401,429
Procter & Gamble Co. (The)
#   1.700%, 11/03/21.....................................      5,000   4,805,391
    2.300%, 02/06/22.....................................        650     632,666
    2.000%, 08/16/22..................................... EUR  1,000   1,254,560
Progress Energy, Inc.
    4.400%, 01/15/21.....................................      2,150   2,198,117
Prudential Financial, Inc.
    5.375%, 06/21/20.....................................      3,000   3,119,113
PSEG Power LLC
    2.450%, 11/15/18.....................................      2,499   2,496,325
QUALCOMM, Inc.
#   2.250%, 05/20/20.....................................      3,000   2,954,087
    2.600%, 01/30/23.....................................      6,690   6,393,449
Quest Diagnostics, Inc.
    2.700%, 04/01/19.....................................      1,300   1,298,746
    2.500%, 03/30/20.....................................      3,630   3,585,921
Regions Financial Corp.
    2.750%, 08/14/22.....................................      2,750   2,648,635
Roper Technologies, Inc.
    2.050%, 10/01/18.....................................        135     134,889
Ryder System, Inc.
    2.350%, 02/26/19.....................................      2,000   1,993,947
    3.400%, 03/01/23.....................................      1,200   1,184,208
Sempra Energy
    2.850%, 11/15/20.....................................      5,000   4,927,997
Sherwin-Williams Co. (The)
    2.750%, 06/01/22.....................................      1,600   1,552,640
Southern Power Co.
    2.500%, 12/15/21.....................................        539     520,360
Southwest Airlines Co.
    2.750%, 11/06/19.....................................        426     424,669
State Street Corp.
    4.375%, 03/07/21.....................................      2,000   2,058,862
Stryker Corp.
#   2.625%, 03/15/21.....................................      2,378   2,334,136

                                                             FACE
                                                            AMOUNT^     VALUE+
                                                            ------- --------------
                                                             (000)
UNITED STATES -- (Continued)
SunTrust Banks, Inc.
#   2.900%, 03/03/21.....................................    3,000  $    2,965,770
Sysco Corp.
    2.600%, 10/01/20.....................................    3,970       3,915,985
Target Corp.
#   2.300%, 06/26/19.....................................      515         513,398
Texas Instruments, Inc.
    1.850%, 05/15/22.....................................      600         571,479
Thermo Fisher Scientific, Inc.
    3.300%, 02/15/22.....................................    2,300       2,282,900
Tupperware Brands Corp.
    4.750%, 06/01/21.....................................    2,000       2,041,808
Tyson Foods, Inc.
    2.650%, 08/15/19.....................................    1,940       1,934,972
    4.500%, 06/15/22.....................................    1,000       1,030,325
United Parcel Service, Inc.
#   2.450%, 10/01/22.....................................      300         290,523
UnitedHealth Group, Inc.
    2.300%, 12/15/19.....................................    1,400       1,389,053
    2.700%, 07/15/20.....................................      439         436,871
    2.125%, 03/15/21.....................................    2,000       1,947,623
US Bancorp
    2.200%, 04/25/19.....................................       66          65,835
Verizon Communications, Inc.
    3.500%, 11/01/21.....................................    1,000       1,003,422
    2.946%, 03/15/22.....................................    2,500       2,456,650
Viacom, Inc.
    3.875%, 12/15/21.....................................    2,740       2,744,237
Walgreen Co.
    5.250%, 01/15/19.....................................        8           8,084
#   3.100%, 09/15/22.....................................    1,500       1,467,825
Walgreens Boots Alliance, Inc.
    2.700%, 11/18/19.....................................    2,000       1,994,326
    3.300%, 11/18/21.....................................      500         497,524
Warner Media LLC
    2.100%, 06/01/19.....................................    2,000       1,987,138
Wells Fargo & Co.
    2.125%, 04/22/19.....................................    2,170       2,163,755
    2.150%, 01/30/20.....................................    1,500       1,479,778
WestRock RKT Co.
    4.450%, 03/01/19.....................................      595         600,512
Xilinx, Inc.
    2.125%, 03/15/19.....................................      766         763,195
Zoetis, Inc.
    3.250%, 02/01/23.....................................    2,219       2,179,853
                                                                    --------------
TOTAL UNITED STATES......................................              575,220,856
                                                                    --------------
TOTAL BONDS..............................................            1,243,862,270
                                                                    --------------
AGENCY OBLIGATIONS -- (3.3%)
Federal Home Loan Mortgage Corporation
#   2.375%, 01/13/22.....................................    4,000       3,936,568
Federal National Mortgage Association
#   1.875%, 12/28/20.....................................   22,000      21,537,912
#   1.250%, 05/06/21.....................................    4,000       3,839,212

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT^     VALUE+
                                                          ------- --------------
                                                           (000)
    1.875%, 04/05/22.....................................  6,000  $    5,788,356
    2.000%, 10/05/22.....................................  4,000       3,856,264
    2.375%, 01/19/23.....................................  6,000       5,863,458
                                                                  --------------
TOTAL AGENCY OBLIGATIONS.................................             44,821,770
                                                                  --------------
U.S. TREASURY OBLIGATIONS -- (1.2%)
Treasury Inflation Protected Security
    0.125%, 04/15/22..................................... 16,500      16,595,500
                                                                  --------------
TOTAL INVESTMENT SECURITIES..............................          1,305,279,540
                                                                  --------------

                                                             SHARES       VALUE+
                                                            --------- --------------
SECURITIES LENDING COLLATERAL -- (4.4%)
@(S)  DFA Short Term Investment Fund....................... 5,138,675 $   59,459,609
                                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,388,556,159)^^..................................           $1,364,739,149
                                                                      ==============

At July 31, 2018, DFA Short-Duration Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                   UNREALIZED
                                                                    FOREIGN
                                                                    EXCHANGE
                                                      SETTLEMENT  APPRECIATION
CURRENCY PURCHASED    CURRENCY SOLD    COUNTERPARTY      DATE    (DEPRECIATION)
------------------   --------------- ---------------- ---------- --------------
EUR   48,203,245     USD  56,323,564   Citibank, N.A.  08/01/18    $  42,898
EUR      483,087     USD     563,154   Citibank, N.A.  08/15/18        2,273
USD   51,492,273     EUR  44,012,626   Citibank, N.A.  08/01/18       26,111
USD      992,462     GBP     747,417   Citibank, N.A.  08/10/18       11,124
USD   76,390,787     EUR  64,670,331   Citibank, N.A.  08/15/18      697,748
USD    3,918,387     EUR   3,340,894   Citibank, N.A.  09/04/18        2,425
                                                                   ---------
TOTAL APPRECIATION                                                 $ 782,579
CAD      503,402     USD     387,389   Citibank, N.A.  08/23/18    $    (268)
USD    4,855,335     EUR   4,190,619   Citibank, N.A.  08/01/18      (44,965)
USD   22,677,085     CAD  29,832,689 Barclays Capital  08/08/18     (258,788)
USD   24,632,754     CAD  32,391,544   Citibank, N.A.  08/23/18     (276,686)
USD    3,596,915     AUD   4,892,081   Citibank, N.A.  08/24/18      (38,105)
USD   61,730,907     SEK 543,354,333   Citibank, N.A.  08/29/18     (186,791)
USD   56,441,088     EUR  48,185,644   Citibank, N.A.  09/04/18      (38,748)
                                                                   ---------
TOTAL (DEPRECIATION)                                               $(844,351)
                                                                   ---------
TOTAL APPRECIATION
(DEPRECIATION)                                                     $ (61,772)
                                                                   =========

At July 31, 2018, DFA Short-Duration Real Return Portfolio had entered into the following outstanding Inflation Swaps:

                 PAYMENTS PAYMENTS                                      UPFRONT  UPFRONT              UNREALIZED
                 MADE BY  RECEIVED  PAYMENT                  EXPIRATION PREMIUMS PREMIUMS  MARKET    APPRECIATION
COUNTERPARTY       FUND   BY FUND  FREQUENCY NOTIONAL AMOUNT    DATE      PAID   RECEIVED  VALUE    (DEPRECIATION)
------------     -------- -------- --------- --------------  ---------- -------- -------- --------  --------------
Bank of America
  Corp..........  2.282%    CPI    Maturity  USD  40,000,000  02/08/20     --       --    $(74,120)    $(74,120)
Bank of America
  Corp..........  2.228%    CPI    Maturity  USD  26,000,000  03/12/22     --       --      75,996       75,996
Bank of America
  Corp..........  2.225%    CPI    Maturity  USD  29,000,000  03/01/20     --       --     (15,759)     (15,759)
Bank of America
  Corp..........  2.208%    CPI    Maturity  USD  26,000,000  02/01/23     --       --     165,975      165,975

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                 PAYMENTS PAYMENTS                                      UPFRONT  UPFRONT                UNREALIZED
                 MADE BY  RECEIVED  PAYMENT                  EXPIRATION PREMIUMS PREMIUMS   MARKET     APPRECIATION
COUNTERPARTY       FUND   BY FUND  FREQUENCY NOTIONAL AMOUNT    DATE      PAID   RECEIVED   VALUE     (DEPRECIATION)
------------     -------- -------- --------- --------------  ---------- -------- -------- ----------  --------------
Bank of America
  Corp..........  2.204%    CPI    Maturity  USD  44,000,000  02/16/19     --       --    $    5,126    $    5,126
Bank of America
  Corp..........  1.832%    CPI    Maturity  USD  40,000,000  11/08/20     --       --       717,131       717,131
Bank of America
  Corp..........  1.633%    CPI    Maturity  USD  27,000,000  04/14/21     --       --       873,844       873,844
Bank of America
  Corp..........  1.525%    CPI    Maturity  USD  43,000,000  08/31/21     --       --     1,507,910     1,507,910
Bank of America
  Corp..........  1.435%    CPI    Maturity  USD  30,000,000  10/30/20     --       --       907,614       907,614
Citibank, N.A...  2.318%    CPI    Maturity  USD  24,000,000  07/05/22     --       --       (14,017)      (14,017)
Citibank, N.A...  2.196%    CPI    Maturity  USD  24,000,000  05/31/23     --       --       169,307       169,307
Citibank, N.A...  2.182%    CPI    Maturity  USD  23,000,000  01/19/23     --       --       182,502       182,502
Citibank, N.A...  2.149%    CPI    Maturity  USD  38,000,000  01/23/21     --       --       149,789       149,789
Citibank, N.A...  2.144%    CPI    Maturity  USD  44,000,000  01/11/21     --       --       176,554       176,554
Citibank, N.A...  2.041%    CPI    Maturity  USD  24,000,000  10/17/22     --       --       443,792       443,792
Citibank, N.A...  2.036%    CPI    Maturity  USD  36,000,000  11/21/22     --       --       562,234       562,234
Citibank, N.A...  2.009%    CPI    Maturity  USD  42,000,000  10/23/22     --       --       833,632       833,632
Citibank, N.A...  1.970%    CPI    Maturity  USD  23,000,000  11/16/19     --       --       203,066       203,066
Citibank, N.A...  1.879%    CPI    Maturity  USD  54,000,000  07/26/21     --       --     1,000,738     1,000,738
Citibank, N.A...  1.849%    CPI    Maturity  USD  20,000,000  10/27/21     --       --       450,982       450,982
Citibank, N.A...  1.655%    CPI    Maturity  USD  40,000,000  07/20/20     --       --       954,356       954,356
Citibank, N.A...  1.623%    CPI    Maturity  USD  38,000,000  06/20/20     --       --     1,022,411     1,022,411
Credit Suisse...  1.735%    CPI    Maturity  USD  33,000,000  03/05/19     --       --       137,692       137,692
Deutsche Bank
  AG............  2.333%    CPI    Maturity  USD  40,000,000  07/11/21     --       --       (95,319)      (95,319)
Deutsche Bank
  AG............  2.289%    CPI    Maturity  USD  33,000,000  06/13/22     --       --        29,329        29,329
Deutsche Bank
  AG............  2.235%    CPI    Maturity  USD  38,000,000  05/02/22     --       --        34,078        34,078
Deutsche Bank
  AG............  2.233%    CPI    Maturity  USD  48,000,000  08/01/21     --       --       (28,868)      (28,868)
Deutsche Bank
  AG............  2.208%    CPI    Maturity  USD  20,000,000  04/05/23     --       --        92,144        92,144
Deutsche Bank
  AG............  2.193%    CPI    Maturity  USD  40,000,000  03/08/21     --       --        85,074        85,074
Deutsche Bank
  AG............  2.125%    CPI    Maturity  USD  20,000,000  01/04/23     --       --       221,250       221,250
Deutsche Bank
  AG............  2.035%    CPI    Maturity  USD  22,000,000  12/11/22     --       --       325,784       325,784
Deutsche Bank
  AG............  1.938%    CPI    Maturity  USD  25,000,000  09/08/22     --       --       569,351       569,351
Deutsche Bank
  AG, London
  Branch........  2.145%    CPI    Maturity  USD  25,000,000  03/17/20     --       --        11,929        11,929
Deutsche Bank
  AG, London
  Branch........  2.135%    CPI    Maturity  USD  30,000,000  04/05/21     --       --        59,611        59,611
Deutsche Bank
  AG, London
  Branch........  1.990%    CPI    Maturity  USD  45,000,000  06/05/22     --       --       745,858       745,858
Deutsche Bank
  AG, London
  Branch........  1.983%    CPI    Maturity  USD  32,000,000  05/12/22     --       --       455,957       455,957
Deutsche Bank
  AG, London
  Branch........  1.860%    CPI    Maturity  USD  60,000,000  06/30/20     --       --       746,827       746,827
Deutsche Bank
  AG, London
  Branch........  1.718%    CPI    Maturity  USD  36,000,000  09/27/21     --       --     1,008,844     1,008,844

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

              PAYMENTS PAYMENTS                                       UPFRONT  UPFRONT                 UNREALIZED
                MADE   RECEIVED  PAYMENT                   EXPIRATION PREMIUMS PREMIUMS               APPRECIATION
COUNTERPARTY  BY FUND  BY FUND  FREQUENCY NOTIONAL AMOUNT     DATE      PAID   RECEIVED MARKET VALUE (DEPRECIATION)
------------  -------- -------- --------- ---------------- ---------- -------- -------- ------------ --------------
 Deutsche
   Bank
   AG,
   London
   Branch....  1.348%    CPI    Maturity  USD   14,000,000  01/28/20     --       --    $   423,949   $   423,949
                                                                         --       --    -----------   -----------
 TOTAL.......                                                            --       --    $15,122,553   $15,122,553
                                                                         ==       ==    ===========   ===========

AUD Australian Dollars
CAD Canadian Dollars
EUR Euro
GBP British Pounds
SEK Swedish Krona
USD United States Dollar

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                     ----------------------------------------------
                     LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                     ------- --------------  ------- --------------
Bonds...............
   Australia........    --   $   78,823,155    --    $   78,823,155
   Austria..........    --        9,597,738    --         9,597,738
   Belgium..........    --       10,579,738    --        10,579,738
   Canada...........    --      127,098,411    --       127,098,411
   Denmark..........    --        2,960,429    --         2,960,429
   Finland..........    --          634,270    --           634,270
   France...........    --       30,879,009    --        30,879,009
   Germany..........    --       79,136,840    --        79,136,840
   Ireland..........    --        2,243,708    --         2,243,708
   Italy............    --        7,456,101    --         7,456,101
   Japan............    --       49,066,984    --        49,066,984
   Netherlands......    --       71,842,759    --        71,842,759
   Norway...........    --        4,870,425    --         4,870,425
   Spain............    --       16,306,172    --        16,306,172
   Supranational
     Organization
     Obligations....    --       60,234,752    --        60,234,752
   Sweden...........    --       81,109,324    --        81,109,324
   Switzerland......    --        1,096,997    --         1,096,997
   United Kingdom...    --       34,704,602    --        34,704,602
   United States....    --      575,220,856    --       575,220,856
Agency Obligations..    --       44,821,770    --        44,821,770
U.S. Treasury
  Obligations.......    --       16,595,500    --        16,595,500
Securities Lending
  Collateral........    --       59,459,609    --        59,459,609
Forward Currency
  Contracts**.......    --          (61,772)   --           (61,772)
Swap Agreements**...    --       15,122,553    --        15,122,553
                      ----   --------------    --    --------------
TOTAL...............    --   $1,379,799,930    --    $1,379,799,930
                      ====   ==============    ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                      DFA MUNICIPAL REAL RETURN PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
MUNICIPAL BONDS -- (100.0%)
ALABAMA -- (0.6%)
Alabama State (GO) Series A
    5.000%, 08/01/20..................................... 2,250  $ 2,397,488
    5.000%, 08/01/23..................................... 2,200    2,511,256
                                                                 -----------
TOTAL ALABAMA............................................          4,908,744
                                                                 -----------
ALASKA -- (0.6%)
City of Anchorage (GO) Series B
    5.000%, 09/01/21.....................................   900      985,068
    5.000%, 09/01/23.....................................   600      684,978
City of Anchorage (GO) Series D
    5.000%, 09/01/23..................................... 2,585    2,951,114
                                                                 -----------
TOTAL ALASKA.............................................          4,621,160
                                                                 -----------
ARIZONA -- (0.6%)
City of Phoenix (GO)
    4.000%, 07/01/20..................................... 1,500    1,566,705
City of Tempe (GO) Series C
    4.000%, 07/01/22..................................... 1,400    1,511,468
Maricopa County High School District No. 210-Phoenix (GO)
    3.000%, 07/01/23.....................................   650      677,787
Scottsdale Municipal Property Corp. (RB) Series A
    3.000%, 07/01/21.....................................   805      831,831
                                                                 -----------
TOTAL ARIZONA............................................          4,587,791
                                                                 -----------
ARKANSAS -- (1.3%)
Arkansas State (GO)
    5.000%, 04/01/21..................................... 2,600    2,819,648
    5.000%, 10/01/21..................................... 7,195    7,904,499
                                                                 -----------
TOTAL ARKANSAS...........................................         10,724,147
                                                                 -----------
CALIFORNIA -- (3.0%)
California State (GO) Series B
    5.000%, 09/01/25..................................... 3,140    3,731,607
California State (GO)
    5.000%, 08/01/26..................................... 9,000   10,816,830
    3.500%, 08/01/27..................................... 1,500    1,641,705
    5.000%, 08/01/27..................................... 4,000    4,862,360
Los Angeles Unified School District (GO) Series A
    5.000%, 07/01/27..................................... 2,000    2,456,460
                                                                 -----------
TOTAL CALIFORNIA.........................................         23,508,962
                                                                 -----------

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ ----------
                                                          (000)
COLORADO -- (0.8%)
Denver City & County School District No. 1 (GO) (ST AID
  WITHHLDG) (ETM) Series B
    4.000%, 12/01/18.....................................    35  $   35,309
Denver City & County School District No. 1 (GO) (ST AID
  WITHHLDG) Series B
    4.000%, 12/01/18.....................................   265     267,276
    5.000%, 12/01/24.....................................   900   1,049,868
El Paso County School District No. 20 Academy (GO) (ST
  AID WITHHLDG)
    5.000%, 12/15/21..................................... 1,240   1,367,422
Jefferson County School District R-1 (GO) (ST AID
  WITHHLDG)
    5.250%, 12/15/24..................................... 1,000   1,177,720
Weld County School District No. RE-4 (GO) (ST INTERCEPT)
    4.000%, 12/01/23..................................... 2,425   2,642,086
                                                                 ----------
TOTAL COLORADO...........................................         6,539,681
                                                                 ----------
CONNECTICUT -- (0.1%)
Connecticut State (GO) Series A
    5.000%, 10/15/18.....................................   600     604,416
    5.000%, 10/15/19.....................................   300     311,253
                                                                 ----------
TOTAL CONNECTICUT........................................           915,669
                                                                 ----------
DELAWARE -- (0.5%)
New Castle County (GO) Series B
    5.000%, 07/15/22..................................... 1,450   1,622,144
New Castle County (GO)
    5.000%, 10/01/23..................................... 2,275   2,609,402
                                                                 ----------
TOTAL DELAWARE...........................................         4,231,546
                                                                 ----------
DISTRICT OF COLUMBIA -- (1.6%)
District of Columbia (GO) Series A
    5.000%, 06/01/20..................................... 1,900   2,016,033
District of Columbia (GO) Series E
    5.000%, 06/01/21..................................... 2,550   2,774,885
    5.000%, 06/01/26..................................... 1,875   2,218,125

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
DISTRICT OF COLUMBIA -- (Continued)
Washington Metropolitan Area Transit Authority (RB)
  Series A-1
    5.000%, 07/01/27..................................... 4,535  $ 5,411,842
                                                                 -----------
TOTAL DISTRICT OF COLUMBIA...............................         12,420,885
                                                                 -----------
FLORIDA -- (3.0%)
Florida Department of Environmental Protection (RB)
  Series A
    5.000%, 07/01/26..................................... 5,000    5,904,200
Florida State (GO)
    5.000%, 07/01/21..................................... 2,000    2,182,640
    5.000%, 07/01/24.....................................   500      579,635
Florida State Board of Education (GO) Series B
    5.000%, 06/01/19.....................................   555      571,151
    5.000%, 06/01/20..................................... 3,300    3,499,683
    5.000%, 06/01/23.....................................   650      740,954
    5.000%, 06/01/25..................................... 3,000    3,525,780
Florida State Board of Education (GO) Series A
    5.000%, 06/01/23.....................................   700      797,951
Miami-Dade County (GO) Series D
    5.000%, 07/01/20..................................... 3,520    3,741,901
Miami-Dade County (GO) Series A
    5.000%, 07/01/26..................................... 1,810    2,144,452
                                                                 -----------
TOTAL FLORIDA............................................         23,688,347
                                                                 -----------
GEORGIA -- (3.4%)
Cobb County (GO)
    5.000%, 01/01/22..................................... 2,335    2,579,661
Georgia State (GO) Series A-1
    5.000%, 02/01/19.....................................   720      732,982
Georgia State (GO) Series I
    5.000%, 07/01/20..................................... 2,345    2,493,743
Georgia State (GO) Series C
    5.000%, 10/01/21..................................... 2,490    2,733,123
Georgia State (GO) Series C-1
    5.000%, 07/01/23..................................... 3,000    3,419,160
    5.000%, 07/01/24..................................... 3,200    3,713,504
Georgia State (GO) Series A
    5.000%07/01/27....................................... 8,000    9,667,200
Georgia State Road & Tollway Authority (RB) (MUN GOVT
  GTD)
    5.000%, 10/01/23..................................... 1,580    1,813,082
                                                                 -----------
TOTAL GEORGIA............................................         27,152,455
                                                                 -----------

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
HAWAII -- (1.0%)
City & County of Honolulu (GO) Series B
    5.000%, 10/01/23..................................... 2,150  $ 2,459,213
    5.000%, 10/01/25.....................................   450      529,164
Hawaii State (GO) Series EF
    5.000%, 11/01/22.....................................   300      337,506
Hawaii State (GO) Series FK
    5.000%, 05/01/23..................................... 1,800    2,042,460
Hawaii State (GO) Series EH-2017
    5.000%, 08/01/23.....................................   970    1,105,752
Hawaii State (GO) (ETM) Series EH
    5.000%, 08/01/23..................................... 1,225    1,398,313
Hawaii State (GO) (ETM) Series EH- 2017
    5.000%, 08/01/23.....................................   305      348,151
                                                                 -----------
TOTAL HAWAII.............................................          8,220,559
                                                                 -----------
IOWA -- (0.1%)
City of Ankeny (GO) Series G
    5.000%, 06/01/19.....................................   910      936,554
                                                                 -----------
KANSAS -- (1.4%)
City of Lenexa (GO) Series A
    5.000%, 09/01/20..................................... 1,610    1,720,189
    5.000%, 09/01/21.....................................   600      657,654
City of Merriam (GO)
    5.000%, 10/01/25.....................................   200      235,184
City of Wichita (GO) Series A
    5.000%, 12/01/20..................................... 3,000    3,228,060
Johnson County (GO) Series B
    5.000%, 09/01/22..................................... 1,405    1,572,869
Johnson County Unified School District No. 229 Blue
  Valley (GO) Series A
    5.000%, 10/01/26..................................... 1,500    1,786,305
Kansas State Department of Transportation (RB) Series C
    5.000%, 09/01/19.....................................   125      129,670
Kansas State Department of Transportation (RB) Series B
    5.000%, 09/01/20..................................... 1,975    2,108,490
                                                                 -----------
TOTAL KANSAS.............................................         11,438,421
                                                                 -----------
KENTUCKY -- (0.8%)
Louisville & Jefferson County (GO) Series A
    5.000%, 12/01/22..................................... 1,500    1,685,745
    5.000%, 12/01/25..................................... 3,800    4,477,160
                                                                 -----------
TOTAL KENTUCKY...........................................          6,162,905
                                                                 -----------

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ ----------
                                                          (000)
LOUISIANA -- (0.3%)
Louisiana State (GO) Series D-2
    5.000%, 12/01/21.....................................   600  $  658,314
Louisiana State (GO) Series C
    5.000%, 07/15/22.....................................   250     277,560
    5.000%, 08/01/23..................................... 1,100   1,247,235
                                                                 ----------
TOTAL LOUISIANA..........................................         2,183,109
                                                                 ----------
MAINE -- (0.1%)
Maine State (GO) Series B
    5.000%, 06/01/23.....................................   495     563,285
                                                                 ----------
MARYLAND -- (9.0%)
Anne Arundel County (GO)
    5.000%, 04/01/23..................................... 4,000   4,535,520
Anne County Arundel (GO)
    5.000%, 10/01/19..................................... 1,195   1,243,338
Baltimore County (GO)
    5.000%, 08/01/21.....................................   500     547,095
    3.000%, 11/01/24..................................... 5,015   5,259,832
City of Baltimore (GO) Series B
    5.000%, 10/15/22.....................................   645     723,161
City of Frederick (GO) Series C
    5.000%, 03/01/27..................................... 3,100   3,700,408
Harford County (GO) Series A
    5.000%, 09/15/20.....................................   900     962,919
Howard County (GO) Series D
    5.000%, 02/15/24..................................... 4,000   4,607,760
Howard County (GO) Series B
    5.000%, 02/15/26..................................... 6,420   7,603,270
Maryland State (GO) Series B
    5.000%, 03/01/19..................................... 1,000   1,020,790
    5.000%, 08/01/20..................................... 2,000   2,129,880
    4.000%, 08/01/23..................................... 1,785   1,950,416
    5.000%, 08/01/26..................................... 5,500   6,556,990
Maryland State (GO) Series C
    5.000%, 08/01/20..................................... 2,000   2,129,880
Maryland State (GO) Series A
    5.000%, 03/15/28..................................... 7,000   8,494,570
Montgomery County (GO) Series D
    3.000%, 11/01/23..................................... 2,000   2,095,040
Montgomery County (GO) Series C
    5.000%, 10/01/27..................................... 6,655   8,040,172
Prince George's County (GO) Series B
    5.000%, 09/15/18.....................................   650     652,912
Washington Suburban Sanitary Commission (GO)
    5.000%, 06/01/24..................................... 4,325   5,007,225
    3.000%, 06/01/26..................................... 2,080   2,161,016

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
MARYLAND -- (Continued)
Worcester County (GO) Series B
    4.000%, 08/01/21..................................... 2,255  $ 2,393,683
                                                                 -----------
TOTAL MARYLAND...........................................         71,815,877
                                                                 -----------
MASSACHUSETTS -- (4.4%)
City of Boston (GO) Series A
    5.000%, 03/01/20..................................... 1,200    1,263,804
    5.000%, 04/01/20..................................... 1,250    1,319,475
City of Boston (GO) Series B
    5.000%, 04/01/24..................................... 3,500    4,059,510
Commonwealth of Massachusetts (GO) Series C
    5.000%, 08/01/20..................................... 3,255    3,469,700
    5.000%, 04/01/23..................................... 4,000    4,537,440
    5.000%, 08/01/24..................................... 1,360    1,578,661
Commonwealth of Massachusetts (GO) Series B
    5.250%, 08/01/21.....................................   500      550,420
Commonwealth of Massachusetts (GO) Series E
    5.000%, 11/01/27..................................... 1,000    1,201,570
Massachusetts Clean Water Trust (The) (RB)
    5.000%, 08/01/20.....................................   400      426,384
Massachusetts School Building Authority (RB) (ETM)
  Series A
    5.000%, 11/15/25..................................... 3,240    3,821,288
Massachusetts Water Resources Authority (RB) (AGM)
  Series B
    5.250%, 08/01/28..................................... 9,000   11,132,460
Town of Lexington (GO)
    4.000%, 02/15/27..................................... 1,000    1,115,470
Town of Medfield (GO)
    3.000%, 09/15/19.....................................   510      518,568
                                                                 -----------
TOTAL MASSACHUSETTS......................................         34,994,750
                                                                 -----------
MICHIGAN -- (0.7%)
Michigan State (GO)
    5.000%, 11/01/19.....................................   700      730,142
Michigan State (GO) Series A
    5.000%, 05/01/23..................................... 2,425    2,754,024
    5.000%, 05/01/25..................................... 1,500    1,755,810
                                                                 -----------
TOTAL MICHIGAN...........................................          5,239,976
                                                                 -----------
MINNESOTA -- (3.2%)
City of Edina (GO) Series B
    3.000%, 02/01/19..................................... 1,000    1,008,000

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
MINNESOTA -- (Continued)
Hennepin County (GO) Series C
    5.000%, 12/01/28..................................... 1,150  $ 1,407,934
Metropolitan Council (GO) Series C
    5.000%, 03/01/24..................................... 6,250    7,203,187
Minneapolis Special School District No. 1 (GO) (SD CRED
  PROG) Series B
    5.000%, 02/01/28..................................... 2,590    3,117,376
Minnesota State (GO) (ETM)
    5.000%, 08/01/18.....................................    10       10,000
Minnesota State (GO) Series E
    2.000%, 08/01/19..................................... 1,000    1,005,230
Minnesota State (GO) Series D
    5.000%, 08/01/21.....................................   700      765,289
Minnesota State (GO) Series A
    5.000%, 08/01/21..................................... 1,330    1,454,049
    5.000%, 08/01/25..................................... 7,000    8,234,870
Saint Paul Public Library Agency (GO) Series C
    5.000%, 03/01/20.....................................   900      947,997
                                                                 -----------
TOTAL MINNESOTA..........................................         25,153,932
                                                                 -----------
MISSISSIPPI -- (0.3%)
Madison County School District (GO)
    3.500%, 12/01/19.....................................   350      358,901
Mississippi State (GO) Series C
    5.000%, 10/01/20..................................... 1,565    1,674,237
Mississippi State (GO) Series B
    5.000%, 11/01/20.....................................   600      643,458
                                                                 -----------
TOTAL MISSISSIPPI........................................          2,676,596
                                                                 -----------
MISSOURI -- (0.8%)
Columbia School District (GO) Series B
    5.000%, 03/01/23..................................... 2,500    2,834,875
Missouri Highway & Transportation Commission (RB)
    5.000%, 02/01/19..................................... 1,525    1,552,572
North Kansas City School District No. 74 (GO) (ST AID
  DIR DEP)
    4.000%, 03/01/26..................................... 1,845    2,036,345
                                                                 -----------
TOTAL MISSOURI...........................................          6,423,792
                                                                 -----------

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
NEBRASKA -- (1.2%)
Douglas County School District No. 17 (GO)
    4.000%, 12/15/26.....................................  3,000 $ 3,359,520
Omaha School District (GO)
    5.000%, 12/15/25.....................................  1,345   1,588,849
    5.000%, 12/15/26.....................................  3,975   4,750,999
                                                                 -----------
TOTAL NEBRASKA...........................................          9,699,368
                                                                 -----------
NEVADA -- (3.5%)
City of Henderson NV (GO)
    5.000%, 06/01/21.....................................    600     651,696
Clark County (GO) Series B
    5.000%, 11/01/24.....................................  8,665  10,057,206
Nevada State (GO) Series D1
    5.000%, 03/01/22.....................................  2,000   2,210,680
Nevada State (GO) Series D
    5.000%, 04/01/25..................................... 11,625  13,553,587
Washoe County School District (GO) Series F
    5.000%, 06/01/21.....................................    900     976,248
                                                                 -----------
TOTAL NEVADA.............................................         27,449,417
                                                                 -----------
NEW HAMPSHIRE -- (0.4%)
City of Dover (GO) Series C
    5.000%, 07/01/20.....................................    220     233,739
City of Nashua (GO)
    4.000%, 07/15/24.....................................  2,000   2,212,760
New Hampshire State (GO) Series B
    5.000%, 06/01/19.....................................    540     555,757
                                                                 -----------
TOTAL NEW HAMPSHIRE......................................          3,002,256
                                                                 -----------
NEW JERSEY -- (0.3%)
City of Hoboken (GO)
    3.000%, 02/01/27.....................................  1,000   1,015,790
Township of Parsippany-Troy Hills (GO) Series ABCD
    2.000%, 09/15/21.....................................  1,515   1,515,894
                                                                 -----------
TOTAL NEW JERSEY.........................................          2,531,684
                                                                 -----------
NEW MEXICO -- (2.0%)
New Mexico State (GO)
    5.000%, 03/01/19.....................................  1,500   1,531,185
New Mexico State (GO) (ETM)
    5.000%, 03/01/21.....................................  2,105   2,274,621
New Mexico State Severance Tax Permanent Fund (RB)
  Series B
    4.000%, 07/01/20.....................................  2,000   2,087,780
New Mexico State Severance Tax Permanent Fund (RB)
  Series D
    5.000%, 07/01/26.....................................  5,580   6,589,087

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
NEW MEXICO -- (Continued)
New Mexico State Severance Tax Permanent Fund (RB)
  Series A
    5.000%, 07/01/27..................................... 2,570  $ 3,069,146
                                                                 -----------
TOTAL NEW MEXICO.........................................         15,551,819
                                                                 -----------
NEW YORK -- (2.2%)
City of New York (GO) Series J
    5.000%,08/01/22......................................   650      725,614
City of New York (GO) Series C
    5.000%, 08/01/26.....................................   500      591,290
    5.000%, 08/01/26..................................... 1,960    2,317,857
New York State Dormitory Authority (RB) Series B
    5.000%, 02/15/22..................................... 2,500    2,766,525
    5.000%, 02/15/24.....................................   700      804,776
New York State Dormitory Authority (RB) Series A
    5.000%, 02/15/25.....................................   500      582,475
New York State Urban Development Corp. (RB) Series C
    5.000%, 12/15/18..................................... 1,000    1,013,500
New York State Urban Development Corp. (RB) Series A
    5.000%, 03/15/26..................................... 6,890    8,130,476
Riverhead Central School District (GO) (ST AID WITHHLDG)
    2.000%, 10/15/22.....................................   700      704,501
                                                                 -----------
TOTAL NEW YORK...........................................         17,637,014
                                                                 -----------
NORTH CAROLINA -- (6.3%)
City of Charlotte Water & Sewer System Revenue (RB)
    5.000%, 07/01/21..................................... 1,800    1,965,996
Forsyth County (GO)
    4.000%, 12/01/21..................................... 1,500    1,605,690
Gaston County (GO)
    5.000%, 02/01/26..................................... 2,500    2,936,075
Iredell County (GO)
    2.500%, 02/01/24..................................... 2,285    2,321,491
Mecklenburg County (GO) Series B
    5.000%, 12/01/21..................................... 6,120    6,752,257
    5.000%, 12/01/26..................................... 8,430   10,125,104
Mecklenburg County (GO) Series A
    5.000%, 04/01/22..................................... 5,000    5,555,350

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
NORTH CAROLINA -- (Continued)
North Carolina Eastern Municipal Power Agency (RB)
  (NATL-IBC) (ETM) Series B-NATL-IBC
    6.000%, 01/01/22.....................................   650  $   734,455
North Carolina State (GO) Series C
    3.750%, 05/01/19..................................... 1,500    1,526,085
Wake County (GO)
    5.000%, 03/01/19..................................... 1,000    1,020,970
    5.000%, 09/01/21..................................... 2,250    2,466,923
    5.000%, 09/01/24..................................... 4,000    4,658,880
Wake County (GO) Series C
    5.000%, 03/01/25..................................... 7,530    8,840,220
                                                                 -----------
TOTAL NORTH CAROLINA.....................................         50,509,496
                                                                 -----------
NORTH DAKOTA -- (0.1%)
North Dakota State University of Agriculture & Applied
  Science (RB)
    5.000%, 04/01/21.....................................   545      587,341
                                                                 -----------
OHIO -- (5.9%)
Beavercreek City School District (GO) (AGM)
    5.000%, 12/01/18.....................................   525      531,253
City of Columbus (GO) Series A
    5.000%, 02/15/20.....................................   650      683,703
    2.000%, 08/15/22..................................... 2,000    2,003,860
    4.000%, 08/15/25..................................... 3,500    3,884,475
City of Columbus (GO) Series 1
    5.000%, 07/01/21..................................... 2,775    3,026,776
    5.000%, 07/01/23..................................... 1,875    2,136,975
City of Columbus (GO) Series A
    4.000%, 04/01/24..................................... 4,000    4,397,040
Columbus City School District (GO) Series A
    5.000%, 12/01/21..................................... 1,595    1,755,441
Franklin County (GO)
    5.000%, 06/01/21..................................... 1,830    1,992,980
Ohio State (GO) Series B
    5.000%, 08/01/20.....................................   650      692,477
    5.000%, 09/01/27..................................... 9,300   11,169,765
    5.000%, 09/15/27..................................... 3,500    4,206,335
Ohio State (GO) Series A
    4.000%, 03/01/21..................................... 1,475    1,557,600
Ohio State (GO)
    5.000%, 09/15/24..................................... 2,000    2,322,660
    5.000%, 09/15/25..................................... 1,950    2,296,690
Ohio Water Development Authority (RB)
    5.000%, 06/01/19..................................... 2,225    2,290,860

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
OHIO -- (Continued)
Upper Arlington City School
District (GO) Series A
    5.000%, 12/01/26..................................... 1,530  $ 1,824,877
                                                                 -----------
TOTAL OHIO...............................................         46,773,767
                                                                 -----------
OREGON -- (1.1%)
City of Portland Sewer System Revenue (RB) Series A
    5.000%, 10/01/23..................................... 3,570    4,087,221
Multnomah County School District No. 1 Portland (GO)
  (SCH BD GTY) Series B
    5.000%, 06/15/23..................................... 1,005    1,141,208
Oregon State (GO) Series A
    5.000%, 05/01/21.....................................   800      869,424
Oregon State (GO)
    5.000%, 12/01/22..................................... 2,050    2,312,031
                                                                 -----------
TOTAL OREGON.............................................          8,409,884
                                                                 -----------
PENNSYLVANIA -- (1.0%)
Commonwealth of Pennsylvania (GO)
    5.000%, 04/01/22..................................... 3,925    4,306,824
Pennsylvania Economic Development Financing Authority
  (RB) Series A
    5.000%, 07/01/19..................................... 3,145    3,245,671
                                                                 -----------
TOTAL PENNSYLVANIA.......................................          7,552,495
                                                                 -----------
RHODE ISLAND -- (0.3%)
Rhode Island State (GO) Series A
    5.000%, 08/01/20..................................... 1,900    2,023,766
Rhode Island State (GO) Series D
    5.000%, 08/01/22.....................................   600      669,066
                                                                 -----------
TOTAL RHODE ISLAND.......................................          2,692,832
                                                                 -----------
SOUTH CAROLINA -- (2.9%)
Beaufort County (GO) (ST AID WITHHLDG) Series A
    4.000%, 03/01/22.....................................   640      686,304
Beaufort County School District (GO) (SCSDE) Series A
    5.000%, 03/01/23..................................... 6,000    6,781,200
Berkeley County School District (GO) (SCSDE) Series A
    5.000%, 03/01/27..................................... 2,500    2,982,050
Charleston County (GO)
    5.000%, 11/01/23..................................... 1,000    1,149,240

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
SOUTH CAROLINA -- (Continued)
Charleston County School District (GO) (SCSDE) Series A
    5.000%, 02/01/21.....................................   800  $   863,056
Clemson University (RB) Series B
    5.000%, 05/01/25.....................................   750      878,933
Lexington & Richland School District No. 5 (GO) (SCSDE)
    5.000%, 03/01/24..................................... 2,750    3,163,160
Richland County (GO) (ST AID WITHHLDG) Series A
    5.000%, 03/01/26..................................... 1,870    2,222,233
South Carolina State (GO) (ST AID WITHHLDG) Series A
    5.000%, 10/01/23..................................... 3,000    3,440,970
Spartanburg County (GO) (ST AID WITHHLDG)
    5.000%, 04/01/19..................................... 1,210    1,238,423
                                                                 -----------
TOTAL SOUTH CAROLINA.....................................         23,405,569
                                                                 -----------
TENNESSEE -- (4.4%)
City of Kingsport (GO) Series A
    5.000%, 09/01/21.....................................   510      557,721
Hamilton County (GO) Series B
    5.000%, 03/01/22..................................... 2,000    2,218,000
Maury County (GO) Series B
    5.000%, 04/01/20..................................... 1,205    1,271,781
Metropolitan Government of Nashville & Davidson County
  (GO) Series C
    5.000%, 07/01/21..................................... 5,000    5,453,650
Metropolitan Government of Nashville & Davidson County
  (GO)
    5.000%, 01/01/26..................................... 7,165    8,433,850
Rutherford County (GO) Series B
    5.000%, 04/01/23..................................... 4,085    4,631,900
Shelby County (GO) Series A
    5.000%, 04/01/20..................................... 1,500    1,583,370
Shelby County (GO)
    5.000%, 04/01/25..................................... 5,000    5,849,700
Sullivan County (GO) Series A
    5.000%, 04/01/21..................................... 1,000    1,081,760
Sumner County (GO)
    5.000%, 06/01/21.....................................   650      706,946
    5.000%, 12/01/21.....................................   900      991,755

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
TENNESSEE -- (Continued)
Washington County (GO) Series A
    4.000%, 06/01/26..................................... 1,705  $ 1,890,930
                                                                 -----------
TOTAL TENNESSEE..........................................         34,671,363
                                                                 -----------
TEXAS -- (15.2%)
City of Arlington (GO)
    5.000%, 08/15/25..................................... 1,000    1,170,930
City of Austin (GO)
    5.000%, 09/01/25..................................... 2,305    2,706,185
City of Dallas (GO)
    5.000%, 02/15/19..................................... 1,600    1,630,128
City of Dallas Waterworks & Sewer System Revenue (RB)
  Series A
    5.000%, 10/01/22..................................... 9,000   10,080,990
City of Frisco (GO) Series A
    5.000%, 02/15/25..................................... 2,000    2,323,320
City of Garland (GO) Series A
    5.000%, 02/15/24.....................................   400      458,072
City of Houston (GO) Series A
    5.000%, 03/01/27..................................... 5,000    5,879,650
City of Lubbock (GO)
    5.000%, 02/15/23..................................... 4,000    4,499,360
City of San Antonio (GO)
    5.000%, 02/01/20..................................... 2,500    2,626,775
    5.000%, 02/01/21..................................... 2,200    2,373,404
City of San Antonio Electric & Gas Systems Revenue (RB)
  Series D
    5.000%, 02/01/19.....................................   310      315,543
City of San Antonio Electric & Gas Systems Revenue (RB)
    5.000%, 02/01/24..................................... 9,515   10,919,224
    5.000%, 02/01/26..................................... 2,850    3,355,676
City of Sugar Land (GO)
    5.000%, 02/15/21..................................... 1,050    1,132,383
Conroe Independent School District (GO) (PSF-GTD) Series
  A
    5.000%, 02/15/26..................................... 8,710   10,223,275
Cypress-Fairbanks Independent School District (GO)
  (PSF-GTD)
    5.000%, 02/15/21.....................................   800      864,008
Dallas County Community College District (GO)
    5.000%, 02/15/21..................................... 2,155    2,326,301
El Paso Independent School District (GO) (PSF-GTD)
    5.000%, 08/15/24..................................... 3,035    3,505,455
Frisco Independent School District (GO) (PSF-GTD)
    5.000%, 08/15/20..................................... 2,460    2,621,253

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------ ------------
                                                          (000)
TEXAS -- (Continued)
Goose Creek Consolidated Independent School District
  (GO) (PSF-GTD)
    5.000%, 02/15/27.....................................  3,000 $  3,553,020
Highland Park Independent School District (GO)
    5.000%, 02/15/23.....................................  3,120    3,519,610
Houston Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/27.....................................  5,000    5,942,750
Humble Independent School District (GO) (PSF-GTD)
  Series A
    2.000%, 02/15/19.....................................    660      662,244
Permanent University Fund - University of Texas System
  (RB) Series B
    5.250%, 07/01/28.....................................  2,610    3,210,979
Pflugerville Independent School District (GO) (PSF-GTD)
    4.000%, 08/15/20.....................................  2,000    2,091,260
Plano Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/24.....................................  2,225    2,554,278
San Antonio Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/20.....................................  1,790    1,880,860
Texas State (GO)
    5.000%, 04/01/19.....................................  1,150    1,177,623
    5.000%, 10/01/23.....................................  4,200    4,799,634
Texas Transportation Commission State Highway Fund (RB)
    5.000%, 10/01/26.....................................  2,505    2,974,963
University of Texas System (The) (RB) Series C
    5.000%, 08/15/19.....................................    100      103,542
University of Texas System (The) (RB) Series J
    5.000%, 08/15/25..................................... 12,500   14,707,500
    5.000%, 08/15/26.....................................  3,850    4,580,691
Ysleta Independent School District (GO) (PSF-GTD) Series
  A
    5.000%, 08/15/20.....................................    460      490,153
                                                                 ------------
TOTAL TEXAS..............................................         121,261,039
                                                                 ------------
UTAH -- (0.8%)
City of American Fork (GO)
    5.000%, 05/01/26.....................................  1,165    1,364,460
Davis School District (GO) (SCH BD GTY)
    5.000%, 06/01/23.....................................  1,000    1,137,950

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
UTAH -- (Continued)
Tooele County School District (GO) (SCH BD GTY) Series B
    5.000%, 06/01/22.....................................   650  $   723,580
Utah State (GO) Series C
    5.000%, 07/01/19.....................................   900      928,890
Utah State (GO)
    5.000%, 07/01/22..................................... 1,500    1,678,185
Weber School District (GO) (SCH BD GTY)
    5.000%, 06/15/21.....................................   650      707,713
                                                                 -----------
TOTAL UTAH...............................................          6,540,778
                                                                 -----------
VERMONT -- (0.2%)
Vermont State (GO) Series C
    4.000%, 08/15/23..................................... 1,300    1,424,618
                                                                 -----------
VIRGINIA -- (4.9%)
Arlington County (GO) Series B
    5.000%, 08/15/22..................................... 4,830    5,413,029
Arlington County (GO)
    5.000%, 08/15/27..................................... 4,000    4,840,280
City of Lynchburg (GO)
    5.000%, 02/01/26..................................... 1,930    2,281,144
City of Manassas (GO) (ST AID WITHHLDG) Series C
    5.000%, 07/01/21..................................... 1,040    1,135,285
City of Richmond (GO) (ST AID WITHHLDG) Series A
    5.000%, 03/01/21.....................................   900      973,953
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
    5.000%, 09/15/24..................................... 3,000    3,489,600
Fairfax County (GO) (ST AID WITHHLDG) Series B
    5.000%, 10/01/18.....................................   400      402,428
Fairfax County (GO) (ST AID WITHHLDG) Series A
    5.000%, 10/01/19..................................... 2,000    2,080,660
    5.000%, 10/01/23..................................... 4,775    5,476,877
    5.000%, 10/01/26..................................... 5,535    6,627,720
Loudoun County (GO) Series A
    5.000%, 12/01/21..................................... 5,000    5,516,550
Virginia Public Building Authority (RB) Series C
    5.000%, 08/01/23.....................................   600      683,664
Virginia Resources Authority (RB) Series D
    5.000%, 11/01/20.....................................   200      214,762
                                                                 -----------
TOTAL VIRGINIA...........................................         39,135,952
                                                                 -----------

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ ----------
                                                          (000)
WASHINGTON -- (4.7%)
City of Marysville Water & Sewer Revenue (RB)
    5.000%, 04/01/20.....................................   175  $  184,699
City of Seattle Municipal Light & Power Revenue (RB)
  Series B
    5.000%, 04/01/24..................................... 3,000   3,462,210
City of Seattle Water System Revenue (RB)
    5.000%, 09/01/19.....................................   190     197,161
City of Spokane (GO)
    5.000%, 12/01/25..................................... 1,165   1,368,316
Clark County School District No. 119 Battleground (GO)
  (SCH BD GTY)
    4.000%, 12/01/21.....................................   510     545,078
King & Snohomish Counties School District No. 417
  Northshore (GO) (SCH BD GTY)
    5.000%, 12/01/19..................................... 2,825   2,954,328
King County (GO) Series A
    5.000%, 07/01/20.....................................   700     744,401
    5.000%, 12/01/25..................................... 1,830   2,162,859
King County School District No. 405 Bellevue (GO) (SCH
  BD GTY)
    5.000%, 12/01/24..................................... 2,265   2,634,897
King County School District No. 414 Lake Washington (GO)
  (SCH BD GTY)
    5.000%, 12/01/22.....................................   925   1,041,180
North Thurston Public Schools (GO) (SCH BD GTY)
    5.000%, 12/01/22..................................... 2,080   2,332,054
Port of Seattle (GO)
    5.000%, 06/01/21..................................... 3,150   3,425,971
Washington State (GO) Series R-2012A
    5.000%, 07/01/19..................................... 1,585   1,635,593
Washington State (GO) Series R-2013A
    5.000%, 07/01/20..................................... 2,775   2,949,936
Washington State (GO) Series R-2015A
    5.000%, 07/01/20..................................... 1,560   1,658,342
Washington State (GO) Series R-2012C
    4.000%, 07/01/21.....................................   150     159,458
Washington State (GO) Series A
    5.000%, 08/01/21.....................................   500     546,940
Washington State (GO) Series C
    5.000%, 02/01/25..................................... 1,930   2,249,145

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
WASHINGTON -- (Continued)
Washington State (GO) Series 2017-A
    5.000%, 08/01/26..................................... 1,480  $ 1,756,124
Washington State (GO)
    5.000%, 08/01/27..................................... 4,800    5,735,904
                                                                 -----------
TOTAL WASHINGTON.........................................         37,744,596
                                                                 -----------
WISCONSIN -- (5.0%)
City of Janesville (GO)
    3.000%, 03/01/24..................................... 1,245    1,293,032
City of Milwaukee (GO) Series N1
    5.000%, 02/01/19.....................................   100      101,772
City of Milwaukee (GO)
    5.000%, 05/01/20..................................... 2,370    2,506,962
City of Milwaukee (GO) Series N2
    4.000%, 03/01/24..................................... 6,500    7,132,710
City of Milwaukee (GO) Series N4
    5.000%, 04/01/27..................................... 1,510    1,801,083
    5.000%, 04/01/28..................................... 9,990   12,036,352
City of Oshkosh (GO) Series B
    3.000%, 12/01/23.....................................   650      676,676

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------ ------------
                                                          (000)
WISCONSIN -- (Continued)
Germantown School District (GO) Series A
    5.000%, 04/01/27..................................... 2,200  $  2,635,468
Oregon School District (GO)
    3.000%, 03/01/21..................................... 1,900     1,950,445
Wisconsin State (GO) Series 2
    5.000%, 11/01/20.....................................   800       858,864
    5.000%, 11/01/22.....................................   600       674,748
Wisconsin State (GO) Series B
    5.000%, 05/01/21..................................... 3,405     3,699,498
Wisconsin State (GO) Series 1
    5.000%, 11/01/24..................................... 4,025     4,684,456
                                                                 ------------
TOTAL WISCONSIN..........................................          40,052,066
                                                                 ------------
TOTAL MUNICIPAL BONDS....................................         795,742,497
                                                                 ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $806,474,776)^^..................................        $795,742,497
                                                                 ============

At July 31, 2018, DFA Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:

                   PAYMENTS   PAYMENTS                                     UPFRONT  UPFRONT              UNREALIZED
                     MADE     RECEIVED  PAYMENT     NOTIONAL    EXPIRATION PREMIUMS PREMIUMS  MARKET    APPRECIATION
COUNTERPARTY       BY FUND    BY FUND  FREQUENCY     AMOUNT        DATE      PAID   RECEIVED  VALUE    (DEPRECIATION)
------------     ------------ -------- --------- -------------- ---------- -------- -------- --------  --------------
Bank of America
  Corp.......... 2.373% Fixed   CPI    Maturity  USD 18,000,000  07/13/26     --       --    $ (5,417)    $ (5,417)
Bank of America
  Corp.......... 2.355% Fixed   CPI    Maturity  USD 17,000,000  05/29/28     --       --      68,328       68,328
Bank of America
  Corp.......... 2.327% Fixed   CPI    Maturity  USD 17,000,000  07/30/24     --       --       4,457        4,457
Bank of America
  Corp.......... 2.195% Fixed   CPI    Maturity  USD 15,000,000  01/09/24     --       --     136,590      136,590
Bank of America
  Corp.......... 2.192% Fixed   CPI    Maturity  USD 14,000,000  03/29/25     --       --     134,426      134,426
Bank of America
  Corp.......... 2.185% Fixed   CPI    Maturity  USD 17,000,000  03/03/23     --       --     116,099      116,099
Bank of America
  Corp.......... 2.177% Fixed   CPI    Maturity  USD 11,000,000  09/20/27     --       --     271,474      271,474
Bank of America
  Corp.......... 2.149% Fixed   CPI    Maturity  USD 14,000,000  08/10/27     --       --     357,879      357,879
Bank of America
  Corp.......... 2.064% Fixed   CPI    Maturity  USD 13,000,000  10/24/24     --       --     317,735      317,735
Bank of America
  Corp.......... 2.029% Fixed   CPI    Maturity  USD 15,000,000  05/24/25     --       --     386,754      386,754
Bank of America
  Corp.......... 2.004% Fixed   CPI    Maturity  USD 14,000,000  06/13/25     --       --     401,144      401,144
Bank of America
  Corp.......... 1.902% Fixed   CPI    Maturity  USD 25,000,000  07/14/22     --       --     553,192      553,192

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                PAYMENTS   PAYMENTS                                     UPFRONT  UPFRONT                UNREALIZED
                  MADE     RECEIVED  PAYMENT     NOTIONAL    EXPIRATION PREMIUMS PREMIUMS   MARKET     APPRECIATION
COUNTERPARTY    BY FUND    BY FUND  FREQUENCY     AMOUNT        DATE      PAID   RECEIVED   VALUE     (DEPRECIATION)
------------  ------------ -------- --------- -------------- ---------- -------- -------- ----------- --------------
 Bank of
   America
   Corp...... 1.826% Fixed   CPI    Maturity  USD 26,000,000  11/07/20     --       --    $   474,752  $   474,752
 Bank of
   America
   Corp...... 1.715% Fixed   CPI    Maturity  USD 11,000,000  09/28/23     --       --        466,185      466,185
 Bank of
   America
   Corp...... 1.706% Fixed   CPI    Maturity  USD 11,000,000  06/14/22     --       --        407,941      407,941
 Bank of
   America
   Corp...... 1.704% Fixed   CPI    Maturity  USD 27,000,000  05/31/21     --       --        814,896      814,896
 Bank of
   America
   Corp...... 1.663% Fixed   CPI    Maturity  USD 17,000,000  04/15/22     --       --        649,071      649,071
 Bank of
   America
   Corp...... 1.619% Fixed   CPI    Maturity  USD 12,000,000  10/14/22     --       --        420,705      420,705
 Bank of
   America
   Corp...... 1.610% Fixed   CPI    Maturity  USD 20,000,000  12/31/20     --       --        512,175      512,175
 Bank of
   America
   Corp...... 1.609% Fixed   CPI    Maturity  USD 17,000,000  06/24/21     --       --        585,908      585,908
 Bank of
   America
   Corp...... 1.580% Fixed   CPI    Maturity  USD 14,000,000  12/30/20     --       --        379,248      379,248
 Bank of
   America
   Corp...... 1.548% Fixed   CPI    Maturity  USD  8,000,000  01/08/21     --       --        232,513      232,513
 Bank of
   America
   Corp...... 1.530% Fixed   CPI    Maturity  USD 19,000,000  12/24/20     --       --        559,804      559,804
 Bank of
   America
   Corp...... 1.520% Fixed   CPI    Maturity  USD 14,000,000  12/23/20     --       --        419,188      419,188
 Bank of
   America
   Corp...... 0.022% Fixed   CPI    Maturity  USD 16,000,000  02/14/24     --       --        145,521      145,521
 Citibank,
   N.A....... 2.367% Fixed   CPI    Maturity  USD 10,000,000  05/04/28     --       --          7,424        7,424
 Citibank,
   N.A....... 2.234% Fixed   CPI    Maturity  USD 34,000,000  01/23/24     --       --        252,480      252,480
 Citibank,
   N.A....... 2.171% Fixed   CPI    Maturity  USD 11,000,000  04/07/24     --       --         95,640       95,640
 Citibank,
   N.A....... 2.148% Fixed   CPI    Maturity  USD 19,000,000  01/04/24     --       --        244,057      244,057
 Citibank,
   N.A....... 2.114% Fixed   CPI    Maturity  USD 14,000,000  12/19/23     --       --        208,096      208,096
 Citibank,
   N.A....... 2.112% Fixed   CPI    Maturity  USD 11,000,000  05/02/24     --       --        146,093      146,093
 Citibank,
   N.A....... 2.112% Fixed   CPI    Maturity  USD 27,000,000  12/21/24     --       --        480,349      480,349
 Citibank,
   N.A....... 2.102% Fixed   CPI    Maturity  USD 11,000,000  11/21/26     --       --        280,087      280,087
 Citibank,
   N.A....... 2.100% Fixed   CPI    Maturity  USD 18,000,000  12/11/25     --       --        384,874      384,874
 Citibank,
   N.A....... 2.087% Fixed   CPI    Maturity  USD 23,000,000  12/29/22     --       --        295,585      295,585
 Citibank,
   N.A....... 2.005% Fixed   CPI    Maturity  USD 12,000,000  11/09/25     --       --        380,678      380,678
 Citibank,
   N.A....... 1.986% Fixed   CPI    Maturity  USD 20,000,000  07/24/23     --       --        461,435      461,435
 Citibank,
   N.A....... 1.789% Fixed   CPI    Maturity  USD 21,000,000  03/31/24     --       --        879,748      879,748
 Citibank,
   N.A....... 1.752% Fixed   CPI    Maturity  USD 17,000,000  05/20/23     --       --        712,618      712,618
 Citibank,
   N.A....... 1.718% Fixed   CPI    Maturity  USD 16,000,000  05/27/20     --       --        378,088      378,088
 Citibank,
   N.A....... 1.697% Fixed   CPI    Maturity  USD 22,000,000  06/02/22     --       --        836,963      836,963
 Citibank,
   N.A....... 1.581% Fixed   CPI    Maturity  USD 10,000,000  12/28/20     --       --        270,474      270,474
 Citibank,
   N.A....... 1.578% Fixed   CPI    Maturity  USD 25,000,000  08/09/23     --       --      1,257,070    1,257,070
 Citibank,
   N.A....... 1.577% Fixed   CPI    Maturity  USD 10,000,000  11/18/21     --       --        332,381      332,381
 Citibank,
   N.A....... 1.555% Fixed   CPI    Maturity  USD 10,000,000  12/11/20     --       --        279,185      279,185
 Citibank,
   N.A....... 1.533% Fixed   CPI    Maturity  USD 10,000,000  11/10/20     --       --        265,586      265,586
 Citibank,
   N.A....... 1.520% Fixed   CPI    Maturity  USD 24,000,000  08/01/21     --       --        886,422      886,422
 Citibank,
   N.A....... 1.481% Fixed   CPI    Maturity  USD 17,000,000  08/18/21     --       --        644,540      644,540
 Citibank,
   N.A....... 1.253% Fixed   CPI    Maturity  USD 12,000,000  02/11/22     --       --        681,882      681,882
                                                                           --       --    -----------  -----------
 TOTAL.......                                                              --       --    $19,472,323  $19,472,323
                                                                           ==       ==    ===========  ===========

USD United States Dollar

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   -----------------------------------------
                                                   LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                                   ------- ------------ ------- ------------
Municipal Bonds...................................   --    $795,742,497   --    $795,742,497
Swap Agreements...................................   --      19,472,323   --      19,472,323
                                                     --    ------------   --    ------------
TOTAL.............................................   --    $815,214,820   --    $815,214,820
                                                     ==    ============   ==    ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                         DFA MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ ----------
                                                          (000)
MUNICIPAL BONDS -- (100.0%)
ALABAMA -- (0.5%)
Alabama State (GO) Series A
    5.000%, 08/01/20.....................................   200  $  213,110
    5.000%, 08/01/21..................................... 1,000   1,093,270
    5.000%, 08/01/23.....................................   300     342,444
Baldwin County (GO)
    4.000%, 05/01/20.....................................   610     634,900
                                                                 ----------
TOTAL ALABAMA............................................         2,283,724
                                                                 ----------
ALASKA -- (0.4%)
Alaska State (GO) Series B
    5.000%, 08/01/20.....................................   290     308,479
Borough of Fairbanks North Star (GO) Series S
    4.000%, 10/01/21.....................................   560     596,288
City of Anchorage (GO) Series A
    3.000%, 09/01/22.....................................   765     796,655
                                                                 ----------
TOTAL ALASKA.............................................         1,701,422
                                                                 ----------
ARIZONA -- (0.4%)
City of Chandler (GO)
    3.000%, 07/01/20.....................................   550     564,240
City of Phoenix (GO)
    4.000%, 07/01/21.....................................   500     531,085
Maricopa County School District No. 3 Tempe Elementary
  (GO)
    3.000%, 07/01/21.....................................   550     567,539
                                                                 ----------
TOTAL ARIZONA............................................         1,662,864
                                                                 ----------
ARKANSAS -- (0.7%)
Arkansas State (GO)
    5.000%, 04/01/21.....................................   400     433,792
    5.000%, 06/15/21..................................... 1,250   1,362,813
    5.000%, 04/01/22..................................... 1,110   1,232,033
                                                                 ----------
TOTAL ARKANSAS...........................................         3,028,638
                                                                 ----------
CALIFORNIA -- (1.6%)
California State (GO)
    5.000%, 09/01/26..................................... 1,195   1,437,525
    3.500%, 08/01/27..................................... 5,000   5,472,350
                                                                 ----------
TOTAL CALIFORNIA.........................................         6,909,875
                                                                 ----------
COLORADO -- (1.4%)
Boulder Valley School District No. Re-2 Boulder (GO) (ST
  AID WITHHLDG) Series B
    4.000%, 12/01/24..................................... 1,000   1,106,430

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ ----------
                                                          (000)
COLORADO -- (Continued)
Denver City & County School District No. 1 (GO) (ST AID
  WITHHLDG) Series B
    5.000%, 12/01/24.....................................   550  $  641,586
Pueblo City Schools (GO) (ST AID WITHHLDG)
    5.000%, 12/15/20.....................................   550     591,965
Weld County School District No. RE-4 (GO) (ST INTERCEPT)
    4.000%, 12/01/22..................................... 1,140   1,231,155
    5.000%, 12/01/24..................................... 2,280   2,634,859
                                                                 ----------
TOTAL COLORADO...........................................         6,205,995
                                                                 ----------
CONNECTICUT -- (0.3%)
Connecticut State (GO) Series E
    4.000%, 09/15/20.....................................   550     571,775
Hartford County Metropolitan District (GO)
    5.000%, 03/01/19.....................................   600     611,910
                                                                 ----------
TOTAL CONNECTICUT........................................         1,183,685
                                                                 ----------
DELAWARE -- (0.5%)
Kent County (GO)
    4.000%, 09/01/24.....................................   415     457,791
New Castle County (GO)
    5.000%, 10/01/23..................................... 1,600   1,835,184
                                                                 ----------
TOTAL DELAWARE...........................................         2,292,975
                                                                 ----------
DISTRICT OF COLUMBIA -- (0.5%)
Washington Metropolitan Area Transit Authority (RB)
  Series B
    5.000%, 07/01/25.....................................   720     841,090
    5.000%, 07/01/27 .................................... 1,000   1,193,350
                                                                 ----------
TOTAL DISTRICT OF COLUMBIA...............................         2,034,440
                                                                 ----------
FLORIDA -- (1.7%)
City of Port State Lucie (GO)
    5.000%, 07/01/20.....................................   420     444,923
Flagler County (GO) (BAM)
    5.000%, 07/01/22.....................................   465     516,331
Florida State Board of Education (GO) Series A
    5.000%, 06/01/19.....................................   100     102,910
    5.000%, 06/01/24.....................................   350     405,209

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
FLORIDA -- (Continued)
Florida's Turnpike Enterprise (RB) Series B
    5.000%, 07/01/19..................................... 1,135  $ 1,172,069
Miami-Dade County (GO) Series D
    5.000%, 07/01/20..................................... 2,000    2,126,080
Orange County Water Utility System Revenue (RB)
    5.000%, 10/01/21.....................................   525      576,770
Orlando Utilities Commission (RB) Series C
    5.250%, 10/01/22..................................... 1,000    1,130,910
Palm Beach County (RB)
    5.000%, 11/01/23.....................................   810      927,410
                                                                 -----------
TOTAL FLORIDA............................................          7,402,612
                                                                 -----------
GEORGIA -- (3.7%)
Cobb County School District
    2.000%, 12/20/18..................................... 1,000    1,003,030
Columbia County School District (GO) (ST AID WITHHLDG)
    5.000%, 04/01/20..................................... 1,305    1,377,323
Georgia State (GO) Series C
    5.000%, 07/01/19..................................... 2,000    2,064,020
Georgia State (GO) Series I
    5.000%, 07/01/20..................................... 2,000    2,126,860
Georgia State (GO) Series E
    5.000%, 12/01/26..................................... 2,000    2,402,160
Georgia State Series E
    5.000%, 12/01/21..................................... 3,000    3,306,870
Georgia State Road & Tollway Authority (RB) (MUN GOVT
GTD)
    5.000%, 10/01/23..................................... 3,455    3,964,682
                                                                 -----------
TOTAL GEORGIA............................................         16,244,945
                                                                 -----------
HAWAII -- (2.1%)
City & County of Honolulu (GO) Series B
    5.000%, 10/01/23.....................................   150      171,573
    5.000%, 10/01/25.....................................   725      852,542
Hawaii County (GO) Series B
    5.000%, 09/01/18.....................................   420      421,243
Hawaii County (GO) Series D
    5.000%, 09/01/20..................................... 1,375    1,467,648
Hawaii State (GO) Series DQ
    5.000%, 06/01/19.....................................   300      308,730
Hawaii State (GO) Series EE
    5.000%, 11/01/20..................................... 1,300    1,395,654
Hawaii State (GO) Series FE
    5.000%, 10/01/24..................................... 1,005    1,168,232
    5.000%, 10/01/25..................................... 2,790    3,286,843
                                                                 -----------
TOTAL HAWAII.............................................          9,072,465
                                                                 -----------

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ ----------
                                                                  (000)
INDIANA -- (0.7%)
Indiana University (RB) Series A
            5.000%, 06/01/21..................................... 2,755  $2,998,762
                                                                         ----------
IOWA -- (0.5%)
City of Davenport (GO) Series C
            4.000%, 06/01/24..................................... 1,410   1,546,516
Iowa Finance Authority (RB)
(currency)  5.000%, 08/01/20
              (Pre-refunded @ $100, 8/1/19)......................   500     517,255
                                                                         ----------
TOTAL IOWA.......................................................         2,063,771
                                                                         ----------
KANSAS -- (1.3%)
City of Merriam (GO)
            5.000%, 10/01/25.....................................   800     940,736
City of Topeka Series A
            3.000%, 10/01/18.....................................   235     235,623
City of Wichita (GO) Series 811
            5.000%, 06/01/22.....................................   550     611,396
Johnson County (GO) Series B
            5.000%, 09/01/22.....................................   650     727,662
Johnson County Unified
School District No. 229 Blue
Valley (GO) Series B
            5.000%, 10/01/23.....................................   750     857,475
Johnson County Unified
School District No. 229 Blue
Valley (GO) Series A
            5.000%, 10/01/26.....................................   225     267,946
Saline County Unified School
District No. 305 Salina (GO)
            5.000%, 09/01/20..................................... 1,900   2,029,219
                                                                         ----------
TOTAL KANSAS.....................................................         5,670,057
                                                                         ----------
KENTUCKY -- (2.2%)
Kentucky State Economic Development Finance Authority (RB)
  Series A
(currency)  5.000%, 05/01/24 (Pre-refunded @ $100, 5/1/19)....... 2,300   2,359,018
Louisville & Jefferson County (GO) Series B
            5.000%, 11/01/21..................................... 1,700   1,871,360
Louisville & Jefferson County (RB)
(currency)  5.000%, 12/01/35..................................... 2,200   2,446,444

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ ----------
                                                          (000)
KENTUCKY -- (Continued)
Louisville & Jefferson County Metropolitan Sewer
  District (RB) Series C
    5.000%, 05/15/23..................................... 1,850  $2,096,623
Louisville Water Co. (RB) Series A
    4.000%, 11/15/21.....................................   800     854,312
                                                                 ----------
TOTAL KENTUCKY...........................................         9,627,757
                                                                 ----------
LOUISIANA -- (0.4%)
Louisiana State (GO) Series C
    5.000%, 08/01/21..................................... 1,000   1,088,380
    5.000%, 08/01/23.....................................   500     566,925
                                                                 ----------
TOTAL LOUISIANA..........................................         1,655,305
                                                                 ----------
MAINE -- (0.3%)
Maine State (GO) Series B
    5.000%, 06/01/23..................................... 1,000   1,137,950
                                                                 ----------
MARYLAND -- (6.0%)
Anne County Arundel (GO)
    5.000%, 10/01/20.....................................   500     535,120
Baltimore County (BAN)
    4.000%, 03/18/19..................................... 3,500   3,557,785
Baltimore County (GO)
    5.000%, 08/01/20.....................................   750     799,470
    5.000%, 08/01/22.....................................   600     670,776
    5.000%, 03/01/28..................................... 1,335   1,619,021
Carroll County (GO)
    5.000%, 11/01/21.....................................   550     604,890
City of Baltimore (GO) Series B
    5.000%, 10/15/27..................................... 1,025   1,227,940
Harford County (GO) Series A
    5.000%, 09/15/20.....................................   570     609,849
Howard County (GO) Series D
    5.000%, 02/15/24..................................... 1,300   1,497,522
Maryland State (GO) Series C
    5.000%, 11/01/19.....................................   915     954,400
    5.000%, 08/01/20.....................................   700     745,458
    5.000%, 08/01/22..................................... 1,000   1,117,960
Maryland State (GO) Series B
    5.000%, 08/01/20..................................... 1,000   1,064,940
    4.000%, 08/01/23.....................................   850     928,769
Maryland State (GO) Series 1
    5.000%, 06/01/22..................................... 1,175   1,308,926
    5.000%, 06/01/23..................................... 3,000   3,412,380
Montgomery County (GO) Series B
    5.000%, 12/01/21.....................................   350     386,278
Montgomery County (GO) Series D
    3.000%, 11/01/23..................................... 3,000   3,142,560
Washington Suburban Sanitary Commission (GO)
    5.000%, 06/01/24.....................................   655     758,320

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ -----------
                                                                  (000)
MARYLAND -- (Continued)
Worcester County (GO) Series B
            4.000%, 08/01/21..................................... 1,000  $ 1,061,500
                                                                         -----------
TOTAL MARYLAND...................................................         26,003,864
                                                                         -----------
MASSACHUSETTS -- (4.1%)
City of Lowell (GO) (ST AID WITHHLDG)
            4.000%, 09/01/23.....................................   250      271,140
City of Quincy (BAN)
            2.500%, 01/18/19..................................... 1,000    1,004,600
City of Somerville (BAN)
            3.000%, 06/07/19..................................... 4,000    4,047,400
City of Springfield (GO) (ST AID WITHHLDG) Series C
            4.000%, 08/01/23.....................................   285      310,562
Commonwealth of Massachusetts (GO) Series C
            5.000%, 08/01/20.....................................   100      106,596
            5.000%, 10/01/21..................................... 1,750    1,922,008
            5.000%, 04/01/22..................................... 1,275    1,415,658
Commonwealth of Massachusetts (GO) Series A-
            5.000%, 07/01/26..................................... 1,250    1,483,950
Commonwealth of Massachusetts Series B
            5.000%, 08/01/22..................................... 1,165    1,302,901
Commonwealth of
Massachusetts (GO) (AGM) Series B
            5.250%, 09/01/24.....................................   400      470,568
Massachusetts Dev. Finance Agency (RB) Series I
(currency)  6.750%, 01/01/36
            (Pre-refunded @ $100,
            1/1/21).............................................. 2,865    3,193,415
Tantasqua Regional School District (GO)
            5.000%, 10/01/19..................................... 1,360    1,414,522
Town of Holbrook (GO)
            5.000%, 12/01/21.....................................   755      830,681
                                                                         -----------
TOTAL MASSACHUSETTS..............................................         17,774,001
                                                                         -----------
MICHIGAN -- (1.8%)
Michigan Finance Authority (RB) Series A
            5.000%, 01/01/19..................................... 1,500    1,522,500
Michigan State Trunk Line Revenue (RB)
            5.000%, 11/15/18..................................... 2,515    2,541,634

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ -----------
                                                                  (000)
MICHIGAN -- (Continued)
Michigan State Trunk Line Revenue (RB) (AGM)
            5.500%, 11/01/21..................................... 3,275  $ 3,652,149
                                                                         -----------
TOTAL MICHIGAN...................................................          7,716,283
                                                                         -----------
MINNESOTA -- (3.7%)
Bloomington Independent School District No. 271 (GO) (SD CRED
  PROG) Series A
            5.000%, 02/01/21..................................... 1,100    1,187,263
City of Rochester (GO) Series A
            5.000%, 02/01/20.....................................   150      157,607
City of State Paul (GO) Series B
            5.000%, 11/01/20.....................................   100      107,312
Elk River Independent School District No. 728 (GO) (SD CRED
  PROG) Series C
            5.000%, 02/01/21..................................... 3,000    3,234,150
Elk River Independent School District No. 728 (GO) (SD CRED
  PROG) Series A
            5.000%, 02/01/21.....................................   520      560,586
Hennepin County (GO) Series B
            5.000%, 12/01/21.....................................   350      386,638
Housing & Redevelopment Authority of The City of State Paul
  Minnesota (RB) Series A1
(currency)  5.250%, 11/15/29
            (Pre-refunded @ $100,
            11/15/19)............................................ 2,000    2,091,720
Minnesota State (GO) Series B
            5.000%, 10/01/19.....................................   600      624,198
Minnesota State (GO) Series D
            5.000%, 08/01/21..................................... 2,000    2,186,540
Minnesota State (GO) Series E
            5.000%, 08/01/22.....................................   760      850,273
            4.000%, 10/01/22..................................... 3,000    3,249,750
State Paul Independent School District No. 625 (GO) (SD CRED
  PROG) Series B
            5.000%, 02/01/21..................................... 1,425    1,536,221
                                                                         -----------
TOTAL MINNESOTA..................................................         16,172,258
                                                                         -----------

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ ----------
                                                                  (000)
MISSISSIPPI -- (0.4%)
Mississippi State (GO) Series C
            5.000%, 10/01/18.....................................   825  $  829,950
            5.000%, 10/01/20.....................................   950   1,016,310
                                                                         ----------
TOTAL MISSISSIPPI................................................         1,846,260
                                                                         ----------
MISSOURI -- (0.7%)
Cass County Reorganized School District No. R-2 (GO) (ST AID DIR
  DEP)
            5.000%, 03/01/21..................................... 1,110   1,200,620
Columbia School District (GO) Series B
            5.000%, 03/01/25..................................... 1,725   2,022,839
                                                                         ----------
TOTAL MISSOURI...................................................         3,223,459
                                                                         ----------
MONTANA -- (0.1%)
City & County of Butte-Silver Bow (GO)
            4.000%, 07/01/21.....................................   500     529,330
                                                                         ----------
NEBRASKA -- (1.4%)
Lancaster County School District 001 (GO)
            5.000%, 01/15/21.....................................   700     755,258
Metropolitan Utilities District of Omaha (RB)
            5.000%, 12/01/20.....................................   300     322,593
Omaha School District (GO)
            5.000%, 12/15/25..................................... 4,000   4,725,200
Southern Public Power District (RB)
            5.000%, 12/15/21.....................................   400     440,004
                                                                         ----------
TOTAL NEBRASKA...................................................         6,243,055
                                                                         ----------
NEVADA -- (2.0%)
Clark County School District (GO) Series A
            5.000%, 06/15/21..................................... 1,250   1,353,675
Clark County Water Reclamation District (GO) Series A
(currency)  5.250%, 07/01/34 (Pre-refunded @ $100, 7/1/19)....... 2,320   2,398,857
Nevada State (GO) Series D1
            5.000%, 03/01/22.....................................   250     276,335
Nevada State (GO) Series C
            5.000%, 11/01/24.....................................   450     522,301
Washoe County School District (GO) Series A
            3.000%, 06/01/19.....................................   550     556,457

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ ----------
                                                                  (000)
NEVADA -- (Continued)
Washoe County School District (GO) Series D
            5.000%, 06/01/21..................................... 3,335  $3,617,541
                                                                         ----------
TOTAL NEVADA.....................................................         8,725,166
                                                                         ----------
NEW HAMPSHIRE -- (0.4%)
City of Dover (GO)
            3.000%, 06/15/20.....................................   610     624,975
City of Nashua (GO)
            4.000%, 07/15/24.....................................   770     851,913
New Hampshire State (GO) Series B
            5.000%, 06/01/19.....................................   250     257,295
                                                                         ----------
TOTAL NEW HAMPSHIRE..............................................         1,734,183
                                                                         ----------
NEW JERSEY -- (2.2%)
City of Hoboken (GO)
            3.000%, 02/01/23..................................... 2,000   2,069,900
            3.000%, 02/01/25.....................................   910     938,783
Middlesex County (BAN)
            3.000%, 06/11/19.....................................   950     961,239
Middlesex County (GO)
            4.000%, 01/15/21..................................... 1,210   1,276,574
Montville Township (GO)
            3.000%, 10/01/25.....................................   500     521,975
Princeton (GO)
            3.000%, 09/15/24..................................... 1,515   1,587,553
Township of Parsippany-Troy Hills (GO) Series ABCD
            2.000%, 09/15/21..................................... 2,000   2,001,180
                                                                         ----------
TOTAL NEW JERSEY.................................................         9,357,204
                                                                         ----------
NEW MEXICO -- (1.5%)
New Mexico State (GO) (ETM)
(currency)  5.000%, 03/01/21..................................... 1,000   1,080,580
New Mexico State Severance Tax Permanent Fund (RB) Series A
            5.000%, 07/01/27..................................... 4,000   4,776,880
Santa Fe County (GO)
            5.000%, 07/01/22.....................................   710     791,778
                                                                         ----------
TOTAL NEW MEXICO.................................................         6,649,238
                                                                         ----------
NEW YORK -- (6.8%)
City of New York (GO) Series B
            5.000%, 08/01/19.....................................   100     103,451
City of New York (GO) Series E
            5.000%, 08/01/19.....................................   250     258,628
            5.000%, 08/01/19..................................... 1,675   1,732,804
            5.000%, 08/01/21.....................................   265     289,799
            5.000%, 08/01/22..................................... 1,000   1,116,330

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ ----------
                                                                  (000)
NEW YORK -- (Continued)
City of New York (GO) Series F-
            5.000%, 06/01/21.....................................   825  $  898,235
City of New York (GO) Series F
            5.000%, 08/01/21.....................................   450     492,111
City of New York (GO) Series H
            5.000%, 08/01/22..................................... 2,010   2,243,823
City of New York (GO) Series A
            5.000%, 08/01/24..................................... 2,100   2,426,130
City of New York Series C
            5.000%, 08/01/22.....................................   500     558,165
Corning City School District (GO) (ST AID WITHHLDG)
            5.000%, 06/15/19.....................................   250     257,503
Kingston City School District (GO) (ST AID WITHHLDG)
            3.000%, 06/01/26..................................... 1,530   1,589,593
Long Island Power Authority (RB) (BHAC-CR) Series A BHAC-CR
(currency)  6.000%, 05/01/33.....................................   600     620,568
Metropolitan Transportation Authority (RB)
            5.000%, 11/15/25..................................... 1,275   1,486,076
Middle Country Central School District (GO) (ST AID WITHHLDG)
            2.000%, 08/15/21.....................................   400     402,708
Middletown City School District (GO) (ST AID WITHHLDG)
            2.000%, 06/15/20.....................................   760     765,571
New York State Dormitory Authority (RB) Series C
            5.000%, 03/15/19.....................................   250     255,605
New York State Dormitory Authority (RB) Series A
            5.000%, 03/15/19.....................................   350     357,847
            5.000%, 03/15/23.....................................   600     677,904
            5.000%, 02/15/25.....................................   500     582,475
New York State Dormitory Authority (RB) Series E
            5.000%, 02/15/21.....................................   100     108,079
New York State Dormitory Authority (RB) Series A-
            5.000%, 03/15/21..................................... 1,000   1,082,030
New York State Dormitory Authority (RB) Series B
            5.000%, 02/15/22.....................................   800     885,288
            5.000%, 02/15/24.....................................   300     344,904

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                   FACE
                                                                  AMOUNT    VALUE+
                                                                  ------  -----------
                                                                  (000)
NEW YORK -- (Continued)
New York State Dormitory Authority (RB)
(currency)  6.250%, 12/01/37 (Pre-refunded @ $100, 12/1/18)......   250   $   254,078
New York State Urban Development Corp. (RB) Series A
            5.000%, 03/15/20.....................................   810       854,242
            5.000%, 03/15/25.....................................   500       583,445
North Shore Central School District (GO) (ST AID WITHHLDG)
            2.000%, 12/15/23.....................................   315       314,361
Port Authority of New York & New Jersey (RB) Series 194TH
            5.000%, 10/15/19.....................................   465       484,832
Riverhead Central School District (GO) (ST AID WITHHLDG)
            2.000%, 10/15/22.....................................   540       543,472
Triborough Bridge & Tunnel Authority (RB) Series B
            5.000%, 11/15/18.....................................   325       328,461
            5.000%, 11/15/20..................................... 4,700     5,059,409
Triborough Bridge & Tunnel Authority (RB) Series C
            4.000%, 11/15/27..................................... 1,500     1,680,105
                                                                          -----------
TOTAL NEW YORK...................................................          29,638,032
                                                                          -----------
NORTH CAROLINA -- (3.5%)
City of Charlotte Water & Sewer System Revenue (RB)
            5.000%, 07/01/19..................................... 3,000     3,097,140
New Hanover County (GO)
            5.000%, 02/01/23..................................... 1,550     1,754,042
North Carolina Eastern Municipal Power Agency (RB) (NATL-IBC)
  (ETM) Series B-NATL-IBC
(currency)  6.000%, 01/01/22..................................... 1,725     1,949,129
North Carolina Medical Care Commission (RB) Series D
(currency)  6.250%, 12/01/33 (Pre-refunded @ $100, 12/1/18)...... 1,000     1,015,880
North Carolina State (GO) Series C
            4.000%, 05/01/22..................................... 1,530     1,649,095
            5.000%, 05/01/22..................................... 1,950     2,172,086
North Carolina State (GO) Series D
            4.000%, 06/01/23.....................................   350       382,746

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
NORTH CAROLINA -- (Continued)
North Carolina State (GO) Series B
    5.000%, 06/01/25..................................... 1,405  $ 1,657,099
Wake County (GO)
    5.000%, 03/01/19.....................................   160      163,355
    5.000%, 09/01/21..................................... 1,300    1,425,333
                                                                 -----------
TOTAL NORTH CAROLINA.....................................         15,265,905
                                                                 -----------
NORTH DAKOTA -- (0.4%)
City of West Fargo (GO) Series A
    5.000%, 05/01/24..................................... 1,150    1,308,263
North Dakota State University of Agriculture & Applied
  Science (RB)
    5.000%, 04/01/21.....................................   500      538,845
                                                                 -----------
TOTAL NORTH DAKOTA.......................................          1,847,108
                                                                 -----------
OHIO -- (3.2%)
City of Columbus Series A
    4.000%, 04/01/22..................................... 2,000    2,148,660
City of Columbus (GO) Series A
    3.000%, 07/01/22.....................................   835      869,160
City of Columbus (GO) Series B
    5.000%, 02/15/23.....................................   475      536,717
City of Columbus (GO) Series A
    4.000%, 04/01/24..................................... 1,500    1,648,890
Hamilton County Sewer System Revenue (RB) Series A
    5.000%, 12/01/21.....................................   500      550,465
Ohio State (GO) Series A-
    5.000%, 09/15/21.....................................   800      876,536
Ohio State (GO) Series B
    5.000%, 06/15/22.....................................   450      501,260
Ohio State (GO) Series A
    5.000%, 08/01/22..................................... 1,000    1,116,740
    5.000%, 09/15/22.....................................   750      840,112
    5.000%, 02/01/24..................................... 2,820    3,240,913
Ohio State Water Development Authority (RB) Series A
    5.000%, 06/01/21..................................... 1,550    1,688,043
                                                                 -----------
TOTAL OHIO...............................................         14,017,496
                                                                 -----------
OKLAHOMA -- (1.0%)
City of Oklahoma City (GO)
    4.000%, 03/01/25..................................... 1,255    1,389,436

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ ----------
                                                                  (000)
OKLAHOMA -- (Continued)
Tulsa County Independent School District No. 1 Tulsa (GO)
  Series C
            2.000%, 07/01/19..................................... 1,000  $1,004,430
Tulsa County Independent School District No. 1 Tulsa (GO)
  Series B
            2.000%, 08/01/20..................................... 2,000   2,010,560
                                                                         ----------
TOTAL OKLAHOMA...................................................         4,404,426
                                                                         ----------
OREGON -- (0.9%)
City of McMinnville (GO)
            5.000%, 02/01/22.....................................   290     319,864
City of Portland Water System Revenue (RB) Series A
            5.000%, 04/01/21..................................... 1,250   1,355,600
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
            3.000%, 06/15/25.....................................   940     973,690
Oregon State (GO) Series L
            5.000%, 11/01/19.....................................   200     208,714
Oregon State (GO) Series F
            3.000%, 05/01/20.....................................   750     768,405
Oregon State (GO) Series E
            5.000%, 08/01/21.....................................   410     448,491
                                                                         ----------
TOTAL OREGON.....................................................         4,074,764
                                                                         ----------
PENNSYLVANIA -- (0.6%)
Berks County (GO)
            5.000%, 11/15/22.....................................   445     500,144
City of Philadelphia (GO) (AGM) Series A
(currency)  5.250%, 12/15/32
            (Pre-refunded @ $100,
            12/15/18)............................................   500     507,225
Commonwealth of Pennsylvania (GO) Series REF
            5.000%, 07/01/21.....................................   550     594,682
            5.000%, 07/01/22..................................... 1,025   1,130,022
                                                                         ----------
TOTAL PENNSYLVANIA...............................................         2,732,073
                                                                         ----------
RHODE ISLAND -- (0.7%)
Rhode Island State (GO) Series A
            5.000%, 08/01/19..................................... 1,800   1,861,938
            5.000%, 08/01/21..................................... 1,000   1,091,430
                                                                         ----------
TOTAL RHODE ISLAND...............................................         2,953,368
                                                                         ----------

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ ----------
                                                          (000)
SOUTH CAROLINA -- (1.6%)
Aiken County Consolidated School District (GO) (SCSDE)
  Series A
    5.000%, 03/01/20.....................................   770  $  810,564
Anderson County School District No. 4 (GO) (SCSDE)
  Series A
    5.000%, 03/01/21.....................................   500     540,950
City of North Charleston (GO) (ST AID WITHHLDG)
    5.000%, 06/01/21.....................................   500     543,950
Clemson University (RB) Series B
    5.000%, 05/01/25.....................................   750     878,932
Lexington & Richland School District No. 5 (GO) (SCSDE)
    5.000%, 03/01/19..................................... 1,440   1,469,592
Richland County School District No. 2 (GO) (SCSDE)
  Series A
    5.000%, 02/01/20.....................................   600     630,060
Richland County School
District No. 2 (GO)
(SCSDE)
    5.000%, 03/01/20.....................................   500     526,340
    5.000%, 03/01/21..................................... 1,235   1,335,825
                                                                 ----------
TOTAL SOUTH CAROLINA.....................................         6,736,213
                                                                 ----------
TENNESSEE -- (3.8%)
Blount County (GO) Series B
    5.000%, 06/01/22..................................... 2,635   2,929,145
City of Clarksville Water Sewer & Gas Revenue (RB)
    5.000%, 02/01/20.....................................   565     593,482
City of Knoxville Wastewater System Revenue (RB) Series A
    5.000%, 04/01/19..................................... 1,825   1,867,486
City of Knoxville Wastewater System Revenue (RB) Series B
    4.000%, 04/01/22.....................................   310     332,928
City of Memphis (GO) Series A
    5.000%, 04/01/25..................................... 1,250   1,461,587
Hamilton County (GO) Series B
    5.000%, 03/01/22..................................... 1,735   1,924,115
Metropolitan Government of Nashville & Davidson County
  (GO) Series A
    5.000%, 01/01/22.....................................   615     678,579

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ -----------
                                                                  (000)
TENNESSEE -- (Continued)
(currency)  5.000%, 07/01/25 (Pre-refunded @ $100, 7/1/20)....... 3,000  $ 3,189,120
Metropolitan Government of Nashville & Davidson County (GO)
            5.000%, 07/01/22.....................................   650      725,387
Sullivan County (GO) Series A
            5.000%, 04/01/21.....................................   450      486,792
Sumner County (GO)
            5.000%, 12/01/21.....................................   230      253,449
            5.000%, 12/01/22.....................................   640      719,814
Town of Collierville (GO) Series A
            5.000%, 01/01/21..................................... 1,095    1,180,355
                                                                         -----------
TOTAL TENNESSEE..................................................         16,342,239
                                                                         -----------
TEXAS -- (16.4%)
Austin Independent School District (GO) Series B
            5.000%, 08/01/20..................................... 2,410    2,568,964
Bexar County (GO)
            5.000%, 06/15/20.....................................   500      530,320
            5.000%, 06/15/21..................................... 1,275    1,386,703
City of Dallas (GO) Series A
            5.000%, 02/15/21.....................................   500      539,875
City of Fort Worth Water &
Sewer System (RB)
            5.000%, 02/15/19.....................................   180      183,458
City of Fort Worth Water & Sewer System Revenue (RB)
            5.000%, 02/15/21..................................... 1,745    1,882,366
City of Fort Worth Water & Sewer System Revenue (RB) Series A
            5.000%, 02/15/25..................................... 1,930    2,238,182
City of Garland (GO) Series A
            5.000%, 02/15/24.....................................   200      229,036
City of Houston Combined Utility System Revenue (RB) (AGC)
(currency)  5.375%, 11/15/38 (Pre-refunded @ $100, 5/15/19)...... 5,000    5,149,550
City of Irving (GO) Series A
            5.000%, 09/15/18.....................................   710      713,110
City of San Antonio Electric & Gas Systems Revenue (RB)
            5.000%, 02/01/21.....................................   700      755,174
            5.000%, 02/01/22..................................... 2,025    2,234,992

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ ----------
                                                          (000)
TEXAS -- (Continued)
Cypress-Fairbanks Independent School District (GO)
  (PSF-GTD)
    5.000%, 02/15/21.....................................   790  $  853,208
Dallas Independent School District (GO) (PSF-GTD) Series
  A
    5.000%, 08/15/24..................................... 3,250   3,757,747
El Paso Independent School District (GO) (PSF-GTD)
    5.000%, 08/15/24.....................................   500     577,505
Fort Bend Independent School District (GO) (PSF-GTD)
  Series C
    5.000%, 02/15/24..................................... 1,275   1,462,973
Fort Worth Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/26.....................................   445     522,648
Grapevine-Colleyville Independent School District (GO)
  (PSF-GTD)
    2.000%, 08/15/19..................................... 1,500   1,506,750
Harris County (GO) Series A
    5.000%, 10/01/19..................................... 1,000   1,040,690
Highland Park Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/20..................................... 1,500   1,576,140
Highland Park Independent School District (GO)
    5.000%, 02/15/23..................................... 2,000   2,256,160
Houston Independent School District (GO) (PSF-GTD)
  Series A
    5.000%, 02/15/26.....................................   750     883,125
Humble Independent School District (GO) (PSF-GTD) Series
  B
    5.000%, 02/15/20..................................... 1,000   1,050,760
Katy Independent School District (GO) (PSF-GTD) Series A
    5.000%, 02/15/20.....................................   750     788,070
    5.000%, 02/15/21.....................................   400     432,108
McAllen Independent School District (GO) (PSF-GTD)
  Series A
    5.000%, 02/15/22..................................... 2,725   3,010,580
Northwest Independent School District (GO) (PSF-GTD)
  Series A
    5.000%, 02/15/24..................................... 1,000   1,145,750

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
TEXAS -- (Continued)
Permanent University Fund - University of Texas System
  (RB) Series B
    5.000%, 07/01/20..................................... 2,875  $ 3,055,119
San Antonio Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/20.....................................   400      420,304
Texas State (RN)
    4.000%, 08/30/18..................................... 8,500    8,518,700
Texas State (GO)
    5.000%, 04/01/19.....................................   250      256,005
    5.000%, 10/01/22..................................... 1,140    1,276,435
    5.000%, 10/01/23.....................................   375      428,539
Texas State (GO) Series A
    5.000%, 10/01/21..................................... 1,300    1,424,826
    5.000%, 04/01/25..................................... 2,185    2,548,955
    5.000%, 10/01/25.....................................   845      993,044
Texas Transportation Commission State Highway Fund (RB)
  Series A
    5.000%, 10/01/19..................................... 1,000    1,040,330
University of Texas System (The) (RB) Series A
    5.250%, 08/15/18.....................................   800      801,152
University of Texas System (The) (RB) Series D
    5.000%, 08/15/21.....................................   615      673,081
University of Texas System (The) (RB) Series J
    5.000%, 08/15/25..................................... 3,000    3,529,800
Williamson County (GO)
    5.000%, 02/15/21..................................... 5,640    6,088,324
Wylie Independent School District (GO) (PSF-GTD) Series C
    6.750%, 08/15/18..................................... 1,000    1,001,980
                                                                 -----------
TOTAL TEXAS..............................................         71,332,538
                                                                 -----------
UTAH -- (1.5%)
Alpine School District (GO) (SCH BD GTY)
    5.000%, 03/15/21.....................................   550      596,002
Central Utah Water Conservancy District (RB) Series A
    5.000%, 10/01/20.....................................   450      481,608
Davis School District (GO) (SCH BD GTY)
    5.000%, 06/01/23..................................... 2,445    2,782,288
Snyderville Basin Special Recreation District (GO)
  Series B
    4.000%, 12/15/20.....................................   540      568,588

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ -----------
                                                                  (000)
UTAH -- (Continued)
State of Utah
            5.000%, 07/01/22..................................... 1,045  $ 1,169,135
Utah State (GO)
            5.000%, 07/01/22.....................................   800      895,032
                                                                         -----------
TOTAL UTAH.......................................................          6,492,653
                                                                         -----------
VERMONT -- (0.3%)
Vermont State (GO) Series B
            5.000%, 08/15/23..................................... 1,000    1,143,550
                                                                         -----------
VIRGINIA -- (2.4%)
City of Hampton (GO) (ST AID WITHHLDG) Series B
            5.000%, 09/01/21.....................................   840      920,716
            5.000%, 09/01/22.....................................   475      532,746
City of Richmond (GO) (ST AID WITHHLDG) Series A
            5.000%, 03/01/20..................................... 1,635    1,720,608
Commonwealth of Virginia (GO) Series D
            5.000%, 06/01/19..................................... 2,260    2,326,331
Loudoun County (GO) (ST AID WITHHLDG) Series B
            5.000%, 12/01/20.....................................   550      591,943
Loudoun County (GO) (ST AID WITHHLDG) Series A
            5.000%, 12/01/22..................................... 1,225    1,382,670
Pittsylvania County (GO) (ST AID WITHHLDG)
            5.000%, 02/01/21..................................... 1,830    1,969,116
Virginia Resources Authority (RB)
(currency)  5.000%, 10/01/22 (Pre-refunded @ $100, 10/1/18)...... 1,000    1,006,270
                                                                         -----------
TOTAL VIRGINIA...................................................         10,450,400
                                                                         -----------
WASHINGTON -- (8.2%)
City of Marysville Water & Sewer Revenue (RB)
            5.000%, 04/01/20.....................................   755      796,842
City of Seattle Drainage & Wastewater Revenue (RB)
            5.000%, 09/01/20..................................... 1,500    1,602,345
            5.000%, 04/01/21.....................................   445      482,473
City of Seattle Municipal Light & Power Revenue (RB)
            5.000%, 09/01/20.....................................   650      694,350
County of Kitsap WA (GO)
            5.000%, 06/01/21..................................... 1,455    1,580,363
King County (GO) Series A
            5.000%, 07/01/20.....................................   265      281,809
King County (GO) Series E
            5.000%, 12/01/25..................................... 1,275    1,506,910

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ ----------
                                                                  (000)
WASHINGTON -- (Continued)
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
  Series A
            5.000%, 12/01/18.....................................   500  $  506,035
            5.000%, 12/01/20..................................... 1,350   1,451,668
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
            5.000%, 12/01/23..................................... 1,440   1,651,867
King County School District No. 414 Lake Washington (GO) (SCH BD
  GTY)
            5.000%, 12/01/22..................................... 2,000   2,251,200
King County Sewer Revenue (RB)
            5.000%, 01/01/21.....................................   585     630,027
King County Sewer Revenue (RB) Series B
            5.000%, 07/01/22..................................... 1,165   1,300,117
            5.000%, 07/01/25..................................... 1,305   1,529,016
Pierce County School District No.10 Tacoma (GO) (SCH BD GTY)
            5.000%, 12/01/18.....................................   500     506,020
Snohomish County Public Utility District No. 1 (RB)
            5.000%, 12/01/18.....................................   895     905,686
Snohomish County School District No. 6 Mukilteo (GO) (SCH BD GTY)
            5.000%, 12/01/25..................................... 2,000   2,354,920
Spokane County (GO)
            5.000%, 12/01/20.....................................   450     483,674
State of Washington Series C
            5.000%, 02/01/20..................................... 1,320   1,386,541
Tacoma Metropolitan Park District (GO) Series B
            5.000%, 12/01/21.....................................   350     384,608
Washington Health Care Facilities Authority (RB)
(currency)  7.375%, 03/01/38 (Pre-refunded @ $100, 3/1/19)....... 3,000   3,101,790
(currency)  5.625%, 10/01/38 (Pre-refunded @ $100, 10/1/19)...... 1,000   1,047,280
Washington State (GO) Series B
            5.000%, 07/01/20.....................................   325     345,488
            5.000%, 07/01/25.....................................   475     557,204
Washington State (GO) Series R- 2012C
            4.000%, 07/01/21.....................................   100     106,305

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
WASHINGTON -- (Continued) Washington State (GO) Series
  R- 2013A
    5.000%, 07/01/21..................................... 1,520  $ 1,658,806
Washington State (GO) Series 2013A
    5.000%, 08/01/21.....................................   200      218,776
Washington State (GO) Series A
    5.000%, 08/01/21.....................................   800      875,104
Washington State (GO) Series C
    5.000%, 02/01/23.....................................   500      564,665
Washington State (GO)
    5.000%, 08/01/25..................................... 2,500    2,935,725
Washington State (GO) Series 2017-A
    5.000%, 08/01/26..................................... 1,675    1,987,505
                                                                 -----------
TOTAL WASHINGTON.........................................         35,685,119
                                                                 -----------
WEST VIRGINIA -- (0.7%)
Jefferson County Board of Education (GO) (WV BD COMM)
    4.000%, 05/01/20.....................................   250      259,765
West Virginia State (GO) Series A
    5.000%, 06/01/19.....................................   550      565,955
West Virginia State (GO)
    4.000%, 11/01/20..................................... 1,975    2,074,698
                                                                 -----------
TOTAL WEST VIRGINIA......................................          2,900,418
                                                                 -----------
WISCONSIN -- (4.5%)
City of Janesville (GO)
    3.000%, 03/01/24..................................... 2,000    2,077,160
City of Madison Water Utility Revenue (RB)
    5.000%, 01/01/21..................................... 1,000    1,076,470
City of Milwaukee (GO) Series N3
    5.000%, 05/15/20..................................... 1,000    1,059,060
Germantown School District (GO) Series A
    5.000%, 04/01/27..................................... 1,000    1,197,940
Milwaukee County (GO) Series E
    2.000%, 12/01/20..................................... 1,060    1,066,985
Milwaukee County Metropolitan Sewer District (GO) Series
  A
    5.000%, 10/01/25..................................... 2,635    3,113,806
Oak Creek Franklin Joint School District (GO) Series B
    3.000%, 04/01/20.....................................   630      643,791

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ ----------
                                                                  (000)
WISCONSIN -- (Continued)
Wisconsin Health & Educational Facilities Authority (RB) Series A
(currency)  5.250%, 12/01/35 (Pre-refunded @ $100, 12/3/18)...... 2,500  $2,532,450
Wisconsin State (GO) (AMBAC) Series 1
            5.000%, 05/01/19..................................... 1,310   1,344,505
Wisconsin State (GO) Series 1
            5.000%, 05/01/19.....................................   500     513,170
Wisconsin State (GO) Series 2
            5.000%, 11/01/20.....................................   600     644,148

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------ ------------
                                                          (000)
WISCONSIN -- (Continued)
    5.000%, 11/01/22..................................... 1,400  $  1,574,412
Wisconsin State (GO) Series B
    5.000%, 05/01/21.....................................   400       434,596
Wisconsin State (GO) Series 3
    5.000%, 11/01/22..................................... 1,875     2,108,588
                                                                 ------------
TOTAL WISCONSIN..........................................          19,387,081
                                                                 ------------
TOTAL MUNICIPAL BONDS....................................         434,554,926
                                                                 ------------
TOTAL INVESTMENTS -- (100.0%)............................
(Cost $437,279,417)^^                                            $434,554,926
                                                                 ============

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   -----------------------------------------
                                                   LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                                   ------- ------------ ------- ------------
Municipal Bonds...................................   --    $434,554,926   --    $434,554,926
                                                     --    ------------   --    ------------
TOTAL.............................................   --    $434,554,926   --    $434,554,926
                                                     ==    ============   ==    ============

                  CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                          SHARES   VALUE+
                                                          ------ ----------
COMMON STOCKS -- (96.7%)
CONSUMER DISCRETIONARY -- (17.1%)
*   1-800-Flowers.com, Inc., Class A.....................   600  $    8,700
    Aaron's, Inc.........................................   786      34,042
    Abercrombie & Fitch Co., Class A..................... 1,182      28,002
#   Acushnet Holdings Corp...............................   447      10,804
#   Adient P.L.C.........................................   403      19,195
*   Adtalem Global Education, Inc........................   522      28,475
    Advance Auto Parts, Inc..............................   495      69,909
*   Amazon.com, Inc......................................   975   1,733,004
    AMC Entertainment Holdings, Inc., Class A............ 1,323      21,565
#   AMC Networks, Inc., Class A..........................   412      24,839
*   American Axle & Manufacturing Holdings, Inc.......... 1,414      23,642
    American Eagle Outfitters, Inc....................... 3,500      88,130
*   American Outdoor Brands Corp......................... 1,129      10,692
*   America's Car-Mart, Inc..............................   140       8,960
    Aptiv P.L.C..........................................   788      77,279
    Aramark.............................................. 2,812     113,071
*   Asbury Automotive Group, Inc.........................   394      27,698
*   Ascent Capital Group, Inc., Class A..................   200         576
#   Autoliv, Inc.........................................   600      61,476
#   AutoNation, Inc...................................... 1,520      73,766
*   AutoZone, Inc........................................    61      43,037
#   AV Homes, Inc........................................   469      10,107
*   Barnes & Noble Education, Inc........................   929       5,221
#   Bed Bath & Beyond, Inc............................... 1,500      28,095
*   Belmond, Ltd., Class A............................... 2,013      22,646
    Best Buy Co., Inc.................................... 1,407     105,567
    Big 5 Sporting Goods Corp............................   600       3,870
    Big Lots, Inc........................................ 1,158      50,292
*   Biglari Holdings, Inc., Class A......................     2       1,955
*   Biglari Holdings, Inc., Class B......................    28       5,304
    BJ's Restaurants, Inc................................   536      33,902
    Bloomin' Brands, Inc................................. 1,659      32,085
*   Booking Holdings, Inc................................   122     247,504
    BorgWarner, Inc...................................... 1,629      74,967
*   Bright Horizons Family Solutions, Inc................   712      76,177
#   Brinker International, Inc...........................   525      24,764
    Brunswick Corp....................................... 1,491      95,871
#   Buckle, Inc. (The)...................................   400       9,620
*   Build-A-Bear Workshop, Inc...........................   500       4,050
*   Burlington Stores, Inc...............................   364      55,623
    Cable One, Inc.......................................    82      59,357
    Caleres, Inc.........................................   960      32,150
    Callaway Golf Co.....................................   980      18,855
*   Cambium Learning Group, Inc.......................... 1,078      12,785
    Capella Education Co.................................   231      24,024
*   Career Education Corp................................ 2,500      46,000
*   CarMax, Inc.......................................... 2,088     155,932
    Carnival Corp........................................ 1,361      80,626
#   Carriage Services, Inc...............................   300       7,497
*   Carrols Restaurant Group, Inc........................   883      12,804
    Carter's, Inc........................................   474      49,689
    Cato Corp. (The), Class A............................   700      17,430
*   Cavco Industries, Inc................................    53      11,260
    CBS Corp., Class B................................... 1,454      76,582

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
CONSUMER DISCRETIONARY -- (Continued)
*   Century Communities, Inc.............................    400 $   12,200
*   Charter Communications, Inc., Class A................  1,147    349,353
#   Cheesecake Factory, Inc. (The).......................    800     44,824
    Chico's FAS, Inc.....................................  2,100     18,270
    Children's Place, Inc. (The).........................    500     61,450
#   Chipotle Mexican Grill, Inc..........................    121     52,473
    Choice Hotels International, Inc.....................    490     38,024
*   Chuy's Holdings, Inc.................................    602     19,053
#   Cinemark Holdings, Inc...............................  2,138     76,797
    Columbia Sportswear Co...............................    800     69,584
    Comcast Corp., Class A............................... 29,173  1,043,810
#   Cooper Tire & Rubber Co..............................    744     21,241
*   Cooper-Standard Holdings, Inc........................    348     46,910
    Core-Mark Holding Co., Inc...........................    800     19,344
#   Cracker Barrel Old Country Store, Inc................    400     58,598
*   Crocs, Inc...........................................    602     10,902
    Culp, Inc............................................    300      7,440
    Dana, Inc............................................  3,197     68,256
    Darden Restaurants, Inc..............................  1,035    110,683
*   Dave & Buster's Entertainment, Inc...................    961     47,233
*   Deckers Outdoor Corp.................................    746     84,171
*   Del Frisco's Restaurant Group, Inc...................    200      1,710
*   Del Taco Restaurants, Inc............................    885     11,452
    Delphi Technologies P.L.C............................    576     26,018
*   Denny's Corp.........................................    998     14,521
#   Destination XL Group, Inc............................    609      1,233
    Dick's Sporting Goods, Inc...........................  1,296     44,245
    Dillard's, Inc., Class A.............................    821     65,902
#   Dine Brands Global, Inc..............................    566     40,203
*   Discovery, Inc., Class C.............................  1,738     42,668
#   Discovery, Inc., Class A.............................    845     22,460
*   DISH Network Corp., Class A..........................    572     18,052
    Dollar General Corp..................................  1,515    148,697
*   Dollar Tree, Inc.....................................  1,979    180,643
    Domino's Pizza, Inc..................................    111     29,155
*   Dorman Products, Inc.................................    400     29,872
    DR Horton, Inc.......................................  2,100     91,770
    DSW, Inc., Class A...................................    966     26,507
    Dunkin' Brands Group, Inc............................    995     69,282
#   Entercom Communications Corp., Class A...............  1,755     13,250
    Entravision Communications Corp., Class A............  1,558      7,556
    Ethan Allen Interiors, Inc...........................    800     18,000
    EW Scripps Co. (The), Class A........................    879     11,515
    Expedia Group, Inc...................................    761    101,852
*   Express, Inc.........................................  1,624     15,639
*   Fiesta Restaurant Group, Inc.........................    433     12,579
*   Five Below, Inc......................................    467     45,374
    Flexsteel Industries, Inc............................    282     10,104
#   Floor & Decor Holdings, Inc., Class A................    430     20,533
    Foot Locker, Inc.....................................  1,678     81,903
    Ford Motor Co........................................ 19,491    195,690
*   Fox Factory Holding Corp.............................    581     28,876
*   Francesca's Holdings Corp............................  1,448     11,787
*   FTD Cos., Inc........................................    492      1,776
#   GameStop Corp., Class A..............................  1,534     22,105
    Gannett Co., Inc.....................................  1,889     19,967
    Gap, Inc. (The)......................................  3,489    105,263
    Garmin, Ltd..........................................  1,300     81,185
*   GCI Liberty, Inc., Class A...........................  1,673     80,488

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES  VALUE+
                                                          ------ --------
CONSUMER DISCRETIONARY -- (Continued)
    General Motors Co.................................... 9,839  $372,996
*   Genesco, Inc.........................................   400    16,280
    Gentex Corp.......................................... 4,126    95,723
*   Gentherm, Inc........................................   750    33,975
    Genuine Parts Co..................................... 1,282   124,751
*   G-III Apparel Group, Ltd.............................   719    32,858
#   Global Eagle Entertainment, Inc...................... 1,749     4,040
    Goodyear Tire & Rubber Co. (The)..................... 3,008    72,824
    Graham Holdings Co., Class B.........................    45    25,155
*   Grand Canyon Education, Inc..........................   866   100,915
*   Gray Television, Inc................................. 1,180    18,231
*   Green Brick Partners, Inc............................    52       504
    Group 1 Automotive, Inc..............................   500    34,995
#   Groupon, Inc......................................... 2,278    10,661
    Guess?, Inc.......................................... 1,384    31,361
    H&R Block, Inc....................................... 1,384    34,821
#   Hanesbrands, Inc..................................... 3,030    67,448
#   Harley-Davidson, Inc.................................   848    36,371
    Hasbro, Inc..........................................   637    63,452
    Haverty Furniture Cos., Inc..........................   600    11,880
*   Helen of Troy, Ltd...................................   402    46,049
#   Hibbett Sports, Inc..................................   267     6,128
*   Hilton Grand Vacations, Inc..........................   744    25,735
    Hilton Worldwide Holdings, Inc.......................   673    52,938
    Home Depot, Inc. (The)............................... 3,177   627,521
    Hooker Furniture Corp................................   200     9,010
#   Horizon Global Corp..................................   182     1,265
*   Houghton Mifflin Harcourt Co......................... 1,937    12,300
    Hyatt Hotels Corp., Class A..........................   300    23,469
    ILG, Inc............................................. 1,948    66,875
*   IMAX Corp............................................   634    14,011
*   Installed Building Products, Inc.....................   475    25,935
    Interpublic Group of Cos., Inc. (The)................ 3,652    82,353
#   iRobot Corp..........................................   344    27,262
*   J Alexander's Holdings, Inc..........................   279     2,985
    Jack in the Box, Inc.................................   400    33,696
#   JC Penney Co., Inc................................... 3,485     8,538
    John Wiley & Sons, Inc., Class A.....................   940    59,361
    John Wiley & Sons, Inc., Class B.....................    70     4,389
    Johnson Outdoors, Inc., Class A......................   136    11,026
*   K12, Inc.............................................   700    11,452
    KB Home.............................................. 1,375    32,656
*   Kirkland's, Inc......................................   474     5,394
    Kohl's Corp.......................................... 2,523   186,374
    L Brands, Inc........................................   400    12,668
*   Lakeland Industries, Inc.............................   200     2,700
    La-Z-Boy, Inc........................................   800    24,400
    LCI Industries.......................................   527    48,458
    Lear Corp............................................   825   148,607
#   Leggett & Platt, Inc.................................   960    41,827
    Lennar Corp., Class A................................ 1,477    77,203
    Lennar Corp., Class B................................    62     2,678
*   Liberty Broadband Corp., Class C..................... 1,008    80,106
*   Liberty Broadband Corp., Class A.....................   185    14,678
*   Liberty Expedia Holdings, Inc., Class A..............   478    23,025
#   Liberty Media Corp.-Liberty Braves, Class C..........   148     3,814
*   Liberty Media Corp.-Liberty Braves, Class A..........    74     1,902
#   Liberty Media Corp.-Liberty Formula One, Class C.....   370    13,043
#   Liberty Media Corp.-Liberty Formula One, Class A.....   185     6,199

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CONTINUED

                                                          SHARES  VALUE+
                                                          ------ --------
CONSUMER DISCRETIONARY -- (Continued)
*   Liberty Media Corp.-Liberty SiriusXM, Class C........  1,480 $ 69,900
*   Liberty Media Corp.-Liberty SiriusXM, Class A........    740   34,884
*   Liberty TripAdvisor Holdings, Inc., Class A..........  1,193   19,863
    Lifetime Brands, Inc.................................    500    6,075
    Lions Gate Entertainment Corp., Class A..............    969   23,111
    Lions Gate Entertainment Corp., Class B..............    561   12,830
#   Lithia Motors, Inc., Class A.........................    400   35,620
*   Live Nation Entertainment, Inc.......................  1,494   73,624
*   LKQ Corp.............................................  2,048   68,649
    Lowe's Cos., Inc.....................................  2,254  223,912
*   Lululemon Athletica, Inc.............................    579   69,451
#   Lumber Liquidators Holdings, Inc.....................    171    3,307
*   M/I Homes, Inc.......................................    500   12,930
    Macy's, Inc..........................................  2,140   85,022
*   Madison Square Garden Co. (The), Class A.............    217   67,743
*   Malibu Boats, Inc., Class A..........................    515   19,359
    Marcus Corp. (The)...................................    500   19,275
*   MarineMax, Inc.......................................    380    7,125
    Marriott International, Inc., Class A................    760   97,158
#   Marriott Vacations Worldwide Corp....................    290   34,542
#   Mattel, Inc..........................................  1,400   22,218
#   McClatchy Co. (The), Class A.........................     12      117
    McDonald's Corp......................................  1,225  192,987
    MDC Holdings, Inc....................................  1,040   30,202
#   Meredith Corp........................................    573   30,455
*   Meritage Homes Corp..................................  1,000   43,150
*   Michael Kors Holdings, Ltd...........................  1,487   99,228
*   Michaels Cos., Inc. (The)............................    965   19,696
*   Modine Manufacturing Co..............................  1,100   19,195
*   Mohawk Industries, Inc...............................    352   66,303
#   Monro, Inc...........................................    420   28,329
#   Motorcar Parts of America, Inc.......................    400    8,640
    Movado Group, Inc....................................    300   14,940
*   MSG Networks, Inc., Class A..........................    656   15,449
*   Murphy USA, Inc......................................    584   46,276
    National CineMedia, Inc..............................    723    5,972
*   Nautilus, Inc........................................    477    6,797
*   Netflix, Inc.........................................    196   66,140
    New Media Investment Group, Inc......................  1,096   19,717
#   New York Times Co. (The), Class A....................  1,579   39,159
    Newell Brands, Inc...................................  1,357   35,540
    News Corp., Class A..................................  2,450   36,922
    News Corp., Class B..................................  1,868   28,580
#   Nexstar Media Group, Inc., Class A...................    851   63,357
    NIKE, Inc., Class B..................................  3,068  235,960
#   Nordstrom, Inc.......................................  1,000   52,410
*   Norwegian Cruise Line Holdings, Ltd..................  1,620   81,049
#   Nutrisystem, Inc.....................................    600   24,000
*   NVR, Inc.............................................     20   55,189
    Office Depot, Inc.................................... 10,039   25,198
*   Ollie's Bargain Outlet Holdings, Inc.................    720   50,040
#   Omnicom Group, Inc...................................  1,314   90,443
*   O'Reilly Automotive, Inc.............................    379  115,974
    Oxford Industries, Inc...............................    400   36,848
#   Papa John's International, Inc.......................    500   20,980
#   Party City Holdco, Inc...............................  1,375   21,656
    Penske Automotive Group, Inc.........................  1,400   73,080
*   Planet Fitness, Inc., Class A........................  1,146   54,458
*   Playa Hotels & Resorts NV............................  1,581   16,427

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CONTINUED

                                                          SHARES  VALUE+
                                                          ------ --------
CONSUMER DISCRETIONARY -- (Continued)
#   Polaris Industries, Inc..............................   402  $ 42,379
    Pool Corp............................................   353    54,097
    PulteGroup, Inc...................................... 2,032    57,892
    PVH Corp.............................................   493    75,685
*   Qurate Retail, Inc................................... 1,093    23,270
    Ralph Lauren Corp....................................   227    30,640
*   Reading International, Inc., Class A.................    20       316
*   Red Lion Hotels Corp.................................   600     7,500
#   Red Robin Gourmet Burgers, Inc.......................   400    18,920
*   Regis Corp........................................... 1,386    24,200
    Rocky Brands, Inc....................................   200     5,170
    Ross Stores, Inc..................................... 1,285   112,348
    Royal Caribbean Cruises, Ltd.........................   618    69,686
    Ruth's Hospitality Group, Inc........................   695    20,120
    Saga Communications, Inc., Class A...................   133     5,034
    Salem Media Group, Inc...............................   400     1,980
#   Sally Beauty Holdings, Inc...........................   900    14,841
    Scholastic Corp......................................   779    32,531
    Service Corp. International..........................   922    36,281
*   ServiceMaster Global Holdings, Inc...................   795    45,307
    Shoe Carnival, Inc...................................   500    15,685
*   Shutterfly, Inc......................................   573    47,135
#   Signet Jewelers, Ltd.................................   862    49,772
#   Sinclair Broadcast Group, Inc., Class A.............. 1,300    33,540
#   Sirius XM Holdings, Inc.............................. 3,200    22,464
#   Six Flags Entertainment Corp.........................   767    49,817
*   Skechers U.S.A., Inc., Class A....................... 1,797    49,813
*   Sleep Number Corp....................................   580    16,524
    Sonic Automotive, Inc., Class A......................   900    18,315
#   Sonic Corp...........................................   400    14,060
*   Sotheby's............................................   932    49,499
    Speedway Motorsports, Inc............................ 1,146    20,227
    Standard Motor Products, Inc.........................   448    21,836
    Starbucks Corp....................................... 3,925   205,631
    Steven Madden, Ltd...................................   823    44,483
*   Stoneridge, Inc......................................   482    16,388
    Strategic Education, Inc.............................   248    29,224
    Strattec Security Corp...............................    40     1,320
    Sturm Ruger & Co., Inc...............................   300    16,260
    Superior Group of Cos, Inc...........................   400     8,384
    Superior Industries International, Inc...............   800    14,680
*   Tandy Leather Factory, Inc...........................   300     2,340
    Tapestry, Inc........................................ 2,804   132,124
    Target Corp.......................................... 2,400   193,632
*   Taylor Morrison Home Corp., Class A.................. 1,437    28,065
    TEGNA, Inc........................................... 3,339    36,829
#   Tempur Sealy International, Inc......................   600    29,322
    Tenneco, Inc.........................................   980    45,178
#   Tesla, Inc...........................................    22     6,559
    Texas Roadhouse, Inc.................................   916    57,561
    Thor Industries, Inc.................................   840    79,674
    Tiffany & Co......................................... 1,200   165,072
    Tile Shop Holdings, Inc..............................   800     6,640
    TJX Cos., Inc. (The)................................. 1,141   110,974
    Toll Brothers, Inc...................................   864    30,465
*   TopBuild Corp........................................   517    38,403
    Tower International, Inc.............................   500    16,150
    Tractor Supply Co....................................   600    46,824
*   TRI Pointe Group, Inc................................ 1,600    22,672

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CONTINUED

                                                          SHARES   VALUE+
                                                          ------ -----------
CONSUMER DISCRETIONARY -- (Continued)
*   TripAdvisor, Inc.....................................   300  $    17,397
*   tronc, Inc........................................... 1,027       16,062
#   Tuesday Morning Corp.................................   600        1,740
    Tupperware Brands Corp...............................   400       14,684
    Twenty-First Century Fox, Inc., Class A.............. 6,450      290,250
    Twenty-First Century Fox, Inc., Class B.............. 2,646      117,535
*   Ulta Salon Cosmetics & Fragrance, Inc................   262       64,030
#   Under Armour, Inc., Class A.......................... 1,495       29,855
#   Under Armour, Inc., Class C.......................... 1,707       31,989
*   Universal Electronics, Inc...........................   300       10,485
*   Urban Outfitters, Inc................................ 1,900       84,360
    Vail Resorts, Inc....................................   140       38,762
#   Veoneer, Inc.........................................   600       31,380
*   Vera Bradley, Inc....................................    70          930
    VF Corp..............................................   800       73,656
#   Viacom, Inc., Class A................................   120        4,128
    Viacom, Inc., Class B................................ 3,691      107,224
*   Vista Outdoor, Inc...................................   896       14,551
*   Visteon Corp.........................................   356       41,680
    Walt Disney Co. (The)................................ 6,213      705,548
    Wendy's Co. (The).................................... 3,424       57,112
    Whirlpool Corp.......................................   900      117,990
*   William Lyon Homes, Class A..........................   674       14,713
#   Williams-Sonoma, Inc................................. 1,335       78,084
    Winmark Corp.........................................    30        4,416
    Winnebago Industries, Inc............................   478       19,072
    Wolverine World Wide, Inc............................ 1,128       39,909
#   World Wrestling Entertainment, Inc., Class A.........   355       28,084
    Wyndham Destinations, Inc............................   568       26,196
    Wyndham Hotels & Resorts, Inc........................   568       32,944
    Yum! Brands, Inc.....................................   344       27,276
*   Zumiez, Inc..........................................   696       15,764
                                                                 -----------
TOTAL CONSUMER DISCRETIONARY.............................         18,584,197
                                                                 -----------
CONSUMER STAPLES -- (5.2%)
    Andersons, Inc. (The)................................   550       19,387
    Archer-Daniels-Midland Co............................ 1,723       83,152
*   Avon Products, Inc................................... 4,556        7,244
#   B&G Foods, Inc....................................... 1,133       35,576
    Bunge, Ltd...........................................   846       58,484
#   Calavo Growers, Inc..................................   300       27,750
*   Cal-Maine Foods, Inc.................................   606       27,270
    Campbell Soup Co..................................... 1,225       50,102
    Casey's General Stores, Inc..........................   731       79,957
#   Central Garden & Pet Co..............................   330       14,246
*   Central Garden & Pet Co., Class A....................   599       24,032
#   Chefs' Warehouse, Inc. (The).........................   700       18,865
#   Church & Dwight Co., Inc............................. 1,107       61,881
#   Clorox Co. (The).....................................   678       91,645
    Coca-Cola Bottling Co. Consolidated..................    84       12,190
    Coca-Cola Co. (The).................................. 9,746      454,456
    Colgate-Palmolive Co................................. 1,200       80,412
    Conagra Brands, Inc.................................. 2,832      103,963
    Costco Wholesale Corp................................ 1,074      234,894
    Coty, Inc., Class A.................................. 3,613       48,450
*   Darling Ingredients, Inc............................. 2,100       42,189
    Dean Foods Co........................................ 1,700       16,694
*   Edgewell Personal Care Co............................   872       46,966
    Energizer Holdings, Inc..............................   533       33,941

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CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
CONSUMER STAPLES -- (Continued)
    Estee Lauder Cos., Inc. (The), Class A...............   400  $   53,976
#   Flowers Foods, Inc................................... 2,290      46,716
    Fresh Del Monte Produce, Inc.........................   837      30,383
    General Mills, Inc................................... 1,144      52,693
*   Hain Celestial Group, Inc. (The)..................... 1,356      38,565
    Hershey Co. (The)....................................   808      79,354
#   Hormel Foods Corp.................................... 3,005     108,090
#   Hostess Brands, Inc.................................. 1,280      17,933
    Ingles Markets, Inc., Class A........................   300       8,925
    Ingredion, Inc.......................................   660      66,858
    Inter Parfums, Inc...................................   750      45,150
    J&J Snack Foods Corp.................................   236      34,211
#   JM Smucker Co. (The).................................   754      83,784
    John B. Sanfilippo & Son, Inc........................   200      15,374
    Kellogg Co...........................................   821      58,316
    Keurig Dr Pepper, Inc................................ 1,101      26,435
    Kimberly-Clark Corp..................................   936     106,573
    Kraft Heinz Co. (The)................................ 1,729     104,172
    Kroger Co. (The)..................................... 4,142     120,118
    Lamb Weston Holdings, Inc............................   380      26,703
    Lancaster Colony Corp................................   328      47,570
*   Landec Corp..........................................   800      11,200
#   McCormick & Co., Inc. Non-Voting.....................   773      90,858
    Medifast, Inc........................................   300      51,504
    Mondelez International, Inc., Class A................ 2,302      99,861
*   Monster Beverage Corp................................   799      47,956
#   National Beverage Corp...............................   400      42,204
*   Orchids Paper Products Co............................    98         493
    PepsiCo, Inc......................................... 4,032     463,680
*   Performance Food Group Co............................ 1,346      48,254
*   Pilgrim's Pride Corp................................. 1,221      21,758
    Pinnacle Foods, Inc.................................. 1,074      71,335
#   Post Holdings, Inc...................................   721      62,410
    PriceSmart, Inc......................................   426      34,825
    Procter & Gamble Co. (The)........................... 7,543     610,078
#   Revlon, Inc., Class A................................   505       7,878
#   Sanderson Farms, Inc.................................   432      43,559
    Seaboard Corp........................................     5      18,190
    SpartanNash Co.......................................   700      16,772
*   Spectrum Brands Holdings, Inc........................   752      65,702
*   Sprouts Farmers Market, Inc.......................... 2,195      47,171
*   SUPERVALU, Inc.......................................   293       9,470
    Sysco Corp........................................... 1,100      73,931
#   Tootsie Roll Industries, Inc.........................   708      21,169
*   TreeHouse Foods, Inc.................................   742      35,238
    Tyson Foods, Inc., Class A........................... 1,709      98,524
*   United Natural Foods, Inc............................   900      28,980
*   US Foods Holding Corp................................ 1,296      43,818
    Walmart, Inc......................................... 6,851     611,315
#   WD-40 Co.............................................   200      32,030
    Weis Markets, Inc....................................   488      24,951
                                                                 ----------
TOTAL CONSUMER STAPLES...................................         5,680,759
                                                                 ----------
ENERGY -- (7.0%)
    Adams Resources & Energy, Inc........................    49       1,960
    Anadarko Petroleum Corp.............................. 1,644     120,259
    Andeavor............................................. 1,391     208,733
*   Antero Resources Corp................................ 1,656      34,014
    Apache Corp.......................................... 2,697     124,062

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CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
    ENERGY -- (Continued)
*   Apergy Corp..........................................    665 $   27,265
    Arch Coal, Inc., Class A.............................    289     24,447
    Archrock, Inc........................................  1,611     21,990
    Baker Hughes a GE Co.................................  1,182     40,874
*   Bonanza Creek Energy, Inc............................    301     11,197
    Bristow Group, Inc...................................    550      7,689
    Cabot Oil & Gas Corp.................................  1,458     34,263
*   California Resources Corp............................    290     10,559
#   Callon Petroleum Co..................................  2,787     29,988
*   Carrizo Oil & Gas, Inc...............................  1,059     29,843
#   Centennial Resource Development, Inc., Class A.......  2,190     39,332
*   Cheniere Energy, Inc.................................  1,072     68,072
#   Chesapeake Energy Corp...............................  2,240     10,573
    Chevron Corp.........................................  5,279    666,579
    Cimarex Energy Co....................................    398     39,243
*   Clean Energy Fuels Corp..............................  2,859      8,148
*   CNX Resources Corp...................................  1,778     28,946
*   Concho Resources, Inc................................    874    127,473
    ConocoPhillips.......................................  2,566    185,188
*   CONSOL Energy, Inc...................................    398     16,569
*   Continental Resources, Inc...........................    491     31,360
#   Core Laboratories NV.................................    459     51,463
    CVR Energy, Inc......................................    700     27,503
*   Dawson Geophysical Co................................    592      4,624
    Delek US Holdings, Inc...............................    788     42,016
*   Denbury Resources, Inc...............................  3,593     16,204
    Devon Energy Corp....................................  2,651    119,322
    DHT Holdings, Inc....................................    945      4,016
#   Diamond Offshore Drilling, Inc.......................  1,155     22,176
    Diamondback Energy, Inc..............................    313     41,300
*   Dorian LPG, Ltd......................................     66        561
*   Dril-Quip, Inc.......................................    700     36,085
*   Eclipse Resources Corp...............................  4,372      7,039
*   Energen Corp.........................................    740     54,893
    EnLink Midstream LLC.................................  1,731     27,609
#   Ensco P.L.C., Class A................................  5,594     41,563
    EOG Resources, Inc...................................  1,129    145,573
    EQT Corp.............................................    767     38,105
*   Exterran Corp........................................    805     22,315
#   Extraction Oil & Gas, Inc............................  1,676     25,341
    Exxon Mobil Corp..................................... 14,545  1,185,563
*   Forum Energy Technologies, Inc.......................  1,619     21,290
#   Frank's International NV.............................  1,200     10,116
    GasLog, Ltd..........................................    584      9,840
*   Geospace Technologies Corp...........................    222      3,124
    Green Plains, Inc....................................    700     11,620
*   Gulfport Energy Corp.................................  1,806     20,787
    Halliburton Co.......................................  1,364     57,861
*   Helix Energy Solutions Group, Inc....................  4,404     44,084
#   Helmerich & Payne, Inc...............................    600     36,810
    Hess Corp............................................  1,626    106,714
*   HighPoint Resources Corp.............................  1,675     10,955
    HollyFrontier Corp...................................  2,283    170,266
#   Jagged Peak Energy, Inc..............................  1,241     17,746
*   Keane Group, Inc.....................................    763     10,766
    Kinder Morgan, Inc...................................  5,739    102,039
*   Kosmos Energy, Ltd...................................  4,409     33,420
#   Laredo Petroleum, Inc................................  2,249     20,961
#   Mammoth Energy Services, Inc.........................    282     10,496

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CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
ENERGY -- (Continued)
    Marathon Oil Corp.................................... 4,215  $   89,021
    Marathon Petroleum Corp.............................. 3,606     291,473
#   Matador Resources Co................................. 1,738      58,223
*   Matrix Service Co....................................   500       9,975
*   McDermott International, Inc......................... 2,525      45,475
    Murphy Oil Corp...................................... 2,106      70,046
    Nabors Industries, Ltd............................... 3,694      22,090
    National Oilwell Varco, Inc.......................... 2,725     132,490
*   Natural Gas Services Group, Inc......................   200       4,420
*   Newfield Exploration Co.............................. 2,776      79,727
*   Newpark Resources, Inc............................... 1,700      18,785
#   Noble Corp. P.L.C.................................... 3,107      18,145
    Noble Energy, Inc.................................... 3,518     126,965
*   Oasis Petroleum, Inc................................. 3,100      37,882
    Occidental Petroleum Corp............................ 1,830     153,592
    Oceaneering International, Inc....................... 1,500      41,040
*   Oil States International, Inc........................   781      27,257
    ONEOK, Inc...........................................   734      51,703
*   Par Pacific Holdings, Inc............................   107       1,874
*   Parsley Energy, Inc., Class A........................ 1,362      42,808
    Patterson-UTI Energy, Inc............................ 2,320      39,904
    PBF Energy, Inc., Class A............................ 1,666      77,802
*   PDC Energy, Inc......................................   844      53,155
    Peabody Energy Corp..................................   736      31,273
*   Penn Virginia Corp...................................   457      38,626
    Phillips 66..........................................   892     110,019
    Pioneer Natural Resources Co.........................   457      86,496
#   ProPetro Holding Corp................................   660      10,850
*   QEP Resources, Inc................................... 2,800      29,092
#   Range Resources Corp................................. 1,088      16,788
#   Renewable Energy Group, Inc.......................... 1,100      18,755
#   REX American Resources Corp..........................   200      15,400
*   Rowan Cos. P.L.C., Class A........................... 1,751      25,355
#   RPC, Inc............................................. 1,190      17,612
    Schlumberger, Ltd.................................... 2,523     170,353
#   Scorpio Tankers, Inc................................. 2,775       5,966
*   SEACOR Holdings, Inc.................................   300      15,831
*   SEACOR Marine Holdings, Inc..........................   301       7,615
    SemGroup Corp., Class A..............................   784      19,718
    Ship Finance International, Ltd...................... 1,848      26,888
    SM Energy Co......................................... 1,287      35,405
*   Southwestern Energy Co............................... 7,042      36,196
*   SRC Energy, Inc...................................... 2,935      33,224
*   Superior Energy Services, Inc........................ 1,668      16,413
    Targa Resources Corp.................................   901      46,014
    TechnipFMC P.L.C..................................... 1,937      63,049
#   Transocean, Ltd...................................... 3,179      40,914
*   Unit Corp............................................   800      19,920
#   US Silica Holdings, Inc..............................   927      24,992
    Valero Energy Corp................................... 2,944     348,422
*   Whiting Petroleum Corp............................... 1,548      76,858
*   WildHorse Resource Development Corp..................   718      15,746
    Williams Cos., Inc. (The)............................ 1,522      45,280
    World Fuel Services Corp............................. 1,068      29,722
*   WPX Energy, Inc...................................... 1,948      36,564
                                                                 ----------
TOTAL ENERGY.............................................         7,570,000
                                                                 ----------
FINANCIALS -- (19.7%)
    1st Source Corp......................................   440      24,886

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES  VALUE+
                                                          ------ --------
FINANCIALS -- (Continued)
    Affiliated Managers Group, Inc.......................    300 $ 48,003
    Alleghany Corp.......................................     80   50,342
    Allstate Corp. (The).................................  1,547  147,151
    Ally Financial, Inc..................................  5,412  144,825
*   Ambac Financial Group, Inc...........................     31      633
    American Equity Investment Life Holding Co...........  1,133   40,482
    American Express Co..................................  2,721  270,794
    American Financial Group, Inc........................    466   52,514
    American International Group, Inc....................  2,560  141,338
    American National Insurance Co.......................    200   25,798
    Ameriprise Financial, Inc............................    600   87,402
    Ameris Bancorp.......................................    682   31,781
    AMERISAFE, Inc.......................................    400   25,120
    AmeriServ Financial, Inc.............................    560    2,436
#   AmTrust Financial Services, Inc......................  2,572   37,243
    Aon P.L.C............................................    551   79,096
*   Arch Capital Group, Ltd..............................  2,244   68,577
    Ares Management L.P..................................    519   11,081
    Argo Group International Holdings, Ltd...............    693   43,347
    Arrow Financial Corp.................................    318   12,307
    Arthur J Gallagher & Co..............................    934   66,641
    Artisan Partners Asset Management, Inc., Class A.....    779   26,837
    Aspen Insurance Holdings, Ltd........................    700   28,315
    Associated Banc-Corp.................................  1,999   53,973
    Assured Guaranty, Ltd................................  1,214   47,249
    Axis Capital Holdings, Ltd...........................    400   22,624
#   Banc of California, Inc..............................  1,100   22,000
    BancFirst Corp.......................................    650   40,365
*   Bancorp, Inc. (The)..................................    400    3,884
    BancorpSouth Bank....................................    986   32,439
    Bank of America Corp................................. 25,998  802,818
    Bank of Hawaii Corp..................................    498   40,084
    Bank of Marin Bancorp................................     22    1,955
    Bank of New York Mellon Corp. (The)..................  4,015  214,682
    Bank of NT Butterfield & Son, Ltd. (The).............    593   29,330
    Bank OZK.............................................  1,538   62,904
    BankUnited, Inc......................................  1,487   57,785
    Banner Corp..........................................    400   25,188
    BB&T Corp............................................  2,221  112,849
    Beneficial Bancorp, Inc..............................  1,319   21,434
*   Berkshire Hathaway, Inc., Class B....................  4,575  905,255
    Berkshire Hills Bancorp, Inc.........................    697   28,298
    BGC Partners, Inc., Class A..........................  2,657   28,536
    BlackRock, Inc.......................................    529  265,960
*   Blucora, Inc.........................................  1,000   34,750
    Blue Hills Bancorp, Inc..............................    400    8,760
#   BofI Holding, Inc....................................    872   34,025
    BOK Financial Corp...................................    419   40,781
    Boston Private Financial Holdings, Inc...............  1,500   21,600
    Bridge Bancorp, Inc..................................    569   20,370
*   Brighthouse Financial, Inc...........................    201    8,729
    BrightSphere Investment Group P.L.C..................  1,473   20,990
    Brookline Bancorp, Inc...............................  1,601   29,138
    Brown & Brown, Inc...................................  1,748   51,146
    Bryn Mawr Bank Corp..................................    500   24,425
    Camden National Corp.................................    193    8,897
*   Cannae Holdings, Inc.................................  1,618   29,528
    Capital One Financial Corp...........................  2,200  207,504
    Capitol Federal Financial, Inc.......................  2,200   28,754

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES  VALUE+
                                                          ------ --------
FINANCIALS -- (Continued)
    Carolina Financial Corp..............................   202  $  8,434
    Cathay General Bancorp...............................   887    36,890
    Cboe Global Markets, Inc.............................   540    52,450
    CenterState Banks Corp...............................   971    26,945
    Central Pacific Financial Corp.......................   628    17,308
    Charles Schwab Corp. (The)........................... 2,157   110,136
    Chemical Financial Corp..............................   862    48,962
    Chubb, Ltd........................................... 1,248   174,371
    Cincinnati Financial Corp............................   960    72,605
    CIT Group, Inc.......................................   662    35,040
    Citigroup, Inc....................................... 6,914   497,047
    Citizens Financial Group, Inc........................ 2,622   104,303
#   Citizens, Inc........................................ 1,400    11,074
    City Holding Co......................................   400    32,192
    CME Group, Inc.......................................   768   122,204
    CNO Financial Group, Inc............................. 2,500    50,875
    CoBiz Financial, Inc.................................   861    18,856
#   Cohen & Steers, Inc..................................   938    39,293
    Columbia Banking System, Inc.........................   876    35,855
    Comerica, Inc........................................ 1,107   107,313
    Commerce Bancshares, Inc.............................   766    51,169
    Community Bank System, Inc...........................   412    26,059
    Community Trust Bancorp, Inc.........................   250    12,206
    ConnectOne Bancorp, Inc..............................   964    23,907
#   Cowen, Inc...........................................   469     7,363
    Crawford & Co., Class A..............................   200     1,696
    Crawford & Co., Class B..............................   200     1,704
*   Credit Acceptance Corp...............................   283   108,559
*   Customers Bancorp, Inc...............................   308     7,845
#   CVB Financial Corp................................... 1,760    42,099
    Diamond Hill Investment Group, Inc...................    70    13,422
    Dime Community Bancshares, Inc.......................   700    12,040
    Discover Financial Services.......................... 2,560   182,810
    Donegal Group, Inc., Class A.........................   700    10,227
*   Donnelley Financial Solutions, Inc...................   924    19,219
*   E*TRADE Financial Corp............................... 1,975   118,125
*   Eagle Bancorp, Inc...................................   535    28,917
    East West Bancorp, Inc............................... 1,092    70,696
    Eaton Vance Corp.....................................   802    42,610
    EMC Insurance Group, Inc.............................   352     9,423
    Employers Holdings, Inc..............................   630    29,263
*   Encore Capital Group, Inc............................   608    21,949
*   Enova International, Inc.............................   640    19,840
*   Enstar Group, Ltd....................................   200    43,240
    Enterprise Bancorp, Inc..............................   355    13,486
    Enterprise Financial Services Corp...................   498    28,012
*   Equity Bancshares, Inc., Class A.....................   248    10,044
    Erie Indemnity Co., Class A..........................   300    37,272
*   Essent Group, Ltd.................................... 1,071    41,126
    Evercore, Inc., Class A..............................   735    83,055
    Everest Re Group, Ltd................................   206    44,980
#   EZCORP, Inc., Class A................................   846     9,687
    FactSet Research Systems, Inc........................   200    40,272
    FBL Financial Group, Inc., Class A...................   500    40,850
*   FCB Financial Holdings, Inc., Class A................   548    27,948
    Federal Agricultural Mortgage Corp., Class C.........   200    18,858
    Federated Investors, Inc., Class B................... 1,914    46,319
    FedNat Holding Co....................................   200     4,660
    Fidelity National Financial, Inc..................... 1,481    59,980

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES  VALUE+
                                                          ------ --------
FINANCIALS -- (Continued)
    Fidelity Southern Corp...............................   491  $ 11,750
    Fifth Third Bancorp.................................. 4,257   125,965
    Financial Institutions, Inc..........................   400    12,680
    First American Financial Corp........................ 1,274    71,344
    First Bancorp........................................   600    24,852
*   First BanCorp........................................ 3,216    26,436
    First Bancorp, Inc...................................   147     4,484
    First Busey Corp.....................................   678    21,506
    First Citizens BancShares, Inc., Class A.............   171    69,566
    First Commonwealth Financial Corp.................... 1,503    25,356
    First Community Bancshares, Inc......................   398    12,947
    First Defiance Financial Corp........................   600    19,296
    First Financial Bancorp.............................. 1,379    41,853
#   First Financial Bankshares, Inc......................   694    39,280
    First Financial Corp.................................   300    15,420
    First Financial Northwest, Inc.......................   100     1,766
    First Horizon National Corp.......................... 2,631    47,069
    First Interstate BancSystem, Inc., Class A...........   761    32,837
    First Merchants Corp.................................   541    25,535
    First Midwest Bancorp, Inc........................... 2,063    55,020
    First of Long Island Corp. (The).....................   372     8,110
    First Republic Bank..................................   666    65,841
    FirstCash, Inc.......................................   701    56,921
*   Flagstar Bancorp, Inc................................   971    33,063
    Flushing Financial Corp..............................   700    17,556
    FNB Corp............................................. 3,895    49,973
*   Franklin Financial Network, Inc......................   266    10,414
    Franklin Resources, Inc.............................. 1,502    51,549
    Fulton Financial Corp................................ 2,353    40,825
#   GAIN Capital Holdings, Inc........................... 1,536    10,460
*   Genworth Financial, Inc., Class A.................... 6,433    29,592
    Glacier Bancorp, Inc.................................   725    30,957
    Global Indemnity, Ltd................................   550    22,412
    Goldman Sachs Group, Inc. (The)...................... 1,266   300,586
    Great Southern Bancorp, Inc..........................   200    11,810
    Great Western Bancorp, Inc...........................   612    25,612
*   Green Dot Corp., Class A.............................   880    69,802
#   Greenhill & Co., Inc.................................   400    13,080
*   Greenlight Capital Re, Ltd., Class A.................   700    10,220
    Guaranty Bancorp.....................................   766    23,018
#   Hamilton Lane, Inc., Class A.........................   236    11,557
    Hancock Whitney Corp................................. 1,000    50,250
    Hanmi Financial Corp.................................   469    11,748
    Hanover Insurance Group, Inc. (The)..................   404    50,670
    Hartford Financial Services Group, Inc. (The)........ 2,653   139,813
    Heartland Financial USA, Inc.........................   493    28,964
    Heritage Financial Corp..............................   600    21,030
    Heritage Insurance Holdings, Inc.....................   500     8,585
    Hilltop Holdings, Inc................................ 1,349    28,059
    Hingham Institution for Savings......................    55    12,159
    Home Bancorp, Inc....................................   200     9,118
    Home BancShares, Inc................................. 2,164    50,183
*   HomeStreet, Inc......................................   443    13,113
*   HomeTrust Bancshares, Inc............................   362    10,534
    Hope Bancorp, Inc.................................... 2,631    44,148
    Horace Mann Educators Corp...........................   700    30,590
    Horizon Bancorp, inc.................................   582    12,228
    Houlihan Lokey, Inc..................................   546    26,841
    Huntington Bancshares, Inc........................... 6,756   104,313

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
FINANCIALS -- (Continued)
    IBERIABANK Corp......................................    444 $   36,896
    Independent Bank Corp................................    273     24,133
    Independent Bank Group, Inc..........................    468     31,403
    Interactive Brokers Group, Inc., Class A.............  1,364     81,649
    Intercontinental Exchange, Inc.......................  1,098     81,153
    International Bancshares Corp........................    828     36,805
*   INTL. FCStone, Inc...................................    347     18,596
    Invesco, Ltd.........................................  3,081     83,156
    Investors Bancorp, Inc...............................  3,305     41,379
    James River Group Holdings, Ltd......................    377     15,604
    Janus Henderson Group P.L.C..........................  1,226     39,906
    Jefferies Financial Group, Inc.......................  1,145     27,766
    JPMorgan Chase & Co.................................. 16,007  1,840,005
    Kearny Financial Corp................................  1,090     15,642
    Kemper Corp..........................................    694     55,381
    KeyCorp..............................................  2,561     53,448
    Ladenburg Thalmann Financial Services, Inc...........  4,900     16,611
    Lakeland Bancorp, Inc................................    482      9,351
    Lakeland Financial Corp..............................    312     15,129
    Lazard, Ltd., Class A................................  1,568     85,142
    LegacyTexas Financial Group, Inc.....................    871     38,176
    Legg Mason, Inc......................................    979     33,413
#   LendingClub Corp.....................................  3,898     16,060
#   LendingTree, Inc.....................................     88     21,014
    Lincoln National Corp................................  1,414     96,293
    Loews Corp...........................................  2,000    101,560
    LPL Financial Holdings, Inc..........................  1,776    117,731
    M&T Bank Corp........................................    388     67,260
    Maiden Holdings, Ltd.................................  1,300     11,310
*   Markel Corp..........................................     79     92,430
    MarketAxess Holdings, Inc............................    270     52,318
    Marsh & McLennan Cos., Inc...........................  1,377    114,787
    MB Financial, Inc....................................    904     43,799
    Mercantile Bank Corp.................................    440     15,629
    Mercury General Corp.................................    740     38,058
    Meridian Bancorp, Inc................................    806     14,750
    Meta Financial Group, Inc............................    224     20,037
    MetLife, Inc.........................................  2,211    101,131
*   MGIC Investment Corp.................................  3,800     47,424
    MidSouth Bancorp, Inc................................     72      1,019
    Moelis & Co., Class A................................    491     31,228
    Moody's Corp.........................................    461     78,886
    Morgan Stanley.......................................  5,601    283,187
    Morningstar, Inc.....................................    400     52,800
    MSCI, Inc............................................    506     84,092
    Nasdaq, Inc..........................................    949     86,739
    National Bank Holdings Corp., Class A................    600     23,748
*   National Commerce Corp...............................    240     10,464
    National General Holdings Corp.......................  1,033     28,490
    National Western Life Group, Inc., Class A...........     77     24,948
    Navient Corp.........................................  4,176     55,165
    Navigators Group, Inc. (The).........................    400     24,140
    NBT Bancorp, Inc.....................................    778     31,307
    Nelnet, Inc., Class A................................    700     41,146
#   New York Community Bancorp, Inc......................  2,268     24,426
>>  NewStar Financial, Inc...............................    868        427
*   NMI Holdings, Inc., Class A..........................  1,550     32,395
    Northern Trust Corp..................................    878     95,895
    Northfield Bancorp, Inc..............................    524      8,730

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES  VALUE+
                                                          ------ --------
FINANCIALS -- (Continued)
    Northwest Bancshares, Inc............................ 2,350  $ 42,347
    OceanFirst Financial Corp............................   733    21,382
    OFG Bancorp.......................................... 1,147    19,098
    Old National Bancorp................................. 2,280    44,346
    Old Republic International Corp...................... 2,168    46,200
*   OneMain Holdings, Inc................................ 1,724    57,323
    Oritani Financial Corp...............................   742    11,872
*   Pacific Premier Bancorp, Inc.........................   497    18,389
    PacWest Bancorp......................................   905    45,449
    Park National Corp...................................   133    14,566
    Peapack Gladstone Financial Corp.....................   234     7,694
    Penns Woods Bancorp, Inc.............................    71     3,238
*   PennyMac Financial Services, Inc., Class A...........   635    12,160
    Peoples Bancorp, Inc.................................   486    17,603
    People's United Financial, Inc....................... 2,538    46,268
*   PHH Corp............................................. 1,109    12,055
    Pinnacle Financial Partners, Inc.....................   944    59,000
    PJT Partners, Inc., Class A..........................   200    12,042
    PNC Financial Services Group, Inc. (The)............. 1,318   190,886
    Popular, Inc.........................................   991    49,183
*   PRA Group, Inc....................................... 1,000    39,200
    Preferred Bank.......................................   400    24,896
    Primerica, Inc....................................... 1,219   139,941
    Principal Financial Group, Inc....................... 2,398   139,276
    ProAssurance Corp....................................   675    27,877
    Progressive Corp. (The).............................. 1,496    89,775
    Prosperity Bancshares, Inc...........................   756    53,033
    Protective Insurance Corp., Class B..................   400     9,340
    Provident Financial Services, Inc.................... 1,200    30,648
    Prudential Financial, Inc............................ 1,200   121,092
    Radian Group, Inc.................................... 1,100    21,065
    Raymond James Financial, Inc......................... 1,029    94,246
    Regions Financial Corp............................... 7,696   143,223
    Reinsurance Group of America, Inc....................   370    52,355
    RenaissanceRe Holdings, Ltd..........................   419    55,245
    Renasant Corp........................................   805    35,967
    Republic Bancorp, Inc., Class A......................   500    23,935
    RLI Corp.............................................   263    19,662
    S&P Global, Inc......................................   617   123,671
    S&T Bancorp, Inc.....................................   700    31,332
    Safety Insurance Group, Inc..........................   300    27,480
    Sandy Spring Bancorp, Inc............................   600    23,466
    Santander Consumer USA Holdings, Inc................. 2,777    53,429
*   Seacoast Banking Corp. of Florida....................   520    15,241
    SEI Investments Co...................................   664    39,800
#   Selective Insurance Group, Inc.......................   810    48,438
    ServisFirst Bancshares, Inc..........................   516    21,801
*   Signature Bank.......................................   323    35,436
    Simmons First National Corp., Class A................ 1,224    36,475
*   SLM Corp............................................. 6,827    77,077
    South State Corp.....................................   457    38,251
    Southside Bancshares, Inc............................   151     5,178
    State Auto Financial Corp............................   700    22,638
    State Bank Financial Corp............................   562    17,675
    State Street Corp....................................   694    61,287
    Sterling Bancorp..................................... 2,353    52,237
    Stewart Information Services Corp....................   400    18,176
    Stifel Financial Corp................................   975    53,752
    Stock Yards Bancorp, Inc.............................   450    17,167

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES   VALUE+
                                                          ------ -----------
FINANCIALS -- (Continued)
    SunTrust Banks, Inc..................................  1,452 $   104,646
*   SVB Financial Group..................................    400     123,152
    Synchrony Financial..................................  5,569     161,167
    Synovus Financial Corp...............................  1,319      65,185
    T Rowe Price Group, Inc..............................  1,301     154,923
    TCF Financial Corp...................................  2,700      67,797
    TD Ameritrade Holding Corp...........................    885      50,578
*   Texas Capital Bancshares, Inc........................    498      45,218
    TFS Financial Corp...................................  1,798      27,366
*   Third Point Reinsurance, Ltd.........................  1,349      16,997
    Tompkins Financial Corp..............................    305      26,132
    Torchmark Corp.......................................    399      35,140
    Towne Bank...........................................    721      23,288
    Travelers Cos., Inc. (The)...........................  1,590     206,923
    TriCo Bancshares.....................................    166       6,444
    TrustCo Bank Corp. NY................................  2,597      23,633
    Trustmark Corp.......................................  1,251      44,023
    U.S. Bancorp.........................................  6,107     323,732
    UMB Financial Corp...................................    600      43,134
    Umpqua Holdings Corp.................................  2,085      44,410
    Union Bankshares Corp................................  1,129      45,736
    Union Bankshares, Inc................................     64       3,382
#   United Bankshares, Inc...............................    992      36,654
    United Community Banks, Inc..........................    716      21,501
    United Financial Bancorp, Inc........................  1,084      18,981
    United Fire Group, Inc...............................    450      27,130
    Universal Insurance Holdings, Inc....................  1,300      57,720
    Univest Corp. of Pennsylvania........................    423      11,548
    Unum Group...........................................  1,369      54,390
#   Valley National Bancorp..............................  3,339      38,899
    Virtu Financial, Inc., Class A.......................    605      12,191
    Voya Financial, Inc..................................    600      30,312
#   Waddell & Reed Financial, Inc., Class A..............    652      13,503
    Walker & Dunlop, Inc.................................    600      35,556
    Washington Federal, Inc..............................    880      29,524
    Washington Trust Bancorp, Inc........................    217      12,684
    Waterstone Financial, Inc............................    597      10,149
    Webster Financial Corp...............................    823      53,108
    Wells Fargo & Co..................................... 22,366   1,281,348
    WesBanco, Inc........................................    723      35,333
#   Westamerica Bancorporation...........................    530      31,811
*   Western Alliance Bancorp.............................  1,457      82,641
    Western New England Bancorp, Inc.....................    215       2,333
    Westwood Holdings Group, Inc.........................    267      15,585
    White Mountains Insurance Group, Ltd.................     45      41,086
    Willis Towers Watson P.L.C...........................    364      58,029
    Wintrust Financial Corp..............................    671      58,867
    WisdomTree Investments, Inc..........................    936       8,181
*   WMIH Corp............................................  8,025      10,915
    WR Berkley Corp......................................  1,057      80,131
    WSFS Financial Corp..................................    400      22,680
    XL Group, Ltd........................................  1,523      85,638
    Zions Bancorporation.................................  1,243      64,263
                                                                 -----------
TOTAL FINANCIALS.........................................         21,428,862
                                                                 -----------
INDUSTRIALS -- (16.1%)
    3M Co................................................  1,398     296,823
    AAON, Inc............................................    740      27,935
    AAR Corp.............................................    800      37,928

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES  VALUE+
                                                          ------ --------
INDUSTRIALS -- (Continued)
    ABM Industries, Inc..................................   800  $ 24,960
    ACCO Brands Corp..................................... 1,859    23,795
#   Actuant Corp., Class A...............................   579    16,530
#   Acuity Brands, Inc...................................   272    37,816
*   Advanced Disposal Services, Inc......................   891    21,919
    Advanced Drainage Systems, Inc.......................   748    20,907
*   AECOM................................................ 1,869    62,724
*   Aegion Corp..........................................   700    17,346
*   Aerojet Rocketdyne Holdings, Inc..................... 1,200    40,440
    AGCO Corp............................................ 1,100    69,322
    Air Lease Corp....................................... 1,800    79,128
*   Air Transport Services Group, Inc.................... 1,467    33,052
    Aircastle, Ltd.......................................   872    18,077
    Alamo Group, Inc.....................................   200    18,600
    Alaska Air Group, Inc................................ 1,560    98,015
    Albany International Corp., Class A..................   264    17,464
    Allegiant Travel Co..................................   200    24,720
    Allegion P.L.C.......................................   469    38,242
    Allison Transmission Holdings, Inc................... 1,553    72,991
    Altra Industrial Motion Corp.........................   362    15,892
    AMERCO...............................................    88    33,183
#   American Airlines Group, Inc......................... 2,665   105,374
    American Railcar Industries, Inc.....................   600    27,342
*   American Woodmark Corp...............................   490    40,890
    AMETEK, Inc.......................................... 1,340   104,252
    AO Smith Corp........................................   596    35,480
    Apogee Enterprises, Inc..............................   600    30,456
    Applied Industrial Technologies, Inc.................   900    67,185
    ArcBest Corp.........................................   600    27,930
    Arconic, Inc......................................... 2,616    56,741
    Argan, Inc...........................................   429    16,474
*   Armstrong Flooring, Inc..............................   464     6,064
*   Armstrong World Industries, Inc......................   549    37,277
*   ASGN, Inc............................................ 1,100    99,330
    Astec Industries, Inc................................   500    24,565
*   Astronics Corp.......................................   553    22,679
*   Astronics Corp., Class B.............................    33     1,353
*   Atkore International Group, Inc......................   659    15,592
*   Atlas Air Worldwide Holdings, Inc....................   450    30,173
*   Avis Budget Group, Inc............................... 1,155    40,252
    AZZ, Inc.............................................   600    32,520
    Barnes Group, Inc....................................   619    41,999
    Barrett Business Services, Inc.......................   222    20,397
*   Beacon Roofing Supply, Inc...........................   828    34,842
*   BMC Stock Holdings, Inc..............................   664    14,608
    Boeing Co. (The)..................................... 1,512   538,726
    Brady Corp., Class A.................................   700    26,775
    Briggs & Stratton Corp...............................   600    10,614
    Brink's Co. (The)....................................   705    56,294
*   Builders FirstSource, Inc............................ 1,800    32,274
    BWX Technologies, Inc................................ 1,000    65,760
*   CAI International, Inc...............................   600    13,776
    Carlisle Cos., Inc...................................   500    61,420
*   Casella Waste Systems, Inc., Class A.................   700    19,292
    Caterpillar, Inc..................................... 2,139   307,588
*   CBIZ, Inc............................................ 1,100    24,200
    CECO Environmental Corp..............................   396     2,721
    CH Robinson Worldwide, Inc...........................   500    46,115
#   Cimpress NV..........................................   319    46,596

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES  VALUE+
                                                          ------ --------
INDUSTRIALS -- (Continued)
    Cintas Corp..........................................   400  $ 81,792
#   CIRCOR International, Inc............................   300    13,305
*   Clean Harbors, Inc...................................   818    46,569
*   Colfax Corp.......................................... 1,510    48,773
    Columbus McKinnon Corp...............................   500    20,580
    Comfort Systems USA, Inc.............................   600    33,330
*   Continental Building Products, Inc...................   700    22,330
    Copa Holdings SA, Class A............................   293    28,521
*   Copart, Inc.......................................... 1,460    83,789
    Costamare, Inc....................................... 3,232    22,430
*   CoStar Group, Inc....................................   117    48,654
    Covanta Holding Corp................................. 2,083    37,494
*   Covenant Transportation Group, Inc., Class A.........   115     3,333
    Crane Co.............................................   700    63,399
*   CSW Industrials, Inc.................................   395    21,429
    CSX Corp............................................. 3,842   271,553
    Cubic Corp...........................................   600    40,860
    Cummins, Inc.........................................   708   101,109
    Curtiss-Wright Corp..................................   918   122,122
    Deere & Co...........................................   990   143,342
    Delta Air Lines, Inc................................. 5,029   273,678
    Deluxe Corp..........................................   899    52,978
    Donaldson Co., Inc................................... 1,032    49,226
    Douglas Dynamics, Inc................................   619    30,393
    Dover Corp........................................... 1,331   110,446
    Dun & Bradstreet Corp. (The).........................   214    26,940
*   DXP Enterprises, Inc.................................   200     8,268
#   Dycom Industries, Inc................................   456    40,657
    Eastern Co. (The)....................................   142     4,189
    Eaton Corp. P.L.C.................................... 1,633   135,817
*   Echo Global Logistics, Inc...........................   400    13,780
    EMCOR Group, Inc..................................... 1,026    78,951
    Emerson Electric Co.................................. 1,715   123,960
    Encore Wire Corp.....................................   400    19,500
    EnerSys..............................................   694    56,957
*   Engility Holdings, Inc...............................   679    23,493
    Ennis, Inc...........................................   600    13,050
    EnPro Industries, Inc................................   400    30,556
    Equifax, Inc.........................................   600    75,300
    ESCO Technologies, Inc...............................   400    24,900
*   Esterline Technologies Corp..........................   400    34,120
    Expeditors International of Washington, Inc..........   700    53,319
#   Fastenal Co..........................................   600    34,158
    Federal Signal Corp..................................   800    19,000
    FedEx Corp........................................... 1,140   280,292
#   Flowserve Corp.......................................   901    39,941
    Fluor Corp...........................................   814    41,717
    Forrester Research, Inc..............................   335    15,494
    Fortive Corp.........................................   782    64,187
    Fortune Brands Home & Security, Inc..................   945    54,810
    Forward Air Corp.....................................   500    31,950
    Franklin Electric Co., Inc...........................   719    35,555
*   FTI Consulting, Inc..................................   720    56,851
#   GATX Corp............................................   701    57,720
*   Generac Holdings, Inc................................   948    50,955
    General Dynamics Corp................................   723   144,426
*   Genesee & Wyoming, Inc., Class A.....................   510    43,860
*   Gibraltar Industries, Inc............................   800    34,760
    Global Brass & Copper Holdings, Inc..................   745    24,548

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES  VALUE+
                                                          ------ --------
INDUSTRIALS -- (Continued)
*   GMS, Inc.............................................   338  $  8,869
    Graco, Inc........................................... 1,497    69,072
    Granite Construction, Inc............................   700    37,765
*   Great Lakes Dredge & Dock Corp....................... 1,000     5,400
#   Greenbrier Cos., Inc. (The)..........................   700    39,655
    Griffon Corp......................................... 1,100    19,690
    H&E Equipment Services, Inc..........................   375    13,796
    Harris Corp..........................................   939   154,888
*   Harsco Corp..........................................   942    23,880
    Hawaiian Holdings, Inc............................... 1,100    44,110
*   HD Supply Holdings, Inc.............................. 1,838    80,835
#   Healthcare Services Group, Inc.......................   400    16,104
    Heartland Express, Inc............................... 1,500    28,785
#   HEICO Corp...........................................   552    42,156
    HEICO Corp., Class A.................................   470    30,432
    Heidrick & Struggles International, Inc..............   400    16,360
*   Herc Holdings, Inc...................................   597    33,922
*   Heritage-Crystal Clean, Inc..........................    99     2,386
    Herman Miller, Inc...................................   900    34,065
*   Hertz Global Holdings, Inc........................... 1,396    21,261
    Hexcel Corp.......................................... 1,373    94,751
    Hillenbrand, Inc..................................... 1,410    70,782
    HNI Corp.............................................   649    28,082
    Honeywell International, Inc......................... 1,737   277,312
*   Hub Group, Inc., Class A.............................   700    32,480
    Hubbell, Inc.........................................   764    94,163
#   Hudson Technologies, Inc............................. 1,343     2,444
    Huntington Ingalls Industries, Inc...................   318    74,110
*   Huron Consulting Group, Inc..........................   413    18,027
    Hyster-Yale Materials Handling, Inc..................   300    19,728
    ICF International, Inc...............................   350    25,778
    IDEX Corp............................................   432    66,347
    Illinois Tool Works, Inc.............................   635    91,015
    Ingersoll-Rand P.L.C................................. 1,215   119,690
*   InnerWorkings, Inc...................................   640     5,670
    Insperity, Inc.......................................   800    76,080
    Insteel Industries, Inc..............................   400    16,452
    Interface, Inc....................................... 1,285    28,784
    ITT, Inc............................................. 1,500    85,005
    Jacobs Engineering Group, Inc........................   800    54,104
    JB Hunt Transport Services, Inc......................   691    82,851
*   JetBlue Airways Corp................................. 3,761    67,698
    John Bean Technologies Corp..........................   300    33,180
    Johnson Controls International P.L.C................. 2,378    89,199
    Kadant, Inc..........................................   234    22,604
    Kaman Corp...........................................   600    39,732
    Kansas City Southern.................................   802    93,249
    KAR Auction Services, Inc............................ 1,703   101,243
    KBR, Inc............................................. 1,821    36,384
    Kelly Services, Inc., Class A........................   632    15,351
    Kennametal, Inc...................................... 1,186    46,207
#   KeyW Holding Corp. (The)............................. 1,151    10,209
    Kforce, Inc..........................................   856    32,357
    Kimball International, Inc., Class B.................   858    13,857
*   Kirby Corp...........................................   657    54,827
*   KLX, Inc.............................................   799    58,367
#   Knight-Swift Transportation Holdings, Inc............ 1,306    42,510
    Knoll, Inc...........................................   628    14,161
    Korn/Ferry International.............................   806    53,180

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES  VALUE+
                                                          ------ --------
INDUSTRIALS -- (Continued)
#   Kratos Defense & Security Solutions, Inc............. 1,538  $ 19,871
    L3 Technologies, Inc.................................   400    85,776
    Landstar System, Inc.................................   400    44,460
*   Lawson Products, Inc.................................   185     5,004
    Lennox International, Inc............................   160    34,733
    Lincoln Electric Holdings, Inc.......................   496    46,594
    Lindsay Corp.........................................   100     9,414
    Lockheed Martin Corp.................................   417   135,984
*   Lydall, Inc..........................................   400    18,560
#   Macquarie Infrastructure Corp........................   369    16,756
*   Manitowoc Co., Inc. (The)............................   512    13,563
    ManpowerGroup, Inc...................................   449    41,874
    Marten Transport, Ltd................................   900    19,665
    Masco Corp........................................... 1,539    62,068
*   Masonite International Corp..........................   377    25,730
*   MasTec, Inc.......................................... 1,477    68,754
*   Mastech Digital, Inc.................................    55     1,071
    Matson, Inc.......................................... 1,017    36,612
    Matthews International Corp., Class A................   500    26,275
    McGrath RentCorp.....................................   700    41,566
*   Mercury Systems, Inc.................................   605    25,247
*   Meritor, Inc......................................... 1,540    31,724
#   Middleby Corp. (The).................................   394    40,377
*   Milacron Holdings Corp...............................   595    12,406
    Miller Industries, Inc...............................   300     7,815
*   Mistras Group, Inc...................................    69     1,452
    Mobile Mini, Inc.....................................   781    33,310
    Moog, Inc., Class A..................................   444    33,304
*   MRC Global, Inc......................................   900    20,385
    MSA Safety, Inc......................................   146    14,728
    MSC Industrial Direct Co., Inc., Class A.............   689    58,310
    Mueller Industries, Inc.............................. 1,118    37,017
    Mueller Water Products, Inc., Class A................ 3,445    42,546
    Multi-Color Corp.....................................   116     7,697
*   Navigant Consulting, Inc............................. 1,100    23,936
*   Navistar International Corp..........................   842    36,265
*   NCI Building Systems, Inc............................ 1,506    24,021
    Nielsen Holdings P.L.C............................... 1,864    43,916
    NN, Inc..............................................   277     5,956
    Nordson Corp.........................................   404    54,180
    Norfolk Southern Corp................................ 1,507   254,683
    Northrop Grumman Corp................................   328    98,561
*   NOW, Inc............................................. 1,167    17,447
*   nVent Electric P.L.C.................................   956    26,194
    Old Dominion Freight Line, Inc....................... 1,019   149,589
    Omega Flex, Inc......................................   169    15,595
    Oshkosh Corp......................................... 1,053    79,238
    Owens Corning........................................ 1,225    76,219
    PACCAR, Inc.......................................... 1,770   116,324
*   PAM Transportation Services, Inc.....................   144     7,855
    Parker-Hannifin Corp.................................   445    75,227
    Park-Ohio Holdings Corp..............................   200     7,490
*   Patrick Industries, Inc..............................   487    29,829
    Pentair P.L.C........................................   956    42,685
*   PGT Innovations, Inc.................................   957    22,968
    Pitney Bowes, Inc.................................... 1,237    10,799
    Powell Industries, Inc...............................   300    10,995
    Preformed Line Products Co...........................   191    16,770
    Primoris Services Corp............................... 1,216    32,844

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES  VALUE+
                                                          ------ --------
INDUSTRIALS -- (Continued)
*   Proto Labs, Inc......................................   146  $ 18,199
    Quad/Graphics, Inc...................................   200     4,112
    Quanex Building Products Corp........................ 1,000    17,700
*   Quanta Services, Inc................................. 1,479    50,390
    Raven Industries, Inc................................   600    23,280
    Raytheon Co..........................................   800   158,424
*   RBC Bearings, Inc....................................   300    43,614
    Regal Beloit Corp....................................   637    54,750
    Reis, Inc............................................   200     4,270
    Republic Services, Inc............................... 1,293    93,717
    Resources Connection, Inc............................   699    11,114
*   Rexnord Corp......................................... 1,378    41,671
    Robert Half International, Inc.......................   992    75,154
    Rockwell Automation, Inc.............................   384    72,023
    Rockwell Collins, Inc................................   672    93,401
    Rollins, Inc.........................................   790    43,403
*   Rush Enterprises, Inc., Class A......................   750    33,817
    Ryder System, Inc.................................... 1,000    78,300
*   Saia, Inc............................................   450    33,907
*   Sensata Technologies Holding P.L.C................... 1,542    83,839
    Simpson Manufacturing Co., Inc.......................   700    51,072
    SkyWest, Inc.........................................   900    53,910
    Snap-on, Inc.........................................   500    84,795
    Southwest Airlines Co................................ 3,989   232,000
*   SP Plus Corp.........................................   500    19,500
    Spirit AeroSystems Holdings, Inc., Class A...........   957    89,240
*   Spirit Airlines, Inc................................. 1,077    46,785
*   SPX Corp.............................................   546    20,257
*   SPX FLOW, Inc........................................   909    43,196
    Standex International Corp...........................   300    31,095
    Stanley Black & Decker, Inc..........................   641    95,810
    Steelcase, Inc., Class A............................. 1,700    23,375
*   Stericycle, Inc......................................   300    20,958
    Sun Hydraulics Corp..................................   462    24,052
#   Sunrun, Inc..........................................   693     9,799
    Systemax, Inc........................................   489    21,868
#   Team, Inc............................................   500    10,900
*   Teledyne Technologies, Inc...........................   229    50,247
    Terex Corp...........................................   760    33,531
    Tetra Tech, Inc...................................... 1,000    60,800
    Textron, Inc......................................... 1,845   125,958
*   Thermon Group Holdings, Inc..........................   500    12,535
    Timken Co. (The)..................................... 1,100    54,175
    Titan International, Inc............................. 1,177    12,464
    Toro Co. (The).......................................   800    48,152
    TransDigm Group, Inc.................................   145    54,453
*   Trex Co., Inc........................................   888    69,033
*   TriMas Corp..........................................   456    13,498
*   TriNet Group, Inc.................................... 1,124    60,527
    Trinity Industries, Inc.............................. 1,758    66,980
    Triton International, Ltd............................   900    31,680
#   Triumph Group, Inc...................................   859    17,910
*   TrueBlue, Inc........................................   575    15,554
*   Tutor Perini Corp....................................   700    12,950
    UniFirst Corp........................................   120    22,458
    Union Pacific Corp................................... 2,902   434,981
*   United Continental Holdings, Inc..................... 2,770   222,708
    United Parcel Service, Inc., Class B................. 1,780   213,404
*   United Rentals, Inc..................................   839   124,843

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES   VALUE+
                                                          ------ -----------
INDUSTRIALS -- (Continued)
    United Technologies Corp.............................  2,617 $   355,232
*   Univar, Inc..........................................    886      24,356
    Universal Forest Products, Inc.......................  1,200      44,208
    Universal Logistics Holdings, Inc....................    325      10,888
    US Ecology, Inc......................................    400      27,120
*   USG Corp.............................................  1,543      66,688
    Valmont Industries, Inc..............................    342      47,760
*   Vectrus, Inc.........................................    240       7,538
*   Verisk Analytics, Inc................................    650      71,903
*   Veritiv Corp.........................................    273      10,456
    Viad Corp............................................    400      22,960
    Virco Manufacturing Corp.............................    285       1,382
    Wabash National Corp.................................  1,350      26,730
*   WABCO Holdings, Inc..................................    200      25,136
    Wabtec Corp..........................................    333      36,737
*   WageWorks, Inc.......................................    412      21,754
    Waste Management, Inc................................  1,386     124,740
#   Watsco, Inc..........................................    210      36,227
    Watts Water Technologies, Inc., Class A..............    269      23,013
*   Welbilt, Inc.........................................  1,448      33,014
    Werner Enterprises, Inc..............................  1,152      42,912
*   Wesco Aircraft Holdings, Inc.........................    781       9,333
*   WESCO International, Inc.............................    649      39,589
    Woodward, Inc........................................    600      49,926
    WW Grainger, Inc.....................................    290     100,502
*   XPO Logistics, Inc...................................  2,138     213,201
    Xylem, Inc...........................................  1,201      91,949
*   YRC Worldwide, Inc...................................    640       6,234
                                                                 -----------
TOTAL INDUSTRIALS........................................         17,454,812
                                                                 -----------
INFORMATION TECHNOLOGY -- (21.5%)
#   3D Systems Corp......................................    300       3,651
    Accenture P.L.C., Class A............................  1,331     212,068
*   ACI Worldwide, Inc...................................  1,018      26,305
    Activision Blizzard, Inc.............................  1,389     101,980
*   Acxiom Corp..........................................    417      16,905
*   Adobe Systems, Inc...................................    473     115,734
    ADTRAN, Inc..........................................    600       9,750
*   Advanced Energy Industries, Inc......................    676      41,398
#   Advanced Micro Devices, Inc..........................  3,841      70,406
*   Akamai Technologies, Inc.............................    995      74,884
*   Alarm.com Holdings, Inc..............................    234      10,032
    Alliance Data Systems Corp...........................    379      85,230
*   Alphabet, Inc., Class A..............................    560     687,243
*   Alphabet, Inc., Class C..............................    581     707,228
    Amdocs, Ltd..........................................  1,000      67,580
*   Amkor Technology, Inc................................  4,400      38,192
    Amphenol Corp., Class A..............................    800      74,808
    Analog Devices, Inc..................................    714      68,644
*   Anixter International, Inc...........................    536      39,074
*   ANSYS, Inc...........................................    364      61,472
    Apple, Inc........................................... 16,283   3,098,492
    Applied Materials, Inc...............................  3,806     185,086
#   Applied Optoelectronics, Inc.........................    396      15,218
*   Arista Networks, Inc.................................    275      70,326
*   ARRIS International P.L.C............................  2,164      54,663
*   Arrow Electronics, Inc...............................    922      69,924
*   Aspen Technology, Inc................................    802      76,824
*   Autodesk, Inc........................................     81      10,404

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES  VALUE+
                                                          ------ --------
INFORMATION TECHNOLOGY -- (Continued)
    Automatic Data Processing, Inc.......................  1,000 $134,990
*   Avid Technology, Inc.................................     62      348
    Avnet, Inc...........................................  1,044   45,779
    AVX Corp.............................................  1,522   31,627
*   Axcelis Technologies, Inc............................    651   14,322
*   AXT, Inc.............................................    300    2,265
    Badger Meter, Inc....................................    600   31,290
#   Belden, Inc..........................................    545   35,289
    Benchmark Electronics, Inc...........................    868   21,006
*   Black Knight, Inc....................................    869   44,884
    Blackbaud, Inc.......................................    416   41,521
    Booz Allen Hamilton Holding Corp.....................  1,250   59,087
*   Bottomline Technologies de, Inc......................    261   14,068
    Broadcom, Inc........................................    604  133,949
    Broadridge Financial Solutions, Inc..................    584   65,980
    Brooks Automation, Inc...............................  1,100   33,638
    CA, Inc..............................................  3,227  142,666
    Cabot Microelectronics Corp..........................    300   36,135
*   CACI International, Inc., Class A....................    269   47,129
*   Cadence Design Systems, Inc..........................    991   43,693
*   Calix, Inc...........................................    993    7,001
*   Cardtronics P.L.C., Class A..........................    982   24,864
#   Cars.com, Inc........................................  1,113   31,576
    Cass Information Systems, Inc........................    233   15,693
    CDK Global, Inc......................................    333   20,796
    CDW Corp.............................................  1,079   90,733
*   CEVA, Inc............................................     95    2,859
*   Ciena Corp...........................................  1,691   42,951
*   Cirrus Logic, Inc....................................  1,285   55,589
    Cisco Systems, Inc................................... 18,561  784,945
*   Citrix Systems, Inc..................................    608   66,862
    Cognex Corp..........................................    997   52,622
    Cognizant Technology Solutions Corp., Class A........  1,826  148,819
#   Coherent, Inc........................................     96   15,174
    Cohu, Inc............................................    600   15,108
*   CommScope Holding Co., Inc...........................    947   30,408
    Comtech Telecommunications Corp......................    645   21,672
*   Conduent, Inc........................................  1,715   30,801
    Convergys Corp.......................................  1,717   42,238
*   CoreLogic, Inc.......................................  1,279   62,287
    Corning, Inc.........................................  3,565  118,287
*   Cray, Inc............................................    624   15,569
#   Cree, Inc............................................  1,267   59,739
    CSG Systems International, Inc.......................    860   34,976
    CTS Corp.............................................    549   19,160
#   Cypress Semiconductor Corp...........................  3,464   61,694
    Daktronics, Inc......................................    587    5,042
*   Dell Technologies, Inc., Class V.....................    998   92,335
#   Diebold Nixdorf, Inc.................................    400    4,540
*   Digi International, Inc..............................    900   12,150
*   Diodes, Inc..........................................    837   31,103
    Dolby Laboratories, Inc., Class A....................    464   29,905
    DXC Technology Co....................................    799   67,707
*   eBay, Inc............................................  3,021  101,052
    Ebix, Inc............................................    301   23,884
*   EchoStar Corp., Class A..............................    625   28,119
*   Electronic Arts, Inc.................................    551   70,941
*   Electronics For Imaging, Inc.........................    416   14,194
*   Endurance International Group Holdings, Inc..........  2,568   21,058

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
INFORMATION TECHNOLOGY -- (Continued)
    Entegris, Inc........................................  2,601 $   91,425
*   Envestnet, Inc.......................................    195     11,427
*   EPAM Systems, Inc....................................    278     36,198
*   ePlus, Inc...........................................    218     21,506
*   Euronet Worldwide, Inc...............................    658     60,497
    EVERTEC, Inc.........................................  1,723     40,146
*   ExlService Holdings, Inc.............................    500     29,820
*   F5 Networks, Inc.....................................    300     51,414
*   Fabrinet.............................................    700     27,384
*   Facebook, Inc., Class A..............................  3,384    584,011
*   Fair Isaac Corp......................................    333     67,086
*   FARO Technologies, Inc...............................    413     26,886
    Fidelity National Information Services, Inc..........  1,262    130,150
#   Finisar Corp.........................................  1,669     28,123
*   First Data Corp., Class A............................    836     19,445
*   First Solar, Inc.....................................  1,039     54,392
*   Fiserv, Inc..........................................    858     64,762
*   FleetCor Technologies, Inc...........................    430     93,310
*   Flex, Ltd............................................  5,548     77,450
    FLIR Systems, Inc....................................    721     42,251
*   FormFactor, Inc......................................    744      9,635
*   Fortinet, Inc........................................    708     44,540
*   Frequency Electronics, Inc...........................    300      2,490
#   Gartner, Inc.........................................    195     26,409
    Genpact, Ltd.........................................  1,566     47,575
    Global Payments, Inc.................................    550     61,913
*   Globant SA...........................................    304     16,854
*   GoDaddy, Inc., Class A...............................    330     24,295
*   GrubHub, Inc.........................................    172     20,965
#   GTT Communications, Inc..............................    590     26,225
*   Guidewire Software, Inc..............................    209     18,016
    Hackett Group, Inc. (The)............................    700     12,621
*   Harmonic, Inc........................................  2,474     11,380
    Hewlett Packard Enterprise Co........................  5,100     78,744
    HP, Inc..............................................  2,801     64,647
*   IAC/InterActiveCorp..................................    276     40,641
*   II-VI, Inc...........................................  1,177     46,138
*   Infinera Corp........................................  1,650     13,728
*   Insight Enterprises, Inc.............................    900     45,243
*   Integrated Device Technology, Inc....................    546     18,799
    Intel Corp........................................... 28,396  1,365,848
    InterDigital, Inc....................................    694     57,220
    International Business Machines Corp.................  2,515    364,499
    Intuit, Inc..........................................    636    129,897
*   IPG Photonics Corp...................................    337     55,281
*   Itron, Inc...........................................    400     24,480
    j2 Global, Inc.......................................    728     61,764
    Jabil, Inc...........................................  3,412     96,116
    Jack Henry & Associates, Inc.........................    276     37,177
    Juniper Networks, Inc................................  1,989     52,390
*   KEMET Corp...........................................    771     20,038
*   Keysight Technologies, Inc...........................    661     38,338
*   Kimball Electronics, Inc.............................    500     10,175
    KLA-Tencor Corp......................................    867    101,803
*   Knowles Corp.........................................  1,106     19,200
    Kulicke & Soffa Industries, Inc......................  1,300     34,268
    Lam Research Corp....................................    592    112,859
*   Lattice Semiconductor Corp...........................  1,200      9,228
    Leidos Holdings, Inc.................................    657     44,952

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
INFORMATION TECHNOLOGY -- (Continued)
#   Littelfuse, Inc......................................    313 $   67,865
    LogMeIn, Inc.........................................    446     36,148
#   Lumentum Holdings, Inc...............................    667     34,851
*   Luxoft Holding, Inc..................................    344     13,072
#   MACOM Technology Solutions Holdings, Inc.............    259      5,395
*   Manhattan Associates, Inc............................    880     42,346
    ManTech International Corp., Class A.................    600     35,910
    Marvell Technology Group, Ltd........................  2,767     58,965
    Mastercard, Inc., Class A............................  2,527    500,346
#   Match Group, Inc.....................................    732     26,440
    Maxim Integrated Products, Inc.......................    920     56,249
    MAXIMUS, Inc.........................................    636     41,219
#   MaxLinear, Inc.......................................    700     12,117
    Methode Electronics, Inc.............................    707     27,750
#   Microchip Technology, Inc............................    600     56,058
*   Micron Technology, Inc...............................  7,655    404,107
    Microsoft Corp....................................... 18,663  1,979,771
*   MicroStrategy, Inc., Class A.........................    145     18,872
    MKS Instruments, Inc.................................    900     84,870
*   MoneyGram International, Inc.........................  1,107      7,240
    Monolithic Power Systems, Inc........................    128     16,983
    Monotype Imaging Holdings, Inc.......................    300      6,195
    Motorola Solutions, Inc..............................    498     60,407
    MTS Systems Corp.....................................    300     16,357
    National Instruments Corp............................    645     28,257
*   NCR Corp.............................................  1,798     50,200
*   NeoPhotonics Corp....................................    221      1,408
    NetApp, Inc..........................................  2,261    175,273
*   NETGEAR, Inc.........................................    358     23,574
*   NetScout Systems, Inc................................    917     24,576
    NIC, Inc.............................................    700     11,480
*   Nuance Communications, Inc...........................  2,974     43,926
    NVIDIA Corp..........................................  1,713    419,445
*   Oclaro, Inc..........................................  1,866     15,786
*   ON Semiconductor Corp................................  6,131    135,189
    Oracle Corp..........................................  6,837    325,988
*   Palo Alto Networks, Inc..............................    106     21,016
    Paychex, Inc.........................................    893     61,635
#   Paycom Software, Inc.................................    415     44,094
*   Paylocity Holding Corp...............................    441     25,578
*   PayPal Holdings, Inc.................................  1,328    109,082
    PC Connection, Inc...................................    590     19,971
*   PCM, Inc.............................................    400      8,840
    Pegasystems, Inc.....................................    300     16,680
*   Perficient, Inc......................................    700     18,424
    Perspecta, Inc.......................................    273      5,924
*   Photronics, Inc......................................  1,100      9,900
    Plantronics, Inc.....................................    600     41,196
*   Plexus Corp..........................................    500     29,710
    Power Integrations, Inc..............................    228     16,302
    Progress Software Corp...............................    600     22,074
*   Proofpoint, Inc......................................    181     20,643
*   Qorvo, Inc...........................................    613     50,119
    QUALCOMM, Inc........................................  1,405     90,046
*   Qualys, Inc..........................................    360     31,356
*   Rambus, Inc..........................................  1,189     14,696
*   RealPage, Inc........................................    371     20,442
*   Red Hat, Inc.........................................    628     88,692
*   Rogers Corp..........................................    214     24,946

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES  VALUE+
                                                          ------ --------
INFORMATION TECHNOLOGY -- (Continued)
*   Rudolph Technologies, Inc............................ 1,000  $ 28,600
    Sabre Corp........................................... 1,622    39,934
*   salesforce.com, Inc..................................   443    60,757
*   Sanmina Corp......................................... 1,100    32,010
*   ScanSource, Inc......................................   400    16,500
    Science Applications International Corp..............   527    44,463
    Seagate Technology P.L.C............................. 1,674    88,086
*   Semtech Corp.........................................   700    33,215
*   ServiceSource International, Inc.....................    89       312
*   Shutterstock, Inc....................................   200     9,214
*   Silicon Laboratories, Inc............................   400    38,100
    Skyworks Solutions, Inc.............................. 1,130   106,875
#   Snap, Inc., Class A..................................   756     9,450
    SS&C Technologies Holdings, Inc...................... 1,129    59,916
*   Stamps.com, Inc......................................   100    26,100
*   StarTek, Inc.........................................   300     2,304
#   Stratasys, Ltd.......................................   825    16,021
#   Super Micro Computer, Inc............................   419     9,260
*   Sykes Enterprises, Inc............................... 1,080    32,033
    Symantec Corp........................................   971    19,634
*   Synaptics, Inc.......................................   401    20,094
#   Synchronoss Technologies, Inc........................   431     1,823
    SYNNEX Corp..........................................   700    67,529
*   Synopsys, Inc........................................   617    55,178
*   Syntel, Inc.......................................... 1,000    40,590
*   Take-Two Interactive Software, Inc...................   601    67,925
    TE Connectivity, Ltd................................. 1,829   171,140
*   Tech Data Corp.......................................   359    29,944
*   Teradata Corp........................................ 1,635    62,604
    Teradyne, Inc........................................ 1,828    79,061
    TESSCO Technologies, Inc.............................   150     2,782
    Texas Instruments, Inc............................... 2,281   253,921
    TiVo Corp............................................ 1,047    12,721
    Total System Services, Inc........................... 1,389   127,149
    Travelport Worldwide, Ltd............................   861    16,273
*   Trimble, Inc.........................................   800    28,240
    TTEC Holdings, Inc................................... 1,009    32,439
*   TTM Technologies, Inc................................ 1,827    31,717
*   Tyler Technologies, Inc..............................    69    15,524
#   Ubiquiti Networks, Inc...............................   700    57,806
*   Ultimate Software Group, Inc. (The)..................   100    27,689
#   Universal Display Corp...............................   267    25,712
*   Veeco Instruments, Inc...............................   860    12,599
*   VeriFone Systems, Inc................................   800    18,320
*   Verint Systems, Inc..................................   500    22,450
*   VeriSign, Inc........................................   300    43,569
    Versum Materials, Inc................................   907    34,965
#   ViaSat, Inc..........................................   629    44,244
*   Viavi Solutions, Inc................................. 1,795    18,165
*   Virtusa Corp.........................................   655    34,604
    Visa, Inc., Class A.................................. 4,140   566,104
    Vishay Intertechnology, Inc.......................... 3,100    77,500
*   VMware, Inc., Class A................................   120    17,351
*   Web.com Group, Inc...................................   966    24,295
    Western Digital Corp................................. 1,684   118,133
#   Western Union Co. (The).............................. 1,501    30,260
*   WEX, Inc.............................................   500    94,910
*   Workday, Inc., Class A...............................   125    15,502
*   Worldpay, Inc., Class A..............................   462    37,972

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES   VALUE+
                                                          ------ -----------
INFORMATION TECHNOLOGY -- (Continued)
    Xerox Corp........................................... 1,861  $    48,330
    Xilinx, Inc..........................................   926       66,737
*   XO Group, Inc........................................   517       14,569
    Xperi Corp........................................... 1,053       17,532
*   Yelp, Inc............................................   250        9,220
*   Zebra Technologies Corp., Class A....................   773      106,620
#   Zillow Group, Inc., Class C..........................   324       18,047
#   Zillow Group, Inc., Class A..........................   402       22,661
*   Zix Corp............................................. 1,300        6,942
*   Zynga, Inc., Class A................................. 6,854       25,977
                                                                 -----------
TOTAL INFORMATION TECHNOLOGY.............................         23,375,938
                                                                 -----------
MATERIALS -- (5.0%)
    A Schulman, Inc......................................   719       31,169
*   AdvanSix, Inc........................................   483       19,547
    Air Products & Chemicals, Inc........................   476       78,145
#   AK Steel Holding Corp................................ 2,700       12,501
#   Albemarle Corp.......................................   526       49,549
*   Alcoa Corp...........................................   890       38,510
#   Allegheny Technologies, Inc.......................... 1,494       41,533
    AptarGroup, Inc...................................... 1,000      102,430
    Avery Dennison Corp..................................   565       64,794
*   Axalta Coating Systems, Ltd..........................   845       25,561
    Ball Corp............................................ 2,377       92,632
    Bemis Co., Inc....................................... 1,119       51,373
*   Berry Global Group, Inc..............................   688       33,609
    Boise Cascade Co.....................................   801       34,643
    Cabot Corp...........................................   896       59,226
    Carpenter Technology Corp............................   800       43,816
    Celanese Corp., Series A............................. 1,081      127,677
*   Century Aluminum Co.................................. 1,302       16,679
    CF Industries Holdings, Inc.......................... 2,000       88,840
    Chase Corp...........................................   114       14,079
    Chemours Co. (The)...................................   900       41,229
*   Clearwater Paper Corp................................   400        9,040
#   Cleveland-Cliffs, Inc................................ 3,981       42,955
*   Coeur Mining, Inc.................................... 2,523       17,661
    Commercial Metals Co................................. 2,000       44,680
#   Compass Minerals International, Inc..................   700       47,495
    Core Molding Technologies, Inc.......................   300        4,035
*   Crown Holdings, Inc.................................. 1,568       70,983
    Domtar Corp..........................................   842       40,601
    DowDuPont, Inc....................................... 5,984      411,520
    Eagle Materials, Inc.................................   385       38,250
    Eastman Chemical Co.................................. 1,300      134,706
    Ecolab, Inc..........................................   592       83,294
*   Ferro Corp........................................... 1,623       36,550
    Ferroglobe P.L.C..................................... 2,435       19,845
    FMC Corp.............................................   620       55,726
    Freeport-McMoRan, Inc................................ 9,065      149,573
    FutureFuel Corp......................................   801       11,022
*   GCP Applied Technologies, Inc........................   867       25,273
    Graphic Packaging Holding Co......................... 6,211       90,246
    Greif, Inc., Class A.................................   600       32,670
    Greif, Inc., Class B.................................   234       13,537
    Haynes International, Inc............................   259       10,997
    HB Fuller Co.........................................   500       28,340
    Hecla Mining Co...................................... 5,080       16,256
    Huntsman Corp........................................ 2,898       97,170

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES  VALUE+
                                                          ------ --------
MATERIALS -- (Continued)
*   Ingevity Corp........................................   456  $ 45,450
    Innophos Holdings, Inc...............................   408    18,433
    Innospec, Inc........................................   236    19,104
    International Flavors & Fragrances, Inc..............   300    39,828
    International Paper Co............................... 1,029    55,288
    Kaiser Aluminum Corp.................................   224    25,003
    KMG Chemicals, Inc...................................   300    21,540
*   Koppers Holdings, Inc................................   225     8,449
    Kronos Worldwide, Inc................................ 1,568    35,656
    Louisiana-Pacific Corp............................... 2,175    58,551
    LyondellBasell Industries NV, Class A................   977   108,242
    Martin Marietta Materials, Inc.......................   296    59,028
    Materion Corp........................................   491    30,786
    Mercer International, Inc............................   800    14,360
    Minerals Technologies, Inc...........................   600    45,360
    Mosaic Co. (The)..................................... 1,850    55,704
    Myers Industries, Inc................................   775    16,701
    Neenah, Inc..........................................   324    28,447
    NewMarket Corp.......................................   100    40,944
    Newmont Mining Corp.................................. 2,379    87,262
    Nucor Corp........................................... 2,128   142,427
    Olin Corp............................................ 2,524    74,483
    Olympic Steel, Inc...................................   300     6,633
*   OMNOVA Solutions, Inc................................ 1,449    13,548
*   Owens-Illinois, Inc.................................. 1,696    31,681
    Packaging Corp. of America...........................   803    90,659
    PH Glatfelter Co.....................................   800    13,096
*   Platform Specialty Products Corp..................... 4,343    53,680
    PolyOne Corp......................................... 1,211    54,313
    PPG Industries, Inc..................................   680    75,249
    Praxair, Inc.........................................   700   117,250
    Quaker Chemical Corp.................................   200    35,508
    Rayonier Advanced Materials, Inc..................... 1,095    19,754
    Reliance Steel & Aluminum Co.........................   881    79,466
    Royal Gold, Inc......................................   600    50,766
    RPM International, Inc...............................   599    38,558
    Schnitzer Steel Industries, Inc., Class A............   443    14,597
#   Scotts Miracle-Gro Co. (The).........................   436    34,631
#   Sealed Air Corp......................................   862    37,988
    Sensient Technologies Corp...........................   512    35,512
    Sherwin-Williams Co. (The)...........................   200    88,146
    Silgan Holdings, Inc................................. 2,132    58,651
    Sonoco Products Co................................... 1,434    80,046
    Southern Copper Corp.................................   400    19,744
    Steel Dynamics, Inc.................................. 2,110    99,360
    Stepan Co............................................   352    30,828
*   Summit Materials, Inc., Class A...................... 1,476    37,048
*   SunCoke Energy, Inc.................................. 2,159    24,634
#   TimkenSteel Corp.....................................   550     7,645
    Tredegar Corp........................................   800    20,840
    Trinseo SA...........................................   536    40,039
    Tronox, Ltd., Class A................................ 1,439    26,550
    United States Steel Corp............................. 1,982    72,204
#   US Concrete, Inc.....................................   202    10,201
    Valvoline, Inc.......................................   993    22,432
#   Vulcan Materials Co..................................   510    57,120
#   Warrior Met Coal, Inc................................   500    12,935
    Westlake Chemical Corp...............................   357    38,278
    WestRock Co.......................................... 1,579    91,550

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
MATERIALS -- (Continued)
    Worthington Industries, Inc..........................    900 $   42,138
    WR Grace & Co........................................    692     51,111
                                                                 ----------
TOTAL MATERIALS..........................................         5,365,402
                                                                 ----------
REAL ESTATE -- (0.5%)
    Alexander & Baldwin, Inc.............................  1,444     34,584
*   Altisource Portfolio Solutions SA....................    218      7,261
*   CBRE Group, Inc., Class A............................  3,240    161,352
*   CorePoint Lodging, Inc...............................    755     19,071
#   Forestar Group, Inc..................................     50      1,135
*   FRP Holdings, Inc....................................    164     10,660
    Griffin Industrial Realty, Inc.......................     93      3,870
    HFF, Inc., Class A...................................    702     31,597
*   Howard Hughes Corp. (The)............................    335     45,409
    Jones Lang LaSalle, Inc..............................    361     61,735
    Kennedy-Wilson Holdings, Inc.........................  1,984     41,466
*   Marcus & Millichap, Inc..............................    913     36,712
*   Rafael Holdings, Inc., Class B.......................    252      2,293
    RE/MAX Holdings, Inc., Class A.......................    160      8,128
#   Realogy Holdings Corp................................  1,936     42,340
    RMR Group, Inc. (The), Class A.......................    365     31,682
#   St Joe Co. (The).....................................  1,285     22,680
                                                                 ----------
TOTAL REAL ESTATE........................................           561,975
                                                                 ----------
TELECOMMUNICATIONS SERVICES -- (2.5%)
    AT&T, Inc............................................ 39,115  1,250,507
    ATN International, Inc...............................    400     25,552
*   Boingo Wireless, Inc.................................    931     21,515
    CenturyLink, Inc.....................................  9,558    179,404
*   Cincinnati Bell, Inc.................................    700      9,345
    Cogent Communications Holdings, Inc..................    587     30,495
#   Consolidated Communications Holdings, Inc............  1,388     17,683
    IDT Corp., Class B...................................    504      2,646
#   Iridium Communications, Inc..........................  1,497     25,898
*   ORBCOMM, Inc.........................................  1,200     11,472
    Shenandoah Telecommunications Co.....................  1,122     37,026
#   Sprint Corp..........................................  6,545     35,539
    Telephone & Data Systems, Inc........................  1,082     27,320
*   T-Mobile US, Inc.....................................  1,996    119,760
*   United States Cellular Corp..........................    324     11,133
    Verizon Communications, Inc.......................... 16,365    845,089
*   Vonage Holdings Corp.................................  3,429     43,925
*   Zayo Group Holdings, Inc.............................  1,638     60,753
                                                                 ----------
TOTAL TELECOMMUNICATIONS SERVICES........................         2,755,062
                                                                 ----------
UTILITIES -- (2.1%)
    AES Corp.............................................  2,191     29,272
    ALLETE, Inc..........................................    400     31,012
    Alliant Energy Corp..................................    800     34,376
    Ameren Corp..........................................    700     43,442
    American Electric Power Co., Inc.....................    600     42,684
    American States Water Co.............................    600     36,072
    American Water Works Co., Inc........................    506     44,655
    Aqua America, Inc....................................  1,081     39,932
    Atlantica Yield PLC..................................  1,080     22,194
    Atmos Energy Corp....................................    244     22,416
    Avangrid, Inc........................................    414     20,725
    Avista Corp..........................................    500     25,290

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------ ------------
UTILITIES -- (Continued)
#   Black Hills Corp.....................................   300  $     17,991
    California Water Service Group.......................   600        24,660
    CenterPoint Energy, Inc.............................. 1,600        45,568
    Chesapeake Utilities Corp............................   161        13,500
    CMS Energy Corp......................................   700        33,838
    Consolidated Edison, Inc.............................   400        31,572
#   Dominion Energy, Inc................................. 1,000        71,710
    DTE Energy Co........................................   385        41,788
    Duke Energy Corp.....................................   996        81,294
    Edison International.................................   500        33,315
    El Paso Electric Co..................................   515        32,085
    Entergy Corp.........................................   469        38,120
    Evergy, Inc.......................................... 1,320        74,039
    Eversource Energy....................................   570        34,610
    Exelon Corp.......................................... 1,149        48,832
    FirstEnergy Corp.....................................   500        17,715
    Hawaiian Electric Industries, Inc.................... 1,100        38,687
    IDACORP, Inc.........................................   415        39,110
    MDU Resources Group, Inc............................. 1,673        48,517
    MGE Energy, Inc......................................   400        25,600
    Middlesex Water Co...................................   300        13,287
#   National Fuel Gas Co.................................   656        35,227
    New Jersey Resources Corp............................   919        42,504
    NextEra Energy, Inc..................................   700       117,278
    NiSource, Inc........................................ 1,112        29,112
    Northwest Natural Gas Co.............................   400        26,060
    NorthWestern Corp....................................   500        29,665
    NRG Energy, Inc...................................... 1,384        43,831
    NRG Yield, Inc., Class A.............................   194         3,585
    NRG Yield, Inc., Class C.............................   700        13,020
    OGE Energy Corp......................................   800        28,992
    ONE Gas, Inc.........................................   421        32,434
    Ormat Technologies, Inc..............................   521        28,264
    Otter Tail Corp......................................   600        29,040
#   Pattern Energy Group, Inc., Class A.................. 1,413        26,239
    PG&E Corp............................................   600        25,848
    Pinnacle West Capital Corp...........................   300        24,129
    PNM Resources, Inc...................................   400        15,740
    Portland General Electric Co.........................   700        31,752
#   PPL Corp.............................................   800        23,016
    Public Service Enterprise Group, Inc.................   900        46,404
    SCANA Corp...........................................   400        15,996
#   Sempra Energy........................................   400        46,236
    SJW Corp.............................................   211        13,647
#   South Jersey Industries, Inc.........................   800        27,144
#   Southern Co. (The)................................... 1,400        68,040
    Southwest Gas Holdings, Inc..........................   400        31,280
    Spire, Inc...........................................   300        21,480
    UGI Corp.............................................   270        14,348
    Unitil Corp..........................................   100         5,091
    Vectren Corp.........................................   600        42,882
*   Vistra Energy Corp................................... 2,563        57,924
    WEC Energy Group, Inc................................   599        39,756
    Xcel Energy, Inc.....................................   900        42,174
    York Water Co. (The).................................   360        11,160
                                                                 ------------
TOTAL UTILITIES..........................................           2,287,206
                                                                 ------------
TOTAL COMMON STOCKS......................................         105,064,213
                                                                 ------------

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES     VALUE+
                                                            ------- ------------
RIGHTS/WARRANTS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
*>>   Media General, Inc. Contingent Value Rights..........     700 $         70
                                                                    ------------
TOTAL INVESTMENT SECURITIES................................          105,064,283
                                                                    ------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government Money
        Market Fund 1.830%................................. 256,857      256,857
                                                                    ------------
SECURITIES LENDING COLLATERAL -- (3.1%)
@(S)  DFA Short Term Investment Fund....................... 289,889    3,354,304
                                                                    ------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $61,113,881)^^....................................         $108,675,444
                                                                    ============

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                --------------------------------------------
                                  LEVEL 1       LEVEL 2   LEVEL 3    TOTAL
                                ------------   ---------- ------- ------------
Common Stocks
   Consumer Discretionary...... $ 18,584,197           --   --    $ 18,584,197
   Consumer Staples............    5,680,759           --   --       5,680,759
   Energy......................    7,570,000           --   --       7,570,000
   Financials..................   21,428,435   $      427   --      21,428,862
   Industrials.................   17,454,812           --   --      17,454,812
   Information Technology......   23,375,938           --   --      23,375,938
   Materials...................    5,365,402           --   --       5,365,402
   Real Estate.................      561,975           --   --         561,975
   Telecommunications Services.    2,755,062           --   --       2,755,062
   Utilities...................    2,287,206           --   --       2,287,206
Rights/Warrants
   Consumer Discretionary......           --           70   --              70
Temporary Cash Investments.....      256,857           --   --         256,857
Securities Lending Collateral..           --    3,354,304   --       3,354,304
                                ------------   ----------   --    ------------
TOTAL.......................... $105,320,643   $3,354,801   --    $108,675,444
                                ============   ==========   ==    ============

               CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                          SHARES VALUE>>
                                                          ------ --------
COMMON STOCKS -- (94.5%)
AUSTRALIA -- (5.8%)
    Adelaide Brighton, Ltd...............................  7,168 $ 36,690
    AGL Energy, Ltd......................................  1,349   22,074
    ALS, Ltd.............................................  4,050   22,440
    Amcor, Ltd...........................................  6,427   71,948
    AMP, Ltd............................................. 34,118   86,285
    APA Group............................................  2,640   18,935
    ARB Corp., Ltd.......................................    443    6,927
    Asaleo Care, Ltd.....................................  3,744    1,949
    Atlas Arteria, Ltd...................................  4,673   22,711
    Aurizon Holdings, Ltd................................  5,729   19,405
    Ausdrill, Ltd........................................  4,286    5,819
    AusNet Services...................................... 21,363   25,889
    Austal, Ltd..........................................  8,221   10,514
    Australia & New Zealand Banking Group, Ltd...........  7,896  171,656
#*  Australian Agricultural Co., Ltd..................... 10,040    9,455
#   Automotive Holdings Group, Ltd.......................  8,097   16,455
    Aveo Group...........................................  4,930    8,686
    Bank of Queensland, Ltd..............................  4,975   41,129
    Beach Energy, Ltd.................................... 53,912   76,492
#*  Beadell Resources, Ltd............................... 38,340    1,569
    Bendigo & Adelaide Bank, Ltd.........................  5,376   46,827
    BHP Billiton, Ltd.................................... 20,901  545,861
#   BHP Billiton, Ltd., Sponsored ADR....................  4,700  245,622
    BlueScope Steel, Ltd................................. 12,070  158,602
    Boral, Ltd........................................... 10,573   52,252
    Brambles, Ltd........................................  3,782   27,776
    Breville Group, Ltd..................................  2,941   23,461
    Brickworks, Ltd......................................    846    9,805
#   Cabcharge Australia, Ltd.............................  1,270    2,222
    Caltex Australia, Ltd................................  1,353   32,732
*   Cardno, Ltd..........................................  3,548    3,346
    carsales.com, Ltd....................................  2,372   24,595
    Cedar Woods Properties, Ltd..........................  3,270   14,925
    Challenger, Ltd......................................  2,473   22,876
    CIMIC Group, Ltd.....................................  1,225   44,056
    Cleanaway Waste Management, Ltd...................... 38,491   53,243
    Coca-Cola Amatil, Ltd................................  4,079   29,055
    Collins Foods, Ltd...................................  5,196   20,130
    Commonwealth Bank of Australia.......................  4,132  230,098
    Computershare, Ltd...................................  5,369   72,673
    Credit Corp. Group, Ltd..............................  1,551   23,754
    CSR, Ltd............................................. 16,074   50,724
    Domain Holdings Australia, Ltd.......................  6,076   14,369
#   Domino's Pizza Enterprises, Ltd......................    964   35,797
    Downer EDI, Ltd......................................  7,601   41,752
    DuluxGroup, Ltd......................................  4,500   25,607
    Eclipx Group, Ltd.................................... 11,318   25,836
    Elders, Ltd..........................................    930    5,196
*   Energy World Corp., Ltd.............................. 12,801    1,519
    EVENT Hospitality and Entertainment, Ltd.............  1,588   16,261
    Evolution Mining, Ltd................................ 13,763   28,541
    Fairfax Media, Ltd................................... 60,766   36,646
    FlexiGroup, Ltd......................................  4,048    6,887
    Flight Centre Travel Group, Ltd......................    646   32,668
    Fortescue Metals Group, Ltd.......................... 22,261   72,405

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
AUSTRALIA -- (Continued)
#   G8 Education, Ltd....................................  8,060 $ 14,912
    Genworth Mortgage Insurance Australia, Ltd...........  4,999    9,996
    GrainCorp, Ltd., Class A.............................  5,558   30,630
    GWA Group, Ltd.......................................  5,307   12,902
    Hansen Technologies, Ltd.............................  4,519   11,368
#   Harvey Norman Holdings, Ltd..........................  9,454   24,967
#   HT&E, Ltd............................................  2,418    4,487
    Incitec Pivot, Ltd................................... 20,624   58,151
    Independence Group NL................................  4,733   15,840
    Insurance Australia Group, Ltd.......................  2,923   17,474
    InvoCare, Ltd........................................  2,186   23,054
    IOOF Holdings, Ltd...................................  3,952   26,886
#   IPH, Ltd.............................................  6,408   23,362
    IRESS, Ltd...........................................  3,408   29,275
    James Hardie Industries P.L.C., Sponsored ADR........  2,500   39,900
#   JB Hi-Fi, Ltd........................................  2,318   41,065
*   Kingsgate Consolidated, Ltd..........................    631      115
    LendLease Group......................................  2,941   44,003
    Macquarie Group, Ltd.................................  2,109  192,407
    Magellan Financial Group, Ltd........................  1,532   28,127
#   Metals X, Ltd........................................    620      327
    Metcash, Ltd......................................... 18,519   36,205
    Mineral Resources, Ltd...............................  3,218   39,681
*   MMA Offshore, Ltd.................................... 17,416    3,553
    Monadelphous Group, Ltd..............................  1,985   21,748
    Mount Gibson Iron, Ltd...............................  8,762    2,766
    MYOB Group, Ltd......................................  4,763   11,086
    MyState, Ltd.........................................  2,870   10,350
    National Australia Bank, Ltd......................... 13,026  274,266
    Navitas, Ltd.........................................  5,275   16,877
    New Hope Corp., Ltd..................................  3,628    8,593
    Newcrest Mining, Ltd.................................  2,833   45,512
#   Nine Entertainment Co. Holdings, Ltd.................  8,821   14,694
    Northern Star Resources, Ltd.........................  9,219   49,321
    Nufarm, Ltd..........................................  6,225   33,082
    Oil Search, Ltd......................................  6,051   40,365
    Orica, Ltd...........................................  6,623   86,516
*   Origin Energy, Ltd...................................  5,220   37,875
    Orora, Ltd........................................... 19,908   53,683
    OZ Minerals, Ltd.....................................  8,700   61,437
    Peet, Ltd............................................  7,973    7,123
    Perpetual, Ltd.......................................    794   25,775
    Platinum Asset Management, Ltd.......................    591    2,412
    Qantas Airways, Ltd..................................  7,463   37,299
    QBE Insurance Group, Ltd............................. 11,037   82,880
    Qube Holdings, Ltd................................... 25,170   48,491
#*  Quintis, Ltd.........................................  3,576      349
*   Ramelius Resources, Ltd.............................. 25,470   10,428
    Reece, Ltd...........................................  4,327   39,337
    Resolute Mining, Ltd................................. 11,362   10,771
#   Retail Food Group, Ltd...............................  4,745    1,443
    Ridley Corp., Ltd....................................  8,823    8,642
    Rio Tinto, Ltd.......................................  3,517  212,557
    Sandfire Resources NL................................  1,850   10,163
*   Santos, Ltd..........................................  8,563   40,561
    Seek, Ltd............................................  3,829   60,905
    Seven Group Holdings, Ltd............................  4,445   63,387
    Seven West Media, Ltd................................ 18,225   11,261
    Sims Metal Management, Ltd...........................  3,187   40,688

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE>>
                                                              ------ ----------
AUSTRALIA -- (Continued)
    South32, Ltd., ADR.......................................  1,845 $   24,649
    South32, Ltd.............................................  7,726     20,562
    Southern Cross Media Group, Ltd.......................... 18,980     17,791
    Spark Infrastructure Group...............................  7,325     12,532
    SpeedCast International, Ltd.............................  3,478     16,023
    St Barbara, Ltd..........................................  2,817      8,631
    Suncorp Group, Ltd.......................................  4,579     50,949
#   Super Retail Group, Ltd..................................  4,028     27,680
    Sydney Airport...........................................  3,330     17,501
    Tassal Group, Ltd........................................  7,112     22,087
    Telstra Corp., Ltd.......................................  9,755     20,570
#   TPG Telecom, Ltd.........................................  4,198     18,001
*   Village Roadshow, Ltd....................................  1,705      2,408
*   Vocus Group, Ltd.........................................  7,293     13,101
    Wesfarmers, Ltd..........................................  2,713     99,748
*   Westgold Resources, Ltd..................................    309        366
#   Westpac Banking Corp.....................................  5,439    119,073
    Westpac Banking Corp., Sponsored ADR.....................  7,516    164,225
    Whitehaven Coal, Ltd..................................... 10,339     41,789
    Woodside Petroleum, Ltd..................................  4,126    110,591
    Woolworths Group, Ltd....................................  1,748     39,106
    WorleyParsons, Ltd.......................................  4,976     67,896
    WPP AUNZ, Ltd............................................ 10,662      7,296
*   Xero, Ltd................................................      3         96
                                                                     ----------
TOTAL AUSTRALIA..............................................         5,889,148
                                                                     ----------
AUSTRIA -- (0.6%)
    Agrana Beteiligungs AG...................................    412     10,963
    ANDRITZ AG...............................................    779     44,161
#   Austria Technologie & Systemtechnik AG...................    289      6,786
    CA Immobilien Anlagen AG.................................    605     21,151
    Erste Group Bank AG......................................  1,357     58,611
    EVN AG...................................................    660     13,128
    IMMOFINANZ AG............................................    367      9,662
    Lenzing AG...............................................    229     29,082
    Mayr Melnhof Karton AG...................................    204     27,743
    Oesterreichische Post AG.................................    380     17,999
    OMV AG...................................................    936     52,896
    POLYTEC Holding AG.......................................    317      4,980
    Raiffeisen Bank International AG.........................  1,987     66,257
    S IMMO AG................................................  1,165     25,330
#*  Semperit AG Holding......................................    156      3,092
    Strabag SE...............................................    412     16,567
    Telekom Austria AG.......................................  2,667     23,203
    Vienna Insurance Group AG Wiener Versicherung Gruppe.....  1,177     33,506
    Voestalpine AG...........................................  1,598     79,956
    Wienerberger AG..........................................    602     14,757
#*  Zumtobel Group AG........................................    642      4,610
                                                                     ----------
TOTAL AUSTRIA................................................           564,440
                                                                     ----------
BELGIUM -- (1.0%)
    Ackermans & van Haaren NV................................    593    108,153
    Ageas....................................................  1,833     98,340
    Banque Nationale de Belgique.............................      6     19,151
    Bekaert SA...............................................    983     27,612
#   bpost SA.................................................    919     14,487
    Cie d'Entreprises CFE....................................    220     27,489
    Colruyt SA...............................................    867     51,830

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
BELGIUM -- (Continued)
    D'ieteren SA.........................................    477 $   20,778
#   Econocom Group SA....................................  3,206     11,320
    Elia System Operator SA..............................    191     11,903
    Euronav NV...........................................  3,095     26,191
    EVS Broadcast Equipment SA...........................    132      3,081
*   Exmar NV.............................................    649      4,615
    Gimv NV..............................................    154      9,153
    KBC Group NV.........................................    781     59,956
    Kinepolis Group NV...................................    156      9,977
    Lotus Bakeries.......................................      4     11,401
    Melexis NV...........................................    479     44,553
#*  Nyrstar NV...........................................  3,926     18,820
    Ontex Group NV.......................................  1,363     41,211
    Orange Belgium SA....................................  1,400     22,458
    Proximus SADP........................................  1,452     35,587
    Recticel SA..........................................  1,388     16,009
    Sioen Industries NV..................................    327     10,314
    Sipef SA.............................................    114      7,940
    Solvay SA............................................    822    112,614
*   Telenet Group Holding NV.............................    543     26,148
*   Tessenderlo Group SA.................................  1,111     44,673
    Umicore SA...........................................  1,830    107,096
    Van de Velde NV......................................    206      7,225
*   Viohalco SA..........................................  1,602      5,780
                                                                 ----------
TOTAL BELGIUM............................................         1,015,865
                                                                 ----------
CANADA -- (9.1%)
    Absolute Software Corp...............................    500      2,825
*   Advantage Oil & Gas, Ltd.............................  3,200     11,070
    Aecon Group, Inc.....................................  1,800     22,790
    AGF Management, Ltd., Class B........................  1,754      8,832
#   Aimia, Inc...........................................  2,960      7,873
*   Air Canada...........................................  1,142     20,657
*   Alacer Gold Corp.....................................  4,256      9,226
    Alamos Gold, Inc., Class A...........................  8,507     46,168
#   Alaris Royalty Corp..................................    700      9,955
    Algonquin Power & Utilities Corp.....................  3,600     35,368
    Alimentation Couche-Tard, Inc., Class B..............    667     30,636
#*  Alio Gold, Inc.......................................    450        630
#   AltaGas, Ltd.........................................    700     14,244
    Altius Minerals Corp.................................  1,100     10,866
    ARC Resources, Ltd...................................  5,496     65,275
*   Argonaut Gold, Inc...................................  5,895      9,970
#*  Asanko Gold, Inc.....................................  2,900      2,876
    Atco, Ltd., Class I..................................    600     18,399
#*  Athabasca Oil Corp...................................  6,553      8,816
*   ATS Automation Tooling Systems, Inc..................    300      4,511
#   AutoCanada, Inc......................................    359      3,991
*   B2Gold Corp.......................................... 19,936     49,654
    Badger Daylighting, Ltd..............................    679     15,414
#   Bank of Montreal.....................................  2,144    169,941
    Bank of Montreal.....................................  3,601    285,487
    Bank of Nova Scotia (The)............................  4,742    281,017
    Bank of Nova Scotia (The)............................  2,705    160,271
    Barrick Gold Corp....................................    900     10,087
    Barrick Gold Corp.................................... 13,522    151,311
#*  Baytex Energy Corp...................................  5,240     16,274
    BCE, Inc.............................................    165      7,035
#   BCE, Inc.............................................    604     25,628

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
CANADA -- (Continued)
#*  Bellatrix Exploration, Ltd...........................    352 $    335
    Birchcliff Energy, Ltd...............................  4,900   19,399
    Black Diamond Group, Ltd.............................  1,000    2,767
*   BlackPearl Resources, Inc............................  5,400    5,563
*   Bombardier, Inc., Class B............................  6,000   22,601
#   Bonavista Energy Corp................................  4,473    5,364
#   Bonterra Energy Corp.................................    198    2,833
    Boralex, Inc., Class A...............................    784   11,981
    Brookfield Asset Management, Inc., Class A...........    700   29,537
    Brookfield Asset Management, Inc., Class A...........  1,502   63,324
    CAE, Inc.............................................  2,040   42,498
    CAE, Inc.............................................  2,197   45,807
#*  Calfrac Well Services, Ltd...........................  1,440    5,491
    Cameco Corp..........................................  2,992   32,314
    Canaccord Genuity Group, Inc.........................  1,669    9,291
    Canadian Imperial Bank of Commerce...................  1,427  130,233
    Canadian Imperial Bank of Commerce...................    140   12,772
    Canadian National Railway Co.........................    600   53,559
    Canadian National Railway Co.........................  1,058   94,321
    Canadian Natural Resources, Ltd......................  5,894  215,956
    Canadian Pacific Railway, Ltd........................    300   59,495
#   Canadian Tire Corp., Ltd., Class A...................    596   81,173
    Canadian Utilities, Ltd., Class A....................    600   14,967
    Canadian Western Bank................................  1,800   50,492
*   Canfor Corp..........................................  1,430   31,351
    Canfor Pulp Products, Inc............................  1,000   20,948
    CanWel Building Materials Group, Ltd.................  2,009   10,208
    Capital Power Corp...................................  1,079   21,914
#*  Capstone Mining Corp.................................  9,500    7,011
#   Cardinal Energy, Ltd.................................  2,701   11,108
    Cascades, Inc........................................  2,400   23,006
*   Celestica, Inc.......................................  2,400   28,344
    Cenovus Energy, Inc..................................  5,857   58,804
*   Centerra Gold, Inc...................................  5,319   24,165
    Cervus Equipment Corp................................    600    6,370
*   CGI Group, Inc., Class A.............................    483   31,181
*   China Gold International Resources Corp., Ltd........  4,400    7,678
    CI Financial Corp....................................  2,756   48,156
#   Cineplex, Inc........................................    800   17,970
    Cogeco Communications, Inc...........................    495   26,865
    Cogeco, Inc..........................................    300   14,451
    Colliers International Group, Inc....................    805   65,818
    Constellation Software, Inc..........................    100   72,493
#*  Continental Gold, Inc................................  4,000   11,900
    Corus Entertainment, Inc., Class B...................  1,500    4,682
    Cott Corp............................................  3,102   49,601
    Cott Corp............................................    300    4,790
#   Crescent Point Energy Corp...........................  2,478   16,894
    Crescent Point Energy Corp...........................  3,609   24,577
*   Crew Energy, Inc.....................................  2,714    5,111
#*  Denison Mines Corp................................... 29,000   14,936
*   Detour Gold Corp.....................................  2,500   24,638
    Dollarama, Inc.......................................  1,500   54,195
    Dorel Industries, Inc., Class B......................    485    8,892
*   DREAM Unlimited Corp., Class A.......................  1,500   10,343
*   Dundee Precious Metals, Inc..........................  2,800    6,651
    ECN Capital Corp.....................................  3,970   11,017
    E-L Financial Corp., Ltd.............................     34   21,563
#*  Eldorado Gold Corp................................... 11,404   12,449

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
CANADA -- (Continued)
#   Element Fleet Management Corp........................  2,800 $ 13,474
    Emera, Inc...........................................    370   11,989
    Empire Co., Ltd., Class A............................  2,300   47,420
    Enbridge Income Fund Holdings, Inc...................  1,679   42,051
    Enbridge, Inc........................................    648   23,014
    Encana Corp..........................................  2,031   28,025
    Encana Corp..........................................  4,266   57,335
    Enercare, Inc........................................    939   13,650
    Enerflex, Ltd........................................  1,364   15,445
#*  Energy Fuels, Inc....................................     99      293
    Enerplus Corp........................................  3,726   48,662
    Enghouse Systems, Ltd................................    272   16,217
    Ensign Energy Services, Inc..........................  3,401   14,798
#   Equitable Group, Inc.................................    300   14,529
#*  Essential Energy Services Trust......................  4,177    1,670
    Evertz Technologies, Ltd.............................    722    8,819
#   Exchange Income Corp.................................    900   23,004
    Fairfax Financial Holdings, Ltd......................    220  124,303
    Fiera Capital Corp...................................  1,350   12,433
    Finning International, Inc...........................  1,611   42,181
#*  First Majestic Silver Corp...........................    521    3,456
    First Quantum Minerals, Ltd..........................  4,827   75,285
    FirstService Corp....................................    805   66,790
    Fortis, Inc..........................................    300    9,864
*   Fortuna Silver Mines, Inc............................  2,400   13,099
    Genworth MI Canada, Inc..............................  1,089   38,333
    George Weston, Ltd...................................    339   28,202
    Gildan Activewear, Inc...............................  1,618   41,680
#   Gluskin Sheff & Associates, Inc......................  1,000   12,915
    Goldcorp, Inc........................................  1,400   17,499
    Goldcorp, Inc........................................  4,279   53,487
*   Golden Star Resources, Ltd...........................  8,100    5,791
*   Gran Tierra Energy, Inc..............................  5,979   19,994
    Great-West Lifeco, Inc...............................  1,400   34,600
    Guardian Capital Group, Ltd., Class A................    600   10,959
*   Guyana Goldfields, Inc...............................  4,800   14,760
*   Heroux-Devtek, Inc...................................  1,000   11,981
#*  Home Capital Group, Inc..............................    800    9,409
    Hudbay Minerals, Inc.................................  4,699   24,455
#   Hudson's Bay Co......................................  1,300   10,483
    Husky Energy, Inc....................................  4,054   68,929
*   IAMGOLD Corp.........................................  8,705   47,846
*   IAMGOLD Corp.........................................    326    1,793
    IGM Financial, Inc...................................    400   12,008
#   Imperial Oil, Ltd....................................  1,398   47,756
    Industrial Alliance Insurance & Financial Services,
      Inc................................................  1,373   56,467
    Innergex Renewable Energy, Inc.......................  1,785   18,483
    Inter Pipeline, Ltd..................................    800   15,252
*   Interfor Corp........................................  1,300   20,547
    Intertape Polymer Group, Inc.........................  1,300   17,179
*   Iron Bridge Resources, Inc...........................  3,700    2,133
*   Ivanhoe Mines, Ltd., Class A.........................  5,954   11,854
    Just Energy Group, Inc...............................  2,100    7,942
*   Kelt Exploration, Ltd................................  3,100   23,688
#   Keyera Corp..........................................  1,600   46,320
*   Kingsway Financial Services, Inc.....................    425    1,199
*   Kinross Gold Corp.................................... 25,280   91,337
    Kirkland Lake Gold, Ltd..............................  1,500   32,782
    Labrador Iron Ore Royalty Corp.......................  1,400   26,712

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
CANADA -- (Continued)
    Laurentian Bank of Canada............................    650 $ 23,295
    Leon's Furniture, Ltd................................    400    5,624
    Linamar Corp.........................................  1,008   46,066
    Loblaw Cos., Ltd.....................................    900   47,586
    Lundin Mining Corp................................... 15,205   84,157
    Magna International, Inc.............................  1,978  120,488
    Magna International, Inc.............................  1,700  103,326
*   Major Drilling Group International, Inc..............  2,500   11,723
#*  Mandalay Resources Corp..............................  3,315      459
    Manulife Financial Corp..............................    700   13,001
    Manulife Financial Corp..............................  5,043   93,598
    Martinrea International, Inc.........................  3,400   36,774
#   Maxar Technologies, Ltd..............................  1,066   52,241
*   Maxim Power Corp.....................................  1,000    1,845
*   MEG Energy Corp......................................  4,341   28,298
    Methanex Corp........................................    555   38,338
    Metro, Inc...........................................    949   31,997
*   Mitel Networks Corp..................................  2,000   21,878
    Morneau Shepell, Inc.................................    911   19,658
    Mullen Group, Ltd....................................  2,700   33,292
    National Bank of Canada..............................  4,400  215,696
    Nevsun Resources, Ltd................................  8,700   32,303
*   New Gold, Inc........................................  5,860    7,298
*   New Gold, Inc........................................  1,500    1,875
    NFI Group, Inc.......................................    785   30,154
    North West Co., Inc. (The)...........................    600   13,708
    Northland Power, Inc.................................  1,500   27,421
    Nutrien, Ltd.........................................    834   45,295
    Nutrien, Ltd.........................................  1,387   75,191
*   NuVista Energy, Ltd..................................  2,462   15,917
*   Obsidian Energy, Ltd.................................  4,010    4,285
#*  Obsidian Energy, Ltd.................................  2,097    2,265
    OceanaGold Corp...................................... 12,779   39,294
    Open Text Corp.......................................  1,618   60,212
    Osisko Gold Royalties, Ltd...........................  2,098   19,952
    Pan American Silver Corp.............................  2,197   36,185
#*  Paramount Resources, Ltd., Class A...................  1,200   13,468
*   Parex Resources, Inc.................................  2,300   40,595
#   Parkland Fuel Corp...................................    800   21,635
    Pason Systems, Inc...................................    400    6,138
    Pembina Pipeline Corp................................    700   25,109
#*  Pengrowth Energy Corp................................ 10,136    7,168
#   Peyto Exploration & Development Corp.................  1,508   12,426
*   PHX Energy Services Corp.............................    742    1,164
    Pizza Pizza Royalty Corp.............................    400    3,718
    PrairieSky Royalty, Ltd..............................    186    3,529
*   Precision Drilling Corp..............................  4,800   17,379
*   Precision Drilling Corp..............................  3,099   11,249
    Premium Brands Holdings Corp.........................    381   29,871
    Quarterhill, Inc.....................................  2,661    2,864
    Quebecor, Inc., Class B..............................  1,800   37,512
*   Raging River Exploration, Inc........................  2,300    9,724
    Richelieu Hardware, Ltd..............................    900   19,476
    Rogers Communications, Inc., Class B.................    600   30,589
    Rogers Sugar, Inc....................................  2,550   10,664
    Royal Bank of Canada.................................  3,651  285,013
    Royal Bank of Canada.................................  1,101   85,845
    Russel Metals, Inc...................................  1,100   23,440
#*  Sabina Gold & Silver Corp............................  6,400    7,085

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
CANADA -- (Continued)
#*  Sandstorm Gold, Ltd..................................  3,300 $   14,612
    Saputo, Inc..........................................  1,600     53,344
    Secure Energy Services, Inc..........................  2,540     15,386
*   SEMAFO, Inc..........................................  8,300     24,373
*   Seven Generations Energy, Ltd., Class A..............  6,841     78,147
    Shaw Communications, Inc., Class B...................  3,396     71,078
    ShawCor, Ltd.........................................    752     15,319
*   Sierra Wireless, Inc.................................  1,300     21,125
#   Sprott, Inc..........................................  3,550      8,214
*   SSR Mining, Inc......................................  1,567     16,286
    Stantec, Inc.........................................  1,000     26,114
    Stella-Jones, Inc....................................    716     23,915
    Suncor Energy, Inc...................................    501     21,094
    Suncor Energy, Inc...................................  4,814    202,862
*   SunOpta, Inc.........................................  1,700     13,892
#   Superior Plus Corp...................................  2,984     29,385
#   Surge Energy, Inc....................................  5,100      9,605
#   Tahoe Resources, Inc.................................  4,920     22,089
*   Tamarack Valley Energy, Ltd..........................  5,650     20,848
*   Taseko Mines, Ltd....................................  4,300      3,834
    Teck Resources, Ltd., Class B........................  2,037     53,131
    Teck Resources, Ltd., Class B........................  5,088    132,441
    TELUS Corp...........................................    712     26,026
*   Teranga Gold Corp....................................  5,200     18,268
#*  Tervita Corp.........................................    193      1,361
    TFI International, Inc...............................  2,900     96,306
    Thomson Reuters Corp.................................  1,328     55,107
    TMX Group, Ltd.......................................    601     38,651
    TORC Oil & Gas, Ltd..................................  2,700     15,795
*   Torex Gold Resources, Inc............................    425      3,140
    Toromont Industries, Ltd.............................    600     30,806
    Toronto-Dominion Bank (The)..........................  4,274    253,545
    Toronto-Dominion Bank (The)..........................  2,451    145,050
    Torstar Corp., Class B...............................  1,100      1,006
    Total Energy Services, Inc...........................  1,194     10,096
    Tourmaline Oil Corp..................................  3,224     63,697
    TransAlta Corp.......................................  9,001     51,272
    TransAlta Corp.......................................    777      4,390
    Transcontinental, Inc., Class A......................  1,600     38,043
*   Trevali Mining Corp..................................  9,243      5,684
#*  Trican Well Service, Ltd.............................  6,127     12,905
    Tricon Capital Group, Inc............................  1,255     10,506
*   Trinidad Drilling, Ltd...............................  5,273      6,323
*   Trisura Group, Ltd...................................      4         89
*   Trisura Group, Ltd...................................      9        190
*   Turquoise Hill Resources, Ltd........................  2,008      5,572
    Uni-Select, Inc......................................    600      9,990
    West Fraser Timber Co., Ltd..........................  1,840    114,288
*   Western Energy Services Corp.........................  2,146      1,435
    Western Forest Products, Inc......................... 13,700     25,486
    Westshore Terminals Investment Corp..................    318      5,935
    Wheaton Precious Metals Corp.........................    240      5,029
    Whitecap Resources, Inc..............................  7,524     49,684
    Winpak, Ltd..........................................    341     12,362
    WSP Global, Inc......................................    239     13,585
    Yamana Gold, Inc..................................... 16,532     52,742
                                                                 ----------
TOTAL CANADA.............................................         9,159,645
                                                                 ----------

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
DENMARK -- (1.1%)
    Alm Brand A.S........................................  3,000 $   31,174
    AP Moller - Maersk A.S., Class A.....................      8     10,764
#   AP Moller - Maersk A.S., Class B.....................     21     30,153
*   D/S Norden A.S.......................................    429      7,910
    Danske Bank A.S......................................  2,022     58,760
    DFDS A.S.............................................    827     54,470
    DSV A.S..............................................  1,560    130,694
    FLSmidth & Co. A.S...................................    688     45,279
    ISS A.S..............................................  2,843    106,195
    Jyske Bank A.S.......................................  1,055     59,755
*   Nilfisk Holding A.S..................................    417     21,575
#*  NKT A.S..............................................    417     11,227
    Novozymes A.S., Class B..............................  1,400     73,717
    Pandora A.S..........................................    621     44,099
    Per Aarsleff Holding A.S.............................    650     23,218
    Ringkjoebing Landbobank A.S..........................    280     15,826
    Rockwool International A.S., Class A.................     41     14,662
    Rockwool International A.S., Class B.................    132     52,853
    Schouw & Co., A.S....................................    232     21,525
    SimCorp A.S..........................................    600     51,266
    Solar A.S., Class B..................................    125      7,873
    Spar Nord Bank A.S...................................  2,142     23,101
    Sydbank A.S..........................................  1,256     46,614
    Topdanmark A.S.......................................  1,775     76,233
    Tryg A.S.............................................  1,150     28,150
    United International Enterprises.....................     32      7,282
    Vestas Wind Systems A.S..............................  1,543     99,569
*   Vestjysk Bank A.S....................................    250         89
                                                                 ----------
TOTAL DENMARK............................................         1,154,033
                                                                 ----------
FINLAND -- (2.0%)
    Ahlstrom-Munksjo Oyj.................................    678     13,009
    Aktia Bank Oyj.......................................    537      5,655
    Alma Media Oyj.......................................  1,213     10,218
    Amer Sports Oyj......................................  2,402     77,019
    Atria Oyj............................................    595      6,599
    Cargotec Oyj.........................................  1,344     66,759
#   Citycon Oyj..........................................  3,421      7,199
    Cramo Oyj............................................    564     12,046
    Elisa Oyj............................................  1,907     82,804
    Finnair Oyj..........................................  1,332     12,403
    Fiskars Oyj Abp......................................    664     14,913
    Fortum Oyj...........................................  4,038    101,447
    F-Secure Oyj.........................................  1,026      4,372
#   Huhtamaki Oyj........................................  2,364     84,899
    Kemira Oyj...........................................  1,740     22,839
    Kesko Oyj, Class A...................................    401     22,149
    Kesko Oyj, Class B...................................  1,418     79,633
    Kone Oyj, Class B....................................  1,134     61,991
    Konecranes Oyj.......................................  1,141     44,153
    Lassila & Tikanoja Oyj...............................    606     12,178
    Metsa Board Oyj......................................  2,428     25,172
    Metso Oyj............................................  2,401     87,940
    Neste Oyj............................................  1,474    121,585
    Nokia Oyj............................................ 12,434     67,487
    Nokia Oyj............................................  5,767     31,410
    Nokian Renkaat Oyj...................................  2,772    120,218
    Outokumpu Oyj........................................  5,944     40,233
    Raisio Oyj, Class V..................................  5,314     22,358

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
FINLAND -- (Continued)
    Ramirent Oyj......................................... 1,350  $   13,521
    Sampo Oyj, Class A................................... 1,245      63,231
    Sanoma Oyj...........................................   358       3,546
*   Stockmann Oyj Abp (5462371)..........................    10          49
#*  Stockmann Oyj Abp (5462393)..........................   646       3,183
    Stora Enso Oyj, Sponsored ADR........................ 4,288      70,859
    Stora Enso Oyj, Class R.............................. 4,818      79,509
    Technopolis Oyj...................................... 3,587      16,217
    Tieto Oyj............................................ 1,067      33,184
#   Tikkurila Oyj........................................   201       3,698
    UPM-Kymmene Oyj, Sponsored ADR....................... 7,100     251,872
    UPM-Kymmene Oyj...................................... 2,608      92,513
    Uponor Oyj...........................................   782      11,891
    Vaisala Oyj, Class A.................................   428      10,561
    Valmet Oyj........................................... 1,806      37,520
    Wartsila Oyj Abp..................................... 4,209      91,119
#   YIT Oyj.............................................. 2,432      16,536
                                                                 ----------
TOTAL FINLAND............................................         2,057,697
                                                                 ----------
FRANCE -- (7.7%)
#*  Air France-KLM....................................... 3,297      30,090
    Airbus SE............................................ 1,424     176,247
    AKWEL................................................   303       7,529
    Albioma SA........................................... 1,147      25,484
    Alstom SA............................................   743      33,310
    Altamir..............................................   936      18,141
    Alten SA.............................................   360      35,727
    Altran Technologies SA............................... 3,839      36,531
    Amundi SA............................................   198      13,643
    Arkema SA............................................ 1,212     151,770
    Assystem.............................................   430      14,065
    Atos SE..............................................   494      66,195
    AXA SA............................................... 5,863     147,731
    Beneteau SA..........................................   816      13,370
    BNP Paribas SA....................................... 3,290     213,422
    Bollore SA........................................... 6,064      28,195
    Bonduelle SCA........................................   316      11,478
    Bouygues SA.......................................... 2,961     130,031
    Bureau Veritas SA.................................... 1,505      38,717
    Capgemini SE.........................................   872     111,558
    Carrefour SA......................................... 6,143     110,136
#   Casino Guichard Perrachon SA.........................   937      38,044
*   CGG SA............................................... 4,375      11,934
    Chargeurs SA.........................................   839      24,266
    Cie de Saint-Gobain.................................. 2,316     102,965
    Cie des Alpes........................................   374      12,937
    Cie Generale des Etablissements Michelin SCA......... 1,763     226,400
    Cie Plastic Omnium SA................................ 1,743      72,950
    CNP Assurances....................................... 1,406      32,833
*   Coface SA............................................ 3,116      27,962
    Credit Agricole SA................................... 3,000      42,150
    Danone SA............................................ 1,183      92,880
    Dassault Systemes SE.................................   560      83,499
    Derichebourg SA...................................... 2,685      16,225
    Edenred.............................................. 2,359      92,533
    Eiffage SA...........................................   799      89,289
#   Electricite de France SA............................. 6,220      93,133
    Elior Group SA....................................... 1,633      26,662
    Elis SA.............................................. 1,760      40,400

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
FRANCE -- (Continued)
    Engie SA.............................................  5,830 $ 94,146
    Eramet...............................................    350   34,629
    Esso SA Francaise....................................     16      860
    Euronext NV..........................................    616   38,231
    Eutelsat Communications SA...........................  3,415   73,107
    Faurecia SA..........................................  1,957  132,935
*   Fnac Darty SA (BLRZL56)..............................    578   52,606
*   Fnac Darty SA (V7VQL46)..............................     77    6,986
    Gaztransport Et Technigaz SA.........................    566   37,054
    Getlink..............................................  2,874   37,937
    Groupe Crit..........................................    186   15,756
    Hermes International.................................     47   29,746
    Iliad SA.............................................    101   15,968
    Imerys SA............................................    284   22,028
    Ingenico Group SA....................................  1,146   94,922
    IPSOS................................................    595   19,882
    JCDecaux SA..........................................  1,302   42,556
    Kaufman & Broad SA...................................    152    7,769
    Kering SA............................................     81   43,050
    Lagardere SCA........................................  2,488   72,599
    Lectra...............................................    328    8,533
    Legrand SA...........................................    923   67,746
    LISI.................................................    390   13,520
    L'Oreal SA...........................................    434  106,057
    LVMH Moet Hennessy Louis Vuitton SE..................    788  274,609
    Mersen SA............................................    239    9,856
    Metropole Television SA..............................  1,252   26,940
    Natixis SA...........................................  4,336   31,104
#   Neopost SA...........................................  1,272   32,878
    Nexans SA............................................    940   31,441
    Nexity SA............................................    587   36,119
    Orange SA, Sponsored ADR.............................  2,675   45,635
    Orange SA............................................ 15,194  258,932
    Peugeot SA...........................................  9,468  271,939
#   Publicis Groupe SA, ADR..............................  2,600   41,444
    Publicis Groupe SA...................................    175   11,168
#   Rallye SA............................................    796    9,362
    Renault SA...........................................  1,352  118,813
    Rexel SA.............................................  5,372   84,017
    Rothschild & Co......................................    294   10,694
#   Rubis SCA............................................  1,328   78,323
    Safran SA............................................    573   71,054
    Savencia SA..........................................    112    9,840
    Schneider Electric SE................................  1,564  125,536
    Schneider Electric SE................................    213   17,153
    SCOR SE..............................................  1,824   70,960
    SEB SA...............................................    536  101,811
#*  Sequana SA...........................................    436      230
    SES SA...............................................  4,828   96,446
    Societe BIC SA.......................................    279   26,684
    Societe Generale SA..................................  2,471  110,202
#   Sodexo SA............................................    519   57,493
*   SOITEC...............................................    612   52,304
#*  Solocal Group........................................ 11,861   15,905
    Somfy SA.............................................    245   21,892
    Sopra Steria Group...................................    279   49,306
    SPIE SA..............................................  1,519   28,764
    Stef SA..............................................    282   32,633
    STMicroelectronics NV................................  5,626  121,353

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
FRANCE -- (Continued)
    Suez.................................................  3,391 $   47,969
    Tarkett SA...........................................    335      8,984
#*  Technicolor SA.......................................  5,817      8,143
    Teleperformance......................................  1,148    210,235
    Thales SA............................................    513     67,344
#   Thermador Groupe.....................................    164     10,845
    Total SA.............................................  9,886    644,817
    Trigano SA...........................................    418     59,995
*   Ubisoft Entertainment SA.............................  2,547    280,730
    Valeo SA.............................................  1,703     83,449
#*  Vallourec SA.........................................  6,513     41,900
    Veolia Environnement SA, ADR.........................    635     14,462
    Veolia Environnement SA..............................  1,171     26,721
    Vicat SA.............................................    469     30,340
    Vilmorin & Cie SA....................................    213     14,590
    Vinci SA.............................................  1,483    149,222
    Vivendi SA...........................................    825     21,375
*   Worldline SA.........................................    475     28,250
                                                                 ----------
TOTAL FRANCE.............................................         7,741,266
                                                                 ----------
GERMANY -- (6.6%)
    Aareal Bank AG.......................................    958     44,026
    Adidas AG............................................    211     46,651
    ADO Properties SA....................................    470     26,811
*   ADVA Optical Networking SE...........................  1,418     11,929
    Allianz SE...........................................  1,484    328,342
    Aurubis AG...........................................    892     73,013
    Axel Springer SE.....................................    959     71,658
    BASF SE..............................................  5,979    573,138
    Bauer AG.............................................    343      7,607
    Bayerische Motoren Werke AG..........................  2,651    256,299
    BayWa AG.............................................    292      9,914
    Bechtle AG...........................................    278     24,962
    Beiersdorf AG........................................     97     11,307
    Bertrandt AG.........................................    214     21,655
    Bilfinger SE.........................................    525     27,033
    Borussia Dortmund GmbH & Co. KGaA....................    897      6,481
    Brenntag AG..........................................  1,061     63,662
    CANCOM SE............................................    792     42,874
    CECONOMY AG..........................................  2,894     23,772
    Cewe Stiftung & Co. KGAA.............................    287     26,280
*   Commerzbank AG.......................................  6,653     71,830
    Continental AG.......................................    459    105,779
    Covestro AG..........................................     79      7,587
    CropEnergies AG......................................    935      5,304
    CTS Eventim AG & Co. KGaA............................    714     33,663
    Daimler AG...........................................  6,300    436,049
    Deutsche Bank AG.....................................    349      4,564
    Deutsche Bank AG.....................................  6,203     81,011
    Deutsche Beteiligungs AG.............................    294     12,808
    Deutsche Boerse AG...................................    795    104,770
    Deutsche EuroShop AG.................................    254      8,955
    Deutsche Lufthansa AG................................  5,573    156,364
    Deutsche Pfandbriefbank AG...........................  2,933     45,940
    Deutsche Post AG.....................................  2,363     83,474
    Deutsche Telekom AG.................................. 26,384    436,261
    Deutsche Wohnen SE...................................  2,299    111,928
    Deutz AG.............................................  2,362     21,471
*   Dialog Semiconductor P.L.C...........................    694     12,046

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
GERMANY -- (Continued)
    DIC Asset AG.........................................   922  $ 10,518
    DMG Mori AG..........................................   476    25,281
    Duerr AG............................................. 1,158    50,838
    E.ON SE, Sponsored ADR............................... 7,421    83,449
    E.ON SE.............................................. 4,329    48,841
    ElringKlinger AG..................................... 1,148    14,571
    Evonik Industries AG.................................   909    33,639
    Fielmann AG..........................................   278    19,517
    Fraport AG Frankfurt Airport Services Worldwide......   402    40,130
    Freenet AG........................................... 2,096    60,068
    Fuchs Petrolub SE....................................   430    22,640
*   Gerry Weber International AG.........................   313     2,116
    Grammer AG...........................................   503    35,056
    H&R GmbH & Co. KGaA..................................    69       930
    Hamburger Hafen und Logistik AG......................   706    16,285
    Hannover Rueck SE....................................   205    27,344
    Hapag-Lloyd AG.......................................   515    20,912
    HeidelbergCement AG..................................   911    77,377
*   Heidelberger Druckmaschinen AG....................... 4,410    12,664
    Hella GmbH & Co KGaA.................................   692    40,767
    Henkel AG & Co. KGaA.................................   149    15,978
    Hochtief AG..........................................   181    32,547
    Hornbach Baumarkt AG.................................   280     8,300
    Hugo Boss AG.........................................   833    75,113
    Indus Holding AG.....................................   565    35,460
    Infineon Technologies AG............................. 4,590   121,556
*   Innogy SE............................................ 1,011    43,465
    Jenoptik AG..........................................    66     2,655
    K+S AG............................................... 4,379   115,776
    KION Group AG........................................   764    52,432
    Kloeckner & Co. SE................................... 1,469    16,182
    Koenig & Bauer AG....................................   322    25,031
    Krones AG............................................   229    28,329
    KWS Saat SE..........................................    34    13,407
    Lanxess AG........................................... 2,148   176,501
    LEG Immobilien AG....................................   638    71,760
    Leoni AG.............................................   751    38,310
    MAN SE...............................................   121    13,583
    METRO AG............................................. 3,761    46,446
    MLP SE...............................................   505     3,296
    MTU Aero Engines AG..................................   614   130,204
    Muenchener Rueckversicherungs-Gesellschaft AG in
      Muenchen...........................................   465   103,042
    Nemetschek SE........................................   152    21,122
*   Nordex SE............................................ 1,346    15,117
    Norma Group SE.......................................   794    50,343
    OSRAM Licht AG....................................... 1,507    67,267
    Patrizia Immobilien AG...............................   803    18,115
    Pfeiffer Vacuum Technology AG........................   158    25,926
    ProSiebenSat.1 Media SE..............................   528    14,251
    Puma SE..............................................     6     3,010
    Rational AG..........................................    20    13,698
    Rheinmetall AG.......................................   925   111,787
    RWE AG............................................... 8,756   229,795
    SAF-Holland SA.......................................   679    11,295
    Salzgitter AG........................................   796    39,367
    SAP SE...............................................   882   102,652
    SHW AG...............................................   202     7,522
    Sixt SE..............................................   563    72,917
    Software AG..........................................   178     8,402

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
GERMANY -- (Continued)
    Stabilus SA..........................................     256 $   21,791
    Stroeer SE & Co. KGaA................................     445     27,324
    Suedzucker AG........................................   1,926     28,105
    Symrise AG...........................................     699     63,182
    TAG Immobilien AG....................................     916     20,706
    Takkt AG.............................................     583     10,991
*   Talanx AG............................................     846     32,374
    Telefonica Deutschland Holding AG....................   7,822     34,257
    Thyssenkrupp AG......................................   1,298     34,544
    TLG Immobilien AG....................................     816     21,330
*   Tom Tailor Holding SE................................   1,248      9,319
    Uniper SE............................................   2,025     63,228
    United Internet AG...................................     886     47,659
    Volkswagen AG........................................     339     58,491
    Vonovia SE...........................................     907     43,896
    VTG AG...............................................     331     21,563
    Wacker Chemie AG.....................................     409     59,468
    Wuestenrot & Wuerttembergische AG....................     387      8,445
    XING SE..............................................      17      5,536
                                                                  ----------
TOTAL GERMANY............................................          6,674,329
                                                                  ----------
HONG KONG -- (2.4%)
#   Agritrade Resources, Ltd............................. 120,000     26,152
    Allied Properties HK, Ltd............................  54,000     12,455
    APT Satellite Holdings, Ltd..........................  19,500      7,426
    ASM Pacific Technology, Ltd..........................   2,800     33,694
    Associated International Hotels, Ltd.................   6,000     18,208
    Bank of East Asia, Ltd. (The)........................   4,748     18,896
    BOC Aviation, Ltd....................................   2,000     12,597
    BOC Hong Kong Holdings, Ltd..........................  22,500    109,203
*   Brightoil Petroleum Holdings, Ltd....................  42,000      3,010
    Cafe de Coral Holdings, Ltd..........................  10,000     25,224
    Cathay Pacific Airways, Ltd..........................   9,000     13,912
    Chinese Estates Holdings, Ltd........................  15,000     19,919
    Chow Sang Sang Holdings International, Ltd...........   5,000      8,783
    Chow Tai Fook Jewellery Group, Ltd...................   3,200      3,167
    Chuang's Consortium International, Ltd...............  93,642     19,940
    CITIC Telecom International Holdings, Ltd............   8,000      2,266
    CK Asset Holdings, Ltd...............................   4,000     30,634
    CK Hutchison Holdings, Ltd...........................   8,000     87,077
    CK Infrastructure Holdings, Ltd......................   3,000     22,270
    CLP Holdings, Ltd....................................   5,000     57,155
    CSI Properties, Ltd..................................  40,000      2,243
    Dah Sing Banking Group, Ltd..........................   4,160      8,837
    Dah Sing Financial Holdings, Ltd.....................   4,576     29,042
#*  Esprit Holdings, Ltd.................................  35,700      9,660
    Far East Consortium International, Ltd...............  37,000     20,754
#*  FIH Mobile, Ltd......................................  55,000      8,355
    First Pacific Co., Ltd...............................  55,600     25,835
    Giordano International, Ltd..........................  20,000     11,360
#*  Global Brands Group Holding, Ltd..................... 188,000     10,693
    Great Eagle Holdings, Ltd............................   3,000     14,726
    Guotai Junan International Holdings, Ltd.............  84,000     19,643
    Haitong International Securities Group, Ltd..........  23,000     10,394
    Hang Lung Group, Ltd.................................  12,000     35,508
    Hang Lung Properties, Ltd............................  16,000     33,641
    Hang Seng Bank, Ltd..................................   2,200     59,955
    Henderson Land Development Co., Ltd..................   3,520     19,661
    HKR International, Ltd...............................   9,600      5,965

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE>>
                                                              ------- --------
HONG KONG -- (Continued)
    HKT Trust & HKT, Ltd.....................................  34,000 $ 45,530
    Hong Kong & China Gas Co., Ltd...........................  21,611   44,129
    Hong Kong Aircraft Engineering Co., Ltd..................   1,200   10,596
    Hong Kong Exchanges & Clearing, Ltd......................   2,560   75,867
    Hongkong & Shanghai Hotels, Ltd. (The)...................  11,096   15,569
    Hopewell Holdings, Ltd...................................   8,000   28,420
    Hutchison Telecommunications Hong Kong Holdings, Ltd.....  15,000    5,369
    Hysan Development Co., Ltd...............................   3,000   16,448
*   I-CABLE Communications, Ltd..............................   9,354      155
    Johnson Electric Holdings, Ltd...........................   9,375   27,788
    Kerry Logistics Network, Ltd.............................   6,500    8,513
    Kerry Properties, Ltd....................................  13,000   65,946
    Kowloon Development Co., Ltd.............................  10,000   11,655
    Lai Sun Development Co., Ltd.............................   2,860    4,907
    Li & Fung, Ltd........................................... 106,000   35,946
    Lifestyle International Holdings, Ltd....................   4,500    8,959
    Liu Chong Hing Investment, Ltd...........................  14,000   22,139
    L'Occitane International SA..............................   9,250   16,153
    Luk Fook Holdings International, Ltd.....................   8,000   28,463
#   Man Wah Holdings, Ltd....................................  64,000   47,201
    Midland Holdings, Ltd....................................   4,000    1,099
    Miramar Hotel & Investment...............................   7,000   13,349
    MTR Corp., Ltd...........................................   7,053   39,587
    New World Development Co., Ltd...........................  25,534   36,409
*   NewOcean Energy Holdings, Ltd............................  42,000   10,398
    Orient Overseas International, Ltd.......................   6,000   63,103
*   Pacific Basin Shipping, Ltd..............................  91,000   23,781
    Pacific Textiles Holdings, Ltd...........................  15,000   12,585
    PCCW, Ltd................................................  64,000   37,374
    Pico Far East Holdings, Ltd..............................  14,000    5,799
    Power Assets Holdings, Ltd...............................   2,500   17,687
    Prada SpA................................................   2,700   12,865
    Regal Hotels International Holdings, Ltd.................   8,600    4,921
    Sa Sa International Holdings, Ltd........................  28,000   14,947
#   Samsonite International SA...............................  17,400   65,761
    Shun Tak Holdings, Ltd...................................  27,500   11,162
    Sino Land Co., Ltd.......................................  16,800   28,882
    SITC International Holdings Co., Ltd.....................  14,000   13,591
    SmarTone Telecommunications Holdings, Ltd................  16,500   17,072
*   SOCAM Development, Ltd...................................   4,000    1,181
    Stella International Holdings, Ltd.......................  10,000   11,337
    Sun Hung Kai & Co., Ltd..................................  11,619    6,791
    Sun Hung Kai Properties, Ltd.............................   5,134   80,515
    Swire Pacific, Ltd., Class A.............................   4,000   43,443
    Swire Pacific, Ltd., Class B.............................   5,000    8,984
    Techtronic Industries Co., Ltd...........................  21,500  119,904
#*  TOM Group, Ltd...........................................  38,000   10,953
    Transport International Holdings, Ltd....................   4,000   11,572
*   Trinity, Ltd.............................................  64,000    5,077
    Value Partners Group, Ltd................................  10,000    7,810
*   Victory City International Holdings, Ltd.................  14,000      227
    Vitasoy International Holdings, Ltd......................  18,000   64,137
    VTech Holdings, Ltd......................................   2,200   24,657
    WH Group, Ltd............................................  45,500   36,633
    Wharf Holdings, Ltd. (The)...............................   3,625   12,001
    Wharf Real Estate Investment Co., Ltd....................   3,000   21,854
    Wheelock & Co., Ltd......................................   3,000   21,298
    Xinyi Glass Holdings, Ltd................................  32,000   37,879

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE>>
                                                              ------ ----------
HONG KONG -- (Continued)
    Yue Yuen Industrial Holdings, Ltd........................ 15,000 $   40,360
                                                                     ----------
TOTAL HONG KONG..............................................         2,374,998
                                                                     ----------
IRELAND -- (0.6%)
    Bank of Ireland Group P.L.C..............................  9,824     84,315
    CRH P.L.C................................................  1,886     64,506
    CRH P.L.C., Sponsored ADR................................  1,293     44,337
    FBD Holdings P.L.C.......................................    158      1,916
    Glanbia P.L.C............................................  4,409     72,530
    Irish Continental Group P.L.C............................  3,964     24,323
    Kerry Group P.L.C., Class A..............................    667     70,949
    Kingspan Group P.L.C.....................................  1,606     74,580
    Kingspan Group P.L.C.....................................  1,183     54,949
    Smurfit Kappa Group P.L.C................................  3,976    163,375
                                                                     ----------
TOTAL IRELAND................................................           655,780
                                                                     ----------
ISRAEL -- (0.6%)
*   Airport City, Ltd........................................  1,610     18,295
    Alony Hetz Properties & Investments, Ltd.................  1,012      9,946
    Amot Investments, Ltd....................................  3,663     18,476
    Ashtrom Properties, Ltd..................................  2,052      8,394
    Bank Hapoalim BM.........................................  5,787     40,927
    Bank Leumi Le-Israel BM.................................. 16,662    104,426
    Bezeq The Israeli Telecommunication Corp., Ltd........... 10,611     11,242
*   Clal Insurance Enterprises Holdings, Ltd.................    684     11,184
    Delek Automotive Systems, Ltd............................    855      4,519
    Delta-Galil Industries, Ltd..............................    374     10,809
    Elbit Systems, Ltd.......................................    102     12,247
    Electra, Ltd.............................................     44     10,159
    First International Bank Of Israel, Ltd..................  1,226     26,378
    Formula Systems 1985, Ltd................................    173      6,132
    Hadera Paper, Ltd........................................    161     11,510
    Harel Insurance Investments & Financial Services, Ltd....  1,465     11,262
    Israel Chemicals, Ltd....................................  1,084      5,189
    Israel Discount Bank, Ltd., Class A...................... 11,877     37,547
*   Jerusalem Oil Exploration................................    300     15,134
    Melisron, Ltd............................................    118      4,638
    Menora Mivtachim Holdings, Ltd...........................    931     10,046
*   Migdal Insurance & Financial Holding, Ltd................  7,718      7,568
    Mizrahi Tefahot Bank, Ltd................................  3,321     64,583
    Naphtha Israel Petroleum Corp., Ltd......................  1,479      8,503
    Oil Refineries, Ltd...................................... 15,699      7,231
*   Partner Communications Co., Ltd..........................  2,267      8,726
    Paz Oil Co., Ltd.........................................    120     17,128
    Phoenix Holdings, Ltd. (The).............................  1,952     10,443
    Shikun & Binui, Ltd......................................  5,298      9,824
    Shufersal, Ltd...........................................  1,625      9,817
    Strauss Group, Ltd.......................................  1,319     27,022
    Summit Real Estate Holdings, Ltd.........................  1,546     13,188
*   Union Bank of Israel.....................................    247      1,017
                                                                     ----------
TOTAL ISRAEL.................................................           573,510
                                                                     ----------
ITALY -- (3.0%)
    A2A SpA.................................................. 34,311     62,940
    ACEA SpA.................................................  1,354     21,401
    Anima Holding SpA........................................  3,867     20,728
*   Ansaldo STS SpA..........................................  2,050     30,209
*   Arnoldo Mondadori Editore SpA............................  1,773      3,016

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------- --------
ITALY -- (Continued)
    Assicurazioni Generali SpA...........................   7,440 $131,934
#*  Astaldi SpA..........................................   1,321    2,970
    Atlantia SpA.........................................   2,073   61,404
    Autogrill SpA........................................   2,299   25,096
#   Azimut Holding SpA...................................   1,594   26,711
*   Banca Carige SpA.....................................   6,536       68
    Banca Generali SpA...................................   1,007   27,106
    Banca IFIS SpA.......................................     658   20,580
    Banca Mediolanum SpA.................................   3,607   25,863
#*  Banca Monte dei Paschi di Siena SpA..................      51      157
    Banca Popolare di Sondrio SCPA.......................   9,550   41,301
#*  Banco BPM SpA........................................  27,580   87,412
#   BPER Banca...........................................  10,919   60,787
    Brembo SpA...........................................   2,670   36,545
#   Buzzi Unicem SpA.....................................   2,089   45,947
    Cairo Communication SpA..............................      42      158
    Cementir Holding SpA.................................   2,563   20,762
    Cerved Group SpA.....................................     959   11,017
    CNH Industrial NV....................................   6,535   76,718
*   Credito Valtellinese SpA............................. 166,848   20,652
    Danieli & C Officine Meccaniche SpA..................     433   10,627
    De' Longhi SpA.......................................     720   21,154
    Ei Towers SpA........................................     203   13,517
#   Enel SpA.............................................  13,639   75,984
    Eni SpA..............................................   5,888  113,335
    Eni SpA, Sponsored ADR...............................   2,146   82,964
    ERG SpA..............................................   1,082   24,319
    Ferrari NV...........................................     343   45,524
    Ferrari NV...........................................     159   21,087
*   Fiat Chrysler Automobiles NV.........................   3,434   58,554
*   Fiat Chrysler Automobiles NV.........................  13,679  232,269
    FinecoBank Banca Fineco SpA..........................   4,628   54,270
#*  GEDI Gruppo Editoriale SpA...........................   3,978    1,573
#   Geox SpA.............................................     852    2,263
    Hera SpA.............................................  12,421   41,195
*   IMMSI SpA............................................   4,196    2,626
    Industria Macchine Automatiche SpA...................     246   20,657
    Interpump Group SpA..................................   1,758   55,263
    Intesa Sanpaolo SpA..................................  44,727  137,072
    Iren SpA.............................................   8,189   23,153
    Italgas SpA..........................................   3,861   22,209
    Leonardo SpA.........................................   6,992   83,534
    Luxottica Group SpA..................................      27    1,826
    MARR SpA.............................................     686   18,489
#*  Mediaset SpA.........................................  14,069   47,633
    Mediobanca Banca di Credito Finanziario SpA..........   7,274   75,320
    Moncler SpA..........................................   1,784   78,627
    Piaggio & C SpA......................................   2,131    5,617
    Poste Italiane SpA...................................   4,196   39,037
    Prysmian SpA.........................................   2,517   64,296
    Reply SpA............................................     348   23,506
#*  Saipem SpA...........................................  12,978   67,786
    Salvatore Ferragamo SpA..............................     861   19,879
    Saras SpA............................................  13,711   32,827
    Snam SpA.............................................   8,606   36,959
    Societa Cattolica di Assicurazioni SC................   4,320   39,634
    Societa Iniziative Autostradali e Servizi SpA........   1,213   21,485
    Tamburi Investment Partners SpA......................   2,370   17,436
*   Telecom Italia SpA...................................  88,857   68,346

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
ITALY -- (Continued)
*   Telecom Italia SpA, Sponsored ADR....................  8,020 $   61,112
    Tenaris SA...........................................    725     13,282
#   Terna Rete Elettrica Nazionale SpA...................  8,437     47,261
    UniCredit SpA........................................  5,945    104,975
    Unione di Banche Italiane SpA........................ 18,672     77,042
    Unipol Gruppo SpA....................................  6,471     26,879
#   UnipolSai Assicurazioni SpA.......................... 11,221     25,504
    Vittoria Assicurazioni SpA...........................    877     14,301
                                                                 ----------
TOTAL ITALY..............................................         3,033,690
                                                                 ----------
JAPAN -- (23.1%)
    77 Bank, Ltd. (The)..................................  1,400     33,718
    ABC-Mart, Inc........................................    100      5,419
    Adastria Co., Ltd....................................    600      7,591
    ADEKA Corp...........................................  2,100     35,544
    Aeon Co., Ltd........................................  5,810    118,042
    Aeon Delight Co., Ltd................................    600     21,961
    AEON Financial Service Co., Ltd......................    900     18,583
    Aeon Mall Co., Ltd...................................    800     14,015
    AGC, Inc.............................................  1,800     75,446
    Ahresty Corp.........................................    800      7,028
    Aica Kogyo Co., Ltd..................................  1,000     36,933
    Aichi Bank, Ltd. (The)...............................    200      9,388
    Aichi Steel Corp.....................................    400     15,377
    Aida Engineering, Ltd................................  1,100     10,549
    Aisan Industry Co., Ltd..............................  1,300     11,860
    Aisin Seiki Co., Ltd.................................  2,000     93,284
#*  Akebono Brake Industry Co., Ltd......................  6,000     14,888
    Akita Bank, Ltd. (The)...............................    500     13,482
    Alpine Electronics, Inc..............................  1,300     28,999
    Alps Electric Co., Ltd...............................  1,300     37,503
    Amada Holdings Co., Ltd..............................  2,100     21,115
    Amano Corp...........................................  1,700     34,971
    ANA Holdings, Inc....................................    300     11,016
    AOKI Holdings, Inc...................................  1,200     17,202
    Aomori Bank, Ltd. (The)..............................    200      6,130
    Aoyama Trading Co., Ltd..............................    600     19,843
    Aozora Bank, Ltd.....................................    600     22,421
#   Arcland Sakamoto Co., Ltd............................    400      5,601
    Arcs Co., Ltd........................................    800     20,030
    Asahi Diamond Industrial Co., Ltd....................  1,800     13,108
    Asahi Kasei Corp..................................... 10,000    133,669
    ASAHI YUKIZAI Corp...................................  1,100     21,695
    Asanuma Corp.........................................  3,000     10,747
    Atom Corp............................................  1,000      9,099
    Avex, Inc............................................  1,200     16,473
    Awa Bank, Ltd. (The).................................  5,000     32,306
    Axial Retailing, Inc.................................    100      3,661
    Bandai Namco Holdings, Inc...........................    700     28,006
    Bando Chemical Industries, Ltd.......................  1,200     13,200
    Bank of Iwate, Ltd. (The)............................    400     17,053
    Bank of Kyoto, Ltd. (The)............................    700     33,914
    Bank of Nagoya, Ltd. (The)...........................    400     14,598
    Bank of Okinawa, Ltd. (The)..........................    720     28,408
    Bank of Saga, Ltd. (The).............................    200      4,679
    Belc Co., Ltd........................................    300     14,416
    Benesse Holdings, Inc................................    700     25,502
#   Bic Camera, Inc......................................  3,100     46,774
    Bridgestone Corp.....................................  4,300    169,619

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Brother Industries, Ltd..............................  3,400 $ 69,357
    Bunka Shutter Co., Ltd...............................  2,700   22,430
    C Uyemura & Co., Ltd.................................    200   15,029
    Calbee, Inc..........................................    400   13,269
    Canon Marketing Japan, Inc...........................  1,200   25,179
    Canon, Inc., Sponsored ADR...........................  3,493  113,138
    Canon, Inc...........................................    994   32,250
    Capcom Co., Ltd......................................  2,400   62,241
    Casio Computer Co., Ltd..............................  2,100   34,360
    Central Glass Co., Ltd...............................    800   19,124
    Central Japan Railway Co.............................    300   62,483
    Chiba Bank, Ltd. (The)...............................  3,600   25,698
    Chiba Kogyo Bank, Ltd. (The).........................  1,500    6,758
    Chofu Seisakusho Co., Ltd............................    500   10,720
    Chubu Electric Power Co., Inc........................  1,800   27,781
    Chubu Shiryo Co., Ltd................................  1,400   20,339
    Chudenko Corp........................................    800   19,396
    Chuetsu Pulp & Paper Co., Ltd........................    600    8,973
    Chugoku Bank, Ltd. (The).............................  1,700   18,036
    Chugoku Electric Power Co., Inc. (The)...............  1,200   15,790
    Chukyo Bank, Ltd. (The)..............................    300    6,231
    Ci:z Holdings Co., Ltd...............................    500   22,187
    Citizen Watch Co., Ltd...............................  6,300   41,497
    CKD Corp.............................................  2,200   33,755
    Clarion Co., Ltd.....................................  6,000   15,906
    CMK Corp.............................................  1,300    9,048
    Coca-Cola Bottlers Japan Holdings, Inc...............    600   21,635
    COLOPL, Inc..........................................  2,100   13,827
    Colowide Co., Ltd....................................    700   17,716
    COMSYS Holdings Corp.................................  1,600   39,767
    Concordia Financial Group, Ltd.......................  7,046   37,884
    Cosmo Energy Holdings Co., Ltd.......................  1,500   52,937
    Credit Saison Co., Ltd...............................  1,600   24,978
    CyberAgent, Inc......................................    700   36,779
    Dai Nippon Printing Co., Ltd.........................    600   13,109
    Daibiru Corp.........................................  1,500   15,490
    Daicel Corp..........................................  4,000   44,070
    Daido Metal Co., Ltd.................................  1,100   11,420
    Daido Steel Co., Ltd.................................    700   34,570
    Daifuku Co., Ltd.....................................    800   35,255
    Daihen Corp..........................................  3,000   19,162
    Daiho Corp...........................................  3,000   17,927
    Daiichi Jitsugyo Co., Ltd............................    400   12,766
    Dai-ichi Life Holdings, Inc..........................  2,600   49,092
    Daiichikosho Co., Ltd................................    400   18,995
    Daikin Industries, Ltd...............................    400   47,812
    Daikokutenbussan Co., Ltd............................    400   17,736
    Daikyonishikawa Corp.................................    700   10,402
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd................................................    500   15,901
#   Daio Paper Corp......................................  3,000   41,348
    Daiseki Co., Ltd.....................................    200    5,488
    Daishi Bank, Ltd. (The)..............................    300   12,731
    Daito Trust Construction Co., Ltd....................    200   33,514
    Daiwa House Industry Co., Ltd........................  2,100   76,578
    Daiwa Securities Group, Inc.......................... 10,000   58,325
    Daiwabo Holdings Co., Ltd............................    800   41,421
    DCM Holdings Co., Ltd................................  1,800   16,122
    DeNA Co., Ltd........................................  1,100   20,747
    Denka Co., Ltd.......................................  2,200   75,821

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Denki Kogyo Co., Ltd.................................    400 $ 10,932
    Denso Corp...........................................  1,100   54,412
    Dentsu, Inc..........................................  1,300   54,588
    Dexerials Corp.......................................  1,000    9,910
    DIC Corp.............................................  1,400   45,715
    Disco Corp...........................................    200   34,142
    DMG Mori Co., Ltd....................................  1,100   16,890
    Don Quijote Holdings Co., Ltd........................    600   28,046
    Doutor Nichires Holdings Co., Ltd....................    400    7,537
    Dowa Holdings Co., Ltd...............................  1,000   32,157
    DTS Corp.............................................    900   34,240
    Duskin Co., Ltd......................................  1,000   25,352
    DyDo Group Holdings, Inc.............................    300   16,504
    Eagle Industry Co., Ltd..............................  1,300   21,081
    Earth Corp...........................................    200   10,098
    East Japan Railway Co................................    600   56,119
    Ebara Corp...........................................  1,000   30,337
    EDION Corp...........................................  1,800   17,994
    Eighteenth Bank, Ltd. (The)..........................  4,000   10,792
    Electric Power Development Co., Ltd..................    600   16,296
    Exedy Corp...........................................  1,000   32,175
    Ezaki Glico Co., Ltd.................................    300   13,895
#   FamilyMart UNY Holdings Co., Ltd.....................    211   19,653
    FCC Co., Ltd.........................................  1,000   29,383
    Ferrotec Holdings Corp...............................    600    8,969
    FIDEA Holdings Co., Ltd..............................  5,200    8,151
    Foster Electric Co., Ltd.............................    500    6,702
    FP Corp..............................................    500   27,524
    France Bed Holdings Co., Ltd.........................  1,200   10,480
    Fudo Tetra Corp......................................  9,100   16,541
    Fuji Co., Ltd........................................    200    3,908
    Fuji Electric Co., Ltd...............................  7,000   51,709
#   Fuji Kyuko Co., Ltd..................................    499   15,158
    Fuji Media Holdings, Inc.............................    300    4,936
    Fuji Oil Holdings, Inc...............................  1,100   36,215
    Fuji Seal International, Inc.........................    800   29,995
    Fujibo Holdings, Inc.................................    500   13,998
    FUJIFILM Holdings Corp...............................    900   37,147
    Fujikura, Ltd........................................  7,000   45,121
    Fujimori Kogyo Co., Ltd..............................    300   10,144
    Fujitsu General, Ltd.................................  1,000   15,398
    Fujitsu, Ltd......................................... 16,000  109,047
    Fukuda Corp..........................................    300   18,072
    Fukui Bank, Ltd. (The)...............................    700   16,060
    Fukuoka Financial Group, Inc.........................  5,000   27,366
    Fukuyama Transporting Co., Ltd.......................    300   14,598
    Furukawa Co., Ltd....................................    300    4,577
    Furukawa Electric Co., Ltd...........................  1,800   63,601
#   Fuso Chemical Co., Ltd...............................    800   20,488
    Futaba Corp..........................................    600   10,952
    Futaba Industrial Co., Ltd...........................    900    5,267
    Fuyo General Lease Co., Ltd..........................    200   12,504
    Geo Holdings Corp....................................    900   11,344
    Glory, Ltd...........................................  1,000   29,395
    GMO internet, Inc....................................  1,100   23,330
    Goldcrest Co., Ltd...................................    600   10,324
*   Gree, Inc............................................    700    3,880
    GS Yuasa Corp........................................  9,000   42,132
    G-Tekt Corp..........................................    800   13,897

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
#   GungHo Online Entertainment, Inc.....................  3,500 $  7,472
    Gunma Bank, Ltd. (The)...............................  5,300   28,220
    Gurunavi, Inc........................................    700    6,324
    H2O Retailing Corp...................................  1,445   23,138
    Hachijuni Bank, Ltd. (The)...........................  7,000   30,860
    Hakuhodo DY Holdings, Inc............................  2,200   33,781
    Hankyu Hanshin Holdings, Inc.........................  2,400   95,579
    Hanwa Co., Ltd.......................................    800   30,646
    Haseko Corp..........................................  2,200   29,193
    Hazama Ando Corp.....................................  4,200   33,364
    Heiwa Corp...........................................    800   17,945
    Heiwa Real Estate Co., Ltd...........................  1,300   23,413
    Heiwado Co., Ltd.....................................  1,200   30,718
    Hikari Tsushin, Inc..................................    200   33,610
    HI-LEX Corp..........................................    300    7,460
    Hino Motors, Ltd.....................................  2,700   30,505
    Hirata Corp..........................................    300   20,080
    Hiroshima Bank, Ltd. (The)...........................  3,500   24,085
    HIS Co., Ltd.........................................    800   24,195
    Hitachi Capital Corp.................................  1,300   34,739
    Hitachi Chemical Co., Ltd............................  1,300   25,744
    Hitachi Construction Machinery Co., Ltd..............  1,500   48,243
    Hitachi High-Technologies Corp.......................    400   16,336
    Hitachi Metals, Ltd..................................  2,000   21,675
    Hitachi Transport System, Ltd........................  1,100   30,085
    Hitachi Zosen Corp...................................  3,800   17,814
    Hitachi, Ltd......................................... 41,000  286,621
    Hokkaido Electric Power Co., Inc.....................  1,600   10,326
    Hokkoku Bank, Ltd. (The).............................    700   29,577
    Hokuetsu Bank, Ltd. (The)............................    400    8,519
    Hokuetsu Corp........................................  3,600   20,132
    Hokuetsu Industries Co., Ltd.........................    200    1,949
    Hokuhoku Financial Group, Inc........................  2,500   36,019
*   Hokuriku Electric Power Co...........................  1,800   18,895
    Hokuto Corp..........................................    800   14,233
    Honda Motor Co., Ltd., Sponsored ADR.................  3,554  108,966
    Honda Motor Co., Ltd.................................  7,300  222,874
#   Hosiden Corp.........................................    900    7,557
    Hyakugo Bank, Ltd. (The).............................  4,000   16,958
    Hyakujushi Bank, Ltd. (The)..........................  4,000   13,010
    Ibiden Co., Ltd......................................  1,900   31,289
    IBJ Leasing Co., Ltd.................................    400   10,301
    Ichigo, Inc..........................................  5,700   25,430
    Ichiyoshi Securities Co., Ltd........................    500    4,910
    Idemitsu Kosan Co., Ltd..............................  2,200   99,100
    IDOM, Inc............................................  1,200    4,381
    IHI Corp.............................................  2,000   70,241
    Iida Group Holdings Co., Ltd.........................  1,624   31,851
    Iino Kaiun Kaisha, Ltd...............................  2,500   11,851
    Inaba Denki Sangyo Co., Ltd..........................    600   25,321
    Inabata & Co., Ltd...................................    300    4,425
    Inpex Corp...........................................  4,100   45,013
    Intage Holdings, Inc.................................  1,000   10,388
    Internet Initiative Japan, Inc.......................    700   13,671
    Iseki & Co., Ltd.....................................    500    9,178
    Isetan Mitsukoshi Holdings, Ltd......................  2,500   30,212
    Isuzu Motors, Ltd....................................  4,500   60,897
    Ito En, Ltd..........................................    600   26,810
    ITOCHU Corp..........................................  1,800   31,962

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Itochu Enex Co., Ltd.................................  1,800 $ 17,521
    Iwatani Corp.........................................  1,400   47,421
    Iyo Bank, Ltd. (The).................................  2,900   20,016
    J Front Retailing Co., Ltd...........................  3,400   49,841
#   J Trust Co., Ltd.....................................  2,100   16,761
    Jaccs Co., Ltd.......................................    800   17,450
    Jafco Co., Ltd.......................................    500   18,305
    Japan Aviation Electronics Industry, Ltd.............  1,000   17,299
*   Japan Display, Inc...................................  9,400   12,149
    Japan Exchange Group, Inc............................  3,000   53,365
    Japan Petroleum Exploration Co., Ltd.................    500   11,845
    Japan Pulp & Paper Co., Ltd..........................    500   21,617
    Japan Securities Finance Co., Ltd....................  1,900   10,611
    Japan Steel Works, Ltd. (The)........................  1,600   39,447
    Japan Wool Textile Co., Ltd. (The)...................    900    7,895
    JFE Holdings, Inc....................................  2,000   40,641
    JGC Corp.............................................    800   15,523
    J-Oil Mills, Inc.....................................    300   10,234
    Joshin Denki Co., Ltd................................    500   15,163
    JSR Corp.............................................  1,100   21,151
    JTEKT Corp...........................................  3,200   46,406
    Juki Corp............................................  1,700   17,725
    Juroku Bank, Ltd. (The)..............................    600   16,316
    JVC Kenwood Corp.....................................  1,500    4,209
    JXTG Holdings, Inc................................... 17,200  126,100
    Kaga Electronics Co., Ltd............................    500   11,172
    Kajima Corp..........................................  6,000   46,814
    Kakaku.com, Inc......................................  1,500   31,591
    Kamei Corp...........................................    700    9,817
    Kamigumi Co., Ltd....................................  1,000   20,950
    Kanamoto Co., Ltd....................................    600   18,709
    Kandenko Co., Ltd....................................  4,000   41,657
    Kaneka Corp..........................................  8,000   70,420
    Kanematsu Corp.......................................  2,400   34,606
    Kanematsu Electronics, Ltd...........................    400   13,107
    Kansai Electric Power Co., Inc. (The)................  3,300   46,977
    Kansai Paint Co., Ltd................................  1,000   23,012
    Kao Corp.............................................  1,000   73,052
    Kato Sangyo Co., Ltd.................................    300   10,188
    Kawasaki Heavy Industries, Ltd.......................  1,500   44,104
    KDDI Corp............................................  3,700  102,996
    Keihan Holdings Co., Ltd.............................  1,000   36,413
    Keihin Corp..........................................  1,100   22,711
    Keikyu Corp..........................................  1,500   24,559
    Keio Corp............................................    600   29,465
    Keisei Electric Railway Co., Ltd.....................    500   16,649
    Kewpie Corp..........................................  1,300   32,331
    Key Coffee, Inc......................................    300    5,751
    Keyence Corp.........................................    100   52,897
    Kinden Corp..........................................  1,500   24,114
    Kintetsu Group Holdings Co., Ltd.....................    700   27,856
    Kintetsu World Express, Inc..........................    600   12,106
    Kitz Corp............................................  3,000   26,568
    Kiyo Bank, Ltd. (The)................................  1,500   25,307
    Kobe Steel, Ltd......................................  4,500   44,349
    Kohnan Shoji Co., Ltd................................  1,300   28,419
    Koito Manufacturing Co., Ltd.........................    500   32,208
    Komatsu, Ltd.........................................  3,400  100,464
    Komeri Co., Ltd......................................    500   11,928

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Komori Corp..........................................  1,500 $ 18,762
    Konami Holdings Corp.................................    500   23,524
    Konica Minolta, Inc..................................  7,300   65,534
    Konishi Co., Ltd.....................................  1,200   19,893
    Konoike Transport Co., Ltd...........................  1,300   20,691
    Kose Corp............................................    200   38,336
    Kotobuki Spirits Co., Ltd............................    300   14,027
    K's Holdings Corp....................................  2,800   31,525
#   Kubota Corp., Sponsored ADR..........................    500   42,048
    Kurabo Industries, Ltd...............................  4,000   12,515
    Kuraray Co., Ltd.....................................  3,200   45,228
    Kureha Corp..........................................    300   20,676
    Kurimoto, Ltd........................................    100    1,885
    Kurita Water Industries, Ltd.........................  2,100   61,426
    KYB Corp.............................................    400   18,793
    Kyocera Corp.........................................  1,000   58,200
#   Kyoei Steel, Ltd.....................................    600   11,747
    Kyokuto Kaihatsu Kogyo Co., Ltd......................  1,100   18,036
    Kyoritsu Maintenance Co., Ltd........................    480   23,833
    Kyushu Electric Power Co., Inc.......................  1,800   21,212
    Kyushu Financial Group, Inc..........................  4,330   22,182
    Lawson, Inc..........................................    100    6,005
    Leopalace21 Corp.....................................  4,000   21,980
    Life Corp............................................    200    4,776
    Lintec Corp..........................................  1,100   32,291
    Lion Corp............................................  1,000   18,107
    LIXIL Group Corp.....................................  1,700   34,847
    Mabuchi Motor Co., Ltd...............................    500   24,635
    Macnica Fuji Electronics Holdings, Inc...............  1,400   23,705
    Maeda Corp...........................................    900   10,578
    Maeda Road Construction Co., Ltd.....................  2,000   38,690
    Makino Milling Machine Co., Ltd......................  2,000   16,162
    Marubeni Corp........................................  4,400   33,593
    Marudai Food Co., Ltd................................  3,000   12,817
    Maruha Nichiro Corp..................................  1,200   44,645
    Maruichi Steel Tube, Ltd.............................    600   20,674
    Maxell Holdings, Ltd.................................    600    9,898
    Mazda Motor Corp.....................................  6,499   81,097
    MCJ Co., Ltd.........................................  3,800   28,090
    Mebuki Financial Group, Inc..........................  7,020   25,084
    Megachips Corp.......................................    300    6,851
    Megmilk Snow Brand Co., Ltd..........................  1,000   24,951
    Meidensha Corp.......................................  3,000   11,291
    Meitec Corp..........................................    400   19,868
#   Michinoku Bank, Ltd. (The)...........................    200    3,205
    Minebea Mitsumi, Inc.................................  2,770   49,714
#   Mirait Holdings Corp.................................  2,000   30,772
    Misawa Homes Co., Ltd................................  1,200   10,500
    MISUMI Group, Inc....................................  3,600   91,976
    Mitsuba Corp.........................................  1,900   16,408
    Mitsubishi Chemical Holdings Corp.................... 13,100  114,749
    Mitsubishi Corp......................................  3,600  100,631
    Mitsubishi Electric Corp.............................  7,000   95,107
    Mitsubishi Estate Co., Ltd...........................  2,000   34,705
    Mitsubishi Gas Chemical Co., Inc.....................  2,400   53,623
    Mitsubishi Heavy Industries, Ltd.....................  2,260   84,858
    Mitsubishi Logisnext Co., Ltd........................  2,000   24,689
#   Mitsubishi Logistics Corp............................    999   22,854
    Mitsubishi Materials Corp............................  1,500   42,657

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Mitsubishi Motors Corp...............................  3,800 $ 29,051
    Mitsubishi Paper Mills, Ltd..........................  1,000    5,825
    Mitsubishi Shokuhin Co., Ltd.........................    500   13,397
    Mitsubishi Steel Manufacturing Co., Ltd..............    200    4,061
    Mitsubishi UFJ Financial Group, Inc.................. 34,270  210,310
    Mitsubishi UFJ Lease & Finance Co., Ltd..............  4,400   26,684
    Mitsuboshi Belting, Ltd..............................  2,000   24,747
    Mitsui & Co., Ltd....................................  4,900   82,124
    Mitsui Chemicals, Inc................................  3,600   96,959
*   Mitsui E&S Holdings Co., Ltd.........................  1,800   25,788
    Mitsui Fudosan Co., Ltd..............................  1,000   23,912
    Mitsui Mining & Smelting Co., Ltd....................  1,400   55,448
    Mitsui OSK Lines, Ltd................................  1,700   44,111
*   Mitsui-Soko Holdings Co., Ltd........................  2,000    6,346
    Mixi, Inc............................................    700   18,434
    Miyazaki Bank, Ltd. (The)............................    500   15,179
    Mizuho Financial Group, Inc.......................... 68,100  118,378
    Morinaga & Co., Ltd..................................    400   18,558
    Morinaga Milk Industry Co., Ltd......................    800   26,376
    Morita Holdings Corp.................................  1,000   20,442
    MS&AD Insurance Group Holdings, Inc..................  1,564   47,905
    Murata Manufacturing Co., Ltd........................    400   69,990
    Musashi Seimitsu Industry Co., Ltd...................    900   30,638
    Musashino Bank, Ltd. (The)...........................    600   18,563
    Nabtesco Corp........................................  1,200   37,463
    Nachi-Fujikoshi Corp.................................    600   28,079
    Nagase & Co., Ltd....................................  1,700   27,582
    Nagoya Railroad Co., Ltd.............................    600   15,059
    Nankai Electric Railway Co., Ltd.....................  1,400   38,493
    Nanto Bank, Ltd. (The)...............................    500   13,059
    NEC Corp.............................................  2,200   61,118
    NET One Systems Co., Ltd.............................  1,400   30,557
    Neturen Co., Ltd.....................................  1,100   10,274
    NGK Insulators, Ltd..................................  1,000   17,562
    NGK Spark Plug Co., Ltd..............................    800   23,101
    NH Foods, Ltd........................................  1,100   43,792
    NHK Spring Co., Ltd..................................  3,800   38,009
    Nichias Corp.........................................  3,000   37,143
    Nichicon Corp........................................    900   11,307
    Nichiha Corp.........................................    900   33,125
    Nichirei Corp........................................  3,000   69,741
    Nichireki Co., Ltd...................................    900   10,094
    Nidec Corp...........................................    300   43,575
    Nifco, Inc...........................................  1,400   42,315
#   Nihon Dempa Kogyo Co., Ltd...........................    400    1,885
    Nihon M&A Center, Inc................................  3,200   85,392
#   Nihon Nohyaku Co., Ltd...............................  1,000    6,083
    Nihon Parkerizing Co., Ltd...........................  2,000   29,712
    Nihon Unisys, Ltd....................................  1,200   27,699
    Nikkon Holdings Co., Ltd.............................  1,700   46,078
    Nikon Corp...........................................  1,400   23,633
    Nippo Corp...........................................  1,000   18,833
    Nippon Chemi-Con Corp................................    300   10,501
    Nippon Concrete Industries Co., Ltd..................  1,100    3,312
#   Nippon Denko Co., Ltd................................  6,600   19,660
    Nippon Densetsu Kogyo Co., Ltd.......................    600   12,380
    Nippon Electric Glass Co., Ltd.......................  1,200   38,784
    Nippon Express Co., Ltd..............................    900   58,913
    Nippon Flour Mills Co., Ltd..........................  1,500   25,375

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Nippon Gas Co., Ltd..................................  1,100 $ 53,330
    Nippon Koei Co., Ltd.................................    200    5,506
    Nippon Light Metal Holdings Co., Ltd................. 10,000   22,590
    Nippon Paint Holdings Co., Ltd.......................    200    8,740
    Nippon Paper Industries Co., Ltd.....................  2,300   37,682
    Nippon Pillar Packing Co., Ltd.......................    300    4,092
    Nippon Road Co., Ltd. (The)..........................    200   10,761
    Nippon Seiki Co., Ltd................................  1,100   23,081
    Nippon Sheet Glass Co., Ltd..........................  2,000   20,937
    Nippon Signal Co., Ltd...............................    900    8,696
    Nippon Soda Co., Ltd.................................  4,000   23,501
    Nippon Steel & Sumikin Bussan Corp...................    100    5,137
    Nippon Steel & Sumitomo Metal Corp...................  3,067   61,166
    Nippon Suisan Kaisha, Ltd............................  5,500   27,051
    Nippon Telegraph & Telephone Corp....................    400   18,501
    Nippon Yakin Kogyo Co., Ltd..........................  2,500    8,421
    Nippon Yusen K.K.....................................  2,900   55,928
    Nishimatsu Construction Co., Ltd.....................  1,400   40,042
    Nishi-Nippon Financial Holdings, Inc.................  3,000   35,844
    Nishi-Nippon Railroad Co., Ltd.......................  1,200   31,608
    Nishio Rent All Co., Ltd.............................    400   12,688
    Nissan Chemical Corp.................................    600   26,899
    Nissan Motor Co., Ltd................................ 18,700  176,885
#   Nissha Co., Ltd......................................    200    4,143
    Nisshin Oillio Group, Ltd. (The).....................    600   16,687
    Nisshin Steel Co., Ltd...............................    400    5,625
    Nisshinbo Holdings, Inc..............................  2,000   22,006
    Nissin Corp..........................................    500   11,480
    Nissin Electric Co., Ltd.............................    900    7,797
    Nissin Kogyo Co., Ltd................................  1,400   23,995
    Nitto Boseki Co., Ltd................................    900   22,378
    Nitto Denko Corp.....................................    500   36,278
    Nojima Corp..........................................    100    2,054
    NOK Corp.............................................  1,600   32,165
    Nomura Holdings, Inc.................................  8,600   40,776
    Nomura Real Estate Holdings, Inc.....................  1,800   39,290
    Nomura Research Institute, Ltd.......................    726   34,890
    Noritake Co., Ltd....................................    300   16,410
#   Noritsu Koki Co., Ltd................................    600   11,419
    Noritz Corp..........................................    700   11,795
    North Pacific Bank, Ltd..............................  8,000   28,804
    NS Solutions Corp....................................    800   21,141
    NSK, Ltd.............................................  2,900   31,673
    NTN Corp............................................. 12,000   52,975
    NTT Data Corp........................................  2,500   28,477
    NTT DOCOMO, Inc......................................  5,700  146,746
    NTT Urban Development Corp...........................  1,700   17,567
    Obara Group, Inc.....................................    100    5,888
    Obayashi Corp........................................  5,200   54,289
    Obic Co., Ltd........................................    400   34,363
    Odakyu Electric Railway Co., Ltd.....................  1,000   21,181
    Ogaki Kyoritsu Bank, Ltd. (The)......................  1,000   26,180
    Oita Bank, Ltd. (The)................................    400   14,123
    Oji Holdings Corp....................................  6,000   35,601
    Okabe Co., Ltd.......................................  1,100   10,804
    Okasan Securities Group, Inc.........................  4,000   19,094
    Oki Electric Industry Co., Ltd.......................  1,800   22,008
    Okinawa Electric Power Co., Inc. (The)...............  1,237   26,946
#   OKUMA Corp...........................................    600   33,880

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Okumura Corp.........................................    600 $ 19,721
    Omron Corp...........................................    400   18,103
    Onward Holdings Co., Ltd.............................  2,000   13,620
    Open House Co., Ltd..................................    400   21,934
#   Orient Corp..........................................  5,100    7,125
    Oriental Land Co., Ltd...............................    400   43,494
    ORIX Corp............................................ 10,800  174,933
    Osaka Gas Co., Ltd...................................  1,600   30,792
    Osaki Electric Co., Ltd..............................  2,600   18,880
    OSG Corp.............................................  1,700   38,250
    Pacific Industrial Co., Ltd..........................    600    9,839
    PAL GROUP Holdings Co., Ltd..........................    200    4,714
    Panasonic Corp.......................................  9,000  115,642
    Parco Co., Ltd.......................................    300    3,404
    Park24 Co., Ltd......................................    600   16,837
    Penta-Ocean Construction Co., Ltd....................  7,000   44,106
    Pigeon Corp..........................................    900   43,323
    Pilot Corp...........................................    800   46,187
    Piolax, Inc..........................................    900   21,873
#*  Pioneer Corp......................................... 11,400   15,517
#   Plenus Co., Ltd......................................    900   14,551
    Press Kogyo Co., Ltd.................................  4,000   25,279
    Pressance Corp.......................................  1,200   18,266
    Prima Meat Packers, Ltd..............................  5,000   25,140
    Rakuten, Inc.........................................  6,100   43,002
    Relo Group, Inc......................................  2,000   54,174
    Rengo Co., Ltd.......................................  4,000   36,579
    Resona Holdings, Inc.................................  5,900   33,558
    Resorttrust, Inc.....................................    900   16,508
    Ricoh Co., Ltd.......................................  5,000   48,813
    Ricoh Leasing Co., Ltd...............................    500   16,354
    Riken Corp...........................................    400   21,913
    Rohm Co., Ltd........................................    200   17,047
    Roland DG Corp.......................................    400    9,348
#   Rorze Corp...........................................  1,000   20,453
    Round One Corp.......................................    900   13,401
#   Royal Holdings Co., Ltd..............................    400   10,580
    Ryobi, Ltd...........................................    600   20,056
    Ryosan Co., Ltd......................................    700   26,453
#   Ryoyo Electro Corp...................................  1,400   22,526
    S Foods, Inc.........................................    600   23,604
    Saibu Gas Co., Ltd...................................    600   15,935
#   Saizeriya Co., Ltd...................................    400    8,289
    Sakata INX Corp......................................  1,400   20,172
    Sala Corp............................................  1,900   12,014
    SAMTY Co., Ltd.......................................    700   12,387
    San-A Co., Ltd.......................................    600   27,589
    San-Ai Oil Co., Ltd..................................  2,000   25,670
*   Sanden Holdings Corp.................................    800   10,623
    San-In Godo Bank, Ltd. (The).........................  3,000   28,188
    Sanken Electric Co., Ltd.............................  6,000   32,642
    Sankyu, Inc..........................................    800   42,161
    Sanshin Electronics Co., Ltd.........................    700   12,249
    Sanwa Holdings Corp..................................  4,000   45,496
    Sanyo Chemical Industries, Ltd.......................    400   18,527
    Sanyo Electric Railway Co., Ltd......................    600   14,836
    Sanyo Special Steel Co., Ltd.........................    600   15,544
    Sawada Holdings Co., Ltd.............................  1,400   12,623
    SBI Holdings, Inc....................................  3,370   91,998

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    SCREEN Holdings Co., Ltd.............................   400  $ 29,182
    SCSK Corp............................................ 1,000    47,284
    Secom Co., Ltd.......................................   200    15,287
    Sega Sammy Holdings, Inc............................. 1,700    27,124
    Seibu Holdings, Inc.................................. 1,300    21,938
    Seiko Epson Corp..................................... 1,400    25,274
    Seiko Holdings Corp.................................. 1,200    26,398
    Seino Holdings Co., Ltd.............................. 1,100    19,212
    Seiren Co., Ltd......................................   400     7,181
    Sekisui Chemical Co., Ltd............................ 4,000    71,595
#   Sekisui House, Ltd................................... 2,700    46,023
    Senko Group Holdings Co., Ltd........................ 5,000    39,351
    Senshu Ikeda Holdings, Inc........................... 3,000    10,667
    Seria Co., Ltd.......................................   800    36,756
    Seven & I Holdings Co., Ltd.......................... 2,600   106,184
    Seven Bank, Ltd...................................... 5,200    15,740
#   Sharp Corp...........................................   300     6,975
    Shiga Bank, Ltd. (The)............................... 5,000    26,505
    Shikoku Bank, Ltd. (The)............................. 1,000    12,851
    Shikoku Electric Power Co., Inc...................... 1,900    25,395
    Shimachu Co., Ltd.................................... 1,000    31,780
    Shimamura Co., Ltd...................................   200    18,715
    Shimano, Inc.........................................   100    14,421
    Shimizu Corp......................................... 4,000    41,866
    Shindengen Electric Manufacturing Co., Ltd...........   300    14,294
    Shin-Etsu Chemical Co., Ltd.......................... 1,000   101,162
    Shinko Electric Industries Co., Ltd.................. 2,300    22,047
    Shinko Plantech Co., Ltd............................. 1,300    12,270
    Shinko Shoji Co., Ltd................................   200     3,013
    Shinoken Group Co., Ltd.............................. 1,000    17,641
    Shinsei Bank, Ltd.................................... 1,300    20,475
    Shiseido Co., Ltd....................................   700    51,569
    Shizuoka Bank, Ltd. (The)............................ 3,800    35,122
    Shizuoka Gas Co., Ltd................................ 2,100    19,589
*   Shoko Co., Ltd.......................................   500     4,072
    Showa Corp...........................................   800    13,455
    Showa Denko K.K...................................... 3,800   181,245
    Showa Sangyo Co., Ltd................................   900    23,726
    Showa Shell Sekiyu K.K............................... 4,800    78,780
    SKY Perfect JSAT Holdings, Inc....................... 3,500    16,712
#   Skylark Holdings Co., Ltd............................ 1,000    14,544
    SMC Corp.............................................   100    33,886
    SMK Corp............................................. 3,000     8,553
    SMS Co., Ltd......................................... 1,600    32,568
    Sodick Co., Ltd...................................... 1,500    13,699
    SoftBank Group Corp.................................. 2,461   205,548
    Sojitz Corp.......................................... 9,100    33,039
    Sompo Holdings, Inc..................................   900    36,580
    Sony Corp............................................ 5,200   279,483
    Sony Corp., Sponsored ADR............................   820    44,296
    Sotetsu Holdings, Inc................................ 1,200    37,129
    Square Enix Holdings Co., Ltd........................   700    33,095
    St Marc Holdings Co., Ltd............................   800    19,478
    Stanley Electric Co., Ltd............................ 1,300    45,721
    Start Today Co., Ltd................................. 2,100    84,465
    Starts Corp., Inc.................................... 1,000    23,192
    Starzen Co., Ltd.....................................   500    26,657
    Subaru Corp.......................................... 1,700    49,683
    SUMCO Corp........................................... 1,100    23,536

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Sumitomo Bakelite Co., Ltd...........................  5,000 $ 50,563
    Sumitomo Corp........................................  2,500   41,167
    Sumitomo Densetsu Co., Ltd...........................  1,300   22,507
    Sumitomo Electric Industries, Ltd....................  5,000   76,916
    Sumitomo Forestry Co., Ltd...........................  3,600   58,788
    Sumitomo Heavy Industries, Ltd.......................  1,800   62,710
    Sumitomo Metal Mining Co., Ltd.......................    899   32,316
    Sumitomo Mitsui Construction Co., Ltd................  1,620   12,703
    Sumitomo Mitsui Financial Group, Inc.................  3,764  149,385
    Sumitomo Mitsui Trust Holdings, Inc..................    900   35,749
    Sumitomo Osaka Cement Co., Ltd....................... 11,000   52,450
    Sumitomo Realty & Development Co., Ltd...............  1,000   36,639
    Sumitomo Riko Co., Ltd...............................    500    5,589
    Sumitomo Rubber Industries, Ltd......................  2,762   45,783
    Sumitomo Seika Chemicals Co., Ltd....................    200    9,993
    Sumitomo Warehouse Co., Ltd. (The)...................  4,000   25,858
    Sun Frontier Fudousan Co., Ltd.......................  1,200   14,442
    Suruga Bank, Ltd.....................................  3,000   26,879
    Suzuki Motor Corp....................................  1,400   82,345
    SWCC Showa Holdings Co., Ltd.........................  1,400    9,158
    T&D Holdings, Inc....................................  3,100   46,320
    Taiheiyo Cement Corp.................................  1,900   60,036
    Taikisha, Ltd........................................    200    5,804
    Taisei Corp..........................................    200   11,123
    Taiyo Nippon Sanso Corp..............................    900   13,825
    Taiyo Yuden Co., Ltd.................................  2,000   59,816
    Takara Leben Co., Ltd................................  1,100    3,744
    Takara Standard Co., Ltd.............................  1,000   17,776
    Takasago International Corp..........................    200    6,845
    Takashimaya Co., Ltd.................................  4,000   33,500
    Takeuchi Manufacturing Co., Ltd......................    900   21,085
    Takuma Co., Ltd......................................  4,000   49,033
    Tamura Corp..........................................  4,000   26,532
    TDK Corp.............................................    600   64,282
    TechnoPro Holdings, Inc..............................    600   38,083
    Teijin, Ltd..........................................  4,300   80,312
    THK Co., Ltd.........................................    900   24,516
    TIS, Inc.............................................    900   43,222
    TOA ROAD Corp........................................    300   10,286
    Toagosei Co., Ltd....................................  2,400   28,122
    Tobishima Corp.......................................  5,000    9,100
    Tobu Railway Co., Ltd................................    600   17,687
    Toda Corp............................................  1,000    8,757
    Toei Co., Ltd........................................    100   10,490
    Toho Bank, Ltd. (The)................................  5,000   19,891
    Toho Gas Co., Ltd....................................    400   13,665
    Toho Zinc Co., Ltd...................................    300   11,108
    Tohoku Electric Power Co., Inc.......................  2,400   30,563
    TOKAI Holdings Corp..................................    700    6,926
    Tokai Rika Co., Ltd..................................    900   18,692
    Tokai Tokyo Financial Holdings, Inc..................  2,600   14,976
    Token Corp...........................................    270   20,818
    Tokio Marine Holdings, Inc...........................  1,900   90,394
    Tokuyama Corp........................................  1,600   50,613
    Tokyo Century Corp...................................  1,300   71,051
    Tokyo Dome Corp......................................  1,500   12,567
*   Tokyo Electric Power Co. Holdings, Inc...............  6,200   29,709
    Tokyo Electron, Ltd..................................    300   52,590
    Tokyo Gas Co., Ltd...................................  1,000   24,425

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Tokyo Kiraboshi Financial Group, Inc.................    259 $  5,966
    Tokyo Ohka Kogyo Co., Ltd............................    400   14,516
    Tokyo Seimitsu Co., Ltd..............................    700   23,762
    Tokyo Tatemono Co., Ltd..............................  2,700   36,353
    Tokyu Construction Co., Ltd..........................  2,100   21,202
    Tokyu Corp...........................................  1,000   17,217
    Tokyu Fudosan Holdings Corp..........................  3,900   26,510
    TOMONY Holdings, Inc.................................  3,900   17,543
    Tomy Co., Ltd........................................  1,400   11,617
    Topcon Corp..........................................  1,200   20,810
    Toppan Forms Co., Ltd................................  1,100   11,201
    Toppan Printing Co., Ltd.............................  3,000   23,083
    Topre Corp...........................................  1,400   36,845
    Topy Industries, Ltd.................................    700   19,209
    Toray Industries, Inc................................  6,000   46,499
    Toridoll Holdings Corp...............................    900   20,004
    Tosei Corp...........................................  1,100   10,829
    Toshiba Machine Co., Ltd.............................  5,000   24,506
    Toshiba TEC Corp.....................................  4,000   23,302
    Tosoh Corp...........................................  5,000   81,666
    TOTO, Ltd............................................    500   23,367
    Towa Bank, Ltd. (The)................................    700    7,497
    Toyo Ink SC Holdings Co., Ltd........................    800   21,906
    Toyo Seikan Group Holdings, Ltd......................  1,800   33,194
    Toyo Suisan Kaisha, Ltd..............................    600   21,717
    Toyo Tire & Rubber Co., Ltd..........................  2,000   31,622
    Toyobo Co., Ltd......................................  1,900   32,162
    Toyoda Gosei Co., Ltd................................  1,600   40,600
    Toyota Boshoku Corp..................................  1,100   20,456
    Toyota Industries Corp...............................    400   22,641
    Toyota Motor Corp., Sponsored ADR....................  3,466  456,957
    Toyota Motor Corp.................................... 10,906  716,863
    Toyota Tsusho Corp...................................  2,300   78,621
    TPR Co., Ltd.........................................    300    7,621
    Trancom Co., Ltd.....................................    300   22,049
    Trend Micro, Inc.....................................    500   29,543
    Trusco Nakayama Corp.................................    600   15,160
    TS Tech Co., Ltd.....................................    400   16,511
    TSI Holdings Co., Ltd................................  1,500   10,710
    Tsubakimoto Chain Co.................................  3,000   27,630
    Tsukuba Bank, Ltd....................................  2,900    7,372
    UACJ Corp............................................  1,211   26,248
    Ube Industries, Ltd..................................  2,900   78,062
    Ulvac, Inc...........................................  1,300   51,255
    Unicharm Corp........................................    800   24,363
    Unipres Corp.........................................  1,100   22,361
    United Arrows, Ltd...................................    500   19,454
    United Super Markets Holdings, Inc...................  1,000   11,498
    Unizo Holdings Co., Ltd..............................    500    9,268
    Ushio, Inc...........................................  1,700   22,149
    USS Co., Ltd.........................................    800   15,183
    Valor Holdings Co., Ltd..............................    500   10,731
    VT Holdings Co., Ltd.................................  3,900   19,851
    Wacoal Holdings Corp.................................  1,000   27,553
    Wakita & Co., Ltd....................................  1,000   12,035
    West Holdings Corp...................................  1,800   14,207
    West Japan Railway Co................................    500   34,955
    Xebio Holdings Co., Ltd..............................    700   10,435
#   Yahoo Japan Corp.....................................  5,300   20,164

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------ -----------
JAPAN -- (Continued)
#   Yamada Denki Co., Ltd................................  4,068 $    20,178
    Yamagata Bank, Ltd. (The)............................    800      18,100
    Yamaguchi Financial Group, Inc.......................  2,000      22,665
    Yamaha Motor Co., Ltd................................  1,300      34,320
    Yamanashi Chuo Bank, Ltd. (The)......................  4,000      15,184
    Yamato Kogyo Co., Ltd................................    900      28,067
    Yamazaki Baking Co., Ltd.............................  2,600      64,654
    Yamazen Corp.........................................    200       2,046
    Yaoko Co., Ltd.......................................    400      20,713
    Yaskawa Electric Corp................................  1,900      62,834
    Yellow Hat, Ltd......................................    100       2,893
    Yodogawa Steel Works, Ltd............................    300       7,894
    Yokogawa Bridge Holdings Corp........................    300       5,538
    Yokogawa Electric Corp...............................  1,600      28,457
    Yokohama Rubber Co., Ltd. (The)......................  2,500      53,549
    Yorozu Corp..........................................    700      11,157
#   Yoshinoya Holdings Co., Ltd..........................  1,300      21,996
    Zensho Holdings Co., Ltd.............................  1,300      28,973
    Zeon Corp............................................  4,000      45,318
                                                                 -----------
TOTAL JAPAN..............................................         23,259,038
                                                                 -----------
NETHERLANDS -- (2.7%)
    Aalberts Industries NV...............................  2,548     115,460
    ABN AMRO Group NV....................................  2,903      80,343
    Aegon NV............................................. 11,231      74,035
    Akzo Nobel NV........................................  1,913     176,686
#*  Altice Europe NV, Class A............................    860       2,866
*   Altice Europe NV, Class B............................    606       2,014
#   AMG Advanced Metallurgical Group NV..................  1,751     103,380
#   Amsterdam Commodities NV.............................    391       9,150
    APERAM SA............................................    850      40,060
#   Arcadis NV...........................................  1,769      32,301
#   ArcelorMittal........................................  4,052     129,067
#   ASM International NV.................................    560      32,238
    ASML Holding NV......................................    504     107,962
#   ASML Holding NV......................................    154      32,956
    ASR Nederland NV.....................................    853      38,160
    BE Semiconductor Industries NV.......................  1,870      40,429
    BinckBank NV.........................................  1,231       7,453
    Boskalis Westminster.................................  1,699      52,094
    Brunel International NV..............................    272       4,447
    Coca-Cola European Partners P.L.C....................  1,260      52,017
    Corbion NV...........................................  1,576      53,960
#*  Fugro NV.............................................  1,470      21,150
*   Gemalto NV...........................................    965      56,286
*   Heijmans NV..........................................    916      11,683
    Hunter Douglas NV....................................     69       5,304
    ING Groep NV......................................... 10,649     162,789
    KAS Bank NV..........................................     70         798
    Kendrion NV..........................................    337      14,604
    Koninklijke Ahold Delhaize NV, Sponsored ADR.........  5,225     132,741
    Koninklijke Ahold Delhaize NV........................  2,930      74,516
#   Koninklijke BAM Groep NV.............................  4,256      17,436
#   Koninklijke KPN NV................................... 25,735      74,406
    Koninklijke Vopak NV.................................  1,111      52,257
    Nederland Apparatenfabriek...........................    226      12,193
    NN Group NV..........................................  1,835      81,065
    PostNL NV............................................  9,783      38,618
    Randstad NV..........................................  1,091      69,047

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
NETHERLANDS -- (Continued)
    RELX NV, Sponsored ADR...............................  2,929 $   63,926
    RELX NV..............................................  3,695     80,361
    SBM Offshore NV......................................  3,144     48,715
    Signify NV...........................................  1,829     50,646
    Sligro Food Group NV.................................    627     25,956
    TKH Group NV.........................................    877     54,813
*   TomTom NV............................................  1,851     18,904
    Unilever NV..........................................  2,329    133,824
#   Unilever NV..........................................    907     52,326
    Wessanen.............................................  1,829     27,235
    Wolters Kluwer NV....................................  1,867    112,429
                                                                 ----------
TOTAL NETHERLANDS........................................         2,681,106
                                                                 ----------
NEW ZEALAND -- (0.4%)
*   a2 Milk Co., Ltd.....................................  8,890     63,494
    Air New Zealand, Ltd................................. 11,327     25,071
    Auckland International Airport, Ltd..................  2,405     10,950
    Chorus, Ltd.......................................... 10,565     31,050
    Contact Energy, Ltd..................................  7,971     31,426
    Fletcher Building, Ltd...............................  6,278     30,085
    Fletcher Building, Ltd...............................    913      4,396
    Freightways, Ltd.....................................  2,272     12,317
    Heartland Bank, Ltd.................................. 16,674     19,437
    Infratil, Ltd........................................  5,431     12,817
    Kathmandu Holdings, Ltd..............................  4,918     10,338
    Mainfreight, Ltd.....................................  1,051     19,839
    Meridian Energy, Ltd.................................    756      1,619
    New Zealand Refining Co., Ltd. (The).................  4,103      6,796
    NZME, Ltd............................................  1,604        908
#   Port of Tauranga, Ltd................................  1,808      6,141
    Restaurant Brands New Zealand, Ltd...................  2,277     11,877
    SKY Network Television, Ltd..........................  3,260      6,031
    Spark New Zealand, Ltd............................... 18,634     49,201
*   Synlait Milk, Ltd....................................    816      6,056
    Tilt Renewables, Ltd.................................  2,795      4,058
    Trade Me Group, Ltd..................................  5,306     17,561
    Trustpower, Ltd......................................    203        817
    Z Energy, Ltd........................................  2,047     10,025
                                                                 ----------
TOTAL NEW ZEALAND........................................           392,310
                                                                 ----------
NORWAY -- (1.0%)
    ABG Sundal Collier Holding ASA....................... 16,056     11,407
*   Akastor ASA..........................................  1,805      3,739
    Aker ASA, Class A....................................    302     23,591
    Aker BP ASA..........................................    799     28,549
*   Aker Solutions ASA...................................    784      5,362
    Atea ASA.............................................    726     10,377
    Austevoll Seafood ASA................................  2,794     40,693
#   Bakkafrost P/F.......................................    470     28,880
    Bonheur ASA..........................................    128      1,831
#*  BW LPG, Ltd..........................................  1,956      8,862
#*  BW Offshore, Ltd.....................................  2,050     11,143
    DNB ASA..............................................  2,615     52,658
*   DNO ASA.............................................. 14,742     31,226
    Ekornes ASA..........................................    300      5,067
    Equinor ASA..........................................  4,147    110,029
#   Equinor ASA, Sponsored ADR...........................  3,231     85,492
#   Frontline, Ltd.......................................    727      3,703

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
NORWAY -- (Continued)
    Gjensidige Forsikring ASA............................     752 $   12,070
    Grieg Seafood ASA....................................   1,850     21,967
*   Kongsberg Automotive ASA.............................  28,148     32,777
*   Kvaerner ASA.........................................   6,566     11,805
    Leroy Seafood Group ASA..............................   4,490     35,311
    Marine Harvest ASA...................................   2,483     54,294
    Norsk Hydro ASA......................................   2,206     12,583
    Ocean Yield ASA......................................   1,311     10,753
    Olav Thon Eiendomsselskap ASA........................     565     10,713
    Orkla ASA............................................     943      7,979
*   Otello Corp. ASA.....................................   2,677      6,371
#*  Petroleum Geo-Services ASA...........................   6,042     29,447
*   Prosafe SE...........................................     108        248
#*  Protector Forsikring ASA.............................   1,652     12,446
#*  REC Silicon ASA......................................  23,233      2,328
    Salmar ASA...........................................     616     31,431
    Scatec Solar ASA.....................................   3,631     27,977
*   Sevan Marine ASA.....................................     744      1,490
    SpareBank 1 SR-Bank ASA..............................   1,340     14,884
    Stolt-Nielsen, Ltd...................................     218      3,734
    Storebrand ASA.......................................   4,843     41,252
    Subsea 7 SA..........................................   1,455     21,070
    Telenor ASA..........................................     923     18,056
    TGS NOPEC Geophysical Co. ASA........................   1,477     56,313
    Tomra Systems ASA....................................   2,200     45,433
#   Veidekke ASA.........................................   1,440     14,132
    Yara International ASA...............................     846     37,302
                                                                  ----------
TOTAL NORWAY.............................................          1,036,775
                                                                  ----------
PORTUGAL -- (0.3%)
    Altri SGPS SA........................................   4,909     50,155
*   Banco Comercial Portugues SA......................... 168,593     52,799
#   CTT-Correios de Portugal SA..........................   1,806      6,344
    EDP - Energias de Portugal SA........................   2,923     11,925
    EDP Renovaveis SA....................................   1,326     13,696
    Galp Energia SGPS SA.................................   4,613     94,742
    Jeronimo Martins SGPS SA.............................   2,262     33,611
    Mota-Engil SGPS SA...................................   2,738      9,152
    NOS SGPS SA..........................................   4,925     28,688
#   REN - Redes Energeticas Nacionais SGPS SA............   4,479     13,115
    Semapa-Sociedade de Investimento e Gestao............     519     12,178
    Sonae SGPS SA........................................  13,955     15,848
                                                                  ----------
TOTAL PORTUGAL...........................................            342,253
                                                                  ----------
SINGAPORE -- (1.0%)
    Accordia Golf Trust..................................  12,600      5,508
    Ascendas India Trust.................................  28,000     22,220
    Boustead Projects, Ltd...............................   4,800      3,194
    Boustead Singapore, Ltd..............................  16,000      9,694
    CapitaLand, Ltd......................................  14,000     33,258
    City Developments, Ltd...............................   2,200     16,216
    ComfortDelGro Corp., Ltd.............................  20,000     34,571
    DBS Group Holdings, Ltd..............................   1,000     19,675
    Delfi, Ltd...........................................   3,000      2,536
*   Ezion Holdings, Ltd..................................  31,824      1,903
#*  Ezra Holdings, Ltd................................... 104,356        792
    First Resources, Ltd.................................  12,000     14,207
    Golden Agri-Resources, Ltd........................... 150,100     30,920

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
SINGAPORE -- (Continued)
    GuocoLand, Ltd.......................................  6,400 $    9,562
    Hong Leong Finance, Ltd.............................. 10,800     21,239
    Hongkong Land Holdings, Ltd..........................  3,100     22,574
    Hutchison Port Holdings Trust........................ 90,600     23,141
*   Hyflux, Ltd.......................................... 14,000      1,400
    Indofood Agri Resources, Ltd.........................  6,000        971
    Jardine Cycle & Carriage, Ltd........................    400      9,903
    Keppel Corp., Ltd....................................  5,700     28,813
    Keppel Infrastructure Trust.......................... 18,263      6,981
    M1, Ltd..............................................  7,000      8,433
    Metro Holdings, Ltd.................................. 13,100     11,264
*   Midas Holdings, Ltd.................................. 30,000      3,173
    Olam International, Ltd..............................  8,400     13,776
    OUE, Ltd.............................................  5,000      5,846
    Oversea-Chinese Banking Corp., Ltd................... 12,027    102,460
*   Raffles Education Corp., Ltd.........................  7,965        932
    SATS, Ltd............................................  6,278     23,970
    Sembcorp Industries, Ltd............................. 15,400     30,347
*   SIIC Environment Holdings, Ltd....................... 33,700      9,285
    Sinarmas Land, Ltd................................... 33,000      8,371
    Singapore Airlines, Ltd..............................  6,700     48,617
    Singapore Exchange, Ltd..............................  6,000     32,843
    Singapore Post, Ltd.................................. 14,000     13,799
    Singapore Technologies Engineering, Ltd..............  9,000     22,644
    Singapore Telecommunications, Ltd.................... 22,000     51,920
    Stamford Land Corp., Ltd.............................  9,000      3,174
    StarHub, Ltd.........................................  4,400      5,567
*   Swiber Holdings, Ltd.................................  2,249         34
    United Engineers, Ltd................................ 12,000     23,628
    United Industrial Corp., Ltd.........................  4,900     11,332
    United Overseas Bank, Ltd............................  6,529    129,832
    UOL Group, Ltd.......................................  4,389     23,174
    Venture Corp., Ltd...................................  4,700     57,794
    Wheelock Properties Singapore, Ltd...................  8,800     14,185
    Wilmar International, Ltd............................  8,800     20,267
    Wing Tai Holdings, Ltd............................... 10,000     15,224
    Yeo Hiap Seng, Ltd...................................  1,767      1,337
                                                                 ----------
TOTAL SINGAPORE..........................................         1,012,506
                                                                 ----------
SOUTH AFRICA -- (0.1%)
*   Old Mutual, Ltd...................................... 35,918     82,184
                                                                 ----------
SPAIN -- (2.6%)
    Acciona SA...........................................    648     55,644
    Acerinox SA..........................................  3,789     54,765
    ACS Actividades de Construccion y Servicios SA.......  1,402     61,434
    Aena SME SA..........................................     20      3,632
    Amadeus IT Group SA..................................  1,683    143,570
    Applus Services SA...................................  2,420     35,038
    Atresmedia Corp. de Medios de Comunicacion SA........  1,085      8,497
    Banco Bilbao Vizcaya Argentaria SA...................  9,018     66,063
    Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR.... 16,378    119,558
    Banco de Sabadell SA................................. 54,691     91,048
    Banco Santander SA................................... 37,244    209,240
#   Banco Santander SA, Sponsored ADR.................... 11,210     62,666
    Bankia SA............................................  6,601     25,949
    Bankinter SA.........................................  3,572     34,453
    Bolsas y Mercados Espanoles SHMSF SA.................  1,498     48,198
    CaixaBank SA......................................... 12,876     59,243

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
SPAIN -- (Continued)
    Cellnex Telecom SA...................................  1,796 $   47,728
    CIE Automotive SA....................................    590     18,135
    Construcciones y Auxiliar de Ferrocarriles SA........    520     23,032
    Distribuidora Internacional de Alimentacion SA.......  8,452     18,889
*   Duro Felguera SA.....................................  2,644         98
    Duro Felguera, SA.................................... 85,489      3,199
    Elecnor SA...........................................    157      2,257
    Enagas SA............................................  4,233    118,340
    Ence Energia y Celulosa SA...........................  3,405     32,118
    Endesa SA............................................  1,354     31,311
    Euskaltel SA.........................................    434      4,046
*   Global Dominion Access SA............................    388      2,023
    Grupo Catalana Occidente SA..........................    251     10,717
    Iberdrola S.A........................................ 33,482    260,322
    Iberdrola SA.........................................    956      7,434
*   Indra Sistemas SA....................................  2,805     34,031
    Industria de Diseno Textil SA........................  1,738     56,955
*   Liberbank SA......................................... 20,559     12,083
    Mapfre SA............................................ 19,733     61,929
    Mediaset Espana Comunicacion SA......................  4,163     32,751
    Melia Hotels International SA........................    953     12,532
    Miquel y Costas & Miquel SA..........................    303     11,233
    Naturgy Energy Group SA..............................  3,433     92,996
    Obrascon Huarte Lain SA..............................  2,259      7,953
    Papeles y Cartones de Europa SA......................  1,668     32,547
*   Promotora de Informaciones SA, Class A...............  6,054     12,881
    Prosegur Cia de Seguridad SA.........................  4,708     31,319
    Red Electrica Corp. SA...............................  2,668     56,549
    Repsol SA, Sponsored ADR.............................  2,078     41,209
    Repsol SA............................................  5,286    104,856
    Sacyr S.A............................................  7,781     24,790
    Sacyr SA.............................................    162        518
    Tecnicas Reunidas SA.................................    630     21,268
#   Telefonica SA, Sponsored ADR......................... 12,139    109,737
    Telefonica SA........................................  6,588     59,197
    Vidrala SA...........................................    390     37,307
    Viscofan SA..........................................    735     50,697
    Zardoya Otis SA......................................  3,054     29,184
                                                                 ----------
TOTAL SPAIN..............................................         2,593,169
                                                                 ----------
SWEDEN -- (2.7%)
    AAK AB...............................................  4,110     66,675
    AF AB, Class B.......................................  1,570     39,079
    Alfa Laval AB........................................  2,007     55,171
    Alimak Group AB......................................    583      9,687
    Assa Abloy AB, Class B...............................  2,063     40,725
    Atlas Copco AB.......................................  1,384     39,633
    Atlas Copco AB.......................................    777     20,363
#   Avanza Bank Holding AB...............................    446     20,541
    Axfood AB............................................  1,400     28,344
    Beijer Alma AB.......................................    762     10,783
    Bergman & Beving AB..................................  1,096     11,732
    Bilia AB, Class A....................................  3,116     26,612
#   BillerudKorsnas AB...................................  4,342     51,730
    Boliden AB...........................................  4,049    120,530
    Bonava AB, Class B...................................  1,600     20,953
    Bure Equity AB.......................................    991     11,718
#   Byggmax Group AB.....................................  1,675      7,980
#   Clas Ohlson AB, Class B..............................    566      4,975

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ -------
SWEDEN -- (Continued)
    Cloetta AB, Class B.................................. 2,007  $ 6,379
    Com Hem Holding AB................................... 4,412   78,827
    Concentric AB........................................ 1,052   18,169
    Dios Fastigheter AB..................................   310    1,978
    Dometic Group AB..................................... 2,214   21,480
    Duni AB..............................................   892   11,471
    Dustin Group AB...................................... 1,281   13,199
    Electrolux AB, Series B.............................. 1,570   36,826
*   Epiroc AB............................................ 1,384   16,571
*   Epiroc AB............................................   777    8,234
    Essity AB, Class B................................... 1,454   36,371
    Fabege AB............................................ 1,286   18,214
*   Fastighets AB Balder.................................   476   13,836
#*  Fingerprint Cards AB, Class B........................   985      887
    Granges AB...........................................   741    9,276
    Hemfosa Fastigheter AB............................... 2,030   27,880
#   Hennes & Mauritz AB, Class B......................... 1,312   20,427
    Hexagon AB, Class B..................................   547   33,339
    Hexpol AB............................................ 4,840   52,062
    HIQ International AB................................. 1,637    9,985
    Holmen AB, Class B................................... 1,070   23,817
    Husqvarna AB, Class B................................ 2,318   18,313
#   ICA Gruppen AB.......................................   746   24,733
    Indutrade AB......................................... 2,102   55,244
#   Intrum AB............................................   841   22,627
    Inwido AB............................................   856    6,320
    JM AB................................................ 1,200   22,095
    KappAhl AB........................................... 3,182   13,755
    KNOW IT AB...........................................   721   14,240
    Kungsleden AB........................................ 1,484   11,970
    Lindab International AB.............................. 1,863   12,691
    Loomis AB, Class B................................... 1,629   51,119
    Lundin Petroleum AB.................................. 1,699   56,019
#   Mekonomen AB.........................................   827   14,806
    Millicom International Cellular SA...................   674   43,176
    Modern Times Group MTG AB, Class B...................   763   28,021
*   Momentum Group AB, Class B...........................   600    8,016
    NetEnt AB............................................ 1,506    6,438
    New Wave Group AB, Class B........................... 1,962   11,869
    Nibe Industrier AB, Class B.......................... 2,924   32,863
    Nobia AB............................................. 4,200   31,567
    Nobina AB............................................ 1,910   13,234
    Nordea Bank AB....................................... 7,690   81,728
    Oriflame Holding AG..................................   539   17,927
    Pandox AB............................................   625   11,748
    Peab AB.............................................. 4,058   32,703
    Proact IT Group AB...................................   475    9,327
    Ratos AB, Class B.................................... 5,280   19,657
    Saab AB, Class B.....................................   657   30,295
    Sandvik AB........................................... 2,872   52,516
*   SAS AB............................................... 1,855    3,638
    Scandi Standard AB................................... 1,287    8,284
    Securitas AB, Class B................................ 3,673   66,085
    Skandinaviska Enskilda Banken AB, Class A............ 4,651   49,720
#   Skanska AB, Class B..................................   951   17,889
    SKF AB, Class A......................................   582   11,938
    SKF AB, Class B...................................... 2,766   56,787
    SkiStar AB...........................................   883   20,642
    SSAB AB, Class A..................................... 2,385   11,765

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
SWEDEN -- (Continued)
    SSAB AB, Class B.....................................  3,408 $   13,488
    SSAB AB, Class B.....................................  3,972     15,764
    Svenska Cellulosa AB SCA, Class B....................  2,928     30,296
    Svenska Handelsbanken AB, Class A....................  5,267     65,061
    Sweco AB, Class B....................................    833     22,399
    Swedbank AB, Class A.................................  3,726     88,110
    Systemair AB.........................................    603      6,483
    Tele2 AB, Class B....................................  4,251     57,041
    Telefonaktiebolaget LM Ericsson, Class B.............  6,876     53,978
    Telia Co. AB......................................... 25,204    121,236
    Thule Group AB.......................................    798     18,649
    Trelleborg AB, Class B...............................  1,617     33,670
    Volvo AB, Class A....................................  1,258     22,128
    Volvo AB, Class B....................................  8,211    144,095
    Wihlborgs Fastigheter AB.............................    988     11,752
                                                                 ----------
TOTAL SWEDEN.............................................         2,752,374
                                                                 ----------
SWITZERLAND -- (4.9%)
    ABB, Ltd., Sponsored ADR.............................  4,791    110,289
    ABB, Ltd.............................................  2,205     50,617
    Adecco Group AG......................................  1,762    108,323
*   Allreal Holding AG...................................    284     44,186
    ALSO Holding AG......................................     82      8,962
    APG SGA SA...........................................     44     15,639
#*  Arbonia AG...........................................  1,332     22,577
#*  Aryzta AG............................................  1,396     19,698
    Ascom Holding AG.....................................  1,349     24,517
    Autoneum Holding AG..................................    124     28,344
    Baloise Holding AG...................................    494     77,034
    Bank Cler AG.........................................     87      4,588
    Banque Cantonale Vaudoise............................     49     36,634
    Barry Callebaut AG...................................     34     57,925
    Belimo Holding AG....................................      7     29,448
    Bell Food Group AG...................................     28      8,190
    Berner Kantonalbank AG...............................    107     21,934
    BKW AG...............................................     88      5,940
    Bobst Group SA.......................................    277     25,652
    Bossard Holding AG, Class A..........................     88     17,651
    Bucher Industries AG.................................    173     56,053
    Burckhardt Compression Holding AG....................     52     18,909
#   Burkhalter Holding AG................................    152     13,426
    Cembra Money Bank AG.................................    458     42,005
    Cie Financiere Richemont SA..........................    580     50,796
    Clariant AG..........................................  4,658    111,379
    Conzzeta AG..........................................      9      9,831
    Credit Suisse Group AG...............................  6,936    111,548
    Daetwyler Holding AG.................................    119     21,996
    DKSH Holding AG......................................    628     45,910
    dormakaba Holding AG.................................     37     23,708
#   Dufry AG.............................................    469     62,057
    EFG International AG.................................  1,159      8,634
    Emmi AG..............................................     98     80,379
    Energiedienst Holding AG.............................    604     18,366
    Flughafen Zurich AG..................................    408     85,372
    GAM Holding AG.......................................  2,686     27,157
    Geberit AG...........................................    140     62,338
    Georg Fischer AG.....................................    106    136,766
    Givaudan SA..........................................     34     79,584
#   Gurit Holding AG.....................................     16     13,953

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
SWITZERLAND -- (Continued)
    Helvetia Holding AG..................................    133 $   78,606
    Hiag Immobilien Holding AG...........................    109     13,629
#   HOCHDORF Holding AG..................................     20      4,155
#   Huber & Suhner AG....................................    335     20,274
    Implenia AG..........................................    444     35,101
    Inficon Holding AG...................................     39     18,249
    Interroll Holding AG.................................     14     25,019
    Intershop Holding AG.................................      2      1,020
    Julius Baer Group, Ltd...............................  1,670     91,616
    Jungfraubahn Holding AG..............................     81     12,052
    Kardex AG............................................    238     36,552
    Komax Holding AG.....................................     24      6,721
    Kuehne + Nagel International AG......................    283     45,167
    LafargeHolcim, Ltd...................................  1,397     71,239
    LEM Holding SA.......................................      9     12,273
    Liechtensteinische Landesbank AG.....................     96      5,732
    Logitech International SA............................  2,432    106,958
    Luzerner Kantonalbank AG.............................     41     21,274
    Mobimo Holding AG....................................    147     36,476
    Nestle SA............................................  9,241    753,080
    OC Oerlikon Corp. AG.................................  3,349     52,035
#   Orell Fuessli Holding AG.............................     31      3,446
    Orior AG.............................................    137     11,818
#   Panalpina Welttransport Holding AG...................    238     33,979
    Partners Group Holding AG............................    160    121,419
    PSP Swiss Property AG................................    323     30,408
#   Rieter Holding AG....................................     89     13,563
    Schindler Holding AG.................................    128     28,956
*   Schmolz + Bickenbach AG..............................  7,007      5,761
    Schweiter Technologies AG............................     17     18,515
    SFS Group AG.........................................    308     36,453
    SGS SA...............................................     15     39,100
    Sika AG..............................................    900    127,789
    St Galler Kantonalbank AG............................     45     23,134
    Sulzer AG............................................    184     22,569
    Sunrise Communications Group AG......................    648     57,113
    Swatch Group AG (The)................................     89     39,836
    Swatch Group AG (The)................................    471     38,762
    Swiss Life Holding AG................................    219     78,529
    Swiss Prime Site AG..................................    701     64,241
    Swiss Re AG..........................................    857     78,573
    Swisscom AG..........................................    165     77,467
    Swissquote Group Holding SA..........................    293     19,255
    Tamedia AG...........................................     78     11,696
    Temenos AG...........................................    848    136,487
#   u-blox Holding AG....................................    187     34,705
*   UBS Group AG......................................... 10,758    176,646
    Valiant Holding AG...................................    314     33,517
    Valora Holding AG....................................     99     30,436
    Vaudoise Assurances Holding SA.......................     16      8,235
    Vetropack Holding AG.................................      1      2,047
    Vontobel Holding AG..................................    667     46,242
    VP Bank AG...........................................     83     16,185
    Zehnder Group AG.....................................    304     13,225
    Zug Estates Holding AG...............................      2      3,453
    Zuger Kantonalbank AG................................      2     11,744
    Zurich Insurance Group AG............................    585    179,390
                                                                 ----------
TOTAL SWITZERLAND........................................         4,920,237
                                                                 ----------

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
UNITED KINGDOM -- (15.2%)
    3i Group P.L.C.......................................  6,582 $ 81,747
    A.G. Barr P.L.C......................................  1,445   12,829
*   Acacia Mining P.L.C..................................  3,666    5,893
    Admiral Group P.L.C..................................  1,927   50,092
    Aggreko P.L.C........................................  5,691   55,460
    Anglo American P.L.C................................. 13,066  295,760
    Anglo Pacific Group P.L.C............................  3,296    5,769
    Antofagasta P.L.C....................................  3,458   45,414
    Ashmore Group P.L.C.................................. 10,342   49,457
    Ashtead Group P.L.C..................................  6,926  212,624
    Associated British Foods P.L.C.......................  1,421   45,749
    Auto Trader Group P.L.C..............................  8,681   48,421
    AVEVA Group P.L.C....................................    701   24,185
    Aviva P.L.C.......................................... 24,021  157,428
    B&M European Value Retail SA......................... 12,292   66,511
    Babcock International Group P.L.C....................  8,695   81,504
    BAE Systems P.L.C.................................... 15,206  130,168
    Balfour Beatty P.L.C.................................  1,823    7,020
    Bank of Georgia Group P.L.C..........................    560   13,422
#   Barclays P.L.C., Sponsored ADR....................... 10,900  112,706
    Barclays P.L.C.......................................  7,241   18,420
    Barratt Developments P.L.C........................... 10,836   75,894
    BBA Aviation P.L.C................................... 15,420   70,802
    Beazley P.L.C........................................  5,103   37,563
    Bellway P.L.C........................................  2,547   97,366
    Berkeley Group Holdings P.L.C. (The).................  2,385  116,737
    BHP Billiton P.L.C...................................  3,981   91,618
    BHP Billiton P.L.C., ADR.............................  7,196  332,887
    Bodycote P.L.C.......................................  4,401   57,802
    Bovis Homes Group P.L.C..............................  2,356   35,616
    BP P.L.C., Sponsored ADR............................. 14,566  656,774
    BP P.L.C.............................................  1,706   12,821
    Brewin Dolphin Holdings P.L.C........................  8,248   37,905
    Britvic P.L.C........................................  5,064   53,374
    BT Group P.L.C., Sponsored ADR.......................  4,610   70,810
    BT Group P.L.C.......................................  6,102   18,667
    Bunzl P.L.C..........................................  1,565   46,503
    Burberry Group P.L.C.................................  3,063   84,606
*   Cairn Energy P.L.C................................... 11,038   35,378
    Capita P.L.C.........................................  9,867   20,937
    Capital & Counties Properties P.L.C..................  5,603   20,242
    Card Factory P.L.C...................................  1,725    4,770
*   Carillion P.L.C...................................... 11,571    1,725
    Centamin P.L.C....................................... 14,671   22,872
    Centrica P.L.C....................................... 42,830   83,687
    Chesnara P.L.C.......................................  4,020   21,169
    Cineworld Group P.L.C................................  9,801   34,807
    Clarkson P.L.C.......................................    149    4,974
    Close Brothers Group P.L.C...........................  2,370   49,326
    CLS Holdings P.L.C...................................  3,401    9,879
    * Cobham P.L.C....................................... 41,724   68,407
    Coca-Cola HBC AG.....................................  1,377   49,423
    Compass Group P.L.C..................................  3,990   85,822
    Computacenter P.L.C..................................  2,315   47,591
    Connect Group P.L.C..................................  3,718    1,374
    Cranswick P.L.C......................................    855   36,773
    Crest Nicholson Holdings P.L.C.......................  2,618   13,056
    Croda International P.L.C............................  1,349   90,996
    CYBG P.L.C...........................................  4,907   22,228

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
UNITED KINGDOM -- (Continued)
    Daejan Holdings P.L.C................................     48 $  3,841
    Dairy Crest Group P.L.C..............................  3,431   21,823
    DCC P.L.C............................................  1,074   99,363
    De La Rue P.L.C......................................  2,442   16,217
    Debenhams P.L.C...................................... 22,081    3,483
    Devro P.L.C..........................................  5,357   13,834
    Dignity P.L.C........................................    639    8,474
    Diploma P.L.C........................................  2,852   49,279
    Direct Line Insurance Group P.L.C.................... 12,278   55,397
    Dixons Carphone P.L.C................................ 12,279   28,470
    Domino's Pizza Group P.L.C...........................  5,847   24,196
    Drax Group P.L.C.....................................  8,993   42,965
    DS Smith P.L.C....................................... 22,807  150,685
    Dunelm Group P.L.C...................................    996    6,850
    easyJet P.L.C........................................  1,801   38,249
*   EI Group P.L.C.......................................  8,728   17,500
    Electrocomponents P.L.C..............................  6,138   57,739
*   EnQuest P.L.C........................................ 32,214   15,257
    Essentra P.L.C.......................................  2,955   18,643
    esure Group P.L.C....................................  3,044    8,138
    Euromoney Institutional Investor P.L.C...............    183    3,256
    Evraz P.L.C.......................................... 10,158   74,105
    Experian P.L.C.......................................  4,958  121,730
    Ferguson P.L.C.......................................  1,249   98,475
    Ferguson P.L.C., ADR.................................  2,541   20,076
    Ferrexpo P.L.C.......................................  4,390   11,207
    Fidessa Group P.L.C..................................    721   36,480
*   Findel P.L.C.........................................    841    3,325
*   Firstgroup P.L.C..................................... 31,411   36,298
    Fresnillo P.L.C......................................    915   12,462
    G4S P.L.C............................................ 29,487  106,725
    Galliford Try P.L.C..................................  2,575   31,444
*   Gem Diamonds, Ltd....................................  2,700    4,164
*   Georgia Capital P.L.C................................    560    7,265
    Glencore P.L.C....................................... 29,797  130,672
    Go-Ahead Group P.L.C. (The)..........................  1,172   23,720
    Grafton Group P.L.C..................................  2,940   29,500
    Grainger P.L.C.......................................  3,196   12,837
    Greene King P.L.C....................................  6,319   42,661
    Greggs P.L.C.........................................  3,028   41,882
    Halfords Group P.L.C.................................  7,465   31,990
    Hargreaves Lansdown P.L.C............................  1,126   30,674
    Hays P.L.C........................................... 32,910   85,759
    Helical P.L.C........................................  3,459   14,493
    Hill & Smith Holdings P.L.C..........................  3,928   77,498
    Hilton Food Group P.L.C..............................  1,352   16,965
    Hiscox, Ltd..........................................  1,034   21,698
    HomeServe P.L.C......................................  6,343   84,176
    Howden Joinery Group P.L.C........................... 13,731   85,962
    HSBC Holdings P.L.C.................................. 20,768  198,881
#   HSBC Holdings P.L.C., Sponsored ADR..................  6,679  323,397
*   Hunting P.L.C........................................  2,655   27,204
    Ibstock P.L.C........................................  5,907   19,032
    IG Group Holdings P.L.C..............................  9,898  119,482
    IMI P.L.C............................................  5,829   94,837
    Inchcape P.L.C.......................................  9,922   91,791
    Informa P.L.C........................................  1,469   15,216
    Inmarsat P.L.C.......................................  7,436   55,561
#   InterContinental Hotels Group P.L.C., ADR............    698   43,416

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------- --------
UNITED KINGDOM -- (Continued)
    Intermediate Capital Group P.L.C.....................   1,744 $ 24,268
    International Consolidated Airlines Group SA.........   5,670   52,769
    International Personal Finance P.L.C.................   3,288   10,347
    Intertek Group P.L.C.................................   1,363  105,145
    Investec P.L.C.......................................   6,007   43,484
*   IP Group P.L.C.......................................   6,478   10,543
    ITE Group P.L.C......................................   2,142    2,331
    ITV P.L.C............................................  22,994   49,696
    IWG P.L.C............................................  13,221   52,648
    J D Wetherspoon P.L.C................................   1,890   30,231
    J Sainsbury P.L.C....................................  10,953   46,969
    James Fisher & Sons P.L.C............................   1,237   29,247
    Jardine Lloyd Thompson Group P.L.C...................   1,972   36,468
    JD Sports Fashion P.L.C..............................   9,780   60,019
    John Laing Group P.L.C...............................   2,310    8,832
    John Menzies P.L.C...................................     365    3,103
    John Wood Group P.L.C................................   8,253   70,411
    Johnson Matthey P.L.C................................   1,917   94,447
    Jupiter Fund Management P.L.C........................   8,640   49,644
    Just Group P.L.C.....................................   6,408    9,111
*   KAZ Minerals P.L.C...................................   3,030   33,558
    KCOM Group P.L.C.....................................   8,494   10,426
    Keller Group P.L.C...................................   1,520   21,473
    Kingfisher P.L.C.....................................  12,801   49,768
*   Lamprell P.L.C.......................................   3,344    3,986
    Lancashire Holdings, Ltd.............................   2,958   22,225
    Legal & General Group P.L.C..........................  33,413  114,985
*   Liberty Global P.L.C., Class A.......................     574   16,203
*   Liberty Global P.L.C.................................   1,591   43,173
    Lloyds Banking Group P.L.C........................... 198,113  162,389
    London Stock Exchange Group P.L.C....................   2,289  131,943
    Lookers P.L.C........................................   4,741    6,556
    Low & Bonar P.L.C....................................   7,100    4,550
    LSL Property Services P.L.C..........................   2,985   10,226
    Man Group P.L.C......................................  29,518   67,176
    Marks & Spencer Group P.L.C..........................  21,854   88,326
    Marshalls P.L.C......................................   2,962   16,826
    McBride P.L.C........................................   5,164    9,574
    Mears Group P.L.C....................................   3,694   15,769
    Meggitt P.L.C........................................  13,928  104,151
    Melrose Industries P.L.C.............................  49,536  140,170
    Merlin Entertainments P.L.C..........................  10,177   52,609
    Micro Focus International P.L.C......................   1,863   30,399
    Millennium & Copthorne Hotels P.L.C..................   1,536   10,463
    Mitchells & Butlers P.L.C............................   4,465   14,792
    Mitie Group P.L.C....................................  12,872   25,971
    Mondi P.L.C..........................................   2,468   67,859
    Moneysupermarket.com Group P.L.C.....................   4,756   19,602
    Morgan Advanced Materials P.L.C......................   9,000   42,091
    Morgan Sindall Group P.L.C...........................     286    5,288
    N Brown Group P.L.C..................................   2,652    5,060
    National Express Group P.L.C.........................  13,863   73,422
    National Grid P.L.C., Sponsored ADR..................     540   29,185
    NEX Group P.L.C......................................   6,380   84,533
    Next P.L.C...........................................     517   40,251
    Northgate P.L.C......................................   3,835   21,980
*   Ocado Group P.L.C....................................   4,416   63,983
    OneSavings Bank P.L.C................................   2,415   13,786
*   Ophir Energy P.L.C...................................  10,657    6,063

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
UNITED KINGDOM -- (Continued)
    Pagegroup P.L.C......................................  4,900 $ 38,481
    Paragon Banking Group P.L.C..........................  5,340   34,860
    PayPoint P.L.C.......................................    593    7,259
    Pearson P.L.C........................................  3,198   38,734
    Pendragon P.L.C...................................... 30,527    9,369
    Pennon Group P.L.C...................................  6,078   59,977
    Persimmon P.L.C......................................  4,185  136,115
*   Petra Diamonds, Ltd..................................  6,669    4,033
    Petrofac, Ltd........................................  3,167   25,466
*   Petropavlovsk P.L.C..................................  3,187      286
    Pets at Home Group P.L.C.............................  4,424    6,746
    Phoenix Group Holdings...............................  9,888   89,293
    Photo-Me International P.L.C.........................  3,031    4,428
    Polypipe Group P.L.C.................................  2,040   10,058
*   Premier Foods P.L.C.................................. 16,950    9,166
*   Premier Oil P.L.C.................................... 13,691   23,031
*   Provident Financial P.L.C............................  1,265   11,115
    Prudential P.L.C., ADR...............................  1,067   50,490
    Prudential P.L.C.....................................  1,772   41,808
    PZ Cussons P.L.C.....................................  2,944    8,985
    QinetiQ Group P.L.C.................................. 15,195   54,008
*   Quilter P.L.C........................................ 11,973   24,310
    Reach P.L.C..........................................  7,656    7,151
    Redrow P.L.C.........................................  6,636   46,783
    RELX P.L.C., Sponsored ADR...........................  2,800   61,460
    RELX P.L.C...........................................  1,825   39,762
    Renishaw P.L.C.......................................    508   36,480
    Rentokil Initial P.L.C............................... 18,513   82,308
    Ricardo P.L.C........................................     61      647
    Rightmove P.L.C......................................  1,645  105,093
    Rio Tinto P.L.C......................................    948   52,046
#   Rio Tinto P.L.C., Sponsored ADR......................  8,120  450,660
    Rolls-Royce Holdings P.L.C........................... 14,667  190,693
    Rotork P.L.C......................................... 15,220   71,797
#*  Royal Bank of Scotland Group P.L.C., Sponsored ADR...  3,100   21,018
    Royal Dutch Shell P.L.C., Class A....................  8,812  301,966
    Royal Dutch Shell P.L.C., Sponsored ADR..............  4,766  325,851
#   Royal Dutch Shell P.L.C., Sponsored ADR..............  1,164   82,691
    Royal Dutch Shell P.L.C., Class B....................  5,560  194,753
    Royal Mail P.L.C.....................................  9,754   60,012
    RPC Group P.L.C......................................  7,827   83,671
    RSA Insurance Group P.L.C............................  4,624   39,104
    Saga P.L.C...........................................  7,810   12,736
    Sage Group P.L.C. (The)..............................  5,704   46,516
    Savills P.L.C........................................  3,502   40,703
    Schroders P.L.C......................................    817   33,359
    Schroders P.L.C......................................    320    9,973
    SDL P.L.C............................................    155    1,035
    Senior P.L.C.........................................  9,084   37,804
    Severn Trent P.L.C...................................  1,351   34,289
    SIG P.L.C............................................ 12,895   20,542
    Sky P.L.C............................................  2,707   54,084
    Soco International P.L.C.............................  5,498    6,909
    Spectris P.L.C.......................................  3,001   91,153
    Speedy Hire P.L.C.................................... 20,261   15,974
    Spirax-Sarco Engineering P.L.C.......................  1,231  112,123
    Spirent Communications P.L.C.........................  5,973    8,872
*   Sports Direct International P.L.C....................  1,936   10,500
    SSE P.L.C............................................  6,910  113,230

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------ -----------
UNITED KINGDOM -- (Continued)
    SSP Group P.L.C......................................  5,031 $    45,022
    St James's Place P.L.C...............................  5,100      80,694
    St. Ives P.L.C.......................................    388         519
    St. Modwen Properties P.L.C..........................  7,361      39,109
    Stagecoach Group P.L.C...............................  7,817      16,360
    Standard Chartered P.L.C.............................  8,996      81,120
    Standard Life Aberdeen P.L.C.........................  9,774      40,036
    Superdry P.L.C.......................................    668      10,906
    Synthomer P.L.C......................................  9,204      63,880
    TalkTalk Telecom Group P.L.C......................... 10,144      15,272
    Tate & Lyle P.L.C.................................... 10,169      83,172
    Taylor Wimpey P.L.C.................................. 62,476     143,374
    Telecom Plus P.L.C...................................  1,128      15,279
    Tesco P.L.C.......................................... 75,212     256,850
    Thomas Cook Group P.L.C.............................. 25,906      32,547
    Topps Tiles P.L.C....................................  4,341       3,435
    TP ICAP P.L.C........................................  8,222      30,188
    Travis Perkins P.L.C.................................  5,188      81,414
    TUI AG...............................................  2,519      53,898
    TUI AG...............................................  2,234      47,783
*   Tullow Oil P.L.C..................................... 10,215      30,365
    U & I Group P.L.C....................................  4,546      13,225
    Ultra Electronics Holdings P.L.C.....................  1,481      32,091
    Unilever P.L.C., Sponsored ADR.......................  4,082     232,715
    United Utilities Group P.L.C.........................  2,092      19,742
    Vesuvius P.L.C.......................................  5,161      42,896
    Virgin Money Holdings UK P.L.C.......................  5,875      30,559
    Vodafone Group P.L.C................................. 42,875     104,743
    Vodafone Group P.L.C., Sponsored ADR.................  9,842     241,630
    WH Smith P.L.C.......................................  2,310      58,323
    Whitbread P.L.C......................................  1,256      64,521
    Wm Morrison Supermarkets P.L.C....................... 29,172     100,027
#   WPP P.L.C., Sponsored ADR............................    717      56,175
    WPP P.L.C............................................  2,547      39,840
                                                                 -----------
TOTAL UNITED KINGDOM.....................................         15,380,458
                                                                 -----------
TOTAL COMMON STOCKS......................................         95,346,811
                                                                 -----------
PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
    Bayerische Motoren Werke AG..........................    389      32,213
    Fuchs Petrolub SE....................................    614      34,666
    Jungheinrich AG......................................    885      32,572
    Porsche Automobil Holding SE.........................    983      66,490
    Sixt SE..............................................    165      13,753
    Villeroy & Boch AG...................................    609      11,863
    Volkswagen AG........................................  1,614     287,554
                                                                 -----------
TOTAL GERMANY............................................            479,111
                                                                 -----------
RIGHTS/WARRANTS -- (0.0%)
CANADA -- (0.0%)
#*  Tervita Corp. Warrants 07/19/20......................     41          14
                                                                 -----------

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE>>
                                                            ------- ------------
SINGAPORE -- (0.0%)
*     Ezion Holdings, Ltd. Warrants 04/16/23...............  19,094 $          0
                                                                    ------------
TOTAL RIGHTS/WARRANTS......................................                   14
                                                                    ------------
TOTAL INVESTMENT SECURITIES................................           95,825,936
                                                                    ------------

                                                                      VALUE+
                                                                    ------------
SECURITIES LENDING COLLATERAL -- (5.0%)
@(S)  DFA Short Term Investment Fund....................... 436,998    5,056,501
                                                                    ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $87,741,362)^^.....................................         $100,882,437
                                                                    ============

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                     --------------------------------------------
                       LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                     ----------- ----------- ------- ------------
Common Stocks
   Australia........ $   474,396 $ 5,414,752   --    $  5,889,148
   Austria..........          --     564,440   --         564,440
   Belgium..........          --   1,015,865   --       1,015,865
   Canada...........   9,159,645          --   --       9,159,645
   Denmark..........          --   1,154,033   --       1,154,033
   Finland..........     322,731   1,734,966   --       2,057,697
   France...........     222,894   7,518,372   --       7,741,266
   Germany..........     167,470   6,506,859   --       6,674,329
   Hong Kong........          --   2,374,998   --       2,374,998
   Ireland..........      44,337     611,443   --         655,780
   Israel...........          --     573,510   --         573,510
   Italy............     397,432   2,636,258   --       3,033,690
   Japan............     765,405  22,493,633   --      23,259,038
   Netherlands......     548,800   2,132,306   --       2,681,106
   New Zealand......          --     392,310   --         392,310
   Norway...........      85,492     951,283   --       1,036,775
   Portugal.........          --     342,253   --         342,253
   Singapore........          --   1,012,506   --       1,012,506
   South Africa.....          --      82,184   --          82,184
   Spain............     333,170   2,259,999   --       2,593,169
   Sweden...........      24,805   2,727,569   --       2,752,374
   Switzerland......     286,935   4,633,302   --       4,920,237
   United Kingdom...   3,202,892  12,177,566   --      15,380,458
Preferred Stocks....
   Germany..........          --     479,111   --         479,111
Rights/Warrants.....
   Canada...........          --          14   --              14
Securities Lending
  Collateral........          --   5,056,501   --       5,056,501
                     ----------- -----------   --    ------------
TOTAL............... $16,036,404 $84,846,033   --    $100,882,437
                     =========== ===========   ==    ============

                          WORLD CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                           SHARES      VALUE+
                                                         ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................... 17,107,191 $411,770,086
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................... 19,308,909  274,572,691
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc...................  4,181,878   91,332,207
                                                                    ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $657,994,000)^^.................................            $777,674,984
                                                                    ============

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -----------------------------------------
                                   LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                 ------------ ------- ------- ------------
Affiliated Investment Companies. $777,674,984   --      --    $777,674,984
                                 ------------   --      --    ------------
TOTAL........................... $777,674,984   --      --    $777,674,984
                                 ============   ==      ==    ============

                              DFA LTIP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                          FACE
                                       AMOUNT(+/-)
                                          (000)       VALUE+
                                       ----------- ------------
U.S. TREASURY OBLIGATIONS -- (100.0%)
Treasury Inflation Protected Security
   0.625%, 02/15/43...................   22,692    $ 23,148,897
   1.375%, 02/15/44...................   13,608      16,152,176
   0.750%, 02/15/45...................   51,581      52,650,182
   1.000%, 02/15/46...................   49,140      52,897,514
   0.875%, 02/15/47...................   31,845      32,668,287
TOTAL U.S. TREASURY OBLIGATIONS.......              177,517,056
                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $176,194,266)^^...............             $177,517,056
                                                   ============

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                            -----------------------------------------
                            LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                            ------- ------------ ------- ------------
U.S. Treasury Obligations..   --    $177,517,056   --    $177,517,056
                              --    ------------   --    ------------
TOTAL......................   --    $177,517,056   --    $177,517,056
                              ==    ============   ==    ============

                      U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                          SHARES   VALUE+
                                                          ------ -----------
COMMON STOCKS -- (90.4%)
CONSUMER DISCRETIONARY -- (15.0%)
*   1-800-Flowers.com, Inc., Class A.....................  5,186 $    75,197
    A.H. Belo Corp., Class A.............................  1,763       7,757
    Aaron's, Inc......................................... 10,374     449,298
#   Abercrombie & Fitch Co., Class A..................... 14,633     346,656
#   Acushnet Holdings Corp...............................  7,964     192,490
#   Adient P.L.C.........................................  8,258     393,329
#*  Adtalem Global Education, Inc........................  7,351     400,997
    Advance Auto Parts, Inc..............................  3,826     540,346
#   Altice USA, Inc., Class A............................ 14,541     249,087
*   Amazon.com, Inc...................................... 11,723  20,836,929
#   AMC Entertainment Holdings, Inc., Class A............  8,114     132,258
#*  AMC Networks, Inc., Class A..........................  5,828     351,370
#*  American Axle & Manufacturing Holdings, Inc.......... 17,800     297,616
    American Eagle Outfitters, Inc....................... 32,280     812,810
*   American Public Education, Inc.......................  2,102      92,698
*   America's Car-Mart, Inc..............................  1,100      70,400
    Aptiv P.L.C..........................................  8,646     847,913
    Aramark.............................................. 29,157   1,172,403
    Ark Restaurants Corp.................................    120       2,700
#*  Asbury Automotive Group, Inc.........................  5,381     378,284
#*  Ascena Retail Group, Inc............................. 27,765     102,175
#*  Ascent Capital Group, Inc., Class A..................  1,761       5,072
#*  At Home Group, Inc...................................  6,180     224,149
#   Autoliv, Inc.........................................  5,692     583,202
#*  AutoNation, Inc...................................... 16,258     789,001
*   AutoZone, Inc........................................    672     474,116
#*  AV Homes, Inc........................................  3,606      77,709
*   Ballantyne Strong, Inc...............................    900       4,860
*   Barnes & Noble Education, Inc........................  6,289      35,344
#   Barnes & Noble, Inc.................................. 13,154      80,239
    Bassett Furniture Industries, Inc....................  1,200      30,000
    BBX Capital Corp..................................... 10,920      95,222
#*  Beazer Homes USA, Inc................................  4,142      53,059
#   Bed Bath & Beyond, Inc............................... 24,166     452,629
#*  Belmond, Ltd., Class A............................... 15,060     169,425
    Best Buy Co., Inc.................................... 28,596   2,145,558
#   Big 5 Sporting Goods Corp............................  3,788      24,433
#   Big Lots, Inc........................................ 11,263     489,152
#*  Biglari Holdings, Inc., Class A......................     22      21,503
#*  Biglari Holdings, Inc., Class B......................    227      43,001
    Bloomin' Brands, Inc................................. 14,919     288,533
#*  Bojangles', Inc......................................  6,746      88,710
*   Booking Holdings, Inc................................  1,453   2,947,730
*   Boot Barn Holdings, Inc..............................  4,393     102,752
    BorgWarner, Inc...................................... 17,290     795,686
*   Bridgepoint Education, Inc...........................  6,286      82,409
*   Bright Horizons Family Solutions, Inc................  4,941     528,638
#   Brinker International, Inc...........................  5,814     274,246
    Brunswick Corp....................................... 13,712     881,682
#   Buckle, Inc. (The)...................................  1,193      28,692
*   Build-A-Bear Workshop, Inc...........................  2,400      19,440
*   Burlington Stores, Inc...............................  4,185     639,510
#   Cable One, Inc.......................................    653     472,681
#   Caleres, Inc.........................................  7,051     236,138

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
#   Callaway Golf Co.....................................  15,410 $   296,488
*   Cambium Learning Group, Inc..........................   5,662      67,151
    Capella Education Co.................................   2,338     243,152
*   Career Education Corp................................   8,848     162,803
#*  CarMax, Inc..........................................  18,534   1,384,119
    Carnival Corp........................................  13,717     812,595
#   Carriage Services, Inc...............................   2,352      58,776
*   Carrols Restaurant Group, Inc........................   8,663     125,614
#   Carter's, Inc........................................   5,676     595,015
#   Cato Corp. (The), Class A............................   4,682     116,582
*   Cavco Industries, Inc................................     880     186,956
#   CBS Corp., Class A...................................     234      12,753
    CBS Corp., Class B...................................  14,032     739,065
*   Century Communities, Inc.............................   4,391     133,926
*   Charter Communications, Inc., Class A................  12,556   3,824,306
#   Cheesecake Factory, Inc. (The).......................   9,697     543,323
#   Chico's FAS, Inc.....................................  20,302     176,627
#   Children's Place, Inc. (The).........................   3,940     484,226
#*  Chipotle Mexican Grill, Inc..........................   1,339     580,671
#   Choice Hotels International, Inc.....................   4,000     310,400
#   Cinemark Holdings, Inc...............................  19,458     698,931
    Citi Trends, Inc.....................................   2,312      65,684
    Clear Channel Outdoor Holdings, Inc., Class A........   5,653      25,156
    Collectors Universe, Inc.............................   1,300      17,550
    Columbia Sportswear Co...............................   7,504     652,698
    Comcast Corp., Class A............................... 301,091  10,773,036
#*  Conn's, Inc..........................................   3,060     103,734
#   Cooper Tire & Rubber Co..............................   8,241     235,281
*   Cooper-Standard Holdings, Inc........................   3,315     446,862
#   Cracker Barrel Old Country Store, Inc................   2,734     400,517
*   Crocs, Inc...........................................  10,177     184,305
    CSS Industries, Inc..................................     770      12,282
    Culp, Inc............................................   1,923      47,690
    Dana, Inc............................................  29,250     624,488
    Darden Restaurants, Inc..............................  11,636   1,244,354
#*  Dave & Buster's Entertainment, Inc...................   3,131     153,889
#*  Deckers Outdoor Corp.................................   4,348     490,585
*   Del Taco Restaurants, Inc............................   5,595      72,399
    Delphi Technologies P.L.C............................   9,247     417,687
*   Delta Apparel, Inc...................................     600       9,924
*   Denny's Corp.........................................   7,032     102,316
#*  Destination Maternity Corp...........................   1,363       5,534
#*  Destination XL Group, Inc............................   6,598      13,361
#   Dick's Sporting Goods, Inc...........................  11,529     393,600
#   Dillard's, Inc., Class A.............................   4,423     355,034
#   Dine Brands Global, Inc..............................   3,003     213,303
*   Discovery, Inc., Class C.............................  21,451     526,622
#*  Discovery, Inc., Class A.............................  12,309     327,173
*   DISH Network Corp., Class A..........................   4,866     153,571
#*  Dixie Group, Inc. (The)..............................   1,369       2,738
    Dollar General Corp..................................  15,779   1,548,709
*   Dollar Tree, Inc.....................................  19,436   1,774,118
    Domino's Pizza, Inc..................................   1,200     315,192
#*  Dorman Products, Inc.................................   5,477     409,022
    DR Horton, Inc.......................................  26,794   1,170,898
#*  Drive Shack, Inc.....................................   7,528      46,674
#   DSW, Inc., Class A...................................  13,719     376,449
#   Dunkin' Brands Group, Inc............................   9,034     629,037
#*  El Pollo Loco Holdings, Inc..........................   4,262      49,439

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
CONSUMER DISCRETIONARY -- (Continued)
    Emerald Expositions Events, Inc......................   6,601 $  127,399
#   Entercom Communications Corp., Class A...............  14,602    110,245
    Entravision Communications Corp., Class A............   9,735     47,215
    Escalade, Inc........................................   1,450     19,430
    Ethan Allen Interiors, Inc...........................   3,700     83,250
*   EVINE Live, Inc......................................   2,197      3,120
#   EW Scripps Co. (The), Class A........................   9,315    122,027
#   Expedia Group, Inc...................................   8,203  1,097,890
#*  Express, Inc.........................................  11,471    110,466
    Extended Stay America, Inc...........................  38,125    811,681
*   Fiesta Restaurant Group, Inc.........................   3,560    103,418
*   Five Below, Inc......................................   8,211    797,781
    Flexsteel Industries, Inc............................   1,721     61,663
#*  Floor & Decor Holdings, Inc., Class A................   2,244    107,151
    Foot Locker, Inc.....................................  10,563    515,580
    Ford Motor Co........................................ 206,588  2,074,144
#*  Fossil Group, Inc....................................   4,674    122,459
*   Fox Factory Holding Corp.............................   5,023    249,643
#*  Francesca's Holdings Corp............................   9,125     74,278
#   Fred's, Inc., Class A................................   4,237      9,237
*   FTD Cos., Inc........................................   3,598     12,989
#*  Gaia, Inc............................................   1,300     23,660
#   GameStop Corp., Class A..............................  16,305    234,955
#   Gannett Co., Inc.....................................  18,477    195,302
#   Gap, Inc. (The)......................................  45,630  1,376,657
#   Garmin, Ltd..........................................  10,234    639,113
*   GCI Liberty, Inc., Class A...........................  11,506    553,554
    General Motors Co....................................  83,028  3,147,591
#*  Genesco, Inc.........................................   3,712    151,078
    Gentex Corp..........................................  44,304  1,027,853
#*  Gentherm, Inc........................................   6,260    283,578
    Genuine Parts Co.....................................  13,963  1,358,740
#*  G-III Apparel Group, Ltd.............................   8,229    376,065
#*  Global Eagle Entertainment, Inc......................   8,500     19,635
    Goodyear Tire & Rubber Co. (The).....................  27,583    667,784
    Graham Holdings Co., Class B.........................     538    300,742
*   Grand Canyon Education, Inc..........................   8,056    938,766
#*  Gray Television, Inc.................................  14,232    219,884
*   Green Brick Partners, Inc............................   5,861     56,852
    Group 1 Automotive, Inc..............................   3,615    253,014
#*  Groupon, Inc.........................................  71,300    333,684
#   Guess?, Inc..........................................  12,348    279,806
#   H&R Block, Inc.......................................  16,606    417,807
#*  Habit Restaurants, Inc. (The), Class A...............   2,378     30,201
    Hamilton Beach Brands Holding Co., Class A...........   1,000     25,400
#   Hanesbrands, Inc.....................................  29,652    660,054
#   Harley-Davidson, Inc.................................  19,445    833,996
    Hasbro, Inc..........................................   5,859    583,615
#   Haverty Furniture Cos., Inc..........................   4,379     86,704
#*  Helen of Troy, Ltd...................................   3,762    430,937
#*  Hemisphere Media Group, Inc..........................   1,613     19,356
#*  Hibbett Sports, Inc..................................   3,281     75,299
*   Hilton Grand Vacations, Inc..........................   8,813    304,842
    Hilton Worldwide Holdings, Inc.......................   5,732    450,879
    Home Depot, Inc. (The)...............................  31,736  6,268,495
    Hooker Furniture Corp................................   1,478     66,584
#*  Horizon Global Corp..................................   3,114     21,642
*   Houghton Mifflin Harcourt Co.........................  15,265     96,933
#*  Hovnanian Enterprises, Inc., Class A.................   4,171      6,548

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CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
CONSUMER DISCRETIONARY -- (Continued)
    Hyatt Hotels Corp., Class A..........................  2,507 $  196,123
    ILG, Inc............................................. 17,371    596,346
#*  IMAX Corp............................................  8,607    190,215
#*  Installed Building Products, Inc.....................  4,932    269,287
    Interpublic Group of Cos., Inc. (The)................ 43,675    984,871
#*  iRobot Corp..........................................  2,361    187,109
*   J. Jill, Inc.........................................  4,381     35,880
    Jack in the Box, Inc.................................  3,019    254,321
#*  JC Penney Co., Inc................................... 51,435    126,016
    John Wiley & Sons, Inc., Class A.....................  7,152    451,649
    John Wiley & Sons, Inc., Class B.....................    312     19,562
    Johnson Outdoors, Inc., Class A......................  1,404    113,822
*   K12, Inc.............................................  7,870    128,753
#   KB Home.............................................. 11,801    280,274
#*  Kirkland's, Inc......................................  2,193     24,956
    Kohl's Corp.......................................... 19,953  1,473,928
    L Brands, Inc........................................  5,582    176,782
#*  Lakeland Industries, Inc.............................  1,000     13,500
#*  Lands' End, Inc......................................  1,188     28,809
*   Laureate Education, Inc., Class A....................  5,786     85,691
    La-Z-Boy, Inc........................................  7,281    222,071
#   LCI Industries.......................................  5,854    538,275
    Lear Corp............................................  6,899  1,242,717
#*  Lee Enterprises, Inc.................................  1,100      3,410
#   Leggett & Platt, Inc................................. 14,222    619,653
    Lennar Corp., Class A................................ 23,210  1,213,187
    Lennar Corp., Class B................................  1,637     70,718
#   Libbey, Inc..........................................  2,657     25,454
*   Liberty Broadband Corp., Class C.....................  8,250    655,627
#*  Liberty Broadband Corp., Class A.....................  1,464    116,154
*   Liberty Expedia Holdings, Inc., Class A..............  6,705    322,980
*   Liberty Latin America, Ltd., Class A.................  3,098     59,110
*   Liberty Latin America, Ltd., Class C.................  2,423     46,909
#*  Liberty Media Corp.-Liberty Braves, Class C..........    833     21,466
#*  Liberty Media Corp.-Liberty Braves, Class A..........    363      9,329
#*  Liberty Media Corp.-Liberty Formula One, Class C.....  2,083     73,426
#*  Liberty Media Corp.-Liberty Formula One, Class A.....    907     30,394
*   Liberty Media Corp.-Liberty SiriusXM, Class C........  8,335    393,662
*   Liberty Media Corp.-Liberty SiriusXM, Class A........  3,630    171,118
#   Liberty Tax, Inc.....................................  1,484     15,285
*   Liberty TripAdvisor Holdings, Inc., Class A.......... 10,656    177,422
    Lifetime Brands, Inc.................................  1,597     19,404
*   Lindblad Expeditions Holdings, Inc...................  7,580    100,359
#   Lions Gate Entertainment Corp., Class A..............  7,053    168,214
    Lions Gate Entertainment Corp., Class B..............  9,929    227,076
#   Lithia Motors, Inc., Class A.........................  4,543    404,554
#*  Live Nation Entertainment, Inc....................... 15,118    745,015
*   LKQ Corp............................................. 19,508    653,908
    Lowe's Cos., Inc..................................... 22,755  2,260,482
*   Luby's, Inc..........................................  1,850      4,533
*   Lululemon Athletica, Inc.............................  6,464    775,357
#*  Lumber Liquidators Holdings, Inc.....................  1,700     32,878
*   M/I Homes, Inc.......................................  3,235     83,657
#   Macy's, Inc.......................................... 35,371  1,405,290
*   Madison Square Garden Co. (The), Class A.............  1,919    599,073
*   Malibu Boats, Inc., Class A..........................  5,220    196,220
    Marcus Corp. (The)...................................  2,100     80,955
    Marine Products Corp.................................  5,029     93,439
#*  MarineMax, Inc.......................................  5,502    103,163

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CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
CONSUMER DISCRETIONARY -- (Continued)
    Marriott International, Inc., Class A................  8,319 $1,063,501
#   Marriott Vacations Worldwide Corp....................  3,810    453,809
#   Mattel, Inc.......................................... 12,561    199,343
*   MCBC Holdings, Inc...................................  3,129     78,100
#*  McClatchy Co. (The), Class A.........................    656      6,396
    McDonald's Corp...................................... 10,952  1,725,378
#   MDC Holdings, Inc....................................  8,990    261,070
#   Meredith Corp........................................  5,262    279,675
*   Meritage Homes Corp..................................  5,126    221,187
*   Michael Kors Holdings, Ltd........................... 14,895    993,943
#*  Michaels Cos., Inc. (The)............................ 10,600    216,346
*   Modine Manufacturing Co..............................  7,038    122,813
*   Mohawk Industries, Inc...............................  3,403    640,989
#   Monro, Inc...........................................  5,649    381,025
#*  Motorcar Parts of America, Inc.......................  2,723     58,817
    Movado Group, Inc....................................  2,400    119,520
#*  MSG Networks, Inc., Class A..........................  7,043    165,863
#*  Murphy USA, Inc......................................  8,555    677,898
    Nathan's Famous, Inc.................................    600     58,950
    National CineMedia, Inc.............................. 12,798    105,711
#*  Nautilus, Inc........................................  4,510     64,268
*   Netflix, Inc.........................................  2,823    952,621
#*  New Home Co., Inc. (The).............................  1,900     17,518
#   New Media Investment Group, Inc......................  8,167    146,924
#*  New York & Co., Inc..................................  9,740     47,726
#   New York Times Co. (The), Class A.................... 18,604    461,379
    News Corp., Class A.................................. 27,983    421,704
    News Corp., Class B.................................. 15,129    231,474
#   Nexstar Media Group, Inc., Class A...................  9,114    678,537
    NIKE, Inc., Class B.................................. 32,648  2,510,958
    Nordstrom, Inc....................................... 12,168    637,725
*   Norwegian Cruise Line Holdings, Ltd.................. 15,284    764,659
#   Nutrisystem, Inc.....................................  3,889    155,560
*   NVR, Inc.............................................    233    642,947
#   Office Depot, Inc.................................... 86,803    217,876
#*  Ollie's Bargain Outlet Holdings, Inc.................  5,592    388,644
#   Omnicom Group, Inc................................... 16,087  1,107,268
*   O'Reilly Automotive, Inc.............................  4,047  1,238,382
#*  Overstock.com, Inc...................................  1,429     50,944
#   Oxford Industries, Inc...............................  2,746    252,962
#   Papa John's International, Inc.......................  2,782    116,733
#*  Party City Holdco, Inc...............................  9,005    141,829
#   Penske Automotive Group, Inc......................... 13,386    698,749
*   Perry Ellis International, Inc.......................  3,982    111,655
#   PetMed Express, Inc..................................  3,666    136,119
#   Pier 1 Imports, Inc..................................  9,720     20,995
*   Planet Fitness, Inc., Class A........................  8,283    393,608
*   Playa Hotels & Resorts NV............................  9,772    101,531
#   Polaris Industries, Inc..............................  6,719    708,317
#   Pool Corp............................................  4,278    655,604
#*  Potbelly Corp........................................  2,522     31,273
    PulteGroup, Inc...................................... 23,003    655,355
    PVH Corp.............................................  4,829    741,348
*   Qurate Retail, Inc................................... 42,084    895,968
    Ralph Lauren Corp....................................  3,195    431,261
*   Reading International, Inc., Class A.................  2,550     40,290
#*  Red Lion Hotels Corp.................................  3,317     41,463
#*  Red Robin Gourmet Burgers, Inc.......................  1,987     93,985
*   Regis Corp...........................................  6,020    105,109

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CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
CONSUMER DISCRETIONARY -- (Continued)
    Rent-A-Center, Inc...................................  5,617 $   83,356
#*  RH...................................................  3,400    461,924
    Rocky Brands, Inc....................................    402     10,392
    Ross Stores, Inc..................................... 10,379    907,436
    Royal Caribbean Cruises, Ltd.........................  6,537    737,112
#   Saga Communications, Inc., Class A...................    347     13,134
    Salem Media Group, Inc...............................  1,500      7,425
#*  Sally Beauty Holdings, Inc........................... 13,103    216,068
#   Scholastic Corp......................................  5,612    234,357
#*  SeaWorld Entertainment, Inc..........................  2,817     60,002
#*  Sequential Brands Group, Inc.........................  4,898     10,629
    Service Corp. International.......................... 15,719    618,543
*   ServiceMaster Global Holdings, Inc................... 12,735    725,768
*   Shake Shack, Inc., Class A...........................  1,307     81,465
*   Shiloh Industries, Inc...............................  1,671     13,786
#   Shoe Carnival, Inc...................................  2,230     69,955
#*  Shutterfly, Inc......................................  5,322    437,788
#   Signet Jewelers, Ltd................................. 11,618    670,823
#   Sinclair Broadcast Group, Inc., Class A.............. 12,321    317,882
#   Sirius XM Holdings, Inc.............................. 24,215    169,989
#   Six Flags Entertainment Corp.........................  5,071    329,361
#*  Skechers U.S.A., Inc., Class A....................... 18,038    500,013
#   skyline Champion Corp................................    400     10,272
#*  Sleep Number Corp....................................  5,337    152,051
#   Sonic Automotive, Inc., Class A......................  4,084     83,109
#   Sonic Corp...........................................  4,075    143,236
#*  Sotheby's............................................  7,519    399,334
    Speedway Motorsports, Inc............................  4,514     79,672
#*  Sportsman's Warehouse Holdings, Inc..................  2,963     15,082
#   Standard Motor Products, Inc.........................  3,872    188,721
    Starbucks Corp....................................... 36,754  1,925,542
    Steven Madden, Ltd...................................  6,985    377,539
*   Stoneridge, Inc......................................  5,645    191,930
    Strategic Education, Inc.............................  2,038    240,158
    Strattec Security Corp...............................    400     13,200
    Superior Group of Cos, Inc...........................  1,686     35,339
#   Superior Industries International, Inc...............  2,981     54,701
#   Tailored Brands, Inc.................................  6,122    123,420
    Tapestry, Inc........................................ 29,952  1,411,338
    Target Corp.......................................... 42,555  3,433,337
*   Taylor Morrison Home Corp., Class A.................. 18,718    365,563
#   TEGNA, Inc........................................... 38,418    423,751
#*  Tempur Sealy International, Inc......................  5,053    246,940
    Tenneco, Inc.........................................  9,882    455,560
#*  Tesla, Inc...........................................    463    138,039
#   Texas Roadhouse, Inc.................................  7,428    466,776
    Thor Industries, Inc.................................  8,325    789,626
    Tiffany & Co.........................................  9,147  1,258,261
#   Tile Shop Holdings, Inc..............................  6,244     51,825
    Tilly's, Inc., Class A...............................  1,998     30,969
    TJX Cos., Inc. (The)................................. 16,534  1,608,097
#   Toll Brothers, Inc................................... 11,473    404,538
*   TopBuild Corp........................................  4,976    369,617
    Tower International, Inc.............................  3,480    112,404
*   Town Sports International Holdings, Inc..............  2,998     32,378
    Townsquare Media, Inc., Class A......................  1,300      8,424
    Tractor Supply Co....................................  7,984    623,071
#*  TRI Pointe Group, Inc................................ 20,623    292,228
#*  TripAdvisor, Inc.....................................  8,849    513,154

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CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
CONSUMER DISCRETIONARY -- (Continued)
*   tronc, Inc...........................................   5,864 $     91,713
#*  Tuesday Morning Corp.................................   4,854       14,077
#   Tupperware Brands Corp...............................   3,167      116,261
    Twenty-First Century Fox, Inc., Class A..............  61,940    2,787,300
    Twenty-First Century Fox, Inc., Class B..............  26,570    1,180,239
*   Ulta Salon Cosmetics & Fragrance, Inc................   4,237    1,035,480
#*  Under Armour, Inc., Class A..........................  11,456      228,776
#*  Under Armour, Inc., Class C..........................  15,760      295,342
*   Unifi, Inc...........................................   2,302       69,451
#*  Universal Electronics, Inc...........................   1,382       48,301
*   Universal Technical Institute, Inc...................   1,356        4,407
#*  Urban Outfitters, Inc................................  16,186      718,658
*   US Auto Parts Network, Inc...........................   4,356        5,968
    Vail Resorts, Inc....................................   1,692      468,464
#*  Veoneer, Inc.........................................   5,692      297,692
*   Vera Bradley, Inc....................................   4,878       64,829
    VF Corp..............................................   9,736      896,394
#   Viacom, Inc., Class A................................   1,446       49,742
    Viacom, Inc., Class B................................  40,701    1,182,364
#*  Visteon Corp.........................................   4,374      512,108
#*  Vitamin Shoppe, Inc..................................   2,704       22,578
*   VOXX International Corp..............................   2,097       11,009
    Walt Disney Co. (The)................................  69,098    7,846,769
#*  Wayfair, Inc., Class A...............................   1,348      146,689
#*  Weight Watchers International, Inc...................   6,624      593,047
#   Wendy's Co. (The)....................................  34,658      578,095
    Weyco Group, Inc.....................................   1,047       36,488
#   Whirlpool Corp.......................................   5,856      767,722
#*  William Lyon Homes, Class A..........................   5,183      113,145
#   Williams-Sonoma, Inc.................................  16,251      950,521
    Wingstop, Inc........................................   2,914      143,806
    Winmark Corp.........................................     400       58,880
#   Winnebago Industries, Inc............................   5,225      208,478
    Wolverine World Wide, Inc............................   7,869      278,405
#   World Wrestling Entertainment, Inc., Class A.........   3,484      275,619
#   Wyndham Destinations, Inc............................   5,881      271,232
    Wyndham Hotels & Resorts, Inc........................   9,355      542,590
    Yum! Brands, Inc.....................................   4,438      351,889
*   ZAGG, Inc............................................   4,743       70,671
#*  Zumiez, Inc..........................................   4,107       93,024
                                                                  ------------
TOTAL CONSUMER DISCRETIONARY.............................          198,096,368
                                                                  ------------
CONSUMER STAPLES -- (4.2%)
    Alico, Inc...........................................     938       30,016
    Andersons, Inc. (The)................................   4,253      149,918
    Archer-Daniels-Midland Co............................  16,647      803,384
#*  Avon Products, Inc...................................  52,712       83,812
#   B&G Foods, Inc.......................................  11,996      376,674
    Bunge, Ltd...........................................   9,558      660,745
#   Calavo Growers, Inc..................................   2,692      249,010
#*  Cal-Maine Foods, Inc.................................   5,012      225,540
#   Campbell Soup Co.....................................  13,026      532,763
#   Casey's General Stores, Inc..........................   6,472      707,907
#*  Central Garden & Pet Co..............................   1,889       81,548
*   Central Garden & Pet Co., Class A....................   7,956      319,195
#*  Chefs' Warehouse, Inc. (The).........................   5,111      137,741
#   Clorox Co. (The).....................................   7,655    1,034,726
#   Coca-Cola Bottling Co. Consolidated..................   1,245      180,674
    Coca-Cola Co. (The).................................. 109,227    5,093,255

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CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
CONSUMER STAPLES -- (Continued)
    Colgate-Palmolive Co.................................  9,798 $  656,564
    Conagra Brands, Inc.................................. 27,486  1,009,011
    Costco Wholesale Corp................................ 12,895  2,820,265
#   Coty, Inc., Class A.................................. 43,666    585,561
#*  Darling Ingredients, Inc............................. 17,836    358,325
#   Dean Foods Co........................................ 15,230    149,559
#*  Edgewell Personal Care Co............................  9,556    514,686
    Energizer Holdings, Inc..............................  5,874    374,056
#*  Farmer Brothers Co...................................  2,029     58,537
#   Flowers Foods, Inc................................... 26,336    537,254
    Fresh Del Monte Produce, Inc.........................  5,851    212,391
    General Mills, Inc................................... 15,803    727,886
#*  Hain Celestial Group, Inc. (The)..................... 10,183    289,605
#*  Herbalife Nutrition, Ltd............................. 13,970    721,271
#   Hormel Foods Corp.................................... 33,307  1,198,053
#*  Hostess Brands, Inc.................................. 16,436    230,268
#   Ingles Markets, Inc., Class A........................  3,705    110,224
    Ingredion, Inc.......................................  7,690    778,997
#   Inter Parfums, Inc...................................  4,275    257,355
    J&J Snack Foods Corp.................................  1,779    257,884
#   JM Smucker Co. (The).................................  7,976    886,293
    John B. Sanfilippo & Son, Inc........................  1,772    136,214
#   Kellogg Co...........................................  9,335    663,065
    Keurig Dr Pepper, Inc................................  8,579    205,982
    Kimberly-Clark Corp..................................  8,872  1,010,166
    Kraft Heinz Co. (The)................................ 13,540    815,785
    Kroger Co. (The)..................................... 68,958  1,999,782
    Lamb Weston Holdings, Inc............................  4,265    299,702
    Lancaster Colony Corp................................  2,193    318,051
*   Landec Corp..........................................  3,686     51,604
*   Lifevantage Corp.....................................  1,400     13,524
*   Lifeway Foods, Inc...................................  2,341      8,709
    Limoneira Co.........................................  2,048     55,829
    Mannatech, Inc.......................................     40        794
#   McCormick & Co., Inc.................................     90     10,555
#   McCormick & Co., Inc. Non-Voting.....................  9,264  1,088,891
    Medifast, Inc........................................  3,209    550,921
*   Monster Beverage Corp................................  5,941    356,579
#*  National Beverage Corp...............................  2,957    311,993
*   Natural Alternatives International, Inc..............    920      9,338
*   Natural Grocers by Vitamin Cottage, Inc..............  3,961     52,562
    Natural Health Trends Corp...........................  1,566     37,380
#*  Nature's Sunshine Products, Inc......................  1,300     10,270
    Nu Skin Enterprises, Inc., Class A...................  9,181    668,836
    Oil-Dri Corp. of America.............................    877     37,150
#*  Orchids Paper Products Co............................  1,452      7,304
    PepsiCo, Inc......................................... 36,127  4,154,605
*   Performance Food Group Co............................ 19,175    687,424
*   Pilgrim's Pride Corp................................. 11,591    206,552
    Pinnacle Foods, Inc..................................  6,882    457,102
#*  Post Holdings, Inc................................... 12,028  1,041,144
#   PriceSmart, Inc......................................  4,237    346,375
*   Primo Water Corp.....................................  5,105     89,593
#*  Revlon, Inc., Class A................................  3,472     54,163
#*  Rite Aid Corp........................................ 83,545    167,925
    Rocky Mountain Chocolate Factory, Inc................    400      4,108
#   Sanderson Farms, Inc.................................  4,267    430,242
    Seaboard Corp........................................     60    218,280
*   Seneca Foods Corp., Class A..........................  1,000     26,950

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CONTINUED

                                                          SHARES   VALUE+
                                                          ------ -----------
CONSUMER STAPLES -- (Continued)
#*  Smart & Final Stores, Inc............................  3,900 $    23,010
    SpartanNash Co.......................................  4,769     114,265
*   Spectrum Brands Holdings, Inc........................  6,214     542,917
#*  Sprouts Farmers Market, Inc.......................... 21,236     456,362
#*  SUPERVALU, Inc.......................................  7,017     226,789
    Sysco Corp........................................... 13,176     885,559
#   Tootsie Roll Industries, Inc.........................  2,657      79,444
#*  TreeHouse Foods, Inc.................................  9,810     465,877
    Tyson Foods, Inc., Class A........................... 14,633     843,592
#*  United Natural Foods, Inc............................  8,568     275,890
*   US Foods Holding Corp................................ 15,177     513,134
#*  USANA Health Sciences, Inc...........................  4,596     607,821
#   Village Super Market, Inc., Class A..................  1,203      32,397
    Walgreens Boots Alliance, Inc........................ 28,837   1,949,958
    Walmart, Inc......................................... 93,595   8,351,482
#   WD-40 Co.............................................  1,970     315,496
#   Weis Markets, Inc....................................  4,404     225,177
                                                                 -----------
TOTAL CONSUMER STAPLES...................................         55,915,572
                                                                 -----------
ENERGY -- (7.1%)
*   Abraxas Petroleum Corp............................... 36,839      95,781
    Adams Resources & Energy, Inc........................    617      24,680
    Anadarko Petroleum Corp.............................. 19,739   1,443,908
    Andeavor............................................. 18,937   2,841,686
#*  Antero Resources Corp................................ 25,574     525,290
#   Apache Corp.......................................... 31,459   1,447,114
*   Apergy Corp..........................................  5,729     234,889
#*  Approach Resources, Inc..............................  4,800      11,040
#   Arch Coal, Inc., Class A.............................  4,745     401,380
#   Archrock, Inc........................................ 15,241     208,040
*   Ardmore Shipping Corp................................  4,312      29,106
    Baker Hughes a GE Co.................................  8,292     286,737
*   Basic Energy Services, Inc...........................  3,571      40,281
#*  Bonanza Creek Energy, Inc............................  3,181     118,333
#   Bristow Group, Inc...................................  6,399      89,458
    Cabot Oil & Gas Corp................................. 13,325     313,137
#*  California Resources Corp............................  2,672      97,287
#*  Callon Petroleum Co.................................. 40,340     434,058
*   CARBO Ceramics, Inc..................................  2,747      25,629
#*  Carrizo Oil & Gas, Inc............................... 17,528     493,939
#*  Centennial Resource Development, Inc., Class A....... 26,985     484,651
    Cheniere Energy Partners L.P. Holdings LLC...........  2,284      70,164
*   Cheniere Energy, Inc.................................  6,365     404,177
#*  Chesapeake Energy Corp............................... 68,363     322,673
    Chevron Corp......................................... 60,942   7,695,146
    Cimarex Energy Co....................................  9,531     939,757
*   Clean Energy Fuels Corp.............................. 21,715      61,888
#*  Cloud Peak Energy, Inc............................... 15,919      41,549
#*  CNX Resources Corp................................... 24,243     394,676
*   Concho Resources, Inc................................ 15,045   2,194,313
    ConocoPhillips....................................... 32,992   2,381,033
#*  CONSOL Energy, Inc...................................  2,368      98,580
#*  Contango Oil & Gas Co................................  3,481      19,528
#*  Continental Resources, Inc........................... 13,060     834,142
#   Core Laboratories NV.................................  4,794     537,503
#   CVR Energy, Inc......................................  5,372     211,066
*   Dawson Geophysical Co................................  3,320      25,929
#   Delek US Holdings, Inc............................... 13,202     703,931
*   Denbury Resources, Inc............................... 78,980     356,200

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
ENERGY -- (Continued)
    Devon Energy Corp....................................  40,885 $ 1,840,234
#   DHT Holdings, Inc....................................   9,539      40,541
#*  Diamond Offshore Drilling, Inc.......................   8,108     155,674
#   Diamondback Energy, Inc..............................   5,533     730,079
#*  Dorian LPG, Ltd......................................   8,362      71,077
#*  Dril-Quip, Inc.......................................   6,710     345,900
*   Earthstone Energy, Inc., Class A.....................   2,192      21,350
#*  Eclipse Resources Corp...............................  34,062      54,840
*   Energen Corp.........................................   8,010     594,182
*   Energy XXI Gulf Coast Inc............................   2,532      22,661
    EnLink Midstream LLC.................................  22,576     360,087
#   Ensco P.L.C., Class A................................  57,822     429,617
    EOG Resources, Inc...................................  15,818   2,039,573
#*  EP Energy Corp., Class A.............................  11,960      25,714
    EQT Corp.............................................   6,500     322,920
*   Era Group, Inc.......................................   2,969      41,952
    Evolution Petroleum Corp.............................   7,931      85,258
*   Exterran Corp........................................   5,185     143,728
#*  Extraction Oil & Gas, Inc............................  17,087     258,355
    Exxon Mobil Corp..................................... 178,039  14,511,959
#*  Forum Energy Technologies, Inc.......................  17,036     224,023
#   Frank's International NV.............................  11,373      95,874
#   GasLog, Ltd..........................................  12,293     207,137
#   Green Plains, Inc....................................   6,606     109,660
    Gulf Island Fabrication, Inc.........................   2,558      23,150
#*  Gulfport Energy Corp.................................  32,490     373,960
#*  Halcon Resources Corp................................  22,367      87,455
    Hallador Energy Co...................................   3,488      24,451
    Halliburton Co.......................................  21,234     900,746
#*  Helix Energy Solutions Group, Inc....................  26,378     264,044
#   Helmerich & Payne, Inc...............................   8,548     524,420
#   Hess Corp............................................  19,866   1,303,806
#*  HighPoint Resources Corp.............................  17,866     116,844
    HollyFrontier Corp...................................  18,305   1,365,187
#*  International Seaways, Inc...........................   4,298      93,567
*   ION Geophysical Corp.................................   1,761      45,082
#*  Jagged Peak Energy, Inc..............................   3,406      48,706
#*  Keane Group, Inc.....................................   6,003      84,702
*   Key Energy Services, Inc.............................   1,518      25,442
    Kinder Morgan, Inc...................................  82,989   1,475,544
#*  Kosmos Energy, Ltd...................................  54,903     416,165
#*  Laredo Petroleum, Inc................................  39,250     365,810
#*  Lonestar Resources US, Inc., Class A.................   3,122      28,722
#*  Mammoth Energy Services, Inc.........................   2,253      83,857
    Marathon Oil Corp....................................  63,581   1,342,831
    Marathon Petroleum Corp..............................  32,785   2,650,012
#*  Matador Resources Co.................................  19,784     662,764
*   Matrix Service Co....................................   6,791     135,480
#*  McDermott International, Inc.........................  20,752     373,743
*   Midstates Petroleum Co., Inc.........................     890      11,668
#*  Mitcham Industries, Inc..............................     900       3,474
#   Murphy Oil Corp......................................  22,020     732,385
#   Nabors Industries, Ltd...............................  64,804     387,528
    NACCO Industries, Inc., Class A......................     500      16,500
#   National Oilwell Varco, Inc..........................  23,165   1,126,282
*   Natural Gas Services Group, Inc......................   1,608      35,537
*   Newfield Exploration Co..............................  38,844   1,115,600
#*  Newpark Resources, Inc...............................  15,130     167,186
#*  Noble Corp. P.L.C....................................  39,705     231,877

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U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
ENERGY -- (Continued)
#   Noble Energy, Inc.................................... 38,728 $1,397,693
#   Nordic American Offshore, Ltd........................      7          8
#   Nordic American Tankers, Ltd.........................    168        378
#*  Northern Oil and Gas, Inc............................ 15,133     56,295
#*  Oasis Petroleum, Inc................................. 42,316    517,101
    Occidental Petroleum Corp............................ 27,914  2,342,822
#   Oceaneering International, Inc....................... 17,327    474,067
#*  Oil States International, Inc........................ 10,349    361,180
    ONEOK, Inc........................................... 20,679  1,456,629
*   Overseas Shipholding Group, Inc., Class A............  7,143     25,715
*   Pacific Ethanol, Inc.................................  4,800     14,040
    Panhandle Oil and Gas, Inc., Class A.................  1,762     35,945
*   Par Pacific Holdings, Inc............................  5,512     96,515
*   Parker Drilling Co...................................    838      3,858
#*  Parsley Energy, Inc., Class A........................ 16,330    513,252
#   Patterson-UTI Energy, Inc............................ 19,946    343,071
    PBF Energy, Inc., Class A............................ 21,061    983,549
#*  PDC Energy, Inc......................................  7,673    483,246
    Peabody Energy Corp.................................. 20,976    891,270
#*  Penn Virginia Corp...................................  2,482    209,779
#*  PHI, Inc. Non-Voting.................................  1,325     11,011
    Phillips 66..........................................  9,936  1,225,506
*   Pioneer Energy Services Corp.........................  7,534     24,862
    Pioneer Natural Resources Co.........................  4,025    761,812
#*  ProPetro Holding Corp................................ 13,968    229,634
#*  QEP Resources, Inc................................... 41,564    431,850
#   Range Resources Corp................................. 19,915    307,288
#*  Renewable Energy Group, Inc..........................  4,824     82,249
*   REX American Resources Corp..........................    885     68,145
*   RigNet, Inc..........................................  1,558     19,163
#*  Ring Energy, Inc.....................................  8,136    100,561
#*  Rowan Cos. P.L.C., Class A........................... 22,377    324,019
#   RPC, Inc............................................. 16,651    246,435
*   SandRidge Energy, Inc................................  2,796     45,631
    Schlumberger, Ltd.................................... 27,889  1,883,065
#   Scorpio Tankers, Inc................................. 46,674    100,349
#*  SEACOR Holdings, Inc.................................  3,070    162,004
#*  SEACOR Marine Holdings, Inc..........................  2,298     58,139
#*  Select Energy Services, Inc., Class A................  7,603    116,174
#   SemGroup Corp., Class A.............................. 13,019    327,428
#   Ship Finance International, Ltd......................  7,432    108,136
*   SilverBow Resources, Inc.............................    693     21,116
#   SM Energy Co......................................... 18,530    509,760
#*  Southwestern Energy Co............................... 63,341    325,573
#*  SRC Energy, Inc...................................... 39,850    451,102
#*  Superior Energy Services, Inc........................ 27,368    269,301
*   Talos Energy, Inc....................................  2,740    101,764
#   Targa Resources Corp................................. 10,553    538,942
    TechnipFMC P.L.C..................................... 30,632    997,072
#   Teekay Corp..........................................  5,911     41,200
#   Teekay Tankers, Ltd., Class A........................  4,200      3,984
#*  TETRA Technologies, Inc.............................. 16,092     69,357
#*  Transocean, Ltd...................................... 45,325    583,333
#*  Ultra Petroleum Corp................................. 12,075     21,373
#*  Unit Corp............................................  9,588    238,741
#   US Silica Holdings, Inc.............................. 13,336    359,539
    Valero Energy Corp................................... 20,945  2,478,841
#*  W&T Offshore, Inc.................................... 21,180    146,989
#*  Whiting Petroleum Corp............................... 18,306    908,893

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U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
ENERGY -- (Continued)
#*  WildHorse Resource Development Corp..................   8,758 $   192,063
    Williams Cos., Inc. (The)............................  38,744   1,152,634
#   World Fuel Services Corp.............................  11,456     318,820
#*  WPX Energy, Inc......................................  35,569     667,630
                                                                  -----------
TOTAL ENERGY.............................................          93,553,502
                                                                  -----------
FINANCIALS -- (17.3%)
#   1st Constitution Bancorp.............................     749      16,665
    1st Source Corp......................................   3,909     221,093
#   Access National Corp.................................   1,915      53,199
    ACNB Corp............................................     198       6,791
    Affiliated Managers Group, Inc.......................   3,228     516,512
    Aflac, Inc...........................................  32,390   1,507,431
    Alleghany Corp.......................................   1,011     636,192
*   Allegiance Bancshares, Inc...........................   1,516      68,144
    Allstate Corp. (The).................................  15,091   1,435,456
    Ally Financial, Inc..................................  44,961   1,203,156
    A-Mark Precious Metals, Inc..........................   1,195      15,953
*   Ambac Financial Group, Inc...........................   5,554     113,413
    American Equity Investment Life Holding Co...........  10,918     390,100
    American Express Co..................................  29,565   2,942,309
    American Financial Group, Inc........................   6,926     780,491
    American International Group, Inc....................  26,569   1,466,874
    American National Bankshares, Inc....................   1,300      52,390
    American National Insurance Co.......................   2,034     262,366
    Ameriprise Financial, Inc............................   6,377     928,938
    Ameris Bancorp.......................................   4,916     229,086
    AMERISAFE, Inc.......................................   2,385     149,778
    AmeriServ Financial, Inc.............................     300       1,305
#   Ames National Corp...................................     500      15,725
#   AmTrust Financial Services, Inc......................  28,145     407,540
    Aon P.L.C............................................   6,300     904,365
#*  Arch Capital Group, Ltd..............................  18,121     553,778
    Ares Management L.P..................................   7,974     170,245
    Argo Group International Holdings, Ltd...............   5,821     364,104
    Arrow Financial Corp.................................   2,166      83,824
    Arthur J Gallagher & Co..............................   8,072     575,937
#   Artisan Partners Asset Management, Inc., Class A.....   7,018     241,770
    Aspen Insurance Holdings, Ltd........................  10,493     424,442
    Associated Banc-Corp.................................  19,148     516,996
    Assurant, Inc........................................   5,785     638,085
    Assured Guaranty, Ltd................................  11,849     461,163
    Asta Funding, Inc....................................     271         840
*   Atlantic Capital Bancshares, Inc.....................   4,182      74,649
#*  Atlanticus Holdings Corp.............................     886       2,038
*   Atlas Financial Holdings, Inc........................   1,166       9,853
    Axis Capital Holdings, Ltd...........................   8,533     482,626
#   Banc of California, Inc..............................   7,364     147,280
    BancFirst Corp.......................................   4,666     289,759
*   Bancorp, Inc. (The)..................................  11,054     107,334
#   BancorpSouth Bank....................................   9,973     328,112
    Bank of America Corp................................. 321,198   9,918,594
    Bank of Commerce Holdings............................     300       3,750
#   Bank of Hawaii Corp..................................   5,432     437,222
    Bank of Marin Bancorp................................   1,140     101,289
    Bank of New York Mellon Corp. (The)..................  36,100   1,930,267
    Bank of NT Butterfield & Son, Ltd. (The).............   9,367     463,292
#   Bank OZK.............................................  16,206     662,825
    BankFinancial Corp...................................   2,924      48,948

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CONTINUED

                                                          SHARES   VALUE+
                                                          ------ -----------
FINANCIALS -- (Continued)
#   BankUnited, Inc...................................... 11,180 $   434,455
    Bankwell Financial Group, Inc........................    700      22,750
    Banner Corp..........................................  5,595     352,317
    Bar Harbor Bankshares................................  1,390      40,268
    BB&T Corp............................................ 22,490   1,142,717
    BCB Bancorp, Inc.....................................  1,443      21,501
    Beneficial Bancorp, Inc.............................. 12,220     198,575
*   Berkshire Hathaway, Inc., Class B.................... 57,101  11,298,575
#   Berkshire Hills Bancorp, Inc.........................  7,371     299,263
    BGC Partners, Inc., Class A.......................... 47,111     505,972
    BlackRock, Inc.......................................  4,274   2,148,796
*   Blucora, Inc.........................................  5,883     204,434
#   Blue Hills Bancorp, Inc..............................  4,422      96,842
#*  BofI Holding, Inc.................................... 10,749     419,426
    BOK Financial Corp...................................  4,467     434,773
    Boston Private Financial Holdings, Inc............... 11,181     161,006
    Bridge Bancorp, Inc..................................  2,705      96,839
*   Brighthouse Financial, Inc...........................  4,308     187,096
    BrightSphere Investment Group P.L.C.................. 19,386     276,250
#   Brookline Bancorp, Inc............................... 13,804     251,233
    Brown & Brown, Inc................................... 19,572     572,677
    Bryn Mawr Bank Corp..................................  2,859     139,662
*   BSB Bancorp, Inc.....................................  1,168      39,362
    C&F Financial Corp...................................    500      31,250
#   Cambridge Bancorp....................................    338      30,403
    Camden National Corp.................................  3,149     145,169
*   Cannae Holdings, Inc................................. 10,860     198,195
    Capital City Bank Group, Inc.........................  2,300      55,706
    Capital One Financial Corp........................... 20,170   1,902,434
#   Capitol Federal Financial, Inc....................... 24,319     317,849
#*  Capstar Financial Holdings, Inc......................    500       8,950
    Carolina Financial Corp..............................  2,718     113,477
#   Cathay General Bancorp...............................  8,632     359,005
    Cboe Global Markets, Inc.............................  5,235     508,476
    CenterState Banks Corp............................... 14,014     388,888
    Central Pacific Financial Corp.......................  4,075     112,307
    Central Valley Community Bancorp.....................  1,231      26,454
    Century Bancorp, Inc., Class A.......................    165      12,763
    Charles Schwab Corp. (The)........................... 28,654   1,463,073
    Charter Financial Corp...............................  2,547      57,537
#   Chemical Financial Corp..............................  7,318     415,662
    Chemung Financial Corp...............................    400      17,984
    Chubb, Ltd........................................... 14,891   2,080,571
#   Cincinnati Financial Corp............................ 11,200     847,056
#   CIT Group, Inc....................................... 11,625     615,311
    Citigroup, Inc....................................... 77,655   5,582,618
    Citizens & Northern Corp.............................  1,891      51,208
    Citizens Financial Group, Inc........................ 32,182   1,280,200
    Citizens Holding Co..................................    160       3,688
#*  Citizens, Inc........................................  3,580      28,318
#   City Holding Co......................................  1,916     154,200
#   Civista Bancshares, Inc..............................    330       8,161
    CME Group, Inc.......................................  6,531   1,039,213
    CNB Financial Corp...................................  2,238      69,400
    CNO Financial Group, Inc............................. 13,279     270,228
    CoBiz Financial, Inc.................................  5,967     130,677
    Codorus Valley Bancorp, Inc..........................    575      17,957
#   Cohen & Steers, Inc..................................  8,771     367,417
#   Columbia Banking System, Inc......................... 12,771     522,717

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U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
FINANCIALS -- (Continued)
    Comerica, Inc........................................ 10,265 $  995,089
#   Commerce Bancshares, Inc.............................  9,935    663,658
#   Community Bank System, Inc...........................  6,423    406,255
#*  Community Bankers Trust Corp.........................    100        950
    Community Financial Corp. (The)......................    300     10,431
    Community Trust Bancorp, Inc.........................  2,916    142,374
    ConnectOne Bancorp, Inc..............................  5,084    126,083
#*  Consumer Portfolio Services, Inc.....................  4,008     13,427
#*  Cowen, Inc...........................................  4,505     70,729
#   Crawford & Co., Class A..............................  2,549     21,616
    Crawford & Co., Class B..............................  3,450     29,394
#*  Credit Acceptance Corp...............................  2,711  1,039,940
#   Cullen/Frost Bankers, Inc............................  4,618    510,243
#*  Customers Bancorp, Inc...............................  5,789    147,446
#   CVB Financial Corp................................... 14,531    347,582
    Diamond Hill Investment Group, Inc...................    832    159,528
#   Dime Community Bancshares, Inc.......................  7,365    126,678
    Discover Financial Services.......................... 23,577  1,683,634
    DNB Financial Corp...................................    400     13,480
    Donegal Group, Inc., Class A.........................  3,167     46,270
*   Donnelley Financial Solutions, Inc...................  7,932    164,986
*   E*TRADE Financial Corp............................... 19,854  1,187,468
*   Eagle Bancorp, Inc...................................  4,907    265,223
    East West Bancorp, Inc...............................  9,011    583,372
    Eaton Vance Corp.....................................  9,492    504,310
#*  eHealth, Inc.........................................  2,510     59,587
#*  Elevate Credit, Inc..................................  3,112     29,004
    EMC Insurance Group, Inc.............................  2,748     73,564
    Employers Holdings, Inc..............................  5,120    237,824
#*  Encore Capital Group, Inc............................  4,540    163,894
*   Enova International, Inc.............................  5,913    183,303
*   Enstar Group, Ltd....................................  1,596    345,055
    Enterprise Bancorp, Inc..............................    859     32,633
    Enterprise Financial Services Corp...................  2,933    164,981
*   Equity Bancshares, Inc., Class A.....................  2,425     98,213
    Erie Indemnity Co., Class A..........................  3,651    453,600
    ESSA Bancorp, Inc....................................  1,600     25,120
*   Essent Group, Ltd.................................... 11,507    441,869
    Evercore, Inc., Class A..............................  5,400    610,200
    Everest Re Group, Ltd................................  2,614    570,767
#*  EZCORP, Inc., Class A................................  8,301     95,046
#   FactSet Research Systems, Inc........................  2,514    506,219
    Farmers & Merchants Bancorp, Inc.....................    266     12,406
    Farmers Capital Bank Corp............................  1,252     70,488
    Farmers National Banc Corp...........................  4,026     64,315
    FB Financial Corp....................................  3,539    150,620
#   FBL Financial Group, Inc., Class A...................  3,431    280,313
#*  FCB Financial Holdings, Inc., Class A................  5,802    295,902
#   Federal Agricultural Mortgage Corp., Class C.........  1,582    149,167
#   Federated Investors, Inc., Class B................... 22,558    545,904
    FedNat Holding Co....................................  1,756     40,915
    Fidelity National Financial, Inc..................... 15,705    636,052
    Fidelity Southern Corp...............................  5,519    132,070
    Fifth Third Bancorp.................................. 48,683  1,440,530
    Financial Institutions, Inc..........................  2,921     92,596
    First American Financial Corp........................ 14,407    806,792
    First Bancorp........................................  4,770    197,573
*   First BanCorp........................................ 37,752    310,321
    First Bancorp, Inc...................................  1,481     45,171

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CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
FINANCIALS -- (Continued)
    First Bancshares, Inc. (The).........................  1,268 $   48,881
    First Bank...........................................    916     12,961
    First Busey Corp.....................................  7,880    249,954
    First Business Financial Services, Inc...............    989     23,499
    First Citizens BancShares, Inc., Class A.............  1,422    578,498
#   First Commonwealth Financial Corp.................... 16,640    280,717
    First Community Bancshares, Inc......................  2,390     77,747
    First Connecticut Bancorp, Inc.......................  1,932     60,085
    First Defiance Financial Corp........................  3,246    104,391
#   First Financial Bancorp.............................. 16,831    510,821
#   First Financial Bankshares, Inc......................  8,827    499,608
    First Financial Corp.................................  1,138     58,493
    First Financial Northwest, Inc.......................  1,800     31,788
#*  First Foundation, Inc................................  5,470     85,988
    First Hawaiian, Inc.................................. 14,645    413,868
#   First Horizon National Corp.......................... 40,436    723,400
#   First Internet Bancorp...............................  1,237     39,337
#   First Interstate BancSystem, Inc., Class A...........  5,586    241,036
    First Merchants Corp.................................  8,850    417,720
    First Mid-Illinois Bancshares, Inc...................  1,767     71,228
    First Midwest Bancorp, Inc........................... 18,137    483,714
*   First Northwest Bancorp..............................  1,283     20,759
    First of Long Island Corp. (The).....................  3,590     78,262
    First Republic Bank..................................  6,111    604,133
    FirstCash, Inc.......................................  5,381    436,937
#*  Flagstar Bancorp, Inc................................  9,391    319,764
    Flushing Financial Corp..............................  5,263    131,996
#   FNB Corp............................................. 34,547    443,238
#*  Franklin Financial Network, Inc......................  2,340     91,611
    Franklin Resources, Inc.............................. 12,613    432,878
    FS Bancorp, Inc......................................    425     26,082
    Fulton Financial Corp................................ 29,772    516,544
#   GAIN Capital Holdings, Inc...........................  6,727     45,811
    GAMCO Investors, Inc., Class A.......................  1,540     37,715
*   Genworth Financial, Inc., Class A.................... 60,600    278,760
#   German American Bancorp, Inc.........................  2,043     74,856
#   Glacier Bancorp, Inc.................................  7,671    327,552
    Global Indemnity, Ltd................................  1,700     69,275
    Goldman Sachs Group, Inc. (The)...................... 13,835  3,284,844
*   Great Elm Capital Group, Inc.........................    619      2,012
    Great Southern Bancorp, Inc..........................  2,505    147,920
    Great Western Bancorp, Inc...........................  9,854    412,390
    Green Bancorp, Inc...................................  5,914    143,710
*   Green Dot Corp., Class A.............................  6,526    517,642
#   Greenhill & Co., Inc.................................  3,377    110,428
#*  Greenlight Capital Re, Ltd., Class A.................  4,400     64,240
    Guaranty Bancorp.....................................  3,192     95,920
*   Hallmark Financial Services, Inc.....................  2,410     25,450
#   Hamilton Lane, Inc., Class A.........................  3,636    178,055
    Hancock Whitney Corp.................................  9,470    475,867
#   Hanmi Financial Corp.................................  4,733    118,562
    Hanover Insurance Group, Inc. (The)..................  4,630    580,695
*   HarborOne Bancorp, Inc...............................  1,495     27,433
    Hartford Financial Services Group, Inc. (The)........ 26,136  1,377,367
#   HCI Group, Inc.......................................  1,645     70,390
#   Heartland Financial USA, Inc.........................  4,306    252,977
#   Hennessy Advisors, Inc...............................  1,107     17,325
    Heritage Commerce Corp...............................  5,400     82,242
#   Heritage Financial Corp..............................  5,962    208,968

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
#   Heritage Insurance Holdings, Inc.....................   2,601 $    44,659
#   Hilltop Holdings, Inc................................  12,037     250,370
    Hingham Institution for Savings......................     155      34,266
    Home Bancorp, Inc....................................     500      22,795
#   Home BancShares, Inc.................................  20,983     486,596
*   HomeStreet, Inc......................................   5,364     158,774
*   HomeTrust Bancshares, Inc............................   3,038      88,406
#   Hope Bancorp, Inc....................................  22,533     378,104
    HopFed Bancorp, Inc..................................       6          99
    Horace Mann Educators Corp...........................   4,956     216,577
    Horizon Bancorp, inc.................................   6,336     133,119
    Houlihan Lokey, Inc..................................   2,978     146,398
#*  Howard Bancorp, Inc..................................   1,896      30,526
    Huntington Bancshares, Inc...........................  86,510   1,335,714
    IBERIABANK Corp......................................   5,947     494,196
    Independence Holding Co..............................   2,048      71,168
#   Independent Bank Corp................................   3,791     335,124
    Independent Bank Corp................................   2,619      64,166
#   Independent Bank Group, Inc..........................   4,737     317,853
    Interactive Brokers Group, Inc., Class A.............  15,444     924,478
    Intercontinental Exchange, Inc.......................  12,909     954,104
    International Bancshares Corp........................  11,594     515,353
*   INTL. FCStone, Inc...................................   2,667     142,925
    Invesco, Ltd.........................................  32,741     883,680
    Investar Holding Corp................................     501      13,427
#   Investment Technology Group, Inc.....................   5,700     126,255
    Investors Bancorp, Inc...............................  32,794     410,581
    Investors Title Co...................................     166      31,772
    James River Group Holdings, Ltd......................   5,319     220,153
#   Janus Henderson Group P.L.C..........................  19,570     637,003
    Jefferies Financial Group, Inc.......................  22,577     547,492
    JPMorgan Chase & Co.................................. 148,732  17,096,743
    Kearny Financial Corp................................  16,258     233,302
    Kemper Corp..........................................   9,166     731,447
    KeyCorp..............................................  39,253     819,210
    Kingstone Cos., Inc..................................     707      11,559
    Kinsale Capital Group, Inc...........................   1,210      71,662
    Ladenburg Thalmann Financial Services, Inc...........  20,093      68,115
    Lakeland Bancorp, Inc................................   6,960     135,024
    Lakeland Financial Corp..............................   2,940     142,561
    Lazard, Ltd., Class A................................  19,922   1,081,765
    LCNB Corp............................................     700      13,020
#   LegacyTexas Financial Group, Inc.....................   7,155     313,604
#   Legg Mason, Inc......................................   8,726     297,818
#*  LendingClub Corp.....................................  71,744     295,585
#*  LendingTree, Inc.....................................     680     162,384
    Lincoln National Corp................................  14,045     956,464
#   Live Oak Bancshares, Inc.............................   5,676     161,482
    Loews Corp...........................................  20,714   1,051,857
    LPL Financial Holdings, Inc..........................  19,862   1,316,652
    M&T Bank Corp........................................   4,642     804,691
    Macatawa Bank Corp...................................   4,300      52,761
    Maiden Holdings, Ltd.................................  14,428     125,524
#   Manning & Napier, Inc................................   1,962       5,984
*   Markel Corp..........................................     927   1,084,590
#   MarketAxess Holdings, Inc............................   1,798     348,398
    Marlin Business Services Corp........................   1,780      54,824
    Marsh & McLennan Cos., Inc...........................  14,559   1,213,638
    MB Financial, Inc....................................   8,599     416,622

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U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
FINANCIALS -- (Continued)
#*  MBIA, Inc............................................ 17,849 $  182,952
    MBT Financial Corp...................................  3,354     38,236
    Mercantile Bank Corp.................................  2,362     83,898
#   Mercury General Corp.................................  9,144    470,276
    Meridian Bancorp, Inc................................  8,479    155,166
#   Meta Financial Group, Inc............................  1,649    147,503
    MetLife, Inc......................................... 30,227  1,382,583
*   MGIC Investment Corp................................. 12,754    159,170
    Midland States Bancorp, Inc..........................    602     20,275
#   MidSouth Bancorp, Inc................................  1,200     16,980
    MidWestOne Financial Group, Inc......................  1,517     48,787
    Moelis & Co., Class A................................  4,390    279,204
    Moody's Corp.........................................  4,341    742,832
    Morgan Stanley....................................... 55,190  2,790,406
    Morningstar, Inc.....................................  5,558    733,656
    MSCI, Inc............................................  5,305    881,638
    MutualFirst Financial, Inc...........................  1,200     46,080
    Nasdaq, Inc..........................................  9,599    877,349
    National Bank Holdings Corp., Class A................  5,328    210,882
#   National Bankshares, Inc.............................    518     24,476
#*  National Commerce Corp...............................  1,258     54,849
#   National General Holdings Corp....................... 16,172    446,024
    National Western Life Group, Inc., Class A...........    548    177,552
    Navient Corp......................................... 37,660    497,489
    Navigators Group, Inc. (The).........................  4,910    296,318
    NBT Bancorp, Inc.....................................  7,692    309,526
    Nelnet, Inc., Class A................................  4,956    291,314
#   New York Community Bancorp, Inc...................... 49,069    528,473
>>  NewStar Financial, Inc...............................  6,871      3,382
*   NI Holdings, Inc.....................................  1,023     17,105
*   Nicholas Financial, Inc..............................    801      7,369
*   Nicolet Bankshares, Inc..............................    820     45,387
*   NMI Holdings, Inc., Class A.......................... 10,763    224,947
    Northern Trust Corp..................................  7,888    861,527
    Northfield Bancorp, Inc..............................  8,607    143,393
    Northrim BanCorp, Inc................................    900     36,270
#   Northwest Bancshares, Inc............................ 18,491    333,208
    OceanFirst Financial Corp............................  8,012    233,710
*   Ocwen Financial Corp................................. 14,518     57,782
#   OFG Bancorp..........................................  7,678    127,839
    Old Line Bancshares, Inc.............................  1,300     44,564
#   Old National Bancorp................................. 26,438    514,219
    Old Republic International Corp...................... 31,739    676,358
#   Old Second Bancorp, Inc..............................  4,090     63,395
*   On Deck Capital, Inc................................. 10,484     71,711
*   OneMain Holdings, Inc................................ 20,348    676,571
    Oppenheimer Holdings, Inc., Class A..................  3,256     96,215
#   Opus Bank............................................  5,305    150,131
#   Oritani Financial Corp...............................  6,197     99,152
#   Orrstown Financial Services, Inc.....................    909     23,907
*   Pacific Mercantile Bancorp...........................  2,550     24,990
#*  Pacific Premier Bancorp, Inc.........................  7,476    276,612
    PacWest Bancorp......................................  9,937    499,036
#   Park National Corp...................................  2,023    221,559
    Peapack Gladstone Financial Corp.....................  2,762     90,815
    Penns Woods Bancorp, Inc.............................    829     37,802
*   PennyMac Financial Services, Inc., Class A...........  5,123     98,105
    Peoples Bancorp, Inc.................................  2,534     91,781
    Peoples Financial Services Corp......................    400     18,440

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
FINANCIALS -- (Continued)
#   People's United Financial, Inc....................... 38,250 $  697,297
    People's Utah Bancorp................................  1,400     50,890
*   PHH Corp.............................................  7,228     78,568
#   Pinnacle Financial Partners, Inc.....................  7,496    468,500
    Piper Jaffray Cos....................................  2,600    201,110
#   PJT Partners, Inc., Class A..........................  2,260    136,075
    PNC Financial Services Group, Inc. (The)............. 13,631  1,974,178
    Popular, Inc......................................... 10,477    519,974
#*  PRA Group, Inc.......................................  7,470    292,824
#   Preferred Bank.......................................  1,595     99,273
    Premier Financial Bancorp, Inc.......................  1,898     36,081
    Primerica, Inc.......................................  7,904    907,379
    Principal Financial Group, Inc....................... 23,225  1,348,908
#   ProAssurance Corp....................................  8,812    363,936
    Progressive Corp. (The).............................. 22,292  1,337,743
#   Prosperity Bancshares, Inc...........................  7,135    500,520
    Protective Insurance Corp., Class B..................  2,066     48,241
    Provident Financial Holdings, Inc....................  1,300     24,115
    Provident Financial Services, Inc.................... 11,857    302,828
    Prudential Bancorp, Inc..............................    845     16,013
    Prudential Financial, Inc............................ 12,165  1,227,570
    Pzena Investment Management, Inc., Class A...........  1,300     12,675
    QCR Holdings, Inc....................................  1,925     83,641
    Radian Group, Inc.................................... 10,400    199,160
    Raymond James Financial, Inc.........................  9,046    828,523
*   Regional Management Corp.............................  1,515     50,253
    Regions Financial Corp............................... 84,808  1,578,277
    Reinsurance Group of America, Inc....................  4,547    643,400
    RenaissanceRe Holdings, Ltd..........................  3,937    519,093
#   Renasant Corp........................................  8,429    376,608
    Republic Bancorp, Inc., Class A......................  2,487    119,053
#*  Republic First Bancorp, Inc..........................  6,280     49,612
    Riverview Bancorp, Inc...............................    100        910
#   RLI Corp.............................................  5,011    374,622
    S&P Global, Inc......................................  7,181  1,439,360
#   S&T Bancorp, Inc.....................................  5,693    254,819
#*  Safeguard Scientifics, Inc...........................  1,519     17,317
    Safety Insurance Group, Inc..........................  2,590    237,244
    Sandy Spring Bancorp, Inc............................  5,669    221,715
    Santander Consumer USA Holdings, Inc................. 33,396    642,539
#   SB One Bancorp.......................................    800     22,920
#*  Seacoast Banking Corp. of Florida....................  3,832    112,316
    SEI Investments Co...................................  5,916    354,605
    Selective Insurance Group, Inc.......................  6,923    413,995
#   ServisFirst Bancshares, Inc..........................  7,036    297,271
    Shore Bancshares, Inc................................  1,532     29,598
    SI Financial Group, Inc..............................  1,043     14,550
    Sierra Bancorp.......................................  1,944     57,426
*   Signature Bank.......................................  3,424    375,647
    Silvercrest Asset Management Group, Inc., Class A....    800     13,960
#   Simmons First National Corp., Class A................ 16,367    487,737
*   SLM Corp............................................. 57,783    652,370
    South State Corp.....................................  4,718    394,897
*   Southern First Bancshares, Inc.......................    700     30,765
    Southern Missouri Bancorp, Inc.......................    512     20,296
    Southern National Bancorp of Virginia, Inc...........  3,254     57,075
    Southside Bancshares, Inc............................  5,693    195,213
#   State Auto Financial Corp............................  6,670    215,708
    State Bank Financial Corp............................  5,995    188,543

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
    State Street Corp....................................  13,979 $ 1,234,485
#   Sterling Bancorp.....................................  27,966     620,845
    Stewart Information Services Corp....................   3,962     180,033
    Stifel Financial Corp................................   7,579     417,830
    Stock Yards Bancorp, Inc.............................   2,400      91,560
    Summit Financial Group, Inc..........................   1,249      31,974
#   SunTrust Banks, Inc..................................  17,048   1,228,649
*   SVB Financial Group..................................   3,649   1,123,454
    Synchrony Financial..................................  34,802   1,007,170
    Synovus Financial Corp...............................  14,513     717,232
    T Rowe Price Group, Inc..............................  14,436   1,719,039
    TCF Financial Corp...................................  23,656     594,002
    TD Ameritrade Holding Corp...........................   7,786     444,970
    Territorial Bancorp, Inc.............................   1,300      39,650
*   Texas Capital Bancshares, Inc........................   5,537     502,760
#   TFS Financial Corp...................................  10,988     167,237
*   Third Point Reinsurance, Ltd.........................  15,019     189,239
    Timberland Bancorp, Inc..............................     500      18,110
    Tiptree, Inc.........................................   5,339      36,305
#   Tompkins Financial Corp..............................   1,833     157,051
    Torchmark Corp.......................................   7,284     641,502
    Towne Bank...........................................  12,538     404,977
    Travelers Cos., Inc. (The)...........................  15,046   1,958,086
    TriCo Bancshares.....................................   3,256     126,398
*   TriState Capital Holdings, Inc.......................   4,350     127,890
*   Triumph Bancorp, Inc.................................   3,022     115,894
    TrustCo Bank Corp. NY................................  13,664     124,342
#   Trustmark Corp.......................................  11,548     406,374
    U.S. Bancorp.........................................  54,784   2,904,100
#   UMB Financial Corp...................................   5,552     399,133
    Umpqua Holdings Corp.................................  22,076     470,219
#   Union Bankshares Corp................................  11,472     464,731
#   United Bankshares, Inc...............................   9,750     360,262
    United Community Banks, Inc..........................  13,224     397,117
    United Community Financial Corp......................   6,434      67,235
    United Financial Bancorp, Inc........................   8,746     153,142
    United Fire Group, Inc...............................   3,989     240,497
    United Insurance Holdings Corp.......................   6,562     136,227
    United Security Bancshares...........................     402       4,322
#   Universal Insurance Holdings, Inc....................   6,041     268,220
    Univest Corp. of Pennsylvania........................   4,401     120,147
    Unum Group...........................................  15,269     606,637
#   Valley National Bancorp..............................  34,142     397,754
#   Value Line, Inc......................................     213       4,859
*   Veritex Holdings, Inc................................   2,413      74,369
#   Virtu Financial, Inc., Class A.......................   7,130     143,669
#   Virtus Investment Partners, Inc......................   1,053     140,312
    Voya Financial, Inc..................................  11,772     594,721
#   Waddell & Reed Financial, Inc., Class A..............  12,818     265,461
    Walker & Dunlop, Inc.................................   6,136     363,619
#   Washington Federal, Inc..............................   8,533     286,282
    Washington Trust Bancorp, Inc........................   2,152     125,784
    Waterstone Financial, Inc............................   4,026      68,442
#   Webster Financial Corp...............................   9,873     637,105
    Wells Fargo & Co..................................... 197,017  11,287,104
#   WesBanco, Inc........................................   7,815     381,919
    West Bancorporation, Inc.............................   1,799      44,615
#   Westamerica Bancorporation...........................   3,633     218,053
*   Western Alliance Bancorp.............................  12,318     698,677

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
FINANCIALS -- (Continued)
    Western New England Bancorp, Inc.....................   3,241 $     35,165
    Westwood Holdings Group, Inc.........................   1,130       65,958
#   White Mountains Insurance Group, Ltd.................     541      493,949
    Willis Towers Watson P.L.C...........................   5,455      869,636
    Wintrust Financial Corp..............................   6,059      531,556
#   WisdomTree Investments, Inc..........................  12,160      106,278
*   WMIH Corp............................................ 115,437      156,994
#*  World Acceptance Corp................................   1,307      130,582
    WR Berkley Corp......................................   9,650      731,566
    WSFS Financial Corp..................................   4,447      252,145
    XL Group, Ltd........................................  11,691      657,385
#   Zions Bancorporation.................................  14,707      760,352
                                                                  ------------
TOTAL FINANCIALS.........................................          228,313,818
                                                                  ------------
HEALTHCARE -- (6.3%)
    Abaxis, Inc..........................................   2,536      210,488
    Abbott Laboratories..................................  45,688    2,994,392
*   ABIOMED, Inc.........................................   1,360      482,161
#*  Acadia Healthcare Co., Inc...........................  11,143      439,926
#*  Accuray, Inc.........................................  13,657       52,579
#   Aceto Corp...........................................   3,079       10,068
*   Achillion Pharmaceuticals, Inc.......................  21,184       54,655
#*  Aclaris Therapeutics, Inc............................     932       15,974
#*  Acorda Therapeutics, Inc.............................   6,805      169,785
*   Addus HomeCare Corp..................................   1,312       86,789
#*  Aduro Biotech, Inc...................................   2,163       12,654
#*  Adverum Biotechnologies, Inc.........................   9,125       42,888
    Aetna, Inc...........................................   8,935    1,683,265
#*  Agios Pharmaceuticals, Inc...........................     965       83,386
#*  Akorn, Inc...........................................  15,300      283,356
*   Albireo Pharma, Inc..................................     887       27,985
#*  Alder Biopharmaceuticals, Inc........................   3,996       75,724
*   Alexion Pharmaceuticals, Inc.........................   3,764      500,461
*   Align Technology, Inc................................   1,400      499,310
#*  Alkermes P.L.C.......................................   2,264       99,276
*   Allscripts Healthcare Solutions, Inc.................  24,653      301,753
#*  Alnylam Pharmaceuticals, Inc.........................   1,454      138,130
#*  AMAG Pharmaceuticals, Inc............................   7,011      154,593
*   Amedisys, Inc........................................   3,520      329,578
#*  American Renal Associates Holdings, Inc..............   5,573       89,670
    AmerisourceBergen Corp...............................  11,492      940,390
    Amgen, Inc...........................................  23,111    4,542,467
#*  AMN Healthcare Services, Inc.........................   9,797      592,719
#*  Amphastar Pharmaceuticals, Inc.......................   4,515       78,787
*   AngioDynamics, Inc...................................   5,619      118,786
*   Anika Therapeutics, Inc..............................   2,097       83,943
    Anthem, Inc..........................................   9,465    2,394,645
#*  Applied Genetic Technologies Corp....................     868        3,472
*   Aptevo Therapeutics, Inc.............................   1,916        8,086
#*  Aratana Therapeutics, Inc............................     479        2,172
*   Ardelyx, Inc.........................................   4,740       19,197
#*  Atara Biotherapeutics, Inc...........................   1,730       64,962
*   athenahealth, Inc....................................   2,881      434,196
    Atrion Corp..........................................     296      203,648
#*  Avanos Medical, Inc..................................   8,030      443,256
    Baxter International, Inc............................   9,233      668,931
#*  BioMarin Pharmaceutical, Inc.........................   3,654      367,446
#*  BioScrip, Inc........................................   8,098       21,460
*   BioSpecifics Technologies Corp.......................   1,201       54,646

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
HEALTHCARE -- (Continued)
*   BioTelemetry, Inc....................................  2,116 $  111,090
#*  Bluebird Bio, Inc....................................  1,628    252,177
*   Boston Scientific Corp............................... 28,039    942,391
#*  Brookdale Senior Living, Inc......................... 29,658    284,420
    Bruker Corp.......................................... 14,014    454,054
#*  Cambrex Corp.........................................  6,933    433,313
    Cantel Medical Corp..................................  3,345    310,115
#*  Capital Senior Living Corp...........................  2,106     21,039
    Cardinal Health, Inc................................. 19,986    998,301
#*  Castlight Health, Inc., Class B......................  4,188     13,820
*   Celldex Therapeutics, Inc............................  8,800      4,092
*   Centene Corp......................................... 10,869  1,416,557
*   Cerner Corp.......................................... 16,737  1,039,033
    Chemed Corp..........................................  1,509    476,889
*   ChemoCentryx, Inc....................................  5,991     69,256
    Cigna Corp........................................... 12,494  2,241,673
*   Civitas Solutions, Inc...............................  6,186    101,141
#   Computer Programs & Systems, Inc.....................    864     26,957
*   Concert Pharmaceuticals, Inc.........................  4,356     69,652
    CONMED Corp..........................................  3,906    289,044
*   CorVel Corp..........................................  3,700    212,195
*   Cotiviti Holdings, Inc...............................  6,756    301,588
*   Cross Country Healthcare, Inc........................  7,273     85,312
*   CryoLife, Inc........................................  3,483    103,793
#*  Cumberland Pharmaceuticals, Inc......................  1,600      9,760
#*  Cutera, Inc..........................................  1,041     41,640
    CVS Health Corp...................................... 51,875  3,364,612
#*  Cymabay Therapeutics, Inc............................  1,551     17,356
*   DaVita, Inc.......................................... 15,473  1,087,442
#   DENTSPLY SIRONA, Inc................................. 10,044    483,217
#*  Depomed, Inc.........................................  8,079     71,580
#*  DexCom, Inc..........................................    979     93,132
    Digirad Corp.........................................  2,900      4,785
#*  Diplomat Pharmacy, Inc...............................  9,609    199,675
*   Edwards Lifesciences Corp............................  3,633    517,521
*   Emergent BioSolutions, Inc...........................  6,778    368,384
#*  Enanta Pharmaceuticals, Inc..........................  2,233    217,762
    Encompass Health Corp................................ 21,050  1,592,011
    Ensign Group, Inc. (The).............................  8,378    302,194
*   Envision Healthcare Corp.............................  9,607    425,206
#*  Evolent Health, Inc., Class A........................ 11,772    237,794
#*  Exact Sciences Corp..................................  1,505     87,967
#*  Exelixis, Inc........................................ 22,286    461,320
*   Express Scripts Holding Co........................... 36,624  2,910,143
#*  FibroGen, Inc........................................  1,436     90,612
*   Five Star Senior Living, Inc.........................    859      1,117
*   FONAR Corp...........................................  1,170     30,537
*   Globus Medical, Inc., Class A........................  5,985    308,108
*   Haemonetics Corp.....................................  4,699    458,810
#*  Halozyme Therapeutics, Inc........................... 12,193    220,693
#*  HealthEquity, Inc....................................  1,797    135,674
    HealthStream, Inc....................................  4,637    130,207
#*  Henry Schein, Inc....................................  9,390    745,660
#*  Heska Corp...........................................    826     82,807
    Hill-Rom Holdings, Inc...............................  8,362    787,700
*   HMS Holdings Corp....................................  9,021    215,873
*   Hologic, Inc......................................... 30,757  1,319,783
#*  Horizon Pharma P.L.C................................. 19,518    344,102
    Humana, Inc..........................................  7,085  2,225,965

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
HEALTHCARE -- (Continued)
*   ICU Medical, Inc.....................................  1,689 $  484,405
*   IDEXX Laboratories, Inc..............................  2,828    692,662
*   Immune Design Corp...................................  4,095     15,561
#*  Immunomedics Inc.....................................  2,262     54,130
*   Incyte Corp..........................................    900     59,886
*   Innoviva, Inc........................................ 11,473    162,343
*   Inogen, Inc..........................................  1,168    232,724
#*  Inovalon Holdings, Inc., Class A.....................  2,672     28,457
#*  Insulet Corp.........................................  1,301    108,191
*   Integer Holdings Corp................................  4,638    331,385
*   Integra LifeSciences Holdings Corp...................  6,178    385,075
*   Intuitive Surgical, Inc..............................  1,089    553,419
#   Invacare Corp........................................  5,484     97,889
#*  Ionis Pharmaceuticals, Inc...........................  1,496     65,345
*   IQVIA Holdings, Inc..................................  8,048    981,373
*   Jazz Pharmaceuticals P.L.C...........................  4,107    710,840
*   K2M Group Holdings, Inc..............................    962     19,596
#*  Karyopharm Therapeutics, Inc.........................  3,469     61,679
*   Kindred Biosciences, Inc.............................  4,043     54,783
*   Laboratory Corp. of America Holdings.................  6,563  1,150,756
#*  Lannett Co., Inc.....................................  1,300     16,575
*   Lantheus Holdings, Inc...............................  5,434     78,521
#   LeMaitre Vascular, Inc...............................  1,973     71,028
#*  LHC Group, Inc.......................................  5,149    443,226
#*  LivaNova P.L.C.......................................  5,324    586,332
#*  Loxo Oncology, Inc...................................    609    102,062
    Luminex Corp.........................................  6,640    224,830
#*  MacroGenics, Inc.....................................  3,338     68,930
#*  Madrigal Pharmaceuticals, Inc........................    207     53,205
#*  Magellan Health, Inc.................................  4,058    295,220
#*  Mallinckrodt P.L.C................................... 14,740    345,653
*   Masimo Corp..........................................  4,163    413,885
    McKesson Corp........................................  9,842  1,236,155
#*  Medidata Solutions, Inc..............................  1,924    142,972
*   Medpace Holdings, Inc................................  3,664    224,860
    Medtronic P.L.C...................................... 29,544  2,665,755
#*  Melinta Therapeutics, Inc............................  1,786      9,466
    Meridian Bioscience, Inc.............................  7,966    125,863
*   Merit Medical Systems, Inc...........................  5,423    294,469
*   Mettler-Toledo International, Inc....................  1,455    862,102
#*  MiMedx Group, Inc....................................  1,700      7,225
#*  Mirati Therapeutics, Inc.............................  2,200    135,080
#*  Molina Healthcare, Inc...............................  4,094    426,144
#*  Momenta Pharmaceuticals, Inc.........................  7,823    231,561
#*  Myriad Genetics, Inc.................................  9,779    427,831
*   NantKwest, Inc.......................................  3,700     12,950
    National HealthCare Corp.............................  2,006    144,592
    National Research Corp., Class A.....................  2,270     86,147
*   Natus Medical, Inc...................................  3,052    111,398
#*  Nektar Therapeutics..................................    750     39,450
#*  Neogen Corp..........................................  1,490    122,776
#*  NeoGenomics, Inc.....................................  5,221     73,094
*   Neurocrine Biosciences, Inc..........................  1,450    145,711
#*  NewLink Genetics Corp................................    540      2,041
#*  NuVasive, Inc........................................  8,351    484,776
#*  Nuvectra Corp........................................    663     10,396
#*  Omnicell, Inc........................................  2,910    173,145
#*  OPKO Health, Inc..................................... 27,341    153,656
*   OraSure Technologies, Inc............................  4,389     73,691

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CONTINUED

                                                          SHARES   VALUE+
                                                          ------ -----------
HEALTHCARE -- (Continued)
*   Orthofix International NV............................  2,488 $   150,499
*   Otonomy, Inc.........................................  4,367      14,411
#   Owens & Minor, Inc...................................  9,088     171,491
#   Patterson Cos., Inc.................................. 12,254     300,468
#*  PDL BioPharma, Inc................................... 20,904      52,469
*   Penumbra, Inc........................................    413      58,749
    Phibro Animal Health Corp., Class A..................  3,118     149,352
#*  PRA Health Sciences, Inc.............................  6,179     649,660
#*  Premier, Inc., Class A...............................  9,409     351,897
#*  Prestige Brands Holdings, Inc........................  8,493     303,455
*   Providence Service Corp. (The).......................  1,714     120,117
*   Quality Systems, Inc.................................  7,770     156,410
    Quest Diagnostics, Inc............................... 10,539   1,135,261
*   Quidel Corp..........................................  2,907     197,269
#*  R1 RCM, Inc.......................................... 12,516     100,378
*   RadNet, Inc..........................................  4,821      64,601
*   Regeneron Pharmaceuticals, Inc.......................    968     356,234
#*  Repligen Corp........................................  4,931     238,315
    ResMed, Inc..........................................  6,067     641,767
#*  Retrophin, Inc.......................................  4,500     124,380
*   RTI Surgical, Inc....................................  9,786      45,016
#*  Sage Therapeutics, Inc...............................    820     118,342
#*  Sarepta Therapeutics, Inc............................    852      99,036
*   SeaSpine Holdings Corp...............................    959      13,388
#*  Seattle Genetics, Inc................................  1,921     135,238
*   Select Medical Holdings Corp......................... 23,947     498,098
#   Simulations Plus, Inc................................  2,208      39,192
#*  Spectrum Pharmaceuticals, Inc........................  6,657     141,728
#*  Stemline Therapeutics, Inc...........................  3,016      46,446
#   STERIS P.L.C.........................................  3,986     456,277
    Stryker Corp.........................................  5,714     932,811
#*  Supernus Pharmaceuticals, Inc........................  6,915     366,149
*   Surmodics, Inc.......................................  1,299      76,381
#*  Syneos Health, Inc................................... 10,240     504,576
*   Synlogic, Inc........................................  2,058      19,283
*   Syros Pharmaceuticals, Inc...........................  1,876      18,985
#*  Teladoc Inc..........................................  1,442      86,304
#   Teleflex, Inc........................................  1,856     506,150
#*  Tetraphase Pharmaceuticals, Inc......................  2,427       6,965
#*  Tivity Health, Inc...................................  6,738     227,071
#*  Triple-S Management Corp., Class B...................  2,795      99,250
*   United Therapeutics Corp.............................  7,208     885,935
#   US Physical Therapy, Inc.............................  1,720     180,170
    Utah Medical Products, Inc...........................    296      28,712
*   Varex Imaging Corp...................................  5,401     206,534
*   Varian Medical Systems, Inc..........................  3,890     449,101
*   Veeva Systems, Inc., Class A.........................  2,151     162,680
*   Vertex Pharmaceuticals, Inc..........................  1,325     231,941
*   Waters Corp..........................................  2,974     586,681
*   WellCare Health Plans, Inc...........................  3,081     823,921
#   West Pharmaceutical Services, Inc....................  3,600     394,740
#*  Wright Medical Group NV..............................  2,357      59,939
#*  Xencor, Inc..........................................  1,836      68,336
    Zimmer Biomet Holdings, Inc..........................  6,980     876,130
    Zoetis, Inc.......................................... 13,251   1,145,946
                                                                 -----------
TOTAL HEALTHCARE.........................................         82,979,013
                                                                 -----------
INDUSTRIALS -- (12.3%)
    3M Co................................................ 14,850   3,152,952

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CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
INDUSTRIALS -- (Continued)
#   AAON, Inc............................................  8,345 $  315,024
    AAR Corp.............................................  5,716    270,996
#   ABM Industries, Inc.................................. 11,174    348,629
*   Acacia Research Corp.................................  2,366      8,991
    ACCO Brands Corp..................................... 18,062    231,194
#   Actuant Corp., Class A...............................  6,617    188,915
#   Acuity Brands, Inc...................................  2,912    404,855
*   Advanced Disposal Services, Inc......................  9,194    226,172
    Advanced Drainage Systems, Inc.......................  8,910    249,035
#*  AECOM................................................ 15,988    536,557
#*  Aegion Corp..........................................  5,936    147,094
    AGCO Corp............................................  9,883    622,827
#   Air Lease Corp....................................... 15,128    665,027
*   Air Transport Services Group, Inc.................... 14,474    326,099
    Aircastle, Ltd....................................... 14,004    290,303
    Alamo Group, Inc.....................................  1,500    139,500
#   Alaska Air Group, Inc................................ 14,000    879,620
#   Albany International Corp., Class A..................  4,145    274,192
#   Allegiant Travel Co..................................  2,878    355,721
#   Allegion P.L.C.......................................  5,754    469,181
    Allied Motion Technologies, Inc......................  1,625     74,555
    Allison Transmission Holdings, Inc................... 15,295    718,865
    Altra Industrial Motion Corp.........................  4,648    204,047
#   AMERCO...............................................  1,383    521,502
*   Ameresco, Inc., Class A..............................  3,516     47,114
#   American Airlines Group, Inc......................... 16,542    654,071
#   American Railcar Industries, Inc.....................  1,731     78,882
*   American Woodmark Corp...............................  3,415    284,982
    AMETEK, Inc.......................................... 15,948  1,240,754
#   AO Smith Corp........................................  7,741    460,822
#   Apogee Enterprises, Inc..............................  4,460    226,390
    Applied Industrial Technologies, Inc.................  6,789    506,799
*   ARC Document Solutions, Inc..........................  6,764     17,451
    ArcBest Corp.........................................  4,841    225,349
    Arconic, Inc......................................... 16,980    368,296
    Argan, Inc...........................................  2,682    102,989
*   Armstrong Flooring, Inc..............................  4,306     56,279
*   Armstrong World Industries, Inc......................  7,003    475,504
*   Arotech Corp.........................................  3,345     13,046
*   ASGN, Inc............................................  7,939    716,892
#   Astec Industries, Inc................................  3,697    181,634
#*  Astronics Corp.......................................  3,163    129,715
#*  Astronics Corp., Class B.............................    474     19,434
#*  Atkore International Group, Inc......................  7,343    173,735
*   Atlas Air Worldwide Holdings, Inc....................  5,242    351,476
#*  Avis Budget Group, Inc...............................  9,490    330,726
*   Axon Enterprise, Inc.................................  1,287     87,426
    AZZ, Inc.............................................  3,233    175,229
#*  Babcock & Wilcox Enterprises, Inc....................  6,411     13,784
    Barnes Group, Inc....................................  6,940    470,879
    Barrett Business Services, Inc.......................  1,545    141,955
#*  Beacon Roofing Supply, Inc...........................  8,793    370,009
    BG Staffing, Inc.....................................    988     25,984
#*  Blue Bird Corp.......................................  2,770     62,464
*   BlueLinx Holdings, Inc...............................  1,694     57,715
*   BMC Stock Holdings, Inc.............................. 10,755    236,610
    Brady Corp., Class A.................................  6,607    252,718
#   Briggs & Stratton Corp...............................  5,115     90,484
    Brink's Co. (The)....................................  9,038    721,684

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CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
INDUSTRIALS -- (Continued)
#*  Broadwind Energy, Inc................................  2,383 $    5,552
*   Builders FirstSource, Inc............................ 22,567    404,626
#*  CAI International, Inc...............................  3,296     75,676
    Carlisle Cos., Inc...................................  5,785    710,629
*   Casella Waste Systems, Inc., Class A.................  4,849    133,638
*   CBIZ, Inc............................................  7,764    170,808
#   CECO Environmental Corp..............................  5,117     35,154
#   CH Robinson Worldwide, Inc...........................  9,788    902,747
#*  Chart Industries, Inc................................  4,374    341,566
#*  Cimpress NV..........................................  2,752    401,985
    Cintas Corp..........................................  5,358  1,095,604
#   CIRCOR International, Inc............................  3,070    136,155
*   Civeo Corp........................................... 17,232     65,654
#*  Clean Harbors, Inc...................................  9,329    531,100
#*  Colfax Corp.......................................... 12,101    390,862
    Columbus McKinnon Corp...............................  2,711    111,585
    Comfort Systems USA, Inc.............................  5,860    325,523
*   Commercial Vehicle Group, Inc........................ 12,439     87,197
*   Continental Building Products, Inc...................  6,680    213,092
    Copa Holdings SA, Class A............................  3,582    348,672
*   Copart, Inc.......................................... 12,093    694,017
    Costamare, Inc....................................... 13,178     91,455
*   CoStar Group, Inc....................................  1,201    499,436
#   Covanta Holding Corp................................. 21,972    395,496
*   Covenant Transportation Group, Inc., Class A.........  2,890     83,752
*   CPI Aerostructures, Inc..............................  1,046      9,832
    CRA International, Inc...............................  1,211     65,539
    Crane Co.............................................  6,335    573,761
*   CSW Industrials, Inc.................................  1,972    106,981
    CSX Corp............................................. 38,881  2,748,109
    Cummins, Inc.........................................  4,923    703,054
    Curtiss-Wright Corp..................................  6,112    813,079
    Deere & Co........................................... 13,396  1,939,607
    Delta Air Lines, Inc................................. 57,970  3,154,727
    Deluxe Corp..........................................  8,361    492,714
#   DMC Global, Inc......................................  2,624    107,715
#   Donaldson Co., Inc................................... 14,205    677,578
    Douglas Dynamics, Inc................................  4,778    234,600
#   Dover Corp........................................... 11,458    950,785
*   Ducommun, Inc........................................  1,848     61,594
    Dun & Bradstreet Corp. (The).........................  2,937    369,739
*   DXP Enterprises, Inc.................................  1,836     75,900
#*  Dycom Industries, Inc................................  5,823    519,179
*   Eagle Bulk Shipping, Inc.............................  4,170     23,978
    Eastern Co. (The)....................................    312      9,204
    Eaton Corp. P.L.C.................................... 14,733  1,225,344
#*  Echo Global Logistics, Inc...........................  5,412    186,443
    EMCOR Group, Inc.....................................  9,324    717,482
    Emerson Electric Co.................................. 16,939  1,224,351
    Encore Wire Corp.....................................  3,557    173,404
    EnerSys..............................................  5,462    448,266
*   Engility Holdings, Inc...............................  4,955    171,443
    Ennis, Inc...........................................  3,943     85,760
    EnPro Industries, Inc................................  3,758    287,074
    Equifax, Inc.........................................  8,122  1,019,311
#   ESCO Technologies, Inc...............................  3,134    195,092
    Espey Manufacturing & Electronics Corp...............    200      5,180
#   Essendant, Inc.......................................  4,286     71,276
*   Esterline Technologies Corp..........................  5,158    439,977

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CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
INDUSTRIALS -- (Continued)
    Expeditors International of Washington, Inc.......... 11,771 $  896,597
    Exponent, Inc........................................  6,722    328,706
#   Fastenal Co.......................................... 15,148    862,376
    Federal Signal Corp..................................  7,980    189,525
    FedEx Corp........................................... 15,173  3,730,586
#   Flowserve Corp....................................... 10,241    453,984
#   Fluor Corp...........................................  8,161    418,251
    Forrester Research, Inc..............................  3,145    145,456
#   Fortive Corp.........................................  8,556    702,276
    Fortune Brands Home & Security, Inc.................. 10,949    635,042
    Forward Air Corp.....................................  5,175    330,683
*   Franklin Covey Co....................................  1,696     43,333
    Franklin Electric Co., Inc...........................  6,549    323,848
    FreightCar America, Inc..............................  1,800     32,958
*   FTI Consulting, Inc..................................  6,770    534,559
*   Gardner Denver Holdings, Inc.........................  7,056    201,872
#   GATX Corp............................................  4,312    355,050
*   Genco Shipping & Trading, Ltd........................  1,291     19,171
*   Gencor Industries, Inc...............................  1,048     15,720
*   Generac Holdings, Inc................................ 10,947    588,401
#*  Genesee & Wyoming, Inc., Class A.....................  6,385    549,110
#*  Gibraltar Industries, Inc............................  4,567    198,436
    Global Brass & Copper Holdings, Inc..................  6,453    212,626
*   GMS, Inc.............................................  6,537    171,531
*   Golden Ocean Group, Ltd..............................    744      6,956
*   Goldfield Corp. (The)................................  5,963     28,324
    Gorman-Rupp Co. (The)................................  4,380    165,739
*   GP Strategies Corp...................................  2,129     40,238
    Graco, Inc........................................... 10,908    503,295
    Graham Corp..........................................    739     19,680
#   Granite Construction, Inc............................  6,162    332,440
*   Great Lakes Dredge & Dock Corp.......................  8,897     48,044
#   Greenbrier Cos., Inc. (The)..........................  5,550    314,408
    Griffon Corp.........................................  7,377    132,048
    H&E Equipment Services, Inc..........................  7,894    290,420
*   Harsco Corp.......................................... 14,778    374,622
#   Hawaiian Holdings, Inc............................... 10,602    425,140
*   HD Supply Holdings, Inc.............................. 18,815    827,484
#   Healthcare Services Group, Inc.......................  4,968    200,012
#   Heartland Express, Inc............................... 15,098    289,731
#   HEICO Corp...........................................  2,501    191,001
    HEICO Corp., Class A.................................  5,133    332,362
    Heidrick & Struggles International, Inc..............  2,552    104,377
#*  Herc Holdings, Inc...................................  6,636    377,058
*   Heritage-Crystal Clean, Inc..........................  2,711     65,335
    Herman Miller, Inc................................... 10,980    415,593
#*  Hertz Global Holdings, Inc........................... 14,418    219,586
    Hexcel Corp.......................................... 13,716    946,541
*   Hill International, Inc..............................  4,939     27,165
    Hillenbrand, Inc..................................... 12,791    642,108
#   HNI Corp.............................................  7,531    325,866
    Honeywell International, Inc......................... 22,774  3,635,869
*   Houston Wire & Cable Co..............................  3,000     24,000
*   Hub Group, Inc., Class A.............................  4,283    198,731
#   Hubbell, Inc.........................................  5,355    660,004
*   Hudson Global, Inc...................................  2,300      3,910
#*  Hudson Technologies, Inc.............................  5,402      9,832
    Hurco Cos., Inc......................................    876     38,807
*   Huron Consulting Group, Inc..........................  3,546    154,783

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CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
INDUSTRIALS -- (Continued)
#*  Huttig Building Products, Inc........................    812 $    3,735
    Hyster-Yale Materials Handling, Inc..................  1,661    109,227
    ICF International, Inc...............................  2,339    172,267
    IDEX Corp............................................  5,424    833,018
*   IES Holdings, Inc....................................  2,130     38,234
    Illinois Tool Works, Inc.............................  8,687  1,245,108
    Ingersoll-Rand P.L.C................................. 11,702  1,152,764
*   InnerWorkings, Inc................................... 10,091     89,406
#*  Innovative Solutions & Support, Inc..................    400      1,176
    Insperity, Inc.......................................  5,336    507,454
    Insteel Industries, Inc..............................  2,607    107,226
    Interface, Inc....................................... 11,789    264,074
    ITT, Inc............................................. 11,787    667,969
    Jacobs Engineering Group, Inc........................  8,918    603,124
    JB Hunt Transport Services, Inc......................  7,698    922,990
#*  JetBlue Airways Corp................................. 46,286    833,148
#   John Bean Technologies Corp..........................  2,944    325,606
    Johnson Controls International P.L.C................. 37,732  1,415,327
    Kadant, Inc..........................................  1,382    133,501
#   Kaman Corp...........................................  4,466    295,739
    Kansas City Southern.................................  7,171    833,772
    KAR Auction Services, Inc............................ 16,377    973,613
    KBR, Inc............................................. 24,063    480,779
    Kelly Services, Inc., Class A........................  6,650    161,529
    Kennametal, Inc...................................... 14,001    545,479
#*  KeyW Holding Corp. (The).............................  7,421     65,824
    Kforce, Inc..........................................  7,956    300,737
    Kimball International, Inc., Class B.................  8,202    132,462
#*  Kirby Corp...........................................  6,277    523,816
*   KLX, Inc.............................................  4,474    326,826
#   Knight-Swift Transportation Holdings, Inc............ 14,139    460,224
    Knoll, Inc...........................................  8,232    185,632
    Korn/Ferry International.............................  7,567    499,271
    Landstar System, Inc.................................  4,737    526,518
*   Lawson Products, Inc.................................    700     18,935
*   LB Foster Co., Class A...............................  1,400     34,370
    Lennox International, Inc............................  1,866    405,071
    Lincoln Electric Holdings, Inc.......................  6,252    587,313
#   Lindsay Corp.........................................  1,207    113,627
    LS Starrett Co. (The), Class A.......................    230      1,472
#   LSC Communications, Inc..............................  5,785     86,891
    LSI Industries, Inc..................................  3,205     15,672
*   Lydall, Inc..........................................  2,299    106,674
#   Macquarie Infrastructure Corp........................  7,985    362,599
#*  Manitowoc Co., Inc. (The)............................  5,671    150,225
    ManpowerGroup, Inc...................................  6,019    561,332
    Marten Transport, Ltd................................  7,874    172,047
    Masco Corp........................................... 14,363    579,260
*   Masonite International Corp..........................  5,033    343,502
#*  MasTec, Inc.......................................... 14,685    683,587
    Matson, Inc..........................................  8,726    314,136
    Matthews International Corp., Class A................  4,583    240,837
    McGrath RentCorp.....................................  4,273    253,731
#*  Mercury Systems, Inc.................................  5,103    212,948
*   Meritor, Inc......................................... 17,090    352,054
#*  Middleby Corp. (The).................................  4,693    480,939
*   Milacron Holdings Corp............................... 11,371    237,085
    Miller Industries, Inc...............................  1,300     33,865
*   Mistras Group, Inc...................................  3,322     69,895

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CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
INDUSTRIALS -- (Continued)
#   Mobile Mini, Inc.....................................  6,113 $  260,719
    Moog, Inc., Class A..................................  4,615    346,171
#*  MRC Global, Inc......................................  8,829    199,977
#   MSA Safety, Inc......................................  1,661    167,562
    MSC Industrial Direct Co., Inc., Class A.............  6,553    554,580
    Mueller Industries, Inc.............................. 10,050    332,755
    Mueller Water Products, Inc., Class A................ 27,861    344,083
#   Multi-Color Corp.....................................  3,128    207,543
*   MYR Group, Inc.......................................  2,344     86,470
#*  Navigant Consulting, Inc.............................  5,929    129,015
*   Navistar International Corp..........................  6,706    288,827
*   NCI Building Systems, Inc............................ 11,654    185,881
*   Nexeo Solutions, Inc.................................  6,008     54,553
#   Nielsen Holdings P.L.C............................... 25,641    604,102
*   NL Industries, Inc...................................  7,700     65,835
#   NN, Inc..............................................  5,147    110,661
#   Nordson Corp.........................................  3,990    535,099
    Norfolk Southern Corp................................ 14,114  2,385,266
*   Northwest Pipe Co....................................  1,465     28,655
#*  NOW, Inc............................................. 19,244    287,698
#*  NV5 Global, Inc......................................  1,346    101,354
*   nVent Electric P.L.C................................. 17,797    487,638
    Old Dominion Freight Line, Inc....................... 10,111  1,484,295
#   Omega Flex, Inc......................................  1,381    127,439
*   Orion Group Holdings, Inc............................  3,661     33,571
    Oshkosh Corp.........................................  8,932    672,133
    Owens Corning........................................ 10,297    640,679
    PACCAR, Inc.......................................... 22,871  1,503,082
*   PAM Transportation Services, Inc.....................    751     40,967
    Parker-Hannifin Corp.................................  3,990    674,509
    Park-Ohio Holdings Corp..............................  1,783     66,773
#*  Patrick Industries, Inc..............................  5,181    317,336
#*  Patriot Transportation Holding, Inc..................    133      2,833
#   Pendrell Corp........................................     12      8,268
    Pentair P.L.C........................................ 11,008    491,507
*   Performant Financial Corp............................  6,812     14,646
*   Perma-Pipe International Holdings, Inc...............    300      2,715
*   PGT Innovations, Inc................................. 14,454    346,896
    PICO Holdings, Inc...................................  3,320     40,172
    Pitney Bowes, Inc.................................... 20,722    180,903
    Powell Industries, Inc...............................  1,301     47,682
    Preformed Line Products Co...........................    889     78,054
    Primoris Services Corp...............................  8,827    238,417
#*  Proto Labs, Inc......................................  1,872    233,345
    Quad/Graphics, Inc...................................  7,683    157,962
    Quanex Building Products Corp........................  5,988    105,988
*   Quanta Services, Inc................................. 19,264    656,324
*   Radiant Logistics, Inc...............................  4,889     19,507
    Raven Industries, Inc................................  5,172    200,674
*   RBC Bearings, Inc....................................  1,952    283,782
    RCM Technologies, Inc................................    300      1,458
    Regal Beloit Corp....................................  5,590    480,460
    Reis, Inc............................................    600     12,810
    Republic Services, Inc............................... 13,846  1,003,558
    Resources Connection, Inc............................  5,098     81,058
#*  Revolution Lighting Technologies, Inc................  1,690      6,743
*   Rexnord Corp......................................... 16,200    489,888
*   Roadrunner Transportation Systems, Inc...............  5,113     11,197
    Robert Half International, Inc.......................  9,174    695,022

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
INDUSTRIALS -- (Continued)
    Rockwell Automation, Inc.............................  3,357 $  629,639
#   Rollins, Inc.........................................  7,111    390,678
    Roper Technologies, Inc..............................  1,658    500,550
*   Rush Enterprises, Inc., Class A......................  4,805    216,657
    Ryder System, Inc.................................... 10,547    825,830
*   Saia, Inc............................................  4,422    333,198
#   Schneider National, Inc., Class B....................  7,150    186,901
#   Scorpio Bulkers, Inc.................................  2,837     21,419
#*  Sensata Technologies Holding P.L.C................... 17,180    934,077
*   SIFCO Industries, Inc................................    157        809
    Simpson Manufacturing Co., Inc.......................  6,586    480,515
#*  SiteOne Landscape Supply, Inc........................  3,684    328,465
#   SkyWest, Inc.........................................  9,152    548,205
#   Snap-on, Inc.........................................  4,087    693,114
    Southwest Airlines Co................................ 28,939  1,683,092
*   SP Plus Corp.........................................  3,718    145,002
    Spartan Motors, Inc..................................  4,649     68,573
    Spirit AeroSystems Holdings, Inc., Class A........... 11,333  1,056,802
#*  Spirit Airlines, Inc................................. 11,374    494,087
*   SPX Corp.............................................  3,976    147,510
*   SPX FLOW, Inc........................................  7,029    334,018
    Standex International Corp...........................  1,553    160,968
    Stanley Black & Decker, Inc..........................  5,932    886,656
    Steelcase, Inc., Class A............................. 13,030    179,163
#*  Stericycle, Inc......................................  8,538    596,465
*   Sterling Construction Co., Inc.......................  2,955     39,686
    Sun Hydraulics Corp..................................  3,737    194,548
#*  Sunrun, Inc..........................................  1,319     18,651
    Systemax, Inc........................................  5,216    233,260
#*  Team, Inc............................................  2,690     58,642
*   Teledyne Technologies, Inc...........................  2,542    557,766
    Tennant Co...........................................  1,597    129,916
#   Terex Corp...........................................  9,836    433,964
    Tetra Tech, Inc......................................  7,608    462,566
#*  Textainer Group Holdings, Ltd........................  5,806     92,315
*   Thermon Group Holdings, Inc..........................  3,864     96,870
    Timken Co. (The).....................................  8,658    426,406
    Titan International, Inc.............................  8,488     89,888
#*  Titan Machinery, Inc.................................  2,176     32,945
    Toro Co. (The)....................................... 10,405    626,277
*   TPI Composites, Inc..................................  4,214    129,875
#   TransDigm Group, Inc.................................  1,343    504,350
    TransUnion...........................................  7,072    512,013
#*  Trex Co., Inc........................................  7,128    554,131
*   TriMas Corp..........................................  7,022    207,851
*   TriNet Group, Inc....................................  6,948    374,150
    Trinity Industries, Inc.............................. 19,388    738,683
#   Triton International, Ltd............................ 14,987    527,542
#   Triumph Group, Inc...................................  8,322    173,514
*   TrueBlue, Inc........................................  6,368    172,254
#*  Tutor Perini Corp....................................  8,900    164,650
*   Twin Disc, Inc.......................................  1,100     28,831
*   Ultralife Corp.......................................    900      9,045
#   UniFirst Corp........................................  1,551    290,270
    Union Pacific Corp................................... 27,366  4,101,890
*   United Continental Holdings, Inc..................... 28,621  2,301,128
    United Parcel Service, Inc., Class B................. 19,106  2,290,618
*   United Rentals, Inc..................................  9,078  1,350,806
    United Technologies Corp............................. 38,470  5,221,918

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CONTINUED

                                                          SHARES    VALUE+
                                                          ------ ------------
INDUSTRIALS -- (Continued)
*   Univar, Inc.......................................... 17,407 $    478,518
    Universal Forest Products, Inc.......................  8,028      295,752
    Universal Logistics Holdings, Inc....................  3,206      107,401
    US Ecology, Inc......................................  3,510      237,978
*   USA Truck, Inc.......................................    905       19,747
#*  USG Corp............................................. 19,276      833,109
#   Valmont Industries, Inc..............................  2,743      383,060
*   Vectrus, Inc.........................................  1,615       50,727
#*  Verisk Analytics, Inc................................  8,620      953,544
*   Veritiv Corp.........................................  2,207       84,528
    Viad Corp............................................  3,384      194,242
#*  Vicor Corp...........................................  1,600       92,080
*   Volt Information Sciences, Inc.......................    639        2,428
    VSE Corp.............................................  1,308       56,375
#   Wabash National Corp................................. 10,621      210,296
*   WABCO Holdings, Inc..................................  2,838      356,680
#   Wabtec Corp..........................................  4,470      493,130
*   WageWorks, Inc.......................................  3,959      209,035
    Waste Management, Inc................................ 14,339    1,290,510
#   Watsco, Inc..........................................  3,538      610,340
    Watts Water Technologies, Inc., Class A..............  3,668      313,797
#*  Welbilt, Inc......................................... 16,491      375,995
#   Werner Enterprises, Inc.............................. 12,747      474,826
#*  Wesco Aircraft Holdings, Inc......................... 15,444      184,556
*   WESCO International, Inc.............................  8,104      494,344
#*  Willdan Group, Inc...................................  1,339       37,331
#*  Willis Lease Finance Corp............................    856       26,724
    Woodward, Inc........................................  7,279      605,686
    WW Grainger, Inc.....................................  3,606    1,249,695
#*  XPO Logistics, Inc................................... 14,337    1,429,686
#   Xylem, Inc........................................... 12,472      954,856
*   YRC Worldwide, Inc...................................  2,988       29,103
                                                                 ------------
TOTAL INDUSTRIALS........................................         162,941,229
                                                                 ------------
INFORMATION TECHNOLOGY -- (19.1%)
#*  2U, Inc..............................................    636       48,120
#*  3D Systems Corp......................................  1,097       13,350
    Accenture P.L.C., Class A............................ 17,612    2,806,120
*   ACI Worldwide, Inc................................... 15,408      398,143
    Activision Blizzard, Inc............................. 12,076      886,620
*   Acxiom Corp..........................................  8,765      355,333
*   Adobe Systems, Inc...................................  4,843    1,184,985
    ADTRAN, Inc..........................................  6,536      106,210
*   Advanced Energy Industries, Inc......................  5,643      345,577
#*  Advanced Micro Devices, Inc.......................... 55,227    1,012,311
*   Agilysys, Inc........................................  2,641       43,444
*   Akamai Technologies, Inc............................. 11,311      851,266
#*  Alarm.com Holdings, Inc..............................  4,305      184,555
    Alliance Data Systems Corp...........................  3,350      753,348
*   Alpha & Omega Semiconductor, Ltd.....................  2,773       37,047
*   Alphabet, Inc., Class A..............................  5,286    6,487,085
*   Alphabet, Inc., Class C..............................  5,628    6,850,739
#*  Ambarella, Inc.......................................  1,814       71,073
    Amdocs, Ltd..........................................  7,939      536,518
    American Software, Inc., Class A.....................  2,466       36,891
*   Amkor Technology, Inc................................ 39,662      344,266
    Amphenol Corp., Class A..............................  8,391      784,642
#*  Amtech Systems, Inc..................................    531        3,005
    Analog Devices, Inc..................................  5,474      526,270

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CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
#*  ANGI Homeservices, Inc., Class A.....................   5,477 $    86,044
*   Anixter International, Inc...........................   5,523     402,627
*   ANSYS, Inc...........................................   3,736     630,936
*   Appfolio, Inc., Class A..............................   1,797     129,743
    Apple, Inc........................................... 174,443  33,194,758
    Applied Materials, Inc...............................  36,747   1,787,007
*   Applied Optoelectronics, Inc.........................   1,137      43,695
*   Arista Networks, Inc.................................   2,534     648,020
*   ARRIS International P.L.C............................  21,931     553,977
*   Arrow Electronics, Inc...............................   9,726     737,620
*   Aspen Technology, Inc................................   5,568     533,359
#*  Atlassian Corp. P.L.C., Class A......................     969      70,165
*   Autodesk, Inc........................................   1,994     256,109
    Automatic Data Processing, Inc.......................  10,353   1,397,551
#*  Avid Technology, Inc.................................   4,744      26,614
    Avnet, Inc...........................................  13,751     602,981
    AVX Corp.............................................  20,613     428,338
*   Aware, Inc...........................................   2,169       8,134
*   Axcelis Technologies, Inc............................   4,442      97,724
#*  AXT, Inc.............................................   5,700      43,035
#   Badger Meter, Inc....................................   4,823     251,519
    Bel Fuse, Inc., Class B..............................   1,369      30,803
#   Belden, Inc..........................................   7,034     455,451
    Benchmark Electronics, Inc...........................   7,549     182,686
#   Black Box Corp.......................................   2,162       2,962
*   Black Knight, Inc....................................   8,805     454,778
#   Blackbaud, Inc.......................................   4,232     422,396
    Booz Allen Hamilton Holding Corp.....................  14,872     702,999
#*  Bottomline Technologies de, Inc......................   2,535     136,637
    Broadcom, Inc........................................  10,425   2,311,952
    Broadridge Financial Solutions, Inc..................   6,963     786,680
#*  BroadVision, Inc.....................................     200         400
#   Brooks Automation, Inc...............................   9,789     299,348
#*  BSQUARE Corp.........................................   1,400       3,220
    CA, Inc..............................................  30,042   1,328,157
#   Cabot Microelectronics Corp..........................   2,975     358,339
*   CACI International, Inc., Class A....................   3,266     572,203
*   Cadence Design Systems, Inc..........................  13,085     576,918
#*  CalAmp Corp..........................................   2,256      51,347
*   Calix, Inc...........................................  11,095      78,220
#*  Carbonite, Inc.......................................   1,238      42,463
*   Cardtronics P.L.C., Class A..........................   6,822     172,733
#*  Cars.com, Inc........................................  12,114     343,674
    Cass Information Systems, Inc........................   1,496     100,756
    CCUR Holdings, Inc...................................   1,400       7,182
    CDK Global, Inc......................................   4,118     257,169
    CDW Corp.............................................   8,691     730,826
*   CEVA, Inc............................................   1,793      53,969
#*  Ciena Corp...........................................  13,595     345,313
#*  Cirrus Logic, Inc....................................  10,790     466,775
    Cisco Systems, Inc................................... 183,121   7,744,187
#*  Cision, Ltd..........................................   6,463      97,462
*   Citrix Systems, Inc..................................   8,342     917,370
#*  Clearfield, Inc......................................     600       7,770
    Cognex Corp..........................................   5,612     296,201
    Cognizant Technology Solutions Corp., Class A........  13,240   1,079,060
#*  Coherent, Inc........................................     840     132,770
#   Cohu, Inc............................................   4,350     109,533
*   CommScope Holding Co., Inc...........................  20,226     649,457

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CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
INFORMATION TECHNOLOGY -- (Continued)
    Communications Systems, Inc..........................    400 $    1,444
*   Computer Task Group, Inc.............................  1,668     10,041
    Comtech Telecommunications Corp......................  4,246    142,666
#*  Conduent, Inc........................................ 22,098    396,880
#*  Control4 Corp........................................  1,411     35,882
#   Convergys Corp....................................... 15,633    384,572
*   CoreLogic, Inc....................................... 14,750    718,325
#*  Cray, Inc............................................  5,378    134,181
#*  Cree, Inc............................................ 10,492    494,698
#   CSG Systems International, Inc.......................  6,579    267,568
    CTS Corp.............................................  5,074    177,083
#*  CyberOptics Corp.....................................  1,062     19,913
#   Cypress Semiconductor Corp........................... 33,237    591,951
#   Daktronics, Inc......................................  6,045     51,927
*   Datawatch Corp.......................................    308      3,773
*   Dell Technologies, Inc., Class V.....................  7,117    658,465
*   DHI Group, Inc.......................................  3,750      7,875
#   Diebold Nixdorf, Inc.................................  7,621     86,498
*   Digi International, Inc..............................  3,785     51,098
*   Diodes, Inc..........................................  8,033    298,506
    Dolby Laboratories, Inc., Class A....................  5,104    328,953
*   DSP Group, Inc.......................................  4,082     51,025
    DXC Technology Co.................................... 12,281  1,040,692
*   Eastman Kodak Co.....................................  2,896      9,122
*   eBay, Inc............................................ 48,514  1,622,793
#   Ebix, Inc............................................  3,114    247,096
*   EchoStar Corp., Class A..............................  5,662    254,733
#*  Electro Scientific Industries, Inc...................  5,745    103,582
*   Electronic Arts, Inc.................................  5,703    734,261
#*  Electronics For Imaging, Inc.........................  7,485    255,388
#*  Ellie Mae, Inc.......................................  1,798    178,398
#*  EMCORE Corp..........................................  2,998     15,140
#*  Endurance International Group Holdings, Inc.......... 18,279    149,888
    Entegris, Inc........................................ 19,914    699,977
#*  Envestnet, Inc.......................................  1,802    105,597
*   EPAM Systems, Inc....................................  2,743    357,166
*   ePlus, Inc...........................................  2,419    238,634
*   Etsy, Inc............................................    977     39,920
*   Euronet Worldwide, Inc...............................  5,967    548,606
    EVERTEC, Inc.........................................  9,726    226,616
*   ExlService Holdings, Inc.............................  4,352    259,553
*   F5 Networks, Inc.....................................  4,039    692,204
#*  Fabrinet.............................................  5,916    231,434
*   Facebook, Inc., Class A.............................. 41,207  7,111,504
*   Fair Isaac Corp......................................  3,259    656,558
*   FARO Technologies, Inc...............................  2,355    153,311
    Fidelity National Information Services, Inc.......... 16,261  1,676,997
#*  Finisar Corp......................................... 20,351    342,914
*   First Data Corp., Class A............................ 40,822    949,520
#*  First Solar, Inc.....................................  9,850    515,647
*   Fiserv, Inc.......................................... 10,606    800,541
#*  Fitbit, Inc., Class A................................ 32,395    192,102
*   FleetCor Technologies, Inc...........................  6,601  1,432,417
*   Flex, Ltd............................................ 50,801    709,182
    FLIR Systems, Inc....................................  9,452    553,887
*   FormFactor, Inc......................................  8,951    115,915
*   Fortinet, Inc........................................  5,439    342,167
*   Frequency Electronics, Inc...........................    400      3,320
#*  Gartner, Inc.........................................  1,704    230,773

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CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
    Genpact, Ltd.........................................  27,871 $   846,721
    Global Payments, Inc.................................   6,384     718,647
*   Globant SA...........................................   2,064     114,428
*   Glu Mobile, Inc......................................  11,161      59,488
*   GoDaddy, Inc., Class A...............................   6,630     488,101
*   GrubHub, Inc.........................................   4,398     536,072
*   GSI Technology, Inc..................................   1,378       9,439
#*  GTT Communications, Inc..............................   7,469     331,997
#*  Guidewire Software, Inc..............................   2,402     207,052
    Hackett Group, Inc. (The)............................   7,650     137,930
#*  Harmonic, Inc........................................  12,292      56,543
    Hewlett Packard Enterprise Co........................  50,717     783,070
    HP, Inc..............................................  24,742     571,045
#*  HubSpot, Inc.........................................     916     113,676
*   IAC/InterActiveCorp..................................   2,484     365,769
#*  Ichor Holdings, Ltd..................................   4,545      95,445
#*  ID Systems, Inc......................................     100         680
#*  II-VI, Inc...........................................   8,512     333,670
#*  Immersion Corp.......................................   4,084      57,339
*   Imperva Inc..........................................   1,172      54,205
*   Infinera Corp........................................  23,427     194,913
#*  Inphi Corp...........................................   2,419      76,053
*   Insight Enterprises, Inc.............................   5,363     269,598
#*  Integrated Device Technology, Inc....................   9,293     319,958
    Intel Corp........................................... 267,979  12,889,790
    InterDigital, Inc....................................   7,021     578,881
#*  Internap Corp........................................   2,275      22,477
    International Business Machines Corp.................  31,784   4,606,455
    Intuit, Inc..........................................   6,498   1,327,152
*   IPG Photonics Corp...................................   3,408     559,048
*   Itron, Inc...........................................   4,949     302,879
#   j2 Global, Inc.......................................   7,233     613,648
    Jabil, Inc...........................................  32,364     911,694
    Jack Henry & Associates, Inc.........................   3,564     480,071
    Juniper Networks, Inc................................  20,850     549,189
*   KEMET Corp...........................................   9,197     239,030
*   Key Tronic Corp......................................     700       5,656
*   Keysight Technologies, Inc...........................  11,078     642,524
*   Kimball Electronics, Inc.............................   4,412      89,784
    KLA-Tencor Corp......................................   9,159   1,075,450
#*  Knowles Corp.........................................  14,565     252,848
#*  Kopin Corp...........................................   8,422      25,771
    Kulicke & Soffa Industries, Inc......................  10,024     264,233
*   KVH Industries, Inc..................................   2,284      28,322
    Lam Research Corp....................................   5,800   1,105,712
*   Lattice Semiconductor Corp...........................  13,214     101,616
*   Leaf Group, Ltd......................................   2,563      29,987
    Leidos Holdings, Inc.................................   9,021     617,217
*   Limelight Networks, Inc..............................  10,418      46,464
*   Liquidity Services, Inc..............................   3,459      24,386
#   Littelfuse, Inc......................................   2,673     579,560
    LogMeIn, Inc.........................................   5,547     449,584
#*  Lumentum Holdings, Inc...............................   5,515     288,159
#*  Luxoft Holding, Inc..................................   2,234      84,892
#*  MACOM Technology Solutions Holdings, Inc.............   1,566      32,620
#*  MagnaChip Semiconductor Corp.........................   3,475      40,310
#*  Manhattan Associates, Inc............................  10,022     482,259
    Marchex, Inc., Class B...............................   3,498      10,669
    Marvell Technology Group, Ltd........................  27,517     586,387

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CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
    Mastercard, Inc., Class A............................  25,402 $ 5,029,596
#*  Match Group, Inc.....................................   4,722     170,559
    Maxim Integrated Products, Inc.......................  13,981     854,798
    MAXIMUS, Inc.........................................  10,041     650,757
#*  MaxLinear, Inc.......................................   5,160      89,320
#*  Maxwell Technologies, Inc............................   1,381       6,339
#*  Meet Group, Inc.(The)................................  11,744      47,681
#   Mesa Laboratories, Inc...............................     456      92,217
#   Methode Electronics, Inc.............................   5,545     217,641
#   Microchip Technology, Inc............................   9,332     871,889
*   Micron Technology, Inc...............................  79,107   4,176,059
    Microsoft Corp....................................... 201,479  21,372,892
*   MicroStrategy, Inc., Class A.........................   1,129     146,939
#*  Mimecast, Ltd........................................   1,199      43,056
#*  MINDBODY Inc.........................................     746      27,863
    MKS Instruments, Inc.................................   8,036     757,795
*   MoneyGram International, Inc.........................   6,035      39,469
#   Monolithic Power Systems, Inc........................   1,440     191,059
    Monotype Imaging Holdings, Inc.......................   3,918      80,907
    Motorola Solutions, Inc..............................   4,108     498,300
    MTS Systems Corp.....................................   2,499     136,258
*   Nanometrics, Inc.....................................   3,351     126,199
*   Napco Security Technologies, Inc.....................     990      15,642
    National Instruments Corp............................  10,595     464,167
#*  NCR Corp.............................................  17,553     490,080
#*  NeoPhotonics Corp....................................   3,479      22,161
    NetApp, Inc..........................................  19,340   1,499,237
#*  NETGEAR, Inc.........................................   4,378     288,291
#*  NetScout Systems, Inc................................  14,203     380,640
*   New Relic, Inc.......................................     959      93,694
#   NIC, Inc.............................................   9,323     152,897
*   Novanta, Inc.........................................   5,033     313,808
#*  Nuance Communications, Inc...........................  24,231     357,892
*   Nutanix, Inc., Class A...............................     974      47,619
    NVE Corp.............................................     473      50,526
    NVIDIA Corp..........................................  17,519   4,289,702
#*  Oclaro, Inc..........................................   9,370      79,270
*   ON Semiconductor Corp................................  53,397   1,177,404
*   OneSpan, Inc.........................................   4,122      67,189
    Oracle Corp..........................................  97,250   4,636,880
#*  OSI Systems, Inc.....................................   2,000     159,520
*   Palo Alto Networks, Inc..............................     658     130,455
#*  PAR Technology Corp..................................     700      13,076
    Park Electrochemical Corp............................   2,637      58,304
#   Paychex, Inc.........................................   7,104     490,318
#*  Paycom Software, Inc.................................   5,675     602,969
*   Paylocity Holding Corp...............................   2,556     148,248
*   PayPal Holdings, Inc.................................  15,906   1,306,519
    PC Connection, Inc...................................   4,626     156,590
#*  PCM, Inc.............................................   1,200      26,520
    PC-Tel, Inc..........................................     700       4,333
#*  PDF Solutions, Inc...................................   3,755      39,428
    Pegasystems, Inc.....................................   2,697     149,953
#*  Perceptron, Inc......................................     800       8,128
*   Perficient, Inc......................................   5,213     137,206
    Perspecta, Inc.......................................   4,533      98,366
*   PFSweb, Inc..........................................   1,937      18,634
*   Photronics, Inc......................................   9,051      81,459
    Plantronics, Inc.....................................   4,745     325,792

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U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
INFORMATION TECHNOLOGY -- (Continued)
#*  Plexus Corp..........................................  4,386 $  260,616
#   Power Integrations, Inc..............................  2,382    170,313
#*  Presidio, Inc........................................  2,443     34,104
*   PRGX Global, Inc.....................................  2,000     18,100
    Progress Software Corp...............................  6,127    225,412
*   Proofpoint, Inc......................................    880    100,364
*   PTC, Inc.............................................  1,327    121,965
#*  Pure Storage, Inc., Class A..........................  2,018     43,710
#   QAD, Inc., Class A...................................  1,197     59,611
    QAD, Inc., Class B...................................    160      6,240
*   Qorvo, Inc...........................................  7,879    644,187
    QUALCOMM, Inc........................................ 17,343  1,111,513
#*  Qualys, Inc..........................................  2,764    240,744
#*  QuinStreet, Inc......................................  2,573     34,118
*   Rambus, Inc.......................................... 17,769    219,625
*   RealNetworks, Inc....................................  4,961     17,810
#*  RealPage, Inc........................................  4,768    262,717
*   Red Hat, Inc.........................................  3,511    495,859
*   Ribbon Communications, Inc........................... 13,426     91,095
    Richardson Electronics, Ltd..........................    900      8,244
*   RingCentral, Inc., Class A...........................    851     62,761
*   Rogers Corp..........................................  2,389    278,486
*   Rosetta Stone, Inc...................................  3,490     51,303
*   Rubicon Project, Inc. (The)..........................  4,400     12,672
*   Rudolph Technologies, Inc............................  3,503    100,186
#   Sabre Corp........................................... 23,118    569,165
*   salesforce.com, Inc..................................  4,247    582,476
*   Sanmina Corp......................................... 10,951    318,674
    Sapiens International Corp. NV.......................  1,269     13,096
*   ScanSource, Inc......................................  4,044    166,815
    Science Applications International Corp..............  4,039    340,770
    Seagate Technology P.L.C............................. 17,425    916,903
*   Semtech Corp.........................................  9,054    429,612
*   ServiceNow, Inc......................................    712    125,284
*   ServiceSource International, Inc.....................  4,300     15,050
*   Shutterstock, Inc....................................  2,450    112,872
#*  Sigma Designs, Inc...................................  4,966     30,044
#*  Silicon Laboratories, Inc............................  3,023    287,941
    Skyworks Solutions, Inc.............................. 18,812  1,779,239
*   SMTC Corp............................................  1,100      2,728
#*  Snap, Inc., Class A.................................. 20,845    260,563
#*  SolarEdge Technologies, Inc..........................  5,930    315,773
*   Splunk, Inc..........................................  1,083    104,076
*   SPS Commerce Inc.....................................    684     58,680
#*  Square, Inc., Class A................................  2,000    129,300
    SS&C Technologies Holdings, Inc...................... 11,971    635,301
#*  Stamps.com, Inc......................................  2,929    764,469
#*  StarTek, Inc.........................................  2,316     17,787
#*  Stratasys, Ltd.......................................  9,417    182,878
#*  Super Micro Computer, Inc............................  7,085    156,579
*   Sykes Enterprises, Inc...............................  6,685    198,277
    Symantec Corp........................................ 12,414    251,011
#*  Synaptics, Inc.......................................  5,415    271,346
#*  Synchronoss Technologies, Inc........................  4,424     18,714
    SYNNEX Corp..........................................  5,849    564,253
*   Synopsys, Inc........................................  5,653    505,548
#*  Syntel, Inc.......................................... 10,020    406,712
*   Tableau Software, Inc., Class A......................    972    100,184
*   Take-Two Interactive Software, Inc...................  4,743    536,054

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------ ------------
INFORMATION TECHNOLOGY -- (Continued)
    TE Connectivity, Ltd................................. 18,611 $  1,741,431
*   Tech Data Corp.......................................  3,881      323,714
*   TechTarget, Inc......................................  3,207       91,143
#*  Telaria, Inc.........................................  5,147       19,198
*   Telenav, Inc.........................................  4,400       23,760
#*  Teradata Corp........................................ 15,731      602,340
#   Teradyne, Inc........................................ 14,127      610,993
    TESSCO Technologies, Inc.............................    672       12,466
    Texas Instruments, Inc............................... 28,228    3,142,341
#   TiVo Corp............................................ 14,680      178,362
    Total System Services, Inc........................... 12,321    1,127,864
#*  Trade Desk, Inc. (The), Class A......................  1,744      147,054
    TransAct Technologies, Inc...........................    400        4,420
    Travelport Worldwide, Ltd............................ 14,887      281,364
#*  Travelzoo............................................  2,000       26,000
*   Trimble, Inc.........................................  7,177      253,348
*   TrueCar Inc..........................................  3,750       41,700
    TTEC Holdings, Inc...................................  6,017      193,447
#*  TTM Technologies, Inc................................ 16,342      283,697
*   Twilio Inc...........................................    801       46,370
*   Twitter, Inc......................................... 29,543      941,535
*   Tyler Technologies, Inc..............................  1,021      229,715
#*  Ubiquiti Networks, Inc...............................  6,407      529,090
#*  Ultimate Software Group, Inc. (The)..................    451      124,877
#*  Ultra Clean Holdings, Inc............................  5,638       75,662
#*  Unisys Corp..........................................  3,288       42,251
#   Universal Display Corp...............................  1,377      132,605
#*  Veeco Instruments, Inc...............................  7,204      105,539
*   VeriFone Systems, Inc................................ 10,890      249,381
*   Verint Systems, Inc..................................  6,720      301,728
*   VeriSign, Inc........................................  2,472      359,009
    Versum Materials, Inc................................ 10,357      399,262
#*  ViaSat, Inc..........................................  5,177      364,150
#*  Viavi Solutions, Inc................................. 25,866      261,764
*   Virtusa Corp.........................................  4,283      226,271
#   Visa, Inc., Class A.................................. 52,172    7,133,999
#   Vishay Intertechnology, Inc.......................... 19,810      495,250
#*  Vishay Precision Group, Inc..........................    793       31,641
*   VMware, Inc., Class A................................    640       92,538
    Wayside Technology Group, Inc........................    200        2,700
*   Web.com Group, Inc................................... 10,610      266,842
    Western Digital Corp................................. 17,000    1,192,550
#   Western Union Co. (The).............................. 19,723      397,616
*   WEX, Inc.............................................  5,062      960,869
*   Workday, Inc., Class A...............................    350       43,407
*   Worldpay, Inc., Class A..............................  5,840      479,990
*   Xcerra Corp..........................................  6,903       98,299
    Xilinx, Inc..........................................  9,289      669,458
*   XO Group, Inc........................................  2,507       70,647
    Xperi Corp...........................................  6,862      114,252
#*  Yelp, Inc............................................  5,148      189,858
*   Zebra Technologies Corp., Class A....................  6,818      940,407
*   Zedge, Inc., Class B.................................  1,022        3,035
*   Zendesk, Inc.........................................  1,331       72,500
#*  Zillow Group, Inc., Class C..........................  5,237      291,701
#*  Zillow Group, Inc., Class A..........................  2,406      135,626
*   Zix Corp.............................................  5,219       27,869
*   Zynga, Inc., Class A................................. 85,388      323,621
                                                                 ------------
TOTAL INFORMATION TECHNOLOGY.............................         251,683,447
                                                                 ------------

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U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
MATERIALS -- (4.6%)
    A Schulman, Inc......................................   3,965 $  171,883
*   AdvanSix, Inc........................................   5,953    240,918
*   AgroFresh Solutions, Inc.............................   3,300     23,463
    Air Products & Chemicals, Inc........................   4,598    754,854
#*  AK Steel Holding Corp................................  38,045    176,148
#   Albemarle Corp.......................................   2,827    266,303
#*  Alcoa Corp...........................................  17,657    764,018
#*  Allegheny Technologies, Inc..........................  14,807    411,635
    American Vanguard Corp...............................   4,707    102,142
*   Ampco-Pittsburgh Corp................................   1,853     19,549
    AptarGroup, Inc......................................   9,367    959,462
    Ashland Global Holdings, Inc.........................   6,236    512,038
    Avery Dennison Corp..................................   5,941    681,314
*   Axalta Coating Systems, Ltd..........................  18,454    558,234
    Balchem Corp.........................................   3,188    319,725
#   Ball Corp............................................  25,865  1,007,959
    Bemis Co., Inc.......................................  14,525    666,843
*   Berry Global Group, Inc..............................   9,580    467,983
    Boise Cascade Co.....................................   6,896    298,252
    Cabot Corp...........................................   9,367    619,159
#   Carpenter Technology Corp............................   7,792    426,768
    Celanese Corp., Series A.............................  13,531  1,598,146
#*  Century Aluminum Co..................................  13,837    177,252
    CF Industries Holdings, Inc..........................  17,643    783,702
    Chase Corp...........................................   1,440    177,840
    Chemours Co. (The)...................................  10,661    488,380
*   Clearwater Paper Corp................................   3,333     75,326
#*  Cleveland-Cliffs, Inc................................  34,078    367,702
*   Coeur Mining, Inc....................................  30,065    210,455
    Commercial Metals Co.................................  21,086    471,061
#   Compass Minerals International, Inc..................   5,651    383,420
    Core Molding Technologies, Inc.......................   1,483     19,946
#*  Crown Holdings, Inc..................................   5,539    250,751
    Domtar Corp..........................................  11,101    535,290
    DowDuPont, Inc.......................................  68,781  4,730,069
    Eagle Materials, Inc.................................   5,490    545,432
    Eastman Chemical Co..................................  12,683  1,314,212
    Ecolab, Inc..........................................   7,859  1,105,761
*   Ferro Corp...........................................  14,950    336,674
#   Ferroglobe P.L.C.....................................  21,032    171,411
#*  Flotek Industries, Inc...............................   9,677     29,999
    FMC Corp.............................................   5,259    472,679
    Freeport-McMoRan, Inc................................ 135,958  2,243,307
    Friedman Industries, Inc.............................     400      4,156
    FutureFuel Corp......................................   5,733     78,886
*   GCP Applied Technologies, Inc........................  10,075    293,686
    Gold Resource Corp...................................   7,506     49,164
    Graphic Packaging Holding Co.........................  55,823    811,108
    Greif, Inc., Class A.................................   5,069    276,007
    Greif, Inc., Class B.................................   1,804    104,361
    Hawkins, Inc.........................................   1,749     65,238
    Haynes International, Inc............................   2,316     98,337
#   HB Fuller Co.........................................   7,056    399,934
#   Hecla Mining Co......................................  63,893    204,458
    Huntsman Corp........................................  41,173  1,380,531
#*  Ingevity Corp........................................   5,142    512,503
    Innophos Holdings, Inc...............................   2,975    134,411
    Innospec, Inc........................................   3,417    276,606
    International Flavors & Fragrances, Inc..............   3,935    522,411

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CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
MATERIALS -- (Continued)
    International Paper Co............................... 13,014 $  699,242
#*  Intrepid Potash, Inc................................. 24,709    105,507
    Kaiser Aluminum Corp.................................  1,125    125,573
    KapStone Paper and Packaging Corp.................... 18,118    630,144
    KMG Chemicals, Inc...................................  2,571    184,598
*   Koppers Holdings, Inc................................  2,199     82,572
*   Kraton Corp..........................................  6,735    323,886
#   Kronos Worldwide, Inc................................ 11,641    264,716
    Louisiana-Pacific Corp............................... 25,940    698,305
#*  LSB Industries, Inc..................................  2,432     15,978
    LyondellBasell Industries NV, Class A................ 15,878  1,759,124
#   Martin Marietta Materials, Inc.......................  2,963    590,881
    Materion Corp........................................  3,299    206,847
    Mercer International, Inc............................  9,632    172,894
#   Mosaic Co. (The)..................................... 26,095    785,720
    Myers Industries, Inc................................  8,723    187,981
    Neenah, Inc..........................................  3,401    298,608
    Newmont Mining Corp.................................. 34,584  1,268,541
    Nucor Corp........................................... 22,652  1,516,098
    Olympic Steel, Inc...................................  1,248     27,593
*   OMNOVA Solutions, Inc................................  6,502     60,794
#*  Owens-Illinois, Inc.................................. 27,201    508,115
    Packaging Corp. of America........................... 11,336  1,279,834
#   PH Glatfelter Co.....................................  8,364    136,919
#*  Platform Specialty Products Corp..................... 42,083    520,146
    PolyOne Corp......................................... 12,539    562,374
    PPG Industries, Inc..................................  8,310    919,585
    Praxair, Inc.........................................  4,738    793,615
#   Quaker Chemical Corp.................................  1,334    236,838
#   Rayonier Advanced Materials, Inc.....................  9,093    164,038
    Reliance Steel & Aluminum Co.........................  8,858    798,992
*   Resolute Forest Products, Inc........................ 11,359    115,294
    Royal Gold, Inc......................................  6,438    544,719
#   RPM International, Inc............................... 15,433    993,422
*   Ryerson Holding Corp.................................  2,729     31,520
#   Schnitzer Steel Industries, Inc., Class A............  3,400    112,030
#   Scotts Miracle-Gro Co. (The).........................  5,726    454,816
    Sealed Air Corp......................................  6,656    293,330
#   Sensient Technologies Corp...........................  7,028    487,462
    Sherwin-Williams Co. (The)...........................  2,699  1,189,530
    Silgan Holdings, Inc................................. 18,127    498,674
    Sonoco Products Co................................... 17,799    993,540
    Southern Copper Corp.................................  2,905    143,391
    Steel Dynamics, Inc.................................. 21,470  1,011,022
    Stepan Co............................................  3,841    336,395
#*  Summit Materials, Inc., Class A...................... 15,988    401,299
*   SunCoke Energy, Inc.................................. 13,379    152,654
    Synalloy Corp........................................    498     10,757
#*  TimkenSteel Corp.....................................  6,176     85,846
*   Trecora Resources....................................  2,437     36,555
    Tredegar Corp........................................  3,599     93,754
    Trinseo SA...........................................  7,041    525,963
#   Tronox, Ltd., Class A................................ 12,211    225,293
*   UFP Technologies, Inc................................  1,356     44,341
    United States Lime & Minerals, Inc...................    600     46,620
    United States Steel Corp............................. 25,523    929,803
*   Universal Stainless & Alloy Products, Inc............    900     26,919
#*  US Concrete, Inc.....................................  2,301    116,201
#   Valvoline, Inc....................................... 12,305    277,970

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
MATERIALS -- (Continued)
*   Verso Corp., Class A.................................   4,803 $   100,239
#   Vulcan Materials Co..................................   7,484     838,208
#   Warrior Met Coal, Inc................................   4,919     127,255
    Westlake Chemical Corp...............................   5,247     562,583
    WestRock Co..........................................  16,679     967,048
#   Worthington Industries, Inc..........................  10,315     482,948
    WR Grace & Co........................................   5,203     384,294
                                                                  -----------
TOTAL MATERIALS..........................................          60,717,015
                                                                  -----------
REAL ESTATE -- (0.4%)
    Alexander & Baldwin, Inc.............................  11,172     267,569
#*  Altisource Asset Management Corp.....................      75       4,916
#*  Altisource Portfolio Solutions SA....................   1,456      48,499
*   CBRE Group, Inc., Class A............................  30,348   1,511,330
#   Consolidated-Tomoka Land Co..........................     400      26,204
*   CorePoint Lodging, Inc...............................   7,316     184,802
#*  Five Point Holdings LLC..............................   3,432      38,404
#*  Forestar Group, Inc..................................     569      12,916
*   FRP Holdings, Inc....................................   1,450      94,250
    Griffin Industrial Realty, Inc.......................     375      15,604
    HFF, Inc., Class A...................................   8,045     362,106
#*  Howard Hughes Corp. (The)............................   4,486     608,077
    Jones Lang LaSalle, Inc..............................   3,942     674,121
#   Kennedy-Wilson Holdings, Inc.........................  23,014     480,993
#*  Marcus & Millichap, Inc..............................   7,113     286,014
*   Rafael Holdings, Inc., Class B.......................   1,879      17,099
    RE/MAX Holdings, Inc., Class A.......................   2,161     109,779
#   Realogy Holdings Corp................................  21,100     461,457
#   RMR Group, Inc. (The), Class A.......................   3,242     281,406
#*  St Joe Co. (The).....................................   7,372     130,116
*   Stratus Properties, Inc..............................     889      27,381
#*  Tejon Ranch Co.......................................   3,235      75,699
                                                                  -----------
TOTAL REAL ESTATE........................................           5,718,742
                                                                  -----------
TELECOMMUNICATIONS SERVICES -- (2.4%)
*   Alaska Communications Systems Group, Inc.............   2,160       3,478
    AT&T, Inc............................................ 422,515  13,507,805
#   ATN International, Inc...............................   2,682     171,326
*   Boingo Wireless, Inc.................................   8,791     203,160
#   CenturyLink, Inc.....................................  90,195   1,692,960
#*  Cincinnati Bell, Inc.................................   5,018      66,990
#   Cogent Communications Holdings, Inc..................   5,741     298,245
#   Consolidated Communications Holdings, Inc............  14,555     185,431
#   Frontier Communications Corp.........................   3,122      16,297
    IDT Corp., Class B...................................   3,759      19,735
#*  Intelsat SA..........................................  19,996     389,922
#*  Iridium Communications, Inc..........................   9,018     156,011
#*  ORBCOMM, Inc.........................................   6,642      63,498
#*  pdvWireless, Inc.....................................   2,082      62,252
    Shenandoah Telecommunications Co.....................  10,249     338,217
#   Spok Holdings, Inc...................................   2,587      37,511
#*  Sprint Corp..........................................  65,319     354,682
    Telephone & Data Systems, Inc........................  18,275     461,444
*   T-Mobile US, Inc.....................................  19,434   1,166,040
*   United States Cellular Corp..........................   4,607     158,296
    Verizon Communications, Inc.......................... 204,174  10,543,545
*   Vonage Holdings Corp.................................  33,043     423,281

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES   VALUE+
                                                          ------ -----------
TELECOMMUNICATIONS SERVICES -- (Continued)
*   Zayo Group Holdings, Inc............................. 17,856 $   662,279
                                                                 -----------
TOTAL TELECOMMUNICATIONS SERVICES........................         30,982,405
                                                                 -----------
UTILITIES -- (1.7%)
    AES Corp............................................. 18,326     244,835
    ALLETE, Inc..........................................  3,720     288,412
    Alliant Energy Corp..................................  6,043     259,668
    Ameren Corp..........................................  6,224     386,261
    American Electric Power Co., Inc.....................  6,865     488,376
#   American States Water Co.............................  4,410     265,129
    American Water Works Co., Inc........................  3,782     333,761
#   Aqua America, Inc.................................... 12,776     471,945
#*  AquaVenture Holdings, Ltd............................  1,722      28,482
    Artesian Resources Corp., Class A....................    900      33,201
#*  Atlantic Power Corp.................................. 16,242      35,732
    Atlantica Yield PLC.................................. 10,293     211,521
    Atmos Energy Corp....................................  2,679     246,120
    Avangrid, Inc........................................  2,475     123,899
#   Avista Corp..........................................  5,597     283,096
#   Black Hills Corp.....................................  5,885     352,923
#   California Water Service Group.......................  5,896     242,326
    CenterPoint Energy, Inc.............................. 11,907     339,111
    Chesapeake Utilities Corp............................  1,846     154,787
    CMS Energy Corp......................................  7,872     380,532
    Connecticut Water Service, Inc.......................  1,346      86,709
    Consolidated Edison, Inc.............................  3,908     308,458
#   Consolidated Water Co., Ltd..........................    959      13,474
#   Dominion Energy, Inc.................................  8,723     625,526
    DTE Energy Co........................................  4,058     440,455
    Duke Energy Corp.....................................  9,035     737,437
    Edison International.................................  4,579     305,099
#   El Paso Electric Co..................................  4,523     281,783
    Entergy Corp.........................................  4,564     370,962
    Evergy, Inc.......................................... 10,975     615,588
    Eversource Energy....................................  8,021     487,035
    Exelon Corp.......................................... 12,696     539,580
#   FirstEnergy Corp..................................... 11,221     397,560
    Genie Energy, Ltd., Class B..........................  1,601       8,325
    Hawaiian Electric Industries, Inc....................  8,109     285,194
#   IDACORP, Inc.........................................  3,564     335,871
    MDU Resources Group, Inc............................. 21,025     609,725
    MGE Energy, Inc......................................  3,981     254,784
    Middlesex Water Co...................................  2,438     107,979
#   National Fuel Gas Co.................................  5,754     308,990
    New Jersey Resources Corp............................  9,622     445,017
    NextEra Energy, Inc..................................  6,170   1,033,722
    NiSource, Inc........................................ 10,542     275,990
#   Northwest Natural Gas Co.............................  3,289     214,278
    NorthWestern Corp....................................  5,251     311,542
    NRG Energy, Inc...................................... 15,642     495,382
#   NRG Yield, Inc., Class A.............................  1,604      29,642
#   NRG Yield, Inc., Class C.............................  6,103     113,516
    OGE Energy Corp......................................  5,000     181,200
    ONE Gas, Inc.........................................  3,374     259,933
#   Ormat Technologies, Inc..............................  6,540     354,795
    Otter Tail Corp......................................  4,397     212,815
#   Pattern Energy Group, Inc., Class A.................. 11,103     206,183
    PG&E Corp............................................  5,726     246,676
    Pinnacle West Capital Corp...........................  3,009     242,014

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CONTINUED

                                                              SHARES       VALUE+
                                                            ---------- --------------
UTILITIES -- (Continued)
      PNM Resources, Inc...................................      9,382 $      369,182
      Portland General Electric Co.........................      6,182        280,416
#     PPL Corp.............................................     15,938        458,536
      Public Service Enterprise Group, Inc.................      6,837        352,516
      RGC Resources, Inc...................................        150          4,256
#     SCANA Corp...........................................      2,829        113,132
#     Sempra Energy........................................      3,014        348,388
      SJW Corp.............................................      2,448        158,337
#     South Jersey Industries, Inc.........................     10,273        348,563
#     Southern Co. (The)...................................     11,804        573,674
      Southwest Gas Holdings, Inc..........................      3,243        253,603
#     Spark Energy, Inc., Class A..........................      1,000          8,550
      Spire, Inc...........................................      3,100        221,960
      UGI Corp.............................................      5,579        296,468
      Unitil Corp..........................................      1,532         77,994
      Vectren Corp.........................................      5,126        366,355
*     Vistra Energy Corp...................................     34,431        778,141
#     WEC Energy Group, Inc................................      7,195        477,532
      Xcel Energy, Inc.....................................      8,217        385,049
      York Water Co. (The).................................      1,162         36,022
                                                                       --------------
TOTAL UTILITIES............................................                22,822,030
                                                                       --------------
TOTAL COMMON STOCKS........................................             1,193,723,141
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
>>    Media General, Inc. Contingent Value Rights..........     13,638          1,364
                                                                       --------------
HEALTHCARE -- (0.0%)
>>    DYAX Corp. CVR.......................................      2,300          7,751
                                                                       --------------
INFORMATION TECHNOLOGY -- (0.0%)
*>>   SMTC Corp. Rights....................................        367             84
                                                                       --------------
TOTAL RIGHTS/WARRANTS......................................                     9,199
                                                                       --------------
PREFERRED STOCKS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
      GCI Liberty, Inc.....................................      1,025         25,492
                                                                       --------------
TOTAL INVESTMENT SECURITIES................................             1,193,757,832
                                                                       --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government Money
        Market Fund, 1.830%................................  3,159,422      3,159,422
                                                                       --------------
SECURITIES LENDING COLLATERAL -- (9.4%)
@(S)  DFA Short Term Investment Fund....................... 10,670,225    123,465,169
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
      (Cost $948,279,657)^^................................            $1,320,382,423
                                                                       ==============

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                --------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary...... $  198,096,368           --   --    $  198,096,368
   Consumer Staples............     55,915,572           --   --        55,915,572
   Energy......................     93,553,502           --   --        93,553,502
   Financials..................    228,310,436 $      3,382   --       228,313,818
   Healthcare..................     82,979,013           --   --        82,979,013
   Industrials.................    162,941,229           --   --       162,941,229
   Information Technology......    251,683,447           --   --       251,683,447
   Materials...................     60,717,015           --   --        60,717,015
   Real Estate.................      5,718,742           --   --         5,718,742
   Telecommunications Services.     30,982,405           --   --        30,982,405
   Utilities...................     22,822,030           --   --        22,822,030
Preferred Stocks
   Consumer Discretionary......         25,492           --   --            25,492
Rights/Warrants
   Healthcare..................             --        7,751   --             7,751
   Consumer Discretionary......             --        1,364   --             1,364
   Information Technology......             --           84   --                84
Temporary Cash Investments.....      3,159,422           --   --         3,159,422
Securities Lending Collateral..             --  123,465,169   --       123,465,169
                                -------------- ------------   --    --------------
TOTAL.......................... $1,196,904,673 $123,477,750   --    $1,320,382,423
                                ============== ============   ==    ==============

                     U.S. SUSTAINABILITY CORE 1 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                             SHARES   VALUE+
                                                             ------ -----------
COMMON STOCKS -- (92.2%)
CONSUMER DISCRETIONARY -- (16.6%)
*   1-800-Flowers.com, Inc., Class A........................  4,534 $    65,743
    A.H. Belo Corp., Class A................................    200         880
    Aaron's, Inc............................................ 11,255     487,454
#   Abercrombie & Fitch Co., Class A........................ 14,943     354,000
#   Acushnet Holdings Corp..................................  2,732      66,032
#   Adient P.L.C............................................  6,701     319,169
    Advance Auto Parts, Inc.................................  7,363   1,039,876
#   Altice USA, Inc., Class A............................... 27,082     463,915
*   Amazon.com, Inc......................................... 29,792  52,953,492
#   AMC Entertainment Holdings, Inc., Class A...............  7,693     125,396
#*  AMC Networks, Inc., Class A.............................  6,839     412,323
#*  American Axle & Manufacturing Holdings, Inc............. 10,524     175,961
    American Eagle Outfitters, Inc.......................... 39,731   1,000,427
*   America's Car-Mart, Inc.................................    715      45,760
    Aptiv P.L.C............................................. 17,880   1,753,492
    Aramark................................................. 18,543     745,614
    Ark Restaurants Corp....................................    500      11,250
#*  Asbury Automotive Group, Inc............................  5,471     384,611
#*  Ascena Retail Group, Inc................................ 27,928     102,775
#*  Ascent Capital Group, Inc., Class A.....................    595       1,714
#*  At Home Group, Inc......................................  7,335     266,040
#   Autoliv, Inc............................................  8,838     905,541
#*  AutoNation, Inc......................................... 17,623     855,244
*   AutoZone, Inc...........................................  1,531   1,080,166
#*  AV Homes, Inc...........................................  2,224      47,927
*   Ballantyne Strong, Inc..................................  1,448       7,819
*   Barnes & Noble Education, Inc...........................  6,482      36,429
#   Barnes & Noble, Inc..................................... 12,778      77,946
    Bassett Furniture Industries, Inc.......................  1,000      25,000
    Beasley Broadcast Group, Inc., Class A..................  1,101       7,101
#*  Beazer Homes USA, Inc...................................  6,286      80,524
#   Bed Bath & Beyond, Inc.................................. 22,182     415,469
    Best Buy Co., Inc....................................... 30,028   2,253,001
#   Big 5 Sporting Goods Corp...............................  2,727      17,589
#   Big Lots, Inc...........................................  4,463     193,828
#*  Biglari Holdings, Inc., Class A.........................     11      10,752
#*  Biglari Holdings, Inc., Class B.........................    112      21,216
#   BJ's Restaurants, Inc...................................  1,890     119,543
    Bloomin' Brands, Inc.................................... 11,210     216,801
#*  Bojangles', Inc.........................................  4,011      52,745
*   Booking Holdings, Inc...................................  2,705   5,487,688
#*  Boot Barn Holdings, Inc.................................  1,500      35,085
    BorgWarner, Inc......................................... 25,987   1,195,922
#   Brinker International, Inc..............................  4,620     217,925
    Brunswick Corp.......................................... 15,931   1,024,363
#   Buckle, Inc. (The)......................................    733      17,629
*   Build-A-Bear Workshop, Inc..............................  1,300      10,530
*   Burlington Stores, Inc..................................  6,506     994,182
    Cable One, Inc..........................................  1,315     951,876
#   Caleres, Inc............................................  8,038     269,193
#   Callaway Golf Co........................................ 17,312     333,083
*   Cambium Learning Group, Inc.............................  3,100      36,766
#*  CarMax, Inc............................................. 23,658   1,766,779
*   Carrols Restaurant Group, Inc...........................  4,467      64,772

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
#   Carter's, Inc..........................................   9,585 $ 1,004,796
#*  Carvana Co.............................................   2,515     108,145
#   Cato Corp. (The), Class A..............................   5,374     133,813
*   Cavco Industries, Inc..................................   1,678     356,491
#   CBS Corp., Class A.....................................     482      26,269
    CBS Corp., Class B.....................................  28,020   1,475,813
#*  Central European Media Enterprises, Ltd., Class A......  13,095      50,743
*   Century Casinos, Inc...................................   1,500      12,225
*   Century Communities, Inc...............................   7,845     239,272
*   Charter Communications, Inc., Class A..................  14,794   4,505,957
#   Cheesecake Factory, Inc. (The).........................   4,899     274,491
#   Chico's FAS, Inc.......................................  29,010     252,387
#   Children's Place, Inc. (The)...........................   3,365     413,558
#*  Chipotle Mexican Grill, Inc............................   1,101     477,460
*   Chuy's Holdings, Inc...................................   1,407      44,532
#   Cinemark Holdings, Inc.................................  23,277     836,110
    Citi Trends, Inc.......................................   2,012      57,161
    Clear Channel Outdoor Holdings, Inc., Class A..........   6,385      28,413
#   Collectors Universe, Inc...............................     906      12,231
    Columbia Sportswear Co.................................  11,309     983,657
    Comcast Corp., Class A................................. 371,985  13,309,623
#*  Conn's, Inc............................................     165       5,594
*   Cooper-Standard Holdings, Inc..........................   2,124     286,315
#   Cracker Barrel Old Country Store, Inc..................   3,288     481,676
#*  Crocs, Inc.............................................  10,712     193,994
    CSS Industries, Inc....................................     242       3,860
    Culp, Inc..............................................     882      21,874
#*  Daily Journal Corp.....................................     490     115,042
    Dana, Inc..............................................  20,677     441,454
#*  Dave & Buster's Entertainment, Inc.....................   4,837     237,739
#*  Deckers Outdoor Corp...................................   6,752     761,828
*   Del Frisco's Restaurant Group, Inc.....................   1,909      16,322
*   Del Taco Restaurants, Inc..............................   3,674      47,542
    Delphi Technologies P.L.C..............................   7,009     316,597
*   Delta Apparel, Inc.....................................     231       3,821
*   Denny's Corp...........................................   6,766      98,445
#*  Destination XL Group, Inc..............................   3,519       7,126
#   Dick's Sporting Goods, Inc.............................  17,702     604,346
#   Dillard's, Inc., Class A...............................   3,924     314,979
#   Dine Brands Global, Inc................................   2,045     145,256
*   Discovery, Inc., Class C...............................  55,570   1,364,243
#*  Discovery, Inc., Class A...............................  30,230     803,513
*   DISH Network Corp., Class A............................  14,438     455,663
    Dollar General Corp....................................  21,042   2,065,272
*   Dollar Tree, Inc.......................................  19,574   1,786,715
    Domino's Pizza, Inc....................................   2,134     560,516
#*  Dorman Products, Inc...................................   3,559     265,786
    DR Horton, Inc.........................................  48,237   2,107,957
#*  Drive Shack, Inc.......................................   6,975      43,245
#   DSW, Inc., Class A.....................................  12,830     352,055
#   Dunkin' Brands Group, Inc..............................  20,017   1,393,784
#*  El Pollo Loco Holdings, Inc............................   1,700      19,720
#*  Eldorado Resorts, Inc..................................   3,223     138,106
    Emerald Expositions Events, Inc........................   2,613      50,431
#   Entercom Communications Corp., Class A.................  12,757      96,315
    Entravision Communications Corp., Class A..............  13,516      65,553
    Escalade, Inc..........................................   1,044      13,990
    Ethan Allen Interiors, Inc.............................   6,584     148,140
#   EW Scripps Co. (The), Class A..........................  13,731     179,876

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
#   Expedia Group, Inc.....................................  12,427 $ 1,663,230
#*  Express, Inc...........................................  14,324     137,940
*   Fiesta Restaurant Group, Inc...........................   2,341      68,006
*   Five Below, Inc........................................   9,967     968,394
    Flexsteel Industries, Inc..............................     561      20,101
#*  Floor & Decor Holdings, Inc., Class A..................  14,508     692,757
    Foot Locker, Inc.......................................  21,901   1,068,988
    Ford Motor Co.......................................... 241,484   2,424,499
#*  Fossil Group, Inc......................................   6,182     161,968
*   Fox Factory Holding Corp...............................   3,872     192,438
#*  Francesca's Holdings Corp..............................   5,663      46,097
#   Fred's, Inc., Class A..................................   4,728      10,307
*   FTD Cos., Inc..........................................   3,046      10,996
#   GameStop Corp., Class A................................  18,630     268,458
#   Gannett Co., Inc.......................................  19,028     201,126
    Gap, Inc. (The)........................................  57,627   1,738,607
#   Garmin, Ltd............................................  15,463     965,664
*   GCI Liberty, Inc., Class A.............................   9,281     446,509
    General Motors Co......................................  70,433   2,670,115
#*  Genesco, Inc...........................................   5,082     206,837
#   Gentex Corp............................................  26,758     620,786
#*  Gentherm, Inc..........................................   2,442     110,623
    Genuine Parts Co.......................................  12,468   1,213,261
#*  G-III Apparel Group, Ltd...............................  12,016     549,131
#*  Global Eagle Entertainment, Inc........................   2,295       5,301
#*  Gray Television, Inc...................................  18,195     281,113
*   Green Brick Partners, Inc..............................   1,323      12,833
    Group 1 Automotive, Inc................................   3,900     272,961
#*  Groupon, Inc........................................... 154,901     724,937
#   Guess?, Inc............................................  13,348     302,466
#*  Habit Restaurants, Inc. (The), Class A.................   3,908      49,632
#   Hanesbrands, Inc.......................................  35,181     783,129
#   Harley-Davidson, Inc...................................  19,558     838,843
#   Hasbro, Inc............................................  14,739   1,468,152
#   Haverty Furniture Cos., Inc............................   2,689      53,242
#*  Helen of Troy, Ltd.....................................   2,970     340,213
#*  Hemisphere Media Group, Inc............................   1,000      12,000
#*  Hibbett Sports, Inc....................................   6,448     147,982
*   Hilton Grand Vacations, Inc............................   8,524     294,845
    Home Depot, Inc. (The).................................  76,854  15,180,202
    Hooker Furniture Corp..................................   2,589     116,634
#*  Horizon Global Corp....................................   1,167       8,111
#*  Hovnanian Enterprises, Inc., Class A...................  14,200      22,294
    Hyatt Hotels Corp., Class A............................   2,449     191,585
#*  IMAX Corp..............................................   7,797     172,314
#*  Installed Building Products, Inc.......................   9,746     532,132
#   International Game Technology P.L.C....................  14,669     370,832
    Interpublic Group of Cos., Inc. (The)..................  66,994   1,510,715
#*  iRobot Corp............................................   2,559     202,801
*   J Alexander's Holdings, Inc............................     942      10,079
*   J. Jill, Inc...........................................   3,309      27,101
    Jack in the Box, Inc...................................   2,744     231,155
#*  JC Penney Co., Inc.....................................  25,567      62,639
    John Wiley & Sons, Inc., Class A.......................   9,893     624,743
    John Wiley & Sons, Inc., Class B.......................     200      12,540
    Johnson Outdoors, Inc., Class A........................     569      46,129
#   KB Home................................................  20,227     480,391
#*  Kirkland's, Inc........................................   1,705      19,403
    Kohl's Corp............................................  15,646   1,155,770

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
CONSUMER DISCRETIONARY -- (Continued)
    L Brands, Inc............................................ 15,643 $  495,414
#*  Lakeland Industries, Inc.................................  1,175     15,863
*   Lands' End, Inc..........................................  1,300     31,525
    Las Vegas Sands Corp.....................................  5,786    416,013
    La-Z-Boy, Inc............................................  5,675    173,088
#   LCI Industries...........................................  3,890    357,685
    Lear Corp................................................ 10,174  1,832,643
    Lennar Corp., Class A.................................... 37,733  1,972,304
    Lennar Corp., Class B....................................  2,365    102,168
*   Liberty Broadband Corp., Class C......................... 10,330    820,925
#*  Liberty Broadband Corp., Class A.........................  1,772    140,590
*   Liberty Expedia Holdings, Inc., Class A..................  4,243    204,385
*   Liberty Latin America, Ltd., Class A.....................  2,850     54,378
*   Liberty Latin America, Ltd., Class C.....................  9,216    178,422
#*  Liberty Media Corp.-Liberty Braves, Class C..............  1,166     30,048
#*  Liberty Media Corp.-Liberty Braves, Class A..............    527     13,544
#*  Liberty Media Corp.-Liberty Formula One, Class C.........  2,915    102,754
#*  Liberty Media Corp.-Liberty Formula One, Class A.........  1,318     44,166
*   Liberty Media Corp.-Liberty SiriusXM, Class C............ 11,661    550,749
*   Liberty Media Corp.-Liberty SiriusXM, Class A............  5,275    248,663
#   Liberty Tax, Inc.........................................  1,115     11,485
*   Liberty TripAdvisor Holdings, Inc., Class A.............. 16,746    278,821
    Lifetime Brands, Inc.....................................  1,200     14,580
*   Lincoln Educational Services Corp........................  4,082      6,858
#   Lions Gate Entertainment Corp., Class A.................. 12,048    287,345
    Lions Gate Entertainment Corp., Class B.................. 15,238    348,493
#   Lithia Motors, Inc., Class A.............................  4,989    444,270
#*  Live Nation Entertainment, Inc........................... 22,405  1,104,118
*   LKQ Corp................................................. 32,116  1,076,528
    Lowe's Cos., Inc......................................... 44,778  4,448,247
*   Lululemon Athletica, Inc................................. 15,317  1,837,274
#*  Lumber Liquidators Holdings, Inc.........................  1,940     37,520
*   M/I Homes, Inc...........................................  4,720    122,059
#   Macy's, Inc.............................................. 50,071  1,989,321
*   Madison Square Garden Co. (The), Class A.................  2,434    759,846
*   Malibu Boats, Inc., Class A..............................  2,400     90,216
#   Marine Products Corp.....................................  1,421     26,402
#*  MarineMax, Inc...........................................  7,469    140,044
#   Mattel, Inc.............................................. 22,799    361,820
*   MCBC Holdings, Inc.......................................  1,741     43,455
    McDonald's Corp.......................................... 20,825  3,280,770
#   MDC Holdings, Inc........................................ 15,709    456,189
#   Meredith Corp............................................  6,054    321,770
*   Meritage Homes Corp......................................  7,013    302,611
    MGM Resorts International................................  8,144    255,477
*   Michael Kors Holdings, Ltd............................... 19,565  1,305,572
#*  Michaels Cos., Inc. (The)................................ 23,636    482,411
*   Modine Manufacturing Co..................................  3,297     57,533
#   Monro, Inc...............................................  5,005    337,587
#*  Motorcar Parts of America, Inc...........................  1,259     27,194
    Movado Group, Inc........................................  2,805    139,689
#*  MSG Networks, Inc., Class A..............................  7,253    170,808
#*  Murphy USA, Inc..........................................  5,826    461,652
    Nathan's Famous, Inc.....................................    200     19,650
    National CineMedia, Inc.................................. 21,103    174,311
*   National Vision Holdings, Inc............................    600     24,396
#*  Nautilus, Inc............................................  3,718     52,982
*   Netflix, Inc............................................. 16,176  5,458,591
#*  New Home Co., Inc. (The).................................    994      9,165

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
CONSUMER DISCRETIONARY -- (Continued)
#   New Media Investment Group, Inc.........................   8,746 $  157,341
#*  New York & Co., Inc.....................................   4,752     23,285
#   New York Times Co. (The), Class A.......................  25,000    620,000
    Newell Brands, Inc......................................   7,440    194,854
    News Corp., Class A.....................................  31,479    474,389
    News Corp., Class B.....................................  15,270    233,631
#   Nexstar Media Group, Inc., Class A......................  14,335  1,067,241
    NIKE, Inc., Class B..................................... 106,836  8,216,757
#   Nordstrom, Inc..........................................  14,959    784,001
#   Nutrisystem, Inc........................................   3,326    133,040
*   NVR, Inc................................................     398  1,098,253
#   Office Depot, Inc.......................................  69,046    173,305
#*  Ollie's Bargain Outlet Holdings, Inc....................   4,828    335,546
#   Omnicom Group, Inc......................................  32,251  2,219,836
*   O'Reilly Automotive, Inc................................   6,865  2,100,690
*   Overstock.com, Inc......................................   3,993    142,350
#   Oxford Industries, Inc..................................   2,924    269,359
#   Papa John's International, Inc..........................   3,147    132,048
#*  Party City Holdco, Inc..................................   9,088    143,136
    Peak Resorts, Inc.......................................   1,900      9,405
#*  Penn National Gaming, Inc...............................   6,814    218,389
#   Penske Automotive Group, Inc............................  12,880    672,336
*   Perry Ellis International, Inc..........................   1,100     30,844
#   PetMed Express, Inc.....................................   3,207    119,076
#   Pier 1 Imports, Inc.....................................   9,693     20,937
*   Planet Fitness, Inc., Class A...........................  13,015    618,473
#   Polaris Industries, Inc.................................   9,375    988,312
    Pool Corp...............................................   4,603    705,410
#*  Potbelly Corp...........................................   1,810     22,444
    PulteGroup, Inc.........................................  48,368  1,378,004
    PVH Corp................................................   7,141  1,096,286
*   Qurate Retail, Inc......................................  49,325  1,050,129
    Ralph Lauren Corp.......................................   6,518    879,800
    RCI Hospitality Holdings, Inc...........................     288      9,340
*   Reading International, Inc., Class A....................   1,600     25,280
#*  Red Lion Hotels Corp....................................   1,771     22,138
#*  Red Robin Gourmet Burgers, Inc..........................   1,171     55,388
#   Rent-A-Center, Inc......................................   4,988     74,022
*   RH......................................................   3,165    429,997
#*  Roku, Inc...............................................   2,414    109,644
    Ross Stores, Inc........................................  23,884  2,088,178
    Ruth's Hospitality Group, Inc...........................   4,263    123,414
#   Saga Communications, Inc., Class A......................     369     13,967
    Salem Media Group, Inc..................................   1,000      4,950
#*  Sally Beauty Holdings, Inc..............................  11,257    185,628
    Scholastic Corp.........................................   5,718    238,784
#*  Scientific Games Corp., Class A.........................   7,843    376,856
#*  Sequential Brands Group, Inc............................   2,082      4,518
*   ServiceMaster Global Holdings, Inc......................  16,977    967,519
*   Shake Shack, Inc., Class A..............................     928     57,842
*   Shiloh Industries, Inc..................................   1,200      9,900
#   Shoe Carnival, Inc......................................   2,176     68,261
#*  Shutterfly, Inc.........................................   3,565    293,257
#   Signet Jewelers, Ltd....................................  11,955    690,282
#   Sinclair Broadcast Group, Inc., Class A.................  21,966    566,723
#   Sirius XM Holdings, Inc................................. 124,853    876,468
#   Six Flags Entertainment Corp............................   6,652    432,047
#*  Skechers U.S.A., Inc., Class A..........................  20,699    573,776
#*  Sleep Number Corp.......................................   5,045    143,732

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
CONSUMER DISCRETIONARY -- (Continued)
#   Sonic Automotive, Inc., Class A.........................   1,600 $   32,560
#   Sonic Corp..............................................   3,600    126,540
*   Sotheby's...............................................   6,856    364,122
    Speedway Motorsports, Inc...............................   2,775     48,979
#   Standard Motor Products, Inc............................   1,900     92,606
    Starbucks Corp..........................................  47,213  2,473,489
#*  Stein Mart, Inc.........................................   5,735     12,674
    Steven Madden, Ltd......................................   8,860    478,883
*   Stoneridge, Inc.........................................   2,300     78,200
    Superior Group of Cos, Inc..............................     923     19,346
#   Superior Industries International, Inc..................   3,000     55,050
#   Tailored Brands, Inc....................................   4,047     81,588
*   Tandy Leather Factory, Inc..............................   1,562     12,184
    Tapestry, Inc...........................................  40,666  1,916,182
    Target Corp.............................................  33,817  2,728,356
*   Taylor Morrison Home Corp., Class A.....................  26,938    526,099
#   TEGNA, Inc..............................................  44,398    489,710
#*  Tempur Sealy International, Inc.........................   6,815    333,049
    Tenneco, Inc............................................   4,755    219,205
#*  Tesla, Inc..............................................   2,031    605,522
#   Texas Roadhouse, Inc....................................   7,283    457,664
#   Thor Industries, Inc....................................   6,707    636,159
    Tiffany & Co............................................  18,021  2,478,969
#   Tile Shop Holdings, Inc.................................   5,547     46,040
    Tilly's, Inc., Class A..................................     804     12,462
    TJX Cos., Inc. (The)....................................  39,368  3,828,932
    Toll Brothers, Inc......................................  27,321    963,338
*   TopBuild Corp...........................................   3,356    249,284
    Tower International, Inc................................   4,154    134,174
*   Town Sports International Holdings, Inc.................   3,271     35,327
    Townsquare Media, Inc., Class A.........................   1,134      7,348
    Tractor Supply Co.......................................   7,303    569,926
*   Trans World Entertainment Corp..........................   1,000        941
#*  TRI Pointe Group, Inc...................................  37,214    527,322
    Tribune Media Co., Class A..............................   5,261    178,085
#*  TripAdvisor, Inc........................................   9,368    543,250
*   tronc, Inc..............................................  12,777    199,832
#*  Tuesday Morning Corp....................................   4,976     14,430
#   Tupperware Brands Corp..................................   4,408    161,818
    Twenty-First Century Fox, Inc., Class A................. 101,283  4,557,735
    Twenty-First Century Fox, Inc., Class B.................  44,833  1,991,482
*   Ulta Salon Cosmetics & Fragrance, Inc...................   5,389  1,317,018
#*  Under Armour, Inc., Class A.............................  28,707    573,279
#*  Under Armour, Inc., Class C.............................  32,523    609,481
*   Unifi, Inc..............................................   2,214     66,796
#   Unique Fabricating, Inc.................................     842      6,989
#*  Universal Electronics, Inc..............................   1,355     47,357
*   Universal Technical Institute, Inc......................   2,800      9,100
#*  Urban Outfitters, Inc...................................  19,675    873,570
*   US Auto Parts Network, Inc..............................   3,173      4,347
#   Vail Resorts, Inc.......................................   1,287    356,332
#*  Veoneer, Inc............................................   8,838    462,227
*   Vera Bradley, Inc.......................................   4,500     59,805
    VF Corp.................................................  18,421  1,696,021
#   Viacom, Inc., Class A...................................   2,977    102,409
    Viacom, Inc., Class B...................................  88,945  2,583,852
#*  Visteon Corp............................................   7,065    827,170
#*  Vitamin Shoppe, Inc.....................................   1,139      9,511
*   VOXX International Corp.................................   2,400     12,600

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
CONSUMER DISCRETIONARY -- (Continued)
    Walt Disney Co. (The)................................. 109,800 $ 12,468,888
#*  Wayfair, Inc., Class A................................  12,782    1,390,937
#   Wendy's Co. (The).....................................  31,852      531,291
    Weyco Group, Inc......................................   1,334       46,490
#   Whirlpool Corp........................................   7,600      996,360
#*  William Lyon Homes, Class A...........................   6,522      142,375
#   Williams-Sonoma, Inc..................................  15,034      879,339
    Wingstop, Inc.........................................   4,347      214,524
    Winmark Corp..........................................     415       61,088
#   Winnebago Industries, Inc.............................   3,145      125,486
    Wolverine World Wide, Inc.............................  13,457      476,109
#   World Wrestling Entertainment, Inc., Class A..........   3,331      263,515
#   Wyndham Destinations, Inc.............................   5,326      245,635
#   Wyndham Hotels & Resorts, Inc.........................   5,326      308,908
    Wynn Resorts, Ltd.....................................   9,768    1,629,107
*   ZAGG, Inc.............................................   2,300       34,270
#*  Zoe's Kitchen, Inc....................................     968        9,438
#*  Zumiez, Inc...........................................   3,334       75,515
                                                                   ------------
TOTAL CONSUMER DISCRETIONARY..............................          290,375,458
                                                                   ------------
CONSUMER STAPLES -- (5.0%)
    Alico, Inc............................................     390       12,480
    Andersons, Inc. (The).................................   6,689      235,787
#*  Avon Products, Inc.................................... 103,731      164,932
#   B&G Foods, Inc........................................   4,822      151,411
#*  Boston Beer Co., Inc. (The), Class A..................   1,794      493,260
    Brown-Forman Corp., Class A...........................   5,088      271,038
#   Brown-Forman Corp., Class B...........................  21,077    1,121,718
#   Calavo Growers, Inc...................................   2,429      224,683
#   Campbell Soup Co......................................   8,458      345,932
#   Casey's General Stores, Inc...........................   7,082      774,629
#*  Central Garden & Pet Co...............................   3,683      158,995
*   Central Garden & Pet Co., Class A.....................   5,818      233,418
#*  Chefs' Warehouse, Inc. (The)..........................   6,039      162,751
#   Church & Dwight Co., Inc..............................  17,970    1,004,523
#   Clorox Co. (The)......................................  11,248    1,520,392
#   Coca-Cola Bottling Co. Consolidated...................   1,553      225,371
    Coca-Cola Co. (The)................................... 104,274    4,862,297
    Colgate-Palmolive Co..................................  33,639    2,254,149
    Constellation Brands, Inc., Class A...................   9,637    2,025,987
    Costco Wholesale Corp.................................  36,867    8,063,182
#   Coty, Inc., Class A...................................  73,744      988,907
#*  Craft Brew Alliance, Inc..............................   1,900       37,620
#*  Darling Ingredients, Inc..............................  25,658      515,469
#   Dean Foods Co.........................................  10,015       98,347
#*  Edgewell Personal Care Co.............................   9,684      521,580
    Energizer Holdings, Inc...............................   7,056      449,326
    Estee Lauder Cos., Inc. (The), Class A................  19,252    2,597,865
#*  Farmer Brothers Co....................................   3,036       87,589
#   Flowers Foods, Inc....................................  17,063      348,085
#   Fresh Del Monte Produce, Inc..........................   2,100       76,230
    General Mills, Inc....................................  30,919    1,424,129
#*  Hain Celestial Group, Inc. (The)......................  11,454      325,752
#*  Herbalife Nutrition, Ltd..............................  21,000    1,084,230
#*  Hostess Brands, Inc...................................  14,845      207,978
#   Ingles Markets, Inc., Class A.........................   3,819      113,615
#   Inter Parfums, Inc....................................   5,710      343,742
    J&J Snack Foods Corp..................................   1,814      262,957
#   JM Smucker Co. (The)..................................   8,894      988,301

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
CONSUMER STAPLES -- (Continued)
    John B. Sanfilippo & Son, Inc..........................     549 $    42,202
#   Kellogg Co.............................................  10,452     742,406
    Keurig Dr Pepper, Inc..................................  13,729     329,633
#   Kraft Heinz Co. (The)..................................  22,222   1,338,875
    Kroger Co. (The)....................................... 116,011   3,364,319
    Lamb Weston Holdings, Inc..............................   9,011     633,203
    Lancaster Colony Corp..................................   3,867     560,831
*   Landec Corp............................................   1,591      22,274
*   Lifeway Foods, Inc.....................................   1,074       3,995
    Limoneira Co...........................................   1,038      28,296
#   McCormick & Co., Inc...................................     200      23,456
#   McCormick & Co., Inc. Non-Voting.......................  12,732   1,496,519
    Medifast, Inc..........................................   2,326     399,328
    Molson Coors Brewing Co., Class B......................  26,411   1,769,537
*   Monster Beverage Corp..................................  15,782     947,236
#*  National Beverage Corp.................................   3,397     358,417
*   Natural Alternatives International, Inc................   1,014      10,292
#*  Natural Grocers by Vitamin Cottage, Inc................   2,440      32,379
    Natural Health Trends Corp.............................     187       4,464
#*  Nature's Sunshine Products, Inc........................     500       3,950
    Nu Skin Enterprises, Inc., Class A.....................  11,419     831,874
    Oil-Dri Corp. of America...............................     489      20,714
#*  Orchids Paper Products Co..............................   1,044       5,251
    PepsiCo, Inc...........................................  71,885   8,266,775
*   Performance Food Group Co..............................  19,850     711,622
    Pinnacle Foods, Inc....................................  15,940   1,058,735
#*  Post Holdings, Inc.....................................  11,423     988,775
#   PriceSmart, Inc........................................   3,121     255,142
*   Primo Water Corp.......................................   8,993     157,827
    Procter & Gamble Co. (The).............................  99,878   8,078,133
#*  Revlon, Inc., Class A..................................   6,086      94,942
#*  Rite Aid Corp..........................................  18,583      37,352
    Rocky Mountain Chocolate Factory, Inc..................     960       9,859
*   S&W Seed Co............................................   2,831       8,776
*   Seneca Foods Corp., Class A............................     504      13,583
#*  Smart & Final Stores, Inc..............................   6,195      36,551
    SpartanNash Co.........................................   5,718     137,003
*   Spectrum Brands Holdings, Inc..........................  11,470   1,002,134
#*  Sprouts Farmers Market, Inc............................  18,922     406,634
#*  SUPERVALU, Inc.........................................   4,743     153,294
    Sysco Corp.............................................  35,036   2,354,770
#   Tootsie Roll Industries, Inc...........................   1,515      45,299
#*  TreeHouse Foods, Inc...................................   7,580     359,974
#*  United Natural Foods, Inc..............................  10,995     354,039
    United-Guardian, Inc...................................   1,797      33,245
*   US Foods Holding Corp..................................  29,920   1,011,595
#*  USANA Health Sciences, Inc.............................   4,982     658,869
#   Village Super Market, Inc., Class A....................   1,201      32,343
    Walgreens Boots Alliance, Inc..........................  48,689   3,292,350
    Walmart, Inc........................................... 104,042   9,283,668
#   Weis Markets, Inc......................................   4,265     218,069
*   Willamette Valley Vineyards, Inc.......................     500       4,100
                                                                    -----------
TOTAL CONSUMER STAPLES.....................................          86,813,566
                                                                    -----------
ENERGY -- (2.5%)
    Adams Resources & Energy, Inc..........................     101       4,040
    Andeavor...............................................  13,857   2,079,381
*   Apergy Corp............................................   8,404     344,564
#   Archrock, Inc..........................................  29,410     401,446

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
ENERGY -- (Continued)
*   Ardmore Shipping Corp....................................  1,581 $   10,672
    Baker Hughes a GE Co..................................... 23,921    827,188
*   Basic Energy Services, Inc...............................  6,023     67,939
#   Bristow Group, Inc.......................................  5,575     77,939
    Cheniere Energy Partners L.P. Holdings LLC...............  4,942    151,818
*   Cheniere Energy, Inc..................................... 19,711  1,251,648
*   Clean Energy Fuels Corp.................................. 38,949    111,005
*   Contango Oil & Gas Co....................................    870      4,881
#   Core Laboratories NV.....................................  9,949  1,115,482
#   CVR Energy, Inc..........................................  8,182    321,471
*   Dawson Geophysical Co....................................  2,598     20,290
#   Delek US Holdings, Inc................................... 20,698  1,103,617
#   DHT Holdings, Inc........................................  1,736      7,378
#*  Diamond Offshore Drilling, Inc........................... 12,360    237,312
#*  Dorian LPG, Ltd..........................................  1,709     14,527
#*  Dril-Quip, Inc........................................... 10,306    531,274
#   EnLink Midstream LLC..................................... 24,074    383,980
#   Ensco P.L.C., Class A.................................... 75,305    559,516
*   Era Group, Inc...........................................  2,030     28,684
    Evolution Petroleum Corp.................................  2,234     24,016
*   Exterran Corp............................................  7,674    212,723
#*  Forum Energy Technologies, Inc........................... 24,623    323,792
#   Frank's International NV................................. 26,676    224,879
#*  Geospace Technologies Corp...............................    400      5,628
#   Green Plains, Inc........................................  5,254     87,216
    Gulf Island Fabrication, Inc.............................  1,300     11,765
#*  Helix Energy Solutions Group, Inc........................ 48,922    489,709
#   Helmerich & Payne, Inc................................... 11,864    727,856
    HollyFrontier Corp....................................... 25,158  1,876,284
#*  Independence Contract Drilling, Inc......................    700      2,821
*   Key Energy Services, Inc.................................    796     13,341
    Marathon Petroleum Corp.................................. 41,326  3,340,381
*   Matrix Service Co........................................  7,677    153,156
#*  McDermott International, Inc............................. 34,354    618,716
#   Nabors Industries, Ltd................................... 65,044    388,963
#   National Oilwell Varco, Inc.............................. 41,634  2,024,245
*   Natural Gas Services Group, Inc..........................  2,367     52,311
#*  Newpark Resources, Inc................................... 19,968    220,646
#*  Noble Corp. P.L.C........................................ 43,772    255,628
#   Nordic American Offshore, Ltd............................      2          2
#   Nordic American Tankers, Ltd.............................     60        135
#   Oceaneering International, Inc........................... 26,764    732,263
#*  Oil States International, Inc............................ 14,110    492,439
    ONEOK, Inc............................................... 27,897  1,965,065
*   Overseas Shipholding Group, Inc., Class A................  8,155     29,358
*   Pacific Ethanol, Inc.....................................  2,589      7,573
    Panhandle Oil and Gas, Inc., Class A.....................  1,703     34,741
*   Parker Drilling Co.......................................    880      4,048
#   Patterson-UTI Energy, Inc................................ 28,448    489,306
    PBF Energy, Inc., Class A................................ 26,552  1,239,978
#*  Penn Virginia Corp.......................................    748     63,221
    Phillips 66.............................................. 19,207  2,368,991
*   Pioneer Energy Services Corp.............................  6,317     20,846
#*  ProPetro Holding Corp.................................... 12,424    204,251
#*  Renewable Energy Group, Inc..............................  6,490    110,654
*   REX American Resources Corp..............................    900     69,300
*   RigNet, Inc..............................................  1,879     23,112
#*  Rowan Cos. P.L.C., Class A............................... 24,017    347,766
#   RPC, Inc................................................. 36,702    543,190

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ -----------
ENERGY -- (Continued)
    Schlumberger, Ltd....................................... 72,355 $ 4,885,410
#   Scorpio Tankers, Inc.................................... 22,965      49,375
#*  SEACOR Holdings, Inc....................................  4,801     253,349
*   SEACOR Marine Holdings, Inc.............................  2,940      74,382
#*  Select Energy Services, Inc., Class A................... 16,044     245,152
#   SemGroup Corp., Class A................................. 12,084     303,913
#   Ship Finance International, Ltd.........................  9,635     140,189
#*  Superior Energy Services, Inc........................... 29,418     289,473
#   Targa Resources Corp.................................... 11,967     611,155
    TechnipFMC P.L.C........................................ 48,111   1,566,013
#   Teekay Tankers, Ltd., Class A...........................  8,061       7,646
#*  TETRA Technologies, Inc................................. 30,189     130,115
#*  Transocean, Ltd......................................... 79,026   1,017,065
#   US Silica Holdings, Inc.................................  4,144     111,722
    Valero Energy Corp...................................... 23,959   2,835,548
#*  W&T Offshore, Inc....................................... 14,749     102,358
    Williams Cos., Inc. (The)............................... 17,400     517,650
    World Fuel Services Corp................................  4,112     114,437
                                                                    -----------
TOTAL ENERGY................................................         42,711,319
                                                                    -----------
FINANCIALS -- (15.7%)
#*  1347 Property Insurance Holdings, Inc...................  1,900      13,585
#   1st Constitution Bancorp................................  1,118      24,876
    1st Source Corp.........................................  4,284     242,303
#   Access National Corp....................................  2,211      61,422
    ACNB Corp...............................................    674      23,118
    Affiliated Managers Group, Inc..........................  5,662     905,977
    Aflac, Inc.............................................. 67,877   3,158,996
    Alleghany Corp..........................................  1,558     980,403
*   Allegiance Bancshares, Inc..............................  1,231      55,333
    Allstate Corp. (The).................................... 22,876   2,175,965
    Ally Financial, Inc..................................... 79,761   2,134,404
    A-Mark Precious Metals, Inc.............................    800      10,680
#*  Ambac Financial Group, Inc..............................  4,904     100,140
    American Equity Investment Life Holding Co.............. 19,432     694,305
    American Express Co..................................... 44,013   4,380,174
    American Financial Group, Inc...........................  9,145   1,030,550
    American International Group, Inc....................... 74,609   4,119,163
    American National Bankshares, Inc.......................  1,300      52,390
    American National Insurance Co..........................  3,352     432,374
    American River Bankshares...............................    700      10,955
    Ameriprise Financial, Inc............................... 11,103   1,617,374
    Ameris Bancorp..........................................  5,234     243,904
    AMERISAFE, Inc..........................................  2,956     185,637
    AmeriServ Financial, Inc................................  3,000      13,050
#   AmTrust Financial Services, Inc......................... 25,092     363,332
*   Anchor Bancorp, Inc.....................................    343      10,136
    Aon P.L.C...............................................  9,137   1,311,616
#*  Arch Capital Group, Ltd................................. 37,216   1,137,321
    Ares Management L.P..................................... 14,730     314,485
    Argo Group International Holdings, Ltd..................  7,878     492,769
    Arrow Financial Corp....................................  1,658      64,165
    Arthur J Gallagher & Co................................. 20,201   1,441,341
#   Artisan Partners Asset Management, Inc., Class A........  9,341     321,797
    Aspen Insurance Holdings, Ltd........................... 15,611     631,465
    Associated Banc-Corp.................................... 24,997     674,919
#   Associated Capital Group, Inc., Class A.................  1,328      49,468
    Assurant, Inc...........................................  8,393     925,748
    Assured Guaranty, Ltd................................... 23,173     901,893

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
FINANCIALS -- (Continued)
    Asta Funding, Inc.......................................      35 $      109
*   Athene Holding, Ltd., Class A...........................  16,552    759,240
*   Atlantic Capital Bancshares, Inc........................   4,603     82,164
*   Atlas Financial Holdings, Inc...........................   1,019      8,611
#   Auburn National Bancorporation, Inc.....................     400     19,396
    Axis Capital Holdings, Ltd..............................  18,473  1,044,833
#   Banc of California, Inc.................................   7,433    148,660
    BancFirst Corp..........................................   4,370    271,377
#   Bancorp of New Jersey, Inc..............................     846     14,472
*   Bancorp, Inc. (The).....................................  13,671    132,745
#   BancorpSouth Bank.......................................  14,083    463,331
    Bank of America Corp.................................... 283,175  8,744,444
    Bank of Commerce Holdings...............................   1,070     13,375
#   Bank of Hawaii Corp.....................................   6,782    545,883
    Bank of Marin Bancorp...................................     819     72,768
    Bank of New York Mellon Corp. (The).....................  30,369  1,623,830
    Bank of NT Butterfield & Son, Ltd. (The)................   9,036    446,921
    Bank of South Carolina Corp.............................     550     11,248
#   Bank OZK................................................  19,728    806,875
    BankFinancial Corp......................................   1,550     25,947
#   BankUnited, Inc.........................................  15,716    610,724
    Bankwell Financial Group, Inc...........................     459     14,918
    Banner Corp.............................................   6,670    420,010
    Bar Harbor Bankshares...................................   1,356     39,283
    BB&T Corp...............................................  23,114  1,174,422
    BCB Bancorp, Inc........................................   1,421     21,173
#   Beneficial Bancorp, Inc.................................  14,333    232,911
#   Berkshire Hills Bancorp, Inc............................   7,947    322,648
    BGC Partners, Inc., Class A.............................  42,616    457,696
    BlackRock, Inc..........................................   6,858  3,447,928
*   Blucora, Inc............................................   3,816    132,606
#   Blue Hills Bancorp, Inc.................................   3,576     78,314
#*  BofI Holding, Inc.......................................  10,851    423,406
    BOK Financial Corp......................................  10,162    989,067
    Boston Private Financial Holdings, Inc..................  16,548    238,291
    Bridge Bancorp, Inc.....................................   1,706     61,075
*   Brighthouse Financial, Inc..............................  15,572    676,292
    BrightSphere Investment Group P.L.C.....................  13,182    187,843
#   Brookline Bancorp, Inc..................................  18,475    336,245
    Brown & Brown, Inc......................................  42,752  1,250,924
    Bryn Mawr Bank Corp.....................................   4,630    226,175
*   BSB Bancorp, Inc........................................     528     17,794
    C&F Financial Corp......................................     202     12,625
#   Cadence BanCorp.........................................  12,229    332,996
#   Cambridge Bancorp.......................................     412     37,059
    Camden National Corp....................................   1,950     89,895
*   Cannae Holdings, Inc....................................  11,601    211,718
    Capital City Bank Group, Inc............................   2,327     56,360
    Capital One Financial Corp..............................  26,456  2,495,330
#   Capitol Federal Financial, Inc..........................  31,511    411,849
#   Capstar Financial Holdings, Inc.........................     607     10,865
    Carolina Financial Corp.................................   4,130    172,427
#   Cathay General Bancorp..................................  12,035    500,536
    Cboe Global Markets, Inc................................   4,774    463,699
    CenterState Banks Corp..................................  14,504    402,486
*   Central Federal Corp....................................   5,714     13,828
    Central Pacific Financial Corp..........................   3,622     99,822
    Central Valley Community Bancorp........................   1,512     32,493
    Century Bancorp, Inc., Class A..........................     255     19,724

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
FINANCIALS -- (Continued)
    Charles Schwab Corp. (The)............................... 46,316 $2,364,895
    Charter Financial Corp...................................  2,310     52,183
#   Chemical Financial Corp.................................. 10,109    574,191
    Chemung Financial Corp...................................    900     40,464
    Chubb, Ltd............................................... 26,903  3,758,887
#   Cincinnati Financial Corp................................ 10,827    818,846
    CIT Group, Inc........................................... 18,545    981,587
    Citigroup, Inc........................................... 83,911  6,032,362
    Citizens & Northern Corp.................................  1,544     41,812
    Citizens Community Bancorp, Inc..........................    800     11,200
    Citizens Financial Group, Inc............................ 29,654  1,179,636
#   Citizens First Corp......................................    530     13,807
#*  Citizens, Inc............................................  4,745     37,533
#   City Holding Co..........................................  2,296    184,782
#   Civista Bancshares, Inc..................................  1,436     35,512
    CME Group, Inc...........................................  7,748  1,232,862
    CNB Financial Corp.......................................  2,020     62,640
    CNO Financial Group, Inc.................................  7,390    150,386
*   Coastway Bancorp, Inc....................................    622     17,229
    CoBiz Financial, Inc.....................................  6,711    146,971
    Codorus Valley Bancorp, Inc..............................    771     24,078
#   Cohen & Steers, Inc......................................  9,241    387,105
    Colony Bankcorp, Inc.....................................    989     16,368
#   Columbia Banking System, Inc............................. 11,572    473,642
#   Commerce Bancshares, Inc................................. 16,675  1,113,890
#   Community Bank System, Inc...............................  7,843    496,070
*   Community Bankers Trust Corp.............................  1,900     18,050
    Community Financial Corp. (The)..........................     92      3,199
    Community Trust Bancorp, Inc.............................  5,088    248,422
    Community West Bancshares................................  1,400     16,870
    ConnectOne Bancorp, Inc..................................  5,325    132,060
#*  Consumer Portfolio Services, Inc.........................  2,632      8,817
#   County Bancorp, Inc......................................    489     12,929
#*  Cowen, Inc...............................................  6,629    104,075
#   Crawford & Co., Class A..................................  2,485     21,073
    Crawford & Co., Class B..................................  3,005     25,603
#*  Credit Acceptance Corp...................................  2,568    985,085
#   Cullen/Frost Bankers, Inc................................  5,186    573,001
#*  Customers Bancorp, Inc...................................  7,263    184,989
#   CVB Financial Corp....................................... 18,777    449,146
    Diamond Hill Investment Group, Inc.......................    856    164,129
#   Dime Community Bancshares, Inc...........................  9,366    161,095
    Discover Financial Services.............................. 33,354  2,381,809
    DNB Financial Corp.......................................    100      3,370
    Donegal Group, Inc., Class A.............................  3,292     48,096
*   Donnelley Financial Solutions, Inc.......................  8,339    173,451
*   E*TRADE Financial Corp................................... 23,997  1,435,261
*   Eagle Bancorp, Inc.......................................  4,755    257,008
    East West Bancorp, Inc................................... 12,339    798,827
    Eaton Vance Corp......................................... 26,777  1,422,662
#*  eHealth, Inc.............................................  4,542    107,827
    EMC Insurance Group, Inc.................................  3,133     83,870
    Employers Holdings, Inc..................................  6,715    311,912
#*  Encore Capital Group, Inc................................  6,969    251,581
*   Enova International, Inc................................. 10,518    326,058
*   Enstar Group, Ltd........................................  2,650    572,930
*   Entegra Financial Corp...................................  1,100     32,065
    Enterprise Bancorp, Inc..................................    881     33,469
    Enterprise Financial Services Corp.......................  5,162    290,362

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
FINANCIALS -- (Continued)
*   Equity Bancshares, Inc., Class A.........................  1,838 $   74,439
    Erie Indemnity Co., Class A..............................  8,122  1,009,077
    ESSA Bancorp, Inc........................................  1,868     29,328
*   Essent Group, Ltd........................................ 20,916    803,174
    Evans Bancorp, Inc.......................................    394     18,459
    Evercore, Inc., Class A.................................. 11,146  1,259,498
    Everest Re Group, Ltd....................................  4,309    940,870
#*  EZCORP, Inc., Class A.................................... 15,632    178,986
#   FactSet Research Systems, Inc............................  2,107    424,266
    Farmers Capital Bank Corp................................    938     52,809
    Farmers National Banc Corp...............................  1,526     24,378
#   FB Financial Corp........................................  6,074    258,509
#   FBL Financial Group, Inc., Class A.......................  6,008    490,854
#*  FCB Financial Holdings, Inc., Class A....................  5,378    274,278
#   Federal Agricultural Mortgage Corp., Class C.............  2,638    248,737
#   Federated Investors, Inc., Class B....................... 22,493    544,331
    FedNat Holding Co........................................  1,868     43,524
    Fidelity National Financial, Inc......................... 30,377  1,230,268
    Fidelity Southern Corp...................................  5,768    138,028
    Fifth Third Bancorp...................................... 29,289    866,662
    Financial Institutions, Inc..............................  3,311    104,959
    First American Financial Corp............................ 27,226  1,524,656
    First Bancorp............................................  5,408    223,999
*   First BanCorp............................................ 35,369    290,733
    First Bancorp, Inc.......................................  1,624     49,532
    First Bancshares, Inc. (The).............................    400     15,420
    First Busey Corp.........................................  7,312    231,937
    First Business Financial Services, Inc...................  1,369     32,527
    First Capital, Inc.......................................    400     15,228
    First Citizens BancShares, Inc., Class A.................  1,922    781,908
#   First Commonwealth Financial Corp........................ 20,211    340,960
    First Community Bancshares, Inc..........................  2,068     67,272
#   First Community Corp.....................................  1,506     37,274
    First Connecticut Bancorp, Inc...........................  2,005     62,356
    First Defiance Financial Corp............................  1,644     52,871
#   First Financial Bancorp.................................. 18,083    548,819
#   First Financial Bankshares, Inc..........................  7,869    445,385
    First Financial Corp.....................................    822     42,251
    First Financial Northwest, Inc...........................  1,300     22,958
#*  First Foundation, Inc....................................  4,608     72,438
#   First Guaranty Bancshares, Inc...........................    550     14,520
    First Hawaiian, Inc...................................... 21,990    621,437
#   First Horizon National Corp.............................. 51,321    918,133
#   First Interstate BancSystem, Inc., Class A...............  5,516    238,015
    First Merchants Corp.....................................  9,328    440,282
    First Mid-Illinois Bancshares, Inc.......................    350     14,109
    First Midwest Bancorp, Inc............................... 18,539    494,435
*   First Northwest Bancorp..................................    817     13,219
    First of Long Island Corp. (The).........................  2,544     55,459
    First Republic Bank...................................... 10,921  1,079,650
#   First Savings Financial Group, Inc.......................    238     16,482
    First United Corp........................................    402      7,517
    First US Bancshares, Inc.................................    700      7,847
    FirstCash, Inc...........................................  9,117    740,300
#*  Flagstar Bancorp, Inc.................................... 10,852    369,511
    Flushing Financial Corp..................................  6,093    152,812
#   FNB Corp................................................. 56,522    725,177
*   Franklin Financial Network, Inc..........................  1,568     61,387
    Franklin Resources, Inc.................................. 16,707    573,384

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
FINANCIALS -- (Continued)
    FS Bancorp, Inc..........................................    506 $   31,053
#   Fulton Financial Corp.................................... 28,743    498,691
#   GAIN Capital Holdings, Inc...............................  6,006     40,901
    GAMCO Investors, Inc., Class A...........................  1,401     34,310
*   Genworth Financial, Inc., Class A........................ 36,151    166,295
#   German American Bancorp, Inc.............................  3,132    114,756
#   Glacier Bancorp, Inc..................................... 13,427    573,333
#   Glen Burnie Bancorp......................................    300      3,750
    Global Indemnity, Ltd....................................  1,893     77,140
    Goldman Sachs Group, Inc. (The).......................... 23,314  5,535,443
*   Great Elm Capital Group, Inc.............................    393      1,277
    Great Southern Bancorp, Inc..............................  2,513    148,393
    Great Western Bancorp, Inc............................... 10,057    420,885
    Green Bancorp, Inc.......................................  6,717    163,223
*   Green Dot Corp., Class A.................................  6,531    518,039
#   Greene County Bancorp, Inc...............................  3,316    112,412
#   Greenhill & Co., Inc.....................................  2,944     96,269
#*  Greenlight Capital Re, Ltd., Class A.....................  5,732     83,687
    Guaranty Bancorp.........................................  2,905     87,295
    Guaranty Federal Bancshares, Inc.........................    101      2,515
*   Hallmark Financial Services, Inc.........................  1,500     15,840
*   Hamilton Bancorp, Inc....................................    400      5,820
#   Hamilton Lane, Inc., Class A.............................  3,686    180,503
    Hancock Whitney Corp..................................... 11,834    594,658
    Hanmi Financial Corp.....................................  6,116    153,206
    Hanover Insurance Group, Inc. (The)......................  6,394    801,935
    Hartford Financial Services Group, Inc. (The)............ 38,377  2,022,468
    Hawthorn Bancshares, Inc.................................    588     12,789
#   HCI Group, Inc...........................................  1,344     57,510
#   Heartland Financial USA, Inc.............................  4,583    269,251
#   Hennessy Advisors, Inc...................................  1,267     19,829
    Heritage Commerce Corp...................................  6,579    100,198
#   Heritage Financial Corp..................................  6,341    222,252
#   Heritage Insurance Holdings, Inc.........................  3,323     57,056
#   Hilltop Holdings, Inc.................................... 10,662    221,770
    Hingham Institution for Savings..........................    221     48,856
*   HMN Financial, Inc.......................................    600     12,450
    Home Bancorp, Inc........................................    196      8,936
#   Home BancShares, Inc..................................... 22,927    531,677
*   HomeStreet, Inc..........................................  7,077    209,479
*   HomeTrust Bancshares, Inc................................  2,385     69,403
#   Hope Bancorp, Inc........................................ 24,516    411,378
    HopFed Bancorp, Inc......................................    670     11,022
#   Horace Mann Educators Corp............................... 11,530    503,861
    Horizon Bancorp, inc.....................................  4,743     99,650
    Houlihan Lokey, Inc......................................  4,475    219,991
#*  Howard Bancorp, Inc......................................    900     14,490
    IBERIABANK Corp..........................................  7,387    613,860
    IF Bancorp, Inc..........................................  1,300     31,668
    Independence Holding Co..................................    479     16,645
#   Independent Bank Corp....................................  3,141    277,664
    Independent Bank Corp....................................  2,690     65,905
#   Independent Bank Group, Inc..............................  4,574    306,915
    Interactive Brokers Group, Inc., Class A................. 12,092    723,827
    Intercontinental Exchange, Inc........................... 15,528  1,147,674
    International Bancshares Corp............................ 11,114    494,017
*   INTL. FCStone, Inc.......................................  2,279    122,132
    Invesco, Ltd............................................. 53,368  1,440,402
#   Investment Technology Group, Inc.........................  4,176     92,498

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
FINANCIALS -- (Continued)
#   Investors Bancorp, Inc.................................  38,420 $   481,018
    Investors Title Co.....................................      67      12,824
    James River Group Holdings, Ltd........................   8,855     366,508
#   Janus Henderson Group P.L.C............................  36,675   1,193,771
    JPMorgan Chase & Co.................................... 190,071  21,848,661
#   Kearny Financial Corp..................................  20,016     287,230
    Kemper Corp............................................  12,162     970,528
    Kentucky First Federal Bancorp.........................   1,169       9,761
    KeyCorp................................................  44,934     937,773
    Kingstone Cos., Inc....................................   1,394      22,792
    Kinsale Capital Group, Inc.............................   4,743     280,904
    Ladenburg Thalmann Financial Services, Inc.............  19,449      65,932
    Lake Shore Bancorp, Inc................................     663      11,404
    Lakeland Bancorp, Inc..................................   7,907     153,396
    Lakeland Financial Corp................................   4,437     215,150
    Landmark Bancorp, Inc..................................     415      11,753
    Lazard, Ltd., Class A..................................  23,212   1,260,412
    LCNB Corp..............................................     917      17,056
#   LegacyTexas Financial Group, Inc.......................   7,068     309,790
    Legg Mason, Inc........................................  15,028     512,906
#*  LendingClub Corp.......................................  38,968     160,548
#*  LendingTree, Inc.......................................     752     179,578
    Lincoln National Corp..................................  20,444   1,392,236
#   Live Oak Bancshares, Inc...............................   3,844     109,362
    Loews Corp.............................................  18,480     938,414
    LPL Financial Holdings, Inc............................  22,887   1,517,179
    M&T Bank Corp..........................................   7,067   1,225,064
    Macatawa Bank Corp.....................................   3,313      40,651
    Mackinac Financial Corp................................   4,036      66,594
    Maiden Holdings, Ltd...................................  31,583     274,772
*   Malvern Bancorp, Inc...................................     515      12,746
#   Manning & Napier, Inc..................................   1,200       3,660
*   Markel Corp............................................   1,297   1,517,490
    MarketAxess Holdings, Inc..............................   2,500     484,425
    Marlin Business Services Corp..........................   1,642      50,574
    Marsh & McLennan Cos., Inc.............................  23,359   1,947,206
    MB Financial, Inc......................................  12,472     604,268
#*  MBIA, Inc..............................................   3,063      31,396
    MBT Financial Corp.....................................   2,535      28,899
    Mercantile Bank Corp...................................   1,891      67,168
#   Mercury General Corp...................................   8,458     434,995
    Meridian Bancorp, Inc..................................  11,329     207,321
#   Meta Financial Group, Inc..............................   2,213     197,953
    MetLife, Inc...........................................  65,589   3,000,041
*   MGIC Investment Corp...................................   3,341      41,696
#   Mid Penn Bancorp, Inc..................................     810      26,568
    Middlefield Banc Corp..................................     477      24,184
    Midland States Bancorp, Inc............................   1,527      51,429
#   MidSouth Bancorp, Inc..................................     627       8,872
    MidWestOne Financial Group, Inc........................   1,531      49,237
*   MMA Capital Management LLC.............................     709      18,859
    Moelis & Co., Class A..................................   6,390     406,404
    Moody's Corp...........................................  11,389   1,948,886
    Morgan Stanley.........................................  72,853   3,683,448
    Morningstar, Inc.......................................   7,292     962,544
    MSB Financial Corp.....................................     705      15,087
    MSCI, Inc..............................................   8,567   1,423,750
    MutualFirst Financial, Inc.............................     477      18,317
#   MVB Financial Corp.....................................     945      15,593

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
FINANCIALS -- (Continued)
    Nasdaq, Inc.............................................. 15,046 $1,375,204
    National Bank Holdings Corp., Class A....................  6,516    257,903
#   National Bankshares, Inc.................................    507     23,956
#*  National Commerce Corp...................................    500     21,800
    National General Holdings Corp........................... 24,954    688,231
    National Western Life Group, Inc., Class A...............    562    182,088
    Navient Corp............................................. 49,070    648,215
    Navigators Group, Inc. (The).............................  7,553    455,824
#   NBT Bancorp, Inc.........................................  7,504    301,961
    Nelnet, Inc., Class A....................................  5,909    347,331
#   New York Community Bancorp, Inc.......................... 72,774    783,776
>>  NewStar Financial, Inc...................................  4,932      2,428
*   Nicholas Financial, Inc..................................  2,510     23,092
*   Nicolet Bankshares, Inc..................................    399     22,085
*   NMI Holdings, Inc., Class A.............................. 14,433    301,650
#   Northeast Bancorp........................................  1,100     23,595
    Northern Trust Corp......................................  9,972  1,089,142
    Northfield Bancorp, Inc..................................  5,016     83,567
    Northrim BanCorp, Inc....................................    383     15,435
#   Northwest Bancshares, Inc................................ 19,239    346,687
    Norwood Financial Corp...................................    600     22,560
    OceanFirst Financial Corp................................  8,060    235,110
*   Ocwen Financial Corp..................................... 15,293     60,866
#   OFG Bancorp..............................................  7,001    116,567
#   Ohio Valley Banc Corp....................................    243     11,883
    Old Line Bancshares, Inc.................................  1,817     62,287
#   Old National Bancorp..................................... 23,341    453,982
    Old Point Financial Corp.................................    189      5,479
    Old Republic International Corp.......................... 56,155  1,196,663
#   Old Second Bancorp, Inc..................................  1,641     25,436
*   On Deck Capital, Inc.....................................  7,056     48,263
*   OneMain Holdings, Inc.................................... 28,686    953,809
    Oppenheimer Holdings, Inc., Class A......................  2,150     63,533
#   Opus Bank................................................  6,320    178,856
#   Oritani Financial Corp...................................  8,528    136,448
#   Orrstown Financial Services, Inc.........................  1,170     30,771
*   Pacific Mercantile Bancorp...............................  1,500     14,700
#*  Pacific Premier Bancorp, Inc.............................  6,705    248,085
    PacWest Bancorp.......................................... 16,579    832,597
#   Park National Corp.......................................  1,732    189,689
#   Parke Bancorp, Inc.......................................    601     14,184
    Pathfinder Bancorp, Inc..................................    900     13,770
    Peapack Gladstone Financial Corp.........................  2,215     72,829
    Penns Woods Bancorp, Inc.................................    569     25,946
*   PennyMac Financial Services, Inc., Class A...............  3,146     60,246
    Peoples Bancorp of North Carolina, Inc...................  1,287     40,399
    Peoples Bancorp, Inc.....................................  2,291     82,980
    Peoples Financial Corp...................................    800     11,040
    Peoples Financial Services Corp..........................    500     23,050
#   People's United Financial, Inc........................... 44,113    804,180
    People's Utah Bancorp....................................  1,091     39,658
*   PHH Corp.................................................  5,942     64,590
#   Pinnacle Financial Partners, Inc.........................  9,936    621,000
    Piper Jaffray Cos........................................  2,856    220,912
#   PJT Partners, Inc., Class A..............................  3,092    186,169
    Plumas Bancorp...........................................    646     17,797
    Popular, Inc............................................. 14,054    697,500
#*  PRA Group, Inc...........................................  6,390    250,488
#   Preferred Bank...........................................  1,425     88,692

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
FINANCIALS -- (Continued)
    Premier Financial Bancorp, Inc..........................   1,616 $   30,720
    Primerica, Inc..........................................  10,330  1,185,884
    Principal Financial Group, Inc..........................  27,774  1,613,114
#   ProAssurance Corp.......................................   8,357    345,144
    Progressive Corp. (The).................................  20,114  1,207,041
#   Prosperity Bancshares, Inc..............................   8,930    626,439
    Protective Insurance Corp., Class B.....................   1,722     40,209
    Protective Insurance Corp., Class A.....................   1,036     24,035
*   Provident Bancorp, Inc..................................     533     14,631
    Provident Financial Holdings, Inc.......................     990     18,365
    Provident Financial Services, Inc.......................  13,626    348,008
    Prudential Bancorp, Inc.................................     879     16,657
    Prudential Financial, Inc...............................  30,570  3,084,819
    Pzena Investment Management, Inc., Class A..............   2,038     19,871
    QCR Holdings, Inc.......................................   1,402     60,917
    Radian Group, Inc.......................................   1,600     30,640
    Raymond James Financial, Inc............................  13,028  1,193,235
*   Regional Management Corp................................   1,439     47,732
    Regions Financial Corp.................................. 130,565  2,429,815
    Reinsurance Group of America, Inc.......................   6,500    919,750
    RenaissanceRe Holdings, Ltd.............................   7,819  1,030,935
#   Renasant Corp...........................................   8,055    359,897
    Republic Bancorp, Inc., Class A.........................   2,095    100,288
#*  Republic First Bancorp, Inc.............................   3,400     26,860
    Riverview Bancorp, Inc..................................   1,676     15,252
#   RLI Corp................................................   4,644    347,185
    S&P Global, Inc.........................................  16,697  3,346,747
#   S&T Bancorp, Inc........................................   5,521    247,120
#*  Safeguard Scientifics, Inc..............................   4,109     46,843
    Safety Insurance Group, Inc.............................   3,426    313,822
    Salisbury Bancorp, Inc..................................     800     35,120
    Sandy Spring Bancorp, Inc...............................   4,712    184,286
    Santander Consumer USA Holdings, Inc....................  46,160    888,118
    SB Financial Group, Inc.................................   1,621     32,096
#   SB One Bancorp..........................................     492     14,096
#*  Seacoast Banking Corp. of Florida.......................   4,265    125,007
*   Security National Financial Corp., Class A..............     840      4,326
    SEI Investments Co......................................  11,513    690,089
#*  Select Bancorp, Inc.....................................   1,607     20,907
#   Selective Insurance Group, Inc..........................   9,256    553,509
#   ServisFirst Bancshares, Inc.............................   7,396    312,481
    Severn Bancorp, Inc.....................................   1,832     15,755
    Shore Bancshares, Inc...................................   1,820     35,162
    SI Financial Group, Inc.................................     863     12,039
    Sierra Bancorp..........................................   1,779     52,552
*   Signature Bank..........................................   3,825    419,641
    Silvercrest Asset Management Group, Inc., Class A.......     953     16,630
#   Simmons First National Corp., Class A...................  14,970    446,106
*   SLM Corp................................................  74,872    845,305
    Sound Financial Bancorp, Inc............................     200      7,910
    South State Corp........................................   4,331    362,505
*   Southern First Bancshares, Inc..........................     700     30,765
    Southern Missouri Bancorp, Inc..........................     700     27,748
    Southern National Bancorp of Virginia, Inc..............   1,339     23,486
    Southside Bancshares, Inc...............................   5,959    204,334
#   State Auto Financial Corp...............................   4,621    149,443
    State Bank Financial Corp...............................   3,885    122,183
    State Street Corp.......................................  10,777    951,717
#   Sterling Bancorp........................................  29,647    658,163

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
FINANCIALS -- (Continued)
    Stewardship Financial Corp..............................   1,104 $   11,923
    Stewart Information Services Corp.......................   4,590    208,570
    Stifel Financial Corp...................................   8,705    479,907
    Stock Yards Bancorp, Inc................................   2,229     85,036
    Summit Financial Group, Inc.............................     488     12,493
    Summit State Bank.......................................     845     13,182
#   SunTrust Banks, Inc.....................................  26,666  1,921,819
*   SVB Financial Group.....................................   4,700  1,447,036
    Synchrony Financial.....................................  50,897  1,472,959
    Synovus Financial Corp..................................  17,478    863,763
    T Rowe Price Group, Inc.................................  22,092  2,630,715
    TCF Financial Corp......................................  25,556    641,711
    TD Ameritrade Holding Corp..............................  13,444    768,325
    Territorial Bancorp, Inc................................   1,317     40,169
*   Texas Capital Bancshares, Inc...........................   7,459    677,277
#   TFS Financial Corp......................................  21,817    332,055
*   Third Point Reinsurance, Ltd............................  15,890    200,214
    Timberland Bancorp, Inc.................................     618     22,384
    Tiptree, Inc............................................   3,518     23,922
#   Tompkins Financial Corp.................................   1,531    131,176
    Torchmark Corp..........................................  12,139  1,069,082
    Towne Bank..............................................  12,813    413,860
    Travelers Cos., Inc. (The)..............................  23,939  3,115,421
    TriCo Bancshares........................................   2,693    104,542
*   TriState Capital Holdings, Inc..........................   3,298     96,961
*   Triumph Bancorp, Inc....................................   2,553     97,908
    TrustCo Bank Corp. NY...................................  18,825    171,307
#   Trustmark Corp..........................................  11,187    393,671
    Two River Bancorp.......................................     685     12,741
    U.S. Bancorp............................................  37,729  2,000,014
#   UMB Financial Corp......................................   7,420    533,424
    Umpqua Holdings Corp....................................  30,300    645,390
#   Union Bankshares Corp...................................  11,570    468,701
    United Bancshares, Inc..................................     300      6,675
#   United Bankshares, Inc..................................  12,464    460,545
    United Community Bancorp................................     620     17,081
    United Community Banks, Inc.............................  13,445    403,753
    United Community Financial Corp.........................   6,179     64,571
    United Financial Bancorp, Inc...........................   8,147    142,654
    United Fire Group, Inc..................................   4,087    246,405
    United Insurance Holdings Corp..........................   5,155    107,018
    United Security Bancshares..............................   3,542     38,077
    Unity Bancorp, Inc......................................     600     14,640
#   Universal Insurance Holdings, Inc.......................   6,598    292,951
    Univest Corp. of Pennsylvania...........................   5,773    157,603
    Unum Group..............................................  16,455    653,757
#   Valley National Bancorp.................................  46,310    539,511
*   Veritex Holdings, Inc...................................   1,802     55,538
#   Virtu Financial, Inc., Class A..........................  18,660    375,999
#   Virtus Investment Partners, Inc.........................   1,133    150,972
    Voya Financial, Inc.....................................  16,522    834,691
#   Waddell & Reed Financial, Inc., Class A.................  11,502    238,206
    Walker & Dunlop, Inc....................................   5,705    338,078
#   Washington Federal, Inc.................................  15,665    525,561
    Washington Trust Bancorp, Inc...........................   2,655    155,185
    Waterstone Financial, Inc...............................   6,401    108,817
#   Webster Financial Corp..................................  12,218    788,428
    Wellesley Bank..........................................   1,081     36,105
    Wells Fargo & Co........................................ 145,860  8,356,319

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
FINANCIALS -- (Continued)
#   WesBanco, Inc.........................................   6,911 $    337,741
    West Bancorporation, Inc..............................   2,622       65,026
#   Westamerica Bancorporation............................   4,107      246,502
*   Western Alliance Bancorp..............................  14,964      848,758
    Western New England Bancorp, Inc......................   2,300       24,955
    Westwood Holdings Group, Inc..........................   1,098       64,090
#   White Mountains Insurance Group, Ltd..................     362      330,517
    Willis Towers Watson P.L.C............................  12,747    2,032,127
    Wintrust Financial Corp...............................   8,507      746,319
#   WisdomTree Investments, Inc...........................  11,800      103,132
*   WMIH Corp.............................................  57,824       78,641
#*  World Acceptance Corp.................................   1,307      130,582
    WR Berkley Corp.......................................  13,934    1,056,337
    WSFS Financial Corp...................................   5,020      284,634
    XL Group, Ltd.........................................  23,260    1,307,910
#   Zions Bancorporation..................................  20,478    1,058,713
                                                                   ------------
TOTAL FINANCIALS..........................................          275,132,247
                                                                   ------------
HEALTHCARE -- (12.7%)
#   Abaxis, Inc...........................................   2,275      188,825
    Abbott Laboratories...................................  21,180    1,388,137
    AbbVie, Inc........................................... 100,342    9,254,543
*   ABIOMED, Inc..........................................   2,192      777,130
#*  Accuray, Inc..........................................   6,422       24,725
#   Aceto Corp............................................   2,485        8,126
*   Achillion Pharmaceuticals, Inc........................  15,963       41,185
#*  Acorda Therapeutics, Inc..............................   6,995      174,525
*   Addus HomeCare Corp...................................   1,000       66,150
#*  Aduro Biotech, Inc....................................   5,482       32,070
#*  Adverum Biotechnologies, Inc..........................   3,621       17,019
    Aetna, Inc............................................  22,765    4,288,698
*   Affimed NV............................................   9,000       16,200
    Agilent Technologies, Inc.............................  18,466    1,219,495
#*  Agios Pharmaceuticals, Inc............................   2,444      211,186
#*  Akorn, Inc............................................   7,820      144,826
*   Albireo Pharma, Inc...................................     500       15,775
*   Alexion Pharmaceuticals, Inc..........................   7,839    1,042,273
*   Align Technology, Inc.................................   4,578    1,632,744
#*  Alkermes P.L.C........................................   3,226      141,460
    Allergan P.L.C........................................  20,887    3,845,088
*   Allscripts Healthcare Solutions, Inc..................  21,056      257,725
#*  Alnylam Pharmaceuticals, Inc..........................   2,805      266,475
#*  AMAG Pharmaceuticals, Inc.............................   7,067      155,827
*   Amedisys, Inc.........................................   3,892      364,408
#*  American Renal Associates Holdings, Inc...............   5,278       84,923
    AmerisourceBergen Corp................................  26,726    2,186,989
    Amgen, Inc............................................  46,780    9,194,609
#*  AMN Healthcare Services, Inc..........................  13,840      837,320
*   Amneal Pharmaceuticals, Inc...........................   3,071       58,871
#*  Amphastar Pharmaceuticals, Inc........................   2,833       49,436
*   AngioDynamics, Inc....................................   7,077      149,608
#*  ANI Pharmaceuticals, Inc..............................   1,307       87,504
#*  Anika Therapeutics, Inc...............................   2,735      109,482
    Anthem, Inc...........................................  18,280    4,624,840
*   Aptevo Therapeutics, Inc..............................   1,972        8,322
#*  Aratana Therapeutics, Inc.............................   2,068        9,378
#*  Arena Pharmaceuticals Inc.............................   2,490       96,089
#*  Arrowhead Pharmaceuticals, Inc........................  12,593      183,480
#*  Atara Biotherapeutics, Inc............................   4,439      166,684

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
HEALTHCARE -- (Continued)
*   athenahealth, Inc........................................  2,827 $  426,057
    Atrion Corp..............................................    222    152,736
#*  Audentes Therapeutics, Inc...............................  2,891    108,846
    Becton Dickinson and Co..................................  8,769  2,195,495
*   Biogen, Inc.............................................. 13,054  4,364,866
#*  BioMarin Pharmaceutical, Inc.............................  5,991    602,455
*   Bio-Rad Laboratories, Inc., Class A......................  1,755    538,171
#*  BioScrip, Inc............................................  5,230     13,860
*   BioSpecifics Technologies Corp...........................    876     39,858
    Bio-Techne Corp..........................................  3,888    624,568
#*  BioTelemetry, Inc........................................  2,740    143,850
#*  Bluebird Bio, Inc........................................  2,581    399,797
*   Boston Scientific Corp................................... 60,022  2,017,339
    Bristol-Myers Squibb Co.................................. 77,212  4,536,205
    Bruker Corp.............................................. 22,025    713,610
#*  Cambrex Corp.............................................  2,736    171,000
    Cantel Medical Corp......................................  5,377    498,502
    Cardinal Health, Inc..................................... 35,631  1,779,768
#*  Castlight Health, Inc., Class B..........................    100        330
*   Catalent, Inc............................................ 14,287    595,768
*   Celgene Corp............................................. 40,370  3,636,933
*   Celldex Therapeutics, Inc................................  3,876      1,802
*   Centene Corp............................................. 19,654  2,561,506
*   Cerner Corp.............................................. 27,609  1,713,967
#*  Charles River Laboratories International, Inc............  6,504    808,447
    Chemed Corp..............................................  2,309    729,713
#*  ChemoCentryx, Inc........................................  4,216     48,737
*   Chimerix, Inc............................................  5,901     26,377
#*  Cidara Therapeutics, Inc.................................  1,583      6,649
    Cigna Corp............................................... 21,074  3,781,097
*   Civitas Solutions, Inc...................................  3,163     51,715
#*  Clearside Biomedical, Inc................................  4,576     40,772
#   Computer Programs & Systems, Inc.........................    184      5,741
*   Concert Pharmaceuticals, Inc.............................    800     12,792
    CONMED Corp..............................................  4,320    319,680
#   Cooper Cos., Inc. (The)..................................  3,583    933,371
#*  Corcept Therapeutics, Inc................................ 12,907    169,469
*   CorVel Corp..............................................  4,637    265,932
#*  Corvus Pharmaceuticals, Inc..............................  2,175     21,467
*   Cotiviti Holdings, Inc................................... 17,549    783,387
*   Cross Country Healthcare, Inc............................  9,956    116,784
*   CryoLife, Inc............................................  3,398    101,260
*   Cumberland Pharmaceuticals, Inc..........................  1,705     10,401
#*  Cutera, Inc..............................................  1,203     48,120
    CVS Health Corp.......................................... 81,534  5,288,295
#*  Cymabay Therapeutics, Inc................................  3,616     40,463
    Danaher Corp............................................. 25,141  2,578,964
*   DaVita, Inc.............................................. 26,367  1,853,073
#   DENTSPLY SIRONA, Inc..................................... 13,010    625,911
#*  Depomed, Inc.............................................  1,202     10,650
#*  DexCom, Inc..............................................  2,909    276,733
    Digirad Corp.............................................  1,500      2,475
#*  Diplomat Pharmacy, Inc...................................  7,144    148,452
#*  Eagle Pharmaceuticals, Inc...............................  2,161    171,259
*   Edwards Lifesciences Corp................................ 10,666  1,519,372
*   Electromed, Inc..........................................  2,300     12,075
*   Emergent BioSolutions, Inc...............................  7,615    413,875
#*  Enanta Pharmaceuticals, Inc..............................  2,047    199,623
#*  Endo International P.L.C................................. 11,288    140,423

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
HEALTHCARE -- (Continued)
*   Envision Healthcare Corp...............................   7,400 $   327,524
*   Enzo Biochem, Inc......................................   1,646       7,275
#*  Evolent Health, Inc., Class A..........................  17,058     344,572
#*  Exact Sciences Corp....................................   7,920     462,924
#*  Exelixis, Inc..........................................  14,931     309,072
*   Express Scripts Holding Co.............................  58,499   4,648,331
#*  FibroGen, Inc..........................................   2,882     181,854
#*  Five Prime Therapeutics, Inc...........................   4,115      61,314
*   FONAR Corp.............................................     776      20,254
    Gilead Sciences, Inc...................................  95,660   7,445,218
*   Globus Medical, Inc., Class A..........................  10,201     525,147
#*  GlycoMimetics, Inc.....................................   3,034      44,569
*   Haemonetics Corp.......................................   5,310     518,468
#*  Halozyme Therapeutics, Inc.............................  13,220     239,282
*   Harvard Bioscience, Inc................................   3,317      18,907
#*  HealthEquity, Inc......................................   7,017     529,783
    HealthStream, Inc......................................   4,750     133,380
#*  Henry Schein, Inc......................................   7,438     590,652
#*  Heska Corp.............................................   1,107     110,977
    Hill-Rom Holdings, Inc.................................   6,665     627,843
*   HMS Holdings Corp......................................  13,644     326,501
*   Hologic, Inc...........................................  47,781   2,050,283
#*  Horizon Pharma P.L.C...................................   9,352     164,876
    Humana, Inc............................................   9,650   3,031,837
*   ICU Medical, Inc.......................................   1,322     379,150
*   IDEXX Laboratories, Inc................................   5,790   1,418,145
*   Illumina, Inc..........................................   6,203   2,012,005
*   Immune Design Corp.....................................   4,778      18,156
#*  Immunomedics Inc.......................................   6,392     152,961
*   Incyte Corp............................................   2,598     172,871
*   Innoviva, Inc..........................................  10,187     144,146
*   Inogen, Inc............................................   1,896     377,778
#*  Inovalon Holdings, Inc., Class A.......................   3,820      40,683
#*  Insulet Corp...........................................   3,001     249,563
*   Integer Holdings Corp..................................   4,357     311,308
*   Integra LifeSciences Holdings Corp.....................   5,409     337,143
#*  Intra-Cellular Therapies, Inc..........................   2,471      49,593
*   Intuitive Surgical, Inc................................   3,876   1,969,744
#   Invacare Corp..........................................   3,836      68,473
#*  Ionis Pharmaceuticals, Inc.............................   5,062     221,108
*   IQVIA Holdings, Inc....................................  12,687   1,547,053
*   Jazz Pharmaceuticals P.L.C.............................   3,274     566,664
    Johnson & Johnson...................................... 144,843  19,194,594
#*  Karyopharm Therapeutics, Inc...........................   3,622      64,399
    Kewaunee Scientific Corp...............................     534      16,874
*   Kindred Biosciences, Inc...............................   1,675      22,696
*   Laboratory Corp. of America Holdings...................  10,176   1,784,260
#*  Lannett Co., Inc.......................................     400       5,100
*   Lantheus Holdings, Inc.................................   4,386      63,378
#   LeMaitre Vascular, Inc.................................   4,355     156,780
#*  LHC Group, Inc.........................................   5,841     502,793
#*  Ligand Pharmaceuticals, Inc............................   1,699     370,943
*   Lipocine, Inc..........................................   1,313       1,720
*   LivaNova P.L.C.........................................   4,817     530,496
#*  Loxo Oncology, Inc.....................................   1,283     215,018
    Luminex Corp...........................................   6,816     230,790
#*  MacroGenics, Inc.......................................   2,879      59,451
#*  Madrigal Pharmaceuticals, Inc..........................     552     141,881
#*  Magellan Health, Inc...................................   5,513     401,071

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
HEALTHCARE -- (Continued)
#*  Mallinckrodt P.L.C......................................   3,464 $   81,231
*   Masimo Corp.............................................   7,253    721,093
    McKesson Corp...........................................  19,404  2,437,142
#*  Medidata Solutions, Inc.................................   5,344    397,113
*   MEDNAX, Inc.............................................  15,485    662,603
*   Medpace Holdings, Inc...................................   1,817    111,509
    Medtronic P.L.C.........................................  56,616  5,108,462
    Merck & Co., Inc........................................  70,155  4,621,110
    Meridian Bioscience, Inc................................   4,317     68,209
*   Merit Medical Systems, Inc..............................   5,597    303,917
*   Mettler-Toledo International, Inc.......................   2,291  1,357,440
*   Minerva Neurosciences, Inc..............................   5,400     43,470
#*  Mirati Therapeutics, Inc................................   1,909    117,213
#*  Molina Healthcare, Inc..................................   8,810    917,033
*   Mylan NV................................................  28,081  1,047,702
#*  Myriad Genetics, Inc....................................   4,699    205,581
    National Research Corp., Class A........................     931     35,331
*   Natus Medical, Inc......................................   3,851    140,562
#*  Nektar Therapeutics.....................................   4,094    215,344
#*  Neogen Corp.............................................   2,952    243,245
#*  NeoGenomics, Inc........................................   6,093     85,302
*   Neurocrine Biosciences, Inc.............................   2,000    200,980
#*  NewLink Genetics Corp...................................   1,938      7,326
#*  NuVasive, Inc...........................................   3,689    214,146
*   Nuvectra Corp...........................................     849     13,312
#*  Omnicell, Inc...........................................   3,322    197,659
*   Ophthotech Corp.........................................   5,564     13,854
#*  OPKO Health, Inc........................................  72,128    405,359
*   OraSure Technologies, Inc...............................   3,692     61,989
*   Orthofix International NV...............................   1,449     87,650
*   Otonomy, Inc............................................   3,300     10,890
#*  Ovid therapeutics, Inc..................................   4,442     44,331
#   Owens & Minor, Inc......................................   6,914    130,467
#   Patterson Cos., Inc.....................................  11,046    270,848
#*  PDL BioPharma, Inc......................................  17,391     43,651
*   Penumbra, Inc...........................................   1,726    245,524
    PerkinElmer, Inc........................................   6,772    536,207
#   Perrigo Co. P.L.C.......................................   5,376    432,876
*   Pfenex, Inc.............................................   2,224     11,387
    Pfizer, Inc............................................. 202,110  8,070,252
    Phibro Animal Health Corp., Class A.....................     893     42,775
*   PRA Health Sciences, Inc................................  10,091  1,060,968
#*  Premier, Inc., Class A..................................   9,998    373,925
#*  Prestige Brands Holdings, Inc...........................   3,700    132,201
*   Providence Service Corp. (The)..........................   1,646    115,352
#   Psychemedics Corp.......................................     600     12,537
*   Quality Systems, Inc....................................   5,664    114,016
    Quest Diagnostics, Inc..................................  12,219  1,316,231
*   Quidel Corp.............................................   2,190    148,613
#*  Quorum Health Corp......................................   3,733     18,068
#*  R1 RCM, Inc.............................................   5,500     44,110
*   Ra Pharmaceuticals, Inc.................................   1,700     18,700
*   RadNet, Inc.............................................   4,219     56,535
*   Regeneron Pharmaceuticals, Inc..........................   2,897  1,066,125
*   REGENXBIO, Inc..........................................   3,426    240,848
#*  Repligen Corp...........................................   5,247    253,588
    ResMed, Inc.............................................   9,093    961,858
#*  Retrophin, Inc..........................................   3,350     92,594
*   RTI Surgical, Inc.......................................   7,852     36,119

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------ ------------
HEALTHCARE -- (Continued)
#*  Sage Therapeutics, Inc.................................  1,584 $    228,603
#*  Sarepta Therapeutics, Inc..............................  2,468      286,880
*   SeaSpine Holdings Corp.................................    289        4,034
#*  Seattle Genetics, Inc..................................  3,292      231,757
*   Sierra Oncology, Inc...................................  5,140       14,598
#   Simulations Plus, Inc..................................  2,272       40,328
#*  Spectrum Pharmaceuticals, Inc..........................  9,400      200,126
#*  Stemline Therapeutics, Inc.............................  2,568       39,547
#   STERIS P.L.C...........................................  4,871      557,583
    Stryker Corp........................................... 17,478    2,853,283
#*  Supernus Pharmaceuticals, Inc..........................  4,614      244,311
*   Surmodics, Inc.........................................  1,314       77,263
#*  Syndax Pharmaceuticals, Inc............................  5,336       35,965
#*  Syneos Health, Inc..................................... 14,567      717,789
*   Synlogic, Inc..........................................  3,260       30,546
*   Syros Pharmaceuticals, Inc.............................     52          526
#*  Taro Pharmaceutical Industries, Ltd....................  4,446      499,108
#   Teleflex, Inc..........................................  2,915      794,950
#*  Tetraphase Pharmaceuticals, Inc........................  5,296       15,200
    Thermo Fisher Scientific, Inc.......................... 17,842    4,184,484
#*  Tivity Health, Inc.....................................  5,888      198,426
#*  Triple-S Management Corp., Class B.....................  2,100       74,571
*   United Therapeutics Corp...............................  7,151      878,929
    UnitedHealth Group, Inc................................ 68,994   17,470,661
#   US Physical Therapy, Inc...............................  1,213      127,062
    Utah Medical Products, Inc.............................    407       39,479
*   Vanda Pharmaceuticals Inc..............................  2,458       51,249
#*  Varex Imaging Corp.....................................  5,760      220,262
*   Varian Medical Systems, Inc............................  6,834      788,985
*   Veeva Systems, Inc., Class A...........................  5,934      448,788
*   Vertex Pharmaceuticals, Inc............................  6,766    1,184,388
*   Waters Corp............................................  4,145      817,684
*   WellCare Health Plans, Inc.............................  6,354    1,699,187
#   West Pharmaceutical Services, Inc......................  2,726      298,906
#*  Wright Medical Group NV................................  4,284      108,942
#*  Xencor, Inc............................................  3,723      138,570
*   Zafgen, Inc............................................  2,872       29,869
    Zimmer Biomet Holdings, Inc............................ 12,882    1,616,949
                                                                   ------------
TOTAL HEALTHCARE...........................................         222,616,895
                                                                   ------------
INDUSTRIALS -- (12.2%)
    3M Co.................................................. 19,452    4,130,049
#   AAON, Inc..............................................  8,609      324,990
    AAR Corp...............................................  3,465      164,276
#   ABM Industries, Inc.................................... 12,862      401,294
*   Acacia Research Corp...................................  3,806       14,463
    ACCO Brands Corp....................................... 15,408      197,222
    Acme United Corp.......................................    500       10,905
#   Actuant Corp., Class A.................................  8,274      236,223
#   Acuity Brands, Inc.....................................  2,889      401,658
    Advanced Drainage Systems, Inc.........................  3,842      107,384
#*  AECOM.................................................. 30,985    1,039,857
#*  Aegion Corp............................................  4,353      107,867
#*  Aerojet Rocketdyne Holdings, Inc....................... 12,248      412,758
#*  Aerovironment, Inc.....................................  2,565      188,810
    AGCO Corp.............................................. 17,985    1,133,415
#   Air Lease Corp......................................... 27,153    1,193,646
*   Air Transport Services Group, Inc......................  9,263      208,695
    Aircastle, Ltd......................................... 15,839      328,342

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
INDUSTRIALS -- (Continued)
    Alamo Group, Inc.........................................  2,044 $  190,092
#   Alaska Air Group, Inc.................................... 10,294    646,772
#   Albany International Corp., Class A......................  6,187    409,270
#   Allegion P.L.C...........................................  7,162    583,989
    Allied Motion Technologies, Inc..........................    500     22,940
    Allison Transmission Holdings, Inc....................... 28,494  1,339,218
    Altra Industrial Motion Corp.............................  5,481    240,616
    AMERCO...................................................  2,967  1,118,796
*   Ameresco, Inc., Class A..................................  6,493     87,006
#   American Railcar Industries, Inc.........................    800     36,456
#*  American Woodmark Corp...................................  1,500    125,175
    AMETEK, Inc.............................................. 19,321  1,503,174
#   AO Smith Corp............................................  6,644    395,517
#   Apogee Enterprises, Inc..................................  4,771    242,176
    Applied Industrial Technologies, Inc.....................  7,307    545,468
*   ARC Document Solutions, Inc..............................  2,577      6,649
*   ARC Group Worldwide, Inc.................................  2,172      4,670
    ArcBest Corp.............................................  5,840    271,852
    Arconic, Inc............................................. 15,333    332,573
    Argan, Inc...............................................  3,356    128,870
*   Armstrong Flooring, Inc..................................  2,090     27,316
*   Armstrong World Industries, Inc..........................  6,010    408,079
*   ASGN, Inc................................................ 10,801    975,330
#   Astec Industries, Inc....................................  2,609    128,180
*   Astronics Corp...........................................  3,316    135,989
#*  Astronics Corp., Class B.................................    363     14,883
#*  Atkore International Group, Inc.......................... 10,024    237,168
*   Atlas Air Worldwide Holdings, Inc........................  3,402    228,104
#*  Avis Budget Group, Inc................................... 27,297    951,300
*   Axon Enterprise, Inc.....................................  3,842    260,987
    AZZ, Inc.................................................  3,314    179,619
*   Babcock & Wilcox Enterprises, Inc........................ 25,042     53,840
    Barnes Group, Inc........................................  9,557    648,442
    Barrett Business Services, Inc...........................    739     67,899
#*  Beacon Roofing Supply, Inc............................... 17,534    737,831
    BG Staffing, Inc.........................................  2,546     66,960
#*  Blue Bird Corp...........................................  1,375     31,006
*   BMC Stock Holdings, Inc.................................. 12,581    276,782
    Brady Corp., Class A.....................................  8,447    323,098
#   Briggs & Stratton Corp...................................  8,492    150,223
    Brink's Co. (The)........................................ 10,410    831,238
*   Builders FirstSource, Inc................................ 19,553    350,585
    BWX Technologies, Inc.................................... 14,117    928,334
#*  CAI International, Inc...................................  1,115     25,600
    Carlisle Cos., Inc.......................................  5,814    714,192
*   Casella Waste Systems, Inc., Class A.....................  2,537     69,920
    Caterpillar, Inc......................................... 37,213  5,351,229
*   CBIZ, Inc................................................  9,062    199,364
#   CECO Environmental Corp..................................  2,011     13,816
    CH Robinson Worldwide, Inc............................... 12,457  1,148,909
#*  Chart Industries, Inc....................................  3,776    294,868
#*  Cimpress NV..............................................  4,727    690,473
    Cintas Corp..............................................  5,855  1,197,230
#   CIRCOR International, Inc................................  2,327    103,202
*   Civeo Corp............................................... 14,984     57,089
*   Clean Harbors, Inc....................................... 11,131    633,688
#*  Colfax Corp.............................................. 12,920    417,316
    Columbus McKinnon Corp...................................  3,885    159,907
    Comfort Systems USA, Inc.................................  9,955    553,000

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
INDUSTRIALS -- (Continued)
*   Commercial Vehicle Group, Inc...........................   3,200 $   22,432
*   Continental Building Products, Inc......................   4,160    132,704
    Copa Holdings SA, Class A...............................   2,830    275,472
*   Copart, Inc.............................................  21,322  1,223,670
*   CoStar Group, Inc.......................................   1,847    768,075
*   Covenant Transportation Group, Inc., Class A............   3,969    115,022
*   CPI Aerostructures, Inc.................................   1,133     10,650
    CRA International, Inc..................................     684     37,018
    Crane Co................................................  11,026    998,625
*   CSW Industrials, Inc....................................   1,566     84,956
    CSX Corp................................................  25,975  1,835,913
    Cubic Corp..............................................   4,025    274,103
    Cummins, Inc............................................  10,711  1,529,638
    Curtiss-Wright Corp.....................................   8,282  1,101,754
    Deere & Co..............................................  15,744  2,279,574
    Deluxe Corp.............................................   9,327    549,640
#   DMC Global, Inc.........................................   1,127     46,263
#   Donaldson Co., Inc......................................  23,751  1,132,923
    Douglas Dynamics, Inc...................................   4,728    232,145
#   Dover Corp..............................................  16,809  1,394,811
*   Ducommun, Inc...........................................   1,219     40,629
    Dun & Bradstreet Corp. (The)............................   6,914    870,403
*   DXP Enterprises, Inc....................................   5,236    216,456
#*  Dycom Industries, Inc...................................   6,464    576,330
    Eaton Corp. P.L.C.......................................  25,343  2,107,777
#*  Echo Global Logistics, Inc..............................   5,738    197,674
    EMCOR Group, Inc........................................  13,872  1,067,450
    Emerson Electric Co.....................................  32,838  2,373,531
    Encore Wire Corp........................................   4,931    240,386
    EnerSys.................................................   8,254    677,406
*   Engility Holdings, Inc..................................   5,033    174,142
    Ennis, Inc..............................................   2,732     59,421
    EnPro Industries, Inc...................................   1,721    131,467
    Equifax, Inc............................................  11,309  1,419,279
#   ESCO Technologies, Inc..................................   3,707    230,761
#   Essendant, Inc..........................................   4,205     69,929
*   Esterline Technologies Corp.............................   5,583    476,230
#*  ExOne Co. (The).........................................   1,400      9,688
    Expeditors International of Washington, Inc.............  20,013  1,524,390
    Exponent, Inc...........................................   9,738    476,188
#   Fastenal Co.............................................  24,351  1,386,302
    Federal Signal Corp.....................................  11,857    281,604
    FedEx Corp..............................................  10,906  2,681,458
#   Flowserve Corp..........................................  25,391  1,125,583
    Fluor Corp..............................................  18,954    971,392
    Forrester Research, Inc.................................   4,222    195,268
#   Fortive Corp............................................  18,531  1,521,024
    Fortune Brands Home & Security, Inc.....................  15,860    919,880
    Forward Air Corp........................................   5,139    328,382
*   Franklin Covey Co.......................................   1,000     25,550
    Franklin Electric Co., Inc..............................   7,186    355,348
    FreightCar America, Inc.................................   1,405     25,726
*   FTI Consulting, Inc.....................................   6,487    512,214
*   Gardner Denver Holdings, Inc............................   9,301    266,102
#   GATX Corp...............................................   5,242    431,626
*   Gencor Industries, Inc..................................   1,295     19,425
*   Generac Holdings, Inc...................................  14,797    795,339
    General Dynamics Corp...................................  15,480  3,092,285
    General Electric Co..................................... 227,223  3,097,049

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
INDUSTRIALS -- (Continued)
#*  Genesee & Wyoming, Inc., Class A.........................  5,288 $  454,768
#*  Gibraltar Industries, Inc................................  5,794    251,749
    Global Brass & Copper Holdings, Inc......................  5,644    185,970
*   GMS, Inc.................................................  8,137    213,515
*   Goldfield Corp. (The)....................................  3,131     14,872
    Gorman-Rupp Co. (The)....................................  3,775    142,846
*   GP Strategies Corp.......................................  2,804     52,996
    Graco, Inc............................................... 19,131    882,704
    Graham Corp..............................................    400     10,652
#   Granite Construction, Inc................................  4,340    234,143
*   Great Lakes Dredge & Dock Corp...........................  9,514     51,376
#   Greenbrier Cos., Inc. (The)..............................  3,354    190,004
    Griffon Corp.............................................  6,042    108,152
    H&E Equipment Services, Inc..............................  8,848    325,518
    Harris Corp.............................................. 14,604  2,408,930
*   Harsco Corp.............................................. 20,467    518,838
*   HD Supply Holdings, Inc.................................. 32,565  1,432,209
#   Healthcare Services Group, Inc...........................  6,507    261,972
#   Heartland Express, Inc................................... 13,948    267,662
#   HEICO Corp...............................................  4,535    346,338
    HEICO Corp., Class A.....................................  8,612    557,627
    Heidrick & Struggles International, Inc..................  4,482    183,314
#*  Herc Holdings, Inc.......................................  7,086    402,627
*   Heritage-Crystal Clean, Inc..............................  1,237     29,812
    Herman Miller, Inc.......................................  7,185    271,952
#*  Hertz Global Holdings, Inc...............................  7,006    106,701
    Hexcel Corp.............................................. 13,239    913,623
*   Hill International, Inc..................................  3,244     17,842
    Hillenbrand, Inc.........................................  8,874    445,475
#   HNI Corp.................................................  7,765    335,992
    Honeywell International, Inc............................. 37,576  5,999,008
*   Houston Wire & Cable Co..................................  1,900     15,200
*   Hub Group, Inc., Class A.................................  5,891    273,342
#   Hubbell, Inc.............................................  4,806    592,340
#*  Hudson Technologies, Inc.................................  2,424      4,412
    Huntington Ingalls Industries, Inc.......................  6,850  1,596,392
    Hurco Cos., Inc..........................................    600     26,580
*   Huron Consulting Group, Inc..............................  6,007    262,206
#*  Huttig Building Products, Inc............................  2,740     12,604
    Hyster-Yale Materials Handling, Inc......................  1,600    105,216
    ICF International, Inc...................................  4,658    343,062
    IDEX Corp................................................  5,871    901,668
*   IES Holdings, Inc........................................  1,364     24,484
    Illinois Tool Works, Inc................................. 18,587  2,664,075
    Ingersoll-Rand P.L.C..................................... 15,897  1,566,013
*   InnerWorkings, Inc.......................................  7,179     63,606
    Insperity, Inc...........................................  9,396    893,560
    Insteel Industries, Inc..................................  2,902    119,359
    Interface, Inc...........................................  9,097    203,773
    ITT, Inc................................................. 23,561  1,335,202
    Jacobs Engineering Group, Inc............................ 15,614  1,055,975
    JB Hunt Transport Services, Inc..........................  4,910    588,709
#*  JELD-WEN Holding, Inc....................................  4,122    113,108
#*  JetBlue Airways Corp..................................... 33,457    602,226
#   John Bean Technologies Corp..............................  4,626    511,636
    Johnson Controls International P.L.C..................... 51,859  1,945,231
    Kadant, Inc..............................................  1,182    114,181
#   Kaman Corp...............................................  5,016    332,160
    KAR Auction Services, Inc................................ 17,617  1,047,331

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
INDUSTRIALS -- (Continued)
    KBR, Inc................................................. 31,152 $  622,417
    Kelly Services, Inc., Class A............................  7,921    192,401
    Kennametal, Inc.......................................... 11,886    463,079
#*  KeyW Holding Corp. (The)................................. 12,613    111,877
    Kforce, Inc..............................................  9,003    340,313
    Kimball International, Inc., Class B.....................  5,382     86,919
#*  Kirby Corp...............................................  1,689    140,947
*   KLX, Inc.................................................  7,020    512,811
#   Knight-Swift Transportation Holdings, Inc................ 12,943    421,295
    Knoll, Inc...............................................  6,267    141,321
    Korn/Ferry International................................. 11,555    762,399
#*  Kratos Defense & Security Solutions, Inc................. 12,631    163,193
    L3 Technologies, Inc.....................................  8,931  1,915,164
    Landstar System, Inc.....................................  6,713    746,150
*   Lawson Products, Inc.....................................    796     21,532
*   LB Foster Co., Class A...................................    958     23,519
    Lennox International, Inc................................  3,189    692,268
    Lincoln Electric Holdings, Inc........................... 11,757  1,104,453
#   Lindsay Corp.............................................  1,107    104,213
    LS Starrett Co. (The), Class A...........................  1,000      6,400
#   LSC Communications, Inc..................................  7,122    106,972
    LSI Industries, Inc......................................  1,800      8,802
*   Lydall, Inc..............................................  2,892    134,189
#   Macquarie Infrastructure Corp............................  9,036    410,325
#*  Manitowoc Co., Inc. (The)................................  5,741    152,079
    ManpowerGroup, Inc....................................... 11,745  1,095,339
    Marten Transport, Ltd....................................  5,543    121,115
    Masco Corp............................................... 23,915    964,492
*   Masonite International Corp..............................  2,005    136,841
#*  MasTec, Inc.............................................. 15,403    717,010
#   Matthews International Corp., Class A....................  5,072    266,534
    McGrath RentCorp.........................................  5,254    311,983
#*  Mercury Systems, Inc.....................................  4,095    170,884
*   Meritor, Inc............................................. 13,466    277,400
#*  Middleby Corp. (The).....................................  4,507    461,877
*   Milacron Holdings Corp................................... 10,781    224,784
    Miller Industries, Inc...................................    900     23,445
*   Mistras Group, Inc.......................................  3,871     81,446
#   Mobile Mini, Inc.........................................  8,504    362,696
    Moog, Inc., Class A......................................  4,688    351,647
*   MRC Global, Inc.......................................... 17,222    390,078
#   MSA Safety, Inc..........................................  2,837    286,197
    MSC Industrial Direct Co., Inc., Class A................. 11,757    994,995
    Mueller Industries, Inc..................................  5,807    192,270
    Mueller Water Products, Inc., Class A.................... 21,298    263,030
#   Multi-Color Corp.........................................  4,043    268,253
*   MYR Group, Inc...........................................  3,112    114,802
#   National Presto Industries, Inc..........................    700     87,255
#*  Navigant Consulting, Inc.................................  6,703    145,857
*   Navistar International Corp.............................. 14,569    627,487
*   NCI Building Systems, Inc................................  7,677    122,448
*   Nexeo Solutions, Inc.....................................  1,000      9,080
#   Nielsen Holdings P.L.C................................... 56,342  1,327,418
*   NL Industries, Inc.......................................  1,570     13,424
#   NN, Inc..................................................  3,098     66,607
#   Nordson Corp.............................................  6,083    815,791
    Norfolk Southern Corp....................................  5,145    869,505
    Northrop Grumman Corp.................................... 10,745  3,228,765
#*  Northwest Pipe Co........................................  1,100     21,516

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
INDUSTRIALS -- (Continued)
#*  NOW, Inc................................................. 28,915 $  432,279
#*  NV5 Global, Inc..........................................  2,181    164,229
*   nVent Electric P.L.C..................................... 14,413    394,916
    Old Dominion Freight Line, Inc...........................  7,058  1,036,114
#   Omega Flex, Inc..........................................    391     36,081
*   Orion Group Holdings, Inc................................  1,224     11,224
    Oshkosh Corp............................................. 13,465  1,013,241
    PACCAR, Inc.............................................. 24,829  1,631,762
*   PAM Transportation Services, Inc.........................     48      2,618
    Parker-Hannifin Corp.....................................  6,391  1,080,399
    Park-Ohio Holdings Corp..................................  1,124     42,094
#*  Patrick Industries, Inc..................................  2,797    171,316
#*  Patriot Transportation Holding, Inc......................    404      8,605
#   Pendrell Corp............................................     17     11,713
    Pentair P.L.C............................................ 14,413    643,540
*   PGT Innovations, Inc.....................................  4,692    112,608
    Pitney Bowes, Inc........................................ 46,168    403,047
    Powell Industries, Inc...................................  1,050     38,483
    Preformed Line Products Co...............................    500     43,900
    Primoris Services Corp...................................  9,291    250,950
#*  Proto Labs, Inc..........................................  2,831    352,884
    Quad/Graphics, Inc.......................................  5,242    107,776
    Quanex Building Products Corp............................  2,223     39,347
*   Quanta Services, Inc..................................... 22,735    774,581
*   Radiant Logistics, Inc...................................  3,151     12,572
    Raven Industries, Inc....................................  2,635    102,238
    Raytheon Co.............................................. 18,483  3,660,188
*   RBC Bearings, Inc........................................  2,213    321,726
    Regal Beloit Corp........................................  6,212    533,921
    Reis, Inc................................................    500     10,675
    Resources Connection, Inc................................  6,015     95,639
#   REV Group, Inc...........................................  2,821     48,437
#*  Rexnord Corp............................................. 16,932    512,024
*   Roadrunner Transportation Systems, Inc...................  2,764      6,053
    Robert Half International, Inc........................... 22,032  1,669,144
    Rockwell Automation, Inc.................................  9,556  1,792,323
    Rockwell Collins, Inc.................................... 16,254  2,259,143
    Rollins, Inc............................................. 13,002    714,330
    Roper Technologies, Inc..................................  3,958  1,194,920
*   Rush Enterprises, Inc., Class A..........................  4,987    224,864
    Ryder System, Inc........................................  9,780    765,774
*   Saia, Inc................................................  3,500    263,725
#   Schneider National, Inc., Class B........................ 11,758    307,354
#   Scorpio Bulkers, Inc.....................................  5,386     40,664
#*  Sensata Technologies Holding P.L.C....................... 20,099  1,092,783
#*  SiteOne Landscape Supply, Inc............................  8,257    736,194
#   Snap-on, Inc.............................................  8,117  1,376,562
*   SP Plus Corp.............................................  2,747    107,133
    Spartan Motors, Inc......................................  3,151     46,477
*   Sparton Corp.............................................    143      2,135
    Spirit AeroSystems Holdings, Inc., Class A............... 16,164  1,507,293
*   SPX Corp.................................................  2,883    106,959
*   SPX FLOW, Inc............................................  7,258    344,900
    Standex International Corp...............................  1,282    132,879
    Stanley Black & Decker, Inc..............................  6,000    896,820
    Steelcase, Inc., Class A.................................  9,934    136,593
*   Sterling Construction Co., Inc...........................  1,372     18,426
    Sun Hydraulics Corp......................................  3,372    175,546
#*  Sunrun, Inc..............................................  1,890     26,725

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
INDUSTRIALS -- (Continued)
    Systemax, Inc............................................  9,366 $  418,848
#*  Team, Inc................................................  3,960     86,328
*   Teledyne Technologies, Inc...............................  4,462    979,052
    Tennant Co...............................................  1,764    143,501
#   Terex Corp............................................... 11,874    523,881
    Tetra Tech, Inc..........................................  8,750    532,000
#*  Textainer Group Holdings, Ltd............................  1,000     15,900
    Textron, Inc............................................. 25,506  1,741,295
*   Thermon Group Holdings, Inc..............................  3,145     78,845
    Timken Co. (The)......................................... 13,819    680,586
    Titan International, Inc.................................  6,299     66,706
#*  Titan Machinery, Inc.....................................  1,852     28,039
    Toro Co. (The)........................................... 21,801  1,312,202
*   TPI Composites, Inc......................................  6,062    186,831
#   TransDigm Group, Inc.....................................  3,431  1,288,478
    TransUnion............................................... 11,077    801,975
#*  Trex Co., Inc............................................  4,022    312,670
*   TriMas Corp..............................................  4,787    141,695
*   TriNet Group, Inc........................................ 13,910    749,054
    Trinity Industries, Inc.................................. 19,932    759,409
    Triton International, Ltd................................ 17,444    614,029
#   Triumph Group, Inc.......................................  7,373    153,727
*   TrueBlue, Inc............................................  7,440    201,252
#*  Tutor Perini Corp........................................  6,203    114,756
*   Twin Disc, Inc...........................................  1,000     26,210
#   UniFirst Corp............................................  1,949    364,755
    Union Pacific Corp.......................................  8,345  1,250,832
    United Parcel Service, Inc., Class B..................... 25,588  3,067,745
*   United Rentals, Inc......................................  9,511  1,415,237
    United Technologies Corp................................. 45,856  6,224,493
*   Univar, Inc.............................................. 37,023  1,017,762
    Universal Forest Products, Inc...........................  3,975    146,439
    Universal Logistics Holdings, Inc........................  1,639     54,907
*   USA Truck, Inc...........................................  1,300     28,366
*   USG Corp................................................. 10,209    441,233
#   Valmont Industries, Inc..................................  3,833    535,278
*   Vectrus, Inc.............................................    888     27,892
#*  Verisk Analytics, Inc.................................... 17,127  1,894,589
*   Veritiv Corp.............................................  2,117     81,081
    Viad Corp................................................  2,443    140,228
    VSE Corp.................................................  1,028     44,307
#   Wabash National Corp.....................................  8,546    169,211
*   WABCO Holdings, Inc......................................  4,734    594,969
#   Wabtec Corp.............................................. 10,223  1,127,801
*   WageWorks, Inc...........................................  1,495     78,936
#   Watsco, Inc..............................................  6,428  1,108,894
    Watts Water Technologies, Inc., Class A..................  3,578    306,098
#*  Welbilt, Inc............................................. 19,187    437,464
#   Werner Enterprises, Inc.................................. 10,293    383,414
#*  Wesco Aircraft Holdings, Inc............................. 14,445    172,618
*   WESCO International, Inc................................. 13,456    820,816
#*  Willdan Group, Inc.......................................    407     11,347
#*  Willis Lease Finance Corp................................    474     14,798
    Woodward, Inc............................................ 10,090    839,589
#   WW Grainger, Inc.........................................  7,599  2,633,509
#*  Xerium Technologies, Inc.................................  1,949     26,058
#*  XPO Logistics, Inc....................................... 16,377  1,633,114
#   Xylem, Inc............................................... 18,144  1,389,105

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
INDUSTRIALS -- (Continued)
*   YRC Worldwide, Inc....................................   3,057 $     29,775
                                                                   ------------
TOTAL INDUSTRIALS.........................................          213,739,533
                                                                   ------------
INFORMATION TECHNOLOGY -- (21.1%)
    Accenture P.L.C., Class A.............................  52,159    8,310,493
*   ACI Worldwide, Inc....................................  15,147      391,398
    Activision Blizzard, Inc..............................  30,221    2,218,826
*   Acxiom Corp...........................................   9,759      395,630
*   Adobe Systems, Inc....................................  21,533    5,268,694
    ADTRAN, Inc...........................................   9,073      147,436
*   Advanced Energy Industries, Inc.......................   4,110      251,696
#*  Advanced Micro Devices, Inc...........................  86,116    1,578,506
*   Agilysys, Inc.........................................   1,572       25,859
*   Akamai Technologies, Inc..............................   8,362      629,324
#*  Alarm.com Holdings, Inc...............................   5,868      251,561
    Alliance Data Systems Corp............................   5,065    1,139,017
*   Alpha & Omega Semiconductor, Ltd......................   2,166       28,938
*   Alphabet, Inc., Class A...............................   9,734   11,945,759
*   Alphabet, Inc., Class C...............................  10,317   12,558,471
    Amdocs, Ltd...........................................   8,171      552,196
    American Software, Inc., Class A......................   1,400       20,944
*   Amkor Technology, Inc.................................  26,848      233,041
#*  Amtech Systems, Inc...................................   1,892       10,709
    Analog Devices, Inc...................................   8,997      864,972
#*  ANGI Homeservices, Inc., Class A......................   3,027       47,554
*   Anixter International, Inc............................   5,671      413,416
*   ANSYS, Inc............................................   4,338      732,601
*   Appfolio, Inc., Class A...............................   1,445      104,329
    Apple, Inc............................................ 330,172   62,828,430
    Applied Materials, Inc................................  62,632    3,045,794
*   Applied Optoelectronics, Inc..........................     821       31,551
*   Arista Networks, Inc..................................   5,839    1,493,207
*   ARRIS International P.L.C.............................  33,545      847,347
*   Arrow Electronics, Inc................................  12,326      934,804
*   Aspen Technology, Inc.................................  10,725    1,027,348
#*  Asure Software, Inc...................................   1,020       14,372
*   Atlassian Corp. P.L.C., Class A.......................   1,914      138,593
*   Autodesk, Inc.........................................  12,186    1,565,170
    Automatic Data Processing, Inc........................  29,423    3,971,811
#*  AutoWeb, Inc..........................................     864        3,352
#*  Avid Technology, Inc..................................   2,813       15,781
    Avnet, Inc............................................  17,979      788,379
*   Aware, Inc............................................     500        1,875
*   Axcelis Technologies, Inc.............................   2,358       51,876
#*  AXT, Inc..............................................   2,116       15,976
#   Badger Meter, Inc.....................................   2,964      154,573
    Bel Fuse, Inc., Class B...............................     878       19,755
#   Belden, Inc...........................................     500       32,375
    Benchmark Electronics, Inc............................   3,600       87,120
#   Black Box Corp........................................   1,910        2,617
*   Black Knight, Inc.....................................  12,277      634,107
#   Blackbaud, Inc........................................   5,067      505,737
    Booz Allen Hamilton Holding Corp......................  22,813    1,078,371
#*  Bottomline Technologies de, Inc.......................   3,516      189,512
    Broadcom, Inc.........................................   9,101    2,018,329
    Broadridge Financial Solutions, Inc...................  10,888    1,230,126
#   Brooks Automation, Inc................................   7,442      227,576
    CA, Inc...............................................  52,951    2,340,964
#   Cabot Microelectronics Corp...........................   2,168      261,136

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
*   CACI International, Inc., Class A......................   4,202 $   736,190
*   Cadence Design Systems, Inc............................  23,838   1,051,017
#*  CalAmp Corp............................................   2,229      50,732
*   Calix, Inc.............................................   5,447      38,401
#*  Carbonite, Inc.........................................   2,593      88,940
*   Cardtronics P.L.C., Class A............................   6,767     171,340
#*  Cars.com, Inc..........................................  13,989     396,868
    Cass Information Systems, Inc..........................   1,317      88,700
    CDK Global, Inc........................................   8,666     541,192
    CDW Corp...............................................  14,681   1,234,525
*   CEVA, Inc..............................................   2,935      88,344
#*  Ciena Corp.............................................  25,130     638,302
    Cisco Systems, Inc..................................... 218,772   9,251,868
#*  Cision, Ltd............................................  15,364     231,689
*   Citrix Systems, Inc....................................  12,332   1,356,150
*   Clearfield, Inc........................................   1,200      15,540
#   ClearOne, Inc..........................................     858       2,917
    Cognex Corp............................................   6,633     350,090
    Cognizant Technology Solutions Corp., Class A..........  26,508   2,160,402
#*  Coherent, Inc..........................................   1,979     312,801
#   Cohu, Inc..............................................   4,173     105,076
*   CommScope Holding Co., Inc.............................   8,901     285,811
*   CommVault Systems Inc..................................   2,417     156,863
*   Computer Task Group, Inc...............................   2,600      15,652
    Comtech Telecommunications Corp........................   4,990     167,664
#*  Conduent, Inc..........................................  31,792     570,984
#*  Control4 Corp..........................................     973      24,743
#   Convergys Corp.........................................   8,022     197,341
*   CoreLogic, Inc.........................................  12,018     585,277
#*  Cray, Inc..............................................   2,625      65,494
#   CSG Systems International, Inc.........................   4,766     193,833
#*  CyberOptics Corp.......................................     483       9,056
#   Daktronics, Inc........................................   4,036      34,669
*   DHI Group, Inc.........................................   2,357       4,950
#   Diebold Nixdorf, Inc...................................   3,154      35,798
*   Digi International, Inc................................   2,612      35,262
*   Diodes, Inc............................................   5,496     204,231
    Dolby Laboratories, Inc., Class A......................   9,583     617,624
*   DSP Group, Inc.........................................   1,896      23,700
    DXC Technology Co......................................  17,244   1,461,257
*   eBay, Inc..............................................  54,256   1,814,863
#   Ebix, Inc..............................................   2,775     220,196
*   EchoStar Corp., Class A................................   4,372     196,696
#*  Electro Scientific Industries, Inc.....................   2,000      36,060
*   Electronic Arts, Inc...................................  13,723   1,766,836
#*  Electronics For Imaging, Inc...........................   7,164     244,436
#*  Ellie Mae, Inc.........................................   2,660     263,925
#*  EMCORE Corp............................................   1,184       5,979
#*  Endurance International Group Holdings, Inc............  22,895     187,739
    Entegris, Inc..........................................  10,757     378,109
#*  Envestnet, Inc.........................................   2,044     119,778
*   EPAM Systems, Inc......................................   5,783     753,004
*   ePlus, Inc.............................................   2,542     250,768
#*  Etsy, Inc..............................................   6,017     245,855
*   Euronet Worldwide, Inc.................................   6,824     627,399
    EVERTEC, Inc...........................................  16,181     377,017
*   ExlService Holdings, Inc...............................   4,357     259,851
*   F5 Networks, Inc.......................................   5,859   1,004,115
*   Facebook, Inc., Class A................................ 103,198  17,809,911

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
INFORMATION TECHNOLOGY -- (Continued)
*   Fair Isaac Corp.........................................   4,017 $  809,265
*   FARO Technologies, Inc..................................   3,724    242,432
    Fidelity National Information Services, Inc.............  21,132  2,179,343
#*  Finisar Corp............................................  16,676    280,991
*   First Data Corp., Class A...............................  55,858  1,299,257
*   Fiserv, Inc.............................................  27,027  2,039,998
#*  Fitbit, Inc., Class A...................................  36,521    216,570
#*  FleetCor Technologies, Inc..............................   7,271  1,577,807
*   Flex, Ltd...............................................  44,835    625,897
    FLIR Systems, Inc.......................................   9,455    554,063
*   FormFactor, Inc.........................................  11,485    148,731
*   Fortinet, Inc...........................................  10,500    660,555
*   Frequency Electronics, Inc..............................   1,723     14,301
#*  Gartner, Inc............................................   5,077    687,578
    Genpact, Ltd............................................  14,973    454,880
    Global Payments, Inc....................................   9,792  1,102,285
    GlobalSCAPE, Inc........................................   2,764     10,144
*   Globant SA..............................................   3,154    174,858
*   GoDaddy, Inc., Class A..................................  12,258    902,434
*   GrubHub, Inc............................................   3,867    471,349
*   GSI Technology, Inc.....................................   2,247     15,392
#*  GTT Communications, Inc.................................   9,048    402,184
#*  Guidewire Software, Inc.................................   4,862    419,104
    Hackett Group, Inc. (The)...............................   4,000     72,120
#*  Harmonic, Inc...........................................   9,882     45,457
    Hewlett Packard Enterprise Co...........................  83,514  1,289,456
    HP, Inc.................................................  90,104  2,079,600
#*  HubSpot, Inc............................................   1,883    233,680
*   IAC/InterActiveCorp.....................................   3,038    447,345
#*  Ichor Holdings, Ltd.....................................   4,111     86,331
#*  Immersion Corp..........................................   4,600     64,584
*   Imperva Inc.............................................   1,858     85,933
*   Infinera Corp...........................................  13,987    116,372
#*  Inphi Corp..............................................   3,230    101,551
*   Insight Enterprises, Inc................................   4,619    232,197
#*  Integrated Device Technology, Inc.......................  12,471    429,377
    Intel Corp.............................................. 207,142  9,963,530
    InterDigital, Inc.......................................   4,528    373,334
#*  Internap Corp...........................................     200      1,976
    International Business Machines Corp....................  57,638  8,353,475
*   Intevac, Inc............................................   1,900      8,930
    Intuit, Inc.............................................  18,713  3,821,943
*   IPG Photonics Corp......................................     118     19,357
*   Itron, Inc..............................................   3,564    218,117
#   j2 Global, Inc..........................................   7,710    654,116
    Jabil, Inc..............................................  17,553    494,468
    Jack Henry & Associates, Inc............................   5,406    728,188
    Juniper Networks, Inc...................................  37,795    995,520
*   KEMET Corp..............................................   3,386     88,002
*   Key Tronic Corp.........................................     334      2,699
*   Keysight Technologies, Inc..............................   8,478    491,724
*   Kimball Electronics, Inc................................   1,207     24,562
    KLA-Tencor Corp.........................................  16,818  1,974,770
#*  Knowles Corp............................................   5,382     93,432
#*  Kopin Corp..............................................   5,600     17,136
    Kulicke & Soffa Industries, Inc.........................   8,480    223,533
*   KVH Industries, Inc.....................................   1,119     13,876
#   Lam Research Corp.......................................   8,583  1,636,263
*   Leaf Group, Ltd.........................................   1,900     22,230

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
    Leidos Holdings, Inc...................................  14,411 $   986,001
*   Limelight Networks, Inc................................   9,772      43,583
*   Liquidity Services, Inc................................   2,301      16,222
    LogMeIn, Inc...........................................   7,810     633,000
#*  Lumentum Holdings, Inc.................................   3,461     180,837
*   Luxoft Holding, Inc....................................   1,045      39,710
#*  MagnaChip Semiconductor Corp...........................   3,441      39,916
#*  Manhattan Associates, Inc..............................   8,544     411,137
    ManTech International Corp., Class A...................   5,183     310,203
    Marchex, Inc., Class B.................................   2,015       6,146
    Marvell Technology Group, Ltd..........................  35,177     749,622
    Mastercard, Inc., Class A..............................  73,222  14,497,956
#*  Match Group, Inc.......................................   5,199     187,788
    MAXIMUS, Inc...........................................  12,054     781,220
#*  MaxLinear, Inc.........................................   5,498      95,170
#*  Meet Group, Inc.(The)..................................   3,482      14,137
#   Mesa Laboratories, Inc.................................     200      40,446
#   Methode Electronics, Inc...............................   2,769     108,683
    Microsoft Corp......................................... 293,979  31,185,292
*   MicroStrategy, Inc., Class A...........................   1,106     143,946
#*  Mimecast, Ltd..........................................   1,716      61,622
#*  MINDBODY Inc...........................................   1,623      60,619
    MKS Instruments, Inc...................................   5,684     536,001
*   MoneyGram International, Inc...........................   5,134      33,576
    Monotype Imaging Holdings, Inc.........................   3,966      81,898
    Motorola Solutions, Inc................................   9,834   1,192,864
#   MTS Systems Corp.......................................   2,492     135,876
*   Nanometrics, Inc.......................................   3,370     126,914
    National Instruments Corp..............................  12,315     539,520
#*  NCR Corp...............................................  12,651     353,216
    NetApp, Inc............................................  24,218   1,877,379
#*  NETGEAR, Inc...........................................   3,847     253,325
#*  NetScout Systems, Inc..................................  13,195     353,626
#*  New Relic, Inc.........................................   2,518     246,009
#   NIC, Inc...............................................   9,866     161,802
#*  Novanta, Inc...........................................   4,373     272,657
#*  Nuance Communications, Inc.............................  31,928     471,577
*   Nutanix, Inc., Class A.................................   3,202     156,546
    NVE Corp...............................................     386      41,233
    NVIDIA Corp............................................  38,714   9,479,510
#*  Oclaro, Inc............................................   7,232      61,183
#*  Okta, Inc..............................................   2,062     102,378
*   OneSpan, Inc...........................................   4,089      66,651
    Oracle Corp............................................ 131,599   6,274,640
#*  OSI Systems, Inc.......................................   1,806     144,047
*   Palo Alto Networks, Inc................................   2,053     407,028
#*  PAR Technology Corp....................................   1,359      25,386
#   Paychex, Inc...........................................  22,018   1,519,682
#*  Paycom Software, Inc...................................   6,879     730,894
*   Paylocity Holding Corp.................................   3,759     218,022
*   PayPal Holdings, Inc...................................  38,139   3,132,737
    PC Connection, Inc.....................................   2,867      97,048
*   PCM, Inc...............................................     600      13,260
#*  PDF Solutions, Inc.....................................   2,200      23,100
    Pegasystems, Inc.......................................   5,279     293,512
*   Perficient, Inc........................................   2,924      76,960
    Perspecta, Inc.........................................   5,175     112,297
*   PFSweb, Inc............................................   1,693      16,287
*   Photronics, Inc........................................   6,810      61,290

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
INFORMATION TECHNOLOGY -- (Continued)
    Plantronics, Inc.........................................  5,841 $  401,043
#*  Plexus Corp..............................................    223     13,251
    Power Integrations, Inc..................................    628     44,902
*   PRGX Global, Inc.........................................  1,900     17,195
    Progress Software Corp...................................  5,717    210,328
*   Proofpoint, Inc..........................................  1,828    208,483
#*  PTC, Inc.................................................  3,637    334,277
#*  Pure Storage, Inc., Class A..............................  5,422    117,441
#   QAD, Inc., Class A.......................................  1,155     57,519
    QUALCOMM, Inc............................................ 55,892  3,582,118
#*  Qualys, Inc..............................................  3,100    270,010
#*  QuinStreet, Inc..........................................  3,300     43,758
*   Quotient Technology Inc..................................  3,437     50,696
*   RealNetworks, Inc........................................  2,200      7,898
#*  RealPage, Inc............................................  8,921    491,547
*   Red Hat, Inc.............................................  9,838  1,389,421
*   Ribbon Communications, Inc...............................  4,779     32,426
    Richardson Electronics, Ltd..............................    500      4,580
*   RingCentral, Inc., Class A...............................  3,191    235,336
*   Rosetta Stone, Inc.......................................  3,020     44,394
*   Rubicon Project, Inc. (The)..............................  3,297      9,495
*   Rudolph Technologies, Inc................................  3,224     92,206
    Sabre Corp............................................... 51,569  1,269,629
*   salesforce.com, Inc...................................... 15,425  2,115,539
#   Sapiens International Corp. NV...........................  1,234     12,735
*   ScanSource, Inc..........................................  5,587    230,464
    Science Applications International Corp..................  8,156    688,122
*   Seachange International, Inc.............................  5,000     15,300
*   Semtech Corp.............................................  3,005    142,587
*   ServiceNow, Inc..........................................  3,812    670,760
*   ServiceSource International, Inc.........................  4,898     17,143
*   Shutterstock, Inc........................................  3,524    162,351
#*  Sigma Designs, Inc.......................................  2,854     17,267
#*  Silicon Laboratories, Inc................................  2,107    200,692
#*  Snap, Inc., Class A......................................  7,327     91,587
*   Splunk, Inc..............................................  4,219    405,446
*   SPS Commerce Inc.........................................  1,467    125,854
#*  Square, Inc., Class A....................................  7,503    485,069
    SS&C Technologies Holdings, Inc.......................... 20,087  1,066,017
#*  Stamps.com, Inc..........................................  2,854    744,894
#*  StarTek, Inc.............................................  1,400     10,752
#*  Stratasys, Ltd...........................................  6,894    133,881
#*  Super Micro Computer, Inc................................  4,918    108,688
*   Sykes Enterprises, Inc................................... 10,168    301,583
    Symantec Corp............................................ 13,395    270,847
#*  Synaptics, Inc...........................................  2,318    116,155
#*  Synchronoss Technologies, Inc............................  5,296     22,402
    SYNNEX Corp..............................................  5,938    572,839
*   Synopsys, Inc............................................  8,436    754,431
#*  Syntel, Inc..............................................  9,823    398,716
*   Tableau Software, Inc., Class A..........................  3,995    411,765
*   Take-Two Interactive Software, Inc.......................  8,181    924,617
    TE Connectivity, Ltd.....................................  8,997    841,849
*   Tech Data Corp...........................................  4,839    403,621
*   TechTarget, Inc..........................................  1,309     37,202
#*  Telaria, Inc............................................. 29,446    109,834
*   Telenav, Inc.............................................  2,293     12,382
#*  Teradata Corp............................................ 21,127    808,953
#   Teradyne, Inc............................................ 17,472    755,664

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
INFORMATION TECHNOLOGY -- (Continued)
    TESSCO Technologies, Inc..............................     626 $     11,612
#   TiVo Corp.............................................  15,131      183,842
    Total System Services, Inc............................  11,863    1,085,939
#*  Trade Desk, Inc. (The), Class A.......................   2,661      224,376
    TransAct Technologies, Inc............................     300        3,315
    Travelport Worldwide, Ltd.............................  17,596      332,564
#*  Travelzoo.............................................     800       10,400
*   Trimble, Inc..........................................  15,800      557,740
*   TrueCar Inc...........................................   5,897       65,575
    TTEC Holdings, Inc....................................   5,013      161,168
*   Twilio Inc............................................   2,893      167,476
*   Twitter, Inc..........................................  19,407      618,501
*   Tyler Technologies, Inc...............................   1,700      382,483
#*  Ubiquiti Networks, Inc................................   6,969      575,500
#*  Ultimate Software Group, Inc. (The)...................   1,384      383,216
#*  Ultra Clean Holdings, Inc.............................   1,982       26,598
#*  Veeco Instruments, Inc................................   3,733       54,688
*   VeriFone Systems, Inc.................................  15,634      358,019
*   Verint Systems, Inc...................................   5,727      257,142
*   VeriSign, Inc.........................................   6,924    1,005,573
#*  ViaSat, Inc...........................................   4,582      322,298
#*  Viavi Solutions, Inc..................................  23,135      234,126
*   Virtusa Corp..........................................   3,344      176,664
#   Visa, Inc., Class A................................... 115,368   15,775,420
*   Vishay Precision Group, Inc...........................     335       13,367
*   VMware, Inc., Class A.................................   3,396      491,028
*   Web.com Group, Inc....................................   8,846      222,477
#   Western Union Co. (The)...............................  38,481      775,777
*   WEX, Inc..............................................   5,694    1,080,835
#*  Workday, Inc., Class A................................   4,162      516,171
*   Worldpay, Inc., Class A...............................  10,243      841,872
*   Xcerra Corp...........................................   5,104       72,681
    Xerox Corp............................................  26,698      693,347
    Xilinx, Inc...........................................  12,294      886,029
*   XO Group, Inc.........................................   1,650       46,497
    Xperi Corp............................................   5,194       86,480
*   Yelp, Inc.............................................  11,950      440,716
*   Zebra Technologies Corp., Class A.....................   6,971      961,510
*   Zedge, Inc., Class B..................................     894        2,655
*   Zendesk, Inc..........................................   4,722      257,207
#*  Zillow Group, Inc., Class C...........................   5,693      317,100
#*  Zillow Group, Inc., Class A...........................   2,300      129,651
*   Zix Corp..............................................   2,090       11,161
*   Zynga, Inc., Class A.................................. 125,227      474,610
                                                                   ------------
TOTAL INFORMATION TECHNOLOGY..............................          369,332,320
                                                                   ------------
MATERIALS -- (3.2%)
    A Schulman, Inc.......................................   3,805      164,947
*   AdvanSix, Inc.........................................   5,770      233,512
*   AgroFresh Solutions, Inc..............................   3,791       26,954
#   Albemarle Corp........................................   5,680      535,056
    American Vanguard Corp................................   6,217      134,909
*   Ampco-Pittsburgh Corp.................................   1,800       18,990
    AptarGroup, Inc.......................................  11,080    1,134,924
    Ashland Global Holdings, Inc..........................   8,307      682,088
    Avery Dennison Corp...................................  10,604    1,216,067
#*  Axalta Coating Systems, Ltd...........................  43,381    1,312,275
    Balchem Corp..........................................   4,275      428,740
#   Ball Corp.............................................  50,863    1,982,131

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
MATERIALS -- (Continued)
    Bemis Co., Inc........................................... 15,938 $  731,714
*   Berry Global Group, Inc.................................. 11,679    570,519
    Boise Cascade Co.........................................  9,523    411,870
    Celanese Corp., Series A................................. 10,553  1,246,415
    Chase Corp...............................................  1,529    188,831
    Chemours Co. (The)....................................... 16,333    748,215
*   Clearwater Paper Corp....................................  2,428     54,873
*   Coeur Mining, Inc........................................ 33,561    234,927
#   Compass Minerals International, Inc......................  5,478    371,682
#*  Crown Holdings, Inc...................................... 11,367    514,584
    Domtar Corp..............................................  5,740    276,783
    DowDuPont, Inc........................................... 46,409  3,191,547
    Eastman Chemical Co......................................  7,935    822,225
    Ecolab, Inc.............................................. 20,556  2,892,229
#*  Ferro Corp............................................... 17,176    386,803
#   Ferroglobe P.L.C.........................................  7,336     59,788
    FMC Corp................................................. 10,244    920,731
    FutureFuel Corp..........................................  5,003     68,841
*   GCP Applied Technologies, Inc............................  9,264    270,046
    Graphic Packaging Holding Co............................. 64,265    933,770
    Greif, Inc., Class A.....................................  5,653    307,806
    Greif, Inc., Class B.....................................  1,339     77,461
    Hawkins, Inc.............................................  1,225     45,692
    Haynes International, Inc................................    347     14,734
#   HB Fuller Co............................................. 11,015    624,330
#   Hecla Mining Co.......................................... 46,245    147,984
    Huntsman Corp............................................ 39,168  1,313,303
#*  Ingevity Corp............................................  5,355    533,733
    Innophos Holdings, Inc...................................  2,662    120,269
    Innospec, Inc............................................  5,286    427,902
    International Flavors & Fragrances, Inc..................  4,248    563,964
    International Paper Co................................... 12,942    695,374
    KapStone Paper and Packaging Corp........................ 11,999    417,325
    KMG Chemicals, Inc.......................................  3,539    254,100
*   Koppers Holdings, Inc....................................  2,305     86,553
*   Kraton Corp..............................................  6,001    288,588
#   Kronos Worldwide, Inc.................................... 10,711    243,568
    Louisiana-Pacific Corp................................... 26,190    705,035
#*  LSB Industries, Inc......................................  1,000      6,570
    LyondellBasell Industries NV, Class A....................  6,261    693,656
    Materion Corp............................................  3,829    240,078
    Mercer International, Inc................................  9,541    171,261
    Minerals Technologies, Inc...............................  4,788    361,973
#   Mosaic Co. (The)......................................... 13,356    402,149
    Myers Industries, Inc....................................  9,600    206,880
    Neenah, Inc..............................................  3,136    275,341
#   NewMarket Corp...........................................  2,763  1,131,283
    Newmont Mining Corp...................................... 26,687    978,879
    Northern Technologies International Corp.................    800     30,320
*   OMNOVA Solutions, Inc....................................  5,800     54,230
    Packaging Corp. of America............................... 11,781  1,330,075
    PH Glatfelter Co.........................................  6,681    109,368
#*  Platform Specialty Products Corp......................... 48,974    605,319
    PolyOne Corp............................................. 14,835    665,350
    PPG Industries, Inc...................................... 15,925  1,762,260
*   PQ Group Holdings, Inc...................................  2,891     52,096
#   Quaker Chemical Corp.....................................  1,044    185,352
#   Rayonier Advanced Materials, Inc.........................  8,900    160,556
    Reliance Steel & Aluminum Co............................. 17,411  1,570,472

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
MATERIALS -- (Continued)
#   Royal Gold, Inc........................................   4,773 $   403,844
    RPM International, Inc.................................  19,919   1,282,186
*   Ryerson Holding Corp...................................   4,643      53,627
#   Schnitzer Steel Industries, Inc., Class A..............   4,535     149,428
#   Scotts Miracle-Gro Co. (The)...........................  15,936   1,265,796
    Sealed Air Corp........................................  14,468     637,605
#   Sensient Technologies Corp.............................   6,378     442,378
    Sherwin-Williams Co. (The).............................   8,530   3,759,427
    Silgan Holdings, Inc...................................  25,977     714,627
    Sonoco Products Co.....................................  18,014   1,005,541
    Stepan Co..............................................   3,143     275,264
    Synalloy Corp..........................................     300       6,480
*   Trecora Resources......................................     500       7,500
    Tredegar Corp..........................................   2,773      72,237
    Trinseo SA.............................................   9,167     684,775
*   UFP Technologies, Inc..................................     760      24,852
*   Universal Stainless & Alloy Products, Inc..............     601      17,976
#*  US Concrete, Inc.......................................   1,620      81,810
#   Valvoline, Inc.........................................  41,880     946,069
*   Verso Corp., Class A...................................   2,362      49,295
#   Vulcan Materials Co....................................   6,992     783,104
    Westlake Chemical Corp.................................   3,900     418,158
    WestRock Co............................................   9,916     574,930
#   Worthington Industries, Inc............................   9,898     463,424
    WR Grace & Co..........................................   8,741     645,610
                                                                    -----------
TOTAL MATERIALS............................................          55,394,118
                                                                    -----------
REAL ESTATE -- (0.3%)
    Alexander & Baldwin, Inc...............................   8,184     196,007
#*  Altisource Portfolio Solutions SA......................     510      16,988
*   CBRE Group, Inc., Class A..............................  34,443   1,715,261
#   Consolidated-Tomoka Land Co............................     572      37,472
*   FRP Holdings, Inc......................................     837      54,405
    Griffin Industrial Realty, Inc.........................     600      24,966
    HFF, Inc., Class A.....................................   7,882     354,769
#*  Howard Hughes Corp. (The)..............................   3,309     448,535
    Jones Lang LaSalle, Inc................................   7,910   1,352,689
*   JW Mays, Inc...........................................     248       9,784
#   Kennedy-Wilson Holdings, Inc...........................   4,457      93,151
#*  Marcus & Millichap, Inc................................   6,835     274,835
#*  Maui Land & Pineapple Co., Inc.........................   8,512     108,528
*   Rafael Holdings, Inc., Class B.........................   1,730      15,743
    RE/MAX Holdings, Inc., Class A.........................   3,270     166,116
#   Realogy Holdings Corp..................................  19,187     419,620
    RMR Group, Inc. (The), Class A.........................   3,772     327,409
#*  St Joe Co. (The).......................................   5,730     101,134
*   Stratus Properties, Inc................................     321       9,887
#*  Tejon Ranch Co.........................................   2,154      50,404
                                                                    -----------
TOTAL REAL ESTATE..........................................           5,777,703
                                                                    -----------
TELECOMMUNICATIONS SERVICES -- (2.0%)
    AT&T, Inc.............................................. 379,716  12,139,521
#   ATN International, Inc.................................   3,315     211,762
*   Boingo Wireless, Inc...................................  11,146     257,584
#   CenturyLink, Inc.......................................   7,600     142,652
#*  Cincinnati Bell, Inc...................................   6,277      83,798
#   Cogent Communications Holdings, Inc....................  10,378     539,137
#   Consolidated Communications Holdings, Inc..............  14,002     178,386

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                         ------- --------------
TELECOMMUNICATIONS SERVICES -- (Continued)
#   Frontier Communications Corp........................   5,677 $       29,634
    IDT Corp., Class B..................................   3,461         18,170
#*  Iridium Communications, Inc.........................  13,439        232,495
#*  ORBCOMM, Inc........................................   7,866         75,199
#*  pdvWireless, Inc....................................   1,027         30,707
    Shenandoah Telecommunications Co....................  13,621        449,493
    Spok Holdings, Inc..................................   3,028         43,906
#*  Sprint Corp.........................................  80,731        438,369
    Telephone & Data Systems, Inc.......................  15,530        392,133
*   T-Mobile US, Inc....................................  22,482      1,348,920
*   United States Cellular Corp.........................   4,937        169,635
    Verizon Communications, Inc......................... 326,078     16,838,668
*   Vonage Holdings Corp................................  37,967        486,357
#   Windstream Holdings, Inc............................     917          3,228
*   Zayo Group Holdings, Inc............................  28,856      1,070,269
                                                                 --------------
TOTAL TELECOMMUNICATIONS SERVICES.......................             35,180,023
                                                                 --------------
UTILITIES -- (0.9%)
#   American States Water Co............................   8,153        490,158
    American Water Works Co., Inc.......................  17,969      1,585,764
#   Aqua America, Inc...................................  42,209      1,559,200
    Atmos Energy Corp...................................   8,729        801,933
#   California Water Service Group......................   9,934        408,287
    Chesapeake Utilities Corp...........................   4,729        396,527
    Connecticut Water Service, Inc......................   3,157        203,374
    Consolidated Edison, Inc............................  18,206      1,437,000
#   Consolidated Water Co., Ltd.........................     163          2,290
    Eversource Energy...................................  29,682      1,802,291
    Genie Energy, Ltd., Class B.........................     102            530
    Middlesex Water Co..................................   3,825        169,409
    New Jersey Resources Corp...........................  16,898        781,533
#   Northwest Natural Gas Co............................   4,458        290,439
#   NRG Yield, Inc., Class A............................   5,815        107,461
#   NRG Yield, Inc., Class C............................  10,478        194,891
    ONE Gas, Inc........................................   9,409        724,869
#   Ormat Technologies, Inc.............................  10,670        578,848
#   Pattern Energy Group, Inc., Class A.................  18,547        344,418
    PG&E Corp...........................................  29,532      1,272,239
    SJW Corp............................................   3,572        231,037
#   South Jersey Industries, Inc........................  19,912        675,614
    Southwest Gas Holdings, Inc.........................   9,374        733,047
    Spire, Inc..........................................   8,250        590,700
    UGI Corp............................................  12,873        684,071
    Unitil Corp.........................................   1,602         81,558
    York Water Co. (The)................................   1,961         60,791
                                                                 --------------
TOTAL UTILITIES.........................................             16,208,279
                                                                 --------------
TOTAL COMMON STOCKS.....................................          1,613,281,461
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)

CONSUMER DISCRETIONARY -- (0.0%)
>>  Media General, Inc. Contingent Value Rights.........   7,656            765
                                                                 --------------

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                      SHARES       VALUE+
                                                    ---------- --------------
HEALTHCARE -- (0.0%)
>>   DYAX Corp. CVR................................      1,400 $        4,718
                                                               --------------
TOTAL RIGHTS/WARRANTS..............................                     5,483
                                                               --------------
TOTAL INVESTMENT SECURITIES........................             1,613,286,944
                                                               --------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
     State Street Institutional U.S. Government
       Money Market Fund, 1.830%................... 11,493,518     11,493,518
                                                               --------------
SECURITIES LENDING COLLATERAL -- (7.2%)
@(S) DFA Short Term Investment Fund................ 10,848,455    125,527,471
                                                               --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,292,262,806)^^..........................            $1,750,307,933
                                                               ==============

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   ----------------------------------------------------
                                      LEVEL 1         LEVEL 2    LEVEL 3     TOTAL
                                   --------------   ------------ ------- --------------
Common Stocks
   Consumer Discretionary......... $  290,375,458             --   --    $  290,375,458
   Consumer Staples...............     86,813,566             --   --        86,813,566
   Energy.........................     42,711,319             --   --        42,711,319
   Financials.....................    275,129,819   $      2,428   --       275,132,247
   Healthcare.....................    222,616,895             --   --       222,616,895
   Industrials....................    213,739,533             --   --       213,739,533
   Information Technology.........    369,332,320             --   --       369,332,320
   Materials......................     55,394,118             --   --        55,394,118
   Real Estate....................      5,777,703             --   --         5,777,703
   Telecommunications Services....     35,180,023             --   --        35,180,023
   Utilities......................     16,208,279             --   --        16,208,279
Rights/Warrants
   Healthcare.....................             --          4,718   --             4,718
   Consumer Discretionary.........             --            765   --               765
Temporary Cash Investments........     11,493,518             --   --        11,493,518
Securities Lending Collateral.....             --    125,527,471   --       125,527,471
                                   --------------   ------------   --    --------------
TOTAL............................. $1,624,772,551   $125,535,382   --    $1,750,307,933
                                   ==============   ============   ==    ==============

                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                             SHARES   VALUE>>
                                                             ------- ----------
COMMON STOCKS -- (94.9%)
AUSTRALIA -- (5.1%)
    Accent Group, Ltd.......................................  20,212 $   21,502
    Adairs, Ltd.............................................   7,029     11,846
#   Ainsworth Game Technology, Ltd..........................  11,413      9,618
    ALS, Ltd................................................  33,818    187,373
    Altium, Ltd.............................................  11,678    177,467
#   AMA Group, Ltd..........................................  13,922      9,925
#   Amaysim Australia, Ltd..................................  24,391     17,066
    Amcor, Ltd..............................................  89,951  1,006,966
    AMP, Ltd................................................ 371,917    940,588
#   AP Eagers, Ltd..........................................   5,098     32,517
    APA Group...............................................  62,345    447,167
    Apollo Tourism & Leisure, Ltd...........................  13,090     15,377
    Appen, Ltd..............................................   8,925     72,203
    ARB Corp., Ltd..........................................   3,539     55,342
    Aristocrat Leisure, Ltd.................................  21,571    516,689
    Atlas Arteria, Ltd......................................  69,617    338,347
    AUB Group, Ltd..........................................   1,671     16,293
*   Aurelia Metals, Ltd.....................................  31,225     13,328
    Ausdrill, Ltd...........................................  61,935     84,088
    Austal, Ltd.............................................  31,692     40,530
#   Australia & New Zealand Banking Group, Ltd..............  78,315  1,702,542
    Australian Finance Group, Ltd...........................  11,264     12,739
    Australian Pharmaceutical Industries, Ltd...............  62,422     78,562
*   Australian Property Systems, Ltd........................  27,255    127,702
    Australian Vintage, Ltd.................................  64,647     26,925
    Auswide Bank, Ltd.......................................   3,218     13,498
#   Automotive Holdings Group, Ltd..........................  30,976     62,950
    Aveo Group..............................................  57,747    101,737
    Bank of Queensland, Ltd.................................  53,518    442,445
    Bapcor, Ltd.............................................  21,210    110,021
    Beach Energy, Ltd....................................... 358,926    509,256
    Bell Financial Group, Ltd...............................  28,791     23,092
*   Bellamy's Australia, Ltd................................   6,252     51,163
#   Blackmores, Ltd.........................................   2,455    270,562
    Boral, Ltd..............................................  38,966    192,569
    Brambles, Ltd........................................... 108,493    796,809
    Bravura Solutions, Ltd..................................  10,822     26,109
    Breville Group, Ltd.....................................   9,888     78,878
    Brickworks, Ltd.........................................   3,996     46,311
    BWX, Ltd................................................   6,995     29,370
#   Cabcharge Australia, Ltd................................  17,255     30,190
    Caltex Australia, Ltd...................................  64,576  1,562,213
    Capilano Honey, Ltd.....................................   1,746     20,806
    Capitol Health, Ltd.....................................  85,927     20,116
*   Cardno, Ltd.............................................  10,999     10,373
    carsales.com, Ltd.......................................  24,972    258,931
*   Cash Converters International, Ltd......................  25,015      6,236
    Cedar Woods Properties, Ltd.............................   7,609     34,729
    Challenger, Ltd.........................................  80,245    742,292
    CIMIC Group, Ltd........................................   1,609     57,866
    Citadel Group, Ltd. (The)...............................   2,860     15,148
*   Clean Seas Seafood, Ltd................................. 535,478     21,053
*   Clinuvel Pharmaceuticals, Ltd...........................   2,590     23,679
    Coca-Cola Amatil, Ltd...................................  45,614    324,913
    Cochlear, Ltd...........................................   4,720    713,452

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE>>
                                                             ------- ----------
AUSTRALIA -- (Continued)
    Codan, Ltd..............................................   6,374 $   13,889
    Collection House, Ltd...................................  18,795     20,462
    Collins Foods, Ltd......................................   8,403     32,555
#   Commonwealth Bank of Australia..........................  59,276  3,300,897
    Computershare, Ltd......................................  48,660    658,649
*   Cooper Energy, Ltd......................................  49,266     17,388
#   Corporate Travel Management, Ltd........................   6,889    147,029
    Credit Corp. Group, Ltd.................................   6,326     96,886
    Crown Resorts, Ltd......................................  16,367    164,371
#*  CSG, Ltd................................................  21,603      3,214
    CSL, Ltd................................................  11,986  1,753,628
    CSR, Ltd................................................  74,473    235,012
    Data#3, Ltd.............................................   4,250      4,818
*   Decmil Group, Ltd.......................................  10,092      7,093
    Dicker Data, Ltd........................................   5,460     12,137
    Domain Holdings Australia, Ltd..........................  18,943     44,799
#   Domino's Pizza Enterprises, Ltd.........................   4,869    180,807
    Downer EDI, Ltd.........................................   8,853     48,629
    DuluxGroup, Ltd.........................................  70,343    400,277
    DWS, Ltd................................................  10,135     10,476
    Eclipx Group, Ltd.......................................  42,393     96,773
    Elanor Investor Group...................................   5,147      7,799
    Elders, Ltd.............................................  18,327    102,328
*   EML Payments, Ltd.......................................  20,274     25,031
#*  Energy Resources of Australia, Ltd......................   5,657      1,726
    EQT Holdings, Ltd.......................................     700     11,023
    Estia Health, Ltd.......................................   9,092     21,764
    EVENT Hospitality and Entertainment, Ltd................   9,007     92,233
    Fairfax Media, Ltd...................................... 264,245    159,355
    FlexiGroup, Ltd.........................................  36,126     61,464
    Flight Centre Travel Group, Ltd.........................   5,547    280,514
    Fortescue Metals Group, Ltd............................. 310,077  1,008,539
#*  Galaxy Resources, Ltd...................................  18,230     38,726
    Gateway Lifestyle.......................................  39,875     67,913
#   Genworth Mortgage Insurance Australia, Ltd..............  46,544     93,068
#*  Gold Road Resources, Ltd................................  19,058      9,557
#   Greencross, Ltd.........................................   5,359     16,959
    GUD Holdings, Ltd.......................................   8,605     90,760
    GWA Group, Ltd..........................................  27,625     67,161
    Hansen Technologies, Ltd................................  22,314     56,134
#   Harvey Norman Holdings, Ltd.............................  78,630    207,652
    Healthscope, Ltd........................................  84,943    137,998
#   HT&E, Ltd...............................................  36,214     67,205
    Huon Aquaculture Group, Ltd.............................   3,674     12,833
    Iluka Resources, Ltd....................................  12,112    103,231
*   Imdex, Ltd..............................................  15,311     14,036
#   IMF Bentham, Ltd........................................  21,344     44,124
#   Independence Group NL...................................  51,235    171,470
*   Infigen Energy.......................................... 176,576     86,021
    Infomedia, Ltd..........................................  21,693     16,146
#   Inghams Group, Ltd......................................  20,464     55,812
    Insurance Australia Group, Ltd.......................... 104,586    625,222
    Integral Diagnostics, Ltd...............................   4,654      9,699
    Integrated Research, Ltd................................   8,063     15,284
#   InvoCare, Ltd...........................................  11,612    122,460
#   IOOF Holdings, Ltd......................................  27,634    187,996
#   IPH, Ltd................................................  12,754     46,498
#   IRESS, Ltd..............................................  16,567    142,313
#   iSelect, Ltd............................................  14,507      8,679

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE>>
                                                             ------- ----------
AUSTRALIA -- (Continued)
    iSentia Group, Ltd......................................  11,748 $    6,900
    IVE Group, Ltd..........................................   8,393     14,039
    James Hardie Industries P.L.C...........................  30,105    481,366
    Japara Healthcare, Ltd..................................  12,247     16,900
#   JB Hi-Fi, Ltd...........................................  20,443    362,162
    Jumbo Interactive, Ltd..................................   3,096      9,318
#*  Karoon Gas Australia, Ltd...............................  37,477     32,750
#   Kogan.com, Ltd..........................................   3,003     10,494
    LendLease Group.........................................  39,774    595,095
    Link Administration Holdings, Ltd.......................  30,783    175,828
    Lovisa Holdings, Ltd....................................   3,086     25,712
#*  Lynas Corp., Ltd........................................  26,947     45,491
*   Macmahon Holdings, Ltd..................................  77,872     13,776
    Macquarie Group, Ltd....................................  13,097  1,194,962
#   Magellan Financial Group, Ltd...........................  23,002    422,315
    McMillan Shakespeare, Ltd...............................  12,863    155,762
    McPherson's, Ltd........................................   5,484      6,885
    Medibank Pvt, Ltd....................................... 307,743    711,742
#*  Mesoblast, Ltd..........................................  46,441     64,966
#   Metals X, Ltd...........................................  26,666     14,066
    Metcash, Ltd............................................ 218,383    426,948
#   Michael Hill International, Ltd.........................  11,133      7,853
    Mineral Resources, Ltd..................................  37,088    457,329
*   MMA Offshore, Ltd....................................... 125,605     25,627
#   MNF Group, Ltd..........................................   4,580     17,791
    Moelis Australia, Ltd...................................      53        226
    Monadelphous Group, Ltd.................................  15,241    166,987
    Monash IVF Group, Ltd...................................  24,193     20,128
    Money3 Corp., Ltd.......................................  14,317     21,776
#   Mortgage Choice, Ltd....................................   6,312      7,364
#   Mount Gibson Iron, Ltd..................................  33,294     10,510
#   Myer Holdings, Ltd......................................  39,532     13,671
    MYOB Group, Ltd.........................................  53,674    124,925
    MyState, Ltd............................................   3,303     11,911
#   National Australia Bank, Ltd............................ 134,951  2,841,426
    Navigator Global Investments, Ltd.......................   5,616     24,228
    New Hope Corp., Ltd.....................................   5,323     12,608
    Newcrest Mining, Ltd....................................  18,602    298,842
    nib holdings, Ltd.......................................  51,190    214,547
    Nick Scali, Ltd.........................................   2,037      9,357
#   Nine Entertainment Co. Holdings, Ltd.................... 117,431    195,621
    Northern Star Resources, Ltd............................  71,599    383,049
*   NRW Holdings, Ltd.......................................  28,302     35,708
    Nufarm, Ltd.............................................  34,583    183,789
    OFX Group, Ltd..........................................  15,474     20,098
    oOh!media, Ltd..........................................  34,875    125,756
    Orica, Ltd..............................................  40,676    531,351
    Orora, Ltd.............................................. 179,122    483,013
    OZ Minerals, Ltd........................................  34,317    242,337
#   Pacific Current Group, Ltd..............................   3,822     20,183
    Pact Group Holdings, Ltd................................  31,000    124,564
    Paragon Care, Ltd.......................................  35,189     20,937
    Peet, Ltd...............................................  24,669     22,040
    Pendal Group, Ltd.......................................  39,811    275,170
    Perpetual, Ltd..........................................   6,447    209,286
*   Perseus Mining, Ltd.....................................  19,074      5,682
    Pioneer Credit, Ltd.....................................   5,734     13,931
#   Platinum Asset Management, Ltd..........................  25,033    102,185
*   PMP, Ltd................................................  36,901      6,588

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                               SHARES  VALUE>>
                                                               ------- --------
AUSTRALIA -- (Continued)
*   Praemium, Ltd.............................................  32,007 $ 19,533
#   Premier Investments, Ltd..................................  12,399  160,148
    Primary Health Care, Ltd..................................  86,970  227,293
    Prime Media Group, Ltd....................................  65,486   15,077
    Pro Medicus, Ltd..........................................   5,714   35,669
    Qantas Airways, Ltd.......................................  31,960  159,740
    QBE Insurance Group, Ltd..................................  83,645  628,112
    QMS Media, Ltd............................................  15,008   11,545
#   Qube Holdings, Ltd........................................ 114,167  219,945
#*  Quintis, Ltd..............................................  11,448    1,116
*   Ramelius Resources, Ltd...................................  11,958    4,896
    Ramsay Health Care, Ltd...................................   7,740  323,212
    RCR Tomlinson, Ltd........................................  11,374   23,661
    REA Group, Ltd............................................   5,384  347,614
*   Reckon, Ltd...............................................   5,948    3,862
    Reece, Ltd................................................  10,889   98,993
    Regis Healthcare, Ltd.....................................   8,812   22,755
    Regis Resources, Ltd......................................  23,487   77,884
    Reject Shop, Ltd. (The)...................................   2,168    9,002
    Reliance Worldwide Corp., Ltd.............................  64,999  287,144
    Resolute Mining, Ltd......................................  92,940   88,102
#   Retail Food Group, Ltd....................................   6,557    1,994
    Ridley Corp., Ltd.........................................  37,584   36,814
    Ruralco Holdings, Ltd.....................................   5,712   11,879
    Sandfire Resources NL.....................................  32,327  177,581
*   Saracen Mineral Holdings, Ltd.............................  87,716  122,223
#   SeaLink Travel Group, Ltd.................................   5,765   18,713
    Seek, Ltd.................................................  62,343  991,641
#*  Senex Energy, Ltd.........................................  97,226   32,478
    Service Stream, Ltd.......................................  28,718   33,749
    Seven Group Holdings, Ltd.................................  11,621  165,718
    Seven West Media, Ltd..................................... 175,237  108,273
    SG Fleet Group, Ltd.......................................  10,158   26,752
#   Sigma Healthcare, Ltd..................................... 127,457   46,458
#   Silver Chef, Ltd..........................................   2,430    5,360
#*  Silver Lake Resources, Ltd................................  13,750    5,713
    Sims Metal Management, Ltd................................  38,154  487,103
    Sims Metal Management, Ltd., Sponsored ADR................     819   10,442
    Sirtex Medical, Ltd.......................................   6,726  158,899
    SmartGroup Corp., Ltd.....................................   4,807   43,407
    Sonic Healthcare, Ltd.....................................  20,955  406,463
    Southern Cross Media Group, Ltd...........................  95,549   89,565
    Spark Infrastructure Group................................  81,757  139,872
    SpeedCast International, Ltd..............................  20,207   93,092
    St Barbara, Ltd...........................................  57,123  175,009
    Star Entertainment Grp, Ltd. (The)........................  54,056  199,441
    Steadfast Group, Ltd......................................  85,346  185,352
    Suncorp Group, Ltd........................................  66,490  739,812
*   Sundance Energy Australia, Ltd............................ 273,918   15,047
#   Super Retail Group, Ltd...................................  10,825   74,389
#   Superloop, Ltd............................................  12,734   21,386
    Sydney Airport............................................  29,230  153,616
#*  Syrah Resources, Ltd......................................  15,044   33,673
    Tabcorp Holdings, Ltd..................................... 107,246  372,487
    Tassal Group, Ltd.........................................  28,558   88,689
#   Technology One, Ltd.......................................  35,434  130,201
#   Thorn Group, Ltd..........................................  17,790    7,865
*   Tiger Resources, Ltd......................................  41,785      233
#   TPG Telecom, Ltd..........................................  55,906  239,728

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE>>
                                                            ------- -----------
AUSTRALIA -- (Continued)
    Transurban Group.......................................  75,135 $   653,331
    Treasury Wine Estates, Ltd.............................  24,991     342,225
    Villa World, Ltd.......................................   7,295      12,039
*   Virgin Australia Holdings, Ltd......................... 109,700      17,924
    Virtus Health, Ltd.....................................   5,095      21,271
    Vita Group, Ltd........................................  20,328      14,779
*   Vocus Group, Ltd.......................................  77,004     138,328
#   Webjet, Ltd............................................   9,394      93,293
    Western Areas, Ltd.....................................  36,435      87,909
*   Westgold Resources, Ltd................................  25,582      30,267
#   Westpac Banking Corp................................... 126,399   2,767,186
    Westpac Banking Corp., Sponsored ADR...................  12,660     276,621
    WiseTech Global, Ltd...................................   5,509      62,499
    Woolworths Group, Ltd..................................  57,430   1,284,814
    WorleyParsons, Ltd.....................................  39,995     545,723
    WPP AUNZ, Ltd..........................................  38,740      26,509
*   Xero, Ltd..............................................   2,626      83,671
                                                                    -----------
TOTAL AUSTRALIA............................................          51,046,671
                                                                    -----------
AUSTRIA -- (0.4%)
    Agrana Beteiligungs AG.................................   1,572      41,828
    ANDRITZ AG.............................................   8,721     494,385
    Atrium European Real Estate, Ltd.......................  10,430      46,585
    CA Immobilien Anlagen AG...............................   7,812     273,108
#   DO & CO AG.............................................     463      32,484
    Erste Group Bank AG....................................  10,853     468,756
    FACC AG................................................   2,711      60,314
    Flughafen Wien AG......................................     724      27,332
#   IMMOFINANZ AG..........................................   9,447     248,685
    Kapsch TrafficCom AG...................................     369      17,065
    Lenzing AG.............................................     907     115,184
    Mayr Melnhof Karton AG.................................     341      46,374
    Oesterreichische Post AG...............................   3,854     182,551
    Palfinger AG...........................................     923      36,021
    POLYTEC Holding AG.....................................     633       9,944
#   Porr AG................................................     913      32,344
    Raiffeisen Bank International AG.......................  15,183     506,280
    Rosenbauer International AG............................     124       7,249
    S IMMO AG..............................................   5,662     123,108
    Schoeller-Bleckmann Oilfield Equipment AG..............   1,693     193,233
#*  Semperit AG Holding....................................   1,318      26,125
    Strabag SE.............................................   1,559      62,690
    Telekom Austria AG.....................................  16,443     143,058
    UNIQA Insurance Group AG...............................  22,397     223,956
    Vienna Insurance Group AG Wiener Versicherung Gruppe...   5,309     151,131
    Voestalpine AG.........................................   7,020     351,247
    Wienerberger AG........................................  10,976     269,057
#*  Zumtobel Group AG......................................   3,016      21,657
                                                                    -----------
TOTAL AUSTRIA..............................................           4,211,751
                                                                    -----------
BELGIUM -- (1.0%)
    Ageas..................................................  26,081   1,398,859
*   AGFA-Gevaert NV........................................  28,156     134,419
    Anheuser-Busch InBev SA/NV.............................   3,795     386,194
    Anheuser-Busch InBev SA/NV, Sponsored ADR..............     522      53,098
*   Argenx SE, ADR.........................................     600      54,450
    Atenor.................................................     197      11,260
    Banque Nationale de Belgique...........................       8      25,535

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              SHARES  VALUE>>
                                                              ------ ----------
BELGIUM -- (Continued)
    Barco NV.................................................  1,299 $  184,377
    Bekaert SA...............................................  7,670    215,443
*   Biocartis NV.............................................  1,757     25,803
#   bpost SA................................................. 11,113    175,189
    Cie d'Entreprises CFE....................................  1,152    143,941
    Cie Immobiliere de Belgique SA...........................     49      3,050
    Colruyt SA............................................... 11,620    694,654
    Deceuninck NV............................................  9,767     28,895
    D'ieteren SA.............................................  3,898    169,794
#   Econocom Group SA........................................ 12,277     43,347
    Elia System Operator SA..................................  2,704    168,513
    Euronav NV...............................................  2,543     21,520
    Euronav NV...............................................  3,468     29,305
    EVS Broadcast Equipment SA...............................  1,356     31,655
*   Exmar NV.................................................  1,527     10,858
    Fagron...................................................  4,537     84,020
*   Galapagos NV (B07MCX1)...................................    612     67,428
*   Galapagos NV (B07Q2V5)...................................    817     89,895
    Gimv NV..................................................    805     47,843
*   Ion Beam Applications....................................  1,626     42,555
    Jensen-Group NV..........................................    213      7,896
    KBC Group NV.............................................  7,288    559,489
    Kinepolis Group NV.......................................  1,751    111,981
    Lotus Bakeries...........................................     27     76,954
    Melexis NV...............................................  2,399    223,139
#*  Nyrstar NV...............................................  3,261     15,633
    Ontex Group NV........................................... 10,394    314,271
    Orange Belgium SA........................................  6,520    104,590
    Picanol..................................................     86      8,593
    Proximus SADP............................................ 26,885    658,927
    Recticel SA..............................................  6,331     73,021
    Resilux..................................................    110     19,420
    Roularta Media Group NV..................................    245      4,899
    Sioen Industries NV......................................    656     20,691
    Solvay SA................................................  2,115    289,756
*   Telenet Group Holding NV.................................  5,995    288,682
*   Tessenderlo Group SA.....................................  4,398    176,843
*   ThromboGenics NV.........................................  3,713     31,335
    UCB SA...................................................  5,652    485,929
    Umicore SA............................................... 27,656  1,618,500
    Van de Velde NV..........................................    515     18,062
                                                                     ----------
TOTAL BELGIUM................................................         9,450,511
                                                                     ----------
CANADA -- (7.4%)
*   5N Plus, Inc.............................................  1,597      4,149
    Absolute Software Corp...................................  3,100     17,515
#   Acadian Timber Corp......................................    600      9,271
    Aecon Group, Inc.........................................  5,564     70,446
*   Africa Oil Corp.......................................... 13,871     12,582
#   AG Growth International, Inc.............................  1,600     68,202
    AGF Management, Ltd., Class B............................ 10,502     52,879
    Agnico Eagle Mines, Ltd.................................. 12,298    515,233
    Agnico Eagle Mines, Ltd..................................  2,095     87,739
    AGT Food & Ingredients, Inc..............................  2,100     29,236
#   Aimia, Inc............................................... 40,823    108,581
*   Air Canada...............................................  6,000    108,529
#   AirBoss of America Corp..................................    900     10,219
*   Alacer Gold Corp......................................... 43,410     94,105
    Alamos Gold, Inc., Class A............................... 52,773    286,411

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE>>
                                                             ------- ----------
CANADA -- (Continued)
    Alamos Gold, Inc., Class A..............................   4,666 $   25,339
#   Alaris Royalty Corp.....................................   6,189     88,017
    Alcanna, Inc............................................   5,628     39,587
*   Alexco Resource Corp....................................  15,497     18,823
    Algoma Central Corp.....................................     400      4,637
    Algonquin Power & Utilities Corp........................  38,599    379,210
    Algonquin Power & Utilities Corp........................   9,626     94,527
    Alimentation Couche-Tard, Inc., Class B.................  25,170  1,156,096
#   AltaGas, Ltd............................................   7,800    158,716
    Altus Group, Ltd........................................   7,075    152,285
#   Andrew Peller, Ltd., Class A............................   4,800     60,883
*   Argonaut Gold, Inc......................................   4,400      7,441
*   Aritzia, Inc............................................   7,200     88,834
#*  Asanko Gold, Inc........................................  10,852     10,761
*   ATS Automation Tooling Systems, Inc.....................   7,150    107,510
#*  Aurora Cannabis, Inc....................................  20,475    110,495
#   AutoCanada, Inc.........................................   2,455     27,289
*   B2Gold Corp............................................. 151,221    376,643
#   Badger Daylighting, Ltd.................................   4,600    104,422
#   Bank of Montreal........................................  24,263  1,923,172
    Bank of Montreal........................................  12,712  1,007,807
    Bank of Nova Scotia (The)...............................  55,727  3,302,452
    Bank of Nova Scotia (The)...............................   6,491    384,592
    Barrick Gold Corp.......................................   8,600     96,389
    Barrick Gold Corp....................................... 178,230  1,994,394
    BCE, Inc................................................   3,508    149,072
    BCE, Inc................................................   5,779    245,203
    Bird Construction, Inc..................................   4,800     28,670
    Black Diamond Group, Ltd................................   7,400     20,479
*   BlackPearl Resources, Inc...............................  18,000     18,542
    BMTC Group, Inc.........................................     900     10,634
*   Bombardier, Inc., Class A...............................  19,500     73,902
*   Bombardier, Inc., Class B............................... 196,596    740,531
    Boralex, Inc., Class A..................................  13,500    206,311
    Brookfield Real Estate Services, Inc....................   1,000     15,059
    BRP, Inc................................................   2,687    125,339
    CAE, Inc................................................  46,008    958,463
    CAE, Inc................................................   9,562    199,368
#*  Calfrac Well Services, Ltd..............................   6,016     22,938
    Calian Group, Ltd.......................................     800     19,403
#   Callidus Capital Corp...................................     900      2,020
    Cameco Corp.............................................  28,620    309,334
    Cameco Corp.............................................  24,912    269,050
    Canaccord Genuity Group, Inc............................   9,470     52,706
*   Canada Goose Holdings, Inc..............................     700     40,181
    Canadian Imperial Bank of Commerce......................  10,229    933,533
    Canadian Imperial Bank of Commerce......................   7,306    666,526
#   Canadian Tire Corp., Ltd., Class A......................   6,099    830,657
#   Canadian Western Bank...................................   8,482    237,928
*   Canfor Corp.............................................  10,814    237,087
    Canfor Pulp Products, Inc...............................   4,200     87,981
#*  Canopy Growth Corp......................................   6,700    176,764
    CanWel Building Materials Group, Ltd....................   6,923     35,178
#*  Capstone Mining Corp....................................  19,300     14,243
    Cascades, Inc...........................................  12,801    122,711
    CCL Industries, Inc., Class B...........................  19,075    967,790
*   Celestica, Inc..........................................   8,626    101,873
*   Celestica, Inc..........................................  10,522    124,402
*   Centerra Gold, Inc......................................  31,407    142,686

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              SHARES  VALUE>>
                                                              ------ ----------
CANADA -- (Continued)
#   Cervus Equipment Corp....................................    900 $    9,555
#   CES Energy Solutions Corp................................ 28,181     96,836
*   CGI Group, Inc., Class A.................................  2,600    167,850
*   CGI Group, Inc., Class A................................. 10,864    699,098
#   Chesswood Group, Ltd.....................................  1,100      9,792
*   China Gold International Resources Corp., Ltd............ 34,632     60,433
    CI Financial Corp........................................ 33,200    580,110
#   Cineplex, Inc............................................ 13,975    313,910
    Cogeco Communications, Inc...............................  2,400    130,253
    Cogeco, Inc..............................................    929     44,749
    Colliers International Group, Inc........................  4,381    358,199
    Colliers International Group, Inc........................  1,299    106,518
    Computer Modelling Group, Ltd............................ 15,754    120,984
    Constellation Software, Inc..............................  1,535  1,112,773
#*  Continental Gold, Inc....................................  5,700     16,957
#*  Copper Mountain Mining Corp.............................. 14,100     12,682
    Corby Spirit and Wine, Ltd...............................  1,500     23,546
    Corus Entertainment, Inc., Class B....................... 19,452     60,710
    Cott Corp................................................  7,313    116,935
    Cott Corp................................................ 11,072    176,781
*   CRH Medical Corp.........................................  3,800     12,532
#*  Delphi Energy Corp.......................................  4,200      2,841
#*  Denison Mines Corp....................................... 45,000     23,177
#*  Detour Gold Corp......................................... 24,314    239,617
#   DHX Media, Ltd........................................... 14,321     28,843
    Dollarama, Inc........................................... 17,016    614,792
    Dorel Industries, Inc., Class B..........................  4,228     77,517
*   DREAM Unlimited Corp., Class A...........................  9,100     62,749
*   Dundee Precious Metals, Inc..............................  7,525     17,875
    ECN Capital Corp......................................... 39,562    109,789
    E-L Financial Corp., Ltd.................................    100     63,420
#*  Eldorado Gold Corp....................................... 75,227     82,117
#   Element Fleet Management Corp............................ 16,220     78,055
    Empire Co., Ltd., Class A................................ 19,472    401,460
#   Enbridge Income Fund Holdings, Inc....................... 15,882    397,767
    Enbridge, Inc............................................  8,472    300,885
#   Enbridge, Inc............................................ 50,317  1,782,731
*   Endeavour Mining Corp....................................  5,328     97,487
#*  Endeavour Silver Corp....................................  7,913     23,237
    Enercare, Inc............................................ 15,750    228,952
    Enerflex, Ltd............................................ 15,947    180,574
#*  Energy Fuels, Inc........................................    205        604
    Enghouse Systems, Ltd....................................  2,300    137,132
    Ensign Energy Services, Inc.............................. 17,644     76,769
#   Equitable Group, Inc.....................................  1,600     77,488
*   Essential Energy Services Trust.......................... 12,100      4,837
    Evertz Technologies, Ltd.................................  3,500     42,753
    Exco Technologies, Ltd...................................  3,824     27,485
    Extendicare, Inc.........................................  6,041     34,504
    Fairfax Financial Holdings, Ltd..........................  2,810  1,587,693
    Fiera Capital Corp.......................................  5,000     46,047
    Finning International, Inc............................... 22,096    578,537
    Firm Capital Mortgage Investment Corp....................  2,000     20,710
    First Capital Realty, Inc................................ 20,200    314,914
    First National Financial Corp............................  1,800     40,972
    First Quantum Minerals, Ltd.............................. 19,828    309,265
    FirstService Corp........................................  4,115    341,417
#*  Fission Uranium Corp..................................... 18,500      9,671
*   Fortuna Silver Mines, Inc................................ 24,800    135,358

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                               SHARES  VALUE>>
                                                               ------- --------
CANADA -- (Continued)
    Freehold Royalties, Ltd...................................   2,100 $ 19,824
*   Frontera Energy Corp......................................   1,529   22,285
    Gamehost, Inc.............................................     900    8,371
*   GDI Integrated Facility Services, Inc.....................     900   11,298
*   Gear Energy, Ltd..........................................  26,600   27,810
#   Genworth MI Canada, Inc...................................   7,605  267,696
    George Weston, Ltd........................................   9,508  790,987
    Gibson Energy, Inc........................................   5,078   71,124
#   Gluskin Sheff & Associates, Inc...........................   3,700   47,784
    GMP Capital, Inc..........................................   6,037   11,741
#   goeasy, Ltd...............................................   1,700   55,920
    Goldcorp, Inc.............................................  17,440  217,992
    Goldcorp, Inc.............................................  31,284  391,050
*   Golden Star Resources, Ltd................................  31,800   22,734
#   Granite Oil Corp..........................................   1,300    2,718
*   Great Canadian Gaming Corp................................   1,700   61,382
    Great-West Lifeco, Inc....................................  13,739  339,554
    Guardian Capital Group, Ltd., Class A.....................   1,650   30,137
*   Guyana Goldfields, Inc....................................  21,834   67,138
#*  Havilah Mining Corp.......................................   1,675      451
*   Heroux-Devtek, Inc........................................   3,377   40,459
    High Liner Foods, Inc.....................................   1,530   10,538
#*  Home Capital Group, Inc...................................   9,700  114,087
#   Horizon North Logistics, Inc..............................  14,000   26,475
    Hudbay Minerals, Inc......................................   6,494   33,769
    Hudbay Minerals, Inc......................................  34,400  179,028
#   Hudson's Bay Co...........................................  17,397  140,289
    Hydro One, Ltd............................................  17,929  261,868
*   IAMGOLD Corp..............................................  70,346  386,650
*   IBI Group, Inc............................................   3,800   18,900
    IGM Financial, Inc........................................   8,900  267,168
#*  Imperial Metals Corp......................................   2,300    2,299
*   Indigo Books & Music, Inc.................................   1,191   14,896
    Industrial Alliance Insurance & Financial Services, Inc...  23,302  958,340
    Information Services Corp.................................     900   12,018
    Innergex Renewable Energy, Inc............................  30,673  317,612
    Intact Financial Corp.....................................   6,400  488,247
    Inter Pipeline, Ltd.......................................  23,499  447,996
*   Interfor Corp.............................................  10,542  166,617
*   Intertain Group, Ltd. (The)...............................   1,300   17,229
    Intertape Polymer Group, Inc..............................   7,900  104,394
#   Invesque, Inc.............................................   2,700   22,329
*   Iron Bridge Resources, Inc................................   7,100    4,093
#*  Ivanhoe Mines, Ltd., Class A..............................  21,300   42,408
    Just Energy Group, Inc....................................  14,122   53,411
#   K-Bro Linen, Inc..........................................     500   14,717
#   Keyera Corp...............................................   4,265  123,473
*   Kinaxis, Inc..............................................   2,680  180,844
#   Kinder Morgan Canada, Ltd.................................   7,300   92,649
*   Kinross Gold Corp......................................... 201,184  726,882
*   Kinross Gold Corp.........................................   7,386   26,590
    Kirkland Lake Gold, Ltd...................................  17,436  381,063
    Kirkland Lake Gold, Ltd...................................   3,908   85,702
*   Knight Therapeutics, Inc..................................  16,982  111,616
    KP Tissue, Inc............................................   1,100    8,405
#   Labrador Iron Ore Royalty Corp............................   5,500  104,939
#*  Largo Resources, Ltd......................................  10,000   14,606
    Lassonde Industries, Inc., Class A........................     400   81,547
    Laurentian Bank of Canada.................................   3,644  130,594

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE>>
                                                             ------- ----------
CANADA -- (Continued)
    Leon's Furniture, Ltd...................................   1,536 $   21,596
    Linamar Corp............................................   4,343    198,479
    Loblaw Cos., Ltd........................................  14,857    785,528
#   Lucara Diamond Corp.....................................  41,930     72,201
#*  Lundin Gold, Inc........................................   8,600     33,055
    Lundin Mining Corp...................................... 113,400    627,651
    Magellan Aerospace Corp.................................   2,300     27,883
    Magna International, Inc................................   8,200    499,495
    Magna International, Inc................................   4,397    267,250
*   Mainstreet Equity Corp..................................     540     18,763
*   Major Drilling Group International, Inc.................  11,600     54,395
#*  Mandalay Resources Corp.................................   2,500        346
#   Maxar Technologies, Ltd.................................   4,958    242,974
#   Maxar Technologies, Ltd.................................   3,200    156,704
    Mediagrif Interactive Technologies, Inc.................   1,302     10,559
#   Medical Facilities Corp.................................   6,000     67,341
    Melcor Developments, Ltd................................     200      2,223
    Metro, Inc..............................................  17,937    604,761
*   Mitel Networks Corp.....................................   2,900     31,723
    Morguard Corp...........................................     453     57,793
    Morneau Shepell, Inc....................................   8,101    174,805
*   Mountain Province Diamonds, Inc.........................   5,600     13,560
#   MTY Food Group, Inc.....................................   1,707     73,269
#   Mullen Group, Ltd.......................................  27,127    334,487
    National Bank of Canada.................................  55,080  2,700,120
    Nevsun Resources, Ltd...................................  19,809     73,550
    Nevsun Resources, Ltd...................................   3,438     12,789
*   New Gold, Inc...........................................  62,498     77,831
    NFI Group, Inc..........................................   7,078    271,890
    Norbord, Inc............................................   3,900    140,308
    North American Construction Group, Ltd..................   1,900     12,445
    North West Co., Inc. (The)..............................   6,205    141,763
    Nutrien, Ltd............................................   8,350    453,481
    Nutrien, Ltd............................................   5,259    285,097
    OceanaGold Corp.........................................  80,420    247,284
    Open Text Corp..........................................   5,600    208,399
    Open Text Corp..........................................  17,169    638,687
    Osisko Gold Royalties, Ltd..............................  15,100    143,356
    Osisko Gold Royalties, Ltd..............................   3,317     31,545
    Pan American Silver Corp................................   4,500     74,029
    Pan American Silver Corp................................  13,244    218,129
#*  Paramount Resources, Ltd., Class A......................  12,404    139,215
#   Parkland Fuel Corp......................................  19,498    527,301
    Pason Systems, Inc......................................  15,442    236,939
    Pembina Pipeline Corp...................................   4,297    154,610
    Pembina Pipeline Corp...................................   8,576    307,621
*   PHX Energy Services Corp................................   2,100      3,293
    Pizza Pizza Royalty Corp................................   1,856     17,250
    Pollard Banknote, Ltd...................................   1,300     20,417
#   PrairieSky Royalty, Ltd.................................   9,500    180,236
*   Precision Drilling Corp.................................  51,446    186,271
*   Precision Drilling Corp.................................  12,221     44,362
*   Premier Gold Mines, Ltd.................................  21,100     39,902
    Premium Brands Holdings Corp............................   3,347    262,413
    Quarterhill, Inc........................................   9,000      9,686
    Quebecor, Inc., Class B.................................  30,468    634,960
#*  Questerre Energy Corp., Class A.........................   7,500      2,796
    Recipe Unlimited Corp...................................   1,700     35,206
    Reitmans Canada, Ltd., Class A..........................   4,300     14,015

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              SHARES  VALUE>>
                                                              ------ ----------
CANADA -- (Continued)
    Richelieu Hardware, Ltd..................................  3,653 $   79,050
    Ritchie Bros Auctioneers, Inc............................    462     15,367
#   Ritchie Bros Auctioneers, Inc............................  5,186    172,538
    Rocky Mountain Dealerships, Inc..........................  1,700     15,708
    Rogers Communications, Inc., Class B.....................  3,000    152,946
    Rogers Communications, Inc., Class B..................... 16,077    817,837
    Rogers Sugar, Inc........................................ 10,400     43,492
#*  Roxgold, Inc............................................. 20,000     16,143
    Royal Bank of Canada..................................... 31,679  2,473,000
    Royal Bank of Canada..................................... 25,014  1,950,342
    Russel Metals, Inc....................................... 12,015    256,029
#*  Sabina Gold & Silver Corp................................ 10,300     11,402
#*  Sandstorm Gold, Ltd...................................... 26,231    116,148
    Saputo, Inc..............................................  8,664    288,855
    Savaria Corp.............................................  1,300     16,209
#   Secure Energy Services, Inc.............................. 45,157    273,542
*   SEMAFO, Inc.............................................. 51,774    152,037
    Shaw Communications, Inc., Class B....................... 24,250    507,239
    Shaw Communications, Inc., Class B....................... 12,267    256,748
    ShawCor, Ltd.............................................  9,300    189,453
*   Shopify, Inc., Class A...................................  2,039    281,810
*   Sierra Wireless, Inc.....................................  1,500     24,330
*   Sierra Wireless, Inc.....................................  5,151     83,704
    Sleep Country Canada Holdings, Inc.......................  4,005     95,195
    SNC-Lavalin Group, Inc...................................  2,449    108,457
#*  Spin Master Corp.........................................  5,265    215,724
#   Sprott, Inc.............................................. 15,700     36,328
*   SSR Mining, Inc..........................................  4,994     51,904
    Stantec, Inc.............................................  8,658    226,092
    Stantec, Inc.............................................  3,909    102,220
*   Stars Group, Inc. (The).................................. 10,557    361,625
*   Stars Group, Inc. (The)..................................  3,349    114,871
    Stella-Jones, Inc........................................  6,543    218,544
*   STEP Energy Services, Ltd................................  2,700     19,241
    Stuart Olson, Inc........................................  1,000      5,727
    Sun Life Financial, Inc..................................  9,011    368,517
    Sun Life Financial, Inc.................................. 13,326    544,900
*   SunOpta, Inc.............................................  5,100     41,675
#   Superior Plus Corp....................................... 22,135    217,972
    Tahoe Resources, Inc..................................... 39,567    177,631
    Tahoe Resources, Inc.....................................  1,089      4,911
*   Taseko Mines, Ltd........................................  5,100      4,548
    TELUS Corp...............................................  4,708    172,092
*   Teranga Gold Corp........................................  4,340     15,247
#*  Tervita Corp.............................................    819      5,758
    TFI International, Inc...................................  7,857    260,924
#*  Theratechnologies, Inc...................................  2,700     20,486
    Timbercreek Financial Corp...............................  2,100     14,949
#*  TMAC Resources, Inc......................................  3,200     17,466
    TMX Group, Ltd...........................................  3,026    194,608
*   Torex Gold Resources, Inc................................ 10,400     76,830
    Toromont Industries, Ltd.................................  9,100    467,225
    Toronto-Dominion Bank (The).............................. 32,240  1,912,565
    Toronto-Dominion Bank (The).............................. 11,107    657,312
    Torstar Corp., Class B...................................  1,400      1,281
    Total Energy Services, Inc...............................  9,570     80,923
    Transcontinental, Inc., Class A.......................... 12,500    297,210
*   TransGlobe Energy Corp...................................  3,755     12,181
*   Trevali Mining Corp...................................... 30,400     18,695

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE>>
                                                            ------- -----------
CANADA -- (Continued)
#*  Trican Well Service, Ltd...............................  57,460 $   121,029
#   Tricon Capital Group, Inc..............................  13,900     116,363
*   Trinidad Drilling, Ltd.................................  43,458      52,116
*   Trisura Group, Ltd.....................................     600      12,905
*   Turquoise Hill Resources, Ltd..........................  64,127     177,959
    Uni-Select, Inc........................................   4,519      75,244
#   Valener, Inc...........................................   4,900      76,126
    Wajax Corp.............................................   3,900      73,992
    West Fraser Timber Co., Ltd............................   8,593     533,739
*   Western Energy Services Corp...........................   3,100       2,073
    Western Forest Products, Inc...........................  62,652     116,553
#   WestJet Airlines, Ltd..................................   1,100      15,491
#   Westshore Terminals Investment Corp....................   8,800     164,250
    Wheaton Precious Metals Corp...........................   3,065      64,212
    Winpak, Ltd............................................   4,811     174,414
#   WSP Global, Inc........................................   6,245     354,964
*   Xtreme Drilling Corp...................................     500         761
    Yamana Gold, Inc....................................... 159,961     510,311
*   Yangarra Resources, Ltd................................   5,600      20,965
#*  Yellow Pages, Ltd......................................   2,947      22,926
    ZCL Composites, Inc....................................   2,300      15,559
                                                                    -----------
TOTAL CANADA...............................................          73,857,721
                                                                    -----------
CHINA -- (0.0%)
*   GCL New Energy Holdings, Ltd........................... 742,000      32,746
                                                                    -----------
DENMARK -- (2.3%)
#*  ALK-Abello A.S.........................................     896     166,572
    Alm Brand A.S..........................................   7,943      82,539
    Ambu A.S., Class B.....................................  11,450     450,457
*   Bang & Olufsen A.S.....................................   3,840      93,347
    BankNordik P/F.........................................     744      13,018
#*  Bavarian Nordic A.S....................................   2,204      67,260
    Carlsberg A.S., Class B................................   3,114     375,667
    Chr Hansen Holding A.S.................................  15,827   1,638,338
    Coloplast A.S., Class B................................   5,231     570,543
    Columbus A.S...........................................  10,720      25,728
*   D/S Norden A.S.........................................   3,069      56,588
    Danske Bank A.S........................................  29,578     859,552
    FLSmidth & Co. A.S.....................................   7,247     476,946
*   Genmab A.S.............................................   1,286     220,339
#   GN Store Nord A.S......................................  17,874     852,627
    H Lundbeck A.S.........................................  11,509     832,918
#*  H+H International A.S., Class B........................   1,880      28,734
    IC Group A.S...........................................     953      24,685
    ISS A.S................................................  29,526   1,102,889
    Jeudan A.S.............................................     126      19,755
    Jyske Bank A.S.........................................  10,185     576,872
    Matas A.S..............................................   4,256      34,216
*   Nilfisk Holding A.S....................................   3,598     186,158
#*  NKT A.S................................................   2,878      77,482
    NNIT A.S...............................................   1,720      44,668
#   Novo Nordisk A.S., Sponsored ADR.......................  14,665     729,877
    Novo Nordisk A.S., Class B............................. 112,348   5,589,008
    Novozymes A.S., Class B................................  21,451   1,129,498
    Orsted A.S.............................................   3,380     208,574
    Pandora A.S............................................  13,068     927,989
    Per Aarsleff Holding A.S...............................   2,674      95,517
    Ringkjoebing Landbobank A.S............................   2,702     152,693

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES    VALUE>>
                                                             ------- -----------
DENMARK -- (Continued)
    Royal Unibrew A.S.......................................   6,779 $   564,637
    RTX A.S.................................................     814      25,027
    Schouw & Co., A.S.......................................   1,731     160,600
    SimCorp A.S.............................................   4,265     364,418
    Solar A.S., Class B.....................................   1,106      69,661
    Spar Nord Bank A.S......................................   7,126      76,850
    Sydbank A.S.............................................   9,884     366,823
*   TK Development A.S......................................   6,708       7,111
    Topdanmark A.S..........................................   7,106     305,191
    Tryg A.S................................................  13,908     340,447
    Vestas Wind Systems A.S.................................  30,307   1,955,700
*   William Demant Holding A.S..............................  14,939     714,056
*   Zealand Pharma A.S......................................   2,534      37,823
                                                                     -----------
TOTAL DENMARK...............................................          22,699,398
                                                                     -----------
FINLAND -- (1.6%)
    Ahlstrom-Munksjo Oyj....................................   1,090      20,908
    Aktia Bank Oyj..........................................   2,985      31,436
    Alma Media Oyj..........................................   1,118       9,417
    Amer Sports Oyj.........................................  18,048     578,701
    Asiakastieto Group Oyj..................................     569      20,462
    Aspo Oyj................................................   1,052      11,195
*   BasWare Oyj.............................................     341      14,386
#   Bittium Oyj.............................................   1,503       8,765
    Cargotec Oyj............................................   6,581     326,892
#*  Caverion Oyj............................................   7,855      65,880
    Cramo Oyj...............................................   6,047     129,150
    Elisa Oyj...............................................  16,100     699,077
    Fiskars Oyj Abp.........................................   2,051      46,064
    F-Secure Oyj............................................  12,351      52,628
#   Huhtamaki Oyj...........................................  16,617     596,769
    Kemira Oyj..............................................  14,777     193,964
    Kesko Oyj, Class A......................................   1,396      77,107
    Kesko Oyj, Class B......................................   9,855     553,442
    Kone Oyj, Class B.......................................  20,430   1,116,822
    Konecranes Oyj..........................................   7,447     288,177
    Lassila & Tikanoja Oyj..................................   2,236      44,936
#   Lehto Group Oyj.........................................   2,244      26,701
    Metsa Board Oyj.........................................  27,075     280,693
    Metso Oyj...............................................  14,471     530,023
    Neste Oyj...............................................  19,027   1,569,466
    Nokia Oyj............................................... 278,234   1,510,158
    Nokia Oyj...............................................   4,241      23,099
    Nokian Renkaat Oyj......................................   9,103     394,784
    Olvi Oyj, Class A.......................................   1,161      43,719
#   Oriola Oyj, Class B.....................................  24,400      78,717
    Orion Oyj, Class A......................................   1,172      40,749
    Orion Oyj, Class B......................................  10,131     348,780
    Outokumpu Oyj...........................................  36,520     247,189
*   Outotec Oyj.............................................  25,271     207,548
#   Pihlajalinna Oyj........................................     935      12,318
    Ponsse Oyj..............................................   1,498      54,095
    Poyry Oyj...............................................     706       5,838
    Raisio Oyj, Class V.....................................  15,224      64,052
    Ramirent Oyj............................................  12,770     127,899
    Revenio Group Oyj.......................................   1,548      27,582
    Sampo Oyj, Class A......................................  33,570   1,704,953
    Sanoma Oyj..............................................  10,217     101,196
    SRV Group Oyj...........................................   3,096       9,790

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE>>
                                                              ------ -----------
FINLAND -- (Continued)
#*  Stockmann Oyj Abp (5462393)..............................  4,541 $    22,374
    Stora Enso Oyj, Class R.................................. 49,576     818,124
    Technopolis Oyj..........................................  4,558      20,609
    Teleste Oyj..............................................  1,086       8,991
    Tieto Oyj................................................  7,748     240,968
#   Tikkurila Oyj............................................  5,551     102,131
    Tokmanni Group Corp......................................  2,643      21,931
    UPM-Kymmene Oyj.......................................... 25,972     921,295
    Uponor Oyj...............................................  5,840      88,803
    Vaisala Oyj, Class A.....................................    932      22,998
    Valmet Oyj............................................... 15,681     325,777
    Wartsila Oyj Abp......................................... 51,531   1,115,576
#   YIT Oyj                                                   16,541     112,471
                                                                     -----------
TOTAL FINLAND................................................         16,117,575
                                                                     -----------
FRANCE -- (8.8%)
    ABC arbitrage............................................  2,990      24,964
    Aeroports de Paris.......................................  2,030     453,792
    Airbus SE................................................ 33,433   4,137,973
    Akka Technologies........................................    800      58,933
    AKWEL....................................................  1,450      36,028
    Albioma SA...............................................  5,584     124,065
#   Alstom SA................................................ 17,667     792,046
    Altamir..................................................  1,314      25,468
    Alten SA.................................................  5,380     533,926
    Altran Technologies SA................................... 45,361     431,649
*   Amplitude Surgical SAS...................................  1,872       7,498
    Amundi SA................................................  3,640     250,811
    APRIL SA.................................................  1,239      19,691
    Arkema SA................................................  9,874   1,236,451
    Assystem.................................................  1,783      58,322
    Atos SE.................................................. 11,487   1,539,227
    Aubay....................................................    830      36,373
    AXA SA, Sponsored ADR....................................  2,900      73,268
    AXA SA................................................... 94,451   2,379,897
    Axway Software SA........................................    890      20,120
#   Bastide le Confort Medical...............................    434      23,460
    Beneteau SA..............................................  2,567      42,060
#   Bigben Interactive.......................................  1,104      13,972
    BioMerieux...............................................  4,484     372,889
    BNP Paribas SA........................................... 41,553   2,695,535
    Boiron SA................................................  1,082      85,397
    Bonduelle SCA............................................  2,021      73,407
    Bouygues SA.............................................. 13,389     587,970
    Bureau Veritas SA........................................ 36,474     938,310
    Capgemini SE.............................................  6,293     805,084
    Carrefour SA............................................. 77,491   1,389,319
    Casino Guichard Perrachon SA.............................  7,486     303,948
*   Cegedim SA...............................................    320      12,322
*   CGG SA................................................... 25,158      68,628
    Chargeurs SA.............................................  2,377      68,749
    Cie des Alpes............................................  1,185      40,989
    Cie Plastic Omnium SA....................................  5,502     230,275
    CNP Assurances........................................... 23,702     553,493
*   Coface SA................................................ 12,381     111,103
    Credit Agricole SA....................................... 54,500     765,734
    Danone SA................................................ 24,305   1,908,240
    Dassault Aviation SA.....................................     89     164,508
#   Dassault Systemes SE.....................................  9,883   1,473,601

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE>>
                                                              ------- ----------
FRANCE -- (Continued)
    Dassault Systemes SE, Sponsored ADR......................   1,000 $  149,930
    Derichebourg SA..........................................   9,552     57,720
    Devoteam SA..............................................     645     78,577
    Edenred..................................................  42,385  1,662,575
    Eiffage SA...............................................  12,363  1,381,574
    Elior Group SA...........................................  10,362    169,182
    Elis SA..................................................  16,732    384,073
    Essilor International Cie Generale d'Optique SA..........   7,402  1,090,789
    Esso SA Francaise........................................     533     28,650
    Eurofins Scientific SE...................................   1,241    676,445
    Europcar Mobility Group..................................  14,830    148,730
    Eutelsat Communications SA...............................  38,905    832,864
    Exel Industries, Class A.................................     192     23,799
    Faurecia SA..............................................  11,377    772,819
*   Fnac Darty SA (V7VQL46)..................................   3,346    303,594
    Gaztransport Et Technigaz SA.............................   4,104    268,671
    Getlink..................................................  19,580    258,456
    GL Events................................................   1,794     51,093
    Groupe Crit..............................................     565     47,862
    Groupe Open..............................................     640     21,560
    Guerbet..................................................     573     39,891
    Haulotte Group SA........................................   2,205     33,093
    Hermes International.....................................   1,705  1,079,087
*   ID Logistics Group.......................................     200     32,925
#   Iliad SA.................................................   2,406    380,381
    Imerys SA................................................   2,535    196,620
    Ingenico Group SA........................................   9,768    809,072
    Interparfums SA..........................................   1,056     46,585
    Ipsen SA.................................................   3,965    658,763
    IPSOS....................................................   6,102    203,897
    Jacquet Metal Service SA.................................   2,462     72,485
    JCDecaux SA..............................................   4,581    149,729
    Kaufman & Broad SA.......................................   2,549    130,284
    Kering SA................................................   3,555  1,889,430
#   Korian SA................................................   7,590    265,842
    Lagardere SCA............................................  19,840    578,924
    Laurent-Perrier..........................................     193     24,131
    Le Belier................................................     180     10,768
    Lectra...................................................   2,106     54,786
    Legrand SA...............................................  17,854  1,310,445
    Linedata Services........................................     313     12,915
    LISI.....................................................   2,166     75,086
    LNA Sante SA.............................................     215     13,723
    L'Oreal SA...............................................  15,425  3,769,427
    LVMH Moet Hennessy Louis Vuitton SE......................  15,812  5,510,293
    Maisons du Monde SA......................................   1,502     45,916
    Maisons France Confort SA................................     226     11,149
    Manitou BF SA............................................     954     36,261
    Manutan International....................................      96      8,982
    Mersen SA................................................   1,130     46,602
    Metropole Television SA..................................   8,229    177,065
    Natixis SA............................................... 138,294    992,042
    Neopost SA...............................................   6,099    157,642
#   Nexans SA................................................   3,431    114,758
    Nexity SA................................................   7,889    485,428
    NRJ Group................................................     962      9,857
    Oeneo SA.................................................   5,266     63,397
*   OL Groupe SA.............................................   2,891     10,133
*   Onxeo SA.................................................   9,973     14,401

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE>>
                                                              ------- ----------
FRANCE -- (Continued)
    Orange SA, Sponsored ADR.................................   5,900 $  100,654
    Orange SA................................................ 150,411  2,563,259
    Orpea....................................................   5,645    775,208
*   Parrot SA................................................   1,931      9,431
    Pernod Ricard SA.........................................   4,063    654,621
    Peugeot SA............................................... 118,385  3,400,249
    Plastivaloire............................................   1,658     29,150
    Publicis Groupe SA.......................................  22,969  1,465,798
#   Rallye SA................................................   3,965     46,636
#*  Recylex SA...............................................     633      6,257
    Renault SA...............................................  16,671  1,465,033
    Rexel SA.................................................  68,198  1,066,607
    Robertet SA..............................................      52     30,441
    Rothschild & Co..........................................     502     18,259
    Rubis SCA................................................  15,583    919,056
    Safran SA................................................  14,178  1,758,125
    Samse SA.................................................       4        739
    Sanofi...................................................  27,313  2,376,130
    Sartorius Stedim Biotech.................................   2,639    314,103
    Savencia SA..............................................     591     51,925
    Schneider Electric SE....................................  19,131  1,535,565
    Schneider Electric SE....................................     278     22,478
    SCOR SE..................................................  30,279  1,177,965
    SEB SA...................................................   2,123    403,256
    Seche Environnement SA...................................     246      8,132
#*  Sequana SA...............................................     986        520
    SES SA...................................................  61,910  1,236,744
    Societe BIC SA...........................................   2,921    279,375
*   Societe des Bains de Mer et du Cercle des Etrangers a
      Monaco.................................................     162     10,114
    Societe Generale SA......................................  32,502  1,449,523
    Societe pour l'Informatique Industrielle.................     327      9,553
#   Sodexo SA................................................  11,846  1,312,252
#*  Solocal Group............................................  90,190    120,937
    Somfy SA.................................................     502     44,856
    Sopra Steria Group.......................................   3,152    557,529
    SPIE SA..................................................  12,214    231,285
*   Ste Industrielle d'Aviation Latecoere SA.................  11,328     53,485
    Stef SA..................................................     339     39,229
    Suez.....................................................  41,116    581,624
    Sword Group..............................................     269     10,997
    Synergie SA..............................................   1,820     84,919
    Tarkett SA...............................................   3,246     87,054
#*  Technicolor SA...........................................  28,227     39,513
    Teleperformance..........................................   7,528  1,378,615
    Television Francaise 1...................................  17,258    187,277
*   Tessi SA.................................................      91     19,436
    Thales SA................................................   8,427  1,106,248
    Thermador Groupe.........................................     252     16,665
    Total Gabon..............................................      24      3,834
    Trigano SA...............................................   1,235    177,258
*   Ubisoft Entertainment SA.................................  15,093  1,663,550
    Union Financiere de France BQE SA........................     355     11,465
    Valeo SA.................................................  10,103    495,060
*   Valneva SE...............................................     115        557
    Vetoquinol SA............................................     192     12,345
    VIEL & Cie SA............................................     300      1,818
    Vilmorin & Cie SA........................................     756     51,769
    Vinci SA.................................................  24,285  2,443,598
*   Virbac SA................................................     467     66,531

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES    VALUE>>
                                                             ------- -----------
FRANCE -- (Continued)
    Vivendi SA..............................................  30,598 $   792,756
    Vranken-Pommery Monopole SA.............................     215       6,110
*   Worldline SA............................................   4,754     282,739
                                                                     -----------
TOTAL FRANCE................................................          87,966,890
                                                                     -----------
GERMANY -- (7.4%)
    1&1 Drillisch AG........................................   3,292     195,821
    Aareal Bank AG..........................................  10,285     472,655
    Adidas AG...............................................  14,469   3,199,000
*   ADLER Real Estate AG....................................   2,634      43,969
    ADO Properties SA.......................................   3,457     197,205
*   ADVA Optical Networking SE..............................   6,929      58,291
*   AIXTRON SE..............................................   5,902      84,918
    All for One Steeb AG....................................     139      10,272
    Allgeier SE.............................................     500      19,779
    Allianz SE, Sponsored ADR...............................  10,000     220,550
    Allianz SE..............................................  16,631   3,679,683
    Amadeus Fire AG.........................................   1,033     111,789
    Aroundtown SA...........................................  40,334     336,476
    Atoss Software AG.......................................     148      15,383
    Aurubis AG..............................................   9,467     774,902
    Axel Springer SE........................................   7,936     592,992
    BASF SE.................................................  49,939   4,787,077
    Basler AG...............................................     178      39,577
    Bauer AG................................................   1,372      30,427
    Bayerische Motoren Werke AG.............................  21,741   2,101,926
    BayWa AG................................................   2,633      89,392
    Bechtle AG..............................................   2,828     253,930
    Beiersdorf AG...........................................   6,339     738,931
    Bertrandt AG............................................     737      74,578
    Bijou Brigitte AG.......................................     249      11,665
    Bilfinger SE............................................   5,056     260,338
    Borussia Dortmund GmbH & Co. KGaA.......................  10,590      76,511
    Brenntag AG.............................................  19,612   1,176,761
    CANCOM SE...............................................   2,160     116,930
    Carl Zeiss Meditec AG...................................   2,339     181,715
    CECONOMY AG.............................................  19,030     156,320
    CENIT AG................................................     504       9,961
    CENTROTEC Sustainable AG................................   1,186      17,697
    Cewe Stiftung & Co. KGAA................................     842      77,102
    comdirect bank AG.......................................   2,270      33,600
*   Commerzbank AG..........................................  59,382     641,066
    CompuGroup Medical SE...................................   4,925     274,593
    Continental AG..........................................   3,872     892,325
    Corestate Capital Holding SA............................     339      18,416
    Covestro AG.............................................  14,359   1,378,990
    CropEnergies AG.........................................   1,674       9,496
    CTS Eventim AG & Co. KGaA...............................   6,709     316,311
    Daimler AG..............................................  56,130   3,884,990
    Delticom AG.............................................      86         881
    Deutsche Bank AG........................................  28,276     369,815
    Deutsche Bank AG........................................  30,192     394,307
    Deutsche Beteiligungs AG................................   1,476      64,300
    Deutsche Boerse AG......................................  15,375   2,026,216
    Deutsche EuroShop AG....................................   5,400     190,390
    Deutsche Pfandbriefbank AG..............................  12,277     192,297
    Deutsche Post AG........................................  25,956     916,911
    Deutsche Telekom AG, Sponsored ADR......................   6,013      99,184
    Deutsche Telekom AG..................................... 109,999   1,818,841

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               SHARES  VALUE>>
                                                               ------ ----------
GERMANY -- (Continued)
    Deutsche Wohnen SE........................................ 12,148 $  591,447
    Deutz AG.................................................. 15,073    137,017
*   Dialog Semiconductor P.L.C................................  9,794    169,994
    DIC Asset AG..............................................  8,853    100,997
    Diebold Nixdorf AG........................................    962     65,380
    DMG Mori AG...............................................  2,478    131,611
    Dr Hoenle AG..............................................    323     32,943
    Draegerwerk AG & Co. KGaA.................................    245     14,926
    Duerr AG..................................................  6,682    293,348
    Eckert & Ziegler AG.......................................    413     20,004
    EDAG Engineering Group AG.................................    606     12,402
    ElringKlinger AG..........................................  2,943     37,353
    Evonik Industries AG......................................  7,854    290,649
    Ferratum Oyj..............................................    315      6,535
    Fielmann AG...............................................  1,754    123,141
    First Sensor AG...........................................    411     11,107
    Fraport AG Frankfurt Airport Services Worldwide...........  2,607    260,249
    Freenet AG................................................ 11,211    321,288
    Fresenius Medical Care AG & Co. KGaA, ADR.................  6,891    335,040
    Fresenius Medical Care AG & Co. KGaA...................... 12,908  1,259,229
    Fresenius SE & Co. KGaA................................... 19,690  1,517,872
    Fuchs Petrolub SE.........................................  5,119    269,523
    GEA Group AG.............................................. 10,469    409,178
*   Gerry Weber International AG..............................  3,580     24,207
    Gesco AG..................................................    633     22,615
    GFT Technologies SE.......................................  3,422     54,542
    Grammer AG................................................  1,702    118,620
    Grand City Properties SA.................................. 12,880    334,506
    GRENKE AG.................................................    848     93,730
    H&R GmbH & Co. KGaA.......................................  1,557     20,880
    Hamburger Hafen und Logistik AG...........................  2,202     50,792
    Hannover Rueck SE.........................................  1,287    171,666
*   Heidelberger Druckmaschinen AG............................ 39,527    113,506
    Hella GmbH & Co KGaA......................................  4,546    267,812
    Henkel AG & Co. KGaA......................................  3,103    332,744
    Hochtief AG...............................................    983    176,760
*   HolidayCheck Group AG.....................................  3,765     16,682
    Hornbach Baumarkt AG......................................  1,445     42,836
    Hornbach Holding AG & Co. KGaA............................    249     17,328
    Hugo Boss AG..............................................  8,950    807,035
    Indus Holding AG..........................................  2,903    182,197
    Infineon Technologies AG.................................. 11,388    301,586
*   Innogy SE................................................. 23,624  1,015,644
    Isra Vision AG............................................  1,235     76,002
    Jenoptik AG...............................................  4,794    192,853
    K+S AG.................................................... 28,297    748,141
    KION Group AG............................................. 10,636    729,937
    Kloeckner & Co. SE........................................ 14,336    157,918
    Koenig & Bauer AG.........................................  1,638    127,331
    Krones AG.................................................  1,684    208,320
    KWS Saat SE...............................................    224     88,328
    Lanxess AG................................................  6,532    536,735
    LEG Immobilien AG.........................................  6,751    759,325
    Leifheit AG...............................................    566     13,551
    Leoni AG..................................................  4,140    211,188
*   LPKF Laser & Electronics AG...............................  1,858     16,059
    MAN SE....................................................  2,281    256,063
*   Manz AG...................................................    207      8,642
    Merck KGaA................................................  3,946    405,633

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES  VALUE>>
                                                            ------ ----------
GERMANY -- (Continued)
    METRO AG............................................... 29,679 $  366,514
    MLP SE.................................................  7,307     47,691
    MTU Aero Engines AG....................................  7,660  1,624,365
    Muenchener Rueckversicherungs-Gesellschaft AG in
      Muenchen.............................................  8,866  1,964,662
    Nemetschek SE..........................................  2,190    304,323
    Nexus AG...............................................    714     22,129
*   Nordex SE..............................................  9,467    106,326
    Norma Group SE.........................................  5,218    330,842
    OHB SE.................................................    906     31,523
    OSRAM Licht AG.........................................  4,737    211,513
    Paragon GmbH & Co. KGaA................................    163      8,740
    Patrizia Immobilien AG.................................  4,308     97,180
    Pfeiffer Vacuum Technology AG..........................    943    154,737
    PNE AG.................................................  7,350     21,670
    ProSiebenSat.1 Media SE................................ 62,253  1,680,198
    Puma SE................................................     82     41,159
    Puma SE................................................    296    148,489
#*  QIAGEN NV..............................................  2,224     80,338
*   QIAGEN NV.............................................. 11,715    424,741
    QSC AG................................................. 15,912     27,573
*   R Stahl AG.............................................    392     12,361
    Rational AG............................................    415    284,241
    Rheinmetall AG.........................................  4,774    576,944
    RHOEN-KLINIKUM AG......................................  1,767     51,905
    RIB Software SE........................................  2,262     50,225
*   Rocket Internet SE.....................................  9,981    346,972
    RTL Group SA...........................................  6,145    458,084
    S&T AG.................................................  2,133     60,636
    SAF-Holland SA.........................................  3,010     50,068
    Salzgitter AG..........................................  1,638     81,008
    SAP SE, Sponsored ADR.................................. 14,797  1,717,044
    SAP SE.................................................  8,509    990,328
*   Schaltbau Holding AG...................................    458     14,136
    Schloss Wachenheim AG..................................    779     17,626
    Scout24 AG............................................. 10,406    541,403
    Secunet Security Networks AG...........................    212     29,788
    SHW AG.................................................    515     19,178
    Siemens AG............................................. 18,615  2,627,302
    Sixt Leasing SE........................................  2,338     46,649
    Sixt SE................................................  2,403    311,225
    SMA Solar Technology AG................................    983     41,540
    Software AG............................................  4,198    198,159
    Stabilus SA............................................  1,881    160,116
    STRATEC Biomedical AG..................................    517     43,589
    Stroeer SE & Co. KGaA..................................  7,455    457,755
*   SUESS MicroTec SE......................................  1,680     28,279
    Symrise AG............................................. 21,445  1,938,387
    TAG Immobilien AG...................................... 16,773    379,155
    Takkt AG...............................................  3,790     71,450
*   Talanx AG..............................................  4,883    186,857
    Technotrans SE.........................................    573     27,093
*   Tele Columbus AG.......................................    755      4,673
    Telefonica Deutschland Holding AG...................... 38,795    169,903
    Thyssenkrupp AG........................................  8,968    238,665
    TLG Immobilien AG...................................... 16,877    441,166
*   Tom Tailor Holding SE..................................  4,194     31,317
    Uniper SE.............................................. 10,469    326,883
    United Internet AG..................................... 12,943    696,223
    VERBIO Vereinigte BioEnergie AG........................  3,351     24,262

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES    VALUE>>
                                                             ------- -----------
GERMANY -- (Continued)
    Vonovia SE..............................................  28,733 $ 1,390,609
    Vossloh AG..............................................     987      51,107
    VTG AG..................................................     871      56,741
    Wacker Chemie AG........................................   1,909     277,564
    Wacker Neuson SE........................................   2,754      71,126
    Washtec AG..............................................   1,399     122,166
    Wirecard AG.............................................   4,756     889,724
    Wuestenrot & Wuerttembergische AG.......................   3,204      69,920
    XING SE.................................................     292      95,091
*   Zalando SE..............................................   3,141     180,201
    Zeal Network SE.........................................     920      26,044
                                                                     -----------
TOTAL GERMANY...............................................          73,528,000
                                                                     -----------
HONG KONG -- (2.1%)
    Aeon Credit Service Asia Co., Ltd.......................  28,000      23,723
    AIA Group, Ltd.......................................... 527,000   4,613,122
    Allied Properties HK, Ltd............................... 150,000      34,597
#   Alltronics Holdings, Ltd................................  32,000       8,121
    APT Satellite Holdings, Ltd.............................  29,250      11,139
    Asia Satellite Telecommunications Holdings, Ltd.........   3,000       1,835
#   Asia Standard International Group, Ltd..................  80,000      18,971
    Asiasec Properties, Ltd.................................  38,000      18,950
    ASM Pacific Technology, Ltd.............................  41,700     501,804
#   Associated International Hotels, Ltd....................   4,000      12,139
    Bank of East Asia, Ltd. (The)...........................  27,983     111,365
    BOC Aviation, Ltd.......................................  15,300      96,370
    BOC Hong Kong Holdings, Ltd............................. 139,000     674,631
    BOE Varitronix, Ltd.....................................  23,000       9,130
#   Bright Smart Securities & Commodities Group, Ltd........  72,000      19,023
*   Brightoil Petroleum Holdings, Ltd....................... 229,000      16,411
    Cathay Pacific Airways, Ltd.............................  45,000      69,558
    Century City International Holdings, Ltd................ 232,000      21,314
    China Goldjoy Group, Ltd................................ 220,000      13,490
    China Motor Bus Co., Ltd................................   1,000      12,514
#*  China Strategic Holdings, Ltd........................... 665,000       6,536
    Chinese Estates Holdings, Ltd...........................  41,500      55,108
    Chong Hing Bank, Ltd....................................   6,000      11,149
    Chow Sang Sang Holdings International, Ltd..............  24,000      42,160
    Chow Tai Fook Jewellery Group, Ltd......................  54,000      53,445
    Chuang's Consortium International, Ltd..................  92,000      19,591
    CITIC Telecom International Holdings, Ltd............... 159,000      45,042
    CK Asset Holdings, Ltd..................................  84,000     643,312
    CK Hutchison Holdings, Ltd..............................  66,204     720,610
    CK Life Sciences Intl Holdings, Inc..................... 286,000      19,352
    CNQC International Holdings, Ltd........................  37,500      10,094
#   Convenience Retail Asia, Ltd............................  66,000      29,222
*   Convoy Global Holdings, Ltd............................. 528,000       4,211
#   Cowell e Holdings, Inc..................................  52,000      10,967
    Cross-Harbour Holdings, Ltd. (The)......................   9,000      15,142
#   CSI Properties, Ltd..................................... 600,000      33,638
    CW Group Holdings, Ltd..................................  85,500       2,516
    Dah Sing Banking Group, Ltd.............................  38,400      81,570
    Dah Sing Financial Holdings, Ltd........................  21,200     134,549
    Dickson Concepts International, Ltd.....................   6,500       2,785
    Eagle Nice International Holdings, Ltd..................  24,000      11,269
    Emperor Capital Group, Ltd.............................. 240,000      14,562
    Emperor Entertainment Hotel, Ltd........................  65,000      14,257
    Emperor International Holdings, Ltd..................... 174,000      49,907
    Emperor Watch & Jewellery, Ltd.......................... 350,000      19,692

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE>>
                                                             --------- --------
HONG KONG -- (Continued)
#   Enerchina Holdings, Ltd.................................   288,000 $ 15,997
#*  Esprit Holdings, Ltd....................................   321,200   86,913
    Fairwood Holdings, Ltd..................................     4,500   17,151
    Far East Consortium International, Ltd..................   136,000   76,285
#*  FIH Mobile, Ltd.........................................   501,000   76,111
*   First Shanghai Investments, Ltd.........................   112,000    7,756
    Fountain SET Holdings, Ltd..............................   100,000   15,047
*   Freeman FinTech Corp., Ltd..............................   240,000    3,161
#   Genting Hong Kong, Ltd..................................    96,000   15,910
    Get Nice Holdings, Ltd..................................   552,000   19,376
    Giordano International, Ltd.............................   170,000   96,560
*   Global Brands Group Holding, Ltd........................   823,360   46,830
    Glorious Sun Enterprises, Ltd...........................    21,000    2,170
#*  Gold-Finance Holdings, Ltd..............................    44,000   13,283
    Goodbaby International Holdings, Ltd....................    41,000   21,494
    Great Eagle Holdings, Ltd...............................    11,000   53,996
*   G-Resources Group, Ltd.................................. 1,842,000   21,619
    Guoco Group, Ltd........................................     4,000   65,994
#   Guotai Junan International Holdings, Ltd................   253,000   59,162
    Haitong International Securities Group, Ltd.............   138,160   62,438
    Hang Seng Bank, Ltd.....................................    23,800  648,603
    Hanison Construction Holdings, Ltd......................    17,806    3,087
    Harbour Centre Development, Ltd.........................     9,000   17,271
    Henderson Land Development Co., Ltd.....................    48,400  270,340
    HKBN, Ltd...............................................   116,500  180,507
    HKR International, Ltd..................................    76,000   47,222
    HKT Trust & HKT, Ltd....................................   347,000  464,677
    Hon Kwok Land Investment Co., Ltd.......................    26,000   14,416
    Hong Kong Aircraft Engineering Co., Ltd.................     2,800   24,723
    Hong Kong Exchanges & Clearing, Ltd.....................    17,844  528,816
    Hong Kong International Construction Investment
      Management Group Co., Ltd.............................    70,000   16,348
*   Hong Kong Television Network, Ltd.......................    38,000   13,461
    Hongkong & Shanghai Hotels, Ltd. (The)..................    38,500   54,022
    Hongkong Chinese, Ltd...................................    58,000    9,257
*   Hsin Chong Group Holdings, Ltd..........................   110,000      919
#   Hutchison Telecommunications Hong Kong Holdings, Ltd....   176,000   63,002
    Hysan Development Co., Ltd..............................    63,000  345,410
*   I-CABLE Communications, Ltd.............................    80,392    1,333
    IGG, Inc................................................    87,000  112,742
    IT, Ltd.................................................    44,000   28,975
    ITC Properties Group, Ltd...............................    47,000   14,606
    Johnson Electric Holdings, Ltd..........................    51,500  152,651
    Karrie International Holdings, Ltd......................    74,000   10,676
    Kerry Logistics Network, Ltd............................    32,000   41,912
    Kerry Properties, Ltd...................................    78,500  398,212
#   Kingston Financial Group, Ltd...........................   380,000   93,569
    Kowloon Development Co., Ltd............................    33,000   38,460
    Lai Sun Development Co., Ltd............................    30,600   52,499
    Lai Sun Garment International, Ltd......................     6,000    8,790
*   Landing International Development, Ltd..................    44,400   44,044
    Landsea Green Group Co., Ltd............................    96,000   11,497
    Langham Hospitality Investments and Langham Hospitality
      Investments, Ltd......................................    26,000   10,707
    Li & Fung, Ltd.......................................... 1,061,360  359,919
    Lifestyle International Holdings, Ltd...................    36,500   72,664
    Liu Chong Hing Investment, Ltd..........................    14,000   22,139
    L'Occitane International SA.............................    28,000   48,896
    Luk Fook Holdings International, Ltd....................    37,000  131,639
    Lung Kee Bermuda Holdings...............................    18,000    8,811

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE>>
                                                              ------- ----------
HONG KONG -- (Continued)
#   Man Wah Holdings, Ltd.................................... 151,600 $  111,808
*   Mason Group Holdings, Ltd................................ 560,000     10,763
*   Master Glory Group, Ltd.................................. 260,000      1,387
    Melco International Development, Ltd..................... 106,000    301,512
    Melco Resorts & Entertainment, Ltd., ADR.................   1,858     48,048
    MGM China Holdings, Ltd..................................  65,600    141,484
    Microport Scientific Corp................................  27,000     31,204
    Midland Holdings, Ltd....................................  18,000      4,945
*   Midland IC&I, Ltd........................................   9,000        351
    Miramar Hotel & Investment...............................  11,000     20,978
    Modern Dental Group, Ltd.................................  47,000     11,207
    MTR Corp., Ltd...........................................  25,000    140,320
    NagaCorp., Ltd........................................... 330,000    370,820
    Nameson Holdings, Ltd....................................  26,000      4,445
*   NEW Concepts Holdings, Ltd...............................  12,000      5,336
    New World Development Co., Ltd........................... 126,000    179,664
*   NewOcean Energy Holdings, Ltd............................ 272,000     67,337
#   NWS Holdings, Ltd........................................  72,242    130,579
#   OP Financial, Ltd........................................  80,000     30,645
    Oriental Watch Holdings..................................  44,000     13,557
    Pacific Textiles Holdings, Ltd...........................  92,000     77,191
    Paliburg Holdings, Ltd...................................  52,000     21,287
    PC Partner Group, Ltd....................................  30,000     25,162
    PCCW, Ltd................................................ 533,000    311,258
    Pico Far East Holdings, Ltd..............................  70,000     28,996
    Playmates Holdings, Ltd..................................  90,000     11,824
    Power Assets Holdings, Ltd...............................  72,500    512,920
    Prada SpA................................................  23,700    112,930
    Public Financial Holdings, Ltd...........................  50,000     21,001
*   Realord Group Holdings, Ltd..............................  10,000      5,886
    Regal Hotels International Holdings, Ltd.................  12,000      6,867
#   Regina Miracle International Holdings, Ltd...............  43,000     33,950
    Sa Sa International Holdings, Ltd........................ 105,000     56,050
    Samsonite International SA............................... 113,400    428,578
#   SEA Holdings, Ltd........................................  13,170     18,840
    Singamas Container Holdings, Ltd......................... 204,000     26,052
    Sitoy Group Holdings, Ltd................................  15,000      4,343
    SJM Holdings, Ltd........................................ 122,000    148,568
#   SmarTone Telecommunications Holdings, Ltd................  47,500     49,146
#*  Solartech International Holdings, Ltd.................... 180,000     24,530
#   Soundwill Holdings, Ltd..................................   4,500      7,179
    Stella International Holdings, Ltd.......................  24,000     27,210
#*  Summit Ascent Holdings, Ltd..............................  60,000      6,126
    Sun Hung Kai & Co., Ltd..................................  50,000     29,222
    Sun Hung Kai Properties, Ltd.............................  80,707  1,265,707
    SUNeVision Holdings, Ltd.................................  15,000     10,720
    Swire Properties, Ltd....................................  33,600    132,328
    TAI Cheung Holdings, Ltd.................................  16,000     17,261
    Tao Heung Holdings, Ltd..................................  83,000     14,389
    Techtronic Industries Co., Ltd...........................  94,000    524,231
#   Television Broadcasts, Ltd...............................  32,100     99,656
#   Texwinca Holdings, Ltd...................................  78,000     34,339
#*  TOM Group, Ltd........................................... 136,000     39,202
    Tradelink Electronic Commerce, Ltd.......................  62,000      9,572
    Transport International Holdings, Ltd....................  16,400     47,443
*   Trinity, Ltd.............................................  12,000        952
#   United Laboratories International Holdings, Ltd. (The)...  74,000     70,567
*   Value Convergence Holdings, Ltd..........................  44,000      6,163
#   Value Partners Group, Ltd................................ 118,000     92,158

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES    VALUE>>
                                                             ------- -----------
HONG KONG -- (Continued)
*   Victory City International Holdings, Ltd................  41,042 $       665
    Vitasoy International Holdings, Ltd.....................  82,000     292,179
    VPower Group International Holdings, Ltd................  28,000      12,899
    VSTECS Holdings, Ltd....................................  74,400      40,382
    VTech Holdings, Ltd.....................................  13,000     145,702
    Wang On Group, Ltd...................................... 720,000      10,475
#*  We Solutions, Ltd.......................................  84,000       9,969
    Wharf Holdings, Ltd. (The)..............................  95,000     314,511
    Wharf Real Estate Investment Co., Ltd...................  29,000     211,256
    Wheelock & Co., Ltd.....................................  71,000     504,056
                                                                     -----------
TOTAL HONG KONG.............................................          21,011,256
                                                                     -----------
IRELAND -- (0.5%)
    AIB Group P.L.C.........................................  34,415     197,231
    Bank of Ireland Group P.L.C.............................  80,973     694,941
    C&C Group P.L.C.........................................  28,662     115,180
    C&C Group P.L.C.........................................   1,711       6,917
    CRH P.L.C...............................................     621      21,240
    CRH P.L.C., Sponsored ADR...............................  11,045     378,733
*   Datalex P.L.C...........................................   3,175       9,378
    FBD Holdings P.L.C......................................   1,875      22,733
    Glanbia P.L.C...........................................  14,087     231,739
*   Kenmare Resources P.L.C.................................       5          14
    Kerry Group P.L.C., Class A.............................   4,912     521,618
    Kingspan Group P.L.C....................................  21,061     978,036
    Paddy Power Betfair P.L.C...............................   7,727     842,722
    Paddy Power Betfair P.L.C...............................     284      30,928
    Smurfit Kappa Group P.L.C...............................  32,904   1,352,033
                                                                     -----------
TOTAL IRELAND...............................................           5,403,443
                                                                     -----------
ISRAEL -- (0.5%)
*   ADO Group, Ltd..........................................   1,114      22,830
*   Africa Israel Properties, Ltd...........................     860      19,039
*   Airport City, Ltd.......................................   7,280      82,726
    Albaad Massuot Yitzhak, Ltd.............................     659       7,679
    Alony Hetz Properties & Investments, Ltd................   4,441      43,647
    Alrov Properties and Lodgings, Ltd......................     593      18,301
    Amot Investments, Ltd...................................  10,828      54,615
#   Arad, Ltd...............................................   1,164      11,133
*   Arko Holdings, Ltd......................................  28,181      14,208
    Azrieli Group, Ltd......................................   1,989      95,266
    Bank Leumi Le-Israel BM.................................  82,436     516,650
    Bayside Land Corp.......................................      67      29,499
    Bezeq The Israeli Telecommunication Corp., Ltd.......... 111,657     118,294
    Big Shopping Centers, Ltd...............................     450      29,055
    Blue Square Real Estate, Ltd............................     276       9,624
*   Brack Capital Properties NV.............................     126      13,983
*   Cellcom Israel, Ltd.....................................   7,235      41,359
*   Clal Insurance Enterprises Holdings, Ltd................   2,798      45,751
*   Compugen, Ltd...........................................   1,357       4,317
    Delek Automotive Systems, Ltd...........................   4,240      22,412
    Delek Group, Ltd........................................     468      66,621
    Delta-Galil Industries, Ltd.............................   1,210      34,972
    Dexia Israel Bank, Ltd..................................     101      16,074
    Direct Insurance Financial Investments, Ltd.............   1,839      20,673
    Elbit Systems, Ltd......................................     747      89,688
    Elbit Systems, Ltd......................................     624      75,080
    Electra Consumer Products 1970, Ltd.....................     508       5,050

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE>>
                                                              ------- ----------
ISRAEL -- (Continued)
    Electra, Ltd.............................................     199 $   45,946
*   Evogene, Ltd.............................................   1,229      3,543
    First International Bank Of Israel, Ltd..................   5,867    126,233
    FMS Enterprises Migun, Ltd...............................     305      8,434
    Formula Systems 1985, Ltd................................     947     33,568
    Fox Wizel, Ltd...........................................     800     16,563
    Frutarom Industries, Ltd.................................   3,334    336,997
*   Gilat Satellite Networks, Ltd............................   1,309     11,091
    Hamlet Israel-Canada, Ltd................................     723     17,522
    Harel Insurance Investments & Financial Services, Ltd....  13,569    104,307
    Hilan, Ltd...............................................     555     12,421
    IDI Insurance Co., Ltd...................................     731     44,318
*   Industrial Buildings Corp., Ltd..........................  10,136     12,842
    Inrom Construction Industries, Ltd.......................   3,619     13,205
    Israel Chemicals, Ltd....................................  34,718    166,206
*   Jerusalem Oil Exploration................................   1,349     68,053
    Kerur Holdings, Ltd......................................     668     17,508
    Matrix IT, Ltd...........................................   3,710     38,978
    Maytronics, Ltd..........................................   5,335     27,398
#*  Mazor Robotics, Ltd., Sponsored ADR......................     992     62,119
    Mediterranean Towers, Ltd................................   7,618     12,956
    Mega Or Holdings, Ltd....................................   1,064     11,628
    Melisron, Ltd............................................   2,595    101,991
    Menora Mivtachim Holdings, Ltd...........................   3,350     36,147
*   Migdal Insurance & Financial Holding, Ltd................  44,498     43,633
    Mivtach Shamir Holdings, Ltd.............................     525      9,517
    Mizrahi Tefahot Bank, Ltd................................     833     16,199
    Nawi Brothers, Ltd.......................................   2,032     10,455
    Neto ME Holdings, Ltd....................................     139     11,057
*   Nice, Ltd................................................   1,194    130,353
#*  Nice, Ltd., Sponsored ADR................................   2,026    221,644
*   Nova Measuring Instruments, Ltd..........................   2,946     82,770
*   NR Spuntech Industries, Ltd..............................   3,315     10,473
    Oil Refineries, Ltd...................................... 209,891     96,679
*   Partner Communications Co., Ltd..........................  10,633     40,926
    Paz Oil Co., Ltd.........................................     853    121,752
    Phoenix Holdings, Ltd. (The).............................  11,414     61,064
    Plasson Industries, Ltd..................................     227      9,618
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd......     546     25,854
    Scope Metals Group, Ltd..................................     502     12,725
    Shapir Engineering and Industry, Ltd.....................   9,380     27,195
    Shikun & Binui, Ltd......................................  24,323     45,104
    Shufersal, Ltd...........................................  11,821     71,411
*   SodaStream International, Ltd............................     835     71,953
    Summit Real Estate Holdings, Ltd.........................   1,386     11,823
    Teva Pharmaceutical Industries, Ltd., Sponsored ADR......  18,966    454,046
*   Union Bank of Israel.....................................   2,519     10,377
                                                                      ----------
TOTAL ISRAEL.................................................          4,435,148
                                                                      ----------
ITALY -- (2.7%)
    ACEA SpA.................................................   7,347    116,123
    Amplifon SpA.............................................   8,686    193,717
    Anima Holding SpA........................................  26,948    144,445
*   Ansaldo STS SpA..........................................  12,460    183,616
    Aquafil SpA..............................................     688     10,420
*   Arnoldo Mondadori Editore SpA............................  17,537     29,829
    Ascopiave SpA............................................   6,766     25,143
    Assicurazioni Generali SpA............................... 103,025  1,826,945
#*  Astaldi SpA..............................................   6,533     14,688

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE>>
                                                              ------- ----------
ITALY -- (Continued)
    Atlantia SpA.............................................  29,824 $  883,407
    Autogrill SpA............................................   9,351    102,076
    Avio SpA.................................................   1,274     21,099
#   Azimut Holding SpA.......................................  18,726    313,798
    Banca Farmafactoring SpA.................................   9,001     56,159
    Banca Generali SpA.......................................   6,381    171,764
    Banca IFIS SpA...........................................   3,287    102,806
    Banca Mediolanum SpA.....................................  23,745    170,258
#*  Banca Monte dei Paschi di Siena SpA......................     519      1,611
    Banca Popolare di Sondrio SCPA...........................  46,172    199,679
    Banca Sistema SpA........................................   7,802     19,120
#*  Banco BPM SpA............................................ 282,607    895,691
    Banco di Desio e della Brianza SpA.......................   2,917      7,472
    BasicNet SpA.............................................   3,053     14,595
#   BE.......................................................   8,991      9,628
    Biesse SpA...............................................   1,260     51,850
#   BPER Banca...............................................  87,972    489,749
    Brunello Cucinelli SpA...................................   3,945    163,775
    Cairo Communication SpA..................................  11,491     43,519
#   Carraro SpA..............................................   4,563     15,635
    Cembre SpA...............................................     378     11,060
    Cerved Group SpA.........................................  17,098    196,428
    CIR-Compagnie Industriali Riunite SpA....................  42,126     51,078
    CNH Industrial NV........................................ 117,575  1,380,274
    Credito Emiliano SpA.....................................  12,564     93,033
    Danieli & C Officine Meccaniche SpA......................   1,273     31,242
    Davide Campari-Milano SpA................................  42,820    360,698
    De' Longhi SpA...........................................   5,473    160,799
    DeA Capital SpA..........................................  16,227     24,450
    DiaSorin SpA.............................................   2,218    237,951
    Ei Towers SpA............................................   1,764    117,459
    El.En. SpA...............................................     545     17,981
    Enav SpA.................................................  17,659     90,954
    Esprinet SpA.............................................   1,834      8,285
    Falck Renewables SpA.....................................  27,062     71,354
    Ferrari NV...............................................   6,840    907,773
#   Ferrari NV...............................................     883    117,103
*   Fiat Chrysler Automobiles NV.............................  96,269  1,641,504
*   Fiat Chrysler Automobiles NV.............................  12,405    210,637
    Fila SpA.................................................   1,463     31,903
*   Fincantieri SpA..........................................  63,031     94,856
    FinecoBank Banca Fineco SpA..............................  34,671    406,567
    FNM SpA..................................................  13,074      9,161
#*  GEDI Gruppo Editoriale SpA...............................  14,144      5,594
#   Geox SpA.................................................   8,302     22,052
#   Gruppo MutuiOnline SpA...................................   1,542     24,751
    Hera SpA................................................. 119,688    396,951
#*  IMMSI SpA................................................  13,995      8,758
    Industria Macchine Automatiche SpA.......................   3,124    262,329
    Infrastrutture Wireless Italiane SpA.....................   7,680     62,812
*   Intek Group SpA..........................................   9,436      3,974
    Interpump Group SpA......................................   6,736    211,746
    Intesa Sanpaolo SpA...................................... 601,267  1,842,664
    Iren SpA.................................................  31,697     89,619
    Italgas SpA..............................................  59,747    343,660
    Italmobiliare SpA........................................     721     17,237
*   Juventus Football Club SpA...............................  57,536     58,599
    La Doria SpA.............................................   1,145     14,034
    Leonardo SpA.............................................  41,109    491,132

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                           --------- -----------
ITALY -- (Continued)
    Luxottica Group SpA...................................     9,603 $   649,278
    Maire Tecnimont SpA...................................    18,810      97,340
    MARR SpA..............................................     4,243     114,356
    Massimo Zanetti Beverage Group SpA....................     1,174       9,619
#*  Mediaset SpA..........................................   106,584     360,859
    Mediobanca Banca di Credito Finanziario SpA...........    80,609     834,678
    Moncler SpA...........................................    29,232   1,288,360
#*  Mondo TV SpA..........................................     3,025      15,582
#*  Openjobmetis SpA agenzia per il lavoro................     1,095      12,678
    OVS SpA...............................................    18,316      59,877
    Parmalat SpA..........................................    19,985      69,084
    Piaggio & C SpA.......................................     7,738      20,396
    Poste Italiane SpA....................................    29,995     279,057
    Prima Industrie SpA...................................       680      28,872
    Prysmian SpA..........................................    12,163     310,698
    RAI Way SpA...........................................     6,938      39,404
    Recordati SpA.........................................     8,239     307,052
    Reply SpA.............................................     2,570     173,590
#   Retelit SpA...........................................    14,510      27,278
*   Rizzoli Corriere Della Sera Mediagroup SpA............    13,608      17,021
    Sabaf SpA.............................................       200       3,786
    SAES Getters SpA......................................       856      21,349
#*  Safilo Group SpA......................................     6,117      31,462
#*  Saipem SpA............................................   128,449     670,917
#   Salini Impregilo SpA..................................    12,528      33,032
    Salvatore Ferragamo SpA...............................     7,937     183,254
    Saras SpA.............................................    23,592      56,484
    Sesa SpA..............................................       840      29,598
    Snam SpA..............................................   113,284     486,505
    Societa Cattolica di Assicurazioni SC.................    40,307     369,801
    Societa Iniziative Autostradali e Servizi SpA.........     8,800     155,871
    SOL SpA...............................................     1,421      18,016
#   Tamburi Investment Partners SpA.......................     4,427      32,570
    Technogym SpA.........................................    10,631     115,744
*   Telecom Italia SpA.................................... 1,507,460   1,159,497
*   Telecom Italia SpA, Sponsored ADR.....................     6,420      48,920
#   Tenaris SA............................................     4,330      79,324
    Terna Rete Elettrica Nazionale SpA....................    73,927     414,112
#*  Tiscali SpA...........................................   417,308      11,670
#   Tod's SpA.............................................     1,324      84,287
#*  TREVI - Finanziaria Industriale SpA...................    22,039       8,880
    UniCredit SpA.........................................    12,199     215,392
    Unieuro SpA...........................................     1,671      22,314
    Unione di Banche Italiane SpA.........................   103,038     425,144
#   Unipol Gruppo SpA.....................................    96,925     402,609
#   UnipolSai Assicurazioni SpA...........................    71,543     162,608
    Vittoria Assicurazioni SpA............................     3,164      51,595
                                                                     -----------
TOTAL ITALY...............................................            26,416,899
                                                                     -----------
JAPAN -- (23.2%)
    77 Bank, Ltd. (The)...................................     4,800     115,605
    A&D Co., Ltd..........................................     1,000       9,384
    ABC-Mart, Inc.........................................     3,100     167,981
    Abist Co., Ltd........................................       500      20,749
#*  Access Co., Ltd.......................................     2,700      25,161
    Achilles Corp.........................................     2,600      54,310
#   Acom Co., Ltd.........................................    10,100      40,279
    Adastria Co., Ltd.....................................     4,200      53,139
    ADEKA Corp............................................    16,800     284,354

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES VALUE>>
                                                                 ------ --------
JAPAN -- (Continued)
    Advan Co., Ltd..............................................  2,000 $ 18,454
    Advantest Corp..............................................  7,700  182,506
    Adventure, Inc..............................................    300   22,456
    Aeon Co., Ltd............................................... 45,799  930,579
    Aeon Delight Co., Ltd.......................................  2,100   76,863
    Aeon Fantasy Co., Ltd.......................................    500   22,182
    AEON Financial Service Co., Ltd............................. 11,400  235,380
    Aeon Hokkaido Corp..........................................  2,000   14,405
#   Aeria, Inc..................................................  1,500   18,594
    Ahresty Corp................................................  1,800   15,814
    Ai Holdings Corp............................................  2,100   46,596
    Aica Kogyo Co., Ltd.........................................  4,400  162,507
    Aichi Bank, Ltd. (The)......................................    600   28,163
    Aichi Corp..................................................  7,600   43,452
    Aichi Steel Corp............................................  2,000   76,885
    Aichi Tokei Denki Co., Ltd..................................    300   12,013
    Aida Engineering, Ltd....................................... 11,300  108,363
*   Aiful Corp.................................................. 22,400   71,612
    Ain Holdings, Inc...........................................  4,300  319,499
    Aiphone Co., Ltd............................................  1,300   20,483
    Air Water, Inc.............................................. 20,400  372,918
    Airport Facilities Co., Ltd.................................  2,400   13,344
    Aisan Industry Co., Ltd.....................................  3,900   35,580
    Aisin Seiki Co., Ltd........................................  9,100  424,442
    AIT Corp....................................................  2,200   21,612
    Aizawa Securities Co., Ltd..................................  3,900   25,968
    Ajis Co., Ltd...............................................    400   12,448
    Akatsuki, Inc...............................................    800   30,408
#*  Akebono Brake Industry Co., Ltd............................. 12,700   31,514
    Akita Bank, Ltd. (The)......................................  1,400   37,749
    Albis Co., Ltd..............................................    800   22,488
    Alconix Corp................................................  2,300   35,485
    Alfresa Holdings Corp....................................... 11,300  270,533
    Alinco, Inc.................................................  1,000    9,770
    Alpen Co., Ltd..............................................  3,100   66,984
    Alpha Corp..................................................    800   11,047
    Alpha Systems, Inc..........................................    700   14,446
    Alpine Electronics, Inc.....................................  4,300   95,918
    Alps Electric Co., Ltd...................................... 23,400  675,056
    Alps Logistics Co., Ltd.....................................  1,600   12,205
    Altech Corp.................................................  1,000   21,154
    Amada Holdings Co., Ltd..................................... 41,700  419,291
    Amano Corp..................................................  5,200  106,972
    Amiyaki Tei Co., Ltd........................................    400   15,955
    Amuse, Inc..................................................  1,000   28,697
    Anest Iwata Corp............................................  2,900   28,873
    Anicom Holdings, Inc........................................  1,700   71,864
    AOI Electronic Co., Ltd.....................................    400   13,246
    AOKI Holdings, Inc..........................................  3,500   50,171
    Aomori Bank, Ltd. (The).....................................  1,200   36,778
    Aoyama Trading Co., Ltd.....................................  7,400  244,735
    Aozora Bank, Ltd............................................  2,200   82,211
#   Apaman Co., Ltd.............................................  1,700   16,533
    Arakawa Chemical Industries, Ltd............................  1,400   23,497
    Arata Corp..................................................  1,000   53,951
    Arcland Sakamoto Co., Ltd...................................  3,300   46,205
    Arcland Service Holdings Co., Ltd...........................  1,000   18,885
    Arcs Co., Ltd...............................................  3,823   95,719
#*  Ardepro Co., Ltd............................................ 20,400    8,598

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               SHARES  VALUE>>
                                                               ------ ----------
JAPAN -- (Continued)
    Argo Graphics, Inc........................................    800 $   31,278
    Ariake Japan Co., Ltd.....................................    700     60,067
    Arisawa Manufacturing Co., Ltd............................  1,400     14,875
    Artnature, Inc............................................  2,500     17,515
    Asahi Co., Ltd............................................  2,300     28,392
    Asahi Diamond Industrial Co., Ltd.........................  8,000     58,257
    Asahi Group Holdings, Ltd................................. 14,300    695,048
    Asahi Holdings, Inc.......................................  5,400    108,304
    Asahi Intecc Co., Ltd.....................................  9,000    344,316
    Asahi Kasei Corp.......................................... 74,400    994,500
    Asahi Kogyosha Co., Ltd...................................    400     12,283
    Asanuma Corp..............................................  9,000     32,242
    Ashimori Industry Co., Ltd................................    800     17,951
    Asia Pile Holdings Corp...................................  3,100     21,970
    Asics Corp................................................  9,200    149,713
    ASKA Pharmaceutical Co., Ltd..............................  4,000     46,596
    Astellas Pharma, Inc...................................... 80,200  1,308,133
#   Asukanet Co., Ltd.........................................    700      9,445
    Asunaro Aoki Construction Co., Ltd........................    500      4,457
    Ateam, Inc................................................  1,200     25,257
    Atom Corp.................................................  5,500     50,044
*   Atrae, Inc................................................    500     10,456
    Atsugi Co., Ltd...........................................  1,800     18,899
    Autobacs Seven Co., Ltd...................................  9,500    163,264
    Avex, Inc.................................................  3,800     52,166
    Awa Bank, Ltd. (The)...................................... 17,000    109,840
    Axial Retailing, Inc......................................  2,000     73,211
    Azbil Corp................................................  5,700    250,034
    Bandai Namco Holdings, Inc................................ 10,600    424,090
    Bando Chemical Industries, Ltd............................  3,500     38,499
    Bank of Iwate, Ltd. (The).................................  1,600     68,214
    Bank of Kochi, Ltd. (The).................................  1,000     10,568
    Bank of Kyoto, Ltd. (The).................................  3,400    164,724
#   Bank of Nagoya, Ltd. (The)................................  1,200     43,795
    Bank of Okinawa, Ltd. (The)...............................  2,880    113,632
    Bank of Saga, Ltd. (The)..................................  1,700     39,771
    Bank of the Ryukyus, Ltd..................................  1,800     28,549
    Baroque Japan, Ltd........................................  1,300     11,481
    BayCurrent Consulting, Inc................................    700     20,606
    Beenos, Inc...............................................  1,200     18,493
    Belc Co., Ltd.............................................  1,200     57,665
    Bell System24 Holdings, Inc...............................  4,400     77,791
    Belluna Co., Ltd..........................................  6,200     72,519
    Benefit One, Inc..........................................  4,200    120,735
    Benesse Holdings, Inc.....................................  7,300    265,951
*   Bengo4.com, Inc...........................................    800     20,663
#   Bic Camera, Inc........................................... 11,900    179,553
    Biofermin Pharmaceutical Co., Ltd.........................    500     12,799
    BML, Inc..................................................  2,500     62,609
    BP Castrol K.K............................................  1,200     17,457
*   BrainPad, Inc.............................................    600     23,917
    Broadleaf Co., Ltd........................................  5,500     33,310
    BRONCO BILLY Co., Ltd.....................................  1,000     31,669
    Brother Industries, Ltd................................... 23,400    477,339
    Bunka Shutter Co., Ltd.................................... 12,600    104,674
    C Uyemura & Co., Ltd......................................    400     30,057
    CAC Holdings Corp.........................................  1,300     12,553
    Can Do Co., Ltd...........................................  1,000     15,287
    Canon Electronics, Inc....................................  1,300     27,474

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES VALUE>>
                                                                 ------ --------
JAPAN -- (Continued)
    Canon Marketing Japan, Inc..................................  6,500 $136,388
    Canon, Inc., Sponsored ADR.................................. 14,250  461,557
    Canon, Inc.................................................. 16,300  528,843
    Capcom Co., Ltd.............................................  8,600  223,029
    Carlit Holdings Co., Ltd....................................  1,500   13,779
    Casio Computer Co., Ltd..................................... 21,200  346,872
    Cawachi, Ltd................................................  2,900   56,929
    Central Automotive Products, Ltd............................  1,000   16,326
    Central Japan Railway Co....................................  2,655  552,978
    Central Sports Co., Ltd.....................................    500   17,843
    Chiba Bank, Ltd. (The)...................................... 18,600  132,775
    Chiba Kogyo Bank, Ltd. (The)................................  8,900   40,099
    Chilled & Frozen Logistics Holdings Co., Ltd................  1,100   13,238
    CHIMNEY Co., Ltd............................................    600   15,659
    Chiyoda Co., Ltd............................................  1,200   24,910
#   Chiyoda Corp................................................ 13,200  105,682
    Chiyoda Integre Co., Ltd....................................  1,000   22,142
    Chofu Seisakusho Co., Ltd...................................  2,600   55,743
    Chubu Shiryo Co., Ltd.......................................  1,900   27,602
    Chudenko Corp...............................................  4,300  104,255
    Chuetsu Pulp & Paper Co., Ltd...............................    800   11,964
    Chugai Pharmaceutical Co., Ltd..............................  4,900  249,242
    Chugai Ro Co., Ltd..........................................  1,100   24,782
    Chugoku Bank, Ltd. (The).................................... 11,800  125,191
    Chugoku Marine Paints, Ltd.................................. 13,600  130,563
    Chukyo Bank, Ltd. (The).....................................    800   16,615
    Chuo Spring Co., Ltd........................................    100    3,504
    CI Takiron Corp.............................................  9,000   51,900
    Ci:z Holdings Co., Ltd......................................  3,900  173,057
    Citizen Watch Co., Ltd...................................... 21,700  142,933
    CKD Corp....................................................  6,000   92,060
#   Clarion Co., Ltd............................................ 16,000   42,415
    Cleanup Corp................................................  3,400   24,533
    CMIC Holdings Co., Ltd......................................  1,200   26,873
    Coca-Cola Bottlers Japan Holdings, Inc......................  5,300  191,107
    cocokara fine, Inc..........................................  1,800  105,639
    Coco's Japan Co., Ltd.......................................    700   14,660
    COLOPL, Inc.................................................  9,100   59,916
    Colowide Co., Ltd...........................................  4,200  106,296
    Computer Engineering & Consulting, Ltd......................  2,600   51,649
    COMSYS Holdings Corp........................................ 12,500  310,678
    Comture Corp................................................    900   29,210
    Concordia Financial Group, Ltd.............................. 32,610  175,332
    CONEXIO Corp................................................  2,800   55,855
    COOKPAD, Inc................................................  4,800   20,761
    Corona Corp.................................................  1,900   21,798
    Cosel Co., Ltd..............................................  2,200   26,057
    Cosmo Energy Holdings Co., Ltd.............................. 11,300  398,796
    Cosmos Pharmaceutical Corp..................................  1,000  220,462
    Cota Co., Ltd...............................................  1,100   14,239
    Create Medic Co., Ltd.......................................    200    2,494
#   Create Restaurants Holdings, Inc............................  1,900   22,844
    Create SD Holdings Co., Ltd.................................  3,400   84,564
    Credit Saison Co., Ltd......................................  9,600  149,870
    Creek & River Co., Ltd......................................  1,500   15,507
    Cresco, Ltd.................................................    400   11,883
    CTI Engineering Co., Ltd....................................  1,100   14,285
    CTS Co., Ltd................................................  3,200   31,228
#   CyberAgent, Inc............................................. 12,400  651,521

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               SHARES  VALUE>>
                                                               ------ ----------
JAPAN -- (Continued)
*   CYBERDYNE, Inc............................................  4,100 $   48,327
    D.A. Consortium Holdings, Inc.............................  4,200    101,554
    Dai Nippon Printing Co., Ltd..............................  7,600    166,049
    Dai Nippon Toryo Co., Ltd.................................  1,400     17,821
    Daibiru Corp..............................................  5,300     54,733
    Daicel Corp............................................... 34,800    383,408
    Dai-Dan Co., Ltd..........................................  3,400     81,027
    Daido Kogyo Co., Ltd......................................  1,000     10,567
    Daido Metal Co., Ltd......................................  3,000     31,144
    Daido Steel Co., Ltd......................................  4,500    222,236
    Daidoh, Ltd...............................................    400      1,547
    Daifuku Co., Ltd.......................................... 10,800    475,947
    Daihatsu Diesel Manufacturing Co., Ltd....................  2,400     15,927
    Daihen Corp............................................... 12,000     76,648
    Daiho Corp................................................ 11,000     65,732
    Daiichi Jitsugyo Co., Ltd.................................  1,200     38,297
#   Daiichi Kigenso Kagaku-Kogyo Co., Ltd.....................    900      9,622
    Dai-ichi Life Holdings, Inc............................... 45,900    866,660
    Daiichi Sankyo Co., Ltd...................................  9,400    389,888
    Dai-ichi Seiko Co., Ltd...................................  1,300     21,264
    Daiichikosho Co., Ltd.....................................  4,600    218,439
    Daiken Corp...............................................  2,400     53,716
#   Daiki Aluminium Industry Co., Ltd.........................  2,000     13,232
    Daikin Industries, Ltd....................................  9,200  1,099,675
    Daikoku Denki Co., Ltd....................................    800     12,663
    Daikokutenbussan Co., Ltd.................................    900     39,905
    Daikyo, Inc...............................................  3,300     66,163
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd....  2,800     89,048
#   Daio Paper Corp...........................................  6,800     93,722
    Daiseki Co., Ltd..........................................  2,000     54,883
    Daishi Bank, Ltd. (The)...................................  2,400    101,851
    Daisue Construction Co., Ltd..............................    900     10,400
    Daito Pharmaceutical Co., Ltd.............................  1,300     40,878
    Daito Trust Construction Co., Ltd.........................  7,200  1,206,486
    Daitron Co., Ltd..........................................  1,100     21,386
    Daiwa House Industry Co., Ltd............................. 32,600  1,188,776
    Daiwa Industries, Ltd.....................................  4,900     55,573
    Daiwa Securities Group, Inc............................... 47,500    277,043
    Daiwabo Holdings Co., Ltd.................................  2,200    113,908
    Daiyu Lic Holdings Co., Ltd...............................  1,400     15,187
    DCM Holdings Co., Ltd..................................... 16,100    144,205
    DeNA Co., Ltd............................................. 12,900    243,302
    Denka Co., Ltd............................................  4,800    165,427
    Denki Kogyo Co., Ltd......................................  1,500     40,994
    Denso Corp................................................  8,100    400,667
    Dentsu, Inc............................................... 18,600    781,027
    Denyo Co., Ltd............................................  2,000     30,432
    Descente, Ltd.............................................  4,100     77,970
    Dexerials Corp............................................  5,400     53,514
    DIC Corp.................................................. 17,800    581,240
    Digital Arts, Inc.........................................  1,300     62,313
    Digital Hearts Holdings Co., Ltd..........................  1,700     22,319
    Dip Corp..................................................  3,100     78,836
    Disco Corp................................................  2,000    341,424
    DKS Co., Ltd..............................................  8,000     55,674
    DMG Mori Co., Ltd......................................... 13,200    202,683
    Don Quijote Holdings Co., Ltd.............................  6,000    280,465
    Doshisha Co., Ltd.........................................  1,900     42,867
    Doutor Nichires Holdings Co., Ltd.........................  1,900     35,800

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               SHARES  VALUE>>
                                                               ------ ----------
JAPAN -- (Continued)
    Dowa Holdings Co., Ltd....................................  7,800 $  250,822
*   Drecom Co., Ltd...........................................  1,100      8,184
    DTS Corp..................................................  1,900     72,284
    Duskin Co., Ltd...........................................  3,900     98,872
    Dvx, Inc..................................................  1,300     16,637
    DyDo Group Holdings, Inc..................................    800     44,011
    Eagle Industry Co., Ltd...................................  2,700     43,783
    Earth Corp................................................  1,000     50,488
    East Japan Railway Co.....................................  6,200    579,899
    Ebara Corp................................................ 13,900    421,689
    Ebara Foods Industry, Inc.................................    600     12,628
    Eco's Co., Ltd............................................  1,100     17,340
    EDION Corp................................................ 10,400    103,966
#   EF-ON, Inc................................................  1,800     22,715
    eGuarantee, Inc...........................................  1,400     30,545
    E-Guardian, Inc...........................................  1,100     28,078
    Ehime Bank, Ltd. (The)....................................  3,299     38,043
    Eidai Co., Ltd............................................  3,400     16,847
    Eighteenth Bank, Ltd. (The)............................... 11,000     29,677
    Eiken Chemical Co., Ltd...................................  2,200     48,144
    Eisai Co., Ltd............................................  4,000    344,369
    Eizo Corp.................................................  1,400     62,486
    Elecom Co., Ltd...........................................  1,500     35,660
    Elematec Corp.............................................  1,100     25,923
    EM Systems Co., Ltd.......................................  2,000     22,280
*   Enigmo, Inc...............................................  1,100     14,234
    en-japan, Inc.............................................  3,800    179,809
    EPS Holdings, Inc.........................................  3,300     63,140
    eRex Co., Ltd.............................................  5,700     58,041
#   ES-Con Japan, Ltd.........................................  3,600     23,594
#   Escrow Agent Japan Co., Ltd...............................  4,000     16,187
    ESPEC Corp................................................    800     16,746
    Exedy Corp................................................  4,400    141,571
    Ezaki Glico Co., Ltd......................................  2,900    134,315
    F@N Communications, Inc...................................  5,100     31,926
    Faith, Inc................................................  1,700     19,880
    FALCO HOLDINGS Co., Ltd...................................    200      3,408
    Fancl Corp................................................  1,000     52,517
    FANUC Corp................................................  5,400  1,088,861
    Fast Retailing Co., Ltd...................................  2,800  1,226,276
    FCC Co., Ltd..............................................  4,800    141,037
#*  FDK Corp..................................................  9,000     15,850
    Feed One Co., Ltd......................................... 10,300     20,538
#   Ferrotec Holdings Corp....................................  3,900     58,301
#*  FFRI, Inc.................................................    400      8,895
    FIDEA Holdings Co., Ltd................................... 16,700     26,176
#   Fields Corp...............................................  1,900     17,117
#   FINDEX, Inc...............................................    600      3,958
    First Bank of Toyama, Ltd. (The)..........................  4,000     17,638
    First Juken Co., Ltd......................................    200      2,506
#   Fixstars Corp.............................................  2,500     34,325
    FJ Next Co., Ltd..........................................  1,400     12,786
    Foster Electric Co., Ltd..................................  1,900     25,468
    FP Corp...................................................  3,200    176,156
    France Bed Holdings Co., Ltd..............................  2,500     21,834
    Freebit Co., Ltd..........................................  1,600     14,914
#   Freund Corp...............................................    800      6,831
    F-Tech, Inc...............................................  1,700     21,030
    Fudo Tetra Corp........................................... 24,000     43,624

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE>>
                                                              ------- ----------
JAPAN -- (Continued)
    Fuji Co., Ltd............................................   2,100 $   41,037
    Fuji Corp. (6163543).....................................     400      9,544
    Fuji Corp. (6356592).....................................   6,800    120,373
    Fuji Corp., Ltd..........................................   2,700     22,353
    Fuji Electric Co., Ltd...................................  47,000    347,190
    Fuji Media Holdings, Inc.................................   1,400     23,036
    Fuji Oil Co., Ltd........................................   3,700     13,985
    Fuji Pharma Co., Ltd.....................................   1,500     26,105
    Fuji Seal International, Inc.............................   5,600    209,968
    Fuji Soft, Inc...........................................   2,300     93,671
    Fujicco Co., Ltd.........................................   1,400     30,681
    FUJIFILM Holdings Corp...................................   9,100    375,600
    Fujikura Rubber, Ltd.....................................   3,400     19,280
    Fujikura, Ltd............................................  33,200    214,004
    Fujimi, Inc..............................................   1,000     24,960
    Fujimori Kogyo Co., Ltd..................................   2,200     74,392
#   Fujio Food System Co., Ltd...............................   1,200     21,285
    Fujishoji Co., Ltd.......................................   1,300     13,681
    Fujita Kanko, Inc........................................     400     11,269
    Fujitec Co., Ltd.........................................   9,000    128,632
    Fujitsu Frontech, Ltd....................................   2,400     28,996
    Fujitsu General, Ltd.....................................   5,500     84,689
    Fujitsu, Ltd............................................. 218,000  1,485,763
    Fujiya Co., Ltd..........................................     500     10,632
    FuKoKu Co., Ltd..........................................     200      1,791
    Fukuda Corp..............................................     900     54,216
    Fukuda Denshi Co., Ltd...................................     900     59,925
    Fukui Bank, Ltd. (The)...................................   1,900     43,592
    Fukui Computer Holdings, Inc.............................     700     12,565
    Fukuoka Financial Group, Inc.............................  24,000    131,356
*   Fukushima Bank, Ltd. (The)...............................   3,300     20,118
    Fukushima Industries Corp................................   1,400     69,090
    Fukuyama Transporting Co., Ltd...........................   2,000     97,320
    FULLCAST Holdings Co., Ltd...............................   4,000    100,219
#*  Funai Electric Co., Ltd..................................   2,200     12,435
    Funai Soken Holdings, Inc................................   4,250     92,781
#   Furukawa Battery Co., Ltd. (The).........................   2,000     16,459
    Furukawa Co., Ltd........................................   4,000     61,031
    Furukawa Electric Co., Ltd...............................   5,400    190,802
    Furuno Electric Co., Ltd.................................   2,200     25,267
    Furusato Industries, Ltd.................................     900     15,323
    Furyu Corp...............................................   1,100      9,495
#   Fuso Chemical Co., Ltd...................................   2,700     69,146
    Fuso Pharmaceutical Industries, Ltd......................     200      5,269
    Futaba Corp..............................................   3,000     54,760
    Futaba Industrial Co., Ltd...............................   7,200     42,139
    Future Corp..............................................   3,000     41,508
    Fuyo General Lease Co., Ltd..............................   3,900    243,819
    G-7 Holdings, Inc........................................     800     19,955
    Gakken Holdings Co., Ltd.................................     600     24,987
    Gakkyusha Co., Ltd.......................................   1,200     19,887
    Gecoss Corp..............................................   2,200     23,018
    Genki Sushi Co., Ltd.....................................     500     14,967
    Genky DrugStores Co., Ltd................................     900     31,203
    Geo Holdings Corp........................................   4,100     51,680
#   Giken, Ltd...............................................   1,600     37,591
    GLOBERIDE, Inc...........................................   1,800     59,321
    Glory, Ltd...............................................   9,300    273,377
    GMO Financial Holdings, Inc..............................   1,800     14,347

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE>>
                                                                ------- --------
JAPAN -- (Continued)
    GMO internet, Inc                                             8,600 $182,401
    GMO Payment Gateway, Inc...................................   1,700  191,565
    Goldcrest Co., Ltd.........................................   2,700   46,458
    Goldwin, Inc...............................................     800   56,918
*   Gree, Inc..................................................  10,900   60,417
    GS Yuasa Corp..............................................  44,000  205,979
    G-Tekt Corp................................................   4,600   79,905
    Gun-Ei Chemical Industry Co., Ltd..........................     100    3,230
#   GungHo Online Entertainment, Inc...........................  37,600   80,274
    Gunma Bank, Ltd. (The).....................................  20,800  110,749
*   Gunosy, Inc................................................   1,300   21,321
    Gurunavi, Inc..............................................   4,000   36,140
    H2O Retailing Corp.........................................  12,360  197,913
    HABA Laboratories, Inc.....................................     400   37,996
    Hachijuni Bank, Ltd. (The).................................  29,700  130,936
    Hagihara Industries, Inc...................................   1,800   31,347
    Hagiwara Electric Holdings Co., Ltd........................     400   11,213
    Hakuhodo DY Holdings, Inc..................................  16,500  253,359
    Hakuto Co., Ltd............................................   1,000   14,302
    Halows Co., Ltd............................................     600   13,850
    Hamakyorex Co., Ltd........................................   1,000   34,675
    Hamamatsu Photonics KK.....................................   2,200   93,371
    Hamee Corp.................................................   1,600   20,726
    Hankyu Hanshin Holdings, Inc...............................  10,100  402,226
    Hanwa Co., Ltd.............................................   8,000  306,456
    Happinet Corp..............................................   1,400   19,387
#   Harmonic Drive Systems, Inc................................   2,100   83,032
    Haseko Corp................................................  42,900  569,271
    Hazama Ando Corp...........................................  24,000  190,652
    Heiwa Corp.................................................   5,900  132,344
    Heiwa Real Estate Co., Ltd.................................   2,800   50,429
    Heiwado Co., Ltd...........................................   4,600  117,751
#   Helios Techno Holdings Co., Ltd............................   1,100    7,464
    Hibiya Engineering, Ltd....................................   3,900   78,034
    Hiday Hidaka Corp..........................................   1,658   35,327
    Hikari Tsushin, Inc........................................   1,200  201,661
    HI-LEX Corp................................................   1,200   29,841
    Hino Motors, Ltd...........................................  25,400  286,975
    Hinokiya Group Co., Ltd....................................     300    8,405
    Hioki EE Corp..............................................     900   36,678
    Hirakawa Hewtech Corp......................................   1,400   17,437
#   Hiramatsu, Inc.............................................   2,800   12,157
#   Hirano Tecseed Co., Ltd....................................     600   15,027
#   Hirata Corp................................................   1,300   87,012
    Hirose Electric Co., Ltd...................................   1,225  149,365
    Hiroshima Bank, Ltd. (The).................................  20,200  139,005
    HIS Co., Ltd...............................................   6,000  181,460
    Hisaka Works, Ltd..........................................   3,300   32,192
    Hisamitsu Pharmaceutical Co., Inc..........................   1,200   87,842
    Hitachi Capital Corp.......................................  10,000  267,224
    Hitachi Chemical Co., Ltd..................................  13,100  259,422
    Hitachi Construction Machinery Co., Ltd....................   7,100  228,351
    Hitachi High-Technologies Corp.............................   6,800  277,713
    Hitachi Metals, Ltd........................................  22,110  239,612
    Hitachi Transport System, Ltd..............................   5,300  144,957
    Hitachi Zosen Corp.........................................  31,000  145,323
    Hitachi, Ltd............................................... 132,000  922,780
#   Hitachi, Ltd., ADR.........................................   3,100  217,139
    Hito Communications, Inc...................................     800   12,870

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               SHARES  VALUE>>
                                                               ------ ----------
JAPAN -- (Continued)
    Hochiki Corp..............................................  1,100 $   20,542
    Hodogaya Chemical Co., Ltd................................  1,200     35,176
    Hogy Medical Co., Ltd.....................................  1,800     62,305
    Hokkaido Coca-Cola Bottling Co., Ltd......................    500     16,972
    Hokkoku Bank, Ltd. (The)..................................  2,200     92,956
    Hokuetsu Bank, Ltd. (The).................................  1,600     34,074
    Hokuetsu Corp............................................. 20,900    116,878
    Hokuetsu Industries Co., Ltd..............................  1,200     11,695
    Hokuhoku Financial Group, Inc.............................  6,800     97,971
    Hokuto Corp...............................................    600     10,675
    Honda Motor Co., Ltd., Sponsored ADR...................... 20,519    629,113
    Honda Motor Co., Ltd...................................... 65,400  1,996,704
    H-One Co., Ltd............................................  2,000     22,948
    Honeys Holdings Co., Ltd..................................  1,100     10,351
    Hoosiers Holdings.........................................  3,200     22,021
    Horiba, Ltd...............................................  4,200    289,903
    Hoshizaki Corp............................................  3,500    352,519
    Hosiden Corp..............................................    800      6,717
    Hosokawa Micron Corp......................................    400     26,072
#   Hotland Co., Ltd..........................................  1,200     13,315
    House Foods Group, Inc....................................  6,200    196,173
    Howa Machinery, Ltd.......................................    300      2,547
    Hulic Co., Ltd............................................ 13,000    127,580
    Hyakugo Bank, Ltd. (The).................................. 18,800     79,704
    Hyakujushi Bank, Ltd. (The)............................... 20,000     65,052
    IBJ, Inc..................................................  2,300     13,570
    Ichibanya Co., Ltd........................................    900     38,511
    Ichigo, Inc............................................... 36,100    161,060
    Ichiken Co., Ltd..........................................    500     11,727
    Ichikoh Industries, Ltd...................................  4,000     53,160
    Ichinen Holdings Co., Ltd.................................  1,300     17,059
    Ichiyoshi Securities Co., Ltd.............................  2,000     19,641
    Icom, Inc.................................................  1,900     46,083
    Idec Corp.................................................  1,900     38,165
    IDOM, Inc.................................................  7,500     27,384
    Ihara Science Corp........................................    200      4,059
    IHI Corp.................................................. 17,000    597,044
    Iida Group Holdings Co., Ltd.............................. 16,920    331,851
    IJT Technology Holdings Co., Ltd..........................  2,200     16,572
    Imagica Robot Holdings, Inc...............................  2,100     17,489
    Imasen Electric Industrial................................  2,500     25,949
    Imuraya Group Co., Ltd....................................    400     12,854
    Inaba Denki Sangyo Co., Ltd...............................  3,300    139,267
    Inabata & Co., Ltd........................................  4,400     64,901
    Inageya Co., Ltd..........................................  2,000     32,537
    Ines Corp.................................................    500      5,324
    I-Net Corp................................................    800     14,160
    Infocom Corp..............................................    700     19,205
#   Infomart Corp.............................................  9,800    122,952
    Information Services International-Dentsu, Ltd............  1,400     40,471
    Innotech Corp.............................................  2,000     26,010
    Insource Co., Ltd.........................................    900     19,887
    Intage Holdings, Inc......................................  2,900     30,126
    Internet Initiative Japan, Inc............................  3,400     66,402
    Inui Global Logistics Co., Ltd............................  1,600     15,175
    IR Japan Holdings, Ltd....................................    400     13,988
    Iseki & Co., Ltd..........................................  3,300     60,576
    Isetan Mitsukoshi Holdings, Ltd........................... 22,340    269,974
*   Ishihara Sangyo Kaisha, Ltd...............................  6,900     84,910

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                 SHARES VALUE>>
                                                                 ------ --------
JAPAN -- (Continued)
#   Istyle, Inc.................................................  6,000 $ 77,099
    Isuzu Motors, Ltd........................................... 55,600  752,419
    Ito En, Ltd.................................................  8,600  384,276
    Itochu Enex Co., Ltd........................................ 10,300  100,259
    Itochu Techno-Solutions Corp................................ 11,900  226,732
    Itochu-Shokuhin Co., Ltd....................................    600   32,448
    Itoham Yonekyu Holdings, Inc................................ 17,100  139,139
    Itoki Corp..................................................  5,600   31,275
*   Itokuro, Inc................................................    500   27,994
    IwaiCosmo Holdings, Inc.....................................  2,900   38,230
    Iwaki & Co., Ltd............................................  3,000   13,498
    Iwasaki Electric Co., Ltd...................................    700   10,182
    Iwatani Corp................................................  4,200  142,262
    Iyo Bank, Ltd. (The)........................................ 18,400  126,999
    Izumi Co., Ltd..............................................  4,700  283,570
    J Front Retailing Co., Ltd.................................. 23,500  344,490
#   JAC Recruitment Co., Ltd....................................  2,800   59,995
    Jaccs Co., Ltd..............................................  4,100   89,433
    Jafco Co., Ltd..............................................  4,100  150,101
    Jalux, Inc..................................................    500   14,086
#   Jamco Corp..................................................    700   15,501
    Janome Sewing Machine Co., Ltd..............................  1,200    7,585
    Japan Airport Terminal Co., Ltd.............................  3,400  161,795
#   Japan Asia Group, Ltd.......................................  3,200   13,537
*   Japan Asset Marketing Co., Ltd.............................. 18,800   21,381
    Japan Aviation Electronics Industry, Ltd....................  8,000  138,390
    Japan Best Rescue System Co., Ltd...........................  2,100   16,379
    Japan Cash Machine Co., Ltd.................................  3,200   34,948
*   Japan Display, Inc.......................................... 10,600   13,700
    Japan Elevator Service Holdings Co., Ltd....................    500   12,501
    Japan Exchange Group, Inc................................... 33,600  597,686
    Japan Investment Adviser Co., Ltd...........................  1,100   51,617
    Japan Lifeline Co., Ltd.....................................  4,700  101,599
    Japan Material Co., Ltd.....................................  5,700   79,800
    Japan Meat Co., Ltd.........................................    800   15,102
    Japan Medical Dynamic Marketing, Inc........................  2,800   26,555
    Japan Property Management Center Co., Ltd...................    900   10,779
    Japan Pulp & Paper Co., Ltd.................................  1,200   51,881
    Japan Securities Finance Co., Ltd........................... 15,300   85,449
    Japan Steel Works, Ltd. (The)...............................  3,600   88,756
    Japan Transcity Corp........................................  3,000   15,397
    Japan Wool Textile Co., Ltd. (The)..........................  7,400   64,918
    JCR Pharmaceuticals Co., Ltd................................    900   43,223
    JCU Corp....................................................  3,000   78,421
    Jeol, Ltd...................................................  3,000   29,893
    JGC Corp....................................................  8,500  164,936
#*  JIG-SAW, Inc................................................    300    8,242
    Jimoto Holdings, Inc........................................ 10,800   16,164
#   JINS, Inc...................................................  1,700   95,926
    JK Holdings Co., Ltd........................................  2,700   21,024
    JMS Co., Ltd................................................  1,800   10,962
    Joban Kosan Co., Ltd........................................  1,000   16,729
    J-Oil Mills, Inc............................................  1,200   40,935
    Joshin Denki Co., Ltd.......................................  1,500   45,488
    Joyful Honda Co., Ltd.......................................  1,400   21,262
    JP-Holdings, Inc............................................  5,600   17,959
    JSP Corp....................................................  1,900   48,381
    JSR Corp.................................................... 16,800  323,027
    JTEKT Corp.................................................. 26,500  384,300

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE>>
                                                              ------- ----------
JAPAN -- (Continued)
    Juki Corp................................................   1,800 $   18,768
    Justsystems Corp.........................................   2,600     52,736
    JVC Kenwood Corp.........................................  15,020     42,149
    K&O Energy Group, Inc....................................   1,700     28,602
    kabu.com Securities Co., Ltd.............................  12,600     41,926
*   Kadokawa Dwango..........................................   8,602     91,571
    Kadoya Sesame Mills, Inc.................................     200     10,570
    Kagome Co., Ltd..........................................     700     21,379
    Kajima Corp.............................................. 121,403    947,226
    Kakaku.com, Inc..........................................  14,300    301,166
    Kaken Pharmaceutical Co., Ltd............................   4,700    243,843
    Kakiyasu Honten Co., Ltd.................................   1,500     35,370
    Kameda Seika Co., Ltd....................................   1,100     56,243
    Kamei Corp...............................................   2,000     28,048
    Kamigumi Co., Ltd........................................  10,600    222,069
    Kanaden Corp.............................................   2,100     24,645
    Kanagawa Chuo Kotsu Co., Ltd.............................     800     27,417
    Kanamoto Co., Ltd........................................   4,600    143,433
    Kandenko Co., Ltd........................................  10,100    105,185
    Kaneka Corp..............................................  34,000    299,284
    Kanematsu Corp...........................................  11,800    170,148
    Kanematsu Electronics, Ltd...............................   1,400     45,875
*   Kansai Mirai Financial Group, Inc........................   7,015     58,570
    Kansai Paint Co., Ltd....................................  11,500    264,640
    Kansai Super Market, Ltd.................................   1,100     11,695
    Kao Corp.................................................  14,500  1,059,253
    Kappa Create Co., Ltd....................................   1,800     21,918
    Kasai Kogyo Co., Ltd.....................................   3,200     40,049
    Katakura Industries Co., Ltd.............................   2,500     28,941
    Kato Sangyo Co., Ltd.....................................   2,900     98,481
    Kato Works Co., Ltd......................................   1,000     27,020
    KAWADA TECHNOLOGIES, Inc.................................     500     31,670
    Kawai Musical Instruments Manufacturing Co., Ltd.........     700     29,987
    Kawasaki Heavy Industries, Ltd...........................  14,100    414,582
    Kawasumi Laboratories, Inc...............................   2,200     14,000
    KDDI Corp................................................ 100,100  2,786,468
    Keihan Holdings Co., Ltd.................................  10,800    393,258
    Keihanshin Building Co., Ltd.............................   1,700     14,161
    Keihin Corp..............................................   3,500     72,263
    Keikyu Corp..............................................  10,200    167,003
    Keio Corp................................................   4,600    225,901
    Keisei Electric Railway Co., Ltd.........................   5,600    186,466
    Keiyo Bank, Ltd. (The)...................................  20,000     88,275
    Keiyo Co., Ltd...........................................   2,900     13,952
    Kenko Mayonnaise Co., Ltd................................     900     27,617
    Kewpie Corp..............................................  13,300    330,772
    Key Coffee, Inc..........................................     600     11,502
    Keyence Corp.............................................   3,800  2,010,079
    KFC Holdings Japan, Ltd..................................     800     14,233
    KH Neochem Co., Ltd......................................   1,800     58,055
    Kikkoman Corp............................................   2,900    137,637
    Kinden Corp..............................................  13,600    218,633
*   Kintetsu Department Store Co., Ltd.......................     700     24,972
    Kintetsu Group Holdings Co., Ltd.........................   7,700    306,415
    Kintetsu World Express, Inc..............................   6,900    139,221
    Kirin Holdings Co., Ltd..................................  40,200  1,029,176
    Kirindo Holdings Co., Ltd................................   1,200     24,427
    Kissei Pharmaceutical Co., Ltd...........................   4,400    123,710
    Ki-Star Real Estate Co., Ltd.............................     900     22,183

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               SHARES  VALUE>>
                                                               ------ ----------
JAPAN -- (Continued)
    Kitagawa Corp.............................................    500 $   12,061
    Kita-Nippon Bank, Ltd. (The)..............................    600     14,041
    Kitano Construction Corp..................................  3,000     10,730
#   Kitanotatsujin Corp.......................................  4,300     24,243
    Kito Corp.................................................  1,200     22,424
    Kitz Corp.................................................  7,500     66,419
    Kiyo Bank, Ltd. (The).....................................  5,300     89,418
    KLab, Inc.................................................  4,800     55,322
*   KNT-CT Holdings Co., Ltd..................................  1,700     22,751
    Kobayashi Pharmaceutical Co., Ltd.........................  3,600    300,529
    Kobe Bussan Co., Ltd......................................  1,600     79,072
*   Kobe Electric Railway Co., Ltd............................    400     14,298
    Kohnan Shoji Co., Ltd.....................................  1,900     41,536
    Koito Manufacturing Co., Ltd..............................  7,400    476,671
*   Kojima Co., Ltd...........................................    500      2,403
    Kokuyo Co., Ltd........................................... 10,600    179,625
    KOMAIHALTEC, Inc..........................................  1,100     23,946
    Komatsu Seiren Co., Ltd...................................  1,900     16,162
    Komatsu Wall Industry Co., Ltd............................  1,100     22,548
    Komatsu, Ltd.............................................. 35,900  1,060,777
    KOMEDA Holdings Co., Ltd..................................  2,000     38,424
    Komeri Co., Ltd...........................................  4,000     95,421
    Komori Corp...............................................  6,500     81,301
    Konaka Co., Ltd...........................................  2,300     10,713
    Konami Holdings Corp......................................  4,700    221,130
    Kondotec, Inc.............................................  2,500     22,922
    Konica Minolta, Inc....................................... 32,800    294,455
    Konishi Co., Ltd..........................................  4,200     69,626
    Konoike Transport Co., Ltd................................  3,700     58,889
    Kose Corp.................................................  2,900    555,867
    Koshidaka Holdings Co., Ltd...............................  2,400     27,671
    Kotobuki Spirits Co., Ltd.................................  2,100     98,186
#   Kourakuen Holdings Corp...................................    800     11,579
    Krosaki Harima Corp.......................................    300     22,536
    KRS Corp..................................................  1,000     27,265
    K's Holdings Corp......................................... 20,776    233,916
    KU Holdings Co., Ltd......................................  2,200     18,530
    Kubota Corp............................................... 27,100    454,956
    Kumagai Gumi Co., Ltd.....................................  4,300    150,596
    Kumiai Chemical Industry Co., Ltd.........................  8,400     76,156
    Kura Corp.................................................  1,000     60,360
    Kurabo Industries, Ltd.................................... 17,000     53,190
    Kuraray Co., Ltd.......................................... 30,000    424,017
    Kureha Corp...............................................  2,900    199,872
    Kurimoto, Ltd.............................................    800     15,080
    Kurita Water Industries, Ltd..............................  5,400    157,953
    Kusuri no Aoki Holdings Co., Ltd..........................  1,400    102,768
    KYB Corp..................................................  3,000    140,947
    Kyocera Corp..............................................  7,800    453,962
    Kyodo Printing Co., Ltd...................................  1,000     27,179
    Kyokuto Kaihatsu Kogyo Co., Ltd...........................  4,000     65,587
    Kyokuto Securities Co., Ltd...............................  2,300     31,111
    Kyokuyo Co., Ltd..........................................  1,200     37,437
    KYORIN Holdings, Inc......................................  4,500     91,625
    Kyoritsu Printing Co., Ltd................................  3,900     13,092
    Kyosan Electric Manufacturing Co., Ltd....................  2,000     12,388
    Kyowa Exeo Corp........................................... 11,100    300,783
    Kyudenko Corp.............................................  4,000    160,221
    Kyushu Financial Group, Inc............................... 21,840    111,883

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                 SHARES VALUE>>
                                                                 ------ --------
JAPAN -- (Continued)
    Kyushu Railway Co...........................................  4,100 $126,010
    LAC Co., Ltd................................................  1,900   29,698
    Lacto Japan Co., Ltd........................................    300   17,335
*   Laox Co., Ltd...............................................  5,000   18,281
    Lasertec Corp...............................................  3,300   97,829
    Lawson, Inc.................................................  5,700  342,284
    LEC, Inc....................................................    800   34,329
    Leopalace21 Corp............................................ 36,900  202,762
    Life Corp...................................................  2,100   50,153
    LIFULL Co., Ltd.............................................  6,100   38,319
#   Like Co., Ltd...............................................  1,000   14,560
*   LINE Corp...................................................  1,100   48,055
    Linical Co., Ltd............................................    400    8,904
    Link And Motivation, Inc....................................  3,400   38,601
    Lintec Corp.................................................  7,100  208,422
    Lion Corp................................................... 11,600  210,036
    LIXIL Group Corp............................................ 21,600  442,758
*   M&A Capital Partners Co., Ltd...............................    800   50,443
    M3, Inc..................................................... 14,000  533,837
    Mabuchi Motor Co., Ltd......................................  2,700  133,030
    Macnica Fuji Electronics Holdings, Inc......................  9,300  157,465
    Macromill, Inc..............................................    400    9,409
    Maeda Corp.................................................. 14,000  164,547
    Maeda Road Construction Co., Ltd............................  5,000   96,724
    Maezawa Kasei Industries Co., Ltd...........................  2,000   22,310
    Maezawa Kyuso Industries Co., Ltd...........................    600   11,460
    Makino Milling Machine Co., Ltd............................. 16,000  129,296
    Makita Corp.................................................  4,400  197,939
    Mamezou Holdings Co., Ltd...................................  2,000   18,350
    Mandom Corp.................................................  2,700   84,389
    Mani, Inc...................................................  1,400   60,339
    MarkLines Co., Ltd..........................................  1,200   21,774
    Mars Engineering Corp.......................................  1,300   28,196
    Marubun Corp................................................    800    5,945
    Maruha Nichiro Corp.........................................  5,900  219,502
    Marui Group Co., Ltd........................................ 17,400  345,723
    Maruichi Steel Tube, Ltd....................................  4,800  165,389
    Maruka Machinery Co., Ltd...................................    600   11,021
    Marusan Securities Co., Ltd.................................  2,500   20,943
    Maruwa Unyu Kikan Co., Ltd..................................  1,800   60,917
    Maruzen Co., Ltd............................................  1,000   19,796
    Maruzen Showa Unyu Co., Ltd.................................  8,000   38,211
    Marvelous, Inc..............................................  3,000   22,864
    Matsuda Sangyo Co., Ltd.....................................  3,400   49,111
    Matsui Construction Co., Ltd................................  1,700   14,475
    Matsui Securities Co., Ltd..................................  6,500   64,847
    Matsumotokiyoshi Holdings Co., Ltd..........................  5,400  234,191
    Matsuya Co., Ltd............................................  2,200   27,365
    Matsuya Foods Co., Ltd......................................    400   13,207
    Max Co., Ltd................................................  4,400   62,512
    Maxell Holdings, Ltd........................................  4,700   77,537
    Maxvalu Nishinihon Co., Ltd.................................    800   12,706
    Maxvalu Tokai Co., Ltd......................................    700   15,348
    Mazda Motor Corp............................................ 55,400  691,301
    McDonald's Holdings Co. Japan, Ltd..........................  2,100  100,417
    MCJ Co., Ltd................................................  8,600   63,572
    Mebuki Financial Group, Inc................................. 59,900  214,033
#*  Medical Data Vision Co., Ltd................................    600    9,041
    Medical System Network Co., Ltd.............................  2,700   11,026

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE>>
                                                              ------- ----------
JAPAN -- (Continued)
    Medipal Holdings Corp....................................  10,500 $  213,501
    Megmilk Snow Brand Co., Ltd..............................   6,600    164,679
    Meidensha Corp...........................................  26,000     97,851
    MEIJI Holdings Co., Ltd..................................   9,000    707,729
    Meiko Electronics Co., Ltd...............................   2,700     56,474
    Meisei Industrial Co., Ltd...............................   2,300     18,579
    Meitec Corp..............................................   4,700    233,454
    Meito Sangyo Co., Ltd....................................   1,000     15,895
    Meiwa Estate Co., Ltd....................................   2,800     17,164
    Melco Holdings, Inc......................................     800     30,554
    Menicon Co., Ltd.........................................   2,800     72,107
    Mercuria Investment Co., Ltd.............................     900      8,919
    METAWATER Co., Ltd.......................................     400     11,773
    Michinoku Bank, Ltd. (The)...............................   1,600     25,638
    Micronics Japan Co., Ltd.................................   2,300     19,737
    Mie Kotsu Group Holdings, Inc............................   3,600     18,911
    Mikuni Corp..............................................   1,500      8,349
    Milbon Co., Ltd..........................................   3,300    163,001
    Mimaki Engineering Co., Ltd..............................   2,100     17,240
    Mimasu Semiconductor Industry Co., Ltd...................   1,700     28,717
    Minebea Mitsumi, Inc.....................................  15,900    285,359
    Ministop Co., Ltd........................................   1,900     35,990
    Miraca Holdings, Inc.....................................  13,300    386,527
    Miraial Co., Ltd.........................................   1,600     16,322
    Mirait Holdings Corp.....................................   9,900    152,323
    Miroku Jyoho Service Co., Ltd............................   2,300     55,527
    Misawa Homes Co., Ltd....................................   4,000     35,000
    MISUMI Group, Inc........................................  13,800    352,574
    Mitani Corp..............................................   1,000     46,605
    Mito Securities Co., Ltd.................................   8,900     31,137
    Mitsuba Corp.............................................   3,200     27,635
    Mitsubishi Chemical Holdings Corp........................ 109,600    960,036
    Mitsubishi Electric Corp.................................  84,500  1,148,078
    Mitsubishi Estate Co., Ltd...............................  37,200    645,517
    Mitsubishi Gas Chemical Co., Inc.........................  11,400    254,710
    Mitsubishi Heavy Industries, Ltd.........................  18,000    675,920
    Mitsubishi Kakoki Kaisha, Ltd............................     500      9,321
    Mitsubishi Logisnext Co., Ltd............................   6,600     81,473
#   Mitsubishi Logistics Corp................................   7,899    180,708
    Mitsubishi Motors Corp...................................  38,300    292,800
    Mitsubishi Paper Mills, Ltd..............................   2,600     15,146
    Mitsubishi Pencil Co., Ltd...............................   3,100     59,842
    Mitsubishi Research Institute, Inc.......................     700     27,019
    Mitsubishi Shokuhin Co., Ltd.............................   2,500     66,986
    Mitsubishi Steel Manufacturing Co., Ltd..................   1,000     20,303
    Mitsubishi Tanabe Pharma Corp............................  10,300    193,120
    Mitsubishi UFJ Financial Group, Inc., Sponsored ADR......  27,043    165,503
    Mitsubishi UFJ Financial Group, Inc...................... 471,100  2,891,077
    Mitsubishi UFJ Lease & Finance Co., Ltd..................  64,300    389,956
    Mitsuboshi Belting, Ltd..................................   4,000     49,495
    Mitsui Chemicals, Inc....................................  19,200    517,116
*   Mitsui E&S Holdings Co., Ltd.............................  15,800    226,365
    Mitsui Fudosan Co., Ltd..................................  20,400    487,799
    Mitsui Home Co., Ltd.....................................   3,000     20,807
    Mitsui Mining & Smelting Co., Ltd........................   8,700    344,569
*   Mitsui-Soko Holdings Co., Ltd............................  19,000     60,291
    Mitsuuroko Group Holdings Co., Ltd.......................   1,400     10,717
    Mixi, Inc................................................   6,500    171,174
    Miyaji Engineering Group, Inc............................   1,000     18,009

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE>>
                                                                ------- --------
JAPAN -- (Continued)
    Miyazaki Bank, Ltd. (The)..................................   1,400 $ 42,500
    Miyoshi Oil & Fat Co., Ltd.................................     600    7,411
    Mizuho Financial Group, Inc................................ 528,415  918,538
    Mizuho Financial Group, Inc., ADR..........................  28,400   97,696
    Mizuno Corp................................................   2,900   95,316
    Mochida Pharmaceutical Co., Ltd............................   1,000   72,474
    Modec, Inc.................................................   2,300   64,270
#   Monex Group, Inc...........................................  13,300   66,298
    Monogatari Corp. (The).....................................     300   27,655
    MonotaRO Co., Ltd..........................................   8,000  402,894
    Morinaga & Co., Ltd........................................   2,800  129,909
    Morinaga Milk Industry Co., Ltd............................   3,400  112,100
    Morita Holdings Corp.......................................   3,000   61,327
    Morito Co., Ltd............................................   2,600   21,784
    Morozoff, Ltd..............................................     300   18,057
*   Morpho, Inc................................................     600   15,407
    Mory Industries, Inc.......................................     400   12,290
    MrMax Holdings, Ltd........................................   3,700   21,301
    MS&AD Insurance Group Holdings, Inc........................  20,352  623,375
    MTI, Ltd...................................................   4,000   22,282
#   Mugen Estate Co., Ltd......................................   1,800   17,543
    Murakami Corp..............................................     600   16,366
    Murata Manufacturing Co., Ltd..............................   2,900  507,430
    Musashino Bank, Ltd. (The).................................   2,600   80,440
    N Field Co., Ltd...........................................   1,100   16,737
    Nabtesco Corp..............................................  15,000  468,282
    Nachi-Fujikoshi Corp.......................................   2,300  107,637
#   Nagano Bank, Ltd. (The)....................................     700   11,584
    Nagano Keiki Co., Ltd......................................   2,600   30,951
    Nagase & Co., Ltd..........................................  21,500  348,836
    Nagatanien Holdings Co., Ltd...............................   2,000   27,046
    Nagawa Co., Ltd............................................     400   16,472
    Nagoya Railroad Co., Ltd...................................  15,900  399,075
    Nakabayashi Co., Ltd.......................................   3,000   18,559
*   Nakamura Choukou Co., Ltd..................................     300    5,839
    Nakamuraya Co., Ltd........................................     600   26,641
    Nakanishi, Inc.............................................   3,000   62,769
#   Namura Shipbuilding Co., Ltd...............................   9,800   46,329
    Nankai Electric Railway Co., Ltd...........................   6,100  167,719
    Nanto Bank, Ltd. (The).....................................   2,900   75,744
    Natori Co., Ltd............................................     500    8,279
    NDS Co., Ltd...............................................     300   15,070
    NEC Capital Solutions, Ltd.................................   1,900   32,172
    NEC Corp...................................................  22,100  613,957
    NEC Networks & System Integration Corp.....................   3,600   86,665
    NET One Systems Co., Ltd...................................   5,900  128,775
    Neturen Co., Ltd...........................................   6,800   63,511
*   Nexon Co., Ltd.............................................  18,900  272,324
#   Nextage Co., Ltd...........................................   3,400   25,026
    NGK Insulators, Ltd........................................   6,200  108,881
    NGK Spark Plug Co., Ltd....................................   5,300  153,047
    NHK Spring Co., Ltd........................................  33,000  330,075
    Nichia Steel Works, Ltd....................................   1,000    3,207
    Nichias Corp...............................................   8,000   99,047
    Nichiban Co., Ltd..........................................   1,500   40,309
    Nichiden Corp..............................................   2,100   39,141
    Nichiha Corp...............................................   2,000   73,611
    NichiiGakkan Co., Ltd......................................   5,300   59,965
    Nichi-iko Pharmaceutical Co., Ltd..........................   5,700   81,127

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                               SHARES  VALUE>>
                                                               ------ ----------
JAPAN -- (Continued)
    Nichirei Corp............................................. 15,300 $  355,679
    Nichireki Co., Ltd........................................  3,000     33,646
    Nichirin Co., Ltd.........................................  1,430     31,084
    Nidec Corp................................................  7,400  1,074,852
    Nidec Corp., Sponsored ADR................................  5,300    192,204
    Nifco, Inc................................................ 16,200    489,644
    Nihon Chouzai Co., Ltd....................................    800     21,263
    Nihon Dempa Kogyo Co., Ltd................................  2,800     13,194
    Nihon Eslead Corp.........................................    800     12,550
    Nihon Flush Co., Ltd......................................    900     19,100
#   Nihon House Holdings Co., Ltd.............................  4,300     22,592
    Nihon Kohden Corp.........................................  8,000    216,231
    Nihon M&A Center, Inc..................................... 18,200    485,666
    Nihon Nohyaku Co., Ltd....................................  6,700     40,757
    Nihon Parkerizing Co., Ltd................................ 14,000    207,984
    Nihon Plast Co., Ltd......................................  1,900     17,584
    Nihon Tokushu Toryo Co., Ltd..............................  1,500     31,172
    Nihon Unisys, Ltd......................................... 10,600    244,677
    Nihon Yamamura Glass Co., Ltd.............................  3,000      5,202
    Nikkiso Co., Ltd..........................................  5,500     57,792
    Nikko Co., Ltd............................................    600     14,420
    Nikkon Holdings Co., Ltd..................................  4,200    113,840
    Nikon Corp................................................ 10,900    184,003
    Nintendo Co., Ltd.........................................  2,900    980,742
    Nippo Corp................................................  5,000     94,164
    Nippon Air Conditioning Services Co., Ltd.................  2,400     17,881
    Nippon Beet Sugar Manufacturing Co., Ltd..................    900     18,895
    Nippon Carbon Co., Ltd....................................    400     23,027
    Nippon Commercial Development Co., Ltd....................  1,500     24,895
    Nippon Concrete Industries Co., Ltd.......................    700      2,108
    Nippon Densetsu Kogyo Co., Ltd............................  4,000     82,534
    Nippon Express Co., Ltd...................................  7,300    477,850
#   Nippon Flour Mills Co., Ltd...............................  5,200     87,965
    Nippon Gas Co., Ltd.......................................  5,600    271,497
    Nippon Hume Corp..........................................  1,400     11,567
    Nippon Kanzai Co., Ltd....................................  1,300     25,037
    Nippon Kayaku Co., Ltd.................................... 21,000    239,474
#   Nippon Kodoshi Corp.......................................    800     21,709
    Nippon Koei Co., Ltd......................................  1,800     49,558
    Nippon Light Metal Holdings Co., Ltd...................... 90,500    204,444
#   Nippon Paint Holdings Co., Ltd............................ 15,500    677,382
    Nippon Paper Industries Co., Ltd..........................  3,500     57,343
    Nippon Parking Development Co., Ltd....................... 29,200     46,235
    Nippon Pillar Packing Co., Ltd............................    800     10,912
    Nippon Piston Ring Co., Ltd...............................    900     17,718
    Nippon Road Co., Ltd. (The)...............................    500     26,903
    Nippon Seiki Co., Ltd.....................................  3,800     79,735
    Nippon Seisen Co., Ltd....................................    500     21,281
#*  Nippon Sharyo, Ltd........................................ 14,000     37,907
    Nippon Shinyaku Co., Ltd..................................    800     45,537
    Nippon Shokubai Co., Ltd..................................  2,300    164,439
    Nippon Signal Co., Ltd....................................  7,300     70,531
    Nippon Soda Co., Ltd...................................... 23,000    135,133
    Nippon Steel & Sumikin Bussan Corp........................  1,700     87,333
    Nippon Suisan Kaisha, Ltd................................. 46,700    229,689
#   Nippon Systemware Co., Ltd................................  1,000     18,148
    Nippon Telegraph & Telephone Corp......................... 22,800  1,054,581
    Nippon Thompson Co., Ltd..................................  8,400     61,552
    Nippon Valqua Industries, Ltd.............................    600     19,812

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE>>
                                                              ------- ----------
JAPAN -- (Continued)
    Nippon Yakin Kogyo Co., Ltd..............................   2,000 $    6,737
    Nipro Corp...............................................  20,300    248,023
    Nishimatsu Construction Co., Ltd.........................   7,100    203,071
#   Nishimatsuya Chain Co., Ltd..............................   4,600     49,685
    Nishi-Nippon Financial Holdings, Inc.....................   5,700     68,104
    Nishi-Nippon Railroad Co., Ltd...........................   4,000    105,359
    Nishio Rent All Co., Ltd.................................   3,000     95,162
    Nissan Chemical Corp.....................................   7,100    318,304
    Nissan Motor Co., Ltd.................................... 148,000  1,399,947
    Nissan Shatai Co., Ltd...................................   6,800     64,020
    Nissan Tokyo Sales Holdings Co., Ltd.....................   5,300     16,388
#   Nissei ASB Machine Co., Ltd..............................     900     48,793
    Nissei Build Kogyo Co., Ltd..............................   3,000     31,932
    Nissei Plastic Industrial Co., Ltd.......................   1,200     13,708
#   Nissha Co., Ltd..........................................   1,500     31,069
#   Nisshin Fudosan Co.......................................   3,300     20,370
    Nisshin Oillio Group, Ltd. (The).........................   3,900    108,467
    Nisshin Seifun Group, Inc................................   6,480    126,976
    Nisshinbo Holdings, Inc..................................  11,404    125,480
    Nissin Electric Co., Ltd.................................   6,000     51,982
    Nissin Foods Holdings Co., Ltd...........................   1,300     89,693
    Nissin Kogyo Co., Ltd....................................   3,300     56,559
    Nissin Sugar Co., Ltd....................................   2,000     38,955
    Nissui Pharmaceutical Co., Ltd...........................   1,700     20,917
    Nitori Holdings Co., Ltd.................................   3,000    452,120
    Nitta Corp...............................................     800     31,636
    Nittetsu Mining Co., Ltd.................................     200      9,608
    Nitto Boseki Co., Ltd....................................   1,600     39,784
    Nitto Denko Corp.........................................   7,700    558,682
    Nitto Fuji Flour Milling Co., Ltd........................     300     13,947
    Nitto Kogyo Corp.........................................   3,300     56,746
    Nitto Kohki Co., Ltd.....................................   1,400     33,165
    Nitto Seiko Co., Ltd.....................................   2,100     13,935
    Nittoc Construction Co., Ltd.............................   1,700     10,812
    Nittoku Engineering Co., Ltd.............................     900     24,804
    NJS Co., Ltd.............................................     700     11,216
    Noda Corp................................................   1,400     14,710
    Noevir Holdings Co., Ltd.................................   2,100    138,172
    NOF Corp.................................................  10,200    336,167
    Nohmi Bosai, Ltd.........................................   3,000     59,976
    Nojima Corp..............................................   5,100    104,774
#   Nomura Co., Ltd..........................................   3,500     74,720
    Nomura Holdings, Inc..................................... 134,400    637,245
#   Nomura Holdings, Inc., Sponsored ADR.....................  48,288    228,402
    Nomura Real Estate Holdings, Inc.........................  19,500    425,642
    Nomura Research Institute, Ltd...........................   6,222    299,014
    Noritake Co., Ltd........................................   1,500     82,049
#   Noritsu Koki Co., Ltd....................................   2,200     41,869
    Noritz Corp..............................................   4,600     77,511
    NS Solutions Corp........................................   3,400     89,847
    NS Tool Co., Ltd.........................................     400     10,536
    NSD Co., Ltd.............................................   2,300     49,463
    NSK, Ltd.................................................  21,600    235,910
    NTN Corp.................................................  73,100    322,706
    NTT Data Corp............................................  29,700    338,304
    NTT DOCOMO, Inc..........................................  52,600  1,354,183
    NTT Urban Development Corp...............................  14,300    147,770
    NuFlare Technology, Inc..................................     600     36,927
    OAK Capital Corp.........................................   8,300     15,442

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               SHARES  VALUE>>
                                                               ------ ----------
JAPAN -- (Continued)
    Obara Group, Inc..........................................  1,100 $   64,763
    Obayashi Corp............................................. 73,900    771,528
    Obic Co., Ltd.............................................  2,000    171,815
    Odakyu Electric Railway Co., Ltd.......................... 11,700    247,815
    Odelic Co., Ltd...........................................    400     15,666
    Oenon Holdings, Inc.......................................  5,000     20,418
    Ogaki Kyoritsu Bank, Ltd. (The)...........................  3,600     94,248
    Ohashi Technica, Inc......................................  1,000     15,796
    Ohsho Food Service Corp...................................    600     35,636
    Oiles Corp................................................  1,800     37,111
    Oita Bank, Ltd. (The).....................................  1,000     35,307
    Oji Holdings Corp......................................... 47,000    278,878
    Okabe Co., Ltd............................................  4,100     40,269
    Okamoto Industries, Inc...................................  6,000     68,970
    Okamura Corp..............................................  5,400     77,927
    Okasan Securities Group, Inc.............................. 16,000     76,377
    Oki Electric Industry Co., Ltd............................ 10,000    122,268
    Okinawa Cellular Telephone Co.............................  1,300     49,842
    OKK Corp..................................................  1,900     19,134
    OKUMA Corp................................................  2,600    146,812
    Okumura Corp..............................................  3,100    101,891
    Okura Industrial Co., Ltd.................................    400      9,352
    Okuwa Co., Ltd............................................  2,000     20,118
#   Olympic Group Corp........................................  2,900     23,467
    Olympus Corp.............................................. 22,600    917,487
    Omron Corp................................................  9,100    411,854
    Ono Pharmaceutical Co., Ltd............................... 11,600    274,099
#   Onoken Co., Ltd...........................................  1,100     18,938
    Onward Holdings Co., Ltd.................................. 20,700    140,966
    Ootoya Holdings Co., Ltd..................................    700     13,827
*   Open Door, Inc............................................    700     13,434
    Open House Co., Ltd.......................................  5,600    307,073
#   OPT Holding, Inc..........................................  1,200     26,242
#   Optex Group Co., Ltd......................................  1,600     47,138
    Oracle Corp...............................................  2,300    193,050
    Organo Corp...............................................  1,200     31,260
#   Orient Corp............................................... 54,900     76,701
    Oriental Land Co., Ltd....................................  8,000    869,879
    Origin Electric Co., Ltd..................................    400      8,174
    Osaka Gas Co., Ltd........................................ 19,800    381,056
    Osaka Soda Co., Ltd.......................................  1,500     44,499
    Osaki Electric Co., Ltd...................................  5,200     37,759
    OSG Corp..................................................  8,700    195,750
    OSJB Holdings Corp........................................ 11,900     29,437
    Otsuka Corp...............................................  7,400    288,622
    Otsuka Holdings Co., Ltd..................................  2,800    129,305
    Otsuka Kagu, Ltd..........................................    300      1,013
    OUG Holdings, Inc.........................................    500     12,572
    Outsourcing, Inc.......................................... 12,800    276,144
    Oyo Corp..................................................  4,300     53,685
    Pacific Industrial Co., Ltd...............................  3,600     59,036
    Pack Corp. (The)..........................................  1,000     31,821
    PAL GROUP Holdings Co., Ltd...............................  1,100     25,929
    PALTAC Corp...............................................  2,400    126,861
    Panasonic Corp............................................ 81,100  1,042,063
    Panasonic Corp., Sponsored ADR............................ 24,160    309,973
    Paraca, Inc...............................................    900     21,577
    Paramount Bed Holdings Co., Ltd...........................  1,800     76,256
    Parco Co., Ltd............................................  2,200     24,963

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE>>
                                                              ------- ----------
JAPAN -- (Continued)
    Paris Miki Holdings, Inc.................................   2,800 $   12,470
    Park24 Co., Ltd..........................................  11,300    317,087
#   Pasona Group, Inc........................................   3,300     56,255
    PC Depot Corp............................................   4,020     19,504
    Pegasus Sewing Machine Manufacturing Co., Ltd............     400      3,678
    Penta-Ocean Construction Co., Ltd........................  44,000    277,240
#   Pepper Food Service Co., Ltd.............................     600     21,986
*   PeptiDream, Inc..........................................   1,700     66,215
    Persol Holdings Co., Ltd.................................  18,600    405,446
    PIA Corp.................................................     400     19,706
    Pickles Corp.............................................   1,200     23,860
    Pigeon Corp..............................................  12,100    582,459
    Pilot Corp...............................................   2,900    167,429
    Piolax, Inc..............................................   1,500     36,454
#*  Pioneer Corp.............................................  44,000     59,888
    Plant Co., Ltd...........................................   1,200     14,516
#   Plenus Co., Ltd..........................................   1,100     17,784
    Pola Orbis Holdings, Inc.................................   7,000    271,266
    Poletowin Pitcrew Holdings, Inc..........................   1,600     38,069
    Press Kogyo Co., Ltd.....................................   6,000     37,918
    Pressance Corp...........................................   6,900    105,028
    Prestige International, Inc..............................   4,600     53,663
    Pronexus, Inc............................................     600      7,000
    Prospect Co., Ltd........................................  33,000     13,896
    Proto Corp...............................................   1,100     13,533
    PS Mitsubishi Construction Co., Ltd......................   4,900     26,573
    Punch Industry Co., Ltd..................................   2,000     19,238
    Qol Co., Ltd.............................................   3,300     54,361
    Quick Co., Ltd...........................................     800     12,814
    Raito Kogyo Co., Ltd.....................................   5,500     60,340
    Rakus Co., Ltd...........................................     800     12,811
    Rakuten, Inc............................................. 175,700  1,238,605
#   Raysum Co., Ltd..........................................   1,900     29,748
    Recruit Holdings Co., Ltd................................  72,000  1,972,904
    Relia, Inc...............................................   1,400     20,257
    Relo Group, Inc..........................................  14,100    381,926
    Renaissance, Inc.........................................     700     15,118
    Renesas Easton Co., Ltd..................................   2,400     11,850
    Rengo Co., Ltd...........................................  25,900    236,850
#*  Renown, Inc..............................................   2,100      2,601
    Resona Holdings, Inc.....................................  47,500    270,167
    Retail Partners Co., Ltd.................................     900     12,331
    Rheon Automatic Machinery Co., Ltd.......................   1,500     25,173
    Rhythm Watch Co., Ltd....................................     900     16,872
    Ricoh Co., Ltd...........................................  56,700    553,539
    Ricoh Leasing Co., Ltd...................................   3,500    114,481
#   Right On Co., Ltd........................................   1,300     12,706
    Riken Keiki Co., Ltd.....................................   1,500     32,502
    Riken Technos Corp.......................................   2,100     10,674
    Rinnai Corp..............................................   1,000     86,606
    Rion Co., Ltd............................................     700     15,786
#   Riso Kagaku Corp.........................................   2,100     43,644
    Riso Kyoiku Co., Ltd.....................................   2,900     22,574
    Rock Field Co., Ltd......................................   1,200     19,756
    Rohto Pharmaceutical Co., Ltd............................   6,500    195,482
    Rokko Butter Co., Ltd....................................   1,000     20,776
    Roland DG Corp...........................................   1,200     28,043
#   Rorze Corp...............................................   1,000     20,453
    Round One Corp...........................................   4,500     67,005

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES VALUE>>
                                                                 ------ --------
JAPAN -- (Continued)
#   RS Technologies Co., Ltd....................................    600 $ 36,335
    Ryobi, Ltd..................................................  2,400   80,225
    Ryoden Corp.................................................  1,000   15,773
    Ryohin Keikaku Co., Ltd.....................................  1,700  545,639
    Ryosan Co., Ltd.............................................  3,700  139,821
    Ryoyo Electro Corp..........................................  4,500   72,406
    S Foods, Inc................................................  1,100   43,273
    Sac's Bar Holdings, Inc.....................................  1,600   13,919
    Sagami Rubber Industries Co., Ltd...........................  2,000   45,655
    Saizeriya Co., Ltd..........................................  1,800   37,302
    Sakai Chemical Industry Co., Ltd............................  2,200   61,669
    Sakai Heavy Industries, Ltd.................................    400   13,472
    Sakai Moving Service Co., Ltd...............................    700   37,045
    Sakai Ovex Co., Ltd.........................................    700   16,059
    Sakata INX Corp.............................................  6,100   87,891
    Sakura Internet, Inc........................................  3,000   20,082
    Sala Corp...................................................  1,800   11,382
    SAMTY Co., Ltd..............................................  1,600   28,312
    San Holdings, Inc...........................................  1,000   21,851
*   San ju San Financial Group, Inc.............................  1,510   29,116
    San-A Co., Ltd..............................................  1,800   82,768
    San-Ai Oil Co., Ltd......................................... 12,100  155,301
*   Sanden Holdings Corp........................................  1,400   18,590
    Sanei Architecture Planning Co., Ltd........................    500    8,867
    Sangetsu Corp...............................................  4,500   86,512
    San-In Godo Bank, Ltd. (The)................................ 14,100  132,482
#   Sanken Electric Co., Ltd.................................... 12,000   65,284
    Sanki Engineering Co., Ltd..................................  9,300   95,493
    Sankyo Co., Ltd.............................................  4,300  169,451
    Sankyo Frontier Co., Ltd....................................  1,000   30,320
    Sankyo Seiko Co., Ltd.......................................  3,200   13,813
    Sankyo Tateyama, Inc........................................  1,400   17,783
    Sankyu, Inc.................................................  5,800  305,666
    Sanoh Industrial Co., Ltd...................................  2,800   18,268
    Sansei Technologies, Inc....................................    900   13,177
#   Sansha Electric Manufacturing Co., Ltd......................  1,000   12,079
    Sanshin Electronics Co., Ltd................................  2,400   41,996
    Santen Pharmaceutical Co., Ltd.............................. 17,300  289,368
    Sanwa Holdings Corp......................................... 48,700  553,916
    Sanyo Chemical Industries, Ltd..............................  2,000   92,633
    Sanyo Denki Co., Ltd........................................    800   43,839
    Sanyo Electric Railway Co., Ltd.............................  1,400   34,617
    Sanyo Housing Nagoya Co., Ltd...............................    200    2,168
#   Sanyo Shokai, Ltd...........................................    900   16,408
    Sanyo Trading Co., Ltd......................................    700   12,957
    Sapporo Holdings, Ltd.......................................  8,900  215,278
    Sato Holdings Corp..........................................  4,600  134,660
    Sato Shoji Corp.............................................  1,000   11,828
    Satori Electric Co., Ltd....................................  2,100   17,320
    Sawada Holdings Co., Ltd....................................  1,300   11,721
#   Sawai Pharmaceutical Co., Ltd...............................  2,600  122,916
    SBI Holdings, Inc........................................... 30,800  840,815
    SBS Holdings, Inc...........................................  2,200   26,238
    Scala, Inc..................................................  2,600   25,054
    SCREEN Holdings Co., Ltd....................................  5,100  372,076
    Scroll Corp.................................................  2,500   13,016
    SCSK Corp...................................................  4,643  219,540
    SEC Carbon, Ltd.............................................    200   21,937
    Secom Co., Ltd.............................................. 12,400  947,763

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE>>
                                                              ------- ----------
JAPAN -- (Continued)
    Seed Co., Ltd............................................   2,100 $   40,457
    Sega Sammy Holdings, Inc.................................  13,400    213,804
    Seibu Holdings, Inc......................................  13,500    227,817
    Seika Corp...............................................   1,000     21,324
    Seikagaku Corp...........................................   2,700     37,082
*   Seikitokyu Kogyo Co., Ltd................................   2,600     17,082
    Seiko Epson Corp.........................................  16,400    296,064
    Seiko Holdings Corp......................................   3,200     70,394
    Seino Holdings Co., Ltd..................................  13,300    232,291
    Seiren Co., Ltd..........................................   4,800     86,170
#   Sekisui House, Ltd.......................................  36,900    628,979
    Sekisui Jushi Corp.......................................   2,000     36,049
    Sekisui Plastics Co., Ltd................................   4,400     40,517
    Senko Group Holdings Co., Ltd............................  13,320    104,831
    Senshu Electric Co., Ltd.................................     600     17,974
    Senshu Ikeda Holdings, Inc...............................  18,700     66,491
*   Senshukai Co., Ltd.......................................   5,500     25,941
    Septeni Holdings Co., Ltd................................   9,500     15,328
#   Seria Co., Ltd...........................................   4,500    206,752
    Seven & I Holdings Co., Ltd..............................  34,300  1,400,808
    Seven Bank, Ltd.......................................... 149,000    451,025
    SFP Holdings Co., Ltd....................................     900     14,967
#   Sharp Corp...............................................   5,600    130,198
#   Shibaura Electronics Co., Ltd............................     400     16,970
#   Shibaura Mechatronics Corp...............................   5,000     17,249
    Shibusawa Warehouse Co., Ltd. (The)......................     900     13,453
    Shibuya Corp.............................................   2,100     67,541
*   SHIFT, Inc...............................................     500     21,568
    Shiga Bank, Ltd. (The)...................................  21,000    111,319
    Shikoku Bank, Ltd. (The).................................   2,400     30,844
    Shikoku Chemicals Corp...................................   5,700     81,437
    Shima Seiki Manufacturing, Ltd...........................   2,000    108,778
    Shimachu Co., Ltd........................................   3,700    117,584
    Shimadzu Corp............................................  12,000    342,209
    Shimamura Co., Ltd.......................................   1,800    168,437
    Shimano, Inc.............................................   2,400    346,100
    Shimizu Bank, Ltd. (The).................................   1,200     23,049
    Shimizu Corp.............................................  54,100    566,232
    Shin Nippon Air Technologies Co., Ltd....................   1,200     17,413
*   Shin Nippon Biomedical Laboratories, Ltd.................   2,100      9,423
    Shinagawa Refractories Co., Ltd..........................     400     15,671
    Shindengen Electric Manufacturing Co., Ltd...............     600     28,588
    Shin-Etsu Chemical Co., Ltd..............................   8,500    859,874
    Shin-Etsu Polymer Co., Ltd...............................   6,200     55,896
*   Shinkawa, Ltd............................................     400      3,195
    Shinko Electric Industries Co., Ltd......................   8,000     76,686
    Shinko Plantech Co., Ltd.................................   6,800     64,179
    Shinko Shoji Co., Ltd....................................   2,100     31,634
    Shinmaywa Industries, Ltd................................  10,000    121,046
    Shinnihon Corp...........................................   3,200     40,523
    Shinoken Group Co., Ltd..................................   2,800     49,395
    Shinsei Bank, Ltd........................................  16,400    258,301
    Shinsho Corp.............................................     800     23,452
#   Shinwa Co., Ltd..........................................     600     13,271
    Shionogi & Co., Ltd......................................  11,500    627,699
    Ship Healthcare Holdings, Inc............................   5,400    209,972
    Shiseido Co., Ltd........................................  27,800  2,048,039
    Shizuoka Bank, Ltd. (The)................................  14,000    129,395
    Shizuoka Gas Co., Ltd....................................   9,400     87,685

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE>>
                                                              ------- ----------
JAPAN -- (Continued)
#   Shoei Co., Ltd...........................................     800 $   34,238
    Shoei Foods Corp.........................................   1,500     51,977
    Shofu, Inc...............................................   1,900     23,221
    Showa Corp...............................................   4,300     72,321
    Showa Denko K.K..........................................  10,700    510,348
    Showa Sangyo Co., Ltd....................................   1,800     47,453
    Showa Shell Sekiyu K.K...................................  28,400    466,113
#   SIGMAXYZ, Inc............................................   1,100     13,704
    Sinanen Holdings Co., Ltd................................     800     19,833
    Sinfonia Technology Co., Ltd.............................  11,000     38,521
    Sinko Industries, Ltd....................................   1,300     23,962
    Sintokogio, Ltd..........................................   7,200     66,643
    SK-Electronics Co., Ltd..................................   1,200     20,097
    SKY Perfect JSAT Holdings, Inc...........................  22,100    105,522
#   Skylark Holdings Co., Ltd................................   9,400    136,712
    SMC Corp.................................................   1,400    474,402
    SMK Corp.................................................   4,000     11,404
#   SMS Co., Ltd.............................................   7,600    154,699
    SNT Corp.................................................   2,900     11,478
    Sodick Co., Ltd..........................................   8,000     73,059
    Soft99 Corp..............................................   1,100     11,393
    SoftBank Group Corp......................................  54,884  4,584,066
#   Softbank Technology Corp.................................   1,200     21,410
    Software Service, Inc....................................     200     14,255
    Sogo Medical Co., Ltd....................................   2,500     49,303
    Sohgo Security Services Co., Ltd.........................   5,100    233,929
    Solasto Corp.............................................   5,100     49,171
    Sompo Holdings, Inc......................................  12,400    503,987
    Sony Corp................................................  60,400  3,246,307
    Sony Financial Holdings, Inc.............................   4,200     80,709
    Sotetsu Holdings, Inc....................................   4,000    123,764
#   Sourcenext Corp..........................................   3,100     23,755
    Space Co., Ltd...........................................     700      8,933
#   Sparx Group Co., Ltd.....................................  15,000     35,238
    SPK Corp.................................................     200      4,828
    S-Pool, Inc..............................................   1,500     20,949
    Square Enix Holdings Co., Ltd............................   5,100    241,124
    SRA Holdings.............................................     400     11,619
    Srg Takamiya Co., Ltd....................................   3,400     21,655
    SRS Holdings Co., Ltd....................................   2,600     23,363
    St Marc Holdings Co., Ltd................................   1,200     29,218
    Star Micronics Co., Ltd..................................   3,000     54,008
    Start Today Co., Ltd.....................................  14,300    575,167
    Starts Corp., Inc........................................   4,400    102,047
    St-Care Holding Corp.....................................   1,700     10,596
    Stella Chemifa Corp......................................   1,700     52,987
#   Strike Co., Ltd..........................................     600     20,058
    Studio Alice Co., Ltd....................................   1,400     32,306
    Subaru Corp..............................................  29,300    856,305
    Sugi Holdings Co., Ltd...................................   2,600    139,512
    Sugimoto & Co., Ltd......................................     600     10,495
#   Sumida Corp..............................................   1,700     18,332
    Suminoe Textile Co., Ltd.................................     500     13,870
    Sumitomo Bakelite Co., Ltd...............................  20,000    202,252
    Sumitomo Chemical Co., Ltd............................... 175,231  1,009,107
    Sumitomo Dainippon Pharma Co., Ltd.......................   9,700    188,242
    Sumitomo Densetsu Co., Ltd...............................   2,700     46,745
    Sumitomo Electric Industries, Ltd........................  34,600    532,257
    Sumitomo Forestry Co., Ltd...............................  21,000    342,928

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               SHARES  VALUE>>
                                                               ------ ----------
JAPAN -- (Continued)
    Sumitomo Heavy Industries, Ltd............................ 13,200 $  459,871
    Sumitomo Metal Mining Co., Ltd............................ 10,600    381,036
    Sumitomo Mitsui Construction Co., Ltd..................... 28,100    220,342
    Sumitomo Mitsui Financial Group, Inc...................... 56,500  2,242,357
    Sumitomo Mitsui Trust Holdings, Inc....................... 14,000    556,103
    Sumitomo Realty & Development Co., Ltd.................... 16,000    586,230
    Sumitomo Riko Co., Ltd....................................  4,100     45,832
    Sumitomo Rubber Industries, Ltd...........................  1,003     16,627
    Sumitomo Seika Chemicals Co., Ltd.........................  1,500     74,945
    Sumitomo Warehouse Co., Ltd. (The)........................ 12,000     77,573
    Sun Frontier Fudousan Co., Ltd............................  3,900     46,936
    Suncall Corp..............................................  2,600     16,520
    Sundrug Co., Ltd..........................................  4,300    172,227
    Suntory Beverage & Food, Ltd..............................  7,700    327,567
    Sun-Wa Technos Corp.......................................  1,100     15,466
    Suruga Bank, Ltd.......................................... 10,500     94,076
    Sushiro Global Holdings, Ltd..............................    300     16,685
    Suzuken Co., Ltd..........................................  5,090    222,894
    Suzuki Co., Ltd...........................................    700      5,823
    Suzuki Motor Corp......................................... 17,300  1,017,550
    SWCC Showa Holdings Co., Ltd..............................  2,900     18,971
    Sysmex Corp...............................................  8,500    806,023
    Systena Corp..............................................  6,800     83,160
    Syuppin Co., Ltd..........................................  1,800     29,530
    T Hasegawa Co., Ltd.......................................  2,100     45,668
    T RAD Co., Ltd............................................    800     23,233
    T&D Holdings, Inc......................................... 29,700    443,779
    T&K Toka Co., Ltd.........................................  1,000     11,526
    Tachibana Eletech Co., Ltd................................  1,000     17,378
    Tachikawa Corp............................................  1,000     12,249
    Tachi-S Co., Ltd..........................................  2,800     47,014
    Tadano, Ltd...............................................  9,500    123,857
    Taihei Dengyo Kaisha, Ltd.................................  2,400     61,908
    Taiho Kogyo Co., Ltd......................................  1,600     17,993
    Taikisha, Ltd.............................................  2,900     84,158
    Taiko Bank, Ltd. (The)....................................    700     14,242
    Taisei Corp............................................... 13,400    745,229
    Taisho Pharmaceutical Holdings Co., Ltd...................  1,400    158,592
    Taiyo Holdings Co., Ltd...................................  1,900     81,998
    Taiyo Nippon Sanso Corp...................................  5,800     89,092
    Takamatsu Construction Group Co., Ltd.....................  1,400     42,020
    Takano Co., Ltd...........................................    200      1,962
    Takaoka Toko Co., Ltd.....................................  1,400     22,040
    Takara Bio, Inc...........................................  1,100     24,486
    Takara Holdings, Inc......................................  7,900     92,303
    Takara Standard Co., Ltd..................................  5,100     90,656
    Takasago International Corp...............................  2,800     95,831
    Takasago Thermal Engineering Co., Ltd.....................  6,400    125,766
    Takashimaya Co., Ltd...................................... 36,000    301,500
#   Take And Give Needs Co., Ltd..............................  1,500     22,369
    TAKEBISHI Corp............................................  1,000     15,257
#   Takeda Pharmaceutical Co., Ltd............................ 34,800  1,469,356
    Takeei Corp...............................................  3,000     28,063
    Takeuchi Manufacturing Co., Ltd...........................  4,600    107,766
    Takihyo Co., Ltd..........................................    900     18,927
    Takisawa Machine Tool Co., Ltd............................  1,100     17,897
    Takuma Co., Ltd........................................... 12,000    147,100
    Tama Home Co., Ltd........................................  2,100     19,941
    Tamron Co., Ltd...........................................  1,000     18,834

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               SHARES  VALUE>>
                                                               ------ ----------
JAPAN -- (Continued)
    Tamura Corp...............................................  4,000 $   26,532
    Tanseisha Co., Ltd........................................  3,700     45,500
#   Tateru, Inc...............................................  4,000     66,800
    Tatsuta Electric Wire and Cable Co., Ltd..................  7,100     40,408
    Tayca Corp................................................  2,000     41,886
#   Tbk Co., Ltd..............................................  3,900     17,883
    TechMatrix Corp...........................................  1,500     30,507
    TechnoPro Holdings, Inc...................................  6,700    425,263
    Tecnos Japan, Inc.........................................  1,300     11,400
    Teijin, Ltd............................................... 38,300    715,333
    Teikoku Electric Manufacturing Co., Ltd...................  1,000     12,937
    Teikoku Sen-I Co., Ltd....................................  1,100     23,619
    Teikoku Tsushin Kogyo Co., Ltd............................    900     10,207
    Tekken Corp...............................................  1,800     46,845
    Tenma Corp................................................  2,100     38,243
#   Tenpos Holdings Co., Ltd..................................    900     17,516
    Terumo Corp...............................................  7,100    390,046
    T-Gaia Corp...............................................  2,700     65,313
    THK Co., Ltd..............................................  5,200    141,648
    Tigers Polymer Corp.......................................  1,800     12,488
    TIS, Inc..................................................  9,800    470,636
    TKC Corp..................................................  1,500     55,905
    Toa Corp. (6894434).......................................  2,800     28,787
    Toa Corp. (6894508).......................................  2,600     67,450
    Toa Oil Co., Ltd..........................................  3,000      6,397
    TOA ROAD Corp.............................................    300     10,286
    Toagosei Co., Ltd......................................... 16,300    190,996
    Tobishima Corp............................................ 13,200     24,024
    Tobu Railway Co., Ltd.....................................  7,900    232,874
    TOC Co., Ltd..............................................  5,100     37,939
    Tocalo Co., Ltd...........................................  7,600     87,099
    Tochigi Bank, Ltd. (The)..................................  5,000     18,461
    Toda Corp................................................. 31,000    271,470
    Toei Animation Co., Ltd...................................  1,200     43,080
    Toei Co., Ltd.............................................  1,200    125,875
    Toenec Corp...............................................  1,600     47,415
    Toho Bank, Ltd. (The)..................................... 16,900     67,231
    Toho Co., Ltd.............................................  6,000    179,157
    Toho Co., Ltd.............................................    800     16,587
    Toho Gas Co., Ltd......................................... 12,600    430,458
#   Toho Holdings Co., Ltd.................................... 14,700    362,064
#   Toho Titanium Co., Ltd....................................  4,300     47,153
    Toho Zinc Co., Ltd........................................  1,600     59,241
#   Tohoku Bank, Ltd. (The)...................................  1,300     16,447
    Tohokushinsha Film Corp...................................  2,900     18,866
#   Tokai Carbon Co., Ltd..................................... 23,100    423,886
    Tokai Corp................................................  1,800     39,434
    TOKAI Holdings Corp.......................................  7,500     74,202
    Tokai Rika Co., Ltd.......................................  5,000    103,846
    Tokai Tokyo Financial Holdings, Inc....................... 13,000     74,878
    Token Corp................................................  1,720    132,617
    Tokio Marine Holdings, Inc................................ 33,600  1,598,551
    Tokushu Tokai Paper Co., Ltd..............................  1,000     38,711
#*  Tokyo Base Co., Ltd.......................................  3,100     17,323
    Tokyo Broadcasting System Holdings, Inc...................  4,700     97,481
    Tokyo Century Corp........................................  5,200    284,203
    Tokyo Dome Corp...........................................  7,400     61,999
    Tokyo Electron Device, Ltd................................  1,000     19,077
    Tokyo Electron, Ltd.......................................  7,500  1,314,749

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES VALUE>>
                                                                 ------ --------
JAPAN -- (Continued)
    Tokyo Energy & Systems, Inc.................................  2,000 $ 21,862
    Tokyo Gas Co., Ltd.......................................... 25,800  630,175
#   Tokyo Individualized Educational Institute, Inc.............  1,300   13,725
    Tokyo Keiki, Inc............................................  1,000   10,520
    Tokyo Kiraboshi Financial Group, Inc........................  2,785   64,147
    Tokyo Ohka Kogyo Co., Ltd...................................  5,100  185,083
#   Tokyo Rope Manufacturing Co., Ltd...........................  1,800   28,928
    Tokyo Seimitsu Co., Ltd.....................................  3,500  118,809
    Tokyo Tatemono Co., Ltd..................................... 22,200  298,906
    Tokyotokeiba Co., Ltd.......................................    700   28,359
    Tokyu Construction Co., Ltd................................. 12,200  123,175
    Tokyu Corp.................................................. 22,182  381,905
    Tokyu Fudosan Holdings Corp................................. 74,400  505,729
    Tokyu Recreation Co., Ltd...................................    600   25,946
    Toli Corp...................................................  4,700   15,205
    Tomato Bank, Ltd............................................  1,400   19,181
    Tomoe Corp..................................................  6,200   26,381
    Tomoe Engineering Co., Ltd..................................  1,200   25,702
    Tomoku Co., Ltd.............................................    600   11,114
    TOMONY Holdings, Inc........................................ 11,500   51,729
    Tomy Co., Ltd............................................... 13,400  111,195
    Tonami Holdings Co., Ltd....................................    300   17,724
    Topcon Corp................................................. 11,600  201,159
    Toppan Forms Co., Ltd.......................................  7,500   76,367
    Toppan Printing Co., Ltd.................................... 16,000  123,109
    Topre Corp..................................................  2,800   73,689
    Topy Industries, Ltd........................................  2,800   76,836
    Toray Industries, Inc....................................... 69,207  536,341
    Toridoll Holdings Corp......................................  2,500   55,568
    Torigoe Co., Ltd. (The).....................................  2,000   17,976
#   Torikizoku Co., Ltd.........................................  1,000   21,799
    Torishima Pump Manufacturing Co., Ltd.......................  1,100   10,015
    Tosei Corp..................................................  3,900   38,393
*   Toshiba Corp................................................ 60,000  183,342
    Toshiba Machine Co., Ltd.................................... 18,000   88,223
    Toshiba Plant Systems & Services Corp.......................  2,800   61,980
    Toshiba TEC Corp............................................ 19,000  110,684
    Tosho Co., Ltd..............................................    600   21,432
#   Tosho Printing Co., Ltd.....................................  4,800   42,214
#   Totech Corp.................................................    500   11,627
    Totetsu Kogyo Co., Ltd......................................  2,500   75,852
    TOTO, Ltd...................................................  7,400  345,832
    Tottori Bank, Ltd. (The)....................................  1,400   20,954
#   Tow Co., Ltd................................................  1,500   10,841
    Towa Bank, Ltd. (The).......................................  2,800   29,986
    Towa Corp...................................................  2,800   27,587
    Towa Pharmaceutical Co., Ltd................................  1,200   66,750
    Toyo Construction Co., Ltd.................................. 11,900   50,908
    Toyo Corp...................................................  2,500   20,702
    Toyo Denki Seizo K.K........................................    200    3,035
#*  Toyo Engineering Corp.......................................  5,200   33,645
    Toyo Ink SC Holdings Co., Ltd...............................  7,600  208,108
    Toyo Kanetsu K.K............................................  2,100   71,863
#   Toyo Machinery & Metal Co., Ltd.............................  1,800   12,447
    Toyo Securities Co., Ltd....................................  9,000   20,282
    Toyo Seikan Group Holdings, Ltd............................. 19,100  352,221
    Toyo Suisan Kaisha, Ltd.....................................  8,200  296,802
    Toyo Tanso Co., Ltd.........................................  1,200   34,445
    Toyo Wharf & Warehouse Co., Ltd.............................    900   14,072

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              SHARES  VALUE>>
                                                              ------ ----------
JAPAN -- (Continued)
    Toyobo Co., Ltd.......................................... 12,423 $  210,281
    Toyoda Gosei Co., Ltd....................................  9,200    233,448
    Toyota Boshoku Corp......................................  9,500    176,668
    Toyota Industries Corp...................................  2,800    158,489
    Toyota Motor Corp., Sponsored ADR........................ 17,953  2,366,924
    Toyota Motor Corp........................................ 76,919  5,055,969
    TPR Co., Ltd.............................................  3,800     96,530
    Trancom Co., Ltd.........................................    800     58,798
#   Transaction Co., Ltd.....................................  1,000      7,890
    Transcosmos, Inc.........................................  2,000     51,688
    Trend Micro, Inc.........................................  7,700    454,967
    Tri Chemical Laboratories, Inc...........................    800     32,233
    Trusco Nakayama Corp.....................................  5,100    128,857
    Trust Tech, Inc..........................................  1,800     74,521
    TS Tech Co., Ltd.........................................  8,000    330,220
    TSI Holdings Co., Ltd.................................... 11,500     82,112
    Tsubaki Nakashima Co., Ltd...............................  3,900     92,590
    Tsubakimoto Chain Co..................................... 17,000    156,573
    Tsubakimoto Kogyo Co., Ltd...............................    600     20,173
    Tsugami Corp.............................................  6,000     57,878
    Tsukada Global Holdings, Inc.............................  4,200     24,027
    Tsukuba Bank, Ltd........................................  5,900     14,998
    Tsukui Corp..............................................  8,000     72,551
    Tsuruha Holdings, Inc....................................  1,800    221,425
    Tsurumi Manufacturing Co., Ltd...........................  1,900     36,728
    Tsutsumi Jewelry Co., Ltd................................  1,200     20,771
    TV Asahi Holdings Corp...................................  3,200     64,078
    Tv Tokyo Holdings Corp...................................    700     19,532
    UACJ Corp................................................  6,400    138,670
    Ulvac, Inc...............................................  6,100    240,506
    Unicharm Corp............................................ 21,300    648,660
    Uniden Holdings Corp..................................... 10,000     29,577
    UNIMAT Retirement Community Co., Ltd.....................  1,400     19,349
    Union Tool Co............................................    500     16,613
    Unipres Corp.............................................  2,700     54,887
    United Arrows, Ltd.......................................  2,800    108,940
    United Super Markets Holdings, Inc.......................  6,000     68,989
#   UNITED, Inc..............................................  1,000     20,922
*   Universal Entertainment Corp.............................  1,900     62,085
    Unizo Holdings Co., Ltd..................................  2,600     48,195
*   Usen-Next Holdings Co., Ltd..............................  1,300     16,876
#*  U-Shin, Ltd..............................................  2,100     13,902
    Ushio, Inc............................................... 13,900    181,098
    USS Co., Ltd............................................. 11,200    212,563
*   UT Group Co., Ltd........................................  4,100    143,163
*   Uzabase, Inc.............................................    700     20,849
    V Technology Co., Ltd....................................    500     88,665
    Valor Holdings Co., Ltd..................................  4,700    100,874
    ValueCommerce Co., Ltd...................................  1,000     17,239
#   Vector, Inc..............................................  3,800     82,367
*   VIA Holdings, Inc........................................  1,700     11,339
*   Vision, Inc..............................................  1,000     37,658
    Vital KSK Holdings, Inc..................................  6,000     62,123
    Vitec Holdings Co., Ltd..................................    700     13,631
    Voyage Group, Inc........................................  1,100     13,051
    VT Holdings Co., Ltd..................................... 12,700     64,643
    Wacoal Holdings Corp.....................................  6,800    187,359
    Wacom Co., Ltd...........................................  6,100     31,087
#   Wakachiku Construction Co., Ltd..........................  1,200     18,245

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              SHARES  VALUE>>
                                                              ------ ----------
JAPAN -- (Continued)
    Wakita & Co., Ltd........................................  6,900 $   83,040
    Warabeya Nichiyo Holdings Co., Ltd.......................  1,000     20,517
    Watahan & Co., Ltd.......................................    800     21,952
    WATAMI Co., Ltd..........................................    700      8,437
    WDB Holdings Co., Ltd....................................    500     17,497
    Weathernews, Inc.........................................    500     15,672
    Welcia Holdings Co., Ltd.................................  3,600    183,078
    West Japan Railway Co....................................  3,200    223,712
    Will Group, Inc..........................................    700      7,105
    WIN-Partners Co., Ltd....................................  1,100     16,408
    WirelessGate, Inc........................................  1,100     12,281
    Workman Co., Ltd.........................................    400     17,927
    World Holdings Co., Ltd..................................  1,000     31,956
    Wowow, Inc...............................................  1,300     39,420
    Xebio Holdings Co., Ltd..................................  4,400     65,591
    Yahagi Construction Co., Ltd.............................  3,600     29,888
#   Yahoo Japan Corp......................................... 61,500    233,983
    Yaizu Suisankagaku Industry Co., Ltd.....................    200      2,184
    Yakult Honsha Co., Ltd...................................  6,100    439,871
#   Yakuodo Co., Ltd.........................................    800     27,506
    YAMABIKO Corp............................................  4,800     63,449
    YAMADA Consulting Group Co., Ltd.........................    400     10,951
#   Yamada Denki Co., Ltd.................................... 37,500    186,005
    Yamagata Bank, Ltd. (The)................................  2,600     58,826
    Yamaguchi Financial Group, Inc........................... 12,000    135,988
    Yamaha Corp..............................................  5,100    238,646
    Yamaha Motor Co., Ltd.................................... 30,800    813,119
#   Yamaichi Electronics Co., Ltd............................  3,500     43,874
#   YA-MAN, Ltd..............................................  4,000     63,672
    Yamanashi Chuo Bank, Ltd. (The).......................... 12,000     45,551
#   Yamashin-Filter Corp.....................................  1,900     19,586
    Yamatane Corp............................................  1,400     25,880
    Yamato Corp..............................................  2,800     18,053
    Yamato Holdings Co., Ltd.................................  5,100    147,815
    Yamato International, Inc................................    400      2,164
    Yamaya Corp..............................................    500     13,055
    Yamazaki Baking Co., Ltd................................. 15,600    387,925
    Yamazen Corp.............................................  7,100     72,628
    Yaoko Co., Ltd...........................................  2,400    124,280
    Yaskawa Electric Corp.................................... 30,300  1,002,043
    Yasuda Logistics Corp....................................  1,500     12,513
#   Yasunaga Corp............................................  1,200     21,378
    Yellow Hat, Ltd..........................................  1,600     46,282
    Yodogawa Steel Works, Ltd................................  4,700    123,672
    Yokogawa Bridge Holdings Corp............................  3,400     62,765
    Yokogawa Electric Corp................................... 19,500    346,824
#   Yokohama Reito Co., Ltd..................................  4,500     40,453
    Yokowo Co., Ltd..........................................  1,600     28,286
    Yomeishu Seizo Co., Ltd..................................    800     17,678
    Yomiuri Land Co., Ltd....................................    300     12,854
    Yondenko Corp............................................    400      9,317
    Yondoshi Holdings, Inc...................................  1,700     38,473
    Yorozu Corp..............................................  2,000     31,878
#   Yoshinoya Holdings Co., Ltd..............................    900     15,228
    Yossix Co., Ltd..........................................    400     11,479
    Yuasa Trading Co., Ltd...................................  1,500     48,893
#   Yume No Machi Souzou Iinkai Co., Ltd.....................  2,400     55,115
    Yumeshin Holdings Co., Ltd...............................  7,200     74,231
    Yurtec Corp..............................................  7,300     60,050

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                           ------- ------------
JAPAN -- (Continued)
    Zenitaka Corp. (The)..................................     400 $     20,803
    Zenkoku Hosho Co., Ltd................................   4,700      206,850
    Zenrin Co., Ltd.......................................   3,750      102,645
    Zensho Holdings Co., Ltd..............................   7,500      167,155
    Zeon Corp.............................................  23,000      260,578
*   ZIGExN Co., Ltd.......................................   6,000       47,550
#   Zojirushi Corp........................................   4,200       54,133
    Zuiko Corp............................................     400       11,590
    Zuken, Inc............................................   1,000       14,535
                                                                   ------------
TOTAL JAPAN...............................................          230,865,427
                                                                   ------------
NETHERLANDS -- (3.6%)
    Aalberts Industries NV................................  13,775      624,198
    ABN AMRO Group NV.....................................  45,304    1,253,832
    Accell Group..........................................   1,936       40,303
    Aegon NV.............................................. 138,241      911,290
    Akzo Nobel NV.........................................  21,911    2,023,720
#*  Altice Europe NV, Class A.............................  16,909       56,347
*   Altice Europe NV, Class B.............................   5,130       17,051
#   AMG Advanced Metallurgical Group NV...................   1,481       87,439
    Amsterdam Commodities NV..............................   2,816       65,898
    APERAM SA.............................................   6,339      298,757
#   Arcadis NV............................................   7,022      128,217
#   ASM International NV..................................   3,759      216,400
    ASML Holding NV.......................................   3,597      770,344
#   ASML Holding NV.......................................  11,909    2,548,526
    ASR Nederland NV......................................  16,103      720,392
*   Basic-Fit NV..........................................     361       11,764
    BE Semiconductor Industries NV........................   8,138      175,941
#   Beter Bed Holding NV..................................   1,161        8,115
    BinckBank NV..........................................   5,442       32,947
    Brunel International NV...............................   2,332       38,128
    Coca-Cola European Partners P.L.C.....................  15,863      654,876
    Corbion NV............................................   8,971      307,156
    Flow Traders..........................................   1,978       58,766
    ForFarmers NV.........................................   4,648       52,810
#*  Fugro NV..............................................  24,621      354,238
*   Gemalto NV............................................   5,344      311,740
*   Gemalto NV............................................   1,107       64,568
    GrandVision NV........................................   2,918       66,987
*   Heijmans NV...........................................   2,550       32,525
    Heineken NV...........................................  10,642    1,075,287
    Hunter Douglas NV.....................................     379       29,133
    IMCD NV...............................................   4,414      320,693
    ING Groep NV, Sponsored ADR...........................  56,649      865,030
    ING Groep NV..........................................  88,753    1,356,745
    Intertrust NV.........................................   2,382       41,461
    KAS Bank NV...........................................   1,864       21,253
    Kendrion NV...........................................   2,131       92,345
    Koninklijke Ahold Delhaize NV, Sponsored ADR..........     838       21,308
    Koninklijke Ahold Delhaize NV.........................  47,817    1,216,018
    Koninklijke BAM Groep NV..............................  37,686      154,393
#   Koninklijke DSM NV....................................  13,240    1,411,118
#   Koninklijke KPN NV.................................... 666,070    1,925,757
    Koninklijke Philips NV................................  27,345    1,200,433
    Koninklijke Philips NV................................  15,186      665,450
    Koninklijke Vopak NV..................................  10,223      480,852
*   Lucas Bols NV.........................................     471        9,300
    Nederland Apparatenfabriek............................     620       33,450

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE>>
                                                            ------- -----------
NETHERLANDS -- (Continued)
    NN Group NV............................................  22,299 $   985,106
    Ordina NV..............................................  12,745      29,530
    PostNL NV..............................................  62,021     244,824
    Randstad NV............................................  23,649   1,496,700
    RELX NV, Sponsored ADR.................................   8,127     177,408
    RELX NV................................................  62,004   1,348,506
    Signify NV.............................................   4,244     117,518
    Sligro Food Group NV...................................   2,573     106,514
*   Takeaway.com NV........................................     393      26,233
    TKH Group NV...........................................   5,204     325,254
*   TomTom NV..............................................  12,830     131,028
    Unilever NV............................................  68,365   3,928,253
#   Unilever NV............................................  22,626   1,305,316
    Van Lanschot Kempen NV.................................     959      26,431
    Wessanen...............................................  13,303     198,089
    Wolters Kluwer NV......................................  33,530   2,019,138
                                                                    -----------
TOTAL NETHERLANDS..........................................          35,319,149
                                                                    -----------
NEW ZEALAND -- (0.4%)
    Auckland International Airport, Ltd....................  42,440     193,228
    Chorus, Ltd............................................  55,614     163,447
    Chorus, Ltd., ADR......................................     880      12,470
    Contact Energy, Ltd....................................  30,720     121,116
    EBOS Group, Ltd........................................   5,796      79,840
    Fisher & Paykel Healthcare Corp., Ltd..................  38,589     389,669
    Fletcher Building, Ltd.................................  45,223     216,714
    Fletcher Building, Ltd.................................   1,711       8,238
#   Fonterra Co-operative Group, Ltd.......................   7,350      25,662
    Freightways, Ltd.......................................  15,563      84,369
#   Gentrack Group, Ltd....................................   3,743      17,274
    Hallenstein Glasson Holdings, Ltd......................   4,953      17,272
    Heartland Bank, Ltd....................................  48,861      56,959
    Infratil, Ltd..........................................  70,587     166,584
    Investore Property, Ltd................................  12,036      12,484
    Kathmandu Holdings, Ltd................................   9,300      19,548
    Mainfreight, Ltd.......................................   4,854      91,626
    Mercury NZ, Ltd........................................  46,398     106,329
    Meridian Energy, Ltd...................................  77,486     165,938
    Metlifecare, Ltd.......................................   3,782      15,904
    NEW Zealand King Salmon Investments, Ltd...............   6,477      12,590
    New Zealand Refining Co., Ltd. (The)...................  11,163      18,489
    NZME, Ltd..............................................   3,265       1,847
    NZX, Ltd...............................................  21,052      15,784
    PGG Wrightson, Ltd.....................................  28,848      12,592
#   Port of Tauranga, Ltd..................................  14,966      50,833
    Restaurant Brands New Zealand, Ltd.....................   8,793      45,867
    Ryman Healthcare, Ltd..................................   8,658      71,844
    Sanford, Ltd...........................................   3,163      16,478
    Scales Corp., Ltd......................................  11,134      35,620
#   Skellerup Holdings, Ltd................................  11,410      15,949
    SKY Network Television, Ltd............................  27,062      50,069
    Spark New Zealand, Ltd................................. 251,037     662,835
    Steel & Tube Holdings, Ltd.............................   4,051       4,035
    Summerset Group Holdings, Ltd..........................  14,771      77,913
*   Synlait Milk, Ltd......................................   8,279      61,441
    Tourism Holdings, Ltd..................................  18,575      77,272
    Trade Me Group, Ltd....................................  65,985     218,385
    Turners Automotive Group, Ltd..........................   4,885      10,456
    Vista Group International, Ltd.........................   2,879       8,245

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              SHARES  VALUE>>
                                                              ------ ----------
NEW ZEALAND -- (Continued)
    Warehouse Group, Ltd. (The)..............................  5,791 $    7,974
    Z Energy, Ltd............................................ 89,361    437,618
                                                                     ----------
TOTAL NEW ZEALAND............................................         3,878,807
                                                                     ----------
NORWAY -- (0.8%)
    ABG Sundal Collier Holding ASA........................... 41,376     29,395
    AF Gruppen ASA...........................................  2,294     35,576
*   Akastor ASA.............................................. 28,173     58,355
*   Aker Solutions ASA....................................... 25,840    176,732
    American Shipping Co. ASA................................  3,443     12,116
    Atea ASA................................................. 16,236    232,069
    Austevoll Seafood ASA....................................  8,466    123,303
#*  Axactor AB...............................................  2,388      6,751
    B2Holding ASA............................................  9,763     20,923
    Bakkafrost P/F...........................................  3,185    195,712
    Bonheur ASA..............................................  1,304     18,652
    Borregaard ASA........................................... 11,983    113,756
#*  BW LPG, Ltd..............................................  2,364     10,711
#*  BW Offshore, Ltd......................................... 23,653    128,565
    Data Respons ASA.........................................  5,367     17,831
    DNB ASA.................................................. 55,692  1,121,456
*   DOF ASA.................................................. 21,762     21,370
    Ekornes ASA..............................................  1,838     31,045
    Entra ASA................................................ 11,832    172,763
    Europris ASA.............................................  2,251      5,856
*   FLEX LNG, Ltd............................................ 16,597     24,969
#   Frontline, Ltd...........................................  3,864     19,687
    Gjensidige Forsikring ASA................................ 15,577    250,027
    Golar LNG, Ltd...........................................    568     14,774
    Grieg Seafood ASA........................................  7,968     94,613
    Hexagon Composites ASA...................................  4,752     15,853
*   Kongsberg Automotive ASA................................. 23,789     27,702
    Kongsberg Gruppen ASA....................................  1,283     26,056
*   Kvaerner ASA............................................. 14,430     25,943
    Leroy Seafood Group ASA.................................. 51,677    406,409
    Marine Harvest ASA....................................... 24,768    541,586
*   Nordic Nanovector ASA....................................  2,120     16,580
#*  Nordic Semiconductor ASA................................. 13,537     81,600
    Norway Royal Salmon ASA..................................  1,022     25,949
*   Norwegian Finans Holding ASA.............................  9,054    110,595
    Norwegian Property ASA...................................  9,038     12,752
    Ocean Yield ASA..........................................  9,743     79,911
*   Odfjell Drilling, Ltd.................................... 11,990     46,041
    Olav Thon Eiendomsselskap ASA............................    976     18,505
    Orkla ASA................................................ 56,550    478,515
*   Otello Corp. ASA.........................................  7,829     18,632
#*  Petroleum Geo-Services ASA............................... 30,938    150,783
*   Prosafe SE...............................................    574      1,316
#*  Protector Forsikring ASA.................................  8,545     64,379
    Salmar ASA...............................................  2,746    140,111
    Sbanken ASA..............................................  3,278     31,754
    Scatec Solar ASA......................................... 16,067    123,795
    Schibsted ASA, Class A...................................  6,229    215,574
    Schibsted ASA, Class B...................................  8,103    262,697
    Selvaag Bolig ASA........................................  4,930     26,849
*   Solstad Farstad ASA...................................... 23,541     17,737
    SpareBank 1 SR-Bank ASA.................................. 11,277    125,257
    Storebrand ASA........................................... 79,249    675,037
    Subsea 7 SA.............................................. 19,936    288,696

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE>>
                                                             ------- ----------
NORWAY -- (Continued)
    TGS NOPEC Geophysical Co. ASA...........................  20,209 $  770,495
    Tomra Systems ASA.......................................   4,410     91,072
    Treasure ASA............................................   7,397     11,838
#   Veidekke ASA............................................   6,525     64,036
    Wilh Wilhelmsen Holding ASA, Class A....................   1,249     31,244
#   XXL ASA.................................................   8,040     49,315
                                                                     ----------
TOTAL NORWAY................................................          8,011,621
                                                                     ----------
PORTUGAL -- (0.1%)
    Altri SGPS SA...........................................   8,565     87,508
#   CTT-Correios de Portugal SA.............................  14,273     50,134
    Jeronimo Martins SGPS SA................................  19,678    292,398
    Mota-Engil SGPS SA......................................  25,583     85,500
    Navigator Co. SA (The)..................................  30,191    172,184
    NOS SGPS SA.............................................  38,131    222,101
#   REN - Redes Energeticas Nacionais SGPS SA...............  43,784    128,206
    Sonae Capital SGPS SA...................................  11,819     12,385
    Sonae SGPS SA........................................... 132,697    150,694
                                                                     ----------
TOTAL PORTUGAL..............................................          1,201,110
                                                                     ----------
SINGAPORE -- (0.8%)
    Accordia Golf Trust..................................... 113,300     49,529
    Ascendas India Trust....................................  36,600     29,044
    Banyan Tree Holdings, Ltd...............................  47,000     19,528
    Best World International, Ltd...........................  43,000     40,228
    Boustead Projects, Ltd..................................   5,100      3,393
    Boustead Singapore, Ltd.................................  50,700     30,718
    BreadTalk Group, Ltd....................................  21,400     18,253
    Bukit Sembawang Estates, Ltd............................   9,900     40,721
    Bund Center Investment, Ltd.............................   5,250      2,474
    Centurion Corp., Ltd....................................  30,100      9,822
    China Aviation Oil Singapore Corp., Ltd.................  18,200     20,071
    China Sunsine Chemical Holdings, Ltd....................  10,300     11,376
    Chip Eng Seng Corp., Ltd................................  45,000     26,644
    CITIC Envirotech, Ltd...................................  39,400     18,116
    City Developments, Ltd..................................  30,400    224,075
    ComfortDelGro Corp., Ltd................................ 120,700    208,634
*   COSCO Shipping International Singapore Co., Ltd......... 124,000     37,498
    CSE Global, Ltd.........................................  38,000     12,580
    Dairy Farm International Holdings, Ltd..................  22,400    183,014
    DBS Group Holdings, Ltd.................................  35,494    698,356
    Del Monte Pacific, Ltd..................................  92,600     12,930
    Delfi, Ltd..............................................  28,200     23,836
*   Ezion Holdings, Ltd..................................... 350,280     20,945
#*  Ezra Holdings, Ltd...................................... 194,482      1,477
    Far East Orchard, Ltd...................................  20,100     20,238
    Food Empire Holdings, Ltd...............................  44,600     20,495
    Fraser and Neave, Ltd...................................   9,200     13,933
    Frasers Property, Ltd...................................  33,300     41,395
    Frencken Group, Ltd.....................................  50,100     16,967
    Genting Singapore, Ltd.................................. 209,800    197,263
    GL, Ltd.................................................  35,200     20,183
    Great Eastern Holdings, Ltd.............................   3,000     60,914
    GuocoLand, Ltd..........................................  17,666     26,394
    Halcyon Agri Corp., Ltd.................................  28,372     10,853
    Haw Par Corp., Ltd......................................   5,500     55,766
    Health Management International, Ltd....................  27,500     11,832
    Hi-P International, Ltd.................................  16,200     15,048

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE>>
                                                             ------- ----------
SINGAPORE -- (Continued)
    Ho Bee Land, Ltd........................................   6,600 $   12,222
    Hong Fok Corp., Ltd.....................................  25,600     13,657
    Hong Leong Finance, Ltd.................................   5,500     10,816
    Hongkong Land Holdings, Ltd.............................  36,200    263,611
    Hutchison Port Holdings Trust........................... 689,300    176,058
    k1 Ventures, Ltd........................................  17,100      1,231
    Keppel Corp., Ltd.......................................  36,400    183,998
    Keppel Telecommunications & Transportation, Ltd.........   3,000      3,177
    Lian Beng Group, Ltd....................................  30,000     11,142
    M1, Ltd.................................................  42,400     51,082
    Mandarin Oriental International, Ltd....................   6,800     15,930
    Metro Holdings, Ltd.....................................  30,100     25,881
#*  Midas Holdings, Ltd..................................... 200,100     21,166
*   mm2 Asia, Ltd...........................................  33,200     10,746
    NSL, Ltd................................................   2,000      1,851
    OUE, Ltd................................................  33,500     39,168
    Oversea-Chinese Banking Corp., Ltd...................... 111,486    949,768
    Oxley Holdings, Ltd.....................................  44,484     11,780
*   Pacc Offshore Services Holdings, Ltd....................  40,700      9,435
    Perennial Real Estate Holdings, Ltd.....................  30,700     17,943
#   Q&M Dental Group Singapore, Ltd.........................  44,400     17,632
*   Raffles Education Corp., Ltd............................   6,903        808
    Raffles Medical Group, Ltd..............................  22,300     18,366
    RHT Health Trust........................................  49,000     27,899
    Riverstone Holdings, Ltd................................  18,900     15,280
    SATS, Ltd...............................................  69,660    265,970
    Sembcorp Marine, Ltd....................................  42,400     57,002
    Sheng Siong Group, Ltd..................................  71,000     55,818
    SIA Engineering Co., Ltd................................   9,700     21,170
    Sinarmas Land, Ltd...................................... 101,700     25,799
    Singapore Exchange, Ltd.................................  59,100    323,506
    Singapore Post, Ltd..................................... 174,000    171,504
#   Singapore Press Holdings, Ltd........................... 184,800    395,656
    Singapore Technologies Engineering, Ltd................. 108,500    272,983
    Singapore Telecommunications, Ltd....................... 202,500    477,904
    Singapore Telecommunications, Ltd....................... 108,800    255,881
#*  Sino Grandness Food Industry Group, Ltd.................  75,600     11,122
    Stamford Land Corp., Ltd................................  32,000     11,284
    StarHub, Ltd............................................  69,400     87,801
    Straits Trading Co., Ltd................................   8,300     12,517
    Sunningdale Tech, Ltd...................................  16,000     16,159
*   Swiber Holdings, Ltd....................................  50,250        753
    Tuan Sing Holdings, Ltd.................................  67,400     20,043
    UMS Holdings, Ltd.......................................  38,500     23,193
    United Engineers, Ltd...................................  47,800     94,120
    United Industrial Corp., Ltd............................  35,700     82,558
    United Overseas Bank, Ltd...............................  42,285    840,857
    UOB-Kay Hian Holdings, Ltd..............................  11,000     10,354
    UOL Group, Ltd..........................................  54,051    285,392
    Valuetronics Holdings, Ltd..............................  39,610     19,541
    Venture Corp., Ltd......................................  17,300    212,731
    Wheelock Properties Singapore, Ltd......................  25,300     40,782
    Wing Tai Holdings, Ltd..................................  73,100    111,285
*   Yongnam Holdings, Ltd...................................  42,375      7,969
                                                                     ----------
TOTAL SINGAPORE.............................................          8,376,844
                                                                     ----------
SPAIN -- (2.4%)
#   Acciona SA..............................................   6,090    522,952
    Acerinox SA.............................................  24,748    357,702

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE>>
                                                           --------- ----------
SPAIN -- (Continued)
    ACS Actividades de Construccion y Servicios SA........    18,264 $  800,435
*   Adveo Group International SA..........................       590      1,316
    Aena SME SA...........................................     2,925    531,105
    Almirall SA...........................................     4,652     66,570
    Amadeus IT Group SA...................................    33,578  2,864,403
#*  Amper SA..............................................   117,290     43,311
    Applus Services SA....................................    15,689    227,151
    Atresmedia Corp. de Medios de Comunicacion SA.........     9,050     70,874
#   Banco Bilbao Vizcaya Argentaria SA....................    38,096    279,074
    Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR.....    98,218    716,993
    Banco de Sabadell SA.................................. 1,015,770  1,691,018
    Banco Santander SA....................................   556,249  3,125,073
#   Banco Santander SA, Sponsored ADR.....................    13,065     73,034
    Bankia SA.............................................    32,324    127,068
    Bankinter SA..........................................    36,496    352,012
*   Baron de Ley..........................................       128     16,921
    Bolsas y Mercados Espanoles SHMSF SA..................     5,335    171,653
    CaixaBank SA..........................................   164,206    755,491
    Construcciones y Auxiliar de Ferrocarriles SA.........     2,326    103,025
*   Deoleo SA.............................................    93,743     17,604
#   Distribuidora Internacional de Alimentacion SA........    43,262     96,685
*   eDreams ODIGEO SA.....................................     3,371     15,222
    Elecnor SA............................................     1,739     25,001
    Enagas SA.............................................    37,367  1,044,654
    Ence Energia y Celulosa SA............................    17,159    161,856
    Ercros SA.............................................     3,762     21,477
    Euskaltel SA..........................................    10,428     97,067
    Faes Farma SA.........................................    21,495     93,801
    Ferrovial SA..........................................    26,575    548,537
    Fluidra SA............................................     2,687     37,740
*   Global Dominion Access SA.............................     8,527     44,504
    Grifols SA............................................     8,557    248,488
    Grupo Catalana Occidente SA...........................     3,881    165,706
*   Grupo Ezentis SA......................................    13,405     10,557
    Iberdrola S.A.........................................   123,226    958,072
*   Iberdrola SA..........................................     3,520     27,372
*   Indra Sistemas SA.....................................    28,914    350,792
    Industria de Diseno Textil SA.........................    43,226  1,416,542
    Laboratorios Farmaceuticos Rovi SA....................       843     16,015
*   Liberbank SA..........................................    94,216     55,372
    Mapfre SA.............................................   176,961    555,366
    Mediaset Espana Comunicacion SA.......................    32,271    253,883
*   Natra SA..............................................    11,402     10,994
    NH Hotel Group SA.....................................     8,316     61,078
    Obrascon Huarte Lain SA...............................    12,647     44,527
    Papeles y Cartones de Europa SA.......................     4,476     87,334
#*  Promotora de Informaciones SA, Class A................    31,004     65,964
    Prosegur Cia de Seguridad SA..........................    33,152    220,538
*   Realia Business SA....................................    20,172     25,150
    Red Electrica Corp. SA................................    42,861    908,445
    Sacyr S.A.............................................    30,761     98,005
*   Sacyr SA..............................................       641      2,046
    Siemens Gamesa Renewable Energy SA....................    18,943    267,209
    Talgo SA..............................................    10,713     57,373
    Tecnicas Reunidas SA..................................     5,033    169,911
#   Telefonica SA, Sponsored ADR..........................    24,925    225,322
    Telefonica SA.........................................   205,549  1,846,968
    Telepizza Group SA....................................     3,944     25,126
*   Tubacex SA............................................     7,070     26,031

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE>>
                                                             ------ -----------
SPAIN -- (Continued)
*   Tubos Reunidos SA.......................................  1,662 $       902
    Vidrala SA..............................................    676      64,715
*   Vocento SA..............................................  7,149      11,414
    Zardoya Otis SA......................................... 22,962     219,453
                                                                    -----------
TOTAL SPAIN.................................................         23,597,999
                                                                    -----------
SWEDEN -- (3.3%)
    Acando AB............................................... 12,563      46,376
    AddLife AB..............................................    927      22,154
    AddNode Group AB........................................     34         398
    AddTech AB, Class B.....................................  2,966      67,151
    AF AB, Class B.......................................... 10,035     249,781
    Ahlsell AB..............................................  8,998      52,737
    Alfa Laval AB........................................... 22,803     626,843
#   Alimak Group AB.........................................  1,631      27,099
    Arjo AB, Class B........................................ 21,153      71,713
    Assa Abloy AB, Class B.................................. 31,638     624,549
    Atlas Copco AB.......................................... 35,389   1,013,414
    Atlas Copco AB.......................................... 20,800     545,114
    Atrium Ljungberg AB, Class B............................  2,865      49,738
    Attendo AB..............................................  3,424      30,972
#   Avanza Bank Holding AB..................................  3,896     179,439
    Axfood AB............................................... 14,738     298,383
    Beijer Alma AB..........................................  3,470      49,104
    Beijer Ref AB...........................................  1,566      34,248
    Bergman & Beving AB.....................................  4,427      47,390
    Betsson AB.............................................. 19,611     175,047
    Bilia AB, Class A....................................... 18,688     159,601
#   BillerudKorsnas AB...................................... 37,455     446,236
    BioGaia AB, Class B.....................................  3,140     154,076
#   Bjorn Borg AB...........................................    385       1,003
    Boliden AB.............................................. 33,740   1,004,365
    Bonava AB...............................................    993      13,028
    Bonava AB, Class B...................................... 10,267     134,454
    Bravida Holding AB......................................  3,497      27,871
#   Bufab AB................................................  3,715      47,203
    Bulten AB...............................................  2,524      30,227
    Bure Equity AB..........................................  7,834      92,631
#   Byggmax Group AB........................................  8,649      41,204
    Castellum AB............................................ 17,597     317,417
    Catena AB...............................................    724      15,505
#   Clas Ohlson AB, Class B.................................  5,003      43,972
    Com Hem Holding AB...................................... 18,076     322,956
    Concentric AB...........................................  3,663      63,264
    Coor Service Management Holding AB......................  1,931      16,037
    Corem Property Group AB................................. 10,422      12,835
*   D Carnegie & Co. AB.....................................    712      13,294
    Dedicare AB, Class B....................................    813       5,331
    Dios Fastigheter AB..................................... 10,430      66,557
    Dometic Group AB........................................ 21,593     209,489
*   Doro AB.................................................  4,193      20,715
    Duni AB.................................................  4,395      56,518
    Dustin Group AB......................................... 11,030     113,646
    Eastnine AB.............................................  1,441      15,955
    Elanders AB, Class B....................................  1,312      11,836
    Electrolux AB, Series B................................. 14,937     350,365
    Elekta AB, Class B...................................... 39,582     555,738
#*  Eltel AB................................................  8,642      23,325
*   Epiroc AB............................................... 35,389     423,721

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE>>
                                                             ------- ----------
SWEDEN -- (Continued)
*   Epiroc AB...............................................  20,800 $  220,420
    Fabege AB...............................................  41,948    594,123
#   Fagerhult AB............................................     917      8,651
*   Fastighets AB Balder....................................  10,674    310,272
    FastPartner AB..........................................   1,839     11,371
    Fenix Outdoor International AG..........................     272     31,159
#*  Fingerprint Cards AB, Class B...........................  28,611     25,764
    Getinge AB, Class B.....................................  21,153    227,407
    Granges AB..............................................  16,814    210,485
    Gunnebo AB..............................................   4,301     13,421
    Haldex AB...............................................   4,557     48,220
    Hemfosa Fastigheter AB..................................  10,474    143,848
#   Hennes & Mauritz AB, Class B............................  41,769    650,327
    Hexagon AB, Class B.....................................   8,894    542,084
    Hexpol AB...............................................  30,998    333,433
    HIQ International AB....................................   3,867     23,588
    HMS Networks AB.........................................     429      6,605
#   Hoist Finance AB........................................   3,734     29,054
    Holmen AB, Class B......................................  18,397    409,504
    Hufvudstaden AB, Class A................................  11,791    182,440
#   Humana AB...............................................   1,764     11,723
    Husqvarna AB, Class A...................................   3,992     31,772
    Husqvarna AB, Class B...................................  58,640    463,288
#   ICA Gruppen AB..........................................  10,704    354,889
    Indutrade AB............................................  10,235    268,994
#   Intrum AB...............................................   7,271    195,625
    Inwido AB...............................................   8,465     62,497
#   ITAB Shop Concept AB, Class B...........................   2,638      9,236
    JM AB...................................................  15,668    288,492
    KappAhl AB..............................................   5,248     22,685
    Karo Pharma AB..........................................   6,717     27,435
    Kindred Group P.L.C.....................................  43,204    557,558
    Klovern AB, Class B.....................................  54,326     71,522
    KNOW IT AB..............................................   2,091     41,297
    Kungsleden AB...........................................  22,679    182,923
    Lagercrantz Group AB, Class B...........................   3,051     31,943
    Lifco AB, Class B.......................................   2,002     89,729
    Lindab International AB.................................  10,558     71,923
    Loomis AB, Class B......................................  12,387    388,709
#*  Medivir AB, Class B.....................................   1,257      5,437
#   Mekonomen AB............................................   2,114     37,847
    Millicom International Cellular SA......................   8,594    550,529
    Modern Times Group MTG AB, Class B......................   8,629    316,900
*   Momentum Group AB, Class B..............................   2,281     30,475
#   MQ Holding AB...........................................   2,128      3,665
    NCC AB, Class B.........................................  11,832    190,994
    Nederman Holding AB.....................................   1,500     18,062
    NetEnt AB...............................................  15,571     66,569
    New Wave Group AB, Class B..............................   9,840     59,526
    Nibe Industrier AB, Class B.............................  32,522    365,515
    Nobia AB................................................  14,388    108,141
    Nobina AB...............................................   8,669     60,064
    Nolato AB, Class B......................................   1,519    136,009
    Nordea Bank AB.......................................... 135,049  1,435,282
    Nordic Waterproofing Holding A.S........................   1,120     10,542
    NP3 Fastigheter AB......................................   2,467     16,803
    OEM International AB, Class B...........................     540     11,789
    Opus Group AB...........................................  14,527     11,141
    Oriflame Holding AG.....................................   6,031    200,588

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE>>
                                                            ------- -----------
SWEDEN -- (Continued)
    Pandox AB..............................................   8,340 $   156,759
    Peab AB................................................  25,972     209,305
    Platzer Fastigheter Holding AB, Class B................   1,640      11,743
    Pricer AB, Class B.....................................  17,492      22,339
    Proact IT Group AB.....................................   1,939      38,075
#*  Qliro Group AB.........................................   5,322       7,732
    Ratos AB, Class B......................................  29,729     110,676
#*  RaySearch Laboratories AB..............................   2,607      34,224
    Resurs Holding AB......................................   8,892      69,023
    Saab AB, Class B.......................................  10,592     488,404
    Sagax AB, Class B......................................   2,465      32,093
    Sandvik AB.............................................  52,911     967,513
    Scandic Hotels Group AB................................   3,110      32,453
    Sectra AB, Class B.....................................   1,509      41,244
    Securitas AB, Class B..................................  20,750     373,333
    Skandinaviska Enskilda Banken AB, Class C..............   1,278      14,089
    Skandinaviska Enskilda Banken AB, Class A..............  68,242     729,514
#   Skanska AB, Class B....................................  14,558     273,842
    SKF AB, Class A........................................   2,127      43,629
    SKF AB, Class B........................................  36,993     759,480
    SkiStar AB.............................................   2,503      58,514
    Svenska Cellulosa AB SCA, Class A......................   3,383      35,705
    Svenska Cellulosa AB SCA, Class B......................  57,053     590,324
    Svenska Handelsbanken AB, Class A......................  73,424     906,971
#   Svenska Handelsbanken AB, Class B......................   2,320      29,216
    Sweco AB, Class B......................................   6,675     179,490
    Swedbank AB, Class A...................................  42,125     996,143
*   Swedish Orphan Biovitrum AB............................  12,466     337,245
    Systemair AB...........................................     348       3,741
    Tele2 AB, Class B......................................  15,301     205,314
#   Telefonaktiebolaget LM Ericsson, Sponsored ADR.........  67,310     529,057
    Telefonaktiebolaget LM Ericsson, Class A...............   1,595      12,590
    Telefonaktiebolaget LM Ericsson, Class B...............  55,542     436,019
    Telia Co. AB........................................... 265,372   1,276,487
    Thule Group AB.........................................   8,079     188,799
    Trelleborg AB, Class B.................................   9,874     205,602
    Troax Group AB.........................................     923      31,487
    Vitrolife AB...........................................   5,490      71,438
    Volvo AB, Class A......................................  19,369     340,696
    Volvo AB, Class B...................................... 105,859   1,857,720
    Wallenstam AB, Class B.................................  27,134     278,925
    Wihlborgs Fastigheter AB...............................  15,476     184,081
                                                                    -----------
TOTAL SWEDEN...............................................          33,023,353
                                                                    -----------
SWITZERLAND -- (6.5%)
    ABB, Ltd., Sponsored ADR...............................  40,420     930,470
    ABB, Ltd...............................................  47,964   1,101,040
    Adecco Group AG........................................  24,141   1,484,121
*   Allreal Holding AG.....................................   2,129     331,243
    ALSO Holding AG........................................     902      98,587
#   ams AG.................................................   5,512     396,555
    APG SGA SA.............................................     245      87,080
*   Arbonia AG.............................................   5,721      96,969
#*  Aryzta AG..............................................  10,343     145,943
    Ascom Holding AG.......................................   4,903      89,108
    Autoneum Holding AG....................................     253      57,831
    Baloise Holding AG.....................................   6,401     998,169
    Bank Cler AG...........................................     529      27,894
    Banque Cantonale de Geneve.............................      44       8,087

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              SHARES  VALUE>>
                                                              ------ ----------
 SWITZERLAND -- (Continued)
     Banque Cantonale Vaudoise...............................    345 $  257,933
     Belimo Holding AG.......................................     26    109,379
     Bellevue Group AG.......................................  1,265     29,383
     Berner Kantonalbank AG..................................    486     99,623
     BFW Liegenschaften AG...................................    385     16,557
     BKW AG..................................................  2,064    139,321
     Bobst Group SA..........................................  1,036     95,942
     Bossard Holding AG, Class A.............................    856    171,695
     Bucher Industries AG....................................    753    243,977
     Burckhardt Compression Holding AG.......................    471    171,275
 #   Burkhalter Holding AG...................................    541     47,787
     Calida Holding AG.......................................    274      9,606
     Carlo Gavazzi Holding AG................................     32     10,407
     Cembra Money Bank AG....................................  2,897    265,695
     Cicor Technologies, Ltd.................................    223     14,809
     Cie Financiere Richemont SA............................. 16,432  1,439,096
     Cie Financiere Tradition SA.............................    170     18,210
     Clariant AG............................................. 34,760    831,157
     Coltene Holding AG......................................    282     31,551
     Conzzeta AG.............................................     86     93,937
     Credit Suisse Group AG.................................. 85,264  1,371,260
     Daetwyler Holding AG....................................    667    123,290
     DKSH Holding AG.........................................  1,670    122,086
 #   dormakaba Holding AG....................................    338    216,574
 #   Dufry AG................................................  4,474    591,991
     EFG International AG.................................... 12,367     92,127
     Emmi AG.................................................    350    287,069
     EMS-Chemie Holding AG...................................    549    352,112
     Feintool International Holding AG.......................    280     31,380
     Flughafen Zurich AG.....................................  2,223    465,152
     Forbo Holding AG........................................    102    161,270
     GAM Holding AG.......................................... 24,303    245,717
     Geberit AG..............................................  1,500    667,912
     Georg Fischer AG........................................    384    495,455
     Givaudan SA.............................................    834  1,952,147
 #   Gurit Holding AG........................................     43     37,499
     Helvetia Holding AG.....................................  1,170    691,500
     HOCHDORF Holding AG.....................................     97     20,152
 #   Huber & Suhner AG.......................................  1,582     95,743
     Hypothekarbank Lenzburg AG..............................      6     27,868
     Implenia AG.............................................  2,227    176,058
     Inficon Holding AG......................................    230    107,621
     Interroll Holding AG....................................     52     92,928
     Intershop Holding AG....................................    149     75,993
     Julius Baer Group, Ltd.................................. 22,969  1,260,071
     Jungfraubahn Holding AG.................................    197     29,311
     Kardex AG...............................................    765    117,487
     Komax Holding AG........................................    858    240,271
     Kudelski SA.............................................  3,540     34,193
     Kuehne + Nagel International AG.........................  4,420    705,431
     LEM Holding SA..........................................     36     49,092
     Liechtensteinische Landesbank AG........................    898     53,617
     Logitech International SA............................... 11,748    516,670
     Logitech International SA............................... 10,983    481,605
     Luzerner Kantonalbank AG................................    299    155,146
 #   Meier Tobler Group AG...................................    300      6,289
     Metall Zug AG...........................................      9     27,942
 #   Mobilezone Holding AG...................................  3,855     40,160
     Mobimo Holding AG.......................................    944    234,241

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE>>
                                                            ------- -----------
SWITZERLAND -- (Continued)
    Novartis AG, Sponsored ADR.............................  47,191 $ 3,959,325
    Novartis AG............................................  19,394   1,627,578
    OC Oerlikon Corp. AG...................................  38,436     597,195
*   Orascom Development Holding AG.........................   1,574      22,380
#   Panalpina Welttransport Holding AG.....................   2,439     348,212
#   Partners Group Holding AG..............................   1,982   1,504,073
    Phoenix Mecano AG......................................      46      30,649
    Plazza AG, Class A.....................................      72      16,429
    PSP Swiss Property AG..................................   4,335     408,101
#   Rieter Holding AG......................................     364      55,472
    Roche Holding AG.......................................   1,579     391,230
    Roche Holding AG.......................................  41,968  10,309,284
    Schaffner Holding AG...................................      38      12,279
    Schindler Holding AG...................................   1,437     325,078
*   Schmolz + Bickenbach AG................................  87,913      72,283
    Schweiter Technologies AG..............................     159     174,078
    SFS Group AG...........................................   2,240     265,113
    SGS SA.................................................     363     946,218
    Sika AG................................................  13,500   1,916,842
    Sonova Holding AG......................................   5,004     922,544
    St Galler Kantonalbank AG..............................     335     172,220
    Straumann Holding AG...................................   1,679   1,303,787
    Sulzer AG..............................................   2,179     267,269
    Sunrise Communications Group AG........................   5,544     488,632
    Swatch Group AG (The)..................................   1,612     721,516
    Swatch Group AG (The)..................................   2,399     197,430
    Swiss Life Holding AG..................................   2,637     945,572
    Swiss Prime Site AG....................................   7,453     683,011
    Swiss Re AG............................................  19,593   1,796,350
    Swisscom AG............................................   5,256   2,467,668
    Swissquote Group Holding SA............................   1,149      75,508
    Tamedia AG.............................................     271      40,635
    Tecan Group AG.........................................     601     152,482
    Temenos AG.............................................   8,271   1,331,229
#   u-blox Holding AG......................................   1,030     191,158
    UBS Group AG...........................................  67,508   1,109,591
*   UBS Group AG...........................................  42,636     700,083
    Valiant Holding AG.....................................   2,309     246,471
    Valora Holding AG......................................     506     155,562
    VAT Group AG...........................................   3,112     408,570
    Vaudoise Assurances Holding SA.........................     113      58,162
    Vetropack Holding AG...................................       6      12,279
    Vifor Pharma AG........................................   7,172   1,356,607
    Vontobel Holding AG....................................   5,505     381,655
    VP Bank AG.............................................     252      49,139
    VZ Holding AG..........................................     200      63,736
    Walliser Kantonalbank..................................     563      60,794
    Warteck Invest AG......................................       6      11,631
#   Ypsomed Holding AG.....................................     484      71,452
    Zehnder Group AG.......................................     827      35,978
    Zug Estates Holding AG.................................       8      13,810
    Zuger Kantonalbank AG..................................      11      64,591
    Zurich Insurance Group AG..............................   9,392   2,880,061
                                                                    -----------
TOTAL SWITZERLAND..........................................          64,821,869
                                                                    -----------
UNITED KINGDOM -- (14.0%)
    3i Group P.L.C......................................... 124,409   1,545,131
    4imprint Group P.L.C...................................   1,482      39,274
    888 Holdings P.L.C.....................................  38,545     125,822

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE>>
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    A.G. Barr P.L.C.........................................  13,434 $  119,274
    AA P.L.C................................................  46,183     67,827
*   Acacia Mining P.L.C.....................................  19,440     31,250
    Admiral Group P.L.C.....................................  27,650    718,753
    Anglo Pacific Group P.L.C...............................   6,080     10,641
    Antofagasta P.L.C.......................................  25,361    333,068
    Arrow Global Group P.L.C................................  23,248     78,028
    Ascential P.L.C.........................................   3,313     18,252
    Ashmore Group P.L.C.....................................  50,964    243,719
    Ashtead Group P.L.C.....................................  31,016    952,173
    AstraZeneca P.L.C., Sponsored ADR.......................  89,628  3,507,144
    AstraZeneca P.L.C.......................................  14,828  1,141,403
    Auto Trader Group P.L.C................................. 170,610    951,637
    AVEVA Group P.L.C.......................................   6,218    214,527
    Aviva P.L.C............................................. 326,690  2,141,037
    Avon Rubber P.L.C.......................................   2,199     42,024
    B&M European Value Retail SA............................ 125,226    677,592
    Babcock International Group P.L.C.......................  69,791    654,198
    BAE Systems P.L.C....................................... 222,708  1,906,453
    Balfour Beatty P.L.C....................................  67,230    258,883
    Barratt Developments P.L.C.............................. 159,628  1,118,020
    BBA Aviation P.L.C......................................  84,961    390,112
    Beazley P.L.C...........................................  82,480    607,128
    Bellway P.L.C...........................................  24,753    946,254
    Berkeley Group Holdings P.L.C. (The)....................  26,446  1,294,436
    Bloomsbury Publishing P.L.C.............................   3,636     10,122
    Bodycote P.L.C..........................................  33,007    433,509
    Bovis Homes Group P.L.C.................................  31,255    472,490
    Braemar Shipping Services P.L.C.........................   3,084     10,509
    Brewin Dolphin Holdings P.L.C...........................  35,947    165,201
    Britvic P.L.C...........................................  37,997    400,487
#   BT Group P.L.C., Sponsored ADR..........................   1,200     18,432
    BT Group P.L.C.......................................... 396,552  1,213,086
*   BTG P.L.C...............................................  12,349     85,976
    Bunzl P.L.C.............................................  25,306    751,945
    Burberry Group P.L.C....................................  49,707  1,373,002
*   Cairn Energy P.L.C......................................  45,593    146,131
    Cambian Group P.L.C.....................................   6,334     15,605
    Capita P.L.C............................................ 170,517    361,805
    Capital & Counties Properties P.L.C.....................  78,727    284,415
    Card Factory P.L.C......................................  45,452    125,697
*   Carillion P.L.C.........................................  48,256      7,195
    Castings P.L.C..........................................   1,710      9,342
    Centamin P.L.C..........................................  45,189     70,450
    Chemring Group P.L.C....................................  21,136     63,514
    Chesnara P.L.C..........................................   6,395     33,676
*   Circassia Pharmaceuticals P.L.C.........................   9,031      9,115
    City of London Investment Group P.L.C...................   3,231     16,547
    Clarkson P.L.C..........................................   1,065     35,550
    Clipper Logistics P.L.C.................................   2,202      9,642
    Close Brothers Group P.L.C..............................  15,401    320,538
    CLS Holdings P.L.C......................................   9,180     26,666
    CMC Markets P.L.C.......................................   8,404     21,747
*   Cobham P.L.C............................................ 319,334    523,549
    Coca-Cola HBC AG........................................   8,627    309,641
    Communisis P.L.C........................................  24,464     16,393
    Compass Group P.L.C..................................... 137,424  2,955,893
    Computacenter P.L.C.....................................  12,512    257,209
    Connect Group P.L.C.....................................  19,006      7,021

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE>>
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    Consort Medical P.L.C...................................   2,677 $   38,727
    ConvaTec Group P.L.C.................................... 107,180    307,739
    Costain Group P.L.C.....................................  20,917    119,383
    Countryside Properties P.L.C............................  21,258     93,349
*   Countrywide P.L.C.......................................   9,490      6,048
    Crest Nicholson Holdings P.L.C..........................  56,201    280,274
    Croda International P.L.C...............................  17,066  1,151,384
    Daejan Holdings P.L.C...................................     259     20,728
    Daily Mail & General Trust P.L.C........................  28,765    281,170
    Dairy Crest Group P.L.C.................................  20,068    127,644
    DCC P.L.C...............................................  16,316  1,509,510
    De La Rue P.L.C.........................................   6,296     41,811
    Debenhams P.L.C.........................................  50,413      7,951
    Dechra Pharmaceuticals P.L.C............................   3,333    130,522
    Diageo P.L.C., Sponsored ADR............................  25,396  3,740,069
    Diageo P.L.C............................................  15,439    566,418
    Dignity P.L.C...........................................   2,366     31,372
    Diploma P.L.C...........................................  19,721    340,756
    Direct Line Insurance Group P.L.C....................... 185,507    836,978
    DiscoverIE Group P.L.C..................................   4,081     22,042
    Dixons Carphone P.L.C................................... 162,918    377,743
    Domino's Pizza Group P.L.C..............................  60,823    251,697
    DS Smith P.L.C.......................................... 182,018  1,202,587
    Dunelm Group P.L.C......................................  10,550     72,561
*   EI Group P.L.C..........................................  94,943    190,361
    Electrocomponents P.L.C.................................  62,554    588,437
    Elementis P.L.C.........................................  35,377    120,532
    Entertainment One, Ltd..................................  57,793    271,706
    Equiniti Group P.L.C....................................   6,388     17,948
    esure Group P.L.C.......................................  36,055     96,390
    Euromoney Institutional Investor P.L.C..................   2,437     43,363
    Experian P.L.C..........................................  94,023  2,308,471
    FDM Group Holdings P.L.C................................   1,596     19,928
    Ferguson P.L.C..........................................  17,528  1,382,292
    Fidessa Group P.L.C.....................................   2,085    105,494
*   Findel P.L.C............................................   1,988      7,859
    Forterra P.L.C..........................................   5,462     21,382
    Foxtons Group P.L.C.....................................  29,595     22,808
    Fresnillo P.L.C.........................................   6,976     95,013
    Fuller Smith & Turner P.L.C., Class A...................     636      8,175
    G4S P.L.C............................................... 180,612    653,703
    Galliford Try P.L.C.....................................  15,068    184,024
    Games Workshop Group P.L.C..............................   2,655    104,339
*   Gem Diamonds, Ltd.......................................   3,300      5,090
    GlaxoSmithKline P.L.C., Sponsored ADR...................  57,441  2,388,971
    GlaxoSmithKline P.L.C...................................  19,090    396,504
    Go-Ahead Group P.L.C. (The).............................   3,249     65,757
    Gocompare.Com Group P.L.C...............................  56,021     89,280
    Grafton Group P.L.C.....................................  20,287    203,558
    Grainger P.L.C..........................................  61,128    245,525
    Greencore Group P.L.C...................................  61,413    143,009
#   Greene King P.L.C.......................................  26,256    177,258
*   Gulf Keystone Petroleum, Ltd............................   7,583     25,554
    GVC CVR.................................................  93,473     13,287
    GVC Holdings P.L.C......................................  25,605    393,389
    Gym Group P.L.C. (The)..................................   6,772     26,031
    Halfords Group P.L.C....................................  26,915    115,340
    Halma P.L.C.............................................  41,198    759,989
    Hargreaves Lansdown P.L.C...............................  18,777    511,515

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE>>
                                                           --------- ----------
UNITED KINGDOM -- (Continued)
    Hastings Group Holdings P.L.C.........................    38,163 $  124,734
    Hays P.L.C............................................   308,725    804,492
    Headlam Group P.L.C...................................     3,793     22,805
    Helical P.L.C.........................................    20,717     86,805
    Hikma Pharmaceuticals P.L.C...........................    11,232    241,700
    Hill & Smith Holdings P.L.C...........................    15,876    313,226
    Hilton Food Group P.L.C...............................     4,430     55,587
    Hiscox, Ltd...........................................    32,436    680,555
    Hochschild Mining P.L.C...............................    35,974     82,277
    HomeServe P.L.C.......................................    39,440    523,388
    Howden Joinery Group P.L.C............................    67,811    424,526
    HSBC Holdings P.L.C...................................    73,078    699,816
#   HSBC Holdings P.L.C., Sponsored ADR...................    76,891  3,723,062
*   Hunting P.L.C.........................................    28,753    294,607
    Huntsworth P.L.C......................................    14,305     21,824
    Ibstock P.L.C.........................................    14,107     45,451
    IG Group Holdings P.L.C...............................    55,133    665,528
    IMI P.L.C.............................................    33,827    550,331
    Inchcape P.L.C........................................    92,366    854,505
*   Indivior P.L.C........................................   124,970    501,267
    Informa P.L.C.........................................   184,308  1,909,149
    Inmarsat P.L.C........................................    65,888    492,306
    Intermediate Capital Group P.L.C......................    34,475    479,734
*   Interserve P.L.C......................................     9,548      8,763
    Intertek Group P.L.C..................................    14,128  1,089,867
    Investec P.L.C........................................    44,358    321,106
*   IP Group P.L.C........................................    21,224     34,541
    ITE Group P.L.C.......................................   124,900    135,878
    ITV P.L.C.............................................   487,064  1,052,681
    IWG P.L.C.............................................    82,419    328,206
    J Sainsbury P.L.C.....................................   131,344    563,238
    James Fisher & Sons P.L.C.............................     4,770    112,781
    Jardine Lloyd Thompson Group P.L.C....................    14,135    261,399
    JD Sports Fashion P.L.C...............................    49,930    306,415
    John Laing Group P.L.C................................    11,538     44,116
    John Menzies P.L.C....................................    11,421     97,109
    John Wood Group P.L.C.................................   150,691  1,285,657
    Johnson Matthey P.L.C.................................    35,188  1,733,639
*   JPJ Group P.L.C.......................................     2,895     37,831
    Jupiter Fund Management P.L.C.........................    73,540    422,544
*   Just Eat P.L.C........................................    48,276    501,816
    Just Group P.L.C......................................    50,815     72,252
    Kainos Group P.L.C....................................     5,869     28,595
    KCOM Group P.L.C......................................    65,175     79,996
    Keller Group P.L.C....................................     5,378     75,975
    Kier Group P.L.C......................................     7,101     90,043
    Kingfisher P.L.C......................................   132,476    515,040
*   Lamprell P.L.C........................................    15,273     18,205
    Lancashire Holdings, Ltd..............................    19,221    144,418
    Legal & General Group P.L.C...........................   890,900  3,065,880
*   Liberty Global P.L.C., Class A........................     1,556     43,913
*   Liberty Global P.L.C..................................     3,809    103,376
    Lloyds Banking Group P.L.C............................ 2,707,444  2,219,232
    Lloyds Banking Group P.L.C., ADR......................    11,440     37,981
    Lookers P.L.C.........................................    48,069     66,469
    Low & Bonar P.L.C.....................................    19,043     12,203
    LSL Property Services P.L.C...........................     4,773     16,351
    Man Group P.L.C.......................................    95,527    217,397
    Marks & Spencer Group P.L.C...........................   213,787    864,052

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE>>
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    Marshalls P.L.C.........................................  40,649 $  230,917
    McBride P.L.C...........................................  25,127     46,587
    McCarthy & Stone P.L.C..................................  55,306     78,596
    Mears Group P.L.C.......................................   5,273     22,509
    Mediclinic International P.L.C..........................  18,074    121,324
    Meggitt P.L.C...........................................  93,052    695,825
    Melrose Industries P.L.C................................ 138,775    392,686
    Merlin Entertainments P.L.C.............................  57,485    297,165
    Micro Focus International P.L.C.........................  33,997    554,751
    Millennium & Copthorne Hotels P.L.C.....................   8,744     59,562
    Mitie Group P.L.C.......................................  48,332     97,516
    MJ Gleeson P.L.C........................................   1,043     10,401
    Mondi P.L.C.............................................  10,212    280,784
    Moneysupermarket.com Group P.L.C........................ 104,243    429,645
    Morgan Sindall Group P.L.C..............................   3,878     71,698
    Motorpoint group P.L.C..................................   4,035     12,671
    N Brown Group P.L.C.....................................  15,969     30,469
    National Grid P.L.C.....................................  88,811    948,763
    National Grid P.L.C., Sponsored ADR.....................   4,469    241,706
    NCC Group P.L.C.........................................   7,937     22,933
    Next P.L.C..............................................   9,489    738,759
    NMC Health P.L.C........................................   3,303    164,292
    Non-Standard Finance P.L.C..............................  11,512      8,793
    Norcros P.L.C...........................................   4,809     13,577
    Northgate P.L.C.........................................  24,840    142,368
*   Ocado Group P.L.C.......................................  28,002    405,719
    On the Beach Group P.L.C................................  18,011    104,729
    OneSavings Bank P.L.C...................................  15,694     89,586
*   Ophir Energy P.L.C......................................  50,161     28,540
    Oxford Instruments P.L.C................................   5,907     73,749
    Pagegroup P.L.C.........................................  59,487    467,170
    Paragon Banking Group P.L.C.............................  34,518    225,335
    PayPoint P.L.C..........................................   4,270     52,271
    Pearson P.L.C...........................................  46,403    562,037
    Pearson P.L.C., Sponsored ADR...........................  14,073    169,861
    Pendragon P.L.C......................................... 220,442     67,656
    Persimmon P.L.C.........................................  46,715  1,519,385
    Petrofac, Ltd...........................................  53,750    432,205
*   Petropavlovsk P.L.C..................................... 139,668     12,535
    Pets at Home Group P.L.C................................  33,107     50,483
    Phoenix Group Holdings..................................  65,570    592,123
    Photo-Me International P.L.C............................  23,550     34,405
    Playtech P.L.C..........................................  38,306    270,169
    Polypipe Group P.L.C....................................  14,499     71,485
    Porvair P.L.C...........................................   1,478      9,269
*   Premier Foods P.L.C.....................................  88,964     48,108
*   Provident Financial P.L.C...............................  26,415    232,095
    Prudential P.L.C., ADR..................................  30,631  1,449,459
    Prudential P.L.C........................................  14,127    333,306
    PZ Cussons P.L.C........................................  16,911     51,612
    QinetiQ Group P.L.C.....................................  75,759    269,271
    Randgold Resources, Ltd.................................     690     51,089
    Rank Group P.L.C........................................  14,277     33,990
    Rathbone Brothers P.L.C.................................   3,073     99,035
*   Raven Property Group, Ltd...............................   4,765      2,766
    Reach P.L.C.............................................  35,931     33,561
    Reckitt Benckiser Group P.L.C...........................  28,486  2,539,543
    Redrow P.L.C............................................  43,667    307,845
    RELX P.L.C., Sponsored ADR..............................  62,553  1,373,038

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE>>
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    RELX P.L.C..............................................  12,196 $  265,719
    Renishaw P.L.C..........................................   4,457    320,058
    Rentokil Initial P.L.C.................................. 198,454    882,319
    Restaurant Group P.L.C. (The)...........................  10,257     35,622
    Ricardo P.L.C...........................................   3,720     39,432
    Rightmove P.L.C.........................................  16,643  1,063,261
    Robert Walters P.L.C....................................   3,614     35,425
    Rolls-Royce Holdings P.L.C.............................. 117,808  1,531,684
    Rotork P.L.C............................................ 104,603    493,440
    Royal Mail P.L.C........................................ 100,763    619,949
    RPC Group P.L.C.........................................  65,440    699,584
    RPS Group P.L.C.........................................  28,927     93,270
    RSA Insurance Group P.L.C...............................  94,175    796,486
    Sage Group P.L.C. (The).................................  64,804    528,473
    Savills P.L.C...........................................  29,876    347,242
    Schroders P.L.C.........................................   9,842    401,859
    Schroders P.L.C.........................................   3,735    116,409
    SDL P.L.C...............................................   2,302     15,377
    Senior P.L.C............................................  50,526    210,270
*   Serco Group P.L.C.......................................  39,653     52,635
    Severfield P.L.C........................................  19,906     21,607
    Severn Trent P.L.C......................................  30,943    785,340
    Shire P.L.C., ADR.......................................   1,323    225,717
    Shire P.L.C.............................................  16,365    932,054
    SIG P.L.C...............................................  57,355     91,368
    Sky P.L.C...............................................  48,476    968,520
#   Smith & Nephew P.L.C., Sponsored ADR....................  22,655    795,417
    Smith & Nephew P.L.C....................................  12,255    212,184
    Smiths Group P.L.C......................................  46,530    983,339
    Softcat P.L.C...........................................  12,609    133,925
    Spectris P.L.C..........................................  12,205    370,716
    Speedy Hire P.L.C.......................................  35,661     28,115
    Spirax-Sarco Engineering P.L.C..........................   8,067    734,877
    Spire Healthcare Group P.L.C............................   7,041     22,905
    Spirent Communications P.L.C............................  44,016     65,380
*   Sports Direct International P.L.C.......................  25,935    140,660
    SSE P.L.C...............................................  96,382  1,579,355
    SSP Group P.L.C.........................................  54,524    487,899
    St James's Place P.L.C..................................  97,607  1,544,370
    St. Ives P.L.C..........................................  19,522     26,125
    St. Modwen Properties P.L.C.............................  44,816    238,108
    Standard Chartered P.L.C................................  73,149    659,609
    Standard Life Aberdeen P.L.C............................ 150,733    617,424
    SThree P.L.C............................................   6,303     27,840
    Stobart Group, Ltd......................................  22,943     70,765
    STV Group P.L.C.........................................   2,401     13,561
    Superdry P.L.C..........................................   5,843     95,390
    Synthomer P.L.C.........................................  50,126    347,899
    TalkTalk Telecom Group P.L.C............................  85,213    128,289
    Tarsus Group P.L.C......................................   6,886     27,869
    Taylor Wimpey P.L.C..................................... 546,015  1,253,030
    Ted Baker P.L.C.........................................   3,949    114,305
    Telecom Plus P.L.C......................................  11,671    158,087
    Tesco P.L.C............................................. 762,423  2,603,678
    Topps Tiles P.L.C.......................................  11,525      9,120
    TP ICAP P.L.C...........................................  20,095     73,780
    Travis Perkins P.L.C....................................  32,376    508,072
    Trifast P.L.C...........................................   3,680     11,142
    TT Electronics P.L.C....................................  11,738     35,576

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                           ------- ------------
UNITED KINGDOM -- (Continued)
*   Tullow Oil P.L.C......................................  22,307 $     66,314
    Tyman P.L.C...........................................   2,537       11,212
    U & I Group P.L.C.....................................  13,866       40,338
    UDG Healthcare P.L.C..................................   1,995       21,964
    Ultra Electronics Holdings P.L.C......................  11,616      251,701
    Unilever P.L.C., Sponsored ADR........................  47,793    2,724,679
    Unilever P.L.C........................................  21,424    1,223,845
    United Utilities Group P.L.C..........................  89,100      840,830
    Urban & Civic P.L.C...................................   2,674       10,638
*   Vectura Group P.L.C................................... 114,041      119,680
    Vesuvius P.L.C........................................   9,744       80,987
    Victrex P.L.C.........................................  13,648      565,483
    Virgin Money Holdings UK P.L.C........................  40,173      208,958
    Vitec Group P.L.C. (The)..............................   2,089       33,276
    Vodafone Group P.L.C.................................. 540,363    1,320,084
    Vodafone Group P.L.C., Sponsored ADR..................   2,548       62,558
    Vp P.L.C..............................................     799       11,801
    Weir Group P.L.C. (The)...............................  11,097      284,365
    WH Smith P.L.C........................................  13,402      338,377
    Whitbread P.L.C.......................................   5,961      306,217
    William Hill P.L.C.................................... 120,763      471,370
    Wilmington P.L.C......................................   6,622       16,090
    Wincanton P.L.C.......................................   8,273       29,259
*   Wizz Air Holdings P.L.C...............................     512       23,292
    Wm Morrison Supermarkets P.L.C........................ 287,301      985,119
#   WPP P.L.C., Sponsored ADR.............................   6,805      533,104
    WPP P.L.C.............................................  95,890    1,499,909
    Xaar P.L.C............................................   3,874       12,883
    XP Power, Ltd.........................................     775       36,484
                                                                   ------------
TOTAL UNITED KINGDOM......................................          139,264,020
                                                                   ------------
UNITED STATES -- (0.0%)
    Hecla Mining Co.......................................   5,388       17,253
                                                                   ------------
TOTAL COMMON STOCKS.......................................          944,555,461
                                                                   ------------
PREFERRED STOCKS -- (0.4%)

GERMANY -- (0.4%)
    Bayerische Motoren Werke AG...........................   3,607      298,691
    Biotest AG............................................   1,414       40,745
    Draegerwerk AG & Co. KGaA.............................   1,325      101,756
    Fuchs Petrolub SE.....................................  11,101      626,750
    Henkel AG & Co. KGaA..................................   5,214      654,295
    Jungheinrich AG.......................................  12,478      459,247
    Porsche Automobil Holding SE..........................   7,775      525,903
    Sartorius AG..........................................   4,011      652,093
    Schaeffler AG.........................................   9,114      124,945
    Sixt SE...............................................   3,350      279,232
    STO SE & Co. KGaA.....................................     221       28,413
    Villeroy & Boch AG....................................     866       16,869
                                                                   ------------
TOTAL GERMANY.............................................            3,808,939
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRIA -- (0.0%)
#*  Intercell AG Rights 05/16/13..........................     265            0
                                                                   ------------
CANADA -- (0.0%)
#*  Tervita Corp. Warrants 07/19/20.......................     172           59
                                                                   ------------

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                          SHARES     VALUE>>
                                                         --------- ------------
SINGAPORE -- (0.0%)
*    Ezion Holdings, Ltd. Warrants 04/16/23.............   210,168 $          0
                                                                   ------------
TOTAL RIGHTS/WARRANTS...................................                     59
                                                                   ------------
TOTAL INVESTMENT SECURITIES.............................            948,364,459
                                                                   ------------

                                                                     VALUE+
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (4.7%)
@(S) DFA Short Term Investment Fund..................... 4,075,339   47,155,750
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $854,541,430)^^.................................           $995,520,209
                                                                   ============

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------
                                   LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                 ------------ ------------ ------- ------------
Common Stocks
   Australia.................... $    287,063 $ 50,759,608   --    $ 51,046,671
   Austria......................           --    4,211,751   --       4,211,751
   Belgium......................      204,281    9,246,230   --       9,450,511
   Canada.......................   73,857,721           --   --      73,857,721
   China........................           --       32,746   --          32,746
   Denmark......................      729,877   21,969,521   --      22,699,398
   Finland......................           --   16,117,575   --      16,117,575
   France.......................      323,852   87,643,038   --      87,966,890
   Germany......................    2,994,952   70,533,048   --      73,528,000
   Hong Kong....................       59,545   20,951,711   --      21,011,256
   Ireland......................      378,733    5,024,710   --       5,403,443
   Israel.......................      812,889    3,622,259   --       4,435,148
   Italy........................      376,660   26,040,239   --      26,416,899
   Japan........................    4,696,870  226,168,557   --     230,865,427
   Netherlands..................    8,270,543   27,048,606   --      35,319,149
   New Zealand..................       12,470    3,866,337   --       3,878,807
   Norway.......................       14,774    7,996,847   --       8,011,621
   Portugal.....................           --    1,201,110   --       1,201,110
   Singapore....................      197,263    8,179,581   --       8,376,844
   Spain........................    1,015,349   22,582,650   --      23,597,999
   Sweden.......................    1,173,198   31,850,155   --      33,023,353
   Switzerland..................    6,071,483   58,750,386   --      64,821,869
   United Kingdom...............   21,138,487  118,125,533   --     139,264,020
   United States................       17,253           --   --          17,253
Preferred Stocks
   Germany......................           --    3,808,939   --       3,808,939
Rights/Warrants
   Canada.......................           --           59   --              59
Securities Lending Collateral...           --   47,155,750   --      47,155,750
                                 ------------ ------------   --    ------------
TOTAL........................... $122,633,263 $872,886,946   --    $995,520,209
                                 ============ ============   ==    ============

                  INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                             SHARES   VALUE>>
                                                             ------- ----------
COMMON STOCKS -- (94.4%)
AUSTRALIA -- (6.3%)
*   3P Learning, Ltd........................................  16,060 $   14,810
    Accent Group, Ltd.......................................  48,224     51,302
    Adairs, Ltd.............................................  30,183     50,868
    Adelaide Brighton, Ltd..................................  53,825    275,507
    AGL Energy, Ltd.........................................  19,396    317,386
    ALS, Ltd................................................  13,263     73,485
    Altium, Ltd.............................................  14,102    214,304
    Alumina, Ltd............................................  70,854    149,341
#   AMA Group, Ltd..........................................   5,769      4,113
#   Amaysim Australia, Ltd..................................  16,048     11,228
    Amcor, Ltd..............................................  43,808    490,413
    AMP, Ltd................................................ 302,044    763,877
    AP Eagers, Ltd..........................................  13,435     85,693
    APA Group...............................................  34,894    250,276
    Apollo Tourism & Leisure, Ltd...........................  32,340     37,991
    Appen, Ltd..............................................   7,663     61,994
    ARB Corp., Ltd..........................................   8,250    129,011
    Ardent Leisure Group....................................  85,369    120,760
#   ARQ Group, Ltd..........................................  18,865     42,354
#   Asaleo Care, Ltd........................................ 108,794     56,636
    ASX, Ltd................................................   2,258    110,262
    Atlas Arteria, Ltd......................................  50,951    247,628
    AUB Group, Ltd..........................................   2,532     24,689
*   Aurelia Metals, Ltd.....................................  52,100     22,237
    Aurizon Holdings, Ltd................................... 146,379    495,800
    Ausdrill, Ltd...........................................  66,692     90,546
    AusNet Services......................................... 142,397    172,566
    Australia & New Zealand Banking Group, Ltd.............. 147,092  3,197,732
#*  Australian Agricultural Co., Ltd........................  81,018     76,301
    Australian Finance Group, Ltd...........................  18,696     21,144
    Australian Pharmaceutical Industries, Ltd...............  99,076    124,693
*   Australian Property Systems, Ltd........................  40,871    191,500
    Auswide Bank, Ltd.......................................   3,299     13,837
#   Automotive Holdings Group, Ltd..........................  40,084     81,459
    Aveo Group..............................................  60,696    106,932
    AVJennings, Ltd.........................................  17,132      8,645
#   Baby Bunting Group, Ltd.................................  11,398     13,902
    Bank of Queensland, Ltd.................................  69,016    570,571
#   Bapcor, Ltd.............................................  29,002    150,439
*   Base Resources, Ltd.....................................  44,322      9,230
    Beach Energy, Ltd....................................... 424,615    602,457
#*  Beadell Resources, Ltd.................................. 169,870      6,953
#   Bega Cheese, Ltd........................................  11,421     62,141
    Bell Financial Group, Ltd...............................  31,306     25,109
#*  Bellamy's Australia, Ltd................................  11,116     90,968
    Bendigo & Adelaide Bank, Ltd............................  65,406    569,707
    BHP Billiton, Ltd....................................... 207,542  5,420,276
#   BHP Billiton, Ltd., Sponsored ADR.......................     254     13,274
#   Blackmores, Ltd.........................................   1,997    220,087
    BlueScope Steel, Ltd.................................... 120,539  1,583,865
    Boral, Ltd.............................................. 144,384    713,542
    Brambles, Ltd...........................................  60,252    442,511
    Bravura Solutions, Ltd..................................  15,041     36,288
    Breville Group, Ltd.....................................  14,081    112,326
    Brickworks, Ltd.........................................  16,179    187,505

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE>>
                                                             ------- ----------
AUSTRALIA -- (Continued)
    BWX, Ltd................................................   7,948 $   33,371
#   Cabcharge Australia, Ltd................................  20,194     35,333
    Caltex Australia, Ltd...................................  39,091    945,684
    Capilano Honey, Ltd.....................................   1,432     17,064
*   Cardno, Ltd.............................................  56,221     53,019
*   Carnarvon Petroleum, Ltd................................ 287,098    105,806
    carsales.com, Ltd.......................................  33,813    350,601
*   Cash Converters International, Ltd......................  34,080      8,496
    Cedar Woods Properties, Ltd.............................  11,892     54,277
    Centuria Capital Group..................................  25,490     26,991
    Challenger, Ltd.........................................  44,134    408,253
    CIMIC Group, Ltd........................................   3,736    134,361
    Citadel Group, Ltd. (The)...............................   2,456     13,008
#   Class, Ltd..............................................   5,320      8,716
    Cleanaway Waste Management, Ltd......................... 379,424    524,839
*   Clinuvel Pharmaceuticals, Ltd...........................   2,420     22,125
    Coca-Cola Amatil, Ltd...................................  46,592    331,879
    Cochlear, Ltd...........................................   2,611    394,666
    Codan, Ltd..............................................  23,509     51,228
#   Collection House, Ltd...................................  24,917     27,128
    Collins Foods, Ltd......................................  20,163     78,115
#   Commonwealth Bank of Australia..........................  68,708  3,826,136
    Computershare, Ltd......................................  28,363    383,914
*   Cooper Energy, Ltd...................................... 328,856    116,067
    Corporate Travel Management, Ltd........................   8,561    182,713
    Costa Group Holdings, Ltd...............................  39,548    231,560
    Credit Corp. Group, Ltd.................................   6,931    106,152
#*  CSG, Ltd................................................  30,846      4,589
    CSR, Ltd................................................ 116,178    366,618
    Data#3, Ltd.............................................  13,503     15,308
*   Decmil Group, Ltd.......................................  32,726     23,002
    Dicker Data, Ltd........................................   9,917     22,044
    Domain Holdings Australia, Ltd..........................  43,322    102,455
#   Domino's Pizza Enterprises, Ltd.........................   7,514    279,027
*   Doray Minerals, Ltd.....................................  25,888      6,436
    Downer EDI, Ltd......................................... 106,259    583,672
    DuluxGroup, Ltd.........................................  60,190    342,503
    DWS, Ltd................................................   4,748      4,908
    Eclipx Group, Ltd.......................................  76,114    173,749
    Elders, Ltd.............................................  24,306    135,711
*   Empired, Ltd............................................  30,093     12,308
#*  Energy Resources of Australia, Ltd......................  13,961      4,260
*   Energy World Corp., Ltd.................................  19,261      2,285
    EQT Holdings, Ltd.......................................     676     10,645
    ERM Power, Ltd..........................................  22,101     24,306
    Estia Health, Ltd.......................................  35,954     86,063
    Euroz, Ltd..............................................  22,449     20,733
    EVENT Hospitality and Entertainment, Ltd................  18,469    189,125
    Evolution Mining, Ltd................................... 211,985    439,597
    Fairfax Media, Ltd...................................... 436,067    262,974
*   FAR, Ltd................................................ 396,113     36,790
#   Finbar Group, Ltd.......................................   8,281      6,066
    Fleetwood Corp., Ltd. (6341855).........................  12,321     20,802
    Fleetwood Corp., Ltd. (BFXMKH4).........................   6,713     11,321
    FlexiGroup, Ltd.........................................  60,925    103,656
    Flight Centre Travel Group, Ltd.........................   6,523    329,870
    Fortescue Metals Group, Ltd............................. 261,720    851,256
#   G8 Education, Ltd.......................................  92,626    171,372
#*  Galaxy Resources, Ltd...................................  17,015     36,145

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE>>
                                                             ------- ----------
AUSTRALIA -- (Continued)
*   Gascoyne Resources, Ltd.................................  16,346 $    5,405
    Gateway Lifestyle.......................................  31,832     54,215
#   GBST Holdings, Ltd......................................   1,530      2,573
#   Genworth Mortgage Insurance Australia, Ltd..............  57,161    114,296
    Global Construction Services, Ltd.......................  37,362     18,633
#*  Gold Road Resources, Ltd................................ 114,783     57,563
    Grange Resources, Ltd................................... 136,583     17,287
#   Greencross, Ltd.........................................  15,752     49,848
*   Greenland Minerals, Ltd................................. 279,308     16,774
    GUD Holdings, Ltd.......................................  13,326    140,554
    GWA Group, Ltd..........................................  49,250    119,735
    Hansen Technologies, Ltd................................  37,136     93,420
#   Harvey Norman Holdings, Ltd............................. 129,320    341,518
    Helloworld Travel, Ltd..................................   6,051     21,109
#   HT&E, Ltd...............................................  52,996     98,348
    Huon Aquaculture Group, Ltd.............................   6,086     21,257
    IDP Education, Ltd......................................  14,641    106,256
    Iluka Resources, Ltd....................................  17,524    149,358
*   Imdex, Ltd..............................................  51,724     47,415
#   IMF Bentham, Ltd........................................  25,892     53,526
    Incitec Pivot, Ltd...................................... 222,679    627,858
#   Independence Group NL...................................  39,605    132,548
*   Infigen Energy.......................................... 135,013     65,773
    Infomedia, Ltd..........................................  36,201     26,945
#   Inghams Group, Ltd......................................  19,833     54,091
    Insurance Australia Group, Ltd..........................  91,942    549,636
    Integral Diagnostics, Ltd...............................   4,996     10,412
    Integrated Research, Ltd................................   9,550     18,103
#   InvoCare, Ltd...........................................  15,834    166,985
#   IOOF Holdings, Ltd......................................  24,717    168,152
#   IPH, Ltd................................................  39,526    144,103
    IRESS, Ltd..............................................  18,619    159,940
#   iSelect, Ltd............................................   8,736      5,227
    iSentia Group, Ltd......................................  47,120     27,675
    IVE Group, Ltd..........................................  13,787     23,062
    James Hardie Industries P.L.C...........................  21,269    340,082
#   Japara Healthcare, Ltd..................................  51,658     71,282
#   JB Hi-Fi, Ltd...........................................  29,304    519,140
    Jumbo Interactive, Ltd..................................   6,105     18,374
#*  Karoon Gas Australia, Ltd...............................  41,989     36,693
*   Kingsgate Consolidated, Ltd.............................  33,671      6,130
    Kogan.com, Ltd..........................................   4,259     14,883
    LendLease Group.........................................  41,655    623,238
    Lifestyle Communities, Ltd..............................   5,202     22,263
    Link Administration Holdings, Ltd.......................  12,712     72,609
    Lovisa Holdings, Ltd....................................   5,775     48,116
*   Lucapa Diamond Co., Ltd.................................  15,354      2,961
*   Lynas Corp., Ltd........................................  57,013     96,247
    MACA, Ltd...............................................  34,953     33,278
*   Macmahon Holdings, Ltd.................................. 237,156     41,955
    Macquarie Group, Ltd....................................  11,322  1,033,020
    Magellan Financial Group, Ltd...........................  15,143    278,024
    MaxiTRANS Industries, Ltd...............................  11,936      5,014
#*  Mayne Pharma Group, Ltd................................. 311,948    229,762
    McMillan Shakespeare, Ltd...............................   9,798    118,647
#   McPherson's, Ltd........................................  12,743     15,998
    Medibank Pvt, Ltd....................................... 210,778    487,483
*   Medusa Mining, Ltd......................................  45,149     12,224
#*  Mesoblast, Ltd..........................................  57,584     80,554

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE>>
                                                             ------- ----------
AUSTRALIA -- (Continued)
#   Metals X, Ltd........................................... 134,023 $   70,696
#   Michael Hill International, Ltd.........................  22,149     15,624
*   Millennium Minerals, Ltd................................  85,111     11,716
    Mineral Resources, Ltd..................................  39,440    486,332
#*  MMA Offshore, Ltd....................................... 129,478     26,418
    MNF Group, Ltd..........................................   4,270     16,586
    Monadelphous Group, Ltd.................................  17,107    187,431
    Monash IVF Group, Ltd...................................  35,085     29,190
    Money3 Corp., Ltd.......................................  28,388     43,177
#   Mortgage Choice, Ltd....................................  32,978     38,476
    Motorcycle Holdings, Ltd................................   2,826      6,504
    Mount Gibson Iron, Ltd.................................. 127,525     40,255
#   Myer Holdings, Ltd...................................... 121,779     42,113
    MYOB Group, Ltd.........................................  64,816    150,858
    MyState, Ltd............................................   7,026     25,337
#   National Australia Bank, Ltd............................ 146,540  3,085,435
    Navigator Global Investments, Ltd.......................  14,770     63,719
    Navitas, Ltd............................................  28,102     89,910
#*  NetComm Wireless, Ltd...................................  13,414     11,114
#   New Hope Corp., Ltd.....................................  34,564     81,869
    Newcrest Mining, Ltd....................................  42,727    686,412
    nib holdings, Ltd.......................................  69,370    290,743
    Nick Scali, Ltd.........................................   6,307     28,971
#   Nine Entertainment Co. Holdings, Ltd.................... 165,821    276,231
    Northern Star Resources, Ltd............................  94,742    506,862
*   NRW Holdings, Ltd.......................................  73,198     92,353
#   Nufarm, Ltd.............................................  37,956    201,714
    OFX Group, Ltd..........................................  30,018     38,989
    Oil Search, Ltd.........................................  82,871    552,811
*   OM Holdings, Ltd........................................  23,864     22,379
*   Onevue Holdings, Ltd....................................  24,977     14,858
    oOh!media, Ltd..........................................  45,094    162,605
    Orica, Ltd..............................................  34,764    454,123
*   Origin Energy, Ltd...................................... 116,914    848,297
    Orora, Ltd.............................................. 252,523    680,943
    OZ Minerals, Ltd........................................  70,111    495,105
#   Pacific Current Group, Ltd..............................   5,522     29,161
    Pact Group Holdings, Ltd................................  38,571    154,986
*   Panoramic Resources, Ltd................................ 108,659     44,866
    Paragon Care, Ltd.......................................  29,906     17,794
    Peet, Ltd...............................................  40,858     36,503
    Pendal Group, Ltd.......................................  32,557    225,031
    Perpetual, Ltd..........................................   9,820    318,783
*   Perseus Mining, Ltd..................................... 198,049     58,997
    Pioneer Credit, Ltd.....................................   9,616     23,363
#   Platinum Asset Management, Ltd..........................  36,287    148,124
*   PMP, Ltd................................................  63,875     11,404
*   Praemium, Ltd...........................................  43,406     26,489
    Premier Investments, Ltd................................  16,585    214,215
    Prime Media Group, Ltd..................................  92,232     21,235
    Pro Medicus, Ltd........................................   5,102     31,849
    PWR Holdings, Ltd.......................................  10,450     22,043
    Qantas Airways, Ltd.....................................  56,667    283,228
    QBE Insurance Group, Ltd................................ 109,414    821,618
    QMS Media, Ltd..........................................  27,380     21,062
#   Qube Holdings, Ltd...................................... 157,670    303,755
#*  Quintis, Ltd............................................  26,787      2,612
*   Ramelius Resources, Ltd................................. 127,013     52,000
    RCR Tomlinson, Ltd......................................  29,685     61,752

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE>>
                                                           --------- ----------
AUSTRALIA -- (Continued)
    REA Group, Ltd........................................     2,678 $  172,903
*   Reckon, Ltd...........................................     6,209      4,031
    Reece, Ltd............................................     8,247     74,974
#   Regis Healthcare, Ltd.................................    18,284     47,215
    Regis Resources, Ltd..................................    70,268    233,011
    Reject Shop, Ltd. (The)...............................     5,557     23,074
    Reliance Worldwide Corp., Ltd.........................    63,110    278,799
    Resolute Mining, Ltd..................................   169,855    161,013
#   Retail Food Group, Ltd................................    24,789      7,540
    Ridley Corp., Ltd.....................................    47,896     46,915
    Rio Tinto, Ltd........................................    20,934  1,265,191
    Ruralco Holdings, Ltd.................................     9,648     20,065
    RXP Services, Ltd.....................................    24,648      8,890
    Sandfire Resources NL.................................    48,921    268,736
*   Santos, Ltd...........................................   142,022    672,727
*   Saracen Mineral Holdings, Ltd.........................   120,142    167,405
#   SeaLink Travel Group, Ltd.............................    12,568     40,796
    Seek, Ltd.............................................    25,229    401,298
    Select Harvests, Ltd..................................    18,102     80,725
*   Senex Energy, Ltd.....................................   224,572     75,018
    Servcorp, Ltd.........................................     5,109     16,525
    Service Stream, Ltd...................................    57,356     67,404
    Seven Group Holdings, Ltd.............................    16,794    239,486
    Seven West Media, Ltd.................................   259,595    160,396
    SG Fleet Group, Ltd...................................    15,329     40,370
    Shriro Holdings, Ltd..................................    13,542     11,263
    Sigma Healthcare, Ltd.................................    82,061     29,911
#   Silver Chef, Ltd......................................     4,994     11,016
#*  Silver Lake Resources, Ltd............................   109,241     45,388
    Sims Metal Management, Ltd............................    22,441    286,499
*   Sino Gas & Energy Holdings, Ltd.......................   170,274     30,380
    Sirtex Medical, Ltd...................................     6,914    163,341
    SmartGroup Corp., Ltd.................................     8,685     78,426
    Sonic Healthcare, Ltd.................................    14,129    274,059
    South32, Ltd., ADR....................................     2,251     30,073
    South32, Ltd..........................................   173,129    460,763
    Southern Cross Media Group, Ltd.......................    79,239     74,277
    Spark Infrastructure Group............................   175,506    300,261
    SpeedCast International, Ltd..........................    50,752    233,809
    SRG, Ltd..............................................     8,601     10,581
    St Barbara, Ltd.......................................    79,873    244,709
*   Stanmore Coal, Ltd....................................    21,462     13,687
    Steadfast Group, Ltd..................................    73,518    159,664
    Suncorp Group, Ltd....................................    42,261    470,224
*   Sundance Energy Australia, Ltd........................ 1,496,210     82,189
    Sunland Group, Ltd....................................     6,809      9,101
#   Super Retail Group, Ltd...............................    33,118    227,587
#   Superloop, Ltd........................................    17,497     29,385
    Sydney Airport........................................    27,529    144,677
#*  Syrah Resources, Ltd..................................    20,191     45,194
    Tassal Group, Ltd.....................................    41,799    129,810
#   Technology One, Ltd...................................    39,033    143,426
    Telstra Corp., Ltd....................................   117,310    247,365
#   Thorn Group, Ltd......................................    35,581     15,731
*   Tiger Resources, Ltd..................................   219,444      1,223
#   TPG Telecom, Ltd......................................    77,874    333,928
    Transurban Group......................................    33,575    291,949
*   Troy Resources, Ltd...................................       583         56
    Villa World, Ltd......................................    21,720     35,846

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE>>
                                                            ------- -----------
AUSTRALIA -- (Continued)
#*  Village Roadshow, Ltd..................................  17,083 $    24,128
*   Virgin Australia Holdings, Ltd......................... 393,465      64,289
    Virtus Health, Ltd.....................................  20,060      83,747
#   Vita Group, Ltd........................................  22,463      16,331
*   Vocus Group, Ltd.......................................  78,995     141,904
*   Watpac, Ltd............................................  27,091      15,001
    Webjet, Ltd............................................   7,974      79,190
    Webster, Ltd...........................................  11,619      15,308
    Wesfarmers, Ltd........................................  33,462   1,230,344
    Western Areas, Ltd.....................................  52,448     126,544
*   Westgold Resources, Ltd................................  40,111      47,457
#   Westpac Banking Corp................................... 152,783   3,344,797
    Whitehaven Coal, Ltd................................... 175,582     709,688
    WiseTech Global, Ltd...................................   6,175      70,055
    Woodside Petroleum, Ltd................................  49,470   1,325,964
    Woolworths Group, Ltd..................................  21,372     478,131
    WorleyParsons, Ltd.....................................  34,663     472,969
    WPP AUNZ, Ltd..........................................  68,187      46,659
*   Xero, Ltd..............................................   1,193      38,012
                                                                    -----------
TOTAL AUSTRALIA............................................          70,464,995
                                                                    -----------
AUSTRIA -- (0.6%)
    Agrana Beteiligungs AG.................................   2,948      78,441
    ANDRITZ AG.............................................   8,612     488,206
    Atrium European Real Estate, Ltd.......................  24,184     108,016
#   Austria Technologie & Systemtechnik AG.................   8,049     189,009
    CA Immobilien Anlagen AG...............................   9,142     319,605
#   DO & CO AG.............................................     987      69,248
    Erste Group Bank AG....................................  24,082   1,040,134
    EVN AG.................................................   8,035     159,826
*   FACC AG................................................   1,905      42,382
    Flughafen Wien AG......................................     621      23,444
    IMMOFINANZ AG..........................................  17,520     461,217
    Kapsch TrafficCom AG...................................     788      36,442
    Lenzing AG.............................................   2,194     278,625
    Mayr Melnhof Karton AG.................................   1,212     164,823
    Oesterreichische Post AG...............................   4,363     206,661
    OMV AG.................................................   7,513     424,583
#   Palfinger AG...........................................   1,670      65,173
    POLYTEC Holding AG.....................................   2,865      45,006
#   Porr AG................................................   2,002      70,923
    Raiffeisen Bank International AG.......................  24,471     815,990
    Rosenbauer International AG............................     131       7,658
    S IMMO AG..............................................   6,519     141,741
    Schoeller-Bleckmann Oilfield Equipment AG..............   1,281     146,209
#*  Semperit AG Holding....................................     945      18,732
    Strabag SE.............................................   3,459     139,093
    Telekom Austria AG.....................................  19,768     171,986
    UBM Development AG.....................................     613      29,972
    UNIQA Insurance Group AG...............................  28,464     284,622
    Verbund AG.............................................   5,936     234,043
    Wienerberger AG........................................   9,422     230,964
#*  Zumtobel Group AG......................................   2,684      19,273
                                                                    -----------
TOTAL AUSTRIA..............................................           6,512,047
                                                                    -----------
BELGIUM -- (1.0%)
    Ackermans & van Haaren NV..............................   4,895     892,764
    Ageas..................................................  26,688   1,431,416

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE>>
                                                             ------ -----------
BELGIUM -- (Continued)
*   AGFA-Gevaert NV......................................... 54,179 $   258,655
*   Argenx SE, ADR..........................................    712      64,614
    Atenor..................................................    415      23,720
    Banque Nationale de Belgique............................     19      60,645
    Barco NV................................................  1,790     254,069
    Bekaert SA..............................................  7,752     217,747
#   bpost SA................................................ 13,289     209,492
    Cie d'Entreprises CFE...................................  2,040     254,895
    Cie Immobiliere de Belgique SA..........................    381      23,712
    Colruyt SA.............................................. 10,547     630,509
    Deceuninck NV........................................... 13,585      40,190
    D'ieteren SA............................................  5,895     256,781
#   Econocom Group SA....................................... 16,652      58,794
    Elia System Operator SA.................................  3,275     204,097
#   Euronav NV.............................................. 19,997     169,222
*   Euronav NV..............................................  7,421      62,708
    EVS Broadcast Equipment SA..............................  2,050      47,857
#*  Exmar NV................................................  6,018      42,791
    Fagron..................................................  4,665      86,391
    Gimv NV.................................................  2,217     131,761
    Jensen-Group NV.........................................    526      19,499
    KBC Group NV............................................  9,960     764,614
    Kinepolis Group NV......................................  1,859     118,888
    Lotus Bakeries..........................................     35      99,755
    Melexis NV..............................................  2,995     278,575
#*  Nyrstar NV.............................................. 15,384      73,752
    Ontex Group NV.......................................... 14,298     432,311
    Picanol.................................................    293      29,276
    Proximus SADP........................................... 25,812     632,629
    Recticel SA.............................................  8,683     100,149
    Resilux.................................................    210      37,074
*   Roularta Media Group NV.................................    370       7,399
    Sioen Industries NV.....................................  1,961      61,854
    Sipef SA................................................    989      68,884
    Solvay SA............................................... 12,397   1,698,396
*   Telenet Group Holding NV................................  4,171     200,850
    TER Beke SA.............................................    109      20,163
*   Tessenderlo Group SA....................................  6,656     267,636
*   ThromboGenics NV........................................  7,971      67,269
    Umicore SA.............................................. 21,896   1,281,410
    Van de Velde NV.........................................    784      27,497
                                                                    -----------
TOTAL BELGIUM...............................................         11,710,710
                                                                    -----------
CANADA -- (9.8%)
*   5N Plus, Inc............................................ 14,000      36,376
#   Absolute Software Corp..................................  6,200      35,031
#   Acadian Timber Corp.....................................  1,700      26,267
*   Advantage Oil & Gas, Ltd................................ 31,877     110,271
*   Advantage Oil & Gas, Ltd................................  3,399      11,897
    Aecon Group, Inc........................................  8,695     110,087
*   Africa Oil Corp......................................... 14,600      13,244
#   AG Growth International, Inc............................  1,600      68,202
    AGF Management, Ltd., Class B........................... 17,587      88,554
#   Agnico Eagle Mines, Ltd................................. 15,126     633,477
#   AGT Food & Ingredients, Inc.............................  2,100      29,236
    Aimia, Inc.............................................. 17,450      46,414
*   Air Canada.............................................. 17,141     310,049
#   AirBoss of America Corp.................................  3,978      45,167
*   Alacer Gold Corp........................................ 65,502     141,996

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE>>
                                                             ------- ----------
CANADA -- (Continued)
    Alamos Gold, Inc., Class A..............................  65,098 $  353,301
#   Alamos Gold, Inc., Class A..............................  18,797    102,065
#   Alaris Royalty Corp.....................................   9,482    134,848
*   Alexco Resource Corp....................................   1,285      1,529
*   Alexco Resource Corp....................................  10,800     13,118
    Algoma Central Corp.....................................   1,200     13,911
    Algonquin Power & Utilities Corp........................  20,346    199,886
    Algonquin Power & Utilities Corp........................   9,952     97,729
    Alimentation Couche-Tard, Inc., Class B.................   7,265    333,692
#*  Alio Gold, Inc..........................................   6,570      9,192
    AltaGas, Ltd............................................  18,114    368,588
#   Altius Minerals Corp....................................  10,901    107,682
    Altus Group, Ltd........................................   5,550    119,460
#*  Americas Silver Corp....................................   7,847     20,751
*   Amerigo Resources, Ltd..................................  32,000     21,893
    ARC Resources, Ltd......................................  80,253    953,153
*   Argonaut Gold, Inc......................................  35,772     60,498
*   Aritzia, Inc............................................   3,900     48,119
#*  Asanko Gold, Inc........................................  35,902     35,603
    Atco, Ltd., Class I.....................................   5,639    172,917
*   Athabasca Oil Corp......................................  92,749    124,773
*   ATS Automation Tooling Systems, Inc.....................   9,097    136,785
#*  Aurora Cannabis, Inc....................................  26,746    144,334
#   AutoCanada, Inc.........................................   4,621     51,366
*   B2Gold Corp............................................. 224,580    559,357
#   Badger Daylighting, Ltd.................................   4,456    101,154
#   Bank of Montreal........................................  25,724  2,038,976
    Bank of Montreal........................................  20,390  1,616,519
    Bank of Nova Scotia (The)...............................  25,800  1,528,940
#   Bank of Nova Scotia (The)...............................  41,214  2,441,929
    Barrick Gold Corp.......................................  60,182    674,523
    Barrick Gold Corp....................................... 128,507  1,437,993
#*  Baytex Energy Corp......................................  53,802    167,091
*   Baytex Energy Corp......................................   2,602      8,092
    BCE, Inc................................................   3,215    136,612
    BCE, Inc................................................   2,798    118,719
#*  Bellatrix Exploration, Ltd..............................   4,740      4,518
#*  Bellatrix Exploration, Ltd..............................   1,559      1,493
    Birchcliff Energy, Ltd..................................  56,947    225,450
    Black Diamond Group, Ltd................................   7,742     21,425
#*  BlackBerry, Ltd.........................................   4,553     44,665
*   BlackPearl Resources, Inc...............................  64,581     66,525
    BMTC Group, Inc.........................................     900     10,634
*   BNK Petroleum, Inc......................................  27,500      9,090
*   Bombardier, Inc., Class A...............................  11,600     43,962
*   Bombardier, Inc., Class B............................... 105,030    395,624
#   Bonavista Energy Corp...................................  55,520     66,580
#   Bonterra Energy Corp....................................   6,180     88,411
    Boralex, Inc., Class A..................................  15,623    238,756
    Brookfield Asset Management, Inc., Class A..............   9,289    391,954
    Brookfield Asset Management, Inc., Class A..............   5,096    214,847
    Brookfield Real Estate Services, Inc....................   1,100     16,565
    BRP, Inc................................................   3,068    143,111
#*  BSM Technologies, Inc...................................   9,300      9,580
#*  Calfrac Well Services, Ltd..............................  26,244    100,066
    Calian Group, Ltd.......................................     700     16,977
#   Callidus Capital Corp...................................   1,700      3,816
    Cameco Corp.............................................  21,000    226,975
    Cameco Corp.............................................  34,521    372,827

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE>>
                                                             ------- ----------
CANADA -- (Continued)
    Canaccord Genuity Group, Inc............................  26,783 $  149,063
*   Canacol Energy, Ltd.....................................  16,100     52,724
    Canadian Imperial Bank of Commerce......................   8,700    793,992
    Canadian Imperial Bank of Commerce......................  17,164  1,565,872
    Canadian National Railway Co............................   3,700    330,279
    Canadian National Railway Co............................   9,292    828,382
    Canadian Natural Resources, Ltd.........................   6,235    229,106
    Canadian Natural Resources, Ltd.........................  95,893  3,513,520
    Canadian Pacific Railway, Ltd...........................   1,800    356,970
    Canadian Pacific Railway, Ltd...........................   2,100    416,514
#   Canadian Tire Corp., Ltd., Class A......................   4,468    608,522
    Canadian Utilities, Ltd., Class A.......................   3,911     97,561
#   Canadian Western Bank...................................  20,825    584,160
*   Canfor Corp.............................................  14,966    328,116
    Canfor Pulp Products, Inc...............................   9,091    190,437
#*  Canopy Growth Corp......................................   1,399     36,909
    CanWel Building Materials Group, Ltd....................  13,600     69,106
    Capital Power Corp......................................  11,101    225,459
*   Capstone Mining Corp....................................  60,575     44,703
#   Cardinal Energy, Ltd....................................  26,424    108,674
    Cascades, Inc...........................................  16,900    162,004
    CCL Industries, Inc., Class B...........................   4,850    246,070
*   Celestica, Inc..........................................  25,918    306,092
*   Celestica, Inc..........................................   3,200     37,834
    Cenovus Energy, Inc.....................................  46,600    467,487
    Cenovus Energy, Inc.....................................  32,519    326,491
*   Centerra Gold, Inc......................................  49,403    224,447
    Cervus Equipment Corp...................................   2,100     22,294
#   CES Energy Solutions Corp...............................  31,598    108,578
*   CGI Group, Inc., Class A................................   8,717    560,939
#   Chesswood Group, Ltd....................................   2,800     24,925
*   China Gold International Resources Corp., Ltd...........  56,934     99,351
    CI Financial Corp.......................................  25,429    444,326
#   Cineplex, Inc...........................................  15,265    342,886
#   Clearwater Seafoods, Inc................................   2,677     10,557
    Cogeco Communications, Inc..............................   3,413    185,231
    Cogeco, Inc.............................................   1,576     75,914
    Colliers International Group, Inc.......................   1,020     83,397
    Colliers International Group, Inc.......................   4,139    339,398
    Computer Modelling Group, Ltd...........................  11,290     86,703
#*  Conifex Timber, Inc.....................................   2,800     10,418
    Constellation Software, Inc.............................     900    652,440
#*  Continental Gold, Inc...................................  33,898    100,846
#*  Copper Mountain Mining Corp.............................  36,694     33,003
    Corus Entertainment, Inc., Class B......................  17,115     53,417
    Cott Corp...............................................  14,598    233,422
    Cott Corp...............................................  15,656    249,971
#   Crescent Point Energy Corp..............................  81,675    556,907
    Crescent Point Energy Corp..............................   9,725     66,224
*   Crew Energy, Inc........................................  30,233     56,940
*   CRH Medical Corp........................................  10,100     33,308
*   Dalradian Resources, Inc................................  15,700     17,500
#*  Delphi Energy Corp......................................  49,792     33,683
#*  Denison Mines Corp...................................... 140,508     72,368
*   Descartes Systems Group, Inc. (The).....................   1,400     44,660
*   Detour Gold Corp........................................  39,100    385,334
#   DHX Media, Ltd..........................................  20,100     40,483
#*  DIRTT Environmental Solutions...........................   5,700     28,657
    Dollarama, Inc..........................................  11,865    428,685

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE>>
                                                             ------- ----------
CANADA -- (Continued)
    Dorel Industries, Inc., Class B.........................   5,116 $   93,798
*   DREAM Unlimited Corp., Class A..........................  13,200     91,020
*   Dundee Precious Metals, Inc.............................  33,031     78,461
*   Echelon Financial Holdings, Inc.........................   1,200     10,927
    ECN Capital Corp........................................  68,365    189,720
    E-L Financial Corp., Ltd................................     100     63,420
#*  Eldorado Gold Corp...................................... 135,531    147,945
*   Eldorado Gold Corp......................................   7,243      7,895
#   Element Fleet Management Corp...........................  33,031    158,953
    Emera, Inc..............................................   2,190     70,960
    Empire Co., Ltd., Class A...............................  20,797    428,778
    Enbridge Income Fund Holdings, Inc......................  18,350    459,579
    Enbridge, Inc...........................................   9,579    340,200
#   Enbridge, Inc...........................................  10,311    365,319
    Encana Corp.............................................  65,121    898,583
    Encana Corp.............................................  56,119    754,239
*   Endeavour Mining Corp...................................  10,181    186,269
*   Endeavour Silver Corp...................................   4,949     14,501
    Enercare, Inc...........................................  16,700    242,762
    Enerflex, Ltd...........................................  19,866    224,950
#*  Energy Fuels, Inc.......................................  12,193     35,899
    Enerplus Corp...........................................  30,000    391,359
    Enerplus Corp...........................................  31,536    411,860
    Enghouse Systems, Ltd...................................   2,500    149,056
    Ensign Energy Services, Inc.............................  31,417    136,695
*   Epsilon Energy, Ltd.....................................   6,843     14,256
#   Equitable Group, Inc....................................   2,750    133,182
#*  Essential Energy Services Trust.........................  19,400      7,755
    Evertz Technologies, Ltd................................   3,100     37,867
#   Exchange Income Corp....................................   4,758    121,615
    Exco Technologies, Ltd..................................   6,801     48,883
#   Extendicare, Inc........................................  12,349     70,533
    Fairfax Financial Holdings, Ltd.........................   3,217  1,817,654
    Fiera Capital Corp......................................   7,253     66,796
    Finning International, Inc..............................  13,142    344,095
    Firm Capital Mortgage Investment Corp...................   5,600     57,987
    First Capital Realty, Inc...............................  11,619    181,138
#*  First Majestic Silver Corp..............................   4,200     27,863
*   First Mining Gold Corp..................................  44,500     14,881
    First National Financial Corp...........................   3,000     68,286
    First Quantum Minerals, Ltd.............................  55,280    862,230
    FirstService Corp.......................................   3,245    269,919
    FirstService Corp.......................................   1,700    141,047
#*  Fission Uranium Corp....................................  72,500     37,898
    Fortis, Inc.............................................   9,259    304,422
    Fortis, Inc.............................................   3,605    118,136
*   Fortuna Silver Mines, Inc...............................  41,159    224,645
*   Fortuna Silver Mines, Inc...............................   1,312      7,177
    Franco-Nevada Corp......................................     400     29,341
#   Freehold Royalties, Ltd.................................   7,958     75,123
#*  Frontera Energy Corp....................................   2,400     34,980
*   GDI Integrated Facility Services, Inc...................   2,600     32,639
*   Gear Energy, Ltd........................................  37,500     39,205
#   Genworth MI Canada, Inc.................................   9,939    349,853
    George Weston, Ltd......................................   7,385    614,371
    Gibson Energy, Inc......................................   4,061     56,879
    Gildan Activewear, Inc..................................   4,100    105,616
#   Gildan Activewear, Inc..................................   4,204    107,833
#   Gluskin Sheff & Associates, Inc.........................   4,374     56,489

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE>>
                                                             ------- ----------
CANADA -- (Continued)
    GMP Capital, Inc........................................  11,400 $   22,172
#   goeasy, Ltd.............................................   4,750    156,246
*   GoGold Resources, Inc...................................   8,500      2,450
    Goldcorp, Inc...........................................  17,017    212,704
    Goldcorp, Inc...........................................  45,984    574,800
*   Golden Star Resources, Ltd..............................  51,745     36,993
#*  Gran Tierra Energy, Inc.................................   2,706      9,011
*   Gran Tierra Energy, Inc.................................  96,430    322,459
#   Granite Oil Corp........................................  10,333     21,606
    Great-West Lifeco, Inc..................................  10,178    251,545
    Guardian Capital Group, Ltd., Class A...................   2,828     51,653
*   Guyana Goldfields, Inc..................................  26,400     81,178
#*  Havilah Mining Corp.....................................   1,675        451
*   Heroux-Devtek, Inc......................................   8,414    100,805
#   High Arctic Energy Services, Inc........................   8,400     25,054
    High Liner Foods, Inc...................................   2,850     19,630
#*  Home Capital Group, Inc.................................  13,285    156,252
#   Horizon North Logistics, Inc............................  38,300     72,428
    Hudbay Minerals, Inc....................................  31,643    164,544
    Hudbay Minerals, Inc....................................  24,824    129,191
#   Hudson's Bay Co.........................................  26,087    210,364
    Husky Energy, Inc.......................................  35,012    595,353
    Hydro One, Ltd..........................................   9,700    141,677
*   IAMGOLD Corp............................................ 126,861    697,280
*   IAMGOLD Corp............................................   4,292     23,606
*   IBI Group, Inc..........................................   1,900      9,450
    IGM Financial, Inc......................................   6,969    209,201
#*  Imperial Metals Corp....................................   7,560      7,555
#   Imperial Oil, Ltd.......................................  11,661    398,340
*   Indigo Books & Music, Inc...............................     900     11,256
    Industrial Alliance Insurance & Financial Services, Inc.  19,400    797,863
    Information Services Corp...............................     900     12,018
    Innergex Renewable Energy, Inc..........................  16,586    171,749
    Intact Financial Corp...................................   1,367    104,286
    Inter Pipeline, Ltd.....................................  27,415    522,652
*   Interfor Corp...........................................  20,269    320,353
    Intertape Polymer Group, Inc............................   7,800    103,073
#   Invesque, Inc...........................................   5,600     46,312
*   Iron Bridge Resources, Inc..............................  40,500     23,350
#*  Ivanhoe Mines, Ltd., Class A............................  30,531     60,787
    Just Energy Group, Inc..................................   9,896     37,428
    Just Energy Group, Inc..................................   4,023     15,287
    K-Bro Linen, Inc........................................   1,451     42,710
*   Kelt Exploration, Ltd...................................  19,400    148,238
#   Keyera Corp.............................................  13,154    380,812
*   Kinaxis, Inc............................................   2,435    164,311
*   Kinross Gold Corp....................................... 277,555  1,002,812
*   Kinross Gold Corp.......................................  27,330     98,388
    Kirkland Lake Gold, Ltd.................................  24,117    527,076
*   Knight Therapeutics, Inc................................  26,771    175,956
    KP Tissue, Inc..........................................   1,300      9,934
#   Labrador Iron Ore Royalty Corp..........................   5,009     95,571
#*  Largo Resources, Ltd....................................  18,616     27,190
    Lassonde Industries, Inc., Class A......................     300     61,160
    Laurentian Bank of Canada...............................   9,106    326,342
*   Leagold Mining Corp.....................................  10,300     19,953
    Leon's Furniture, Ltd...................................   4,406     61,949
    Linamar Corp............................................  12,094    552,707
    Loblaw Cos., Ltd........................................  15,788    834,782

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE>>
                                                             ------- ----------
CANADA -- (Continued)
    Lucara Diamond Corp.....................................  63,052 $  108,572
#*  Lundin Gold, Inc........................................  10,600     40,743
    Lundin Mining Corp...................................... 173,438    959,952
*   Lydian International, Ltd...............................  24,000      5,166
    Magellan Aerospace Corp.................................   3,437     41,666
    Magna International, Inc................................  23,650  1,440,617
    Magna International, Inc................................   7,200    437,616
#*  Mainstreet Equity Corp..................................     500     17,373
*   Major Drilling Group International, Inc.................  21,520    100,912
#*  Mandalay Resources Corp.................................  36,500      5,051
    Manulife Financial Corp.................................  14,200    263,729
    Manulife Financial Corp.................................  62,111  1,152,780
    Maple Leaf Foods, Inc...................................  10,900    261,010
#*  Marathon Gold Corp......................................  14,000      9,255
    Martinrea International, Inc............................  21,936    237,260
#   Maxar Technologies, Ltd.................................  20,315    994,826
#   Mediagrif Interactive Technologies, Inc.................   2,100     17,031
#   Medical Facilities Corp.................................  10,250    115,040
*   MEG Energy Corp.........................................  53,156    346,514
    Melcor Developments, Ltd................................   1,100     12,227
    Methanex Corp...........................................   1,735    119,850
#   Methanex Corp...........................................   8,906    615,405
    Metro, Inc..............................................  13,343    449,891
*   Mitel Networks Corp.....................................  20,255    221,569
    Morguard Corp...........................................     700     89,305
    Morneau Shepell, Inc....................................   6,900    148,890
*   Mountain Province Diamonds, Inc.........................   3,882      9,400
#   MTY Food Group, Inc.....................................   1,988     85,336
    Mullen Group, Ltd.......................................  21,304    262,687
    National Bank of Canada.................................  42,733  2,094,848
    Nevsun Resources, Ltd...................................  73,581    273,203
*   New Gold, Inc...........................................  93,948    116,997
    NFI Group, Inc..........................................   7,020    269,662
    Norbord, Inc............................................   3,712    133,542
    North American Construction Group, Ltd..................   3,800     25,034
    North American Construction Group, Ltd..................   2,400     15,720
    North West Co., Inc. (The)..............................   7,509    171,555
    Northland Power, Inc....................................  16,764    306,452
    Nutrien, Ltd............................................  12,274    666,631
    Nutrien, Ltd............................................   8,178    443,339
*   NuVista Energy, Ltd.....................................  33,411    216,002
#*  Obsidian Energy, Ltd....................................  68,600     73,301
#*  Obsidian Energy, Ltd....................................  20,635     22,286
    OceanaGold Corp......................................... 134,010    412,069
    Onex Corp...............................................   5,500    411,681
    Open Text Corp..........................................   5,600    208,399
    Open Text Corp..........................................   8,787    326,876
#   Osisko Gold Royalties, Ltd..............................  16,991    161,313
    Osisko Gold Royalties, Ltd..............................  11,899    113,159
#*  Painted Pony Energy, Ltd................................  23,500     47,692
    Pan American Silver Corp................................   1,100     18,096
    Pan American Silver Corp................................  22,763    374,907
#*  Paramount Resources, Ltd., Class A......................  14,976    168,082
*   Parex Resources, Inc....................................  30,930    545,914
#   Parkland Fuel Corp......................................  17,939    485,140
    Pason Systems, Inc......................................  11,381    174,628
    Pembina Pipeline Corp...................................   7,874    282,422
*   Pengrowth Energy Corp...................................  83,284     58,901
*   Pengrowth Energy Corp...................................   4,002      2,874

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES  VALUE>>
                                                             ------ ----------
CANADA -- (Continued)
#   Peyto Exploration & Development Corp.................... 24,567 $  202,451
*   PHX Energy Services Corp................................  8,838     13,860
    Pizza Pizza Royalty Corp................................  4,200     39,034
    Polaris Infrastructure, Inc.............................  3,500     33,040
#*  PolyMet Mining Corp.....................................  9,900      7,991
#   PrairieSky Royalty, Ltd.................................  2,971     56,366
*   Precision Drilling Corp................................. 50,064    181,267
*   Precision Drilling Corp................................. 19,847     72,045
*   Premier Gold Mines, Ltd................................. 44,350     83,869
    Premium Brands Holdings Corp............................  3,940    308,906
#*  Pretium Resources, Inc..................................  4,600     37,731
#   Pulse Seismic, Inc......................................  4,200      7,943
    Quarterhill, Inc........................................ 25,800     27,766
    Quebecor, Inc., Class B................................. 14,800    308,435
*   Raging River Exploration, Inc........................... 51,518    217,818
    Recipe Unlimited Corp...................................  3,200     66,271
    Reitmans Canada, Ltd., Class A..........................  8,400     27,379
    Richelieu Hardware, Ltd.................................  6,734    145,722
    Ritchie Bros Auctioneers, Inc...........................  1,000     33,263
#   Ritchie Bros Auctioneers, Inc...........................    344     11,445
    Rocky Mountain Dealerships, Inc.........................  4,278     39,529
    Rogers Communications, Inc., Class B.................... 10,036    511,656
    Rogers Communications, Inc., Class B....................  4,076    207,346
    Rogers Sugar, Inc....................................... 23,650     98,901
#*  Roxgold, Inc............................................ 33,200     26,798
    Royal Bank of Canada....................................  7,300    569,870
    Royal Bank of Canada.................................... 26,243  2,046,167
    Russel Metals, Inc...................................... 14,471    308,365
#*  Sabina Gold & Silver Corp............................... 40,900     45,275
#*  Sandstorm Gold, Ltd..................................... 39,636    175,503
    Saputo, Inc.............................................  9,280    309,393
    Savaria Corp............................................    900     11,222
#   Secure Energy Services, Inc............................. 36,484    221,005
*   SEMAFO, Inc............................................. 61,914    181,813
*   Seven Generations Energy, Ltd., Class A................. 74,761    854,017
    Shaw Communications, Inc., Class B......................  2,500     52,293
    Shaw Communications, Inc., Class B...................... 27,902    583,989
    ShawCor, Ltd............................................ 12,867    262,117
#*  Shopify, Inc., Class A..................................    699     96,609
#   Sienna Senior Living, Inc...............................  4,500     56,732
*   Sierra Wireless, Inc....................................  2,200     35,684
*   Sierra Wireless, Inc....................................  5,218     84,793
    Sleep Country Canada Holdings, Inc......................  5,687    135,175
    SNC-Lavalin Group, Inc..................................  1,808     80,070
*   Solium Capital, Inc.....................................  1,700     15,813
#*  Spin Master Corp........................................  2,624    107,514
    Sprott, Inc............................................. 28,000     64,788
*   SSR Mining, Inc......................................... 10,834    112,600
*   SSR Mining, Inc......................................... 18,862    196,353
    Stantec, Inc............................................  1,800     47,005
    Stantec, Inc............................................ 15,002    392,302
    Stella-Jones, Inc.......................................  4,595    153,479
*   Storm Resources, Ltd....................................  5,000     12,415
#*  Stornoway Diamond Corp.................................. 47,014     15,179
    Stuart Olson, Inc.......................................  5,900     33,789
    Sun Life Financial, Inc.................................  2,900    118,599
    Sun Life Financial, Inc................................. 20,019    818,577
    Suncor Energy, Inc......................................  5,800    244,232
    Suncor Energy, Inc...................................... 98,408  4,146,913

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES   VALUE>>
                                                            ------- ----------
CANADA -- (Continued)
*   SunOpta, Inc...........................................   6,692 $   54,684
#   Superior Plus Corp.....................................  39,027    384,315
    Supremex, Inc..........................................   3,700      8,988
    Surge Energy, Inc......................................  58,035    109,302
#   Tahoe Resources, Inc...................................  51,227    229,977
    Tahoe Resources, Inc...................................  16,073     72,489
*   Tamarack Valley Energy, Ltd............................  50,550    186,524
*   Taseko Mines, Ltd......................................  33,379     29,765
    Teck Resources, Ltd., Class B..........................  40,633  1,059,828
    Teck Resources, Ltd., Class B..........................  53,546  1,393,802
    TELUS Corp.............................................   1,498     54,756
*   Teranga Gold Corp......................................  20,900     73,424
#*  Tervita Corp...........................................     759      5,338
    TFI International, Inc.................................  24,067    799,242
    Thomson Reuters Corp...................................   3,237    134,012
    Thomson Reuters Corp...................................   7,800    323,668
    Tidewater Midstream and Infrastructure, Ltd............  26,400     25,977
#   Timbercreek Financial Corp.............................   4,935     35,129
#*  TMAC Resources, Inc....................................   1,000      5,458
    TMX Group, Ltd.........................................   6,595    424,136
    TORC Oil & Gas, Ltd....................................  34,965    204,546
*   Torex Gold Resources, Inc..............................  16,530    122,115
    Toromont Industries, Ltd...............................   7,642    392,366
    Toronto-Dominion Bank (The)............................  16,058    952,605
    Toronto-Dominion Bank (The)............................  34,519  2,042,834
    Torstar Corp., Class B.................................   2,714      2,483
    Total Energy Services, Inc.............................   9,440     79,825
    Tourmaline Oil Corp....................................  43,139    852,275
    TransAlta Corp.........................................  34,194    194,778
    TransAlta Corp.........................................  31,016    175,240
#   TransAlta Renewables, Inc..............................  15,984    147,571
    TransCanada Corp.......................................   1,596     71,740
    Transcontinental, Inc., Class A........................  22,019    523,541
*   TransGlobe Energy Corp.................................  16,500     53,527
*   Trevali Mining Corp.................................... 127,243     78,252
#*  Trican Well Service, Ltd...............................  52,815    111,245
    Tricon Capital Group, Inc..............................  19,947    166,985
*   Trinidad Drilling, Ltd.................................  67,670     81,151
*   Trisura Group, Ltd.....................................     911     19,584
*   Turquoise Hill Resources, Ltd..........................  77,100    213,961
*   Turquoise Hill Resources, Ltd..........................   3,396      9,407
    Uni-Select, Inc........................................   8,313    138,417
    Valener, Inc...........................................   5,244     81,471
#   Vermilion Energy, Inc..................................  10,086    347,210
    Vermilion Energy, Inc..................................   4,972    170,937
    Wajax Corp.............................................   5,775    109,565
    Waste Connections, Inc.................................   1,300    100,893
#*  Wesdome Gold Mines, Ltd................................  13,000     36,576
    West Fraser Timber Co., Ltd............................  11,698    726,601
*   Western Energy Services Corp...........................  20,900     13,978
    Western Forest Products, Inc...........................  98,253    182,782
    Westshore Terminals Investment Corp....................  13,000    242,641
    Wheaton Precious Metals Corp...........................   5,899    123,617
    Wheaton Precious Metals Corp...........................  17,703    370,878
    Whitecap Resources, Inc................................  84,748    559,623
    Winpak, Ltd............................................   3,732    135,297
    WSP Global, Inc........................................   2,088    118,681
    Yamana Gold, Inc....................................... 185,114    590,555
#   Yamana Gold, Inc.......................................  14,406     45,955

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                           ------- ------------
CANADA -- (Continued)
*   Yangarra Resources, Ltd...............................  20,600 $     77,120
#*  Yellow Pages, Ltd.....................................   5,429       42,235
#   ZCL Composites, Inc...................................   6,899       46,670
                                                                   ------------
TOTAL CANADA..............................................          109,267,948
                                                                   ------------
CHINA -- (0.0%)
*   GCL New Energy Holdings, Ltd.......................... 958,000       42,278
    Xinghua Port Holdings, Ltd............................  47,875        5,865
    Yeebo International Holdings, Ltd.....................  44,000       10,109
                                                                   ------------
TOTAL CHINA...............................................               58,252
                                                                   ------------
DENMARK -- (1.5%)
#*  ALK-Abello A.S........................................   1,258      233,870
    Alm Brand A.S.........................................  12,213      126,910
    Ambu A.S., Class B....................................  13,860      545,269
*   Bang & Olufsen A.S....................................   6,599      160,416
    BankNordik P/F........................................     549        9,606
#*  Bavarian Nordic A.S...................................   2,920       89,111
    Brodrene Hartmann A.S.................................     555       32,340
    Chr Hansen Holding A.S................................   8,059      834,230
    Coloplast A.S., Class B...............................   4,151      452,748
    Columbus A.S..........................................  15,956       38,295
*   D/S Norden A.S........................................   7,090      130,729
    Danske Bank A.S.......................................  27,439      797,392
    DFDS A.S..............................................   6,441      424,233
    DSV A.S...............................................  15,826    1,325,875
    FLSmidth & Co. A.S....................................   8,038      529,004
    GN Store Nord A.S.....................................  29,339    1,399,531
#*  H+H International A.S., Class B.......................   3,507       53,601
    IC Group A.S..........................................   2,062       53,412
    ISS A.S...............................................  27,437    1,024,858
    Jeudan A.S............................................     216       33,866
    Jyske Bank A.S........................................  15,162      858,766
    Matas A.S.............................................   5,068       40,744
*   Nilfisk Holding A.S...................................   6,115      316,386
#*  NKT A.S...............................................   4,615      124,245
    NNIT A.S..............................................   1,970       51,160
    Orsted A.S............................................   2,735      168,772
    Pandora A.S...........................................  10,986      780,141
    Parken Sport & Entertainment A.S......................   1,139       15,363
    Per Aarsleff Holding A.S..............................   4,287      153,134
    Ringkjoebing Landbobank A.S...........................   4,801      271,361
    Rockwool International A.S., Class A..................     470      168,077
    Rockwool International A.S., Class B..................   1,262      505,309
    RTX A.S...............................................   1,446       44,459
*   Santa Fe Group A.S....................................   1,591        6,272
    Schouw & Co., A.S.....................................   2,704      250,874
    SimCorp A.S...........................................   4,843      413,804
    Solar A.S., Class B...................................   1,039       65,441
    Spar Nord Bank A.S....................................  14,532      156,721
    Sydbank A.S...........................................  14,480      537,394
    Tivoli A.S............................................     136       14,226
*   TK Development A.S....................................  17,713       18,776
    Topdanmark A.S........................................  10,767      462,424
    TORM P.L.C............................................   2,240       17,396
    Tryg A.S..............................................  15,859      388,204
    United International Enterprises......................     225       51,202
    Vestas Wind Systems A.S...............................  21,440    1,383,516

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE>>
                                                             ------ -----------
DENMARK -- (Continued)
*   William Demant Holding A.S.............................. 14,945 $   714,343
                                                                    -----------
TOTAL DENMARK...............................................         16,273,806
                                                                    -----------
FINLAND -- (1.5%)
#*  Afarak Group Oyj........................................ 11,381      12,785
    Ahlstrom-Munksjo Oyj....................................  3,900      74,792
    Aktia Bank Oyj..........................................  8,843      93,128
#   Alma Media Oyj..........................................  2,844      23,956
    Amer Sports Oyj......................................... 25,472     816,748
    Asiakastieto Group Oyj..................................    847      30,459
    Aspo Oyj................................................  4,165      44,322
    Atria Oyj...............................................  2,128      23,601
*   BasWare Oyj.............................................    558      23,540
#   Bittium Oyj.............................................  6,159      35,917
    Cargotec Oyj............................................  8,754     434,830
#*  Caverion Oyj............................................  9,822      82,378
#   Citycon Oyj............................................. 38,494      81,004
    Cramo Oyj...............................................  9,188     196,234
    Digia Oyj...............................................  3,511      10,787
    Elisa Oyj............................................... 14,001     607,936
    Finnair Oyj............................................. 14,000     130,365
    Fiskars Oyj Abp.........................................  4,562     102,459
    Fortum Oyj.............................................. 44,192   1,110,236
    F-Secure Oyj............................................  7,922      33,756
    HKScan Oyj, Class A..................................... 10,963      33,944
#   Huhtamaki Oyj........................................... 24,586     882,960
    Ilkka-Yhtyma Oyj........................................  2,909      10,703
    Kemira Oyj.............................................. 26,784     351,569
    Kesko Oyj, Class A......................................  1,108      61,200
    Kesko Oyj, Class B...................................... 14,306     803,403
    Konecranes Oyj.......................................... 13,411     518,966
    Lassila & Tikanoja Oyj..................................  8,250     165,796
#   Lehto Group Oyj.........................................  1,807      21,501
    Metsa Board Oyj......................................... 37,183     385,485
    Metso Oyj............................................... 24,539     898,778
    Neste Oyj............................................... 16,872   1,391,708
    Nokian Renkaat Oyj...................................... 24,601   1,066,911
#   Oriola Oyj, Class B..................................... 38,503     124,215
    Outokumpu Oyj........................................... 50,552     342,166
#*  Outotec Oyj............................................. 17,404     142,937
#   Pihlajalinna Oyj........................................    536       7,061
    Ponsse Oyj..............................................  1,835      66,265
    Poyry Oyj...............................................    493       4,076
    Raisio Oyj, Class V..................................... 22,819      96,007
    Ramirent Oyj............................................ 22,228     222,627
    Raute Oyj, Class A......................................    401      14,207
    Revenio Group Oyj.......................................  2,692      47,966
    Sampo Oyj, Class A...................................... 35,856   1,821,054
    Sanoma Oyj..............................................  9,325      92,361
#   SRV Group Oyj...........................................  3,102       9,809
#*  Stockmann Oyj Abp (5462393).............................  5,241      25,823
    Technopolis Oyj......................................... 23,826     107,731
    Teleste Oyj.............................................  1,197       9,910
    Tieto Oyj...............................................  8,348     259,629
#   Tikkurila Oyj...........................................  7,373     135,653
    Tokmanni Group Corp.....................................  7,657      63,536
    UPM-Kymmene Oyj......................................... 64,508   2,288,269
    Uponor Oyj..............................................  8,740     132,900
    Valmet Oyj.............................................. 27,634     574,103

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE>>
                                                             ------ -----------
FINLAND -- (Continued)
#   YIT Oyj................................................. 21,209 $   144,210
                                                                    -----------
TOTAL FINLAND...............................................         17,294,672
                                                                    -----------
FRANCE -- (7.6%)
    ABC arbitrage...........................................  5,165      43,124
    Accor SA................................................ 11,495     591,782
    Actia Group.............................................  3,218      29,743
    Aeroports de Paris......................................  1,804     403,271
    Air Liquide SA.......................................... 11,876   1,518,395
    Airbus SE............................................... 11,948   1,478,794
    Akka Technologies.......................................  2,194     161,623
    AKWEL...................................................  2,655      65,968
    Albioma SA..............................................  5,537     123,021
#   Alstom SA............................................... 18,467     827,911
    Altamir.................................................  3,848      74,581
    Alten SA................................................  5,410     536,903
    Altran Technologies SA.................................. 43,541     414,331
*   Amplitude Surgical SAS..................................  1,826       7,313
    Amundi SA...............................................  4,710     324,539
    APRIL SA................................................  2,047      32,533
    Arkema SA............................................... 15,041   1,883,478
    Assystem................................................  1,877      61,397
    Atos SE.................................................  5,965     799,294
    Aubay...................................................  1,711      74,981
    AXA SA.................................................. 80,934   2,039,307
    Axway Software SA.......................................  1,116      25,229
#   Bastide le Confort Medical..............................    530      28,649
    Beneteau SA.............................................  4,326      70,881
#   Bigben Interactive......................................  1,941      24,564
    BNP Paribas SA.......................................... 45,813   2,971,880
    Boiron SA...............................................  1,900     149,957
    Bonduelle SCA...........................................  3,666     133,156
#*  Bourbon Corp............................................  3,477      17,739
    Bouygues SA............................................. 29,086   1,277,295
    Bureau Veritas SA....................................... 26,172     673,287
    Burelle SA..............................................     30      46,059
    Capgemini SE............................................  3,629     464,270
    Carrefour SA............................................ 91,287   1,636,664
    Casino Guichard Perrachon SA............................ 10,990     446,218
*   CGG SA.................................................. 47,502     129,580
    Chargeurs SA............................................  2,905      84,020
    Cie de Saint-Gobain..................................... 49,062   2,181,213
    Cie des Alpes...........................................  1,755      60,705
    Cie Generale des Etablissements Michelin SCA............ 22,053   2,831,989
    Cie Plastic Omnium SA................................... 14,125     591,172
    CNP Assurances.......................................... 18,854     440,282
*   Coface SA............................................... 20,545     184,363
    Credit Agricole SA...................................... 39,456     554,363
    Danone SA............................................... 15,811   1,241,357
#   Dassault Systemes SE....................................  3,497     521,419
    Derichebourg SA......................................... 25,710     155,357
    Devoteam SA.............................................    814      99,166
    Edenred................................................. 24,983     979,972
    Eiffage SA.............................................. 19,028   2,126,393
    Electricite de France SA................................ 66,252     992,002
    Elior Group SA.......................................... 28,156     459,708
    Elis SA................................................. 29,260     671,645
    Engie SA................................................ 70,027   1,130,834
    Eramet..................................................  2,714     268,524

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES  VALUE>>
                                                             ------ ----------
FRANCE -- (Continued)
    Essilor International Cie Generale d'Optique SA......... 10,546 $1,554,101
*   Esso SA Francaise.......................................    718     38,595
*   Etablissements Maurel et Prom...........................  7,575     55,548
    Euronext NV.............................................  8,777    544,734
#   Europcar Mobility Group................................. 18,634    186,881
    Eutelsat Communications SA.............................. 49,669  1,063,295
    Exel Industries, Class A................................    266     32,971
    Faurecia SA............................................. 17,829  1,211,092
    Fleury Michon SA........................................    175     10,271
*   Fnac Darty SA (BLRZL56).................................    904     82,260
*   Fnac Darty SA (V7VQL46).................................  3,480    315,752
    Gaztransport Et Technigaz SA............................  3,498    228,999
    Getlink................................................. 29,951    395,353
    GL Events...............................................  1,665     47,419
    Groupe Crit.............................................    826     69,972
    Groupe Gorge............................................    802     14,046
    Groupe Open.............................................    976     32,879
#   Guerbet.................................................  1,524    106,098
    Haulotte Group SA.......................................  2,041     30,631
    HERIGE SADCS............................................    200      8,210
    Hermes International....................................    539    341,131
*   ID Logistics Group......................................    267     43,955
    Iliad SA................................................    929    146,872
    Imerys SA...............................................  7,961    617,472
    Ingenico Group SA....................................... 11,278    934,144
    Interparfums SA.........................................  1,423     62,769
    Ipsen SA................................................  2,355    391,270
    IPSOS...................................................  8,918    297,993
    Jacquet Metal Service SA................................  3,249     95,655
    JCDecaux SA.............................................  4,174    136,426
    Kaufman & Broad SA......................................  4,029    205,929
    Kering SA...............................................  1,354    719,631
#   Korian SA............................................... 11,232    393,400
    Lagardere SCA........................................... 27,256    795,321
    Le Belier...............................................    650     38,884
    Lectra..................................................  4,034    104,942
    Legrand SA.............................................. 15,646  1,148,382
    Linedata Services.......................................    790     32,597
    LISI....................................................  4,422    153,292
    LNA Sante SA............................................  1,551     99,001
    L'Oreal SA..............................................  3,858    942,784
    LVMH Moet Hennessy Louis Vuitton SE.....................  5,903  2,057,125
    Maisons du Monde SA.....................................  4,743    144,994
    Maisons France Confort SA...............................    665     32,806
    Manitou BF SA...........................................  1,607     61,081
    Manutan International...................................    278     26,011
    Mersen SA...............................................  3,064    126,360
*   METabolic EXplorer SA...................................  7,040     16,783
    Metropole Television SA.................................  7,351    158,173
    Natixis SA.............................................. 98,811    708,814
*   Naturex.................................................    607     96,048
#   Neopost SA..............................................  8,176    211,327
#   Nexans SA...............................................  5,894    197,139
    Nexity SA...............................................  7,165    440,879
#*  Nicox...................................................  1,341     12,490
    NRJ Group...............................................  1,371     14,048
    Oeneo SA................................................  6,137     73,882
*   OL Groupe SA............................................  4,903     17,186
#*  Onxeo SA................................................  7,633     11,022

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES   VALUE>>
                                                            ------- ----------
FRANCE -- (Continued)
    Orpea..................................................   5,418 $  744,035
#*  Parrot SA..............................................   3,715     18,143
    Peugeot SA............................................. 104,951  3,014,398
*   Pierre & Vacances SA...................................     743     23,452
    Plastivaloire..........................................   2,229     39,189
    PSB Industries SA......................................     175     10,214
#   Rallye SA..............................................   5,260     61,868
#*  Recylex SA.............................................   3,158     31,215
    Rexel SA...............................................  58,685    917,825
    Robertet SA............................................     199    116,494
    Rothschild & Co........................................   2,099     76,348
    Rubis SCA..............................................  12,223    720,890
    Safran SA..............................................   3,712    460,302
    Samse SA...............................................      48      8,867
    Sartorius Stedim Biotech...............................   1,473    175,322
    Savencia SA............................................   1,061     93,220
    SCOR SE................................................  23,221    903,383
    SEB SA.................................................   2,743    521,022
    Seche Environnement SA.................................     310     10,247
#*  Sequana SA.............................................  10,272      5,416
    SES SA.................................................  86,463  1,727,227
    Societe BIC SA.........................................   3,895    372,531
    Societe Generale SA....................................  33,130  1,477,531
    Societe Marseillaise du Tunnel Prado-Carenage SA.......     467     11,155
    Societe pour l'Informatique Industrielle...............   1,640     47,910
#   Sodexo SA..............................................   4,121    456,508
*   SOITEC.................................................   2,512    214,619
#*  Solocal Group..........................................  94,864    127,204
    Somfy SA...............................................   1,630    145,648
    Sopra Steria Group.....................................   3,302    584,150
    SPIE SA................................................  19,370    366,792
*   SRP Groupe SA..........................................   2,351     17,790
*   Stallergenes Greer P.L.C...............................     337     10,769
*   Ste Industrielle d'Aviation Latecoere SA...............  17,663     83,396
    Stef SA................................................     996    115,258
    STMicroelectronics NV..................................  52,809  1,139,714
    STMicroelectronics NV..................................   3,197     68,959
    Suez...................................................  26,184    370,397
    Sword Group............................................     533     21,789
    Synergie SA............................................   2,431    113,427
    Tarkett SA.............................................   3,591     96,306
#*  Technicolor SA.........................................  73,458    102,830
    Teleperformance........................................   8,215  1,504,427
    Television Francaise 1.................................  14,992    162,687
*   Tessi SA...............................................     333     71,123
    TFF Group..............................................     380     17,357
    Thermador Groupe.......................................     793     52,442
    Total Gabon............................................     109     17,412
    Total SA............................................... 121,636  7,933,745
#   TOTAL SA, Sponsored ADR................................   1,835    119,750
*   Touax SA...............................................     710      7,099
    Trigano SA.............................................   1,341    192,472
*   Ubisoft Entertainment SA...............................  13,221  1,457,218
    Union Financiere de France BQE SA......................     410     13,241
    Valeo SA...............................................  15,789    773,682
#*  Vallourec SA...........................................  72,701    467,706
*   Valneva SE.............................................   5,582     27,055
    Veolia Environnement SA................................  16,653    380,001
    Vetoquinol SA..........................................     328     21,090

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE>>
                                                            ------- -----------
FRANCE -- (Continued)
    Vicat SA...............................................   4,568 $   295,505
    Vilmorin & Cie SA......................................   1,259      86,216
    Vinci SA...............................................  16,075   1,617,494
*   Virbac SA..............................................     939     133,774
    Vivendi SA.............................................  17,883     463,332
*   Worldline SA...........................................   2,855     169,798
                                                                    -----------
TOTAL FRANCE...............................................          84,907,712
                                                                    -----------
GERMANY -- (6.4%)
    1&1 Drillisch AG.......................................   3,033     180,415
    7C Solarparken AG......................................   3,258      10,059
    Aareal Bank AG.........................................  13,121     602,985
    Adler Modemaerkte AG...................................   1,392       6,492
*   ADLER Real Estate AG...................................   2,710      45,237
    ADO Properties SA......................................   3,530     201,369
*   ADVA Optical Networking SE.............................   8,621      72,525
*   AIXTRON SE.............................................   1,873      26,949
    All for One Steeb AG...................................     428      31,629
    Allgeier SE............................................     901      35,642
    Allianz SE.............................................  19,809   4,382,829
    Amadeus Fire AG........................................     820      88,739
    Aroundtown SA..........................................  42,887     357,773
    Atoss Software AG......................................     116      12,057
    Aurubis AG.............................................   9,043     740,197
    Axel Springer SE.......................................   7,119     531,944
    BASF SE................................................  59,775   5,729,941
    Basler AG..............................................     215      47,804
    Bauer AG...............................................   2,000      44,354
    BayWa AG...............................................   3,072     104,296
    Bechtle AG.............................................   3,008     270,092
    Beiersdorf AG..........................................   1,694     197,468
    Bertrandt AG...........................................     762      77,108
    Bijou Brigitte AG......................................     580      27,171
    Bilfinger SE...........................................   6,465     332,889
    Borussia Dortmund GmbH & Co. KGaA......................  17,873     129,129
    Brenntag AG............................................  22,792   1,367,568
    CANCOM SE..............................................   3,332     180,375
    Carl Zeiss Meditec AG..................................   1,144      88,876
    CECONOMY AG............................................  33,172     272,488
    CENIT AG...............................................   1,628      32,177
    CENTROTEC Sustainable AG...............................   1,692      25,248
    Cewe Stiftung & Co. KGAA...............................   1,480     135,523
    comdirect bank AG......................................   3,571      52,857
*   Commerzbank AG.........................................  67,696     730,826
    CompuGroup Medical SE..................................   3,220     179,531
    Continental AG.........................................   7,787   1,794,560
    CropEnergies AG........................................   3,497      19,837
    CTS Eventim AG & Co. KGaA..............................   8,024     378,310
    Delticom AG............................................     534       5,468
    Deutsche Bank AG.......................................  33,282     435,287
    Deutsche Bank AG.......................................  97,476   1,273,037
    Deutsche Beteiligungs AG...............................   2,285      99,542
    Deutsche Boerse AG.....................................  10,969   1,445,565
    Deutsche EuroShop AG...................................   7,298     257,308
    Deutsche Pfandbriefbank AG.............................  28,891     452,524
    Deutsche Telekom AG.................................... 261,623   4,325,954
    Deutsche Wohnen SE.....................................  12,009     584,658
*   Dialog Semiconductor P.L.C.............................   8,643     150,016
    DIC Asset AG...........................................   3,617      41,263

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE>>
                                                             ------- ----------
GERMANY -- (Continued)
    DMG Mori AG.............................................   4,388 $  233,054
    Dr Hoenle AG............................................     702     71,597
    Draegerwerk AG & Co. KGaA...............................     489     29,791
    Duerr AG................................................  10,684    469,041
    E.ON SE................................................. 149,973  1,692,028
    Eckert & Ziegler AG.....................................     466     22,572
    EDAG Engineering Group AG...............................   1,470     30,084
    Elmos Semiconductor AG..................................   2,320     62,523
    ElringKlinger AG........................................   5,449     69,160
    Energiekontor AG........................................   1,438     24,637
*   Euromicron AG...........................................   1,528     11,372
    Evonik Industries AG....................................  19,007    703,383
    Ferratum Oyj............................................     573     11,887
    Fielmann AG.............................................   2,755    193,417
    First Sensor AG.........................................     731     19,755
    FORTEC Elektronik AG....................................      65      1,802
    Fraport AG Frankfurt Airport Services Worldwide.........   6,119    610,841
    Freenet AG..............................................  14,868    426,092
    Fresenius Medical Care AG & Co. KGaA....................  12,019  1,172,503
    Fuchs Petrolub SE.......................................   4,496    236,721
    GEA Group AG............................................  12,135    474,293
    Gerresheimer AG.........................................   9,260    788,442
*   Gerry Weber International AG............................   5,238     35,419
    Gesco AG................................................   1,471     52,553
    GFT Technologies SE.....................................   5,152     82,116
    Grammer AG..............................................   2,731    190,335
    GRENKE AG...............................................     346     38,244
    H&R GmbH & Co. KGaA.....................................   3,109     41,695
    Hamburger Hafen und Logistik AG.........................   7,666    176,828
    Hannover Rueck SE.......................................   3,751    500,325
*   Hapag-Lloyd AG..........................................   8,452    343,192
    HeidelbergCement AG.....................................   9,490    806,041
*   Heidelberger Druckmaschinen AG..........................  78,275    224,776
    Hella GmbH & Co KGaA....................................   9,360    551,413
    Henkel AG & Co. KGaA....................................   1,236    132,540
    Highlight Communications AG.............................   1,578      9,818
    Hochtief AG.............................................   1,791    322,051
*   HolidayCheck Group AG...................................   8,666     38,397
    Hornbach Baumarkt AG....................................   1,720     50,989
    Hornbach Holding AG & Co. KGaA..........................     446     31,037
    Hugo Boss AG............................................  10,052    906,404
    Indus Holding AG........................................   3,361    210,941
    Infineon Technologies AG................................  55,158  1,460,736
*   Innogy SE...............................................  10,575    454,641
    Isra Vision AG..........................................   1,475     90,772
    IVU Traffic Technologies AG.............................   3,262     19,687
    Jenoptik AG.............................................   4,986    200,577
    K+S AG..................................................  43,054  1,138,300
    KION Group AG...........................................  14,420    989,629
    Kloeckner & Co. SE......................................  12,795    140,943
    Koenig & Bauer AG.......................................   3,072    238,803
    KSB SE & Co. KGaA.......................................      11      4,614
    KWS Saat SE.............................................     339    133,676
    Lanxess AG..............................................  21,679  1,781,366
    LEG Immobilien AG.......................................   7,693    865,277
    Leifheit AG.............................................   1,553     37,181
    Leoni AG................................................   8,240    420,336
    Linde AG................................................   4,135  1,022,572
*   LPKF Laser & Electronics AG.............................   1,872     16,180

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES  VALUE>>
                                                             ------ ----------
GERMANY -- (Continued)......................................
*   Manz AG.................................................    577 $   24,089
    MasterFlex SE...........................................    948      9,921
    METRO AG................................................ 37,674    465,246
    MLP SE..................................................  8,435     55,053
    MTU Aero Engines AG.....................................  6,538  1,386,436
    Muenchener Rueckversicherungs-Gesellschaft AG in
      Muenchen.............................................. 11,254  2,493,830
    Nemetschek SE...........................................  2,730    379,361
    Nexus AG................................................    544     16,860
*   Nordex SE............................................... 14,014    157,394
    Norma Group SE..........................................  8,769    555,989
    OHB SE..................................................  1,366     47,527
    OSRAM Licht AG..........................................  8,554    381,923
    Paragon GmbH & Co. KGaA.................................    295     15,817
    Patrizia Immobilien AG..................................  3,700     83,462
*   Petro Welt Technologies AG..............................  1,302      8,979
    Pfeiffer Vacuum Technology AG...........................  1,512    248,105
    PNE AG.................................................. 20,038     59,079
    Progress-Werk Oberkirch AG..............................    549     23,693
    ProSiebenSat.1 Media SE................................. 27,649    746,242
    PSI Software AG.........................................    504     10,283
    Puma SE.................................................    141     70,773
    Puma SE.................................................    113     56,687
*   QIAGEN NV...............................................    507     18,295
*   QIAGEN NV...............................................  6,172    223,794
    QSC AG.................................................. 30,147     52,240
*   R Stahl AG..............................................    287      9,050
    Rational AG.............................................    420    287,666
    RIB Software SE.........................................  5,045    112,019
    RTL Group SA............................................  5,731    427,222
    RWE AG.................................................. 67,116  1,761,411
    S&T AG..................................................  5,592    158,968
    SAF-Holland SA.......................................... 12,253    203,817
    Salzgitter AG...........................................  8,801    435,259
    SAP SE, Sponsored ADR...................................    555     64,402
    SAP SE..................................................  6,645    773,385
*   Schaltbau Holding AG....................................    438     13,519
    Scout24 AG..............................................  7,183    373,717
    Secunet Security Networks AG............................    107     15,035
*   Senvion SA..............................................  1,166     10,815
*   SGL Carbon SE...........................................  5,000     59,068
*   Shop Apotheke Europe NV.................................    204     11,924
    SHW AG..................................................    730     27,184
    Siltronic AG............................................  3,390    591,262
    Sixt Leasing SE.........................................  2,848     56,825
    SMA Solar Technology AG.................................  1,346     56,879
*   SMT Scharf AG...........................................    570     10,209
    Softing AG..............................................    978      9,083
    Software AG.............................................  4,514    213,075
    Stabilus SA.............................................  3,807    324,062
    Stroeer SE & Co. KGaA...................................  6,797    417,353
    Suedzucker AG........................................... 13,338    194,634
*   SUESS MicroTec SE.......................................  2,792     46,997
    Surteco Group SE........................................  1,556     45,433
    Symrise AG..............................................  8,978    811,510
    TAG Immobilien AG....................................... 17,112    386,819
    Takkt AG................................................  6,555    123,577
*   Talanx AG...............................................  9,232    353,279
    Technotrans SE..........................................  1,414     66,858
*   Tele Columbus AG........................................  4,512     27,925

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
GERMANY -- (Continued)
    Telefonica Deutschland Holding AG....................    81,125 $   355,288
    Thyssenkrupp AG......................................    19,380     515,760
    TLG Immobilien AG....................................    11,209     293,004
*   Tom Tailor Holding SE................................     6,607      49,335
    Traffic Systems SE...................................       623      13,331
    Uniper SE............................................    30,245     944,367
    United Internet AG...................................    13,534     728,013
    VERBIO Vereinigte BioEnergie AG......................     4,576      33,131
    Vonovia SE...........................................    13,956     675,432
    Vossloh AG...........................................     2,156     111,638
    VTG AG...............................................     2,779     181,036
    Wacker Chemie AG.....................................     3,487     507,001
    Wacker Neuson SE.....................................     2,737      70,687
    Washtec AG...........................................     1,813     158,318
    Wirecard AG..........................................     2,826     528,671
    Wuestenrot & Wuerttembergische AG....................     4,935     107,695
    XING SE..............................................       393     127,983
*   Zalando SE...........................................       237      13,597
                                                                    -----------
TOTAL GERMANY............................................            71,216,896
                                                                    -----------
HONG KONG -- (2.7%)
    Aeon Credit Service Asia Co., Ltd....................    22,000      18,640
#   Agritrade Resources, Ltd.............................   790,000     172,168
    AIA Group, Ltd.......................................   343,400   3,005,970
    Alco Holdings, Ltd...................................    14,000       2,322
    Allied Properties HK, Ltd............................   342,000      78,880
#   Alltronics Holdings, Ltd.............................    43,200      10,963
#*  Applied Development Holdings, Ltd....................   235,000      16,533
    APT Satellite Holdings, Ltd..........................    63,250      24,086
    Asia Financial Holdings, Ltd.........................    40,000      24,480
    Asia Pacific Silk Road Investment Co., Ltd...........   400,000       6,880
    Asia Satellite Telecommunications Holdings, Ltd......     3,000       1,835
    Asia Standard International Group, Ltd...............   156,000      36,993
    Asiasec Properties, Ltd..............................    62,000      30,919
    ASM Pacific Technology, Ltd..........................    48,500     583,633
    Bank of East Asia, Ltd. (The)........................    40,055     159,409
    BOC Aviation, Ltd....................................    45,900     289,110
    BOC Hong Kong Holdings, Ltd..........................   168,000     815,382
    BOE Varitronix, Ltd..................................    38,000      15,084
*   Bonjour Holdings, Ltd................................   234,000       8,948
#   Bright Smart Securities & Commodities Group, Ltd.....   132,000      34,875
*   Brightoil Petroleum Holdings, Ltd....................   587,000      42,067
*   Burwill Holdings, Ltd................................ 1,052,000      40,995
#   Cafe de Coral Holdings, Ltd..........................    74,000     186,661
*   Camsing International Holding, Ltd...................    28,000      24,362
    Cathay Pacific Airways, Ltd..........................   144,000     222,587
    Century City International Holdings, Ltd.............   420,000      38,585
    CGN Mining Co., Ltd..................................   245,000      14,071
    Chevalier International Holdings, Ltd................    12,000      18,564
*   China Best Group Holding, Ltd........................   580,000       5,174
    China Display Optoelectronics Technology Holdings,
      Ltd................................................   176,000      15,296
*   China Energy Development Holdings, Ltd...............   412,000       4,040
    China Goldjoy Group, Ltd.............................   284,000      17,415
    China Motor Bus Co., Ltd.............................     1,400      17,519
*   China Soft Power Technology Holdings, Ltd............   620,290       5,468
*   China Strategic Holdings, Ltd........................ 2,830,000      27,814
    Chinese Estates Holdings, Ltd........................    98,500     130,800
    Chong Hing Bank, Ltd.................................     9,000      16,723
    Chow Sang Sang Holdings International, Ltd...........    46,000      80,806

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE>>
                                                            --------- --------
HONG KONG -- (Continued)
    Chow Tai Fook Jewellery Group, Ltd.....................    58,400 $ 57,800
    Chuang's China Investments, Ltd........................   190,000   12,604
    Chuang's Consortium International, Ltd.................   140,000   29,812
    CITIC Telecom International Holdings, Ltd..............   317,000   89,800
    CK Asset Holdings, Ltd.................................    39,308  301,040
    CK Hutchison Holdings, Ltd.............................    81,808  890,454
    CK Infrastructure Holdings, Ltd........................    37,000  274,662
    CK Life Sciences Intl Holdings, Inc....................   244,000   16,510
    CLP Holdings, Ltd......................................    27,000  308,635
*   CMMB Vision Holdings, Ltd..............................   312,000    5,053
    CNQC International Holdings, Ltd.......................   147,500   39,705
    CNT Group, Ltd.........................................   128,000    5,865
*   Common Splendor International Health Industry
      Group, Ltd...........................................   146,000   16,181
#   Convenience Retail Asia, Ltd...........................    54,000   23,909
#*  Convoy Global Holdings, Ltd............................   576,000    4,594
#   Cowell e Holdings, Inc.................................   141,000   29,737
*   Crocodile Garments.....................................   111,000   10,897
    Cross-Harbour Holdings, Ltd. (The).....................    33,000   55,520
    CSI Properties, Ltd.................................... 1,190,000   66,716
*   CST Group, Ltd......................................... 4,280,000   17,963
    Dah Sing Banking Group, Ltd............................    71,328  151,516
    Dah Sing Financial Holdings, Ltd.......................    31,320  198,777
*   Digital Domain Holdings, Ltd........................... 1,110,000   18,125
    Eagle Nice International Holdings, Ltd.................    44,000   20,660
    Emperor Capital Group, Ltd.............................   888,000   53,879
    Emperor Watch & Jewellery, Ltd.........................   480,000   27,006
#   Enerchina Holdings, Ltd................................ 1,080,000   59,991
*   ENM Holdings, Ltd......................................    40,000    5,215
#*  Esprit Holdings, Ltd...................................   345,500   93,488
*   eSun Holdings, Ltd.....................................   118,000   19,116
*   Eternity Investment, Ltd...............................   710,000   15,847
    Fairwood Holdings, Ltd.................................     5,500   20,963
    Far East Consortium International, Ltd.................   237,633  133,294
*   Far East Holdings International, Ltd...................   147,000   10,338
#*  FIH Mobile, Ltd........................................   689,000  104,671
    First Pacific Co., Ltd.................................   494,000  229,541
*   First Shanghai Investments, Ltd........................   128,000    8,864
    Fountain SET Holdings, Ltd.............................   164,000   24,676
*   Freeman FinTech Corp., Ltd............................. 1,800,000   23,704
    Future Bright Holdings, Ltd............................    48,000    5,573
    Get Nice Financial Group, Ltd..........................   101,500   12,801
    Get Nice Holdings, Ltd................................. 1,580,000   55,459
    Giordano International, Ltd............................   332,000  188,576
*   Global Brands Group Holding, Ltd....................... 1,432,000   81,447
#*  Gold-Finance Holdings, Ltd.............................    38,000   11,472
*   Good Resources Holdings, Ltd...........................   410,000   10,034
    Goodbaby International Holdings, Ltd...................   107,000   56,095
    Great Eagle Holdings, Ltd..............................    43,597  214,007
*   Greenheart Group, Ltd..................................    70,400    8,100
*   G-Resources Group, Ltd................................. 5,079,600   59,617
#   Guotai Junan International Holdings, Ltd...............   708,000  165,561
    Haitong International Securities Group, Ltd............   511,448  231,136
    Hang Lung Group, Ltd...................................   140,000  414,256
    Hang Lung Properties, Ltd..............................   142,000  298,560
    Hang Seng Bank, Ltd....................................    19,200  523,242
    Hanison Construction Holdings, Ltd.....................    26,565    4,605
*   Hao Tian Development Group, Ltd........................   245,000    8,401
    Henderson Land Development Co., Ltd....................    55,227  308,473
*   HJ Capital International Holdings Co., Ltd.............   280,000    4,160

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES   VALUE>>
                                                              --------- --------
HONG KONG -- (Continued)
    HK Electric Investments & HK Electric Investments, Ltd...    69,500 $ 70,932
    HKBN, Ltd................................................   108,000  167,337
    HKT Trust & HKT, Ltd.....................................   455,000  609,302
    Hoifu Energy Group, Ltd..................................   118,000   14,733
    Hon Kwok Land Investment Co., Ltd........................    38,000   21,070
    Hong Kong & China Gas Co., Ltd...........................   121,436  247,968
    Hong Kong Aircraft Engineering Co., Ltd..................     7,200   63,574
    Hong Kong Exchanges & Clearing, Ltd......................    21,785  645,610
    Hong Kong Ferry Holdings Co., Ltd........................    22,000   24,559
    Hong Kong International Construction Investment
      Management Group Co., Ltd..............................   116,003   27,091
#*  Hong Kong Television Network, Ltd........................    59,000   20,899
    Hongkong & Shanghai Hotels, Ltd. (The)...................   125,000  175,395
    Hongkong Chinese, Ltd....................................   136,000   21,707
    Hopewell Holdings, Ltd...................................    89,000  316,169
*   Huan Yue Interactive Holdings, Ltd.......................    95,000   13,567
    Hung Hing Printing Group, Ltd............................    86,000   16,225
#   Hutchison Telecommunications Hong Kong Holdings, Ltd.....   266,000   95,218
    Hysan Development Co., Ltd...............................    45,000  246,722
*   I-CABLE Communications, Ltd..............................    63,112    1,046
    IGG, Inc.................................................   114,000  147,731
*   Imagi International Holdings, Ltd........................    31,500    6,921
    International Housewares Retail Co., Ltd.................    59,000   14,899
#*  IRC, Ltd.................................................   310,000    5,387
    IT, Ltd..................................................   132,000   86,925
    ITC Properties Group, Ltd................................   111,200   34,556
    Jacobson Pharma Corp., Ltd...............................    72,000   16,986
    Johnson Electric Holdings, Ltd...........................    84,375  250,095
    Kader Holdings Co., Ltd..................................   102,000   16,941
    Karrie International Holdings, Ltd.......................   110,000   15,869
    Kerry Logistics Network, Ltd.............................    92,500  121,151
    Kerry Properties, Ltd....................................    89,500  454,012
    Kingmaker Footwear Holdings, Ltd.........................    42,000   10,976
#   Kingston Financial Group, Ltd............................   554,000  136,413
    Kowloon Development Co., Ltd.............................    72,000   83,913
    Kwoon Chung Bus Holdings, Ltd............................    22,000   12,054
    Lai Sun Development Co., Ltd.............................    55,120   94,568
    Landsea Green Group Co., Ltd.............................   176,000   21,078
    Li & Fung, Ltd........................................... 1,044,000  354,032
    Lifestyle International Holdings, Ltd....................    89,000  177,181
    Liu Chong Hing Investment, Ltd...........................    38,000   60,090
    L'Occitane International SA..............................    91,500  159,784
    Luk Fook Holdings International, Ltd.....................    51,000  181,449
    Lung Kee Bermuda Holdings................................    24,000   11,747
    Magnificent Hotel Investment, Ltd........................   102,000    2,637
#   Man Wah Holdings, Ltd....................................   218,400  161,075
*   Mason Group Holdings, Ltd................................ 2,219,598   42,660
*   Master Glory Group, Ltd.................................. 3,270,000   17,445
    Microport Scientific Corp................................    31,000   35,827
#   Midland Holdings, Ltd....................................    90,000   24,724
*   Midland IC&I, Ltd........................................    32,000    1,247
    Ming Fai International Holdings, Ltd.....................    64,000    8,474
    Miramar Hotel & Investment...............................    25,000   47,677
    Modern Dental Group, Ltd.................................    72,000   17,168
*   Mongolian Mining Corp....................................   552,000    8,371
    MTR Corp., Ltd...........................................    46,061  258,532
    Nameson Holdings, Ltd....................................   206,000   35,222
*   New Sports Group, Ltd....................................   108,499    9,155
*   New Times Energy Corp., Ltd..............................   280,000    4,856

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                         --------- ----------
HONG KONG -- (Continued)
    New World Development Co., Ltd......................   434,083 $  618,960
#*  NewOcean Energy Holdings, Ltd.......................   238,000     58,920
#   OP Financial, Ltd...................................    72,000     27,580
    Orange Sky Golden Harvest Entertainment Holdings,
      Ltd...............................................   275,000     17,194
    Orient Overseas International, Ltd..................    31,500    331,292
    Oriental Watch Holdings.............................   118,000     36,358
*   Pacific Basin Shipping, Ltd.........................   417,000    108,976
    Pacific Textiles Holdings, Ltd......................   232,000    194,655
    Paliburg Holdings, Ltd..............................    58,000     23,744
    PC Partner Group, Ltd...............................    60,000     50,325
    PCCW, Ltd...........................................   927,000    541,343
    Perfect Shape Beauty Technology, Ltd................    88,000     25,717
    Pico Far East Holdings, Ltd.........................   136,000     56,335
    Playmates Holdings, Ltd.............................   140,000     18,393
    Playmates Toys, Ltd.................................    96,000      9,056
    Polytec Asset Holdings, Ltd.........................   160,000     17,373
    Power Assets Holdings, Ltd..........................    37,500    265,304
    Prada SpA...........................................    35,400    168,681
    Public Financial Holdings, Ltd......................    72,000     30,241
*   PYI Corp., Ltd......................................   568,000     10,361
*   Realord Group Holdings, Ltd.........................    30,000     17,659
    Regal Hotels International Holdings, Ltd............    56,000     32,044
*   Regent Pacific Group, Ltd...........................   410,000     19,586
#   Regina Miracle International Holdings, Ltd..........    53,000     41,845
    Sa Sa International Holdings, Ltd...................   232,749    124,245
    Samsonite International SA..........................   221,700    837,881
    SAS Dragon Holdings, Ltd............................    64,000     21,219
    SEA Holdings, Ltd...................................    23,706     33,913
    Shangri-La Asia, Ltd................................   134,000    219,912
    Shenwan Hongyuan HK, Ltd............................    67,500     17,698
    Shun Ho Property Investments, Ltd...................     1,683        603
    Shun Tak Holdings, Ltd..............................   306,000    124,198
    Singamas Container Holdings, Ltd....................   316,000     40,356
    Sino Land Co., Ltd..................................   280,131    481,594
    SITC International Holdings Co., Ltd................   323,000    313,567
    Sitoy Group Holdings, Ltd...........................    46,000     13,318
    SmarTone Telecommunications Holdings, Ltd...........    85,500     88,463
*   SOCAM Development, Ltd..............................    98,000     28,938
#*  Solartech International Holdings, Ltd...............   400,000     54,511
    Soundwill Holdings, Ltd.............................    16,500     26,322
*   South China Financial Holdings, Ltd................. 2,050,000      7,837
*   South Shore Holdings, Ltd...........................   110,000      9,834
    Stella International Holdings, Ltd..................    63,500     71,992
    Sun Hung Kai & Co., Ltd.............................   115,000     67,210
    Sun Hung Kai Properties, Ltd........................    74,196  1,163,596
    Swire Pacific, Ltd., Class A........................    48,500    526,747
    Swire Pacific, Ltd., Class B........................    90,000    161,706
    Swire Properties, Ltd...............................    31,800    125,239
*   Synergy Group Holdings International, Ltd...........   136,000     25,176
    TAI Cheung Holdings, Ltd............................    41,000     44,232
    Tao Heung Holdings, Ltd.............................    46,000      7,975
    Techtronic Industries Co., Ltd......................    67,500    376,443
    Television Broadcasts, Ltd..........................    38,800    120,457
#   Texwinca Holdings, Ltd..............................   126,000     55,471
    TK Group Holdings, Ltd..............................    28,000     23,301
#*  TOM Group, Ltd......................................   124,000     35,743
#   Town Health International Medical Group, Ltd........   212,000      6,990
    Tradelink Electronic Commerce, Ltd..................   164,000     25,319
    Transport International Holdings, Ltd...............    43,200    124,973

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
HONG KONG -- (Continued)
*   Trinity, Ltd.........................................    32,000 $     2,538
*   TSC Group Holdings, Ltd..............................    51,000       3,208
    Tsui Wah Holdings, Ltd...............................    56,000       6,784
#   United Laboratories International Holdings, Ltd.
      (The)..............................................   108,000     102,990
*   Universe International Financial Holdings, Ltd.......   130,000      12,422
*   Value Convergence Holdings, Ltd......................    68,000       9,524
#   Value Partners Group, Ltd............................   196,000     153,076
    Vantage International Holdings, Ltd..................   100,000       9,822
    Vedan International Holdings, Ltd....................   124,000      12,227
*   Victory City International Holdings, Ltd............. 1,006,662      16,310
    Vitasoy International Holdings, Ltd..................    98,000     349,190
#   VPower Group International Holdings, Ltd.............    78,000      35,933
#   VSTECS Holdings, Ltd.................................   128,000      69,474
    VTech Holdings, Ltd..................................    20,800     233,123
    Wai Kee Holdings, Ltd................................    34,000      17,743
    Wang On Group, Ltd................................... 1,540,000      22,406
    WH Group, Ltd........................................ 1,025,500     825,644
    Wharf Holdings, Ltd. (The)...........................   112,000     370,792
    Wharf Real Estate Investment Co., Ltd................    20,000     145,694
    Wheelock & Co., Ltd..................................    60,000     425,963
    Win Hanverky Holdings, Ltd...........................   108,000       9,505
*   Winfull Group Holdings, Ltd..........................   496,000       8,356
    Wing On Co. International, Ltd.......................     9,000      33,151
    Wing Tai Properties, Ltd.............................    62,000      48,536
    Wonderful Sky Financial Group Holdings, Ltd..........    46,000       7,715
    Xinyi Glass Holdings, Ltd............................   410,000     485,319
    Yue Yuen Industrial Holdings, Ltd....................   150,500     404,948
    Yugang International, Ltd............................   898,000      24,094
*   Yunfeng Financial Group, Ltd.........................    20,000      12,023
                                                                    -----------
TOTAL HONG KONG..........................................            30,321,143
                                                                    -----------
IRELAND -- (0.6%)
    AIB Group P.L.C......................................    47,792     273,894
    Bank of Ireland Group P.L.C..........................   118,285   1,015,165
    CRH P.L.C............................................     3,476     118,889
    CRH P.L.C., Sponsored ADR............................    48,033   1,647,051
*   Datalex P.L.C........................................     7,778      22,974
    FBD Holdings P.L.C...................................     2,458      29,802
    Glanbia P.L.C........................................    34,878     573,763
    IFG Group P.L.C......................................     4,791       8,842
*   Independent News & Media P.L.C.......................    61,393       6,662
    Irish Continental Group P.L.C........................    17,203     105,557
    Kerry Group P.L.C., Class A..........................     5,558     590,218
    Kingspan Group P.L.C.................................    31,744   1,474,136
    Smurfit Kappa Group P.L.C............................    27,523   1,130,927
                                                                    -----------
TOTAL IRELAND............................................             6,997,880
                                                                    -----------
ISRAEL -- (0.7%)
*   ADO Group, Ltd.......................................     1,782      36,517
    Afcon Holdings, Ltd..................................       260      10,058
*   Africa Israel Properties, Ltd........................     1,551      34,337
    Africa Israel Residences, Ltd........................       740      12,447
*   Airport City, Ltd....................................     8,606      97,796
*   Allot Communications, Ltd............................     3,159      15,976
    Alony Hetz Properties & Investments, Ltd.............     8,259      81,171
    Alrov Properties and Lodgings, Ltd...................     1,291      39,830
    Amot Investments, Ltd................................    15,334      77,342
    Arad, Ltd............................................     1,741      16,652

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES   VALUE>>
                                                            ------- ----------
ISRAEL -- (Continued)
#*  Arko Holdings, Ltd.....................................  52,460 $   26,449
    Ashtrom Group, Ltd.....................................   4,557     16,886
    Ashtrom Properties, Ltd................................   4,364     17,853
    Avgol Industries 1953, Ltd.............................  23,344     23,721
*   Azorim-Investment Development & Construction Co., Ltd..  22,077     19,844
    Azrieli Group, Ltd.....................................   1,910     91,482
    Bank Hapoalim BM.......................................  82,862    586,023
    Bank Leumi Le-Israel BM................................ 215,072  1,347,919
    Bayside Land Corp......................................     101     44,469
    Bezeq The Israeli Telecommunication Corp., Ltd.........  65,094     68,963
    Big Shopping Centers, Ltd..............................     538     34,736
    Blue Square Real Estate, Ltd...........................     814     28,384
*   Brack Capital Properties NV............................     307     34,222
    Castro Model, Ltd......................................     354      9,666
*   Cellcom Israel, Ltd....................................   8,209     46,926
*   Cellcom Israel, Ltd....................................   3,337     18,737
    Ceragon Networks, Ltd..................................   7,505     30,095
*   Clal Insurance Enterprises Holdings, Ltd...............   3,786     61,906
*   Compugen, Ltd..........................................   4,282     13,623
    Danel Adir Yeoshua, Ltd................................     247     10,739
    Delek Automotive Systems, Ltd..........................   9,595     50,719
    Delek Group, Ltd.......................................     725    103,206
    Delta-Galil Industries, Ltd............................   2,520     72,834
    Dexia Israel Bank, Ltd.................................      87     13,846
    Direct Insurance Financial Investments, Ltd............   3,306     37,164
#*  El Al Israel Airlines..................................  62,551     15,563
    Electra Consumer Products 1970, Ltd....................   1,731     17,209
    Electra, Ltd...........................................     371     85,658
*   Energix-Renewable Energies, Ltd........................  10,003     10,426
*   Enlight Renewable Energy, Ltd..........................  23,279     11,494
*   Equital, Ltd...........................................     695     16,279
    First International Bank Of Israel, Ltd................   8,337    179,377
    FMS Enterprises Migun, Ltd.............................     330      9,125
    Formula Systems 1985, Ltd..............................   2,261     80,145
    Fox Wizel, Ltd.........................................   1,937     40,102
    Frutarom Industries, Ltd...............................   2,640    266,848
*   Gilat Satellite Networks, Ltd..........................   2,199     18,632
    Hadera Paper, Ltd......................................     691     49,400
    Hamlet Israel-Canada, Ltd..............................     477     11,560
    Harel Insurance Investments & Financial Services, Ltd..  24,904    191,440
    Hilan, Ltd.............................................   1,555     34,800
    IDI Insurance Co., Ltd.................................     725     43,955
*   Industrial Buildings Corp., Ltd........................  21,888     27,731
    Inrom Construction Industries, Ltd.....................   7,714     28,148
    Israel Chemicals, Ltd..................................  45,421    217,445
    Israel Discount Bank, Ltd., Class A....................  87,778    277,491
*   Israel Land Development Co., Ltd. (The)................   1,404     11,858
*   Jerusalem Oil Exploration..............................   2,100    105,939
    Kenon Holdings, Ltd....................................   2,300     36,653
    Kerur Holdings, Ltd....................................     968     25,371
    Klil Industries, Ltd...................................     213     18,300
    Maabarot Products, Ltd.................................     805      8,345
    Magic Software Enterprises, Ltd........................   1,344     11,289
    Malam - Team, Ltd......................................     164     15,094
    Matrix IT, Ltd.........................................   5,458     57,343
    Maytronics, Ltd........................................   4,774     24,517
    Mediterranean Towers, Ltd..............................   5,316      9,041
    Mega Or Holdings, Ltd..................................   2,002     21,879
#   Meitav Dash Investments, Ltd...........................   3,496     10,488

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES   VALUE>>
                                                            ------- ----------
ISRAEL -- (Continued)
    Melisron, Ltd..........................................   1,602 $   62,963
    Menora Mivtachim Holdings, Ltd.........................   5,630     60,749
*   Migdal Insurance & Financial Holding, Ltd..............  59,686     58,526
    Mivtach Shamir Holdings, Ltd...........................     361      6,544
    Mizrahi Tefahot Bank, Ltd..............................  16,115    313,387
    Naphtha Israel Petroleum Corp., Ltd....................  11,119     63,922
    Nawi Brothers, Ltd.....................................   1,988     10,228
    Neto ME Holdings, Ltd..................................     380     30,228
*   Nice, Ltd..............................................     653     71,290
#*  Nice, Ltd., Sponsored ADR..............................   2,267    248,010
*   Nova Measuring Instruments, Ltd........................   3,729    104,769
    Oil Refineries, Ltd.................................... 376,321    173,339
    One Software Technologies, Ltd.........................     286     10,827
*   Palram Industries 1990, Ltd............................   1,581      9,081
*   Partner Communications Co., Ltd........................  23,793     91,578
*   Partner Communications Co., Ltd., ADR..................   1,321      4,960
    Paz Oil Co., Ltd.......................................   1,452    207,249
    Phoenix Holdings, Ltd. (The)...........................  19,937    106,662
    Plasson Industries, Ltd................................     675     28,600
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd....     657     31,110
    Scope Metals Group, Ltd................................   1,610     40,811
#   Shapir Engineering and Industry, Ltd...................  29,722     86,170
    Shikun & Binui, Ltd....................................  47,285     87,683
    Shufersal, Ltd.........................................  18,001    108,744
*   SodaStream International, Ltd..........................   1,344    115,814
    Strauss Group, Ltd.....................................   4,175     85,531
    Summit Real Estate Holdings, Ltd.......................   4,078     34,786
*   Suny Cellular Communication, Ltd.......................  24,074     11,639
    Tadiran Holdings, Ltd..................................     495     12,044
*   Tower Semiconductor, Ltd...............................  10,571    218,291
*   Tower Semiconductor, Ltd...............................   5,566    113,849
*   Union Bank of Israel...................................   2,641     10,879
    YH Dimri Construction & Development, Ltd...............   1,190     18,337
                                                                    ----------
TOTAL ISRAEL...............................................          7,860,083
                                                                    ----------
ITALY -- (3.0%)
    A2A SpA................................................ 321,141    589,104
    ACEA SpA...............................................  11,372    179,739
*   Aeffe SpA..............................................   5,749     19,350
    Amplifon SpA...........................................  10,282    229,312
    Anima Holding SpA......................................  45,597    244,407
*   Ansaldo STS SpA........................................   8,379    123,472
*   Arnoldo Mondadori Editore SpA..........................  26,239     44,631
    Ascopiave SpA..........................................   8,110     30,138
    Assicurazioni Generali SpA.............................  92,081  1,632,875
#*  Astaldi SpA............................................  15,778     35,473
    Atlantia SpA...........................................  20,349    602,738
    Autogrill SpA..........................................  19,209    209,687
#   Azimut Holding SpA.....................................  26,971    451,963
    B&C Speakers SpA.......................................     646      9,441
*   Banca Carige SpA.......................................  40,876        426
    Banca Generali SpA.....................................   6,623    178,278
    Banca IFIS SpA.........................................   5,863    183,374
    Banca Mediolanum SpA...................................  24,037    172,352
#*  Banca Monte dei Paschi di Siena SpA....................  18,901     58,671
    Banca Popolare di Sondrio SCPA.........................  96,722    418,290
#   Banca Profilo SpA......................................  37,962      9,528
    Banca Sistema SpA......................................   9,819     24,063
#*  Banco BPM SpA.......................................... 339,559  1,076,194

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE>>
                                                           --------- ----------
ITALY -- (Continued)
    Banco di Desio e della Brianza SpA....................     6,714 $   17,197
    BasicNet SpA..........................................     5,935     28,372
    BE....................................................    12,564     13,454
    Biesse SpA............................................     2,053     84,483
#   BPER Banca............................................   104,713    582,948
    Brembo SpA............................................    28,667    392,373
    Brunello Cucinelli SpA................................     3,289    136,542
#   Buzzi Unicem SpA......................................     9,813    215,834
    Cairo Communication SpA...............................    11,752     44,510
    Cementir Holding SpA..................................     7,248     58,715
    Cerved Group SpA......................................    22,562    259,201
    CIR-Compagnie Industriali Riunite SpA.................    85,893    104,146
    Credito Emiliano SpA..................................    17,840    132,101
*   Credito Valtellinese SpA.............................. 1,087,040    134,552
#*  d'Amico International Shipping SA.....................    18,243      3,687
    Danieli & C Officine Meccaniche SpA...................     2,689     65,994
    Datalogic SpA.........................................     1,853     62,488
    De' Longhi SpA........................................     7,366    216,415
    DeA Capital SpA.......................................    19,387     29,211
    DiaSorin SpA..........................................     2,542    272,710
    Ei Towers SpA.........................................     2,903    193,301
    El.En. SpA............................................     1,830     60,377
#*  Elica SpA.............................................     4,248     10,709
    Emak SpA..............................................     5,292      7,460
    Enav SpA..............................................    20,262    104,361
#   Enel SpA..............................................   323,326  1,801,225
    Eni SpA...............................................   140,761  2,709,443
    Eni SpA, Sponsored ADR................................     3,109    120,194
    ERG SpA...............................................     9,634    216,532
    Esprinet SpA..........................................     9,762     44,100
*   Eurotech SpA..........................................     5,768     16,836
*   Exprivia SpA..........................................     6,596      9,346
    Falck Renewables SpA..................................    33,839     89,223
    Ferrari NV............................................     5,231    694,288
*   Fiat Chrysler Automobiles NV..........................    95,249  1,624,112
*   Fiat Chrysler Automobiles NV..........................    31,155    529,012
    FinecoBank Banca Fineco SpA...........................    53,709    629,814
    FNM SpA...............................................    35,502     24,875
#*  GEDI Gruppo Editoriale SpA............................    13,362      5,284
#   Geox SpA..............................................    10,145     26,948
    Gruppo MutuiOnline SpA................................     3,454     55,442
    Hera SpA..............................................   161,633    536,063
#*  IMMSI SpA.............................................    36,619     22,916
    Industria Macchine Automatiche SpA....................     2,082    174,830
    Infrastrutture Wireless Italiane SpA..................    13,961    114,182
#*  Intek Group SpA.......................................    60,280     25,388
    Interpump Group SpA...................................     7,570    237,962
    Intesa Sanpaolo SpA...................................   674,919  2,068,381
    Iren SpA..............................................    87,459    247,277
    Italgas SpA...........................................    66,336    381,560
    Italmobiliare SpA.....................................     2,126     50,825
    IVS Group SA..........................................       645      8,931
*   Juventus Football Club SpA............................    81,554     83,061
    La Doria SpA..........................................     1,769     21,682
    Luxottica Group SpA...................................     4,181    282,686
    Maire Tecnimont SpA...................................    21,072    109,046
    MARR SpA..............................................     3,869    104,276
    Massimo Zanetti Beverage Group SpA....................     1,730     14,175
#*  Mediaset SpA..........................................   130,980    443,456

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE>>
                                                            ------- -----------
ITALY -- (Continued)
    Mediobanca Banca di Credito Finanziario SpA............  69,984 $   724,660
    Moncler SpA............................................  20,129     887,158
#*  Mondo TV SpA...........................................   2,962      15,257
    Nice SpA...............................................   3,045      11,701
#*  Openjobmetis SpA agenzia per il lavoro.................     850       9,841
    OVS SpA................................................  12,396      40,524
#   Panariagroup Industrie Ceramiche SpA...................   2,626       8,910
    Parmalat SpA...........................................  24,905      86,092
    Piaggio & C SpA........................................  52,348     137,982
    Prima Industrie SpA....................................     595      25,263
    Prysmian SpA...........................................  20,103     513,521
    RAI Way SpA............................................   9,425      53,529
    Recordati SpA..........................................   8,772     326,916
    Reno de Medici SpA.....................................  51,419      62,400
    Reply SpA..............................................   2,344     158,325
#   Retelit SpA............................................  14,038      26,390
#*  Rizzoli Corriere Della Sera Mediagroup SpA.............  15,487      19,371
    Sabaf SpA..............................................   1,265      23,948
    SAES Getters SpA.......................................     993      24,766
#*  Safilo Group SpA.......................................   7,495      38,550
*   Saipem SpA............................................. 109,841     573,719
#   Salini Impregilo SpA...................................  35,532      93,684
    Salvatore Ferragamo SpA................................   5,986     138,208
    Saras SpA.............................................. 144,294     345,472
    Servizi Italia SpA.....................................   2,903      15,707
    Sesa SpA...............................................   1,124      39,605
    Snam SpA...............................................  76,616     329,032
    Societa Cattolica di Assicurazioni SC..................  34,092     312,781
    Societa Iniziative Autostradali e Servizi SpA..........  14,799     262,129
*   Sogefi SpA.............................................  12,614      31,354
    SOL SpA................................................   5,393      68,376
#   Tamburi Investment Partners SpA........................  11,938      87,829
    Technogym SpA..........................................  13,887     151,193
    Tecnoinvestimenti SpA..................................   2,157      14,254
#   Tenaris SA.............................................   6,644     121,716
    Terna Rete Elettrica Nazionale SpA..................... 111,736     625,905
#*  Tiscali SpA............................................ 259,219       7,249
#   Tod's SpA..............................................   1,485      94,536
#*  TREVI - Finanziaria Industriale SpA....................   7,195       2,899
    UniCredit SpA..........................................  89,437   1,579,205
#   Unione di Banche Italiane SpA.......................... 221,187     912,637
#   Unipol Gruppo SpA......................................  89,232     370,655
#   UnipolSai Assicurazioni SpA............................ 201,058     456,979
    Zignago Vetro SpA......................................   1,654      15,764
                                                                    -----------
TOTAL ITALY................................................          33,124,010
                                                                    -----------
JAPAN -- (22.3%)
    77 Bank, Ltd. (The)....................................  10,200     245,660
    A&A Material Corp......................................   1,500      16,650
    A&D Co., Ltd...........................................   4,500      42,230
    ABC-Mart, Inc..........................................   1,400      75,862
    Abist Co., Ltd.........................................     400      16,599
#*  Access Co., Ltd........................................   4,500      41,934
    Achilles Corp..........................................   3,200      66,844
    Adastria Co., Ltd......................................   7,780      98,434
    ADEKA Corp.............................................  17,600     297,895
    Ad-sol Nissin Corp.....................................     800      11,806
    Adtec Plasma Technology Co., Ltd.......................   1,000      13,084
    Advan Co., Ltd.........................................   4,000      36,909

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES  VALUE>>
                                                             ------ ----------
JAPAN -- (Continued)
#   Advanex, Inc............................................    500 $    9,564
    Advantest Corp..........................................  2,200     52,144
    Adventure, Inc..........................................    300     22,456
    Aeon Co., Ltd........................................... 51,565  1,047,747
    Aeon Delight Co., Ltd...................................  4,300    157,387
    Aeon Fantasy Co., Ltd...................................  1,100     48,801
    AEON Financial Service Co., Ltd......................... 10,100    208,538
    Aeon Hokkaido Corp......................................  4,700     33,853
    Aeon Mall Co., Ltd......................................  8,400    147,157
#   Aeria, Inc..............................................  2,500     30,990
    AGC, Inc................................................ 26,800  1,123,311
    Agro-Kanesho Co., Ltd...................................  1,400     37,554
    Ahresty Corp............................................  2,700     23,721
    Ai Holdings Corp........................................  3,500     77,660
    Aica Kogyo Co., Ltd.....................................  4,300    158,813
    Aichi Bank, Ltd. (The)..................................  1,700     79,796
    Aichi Corp..............................................  7,900     45,167
    Aichi Steel Corp........................................  2,200     84,573
    Aichi Tokei Denki Co., Ltd..............................    500     20,022
    Aida Engineering, Ltd...................................  9,100     87,266
    Aigan Co., Ltd..........................................  2,100      7,387
    Ain Holdings, Inc.......................................  6,100    453,243
    Aiphone Co., Ltd........................................  2,000     31,512
    Air Water, Inc.......................................... 27,500    502,709
    Airport Facilities Co., Ltd.............................  6,100     33,917
    Aisan Industry Co., Ltd................................. 10,100     92,144
    Aisin Seiki Co., Ltd.................................... 13,618    635,171
    Aizawa Securities Co., Ltd..............................  7,700     51,270
    Ajinomoto Co., Inc...................................... 50,200    888,813
#   Ajis Co., Ltd...........................................  1,100     34,232
    Akatsuki Corp...........................................  3,800     14,364
#   Akatsuki, Inc...........................................    900     34,210
#*  Akebono Brake Industry Co., Ltd......................... 28,700     71,216
    Akita Bank, Ltd. (The)..................................  3,100     83,587
    Albis Co., Ltd..........................................    800     22,488
#   Alconix Corp............................................  4,200     64,799
    Alfresa Holdings Corp...................................  7,700    184,346
    Alinco, Inc.............................................  3,800     37,127
*   Allied Telesis Holdings KK.............................. 15,600     17,584
    Alpen Co., Ltd..........................................  3,400     73,466
    Alpha Corp..............................................  1,500     20,712
    Alpha Systems, Inc......................................  1,500     30,955
    Alpine Electronics, Inc.................................  8,100    180,683
    Alps Electric Co., Ltd.................................. 40,800  1,177,020
    Alps Logistics Co., Ltd.................................  1,800     13,731
    Altech Corp.............................................  1,200     25,385
    Amada Holdings Co., Ltd................................. 44,600    448,451
    Amano Corp..............................................  9,200    189,257
    Amiyaki Tei Co., Ltd....................................    600     23,933
    Amuse, Inc..............................................  2,300     66,003
    ANA Holdings, Inc.......................................  1,700     62,426
    Anest Iwata Corp........................................  3,400     33,851
    Anicom Holdings, Inc....................................  1,200     50,728
    AOI Electronic Co., Ltd.................................    900     29,804
    AOI TYO Holdings, Inc...................................  2,466     31,319
    AOKI Holdings, Inc......................................  7,000    100,343
#   Aomori Bank, Ltd. (The).................................  4,300    131,786
    Aoyama Trading Co., Ltd.................................  7,300    241,428
    Aoyama Zaisan Networks Co., Ltd.........................    700     13,053

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE>>
                                                              ------ ----------
JAPAN -- (Continued)
    Aozora Bank, Ltd.........................................  4,100 $  153,211
#   Apaman Co., Ltd..........................................  3,300     32,094
    Arakawa Chemical Industries, Ltd.........................  3,000     50,350
    Arata Corp...............................................  1,600     86,322
    Araya Industrial Co., Ltd................................    800     14,699
    Arcland Sakamoto Co., Ltd................................  6,200     86,809
    Arcland Service Holdings Co., Ltd........................  1,700     32,104
    Arcs Co., Ltd............................................  7,000    175,263
#*  Ardepro Co., Ltd......................................... 35,200     14,836
    Arealink Co., Ltd........................................    800     23,681
    Argo Graphics, Inc.......................................  1,000     39,098
    Ariake Japan Co., Ltd....................................    400     34,324
    Arisawa Manufacturing Co., Ltd...........................  5,500     58,436
*   Arrk Corp................................................ 12,600     12,625
    Artnature, Inc...........................................  3,000     21,017
    ArtSpark Holdings, Inc...................................  1,700     16,550
    As One Corp..............................................    600     41,980
    Asahi Broadcasting Group Holdings Corp...................  1,500     11,196
    Asahi Co., Ltd...........................................  3,500     43,205
    Asahi Diamond Industrial Co., Ltd........................  9,700     70,637
    Asahi Holdings, Inc......................................  2,600     52,146
    Asahi Intecc Co., Ltd....................................  6,400    244,847
    Asahi Kasei Corp......................................... 81,700  1,092,079
    Asahi Kogyosha Co., Ltd..................................  1,076     33,040
    Asahi Net, Inc...........................................  2,800     13,047
    Asahi Printing Co., Ltd..................................  1,200     13,057
    ASAHI YUKIZAI Corp.......................................  3,400     67,057
    Asanuma Corp............................................. 14,000     50,155
    Asax Co., Ltd............................................  2,400     13,777
    Ashimori Industry Co., Ltd...............................  1,100     24,683
    Asia Pile Holdings Corp..................................  6,300     44,649
    Asics Corp...............................................  9,300    151,341
#   Asrapport Dining Co., Ltd................................  2,000      9,890
    Asti Corp................................................    600     13,099
#   Asukanet Co., Ltd........................................  1,300     17,540
    Asunaro Aoki Construction Co., Ltd.......................  2,200     19,610
    Ateam, Inc...............................................  1,900     39,990
*   Atrae, Inc...............................................    400      8,365
    Atsugi Co., Ltd..........................................  2,600     27,298
    Autobacs Seven Co., Ltd..................................  8,200    140,922
    Aval Data Corp...........................................  1,000     19,233
    Avex, Inc................................................  6,600     90,603
    Awa Bank, Ltd. (The)..................................... 30,000    193,835
    Axell Corp...............................................  1,700     11,917
    Axial Retailing, Inc.....................................  2,900    106,156
    Azbil Corp...............................................  6,700    293,899
    Bandai Namco Holdings, Inc...............................  9,600    384,081
    Bando Chemical Industries, Ltd...........................  7,300     80,298
    Bank of Iwate, Ltd. (The)................................  3,000    127,901
    Bank of Kochi, Ltd. (The)................................  1,900     20,078
    Bank of Kyoto, Ltd. (The)................................  5,699    276,107
#   Bank of Nagoya, Ltd. (The)...............................  2,499     91,202
    Bank of Okinawa, Ltd. (The)..............................  4,280    168,869
    Bank of Saga, Ltd. (The).................................  3,300     77,203
    Bank of the Ryukyus, Ltd.................................  3,900     61,856
    Bank of Toyama, Ltd. (The)...............................    400     15,710
    Baroque Japan, Ltd.......................................  2,500     22,079
    BayCurrent Consulting, Inc...............................  1,500     44,155
    Beenos, Inc..............................................  1,800     27,739

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES VALUE>>
                                                               ------ --------
JAPAN -- (Continued)
    Belc Co., Ltd.............................................  2,400 $115,329
    Bell System24 Holdings, Inc...............................  5,700  100,775
    Belluna Co., Ltd..........................................  7,300   85,385
    Benefit One, Inc..........................................  3,400   97,738
    Benesse Holdings, Inc.....................................  4,700  171,228
*   Bengo4.com, Inc...........................................    700   18,080
#   Bic Camera, Inc........................................... 15,400  232,362
    Biofermin Pharmaceutical Co., Ltd.........................    700   17,918
    BML, Inc..................................................  4,100  102,678
#   Bookoff Corp..............................................  3,100   21,860
    Bourbon Corp..............................................  2,500   59,019
    BP Castrol K.K............................................    700   10,183
    Br Holdings Corp..........................................  2,800   12,197
#*  BrainPad, Inc.............................................    800   31,889
    Broadleaf Co., Ltd........................................ 10,400   62,987
    BRONCO BILLY Co., Ltd.....................................    700   22,168
    Bunka Shutter Co., Ltd.................................... 10,500   87,229
    C Uyemura & Co., Ltd......................................    600   45,086
    CAC Holdings Corp.........................................  3,200   30,901
    Calbee, Inc...............................................  4,900  162,545
    Can Do Co., Ltd...........................................  2,200   33,632
    Canare Electric Co., Ltd..................................    700   13,487
    Canon Electronics, Inc....................................  3,300   69,741
    Canon Marketing Japan, Inc................................  5,100  107,012
    Canon, Inc................................................ 24,400  791,642
    Capcom Co., Ltd........................................... 14,200  368,257
#   Career Co., Ltd...........................................    900   16,348
    Career Design Center Co., Ltd.............................    600   10,930
    CareerIndex, Inc..........................................  1,600   19,709
    Carlit Holdings Co., Ltd..................................  3,500   32,152
#   Casio Computer Co., Ltd................................... 15,800  258,518
    Cawachi, Ltd..............................................  3,200   62,818
    Central Automotive Products, Ltd..........................  1,900   31,020
    Central Glass Co., Ltd....................................  4,400  105,180
    Central Japan Railway Co..................................  2,000  416,556
    Central Security Patrols Co., Ltd.........................    700   28,445
    Central Sports Co., Ltd...................................  1,400   49,959
    Chiba Bank, Ltd. (The).................................... 33,500  239,139
    Chiba Kogyo Bank, Ltd. (The).............................. 12,300   55,418
    Chilled & Frozen Logistics Holdings Co., Ltd..............  3,300   39,714
    Chino Corp................................................  1,400   20,259
    Chiyoda Co., Ltd..........................................  2,200   45,667
    Chiyoda Corp.............................................. 10,100   80,863
    Chiyoda Integre Co., Ltd..................................  2,200   48,713
    Chofu Seisakusho Co., Ltd.................................  3,400   72,895
    Chori Co., Ltd............................................  2,600   48,266
    Chubu Electric Power Co., Inc............................. 16,800  259,287
    Chubu Shiryo Co., Ltd.....................................  4,100   59,563
    Chudenko Corp.............................................  5,800  140,623
    Chuetsu Pulp & Paper Co., Ltd.............................  1,800   26,919
    Chugai Ro Co., Ltd........................................  1,400   31,541
    Chugoku Bank, Ltd. (The).................................. 21,500  228,103
    Chugoku Electric Power Co., Inc. (The).................... 18,400  242,113
    Chugoku Marine Paints, Ltd................................ 12,300  118,083
    Chukyo Bank, Ltd. (The)...................................  2,000   41,538
    Chuo Spring Co., Ltd......................................    400   14,016
    Chuo Warehouse Co., Ltd...................................  1,100   12,033
    CI Takiron Corp...........................................  6,000   34,600
    Ci:z Holdings Co., Ltd....................................  3,400  150,870

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES VALUE>>
                                                               ------ --------
JAPAN -- (Continued)
    Citizen Watch Co., Ltd.................................... 54,000 $355,686
    CKD Corp.................................................. 11,200  171,845
    CK-San-Etsu Co., Ltd......................................    700   23,082
    Cleanup Corp..............................................  2,800   20,204
    CMC Corp..................................................    800   18,495
    CMIC Holdings Co., Ltd....................................  3,000   67,183
    CMK Corp..................................................  9,900   68,907
    Coca-Cola Bottlers Japan Holdings, Inc....................  7,256  261,618
    cocokara fine, Inc........................................  1,900  111,508
    COLOPL, Inc............................................... 10,700   70,451
    Computer Engineering & Consulting, Ltd....................  2,600   51,649
    Computer Institute of Japan, Ltd..........................  2,100   13,231
    COMSYS Holdings Corp...................................... 11,100  275,882
    Comture Corp..............................................  1,700   55,175
    Concordia Financial Group, Ltd............................ 88,332  474,929
    CONEXIO Corp..............................................  4,000   79,793
#   COOKPAD, Inc.............................................. 12,600   54,497
    Core Corp.................................................  1,200   14,157
    Corona Corp...............................................  3,800   43,597
    Cosel Co., Ltd............................................  2,300   27,241
    Cosmo Energy Holdings Co., Ltd............................ 12,600  444,675
    Cosmos Initia Co., Ltd....................................  2,100   13,356
#   Cosmos Pharmaceutical Corp................................    700  154,324
#   CRE, Inc..................................................  2,400   20,607
#   Create Restaurants Holdings, Inc..........................  5,600   67,330
    Create SD Holdings Co., Ltd...............................  4,500  111,923
    Credit Saison Co., Ltd.................................... 21,100  329,403
    Creek & River Co., Ltd....................................  1,300   13,440
    Cresco, Ltd...............................................  1,200   35,648
    CTI Engineering Co., Ltd..................................  3,300   42,856
    CTS Co., Ltd..............................................  4,000   39,035
    Cube System, Inc..........................................  2,300   18,963
#   CyberAgent, Inc...........................................  6,400  336,269
#*  Cyberstep, Inc............................................    900   16,892
    Cybozu, Inc...............................................  3,300   16,122
    D.A. Consortium Holdings, Inc.............................  5,400  130,569
    Dai Nippon Printing Co., Ltd.............................. 18,800  410,753
    Dai Nippon Toryo Co., Ltd.................................  5,000   63,648
    Daibiru Corp..............................................  9,100   93,975
    Daicel Corp............................................... 63,200  696,304
    Dai-Dan Co., Ltd..........................................  2,500   59,579
    Daido Kogyo Co., Ltd......................................  2,100   22,190
    Daido Metal Co., Ltd......................................  9,100   94,471
    Daido Steel Co., Ltd......................................  6,100  301,253
    Daidoh, Ltd...............................................  4,900   18,948
    Daifuku Co., Ltd..........................................  6,100  268,822
    Daihatsu Diesel Manufacturing Co., Ltd....................  4,800   31,854
    Daihen Corp............................................... 17,000  108,585
    Daiho Corp................................................ 19,000  113,538
    Dai-Ichi Cutter Kogyo K.K.................................  1,000   20,475
    Daiichi Jitsugyo Co., Ltd.................................  1,800   57,445
    Daiichi Kensetsu Corp.....................................    900   14,320
#   Daiichi Kigenso Kagaku-Kogyo Co., Ltd.....................  5,600   59,868
    Dai-ichi Life Holdings, Inc............................... 43,800  827,009
    Dai-ichi Seiko Co., Ltd...................................  2,500   40,892
    Daiichikosho Co., Ltd.....................................  4,400  208,941
    Daiken Corp...............................................  3,000   67,145
    Daiken Medical Co., Ltd...................................  2,300   16,880
#   Daiki Aluminium Industry Co., Ltd.........................  7,200   47,635

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Daiki Axis Co., Ltd..................................   1,200 $   12,398
    Daikokutenbussan Co., Ltd............................   1,500     66,508
    Daikyo, Inc..........................................   2,800     56,138
    Daikyonishikawa Corp.................................   9,900    147,120
    Dainichi Co., Ltd....................................   2,000     14,425
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd................................................   2,300     73,147
#   Daio Paper Corp......................................  15,000    206,740
    Daiohs Corp..........................................   1,500     18,668
    Daiseki Co., Ltd.....................................   2,900     79,580
    Daiseki Eco. Solution Co., Ltd.......................   1,300     11,802
#   Daishi Bank, Ltd. (The)..............................   5,100    216,434
    Daishinku Corp.......................................   1,900     21,597
    Daisue Construction Co., Ltd.........................   1,600     18,490
    Daito Bank, Ltd. (The)...............................   1,100     12,300
    Daito Pharmaceutical Co., Ltd........................   2,100     66,033
    Daito Trust Construction Co., Ltd....................   2,700    452,432
    Daitron Co., Ltd.....................................   1,200     23,331
    Daiwa House Industry Co., Ltd........................  34,800  1,269,000
    Daiwa Industries, Ltd................................   3,400     38,561
    Daiwa Securities Group, Inc.......................... 117,900    687,650
    Daiwabo Holdings Co., Ltd............................   4,300    222,639
    Daiyu Lic Holdings Co., Ltd..........................   1,500     16,272
#   DCM Holdings Co., Ltd................................  19,900    178,241
    DD Holdings Co., Ltd.................................     300      7,996
    Dear Life Co., Ltd...................................   6,600     31,007
    DeNA Co., Ltd........................................  15,200    286,682
    Denka Co., Ltd.......................................  15,100    520,405
    Denki Kogyo Co., Ltd.................................   2,000     54,659
    Densan System Co., Ltd...............................   1,800     34,589
    Denso Corp...........................................  15,300    756,816
    Dentsu, Inc..........................................  14,200    596,268
    Denyo Co., Ltd.......................................   3,400     51,734
    Descente, Ltd........................................   5,200     98,889
    Dexerials Corp.......................................  12,400    122,885
    DIC Corp.............................................  17,600    574,709
    Digital Arts, Inc....................................   1,400     67,106
    Digital Hearts Holdings Co., Ltd.....................   1,600     21,006
    Digital Information Technologies Corp................   1,000     10,066
    Dip Corp.............................................   4,100    104,268
    Disco Corp...........................................   1,300    221,926
    DKS Co., Ltd.........................................   9,000     62,633
#   DMG Mori Co., Ltd....................................  20,700    317,844
    Don Quijote Holdings Co., Ltd........................   3,900    182,302
    Doshisha Co., Ltd....................................   2,700     60,916
    Double Standard, Inc.................................     800     24,604
    Doutor Nichires Holdings Co., Ltd....................   4,700     88,557
    Dowa Holdings Co., Ltd...............................  10,900    350,508
*   Drecom Co., Ltd......................................   1,200      8,928
    DSB Co., Ltd.........................................   2,000     10,233
    DTS Corp.............................................   3,500    133,156
    Duskin Co., Ltd......................................   9,000    228,166
    Dvx, Inc.............................................   1,700     21,756
    DyDo Group Holdings, Inc.............................   1,800     99,025
    Dynic Corp...........................................   1,100     10,302
    Eagle Industry Co., Ltd..............................   5,900     95,674
#   Earth Corp...........................................   2,400    121,172
    Ebara Corp...........................................  11,400    345,845
    Ebara Foods Industry, Inc............................     800     16,838
    Ebara Jitsugyo Co., Ltd..............................   1,200     25,357

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES VALUE>>
                                                               ------ --------
JAPAN -- (Continued)
    Eco's Co., Ltd............................................  2,100 $ 33,104
    EDION Corp................................................ 13,800  137,955
#   EF-ON, Inc................................................  3,839   48,445
    eGuarantee, Inc...........................................  1,800   39,272
#   E-Guardian, Inc...........................................  1,200   30,630
    Ehime Bank, Ltd. (The)....................................  6,600   76,108
    Eidai Co., Ltd............................................  6,000   29,730
    Eighteenth Bank, Ltd. (The)............................... 19,000   51,260
    Eiken Chemical Co., Ltd...................................  3,000   65,650
    Eizo Corp.................................................  1,800   80,339
#   Elan Corp.................................................  1,000   30,478
    Elecom Co., Ltd...........................................  1,500   35,660
    Electric Power Development Co., Ltd.......................  4,200  114,072
    EM Systems Co., Ltd.......................................  2,600   28,963
    Endo Lighting Corp........................................  3,700   29,591
*   Eneres Co., Ltd...........................................  2,700   11,689
*   Enigmo, Inc...............................................  1,100   14,234
    en-japan, Inc.............................................  2,600  123,027
    Enomoto Co., Ltd..........................................    600    6,904
    Enplas Corp...............................................  1,700   47,998
#*  Enshu, Ltd................................................ 13,000   16,201
    EPS Holdings, Inc.........................................  7,900  151,154
    eRex Co., Ltd.............................................  5,300   53,968
#   ES-Con Japan, Ltd.........................................  8,200   53,743
    ESCRIT, Inc...............................................  2,500   18,020
#   Escrow Agent Japan Co., Ltd...............................  5,500   22,257
    ESPEC Corp................................................  2,400   50,239
    Excel Co., Ltd............................................  1,300   29,584
    Exedy Corp................................................  7,300  234,878
    Ezaki Glico Co., Ltd......................................  5,400  250,104
    F@N Communications, Inc...................................  7,700   48,202
    Faith, Inc................................................  1,900   22,219
    FALCO HOLDINGS Co., Ltd...................................  1,000   17,039
#   FamilyMart UNY Holdings Co., Ltd..........................  2,800  261,298
    FANUC Corp................................................  1,300  262,133
    Fast Retailing Co., Ltd...................................    900  394,160
    FCC Co., Ltd..............................................  8,400  246,814
*   FDK Corp.................................................. 12,000   21,134
    Feed One Co., Ltd......................................... 17,600   35,094
    Felissimo Corp............................................  1,000   12,157
    Fenwal Controls of Japan, Ltd.............................  1,200   17,345
    Ferrotec Holdings Corp....................................  9,100  136,036
*   FFRI, Inc.................................................    700   15,567
    FIDEA Holdings Co., Ltd................................... 32,900   51,568
    Financial Products Group Co., Ltd.........................  9,100  110,413
#   FINDEX, Inc...............................................  1,800   11,873
    First Bank of Toyama, Ltd. (The).......................... 10,400   45,859
    First Brothers Co., Ltd...................................  1,700   20,401
    First Juken Co., Ltd......................................  1,100   13,785
    First-corp, Inc...........................................  1,400   14,197
#   Fixstars Corp.............................................  2,500   34,325
    FJ Next Co., Ltd..........................................  2,400   21,919
#*  Flight Holdings, Inc......................................  2,300   26,600
    Foster Electric Co., Ltd..................................  2,600   34,851
    FP Corp...................................................  4,300  236,710
    France Bed Holdings Co., Ltd..............................  5,400   47,161
*   FreakOut Holdings, Inc....................................    900   17,051
    Freebit Co., Ltd..........................................  2,300   21,439
#   Freund Corp...............................................  3,000   25,616

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE>>
                                                             ------- ----------
JAPAN -- (Continued)
    F-Tech, Inc.............................................   4,000 $   49,481
    FTGroup Co., Ltd........................................   1,000     13,726
    Fudo Tetra Corp.........................................  36,900     67,073
    Fuji Co., Ltd...........................................   4,000     78,165
    Fuji Corp. (6163543)....................................   1,800     42,950
    Fuji Corp. (6356592)....................................   8,500    150,466
    Fuji Corp., Ltd.........................................   5,200     43,051
    Fuji Die Co., Ltd.......................................   1,600     13,124
    Fuji Electric Co., Ltd..................................  67,000    494,930
    Fuji Furukawa Engineering & Construction Co., Ltd.......   3,000     10,971
#   Fuji Kyuko Co., Ltd.....................................   2,399     72,874
    Fuji Media Holdings, Inc................................   3,800     62,527
    Fuji Oil Co., Ltd.......................................  12,400     46,868
    Fuji Oil Holdings, Inc..................................   9,900    325,939
    Fuji Seal International, Inc............................   8,100    303,704
    Fuji Soft, Inc..........................................   3,300    134,397
    Fujibo Holdings, Inc....................................   1,600     44,792
    Fujicco Co., Ltd........................................   2,000     43,830
    Fujikura Kasei Co., Ltd.................................   5,000     29,002
    Fujikura Rubber, Ltd....................................   4,800     27,218
    Fujikura, Ltd...........................................  62,700    404,159
    Fujimi, Inc.............................................   1,800     44,928
    Fujimori Kogyo Co., Ltd.................................   2,600     87,918
#   Fujio Food System Co., Ltd..............................     700     12,416
#   Fujisash Co., Ltd.......................................  13,200     13,257
    Fujita Kanko, Inc.......................................   2,000     56,344
    Fujitec Co., Ltd........................................   8,300    118,627
    Fujitsu Frontech, Ltd...................................   2,700     32,620
    Fujitsu General, Ltd....................................  12,700    195,554
    Fujitsu, Ltd............................................ 215,000  1,465,316
    Fujiya Co., Ltd.........................................   1,000     21,265
    FuKoKu Co., Ltd.........................................   1,300     11,644
    Fukuda Corp.............................................   1,200     72,287
    Fukuda Denshi Co., Ltd..................................     300     19,975
    Fukui Bank, Ltd. (The)..................................   4,300     98,655
    Fukui Computer Holdings, Inc............................     700     12,565
    Fukuoka Financial Group, Inc............................  51,000    279,132
*   Fukushima Bank, Ltd. (The)..............................   3,800     23,166
    Fukushima Industries Corp...............................   2,500    123,375
    Fukuyama Transporting Co., Ltd..........................   5,400    262,763
*   Full Speed, Inc.........................................   2,300     16,764
    FULLCAST Holdings Co., Ltd..............................   2,200     55,120
    Fumakilla, Ltd..........................................   1,499     25,530
#*  Funai Electric Co., Ltd.................................   3,500     19,782
    Funai Soken Holdings, Inc...............................   3,880     84,704
    Furukawa Battery Co., Ltd. (The)........................   4,000     32,917
    Furukawa Electric Co., Ltd..............................  14,800    522,938
    Furuno Electric Co., Ltd................................   4,600     52,831
    Furusato Industries, Ltd................................   2,200     37,456
#   Furuya Metal Co., Ltd...................................     600     19,183
    Furyu Corp..............................................   3,200     27,622
#   Fuso Chemical Co., Ltd..................................   4,000    102,438
    Fuso Pharmaceutical Industries, Ltd.....................   1,000     26,344
    Futaba Corp.............................................   6,400    116,821
    Futaba Industrial Co., Ltd..............................  14,200     83,107
    Future Corp.............................................   4,600     63,646
    Fuyo General Lease Co., Ltd.............................   4,300    268,827
    G-7 Holdings, Inc.......................................   2,100     52,383
    Gakken Holdings Co., Ltd................................     800     33,317

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE>>
                                                                ------ --------
JAPAN -- (Continued)
    Gakkyusha Co., Ltd.........................................  1,500 $ 24,858
    Gecoss Corp................................................  2,500   26,156
    Genki Sushi Co., Ltd.......................................    500   14,967
    Genky DrugStores Co., Ltd..................................    800   27,736
#   Geo Holdings Corp..........................................  7,400   93,276
    Geomatec Co., Ltd..........................................  1,800   14,246
    Geostr Corp................................................  2,900   15,630
    Gfoot Co., Ltd.............................................  2,000   14,246
#   Giken, Ltd.................................................  2,900   68,133
    GL Sciences, Inc...........................................  1,400   18,946
#   GLOBERIDE, Inc.............................................  1,800   59,321
    Glory, Ltd.................................................  8,600  252,800
    GMO Cloud K.K..............................................    600   15,572
    GMO Financial Holdings, Inc................................  3,600   28,694
    GMO internet, Inc..........................................  8,700  184,522
    GMO Payment Gateway, Inc...................................  1,000  112,685
    Godo Steel, Ltd............................................  1,900   39,149
    Gokurakuyu Holdings Co., Ltd...............................  1,800   11,348
    Goldcrest Co., Ltd.........................................  3,300   56,782
    Goldwin, Inc...............................................    900   64,032
#   Grandy House Corp..........................................  3,100   13,522
*   Gree, Inc.................................................. 13,300   73,719
    GS Yuasa Corp.............................................. 76,000  355,782
#   GSI Creos Corp.............................................  1,500   21,235
    G-Tekt Corp................................................  4,500   78,168
    Gun-Ei Chemical Industry Co., Ltd..........................    800   25,843
#   GungHo Online Entertainment, Inc........................... 25,500   54,441
    Gunma Bank, Ltd. (The)..................................... 35,000  186,357
#*  Gunosy, Inc................................................  1,600   26,241
    Gunze, Ltd.................................................  2,900  172,389
    Gurunavi, Inc..............................................  7,200   65,052
    H2O Retailing Corp......................................... 17,360  277,975
    HABA Laboratories, Inc.....................................    500   47,495
    Hachijuni Bank, Ltd. (The)................................. 85,100  375,174
    Hagihara Industries, Inc...................................  2,000   34,830
    Hagiwara Electric Holdings Co., Ltd........................  1,200   33,638
    Hakudo Co., Ltd............................................  1,100   21,367
    Hakuhodo DY Holdings, Inc.................................. 14,100  216,507
    Hakuto Co., Ltd............................................  2,400   34,324
#   Hakuyosha Co., Ltd.........................................    400   11,279
    Halows Co., Ltd............................................  1,500   34,625
    Hamakyorex Co., Ltd........................................  3,300  114,428
    Hamamatsu Photonics KK.....................................  2,400  101,860
    Handsman Co., Ltd..........................................    800    9,297
#   HANEDA ZENITH HOLDINGS Co., Ltd............................  5,300   15,462
    Hankyu Hanshin Holdings, Inc............................... 15,400  613,296
    Hanwa Co., Ltd.............................................  6,900  264,318
    Happinet Corp..............................................  2,300   31,850
#   Harada Industry Co., Ltd...................................  3,000   22,062
    Hard Off Corp. Co., Ltd....................................  1,400   12,673
    Harima Chemicals Group, Inc................................  1,800   13,823
#   Harmonic Drive Systems, Inc................................  2,400   94,894
    Haruyama Holdings, Inc.....................................  2,200   20,246
    Haseko Corp................................................ 33,000  437,901
    Hayashikane Sangyo Co., Ltd................................  1,800   11,820
    Hazama Ando Corp........................................... 42,200  335,229
    Heiwa Real Estate Co., Ltd.................................  5,800  104,459
    Heiwado Co., Ltd...........................................  6,600  168,947
#   Helios Techno Holdings Co., Ltd............................  4,900   33,249

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE>>
                                                             ------- ----------
JAPAN -- (Continued)
    Hibino Corp.............................................     900 $   11,288
    Hibiya Engineering, Ltd.................................   3,200     64,028
    Hiday Hidaka Corp.......................................   2,281     48,601
    Hikari Tsushin, Inc.....................................     700    117,636
    HI-LEX Corp.............................................   5,100    126,824
    Himaraya Co., Ltd.......................................   1,200     11,221
    Hinokiya Group Co., Ltd.................................     500     14,008
    Hioki EE Corp...........................................   1,200     48,904
    Hirakawa Hewtech Corp...................................     200      2,491
#   Hiramatsu, Inc..........................................   9,300     40,378
#   Hirano Tecseed Co., Ltd.................................   1,800     45,080
#   Hirata Corp.............................................   1,800    120,478
    Hirose Tusyo, Inc.......................................     900     24,198
    Hiroshima Bank, Ltd. (The)..............................  51,800    356,459
    Hiroshima Gas Co., Ltd..................................   7,500     25,521
    HIS Co., Ltd............................................   5,900    178,436
    Hisaka Works, Ltd.......................................   5,000     48,775
    Hitachi Capital Corp....................................  14,300    382,130
    Hitachi Zosen Corp......................................  33,000    154,698
    Hito Communications, Inc................................   1,100     17,696
    Hochiki Corp............................................   3,600     67,228
#   Hoden Seimitsu Kako Kenkyusho Co., Ltd..................     900     13,885
#   Hodogaya Chemical Co., Ltd..............................   1,400     41,039
    Hogy Medical Co., Ltd...................................   2,200     76,151
    Hokkaido Coca-Cola Bottling Co., Ltd....................     400     13,578
    Hokkaido Electric Power Co., Inc........................  22,600    145,852
    Hokkaido Gas Co., Ltd...................................  10,000     27,633
    Hokkan Holdings, Ltd....................................   9,000     30,020
    Hokko Chemical Industry Co., Ltd........................   6,000     32,783
    Hokkoku Bank, Ltd. (The)................................   4,300    181,687
    Hokuetsu Bank, Ltd. (The)...............................   3,200     68,148
    Hokuetsu Corp...........................................  25,100    140,365
    Hokuetsu Industries Co., Ltd............................   4,900     47,754
    Hokuhoku Financial Group, Inc...........................  23,300    335,695
    Hokuriku Electric Industry Co., Ltd.....................   1,000     11,408
#*  Hokuriku Electric Power Co..............................  21,000    220,445
    Hokuriku Electrical Construction Co., Ltd...............   1,700     16,312
    Hokuto Corp.............................................   3,500     62,268
    Honda Motor Co., Ltd.................................... 100,600  3,071,382
#   Honda Tsushin Kogyo Co., Ltd............................   3,500     26,364
    H-One Co., Ltd..........................................   3,000     34,422
    Honeys Holdings Co., Ltd................................   4,450     41,873
#   Honshu Chemical Industry Co., Ltd.......................   1,000     10,123
    Hoosiers Holdings.......................................   5,200     35,785
    Horiba, Ltd.............................................   4,100    283,001
    Hoshizaki Corp..........................................   1,600    161,151
    Hosiden Corp............................................  10,400     87,324
    Hosokawa Micron Corp....................................   1,000     65,181
#   Hotland Co., Ltd........................................     900      9,987
    House Foods Group, Inc..................................   5,600    177,188
#   Howa Machinery, Ltd.....................................   3,900     33,110
    Hoya Corp...............................................   6,200    373,083
    Hulic Co., Ltd..........................................   6,900     67,715
    Hyakugo Bank, Ltd. (The)................................  41,800    177,214
    Hyakujushi Bank, Ltd. (The).............................  43,000    139,862
    I K K, Inc..............................................   2,100     15,798
    I.K Co., Ltd............................................   1,600     30,604
    Ibiden Co., Ltd.........................................  11,900    195,966
    IBJ Leasing Co., Ltd....................................   6,400    164,816

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE>>
                                                                ------ --------
JAPAN -- (Continued)
    IBJ, Inc...................................................  2,700 $ 15,931
    Ichibanya Co., Ltd.........................................  1,100   47,069
    Ichigo, Inc................................................ 24,600  109,753
    Ichiken Co., Ltd...........................................  1,200   28,145
    Ichikoh Industries, Ltd....................................  9,000  119,610
    Ichinen Holdings Co., Ltd..................................  3,500   45,929
    Ichiyoshi Securities Co., Ltd..............................  4,900   48,122
    Icom, Inc..................................................  2,100   50,934
#   Idec Corp..................................................  2,800   56,244
    Idemitsu Kosan Co., Ltd.................................... 21,700  977,483
    IDOM, Inc.................................................. 16,600   60,610
    Ihara Science Corp.........................................  1,100   22,326
    IHI Corp................................................... 17,200  604,068
    Iida Group Holdings Co., Ltd............................... 13,940  273,404
    Iino Kaiun Kaisha, Ltd..................................... 18,800   89,121
    IJT Technology Holdings Co., Ltd...........................  3,900   29,378
#   Ikegami Tsushinki Co., Ltd................................. 14,000   18,717
    Imagica Robot Holdings, Inc................................  3,000   24,984
    Imasen Electric Industrial.................................  3,600   37,367
    Inaba Denki Sangyo Co., Ltd................................  1,800   75,964
#   Inaba Seisakusho Co., Ltd..................................  1,700   20,619
    Inabata & Co., Ltd.........................................  7,900  116,526
    Inageya Co., Ltd...........................................  2,700   43,925
    Ines Corp..................................................  3,800   40,466
    I-Net Corp.................................................  2,130   37,701
    Infocom Corp...............................................  2,400   65,846
#   Infomart Corp.............................................. 12,300  154,317
    Information Development Co.................................  1,700   20,325
    Information Services International-Dentsu, Ltd.............  1,900   54,926
    Innotech Corp..............................................  2,300   29,912
    Inpex Corp................................................. 52,300  574,195
    Insource Co., Ltd..........................................  1,100   24,307
    Intage Holdings, Inc.......................................  7,700   79,990
#   Inter Action Corp..........................................  1,800   27,962
    Internet Initiative Japan, Inc.............................  6,700  130,851
    Inui Global Logistics Co., Ltd.............................  2,700   25,609
    I-O Data Device, Inc.......................................  1,100   11,328
    IR Japan Holdings, Ltd.....................................    500   17,486
    Iriso Electronics Co., Ltd.................................  2,800  164,090
    I'rom Group Co., Ltd.......................................  1,200   20,857
    Ise Chemicals Corp.........................................    400   11,324
    Iseki & Co., Ltd...........................................  3,800   69,754
    Isetan Mitsukoshi Holdings, Ltd............................ 28,600  345,625
#   Ishihara Chemical Co., Ltd.................................  1,700   36,306
*   Ishihara Sangyo Kaisha, Ltd................................  5,900   72,604
    Ishizuka Glass Co., Ltd....................................  1,000   21,471
    Isolite Insulating Products Co., Ltd.......................  2,800   18,702
#   Istyle, Inc................................................  3,800   48,830
#*  ITbook Co., Ltd............................................  3,900   19,116
    Ito En, Ltd................................................  4,500  201,075
    ITOCHU Corp................................................ 12,100  214,852
    Itochu Enex Co., Ltd....................................... 10,500  102,205
    Itochu Techno-Solutions Corp............................... 12,200  232,448
    Itoham Yonekyu Holdings, Inc............................... 15,100  122,865
    Itoki Corp.................................................  9,400   52,497
*   Itokuro, Inc...............................................    500   27,994
    IwaiCosmo Holdings, Inc....................................  3,800   50,095
#   Iwaki & Co., Ltd...........................................  6,000   26,997
    Iwasaki Electric Co., Ltd..................................  1,100   16,001

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE>>
                                                             ------- ----------
JAPAN -- (Continued)
    Iwatani Corp............................................   8,700 $  294,686
    Iwatsu Electric Co., Ltd................................   2,900     21,013
    Iyo Bank, Ltd. (The)....................................  35,400    244,336
    Izumi Co., Ltd..........................................   2,900    174,968
    J Front Retailing Co., Ltd..............................  32,200    472,024
#   J Trust Co., Ltd........................................  14,400    114,930
    JAC Recruitment Co., Ltd................................   1,500     32,140
    Jaccs Co., Ltd..........................................   5,800    126,515
    Jafco Co., Ltd..........................................   6,300    230,643
    Jalux, Inc..............................................   1,500     42,259
#   Jamco Corp..............................................   2,300     50,933
    Janome Sewing Machine Co., Ltd..........................   2,499     15,796
    Japan Airlines Co., Ltd.................................   7,800    287,933
    Japan Airport Terminal Co., Ltd.........................   2,400    114,208
    Japan Asia Group, Ltd...................................   3,700     15,652
*   Japan Asia Investment Co., Ltd..........................   2,700      8,226
*   Japan Asset Marketing Co., Ltd..........................  10,100     11,487
    Japan Aviation Electronics Industry, Ltd................  12,000    207,585
*   Japan Display, Inc...................................... 123,500    159,614
    Japan Exchange Group, Inc...............................  21,100    375,333
    Japan Foundation Engineering Co., Ltd...................   6,500     23,137
    Japan Investment Adviser Co., Ltd.......................   1,300     61,002
    Japan Lifeline Co., Ltd.................................   6,700    144,832
    Japan Material Co., Ltd.................................   7,700    107,800
#   Japan Meat Co., Ltd.....................................   1,700     32,091
    Japan Medical Dynamic Marketing, Inc....................   3,500     33,193
    Japan Oil Transportation Co., Ltd.......................     700     19,870
    Japan Petroleum Exploration Co., Ltd....................   4,600    108,977
    Japan Property Management Center Co., Ltd...............   1,700     20,361
    Japan Pulp & Paper Co., Ltd.............................   1,900     82,144
    Japan Securities Finance Co., Ltd.......................  19,900    111,140
    Japan Steel Works, Ltd. (The)...........................   9,700    239,148
    Japan Transcity Corp....................................   8,700     44,651
    Japan Wool Textile Co., Ltd. (The)......................   9,600     84,218
    Jastec Co., Ltd.........................................   1,400     13,704
    JBCC Holdings, Inc......................................   1,700     20,064
    JCR Pharmaceuticals Co., Ltd............................     200      9,605
    JCU Corp................................................   2,600     67,965
    Jeol, Ltd...............................................   8,000     79,716
    JFE Holdings, Inc.......................................  45,700    928,637
    JGC Corp................................................   5,400    104,783
#*  JIG-SAW, Inc............................................     300      8,242
    Jimoto Holdings, Inc....................................  34,900     52,233
#   JINS, Inc...............................................   2,000    112,854
    JK Holdings Co., Ltd....................................   3,200     24,918
    JMS Co., Ltd............................................   5,000     30,449
#   Joban Kosan Co., Ltd....................................   1,200     20,075
    J-Oil Mills, Inc........................................   2,000     68,225
    Joshin Denki Co., Ltd...................................   3,000     90,977
    Joyful Honda Co., Ltd...................................   4,100     62,267
    JP-Holdings, Inc........................................   7,900     25,335
    JSP Corp................................................   2,200     56,020
    JSR Corp................................................  16,900    324,950
    JTEKT Corp..............................................  32,400    469,862
    Juki Corp...............................................   7,500     78,199
    Juroku Bank, Ltd. (The).................................   5,900    160,439
    Justsystems Corp........................................   1,200     24,340
    JVC Kenwood Corp........................................  22,100     62,017
    JXTG Holdings, Inc...................................... 256,750  1,882,337

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE>>
                                                             ------- ----------
JAPAN -- (Continued)
    K&O Energy Group, Inc...................................   2,600 $   43,744
    kabu.com Securities Co., Ltd............................  21,700     72,206
*   Kadokawa Dwango.........................................   9,685    103,103
    Kadoya Sesame Mills, Inc................................     400     21,141
    Kaga Electronics Co., Ltd...............................   3,200     71,500
    Kagome Co., Ltd.........................................   2,600     79,406
    Kajima Corp............................................. 105,000    819,244
    Kakaku.com, Inc.........................................   9,900    208,500
    Kakiyasu Honten Co., Ltd................................   1,100     25,938
    Kameda Seika Co., Ltd...................................   2,100    107,372
    Kamei Corp..............................................   3,900     54,693
    Kamigumi Co., Ltd.......................................  11,400    238,829
    Kanaden Corp............................................   4,800     56,332
    Kanagawa Chuo Kotsu Co., Ltd............................   1,000     34,272
    Kanamic Network Co., Ltd................................     700     12,991
    Kanamoto Co., Ltd.......................................   7,400    230,740
    Kandenko Co., Ltd.......................................  15,900    165,588
    Kaneka Corp.............................................  39,000    343,296
    Kaneko Seeds Co., Ltd...................................     900     13,017
    Kanematsu Corp..........................................  15,700    226,383
    Kanematsu Electronics, Ltd..............................   2,000     65,535
    Kansai Electric Power Co., Inc. (The)...................  19,200    273,321
*   Kansai Mirai Financial Group, Inc.......................  15,423    128,771
    Kansai Paint Co., Ltd...................................   7,500    172,592
    Kansai Super Market, Ltd................................   1,300     13,822
    Kanto Denka Kogyo Co., Ltd..............................  11,500    107,957
    Kao Corp................................................   7,800    569,805
    Kappa Create Co., Ltd...................................   1,200     14,612
    Kasai Kogyo Co., Ltd....................................   5,800     72,589
    Katakura & Co-op Agri Corp..............................   1,800     19,063
    Katakura Industries Co., Ltd............................   4,600     53,252
    Kato Works Co., Ltd.....................................   1,200     32,424
    KAWADA TECHNOLOGIES, Inc................................     900     57,007
#   Kawagishi Bridge Works Co., Ltd.........................     600     22,539
    Kawai Musical Instruments Manufacturing Co., Ltd........   1,100     47,123
    Kawasaki Heavy Industries, Ltd..........................  14,300    420,463
#*  Kawasaki Kisen Kaisha, Ltd..............................  15,100    274,217
    Kawasumi Laboratories, Inc..............................   3,000     19,091
    KDDI Corp...............................................  51,200  1,425,246
    KeePer Technical Laboratory Co., Ltd....................     900      9,733
    Keihan Holdings Co., Ltd................................  16,300    593,528
    Keihanshin Building Co., Ltd............................   6,900     57,476
    Keihin Co., Ltd.........................................     900     13,284
    Keihin Corp.............................................   9,700    200,271
    Keikyu Corp.............................................  16,500    270,151
    Keio Corp...............................................   2,600    127,683
    Keisei Electric Railway Co., Ltd........................   5,000    166,488
    Keiyo Bank, Ltd. (The)..................................  36,000    158,895
    Keiyo Co., Ltd..........................................   6,600     31,754
    KEL Corp................................................   1,000     10,637
    Kenko Mayonnaise Co., Ltd...............................   2,600     79,783
    Kewpie Corp.............................................  21,500    534,706
    Key Coffee, Inc.........................................   1,600     30,673
    Keyence Corp............................................   1,500    793,452
    KFC Holdings Japan, Ltd.................................   2,700     48,037
    KH Neochem Co., Ltd.....................................   2,100     67,730
*   KI Holdings Co., Ltd....................................   6,000     25,189
    Kimoto Co., Ltd.........................................   4,300     12,640
    Kimura Chemical Plants Co., Ltd.........................   5,400     21,326

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE>>
                                                                ------ --------
JAPAN -- (Continued)
    Kimura Unity Co., Ltd......................................  1,200 $ 13,667
    Kinden Corp................................................ 16,900  271,684
    King Co., Ltd..............................................  3,600   16,161
    King Jim Co., Ltd..........................................  2,500   23,213
#*  Kinki Sharyo Co., Ltd. (The)...............................    500   10,946
*   Kintetsu Department Store Co., Ltd.........................    900   32,107
    Kintetsu Group Holdings Co., Ltd...........................  5,000  198,971
    Kintetsu World Express, Inc................................  8,500  171,505
    Kirindo Holdings Co., Ltd..................................  1,900   38,677
    Kissei Pharmaceutical Co., Ltd.............................  6,000  168,696
    Ki-Star Real Estate Co., Ltd...............................  1,300   32,043
    Kitagawa Corp..............................................  1,800   43,421
    Kita-Nippon Bank, Ltd. (The)...............................  1,200   28,081
    Kitano Construction Corp...................................  7,000   25,037
#   Kitanotatsujin Corp........................................  4,600   25,934
    Kito Corp..................................................  5,200   97,172
    Kitz Corp.................................................. 10,900   96,529
    Kiyo Bank, Ltd. (The)......................................  9,400  158,590
    KLab, Inc..................................................  5,000   57,628
*   KNT-CT Holdings Co., Ltd...................................  1,300   17,398
    Koa Corp...................................................  2,600   57,067
    Koatsu Gas Kogyo Co., Ltd..................................  5,000   41,894
    Kobayashi Pharmaceutical Co., Ltd..........................  1,400  116,872
    Kobe Bussan Co., Ltd.......................................  1,600   79,072
*   Kobe Electric Railway Co., Ltd.............................    700   25,022
    Kobe Steel, Ltd............................................ 73,600  725,348
    Kobelco Eco-Solutions Co., Ltd.............................  1,200   20,159
#   Kohnan Shoji Co., Ltd......................................  1,000   21,861
    Kohsoku Corp...............................................  1,700   20,787
    Koito Manufacturing Co., Ltd...............................  4,600  296,309
    Kokusai Co., Ltd...........................................  2,400   18,883
    Kokuyo Co., Ltd............................................  8,900  150,817
    KOMAIHALTEC, Inc...........................................    500   10,884
    Komatsu Seiren Co., Ltd....................................  3,800   32,324
    Komatsu Wall Industry Co., Ltd.............................  1,400   28,697
    Komatsu, Ltd............................................... 20,000  590,962
    KOMEDA Holdings Co., Ltd...................................  3,300   63,400
    Komehyo Co., Ltd...........................................  1,100   18,823
    Komeri Co., Ltd............................................  6,600  157,445
    Komori Corp................................................  7,600   95,060
    Konaka Co., Ltd............................................  5,700   26,549
    Konami Holdings Corp.......................................  2,700  127,032
    Kondotec, Inc..............................................  3,600   33,007
    Konica Minolta, Inc........................................ 72,700  652,650
    Konishi Co., Ltd...........................................  4,100   67,969
    Konoike Transport Co., Ltd.................................  5,000   79,579
#   Konoshima Chemical Co., Ltd................................    700    4,846
    Kosaido Co., Ltd...........................................  2,900   13,773
    Kose Corp..................................................  1,100  210,846
#   Kosei Securities Co., Ltd. (The)...........................  1,000   10,758
    Koshidaka Holdings Co., Ltd................................  5,600   64,566
    Kotobuki Spirits Co., Ltd..................................  2,500  116,888
#   Kourakuen Holdings Corp....................................    900   13,026
    Krosaki Harima Corp........................................  1,100   82,634
    KRS Corp...................................................  1,500   40,898
    K's Holdings Corp.......................................... 29,800  335,516
    KU Holdings Co., Ltd.......................................  3,800   32,005
    Kubota Corp................................................ 31,400  527,144
    Kumagai Gumi Co., Ltd......................................  7,700  269,672

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE>>
                                                               ------- --------
JAPAN -- (Continued)
    Kumiai Chemical Industry Co., Ltd.........................  13,010 $117,951
    Kura Corp.................................................   1,400   84,504
    Kurabo Industries, Ltd....................................  31,000   96,993
    Kuraray Co., Ltd..........................................  45,300  640,265
    Kureha Corp...............................................   3,400  234,332
    Kurimoto, Ltd.............................................   2,100   39,586
    Kurita Water Industries, Ltd..............................  11,700  342,232
    Kuriyama Holdings Corp....................................   1,000   18,005
    Kushikatsu Tanaka Holdings Co.............................     400   11,217
    Kusuri no Aoki Holdings Co., Ltd..........................   1,600  117,449
    KYB Corp..................................................   3,800  178,533
    Kyocera Corp..............................................  13,400  779,884
    Kyoden Co., Ltd...........................................   4,900   24,124
    Kyodo Printing Co., Ltd...................................   1,600   43,486
#   Kyoei Steel, Ltd..........................................   3,800   74,397
    Kyokuto Boeki Kaisha, Ltd.................................   4,000   15,990
    Kyokuto Kaihatsu Kogyo Co., Ltd...........................   5,500   90,182
    Kyokuto Securities Co., Ltd...............................   5,500   74,397
    Kyokuyo Co., Ltd..........................................   2,100   65,515
    KYORIN Holdings, Inc......................................   5,400  109,950
    Kyoritsu Maintenance Co., Ltd.............................   5,780  286,984
    Kyoritsu Printing Co., Ltd................................   3,900   13,092
    Kyosan Electric Manufacturing Co., Ltd....................   6,000   37,164
    Kyowa Electronic Instruments Co., Ltd.....................   5,000   19,301
    Kyowa Exeo Corp...........................................   9,800  265,557
    Kyowa Hakko Kirin Co., Ltd................................   2,400   45,601
    Kyowa Leather Cloth Co., Ltd..............................   1,700   15,408
    Kyudenko Corp.............................................   6,000  240,331
    Kyushu Electric Power Co., Inc............................  12,100  142,594
    Kyushu Financial Group, Inc...............................  72,350  370,638
    Kyushu Leasing Service Co., Ltd...........................   2,100   14,148
    Kyushu Railway Co.........................................   4,100  126,010
    LAC Co., Ltd..............................................   1,800   28,135
    Lacto Japan Co., Ltd......................................     600   34,671
#*  LAND Co., Ltd............................................. 139,400   16,226
*   Laox Co., Ltd.............................................   4,600   16,818
    Lasertec Corp.............................................   5,800  171,941
    Lawson, Inc...............................................   3,000  180,150
    LEC, Inc..................................................   2,700  115,861
    Leopalace21 Corp..........................................  67,000  368,158
    Life Corp.................................................   3,600   85,977
    LIFULL Co., Ltd...........................................   6,400   40,204
#   Like Co., Ltd.............................................   1,100   16,016
*   LINE Corp.................................................     600   26,212
    Linical Co., Ltd..........................................   1,100   24,487
    Link And Motivation, Inc..................................   4,700   53,360
    Lintec Corp...............................................   6,100  179,067
    Lion Corp.................................................   7,200  130,367
    LIXIL Group Corp..........................................  22,800  467,356
    Lonseal Corp..............................................     800   15,052
    Look Holdings, Inc........................................   2,600   31,921
*   M&A Capital Partners Co., Ltd.............................     900   56,748
    M3, Inc...................................................   6,600  251,666
    Mabuchi Motor Co., Ltd....................................   3,000  147,811
    Macnica Fuji Electronics Holdings, Inc....................   8,850  149,846
    Maeda Corp................................................  18,900  222,139
    Maeda Kosen Co., Ltd......................................   4,800   92,541
    Maeda Road Construction Co., Ltd..........................  11,700  226,334
    Maezawa Kasei Industries Co., Ltd.........................   2,300   25,657

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE>>
                                                               ------- --------
JAPAN -- (Continued)
    Maezawa Kyuso Industries Co., Ltd.........................   1,400 $ 26,740
    Makino Milling Machine Co., Ltd...........................  22,000  177,782
    Mamezou Holdings Co., Ltd.................................   3,800   34,864
    Mamiya-Op Co., Ltd........................................   1,100   10,332
    Mandom Corp...............................................   2,000   62,510
    Mani, Inc.................................................   1,200   51,719
    MarkLines Co., Ltd........................................   1,200   21,774
    Marubeni Corp.............................................  56,400  430,595
    Marubun Corp..............................................   3,300   24,522
    Marudai Food Co., Ltd.....................................  21,000   89,720
    Marufuji Sheet Piling Co., Ltd............................     400    9,656
    Maruha Nichiro Corp.......................................  10,800  401,801
    Marui Group Co., Ltd......................................  15,800  313,932
    Maruichi Steel Tube, Ltd..................................   2,900   99,922
    Maruka Machinery Co., Ltd.................................     900   16,532
#   Marumae Co., Ltd..........................................   1,200   12,862
    Marusan Securities Co., Ltd...............................   4,700   39,373
    Maruwa Co., Ltd...........................................   1,000   77,063
    Maruwa Unyu Kikan Co., Ltd................................   1,400   47,380
    Maruyama Manufacturing Co., Inc...........................     600    9,928
#*  Maruzen CHI Holdings Co., Ltd.............................   3,900   12,943
    Maruzen Co., Ltd..........................................   1,000   19,796
    Maruzen Showa Unyu Co., Ltd...............................  11,000   52,540
    Marvelous, Inc............................................   5,300   40,394
    Matsuda Sangyo Co., Ltd...................................   3,100   44,778
    Matsui Construction Co., Ltd..............................   3,000   25,545
    Matsui Securities Co., Ltd................................   7,400   73,826
    Matsumotokiyoshi Holdings Co., Ltd........................   5,500  238,527
    Matsuya Foods Co., Ltd....................................   2,000   66,037
    Max Co., Ltd..............................................   5,900   83,822
    Maxell Holdings, Ltd......................................   9,300  153,424
    Maxvalu Nishinihon Co., Ltd...............................     900   14,294
    Maxvalu Tokai Co., Ltd....................................   1,100   24,118
    Mazda Motor Corp..........................................  58,400  728,736
    McDonald's Holdings Co. Japan, Ltd........................   2,500  119,544
    MCJ Co., Ltd..............................................  15,800  116,795
    Mebuki Financial Group, Inc............................... 133,050  475,410
    MEC Co., Ltd..............................................   2,200   45,189
#   Media Do Holdings Co., Ltd................................   1,000   20,661
#*  Medical Data Vision Co., Ltd..............................   2,400   36,166
    Medical System Network Co., Ltd...........................   4,300   17,559
    Medipal Holdings Corp.....................................   6,000  122,000
    Medius Holdings Co., Ltd..................................   1,500   13,123
#   Megachips Corp............................................   3,700   84,490
    Megmilk Snow Brand Co., Ltd...............................  11,100  276,959
    Meidensha Corp............................................  41,000  154,303
    Meiji Electric Industries Co., Ltd........................   1,500   27,288
    Meiji Shipping Co., Ltd...................................   2,700    9,971
    Meiko Electronics Co., Ltd................................   4,600   96,214
#   Meiko Network Japan Co., Ltd..............................   5,300   53,596
    Meitec Corp...............................................   3,600  178,816
    Meito Sangyo Co., Ltd.....................................   1,400   22,252
    Meiwa Corp................................................   3,500   15,221
    Meiwa Estate Co., Ltd.....................................   4,900   30,037
    Melco Holdings, Inc.......................................   2,100   80,205
    Menicon Co., Ltd..........................................   5,200  133,913
#   Mercuria Investment Co., Ltd..............................   1,500   14,866
#   Mesco, Inc................................................     600    6,771
    METAWATER Co., Ltd........................................     900   26,490

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE>>
                                                             ------- ----------
JAPAN -- (Continued)
    Michinoku Bank, Ltd. (The)..............................   2,899 $   46,452
    Mie Kotsu Group Holdings, Inc...........................  12,100     63,561
    Mikuni Corp.............................................   5,200     28,943
    Milbon Co., Ltd.........................................   2,480    122,498
    Mimaki Engineering Co., Ltd.............................   3,700     30,376
    Mimasu Semiconductor Industry Co., Ltd..................   3,500     59,123
    Minebea Mitsumi, Inc....................................  35,490    636,943
    Ministop Co., Ltd.......................................   1,800     34,096
#   Mipox Corp..............................................   2,400     10,251
    Miraca Holdings, Inc....................................  12,500    363,277
    Miraial Co., Ltd........................................   1,700     17,343
#   Mirait Holdings Corp....................................  11,200    172,325
    Miroku Jyoho Service Co., Ltd...........................   2,000     48,284
    Misawa Homes Co., Ltd...................................   4,900     42,875
    MISUMI Group, Inc.......................................   7,600    194,171
    Mitani Corp.............................................   2,000     93,211
    Mitani Sangyo Co., Ltd..................................   2,900      9,040
    Mitani Sekisan Co., Ltd.................................   1,000     24,290
    Mito Securities Co., Ltd................................  11,600     40,583
    Mitsuba Corp............................................   7,900     68,224
    Mitsubishi Corp.........................................  39,300  1,098,554
    Mitsubishi Electric Corp................................ 112,800  1,532,582
    Mitsubishi Estate Co., Ltd..............................  39,800    690,634
    Mitsubishi Gas Chemical Co., Inc........................  15,500    346,316
    Mitsubishi Heavy Industries, Ltd........................  27,600  1,036,411
    Mitsubishi Kakoki Kaisha, Ltd...........................   1,100     20,506
    Mitsubishi Logisnext Co., Ltd...........................   8,300    102,459
#   Mitsubishi Logistics Corp...............................  10,600    242,499
    Mitsubishi Materials Corp...............................  18,100    514,722
    Mitsubishi Paper Mills, Ltd.............................   6,500     37,864
    Mitsubishi Pencil Co., Ltd..............................   4,400     84,937
    Mitsubishi Research Institute, Inc......................   1,400     54,038
    Mitsubishi Steel Manufacturing Co., Ltd.................   2,900     58,879
    Mitsubishi UFJ Financial Group, Inc..................... 448,600  2,752,998
    Mitsubishi UFJ Lease & Finance Co., Ltd.................  68,200    413,608
    Mitsuboshi Belting, Ltd.................................   7,000     86,616
    Mitsui & Co., Ltd.......................................  58,800    985,490
    Mitsui Chemicals, Inc...................................  20,800    560,209
*   Mitsui E&S Holdings Co., Ltd............................  15,800    226,365
    Mitsui Fudosan Co., Ltd.................................  15,600    373,023
#   Mitsui High-Tec, Inc....................................   3,800     49,018
    Mitsui Home Co., Ltd....................................   5,000     34,679
    Mitsui Matsushima Co., Ltd..............................   1,100     15,604
    Mitsui Mining & Smelting Co., Ltd.......................  12,800    506,953
    Mitsui OSK Lines, Ltd...................................  18,500    480,031
    Mitsui Sugar Co., Ltd...................................   2,500     75,886
*   Mitsui-Soko Holdings Co., Ltd...........................  23,000     72,984
    Mitsuuroko Group Holdings Co., Ltd......................   5,100     39,041
    Mixi, Inc...............................................  11,200    294,945
    Miyaji Engineering Group, Inc...........................   1,500     27,014
    Miyazaki Bank, Ltd. (The)...............................   2,800     85,001
    Miyoshi Oil & Fat Co., Ltd..............................     700      8,646
    Mizuho Financial Group, Inc............................. 697,299  1,212,108
    Mizuno Corp.............................................   2,300     75,595
#   Mobile Factory, Inc.....................................   1,400     22,017
    Modec, Inc..............................................   1,500     41,915
#   Molitec Steel Co., Ltd..................................   2,000     11,014
#   Monex Group, Inc........................................  32,100    160,013
    Monogatari Corp. (The)..................................     600     55,310

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE>>
                                                                ------ --------
JAPAN -- (Continued)
    MonotaRO Co., Ltd..........................................  4,900 $246,773
    MORESCO Corp...............................................  1,700   25,971
#   Mori-Gumi Co., Ltd.........................................  1,900    7,056
    Morinaga & Co., Ltd........................................  4,500  208,783
    Morinaga Milk Industry Co., Ltd............................  9,000  296,735
    Morita Holdings Corp.......................................  3,700   75,637
    Morito Co., Ltd............................................  3,500   29,325
    Morozoff, Ltd..............................................    500   30,095
*   Morpho, Inc................................................    500   12,839
    Mory Industries, Inc.......................................  1,200   36,870
    MrMax Holdings, Ltd........................................  3,800   21,876
    MS&AD Insurance Group Holdings, Inc........................ 19,400  594,216
    MTI, Ltd...................................................  5,800   32,308
    Mugen Estate Co., Ltd......................................  2,600   25,339
    Murakami Corp..............................................  1,000   27,277
    Murata Manufacturing Co., Ltd..............................  4,500  787,391
    Musashi Seimitsu Industry Co., Ltd.........................  6,400  217,868
    Musashino Bank, Ltd. (The).................................  6,000  185,630
    Muto Seiko Co..............................................    900    6,213
    Mutoh Holdings Co., Ltd....................................    200    4,281
*   Mynet, Inc.................................................  2,500   26,731
    N Field Co., Ltd...........................................  1,600   24,344
    Nabtesco Corp.............................................. 13,500  421,454
    NAC Co., Ltd...............................................  1,500   13,175
    Nachi-Fujikoshi Corp.......................................  3,900  182,514
    Nadex Co., Ltd.............................................  1,100   10,325
    Nafco Co., Ltd.............................................  1,700   27,879
#   Nagano Bank, Ltd. (The)....................................  1,800   29,788
    Nagano Keiki Co., Ltd......................................  2,200   26,189
    Nagase & Co., Ltd.......................................... 10,900  176,852
    Nagatanien Holdings Co., Ltd...............................  3,000   40,569
    Nagawa Co., Ltd............................................    900   37,063
    Nagoya Railroad Co., Ltd...................................  8,300  208,322
#   Naigai Tec Corp............................................    300    6,593
    Naigai Trans Line, Ltd.....................................  1,400   18,960
    Nakabayashi Co., Ltd.......................................  2,500   15,466
    Nakamoto Packs Co., Ltd....................................    400    7,077
*   Nakamura Choukou Co., Ltd..................................    300    5,839
    Nakamuraya Co., Ltd........................................    600   26,641
    Nakanishi, Inc.............................................  3,900   81,600
    Nakano Corp................................................  2,100   13,331
    Nakayama Steel Works, Ltd..................................  5,100   29,965
    Nakayamafuku Co., Ltd......................................  1,900   12,176
    Nakayo, Inc................................................  1,100   17,462
#   Namura Shipbuilding Co., Ltd............................... 10,100   47,748
    Nankai Electric Railway Co., Ltd...........................  7,300  200,713
    Nanto Bank, Ltd. (The).....................................  6,400  167,159
    Narasaki Sangyo Co., Ltd...................................  5,000   18,610
    Natori Co., Ltd............................................    800   13,246
    NDS Co., Ltd...............................................    900   45,210
    NEC Capital Solutions, Ltd.................................  2,400   40,639
    NEC Corp................................................... 25,500  708,411
    NEC Networks & System Integration Corp.....................  3,200   77,036
    NET One Systems Co., Ltd...................................  7,100  154,966
    Neturen Co., Ltd...........................................  7,600   70,983
*   New Japan Chemical Co., Ltd................................  5,200   10,935
#*  New Japan Radio Co., Ltd...................................  2,000   14,228
*   Nexon Co., Ltd.............................................  7,400  106,624
#   Nextage Co., Ltd...........................................  3,700   27,235

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE>>
                                                                ------ --------
JAPAN -- (Continued)
    Nexyz Group Corp...........................................  1,100 $ 16,849
    NGK Insulators, Ltd........................................ 26,000  456,600
    NGK Spark Plug Co., Ltd.................................... 16,600  479,353
    NH Foods, Ltd.............................................. 12,100  481,714
    NHK Spring Co., Ltd........................................ 47,800  478,109
    Nicca Chemical Co., Ltd....................................  1,900   22,482
#   Nice Holdings, Inc.........................................  1,400   16,769
    Nichia Steel Works, Ltd....................................  6,500   20,849
    Nichias Corp............................................... 29,000  359,045
    Nichiban Co., Ltd..........................................  1,500   40,309
    Nichicon Corp..............................................  9,100  114,326
    Nichiden Corp..............................................  2,000   37,277
    Nichiha Corp...............................................  5,600  206,110
    NichiiGakkan Co., Ltd...................................... 10,500  118,799
    Nichirei Corp.............................................. 15,400  358,004
    Nichireki Co., Ltd.........................................  4,300   48,225
    Nichirin Co., Ltd..........................................  2,210   48,038
    Nidec Corp.................................................  3,400  493,851
    Nidec Corp., Sponsored ADR.................................    776   28,142
#   Nifco, Inc.................................................  8,800  265,979
    Nihon Chouzai Co., Ltd.....................................  2,100   55,816
#   Nihon Dempa Kogyo Co., Ltd.................................  3,900   18,378
    Nihon Dengi Co., Ltd.......................................    600   14,943
    Nihon Denkei Co., Ltd......................................    900   13,810
#   Nihon Eslead Corp..........................................  1,200   18,825
    Nihon Flush Co., Ltd.......................................    800   16,977
#   Nihon House Holdings Co., Ltd..............................  9,000   47,285
    Nihon Kagaku Sangyo Co., Ltd...............................  1,800   22,574
    Nihon Kohden Corp..........................................  6,800  183,797
    Nihon M&A Center, Inc......................................  6,000  160,110
#   Nihon Nohyaku Co., Ltd.....................................  9,800   59,614
    Nihon Parkerizing Co., Ltd................................. 12,300  182,729
    Nihon Plast Co., Ltd.......................................  3,800   35,167
    Nihon Tokushu Toryo Co., Ltd...............................  1,400   29,094
    Nihon Unisys, Ltd.......................................... 16,300  376,249
    Nihon Yamamura Glass Co., Ltd.............................. 16,000   27,745
    Nikkiso Co., Ltd...........................................  8,400   88,264
    Nikko Co., Ltd.............................................  1,000   24,033
    Nikkon Holdings Co., Ltd................................... 11,700  317,125
    Nikon Corp................................................. 12,300  207,636
    Nippi, Inc.................................................    400   14,141
    Nippo Corp................................................. 10,900  205,279
    Nippon Air Conditioning Services Co., Ltd..................  3,800   28,312
    Nippon Aqua Co., Ltd.......................................  4,900   15,961
    Nippon Beet Sugar Manufacturing Co., Ltd...................  2,000   41,989
    Nippon Carbide Industries Co., Inc.........................  1,700   30,180
    Nippon Chemical Industrial Co., Ltd........................  1,799   69,675
    Nippon Chemi-Con Corp......................................  2,600   91,004
    Nippon Chemiphar Co., Ltd..................................    500   20,736
    Nippon Coke & Engineering Co., Ltd......................... 29,300   30,979
    Nippon Commercial Development Co., Ltd.....................  1,700   28,214
#   Nippon Concept Corp........................................  1,000   12,224
    Nippon Concrete Industries Co., Ltd........................  8,800   26,495
#   Nippon Denko Co., Ltd...................................... 19,900   59,279
    Nippon Densetsu Kogyo Co., Ltd.............................  3,400   70,154
    Nippon Electric Glass Co., Ltd............................. 11,300  365,220
    Nippon Express Co., Ltd....................................  7,900  517,126
    Nippon Filcon Co., Ltd.....................................  1,500    8,215
    Nippon Fine Chemical Co., Ltd..............................  2,700   33,392

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE>>
                                                               ------- --------
JAPAN -- (Continued)
    Nippon Flour Mills Co., Ltd...............................  10,500 $177,622
    Nippon Gas Co., Ltd.......................................   6,400  310,282
    Nippon Hume Corp..........................................   4,000   33,050
    Nippon Kanzai Co., Ltd....................................     700   13,482
    Nippon Kinzoku Co., Ltd...................................   1,500   27,344
#   Nippon Kodoshi Corp.......................................   1,600   43,417
    Nippon Koei Co., Ltd......................................   2,200   60,571
    Nippon Koshuha Steel Co., Ltd.............................   2,000   14,288
    Nippon Light Metal Holdings Co., Ltd...................... 124,300  280,800
    Nippon Paint Holdings Co., Ltd............................   7,700  336,506
    Nippon Paper Industries Co., Ltd..........................  19,900  326,033
    Nippon Parking Development Co., Ltd.......................  20,100   31,826
    Nippon Pillar Packing Co., Ltd............................   3,700   50,467
    Nippon Piston Ring Co., Ltd...............................   1,500   29,531
    Nippon Road Co., Ltd. (The)...............................   1,600   86,088
    Nippon Seiki Co., Ltd.....................................   9,000  188,847
    Nippon Seisen Co., Ltd....................................   1,000   42,563
*   Nippon Sharyo, Ltd........................................  22,000   59,568
    Nippon Sheet Glass Co., Ltd...............................  15,700  164,356
    Nippon Shokubai Co., Ltd..................................   2,500  178,739
    Nippon Signal Co., Ltd....................................   8,800   85,024
    Nippon Soda Co., Ltd......................................  23,000  135,133
    Nippon Steel & Sumikin Bussan Corp........................   2,600  133,568
    Nippon Steel & Sumitomo Metal Corp........................  36,340  724,738
    Nippon Suisan Kaisha, Ltd.................................  80,700  396,914
#   Nippon Systemware Co., Ltd................................   1,400   25,407
    Nippon Telegraph & Telephone Corp.........................  10,000  462,535
    Nippon Thompson Co., Ltd..................................  10,800   79,138
    Nippon Valqua Industries, Ltd.............................   3,600  118,872
    Nippon View Hotel Co., Ltd................................   1,000   12,487
    Nippon Yakin Kogyo Co., Ltd...............................   8,600   28,968
    Nippon Yusen K.K..........................................  26,100  503,351
    Nishikawa Rubber Co., Ltd.................................     400    8,427
    Nishimatsu Construction Co., Ltd..........................  10,100  288,876
#   Nishimatsuya Chain Co., Ltd...............................   4,500   48,605
    Nishi-Nippon Financial Holdings, Inc......................  25,000  298,704
    Nishi-Nippon Railroad Co., Ltd............................   7,600  200,183
    Nishio Rent All Co., Ltd..................................   4,900  155,432
    Nissan Shatai Co., Ltd....................................  14,400  135,572
    Nissan Tokyo Sales Holdings Co., Ltd......................   4,900   15,151
#   Nissei ASB Machine Co., Ltd...............................   1,500   81,321
    Nissei Build Kogyo Co., Ltd...............................   7,000   74,507
    Nissei Plastic Industrial Co., Ltd........................   2,700   30,844
#   Nissha Co., Ltd...........................................   5,100  105,635
    Nisshin Fudosan Co........................................   6,400   39,505
    Nisshin Oillio Group, Ltd. (The)..........................   5,600  155,748
    Nisshin Seifun Group, Inc.................................   1,040   20,379
    Nisshin Steel Co., Ltd....................................   9,800  137,823
    Nisshinbo Holdings, Inc...................................  29,112  320,325
    Nissin Corp...............................................   2,800   64,287
    Nissin Electric Co., Ltd..................................   9,100   78,839
    Nissin Kogyo Co., Ltd.....................................   8,000  137,112
    Nissin Sugar Co., Ltd.....................................   2,500   48,694
    Nissui Pharmaceutical Co., Ltd............................   2,600   31,990
    Nitori Holdings Co., Ltd..................................   1,300  195,919
    Nitta Corp................................................   2,000   79,091
    Nitta Gelatin, Inc........................................   3,200   23,258
    Nittan Valve Co., Ltd.....................................   4,000   12,760
    Nittetsu Mining Co., Ltd..................................   1,100   52,843

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE>>
                                                             ------- ----------
JAPAN -- (Continued)
    Nitto Boseki Co., Ltd...................................   4,800 $  119,352
    Nitto Denko Corp........................................   4,000    290,224
#   Nitto FC Co., Ltd.......................................   3,400     23,942
    Nitto Fuji Flour Milling Co., Ltd.......................     300     13,947
    Nitto Kogyo Corp........................................   3,700     63,624
    Nitto Kohki Co., Ltd....................................   2,400     56,855
    Nitto Seiko Co., Ltd....................................   4,900     32,514
    Nittoc Construction Co., Ltd............................   6,700     42,610
    Nittoku Engineering Co., Ltd............................   2,700     74,411
    NJS Co., Ltd............................................   1,500     24,034
    nms Holdings Co.........................................   3,600     20,524
    Noda Corp...............................................   2,000     21,014
    Noevir Holdings Co., Ltd................................     700     46,057
    NOF Corp................................................   9,000    296,618
    Nohmi Bosai, Ltd........................................   2,600     51,979
    Nojima Corp.............................................   7,400    152,024
    NOK Corp................................................  16,000    321,651
#   Nomura Co., Ltd.........................................   4,000     85,394
    Nomura Holdings, Inc.................................... 180,100    853,927
    Nomura Real Estate Holdings, Inc........................  18,200    397,266
    Nomura Research Institute, Ltd..........................   3,663    176,034
    Noritake Co., Ltd.......................................   1,900    103,928
#   Noritsu Koki Co., Ltd...................................   4,500     85,641
    Noritz Corp.............................................   6,000    101,101
    North Pacific Bank, Ltd.................................  53,300    191,904
    Nozawa Corp.............................................   2,000     22,211
    NS Solutions Corp.......................................   5,400    142,699
    NS Tool Co., Ltd........................................     400     10,536
    NS United Kaiun Kaisha, Ltd.............................   2,200     45,623
    NSD Co., Ltd............................................   3,400     73,119
    NSK, Ltd................................................  41,200    449,977
    NTN Corp................................................ 103,800    458,234
    NTT Data Corp...........................................  17,200    195,920
    NTT DOCOMO, Inc.........................................  75,000  1,930,869
    NTT Urban Development Corp..............................   7,300     75,435
    NuFlare Technology, Inc.................................   1,000     61,544
    OAK Capital Corp........................................  18,800     34,976
    Oat Agrio Co., Ltd......................................     600     19,643
    Obara Group, Inc........................................   2,000    117,751
    Obayashi Corp...........................................  67,600    705,755
    Obic Co., Ltd...........................................   1,300    111,679
    Odakyu Electric Railway Co., Ltd........................   7,999    169,425
    Odelic Co., Ltd.........................................     700     27,415
    Ogaki Kyoritsu Bank, Ltd. (The).........................   6,900    180,641
    Ohashi Technica, Inc....................................   1,900     30,013
#   Ohba Co., Ltd...........................................   3,200     17,990
    Ohsho Food Service Corp.................................   2,100    124,727
    Oiles Corp..............................................   2,440     50,306
    Oita Bank, Ltd. (The)...................................   1,700     60,021
    Oji Holdings Corp.......................................  99,000    587,424
    Okabe Co., Ltd..........................................   7,600     74,646
#   Okada Aiyon Corp........................................     800     11,955
    Okamoto Machine Tool Works, Ltd.........................   1,100     36,443
    Okamura Corp............................................   4,600     66,382
    Okasan Securities Group, Inc............................  23,000    109,791
    Oki Electric Industry Co., Ltd..........................  15,500    189,515
    Okinawa Cellular Telephone Co...........................   1,900     72,846
    Okinawa Electric Power Co., Inc. (The)..................   4,593    100,052
    OKK Corp................................................   1,800     18,127

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE>>
                                                             ------- ----------
JAPAN -- (Continued)
    OKUMA Corp..............................................   3,400 $  191,985
    Okumura Corp............................................   5,800    190,635
    Okura Industrial Co., Ltd...............................   1,600     37,409
    Okuwa Co., Ltd..........................................   5,000     50,296
#   Omikenshi Co., Ltd......................................   9,000      7,430
    Omron Corp..............................................  10,000    452,586
    Ono Pharmaceutical Co., Ltd.............................   3,200     75,614
    ONO Sokki Co., Ltd......................................   3,200     24,489
#   Onoken Co., Ltd.........................................   3,300     56,815
    Onward Holdings Co., Ltd................................  25,200    171,611
    Ootoya Holdings Co., Ltd................................     600     11,852
*   Open Door, Inc..........................................   1,200     23,029
    Open House Co., Ltd.....................................   4,100    224,821
#   OPT Holding, Inc........................................   2,100     45,924
#   Optex Group Co., Ltd....................................   3,000     88,385
#*  Optim Corp..............................................     600     16,899
    Oracle Corp.............................................   1,300    109,115
    Organo Corp.............................................   1,800     46,891
#   Orient Corp.............................................  83,000    115,960
    Oriental Land Co., Ltd..................................   2,900    315,331
    Origin Electric Co., Ltd................................   1,400     28,608
    ORIX Corp............................................... 103,300  1,673,201
    Osaka Gas Co., Ltd......................................   9,400    180,905
    Osaka Organic Chemical Industry, Ltd....................   3,500     46,752
    Osaka Soda Co., Ltd.....................................   1,800     53,399
    Osaka Steel Co., Ltd....................................   2,600     48,242
    OSAKA Titanium Technologies Co., Ltd....................   4,000     57,782
    Osaki Electric Co., Ltd.................................   8,000     58,091
    OSG Corp................................................  14,700    330,750
    OSJB Holdings Corp......................................  15,200     37,601
    Otsuka Corp.............................................   2,800    109,208
    Otsuka Holdings Co., Ltd................................   1,300     60,034
#   Otsuka Kagu, Ltd........................................   1,700      5,741
#   OUG Holdings, Inc.......................................     500     12,572
    Outsourcing, Inc........................................  10,900    235,154
    Oyo Corp................................................   4,800     59,927
    Pacific Industrial Co., Ltd.............................   9,300    152,509
#*  Pacific Metals Co., Ltd.................................   1,000     28,826
    Pack Corp. (The)........................................   1,600     50,913
    PAL GROUP Holdings Co., Ltd.............................   2,900     68,359
    PALTAC Corp.............................................   4,300    227,292
#   PAPYLESS Co., Ltd.......................................     700     12,183
    Paraca, Inc.............................................   1,500     35,962
    Paramount Bed Holdings Co., Ltd.........................   2,400    101,674
    Parco Co., Ltd..........................................   3,700     41,984
    Paris Miki Holdings, Inc................................   3,400     15,142
    Park24 Co., Ltd.........................................   8,000    224,487
    Parker Corp.............................................   3,000     14,824
*   Pasco Corp..............................................   4,000     10,236
    Pasona Group, Inc.......................................   4,200     71,597
    PC Depot Corp...........................................   7,800     37,844
    Pegasus Sewing Machine Manufacturing Co., Ltd...........   1,500     13,791
    Penta-Ocean Construction Co., Ltd.......................  69,600    438,543
#   Pepper Food Service Co., Ltd............................   1,600     58,629
    Persol Holdings Co., Ltd................................   6,200    135,149
    PIA Corp................................................     900     44,337
    Pickles Corp............................................     700     13,919
    Pigeon Corp.............................................   6,800    327,332
    Pilot Corp..............................................   4,600    265,578

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE>>
                                                               ------- --------
JAPAN -- (Continued)
    Piolax, Inc...............................................   4,100 $ 99,642
#*  Pioneer Corp..............................................  55,300   75,269
#   Plenus Co., Ltd...........................................   3,900   63,054
    Pola Orbis Holdings, Inc..................................   2,400   93,006
    Poletowin Pitcrew Holdings, Inc...........................   1,300   30,931
    Press Kogyo Co., Ltd......................................  13,900   87,843
    Pressance Corp............................................   9,100  138,515
    Prestige International, Inc...............................   4,500   52,496
    Prima Meat Packers, Ltd...................................  36,000  181,008
    Pronexus, Inc.............................................   1,800   21,001
    Pro-Ship, Inc.............................................     500   11,095
    Prospect Co., Ltd......................................... 125,000   52,635
    Proto Corp................................................   1,800   22,145
    PS Mitsubishi Construction Co., Ltd.......................   8,000   43,384
    Punch Industry Co., Ltd...................................   4,300   41,361
    Qol Co., Ltd..............................................   5,700   93,897
    Quick Co., Ltd............................................   1,500   24,027
    Raito Kogyo Co., Ltd......................................   8,000   87,767
    Rakus Co., Ltd............................................     800   12,811
    Rakuten, Inc.............................................. 110,700  780,385
    Rasa Corp.................................................   1,700   15,236
    Rasa Industries, Ltd......................................   2,100   53,809
#   Raysum Co., Ltd...........................................   2,700   42,274
#   RECOMM Co., Ltd...........................................   7,800   17,598
    Recruit Holdings Co., Ltd.................................  20,000  548,029
    Relia, Inc................................................   3,600   52,090
    Relo Group, Inc...........................................   9,200  249,200
    Renaissance, Inc..........................................   2,600   56,153
    Renesas Easton Co., Ltd...................................   4,100   20,244
*   Renesas Electronics Corp..................................  16,400  146,550
    Rengo Co., Ltd............................................  34,700  317,324
*   Renown, Inc...............................................  17,300   21,428
    Resol Holdings Co., Ltd...................................     300   11,682
    Resona Holdings, Inc......................................  73,700  419,185
    Resorttrust, Inc..........................................   7,100  130,230
#   Retail Partners Co., Ltd..................................   2,500   34,252
    Rheon Automatic Machinery Co., Ltd........................   2,500   41,955
    Rhythm Watch Co., Ltd.....................................   1,300   24,371
    Riberesute Corp...........................................   1,300   10,904
    Ricoh Co., Ltd............................................  61,300  598,446
    Ricoh Leasing Co., Ltd....................................   2,800   91,585
    Ride On Express Holdings Co., Ltd.........................   1,500   23,053
#   Right On Co., Ltd.........................................   4,200   41,050
    Riken Corp................................................   1,700   93,129
    Riken Keiki Co., Ltd......................................   1,300   28,168
    Riken Technos Corp........................................   8,700   44,220
    Riken Vitamin Co., Ltd....................................   1,700   64,622
#   Ringer Hut Co., Ltd.......................................   2,500   53,567
    Rinnai Corp...............................................   1,800  155,890
    Rion Co., Ltd.............................................   1,000   22,551
    Riso Kagaku Corp..........................................   2,100   43,644
    Riso Kyoiku Co., Ltd......................................   2,800   21,795
    Rix Corp..................................................     800   13,799
    Rock Field Co., Ltd.......................................   1,700   27,988
    Rohm Co., Ltd.............................................   5,500  468,783
    Rohto Pharmaceutical Co., Ltd.............................   7,200  216,534
    Rokko Butter Co., Ltd.....................................   3,200   66,482
    Roland DG Corp............................................   2,700   63,096
#   Rorze Corp................................................   2,300   47,043

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE>>
                                                                ------ --------
JAPAN -- (Continued)
    Round One Corp............................................. 13,000 $193,571
    Royal Holdings Co., Ltd....................................  5,300  140,187
    RS Technologies Co., Ltd...................................    600   36,335
*   RVH, Inc...................................................  3,800   11,029
    Ryobi, Ltd.................................................  5,300  177,164
    Ryoden Corp................................................  2,500   39,431
    Ryohin Keikaku Co., Ltd....................................  1,000  320,964
    Ryosan Co., Ltd............................................  3,500  132,263
    Ryoyo Electro Corp.........................................  3,700   59,534
    S Foods, Inc...............................................  2,100   82,613
    S LINE Co., Ltd............................................  1,300   13,438
    Sac's Bar Holdings, Inc....................................  4,300   37,407
    Saibu Gas Co., Ltd.........................................  3,900  103,578
    Saison Information Systems Co., Ltd........................    800    9,605
    Sakai Chemical Industry Co., Ltd...........................  2,000   56,063
    Sakai Moving Service Co., Ltd..............................  2,000  105,844
    Sakai Ovex Co., Ltd........................................  1,500   34,413
    Sakata INX Corp............................................  6,800   97,977
    Sakura Internet, Inc.......................................  2,600   17,404
    Sala Corp.................................................. 11,500   72,718
    SAMTY Co., Ltd.............................................  5,300   93,784
    San Holdings, Inc..........................................    800   17,481
*   San ju San Financial Group, Inc............................  3,450   66,523
    San-A Co., Ltd.............................................  2,400  110,358
    San-Ai Oil Co., Ltd........................................  9,200  118,080
*   Sanden Holdings Corp.......................................  4,600   61,081
    Sanei Architecture Planning Co., Ltd.......................  2,800   49,655
    Sangetsu Corp..............................................  4,100   78,822
    San-In Godo Bank, Ltd. (The)............................... 28,200  264,965
#*  Sanix, Inc.................................................  7,600   25,209
    Sanken Electric Co., Ltd................................... 33,000  179,532
    Sanki Engineering Co., Ltd.................................  8,100   83,172
#   Sanko Gosei, Ltd...........................................  4,500   20,025
#   Sanko Metal Industrial Co., Ltd............................    800   25,420
    Sankyo Frontier Co., Ltd...................................    600   18,192
    Sankyo Seiko Co., Ltd......................................  8,500   36,691
    Sankyo Tateyama, Inc.......................................  5,800   73,674
    Sankyu, Inc................................................  9,200  484,849
    Sanoh Industrial Co., Ltd..................................  3,500   22,835
    Sansei Landic Co., Ltd.....................................  2,000   21,146
#   Sansei Technologies, Inc...................................  1,400   20,497
    Sansha Electric Manufacturing Co., Ltd.....................  1,700   20,535
    Sanshin Electronics Co., Ltd...............................  3,200   55,995
    Santen Pharmaceutical Co., Ltd.............................  8,600  143,848
    Sanwa Holdings Corp........................................ 24,500  278,664
    Sanyei Corp................................................    500   18,119
    Sanyo Chemical Industries, Ltd.............................  2,300  106,528
    Sanyo Denki Co., Ltd.......................................  1,000   54,798
    Sanyo Electric Railway Co., Ltd............................  1,800   44,508
#   Sanyo Engineering & Construction, Inc......................  2,300   18,420
    Sanyo Housing Nagoya Co., Ltd..............................  2,500   27,100
#   Sanyo Shokai, Ltd..........................................  2,199   40,090
#   Sanyo Special Steel Co., Ltd...............................  4,300  111,396
    Sanyo Trading Co., Ltd.....................................  2,400   44,423
    Sata Construction Co., Ltd.................................  3,000   12,747
    Sato Holdings Corp.........................................  5,100  149,296
    Sato Shoji Corp............................................  2,000   23,655
#   Satori Electric Co., Ltd...................................  3,200   26,393
    Sawada Holdings Co., Ltd...................................  3,300   29,754

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE>>
                                                              ------ ----------
JAPAN -- (Continued)
    Sawai Pharmaceutical Co., Ltd............................  7,500 $  354,566
    Saxa Holdings, Inc.......................................  1,300     27,776
    SBI Holdings, Inc........................................ 26,200    715,239
    SBS Holdings, Inc........................................  6,000     71,559
    Scala, Inc...............................................  3,000     28,909
    SCREEN Holdings Co., Ltd.................................  3,800    277,233
    Scroll Corp..............................................  4,300     22,388
    SCSK Corp................................................  5,200    245,877
    SEC Carbon, Ltd..........................................    200     21,937
    Secom Joshinetsu Co., Ltd................................    400     12,533
#   Seed Co., Ltd............................................  3,600     69,355
    Seibu Electric & Machinery Co., Ltd......................  1,200     13,322
    Seibu Electric Industry Co., Ltd.........................  1,100     37,997
    Seibu Holdings, Inc...................................... 23,000    388,132
    Seika Corp...............................................    100      2,132
*   Seikitokyu Kogyo Co., Ltd................................  7,400     48,619
    Seiko Epson Corp......................................... 30,200    545,191
    Seiko Holdings Corp......................................  7,499    164,964
    Seiko PMC Corp...........................................  1,300     12,372
    Seino Holdings Co., Ltd.................................. 16,500    288,181
    Seiren Co., Ltd..........................................  7,800    140,025
    Sekisui Chemical Co., Ltd................................ 42,300    757,113
#   Sekisui House, Ltd....................................... 40,200    685,229
    Sekisui Jushi Corp.......................................  3,300     59,480
    Sekisui Plastics Co., Ltd................................  5,000     46,042
    Senko Group Holdings Co., Ltd............................ 24,500    192,819
    Senshu Electric Co., Ltd.................................  1,900     56,919
    Senshu Ikeda Holdings, Inc............................... 40,800    145,072
*   Senshukai Co., Ltd.......................................  8,300     39,147
    Septeni Holdings Co., Ltd................................ 16,100     25,978
#   Seria Co., Ltd...........................................  3,700    169,996
    Seven & I Holdings Co., Ltd.............................. 43,700  1,784,702
    Seven Bank, Ltd.......................................... 99,100    299,977
#   Shibaura Electronics Co., Ltd............................  1,900     80,608
    Shibaura Mechatronics Corp............................... 12,000     41,398
    Shibusawa Warehouse Co., Ltd. (The)......................  1,400     20,927
    Shibuya Corp.............................................  3,900    125,434
    Shidax Corp..............................................  6,100     22,339
*   SHIFT, Inc...............................................  1,400     60,389
    Shiga Bank, Ltd. (The)................................... 41,000    217,338
    Shikibo, Ltd.............................................  1,500     17,744
    Shikoku Bank, Ltd. (The).................................  7,500     96,386
    Shikoku Chemicals Corp...................................  5,000     71,436
    Shikoku Electric Power Co., Inc.......................... 14,900    199,149
    Shima Seiki Manufacturing, Ltd...........................  2,300    125,094
    Shimachu Co., Ltd........................................  5,800    184,321
    Shimamura Co., Ltd.......................................  2,400    224,583
    Shimane Bank, Ltd. (The).................................    900     10,159
    Shimano, Inc.............................................    900    129,787
#   Shimizu Bank, Ltd. (The).................................  1,900     36,494
    Shimizu Corp............................................. 55,200    577,745
*   Shin Nippon Biomedical Laboratories, Ltd.................  6,300     28,269
    Shinagawa Refractories Co., Ltd..........................  1,200     47,013
    Shindengen Electric Manufacturing Co., Ltd...............  2,200    104,822
    Shin-Etsu Chemical Co., Ltd..............................  5,900    596,853
    Shin-Etsu Polymer Co., Ltd...............................  5,600     50,487
#*  Shinkawa, Ltd............................................  3,800     30,351
    Shin-Keisei Electric Railway Co., Ltd....................    500      9,736
    Shinko Electric Industries Co., Ltd...................... 14,400    138,035

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE>>
                                                              ------ ----------
JAPAN -- (Continued)
    Shinko Plantech Co., Ltd.................................  9,300 $   87,774
    Shinko Shoji Co., Ltd....................................  3,300     49,710
    Shinmaywa Industries, Ltd................................  8,800    106,521
    Shinnihon Corp...........................................  6,200     78,514
    Shinoken Group Co., Ltd..................................  7,200    127,017
    Shinsei Bank, Ltd........................................  9,300    146,476
    Shinsho Corp.............................................    900     26,383
    Shinwa Co., Ltd..........................................  1,600     35,388
    Ship Healthcare Holdings, Inc............................  8,800    342,177
    Shiseido Co., Ltd........................................  9,800    721,970
#   Shizuki Electric Co., Inc................................  3,200     23,078
    Shizuoka Bank, Ltd. (The)................................ 23,600    218,123
    Shizuoka Gas Co., Ltd.................................... 12,100    112,871
    Shobunsha Publications, Inc..............................  3,000     19,768
#   Shoei Co., Ltd...........................................  1,400     59,917
    Shoei Foods Corp.........................................  2,200     76,232
    Shofu, Inc...............................................  2,600     31,777
*   Shoko Co., Ltd...........................................  1,400     11,400
    Showa Aircraft Industry Co., Ltd.........................    800      8,443
    Showa Corp............................................... 11,700    196,781
    Showa Denko K.K.......................................... 21,700  1,035,005
    Showa Sangyo Co., Ltd....................................  3,400     89,633
    Showa Shell Sekiyu K.K................................... 20,500    336,455
    Showa Shinku Co., Ltd....................................    700     11,638
    Sigma Koki Co., Ltd......................................    700     12,485
#   Siix Corp................................................  6,300    143,983
    Sinanen Holdings Co., Ltd................................  1,700     42,146
    Sinfonia Technology Co., Ltd............................. 22,000     77,043
    Sinko Industries, Ltd....................................  2,600     47,924
    Sintokogio, Ltd..........................................  9,700     89,782
    SK Kaken Co., Ltd........................................  1,000     93,130
    SK-Electronics Co., Ltd..................................  2,100     35,170
    SKY Perfect JSAT Holdings, Inc........................... 30,000    143,243
#   Skylark Holdings Co., Ltd................................ 18,000    261,789
    SMC Corp.................................................    700    237,201
    SMK Corp................................................. 11,000     31,360
#   SMS Co., Ltd.............................................  9,200    187,268
    SNT Corp.................................................  8,200     32,456
    Soda Nikka Co., Ltd......................................  4,200     25,633
    Sodick Co., Ltd..........................................  9,000     82,192
    Soft99 Corp..............................................    800      8,286
    SoftBank Group Corp...................................... 47,300  3,950,600
#   Softbank Technology Corp.................................  1,200     21,410
    Softbrain Co., Ltd.......................................  2,500     10,582
    Softcreate Holdings Corp.................................    800     12,492
#   Software Service, Inc....................................    100      7,128
    Sogo Medical Co., Ltd....................................  5,100    100,578
    Sohgo Security Services Co., Ltd.........................  3,700    169,713
    Soken Chemical & Engineering Co., Ltd....................  1,100     20,082
    Solasto Corp.............................................  2,100     20,247
#   Soliton Systems K.K......................................  2,100     21,225
    Sompo Holdings, Inc...................................... 10,200    414,570
    Soshin Electric Co., Ltd.................................  2,500     11,589
    Sotetsu Holdings, Inc....................................  4,900    151,610
    Sotoh Co., Ltd...........................................  1,100     10,022
#   Sourcenext Corp..........................................  7,600     58,239
    Space Co., Ltd...........................................  1,890     24,119
    Sparx Group Co., Ltd..................................... 18,000     42,286
    SPK Corp.................................................    600     14,484

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE>>
                                                              ------ ----------
JAPAN -- (Continued)
    Square Enix Holdings Co., Ltd............................  3,800 $  179,661
    SRA Holdings.............................................  2,100     61,001
    Srg Takamiya Co., Ltd....................................  4,700     29,935
    St Marc Holdings Co., Ltd................................  3,200     77,913
    Stanley Electric Co., Ltd................................  9,700    341,147
    Star Mica Co., Ltd.......................................  2,200     44,655
    Star Micronics Co., Ltd..................................  4,400     79,211
    Start Today Co., Ltd.....................................  7,600    305,683
    Starts Corp., Inc........................................  7,500    173,943
    Starzen Co., Ltd.........................................  1,100     58,645
    St-Care Holding Corp.....................................  2,700     16,829
    Stella Chemifa Corp......................................  2,100     65,455
    Step Co., Ltd............................................    700     10,126
#   Strike Co., Ltd..........................................    800     26,744
    Studio Alice Co., Ltd....................................  2,100     48,460
#   Subaru Enterprise Co., Ltd...............................    400     22,122
    Sugi Holdings Co., Ltd...................................  2,300    123,414
    Sugimoto & Co., Ltd......................................  1,900     33,234
    SUMCO Corp............................................... 13,900    297,415
#   Sumida Corp..............................................  7,000     75,485
    Suminoe Textile Co., Ltd.................................    800     22,191
    Sumiseki Holdings, Inc................................... 13,600     17,692
    Sumitomo Corp............................................ 31,900    525,289
    Sumitomo Densetsu Co., Ltd...............................  2,700     46,745
    Sumitomo Electric Industries, Ltd........................ 81,900  1,259,879
    Sumitomo Forestry Co., Ltd............................... 31,200    509,493
    Sumitomo Heavy Industries, Ltd........................... 17,700    616,645
    Sumitomo Metal Mining Co., Ltd...........................  7,900    283,979
    Sumitomo Mitsui Construction Co., Ltd.................... 40,320    316,163
    Sumitomo Mitsui Financial Group, Inc..................... 38,700  1,535,915
    Sumitomo Mitsui Trust Holdings, Inc...................... 13,500    536,242
    Sumitomo Osaka Cement Co., Ltd........................... 78,000    371,916
    Sumitomo Precision Products Co., Ltd.....................  6,000     20,179
    Sumitomo Realty & Development Co., Ltd................... 18,000    659,509
    Sumitomo Riko Co., Ltd...................................  8,400     93,899
    Sumitomo Rubber Industries, Ltd.......................... 40,525    671,641
    Sumitomo Seika Chemicals Co., Ltd........................  2,200    109,919
    Sumitomo Warehouse Co., Ltd. (The)....................... 19,000    122,824
    Sun Frontier Fudousan Co., Ltd...........................  6,200     74,617
    Suncall Corp.............................................  3,600     22,874
    Sundrug Co., Ltd.........................................  2,400     96,127
    Suntory Beverage & Food, Ltd.............................  3,700    157,402
    Sun-Wa Technos Corp......................................  1,900     26,714
    Suruga Bank, Ltd......................................... 27,400    245,495
    Suzuken Co., Ltd.........................................  6,050    264,933
    Suzuki Co., Ltd..........................................  1,100      9,150
    SWCC Showa Holdings Co., Ltd.............................  4,300     28,129
    Sysmex Corp..............................................  2,600    246,548
    Systena Corp.............................................  8,400    102,727
    Syuppin Co., Ltd.........................................  1,900     31,171
    T Hasegawa Co., Ltd......................................  4,600    100,035
    T RAD Co., Ltd...........................................  1,500     43,561
    T&D Holdings, Inc........................................ 41,100    614,119
    T&K Toka Co., Ltd........................................  4,100     47,257
    Tachibana Eletech Co., Ltd...............................  3,480     60,476
#   Tachikawa Corp...........................................  1,800     22,048
    Tachi-S Co., Ltd.........................................  4,900     82,274
    Tadano, Ltd..............................................  8,700    113,427
    Taihei Dengyo Kaisha, Ltd................................  2,900     74,805

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE>>
                                                              ------ ----------
JAPAN -- (Continued)
    Taiheiyo Cement Corp..................................... 17,600 $  556,121
    Taiheiyo Kouhatsu, Inc...................................  2,400     21,123
    Taiho Kogyo Co., Ltd.....................................  3,300     37,112
    Taikisha, Ltd............................................  1,200     34,824
    Taiko Bank, Ltd. (The)...................................  1,300     26,449
    Taisei Corp.............................................. 10,500    583,948
    Taisei Lamick Co., Ltd...................................    900     25,312
    Taisei Oncho Co., Ltd....................................  1,100     22,765
    Taisho Pharmaceutical Holdings Co., Ltd..................  2,000    226,561
    Taiyo Holdings Co., Ltd..................................  1,900     81,998
    Taiyo Yuden Co., Ltd..................................... 22,500    672,935
    Takachiho Koheki Co., Ltd................................  1,900     20,287
    Takagi Seiko Corp........................................    300      7,599
    Takamatsu Construction Group Co., Ltd....................    500     15,007
    Takamatsu Machinery Co., Ltd.............................    900      9,493
    Takano Co., Ltd..........................................  2,300     22,557
#   Takaoka Toko Co., Ltd....................................  2,000     31,486
    Takara Leben Co., Ltd.................................... 27,900     94,972
    Takara Printing Co., Ltd.................................  1,000     17,105
    Takara Standard Co., Ltd.................................  5,900    104,876
    Takasago International Corp..............................  2,600     88,986
    Takasago Thermal Engineering Co., Ltd....................  5,100    100,220
    Takashima & Co., Ltd.....................................    600     11,460
    Takashimaya Co., Ltd..................................... 35,000    293,125
#   Take And Give Needs Co., Ltd.............................  3,100     46,229
    TAKEBISHI Corp...........................................  1,400     21,359
    Takeei Corp..............................................  3,700     34,611
    Takemoto Yohki Co., Ltd..................................    800     22,083
    Takeuchi Manufacturing Co., Ltd..........................  7,300    171,020
    Taki Chemical Co., Ltd...................................    300     12,746
    Takihyo Co., Ltd.........................................  1,500     31,544
    Takisawa Machine Tool Co., Ltd...........................  1,800     29,286
    Takuma Co., Ltd..........................................  9,500    116,454
    Tama Home Co., Ltd.......................................  4,700     44,630
    Tamron Co., Ltd..........................................  2,900     54,619
    Tamura Corp..............................................  9,400     62,350
    TANABE ENGINEERING Corp..................................  1,100      9,943
    Tanseisha Co., Ltd.......................................  5,400     66,406
#   Tateru, Inc..............................................  3,000     50,100
    Tatsuta Electric Wire and Cable Co., Ltd.................  8,200     46,669
    Tayca Corp...............................................  2,000     41,886
    Tazmo Co., Ltd...........................................  2,300     32,539
    Tbk Co., Ltd.............................................  3,000     13,756
    TDC Soft, Inc............................................  1,400     20,634
    TDK Corp................................................. 10,900  1,167,792
    TechMatrix Corp..........................................  1,600     32,541
    Techno Horizon Holdings Co., Ltd.........................  2,900     15,279
    Techno Medica Co., Ltd...................................    900     17,046
    Techno Ryowa, Ltd........................................  1,600     13,231
    TechnoPro Holdings, Inc..................................  4,600    291,972
    Tecnos Japan, Inc........................................  1,400     12,277
    Teijin, Ltd.............................................. 48,800    911,443
#   Teikoku Electric Manufacturing Co., Ltd..................  2,000     25,873
    Teikoku Sen-I Co., Ltd...................................  1,700     36,502
    Teikoku Tsushin Kogyo Co., Ltd...........................  1,600     18,145
    Tekken Corp..............................................  2,500     65,063
    Tenma Corp...............................................  3,000     54,633
#   Teraoka Seisakusho Co., Ltd..............................  2,100     14,122
    T-Gaia Corp..............................................  2,800     67,732

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE>>
                                                              ------ ----------
JAPAN -- (Continued)
    THK Co., Ltd............................................. 10,400 $  283,297
    Tigers Polymer Corp......................................  1,600     11,100
    TIS, Inc................................................. 11,600    557,079
    TKC Corp.................................................  2,100     78,267
    Toa Corp. (6894434)......................................  3,900     40,096
    Toa Corp. (6894508)......................................  2,800     72,638
    Toa Oil Co., Ltd......................................... 16,000     34,117
    TOA ROAD Corp............................................    700     24,000
    Toagosei Co., Ltd........................................ 17,600    206,229
    Toba, Inc................................................    500     14,014
    Tobishima Corp........................................... 42,700     77,714
    Tobu Railway Co., Ltd....................................  5,400    159,179
    Tobu Store Co., Ltd......................................    500     14,903
    TOC Co., Ltd............................................. 10,200     75,878
    Tocalo Co., Ltd.......................................... 12,400    142,108
    Tochigi Bank, Ltd. (The).................................  8,000     29,538
    Toda Corp................................................ 39,000    341,527
#   Toda Kogyo Corp..........................................    800     22,762
    Toei Animation Co., Ltd..................................  2,700     96,931
    Toei Co., Ltd............................................  1,400    146,854
    Toell Co., Ltd...........................................  1,900     16,915
    Toenec Corp..............................................  1,400     41,488
#   Togami Electric Manufacturing Co., Ltd...................  1,000     16,649
    Toho Bank, Ltd. (The).................................... 42,900    170,663
    Toho Co., Ltd............................................  2,800     83,606
    Toho Co., Ltd............................................  1,500     31,101
    Toho Gas Co., Ltd........................................  4,700    160,568
    Toho Holdings Co., Ltd...................................  8,400    206,894
#   Toho Titanium Co., Ltd...................................  7,600     83,340
    Toho Zinc Co., Ltd.......................................  3,500    129,590
    Tohoku Bank, Ltd. (The)..................................  1,800     22,772
    Tohoku Electric Power Co., Inc........................... 12,300    156,638
    Tohoku Steel Co., Ltd....................................    900     12,334
    Tohokushinsha Film Corp..................................  1,700     11,060
#   Tokai Carbon Co., Ltd.................................... 19,400    355,991
    Tokai Corp...............................................  2,700     59,151
    TOKAI Holdings Corp...................................... 19,300    190,946
    Tokai Lease Co., Ltd.....................................  1,100     20,484
    Tokai Rika Co., Ltd...................................... 14,700    305,307
    Tokai Tokyo Financial Holdings, Inc...................... 23,500    135,356
    Token Corp...............................................  1,910    147,266
    Tokio Marine Holdings, Inc............................... 27,300  1,298,823
    Tokushu Tokai Paper Co., Ltd.............................  1,800     69,680
    Tokuyama Corp............................................ 14,900    471,336
#*  Tokyo Base Co., Ltd......................................  1,800     10,058
    Tokyo Broadcasting System Holdings, Inc..................  2,900     60,148
    Tokyo Century Corp.......................................  7,100    388,046
    Tokyo Dome Corp.......................................... 17,800    149,132
*   Tokyo Electric Power Co. Holdings, Inc................... 41,100    196,944
    Tokyo Electron Device, Ltd...............................  1,100     20,984
    Tokyo Electron, Ltd......................................  2,900    508,370
    Tokyo Energy & Systems, Inc..............................  4,400     48,096
    Tokyo Gas Co., Ltd.......................................  9,900    241,811
#   Tokyo Individualized Educational Institute, Inc..........  1,500     15,837
#   Tokyo Keiki, Inc.........................................  2,000     21,040
    Tokyo Kiraboshi Financial Group, Inc.....................  5,122    117,975
    Tokyo Ohka Kogyo Co., Ltd................................  4,300    156,051
    Tokyo Printing Ink Manufacturing Co., Ltd................    300      7,537
    Tokyo Rakutenchi Co., Ltd................................    400     17,817

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE>>
                                                                ------ --------
JAPAN -- (Continued)
#   Tokyo Rope Manufacturing Co., Ltd..........................  2,600 $ 41,784
    Tokyo Sangyo Co., Ltd......................................  2,500   15,895
    Tokyo Seimitsu Co., Ltd....................................  4,400  149,360
    Tokyo Steel Manufacturing Co., Ltd.........................  7,700   66,061
    Tokyo Tatemono Co., Ltd.................................... 31,300  421,430
    Tokyo Tekko Co., Ltd.......................................  1,000   15,698
    Tokyo Theatres Co., Inc....................................  1,900   24,320
    Tokyu Construction Co., Ltd................................ 19,940  201,321
    Tokyu Corp................................................. 13,300  228,979
    Tokyu Fudosan Holdings Corp................................ 94,543  642,650
    Tokyu Recreation Co., Ltd..................................    600   25,946
    Toli Corp.................................................. 10,700   34,615
    Tomato Bank, Ltd...........................................  1,000   13,701
    Tomen Devices Corp.........................................    500   12,825
    Tomoe Corp.................................................  5,400   22,977
    Tomoe Engineering Co., Ltd.................................  1,500   32,128
    Tomoegawa Co., Ltd.........................................  6,000   14,902
    Tomoku Co., Ltd............................................  2,200   40,753
    TOMONY Holdings, Inc....................................... 31,300  140,793
    Tomy Co., Ltd.............................................. 23,400  194,176
    Tonami Holdings Co., Ltd...................................  1,100   64,987
    Topcon Corp................................................ 13,900  241,045
    Toppan Forms Co., Ltd...................................... 10,700  108,950
    Toppan Printing Co., Ltd................................... 30,000  230,829
    Topre Corp.................................................  8,000  210,541
    Topy Industries, Ltd.......................................  3,100   85,068
    Toray Industries, Inc...................................... 86,000  666,484
    Torex Semiconductor, Ltd...................................  1,400   17,947
    Toridoll Holdings Corp.....................................  4,500  100,022
    Torigoe Co., Ltd. (The)....................................  4,100   36,851
    Torishima Pump Manufacturing Co., Ltd......................  2,800   25,492
    Tosei Corp.................................................  7,700   75,801
*   Toshiba Corp............................................... 49,000  149,730
    Toshiba Machine Co., Ltd................................... 21,000  102,927
    Toshiba Plant Systems & Services Corp......................  3,900   86,329
    Toshiba TEC Corp........................................... 31,000  180,590
    Tosho Co., Ltd.............................................  1,800   64,295
#   Tosho Printing Co., Ltd....................................  5,000   43,973
    Tosoh Corp................................................. 34,700  566,761
#   Totech Corp................................................    900   20,928
    Totetsu Kogyo Co., Ltd.....................................  4,800  145,636
    TOTO, Ltd..................................................  5,599  261,664
    Totoku Electric Co., Ltd...................................    500   12,110
    Tottori Bank, Ltd. (The)...................................  2,400   35,920
    Toukei Computer Co., Ltd...................................    700   19,439
    Tow Co., Ltd...............................................  3,600   26,020
    Towa Bank, Ltd. (The)......................................  7,200   77,108
    Towa Corp..................................................  4,100   40,396
    Towa Pharmaceutical Co., Ltd...............................  2,200  122,374
    Toyo Construction Co., Ltd................................. 16,600   71,014
    Toyo Corp..................................................  5,600   46,373
#   Toyo Denki Seizo K.K.......................................  1,200   18,208
#*  Toyo Engineering Corp......................................  7,500   48,527
    Toyo Gosei Co., Ltd........................................  1,400   12,226
    Toyo Ink SC Holdings Co., Ltd..............................  7,600  208,108
    Toyo Kanetsu K.K...........................................  1,600   54,753
    Toyo Logistics Co., Ltd....................................  6,300   20,430
#   Toyo Machinery & Metal Co., Ltd............................  2,800   19,361
    Toyo Securities Co., Ltd................................... 14,000   31,551

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE>>
                                                                ------ --------
JAPAN -- (Continued)
    Toyo Seikan Group Holdings, Ltd............................ 16,300 $300,586
    Toyo Suisan Kaisha, Ltd....................................  4,600  166,499
    Toyo Tanso Co., Ltd........................................  2,300   66,019
    Toyo Tire & Rubber Co., Ltd................................ 26,500  418,997
    Toyo Wharf & Warehouse Co., Ltd............................  1,500   23,453
    Toyobo Co., Ltd............................................ 17,300  292,839
    Toyoda Gosei Co., Ltd...................................... 15,700  398,383
    Toyota Boshoku Corp........................................ 16,400  304,984
    Toyota Industries Corp.....................................  4,200  237,733
    Toyota Tsusho Corp......................................... 18,400  628,970
    TPR Co., Ltd...............................................  5,600  142,255
    Trancom Co., Ltd...........................................  1,600  117,597
#   Transaction Co., Ltd.......................................  2,200   17,359
    Transcosmos, Inc...........................................  2,600   67,194
    Trend Micro, Inc...........................................  3,500  206,803
    Tri Chemical Laboratories, Inc.............................    700   28,204
    Trinity Industrial Corp....................................  2,000   12,739
    Trusco Nakayama Corp.......................................  6,800  171,809
    Trust Tech, Inc............................................    700   28,980
    TS Tech Co., Ltd...........................................  9,600  396,264
    TSI Holdings Co., Ltd...................................... 14,500  103,532
    Tsubaki Nakashima Co., Ltd.................................  3,200   75,971
    Tsubakimoto Chain Co....................................... 26,000  239,464
    Tsubakimoto Kogyo Co., Ltd.................................  1,200   40,345
*   Tsudakoma Corp.............................................  1,200   21,857
#   Tsugami Corp............................................... 11,000  106,110
    Tsukada Global Holdings, Inc...............................  5,000   28,604
    Tsukishima Kikai Co., Ltd..................................  2,000   26,930
    Tsukuba Bank, Ltd.......................................... 16,800   42,707
    Tsukui Corp................................................ 10,700   97,037
    Tsumura & Co...............................................  3,400  110,573
    Tsuruha Holdings, Inc......................................  1,100  135,315
    Tsurumi Manufacturing Co., Ltd.............................  3,500   67,657
    Tsutsumi Jewelry Co., Ltd..................................  1,500   25,963
    Tsuzuki Denki Co., Ltd.....................................  1,700   16,171
    TTK Co., Ltd...............................................  3,000   21,500
    TV Asahi Holdings Corp.....................................  3,400   68,082
    Tv Tokyo Holdings Corp.....................................  2,000   55,806
#   TYK Corp...................................................  5,500   20,522
    UACJ Corp..................................................  7,400  160,337
    Ube Industries, Ltd........................................ 24,000  646,028
    Uchida Yoko Co., Ltd.......................................    900   28,517
    Uchiyama Holdings Co., Ltd.................................  3,100   14,501
    UKC Holdings Corp..........................................  2,700   55,111
    Ulvac, Inc................................................. 10,100  398,215
    UMC Electronics Co., Ltd...................................    900   20,915
    Unicharm Corp..............................................  5,900  179,676
    Uniden Holdings Corp....................................... 10,000   29,577
    UNIMAT Retirement Community Co., Ltd.......................  1,200   16,584
#   Union Tool Co..............................................  1,200   39,870
    Unipres Corp............................................... 10,200  207,349
    United Arrows, Ltd.........................................  3,100  120,613
    United Super Markets Holdings, Inc.........................  9,400  108,083
#   UNITED, Inc................................................  1,300   27,199
*   Unitika, Ltd...............................................  8,800   52,830
    Unizo Holdings Co., Ltd....................................  3,800   70,438
    Uoriki Co., Ltd............................................  1,100   14,781
#   Urbanet Corp. Co., Ltd.....................................  3,300   10,884
*   Usen-Next Holdings Co., Ltd................................  2,700   35,050

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE>>
                                                                ------ --------
JAPAN -- (Continued)
#*  U-Shin, Ltd................................................  4,700 $ 31,115
    Ushio, Inc................................................. 21,200  276,206
    USS Co., Ltd...............................................  7,300  138,546
*   UT Group Co., Ltd..........................................  3,400  118,720
    Utoc Corp..................................................  3,900   18,315
    V Technology Co., Ltd......................................    600  106,398
    Valor Holdings Co., Ltd....................................  8,700  186,723
    Value HR Co., Ltd..........................................    700   12,001
    ValueCommerce Co., Ltd.....................................  2,700   46,545
*   V-Cube, Inc................................................  4,000   21,086
    Vector, Inc................................................  3,500   75,865
#   VeriServe Corp.............................................    700   25,804
    Village Vanguard Co., Ltd..................................  1,200   10,854
*   Vision, Inc................................................  1,000   37,658
#*  Visionary Holdings Co., Ltd................................ 23,900   26,472
    Vital KSK Holdings, Inc....................................  9,100   94,220
    Vitec Holdings Co., Ltd....................................  2,100   40,894
    Voyage Group, Inc..........................................  2,900   34,406
    VT Holdings Co., Ltd....................................... 20,900  106,380
    Wacoal Holdings Corp.......................................  8,200  225,933
    Wacom Co., Ltd.............................................  2,600   13,250
    Wakachiku Construction Co., Ltd............................  2,900   44,092
    Wakamoto Pharmaceutical Co., Ltd...........................  4,500   11,944
    Wakita & Co., Ltd..........................................  8,500  102,296
    Warabeya Nichiyo Holdings Co., Ltd.........................  2,500   51,291
    Watahan & Co., Ltd.........................................  1,700   46,649
    WATAMI Co., Ltd............................................  2,300   27,723
    Watts Co., Ltd.............................................  1,800   17,627
    WDB Holdings Co., Ltd......................................    700   24,495
    Weathernews, Inc...........................................    900   28,209
    Welcia Holdings Co., Ltd...................................  2,130  108,321
    West Holdings Corp.........................................  3,200   25,257
    Will Group, Inc............................................  1,200   12,179
    WIN-Partners Co., Ltd......................................  1,900   28,342
    WirelessGate, Inc..........................................  1,000   11,165
    Wood One Co., Ltd..........................................  1,900   24,415
    World Holdings Co., Ltd....................................  1,200   38,347
    Wowow, Inc.................................................  1,700   51,549
    Xebio Holdings Co., Ltd....................................  5,000   74,535
#   YAC Holdings Co., Ltd......................................  1,700   13,313
    Yachiyo Industry Co., Ltd..................................    900   10,333
    Yagi & Co., Ltd............................................    800   13,482
    Yahagi Construction Co., Ltd...............................  5,100   42,342
#   Yahoo Japan Corp........................................... 38,100  144,955
    Yaizu Suisankagaku Industry Co., Ltd.......................  1,700   18,562
    Yakult Honsha Co., Ltd.....................................  1,900  137,009
#   Yakuodo Co., Ltd...........................................  1,500   51,574
    YAMABIKO Corp..............................................  5,400   71,380
    YAMADA Consulting Group Co., Ltd...........................    400   10,951
    Yamada Denki Co., Ltd...................................... 48,300  239,574
    Yamagata Bank, Ltd. (The)..................................  5,199  117,628
#   Yamaguchi Financial Group, Inc............................. 20,000  226,647
    Yamaichi Electronics Co., Ltd..............................  5,700   71,451
#   YA-MAN, Ltd................................................  4,100   65,264
    Yamanashi Chuo Bank, Ltd. (The)............................ 28,000  106,286
#   Yamashin-Filter Corp.......................................  3,000   30,926
    Yamatane Corp..............................................  2,600   48,063
    Yamato Corp................................................  2,700   17,408
    Yamato Holdings Co., Ltd...................................  2,900   84,052

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                           ------- ------------
JAPAN -- (Continued)
    Yamato International, Inc.............................   3,200 $     17,313
    Yamato Kogyo Co., Ltd.................................   4,400      137,219
#   Yamaura Corp..........................................   2,200       17,770
    Yamazaki Baking Co., Ltd..............................  25,900      644,056
    Yamazawa Co., Ltd.....................................     900       15,019
    Yamazen Corp..........................................   9,100       93,087
    Yaoko Co., Ltd........................................   3,700      191,598
    Yashima Denki Co., Ltd................................   1,600       13,180
    Yaskawa Electric Corp.................................  13,900      459,683
    Yasuda Logistics Corp.................................   3,400       28,364
#   Yasunaga Corp.........................................   2,300       40,974
    Yellow Hat, Ltd.......................................   2,800       80,994
    Yodogawa Steel Works, Ltd.............................   3,800       99,990
    Yokogawa Bridge Holdings Corp.........................   6,500      119,992
    Yokogawa Electric Corp................................  16,600      295,245
    Yokohama Reito Co., Ltd...............................   6,900       62,028
    Yokohama Rubber Co., Ltd. (The).......................  28,100      601,892
    Yokowo Co., Ltd.......................................   2,200       38,894
    Yondenko Corp.........................................     400        9,317
    Yondoshi Holdings, Inc................................   2,900       65,630
    Yorozu Corp...........................................   4,900       78,100
#   Yoshinoya Holdings Co., Ltd...........................   4,900       82,906
#   Yotai Refractories Co., Ltd...........................   4,900       34,157
    Yuasa Trading Co., Ltd................................   2,300       74,970
    Yuken Kogyo Co., Ltd..................................     700       16,351
#   Yume No Machi Souzou Iinkai Co., Ltd..................   2,600       59,708
    Yumeshin Holdings Co., Ltd............................   3,600       37,115
    Yurtec Corp...........................................   8,000       65,808
    Yushiro Chemical Industry Co., Ltd....................   2,000       28,562
    Yutaka Giken Co., Ltd.................................     200        4,881
    Zaoh Co., Ltd.........................................     800       11,281
    Zenitaka Corp. (The)..................................     600       31,204
    Zenkoku Hosho Co., Ltd................................   3,900      171,642
    Zenrin Co., Ltd.......................................   5,100      139,598
    Zensho Holdings Co., Ltd..............................   9,400      209,500
    Zeon Corp.............................................  32,100      363,676
    ZERIA Pharmaceutical Co., Ltd.........................   3,600       79,716
*   ZIGExN Co., Ltd.......................................   7,300       57,853
#   Zojirushi Corp........................................   4,000       51,555
    Zuiko Corp............................................     700       20,282
    Zuken, Inc............................................   1,400       20,349
                                                                   ------------
TOTAL JAPAN...............................................          249,221,354
                                                                   ------------
NETHERLANDS -- (2.8%)
    Aalberts Industries NV................................  23,317    1,056,583
    ABN AMRO Group NV.....................................  28,455      787,519
    Accell Group..........................................   3,380       70,364
    Aegon NV.............................................. 135,671      894,349
    Aegon NV..............................................  16,920      110,826
    Akzo Nobel NV.........................................  20,406    1,884,717
*   Altice Europe NV, Class A.............................   8,629       28,755
*   Altice Europe NV, Class B.............................   3,103       10,313
    AMG Advanced Metallurgical Group NV...................   5,605      330,924
    Amsterdam Commodities NV..............................   4,113       96,250
    APERAM SA.............................................  11,413      537,894
#   Arcadis NV............................................  11,185      204,230
    ArcelorMittal.........................................  25,949      831,681
#   ArcelorMittal.........................................  25,288      805,423
#   ASM International NV..................................   6,381      367,344

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE>>
                                                            ------- -----------
NETHERLANDS -- (Continued)
    ASML Holding NV........................................     886 $   189,753
#   ASML Holding NV........................................   9,434   2,018,852
    ASR Nederland NV.......................................  14,744     659,595
*   Basic-Fit NV...........................................   2,496      81,335
    BE Semiconductor Industries NV.........................  21,335     461,255
#   Beter Bed Holding NV...................................   3,857      26,958
    BinckBank NV...........................................  14,713      89,077
#   Boskalis Westminster...................................  19,075     584,867
    Brunel International NV................................   2,935      47,987
    Coca-Cola European Partners P.L.C......................  16,035     661,976
    Corbion NV.............................................  15,387     526,832
    Flow Traders...........................................   3,286      97,627
    ForFarmers NV..........................................   7,724      87,759
#*  Fugro NV...............................................  19,888     286,142
    GrandVision NV.........................................   8,356     191,825
*   Heijmans NV............................................   5,499      70,139
    Hunter Douglas NV......................................   1,198      92,089
    IMCD NV................................................   4,011     291,413
    ING Groep NV, Sponsored ADR............................     924      14,109
    ING Groep NV........................................... 127,872   1,954,747
    Intertrust NV..........................................   3,990      69,449
    KAS Bank NV............................................   3,123      35,608
    Kendrion NV............................................   3,144     136,243
    Koninklijke Ahold Delhaize NV..........................  98,064   2,493,825
    Koninklijke BAM Groep NV...............................  52,209     213,892
    Koninklijke DSM NV.....................................  10,652   1,135,289
#   Koninklijke KPN NV..................................... 400,997   1,159,372
    Koninklijke Vopak NV...................................  13,533     636,543
    Nederland Apparatenfabriek.............................   1,017      54,869
    NN Group NV............................................  24,908   1,100,364
#*  OCI NV.................................................  12,948     391,450
    Ordina NV..............................................  19,332      44,792
#   Randstad NV............................................  21,732   1,375,377
    RELX NV, Sponsored ADR.................................   1,443      31,493
    RELX NV................................................  22,194     482,690
    SBM Offshore NV........................................  36,408     564,129
    SIF Holding NV.........................................   2,423      50,267
    Signify NV.............................................  15,483     428,730
    Sligro Food Group NV...................................   4,062     168,153
    TKH Group NV...........................................   8,675     542,194
*   TomTom NV..............................................  19,617     200,342
    Unilever NV............................................  25,220   1,449,141
#   Unilever NV............................................   6,291     362,934
    Van Lanschot Kempen NV.................................   2,269      62,536
    Wessanen...............................................  18,265     271,977
    Wolters Kluwer NV......................................  19,213   1,156,985
                                                                    -----------
TOTAL NETHERLANDS..........................................          31,070,153
                                                                    -----------
NEW ZEALAND -- (0.5%)
*   a2 Milk Co., Ltd.......................................  56,401     402,828
#   Abano Healthcare Group, Ltd............................   2,918      17,909
    Air New Zealand, Ltd................................... 180,903     400,407
    Arvida Group, Ltd......................................  18,686      16,313
    Auckland International Airport, Ltd....................  26,727     121,685
#   CBL Corp., Ltd.........................................   9,923      16,080
    Chorus, Ltd............................................  79,307     233,080
    Comvita, Ltd...........................................   2,440       9,451
    Contact Energy, Ltd....................................  48,151     189,840
    EBOS Group, Ltd........................................  10,859     149,583

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE>>
                                                             ------- ----------
NEW ZEALAND -- (Continued)
*   Eroad, Ltd..............................................   3,923 $    8,914
    Fisher & Paykel Healthcare Corp., Ltd...................  30,399    306,967
    Fletcher Building, Ltd..................................  60,209    288,529
    Freightways, Ltd........................................  22,612    122,583
    Genesis Energy, Ltd.....................................  56,361     98,009
#   Gentrack Group, Ltd.....................................   5,469     25,239
    Hallenstein Glasson Holdings, Ltd.......................   9,781     34,108
    Heartland Bank, Ltd.....................................  68,741     80,134
    Infratil, Ltd...........................................  68,386    161,390
    Investore Property, Ltd.................................  23,836     24,723
    Kathmandu Holdings, Ltd.................................  31,069     65,307
    Mainfreight, Ltd........................................  14,016    264,571
    Mercury NZ, Ltd.........................................  14,712     33,715
    Meridian Energy, Ltd....................................  28,632     61,316
    Metlifecare, Ltd........................................  34,536    145,230
#   Metro Performance Glass, Ltd............................  28,095     16,294
    NEW Zealand King Salmon Investments, Ltd................  12,378     24,060
    New Zealand Refining Co., Ltd. (The)....................  33,462     55,423
    NZME, Ltd...............................................  18,597     10,522
    NZX, Ltd................................................  41,030     30,763
    PGG Wrightson, Ltd......................................  27,698     12,090
#   Port of Tauranga, Ltd...................................  31,265    106,193
    Restaurant Brands New Zealand, Ltd......................  25,376    132,369
    Ryman Healthcare, Ltd...................................  22,783    189,052
    Sanford, Ltd............................................   2,622     13,659
    Scales Corp., Ltd.......................................  10,884     34,820
#   Skellerup Holdings, Ltd.................................  28,994     40,529
    SKY Network Television, Ltd.............................  65,030    120,315
    Spark New Zealand, Ltd.................................. 115,500    304,965
    Steel & Tube Holdings, Ltd..............................   7,891      7,860
#   Summerset Group Holdings, Ltd...........................  50,442    266,068
*   Synlait Milk, Ltd.......................................   9,559     70,940
    Tegel Group Holdings, Ltd...............................  15,601     11,915
    Tilt Renewables, Ltd....................................   3,203      4,650
#   Tourism Holdings, Ltd...................................  27,790    115,606
*   TOWER, Ltd..............................................  17,032      8,713
    Trade Me Group, Ltd.....................................  59,427    196,680
    Trustpower, Ltd.........................................   7,314     29,432
    Vector, Ltd.............................................  12,512     28,257
    Vista Group International, Ltd..........................  12,295     35,209
    Warehouse Group, Ltd. (The).............................   9,073     12,493
    Z Energy, Ltd...........................................  53,254    260,795
                                                                     ----------
TOTAL NEW ZEALAND...........................................          5,417,583
                                                                     ----------
NORWAY -- (1.1%)
    ABG Sundal Collier Holding ASA..........................  88,786     63,077
    AF Gruppen ASA..........................................   2,397     37,173
*   Akastor ASA.............................................  34,023     70,472
    Aker ASA, Class A.......................................   3,296    257,476
    Aker BP ASA.............................................  11,645    416,087
*   Aker Solutions ASA......................................  24,198    165,501
    American Shipping Co. ASA...............................  14,670     51,624
*   Archer, Ltd.............................................  12,255     13,743
    Atea ASA................................................  15,972    228,296
    Austevoll Seafood ASA...................................  22,307    324,892
#*  Avance Gas Holding, Ltd.................................  10,487     29,867
#   Bakkafrost P/F..........................................   5,643    346,751
    Bonheur ASA.............................................   4,051     57,943
    Borregaard ASA..........................................  22,545    214,023

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE>>
                                                            ------- -----------
NORWAY -- (Continued)
#*  BW LPG, Ltd............................................  18,446 $    83,573
#*  BW Offshore, Ltd.......................................  27,016     146,845
    DNB ASA................................................  36,263     730,219
#*  DNO ASA................................................ 160,851     340,712
*   DOF ASA................................................  31,179      30,618
    Ekornes ASA............................................   3,969      67,039
    Entra ASA..............................................   8,739     127,601
    Equinor ASA............................................  65,275   1,731,890
#   Equinor ASA, Sponsored ADR.............................   3,101      82,052
*   FLEX LNG, Ltd..........................................  34,973      52,614
*   Fred Olsen Energy ASA..................................   4,932       4,400
#   Frontline, Ltd.........................................  17,943      91,419
    Gjensidige Forsikring ASA..............................   7,694     123,496
    Grieg Seafood ASA......................................  11,520     136,791
    Hexagon Composites ASA.................................  12,297      41,023
    Hoegh LNG Holdings, Ltd................................   2,182      12,909
*   Kongsberg Automotive ASA...............................  69,568      81,010
*   Kvaerner ASA...........................................  31,962      57,463
    Leroy Seafood Group ASA................................  30,393     239,023
    Marine Harvest ASA.....................................  20,357     445,132
#*  NEL ASA................................................  37,523      14,868
#*  Nordic Semiconductor ASA...............................   8,150      49,128
    Norsk Hydro ASA........................................  63,820     364,031
    Norway Royal Salmon ASA................................   2,810      71,346
#*  Norwegian Air Shuttle ASA..............................   4,605     134,883
*   Norwegian Finans Holding ASA...........................  18,226     222,631
    Norwegian Property ASA.................................  22,932      32,356
    Ocean Yield ASA........................................  11,494      94,272
*   Odfjell Drilling, Ltd..................................  14,111      54,185
    Odfjell SE, Class A....................................   3,280      13,437
    Olav Thon Eiendomsselskap ASA..........................   2,355      44,652
    Orkla ASA..............................................  49,493     418,800
*   Otello Corp. ASA.......................................  18,354      43,680
#*  Petroleum Geo-Services ASA.............................  53,508     260,782
*   Prosafe SE.............................................  10,014      22,960
#*  Protector Forsikring ASA...............................  12,346      93,017
#*  REC Silicon ASA........................................ 457,056      45,790
    Salmar ASA.............................................   4,507     229,964
    Sbanken ASA............................................   2,521      24,421
    Scatec Solar ASA.......................................  18,125     139,652
    Schibsted ASA, Class A.................................   2,182      75,515
    Schibsted ASA, Class B.................................   2,783      90,224
    Selvaag Bolig ASA......................................   5,149      28,042
    Solon Eiendom ASA......................................   3,674      12,499
*   Solstad Farstad ASA....................................  51,987      39,170
    SpareBank 1 SR-Bank ASA................................  23,717     263,432
    Spectrum ASA...........................................  11,722      83,688
    Stolt-Nielsen, Ltd.....................................   5,455      93,434
    Storebrand ASA.........................................  28,221     240,384
    Subsea 7 SA............................................  17,580     254,578
    Telenor ASA............................................  13,024     254,776
    TGS NOPEC Geophysical Co. ASA..........................  15,580     594,008
    Tomra Systems ASA......................................   9,964     205,769
    Treasure ASA...........................................  11,954      19,132
#   Veidekke ASA...........................................  15,187     149,045
#   XXL ASA................................................   7,060      43,304
    Yara International ASA.................................   7,800     343,918
                                                                    -----------
TOTAL NORWAY...............................................          12,068,527
                                                                    -----------

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE>>
                                                           --------- ----------
PORTUGAL -- (0.3%)
    Altri SGPS SA.........................................    17,850 $  182,372
*   Banco Comercial Portugues SA.......................... 1,663,183    520,864
#   CTT-Correios de Portugal SA...........................    26,952     94,669
    EDP - Energias de Portugal SA.........................    67,830    276,734
    EDP Renovaveis SA.....................................    24,433    252,362
    Galp Energia SGPS SA..................................    36,078    740,975
    Jeronimo Martins SGPS SA..............................    17,295    256,988
    Mota-Engil SGPS SA....................................    24,656     82,402
    Navigator Co. SA (The)................................    22,034    125,667
    NOS SGPS SA...........................................    69,297    403,626
#   REN - Redes Energeticas Nacionais SGPS SA.............    58,141    170,245
    Semapa-Sociedade de Investimento e Gestao.............     5,025    117,911
    Sonae Capital SGPS SA.................................    22,088     23,146
    Sonae SGPS SA.........................................   163,293    185,439
    Teixeira Duarte SA....................................    12,108      3,362
                                                                     ----------
TOTAL PORTUGAL............................................            3,436,762
                                                                     ----------
SINGAPORE -- (1.1%)
    Accordia Golf Trust...................................   144,700     63,256
    AEM Holdings, Ltd.....................................    25,700     18,857
    Amara Holdings, Ltd...................................    40,200     14,030
    Ascendas India Trust..................................    72,000     57,136
    Banyan Tree Holdings, Ltd.............................    45,200     18,780
    Best World International, Ltd.........................    34,000     31,808
    Boustead Projects, Ltd................................     2,700      1,796
    Boustead Singapore, Ltd...............................    79,500     48,167
    BreadTalk Group, Ltd..................................    24,000     20,471
    Bukit Sembawang Estates, Ltd..........................    40,600    166,999
    CapitaLand, Ltd.......................................   176,500    419,285
    Centurion Corp., Ltd..................................    37,000     12,074
    China Aviation Oil Singapore Corp., Ltd...............    40,000     44,113
    China Sunsine Chemical Holdings, Ltd..................    43,300     47,823
    Chip Eng Seng Corp., Ltd..............................    67,900     40,203
    Chuan Hup Holdings, Ltd...............................    63,400     14,196
    CITIC Envirotech, Ltd.................................   114,600     52,693
    City Developments, Ltd................................    26,000    191,643
    ComfortDelGro Corp., Ltd..............................   206,400    356,769
    CSE Global, Ltd.......................................    33,400     11,057
    Dairy Farm International Holdings, Ltd................    13,800    112,749
    DBS Group Holdings, Ltd...............................    34,677    682,281
    Del Monte Pacific, Ltd................................    53,748      7,505
    Delfi, Ltd............................................    26,800     22,652
*   Delong Holdings, Ltd..................................     9,000     38,272
    Duty Free International, Ltd..........................    58,700      9,063
*   Dyna-Mac Holdings, Ltd................................    42,000      3,617
    Elec & Eltek International Co., Ltd...................     6,400      9,349
*   Ezion Holdings, Ltd...................................   566,652     33,883
#*  Ezra Holdings, Ltd....................................   190,010      1,443
    Far East Orchard, Ltd.................................    20,100     20,238
    First Resources, Ltd..................................    83,400     98,735
    Food Empire Holdings, Ltd.............................    42,400     19,484
*   Fragrance Group, Ltd..................................    64,000      6,960
    Frasers Property, Ltd.................................    44,600     55,442
    Frencken Group, Ltd...................................    61,500     20,828
    Fu Yu Corp., Ltd......................................   102,100     12,937
*   Gallant Venture, Ltd..................................    52,000      5,076
    Geo Energy Resources, Ltd.............................   113,700     20,070
    GL, Ltd...............................................    65,800     37,728
    Golden Agri-Resources, Ltd............................ 1,138,100    234,443

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE>>
                                                             ------- ----------
SINGAPORE -- (Continued)
    Golden Energy & Resources, Ltd..........................  34,500 $    9,512
    Great Eastern Holdings, Ltd.............................   3,500     71,067
    GuocoLand, Ltd..........................................  55,700     83,219
    Halcyon Agri Corp., Ltd.................................  43,213     16,530
    Hanwell Holdings, Ltd...................................  88,400     13,973
    Haw Par Corp., Ltd......................................  16,200    164,255
    Hi-P International, Ltd.................................  51,800     48,116
    Ho Bee Land, Ltd........................................  31,900     59,074
    Hong Fok Corp., Ltd.....................................  47,700     25,447
*   Hong Leong Asia, Ltd....................................  29,800     18,975
    Hong Leong Finance, Ltd.................................  34,400     67,649
    Hongkong Land Holdings, Ltd.............................  33,600    244,677
    Hotel Grand Central, Ltd................................  28,891     29,723
    Hutchison Port Holdings Trust........................... 914,900    233,680
*   Hyflux, Ltd.............................................  78,700      7,870
    iFAST Corp., Ltd........................................  17,500     14,405
    Indofood Agri Resources, Ltd............................ 119,900     19,398
    Japfa, Ltd.............................................. 166,300     91,143
    Jardine Cycle & Carriage, Ltd...........................   6,066    150,181
    k1 Ventures, Ltd........................................  16,400      1,181
    Keppel Corp., Ltd....................................... 104,300    527,225
    Keppel Infrastructure Trust............................. 310,425    118,652
    Keppel Telecommunications & Transportation, Ltd.........  22,700     24,036
    KSH Holdings, Ltd.......................................  38,300     17,603
    Lian Beng Group, Ltd....................................  48,000     17,827
    Lum Chang Holdings, Ltd.................................  70,700     17,658
    M1, Ltd.................................................  51,400     61,925
    Mandarin Oriental International, Ltd....................   6,400     14,993
    Memtech International, Ltd..............................  21,300     21,182
    Metro Holdings, Ltd.....................................  77,400     66,551
#*  Midas Holdings, Ltd..................................... 218,800     23,144
*   mm2 Asia, Ltd...........................................  42,500     13,756
*   Nam Cheong, Ltd......................................... 118,000        329
    OUE, Ltd................................................  67,500     78,920
    Oversea-Chinese Banking Corp., Ltd...................... 129,260  1,101,188
    Oxley Holdings, Ltd.....................................  43,828     11,607
*   Pacc Offshore Services Holdings, Ltd....................  43,100      9,991
    Pan-United Corp., Ltd...................................  47,875     10,557
    Penguin International, Ltd..............................  28,666      6,855
    Perennial Real Estate Holdings, Ltd.....................  18,700     10,930
    Q&M Dental Group Singapore, Ltd.........................  44,700     17,751
    QAF, Ltd................................................  44,382     28,202
*   Raffles Education Corp., Ltd............................ 133,900     15,673
    RHT Health Trust........................................ 103,300     58,816
    Riverstone Holdings, Ltd................................  21,800     17,625
    Roxy-Pacific Holdings, Ltd..............................  25,150      8,126
    SATS, Ltd...............................................  52,400    200,070
    SBS Transit, Ltd........................................   6,200     11,665
    Sembcorp Industries, Ltd................................ 253,100    498,762
    Sembcorp Marine, Ltd....................................  37,700     50,683
    Sheng Siong Group, Ltd..................................  83,100     65,331
    SIA Engineering Co., Ltd................................   4,600     10,039
*   SIIC Environment Holdings, Ltd.......................... 190,400     52,461
    Sinarmas Land, Ltd...................................... 175,900     44,622
    Sing Holdings, Ltd......................................  67,700     20,385
    Singapore Airlines, Ltd.................................  84,400    612,436
    Singapore Exchange, Ltd.................................  32,300    176,806
    Singapore Post, Ltd..................................... 261,900    258,143
    Singapore Press Holdings, Ltd........................... 143,400    307,019

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE>>
                                                            ------- -----------
SINGAPORE -- (Continued)
    Singapore Telecommunications, Ltd...................... 103,300 $   243,790
    Singapore Telecommunications, Ltd......................  44,500     104,657
#*  Sino Grandness Food Industry Group, Ltd................  66,909       9,844
    Stamford Land Corp., Ltd...............................  92,500      32,617
    StarHub, Ltd...........................................  74,700      94,507
    Straits Trading Co., Ltd...............................  19,800      29,860
    Sunningdale Tech, Ltd..................................  26,600      26,864
*   Swiber Holdings, Ltd...................................  23,999         360
*   Thomson Medical Group, Ltd............................. 277,600      16,752
    Tuan Sing Holdings, Ltd................................ 103,000      30,629
    UMS Holdings, Ltd......................................  71,875      43,298
    United Engineers, Ltd..................................  84,500     166,383
    United Industrial Corp., Ltd...........................  28,100      64,983
    United Overseas Bank, Ltd..............................  45,170     898,227
    UOB-Kay Hian Holdings, Ltd.............................  48,808      45,939
    UOL Group, Ltd.........................................  58,651     309,680
    Valuetronics Holdings, Ltd.............................  85,350      42,106
    Venture Corp., Ltd.....................................  46,200     568,102
    Vibrant Group, Ltd.....................................  68,346       9,995
    Wee Hur Holdings, Ltd..................................  81,000      13,998
    Wheelock Properties Singapore, Ltd.....................  67,100     108,160
    Wing Tai Holdings, Ltd.................................  83,300     126,813
*   Yongnam Holdings, Ltd..................................  92,650      17,423
                                                                    -----------
TOTAL SINGAPORE............................................          12,068,517
                                                                    -----------
SOUTH AFRICA -- (0.1%)
*   Old Mutual, Ltd........................................ 438,264   1,002,797
                                                                    -----------
SPAIN -- (2.5%)
#   Acciona SA.............................................   6,672     572,928
    Acerinox SA............................................  36,890     533,200
    ACS Actividades de Construccion y Servicios SA.........  21,724     952,085
*   Adveo Group International SA...........................      65         145
    Aena SME SA............................................   1,756     318,845
    Almirall SA............................................   5,177      74,088
    Amadeus IT Group SA....................................  16,254   1,386,563
*   Amper SA............................................... 166,633      61,532
    Applus Services SA.....................................  26,725     386,934
    Atresmedia Corp. de Medios de Comunicacion SA..........  12,702      99,474
    Azkoyen SA.............................................   1,900      18,896
    Banco de Sabadell SA................................... 747,154   1,243,836
    Banco Santander SA..................................... 581,640   3,267,720
    Bankia SA..............................................  87,400     343,581
    Bankinter SA...........................................  21,047     203,003
    Bolsas y Mercados Espanoles SHMSF SA...................  11,168     359,328
    CaixaBank SA........................................... 148,794     684,585
    Cellnex Telecom SA.....................................  23,496     624,390
    CIE Automotive SA......................................   8,712     267,787
    Construcciones y Auxiliar de Ferrocarriles SA..........   1,770      78,398
*   Deoleo SA.............................................. 100,226      18,822
    Distribuidora Internacional de Alimentacion SA.........  93,919     209,896
*   Duro Felguera SA.......................................   4,050         150
    Duro Felguera, SA...................................... 130,950       4,900
    Ebro Foods SA..........................................   7,228     156,447
*   eDreams ODIGEO SA......................................   6,440      29,079
    Elecnor SA.............................................   6,760      97,185
    Enagas SA..............................................  45,819   1,280,943
    Ence Energia y Celulosa SA.............................  34,536     325,768
    Endesa SA..............................................  15,245     352,534

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE>>
                                                            ------- -----------
SPAIN -- (Continued)
    Ercros SA..............................................  25,369 $   144,833
    Euskaltel SA...........................................  15,431     143,636
    Faes Farma SA..........................................  27,269     118,996
    Ferrovial SA...........................................  18,629     384,517
    Fluidra SA.............................................  10,494     147,391
*   Global Dominion Access SA..............................  16,278      84,955
    Grupo Catalana Occidente SA............................   3,433     146,578
#*  Grupo Empresarial San Jose SA..........................   5,655      26,868
*   Grupo Ezentis SA.......................................  12,352       9,728
    Iberdrola S.A.......................................... 306,015   2,379,231
    Iberdrola SA...........................................   8,743      67,987
    Iberpapel Gestion SA...................................     452      19,737
*   Indra Sistemas SA......................................  29,940     363,239
    Industria de Diseno Textil SA..........................  17,668     578,991
    Laboratorios Farmaceuticos Rovi SA.....................      13         247
*   Liberbank SA........................................... 307,179     180,532
    Mapfre SA.............................................. 224,780     705,439
    Mediaset Espana Comunicacion SA........................  35,704     280,891
    Melia Hotels International SA..........................  18,141     238,563
    Naturgy Energy Group SA................................  28,690     777,178
    NH Hotel Group SA......................................  16,939     124,411
#   Obrascon Huarte Lain SA................................  27,745      97,683
    Papeles y Cartones de Europa SA........................   9,091     177,388
*   Promotora de Informaciones SA, Class A.................  50,088     106,567
    Prosegur Cia de Seguridad SA...........................  48,262     321,055
*   Realia Business SA.....................................  37,642      46,932
    Red Electrica Corp. SA.................................  35,355     749,354
    Repsol SA.............................................. 115,751   2,295,919
#   Sacyr S.A..............................................  76,225     242,853
    Sacyr SA...............................................   1,587       5,066
    Siemens Gamesa Renewable Energy SA.....................   4,648      65,564
*   Solaria Energia y Medio Ambiente SA....................   7,125      42,345
    Talgo SA...............................................  16,386      87,754
    Tecnicas Reunidas SA...................................   4,356     147,056
#   Telefonica SA, Sponsored ADR...........................   2,163      19,554
    Telefonica SA.......................................... 129,987   1,168,000
*   Telepizza Group SA.....................................   4,772      30,400
#*  Tubos Reunidos SA......................................   7,475       4,058
    Vidrala SA.............................................   3,219     308,303
    Viscofan SA............................................   8,096     558,429
*   Vocento SA.............................................   7,738      12,355
    Zardoya Otis SA........................................  22,904     218,896
                                                                    -----------
TOTAL SPAIN................................................          27,582,521
                                                                    -----------
SWEDEN -- (2.5%)
    AAK AB.................................................  21,762     353,035
*   AcadeMedia AB..........................................   3,486      20,389
    Acando AB..............................................  15,009      55,406
    AddLife AB.............................................   2,438      58,291
    AddNode Group AB.......................................   3,493      40,873
    AddTech AB, Class B....................................   6,917     156,602
    AF AB, Class B.........................................   9,094     226,359
    Ahlsell AB.............................................  20,339     119,207
    Alfa Laval AB..........................................  11,692     321,407
#   Alimak Group AB........................................   2,560      42,534
    Arjo AB, Class B.......................................  18,403      62,390
    Assa Abloy AB, Class B.................................  17,605     347,531
    Atrium Ljungberg AB, Class B...........................   5,526      95,934
    Attendo AB.............................................  11,460     103,661

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE>>
                                                                ------ --------
SWEDEN -- (Continued)
#   Avanza Bank Holding AB.....................................  2,837 $130,664
    Axfood AB..................................................  6,708  135,809
*   BE Group AB................................................  2,614   15,211
    Beijer Alma AB.............................................  8,349  118,148
    Beijer Ref AB..............................................  3,999   87,457
    Bergman & Beving AB........................................  5,767   61,734
#   Besqab AB..................................................  1,035   12,822
    Bilia AB, Class A.......................................... 24,864  212,346
#   BillerudKorsnas AB......................................... 33,944  404,406
    BioGaia AB, Class B........................................  2,245  110,159
#   Bjorn Borg AB..............................................  2,898    7,554
    Boliden AB................................................. 32,766  975,371
    Bonava AB..................................................    969   12,713
    Bonava AB, Class B......................................... 10,872  142,377
    Bravida Holding AB......................................... 10,937   87,168
#   Bufab AB...................................................  6,438   81,801
    Bulten AB..................................................  2,966   35,521
    Bure Equity AB............................................. 12,186  144,090
#   Byggmax Group AB........................................... 18,910   90,088
    Castellum AB............................................... 18,314  330,350
    Catena AB..................................................  1,907   40,839
    Cavotec SA.................................................  6,898   19,604
#   Clas Ohlson AB, Class B....................................  6,895   60,602
    Cloetta AB, Class B........................................ 31,310   99,520
*   CLX Communications AB......................................  1,542   18,428
*   Collector AB...............................................  2,194   18,096
    Com Hem Holding AB......................................... 30,063  537,122
    Concentric AB..............................................  9,782  168,945
    Coor Service Management Holding AB.........................  4,123   34,241
    Dios Fastigheter AB........................................ 14,966   95,503
    Dometic Group AB........................................... 52,080  505,266
*   Doro AB....................................................  5,800   28,654
    Duni AB....................................................  5,891   75,756
    Dustin Group AB............................................ 12,670  130,544
    Eastnine AB................................................  4,136   45,794
    Elanders AB, Class B.......................................  1,369   12,350
    Electrolux AB, Series B.................................... 12,976  304,368
    Elekta AB, Class B......................................... 17,950  252,021
*   Eltel AB................................................... 14,557   39,289
*   Enea AB....................................................  2,198   22,657
    Essity AB, Class A.........................................  1,061   27,325
    Essity AB, Class B......................................... 33,701  843,014
    Fabege AB.................................................. 18,673  264,472
#   Fagerhult AB...............................................  5,132   48,414
*   Fastighets AB Balder.......................................  7,208  209,522
    FastPartner AB.............................................  3,981   24,617
    Fenix Outdoor International AG.............................    365   41,812
#*  Fingerprint Cards AB, Class B.............................. 19,879   17,901
    Getinge AB, Class B........................................ 24,370  261,992
    Granges AB................................................. 17,989  225,194
    Gunnebo AB.................................................  5,913   18,451
    Haldex AB..................................................  5,611   59,372
    Hemfosa Fastigheter AB..................................... 21,608  296,760
#   Hennes & Mauritz AB, Class B............................... 22,236  346,206
    Hexagon AB, Class B........................................  6,501  396,232
    Hexpol AB.................................................. 21,350  229,654
    HIQ International AB.......................................  9,640   58,802
#   Hoist Finance AB...........................................  5,904   45,938
    Holmen AB, Class B......................................... 14,774  328,858

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE>>
                                                            ------- ----------
SWEDEN -- (Continued)
    Hufvudstaden AB, Class A...............................   8,902 $  137,739
#   Humana AB..............................................   2,026     13,464
    Husqvarna AB, Class A..................................   3,743     29,790
    Husqvarna AB, Class B..................................  45,246    357,468
#   ICA Gruppen AB.........................................   7,685    254,795
    Indutrade AB...........................................  10,578    278,009
#   Intrum AB..............................................   8,915    239,856
    Inwido AB..............................................   8,145     60,135
#   ITAB Shop Concept AB, Class B..........................   2,085      7,300
    JM AB..................................................  14,463    266,304
    KappAhl AB.............................................  12,930     55,892
    Karo Pharma AB.........................................  15,299     62,487
    Klovern AB, Class B....................................  64,113     84,407
    KNOW IT AB.............................................   4,206     83,067
    Kungsleden AB..........................................  19,062    153,749
    Lagercrantz Group AB, Class B..........................   8,787     91,997
    Lifco AB, Class B......................................   2,024     90,715
    Lindab International AB................................  16,206    110,398
    Loomis AB, Class B.....................................  17,915    562,181
    Lundin Petroleum AB....................................   5,054    166,638
#*  Medivir AB, Class B....................................   2,235      9,667
#   Mekonomen AB...........................................   3,298     59,044
    Millicom International Cellular SA.....................   7,634    489,032
    Modern Times Group MTG AB, Class B.....................   8,916    327,440
*   Momentum Group AB, Class B.............................   4,954     66,187
#   MQ Holding AB..........................................   4,787      8,245
#   Mycronic AB............................................   9,725     99,095
    NCC AB, Class B........................................  13,431    216,805
*   Net Insight AB, Class B................................  19,401      8,521
    New Wave Group AB, Class B.............................   9,925     60,040
    Nibe Industrier AB, Class B............................  23,396    262,948
    Nobia AB...............................................  31,165    234,238
    Nobina AB..............................................  27,414    189,941
    Nolato AB, Class B.....................................   3,468    310,520
    Nordea Bank AB......................................... 118,100  1,255,150
    NP3 Fastigheter AB.....................................   4,569     31,121
    OEM International AB, Class B..........................     697     15,217
    Opus Group AB..........................................  66,452     50,963
    Pandox AB..............................................  10,508    197,509
    Peab AB................................................  46,427    374,149
    Platzer Fastigheter Holding AB, Class B................   5,588     40,011
    Pricer AB, Class B.....................................  31,342     40,027
    Proact IT Group AB.....................................   1,487     29,199
#*  Qliro Group AB.........................................  13,238     19,232
*   Radisson Hospitality AB................................   4,357     17,787
    Ratos AB, Class B......................................  38,101    141,844
*   RaySearch Laboratories AB..............................   2,357     30,942
*   Recipharm AB, Class B..................................   8,352    152,325
    Resurs Holding AB......................................   4,007     31,104
    Rottneros AB...........................................  22,228     28,921
    Sagax AB, Class B......................................   5,415     70,500
    Sandvik AB.............................................  38,936    711,971
*   SAS AB.................................................  23,872     46,820
    Scandi Standard AB.....................................  11,064     71,216
    Scandic Hotels Group AB................................   6,154     64,217
    Sectra AB, Class B.....................................   2,309     63,110
    Securitas AB, Class B..................................  16,440    295,788
    Semcon AB..............................................   1,792     11,636
#*  Sensys Gatso Group AB..................................  80,848     12,923

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE>>
                                                            ------- -----------
SWEDEN -- (Continued)
    Skandinaviska Enskilda Banken AB, Class A..............  69,029 $   737,927
#   Skanska AB, Class B....................................  19,483     366,483
    SkiStar AB.............................................   5,658     132,271
    SSAB AB, Class A.......................................   2,180      10,752
    SSAB AB, Class A.......................................  11,755      57,986
    SSAB AB, Class B.......................................  12,326      48,791
    SSAB AB, Class B.......................................  20,082      79,704
    Svenska Cellulosa AB SCA, Class A......................   2,239      23,631
    Svenska Cellulosa AB SCA, Class B......................  45,923     475,163
    Svenska Handelsbanken AB, Class A......................  78,418     968,659
    Svenska Handelsbanken AB, Class B......................   1,480      18,638
    Sweco AB, Class B......................................  13,082     351,773
    Swedbank AB, Class A...................................  47,734   1,128,780
*   Swedish Orphan Biovitrum AB............................   6,693     181,067
    Systemair AB...........................................   2,749      29,553
    Tele2 AB, Class B......................................  31,616     424,234
    Telia Co. AB........................................... 230,338   1,107,968
    Thule Group AB.........................................  15,822     369,746
    Trelleborg AB, Class B.................................  24,259     505,134
    Troax Group AB.........................................     619      21,116
    Wallenstam AB, Class B.................................  11,246     115,604
    Wihlborgs Fastigheter AB...............................  18,943     225,320
                                                                    -----------
TOTAL SWEDEN...............................................          28,085,639
                                                                    -----------
SWITZERLAND -- (4.2%)
    ABB, Ltd., Sponsored ADR...............................   6,352     146,223
    ABB, Ltd...............................................  74,739   1,715,675
    Adecco Group AG........................................  20,853   1,281,984
*   Allreal Holding AG.....................................   3,046     473,916
*   Alpiq Holding AG.......................................     895      78,703
    ALSO Holding AG........................................   1,114     121,759
#   ams AG.................................................   2,344     168,636
    APG SGA SA.............................................     214      76,062
*   Arbonia AG.............................................   8,815     149,411
#*  Aryzta AG..............................................  16,361     230,859
    Ascom Holding AG.......................................   4,608      83,746
    Autoneum Holding AG....................................     854     195,207
    Baloise Holding AG.....................................   6,721   1,048,070
    Bank Cler AG...........................................     825      43,502
    Banque Cantonale de Geneve.............................     242      44,476
    Banque Cantonale Vaudoise..............................     421     314,753
    Belimo Holding AG......................................      45     189,309
    Bell Food Group AG.....................................     347     101,493
    Bellevue Group AG......................................   2,601      60,415
    Berner Kantonalbank AG.................................     765     156,814
    BFW Liegenschaften AG..................................     476      20,470
    BKW AG.................................................   2,587     174,624
    Bobst Group SA.........................................   2,128     197,070
    Bossard Holding AG, Class A............................   1,313     263,359
    Bucher Industries AG...................................   1,070     346,687
#   Burckhardt Compression Holding AG......................     543     197,457
#   Burkhalter Holding AG..................................     390      34,449
    Calida Holding AG......................................     679      23,805
    Carlo Gavazzi Holding AG...............................      71      23,092
    Cembra Money Bank AG...................................   4,085     374,651
    Cham Group AG..........................................      53      22,766
    Cicor Technologies, Ltd................................     460      30,548
    Cie Financiere Richemont SA............................  17,627   1,543,753
    Cie Financiere Tradition SA............................     381      40,811

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE>>
                                                              ------ ----------
SWITZERLAND -- (Continued)
    Clariant AG.............................................. 42,605 $1,018,741
    Coltene Holding AG.......................................    595     66,570
    Conzzeta AG..............................................    237    258,872
    Credit Suisse Group AG................................... 43,519    699,895
    Credit Suisse Group AG, Sponsored ADR.................... 52,048    835,892
    Daetwyler Holding AG.....................................  1,012    187,061
    DKSH Holding AG..........................................  4,354    318,300
#   dormakaba Holding AG.....................................    431    276,164
#   Dufry AG.................................................  6,035    798,540
    EFG International AG..................................... 18,433    137,315
    Emmi AG..................................................    416    341,202
    EMS-Chemie Holding AG....................................    387    248,210
    Energiedienst Holding AG.................................    346     10,521
*   Evolva Holding SA........................................ 22,215      6,292
    Feintool International Holding AG........................    366     41,018
    Flughafen Zurich AG......................................  3,389    709,132
    Forbo Holding AG.........................................    207    327,283
    GAM Holding AG........................................... 37,876    382,947
    Geberit AG...............................................  1,688    751,623
    Georg Fischer AG.........................................  1,075  1,387,015
    Givaudan SA..............................................    348    814,565
    Gurit Holding AG.........................................     69     60,172
    Helvetia Holding AG......................................  1,305    771,288
    Hiag Immobilien Holding AG...............................    197     24,633
#   HOCHDORF Holding AG......................................    269     55,886
#   Huber & Suhner AG........................................  2,413    146,036
    Hypothekarbank Lenzburg AG...............................      3     13,934
    Implenia AG..............................................  3,739    295,591
    Inficon Holding AG.......................................    262    122,594
    Interroll Holding AG.....................................    130    232,320
    Intershop Holding AG.....................................    195     99,454
    Investis Holding SA......................................    172     10,316
    Julius Baer Group, Ltd................................... 23,729  1,301,764
    Jungfraubahn Holding AG..................................    368     54,753
    Kardex AG................................................  1,504    230,981
    Komax Holding AG.........................................    807    225,990
#   Kudelski SA..............................................  5,386     52,023
    Kuehne + Nagel International AG..........................  1,938    309,304
    LafargeHolcim, Ltd....................................... 19,902  1,014,887
*   Lastminute.com NV........................................    695      9,067
    LEM Holding SA...........................................     68     92,730
    Liechtensteinische Landesbank AG.........................  2,104    125,625
    Logitech International SA................................  5,413    238,061
    Logitech International SA................................  9,093    398,728
    Luzerner Kantonalbank AG.................................    581    301,471
*   MCH Group AG.............................................    293     11,270
#   Meier Tobler Group AG....................................    721     15,114
    Metall Zug AG............................................     30     93,139
    Mikron Holding AG........................................    546      5,236
    Mobilezone Holding AG....................................  5,687     59,246
    Mobimo Holding AG........................................  1,259    312,405
#*  Newron Pharmaceuticals SpA...............................    976     11,551
    OC Oerlikon Corp. AG..................................... 35,126    545,766
#   Orell Fuessli Holding AG.................................     12      1,334
    Orior AG.................................................  1,160    100,066
#   Partners Group Holding AG................................    806    611,646
    Phoenix Mecano AG........................................     97     64,630
    Plazza AG, Class A.......................................    139     31,718
    PSP Swiss Property AG....................................  5,478    515,704

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE>>
                                                            ------- -----------
SWITZERLAND -- (Continued)
    Romande Energie Holding SA.............................      13 $    15,620
    Schaffner Holding AG...................................      96      31,020
*   Schmolz + Bickenbach AG................................ 101,169      83,182
    Schweiter Technologies AG..............................     217     237,912
    SFS Group AG...........................................   3,584     424,181
    SGS SA.................................................     238     620,385
    Sonova Holding AG......................................   5,713   1,053,256
    St Galler Kantonalbank AG..............................     400     205,636
#   Straumann Holding AG...................................     771     598,702
    Sulzer AG..............................................   2,814     345,156
    Sunrise Communications Group AG........................   9,796     863,391
    Swatch Group AG (The)..................................   1,483     663,777
    Swatch Group AG (The)..................................   2,230     183,522
    Swiss Life Holding AG..................................   2,415     865,967
    Swiss Prime Site AG....................................   9,323     854,383
    Swiss Re AG............................................  10,763     986,787
    Swisscom AG............................................   3,204   1,504,264
    Swissquote Group Holding SA............................   1,917     125,979
    Tamedia AG.............................................     479      71,824
    Temenos AG.............................................   5,716     919,998
    Thurgauer Kantonalbank.................................     103      10,609
#   u-blox Holding AG......................................   1,941     360,230
    UBS Group AG...........................................  35,594     585,039
*   UBS Group AG...........................................  94,331   1,548,915
    Valiant Holding AG.....................................   3,154     336,669
    Valora Holding AG......................................     767     235,803
    VAT Group AG...........................................   3,383     444,149
    Vaudoise Assurances Holding SA.........................     199     102,427
    Vetropack Holding AG...................................      39      79,813
    Vifor Pharma AG........................................   5,610   1,061,150
*   Von Roll Holding AG....................................   5,887       7,327
    Vontobel Holding AG....................................   7,247     502,426
    VP Bank AG.............................................     642     125,187
    VZ Holding AG..........................................     244      77,758
    Walliser Kantonalbank..................................      10       1,080
    Warteck Invest AG......................................       7      13,569
#   Ypsomed Holding AG.....................................     385      56,837
    Zehnder Group AG.......................................   2,271      98,799
    Zug Estates Holding AG.................................      25      43,156
    Zuger Kantonalbank AG..................................      16      93,950
    Zurich Insurance Group AG..............................   8,586   2,632,900
                                                                    -----------
TOTAL SWITZERLAND..........................................          47,230,881
                                                                    -----------
UNITED KINGDOM -- (15.3%)
    3i Group P.L.C.........................................  99,577   1,236,724
    4imprint Group P.L.C...................................   1,351      35,802
    A.G. Barr P.L.C........................................  21,715     192,797
    AA P.L.C...............................................  76,701     112,648
*   Acacia Mining P.L.C....................................  23,015      36,997
    Admiral Group P.L.C....................................  16,821     437,257
    Aggreko P.L.C..........................................  59,451     579,348
    Air Partner P.L.C......................................   9,325      13,646
    Anglo American P.L.C................................... 152,936   3,461,833
    Anglo Pacific Group P.L.C..............................  37,140      65,002
    Anglo-Eastern Plantations P.L.C........................   2,071      19,888
    Antofagasta P.L.C......................................  48,726     639,923
    Arrow Global Group P.L.C...............................  37,295     125,174
    Ascential P.L.C........................................   3,318      18,279
    Ashmore Group P.L.C....................................  56,347     269,461

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES   VALUE>>
                                                            ------- ----------
UNITED KINGDOM -- (Continued)
    Ashtead Group P.L.C....................................  49,049 $1,505,775
    Associated British Foods P.L.C.........................   7,574    243,843
    Auto Trader Group P.L.C................................ 120,896    674,340
    AVEVA Group P.L.C......................................   6,407    221,048
    Aviva P.L.C............................................ 301,971  1,979,032
    Avon Rubber P.L.C......................................   2,375     45,388
    B&M European Value Retail SA........................... 129,775    702,207
    Balfour Beatty P.L.C...................................  83,955    323,286
#   Barclays P.L.C., Sponsored ADR......................... 142,149  1,469,821
    Barclays P.L.C......................................... 152,565    388,095
    Barratt Developments P.L.C............................. 141,371    990,150
    BBA Aviation P.L.C..................................... 112,771    517,807
    Beazley P.L.C..........................................  74,609    549,190
    Bellway P.L.C..........................................  29,391  1,123,554
    Berkeley Group Holdings P.L.C. (The)...................  18,632    911,969
    BHP Billiton P.L.C.....................................  12,358    284,403
#   BHP Billiton P.L.C., ADR...............................  48,655  2,250,780
    Biffa P.L.C............................................   4,898     14,823
    Bloomsbury Publishing P.L.C............................   9,816     27,325
    Bodycote P.L.C.........................................  45,074    591,995
    Bovis Homes Group P.L.C................................  29,504    446,020
    BP P.L.C., Sponsored ADR............................... 150,399  6,781,485
    BP P.L.C............................................... 399,407  3,001,719
    Braemar Shipping Services P.L.C........................   6,415     21,861
    Brewin Dolphin Holdings P.L.C..........................  71,488    328,537
    Britvic P.L.C..........................................  42,026    442,952
#   BT Group P.L.C., Sponsored ADR.........................   1,608     24,699
    BT Group P.L.C......................................... 230,167    704,100
*   BTG P.L.C..............................................   9,045     62,973
    Bunzl P.L.C............................................  10,423    309,710
    Burberry Group P.L.C...................................  31,082    858,544
*   Cairn Energy P.L.C..................................... 131,575    421,713
    Cambian Group P.L.C....................................  15,934     39,256
    Capita P.L.C........................................... 143,255    303,959
    Capital & Counties Properties P.L.C....................  76,996    278,161
*   Carclo P.L.C...........................................   7,329     10,930
    Card Factory P.L.C.....................................  58,527    161,856
#*  Carillion P.L.C........................................  52,504      7,828
    Carnival P.L.C.........................................   1,660     96,359
#   Carnival P.L.C., ADR...................................   5,689    334,968
*   Carpetright P.L.C......................................   1,047        370
    Centamin P.L.C......................................... 237,611    370,438
    Centrica P.L.C......................................... 353,422    690,567
    Chesnara P.L.C.........................................  10,149     53,444
    Cineworld Group P.L.C.................................. 204,076    724,743
#*  Circassia Pharmaceuticals P.L.C........................  29,532     29,808
    City of London Investment Group P.L.C..................   2,945     15,082
    Clarkson P.L.C.........................................   1,911     63,789
    Clipper Logistics P.L.C................................   3,651     15,987
    Close Brothers Group P.L.C.............................  35,790    744,891
    CLS Holdings P.L.C.....................................  21,166     61,483
    CMC Markets P.L.C......................................  33,566     86,858
*   Cobham P.L.C........................................... 558,756    916,083
    Coca-Cola HBC AG.......................................  13,883    498,289
    Communisis P.L.C.......................................  36,195     24,254
    Compass Group P.L.C....................................  31,554    678,701
    Computacenter P.L.C....................................  21,327    438,424
    Connect Group P.L.C....................................  18,166      6,711
    Consort Medical P.L.C..................................   7,742    112,001

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE>>
                                                            ------- ----------
UNITED KINGDOM -- (Continued)..............................
    ConvaTec Group P.L.C................................... 172,812 $  496,184
    Costain Group P.L.C....................................  29,486    168,290
    Countryside Properties P.L.C...........................  23,861    104,779
*   Countrywide P.L.C......................................  18,971     12,091
    Cranswick P.L.C........................................  11,067    475,983
    Crest Nicholson Holdings P.L.C.........................  55,571    277,132
    Croda International P.L.C..............................   9,413    635,052
    CYBG P.L.C.............................................  44,352    200,910
    Daejan Holdings P.L.C..................................     864     69,146
    Daily Mail & General Trust P.L.C.......................  25,485    249,109
#   Dairy Crest Group P.L.C................................  35,970    228,790
    DCC P.L.C..............................................   9,273    857,912
    De La Rue P.L.C........................................  12,322     81,828
    Debenhams P.L.C........................................ 140,138     22,103
    Dechra Pharmaceuticals P.L.C...........................   5,607    219,573
    Devro P.L.C............................................  43,406    112,090
    DFS Furniture P.L.C....................................  22,676     61,035
    Dignity P.L.C..........................................   5,002     66,333
    Diploma P.L.C..........................................  22,302    385,353
    Direct Line Insurance Group P.L.C...................... 258,983  1,168,491
    DiscoverIE Group P.L.C.................................   5,122     27,665
    Dixons Carphone P.L.C.................................. 227,079    526,508
    Domino's Pizza Group P.L.C.............................  76,762    317,656
    Drax Group P.L.C.......................................  94,063    449,401
    DS Smith P.L.C......................................... 161,847  1,069,318
    Dunelm Group P.L.C.....................................  14,489     99,653
    easyJet P.L.C..........................................  19,216    408,080
    Electrocomponents P.L.C................................  70,328    661,566
    Elementis P.L.C........................................  60,153    204,946
*   EnQuest P.L.C.......................................... 269,977    127,865
    Entertainment One, Ltd.................................  76,442    359,382
    Equiniti Group P.L.C...................................  10,559     29,668
    esure Group P.L.C......................................  89,144    238,319
    Euromoney Institutional Investor P.L.C.................   9,428    167,760
    Evraz P.L.C............................................  44,279    323,027
    Experian P.L.C.........................................  32,293    792,864
    Ferguson P.L.C.........................................   9,589    756,217
    Ferrexpo P.L.C.........................................  92,732    236,734
    Fidessa Group P.L.C....................................   8,391    424,558
*   Findel P.L.C...........................................   6,451     25,502
*   Firstgroup P.L.C....................................... 235,387    272,011
*   Flybe Group P.L.C......................................  17,192      9,111
    Foxtons Group P.L.C....................................  38,161     29,410
    Fresnillo P.L.C........................................  11,425    155,609
    G4S P.L.C.............................................. 204,233    739,196
    Galliford Try P.L.C....................................  20,672    252,465
    Games Workshop Group P.L.C.............................   3,373    132,556
*   Gem Diamonds, Ltd......................................  15,725     24,254
    Genus P.L.C............................................   5,542    208,721
    Glencore P.L.C......................................... 733,649  3,217,368
    Go-Ahead Group P.L.C. (The)............................  12,736    257,766
    Gocompare.Com Group P.L.C..............................  52,665     83,932
    Grafton Group P.L.C....................................  22,092    221,669
    Grainger P.L.C.........................................  45,250    181,750
    Greencore Group P.L.C..................................  42,504     98,976
    Greggs P.L.C...........................................  30,925    427,741
*   Gulf Keystone Petroleum, Ltd...........................  44,583    150,243
*   Gulf Marine Services P.L.C.............................  22,626     11,923
    Gym Group P.L.C. (The).................................  12,823     49,290

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE>>
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    Halfords Group P.L.C....................................  53,785 $  230,487
    Halma P.L.C.............................................  39,042    720,217
    Hargreaves Lansdown P.L.C...............................  12,265    334,118
    Hastings Group Holdings P.L.C...........................  25,598     83,666
    Hays P.L.C.............................................. 339,457    884,575
    Headlam Group P.L.C.....................................   9,335     56,125
    Helical P.L.C...........................................  23,029     96,492
    Henry Boot P.L.C........................................   3,282     11,289
    Hill & Smith Holdings P.L.C.............................  22,245    438,883
    Hilton Food Group P.L.C.................................   3,917     49,150
    Hiscox, Ltd.............................................  28,931    607,018
    Hochschild Mining P.L.C.................................  81,816    187,123
    Hollywood Bowl Group P.L.C..............................   5,745     15,548
    HomeServe P.L.C.........................................  47,000    623,717
    Hostelworld Group P.L.C.................................   2,529      9,619
    Howden Joinery Group P.L.C.............................. 133,974    838,734
    HSBC Holdings P.L.C.....................................  20,668    197,923
#   HSBC Holdings P.L.C., Sponsored ADR..................... 162,270  7,857,113
*   Hunting P.L.C...........................................  24,785    253,951
    Huntsworth P.L.C........................................  16,294     24,858
    Ibstock P.L.C...........................................  87,920    283,267
    IG Group Holdings P.L.C.................................  89,515  1,080,564
    IMI P.L.C...............................................  43,245    703,549
    Inchcape P.L.C..........................................  94,493    874,183
*   Indivior P.L.C..........................................  92,158    369,655
    Informa P.L.C...........................................  65,826    681,857
    Inmarsat P.L.C..........................................  89,937    671,996
    InterContinental Hotels Group P.L.C.....................   5,167    318,934
#   InterContinental Hotels Group P.L.C., ADR...............   6,582    409,395
    Intermediate Capital Group P.L.C........................  28,742    399,957
    International Consolidated Airlines Group SA............  73,944    688,176
    International Personal Finance P.L.C....................  29,083     91,519
#*  Interserve P.L.C........................................  34,177     31,366
    Intertek Group P.L.C....................................  12,013    926,711
    Investec P.L.C..........................................  93,560    677,277
#*  IP Group P.L.C..........................................  61,065     99,381
    ITE Group P.L.C......................................... 136,350    148,336
    ITV P.L.C............................................... 271,623    587,053
    IWG P.L.C............................................... 175,801    700,068
    J Sainsbury P.L.C....................................... 159,237    682,851
    James Fisher & Sons P.L.C...............................  10,297    243,459
    Jardine Lloyd Thompson Group P.L.C......................  18,475    341,659
    JD Sports Fashion P.L.C.................................  71,389    438,106
    John Laing Group P.L.C..................................   9,036     34,549
#   John Menzies P.L.C......................................  25,276    214,913
    John Wood Group P.L.C...................................  91,417    779,946
    Johnson Matthey P.L.C...................................  20,197    995,059
    Jupiter Fund Management P.L.C...........................  83,341    478,859
*   Just Eat P.L.C..........................................  11,579    120,361
    Just Group P.L.C........................................  61,501     87,446
    Kainos Group P.L.C......................................   1,984      9,666
*   KAZ Minerals P.L.C......................................  45,328    502,017
    KCOM Group P.L.C........................................ 129,442    158,877
    Keller Group P.L.C......................................  17,172    242,589
    Kier Group P.L.C........................................  11,971    151,795
    Kingfisher P.L.C........................................ 165,248    642,451
*   Lamprell P.L.C..........................................  41,997     50,060
    Lancashire Holdings, Ltd................................  35,772    268,775
    Legal & General Group P.L.C............................. 395,954  1,362,608

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE>>
                                                           --------- ----------
UNITED KINGDOM -- (Continued)
*   Liberty Global P.L.C., Class A........................     3,806 $  107,442
*   Liberty Global P.L.C..................................     9,330    253,216
    Lloyds Banking Group P.L.C............................ 2,274,664  1,864,492
#   Lloyds Banking Group P.L.C., ADR......................   153,413    509,331
    London Stock Exchange Group P.L.C.....................    15,514    894,136
*   Lonmin P.L.C..........................................    14,920      8,199
    Lookers P.L.C.........................................    64,764     89,554
    Low & Bonar P.L.C.....................................    25,791     16,528
    LSL Property Services P.L.C...........................     6,199     21,236
    Man Group P.L.C.......................................   311,184    708,181
    Marks & Spencer Group P.L.C...........................   350,539  1,416,756
    Marshalls P.L.C.......................................    50,187    285,100
    McBride P.L.C.........................................    44,516     82,536
    McCarthy & Stone P.L.C................................    41,469     58,932
    McColl's Retail Group P.L.C...........................     4,154      8,169
    Mears Group P.L.C.....................................    24,782    105,790
    Meggitt P.L.C.........................................   149,944  1,121,253
    Melrose Industries P.L.C..............................   498,646  1,410,993
    Merlin Entertainments P.L.C...........................   112,728    582,741
    Micro Focus International P.L.C.......................    21,697    354,036
    Millennium & Copthorne Hotels P.L.C...................    21,872    148,986
    Mitie Group P.L.C.....................................    59,502    120,053
    MJ Gleeson P.L.C......................................     3,822     38,114
    Mondi P.L.C...........................................    18,712    514,495
    Moneysupermarket.com Group P.L.C......................    85,236    351,306
    Morgan Advanced Materials P.L.C.......................    67,061    313,628
    Morgan Sindall Group P.L.C............................     5,696    105,310
*   Mothercare P.L.C......................................    36,668     10,165
    N Brown Group P.L.C...................................    16,501     31,484
    National Express Group P.L.C..........................    85,172    451,094
    National Grid P.L.C...................................     4,142     44,250
    National Grid P.L.C., Sponsored ADR...................     9,332    504,666
    NCC Group P.L.C.......................................    15,893     45,921
    NEX Group P.L.C.......................................    53,922    714,429
    Next P.L.C............................................     4,890    380,707
    NMC Health P.L.C......................................     3,978    197,866
    Non-Standard Finance P.L.C............................    12,954      9,895
    Norcros P.L.C.........................................     7,961     22,477
    Northgate P.L.C.......................................    31,410    180,023
*   Ocado Group P.L.C.....................................    70,718  1,024,628
    On the Beach Group P.L.C..............................     8,203     47,698
    OneSavings Bank P.L.C.................................    40,219    229,582
*   Ophir Energy P.L.C....................................   135,176     76,911
    Oxford Instruments P.L.C..............................    10,243    127,885
    Pagegroup P.L.C.......................................    56,199    441,348
    Paragon Banking Group P.L.C...........................    58,946    384,802
    PayPoint P.L.C........................................     8,942    109,463
    Pearson P.L.C.........................................    50,880    616,263
    Pearson P.L.C., Sponsored ADR.........................    17,710    213,760
    Pendragon P.L.C.......................................   248,241     76,188
    Pennon Group P.L.C....................................    58,009    572,423
    Persimmon P.L.C.......................................    32,656  1,062,122
*   Petra Diamonds, Ltd...................................   178,681    108,044
    Petrofac, Ltd.........................................    58,748    472,394
*   Petropavlovsk P.L.C...................................   457,284     41,040
    Pets at Home Group P.L.C..............................    74,453    113,529
    Phoenix Group Holdings................................   110,361    996,604
    Photo-Me International P.L.C..........................    69,331    101,288
    Polypipe Group P.L.C..................................    49,189    242,518

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE>>
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    Porvair P.L.C...........................................   1,400 $    8,780
*   Premier Foods P.L.C..................................... 159,784     86,404
*   Premier Oil P.L.C....................................... 235,634    396,387
*   Provident Financial P.L.C...............................  29,227    256,803
    Prudential P.L.C., ADR..................................  30,236  1,430,768
    PZ Cussons P.L.C........................................  20,018     61,095
*   Quilter P.L.C........................................... 165,905    336,872
    Randgold Resources, Ltd.................................     919     68,044
    Rathbone Brothers P.L.C.................................   4,864    156,754
*   Raven Property Group, Ltd...............................  18,972     11,011
    Reach P.L.C.............................................  63,277     59,103
    Redrow P.L.C............................................  57,573    405,881
    RELX P.L.C., Sponsored ADR..............................  28,757    631,216
    Renewi P.L.C............................................  74,274     68,254
    Renishaw P.L.C..........................................   5,198    373,269
*   Renold P.L.C............................................   9,728      4,184
    Rentokil Initial P.L.C.................................. 127,498    566,851
#   Rhi Magnesita NV........................................   3,146    199,230
    Ricardo P.L.C...........................................   7,238     76,722
    Rightmove P.L.C.........................................  11,983    765,551
    Rio Tinto P.L.C., Sponsored ADR.........................  62,049  3,443,719
    Robert Walters P.L.C....................................   5,518     54,088
    Rolls-Royce Holdings P.L.C.............................. 124,927  1,624,242
    Rotork P.L.C............................................ 155,778    734,846
*   Royal Bank of Scotland Group P.L.C......................  16,278     54,436
*   Royal Bank of Scotland Group P.L.C., Sponsored ADR......  56,625    383,917
    Royal Dutch Shell P.L.C., Class A.......................  55,365  1,897,197
    Royal Dutch Shell P.L.C., Sponsored ADR.................  52,099  3,562,009
#   Royal Dutch Shell P.L.C., Sponsored ADR.................  59,759  4,245,279
    Royal Dutch Shell P.L.C., Class B.......................   6,426    225,091
    Royal Mail P.L.C........................................ 120,943    744,108
    RPC Group P.L.C......................................... 101,161  1,081,455
    RPS Group P.L.C.........................................  25,396     81,884
    RSA Insurance Group P.L.C...............................  89,408    756,169
    S&U P.L.C...............................................     377     12,340
    Saga P.L.C.............................................. 122,399    199,592
    Sage Group P.L.C. (The).................................  37,789    308,167
    Savills P.L.C...........................................  36,937    429,311
    Schroders P.L.C.........................................   9,717    396,755
    Schroders P.L.C.........................................   3,051     95,090
    SDL P.L.C...............................................   5,135     34,301
    Senior P.L.C............................................ 113,041    470,434
*   Serco Group P.L.C.......................................  26,688     35,426
    Severfield P.L.C........................................  33,709     36,590
    Severn Trent P.L.C......................................  19,092    484,559
    SIG P.L.C...............................................  71,621    114,094
    Sky P.L.C...............................................  38,048    760,175
#   Smith & Nephew P.L.C., Sponsored ADR....................     750     26,333
    Smith & Nephew P.L.C....................................  46,902    812,064
    Smiths Group P.L.C......................................  40,329    852,290
    Soco International P.L.C................................  40,227     50,551
    Softcat P.L.C...........................................  10,531    111,854
    Spectris P.L.C..........................................  17,283    524,955
    Speedy Hire P.L.C.......................................  60,534     47,725
    Spirax-Sarco Engineering P.L.C..........................   7,791    709,731
    Spirent Communications P.L.C............................  52,537     78,036
*   Sports Direct International P.L.C.......................  60,773    329,606
    SSE P.L.C...............................................  80,773  1,323,579
    SSP Group P.L.C.........................................  56,893    509,094

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE>>
                                                       --------- --------------
UNITED KINGDOM -- (Continued)
    St James's Place P.L.C............................    44,862 $      709,821
    St. Ives P.L.C....................................    23,466         31,403
    St. Modwen Properties P.L.C.......................    46,015        244,479
    Stagecoach Group P.L.C............................   106,433        222,756
    Standard Chartered P.L.C..........................   108,315        976,713
    Standard Life Aberdeen P.L.C......................   154,603        633,276
    SThree P.L.C......................................    15,411         68,070
    Stobart Group, Ltd................................    13,812         42,602
    STV Group P.L.C...................................       100            565
    Superdry P.L.C....................................     9,884        161,362
    Synthomer P.L.C...................................    68,220        473,480
    TalkTalk Telecom Group P.L.C......................    66,529        100,160
    Tarsus Group P.L.C................................     5,195         21,025
    Tate & Lyle P.L.C.................................   105,686        864,406
    Taylor Wimpey P.L.C...............................   595,508      1,366,609
    Ted Baker P.L.C...................................     5,139        148,750
    Telecom Plus P.L.C................................    14,265        193,224
    Tesco P.L.C.......................................   775,122      2,647,045
    Thomas Cook Group P.L.C...........................   265,125        333,092
    Topps Tiles P.L.C.................................    21,095         16,692
    TP ICAP P.L.C.....................................    54,818        201,267
    Travis Perkins P.L.C..............................    46,541        730,361
    Trifast P.L.C.....................................     6,091         18,441
    TT Electronics P.L.C..............................    17,447         52,878
    TUI AG............................................    17,393        372,151
    TUI AG............................................    20,624        441,201
*   Tullow Oil P.L.C..................................   168,524        500,981
    Tyman P.L.C.......................................     2,416         10,677
    U & I Group P.L.C.................................    27,057         78,713
    UDG Healthcare P.L.C..............................     9,433        103,853
    Unilever P.L.C., Sponsored ADR....................    33,461      1,907,612
    Unilever P.L.C....................................     3,266        186,570
    United Utilities Group P.L.C......................    56,319        531,478
    Urban & Civic P.L.C...............................     3,016         11,999
*   Vectura Group P.L.C...............................   113,000        118,587
    Vedanta Resources P.L.C...........................    10,778        115,728
    Vesuvius P.L.C....................................    24,981        207,630
    Victrex P.L.C.....................................    15,473        641,099
    Virgin Money Holdings UK P.L.C....................    56,601        294,408
    Vitec Group P.L.C. (The)..........................     4,354         69,356
    Vodafone Group P.L.C.............................. 1,288,510      3,147,779
    Volution Group P.L.C..............................     7,694         20,550
    Weir Group P.L.C. (The)...........................     5,608        143,707
    WH Smith P.L.C....................................    17,539        442,829
    Whitbread P.L.C...................................     7,172        368,427
    Wilmington P.L.C..................................     1,608          3,907
    Wincanton P.L.C...................................    16,431         58,112
*   Wizz Air Holdings P.L.C...........................     2,207        100,400
    Wm Morrison Supermarkets P.L.C....................   378,589      1,298,135
    WPP P.L.C.........................................   128,828      2,015,124
    Xaar P.L.C........................................     5,723         19,031
    XP Power, Ltd.....................................       695         32,718
                                                                 --------------
TOTAL UNITED KINGDOM..................................              171,209,413
                                                                 --------------
UNITED STATES -- (0.0%)
    Hecla Mining Co...................................     5,387         17,240
                                                                 --------------
TOTAL COMMON STOCKS...................................            1,054,421,541
                                                                 --------------

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE>>
                                                       --------- --------------
PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
     Biotest AG.......................................     1,499 $       43,195
     Draegerwerk AG & Co. KGaA........................     1,873        143,841
     Fuchs Petrolub SE................................     9,834        555,217
     Henkel AG & Co. KGaA.............................     1,986        249,219
     Jungheinrich AG..................................    13,141        483,648
     Sartorius AG.....................................     3,449        560,725
     STO SE & Co. KGaA................................       292         37,541
                                                                 --------------
TOTAL GERMANY.........................................                2,073,386
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*    Fleetwood Corp., Ltd. Rights 08/13/18............     4,249              0
                                                                 --------------
CANADA -- (0.0%)
#*   Tervita Corp. Warrants 07/19/20..................       159             55
                                                                 --------------
JAPAN -- (0.0%)
*    Akatsuki Corp. Rights 12/25/18...................     3,800          3,772
                                                                 --------------
SINGAPORE -- (0.0%)
*    Ezion Holdings, Ltd. Warrants 04/16/23...........   155,491              0
*    Thomson Medical Group, Ltd. Warrants 04/24/19....   555,200          1,632
                                                                 --------------
TOTAL SINGAPORE.......................................                    1,632
                                                                 --------------
TOTAL RIGHTS/WARRANTS.................................                    5,459
                                                                 --------------
TOTAL INVESTMENT SECURITIES...........................            1,056,500,386
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (5.4%)
@(S) DFA Short Term Investment Fund................... 5,199,361     60,161,807
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $995,021,561)^^...............................           $1,116,662,193
                                                                 ==============

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------
                                   LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                 ------------ ------------ ------- ------------
Common Stocks
   Australia.................... $     54,668 $ 70,410,327   --    $ 70,464,995
   Austria......................           --    6,512,047   --       6,512,047
   Belgium......................      127,322   11,583,388   --      11,710,710
   Canada.......................  109,267,948           --   --     109,267,948
   China........................           --       58,252   --          58,252
   Denmark......................           --   16,273,806   --      16,273,806
   Finland......................           --   17,294,672   --      17,294,672
   France.......................      188,709   84,719,003   --      84,907,712
   Germany......................    1,412,421   69,804,475   --      71,216,896
   Hong Kong....................       42,691   30,278,452   --      30,321,143
   Ireland......................    1,647,051    5,350,829   --       6,997,880
   Israel.......................      489,998    7,370,085   --       7,860,083
   Italy........................      649,206   32,474,804   --      33,124,010
   Japan........................       28,142  249,193,212   --     249,221,354

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------
                                   LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                 ------------ ------------ ------- --------------
   Netherlands.................. $  4,429,844 $ 26,640,309   --    $   31,070,153
   New Zealand..................           --    5,417,583   --         5,417,583
   Norway.......................       82,052   11,986,475   --        12,068,527
   Portugal.....................           --    3,436,762   --         3,436,762
   Singapore....................           --   12,068,517   --        12,068,517
   South Africa.................           --    1,002,797   --         1,002,797
   Spain........................       19,554   27,562,967   --        27,582,521
   Sweden.......................           --   28,085,639   --        28,085,639
   Switzerland..................    2,929,758   44,301,123   --        47,230,881
   United Kingdom...............   36,684,401  134,525,012   --       171,209,413
   United States................       17,240           --   --            17,240
Preferred Stocks
   Germany......................           --    2,073,386   --         2,073,386
Rights/Warrants
   Canada.......................           --           55   --                55
   Japan........................           --        3,772   --             3,772
   Singapore....................           --        1,632   --             1,632
Securities Lending Collateral...           --   60,161,807   --        60,161,807
                                 ------------ ------------   --    --------------
TOTAL........................... $158,071,005 $958,591,188   --    $1,116,662,193
                                 ============ ============   ==    ==============

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2018
                                  (UNAUDITED)

                                                                 SHARES   VALUE>>
                                                                 ------- ----------
COMMON STOCKS -- (94.6%)
BRAZIL -- (5.6%)
    AES Tiete Energia SA........................................ 129,215 $  348,402
    AES Tiete Energia SA........................................      60         32
    Aliansce Shopping Centers SA................................  59,325    238,830
*   Alliar Medicos A Frente SA..................................  17,900     62,905
    Alupar Investimento SA......................................  78,525    342,068
    Anima Holding SA............................................  15,000     59,947
    Arezzo Industria e Comercio SA..............................  32,828    373,036
*   B2W Cia Digital.............................................  69,929    524,471
    B3 SA - Brasil Bolsa Balcao................................. 396,188  2,511,207
    Banco ABC Brasil SA.........................................   1,902      7,865
    Banco Bradesco SA, ADR...................................... 179,007  1,446,376
    Banco Bradesco SA........................................... 222,612  1,653,591
    Banco do Brasil SA.......................................... 128,174  1,109,865
    Banco Santander Brasil SA...................................  94,032    913,939
    BB Seguridade Participacoes SA.............................. 185,022  1,207,255
*   BR Malls Participacoes SA................................... 452,237  1,198,881
    BR Properties SA............................................  53,000    127,371
*   Brasil Brokers Participacoes SA............................. 141,805     12,090
    BrasilAgro - Co. Brasileira de Propriedades Agricolas.......  20,100     75,081
    Braskem SA, Sponsored ADR...................................  32,252    935,308
*   BRF SA......................................................  45,669    275,598
    CCR SA...................................................... 462,003  1,296,164
*   Centrais Eletricas Brasileiras SA...........................  85,082    391,486
    Cia de Locacao das Americas.................................  26,584    203,986
    Cia de Saneamento Basico do Estado de Sao Paulo.............  88,836    591,719
    Cia de Saneamento Basico do Estado de Sao Paulo, ADR........  37,154    248,932
    Cia de Saneamento de Minas Gerais-COPASA....................  33,520    363,305
    Cia de Saneamento do Parana.................................  54,550    647,048
    Cia Energetica de Minas Gerais..............................  82,808    159,514
    Cia Hering..................................................  28,658    112,622
    Cia Paranaense de Energia...................................  11,200     56,697
#*  Cia Siderurgica Nacional SA, Sponsored ADR.................. 356,608    852,293
*   Cia Siderurgica Nacional SA................................. 105,800    258,771
    Cielo SA.................................................... 326,777  1,249,366
*   Construtora Tenda SA........................................  34,598    245,107
*   Cosan Logistica SA.......................................... 121,127    332,404
    Cosan SA....................................................  73,997    726,899
    CSU Cardsystem SA...........................................   8,700     17,153
    CVC Brasil Operadora e Agencia de Viagens SA................  65,929    774,643
    Cyrela Brazil Realty SA Empreendimentos e Participacoes..... 191,168    590,317
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes.............................................   2,400      6,369
*   Direcional Engenharia SA....................................  66,100    121,869
    Duratex SA.................................................. 217,295    589,365
    EcoRodovias Infraestrutura e Logistica SA................... 151,036    313,879
    EDP - Energias do Brasil SA................................. 162,512    591,024
    Embraer SA, Sponsored ADR...................................  62,135  1,270,661
    Energisa SA.................................................  90,948    734,456
*   Eneva SA....................................................  55,228    183,931
    Engie Brasil Energia SA.....................................  58,349    581,267
    Equatorial Energia SA.......................................  96,763  1,579,073
    Estacio Participacoes SA.................................... 132,179    913,874
*   Even Construtora e Incorporadora SA.........................  99,900     99,014
    Ez Tec Empreendimentos e Participacoes SA...................  41,381    190,957
    Fibria Celulose SA..........................................  42,589    839,684
    Fibria Celulose SA, Sponsored ADR...........................   1,296     25,479

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
BRAZIL -- (Continued)
    Fleury SA............................................ 105,760 $  771,510
    Fras-Le SA...........................................   7,800     10,183
*   Gafisa SA............................................  24,952     81,304
    Gafisa SA, ADR.......................................   3,249     21,216
#   Gerdau SA, Sponsored ADR............................. 212,383    934,485
    Gerdau SA............................................  56,767    188,149
#*  Gol Linhas Aereas Inteligentes SA, ADR...............  37,639    275,890
    Grendene SA..........................................  47,615     98,825
    Guararapes Confeccoes SA.............................   4,211    107,426
*   Helbor Empreendimentos SA............................  68,424     19,142
    Hypermarcas SA.......................................  60,061    444,061
    Iguatemi Empresa de Shopping Centers SA..............  25,204    226,032
    Industrias Romi SA...................................   6,200     10,357
    International Meal Co. Alimentacao SA, Class A....... 104,400    203,053
    Iochpe-Maxion SA.....................................  80,000    491,301
    Itau Unibanco Holding SA.............................  96,893  1,032,617
    JBS SA............................................... 511,935  1,230,292
*   JHSF Participacoes SA................................  99,000     28,223
*   JSL SA...............................................  45,100     49,026
*   Kepler Weber SA......................................   9,972     27,658
    Klabin SA............................................  93,353    502,419
    Kroton Educacional SA................................ 400,223  1,204,945
    Light SA.............................................  47,598    165,876
    Localiza Rent a Car SA............................... 198,294  1,254,758
    Lojas Americanas SA..................................  21,588     78,799
    Lojas Renner SA...................................... 309,196  2,543,887
    M Dias Branco SA.....................................  19,000    194,237
    Magazine Luiza SA....................................  29,900  1,053,626
    Magnesita Refratarios SA.............................  24,615    449,574
    Mahle-Metal Leve SA..................................  26,737    195,899
    Marcopolo SA.........................................  59,800     44,611
*   Marfrig Global Foods SA.............................. 158,711    346,743
*   Marisa Lojas SA......................................  39,471     46,587
*   Mills Estruturas e Servicos de Engenharia SA.........  69,900     40,413
*   Minerva SA...........................................  40,417     81,194
    MRV Engenharia e Participacoes SA.................... 212,327    747,300
    Multiplan Empreendimentos Imobiliarios SA............  62,838    336,181
    Multiplus SA.........................................  28,500    210,335
    Natura Cosmeticos SA.................................  90,600    702,438
    Odontoprev SA........................................ 160,832    571,201
*   Paranapanema SA...................................... 160,114     53,751
*   Petro Rio SA.........................................   4,500     96,167
    Petroleo Brasileiro SA, Sponsored ADR................ 176,992  1,851,336
#   Petroleo Brasileiro SA, Sponsored ADR................ 205,156  2,406,480
    Petroleo Brasileiro SA............................... 276,011  1,613,429
    Porto Seguro SA......................................  68,391    903,790
    Portobello SA........................................  82,900     96,963
*   Profarma Distribuidora de Produtos Farmaceuticos SA..  12,326     17,997
    QGEP Participacoes SA................................  55,700    240,116
    Qualicorp Consultoria e Corretora de Seguros SA...... 157,933    843,673
    Raia Drogasil SA.....................................  96,013  1,902,200
    Restoque Comercio e Confeccoes de Roupas SA..........   7,614     53,046
*   RNI Negocios Imobiliarios SA.........................   4,845      4,247
*   Rumo SA.............................................. 317,483  1,256,126
    Santos Brasil Participacoes SA....................... 175,700    126,393
    Sao Carlos Empreendimentos e Participacoes SA........   9,700     74,947
    Sao Martinho SA...................................... 120,631    626,730
    Ser Educacional SA...................................  39,285    185,158
    SLC Agricola SA......................................  34,300    483,433

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE>>
                                                        ---------- -----------
BRAZIL -- (Continued)
    Smiles Fidelidade SA...............................     34,000 $   463,805
    Sonae Sierra Brasil SA.............................     16,000      87,816
*   Springs Global Participacoes SA....................     15,400      32,004
    Sul America SA.....................................    206,855   1,216,341
    Suzano Papel e Celulose SA.........................    130,108   1,544,324
    T4F Entretenimento SA..............................     18,700      41,851
*   Technos SA.........................................     37,155      20,195
*   Tecnisa SA.........................................     87,908      30,682
    Telefonica Brasil SA, ADR..........................      9,305     102,727
    TIM Participacoes SA, ADR..........................     13,731     225,463
    TIM Participacoes SA...............................    191,932     634,097
    TPI - Triunfo Participacoes e Investimentos SA.....     29,600      13,565
    Transmissora Alianca de Energia Eletrica SA........    179,668     967,439
    Tupy SA............................................     43,600     233,839
    Ultrapar Participacoes SA..........................     79,584     861,932
#   Ultrapar Participacoes SA, Sponsored ADR...........     18,730     205,655
    Usinas Siderurgicas de Minas Gerais SA.............     29,600      96,056
    Vale SA, Sponsored ADR.............................    317,514   4,654,762
    Vale SA............................................    815,375  11,913,556
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A....................     50,092     242,232
    Via Varejo SA......................................    137,824     781,785
*   Vulcabras Azaleia SA...............................     87,209     130,815
    WEG SA.............................................     57,153     281,859
    Wiz Solucoes e Corretagem de Seguros SA............     51,600     108,608
                                                                   -----------
TOTAL BRAZIL...........................................             85,332,609
                                                                   -----------

CHILE -- (1.5%)
    AES Gener SA.......................................  1,012,657     268,954
    Aguas Andinas SA, Class A..........................  1,162,882     678,315
*   Australis Seafoods SA..............................    128,638      11,659
#   Banco de Chile, ADR................................      4,329     404,782
    Banco de Credito e Inversiones SA..................     13,212     915,473
    Banco Santander Chile, ADR.........................     33,740   1,107,009
    Besalco SA.........................................    194,910     180,287
    CAP SA.............................................     64,866     671,296
    Cencosud SA........................................    490,381   1,344,858
*   Cia Pesquera Camanchaca SA.........................     88,516       8,801
*   Cia Sud Americana de Vapores SA....................  9,851,081     290,090
    Colbun SA..........................................  2,229,148     496,341
    Embotelladora Andina SA, Class B ADR...............     12,656     315,514
    Empresa Nacional de Telecomunicaciones SA..........     98,019     925,174
*   Empresas AquaChile SA..............................    154,385      94,434
    Empresas CMPC SA...................................    221,459     897,441
    Empresas COPEC SA..................................     59,870     961,964
    Empresas Hites SA..................................     72,367      62,978
*   Empresas La Polar SA...............................  1,272,578      75,826
    Enel Americas SA, ADR..............................    213,936   1,876,223
    Enel Americas SA...................................    917,475     162,075
    Enel Chile SA, ADR.................................    201,127   1,055,914
    Engie Energia Chile SA.............................    540,761   1,102,305
    Forus SA...........................................     40,582     120,904
    Grupo Security SA..................................    364,306     173,372
    Inversiones Aguas Metropolitanas SA................    320,527     505,409
    Inversiones La Construccion SA.....................     32,820     550,650
    Itau CorpBanca..................................... 29,559,799     312,402
    Itau CorpBanca, ADR................................      4,431      69,833
#   Latam Airlines Group SA, Sponsored ADR.............     85,354     971,328
    Masisa SA..........................................  1,158,148      72,931

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES     VALUE>>
                                                             --------- -----------
CHILE -- (Continued)
    Molibdenos y Metales SA.................................     3,068 $    39,256
    Multiexport Foods SA....................................   459,667     227,763
    Parque Arauco SA........................................   271,972     760,376
    PAZ Corp. SA............................................   103,525     162,313
    Ripley Corp. SA.........................................   578,382     544,150
    SACI Falabella..........................................   119,161   1,109,668
    Salfacorp SA............................................   268,181     414,207
    Sigdo Koppers SA........................................   152,136     239,746
    Sociedad Matriz SAAM SA................................. 2,372,604     223,999
#   Sociedad Quimica y Minera de Chile SA, Sponsored ADR....    22,517   1,086,896
    Socovesa SA.............................................   166,772      87,603
    SONDA SA................................................   242,411     368,715
                                                                       -----------
TOTAL CHILE.................................................            21,949,234
                                                                       -----------

CHINA -- (16.2%)
*   21Vianet Group, Inc., ADR...............................    19,030     179,643
#   361 Degrees International, Ltd..........................   167,000      48,667
    3SBio, Inc..............................................   115,500     246,423
#*  51job, Inc., ADR........................................     2,153     197,581
*   58.com, Inc., ADR.......................................    12,528     842,633
*   A8 New Media Group, Ltd.................................   334,000      16,617
    AAC Technologies Holdings, Inc..........................   136,000   1,747,751
    AAG Energy Holdings, Ltd................................    54,000      10,519
    Agile Group Holdings, Ltd...............................   558,749     862,721
    Agricultural Bank of China, Ltd., Class H............... 2,973,000   1,444,742
    Ajisen China Holdings, Ltd..............................   175,000      72,192
#*  Alibaba Group Holding, Ltd., Sponsored ADR..............    84,398  15,801,838
#*  Alibaba Pictures Group, Ltd............................. 1,930,000     229,063
*   Aluminum Corp. of China, Ltd., ADR......................     8,700     100,398
*   Aluminum Corp. of China, Ltd., Class H..................   846,000     385,774
    AMVIG Holdings, Ltd.....................................   138,000      33,944
    Angang Steel Co., Ltd., Class H.........................   224,000     238,535
    Anhui Conch Cement Co., Ltd., Class H...................   291,500   1,874,694
    Anhui Expressway Co., Ltd., Class H.....................   100,000      58,801
    ANTA Sports Products, Ltd...............................   291,000   1,486,203
*   Anxin-China Holdings, Ltd...............................   784,000       7,212
*   Aowei Holdings, Ltd.....................................    78,000      19,894
    Asia Cement China Holdings Corp.........................   158,000     121,879
    Ausnutria Dairy Corp., Ltd..............................    76,000     110,407
*   AVIC International Holding HK, Ltd...................... 1,119,171      31,905
    AVIC International Holdings, Ltd., Class H..............   100,000      53,493
    BAIC Motor Corp., Ltd., Class H.........................   334,000     277,601
*   Baidu, Inc., Sponsored ADR..............................    14,364   3,550,494
    BAIOO Family Interactive, Ltd...........................   216,000      14,925
    Bank of China, Ltd., Class H............................ 6,386,356   3,017,019
    Bank of Chongqing Co., Ltd., Class H....................   182,500     116,241
    Bank of Communications Co., Ltd., Class H...............   624,580     452,154
*   Baoye Group Co., Ltd., Class H..........................    78,000      45,225
    BBMG Corp., Class H.....................................   567,282     223,782
    Beijing Capital International Airport Co., Ltd., Class H   366,000     416,884
    Beijing Capital Land, Ltd., Class H.....................   330,000     143,429
*   Beijing Enterprises Clean Energy Group, Ltd............. 4,660,000     104,708
#*  Beijing Enterprises Medical & Health Group, Ltd......... 1,158,000      57,660
    Beijing Enterprises Water Group, Ltd.................... 1,138,000     622,163
    Beijing Jingneng Clean Energy Co., Ltd., Class H........   482,000     107,596
    Beijing North Star Co., Ltd., Class H...................   208,000      67,741
*   Beijing Properties Holdings, Ltd........................   636,000      32,462
#   Beijing Urban Construction Design & Development Group
      Co., Ltd., Class H....................................    56,000      25,415
#   Best Pacific International Holdings, Ltd................   134,000      49,471

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
CHINA -- (Continued)
    BII Railway Transportation Technology Holdings Co.,
      Ltd................................................   116,000 $    7,702
#*  Bitauto Holdings, Ltd., ADR..........................     7,559    183,835
#*  Boer Power Holdings, Ltd.............................    96,000      9,550
    Bosideng International Holdings, Ltd................. 1,032,000    155,246
#*  Boyaa Interactive International, Ltd.................    88,000     24,344
    Brilliance China Automotive Holdings, Ltd............   536,000    701,713
    BYD Electronic International Co., Ltd................   226,000    264,397
    C C Land Holdings, Ltd...............................   879,187    198,659
#*  C.banner International Holdings, Ltd.................   198,000     18,934
    Cabbeen Fashion, Ltd.................................    64,000     23,648
    Canvest Environmental Protection Group Co., Ltd......   148,000     81,275
*   Capital Environment Holdings, Ltd.................... 1,364,000     38,666
*   CAR, Inc.............................................   247,000    245,252
#*  Carnival Group International Holdings, Ltd...........   820,000     36,075
    Carrianna Group Holdings Co., Ltd....................   102,000     15,071
*   CECEP COSTIN New Materials Group, Ltd................   186,000      2,666
    Central China Real Estate, Ltd.......................   205,194     93,815
#   Central China Securities Co., Ltd., Class H..........   165,000     46,802
*   Century Sunshine Group Holdings, Ltd.................   680,000     19,079
*   CGN Meiya Power Holdings Co., Ltd....................   440,000     71,811
    CGN Power Co., Ltd., Class H......................... 1,231,000    326,499
    Changshouhua Food Co., Ltd...........................   110,000     51,410
    Changyou.com, Ltd., ADR..............................     2,707     36,923
#   Chaowei Power Holdings, Ltd..........................   282,000    139,905
*   Cheetah Mobile, Inc., ADR............................     4,678     39,857
*   Chigo Holding, Ltd................................... 1,680,000     16,945
    China Aerospace International Holdings, Ltd..........   658,000     57,026
    China Agri-Industries Holdings, Ltd..................   637,800    253,203
#   China Aircraft Leasing Group Holdings, Ltd...........    85,500     87,305
    China All Access Holdings, Ltd.......................   266,000     25,796
#   China Animation Characters Co., Ltd..................   144,000     49,903
    China Aoyuan Property Group, Ltd.....................   495,000    363,923
    China BlueChemical, Ltd..............................   569,143    211,441
#*  China Chengtong Development Group, Ltd............... 1,142,000     42,961
    China Cinda Asset Management Co., Ltd., Class H...... 1,378,000    387,279
    China CITIC Bank Corp., Ltd., Class H................   613,000    394,541
    China Coal Energy Co., Ltd., Class H.................   424,000    178,121
    China Communications Services Corp., Ltd., Class H...   784,800    497,529
#   China Conch Venture Holdings, Ltd....................   198,500    748,832
    China Construction Bank Corp., Class H............... 8,503,990  7,775,050
    China Datang Corp. Renewable Power Co., Ltd.,
      Class H............................................   690,000    130,159
    China Distance Education Holdings, Ltd., ADR.........     2,704     20,172
    China Dongxiang Group Co., Ltd....................... 1,138,000    188,725
#*  China Dynamics Holdings, Ltd.........................   980,000     14,516
#   China Eastern Airlines Corp., Ltd., Class H..........   392,000    245,064
    China Electronics Huada Technology Co., Ltd..........   162,000     16,523
#   China Electronics Optics Valley Union Holding Co.,
      Ltd................................................   368,000     24,389
*   China Energine International Holdings, Ltd...........   236,000      7,832
    China Energy Engineering Corp., Ltd., Class H........   320,000     42,422
    China Everbright Bank Co., Ltd., Class H.............   202,000     88,850
    China Everbright International, Ltd..................   543,000    662,502
    China Everbright, Ltd................................   306,000    540,894
#*  China Evergrande Group...............................   688,000  1,909,346
*   China Fiber Optic Network System Group, Ltd..........   396,000      6,624
    China Financial Services Holdings, Ltd...............   182,000     14,152
#   China Foods, Ltd.....................................   270,000    141,012
    China Galaxy Securities Co., Ltd., Class H...........   660,000    342,200
    China Gas Holdings, Ltd..............................   387,800  1,573,185
*   China Glass Holdings, Ltd............................   200,000     15,058

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
CHINA -- (Continued)
*   China Greenfresh Group Co., Ltd......................   158,000 $   23,957
#   China Greenland Broad Greenstate Group Co., Ltd......   184,000     21,057
    China Hanking Holdings, Ltd..........................   191,000     21,949
#   China Harmony New Energy Auto Holding, Ltd...........   247,500    104,046
*   China High Precision Automation Group, Ltd...........    73,000      2,127
    China High Speed Transmission Equipment Group Co.,
      Ltd................................................    89,000    110,689
#   China Hongqiao Group, Ltd............................   488,000    463,402
    China Huarong Asset Management Co., Ltd., Class H.... 2,405,000    613,479
*   China Huishan Dairy Holdings Co., Ltd................   231,000         43
*   China Huiyuan Juice Group, Ltd.......................   159,000     30,690
#   China International Capital Corp., Ltd., Class H.....   144,000    248,444
    China International Marine Containers Group Co.,
      Ltd., Class H......................................    73,200     84,141
*   China ITS Holdings Co., Ltd..........................   164,000      6,177
    China Jinmao Holdings Group, Ltd..................... 1,591,120    768,017
    China Lesso Group Holdings, Ltd......................   406,000    249,360
    China Life Insurance Co., Ltd., ADR..................    57,804    727,174
    China Life Insurance Co., Ltd., Class H..............   228,000    572,934
    China Lilang, Ltd....................................   113,000    138,055
#*  China Logistics Property Holdings Co., Ltd...........    39,000     13,458
*   China Longevity Group Co., Ltd.......................    30,000        982
    China Longyuan Power Group Corp., Ltd., Class H......   694,000    646,421
    China Maple Leaf Educational Systems, Ltd............   256,000    219,793
    China Medical System Holdings, Ltd...................   392,000    671,287
    China Meidong Auto Holdings, Ltd.....................   124,000     44,486
    China Mengniu Dairy Co., Ltd.........................   461,000  1,430,623
    China Merchants Bank Co., Ltd., Class H..............   439,098  1,722,259
    China Merchants Land, Ltd............................   584,000     96,185
    China Merchants Port Holdings Co., Ltd...............   250,937    520,328
    China Merchants Securities Co., Ltd., Class H........    30,400     38,864
    China Minsheng Banking Corp., Ltd., Class H..........   448,020    333,116
    China Mobile, Ltd....................................   460,500  4,159,887
    China Mobile, Ltd., Sponsored ADR....................   155,765  7,076,404
*   China Modern Dairy Holdings, Ltd.....................   283,000     47,322
#   China Molybdenum Co., Ltd., Class H..................   474,000    242,799
    China New Town Development Co., Ltd..................   416,254     13,302
    China NT Pharma Group Co., Ltd.......................   198,000     42,495
*   China Nuclear Energy Technology Corp., Ltd...........   114,000     13,384
*   China Oceanwide Holdings, Ltd........................   314,000     16,059
    China Oil & Gas Group, Ltd........................... 1,990,000    159,853
    China Oilfield Services, Ltd., Class H...............   322,000    294,451
#   China Oriental Group Co., Ltd........................   356,000    309,628
    China Overseas Grand Oceans Group, Ltd...............   458,250    160,134
    China Overseas Land & Investment, Ltd................ 1,062,000  3,345,755
    China Overseas Property Holdings, Ltd................   602,000    213,758
    China Pacific Insurance Group Co., Ltd., Class H.....   140,600    550,137
    China Pioneer Pharma Holdings, Ltd...................   119,000     34,122
#   China Power Clean Energy Development Co., Ltd........   150,000     70,999
    China Power International Development, Ltd........... 1,139,999    283,522
*   China Properties Group, Ltd..........................   128,000     23,178
    China Railway Construction Corp., Ltd., Class H......   535,000    646,274
    China Railway Group, Ltd., Class H...................   623,000    541,205
    China Railway Signal & Communication Corp., Ltd.,
      Class H............................................   277,000    196,644
*   China Rare Earth Holdings, Ltd.......................   325,200     16,584
    China Reinsurance Group Corp., Class H............... 1,180,000    246,785
    China Resources Cement Holdings, Ltd.................   574,000    656,210
    China Resources Land, Ltd............................   756,222  2,772,835
    China Resources Power Holdings Co., Ltd..............   425,903    822,698
*   China Ruifeng Renewable Energy Holdings, Ltd.........   288,000     21,681
*   China Rundong Auto Group, Ltd........................    23,000      8,372

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE>>
                                                           --------- ----------
CHINA -- (Continued)
*   China Sandi Holdings, Ltd.............................   240,000 $   13,787
    China Sanjiang Fine Chemicals Co., Ltd................   181,000     56,193
    China SCE Property Holdings, Ltd......................   601,600    269,488
#*  China Shengmu Organic Milk, Ltd.......................   716,000     45,224
    China Shenhua Energy Co., Ltd., Class H...............   668,884  1,516,580
    China Shineway Pharmaceutical Group, Ltd..............    73,000     92,128
*   China Silver Group, Ltd...............................   224,000     32,870
#   China Singyes Solar Technologies Holdings, Ltd........   209,999     66,684
    China South City Holdings, Ltd........................ 1,134,000    220,166
    China Southern Airlines Co., Ltd., Sponsored ADR......     6,230    221,040
    China Southern Airlines Co., Ltd., Class H............   314,000    220,380
    China State Construction International Holdings,
      Ltd.................................................   357,408    426,104
    China Sunshine Paper Holdings Co., Ltd................    91,000     20,003
    China Suntien Green Energy Corp., Ltd., Class H.......   647,000    208,651
*   China Taifeng Beddings Holdings, Ltd..................   134,000      3,457
    China Taiping Insurance Holdings Co., Ltd.............   250,612    859,968
#   China Telecom Corp., Ltd., ADR........................    16,175    763,136
    China Telecom Corp., Ltd., Class H....................    16,000      7,567
#   China Tian Lun Gas Holdings, Ltd......................    79,500    100,246
    China Traditional Chinese Medicine Holdings Co.,
      Ltd.................................................   438,000    323,110
    China Travel International Investment Hong Kong,
      Ltd.................................................   648,000    260,636
    China Unicom Hong Kong, Ltd........................... 1,380,000  1,703,975
    China Unicom Hong Kong, Ltd., ADR.....................    89,553  1,114,935
    China Vanke Co., Ltd., Class H........................   310,800    995,086
#   China Vast Industrial Urban Development Co., Ltd......    61,000     28,296
    China Water Affairs Group, Ltd........................   296,000    388,540
#*  China Water Industry Group, Ltd.......................   324,000     63,571
    China Wood Optimization Holding, Ltd..................    44,000     11,320
    China XLX Fertiliser, Ltd.............................    69,000     29,614
*   China Yurun Food Group, Ltd...........................   179,000     23,085
    China ZhengTong Auto Services Holdings, Ltd...........   323,000    192,259
#   China Zhongwang Holdings, Ltd.........................   554,718    271,847
    Chinasoft International, Ltd..........................   420,000    329,148
    Chongqing Machinery & Electric Co., Ltd., Class H.....   476,000     41,116
    Chongqing Rural Commercial Bank Co., Ltd., Class H....   715,000    438,064
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings,
      Ltd.................................................    92,000      7,737
    Chu Kong Shipping Enterprise Group Co., Ltd...........   132,000     30,835
    CIFI Holdings Group Co., Ltd..........................   894,000    584,022
#   CIMC Enric Holdings, Ltd..............................   104,000     95,264
*   CIMC-TianDa Holdings Co., Ltd.........................   380,000     14,557
*   CITIC Dameng Holdings, Ltd............................   235,000     15,004
    CITIC Resources Holdings, Ltd......................... 1,070,000    118,819
    CITIC Securities Co., Ltd., Class H...................   176,500    353,860
    CITIC, Ltd............................................   360,433    510,907
    Citychamp Watch & Jewellery Group, Ltd................   286,000     60,865
    Clear Media, Ltd......................................    24,000     14,471
    CNOOC, Ltd............................................ 2,141,000  3,586,919
    CNOOC, Ltd., Sponsored ADR............................    11,570  1,943,760
    Cogobuy Group.........................................   152,000     62,882
    Colour Life Services Group Co., Ltd...................   109,000    112,609
#*  Comba Telecom Systems Holdings, Ltd...................   426,533     59,473
    Concord New Energy Group, Ltd......................... 1,644,648     74,360
    Consun Pharmaceutical Group, Ltd......................   132,000    100,570
*   Coolpad Group, Ltd.................................... 1,110,160      4,774
    COSCO SHIPPING Energy Transportation Co., Ltd.,
      Class H.............................................   419,654    182,643
    COSCO SHIPPING Ports, Ltd.............................   506,261    476,134
*   Coslight Technology International Group Co., Ltd......    36,000     13,084
#   Cosmo Lady China Holdings Co., Ltd....................   176,000     88,032
    Country Garden Holdings Co., Ltd...................... 1,616,000  2,518,340

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
CHINA -- (Continued)
*   Country Garden Services Holdings Co., Ltd............   125,287 $  204,634
    CP Pokphand Co., Ltd................................. 1,790,000    171,370
#   CPMC Holdings, Ltd...................................    77,000     34,576
    CRCC High-Tech Equipment Corp., Ltd., Class H........   162,500     38,486
*   CSMall Group, Ltd....................................   125,733     23,955
    CSPC Pharmaceutical Group, Ltd.......................   690,000  1,808,885
*   CSSC Offshore and Marine Engineering Group Co.,
      Ltd., Class H......................................    38,000     39,393
#   CT Environmental Group, Ltd..........................   882,000    110,259
#*  Ctrip.com International, Ltd., ADR...................    34,537  1,421,198
*   CWT International, Ltd...............................   960,000     27,269
*   DaChan Food Asia, Ltd................................    57,000      3,487
    Dah Chong Hong Holdings, Ltd.........................   276,000    131,244
    Dalian Port PDA Co., Ltd., Class H...................   266,799     38,116
*   Daphne International Holdings, Ltd...................   418,000     18,678
*   Datang International Power Generation Co., Ltd.,
      Class H............................................   644,000    186,600
    Dawnrays Pharmaceutical Holdings, Ltd................   124,000     70,869
*   DBA Telecommunication Asia Holdings, Ltd.............   112,000        936
*   Differ Group Holding Co., Ltd........................   206,000     15,697
*   Digital China Holdings, Ltd..........................   269,250    140,122
*   Dongfang Electric Corp., Ltd., Class H...............   109,600     68,504
#   Dongjiang Environmental Co., Ltd., Class H...........    42,600     63,805
    Dongyue Group, Ltd...................................   316,000    259,148
*   Dynagreen Environmental Protection Group Co., Ltd.,
      Class H............................................   110,000     49,602
    E-Commodities Holdings, Ltd..........................   144,000      9,375
*   eHi Car Services, Ltd., Sponsored ADR................     1,400     18,018
    Embry Holdings, Ltd..................................    14,000      4,653
    ENN Energy Holdings, Ltd.............................   176,000  1,789,517
#   Essex Bio-technology, Ltd............................    53,000     43,184
    EVA Precision Industrial Holdings, Ltd...............   184,000     20,182
    Everbright Securities Co., Ltd., Class H.............    48,000     53,714
    Fantasia Holdings Group Co., Ltd.....................   787,500    123,818
    Far East Horizon, Ltd................................   500,000    481,492
*   First Tractor Co., Ltd., Class H.....................   154,000     51,006
*   Forgame Holdings, Ltd................................     4,800      4,856
    Fu Shou Yuan International Group, Ltd................   296,000    273,051
#   Fufeng Group, Ltd....................................   471,400    217,741
*   Fuguiniao Co., Ltd., Class H ........................    51,000      4,727
#   Fullshare Holdings, Ltd.............................. 1,002,482    442,482
    Future Land Development Holdings, Ltd................   666,000    600,786
    Fuyao Glass Industry Group Co., Ltd., Class H........    91,600    332,291
*   GCL-Poly Energy Holdings, Ltd........................ 5,026,000    443,150
    Geely Automobile Holdings, Ltd....................... 1,065,000  2,442,534
    Gemdale Properties & Investment Corp., Ltd........... 1,146,000    118,601
    Genscript Biotech Corp...............................   172,000    422,211
    GF Securities Co., Ltd., Class H.....................   147,600    207,152
*   Glorious Property Holdings, Ltd...................... 1,043,000     59,867
#   Golden Eagle Retail Group, Ltd.......................   169,000    202,175
    Goldlion Holdings, Ltd...............................    92,152     38,187
    Goldpac Group, Ltd...................................    85,000     21,797
#*  GOME Retail Holdings, Ltd............................ 3,207,940    340,429
    Good Friend International Holdings, Inc..............    22,000      4,707
#   Grand Baoxin Auto Group, Ltd.........................   215,323     67,239
    Greatview Aseptic Packaging Co., Ltd.................   357,000    231,030
    Greenland Hong Kong Holdings, Ltd....................   384,000    140,036
#   Greentown China Holdings, Ltd........................   209,500    247,243
#   Greentown Service Group Co., Ltd.....................   258,000    254,936
    Guangdong Investment, Ltd............................   560,000    965,447
*   Guangdong Land Holdings, Ltd.........................   142,000     36,096
    Guangdong Yueyun Transportation Co., Ltd., Class H...    50,000     28,322

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES    VALUE>>
                                                             --------- ----------
CHINA -- (Continued)
    Guangshen Railway Co., Ltd., Sponsored ADR..............     6,762 $  174,121
    Guangshen Railway Co., Ltd., Class H....................   140,000     71,844
    Guangzhou Automobile Group Co., Ltd., Class H...........   276,836    260,585
    Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.,
      Class H...............................................    22,000     93,741
    Guangzhou R&F Properties Co., Ltd., Class H.............   392,400    706,472
*   Guodian Technology & Environment Group Corp., Ltd.,
      Class H...............................................   235,000     13,037
#*  Guolian Securities Co., Ltd., Class H...................    36,500     11,213
#   Guorui Properties, Ltd..................................   154,000     46,749
    Guotai Junan Securities Co., Ltd., Class H..............    46,400     96,259
*   Haichang Ocean Park Holdings, Ltd.......................   266,000     66,149
    Haier Electronics Group Co., Ltd........................   238,000    696,040
*   Hailiang Education Group, Inc., ADR.....................     1,518    120,150
    Haitian International Holdings, Ltd.....................   200,000    470,209
    Haitong Securities Co., Ltd., Class H...................   375,600    380,143
*   Hanergy Thin Film Power Group, Ltd...................... 1,016,000      5,023
    Harbin Bank Co., Ltd., Class H .........................   312,000     68,835
#   HC Group, Inc...........................................   116,000     65,163
*   Health and Happiness H&H International Holdings, Ltd....    71,000    526,972
    Hengan International Group Co., Ltd.....................   221,500  1,973,111
    Hengdeli Holdings, Ltd..................................   687,200     30,681
*   Hi Sun Technology China, Ltd............................   393,000     50,281
    Hilong Holding, Ltd.....................................   346,000     46,219
#   Hisense Kelon Electrical Holdings Co., Ltd., Class H....    68,000     62,075
    HKC Holdings, Ltd.......................................    42,723     37,216
    HNA Infrastructure Co., Ltd., Class H ..................    65,000     60,471
*   Honghua Group, Ltd......................................   761,000     59,133
    Honworld Group, Ltd.....................................    72,000     34,642
#   Hopefluent Group Holdings, Ltd..........................    42,000     16,382
    Hopson Development Holdings, Ltd........................   223,000    187,790
    HOSA International, Ltd.................................   186,000      7,476
*   Hua Han Health Industry Holdings, Ltd................... 1,184,000     14,994
    Hua Hong Semiconductor, Ltd.............................    87,000    306,608
    Huadian Fuxin Energy Corp., Ltd., Class H...............   782,000    185,518
    Huadian Power International Corp., Ltd., Class H........   382,000    179,525
#   Huaneng Power International, Inc., Sponsored ADR........     6,108    183,362
    Huaneng Power International, Inc., Class H..............   352,000    265,191
    Huaneng Renewables Corp., Ltd., Class H................. 1,652,000    614,695
*   Huatai Securities Co., Ltd., Class H....................   159,000    251,095
#   Huazhu Group, Ltd., ADR.................................    13,739    549,697
    Huishang Bank Corp., Ltd., Class H .....................    97,900     42,398
*   Hydoo International Holding, Ltd........................   136,000      6,843
#   IMAX China Holding, Inc.................................    42,200    123,397
    Industrial & Commercial Bank of China, Ltd., Class H.... 8,057,017  5,987,683
    Inner Mongolia Yitai Coal Co., Ltd., Class H............    17,400     17,888
*   JD.com, Inc., ADR.......................................    29,767  1,067,445
#   Jiangnan Group, Ltd.....................................   488,000     28,010
    Jiangsu Expressway Co., Ltd., Class H...................   270,000    328,436
    Jiangxi Copper Co., Ltd., Class H.......................   235,000    297,312
#   Jiayuan International Group, Ltd........................   171,910    334,150
#*  Jinchuan Group International Resources Co., Ltd.........   418,000     65,175
    Jingrui Holdings, Ltd...................................    33,000     13,460
#*  JinkoSolar Holding Co., Ltd., ADR ......................    10,218    141,724
    JNBY Design, Ltd........................................    42,000     99,240
    Joy City Property, Ltd..................................   722,000     89,402
    Ju Teng International Holdings, Ltd.....................   316,000     56,728
    Jutal Offshore Oil Services, Ltd........................    84,000     17,315
    K Wah International Holdings, Ltd.......................   367,892    213,229
*   Kai Yuan Holdings, Ltd.................................. 1,320,000     10,305
    Kaisa Group Holdings, Ltd...............................   462,000    187,314

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
CHINA -- (Continued)
    Kangda International Environmental Co., Ltd..........   250,000 $   36,959
*   Kasen International Holdings, Ltd....................   138,000     59,847
    Kingboard Holdings, Ltd..............................   281,400    984,736
    Kingboard Laminates Holdings, Ltd....................   382,473    459,010
    Kingdee International Software Group Co., Ltd........   226,000    251,190
    Kingsoft Corp., Ltd..................................   174,000    423,240
    Koradior Holdings, Ltd...............................    52,000     65,785
#*  KuangChi Science, Ltd................................   492,000     55,903
    Kunlun Energy Co., Ltd............................... 1,134,000    980,992
    KWG Property Holding, Ltd............................   421,330    481,782
*   Labixiaoxin Snacks Group, Ltd........................    73,000      5,590
    Lai Fung Holdings, Ltd...............................    31,500     44,017
    Le Saunda Holdings, Ltd..............................    92,400     13,646
    Lee & Man Chemical Co., Ltd..........................    60,000     48,205
    Lee & Man Paper Manufacturing, Ltd...................   426,000    415,085
    Lee's Pharmaceutical Holdings, Ltd...................    54,000     57,898
    Legend Holdings Corp., Class H.......................    92,300    275,840
#   Lenovo Group, Ltd.................................... 2,398,000  1,333,582
*   Leoch International Technology, Ltd..................   148,000     15,307
#*  Leyou Technologies Holdings, Ltd.....................   450,000    186,635
*   Li Ning Co., Ltd.....................................   283,000    308,727
*   Lianhua Supermarket Holdings Co., Ltd., Class H......   120,200     32,558
*   Lifestyle China Group, Ltd...........................   165,000     67,099
#*  Lifetech Scientific Corp.............................   328,000     92,694
#*  Link Motion, Inc., Sponsored ADR ....................    24,777     25,520
*   Lisi Group Holdings, Ltd.............................    92,000     11,024
    Livzon Pharmaceutical Group, Inc., Class H...........    21,632    101,922
    Logan Property Holdings Co., Ltd.....................   324,000    408,102
    Longfor Group Holdings, Ltd..........................   395,500  1,115,805
#*  LongiTech Smart Energy Holding, Ltd..................    91,500     21,481
    Lonking Holdings, Ltd................................   454,000    208,632
    Luye Pharma Group, Ltd...............................   209,500    204,061
    LVGEM China Real Estate Investment Co., Ltd..........    90,000     32,203
*   Maanshan Iron & Steel Co., Ltd., Class H.............   534,000    286,125
    Maoye International Holdings, Ltd....................   383,000     36,169
    Min Xin Holdings, Ltd................................    66,000     43,401
*   Mingfa Group International Co., Ltd..................   374,000      2,683
    Minmetals Land, Ltd..................................   347,644     59,015
    Minth Group, Ltd.....................................   234,000    882,930
*   MMG, Ltd.............................................   750,000    460,138
    MOBI Development Co., Ltd............................   100,000     10,842
*   Mobile Internet China Holding, Ltd...................    10,000        409
#   Modern Land China Co., Ltd...........................   184,000     31,697
*   Momo, Inc., Sponsored ADR............................    26,586  1,090,558
#   Nan Hai Corp., Ltd................................... 3,500,000     80,890
*   Nature Home Holding Co., Ltd.........................    19,000      3,927
    NetEase, Inc., ADR...................................    13,404  3,458,232
    New China Life Insurance Co., Ltd., Class H..........    75,200    347,169
    New Oriental Education & Technology Group, Inc.,
      Sponsored ADR......................................     8,655    744,676
#*  New Provenance Everlasting Holdings, Ltd............. 1,640,000      7,316
*   New World Department Store China, Ltd................   209,000     47,973
    Nexteer Automotive Group, Ltd........................   320,000    456,611
    Nine Dragons Paper Holdings, Ltd.....................   476,000    590,399
#*  Noah Holdings, Ltd., ADR.............................     2,677    136,688
#*  North Mining Shares Co., Ltd......................... 3,560,000     20,847
    NVC Lighting Holdings, Ltd...........................   403,000     34,966
#*  O-Net Technologies Group, Ltd........................    88,000     52,913
*   Ourgame International Holdings, Ltd..................    93,000      9,143
    Overseas Chinese Town Asia Holdings, Ltd.............   108,000     47,503

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE>>
                                                                 --------- -----------
CHINA -- (Continued)
#*  Ozner Water International Holding, Ltd......................   147,000 $    36,334
#   Pacific Online, Ltd.........................................   219,000      31,251
*   Panda Green Energy Group, Ltd...............................   304,000      15,702
*   Parkson Retail Group, Ltd...................................   380,000      48,145
    PAX Global Technology, Ltd..................................   244,000     117,412
    People's Insurance Co. Group of China, Ltd. (The), Class H..   612,000     274,012
#   Phoenix Media Investment Holdings, Ltd......................   466,000      39,793
*   Phoenix New Media, Ltd., ADR................................     5,499      22,766
    PICC Property & Casualty Co., Ltd., Class H.................   483,582     546,417
    Ping An Insurance Group Co. of China, Ltd., Class H......... 1,144,000  10,649,815
    Poly Culture Group Corp., Ltd., Class H.....................    25,300      36,772
    Poly Property Group Co., Ltd................................   655,111     262,028
    Postal Savings Bank of China Co., Ltd., Class H.............   221,000     148,562
    Pou Sheng International Holdings, Ltd.......................   553,687     109,212
    Powerlong Real Estate Holdings, Ltd.........................   493,000     256,790
*   Prosperity International Holdings HK, Ltd...................   700,000       5,437
*   PW Medtech Group, Ltd.......................................   223,000      47,201
#   Q Technology Group Co., Ltd.................................   103,000      74,453
*   Qingdao Port International Co., Ltd., Class H...............   216,000     157,544
    Qingling Motors Co., Ltd., Class H..........................   234,000      67,207
#   Qinhuangdao Port Co., Ltd., Class H.........................   128,500      31,328
*   Qinqin Foodstuffs Group Cayman Co., Ltd.....................    24,300       7,100
    Qunxing Paper Holdings Co., Ltd.............................   124,416       5,992
    Red Star Macalline Group Corp., Ltd., Class H...............    45,007      53,128
#   Redco Group.................................................   422,000     272,253
#*  Renhe Commercial Holdings Co., Ltd.......................... 5,231,854     103,403
    Road King Infrastructure, Ltd...............................    98,000     186,419
#*  Ronshine China Holdings, Ltd................................   144,000     175,898
    Sany Heavy Equipment International Holdings Co., Ltd........   344,000     123,546
*   Scud Group, Ltd.............................................   206,000       5,118
#   Seaspan Corp................................................    18,764     160,995
*   Semiconductor Manufacturing International Corp..............   810,400     982,785
#*  Semiconductor Manufacturing International Corp., ADR........    25,567     156,214
#   Shandong Chenming Paper Holdings, Ltd., Class H.............   158,249     134,389
    Shandong Weigao Group Medical Polymer Co., Ltd., Class H....   404,000     309,196
    Shandong Xinhua Pharmaceutical Co., Ltd., Class H...........    67,600      41,479
#*  Shanghai Dasheng Agricultural Finance Technology Co., Ltd.,
      Class H...................................................   928,000       8,641
*   Shanghai Fudan Microelectronics Group Co., Ltd., Class H....    58,000      62,087
    Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd.,
      Class H...................................................    83,000      38,192
    Shanghai Haohai Biological Technology Co., Ltd., Class H....     5,900      41,001
    Shanghai Industrial Holdings, Ltd...........................   139,000     324,485
    Shanghai Industrial Urban Development Group, Ltd............   690,000     125,092
    Shanghai Jin Jiang International Hotels Group Co., Ltd.,
      Class H...................................................   522,000     188,145
    Shanghai La Chapelle Fashion Co., Ltd., Class H.............    20,000      20,611
*   Shanghai Prime Machinery Co., Ltd., Class H.................   278,000      41,810
*   Shanghai Zendai Property, Ltd............................... 2,775,000      62,249
    Shengjing Bank Co., Ltd., Class H...........................    97,500      58,980
*   Shengli Oil & Gas Pipe Holdings, Ltd........................   324,000       8,843
    Shenguan Holdings Group, Ltd................................   550,000      30,479
    Shenzhen Expressway Co., Ltd., Class H......................   188,000     170,282
    Shenzhen International Holdings, Ltd........................   286,125     528,468
    Shenzhen Investment, Ltd.................................... 1,072,987     387,205
    Shenzhou International Group Holdings, Ltd..................   137,000   1,682,408
    Shimao Property Holdings, Ltd...............................   512,356   1,457,157
*   Shougang Concord International Enterprises Co., Ltd......... 3,138,000      82,065
    Shougang Fushan Resources Group, Ltd........................   800,000     193,472
    Shui On Land, Ltd........................................... 1,023,521     239,313
#*  Shunfeng International Clean Energy, Ltd....................   438,000      18,436
    Sichuan Expressway Co., Ltd., Class H.......................   284,000      90,902

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
CHINA -- (Continued)
    Sihuan Pharmaceutical Holdings Group, Ltd............   880,000 $   189,891
*   Silver Grant International Industries, Ltd...........   220,000      40,456
    Sino Biopharmaceutical, Ltd.......................... 1,401,000   1,918,840
    Sino Harbour Holdings Group, Ltd.....................   118,000       3,910
#*  Sinofert Holdings, Ltd...............................   598,000      74,017
*   Sinolink Worldwide Holdings, Ltd.....................   404,000      40,748
#   SinoMedia Holding, Ltd...............................   118,644      30,305
    Sino-Ocean Group Holding, Ltd........................   976,003     552,043
    Sinopec Kantons Holdings, Ltd........................   312,000     138,227
    Sinopec Shanghai Petrochemical Co., Ltd., Class H.... 1,078,000     648,185
    Sinopharm Group Co., Ltd., Class H...................   282,000   1,193,637
    Sinosoft Technology Group, Ltd.......................   238,800      80,756
    Sinotrans Shipping, Ltd..............................   419,673     109,748
    Sinotrans, Ltd., Class H.............................   604,000     280,072
#   Sinotruk Hong Kong, Ltd..............................   170,500     241,140
    Skyfame Realty Holdings, Ltd.........................   226,000     152,289
    Skyworth Digital Holdings, Ltd.......................   669,193     262,122
#   SMI Holdings Group, Ltd..............................   279,200      86,208
    SOHO China, Ltd......................................   691,412     325,638
*   Sohu.com, Ltd., ADR..................................     6,475     163,170
#*  Sparkle Roll Group, Ltd..............................   456,000      18,046
    Springland International Holdings, Ltd...............   239,000      53,945
*   SPT Energy Group, Inc................................    72,000       6,517
*   SRE Group, Ltd....................................... 2,226,857      46,056
    SSY Group, Ltd.......................................   479,719     458,532
    Summi Group Holdings, Ltd............................   108,000       9,086
    Sun Art Retail Group, Ltd............................   688,000     879,492
#   Sun King Power Electronics Group.....................    96,000      16,885
    Sunac China Holdings, Ltd............................   603,000   1,971,706
    Sunny Optical Technology Group Co., Ltd..............   124,400   2,063,373
*   Sunshine 100 China Holdings, Ltd.....................    93,000      45,876
    Symphony Holdings, Ltd...............................   230,000      32,856
*   TAL Education Group, ADR.............................    39,786   1,272,754
#   Tarena International, Inc., ADR .....................     8,606      76,421
*   Taung Gold International, Ltd........................ 3,250,000      15,746
    TCL Electronics Holdings, Ltd........................   198,666      96,869
*   Tech Pro Technology Development, Ltd................. 1,644,000       5,341
#*  Technovator International, Ltd.......................   108,000      26,448
    Tencent Holdings, Ltd................................   675,400  30,740,402
    Tenfu Cayman Holdings Co., Ltd.......................    34,000      21,370
*   Tesson Holdings, Ltd.................................    78,000       9,530
    Texhong Textile Group, Ltd...........................   125,000     203,927
#   Tian An China Investment Co., Ltd....................   140,000      79,619
    Tian Ge Interactive Holdings, Ltd....................    94,000      65,365
    Tian Shan Development Holding, Ltd...................   104,000      31,815
    Tiangong International Co., Ltd......................   156,000      31,669
#*  Tianjin Capital Environmental Protection Group Co.,
      Ltd., Class H......................................    80,000      36,030
    Tianjin Development Holdings, Ltd....................    80,000      32,017
    Tianjin Port Development Holdings, Ltd...............   744,000      91,116
    Tianneng Power International, Ltd....................   292,000     402,600
    Tingyi Cayman Islands Holding Corp...................   604,000   1,396,522
    Tomson Group, Ltd....................................   152,385      54,419
    Tong Ren Tang Technologies Co., Ltd., Class H........   176,000     259,864
#   Tongda Group Holdings, Ltd........................... 1,240,000     250,108
    Tonly Electronics Holdings, Ltd......................    22,200      21,555
#   Top Spring International Holdings, Ltd...............    95,000      31,891
    Towngas China Co., Ltd...............................   275,826     274,228
    TPV Technology, Ltd..................................   401,412      40,971
    TravelSky Technology, Ltd., Class H..................   146,500     417,604

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
CHINA -- (Continued)
    Trigiant Group, Ltd..................................   190,000 $     29,096
#   Truly International Holdings, Ltd....................   641,140       98,271
#   Tsaker Chemical Group, Ltd...........................    35,000       23,209
#*  Tuniu Corp., Sponsored ADR...........................     6,952       52,140
    Uni-President China Holdings, Ltd....................   291,966      338,080
#   United Energy Group, Ltd............................. 1,938,000      279,332
#   Universal Medical Financial & Technical Advisory
      Services Co., Ltd..................................   152,500      123,645
#   Vinda International Holdings, Ltd....................    53,000       96,604
*   Vipshop Holdings, Ltd., ADR..........................    93,011      897,556
    Want Want China Holdings, Ltd........................ 1,625,000    1,346,750
    Wasion Holdings, Ltd.................................   176,000       94,188
#*  Weibo Corp., Sponsored ADR...........................       521       43,113
    Weichai Power Co., Ltd., Class H ....................   626,120      766,017
    Weiqiao Textile Co., Class H.........................    58,000       24,505
    West China Cement, Ltd...............................   864,000      152,210
#   Wisdom Sports Group..................................   118,000       10,863
#   Xiabuxiabu Catering Management China Holdings Co.,
      Ltd................................................    86,000      186,054
    Xiamen International Port Co., Ltd., Class H.........   360,000       55,570
#*  Xinchen China Power Holdings, Ltd....................   128,000       13,100
    Xingda International Holdings, Ltd...................   383,393      121,822
    Xingfa Aluminium Holdings, Ltd.......................    48,000       36,822
    Xinhua Winshare Publishing and Media Co., Ltd.,
      Class H............................................    75,000       50,517
    Xinjiang Goldwind Science & Technology Co., Ltd.,
      Class H............................................   145,338      185,662
*   Xinjiang Xinxin Mining Industry Co., Ltd., Class H...   236,000       31,353
    Xinyi Solar Holdings, Ltd............................ 1,066,000      317,979
    Xinyuan Real Estate Co., Ltd., ADR...................     9,856       46,323
    Xtep International Holdings, Ltd.....................   227,500      143,053
    Yadea Group Holdings, Ltd............................   248,000       96,063
*   Yanchang Petroleum International, Ltd................ 2,200,000       27,169
*   Yangtze Optical Fibre and Cable Joint Stock, Ltd.
      Co., Class H.......................................    45,500      176,229
    Yanzhou Coal Mining Co., Ltd., Class H...............   500,000      624,602
#*  Yashili International Holdings, Ltd..................   245,000       49,292
    YiChang HEC ChangJiang Pharmaceutical Co., Ltd.,
      Class H............................................    19,200       93,680
    Yida China Holdings, Ltd.............................    36,000       12,141
#   Yihai International Holding, Ltd.....................    70,000      159,026
    Yip's Chemical Holdings, Ltd.........................    88,000       30,874
#   Yirendai, Ltd., ADR..................................     5,819      104,451
#*  Youyuan International Holdings, Ltd..................   136,920       54,440
*   Yuanda China Holdings, Ltd...........................   334,000        4,178
*   YuanShengTai Dairy Farm, Ltd.........................   191,000        4,994
    Yuexiu Property Co., Ltd............................. 2,231,292      424,387
    Yuexiu Transport Infrastructure, Ltd.................   198,752      144,271
    Yum China Holdings, Inc..............................    57,348    2,069,116
    Yunnan Water Investment Co., Ltd., Class H...........    92,000       33,081
    Yuzhou Properties Co., Ltd...........................   581,200      329,303
*   YY, Inc., ADR........................................    14,570    1,358,361
#   Zhaojin Mining Industry Co., Ltd., Class H...........   222,000      179,247
    Zhejiang Expressway Co., Ltd., Class H...............   370,000      314,263
    Zhengzhou Coal Mining Machinery Group Co., Ltd.,
      Class H............................................    53,200       24,076
#*  Zhong An Real Estate, Ltd............................   490,000       25,643
#   Zhongsheng Group Holdings, Ltd.......................   188,500      430,056
    Zhongyu Gas Holdings, Ltd............................    58,000       65,577
*   Zhuguang Holdings Group Co., Ltd.....................   170,000       30,352
    Zhuhai Holdings Investment Group, Ltd................    82,000        9,309
    Zhuzhou CRRC Times Electric Co., Ltd., Class H.......    82,750      497,111
    Zijin Mining Group Co., Ltd., Class H................ 1,206,000      447,114
#   Zoomlion Heavy Industry Science and Technology Co.,
      Ltd., Class H......................................   414,400      167,307
*   ZTE Corp., Class H...................................    34,320       58,856
                                                                    ------------
TOTAL CHINA..............................................            245,591,626
                                                                    ------------

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE>>
                                                        --------- ----------
COLOMBIA -- (0.5%)
    Almacenes Exito SA.................................   125,478 $  704,986
    Banco de Bogota SA.................................    13,628    322,961
    Bancolombia SA, Sponsored ADR......................    20,966    962,549
    Bancolombia SA.....................................    40,533    469,204
    Bolsa de Valores de Colombia.......................     3,425     14,172
    Celsia SA ESP......................................   199,394    309,732
    Cementos Argos SA .................................   105,213    334,876
*   CEMEX Latam Holdings SA............................    76,893    194,194
    Constructora Conconcreto SA........................     2,809        682
*   Corp. Financiera Colombiana SA.....................    30,205    248,283
    Ecopetrol SA, Sponsored ADR........................    20,629    440,842
    Ecopetrol SA....................................... 1,443,837  1,533,499
*   Empresa de Telecomunicaciones de Bogota............   193,442     25,899
    Grupo Argos SA.....................................    38,866    260,855
    Grupo Aval Acciones y Valores SA, ADR..............    14,351    112,368
    Grupo de Inversiones Suramericana SA...............    42,895    535,724
    Grupo Energia Bogota SA ESP........................   288,173    200,390
    Grupo Nutresa SA...................................    56,562    527,168
    Interconexion Electrica SA ESP.....................   151,320    743,382
    Mineros SA ........................................     5,269      4,357
    Promigas SA ESP....................................     7,608     18,793
                                                                  ----------
TOTAL COLOMBIA.........................................            7,964,916
                                                                  ----------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S............................................    63,342  1,663,422
    Komercni banka A.S.................................     9,244    401,359
    Moneta Money Bank A.S..............................   207,778    712,704
    O2 Czech Republic A.S..............................    25,632    303,673
                                                                  ----------
TOTAL CZECH REPUBLIC...................................            3,081,158
                                                                  ----------
EGYPT -- (0.1%)
#   Commercial International Bank Egypt S.A.E., GDR....   213,565    976,241
*   Egyptian Financial Group-Hermes Holding Co., GDR...     7,153     14,019
*   Egyptian Financial Group-Hermes Holding Co., GDR...     1,326      2,606
                                                                  ----------
TOTAL EGYPT............................................              992,866
                                                                  ----------
GREECE -- (0.2%)
    Aegean Airlines SA.................................    14,009    133,447
*   Alpha Bank AE......................................    11,944     26,077
    Athens Water Supply & Sewage Co. SA................     9,282     62,904
    Bank of Greece.....................................        93      1,604
*   Ellaktor SA........................................    37,044     75,343
*   FF Group...........................................    11,777     82,439
    Fourlis Holdings SA................................    16,770    113,223
*   GEK Terna Holding Real Estate Construction SA......    19,516    123,032
    Hellenic Exchanges - Athens Stock Exchange SA......    17,189     94,181
    Hellenic Petroleum SA..............................    13,422    112,233
    Hellenic Telecommunications Organization SA........    61,926    804,763
*   Holding Co. ADMIE IPTO SA..........................    23,407     46,583
*   Intracom Holdings SA...............................    23,370     15,591
    JUMBO SA...........................................    30,650    490,932
*   LAMDA Development SA...............................     8,831     63,850
*   Marfin Investment Group Holdings SA................   371,966     44,176
    Motor Oil Hellas Corinth Refineries SA.............    20,574    437,135
    Mytilineos Holdings SA.............................    22,976    231,043
*   National Bank of Greece SA.........................    18,817      6,124
*   Piraeus Bank SA....................................       190        600
    Piraeus Port Authority SA..........................       988     19,692

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EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE>>
                                                        --------- ----------
GREECE -- (Continued)
*   Public Power Corp. SA .............................    23,407 $   48,599
    Terna Energy SA....................................    15,305    100,576
    Titan Cement Co. SA................................     9,067    219,964
                                                                  ----------
TOTAL GREECE...........................................            3,354,111
                                                                  ----------
HONG KONG -- (0.0%)
#*  Sino Oil And Gas Holdings, Ltd..................... 3,485,000     13,775
                                                                  ----------
HUNGARY -- (0.4%)
    CIG Pannonia Life Insurance P.L.C., Class A........    29,030     45,423
    Magyar Telekom Telecommunications P.L.C............   260,648    375,755
    MOL Hungarian Oil & Gas P.L.C......................   274,210  2,686,680
    OTP Bank P.L.C.....................................    67,248  2,529,475
                                                                  ----------
TOTAL HUNGARY..........................................            5,637,333
                                                                  ----------
INDIA -- (11.4%)
*   3M India, Ltd......................................       554    188,562
*   5Paisa Capital, Ltd................................     4,308     22,224
    8K Miles Software Services, Ltd....................     6,082     25,556
    Aarti Drugs, Ltd...................................     1,291     10,547
    Aarti Industries...................................    15,698    280,688
*   Aban Offshore, Ltd.................................    10,760     17,265
    ABB India, Ltd.....................................     6,497    115,428
    Abbott India, Ltd..................................     1,520    169,690
    ACC, Ltd...........................................    14,319    320,935
    Adani Enterprises, Ltd.............................   146,362    417,057
*   Adani Green Energy, Ltd............................   111,381     98,087
    Adani Ports & Special Economic Zone, Ltd...........   237,414  1,390,996
*   Adani Power, Ltd...................................   470,066    214,355
*   Adani Transmissions, Ltd...........................   105,208    259,606
*   Aditya Birla Capital, Ltd..........................   144,644    309,584
*   Aditya Birla Fashion and Retail, Ltd...............   134,550    276,571
    Advanced Enzyme Technologies, Ltd..................     8,712     26,732
    Aegis Logistics, Ltd...............................    47,377    164,803
    Agro Tech Foods, Ltd...............................     4,264     40,077
*   Ahluwalia Contracts India, Ltd.....................     2,080      9,976
    AIA Engineering, Ltd...............................    13,290    319,952
*   Ajanta Pharma, Ltd.................................    12,996    215,534
    Akzo Nobel India, Ltd..............................     6,563    177,731
    Alembic Pharmaceuticals, Ltd.......................    27,495    225,145
    Alembic, Ltd.......................................    54,445     32,824
*   Allahabad Bank.....................................   105,555     70,320
    Allcargo Logistics, Ltd............................    27,460     48,107
    Amara Raja Batteries, Ltd..........................    22,700    274,122
    Ambuja Cements, Ltd................................   124,173    417,655
*   Amtek Auto, Ltd....................................    52,973      6,353
    Anant Raj, Ltd.....................................    53,435     34,420
*   Andhra Bank........................................    95,200     48,857
    Andhra Sugars, Ltd. (The)..........................     2,017     11,195
    Apar Industries, Ltd...............................     7,842     70,978
    APL Apollo Tubes, Ltd..............................     3,950     94,080
    Apollo Tyres, Ltd..................................   164,832    707,249
    Arvind, Ltd........................................    84,021    516,251
    Asahi India Glass, Ltd.............................    24,049    117,705
    Ashiana Housing, Ltd...............................    15,215     29,780
    Ashok Leyland, Ltd.................................   603,939    992,694
    Ashoka Buildcon, Ltd...............................    39,545     85,249
    Asian Granito India, Ltd...........................     5,474     23,905

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
INDIA -- (Continued)
    Asian Paints, Ltd....................................  67,549 $1,429,031
    Astral Polytechnik, Ltd..............................   8,806    144,332
    Atul, Ltd............................................   6,092    253,441
    Automotive Axles, Ltd................................   3,807     68,087
    Avanti Feeds, Ltd....................................  11,715     82,867
*   Axis Bank, Ltd....................................... 244,687  1,960,541
    Bajaj Auto, Ltd......................................  17,773    701,940
    Bajaj Corp., Ltd.....................................  33,236    200,474
    Bajaj Finance, Ltd...................................  48,391  1,913,161
    Bajaj Finserv, Ltd...................................  18,587  1,896,558
*   Bajaj Hindusthan Sugar, Ltd.......................... 210,829     20,319
    Bajaj Holdings & Investment, Ltd.....................  14,226    603,226
    Balaji Amines, Ltd...................................   6,470     55,028
    Balaji Telefilms, Ltd................................  15,956     26,951
    Balkrishna Industries, Ltd...........................  45,952    809,050
*   Ballarpur Industries, Ltd............................ 168,025     23,932
    Balmer Lawrie & Co., Ltd.............................  12,472     40,097
    Balrampur Chini Mills, Ltd...........................  81,604     86,786
    Banco Products India, Ltd............................  11,777     35,265
    Bank of Baroda.......................................  79,314    177,697
*   Bank of India........................................  66,618     91,879
*   Bank of Maharashtra..................................  36,741      7,115
    Bannari Amman Sugars, Ltd............................     894     18,685
    Bata India, Ltd......................................  12,974    172,243
    BEML, Ltd............................................   3,916     51,474
    Berger Paints India, Ltd............................. 106,165    489,157
*   BF Utilities, Ltd....................................   3,693     17,825
    Bhansali Engineering Polymers, Ltd...................  29,445     62,272
*   Bharat Financial Inclusion, Ltd......................  13,479    240,257
    Bharat Forge, Ltd.................................... 102,023    958,530
    Bharat Petroleum Corp., Ltd.......................... 164,529    940,041
    Bharat Rasayan, Ltd..................................     365     40,437
    Bharti Airtel, Ltd................................... 540,465  3,079,807
    Bharti Infratel, Ltd................................. 107,703    449,871
    Biocon, Ltd..........................................  58,802    501,979
    Birla Corp., Ltd.....................................   9,681    110,265
    Blue Star, Ltd.......................................  14,558    142,994
    Bodal Chemicals, Ltd.................................  28,773     54,232
    Bombay Dyeing & Manufacturing Co., Ltd...............  33,291    126,665
*   Bombay Rayon Fashions, Ltd...........................  10,931      3,201
    Bosch, Ltd...........................................   1,229    338,734
    Brigade Enterprises, Ltd.............................  21,714     62,375
    Britannia Industries, Ltd............................   7,005    669,863
    Can Fin Homes, Ltd...................................  22,994    112,254
    Canara Bank..........................................  46,464    193,654
    Capital First, Ltd...................................   9,181     73,208
    Carborundum Universal, Ltd...........................  29,311    156,731
    Care Ratings, Ltd....................................  13,644    248,193
    Castrol India, Ltd................................... 106,814    272,065
    CCL Products India, Ltd..............................  38,497    149,001
    Ceat, Ltd............................................  11,339    229,395
    Century Plyboards India, Ltd.........................  37,659    138,072
    Century Textiles & Industries, Ltd...................   4,370     58,334
    Cera Sanitaryware, Ltd...............................   2,844    111,799
    CESC, Ltd............................................  32,056    443,744
*   CG Power and Industrial Solutions, Ltd............... 203,600    189,363
    Chambal Fertilizers & Chemicals, Ltd.................  72,529    154,935
    Chennai Petroleum Corp., Ltd.........................  22,713    105,434
    Chennai Super Kings Cricket, Ltd..................... 130,176        801

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
INDIA -- (Continued)
    Cholamandalam Investment and Finance Co., Ltd........  14,306 $  298,935
    City Union Bank, Ltd................................. 100,481    253,390
    Clariant Chemicals India, Ltd........................   2,197     13,080
    Coal India, Ltd...................................... 112,997    431,710
*   Coffee Day Enterprises, Ltd..........................  25,890    100,769
    Colgate-Palmolive India, Ltd.........................  32,523    543,472
    Container Corp. Of India, Ltd........................  22,510    219,639
    Coromandel International, Ltd........................  43,846    274,157
*   Corp. Bank...........................................  99,087     40,336
    Cox & Kings, Ltd.....................................  51,200    161,910
    CRISIL, Ltd..........................................   9,323    244,836
    Crompton Greaves Consumer Electricals, Ltd........... 196,701    697,267
    Cummins India, Ltd...................................  17,159    168,843
    Cyient, Ltd..........................................  23,996    245,307
    Dabur India, Ltd.....................................  90,807    559,210
    Dalmia Bharat, Ltd...................................  20,121    780,629
*   DB Corp., Ltd........................................  19,422     66,575
*   DB Realty, Ltd.......................................  62,003     32,253
    DCB Bank, Ltd........................................  93,380    223,906
    DCM Shriram, Ltd.....................................  26,469    127,706
    Deepak Fertilisers & Petrochemicals Corp., Ltd.......  16,772     67,757
    Deepak Nitrite, Ltd..................................  14,093     49,504
*   DEN Networks, Ltd....................................  31,166     23,359
*   Dena Bank............................................ 266,870     62,987
    Dewan Housing Finance Corp., Ltd.....................  95,892    843,130
    DFM Foods, Ltd.......................................     401      6,448
    Dhampur Sugar Mills, Ltd.............................  15,975     19,844
    Dhanuka Agritech, Ltd................................   7,281     58,792
    Dilip Buildcon, Ltd..................................  17,181    203,489
*   Dish TV India, Ltd................................... 176,773    169,776
*   Dishman Carbogen Amcis, Ltd..........................  29,404    110,426
    Divi's Laboratories, Ltd.............................  41,416    694,658
    DLF, Ltd............................................. 124,436    356,728
    Dr Lal PathLabs, Ltd.................................  11,312    154,653
*   Dredging Corp. of India, Ltd.........................   3,050     21,942
*   Dynamatic Technologies, Ltd..........................   1,869     45,423
    eClerx Services, Ltd.................................  12,162    229,657
    Edelweiss Financial Services, Ltd.................... 176,449    802,738
    Eicher Motors, Ltd...................................   2,874  1,167,109
*   EID Parry India, Ltd.................................  39,453    131,977
    EIH, Ltd.............................................  48,850    120,616
    Electrosteel Castings, Ltd...........................  34,724     11,180
    Elgi Equipments, Ltd.................................  25,498    107,919
    Emami, Ltd...........................................  49,436    426,582
    Endurance Technologies, Ltd..........................  12,236    250,076
    Engineers India, Ltd.................................  42,391     84,243
    Entertainment Network India, Ltd.....................   2,514     26,404
*   Eros International Media, Ltd........................  11,209     19,334
    Escorts, Ltd.........................................  22,945    311,417
    Essel Propack, Ltd...................................  79,748    121,867
    Exide Industries, Ltd................................  99,213    406,747
    FDC, Ltd.............................................  25,379     88,907
    Federal Bank, Ltd.................................... 944,020  1,231,155
*   Federal-Mogul Goetze India, Ltd......................   3,768     24,321
    FIEM Industries, Ltd.................................   1,448     16,527
    Finolex Cables, Ltd..................................  25,963    234,411
    Finolex Industries, Ltd..............................  17,949    149,503
*   Firstsource Solutions, Ltd........................... 142,208    149,618
    Future Enterprises, Ltd..............................  99,463     54,411

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE>>
                                                                 ------- ----------
INDIA -- (Continued)
    Future Lifestyle Fashions, Ltd..............................  11,122 $   68,327
*   Future Retail, Ltd..........................................  74,309    580,927
    Gabriel India, Ltd..........................................  37,453     80,009
    GAIL India, Ltd............................................. 171,323    939,359
    Garware Wall Ropes, Ltd.....................................   4,765     80,913
    Gateway Distriparks, Ltd....................................  39,319     95,612
    Gati, Ltd...................................................  16,063     24,862
    GE T&D India, Ltd...........................................  15,833     64,568
    Genus Power Infrastructures, Ltd............................  35,185     21,568
    Geojit Financial Services, Ltd..............................  31,446     38,751
    GHCL, Ltd...................................................  20,516     74,353
    GIC Housing Finance, Ltd....................................  12,531     64,800
    Gillette India, Ltd.........................................   2,089    204,391
*   GMR Infrastructure, Ltd..................................... 997,168    259,593
    Godrej Consumer Products, Ltd...............................  70,280  1,356,154
    Godrej Industries, Ltd......................................  10,514     99,906
    Granules India, Ltd.........................................  26,086     39,417
    Grasim Industries, Ltd......................................  68,116  1,020,010
    Great Eastern Shipping Co., Ltd. (The)......................  31,209    137,613
    Greaves Cotton, Ltd.........................................  47,399    101,145
    Greenply Industries, Ltd....................................  19,337     59,961
    Grindwell Norton, Ltd.......................................   6,272     46,145
    GRUH Finance, Ltd...........................................  94,310    445,759
    Gujarat Alkalies & Chemicals, Ltd...........................  11,691     91,518
    Gujarat Ambuja Exports, Ltd.................................  20,394     64,917
    Gujarat Fluorochemicals, Ltd................................  16,368    180,909
    Gujarat Gas, Ltd............................................  16,049    185,764
    Gujarat Industries Power Co., Ltd...........................  19,775     27,170
    Gujarat Mineral Development Corp., Ltd......................  48,359     80,970
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.........  25,754    156,493
    Gujarat Pipavav Port, Ltd...................................  73,386    124,351
    Gujarat State Fertilizers & Chemicals, Ltd..................  73,343    125,753
    Gujarat State Petronet, Ltd.................................  52,139    150,659
    Gulf Oil Lubricants India, Ltd..............................   5,683     73,294
*   GVK Power & Infrastructure, Ltd............................. 350,798     57,910
*   Hathway Cable & Datacom, Ltd................................ 113,680     28,265
    Hatsun Agro Products, Ltd...................................   9,736     93,030
*   Hatsun Agro Products, Ltd...................................     537      4,111
    Havells India, Ltd..........................................  55,386    512,926
    HBL Power Systems, Ltd......................................  26,967     14,127
    HCL Technologies, Ltd....................................... 194,809  2,742,997
    HDFC Bank, Ltd.............................................. 193,056  6,106,709
*   HealthCare Global Enterprises, Ltd..........................  17,375     70,951
    HEG, Ltd....................................................   2,331    147,258
    HeidelbergCement India, Ltd.................................  39,068     91,340
    Heritage Foods, Ltd.........................................   6,774     61,308
    Hero MotoCorp, Ltd..........................................  17,622    846,916
    Hexaware Technologies, Ltd..................................  69,847    475,461
    Hikal, Ltd..................................................  20,117     42,587
    HIL, Ltd....................................................   1,280     39,460
*   Himachal Futuristic Communications, Ltd..................... 275,133    104,658
    Himadri Speciality Chemical, Ltd............................   9,956     20,105
    Himatsingka Seide, Ltd......................................  11,411     48,606
    Hindalco Industries, Ltd.................................... 338,109  1,056,754
    Hinduja Global Solutions, Ltd...............................   3,291     38,591
    Hindustan Petroleum Corp., Ltd.............................. 143,329    596,109
    Hindustan Unilever, Ltd..................................... 141,308  3,575,596
    Honda SIEL Power Products, Ltd..............................     575     10,913
    Honeywell Automation India, Ltd.............................     764    220,211

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EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
INDIA -- (Continued)
*   Hotel Leela Venture, Ltd.............................  47,230 $   11,175
*   Housing Development & Infrastructure, Ltd............ 116,407     41,103
    Housing Development Finance Corp., Ltd............... 207,931  6,036,642
    HSIL, Ltd............................................  17,822     86,479
    HT Media, Ltd........................................  27,555     22,467
    Huhtamaki PPL, Ltd...................................  11,366     45,220
    I G Petrochemicals, Ltd..............................   7,843     52,127
*   ICICI Bank, Ltd., Sponsored ADR...................... 123,884  1,093,900
    ICICI Bank, Ltd......................................  55,916    246,901
    ICICI Prudential Life Insurance Co., Ltd.............  13,118     80,006
*   IDBI Bank, Ltd....................................... 150,413    129,959
*   Idea Cellular, Ltd................................... 932,788    744,032
    IDFC Bank, Ltd....................................... 859,677    504,775
    IDFC, Ltd............................................ 486,065    331,794
*   IFB Industries, Ltd..................................   3,858     60,276
*   IFCI, Ltd............................................ 381,182     95,940
    IIFL Holdings, Ltd................................... 107,694  1,055,946
*   IL&FS Transportation Networks, Ltd...................  35,931     21,912
    India Cements, Ltd. (The)............................  99,315    169,960
    Indiabulls Housing Finance, Ltd...................... 143,708  2,723,878
*   Indiabulls Real Estate, Ltd.......................... 135,430    298,246
    Indiabulls Ventures, Ltd.............................  34,923    304,870
    Indiabulls Ventures, Ltd.............................   6,548     32,045
*   Indian Bank..........................................  56,799    296,502
    Indian Hotels Co., Ltd. (The)........................ 138,814    269,278
    Indian Hume Pipe Co., Ltd............................   5,574     23,430
    Indian Oil Corp., Ltd................................ 264,644    636,851
*   Indian Overseas Bank................................. 326,850     70,560
    Indo Count Industries, Ltd...........................  19,752     23,563
    Indoco Remedies, Ltd.................................  16,097     47,829
    Indraprastha Gas, Ltd................................ 107,297    476,695
    IndusInd Bank, Ltd...................................  17,880    521,612
    INEOS Styrolution India, Ltd.........................   1,619     17,502
#   Infosys, Ltd., Sponsored ADR.........................  94,315  1,903,277
    Infosys, Ltd......................................... 488,499  9,722,072
    Ingersoll-Rand India, Ltd............................   6,043     45,396
*   Inox Leisure, Ltd....................................  21,648     61,061
*   Inox Wind, Ltd.......................................  21,822     29,291
    Insecticides India, Ltd..............................   2,235     24,906
*   Intellect Design Arena, Ltd..........................  22,152     66,703
    InterGlobe Aviation, Ltd.............................  12,288    167,529
*   International Paper APPM, Ltd........................   4,652     23,767
    IRB Infrastructure Developers, Ltd...................  83,799    245,780
    ITD Cementation India, Ltd...........................  26,740     51,919
    J Kumar Infraprojects, Ltd...........................  16,833     49,220
    Jagran Prakashan, Ltd................................  54,556     93,218
    Jai Corp., Ltd.......................................  22,407     51,898
    Jain Irrigation Systems, Ltd......................... 213,978    256,671
*   Jaiprakash Power Ventures, Ltd....................... 476,905     18,463
*   Jammu & Kashmir Bank, Ltd. (The)..................... 125,679    106,173
    Jamna Auto Industries, Ltd...........................  77,992     96,602
*   Jaypee Infratech, Ltd................................ 255,716     17,217
    JB Chemicals & Pharmaceuticals, Ltd..................  12,897     51,784
*   Jet Airways India, Ltd...............................  13,549     61,165
    Jindal Poly Films, Ltd...............................   2,316      8,508
    Jindal Saw, Ltd......................................  82,171    106,157
*   Jindal Stainless Hisar, Ltd..........................  26,953     50,154
*   Jindal Stainless, Ltd................................  48,382     41,017
*   Jindal Steel & Power, Ltd............................ 177,581    531,772

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EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE>>
                                                                 ------- ----------
INDIA -- (Continued)
*   JITF Infralogistics, Ltd....................................   1,748 $      549
    JK Cement, Ltd..............................................   9,514    107,006
    JK Lakshmi Cement, Ltd......................................  13,039     64,357
*   JK Paper, Ltd...............................................  35,998     66,267
    JK Tyre & Industries, Ltd...................................  53,863    102,540
    JM Financial, Ltd........................................... 157,571    272,462
    JMC Projects India, Ltd.....................................   3,630     28,760
    Johnson Controls-Hitachi Air Conditioning India, Ltd........   3,653    115,535
*   JSW Energy, Ltd............................................. 248,143    241,093
*   JSW Holdings, Ltd...........................................   1,476     41,169
    JSW Steel, Ltd.............................................. 629,580  3,026,111
    Jubilant Foodworks, Ltd.....................................  27,848    572,194
    Jubilant Life Sciences, Ltd.................................  48,279    523,272
*   Just Dial, Ltd..............................................  13,708    112,782
    Jyothy Laboratories, Ltd....................................  27,180     86,968
    Kajaria Ceramics, Ltd.......................................  46,896    305,243
    Kalpataru Power Transmission, Ltd...........................  29,121    158,653
    Kalyani Steels, Ltd.........................................   8,251     30,735
    Kansai Nerolac Paints, Ltd..................................  47,210    327,764
    Karnataka Bank, Ltd. (The).................................. 104,022    176,149
    Karur Vysya Bank, Ltd. (The)................................ 178,462    261,609
    Kaveri Seed Co., Ltd........................................  10,715     95,813
    KCP, Ltd....................................................  22,975     35,102
    KEC International, Ltd......................................  50,704    246,405
    KEI Industries, Ltd.........................................  22,791    149,438
*   Kiri Industries, Ltd........................................   4,911     38,908
    Kirloskar Oil Engines, Ltd..................................  25,693     97,252
    Kitex Garments, Ltd.........................................  17,014     29,158
    KNR Constructions, Ltd......................................  22,800     76,946
    Kolte-Patil Developers, Ltd.................................  10,557     40,953
    Kotak Mahindra Bank, Ltd.................................... 107,182  2,046,401
    KPIT Technologies, Ltd......................................  80,994    351,368
    KPR Mill, Ltd...............................................   9,592     91,597
    KRBL, Ltd...................................................  34,591    174,947
    L&T Finance Holdings, Ltd................................... 187,769    482,860
    LA Opala RG, Ltd............................................   2,832     10,227
*   Lakshmi Vilas Bank, Ltd. (The)..............................  27,532     41,034
    LEEL Electricals, Ltd.......................................   6,531      9,655
    LG Balakrishnan & Bros, Ltd.................................   5,958     48,106
    LIC Housing Finance, Ltd.................................... 141,823  1,092,240
    Linde India, Ltd............................................   9,675     60,752
    LT Foods, Ltd...............................................  64,829     56,304
    Lumax Industries, Ltd.......................................   1,486     44,585
    LUX Industries, Ltd.........................................   2,233     61,870
    Magma Fincorp, Ltd..........................................  72,433    158,467
    Maharashtra Scooters, Ltd...................................     896     39,282
    Maharashtra Seamless, Ltd...................................  12,963     90,481
*   Mahindra CIE Automotive, Ltd................................  38,359    144,230
    Maithan Alloys, Ltd.........................................   4,473     42,820
    Man Infraconstruction, Ltd..................................  34,618     24,203
    Manappuram Finance, Ltd..................................... 274,634    422,070
    Marico, Ltd................................................. 180,600    959,915
    Marksans Pharma, Ltd........................................  60,161     24,544
*   Max Financial Services, Ltd.................................  74,659    539,715
    Mayur Uniquoters, Ltd.......................................   5,109     31,760
    McLeod Russel India, Ltd....................................  28,188     54,777
    Meghmani Organics, Ltd......................................  52,538     68,601
    MEP Infrastructure Developers, Ltd..........................   8,450      7,176
    Mercator, Ltd...............................................  38,756     12,159

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EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
INDIA -- (Continued)
    Merck, Ltd...........................................   1,462 $   48,127
    Minda Corp., Ltd.....................................  34,871     83,681
    Minda Industries, Ltd................................  30,723    181,774
    Mindtree, Ltd........................................  65,352    891,955
    Mirza International, Ltd.............................   8,582     12,659
    MOIL, Ltd............................................  39,430    103,130
    Monsanto India, Ltd..................................   1,594     67,683
    Monte Carlo Fashions, Ltd............................   1,510      9,213
    Motherson Sumi Systems, Ltd.......................... 223,192  1,056,949
    Motilal Oswal Financial Services, Ltd................  12,958    173,474
    Mphasis, Ltd.........................................  42,941    726,973
*   MPS, Ltd.............................................   2,372     18,363
    MRF, Ltd.............................................     684    792,568
    Multi Commodity Exchange of India, Ltd...............   3,805     49,013
    Munjal Showa, Ltd....................................   5,198     16,527
    Muthoot Finance, Ltd.................................  58,940    347,531
    National Aluminium Co., Ltd.......................... 278,129    250,717
    Nava Bharat Ventures, Ltd............................  54,195    105,388
    Navin Fluorine International, Ltd....................   5,554     54,415
*   Navkar Corp., Ltd....................................  16,865     32,304
    Navneet Education, Ltd...............................  38,407     62,209
    NBCC India, Ltd......................................  86,109     88,667
    NCC, Ltd............................................. 280,504    379,842
    NESCO, Ltd...........................................  11,674     88,438
    Nestle India, Ltd....................................   5,986    924,132
*   Neuland Laboratories, Ltd............................   2,701     26,594
    NHPC, Ltd............................................ 682,551    236,747
    NIIT Technologies, Ltd...............................  21,859    393,068
*   NIIT, Ltd............................................  23,857     33,123
    Nilkamal, Ltd........................................   2,517     65,543
    NLC India, Ltd.......................................  80,081     91,104
    NOCIL, Ltd...........................................  29,828     76,862
    NRB Bearings, Ltd....................................  22,385     56,371
    NTPC, Ltd............................................ 310,763    703,940
    Oberoi Realty, Ltd...................................  42,224    303,581
    OCL India, Ltd.......................................   3,724     65,216
    Omaxe, Ltd...........................................  16,499     54,100
*   Oracle Financial Services Software, Ltd..............   5,131    290,693
    Orient Cement, Ltd...................................  20,231     37,036
*   Orient Electric, Ltd.................................   8,650     18,161
    Orient Paper & Industries, Ltd.......................   8,650      3,954
    Orient Refractories, Ltd.............................  20,027     61,539
*   Oriental Bank of Commerce............................  69,707     82,618
    Oriental Carbon & Chemicals, Ltd.....................   1,568     26,584
    Page Industries, Ltd.................................   2,239    947,387
    Panama Petrochem, Ltd................................   3,578      8,171
    Parag Milk Foods, Ltd................................  21,937     94,542
*   Patel Engineering, Ltd...............................  20,891     12,752
    PC Jeweller, Ltd.....................................  42,452     56,627
    Persistent Systems, Ltd..............................  22,348    272,526
    Petronet LNG, Ltd.................................... 286,315    955,673
    Phillips Carbon Black, Ltd...........................  24,890     93,211
    Phoenix Mills, Ltd.(The).............................  20,999    194,639
    PI Industries, Ltd...................................  34,648    408,639
    Pidilite Industries, Ltd.............................  43,979    722,897
    Poly Medicure, Ltd...................................   6,882     24,414
    Polyplex Corp., Ltd..................................   6,276     40,718
    Power Finance Corp., Ltd............................. 190,709    243,548
    Power Grid Corp. of India, Ltd....................... 277,887    740,611

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EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------- --------
INDIA -- (Continued)
    Prabhat Dairy, Ltd...................................  15,099 $ 33,541
    Praj Industries, Ltd.................................  45,290   52,349
*   Prakash Industries, Ltd..............................  32,212   66,166
    Prestige Estates Projects, Ltd.......................  48,023  177,160
*   Prime Focus, Ltd.....................................  35,207   38,968
    Procter & Gamble Hygiene & Health Care, Ltd..........   3,205  484,049
    PTC India Financial Services, Ltd.................... 117,889   32,570
    PTC India, Ltd....................................... 115,845  140,312
*   Punjab & Sind Bank...................................  30,516   13,846
*   Punjab National Bank................................. 153,149  190,550
    Puravankara, Ltd.....................................  19,821   30,554
    PVR, Ltd.............................................  12,977  209,998
    Rain Commodities, Ltd................................  50,053  144,345
    Rajesh Exports, Ltd..................................  35,398  292,299
    Ramco Cements, Ltd. (The)............................  34,166  358,918
    Ramco Industries, Ltd................................  14,444   51,590
    Ramkrishna Forgings, Ltd.............................   7,724   73,551
    Rane Holdings, Ltd...................................   1,683   49,128
    Rashtriya Chemicals & Fertilizers, Ltd...............  77,501   80,909
    Ratnamani Metals & Tubes, Ltd........................   4,663   58,965
*   RattanIndia Power, Ltd............................... 375,276   20,597
    Raymond, Ltd.........................................  12,535  152,124
    RBL Bank, Ltd........................................  32,176  269,880
    Redington India, Ltd................................. 138,391  217,770
    Relaxo Footwears, Ltd................................  11,344  134,781
    Reliance Capital, Ltd................................  65,873  404,535
*   Reliance Home Finance, Ltd...........................  96,350   88,302
    Reliance Infrastructure, Ltd.........................  46,769  272,329
*   Reliance Power, Ltd.................................. 380,881  186,364
    Repco Home Finance, Ltd..............................  23,561  206,634
    Rico Auto Industries, Ltd............................   6,837    7,198
*   Ruchi Soya Industries, Ltd...........................  24,974    3,668
    Rural Electrification Corp., Ltd..................... 452,401  776,882
    Sadbhav Engineering, Ltd.............................  35,728  143,104
    Sadbhav Infrastructure Project, Ltd..................  32,915   52,386
    Sagar Cements, Ltd...................................     739    8,798
*   Sanghi Industries, Ltd...............................  31,471   42,313
    Sanghvi Movers, Ltd..................................   5,653   15,521
    Sarda Energy & Minerals, Ltd.........................   2,144   12,408
*   Savita Oil Technologies, Ltd.........................     516    9,640
    Schaeffler India, Ltd................................   2,260  173,203
    Sequent Scientific, Ltd..............................  13,673   10,440
    SH Kelkar & Co., Ltd.................................   5,746   16,514
    Sharda Cropchem, Ltd.................................   8,445   45,436
    Sharda Motor Industries, Ltd.........................     327   10,824
    Shilpa Medicare, Ltd.................................   5,606   33,055
*   Shipping Corp. of India, Ltd.........................  72,988   67,560
    Shree Cement, Ltd....................................   2,077  515,379
    Shriram City Union Finance, Ltd......................   4,804  134,207
*   Shriram EPC, Ltd.....................................  22,118    5,195
    Shriram Transport Finance Co., Ltd...................  47,567  962,723
*   Sical Logistics, Ltd.................................   6,311   15,961
    Simplex Infrastructures, Ltd.........................   8,725   56,625
    Sintex Industries, Ltd............................... 116,558   24,421
*   Sintex Plastics Technology, Ltd...................... 184,858  111,211
*   SITI Networks, Ltd...................................  74,545   12,396
    Siyaram Silk Mills, Ltd..............................   2,906   22,924
    SJVN, Ltd............................................ 185,587   73,168
    Skipper, Ltd.........................................  13,030   30,308

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
INDIA -- (Continued)
    SML ISUZU, Ltd.......................................   3,384 $   38,939
    Sobha, Ltd...........................................  27,620    190,380
    Solar Industries India, Ltd..........................   9,024    157,571
*   Solara Active Pharma Sciences, Ltd...................   4,146     10,759
    Somany Ceramics, Ltd.................................   5,524     44,341
    Sonata Software, Ltd.................................  31,777    160,219
    South Indian Bank, Ltd. (The)........................ 579,266    154,925
    Srei Infrastructure Finance, Ltd.....................  86,569     67,707
    SRF, Ltd.............................................  10,142    255,852
    Srikalahasthi Pipes, Ltd.............................   7,842     23,894
*   Star Cement, Ltd.....................................   8,339     13,918
*   State Bank of India.................................. 210,819    904,371
*   Steel Authority of India, Ltd........................ 205,943    233,226
    Sterlite Technologies, Ltd...........................  93,582    471,131
    Strides Arcolab, Ltd.................................  21,599    121,386
    Subros, Ltd..........................................  11,203     53,227
    Sudarshan Chemical Industries........................  10,535     72,401
    Sun TV Network, Ltd..................................  39,506    445,838
*   Sundaram Finance Holdings, Ltd.......................   4,466      7,659
    Sundaram Finance, Ltd................................   8,139    177,595
    Sundaram-Clayton, Ltd................................   1,656    101,136
    Sundram Fasteners, Ltd...............................  35,624    341,259
    Sunteck Realty, Ltd..................................  14,852     89,018
    Suprajit Engineering, Ltd............................  18,384     69,001
    Supreme Industries, Ltd..............................  22,231    388,698
    Supreme Petrochem, Ltd...............................  17,842     73,024
    Surya Roshni, Ltd....................................   9,843     50,041
    Sutlej Textiles and Industries, Ltd..................  15,646     12,145
    Suven Life Sciences, Ltd.............................  22,237     74,833
*   Suzlon Energy, Ltd................................... 969,075    110,524
    Swaraj Engines, Ltd..................................   1,661     43,647
    Symphony, Ltd........................................   7,174    113,243
*   Syndicate Bank....................................... 124,761     82,748
    Syngene International, Ltd...........................  18,164    158,244
    TAKE Solutions, Ltd..................................  24,685     72,931
    Tamil Nadu Newsprint & Papers, Ltd...................   9,883     38,278
    Tata Chemicals, Ltd..................................  57,988    583,164
    Tata Communications, Ltd.............................  33,278    281,106
    Tata Consultancy Services, Ltd....................... 236,562  6,722,148
    Tata Elxsi, Ltd......................................   9,084    189,936
    Tata Global Beverages, Ltd........................... 150,059    542,209
    Tata Metaliks, Ltd...................................   3,816     36,212
    Tata Power Co., Ltd. (The)........................... 414,204    450,309
    Tata Sponge Iron, Ltd................................   2,770     36,283
    Tata Steel, Ltd...................................... 226,368  1,864,520
*   Tata Teleservices Maharashtra, Ltd................... 113,034      8,184
    TCI Express, Ltd.....................................   8,425     77,629
    Tech Mahindra, Ltd................................... 171,271  1,700,371
*   Techno Electric & Engineering Co., Ltd...............  15,533     63,586
    Texmaco Rail & Engineering, Ltd......................  32,187     35,504
    Thermax, Ltd.........................................   1,504     25,705
    Thirumalai Chemicals, Ltd............................   2,838     59,873
    Thomas Cook India, Ltd...............................  15,871     60,489
    Thyrocare Technologies, Ltd..........................   6,795     61,651
    TI Financial Holdings, Ltd...........................  30,297    275,280
    Tide Water Oil Co India, Ltd.........................     569     47,622
    Time Technoplast, Ltd................................  62,676    128,176
    Timken India, Ltd....................................   5,771     61,380
    Tinplate Co. of India, Ltd. (The)....................  13,601     31,592

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE>>
                                                       --------- ------------
INDIA -- (Continued)
    Titagarh Wagons, Ltd..............................    24,770 $     33,016
    Titan Co., Ltd....................................    85,114    1,133,170
    Torrent Pharmaceuticals, Ltd......................    22,559      502,263
    Torrent Power, Ltd................................    63,788      224,298
    Tourism Finance Corp. of India, Ltd...............     8,693       18,688
    Transport Corp. of India, Ltd.....................    16,849       69,075
    Trent, Ltd........................................    23,170      118,382
    Trident, Ltd......................................    36,997       30,125
    Triveni Engineering & Industries, Ltd.............    46,924       27,164
    Triveni Turbine, Ltd..............................    39,695       66,579
    TTK Prestige, Ltd.................................       971       87,654
    Tube Investments of India, Ltd....................    31,264      113,292
    TV Today Network, Ltd.............................     9,362       58,517
*   TV18 Broadcast, Ltd...............................   246,045      170,026
    TVS Motor Co., Ltd................................    39,606      299,140
    TVS Srichakra, Ltd................................     1,387       61,194
*   UCO Bank..........................................   126,036       36,844
    Uflex, Ltd........................................    15,527       61,238
    UFO Moviez India, Ltd.............................     2,912       16,733
    UltraTech Cement, Ltd.............................    18,268    1,118,528
*   Union Bank of India...............................    83,020      105,162
*   Unitech, Ltd......................................   461,266       29,072
    UPL, Ltd..........................................   194,685    1,825,694
*   V2 Retail, Ltd....................................     3,003       19,990
    VA Tech Wabag, Ltd................................    16,956       89,039
*   Vaibhav Global, Ltd...............................     5,973       62,238
    Vakrangee, Ltd....................................   160,488      112,767
    Vardhman Textiles, Ltd............................    10,903      191,075
    Vedanta, Ltd......................................   813,591    2,651,859
    Venky's India, Ltd................................     2,911       94,467
    Vesuvius India, Ltd...............................     1,000       18,534
    V-Guard Industries, Ltd...........................    73,542      230,300
    Vijaya Bank.......................................   164,656      149,396
    Vinati Organics, Ltd..............................     7,191      101,128
    Vindhya Telelinks, Ltd............................     1,147       17,092
    VIP Industries, Ltd...............................    23,109      163,396
    Visaka Industries, Ltd............................     1,557       13,626
    V-Mart Retail, Ltd................................     3,123      110,402
    Voltas, Ltd.......................................    18,088      150,092
*   VRL Logistics, Ltd................................    15,003       76,809
    VST Tillers Tractors, Ltd.........................     1,391       44,630
    WABCO India, Ltd..................................     2,053      199,267
    Welspun Corp., Ltd................................    57,937      106,107
    Welspun Enterprises, Ltd..........................    26,652       60,853
    Welspun India, Ltd................................   187,140      155,647
    West Coast Paper Mills, Ltd.......................    14,590       59,079
    Wheels India, Ltd.................................       299       10,139
    Whirlpool of India, Ltd...........................     8,665      219,914
    Wipro, Ltd........................................   242,533      981,224
    Wonderla Holidays, Ltd............................     3,715       18,220
    Yes Bank, Ltd.....................................   652,520    3,504,770
    Zee Entertainment Enterprises, Ltd................   147,418    1,131,747
    Zee Learn, Ltd....................................    34,956       18,810
*   Zee Media Corp., Ltd..............................    37,698       17,542
    Zensar Technologies, Ltd..........................     7,954      143,313
                                                                 ------------
TOTAL INDIA...........................................            172,297,288
                                                                 ------------
INDONESIA -- (2.6%)
Ace Hardware Indonesia Tbk PT......................... 4,736,900      430,487

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE>>
                                                          ---------- ----------
INDONESIA -- (Continued)
    Adaro Energy Tbk PT..................................  9,572,400 $1,266,561
    Adhi Karya Persero Tbk PT ...........................  1,161,025    129,622
    Agung Podomoro Land Tbk PT...........................  2,914,000     32,568
    AKR Corporindo Tbk PT................................    717,900    209,968
    Alam Sutera Realty Tbk PT............................  5,737,700    127,318
    Aneka Tambang Tbk PT.................................  5,229,689    332,662
    Arwana Citramulia Tbk PT.............................  1,603,400     40,943
    Asahimas Flat Glass Tbk PT...........................      2,000        653
    Astra Agro Lestari Tbk PT............................    295,167    222,722
    Astra Graphia Tbk PT.................................    236,000     26,833
    Astra International Tbk PT...........................  5,366,200  2,662,294
    Astra Otoparts Tbk PT................................     99,500     10,080
*   Asuransi Kresna Mitra Tbk PT.........................    700,600     35,465
*   Bank Bukopin Tbk ....................................  2,300,700     67,691
    Bank Central Asia Tbk PT.............................  1,078,200  1,740,398
    Bank Danamon Indonesia Tbk PT........................  1,216,342    555,310
*   Bank Ina Perdana PT..................................    268,700     12,304
    Bank Mandiri Persero Tbk PT..........................  2,292,344  1,058,372
    Bank Negara Indonesia Persero Tbk PT.................  2,246,600  1,155,274
*   Bank Pan Indonesia Tbk PT............................  2,705,300    145,307
    Bank Pembangunan Daerah Jawa Barat Dan Banten
      Tbk PT.............................................  1,862,500    266,037
    Bank Pembangunan Daerah Jawa Timur Tbk PT............  3,330,600    150,307
*   Bank Permata Tbk PT..................................  2,169,858     81,211
    Bank Rakyat Indonesia Persero Tbk PT................. 14,137,900  3,012,208
    Bank Tabungan Negara Persero Tbk PT..................  1,862,873    305,095
    Bank Tabungan Pensiunan Nasional Tbk PT..............    413,000    110,685
    Barito Pacific Tbk PT................................  3,226,000    406,394
    Bayan Resources Tbk PT...............................     13,000     17,794
    Bekasi Fajar Industrial Estate Tbk PT ...............  4,371,200     72,837
*   Benakat Integra Tbk PT...............................  5,686,600     22,915
    BISI International Tbk PT............................    932,700    112,585
    Blue Bird Tbk PT.....................................     98,600     17,982
    Bukit Asam Tbk PT....................................  2,273,605    707,693
    Bumi Serpong Damai Tbk PT............................  3,061,200    287,371
*   Bumi Teknokultura Unggul Tbk PT......................    884,700      7,794
    Charoen Pokphand Indonesia Tbk PT....................  2,819,015    884,490
*   Citra Marga Nusaphala Persada Tbk PT.................    896,868     81,867
*   Delta Dunia Makmur Tbk PT............................  3,936,700    211,953
*   Eagle High Plantations Tbk PT........................ 10,516,900    149,041
    Elnusa Tbk PT........................................  2,138,700     52,756
    Erajaya Swasembada Tbk PT............................    859,900    186,244
    Fajar Surya Wisesa Tbk PT............................    102,500     56,726
    Gajah Tunggal Tbk PT.................................  1,335,300     61,656
*   Garuda Indonesia Persero Tbk PT......................  4,186,046     66,205
    Global Mediacom Tbk PT...............................  5,909,100    184,623
*   Hanson International Tbk PT.......................... 24,263,600    220,683
    Harum Energy Tbk PT..................................    645,200    129,934
    Indah Kiat Pulp & Paper Corp. Tbk PT.................  1,133,500  1,510,595
    Indika Energy Tbk PT.................................    885,200    221,420
    Indo Tambangraya Megah Tbk PT........................    232,200    458,908
    Indocement Tunggal Prakarsa Tbk PT...................    440,700    432,465
    Indofood CBP Sukses Makmur Tbk PT....................    703,900    426,256
    Indofood Sukses Makmur Tbk PT .......................  2,580,200  1,137,112
    Indosat Tbk PT.......................................    493,300    120,120
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT.........  1,758,200     99,973
    INOVISI Infracom Tbk PT .............................    668,445         70
*   Inti Agri Resources Tbk PT...........................  3,334,500     74,052
*   Intiland Development Tbk PT..........................  3,908,900     89,962
    Japfa Comfeed Indonesia Tbk PT.......................  3,168,300    472,640

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE>>
                                                          ---------- ----------
INDONESIA -- (Continued)
    Jasa Marga Persero Tbk PT............................    785,526 $  255,774
    Jaya Real Property Tbk PT............................    605,500     26,669
    Kalbe Farma Tbk PT...................................  4,889,000    439,418
    Kawasan Industri Jababeka Tbk PT.....................  8,974,668    137,166
    KMI Wire & Cable Tbk PT..............................  1,523,700     35,709
*   Krakatau Steel Persero Tbk PT........................  2,508,331     71,369
*   Kresna Graha Investama Tbk PT........................  5,652,000    284,235
    Link Net Tbk PT......................................    537,600    157,362
*   Lippo Cikarang Tbk PT................................    325,700     47,181
    Malindo Feedmill Tbk PT..............................    449,100     34,266
    Matahari Department Store Tbk PT.....................  1,066,900    595,110
*   Matahari Putra Prima Tbk PT..........................    737,300     12,989
    Mayora Indah Tbk PT..................................  2,402,625    514,837
*   Medco Energi Internasional Tbk PT....................  6,126,400    420,987
    Media Nusantara Citra Tbk PT.........................  3,301,700    225,974
    Mitra Adiperkasa Tbk PT..............................  4,877,000    299,655
    Mitra Keluarga Karyasehat Tbk PT.....................    868,900    120,489
    Mitra Pinasthika Mustika Tbk PT......................    649,100     43,283
*   MNC Investama Tbk PT................................. 14,968,800    106,757
*   MNC Vision Network PT ...............................    269,000     16,696
    Modernland Realty Tbk PT.............................  6,013,600    115,095
*   Multipolar Tbk PT....................................  3,394,400     27,073
*   Multistrada Arah Sarana Tbk PT.......................     33,500        739
    Nippon Indosari Corpindo Tbk PT .....................  1,252,244     82,543
    Nusantara Infrastructure Tbk PT .....................  7,772,700    111,107
    Pabrik Kertas Tjiwi Kimia Tbk PT.....................    282,600    284,538
    Pakuwon Jati Tbk PT.................................. 10,687,900    382,116
    Pan Brothers Tbk PT..................................  1,955,500     73,963
*   Panin Financial Tbk PT...............................  8,624,000    122,107
*   Panin Insurance Tbk PT...............................    992,000     69,806
    Perusahaan Gas Negara Persero Tbk....................  2,804,800    331,269
    Perusahaan Perkebunan London Sumatra Indonesia
      Tbk PT.............................................  1,936,300    135,044
*   Pool Advista Indonesia Tbk PT........................    350,700    119,388
    PP Persero Tbk PT....................................  1,901,742    274,687
    PP Properti Tbk PT...................................  4,925,000     49,587
    Ramayana Lestari Sentosa Tbk PT......................  1,505,100    146,772
*   Rimo International Lestari Tbk PT.................... 11,737,200    111,512
    Salim Ivomas Pratama Tbk PT..........................  2,117,100     70,217
    Sampoerna Agro PT....................................    572,600     93,707
    Sarana Menara Nusantara Tbk PT.......................  2,881,500    104,845
    Sawit Sumbermas Sarana Tbk PT........................  2,461,100    210,810
    Selamat Sempurna Tbk PT..............................  1,169,600    102,236
    Semen Baturaja Persero Tbk PT........................    807,400    180,371
    Semen Indonesia Persero Tbk PT ......................  1,104,600    582,855
*   Sentul City Tbk PT...................................  7,436,800     65,095
    Sinar Mas Agro Resources & Technology Tbk PT.........     36,000      9,656
    Sinar Mas Multiartha Tbk PT..........................     16,500     11,099
*   Sitara Propertindo Tbk PT............................  1,053,500     65,773
*   Smartfren Telecom Tbk PT.............................  4,195,700     47,399
    Sri Rejeki Isman Tbk PT..............................  6,262,200    148,574
*   Sugih Energy Tbk PT..................................  5,670,200     19,661
    Sumber Alfaria Trijaya Tbk PT........................  1,508,900     84,716
    Surya Citra Media Tbk PT.............................  2,469,200    351,629
    Surya Semesta Internusa Tbk PT.......................  2,192,100     88,318
    Telekomunikasi Indonesia Persero Tbk PT, Sponsored
      ADR ...............................................     89,204  2,187,282
*   Tiga Pilar Sejahtera Food Tbk........................  1,372,000     15,984
    Timah Tbk PT.........................................  1,945,231    114,204
    Tiphone Mobile Indonesia Tbk PT......................  1,094,000     64,590
    Total Bangun Persada Tbk PT..........................    672,000     29,614

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE>>
                                                       ---------- -----------
INDONESIA -- (Continued)
    Tower Bersama Infrastructure Tbk PT ..............    959,800 $   349,758
*   Trada Alam Minera Tbk PT.......................... 21,900,300     441,090
*   Truba Alam Manunggal Engineering PT...............  3,328,000       1,154
    Tunas Baru Lampung Tbk PT ........................  1,728,700     106,713
    Tunas Ridean Tbk PT...............................    238,000      19,809
    Ultrajaya Milk Industry & Trading Co. Tbk PT......    939,600      84,364
    Unilever Indonesia Tbk PT.........................    322,000     966,437
    United Tractors Tbk PT............................    828,495   2,029,736
*   Vale Indonesia Tbk PT.............................    921,300     279,700
*   Visi Media Asia Tbk PT............................  5,092,600      70,636
    Waskita Beton Precast Tbk PT......................  6,082,800     180,893
    Waskita Karya Persero Tbk PT......................  2,822,343     415,695
    Wijaya Karya Beton Tbk PT.........................  1,775,000      49,022
    Wijaya Karya Persero Tbk PT.......................  1,856,449     199,890
*   XL Axiata Tbk PT..................................  2,144,700     410,184
                                                                  -----------
TOTAL INDONESIA.......................................             39,708,479
                                                                  -----------
MALAYSIA -- (2.7%)
    Aeon Co. M Bhd....................................    255,300     143,096
    AEON Credit Service M Bhd.........................     44,690     164,661
    AFFIN Bank Bhd....................................    268,770     169,925
    AirAsia Group Bhd.................................    851,900     747,782
#*  AirAsia X Bhd.....................................  1,690,000     154,164
    Alliance Bank Malaysia Bhd........................    561,300     555,270
    AMMB Holdings Bhd.................................    539,675     534,481
    Amway Malaysia Holdings Bhd.......................     16,600      30,774
    Ann Joo Resources Bhd.............................    102,700      49,117
    APM Automotive Holdings Bhd.......................     22,800      19,934
    Astro Malaysia Holdings Bhd.......................    488,100     219,840
#   Axiata Group Bhd .................................  1,007,734   1,091,645
    Batu Kawan Bhd....................................     39,400     168,839
    Benalec Holdings Bhd..............................    227,000      16,218
#   Berjaya Food Bhd .................................     45,400      16,764
*   Bermaz Auto Bhd...................................    293,200     157,325
    BIMB Holdings Bhd.................................    288,531     282,213
    Bonia Corp. Bhd...................................    304,400      32,608
    Boustead Holdings Bhd.............................    238,660     139,803
    Boustead Plantations Bhd..........................    254,560      80,201
*   Bumi Armada Bhd...................................  1,709,700     300,687
    Bursa Malaysia Bhd................................    372,300     716,735
#   CAB Cakaran Corp. Bhd.............................    172,400      39,946
    Cahya Mata Sarawak Bhd............................    226,400     175,590
    Can-One Bhd.......................................     42,900      25,882
#   CB Industrial Product Holding Bhd.................    196,580      60,928
    CCM Duopharma Biotech Bhd.........................     83,533      25,336
    CIMB Group Holdings Bhd...........................    854,314   1,230,142
    Coastal Contracts Bhd.............................    125,600      35,859
    CSC Steel Holdings Bhd............................     55,500      18,197
    Cypark Resources Bhd..............................     58,400      34,636
    D&O Green Technologies Bhd........................    343,200      61,834
    Dagang NeXchange Bhd .............................    698,200      70,791
    Daibochi Bhd......................................      6,048       3,040
    Datasonic Group Bhd...............................    375,000      74,894
#*  Dayang Enterprise Holdings Bhd....................    229,650      40,131
    Dialog Group Bhd..................................    423,614     346,646
#   DiGi.Com Bhd......................................    674,900     756,293
    DRB-Hicom Bhd.....................................    449,900     246,488
    Dutch Lady Milk Industries Bhd....................      6,400     105,449
    Eastern & Oriental Bhd............................    382,138     144,059

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE>>
                                                          --------- --------
MALAYSIA -- (Continued)
*   Eco World Development Group Bhd......................   735,600 $226,490
#   Econpile Holdings Bhd................................   440,350   98,210
    Ekovest BHD .........................................   693,150  129,073
    Engtex Group Bhd.....................................   164,000   44,469
    Evergreen Fibreboard Bhd.............................   218,700   27,493
    FGV Holdings Bhd..................................... 1,100,600  469,555
    Fraser & Neave Holdings Bhd..........................    13,600  124,905
    Gabungan AQRS Bhd....................................   118,900   40,966
    Gadang Holdings Bhd..................................   254,400   47,025
    Gamuda Bhd...........................................   452,000  430,910
    Gas Malaysia Bhd.....................................    57,400   41,686
    Genting Plantations Bhd..............................    98,300  226,159
#   George Kent Malaysia Bhd.............................   290,500  102,782
#   Globetronics Technology Bhd..........................   311,966  192,194
    Glomac Bhd...........................................   194,040   21,780
    GuocoLand Malaysia Bhd...............................    34,800    7,950
    Hai-O Enterprise Bhd ................................    68,700   74,458
    HAP Seng Consolidated Bhd............................   279,820  675,516
    Hap Seng Plantations Holdings Bhd....................    90,600   50,834
#   Hartalega Holdings Bhd...............................   364,600  552,442
#   Hengyuan Refining Co. Bhd............................    63,600  106,677
    HeveaBoard Bhd.......................................   272,900   57,838
*   Hiap Teck Venture Bhd................................   583,500   54,777
*   Hibiscus Petroleum Bhd...............................   729,700  173,242
    Hock Seng LEE Bhd....................................    61,600   20,790
    Hong Leong Bank Bhd..................................    65,490  308,050
    Hong Leong Financial Group Bhd.......................    87,313  388,732
    Hong Leong Industries Bhd............................     6,300   16,885
    HSS Engineers Bhd....................................    81,200   14,909
    Hua Yang Bhd.........................................   128,710   15,639
#*  Hume Industries Bhd..................................    39,208   10,021
    Hup Seng Industries Bhd..............................   218,300   58,010
    I-Bhd................................................    59,800    7,886
    IGB Bhd..............................................    10,502    7,552
    IJM Corp. Bhd........................................ 1,149,114  554,855
    IJM Plantations Bhd..................................    85,300   48,760
    Inari Amertron Bhd................................... 1,170,963  707,194
    Insas Bhd............................................   321,313   71,215
#   IOI Corp. Bhd........................................   585,505  666,532
    IOI Properties Group Bhd ............................   644,910  301,892
*   Iris Corp. Bhd.......................................   736,100   27,304
*   Iskandar Waterfront City Bhd.........................   289,100   55,962
#*  JAKS Resources Bhd...................................   100,300   26,222
    Jaya Tiasa Holdings Bhd..............................   186,405   31,434
    JCY International Bhd................................   413,600   26,964
    Kenanga Investment Bank Bhd..........................   159,100   29,809
    Kerjaya Prospek Group Bhd............................   234,960   88,473
    Kesm Industries Bhd..................................     3,000   12,600
    Kian JOO CAN Factory Bhd.............................   114,600   74,475
    Kim Loong Resources Bhd..............................   152,760   52,282
    Kimlun Corp. Bhd.....................................    48,607   18,535
*   KNM Group Bhd........................................ 1,273,484   62,732
    Kretam Holdings Bhd..................................   399,000   41,250
#*  KSL Holdings Bhd.....................................   376,864   82,563
    Kuala Lumpur Kepong Bhd..............................    84,550  515,414
    Kumpulan Perangsang Selangor Bhd.....................   125,784   60,060
*   Lafarge Malaysia Bhd.................................   113,900   88,763
*   Land & General Bhd................................... 1,013,940   49,990
*   Landmarks Bhd........................................   139,100   24,833

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
MALAYSIA -- (Continued)
#   LBS Bina Group Bhd................................... 541,760 $  123,942
    Lii Hen Industries Bhd...............................  89,600     61,990
    Lingkaran Trans Kota Holdings Bhd.................... 112,800    120,446
*   Lion Industries Corp. Bhd............................ 120,400     24,861
    LPI Capital Bhd......................................  41,900    172,779
    Magni-Tech Industries Bhd............................  44,000     52,023
    Mah Sing Group Bhd................................... 575,452    184,359
    Malakoff Corp. Bhd................................... 570,000    136,204
    Malayan Banking Bhd.................................. 802,411  1,938,639
    Malayan Flour Mills Bhd.............................. 190,300     60,054
*   Malayan United Industries Bhd........................ 357,000     16,715
    Malaysia Airports Holdings Bhd....................... 326,967    745,030
    Malaysia Building Society Bhd........................ 541,372    149,187
    Malaysia Marine and Heavy Engineering Holdings Bhd... 213,400     41,205
*   Malaysian Bulk Carriers Bhd.......................... 219,725     32,725
#   Malaysian Pacific Industries Bhd.....................  67,663    179,018
    Malaysian Resources Corp. Bhd........................ 959,600    183,651
    Malton Bhd........................................... 177,500     29,076
    Matrix Concepts Holdings Bhd......................... 320,550    164,098
    Maxis Bhd............................................ 383,500    547,225
    MBM Resources BHD....................................  80,330     47,443
    Media Chinese International, Ltd..................... 100,600      7,312
*   Media Prima Bhd...................................... 328,500     43,384
    Mega First Corp. Bhd.................................  78,700     68,522
    Mitrajaya Holdings Bhd............................... 269,098     37,765
*   MK Land Holdings Bhd................................. 150,300      8,671
    MKH Bhd.............................................. 200,015     71,041
    MMC Corp. Bhd........................................ 312,600    113,116
*   MNRB Holdings Bhd....................................  58,350     28,212
*   MPHB Capital Bhd.....................................  74,900     24,379
    Muda Holdings Bhd.................................... 113,800     50,539
*   Mudajaya Group Bhd................................... 196,900     27,926
    Muhibbah Engineering M Bhd........................... 203,400    152,194
*   Mulpha International Bhd.............................  87,720     45,402
    My EG Services Bhd................................... 937,550    286,819
    Nestle Malaysia Bhd..................................  11,800    428,886
    NTPM Holdings Bhd.................................... 103,400     14,892
    Oriental Holdings BHD................................  48,000     74,291
#   OSK Holdings Bhd..................................... 493,664    122,630
#   Padini Holdings Bhd.................................. 228,200    336,839
    Panasonic Manufacturing Malaysia Bhd.................  13,100    125,025
    Pantech Group Holdings Bhd........................... 101,846     13,300
    Paramount Corp. Bhd.................................. 131,100     60,036
*   Parkson Holdings Bhd................................. 297,705     44,110
*   Pentamaster Corp. Bhd................................ 128,844     90,993
*   PESTECH International Bhd............................ 124,400     46,605
#   Petron Malaysia Refining & Marketing Bhd.............  50,500     97,895
    Pharmaniaga Bhd......................................  44,200     34,692
    PIE Industrial Bhd...................................  93,100     35,593
#   Pos Malaysia Bhd..................................... 134,600    146,309
    PPB Group Bhd........................................ 108,360    440,118
#   Press Metal Aluminium Holdings Bhd................... 443,400    522,845
    Protasco Bhd......................................... 190,166     25,760
    Public Bank Bhd...................................... 624,370  3,698,353
*   Puncak Niaga Holdings Bhd............................ 104,100     16,150
#   QL Resources Bhd..................................... 307,704    454,390
    RHB Bank Bhd......................................... 204,262    273,643
*   Rimbunan Sawit Bhd................................... 496,600     35,512
*   Salcon Bhd........................................... 318,117     23,527

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
MALAYSIA -- (Continued)
    Sam Engineering & Equipment M Bhd....................    16,800 $    30,224
#*  Sapura Energy Bhd.................................... 2,080,211     310,047
    Sarawak Oil Palms Bhd................................    45,314      34,576
    Scicom MSC Bhd.......................................    31,200      14,306
    Scientex Bhd.........................................   129,600     251,880
    Selangor Dredging Bhd................................   150,900      30,066
    Selangor Properties Bhd..............................     2,100       2,169
    Shangri-La Hotels Malaysia Bhd.......................   101,700     147,212
    SHL Consolidated Bhd.................................    98,500      61,641
*   Sino Hua-An International Bhd........................   131,300       9,747
    SKP Resources Bhd....................................   467,500     171,760
    SP Setia Bhd Group...................................   306,587     224,387
    Star Media Group Bhd.................................   114,600      34,435
    Sunway Construction Group Bhd........................   187,510      88,219
    Supermax Corp. Bhd...................................    93,150     100,517
    Suria Capital Holdings Bhd...........................    18,100       7,453
#   Syarikat Takaful Malaysia Keluarga Bhd...............   181,200     175,678
#   Ta Ann Holdings Bhd..................................   139,426      88,212
    TA Enterprise Bhd....................................   620,300      99,251
    TA Global Bhd........................................   529,180      39,079
    Taliworks Corp. Bhd..................................   209,700      66,552
    Tambun Indah Land Bhd................................   121,700      29,957
    Tan Chong Motor Holdings Bhd.........................   103,100      43,891
    Tasek Corp. Bhd......................................     7,400      12,383
#   Telekom Malaysia Bhd.................................   377,060     368,063
    Tenaga Nasional Bhd..................................   639,100   2,469,211
    Thong Guan Industries Bhd............................    11,900       7,983
    TIME dotCom Bhd......................................    71,800     144,949
    Tiong NAM Logistics Holdings.........................   119,850      30,971
    Top Glove Corp. Bhd..................................   296,400     740,291
    Tropicana Corp. Bhd..................................   224,652      47,514
    TSH Resources Bhd....................................   272,900      80,600
    Tune Protect Group Bhd...............................   132,200      30,611
    Uchi Technologies Bhd................................   152,170     115,880
    UEM Edgenta Bhd......................................   164,900      86,797
    UEM Sunrise Bhd......................................   798,364     180,086
    UMW Holdings Bhd.....................................   253,100     373,691
    Unisem M Bhd.........................................   365,830     236,017
    United Malacca Bhd...................................    20,100      30,167
    United Plantations Bhd...............................    22,500     149,374
    United U-Li Corp. BHD................................    48,150      10,962
    UOA Development Bhd..................................   392,800     231,908
*   Velesto Energy Bhd................................... 2,183,635     158,768
    ViTrox Corp. Bhd.....................................    61,800      97,486
#   VS Industry Bhd......................................   787,281     325,917
*   Wah Seong Corp. Bhd..................................   218,605      71,656
*   WCE Holdings Bhd.....................................    56,300      11,707
#   WCT Holdings Bhd.....................................   603,675     147,982
    Wellcall Holdings Bhd................................   272,550      83,120
#   Westports Holdings Bhd...............................   418,100     381,520
    WTK Holdings Bhd.....................................   104,800      15,479
    Yinson Holdings Bhd..................................   278,200     315,685
*   YNH Property Bhd.....................................   257,166      86,328
    YTL Corp. Bhd........................................ 2,010,030     668,741
    YTL Power International Bhd..........................   509,846     153,059
    Zhulian Corp. Bhd....................................    58,200      21,351
                                                                    -----------
TOTAL MALAYSIA...........................................            40,920,103
                                                                    -----------

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES    VALUE>>
                                                                 --------- ----------
MEXICO -- (3.9%)
    Alfa S.A.B. de C.V., Class A................................ 1,666,330 $2,269,129
    Alpek S.A.B. de C.V.........................................   311,293    525,621
    Alsea S.A.B. de C.V.........................................   339,033  1,168,205
    America Movil S.A.B. de C.V., Series L...................... 4,985,903  4,266,886
    America Movil S.A.B. de C.V., Class L Sponsored ADR.........   116,929  2,000,655
    Arca Continental S.A.B. de C.V..............................   137,302    911,725
#*  Axtel S.A.B. de C.V.........................................   751,020    155,138
#   Banco Santander Mexico SA Institucion de Banca Multiple
      Grupo Financiero Santand, ADR.............................    62,571    523,094
    Banco Santander Mexico SA Institucion de Banca Multiple
      Grupo Financiero Santand, Class B.........................   294,160    496,060
*   Bio Pappel S.A.B. de C.V....................................    22,232     24,585
    Bolsa Mexicana de Valores S.A.B. de C.V.....................   161,170    302,663
*   Cemex S.A.B. de C.V......................................... 2,870,846  2,144,152
*   Cemex S.A.B. de C.V., Sponsored ADR.........................    53,506    398,620
    Coca-Cola Femsa S.A.B. de C.V., Series L....................     4,390     27,464
#   Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR...............     6,300    393,687
    Consorcio ARA S.A.B. de C.V., Series *......................   550,046    204,226
#*  Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A..   227,542    166,892
    Corp. Actinver S.A.B. de C.V................................     9,800      6,993
#   Corp. Inmobiliaria Vesta S.A.B. de C.V......................   313,154    487,262
    Corp. Moctezuma S.A.B. de C.V., Series *....................    87,200    365,218
    Credito Real S.A.B. de C.V. SOFOM ER........................   200,156    281,369
*   Desarrolladora Homex S.A.B. de C.V..........................   115,610        478
#   El Puerto de Liverpool S.A.B. de C.V........................    45,499    339,209
*   Elementia S.A.B. de C.V.....................................    36,084     26,815
#*  Empresas ICA S.A.B. de C.V..................................    72,400        362
*   Financiera Independencia S.A.B. de C.V. SOFOM ENR...........    21,447      2,969
    Fomento Economico Mexicano S.A.B. de C.V....................    94,466    927,997
    Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR....    11,572  1,135,676
#   Gentera S.A.B. de C.V.......................................   676,510    730,312
    Gruma S.A.B. de C.V., Class B...............................   107,274  1,386,557
*   Grupo Aeromexico S.A.B. de C.V..............................   119,721    181,723
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V..........   210,376  1,279,001
    Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR........     7,415    701,088
#   Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B....    87,182    824,680
    Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR.........     4,576    817,685
    Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B.....    14,680    262,208
#   Grupo Bimbo S.A.B. de C.V., Series A........................   422,734    905,450
    Grupo Carso S.A.B. de C.V., Series A1.......................   151,343    630,131
    Grupo Cementos de Chihuahua S.A.B. de C.V...................    68,062    438,695
    Grupo Comercial Chedraui S.A. de C.V........................   225,724    553,236
#   Grupo Elektra S.A.B. de C.V.................................    28,023  1,048,373
*   Grupo Famsa S.A.B. de C.V., Class A.........................   156,137    104,718
    Grupo Financiero Banorte S.A.B. de C.V......................   521,702  3,638,916
#   Grupo Financiero Inbursa S.A.B. de C.V......................   529,542    873,679
*   Grupo GICSA S.A. de C.V.....................................   209,490    102,397
    Grupo Herdez S.A.B. de C.V., Series *.......................   261,299    562,478
*   Grupo Hotelero Santa Fe S.A.B. de C.V.......................    21,807     12,695
    Grupo Industrial Saltillo S.A.B. de C.V.....................    72,405    107,805
    Grupo KUO S.A.B. de C.V., Series B..........................    28,600     70,588
    Grupo Lala S.A.B. de C.V....................................   226,079    240,541
    Grupo Mexico S.A.B. de C.V., Series B....................... 1,442,882  4,542,066
*   Grupo Pochteca S.A.B. de C.V................................    35,990     14,193
#   Grupo Rotoplas S.A.B. de C.V................................    59,409     76,820
    Grupo Sanborns S.A.B. de C.V................................   147,588    153,624
*   Grupo Simec S.A.B. de C.V., Sponsored ADR...................     2,821     27,730
*   Grupo Simec S.A.B. de C.V., Series B........................    45,467    148,835
*   Grupo Sports World S.A.B. de C.V............................    42,700     43,988

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
MEXICO -- (Continued)
    Grupo Televisa S.A.B., Series CPO....................   747,648 $ 2,974,907
    Grupo Televisa S.A.B., Sponsored ADR.................    15,502     308,180
#*  Hoteles City Express S.A.B. de C.V...................   234,521     304,260
#*  Impulsora del Desarrollo y el Empleo en America
      Latina S.A.B. de C.V...............................   188,521     309,772
    Industrias Bachoco S.A.B. de C.V., ADR...............     2,601     154,486
    Industrias Bachoco S.A.B. de C.V., Series B..........    90,604     447,241
*   Industrias CH S.A.B. de C.V., Series B...............   111,895     521,119
    Industrias Penoles S.A.B. de C.V.....................    64,391   1,091,739
    Infraestructura Energetica Nova S.A.B. de C.V........   184,345     902,153
    Kimberly-Clark de Mexico S.A.B. de C.V., Class A.....   687,660   1,266,274
*   La Comer S.A.B. de C.V...............................   316,215     347,811
#*  Maxcom Telecomunicaciones S.A.B. de C.V..............     3,390       1,180
    Megacable Holdings S.A.B. de C.V.....................   173,043     830,317
    Mexichem S.A.B. de C.V...............................   570,872   1,997,681
#*  Minera Frisco S.A.B. de C.V..........................   277,464     119,098
#   Nemak S.A.B. de C.V..................................   341,542     281,660
#   Organizacion Cultiba S.A.B. de C.V...................    24,314      19,568
*   Organizacion Soriana S.A.B. de C.V., Class B.........   234,363     442,627
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V................................................    77,818     803,827
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V................................................     7,687      58,567
    Qualitas Controladora S.A.B. de C.V..................    87,577     234,569
#   Rassini S.A.B. de C.V................................    37,047     135,524
    Rassini S.A.B. de C.V., Class A......................    58,580     122,580
    Regional S.A.B. de C.V...............................   167,956   1,023,448
#*  Telesites S.A.B. de C.V..............................   316,338     234,057
    TV Azteca S.A.B. de C.V..............................   760,843      95,117
#   Unifin Financiera S.A.B. de C.V. SOFOM ENR...........    60,615     168,370
    Vitro S.A.B. de C.V., Series A.......................    82,421     258,747
    Wal-Mart de Mexico S.A.B. de C.V..................... 1,026,541   2,996,826
                                                                    -----------
TOTAL MEXICO.............................................            58,485,067
                                                                    -----------
PERU -- (0.2%)
    Cementos Pacasmayo SAA, ADR..........................     6,089      69,780
    Cia de Minas Buenaventura SAA, ADR...................    15,794     217,010
    Credicorp, Ltd.......................................    15,039   3,440,472
*   Fossal SAA, ADR......................................       455         278
*   Grana y Montero SAA, Sponsored ADR...................    13,427      50,754
                                                                    -----------
TOTAL PERU...............................................             3,778,294
                                                                    -----------
PHILIPPINES -- (1.1%)
    Aboitiz Equity Ventures, Inc.........................   403,650     438,426
    Aboitiz Power Corp...................................   365,000     255,826
*   Apex Mining Co., Inc................................. 1,427,000      37,898
*   Atlas Consolidated Mining & Development Corp.........   168,700      12,265
    Ayala Corp...........................................    80,421   1,516,669
    Ayala Land, Inc...................................... 1,306,760   1,006,361
    Bank of the Philippine Islands.......................   165,135     305,289
    BDO Unibank, Inc.....................................   227,438     566,098
    Cebu Air, Inc........................................   178,860     237,006
*   CEMEX Holdings Philippines, Inc...................... 1,029,000      59,889
    Century Pacific Food, Inc............................   456,000     133,147
    Century Properties Group, Inc........................   500,000       4,094
    China Banking Corp...................................   288,237     179,988
    Cirtek Holdings Philippines Corp.....................    28,300      22,077
    Cosco Capital, Inc................................... 1,100,600     126,433
    D&L Industries, Inc.................................. 1,059,200     203,174
    DMCI Holdings, Inc................................... 2,010,850     447,137
*   DoubleDragon Properties Corp.........................   296,390     144,930

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EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
PHILIPPINES -- (Continued)
*   East West Banking Corp...............................   369,750 $   100,589
*   EEI Corp.............................................   232,900      47,309
*   Empire East Land Holdings, Inc....................... 1,223,000      13,647
*   Energy Development Corp.............................. 1,149,319     110,163
    Filinvest Land, Inc.................................. 6,790,000     181,552
    First Gen Corp.......................................   760,100     222,158
    First Philippine Holdings Corp.......................   182,270     214,400
*   Global Ferronickel Holdings, Inc.....................   769,529      30,169
    Globe Telecom, Inc...................................    12,280     424,438
    GT Capital Holdings, Inc.............................    16,630     303,595
    Integrated Micro-Electronics, Inc....................   450,660     119,075
    JG Summit Holdings, Inc..............................   547,520     577,757
    Jollibee Foods Corp..................................   116,000     590,124
*   Lepanto Consolidated Mining Co....................... 1,834,182       4,354
    Lopez Holdings Corp.................................. 1,580,700     112,806
    MacroAsia Corp.......................................   100,500      46,955
    Manila Electric Co...................................    52,430     375,148
    Manila Water Co., Inc................................   615,600     307,451
    Max's Group, Inc.....................................   162,300      39,294
    Megawide Construction Corp...........................   599,274     216,098
    Megaworld Corp....................................... 4,101,900     358,814
    Metro Retail Stores Group, Inc.......................   714,000      37,248
    Metropolitan Bank & Trust Co.........................   170,963     237,538
    Nickel Asia Corp.....................................   773,000      63,327
    Pepsi-Cola Products Philippines, Inc.................   737,300      31,250
    Petron Corp.......................................... 1,360,500     227,441
    Philex Mining Corp...................................   199,300      16,620
*   Philippine National Bank.............................   215,142     189,015
    Philippine Stock Exchange, Inc. (The)................     5,304      20,403
    Phinma Energy Corp...................................   675,000      15,393
    Phoenix Petroleum Philippines, Inc...................   189,140      42,512
    Pilipinas Shell Petroleum Corp.......................   100,840     106,952
#   PLDT, Inc., Sponsored ADR............................    11,344     283,373
    PLDT, Inc............................................    25,530     640,452
*   Prime Orion Philippines, Inc.........................   262,000      13,606
    Puregold Price Club, Inc.............................   358,030     305,441
*   PXP Energy Corp......................................    76,500      14,715
    RFM Corp.............................................   532,000      46,080
    Rizal Commercial Banking Corp........................   297,556     167,982
    Robinsons Land Corp.................................. 1,196,766     441,802
    Robinsons Retail Holdings, Inc.......................   150,550     242,281
    San Miguel Food and Beverage, Inc....................   105,430     137,594
    Security Bank Corp...................................   100,396     383,756
    Semirara Mining & Power Corp.........................   503,880     300,847
    SM Investments Corp..................................    28,575     512,126
    SM Prime Holdings, Inc............................... 1,263,212     899,306
*   SSI Group, Inc.......................................   711,000      27,598
    STI Education Systems Holdings, Inc.................. 1,881,000      38,209
*   Top Frontier Investment Holdings, Inc................    10,142      49,503
    Union Bank Of Philippines............................   135,942     216,626
    Universal Robina Corp................................   271,640     655,017
    Vista Land & Lifescapes, Inc......................... 3,568,100     402,987
*   Xurpas, Inc..........................................   187,100      11,530
                                                                    -----------
TOTAL PHILIPPINES........................................            16,871,133
                                                                    -----------
POLAND -- (1.7%)
*   Agora SA.............................................    20,446      58,170
*   Alior Bank SA........................................    38,640     768,335
    Alumetal SA..........................................       814      10,808

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
POLAND -- (Continued)
    Amica SA.............................................   2,898 $   98,824
*   AmRest Holdings SE...................................   1,944    232,093
    Apator SA............................................   3,816     29,821
    Asseco Poland SA.....................................  48,805    616,053
    Bank Handlowy w Warszawie SA.........................   7,702    158,179
*   Bank Millennium SA................................... 229,932    578,463
    Bank Pekao SA........................................  21,038    644,169
    Bank Zachodni WBK SA.................................   4,533    454,618
*   Bioton SA............................................  23,777     42,411
*   Boryszew SA..........................................  87,985    162,429
    Budimex SA...........................................   5,973    204,127
#   CCC SA...............................................   8,799    542,081
*   CD Projekt SA........................................  42,855  2,317,049
    Ciech SA.............................................  23,153    352,977
    ComArch SA...........................................     236     11,298
*   Cyfrowy Polsat SA....................................  76,165    495,310
    Elektrobudowa SA.....................................      39        577
*   Enea SA.............................................. 143,203    375,508
#   Energa SA............................................  74,286    182,136
#   Eurocash SA..........................................  42,724    216,413
*   Fabryki Mebli Forte SA...............................   9,297    116,919
*   Famur SA.............................................  79,998    110,841
    Firma Oponiarska Debica SA...........................   1,289     50,502
*   Getin Holding SA..................................... 243,123     38,575
*   Getin Noble Bank SA.................................. 290,102     77,804
    Globe Trade Centre SA................................  55,161    140,050
    Grupa Azoty SA.......................................  17,150    195,741
    Grupa Azoty Zaklady Chemiczne Police SA..............   3,091     14,815
    Grupa Kety SA........................................   6,904    605,662
    Grupa Lotos SA.......................................  62,514  1,116,804
*   Impexmetal SA........................................  60,302     70,838
    ING Bank Slaski SA...................................   6,365    334,437
    Inter Cars SA........................................   2,921    216,314
#*  Jastrzebska Spolka Weglowa SA........................  28,438    613,783
    Kernel Holding SA....................................  38,613    535,898
    KGHM Polska Miedz SA.................................  61,629  1,630,501
    KRUK SA..............................................   8,067    480,113
    LC Corp. SA.......................................... 112,241     75,248
    LPP SA...............................................     305    749,019
#*  Lubelski Wegiel Bogdanka SA..........................   5,264     89,309
    mBank SA.............................................   4,287    501,802
    Netia SA.............................................  82,111    111,423
    Neuca SA.............................................   1,790    125,182
*   Orange Polska SA..................................... 295,444    402,849
    Orbis SA.............................................   5,719    139,968
    Pfleiderer Group SA..................................   3,121     33,329
*   PGE Polska Grupa Energetyczna SA..................... 258,834    696,657
*   PKP Cargo SA.........................................  12,474    163,972
*   Polnord SA...........................................  24,222     60,202
    Polski Koncern Naftowy Orlen S.A..................... 132,521  3,360,870
*   Polskie Gornictwo Naftowe i Gazownictwo SA........... 373,045    563,775
*   Powszechna Kasa Oszczednosci Bank Polski SA.......... 124,156  1,416,828
    Powszechny Zaklad Ubezpieczen SA..................... 132,351  1,522,220
*   Rafako SA............................................  30,429     29,253
    Stalexport Autostrady SA.............................  33,272     31,131
    Stalprodukt SA.......................................     658     88,821
*   Tauron Polska Energia SA............................. 613,234    377,678
    Trakcja SA...........................................  23,580     28,029
*   Vistula Group SA.....................................  66,383     76,866

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
POLAND -- (Continued)
    Warsaw Stock Exchange................................  11,916 $   126,190
    Wawel SA.............................................     227      55,411
    Zespol Elektrowni Patnow Adamow Konin SA.............   2,460       6,291
                                                                  -----------
TOTAL POLAND.............................................          25,733,769
                                                                  -----------
RUSSIA -- (1.4%)
    Etalon Group P.L.C., GDR.............................  52,035     145,339
    Etalon Group P.L.C., GDR.............................  13,764      38,539
    Gazprom PJSC, Sponsored ADR.......................... 220,702     989,760
    Gazprom PJSC, Sponsored ADR.......................... 175,392     796,280
    Globaltrans Investment P.L.C., GDR...................  13,798     158,521
    Globaltrans Investment P.L.C., GDR...................   9,062     104,213
*   Lenta, Ltd., GDR.....................................  77,801     388,227
*   Lenta, Ltd., GDR.....................................   9,815      48,974
    Lukoil PJSC, Sponsored ADR(BYZF386)..................  25,501   1,823,321
    Lukoil PJSC, Sponsored ADR(BYZDW2900)................  20,281   1,454,782
    Magnitogorsk Iron & Steel Works PJSC, GDR............  47,794     461,124
*   Mail.Ru Group, Ltd., GDR.............................   1,271      34,325
*   Mail.Ru Group, Ltd., GDR.............................   4,700     127,370
*   Mechel PJSC, Sponsored ADR...........................  29,036      81,882
    MegaFon PJSC, GDR....................................  20,825     197,702
    MegaFon PJSC, GDR....................................   8,012      76,515
    MMC Norilsk Nickel PJSC, ADR.........................   3,492      60,464
    MMC Norilsk Nickel PJSC, ADR.........................  63,265   1,092,653
    Novatek PJSC, GDR....................................   4,915     781,977
    Novolipetsk Steel PJSC, GDR..........................  23,125     597,604
    Novolipetsk Steel PJSC, GDR..........................     648      16,757
    O'Key Group SA, GDR..................................   6,334      12,643
    PhosAgro PJSC, GDR...................................  24,221     320,134
    Ros Agro P.L.C., GDR.................................     818       8,741
    Ros Agro P.L.C., GDR.................................   6,813      72,899
    Rosneft Oil Co. PJSC, GDR............................  86,008     567,653
    Rosneft Oil Co. PJSC, GDR............................ 126,625     836,478
    Rostelecom PJSC, Sponsored ADR.......................  10,005      67,334
    Rostelecom PJSC, Sponsored ADR.......................  19,115     130,782
    RusHydro PJSC, ADR................................... 311,587     318,966
    Sberbank of Russia PJSC, Sponsored ADR............... 205,157   2,886,060
    Sberbank of Russia PJSC, Sponsored ADR............... 175,804   2,466,530
    Severstal PJSC, GDR..................................  34,964     570,534
    Tatneft PJSC, Sponsored ADR..........................  14,051     968,592
    Tatneft PJSC, Sponsored ADR..........................   1,458     101,185
    TMK PJSC, GDR........................................  18,979      88,063
    TMK PJSC, GDR........................................  13,562      62,673
    VEON, Ltd., ADR...................................... 162,025     490,936
    VTB Bank PJSC, GDR................................... 171,074     266,948
    VTB Bank PJSC, GDR................................... 338,468     528,010
    X5 Retail Group NV, GDR..............................  24,211     648,731
    X5 Retail Group NV, GDR..............................   1,293      34,652
                                                                  -----------
TOTAL RUSSIA.............................................          20,924,873
                                                                  -----------
SOUTH AFRICA -- (7.2%)
    Absa Group, Ltd...................................... 344,795   4,491,896
    Adcock Ingram Holdings, Ltd..........................  51,792     253,003
*   Adcorp Holdings, Ltd.................................  61,325      72,994
    Advtech, Ltd......................................... 294,623     351,380
    AECI, Ltd............................................  85,439     687,207
    African Oxygen, Ltd..................................  50,773     109,602
*   African Phoenix Investments, Ltd..................... 282,387      12,847

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
SOUTH AFRICA -- (Continued)
    African Rainbow Minerals, Ltd........................    78,180 $  674,646
    Afrimat, Ltd.........................................    46,480     87,373
    Alexander Forbes Group Holdings, Ltd.................   202,587     77,188
*   Allied Electronics Corp., Ltd........................     4,509      5,358
    Alviva Holdings, Ltd.................................    81,663    116,174
    Anglo American Platinum, Ltd.........................    17,744    545,805
    AngloGold Ashanti, Ltd., Sponsored ADR...............   320,438  2,848,694
*   ArcelorMittal South Africa, Ltd......................   164,858     40,146
*   Ascendis Health, Ltd.................................   107,869     83,730
    Assore, Ltd..........................................    19,814    412,951
    Astral Foods, Ltd....................................    35,227    780,489
*   Attacq, Ltd..........................................   250,910    319,314
*   Aveng, Ltd........................................... 3,030,115     20,635
    AVI, Ltd.............................................   180,140  1,495,835
    Barloworld, Ltd......................................   156,320  1,504,588
    Bid Corp., Ltd.......................................   119,206  2,383,479
    Bidvest Group, Ltd. (The)............................   204,199  2,902,648
    Blue Label Telecoms, Ltd.............................   273,933    191,936
*   Brait SE.............................................   163,021    533,325
    Capitec Bank Holdings, Ltd...........................    17,442  1,259,567
    Cashbuild, Ltd.......................................    20,198    475,541
    Caxton and CTP Publishers and Printers, Ltd..........    26,485     21,647
    City Lodge Hotels, Ltd...............................    26,037    296,842
    Clicks Group, Ltd....................................   136,239  1,999,576
    Clover Industries, Ltd...............................   116,755    145,156
*   Consolidated Infrastructure Group, Ltd...............    60,169     14,586
    Coronation Fund Managers, Ltd........................   136,564    617,673
#*  Curro Holdings, Ltd..................................    65,841    155,035
    DataTec, Ltd.........................................   201,753    375,443
    Discovery, Ltd.......................................   113,470  1,462,569
    DRDGOLD, Ltd., Sponsored ADR.........................     1,600      4,112
    DRDGOLD, Ltd.........................................   216,155     56,256
*   enX Group, Ltd.......................................    10,265      9,323
    EOH Holdings, Ltd....................................    74,757    236,270
    Exxaro Resources, Ltd................................   130,516  1,286,038
#*  Famous Brands, Ltd...................................    51,937    444,589
    FirstRand, Ltd....................................... 1,370,412  7,203,027
#   Foschini Group, Ltd. (The)...........................   125,067  1,633,022
    Gold Fields, Ltd.....................................    29,233    107,278
    Gold Fields, Ltd., Sponsored ADR.....................   510,093  1,907,748
    Grand Parade Investments, Ltd........................   131,391     19,286
*   Grindrod Shipping Holdings, Ltd......................     8,149     82,924
*   Grindrod, Ltd........................................   325,940    194,488
*   Group Five, Ltd......................................    72,783      4,698
    Harmony Gold Mining Co., Ltd.........................   131,514    218,896
#   Harmony Gold Mining Co., Ltd., Sponsored ADR.........   152,302    258,913
*   Howden Africa Holdings, Ltd..........................     3,943     11,345
    Hudaco Industries, Ltd...............................    21,252    236,989
    Hulamin, Ltd.........................................    71,054     26,623
#*  Impala Platinum Holdings, Ltd........................   330,388    490,741
    Imperial Holdings, Ltd...............................   108,653  1,761,685
    Investec, Ltd........................................    88,154    637,016
    Invicta Holdings, Ltd................................    17,919     45,376
    Italtile, Ltd........................................    49,596     47,173
    JSE, Ltd.............................................    69,431    875,857
    KAP Industrial Holdings, Ltd.........................   779,508    423,239
    Kumba Iron Ore, Ltd..................................    37,443    828,401
    Lewis Group, Ltd.....................................    66,807    151,715
    Liberty Holdings, Ltd................................    99,418    869,815

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
SOUTH AFRICA -- (Continued)
    Long4Life, Ltd.......................................   229,488 $     91,119
    Massmart Holdings, Ltd...............................    77,310      689,480
    Merafe Resources, Ltd................................   704,578       81,474
    Metair Investments, Ltd..............................   111,669      131,182
    Metrofile Holdings, Ltd..............................    76,015       20,504
    MiX Telematics, Ltd., Sponsored ADR..................     8,700      152,424
    MMI Holdings, Ltd....................................   729,985      941,909
    Mondi, Ltd...........................................    68,391    1,873,894
    Mpact, Ltd...........................................   120,100      207,780
#   Mr. Price Group, Ltd.................................   107,996    1,926,627
    Murray & Roberts Holdings, Ltd.......................   245,552      337,451
*   Nampak, Ltd..........................................   413,973      476,067
    Naspers, Ltd., Class N...............................    38,135    9,387,643
    Nedbank Group, Ltd...................................    87,935    1,819,700
    NEPI Rockcastle P.L.C................................    71,337      660,659
*   Northam Platinum, Ltd................................   176,527      473,561
    Novus Holdings, Ltd..................................    10,396        2,998
    Oceana Group, Ltd....................................    35,385      209,943
    Omnia Holdings, Ltd..................................    43,392      425,897
    Peregrine Holdings, Ltd..............................   166,460      263,559
    Pick n Pay Stores, Ltd...............................   206,862    1,167,986
    Pioneer Foods Group, Ltd.............................    57,073      503,413
*   PPC, Ltd............................................. 1,097,019      531,629
    PSG Group, Ltd.......................................    58,025    1,025,684
    Raubex Group, Ltd....................................    94,910      142,714
    RCL Foods, Ltd.......................................    19,226       25,043
    Reunert, Ltd.........................................   108,454      673,674
#   Rhodes Food Group Pty, Ltd...........................    55,653       78,399
*   Royal Bafokeng Platinum, Ltd.........................    40,725       75,137
    Sanlam, Ltd..........................................   519,042    3,009,250
    Santam, Ltd..........................................    27,966      642,765
    Sappi, Ltd...........................................   331,839    2,371,631
    Sasol, Ltd...........................................    11,323      446,211
#   Sasol, Ltd., Sponsored ADR...........................   142,728    5,653,456
    Shoprite Holdings, Ltd...............................   189,150    3,128,330
*   Sibanye Gold, Ltd....................................   652,586      399,450
*   Sibanye Gold, Ltd., Sponsored ADR....................   146,127      368,241
#   SPAR Group, Ltd. (The)...............................   137,815    2,006,964
    Spur Corp., Ltd......................................    43,547       84,778
*   Stadio Holdings, Ltd.................................    55,206       16,821
    Standard Bank Group, Ltd.............................   474,450    7,336,281
#*  Steinhoff International Holdings NV..................   643,070      121,102
*   Super Group, Ltd.....................................   267,571      706,401
    Telkom SA SOC, Ltd...................................   180,068      691,676
    Tiger Brands, Ltd....................................    76,459    2,026,692
    Tongaat Hulett, Ltd..................................    89,484      573,451
    Transaction Capital, Ltd.............................    94,258      123,142
    Trencor, Ltd.........................................   107,914      260,575
    Truworths International, Ltd.........................   293,025    1,820,318
    Vodacom Group, Ltd...................................   176,040    1,875,628
    Wilson Bayly Holmes-Ovcon, Ltd.......................    30,198      318,878
    Woolworths Holdings, Ltd.............................   569,176    2,211,236
                                                                    ------------
TOTAL SOUTH AFRICA.......................................            108,490,548
                                                                    ------------
SOUTH KOREA -- (16.3%)
    ABco Electronics Co., Ltd............................     3,678       32,025
#*  Able C&C Co., Ltd....................................     4,925       61,331
    ABOV Semiconductor Co., Ltd..........................     5,668       26,874
#*  Ace Technologies Corp................................     7,562       35,284

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------- --------
SOUTH KOREA -- (Continued)
*   Actoz Soft Co., Ltd..................................   1,963 $ 22,155
    Advanced Nano Products Co., Ltd......................   1,159   23,866
*   Advanced Process Systems Corp........................     428    9,767
    Aekyung Petrochemical Co., Ltd.......................  10,586  109,078
#   AfreecaTV Co., Ltd...................................   5,664  215,218
*   Agabang&Company......................................  10,261   42,856
    Ahn-Gook Pharmaceutical Co., Ltd.....................   3,399   35,929
    Ahnlab, Inc..........................................   1,337   65,503
    AJ Networks Co., Ltd.................................   7,557   35,529
*   AJ Rent A Car Co., Ltd...............................  11,281  115,407
*   Ajin Industrial Co., Ltd.............................   6,328   14,172
    AK Holdings, Inc.....................................   3,176  219,301
#   ALUKO Co., Ltd.......................................  21,440   66,952
*   Aminologics Co., Ltd.................................  18,012   35,330
    Amorepacific Corp....................................   4,138  990,129
    AMOREPACIFIC Group...................................   8,462  725,304
*   Amotech Co., Ltd.....................................   5,009  165,270
#*  Anam Electronics Co., Ltd............................   6,840   20,601
*   Ananti, Inc..........................................   9,250   64,705
*   Anapass, Inc.........................................   2,913   40,797
*   Aprogen Healthcare & Games, Inc......................  25,054   26,381
*   APS Holdings Corp....................................  11,595   57,931
    Asia Cement Co., Ltd.................................     944  114,460
    ASIA Holdings Co., Ltd...............................     649   72,813
    Asia Paper Manufacturing Co., Ltd....................   3,151   95,401
*   Asiana Airlines, Inc.................................  70,735  270,308
    Atinum Investment Co., Ltd...........................  15,043   42,775
    AUK Corp.............................................  13,776   30,478
    Aurora World Corp....................................   2,940   27,543
    Austem Co., Ltd......................................   6,457   26,204
    Autech Corp..........................................   8,440   94,548
*   Avaco Co., Ltd.......................................   3,893   24,999
    Baiksan Co., Ltd.....................................   6,975   37,353
#*  Barun Electronics Co., Ltd...........................  17,795   18,356
    Bcworld Pharm Co., Ltd...............................   1,296   29,889
    BGF Co., Ltd.........................................  26,989  229,746
    BGF retail Co., Ltd..................................   1,914  289,302
*   BH Co., Ltd..........................................  12,339  273,642
*   Binex Co., Ltd.......................................   2,852   24,545
    Binggrae Co., Ltd....................................   2,255  121,372
*   BioSmart Co., Ltd....................................   9,586   46,350
#*  Biovill Co., Ltd.....................................  12,806   32,240
*   BIT Computer Co., Ltd................................   4,083   23,119
    Bixolon Co., Ltd.....................................   2,642   14,620
    Bluecom Co., Ltd.....................................   6,343   28,050
    BNK Financial Group, Inc............................. 118,323  948,860
    Boditech Med, Inc....................................   3,424   46,511
    BoKwang Industry Co., Ltd............................   7,220   33,578
    Bookook Securities Co., Ltd..........................   2,445   52,334
#*  Boryung Medience Co., Ltd............................   1,719   15,827
*   Bosung Power Technology Co., Ltd.....................  12,851   36,452
*   Brain Contents Co., Ltd..............................  27,608   24,550
*   Bubang Co., Ltd......................................  14,306   37,389
#   Busan City Gas Co., Ltd..............................   1,506   49,026
    BYC Co., Ltd.........................................     105   24,174
    Byucksan Corp........................................  20,100   58,654
*   CammSys Corp.........................................  29,500   57,387
    Capro Corp...........................................  16,771   93,255
    Caregen Co., Ltd.....................................   1,154   76,191

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    Cell Biotech Co., Ltd................................  3,452 $  103,703
*   Celltrion Pharm, Inc.................................  1,871    118,199
#*  Celltrion, Inc....................................... 12,933  3,149,597
    Changhae Ethanol Co., Ltd............................  3,987     54,069
*   Charm Engineering Co., Ltd........................... 29,767     47,650
    Cheil Worldwide, Inc................................. 14,488    261,973
*   Chemtronics Co., Ltd.................................  3,054     18,566
    Chinyang Holdings Corp............................... 14,183     32,985
*   Choa Pharmaceutical Co...............................  4,050     18,340
    Chokwang Paint, Ltd..................................  4,183     29,876
    Chong Kun Dang Pharmaceutical Corp...................  2,567    240,308
    Chongkundang Holdings Corp...........................  1,579     91,703
#   Choong Ang Vaccine Laboratory........................  2,018     35,975
*   Chorokbaem Media Co., Ltd............................ 12,910     16,181
    Chosun Refractories Co., Ltd.........................    128      9,685
#   Chungdahm Learning, Inc..............................  3,558     62,306
    CJ CGV Co., Ltd......................................  5,730    307,993
    CJ CheilJedang Corp..................................  4,758  1,439,645
    CJ Corp..............................................  8,656  1,088,084
    CJ ENM Co., Ltd......................................    188     39,040
    CJ Freshway Corp.....................................  3,084     85,514
    CJ Hello Co., Ltd.................................... 15,905    129,810
*   CJ Logistics Corp....................................  3,076    415,993
*   CJ Seafood Corp......................................  9,592     23,918
    CKD Bio Corp.........................................  2,712     46,874
    Clean & Science Co., Ltd.............................  1,150     15,928
    Com2uSCorp...........................................  3,291    447,617
    Commax Co., Ltd......................................  3,397     14,616
    Coreana Cosmetics Co., Ltd...........................  6,531     33,418
    Cosmax BTI, Inc......................................  1,889     49,536
    Cosmax, Inc..........................................  2,100    255,945
    Cosmecca Korea Co., Ltd..............................    752     18,743
#*  CosmoAM&T Co., Ltd...................................  4,130     94,892
#*  Cosmochemical Co., Ltd...............................  4,574     85,681
*   COSON Co., Ltd.......................................  1,962     20,033
    Coway Co., Ltd....................................... 13,236  1,111,548
    COWELL FASHION Co., Ltd.............................. 17,951     95,958
    Crown Confectionery Co., Ltd.........................  1,598     17,980
    CROWNHAITAI Holdings Co., Ltd........................  4,773     60,862
#*  CrucialTec Co., Ltd.................................. 14,142     31,282
    CS Wind Corp.........................................  2,093     54,194
*   CTC BIO, Inc.........................................  1,736     21,505
#*  CTGen Co., Ltd.......................................  9,318     32,812
    Cuckoo Holdings Co., Ltd.............................    786    112,876
*   Cuckoo Homesys Co., Ltd..............................    118     23,271
#*  Curo Co., Ltd........................................ 32,241     23,035
    Cymechs, Inc.........................................  5,294     52,279
    D.I Corp............................................. 12,993     60,123
    Dae Dong Industrial Co., Ltd.........................  7,057     46,664
    Dae Han Flour Mills Co., Ltd.........................    586     93,328
    Dae Hwa Pharmaceutical Co., Ltd......................  2,575     55,413
    Dae Hyun Co., Ltd.................................... 11,147     25,566
*   Dae Won Chemical Co., Ltd............................ 18,773     35,990
    Dae Won Kang Up Co., Ltd............................. 13,768     50,849
*   Dae Young Packaging Co., Ltd......................... 31,775     23,561
#   Daea TI Co., Ltd..................................... 32,954    206,222
    Daechang Co., Ltd.................................... 38,643     37,601
    Daechang Forging Co., Ltd............................    557     22,524
    Daeduck Electronics Co............................... 23,712    180,551

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    Daeduck GDS Co., Ltd.................................  8,330 $  100,143
    Daegu Department Store...............................  3,040     27,009
    Daehan Steel Co., Ltd................................  7,550     51,932
    Dae-Il Corp..........................................  8,181     45,132
*   Daejoo Electronic Materials Co., Ltd.................  1,079     30,555
    Daekyo Co., Ltd......................................  8,911     59,135
    Daelim B&Co Co., Ltd.................................  4,387     20,518
    Daelim C&S Co., Ltd..................................  3,529     39,220
    Daelim Industrial Co., Ltd........................... 11,320    794,276
#*  DAEMYUNG Corp. Co., Ltd..............................  8,276     19,242
    Daeryuk Can Co., Ltd.................................  8,241     47,240
    Daesang Corp......................................... 13,136    289,211
#   Daesang Holdings Co., Ltd............................  8,544     63,726
    Daesung Energy Co., Ltd..............................  2,270     11,963
*   Daesung Industrial Co., Ltd..........................  9,382     43,679
*   Daewon Cable Co., Ltd................................ 22,526     35,109
*   Daewon Media Co., Ltd................................  2,653     19,251
    Daewon Pharmaceutical Co., Ltd.......................  5,721     98,810
    Daewon San Up Co., Ltd...............................  5,449     32,706
*   Daewoo Electronic Components Co., Ltd................  6,710     13,936
*   Daewoo Engineering & Construction Co., Ltd........... 85,836    436,625
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.... 20,996    495,771
    Daewoong Co., Ltd....................................  8,070    106,201
    Daewoong Pharmaceutical Co., Ltd.....................    776    127,289
    Daihan Pharmaceutical Co., Ltd.......................  2,228     85,185
    Daishin Securities Co., Ltd.......................... 17,661    185,234
*   Danal Co., Ltd....................................... 16,688     68,269
    Danawa Co., Ltd......................................    736     10,715
    Daou Data Corp....................................... 12,276    124,874
    Daou Technology, Inc................................. 18,850    400,248
#*  Dasan Networks, Inc..................................  9,337     58,137
#   Dawonsys Co., Ltd....................................  4,711     59,847
#   Dayou Automotive Seat Technology Co., Ltd............ 37,134     34,737
*   Dayou Plus Co., Ltd.................................. 20,668     20,481
    DB Financial Investment Co., Ltd..................... 21,575     75,677
    DB HiTek Co., Ltd.................................... 25,265    380,394
    DB Insurance Co., Ltd................................ 28,659  1,652,858
*   DB, Inc.............................................. 72,327     56,006
    DCM Corp.............................................  1,241     13,879
*   Deutsch Motors, Inc..................................  7,028     34,654
    DGB Financial Group, Inc............................. 70,404    589,421
#   DHP Korea Co., Ltd...................................  4,848     62,479
    Digital Chosun Co., Ltd.............................. 13,524     23,524
    Digital Power Communications Co., Ltd................ 12,024     39,811
*   DIO Corp.............................................  4,269    132,929
    Display Tech Co., Ltd................................    696      2,420
    DMS Co., Ltd......................................... 10,092     60,484
    DNF Co., Ltd.........................................  3,940     41,304
    Dong A Eltek Co., Ltd................................  6,688     57,280
*   Dong Ah Tire & Rubber Co., Ltd.......................  2,864     33,439
    Dong-A ST Co., Ltd...................................    903     77,450
    Dong-Ah Geological Engineering Co., Ltd..............  4,846     69,619
*   Dongbu Corp..........................................  3,827     31,461
*   Dongbu Steel Co., Ltd................................  2,546     16,603
    Dong-Il Corp.........................................    383     19,151
    Dongil Industries Co., Ltd...........................    730     42,134
    Dongjin Semichem Co., Ltd............................ 21,378    221,645
    DongKook Pharmaceutical Co., Ltd.....................    969     54,496
    Dongkuk Industries Co., Ltd.......................... 19,628     55,792

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------- --------
SOUTH KOREA -- (Continued)
    Dongkuk Steel Mill Co., Ltd..........................  37,868 $260,180
    Dongkuk Structures & Construction Co., Ltd...........  12,784   50,990
*   Dongnam Marine Crane Co., Ltd........................   4,508    6,347
    Dongsuh Cos., Inc....................................   4,587  104,626
    DONGSUNG Corp........................................  11,591   62,225
*   Dongsung Finetec Co., Ltd............................   5,363   29,612
    Dongwha Enterprise Co., Ltd..........................   1,700   44,892
    Dongwha Pharm Co., Ltd...............................   9,743   96,613
    Dongwon Development Co., Ltd.........................  30,221  106,997
    Dongwon F&B Co., Ltd.................................     532  126,407
    Dongwon Industries Co., Ltd..........................     774  220,291
    Dongwon Systems Corp.................................   1,987   59,692
    Dongyang E&P, Inc....................................   3,315   30,398
*   Dongyang Steel Pipe Co., Ltd.........................  58,813  109,919
    Doosan Corp..........................................   4,017  373,997
*   Doosan Heavy Industries & Construction Co., Ltd......  41,738  563,021
    DoubleUGames Co., Ltd................................   2,276  111,870
    Douzone Bizon Co., Ltd...............................  10,333  501,394
*   Dragonfly GF Co., Ltd................................   1,460    5,823
    DRB Holding Co., Ltd.................................   3,773   22,838
    DSR Wire Corp........................................   1,764    7,473
#*  DST ROBOT Co., Ltd...................................  21,742   33,066
    DTR Automotive Corp..................................   2,675   80,637
*   Duk San Neolux Co., Ltd..............................   2,327   35,614
*   Duksan Hi-Metal Co., Ltd.............................   3,951   23,948
    DY Corp..............................................   8,382   39,333
    DY POWER Corp........................................   3,899   73,311
    e Tec E&C, Ltd.......................................   1,038  120,074
    E1 Corp..............................................   1,933  113,059
#   Eagon Industrial, Ltd................................   5,535   58,824
    Easy Bio, Inc........................................  33,073  226,124
*   EcoBio Holdings Co., Ltd.............................   2,985   19,019
#*  Ecopro Co., Ltd......................................   8,198  281,166
    EG Corp..............................................   3,137   23,089
#*  Ehwa Technologies Information Co., Ltd............... 180,349   53,132
    Elcomtec Co., Ltd....................................   9,977   18,019
*   Elentec Co., Ltd.....................................   8,425   23,051
    e-LITECOM Co., Ltd...................................   5,790   30,375
    E-MART, Inc..........................................   3,712  725,685
#*  EMKOREA Co., Ltd.....................................   8,717   31,065
#   EM-Tech Co., Ltd.....................................   7,200  118,116
*   EMW Co., Ltd.........................................   3,658   10,306
*   Enerzent Co., Ltd....................................  10,805   28,191
    ENF Technology Co., Ltd..............................   7,754   97,541
    Eo Technics Co., Ltd.................................   2,433  139,353
    Estechpharma Co., Ltd................................   2,989   28,450
#   Eugene Corp..........................................  25,157  153,183
*   Eugene Investment & Securities Co., Ltd..............  42,469  110,529
    Eugene Technology Co., Ltd...........................   3,653   52,304
#*  Eusu Holdings Co., Ltd...............................   8,871   45,195
    EVERDIGM Corp........................................   5,254   40,563
*   Exem Co., Ltd........................................   3,347   10,138
    Exicon Co., Ltd......................................   1,704   11,790
    F&F Co., Ltd.........................................   3,015  211,130
    Farmsco..............................................   9,968  102,916
#*  FarmStory Co., Ltd...................................  32,468   38,758
*   Feelingk Co., Ltd....................................  20,694   51,507
#   Feelux Co., Ltd......................................  12,210  133,150
    Fila Korea, Ltd......................................  27,125  770,200

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
SOUTH KOREA -- (Continued)
    Fine Semitech Corp...................................   7,015 $   37,084
*   Fine Technix Co., Ltd................................  10,892     23,432
#*  Foosung Co., Ltd.....................................  25,877    268,879
    Fursys, Inc..........................................   1,797     48,350
*   Gamevil, Inc.........................................     878     40,920
    Gaon Cable Co., Ltd..................................   1,471     28,988
*   Genic Co., Ltd.......................................   2,113     25,776
*   Genie Music Corp.....................................   5,644     30,540
*   Gigalane Co., Ltd....................................   6,685     17,364
*   Global Display Co., Ltd..............................   6,155      4,869
    Global Standard Technology Co., Ltd..................   2,586     16,067
#   GMB Korea Corp.......................................   4,841     30,870
#*  GNCO Co., Ltd........................................  25,842     50,684
    GOLFZON Co., Ltd.....................................   2,400     83,920
    Golfzon Newdin Holdings Co., Ltd.....................  11,819     44,878
    Green Cross Corp.....................................     984    156,643
    Green Cross Holdings Corp............................   3,659     97,724
#   GS Engineering & Construction Corp...................  20,972    852,583
    GS Global Corp.......................................  24,687     73,175
    GS Holdings Corp.....................................  35,073  1,687,994
    GS Home Shopping, Inc................................   1,552    276,203
    GS Retail Co., Ltd...................................  10,155    302,523
#*  G-SMATT GLOBAL Co., Ltd..............................   4,752     48,543
    Gwangju Shinsegae Co., Ltd...........................     188     34,809
*   GY Commerce Co., Ltd.................................   6,187     16,182
    HAESUNG DS Co., Ltd..................................   2,632     45,033
    Haitai Confectionery & Foods Co., Ltd................   2,525     29,166
    Halla Corp...........................................  12,823     61,032
    Halla Holdings Corp..................................   5,136    212,538
    Han Kuk Carbon Co., Ltd..............................  12,535     62,831
    Hana Financial Group, Inc............................ 104,142  4,187,289
*   Hana Micron, Inc.....................................  11,094     47,826
    Hana Tour Service, Inc...............................   4,607    321,682
*   Hanall Biopharma Co., Ltd............................   2,280     49,612
    Hancom MDS, Inc......................................   2,533     41,721
    Hancom, Inc..........................................   5,785     87,315
    Handok, Inc..........................................   4,343     98,720
    Handsome Co., Ltd....................................   6,172    208,440
#   Hanil Cement Co., Ltd................................   1,951    250,274
*   Hanil Vacuum Co., Ltd................................  11,175     20,571
*   Hanjin Heavy Industries & Construction Co., Ltd......  45,833    114,799
*   Hanjin Heavy Industries & Construction Holdings Co.,
      Ltd................................................   6,254     22,217
    Hanjin Kal Corp......................................  28,133    464,652
    Hanjin Transportation Co., Ltd.......................   5,352    110,910
*   Hankook Cosmetics Co., Ltd...........................   2,704     30,923
    Hankook Cosmetics Manufacturing Co., Ltd.............     456     13,405
    Hankook Shell Oil Co., Ltd...........................     457    143,641
    Hankook Tire Co., Ltd................................  34,920  1,386,024
    Hankuk Glass Industries, Inc.........................     192      9,253
    Hankuk Paper Manufacturing Co., Ltd..................   2,272     43,479
    Hanmi Semiconductor Co., Ltd.........................  11,729    111,699
    HanmiGlobal Co., Ltd.................................   3,314     31,602
    Hanon Systems........................................  45,925    439,809
    Hans Biomed Corp.....................................   1,476     35,756
#   Hansae Co., Ltd......................................   7,477    111,445
    Hansae MK Co., Ltd...................................   4,458     34,112
    Hansae Yes24 Holdings Co., Ltd.......................   8,326     56,556
    Hanshin Construction.................................   5,084     91,894
    Hanshin Machinery Co.................................  11,420     24,607

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EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
SOUTH KOREA -- (Continued)
    Hansol Chemical Co., Ltd.............................   5,595 $  388,348
    Hansol Holdings Co., Ltd.............................  23,663    100,634
    Hansol HomeDeco Co., Ltd.............................  40,610     57,896
    Hansol Paper Co., Ltd................................  11,350    186,486
*   Hansol Technics Co., Ltd.............................   9,368     85,103
#   Hanssem Co., Ltd.....................................   4,032    347,810
    Hanwha Chemical Corp.................................  53,092  1,006,920
*   Hanwha Galleria Timeworld Co., Ltd...................   1,061     29,168
    Hanwha General Insurance Co., Ltd....................  34,477    204,864
#*  Hanwha Investment & Securities Co., Ltd..............  64,339    146,370
    Hanwha Life Insurance Co., Ltd....................... 162,020    749,102
    Hanyang Eng Co., Ltd.................................   5,243     84,714
    Hanyang Securities Co., Ltd..........................   5,181     34,396
#*  Harim Co., Ltd.......................................  28,296     78,592
#   HB Technology Co., Ltd...............................  40,202    102,829
*   HDC Hyundai Development Co-Engineering &
      Construction, Class E..............................  12,206    627,414
    HDC Hyundai Engineering Plastics Co., Ltd............   9,569     51,058
    HDC I-Controls Co., Ltd..............................   2,438     28,446
#*  Heung-A Shipping Co., Ltd............................  86,595     43,731
*   Heungkuk Fire & Marine Insurance Co., Ltd............  22,571    124,809
    High Tech Pharm Co., Ltd.............................   2,570     26,596
*   HLB, Inc.............................................     756     46,001
    Home Center Holdings Co., Ltd........................  14,926     22,312
*   Homecast Co., Ltd....................................   6,699     46,261
    Hotel Shilla Co., Ltd................................   6,154    550,290
#   HS Industries Co., Ltd...............................  31,354    209,700
    HS R&A Co., Ltd......................................  24,330     45,258
*   HSD Engine Co., Ltd..................................  10,450     36,265
    Huchems Fine Chemical Corp...........................  12,690    359,732
*   Hugel, Inc...........................................     430    183,903
*   Humax Co., Ltd.......................................  10,256     70,093
    Humedix Co., Ltd.....................................   1,672     46,706
    Huons Co., Ltd.......................................   2,142    184,519
    Huons Global Co., Ltd................................   1,833     90,321
#   Husteel Co., Ltd.....................................   2,394     29,539
    Huvis Corp...........................................   8,020     63,725
    Huvitz Co., Ltd......................................   3,233     35,025
    Hwa Shin Co., Ltd....................................  11,649     35,646
    Hwacheon Machine Tool Co., Ltd.......................     515     23,982
*   Hwajin Co., Ltd......................................  13,178     36,362
    Hwangkum Steel & Technology Co., Ltd.................   5,147     50,181
    HwaSung Industrial Co., Ltd..........................   4,660     57,896
#   Hy-Lok Corp..........................................   4,851    106,276
*   Hyosung Advanced Materials Corp......................   1,594    242,238
*   Hyosung Chemical Corp................................   1,136    171,069
    Hyosung Corp.........................................   4,911    195,894
*   Hyosung Heavy Industries Corp........................   3,320    156,981
*   Hyosung TNC Co., Ltd.................................   1,540    306,307
    Hyundai BNG Steel Co., Ltd...........................   4,392     43,138
*   Hyundai Cement Co....................................     142      7,213
*   Hyundai Construction Equipment Co., Ltd..............   2,137    254,902
#   Hyundai Corp Holdings, Inc...........................   3,086     74,796
    Hyundai Corp.........................................   1,510     44,045
    Hyundai Department Store Co., Ltd....................   6,372    561,488
    Hyundai Development Co-Engineering & Construction....   8,736    207,770
    Hyundai Engineering & Construction Co., Ltd..........  29,936  1,573,405
    Hyundai Glovis Co., Ltd..............................   6,875    843,293
    Hyundai Greenfood Co., Ltd...........................  20,006    242,488
*   Hyundai Heavy Industries Co., Ltd....................   8,529    814,826

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
SOUTH KOREA -- (Continued)
*   Hyundai Heavy Industries Holdings Co., Ltd...........  4,475 $1,345,577
    Hyundai Home Shopping Network Corp...................  2,995    294,691
    Hyundai Hy Communications & Networks Co., Ltd........ 24,414     90,568
    Hyundai Livart Furniture Co., Ltd....................  6,436    128,803
    Hyundai Marine & Fire Insurance Co., Ltd............. 36,187  1,186,768
#*  Hyundai Merchant Marine Co., Ltd..................... 87,935    377,539
#*  Hyundai Mipo Dockyard Co., Ltd.......................  4,807    403,090
    Hyundai Mobis Co., Ltd...............................  9,454  1,927,157
    Hyundai Motor Securities Co., Ltd.................... 10,101     87,075
*   Hyundai Rotem Co., Ltd...............................  5,309    128,899
    Hyundai Steel Co..................................... 27,881  1,343,715
    Hyundai Wia Corp..................................... 10,447    440,579
    HyVision System, Inc.................................  4,571     64,936
    i3system, Inc........................................  1,104     18,260
    ICD Co., Ltd.........................................  8,052     73,203
*   i-Components Co., Ltd................................  1,634     11,906
*   IHQ, Inc............................................. 38,673     70,990
    Iljin Diamond Co., Ltd...............................  1,011     21,421
    Iljin Display Co., Ltd............................... 10,902     42,639
    Iljin Electric Co., Ltd..............................  9,122     37,071
*   Iljin Holdings Co., Ltd.............................. 12,691     53,309
    Iljin Materials Co., Ltd.............................  3,351    159,561
    Ilshin Spinning Co., Ltd.............................    744     71,870
*   Ilyang Pharmaceutical Co., Ltd.......................  3,037     87,587
*   IM Co., Ltd.......................................... 27,135     35,302
    iMarketKorea, Inc.................................... 10,882     68,480
    InBody Co., Ltd......................................  4,099     92,814
    Industrial Bank of Korea............................. 87,570  1,226,834
*   Infinitt Healthcare Co., Ltd.........................  5,114     33,672
*   Infraware, Inc.......................................  9,605     15,704
    INITECH Co., Ltd.....................................  6,800     43,864
#*  InkTec Co., Ltd......................................  3,256     10,380
    Innocean Worldwide, Inc..............................  2,511    124,033
*   InnoWireless, Inc....................................  1,034     17,744
#*  Innox Advanced Materials Co., Ltd....................  3,319    166,300
*   Insun ENT Co., Ltd................................... 10,668     68,845
    Intelligent Digital Integrated Security Co., Ltd.....  2,551     20,135
#*  Interflex Co., Ltd...................................  6,318    103,699
    Interojo Co., Ltd....................................  4,083    128,336
    Interpark Corp.......................................  4,000     23,680
    Interpark Holdings Corp.............................. 25,238     61,275
    INTOPS Co., Ltd......................................  7,188     58,407
    INVENIA Co., Ltd.....................................  7,350     21,679
    Inzi Controls Co., Ltd...............................  5,217     25,503
    INZI Display Co., Ltd................................  5,255      7,612
*   Iones Co., Ltd.......................................  3,976     50,557
    IS Dongseo Co., Ltd..................................  9,489    239,288
    ISC Co., Ltd.........................................  4,634     61,463
    i-SENS, Inc..........................................  3,130     65,452
    ISU Chemical Co., Ltd................................  7,276     72,674
    IsuPetasys Co., Ltd.................................. 15,340     50,322
    It's Hanbul Co., Ltd.................................  1,333     59,596
    J.ESTINA Co., Ltd....................................  5,394     32,702
    Jahwa Electronics Co., Ltd...........................  5,727     71,983
    JASTECH, Ltd.........................................  5,041     41,835
#*  Jayjun Cosmetic Co., Ltd.............................  9,047    161,829
    JB Financial Group Co., Ltd.......................... 76,302    405,936
    JC Hyun System, Inc..................................  6,531     51,529
*   Jcontentree Corp..................................... 23,139    122,312

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EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    Jeju Air Co., Ltd....................................  2,880 $  109,388
*   Jeju Semiconductor Corp..............................  1,967      8,146
*   Jeongsan Aikang Co., Ltd.............................  3,986      9,660
    Jinsung T.E.C........................................  3,425     30,991
    JLS Co., Ltd.........................................  3,636     23,364
    JS Corp..............................................  1,923     23,710
    Jusung Engineering Co., Ltd.......................... 21,512    174,668
    JVM Co., Ltd.........................................  1,224     48,697
*   JYP Entertainment Corp...............................  9,816    199,871
    Kakao Corp...........................................  6,183    623,449
#   Kakao M Corp.........................................  2,962    239,205
#*  Kanglim Co., Ltd.....................................  7,932     23,020
    Kangnam Jevisco Co., Ltd.............................  1,835     42,369
    KAON Media Co., Ltd..................................  7,055     52,449
    KB Financial Group, Inc.............................. 42,846  2,059,350
#   KB Financial Group, Inc., ADR........................ 39,797  1,920,205
#*  KB Metal Co., Ltd....................................  9,168     20,303
    KC Co., Ltd..........................................  5,083     76,397
    KC Cottrell Co., Ltd.................................    626      2,250
    KC Green Holdings Co., Ltd...........................  7,765     30,308
    KC Tech Co., Ltd.....................................  3,975     62,446
    KCC Corp.............................................  2,341    709,719
    KCC Engineering & Construction Co., Ltd..............  4,872     37,309
    KEC Corp............................................. 46,114     51,596
    KEPCO Engineering & Construction Co., Inc............  3,724     71,135
#   KEPCO Plant Service & Engineering Co., Ltd...........  5,542    170,837
    Keyang Electric Machinery Co., Ltd................... 13,591     52,233
#*  KEYEAST Co., Ltd..................................... 36,566     85,787
    KG Chemical Corp.....................................  4,943    128,431
    KG Eco Technology Service Co., Ltd................... 10,678     36,200
    Kginicis Co., Ltd....................................  4,769     80,116
    KGMobilians Co., Ltd.................................  6,433     46,083
*   KH Vatec Co., Ltd....................................  5,721     54,347
    KISCO Corp........................................... 13,200     75,580
    KISCO Holdings Co., Ltd..............................  3,775     39,008
    Kishin Corp..........................................    757      2,708
    KISWIRE, Ltd.........................................  3,722     93,145
*   Kiwi Media Group Co., Ltd............................ 39,750     17,470
#   KIWOOM Securities Co., Ltd...........................  4,830    402,782
#*  KleanNara Co., Ltd................................... 11,238     39,200
    KL-Net Corp..........................................  4,538     13,244
*   KMH Co., Ltd.........................................  9,025     57,095
    Kocom Co., Ltd.......................................  2,691     17,767
    Kodaco Co., Ltd...................................... 19,992     48,258
    Koh Young Technology, Inc............................  4,929    480,868
    Kolmar BNH Co., Ltd..................................  4,049     89,303
    Kolon Corp...........................................  3,501    128,471
    Kolon Global Corp....................................  4,114     30,727
    Kolon Industries, Inc................................  8,067    442,322
#*  Kolon Life Science, Inc..............................  2,569    165,601
    Kolon Plastic, Inc...................................  3,778     24,474
*   Komipharm International Co., Ltd.....................  4,788    101,505
*   KONA I Co., Ltd......................................  3,617     41,243
    Kopla Co., Ltd.......................................  3,804     12,358
    Korea Asset In Trust Co., Ltd........................ 14,104     69,621
    Korea Autoglass Corp.................................  5,235     56,726
    Korea Cast Iron Pipe Industries Co., Ltd.............  4,507     40,358
*   Korea Circuit Co., Ltd...............................  7,389     47,810
    Korea District Heating Corp..........................  1,606     93,840

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
SOUTH KOREA -- (Continued)
#   Korea Electric Power Corp., Sponsored ADR............ 62,928 $  923,783
#   Korea Electric Power Corp............................ 14,670    435,927
    Korea Electric Terminal Co., Ltd.....................  2,886    118,772
    Korea Electronic Certification Authority, Inc........  4,271     19,710
    Korea Electronic Power Industrial Development Co.,
      Ltd................................................  5,312     17,011
*   Korea Flange Co., Ltd................................ 11,755     17,491
*   Korea Gas Corp....................................... 10,269    535,141
*   Korea Information & Communications Co., Ltd..........  7,042     64,641
    Korea Information Certificate Authority, Inc.........  3,853     16,070
    Korea Investment Holdings Co., Ltd................... 16,608  1,063,997
    Korea Kolmar Co., Ltd................................  5,075    309,714
    Korea Kolmar Holdings Co., Ltd.......................  1,931     61,412
*   Korea Line Corp......................................  7,251    147,967
*   Korea Materials & Analysis Corp......................  2,130     20,735
    Korea Petrochemical Ind Co., Ltd.....................  1,735    388,402
    Korea Real Estate Investment & Trust Co., Ltd........ 33,969     87,380
    Korea United Pharm, Inc..............................  2,571     55,148
    Korea Zinc Co., Ltd..................................  2,325    858,588
    Korean Air Lines Co., Ltd............................ 28,136    736,821
    Korean Reinsurance Co................................ 59,085    583,572
    Kortek Corp..........................................  6,043     94,112
    KPX Chemical Co., Ltd................................  1,352     79,656
    KSIGN Co., Ltd....................................... 12,339     17,554
    KSS LINE, Ltd........................................  8,802     59,073
    KT Corp., Sponsored ADR.............................. 12,498    171,223
*   KT Hitel Co., Ltd....................................  7,684     39,200
    KT Skylife Co., Ltd.................................. 14,019    164,300
    KT Submarine Co., Ltd................................  5,549     21,254
#*  KTB Investment & Securities Co., Ltd................. 21,362     69,724
    KTCS Corp............................................ 20,566     40,014
    Ktis Corp............................................ 11,445     27,567
    Kukbo Design Co., Ltd................................  2,197     37,154
    Kukdo Chemical Co., Ltd..............................  1,792     95,615
    Kukdong Oil & Chemicals Co., Ltd.....................  8,320     25,527
*   Kumho Electric Co., Ltd..............................  1,919     12,362
    Kumho Industrial Co., Ltd............................  9,487     88,844
    Kumho Petrochemical Co., Ltd.........................  6,352    643,783
*   Kumho Tire Co., Inc.................................. 60,073    336,412
    Kumkang Kind Co., Ltd................................  1,390     30,368
    Kwang Dong Pharmaceutical Co., Ltd................... 15,633    104,985
*   Kwang Myung Electric Co., Ltd........................ 10,184     26,117
    Kwangju Bank Co., Ltd................................ 14,177    139,610
*   Kyeryong Construction Industrial Co., Ltd............  3,247     64,385
    Kyobo Securities Co., Ltd............................ 11,174     92,942
    Kyongbo Pharmaceutical Co., Ltd......................  4,877     54,028
    Kyung Dong Navien Co., Ltd...........................  2,166    120,350
*   Kyung Nam Pharm Co., Ltd.............................  3,082     35,541
    Kyungbang Co., Ltd...................................  5,609     63,983
    KyungDong City Gas Co., Ltd..........................  1,202     47,343
    KyungDong Invest Co., Ltd............................    487     21,089
#   Kyungdong Pharm Co., Ltd............................. 10,078    109,087
    Kyung-In Synthetic Corp.............................. 11,914     58,615
    L&F Co., Ltd.........................................  6,591    301,767
#*  LB Semicon, Inc...................................... 21,559    102,657
    LEADCORP, Inc. (The).................................  9,025     45,279
*   Leaders Cosmetics Co., Ltd...........................  3,579     44,177
    LEENO Industrial, Inc................................  4,357    260,689
*   Leenos Corp..........................................  7,134     14,810
    LF Corp.............................................. 11,609    285,732

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
SOUTH KOREA -- (Continued)
    LG Chem, Ltd.........................................  13,958 $4,694,401
#   LG Display Co., Ltd., ADR............................ 172,648  1,619,438
    LG Display Co., Ltd..................................  75,877  1,438,490
    LG Hausys, Ltd.......................................   3,869    232,900
    LG Household & Health Care, Ltd......................   2,382  2,579,505
#   LG Innotek Co., Ltd..................................   6,096    890,592
    LG International Corp................................  18,179    384,112
    LG Uplus Corp........................................ 119,999  1,652,052
    Lion Chemtech Co., Ltd...............................   2,446     24,257
*   Liveplex Co., Ltd....................................  19,056     16,372
    LMS Co., Ltd.........................................   3,047     18,798
    Lock & Lock Co., Ltd.................................   2,365     43,958
    LOT Vacuum Co., Ltd..................................   4,243     45,813
    Lotte Chemical Corp..................................   8,432  2,715,625
    LOTTE Fine Chemical Co., Ltd.........................   7,369    406,407
    LOTTE Himart Co., Ltd................................   3,739    258,222
    Lotte Non-Life Insurance Co., Ltd....................  39,836     95,595
    Lotte Shopping Co., Ltd..............................   2,555    471,191
*   Lotte Tour Development Co., Ltd......................   1,550     26,373
    LS Corp..............................................  10,256    689,039
*   Lumens Co., Ltd......................................  19,933     65,868
    Lutronic Corp........................................   2,913     31,487
    LVMC Holdings........................................  16,912     58,955
    Macquarie Korea Infrastructure Fund.................. 127,377  1,030,635
*   Macrogen, Inc........................................   3,090     90,101
    Maeil Holdings Co., Ltd..............................   5,094     66,311
#   Mando Corp...........................................  15,328    574,615
    Mcnex Co., Ltd.......................................   3,810     61,170
    Medy-Tox, Inc........................................   1,597  1,026,515
    Meerecompany, Inc....................................   1,447    171,990
    MegaStudy Co., Ltd...................................   3,816     51,006
    MegaStudyEdu Co., Ltd................................     693    102,797
*   Melfas, Inc..........................................   5,636     17,729
    Meritz Financial Group, Inc..........................  24,598    275,405
    Meritz Fire & Marine Insurance Co., Ltd..............  33,955    558,748
    Meritz Securities Co., Ltd........................... 190,391    602,790
    META BIOMED Co., Ltd.................................   6,026     19,839
*   Mgame Corp...........................................   5,065     16,277
    Mi Chang Oil Industrial Co., Ltd.....................     382     27,458
*   MiCo, Ltd............................................  17,220     61,755
    Minwise Co., Ltd.....................................   4,370     81,814
    Mirae Asset Daewoo Co., Ltd..........................  91,713    670,072
    Mirae Asset Life Insurance Co., Ltd..................  53,982    261,499
*   Mirae Corp........................................... 120,280     25,222
    Miwon Chemicals Co., Ltd.............................     571     23,801
    Miwon Specialty Chemical Co., Ltd....................     617     34,817
    MK Electron Co., Ltd.................................  10,839     94,087
*   MNTech Co., Ltd......................................   8,025     28,348
    Mobase Co., Ltd......................................   7,531     31,021
#*  Moda-InnoChips Co., Ltd..............................   2,027     15,643
    Modetour Network, Inc................................   6,258    141,125
#   Monalisa Co., Ltd....................................   4,836     15,103
    Moorim P&P Co., Ltd..................................  11,756     84,849
    Moorim Paper Co., Ltd................................  10,302     28,614
    Motonic Corp.........................................   6,454     52,027
*   MP Group, Inc........................................   9,820      2,164
    Multicampus Corp.....................................     719     23,326
#   MyungMoon Pharm Co., Ltd.............................   4,296     24,793
#   Namhae Chemical Corp.................................   4,055     54,874

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
SOUTH KOREA -- (Continued)
*   Namsun Aluminum Co., Ltd............................. 38,782 $   38,304
    Namyang Dairy Products Co., Ltd......................    213    122,126
    Nasmedia Co., Ltd....................................  1,217     61,034
    NAVER Corp...........................................  5,308  3,405,577
    NCSoft Corp..........................................  3,735  1,289,344
    NeoPharm Co., Ltd....................................  2,235    106,139
*   Neowiz...............................................  3,631     56,911
*   NEOWIZ HOLDINGS Corp.................................  3,627     46,449
#   NEPES Corp........................................... 14,371    152,036
*   Neuros Co., Ltd......................................  3,123     18,226
    Nexen Corp........................................... 14,528     79,296
    Nexen Tire Corp...................................... 22,629    217,420
*   Nexon GT Co., Ltd....................................  2,628     18,548
*   Next Entertainment World Co., Ltd....................  3,907     23,861
    Nexturn Co., Ltd.....................................  3,593     43,890
    NH Investment & Securities Co., Ltd.................. 53,779    627,474
*   NHN Entertainment Corp...............................  5,391    303,410
*   NHN KCP Corp.........................................  6,876     87,943
    NICE Holdings Co., Ltd............................... 10,836    154,856
    Nice Information & Telecommunication, Inc............  4,125     89,885
    NICE Information Service Co., Ltd.................... 21,377    193,950
#   NICE Total Cash Management Co., Ltd.................. 11,894    139,644
*   NK Co., Ltd.......................................... 30,243     38,671
    Nong Shim Holdings Co., Ltd..........................  1,109     96,759
    Nong Woo Bio Co., Ltd................................  2,915     39,294
    NongShim Co., Ltd....................................  1,025    269,605
    Noroo Holdings Co., Ltd..............................  1,493     18,503
    NOROO Paint & Coatings Co., Ltd......................  3,900     38,377
    NPC..................................................    363      1,408
    NS Shopping Co., Ltd.................................  8,130     91,260
*   Nuri Telecom Co., Ltd................................  2,366     18,830
*   NUTRIBIOTECH Co., Ltd................................  4,988     96,103
    OCI Co., Ltd.........................................  8,851    785,743
#*  Omnisystem Co., Ltd.................................. 14,815     36,572
    Openbase, Inc........................................ 13,127     32,759
    Opto Device Technology Co., Ltd......................  5,298     29,869
#*  OPTRON-TEC, Inc...................................... 12,673     60,914
*   Orbitech Co., Ltd....................................  2,100      8,479
    Orion Corp...........................................  2,406    287,130
    Orion Holdings Corp.................................. 23,689    479,991
*   OSANGJAIEL Co., Ltd..................................  1,911     16,453
*   Osstem Implant Co., Ltd..............................  4,353    202,741
#*  Osung Advanced Materials Co., Ltd.................... 13,153     32,132
    Ottogi Corp..........................................    253    199,657
    Paik Kwang Industrial Co., Ltd.......................  8,646     23,613
*   Pan Ocean Co., Ltd................................... 70,864    326,879
#*  Pan-Pacific Co., Ltd................................. 13,908     35,475
#*  PaperCorea, Inc...................................... 11,147     12,328
    Partron Co., Ltd..................................... 22,029    138,985
#*  Paru Co., Ltd........................................  9,531     27,823
*   People & Technology, Inc.............................  2,381     38,461
    PHARMA RESEARCH PRODUCTS Co., Ltd....................    787     27,398
*   PNE Solution Co., Ltd................................  3,058     44,307
    Poongsan Holdings Corp...............................  2,233     84,894
#   Posco M-Tech Co., Ltd................................ 14,118     62,079
*   Power Logics Co., Ltd................................ 15,967     65,361
#   Protec Co., Ltd......................................  3,174     50,596
    PSK, Inc.............................................  7,803    163,881
    Pulmuone Co., Ltd....................................    651     78,388

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
SOUTH KOREA -- (Continued)
    Pyeong Hwa Automotive Co., Ltd.......................     7,337 $    61,430
*   RaonSecure Co., Ltd..................................    12,259      32,815
    Rayence Co., Ltd.....................................     1,915      33,700
#*  Redrover Co., Ltd....................................    16,095      55,241
    Reyon Pharmaceutical Co., Ltd........................     1,974      34,820
    RFTech Co., Ltd......................................     7,978      32,393
#   Robostar Co., Ltd....................................     2,792      89,328
    Rorze Systems Corp...................................     1,270       4,392
    S Net Systems, Inc...................................     4,731      18,596
    S&S Tech Corp........................................     5,602      20,050
*   S&T Corp.............................................       689       9,274
    S&T Holdings Co., Ltd................................     5,377      60,852
    S&T Motiv Co., Ltd...................................     6,006     181,643
*   S.Y. Panel Co., Ltd..................................     2,999      17,017
    S-1 Corp.............................................     6,246     484,521
    Sajo Industries Co., Ltd.............................     1,431      77,735
*   Sajodongaone Co., Ltd................................    17,467      22,306
*   SAJOHAEPYO Corp......................................       466       4,857
    Sam Young Electronics Co., Ltd.......................     6,567      84,910
    Sam Yung Trading Co., Ltd............................     4,987      73,586
    Sambo Motors Co., Ltd................................     4,530      32,687
    Samchully Co., Ltd...................................     1,175     119,338
    Samchuly Bicycle Co., Ltd............................     5,258      31,632
    Samho Development Co., Ltd...........................     9,006      40,325
*   Samho International Co., Ltd.........................     2,508      30,793
    SAMHWA Paints Industrial Co., Ltd....................     6,914      48,051
    Samick Musical Instruments Co., Ltd..................    25,018      48,071
    Samick THK Co., Ltd..................................     4,280      53,650
    Samji Electronics Co., Ltd...........................     5,823      64,367
    Samjin Pharmaceutical Co., Ltd.......................     5,142     211,531
    Samkee Automotive Co., Ltd...........................    12,204      33,320
    Samkwang Glass Co., Ltd..............................     1,417      50,126
    Sammok S-Form Co., Ltd...............................     3,752      46,872
#   SAMPYO Cement Co., Ltd...............................    20,419      76,337
    Samsung C&T Corp.....................................     8,845     978,460
    Samsung Card Co., Ltd................................    12,022     380,761
    Samsung Electro-Mechanics Co., Ltd...................    10,350   1,424,703
    Samsung Electronics Co., Ltd., GDR...................    16,921  17,368,244
    Samsung Electronics Co., Ltd......................... 1,023,753  42,496,220
    Samsung Electronics Co., Ltd., GDR...................       512     526,336
*   Samsung Engineering Co., Ltd.........................    14,701     224,221
    Samsung Fire & Marine Insurance Co., Ltd.............     8,391   2,049,145
#*  Samsung Heavy Industries Co., Ltd....................   165,243     959,947
    Samsung Life Insurance Co., Ltd......................    12,991   1,118,456
*   Samsung Pharmaceutical Co., Ltd......................    18,209      49,341
#   Samsung SDI Co., Ltd.................................    10,098   2,074,600
    Samsung SDS Co., Ltd.................................     3,525     661,152
    Samsung Securities Co., Ltd..........................    27,337     797,254
    SAMT Co., Ltd........................................    28,486      46,257
#   Samwha Capacitor Co., Ltd............................     4,575     365,143
    Samwha Electric Co., Ltd.............................       619      19,913
    Samyang Corp.........................................     2,085     145,947
    Samyang Foods Co., Ltd...............................       883      67,046
    Samyang Holdings Corp................................     2,185     222,821
    Samyang Tongsang Co., Ltd............................     1,031      38,521
    Sang-A Frontec Co., Ltd..............................     2,384      31,779
*   Sangbo Corp..........................................     7,260      12,930
#*  Sangsangin Co., Ltd..................................    19,165     392,432
    Sangsin Brake........................................     3,903      21,340

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
SOUTH KOREA -- (Continued)
    SaraminHR Co., Ltd...................................   1,626 $   27,378
    SAVEZONE I&C Corp....................................   8,459     31,475
*   SBS Contents Hub Co., Ltd............................   1,410      6,507
*   SBS Media Holdings Co., Ltd..........................  31,737     64,763
*   SBW..................................................  69,888     70,668
#*  S-Connect Co., Ltd...................................  38,692     71,363
    Seah Besteel Corp....................................   8,346    160,400
#   SeAH Holdings Corp...................................     419     49,498
    SeAH Steel Corp......................................   2,182    134,483
    Sebang Co., Ltd......................................   6,087     65,912
    Sebang Global Battery Co., Ltd.......................   4,466    126,958
    Sebo Manufacturing Engineer Corp.....................   1,867     22,437
*   Seegene, Inc.........................................   4,004     93,667
    Sejong Industrial Co., Ltd...........................   6,842     43,874
*   Sejong Telecom, Inc.................................. 121,540     62,178
*   Sekonix Co., Ltd.....................................   5,244     36,794
    Sempio Foods Co......................................     730     21,848
    S-Energy Co., Ltd....................................   5,092     32,698
#*  Seobu T&D............................................  11,938     91,061
    Seohan Co., Ltd......................................  55,168    105,162
    Seohee Construction Co., Ltd.........................  97,637    148,555
    Seoul Auction Co., Ltd...............................   1,819     14,804
    Seoul Pharma Co., Ltd................................   2,126     19,475
#   Seoul Semiconductor Co., Ltd.........................  21,943    354,312
    SEOWONINTECH Co., Ltd................................   5,769     28,201
    Seoyon Co., Ltd......................................   6,326     27,286
    Seoyon E-Hwa Co., Ltd................................   8,658     50,991
#*  Sewon Cellontech Co., Ltd............................  20,901     77,744
    Sewon Precision Industry Co., Ltd....................   1,917     17,649
    SEWOONMEDICAL Co., Ltd...............................  10,144     36,803
    SFA Engineering Corp.................................  13,074    429,782
#*  SFA Semicon Co., Ltd.................................  53,773     93,872
#*  SFC Co., Ltd.........................................   4,742     24,147
*   SG Corp..............................................  61,953     44,999
*   SG&G Corp............................................  11,339     24,565
*   SGA Co., Ltd.........................................  29,893     19,485
    SH Energy & Chemical Co., Ltd........................  45,156     53,362
    Shinhan Financial Group Co., Ltd.....................  57,009  2,223,881
    Shinhan Financial Group Co., Ltd., ADR...............  20,352    798,205
    Shinil Industrial Co., Ltd...........................  27,475     37,141
    Shinsegae Engineering & Construction Co., Ltd........   2,043     62,622
    Shinsegae Food Co., Ltd..............................     861    106,017
    Shinsegae Information & Communication Co., Ltd.......     631     61,706
#   Shinsegae International, Inc.........................     557     85,970
    Shinsegae, Inc.......................................   3,498  1,038,069
*   Shinsung Tongsang Co., Ltd...........................  28,440     26,209
*   Shinwha Intertek Corp................................  14,111     26,369
*   Shinwon Construction Co., Ltd........................   3,359     15,203
#*  Shinwon Corp.........................................  24,874     43,610
    Shinyoung Securities Co., Ltd........................   2,196    113,868
    SHOWBOX Corp.........................................  22,337     81,205
*   Signetics Corp.......................................  34,301     36,897
    SIGONG TECH Co., Ltd.................................   4,127     26,178
    Silicon Works Co., Ltd...............................   3,305    140,233
    Silla Co., Ltd.......................................   5,195     65,527
    SIMMTECH Co., Ltd....................................  11,749     92,252
    SIMMTECH HOLDINGS Co., Ltd...........................   7,120     12,895
    SIMPAC, Inc..........................................   9,760     25,471
    Sindoh Co., Ltd......................................   2,860    129,575

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
SOUTH KOREA -- (Continued)
    SJM Co., Ltd.........................................   3,600 $    12,011
    SK Bioland Co., Ltd..................................   2,817      43,205
    SK D&D Co., Ltd......................................   1,756      51,909
    SK Discovery Co., Ltd................................  10,789     319,857
    SK Gas, Ltd..........................................   2,634     202,974
*   SK Holdings Co., Ltd.................................  13,526   3,188,342
    SK Hynix, Inc........................................ 155,221  11,997,087
    SK Innovation Co., Ltd...............................  17,193   3,053,588
    SK Materials Co., Ltd................................   2,534     411,460
    SK Networks Co., Ltd.................................  98,273     413,723
#*  SK Securities Co., Ltd............................... 167,947     173,819
    SK Telecom Co., Ltd., Sponsored ADR..................   6,344     157,268
    SK Telecom Co., Ltd..................................   3,393     758,301
    SKC Co., Ltd.........................................  10,553     405,221
*   SKC Solmics Co., Ltd.................................  17,800      83,610
    SKCKOLONPI, Inc......................................   5,680     260,056
    SL Corp..............................................   8,205     150,033
*   SM Culture & Contents Co., Ltd.......................   6,924      14,074
#*  SM Entertainment Co..................................   8,156     281,756
#*  S-MAC Co., Ltd.......................................  30,774      40,616
#*  SMARK Co., Ltd.......................................  34,304      10,098
    SMEC Co., Ltd........................................  10,746      33,597
*   SNU Precision Co., Ltd...............................   5,420      16,258
    S-Oil Corp...........................................  15,109   1,586,939
*   Solborn, Inc.........................................   6,999      32,688
#*  Solco Biomedical Co., Ltd............................  70,283      35,909
*   Solid, Inc...........................................  15,918      67,021
    Songwon Industrial Co., Ltd..........................   7,907     187,021
    Soulbrain Co., Ltd...................................   6,239     333,725
    SPC Samlip Co., Ltd..................................   1,112     110,524
    SPG Co., Ltd.........................................   3,810      33,370
    Spigen Korea Co., Ltd................................   1,132      51,349
    Ssangyong Cement Industrial Co., Ltd.................  47,495     223,630
    Suheung Co., Ltd.....................................   3,327      85,821
    Sun Kwang Co., Ltd...................................   2,751      48,687
*   Sunchang Corp........................................   4,035      23,941
#*  SundayToz Corp.......................................   1,704      33,892
    Sung Bo Chemicals Co., Ltd...........................   5,109      28,723
#   Sung Kwang Bend Co., Ltd.............................  11,782     110,154
*   Sungchang Enterprise Holdings, Ltd...................  30,377      71,511
    Sungdo Engineering & Construction Co., Ltd...........   7,793      45,932
#*  Sungshin Cement Co., Ltd.............................   9,439      79,376
    Sungwoo Hitech Co., Ltd..............................  34,636     141,241
#*  Sunjin Co., Ltd......................................   7,779      96,457
*   Sunny Electronics Corp...............................   5,164      10,654
*   Suprema HQ, Inc......................................   1,525       7,838
*   Suprema, Inc.........................................   1,413      28,955
#*  Synopex, Inc.........................................  41,914     129,662
#   Systems Technology, Inc..............................   6,960     110,478
    Tae Kyung Industrial Co., Ltd........................   2,207      14,739
    Taekwang Industrial Co., Ltd.........................     263     344,228
*   Taewoong Co., Ltd....................................   5,397      76,296
    Taeyoung Engineering & Construction Co., Ltd.........  26,703     347,065
*   Taihan Electric Wire Co., Ltd........................  56,361      58,967
*   Taihan Fiberoptics Co., Ltd..........................  12,268      70,610
*   Taihan Textile Co., Ltd..............................     945       9,312
*   TBH Global Co., Ltd..................................   9,861      46,200
    TechWing, Inc........................................   5,517      77,011
    Telechips, Inc.......................................   1,242      11,876

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
SOUTH KOREA -- (Continued)
#*  Tellus Co., Ltd......................................  24,906 $   30,001
#   Tera Semicon Co., Ltd................................   5,717     86,338
#   TES Co., Ltd.........................................   9,398    208,570
    Tesna Co., Ltd.......................................   3,579     82,658
*   Thinkware Systems Corp...............................   3,694     28,634
*   TK Chemical Corp.....................................  26,714     56,179
    TK Corp..............................................   8,295     83,777
*   TOBESOFT Co., Ltd....................................   3,748     31,722
    Tokai Carbon Korea Co., Ltd..........................   2,655    169,822
    Tongyang Life Insurance Co., Ltd.....................  27,834    184,474
    Tongyang, Inc........................................  96,301    165,624
#   Tonymoly Co., Ltd....................................   1,924     24,767
    Top Engineering Co., Ltd.............................   7,182     40,029
*   Toptec Co., Ltd......................................  10,675    242,878
    Tovis Co., Ltd.......................................   8,227     60,739
    TS Corp..............................................   1,940     40,804
*   T'way Holdings, Inc..................................  15,040     58,261
    UBCare Co., Ltd......................................  11,292     45,624
#*  Ubiquoss Holdings, Inc...............................   7,235     34,901
    Ubiquoss, Inc........................................   1,088     28,165
*   Ubivelox, Inc........................................   1,255      9,407
#*  Ugint Co., Ltd.......................................  45,652     39,162
    UIL Co., Ltd.........................................   5,829     29,603
    Uju Electronics Co., Ltd.............................   3,162     27,575
#*  Unick Corp...........................................   5,571     23,129
    Unid Co., Ltd........................................   2,834    121,588
    Union Semiconductor Equipment & Materials Co., Ltd...  11,632     75,084
    Uniquest Corp........................................   5,700     41,556
#*  Unison Co., Ltd......................................  40,682     87,676
    UniTest, Inc.........................................  10,206    171,719
    Value Added Technology Co., Ltd......................   2,983     84,103
    Very Good Tour Co., Ltd..............................   1,852     17,427
    Viatron Technologies, Inc............................   3,413     39,310
    Vieworks Co., Ltd....................................   4,247    126,682
#   Visang Education, Inc................................   4,557     37,922
*   Vitzrocell Co., Ltd..................................   4,377     52,040
*   W Holding Co., Ltd...................................  33,717     22,101
*   Webzen, Inc..........................................   4,355     81,547
*   Welcron Co., Ltd.....................................   7,245     24,193
    WeMade Entertainment Co., Ltd........................   1,592     54,981
    Whanin Pharmaceutical Co., Ltd.......................   5,777    109,177
*   WillBes & Co. (The)..................................  23,314     29,873
#*  Winix, Inc...........................................   4,338     60,993
    Wins Co., Ltd........................................   1,654     18,656
#   WiSoL Co., Ltd.......................................  13,375    204,678
*   WIZIT Co., Ltd.......................................  27,174     33,262
#*  WONIK CUBE Corp......................................   4,284     11,924
*   Wonik Holdings Co., Ltd..............................  21,934    110,259
    WONIK IPS Co., Ltd...................................  15,235    401,488
*   Wonik Materials Co., Ltd.............................   1,405     68,347
*   Wonik QnC Corp.......................................   4,724     68,872
*   Woojin Plaimm Co., Ltd...............................   2,795     16,193
#*  Woongjin Co., Ltd....................................  34,798     84,870
*   Woongjin Energy Co., Ltd.............................   6,224     17,810
    Woongjin Thinkbig Co., Ltd...........................  16,549     87,383
    Woori Bank........................................... 150,241  2,270,882
    Woori Bank, Sponsored ADR............................   3,393    155,773
*   Woori Investment Bank Co., Ltd.......................  59,490     36,970
*   Wooridul Pharmaceutical, Ltd.........................   2,913     21,212

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
SOUTH KOREA -- (Continued)
*   Woorison F&G Co., Ltd................................    18,507 $     35,800
    Woory Industrial Co., Ltd............................     3,352       89,329
    Wooshin Systems Co., Ltd.............................     6,210       49,485
    WooSung Feed Co., Ltd................................     7,257       19,625
    Y G-1 Co., Ltd.......................................     9,121      126,723
*   YeaRimDang Publishing Co., Ltd.......................    10,304       90,678
*   Yest Co., Ltd........................................       735        9,753
    YG Entertainment, Inc................................     1,934       57,604
*   YJM Games Co., Ltd...................................    15,504       38,518
#   YMC Co., Ltd.........................................     3,977       70,897
    Yong Pyong Resort Co., Ltd...........................    12,765       77,992
*   Yonwoo Co., Ltd......................................       401        8,529
    Yoosung Enterprise Co., Ltd..........................    10,361       28,156
    YooSung T&S Co., Ltd.................................     7,040       21,566
    Youlchon Chemical Co., Ltd...........................     5,081       77,534
    Young Poong Corp.....................................       168      114,458
    Young Poong Precision Corp...........................     6,555       47,076
    Youngone Corp........................................     9,392      253,710
    Youngone Holdings Co., Ltd...........................     3,692      177,426
*   YoungWoo DSP Co., Ltd................................     5,422       18,160
*   Yuanta Securities Korea Co., Ltd.....................    53,671      175,632
    YuHwa Securities Co., Ltd............................       957       12,278
*   Yungjin Pharmaceutical Co., Ltd......................    11,976       80,337
#*  Yuyang DNU Co., Ltd..................................     7,626       53,285
    Zeus Co., Ltd........................................     3,176       48,220
                                                                    ------------
TOTAL SOUTH KOREA........................................            246,100,361
                                                                    ------------
TAIWAN -- (17.0%)
    ABC Taiwan Electronics Corp..........................    29,000       47,326
    Ability Enterprise Co., Ltd..........................   176,508       95,843
#   Ability Opto-Electronics Technology Co., Ltd.........    33,891       69,559
    AcBel Polytech, Inc..................................   239,685      152,904
#   Accton Technology Corp...............................   179,858      600,795
#   Acer, Inc............................................ 1,192,287      977,140
    ACES Electronic Co., Ltd.............................    56,000       39,086
*   Acon Holding, Inc....................................   122,000       26,096
    Acter Co., Ltd.......................................    25,300      185,682
*   Action Electronics Co., Ltd..........................   103,000       24,959
#   Actron Technology Corp...............................    40,000      132,156
#   A-DATA Technology Co., Ltd...........................   108,605      191,973
    Addcn Technology Co., Ltd............................     7,000       62,366
    Adlink Technology, Inc...............................    44,814       72,456
#   Advanced Ceramic X Corp..............................    17,000      149,363
    Advanced International Multitech Co., Ltd............    82,000       96,844
*   Advanced Lithium Electrochemistry Cayman Co., Ltd....    84,000       55,551
#   Advanced Optoelectronic Technology, Inc..............    49,000       42,566
    Advanced Wireless Semiconductor Co...................    71,000      135,865
    Advancetek Enterprise Co., Ltd.......................   105,908       67,324
    Advantech Co., Ltd...................................    70,607      468,182
    Aerospace Industrial Development Corp................   300,000      295,827
*   AGV Products Corp....................................   288,172       76,416
    Airmate Cayman International Co., Ltd................    34,000       22,147
    Airtac International Group...........................    40,078      436,432
*   Alchip Technologies, Ltd.............................    30,000      118,877
    Alcor Micro Corp.....................................    17,000        9,980
*   ALI Corp.............................................   174,000       80,014
    All Ring Tech Co., Ltd...............................    47,000       99,580
    Allied Circuit Co., Ltd..............................    12,000       39,316
    Allis Electric Co., Ltd..............................    93,000       48,256

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    Alltek Technology Corp...............................    48,002 $   32,485
    Alltop Technology Co., Ltd...........................    38,000     74,725
#   Alpha Networks, Inc..................................   189,500    131,508
    Altek Corp...........................................   151,727    199,089
    Amazing Microelectronic Corp.........................    34,386    118,951
    Ambassador Hotel (The)...............................    88,000     64,413
    Ampire Co., Ltd......................................    21,000     13,527
    AMPOC Far-East Co., Ltd..............................    31,000     25,434
#   AmTRAN Technology Co., Ltd...........................   496,907    212,877
    Anpec Electronics Corp...............................    60,454    115,384
    AP Memory Technology Corp............................     5,000     13,756
    Apacer Technology, Inc...............................    55,506     67,915
    APAQ Technology Co., Ltd.............................    24,422     47,443
    APCB, Inc............................................    91,000     70,598
    Apex Biotechnology Corp..............................    50,477     46,182
*   Apex International Co., Ltd..........................    77,868     81,504
    Apex Medical Corp....................................    35,000     30,567
    Apex Science & Engineering...........................    68,848     20,990
    Arcadyan Technology Corp.............................    82,859    198,088
    Ardentec Corp........................................   285,411    356,586
    ASE Technology Holding Co., Ltd., ADR................   247,571  1,227,953
    ASE Technology Holding Co., Ltd......................   802,089  2,056,070
    Asia Cement Corp.....................................   635,696    849,080
#   Asia Optical Co., Inc................................   122,000    357,275
*   Asia Pacific Telecom Co., Ltd........................ 1,053,000    273,841
    Asia Plastic Recycling Holding, Ltd..................   120,544     35,731
    Asia Polymer Corp....................................   213,422    118,999
    Asia Tech Image, Inc.................................    26,000     39,148
    Asia Vital Components Co., Ltd.......................   174,278    164,980
    ASMedia Technology, Inc..............................    13,312    222,183
    ASPEED Technology, Inc...............................     9,599    254,581
    ASROCK, Inc..........................................    19,000     42,550
#   Asustek Computer, Inc................................   157,996  1,361,988
    Aten International Co., Ltd..........................    56,000    162,603
    AU Optronics Corp., Sponsored ADR....................    78,775    348,186
#   AU Optronics Corp.................................... 5,177,000  2,240,558
    Audix Corp...........................................    52,800     65,409
#   AURAS Technology Co., Ltd............................    37,000     88,450
    Aurona Industries, Inc...............................    42,000     33,821
    Aurora Corp..........................................    23,585     68,348
    Avalue Technology, Inc...............................    19,000     25,778
    Avermedia Technologies...............................   155,690     65,982
*   Avision, Inc.........................................    64,693     13,855
    AVY Precision Technology, Inc........................    52,141     88,202
    Awea Mechantronic Co., Ltd...........................    13,230     16,044
    Axiomtek Co., Ltd....................................    26,000     55,490
#*  Azurewave Technologies, Inc..........................    47,000     43,790
    Bank of Kaohsiung Co., Ltd...........................   272,835     84,217
#   Basso Industry Corp..................................    82,000    181,368
*   BenQ Materials Corp..................................    87,000     54,365
#   BES Engineering Corp.................................   778,000    207,672
#   Bin Chuan Enterprise Co., Ltd........................    53,650     42,016
    Bionime Corp.........................................    13,000     21,690
#*  Biostar Microtech International Corp.................    91,000     49,302
    Bioteque Corp........................................    31,010    113,163
    Bizlink Holding, Inc.................................    63,807    408,585
*   Boardtek Electronics Corp............................    40,000     37,447
    Bon Fame Co., Ltd....................................     7,000     14,163
    Bothhand Enterprise, Inc.............................    34,000     79,825

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    Bright Led Electronics Corp..........................    76,100 $   37,711
    Brighton-Best International Taiwan, Inc..............    55,000     58,390
    Browave Corp.........................................    35,000     43,508
    C Sun Manufacturing, Ltd.............................    83,000     75,957
    Cameo Communications, Inc............................   157,000     39,625
    Capital Futures Corp.................................    26,000     51,580
    Capital Securities Corp..............................   856,731    315,188
    Career Technology MFG. Co., Ltd......................   122,950    220,098
*   Carnival Industrial Corp.............................   183,000     31,057
#   Casetek Holdings, Ltd................................   107,504    250,317
    Catcher Technology Co., Ltd..........................   270,509  3,332,006
    Cathay Financial Holding Co., Ltd.................... 1,323,125  2,281,857
    Cathay Real Estate Development Co., Ltd..............   384,300    212,942
    Cayman Engley Industrial Co., Ltd....................    12,000     63,186
    Celxpert Energy Corp.................................    24,000     29,328
*   Center Laboratories, Inc.............................   102,600    314,197
    Central Reinsurance Co., Ltd.........................    90,300     56,370
    Chailease Holding Co., Ltd...........................   444,720  1,455,423
    Chain Chon Industrial Co., Ltd.......................   103,000     37,966
    ChainQui Construction Development Co., Ltd...........    48,000     54,724
*   Champion Building Materials Co., Ltd.................   168,000     41,867
    Chang Hwa Commercial Bank, Ltd....................... 1,110,065    656,962
    Chang Wah Electromaterials, Inc......................    18,524     74,858
    Chang Wah Technology Co., Ltd........................     6,000     74,385
#   Channel Well Technology Co., Ltd.....................   121,000    136,824
    Chant Sincere Co., Ltd...............................    25,000     21,178
    Charoen Pokphand Enterprise..........................   106,160    201,971
    Chaun-Choung Technology Corp.........................    35,000    112,909
    CHC Healthcare Group.................................    33,000     34,062
    CHC Resources Corp...................................    30,379     55,188
    Chen Full International Co., Ltd.....................    46,000     64,458
    Chenbro Micom Co., Ltd...............................    37,000     48,050
    Cheng Loong Corp.....................................   483,480    272,915
*   Cheng Mei Materials Technology Corp..................   342,250    118,726
#   Cheng Shin Rubber Industry Co., Ltd..................   855,808  1,323,589
    Cheng Uei Precision Industry Co., Ltd................   250,159    271,288
    Chenming Mold Industry Corp..........................    64,000     35,415
    Chia Chang Co., Ltd..................................    76,000     65,612
    Chia Hsin Cement Corp................................   201,000     96,957
#   Chian Hsing Forging Industrial Co., Ltd..............    22,000     47,361
    Chicony Electronics Co., Ltd.........................   194,350    440,550
#   Chicony Power Technology Co., Ltd....................    73,731    111,009
#   Chieftek Precision Co., Ltd..........................    27,500    119,532
    Chien Kuo Construction Co., Ltd......................   138,675     50,807
#   Chilisin Electronics Corp............................    97,837    407,311
    Chime Ball Technology Co., Ltd.......................    10,565     17,280
*   China Airlines, Ltd.................................. 2,032,062    657,880
    China Bills Finance Corp.............................   447,000    199,942
    China Chemical & Pharmaceutical Co., Ltd.............   152,000     98,125
    China Development Financial Holding Corp............. 3,006,579  1,101,350
    China Ecotek Corp....................................    10,000     12,094
*   China Electric Manufacturing Corp....................   223,000     72,607
    China General Plastics Corp..........................   229,192    217,704
    China Glaze Co., Ltd.................................    98,680     43,380
    China Life Insurance Co., Ltd........................   657,912    696,915
*   China Man-Made Fiber Corp............................   731,200    252,385
    China Metal Products.................................   147,190    147,548
    China Motor Corp.....................................   318,000    274,925
*   China Petrochemical Development Corp................. 1,624,092    749,844

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    China Steel Chemical Corp............................    68,227 $  324,918
    China Steel Corp..................................... 2,944,940  2,407,417
    China Steel Structure Co., Ltd.......................    35,000     32,230
    China Synthetic Rubber Corp..........................   262,015    411,842
    China Wire & Cable Co., Ltd..........................    63,120     52,601
    Chinese Maritime Transport, Ltd......................    67,120     66,510
*   Ching Feng Home Fashions Co., Ltd....................    67,000     41,771
#   Chin-Poon Industrial Co., Ltd........................   228,113    284,043
    Chipbond Technology Corp.............................   359,000    773,960
#*  ChipMOS Techinologies, Inc., ADR.....................     4,386     63,948
    ChipMOS Techinologies, Inc...........................    45,000     33,004
    Chlitina Holding, Ltd................................    25,000    227,559
#   Chong Hong Construction Co., Ltd.....................    88,361    268,301
    Chroma ATE, Inc......................................    92,466    521,795
    Chun YU Works & Co., Ltd.............................   122,000     73,565
    Chun Yuan Steel......................................   238,999     84,706
    Chung Hsin Electric & Machinery Manufacturing Corp...   220,000    155,758
*   Chung Hung Steel Corp................................   641,889    299,396
    Chung Hwa Pulp Corp..................................   274,246     93,365
    Chunghwa Precision Test Tech Co., Ltd................     4,000    102,155
    Chunghwa Telecom Co., Ltd., Sponsored ADR............    41,337  1,424,886
    Chunghwa Telecom Co., Ltd............................   261,800    907,275
    Chyang Sheng Dyeing & Finishing Co., Ltd.............   117,000     67,089
    Cleanaway Co., Ltd...................................    38,000    230,254
    Clevo Co.............................................   278,869    319,071
#*  CMC Magnetics Corp................................... 1,061,642    277,072
*   CoAsia Microelectronics Corp.........................    71,946     30,133
    Coland Holdings, Ltd.................................    22,000     25,678
    Compal Electronics, Inc.............................. 1,405,086    874,303
    Compeq Manufacturing Co., Ltd........................   588,000    585,606
    Compucase Enterprise.................................    46,000     47,909
*   Concord Securities Co., Ltd..........................   345,000     90,201
#   Concraft Holding Co., Ltd............................    23,430    212,888
    Continental Holdings Corp............................   229,250     98,669
*   Contrel Technology Co., Ltd..........................    70,000     43,625
#   Coremax Corp.........................................    33,000    115,959
    Coretronic Corp......................................   266,600    416,327
#   Co-Tech Development Corp.............................   125,541    158,770
    Cowealth Medical Holding Co., Ltd....................     6,600     10,217
    Coxon Precise Industrial Co., Ltd....................    59,000     48,047
    Creative Sensor, Inc.................................    51,000     38,482
*   CSBC Corp. Taiwan....................................    99,104    133,218
    CTBC Financial Holding Co., Ltd...................... 3,530,612  2,395,492
    CTCI Corp............................................   329,555    493,871
*   C-Tech United Corp...................................    18,000     15,476
#   Cub Elecparts, Inc...................................    29,283    298,548
    CviLux Corp..........................................    40,902     33,714
    CX Technology Co., Ltd...............................    35,135     36,428
    Cyberlink Corp.......................................    40,356    100,076
    CyberPower Systems, Inc..............................    24,000     69,227
    CyberTAN Technology, Inc.............................   172,576    100,172
    Cypress Technology Co., Ltd..........................    24,900     46,034
    DA CIN Construction Co., Ltd.........................   121,000     88,595
    Dadi Early-Childhood Education Group, Ltd............    12,059     99,389
    Dafeng TV, Ltd.......................................    28,396     36,019
    Da-Li Development Co., Ltd...........................    66,046     74,277
*   Danen Technology Corp................................   188,000     30,844
    Darfon Electronics Corp..............................   130,000    233,976
    Darwin Precisions Corp...............................   136,000    128,300

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    Daxin Materials Corp.................................    33,000 $   85,817
    De Licacy Industrial Co., Ltd........................   135,209    112,090
    Delpha Construction Co., Ltd.........................    60,639     31,422
    Delta Electronics, Inc...............................   440,940  1,537,314
    Depo Auto Parts Ind Co., Ltd.........................    65,000    166,368
    Dimerco Data System Corp.............................    31,000     37,405
    Dimerco Express Corp.................................    60,000     40,198
    D-Link Corp..........................................   419,148    190,344
    Draytek Corp.........................................    13,000     12,768
    Dyaco International, Inc.............................    14,000     15,847
    DYNACOLOR, Inc.......................................    16,000     19,828
*   Dynamic Electronics Co., Ltd.........................   146,006     43,151
    Dynapack International Technology Corp...............    84,000    107,063
    E Ink Holdings, Inc..................................   212,000    273,186
    E.Sun Financial Holding Co., Ltd..................... 2,529,885  1,765,592
    Eclat Textile Co., Ltd...............................    59,279    683,015
    ECOVE Environment Corp...............................    17,000     96,378
*   Edimax Technology Co., Ltd...........................    98,044     30,197
*   Edison Opto Corp.....................................    54,000     31,812
    Edom Technology Co., Ltd.............................    81,014     44,999
    eGalax_eMPIA Technology, Inc.........................    28,909     50,364
    Elan Microelectronics Corp...........................   131,370    207,928
    E-Lead Electronic Co., Ltd...........................    39,000     28,028
    E-LIFE MALL Corp.....................................    42,000     88,681
#   Elite Advanced Laser Corp............................    84,928    259,835
#   Elite Material Co., Ltd..............................   151,909    437,212
#   Elite Semiconductor Memory Technology, Inc...........   122,000    152,937
*   Elitegroup Computer Systems Co., Ltd.................   232,235    126,698
    eMemory Technology, Inc..............................    32,000    344,667
    ENG Electric Co., Ltd................................    60,764      8,551
    Ennoconn Corp........................................    22,202    275,318
    EnTie Commercial Bank Co., Ltd.......................   103,500     50,933
*   Epileds Technologies, Inc............................    59,000     43,945
#*  Epistar Corp.........................................   492,954    611,547
    Eslite Spectrum Corp. (The)..........................     9,000     39,247
    Eson Precision Ind. Co., Ltd.........................    30,000     36,022
    Eternal Materials Co., Ltd...........................   381,075    341,393
*   E-Ton Solar Tech Co., Ltd............................   178,032     26,970
*   Etron Technology, Inc................................   171,000     74,254
    Eurocharm Holdings Co., Ltd..........................    13,000     37,652
    Eva Airways Corp..................................... 1,615,002    797,866
    Everest Textile Co., Ltd.............................   216,320     91,505
    Evergreen International Storage & Transport Corp.....   324,000    140,880
    Everlight Electronics Co., Ltd.......................   246,149    324,389
    Everspring Industry Co., Ltd.........................    97,000     29,989
    Excelsior Medical Co., Ltd...........................    57,800     94,818
    EZconn Corp..........................................    25,000     29,402
    Far Eastern Department Stores, Ltd...................   675,370    391,932
    Far Eastern International Bank....................... 1,327,304    448,948
    Far Eastern New Century Corp......................... 1,034,560  1,104,753
    Far EasTone Telecommunications Co., Ltd..............   442,000  1,049,035
*   Farglory F T Z Investment Holding Co., Ltd...........    24,000     13,335
    Farglory Land Development Co., Ltd...................   204,442    208,821
*   Federal Corp.........................................   249,729     99,693
    Feedback Technology Corp.............................    15,400     59,287
    Feng Hsin Steel Co., Ltd.............................   199,550    353,527
    Feng TAY Enterprise Co., Ltd.........................   129,107    744,064
*   First Copper Technology Co., Ltd.....................   120,000     41,426
    First Financial Holding Co., Ltd..................... 1,846,046  1,269,843

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    First Hi-Tec Enterprise Co., Ltd.....................    33,000 $   41,043
    First Hotel..........................................    82,462     40,031
    First Insurance Co., Ltd. (The)......................   129,606     57,599
*   First Steamship Co., Ltd.............................   355,234    139,541
#   FLEXium Interconnect, Inc............................   177,001    625,504
    Flytech Technology Co., Ltd..........................    68,373    173,159
    FocalTech Systems Co., Ltd...........................   156,792    128,669
    Forest Water Environment Engineering Co., Ltd........    21,000     47,472
    Formosa Advanced Technologies Co., Ltd...............    93,000    107,876
    Formosa Chemicals & Fibre Corp.......................   651,378  2,569,773
    Formosa International Hotels Corp....................    21,905    102,359
    Formosa Oilseed Processing Co., Ltd..................    41,000    110,685
    Formosa Optical Technology Co., Ltd..................     7,000     14,178
    Formosa Petrochemical Corp...........................   292,000  1,150,869
    Formosa Plastics Corp................................   567,134  2,088,410
    Formosa Taffeta Co., Ltd.............................   328,000    347,548
    Formosan Rubber Group, Inc...........................   216,720     99,514
    Formosan Union Chemical..............................   219,260    136,890
    Fortune Electric Co., Ltd............................    64,000     46,572
    Founding Construction & Development Co., Ltd.........    71,460     38,909
    Foxconn Technology Co., Ltd..........................   334,536    831,432
    Foxlink Image Technology Co., Ltd....................    63,000     45,925
#   Foxsemicon Integrated Technology, Inc................    27,562    161,894
    Froch Enterprise Co., Ltd............................   155,713     72,191
    FSP Technology, Inc..................................    60,886     46,004
    Fubon Financial Holding Co., Ltd..................... 1,999,896  3,317,913
#   Fulgent Sun International Holding Co., Ltd...........    57,449     98,234
    Fullerton Technology Co., Ltd........................    69,000     50,294
#   Fulltech Fiber Glass Corp............................   201,544    121,636
    Fwusow Industry Co., Ltd.............................    31,756     19,058
    G Shank Enterprise Co., Ltd..........................    86,382     75,443
    Gallant Precision Machining Co., Ltd.................   103,000    100,306
    GCS Holdings, Inc....................................    20,000     41,379
    GEM Services, Inc....................................    29,700     82,000
#   Gemtek Technology Corp...............................   183,574    161,700
    General Interface Solution Holding, Ltd..............    91,000    618,558
    General Plastic Industrial Co., Ltd..................    34,384     41,817
    Generalplus Technology, Inc..........................    25,000     31,158
    Genesys Logic, Inc...................................    41,000     51,669
*   Genius Electronic Optical Co., Ltd...................    29,071    460,211
    GeoVision, Inc.......................................    37,264     36,125
    Getac Technology Corp................................   213,000    325,329
    Giant Manufacturing Co., Ltd.........................    89,287    382,935
#   Giantplus Technology Co., Ltd........................   118,000     52,126
#   Gigabyte Technology Co., Ltd.........................   204,000    410,682
#   Gigasolar Materials Corp.............................    13,280     63,834
*   Gigastorage Corp.....................................   201,213     62,515
#   Ginko International Co., Ltd.........................    22,000    175,043
*   Gintech Energy Corp..................................   302,084    129,501
    Global Brands Manufacture, Ltd.......................   160,666     83,142
    Global Lighting Technologies, Inc....................    52,000     64,604
    Global Mixed Mode Technology, Inc....................    26,000     53,841
    Global PMX Co., Ltd..................................    15,000     61,221
    Global Unichip Corp..................................    29,000    315,308
    Globalwafers Co., Ltd................................    41,000    694,060
    Globe Union Industrial Corp..........................   128,518     69,777
    Gloria Material Technology Corp......................   294,708    166,603
    Glory Science Co., Ltd...............................    32,467     43,259
*   Gold Circuit Electronics, Ltd........................   295,263     94,638

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    Golden Friends Corp..................................    22,500 $   42,167
#*  Goldsun Building Materials Co., Ltd..................   722,730    234,031
    Good Will Instrument Co., Ltd........................     6,859      5,338
    Gourmet Master Co., Ltd..............................    28,052    252,956
    Grand Fortune Securities Co., Ltd....................    86,000     31,542
    Grand Ocean Retail Group, Ltd........................    42,000     42,857
    Grand Pacific Petrochemical..........................   511,000    478,418
    Grand Plastic Technology Corp........................    14,000     62,549
    GrandTech CG Systems, Inc............................    29,000     45,076
    Grape King Bio, Ltd..................................    54,000    415,197
    Great China Metal Industry...........................   105,000     88,551
    Great Taipei Gas Co., Ltd............................   155,000    136,728
    Great Wall Enterprise Co., Ltd.......................   379,682    493,593
    Greatek Electronics, Inc.............................   159,000    276,557
*   Green Energy Technology, Inc.........................   181,537     76,360
    Green River Holding Co., Ltd.........................     8,080     32,885
    Green Seal Holding, Ltd..............................    36,500     32,375
    GTM Holdings Corp....................................    63,000     37,577
    Hannstar Board Corp..................................   185,681    175,236
#   HannStar Display Corp................................ 1,998,667    585,209
*   HannsTouch Solution, Inc.............................   351,743     98,911
    Hanpin Electron Co., Ltd.............................    38,000     41,875
*   Harvatek Corp........................................    83,052     49,215
    Hi-Clearance, Inc....................................     5,000     16,317
    Highlight Tech Corp..................................    46,000     40,269
    Highwealth Construction Corp.........................   276,918    428,326
    HIM International Music, Inc.........................    12,190     47,860
    Hiroca Holdings, Ltd.................................    31,728    101,325
*   HiTi Digital, Inc....................................    79,956     23,112
#   Hitron Technology, Inc...............................   187,000    128,122
    Hiwin Technologies Corp..............................    70,662    693,668
*   Ho Tung Chemical Corp................................   501,035    137,701
*   Hocheng Corp.........................................   137,300     40,913
    Holiday Entertainment Co., Ltd.......................    37,000     68,692
    Holtek Semiconductor, Inc............................    99,000    236,198
    Hon Hai Precision Industry Co., Ltd., GDR............   116,379    642,016
    Hon Hai Precision Industry Co., Ltd.................. 2,750,499  7,544,560
    Hong Pu Real Estate Development Co., Ltd.............   131,609     92,457
    Hong TAI Electric Industrial.........................   125,000     43,138
    Hong YI Fiber Industry Co............................    68,000     42,135
*   Horizon Securities Co., Ltd..........................   220,000     50,306
#   Hota Industrial Manufacturing Co., Ltd...............    98,871    421,795
#   Hotai Motor Co., Ltd.................................    92,000    801,077
    Hotron Precision Electronic Industrial Co., Ltd......    31,620     45,466
#   Hsin Kuang Steel Co., Ltd............................   121,788    152,288
    Hsin Yung Chien Co., Ltd.............................    15,900     47,598
#   Hu Lane Associate, Inc...............................    42,151    184,872
*   HUA ENG Wire & Cable Co., Ltd........................   190,000     66,811
    Hua Nan Financial Holdings Co., Ltd.................. 1,560,420    935,855
    Huaku Development Co., Ltd...........................   164,465    351,471
    Huang Hsiang Construction Corp.......................    76,000     69,396
    Hung Ching Development & Construction Co., Ltd.......    88,000     89,639
    Hung Sheng Construction, Ltd.........................   290,000    383,155
    Huxen Corp...........................................    10,000     14,162
    Hwa Fong Rubber Industrial Co., Ltd..................   118,430     57,430
*   Hwacom Systems, Inc..................................    43,000     18,984
#   Ibase Technology, Inc................................    71,076    110,575
*   Ichia Technologies, Inc..............................   206,897    112,418
*   I-Chiun Precision Industry Co., Ltd..................   112,000     46,338

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    Ideal Bike Corp......................................   121,999 $   42,270
    IEI Integration Corp.................................    92,000    109,763
    Infortrend Technology, Inc...........................   110,798     44,177
    Info-Tek Corp........................................    26,000     19,241
    Innodisk Corp........................................    34,164    159,532
#   Innolux Corp......................................... 5,495,461  2,069,739
    Inpaq Technology Co., Ltd............................    45,000     57,034
    Intai Technology Corp................................    14,000     45,566
#   Integrated Service Technology, Inc...................    27,000     61,890
    IntelliEPI, Inc......................................     9,000     22,286
    International Games System Co., Ltd..................    32,000    180,545
    Inventec Corp........................................   935,181    748,336
    Iron Force Industrial Co., Ltd.......................    24,000     70,604
    I-Sheng Electric Wire & Cable Co., Ltd...............    50,000     69,942
    ITE Technology, Inc..................................    63,202     72,707
    ITEQ Corp............................................   118,299    279,447
    Jarllytec Co., Ltd...................................    29,000     47,139
    Jentech Precision Industrial Co., Ltd................    24,000     55,521
    Jess-Link Products Co., Ltd..........................    59,875     52,773
#   Jih Lin Technology Co., Ltd..........................    25,000     66,096
    Jih Sun Financial Holdings Co., Ltd..................   859,701    271,939
    Jinan Acetate Chemical Co., Ltd......................     4,000     16,159
    Jinli Group Holdings, Ltd............................    78,470     57,790
    Johnson Health Tech Co., Ltd.........................    51,948     56,454
    Jourdeness Group, Ltd................................     5,000     20,051
    K Laser Technology, Inc..............................   105,000     50,294
    Kaori Heat Treatment Co., Ltd........................    45,983     77,514
    Kaulin Manufacturing Co., Ltd........................    68,000     44,062
    KEE TAI Properties Co., Ltd..........................   221,226     77,738
#   Kenda Rubber Industrial Co., Ltd.....................   202,842    214,519
    Kenmec Mechanical Engineering Co., Ltd...............   152,000     53,132
    Kerry TJ Logistics Co., Ltd..........................    82,000    107,355
    Kindom Construction Corp.............................   222,000    162,390
    King Chou Marine Technology Co., Ltd.................    45,660     54,728
    King Slide Works Co., Ltd............................    19,050    263,096
    King Yuan Electronics Co., Ltd.......................   679,529    587,250
    Kingcan Holdings, Ltd................................    27,675     14,190
    Kingpak Technology, Inc..............................    17,000    104,694
    King's Town Bank Co., Ltd............................   462,000    486,557
*   King's Town Construction Co., Ltd....................    62,348     45,438
    Kinik Co.............................................    64,000    143,920
#   Kinko Optical Co., Ltd...............................    77,000     88,977
#   Kinpo Electronics....................................   764,028    253,568
    Kinsus Interconnect Technology Corp..................   177,009    318,830
    KMC Kuei Meng International, Inc.....................    34,761    148,291
    KNH Enterprise Co., Ltd..............................    59,000     23,348
#   KS Terminals, Inc....................................    67,760    105,056
    Kung Long Batteries Industrial Co., Ltd..............    36,000    180,041
    Kung Sing Engineering Corp...........................   188,000     56,013
*   Kuo Toong International Co., Ltd.....................   122,108     85,752
*   Kuoyang Construction Co., Ltd........................   229,450     97,872
    Kwong Fong Industries Corp...........................    50,442     26,710
    Kwong Lung Enterprise Co., Ltd.......................    41,000     68,704
*   KYE Systems Corp.....................................   146,426     53,890
    L&K Engineering Co., Ltd.............................   100,000    106,767
*   LAN FA Textile.......................................    93,277     25,959
    Land Mark Optoelectronics Corp.......................    29,000    258,780
    Lanner Electronics, Inc..............................    41,589     62,376
    Largan Precision Co., Ltd............................    17,306  2,914,086

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    Laser Tek Taiwan Co., Ltd............................    51,000 $   70,842
#   Laster Tech Corp., Ltd...............................    19,000     36,530
    LCY Chemical Corp....................................   203,799    343,376
    Leader Electronics, Inc..............................    67,602     18,552
    Leadtrend Technology Corp............................     4,159      3,906
*   Lealea Enterprise Co., Ltd...........................   401,981    131,094
    Ledlink Optics, Inc..................................    38,467     46,045
    Ledtech Electronics Corp.............................    19,000      6,407
    LEE CHI Enterprises Co., Ltd.........................   103,000     34,349
    Lelon Electronics Corp...............................    44,250     96,859
    Lemtech Holdings Co., Ltd............................     9,000     67,283
*   Leofoo Development Co., Ltd..........................   138,645     28,696
*   LES Enphants Co., Ltd................................    90,901     36,927
#*  Lextar Electronics Corp..............................   202,000    136,402
    Li Cheng Enterprise Co., Ltd.........................    45,920     53,816
*   Li Peng Enterprise Co., Ltd..........................   354,806     92,791
    Lian HWA Food Corp...................................    45,712     57,214
    Lida Holdings, Ltd...................................    27,000     73,898
    Lien Chang Electronic Enter..........................    23,000      9,557
    Lien Hwa Industrial Corp.............................   191,842    247,744
    Lifestyle Global Enterprise, Inc.....................     8,000     26,946
    Lingsen Precision Industries, Ltd....................   228,000     84,995
    Lion Travel Service Co., Ltd.........................    21,000     73,248
    Lite-On Semiconductor Corp...........................   132,213    172,778
    Lite-On Technology Corp..............................   927,395  1,218,815
    Long Bon International Co., Ltd......................   246,000    116,189
#   Long Chen Paper Co., Ltd.............................   324,718    285,714
#   Longwell Co..........................................    59,000     85,324
    Lotes Co., Ltd.......................................    33,631    231,322
    Lu Hai Holding Corp..................................    19,799     20,509
*   Lucky Cement Corp....................................   112,000     29,091
    Lumax International Corp., Ltd.......................    43,492     86,687
    Lung Yen Life Service Corp...........................    61,000    115,307
*   LuxNet Corp..........................................    35,698     30,025
#   Macauto Industrial Co., Ltd..........................    25,000     88,283
    Machvision, Inc......................................    17,000    261,565
    Macroblock, Inc......................................    14,700     59,421
*   Macronix International............................... 1,018,821  1,420,690
    Makalot Industrial Co., Ltd..........................    77,686    345,516
    Masterlink Securities Corp...........................   657,885    224,638
#   Materials Analysis Technology, Inc...................    23,160     54,402
    Mayer Steel Pipe Corp................................    78,259     35,442
    MediaTek, Inc........................................   172,360  1,433,456
    Mega Financial Holding Co., Ltd...................... 2,426,669  2,161,675
    Meiloon Industrial Co................................    60,650     40,751
    Mercuries & Associates Holding, Ltd..................   245,388    203,799
*   Mercuries Life Insurance Co., Ltd....................   471,890    263,778
    Merida Industry Co., Ltd.............................    48,415    233,480
#   Merry Electronics Co., Ltd...........................    59,906    319,486
*   Microbio Co., Ltd....................................   206,572    135,746
    Microlife Corp.......................................    21,600     60,519
#   Micro-Star International Co., Ltd....................   199,233    685,249
    Mildef Crete, Inc....................................    27,000     37,939
    MIN AIK Technology Co., Ltd..........................    83,200     52,416
#   Mirle Automation Corp................................    71,805    100,905
#   Mitac Holdings Corp..................................   369,415    409,533
    Mobiletron Electronics Co., Ltd......................    35,440     42,862
    momo.com, Inc........................................    19,000    124,370
#*  Motech Industries, Inc...............................   253,097    110,162

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    MPI Corp.............................................    48,000 $   97,395
    Nak Sealing Technologies Corp........................    30,000     82,990
    Namchow Holdings Co., Ltd............................    91,000    168,889
#   Nan Kang Rubber Tire Co., Ltd........................   204,139    169,308
    Nan Liu Enterprise Co., Ltd..........................    18,000     99,438
    Nan Ren Lake Leisure Amusement Co., Ltd..............    99,000     25,250
    Nan Ya Plastics Corp.................................   773,674  2,149,801
    Nan Ya Printed Circuit Board Corp....................   138,072    122,414
    Nang Kuang Pharmaceutical Co., Ltd...................    21,000     24,969
    Nantex Industry Co., Ltd.............................   124,964    117,038
    Nanya Technology Corp................................   258,000    663,787
    National Petroleum Co., Ltd..........................    37,000     46,585
#*  Neo Solar Power Corp.................................   513,646    168,945
    Netronix, Inc........................................    40,000     54,033
    New Asia Construction & Development Corp.............    43,880      9,180
    New Best Wire Industrial Co., Ltd....................    27,600     28,031
    New Era Electronics Co., Ltd.........................    39,000     21,538
    Nexcom International Co., Ltd........................    44,000     37,395
#   Nichidenbo Corp......................................    49,193    123,072
    Nien Hsing Textile Co., Ltd..........................    62,110     47,102
    Nien Made Enterprise Co., Ltd........................    60,000    519,915
    Nishoku Technology, Inc..............................    23,000     53,065
    Novatek Microelectronics Corp........................   169,000    818,389
#   Nuvoton Technology Corp..............................    54,000    109,169
    O-Bank Co., Ltd......................................   164,000     44,158
*   Ocean Plastics Co., Ltd..............................    88,000     77,052
#   On-Bright Electronics, Inc...........................    19,380    179,803
    OptoTech Corp........................................   235,698    204,208
    Orient Europharma Co., Ltd...........................    19,000     42,176
*   Orient Semiconductor Electronics, Ltd................   379,000    128,305
    Oriental Union Chemical Corp.........................   305,821    331,405
    O-TA Precision Industry Co., Ltd.....................    52,000     46,347
    Pacific Construction Co..............................   167,000     63,862
    Pacific Hospital Supply Co., Ltd.....................    21,000     45,437
    Paiho Shih Holdings Corp.............................    42,292     63,697
#*  Pan Jit International, Inc...........................   197,000    303,556
    Pan-International Industrial Corp....................   223,514    152,495
    Pao long International Co., Ltd......................    45,000     30,920
    Parade Technologies, Ltd.............................    29,400    448,040
*   Paragon Technologies Co., Ltd........................    30,762     23,280
    PCL Technologies, Inc................................    19,220     52,338
    P-Duke Technology Co., Ltd...........................    25,700     60,898
#   Pegatron Corp........................................ 1,047,037  2,332,554
    PharmaEngine, Inc....................................     8,399     38,123
    Pharmally International Holding Co., Ltd.............     9,135    114,763
*   Phihong Technology Co., Ltd..........................   200,810     69,571
    Phison Electronics Corp..............................    66,000    548,516
    Phoenix Tours International, Inc.....................    14,700     16,818
    Pixart Imaging, Inc..................................    33,030    117,997
    Planet Technology Corp...............................    23,000     47,653
    Plastron Precision Co., Ltd..........................    52,406     27,421
    Polytronics Technology Corp..........................    35,000     75,691
    Posiflex Technology, Inc.............................    25,346     93,309
    Pou Chen Corp........................................ 1,062,144  1,168,395
*   Power Quotient International Co., Ltd................    66,800     17,267
    Power Wind Health Industry, Inc......................    13,729     82,038
    Powertech Technology, Inc............................   446,400  1,264,916
    Poya International Co., Ltd..........................    29,873    320,151
    President Chain Store Corp...........................   141,000  1,553,354

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
*   President Securities Corp............................   482,795 $  221,789
#   Primax Electronics, Ltd..............................   215,000    405,049
*   Prime Electronics & Satellitics, Inc.................    57,750     14,633
    Prince Housing & Development Corp....................   647,087    232,639
*   Princeton Technology Corp............................   105,000     32,048
    Pro Hawk Corp........................................     3,000     13,421
    Promate Electronic Co., Ltd..........................    85,000     76,956
*   Promise Technology, Inc..............................    76,000     22,415
#   Prosperity Dielectrics Co., Ltd......................    52,032    193,531
    P-Two Industries, Inc................................    35,000     24,085
#   Qisda Corp...........................................   754,439    563,358
    QST International Corp...............................    21,000     67,097
    Qualipoly Chemical Corp..............................    40,198     41,282
    Quang Viet Enterprise Co., Ltd.......................    15,000     64,745
    Quanta Computer, Inc.................................   740,715  1,282,179
    Quanta Storage, Inc..................................   121,000    104,064
    Quintain Steel Co., Ltd..............................   152,305     46,773
    Radiant Opto-Electronics Corp........................   269,144    569,168
*   Radium Life Tech Co., Ltd............................   455,056    200,952
    Rafael Microelectronics, Inc.........................    13,000     65,838
    Realtek Semiconductor Corp...........................   141,268    569,239
    Rechi Precision Co., Ltd.............................   173,173    173,675
#   Rich Development Co., Ltd............................   365,254    121,832
    RichWave Technology Corp.............................    21,000     43,186
*   Ritek Corp........................................... 1,055,112    507,738
#*  Roo Hsing Co., Ltd...................................   506,000    239,328
    Rotam Global Agrosciences, Ltd.......................    37,830     29,398
*   Ruentex Development Co., Ltd.........................   370,408    411,740
    Ruentex Engineering & Construction Co................    21,000     25,415
    Ruentex Industries, Ltd..............................   220,235    422,371
    Run Long Construction Co., Ltd.......................    17,000     32,270
#   Sagittarius Life Science Corp........................    14,000     27,655
    Samebest Co., Ltd....................................    13,200     94,872
    Sampo Corp...........................................   225,000    100,726
    San Fang Chemical Industry Co., Ltd..................   102,992     94,699
    San Shing Fastech Corp...............................    53,479     95,233
    Sanitar Co., Ltd.....................................    24,000     31,978
    Sanyang Motor Co., Ltd...............................   231,684    159,385
    SCI Pharmtech, Inc...................................    23,000     51,470
    Scientech Corp.......................................    25,000     70,409
#   SDI Corp.............................................    73,000    194,915
    Senao International Co., Ltd.........................    29,000     47,325
    Senao Networks, Inc..................................    17,000     75,744
#   Sercomm Corp.........................................   124,000    275,230
    Sesoda Corp..........................................    91,358     83,046
    Shan-Loong Transportation Co., Ltd...................    48,000     48,944
    Sharehope Medicine Co., Ltd..........................    28,967     31,305
    Sheng Yu Steel Co., Ltd..............................    70,000     55,037
    ShenMao Technology, Inc..............................    35,435     25,077
    Shih Her Technologies, Inc...........................    20,000     21,008
*   Shih Wei Navigation Co., Ltd.........................   158,980     39,454
#   Shihlin Electric & Engineering Corp..................   131,000    171,636
    Shin Kong Financial Holding Co., Ltd................. 2,707,235  1,028,430
#   Shin Zu Shing Co., Ltd...............................    86,149    251,983
    Shinih Enterprise Co., Ltd...........................    17,000      9,330
*   Shining Building Business Co., Ltd...................   214,067     89,034
    Shinkong Insurance Co., Ltd..........................   142,000    161,831
    Shinkong Synthetic Fibers Corp.......................   663,191    287,283
    Shinkong Textile Co., Ltd............................    45,800     65,689

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    Shiny Chemical Industrial Co., Ltd...................    28,112 $  101,110
    Shuttle, Inc.........................................   200,000     95,139
    Sigurd Microelectronics Corp.........................   249,559    300,349
    Silergy Corp.........................................    10,000    230,013
*   Silicon Integrated Systems Corp......................   313,000    124,587
*   Silitech Technology Corp.............................    56,396     28,393
    Simplo Technology Co., Ltd...........................    71,400    415,009
    Sinbon Electronics Co., Ltd..........................   118,917    345,357
    Sincere Navigation Corp..............................   196,350    103,393
    Single Well Industrial Corp..........................    40,000     31,121
    Sinher Technology, Inc...............................    29,000     49,248
#   Sinmag Equipment Corp................................    23,979    109,528
    Sino-American Electronic Co., Ltd....................    18,634        833
    Sino-American Silicon Products, Inc..................   248,000    854,078
    Sinon Corp...........................................   207,000    119,086
    SinoPac Financial Holdings Co., Ltd.................. 3,072,767  1,155,778
    Sinphar Pharmaceutical Co., Ltd......................    89,960     63,321
#   Sinyi Realty Co......................................   128,549    148,726
    Sirtec International Co., Ltd........................    77,000     64,478
    Sitronix Technology Corp.............................    72,434    227,956
    Siward Crystal Technology Co., Ltd...................   111,000     77,759
    Soft-World International Corp........................    49,000    127,923
*   Solartech Energy Corp................................   173,000     62,606
    Solomon Technology Corp..............................    71,000     53,375
    Solteam Electronics Co., Ltd.........................    30,300     37,434
    Song Shang Electronics Co., Ltd......................    51,000     29,643
    Sonix Technology Co., Ltd............................    37,000     35,174
    Southeast Cement Co., Ltd............................   137,000     62,252
    Spirox Corp..........................................    52,000     45,800
    Sporton International, Inc...........................    28,892    136,153
#   St Shine Optical Co., Ltd............................    24,000    529,377
    Standard Chemical & Pharmaceutical Co., Ltd..........    51,000     57,511
    Standard Foods Corp..................................   120,642    233,521
    Stark Technology, Inc................................    55,200     71,921
    Sun Race Sturmey-Archer, Inc.........................     6,000      7,641
    Sunjuice Holdings Co., Ltd...........................     6,000     32,278
    Sunko INK Co., Ltd...................................    52,000     17,091
#   Sunny Friend Environmental Technology Co., Ltd.......    28,000    219,089
#   Sunonwealth Electric Machine Industry Co., Ltd.......   116,000    167,964
    Sunplus Technology Co., Ltd..........................   300,000    145,374
    Sunrex Technology Corp...............................    74,306     46,450
    Sunspring Metal Corp.................................    65,000     75,245
    Supreme Electronics Co., Ltd.........................   265,608    300,413
#   Swancor Holding Co., Ltd.............................    50,435    129,250
    Sweeten Real Estate Development Co., Ltd.............    74,615     51,826
    Symtek Automation Asia Co., Ltd......................    26,000     53,591
#   Syncmold Enterprise Corp.............................    96,000    180,628
    Synnex Technology International Corp.................   436,967    624,512
    Sysage Technology Co., Ltd...........................    46,053     50,895
*   Sysgration...........................................   115,000     33,810
#   Systex Corp..........................................    76,000    154,833
    T3EX Global Holdings Corp............................    57,000     44,813
#   TA Chen Stainless Pipe...............................   442,911    556,872
    Ta Liang Technology Co., Ltd.........................    36,000     60,973
#*  Ta Ya Electric Wire & Cable..........................   316,174    143,321
    Ta Yih Industrial Co., Ltd...........................    16,000     39,260
    Tah Hsin Industrial Corp.............................    45,000     38,672
    TA-I Technology Co., Ltd.............................    68,248    221,416
    Tai Tung Communication Co., Ltd......................    58,373     36,808

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
TAIWAN -- (Continued)
    Taichung Commercial Bank Co., Ltd.................... 1,155,640 $   383,221
    TaiDoc Technology Corp...............................    26,458     134,581
#   Taiflex Scientific Co., Ltd..........................   104,540     150,627
*   TaiMed Biologics, Inc................................    22,000     184,134
#   Taimide Tech, Inc....................................    55,350     132,093
    Tainan Enterprises Co., Ltd..........................    83,000      55,985
#   Tainan Spinning Co., Ltd.............................   737,568     322,177
*   Tainergy Tech Co., Ltd...............................   116,000      29,858
    Tainet Communication System Corp.....................     8,000      17,339
    Taishin Financial Holding Co., Ltd................... 2,093,868   1,027,345
    Taisun Enterprise Co., Ltd...........................    19,000      11,494
*   Taita Chemical Co., Ltd..............................   108,000      51,453
    Taiwan Business Bank................................. 1,513,733     499,615
#   Taiwan Cement Corp................................... 1,418,280   1,825,063
#   Taiwan Chinsan Electronic Industrial Co., Ltd........    47,000      91,820
#   Taiwan Cogeneration Corp.............................   241,077     202,937
    Taiwan Cooperative Financial Holding Co., Ltd........ 1,791,351   1,095,441
    Taiwan Fertilizer Co., Ltd...........................   291,000     409,091
    Taiwan Fire & Marine Insurance Co., Ltd..............   118,520      78,822
    Taiwan FU Hsing Industrial Co., Ltd..................    88,000     100,630
*   Taiwan Glass Industry Corp...........................   485,442     263,580
    Taiwan High Speed Rail Corp..........................   423,000     343,707
#   Taiwan Hon Chuan Enterprise Co., Ltd.................   183,455     320,286
    Taiwan Hopax Chemicals Manufacturing Co., Ltd........   104,000      68,400
#*  Taiwan Land Development Corp.........................   414,217     119,563
*   Taiwan Line Tek Electronic...........................    57,451      55,694
    Taiwan Mobile Co., Ltd...............................   315,800   1,088,889
*   Taiwan Navigation Co., Ltd...........................   121,000      76,361
#   Taiwan Paiho, Ltd....................................   141,068     292,544
    Taiwan PCB Techvest Co., Ltd.........................   158,733     140,459
    Taiwan Pulp & Paper Corp.............................   141,000      85,919
    Taiwan Sakura Corp...................................    73,600      90,753
    Taiwan Sanyo Electric Co., Ltd.......................    23,800      18,304
    Taiwan Secom Co., Ltd................................   116,795     338,494
    Taiwan Semiconductor Co., Ltd........................   129,000     354,843
    Taiwan Semiconductor Manufacturing Co., Ltd.,
      Sponsored ADR......................................   609,679  25,124,872
    Taiwan Semiconductor Manufacturing Co., Ltd.......... 2,346,214  18,759,640
    Taiwan Shin Kong Security Co., Ltd...................   124,150     150,102
    Taiwan Styrene Monomer...............................   376,164     272,794
    Taiwan Surface Mounting Technology Corp..............   169,845     147,946
    Taiwan TEA Corp......................................   395,648     199,836
    Taiwan Union Technology Corp.........................   115,000     442,768
    Taiyen Biotech Co., Ltd..............................    51,712      50,945
#*  Tatung Co., Ltd...................................... 1,108,688   1,416,992
    TCI Co., Ltd.........................................    25,863     491,282
    Te Chang Construction Co., Ltd.......................    17,247      10,994
    Teco Electric and Machinery Co., Ltd.................   762,000     557,040
    Tehmag Foods Corp....................................     9,700      65,497
    Test Research, Inc...................................    34,571      64,732
    Test-Rite International Co., Ltd.....................   130,568      96,669
*   Tex-Ray Industrial Co., Ltd..........................    85,000      29,721
    Thinking Electronic Industrial Co., Ltd..............    48,000     134,947
    Thye Ming Industrial Co., Ltd........................    83,125     107,727
    T-Mac Techvest PCB Co., Ltd..........................    61,000      25,425
#   Ton Yi Industrial Corp...............................   443,300     181,806
    Tong Hsing Electronic Industries, Ltd................    66,009     219,114
    Tong Yang Industry Co., Ltd..........................   233,640     343,848
*   Tong-Tai Machine & Tool Co., Ltd.....................   121,711      86,037
    TOPBI International Holdings, Ltd....................    28,548     100,390

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    Topco Scientific Co., Ltd............................    67,249 $  184,681
    Topco Technologies Corp..............................    17,000     43,914
    Topkey Corp..........................................    14,000     40,860
    Topoint Technology Co., Ltd..........................    81,540     53,787
    Toung Loong Textile Manufacturing....................    66,000    111,303
#*  TPK Holding Co., Ltd.................................   207,000    410,525
    Trade-Van Information Services Co....................     9,000      9,772
    Transcend Information, Inc...........................    88,890    225,191
    Tripod Technology Corp...............................   176,170    486,992
*   TrueLight Corp.......................................    44,700     47,095
    Tsang Yow Industrial Co., Ltd........................    52,000     44,367
    Tsann Kuen Enterprise Co., Ltd.......................    46,000     35,254
    TSC Auto ID Technology Co., Ltd......................    13,700    107,052
*   TSEC Corp............................................   250,182     68,076
    TSRC Corp............................................   310,452    324,804
    Ttet Union Corp......................................    19,000     58,482
    TTFB Co., Ltd........................................     5,000     36,618
#   TTY Biopharm Co., Ltd................................    89,000    268,987
#*  Tul Corp.............................................    12,000     57,036
    Tung Ho Steel Enterprise Corp........................   453,654    339,636
    Tung Thih Electronic Co., Ltd........................    32,073    119,849
    TURVO International Co., Ltd.........................    29,250    107,151
*   TWi Pharmaceuticals, Inc.............................    13,000     29,964
    TXC Corp.............................................   179,204    225,741
#   TYC Brother Industrial Co., Ltd......................   162,091    160,046
*   Tycoons Group Enterprise.............................   267,000     58,781
#   Tyntek Corp..........................................   132,922     90,509
    UDE Corp.............................................    37,000     40,953
    Ultra Chip, Inc......................................    27,000     34,480
    U-Ming Marine Transport Corp.........................   212,000    219,245
#   Unimicron Technology Corp............................   839,312    446,654
    Union Bank Of Taiwan.................................   612,484    207,242
*   Union Insurance Co., Ltd.............................    39,397     22,230
    Uni-President Enterprises Corp....................... 1,418,577  3,752,410
    Unitech Computer Co., Ltd............................    65,000     43,240
#*  Unitech Printed Circuit Board Corp...................   325,979    226,204
    United Integrated Services Co., Ltd..................   108,000    206,188
    United Microelectronics Corp., Sponsored ADR.........   146,700    410,760
#   United Microelectronics Corp......................... 6,193,081  3,546,654
    United Orthopedic Corp...............................    15,141     27,080
    United Radiant Technology............................    48,000     27,803
    United Technologies Corp.............................     1,555         63
*   Unity Opto Technology Co., Ltd.......................   212,593     80,354
    Universal Cement Corp................................   237,972    155,149
*   Universal Microelectronics Co., Ltd..................    25,000     22,528
    Universal Microwave Technology, Inc..................    25,570     61,738
    Unizyx Holding Corp..................................   190,118     81,233
    UPC Technology Corp..................................   451,514    275,815
    Userjoy Technology Co., Ltd..........................    22,000     56,624
    USI Corp.............................................   544,332    246,460
    Usun Technology Co., Ltd.............................    31,000     39,594
    Utechzone Co., Ltd...................................    41,000     70,709
    Vanguard International Semiconductor Corp............   330,000    843,844
    Ve Wong Corp.........................................    34,000     28,621
    Victory New Materials, Ltd. Co.......................    65,500     79,859
#   Visual Photonics Epitaxy Co., Ltd....................    95,756    279,734
    Vivotek, Inc.........................................     4,100     10,219
    Voltronic Power Technology Corp......................    18,150    315,345
*   Wafer Works Corp.....................................   123,000    254,141

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE>>
                                                        --------- ------------
TAIWAN -- (Continued)
    Waffer Technology Co., Ltd.........................    56,000 $     32,671
*   Wah Hong Industrial Corp...........................    19,694       11,657
    Wah Lee Industrial Corp............................   103,000      180,464
    Walsin Lihwa Corp.................................. 1,195,000      814,254
#   Walsin Technology Corp.............................   200,345    2,281,638
    Walton Advanced Engineering, Inc...................   178,000       80,200
    Wan Hai Lines, Ltd.................................   330,000      179,252
    WAN HWA Enterprise Co..............................    12,495        5,330
    Waterland Financial Holdings Co., Ltd.............. 1,266,496      465,732
*   Wei Chuan Foods Corp...............................    82,000       64,072
    Weikeng Industrial Co., Ltd........................   153,461      114,700
    Well Shin Technology Co., Ltd......................    46,160       75,523
#   Win Semiconductors Corp............................   116,141      562,487
#   Winbond Electronics Corp........................... 1,610,474    1,052,183
    Winmate, Inc.......................................    10,000       18,175
    Winstek Semiconductor Co., Ltd.....................    23,000       21,579
    Wintek Corp........................................   461,871        5,176
    Wisdom Marine Lines Co., Ltd.......................   197,166      195,945
    Wisechip Semiconductor, Inc........................     9,000       20,146
#   Wistron Corp....................................... 1,232,809      953,833
    Wistron NeWeb Corp.................................   155,983      388,680
    Wowprime Corp......................................    43,000      121,001
    WPG Holdings, Ltd..................................   575,847      799,860
    WT Microelectronics Co., Ltd.......................   293,089      432,828
    WUS Printed Circuit Co., Ltd.......................   129,200       65,903
    XAC Automation Corp................................    49,000       53,403
    Xxentria Technology Materials Corp.................    51,211      149,300
#   Yageo Corp.........................................    66,318    1,697,538
#   YC Co., Ltd........................................   241,041      147,072
    YC INOX Co., Ltd...................................   173,600      144,765
    YCC Parts Manufacturing Co., Ltd...................     7,000        9,612
    Yea Shin International Development Co., Ltd........   146,000       95,488
#   Yeong Guan Energy Technology Group Co., Ltd........    53,212       96,360
#   YFC-Boneagle Electric Co., Ltd.....................    57,000       73,354
*   YFY, Inc...........................................   716,891      284,103
    Yi Jinn Industrial Co., Ltd........................   116,100       52,218
    Yieh Phui Enterprise Co., Ltd......................   633,590      220,734
    Yonyu Plastics Co., Ltd............................    55,000       66,335
*   Young Fast Optoelectronics Co., Ltd................    50,298       30,274
    Youngtek Electronics Corp..........................    68,257      116,630
    Yuanta Financial Holding Co., Ltd.................. 2,380,167    1,097,946
    Yuanta Futures Co., Ltd............................    38,000       52,492
    Yulon Finance Corp.................................    76,000      278,701
#   Yulon Motor Co., Ltd...............................   539,783      373,408
    Yung Chi Paint & Varnish Manufacturing Co., Ltd....    25,362       66,778
    Yungshin Construction & Development Co., Ltd.......    41,000       43,975
    YungShin Global Holding Corp.......................   100,000      129,275
    Yungtay Engineering Co., Ltd.......................   149,000      237,892
    Zeng Hsing Industrial Co., Ltd.....................    40,837      170,818
    Zenitron Corp......................................   104,000       79,087
    Zero One Technology Co., Ltd.......................    67,000       52,271
    Zhen Ding Technology Holding, Ltd..................   271,000      639,062
    Zig Sheng Industrial Co., Ltd......................   264,231       86,411
    Zinwell Corp.......................................   181,010      148,038
    Zippy Technology Corp..............................    70,000       80,948
    ZongTai Real Estate Development Co., Ltd...........   119,495       77,012
                                                                  ------------
TOTAL TAIWAN...........................................            257,605,099
                                                                  ------------

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
THAILAND -- (3.4%)
    AAPICO Hitech PCL....................................    84,120 $   82,805
    Advanced Info Service PCL............................   209,500  1,271,987
    Advanced Information Technology PCL..................    43,900     31,140
    AEON Thana Sinsap Thailand PCL.......................    23,400    118,161
    Airports of Thailand PCL.............................   799,300  1,591,633
    AJ Plast PCL.........................................    60,300     19,031
    Amata Corp. PCL......................................   240,700    145,418
    Ananda Development PCL...............................   861,900    130,826
    AP Thailand PCL...................................... 1,079,902    298,620
    Asia Aviation PCL....................................   638,200     87,856
    Asia Capital Group PCL...............................    25,300      6,692
    Asia Plus Group Holdings PCL.........................   780,000     90,965
    Asia Sermkij Leasing PCL.............................    31,400     21,518
    Asian Insulators PCL.................................   955,920      6,680
    Asian Seafoods Coldstorage PCL.......................    44,600     10,724
    Bangchak Corp. PCL...................................   536,900    564,818
    Bangkok Airways PCL..................................   490,200    188,595
    Bangkok Aviation Fuel Services PCL...................   110,350    115,259
    Bangkok Bank PCL.....................................     9,800     61,268
    Bangkok Bank PCL.....................................    18,800    116,405
    Bangkok Expressway & Metro PCL....................... 3,156,535    792,217
    Bangkok Insurance PCL................................     4,780     50,142
    Bangkok Land PCL..................................... 5,648,000    324,246
    Bangkok Life Assurance PCL...........................   235,140    233,232
    Bangkok Ranch PCL....................................   346,600     58,861
    Banpu PCL............................................   984,600    624,438
    Banpu PCL............................................    31,500     19,977
    Banpu Power PCL......................................   204,400    149,906
    Beauty Community PCL................................. 1,079,400    253,060
    BEC World PCL........................................   811,600    236,625
    Berli Jucker PCL.....................................   248,900    426,429
    Better World Green PCL............................... 1,649,500     51,067
    Big Camera Corp. PCL................................. 1,068,600     75,801
*   BJC Heavy Industries PCL.............................   137,000      9,142
    BTS Group Holdings PCL............................... 1,041,300    295,771
    Buriram Sugar PCL....................................    63,600     12,808
    Cal-Comp Electronics Thailand PCL.................... 1,098,044     69,969
    Carabao Group PCL....................................    61,400     88,123
    Central Pattana PCL..................................   299,100    680,999
    Central Plaza Hotel PCL..............................   239,600    315,074
    CH Karnchang PCL.....................................    92,072     73,337
    Charoen Pokphand Foods PCL........................... 1,022,893    837,807
    Charoong Thai Wire & Cable PCL.......................    88,000     21,557
    Christiani & Nielsen Thai............................    91,300      5,543
    CK Power PCL......................................... 1,478,100    176,821
    COL PCL..............................................    15,200     12,678
    Com7 PCL.............................................   217,900    118,545
*   Country Group Development PCL........................   964,600     42,040
    Country Group Holdings PCL...........................   407,500     13,351
    CP ALL PCL...........................................   940,400  2,126,994
    Delta Electronics Thailand PCL.......................   140,700    294,975
*   Demco PCL............................................    84,400     10,299
    Dhipaya Insurance PCL................................   160,400    113,779
    Diamond Building Products PCL........................    29,000      5,012
    Dynasty Ceramic PCL.................................. 1,772,400    116,136
    Eastern Polymer Group PCL............................   245,700     63,511
    Eastern Water Resources Development and Management
      PCL................................................   210,800     69,696
    Electricity Generating PCL...........................    56,900    395,068
    Energy Absolute PCL..................................   392,100    421,328

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
THAILAND -- (Continued)
*   Energy Earth PCL.....................................   672,000 $    5,530
    Erawan Group PCL (The)...............................   797,900    175,073
    Esso Thailand PCL....................................   627,000    269,495
    Forth Corp. PCL......................................    74,800     15,288
    Forth Smart Service PCL..............................   145,800     38,784
    Fortune Parts Industry PCL...........................    75,200      6,284
*   G J Steel PCL........................................ 2,049,800     19,716
    GFPT PCL.............................................   341,000    140,418
    Global Power Synergy PCL.............................   145,900    302,588
    Glow Energy PCL......................................   166,100    466,797
    Golden Land Property Development PCL.................   379,700    122,116
    Grand Canal Land PCL................................. 1,223,300     97,070
    Hana Microelectronics PCL............................   374,001    404,690
    Home Product Center PCL.............................. 1,356,526    599,367
    ICC International PCL................................    27,800     33,215
    Ichitan Group PCL....................................   437,200     63,865
    Indorama Ventures PCL................................   332,800    595,179
*   Inter Far East Energy Corp...........................   177,400      3,100
    Interhides PCL.......................................    53,300     13,778
    Interlink Communication PCL..........................    87,450     13,405
    Intouch Holdings PCL.................................    27,100     45,818
    Intouch Holdings PCL.................................    25,800     43,814
    IRPC PCL............................................. 2,328,400    451,403
*   Italian-Thai Development PCL......................... 1,255,466    107,169
    Jasmine International PCL............................ 2,388,600    387,690
    Jay Mart PCL.........................................   274,790     72,683
    JMT Network Services PCL.............................    55,400     45,792
    Kang Yong Electric PCL...............................     2,500     32,161
    Karmarts PCL.........................................   291,400     40,990
    Kasikornbank PCL.....................................     5,300     35,843
    Kasikornbank PCL.....................................   256,700  1,674,298
    KCE Electronics PCL..................................   331,600    411,136
    KGI Securities Thailand PCL.......................... 1,054,600    133,767
    Khon Kaen Sugar Industry PCL.........................   821,304     80,970
    Kiatnakin Bank PCL...................................   186,800    407,063
    Krung Thai Bank PCL..................................   829,350    473,629
    Krungthai Card PCL...................................   383,000    330,966
    Lam Soon Thailand PCL................................   132,400     21,092
    Land & Houses PCL....................................    61,000     22,002
    Land & Houses PCL....................................   736,920    265,796
    Lanna Resources PCL..................................   133,700     62,691
    LH Financial Group PCL............................... 2,289,000    110,769
    Loxley PCL...........................................   552,270     36,851
    LPN Development PCL..................................   277,200     84,151
    Major Cineplex Group PCL.............................   290,400    217,342
    Malee Group PCL......................................    86,600     40,866
    Maybank Kim Eng Securities Thailand PCL..............    40,700     16,148
    MBK PCL..............................................   332,400    244,779
    MC Group PCL.........................................   226,100     83,590
*   MCOT PCL.............................................   120,300     34,351
    MCS Steel PCL........................................   231,000     56,934
    Mega Lifesciences PCL................................   291,800    357,405
    Minor International PCL..............................   464,744    530,817
    MK Restaurants Group PCL.............................    79,500    178,021
    Modernform Group PCL.................................    18,700      2,574
    Mono Technology PCL..................................   832,200     61,033
    Muangthai Capital PCL................................   232,100    280,794
    Namyong Terminal PCL.................................   130,200     21,133
*   Nation Multimedia Group PCL..........................   720,200      6,169

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
THAILAND -- (Continued)
    Netbay PCL...........................................    45,700 $   48,763
    Origin Property PCL..................................   245,900    138,952
    Padaeng Industry PCL.................................    74,000     41,371
    PCS Machine Group Holding PCL........................   188,600     40,248
    Plan B Media Pcl.....................................   465,200     89,488
    Platinum Group PCL (The).............................   146,700     35,275
    Polyplex Thailand PCL................................   196,600    101,048
*   Precious Shipping PCL................................   100,750     36,339
    Premier Marketing PCL................................   152,600     47,702
*   Principal Capital PCL................................   120,000     18,575
    Property Perfect PCL................................. 2,596,700     74,147
    Pruksa Holding PCL...................................   480,700    296,193
    PTG Energy PCL.......................................   426,500    192,290
    PTT Exploration & Production PCL.....................   271,486  1,130,172
    PTT Global Chemical PCL..............................   773,356  1,900,266
    PTT PCL..............................................   287,000    442,103
    PTT PCL.............................................. 3,764,500  5,798,937
    Pylon PCL............................................    73,600     14,711
    Quality Houses PCL................................... 2,731,813    285,744
    Raimon Land PCL...................................... 1,142,800     49,806
    Ratchaburi Electricity Generating Holding PCL........    57,400     88,852
    Ratchaburi Electricity Generating Holding PCL........    63,600     98,449
    Ratchthani Leasing PCL...............................   532,750    124,901
    Regional Container Lines PCL.........................   247,200     41,980
    Robinson PCL.........................................    96,100    182,697
    Rojana Industrial Park PCL...........................   713,432    119,013
*   RS PCL...............................................   300,800    163,645
    S 11 Group PCL.......................................    82,400     18,947
    Saha Pathana Inter-Holding PCL.......................    18,700     38,502
    Sahaviriya Steel Industries PCL...................... 5,877,500      1,661
    Samart Corp. PCL.....................................   276,800     60,319
*   Samart Digital Public Co., Ltd....................... 1,001,300      7,223
    Samart Telcoms PCL...................................   219,900     56,181
    Sansiri PCL.......................................... 4,794,733    237,791
    Sappe PCL............................................   154,200    119,346
    SC Asset Corp. PCL................................... 1,376,096    149,729
    Scan Inter PCL.......................................   182,200     20,810
    Sena Development PCL.................................   244,650     27,943
    Siam Cement PCL (The)................................    36,200    489,630
    Siam Cement PCL (The)................................    72,450    975,582
    Siam City Cement PCL.................................    25,543    182,724
    Siam Commercial Bank PCL (The).......................   263,400  1,108,386
    Siam Future Development PCL..........................   624,250    150,105
    Siam Global House PCL................................   380,801    199,157
    Siam Wellness Group Pcl..............................   114,500     53,000
    Siamgas & Petrochemicals PCL.........................   711,800    252,457
*   Singha Estate PCL.................................... 1,077,200    101,018
    SNC Former PCL.......................................    84,700     37,678
    Somboon Advance Technology PCL.......................   131,150     88,695
    SPCG PCL.............................................   286,700    179,241
    Sri Ayudhya Capital PCL..............................    28,900     33,660
*   Sri Trang Agro-Industry PCL..........................   581,500    195,756
    Sriracha Construction PCL............................    60,500     27,277
    Srisawad Corp. PCL...................................   444,272    517,449
    Srithai Superware PCL................................   898,400     30,514
    Srivichai Vejvivat PCL...............................    44,400     10,476
    Star Petroleum Refining PCL.......................... 1,041,200    456,914
*   Stars Microelectronics Thailand PCL..................    97,600      6,923
*   STP & I PCL..........................................   519,780     67,804

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
THAILAND -- (Continued)
*   Supalai PCL..........................................   417,825 $   298,895
*   Super Energy Corp. PCL............................... 7,914,200     173,651
    Susco PCL............................................    46,500       4,696
    SVI PCL..............................................   708,485      88,161
*   Symphony Communication PCL...........................    21,333       3,206
    Syntec Construction PCL..............................   483,700      61,353
    Taokaenoi Food & Marketing PCL.......................   338,100     158,532
    Tapaco PCL...........................................   148,400      37,022
*   Tata Steel Thailand PCL.............................. 1,594,700      34,990
    Thai Agro Energy PCL.................................    13,440         848
*   Thai Airways International PCL.......................   661,500     278,359
    Thai Central Chemical PCL............................    23,300      24,512
    Thai Metal Trade PCL.................................    94,800      42,171
    Thai Oil PCL.........................................   462,000   1,114,382
    Thai Reinsurance PCL................................. 1,003,700      35,297
    Thai Solar Energy PCL................................   311,360      28,450
    Thai Stanley Electric PCL............................    11,300      92,384
    Thai Union Group PCL.................................   307,632     151,643
    Thai Vegetable Oil PCL...............................   285,100     250,651
    Thai Wah PCL.........................................   179,500      49,906
    Thaicom PCL..........................................   308,300      76,913
    Thaifoods Group PCL.................................. 1,145,900     141,903
    Thai-German Ceramic Industry PCL.....................   208,400      20,921
    Thaire Life Assurance PCL............................   194,200      47,864
    Thanachart Capital PCL...............................   367,900     566,723
    Thitikorn PCL........................................   125,100      43,618
    Thoresen Thai Agencies PCL...........................   598,656     130,456
    Tipco Asphalt PCL....................................   324,200     144,219
    TIPCO Foods PCL......................................   152,700      45,897
    Tisco Financial Group PCL............................    85,000     199,279
    TMB Bank PCL......................................... 3,937,900     272,232
    Total Access Communication PCL.......................   290,500     357,995
    Total Access Communication PCL.......................   324,200     399,525
    TPC Power Holdings Co., Ltd..........................    47,400      13,820
    TPI Polene PCL....................................... 3,368,500     192,370
    TRC Construction PCL.................................   483,420       7,120
    True Corp. PCL....................................... 4,207,720     790,449
*   TTCL PCL.............................................    34,610       8,426
*   TTCL PCL.............................................    25,329       6,167
    TTW PCL..............................................   957,600     359,784
    Unique Engineering & Construction PCL................   398,250     153,219
    United Paper PCL.....................................   147,700      51,497
    Univanich Palm Oil PCL...............................    84,700      19,476
    Univentures PCL......................................   748,500     178,857
    Vanachai Group PCL...................................   403,920      97,732
    VGI Global Media PCL................................. 1,265,400     270,043
    Vinythai PCL.........................................   171,000     123,354
    WHA Corp. PCL........................................ 1,344,200     158,379
    Workpoint Entertainment PCL..........................   123,460     172,555
                                                                    -----------
TOTAL THAILAND...........................................            51,027,490
                                                                    -----------
TURKEY -- (1.0%)
    Adana Cimento Sanayii TAS, Class A...................    21,718      25,547
#*  Afyon Cimento Sanayi TAS.............................    15,717      18,554
    Akbank Turk A.S......................................   731,675   1,077,320
    Akcansa Cimento A.S..................................    28,569      50,918
*   Akenerji Elektrik Uretim A.S.........................   134,047      19,093
    Aksa Akrilik Kimya Sanayii A.S.......................    96,724     229,903
*   Aksa Enerji Uretim A.S...............................    64,248      55,663

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE>>
                                                               ------- --------
TURKEY -- (Continued)
    Aksigorta A.S.............................................  59,107 $ 43,347
    Alarko Holding A.S........................................  37,314   37,794
    Alkim Alkali Kimya A.S....................................  14,176   59,147
    Anadolu Anonim Turk Sigorta Sirketi....................... 121,131  104,339
    Anadolu Cam Sanayii A.S................................... 138,522   96,037
    Anadolu Hayat Emeklilik A.S...............................  43,484   57,690
*   Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S..............   6,040   12,563
    Arcelik A.S...............................................  29,104   74,668
    AvivaSA Emeklilik ve Hayat A.S., Class A..................   6,177   16,855
    Aygaz A.S.................................................  32,277   68,050
*   Bagfas Bandirma Gubre Fabrikalari A.S.....................  20,348   30,591
*   Baticim Bati Anadolu Cimento Sanayii A.S..................   8,123    5,909
*   Bera Holding A.S.......................................... 234,423   90,551
*   Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.........  66,474   32,453
    BIM Birlesik Magazalar A.S................................  59,149  850,158
    Bolu Cimento Sanayii A.S..................................  50,000   58,666
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.............  49,300   95,108
    Borusan Yatirim ve Pazarlama A.S..........................   1,351   11,221
*   Boyner Perakende Ve Tekstil Yatirimlari A.S...............   8,225   12,785
*   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S...........   8,349   12,363
    Bursa Cimento Fabrikasi A.S...............................  21,492   23,542
    Celebi Hava Servisi A.S...................................   1,714   14,040
    Cimsa Cimento Sanayi VE Ticaret A.S.......................  36,631   74,160
    Coca-Cola Icecek A.S......................................  37,661  226,538
#*  Dogan Sirketler Grubu Holding A.S......................... 785,125  159,720
#   Dogus Otomotiv Servis ve Ticaret A.S......................  36,136   46,756
    Eczacibasi Yatirim Holding Ortakligi A.S..................  14,833   28,128
    EGE Endustri VE Ticaret A.S...............................     991   70,555
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
      Sanayi ve Ticaret A.S...................................  66,633   48,290
    Enka Insaat ve Sanayi A.S................................. 136,718  135,633
#   Erbosan Erciyas Boru Sanayii ve Ticaret A.S...............   3,472   56,193
    Eregli Demir ve Celik Fabrikalari TAS..................... 373,272  837,641
#*  Fenerbahce Futbol A.S.....................................   8,101   45,470
    Ford Otomotiv Sanayi A.S..................................  25,419  304,962
*   Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S........  85,201   30,026
*   Global Yatirim Holding A.S................................  51,321   33,875
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.......   1,802   17,273
#   Goodyear Lastikleri TAS................................... 109,701   79,037
*   Gozde Girisim Sermayesi Yatirim Ortakligi A.S............. 101,887   58,539
*   GSD Holding AS............................................ 225,737   33,047
*   Gubre Fabrikalari TAS.....................................  17,211   12,428
#   Hektas Ticaret TAS........................................  42,703  104,538
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
      Ticaret A.S.............................................  14,773   23,740
*   Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S......  37,047   41,872
#*  Is Finansal Kiralama A.S..................................  32,181   15,878
    Is Yatirim Menkul Degerler A.S., Class A..................  66,365   28,747
#*  Izmir Demir Celik Sanayi A.S..............................  75,146   37,689
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.,
      Class A................................................. 147,030   96,946
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.,
      Class B.................................................  57,973   38,138
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.,
      Class D................................................. 515,436  459,741
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.................... 292,658   95,618
    Kartonsan Karton Sanayi ve Ticaret A.S....................     381   21,986
    KOC Holding A.S........................................... 229,374  647,996
#   Kordsa Teknik Tekstil A.S.................................  40,281   64,264
#*  Koza Altin Isletmeleri A.S................................  30,583  266,086
    Mardin Cimento Sanayii ve Ticaret A.S.....................  16,218   12,366
#*  Metro Ticari ve Mali Yatirimlar Holding A.S............... 114,827   22,635
*   Migros Ticaret A.S........................................   6,699   26,246
*   Netas Telekomunikasyon A.S................................   3,312    6,565

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES      VALUE>>
                                                                 --------- --------------
TURKEY -- (Continued)
    Nuh Cimento Sanayi A.S......................................    29,066 $       53,052
#*  Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.......    20,126         12,675
*   Pegasus Hava Tasimaciligi A.S...............................    22,519        132,359
#   Petkim Petrokimya Holding A.S...............................   375,467        339,420
#   Pinar SUT Mamulleri Sanayii A.S.............................     8,133         14,947
#   Polisan Holding A.S.........................................     9,430         13,139
#   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S..........    74,676         48,895
*   Sasa Polyester Sanayi A.S...................................    22,580         44,723
#*  Sekerbank TAS...............................................   245,472         62,061
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S....................    63,489         49,053
    Soda Sanayii A.S............................................   157,535        204,779
#   Tat Gida Sanayi A.S.........................................    36,308         30,452
    TAV Havalimanlari Holding A.S...............................    88,882        524,752
    Tekfen Holding A.S..........................................    87,658        347,178
    Tofas Turk Otomobil Fabrikasi A.S...........................    49,304        230,435
    Trakya Cam Sanayii A.S......................................   270,547        242,019
*   Tumosan Motor ve Traktor Sanayi A.S.........................     1,411          1,593
    Tupras Turkiye Petrol Rafinerileri A.S......................    46,549      1,019,955
#   Turcas Petrol A.S...........................................    85,228         30,621
#*  Turk Telekomunikasyon A.S...................................   149,160        145,734
    Turk Traktor ve Ziraat Makineleri A.S.......................    14,113        147,217
    Turkcell Iletisim Hizmetleri A.S............................   369,925        972,119
#   Turkcell Iletisim Hizmetleri A.S., ADR......................    24,748        160,614
    Turkiye Garanti Bankasi A.S.................................   498,764        719,614
#   Turkiye Halk Bankasi A.S....................................   305,170        431,042
    Turkiye Is Bankasi, Class C.................................   528,302        546,395
    Turkiye Sinai Kalkinma Bankasi A.S.......................... 1,069,913        187,169
    Turkiye Sise ve Cam Fabrikalari A.S.........................   323,129        328,431
    Turkiye Vakiflar Bankasi TAO................................   174,105        145,910
*   Ulker Biskuvi Sanayi A.S....................................    51,658        183,369
*   Vestel Elektronik Sanayi ve Ticaret A.S.....................    35,064         66,073
#*  Yapi ve Kredi Bankasi A.S...................................   372,970        160,770
*   Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.................    70,507         62,667
*   Zorlu Enerji Elektrik Uretim A.S............................   192,146         59,884
                                                                           --------------
TOTAL TURKEY....................................................               15,313,313
                                                                           --------------
TOTAL COMMON STOCKS.............................................            1,431,173,445
                                                                           --------------
PREFERRED STOCKS -- (1.9%)

BRAZIL -- (1.8%)
    AES Tiete Energia SA........................................       486            258
    Banco ABC Brasil S.A........................................    50,314        208,050
    Banco Bradesco SA...........................................   560,664      4,560,539
    Banco do Estado do Rio Grande do Sul SA, Class B............   126,273        529,208
    Banco Pan SA................................................   111,232         50,677
*   Banco Pine SA...............................................     6,310          4,623
*   Centrais Eletricas Brasileiras SA, Class B..................    88,200        453,067
    Centrais Eletricas Santa Catarina...........................     7,850         61,699
    Cia Brasileira de Distribuicao..............................    62,614      1,387,140
    Cia de Gas de Sao Paulo, Class A............................    16,353        259,937
    Cia de Saneamento do Parana.................................   179,495        396,933
    Cia de Transmissao de Energia Eletrica Paulista.............    27,035        441,832
    Cia Energetica de Minas Gerais..............................   467,203      1,024,453
    Cia Energetica de Sao Paulo, Class B........................   101,700        471,744
    Cia Energetica do Ceara, Class A............................     7,082         93,400
    Cia Ferro Ligas da Bahia - FERBASA..........................    28,500        142,678
    Cia Paranaense de Energia...................................    56,426        308,191
    Eucatex SA Industria e Comercio.............................     6,800          5,761
    Gerdau SA...................................................    86,000        382,192

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
BRAZIL -- (Continued)
    Grazziotin SA........................................   3,000 $    16,601
    Itau Unibanco Holding SA............................. 911,067  10,923,192
    Lojas Americanas SA..................................  71,935     347,668
    Marcopolo SA......................................... 354,788     359,202
    Petroleo Brasileiro SA............................... 502,351   2,639,374
    Randon SA Implementos e Participacoes................ 128,126     234,521
    Telefonica Brasil SA.................................  56,369     616,660
    Unipar Carbocloro SA.................................  33,300     389,755
    Usinas Siderurgicas de Minas Gerais SA, Class A...... 237,160     560,469
                                                                  -----------
TOTAL BRAZIL.............................................          26,869,824
                                                                  -----------
CHILE -- (0.0%)
    Coca-Cola Embonor SA, Class B........................  76,479     193,673
    Embotelladora Andina SA, Class B.....................  45,267     185,257
                                                                  -----------
TOTAL CHILE..............................................             378,930
                                                                  -----------
COLOMBIA -- (0.1%)
    Avianca Holdings SA.................................. 273,416     227,019
    Banco Davivienda SA..................................  43,106     532,394
    Bancolombia SA.......................................  16,100     184,923
    Grupo Argos SA.......................................  11,723      70,569
    Grupo Aval Acciones y Valores SA..................... 537,790     213,032
    Grupo de Inversiones Suramericana SA.................  25,457     306,312
                                                                  -----------
TOTAL COLOMBIA...........................................           1,534,249
                                                                  -----------
MALAYSIA -- (0.0%)
    SP Setia Bhd Group...................................  65,290      13,653
                                                                  -----------
SOUTH KOREA -- (0.0%)
*   Mirae Asset Daewoo Co., Ltd..........................   4,846      17,735
                                                                  -----------
TOTAL PREFERRED STOCKS...................................          28,814,391
                                                                  -----------
RIGHTS/WARRANTS -- (0.0%)

MALAYSIA -- (0.0%)
*   Salcon Bhd Warrants 07/09/25......................... 127,247       3,287
                                                                  -----------
POLAND -- (0.0%)
*   Hawe SA Rights 09/30/15..............................  30,550           0
                                                                  -----------
SOUTH KOREA -- (0.0%)
*   Jcontentree Corp. Rights 09/07/18....................   6,166       2,646
*   Kyungchang Industrial Co., Ltd. Rights 08/31/18......   2,311       1,033
                                                                  -----------
TOTAL SOUTH KOREA........................................               3,679
                                                                  -----------
TAIWAN -- (0.0%)
*   Acer, Inc. Rights 07/06/18...........................   1,324          30
*   Cayman Engley Industrial Co., Ltd. Rights 7/25/18....     785         359
*   Hiwin Technologies Corp. Rights 08/31/18.............   2,351       3,763
*   Taiwan Chinsan Eletronic Industrial Co., Ltd. Rights
      08/03/18...........................................   1,664          92
                                                                  -----------
TOTAL TAIWAN.............................................               4,244
                                                                  -----------
THAILAND -- (0.0%)
*   Country Group Development PCL Warrants 06/26/21...... 192,920       1,218
*   Dynasty Ceramic PCL Warrants 05/07/21................ 477,400       9,758
*   Samart Corp. Warrants 05/17/21.......................  92,267         887

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES      VALUE>>
                                                      --------- --------------
THAILAND -- (Continued)
*     TTCL PCL Warrants 06/28/21.....................     6,922 $          212
*     TTCL Public Co., Ltd. Warrants 05/10/19........     5,066              0
                                                                --------------
TOTAL THAILAND.......................................                   12,075
                                                                --------------
TOTAL RIGHTS/WARRANTS................................                   23,285
                                                                --------------
TOTAL INVESTMENT SECURITIES..........................            1,460,011,121
                                                                --------------

                                                                   VALUE+
                                                                --------------
SECURITIES LENDING COLLATERAL -- (3.5%)
@(S)  DFA Short Term Investment Fund................. 4,571,357     52,895,168
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,234,796,082)^^............................           $1,512,906,289
                                                                ==============

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                            --------------------------------------------------
                              LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                            ------------ -------------- ------- --------------
Common Stocks
   Brazil.................. $ 85,332,609             --   --    $   85,332,609
   Chile...................   21,949,234             --   --        21,949,234
   China...................   48,559,226 $  197,032,400   --       245,591,626
   Colombia................    7,964,916             --   --         7,964,916
   Czech Republic..........           --      3,081,158   --         3,081,158
   Egypt...................       14,019        978,847   --           992,866
   Greece..................           --      3,354,111   --         3,354,111
   Hong Kong...............           --         13,775   --            13,775
   Hungary.................           --      5,637,333   --         5,637,333
   India...................    3,128,295    169,168,993   --       172,297,288
   Indonesia...............    2,219,196     37,489,283   --        39,708,479
   Malaysia................           --     40,920,103   --        40,920,103
   Mexico..................   58,484,705            362   --        58,485,067
   Peru....................    3,778,016            278   --         3,778,294
   Philippines.............      283,373     16,587,760   --        16,871,133
   Poland..................           --     25,733,769   --        25,733,769
   Russia..................    8,712,807     12,212,066   --        20,924,873
   South Africa............   11,276,512     97,214,036   --       108,490,548
   South Korea.............    7,828,280    238,272,081   --       246,100,361
   Taiwan..................   28,600,605    229,004,494   --       257,605,099
   Thailand................   50,983,429         44,061   --        51,027,490
   Turkey..................      160,614     15,152,699   --        15,313,313
Preferred Stocks
   Brazil..................   26,869,824             --   --        26,869,824
   Chile...................      378,930             --   --           378,930
   Colombia................    1,534,249             --   --         1,534,249
   Malaysia................           --         13,653   --            13,653
   South Korea.............           --         17,735   --            17,735
Rights/Warrants
   Malaysia................           --          3,287   --             3,287
   South Korea.............           --          3,679   --             3,679
   Taiwan..................           --          4,244   --             4,244
   Thailand................           --         12,075   --            12,075
Securities Lending
  Collateral...............           --     52,895,168   --        52,895,168
                            ------------ --------------   --    --------------
TOTAL...................... $368,058,839 $1,144,847,450   --    $1,512,906,289
                            ============ ==============   ==    ==============

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2018
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of
  The DFA Investment Trust Company.............................. $5,243,697,653
                                                                 --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^.......... $5,243,697,653
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       TAX-MANAGED U.S. EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2018
                                  (UNAUDITED)

                                                          SHARES    VALUE+
                                                          ------ ------------
COMMON STOCKS -- (96.5%)

CONSUMER DISCRETIONARY -- (13.1%)
*   1-800-Flowers.com, Inc., Class A.....................  3,914 $     56,753
    Aaron's, Inc......................................... 10,569      457,743
#   Abercrombie & Fitch Co., Class A.....................  8,850      209,657
    Acushnet Holdings Corp...............................  2,786       67,338
#   Adient P.L.C......................................... 11,140      530,598
#*  Adtalem Global Education, Inc........................  8,180      446,219
    Advance Auto Parts, Inc..............................  9,863    1,392,951
    Altice USA, Inc., Class A............................  9,572      163,968
*   Amazon.com, Inc...................................... 56,316  100,098,311
#   AMC Entertainment Holdings, Inc., Class A............  6,137      100,033
#*  AMC Networks, Inc., Class A..........................  7,581      457,058
#*  American Axle & Manufacturing Holdings, Inc.......... 13,471      225,235
    American Eagle Outfitters, Inc....................... 21,200      533,816
*   American Outdoor Brands Corp.........................  5,464       51,744
*   American Public Education, Inc.......................  2,200       97,020
*   America's Car-Mart, Inc..............................  1,100       70,400
    Aptiv P.L.C.......................................... 35,433    3,474,914
    Aramark.............................................. 28,535    1,147,392
*   Asbury Automotive Group, Inc.........................  2,900      203,870
#*  At Home Group, Inc...................................  2,199       79,758
#   Autoliv, Inc......................................... 10,946    1,121,527
#*  AutoNation, Inc......................................  8,573      416,048
*   AutoZone, Inc........................................  3,604    2,542,730
*   AV Homes, Inc........................................  1,000       21,550
*   Barnes & Noble Education, Inc........................  4,113       23,115
#   Barnes & Noble, Inc..................................  6,422       39,174
    Bassett Furniture Industries, Inc....................    306        7,650
    Beasley Broadcast Group, Inc., Class A...............    325        2,096
*   Beazer Homes USA, Inc................................    779        9,979
#   Bed Bath & Beyond, Inc............................... 19,404      363,437
#*  Belmond, Ltd., Class A............................... 12,057      135,641
    Best Buy Co., Inc.................................... 38,220    2,867,647
#   Big 5 Sporting Goods Corp............................  2,146       13,842
    Big Lots, Inc........................................  5,898      256,150
*   Biglari Holdings, Inc., Class B......................      7        1,326
    BJ's Restaurants, Inc................................  3,098      195,949
    Bloomin' Brands, Inc................................. 16,722      323,403
*   Bojangles', Inc......................................  2,682       35,268
*   Booking Holdings, Inc................................  6,461   13,107,560
    BorgWarner, Inc...................................... 26,183    1,204,942
    Boyd Gaming Corp.....................................  5,900      220,365
*   Bridgepoint Education, Inc...........................  1,683       22,064
*   Bright Horizons Family Solutions, Inc................  8,347      893,046
    Brinker International, Inc...........................  6,676      314,907
    Brunswick Corp....................................... 12,048      774,686
    Buckle, Inc. (The)...................................  3,112       74,844
*   Build-A-Bear Workshop, Inc...........................  2,400       19,440
*   Burlington Stores, Inc...............................  9,700    1,482,257
#   Cable One, Inc.......................................    700      506,702
#*  Caesars Entertainment Corp........................... 53,109      600,132
#   Caleres, Inc.........................................  5,187      173,713
    Callaway Golf Co..................................... 13,384      257,508
*   Cambium Learning Group, Inc.......................... 11,314      134,184
#   Camping World Holdings, Inc., Class A................  4,057       89,944

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
    Capella Education Co.................................   1,400 $   145,600
*   Career Education Corp................................   6,800     125,120
#*  CarMax, Inc..........................................  24,738   1,847,434
    Carnival Corp........................................  53,194   3,151,213
    Carriage Services, Inc...............................   2,167      54,153
*   Carrols Restaurant Group, Inc........................   4,867      70,572
    Carter's, Inc........................................   6,764     709,070
    Cato Corp. (The), Class A............................   2,761      68,749
*   Cavco Industries, Inc................................   1,157     245,805
#   CBS Corp., Class A...................................   5,128     279,476
    CBS Corp., Class B...................................  43,358   2,283,666
#*  Central European Media Enterprises, Ltd., Class A....     524       2,031
*   Century Communities, Inc.............................   1,616      49,288
*   Charter Communications, Inc., Class A................  27,635   8,417,068
#   Cheesecake Factory, Inc. (The).......................   6,350     355,791
    Chico's FAS, Inc.....................................  18,000     156,600
#   Children's Place, Inc. (The).........................   2,340     287,586
#*  Chipotle Mexican Grill, Inc..........................   3,774   1,636,633
#   Choice Hotels International, Inc.....................   5,483     425,481
#   Churchill Downs, Inc.................................   1,897     542,447
*   Chuy's Holdings, Inc.................................   2,100      66,465
#   Cinemark Holdings, Inc...............................  13,622     489,302
    Citi Trends, Inc.....................................   1,200      34,092
    Clear Channel Outdoor Holdings, Inc., Class A........   3,850      17,133
#   Collectors Universe, Inc.............................     600       8,100
    Columbia Sportswear Co...............................   4,654     404,805
    Comcast Corp., Class A............................... 619,072  22,150,396
#*  Conn's, Inc..........................................   2,882      97,700
#   Cooper Tire & Rubber Co..............................   9,301     265,544
*   Cooper-Standard Holdings, Inc........................   2,453     330,664
    Core-Mark Holding Co., Inc...........................   6,545     158,258
#   Cracker Barrel Old Country Store, Inc................   2,416     353,932
*   Crocs, Inc...........................................   9,700     175,667
    CSS Industries, Inc..................................   1,250      19,938
    Culp, Inc............................................   1,492      37,002
    Dana, Inc............................................  18,876     403,003
    Darden Restaurants, Inc..............................  15,362   1,642,812
*   Dave & Buster's Entertainment, Inc...................   4,945     243,047
*   Deckers Outdoor Corp.................................   4,300     485,169
*   Del Frisco's Restaurant Group, Inc...................   1,881      16,083
    Delphi Technologies P.L.C............................  11,811     533,503
*   Denny's Corp.........................................  13,180     191,769
#*  Destination XL Group, Inc............................   4,200       8,505
#   Dick's Sporting Goods, Inc...........................  12,139     414,425
#   Dillard's, Inc., Class A.............................   3,453     277,172
#   Dine Brands Global, Inc..............................   2,200     156,266
*   Discovery, Inc., Class C.............................  34,685     851,517
#*  Discovery, Inc., Class A.............................  23,481     624,125
*   DISH Network Corp., Class A..........................  28,758     907,602
    Dollar General Corp..................................  36,786   3,610,546
*   Dollar Tree, Inc.....................................  29,596   2,701,523
    Domino's Pizza, Inc..................................   6,346   1,666,840
#*  Dorman Products, Inc.................................   4,878     364,289
    DR Horton, Inc.......................................  43,632   1,906,718
#   DSW, Inc., Class A...................................   9,116     250,143
#   Dunkin' Brands Group, Inc............................  11,985     834,516
#*  Eldorado Resorts, Inc................................   6,704     287,266
#   Entercom Communications Corp., Class A...............  31,010     234,126
    Entravision Communications Corp., Class A............   7,308      35,444

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
    Ethan Allen Interiors, Inc...........................   2,900 $    65,250
#   EW Scripps Co. (The), Class A........................   5,927      77,644
#   Expedia Group, Inc...................................  16,124   2,158,036
*   Express, Inc.........................................   8,200      78,966
    Extended Stay America, Inc...........................  24,500     521,605
*   Famous Dave's of America, Inc........................   1,332       8,525
#*  Fiesta Restaurant Group, Inc.........................   2,996      87,034
*   Five Below, Inc......................................   7,221     701,592
    Flexsteel Industries, Inc............................     300      10,749
#*  Floor & Decor Holdings, Inc., Class A................   4,350     207,713
    Foot Locker, Inc.....................................  16,311     796,140
    Ford Motor Co........................................ 496,128   4,981,125
#*  Fossil Group, Inc....................................   2,900      75,980
*   Fox Factory Holding Corp.............................   6,502     323,149
#   Fred's, Inc., Class A................................   3,670       8,001
*   FTD Cos., Inc........................................   3,370      12,166
#   GameStop Corp., Class A..............................  12,940     186,465
    Gaming Partners International Corp...................     800       6,584
#   Gannett Co., Inc.....................................  11,949     126,301
    Gap, Inc. (The)......................................  31,880     961,820
#   Garmin, Ltd..........................................  12,906     805,980
*   GCI Liberty, Inc., Class A...........................  12,572     604,839
    General Motors Co.................................... 175,465   6,651,878
#*  Genesco, Inc.........................................   2,400      97,680
    Gentex Corp..........................................  39,490     916,168
#*  Gentherm, Inc........................................   4,803     217,576
    Genuine Parts Co.....................................  18,417   1,792,158
*   G-III Apparel Group, Ltd.............................   8,675     396,447
    Goodyear Tire & Rubber Co. (The).....................  31,675     766,852
#*  GoPro, Inc., Class A.................................   8,418      49,161
    Graham Holdings Co., Class B.........................     608     339,872
#*  Grand Canyon Education, Inc..........................   6,336     738,334
#*  Gray Television, Inc.................................   8,032     124,094
    Group 1 Automotive, Inc..............................   2,780     194,572
#*  Groupon, Inc.........................................  67,510     315,947
    Guess?, Inc..........................................   9,826     222,657
#   H&R Block, Inc.......................................  31,265     786,627
    Hamilton Beach Brands Holding Co., Class A...........     574      14,580
#   Hanesbrands, Inc.....................................  51,734   1,151,599
#   Harley-Davidson, Inc.................................  24,000   1,029,360
*   Harte-Hanks, Inc.....................................     336       3,400
#   Hasbro, Inc..........................................  13,323   1,327,104
#   Haverty Furniture Cos., Inc..........................   1,700      33,660
#*  Helen of Troy, Ltd...................................   3,400     389,470
#*  Hibbett Sports, Inc..................................   2,888      66,280
*   Hilton Grand Vacations, Inc..........................  10,299     356,242
    Hilton Worldwide Holdings, Inc.......................  36,179   2,845,840
    Home Depot, Inc. (The)............................... 157,438  31,097,154
    Hooker Furniture Corp................................   1,300      58,565
#*  Horizon Global Corp..................................   3,471      24,123
*   Houghton Mifflin Harcourt Co.........................   3,402      21,603
    Hyatt Hotels Corp., Class A..........................   6,193     484,478
    ILG, Inc.............................................  17,797     610,971
#*  IMAX Corp............................................   5,716     126,324
#*  Installed Building Products, Inc.....................   3,123     170,516
#   International Game Technology P.L.C..................   7,805     197,310
    International Speedway Corp., Class A................   2,719     117,733
    Interpublic Group of Cos., Inc. (The)................  54,513   1,229,268
#*  iRobot Corp..........................................   3,667     290,610

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
*   J Alexander's Holdings, Inc..........................   1,458 $    15,601
    Jack in the Box, Inc.................................   4,400     370,656
#*  JAKKS Pacific, Inc...................................   2,151       4,947
#*  JC Penney Co., Inc...................................  34,278      83,981
    John Wiley & Sons, Inc., Class A.....................   5,420     342,273
    Johnson Outdoors, Inc., Class A......................   1,187      96,230
*   K12, Inc.............................................   3,115      50,961
    KB Home..............................................   8,900     211,375
*   Kirkland's, Inc......................................   1,502      17,093
    Kohl's Corp..........................................  23,760   1,755,151
#*  Kona Grill, Inc......................................   1,120       2,604
    L Brands, Inc........................................  29,943     948,295
#*  Lakeland Industries, Inc.............................   1,000      13,500
#*  Lands' End, Inc......................................   1,303      31,598
    Las Vegas Sands Corp.................................  55,232   3,971,181
*   Laureate Education, Inc., Class A....................   3,343      49,510
    La-Z-Boy, Inc........................................   6,000     183,000
#   LCI Industries.......................................   3,891     357,777
    Lear Corp............................................   9,400   1,693,222
#   Leggett & Platt, Inc.................................  18,177     791,972
    Lennar Corp., Class A................................  39,420   2,060,483
    Lennar Corp., Class B................................   1,957      84,542
    Libbey, Inc..........................................   2,200      21,076
*   Liberty Broadband Corp., Class C.....................  14,388   1,143,414
#*  Liberty Broadband Corp., Class A.....................   3,494     277,214
*   Liberty Expedia Holdings, Inc., Class A..............   5,824     280,542
*   Liberty Latin America, Ltd., Class C.................   3,594      69,580
#*  Liberty Media Corp.-Liberty Braves, Class C..........   2,265      58,369
#*  Liberty Media Corp.-Liberty Braves, Class A..........   1,077      27,679
*   Liberty Media Corp.-Liberty Braves, Class B..........      20         549
#*  Liberty Media Corp.-Liberty Formula One, Class C.....   5,664     199,656
#*  Liberty Media Corp.-Liberty Formula One, Class A.....   2,694      90,276
*   Liberty Media Corp.-Liberty SiriusXM, Class C........  22,658   1,070,137
*   Liberty Media Corp.-Liberty SiriusXM, Class A........  10,779     508,122
*   Liberty Media Corp.-Liberty SiriusXM, Class B........     200       9,568
*   Liberty TripAdvisor Holdings, Inc., Class A..........  10,445     173,909
    Lifetime Brands, Inc.................................     300       3,645
#   Lions Gate Entertainment Corp., Class A..............   9,697     231,273
    Lions Gate Entertainment Corp., Class B..............  13,882     317,481
#   Lithia Motors, Inc., Class A.........................   2,987     265,992
#*  Live Nation Entertainment, Inc.......................  19,237     947,999
*   LKQ Corp.............................................  37,147   1,245,167
    Lowe's Cos., Inc..................................... 108,839  10,812,066
*   Luby's, Inc..........................................   1,849       4,530
*   Lululemon Athletica, Inc.............................  12,630   1,514,968
#*  Lumber Liquidators Holdings, Inc.....................   2,649      51,232
*   M/I Homes, Inc.......................................   2,750      71,115
    Macy's, Inc..........................................  38,835   1,542,915
*   Madison Square Garden Co. (The), Class A.............   2,400     749,232
*   Malibu Boats, Inc., Class A..........................   3,500     131,565
    Marcus Corp. (The)...................................   2,400      92,520
    Marine Products Corp.................................   1,049      19,490
#*  MarineMax, Inc.......................................   4,119      77,231
    Marriott International, Inc., Class A................  42,400   5,420,416
#   Marriott Vacations Worldwide Corp....................   3,557     423,674
#   Mattel, Inc..........................................  40,965     650,115
*   MCBC Holdings, Inc...................................   3,540      88,358
#*  McClatchy Co. (The), Class A.........................     430       4,193
    McDonald's Corp...................................... 106,816  16,827,793

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CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
#   MDC Holdings, Inc....................................   5,040 $   146,362
#   Meredith Corp........................................   4,576     243,214
*   Meritage Homes Corp..................................   3,700     159,655
    MGM Resorts International............................  54,564   1,711,673
*   Michael Kors Holdings, Ltd...........................  22,453   1,498,289
#*  Michaels Cos., Inc. (The)............................  16,421     335,153
*   Modine Manufacturing Co..............................   8,649     150,925
*   Mohawk Industries, Inc...............................   7,918   1,491,434
*   Monarch Casino & Resort, Inc.........................   1,845      87,951
#   Monro, Inc...........................................   3,878     261,571
#*  Motorcar Parts of America, Inc.......................   2,528      54,605
    Movado Group, Inc....................................   2,362     117,628
*   MSG Networks, Inc., Class A..........................  12,005     282,718
#*  Murphy USA, Inc......................................   4,848     384,156
    Nathan's Famous, Inc.................................     509      50,009
    National CineMedia, Inc..............................   6,419      53,021
*   Nautilus, Inc........................................   4,149      59,123
*   Netflix, Inc.........................................  58,830  19,852,183
    New Media Investment Group, Inc......................   2,661      47,871
*   New York & Co., Inc..................................   5,059      24,789
#   New York Times Co. (The), Class A....................  18,633     462,098
#   Newell Brands, Inc...................................  59,873   1,568,074
    News Corp., Class A..................................  47,212     711,485
    News Corp., Class B..................................  16,856     257,897
#   Nexstar Media Group, Inc., Class A...................   5,522     411,113
    NIKE, Inc., Class B.................................. 171,662  13,202,524
#   Nordstrom, Inc.......................................  17,457     914,921
*   Norwegian Cruise Line Holdings, Ltd..................  24,978   1,249,649
#   Nutrisystem, Inc.....................................   4,889     195,560
*   NVR, Inc.............................................     500   1,379,715
#   Office Depot, Inc....................................  52,875     132,716
*   Ollie's Bargain Outlet Holdings, Inc.................   7,467     518,956
#   Omnicom Group, Inc...................................  30,860   2,124,094
*   O'Reilly Automotive, Inc.............................  11,628   3,558,168
#*  Overstock.com, Inc...................................   1,830      65,240
    Oxford Industries, Inc...............................   2,882     265,490
#   Papa John's International, Inc.......................   3,800     159,448
#*  Penn National Gaming, Inc............................  10,066     322,615
    Penske Automotive Group, Inc.........................   4,700     245,340
*   Perry Ellis International, Inc.......................     969      27,171
#   PetMed Express, Inc..................................   2,200      81,686
    Pier 1 Imports, Inc..................................  10,500      22,680
*   Planet Fitness, Inc., Class A........................  13,874     659,292
#   Polaris Industries, Inc..............................   8,338     878,992
    Pool Corp............................................   5,100     781,575
    PulteGroup, Inc......................................  36,663   1,044,529
    PVH Corp.............................................   9,783   1,501,886
*   Qurate Retail, Inc...................................  62,653   1,333,882
    Ralph Lauren Corp....................................   6,732     908,685
    RCI Hospitality Holdings, Inc........................   1,000      32,430
#*  Red Lion Hotels Corp.................................   2,034      25,425
#*  Red Robin Gourmet Burgers, Inc.......................   3,072     145,306
    Red Rock Resorts, Inc., Class A......................   8,652     305,762
*   Regis Corp...........................................   4,556      79,548
    Rent-A-Center, Inc...................................   6,145      91,192
#*  RH...................................................   4,568     620,608
    Rocky Brands, Inc....................................     231       5,971
    Ross Stores, Inc.....................................  51,561   4,507,978
    Royal Caribbean Cruises, Ltd.........................  23,200   2,616,032

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
                                                          SHARES    VALUE+
                                                          ------- ----------
CONSUMER DISCRETIONARY -- (Continued)
    Ruth's Hospitality Group, Inc........................   4,284 $  124,022
#   Saga Communications, Inc., Class A...................     575     21,764
    Salem Media Group, Inc...............................     400      1,980
#*  Sally Beauty Holdings, Inc...........................  17,735    292,450
    Scholastic Corp......................................   2,600    108,576
#*  Scientific Games Corp., Class A......................   7,083    340,338
#*  SeaWorld Entertainment, Inc..........................   7,469    159,090
#*  Sequential Brands Group, Inc.........................     194        421
    Service Corp. International..........................  22,783    896,511
*   ServiceMaster Global Holdings, Inc...................  18,614  1,060,812
*   Shake Shack, Inc., Class A...........................   1,600     99,728
*   Shiloh Industries, Inc...............................   1,564     12,903
#   Shoe Carnival, Inc...................................     771     24,186
#*  Shutterfly, Inc......................................   3,662    301,236
#   Signet Jewelers, Ltd.................................   8,700    502,338
    Sinclair Broadcast Group, Inc., Class A..............  10,008    258,206
#   Sirius XM Holdings, Inc.............................. 245,576  1,723,944
    Six Flags Entertainment Corp.........................   8,978    583,121
*   Skechers U.S.A., Inc., Class A.......................  15,711    435,509
#   skyline Champion Corp................................     800     20,544
*   Sleep Number Corp....................................   5,594    159,373
#   Sonic Automotive, Inc., Class A......................   4,001     81,420
#   Sonic Corp...........................................   6,463    227,174
*   Sotheby's............................................   7,207    382,764
    Speedway Motorsports, Inc............................   2,352     41,513
#   Stage Stores, Inc....................................   3,250      6,923
#   Standard Motor Products, Inc.........................   3,866    188,429
    Starbucks Corp....................................... 185,428  9,714,573
    Steven Madden, Ltd...................................   6,892    372,513
*   Stoneridge, Inc......................................   3,400    115,600
    Strategic Education, Inc.............................   2,465    290,476
#   Sturm Ruger & Co., Inc...............................   1,900    102,980
    Superior Group of Cos, Inc...........................     324      6,791
#   Superior Industries International, Inc...............   2,200     40,370
#   Tailored Brands, Inc.................................   6,906    139,225
*   Tandy Leather Factory, Inc...........................     663      5,171
    Tapestry, Inc........................................  34,017  1,602,881
    Target Corp..........................................  70,314  5,672,934
*   Taylor Morrison Home Corp., Class A..................  12,000    234,360
#   TEGNA, Inc...........................................  23,899    263,606
#*  Tempur Sealy International, Inc......................   7,223    352,988
    Tenneco, Inc.........................................   6,595    304,030
#*  Tesla, Inc...........................................  17,046  5,082,094
#   Texas Roadhouse, Inc.................................   7,857    493,734
    Thor Industries, Inc.................................   6,891    653,611
    Tiffany & Co.........................................  14,675  2,018,693
    Tile Shop Holdings, Inc..............................   1,665     13,820
    TJX Cos., Inc. (The).................................  85,129  8,279,647
    Toll Brothers, Inc...................................  20,185    711,723
*   TopBuild Corp........................................   5,949    441,892
    Tower International, Inc.............................   2,300     74,290
    Tractor Supply Co....................................  15,888  1,239,900
#*  TRI Pointe Group, Inc................................  13,391    189,750
#*  TripAdvisor, Inc.....................................  13,717    795,449
#*  Tuesday Morning Corp.................................   3,200      9,280
    Tupperware Brands Corp...............................   6,100    223,931
    Twenty-First Century Fox, Inc., Class A.............. 137,768  6,199,560
    Twenty-First Century Fox, Inc., Class B..............  54,449  2,418,625
#*  Ulta Salon Cosmetics & Fragrance, Inc................   7,381  1,803,843

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
                                                          SHARES     VALUE+
                                                          ------- ------------
CONSUMER DISCRETIONARY -- (Continued)
#*  Under Armour, Inc., Class A..........................  22,925 $    457,812
#*  Under Armour, Inc., Class C..........................  24,564      460,329
*   Unifi, Inc...........................................   1,766       53,280
#*  Universal Electronics, Inc...........................   1,700       59,415
*   Universal Technical Institute, Inc...................   2,300        7,475
*   Urban Outfitters, Inc................................  12,450      552,780
    Vail Resorts, Inc....................................   5,101    1,412,314
#*  Veoneer, Inc.........................................  10,946      572,476
*   Vera Bradley, Inc....................................   2,206       29,318
    VF Corp..............................................  42,201    3,885,446
#   Viacom, Inc., Class A................................   1,192       41,005
    Viacom, Inc., Class B................................  42,474    1,233,870
*   Vista Outdoor, Inc...................................   7,300      118,552
#*  Visteon Corp.........................................   4,607      539,388
#*  Vitamin Shoppe, Inc..................................   2,565       21,418
    Walt Disney Co. (The)................................ 203,856   23,149,887
#*  Wayfair, Inc., Class A...............................   6,210      675,772
*   Weight Watchers International, Inc...................   3,200      286,496
#   Wendy's Co. (The)....................................  26,524      442,420
#   Whirlpool Corp.......................................   9,105    1,193,665
#*  William Lyon Homes, Class A..........................   4,412       96,314
#   Williams-Sonoma, Inc.................................  10,060      588,409
    Wingstop, Inc........................................   2,648      130,679
    Winmark Corp.........................................     300       44,160
#   Winnebago Industries, Inc............................   5,624      224,398
    Wolverine World Wide, Inc............................  10,800      382,104
#   World Wrestling Entertainment, Inc., Class A.........   5,200      411,372
    Wyndham Destinations, Inc............................  13,602      627,324
    Wyndham Hotels & Resorts, Inc........................  13,602      788,916
    Wynn Resorts, Ltd....................................  11,642    1,941,653
    Yum! Brands, Inc.....................................  43,884    3,479,562
*   ZAGG, Inc............................................     171        2,548
#*  Zumiez, Inc..........................................   2,400       54,360
                                                                  ------------
TOTAL CONSUMER DISCRETIONARY.............................          501,164,279
                                                                  ------------
CONSUMER STAPLES -- (6.3%)
    Alico, Inc...........................................     496       15,872
#*  Alliance One International, Inc......................     876       14,366
    Altria Group, Inc.................................... 252,995   14,845,747
    Andersons, Inc. (The)................................   3,670      129,368
    Archer-Daniels-Midland Co............................  76,490    3,691,407
*   Avon Products, Inc...................................  63,824      101,480
#   B&G Foods, Inc.......................................   8,042      252,519
#*  Boston Beer Co., Inc. (The), Class A.................   1,385      380,806
    Brown-Forman Corp., Class A..........................  15,102      804,484
#   Brown-Forman Corp., Class B..........................  37,260    1,982,977
    Bunge, Ltd...........................................  19,135    1,322,803
#   Calavo Growers, Inc..................................   2,564      237,170
*   Cal-Maine Foods, Inc.................................   4,200      189,000
#   Campbell Soup Co.....................................  25,236    1,032,152
#   Casey's General Stores, Inc..........................   5,202      568,995
#*  Central Garden & Pet Co..............................   1,175       50,725
*   Central Garden & Pet Co., Class A....................   5,929      237,871
#*  Chefs' Warehouse, Inc. (The).........................   4,080      109,956
#   Church & Dwight Co., Inc.............................  32,298    1,805,458
#   Clorox Co. (The).....................................  15,820    2,138,389
#   Coca-Cola Bottling Co. Consolidated..................     781      113,339
    Coca-Cola Co. (The).................................. 548,215   25,563,265
    Colgate-Palmolive Co................................. 109,186    7,316,554

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
                                                          SHARES    VALUE+
                                                          ------- -----------
CONSUMER STAPLES -- (Continued)
    Conagra Brands, Inc..................................  51,808 $ 1,901,872
    Constellation Brands, Inc., Class A..................  22,254   4,678,458
    Costco Wholesale Corp................................  58,796  12,859,273
#   Coty, Inc., Class A..................................  95,261   1,277,450
*   Darling Ingredients, Inc.............................  29,952     601,736
#   Dean Foods Co........................................  13,684     134,377
#*  Edgewell Personal Care Co............................   7,514     404,704
    Energizer Holdings, Inc..............................   8,544     544,082
    Estee Lauder Cos., Inc. (The), Class A...............  29,199   3,940,113
#*  Farmer Brothers Co...................................   1,300      37,505
#   Flowers Foods, Inc...................................  24,021     490,028
    Fresh Del Monte Produce, Inc.........................   5,548     201,392
#   General Mills, Inc...................................  76,102   3,505,258
#*  Hain Celestial Group, Inc. (The).....................  12,400     352,656
#*  Herbalife Nutrition, Ltd.............................  17,200     888,036
    Hershey Co. (The)....................................  17,763   1,744,504
#   Hormel Foods Corp....................................  36,154   1,300,459
#*  Hostess Brands, Inc..................................  12,730     178,347
#   Ingles Markets, Inc., Class A........................   1,110      33,023
    Ingredion, Inc.......................................   9,295     941,583
#   Inter Parfums, Inc...................................   3,030     182,406
    J&J Snack Foods Corp.................................   1,991     288,615
#   JM Smucker Co. (The).................................  14,434   1,603,906
    John B. Sanfilippo & Son, Inc........................   1,301     100,008
#   Kellogg Co...........................................  32,355   2,298,176
    Keurig Dr Pepper, Inc................................  23,478     563,707
    Kimberly-Clark Corp..................................  45,042   5,128,482
#   Kraft Heinz Co. (The)................................  77,594   4,675,038
    Kroger Co. (The)..................................... 112,865   3,273,085
    Lamb Weston Holdings, Inc............................  20,571   1,445,524
    Lancaster Colony Corp................................   3,396     492,522
*   Landec Corp..........................................   3,992      55,888
*   Lifeway Foods, Inc...................................     315       1,172
#   McCormick & Co., Inc.................................     607      71,189
#   McCormick & Co., Inc. Non-Voting.....................  14,407   1,693,399
    Medifast, Inc........................................   2,100     360,528
#   MGP Ingredients, Inc.................................   1,414     116,047
    Molson Coors Brewing Co., Class B....................  21,676   1,452,292
    Mondelez International, Inc., Class A................ 197,993   8,588,936
*   Monster Beverage Corp................................  52,226   3,134,605
#*  National Beverage Corp...............................   1,844     194,560
*   Natural Alternatives International, Inc..............   1,000      10,150
    Nu Skin Enterprises, Inc., Class A...................   7,059     514,248
    Oil-Dri Corp. of America.............................     641      27,153
    PepsiCo, Inc......................................... 189,518  21,794,570
*   Performance Food Group Co............................  11,039     395,748
    Philip Morris International, Inc..................... 206,803  17,847,099
*   Pilgrim's Pride Corp.................................   7,683     136,911
    Pinnacle Foods, Inc..................................  14,838     985,540
#*  Post Holdings, Inc...................................   9,248     800,507
#   PriceSmart, Inc......................................   2,200     179,850
    Procter & Gamble Co. (The)........................... 337,156  27,269,177
#*  Revlon, Inc., Class A................................   1,909      29,780
#*  Rite Aid Corp........................................ 114,155     229,452
    Rocky Mountain Chocolate Factory, Inc................     950       9,757
#   Sanderson Farms, Inc.................................   2,941     296,541
*   Seneca Foods Corp., Class A..........................     500      13,475
    SpartanNash Co.......................................   4,621     110,719
*   Spectrum Brands Holdings, Inc........................   5,391     471,012

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
                                                          SHARES     VALUE+
                                                          ------- ------------
CONSUMER STAPLES -- (Continued)
*   Sprouts Farmers Market, Inc..........................  16,414 $    352,737
#*  SUPERVALU, Inc.......................................   4,676      151,128
    Sysco Corp...........................................  66,505    4,469,801
#   Tootsie Roll Industries, Inc.........................   2,305       68,920
#*  TreeHouse Foods, Inc.................................   6,632      314,954
    Tyson Foods, Inc., Class A...........................  38,946    2,245,237
#*  United Natural Foods, Inc............................   6,000      193,200
    United-Guardian, Inc.................................     600       11,100
    Universal Corp.......................................   3,647      252,008
*   US Foods Holding Corp................................  27,981      946,038
#*  USANA Health Sciences, Inc...........................   1,600      211,600
#   Vector Group, Ltd....................................  12,511      230,828
    Walgreens Boots Alliance, Inc........................ 119,010    8,047,456
    Walmart, Inc......................................... 198,027   17,669,949
#   WD-40 Co.............................................   1,826      292,434
#   Weis Markets, Inc....................................   1,930       98,681
                                                                  ------------
TOTAL CONSUMER STAPLES...................................          241,317,404
                                                                  ------------
ENERGY -- (5.9%)
    Adams Resources & Energy, Inc........................     300       12,000
    Anadarko Petroleum Corp..............................  71,066    5,198,478
    Andeavor.............................................  19,853    2,979,141
#*  Antero Resources Corp................................  32,498      667,509
#   Apache Corp..........................................  38,011    1,748,506
*   Apergy Corp..........................................   9,690      397,290
    Arch Coal, Inc., Class A.............................   2,689      227,462
    Archrock, Inc........................................  13,767      187,920
#   Baker Hughes a GE Co.................................  56,987    1,970,610
#   Bristow Group, Inc...................................   3,865       54,033
    Cabot Oil & Gas Corp.................................  62,526    1,469,361
#*  Callon Petroleum Co..................................  28,039      301,700
*   CARBO Ceramics, Inc..................................   2,120       19,780
#*  Carrizo Oil & Gas, Inc...............................  14,266      402,016
#*  Centennial Resource Development, Inc., Class A.......  21,061      378,256
    Cheniere Energy Partners L.P. Holdings LLC...........   8,718      267,817
*   Cheniere Energy, Inc.................................  26,259    1,667,446
#*  Chesapeake Energy Corp...............................  63,634      300,352
    Chevron Corp......................................... 258,011   32,579,049
    Cimarex Energy Co....................................  12,091    1,192,173
*   Cloud Peak Energy, Inc...............................   5,872       15,326
*   CNX Resources Corp...................................  24,000      390,720
*   Concho Resources, Inc................................  24,201    3,529,716
    ConocoPhillips....................................... 161,036   11,621,968
*   CONSOL Energy, Inc...................................   3,000      124,890
#*  Continental Resources, Inc...........................  13,475      860,648
#   Core Laboratories NV.................................   6,548      734,162
#   CVR Energy, Inc......................................   2,684      105,454
*   Dawson Geophysical Co................................   1,720       13,433
    Delek US Holdings, Inc...............................  10,681      569,511
#*  Denbury Resources, Inc...............................  69,938      315,420
    Devon Energy Corp....................................  60,033    2,702,085
#   DHT Holdings, Inc....................................   6,363       27,043
#*  Diamond Offshore Drilling, Inc.......................   7,869      151,085
#   Diamondback Energy, Inc..............................  11,629    1,534,447
#*  Dorian LPG, Ltd......................................     487        4,139
#*  Dril-Quip, Inc.......................................   4,787      246,770
*   Energen Corp.........................................  14,892    1,104,689
    EnLink Midstream LLC.................................   6,767      107,934
#   Ensco P.L.C., Class A................................  64,326      477,942

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
                                                           SHARES    VALUE+
                                                           ------- -----------
ENERGY -- (Continued)
    EOG Resources, Inc....................................  76,636 $ 9,881,446
    EQT Corp..............................................  35,937   1,785,350
*   Era Group, Inc........................................   2,200      31,086
*   Exterran Corp.........................................   5,062     140,319
    Exxon Mobil Corp...................................... 573,373  46,735,633
*   Forum Energy Technologies, Inc........................   8,293     109,053
#   Frank's International NV..............................   4,232      35,676
#   GasLog, Ltd...........................................   2,473      41,670
#*  Geospace Technologies Corp............................   1,000      14,070
#   Green Plains, Inc.....................................   3,514      58,332
    Gulf Island Fabrication, Inc..........................   1,100       9,955
#*  Gulfport Energy Corp..................................  17,768     204,510
    Halliburton Co........................................ 116,257   4,931,622
#*  Helix Energy Solutions Group, Inc.....................  29,825     298,548
#   Helmerich & Payne, Inc................................  15,657     960,557
    Hess Corp.............................................  35,722   2,344,435
#*  HighPoint Resources Corp..............................  19,026     124,430
    HollyFrontier Corp....................................  22,236   1,658,361
*   Hornbeck Offshore Services, Inc.......................   3,129      14,894
#*  International Seaways, Inc............................     164       3,570
*   ION Geophysical Corp..................................     836      21,402
#*  Keane Group, Inc......................................   3,363      47,452
    Kinder Morgan, Inc.................................... 257,772   4,583,186
#*  Kosmos Energy, Ltd....................................  30,409     230,500
#*  Laredo Petroleum, Inc.................................  22,746     211,993
    Marathon Oil Corp..................................... 110,959   2,343,454
    Marathon Petroleum Corp...............................  67,420   5,449,559
#*  Matador Resources Co..................................  15,199     509,166
*   Matrix Service Co.....................................   3,244      64,718
#*  McDermott International, Inc..........................  26,118     470,385
*   Mitcham Industries, Inc...............................   1,264       4,879
#   Murphy Oil Corp.......................................  22,880     760,989
#   Nabors Industries, Ltd................................  43,163     258,115
    NACCO Industries, Inc., Class A.......................     287       9,471
#   National Oilwell Varco, Inc...........................  47,485   2,308,721
#*  Natural Gas Services Group, Inc.......................   1,600      35,360
*   Newfield Exploration Co...............................  28,894     829,836
#*  Newpark Resources, Inc................................  18,686     206,480
#*  Noble Corp. P.L.C.....................................  40,421     236,059
    Noble Energy, Inc.....................................  58,079   2,096,071
#   Nordic American Offshore, Ltd.........................     112         123
    Nordic American Tankers, Ltd..........................   2,265       5,096
#*  Oasis Petroleum, Inc..................................  25,762     314,812
    Occidental Petroleum Corp............................. 100,814   8,461,319
    Oceaneering International, Inc........................  11,442     313,053
#*  Oil States International, Inc.........................   8,123     283,493
    ONEOK, Inc............................................  53,491   3,767,906
    Panhandle Oil and Gas, Inc., Class A..................   2,000      40,800
*   Parker Drilling Co....................................     608       2,795
*   Parsley Energy, Inc., Class A.........................  31,080     976,844
#   Patterson-UTI Energy, Inc.............................  30,633     526,888
    PBF Energy, Inc., Class A.............................  15,842     739,821
#*  PDC Energy, Inc.......................................   7,417     467,123
    Peabody Energy Corp...................................  14,560     618,654
*   Penn Virginia Corp....................................   1,500     126,780
    Phillips 66...........................................  62,092   7,658,427
    Pioneer Natural Resources Co..........................  22,073   4,177,757
#*  ProPetro Holding Corp.................................   6,818     112,088
*   QEP Resources, Inc....................................  28,497     296,084

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CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
ENERGY -- (Continued)
#   Range Resources Corp.................................  25,148 $    388,034
#*  Renewable Energy Group, Inc..........................   5,800       98,890
*   REX American Resources Corp..........................     400       30,800
*   RigNet, Inc..........................................   1,066       13,112
#*  Ring Energy, Inc.....................................   8,721      107,792
#*  Rowan Cos. P.L.C., Class A...........................  20,029      290,020
#   RPC, Inc.............................................   9,225      136,530
    Schlumberger, Ltd.................................... 182,468   12,320,239
#   Scorpio Tankers, Inc.................................  33,136       71,242
#*  SEACOR Holdings, Inc.................................   2,200      116,094
*   SEACOR Marine Holdings, Inc..........................   2,211       55,938
#   SemGroup Corp., Class A..............................   7,546      189,782
#   Ship Finance International, Ltd......................   6,400       93,120
#   SM Energy Co.........................................  10,800      297,108
#*  Southwestern Energy Co...............................  67,154      345,172
#*  SRC Energy, Inc......................................  33,146      375,213
#*  Superior Energy Services, Inc........................  19,167      188,603
*   Talos Energy, Inc....................................   1,493       55,450
    Targa Resources Corp.................................  26,597    1,358,309
    TechnipFMC P.L.C.....................................  51,722    1,683,551
#   Teekay Corp..........................................   4,349       30,312
*   TETRA Technologies, Inc..............................   8,150       35,126
#*  Transocean, Ltd......................................  50,725      652,831
#*  Ultra Petroleum Corp.................................  19,446       34,419
#*  Unit Corp............................................   5,037      125,421
#   US Silica Holdings, Inc..............................   9,737      262,509
    Valero Energy Corp...................................  57,820    6,842,997
*   W&T Offshore, Inc....................................   6,703       46,519
#*  Whiting Petroleum Corp...............................  27,673    1,373,964
    Williams Cos., Inc. (The)............................ 105,605    3,141,749
    World Fuel Services Corp.............................   8,145      226,675
*   WPX Energy, Inc......................................  53,853    1,010,821
                                                                  ------------
TOTAL ENERGY.............................................          227,607,799
                                                                  ------------
FINANCIALS -- (14.4%)
    1st Source Corp......................................   2,189      123,810
    Affiliated Managers Group, Inc.......................   6,765    1,082,468
    Aflac, Inc........................................... 103,528    4,818,193
    Alleghany Corp.......................................   2,069    1,301,960
    Allstate Corp. (The).................................  46,357    4,409,478
#   Ally Financial, Inc..................................  52,952    1,416,996
*   Ambac Financial Group, Inc...........................   5,480      111,902
    American Equity Investment Life Holding Co...........  11,011      393,423
    American Express Co..................................  99,588    9,910,998
    American Financial Group, Inc........................   9,669    1,089,600
    American International Group, Inc.................... 140,259    7,743,699
    American National Insurance Co.......................   1,669      215,284
    American River Bankshares............................     882       13,803
    Ameriprise Financial, Inc............................  21,340    3,108,598
    Ameris Bancorp.......................................   5,266      245,396
    AMERISAFE, Inc.......................................   2,573      161,584
    AmeriServ Financial, Inc.............................     100          435
#   AmTrust Financial Services, Inc......................  10,510      152,185
    Aon P.L.C............................................  33,234    4,770,741
*   Arch Capital Group, Ltd..............................  46,368    1,417,006
    Argo Group International Holdings, Ltd...............   4,563      285,416
    Arrow Financial Corp.................................   1,000       38,700
    Arthur J Gallagher & Co..............................  21,171    1,510,551
    Artisan Partners Asset Management, Inc., Class A.....   8,297      285,832

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CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
    Aspen Insurance Holdings, Ltd........................     7,426 $   300,382
    Associated Banc-Corp.................................    24,056     649,512
    Assurant, Inc........................................     7,576     835,633
    Assured Guaranty, Ltd................................    18,300     712,236
    Asta Funding, Inc....................................        47         146
*   Athene Holding, Ltd., Class A........................    16,107     738,828
*   Atlanticus Holdings Corp.............................     1,196       2,751
    Axis Capital Holdings, Ltd...........................    12,040     680,982
#   Banc of California, Inc..............................     5,496     109,920
    BancFirst Corp.......................................     1,856     115,258
*   Bancorp, Inc. (The)..................................    11,158     108,344
    BancorpSouth Bank....................................    11,034     363,019
    Bank of America Corp................................. 1,395,864  43,104,280
#   Bank of Hawaii Corp..................................     5,700     458,793
    Bank of New York Mellon Corp. (The)..................   137,766   7,366,348
    Bank of NT Butterfield & Son, Ltd. (The).............     6,637     328,266
#   Bank OZK.............................................    16,689     682,580
    BankUnited, Inc......................................    13,594     528,263
    Banner Corp..........................................     3,757     236,578
    BB&T Corp............................................   103,688   5,268,387
    Beneficial Bancorp, Inc..............................     8,200     133,250
*   Berkshire Hathaway, Inc., Class B....................   261,450  51,733,111
#   Berkshire Hills Bancorp, Inc.........................     4,096     166,298
    BGC Partners, Inc., Class A..........................    29,733     319,332
    BlackRock, Inc.......................................    15,955   8,021,536
*   Blucora, Inc.........................................     5,747     199,708
#*  BofI Holding, Inc....................................     7,924     309,194
    BOK Financial Corp...................................     2,703     263,083
    Boston Private Financial Holdings, Inc...............    16,355     235,512
    Bridge Bancorp, Inc..................................       439      15,716
*   Brighthouse Financial, Inc...........................    10,666     463,224
    BrightSphere Investment Group P.L.C..................    15,931     227,017
#   Brookline Bancorp, Inc...............................     9,168     166,858
    Brown & Brown, Inc...................................    34,636   1,013,449
    Bryn Mawr Bank Corp..................................     2,727     133,214
    Camden National Corp.................................       900      41,490
*   Cannae Holdings, Inc.................................     8,442     154,067
    Capital City Bank Group, Inc.........................     1,069      25,891
    Capital One Financial Corp...........................    63,846   6,021,955
    Capitol Federal Financial, Inc.......................    16,210     211,865
    Carolina Financial Corp..............................       853      35,613
#   Cathay General Bancorp...............................    10,064     418,562
    Cboe Global Markets, Inc.............................    13,890   1,349,136
    CenterState Banks Corp...............................    13,823     383,588
    Central Pacific Financial Corp.......................     4,331     119,362
    Charles Schwab Corp. (The)...........................   162,903   8,317,827
    Chemical Financial Corp..............................     9,363     531,818
    Chubb, Ltd...........................................    60,531   8,457,391
    Cincinnati Financial Corp............................    19,015   1,438,104
    CIT Group, Inc.......................................    23,481   1,242,849
    Citigroup, Inc.......................................   366,966  26,381,186
    Citizens Community Bancorp, Inc......................       600       8,400
    Citizens Financial Group, Inc........................    63,145   2,511,908
#*  Citizens, Inc........................................     4,015      31,759
    City Holding Co......................................     1,857     149,451
    CME Group, Inc.......................................    46,265   7,361,687
    CNA Financial Corp...................................     4,268     199,657
    CNB Financial Corp...................................       280       8,683
    CNO Financial Group, Inc.............................    21,200     431,420

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
                                                          SHARES   VALUE+
                                                          ------ ----------
FINANCIALS -- (Continued)
    CoBiz Financial, Inc.................................  4,952 $  108,449
#   Cohen & Steers, Inc..................................  3,355    140,541
    Columbia Banking System, Inc.........................  9,823    402,055
    Comerica, Inc........................................ 22,555  2,186,482
#   Commerce Bancshares, Inc............................. 14,093    941,412
#   Community Bank System, Inc...........................  7,087    448,253
    Community Trust Bancorp, Inc.........................  1,749     85,395
    ConnectOne Bancorp, Inc..............................  3,250     80,600
*   Consumer Portfolio Services, Inc.....................  1,025      3,434
#*  Cowen, Inc...........................................  6,121     96,100
    Crawford & Co., Class A..............................  3,717     31,520
    Crawford & Co., Class B..............................  1,800     15,336
#*  Credit Acceptance Corp...............................  1,774    680,506
    Cullen/Frost Bankers, Inc............................  8,690    960,158
#*  Customers Bancorp, Inc...............................  2,950     75,137
#   CVB Financial Corp................................... 13,135    314,189
    Diamond Hill Investment Group, Inc...................    388     74,395
    Dime Community Bancshares, Inc.......................  5,980    102,856
    Discover Financial Services.......................... 50,145  3,580,854
    Donegal Group, Inc., Class A.........................  1,374     20,074
*   Donnelley Financial Solutions, Inc...................  8,344    173,555
*   E*TRADE Financial Corp............................... 35,391  2,116,736
*   Eagle Bancorp, Inc...................................  3,968    214,470
    East West Bancorp, Inc............................... 18,946  1,226,564
    Eaton Vance Corp..................................... 16,658    885,040
*   eHealth, Inc.........................................  2,800     66,472
    EMC Insurance Group, Inc.............................  1,299     34,774
    Employers Holdings, Inc..............................  3,900    181,155
#*  Encore Capital Group, Inc............................  2,794    100,863
*   Enova International, Inc.............................  4,161    128,991
*   Enstar Group, Ltd....................................  1,377    297,707
    Enterprise Financial Services Corp...................  3,580    201,375
    Erie Indemnity Co., Class A..........................  3,717    461,800
    ESSA Bancorp, Inc....................................    707     11,100
*   Essent Group, Ltd.................................... 11,696    449,126
    Evercore, Inc., Class A..............................  5,480    619,240
    Everest Re Group, Ltd................................  5,600  1,222,760
#*  EZCORP, Inc., Class A................................  4,723     54,078
#   FactSet Research Systems, Inc........................  5,709  1,149,564
    FBL Financial Group, Inc., Class A...................  2,100    171,570
*   FCB Financial Holdings, Inc., Class A................  6,566    334,866
#   Federal Agricultural Mortgage Corp., Class C.........  1,372    129,366
#   Federated Investors, Inc., Class B................... 12,401    300,104
    FedNat Holding Co....................................  1,029     23,976
    Fidelity National Financial, Inc..................... 26,750  1,083,375
    Fidelity Southern Corp...............................  1,153     27,591
    Fifth Third Bancorp.................................. 98,001  2,899,850
    Financial Institutions, Inc..........................  1,243     39,403
    First American Financial Corp........................ 13,879    777,224
    First Bancorp........................................  4,600    190,532
*   First BanCorp........................................ 37,277    306,417
    First Busey Corp.....................................  4,518    143,311
    First Citizens BancShares, Inc., Class A.............  1,022    415,770
#   First Commonwealth Financial Corp.................... 18,545    312,854
    First Community Bancshares, Inc......................  1,700     55,301
    First Defiance Financial Corp........................  3,076     98,924
    First Financial Bancorp.............................. 10,146    307,931
#   First Financial Bankshares, Inc......................  7,170    405,822
    First Financial Corp.................................  1,100     56,540

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CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
    First Hawaiian, Inc..................................   8,300 $   234,558
#   First Horizon National Corp..........................  37,989     679,623
    First Interstate BancSystem, Inc., Class A...........   3,727     160,820
    First Merchants Corp.................................   6,618     312,370
    First Midwest Bancorp, Inc...........................  13,632     363,565
#   First Republic Bank..................................  20,738   2,050,159
    FirstCash, Inc.......................................   7,602     617,282
*   Flagstar Bancorp, Inc................................   2,228      75,863
    Flushing Financial Corp..............................   3,663      91,868
#   FNB Corp.............................................  48,442     621,511
    Franklin Resources, Inc..............................  46,720   1,603,430
    Fulton Financial Corp................................  24,716     428,823
    GAMCO Investors, Inc., Class A.......................     467      11,437
*   Genworth Financial, Inc., Class A....................  57,056     262,458
#   German American Bancorp, Inc.........................   2,097      76,834
#   Glacier Bancorp, Inc.................................  10,240     437,248
    Global Indemnity, Ltd................................   1,204      49,063
    Goldman Sachs Group, Inc. (The)......................  47,548  11,289,322
*   Great Elm Capital Group, Inc.........................   1,106       3,595
    Great Southern Bancorp, Inc..........................   1,100      64,955
    Great Western Bancorp, Inc...........................   7,415     310,318
    Green Bancorp, Inc...................................   2,188      53,168
*   Green Dot Corp., Class A.............................   6,227     493,926
#   Greenhill & Co., Inc.................................   2,931      95,844
#*  Greenlight Capital Re, Ltd., Class A.................   2,682      39,157
    Guaranty Bancorp.....................................   3,306      99,345
*   Hallmark Financial Services, Inc.....................   1,034      10,919
    Hancock Whitney Corp.................................  12,798     643,099
    Hanmi Financial Corp.................................   4,412     110,521
    Hanover Insurance Group, Inc. (The)..................   5,156     646,666
    Hartford Financial Services Group, Inc. (The)........  49,236   2,594,737
#   HCI Group, Inc.......................................   1,104      47,240
#   Heartland Financial USA, Inc.........................   4,337     254,799
    Heritage Commerce Corp...............................   6,041      92,004
#   Heritage Financial Corp..............................   5,382     188,639
    Hilltop Holdings, Inc................................  10,020     208,416
    Home BancShares, Inc.................................  20,650     478,873
*   HomeStreet, Inc......................................   2,186      64,706
*   HomeTrust Bancshares, Inc............................   1,062      30,904
    Hope Bancorp, Inc....................................  15,457     259,368
    HopFed Bancorp, Inc..................................     208       3,422
    Horace Mann Educators Corp...........................   4,078     178,209
    Horizon Bancorp, inc.................................   2,741      57,588
    Houlihan Lokey, Inc..................................   5,896     289,847
    Huntington Bancshares, Inc........................... 136,546   2,108,270
    IBERIABANK Corp......................................   6,455     536,410
    Independence Holding Co..............................   2,640      91,740
#   Independent Bank Corp................................   3,127     276,427
#   Independent Bank Group, Inc..........................   2,500     167,750
    Interactive Brokers Group, Inc., Class A.............   9,172     549,036
    Intercontinental Exchange, Inc.......................  78,063   5,769,636
    International Bancshares Corp........................   7,870     349,822
*   INTL. FCStone, Inc...................................   3,928     210,502
    Invesco, Ltd.........................................  48,960   1,321,430
#   Investment Technology Group, Inc.....................   3,824      84,702
    Investors Bancorp, Inc...............................  40,700     509,564
    James River Group Holdings, Ltd......................   2,149      88,947
#   Janus Henderson Group P.L.C..........................  26,753     870,810
    Jefferies Financial Group, Inc.......................  44,374   1,076,069

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CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
    JPMorgan Chase & Co.................................. 466,465 $53,620,152
    Kearny Financial Corp................................  14,367     206,166
    Kemper Corp..........................................   5,786     461,723
    KeyCorp.............................................. 141,769   2,958,719
    Kinsale Capital Group, Inc...........................   3,185     188,632
    Lakeland Bancorp, Inc................................   3,852      74,729
    Lakeland Financial Corp..............................   3,274     158,756
    Lazard, Ltd., Class A................................   3,641     197,706
#   LegacyTexas Financial Group, Inc.....................   5,327     233,482
#   Legg Mason, Inc......................................  13,474     459,868
#*  LendingClub Corp.....................................  39,596     163,136
#*  LendingTree, Inc.....................................   1,121     267,695
    Lincoln National Corp................................  28,868   1,965,911
#   Live Oak Bancshares, Inc.............................   1,853      52,718
    Loews Corp...........................................  36,005   1,828,334
    LPL Financial Holdings, Inc..........................  12,308     815,897
    M&T Bank Corp........................................  18,016   3,123,074
    Macatawa Bank Corp...................................     886      10,871
    Maiden Holdings, Ltd.................................   8,450      73,515
*   Markel Corp..........................................   1,731   2,025,270
    MarketAxess Holdings, Inc............................   5,027     974,082
    Marlin Business Services Corp........................   1,200      36,960
    Marsh & McLennan Cos., Inc...........................  67,021   5,586,871
    MB Financial, Inc....................................   9,166     444,093
*   MBIA, Inc............................................  14,600     149,650
    Mercantile Bank Corp.................................     285      10,123
#   Mercury General Corp.................................   3,136     161,284
    Meridian Bancorp, Inc................................   4,269      78,123
    Meta Financial Group, Inc............................   1,104      98,753
    MetLife, Inc......................................... 121,230   5,545,060
*   MGIC Investment Corp.................................  15,500     193,440
    MidSouth Bancorp, Inc................................     900      12,735
    Moelis & Co., Class A................................   6,804     432,734
    Moody's Corp.........................................  21,979   3,761,046
    Morgan Stanley....................................... 178,152   9,007,365
    Morningstar, Inc.....................................   2,287     301,884
    MSCI, Inc............................................  11,194   1,860,331
    Nasdaq, Inc..........................................  15,231   1,392,113
    National Bank Holdings Corp., Class A................   4,119     163,030
    National General Holdings Corp.......................   5,185     143,002
    National Western Life Group, Inc., Class A...........     328     106,272
    Navient Corp.........................................  42,747     564,688
    Navigators Group, Inc. (The).........................   3,610     217,864
#   NBT Bancorp, Inc.....................................   5,284     212,628
    Nelnet, Inc., Class A................................   3,140     184,569
#   New York Community Bancorp, Inc......................  66,746     718,854
>>  NewStar Financial, Inc...............................   3,834       1,887
#*  NMI Holdings, Inc., Class A..........................   9,277     193,889
    Northern Trust Corp..................................  28,417   3,103,705
    Northfield Bancorp, Inc..............................   5,064      84,366
    Northrim BanCorp, Inc................................     600      24,180
#   Northwest Bancshares, Inc............................  13,916     250,766
    OceanFirst Financial Corp............................   2,382      69,483
#*  Ocwen Financial Corp.................................  12,045      47,939
    OFG Bancorp..........................................   3,500      58,275
#   Old National Bancorp.................................  20,761     403,801
    Old Republic International Corp......................  35,057     747,065
*   OneMain Holdings, Inc................................   9,240     307,230
    Oppenheimer Holdings, Inc., Class A..................     765      22,606

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CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
FINANCIALS -- (Continued)
    Opus Bank............................................   2,493 $   70,552
    Oritani Financial Corp...............................   6,231     99,696
*   Pacific Mercantile Bancorp...........................   1,425     13,965
#*  Pacific Premier Bancorp, Inc.........................   4,952    183,224
    PacWest Bancorp......................................  15,683    787,600
#   Park National Corp...................................   1,287    140,952
#   Patriot National Bancorp, Inc........................      20        397
    Peapack Gladstone Financial Corp.....................   1,562     51,359
*   PennyMac Financial Services, Inc., Class A...........   1,040     19,916
    Peoples Bancorp, Inc.................................   1,197     43,355
    People's United Financial, Inc.......................  42,047    766,517
*   PHH Corp.............................................   7,333     79,710
#   Pinnacle Financial Partners, Inc.....................   8,368    523,000
    Piper Jaffray Cos....................................   1,704    131,804
#   PJT Partners, Inc., Class A..........................   1,289     77,611
    PNC Financial Services Group, Inc. (The).............  62,526  9,055,641
    Popular, Inc.........................................  12,467    618,737
#*  PRA Group, Inc.......................................   5,700    223,440
    Preferred Bank.......................................   1,290     80,290
    Primerica, Inc.......................................   6,182    709,694
    Principal Financial Group, Inc.......................  36,340  2,110,627
#   ProAssurance Corp....................................   6,800    280,840
    Progressive Corp. (The)..............................  77,799  4,668,718
#   Prosperity Bancshares, Inc...........................   7,608    533,701
    Protective Insurance Corp., Class B..................     562     13,123
    Provident Financial Services, Inc....................   8,862    226,335
    Prudential Financial, Inc............................  56,775  5,729,165
    Pzena Investment Management, Inc., Class A...........     566      5,519
    Radian Group, Inc....................................   9,498    181,887
    Raymond James Financial, Inc.........................  16,029  1,468,096
*   Regional Management Corp.............................     133      4,412
    Regions Financial Corp............................... 152,281  2,833,949
    Reinsurance Group of America, Inc....................   7,890  1,116,435
    RenaissanceRe Holdings, Ltd..........................   5,405    712,649
    Renasant Corp........................................   7,295    325,941
    Republic Bancorp, Inc., Class A......................     805     38,535
*   Republic First Bancorp, Inc..........................     500      3,950
    Riverview Bancorp, Inc...............................   1,205     10,966
#   RLI Corp.............................................   4,500    336,420
    S&P Global, Inc......................................  33,508  6,716,344
#   S&T Bancorp, Inc.....................................   3,234    144,754
*   Safeguard Scientifics, Inc...........................   1,767     20,144
    Safety Insurance Group, Inc..........................   1,800    164,880
    Sandy Spring Bancorp, Inc............................   3,259    127,459
    Santander Consumer USA Holdings, Inc.................  11,747    226,012
#*  Seacoast Banking Corp. of Florida....................   1,885     55,249
    SEI Investments Co...................................  17,903  1,073,106
    Selective Insurance Group, Inc.......................   8,098    484,260
#   ServisFirst Bancshares, Inc..........................   5,118    216,236
    SI Financial Group, Inc..............................   1,347     18,791
    Sierra Bancorp.......................................     240      7,090
*   Signature Bank.......................................   6,794    745,370
    Simmons First National Corp., Class A................  11,400    339,720
*   SLM Corp.............................................  53,247    601,159
    South State Corp.....................................   4,405    368,699
    Southside Bancshares, Inc............................   3,294    112,951
#   State Auto Financial Corp............................   1,800     58,212
    State Bank Financial Corp............................   4,437    139,544
    State Street Corp....................................  49,806  4,398,368

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CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
#   Sterling Bancorp.....................................  30,548 $   678,166
    Stewart Information Services Corp....................   2,494     113,327
    Stifel Financial Corp................................   9,389     517,616
    Stock Yards Bancorp, Inc.............................   2,599      99,152
#   SunTrust Banks, Inc..................................  62,750   4,522,392
*   SVB Financial Group..................................   7,092   2,183,485
    Synchrony Financial.................................. 104,401   3,021,365
    Synovus Financial Corp...............................  16,107     796,008
    T Rowe Price Group, Inc..............................  33,020   3,932,022
    TCF Financial Corp...................................  18,696     469,457
    TD Ameritrade Holding Corp...........................  38,048   2,174,443
    Territorial Bancorp, Inc.............................     840      25,620
*   Texas Capital Bancshares, Inc........................   5,603     508,752
#   TFS Financial Corp...................................   9,945     151,363
*   Third Point Reinsurance, Ltd.........................   3,922      49,417
    Tompkins Financial Corp..............................   1,215     104,101
    Torchmark Corp.......................................  14,850   1,307,839
    Towne Bank...........................................   7,933     256,236
    Travelers Cos., Inc. (The)...........................  36,137   4,702,869
    TriCo Bancshares.....................................   1,628      63,199
*   Triumph Bancorp, Inc.................................   1,500      57,525
    TrustCo Bank Corp. NY................................   7,300      66,430
#   Trustmark Corp.......................................  10,591     372,697
    U.S. Bancorp......................................... 221,121  11,721,624
    UMB Financial Corp...................................   4,774     343,203
    Umpqua Holdings Corp.................................  24,579     523,533
#   Union Bankshares Corp................................   6,055     245,288
#   United Bankshares, Inc...............................  13,136     485,375
    United Community Banks, Inc..........................  10,398     312,252
    United Community Financial Corp......................     596       6,228
    United Financial Bancorp, Inc........................   5,504      96,375
    United Fire Group, Inc...............................   2,765     166,702
    United Security Bancshares...........................   1,875      20,156
    Universal Insurance Holdings, Inc....................   3,536     156,998
    Univest Corp. of Pennsylvania........................   2,249      61,398
    Unum Group...........................................  29,554   1,174,180
#   Valley National Bancorp..............................  36,709     427,660
#   Value Line, Inc......................................     300       6,843
#   Virtu Financial, Inc., Class A.......................   7,550     152,133
#   Virtus Investment Partners, Inc......................     750      99,938
    Voya Financial, Inc..................................  24,481   1,236,780
#   Waddell & Reed Financial, Inc., Class A..............   9,308     192,769
    Walker & Dunlop, Inc.................................   4,440     263,114
    Washington Federal, Inc..............................  11,396     382,336
    Washington Trust Bancorp, Inc........................   1,700      99,365
    Waterstone Financial, Inc............................   1,767      30,039
#   Webster Financial Corp...............................  13,134     847,537
    Wells Fargo & Co..................................... 625,599  35,840,567
    WesBanco, Inc........................................   5,168     252,560
    West Bancorporation, Inc.............................   2,033      50,418
#   Westamerica Bancorporation...........................   3,200     192,064
*   Western Alliance Bancorp.............................  14,411     817,392
#   Western New England Bancorp, Inc.....................   4,099      44,474
    Westwood Holdings Group, Inc.........................     700      40,859
#   White Mountains Insurance Group, Ltd.................     700     639,121
    Willis Towers Watson P.L.C...........................  16,990   2,708,546
    Wintrust Financial Corp..............................   7,273     638,060
#   WisdomTree Investments, Inc..........................  14,488     126,625
#*  World Acceptance Corp................................     933      93,216

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CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
FINANCIALS -- (Continued)
    WR Berkley Corp......................................  13,732 $  1,041,023
    WSFS Financial Corp..................................   4,531      256,908
    XL Group, Ltd........................................  34,713    1,951,912
#   Zions Bancorporation.................................  25,393    1,312,818
                                                                  ------------
TOTAL FINANCIALS.........................................          553,242,238
                                                                  ------------
HEALTHCARE -- (13.7%)
    Abaxis, Inc..........................................   2,807      232,981
    Abbott Laboratories.................................. 234,713   15,383,090
    AbbVie, Inc.......................................... 214,750   19,806,392
*   ABIOMED, Inc.........................................   5,535    1,962,324
#*  Acadia Healthcare Co., Inc...........................  11,576      457,020
#*  Accuray, Inc.........................................     125          481
#   Aceto Corp...........................................   4,554       14,892
*   Achillion Pharmaceuticals, Inc.......................   1,800        4,644
*   Acorda Therapeutics, Inc.............................   6,040      150,698
*   Addus HomeCare Corp..................................     340       22,491
    Aetna, Inc...........................................  44,642    8,410,106
    Agilent Technologies, Inc............................  43,898    2,899,024
#*  Agios Pharmaceuticals, Inc...........................   7,675      663,197
#*  Akorn, Inc...........................................  10,057      186,256
*   Alexion Pharmaceuticals, Inc.........................  29,462    3,917,268
*   Align Technology, Inc................................   9,711    3,463,428
#*  Alkermes P.L.C.......................................  21,525      943,871
    Allergan P.L.C.......................................  44,741    8,236,371
*   Allscripts Healthcare Solutions, Inc.................  22,760      278,582
#*  Alnylam Pharmaceuticals, Inc.........................  10,827    1,028,565
#*  AMAG Pharmaceuticals, Inc............................   4,612      101,695
#*  Amedisys, Inc........................................   4,237      396,710
    AmerisourceBergen Corp...............................  21,828    1,786,185
    Amgen, Inc...........................................  95,896   18,848,359
*   AMN Healthcare Services, Inc.........................   6,328      382,844
*   Amneal Pharmaceuticals, Inc..........................   7,940      152,210
#*  Amphastar Pharmaceuticals, Inc.......................   2,755       48,075
*   AngioDynamics, Inc...................................   8,111      171,467
#*  ANI Pharmaceuticals, Inc.............................     786       52,623
#*  Anika Therapeutics, Inc..............................   1,888       75,577
    Anthem, Inc..........................................  34,697    8,778,341
*   Aptevo Therapeutics, Inc.............................   2,299        9,702
#*  Arena Pharmaceuticals Inc............................   4,189      161,654
*   athenahealth, Inc....................................   5,298      798,462
    Atrion Corp..........................................     200      137,600
#*  Avanos Medical, Inc..................................   7,033      388,222
    Baxter International, Inc............................  66,519    4,819,302
    Becton Dickinson and Co..............................  35,435    8,871,861
*   Biogen, Inc..........................................  27,534    9,206,544
#*  BioMarin Pharmaceutical, Inc.........................  21,146    2,126,442
*   Bio-Rad Laboratories, Inc., Class A..................   3,113      954,601
#*  BioScrip, Inc........................................   6,872       18,211
*   BioSpecifics Technologies Corp.......................     324       14,742
    Bio-Techne Corp......................................   5,789      929,945
*   BioTelemetry, Inc....................................   5,963      313,057
#*  Bluebird Bio, Inc....................................   7,132    1,104,747
*   Boston Scientific Corp............................... 181,348    6,095,106
    Bristol-Myers Squibb Co.............................. 218,494   12,836,522
#*  Brookdale Senior Living, Inc.........................  20,613      197,679
    Bruker Corp..........................................  14,667      475,211
*   Cambrex Corp.........................................   4,241      265,062
    Cantel Medical Corp..................................   4,830      447,789

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CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
HEALTHCARE -- (Continued)
#*  Capital Senior Living Corp...........................   3,849 $    38,452
    Cardinal Health, Inc.................................  40,513   2,023,624
#*  Catalent, Inc........................................  19,110     796,887
*   Celgene Corp......................................... 102,619   9,244,946
*   Centene Corp.........................................  28,244   3,681,041
*   Cerner Corp..........................................  37,289   2,314,901
*   Charles River Laboratories International, Inc........   7,143     887,875
    Chemed Corp..........................................   2,300     726,869
    Cigna Corp...........................................  32,930   5,908,301
#*  Community Health Systems, Inc........................  13,689      45,721
#   Computer Programs & Systems, Inc.....................   1,145      35,724
*   Concert Pharmaceuticals, Inc.........................   2,800      44,772
    CONMED Corp..........................................   3,600     266,400
#   Cooper Cos., Inc. (The)..............................   5,856   1,525,488
#*  Corcept Therapeutics, Inc............................  14,598     191,672
*   CorVel Corp..........................................   1,800     103,230
*   Cotiviti Holdings, Inc...............................   5,171     230,833
*   Cross Country Healthcare, Inc........................   5,300      62,169
*   CryoLife, Inc........................................   6,761     201,478
#*  Cumberland Pharmaceuticals, Inc......................   2,792      17,031
#*  Cutera, Inc..........................................   1,850      74,000
    CVS Health Corp...................................... 132,079   8,566,644
    Danaher Corp.........................................  85,311   8,751,202
*   DaVita, Inc..........................................  20,640   1,450,579
#   DENTSPLY SIRONA, Inc.................................  28,253   1,359,252
#*  Depomed, Inc.........................................   8,100      71,766
#*  DexCom, Inc..........................................  12,679   1,206,153
#*  Diplomat Pharmacy, Inc...............................   6,955     144,525
*   Edwards Lifesciences Corp............................  27,234   3,879,483
    Eli Lilly & Co....................................... 132,399  13,082,345
*   Emergent BioSolutions, Inc...........................   6,931     376,700
*   Enanta Pharmaceuticals, Inc..........................   1,869     182,265
    Encompass Health Corp................................  14,301   1,081,585
*   Endo International P.L.C.............................  24,480     304,531
    Ensign Group, Inc. (The).............................   6,268     226,087
*   Envision Healthcare Corp.............................  13,925     616,320
*   Enzo Biochem, Inc....................................   3,718      16,434
#*  Evolent Health, Inc., Class A........................   3,662      73,972
#*  Exact Sciences Corp..................................  17,284   1,010,250
#*  Exelixis, Inc........................................  39,633     820,403
*   Express Scripts Holding Co...........................  78,195   6,213,375
#*  FibroGen, Inc........................................   7,944     501,266
#*  Five Prime Therapeutics, Inc.........................   3,725      55,502
    Gilead Sciences, Inc................................. 172,976  13,462,722
*   Globus Medical, Inc., Class A........................  10,657     548,622
*   Haemonetics Corp.....................................   7,180     701,055
#*  Halozyme Therapeutics, Inc...........................  18,650     337,565
*   Hanger, Inc..........................................   3,139      54,933
*   Harvard Bioscience, Inc..............................   4,139      23,592
    HCA Healthcare, Inc..................................  38,901   4,832,671
#*  HealthEquity, Inc....................................   8,405     634,577
    HealthStream, Inc....................................   2,809      78,877
#*  Henry Schein, Inc....................................  20,492   1,627,270
#*  Heska Corp...........................................     628      62,957
    Hill-Rom Holdings, Inc...............................   8,528     803,338
*   HMS Holdings Corp....................................  10,350     247,675
*   Hologic, Inc.........................................  34,051   1,461,128
#*  Horizon Pharma P.L.C.................................  22,573     397,962
    Humana, Inc..........................................  18,707   5,877,365

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CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
HEALTHCARE -- (Continued)
*   ICU Medical, Inc.....................................   2,432 $   697,498
*   IDEXX Laboratories, Inc..............................  11,600   2,841,188
*   Illumina, Inc........................................  19,521   6,331,832
#*  Immunomedics Inc.....................................   9,955     238,223
*   Incyte Corp..........................................  24,762   1,647,663
*   Innoviva, Inc........................................  12,321     174,342
*   Inogen, Inc..........................................   2,436     485,373
#*  Insulet Corp.........................................   6,822     567,318
*   Integer Holdings Corp................................   5,040     360,108
*   Integra LifeSciences Holdings Corp...................   8,200     511,106
#*  Intra-Cellular Therapies, Inc........................   7,505     150,625
*   IntriCon Corp........................................     800      46,480
*   Intuitive Surgical, Inc..............................  15,063   7,654,866
#   Invacare Corp........................................   5,044      90,035
#*  Ionis Pharmaceuticals, Inc...........................  17,930     783,182
*   IQVIA Holdings, Inc..................................  21,731   2,649,878
*   Jazz Pharmaceuticals P.L.C...........................   8,046   1,392,602
    Johnson & Johnson.................................... 361,690  47,931,159
*   Laboratory Corp. of America Holdings.................  12,484   2,188,945
#*  Lannett Co., Inc.....................................   2,787      35,534
*   Lantheus Holdings, Inc...............................   7,644     110,456
#   LeMaitre Vascular, Inc...............................   2,283      82,188
#*  LHC Group, Inc.......................................   4,672     402,166
#*  LifePoint Health, Inc................................   5,824     377,395
#*  Ligand Pharmaceuticals, Inc..........................   2,316     505,652
*   LivaNova P.L.C.......................................   6,254     688,753
#*  Loxo Oncology, Inc...................................   2,378     398,529
    Luminex Corp.........................................   5,316     180,000
#*  Madrigal Pharmaceuticals, Inc........................     570     146,507
*   Magellan Health, Inc.................................   2,600     189,150
*   Mallinckrodt P.L.C...................................   9,202     215,787
*   Masimo Corp..........................................   7,494     745,053
    McKesson Corp........................................  27,723   3,482,009
#*  Medidata Solutions, Inc..............................   8,530     633,864
*   MEDNAX, Inc..........................................  13,681     585,410
    Medtronic P.L.C...................................... 183,305  16,539,610
    Merck & Co., Inc..................................... 361,848  23,834,928
    Meridian Bioscience, Inc.............................   8,963     141,615
*   Merit Medical Systems, Inc...........................   7,199     390,906
*   Mettler-Toledo International, Inc....................   3,400   2,014,534
#*  Molina Healthcare, Inc...............................   6,693     696,674
*   Momenta Pharmaceuticals, Inc.........................   4,800     142,080
*   Mylan NV.............................................  52,481   1,958,066
#*  Myriad Genetics, Inc.................................   9,000     393,750
    National HealthCare Corp.............................   1,000      72,080
    National Research Corp., Class A.....................     700      26,565
*   Natus Medical, Inc...................................   4,206     153,519
#*  Nektar Therapeutics..................................  20,169   1,060,889
*   Neogen Corp..........................................   3,618     298,123
#*  NeoGenomics, Inc.....................................   4,526      63,364
#*  Neurocrine Biosciences, Inc..........................  12,830   1,289,287
#*  NewLink Genetics Corp................................   2,512       9,495
#*  NuVasive, Inc........................................   7,117     413,142
*   Nuvectra Corp........................................     916      14,363
#*  Omnicell, Inc........................................   5,051     300,534
#*  OPKO Health, Inc.....................................  37,042     208,176
*   OraSure Technologies, Inc............................  10,193     171,140
*   Orthofix International NV............................   3,522     213,046
#   Owens & Minor, Inc...................................   6,767     127,693

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CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
HEALTHCARE -- (Continued)
#   Patterson Cos., Inc..................................  10,936 $    268,151
#*  PDL BioPharma, Inc...................................  14,616       36,686
*   Penumbra, Inc........................................   3,725      529,881
    PerkinElmer, Inc.....................................  14,900    1,179,782
#   Perrigo Co. P.L.C....................................  15,742    1,267,546
    Pfizer, Inc.......................................... 795,948   31,782,204
    Phibro Animal Health Corp., Class A..................   3,417      163,674
#*  PRA Health Sciences, Inc.............................   7,026      738,714
#*  Premier, Inc., Class A...............................   8,307      310,682
#*  Prestige Brands Holdings, Inc........................   6,011      214,773
    ProPhase Labs, Inc...................................       6           18
*   Providence Service Corp. (The).......................   1,602      112,268
*   Quality Systems, Inc.................................   9,893      199,146
    Quest Diagnostics, Inc...............................  17,526    1,887,901
*   Quidel Corp..........................................   5,538      375,809
#*  Quorum Health Corp...................................   3,422       16,562
*   R1 RCM, Inc..........................................   9,353       75,011
*   RadNet, Inc..........................................   1,992       26,693
*   Regeneron Pharmaceuticals, Inc.......................  10,167    3,741,558
#*  REGENXBIO, Inc.......................................   1,828      128,508
#*  Repligen Corp........................................   3,600      173,988
    ResMed, Inc..........................................  17,341    1,834,331
#*  Retrophin, Inc.......................................   4,172      115,314
*   RTI Surgical, Inc....................................   5,843       26,878
#*  Sage Therapeutics, Inc...............................   6,053      873,569
#*  Sarepta Therapeutics, Inc............................   7,465      867,732
*   SeaSpine Holdings Corp...............................     866       12,089
#*  Seattle Genetics, Inc................................  15,177    1,068,461
*   Select Medical Holdings Corp.........................  11,059      230,027
#*  Spectrum Pharmaceuticals, Inc........................   6,160      131,146
#   STERIS P.L.C.........................................  11,989    1,372,381
    Stryker Corp.........................................  44,456    7,257,442
#*  Supernus Pharmaceuticals, Inc........................   7,081      374,939
*   Surmodics, Inc.......................................   1,400       82,320
#*  Syneos Health, Inc...................................   8,908      438,942
*   Taro Pharmaceutical Industries, Ltd..................   2,023      227,102
    Teleflex, Inc........................................   5,973    1,628,897
#*  Tenet Healthcare Corp................................  16,918      636,624
    Thermo Fisher Scientific, Inc........................  53,749   12,605,753
#*  Tivity Health, Inc...................................   4,800      161,760
#*  Triple-S Management Corp., Class B...................   2,513       89,237
#*  Ultragenyx Pharmaceutical Inc........................   1,338      105,849
*   United Therapeutics Corp.............................   5,524      678,955
    UnitedHealth Group, Inc.............................. 129,493   32,790,217
    Universal Health Services, Inc., Class B.............  11,283    1,377,654
    US Physical Therapy, Inc.............................   1,602      167,809
    Utah Medical Products, Inc...........................     276       26,772
*   Varex Imaging Corp...................................   4,622      176,745
*   Varian Medical Systems, Inc..........................  11,557    1,334,256
*   Veeva Systems, Inc., Class A.........................  14,439    1,092,022
*   Vertex Pharmaceuticals, Inc..........................  32,992    5,775,250
*   Waters Corp..........................................   9,800    1,933,246
*   WellCare Health Plans, Inc...........................   6,000    1,604,520
    West Pharmaceutical Services, Inc....................   9,389    1,029,504
#*  Wright Medical Group NV..............................   6,684      169,974
#*  Xencor, Inc..........................................   2,476       92,157
    Zimmer Biomet Holdings, Inc..........................  25,409    3,189,338
    Zoetis, Inc..........................................  63,455    5,487,588
                                                                  ------------
TOTAL HEALTHCARE.........................................          524,943,400
                                                                  ------------

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CONTINUED

                                                          SHARES   VALUE+
                                                          ------ -----------
INDUSTRIALS -- (10.6%)
    3M Co................................................ 78,879 $16,747,589
#   AAON, Inc............................................  5,518     208,305
    AAR Corp.............................................  3,583     169,870
#   ABM Industries, Inc..................................  8,770     273,624
*   Acacia Research Corp.................................  4,362      16,576
    ACCO Brands Corp..................................... 14,620     187,136
#   Acme United Corp.....................................    400       8,724
#   Actuant Corp., Class A...............................  7,200     205,560
#   Acuity Brands, Inc...................................  5,582     776,065
*   Advanced Disposal Services, Inc......................  6,342     156,013
    Advanced Drainage Systems, Inc.......................  4,700     131,365
*   AECOM................................................ 20,059     673,180
#*  Aegion Corp..........................................  6,240     154,627
#*  Aerojet Rocketdyne Holdings, Inc..................... 11,251     379,159
#*  Aerovironment, Inc...................................  2,727     200,734
    AGCO Corp............................................  8,213     517,583
    Air Lease Corp....................................... 13,393     588,756
*   Air Transport Services Group, Inc....................  8,719     196,439
    Alamo Group, Inc.....................................  1,990     185,070
#   Alaska Air Group, Inc................................ 16,164   1,015,584
    Albany International Corp., Class A..................  4,033     266,783
#   Allegiant Travel Co..................................  1,647     203,569
#   Allegion P.L.C....................................... 12,795   1,043,304
    Allison Transmission Holdings, Inc................... 19,770     929,190
    Altra Industrial Motion Corp.........................  4,206     184,643
    AMERCO...............................................  1,054     397,442
*   Ameresco, Inc., Class A..............................  1,700      22,780
#   American Airlines Group, Inc......................... 69,200   2,736,168
    American Railcar Industries, Inc.....................  1,606      73,185
*   American Woodmark Corp...............................  2,688     224,314
    AMETEK, Inc.......................................... 28,614   2,226,169
#   AO Smith Corp........................................ 19,664   1,170,598
    Apogee Enterprises, Inc..............................  3,751     190,401
    Applied Industrial Technologies, Inc.................  4,882     364,441
*   ARC Document Solutions, Inc..........................  3,000       7,740
    ArcBest Corp.........................................  3,000     139,650
    Arconic, Inc......................................... 60,200   1,305,738
    Argan, Inc...........................................  2,247      86,285
*   Armstrong Flooring, Inc..............................  2,667      34,858
*   Armstrong World Industries, Inc......................  5,335     362,247
*   ASGN, Inc............................................  5,785     522,386
    Astec Industries, Inc................................  2,360     115,947
*   Astronics Corp.......................................  2,458     100,803
#*  Astronics Corp., Class B.............................  1,462      59,942
*   Atkore International Group, Inc......................  4,855     114,869
*   Atlas Air Worldwide Holdings, Inc....................  3,609     241,983
#*  Avis Budget Group, Inc............................... 11,377     396,488
*   Axon Enterprise, Inc.................................  6,500     441,545
    AZZ, Inc.............................................  3,800     205,960
    Barnes Group, Inc....................................  7,772     527,330
    Barrett Business Services, Inc.......................    825      75,801
*   Beacon Roofing Supply, Inc...........................  9,026     379,814
*   BMC Stock Holdings, Inc..............................  7,729     170,038
    Boeing Co. (The)..................................... 75,795  27,005,759
    Brady Corp., Class A.................................  6,680     255,510
    Briggs & Stratton Corp...............................  4,639      82,064
    Brink's Co. (The)....................................  6,859     547,691
*   Builders FirstSource, Inc............................ 15,878     284,693
    BWX Technologies, Inc................................ 12,816     842,780

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CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
*   CAI International, Inc...............................   1,400 $    32,144
    Carlisle Cos., Inc...................................   8,398   1,031,610
*   Casella Waste Systems, Inc., Class A.................   4,538     125,067
    Caterpillar, Inc.....................................  79,771  11,471,070
*   CBIZ, Inc............................................   5,600     123,200
#   CECO Environmental Corp..............................   1,246       8,560
    CH Robinson Worldwide, Inc...........................  17,200   1,586,356
*   Chart Industries, Inc................................   3,701     289,011
#*  Cimpress NV..........................................   3,505     511,975
    Cintas Corp..........................................  10,900   2,228,832
#   CIRCOR International, Inc............................   1,580      70,073
*   Civeo Corp...........................................  11,400      43,434
*   Clean Harbors, Inc...................................   7,136     406,252
#*  Colfax Corp..........................................  14,328     462,794
    Columbus McKinnon Corp...............................   2,000      82,320
    Comfort Systems USA, Inc.............................   4,929     273,806
#*  Command Security Corp................................   1,531       2,021
*   Commercial Vehicle Group, Inc........................   2,700      18,927
*   Continental Building Products, Inc...................   5,343     170,442
    Copa Holdings SA, Class A............................   4,320     420,509
*   Copart, Inc..........................................  28,006   1,607,264
*   CoStar Group, Inc....................................   4,733   1,968,218
#   Covanta Holding Corp.................................  14,735     265,230
*   Covenant Transportation Group, Inc., Class A.........     779      22,575
*   CPI Aerostructures, Inc..............................     541       5,085
    CRA International, Inc...............................   1,100      59,532
    Crane Co.............................................   7,350     665,690
*   CSW Industrials, Inc.................................     344      18,662
    CSX Corp............................................. 121,553   8,591,366
    Cubic Corp...........................................   2,550     173,655
    Cummins, Inc.........................................  20,566   2,937,030
    Curtiss-Wright Corp..................................   5,700     758,271
    Deere & Co...........................................  38,495   5,573,691
    Delta Air Lines, Inc.................................  95,139   5,177,464
    Deluxe Corp..........................................   6,298     371,141
#   Donaldson Co., Inc...................................  18,412     878,252
    Douglas Dynamics, Inc................................   3,141     154,223
#   Dover Corp...........................................  19,380   1,608,152
*   Ducommun, Inc........................................   1,100      36,663
    Dun & Bradstreet Corp. (The).........................   5,076     639,018
*   DXP Enterprises, Inc.................................   1,275      52,709
#*  Dycom Industries, Inc................................   3,988     355,570
    Eastern Co. (The)....................................     600      17,700
    Eaton Corp. P.L.C....................................  57,736   4,801,903
*   Echo Global Logistics, Inc...........................   2,925     100,766
    EMCOR Group, Inc.....................................   8,359     643,225
    Emerson Electric Co..................................  83,316   6,022,081
    Encore Wire Corp.....................................   3,200     156,000
    EnerSys..............................................   6,500     533,455
*   Engility Holdings, Inc...............................   2,859      98,921
    Ennis, Inc...........................................   2,716      59,073
    EnPro Industries, Inc................................   3,100     236,809
    Equifax, Inc.........................................  14,483   1,817,617
    ESCO Technologies, Inc...............................   4,375     272,344
    Essendant, Inc.......................................   4,517      75,118
*   Esterline Technologies Corp..........................   3,500     298,550
    Expeditors International of Washington, Inc..........  22,436   1,708,950
    Exponent, Inc........................................   9,004     440,296
#   Fastenal Co..........................................  35,753   2,035,418

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CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
INDUSTRIALS -- (Continued)
    Federal Signal Corp..................................     8,821 $   209,499
    FedEx Corp...........................................    33,482   8,232,219
#   Flowserve Corp.......................................    17,034     755,117
    Fluor Corp...........................................    19,537   1,001,271
    Forrester Research, Inc..............................     1,137      52,586
    Fortive Corp.........................................    40,349   3,311,846
    Fortune Brands Home & Security, Inc..................    20,832   1,208,256
    Forward Air Corp.....................................     4,083     260,904
*   Franklin Covey Co....................................     1,500      38,325
    Franklin Electric Co., Inc...........................     5,400     267,030
    FreightCar America, Inc..............................     1,200      21,972
*   FTI Consulting, Inc..................................     5,774     455,915
*   Gardner Denver Holdings, Inc.........................    15,674     448,433
#   GATX Corp............................................     4,700     386,998
*   Gencor Industries, Inc...............................       600       9,000
*   Generac Holdings, Inc................................     7,928     426,130
    General Dynamics Corp................................    33,346   6,661,197
    General Electric Co.................................. 1,136,991  15,497,187
*   Genesee & Wyoming, Inc., Class A.....................     9,401     808,486
*   Gibraltar Industries, Inc............................     4,240     184,228
    Global Brass & Copper Holdings, Inc..................     2,967      97,763
*   GMS, Inc.............................................     4,371     114,695
#*  Goldfield Corp. (The)................................     1,983       9,419
    Gorman-Rupp Co. (The)................................     2,441      92,367
*   GP Strategies Corp...................................     1,842      34,814
    Graco, Inc...........................................    24,201   1,116,634
    Graham Corp..........................................     1,500      39,945
    Granite Construction, Inc............................     4,644     250,544
*   Great Lakes Dredge & Dock Corp.......................     6,665      35,991
#   Greenbrier Cos., Inc. (The)..........................     4,212     238,610
    Griffon Corp.........................................     5,003      89,554
    H&E Equipment Services, Inc..........................     7,853     288,912
    Harris Corp..........................................    15,354   2,532,642
*   Harsco Corp..........................................    11,788     298,826
#   Hawaiian Holdings, Inc...............................     5,838     234,104
*   HD Supply Holdings, Inc..............................    25,171   1,107,021
#   Healthcare Services Group, Inc.......................     8,963     360,850
#   Heartland Express, Inc...............................     5,162      99,059
#   HEICO Corp...........................................     5,663     432,483
    HEICO Corp., Class A.................................    11,035     714,516
    Heidrick & Struggles International, Inc..............     1,861      76,115
#*  Herc Holdings, Inc...................................     3,876     220,234
    Herman Miller, Inc...................................     7,886     298,485
#*  Hertz Global Holdings, Inc...........................     7,295     111,103
    Hexcel Corp..........................................    13,057     901,064
#*  Hill International, Inc..............................     4,200      23,100
    Hillenbrand, Inc.....................................     8,097     406,469
    HNI Corp.............................................     5,673     245,471
    Honeywell International, Inc.........................   100,094  15,980,007
*   Hub Group, Inc., Class A.............................     4,335     201,144
#   Hubbell, Inc.........................................     6,730     829,473
*   Hudson Global, Inc...................................     3,600       6,120
    Huntington Ingalls Industries, Inc...................     6,291   1,466,118
    Hurco Cos., Inc......................................       883      39,117
*   Huron Consulting Group, Inc..........................     2,384     104,062
    Hyster-Yale Materials Handling, Inc..................     1,066      70,100
    ICF International, Inc...............................     1,750     128,888
    IDEX Corp............................................    10,641   1,634,245
*   IES Holdings, Inc....................................       858      15,401

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CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
    Illinois Tool Works, Inc.............................  40,302 $ 5,776,486
    Ingersoll-Rand P.L.C.................................  33,095   3,260,188
*   InnerWorkings, Inc...................................   5,543      49,111
#*  Innovative Solutions & Support, Inc..................   1,906       5,604
    Insperity, Inc.......................................   5,654     537,695
    Insteel Industries, Inc..............................   2,000      82,260
    Interface, Inc.......................................  12,469     279,306
    ITT, Inc.............................................  10,889     617,080
    Jacobs Engineering Group, Inc........................  16,946   1,146,058
    JB Hunt Transport Services, Inc......................  11,257   1,349,714
#*  JELD-WEN Holding, Inc................................   7,812     214,361
*   JetBlue Airways Corp.................................  44,120     794,160
#   John Bean Technologies Corp..........................   4,198     464,299
    Johnson Controls International P.L.C................. 122,217   4,584,360
    Kadant, Inc..........................................   1,300     125,580
    Kaman Corp...........................................   3,749     248,259
    Kansas City Southern.................................  12,659   1,471,862
    KAR Auction Services, Inc............................  19,875   1,181,569
    KBR, Inc.............................................  20,590     411,388
    Kelly Services, Inc., Class A........................   6,029     146,444
#   Kennametal, Inc......................................  11,431     445,352
    Kforce, Inc..........................................   3,290     124,362
    Kimball International, Inc., Class B.................   5,500      88,825
#*  Kirby Corp...........................................   7,885     658,003
*   KLX, Inc.............................................   6,951     507,771
#   Knight-Swift Transportation Holdings, Inc............  18,185     591,922
    Knoll, Inc...........................................   5,103     115,073
    Korn/Ferry International.............................   6,571     433,555
#*  Kratos Defense & Security Solutions, Inc.............  11,735     151,616
    L3 Technologies, Inc.................................   9,787   2,098,724
    Landstar System, Inc.................................   5,210     579,092
*   Lawson Products, Inc.................................     649      17,555
*   LB Foster Co., Class A...............................     581      14,264
    Lennox International, Inc............................   5,200   1,128,816
#   Lincoln Electric Holdings, Inc.......................   8,460     794,732
#   Lindsay Corp.........................................   1,349     126,995
    Lockheed Martin Corp.................................  34,277  11,177,730
#   LSC Communications, Inc..............................   3,156      47,403
    LSI Industries, Inc..................................   2,400      11,736
*   Lydall, Inc..........................................   2,505     116,232
#   Macquarie Infrastructure Corp........................  10,514     477,441
#*  Manitowoc Co., Inc. (The)............................   7,211     191,019
    ManpowerGroup, Inc...................................   8,643     806,046
    Marten Transport, Ltd................................   5,596     122,273
    Masco Corp...........................................  41,826   1,686,843
*   Masonite International Corp..........................   3,796     259,077
#*  MasTec, Inc..........................................  10,000     465,500
    Matson, Inc..........................................   5,500     198,000
    Matthews International Corp., Class A................   3,280     172,364
    McGrath RentCorp.....................................   2,486     147,619
#*  Mercury Systems, Inc.................................   4,602     192,041
*   Meritor, Inc.........................................  14,164     291,778
#*  Middleby Corp. (The).................................   7,921     811,744
*   Milacron Holdings Corp...............................   9,336     194,656
    Miller Industries, Inc...............................   1,421      37,017
*   Mistras Group, Inc...................................   1,002      21,082
    Mobile Mini, Inc.....................................   7,093     302,516
    Moog, Inc., Class A..................................   3,953     296,515
*   MRC Global, Inc......................................   9,795     221,857

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CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
INDUSTRIALS -- (Continued)
    MSA Safety, Inc......................................  4,181 $  421,779
    MSC Industrial Direct Co., Inc., Class A.............  5,817    492,293
    Mueller Industries, Inc..............................  5,800    192,038
    Mueller Water Products, Inc., Class A................ 31,833    393,138
#   Multi-Color Corp.....................................  2,739    181,733
*   MYR Group, Inc.......................................  2,509     92,557
#   National Presto Industries, Inc......................    737     91,867
*   Navigant Consulting, Inc.............................  4,323     94,068
*   Navistar International Corp..........................  7,388    318,201
*   NCI Building Systems, Inc............................  3,774     60,195
    Nielsen Holdings P.L.C............................... 45,211  1,065,171
*   NL Industries, Inc...................................  3,428     29,309
#   NN, Inc..............................................  4,940    106,210
#   Nordson Corp.........................................  7,302    979,271
    Norfolk Southern Corp................................ 38,140  6,445,660
    Northrop Grumman Corp................................ 22,005  6,612,282
#*  NOW, Inc............................................. 11,296    168,875
#*  NV5 Global, Inc......................................  1,450    109,185
*   nVent Electric P.L.C................................. 22,197    608,198
    Old Dominion Freight Line, Inc.......................  7,900  1,159,720
#   Omega Flex, Inc......................................    302     27,869
*   Orion Group Holdings, Inc............................  2,500     22,925
    Oshkosh Corp.........................................  9,200    692,300
    Owens Corning........................................ 13,944    867,596
    PACCAR, Inc.......................................... 44,385  2,916,982
*   PAM Transportation Services, Inc.....................    235     12,819
    Parker-Hannifin Corp................................. 17,426  2,945,865
    Park-Ohio Holdings Corp..............................  1,300     48,685
*   Patrick Industries, Inc..............................  3,289    201,451
#   Pendrell Corp........................................     12      8,268
#   Pentair P.L.C........................................ 22,197    991,096
*   Perma-Pipe International Holdings, Inc...............  1,091      9,874
*   PGT Innovations, Inc.................................  7,509    180,216
    PICO Holdings, Inc...................................  1,800     21,780
    Pitney Bowes, Inc.................................... 24,413    213,126
    Powell Industries, Inc...............................    700     25,655
    Primoris Services Corp...............................  3,853    104,070
*   Proto Labs, Inc......................................  4,110    512,312
    Quad/Graphics, Inc...................................  2,303     47,350
    Quanex Building Products Corp........................  3,800     67,260
*   Quanta Services, Inc................................. 20,101    684,841
    Raven Industries, Inc................................  5,746    222,945
    Raytheon Co.......................................... 37,973  7,519,793
*   RBC Bearings, Inc....................................  3,951    574,396
    RCM Technologies, Inc................................    395      1,920
    Regal Beloit Corp....................................  4,771    410,067
    Reis, Inc............................................  1,130     24,126
    Republic Services, Inc............................... 31,237  2,264,058
    Resources Connection, Inc............................  4,266     67,829
*   Rexnord Corp......................................... 15,137    457,743
#*  Roadrunner Transportation Systems, Inc...............  1,537      3,366
    Robert Half International, Inc....................... 17,753  1,344,967
    Rockwell Automation, Inc............................. 17,020  3,192,271
    Rockwell Collins, Inc................................ 20,102  2,793,977
    Rollins, Inc......................................... 12,600    692,244
    Roper Technologies, Inc.............................. 13,344  4,028,554
*   Rush Enterprises, Inc., Class A......................  4,816    217,153
    Ryder System, Inc....................................  6,304    493,603
*   Saia, Inc............................................  4,202    316,621

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CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
#   Schneider National, Inc., Class B....................   7,542 $   197,148
#*  Sensata Technologies Holding P.L.C...................  23,802   1,294,115
*   SIFCO Industries, Inc................................     100         515
    Simpson Manufacturing Co., Inc.......................   6,128     447,099
#*  SiteOne Landscape Supply, Inc........................   4,819     429,662
    SkyWest, Inc.........................................   5,941     355,866
#   Snap-on, Inc.........................................   6,986   1,184,756
    Southwest Airlines Co................................  81,139   4,719,044
*   SP Plus Corp.........................................   2,343      91,377
    Spartan Motors, Inc..................................   3,375      49,781
*   Sparton Corp.........................................     400       5,972
    Spirit AeroSystems Holdings, Inc., Class A...........  17,100   1,594,575
#*  Spirit Airlines, Inc.................................   8,251     358,423
*   SPX Corp.............................................   7,521     279,029
*   SPX FLOW, Inc........................................   5,735     272,527
    Standex International Corp...........................   1,820     188,643
    Stanley Black & Decker, Inc..........................  20,397   3,048,740
    Steelcase, Inc., Class A.............................  13,910     191,263
*   Stericycle, Inc......................................  10,328     721,514
#*  Sterling Construction Co., Inc.......................   1,440      19,339
    Sun Hydraulics Corp..................................   3,335     173,620
    Systemax, Inc........................................     373      16,681
#*  Team, Inc............................................   2,701      58,882
*   Teledyne Technologies, Inc...........................   4,413     968,300
    Tennant Co...........................................   3,010     244,864
#   Terex Corp...........................................  13,631     601,400
    Tetra Tech, Inc......................................   8,557     520,266
*   Textainer Group Holdings, Ltd........................   2,100      33,390
    Textron, Inc.........................................  32,323   2,206,691
*   Thermon Group Holdings, Inc..........................   2,619      65,658
    Timken Co. (The).....................................   8,560     421,580
    Titan International, Inc.............................  10,655     112,836
*   Titan Machinery, Inc.................................   1,496      22,649
    Toro Co. (The).......................................  13,600     818,584
#   TransDigm Group, Inc.................................   6,517   2,447,394
    TransUnion...........................................  21,586   1,562,826
#*  Trex Co., Inc........................................   9,632     748,792
*   TriMas Corp..........................................   6,804     201,398
*   TriNet Group, Inc....................................   4,241     228,378
    Trinity Industries, Inc..............................  19,000     723,900
    Triton International, Ltd............................   5,967     210,038
#   Triumph Group, Inc...................................   9,229     192,425
*   TrueBlue, Inc........................................   6,946     187,889
#*  Tutor Perini Corp....................................   3,160      58,460
*   Twin Disc, Inc.......................................     668      17,508
*   Ultralife Corp.......................................   2,100      21,105
    UniFirst Corp........................................   1,640     306,926
    Union Pacific Corp................................... 105,247  15,775,473
*   United Continental Holdings, Inc.....................  39,907   3,208,523
    United Parcel Service, Inc., Class B.................  92,539  11,094,501
*   United Rentals, Inc..................................  10,912   1,623,706
    United Technologies Corp............................. 100,842  13,688,293
#*  Univar, Inc..........................................  11,753     323,090
    Universal Forest Products, Inc.......................   8,425     310,377
    Universal Logistics Holdings, Inc....................     888      29,748
    US Ecology, Inc......................................   3,770     255,606
*   USA Truck, Inc.......................................   1,235      26,948
*   USG Corp.............................................  10,369     448,148
    Valmont Industries, Inc..............................   2,900     404,985

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CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
INDUSTRIALS -- (Continued)
*   Vectrus, Inc.........................................   1,092 $     34,300
*   Verisk Analytics, Inc................................  19,810    2,191,382
*   Veritiv Corp.........................................     831       31,827
    Viad Corp............................................   3,896      223,630
*   Vicor Corp...........................................   1,200       69,060
    Virco Manufacturing Corp.............................   1,718        8,332
    VSE Corp.............................................   1,600       68,960
#   Wabash National Corp.................................   6,947      137,551
*   WABCO Holdings, Inc..................................   7,200      904,896
#   Wabtec Corp..........................................  11,456    1,263,826
*   WageWorks, Inc.......................................   4,611      243,461
    Waste Management, Inc................................  56,793    5,111,370
#   Watsco, Inc..........................................   3,890      671,064
    Watts Water Technologies, Inc., Class A..............   3,317      283,769
#*  Welbilt, Inc.........................................  19,164      436,939
    Werner Enterprises, Inc..............................   7,998      297,926
#*  Wesco Aircraft Holdings, Inc.........................   7,013       83,805
*   WESCO International, Inc.............................   5,771      352,031
*   Williams Industrial Services.........................   1,290        3,535
*   Willis Lease Finance Corp............................     400       12,488
    Woodward, Inc........................................   6,716      558,838
#   WW Grainger, Inc.....................................   6,800    2,356,608
#*  XPO Logistics, Inc...................................  15,218    1,517,539
    Xylem, Inc...........................................  23,455    1,795,715
*   YRC Worldwide, Inc...................................   3,260       31,752
                                                                  ------------
TOTAL INDUSTRIALS........................................          407,133,504
                                                                  ------------
INFORMATION TECHNOLOGY -- (24.7%)
#*  2U, Inc..............................................   6,723      508,662
#*  3D Systems Corp......................................  10,300      125,351
    Accenture P.L.C., Class A............................  88,405   14,085,569
*   ACI Worldwide, Inc...................................  19,848      512,872
    Activision Blizzard, Inc.............................  95,558    7,015,868
*   Acxiom Corp..........................................   9,839      398,873
*   ADDvantage Technologies Group, Inc...................     400          580
*   Adobe Systems, Inc...................................  66,114   16,176,774
    ADTRAN, Inc..........................................   5,562       90,383
*   Advanced Energy Industries, Inc......................   6,244      382,383
#*  Advanced Micro Devices, Inc.......................... 112,836    2,068,284
*   Agilysys, Inc........................................   2,000       32,900
*   Akamai Technologies, Inc.............................  22,569    1,698,543
#*  Alarm.com Holdings, Inc..............................   1,168       50,072
    Alliance Data Systems Corp...........................   6,588    1,481,509
*   Alpha & Omega Semiconductor, Ltd.....................   1,918       25,624
*   Alphabet, Inc., Class A..............................  40,495   49,696,274
*   Alphabet, Inc., Class C..............................  42,496   51,728,681
#*  Ambarella, Inc.......................................   2,478       97,088
    Amdocs, Ltd..........................................  17,972    1,214,548
    American Software, Inc., Class A.....................   2,676       40,033
*   Amkor Technology, Inc................................  20,848      180,961
    Amphenol Corp., Class A..............................  38,428    3,593,402
    Analog Devices, Inc..................................  49,409    4,750,181
#*  ANGI Homeservices, Inc., Class A.....................   7,188      112,923
*   Anixter International, Inc...........................   4,870      355,023
*   ANSYS, Inc...........................................  11,392    1,923,881
#*  Appfolio, Inc., Class A..............................   1,802      130,104
    Apple, Inc........................................... 683,380  130,040,380
    Applied Materials, Inc............................... 140,692    6,841,852
*   Applied Optoelectronics, Inc.........................   1,642       63,102

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
                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
*   Arista Networks, Inc.................................   6,356 $ 1,625,420
*   ARRIS International P.L.C............................  23,050     582,243
*   Arrow Electronics, Inc...............................  12,705     963,547
*   Aspen Technology, Inc................................  11,112   1,064,418
#*  Atlassian Corp. P.L.C., Class A......................  10,726     776,670
*   Autodesk, Inc........................................  28,225   3,625,219
    Automatic Data Processing, Inc.......................  57,942   7,821,591
*   Aviat Networks, Inc..................................     506       7,717
#*  Avid Technology, Inc.................................   3,971      22,277
    Avnet, Inc...........................................  16,772     735,452
    AVX Corp.............................................   6,815     141,616
*   Aware, Inc...........................................   2,752      10,320
*   Axcelis Technologies, Inc............................   6,777     149,094
#*  AXT, Inc.............................................   3,074      23,209
#   Badger Meter, Inc....................................   4,800     250,320
    Bel Fuse, Inc., Class B..............................   1,175      26,438
#   Belden, Inc..........................................   5,549     359,298
    Benchmark Electronics, Inc...........................   6,470     156,574
#   Black Box Corp.......................................   2,047       2,804
*   Black Knight, Inc....................................  19,942   1,030,004
#   Blackbaud, Inc.......................................   7,414     739,991
    Booz Allen Hamilton Holding Corp.....................  20,028     946,724
*   Bottomline Technologies de, Inc......................   3,763     202,826
    Broadcom, Inc........................................  54,905  12,176,282
    Broadridge Financial Solutions, Inc..................  14,590   1,648,378
    Brooks Automation, Inc...............................   8,686     265,618
    CA, Inc..............................................  38,530   1,703,411
    Cabot Microelectronics Corp..........................   4,000     481,800
*   CACI International, Inc., Class A....................   3,815     668,388
*   Cadence Design Systems, Inc..........................  36,622   1,614,664
#*  CalAmp Corp..........................................   5,287     120,332
*   Calix, Inc...........................................   3,886      27,396
#*  Carbonite, Inc.......................................   6,862     235,367
*   Cardtronics P.L.C., Class A..........................   5,453     138,070
*   Cars.com, Inc........................................  12,288     348,611
    Cass Information Systems, Inc........................   1,669     112,407
    CDK Global, Inc......................................  16,506   1,030,800
    CDW Corp.............................................  18,056   1,518,329
*   CEVA, Inc............................................   3,116      93,792
#*  Ciena Corp...........................................  22,310     566,674
#*  Cirrus Logic, Inc....................................   7,925     342,836
    Cisco Systems, Inc................................... 659,405  27,886,237
*   Citrix Systems, Inc..................................  19,517   2,146,284
#*  Clearfield, Inc......................................     574       7,433
    Cognex Corp..........................................  24,173   1,275,851
    Cognizant Technology Solutions Corp., Class A........  78,692   6,413,398
#*  Coherent, Inc........................................   3,548     560,797
#   Cohu, Inc............................................   3,310      83,346
#*  CommScope Holding Co., Inc...........................  28,077     901,552
    Communications Systems, Inc..........................   1,155       4,170
*   Computer Task Group, Inc.............................   1,400       8,428
*   comScore, Inc........................................   3,105      62,100
    Comtech Telecommunications Corp......................   6,494     218,198
*   Conduent, Inc........................................  23,477     421,647
#*  Control4 Corp........................................   4,282     108,891
#   Convergys Corp.......................................  11,700     287,820
*   CoreLogic, Inc.......................................  11,749     572,176
    Corning, Inc......................................... 125,954   4,179,154
#*  Cray, Inc............................................   5,750     143,463

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
                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
#*  Cree, Inc............................................  12,370 $   583,246
#   CSG Systems International, Inc.......................   4,900     199,283
    CTS Corp.............................................   5,571     194,428
#*  CyberOptics Corp.....................................   1,199      22,481
#   Cypress Semiconductor Corp...........................  49,729     885,673
    Daktronics, Inc......................................   4,150      35,649
*   Dell Technologies, Inc., Class V.....................  24,894   2,303,193
*   DHI Group, Inc.......................................   4,237       8,898
#   Diebold Nixdorf, Inc.................................   9,200     104,420
*   Digi International, Inc..............................   2,040      27,540
*   Diodes, Inc..........................................   6,555     243,584
    Dolby Laboratories, Inc., Class A....................   8,303     535,128
*   DSP Group, Inc.......................................   3,109      38,863
    DXC Technology Co....................................  38,464   3,259,439
*   eBay, Inc............................................ 132,294   4,425,234
#   Ebix, Inc............................................   2,616     207,580
*   EchoStar Corp., Class A..............................   7,945     357,446
*   Edgewater Technology, Inc............................   1,000       5,120
#*  Electro Scientific Industries, Inc...................   2,430      43,813
*   Electronic Arts, Inc.................................  41,740   5,374,025
#*  Electronics For Imaging, Inc.........................   6,167     210,418
#*  Ellie Mae, Inc.......................................   5,300     525,866
#*  EMCORE Corp..........................................     827       4,176
*   Endurance International Group Holdings, Inc..........   7,661      62,820
    Entegris, Inc........................................  20,172     709,046
#*  Envestnet, Inc.......................................   3,212     188,223
*   EPAM Systems, Inc....................................   7,536     981,263
*   ePlus, Inc...........................................   2,095     206,672
*   Etsy, Inc............................................   7,599     310,495
*   Euronet Worldwide, Inc...............................   6,400     588,416
*   Everi Holdings, Inc..................................   5,930      43,586
    EVERTEC, Inc.........................................   5,481     127,707
*   ExlService Holdings, Inc.............................   4,142     247,029
*   F5 Networks, Inc.....................................   8,448   1,447,818
#*  Fabrinet.............................................   5,460     213,595
*   Facebook, Inc., Class A.............................. 326,275  56,308,539
*   Fair Isaac Corp......................................   4,225     851,168
*   FARO Technologies, Inc...............................   2,100     136,710
    Fidelity National Information Services, Inc..........  44,902   4,630,743
*   Finisar Corp.........................................  14,575     245,589
*   First Data Corp., Class A............................  51,758   1,203,891
*   First Solar, Inc.....................................  11,754     615,322
*   Fiserv, Inc..........................................  57,740   4,358,215
#*  Fitbit, Inc., Class A................................  21,359     126,659
*   FleetCor Technologies, Inc...........................  12,033   2,611,161
*   Flex, Ltd............................................  69,859     975,232
    FLIR Systems, Inc....................................  19,256   1,128,402
*   FormFactor, Inc......................................  14,792     191,556
*   Fortinet, Inc........................................  20,161   1,268,329
*   Frequency Electronics, Inc...........................     798       6,623
#*  Gartner, Inc.........................................  12,802   1,733,775
    Genpact, Ltd.........................................  19,693     598,273
    Global Payments, Inc.................................  21,367   2,405,283
*   Globant SA...........................................   1,246      69,078
*   Glu Mobile, Inc......................................   1,098       5,852
*   GoDaddy, Inc., Class A...............................  17,055   1,255,589
*   GrubHub, Inc.........................................  12,033   1,466,702
*   GSE Systems, Inc.....................................   1,745       5,148
*   GSI Technology, Inc..................................   2,032      13,919

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
                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
#*  GTT Communications, Inc..............................   5,314 $   236,207
#*  Guidewire Software, Inc..............................  11,718   1,010,092
    Hackett Group, Inc. (The)............................   5,500      99,165
#*  Harmonic, Inc........................................  10,205      46,943
    Hewlett Packard Enterprise Co........................ 216,828   3,347,824
    HP, Inc.............................................. 228,228   5,267,502
#*  HubSpot, Inc.........................................   5,122     635,640
*   IAC/InterActiveCorp..................................  10,568   1,556,138
#*  Ichor Holdings, Ltd..................................   1,685      35,385
#*  ID Systems, Inc......................................   1,700      11,560
*   IEC Electronics Corp.................................     638       3,305
#*  II-VI, Inc...........................................   6,993     274,126
*   Imperva Inc..........................................     878      40,608
#*  Infinera Corp........................................  23,990     199,597
#*  Inphi Corp...........................................   2,439      76,682
*   Insight Enterprises, Inc.............................   4,020     202,085
*   Integrated Device Technology, Inc....................  17,881     615,643
    Intel Corp........................................... 629,586  30,283,087
    InterDigital, Inc....................................   4,500     371,025
#*  Internap Corp........................................   1,963      19,394
    International Business Machines Corp................. 123,580  17,910,449
#*  Intevac, Inc.........................................   2,384      11,205
    Intuit, Inc..........................................  31,946   6,524,651
*   IPG Photonics Corp...................................   5,020     823,481
#*  Iteris, Inc..........................................     600       2,946
*   Itron, Inc...........................................   6,999     428,339
#   j2 Global, Inc.......................................   6,483     550,018
    Jabil, Inc...........................................  21,394     602,669
    Jack Henry & Associates, Inc.........................  10,390   1,399,533
    Juniper Networks, Inc................................  44,530   1,172,920
*   KEMET Corp...........................................   8,818     229,180
*   Key Tronic Corp......................................     749       6,052
*   Keysight Technologies, Inc...........................  25,991   1,507,478
*   Kimball Electronics, Inc.............................   1,875      38,156
    KLA-Tencor Corp......................................  18,912   2,220,647
#*  Knowles Corp.........................................   9,690     168,218
#*  Kopin Corp...........................................   8,696      26,610
    Kulicke & Soffa Industries, Inc......................   8,552     225,431
*   KVH Industries, Inc..................................   2,000      24,800
    Lam Research Corp....................................  22,420   4,274,149
*   Lattice Semiconductor Corp...........................  18,052     138,820
*   Leaf Group, Ltd......................................     553       6,470
    Leidos Holdings, Inc.................................  18,722   1,280,959
*   Limelight Networks, Inc..............................  14,758      65,821
*   Liquidity Services, Inc..............................     652       4,597
#   Littelfuse, Inc......................................   3,569     773,831
    LogMeIn, Inc.........................................   7,314     592,800
#*  Lumentum Holdings, Inc...............................   7,931     414,395
*   Luxoft Holding, Inc..................................   2,013      76,494
#*  MACOM Technology Solutions Holdings, Inc.............   4,158      86,611
#*  MagnaChip Semiconductor Corp.........................   2,100      24,360
#*  Manhattan Associates, Inc............................   8,776     422,301
    ManTech International Corp., Class A.................   3,538     211,749
    Marchex, Inc., Class B...............................   3,183       9,708
    Marvell Technology Group, Ltd........................  79,519   1,694,550
    Mastercard, Inc., Class A............................ 125,122  24,774,156
#*  Match Group, Inc.....................................  10,128     365,823
    Maxim Integrated Products, Inc.......................  35,287   2,157,447
    MAXIMUS, Inc.........................................   8,503     551,079

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
                                                          SHARES     VALUE+
                                                          ------- ------------
INFORMATION TECHNOLOGY -- (Continued)
#*  MaxLinear, Inc.......................................   9,642 $    166,903
#*  Maxwell Technologies, Inc............................     703        3,227
#   Mesa Laboratories, Inc...............................     300       60,669
    Methode Electronics, Inc.............................   5,669      222,508
#   Microchip Technology, Inc............................  29,998    2,802,713
*   Micron Technology, Inc............................... 155,023    8,183,664
    Microsoft Corp....................................... 995,888  105,643,799
*   MicroStrategy, Inc., Class A.........................   1,168      152,015
#*  Mimecast, Ltd........................................   2,298       82,521
    MKS Instruments, Inc.................................   7,490      706,307
*   MoneyGram International, Inc.........................   1,383        9,045
    Monolithic Power Systems, Inc........................   5,983      793,824
    Monotype Imaging Holdings, Inc.......................   4,300       88,795
    Motorola Solutions, Inc..............................  19,841    2,406,713
    MTS Systems Corp.....................................   3,390      184,840
*   Nanometrics, Inc.....................................   6,070      228,596
    National Instruments Corp............................  15,865      695,046
#*  NCR Corp.............................................  16,791      468,805
#*  NeoPhotonics Corp....................................   3,780       24,079
    NetApp, Inc..........................................  35,539    2,754,983
*   NETGEAR, Inc.........................................   3,951      260,173
#*  NetScout Systems, Inc................................  11,014      295,175
*   New Relic, Inc.......................................   5,322      519,959
#   NIC, Inc.............................................   8,518      139,695
*   Novanta, Inc.........................................   4,534      282,695
*   Nuance Communications, Inc...........................  33,216      490,600
*   Nutanix, Inc., Class A...............................  15,443      755,008
    NVIDIA Corp..........................................  82,596   20,224,457
*   Oclaro, Inc..........................................  16,500      139,590
#*  Okta, Inc............................................   8,932      443,474
*   ON Semiconductor Corp................................  56,212    1,239,475
*   OneSpan, Inc.........................................     601        9,796
#*  Optical Cable Corp...................................   1,300        4,940
    Oracle Corp.......................................... 411,580   19,624,134
*   OSI Systems, Inc.....................................   2,078      165,741
*   Palo Alto Networks, Inc..............................  11,581    2,296,049
#*  PAR Technology Corp..................................   1,750       32,690
    Park Electrochemical Corp............................   2,544       56,248
    Paychex, Inc.........................................  40,914    2,823,884
#*  Paycom Software, Inc.................................   5,822      618,588
*   Paylocity Holding Corp...............................   2,695      156,310
*   PayPal Holdings, Inc................................. 154,446   12,686,194
    PC Connection, Inc...................................   1,900       64,315
#*  PCM, Inc.............................................   1,468       32,443
    PC-Tel, Inc..........................................   2,700       16,713
#*  PDF Solutions, Inc...................................   3,109       32,645
    Pegasystems, Inc.....................................   4,961      275,832
#*  Perceptron, Inc......................................     528        5,364
*   Perficient, Inc......................................   2,556       67,274
    Perspecta, Inc.......................................  19,232      417,334
*   Photronics, Inc......................................   5,488       49,392
    Plantronics, Inc.....................................   4,499      308,901
#*  Plexus Corp..........................................   3,889      231,084
    Power Integrations, Inc..............................   4,366      312,169
*   PRGX Global, Inc.....................................   2,100       19,005
    Progress Software Corp...............................   6,750      248,333
#*  Proofpoint, Inc......................................   6,624      755,467
#*  PTC, Inc.............................................  14,595    1,341,426
#*  Pure Storage, Inc., Class A..........................  18,022      390,357

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
                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
#   QAD, Inc., Class A...................................     739 $    36,802
    QAD, Inc., Class B...................................     184       7,176
*   Qorvo, Inc...........................................  16,501   1,349,122
    QUALCOMM, Inc........................................ 200,435  12,845,879
#*  Qualys, Inc..........................................   3,050     265,655
#*  QuinStreet, Inc......................................   2,500      33,150
*   Qumu Corp............................................   1,254       3,072
*   Quotient Technology Inc..............................   3,456      50,976
*   Rambus, Inc..........................................  11,313     139,829
*   RealNetworks, Inc....................................   3,050      10,950
#*  RealPage, Inc........................................   8,815     485,707
*   Red Hat, Inc.........................................  23,009   3,249,561
*   Ribbon Communications, Inc...........................   7,000      47,495
*   RingCentral, Inc., Class A...........................   7,479     551,576
*   Rogers Corp..........................................   2,468     287,695
*   Rosetta Stone, Inc...................................   1,296      19,051
*   Rubicon Project, Inc. (The)..........................   1,283       3,695
*   Rudolph Technologies, Inc............................   6,603     188,846
    Sabre Corp...........................................  29,041     714,989
*   salesforce.com, Inc..................................  94,382  12,944,491
*   Sanmina Corp.........................................   8,298     241,472
*   ScanSource, Inc......................................   2,184      90,090
    Science Applications International Corp..............   5,128     432,649
*   Seachange International, Inc.........................   3,000       9,180
    Seagate Technology P.L.C.............................  35,310   1,858,012
*   Semtech Corp.........................................   9,964     472,792
*   ServiceNow, Inc......................................  22,805   4,012,768
*   Shutterstock, Inc....................................   1,762      81,175
#*  Sigma Designs, Inc...................................   2,500      15,125
*   Silicon Laboratories, Inc............................   5,917     563,594
    Skyworks Solutions, Inc..............................  23,303   2,203,998
#*  Snap, Inc., Class A..................................  45,813     572,663
#*  SolarEdge Technologies, Inc..........................   4,173     222,212
*   Splunk, Inc..........................................  17,800   1,710,580
#*  Square, Inc., Class A................................  36,077   2,332,378
    SS&C Technologies Holdings, Inc......................  25,338   1,344,688
*   Stamps.com, Inc......................................   2,290     597,690
#*  StarTek, Inc.........................................   2,385      18,317
*   Steel Connect, Inc...................................   5,100      10,812
#*  Stratasys, Ltd.......................................   5,216     101,295
#*  Super Micro Computer, Inc............................   3,909      86,389
*   Sykes Enterprises, Inc...............................   6,423     190,506
    Symantec Corp........................................  78,441   1,586,077
#*  Synaptics, Inc.......................................   4,600     230,506
#*  Synchronoss Technologies, Inc........................   4,866      20,583
    SYNNEX Corp..........................................   3,406     328,577
*   Synopsys, Inc........................................  19,568   1,749,966
*   Syntel, Inc..........................................   4,000     162,360
*   Tableau Software, Inc., Class A......................   9,273     955,768
*   Take-Two Interactive Software, Inc...................  15,002   1,695,526
    TE Connectivity, Ltd.................................  45,994   4,303,659
*   Tech Data Corp.......................................   4,313     359,747
#*  Teradata Corp........................................  15,885     608,237
    Teradyne, Inc........................................  25,310   1,094,657
    TESSCO Technologies, Inc.............................   1,314      24,375
    Texas Instruments, Inc............................... 131,060  14,589,599
    TiVo Corp............................................  15,854     192,626
    Total System Services, Inc...........................  19,883   1,820,090
#*  Trade Desk, Inc. (The), Class A......................   4,351     366,876

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
                                                          SHARES     VALUE+
                                                          ------- ------------
INFORMATION TECHNOLOGY -- (Continued)
    TransAct Technologies, Inc...........................     600 $      6,630
    Travelport Worldwide, Ltd............................  22,094      417,577
*   Trimble, Inc.........................................  33,593    1,185,833
*   TrueCar Inc..........................................   4,430       49,262
    TTEC Holdings, Inc...................................   2,400       77,160
#*  TTM Technologies, Inc................................  10,121      175,701
#*  Twilio Inc...........................................   8,738      505,843
*   Twitter, Inc.........................................  87,298    2,782,187
*   Tyler Technologies, Inc..............................   4,925    1,108,076
#*  Ubiquiti Networks, Inc...............................   3,500      289,030
#*  Ultimate Software Group, Inc. (The)..................   3,935    1,089,562
#*  Ultra Clean Holdings, Inc............................   5,216       69,999
#*  Unisys Corp..........................................   4,732       60,806
#   Universal Display Corp...............................   5,478      527,531
#*  Veeco Instruments, Inc...............................   7,954      116,526
*   VeriFone Systems, Inc................................  12,403      284,029
*   Verint Systems, Inc..................................   8,843      397,051
*   VeriSign, Inc........................................  12,780    1,856,039
    Versum Materials, Inc................................  15,347      591,627
#*  ViaSat, Inc..........................................   7,267      511,161
#*  Viavi Solutions, Inc.................................  25,300      256,036
*   Virtusa Corp.........................................   3,423      180,837
#   Visa, Inc., Class A.................................. 242,113   33,106,532
#   Vishay Intertechnology, Inc..........................  18,328      458,200
*   Vishay Precision Group, Inc..........................   1,973       78,723
*   VMware, Inc., Class A................................   9,342    1,350,760
    Wayside Technology Group, Inc........................     152        2,052
*   Web.com Group, Inc...................................   4,305      108,271
    Western Digital Corp.................................  38,075    2,670,961
#   Western Union Co. (The)..............................  63,452    1,279,192
*   WEX, Inc.............................................   5,640    1,070,585
#*  Workday, Inc., Class A...............................  18,031    2,236,205
*   Worldpay, Inc., Class A..............................  40,044    3,291,216
*   Xcerra Corp..........................................   4,140       58,954
    Xerox Corp...........................................  29,346      762,116
    Xilinx, Inc..........................................  32,218    2,321,951
*   XO Group, Inc........................................   4,000      112,720
    Xperi Corp...........................................   5,553       92,457
#*  Yelp, Inc............................................   9,465      349,069
*   Zebra Technologies Corp., Class A....................   7,337    1,011,992
*   Zedge, Inc., Class B.................................     600        1,782
*   Zendesk, Inc.........................................  15,467      842,487
#*  Zillow Group, Inc., Class C..........................  15,246      849,202
#*  Zillow Group, Inc., Class A..........................   7,369      415,391
*   Zix Corp.............................................   4,055       21,654
*   Zynga, Inc., Class A................................. 117,300      444,567
                                                                  ------------
TOTAL INFORMATION TECHNOLOGY.............................          947,606,248
                                                                  ------------
MATERIALS -- (3.0%)
    A Schulman, Inc......................................   3,119      135,209
*   AdvanSix, Inc........................................   3,590      145,287
    Air Products & Chemicals, Inc........................  28,994    4,759,945
#*  AK Steel Holding Corp................................  44,840      207,609
#   Albemarle Corp.......................................  14,666    1,381,537
*   Alcoa Corp...........................................  25,377    1,098,063
#*  Allegheny Technologies, Inc..........................  16,928      470,598
    American Vanguard Corp...............................   2,950       64,015
    AptarGroup, Inc......................................   8,000      819,440
    Ashland Global Holdings, Inc.........................   9,544      783,658

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CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
MATERIALS -- (Continued)
    Avery Dennison Corp..................................  11,501 $ 1,318,935
*   Axalta Coating Systems, Ltd..........................  30,916     935,209
    Balchem Corp.........................................   4,312     432,450
#   Ball Corp............................................  40,366   1,573,063
    Bemis Co., Inc.......................................  12,291     564,280
*   Berry Global Group, Inc..............................  18,781     917,452
    Boise Cascade Co.....................................   7,452     322,299
    Cabot Corp...........................................   8,136     537,790
    Carpenter Technology Corp............................   6,401     350,583
    Celanese Corp., Series A.............................  18,430   2,176,767
#*  Century Aluminum Co..................................   6,661      85,327
    CF Industries Holdings, Inc..........................  30,115   1,337,708
    Chase Corp...........................................   1,300     160,550
    Chemours Co. (The)...................................  24,155   1,106,541
*   Clearwater Paper Corp................................   2,200      49,720
#*  Cleveland-Cliffs, Inc................................  43,308     467,293
*   Coeur Mining, Inc....................................  24,021     168,147
    Commercial Metals Co.................................  14,074     314,413
#   Compass Minerals International, Inc..................   4,658     316,045
    Core Molding Technologies, Inc.......................     389       5,232
*   Crown Holdings, Inc..................................  17,992     814,498
    Domtar Corp..........................................   7,486     360,975
    DowDuPont, Inc....................................... 312,132  21,465,318
    Eagle Materials, Inc.................................   6,164     612,393
    Eastman Chemical Co..................................  18,099   1,875,418
    Ecolab, Inc..........................................  34,058   4,791,961
*   Ferro Corp...........................................  11,300     254,476
    Ferroglobe P.L.C.....................................   6,858      55,893
#*  Flotek Industries, Inc...............................   5,082      15,754
    FMC Corp.............................................  18,100   1,626,828
    Freeport-McMoRan, Inc................................ 181,005   2,986,583
    Friedman Industries, Inc.............................     599       6,224
    FutureFuel Corp......................................   1,256      17,283
*   GCP Applied Technologies, Inc........................   8,700     253,605
    Graphic Packaging Holding Co.........................  39,100     568,123
    Greif, Inc., Class A.................................   3,847     209,469
    Hawkins, Inc.........................................     888      33,122
    Haynes International, Inc............................   1,800      76,428
#   HB Fuller Co.........................................   6,500     368,420
    Hecla Mining Co......................................  47,181     150,979
    Huntsman Corp........................................  27,984     938,304
*   Ingevity Corp........................................   6,510     648,852
    Innophos Holdings, Inc...............................   2,500     112,950
    Innospec, Inc........................................   3,975     321,776
#   International Flavors & Fragrances, Inc..............   9,544   1,267,061
    International Paper Co...............................  52,000   2,793,960
#*  Intrepid Potash, Inc.................................   5,600      23,912
    Kaiser Aluminum Corp.................................   1,800     200,916
    KapStone Paper and Packaging Corp....................   9,108     316,776
    KMG Chemicals, Inc...................................   1,500     107,700
*   Koppers Holdings, Inc................................   4,720     177,236
*   Kraton Corp..........................................   6,011     289,069
    Kronos Worldwide, Inc................................   2,426      55,167
    Louisiana-Pacific Corp...............................  20,862     561,605
#*  LSB Industries, Inc..................................   2,000      13,140
    LyondellBasell Industries NV, Class A................  44,792   4,962,506
#   Martin Marietta Materials, Inc.......................   7,785   1,552,485
    Materion Corp........................................   4,330     271,491
#   McEwen Mining, Inc...................................  13,772      30,849

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------ ------------
MATERIALS -- (Continued)
    Mercer International, Inc............................  3,588 $     64,405
    Minerals Technologies, Inc...........................  4,300      325,080
    Mosaic Co. (The)..................................... 48,332    1,455,277
    Myers Industries, Inc................................  3,889       83,808
    Neenah, Inc..........................................  2,619      229,948
#   NewMarket Corp.......................................  1,212      496,241
    Newmont Mining Corp.................................. 69,948    2,565,693
    Northern Technologies International Corp.............    300       11,370
    Nucor Corp........................................... 40,717    2,725,189
    Olin Corp............................................ 23,348      688,999
*   OMNOVA Solutions, Inc................................  3,300       30,855
*   Owens-Illinois, Inc.................................. 19,727      368,500
    Packaging Corp. of America........................... 11,700    1,320,930
    PH Glatfelter Co.....................................  4,200       68,754
#*  Platform Specialty Products Corp..................... 23,645      292,252
    PolyOne Corp......................................... 10,028      449,756
    PPG Industries, Inc.................................. 32,665    3,614,709
    Praxair, Inc......................................... 35,225    5,900,188
    Quaker Chemical Corp.................................  2,116      375,675
#   Rayonier Advanced Materials, Inc.....................  4,767       85,997
    Reliance Steel & Aluminum Co.........................  9,186      828,577
#   Royal Gold, Inc......................................  7,699      651,412
#   RPM International, Inc............................... 18,490    1,190,201
#   Schnitzer Steel Industries, Inc., Class A............  5,069      167,024
    Schweitzer-Mauduit International, Inc................  3,186      132,187
#   Scotts Miracle-Gro Co. (The).........................  5,865      465,857
    Sealed Air Corp...................................... 23,412    1,031,767
    Sensient Technologies Corp...........................  5,521      382,937
    Sherwin-Williams Co. (The)........................... 10,876    4,793,379
    Silgan Holdings, Inc................................. 11,200      308,112
    Sonoco Products Co................................... 11,872      662,695
    Southern Copper Corp................................. 10,534      519,958
    Steel Dynamics, Inc.................................. 29,900    1,407,991
    Stepan Co............................................  1,746      152,915
#*  Summit Materials, Inc., Class A...................... 11,741      294,699
*   SunCoke Energy, Inc..................................  6,923       78,991
#   Synalloy Corp........................................    737       15,919
#*  TimkenSteel Corp.....................................  4,280       59,492
*   Trecora Resources....................................    613        9,195
    Tredegar Corp........................................  2,230       58,092
    Trinseo SA...........................................  5,923      442,448
#   Tronox, Ltd., Class A................................ 11,867      218,946
    United States Lime & Minerals, Inc...................    353       27,428
#   United States Steel Corp............................. 20,893      761,132
*   Universal Stainless & Alloy Products, Inc............    545       16,301
#*  US Concrete, Inc.....................................  1,426       72,013
#   Valvoline, Inc....................................... 28,562      645,216
#   Vulcan Materials Co.................................. 16,576    1,856,512
    Westlake Chemical Corp...............................  5,120      548,966
    WestRock Co.......................................... 30,706    1,780,334
    Worthington Industries, Inc..........................  5,920      277,174
    WR Grace & Co........................................  9,200      679,512
                                                                 ------------
TOTAL MATERIALS..........................................         115,885,678
                                                                 ------------
REAL ESTATE -- (0.2%)
    Alexander & Baldwin, Inc............................. 10,579      253,367
#*  Altisource Asset Management Corp.....................    240       15,732
#*  Altisource Portfolio Solutions SA....................  2,400       79,944
*   CBRE Group, Inc., Class A............................ 39,054    1,944,889

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
REAL ESTATE -- (Continued)
#   Consolidated-Tomoka Land Co..........................     681 $    44,612
*   CorePoint Lodging, Inc...............................   6,084     153,682
#*  Forestar Group, Inc..................................     384       8,717
    HFF, Inc., Class A...................................   4,757     214,113
*   Howard Hughes Corp. (The)............................   5,344     724,379
    Jones Lang LaSalle, Inc..............................   6,166   1,054,448
#   Kennedy-Wilson Holdings, Inc.........................  15,273     319,206
#*  Marcus & Millichap, Inc..............................   1,064      42,783
*   Rafael Holdings, Inc., Class B.......................     900       8,190
    RE/MAX Holdings, Inc., Class A.......................   3,149     159,969
#   Realogy Holdings Corp................................  17,722     387,580
#*  St Joe Co. (The).....................................   4,493      79,302
*   Tejon Ranch Co.......................................   1,978      46,285
                                                                  -----------
TOTAL REAL ESTATE........................................           5,537,198
                                                                  -----------
TELECOMMUNICATIONS SERVICES -- (1.8%)
*   Alaska Communications Systems Group, Inc.............   1,400       2,254
    AT&T, Inc............................................ 968,275  30,955,752
    ATN International, Inc...............................   1,149      73,398
*   Boingo Wireless, Inc.................................   6,700     154,837
#   CenturyLink, Inc..................................... 120,412   2,260,133
#*  Cincinnati Bell, Inc.................................   7,080      94,518
#   Cogent Communications Holdings, Inc..................   8,167     424,276
#   Consolidated Communications Holdings, Inc............   8,649     110,188
#   Frontier Communications Corp.........................   9,761      50,952
    IDT Corp., Class B...................................   1,800       9,450
#*  Iridium Communications, Inc..........................   7,958     137,673
#*  ORBCOMM, Inc.........................................   7,396      70,706
    Shenandoah Telecommunications Co.....................   7,800     257,400
    Spok Holdings, Inc...................................   2,839      41,166
#*  Sprint Corp..........................................  89,897     488,141
    Telephone & Data Systems, Inc........................  12,395     312,974
*   T-Mobile US, Inc.....................................  39,494   2,369,640
*   United States Cellular Corp..........................   1,000      34,360
    Verizon Communications, Inc.......................... 555,557  28,688,963
*   Vonage Holdings Corp.................................  25,192     322,710
#   Windstream Holdings, Inc.............................   4,441      15,632
*   Zayo Group Holdings, Inc.............................  27,414   1,016,785
                                                                  -----------
TOTAL TELECOMMUNICATIONS SERVICES........................          67,891,908
                                                                  -----------
UTILITIES -- (2.8%)
    AES Corp.............................................  92,914   1,241,331
    ALLETE, Inc..........................................   7,481     580,002
    Alliant Energy Corp..................................  32,135   1,380,841
    Ameren Corp..........................................  30,263   1,878,122
    American Electric Power Co., Inc.....................  63,173   4,494,127
#   American States Water Co.............................   6,335     380,860
    American Water Works Co., Inc........................  21,747   1,919,173
#   Aqua America, Inc....................................  26,645     984,266
    Artesian Resources Corp., Class A....................     471      17,375
    Atlantica Yield PLC..................................  12,795     262,937
    Atmos Energy Corp....................................  15,777   1,449,433
    Avangrid, Inc........................................   8,231     412,044
    Avista Corp..........................................   8,367     423,203
#   Black Hills Corp.....................................   8,604     515,982
    California Water Service Group.......................   6,569     269,986
    CenterPoint Energy, Inc..............................  53,173   1,514,367
    Chesapeake Utilities Corp............................   2,134     178,936

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                          ------- --------------
UTILITIES -- (Continued)
    CMS Energy Corp......................................  33,660 $    1,627,124
    Connecticut Water Service, Inc.......................   1,422         91,605
    Consolidated Edison, Inc.............................  39,492      3,117,104
#   Consolidated Water Co., Ltd..........................     777         10,917
#   Dominion Energy, Inc.................................  87,064      6,243,359
    DTE Energy Co........................................  22,519      2,444,212
    Duke Energy Corp.....................................  91,405      7,460,476
    Edison International.................................  40,668      2,709,709
    El Paso Electric Co..................................   5,373        334,738
    Entergy Corp.........................................  24,322      1,976,892
    Evergy, Inc..........................................  37,177      2,085,258
    Eversource Energy....................................  41,745      2,534,756
    Exelon Corp.......................................... 126,699      5,384,707
#   FirstEnergy Corp.....................................  59,306      2,101,212
    Genie Energy, Ltd., Class B..........................   1,800          9,360
    Hawaiian Electric Industries, Inc....................  16,851        592,650
#   IDACORP, Inc.........................................   6,882        648,560
    MDU Resources Group, Inc.............................  24,807        719,403
    MGE Energy, Inc......................................   4,689        300,096
    Middlesex Water Co...................................   1,620         71,750
#   National Fuel Gas Co.................................  10,913        586,028
#   New Jersey Resources Corp............................  11,797        545,611
    NextEra Energy, Inc..................................  63,050     10,563,397
    NiSource, Inc........................................  48,263      1,263,525
    Northwest Natural Gas Co.............................   3,339        217,536
    NorthWestern Corp....................................   6,038        358,235
    NRG Energy, Inc......................................  45,092      1,428,064
#   NRG Yield, Inc., Class A.............................   4,576         84,564
#   NRG Yield, Inc., Class C.............................  14,582        271,225
    OGE Energy Corp......................................  27,893      1,010,842
    ONE Gas, Inc.........................................   6,150        473,796
#   Ormat Technologies, Inc..............................   4,395        238,429
    Otter Tail Corp......................................   5,036        243,742
#   Pattern Energy Group, Inc., Class A..................   9,058        168,207
    PG&E Corp............................................  65,645      2,827,987
    Pinnacle West Capital Corp...........................  15,304      1,230,901
    PNM Resources, Inc...................................  10,346        407,115
    Portland General Electric Co.........................  11,307        512,885
#   PPL Corp.............................................  86,552      2,490,101
    Public Service Enterprise Group, Inc.................  65,207      3,362,073
    RGC Resources, Inc...................................     300          8,511
    SCANA Corp...........................................  16,973        678,750
#   Sempra Energy........................................  30,196      3,490,356
    SJW Corp.............................................   2,210        142,943
#   South Jersey Industries, Inc.........................  10,188        345,679
#   Southern Co. (The)................................... 131,470      6,389,442
    Southwest Gas Holdings, Inc..........................   6,069        474,596
    Spire, Inc...........................................   5,850        418,860
    UGI Corp.............................................  24,114      1,281,418
    Unitil Corp..........................................   1,600         81,456
    Vectren Corp.........................................  10,340        739,000
*   Vistra Energy Corp...................................  43,744        988,614
#   WEC Energy Group, Inc................................  40,629      2,696,547
    Xcel Energy, Inc.....................................  65,509      3,069,752
    York Water Co. (The).................................     900         27,900
                                                                  --------------
TOTAL UTILITIES..........................................            107,484,960
                                                                  --------------
TOTAL COMMON STOCKS......................................          3,699,814,616
                                                                  --------------

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
RIGHTS/WARRANTS -- (0.0%)

CONSUMER DISCRETIONARY -- (0.0%)
>>    Media General, Inc. Contingent Value Rights....      3,778 $          378
                                                                 --------------
HEALTHCARE -- (0.0%)
>>    DYAX Corp. CVR.................................     15,701         52,912
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                    53,290
                                                                 --------------
TOTAL INVESTMENT SECURITIES..........................             3,699,867,906
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government
        Money Market Fund, 1.830%....................  6,476,712      6,476,712
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (3.3%)
@(S)  DFA Short Term Investment Fund................. 10,922,045    126,378,985
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,960,331,458)^^...........................            $3,832,723,603
                                                                 ==============

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ----------------------------------------------------
                            LEVEL 1         LEVEL 2    LEVEL 3     TOTAL
                         --------------   ------------ ------- --------------
Common Stocks
   Consumer
     Discretionary...... $  501,164,279             --   --    $  501,164,279
   Consumer Staples.....    241,317,404             --   --       241,317,404
   Energy...............    227,607,799             --   --       227,607,799
   Financials...........    553,240,351   $      1,887   --       553,242,238
   Healthcare...........    524,943,400             --   --       524,943,400
   Industrials..........    407,133,504             --   --       407,133,504
   Information
     Technology.........    947,606,248             --   --       947,606,248
   Materials............    115,885,678             --   --       115,885,678
   Real Estate..........      5,537,198             --   --         5,537,198
   Telecommunications
     Services...........     67,891,908             --   --        67,891,908
   Utilities............    107,484,960             --   --       107,484,960
Rights/Warrants
   Healthcare...........             --         52,912   --            52,912
   Consumer
     Discretionary......             --            378   --               378
Temporary Cash
  Investments...........      6,476,712             --   --         6,476,712
Securities Lending
  Collateral............             --    126,378,985   --       126,378,985
                         --------------   ------------   --    --------------
TOTAL................... $3,706,289,441   $126,434,162   --    $3,832,723,603
                         ==============   ============   ==    ==============

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2018
                                  (UNAUDITED)

                                                          SHARES    VALUE+
                                                          ------- -----------
COMMON STOCKS -- (92.6%)

CONSUMER DISCRETIONARY -- (13.4%)
*   1-800-Flowers.com, Inc., Class A..................... 181,395 $ 2,630,228
    A.H. Belo Corp., Class A.............................  85,040     374,176
    Aaron's, Inc......................................... 241,866  10,475,216
#   Abercrombie & Fitch Co., Class A..................... 274,652   6,506,506
#   Acushnet Holdings Corp...............................   4,695     113,478
#   Adient P.L.C......................................... 169,742   8,084,811
*   Adtalem Global Education, Inc........................ 250,791  13,680,649
#   Advance Auto Parts, Inc..............................     923     130,355
    AMCON Distributing Co................................     388      32,398
*   American Axle & Manufacturing Holdings, Inc.......... 379,928   6,352,396
    American Eagle Outfitters, Inc....................... 286,338   7,209,991
*   American Outdoor Brands Corp.........................  55,203     522,772
*   American Public Education, Inc.......................  50,420   2,223,522
#*  America's Car-Mart, Inc..............................  32,700   2,092,800
#   Ark Restaurants Corp.................................  12,046     271,035
#*  Asbury Automotive Group, Inc.........................     761      53,498
#*  Ascena Retail Group, Inc............................. 520,805   1,916,562
*   Ascent Capital Group, Inc., Class A..................  18,190      52,387
#*  AutoNation, Inc...................................... 237,398  11,520,925
#*  AV Homes, Inc........................................  57,018   1,228,738
*   Ballantyne Strong, Inc...............................  83,735     452,169
*   Barnes & Noble Education, Inc........................ 113,837     639,764
    Barnes & Noble, Inc.................................. 292,748   1,785,763
    Bassett Furniture Industries, Inc....................  47,788   1,194,700
    BBX Capital Corp.....................................  41,397     360,982
    Beasley Broadcast Group, Inc., Class A...............  31,644     204,104
*   Beazer Homes USA, Inc................................  11,351     145,406
#   Bed Bath & Beyond, Inc............................... 493,109   9,235,932
*   Belmond, Ltd., Class A............................... 284,974   3,205,958
#   Big 5 Sporting Goods Corp............................  20,596     132,844
*   Biglari Holdings, Inc., Class A......................     171     167,139
*   Biglari Holdings, Inc., Class B......................   3,265     618,489
    BJ's Restaurants, Inc................................  51,969   3,287,039
#*  Bojangles', Inc......................................  93,660   1,231,629
#*  Boot Barn Holdings, Inc..............................  72,876   1,704,570
#   Bowl America, Inc., Class A..........................  10,764     159,307
    Boyd Gaming Corp..................................... 179,677   6,710,936
*   Bridgepoint Education, Inc........................... 155,730   2,041,620
*   Build-A-Bear Workshop, Inc...........................  89,058     721,370
    Caleres, Inc......................................... 191,145   6,401,446
    Callaway Golf Co..................................... 378,120   7,275,029
*   Cambium Learning Group, Inc..........................  56,997     675,984
    Canterbury Park Holding Corp.........................   7,625     114,756
*   Career Education Corp................................ 170,253   3,132,655
#   Carriage Services, Inc............................... 139,784   3,493,202
*   Carrols Restaurant Group, Inc........................  99,170   1,437,965
    Cato Corp (The), Class A.............................  10,584     263,542
*   Cavco Industries, Inc................................  27,848   5,916,308
*   Century Casinos, Inc.................................     501       4,083
*   Century Communities, Inc.............................  98,519   3,004,830
#*  Chegg, Inc...........................................  15,300     423,810
    Chico's FAS, Inc..................................... 586,045   5,098,591
#   Churchill Downs, Inc.................................  12,686   3,627,562
#*  Chuy's Holdings, Inc.................................  46,047   1,457,388

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
    Citi Trends, Inc.....................................  37,323 $ 1,060,346
    Clear Channel Outdoor Holdings, Inc., Class A........  31,420     139,819
    Columbia Sportswear Co...............................   9,424     819,700
#*  Conn's, Inc.......................................... 111,512   3,780,257
#*  Container Store Group, Inc. (The)....................   9,100      60,333
#   Cooper Tire & Rubber Co.............................. 173,105   4,942,148
*   Cooper-Standard Holdings, Inc........................  26,793   3,611,696
#   Core-Mark Holding Co., Inc........................... 203,514   4,920,969
#*  Crocs, Inc........................................... 151,349   2,740,930
    Crown Crafts, Inc....................................   1,774       9,402
    CSS Industries, Inc..................................  37,301     594,951
    Culp, Inc............................................  36,886     914,773
#*  Daily Journal Corp...................................     244      57,286
*   Deckers Outdoor Corp.................................  96,421  10,879,181
*   Del Frisco's Restaurant Group, Inc...................  71,589     612,086
*   Del Taco Restaurants, Inc............................ 175,411   2,269,818
*   Delta Apparel, Inc...................................  18,905     312,689
#*  Destination Maternity Corp...........................  21,986      89,263
#   Dick's Sporting Goods, Inc........................... 236,199   8,063,834
#   Dillard's, Inc., Class A............................. 169,983  13,644,535
#   Dine Brands Global, Inc..............................  26,765   1,901,118
*   Dixie Group, Inc. (The)..............................  84,551     169,102
#*  Dorman Products, Inc.................................  34,597   2,583,704
    Dover Motorsports, Inc...............................  50,189     100,378
#*  Drive Shack, Inc.....................................  51,363     318,451
    DSW, Inc., Class A................................... 194,009   5,323,607
    Educational Development Corp.........................   2,276      45,406
#*  El Pollo Loco Holdings, Inc..........................  98,684   1,144,734
#*  Eldorado Resorts, Inc................................  67,712   2,901,459
*   Emerson Radio Corp...................................  19,652      28,299
#   Entercom Communications Corp., Class A............... 217,055   1,638,765
    Entravision Communications Corp., Class A............ 233,719   1,133,537
    Escalade, Inc........................................  28,527     382,262
    Ethan Allen Interiors, Inc........................... 131,399   2,956,478
#   EW Scripps Co. (The), Class A........................ 354,768   4,647,461
#*  Express, Inc......................................... 269,663   2,596,855
#*  Fiesta Restaurant Group, Inc.........................  29,837     866,765
    Flanigan's Enterprises, Inc..........................   5,016     144,962
    Flexsteel Industries, Inc............................  27,036     968,700
    Foot Locker, Inc.....................................  62,925   3,071,369
#*  Francesca's Holdings Corp............................ 202,675   1,649,775
#   Fred's, Inc., Class A................................  18,555      40,450
*   FTD Cos., Inc........................................  69,878     252,260
*   Full House Resorts, Inc..............................  11,000      33,110
#*  Gaia, Inc............................................   8,931     162,544
#   GameStop Corp., Class A.............................. 345,406   4,977,300
    Gaming Partners International Corp...................     100         823
#   Gannett Co., Inc..................................... 416,790   4,405,470
*   GCI Liberty, Inc., Class A...........................  92,783   4,463,790
#*  Genesco, Inc......................................... 105,383   4,289,088
    Gentex Corp.......................................... 105,621   2,450,407
*   G-III Apparel Group, Ltd............................. 170,619   7,797,288
    Goodyear Tire & Rubber Co. (The)..................... 514,875  12,465,124
    Graham Holdings Co., Class B.........................  14,457   8,081,463
#*  Gray Television, Inc................................. 289,439   4,471,833
#*  Gray Television, Inc., Class A.......................   2,809      40,169
*   Green Brick Partners, Inc............................  21,526     208,802
    Group 1 Automotive, Inc.............................. 122,299   8,559,707
#   Guess?, Inc.......................................... 215,916   4,892,657

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
#*  Habit Restaurants, Inc. (The), Class A...............  50,908 $   646,532
    Hamilton Beach Brands Holding Co., Class A...........  49,966   1,269,136
    Haverty Furniture Cos., Inc.......................... 108,607   2,150,419
    Haverty Furniture Cos., Inc., Class A................     700      14,175
*   Helen of Troy, Ltd................................... 120,833  13,841,420
#*  Hemisphere Media Group, Inc..........................  23,382     280,584
#*  Hibbett Sports, Inc..................................  96,269   2,209,374
    Hooker Furniture Corp................................  53,234   2,398,192
#*  Horizon Global Corp.................................. 100,425     697,954
*   Houghton Mifflin Harcourt Co......................... 351,009   2,228,907
#*  Iconix Brand Group, Inc.............................. 157,320      81,806
    ILG, Inc............................................. 267,022   9,166,865
#*  IMAX Corp............................................  18,544     409,822
#   International Game Technology P.L.C.................. 145,862   3,687,391
    International Speedway Corp., Class A................  44,364   1,920,961
#*  iRobot Corp..........................................   1,711     135,597
*   J Alexander's Holdings, Inc..........................  25,962     277,793
*   J. Jill, Inc.........................................   4,007      32,817
    John Wiley & Sons, Inc., Class A.....................  15,012     948,008
    Johnson Outdoors, Inc., Class A......................  71,102   5,764,239
*   K12, Inc............................................. 204,865   3,351,591
*   Kirkland's, Inc......................................  54,423     619,334
    Kohl's Corp.......................................... 407,863  30,128,840
*   Lakeland Industries, Inc.............................  33,370     450,495
#*  Lands' End, Inc......................................   3,498      84,827
*   Laureate Education, Inc., Class A....................  49,879     738,708
    La-Z-Boy, Inc........................................ 211,867   6,461,943
*   Liberty Expedia Holdings, Inc., Class A.............. 130,307   6,276,888
#*  Liberty Latin America, Ltd., Class A.................  52,364     999,105
#*  Liberty Latin America, Ltd., Class C................. 115,134   2,228,994
#   Liberty Tax, Inc.....................................  20,496     211,109
*   Liberty TripAdvisor Holdings, Inc., Class A.......... 245,426   4,086,343
    Lifetime Brands, Inc.................................  61,457     746,703
*   Lincoln Educational Services Corp....................   8,887      14,930
#   Lions Gate Entertainment Corp., Class A.............. 143,582   3,424,431
    Lions Gate Entertainment Corp., Class B.............. 132,163   3,022,568
#   Lithia Motors, Inc., Class A.........................  73,939   6,584,268
*   Luby's, Inc..........................................  96,385     236,143
*   M/I Homes, Inc.......................................  95,252   2,463,217
    Macy's, Inc.......................................... 679,841  27,010,083
*   Madison Square Garden Co. (The), Class A.............  31,555   9,850,840
    Marcus Corp. (The)................................... 108,304   4,175,119
*   MarineMax, Inc....................................... 136,673   2,562,619
#   Marriott Vacations Worldwide Corp....................  78,912   9,399,208
    MDC Holdings, Inc.................................... 148,450   4,310,988
#   Meredith Corp........................................  84,564   4,494,577
*   Meritage Homes Corp..................................  93,172   4,020,372
*   Modine Manufacturing Co.............................. 147,459   2,573,160
*   Monarch Casino & Resort, Inc.........................   8,637     411,726
#   Monro, Inc...........................................   3,107     209,567
#*  Motorcar Parts of America, Inc....................... 108,953   2,353,385
#   Movado Group, Inc....................................  87,245   4,344,801
*   MSG Networks, Inc., Class A..........................  60,153   1,416,603
#*  Murphy USA, Inc......................................  22,484   1,781,632
    Nathan's Famous, Inc.................................   8,610     845,933
*   Nautilus, Inc........................................  92,195   1,313,779
*   New Home Co., Inc. (The).............................  38,605     355,938
    New Media Investment Group, Inc...................... 154,596   2,781,182
#*  New York & Co., Inc..................................  44,335     217,242

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
#   New York Times Co. (The), Class A....................   175,153 $ 4,343,794
    News Corp., Class A..................................   447,110   6,737,948
    News Corp., Class B..................................    82,837   1,267,406
#   Nexstar Media Group, Inc., Class A...................       358      26,653
    Office Depot, Inc.................................... 1,317,096   3,305,911
#*  Overstock.com, Inc...................................    24,800     884,120
    P&F Industries, Inc., Class A........................     1,423      12,110
    Peak Resorts, Inc....................................     1,800       8,910
#   Penske Automotive Group, Inc.........................   236,131  12,326,038
*   Perry Ellis International, Inc.......................    81,166   2,275,895
#   Pier 1 Imports, Inc..................................   161,125     348,030
*   Pinnacle Entertainment, Inc..........................     5,513     183,252
#*  Potbelly Corp........................................    71,311     884,256
    PulteGroup, Inc......................................   999,613  28,478,974
    PVH Corp.............................................    16,256   2,495,621
    Ralph Lauren Corp....................................    57,569   7,770,664
    RCI Hospitality Holdings, Inc........................    40,210   1,304,010
*   Reading International, Inc., Class A.................    57,580     909,764
#*  Reading International, Inc., Class B.................     6,238     154,079
*   Red Lion Hotels Corp.................................   103,423   1,292,788
#*  Red Robin Gourmet Burgers, Inc.......................    59,273   2,803,613
*   Regis Corp...........................................   130,497   2,278,478
    Rocky Brands, Inc....................................    19,704     509,348
    Saga Communications, Inc., Class A...................    34,254   1,296,514
    Salem Media Group, Inc...............................    27,601     136,625
    Scholastic Corp......................................   141,084   5,891,668
    Service Corp. International..........................    12,802     503,759
*   Shiloh Industries, Inc...............................   113,865     939,386
#   Shoe Carnival, Inc...................................   115,172   3,612,946
#*  Shutterfly, Inc......................................    12,631   1,039,026
#   Signet Jewelers, Ltd.................................   190,130  10,978,106
    Sinclair Broadcast Group, Inc., Class A..............    68,424   1,765,339
#*  Skechers U.S.A., Inc., Class A.......................    93,500   2,591,820
#   Sonic Automotive, Inc., Class A......................    70,064   1,425,802
    Speedway Motorsports, Inc............................   104,843   1,850,479
    Standard Motor Products, Inc.........................   123,563   6,022,461
*   Stoneridge, Inc......................................    78,685   2,675,290
#   Strattec Security Corp...............................    13,679     451,407
    Superior Group of Cos, Inc...........................    78,672   1,648,965
#   Superior Industries International, Inc...............   106,757   1,958,991
#   Tailored Brands, Inc.................................     5,859     118,117
*   Tandy Leather Factory, Inc...........................    48,594     379,033
*   Taylor Morrison Home Corp., Class A..................   429,600   8,390,088
#   TEGNA, Inc...........................................   412,001   4,544,371
    Tile Shop Holdings, Inc..............................   100,110     830,913
#   Tilly's, Inc., Class A...............................    48,517     752,014
    Toll Brothers, Inc...................................   833,225  29,379,513
*   TopBuild Corp........................................    62,625   4,651,785
    Tower International, Inc.............................    57,049   1,842,683
#   Townsquare Media, Inc., Class A......................    36,410     235,937
*   Trans World Entertainment Corp.......................    50,790      47,793
*   TravelCenters of America LLC.........................    82,609     384,132
#*  TRI Pointe Group, Inc................................   492,297   6,975,848
#*  Tuesday Morning Corp.................................    63,379     183,799
*   Unifi, Inc...........................................    94,608   2,854,323
#*  Universal Electronics, Inc...........................    28,788   1,006,141
*   Universal Technical Institute, Inc...................     3,080      10,010
#*  Urban One, Inc.......................................    33,283      71,558
#*  Urban Outfitters, Inc................................   428,884  19,042,450

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
CONSUMER DISCRETIONARY -- (Continued)
*   US Auto Parts Network, Inc...........................  13,892 $     19,032
*   Vera Bradley, Inc.................................... 102,746    1,365,494
*   Vista Outdoor, Inc................................... 171,343    2,782,610
*   Visteon Corp.........................................   3,335      390,462
#*  Vitamin Shoppe, Inc.................................. 133,978    1,118,716
#*  VOXX International Corp..............................  47,492      249,333
    Wendy's Co. (The)....................................  23,720      395,650
    Weyco Group, Inc.....................................  24,188      842,952
#*  William Lyon Homes, Class A.......................... 138,828    3,030,615
    Winnebago Industries, Inc............................  56,546    2,256,185
    Wolverine World Wide, Inc............................  68,193    2,412,668
*   ZAGG, Inc............................................  68,493    1,020,546
#*  Zumiez, Inc..........................................  17,261      390,962
                                                                  ------------
TOTAL CONSUMER DISCRETIONARY.............................          741,575,965
                                                                  ------------
CONSUMER STAPLES -- (3.1%)
    Alico, Inc...........................................  13,529      432,928
*   Alliance One International, Inc......................  23,660      388,024
#   Andersons, Inc. (The)................................ 126,005    4,441,676
#   B&G Foods, Inc.......................................   2,721       85,439
*   Bridgford Foods Corp.................................   2,376       32,551
#*  Cal-Maine Foods, Inc.................................   6,788      305,460
#   Casey's General Stores, Inc..........................   4,430      484,553
*   CCA Industries, Inc..................................   9,091       25,000
#*  Central Garden & Pet Co..............................  61,250    2,644,162
*   Central Garden & Pet Co., Class A.................... 176,558    7,083,507
#*  Chefs' Warehouse, Inc. (The).........................  82,152    2,213,996
#   Coca-Cola Bottling Co. Consolidated..................   4,253      617,195
*   Craft Brew Alliance, Inc.............................  91,525    1,812,195
*   Darling Ingredients, Inc............................. 586,980   11,792,428
    Dean Foods Co........................................ 513,861    5,046,115
#*  Edgewell Personal Care Co............................ 106,977    5,761,781
#*  Farmer Brothers Co...................................  51,807    1,494,632
    Fresh Del Monte Produce, Inc......................... 253,809    9,213,267
#*  Hain Celestial Group, Inc. (The)..................... 181,064    5,149,460
#*  Hostess Brands, Inc.................................. 210,855    2,954,079
    Ingles Markets, Inc., Class A........................  64,005    1,904,149
    Ingredion, Inc.......................................  19,553    1,980,719
    Inter Parfums, Inc...................................  27,619    1,662,664
    J&J Snack Foods Corp.................................     800      115,968
    John B. Sanfilippo & Son, Inc........................  47,866    3,679,459
*   Landec Corp.......................................... 114,200    1,598,800
    Limoneira Co.........................................  16,166      440,685
    Mannatech, Inc.......................................   7,981      158,423
#   MGP Ingredients, Inc.................................  11,800      968,426
*   Natural Alternatives International, Inc..............  28,021      284,413
*   Natural Grocers by Vitamin Cottage, Inc..............  51,691      685,940
    Natural Health Trends Corp...........................   1,341       32,010
#*  Nature's Sunshine Products, Inc......................   5,114       40,401
    Oil-Dri Corp. of America.............................  28,763    1,218,401
#*  Orchids Paper Products Co............................  10,341       52,015
    Pinnacle Foods, Inc.................................. 115,947    7,701,200
#*  Post Holdings, Inc................................... 241,453   20,900,172
#   Sanderson Farms, Inc.................................  86,181    8,689,630
    Seaboard Corp........................................   2,639    9,600,682
*   Seneca Foods Corp., Class A..........................  35,006      943,412
*   Seneca Foods Corp., Class B..........................   1,786       50,321
#*  Smart & Final Stores, Inc............................ 194,855    1,149,644
    SpartanNash Co....................................... 181,471    4,348,045

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CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
CONSUMER STAPLES -- (Continued)
*   Spectrum Brands Holdings, Inc........................    23,778 $  2,077,484
#*  SUPERVALU, Inc.......................................   114,568    3,702,838
#*  TreeHouse Foods, Inc.................................   171,084    8,124,779
*   United Natural Foods, Inc............................   180,791    5,821,470
    Universal Corp.......................................   108,949    7,528,376
*   US Foods Holding Corp................................   287,801    9,730,552
#   Village Super Market, Inc., Class A..................    32,535      876,168
#   Weis Markets, Inc....................................    74,406    3,804,379
                                                                    ------------
TOTAL CONSUMER STAPLES...................................            171,850,073
                                                                    ------------
ENERGY -- (9.4%)
*   Abraxas Petroleum Corp...............................     5,005       13,013
    Adams Resources & Energy, Inc........................    23,604      944,160
#*  Antero Resources Corp................................   965,828   19,838,107
#   Arch Coal, Inc., Class A.............................    41,004    3,468,528
    Archrock, Inc........................................   159,078    2,171,415
*   Ardmore Shipping Corp................................    63,099      425,918
*   Barnwell Industries, Inc.............................    21,637       44,139
*   Basic Energy Services, Inc...........................   143,555    1,619,300
*   Bonanza Creek Energy, Inc............................    65,606    2,440,543
#   Bristow Group, Inc...................................   200,947    2,809,239
#*  Callon Petroleum Co..................................   925,373    9,957,014
#*  Carrizo Oil & Gas, Inc...............................     8,891      250,548
#*  Centennial Resource Development, Inc., Class A.......   155,686    2,796,121
*   Clean Energy Fuels Corp..............................   207,581      591,606
*   Cloud Peak Energy, Inc...............................   243,945      636,696
*   CNX Resources Corp...................................   804,161   13,091,741
*   Concho Resources, Inc................................   178,625   26,052,456
*   CONSOL Energy, Inc...................................    99,415    4,138,646
#*  Contango Oil & Gas Co................................    53,201      298,458
#   CVR Energy, Inc......................................    10,755      422,564
*   Dawson Geophysical Co................................    30,977      241,930
    Delek US Holdings, Inc...............................   292,341   15,587,622
*   Denbury Resources, Inc...............................   665,914    3,003,272
#   DHT Holdings, Inc....................................   118,179      502,261
#*  Diamond Offshore Drilling, Inc.......................    44,902      862,118
*   Dorian LPG, Ltd......................................   131,301    1,116,059
#*  Dril-Quip, Inc.......................................   129,755    6,688,870
    EnLink Midstream LLC.................................   177,265    2,827,377
#   Ensco P.L.C., Class A................................ 2,145,098   15,938,078
*   Era Group, Inc.......................................    91,814    1,297,332
*   Exterran Corp........................................   125,763    3,486,150
#*  Extraction Oil & Gas, Inc............................   214,988    3,250,619
#*  Forum Energy Technologies, Inc.......................   479,255    6,302,203
#   Frank's International NV.............................    22,243      187,509
    GasLog, Ltd..........................................    64,346    1,084,230
*   Geospace Technologies Corp...........................    50,819      715,023
*   Goodrich Petroleum Corp..............................     1,218       15,359
#   Green Plains, Inc....................................   135,748    2,253,417
    Gulf Island Fabrication, Inc.........................    57,871      523,733
#*  Gulfmark Offshore, Inc...............................     2,165       81,599
#*  Gulfport Energy Corp.................................   623,050    7,171,306
#*  Halcon Resources Corp................................   511,144    1,998,573
#   Hallador Energy Co...................................    39,236      275,044
#*  Helix Energy Solutions Group, Inc....................   501,647    5,021,486
#   Helmerich & Payne, Inc...............................   367,217   22,528,763
*   HighPoint Resources Corp.............................   216,360    1,414,994
    HollyFrontier Corp...................................   409,728   30,557,514
*   Independence Contract Drilling, Inc..................    65,612      264,416

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CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
ENERGY -- (Continued)
#*  International Seaways, Inc...........................    69,157 $ 1,505,548
#*  Kosmos Energy, Ltd...................................   457,705   3,469,404
#*  Laredo Petroleum, Inc................................    87,926     819,470
#*  Lonestar Resources US, Inc., Class A.................    27,433     252,384
#*  Matador Resources Co.................................   123,694   4,143,749
*   Matrix Service Co....................................    72,773   1,451,821
#*  McDermott International, Inc.........................   424,627   7,647,532
*   Midstates Petroleum Co., Inc.........................    29,950     392,645
*   Mitcham Industries, Inc..............................    52,503     202,662
#   Murphy Oil Corp......................................   599,159  19,928,028
#   Nabors Industries, Ltd............................... 1,073,678   6,420,594
    NACCO Industries, Inc., Class A......................    24,983     824,439
*   Natural Gas Services Group, Inc......................    67,821   1,498,844
#*  NCS Multistage Holdings, Inc.........................     2,577      40,871
#*  Newpark Resources, Inc...............................   472,792   5,224,352
#*  Noble Corp. P.L.C.................................... 1,166,822   6,814,241
#*  Oasis Petroleum, Inc................................. 1,048,143  12,808,307
#   Oceaneering International, Inc.......................   335,264   9,172,823
#*  Oil States International, Inc........................   206,121   7,193,623
*   Overseas Shipholding Group, Inc., Class A............   101,773     366,383
*   Pacific Ethanol, Inc.................................   131,583     384,880
    Panhandle Oil and Gas, Inc., Class A.................    15,948     325,339
#*  Par Pacific Holdings, Inc............................    57,774   1,011,623
#   Patterson-UTI Energy, Inc............................   437,381   7,522,953
    PBF Energy, Inc., Class A............................   388,375  18,137,113
#*  PDC Energy, Inc......................................   180,587  11,373,369
    Peabody Energy Corp..................................   232,285   9,869,790
#*  Penn Virginia Corp...................................    36,635   3,096,390
*   PHI, Inc. Non-Voting.................................     7,673      63,763
*   Pioneer Energy Services Corp.........................   108,091     356,700
*   QEP Resources, Inc...................................   905,808   9,411,345
#   Range Resources Corp.................................   532,458   8,215,827
#*  Renewable Energy Group, Inc..........................   202,352   3,450,102
*   REX American Resources Corp..........................    43,724   3,366,748
*   RigNet, Inc..........................................    29,416     361,817
#*  Ring Energy, Inc.....................................   173,011   2,138,416
#*  Rowan Cos. P.L.C., Class A...........................   461,856   6,687,675
*   SandRidge Energy, Inc................................    34,856     568,850
#   Scorpio Tankers, Inc................................. 1,174,178   2,524,483
#*  SEACOR Holdings, Inc.................................    76,697   4,047,301
#*  SEACOR Marine Holdings, Inc..........................    73,267   1,853,655
#*  Select Energy Services, Inc., Class A................     6,050      92,444
#   SemGroup Corp., Class A..............................   350,639   8,818,571
#   Ship Finance International, Ltd......................    50,913     740,784
*   SilverBow Resources, Inc.............................    10,450     318,412
#   SM Energy Co.........................................   431,191  11,862,064
#*  Smart Sand, Inc......................................    57,908     335,866
*   Southwestern Energy Co...............................   584,264   3,003,117
#*  SRC Energy, Inc......................................   805,982   9,123,716
*   Superior Energy Services, Inc........................   618,964   6,090,606
*   Talos Energy, Inc....................................    20,568     763,896
#   Targa Resources Corp.................................   115,261   5,886,379
*   TETRA Technologies, Inc..............................   397,504   1,713,242
#*  Transocean, Ltd......................................   306,365   3,942,918
#*  Unit Corp............................................   215,260   5,359,974
#   US Silica Holdings, Inc..............................   391,847  10,564,195
#*  Whiting Petroleum Corp...............................   404,404  20,078,659
    World Fuel Services Corp.............................   172,525   4,801,371

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
ENERGY -- (Continued)
*   WPX Energy, Inc...................................... 786,063 $ 14,754,403
                                                                  ------------
TOTAL ENERGY.............................................          520,403,545
                                                                  ------------
FINANCIALS -- (24.9%)
    1st Constitution Bancorp.............................   2,717       60,453
    1st Source Corp...................................... 187,408   10,599,796
#   Access National Corp.................................  25,411      705,918
    ACNB Corp............................................     830       28,469
    Alleghany Corp.......................................   1,573      989,842
*   Allegiance Bancshares, Inc...........................   5,284      237,516
    A-Mark Precious Metals, Inc..........................   3,456       46,138
*   Ambac Financial Group, Inc...........................  65,248    1,332,364
    American Equity Investment Life Holding Co........... 349,281   12,479,810
    American Financial Group, Inc........................ 224,170   25,261,717
    American National Bankshares, Inc....................  16,611      669,423
    American National Insurance Co.......................  41,732    5,383,011
    American River Bankshares............................   8,728      136,593
    Ameris Bancorp.......................................  73,906    3,444,020
    AMERISAFE, Inc.......................................  76,521    4,805,519
    AmeriServ Financial, Inc.............................  69,711      303,243
    Ames National Corp...................................     613       19,279
    Argo Group International Holdings, Ltd............... 217,374   13,596,744
    Arrow Financial Corp.................................   4,252      164,552
    Aspen Insurance Holdings, Ltd........................ 281,185   11,373,933
    Associated Banc-Corp................................. 527,193   14,234,211
#   Associated Capital Group, Inc., Class A..............   1,510       56,248
    Assurant, Inc........................................ 319,133   35,200,370
    Assured Guaranty, Ltd................................ 448,331   17,449,043
    Asta Funding, Inc....................................   6,462       20,032
*   Athene Holding, Ltd., Class A........................  64,763    2,970,679
    Atlantic American Corp...............................   9,523       24,284
*   Atlantic Capital Bancshares, Inc.....................  11,212      200,134
*   Atlanticus Holdings Corp.............................  55,958      128,703
*   Atlas Financial Holdings, Inc........................  29,380      248,261
#   Auburn National Bancorporation, Inc..................     513       24,875
    Axis Capital Holdings, Ltd........................... 302,382   17,102,726
#   Banc of California, Inc..............................  60,270    1,205,400
    BancFirst Corp.......................................  12,902      801,214
#   Bancorp of New Jersey, Inc...........................     597       10,198
*   Bancorp, Inc. (The).................................. 138,788    1,347,631
#   BancorpSouth Bank.................................... 275,023    9,048,257
    Bank of Commerce Holdings............................   6,195       77,438
    Bank of Marin Bancorp................................   6,681      593,607
    Bank OZK.............................................  55,489    2,269,500
    BankFinancial Corp...................................  71,593    1,198,467
    BankUnited, Inc......................................  97,377    3,784,070
    Bankwell Financial Group, Inc........................   1,044       33,930
    Banner Corp..........................................  81,286    5,118,579
    Bar Harbor Bankshares................................  41,139    1,191,797
*   Baycom Corp..........................................   4,205      102,013
    BCB Bancorp, Inc.....................................   8,542      127,276
    Beneficial Bancorp, Inc.............................. 150,439    2,444,634
    Berkshire Hills Bancorp, Inc......................... 159,719    6,484,591
*   Blucora, Inc......................................... 156,597    5,441,746
#   Blue Capital Reinsurance Holdings, Ltd...............   8,529       95,098
    Blue Hills Bancorp, Inc..............................  14,847      325,149
#*  BofI Holding, Inc.................................... 227,512    8,877,518
    BOK Financial Corp................................... 105,640   10,281,941
    Boston Private Financial Holdings, Inc............... 266,928    3,843,763

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
    Bridge Bancorp, Inc..................................    13,079 $   468,228
    Brookline Bancorp, Inc...............................   227,894   4,147,671
    Bryn Mawr Bank Corp..................................    39,759   1,942,227
*   BSB Bancorp, Inc.....................................     1,814      61,132
    C&F Financial Corp...................................     6,091     380,688
    California First National Bancorp....................    14,758     250,148
    Camden National Corp.................................    40,448   1,864,653
*   Cannae Holdings, Inc.................................    50,426     920,274
    Capital City Bank Group, Inc.........................    38,104     922,879
    Capitol Federal Financial, Inc.......................   446,127   5,830,880
#   Capstar Financial Holdings, Inc......................     1,598      28,604
    Carolina Financial Corp..............................     4,639     193,678
    Cathay General Bancorp...............................   299,120  12,440,401
    CenterState Banks Corp...............................    84,059   2,332,637
    Central Pacific Financial Corp.......................    45,947   1,266,299
    Central Valley Community Bancorp.....................     4,350      93,482
    Century Bancorp, Inc., Class A.......................     4,869     376,617
    Charter Financial Corp...............................     5,348     120,811
    Chemical Financial Corp..............................    94,890   5,389,752
    Chemung Financial Corp...............................       967      43,476
    CIT Group, Inc.......................................   259,041  13,711,040
    Citizens & Northern Corp.............................     4,296     116,336
    Citizens Community Bancorp, Inc......................    29,500     413,000
    Citizens Holding Co..................................     1,122      25,862
#*  Citizens, Inc........................................   167,031   1,321,215
#   City Holding Co......................................    14,788   1,190,138
#   Civista Bancshares, Inc..............................     3,285      81,238
    CNB Financial Corp...................................     7,771     240,979
    CNO Financial Group, Inc............................. 1,201,584  24,452,234
#*  Coastway Bancorp, Inc................................       668      18,504
    CoBiz Financial, Inc.................................   131,357   2,876,718
    Codorus Valley Bancorp, Inc..........................     6,813     212,770
    Colony Bankcorp, Inc.................................     4,653      77,007
    Columbia Banking System, Inc.........................   171,011   6,999,480
#   Community Bank System, Inc...........................   133,267   8,429,138
*   Community Bankers Trust Corp.........................     4,802      45,619
#   Community Financial Corp. (The)......................     1,957      68,045
    Community Trust Bancorp, Inc.........................    40,455   1,975,215
    Community West Bancshares............................    16,252     195,837
    ConnectOne Bancorp, Inc..............................    74,679   1,852,039
*   Consumer Portfolio Services, Inc.....................    85,246     285,574
#*  Cowen, Inc...........................................    69,695   1,094,211
    Crawford & Co., Class A..............................     1,705      14,458
*   Customers Bancorp, Inc...............................    62,011   1,579,420
#   CVB Financial Corp...................................    52,409   1,253,623
    Dime Community Bancshares, Inc.......................   119,050   2,047,660
    DNB Financial Corp...................................       400      13,480
    Donegal Group, Inc., Class A.........................    76,408   1,116,321
    Donegal Group, Inc., Class B.........................     6,421      82,189
*   E*TRADE Financial Corp...............................    96,269   5,757,849
*   Eagle Bancorp, Inc...................................    16,490     891,284
    East West Bancorp, Inc...............................       850      55,029
    EMC Insurance Group, Inc.............................   196,319   5,255,460
    Employers Holdings, Inc..............................   105,644   4,907,164
#*  Encore Capital Group, Inc............................    80,657   2,911,718
*   Enova International, Inc.............................    70,042   2,171,302
*   Enstar Group, Ltd....................................    17,246   3,728,585
*   Entegra Financial Corp...............................       432      12,593
    Enterprise Bancorp, Inc..............................     9,070     344,569

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
    Enterprise Financial Services Corp...................  42,119 $ 2,369,194
*   Equity Bancshares, Inc., Class A.....................  12,012     486,486
    ESSA Bancorp, Inc....................................  23,459     368,306
    Evans Bancorp, Inc...................................   8,953     419,448
#*  EZCORP, Inc., Class A................................ 143,519   1,643,293
    Farmers Capital Bank Corp............................   6,611     372,199
    Farmers National Banc Corp...........................  13,584     217,004
    FBL Financial Group, Inc., Class A................... 126,005  10,294,608
*   FCB Financial Holdings, Inc., Class A................  76,950   3,924,450
    Federal Agricultural Mortgage Corp., Class A.........   2,471     210,430
    Federal Agricultural Mortgage Corp., Class C.........  43,772   4,127,262
    FedNat Holding Co....................................  64,967   1,513,731
    Fidelity Southern Corp...............................  61,432   1,470,068
    Financial Institutions, Inc..........................  39,102   1,239,533
*   First Acceptance Corp................................  90,168     100,988
    First American Financial Corp........................ 291,331  16,314,536
    First Bancorp........................................  72,545   3,004,814
*   First Bancorp........................................ 583,827   4,799,058
    First Bancorp, Inc...................................  19,758     602,619
    First Bancshares, Inc. (The).........................   4,217     162,565
    First Bank...........................................   3,967      56,133
    First Busey Corp.....................................  52,057   1,651,248
    First Business Financial Services, Inc...............   7,228     171,737
    First Citizens BancShares, Inc., Class A.............  21,741   8,844,674
    First Commonwealth Financial Corp.................... 285,908   4,823,268
    First Community Bancshares, Inc......................  42,255   1,374,555
#   First Community Corp.................................     754      18,662
    First Connecticut Bancorp, Inc.......................  11,099     345,179
    First Defiance Financial Corp........................  79,228   2,547,972
    First Financial BanCorp.............................. 318,459   9,665,231
    First Financial Corp.................................  45,672   2,347,541
    First Financial Northwest, Inc....................... 109,913   1,941,064
*   First Foundation, Inc................................  22,991     361,419
    First Horizon National Corp.......................... 339,929   6,081,330
    First Internet Bancorp...............................   4,626     147,107
    First Interstate BancSystem, Inc., Class A........... 121,991   5,263,912
    First Merchants Corp................................. 165,434   7,808,485
    First Mid-Illinois Bancshares, Inc...................   4,032     162,530
    First Midwest Bancorp, Inc........................... 353,430   9,425,978
*   First Northwest Bancorp..............................   2,464      39,868
    First of Long Island Corp. (The).....................   9,355     203,939
#   First Savings Financial Group, Inc...................     322      22,299
    First United Corp....................................   4,138      77,381
    FirstCash, Inc....................................... 104,660   8,498,392
*   Flagstar Bancorp, Inc................................ 152,262   5,184,521
    Flushing Financial Corp.............................. 119,416   2,994,953
#   FNB Corp............................................. 895,571  11,490,176
#*  Franklin Financial Network, Inc......................  11,783     461,304
    FS Bancorp, Inc......................................   2,537     155,696
    Fulton Financial Corp................................ 634,174  11,002,919
#   GAIN Capital Holdings, Inc...........................  29,796     202,911
    GAMCO Investors, Inc., Class A.......................   1,081      26,474
*   Genworth Financial, Inc., Class A....................  20,742      95,413
#   German American Bancorp, Inc.........................  94,913   3,477,612
#   Glacier Bancorp, Inc.................................  96,656   4,127,211
    Global Indemnity, Ltd................................  60,021   2,445,856
    Great Southern Bancorp, Inc..........................  36,006   2,126,154
    Great Western Bancorp, Inc........................... 112,852   4,722,856
    Green Bancorp, Inc...................................  38,106     925,976

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
*   Green Dot Corp., Class A.............................    90,864 $ 7,207,332
#*  Greenlight Capital Re, Ltd., Class A.................   103,897   1,516,896
    Guaranty Federal Bancshares, Inc.....................    14,051     349,870
*   Hallmark Financial Services, Inc.....................    67,623     714,099
    Hancock Whitney Corp.................................   214,163  10,761,691
    Hanmi Financial Corp.................................    83,527   2,092,351
    Hanover Insurance Group, Inc. (The)..................   140,426  17,612,229
*   HarborOne Bancorp, Inc...............................     9,197     168,765
    Hawthorn Bancshares, Inc.............................    12,132     263,871
#   HCI Group, Inc.......................................    32,155   1,375,912
#   Heartland Financial USA, Inc.........................    16,317     958,624
    Heritage Commerce Corp...............................   112,748   1,717,152
#   Heritage Financial Corp..............................    67,629   2,370,396
#   Heritage Insurance Holdings, Inc.....................    18,493     317,525
    Hilltop Holdings, Inc................................   306,847   6,382,418
    Hingham Institution for Savings......................     1,317     291,149
*   HMN Financial, Inc...................................    17,195     356,796
    Home Bancorp, Inc....................................     5,323     242,676
#   Home BancShares, Inc.................................     4,012      93,038
*   HomeStreet, Inc......................................    50,356   1,490,538
*   HomeTrust Bancshares, Inc............................    18,758     545,858
    Hope Bancorp, Inc....................................   478,024   8,021,243
    HopFed Bancorp, Inc..................................    27,899     458,939
    Horace Mann Educators Corp...........................   251,498  10,990,463
    Horizon Bancorp, inc.................................    56,397   1,184,901
*   Howard Bancorp, Inc..................................       520       8,372
    IBERIABANK Corp......................................   152,538  12,675,908
    Independence Holding Co..............................     1,930      67,068
#   Independent Bank Corp................................    73,364   6,485,378
    Independent Bank Corp................................    43,229   1,059,110
    Independent Bank Group, Inc..........................    62,585   4,199,453
    Interactive Brokers Group, Inc., Class A.............     1,413      84,582
    International Bancshares Corp........................   226,306  10,059,302
*   INTL. FCStone, Inc...................................    39,944   2,140,599
#   Investment Technology Group, Inc.....................    98,888   2,190,369
    Investors Bancorp, Inc............................... 1,057,008  13,233,740
    Investors Title Co...................................     7,917   1,515,314
    James River Group Holdings, Ltd......................     8,242     341,136
#   Janus Henderson Group P.L.C..........................   208,208   6,777,170
    Jefferies Financial Group, Inc.......................    14,822     359,434
    Kearny Financial Corp................................   199,512   2,862,997
#   Kemper Corp..........................................   295,257  23,561,509
    Kentucky First Federal Bancorp.......................       496       4,142
    Kingstone Cos., Inc..................................     6,010      98,264
    Ladenburg Thalmann Financial Services, Inc...........    17,957      60,874
    Lake Shore Bancorp, Inc..............................     1,066      18,335
    Lakeland Bancorp, Inc................................   136,571   2,649,477
    Lakeland Financial Corp..............................    32,815   1,591,199
    Landmark Bancorp, Inc................................     3,112      88,132
    LCNB Corp............................................     1,344      24,998
    LegacyTexas Financial Group, Inc.....................   116,055   5,086,691
    Legg Mason, Inc......................................   367,311  12,536,324
#*  LendingClub Corp.....................................   292,905   1,206,769
    Macatawa Bank Corp...................................    84,693   1,039,183
    Mackinac Financial Corp..............................    15,463     255,140
*   Magyar Bancorp, Inc..................................     6,751      86,750
    Maiden Holdings, Ltd.................................   207,072   1,801,526
*   Malvern Bancorp, Inc.................................       743      18,389
    Marlin Business Services Corp........................    62,483   1,924,476

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
FINANCIALS -- (Continued)
     MB Financial, Inc.................................... 211,303 $10,237,630
#*   MBIA, Inc............................................ 382,403   3,919,631
     MBT Financial Corp...................................  56,898     648,637
     Mercantile Bank Corp.................................  41,585   1,477,099
#    Mercury General Corp.................................  25,567   1,314,911
     Meridian Bancorp, Inc................................ 101,510   1,857,633
     Meta Financial Group, Inc............................  17,309   1,548,290
*    MGIC Investment Corp................................. 394,009   4,917,232
#    Mid Penn Bancorp, Inc................................     262       8,594
     Middlefield Banc Corp................................     967      49,027
     Midland States Bancorp, Inc..........................  11,242     378,631
#    MidSouth Bancorp, Inc................................  32,323     457,370
     MidWestOne Financial Group, Inc......................  18,255     587,081
*    MMA Capital Management LLC...........................     962      25,589
#    MSB Financial Corp...................................   3,419      73,167
     MutualFirst Financial, Inc...........................  18,690     717,696
#    MVB Financial Corp...................................     914      15,081
     National Bank Holdings Corp., Class A................  65,744   2,602,148
#    National Bankshares, Inc.............................     658      31,091
*    National Commerce Corp...............................   8,080     352,288
     National General Holdings Corp....................... 148,145   4,085,839
*    National Holdings Corp...............................   2,700       8,667
     National Security Group, Inc. (The)..................     193       3,090
     National Western Life Group, Inc., Class A...........   7,080   2,293,920
     Navient Corp......................................... 686,695   9,071,241
     Navigators Group, Inc. (The)......................... 153,512   9,264,449
     NBT Bancorp, Inc.....................................  74,786   3,009,389
     Nelnet, Inc., Class A................................ 115,896   6,812,367
#    New York Community Bancorp, Inc...................... 504,591   5,434,445
*>>  NewStar Financial, Inc............................... 159,703      78,617
*    NI Holdings, Inc.....................................     951      15,901
*    Nicholas Financial, Inc..............................  21,428     197,138
*    Nicolet Bankshares, Inc..............................   2,396     132,619
#*   NMI Holdings, Inc., Class A.......................... 111,940   2,339,546
#    Northeast Bancorp....................................   4,119      88,353
#    Northfield Bancorp, Inc.............................. 136,399   2,272,407
     Northrim BanCorp, Inc................................  27,756   1,118,567
#    Northwest Bancshares, Inc............................ 333,835   6,015,707
     Norwood Financial Corp...............................   3,847     144,647
     OceanFirst Financial Corp............................  88,960   2,594,963
     OFG Bancorp.......................................... 124,853   2,078,802
#    Ohio Valley Banc Corp................................   1,614      78,925
     Old Line Bancshares, Inc.............................   2,048      70,205
#    Old National Bancorp................................. 466,292   9,069,379
     Old Republic International Corp...................... 876,356  18,675,146
     Old Second Bancorp, Inc..............................  55,426     859,103
*    On Deck Capital, Inc.................................  73,935     505,715
*    OneMain Holdings, Inc................................ 178,055   5,920,329
     Oppenheimer Holdings, Inc., Class A..................  12,633     373,305
     Opus Bank............................................  65,057   1,841,113
     Oritani Financial Corp............................... 134,349   2,149,584
     Orrstown Financial Services, Inc.....................   1,614      42,448
*    Pacific Mercantile Bancorp...........................  32,038     313,972
#*   Pacific Premier Bancorp, Inc.........................  38,234   1,414,658
     PacWest Bancorp...................................... 412,223  20,701,839
     Parke Bancorp, Inc...................................   3,971      93,716
     PCSB Financial Corp..................................     900      17,712
     Peapack Gladstone Financial Corp.....................  32,433   1,066,397
     Penns Woods Bancorp, Inc.............................   3,403     155,177

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
#   Peoples Bancorp of North Carolina, Inc...............     5,107 $   160,309
    Peoples Bancorp, Inc.................................    48,076   1,741,313
    Peoples Financial Services Corp......................     1,342      61,866
#   People's United Financial, Inc....................... 1,285,328  23,431,529
    People's Utah Bancorp................................       600      21,810
*   PHH Corp.............................................   166,979   1,815,062
#   Pinnacle Financial Partners, Inc.....................   187,193  11,699,562
    Piper Jaffray Cos....................................    42,749   3,306,635
    Popular, Inc.........................................   263,614  13,083,163
#*  PRA Group, Inc.......................................    58,127   2,278,578
#   Preferred Bank.......................................    21,879   1,361,749
    Premier Financial Bancorp, Inc.......................    26,959     512,491
    Primerica, Inc.......................................    10,303   1,182,784
    ProAssurance Corp....................................   100,392   4,146,190
#   Prosperity Bancshares, Inc...........................   202,126  14,179,139
    Protective Insurance Corp., Class B..................    54,454   1,271,501
    Protective Insurance Corp., Class A..................       276       6,403
    Provident Financial Holdings, Inc....................    26,149     485,064
    Provident Financial Services, Inc....................   227,791   5,817,782
#   Prudential Bancorp, Inc..............................     2,110      39,985
    QCR Holdings, Inc....................................    17,550     762,548
    Radian Group, Inc....................................   439,207   8,410,814
*   Regional Management Corp.............................    19,879     659,386
    Reinsurance Group of America, Inc....................   170,010  24,056,415
    RenaissanceRe Holdings, Ltd..........................   143,959  18,980,994
    Renasant Corp........................................   148,706   6,644,184
    Republic Bancorp, Inc., Class A......................    18,751     897,610
#*  Republic First Bancorp, Inc..........................    14,728     116,351
    Riverview Bancorp, Inc...............................    26,642     242,442
#   RLI Corp.............................................     2,374     177,480
#   S&T Bancorp, Inc.....................................    87,232   3,904,504
*   Safeguard Scientifics, Inc...........................    21,640     246,696
    Safety Insurance Group, Inc..........................    70,391   6,447,816
    Salisbury Bancorp, Inc...............................       490      21,511
    Sandy Spring Bancorp, Inc............................   112,265   4,390,684
    Santander Consumer USA Holdings, Inc.................   547,111  10,526,416
    SB Financial Group, Inc..............................     1,320      26,136
#   SB One Bancorp.......................................     8,359     239,485
#*  Seacoast Banking Corp. of Florida....................    19,987     585,819
*   Security National Financial Corp., Class A...........    11,256      57,968
*   Select Bancorp, Inc..................................     7,213      93,841
    Selective Insurance Group, Inc.......................   222,371  13,297,786
    Shore Bancshares, Inc................................    10,133     195,770
    SI Financial Group, Inc..............................    21,971     306,495
    Sierra Bancorp.......................................    15,081     445,493
    Simmons First National Corp., Class A................   322,440   9,608,712
*   SLM Corp.............................................    98,617   1,113,386
*   SmartFinancial, Inc..................................       415      10,666
    South State Corp.....................................    78,581   6,577,230
*   Southern First Bancshares, Inc.......................    16,843     740,250
    Southern Missouri Bancorp, Inc.......................     3,361     133,230
    Southern National Bancorp of Virginia, Inc...........    13,087     229,546
    Southside Bancshares, Inc............................    54,601   1,872,268
    Southwest Georgia Financial Corp.....................       731      17,047
    State Auto Financial Corp............................   145,812   4,715,560
    State Bank Financial Corp............................    53,193   1,672,920
    Sterling Bancorp.....................................   674,193  14,967,085
    Stewart Information Services Corp....................    76,617   3,481,476
    Stifel Financial Corp................................   102,567   5,654,519

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                          ------- --------------
FINANCIALS -- (Continued)
    Stock Yards Bancorp, Inc.............................     750 $       28,613
    Summit Financial Group, Inc..........................   2,048         52,429
    Synovus Financial Corp............................... 292,437     14,452,237
    TCF Financial Corp................................... 534,790     13,428,577
    Territorial Bancorp, Inc.............................  16,618        506,849
*   Texas Capital Bancshares, Inc........................  57,599      5,229,989
*   Third Point Reinsurance, Ltd.........................  87,992      1,108,699
    Timberland Bancorp, Inc..............................  52,391      1,897,602
    Tiptree, Inc......................................... 136,453        927,880
    Tompkins Financial Corp..............................  14,598      1,250,757
    Towne Bank........................................... 145,153      4,688,442
    TriCo Bancshares.....................................  48,355      1,877,141
#*  TriState Capital Holdings, Inc.......................  43,174      1,269,316
*   Triumph Bancorp, Inc.................................   2,454         94,111
    TrustCo Bank Corp. NY................................ 229,141      2,085,183
    Trustmark Corp....................................... 243,501      8,568,800
    UMB Financial Corp...................................  25,764      1,852,174
    Umpqua Holdings Corp................................. 800,263     17,045,602
*   Unico American Corp..................................  35,600        256,320
    Union Bankshares Corp................................ 200,632      8,127,602
    United Bancshares, Inc...............................     590         13,128
#   United Bankshares, Inc............................... 213,058      7,872,493
    United Community Bancorp.............................     870         23,969
    United Community Banks, Inc.......................... 172,211      5,171,496
    United Community Financial Corp...................... 186,495      1,948,873
    United Financial Bancorp, Inc........................ 175,711      3,076,700
    United Fire Group, Inc............................... 108,210      6,523,981
    United Insurance Holdings Corp.......................  20,264        420,681
    United Security Bancshares...........................   1,687         18,135
    Unity Bancorp, Inc...................................  27,893        680,589
#   Universal Insurance Holdings, Inc....................  49,436      2,194,958
    Univest Corp. of Pennsylvania........................  46,274      1,263,280
    Unum Group........................................... 133,320      5,296,804
#   US Global Investors, Inc., Class A...................  10,819         17,635
#   Valley National Bancorp.............................. 620,609      7,230,095
*   Veritex Holdings, Inc................................  24,106        742,947
#   Virtus Investment Partners, Inc......................  11,691      1,557,826
#   Waddell & Reed Financial, Inc., Class A..............  46,378        960,488
    Walker & Dunlop, Inc.................................  89,820      5,322,733
    Washington Federal, Inc.............................. 326,323     10,948,137
    Washington Trust Bancorp, Inc........................  17,053        996,748
    Waterstone Financial, Inc............................  49,921        848,657
    Webster Financial Corp............................... 209,439     13,515,099
    WesBanco, Inc........................................ 208,420     10,185,485
    West Bancorporation, Inc.............................  90,568      2,246,086
*   Western Alliance Bancorp.............................  48,874      2,772,133
#   Western New England Bancorp, Inc..................... 118,440      1,285,074
#   White Mountains Insurance Group, Ltd.................   2,308      2,107,273
    Wintrust Financial Corp.............................. 182,739     16,031,692
*   WMIH Corp............................................ 430,841        585,944
*   World Acceptance Corp................................   3,555        355,180
    WR Berkley Corp...................................... 223,655     16,955,286
    WSFS Financial Corp..................................  30,861      1,749,819
    WVS Financial Corp...................................   1,304         21,320
#   Zions Bancorporation................................. 374,079     19,339,884
                                                                  --------------
TOTAL FINANCIALS.........................................          1,375,247,161
                                                                  --------------
HEALTHCARE -- (4.5%)
#*  Acadia Healthcare Co., Inc........................... 189,268      7,472,301

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
HEALTHCARE -- (Continued)
#   Aceto Corp........................................... 109,699 $   358,716
*   Achillion Pharmaceuticals, Inc....................... 554,229   1,429,911
*   Acorda Therapeutics, Inc............................. 219,835   5,484,883
*   Addus HomeCare Corp..................................  68,257   4,515,201
#*  Adverum Biotechnologies, Inc.........................  65,848     309,486
#*  Aeglea BioTherapeutics, Inc..........................  12,397     104,259
*   Allscripts Healthcare Solutions, Inc................. 482,446   5,905,139
*   Alpine Immune Sciences, Inc..........................   2,695      18,798
#*  Amedisys, Inc........................................  45,367   4,247,712
*   American Shared Hospital Services....................   8,624      25,441
#*  AMN Healthcare Services, Inc.........................  35,119   2,124,699
*   Amneal Pharmaceuticals, Inc..........................  84,438   1,618,676
*   Amphastar Pharmaceuticals, Inc....................... 106,646   1,860,973
*   AngioDynamics, Inc................................... 105,807   2,236,760
#*  ANI Pharmaceuticals, Inc.............................   2,600     174,070
#*  Anika Therapeutics, Inc..............................  68,061   2,724,482
#*  Apollo Endosurgery, Inc..............................   3,627      33,042
*   Applied Genetic Technologies Corp....................  60,272     241,088
#*  Aptevo Therapeutics, Inc.............................  94,180     397,440
*   Aquinox Pharmaceuticals, Inc.........................  10,004      29,612
#*  Ardelyx, Inc.........................................  38,510     155,965
*   Avanos Medical, Inc.................................. 159,365   8,796,948
*   Bio-Rad Laboratories, Inc., Class A..................   5,100   1,563,915
#*  BioTelemetry, Inc....................................  55,528   2,915,220
#*  Brookdale Senior Living, Inc......................... 565,880   5,426,789
*   Caladrius Biosciences, Inc...........................   5,102      25,561
#*  Calithera Biosciences, Inc...........................  89,023     396,152
#*  Cambrex Corp.........................................  93,143   5,821,437
    Cantel Medical Corp..................................   3,078     285,361
#*  Capital Senior Living Corp...........................  80,886     808,051
*   Catalyst Biosciences, Inc............................  25,910     255,991
*   Celldex Therapeutics, Inc............................ 357,259     166,125
#*  CHF Solutions, Inc...................................  10,102      16,466
*   Chimerix, Inc........................................ 188,559     842,859
*   Civitas Solutions, Inc...............................   6,536     106,864
#*  Community Health Systems, Inc........................ 106,131     354,478
*   Concert Pharmaceuticals, Inc.........................  61,074     976,573
    CONMED Corp.......................................... 139,843  10,348,382
#*  Cross Country Healthcare, Inc........................  99,083   1,162,244
*   CryoLife, Inc........................................  76,542   2,280,952
#*  Cumberland Pharmaceuticals, Inc......................  75,857     462,728
#*  Cutera, Inc..........................................  14,665     586,600
#*  Depomed, Inc.........................................  99,043     877,521
#*  Dermira, Inc.........................................  40,324     392,756
    Digirad Corp.........................................  50,370      83,110
#*  Diplomat Pharmacy, Inc...............................   6,853     142,405
*   Electromed, Inc......................................  18,824      98,826
*   Emergent BioSolutions, Inc...........................  51,907   2,821,145
*   Enanta Pharmaceuticals, Inc..........................  16,058   1,565,976
    Ensign Group, Inc. (The).............................  17,389     627,221
*   Envision Healthcare Corp............................. 125,852   5,570,210
#*  Enzo Biochem, Inc....................................  72,794     321,749
#*  Evolent Health, Inc., Class A........................ 164,305   3,318,961
*   Five Prime Therapeutics, Inc.........................  25,477     379,607
*   FONAR Corp...........................................  17,539     457,768
*   Haemonetics Corp.....................................  49,708   4,853,489
*   Harvard Bioscience, Inc.............................. 168,193     958,700
    HealthStream, Inc....................................  81,861   2,298,657
*   HMS Holdings Corp.................................... 111,687   2,672,670

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
HEALTHCARE -- (Continued)
#*  Horizon Pharma P.L.C................................. 453,446 $ 7,994,253
*   ICU Medical, Inc.....................................   1,057     303,148
*   Immune Design Corp...................................  11,050      41,990
*   Integer Holdings Corp................................ 126,414   9,032,280
#*  Intra-Cellular Therapies, Inc........................  72,423   1,453,530
*   IntriCon Corp........................................  12,445     723,054
#   Invacare Corp........................................ 167,575   2,991,214
*   IRIDEX Corp..........................................  10,837      85,016
*   Juniper Pharmaceuticals, Inc.........................   8,898     102,327
#*  K2M Group Holdings, Inc..............................   7,023     143,059
#*  Karyopharm Therapeutics, Inc.........................   2,524      44,877
    Kewaunee Scientific Corp.............................  12,321     389,344
*   Kindred Biosciences, Inc............................. 136,401   1,848,234
#*  Lannett Co., Inc.....................................  82,573   1,052,806
#   LeMaitre Vascular, Inc...............................  43,582   1,568,952
*   LHC Group, Inc.......................................  98,741   8,499,625
*   LifePoint Health, Inc................................ 217,249  14,077,735
*   LivaNova P.L.C.......................................   8,369     921,678
#   Luminex Corp.........................................  20,256     685,868
*   Magellan Health, Inc.................................  76,461   5,562,538
*   Mallinckrodt P.L.C...................................  95,289   2,234,527
*   MEDNAX, Inc.......................................... 227,619   9,739,817
#*  MEI Pharma, Inc......................................   9,993      37,873
#*  Melinta Therapeutics, Inc............................   8,990      47,647
*   Merit Medical Systems, Inc...........................  87,501   4,751,304
#*  Merrimack Pharmaceuticals, Inc.......................  51,752     267,558
*   Micron Solutions, Inc................................   1,132       3,736
#*  Minerva Neurosciences, Inc...........................  19,861     159,881
#*  Mirati Therapeutics, Inc.............................   6,541     401,617
#*  Misonix, Inc.........................................  28,468     466,163
*   Myriad Genetics, Inc.................................  37,420   1,637,125
#*  NantKwest, Inc.......................................  25,122      87,927
    National HealthCare Corp.............................  23,920   1,724,154
#*  Natus Medical, Inc................................... 114,130   4,165,745
#*  Nuvectra Corp........................................  28,590     448,291
*   Omnicell, Inc........................................  91,905   5,468,347
*   Ophthotech Corp...................................... 104,187     259,426
*   OraSure Technologies, Inc............................  80,222   1,346,927
*   Orthofix International NV............................  32,360   1,957,456
*   Otonomy, Inc......................................... 120,594     397,960
#   Owens & Minor, Inc................................... 187,511   3,538,333
#*  Pain Therapeutics, Inc...............................   5,806      13,005
#*  PDL BioPharma, Inc................................... 763,320   1,915,933
*   Pfenex, Inc..........................................  26,611     136,248
#*  Prestige Brands Holdings, Inc........................ 176,096   6,291,910
*   Protagonist Therapeutics, Inc........................  22,444     155,312
#*  Prothena Corp. P.L.C.................................  52,979     787,268
*   Providence Service Corp. (The).......................  51,433   3,604,425
#*  Quorum Health Corp................................... 108,496     525,121
#*  Repligen Corp........................................  15,741     760,763
#*  RTI Surgical, Inc.................................... 225,030   1,035,138
*   SeaSpine Holdings Corp...............................  38,029     530,885
*   Select Medical Holdings Corp......................... 266,733   5,548,046
*   Sierra Oncology, Inc.................................  91,665     260,329
#*  Spectrum Pharmaceuticals, Inc........................  42,399     902,675
*   Stemline Therapeutics, Inc...........................   7,479     115,177
#*  Surgery Partners, Inc................................   7,065     106,681
*   Surmodics, Inc.......................................  14,010     823,788
#*  Syneos Health, Inc...................................  89,135   4,392,127

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
HEALTHCARE -- (Continued)
#*  Synlogic, Inc........................................   4,468 $     41,865
*   Tetraphase Pharmaceuticals, Inc......................  86,102      247,113
#*  Tivity Health, Inc...................................  67,256    2,266,527
#*  Tonix Pharmaceuticals Holding Corp...................   6,101        7,199
*   Triple-S Management Corp., Class B...................  83,302    2,958,054
    Utah Medical Products, Inc...........................   1,047      101,559
#*  Verastem, Inc........................................   8,300       63,910
*   Versartis, Inc.......................................  48,740       82,858
*   WellCare Health Plans, Inc...........................  10,107    2,702,814
*   Zafgen, Inc..........................................  45,979      478,182
#*  Zogenix, Inc.........................................     108        6,129
                                                                  ------------
TOTAL HEALTHCARE.........................................          246,033,504
                                                                  ------------
INDUSTRIALS -- (19.8%)
    AAR Corp............................................. 153,489    7,276,913
    ABM Industries, Inc.................................. 293,644    9,161,693
*   Acacia Research Corp................................. 150,007      570,027
    ACCO Brands Corp..................................... 258,640    3,310,592
#   Acme United Corp.....................................   5,022      109,530
#   Actuant Corp., Class A...............................  42,726    1,219,827
    Acuity Brands, Inc...................................     174       24,191
*   Advanced Disposal Services, Inc......................     980       24,108
#*  AECOM................................................ 589,841   19,795,064
*   Aegion Corp.......................................... 121,114    3,001,205
*   AeroCentury Corp.....................................   6,545      109,629
#*  Aerovironment, Inc...................................  92,638    6,819,083
    AGCO Corp............................................ 273,209   17,217,631
    Air Lease Corp....................................... 355,077   15,609,185
*   Air Transport Services Group, Inc.................... 118,242    2,663,992
    Alamo Group, Inc.....................................  66,141    6,151,113
#   Alaska Air Group, Inc................................  55,573    3,491,652
    Albany International Corp., Class A..................  72,670    4,807,120
    Allied Motion Technologies, Inc......................  10,614      486,970
    Altra Industrial Motion Corp......................... 116,843    5,129,408
    AMERCO...............................................  64,177   24,199,863
*   Ameresco, Inc., Class A..............................  57,237      766,976
#   American Railcar Industries, Inc..................... 107,451    4,896,542
#*  American Superconductor Corp.........................   8,997       46,604
*   American Woodmark Corp...............................  10,640      887,908
*   AMREP Corp...........................................   8,943       65,820
#   Apogee Enterprises, Inc.............................. 107,723    5,468,019
    Applied Industrial Technologies, Inc................. 101,974    7,612,359
*   ARC Document Solutions, Inc..........................  83,094      214,383
    ArcBest Corp.........................................  89,090    4,147,139
    Arconic, Inc.........................................  59,287    1,285,935
    Argan, Inc...........................................  64,579    2,479,834
*   Armstrong Flooring, Inc.............................. 114,600    1,497,822
*   Arotech Corp.........................................  73,833      287,949
*   ASGN, Inc............................................ 187,664   16,946,059
    Astec Industries, Inc................................  65,950    3,240,124
#*  Astrotech Corp.......................................   5,202       20,288
*   Atlas Air Worldwide Holdings, Inc....................  88,723    5,948,877
    AZZ, Inc.............................................  15,245      826,279
#*  Babcock & Wilcox Enterprises, Inc.................... 603,242    1,296,970
    Barnes Group, Inc.................................... 135,925    9,222,511
    Barrett Business Services, Inc.......................   9,363      860,272
#*  Beacon Roofing Supply, Inc........................... 148,567    6,251,699
*   BMC Stock Holdings, Inc..............................  45,496    1,000,912
    Brady Corp., Class A.................................  78,318    2,995,664

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
    Briggs & Stratton Corp............................... 199,512 $ 3,529,367
#*  Broadwind Energy, Inc................................   2,600       6,058
*   CAI International, Inc............................... 102,547   2,354,479
*   CBIZ, Inc............................................ 175,900   3,869,800
#   CECO Environmental Corp..............................  87,343     600,046
#*  Celadon Group, Inc...................................  68,279     191,181
*   Chart Industries, Inc................................ 152,195  11,884,908
#   Chicago Rivet & Machine Co...........................   1,983      62,455
#   CIRCOR International, Inc............................  63,058   2,796,622
*   Civeo Corp........................................... 219,021     834,470
*   Clean Harbors, Inc................................... 122,302   6,962,653
#*  Colfax Corp.......................................... 255,062   8,238,503
    Columbus McKinnon Corp...............................  68,989   2,839,587
    Comfort Systems USA, Inc.............................  53,059   2,947,427
*   Commercial Vehicle Group, Inc........................  80,072     561,305
    CompX International, Inc.............................   5,744      72,949
*   Continental Building Products, Inc...................  14,078     449,088
*   Continental Materials Corp...........................   1,419      23,094
    Copa Holdings SA, Class A............................   6,502     632,905
    Costamare, Inc....................................... 185,944   1,290,451
#   Covanta Holding Corp................................. 116,162   2,090,916
*   Covenant Transportation Group, Inc., Class A.........  76,284   2,210,710
*   CPI Aerostructures, Inc..............................  31,729     298,253
    CRA International, Inc...............................  29,637   1,603,954
    Crane Co.............................................   6,758     612,072
*   CSW Industrials, Inc.................................  32,288   1,751,624
    Cubic Corp...........................................  32,588   2,219,243
    Curtiss-Wright Corp.................................. 116,759  15,532,450
    DMC Global, Inc......................................  16,522     678,228
    Douglas Dynamics, Inc................................  72,976   3,583,122
*   Ducommun, Inc........................................  41,557   1,385,095
*   DXP Enterprises, Inc.................................  55,528   2,295,528
*   Eagle Bulk Shipping, Inc.............................  63,371     364,383
    Eastern Co. (The)....................................  34,760   1,025,420
*   Echo Global Logistics, Inc........................... 134,232   4,624,292
    Ecology and Environment, Inc., Class A...............   7,348      96,626
    EMCOR Group, Inc.....................................  20,058   1,543,463
    Encore Wire Corp..................................... 119,350   5,818,312
    EnerSys..............................................  85,269   6,998,027
*   Engility Holdings, Inc...............................  50,346   1,741,972
    Ennis, Inc...........................................  94,663   2,058,920
    EnPro Industries, Inc................................  57,985   4,429,474
    ESCO Technologies, Inc...............................  72,124   4,489,719
    Espey Manufacturing & Electronics Corp...............  13,355     345,895
    Essendant, Inc.......................................  80,398   1,337,019
*   Esterline Technologies Corp.......................... 115,595   9,860,253
    Federal Signal Corp.................................. 321,300   7,630,875
    Fluor Corp...........................................  89,999   4,612,449
    Forward Air Corp.....................................  16,501   1,054,414
*   Franklin Covey Co....................................  87,887   2,245,513
    Franklin Electric Co., Inc...........................  25,305   1,251,332
    FreightCar America, Inc..............................  48,870     894,810
*   FTI Consulting, Inc.................................. 144,771  11,431,118
#   GATX Corp............................................ 210,036  17,294,364
*   Genco Shipping & Trading, Ltd........................  39,142     581,259
*   Gencor Industries, Inc...............................  52,975     794,625
*   Genesee & Wyoming, Inc., Class A..................... 209,015  17,975,290
*   Gibraltar Industries, Inc............................ 148,815   6,466,012
#*  Goldfield Corp. (The)................................ 100,362     476,720

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
INDUSTRIALS -- (Continued)
    Gorman-Rupp Co. (The)................................   138,820 $ 5,252,949
*   GP Strategies Corp...................................    88,980   1,681,722
    Graham Corp..........................................    20,694     551,081
#   Granite Construction, Inc............................   158,137   8,531,491
*   Great Lakes Dredge & Dock Corp.......................   180,505     974,727
#   Greenbrier Cos., Inc. (The)..........................   116,098   6,576,952
    Griffon Corp.........................................   273,394   4,893,753
    H&E Equipment Services, Inc..........................    65,215   2,399,260
    Hawaiian Holdings, Inc...............................   120,875   4,847,087
    Heidrick & Struggles International, Inc..............    73,557   3,008,481
*   Heritage-Crystal Clean, Inc..........................    41,140     991,474
#*  Hertz Global Holdings, Inc...........................   237,399   3,615,587
#*  Hill International, Inc..............................    53,478     294,129
*   Houston Wire & Cable Co..............................    10,707      85,656
*   Hub Group, Inc., Class A.............................   110,401   5,122,606
*   Hudson Global, Inc...................................    10,157      17,267
#*  Hudson Technologies, Inc.............................   147,233     267,964
    Hurco Cos., Inc......................................    33,696   1,492,733
*   Huron Consulting Group, Inc..........................    77,848   3,398,065
*   Huttig Building Products, Inc........................    21,867     100,588
    Hyster-Yale Materials Handling, Inc..................    48,502   3,189,492
    ICF International, Inc...............................    59,420   4,376,283
*   IES Holdings, Inc....................................     1,429      25,651
*   InnerWorkings, Inc...................................   355,918   3,153,433
*   Innovative Solutions & Support, Inc..................     5,621      16,526
    Insteel Industries, Inc..............................    72,966   3,001,092
    ITT, Inc.............................................    69,913   3,961,970
    Jacobs Engineering Group, Inc........................   471,823  31,909,389
*   JetBlue Airways Corp................................. 1,410,800  25,394,400
    Kadant, Inc..........................................    57,727   5,576,428
    Kaman Corp...........................................    76,564   5,070,068
    KAR Auction Services, Inc............................     4,496     267,287
    KBR, Inc.............................................    95,856   1,915,203
    Kelly Services, Inc., Class A........................   110,848   2,692,498
#   Kennametal, Inc......................................    68,587   2,672,150
#*  KeyW Holding Corp. (The).............................   142,897   1,267,496
    Kforce, Inc..........................................     1,297      49,027
    Kimball International, Inc., Class B.................   137,692   2,223,726
*   Kirby Corp...........................................   189,466  15,810,938
*   KLX, Inc.............................................   194,735  14,225,392
#   Knight-Swift Transportation Holdings, Inc............   273,321   8,896,599
    Korn/Ferry International.............................   202,075  13,332,908
#*  Kratos Defense & Security Solutions, Inc.............   160,563   2,074,474
*   Lawson Products, Inc.................................    26,425     714,796
*   LB Foster Co., Class A...............................    38,133     936,165
*   Limbach Holdings, Inc................................    24,773     275,228
    LS Starrett Co. (The), Class A.......................    10,273      65,747
    LSC Communications, Inc..............................    85,222   1,280,034
    LSI Industries, Inc..................................   130,613     638,698
*   Lydall, Inc..........................................   102,737   4,766,997
#   Macquarie Infrastructure Corp........................    97,377   4,421,890
#*  Manitex International, Inc...........................     1,256      15,235
*   Manitowoc Co., Inc. (The)............................   180,876   4,791,405
    ManpowerGroup, Inc...................................    93,355   8,706,287
    Marten Transport, Ltd................................   380,503   8,313,991
#*  MasTec, Inc..........................................   222,715  10,367,383
*   Mastech Digital, Inc.................................     2,308      44,960
    Matson, Inc..........................................   178,811   6,437,196
    Matthews International Corp., Class A................    90,445   4,752,885

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
    McGrath RentCorp.....................................  70,821 $ 4,205,351
#*  Mercury Systems, Inc................................. 112,774   4,706,059
    Miller Industries, Inc...............................  59,589   1,552,293
*   Mistras Group, Inc...................................  72,499   1,525,379
    Mobile Mini, Inc..................................... 198,332   8,458,860
    Moog, Inc., Class A..................................  62,431   4,682,949
*   MRC Global, Inc...................................... 385,714   8,736,422
#   Mueller Industries, Inc.............................. 157,518   5,215,421
    Mueller Water Products, Inc., Class A................ 291,378   3,598,518
    Multi-Color Corp.....................................  36,176   2,400,278
*   MYR Group, Inc.......................................  70,755   2,610,152
#   National Presto Industries, Inc......................   6,413     799,380
*   Navigant Consulting, Inc............................. 149,224   3,247,114
*   Nexeo Solutions, Inc.................................  34,809     316,066
*   NL Industries, Inc...................................  43,805     374,533
    NN, Inc.............................................. 139,284   2,994,606
#*  Northwest Pipe Co....................................  49,535     968,905
#*  NOW, Inc............................................. 300,501   4,492,490
#*  NV5 Global, Inc......................................  32,961   2,481,963
*   Orion Group Holdings, Inc............................ 106,466     976,293
    Oshkosh Corp......................................... 188,184  14,160,846
    Owens Corning........................................ 335,482  20,873,690
*   PAM Transportation Services, Inc.....................  25,480   1,389,934
    Park-Ohio Holdings Corp..............................  36,447   1,364,940
*   Patriot Transportation Holding, Inc..................   9,698     206,567
    Pendrell Corp........................................      16      11,024
*   Perma-Pipe International Holdings, Inc...............  44,798     405,422
    PICO Holdings, Inc...................................  61,148     739,891
#*  Pioneer Power Solutions, Inc.........................   1,400       7,140
    Powell Industries, Inc...............................  53,763   1,970,414
    Preformed Line Products Co...........................  18,213   1,599,101
    Primoris Services Corp...............................  69,506   1,877,357
    Quad/Graphics, Inc...................................  77,501   1,593,421
    Quanex Building Products Corp........................ 113,556   2,009,941
*   Quanta Services, Inc................................. 523,002  17,818,678
*   Radiant Logistics, Inc............................... 146,618     585,006
    Raven Industries, Inc................................  54,215   2,103,542
#*  RBC Bearings, Inc....................................   1,128     163,989
    RCM Technologies, Inc................................  78,752     382,735
    Regal Beloit Corp.................................... 140,077  12,039,618
    Reis, Inc............................................  48,098   1,026,892
    Resources Connection, Inc............................ 106,756   1,697,420
*   Roadrunner Transportation Systems, Inc...............  74,100     162,279
*   Rush Enterprises, Inc., Class A...................... 197,465   8,903,697
*   Rush Enterprises, Inc., Class B......................  51,902   2,335,071
    Ryder System, Inc.................................... 233,530  18,285,399
*   Saia, Inc............................................ 127,647   9,618,201
    Scorpio Bulkers, Inc................................. 190,629   1,439,249
    Servotronics, Inc....................................   7,061      67,983
*   SIFCO Industries, Inc................................  12,483      64,287
#   Simpson Manufacturing Co., Inc....................... 108,436   7,911,491
    SkyWest, Inc......................................... 240,109  14,382,529
*   SP Plus Corp.........................................  72,111   2,812,329
    Spartan Motors, Inc.................................. 123,989   1,828,838
*   Sparton Corp.........................................  56,079     837,259
#*  Spirit Airlines, Inc................................. 226,203   9,826,258
*   SPX Corp.............................................  66,528   2,468,189
*   SPX FLOW, Inc........................................  63,724   3,028,164
    Standex International Corp...........................  54,396   5,638,145

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                          ------- --------------
INDUSTRIALS -- (Continued)
    Steelcase, Inc., Class A............................. 206,657 $    2,841,534
#*  Sterling Construction Co., Inc....................... 101,660      1,365,294
*   Sunrun, Inc..........................................   9,958        140,806
    Systemax, Inc........................................ 173,866      7,775,288
*   Taylor Devices, Inc..................................     806          9,269
#*  Team, Inc............................................ 114,209      2,489,756
*   Teledyne Technologies, Inc...........................  11,391      2,499,413
#   Terex Corp........................................... 293,538     12,950,897
    Tetra Tech, Inc...................................... 146,694      8,918,995
#*  Textainer Group Holdings, Ltd........................  20,055        318,875
*   Thermon Group Holdings, Inc.......................... 123,885      3,105,797
    Titan International, Inc............................. 272,619      2,887,035
#*  Titan Machinery, Inc................................. 116,095      1,757,678
*   Transcat, Inc........................................   1,771         40,467
*   TriMas Corp.......................................... 139,851      4,139,590
    Trinity Industries, Inc.............................. 637,050     24,271,605
    Triton International, Ltd............................ 269,484      9,485,837
#   Triumph Group, Inc................................... 150,770      3,143,555
*   TrueBlue, Inc........................................  97,479      2,636,807
#*  Tutor Perini Corp.................................... 191,702      3,546,487
*   Twin Disc, Inc.......................................  43,496      1,140,030
*   Ultralife Corp.......................................  53,141        534,067
#   UniFirst Corp........................................  54,384     10,177,966
    Universal Forest Products, Inc....................... 262,158      9,657,901
    Universal Logistics Holdings, Inc....................  11,902        398,717
#   US Ecology, Inc......................................   2,197        148,957
*   USA Truck, Inc.......................................  33,000        720,060
    Valmont Industries, Inc..............................   8,234      1,149,878
*   Vectrus, Inc.........................................  45,922      1,442,410
*   Veritiv Corp.........................................  46,716      1,789,223
    Viad Corp............................................ 103,803      5,958,292
    Virco Manufacturing Corp.............................  23,168        112,365
#*  Vivint Solar, Inc....................................   9,407         53,620
    VSE Corp.............................................  26,506      1,142,409
#   Wabash National Corp................................. 188,853      3,739,289
    Watts Water Technologies, Inc., Class A.............. 112,276      9,605,212
#*  Welbilt, Inc.........................................   5,492        125,218
    Werner Enterprises, Inc.............................. 195,831      7,294,705
*   Wesco Aircraft Holdings, Inc......................... 333,992      3,991,204
*   WESCO International, Inc............................. 160,117      9,767,137
#*  Willdan Group, Inc...................................  16,551        461,442
*   Willis Lease Finance Corp............................  36,581      1,142,059
#*  XPO Logistics, Inc................................... 167,572     16,710,280
                                                                  --------------
TOTAL INDUSTRIALS........................................          1,092,599,133
                                                                  --------------
INFORMATION TECHNOLOGY -- (10.4%)
*   ACI Worldwide, Inc...................................     400         10,336
>>  Actua Corp...........................................  11,098         11,098
*   Acxiom Corp.......................................... 247,839     10,047,393
    ADTRAN, Inc.......................................... 225,002      3,656,282
*   Advanced Energy Industries, Inc......................   4,858        297,504
*   Agilysys, Inc........................................  65,359      1,075,156
*   ALJ Regional Holdings, Inc...........................   3,211          6,647
*   Alpha & Omega Semiconductor, Ltd.....................  76,154      1,017,417
    American Software, Inc., Class A.....................  19,941        298,317
*   Amkor Technology, Inc................................ 856,673      7,435,922
*   Amtech Systems, Inc..................................  75,698        428,451
*   Anixter International, Inc........................... 107,986      7,872,179
#*  Applied Optoelectronics, Inc.........................  16,467        632,827

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CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
*   ARRIS International P.L.C............................ 409,832 $10,352,356
*   Arrow Electronics, Inc............................... 406,704  30,844,431
    AstroNova, Inc.......................................  29,277     529,914
#*  Asure Software, Inc..................................   9,040     127,374
*   Aviat Networks, Inc..................................   5,300      80,825
    Avnet, Inc........................................... 419,335  18,387,840
    AVX Corp............................................. 220,630   4,584,691
*   Aware, Inc...........................................  60,193     225,724
*   Axcelis Technologies, Inc............................ 116,642   2,566,124
#*  AXT, Inc............................................. 150,181   1,133,867
    Bel Fuse, Inc., Class A..............................   9,916     194,354
    Bel Fuse, Inc., Class B..............................  34,630     779,175
#   Belden, Inc..........................................   6,643     430,134
    Benchmark Electronics, Inc........................... 204,163   4,940,745
#*  BroadVision, Inc.....................................  13,792      27,584
    Brooks Automation, Inc............................... 176,037   5,383,211
*   BSQUARE Corp.........................................  57,902     133,175
    Cabot Microelectronics Corp..........................   4,043     486,979
*   CACI International, Inc., Class A.................... 127,408  22,321,882
*   Calix, Inc...........................................  30,549     215,370
#*  Cars.com, Inc........................................ 251,438   7,133,296
    Cass Information Systems, Inc........................   1,144      77,048
    CCUR Holdings, Inc...................................  33,012     169,352
*   CEVA, Inc............................................   9,907     298,201
*   Cirrus Logic, Inc.................................... 146,771   6,349,313
#*  Clearfield, Inc......................................   8,287     107,317
#*  Coherent, Inc........................................  25,555   4,039,223
#   Cohu, Inc............................................  83,131   2,093,239
    Communications Systems, Inc..........................  19,486      70,344
*   Computer Task Group, Inc.............................  46,737     281,357
    Comtech Telecommunications Corp......................  96,959   3,257,822
*   Conduent, Inc........................................ 137,070   2,461,777
#*  Control4 Corp........................................  40,177   1,021,701
#   Convergys Corp....................................... 496,845  12,222,387
*   CoreLogic, Inc....................................... 108,539   5,285,849
*   Cray, Inc............................................  99,658   2,486,467
#*  Cree, Inc............................................ 366,407  17,276,090
#   CSG Systems International, Inc.......................  18,064     734,663
    CSP, Inc.............................................   5,466      59,033
    CTS Corp.............................................  91,183   3,182,287
#*  CyberOptics Corp.....................................  53,209     997,669
#   Cypress Semiconductor Corp........................... 181,517   3,232,818
    Daktronics, Inc...................................... 151,332   1,299,942
*   Data I/O Corp........................................   4,050      20,534
*   DHI Group, Inc....................................... 123,311     258,953
*   Digi International, Inc.............................. 119,784   1,617,084
*   Diodes, Inc.......................................... 224,637   8,347,511
*   DSP Group, Inc.......................................  85,319   1,066,487
#*  EchoStar Corp., Class A.............................. 185,704   8,354,823
*   Edgewater Technology, Inc............................  73,779     377,748
#*  Electro Scientific Industries, Inc................... 110,252   1,987,844
#*  Electronics For Imaging, Inc......................... 174,353   5,948,924
*   EMCORE Corp..........................................  50,469     254,868
    Entegris, Inc........................................ 110,779   3,893,882
*   ePlus, Inc...........................................  73,979   7,298,028
*   Everi Holdings, Inc..................................  15,873     116,667
*   Evolving Systems, Inc................................   1,978       5,143
*   ExlService Holdings, Inc.............................   4,788     285,556
*   Extreme Networks, Inc................................  10,347      87,950

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CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
#*  Fabrinet............................................. 126,948 $ 4,966,206
*   FARO Technologies, Inc...............................  51,623   3,360,657
#*  Finisar Corp......................................... 390,268   6,576,016
*   Finjan Holdings, Inc.................................   7,700      30,800
*   First Solar, Inc.....................................   9,697     507,638
#*  Fitbit, Inc., Class A................................  76,471     453,473
*   Flex, Ltd............................................ 229,145   3,198,864
*   FormFactor, Inc...................................... 233,227   3,020,290
*   Frequency Electronics, Inc...........................  36,991     307,025
    GlobalSCAPE, Inc.....................................   8,842      32,450
*   GSE Systems, Inc.....................................  23,168      68,346
*   GSI Technology, Inc..................................  71,474     489,597
    Hackett Group, Inc. (The)............................  87,795   1,582,944
#*  Harmonic, Inc........................................ 456,813   2,101,340
#*  Ichor Holdings, Ltd..................................  65,555   1,376,655
*   ID Systems, Inc......................................  23,847     162,160
#*  II-VI, Inc...........................................  77,315   3,030,748
#*  Infinera Corp........................................ 318,000   2,645,760
*   Information Services Group, Inc......................  14,914      61,147
*   Insight Enterprises, Inc............................. 137,520   6,913,130
*   Integrated Device Technology, Inc....................  28,336     975,608
#*  Internap Corp........................................  22,082     218,170
*   inTEST Corp..........................................  55,260     400,635
*   Intevac, Inc.........................................  79,997     375,986
#*  Iteris, Inc..........................................     600       2,946
*   Itron, Inc...........................................  32,663   1,998,976
    Jabil, Inc........................................... 608,732  17,147,980
*   KEMET Corp...........................................  43,270   1,124,587
*   Key Tronic Corp......................................  54,827     443,002
*   Kimball Electronics, Inc............................. 106,424   2,165,728
#*  Knowles Corp......................................... 325,312   5,647,416
    Kulicke & Soffa Industries, Inc...................... 202,921   5,348,998
#*  KVH Industries, Inc..................................  80,831   1,002,304
*   Lantronix, Inc.......................................  11,150      29,771
#*  Lattice Semiconductor Corp........................... 193,860   1,490,783
*   Leaf Group, Ltd......................................  98,864   1,156,709
    Leidos Holdings, Inc.................................   5,850     400,257
*   LGL Group, Inc. (The)................................  11,008      59,994
#*  LightPath Technologies, Inc., Class A................  28,589      68,042
*   Limelight Networks, Inc..............................  41,289     184,149
*   Liquidity Services, Inc.............................. 107,681     759,151
#   Littelfuse, Inc......................................   7,282   1,578,883
*   LRAD Corp............................................   3,801      10,377
*   Luna Innovations, Inc................................  42,778     145,017
#*  MACOM Technology Solutions Holdings, Inc.............  53,800   1,120,654
    ManTech International Corp., Class A................. 101,816   6,093,688
    Marchex, Inc., Class B............................... 103,172     314,675
    Marvell Technology Group, Ltd........................ 473,745  10,095,506
#*  MaxLinear, Inc.......................................   4,091      70,815
#*  Meet Group, Inc.(The)................................ 400,892   1,627,622
    Methode Electronics, Inc............................. 159,696   6,268,068
    MKS Instruments, Inc................................. 172,747  16,290,042
    Monotype Imaging Holdings, Inc.......................  34,481     712,033
    MTS Systems Corp.....................................   4,893     266,791
*   Nanometrics, Inc.....................................  80,967   3,049,217
*   Napco Security Technologies, Inc.....................  45,508     719,026
#*  NeoPhotonics Corp....................................   2,565      16,339
*   NETGEAR, Inc.........................................  98,253   6,469,960
*   NetScout Systems, Inc................................ 317,228   8,501,710

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CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
    Network-1 Technologies, Inc..........................   4,934 $    13,815
*   Novanta, Inc.........................................  39,009   2,432,211
    NVE Corp.............................................     502      53,624
*   ON Semiconductor Corp................................ 360,731   7,954,119
*   OneSpan, Inc.........................................  99,844   1,627,457
*   Optical Cable Corp...................................  31,026     117,899
#*  OSI Systems, Inc.....................................  46,194   3,684,433
#*  PAR Technology Corp..................................  56,039   1,046,809
    Park Electrochemical Corp............................  40,578     897,180
    PC Connection, Inc................................... 219,186   7,419,446
#*  PCM, Inc............................................. 111,274   2,459,155
    PC-Tel, Inc..........................................  70,471     436,215
#*  PDF Solutions, Inc...................................  27,739     291,259
*   Perceptron, Inc......................................  58,259     591,911
*   Perficient, Inc...................................... 129,301   3,403,202
*   PFSweb, Inc..........................................   2,300      22,126
*   Photronics, Inc...................................... 209,678   1,887,102
*   Plexus Corp..........................................  70,407   4,183,584
*   PRGX Global, Inc.....................................  27,766     251,282
    Progress Software Corp...............................  48,687   1,791,195
    QAD, Inc., Class B...................................     465      18,135
*   QuinStreet, Inc......................................   6,320      83,803
*   Qumu Corp............................................  10,656      26,107
*   Rambus, Inc.......................................... 137,110   1,694,680
#*  RealNetworks, Inc....................................  96,935     347,997
    RF Industries, Ltd...................................  15,951     158,712
*   Rhythmone P.L.C......................................   5,346      14,309
*   Ribbon Communications, Inc........................... 109,238     741,180
    Richardson Electronics, Ltd..........................  36,820     337,271
*   Rogers Corp..........................................  37,796   4,405,880
*   Rubicon Project, Inc. (The)..........................  67,082     193,196
*   Rudolph Technologies, Inc............................ 152,807   4,370,280
*   Sanmina Corp......................................... 275,108   8,005,643
*   ScanSource, Inc......................................  90,614   3,737,827
*   Seachange International, Inc.........................  40,360     123,502
*   Semtech Corp.........................................  27,029   1,282,526
*   Sigma Designs, Inc...................................  17,211     104,127
*   Silicon Laboratories, Inc............................   9,636     917,829
*   Socket Mobile, Inc...................................   2,820       6,683
#*  SolarEdge Technologies, Inc..........................  23,675   1,260,694
#*  StarTek, Inc.........................................  38,041     292,155
*   Steel Connect, Inc...................................   7,069      14,986
#*  Stratasys, Ltd....................................... 158,050   3,069,331
#*  Super Micro Computer, Inc............................ 138,267   3,055,701
*   Sykes Enterprises, Inc............................... 139,378   4,133,951
#*  Synacor, Inc.........................................  17,218      30,992
#*  Synaptics, Inc.......................................  91,624   4,591,279
#*  Synchronoss Technologies, Inc........................   1,100       4,653
    SYNNEX Corp.......................................... 181,005  17,461,552
*   Tech Data Corp....................................... 163,716  13,655,552
*   TechTarget, Inc......................................  36,182   1,028,292
#*  Telaria, Inc.........................................   9,226      34,413
*   Telenav, Inc.........................................   2,107      11,378
    Teradyne, Inc........................................  46,699   2,019,732
    TESSCO Technologies, Inc.............................  43,862     813,640
#   TiVo Corp............................................ 146,767   1,783,219
*   Trio-Tech International..............................   5,279      24,389
#*  TTM Technologies, Inc................................ 351,964   6,110,095
#*  Ultra Clean Holdings, Inc............................ 149,186   2,002,076

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CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
INFORMATION TECHNOLOGY -- (Continued)
*   Veeco Instruments, Inc...............................   223,643 $  3,276,370
*   Verint Systems, Inc..................................    12,134      544,817
#*  ViaSat, Inc..........................................     2,228      156,718
*   Viavi Solutions, Inc.................................   264,089    2,672,581
*   Virtusa Corp.........................................   153,477    8,108,190
#   Vishay Intertechnology, Inc..........................   461,857   11,546,425
*   Vishay Precision Group, Inc..........................    43,499    1,735,610
    Wayside Technology Group, Inc........................     3,889       52,502
*   Web.com Group, Inc...................................     4,664      117,300
*   Westell Technologies, Inc., Class A..................    10,100       27,775
*   Xcerra Corp..........................................   156,079    2,222,565
    Xerox Corp...........................................   141,805    3,682,676
*   XO Group, Inc........................................    73,884    2,082,051
#   Xperi Corp...........................................   138,192    2,300,897
*   Xplore Technologies Corp.............................     8,100       48,438
*   Zedge, Inc., Class B.................................     8,025       23,834
*   Zynga, Inc., Class A................................. 2,291,255    8,683,856
                                                                    ------------
TOTAL INFORMATION TECHNOLOGY.............................            571,645,738
                                                                    ------------
MATERIALS -- (6.2%)
    A Schulman, Inc......................................   112,296    4,868,032
*   AdvanSix, Inc........................................       294       11,898
*   AgroFresh Solutions, Inc.............................    48,667      346,022
#   Albemarle Corp.......................................    31,915    3,006,393
*   Alcoa Corp...........................................   437,568   18,933,567
#*  Allegheny Technologies, Inc..........................    90,394    2,512,953
    American Vanguard Corp...............................   107,592    2,334,746
*   Ampco-Pittsburgh Corp................................    46,394      489,457
    AptarGroup, Inc......................................     1,912      195,846
    Ashland Global Holdings, Inc.........................    67,900    5,575,269
    Bemis Co., Inc.......................................    71,834    3,297,899
    Boise Cascade Co.....................................    45,513    1,968,437
    Cabot Corp...........................................    68,149    4,504,649
#   Carpenter Technology Corp............................   194,577   10,656,982
*   Century Aluminum Co..................................   344,917    4,418,387
    Chase Corp...........................................    15,612    1,928,082
*   Clearwater Paper Corp................................    49,913    1,128,034
*   Coeur Mining, Inc....................................   119,743      838,201
    Commercial Metals Co.................................   399,069    8,915,201
    Core Molding Technologies, Inc.......................    23,022      309,646
    Domtar Corp..........................................   280,898   13,544,902
*   Ferro Corp...........................................    83,666    1,884,158
    Ferroglobe P.L.C.....................................   116,412      948,758
#*  Flotek Industries, Inc...............................   285,799      885,977
    Friedman Industries, Inc.............................    15,340      159,383
    FutureFuel Corp......................................   112,155    1,543,253
    Gold Resource Corp...................................    47,640      312,042
    Graphic Packaging Holding Co.........................   462,096    6,714,255
    Greif, Inc., Class A.................................    44,035    2,397,706
    Greif, Inc., Class B.................................     3,127      180,897
    Hawkins, Inc.........................................    30,335    1,131,496
#   Haynes International, Inc............................    50,763    2,155,397
#   HB Fuller Co.........................................   136,524    7,738,180
    Hecla Mining Co......................................   975,879    3,122,813
    Huntsman Corp........................................   365,482   12,254,612
    Innophos Holdings, Inc...............................    41,185    1,860,738
    Innospec, Inc........................................    69,882    5,656,948
#*  Intrepid Potash, Inc.................................   381,786    1,630,226
    Kaiser Aluminum Corp.................................    70,836    7,906,714

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
MATERIALS -- (Continued)
    KapStone Paper and Packaging Corp.................... 378,704 $ 13,171,325
    KMG Chemicals, Inc...................................  22,487    1,614,567
*   Kraton Corp..........................................  71,401    3,433,674
    Louisiana-Pacific Corp............................... 494,771   13,319,235
*   LSB Industries, Inc..................................  10,874       71,442
    Materion Corp........................................  86,073    5,396,777
    Mercer International, Inc............................ 221,018    3,967,273
    Minerals Technologies, Inc........................... 106,056    8,017,834
    Mosaic Co. (The)..................................... 320,151    9,639,747
    Myers Industries, Inc................................  81,103    1,747,770
    Neenah, Inc..........................................  46,921    4,119,664
#   Nexa Resources SA....................................   5,577       74,788
    Northern Technologies International Corp.............  21,014      796,431
    Olin Corp............................................ 404,464   11,935,733
    Olympic Steel, Inc...................................  42,600      941,886
*   OMNOVA Solutions, Inc................................  63,777      596,315
    PH Glatfelter Co..................................... 220,312    3,606,507
#*  Platform Specialty Products Corp..................... 591,029    7,305,118
    PolyOne Corp.........................................  46,159    2,070,231
*   PQ Group Holdings, Inc...............................   2,882       51,934
#   Quaker Chemical Corp.................................  22,727    4,034,952
#   Rayonier Advanced Materials, Inc.....................  27,955      504,308
    Reliance Steel & Aluminum Co......................... 252,912   22,812,662
*   Resolute Forest Products, Inc........................ 136,913    1,389,667
    Royal Gold, Inc......................................  56,713    4,798,487
#   Schnitzer Steel Industries, Inc., Class A............ 143,452    4,726,743
    Schweitzer-Mauduit International, Inc................  50,351    2,089,063
#   Sensient Technologies Corp...........................  16,762    1,162,612
    Sonoco Products Co...................................  85,205    4,756,143
    Steel Dynamics, Inc.................................. 342,958   16,149,892
    Stepan Co............................................  37,887    3,318,143
*   SunCoke Energy, Inc.................................. 230,106    2,625,509
    Synalloy Corp........................................  30,275      653,940
#*  TimkenSteel Corp..................................... 204,538    2,843,078
*   Trecora Resources....................................  38,342      575,130
    Tredegar Corp........................................ 123,927    3,228,298
#   Tronox, Ltd., Class A................................ 132,240    2,439,828
*   UFP Technologies, Inc................................  12,347      403,747
    United States Lime & Minerals, Inc...................  11,289      877,155
#   United States Steel Corp............................. 233,782    8,516,678
*   Universal Stainless & Alloy Products, Inc............  26,509      792,884
#*  US Concrete, Inc.....................................  17,320      874,660
#   Valvoline, Inc....................................... 107,752    2,434,118
*   Verso Corp., Class A................................. 106,234    2,217,104
    Westlake Chemical Corp...............................  50,959    5,463,824
    Worthington Industries, Inc.......................... 110,280    5,163,310
                                                                  ------------
TOTAL MATERIALS..........................................          344,998,342
                                                                  ------------
REAL ESTATE -- (0.3%)
    Alexander & Baldwin, Inc............................. 115,979    2,777,697
#   Consolidated-Tomoka Land Co..........................   5,128      335,935
*   CorePoint Lodging, Inc...............................  30,790      777,756
#*  Forestar Group, Inc..................................  13,189      299,390
*   FRP Holdings, Inc....................................  26,545    1,725,425
    Griffin Industrial Realty, Inc.......................   9,807      408,069
*   Howard Hughes Corp. (The)............................  15,736    2,133,015
*   Rafael Holdings, Inc., Class B.......................  49,217      447,875
    RE/MAX Holdings, Inc., Class A.......................  14,940      758,952
#   Realogy Holdings Corp................................ 228,913    5,006,327

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES       VALUE+
                                                            ---------- --------------
REAL ESTATE -- (Continued)
#*    St Joe Co. (The).....................................     10,657 $      188,096
*     Stratus Properties, Inc..............................     26,736        823,469
#*    Tejon Ranch Co.......................................     29,516        690,674
#*    Trinity Place Holdings, Inc..........................     25,941        166,801
                                                                       --------------
TOTAL REAL ESTATE..........................................                16,539,481
                                                                       --------------
TELECOMMUNICATIONS SERVICES -- (0.5%)
*     Alaska Communications Systems Group, Inc.............     56,700         91,287
#     ATN International, Inc...............................     55,334      3,534,736
*     Boingo Wireless, Inc.................................     25,465        588,496
*     Cincinnati Bell, Inc.................................      4,192         55,963
#     Consolidated Communications Holdings, Inc............    130,830      1,666,774
      IDT Corp., Class B...................................     55,376        290,724
#*    Iridium Communications, Inc..........................    145,080      2,509,884
#*    ORBCOMM, Inc.........................................    117,287      1,121,264
      Shenandoah Telecommunications Co.....................     83,206      2,745,798
      Spok Holdings, Inc...................................     69,468      1,007,286
      Telephone & Data Systems, Inc........................    353,407      8,923,527
*     United States Cellular Corp..........................     78,847      2,709,183
*     Vonage Holdings Corp.................................     39,758        509,300
#     Windstream Holdings, Inc.............................         58            204
                                                                       --------------
TOTAL TELECOMMUNICATIONS SERVICES..........................                25,754,426
                                                                       --------------
UTILITIES -- (0.1%)
*     AquaVenture Holdings, Ltd............................      1,083         17,913
      Consolidated Water Co., Ltd..........................     14,669        206,100
#     Genie Energy, Ltd., Class B..........................     78,472        408,054
#     Ormat Technologies, Inc..............................     45,985      2,494,686
#     TerraForm Power, Inc., Class A.......................      4,049         41,421
*     Vistra Energy Corp...................................    142,213      3,214,014
                                                                       --------------
TOTAL UTILITIES............................................                 6,382,188
                                                                       --------------
TOTAL COMMON STOCKS........................................             5,113,029,556
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
*>>   Media General, Inc. Contingent Value Rights..........    109,358         10,936
                                                                       --------------
PREFERRED STOCKS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
      GCI Liberty, Inc.....................................     23,997        596,805
                                                                       --------------
TOTAL INVESTMENT SECURITIES................................             5,113,637,297
                                                                       --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government Money
        Market Fund, 1.830%................................ 13,666,475     13,666,476
                                                                       --------------
SECURITIES LENDING COLLATERAL -- (7.2%)
@(S)  DFA Short Term Investment Fund....................... 34,311,335    397,016,453
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,341,045,740)^^..................................            $5,524,320,226
                                                                       ==============

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1         LEVEL 2    LEVEL 3     TOTAL
                                 --------------   ------------ ------- --------------
Common Stocks
   Consumer Discretionary....... $  741,575,965             --   --    $  741,575,965
   Consumer Staples.............    171,850,073             --   --       171,850,073
   Energy.......................    520,403,545             --   --       520,403,545
   Financials...................  1,375,168,544   $     78,617   --     1,375,247,161
   Healthcare...................    246,033,504             --   --       246,033,504
   Industrials..................  1,092,599,133             --   --     1,092,599,133
   Information Technology.......    571,634,640         11,098   --       571,645,738
   Materials....................    344,998,342             --   --       344,998,342
   Real Estate..................     16,539,481             --   --        16,539,481
   Telecommunications Services..     25,754,426             --   --        25,754,426
   Utilities....................      6,382,188             --   --         6,382,188
Preferred Stocks
   Consumer Discretionary.......        596,805             --   --           596,805
Rights/Warrants
   Consumer Discretionary.......             --         10,936   --            10,936
Temporary Cash Investments......     13,666,476             --   --        13,666,476
Securities Lending Collateral...             --    397,016,453   --       397,016,453
                                 --------------   ------------   --    --------------
TOTAL........................... $5,127,203,122   $397,117,104   --    $5,524,320,226
                                 ==============   ============   ==    ==============

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                          SHARES    VALUE+
                                                          ------- ----------
COMMON STOCKS -- (89.2%)
CONSUMER DISCRETIONARY -- (13.6%)
*   1-800-Flowers.com, Inc., Class A..................... 124,949 $1,811,761
    A.H. Belo Corp., Class A.............................  55,261    243,148
    Aaron's, Inc......................................... 114,696  4,967,484
#   Abercrombie & Fitch Co., Class A.....................  68,217  1,616,061
*   Adtalem Global Education, Inc........................  56,608  3,087,966
    AMC Entertainment Holdings, Inc., Class A............       1         16
#*  AMC Networks, Inc., Class A..........................  29,036  1,750,580
    AMCON Distributing Co................................     300     25,050
#*  American Axle & Manufacturing Holdings, Inc.......... 236,394  3,952,508
    American Eagle Outfitters, Inc....................... 288,042  7,252,898
*   American Outdoor Brands Corp.........................  60,083    568,986
*   American Public Education, Inc.......................  29,349  1,294,291
*   America's Car-Mart, Inc..............................  27,059  1,731,776
    Ark Restaurants Corp.................................   3,723     83,768
*   Asbury Automotive Group, Inc.........................  46,541  3,271,832
#*  Ascena Retail Group, Inc............................. 200,081    736,298
#*  Ascent Capital Group, Inc., Class A..................  12,320     35,482
#*  At Home Group, Inc...................................  15,219    551,993
#*  AV Homes, Inc........................................  22,835    492,094
*   Ballantyne Strong, Inc...............................  22,717    122,672
*   Barnes & Noble Education, Inc........................ 121,714    684,033
#   Barnes & Noble, Inc..................................  95,824    584,526
    Bassett Furniture Industries, Inc....................  34,206    855,150
    BBX Capital Corp.....................................  18,181    158,538
    Beasley Broadcast Group, Inc., Class A...............  16,965    109,424
*   Beazer Homes USA, Inc................................  19,924    255,226
#   Bed Bath & Beyond, Inc............................... 190,411  3,566,398
*   Belmond, Ltd., Class A............................... 168,286  1,893,217
#   Big 5 Sporting Goods Corp............................  30,555    197,080
#   Big Lots, Inc........................................  76,317  3,314,447
*   Biglari Holdings, Inc., Class A......................      59     57,668
*   Biglari Holdings, Inc., Class B......................     984    186,399
    BJ's Restaurants, Inc................................  73,365  4,640,336
    Bloomin' Brands, Inc................................. 171,794  3,322,496
#*  Bojangles', Inc......................................  82,868  1,089,714
#*  Boot Barn Holdings, Inc..............................  67,291  1,573,936
#*  Boston Omaha Corp., Class A..........................     991     19,780
    Bowl America, Inc., Class A..........................   1,400     20,720
*   Bridgepoint Education, Inc...........................  56,432    739,824
*   Bright Horizons Family Solutions, Inc................   3,592    384,308
#   Brinker International, Inc...........................  64,831  3,058,078
    Buckle, Inc. (The)...................................   6,897    165,873
#*  Build-A-Bear Workshop, Inc...........................  44,045    356,765
#   Cable One, Inc.......................................     422    305,469
    Caleres, Inc.........................................  81,772  2,738,544
    Callaway Golf Co..................................... 201,077  3,868,721
*   Cambium Learning Group, Inc..........................  89,902  1,066,238
    Canterbury Park Holding Corp.........................   6,569     98,863
    Capella Education Co.................................  27,524  2,862,496
*   Career Education Corp................................ 221,026  4,066,878
#   Carriage Services, Inc...............................  54,198  1,354,408
*   Carrols Restaurant Group, Inc........................ 134,360  1,948,220
    Cato Corp. (The), Class A............................  41,916  1,043,708
*   Cavco Industries, Inc................................  16,785  3,565,973

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
CONSUMER DISCRETIONARY -- (Continued)
#*  Central European Media Enterprises, Ltd., Class A....  15,776 $   61,132
*   Century Casinos, Inc.................................   4,960     40,424
*   Century Communities, Inc.............................  44,226  1,348,893
#   Cheesecake Factory, Inc. (The).......................  72,263  4,048,896
    Chico's FAS, Inc..................................... 222,253  1,933,601
#   Children's Place, Inc. (The).........................  38,725  4,759,302
#   Choice Hotels International, Inc.....................  65,468  5,080,317
#   Churchill Downs, Inc.................................  21,618  6,181,667
#*  Chuy's Holdings, Inc.................................  32,110  1,016,282
    Citi Trends, Inc.....................................  19,419    551,694
    Clear Channel Outdoor Holdings, Inc., Class A........   9,606     42,747
#   Collectors Universe, Inc.............................  23,360    315,360
    Columbia Sportswear Co...............................  31,617  2,750,047
#*  Conn's, Inc..........................................  71,920  2,438,088
#*  Container Store Group, Inc. (The)....................   4,711     31,234
#   Cooper Tire & Rubber Co..............................  96,034  2,741,771
*   Cooper-Standard Holdings, Inc........................  19,367  2,610,672
#   Core-Mark Holding Co., Inc........................... 115,588  2,794,918
#   Cracker Barrel Old Country Store, Inc................  23,721  3,475,008
#*  Crocs, Inc........................................... 238,173  4,313,313
    CSS Industries, Inc..................................  15,516    247,480
    Culp, Inc............................................  40,867  1,013,502
#*  Daily Journal Corp...................................     249     58,460
    Dana, Inc............................................ 168,042  3,587,697
#*  Dave & Buster's Entertainment, Inc...................  49,035  2,410,070
*   Deckers Outdoor Corp.................................  34,618  3,905,949
*   Del Frisco's Restaurant Group, Inc...................  27,272    233,176
*   Del Taco Restaurants, Inc............................  65,782    851,219
*   Delta Apparel, Inc...................................   4,288     70,924
*   Denny's Corp.........................................  45,687    664,746
#*  Destination Maternity Corp...........................  19,012     77,189
#*  Destination XL Group, Inc............................ 115,179    233,237
#   Dick's Sporting Goods, Inc...........................  76,837  2,623,215
#   Dillard's, Inc., Class A.............................  23,978  1,924,714
#   Dine Brands Global, Inc..............................  28,738  2,041,260
*   Dixie Group, Inc. (The)..............................  12,930     25,860
#*  Dorman Products, Inc.................................  58,084  4,337,713
#*  Drive Shack, Inc..................................... 119,297    739,641
    DSW, Inc., Class A................................... 127,480  3,498,051
#   Educational Development Corp.........................   2,726     54,384
*   El Pollo Loco Holdings, Inc..........................  37,072    430,035
#*  Eldorado Resorts, Inc................................  42,636  1,826,953
    Emerald Expositions Events, Inc......................   2,750     53,075
*   Emerson Radio Corp...................................  10,363     14,923
#   Entercom Communications Corp., Class A...............  35,561    268,486
    Entravision Communications Corp., Class A............ 159,763    774,851
    Escalade, Inc........................................  18,152    243,237
    Ethan Allen Interiors, Inc...........................  58,033  1,305,743
#   EW Scripps Co. (The), Class A........................ 152,076  1,992,196
#*  Express, Inc......................................... 269,543  2,595,699
    Extended Stay America, Inc...........................  98,756  2,102,515
#*  Famous Dave's of America, Inc........................  18,182    116,365
#*  Fiesta Restaurant Group, Inc.........................  92,237  2,679,485
#*  Five Below, Inc......................................  73,435  7,134,945
    Flanigan's Enterprises, Inc..........................   1,877     54,245
    Flexsteel Industries, Inc............................  13,858    496,532
#*  Fox Factory Holding Corp.............................  63,260  3,144,022
#*  Francesca's Holdings Corp............................ 124,373  1,012,396
#   Fred's, Inc., Class A................................  13,035     28,416

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
CONSUMER DISCRETIONARY -- (Continued)
*   FTD Cos., Inc........................................  65,964 $  238,130
#*  Gaia, Inc............................................  14,718    267,868
#   GameStop Corp., Class A..............................  91,715  1,321,613
    Gaming Partners International Corp...................  15,986    131,565
#   Gannett Co., Inc..................................... 150,882  1,594,823
*   GCI Liberty, Inc., Class A...........................  63,612  3,060,373
*   Genesco, Inc.........................................  74,958  3,050,791
#*  Gentherm, Inc........................................  61,205  2,772,586
*   G-III Apparel Group, Ltd.............................  85,410  3,903,237
#*  Global Eagle Entertainment, Inc......................  10,657     24,618
    Graham Holdings Co., Class B.........................   7,573  4,233,307
#*  Grand Canyon Education, Inc..........................  41,998  4,894,027
#*  Gray Television, Inc................................. 134,064  2,071,289
#*  Gray Television, Inc., Class A.......................     912     13,042
*   Green Brick Partners, Inc............................   7,044     68,327
    Group 1 Automotive, Inc..............................  38,348  2,683,977
    Guess?, Inc.......................................... 110,767  2,509,980
#*  Habit Restaurants, Inc. (The), Class A...............  46,528    590,906
    Hamilton Beach Brands Holding Co., Class A...........  30,874    784,200
*   Harte-Hanks, Inc.....................................   4,686     47,422
    Haverty Furniture Cos., Inc..........................  43,931    869,834
    Haverty Furniture Cos., Inc., Class A................     457      9,254
*   Helen of Troy, Ltd...................................  49,830  5,708,026
#*  Hemisphere Media Group, Inc..........................  20,085    241,020
#*  Hibbett Sports, Inc..................................  50,865  1,167,352
    Hooker Furniture Corp................................  30,571  1,377,224
#*  Horizon Global Corp..................................  40,255    279,772
*   Houghton Mifflin Harcourt Co......................... 199,092  1,264,234
#*  Iconix Brand Group, Inc.............................. 114,848     59,721
    ILG, Inc............................................. 118,505  4,068,277
#*  IMAX Corp............................................  33,491    740,151
#*  Installed Building Products, Inc.....................  26,778  1,462,079
#   International Game Technology P.L.C..................   1,000     25,280
    International Speedway Corp., Class A................  44,994  1,948,240
#*  iRobot Corp..........................................  40,979  3,247,586
*   J Alexander's Holdings, Inc..........................   8,132     87,012
*   J. Jill, Inc.........................................  22,748    186,306
    Jack in the Box, Inc.................................  51,912  4,373,067
#*  Jamba, Inc...........................................   5,594     61,758
    John Wiley & Sons, Inc., Class A.....................  56,543  3,570,690
    Johnson Outdoors, Inc., Class A......................  19,580  1,587,351
*   K12, Inc.............................................  85,255  1,394,772
    KB Home..............................................  92,317  2,192,529
#*  Kirkland's, Inc......................................  38,208    434,807
#*  Kona Grill, Inc......................................   7,515     17,472
*   Lakeland Industries, Inc.............................  14,199    191,687
#*  Lands' End, Inc......................................   2,151     52,162
#*  Laureate Education, Inc., Class A....................   4,164     61,669
    La-Z-Boy, Inc........................................ 124,681  3,802,770
#   LCI Industries.......................................  44,007  4,046,444
#*  Lee Enterprises, Inc.................................   9,177     28,449
#   Libbey, Inc..........................................  60,617    580,711
*   Liberty Expedia Holdings, Inc., Class A..............  27,082  1,304,540
*   Liberty Latin America, Ltd., Class A.................   9,592    183,015
*   Liberty Latin America, Ltd., Class C.................  28,905    559,601
#   Liberty Tax, Inc.....................................   4,084     42,065
*   Liberty TripAdvisor Holdings, Inc., Class A.......... 132,202  2,201,163
    Lifetime Brands, Inc.................................  25,454    309,266
*   Lindblad Expeditions Holdings, Inc...................  39,348    520,968

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
CONSUMER DISCRETIONARY -- (Continued)
#   Lithia Motors, Inc., Class A.........................  51,735 $4,607,002
*   Luby's, Inc..........................................  25,651     62,845
#*  Lumber Liquidators Holdings, Inc.....................   3,591     69,450
*   M/I Homes, Inc.......................................  42,762  1,105,825
*   Malibu Boats, Inc., Class A..........................  55,341  2,080,268
    Marcus Corp. (The)...................................  46,006  1,773,531
#   Marine Products Corp.................................  40,616    754,645
*   MarineMax, Inc.......................................  81,558  1,529,213
#   Marriott Vacations Worldwide Corp....................  44,457  5,295,273
*   MCBC Holdings, Inc...................................  26,312    656,748
#*  McClatchy Co. (The), Class A.........................   1,342     13,085
#   MDC Holdings, Inc....................................  79,606  2,311,758
#   Meredith Corp........................................  68,433  3,637,214
*   Meritage Homes Corp..................................  43,894  1,894,026
*   Modine Manufacturing Co.............................. 103,324  1,803,004
*   Monarch Casino & Resort, Inc.........................  36,281  1,729,515
#   Monro, Inc...........................................  45,850  3,092,582
#*  Motorcar Parts of America, Inc.......................  41,424    894,758
    Movado Group, Inc....................................  41,516  2,067,497
*   MSG Networks, Inc., Class A..........................  59,543  1,402,238
#*  Murphy USA, Inc......................................  58,705  4,651,784
    Nathan's Famous, Inc.................................  15,237  1,497,035
    National CineMedia, Inc.............................. 210,209  1,736,326
*   Nautilus, Inc........................................  94,477  1,346,297
*   New Home Co., Inc. (The).............................  10,678     98,451
    New Media Investment Group, Inc......................  78,714  1,416,065
#*  New York & Co., Inc..................................  39,081    191,497
#   New York Times Co. (The), Class A.................... 236,803  5,872,714
#   Nexstar Media Group, Inc., Class A...................  73,168  5,447,358
#   Nutrisystem, Inc.....................................  50,487  2,019,480
    Office Depot, Inc.................................... 951,077  2,387,203
#*  Ollie's Bargain Outlet Holdings, Inc.................  40,882  2,841,299
#*  Overstock.com, Inc...................................  58,799  2,096,184
    Oxford Industries, Inc...............................  25,607  2,358,917
#   Papa John's International, Inc.......................  61,421  2,577,225
*   Penn National Gaming, Inc............................  63,987  2,050,783
#   Penske Automotive Group, Inc.........................  41,933  2,188,903
*   Perry Ellis International, Inc.......................  39,135  1,097,345
#   PetMed Express, Inc..................................  65,339  2,426,037
#   Pier 1 Imports, Inc.................................. 129,245    279,169
*   Pinnacle Entertainment, Inc..........................  51,677  1,717,743
*   Planet Fitness, Inc., Class A........................ 102,327  4,862,579
*   Playa Hotels & Resorts NV............................   5,469     56,823
*   Potbelly Corp........................................  83,553  1,036,057
    RCI Hospitality Holdings, Inc........................  15,408    499,681
*   Reading International, Inc., Class A.................  34,528    545,542
#*  Reading International, Inc., Class B.................   2,340     57,798
*   Red Lion Hotels Corp.................................  43,647    545,588
#*  Red Robin Gourmet Burgers, Inc.......................  31,774  1,502,910
*   Regis Corp...........................................  83,833  1,463,724
    Rocky Brands, Inc....................................  19,645    507,823
    Ruth's Hospitality Group, Inc........................ 113,782  3,293,989
    Saga Communications, Inc., Class A...................  17,282    654,124
    Salem Media Group, Inc...............................  27,838    137,798
#*  Sally Beauty Holdings, Inc...........................  31,934    526,592
    Scholastic Corp......................................  54,523  2,276,880
#*  Scientific Games Corp., Class A......................  52,730  2,533,676
#*  SeaWorld Entertainment, Inc..........................  32,844    699,577
*   Shiloh Industries, Inc...............................  64,457    531,770

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
CONSUMER DISCRETIONARY -- (Continued)
#   Shoe Carnival, Inc...................................  48,652 $1,526,213
#*  Shutterfly, Inc......................................  64,322  5,291,128
#   Signet Jewelers, Ltd................................. 105,240  6,076,558
#   Sinclair Broadcast Group, Inc., Class A..............  91,559  2,362,222
*   Skechers U.S.A., Inc., Class A.......................  70,830  1,963,408
#   skyline Champion Corp................................   7,443    191,136
*   Sleep Number Corp....................................  89,608  2,552,932
#   Sonic Automotive, Inc., Class A......................  52,991  1,078,367
#   Sonic Corp........................................... 128,846  4,528,937
#*  Sotheby's............................................  86,905  4,615,525
    Speedway Motorsports, Inc............................  54,886    968,738
#*  Sportsman's Warehouse Holdings, Inc.................. 118,117    601,216
    Standard Motor Products, Inc.........................  57,284  2,792,022
    Steven Madden, Ltd................................... 110,301  5,961,769
*   Stoneridge, Inc......................................  93,017  3,162,578
    Strategic Education, Inc.............................  25,749  3,034,262
#   Strattec Security Corp...............................   8,231    271,623
#   Sturm Ruger & Co., Inc...............................  31,391  1,701,392
    Superior Group of Cos, Inc...........................  23,527    493,126
    Superior Industries International, Inc...............  58,439  1,072,356
*   Sypris Solutions, Inc................................  13,906     20,303
#   Tailored Brands, Inc.................................  48,034    968,365
*   Tandy Leather Factory, Inc...........................  23,665    184,587
*   Taylor Morrison Home Corp., Class A.................. 186,685  3,645,958
#*  Tempur Sealy International, Inc......................  16,600    811,242
    Tenneco, Inc.........................................  83,308  3,840,499
#   Texas Roadhouse, Inc................................. 116,041  7,292,016
    Tile Shop Holdings, Inc..............................  77,403    642,445
    Tilly's, Inc., Class A...............................  38,913    603,152
*   TopBuild Corp........................................  44,057  3,272,554
    Tower International, Inc.............................  53,703  1,734,607
*   Town Sports International Holdings, Inc..............  52,716    569,333
    Townsquare Media, Inc., Class A......................  11,633     75,382
*   TravelCenters of America LLC.........................  16,756     77,915
#*  TRI Pointe Group, Inc................................ 234,472  3,322,468
    Tribune Media Co., Class A...........................   7,446    252,047
*   tronc, Inc...........................................  45,076    704,989
#*  Tuesday Morning Corp.................................  39,153    113,544
#   Tupperware Brands Corp...............................  71,609  2,628,766
*   Unifi, Inc...........................................  47,194  1,423,843
#*  Universal Electronics, Inc...........................  37,989  1,327,716
*   Universal Technical Institute, Inc...................   1,661      5,398
#*  Urban One, Inc.......................................  39,200     84,280
#*  Urban Outfitters, Inc................................ 109,725  4,871,790
*   US Auto Parts Network, Inc...........................  37,419     51,264
#*  Vera Bradley, Inc....................................  59,080    785,173
#*  Vista Outdoor, Inc...................................  67,064  1,089,119
#*  Visteon Corp.........................................  43,662  5,111,947
#*  Vitamin Shoppe, Inc..................................  52,538    438,692
*   VOXX International Corp..............................  31,307    164,362
*   Weight Watchers International, Inc...................  64,727  5,795,008
    Wendy's Co. (The).................................... 362,549  6,047,317
    Weyco Group, Inc.....................................  11,815    411,753
#*  William Lyon Homes, Class A..........................  67,614  1,476,014
#   Wingstop, Inc........................................  28,381  1,400,602
    Winmark Corp.........................................  10,214  1,503,501
    Winnebago Industries, Inc............................  77,870  3,107,013
    Wolverine World Wide, Inc............................ 114,766  4,060,421
*   ZAGG, Inc............................................ 103,183  1,537,427

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
CONSUMER DISCRETIONARY -- (Continued)
#*  Zumiez, Inc..........................................  39,282 $    889,737
                                                                  ------------
TOTAL CONSUMER DISCRETIONARY.............................          497,077,775
                                                                  ------------
CONSUMER STAPLES -- (3.6%)
    Alico, Inc...........................................  10,204      326,528
*   Alliance One International, Inc......................  13,279      217,776
    Andersons, Inc. (The)................................  46,433    1,636,763
#   B&G Foods, Inc.......................................  81,354    2,554,516
#*  Boston Beer Co., Inc. (The), Class A.................   8,600    2,364,570
*   Bridgford Foods Corp.................................   6,838       93,681
#   Calavo Growers, Inc..................................  27,373    2,532,002
#*  Cal-Maine Foods, Inc.................................  60,140    2,706,300
#   Casey's General Stores, Inc..........................  24,333    2,661,544
*   CCA Industries, Inc..................................   7,270       19,993
#*  Central Garden & Pet Co..............................  27,336    1,180,095
*   Central Garden & Pet Co., Class A....................  76,906    3,085,469
#*  Chefs' Warehouse, Inc. (The).........................  74,343    2,003,544
#   Coca-Cola Bottling Co. Consolidated..................  12,876    1,868,565
*   Craft Brew Alliance, Inc.............................  59,618    1,180,436
*   Darling Ingredients, Inc............................. 282,400    5,673,416
    Dean Foods Co........................................ 127,267    1,249,762
#*  Edgewell Personal Care Co............................  36,861    1,985,333
#   Energizer Holdings, Inc.............................. 103,582    6,596,102
#*  Farmer Brothers Co...................................  40,141    1,158,068
    Fresh Del Monte Produce, Inc.........................  91,186    3,310,052
#*  Hostess Brands, Inc..................................  80,565    1,128,716
    Ingles Markets, Inc., Class A........................  47,216    1,404,676
    Inter Parfums, Inc...................................  63,168    3,802,714
    J&J Snack Foods Corp.................................  26,004    3,769,540
    John B. Sanfilippo & Son, Inc........................  28,968    2,226,770
    Lancaster Colony Corp................................  38,638    5,603,669
*   Landec Corp..........................................  76,604    1,072,456
*   Lifevantage Corp.....................................   2,213       21,378
*   Lifeway Foods, Inc...................................  25,885       96,292
    Limoneira Co.........................................  16,544      450,989
    Mannatech, Inc.......................................   1,440       28,584
    Medifast, Inc........................................  40,833    7,010,209
#   MGP Ingredients, Inc.................................  47,869    3,928,609
#*  National Beverage Corp...............................  81,150    8,562,136
*   Natural Alternatives International, Inc..............  21,359      216,794
*   Natural Grocers by Vitamin Cottage, Inc..............  21,051      279,347
*   Nature's Sunshine Products, Inc......................   4,038       31,900
    Nu Skin Enterprises, Inc., Class A...................  12,563      915,215
    Oil-Dri Corp. of America.............................  13,568      574,740
#*  Orchids Paper Products Co............................     810        4,074
*   Performance Food Group Co............................  77,695    2,785,366
*   Post Holdings, Inc...................................     173       14,975
#   PriceSmart, Inc......................................  41,997    3,433,255
*   Primo Water Corp.....................................  54,051      948,595
#*  Revlon, Inc., Class A................................  52,769      823,196
    Rocky Mountain Chocolate Factory, Inc................  11,938      122,603
#   Sanderson Farms, Inc.................................  44,322    4,468,987
    Seaboard Corp........................................      99      360,162
*   Seneca Foods Corp., Class A..........................  22,487      606,025
*   Seneca Foods Corp., Class B..........................   1,443       40,657
#*  Smart & Final Stores, Inc............................  67,197      396,462
    SpartanNash Co.......................................  72,112    1,727,804
*   Spectrum Brands Holdings, Inc........................   8,533      745,528
#*  SUPERVALU, Inc....................................... 120,137    3,882,828

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TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
CONSUMER STAPLES -- (Continued)
#   Tootsie Roll Industries, Inc.........................  38,239 $  1,143,346
#*  TreeHouse Foods, Inc.................................  78,217    3,714,525
#   Turning Point Brands, Inc............................   7,396      247,470
*   United Natural Foods, Inc............................  82,322    2,650,768
    United-Guardian, Inc.................................  14,172      262,182
    Universal Corp.......................................  33,750    2,332,125
*   USANA Health Sciences, Inc...........................  53,904    7,128,804
#   Vector Group, Ltd.................................... 195,929    3,614,890
#   Village Super Market, Inc., Class A..................  18,573      500,171
#   WD-40 Co.............................................  17,475    2,798,621
#   Weis Markets, Inc....................................  36,255    1,853,718
                                                                  ------------
TOTAL CONSUMER STAPLES...................................          132,136,386
                                                                  ------------
ENERGY -- (5.5%)
*   Abraxas Petroleum Corp............................... 356,785      927,641
    Adams Resources & Energy, Inc........................   8,144      325,760
    Arch Coal, Inc., Class A.............................  30,045    2,541,507
    Archrock, Inc........................................ 114,637    1,564,795
*   Ardmore Shipping Corp................................  17,123      115,580
*   Barnwell Industries, Inc.............................   8,064       16,451
*   Basic Energy Services, Inc...........................  41,893      472,553
*   Bonanza Creek Energy, Inc............................   5,853      217,732
#   Bristow Group, Inc................................... 103,478    1,446,622
#*  Callon Petroleum Co.................................. 352,307    3,790,823
#*  Carrizo Oil & Gas, Inc...............................  97,599    2,750,340
*   Clean Energy Fuels Corp..............................  48,852      139,228
*   Cloud Peak Energy, Inc............................... 230,730      602,205
*   CNX Resources Corp................................... 370,820    6,036,950
*   CONSOL Energy, Inc...................................  38,723    1,612,038
#*  Contango Oil & Gas Co................................  48,191      270,351
#   CVR Energy, Inc......................................  29,913    1,175,282
*   Dawson Geophysical Co................................  47,033      367,328
    Delek US Holdings, Inc............................... 156,490    8,344,047
#*  Denbury Resources, Inc............................... 332,734    1,500,630
    DHT Holdings, Inc.................................... 190,797      810,887
#*  Dorian LPG, Ltd......................................  43,638      370,923
#*  Dril-Quip, Inc.......................................  72,281    3,726,085
#*  Earthstone Energy, Inc., Class A.....................  33,183      323,202
*   Energy XXI Gulf Coast Inc............................   8,583       76,818
    EnLink Midstream LLC................................. 183,857    2,932,519
#   Ensco P.L.C., Class A................................ 672,023    4,993,131
*   Era Group, Inc.......................................  29,724      420,000
    Evolution Petroleum Corp.............................  65,201      700,911
*   Exterran Corp........................................  46,812    1,297,629
#*  Extraction Oil & Gas, Inc............................  85,946    1,299,503
#*  Forum Energy Technologies, Inc....................... 185,717    2,442,179
#   Frank's International NV.............................  40,149      338,456
#   GasLog, Ltd..........................................  34,911      588,250
#*  Geospace Technologies Corp...........................  30,658      431,358
#*  Goodrich Petroleum Corp..............................   7,444       93,869
#   Green Plains, Inc....................................  69,992    1,161,867
    Gulf Island Fabrication, Inc.........................  25,126      227,390
#*  Gulfport Energy Corp................................. 267,273    3,076,312
#*  Halcon Resources Corp................................ 115,650      452,191
    Hallador Energy Co...................................  17,858      125,185
*   Helix Energy Solutions Group, Inc.................... 256,446    2,567,024
*   HighPoint Resources Corp............................. 264,132    1,727,423
*   Independence Contract Drilling, Inc..................  14,889       60,003
#*  International Seaways, Inc...........................  25,066      545,687

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TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
ENERGY -- (Continued)
*   ION Geophysical Corp.................................  19,688 $   504,013
*   Key Energy Services, Inc.............................   2,062      34,559
#*  Kosmos Energy, Ltd................................... 454,861   3,447,846
#*  Laredo Petroleum, Inc................................ 354,186   3,301,013
#*  Lonestar Resources US, Inc., Class A.................   8,225      75,670
#*  Mammoth Energy Services, Inc.........................     500      18,610
#*  Matador Resources Co.................................  83,504   2,797,384
*   Matrix Service Co....................................  72,223   1,440,849
#*  McDermott International, Inc......................... 129,372   2,329,990
*   Midstates Petroleum Co., Inc.........................   4,759      62,390
*   Mitcham Industries, Inc..............................  19,337      74,641
#   Nabors Industries, Ltd............................... 493,135   2,948,947
    NACCO Industries, Inc., Class A......................  15,945     526,185
*   Natural Gas Services Group, Inc......................  30,474     673,475
#*  NCS Multistage Holdings, Inc.........................     688      10,912
*   Newpark Resources, Inc............................... 296,750   3,279,087
#*  Noble Corp. P.L.C.................................... 397,526   2,321,552
*   Oasis Petroleum, Inc................................. 456,298   5,575,962
    Oceaneering International, Inc....................... 133,183   3,643,887
#*  Oil States International, Inc........................ 103,574   3,614,733
*   Overseas Shipholding Group, Inc., Class A............  35,451     127,624
*   Pacific Ethanol, Inc.................................  72,767     212,843
    Panhandle Oil and Gas, Inc., Class A.................  35,175     717,570
*   Par Pacific Holdings, Inc............................  41,869     733,126
    Patterson-UTI Energy, Inc............................ 261,457   4,497,060
    PBF Energy, Inc., Class A............................ 222,394  10,385,800
*   PDC Energy, Inc...................................... 104,439   6,577,568
    Peabody Energy Corp.................................. 120,184   5,106,618
#*  Penn Virginia Corp...................................  20,706   1,750,071
*   PHI, Inc. Non-Voting.................................   8,604      71,499
*   Pioneer Energy Services Corp......................... 148,856     491,225
*   QEP Resources, Inc................................... 216,249   2,246,827
#   Range Resources Corp.................................  66,680   1,028,872
#*  Renewable Energy Group, Inc.......................... 118,975   2,028,524
#*  Resolute Energy Corp.................................  21,544     662,263
*   REX American Resources Corp..........................  18,425   1,418,725
*   RigNet, Inc..........................................  10,372     127,576
#*  Ring Energy, Inc..................................... 111,596   1,379,327
#*  Rowan Cos. P.L.C., Class A........................... 200,104   2,897,506
#   RPC, Inc............................................. 102,842   1,522,062
*   SandRidge Energy, Inc................................  14,028     228,937
#   Scorpio Tankers, Inc................................. 449,667     966,784
*   SEACOR Holdings, Inc.................................  27,975   1,476,241
#*  SEACOR Marine Holdings, Inc..........................  20,828     526,948
#   SemGroup Corp., Class A.............................. 135,280   3,402,292
#   Ship Finance International, Ltd......................  95,969   1,396,349
*   SilverBow Resources, Inc.............................   1,310      39,916
#   SM Energy Co......................................... 148,933   4,097,147
#*  Smart Sand, Inc......................................   6,902      40,032
#*  Solaris Oilfield Infrastructure, Inc., Class A.......  33,849     531,091
#*  Southwestern Energy Co............................... 903,137   4,642,124
#*  SRC Energy, Inc...................................... 566,985   6,418,270
*   Superior Energy Services, Inc........................ 241,940   2,380,690
*   Talos Energy, Inc....................................  22,398     831,862
*   TETRA Technologies, Inc.............................. 200,999     866,306
#*  Transocean, Ltd...................................... 620,203   7,982,013
#*  Ultra Petroleum Corp................................. 186,670     330,406
*   Unit Corp............................................  87,164   2,170,384
#   US Silica Holdings, Inc.............................. 128,521   3,464,926

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
ENERGY -- (Continued)
#*  VAALCO Energy, Inc...................................  25,812 $     78,468
*   W&T Offshore, Inc.................................... 278,015    1,929,424
*   Whiting Petroleum Corp............................... 152,777    7,585,378
    World Fuel Services Corp.............................  51,942    1,445,546
*   WPX Energy, Inc...................................... 103,093    1,935,056
                                                                  ------------
TOTAL ENERGY.............................................          200,437,646
                                                                  ------------
FINANCIALS -- (18.6%)
#   1st Constitution Bancorp.............................     170        3,783
    1st Source Corp......................................  56,132    3,174,826
#   Access National Corp.................................  17,361      482,289
    ACNB Corp............................................     896       30,733
*   Allegiance Bancshares, Inc...........................   4,971      223,446
    A-Mark Precious Metals, Inc..........................  11,350      151,523
*   Ambac Financial Group, Inc...........................  47,151      962,823
    American Equity Investment Life Holding Co...........  88,165    3,150,135
    American National Bankshares, Inc....................   9,006      362,942
    American National Insurance Co.......................  10,040    1,295,060
    American River Bankshares............................   2,368       37,059
    Ameris Bancorp.......................................  62,935    2,932,771
    AMERISAFE, Inc.......................................  46,160    2,898,848
    AmeriServ Financial, Inc.............................  45,157      196,433
#   AmTrust Financial Services, Inc......................  77,320    1,119,594
    Argo Group International Holdings, Ltd...............  60,193    3,765,072
    Arrow Financial Corp.................................  38,905    1,505,624
    Artisan Partners Asset Management, Inc., Class A.....  37,605    1,295,492
    Aspen Insurance Holdings, Ltd........................  96,194    3,891,047
    Associated Banc-Corp................................. 284,802    7,689,654
    Asta Funding, Inc....................................   3,514       10,893
    Atlantic American Corp...............................   4,900       12,495
*   Atlantic Capital Bancshares, Inc.....................  15,370      274,355
*   Atlanticus Holdings Corp.............................  19,846       45,646
*   Atlas Financial Holdings, Inc........................  17,674      149,345
#   Auburn National Bancorporation, Inc..................     300       14,547
#   Banc of California, Inc..............................  41,095      821,900
    BancFirst Corp.......................................  44,276    2,749,540
*   Bancorp, Inc. (The).................................. 159,789    1,551,551
    BancorpSouth Bank.................................... 203,866    6,707,191
    Bank of Commerce Holdings............................   4,580       57,250
#   Bank of Hawaii Corp..................................  68,402    5,505,677
    Bank of Marin Bancorp................................   9,075      806,314
    BankFinancial Corp...................................  33,214      556,002
    BankUnited, Inc...................................... 101,041    3,926,453
    Bankwell Financial Group, Inc........................   2,181       70,883
    Banner Corp..........................................  57,931    3,647,915
    Bar Harbor Bankshares................................  17,409      504,339
    BCB Bancorp, Inc.....................................   7,971      118,768
    Beneficial Bancorp, Inc.............................. 122,140    1,984,775
*   Berkshire Bancorp, Inc...............................     150        1,958
    Berkshire Hills Bancorp, Inc.........................  58,967    2,394,060
    BGC Partners, Inc., Class A.......................... 296,378    3,183,100
*   Blucora, Inc.........................................  92,763    3,223,514
#   Blue Capital Reinsurance Holdings, Ltd...............   7,985       89,033
    Blue Hills Bancorp, Inc..............................  12,539      274,604
#*  BofI Holding, Inc.................................... 104,916    4,093,822
    Boston Private Financial Holdings, Inc............... 207,901    2,993,774
    Bridge Bancorp, Inc..................................  19,714      705,761
    BrightSphere Investment Group P.L.C.................. 155,856    2,220,948
    Brookline Bancorp, Inc............................... 132,821    2,417,342

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
FINANCIALS -- (Continued)
    Bryn Mawr Bank Corp..................................  41,204 $2,012,815
*   BSB Bancorp, Inc.....................................   2,669     89,945
    C&F Financial Corp...................................   1,526     95,375
    California First National Bancorp....................   3,097     52,494
    Cambridge Bancorp....................................     221     19,879
    Camden National Corp.................................  31,017  1,429,884
*   Cannae Holdings, Inc.................................   6,727    122,768
    Capital City Bank Group, Inc.........................  15,675    379,649
    Capitol Federal Financial, Inc....................... 236,917  3,096,505
#*  Capstar Financial Holdings, Inc......................     721     12,906
    Carolina Financial Corp..............................  17,195    717,891
    Cathay General Bancorp............................... 226,084  9,402,834
    CenterState Banks Corp...............................  74,361  2,063,518
    Central Pacific Financial Corp.......................  36,153    996,377
    Central Valley Community Bancorp.....................   3,920     84,241
    Century Bancorp, Inc., Class A.......................   3,235    250,227
    Charter Financial Corp...............................  14,112    318,790
    Chemical Financial Corp..............................  87,596  4,975,453
    Citizens & Northern Corp.............................  11,835    320,492
    Citizens Community Bancorp, Inc......................  20,282    283,948
    Citizens Holding Co..................................     592     13,646
#*  Citizens, Inc........................................ 100,100    791,791
#   City Holding Co......................................  36,845  2,965,286
#   Civista Bancshares, Inc..............................   4,025     99,538
    CNB Financial Corp...................................  17,854    553,653
    CNO Financial Group, Inc............................. 336,171  6,841,080
    CoBiz Financial, Inc................................. 105,620  2,313,078
    Codorus Valley Bancorp, Inc..........................   3,117     97,344
#   Cohen & Steers, Inc..................................  46,694  1,956,012
    Colony Bankcorp, Inc.................................   1,629     26,960
    Columbia Banking System, Inc......................... 170,269  6,969,110
#   Community Bank System, Inc...........................  93,818  5,933,988
*   Community Bankers Trust Corp.........................   4,335     41,183
#   Community Financial Corp. (The)......................   1,099     38,212
    Community Trust Bancorp, Inc.........................  42,011  2,051,187
    Community West Bancshares............................   1,200     14,460
    ConnectOne Bancorp, Inc..............................  53,008  1,314,598
#*  Consumer Portfolio Services, Inc.....................  43,017    144,107
    County Bancorp, Inc..................................     952     25,171
#*  Cowen, Inc...........................................  40,310    632,867
    Crawford & Co., Class A..............................  69,252    587,257
    Crawford & Co., Class B..............................  50,444    429,783
#*  Credit Acceptance Corp...............................   4,645  1,781,822
*   Customers Bancorp, Inc...............................  54,091  1,377,698
#   CVB Financial Corp................................... 189,760  4,539,059
    Diamond Hill Investment Group, Inc...................   8,107  1,554,436
    Dime Community Bancshares, Inc.......................  97,380  1,674,936
    Donegal Group, Inc., Class A.........................  38,609    564,077
    Donegal Group, Inc., Class B.........................     870     11,136
*   Donnelley Financial Solutions, Inc...................  90,805  1,888,744
*   Eagle Bancorp, Inc...................................  20,179  1,090,675
#*  eHealth, Inc.........................................  31,345    744,130
*   Elevate Credit, Inc..................................   2,809     26,180
    EMC Insurance Group, Inc.............................  44,613  1,194,290
    Employers Holdings, Inc..............................  63,359  2,943,026
#*  Encore Capital Group, Inc............................  43,194  1,559,303
*   Enova International, Inc.............................  79,257  2,456,967
*   Enstar Group, Ltd....................................  17,850  3,859,170
*   Entegra Financial Corp...............................     484     14,109

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TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
FINANCIALS -- (Continued)
    Enterprise Bancorp, Inc..............................   5,676 $  215,631
    Enterprise Financial Services Corp...................  42,639  2,398,444
*   Equity Bancshares, Inc., Class A.....................   7,919    320,720
    ESSA Bancorp, Inc....................................  14,300    224,510
*   Essent Group, Ltd....................................     447     17,165
    Evans Bancorp, Inc...................................   2,241    104,991
    Evercore, Inc., Class A..............................  53,675  6,065,275
#*  EZCORP, Inc., Class A................................  61,818    707,816
    Farmers Capital Bank Corp............................   8,145    458,564
    Farmers National Banc Corp...........................  16,120    257,517
    FBL Financial Group, Inc., Class A...................  40,672  3,322,902
*   FCB Financial Holdings, Inc., Class A................  53,420  2,724,420
    Federal Agricultural Mortgage Corp., Class A.........   1,115     94,953
    Federal Agricultural Mortgage Corp., Class C.........  23,362  2,202,803
#   Federated Investors, Inc., Class B................... 187,179  4,529,732
    FedNat Holding Co....................................  32,534    758,042
    Fidelity Southern Corp...............................  63,898  1,529,079
    Financial Institutions, Inc..........................  34,307  1,087,532
*   First Acceptance Corp................................  96,214    107,760
    First American Financial Corp........................  70,013  3,920,728
    First Bancorp........................................  38,737  1,604,487
*   First BanCorp........................................ 149,385  1,227,945
    First Bancorp, Inc...................................  11,415    348,158
    First Bancshares, Inc. (The).........................   3,055    117,770
    First Bank...........................................   5,217     73,821
    First Busey Corp.....................................  74,555  2,364,885
    First Business Financial Services, Inc...............   5,554    131,963
    First Citizens BancShares, Inc., Class A.............   1,503    611,450
    First Commonwealth Financial Corp.................... 162,486  2,741,139
    First Community Bancshares, Inc......................  40,013  1,301,623
    First Connecticut Bancorp, Inc.......................  11,083    344,681
    First Defiance Financial Corp........................  54,410  1,749,826
    First Financial Bancorp.............................. 183,997  5,584,309
#   First Financial Bankshares, Inc......................  62,558  3,540,783
    First Financial Corp.................................  25,478  1,309,569
    First Financial Northwest, Inc.......................  27,065    477,968
*   First Foundation, Inc................................  37,572    590,632
    First Internet Bancorp...............................   6,671    212,138
    First Interstate BancSystem, Inc., Class A...........  67,971  2,932,949
    First Merchants Corp.................................  81,815  3,861,668
    First Mid-Illinois Bancshares, Inc...................   2,832    114,158
    First Midwest Bancorp, Inc........................... 183,633  4,897,492
*   First Northwest Bancorp..............................   2,279     36,874
    First of Long Island Corp. (The).....................  27,403    597,385
    First United Corp....................................   1,912     35,754
    FirstCash, Inc.......................................  83,455  6,776,546
*   Flagstar Bancorp, Inc................................  74,366  2,532,162
    Flushing Financial Corp..............................  77,544  1,944,804
#   FNB Corp............................................. 173,089  2,220,732
#*  Franklin Financial Network, Inc......................  19,568    766,087
    FS Bancorp, Inc......................................   1,698    104,206
    Fulton Financial Corp................................ 393,955  6,835,119
#   GAIN Capital Holdings, Inc...........................  26,997    183,850
#   GAMCO Investors, Inc., Class A.......................  10,775    263,880
*   Genworth Financial, Inc., Class A....................   6,100     28,060
    German American Bancorp, Inc.........................  51,278  1,878,826
#   Glacier Bancorp, Inc................................. 134,100  5,726,070
    Global Indemnity, Ltd................................  24,008    978,326
    Great Southern Bancorp, Inc..........................  33,441  1,974,691

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
FINANCIALS -- (Continued)
    Great Western Bancorp, Inc...........................  52,747 $2,207,462
    Green Bancorp, Inc...................................  49,638  1,206,203
*   Green Dot Corp., Class A.............................  84,511  6,703,413
#   Greenhill & Co., Inc................................. 100,406  3,283,276
#*  Greenlight Capital Re, Ltd., Class A................. 101,509  1,482,031
    Guaranty Bancorp.....................................  26,877    807,654
    Guaranty Federal Bancshares, Inc.....................   2,022     50,348
*   Hallmark Financial Services, Inc.....................  33,293    351,574
#   Hamilton Lane, Inc., Class A.........................   6,634    324,867
    Hancock Whitney Corp.................................  88,958  4,470,139
    Hanmi Financial Corp.................................  80,861  2,025,568
    Hanover Insurance Group, Inc. (The)..................  50,999  6,396,295
*   HarborOne Bancorp, Inc...............................   4,528     83,089
    Hawthorn Bancshares, Inc.............................   2,114     45,980
#   HCI Group, Inc.......................................  32,353  1,384,385
#   Heartland Financial USA, Inc.........................  44,294  2,602,272
    Hennessy Advisors, Inc...............................   2,761     43,210
    Heritage Commerce Corp...............................  98,514  1,500,368
#   Heritage Financial Corp..............................  47,910  1,679,246
#   Heritage Insurance Holdings, Inc.....................  18,345    314,984
    Hilltop Holdings, Inc................................ 197,180  4,101,344
    Hingham Institution for Savings......................   1,689    373,387
*   HMN Financial, Inc...................................   2,746     56,980
    Home Bancorp, Inc....................................   1,387     63,233
    Home BancShares, Inc................................. 310,213  7,193,839
*   HomeStreet, Inc......................................  45,893  1,358,433
*   HomeTrust Bancshares, Inc............................  10,349    301,156
    Hope Bancorp, Inc.................................... 269,896  4,528,855
    HopFed Bancorp, Inc..................................   5,577     91,742
    Horace Mann Educators Corp...........................  77,779  3,398,942
    Horizon Bancorp, inc.................................  44,287    930,470
    Houlihan Lokey, Inc..................................  14,126    694,434
#*  Howard Bancorp, Inc..................................   3,976     64,014
    IBERIABANK Corp......................................  23,864  1,983,098
#*  Impac Mortgage Holdings, Inc.........................   1,592     14,041
    Independence Holding Co..............................   2,009     69,813
#   Independent Bank Corp................................  43,062  3,806,681
    Independent Bank Corp................................  21,971    538,290
#   Independent Bank Group, Inc..........................  26,070  1,749,297
#   Interactive Brokers Group, Inc., Class A............. 114,563  6,857,741
    International Bancshares Corp........................ 110,162  4,896,701
*   INTL. FCStone, Inc...................................  33,417  1,790,817
    Investar Holding Corp................................     678     18,170
#   Investment Technology Group, Inc.....................  71,938  1,593,427
    Investors Title Co...................................   2,068    395,815
    James River Group Holdings, Ltd......................  28,238  1,168,771
    Kearny Financial Corp................................ 175,852  2,523,476
    Kemper Corp..........................................  96,400  7,692,720
    Kentucky First Federal Bancorp.......................   3,402     28,407
    Kingstone Cos., Inc..................................  11,121    181,828
    Kinsale Capital Group, Inc...........................     941     55,731
    Ladenburg Thalmann Financial Services, Inc........... 108,022    366,195
    Lake Shore Bancorp, Inc..............................     338      5,814
    Lakeland Bancorp, Inc................................  68,548  1,329,831
    Lakeland Financial Corp..............................  60,442  2,930,833
    Landmark Bancorp, Inc................................   2,989     84,648
    LCNB Corp............................................   2,027     37,702
    LegacyTexas Financial Group, Inc.....................  82,295  3,606,990
    Legg Mason, Inc...................................... 106,830  3,646,108

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
FINANCIALS -- (Continued)
#*  LendingClub Corp..................................... 289,016 $1,190,746
#*  LendingTree, Inc.....................................  16,526  3,946,409
#*  Limestone Bancorp, Inc...............................     857     13,369
    LPL Financial Holdings, Inc..........................   9,991    662,303
    Macatawa Bank Corp...................................  59,005    723,991
    Mackinac Financial Corp..............................   7,750    127,875
*   Magyar Bancorp, Inc..................................     809     10,396
    Maiden Holdings, Ltd................................. 142,030  1,235,661
#   Manning & Napier, Inc................................  15,314     46,708
    Marlin Business Services Corp........................  37,093  1,142,464
    MB Financial, Inc.................................... 139,871  6,776,750
#*  MBIA, Inc............................................ 159,089  1,630,662
    MBT Financial Corp...................................  18,297    208,586
    Mercantile Bank Corp.................................  22,189    788,153
#   Mercury General Corp.................................  77,822  4,002,385
    Meridian Bancorp, Inc................................  91,743  1,678,897
    Meta Financial Group, Inc............................  20,100  1,797,945
*   MGIC Investment Corp................................. 216,764  2,705,215
    Middlefield Banc Corp................................     307     15,565
#   Midland States Bancorp, Inc..........................   5,055    170,252
#   MidSouth Bancorp, Inc................................  21,717    307,296
    MidWestOne Financial Group, Inc......................   9,347    300,600
    Moelis & Co., Class A................................  15,535    988,026
    Morningstar, Inc.....................................   3,216    424,512
    MutualFirst Financial, Inc...........................   8,375    321,600
    National Bank Holdings Corp., Class A................  51,025  2,019,570
#   National Bankshares, Inc.............................   1,806     85,334
*   National Commerce Corp...............................   6,234    271,802
    National General Holdings Corp.......................  54,993  1,516,707
    National Security Group, Inc. (The)..................   1,000     16,010
    National Western Life Group, Inc., Class A...........   1,800    583,200
    Navient Corp......................................... 208,021  2,747,957
    Navigators Group, Inc. (The).........................  46,470  2,804,464
    NBT Bancorp, Inc.....................................  72,588  2,920,941
    Nelnet, Inc., Class A................................  59,149  3,476,778
>>  NewStar Financial, Inc............................... 112,900     55,577
*   Nicholas Financial, Inc..............................   9,480     87,216
*   Nicolet Bankshares, Inc..............................   2,003    110,866
*   NMI Holdings, Inc., Class A.......................... 102,175  2,135,457
#   Northeast Bancorp....................................   7,468    160,189
    Northfield Bancorp, Inc..............................  90,230  1,503,232
    Northrim BanCorp, Inc................................  11,583    466,795
#   Northwest Bancshares, Inc............................ 191,747  3,455,281
    Norwood Financial Corp...............................     949     35,682
    OceanFirst Financial Corp............................  69,304  2,021,598
*   Ocwen Financial Corp.................................  15,346     61,077
#   OFG Bancorp..........................................  66,500  1,107,225
#   Ohio Valley Banc Corp................................     600     29,340
    Old Line Bancshares, Inc.............................  20,125    689,885
#   Old National Bancorp................................. 190,552  3,706,236
    Old Second Bancorp, Inc..............................  26,832    415,896
*   On Deck Capital, Inc.................................  79,990    547,132
*   OneMain Holdings, Inc................................  45,669  1,518,494
    Oppenheimer Holdings, Inc., Class A..................  10,748    317,603
    Opus Bank............................................  25,128    711,122
    Oritani Financial Corp............................... 104,517  1,672,272
    Orrstown Financial Services, Inc.....................   1,191     31,323
*   Pacific Mercantile Bancorp...........................  38,401    376,330
#*  Pacific Premier Bancorp, Inc.........................  71,235  2,635,695

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
FINANCIALS -- (Continued)
    Park National Corp...................................  16,584 $1,816,280
#   Parke Bancorp, Inc...................................   3,033     71,579
    Peapack Gladstone Financial Corp.....................  29,722    977,259
    Penns Woods Bancorp, Inc.............................   5,383    245,465
*   PennyMac Financial Services, Inc., Class A...........  20,262    388,017
#   Peoples Bancorp of North Carolina, Inc...............   1,084     34,027
    Peoples Bancorp, Inc.................................  31,684  1,147,594
    Peoples Financial Services Corp......................      60      2,766
    People's Utah Bancorp................................  13,018    473,204
*   PHH Corp............................................. 124,427  1,352,521
#   Pinnacle Financial Partners, Inc.....................  66,239  4,139,937
    Piper Jaffray Cos....................................  17,595  1,360,973
#   PJT Partners, Inc., Class A..........................   5,307    319,534
    Popular, Inc......................................... 115,648  5,739,610
#*  PRA Group, Inc.......................................  75,583  2,962,854
#   Preferred Bank.......................................  17,130  1,066,171
    Premier Financial Bancorp, Inc.......................  15,311    291,062
    Primerica, Inc.......................................  81,641  9,372,387
#   ProAssurance Corp....................................  91,670  3,785,971
#   Prosperity Bancshares, Inc...........................   3,383    237,317
    Protective Insurance Corp., Class B..................  21,267    496,584
    Protective Insurance Corp., Class A..................     550     12,760
    Provident Financial Holdings, Inc....................   6,061    112,432
    Provident Financial Services, Inc.................... 105,610  2,697,279
#   Prudential Bancorp, Inc..............................   1,711     32,423
    Pzena Investment Management, Inc., Class A...........  33,804    329,589
    QCR Holdings, Inc....................................  17,431    757,377
    Radian Group, Inc.................................... 324,032  6,205,213
*   Regional Management Corp.............................  24,412    809,746
    Renasant Corp........................................  90,334  4,036,123
    Republic Bancorp, Inc., Class A......................  39,187  1,875,882
*   Republic First Bancorp, Inc..........................  29,044    229,448
    Riverview Bancorp, Inc...............................  33,375    303,713
#   RLI Corp.............................................  70,858  5,297,344
    S&T Bancorp, Inc.....................................  62,285  2,787,877
*   Safeguard Scientifics, Inc...........................  60,635    691,239
    Safety Insurance Group, Inc..........................  38,135  3,493,166
    Salisbury Bancorp, Inc...............................     551     24,189
    Sandy Spring Bancorp, Inc............................  62,290  2,436,162
#   SB One Bancorp.......................................   3,186     91,279
#*  Seacoast Banking Corp. of Florida....................  51,124  1,498,444
*   Security National Financial Corp., Class A...........   3,489     17,968
*   Select Bancorp, Inc..................................   2,536     32,993
    Selective Insurance Group, Inc.......................  96,545  5,773,391
#   ServisFirst Bancshares, Inc..........................  58,764  2,482,779
    Shore Bancshares, Inc................................   2,703     52,222
    SI Financial Group, Inc..............................  37,462    522,595
#*  Siebert Financial Corp...............................   7,500    111,825
    Sierra Bancorp.......................................  27,873    823,368
    Silvercrest Asset Management Group, Inc., Class A....   2,711     47,307
    Simmons First National Corp., Class A................ 181,532  5,409,654
*   SmartFinancial, Inc..................................     878     22,565
    South State Corp.....................................  59,081  4,945,080
*   Southern First Bancshares, Inc.......................   9,557    420,030
    Southern Missouri Bancorp, Inc.......................   4,727    187,378
    Southern National Bancorp of Virginia, Inc...........  10,264    180,031
    Southside Bancshares, Inc............................  56,225  1,927,955
    Southwest Georgia Financial Corp.....................   1,439     33,557
#   State Auto Financial Corp............................  39,229  1,268,666

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
FINANCIALS -- (Continued)
    State Bank Financial Corp............................  38,349 $  1,206,076
#   Sterling Bancorp..................................... 390,002    8,658,044
    Stewart Information Services Corp....................  48,701    2,212,973
    Stifel Financial Corp................................  91,446    5,041,418
    Stock Yards Bancorp, Inc.............................  49,514    1,888,959
    Summit Financial Group, Inc..........................   2,257       57,779
    Summit State Bank....................................   1,000       15,600
    TCF Financial Corp................................... 357,388    8,974,013
    Territorial Bancorp, Inc.............................  21,514      656,177
*   Texas Capital Bancshares, Inc........................  35,342    3,209,054
*   Third Point Reinsurance, Ltd.........................  50,396      634,990
    Timberland Bancorp, Inc..............................  12,388      448,693
    Tiptree, Inc.........................................  65,749      447,093
    Tompkins Financial Corp..............................  26,932    2,307,534
    Towne Bank...........................................  88,878    2,870,759
    TriCo Bancshares.....................................  39,493    1,533,118
#*  TriState Capital Holdings, Inc.......................  38,890    1,143,366
*   Triumph Bancorp, Inc.................................  20,152      772,829
    TrustCo Bank Corp. NY................................ 196,768    1,790,589
    Trustmark Corp....................................... 130,361    4,587,404
    UMB Financial Corp...................................  83,398    5,995,482
    Umpqua Holdings Corp.................................  18,699      398,289
*   Unico American Corp..................................   4,300       30,960
#   Union Bankshares Corp................................  95,576    3,871,784
    United Bancshares, Inc...............................     110        2,448
#   United Bankshares, Inc............................... 162,418    6,001,345
    United Community Banks, Inc.......................... 111,577    3,350,657
    United Community Financial Corp......................  69,108      722,179
    United Financial Bancorp, Inc........................ 147,770    2,587,453
    United Fire Group, Inc...............................  39,695    2,393,212
#   United Insurance Holdings Corp.......................  51,759    1,074,517
    United Security Bancshares...........................   7,256       78,002
    Unity Bancorp, Inc...................................   9,667      235,875
    Universal Insurance Holdings, Inc.................... 101,962    4,527,113
    Univest Corp. of Pennsylvania........................  46,468    1,268,576
#   Valley National Bancorp.............................. 519,073    6,047,200
#   Value Line, Inc......................................   4,136       94,342
*   Veritex Holdings, Inc................................  34,499    1,063,259
#   Virtu Financial, Inc., Class A.......................   5,767      116,205
#   Virtus Investment Partners, Inc......................  22,848    3,044,496
#   Waddell & Reed Financial, Inc., Class A.............. 142,300    2,947,033
    Walker & Dunlop, Inc.................................  57,225    3,391,153
    Washington Federal, Inc.............................. 213,015    7,146,653
    Washington Trust Bancorp, Inc........................  37,710    2,204,149
    Waterstone Financial, Inc............................  91,586    1,556,962
    Webster Financial Corp...............................  36,200    2,335,986
    WesBanco, Inc........................................  73,627    3,598,151
    West Bancorporation, Inc.............................  48,611    1,205,553
#   Westamerica Bancorporation...........................  36,473    2,189,109
    Western New England Bancorp, Inc.....................  48,260      523,621
    Westwood Holdings Group, Inc.........................  26,538    1,549,023
    White Mountains Insurance Group, Ltd.................   1,675    1,529,325
    Wintrust Financial Corp..............................  62,888    5,517,164
#   WisdomTree Investments, Inc..........................  58,562      511,832
*   WMIH Corp............................................  32,702       44,475
*   World Acceptance Corp................................  25,415    2,539,213
    WSFS Financial Corp..................................  31,126    1,764,844
    WVS Financial Corp...................................     700       11,445
                                                                  ------------
TOTAL FINANCIALS.........................................          679,390,843
                                                                  ------------

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
HEALTHCARE -- (8.5%)
#   Abaxis, Inc..........................................  20,277 $1,682,991
#*  Acadia Healthcare Co., Inc...........................  68,239  2,694,076
#*  Accuray, Inc......................................... 181,108    697,266
#   Aceto Corp...........................................  82,638    270,226
*   Achillion Pharmaceuticals, Inc....................... 185,880    479,570
#*  Acorda Therapeutics, Inc.............................  69,281  1,728,561
#*  Adamas Pharmaceuticals, Inc..........................   4,300    102,254
*   Addus HomeCare Corp..................................  43,035  2,846,765
#*  Adverum Biotechnologies, Inc.........................  26,237    123,314
*   Aeglea BioTherapeutics, Inc..........................   1,107      9,310
#*  Akorn, Inc...........................................  48,412    896,590
*   Albireo Pharma, Inc..................................     451     14,229
#*  Alder Biopharmaceuticals, Inc........................ 105,804  2,004,986
*   Aldeyra Therapeutics, Inc............................   4,901     34,062
*   Allscripts Healthcare Solutions, Inc................. 311,270  3,809,945
#*  AMAG Pharmaceuticals, Inc............................  18,629    410,769
#*  Amedisys, Inc........................................  68,500  6,413,655
*   American Renal Associates Holdings, Inc..............  25,173    405,034
#*  AMN Healthcare Services, Inc.........................  87,619  5,300,949
*   Amneal Pharmaceuticals, Inc..........................  76,374  1,464,090
*   Amphastar Pharmaceuticals, Inc.......................  80,005  1,396,087
*   AngioDynamics, Inc...................................  56,468  1,193,734
#*  ANI Pharmaceuticals, Inc.............................  43,167  2,890,031
#*  Anika Therapeutics, Inc..............................  51,200  2,049,536
#*  Apollo Endosurgery, Inc..............................   1,802     16,416
*   Applied Genetic Technologies Corp....................  26,594    106,376
#*  Aptevo Therapeutics, Inc.............................  74,897    316,065
*   Aquinox Pharmaceuticals, Inc.........................   1,180      3,493
#*  Aratana Therapeutics, Inc............................  55,059    249,693
*   Ardelyx, Inc......................................... 103,468    419,045
#*  Atara Biotherapeutics, Inc...........................   3,802    142,765
    Atrion Corp..........................................   3,399  2,338,512
#*  Avanos Medical, Inc..................................  80,289  4,431,953
#*  Biocept, Inc.........................................   3,100     14,880
#*  BioScrip, Inc........................................ 128,360    340,154
*   BioSpecifics Technologies Corp.......................  13,814    628,537
#*  BioTelemetry, Inc.................................... 102,457  5,378,992
#*  Bovie Medical Corp...................................   6,752     32,612
*   Brookdale Senior Living, Inc......................... 138,955  1,332,578
*   Calithera Biosciences, Inc...........................  49,774    221,494
*   Cambrex Corp.........................................  72,842  4,552,625
    Cantel Medical Corp..................................  83,217  7,715,048
#*  Capital Senior Living Corp........................... 112,928  1,128,151
#*  Castlight Health, Inc., Class B......................  26,093     86,107
*   Catabasis Pharmaceuticals, Inc.......................   3,896      2,688
*   Catalyst Biosciences, Inc............................  12,331    121,830
*   Celldex Therapeutics, Inc............................ 123,355     57,360
#*  Cellular Biomedicine Group, Inc......................     367      8,313
*   Charles River Laboratories International, Inc........  45,997  5,717,427
    Chemed Corp..........................................  24,202  7,648,558
*   ChemoCentryx, Inc....................................  26,188    302,733
#*  CHF Solutions, Inc...................................   4,101      6,685
*   Chimerix, Inc........................................  91,155    407,463
*   Civitas Solutions, Inc...............................  36,016    588,862
#   Computer Programs & Systems, Inc.....................  13,126    409,531
*   Concert Pharmaceuticals, Inc.........................  25,753    411,790
    CONMED Corp..........................................  47,238  3,495,612
#*  Corcept Therapeutics, Inc............................   8,480    111,342
*   CorVel Corp..........................................  44,234  2,536,820

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
HEALTHCARE -- (Continued)
#*  Corvus Pharmaceuticals, Inc..........................   4,126 $   40,724
*   Cotiviti Holdings, Inc...............................  23,738  1,059,664
#*  Cross Country Healthcare, Inc........................  86,766  1,017,765
*   CryoLife, Inc........................................ 114,699  3,418,030
*   Cumberland Pharmaceuticals, Inc......................  43,217    263,624
#*  Cutera, Inc..........................................  45,603  1,824,120
*   Cytori Therapeutics, Inc.............................      98         66
#*  Depomed, Inc......................................... 239,256  2,119,808
#*  Dermira, Inc.........................................  52,386    510,240
#*  Dicerna Pharmaceuticals, Inc.........................   5,800     73,080
    Digirad Corp.........................................  40,501     66,827
#*  Diplomat Pharmacy, Inc...............................  46,039    956,690
*   Electromed, Inc......................................   9,750     51,188
*   Emergent BioSolutions, Inc...........................  69,905  3,799,337
*   Enanta Pharmaceuticals, Inc..........................  52,726  5,141,840
#*  Endo International P.L.C............................. 166,480  2,071,011
    Ensign Group, Inc. (The).............................  77,518  2,796,074
*   Enzo Biochem, Inc.................................... 101,220    447,392
#*  Evolent Health, Inc., Class A........................ 113,030  2,283,206
#*  Five Prime Therapeutics, Inc.........................  62,994    938,611
*   FONAR Corp...........................................  10,011    261,287
*   Globus Medical, Inc., Class A........................  89,298  4,597,061
#*  GlycoMimetics, Inc...................................  16,309    239,579
*   Haemonetics Corp.....................................  60,790  5,935,536
*   Harvard Bioscience, Inc..............................  79,603    453,737
#*  HealthEquity, Inc....................................  23,878  1,802,789
    HealthStream, Inc....................................  89,174  2,504,006
#*  Heska Corp...........................................  19,653  1,970,213
    Hill-Rom Holdings, Inc...............................  43,625  4,109,475
*   HMS Holdings Corp....................................  80,062  1,915,884
*   Horizon Pharma P.L.C................................. 158,652  2,797,035
*   Icad, Inc............................................   2,400      7,296
*   ICU Medical, Inc.....................................  24,253  6,955,760
*   Immune Design Corp...................................  24,371     92,610
#*  Infinity Pharmaceuticals, Inc........................  36,495     64,596
*   InfuSystem Holdings, Inc.............................   3,700     11,285
*   Innoviva, Inc........................................  44,340    627,411
*   Inogen, Inc..........................................  10,556  2,103,283
*   Integer Holdings Corp................................  61,421  4,388,530
#*  Integra LifeSciences Holdings Corp................... 104,090  6,487,930
#*  Intra-Cellular Therapies, Inc........................  25,619    514,173
*   IntriCon Corp........................................  19,004  1,104,132
#   Invacare Corp........................................  77,052  1,375,378
#*  Invitae Corp.........................................   4,963     43,873
#*  IRIDEX Corp..........................................  11,951     93,756
#*  Jounce Therapeutics, Inc.............................  37,783    266,748
*   Juniper Pharmaceuticals, Inc.........................   8,079     92,909
#*  K2M Group Holdings, Inc..............................   5,602    114,113
#*  Karyopharm Therapeutics, Inc.........................  10,305    183,223
    Kewaunee Scientific Corp.............................   2,424     76,598
*   Kindred Biosciences, Inc.............................  72,130    977,362
#*  Lannett Co., Inc.....................................  66,287    845,159
*   Lantheus Holdings, Inc............................... 127,696  1,845,207
#   LeMaitre Vascular, Inc...............................  65,087  2,343,132
*   LHC Group, Inc.......................................  68,923  5,932,892
#*  LifePoint Health, Inc................................  63,627  4,123,030
#*  Ligand Pharmaceuticals, Inc..........................  21,940  4,790,160
*   LivaNova P.L.C.......................................  63,257  6,966,493
    Luminex Corp.........................................  42,540  1,440,404

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
HEALTHCARE -- (Continued)
*   MacroGenics, Inc.....................................  16,637 $  343,554
*   Magellan Health, Inc.................................  46,779  3,403,172
*   Mallinckrodt P.L.C...................................  76,728  1,799,272
*   Masimo Corp..........................................  23,843  2,370,471
#*  MEI Pharma, Inc......................................  24,871     94,261
#*  Melinta Therapeutics, Inc............................  30,203    160,076
    Meridian Bioscience, Inc............................. 114,076  1,802,401
*   Merit Medical Systems, Inc...........................  73,976  4,016,897
#*  Merrimack Pharmaceuticals, Inc.......................  15,803     81,702
*   Micron Solutions, Inc................................   6,700     22,110
#*  Minerva Neurosciences, Inc...........................  22,663    182,437
#*  Miragen Therapeutics, Inc............................   2,300     15,502
#*  Mirati Therapeutics, Inc.............................   9,732    597,545
*   Misonix, Inc.........................................   1,809     29,622
#*  Molecular Templates, Inc.............................   2,017     10,448
#*  Molina Healthcare, Inc...............................  41,794  4,350,337
#*  Myriad Genetics, Inc................................. 100,045  4,376,969
    National HealthCare Corp.............................  24,420  1,760,194
    National Research Corp., Class A.....................  42,285  1,604,716
*   Natus Medical, Inc...................................  81,179  2,963,034
*   Neogen Corp..........................................  51,156  4,215,254
#*  NeoGenomics, Inc.....................................  42,787    599,018
#*  NuVasive, Inc........................................  67,327  3,908,332
*   Nuvectra Corp........................................  43,811    686,956
#*  Omnicell, Inc........................................  93,919  5,588,180
*   Ophthotech Corp......................................  16,909     42,103
#*  Opiant Pharmaceuticals, Inc..........................   1,202     17,189
#*  OPKO Health, Inc..................................... 311,654  1,751,495
*   OraSure Technologies, Inc............................ 184,502  3,097,789
*   Orthofix International NV............................  42,422  2,566,107
*   Otonomy, Inc.........................................  47,915    158,120
#   Owens & Minor, Inc...................................  54,663  1,031,491
#*  Paratek Pharmaceuticals Inc..........................  24,579    248,248
*   PDL BioPharma, Inc................................... 326,014    818,295
*   Pfenex, Inc..........................................   5,000     25,600
    Phibro Animal Health Corp., Class A..................  15,668    750,497
#*  Prestige Brands Holdings, Inc........................ 110,081  3,933,194
#*  Progenics Pharmaceuticals, Inc.......................  45,070    359,884
#*  Prothena Corp. P.L.C.................................  39,689    589,779
*   Providence Service Corp. (The).......................  46,844  3,282,828
    Psychemedics Corp....................................  10,230    213,756
*   PTC Therapeutics, Inc................................  31,950  1,216,337
*   Quality Systems, Inc.................................  13,650    274,775
*   Quidel Corp..........................................  56,818  3,855,669
#*  Quorum Health Corp...................................  52,411    253,669
*   R1 RCM, Inc..........................................  37,941    304,287
*   Ra Pharmaceuticals, Inc..............................   5,668     62,348
*   RadNet, Inc.......................................... 100,345  1,344,623
#*  Recro Pharma, Inc....................................  12,141     62,890
#*  Repligen Corp........................................  70,302  3,397,696
#*  Retrophin, Inc.......................................  52,797  1,459,309
*   RTI Surgical, Inc.................................... 124,030    570,538
#*  Savara, Inc..........................................   5,004     55,094
#*  SCYNEXIS, Inc........................................  26,972     42,885
*   SeaSpine Holdings Corp...............................  21,555    300,908
*   Select Medical Holdings Corp......................... 206,482  4,294,826
#*  Sierra Oncology, Inc.................................  34,870     99,031
    Simulations Plus, Inc................................  23,719    421,012
#*  Spectrum Pharmaceuticals, Inc........................  94,746  2,017,142

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
HEALTHCARE -- (Continued)
#*  Stemline Therapeutics, Inc...........................  27,857 $    428,998
#*  Supernus Pharmaceuticals, Inc........................  28,472    1,507,592
*   Surmodics, Inc.......................................  45,214    2,658,583
#*  Syndax Pharmaceuticals, Inc..........................  49,696      334,951
#*  Syneos Health, Inc...................................  64,908    3,198,342
#*  Synlogic, Inc........................................   3,771       35,334
*   Taro Pharmaceutical Industries, Ltd..................     900      101,034
*   Tenet Healthcare Corp................................ 168,410    6,337,268
*   Tetraphase Pharmaceuticals, Inc...................... 133,379      382,798
#*  Tivity Health, Inc...................................  75,463    2,543,103
#*  Tocagen, Inc.........................................   1,207       11,165
#*  Trevena, Inc.........................................  60,377       92,981
*   Triple-S Management Corp., Class B...................  36,746    1,304,850
    US Physical Therapy, Inc.............................  29,093    3,047,492
    Utah Medical Products, Inc...........................  12,265    1,189,705
*   Varex Imaging Corp...................................  16,017      612,490
#*  Verastem, Inc........................................  76,950      592,515
#*  Voyager Therapeutics, Inc............................   1,700       32,062
#*  Wright Medical Group NV..............................     886       22,531
#*  XOMA Corp............................................   5,323      130,254
*   Zafgen, Inc..........................................  38,825      403,780
#*  Zogenix, Inc.........................................  36,081    2,047,597
                                                                  ------------
TOTAL HEALTHCARE.........................................          310,451,181
                                                                  ------------
INDUSTRIALS -- (18.1%)
#   AAON, Inc............................................ 102,100    3,854,275
    AAR Corp.............................................  58,300    2,764,003
    ABM Industries, Inc.................................. 116,525    3,635,580
*   Acacia Research Corp.................................  91,687      348,411
    ACCO Brands Corp..................................... 196,834    2,519,475
    Acme United Corp.....................................  11,226      244,839
#   Actuant Corp., Class A...............................  94,006    2,683,871
*   Advanced Disposal Services, Inc......................     904       22,238
    Advanced Drainage Systems, Inc.......................   6,508      181,899
*   Aegion Corp..........................................  68,967    1,709,002
#*  Aerojet Rocketdyne Holdings, Inc..................... 112,063    3,776,523
#*  Aerovironment, Inc...................................  46,637    3,432,950
    Air Lease Corp.......................................  74,164    3,260,249
*   Air Transport Services Group, Inc.................... 137,537    3,098,709
    Alamo Group, Inc.....................................  28,570    2,657,010
    Albany International Corp., Class A..................  51,795    3,426,239
#   Allegiant Travel Co..................................  25,176    3,111,754
    Allied Motion Technologies, Inc......................  35,135    1,611,994
    Altra Industrial Motion Corp.........................  69,832    3,065,625
*   Ameresco, Inc., Class A..............................  22,766      305,064
    American Railcar Industries, Inc.....................  53,313    2,429,473
*   American Woodmark Corp...............................  33,560    2,800,582
*   AMREP Corp...........................................   2,776       20,431
#   Apogee Enterprises, Inc..............................  71,611    3,634,974
    Applied Industrial Technologies, Inc.................  61,312    4,576,941
*   ARC Document Solutions, Inc..........................  49,598      127,963
    ArcBest Corp.........................................  65,791    3,062,571
    Argan, Inc...........................................  39,706    1,524,710
*   Armstrong Flooring, Inc..............................  48,267      630,850
*   Armstrong World Industries, Inc......................  64,806    4,400,327
*   Arotech Corp.........................................  34,176      133,286
*   ASGN, Inc............................................ 101,799    9,192,450
    Astec Industries, Inc................................  44,807    2,201,368
#*  Astronics Corp.......................................  30,147    1,236,328

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
INDUSTRIALS -- (Continued)
#*  Astronics Corp., Class B.............................   3,707 $  151,987
*   Atkore International Group, Inc......................  47,046  1,113,108
*   Atlas Air Worldwide Holdings, Inc....................  35,913  2,407,967
#*  Avis Budget Group, Inc............................... 141,110  4,917,683
*   Axon Enterprise, Inc................................. 117,616  7,989,655
    AZZ, Inc.............................................  40,206  2,179,165
#*  Babcock & Wilcox Enterprises, Inc.................... 155,390    334,088
    Barnes Group, Inc....................................  88,315  5,992,173
    Barrett Business Services, Inc.......................  24,673  2,266,955
#*  Beacon Roofing Supply, Inc...........................  95,637  4,024,405
    BG Staffing, Inc.....................................   4,205    110,592
#*  Blue Bird Corp.......................................   6,809    153,543
*   BlueLinx Holdings, Inc...............................  16,540    563,518
*   BMC Stock Holdings, Inc..............................  51,876  1,141,272
    Brady Corp., Class A.................................  53,643  2,051,845
    Briggs & Stratton Corp...............................  78,708  1,392,345
    Brink's Co. (The)....................................  60,744  4,850,408
*   Builders FirstSource, Inc............................ 120,636  2,163,003
    BWX Technologies, Inc................................  58,682  3,858,928
*   CAI International, Inc...............................  54,658  1,254,948
*   Casella Waste Systems, Inc., Class A................. 143,196  3,946,482
*   CBIZ, Inc............................................ 126,222  2,776,884
#   CECO Environmental Corp..............................  57,522    395,176
#*  Celadon Group, Inc...................................  48,801    136,643
*   Chart Industries, Inc................................  67,086  5,238,746
#   Chicago Rivet & Machine Co...........................     841     26,487
#*  Cimpress NV..........................................  38,999  5,696,584
#   CIRCOR International, Inc............................  44,045  1,953,396
*   Civeo Corp...........................................  82,502    314,333
*   Clean Harbors, Inc...................................  71,561  4,073,968
*   Colfax Corp..........................................  32,714  1,056,662
    Columbus McKinnon Corp...............................  45,359  1,866,976
    Comfort Systems USA, Inc.............................  81,966  4,553,211
#*  Command Security Corp................................  11,180     14,758
*   Commercial Vehicle Group, Inc........................  96,065    673,416
    CompX International, Inc.............................   2,107     26,759
*   Continental Building Products, Inc...................  37,208  1,186,935
*   Continental Materials Corp...........................     135      2,197
    Copa Holdings SA, Class A............................  27,455  2,672,470
#   Costamare, Inc.......................................  38,873    269,779
#   Covanta Holding Corp................................. 151,049  2,718,882
*   Covenant Transportation Group, Inc., Class A.........  35,593  1,031,485
*   CPI Aerostructures, Inc..............................  26,295    247,173
    CRA International, Inc...............................  20,118  1,088,786
*   CSW Industrials, Inc.................................  13,727    744,690
    Cubic Corp...........................................  41,792  2,846,035
    Curtiss-Wright Corp..................................  30,763  4,092,402
    Deluxe Corp..........................................  66,377  3,911,597
    DMC Global, Inc......................................  31,306  1,285,111
    Douglas Dynamics, Inc................................  77,165  3,788,801
*   Ducommun, Inc........................................  21,433    714,362
*   DXP Enterprises, Inc.................................  52,333  2,163,446
#*  Dycom Industries, Inc................................  72,056  6,424,513
*   Eagle Bulk Shipping, Inc.............................  15,319     88,084
    Eastern Co. (The)....................................   7,733    228,124
*   Echo Global Logistics, Inc........................... 104,405  3,596,752
    Ecology and Environment, Inc., Class A...............     920     12,098
    EMCOR Group, Inc.....................................  88,383  6,801,072
    Encore Wire Corp.....................................  41,411  2,018,786

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
INDUSTRIALS -- (Continued)
    EnerSys..............................................  68,976 $5,660,860
*   Engility Holdings, Inc...............................  44,886  1,553,056
    Ennis, Inc...........................................  63,660  1,384,605
    EnPro Industries, Inc................................  41,842  3,196,310
#   EnviroStar, Inc......................................     837     33,564
    ESCO Technologies, Inc...............................  41,752  2,599,062
    Espey Manufacturing & Electronics Corp...............   6,393    165,579
    Essendant, Inc.......................................  69,968  1,163,568
*   Esterline Technologies Corp..........................  49,403  4,214,076
#*  ExOne Co. (The)......................................   1,980     13,702
    Exponent, Inc........................................  82,404  4,029,556
    Federal Signal Corp.................................. 148,867  3,535,591
    Forrester Research, Inc..............................  43,401  2,007,296
    Forward Air Corp.....................................  44,670  2,854,413
*   Franklin Covey Co....................................  41,960  1,072,078
    Franklin Electric Co., Inc...........................  68,182  3,371,600
    FreightCar America, Inc..............................  24,109    441,436
*   FTI Consulting, Inc..................................  76,280  6,023,069
#   GATX Corp............................................  50,628  4,168,710
*   Genco Shipping & Trading, Ltd........................  11,922    177,042
*   Gencor Industries, Inc...............................  19,518    292,770
*   Generac Holdings, Inc................................  73,085  3,928,319
*   Gibraltar Industries, Inc............................  65,935  2,864,876
    Global Brass & Copper Holdings, Inc..................  69,856  2,301,755
#*  Goldfield Corp. (The)................................  48,990    232,702
    Gorman-Rupp Co. (The)................................  63,308  2,395,575
*   GP Strategies Corp...................................  49,361    932,923
    Graham Corp..........................................  32,709    871,041
#   Granite Construction, Inc............................  64,361  3,472,276
*   Great Lakes Dredge & Dock Corp....................... 118,180    638,172
#   Greenbrier Cos., Inc. (The)..........................  60,008  3,399,453
    Griffon Corp.........................................  91,355  1,635,254
    H&E Equipment Services, Inc..........................  94,920  3,492,107
*   Harsco Corp..........................................  99,176  2,514,112
    Hawaiian Holdings, Inc............................... 116,041  4,653,244
#   Healthcare Services Group, Inc.......................  58,187  2,342,609
#   Heartland Express, Inc............................... 118,127  2,266,857
#   HEICO Corp...........................................  61,481  4,695,304
    HEICO Corp., Class A.................................  83,825  5,427,669
    Heidrick & Struggles International, Inc..............  61,616  2,520,094
*   Herc Holdings, Inc...................................  32,726  1,859,491
*   Heritage-Crystal Clean, Inc..........................  27,028    651,375
    Herman Miller, Inc...................................  84,012  3,179,854
#*  Hill International, Inc..............................  77,548    426,514
    Hillenbrand, Inc.....................................  77,974  3,914,295
    HNI Corp.............................................  49,554  2,144,202
*   Houston Wire & Cable Co..............................  20,128    161,024
*   Hub Group, Inc., Class A.............................  57,870  2,685,168
*   Hudson Global, Inc...................................  17,644     29,995
#*  Hudson Technologies, Inc.............................  69,945    127,300
    Hurco Cos., Inc......................................  17,511    775,737
*   Huron Consulting Group, Inc..........................  36,710  1,602,391
    Hyster-Yale Materials Handling, Inc..................  20,138  1,324,275
    ICF International, Inc...............................  50,356  3,708,719
*   IES Holdings, Inc....................................  30,715    551,334
*   InnerWorkings, Inc................................... 176,340  1,562,372
*   Innovative Solutions & Support, Inc..................  19,757     58,086
    Insperity, Inc.......................................  57,030  5,423,553
    Insteel Industries, Inc..............................  57,562  2,367,525

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
INDUSTRIALS -- (Continued)
    Interface, Inc....................................... 122,955 $2,754,192
    ITT, Inc.............................................  16,509    935,565
#   John Bean Technologies Corp..........................  62,171  6,876,113
    Kadant, Inc..........................................  23,091  2,230,591
    Kaman Corp...........................................  39,567  2,620,127
    KBR, Inc............................................. 172,901  3,454,562
    Kelly Services, Inc., Class A........................  58,105  1,411,370
#   Kennametal, Inc...................................... 129,752  5,055,138
#*  KeyW Holding Corp. (The).............................  75,028    665,498
    Kforce, Inc..........................................  82,920  3,134,376
    Kimball International, Inc., Class B................. 124,562  2,011,676
*   Kirby Corp...........................................  93,431  7,796,817
*   KLX, Inc............................................. 106,596  7,786,838
#   Knight-Swift Transportation Holdings, Inc............  24,143    785,855
    Knoll, Inc...........................................  61,882  1,395,439
    Korn/Ferry International.............................  98,690  6,511,566
#*  Kratos Defense & Security Solutions, Inc............. 129,909  1,678,424
    Landstar System, Inc.................................  44,453  4,940,951
*   Lawson Products, Inc.................................  18,090    489,334
*   LB Foster Co., Class A...............................  16,632    408,316
*   Limbach Holdings, Inc................................  13,415    149,041
#   Lindsay Corp.........................................  14,054  1,323,044
    LS Starrett Co. (The), Class A.......................   5,520     35,328
    LSC Communications, Inc..............................  70,298  1,055,876
    LSI Industries, Inc..................................  42,667    208,642
*   Lydall, Inc..........................................  41,610  1,930,704
#*  Manitex International, Inc...........................   2,446     29,670
*   Manitowoc Co., Inc. (The)............................  62,722  1,661,506
    Marten Transport, Ltd................................ 131,915  2,882,343
#*  MasTec, Inc.......................................... 126,820  5,903,471
    Matson, Inc..........................................  54,659  1,967,724
    Matthews International Corp., Class A................  50,900  2,674,795
    McGrath RentCorp.....................................  35,076  2,082,813
#*  Mercury Systems, Inc.................................  64,744  2,701,767
*   Meritor, Inc......................................... 156,901  3,232,161
    Miller Industries, Inc...............................  28,647    746,254
*   Mistras Group, Inc...................................  56,635  1,191,600
    Mobile Mini, Inc.....................................  76,887  3,279,231
    Moog, Inc., Class A..................................  40,439  3,033,329
*   MRC Global, Inc...................................... 207,829  4,707,327
    MSA Safety, Inc......................................  44,387  4,477,761
    Mueller Industries, Inc..............................  93,865  3,107,870
    Mueller Water Products, Inc., Class A................ 299,631  3,700,443
#   Multi-Color Corp.....................................  32,495  2,156,043
*   MYR Group, Inc.......................................  49,036  1,808,938
#   National Presto Industries, Inc......................   9,004  1,122,349
*   Navigant Consulting, Inc.............................  83,387  1,814,501
*   Navistar International Corp..........................  58,237  2,508,268
*   NCI Building Systems, Inc............................  22,385    357,041
*   Nexeo Solutions, Inc.................................   5,604     50,884
*   NL Industries, Inc...................................  78,595    671,987
    NN, Inc..............................................  51,813  1,113,979
#*  Northwest Pipe Co....................................  29,684    580,619
#*  NOW, Inc............................................. 120,648  1,803,688
#*  NV5 Global, Inc......................................  33,596  2,529,779
#   Omega Flex, Inc......................................  22,050  2,034,774
*   Orion Group Holdings, Inc............................  59,989    550,099
    Oshkosh Corp.........................................   5,842    439,610
*   PAM Transportation Services, Inc.....................  11,501    627,380

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
INDUSTRIALS -- (Continued)
    Park-Ohio Holdings Corp..............................  40,827 $1,528,971
*   Patrick Industries, Inc..............................  52,368  3,207,540
*   Patriot Transportation Holding, Inc..................   5,218    111,143
    Pendrell Corp........................................      19     13,091
*   Perma-Pipe International Holdings, Inc...............  11,947    108,120
*   PGT Innovations, Inc................................. 168,923  4,054,152
    PICO Holdings, Inc...................................  31,640    382,844
    Powell Industries, Inc...............................  30,370  1,113,060
    Preformed Line Products Co...........................   7,740    679,572
    Primoris Services Corp...............................  84,394  2,279,482
    Quad/Graphics, Inc...................................  24,907    512,088
    Quanex Building Products Corp........................  68,594  1,214,114
*   Radiant Logistics, Inc...............................  68,967    275,178
    Raven Industries, Inc................................  73,896  2,867,165
*   RBC Bearings, Inc....................................  30,823  4,481,048
    RCM Technologies, Inc................................  22,513    109,413
*   Red Violet, Inc......................................   1,609     11,649
    Regal Beloit Corp....................................  75,389  6,479,685
    Reis, Inc............................................  28,464    607,706
    Resources Connection, Inc............................ 115,931  1,843,303
#*  Rexnord Corp.........................................  86,966  2,629,852
*   Roadrunner Transportation Systems, Inc...............  14,400     31,536
#   RR Donnelley & Sons Co............................... 183,441  1,082,302
*   Rush Enterprises, Inc., Class A......................  46,147  2,080,768
*   Rush Enterprises, Inc., Class B......................  18,930    851,661
    Ryder System, Inc....................................   1,354    106,018
*   Saia, Inc............................................  68,445  5,157,331
    Scorpio Bulkers, Inc.................................  52,391    395,552
    Servotronics, Inc....................................   2,783     26,795
*   SIFCO Industries, Inc................................   6,261     32,244
    Simpson Manufacturing Co., Inc.......................  87,482  6,382,687
#*  SiteOne Landscape Supply, Inc........................   4,500    401,220
    SkyWest, Inc.........................................  61,564  3,687,684
*   SP Plus Corp.........................................  32,706  1,275,534
    Spartan Motors, Inc.................................. 102,615  1,513,571
*   Sparton Corp.........................................  31,536    470,832
#*  Spirit Airlines, Inc................................. 161,347  7,008,914
*   SPX Corp.............................................  37,644  1,396,592
*   SPX FLOW, Inc........................................  48,510  2,305,195
    Standex International Corp...........................  32,398  3,358,053
    Steelcase, Inc., Class A............................. 147,056  2,022,020
#*  Sterling Construction Co., Inc.......................  83,220  1,117,645
    Sun Hydraulics Corp..................................  39,087  2,034,869
    Systemax, Inc........................................  67,300  3,009,656
#*  Team, Inc............................................  93,431  2,036,796
*   Teledyne Technologies, Inc...........................  14,670  3,218,891
    Tennant Co...........................................  21,936  1,784,494
#   Terex Corp........................................... 149,749  6,606,926
    Tetra Tech, Inc...................................... 107,483  6,534,966
#*  Textainer Group Holdings, Ltd........................  38,637    614,328
*   Thermon Group Holdings, Inc..........................  68,177  1,709,197
    Timken Co. (The)..................................... 121,901  6,003,624
    Titan International, Inc............................. 205,206  2,173,132
*   Titan Machinery, Inc.................................  61,608    932,745
*   TPI Composites, Inc..................................  46,646  1,437,630
*   Transcat, Inc........................................     688     15,721
*   Trex Co., Inc........................................  58,464  4,544,991
*   TriMas Corp..........................................  81,389  2,409,114
*   TriNet Group, Inc....................................  63,113  3,398,635

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
INDUSTRIALS -- (Continued)
    Triton International, Ltd............................ 131,641 $  4,633,763
#   Triumph Group, Inc...................................  80,144    1,671,002
*   TrueBlue, Inc........................................  72,527    1,961,855
#*  Tutor Perini Corp....................................  68,125    1,260,312
*   Twin Disc, Inc.......................................  34,740      910,535
*   Ultralife Corp.......................................  26,085      262,154
    UniFirst Corp........................................  26,680    4,993,162
    Universal Forest Products, Inc.......................  99,768    3,675,453
    Universal Logistics Holdings, Inc....................  34,938    1,170,423
#   US Ecology, Inc......................................  42,546    2,884,619
*   USA Truck, Inc.......................................  28,122      613,622
    Valmont Industries, Inc..............................  26,941    3,762,311
*   Vectrus, Inc.........................................  31,646      994,001
*   Veritiv Corp.........................................  21,936      840,149
    Viad Corp............................................  43,595    2,502,353
#*  Vicor Corp...........................................  20,402    1,174,135
    Virco Manufacturing Corp.............................   6,861       33,276
    VSE Corp.............................................  19,624      845,794
#   Wabash National Corp................................. 102,957    2,038,549
#   Watsco, Inc., Class B................................   1,248      208,416
    Watts Water Technologies, Inc., Class A..............  47,698    4,080,564
#*  Welbilt, Inc......................................... 245,801    5,604,263
#   Werner Enterprises, Inc.............................. 111,569    4,155,945
#*  Wesco Aircraft Holdings, Inc......................... 128,763    1,538,718
*   WESCO International, Inc.............................  80,176    4,890,736
#*  Willdan Group, Inc...................................  23,823      664,185
*   Willis Lease Finance Corp............................  11,622      362,839
*   Xerium Technologies, Inc.............................   7,899      105,610
*   YRC Worldwide, Inc...................................  91,469      890,908
                                                                  ------------
TOTAL INDUSTRIALS........................................          659,983,192
                                                                  ------------
INFORMATION TECHNOLOGY -- (12.5%)
#*  ACI Worldwide, Inc................................... 163,112    4,214,814
>>  Actua Corp...........................................  15,285       15,285
*   Acxiom Corp.......................................... 132,416    5,368,145
    ADTRAN, Inc..........................................  79,266    1,288,072
*   Advanced Energy Industries, Inc......................  85,523    5,237,429
#*  Aehr Test Systems....................................   8,100       18,711
*   Agilysys, Inc........................................  58,989      970,369
#*  Alarm.com Holdings, Inc..............................     750       32,153
*   Alpha & Omega Semiconductor, Ltd.....................  41,052      548,455
#*  Ambarella, Inc.......................................  13,838      542,173
    American Software, Inc., Class A.....................  89,611    1,340,581
*   Amkor Technology, Inc................................ 424,245    3,682,447
#*  Amtech Systems, Inc..................................  50,553      286,130
#*  ANGI Homeservices, Inc., Class A.....................  13,651      214,457
*   Anixter International, Inc...........................  53,730    3,916,917
*   Aspen Technology, Inc................................  33,287    3,188,562
    AstroNova, Inc.......................................   7,227      130,809
#*  Asure Software, Inc..................................  32,798      462,124
*   Aviat Networks, Inc..................................   4,294       65,484
#*  Avid Technology, Inc.................................  99,383      557,539
    AVX Corp............................................. 101,829    2,116,007
*   Aware, Inc...........................................  34,012      127,545
*   Axcelis Technologies, Inc............................  81,463    1,792,186
#*  AXT, Inc............................................. 136,839    1,033,134
#   Badger Meter, Inc....................................  63,572    3,315,280
    Bel Fuse, Inc., Class A..............................   2,683       52,587
    Bel Fuse, Inc., Class B..............................  17,611      396,247

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
INFORMATION TECHNOLOGY -- (Continued)
#   Belden, Inc..........................................  65,597 $4,247,406
    Benchmark Electronics, Inc...........................  66,556  1,610,655
    BK Technologies, Inc.................................  29,676    105,350
#   Black Box Corp.......................................  20,663     28,308
#   Blackbaud, Inc.......................................  52,217  5,211,779
#*  Bottomline Technologies de, Inc......................  37,887  2,042,109
*   Brightcove, Inc......................................   5,662     48,410
    Brooks Automation, Inc...............................  96,735  2,958,156
*   BSQUARE Corp.........................................  24,386     56,088
    Cabot Microelectronics Corp..........................  36,239  4,364,988
*   CACI International, Inc., Class A....................  47,362  8,297,822
#*  CalAmp Corp.......................................... 122,505  2,788,214
*   Calix, Inc........................................... 155,820  1,098,531
#*  Carbonite, Inc.......................................  96,277  3,302,301
*   Cardtronics P.L.C., Class A..........................  42,507  1,076,277
#*  Cars.com, Inc........................................  90,920  2,579,400
    Cass Information Systems, Inc........................  32,646  2,198,708
    CCUR Holdings, Inc...................................  10,672     54,747
*   CEVA, Inc............................................  37,919  1,141,362
#*  Ciena Corp........................................... 107,766  2,737,256
*   Cirrus Logic, Inc.................................... 125,945  5,448,381
#*  Clearfield, Inc......................................  33,636    435,586
#*  Coherent, Inc........................................  17,867  2,824,058
#   Cohu, Inc............................................  81,428  2,050,357
    Communications Systems, Inc..........................  11,195     40,414
*   Computer Task Group, Inc.............................  48,619    292,686
    Comtech Telecommunications Corp......................  61,465  2,065,224
*   Conduent, Inc........................................ 348,720  6,263,011
#*  Control4 Corp........................................  90,949  2,312,833
#   Convergys Corp....................................... 170,395  4,191,717
*   CoreLogic, Inc.......................................  91,247  4,443,729
*   Cray, Inc............................................ 100,411  2,505,254
#*  Cree, Inc............................................ 164,924  7,776,167
    CSG Systems International, Inc.......................  71,089  2,891,190
    CSP, Inc.............................................   2,788     30,110
    CTS Corp.............................................  72,034  2,513,987
#*  CyberOptics Corp.....................................  22,829    428,044
    Daktronics, Inc...................................... 151,973  1,305,448
*   Data I/O Corp........................................  27,785    140,870
*   Datawatch Corp.......................................   2,100     25,725
#   Diebold Nixdorf, Inc.................................  58,486    663,816
*   Digi International, Inc..............................  52,484    708,534
*   Diodes, Inc..........................................  77,976  2,897,588
*   DSP Group, Inc.......................................  73,061    913,262
#*  Eastman Kodak Co.....................................  10,170     32,036
#   Ebix, Inc............................................  42,888  3,403,163
*   Edgewater Technology, Inc............................  12,344     63,201
*   eGain Corp...........................................   4,800     62,400
#*  Electro Scientific Industries, Inc................... 105,504  1,902,237
#*  Electronics For Imaging, Inc.........................  66,927  2,283,549
#*  Ellie Mae, Inc.......................................  22,063  2,189,091
#*  EMCORE Corp..........................................  32,553    164,393
#*  Endurance International Group Holdings, Inc..........  63,640    521,848
    Entegris, Inc........................................ 204,204  7,177,771
#*  Envestnet, Inc.......................................  12,842    752,541
*   EPAM Systems, Inc....................................  27,928  3,636,505
*   ePlus, Inc...........................................  39,060  3,853,269
*   Euronet Worldwide, Inc...............................  49,036  4,508,370
*   Everi Holdings, Inc..................................  16,971    124,737

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
INFORMATION TECHNOLOGY -- (Continued)
    EVERTEC, Inc.........................................  31,477 $  733,414
*   Evolving Systems, Inc................................   1,888      4,909
*   ExlService Holdings, Inc.............................  38,784  2,313,078
*   Extreme Networks, Inc................................   6,778     57,613
#*  Fabrinet.............................................  58,369  2,283,395
*   Fair Isaac Corp......................................  47,990  9,668,065
*   FARO Technologies, Inc...............................  44,491  2,896,364
#*  Finisar Corp......................................... 187,197  3,154,269
*   Finjan Holdings, Inc.................................  28,831    115,324
*   FormFactor, Inc...................................... 129,473  1,676,675
*   Frequency Electronics, Inc...........................  19,976    165,801
    GlobalSCAPE, Inc.....................................  12,700     46,609
*   Glu Mobile, Inc......................................  24,461    130,377
*   GrubHub, Inc.........................................  29,954  3,651,093
*   GSE Systems, Inc.....................................  17,551     51,775
*   GSI Technology, Inc..................................  51,010    349,418
#*  GTT Communications, Inc..............................  83,621  3,716,953
    Hackett Group, Inc. (The)............................ 101,230  1,825,177
#*  Harmonic, Inc........................................ 154,660    711,436
#*  Ichor Holdings, Ltd..................................  87,391  1,835,211
*   ID Systems, Inc......................................  16,326    111,017
*   IEC Electronics Corp.................................   9,604     49,749
#*  II-VI, Inc...........................................  74,684  2,927,613
#*  Image Sensing Systems, Inc...........................     700      2,940
*   Immersion Corp.......................................  42,107    591,182
*   Infinera Corp........................................ 131,807  1,096,634
*   Information Services Group, Inc......................   6,313     25,883
*   Innodata, Inc........................................  17,751     20,591
*   Insight Enterprises, Inc.............................  60,629  3,047,820
#*  Integrated Device Technology, Inc.................... 134,300  4,623,949
    InterDigital, Inc....................................  49,707  4,098,342
#*  Internap Corp........................................  49,484    488,902
*   inTEST Corp..........................................  19,005    137,786
*   Intevac, Inc.........................................  67,261    316,127
#*  Iteris, Inc..........................................  23,716    116,446
*   Itron, Inc...........................................  48,320  2,957,184
#   j2 Global, Inc.......................................  42,640  3,617,578
*   KEMET Corp........................................... 163,605  4,252,094
*   Key Tronic Corp......................................  24,700    199,576
*   Kimball Electronics, Inc.............................  55,402  1,127,431
#*  Knowles Corp......................................... 137,004  2,378,389
#*  Kopin Corp........................................... 125,816    384,997
    Kulicke & Soffa Industries, Inc...................... 117,342  3,093,135
*   KVH Industries, Inc..................................  41,036    508,846
*   Lattice Semiconductor Corp........................... 271,513  2,087,935
*   Leaf Group, Ltd......................................  53,014    620,264
#*  LightPath Technologies, Inc., Class A................  17,278     41,122
*   Limelight Networks, Inc.............................. 238,746  1,064,807
*   Liquidity Services, Inc..............................  40,224    283,579
#   Littelfuse, Inc......................................  22,098  4,791,288
#*  Lumentum Holdings, Inc...............................  25,923  1,354,477
*   Luna Innovations, Inc................................   6,237     21,143
*   Luxoft Holding, Inc..................................     361     13,718
#*  MACOM Technology Solutions Holdings, Inc.............   4,130     86,028
#*  MagnaChip Semiconductor Corp.........................  13,480    156,368
#*  Manhattan Associates, Inc............................ 116,009  5,582,353
    ManTech International Corp., Class A.................  39,176  2,344,684
    Marchex, Inc., Class B...............................  61,533    187,676
#*  Marin Software, Inc..................................     857      4,756

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CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
INFORMATION TECHNOLOGY -- (Continued)
    Marvell Technology Group, Ltd........................  32,302 $  688,356
    MAXIMUS, Inc.........................................   8,797    570,134
#*  MaxLinear, Inc.......................................  29,847    516,652
#*  Maxwell Technologies, Inc............................   2,111      9,689
#*  Meet Group, Inc.(The)................................ 235,092    954,474
#   Mesa Laboratories, Inc...............................  10,257  2,074,273
    Methode Electronics, Inc.............................  93,235  3,659,474
*   MicroStrategy, Inc., Class A.........................   7,319    952,568
#*  Mitek Systems, Inc...................................  21,243    179,503
    MKS Instruments, Inc.................................  66,494  6,270,384
*   MoneyGram International, Inc.........................  94,768    619,783
#   Monolithic Power Systems, Inc........................  65,929  8,747,460
    Monotype Imaging Holdings, Inc.......................  71,866  1,484,033
#   MTS Systems Corp.....................................  21,555  1,175,286
*   Nanometrics, Inc.....................................  77,128  2,904,640
*   Napco Security Technologies, Inc.....................  45,595    720,401
#*  NCR Corp.............................................  34,313    958,019
#*  NeoPhotonics Corp....................................   6,785     43,220
*   NETGEAR, Inc.........................................  60,312  3,971,545
#*  NetScout Systems, Inc................................ 138,900  3,722,520
    Network-1 Technologies, Inc..........................   8,465     23,702
#   NIC, Inc.............................................  48,076    788,446
*   Novanta, Inc.........................................  68,099  4,245,973
    NVE Corp.............................................   8,061    861,076
#*  OneSpan, Inc.........................................  55,358    902,335
*   Optical Cable Corp...................................  13,961     53,052
*   OSI Systems, Inc.....................................  30,939  2,467,695
#*  PAR Technology Corp..................................  21,981    410,605
    Park Electrochemical Corp............................  55,661  1,230,665
#*  Paycom Software, Inc.................................  41,768  4,437,850
    PC Connection, Inc...................................  64,457  2,181,869
#*  PCM, Inc.............................................  29,837    659,398
    PC-Tel, Inc..........................................  28,281    175,059
#*  PDF Solutions, Inc...................................  62,260    653,730
#   Pegasystems, Inc.....................................  83,739  4,655,888
*   Perceptron, Inc......................................  26,329    267,503
*   Perficient, Inc......................................  90,312  2,377,012
*   PFSweb, Inc..........................................   5,310     51,082
*   Photronics, Inc...................................... 175,895  1,583,055
*   Pixelworks, Inc......................................  16,710     54,475
    Plantronics, Inc.....................................  46,900  3,220,154
*   Plexus Corp..........................................  61,467  3,652,369
#   Power Integrations, Inc..............................  32,553  2,327,539
*   PRGX Global, Inc.....................................  12,605    114,075
    Progress Software Corp...............................  87,734  3,227,734
    QAD, Inc., Class A...................................  21,727  1,082,005
    QAD, Inc., Class B...................................   4,173    162,747
*   QuinStreet, Inc...................................... 125,262  1,660,974
*   Rambus, Inc.......................................... 114,463  1,414,763
*   RealNetworks, Inc....................................  71,265    255,841
    RF Industries, Ltd...................................   2,704     26,905
*   Ribbon Communications, Inc........................... 126,922    861,166
    Richardson Electronics, Ltd..........................  20,077    183,905
*   Rogers Corp..........................................  28,758  3,352,320
*   Rosetta Stone, Inc...................................  35,068    515,500
*   Rubicon Project, Inc. (The)..........................  36,254    104,412
*   Rudolph Technologies, Inc............................ 106,651  3,050,219
*   Sanmina Corp......................................... 148,533  4,322,310
    Sapiens International Corp. NV.......................   1,000     10,320

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
INFORMATION TECHNOLOGY -- (Continued)
*   ScanSource, Inc......................................    41,545 $  1,713,731
    Science Applications International Corp..............    61,971    5,228,493
*   Seachange International, Inc.........................   101,901      311,817
*   Semtech Corp.........................................    80,651    3,826,890
*   ServiceSource International, Inc.....................    18,931       66,259
*   Shutterstock, Inc....................................    14,435      665,020
*   Sigma Designs, Inc...................................    88,140      533,247
*   Silicon Laboratories, Inc............................    58,169    5,540,597
#*  SolarEdge Technologies, Inc..........................       705       37,541
*   Stamps.com, Inc......................................    23,569    6,151,509
#*  StarTek, Inc.........................................    53,128      408,023
*   Steel Connect, Inc...................................    25,064       53,136
#*  Stratasys, Ltd.......................................       697       13,536
#*  Super Micro Computer, Inc............................    68,033    1,503,529
*   Sykes Enterprises, Inc...............................    84,905    2,518,282
#*  Synaptics, Inc.......................................    27,717    1,388,899
#*  Synchronoss Technologies, Inc........................     9,232       39,051
    SYNNEX Corp..........................................    51,712    4,988,657
*   Syntel, Inc..........................................    64,961    2,636,767
#*  Tech Data Corp.......................................    69,481    5,795,410
*   TechTarget, Inc......................................    32,453      922,314
#*  Telaria, Inc.........................................     9,846       36,726
*   Telenav, Inc.........................................    60,045      324,243
    TESSCO Technologies, Inc.............................    16,689      309,581
    TiVo Corp............................................    99,652    1,210,772
    TransAct Technologies, Inc...........................    24,072      265,996
    Travelport Worldwide, Ltd............................   198,711    3,755,638
#*  Travelzoo............................................    12,650      164,450
    TTEC Holdings, Inc...................................    66,645    2,142,637
#*  TTM Technologies, Inc................................   182,139    3,161,933
#*  Ubiquiti Networks, Inc...............................    62,337    5,147,789
#*  Ultra Clean Holdings, Inc............................    70,146      941,359
#*  Unisys Corp..........................................    10,922      140,348
*   Veeco Instruments, Inc...............................   158,024    2,315,052
*   VeriFone Systems, Inc................................    39,729      909,794
*   Verint Systems, Inc..................................    52,764    2,369,104
    Versum Materials, Inc................................    57,367    2,211,498
#*  ViaSat, Inc..........................................    29,600    2,082,064
*   Viavi Solutions, Inc.................................   108,328    1,096,279
*   Virtusa Corp.........................................    62,570    3,305,573
#   Vishay Intertechnology, Inc..........................   235,440    5,886,000
*   Vishay Precision Group, Inc..........................    25,220    1,006,278
    Wayside Technology Group, Inc........................    14,861      200,623
*   Web.com Group, Inc...................................    54,026    1,358,754
*   Westell Technologies, Inc., Class A..................     2,700        7,425
*   Xcerra Corp..........................................   109,548    1,559,964
*   XO Group, Inc........................................    95,386    2,687,977
#   Xperi Corp...........................................    79,398    1,321,977
*   Xplore Technologies Corp.............................     6,803       40,682
*   Zedge, Inc., Class B.................................    17,051       50,641
*   Zix Corp.............................................   180,613      964,473
*   Zynga, Inc., Class A................................. 1,611,163    6,106,308
                                                                    ------------
TOTAL INFORMATION TECHNOLOGY.............................            456,178,764
                                                                    ------------
MATERIALS -- (4.8%)
    A Schulman, Inc......................................    41,491    1,798,635
#   Advanced Emissions Solutions, Inc....................     2,840       32,234
*   AdvanSix, Inc........................................     9,181      371,555
*   AgroFresh Solutions, Inc.............................    11,047       78,544

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
MATERIALS -- (Continued)
#*  AK Steel Holding Corp................................ 322,306 $1,492,277
#*  Allegheny Technologies, Inc.......................... 129,989  3,613,694
    American Vanguard Corp...............................  63,567  1,379,404
*   Ampco-Pittsburgh Corp................................  16,475    173,811
    Balchem Corp.........................................  43,731  4,385,782
    Boise Cascade Co.....................................  63,041  2,726,523
    Cabot Corp...........................................  72,120  4,767,132
    Carpenter Technology Corp............................  90,362  4,949,127
#*  Century Aluminum Co.................................. 178,770  2,290,044
    Chase Corp...........................................  20,838  2,573,493
*   Clearwater Paper Corp................................  26,528    599,533
#*  Cleveland-Cliffs, Inc................................ 397,434  4,288,313
*   Coeur Mining, Inc.................................... 275,227  1,926,589
    Commercial Metals Co................................. 198,664  4,438,154
#   Compass Minerals International, Inc..................  52,075  3,533,289
    Core Molding Technologies, Inc.......................  24,525    329,861
    Domtar Corp..........................................  95,895  4,624,057
*   Ferro Corp...........................................  72,842  1,640,402
    Ferroglobe P.L.C.....................................   1,925     15,689
#*  Flotek Industries, Inc...............................  99,465    308,341
    Friedman Industries, Inc.............................   5,430     56,418
    FutureFuel Corp......................................  56,334    775,156
*   GCP Applied Technologies, Inc........................  65,112  1,898,015
    Gold Resource Corp...................................  20,044    131,288
    Greif, Inc., Class A.................................  32,450  1,766,902
    Greif, Inc., Class B.................................   2,156    124,725
    Hawkins, Inc.........................................  23,984    894,603
    Haynes International, Inc............................  38,922  1,652,628
#   HB Fuller Co.........................................  77,597  4,398,198
    Hecla Mining Co...................................... 645,765  2,066,448
*   Ingevity Corp........................................  56,174  5,598,863
    Innophos Holdings, Inc...............................  31,492  1,422,808
    Innospec, Inc........................................  44,918  3,636,112
#*  Intrepid Potash, Inc................................. 158,011    674,707
    Kaiser Aluminum Corp.................................  33,977  3,792,513
    KapStone Paper and Packaging Corp.................... 158,071  5,497,709
    KMG Chemicals, Inc...................................  41,066  2,948,539
*   Koppers Holdings, Inc................................  25,707    965,298
*   Kraton Corp..........................................  61,782  2,971,096
    Kronos Worldwide, Inc................................  38,822    882,812
    Louisiana-Pacific Corp............................... 206,881  5,569,236
#*  LSB Industries, Inc..................................   7,298     47,948
    Materion Corp........................................  41,809  2,621,424
    Mercer International, Inc............................  92,872  1,667,052
    Minerals Technologies, Inc...........................  44,730  3,381,588
    Myers Industries, Inc................................ 112,272  2,419,462
    Neenah, Inc..........................................  39,603  3,477,143
    Northern Technologies International Corp.............   8,693    329,465
    Olympic Steel, Inc...................................  19,182    424,114
*   OMNOVA Solutions, Inc................................ 152,305  1,424,052
    PH Glatfelter Co.....................................  71,213  1,165,757
#*  Platform Specialty Products Corp..................... 309,957  3,831,068
    PolyOne Corp......................................... 131,230  5,885,665
*   PQ Group Holdings, Inc...............................   6,592    118,788
    Quaker Chemical Corp.................................  33,824  6,005,113
#   Rayonier Advanced Materials, Inc..................... 124,686  2,249,335
*   Resolute Forest Products, Inc........................  42,606    432,451
    Royal Gold, Inc......................................     475     40,190
*   Ryerson Holding Corp.................................  97,911  1,130,872

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
MATERIALS -- (Continued)
#   Schnitzer Steel Industries, Inc., Class A............  73,482 $  2,421,232
    Schweitzer-Mauduit International, Inc................  51,595    2,140,676
    Sensient Technologies Corp...........................  73,966    5,130,282
    Silgan Holdings, Inc................................. 111,131    3,057,214
    Stepan Co............................................  32,163    2,816,835
*   SunCoke Energy, Inc..................................  98,035    1,118,579
    Synalloy Corp........................................  17,201      371,542
#*  TimkenSteel Corp..................................... 135,851    1,888,329
*   Trecora Resources....................................  28,060      420,900
    Tredegar Corp........................................  60,694    1,581,079
    Trinseo SA...........................................  74,711    5,580,912
#   Tronox, Ltd., Class A................................ 114,586    2,114,112
*   UFP Technologies, Inc................................   4,821      157,647
    United States Lime & Minerals, Inc...................  14,662    1,139,237
*   Universal Stainless & Alloy Products, Inc............  11,490      343,666
#*  US Concrete, Inc.....................................  19,220      970,610
*   Verso Corp., Class A.................................  46,709      974,817
    Worthington Industries, Inc..........................  98,879    4,629,515
                                                                  ------------
TOTAL MATERIALS..........................................          173,569,228
                                                                  ------------
REAL ESTATE -- (0.4%)
    Alexander & Baldwin, Inc.............................  73,459    1,759,343
*   Altisource Asset Management Corp.....................   1,693      110,976
#*  Altisource Portfolio Solutions SA....................   1,973       65,721
    CKX Lands, Inc.......................................     702        7,543
#   Consolidated-Tomoka Land Co..........................  15,038      985,139
*   CorePoint Lodging, Inc...............................  33,963      857,905
#*  Forestar Group, Inc..................................   6,305      143,124
*   FRP Holdings, Inc....................................  18,132    1,178,580
    Griffin Industrial Realty, Inc.......................   4,599      191,364
    HFF, Inc., Class A...................................  61,259    2,757,268
#   Kennedy-Wilson Holdings, Inc.........................  61,460    1,284,514
#*  Marcus & Millichap, Inc..............................  14,479      582,201
*   Maui Land & Pineapple Co., Inc.......................   9,755      124,376
*   Rafael Holdings, Inc., Class B.......................  27,551      250,714
    RE/MAX Holdings, Inc., Class A.......................   5,510      279,908
#   Realogy Holdings Corp................................ 110,490    2,416,416
    RMR Group, Inc. (The), Class A.......................  14,289    1,240,285
#*  St Joe Co. (The).....................................  16,540      291,931
*   Stratus Properties, Inc..............................  15,680      482,944
*   Tejon Ranch Co.......................................  58,504    1,368,994
                                                                  ------------
TOTAL REAL ESTATE........................................           16,379,246
                                                                  ------------
TELECOMMUNICATIONS SERVICES -- (0.8%)
#   ATN International, Inc...............................  26,846    1,714,922
*   Boingo Wireless, Inc................................. 114,455    2,645,055
#*  Cincinnati Bell, Inc.................................  82,259    1,098,158
#   Cogent Communications Holdings, Inc..................  90,169    4,684,279
#   Consolidated Communications Holdings, Inc............ 108,420    1,381,271
    IDT Corp., Class B...................................  77,451      406,618
*   Intelsat SA..........................................  34,330      669,435
#*  Iridium Communications, Inc.......................... 112,323    1,943,188
#*  ORBCOMM, Inc......................................... 170,019    1,625,382
*   pdvWireless, Inc.....................................     506       15,129
    Shenandoah Telecommunications Co..................... 103,180    3,404,940
    Spok Holdings, Inc...................................  50,965      738,992
    Telephone & Data Systems, Inc........................ 184,664    4,662,766
*   United States Cellular Corp..........................  21,246      730,013

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                           ------- --------------
TELECOMMUNICATIONS SERVICES -- (Continued)
*    Vonage Holdings Corp................................. 386,922 $    4,956,471
#    Windstream Holdings, Inc.............................     659          2,320
                                                                   --------------
TOTAL TELECOMMUNICATIONS SERVICES.........................             30,678,939
                                                                   --------------
UTILITIES -- (2.8%)
     ALLETE, Inc..........................................  64,992      5,038,830
#    American States Water Co.............................  64,605      3,884,053
     Artesian Resources Corp., Class A....................  28,411      1,048,082
     Atlantica Yield PLC..................................  23,806        489,213
     Avista Corp.......................................... 106,134      5,368,258
#    Black Hills Corp.....................................  75,388      4,521,018
#    California Water Service Group.......................  84,987      3,492,966
     Chesapeake Utilities Corp............................  33,157      2,780,214
     Connecticut Water Service, Inc.......................  35,278      2,272,609
     Consolidated Water Co., Ltd..........................  24,824        348,777
     El Paso Electric Co..................................  68,846      4,289,106
#    Genie Energy, Ltd., Class B..........................  39,773        206,820
     Hawaiian Electric Industries, Inc....................  33,010      1,160,962
#    IDACORP, Inc.........................................  38,631      3,640,585
     MGE Energy, Inc......................................  49,729      3,182,656
     Middlesex Water Co...................................  41,145      1,822,312
#    New Jersey Resources Corp............................ 145,601      6,734,046
     Northwest Natural Gas Co.............................  46,618      3,037,163
     NorthWestern Corp....................................  71,197      4,224,118
#    NRG Yield, Inc., Class A.............................  40,679        751,748
#    NRG Yield, Inc., Class C.............................  74,240      1,380,864
     ONE Gas, Inc.........................................  56,950      4,387,428
#    Ormat Technologies, Inc..............................  58,876      3,194,023
     Otter Tail Corp......................................  45,838      2,218,559
#    Pattern Energy Group, Inc., Class A..................  24,149        448,447
     PNM Resources, Inc................................... 135,652      5,337,906
     Portland General Electric Co.........................  64,504      2,925,901
     RGC Resources, Inc...................................  22,515        638,751
     SJW Corp.............................................  40,978      2,650,457
#    South Jersey Industries, Inc.........................  98,964      3,357,849
     Southwest Gas Holdings, Inc..........................  61,986      4,847,305
#    Spark Energy, Inc., Class A..........................  15,668        133,961
     Spire, Inc...........................................  73,831      5,286,300
     TerraForm Power, Inc., Class A.......................  33,045        338,050
     Unitil Corp..........................................  52,373      2,666,309
*    Vistra Energy Corp...................................  78,684      1,778,258
     York Water Co. (The).................................  33,833      1,048,823
                                                                   --------------
TOTAL UTILITIES...........................................            100,932,727
                                                                   --------------
TOTAL COMMON STOCKS.......................................          3,257,215,927
                                                                   --------------
RIGHTS/WARRANTS -- (0.0%)

CONSUMER DISCRETIONARY -- (0.0%)
*>>  Media General, Inc. Contingent Value Rights..........  64,715          6,472
                                                                   --------------
HEALTHCARE -- (0.0%)
*>>  Biocept, Inc. Rights 08/08/2018......................   3,100          4,061
                                                                   --------------
TOTAL RIGHTS/WARRANTS.....................................                 10,533
                                                                   --------------

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
PREFERRED STOCKS -- (0.0%)

CONSUMER DISCRETIONARY -- (0.0%)
      GCI Liberty, Inc...............................     17,883 $      444,750
                                                                 --------------
TOTAL INVESTMENT SECURITIES..........................             3,257,671,210
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government
        Money Market Fund, 1.830%....................  8,376,905      8,376,905
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (10.6%)
@(S)  DFA Short Term Investment Fund................. 33,349,966    385,892,456
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,102,257,762)^^............................            $3,651,940,571
                                                                 ==============

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  497,077,775           --   --    $  497,077,775
   Consumer Staples.........    132,136,386           --   --       132,136,386
   Energy...................    200,437,646           --   --       200,437,646
   Financials...............    679,335,266 $     55,577   --       679,390,843
   Healthcare...............    310,451,181           --   --       310,451,181
   Industrials..............    659,983,192           --   --       659,983,192
   Information Technology...    456,163,479       15,285   --       456,178,764
   Materials................    173,569,228           --   --       173,569,228
   Real Estate..............     16,379,246           --   --        16,379,246
   Telecommunications
     Services...............     30,678,939           --   --        30,678,939
   Utilities................    100,932,727           --   --       100,932,727
Preferred Stocks
   Consumer Discretionary...        444,750           --   --           444,750
Rights/Warrants
   Consumer Discretionary...             --        6,472   --             6,472
   Healthcare...............             --        4,061   --             4,061
Temporary Cash Investments..      8,376,905           --   --         8,376,905
Securities Lending
  Collateral................             --  385,892,456   --       385,892,456
                             -------------- ------------   --    --------------
TOTAL....................... $3,265,966,720 $385,973,851   --    $3,651,940,571
                             ============== ============   ==    ==============

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2018
                                  (UNAUDITED)

                                                          SHARES     VALUE+
                                                          ------- ------------
COMMON STOCKS -- (94.8%)

CONSUMER DISCRETIONARY -- (14.1%)
*   1-800-Flowers.com, Inc., Class A.....................  39,679 $    575,345
    A.H. Belo Corp., Class A.............................  17,110       75,284
    Aaron's, Inc......................................... 113,417    4,912,090
#   Abercrombie & Fitch Co., Class A..................... 117,537    2,784,452
#   Acushnet Holdings Corp...............................  21,790      526,664
#   Adient P.L.C.........................................  61,778    2,942,486
*   Adtalem Global Education, Inc........................  75,376    4,111,761
    Advance Auto Parts, Inc..............................  42,427    5,991,965
*   Amazon.com, Inc......................................  78,026  138,686,533
    AMC Entertainment Holdings, Inc., Class A............  25,069      408,625
#*  AMC Networks, Inc., Class A..........................  49,426    2,979,894
    AMCON Distributing Co................................     116        9,686
*   American Axle & Manufacturing Holdings, Inc.......... 142,750    2,386,780
    American Eagle Outfitters, Inc....................... 280,080    7,052,414
*   American Outdoor Brands Corp.........................  67,901      643,022
*   American Public Education, Inc.......................  17,720      781,452
#*  America's Car-Mart, Inc..............................  11,173      715,072
    Aptiv P.L.C..........................................  28,650    2,809,705
    Aramark.............................................. 156,554    6,295,036
    Ark Restaurants Corp.................................   2,015       45,338
*   Asbury Automotive Group, Inc.........................  32,529    2,286,789
#*  Ascena Retail Group, Inc............................. 234,894      864,410
#*  Ascent Capital Group, Inc., Class A..................   2,949        8,493
#*  At Home Group, Inc...................................  49,196    1,784,339
#   Autoliv, Inc.........................................  32,952    3,376,262
#*  AutoNation, Inc...................................... 112,042    5,437,398
*   AutoZone, Inc........................................   3,820    2,695,125
#*  AV Homes, Inc........................................  11,531      248,493
*   Ballantyne Strong, Inc...............................   7,721       41,693
*   Barnes & Noble Education, Inc........................  47,536      267,152
#   Barnes & Noble, Inc..................................  84,250      513,925
    Bassett Furniture Industries, Inc....................   6,115      152,875
    BBX Capital Corp.....................................   9,752       85,037
    Beasley Broadcast Group, Inc., Class A...............   4,143       26,722
*   Beazer Homes USA, Inc................................  39,267      503,010
#   Bed Bath & Beyond, Inc............................... 179,650    3,364,844
*   Belmond, Ltd., Class A............................... 131,872    1,483,560
    Best Buy Co., Inc.................................... 256,123   19,216,909
#   Big 5 Sporting Goods Corp............................  20,304      130,961
#   Big Lots, Inc........................................  86,532    3,758,085
*   Biglari Holdings, Inc., Class A......................      59       57,668
*   Biglari Holdings, Inc., Class B......................     596      112,900
    BJ's Restaurants, Inc................................  29,898    1,891,048
    Bloomin' Brands, Inc................................. 125,013    2,417,751
#*  Bojangles', Inc......................................  37,200      489,180
*   Booking Holdings, Inc................................   7,580   15,377,698
*   Boot Barn Holdings, Inc..............................  31,107      727,593
    BorgWarner, Inc......................................  79,076    3,639,078
#*  Boston Omaha Corp., Class A..........................     673       13,433
    Bowl America, Inc., Class A..........................   1,280       18,944
    Boyd Gaming Corp.....................................  22,632      845,305
*   Bridgepoint Education, Inc...........................  40,068      525,291
*   Bright Horizons Family Solutions, Inc................  33,989    3,636,483
#   Brinker International, Inc...........................  30,830    1,454,251

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
    Brunswick Corp.......................................    94,399 $ 6,069,856
#   Buckle, Inc. (The)...................................    14,000     336,700
*   Build-A-Bear Workshop, Inc...........................    18,084     146,480
*   Burlington Stores, Inc...............................    26,879   4,107,380
#   Cable One, Inc.......................................     4,983   3,606,994
#*  Caesars Entertainment Corp...........................    47,472     536,434
*   CafePress, Inc.......................................     1,005       1,216
    Caleres, Inc.........................................    56,018   1,876,043
    Callaway Golf Co.....................................   111,594   2,147,069
*   Cambium Learning Group, Inc..........................    39,240     465,386
    Canterbury Park Holding Corp.........................       200       3,010
    Capella Education Co.................................    17,816   1,852,864
*   Career Education Corp................................    95,931   1,765,130
#*  CarMax, Inc..........................................   129,242   9,651,793
    Carnival Corp........................................    88,723   5,255,951
#   Carriage Services, Inc...............................    20,519     512,770
*   Carrols Restaurant Group, Inc........................    55,542     805,359
    Carter's, Inc........................................    37,541   3,935,423
#*  Carvana Co...........................................     3,633     156,219
    Cato Corp. (The), Class A............................    29,612     737,339
*   Cavco Industries, Inc................................     7,251   1,540,475
#   CBS Corp., Class A...................................     3,886     211,787
    CBS Corp., Class B...................................   131,022   6,900,929
*   Century Casinos, Inc.................................     3,288      26,797
*   Century Communities, Inc.............................    35,383   1,079,181
*   Charter Communications, Inc., Class A................    80,042  24,379,192
#   Cheesecake Factory, Inc. (The).......................    67,561   3,785,443
    Chico's FAS, Inc.....................................   190,444   1,656,863
#   Children's Place, Inc. (The).........................    34,150   4,197,035
#*  Chipotle Mexican Grill, Inc..........................     7,581   3,287,576
    Choice Hotels International, Inc.....................    25,252   1,959,555
#   Churchill Downs, Inc.................................     3,697   1,057,157
*   Chuy's Holdings, Inc.................................    19,205     607,838
#   Cinemark Holdings, Inc...............................   147,265   5,289,759
    Citi Trends, Inc.....................................    15,913     452,088
*   Clarus Corp..........................................    29,499     265,491
    Clear Channel Outdoor Holdings, Inc., Class A........    27,964     124,440
#   Collectors Universe, Inc.............................     5,144      69,444
    Columbia Sportswear Co...............................    53,468   4,650,647
    Comcast Corp., Class A............................... 2,173,428  77,765,254
#*  Conn's, Inc..........................................    11,469     388,799
#   Cooper Tire & Rubber Co..............................    75,654   2,159,922
*   Cooper-Standard Holdings, Inc........................    25,840   3,483,232
    Core-Mark Holding Co., Inc...........................    44,534   1,076,832
#   Cracker Barrel Old Country Store, Inc................    22,541   3,302,144
*   Crocs, Inc...........................................    61,394   1,111,845
    CSS Industries, Inc..................................       200       3,190
    Culp, Inc............................................    17,140     425,072
#*  Daily Journal Corp...................................       200      46,956
    Dana, Inc............................................   225,562   4,815,749
    Darden Restaurants, Inc..............................    70,951   7,587,500
#*  Dave & Buster's Entertainment, Inc...................    58,752   2,887,661
#*  DavidsTea, Inc.......................................     1,300       3,445
*   Deckers Outdoor Corp.................................    32,868   3,708,496
*   Del Frisco's Restaurant Group, Inc...................    26,246     224,403
*   Del Taco Restaurants, Inc............................    42,325     547,685
    Delphi Technologies P.L.C............................    57,438   2,594,474
*   Delta Apparel, Inc...................................     6,871     113,646
*   Denny's Corp.........................................    65,165     948,151

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
#*  Destination XL Group, Inc............................    51,876 $   105,049
#   Dick's Sporting Goods, Inc...........................    93,701   3,198,952
#   Dillard's, Inc., Class A.............................    39,857   3,199,321
#   Dine Brands Global, Inc..............................    24,791   1,760,905
*   Discovery, Inc., Class C.............................   128,860   3,163,513
#*  Discovery, Inc., Class A.............................    93,472   2,484,486
*   Discovery, Inc., Class B.............................     1,077      34,491
*   DISH Network Corp., Class A..........................    27,800     877,368
*   Dixie Group, Inc. (The)..............................     7,544      15,088
    Dollar General Corp..................................   158,881  15,594,170
*   Dollar Tree, Inc.....................................   130,642  11,925,002
    Domino's Pizza, Inc..................................    19,800   5,200,668
#*  Dorman Products, Inc.................................    43,239   3,229,089
    DR Horton, Inc.......................................   193,224   8,443,889
#*  Drive Shack, Inc.....................................    40,469     250,908
    DSW, Inc., Class A...................................    95,031   2,607,651
*   Duluth Holdings, Inc., Class B.......................     5,670     130,523
#   Dunkin' Brands Group, Inc............................    49,286   3,431,784
#   Educational Development Corp.........................     1,000      19,950
*   El Pollo Loco Holdings, Inc..........................    18,622     216,015
#*  Eldorado Resorts, Inc................................    24,198   1,036,884
    Emerald Expositions Events, Inc......................    16,499     318,431
*   Emerson Radio Corp...................................    11,467      16,512
*   Emmis Communications Corp., Class A..................     2,473      11,994
#   Entercom Communications Corp., Class A...............   109,705     828,273
    Entravision Communications Corp., Class A............    82,840     401,774
    Escalade, Inc........................................    11,525     154,435
#   Ethan Allen Interiors, Inc...........................    35,248     793,080
*   EVINE Live, Inc......................................    18,299      25,985
#   EW Scripps Co. (The), Class A........................    64,132     840,129
#   Expedia Group, Inc...................................    41,034   5,491,991
#*  Express, Inc.........................................    88,112     848,519
    Extended Stay America, Inc...........................   239,986   5,109,302
#*  Famous Dave's of America, Inc........................     5,581      35,718
*   Fiesta Restaurant Group, Inc.........................    25,982     754,777
#*  Five Below, Inc......................................    37,623   3,655,451
    Flexsteel Industries, Inc............................     6,129     219,602
#*  Floor & Decor Holdings, Inc., Class A................    28,348   1,353,617
#*  Fluent, Inc..........................................     5,600      13,160
    Foot Locker, Inc.....................................    96,404   4,705,479
    Ford Motor Co........................................ 1,604,855  16,112,744
#*  Fossil Group, Inc....................................    40,119   1,051,118
#*  Fox Factory Holding Corp.............................    45,567   2,264,680
*   Francesca's Holdings Corp............................    42,867     348,937
*   Full House Resorts, Inc..............................     6,121      18,424
#*  Gaia, Inc............................................     6,465     117,663
#   GameStop Corp., Class A..............................   129,941   1,872,450
    Gaming Partners International Corp...................     3,430      28,229
#   Gannett Co., Inc.....................................   137,242   1,450,648
#   Gap, Inc. (The)......................................   254,525   7,679,019
#   Garmin, Ltd..........................................    60,621   3,785,781
*   GCI Liberty, Inc., Class A...........................    89,851   4,322,732
    General Motors Co....................................   614,834  23,308,357
#*  Genesco, Inc.........................................    23,930     973,951
    Gentex Corp..........................................   298,217   6,918,634
#*  Gentherm, Inc........................................    46,558   2,109,077
    Genuine Parts Co.....................................    83,779   8,152,534
*   G-III Apparel Group, Ltd.............................    62,427   2,852,914
#*  Global Eagle Entertainment, Inc......................     6,773      15,646

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
    Goodyear Tire & Rubber Co. (The)..................... 221,456 $ 5,361,450
    Graham Holdings Co., Class B.........................   4,575   2,557,425
#*  Grand Canyon Education, Inc..........................  60,151   7,009,396
*   Gray Television, Inc................................. 102,929   1,590,253
*   Gray Television, Inc., Class A.......................   2,300      32,890
*   Green Brick Partners, Inc............................   5,961      57,822
    Group 1 Automotive, Inc..............................  26,764   1,873,212
#*  Groupon, Inc......................................... 445,084   2,082,993
    Guess?, Inc..........................................  96,759   2,192,559
#   H&R Block, Inc....................................... 103,181   2,596,034
#*  Habit Restaurants, Inc. (The), Class A...............  14,676     186,385
    Hamilton Beach Brands Holding Co., Class A...........  14,688     373,075
#   Hanesbrands, Inc..................................... 232,390   5,173,001
#   Harley-Davidson, Inc................................. 138,183   5,926,669
*   Harte-Hanks, Inc.....................................   1,443      14,603
    Hasbro, Inc..........................................  22,167   2,208,055
    Haverty Furniture Cos., Inc..........................  21,314     422,017
    Haverty Furniture Cos., Inc., Class A................     717      14,519
*   Helen of Troy, Ltd...................................  27,618   3,163,642
#*  Hemisphere Media Group, Inc..........................   9,081     108,972
#*  Hibbett Sports, Inc..................................  21,288     488,560
*   Hilton Grand Vacations, Inc..........................  55,630   1,924,242
    Hilton Worldwide Holdings, Inc.......................  32,164   2,530,020
    Home Depot, Inc. (The)............................... 205,984  40,685,960
    Hooker Furniture Corp................................  13,297     599,030
#*  Horizon Global Corp..................................  26,445     183,793
*   Houghton Mifflin Harcourt Co......................... 129,967     825,290
#*  Hovnanian Enterprises, Inc., Class A.................  45,107      70,818
    Hyatt Hotels Corp., Class A..........................  26,905   2,104,778
#*  Iconix Brand Group, Inc..............................  57,373      29,834
    ILG, Inc............................................. 107,080   3,676,056
#*  IMAX Corp............................................  63,916   1,412,544
#*  Installed Building Products, Inc.....................  26,585   1,451,541
#   International Game Technology P.L.C..................  48,760   1,232,653
#   International Speedway Corp., Class A................  25,651   1,110,688
#   Interpublic Group of Cos., Inc. (The)................ 231,564   5,221,768
#*  iRobot Corp..........................................  20,886   1,655,215
*   J Alexander's Holdings, Inc..........................  10,076     107,813
*   J. Jill, Inc.........................................  12,340     101,065
    Jack in the Box, Inc.................................  30,910   2,603,858
#*  Jamba, Inc...........................................   8,857      97,781
#*  JC Penney Co., Inc...................................  49,663     121,674
    John Wiley & Sons, Inc., Class A.....................  52,065   3,287,905
    John Wiley & Sons, Inc., Class B.....................   2,517     157,816
    Johnson Outdoors, Inc., Class A......................  11,117     901,255
*   K12, Inc.............................................  47,453     776,331
    KB Home..............................................  49,212   1,168,785
*   Kirkland's, Inc......................................  20,234     230,263
    Kohl's Corp.......................................... 153,238  11,319,691
#*  Kona Grill, Inc......................................   6,378      14,829
    L Brands, Inc........................................  46,785   1,481,681
*   Lakeland Industries, Inc.............................   3,363      45,401
#*  Lands' End, Inc......................................   7,983     193,588
    Las Vegas Sands Corp.................................  44,267   3,182,797
*   Laureate Education, Inc., Class A....................   6,180      91,526
    La-Z-Boy, Inc........................................  62,286   1,899,723
#   LCI Industries.......................................  41,088   3,778,042
    Lear Corp............................................  56,080  10,101,690
#   Leggett & Platt, Inc.................................  82,032   3,574,134

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
    Lennar Corp., Class A................................ 185,087 $ 9,674,497
    Lennar Corp., Class B................................  18,850     814,320
    Libbey, Inc..........................................   7,930      75,969
*   Liberty Broadband Corp., Class C.....................  40,851   3,246,429
*   Liberty Broadband Corp...............................     145      11,002
*   Liberty Broadband Corp., Class A.....................  16,815   1,334,102
*   Liberty Expedia Holdings, Inc., Class A..............  42,936   2,068,227
*   Liberty Latin America, Ltd., Class C.................   3,594      69,580
#*  Liberty Media Corp.-Liberty Braves, Class C..........   9,661     248,964
#*  Liberty Media Corp.-Liberty Braves, Class A..........   4,772     122,640
*   Liberty Media Corp.-Liberty Braves, Class B..........      58       1,592
#*  Liberty Media Corp.-Liberty Formula One, Class C.....  24,153     851,393
#*  Liberty Media Corp.-Liberty Formula One, Class A.....  11,931     399,808
#*  Liberty Media Corp.-Liberty Formula One, Class B.....     145       4,945
*   Liberty Media Corp.-Liberty SiriusXM, Class C........  96,612   4,562,985
*   Liberty Media Corp.-Liberty SiriusXM, Class A........  47,725   2,249,756
*   Liberty Media Corp.-Liberty SiriusXM, Class B........     581      27,795
    Liberty Tax, Inc.....................................   5,864      60,399
*   Liberty TripAdvisor Holdings, Inc., Class A..........  92,314   1,537,028
*   Liberty TripAdvisor Holdings, Inc., Class B..........     110       1,922
    Lifetime Brands, Inc.................................  15,560     189,054
*   Lindblad Expeditions Holdings, Inc...................   4,692      62,122
#   Lions Gate Entertainment Corp., Class A..............  60,468   1,442,162
    Lions Gate Entertainment Corp., Class B..............  85,453   1,954,310
#   Lithia Motors, Inc., Class A.........................  33,589   2,991,100
#*  Live Nation Entertainment, Inc....................... 221,538  10,917,393
*   LKQ Corp............................................. 165,502   5,547,627
    Lowe's Cos., Inc..................................... 216,161  21,473,434
*   Luby's, Inc..........................................  24,827      60,826
*   Lululemon Athletica, Inc.............................  29,191   3,501,460
#*  Lumber Liquidators Holdings, Inc.....................   9,988     193,168
*   M/I Homes, Inc.......................................  25,779     666,645
    Macy's, Inc.......................................... 263,458  10,467,186
*   Madison Square Garden Co. (The), Class A.............  17,878   5,581,154
*   Malibu Boats, Inc., Class A..........................  29,863   1,122,550
    Marcus Corp. (The)...................................  12,065     465,106
    Marine Products Corp.................................  10,739     199,531
*   MarineMax, Inc.......................................  32,733     613,744
    Marriott International, Inc., Class A................  59,573   7,615,812
#   Marriott Vacations Worldwide Corp....................  29,938   3,565,915
#   Mattel, Inc.......................................... 131,296   2,083,668
*   MCBC Holdings, Inc...................................  25,660     640,474
#*  McClatchy Co. (The), Class A.........................   5,251      51,197
    McDonald's Corp...................................... 102,238  16,106,575
    MDC Holdings, Inc....................................  69,932   2,030,825
#   Meredith Corp........................................  56,690   3,013,073
*   Meritage Homes Corp..................................  41,802   1,803,756
    MGM Resorts International............................ 191,385   6,003,747
*   Michael Kors Holdings, Ltd........................... 131,641   8,784,404
#*  Michaels Cos., Inc. (The)............................  83,263   1,699,398
*   Modine Manufacturing Co..............................  61,497   1,073,123
*   Mohawk Industries, Inc...............................  36,066   6,793,392
*   Monarch Casino & Resort, Inc.........................   1,439      68,597
#   Monro, Inc...........................................  42,036   2,835,328
#*  Motorcar Parts of America, Inc.......................  21,461     463,558
    Movado Group, Inc....................................  11,955     595,359
#*  MSG Networks, Inc., Class A..........................  60,925   1,434,784
#*  Murphy USA, Inc......................................  55,555   4,402,178
    Nathan's Famous, Inc.................................   4,377     430,040

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
    National CineMedia, Inc..............................  64,745 $   534,794
*   Nautilus, Inc........................................  40,483     576,883
*   Netflix, Inc.........................................  22,400   7,558,880
*   New Home Co., Inc. (The).............................   5,158      47,557
    New Media Investment Group, Inc......................  37,245     670,038
#*  New York & Co., Inc..................................  82,882     406,122
#   New York Times Co. (The), Class A.................... 150,641   3,735,897
    Newell Brands, Inc................................... 126,626   3,316,335
    News Corp., Class A.................................. 195,112   2,940,338
    News Corp., Class B..................................  97,562   1,492,699
#   Nexstar Media Group, Inc., Class A...................  66,043   4,916,901
    NIKE, Inc., Class B.................................. 143,458  11,033,355
    Nobility Homes, Inc..................................   1,152      23,616
#   Nordstrom, Inc.......................................  82,018   4,298,563
*   Norwegian Cruise Line Holdings, Ltd..................  88,068   4,406,042
#   Nutrisystem, Inc.....................................  25,352   1,014,080
*   NVR, Inc.............................................   2,277   6,283,222
    Office Depot, Inc.................................... 684,524   1,718,155
#*  Ollie's Bargain Outlet Holdings, Inc.................  35,927   2,496,926
#   Omnicom Group, Inc...................................  44,767   3,081,313
*   O'Reilly Automotive, Inc.............................  30,530   9,342,180
#*  Overstock.com, Inc...................................  30,852   1,099,874
    Oxford Industries, Inc...............................  20,786   1,914,806
#   Papa John's International, Inc.......................  28,426   1,192,755
*   Papa Murphy's Holdings, Inc..........................   6,677      37,258
#*  Party City Holdco, Inc...............................  15,966     251,464
*   Penn National Gaming, Inc............................  37,631   1,206,074
#   Penske Automotive Group, Inc......................... 100,789   5,261,186
*   Perry Ellis International, Inc.......................   9,214     258,361
#   PetMed Express, Inc..................................  22,786     846,044
#   Pier 1 Imports, Inc..................................  96,630     208,721
*   Pinnacle Entertainment, Inc..........................  28,547     948,902
*   Planet Fitness, Inc., Class A........................  61,837   2,938,494
*   Playa Hotels & Resorts NV............................  11,957     124,233
#   Polaris Industries, Inc..............................  48,416   5,104,015
    Pool Corp............................................  26,696   4,091,162
*   Potbelly Corp........................................  22,742     282,001
#   PulteGroup, Inc...................................... 210,129   5,986,575
    PVH Corp.............................................  42,047   6,455,055
*   Qurate Retail Group, Inc. QVC Group, Class B.........     600      12,789
*   Qurate Retail, Inc................................... 288,244   6,136,715
    Ralph Lauren Corp....................................  20,878   2,818,112
    RCI Hospitality Holdings, Inc........................  12,873     417,471
*   Reading International, Inc., Class A.................  17,935     283,373
*   Red Lion Hotels Corp.................................  20,113     251,413
#*  Red Robin Gourmet Burgers, Inc.......................  16,572     783,856
    Red Rock Resorts, Inc., Class A......................  57,785   2,042,122
*   Regis Corp...........................................  73,148   1,277,164
#   Rent-A-Center, Inc...................................  38,161     566,309
    Rocky Brands, Inc....................................   6,987     180,614
#*  Roku, Inc............................................   2,084      94,655
    Ross Stores, Inc.....................................  72,236   6,315,593
    Royal Caribbean Cruises, Ltd.........................  94,154  10,616,805
    Ruth's Hospitality Group, Inc........................  74,826   2,166,213
    Saga Communications, Inc., Class A...................   1,505      56,964
    Salem Media Group, Inc...............................  10,305      51,010
#*  Sally Beauty Holdings, Inc...........................  94,629   1,560,432
    Scholastic Corp......................................  40,592   1,695,122
#*  Scientific Games Corp., Class A......................  41,282   1,983,600

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T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
#*  SeaWorld Entertainment, Inc..........................  77,635 $ 1,653,625
    Service Corp. International.......................... 146,578   5,767,844
*   ServiceMaster Global Holdings, Inc................... 100,425   5,723,221
*   Shake Shack, Inc., Class A...........................   1,393      86,826
*   Shiloh Industries, Inc...............................  21,461     177,053
#   Shoe Carnival, Inc...................................  17,356     544,458
#*  Shutterfly, Inc......................................  40,520   3,333,175
#   Signet Jewelers, Ltd.................................  83,857   4,841,903
#   Sinclair Broadcast Group, Inc., Class A.............. 105,206   2,714,315
#   Sirius XM Holdings, Inc.............................. 151,402   1,062,842
#   Six Flags Entertainment Corp.........................  41,784   2,713,871
*   Skechers U.S.A., Inc., Class A....................... 134,063   3,716,226
#   skyline Champion Corp................................   1,175      30,174
#*  Sleep Number Corp....................................  54,004   1,538,574
#   Sonic Automotive, Inc., Class A......................  38,777     789,112
#   Sonic Corp...........................................  33,893   1,191,339
#*  Sotheby's............................................  48,403   2,570,683
    Speedway Motorsports, Inc............................  42,472     749,631
#*  Sportsman's Warehouse Holdings, Inc..................  70,016     356,381
    Standard Motor Products, Inc.........................  28,748   1,401,178
    Starbucks Corp....................................... 169,910   8,901,585
#   Steven Madden, Ltd...................................  75,591   4,085,694
*   Stoneridge, Inc......................................  49,402   1,679,668
    Strategic Education, Inc.............................  16,501   1,944,478
    Strattec Security Corp...............................   3,827     126,291
#   Sturm Ruger & Co., Inc...............................  17,735     961,237
    Superior Group of Cos, Inc...........................  13,632     285,727
    Superior Industries International, Inc...............  22,424     411,480
*   Sypris Solutions, Inc................................   8,523      12,444
#   Tailored Brands, Inc.................................  35,252     710,680
*   Tandy Leather Factory, Inc...........................   9,590      74,802
    Tapestry, Inc........................................ 136,431   6,428,629
    Target Corp.......................................... 210,806  17,007,828
*   Taylor Morrison Home Corp., Class A.................. 140,037   2,734,923
#   TEGNA, Inc........................................... 271,455   2,994,149
#*  Tempur Sealy International, Inc......................  30,419   1,486,577
    Tenneco, Inc.........................................  64,491   2,973,035
#*  Tesla, Inc...........................................   7,091   2,114,111
#   Texas Roadhouse, Inc.................................  63,815   4,010,135
    Thor Industries, Inc.................................  74,988   7,112,612
    Tiffany & Co.........................................  61,664   8,482,500
    Tile Shop Holdings, Inc..............................  64,972     539,268
    Tilly's, Inc., Class A...............................   7,196     111,538
    TJX Cos., Inc. (The).................................  58,703   5,709,454
    Toll Brothers, Inc................................... 148,262   5,227,718
*   TopBuild Corp........................................  35,759   2,656,179
    Tower International, Inc.............................  30,396     981,791
*   Town Sports International Holdings, Inc..............  14,917     161,104
    Townsquare Media, Inc., Class A......................   5,446      35,290
    Tractor Supply Co....................................  57,126   4,458,113
*   Trans World Entertainment Corp.......................     900         847
*   TravelCenters of America LLC.........................  19,776      91,958
#*  TRI Pointe Group, Inc................................ 148,256   2,100,788
    Tribune Media Co., Class A...........................   9,112     308,441
#*  TripAdvisor, Inc.....................................  61,043   3,539,884
*   tronc, Inc...........................................  23,813     372,435
#*  Tuesday Morning Corp.................................  29,673      86,052
#   Tupperware Brands Corp...............................  28,981   1,063,893
    Twenty-First Century Fox, Inc., Class A.............. 210,181   9,458,145

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                          ------- --------------
CONSUMER DISCRETIONARY -- (Continued)
    Twenty-First Century Fox, Inc., Class B..............  80,250 $    3,564,705
#*  Ulta Salon Cosmetics & Fragrance, Inc................  19,777      4,833,301
#*  Under Armour, Inc., Class A..........................  81,537      1,628,294
#*  Under Armour, Inc., Class C.......................... 104,748      1,962,978
*   Unifi, Inc...........................................  16,874        509,089
#   Unique Fabricating, Inc..............................   1,260         10,458
*   Universal Electronics, Inc...........................  16,303        569,790
*   Universal Technical Institute, Inc...................   9,826         31,935
#*  Urban One, Inc.......................................     841          1,808
#*  Urban Outfitters, Inc................................ 152,293      6,761,809
*   US Auto Parts Network, Inc...........................  17,215         23,585
#   Vail Resorts, Inc....................................  29,350      8,126,134
#*  Veoneer, Inc.........................................  32,952      1,723,390
*   Vera Bradley, Inc....................................  50,138        666,334
    VF Corp..............................................  53,460      4,922,062
#   Viacom, Inc., Class A................................   8,633        296,975
    Viacom, Inc., Class B................................ 248,278      7,212,476
*   Vince Holding Corp...................................   1,616         28,619
*   Vista Outdoor, Inc...................................  69,737      1,132,529
#*  Visteon Corp.........................................  43,035      5,038,538
#*  Vitamin Shoppe, Inc..................................   7,800         65,130
*   VOXX International Corp..............................  14,866         78,047
    Walt Disney Co. (The)................................ 526,803     59,823,749
#*  Wayfair, Inc., Class A...............................  15,225      1,656,784
*   Weight Watchers International, Inc...................  28,271      2,531,103
#   Wendy's Co. (The).................................... 298,595      4,980,565
    Weyco Group, Inc.....................................   6,712        233,913
#   Whirlpool Corp.......................................  45,565      5,973,571
*   William Lyon Homes, Class A..........................  40,548        885,163
#   Williams-Sonoma, Inc................................. 131,683      7,702,139
#   Wingstop, Inc........................................  20,623      1,017,745
    Winmark Corp.........................................   2,732        402,150
    Winnebago Industries, Inc............................  39,121      1,560,928
    Wolverine World Wide, Inc............................  91,834      3,249,087
#   World Wrestling Entertainment, Inc., Class A.........  32,279      2,553,592
    Wyndham Destinations, Inc............................  48,100      2,218,372
    Wyndham Hotels & Resorts, Inc........................  51,200      2,969,600
    Wynn Resorts, Ltd....................................  16,518      2,754,872
    Yum! Brands, Inc.....................................  33,855      2,684,363
*   ZAGG, Inc............................................  31,708        472,449
#*  Zumiez, Inc..........................................  30,352        687,473
                                                                  --------------
TOTAL CONSUMER DISCRETIONARY.............................          1,429,832,615
                                                                  --------------
CONSUMER STAPLES -- (5.1%)
    Alico, Inc...........................................   7,482        239,424
*   Alliance One International, Inc......................   8,313        136,333
    Altria Group, Inc.................................... 363,926     21,355,178
    Andersons, Inc. (The)................................  34,092      1,201,743
    Archer-Daniels-Midland Co............................ 136,194      6,572,722
*   Avon Products, Inc................................... 302,581        481,104
#   B&G Foods, Inc.......................................  90,474      2,840,884
#*  Boston Beer Co., Inc. (The), Class A.................  12,135      3,336,518
*   Bridgford Foods Corp.................................   2,509         34,373
    Brown-Forman Corp., Class A..........................  13,786        734,380
#   Brown-Forman Corp., Class B..........................  47,462      2,525,928
    Bunge, Ltd...........................................  91,677      6,337,631
#   Calavo Growers, Inc..................................  17,713      1,638,453
*   Cal-Maine Foods, Inc.................................  41,968      1,888,560
#   Campbell Soup Co.....................................  50,190      2,052,771

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
CONSUMER STAPLES -- (Continued)
#   Casey's General Stores, Inc..........................  48,268 $ 5,279,554
*   CCA Industries, Inc..................................   3,031       8,335
#*  Central Garden & Pet Co..............................  15,617     674,186
*   Central Garden & Pet Co., Class A....................  47,273   1,896,593
#*  Chefs' Warehouse, Inc. (The).........................  28,528     768,830
#   Church & Dwight Co., Inc.............................  73,376   4,101,718
#   Clorox Co. (The).....................................  33,322   4,504,135
#   Coca-Cola Bottling Co. Consolidated..................  11,064   1,605,608
    Coca-Cola Co. (The).................................. 760,646  35,468,923
    Colgate-Palmolive Co.................................  76,902   5,153,203
    Conagra Brands, Inc.................................. 128,847   4,729,973
    Constellation Brands, Inc., Class A..................  78,551  16,513,777
    Constellation Brands, Inc., Class B..................   1,902     376,691
    Costco Wholesale Corp................................  66,087  14,453,888
#   Coty, Inc., Class A.................................. 336,191   4,508,321
*   Craft Brew Alliance, Inc.............................  20,621     408,296
*   Crimson Wine Group, Ltd..............................   9,858      91,679
*   Darling Ingredients, Inc............................. 160,581   3,226,072
    Dean Foods Co........................................ 126,042   1,237,732
#*  Edgewell Personal Care Co............................  68,459   3,687,202
    Energizer Holdings, Inc..............................  38,541   2,454,291
    Estee Lauder Cos., Inc. (The), Class A...............  21,335   2,878,945
*   Farmer Brothers Co...................................  19,168     552,997
#   Flowers Foods, Inc................................... 249,392   5,087,597
    Fresh Del Monte Produce, Inc.........................  51,675   1,875,802
    General Mills, Inc...................................  62,174   2,863,734
#*  Hain Celestial Group, Inc. (The).....................  76,799   2,184,164
#*  Herbalife Nutrition, Ltd............................. 109,386   5,647,599
    Hershey Co. (The)....................................   6,900     677,649
#   Hormel Foods Corp.................................... 160,066   5,757,574
#*  Hostess Brands, Inc.................................. 120,666   1,690,531
    Ingles Markets, Inc., Class A........................  16,579     493,225
    Ingredion, Inc.......................................  60,426   6,121,154
    Inter Parfums, Inc...................................  31,500   1,896,300
    J&J Snack Foods Corp.................................  19,581   2,838,462
#   JM Smucker Co. (The).................................  56,032   6,226,276
    John B. Sanfilippo & Son, Inc........................  10,470     804,829
#   Kellogg Co...........................................  21,066   1,496,318
    Keurig Dr Pepper, Inc................................  62,606   1,503,170
    Kimberly-Clark Corp..................................  36,348   4,138,583
#   Kraft Heinz Co. (The)................................ 116,586   7,024,306
    Kroger Co. (The)..................................... 260,632   7,558,328
    Lamb Weston Holdings, Inc............................  40,621   2,854,438
    Lancaster Colony Corp................................  19,955   2,894,074
*   Landec Corp..........................................  30,527     427,378
*   Lifeway Foods, Inc...................................   2,867      10,665
    Limoneira Co.........................................  10,697     291,600
    Mannatech, Inc.......................................     600      11,910
#   McCormick & Co., Inc.................................   1,509     176,976
#   McCormick & Co., Inc. Non-Voting.....................  23,521   2,764,658
    Medifast, Inc........................................  25,005   4,292,858
#   MGP Ingredients, Inc.................................  23,869   1,958,929
#   Molson Coors Brewing Co., Class A....................     266      17,822
    Molson Coors Brewing Co., Class B....................  92,518   6,198,706
    Mondelez International, Inc., Class A................ 336,287  14,588,130
*   Monster Beverage Corp................................  81,819   4,910,776
#*  National Beverage Corp...............................  23,726   2,503,330
*   Natural Alternatives International, Inc..............   5,470      55,521
*   Natural Grocers by Vitamin Cottage, Inc..............  21,524     285,623

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
CONSUMER STAPLES -- (Continued)
    Natural Health Trends Corp...........................   6,437 $    153,651
#*  Nature's Sunshine Products, Inc......................  10,679       84,364
    Nu Skin Enterprises, Inc., Class A...................  65,401    4,764,463
    Oil-Dri Corp. of America.............................   5,619      238,021
#*  Orchids Paper Products Co............................   8,669       43,605
    PepsiCo, Inc......................................... 203,738   23,429,870
*   Performance Food Group Co............................ 109,374    3,921,058
    Philip Morris International, Inc..................... 124,624   10,755,051
*   Pilgrim's Pride Corp.................................  89,398    1,593,072
    Pinnacle Foods, Inc..................................  97,326    6,464,393
#*  Post Holdings, Inc...................................  95,819    8,294,093
#   PriceSmart, Inc......................................  30,424    2,487,162
*   Primo Water Corp.....................................  48,126      844,611
    Procter & Gamble Co. (The)........................... 458,732   37,102,244
#*  Revlon, Inc., Class A................................  27,411      427,612
#*  Rite Aid Corp........................................ 574,065    1,153,871
    Rocky Mountain Chocolate Factory, Inc................   4,490       46,112
*   S&W Seed Co..........................................   5,318       16,486
#   Sanderson Farms, Inc.................................  32,818    3,309,039
    Seaboard Corp........................................     346    1,258,748
*   Seneca Foods Corp., Class A..........................   8,682      233,980
*   Seneca Foods Corp., Class B..........................     283        7,974
*   Smart & Final Stores, Inc............................  11,949       70,499
    SpartanNash Co.......................................  43,974    1,053,617
*   Spectrum Brands Holdings, Inc........................  74,849    6,539,557
#*  Sprouts Farmers Market, Inc.......................... 148,236    3,185,592
#*  SUPERVALU, Inc.......................................  59,353    1,918,289
    Sysco Corp...........................................  51,532    3,463,466
#   Tootsie Roll Industries, Inc.........................  30,540      913,146
#*  TreeHouse Foods, Inc.................................  71,619    3,401,186
    Turning Point Brands, Inc............................   2,599       86,963
    Tyson Foods, Inc., Class A........................... 140,474    8,098,326
*   United Natural Foods, Inc............................  71,922    2,315,888
    United-Guardian, Inc.................................   1,431       26,474
    Universal Corp.......................................  30,752    2,124,963
*   US Foods Holding Corp................................ 135,856    4,593,291
*   USANA Health Sciences, Inc...........................  33,692    4,455,767
#   Vector Group, Ltd....................................  92,316    1,703,230
    Village Super Market, Inc., Class A..................   8,926      240,377
    Walgreens Boots Alliance, Inc........................ 285,393   19,298,275
    Walmart, Inc......................................... 685,993   61,211,155
#   WD-40 Co.............................................  13,211    2,115,742
    Weis Markets, Inc....................................  23,868    1,220,371
                                                                  ------------
TOTAL CONSUMER STAPLES...................................          510,751,600
                                                                  ------------
ENERGY -- (6.1%)
*   Abraxas Petroleum Corp............................... 114,290      297,154
    Adams Resources & Energy, Inc........................   3,585      143,400
    Anadarko Petroleum Corp..............................  74,281    5,433,655
    Andeavor............................................. 154,065   23,118,994
#*  Antero Resources Corp................................ 213,352    4,382,250
#   Apache Corp.......................................... 113,192    5,206,832
*   Apergy Corp..........................................  37,703    1,545,823
#   Arch Coal, Inc., Class A.............................  34,907    2,952,783
    Archrock, Inc........................................ 111,340    1,519,791
*   Ardmore Shipping Corp................................   6,481       43,747
#*  Aspen Aerogels, Inc..................................  12,907       65,568
    Baker Hughes a GE Co.................................  61,723    2,134,381
*   Basic Energy Services, Inc...........................  33,386      376,594

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
ENERGY -- (Continued)
*   Bonanza Creek Energy, Inc............................    25,632 $   953,510
#   Bristow Group, Inc...................................    46,900     655,662
    Cabot Oil & Gas Corp.................................   111,368   2,617,148
#*  California Resources Corp............................     2,620      95,394
#*  Callon Petroleum Co..................................   290,934   3,130,450
*   CARBO Ceramics, Inc..................................     3,649      34,045
#*  Carrizo Oil & Gas, Inc...............................   104,480   2,944,246
#*  Centennial Resource Development, Inc., Class A.......   184,201   3,308,250
    Cheniere Energy Partners L.P. Holdings LLC...........    23,953     735,836
*   Cheniere Energy, Inc.................................    43,152   2,740,152
#*  Chesapeake Energy Corp...............................   176,799     834,491
    Chevron Corp.........................................   448,370  56,615,680
#   Cimarex Energy Co....................................    39,053   3,850,626
*   Clean Energy Fuels Corp..............................   184,991     527,224
*   Cloud Peak Energy, Inc...............................    94,946     247,809
*   CNX Resources Corp...................................   221,158   3,600,452
*   Concho Resources, Inc................................    80,735  11,775,200
    ConocoPhillips.......................................   287,785  20,769,443
*   CONSOL Energy, Inc...................................    27,644   1,150,820
*   Contango Oil & Gas Co................................    22,037     123,628
#*  Continental Resources, Inc...........................    56,190   3,588,855
#   Core Laboratories NV.................................    30,438   3,412,709
#   CVR Energy, Inc......................................    34,515   1,356,094
*   Dawson Geophysical Co................................    17,613     137,558
#   Delek US Holdings, Inc...............................   104,477   5,570,714
#*  Denbury Resources, Inc...............................   562,871   2,538,548
    Devon Energy Corp....................................    96,228   4,331,222
    DHT Holdings, Inc....................................    62,472     265,506
#*  Diamond Offshore Drilling, Inc.......................    52,555   1,009,056
#   Diamondback Energy, Inc..............................    43,524   5,742,992
#*  Dorian LPG, Ltd......................................    13,134     111,639
#*  Dril-Quip, Inc.......................................    48,062   2,477,596
*   Earthstone Energy, Inc., Class A.....................    13,961     135,980
*   Eclipse Resources Corp...............................    82,115     132,205
*   Energen Corp.........................................    56,890   4,220,100
    EnLink Midstream LLC.................................    91,687   1,462,408
#   Ensco P.L.C., Class A................................   560,278   4,162,866
    EOG Resources, Inc...................................   139,897  18,038,319
#*  EP Energy Corp., Class A.............................    21,571      46,378
    EQT Corp.............................................    63,943   3,176,688
*   Era Group, Inc.......................................    26,104     368,850
    Evolution Petroleum Corp.............................    23,828     256,151
*   Exterran Corp........................................    44,715   1,239,500
#*  Extraction Oil & Gas, Inc............................   100,017   1,512,257
    Exxon Mobil Corp..................................... 1,172,361  95,559,145
#*  Forum Energy Technologies, Inc.......................   136,820   1,799,183
#   Frank's International NV.............................    49,254     415,211
    GasLog, Ltd..........................................    44,156     744,029
#*  Geospace Technologies Corp...........................    10,570     148,720
*   Goodrich Petroleum Corp..............................     1,700      21,437
#   Green Plains, Inc....................................    53,674     890,988
    Gulf Island Fabrication, Inc.........................    11,124     100,672
#*  Gulfmark Offshore, Inc...............................       640      24,122
#*  Gulfport Energy Corp.................................   235,818   2,714,265
#*  Halcon Resources Corp................................   141,514     553,320
    Hallador Energy Co...................................     4,982      34,924
    Halliburton Co.......................................   116,826   4,955,759
*   Helix Energy Solutions Group, Inc....................   182,876   1,830,589
#   Helmerich & Payne, Inc...............................    52,812   3,240,016

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
ENERGY -- (Continued)
#   Hess Corp............................................  83,039 $ 5,449,850
*   HighPoint Resources Corp............................. 127,566     834,282
    HollyFrontier Corp................................... 120,702   9,001,955
*   Independence Contract Drilling, Inc..................  12,416      50,036
#*  International Seaways, Inc...........................  24,354     530,187
*   ION Geophysical Corp.................................  13,247     339,123
#*  Keane Group, Inc.....................................  48,749     687,848
*   Key Energy Services, Inc.............................   1,616      27,084
    Kinder Morgan, Inc................................... 439,482   7,813,990
#*  Kosmos Energy, Ltd................................... 412,227   3,124,681
#*  Laredo Petroleum, Inc................................ 301,195   2,807,137
#*  Lonestar Resources US, Inc., Class A.................  13,755     126,546
#*  Mammoth Energy Services, Inc.........................  12,757     474,816
    Marathon Oil Corp.................................... 319,840   6,755,021
    Marathon Petroleum Corp.............................. 173,050  13,987,631
#*  Matador Resources Co................................. 145,384   4,870,364
*   Matrix Service Co....................................  30,862     615,697
#*  McDermott International, Inc......................... 153,923   2,772,153
*   Mitcham Industries, Inc..............................  13,388      51,678
#   Murphy Oil Corp...................................... 203,607   6,771,969
    Nabors Industries, Ltd............................... 471,496   2,819,546
    NACCO Industries, Inc., Class A......................   7,344     242,352
#   National Oilwell Varco, Inc.......................... 168,466   8,190,817
*   Natural Gas Services Group, Inc......................  15,772     348,561
#*  NCS Multistage Holdings, Inc.........................     675      10,705
*   Newfield Exploration Co.............................. 271,788   7,805,751
*   Newpark Resources, Inc............................... 122,312   1,351,548
#*  Noble Corp. P.L.C.................................... 308,431   1,801,237
#   Noble Energy, Inc.................................... 138,427   4,995,830
#*  Northern Oil and Gas, Inc............................  69,090     257,015
#*  Nuverra Environmental Solutions, Inc.................   1,001      11,912
*   Oasis Petroleum, Inc................................. 345,443   4,221,313
    Occidental Petroleum Corp............................ 182,436  15,311,853
    Oceaneering International, Inc....................... 125,266   3,427,278
#*  Oil States International, Inc........................  76,335   2,664,091
    ONEOK, Inc...........................................  50,485   3,556,163
*   Overseas Shipholding Group, Inc., Class A............  31,941     114,988
*   Pacific Ethanol, Inc.................................  33,448      97,835
    Panhandle Oil and Gas, Inc., Class A.................  13,067     266,567
*   Par Pacific Holdings, Inc............................  51,571     903,008
#*  Parker Drilling Co...................................   7,318      33,660
*   Parsley Energy, Inc., Class A........................  98,644   3,100,381
    Patterson-UTI Energy, Inc............................ 215,477   3,706,204
    PBF Energy, Inc., Class A............................ 132,408   6,183,454
*   PDC Energy, Inc......................................  52,844   3,328,115
    Peabody Energy Corp.................................. 120,189   5,106,831
#*  Penn Virginia Corp...................................  14,681   1,240,838
*   PHI, Inc.............................................     212       1,887
*   PHI, Inc. Non-Voting.................................  10,045      83,474
    Phillips 66.......................................... 125,687  15,502,235
*   Pioneer Energy Services Corp.........................  89,700     296,010
    Pioneer Natural Resources Co.........................  31,537   5,969,008
*   PrimeEnergy Corp.....................................     192      14,400
#*  Profire Energy, Inc..................................   3,250      11,310
#*  ProPetro Holding Corp................................ 104,813   1,723,126
*   QEP Resources, Inc................................... 305,821   3,177,480
    Range Resources Corp................................. 164,357   2,536,028
#*  Renewable Energy Group, Inc..........................  59,963   1,022,369
#*  REX American Resources Corp..........................   6,572     506,044

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
ENERGY -- (Continued)
*   RigNet, Inc..........................................  11,561 $    142,200
#*  Ring Energy, Inc.....................................  72,589      897,200
*   Rowan Cos. P.L.C., Class A........................... 161,645    2,340,620
#   RPC, Inc............................................. 135,339    2,003,017
*   SandRidge Energy, Inc................................   8,972      146,423
    Schlumberger, Ltd.................................... 265,080   17,898,202
#   Scorpio Tankers, Inc................................. 405,211      871,204
*   SEACOR Holdings, Inc.................................  22,509    1,187,800
#*  SEACOR Marine Holdings, Inc..........................  26,305      665,516
#*  Select Energy Services, Inc., Class A................  44,346      677,607
#   SemGroup Corp., Class A.............................. 101,917    2,563,213
#   Ship Finance International, Ltd......................  61,429      893,792
*   SilverBow Resources, Inc.............................   1,312       39,977
#   SM Energy Co......................................... 142,832    3,929,308
#*  Smart Sand, Inc......................................   7,531       43,680
#*  Southwestern Energy Co............................... 465,220    2,391,231
#*  SRC Energy, Inc...................................... 301,696    3,415,199
*   Superior Energy Services, Inc........................ 191,845    1,887,755
*   Talos Energy, Inc....................................  15,625      580,312
#   Targa Resources Corp.................................  73,240    3,740,367
    TechnipFMC P.L.C.....................................  93,381    3,039,552
*   TETRA Technologies, Inc.............................. 156,868      676,101
#*  Transocean, Ltd...................................... 305,851    3,936,302
#*  Ultra Petroleum Corp................................. 111,269      196,946
*   Unit Corp............................................  66,176    1,647,782
#   US Silica Holdings, Inc.............................. 101,037    2,723,958
*   VAALCO Energy, Inc...................................   7,924       24,089
    Valero Energy Corp................................... 171,420   20,287,557
*   W&T Offshore, Inc.................................... 124,708      865,474
*   Whiting Petroleum Corp............................... 116,337    5,776,132
#*  WildHorse Resource Development Corp..................  60,347    1,323,410
    Williams Cos., Inc. (The)............................  90,885    2,703,829
    World Fuel Services Corp.............................  85,228    2,371,895
*   WPX Energy, Inc...................................... 310,747    5,832,721
                                                                  ------------
TOTAL ENERGY.............................................          619,011,252
                                                                  ------------
FINANCIALS -- (17.5%)
#   1st Constitution Bancorp.............................   6,663      148,252
    1st Source Corp......................................  29,026    1,641,711
#   Access National Corp.................................  11,999      333,332
    ACNB Corp............................................   4,568      156,682
    Affiliated Managers Group, Inc.......................  19,651    3,144,357
    Aflac, Inc........................................... 194,312    9,043,280
    Alleghany Corp.......................................   7,207    4,535,149
*   Allegiance Bancshares, Inc...........................     900       40,455
    Allstate Corp. (The)................................. 108,567   10,326,893
    Ally Financial, Inc.................................. 343,635    9,195,673
    A-Mark Precious Metals, Inc..........................   7,393       98,697
*   Ambac Financial Group, Inc...........................  25,869      528,245
    American Equity Investment Life Holding Co........... 113,034    4,038,705
    American Express Co.................................. 272,571   27,126,266
    American Financial Group, Inc........................  68,232    7,689,064
    American International Group, Inc.................... 269,115   14,857,839
    American National Bankshares, Inc....................   8,832      355,930
    American National Insurance Co.......................  17,036    2,197,474
    American River Bankshares............................   2,071       32,411
    Ameriprise Financial, Inc............................  87,443   12,737,822
    Ameris Bancorp.......................................  39,624    1,846,478
    AMERISAFE, Inc.......................................  26,204    1,645,611

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
    AmeriServ Financial, Inc.............................     3,367 $    14,646
    Ames National Corp...................................     6,449     202,821
#   AmTrust Financial Services, Inc......................   187,887   2,720,604
    Aon P.L.C............................................    39,459   5,664,339
*   Arch Capital Group, Ltd..............................   172,299   5,265,457
    Ares Management L.P..................................     6,120     130,662
    Argo Group International Holdings, Ltd...............    41,601   2,602,143
    Arrow Financial Corp.................................    14,733     570,167
    Arthur J Gallagher & Co..............................    56,579   4,036,912
    Artisan Partners Asset Management, Inc., Class A.....    50,788   1,749,647
    Aspen Insurance Holdings, Ltd........................    76,200   3,082,290
    Associated Banc-Corp.................................   148,534   4,010,418
#   Associated Capital Group, Inc., Class A..............       772      28,757
    Assurant, Inc........................................    58,469   6,449,131
    Assured Guaranty, Ltd................................   137,651   5,357,377
    Asta Funding, Inc....................................       736       2,282
*   Athene Holding, Ltd., Class A........................     2,474     113,482
*   Atlantic Capital Bancshares, Inc.....................    16,392     292,597
#*  Atlanticus Holdings Corp.............................    11,295      25,979
*   Atlas Financial Holdings, Inc........................     6,123      51,739
#   Auburn National Bancorporation, Inc..................     1,274      61,776
    Axis Capital Holdings, Ltd...........................    75,408   4,265,076
#   Banc of California, Inc..............................    56,944   1,138,880
    BancFirst Corp.......................................    32,722   2,032,036
#   Bancorp of New Jersey, Inc...........................     1,995      34,114
*   Bancorp, Inc. (The)..................................    88,920     863,413
    BancorpSouth Bank....................................   116,483   3,832,291
    Bank of America Corp................................. 2,439,613  75,335,249
    Bank of Commerce Holdings............................    10,319     128,987
#   Bank of Hawaii Corp..................................    43,487   3,500,269
    Bank of Marin Bancorp................................     5,176     459,888
    Bank of New York Mellon Corp. (The)..................   267,890  14,324,078
    Bank of NT Butterfield & Son, Ltd. (The).............    70,010   3,462,695
    Bank of South Carolina Corp..........................       800      16,360
#   Bank OZK.............................................    89,116   3,644,844
    BankFinancial Corp...................................    23,262     389,406
    BankUnited, Inc......................................    97,515   3,789,433
    Bankwell Financial Group, Inc........................     1,828      59,410
    Banner Corp..........................................    42,080   2,649,778
    Bar Harbor Bankshares................................     8,161     236,424
    BB&T Corp............................................   202,445  10,286,230
    BCB Bancorp, Inc.....................................     5,668      84,453
    Beneficial Bancorp, Inc..............................    95,043   1,544,449
*   Berkshire Hathaway, Inc., Class B....................   371,183  73,445,980
    Berkshire Hills Bancorp, Inc.........................    56,667   2,300,680
    BGC Partners, Inc., Class A..........................   357,876   3,843,588
    BlackRock, Inc.......................................    30,468  15,318,092
*   Blucora, Inc.........................................    52,563   1,826,564
#   Blue Capital Reinsurance Holdings, Ltd...............     4,531      50,521
    Blue Hills Bancorp, Inc..............................     3,802      83,264
#*  BofI Holding, Inc....................................    79,845   3,115,552
    BOK Financial Corp...................................    38,902   3,786,332
    Boston Private Financial Holdings, Inc...............   117,108   1,686,355
    Bridge Bancorp, Inc..................................     8,637     309,205
*   Brighthouse Financial, Inc...........................    42,882   1,862,365
    BrightSphere Investment Group P.L.C..................   103,112   1,469,346
    Brookline Bancorp, Inc...............................   104,170   1,895,894
    Brown & Brown, Inc...................................   261,806   7,660,444
    Bryn Mawr Bank Corp..................................    25,731   1,256,959

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
*   BSB Bancorp, Inc.....................................     914 $    30,802
    C&F Financial Corp...................................   2,304     144,000
    Cadence BanCorp......................................  20,696     563,552
    Cambridge Bancorp....................................     464      41,737
    Camden National Corp.................................  18,719     862,946
*   Cannae Holdings, Inc.................................  90,690   1,655,092
    Capital City Bank Group, Inc.........................  13,291     321,908
    Capital One Financial Corp........................... 132,272  12,475,895
    Capitol Federal Financial, Inc....................... 186,164   2,433,163
#*  Capstar Financial Holdings, Inc......................   2,230      39,917
    Carolina Financial Corp..............................  16,806     701,650
    Cathay General Bancorp...............................  84,165   3,500,422
    Cboe Global Markets, Inc.............................  40,772   3,960,184
    CenterState Banks Corp............................... 106,294   2,949,658
    Central Pacific Financial Corp.......................  41,241   1,136,602
    Central Valley Community Bancorp.....................   3,024      64,986
    Century Bancorp, Inc., Class A.......................   4,519     349,545
    Charles Schwab Corp. (The)........................... 167,241   8,539,325
    Charter Financial Corp...............................   5,591     126,301
    Chemical Financial Corp..............................  64,073   3,639,346
    Chemung Financial Corp...............................   2,562     115,188
    Chubb, Ltd...........................................  95,408  13,330,406
    Cincinnati Financial Corp............................  73,427   5,553,284
    CIT Group, Inc.......................................  74,984   3,968,903
    Citigroup, Inc....................................... 630,926  45,357,270
    Citizens & Northern Corp.............................   7,485     202,694
    Citizens Community Bancorp, Inc......................   1,100      15,400
    Citizens Financial Group, Inc........................ 164,685   6,551,169
    Citizens Holding Co..................................     200       4,610
#*  Citizens, Inc........................................  28,479     225,269
#   City Holding Co......................................  18,482   1,487,431
    Civista Bancshares, Inc..............................     454      11,227
    CME Group, Inc.......................................  74,261  11,816,410
    CNA Financial Corp...................................  68,799   3,218,417
    CNB Financial Corp...................................  13,781     427,349
    CNO Financial Group, Inc............................. 150,916   3,071,141
#*  Coastway Bancorp, Inc................................     802      22,215
    CoBiz Financial, Inc.................................  43,345     949,255
    Codorus Valley Bancorp, Inc..........................   3,007      93,909
#   Cohen & Steers, Inc..................................  62,638   2,623,906
    Colony Bankcorp, Inc.................................   3,059      50,626
    Columbia Banking System, Inc.........................  93,096   3,810,419
    Comerica, Inc........................................  81,765   7,926,299
#   Commerce Bancshares, Inc............................. 101,352   6,770,314
    Commercial National Financial Corp...................     923      21,367
#   Community Bank System, Inc...........................  64,346   4,069,884
*   Community Bankers Trust Corp.........................  19,082     181,279
#   Community Financial Corp. (The)......................   3,752     130,457
*   Community First Bancshares, Inc......................     927      10,707
    Community Trust Bancorp, Inc.........................  22,705   1,108,572
    Community West Bancshares............................   4,200      50,610
    ConnectOne Bancorp, Inc..............................  40,336   1,000,333
*   Consumer Portfolio Services, Inc.....................  34,102     114,242
    County Bancorp, Inc..................................   4,577     121,016
#*  Cowen, Inc...........................................  22,872     359,090
    Crawford & Co., Class A..............................  32,830     278,398
    Crawford & Co., Class B..............................  20,524     174,864
#*  Credit Acceptance Corp...............................  21,046   8,073,246
    Cullen/Frost Bankers, Inc............................  57,621   6,366,544

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
*   Customers Bancorp, Inc...............................  39,125 $   996,514
#   CVB Financial Corp................................... 136,289   3,260,033
    Diamond Hill Investment Group, Inc...................   4,190     803,391
    Dime Community Bancshares, Inc.......................  60,448   1,039,706
    Discover Financial Services.......................... 151,360  10,808,618
    DNB Financial Corp...................................   3,405     114,748
    Donegal Group, Inc., Class A.........................  27,456     401,132
    Donegal Group, Inc., Class B.........................   1,947      24,922
*   Donnelley Financial Solutions, Inc...................  47,259     982,987
*   E*TRADE Financial Corp............................... 166,215   9,941,319
    Eagle Bancorp Montana, Inc...........................   4,900      93,345
*   Eagle Bancorp, Inc...................................  35,848   1,937,584
    East West Bancorp, Inc............................... 129,732   8,398,850
    Eaton Vance Corp.....................................  78,448   4,167,942
*   eHealth, Inc.........................................  17,643     418,845
    EMC Insurance Group, Inc.............................  16,920     452,948
#   Emclaire Financial Corp..............................     300      11,295
    Employers Holdings, Inc..............................  41,844   1,943,654
#*  Encore Capital Group, Inc............................  31,151   1,124,551
*   Enova International, Inc.............................  52,265   1,620,215
*   Enstar Group, Ltd....................................  12,513   2,705,311
*   Entegra Financial Corp...............................   4,888     142,485
    Enterprise Bancorp, Inc..............................   4,295     163,167
    Enterprise Financial Services Corp...................  28,030   1,576,687
*   Equity Bancshares, Inc., Class A.....................   5,789     234,454
    Erie Indemnity Co., Class A..........................  30,211   3,753,415
    ESSA Bancorp, Inc....................................   7,776     122,083
*   Essent Group, Ltd....................................  62,643   2,405,491
    Evans Bancorp, Inc...................................   3,395     159,056
    Evercore, Inc., Class A..............................  45,505   5,142,065
    Everest Re Group, Ltd................................  24,621   5,375,995
#*  EZCORP, Inc., Class A................................  78,947     903,943
#   FactSet Research Systems, Inc........................  16,172   3,256,394
    Farmers & Merchants Bancorp, Inc.....................   1,880      87,683
    Farmers Capital Bank Corp............................   5,157     290,339
    Farmers National Banc Corp...........................   5,190      82,910
    Fauquier Bankshares, Inc.............................     100       2,180
    FB Financial Corp....................................  23,667   1,007,268
    FBL Financial Group, Inc., Class A...................  21,123   1,725,749
*   FCB Financial Holdings, Inc., Class A................  51,489   2,625,939
    Federal Agricultural Mortgage Corp., Class A.........     635      54,077
    Federal Agricultural Mortgage Corp., Class C.........  11,172   1,053,408
    Federated Investors, Inc., Class B................... 159,517   3,860,311
    FedNat Holding Co....................................  13,480     314,084
#   Fidelity D&D Bancorp, Inc............................     320      20,144
    Fidelity National Financial, Inc..................... 140,300   5,682,150
    Fidelity Southern Corp...............................  38,410     919,151
    Fifth Third Bancorp.................................. 406,539  12,029,489
    Financial Institutions, Inc..........................  23,604     748,247
*   First Acceptance Corp................................  16,289      18,244
    First American Financial Corp........................ 118,781   6,651,736
    First Bancorp........................................  38,199   1,582,203
*   First BanCorp........................................ 278,337   2,287,930
    First Bancorp, Inc...................................   8,293     252,936
    First Bancshares, Inc. (The).........................   1,616      62,297
    First Bank...........................................   5,088      71,995
    First Busey Corp.....................................  60,129   1,907,292
    First Business Financial Services, Inc...............   6,193     147,146
    First Capital, Inc...................................     602      22,918

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
    First Citizens BancShares, Inc., Class A.............   9,362 $ 3,808,649
    First Commonwealth Financial Corp.................... 125,496   2,117,118
    First Community Bancshares, Inc......................  19,210     624,901
#   First Community Corp.................................   5,860     145,035
    First Connecticut Bancorp, Inc.......................   3,987     123,996
    First Defiance Financial Corp........................  20,412     656,450
    First Financial Bancorp.............................. 122,920   3,730,622
#   First Financial Bankshares, Inc......................  47,172   2,669,935
    First Financial Corp.................................   7,979     410,121
    First Financial Northwest, Inc.......................  13,447     237,474
*   First Foundation, Inc................................  11,758     184,836
    First Horizon National Corp.......................... 325,711   5,826,970
    First Internet Bancorp...............................   4,193     133,337
    First Interstate BancSystem, Inc., Class A...........  42,696   1,842,332
    First Merchants Corp.................................  63,034   2,975,205
    First Mid-Illinois Bancshares, Inc...................   1,386      55,870
    First Midwest Bancorp, Inc........................... 140,824   3,755,776
*   First Northwest Bancorp..............................   5,920      95,786
    First of Long Island Corp. (The).....................  10,731     233,936
#   First Republic Bank..................................  47,024   4,648,793
#   First Savings Financial Group, Inc...................   1,058      73,266
    First United Corp....................................   5,001      93,519
    FirstCash, Inc.......................................  62,082   5,041,058
*   Flagstar Bancorp, Inc................................  72,088   2,454,596
    Flushing Financial Corp..............................  40,449   1,014,461
#   FNB Corp............................................. 240,488   3,085,461
#*  Franklin Financial Network, Inc......................  11,150     436,522
    Franklin Resources, Inc.............................. 121,946   4,185,187
    FS Bancorp, Inc......................................     781      47,930
    Fulton Financial Corp................................ 221,409   3,841,446
#   GAIN Capital Holdings, Inc...........................  36,233     246,747
    GAMCO Investors, Inc., Class A.......................  10,364     253,814
*   Genworth Financial, Inc., Class A.................... 268,656   1,235,818
#   German American Bancorp, Inc.........................  24,750     906,840
#   Glacier Bancorp, Inc.................................  87,779   3,748,163
    Global Indemnity, Ltd................................  13,212     538,389
    Goldman Sachs Group, Inc. (The)......................  94,694  22,483,196
#*  Great Elm Capital Group, Inc.........................   8,182      26,592
    Great Southern Bancorp, Inc..........................  18,454   1,089,709
    Great Western Bancorp, Inc...........................  75,851   3,174,364
    Green Bancorp, Inc...................................  43,518   1,057,487
*   Green Dot Corp., Class A.............................  62,298   4,941,477
#   Greenhill & Co., Inc.................................  18,254     596,906
#*  Greenlight Capital Re, Ltd., Class A.................  43,000     627,800
    Guaranty Bancorp.....................................  27,093     814,145
    Guaranty Federal Bancshares, Inc.....................   1,200      29,880
*   Hallmark Financial Services, Inc.....................  19,071     201,390
#   Hamilton Lane, Inc., Class A.........................  19,882     973,622
    Hancock Whitney Corp.................................  89,304   4,487,526
    Hanmi Financial Corp.................................  41,663   1,043,658
    Hanover Insurance Group, Inc. (The)..................  41,123   5,157,647
*   HarborOne Bancorp, Inc...............................   1,656      30,388
    Harleysville Financial Corp..........................   1,326      32,893
    Hartford Financial Services Group, Inc. (The)........ 195,278  10,291,151
    Hawthorn Bancshares, Inc.............................   3,307      71,927
    HCI Group, Inc.......................................  13,757     588,662
    Heartland Financial USA, Inc.........................  39,283   2,307,876
#   Hennessy Advisors, Inc...............................   5,706      89,299
    Heritage Commerce Corp...............................  53,720     818,156

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
FINANCIALS -- (Continued)
#   Heritage Financial Corp..............................    43,518 $  1,525,306
#   Heritage Insurance Holdings, Inc.....................    10,266      176,267
    Hilltop Holdings, Inc................................   118,386    2,462,429
    Hingham Institution for Savings......................       667      147,454
*   HMN Financial, Inc...................................     1,012       20,999
    Home Bancorp, Inc....................................     5,083      231,734
#   Home BancShares, Inc.................................   150,350    3,486,616
*   HomeStreet, Inc......................................    42,098    1,246,101
*   HomeTrust Bancshares, Inc............................     6,636      193,108
    Hope Bancorp, Inc....................................   185,003    3,104,350
    HopFed Bancorp, Inc..................................     2,164       35,598
    Horace Mann Educators Corp...........................    36,283    1,585,567
    Horizon Bancorp, inc.................................    25,617      538,213
    Houlihan Lokey, Inc..................................    35,399    1,740,215
#*  Howard Bancorp, Inc..................................     5,856       94,282
    Huntington Bancshares, Inc...........................   626,897    9,679,290
    IBERIABANK Corp......................................    36,502    3,033,316
    IF Bancorp, Inc......................................       723       17,612
#*  Impac Mortgage Holdings, Inc.........................     1,461       12,886
    Independence Holding Co..............................     7,983      277,409
    Independent Bank Corp................................    35,501    3,138,288
    Independent Bank Corp................................    25,569      626,440
    Independent Bank Group, Inc..........................    35,654    2,392,383
    Interactive Brokers Group, Inc., Class A.............   108,160    6,474,458
    Intercontinental Exchange, Inc.......................   143,690   10,620,128
    International Bancshares Corp........................    84,765    3,767,804
*   INTL. FCStone, Inc...................................    21,939    1,175,711
    Invesco, Ltd.........................................   209,693    5,659,614
    Investar Holding Corp................................     2,847       76,300
    Investment Technology Group, Inc.....................    28,559      632,582
    Investors Bancorp, Inc...............................   272,898    3,416,683
    Investors Title Co...................................       678      129,769
    James River Group Holdings, Ltd......................    36,329    1,503,657
#   Janus Henderson Group P.L.C..........................    93,254    3,035,418
    Jefferies Financial Group, Inc.......................   148,743    3,607,018
    JPMorgan Chase & Co.................................. 1,060,963  121,957,697
    Kearny Financial Corp................................   130,680    1,875,258
    Kemper Corp..........................................    73,444    5,860,831
    Kentucky First Federal Bancorp.......................     1,549       12,934
    KeyCorp..............................................   474,334    9,899,351
    Kingstone Cos., Inc..................................     5,834       95,386
    Kinsale Capital Group, Inc...........................       985       58,337
    Ladenburg Thalmann Financial Services, Inc...........    91,438      309,975
    Lake Shore Bancorp, Inc..............................       225        3,870
    Lakeland Bancorp, Inc................................    59,053    1,145,628
    Lakeland Financial Corp..............................    27,255    1,321,595
    Landmark Bancorp, Inc................................     2,346       66,439
    Lazard, Ltd., Class A................................   115,809    6,288,429
    LCNB Corp............................................     7,907      147,070
    LegacyTexas Financial Group, Inc.....................    58,891    2,581,193
    Legg Mason, Inc......................................    85,041    2,902,449
#*  LendingClub Corp.....................................   523,369    2,156,280
#*  LendingTree, Inc.....................................     7,499    1,790,761
*   Limestone Bancorp, Inc...............................       759       11,840
    Lincoln National Corp................................   105,037    7,153,020
#   Live Oak Bancshares, Inc.............................    23,513      668,945
    Loews Corp...........................................   141,970    7,209,237
#   LPL Financial Holdings, Inc..........................   144,676    9,590,572
    M&T Bank Corp........................................    42,957    7,446,596

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
    Macatawa Bank Corp...................................  27,200 $   333,744
    Mackinac Financial Corp..............................   3,056      50,424
    Maiden Holdings, Ltd................................. 124,714   1,085,012
*   Malvern Bancorp, Inc.................................   4,319     106,895
    Manning & Napier, Inc................................   9,498      28,969
*   Markel Corp..........................................   6,509   7,615,530
    MarketAxess Holdings, Inc............................  18,326   3,551,029
    Marlin Business Services Corp........................  17,363     534,780
    Marsh & McLennan Cos., Inc...........................  55,808   4,652,155
    MB Financial, Inc....................................  72,336   3,504,679
#*  MBIA, Inc............................................ 166,900   1,710,725
    MBT Financial Corp...................................  18,808     214,411
    Mercantile Bank Corp.................................  11,679     414,838
    Mercury General Corp.................................  70,022   3,601,231
    Meridian Bancorp, Inc................................  66,931   1,224,837
#   Meta Financial Group, Inc............................  13,088   1,170,722
    MetLife, Inc......................................... 212,186   9,705,388
*   MGIC Investment Corp................................. 111,894   1,396,437
#   Mid Penn Bancorp, Inc................................   2,232      73,210
    Middlefield Banc Corp................................   1,970      99,879
#   Midland States Bancorp, Inc..........................  10,372     349,329
    MidSouth Bancorp, Inc................................  11,216     158,706
    MidWestOne Financial Group, Inc......................   6,223     200,132
*   MMA Capital Management LLC...........................   3,888     103,421
    Moelis & Co., Class A................................  27,668   1,759,685
    Moody's Corp.........................................  27,726   4,744,473
    Morgan Stanley....................................... 358,555  18,128,541
    Morningstar, Inc.....................................  34,395   4,540,140
    MSB Financial Corp...................................   1,903      40,724
    MSCI, Inc............................................  67,973  11,296,433
    MutualFirst Financial, Inc...........................   9,030     346,752
#   MVB Financial Corp...................................   2,001      33,016
    Nasdaq, Inc..........................................  88,383   8,078,206
    National Bank Holdings Corp., Class A................  37,669   1,490,939
#   National Bankshares, Inc.............................   1,672      79,002
*   National Commerce Corp...............................   2,088      91,037
    National General Holdings Corp....................... 101,362   2,795,564
    National Western Life Group, Inc., Class A...........   2,274     736,776
    Navient Corp......................................... 379,605   5,014,582
    Navigators Group, Inc. (The).........................  41,112   2,481,109
    NBT Bancorp, Inc.....................................  58,704   2,362,249
    Nelnet, Inc., Class A................................  37,333   2,194,434
#   New York Community Bancorp, Inc...................... 221,419   2,384,683
>>  NewStar Financial, Inc...............................  42,768      21,053
*   NI Holdings, Inc.....................................   2,047      34,226
*   Nicholas Financial, Inc..............................     945       8,694
*   Nicolet Bankshares, Inc..............................     731      40,461
*   NMI Holdings, Inc., Class A..........................  81,693   1,707,384
#   Northeast Bancorp....................................   4,743     101,737
    Northeast Community Bancorp, Inc.....................   5,046      55,607
    Northern Trust Corp.................................. 101,409  11,075,891
    Northfield Bancorp, Inc..............................  66,163   1,102,276
    Northrim BanCorp, Inc................................   6,426     258,968
    Northwest Bancshares, Inc............................ 139,017   2,505,086
    Norwood Financial Corp...............................   1,515      56,964
#   Oak Valley Bancorp...................................   1,218      26,711
    OceanFirst Financial Corp............................  58,841   1,716,392
#   Oconee Federal Financial Corp........................     400      10,884
*   Ocwen Financial Corp.................................  17,052      67,867

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
    OFG Bancorp..........................................  60,052 $   999,866
#   Ohio Valley Banc Corp................................   1,078      52,714
    Old Line Bancshares, Inc.............................   4,299     147,370
    Old National Bancorp................................. 194,483   3,782,694
    Old Point Financial Corp.............................   2,663      77,200
    Old Republic International Corp...................... 236,951   5,049,426
    Old Second Bancorp, Inc..............................   9,603     148,846
*   On Deck Capital, Inc.................................  46,882     320,673
*   OneMain Holdings, Inc................................  52,671   1,751,311
    Oppenheimer Holdings, Inc., Class A..................  10,148     299,873
    Opus Bank............................................  36,274   1,026,554
    Oritani Financial Corp...............................  74,180   1,186,880
    Orrstown Financial Services, Inc.....................   7,555     198,696
*   Pacific Mercantile Bancorp...........................  17,616     172,637
#*  Pacific Premier Bancorp, Inc.........................  58,018   2,146,666
    PacWest Bancorp...................................... 105,429   5,294,644
#   Park National Corp...................................  15,339   1,679,927
    Parke Bancorp, Inc...................................   6,068     143,205
    PB Bancorp, Inc......................................   2,175      24,143
    Peapack Gladstone Financial Corp.....................  19,075     627,186
    Penns Woods Bancorp, Inc.............................   3,317     151,255
*   PennyMac Financial Services, Inc., Class A...........  35,889     687,274
#   Peoples Bancorp of North Carolina, Inc...............     138       4,332
    Peoples Bancorp, Inc.................................  18,711     677,712
    Peoples Financial Services Corp......................     759      34,990
    People's United Financial, Inc....................... 217,946   3,973,156
    People's Utah Bancorp................................   3,316     120,537
*   PHH Corp.............................................  73,219     795,891
#   Pinnacle Financial Partners, Inc.....................  51,552   3,222,000
    Piper Jaffray Cos....................................  19,045   1,473,131
#   PJT Partners, Inc., Class A..........................  19,725   1,187,642
    Plumas Bancorp.......................................   3,091      85,157
    PNC Financial Services Group, Inc. (The)............. 122,824  17,788,600
#   Poage Bankshares, Inc................................     201       5,216
    Popular, Inc.........................................  94,942   4,711,971
#*  PRA Group, Inc.......................................  57,333   2,247,454
#   Preferred Bank.......................................  15,476     963,226
    Premier Financial Bancorp, Inc.......................   8,196     155,806
    Primerica, Inc.......................................  58,393   6,703,516
    Principal Financial Group, Inc....................... 159,624   9,270,962
    ProAssurance Corp....................................  66,911   2,763,424
    Progressive Corp. (The).............................. 221,290  13,279,613
#   Prosperity Bancshares, Inc...........................  61,371   4,305,176
    Protective Insurance Corp., Class B..................   9,068     211,738
    Protective Insurance Corp., Class A..................     298       6,914
*   Provident Bancorp, Inc...............................   3,828     105,079
    Provident Financial Holdings, Inc....................   6,656     123,469
    Provident Financial Services, Inc....................  86,060   2,197,972
    Prudential Bancorp, Inc..............................   6,497     123,118
    Prudential Financial, Inc............................  94,116   9,497,246
    Pzena Investment Management, Inc., Class A...........   8,763      85,439
    QCR Holdings, Inc....................................   7,674     333,435
    Radian Group, Inc....................................  80,134   1,534,566
*   Randolph Bancorp, Inc................................   1,654      27,291
    Raymond James Financial, Inc.........................  70,406   6,448,486
*   Regional Management Corp.............................  17,091     566,908
    Regions Financial Corp............................... 562,877  10,475,141
    Reinsurance Group of America, Inc....................  36,993   5,234,509
    RenaissanceRe Holdings, Ltd..........................  40,944   5,398,466

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
    Renasant Corp........................................  63,262 $ 2,826,546
    Republic Bancorp, Inc., Class A......................  14,570     697,466
*   Republic First Bancorp, Inc..........................  10,344      81,718
    Riverview Bancorp, Inc...............................  17,979     163,609
#   RLI Corp.............................................  35,939   2,686,800
    S&P Global, Inc......................................  30,255   6,064,312
    S&T Bancorp, Inc.....................................  44,399   1,987,299
*   Safeguard Scientifics, Inc...........................  28,786     328,160
    Safety Insurance Group, Inc..........................  21,435   1,963,446
    Salisbury Bancorp, Inc...............................   1,410      61,899
    Sandy Spring Bancorp, Inc............................  42,918   1,678,523
    Santander Consumer USA Holdings, Inc................. 218,571   4,205,306
    SB Financial Group, Inc..............................   3,331      65,954
#   SB One Bancorp.......................................   6,201     177,659
#*  Seacoast Banking Corp. of Florida....................  32,942     965,530
    SEI Investments Co...................................  33,793   2,025,552
#*  Select Bancorp, Inc..................................  11,793     153,427
    Selective Insurance Group, Inc.......................  78,380   4,687,124
#   ServisFirst Bancshares, Inc..........................  44,606   1,884,603
    Severn Bancorp, Inc..................................   3,178      27,331
    Shore Bancshares, Inc................................   6,679     129,038
    SI Financial Group, Inc..............................   9,296     129,679
    Sierra Bancorp.......................................  14,891     439,880
*   Signature Bank.......................................  31,123   3,414,504
    Silvercrest Asset Management Group, Inc., Class A....   1,100      19,195
    Simmons First National Corp., Class A................ 116,809   3,480,908
*   SLM Corp............................................. 522,602   5,900,177
*   SmartFinancial, Inc..................................   1,058      27,191
    Sound Financial Bancorp, Inc.........................     243       9,611
    South State Corp.....................................  40,232   3,367,418
*   Southern First Bancshares, Inc.......................   5,421     238,253
    Southern Missouri Bancorp, Inc.......................   1,484      58,826
    Southern National Bancorp of Virginia, Inc...........   9,367     164,297
    Southside Bancshares, Inc............................  44,541   1,527,311
    State Auto Financial Corp............................  39,500   1,277,430
    State Bank Financial Corp............................  32,352   1,017,470
    State Street Corp....................................  97,787   8,635,570
    Sterling Bancorp..................................... 299,576   6,650,587
    Stewardship Financial Corp...........................   3,021      32,627
    Stewart Information Services Corp....................  34,612   1,572,769
    Stifel Financial Corp................................  53,898   2,971,397
    Stock Yards Bancorp, Inc.............................  25,424     969,926
    Summit Financial Group, Inc..........................     671      17,178
    Summit State Bank....................................   2,851      44,476
    SunTrust Banks, Inc.................................. 135,540   9,768,368
*   SVB Financial Group..................................  33,790  10,403,265
    Synchrony Financial.................................. 534,264  15,461,600
    Synovus Financial Corp............................... 126,132   6,233,443
    T Rowe Price Group, Inc.............................. 151,112  17,994,417
    TCF Financial Corp................................... 201,689   5,064,411
    TD Ameritrade Holding Corp........................... 187,878  10,737,228
    Territorial Bancorp, Inc.............................  11,411     348,035
#   Teton Advisors, Inc., Class A........................      29       1,465
*   Texas Capital Bancshares, Inc........................  60,964   5,535,531
#   TFS Financial Corp................................... 135,866   2,067,881
*   TheStreet, Inc.......................................  10,406      23,830
*   Third Point Reinsurance, Ltd.........................  32,877     414,250
    Timberland Bancorp, Inc..............................   3,003     108,769
    Tiptree, Inc.........................................  47,142     320,566

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
    Tompkins Financial Corp..............................    17,476 $ 1,497,344
    Torchmark Corp.......................................    64,177   5,652,068
    Towne Bank...........................................    88,500   2,858,550
    Travelers Cos., Inc. (The)...........................   120,848  15,727,159
    TriCo Bancshares.....................................    28,792   1,117,705
#*  TriState Capital Holdings, Inc.......................    26,474     778,336
*   Triumph Bancorp, Inc.................................    25,009     959,095
    TrustCo Bank Corp. NY................................   123,977   1,128,191
    Trustmark Corp.......................................    95,584   3,363,601
    Two River Bancorp....................................     5,292      98,431
    U.S. Bancorp.........................................   445,407  23,611,025
#   UMB Financial Corp...................................    43,823   3,150,435
    Umpqua Holdings Corp.................................   183,754   3,913,960
    Union Bankshares Corp................................    84,865   3,437,881
    Union Bankshares, Inc................................       337      17,810
    United Bancshares, Inc...............................       606      13,484
#   United Bankshares, Inc...............................    86,441   3,193,995
    United Community Bancorp.............................     1,304      35,925
    United Community Banks, Inc..........................    99,002   2,973,030
    United Community Financial Corp......................    58,731     613,739
    United Financial Bancorp, Inc........................    64,377   1,127,241
    United Fire Group, Inc...............................    28,263   1,703,976
#   United Insurance Holdings Corp.......................    37,740     783,482
    United Security Bancshares...........................    11,061     118,906
    Unity Bancorp, Inc...................................     9,514     232,142
    Universal Insurance Holdings, Inc....................    55,727   2,474,279
    Univest Corp. of Pennsylvania........................    36,576     998,525
    Unum Group...........................................   117,297   4,660,210
#   Valley National Bancorp..............................   217,209   2,530,485
    Value Line, Inc......................................     1,300      29,653
*   Veritex Holdings, Inc................................     9,671     298,060
#   Virtu Financial, Inc., Class A.......................    23,920     481,988
#   Virtus Investment Partners, Inc......................     9,673   1,288,927
    Voya Financial, Inc..................................    86,684   4,379,276
#   Waddell & Reed Financial, Inc., Class A..............   105,608   2,187,142
    Walker & Dunlop, Inc.................................    48,984   2,902,792
    Washington Federal, Inc..............................   114,583   3,844,260
    Washington Trust Bancorp, Inc........................    18,309   1,070,161
    Waterstone Financial, Inc............................    36,010     612,170
#   Webster Financial Corp...............................    93,484   6,032,523
    Wellesley Bank.......................................       542      18,103
    Wells Fargo & Co..................................... 1,393,576  79,837,969
    WesBanco, Inc........................................    60,264   2,945,102
    West Bancorporation, Inc.............................    19,598     486,030
#   Westamerica Bancorporation...........................    27,388   1,643,828
*   Western Alliance Bancorp.............................   101,538   5,759,235
    Western New England Bancorp, Inc.....................    30,474     330,643
    Westwood Holdings Group, Inc.........................    10,358     604,596
    White Mountains Insurance Group, Ltd.................     4,013   3,663,989
    Willis Towers Watson P.L.C...........................    46,472   7,408,566
    Wintrust Financial Corp..............................    49,595   4,350,969
#   WisdomTree Investments, Inc..........................   128,595   1,123,920
*   WMIH Corp............................................   172,878     235,115
*   World Acceptance Corp................................    12,817   1,280,546
    WR Berkley Corp......................................    70,607   5,352,717
    WSFS Financial Corp..................................    34,077   1,932,166
    WVS Financial Corp...................................       757      12,377
    XL Group, Ltd........................................   120,112   6,753,898

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                          ------- --------------
FINANCIALS -- (Continued)
#   Zions Bancorporation................................. 135,981 $    7,030,218
                                                                  --------------
TOTAL FINANCIALS.........................................          1,769,531,334
                                                                  --------------
HEALTHCARE -- (11.0%)
#   Abaxis, Inc..........................................  21,442      1,779,686
    Abbott Laboratories.................................. 386,097     25,304,797
    AbbVie, Inc.......................................... 273,698     25,243,167
*   ABIOMED, Inc.........................................  10,100      3,580,753
#*  Acadia Healthcare Co., Inc........................... 103,370      4,081,048
#*  Accuray, Inc......................................... 110,464        425,286
#   Aceto Corp...........................................  29,551         96,632
*   Achillion Pharmaceuticals, Inc....................... 182,184        470,035
#*  Aclaris Therapeutics, Inc............................   5,522         94,647
*   Acorda Therapeutics, Inc.............................  70,254      1,752,837
*   Addus HomeCare Corp..................................  11,870        785,201
#*  Aduro Biotech, Inc...................................   9,515         55,663
#*  Adverum Biotechnologies, Inc.........................  58,537        275,124
*   Aeglea BioTherapeutics, Inc..........................   6,901         58,037
    Aetna, Inc........................................... 117,503     22,136,390
    Agilent Technologies, Inc............................  72,031      4,756,927
#*  Agios Pharmaceuticals, Inc...........................   7,073        611,178
#*  Akorn, Inc...........................................  88,469      1,638,446
*   Albireo Pharma, Inc..................................     741         23,379
#*  Alder Biopharmaceuticals, Inc........................  21,927        415,517
*   Aldeyra Therapeutics, Inc............................   1,500         10,425
*   Alexion Pharmaceuticals, Inc.........................  11,999      1,595,387
*   Align Technology, Inc................................  36,980     13,188,917
#*  Alkermes P.L.C.......................................  16,011        702,082
    Allergan P.L.C.......................................  68,827     12,670,362
*   Allscripts Healthcare Solutions, Inc................. 193,141      2,364,046
#*  Alnylam Pharmaceuticals, Inc.........................  15,913      1,511,735
*   Alpine Immune Sciences, Inc..........................   1,694         11,816
#*  AMAG Pharmaceuticals, Inc............................   7,668        169,079
#*  Amedisys, Inc........................................  26,906      2,519,209
#*  American Renal Associates Holdings, Inc..............  18,250        293,643
    AmerisourceBergen Corp...............................  79,731      6,524,388
    Amgen, Inc........................................... 138,369     27,196,427
#*  AMN Healthcare Services, Inc.........................  91,877      5,558,558
*   Amneal Pharmaceuticals, Inc..........................  55,363      1,061,309
*   Amphastar Pharmaceuticals, Inc.......................  37,582        655,806
*   AngioDynamics, Inc...................................  50,849      1,074,948
#*  ANI Pharmaceuticals, Inc.............................  16,144      1,080,841
#*  Anika Therapeutics, Inc..............................  16,824        673,465
    Anthem, Inc..........................................  83,721     21,181,413
#*  Apollo Endosurgery, Inc..............................   3,804         34,654
*   Applied Genetic Technologies Corp....................   7,509         30,036
#*  Aptevo Therapeutics, Inc.............................  20,118         84,898
#*  Aratana Therapeutics, Inc............................  24,246        109,956
*   Ardelyx, Inc.........................................  42,322        171,404
#*  Arena Pharmaceuticals Inc............................  11,584        447,027
*   Atara Biotherapeutics, Inc...........................   3,030        113,777
*   athenahealth, Inc....................................  18,606      2,804,110
    Atrion Corp..........................................   1,573      1,082,224
*   Avanos Medical, Inc..................................  60,076      3,316,195
    Baxter International, Inc............................ 101,472      7,351,646
    Becton Dickinson and Co..............................  26,825      6,716,175
*   Biogen, Inc..........................................  35,325     11,811,620
#*  BioMarin Pharmaceutical, Inc.........................  24,458      2,459,496
*   Bio-Rad Laboratories, Inc., Class A..................  18,090      5,547,298

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
HEALTHCARE -- (Continued)
#*  Bio-Rad Laboratories, Inc., Class B..................     630 $   193,363
#*  BioScrip, Inc........................................   8,203      21,738
*   BioSpecifics Technologies Corp.......................   7,011     319,001
    Bio-Techne Corp......................................  19,795   3,179,869
#*  BioTelemetry, Inc....................................  40,786   2,141,265
#*  Bluebird Bio, Inc....................................  10,914   1,690,579
*   Boston Scientific Corp............................... 257,387   8,650,777
#*  Bovie Medical Corp...................................   6,717      32,443
    Bristol-Myers Squibb Co.............................. 193,364  11,360,135
*   Brookdale Senior Living, Inc......................... 240,331   2,304,774
    Bruker Corp..........................................  82,630   2,677,212
*   Cambrex Corp.........................................  53,365   3,335,312
    Cantel Medical Corp..................................  27,844   2,581,417
*   Capital Senior Living Corp...........................  30,415     303,846
    Cardinal Health, Inc.................................  56,563   2,825,322
#*  Castlight Health, Inc., Class B......................   8,827      29,129
#*  Catalent, Inc........................................ 140,973   5,878,574
*   Catalyst Biosciences, Inc............................   4,256      42,049
*   Celgene Corp.........................................  64,531   5,813,598
*   Celldex Therapeutics, Inc............................  86,545      40,243
#*  Cellular Biomedicine Group, Inc......................   1,300      29,445
*   Centene Corp.........................................  96,041  12,517,024
*   Cerner Corp..........................................  46,300   2,874,304
*   Charles River Laboratories International, Inc........  56,690   7,046,567
    Chemed Corp..........................................  14,479   4,575,798
*   ChemoCentryx, Inc....................................  19,906     230,113
*   Chimerix, Inc........................................  43,891     196,193
#*  Cidara Therapeutics, Inc.............................   3,901      16,384
    Cigna Corp...........................................  70,425  12,635,653
*   Civitas Solutions, Inc...............................  15,803     258,379
*   Clearside Biomedical, Inc............................   6,000      53,460
#*  Community Health Systems, Inc........................ 140,707     469,961
    Computer Programs & Systems, Inc.....................   2,823      88,078
*   Concert Pharmaceuticals, Inc.........................  27,172     434,480
*   ConforMIS, Inc.......................................   5,130       4,925
    CONMED Corp..........................................  28,648   2,119,952
    Cooper Cos., Inc. (The)..............................  19,448   5,066,204
#*  Corcept Therapeutics, Inc............................  78,879   1,035,681
*   CorVel Corp..........................................  19,547   1,121,020
#*  Corvus Pharmaceuticals, Inc..........................   3,905      38,542
*   Cotiviti Holdings, Inc...............................  36,880   1,646,323
*   Cross Country Healthcare, Inc........................  39,133     459,030
*   CryoLife, Inc........................................  34,272   1,021,306
#*  Cumberland Pharmaceuticals, Inc......................  12,297      75,012
#*  Cutera, Inc..........................................  10,663     426,520
    CVS Health Corp...................................... 339,252  22,003,885
#*  Cymabay Therapeutics, Inc............................   8,192      91,668
    Danaher Corp......................................... 129,798  13,314,679
*   DaVita, Inc.......................................... 123,398   8,672,411
#   DENTSPLY SIRONA, Inc.................................  93,488   4,497,708
*   Depomed, Inc.........................................  63,057     558,685
#*  Dermira, Inc.........................................  19,724     192,112
#*  DexCom, Inc..........................................   8,806     837,715
    Digirad Corp.........................................   8,621      14,225
#*  Diplomat Pharmacy, Inc...............................  66,398   1,379,750
#*  Eagle Pharmaceuticals, Inc...........................   6,909     547,538
*   Edwards Lifesciences Corp............................  35,600   5,071,220
    Eli Lilly & Co.......................................  86,239   8,521,276
*   Emergent BioSolutions, Inc...........................  50,168   2,726,631

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
HEALTHCARE -- (Continued)
*   Enanta Pharmaceuticals, Inc..........................   9,521 $   928,488
    Encompass Health Corp................................ 142,870  10,805,258
#*  Endo International P.L.C............................. 170,953   2,126,655
    Ensign Group, Inc. (The).............................  64,263   2,317,966
*   Envision Healthcare Corp.............................  46,466   2,056,585
*   Enzo Biochem, Inc....................................  64,190     283,720
#*  Evolent Health, Inc., Class A........................  94,253   1,903,911
#*  Exact Sciences Corp..................................  11,578     676,734
#*  Exelixis, Inc........................................ 155,630   3,221,541
*   Express Scripts Holding Co........................... 252,286  20,046,646
#*  FibroGen, Inc........................................   5,845     368,820
#*  Five Prime Therapeutics, Inc.........................  34,535     514,572
*   FONAR Corp...........................................   4,738     123,662
#*  Fulgent Genetics, Inc................................   2,085      10,008
    Gilead Sciences, Inc................................. 347,506  27,046,392
*   Globus Medical, Inc., Class A........................  69,048   3,554,591
*   Haemonetics Corp.....................................  39,988   3,904,428
#*  Halozyme Therapeutics, Inc...........................  72,702   1,315,906
#*  Hanger, Inc..........................................  14,155     247,713
*   Harvard Bioscience, Inc..............................  31,221     177,960
    HCA Healthcare, Inc..................................  23,046   2,863,005
#*  HealthEquity, Inc....................................  18,032   1,361,416
    HealthStream, Inc....................................  31,090     873,007
#*  Henry Schein, Inc....................................  56,646   4,498,259
#*  Heska Corp...........................................   3,504     351,276
    Hill-Rom Holdings, Inc...............................  85,379   8,042,702
*   HMS Holdings Corp....................................  71,942   1,721,572
*   Hologic, Inc......................................... 197,703   8,483,436
*   Horizon Pharma P.L.C................................. 184,545   3,253,528
    Humana, Inc..........................................  62,179  19,535,398
*   ICU Medical, Inc.....................................  14,886   4,269,305
*   IDEXX Laboratories, Inc..............................  26,214   6,420,595
*   Illumina, Inc........................................   8,628   2,798,578
#*  Immunomedics Inc.....................................   3,978      95,194
*   Incyte Corp..........................................  25,048   1,666,694
#*  Infinity Pharmaceuticals, Inc........................  17,364      30,734
*   InfuSystem Holdings, Inc.............................   3,809      11,617
*   Innoviva, Inc........................................  71,348   1,009,574
*   Inogen, Inc..........................................  10,076   2,007,643
#*  Inovalon Holdings, Inc., Class A.....................   9,916     105,605
#*  Insulet Corp.........................................   6,319     525,488
*   Integer Holdings Corp................................  26,683   1,906,500
#*  Integra LifeSciences Holdings Corp...................  56,322   3,510,550
*   Intra-Cellular Therapies, Inc........................  43,710     877,260
*   IntriCon Corp........................................   3,283     190,742
*   Intuitive Surgical, Inc..............................   9,063   4,605,726
#   Invacare Corp........................................  44,292     790,612
#*  Ionis Pharmaceuticals, Inc...........................  12,017     524,903
*   IQVIA Holdings, Inc..................................  30,756   3,750,387
*   IRIDEX Corp..........................................   3,478      27,285
*   Jazz Pharmaceuticals P.L.C...........................  27,207   4,708,988
    Johnson & Johnson.................................... 524,505  69,507,403
#*  Jounce Therapeutics, Inc.............................   4,745      33,500
#*  Juniper Pharmaceuticals, Inc.........................   1,325      15,238
#*  K2M Group Holdings, Inc..............................   1,000      20,370
#*  Karyopharm Therapeutics, Inc.........................  20,164     358,516
    Kewaunee Scientific Corp.............................   1,276      40,322
*   Kindred Biosciences, Inc.............................  33,036     447,638
*   Laboratory Corp. of America Holdings.................  49,238   8,633,391

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
HEALTHCARE -- (Continued)
#*  Lannett Co., Inc.....................................  25,229 $   321,670
*   Lantheus Holdings, Inc...............................  52,402     757,209
#   LeMaitre Vascular, Inc...............................  18,926     681,336
*   LHC Group, Inc.......................................  38,941   3,352,041
*   LifePoint Health, Inc................................  48,711   3,156,473
#*  Ligand Pharmaceuticals, Inc..........................  11,658   2,545,291
#*  Lipocine, Inc........................................   7,403       9,698
*   LivaNova P.L.C.......................................  33,811   3,723,605
#*  Loxo Oncology, Inc...................................   2,633     441,264
    Luminex Corp.........................................  40,939   1,386,195
#*  MacroGenics, Inc.....................................   5,291     109,259
#*  Madrigal Pharmaceuticals, Inc........................     368      94,587
*   Magellan Health, Inc.................................  31,717   2,307,412
#*  Mallinckrodt P.L.C................................... 104,096   2,441,051
*   Masimo Corp..........................................  49,812   4,952,309
    McKesson Corp........................................  38,944   4,891,366
#*  Medidata Solutions, Inc..............................   6,301     468,227
*   MEDNAX, Inc..........................................  68,590   2,934,966
*   Medpace Holdings, Inc................................  27,153   1,666,380
    Medtronic P.L.C...................................... 230,678  20,814,076
#*  MEI Pharma, Inc......................................  12,900      48,891
*   Melinta Therapeutics, Inc............................   7,641      40,497
    Merck & Co., Inc..................................... 600,469  39,552,893
    Meridian Bioscience, Inc.............................  67,232   1,062,266
*   Merit Medical Systems, Inc...........................  40,323   2,189,539
#*  Merrimack Pharmaceuticals, Inc.......................   6,647      34,365
*   Mettler-Toledo International, Inc....................   7,195   4,263,109
#*  Minerva Neurosciences, Inc...........................  11,415      91,891
#*  Mirati Therapeutics, Inc.............................   8,423     517,172
#*  Molecular Templates, Inc.............................   7,848      40,653
#*  Molina Healthcare, Inc...............................  66,038   6,873,895
#*  Momenta Pharmaceuticals, Inc.........................  53,650   1,588,040
*   Mylan NV............................................. 129,164   4,819,109
*   Myriad Genetics, Inc.................................  70,310   3,076,062
#*  NantHealth, Inc......................................   5,576      18,010
    National HealthCare Corp.............................  12,018     866,257
    National Research Corp., Class A.....................  10,330     392,024
*   Natus Medical, Inc...................................  27,143     990,720
#*  Nektar Therapeutics..................................   6,556     344,846
*   Neogen Corp..........................................  31,394   2,586,866
#*  NeoGenomics, Inc.....................................  22,081     309,134
#*  Neurocrine Biosciences, Inc..........................   9,115     915,966
#*  NuVasive, Inc........................................  65,453   3,799,547
*   Nuvectra Corp........................................   9,196     144,193
#*  Omnicell, Inc........................................  32,637   1,941,901
*   OncoMed Pharmaceuticals Inc..........................   5,400      11,286
*   Ophthotech Corp......................................  19,992      49,780
#*  OPKO Health, Inc.....................................  81,307     456,945
*   OraSure Technologies, Inc............................  52,558     882,449
*   Orthofix International NV............................  18,760   1,134,792
*   Otonomy, Inc.........................................  20,058      66,191
*   Ovid therapeutics, Inc...............................   2,254      22,495
#   Owens & Minor, Inc...................................  74,884   1,413,061
#   Patterson Cos., Inc..................................  94,217   2,310,201
#*  PDL BioPharma, Inc................................... 183,404     460,344
*   Penumbra, Inc........................................   2,958     420,776
#   PerkinElmer, Inc.....................................  64,288   5,090,324
#   Perrigo Co. P.L.C....................................  11,483     924,611
*   Pfenex, Inc..........................................   9,673      49,526

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
HEALTHCARE -- (Continued)
    Pfizer, Inc.......................................... 2,030,930 $81,095,035
    Phibro Animal Health Corp., Class A..................    21,512   1,030,425
#*  PRA Health Sciences, Inc.............................    51,907   5,457,502
#*  Premier, Inc., Class A...............................    65,577   2,452,580
#*  Prestige Brands Holdings, Inc........................    67,883   2,425,460
*   Providence Service Corp. (The).......................    14,660   1,027,373
    Psychemedics Corp....................................       478       9,988
*   PTC Therapeutics, Inc................................    20,137     766,616
*   Quality Systems, Inc.................................    62,291   1,253,918
    Quest Diagnostics, Inc...............................    83,636   9,009,270
*   Quidel Corp..........................................    31,504   2,137,861
#*  Quorum Health Corp...................................    30,755     148,854
#*  R1 RCM, Inc..........................................   104,507     838,146
*   Ra Pharmaceuticals, Inc..............................     6,794      74,734
*   RadNet, Inc..........................................    39,944     535,250
*   Regeneron Pharmaceuticals, Inc.......................    10,000   3,680,100
#*  REGENXBIO, Inc.......................................     2,521     177,226
#*  Repligen Corp........................................    35,241   1,703,198
    ResMed, Inc..........................................    46,588   4,928,079
#*  Retrophin, Inc.......................................    30,427     841,002
#*  Rocket Pharmaceuticals, Inc..........................     1,075      22,048
*   RTI Surgical, Inc....................................    61,505     282,923
#*  Sage Therapeutics, Inc...............................     3,068     442,774
#*  Sarepta Therapeutics, Inc............................    11,676   1,357,218
#*  Savara, Inc..........................................     4,259      46,892
*   SeaSpine Holdings Corp...............................    11,364     158,641
#*  Seattle Genetics, Inc................................    16,801   1,182,790
*   Select Medical Holdings Corp.........................   191,155   3,976,024
#*  Sierra Oncology, Inc.................................    37,708     107,091
    Simulations Plus, Inc................................     6,759     119,972
#*  Spectrum Pharmaceuticals, Inc........................    59,028   1,256,706
*   Stemline Therapeutics, Inc...........................     8,015     123,431
    STERIS P.L.C.........................................    28,198   3,227,825
    Stryker Corp.........................................    29,390   4,797,917
#*  Supernus Pharmaceuticals, Inc........................    54,153   2,867,401
*   Surmodics, Inc.......................................    12,709     747,289
#*  Syndax Pharmaceuticals, Inc..........................    11,973      80,698
#*  Syneos Health, Inc...................................    67,961   3,348,778
*   Synlogic, Inc........................................     2,001      18,749
*   Syros Pharmaceuticals, Inc...........................     2,426      24,551
#*  Taro Pharmaceutical Industries, Ltd..................    22,175   2,489,365
#*  Teladoc Inc..........................................     1,501      89,835
    Teleflex, Inc........................................    31,841   8,683,359
#*  Tenet Healthcare Corp................................   142,502   5,362,350
*   Tetraphase Pharmaceuticals, Inc......................    51,897     148,944
    Thermo Fisher Scientific, Inc........................    99,017  23,222,457
#*  Tivity Health, Inc...................................    50,493   1,701,614
#*  Tracon Pharmaceuticals, Inc..........................     1,300       3,185
#*  Trevena, Inc.........................................    10,400      16,016
*   Triple-S Management Corp., Class B...................    20,667     733,885
#*  Ultragenyx Pharmaceutical Inc........................     2,327     184,089
*   United Therapeutics Corp.............................    63,752   7,835,758
    UnitedHealth Group, Inc..............................   234,939  59,491,254
    Universal Health Services, Inc., Class B.............    54,205   6,618,430
    US Physical Therapy, Inc.............................    15,992   1,675,162
    Utah Medical Products, Inc...........................     3,908     379,076
*   Varex Imaging Corp...................................    46,958   1,795,674
*   Varian Medical Systems, Inc..........................    19,808   2,286,834
#*  VBI Vaccines, Inc....................................     3,707       7,933

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                          ------- --------------
HEALTHCARE -- (Continued)
*   Veeva Systems, Inc., Class A.........................  25,160 $    1,902,851
*   Vertex Pharmaceuticals, Inc..........................  13,281      2,324,839
*   Waters Corp..........................................  11,900      2,347,513
*   WellCare Health Plans, Inc...........................  46,674     12,481,561
    West Pharmaceutical Services, Inc....................  46,887      5,141,160
#*  Wright Medical Group NV..............................   6,111        155,403
#*  Xencor, Inc..........................................  11,119        413,849
#*  XOMA Corp............................................   4,449        108,867
#*  Zafgen, Inc..........................................  12,728        132,371
    Zimmer Biomet Holdings, Inc..........................  41,888      5,257,782
    Zoetis, Inc.......................................... 102,206      8,838,775
#*  Zogenix, Inc.........................................   4,432        251,516
*   Zynerba Pharmaceuticals, Inc.........................   3,973         26,420
                                                                  --------------
TOTAL HEALTHCARE.........................................          1,116,250,642
                                                                  --------------
INDUSTRIALS -- (13.9%)
    3M Co................................................  90,702     19,257,849
#   AAON, Inc............................................  74,999      2,831,212
    AAR Corp.............................................  59,943      2,841,898
    ABM Industries, Inc..................................  89,604      2,795,645
*   Acacia Research Corp.................................  23,858         90,660
    ACCO Brands Corp..................................... 129,368      1,655,910
    Acme United Corp.....................................   1,355         29,553
    Actuant Corp., Class A...............................  66,466      1,897,604
#   Acuity Brands, Inc...................................  22,074      3,068,948
*   Advanced Disposal Services, Inc......................  59,975      1,475,385
    Advanced Drainage Systems, Inc.......................  62,511      1,747,182
*   AECOM................................................ 172,682      5,795,208
*   Aegion Corp..........................................  26,023        644,850
#*  Aerojet Rocketdyne Holdings, Inc..................... 108,189      3,645,969
*   Aerovironment, Inc...................................  26,314      1,936,974
    AGCO Corp............................................ 102,538      6,461,945
    Air Lease Corp....................................... 133,286      5,859,253
*   Air Transport Services Group, Inc.................... 129,829      2,925,047
    Alamo Group, Inc.....................................  12,591      1,170,963
#   Alaska Air Group, Inc................................ 101,132      6,354,124
    Albany International Corp., Class A..................  35,332      2,337,212
#   Allegiant Travel Co..................................  20,484      2,531,822
#   Allegion P.L.C.......................................  35,847      2,922,964
    Allied Motion Technologies, Inc......................  12,549        575,748
    Allison Transmission Holdings, Inc................... 154,911      7,280,817
    Altra Industrial Motion Corp.........................  36,432      1,599,365
    AMERCO...............................................  15,147      5,711,631
*   Ameresco, Inc., Class A..............................  23,292        312,113
#   American Airlines Group, Inc.........................  69,511      2,748,465
    American Railcar Industries, Inc.....................  15,398        701,687
*   American Woodmark Corp...............................  22,313      1,862,020
    AMETEK, Inc..........................................  88,506      6,885,767
*   AMREP Corp...........................................   2,552         18,783
    AO Smith Corp........................................  70,800      4,214,724
#   Apogee Enterprises, Inc..............................  34,742      1,763,504
    Applied Industrial Technologies, Inc.................  49,526      3,697,116
*   ARC Document Solutions, Inc..........................  42,825        110,489
    ArcBest Corp.........................................  18,043        839,902
    Arconic, Inc......................................... 156,571      3,396,025
    Argan, Inc...........................................  30,716      1,179,494
*   Armstrong Flooring, Inc..............................  34,801        454,849
*   Armstrong World Industries, Inc......................  46,547      3,160,541
*   Arotech Corp.........................................  10,528         41,059

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
*   ASGN, Inc............................................  61,338 $ 5,538,821
#   Astec Industries, Inc................................  28,253   1,388,070
#*  Astronics Corp.......................................  25,320   1,038,373
#*  Astronics Corp., Class B.............................   9,797     401,677
*   Atkore International Group, Inc......................  57,711   1,365,442
*   Atlas Air Worldwide Holdings, Inc....................  32,530   2,181,137
#*  Avis Budget Group, Inc............................... 115,605   4,028,834
*   Axon Enterprise, Inc.................................  31,200   2,119,416
    AZZ, Inc.............................................  31,874   1,727,571
    Barnes Group, Inc....................................  72,582   4,924,689
    Barrett Business Services, Inc.......................  11,192   1,028,321
*   Beacon Roofing Supply, Inc...........................  66,768   2,809,597
#   BG Staffing, Inc.....................................   2,813      73,982
#*  Blue Bird Corp.......................................  10,727     241,894
*   BlueLinx Holdings, Inc...............................  11,904     405,569
*   BMC Stock Holdings, Inc..............................  81,129   1,784,838
    Boeing Co. (The)..................................... 101,545  36,180,483
    Brady Corp., Class A.................................  49,275   1,884,769
    Briggs & Stratton Corp...............................  42,376     749,631
    Brink's Co. (The)....................................  68,053   5,434,032
*   Builders FirstSource, Inc............................ 128,117   2,297,138
    BWX Technologies, Inc................................  88,203   5,800,229
*   CAI International, Inc...............................  23,439     538,159
    Carlisle Cos., Inc...................................  46,196   5,674,717
*   Casella Waste Systems, Inc., Class A.................  42,430   1,169,371
    Caterpillar, Inc..................................... 146,342  21,043,980
*   CBIZ, Inc............................................  74,325   1,635,150
    CECO Environmental Corp..............................  35,553     244,249
    CH Robinson Worldwide, Inc...........................  29,599   2,729,916
*   Chart Industries, Inc................................  43,585   3,403,553
#*  Cimpress NV..........................................  38,848   5,674,527
    Cintas Corp..........................................  43,381   8,870,547
#   CIRCOR International, Inc............................  23,971   1,063,114
*   Civeo Corp........................................... 121,442     462,694
*   Clean Harbors, Inc...................................  71,334   4,061,045
*   Colfax Corp..........................................  97,120   3,136,976
    Columbus McKinnon Corp...............................  23,037     948,203
    Comfort Systems USA, Inc.............................  42,870   2,381,429
*   Command Security Corp................................     800       1,056
*   Commercial Vehicle Group, Inc........................  56,952     399,234
    CompX International, Inc.............................     294       3,734
*   Continental Building Products, Inc...................  54,709   1,745,217
    Copa Holdings SA, Class A............................  29,180   2,840,381
#*  Copart, Inc.......................................... 150,908   8,660,610
    Costamare, Inc.......................................  46,857     325,188
*   CoStar Group, Inc....................................   7,205   2,996,199
#   Covanta Holding Corp................................. 255,051   4,590,918
*   Covenant Transportation Group, Inc., Class A.........  19,763     572,732
*   CPI Aerostructures, Inc..............................   7,107      66,806
    CRA International, Inc...............................   9,617     520,472
    Crane Co.............................................  62,637   5,673,033
*   CSW Industrials, Inc.................................  11,788     639,499
    CSX Corp............................................. 311,864  22,042,548
#   Cubic Corp...........................................  30,162   2,054,032
    Cummins, Inc.........................................  50,480   7,209,049
    Curtiss-Wright Corp..................................  47,705   6,346,196
    Deere & Co...........................................  64,412   9,326,213
    Delta Air Lines, Inc................................. 338,350  18,413,007
    Deluxe Corp..........................................  63,252   3,727,440

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
INDUSTRIALS -- (Continued)
    DMC Global, Inc......................................    14,992 $   615,422
#   Donaldson Co., Inc...................................    88,075   4,201,177
    Douglas Dynamics, Inc................................    35,005   1,718,746
    Dover Corp...........................................    75,406   6,257,190
*   Ducommun, Inc........................................    13,169     438,923
    Dun & Bradstreet Corp. (The).........................    17,027   2,143,529
*   DXP Enterprises, Inc.................................    19,774     817,457
#*  Dycom Industries, Inc................................    45,595   4,065,250
*   Eagle Bulk Shipping, Inc.............................     1,785      10,264
    Eastern Co. (The)....................................     4,389     129,476
    Eaton Corp. P.L.C....................................   113,513   9,440,876
#*  Echo Global Logistics, Inc...........................    38,202   1,316,059
    Ecology and Environment, Inc., Class A...............       903      11,874
    EMCOR Group, Inc.....................................    63,337   4,873,782
    Emerson Electric Co..................................    88,564   6,401,406
    Encore Wire Corp.....................................    26,699   1,301,576
    EnerSys..............................................    46,650   3,828,565
*   Engility Holdings, Inc...............................    26,006     899,808
    Ennis, Inc...........................................    34,457     749,440
    EnPro Industries, Inc................................    26,684   2,038,391
    Equifax, Inc.........................................    42,708   5,359,854
    ESCO Technologies, Inc...............................    25,975   1,616,944
    Espey Manufacturing & Electronics Corp...............     1,611      41,725
    Essendant, Inc.......................................    42,919     713,743
*   Esterline Technologies Corp..........................    37,453   3,194,741
#*  ExOne Co. (The)......................................     9,959      68,916
    Expeditors International of Washington, Inc..........    36,993   2,817,757
    Exponent, Inc........................................    50,000   2,445,000
#   Fastenal Co..........................................    61,990   3,529,091
    Federal Signal Corp..................................    71,942   1,708,623
    FedEx Corp...........................................    96,271  23,670,151
#   Flowserve Corp.......................................    61,353   2,719,778
    Fluor Corp...........................................    74,745   3,830,681
    Forrester Research, Inc..............................    20,341     940,771
    Fortive Corp.........................................    61,537   5,050,957
    Fortune Brands Home & Security, Inc..................    69,039   4,004,262
    Forward Air Corp.....................................    36,968   2,362,255
*   Franklin Covey Co....................................    13,311     340,096
    Franklin Electric Co., Inc...........................    47,939   2,370,584
    FreightCar America, Inc..............................    12,603     230,761
*   FTI Consulting, Inc..................................    59,748   4,717,702
*   Gardner Denver Holdings, Inc.........................    42,956   1,228,971
#   GATX Corp............................................    35,809   2,948,513
*   Genco Shipping & Trading, Ltd........................     6,400      95,040
*   Gencor Industries, Inc...............................    11,809     177,135
#*  Generac Holdings, Inc................................    82,517   4,435,289
    General Dynamics Corp................................    64,163  12,817,201
    General Electric Co.................................. 1,355,402  18,474,129
#*  Genesee & Wyoming, Inc., Class A.....................    58,444   5,026,184
*   Gibraltar Industries, Inc............................    36,956   1,605,738
    Global Brass & Copper Holdings, Inc..................    38,744   1,276,615
*   GMS, Inc.............................................    50,241   1,318,324
*   Goldfield Corp. (The)................................    31,656     150,366
    Gorman-Rupp Co. (The)................................    35,293   1,335,487
*   GP Strategies Corp...................................    20,022     378,416
    Graco, Inc...........................................    93,951   4,334,899
    Graham Corp..........................................     7,838     208,726
    Granite Construction, Inc............................    42,507   2,293,253
*   Great Lakes Dredge & Dock Corp.......................    62,966     340,016

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
#   Greenbrier Cos., Inc. (The)..........................  40,805 $ 2,311,603
    Griffon Corp.........................................  56,022   1,002,794
    H&E Equipment Services, Inc..........................  54,015   1,987,212
    Harris Corp..........................................  69,174  11,410,251
*   Harsco Corp.......................................... 108,658   2,754,480
    Hawaiian Holdings, Inc...............................  87,798   3,520,700
*   HD Supply Holdings, Inc.............................. 120,942   5,319,029
#   Healthcare Services Group, Inc.......................  24,507     986,652
#   Heartland Express, Inc............................... 115,676   2,219,822
#   HEICO Corp...........................................  43,021   3,285,514
    HEICO Corp., Class A.................................  62,847   4,069,343
    Heidrick & Struggles International, Inc..............  25,795   1,055,016
*   Herc Holdings, Inc...................................  39,361   2,236,492
*   Heritage-Crystal Clean, Inc..........................  18,282     440,596
    Herman Miller, Inc...................................  85,547   3,237,954
#*  Hertz Global Holdings, Inc........................... 107,058   1,630,493
#   Hexcel Corp.......................................... 107,617   7,426,649
*   Hill International, Inc..............................  33,244     182,842
    Hillenbrand, Inc..................................... 103,461   5,193,742
    HNI Corp.............................................  59,435   2,571,752
    Honeywell International, Inc......................... 133,998  21,392,781
*   Houston Wire & Cable Co..............................  12,789     102,312
*   Hub Group, Inc., Class A.............................  38,908   1,805,331
#   Hubbell, Inc.........................................  42,593   5,249,587
*   Hudson Global, Inc...................................  18,692      31,776
#*  Hudson Technologies, Inc.............................  37,672      68,563
    Huntington Ingalls Industries, Inc...................  41,775   9,735,664
    Hurco Cos., Inc......................................   8,108     359,184
*   Huron Consulting Group, Inc..........................  28,531   1,245,378
*   Huttig Building Products, Inc........................   5,571      25,627
    Hyster-Yale Materials Handling, Inc..................  15,181     998,303
    ICF International, Inc...............................  21,044   1,549,891
    IDEX Corp............................................  33,656   5,168,888
#*  IES Holdings, Inc....................................  14,183     254,585
    Illinois Tool Works, Inc.............................  40,408   5,791,679
    Ingersoll-Rand P.L.C................................. 122,624  12,079,690
*   InnerWorkings, Inc...................................  85,242     755,244
*   Innovative Solutions & Support, Inc..................  12,137      35,683
    Insperity, Inc.......................................  52,346   4,978,105
    Insteel Industries, Inc..............................  26,337   1,083,241
    Interface, Inc.......................................  77,195   1,729,168
#*  Intersections, Inc...................................   8,431      14,248
    ITT, Inc.............................................  91,601   5,191,029
    Jacobs Engineering Group, Inc........................  73,738   4,986,901
    JB Hunt Transport Services, Inc......................  31,933   3,828,767
#*  JELD-WEN Holding, Inc................................  68,370   1,876,073
*   JetBlue Airways Corp................................. 291,480   5,246,640
#   John Bean Technologies Corp..........................  22,217   2,457,200
    Johnson Controls International P.L.C................. 194,706   7,303,422
    Kadant, Inc..........................................  11,578   1,118,435
    Kaman Corp...........................................  34,460   2,281,941
    Kansas City Southern.................................  50,400   5,860,008
    KAR Auction Services, Inc............................ 149,684   8,898,714
    KBR, Inc............................................. 179,400   3,584,412
    Kelly Services, Inc., Class A........................  41,582   1,010,027
    Kennametal, Inc...................................... 103,754   4,042,256
#*  KeyW Holding Corp. (The).............................  28,212     250,240
    Kforce, Inc..........................................  46,792   1,768,738
    Kimball International, Inc., Class B.................  64,808   1,046,649

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
*   Kirby Corp...........................................  55,355 $ 4,619,375
*   KLX, Inc.............................................  61,923   4,523,475
#   Knight-Swift Transportation Holdings, Inc............ 164,321   5,348,649
    Knoll, Inc...........................................  74,618   1,682,636
    Korn/Ferry International.............................  64,344   4,245,417
#*  Kratos Defense & Security Solutions, Inc.............  89,968   1,162,387
    L3 Technologies, Inc.................................  41,625   8,926,065
    Landstar System, Inc.................................  25,129   2,793,088
*   Lawson Products, Inc.................................   6,294     170,253
*   LB Foster Co., Class A...............................  10,130     248,692
    Lennox International, Inc............................  18,053   3,918,945
*   Limbach Holdings, Inc................................   5,411      60,116
    Lincoln Electric Holdings, Inc.......................  59,616   5,600,327
#   Lindsay Corp.........................................  10,424     981,315
    Lockheed Martin Corp.................................  22,535   7,348,663
    LS Starrett Co. (The), Class A.......................   2,592      16,589
    LSC Communications, Inc..............................  44,884     674,158
    LSI Industries, Inc..................................  23,361     114,235
*   Lydall, Inc..........................................  20,704     960,666
#   Macquarie Infrastructure Corp........................  53,850   2,445,329
#*  Manitex International, Inc...........................   9,878     119,820
*   Manitowoc Co., Inc. (The)............................  42,551   1,127,176
    ManpowerGroup, Inc...................................  45,721   4,263,940
    Marten Transport, Ltd................................  39,888     871,553
    Masco Corp...........................................  55,907   2,254,729
*   Masonite International Corp..........................  39,489   2,695,124
#*  MasTec, Inc..........................................  84,560   3,936,268
    Matson, Inc..........................................  63,024   2,268,864
    Matthews International Corp., Class A................  32,028   1,683,071
    McGrath RentCorp.....................................  33,064   1,963,340
#*  Mercury Systems, Inc.................................  40,352   1,683,889
*   Meritor, Inc.........................................  91,107   1,876,804
#*  Middleby Corp. (The).................................  30,215   3,096,433
*   Milacron Holdings Corp...............................  88,603   1,847,373
    Miller Industries, Inc...............................  10,037     261,464
*   Mistras Group, Inc...................................  24,898     523,854
    Mobile Mini, Inc.....................................  52,321   2,231,491
    Moog, Inc., Class A..................................  38,692   2,902,287
*   MRC Global, Inc...................................... 103,528   2,344,909
    MSA Safety, Inc......................................  37,215   3,754,249
    MSC Industrial Direct Co., Inc., Class A.............  53,995   4,569,597
    Mueller Industries, Inc..............................  77,069   2,551,755
    Mueller Water Products, Inc., Class A................ 222,744   2,750,888
#   Multi-Color Corp.....................................  26,164   1,735,981
*   MYR Group, Inc.......................................  25,013     922,730
#   National Presto Industries, Inc......................   5,948     741,418
*   Navigant Consulting, Inc.............................  61,700   1,342,592
*   Navistar International Corp..........................  43,427   1,870,401
*   NCI Building Systems, Inc............................  96,858   1,544,885
*   Nexeo Solutions, Inc.................................   2,671      24,253
#   Nielsen Holdings P.L.C............................... 121,965   2,873,495
*   NL Industries, Inc...................................  39,645     338,965
    NN, Inc..............................................  34,001     731,022
#   Nordson Corp.........................................  32,551   4,365,415
    Norfolk Southern Corp................................  96,853  16,368,157
    Northrop Grumman Corp................................  40,050  12,034,624
*   Northwest Pipe Co....................................  11,077     216,666
#*  NOW, Inc............................................. 140,079   2,094,181
#*  NV5 Global, Inc......................................   9,476     713,543

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
*   nVent Electric P.L.C.................................  70,577 $ 1,933,810
    Old Dominion Freight Line, Inc.......................  78,404  11,509,707
#   Omega Flex, Inc......................................   3,089     285,053
*   Orion Group Holdings, Inc............................  26,943     247,067
    Oshkosh Corp.........................................  78,392   5,898,998
    Owens Corning........................................  95,607   5,948,668
    PACCAR, Inc.......................................... 120,517   7,920,377
*   PAM Transportation Services, Inc.....................   4,411     240,620
*   Pangaea Logistics Solutions, Ltd.....................   4,537      14,428
    Parker-Hannifin Corp.................................  60,109  10,161,426
    Park-Ohio Holdings Corp..............................  14,894     557,780
*   Patrick Industries, Inc..............................  40,792   2,498,510
#*  Patriot Transportation Holding, Inc..................   1,695      36,104
#   Pendrell Corp........................................     104      71,656
    Pentair P.L.C........................................  70,577   3,151,263
*   Performant Financial Corp............................  53,477     114,976
*   Perma-Pipe International Holdings, Inc...............   2,769      25,059
*   PGT Innovations, Inc.................................  98,942   2,374,608
    PICO Holdings, Inc...................................  11,695     141,510
    Pitney Bowes, Inc.................................... 111,452     972,976
    Powell Industries, Inc...............................  18,073     662,375
    Preformed Line Products Co...........................   3,959     347,600
    Primoris Services Corp...............................  62,925   1,699,604
*   Proto Labs, Inc......................................  16,397   2,043,886
    Quad/Graphics, Inc...................................  60,556   1,245,031
    Quanex Building Products Corp........................  45,059     797,544
*   Quanta Services, Inc................................. 134,118   4,569,400
*   Radiant Logistics, Inc...............................  41,114     164,045
    Raven Industries, Inc................................  27,465   1,065,642
    Raytheon Co..........................................  53,816  10,657,182
#*  RBC Bearings, Inc....................................  21,455   3,119,128
    RCM Technologies, Inc................................   6,052      29,413
#*  Red Violet, Inc......................................     746       5,401
    Regal Beloit Corp....................................  39,620   3,405,339
    Reis, Inc............................................   9,884     211,023
    Republic Services, Inc............................... 147,636  10,700,657
    Resources Connection, Inc............................  48,687     774,123
#   REV Group, Inc.......................................  43,274     743,015
*   Rexnord Corp......................................... 127,123   3,844,200
*   Roadrunner Transportation Systems, Inc...............  11,701      25,625
    Robert Half International, Inc.......................  56,788   4,302,259
    Rockwell Automation, Inc.............................  24,820   4,655,239
    Rockwell Collins, Inc................................  55,667   7,737,156
    Rollins, Inc.........................................  57,217   3,143,502
    Roper Technologies, Inc..............................  24,323   7,343,114
*   Rush Enterprises, Inc., Class A......................  39,175   1,766,401
*   Rush Enterprises, Inc., Class B......................   1,308      58,847
    Ryder System, Inc....................................  86,863   6,801,373
*   Saia, Inc............................................  33,038   2,489,413
    Schneider National, Inc., Class B....................   3,014      78,786
    Scorpio Bulkers, Inc.................................  31,926     241,041
#*  Sensata Technologies Holding P.L.C................... 114,319   6,215,524
*   SIFCO Industries, Inc................................   1,400       7,210
    Simpson Manufacturing Co., Inc.......................  48,044   3,505,290
#*  SiteOne Landscape Supply, Inc........................  29,597   2,638,869
    SkyWest, Inc.........................................  65,586   3,928,601
    Snap-on, Inc.........................................  35,034   5,941,416
    Southwest Airlines Co................................ 295,122  17,164,296
*   SP Plus Corp.........................................  26,783   1,044,537

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
    Spartan Motors, Inc..................................  32,820 $   484,095
*   Sparton Corp.........................................   9,428     140,760
    Spirit AeroSystems Holdings, Inc., Class A...........  77,839   7,258,487
#*  Spirit Airlines, Inc.................................  88,323   3,836,751
*   SPX Corp.............................................  32,236   1,195,956
*   SPX FLOW, Inc........................................  52,139   2,477,645
    Standex International Corp...........................  12,499   1,295,521
    Stanley Black & Decker, Inc..........................  65,913   9,852,016
    Steelcase, Inc., Class A............................. 110,818   1,523,748
*   Stericycle, Inc......................................  33,348   2,329,691
*   Sterling Construction Co., Inc.......................  28,096     377,329
    Sun Hydraulics Corp..................................  25,133   1,308,424
#*  Sunrun, Inc..........................................  11,611     164,180
    Systemax, Inc........................................  21,957     981,917
#*  Team, Inc............................................  32,574     710,113
*   Teledyne Technologies, Inc...........................  36,672   8,046,570
    Tennant Co...........................................  17,548   1,427,530
#   Terex Corp...........................................  88,348   3,897,914
    Tetra Tech, Inc......................................  57,145   3,474,416
#*  Textainer Group Holdings, Ltd........................  21,192     336,953
    Textron, Inc......................................... 146,297   9,987,696
*   Thermon Group Holdings, Inc..........................  36,693     919,894
    Timken Co. (The).....................................  65,112   3,206,766
    Titan International, Inc.............................  71,467     756,836
*   Titan Machinery, Inc.................................  28,047     424,632
    Toro Co. (The).......................................  54,932   3,306,357
*   TPI Composites, Inc..................................  22,901     705,809
*   Transcat, Inc........................................   4,552     104,013
#   TransDigm Group, Inc.................................   7,991   3,000,940
    TransUnion...........................................  37,012   2,679,669
*   Trex Co., Inc........................................  58,144   4,520,115
*   TriMas Corp..........................................  57,658   1,706,677
*   TriNet Group, Inc....................................  49,031   2,640,319
    Trinity Industries, Inc.............................. 181,440   6,912,864
    Triton International, Ltd............................ 103,917   3,657,878
#   Triumph Group, Inc...................................  64,705   1,349,099
*   TrueBlue, Inc........................................  49,115   1,328,561
#*  Tutor Perini Corp....................................  60,130   1,112,405
*   Twin Disc, Inc.......................................   9,516     249,414
*   Ultralife Corp.......................................  10,343     103,947
    UniFirst Corp........................................  15,110   2,827,836
    Union Pacific Corp................................... 237,535  35,604,121
*   United Continental Holdings, Inc..................... 208,186  16,738,154
    United Parcel Service, Inc., Class B.................  86,241  10,339,433
*   United Rentals, Inc..................................  99,066  14,741,021
    United Technologies Corp............................. 294,265  39,943,531
#*  Univar, Inc..........................................  74,615   2,051,166
    Universal Forest Products, Inc.......................  69,816   2,572,021
    Universal Logistics Holdings, Inc....................  15,886     532,181
    US Ecology, Inc......................................  28,025   1,900,095
*   USA Truck, Inc.......................................   7,165     156,340
*   USG Corp............................................. 156,595   6,768,036
    Valmont Industries, Inc..............................  22,533   3,146,733
*   Vectrus, Inc.........................................  12,323     387,065
*   Verisk Analytics, Inc................................  34,197   3,782,872
*   Veritiv Corp.........................................   7,458     285,641
    Viad Corp............................................  28,309   1,624,937
#*  Vicor Corp...........................................  14,805     852,028
    Virco Manufacturing Corp.............................   2,861      13,876

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
INDUSTRIALS -- (Continued)
*   Volt Information Sciences, Inc....................     6,239 $       23,708
    VSE Corp..........................................    12,191        525,432
    Wabash National Corp..............................    85,991      1,702,622
*   WABCO Holdings, Inc...............................    23,996      3,015,817
#   Wabtec Corp.......................................    45,760      5,048,243
*   WageWorks, Inc....................................    31,342      1,654,858
    Waste Management, Inc.............................    99,177      8,925,930
#   Watsco, Inc.......................................    28,032      4,835,800
    Watsco, Inc., Class B.............................     1,750        292,250
    Watts Water Technologies, Inc., Class A...........    28,582      2,445,190
#*  Welbilt, Inc......................................    98,969      2,256,493
    Werner Enterprises, Inc...........................    93,733      3,491,554
*   Wesco Aircraft Holdings, Inc......................   123,282      1,473,220
*   WESCO International, Inc..........................    60,409      3,684,949
#*  Willdan Group, Inc................................    10,968        305,788
*   Willis Lease Finance Corp.........................     4,690        146,422
    Woodward, Inc.....................................    62,104      5,167,674
#   WW Grainger, Inc..................................    16,326      5,657,939
#*  XPO Logistics, Inc................................   138,933     13,854,399
    Xylem, Inc........................................    89,170      6,826,855
*   YRC Worldwide, Inc................................    37,803        368,201
                                                                 --------------
TOTAL INDUSTRIALS.....................................            1,401,294,831
                                                                 --------------
INFORMATION TECHNOLOGY -- (18.7%)
#*  2U, Inc...........................................     5,498        415,979
#*  3D Systems Corp...................................    25,017        304,457
    Accenture P.L.C., Class A.........................    99,402     15,837,721
*   ACI Worldwide, Inc................................   159,421      4,119,439
    Activision Blizzard, Inc..........................   161,228     11,837,360
*   Acxiom Corp.......................................    88,608      3,592,168
*   Adobe Systems, Inc................................    24,312      5,948,660
    ADTRAN, Inc.......................................    55,679        904,784
*   Advanced Energy Industries, Inc...................    52,100      3,190,604
#*  Advanced Micro Devices, Inc.......................   235,948      4,324,927
*   Agilysys, Inc.....................................    23,530        387,069
#*  Airgain, Inc......................................     1,707         16,968
*   Akamai Technologies, Inc..........................    78,883      5,936,735
#*  Alarm.com Holdings, Inc...........................    13,800        591,606
*   ALJ Regional Holdings, Inc........................    19,718         40,816
    Alliance Data Systems Corp........................    14,689      3,303,262
*   Alpha & Omega Semiconductor, Ltd..................    29,552        394,815
*   Alphabet, Inc., Class A...........................    34,928     42,864,340
*   Alphabet, Inc., Class C...........................    36,723     44,701,439
#*  Ambarella, Inc....................................    13,396        524,855
    Amdocs, Ltd.......................................    55,413      3,744,811
    American Software, Inc., Class A..................    20,122        301,025
*   Amkor Technology, Inc.............................   306,919      2,664,057
    Amphenol Corp., Class A...........................    46,775      4,373,930
*   Amtech Systems, Inc...............................    13,453         76,144
    Analog Devices, Inc...............................   108,455     10,426,864
#*  ANGI Homeservices, Inc., Class A..................    24,480        384,581
*   Anixter International, Inc........................    42,972      3,132,659
*   ANSYS, Inc........................................    28,861      4,874,046
#*  Appfolio, Inc., Class A...........................     9,326        673,337
    Apple, Inc........................................ 1,193,559    227,122,342
    Applied Materials, Inc............................   164,824      8,015,391
#*  Applied Optoelectronics, Inc......................     9,865        379,112
*   Arista Networks, Inc..............................    18,089      4,625,900
*   ARRIS International P.L.C.........................   153,620      3,880,441

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CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
INFORMATION TECHNOLOGY -- (Continued)
*   Arrow Electronics, Inc...............................    76,010 $ 5,764,598
*   Aspen Technology, Inc................................    42,849   4,104,506
    AstroNova, Inc.......................................     3,998      72,364
*   Asure Software, Inc..................................     5,929      83,540
*   Atlassian Corp. P.L.C., Class A......................     3,675     266,107
*   Autodesk, Inc........................................    18,873   2,424,048
    Automatic Data Processing, Inc.......................    40,443   5,459,401
#*  AutoWeb, Inc.........................................     3,801      14,748
#*  Avid Technology, Inc.................................    42,376     237,729
    Avnet, Inc...........................................   110,063   4,826,263
    AVX Corp.............................................   117,260   2,436,663
*   Aware, Inc...........................................     6,547      24,551
*   Axcelis Technologies, Inc............................    36,882     811,404
#*  AXT, Inc.............................................    56,385     425,707
    Badger Meter, Inc....................................    28,909   1,507,604
    Bel Fuse, Inc., Class A..............................     1,600      31,360
    Bel Fuse, Inc., Class B..............................    10,720     241,200
#   Belden, Inc..........................................    53,148   3,441,333
    Benchmark Electronics, Inc...........................    52,100   1,260,820
    BK Technologies, Inc.................................       766       2,719
*   Black Knight, Inc....................................    70,048   3,617,979
#   Blackbaud, Inc.......................................    30,889   3,083,031
    Booz Allen Hamilton Holding Corp.....................    97,819   4,623,904
*   Bottomline Technologies de, Inc......................    17,340     934,626
    Broadcom, Inc........................................    65,997  14,636,155
    Broadridge Financial Solutions, Inc..................    58,348   6,592,157
    Brooks Automation, Inc...............................    74,905   2,290,595
*   BSQUARE Corp.........................................    12,344      28,391
    CA, Inc..............................................   202,085   8,934,178
    Cabot Microelectronics Corp..........................    22,912   2,759,750
*   CACI International, Inc., Class A....................    24,183   4,236,862
*   Cadence Design Systems, Inc..........................    96,715   4,264,164
#*  CalAmp Corp..........................................    15,938     362,749
*   Calix, Inc...........................................    58,681     413,701
#*  Carbonite, Inc.......................................    27,006     926,306
*   Cardtronics P.L.C., Class A..........................    49,006   1,240,832
#*  Cars.com, Inc........................................    90,914   2,579,230
    Cass Information Systems, Inc........................    12,199     821,603
    CCUR Holdings, Inc...................................     5,474      28,082
    CDK Global, Inc......................................    25,892   1,616,955
    CDW Corp.............................................    75,620   6,358,886
*   CEVA, Inc............................................    15,931     479,523
#*  Ciena Corp...........................................   160,071   4,065,803
*   Cirrus Logic, Inc....................................    81,044   3,505,963
    Cisco Systems, Inc................................... 1,672,490  70,729,602
*   Cision, Ltd..........................................     3,177      47,909
*   Citrix Systems, Inc..................................    26,443   2,907,937
#*  Clearfield, Inc......................................     7,734     100,155
    Cognex Corp..........................................    98,102   5,177,824
    Cognizant Technology Solutions Corp., Class A........   165,341  13,475,291
#*  Coherent, Inc........................................    21,708   3,431,166
#   Cohu, Inc............................................    24,624     620,032
*   CommScope Holding Co., Inc...........................   132,566   4,256,694
    Communications Systems, Inc..........................     6,432      23,220
*   Computer Task Group, Inc.............................    11,157      67,165
*   comScore, Inc........................................     1,000      20,000
    Comtech Telecommunications Corp......................    14,182     476,515
*   Conduent, Inc........................................   145,207   2,607,918
*   Control4 Corp........................................    17,271     439,202

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T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
    Convergys Corp....................................... 113,018 $ 2,780,243
*   CoreLogic, Inc.......................................  99,910   4,865,617
    Corning, Inc......................................... 290,852   9,650,469
*   Cray, Inc............................................  48,643   1,213,643
#*  Cree, Inc............................................ 111,609   5,262,364
    CSG Systems International, Inc.......................  39,407   1,602,683
    CTS Corp.............................................  35,166   1,227,293
#*  CyberOptics Corp.....................................   4,601      86,269
#   Cypress Semiconductor Corp........................... 282,554   5,032,287
    Daktronics, Inc......................................  45,909     394,358
#*  DASAN Zhone Solutions, Inc...........................   5,559      51,532
*   Data I/O Corp........................................   5,845      29,634
*   Dell Technologies, Inc., Class V.....................  56,665   5,242,646
*   DHI Group, Inc.......................................  38,113      80,037
#   Diebold Nixdorf, Inc.................................  59,597     676,426
*   Digi International, Inc..............................  26,824     362,124
*   Diodes, Inc..........................................  61,941   2,301,728
    Dolby Laboratories, Inc., Class A....................  49,331   3,179,383
*   DSP Group, Inc.......................................  20,898     261,225
    DXC Technology Co.................................... 138,620  11,746,659
*   eBay, Inc............................................ 263,301   8,807,418
#   Ebix, Inc............................................  21,473   1,703,883
*   EchoStar Corp., Class A..............................  45,300   2,038,047
*   Edgewater Technology, Inc............................   4,254      21,780
*   eGain Corp...........................................   3,704      48,152
#*  Electro Scientific Industries, Inc...................  43,500     784,305
*   Electronic Arts, Inc.................................  40,781   5,250,554
#*  Electronics For Imaging, Inc.........................  50,936   1,737,936
#*  Ellie Mae, Inc.......................................   9,257     918,480
*   EMCORE Corp..........................................  21,229     107,206
*   Endurance International Group Holdings, Inc..........  99,191     813,366
    Entegris, Inc........................................ 123,096   4,326,824
#*  Envestnet, Inc.......................................   6,398     374,923
*   EPAM Systems, Inc....................................  24,174   3,147,697
*   ePlus, Inc...........................................  17,759   1,751,925
*   Etsy, Inc............................................   2,430      99,290
*   Euronet Worldwide, Inc...............................  45,560   4,188,786
*   Everi Holdings, Inc..................................  19,215     141,230
    EVERTEC, Inc.........................................  47,140   1,098,362
*   Evolving Systems, Inc................................   1,300       3,380
*   ExlService Holdings, Inc.............................  34,686   2,068,673
*   Extreme Networks, Inc................................  14,110     119,935
*   F5 Networks, Inc.....................................  21,667   3,713,290
#*  Fabrinet.............................................  50,625   1,980,450
*   Facebook, Inc., Class A.............................. 277,899  47,959,809
*   Fair Isaac Corp......................................  28,227   5,686,611
*   FARO Technologies, Inc...............................  19,942   1,298,224
    Fidelity National Information Services, Inc.......... 111,260  11,474,244
#*  Finisar Corp......................................... 144,554   2,435,735
*   Finjan Holdings, Inc.................................  14,482      57,928
*   First Data Corp., Class A............................  39,777     925,213
*   First Solar, Inc.....................................  78,838   4,127,169
*   Fiserv, Inc.......................................... 141,468  10,678,005
#*  Fitbit, Inc., Class A................................ 244,540   1,450,122
*   FleetCor Technologies, Inc...........................  40,171   8,717,107
*   Flex, Ltd............................................ 336,356   4,695,530
    FLIR Systems, Inc.................................... 116,230   6,811,078
*   FormFactor, Inc......................................  97,119   1,257,691
*   Fortinet, Inc........................................  36,878   2,319,995

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
INFORMATION TECHNOLOGY -- (Continued)
*   Frequency Electronics, Inc...........................     4,145 $    34,404
#*  Gartner, Inc.........................................    18,103   2,451,689
    Genpact, Ltd.........................................   169,717   5,156,002
    Global Payments, Inc.................................   102,877  11,580,864
    GlobalSCAPE, Inc.....................................     3,392      12,449
*   Globant SA...........................................    10,984     608,953
*   Glu Mobile, Inc......................................    89,155     475,196
*   GoDaddy, Inc., Class A...............................    36,408   2,680,357
*   GrubHub, Inc.........................................    46,987   5,727,245
*   GSE Systems, Inc.....................................     8,763      25,851
*   GSI Technology, Inc..................................    14,940     102,339
#*  GTT Communications, Inc..............................    60,847   2,704,649
#*  Guidewire Software, Inc..............................    16,887   1,455,659
    Hackett Group, Inc. (The)............................    41,660     751,130
#*  Harmonic, Inc........................................    87,598     402,951
    Hewlett Packard Enterprise Co........................   616,923   9,525,291
    HP, Inc..............................................   337,258   7,783,915
#*  HubSpot, Inc.........................................     3,949     490,071
*   IAC/InterActiveCorp..................................    74,565  10,979,696
#*  Ichor Holdings, Ltd..................................    30,018     630,378
*   ID Systems, Inc......................................     4,988      33,918
*   IEC Electronics Corp.................................     4,588      23,766
#*  II-VI, Inc...........................................    63,935   2,506,252
*   Immersion Corp.......................................     3,212      45,096
*   Imperva Inc..........................................       914      42,273
*   Infinera Corp........................................   185,917   1,546,829
*   Information Services Group, Inc......................    16,090      65,969
#*  Inphi Corp...........................................    13,881     436,419
#*  Inseego Corp.........................................    10,653      20,028
*   Insight Enterprises, Inc.............................    37,341   1,877,132
*   Integrated Device Technology, Inc....................   118,102   4,066,252
    Intel Corp........................................... 1,852,635  89,111,743
    InterDigital, Inc....................................    55,966   4,614,397
#*  Internap Corp........................................    23,053     227,764
    International Business Machines Corp.................   200,795  29,101,219
*   inTEST Corp..........................................     2,800      20,300
*   Intevac, Inc.........................................    12,535      58,915
    Intuit, Inc..........................................    20,374   4,161,186
*   IPG Photonics Corp...................................    38,485   6,313,079
#*  Iteris, Inc..........................................     3,900      19,149
*   Itron, Inc...........................................    43,548   2,665,138
#   j2 Global, Inc.......................................    55,871   4,740,096
    Jabil, Inc...........................................   243,345   6,855,029
    Jack Henry & Associates, Inc.........................    43,188   5,817,424
    Juniper Networks, Inc................................   173,224   4,562,720
*   KEMET Corp...........................................    69,897   1,816,623
*   Key Tronic Corp......................................     5,745      46,420
*   Keysight Technologies, Inc...........................   115,835   6,718,430
*   Kimball Electronics, Inc.............................    17,079     347,558
    KLA-Tencor Corp......................................    47,962   5,631,698
*   Knowles Corp.........................................   116,407   2,020,826
#*  Kopin Corp...........................................    39,747     121,626
    Kulicke & Soffa Industries, Inc......................    86,453   2,278,901
*   KVH Industries, Inc..................................    13,737     170,339
#   Lam Research Corp....................................    56,556  10,781,836
*   Lattice Semiconductor Corp...........................   105,555     811,718
*   Leaf Group, Ltd......................................    27,296     319,363
    Leidos Holdings, Inc.................................    84,551   5,784,979
*   Limelight Networks, Inc..............................    76,314     340,360

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
INFORMATION TECHNOLOGY -- (Continued)
*   Liquidity Services, Inc.............................    28,323 $    199,677
#   Littelfuse, Inc.....................................    20,488    4,442,208
    LogMeIn, Inc........................................    34,582    2,802,871
#*  Lumentum Holdings, Inc..............................    28,616    1,495,186
*   Luna Innovations, Inc...............................     9,046       30,666
*   Luxoft Holding, Inc.................................    15,349      583,262
#*  MACOM Technology Solutions Holdings, Inc............    22,842      475,799
#*  MagnaChip Semiconductor Corp........................    16,223      188,187
#*  Manhattan Associates, Inc...........................    61,842    2,975,837
    ManTech International Corp., Class A................    33,094    1,980,676
    Marchex, Inc., Class B..............................    23,549       71,824
    Marvell Technology Group, Ltd.......................   328,968    7,010,308
    Mastercard, Inc., Class A...........................   167,153   33,096,294
#*  Match Group, Inc....................................    27,045      976,865
    Maxim Integrated Products, Inc......................    86,501    5,288,671
    MAXIMUS, Inc........................................    75,629    4,901,515
#*  MaxLinear, Inc......................................    36,427      630,551
#*  Maxwell Technologies, Inc...........................    11,611       53,294
#*  Meet Group, Inc.(The)...............................   111,428      452,398
#   Mesa Laboratories, Inc..............................     3,934      795,573
    Methode Electronics, Inc............................    42,516    1,668,753
#   Microchip Technology, Inc...........................    73,983    6,912,232
*   Micron Technology, Inc..............................   649,261   34,274,488
    Microsoft Corp...................................... 1,397,830  148,281,806
*   MicroStrategy, Inc., Class A........................     8,582    1,116,947
#*  Mimecast, Ltd.......................................     2,492       89,488
*   MINDBODY Inc........................................     1,900       70,965
    MKS Instruments, Inc................................    54,977    5,184,331
*   MoneyGram International, Inc........................    37,429      244,786
    Monolithic Power Systems, Inc.......................    24,423    3,240,444
    Monotype Imaging Holdings, Inc......................    32,740      676,081
    Motorola Solutions, Inc.............................    35,174    4,266,606
#   MTS Systems Corp....................................    17,914      976,761
*   Nanometrics, Inc....................................    22,470      846,220
*   Napco Security Technologies, Inc....................     7,089      112,006
    National Instruments Corp...........................    70,927    3,107,312
#*  NCR Corp............................................    91,724    2,560,934
#*  NeoPhotonics Corp...................................    27,598      175,799
    NetApp, Inc.........................................   122,597    9,503,719
*   NETGEAR, Inc........................................    35,804    2,357,693
*   NetScout Systems, Inc...............................   112,111    3,004,575
    Network-1 Technologies, Inc.........................     8,087       22,644
*   New Relic, Inc......................................     4,156      406,041
    NIC, Inc............................................    54,808      898,851
*   Novanta, Inc........................................    30,942    1,929,234
*   Nuance Communications, Inc..........................   181,644    2,682,882
*   Nutanix, Inc., Class A..............................    12,958      633,517
    NVE Corp............................................     3,642      389,038
    NVIDIA Corp.........................................   162,000   39,667,320
*   Oclaro, Inc.........................................   102,785      869,561
#*  Okta, Inc...........................................     7,869      390,696
*   ON Semiconductor Corp...............................   440,330    9,709,276
*   OneSpan, Inc........................................    30,903      503,719
    Oracle Corp.........................................   481,175   22,942,424
#*  OSI Systems, Inc....................................    18,239    1,454,743
*   Palo Alto Networks, Inc.............................     5,065    1,004,187
#*  PAR Technology Corp.................................     9,783      182,746
    Park Electrochemical Corp...........................    19,413      429,221
    Paychex, Inc........................................    62,809    4,335,077

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
#*  Paycom Software, Inc.................................  39,371 $ 4,183,169
*   Paylocity Holding Corp...............................  22,325   1,294,850
*   PayPal Holdings, Inc................................. 118,229   9,711,330
    PC Connection, Inc...................................  33,214   1,124,294
*   PCM, Inc.............................................  11,350     250,835
    PC-Tel, Inc..........................................  14,847      91,903
#*  PDF Solutions, Inc...................................  36,748     385,854
    Pegasystems, Inc.....................................  39,404   2,190,862
*   Perceptron, Inc......................................   8,358      84,917
*   Perficient, Inc......................................  47,526   1,250,884
    Perspecta, Inc.......................................  69,310   1,504,027
*   PFSweb, Inc..........................................  15,487     148,985
*   Photronics, Inc......................................  80,157     721,413
*   Pixelworks, Inc......................................   3,585      11,687
    Plantronics, Inc.....................................  30,422   2,088,775
*   Plexus Corp..........................................  42,331   2,515,308
    Power Integrations, Inc..............................  24,026   1,717,859
#*  Presidio, Inc........................................   2,783      38,851
*   PRGX Global, Inc.....................................  15,202     137,578
    Progress Software Corp...............................  58,751   2,161,449
*   Proofpoint, Inc......................................   2,844     324,358
*   PTC, Inc.............................................  49,041   4,507,358
*   Pure Storage, Inc., Class A..........................  21,413     463,806
    QAD, Inc., Class A...................................   9,085     452,433
    QAD, Inc., Class B...................................   1,920      74,880
*   Qorvo, Inc...........................................  79,280   6,481,933
    QUALCOMM, Inc........................................ 467,869  29,985,724
#*  Qualys, Inc..........................................  18,758   1,633,822
#*  Quantenna Communications, Inc........................   3,757      59,849
*   QuinStreet, Inc......................................  21,049     279,110
#*  Quotient Technology Inc..............................   3,296      48,616
*   Rambus, Inc.......................................... 133,874   1,654,683
*   RealNetworks, Inc....................................  68,817     247,053
#*  RealPage, Inc........................................  24,934   1,373,863
*   Red Hat, Inc.........................................  23,266   3,285,857
#*  Rhythmone P.L.C......................................   9,236      24,721
*   Ribbon Communications, Inc........................... 113,389     769,344
    Richardson Electronics, Ltd..........................   8,608      78,849
*   RingCentral, Inc., Class A...........................   6,933     511,309
*   Rogers Corp..........................................  18,677   2,177,178
*   Rosetta Stone, Inc...................................  22,951     337,380
*   Rubicon Project, Inc. (The)..........................  54,426     156,747
*   Rudolph Technologies, Inc............................  42,313   1,210,152
    Sabre Corp........................................... 191,280   4,709,314
*   salesforce.com, Inc..................................  27,620   3,788,083
*   Sanmina Corp.........................................  88,706   2,581,345
    Sapiens International Corp. NV.......................   1,708      17,627
*   ScanSource, Inc......................................  31,397   1,295,126
    Science Applications International Corp..............  47,695   4,024,027
*   Seachange International, Inc.........................  39,230     120,044
    Seagate Technology P.L.C.............................  61,098   3,214,977
*   Semtech Corp.........................................  65,379   3,102,234
*   ServiceNow, Inc......................................   7,840   1,379,526
*   ServiceSource International, Inc.....................  24,224      84,784
*   Shutterstock, Inc....................................  14,485     667,324
*   Sigma Designs, Inc...................................  42,216     255,407
*   Silicon Laboratories, Inc............................  29,127   2,774,347
    Skyworks Solutions, Inc.............................. 104,842   9,915,956
*   SMTC Corp............................................   8,334      20,668

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T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
#*  Snap, Inc., Class A..................................  76,081 $   951,012
#*  SolarEdge Technologies, Inc..........................  39,255   2,090,329
*   Splunk, Inc..........................................   7,924     761,496
*   SPS Commerce Inc.....................................     979      83,988
*   Square, Inc., Class A................................   9,357     604,930
    SS&C Technologies Holdings, Inc......................  83,532   4,433,043
*   Stamps.com, Inc......................................  12,900   3,366,900
#*  StarTek, Inc.........................................  10,612      81,500
*   Steel Connect, Inc...................................  53,705     113,855
#*  Stratasys, Ltd.......................................  64,399   1,250,629
#*  Super Micro Computer, Inc............................  60,201   1,330,442
*   Sykes Enterprises, Inc...............................  52,599   1,560,086
    Symantec Corp........................................ 156,816   3,170,820
#*  Synacor, Inc.........................................   3,670       6,606
#*  Synaptics, Inc.......................................  42,973   2,153,377
#*  Synchronoss Technologies, Inc........................  38,709     163,739
    SYNNEX Corp..........................................  42,077   4,059,168
*   Synopsys, Inc........................................  44,219   3,954,505
*   Syntel, Inc..........................................  67,118   2,724,320
*   Tableau Software, Inc., Class A......................  11,676   1,203,445
*   Take-Two Interactive Software, Inc................... 112,651  12,731,816
    TE Connectivity, Ltd................................. 140,789  13,173,627
*   Tech Data Corp.......................................  44,291   3,694,312
*   TechTarget, Inc......................................  12,291     349,310
*   Telaria, Inc.........................................  22,846      85,216
*   Telenav, Inc.........................................  35,217     190,172
#*  Teradata Corp........................................ 152,283   5,830,916
#   Teradyne, Inc........................................ 171,647   7,423,733
    TESSCO Technologies, Inc.............................   6,626     122,912
    Texas Instruments, Inc............................... 153,700  17,109,884
    TiVo Corp............................................ 101,944   1,238,620
    Total System Services, Inc........................... 115,925  10,611,774
#*  Trade Desk, Inc. (The), Class A......................   6,752     569,329
    TransAct Technologies, Inc...........................   6,652      73,505
    Travelport Worldwide, Ltd............................  85,633   1,618,464
*   Travelzoo............................................   9,333     121,329
*   Trimble, Inc.........................................  75,411   2,662,008
*   TrueCar Inc..........................................  11,593     128,914
    TTEC Holdings, Inc...................................  53,568   1,722,211
#*  TTM Technologies, Inc................................ 128,870   2,237,183
*   Twilio Inc...........................................   3,895     225,482
*   Twitter, Inc......................................... 137,314   4,376,197
#*  Tyler Technologies, Inc..............................  10,040   2,258,900
#*  Ubiquiti Networks, Inc...............................  40,771   3,366,869
#*  Ultimate Software Group, Inc. (The)..................   5,834   1,615,376
#*  Ultra Clean Holdings, Inc............................  44,590     598,398
#*  Unisys Corp..........................................     222       2,853
#   Universal Display Corp...............................  14,522   1,398,469
*   Veeco Instruments, Inc...............................  59,239     867,851
*   VeriFone Systems, Inc................................  86,410   1,978,789
*   Verint Systems, Inc..................................  52,741   2,368,071
*   VeriSign, Inc........................................  14,100   2,047,743
    Versum Materials, Inc................................  42,143   1,624,613
#*  ViaSat, Inc..........................................  39,920   2,807,973
*   Viavi Solutions, Inc................................. 203,831   2,062,770
*   Virtusa Corp.........................................  34,357   1,815,080
#   Visa, Inc., Class A.................................. 350,018  47,861,461
#   Vishay Intertechnology, Inc.......................... 150,206   3,755,150
*   Vishay Precision Group, Inc..........................  10,529     420,107

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CONTINUED

                                                         SHARES      VALUE+
                                                         ------- --------------
INFORMATION TECHNOLOGY -- (Continued)
*   VMware, Inc., Class A...............................   6,687 $      966,873
    Wayside Technology Group, Inc.......................   3,335         45,023
*   Web.com Group, Inc..................................  65,148      1,638,472
    Western Digital Corp................................ 137,501      9,645,695
#   Western Union Co. (The)............................. 151,075      3,045,672
*   WEX, Inc............................................  37,378      7,095,092
#*  Workday, Inc., Class A..............................   3,900        483,678
*   Worldpay, Inc., Class A.............................  62,995      5,177,559
*   Xcerra Corp.........................................  50,500        719,120
    Xerox Corp.......................................... 173,641      4,509,457
    Xilinx, Inc.........................................  95,771      6,902,216
*   XO Group, Inc.......................................  26,370        743,107
    Xperi Corp..........................................  46,332        771,428
*   Yelp, Inc...........................................  23,924        882,317
*   Zebra Technologies Corp., Class A...................  53,438      7,370,703
#*  Zedge, Inc., Class B................................   8,851         26,287
*   Zendesk, Inc........................................   6,772        368,871
#*  Zillow Group, Inc., Class C.........................  50,781      2,828,502
#*  Zillow Group, Inc., Class A.........................  33,294      1,876,783
*   Zix Corp............................................  42,901        229,091
*   Zynga, Inc., Class A................................ 715,494      2,711,722
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY............................          1,887,548,870
                                                                 --------------
MATERIALS -- (4.2%)
    A Schulman, Inc.....................................  27,726      1,201,922
#   Advanced Emissions Solutions, Inc...................   1,692         19,204
*   AdvanSix, Inc.......................................  51,271      2,074,937
*   AgroFresh Solutions, Inc............................   4,292         30,516
    Air Products & Chemicals, Inc.......................  28,198      4,629,266
#*  AK Steel Holding Corp............................... 284,493      1,317,203
#   Albemarle Corp......................................  57,380      5,405,196
*   Alcoa Corp..........................................  87,091      3,768,428
#*  Allegheny Technologies, Inc.........................  96,034      2,669,745
    American Vanguard Corp..............................  40,452        877,808
*   Ampco-Pittsburgh Corp...............................  13,989        147,584
    AptarGroup, Inc.....................................  73,152      7,492,959
    Ashland Global Holdings, Inc........................  39,372      3,232,835
    Avery Dennison Corp.................................  79,803      9,151,808
#*  Axalta Coating Systems, Ltd......................... 134,914      4,081,148
    Balchem Corp........................................  30,850      3,093,946
#   Ball Corp........................................... 119,506      4,657,149
    Bemis Co., Inc...................................... 108,679      4,989,453
*   Berry Global Group, Inc.............................  62,062      3,031,729
    Boise Cascade Co....................................  49,459      2,139,102
    Cabot Corp..........................................  53,163      3,514,074
    Carpenter Technology Corp...........................  59,378      3,252,133
    Celanese Corp., Series A............................  75,964      8,972,108
*   Century Aluminum Co................................. 111,484      1,428,110
    CF Industries Holdings, Inc......................... 115,649      5,137,129
    Chase Corp..........................................   9,793      1,209,435
    Chemours Co. (The)..................................  70,499      3,229,559
*   Clearwater Paper Corp...............................  20,022        452,497
#*  Cleveland-Cliffs, Inc............................... 223,135      2,407,627
*   Coeur Mining, Inc................................... 232,382      1,626,674
    Commercial Metals Co................................ 149,600      3,342,064
#   Compass Minerals International, Inc.................  42,409      2,877,451
*   Contango ORE, Inc...................................     780         17,550
    Core Molding Technologies, Inc......................   6,699         90,102
#*  Crown Holdings, Inc.................................  56,202      2,544,265

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T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
MATERIALS -- (Continued)
    Domtar Corp..........................................  80,327 $ 3,873,368
    DowDuPont, Inc....................................... 412,036  28,335,716
    Eagle Materials, Inc.................................  41,526   4,125,608
    Eastman Chemical Co..................................  86,161   8,928,003
    Ecolab, Inc..........................................  27,891   3,924,264
*   Ferro Corp........................................... 109,934   2,475,714
    Ferroglobe P.L.C..................................... 140,724   1,146,901
#*  Flotek Industries, Inc...............................  62,814     194,723
    FMC Corp.............................................  41,425   3,723,279
    Freeport-McMoRan, Inc................................ 706,053  11,649,874
    Friedman Industries, Inc.............................   5,121      53,207
    FutureFuel Corp......................................  38,655     531,893
*   GCP Applied Technologies, Inc........................  69,715   2,032,192
    Gold Resource Corp...................................  70,007     458,546
    Graphic Packaging Holding Co......................... 456,613   6,634,587
    Greif, Inc., Class A.................................  37,608   2,047,756
    Greif, Inc., Class B.................................   9,985     577,632
    Hawkins, Inc.........................................  12,128     452,374
    Haynes International, Inc............................  15,440     655,582
#   HB Fuller Co.........................................  62,098   3,519,715
    Hecla Mining Co...................................... 508,969   1,628,701
    Huntsman Corp........................................ 345,609  11,588,270
*   Ingevity Corp........................................  34,911   3,479,579
    Innophos Holdings, Inc...............................  25,167   1,137,045
    Innospec, Inc........................................  25,734   2,083,167
    International Flavors & Fragrances, Inc..............  13,610   1,806,864
    International Paper Co............................... 218,342  11,731,516
#*  Intrepid Potash, Inc................................. 153,694     656,273
    Kaiser Aluminum Corp.................................  12,565   1,402,505
    KapStone Paper and Packaging Corp.................... 139,610   4,855,636
    KMG Chemicals, Inc...................................  15,539   1,115,700
*   Koppers Holdings, Inc................................  24,108     905,255
*   Kraton Corp..........................................  40,048   1,925,908
    Kronos Worldwide, Inc................................  88,571   2,014,105
    Louisiana-Pacific Corp............................... 144,414   3,887,625
#*  LSB Industries, Inc..................................  16,070     105,580
    LyondellBasell Industries NV, Class A................  58,661   6,499,052
#   Martin Marietta Materials, Inc.......................  26,524   5,289,416
    Materion Corp........................................  26,150   1,639,605
    Mercer International, Inc............................  83,349   1,496,115
    Minerals Technologies, Inc...........................  43,020   3,252,312
    Mosaic Co. (The)..................................... 153,756   4,629,593
    Myers Industries, Inc................................  72,021   1,552,053
    Neenah, Inc..........................................  22,884   2,009,215
#   NewMarket Corp.......................................   6,400   2,620,416
    Newmont Mining Corp.................................. 244,073   8,952,598
    Northern Technologies International Corp.............   1,328      50,331
    Nucor Corp........................................... 118,240   7,913,803
    Olin Corp............................................ 234,289   6,913,868
    Olympic Steel, Inc...................................  16,080     355,529
*   OMNOVA Solutions, Inc................................  63,080     589,798
*   Owens-Illinois, Inc.................................. 206,316   3,853,983
    Packaging Corp. of America...........................  60,404   6,819,612
    PH Glatfelter Co.....................................  41,831     684,773
#*  Platform Specialty Products Corp..................... 302,466   3,738,480
    PolyOne Corp.........................................  93,130   4,176,880
    PPG Industries, Inc..................................  25,622   2,835,331
*   PQ Group Holdings, Inc...............................   3,040      54,781
    Praxair, Inc.........................................  34,316   5,747,930

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CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
MATERIALS -- (Continued)
    Quaker Chemical Corp.................................  15,831 $  2,810,636
#   Rayonier Advanced Materials, Inc.....................  61,501    1,109,478
    Reliance Steel & Aluminum Co.........................  71,129    6,415,836
*   Resolute Forest Products, Inc........................  17,670      179,351
#   Royal Gold, Inc......................................  47,315    4,003,322
#   RPM International, Inc...............................  87,366    5,623,749
*   Ryerson Holding Corp.................................  34,253      395,622
#   Schnitzer Steel Industries, Inc., Class A............  31,040    1,022,768
    Schweitzer-Mauduit International, Inc................  39,405    1,634,913
#   Scotts Miracle-Gro Co. (The).........................  42,376    3,365,926
#   Sealed Air Corp......................................  86,098    3,794,339
    Sensient Technologies Corp...........................  53,745    3,727,753
    Sherwin-Williams Co. (The)...........................   9,546    4,207,209
    Silgan Holdings, Inc................................. 128,720    3,541,087
    Sonoco Products Co................................... 111,793    6,240,285
    Southern Copper Corp.................................  18,449      910,643
    Steel Dynamics, Inc.................................. 171,745    8,087,472
    Stepan Co............................................  28,889    2,530,099
#*  Summit Materials, Inc., Class A...................... 115,207    2,891,696
*   SunCoke Energy, Inc.................................. 114,410    1,305,418
    Synalloy Corp........................................   5,922      127,915
#*  TimkenSteel Corp.....................................  67,070      932,273
*   Trecora Resources....................................  15,049      225,735
    Tredegar Corp........................................  24,492      638,017
    Trinseo SA...........................................  41,879    3,128,361
    Tronox, Ltd., Class A................................  96,075    1,772,584
*   UFP Technologies, Inc................................   3,192      104,378
    United States Lime & Minerals, Inc...................   5,417      420,901
    United States Steel Corp............................. 137,736    5,017,722
*   Universal Stainless & Alloy Products, Inc............   9,341      279,389
#*  US Concrete, Inc.....................................  21,479    1,084,689
    Valvoline, Inc....................................... 100,324    2,266,319
*   Verso Corp., Class A.................................  29,319      611,888
    Vulcan Materials Co..................................  44,838    5,021,856
#   Warrior Met Coal, Inc................................   6,332      163,809
    Westlake Chemical Corp...............................  79,109    8,482,067
    WestRock Co.......................................... 125,734    7,290,057
    Worthington Industries, Inc..........................  77,854    3,645,124
    WR Grace & Co........................................  33,544    2,477,560
                                                                  ------------
TOTAL MATERIALS..........................................          428,941,099
                                                                  ------------
REAL ESTATE -- (0.4%)
    Alexander & Baldwin, Inc.............................  77,276    1,850,760
*   Altisource Asset Management Corp.....................     743       48,704
#*  Altisource Portfolio Solutions SA....................   8,399      279,771
*   CBRE Group, Inc., Class A............................ 182,441    9,085,562
    CKX Lands, Inc.......................................      39          419
#   Consolidated-Tomoka Land Co..........................   5,564      364,498
*   CorePoint Lodging, Inc...............................  46,113    1,164,814
#*  Five Point Holdings LLC..............................     922       10,317
#*  Forestar Group, Inc..................................   2,633       59,769
*   FRP Holdings, Inc....................................   7,531      489,515
    Griffin Industrial Realty, Inc.......................   3,069      127,701
    HFF, Inc., Class A...................................  68,990    3,105,240
*   Howard Hughes Corp. (The)............................  32,393    4,390,871
    Jones Lang LaSalle, Inc..............................  37,280    6,375,253
#   Kennedy-Wilson Holdings, Inc......................... 174,667    3,650,540
*   Marcus & Millichap, Inc..............................  43,695    1,756,976
*   Rafael Holdings, Inc., Class B.......................  16,232      147,711

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CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
REAL ESTATE -- (Continued)
    RE/MAX Holdings, Inc., Class A......................    18,971 $    963,727
#   Realogy Holdings Corp...............................   162,077    3,544,624
#   RMR Group, Inc. (The), Class A......................    10,435      905,758
#*  St Joe Co. (The)....................................    53,373      942,033
*   Stratus Properties, Inc.............................     7,316      225,333
*   Tejon Ranch Co......................................    34,268      801,871
*   Trinity Place Holdings, Inc.........................    16,037      103,118
                                                                   ------------
TOTAL REAL ESTATE.......................................             40,394,885
                                                                   ------------
TELECOMMUNICATIONS SERVICES -- (2.1%)
*   Alaska Communications Systems Group, Inc............    33,007       53,141
    AT&T, Inc........................................... 3,161,807  101,082,970
    ATN International, Inc..............................    23,710    1,514,595
*   Boingo Wireless, Inc................................    43,754    1,011,155
#   CenturyLink, Inc....................................   500,429    9,393,052
#*  Cincinnati Bell, Inc................................    36,332      485,032
#   Cogent Communications Holdings, Inc.................    33,553    1,743,078
#   Consolidated Communications Holdings, Inc...........   103,760    1,321,903
#   Frontier Communications Corp........................    25,615      133,710
    IDT Corp., Class B..................................    32,465      170,441
#*  Iridium Communications, Inc.........................    44,017      761,494
*   ORBCOMM, Inc........................................    62,757      599,957
#*  pdvWireless, Inc....................................       690       20,631
#   Shenandoah Telecommunications Co....................    81,706    2,696,298
    Spok Holdings, Inc..................................    19,425      281,663
#*  Sprint Corp.........................................   290,563    1,577,757
    Telephone & Data Systems, Inc.......................   134,058    3,384,965
*   T-Mobile US, Inc....................................   115,500    6,930,000
*   United States Cellular Corp.........................    22,805      783,580
    Verizon Communications, Inc......................... 1,334,445   68,910,740
*   Vonage Holdings Corp................................   206,648    2,647,161
#   Windstream Holdings, Inc............................    28,210       99,299
*   Zayo Group Holdings, Inc............................   158,579    5,881,695
                                                                   ------------
TOTAL TELECOMMUNICATIONS SERVICES.......................            211,484,317
                                                                   ------------
UTILITIES -- (1.7%)
    AES Corp............................................   176,437    2,357,198
    ALLETE, Inc.........................................    23,303    1,806,682
    Alliant Energy Corp.................................    39,365    1,691,514
    Ameren Corp.........................................    38,281    2,375,719
    American Electric Power Co., Inc....................    37,600    2,674,864
#   American States Water Co............................    26,118    1,570,214
    American Water Works Co., Inc.......................    27,481    2,425,198
#   Aqua America, Inc...................................    75,684    2,795,767
    Artesian Resources Corp., Class A...................     6,355      234,436
    Atlantica Yield PLC.................................    82,046    1,686,045
    Atmos Energy Corp...................................    35,933    3,301,165
    Avangrid, Inc.......................................    24,409    1,221,915
    Avista Corp.........................................    39,964    2,021,379
#   Black Hills Corp....................................    45,735    2,742,728
    California Water Service Group......................    39,559    1,625,875
    CenterPoint Energy, Inc.............................    67,859    1,932,624
    Chesapeake Utilities Corp...........................    13,090    1,097,596
    CMS Energy Corp.....................................    43,000    2,078,620
    Connecticut Water Service, Inc......................    10,735      691,549
    Consolidated Edison, Inc............................    36,546    2,884,576
    Consolidated Water Co., Ltd.........................     8,030      112,822
#   Dominion Energy, Inc................................    48,949    3,510,133

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CONTINUED

                                                         SHARES      VALUE+
                                                         ------- --------------
UTILITIES -- (Continued)
    DTE Energy Co.......................................  26,133 $    2,836,476
    Duke Energy Corp....................................  50,672      4,135,849
    Edison International................................  24,797      1,652,224
    El Paso Electric Co.................................  35,161      2,190,530
    Entergy Corp........................................  31,223      2,537,805
    Evergy, Inc.........................................  85,366      4,788,179
    Eversource Energy...................................  45,056      2,735,800
    Exelon Corp.........................................  70,755      3,007,087
#   FirstEnergy Corp....................................  64,273      2,277,192
#   Genie Energy, Ltd., Class B.........................  12,764         66,373
    Hawaiian Electric Industries, Inc...................  45,762      1,609,450
    IDACORP, Inc........................................  27,260      2,568,982
    MDU Resources Group, Inc............................ 123,072      3,569,088
    MGE Energy, Inc.....................................  30,533      1,954,112
    Middlesex Water Co..................................  14,184        628,209
#   National Fuel Gas Co................................  37,254      2,000,540
#   New Jersey Resources Corp...........................  62,225      2,877,906
    NextEra Energy, Inc.................................  36,470      6,110,184
    NiSource, Inc....................................... 106,538      2,789,165
    Northwest Natural Gas Co............................  24,831      1,617,740
    NorthWestern Corp...................................  41,554      2,465,399
    NRG Energy, Inc..................................... 368,666     11,675,652
    NRG Yield, Inc., Class A............................  17,123        316,433
    NRG Yield, Inc., Class C............................  31,709        589,787
    OGE Energy Corp.....................................  77,354      2,803,309
    ONE Gas, Inc........................................  29,343      2,260,585
#   Ormat Technologies, Inc.............................  52,901      2,869,879
    Otter Tail Corp.....................................  33,995      1,645,358
#   Pattern Energy Group, Inc., Class A.................  84,631      1,571,598
    PG&E Corp...........................................  33,562      1,445,851
    Pinnacle West Capital Corp..........................  17,358      1,396,104
    PNM Resources, Inc..................................  68,383      2,690,871
    Portland General Electric Co........................  46,304      2,100,349
#   PPL Corp............................................  69,721      2,005,873
    Public Service Enterprise Group, Inc................  50,049      2,580,526
*   Pure Cycle Corp.....................................  13,614        147,712
    RGC Resources, Inc..................................   4,261        120,885
    SCANA Corp..........................................  22,031        881,020
#   Sempra Energy.......................................  18,649      2,155,638
    SJW Corp............................................  17,482      1,130,736
#   South Jersey Industries, Inc........................  72,979      2,476,177
#   Southern Co. (The)..................................  77,191      3,751,483
    Southwest Gas Holdings, Inc.........................  25,612      2,002,858
#   Spark Energy, Inc., Class A.........................   6,094         52,104
    Spire, Inc..........................................  23,955      1,715,178
    UGI Corp............................................  97,055      5,157,503
    Unitil Corp.........................................  12,837        653,532
    Vectren Corp........................................  32,908      2,351,935
*   Vistra Energy Corp.................................. 298,203      6,739,388
#   WEC Energy Group, Inc...............................  42,285      2,806,455
    Xcel Energy, Inc....................................  56,192      2,633,157
    York Water Co. (The)................................   9,812        304,172
                                                                 --------------
TOTAL UTILITIES.........................................            168,289,017
                                                                 --------------
TOTAL COMMON STOCKS.....................................          9,583,330,462
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)

CONSUMER DISCRETIONARY -- (0.0%)
>>  Media General, Inc. Contingent Value Rights.........  38,671          3,867
                                                                 --------------

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES       VALUE+
                                                     ---------- ---------------
HEALTHCARE -- (0.0%)
>>    DYAX Corp. CVR................................     15,216 $        51,278
                                                                ---------------
INFORMATION TECHNOLOGY -- (0.0%)
*     SMTC Corp. Rights.............................      2,778             639
                                                                ---------------
TOTAL RIGHTS/WARRANTS...............................                     55,784
                                                                ---------------
PREFERRED STOCKS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
      GCI Liberty, Inc..............................      9,450         235,022
                                                                ---------------
TOTAL INVESTMENT SECURITIES.........................              9,583,621,268
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional U.S. Government
        Money Market Fund, 1.830%................... 27,487,154      27,487,154
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (4.9%)
@(S)  DFA Short Term Investment Fund................ 43,399,364     502,174,042
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,836,736,645)^^...........................            $10,113,282,464
                                                                ===============

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             ---------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                             -------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary... $1,429,832,615           --   --    $ 1,429,832,615
   Consumer Staples.........    510,751,600           --   --        510,751,600
   Energy...................    619,011,252           --   --        619,011,252
   Financials...............  1,769,510,281 $     21,053   --      1,769,531,334
   Healthcare...............  1,116,250,642           --   --      1,116,250,642
   Industrials..............  1,401,294,831           --   --      1,401,294,831
   Information Technology...  1,887,548,870           --   --      1,887,548,870
   Materials................    428,941,099           --   --        428,941,099
   Real Estate..............     40,394,885           --   --         40,394,885
   Telecommunications
     Services...............    211,484,317           --   --        211,484,317
   Utilities................    168,289,017           --   --        168,289,017
Preferred Stocks
   Consumer Discretionary...        235,022           --   --            235,022
Rights/Warrants
   Healthcare...............             --       51,278   --             51,278
   Consumer Discretionary...             --        3,867   --              3,867
   Information Technology...             --          639   --                639
Temporary Cash Investments..     27,487,154           --   --         27,487,154
Securities Lending
  Collateral................             --  502,174,042   --        502,174,042
                             -------------- ------------   --    ---------------
TOTAL....................... $9,611,031,585 $502,250,879   --    $10,113,282,464
                             ============== ============   ==    ===============

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2018
                                  (UNAUDITED)

                                                           SHARES     VALUE>>
                                                          --------- ------------
COMMON STOCKS -- (98.7%)

AUSTRALIA -- (5.6%)
    AMP, Ltd.............................................   456,106 $  1,153,504
    Aurizon Holdings, Ltd................................   173,465      587,543
    Australia & New Zealand Banking Group, Ltd........... 2,759,407   59,988,603
    Bank of Queensland, Ltd..............................   472,654    3,907,535
    Bendigo & Adelaide Bank, Ltd.........................   577,532    5,030,484
    BHP Billiton, Ltd....................................   388,773   10,153,399
    BlueScope Steel, Ltd.................................   822,460   10,807,008
    Boral, Ltd...........................................   921,705    4,555,042
    Crown Resorts, Ltd...................................   151,556    1,522,056
    Downer EDI, Ltd......................................   549,688    3,019,390
    Fortescue Metals Group, Ltd.......................... 2,823,297    9,182,898
    Harvey Norman Holdings, Ltd..........................   308,370      814,368
    Incitec Pivot, Ltd................................... 1,800,456    5,076,500
    National Australia Bank, Ltd.........................   750,950   15,811,432
    Newcrest Mining, Ltd.................................   646,466   10,385,521
    Oil Search, Ltd......................................   448,880    2,994,362
*   Origin Energy, Ltd...................................   694,494    5,039,066
    QBE Insurance Group, Ltd.............................   832,188    6,249,118
    Rio Tinto, Ltd.......................................     8,294      501,266
*   Santos, Ltd.......................................... 1,226,989    5,811,974
    South32, Ltd., ADR...................................   181,405    2,423,571
    South32, Ltd......................................... 5,066,543   13,484,011
    Star Entertainment Grp, Ltd. (The)................... 1,119,623    4,130,870
    Suncorp Group, Ltd...................................   708,565    7,883,964
    Tabcorp Holdings, Ltd................................ 1,171,579    4,069,137
    Whitehaven Coal, Ltd................................. 1,275,527    5,155,576
    Woodside Petroleum, Ltd..............................   999,080   26,778,745
                                                                    ------------
TOTAL AUSTRALIA..........................................            226,516,943
                                                                    ------------
AUSTRIA -- (0.1%)
    Erste Group Bank AG..................................    37,596    1,623,822
    Raiffeisen Bank International AG.....................    86,834    2,895,495
    Verbund AG...........................................     6,100      240,509
    Voestalpine AG.......................................     2,244      112,279
                                                                    ------------
TOTAL AUSTRIA............................................              4,872,105
                                                                    ------------
BELGIUM -- (1.2%)
    Ageas................................................   214,159   11,486,455
    KBC Group NV.........................................   179,942   13,813,877
    Solvay SA............................................   105,506   14,454,382
    UCB SA...............................................   108,818    9,355,591
                                                                    ------------
TOTAL BELGIUM............................................             49,110,305
                                                                    ------------
CANADA -- (8.8%)
    ARC Resources, Ltd...................................   384,114    4,562,064
    Bank of Montreal.....................................   509,229   40,371,675
    Bank of Nova Scotia (The)............................    60,414    3,579,529
    Barrick Gold Corp....................................   849,172    9,517,568
    Barrick Gold Corp....................................   295,487    3,306,499
*   Bausch Health Cos., Inc..............................   467,473   10,162,863
    Cameco Corp..........................................   244,907    2,644,996
    Canadian Imperial Bank of Commerce...................    12,437    1,134,627
    Canadian Natural Resources, Ltd......................   666,089   24,405,501
    Cenovus Energy, Inc..................................    31,600      317,008

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
CANADA -- (Continued)
    Cenovus Energy, Inc..................................   429,409 $  4,311,266
    Crescent Point Energy Corp...........................   169,143    1,153,322
    Crescent Point Energy Corp...........................   511,738    3,484,936
    Empire Co., Ltd., Class A............................   116,867    2,409,481
    Enbridge Income Fund Holdings, Inc...................    53,900    1,349,934
    Encana Corp..........................................   625,386    8,629,495
    Encana Corp..........................................   146,858    1,973,771
    Fairfax Financial Holdings, Ltd......................    25,601   14,464,954
    First Quantum Minerals, Ltd..........................   488,872    7,625,172
    Genworth MI Canada, Inc..............................    35,600    1,253,122
    Goldcorp, Inc........................................   123,434    1,542,866
    Goldcorp, Inc........................................   549,164    6,864,550
    Great-West Lifeco, Inc...............................    59,863    1,479,491
    Husky Energy, Inc....................................   446,530    7,592,920
*   IAMGOLD Corp.........................................   381,928    2,099,231
    Imperial Oil, Ltd....................................   158,528    5,415,316
    Industrial Alliance Insurance & Financial Services,
      Inc................................................   155,214    6,383,479
*   Kinross Gold Corp.................................... 1,764,180    6,374,022
    Linamar Corp.........................................    62,849    2,872,255
    Lundin Mining Corp...................................   929,184    5,142,887
    Magna International, Inc.............................   265,238   16,121,166
    Manulife Financial Corp..............................   615,267   11,427,029
    Manulife Financial Corp..............................   723,627   13,430,517
    Nutrien, Ltd.........................................   233,353   12,650,077
*   Seven Generations Energy, Ltd., Class A..............   312,844    3,573,711
    Sun Life Financial, Inc..............................     6,205      253,762
    Sun Life Financial, Inc..............................   293,609   12,005,672
    Suncor Energy, Inc...................................   906,250   38,163,033
    Suncor Energy, Inc...................................   406,836   17,144,069
    Teck Resources, Ltd., Class A........................       600       15,613
    Teck Resources, Ltd., Class B........................   222,229    5,796,387
    Teck Resources, Ltd., Class B........................   592,686   15,427,617
    TMX Group, Ltd.......................................    24,700    1,588,501
    Tourmaline Oil Corp..................................   308,091    6,086,742
*   Turquoise Hill Resources, Ltd........................   636,294    1,765,785
    Wheaton Precious Metals Corp.........................    11,387      238,558
    Whitecap Resources, Inc..............................   422,098    2,787,271
    WSP Global, Inc......................................    63,644    3,617,510
    Yamana Gold, Inc.....................................   388,890    1,240,646
                                                                    ------------
TOTAL CANADA.............................................            355,758,466
                                                                    ------------
DENMARK -- (1.6%)
    AP Moller - Maersk A.S., Class A.....................     1,399    1,882,425
    AP Moller - Maersk A.S., Class B.....................     3,587    5,150,342
    Carlsberg A.S., Class B..............................    83,957   10,128,403
    Danske Bank A.S......................................   258,347    7,507,698
    DSV A.S..............................................   173,284   14,517,431
    H Lundbeck A.S.......................................    60,836    4,402,763
    ISS A.S..............................................   163,361    6,102,045
    Rockwool International A.S., Class B.................     3,649    1,461,071
    Tryg A.S.............................................    42,490    1,040,090
    Vestas Wind Systems A.S..............................   187,324   12,087,951
*   William Demant Holding A.S...........................    15,836      756,931
                                                                    ------------
TOTAL DENMARK............................................             65,037,150
                                                                    ------------
FINLAND -- (1.1%)
    Fortum Oyj...........................................   318,452    8,000,473
    Nokia Oyj............................................ 2,232,536   12,117,434

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
FINLAND -- (Continued)
    Sampo Oyj, Class A...................................    11,335 $    575,682
    Stora Enso Oyj, Class R..............................   434,913    7,177,114
    UPM-Kymmene Oyj......................................   423,289   15,015,177
                                                                    ------------
TOTAL FINLAND............................................             42,885,880
                                                                    ------------
FRANCE -- (10.0%)
    AXA SA...............................................   646,417   16,287,874
    BNP Paribas SA.......................................   778,765   50,518,332
    Bollore SA...........................................   794,790    3,695,200
    Bouygues SA..........................................   227,187    9,976,786
    Carrefour SA.........................................   475,030    8,516,706
    Casino Guichard Perrachon SA.........................     6,499      263,873
    Cie de Saint-Gobain..................................   362,842   16,131,341
    Cie Generale des Etablissements Michelin SCA.........    34,833    4,473,163
    CNP Assurances.......................................   219,913    5,135,447
    Credit Agricole SA...................................   331,375    4,655,872
    Electricite de France SA.............................   525,218    7,864,171
    Engie SA............................................. 1,196,455   19,321,006
    Natixis SA...........................................   858,034    6,155,047
    Orange SA............................................ 1,970,214   33,575,799
    Peugeot SA...........................................   931,406   26,751,805
    Renault SA...........................................   313,901   27,585,355
    Sanofi...............................................   132,810   11,553,978
    SCOR SE..............................................   104,207    4,054,039
    SES SA...............................................    34,395      687,091
    Societe Generale SA..................................   442,588   19,738,528
    Total SA............................................. 1,898,864  123,853,980
    Vivendi SA...........................................    81,761    2,118,352
                                                                    ------------
TOTAL FRANCE.............................................            402,913,745
                                                                    ------------
GERMANY -- (7.2%)
    Allianz SE, Sponsored ADR............................   437,520    9,649,504
    Allianz SE...........................................    22,261    4,925,345
    Bayerische Motoren Werke AG..........................   355,620   34,381,448
*   Commerzbank AG.......................................   726,445    7,842,486
    Daimler AG...........................................   920,688   63,724,639
    Deutsche Bank AG.....................................   142,507    1,863,815
    Deutsche Bank AG.....................................   690,808    9,021,953
    Deutsche Lufthansa AG................................   504,513   14,155,328
    Deutsche Telekom AG.................................. 2,067,375   34,184,183
    Evonik Industries AG.................................   154,329    5,711,179
    Fraport AG Frankfurt Airport Services Worldwide......    45,267    4,518,865
    Hannover Rueck SE....................................    17,043    2,273,273
*   Hapag-Lloyd AG.......................................    22,613      918,197
    HeidelbergCement AG..................................   153,858   13,068,061
*   Innogy SE............................................   102,775    4,418,505
    Linde AG.............................................    57,190   14,142,905
    METRO AG.............................................   141,346    1,745,520
    Muenchener Rueckversicherungs-Gesellschaft AG in
      Muenchen...........................................    63,303   14,027,630
    RWE AG...............................................   963,035   25,274,160
*   Talanx AG............................................    64,359    2,462,816
    Telefonica Deutschland Holding AG....................   861,354    3,772,307
    Uniper SE............................................   281,191    8,779,880
    Volkswagen AG........................................    35,277    6,086,704
    Wacker Chemie AG.....................................    13,775    2,002,849
                                                                    ------------
TOTAL GERMANY............................................            288,951,552
                                                                    ------------

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- ------------
HONG KONG -- (2.9%)
    BOC Aviation, Ltd....................................    321,000 $  2,021,877
    Cathay Pacific Airways, Ltd..........................    896,000    1,384,986
    CK Asset Holdings, Ltd...............................    856,000    6,555,659
    CK Hutchison Holdings, Ltd...........................  2,105,348   22,916,048
    Guoco Group, Ltd.....................................      7,000      115,489
    Hang Lung Group, Ltd.................................  1,037,000    3,068,455
    Hang Lung Properties, Ltd............................  1,104,000    2,321,199
    Henderson Land Development Co., Ltd..................    496,482    2,773,120
    Hopewell Holdings, Ltd...............................    291,331    1,034,943
    Kerry Properties, Ltd................................    891,500    4,522,370
#   Li & Fung, Ltd.......................................    118,000       40,015
    Melco International Development, Ltd.................    647,000    1,840,363
    MTR Corp., Ltd.......................................    725,715    4,073,300
    New World Development Co., Ltd.......................  6,577,799    9,379,294
    NWS Holdings, Ltd....................................    995,172    1,798,793
    Orient Overseas International, Ltd...................     70,000      736,204
    Shangri-La Asia, Ltd.................................    822,000    1,349,012
    Sino Land Co., Ltd...................................  2,075,146    3,567,534
    SJM Holdings, Ltd....................................  2,311,000    2,814,262
    Sun Hung Kai Properties, Ltd.........................  1,255,434   19,688,641
    Swire Pacific, Ltd., Class A.........................    727,500    7,901,201
    Swire Pacific, Ltd., Class B.........................  1,120,000    2,012,335
    Tsim Sha Tsui Properties, Ltd........................    261,125      855,933
    Wharf Holdings, Ltd. (The)...........................  1,785,000    5,909,502
    Wheelock & Co., Ltd..................................  1,122,000    7,965,503
    Yue Yuen Industrial Holdings, Ltd....................    906,500    2,439,104
                                                                     ------------
TOTAL HONG KONG..........................................             119,085,142
                                                                     ------------
IRELAND -- (0.4%)
    AIB Group P.L.C......................................     87,287      500,239
    Bank of Ireland Group P.L.C..........................    884,060    7,587,337
    CRH P.L.C............................................     34,724    1,187,658
    CRH P.L.C., Sponsored ADR............................    114,991    3,943,041
    Paddy Power Betfair P.L.C............................     24,533    2,675,617
                                                                     ------------
TOTAL IRELAND............................................              15,893,892
                                                                     ------------
ISRAEL -- (0.4%)
    Bank Hapoalim BM.....................................    982,939    6,951,623
    Bank Leumi Le-Israel BM..............................  1,112,858    6,974,604
    First International Bank Of Israel, Ltd..............      5,316      114,378
    Mizrahi Tefahot Bank, Ltd............................     30,578      594,647
                                                                     ------------
TOTAL ISRAEL.............................................              14,635,252
                                                                     ------------
ITALY -- (1.8%)
    Assicurazioni Generali SpA...........................    207,740    3,683,858
    Eni SpA..............................................    177,842    3,423,199
*   Fiat Chrysler Automobiles NV.........................    814,171   13,882,611
*   Fiat Chrysler Automobiles NV.........................    247,395    4,200,767
    Intesa Sanpaolo SpA..................................    937,651    2,873,559
    Mediobanca Banca di Credito Finanziario SpA..........    624,509    6,466,571
*   Telecom Italia SpA................................... 20,169,177   15,513,580
*   Telecom Italia SpA, Sponsored ADR....................     93,568      712,988
    UniCredit SpA........................................  1,250,412   22,078,699
                                                                     ------------
TOTAL ITALY..............................................              72,835,832
                                                                     ------------
JAPAN -- (23.0%)
    Aeon Co., Ltd........................................    294,700    5,987,938

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    AGC, Inc.............................................   267,500 $11,212,156
    Aisin Seiki Co., Ltd.................................    81,600   3,805,987
    Alfresa Holdings Corp................................    75,000   1,795,576
    Amada Holdings Co., Ltd..............................   141,500   1,422,776
    Aoyama Trading Co., Ltd..............................    28,600     945,869
    Asahi Kasei Corp.....................................   394,500   5,273,257
    Bank of Kyoto, Ltd. (The)............................    29,600   1,434,070
    Canon Marketing Japan, Inc...........................    54,100   1,135,168
    Chiba Bank, Ltd. (The)...............................   395,000   2,819,693
    Chugoku Bank, Ltd. (The).............................    91,100     966,519
    Citizen Watch Co., Ltd...............................   371,500   2,446,991
    Coca-Cola Bottlers Japan Holdings, Inc...............    44,575   1,607,279
    COMSYS Holdings Corp.................................     5,600     139,184
    Concordia Financial Group, Ltd.......................   716,000   3,849,668
    Credit Saison Co., Ltd...............................   110,000   1,717,265
    Dai Nippon Printing Co., Ltd.........................   142,700   3,117,787
    Daicel Corp..........................................   309,100   3,405,500
    Daido Steel Co., Ltd.................................    33,100   1,634,668
    Dai-ichi Life Holdings, Inc..........................   541,800  10,229,982
#   Daio Paper Corp......................................     8,500     117,153
    Daiwa Securities Group, Inc.......................... 1,416,000   8,258,801
    DeNA Co., Ltd........................................   128,900   2,431,137
    Denka Co., Ltd.......................................    84,000   2,894,967
    Denso Corp...........................................   290,933  14,391,021
    Dentsu, Inc..........................................    10,700     449,301
    DIC Corp.............................................   100,400   3,278,452
    Dowa Holdings Co., Ltd...............................    27,000     868,231
    Ebara Corp...........................................    83,800   2,542,268
    FUJIFILM Holdings Corp...............................   310,400  12,811,690
    Fujikura, Ltd........................................    73,400     473,130
    Fukuoka Financial Group, Inc.........................   583,000   3,190,868
    Fukuyama Transporting Co., Ltd.......................    15,900     773,690
    Furukawa Electric Co., Ltd...........................    51,900   1,833,816
    Fuyo General Lease Co., Ltd..........................     2,000     125,036
    Glory, Ltd...........................................    42,500   1,249,304
    Gunma Bank, Ltd. (The)...............................   208,000   1,107,493
    H2O Retailing Corp...................................   105,000   1,681,300
    Hachijuni Bank, Ltd. (The)...........................   217,000     956,672
    Hankyu Hanshin Holdings, Inc.........................   224,400   8,936,596
    Heiwa Corp...........................................    41,000     919,678
    Hiroshima Bank, Ltd. (The)...........................   144,000     990,927
    Hitachi Capital Corp.................................    56,700   1,515,159
    Hitachi Chemical Co., Ltd............................   107,000   2,118,943
    Hitachi Metals, Ltd..................................   288,700   3,128,725
    Hitachi Transport System, Ltd........................    31,585     863,859
    Hitachi, Ltd......................................... 3,160,000  22,090,794
    Hokuhoku Financial Group, Inc........................    59,000     850,044
    Honda Motor Co., Ltd................................. 1,399,700  42,733,730
    House Foods Group, Inc...............................    15,100     477,776
    Ibiden Co., Ltd......................................   144,200   2,374,648
    Idemitsu Kosan Co., Ltd..............................   182,400   8,216,263
    Iida Group Holdings Co., Ltd.........................   179,600   3,522,484
    Isetan Mitsukoshi Holdings, Ltd......................   138,200   1,670,119
    ITOCHU Corp..........................................   628,900  11,166,996
    Itoham Yonekyu Holdings, Inc.........................     7,300      59,398
    Iyo Bank, Ltd. (The).................................   127,118     877,386
    J Front Retailing Co., Ltd...........................   270,400   3,963,828
    Japan Post Holdings Co., Ltd.........................   240,500   2,651,697
    JFE Holdings, Inc....................................   446,392   9,070,814

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    JGC Corp.............................................    21,500 $   417,192
    JSR Corp.............................................   149,700   2,878,404
    JTEKT Corp...........................................   284,300   4,122,891
    JXTG Holdings, Inc................................... 2,490,886  18,261,684
    Kamigumi Co., Ltd....................................    93,000   1,948,342
    Kandenko Co., Ltd....................................    48,300     503,012
    Kaneka Corp..........................................   343,000   3,019,243
    Kawasaki Heavy Industries, Ltd.......................    95,100   2,796,223
#*  Kawasaki Kisen Kaisha, Ltd...........................    57,650   1,046,929
    Kobe Steel, Ltd......................................   394,200   3,884,948
    Kokuyo Co., Ltd......................................    20,200     342,304
    Konica Minolta, Inc..................................   624,500   5,606,324
    K's Holdings Corp....................................   105,800   1,191,196
    Kuraray Co., Ltd.....................................   491,400   6,945,390
    Kurita Water Industries, Ltd.........................    11,100     324,682
    Kyushu Financial Group, Inc..........................   149,510     765,918
    LIXIL Group Corp.....................................   223,340   4,578,039
    Maeda Corp...........................................    55,400     651,137
    Marubeni Corp........................................ 1,085,800   8,289,724
    Maruichi Steel Tube, Ltd.............................    10,000     344,560
    Mazda Motor Corp.....................................   778,400   9,713,148
    Mebuki Financial Group, Inc..........................   382,218   1,365,727
    Medipal Holdings Corp................................   155,100   3,153,710
    Mitsubishi Chemical Holdings Corp.................... 1,040,900   9,117,713
    Mitsubishi Corp......................................   761,900  21,297,418
    Mitsubishi Gas Chemical Co., Inc.....................   202,300   4,519,983
    Mitsubishi Heavy Industries, Ltd.....................   284,000  10,664,517
    Mitsubishi Logistics Corp............................    21,000     480,423
    Mitsubishi Materials Corp............................   153,400   4,362,337
    Mitsubishi Motors Corp...............................    52,800     403,651
    Mitsubishi Tanabe Pharma Corp........................    74,900   1,404,341
    Mitsubishi UFJ Financial Group, Inc., Sponsored ADR.. 1,689,980  10,342,678
    Mitsubishi UFJ Financial Group, Inc.................. 3,959,034  24,296,059
    Mitsubishi UFJ Lease & Finance Co., Ltd..............   532,800   3,231,235
    Mitsui & Co., Ltd., Sponsored ADR....................       716     239,534
    Mitsui Chemicals, Inc................................   187,800   5,058,039
    Mitsui Fudosan Co., Ltd..............................   288,500   6,898,531
    Mitsui OSK Lines, Ltd................................   142,000   3,684,564
    Mizuho Financial Group, Inc.......................... 8,317,200  14,457,704
    MS&AD Insurance Group Holdings, Inc..................   205,863   6,305,515
    Nagase & Co., Ltd....................................    26,900     436,451
    NEC Corp.............................................   340,200   9,451,042
    NGK Spark Plug Co., Ltd..............................    13,400     386,948
    NH Foods, Ltd........................................   119,200   4,745,478
    NHK Spring Co., Ltd..................................   255,800   2,558,584
    Nikon Corp...........................................    34,400     580,706
    Nippo Corp...........................................    66,000   1,242,971
    Nippon Electric Glass Co., Ltd.......................    70,000   2,262,425
    Nippon Express Co., Ltd..............................   104,800   6,860,099
    Nippon Kayaku Co., Ltd...............................    18,600     212,106
    Nippon Paper Industries Co., Ltd.....................   114,700   1,879,197
    Nippon Shokubai Co., Ltd.............................    29,800   2,130,563
    Nippon Steel & Sumitomo Metal Corp...................   611,400  12,193,305
    Nippon Yusen K.K.....................................   215,500   4,156,020
    Nipro Corp...........................................    64,800     791,720
    Nishi-Nippon Financial Holdings, Inc.................    39,600     473,146
    Nissan Motor Co., Ltd................................ 1,904,600  18,015,798
    Nisshinbo Holdings, Inc..............................   118,100   1,299,475
    NOK Corp.............................................   120,100   2,414,391

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
JAPAN -- (Continued)
    Nomura Holdings, Inc................................. 2,579,800 $ 12,231,872
    Nomura Real Estate Holdings, Inc.....................   142,200    3,103,911
    NSK, Ltd.............................................   256,600    2,802,528
    NTN Corp.............................................   490,200    2,164,031
    Obayashi Corp........................................   511,300    5,338,057
    Oji Holdings Corp.................................... 1,173,000    6,960,080
    Rengo Co., Ltd.......................................   130,800    1,196,138
    Resona Holdings, Inc................................. 2,227,800   12,671,104
    Ricoh Co., Ltd.......................................   917,600    8,958,148
    Sankyo Co., Ltd......................................    17,300      681,743
    Sawai Pharmaceutical Co., Ltd........................     4,600      217,467
    Sega Sammy Holdings, Inc.............................   128,600    2,051,877
    Seino Holdings Co., Ltd..............................   122,500    2,139,527
    Sekisui House, Ltd...................................   729,800   12,439,801
    Shimamura Co., Ltd...................................     7,500      701,822
    Shimizu Corp.........................................   218,500    2,286,909
    Shinsei Bank, Ltd....................................    93,900    1,478,931
    Shizuoka Bank, Ltd. (The)............................   303,000    2,800,483
    Sojitz Corp.......................................... 1,035,300    3,758,841
    Sompo Holdings, Inc..................................   160,460    6,521,757
    Sumitomo Chemical Co., Ltd........................... 2,387,000   13,746,081
    Sumitomo Corp........................................   305,400    5,028,941
    Sumitomo Dainippon Pharma Co., Ltd...................    27,800      539,499
    Sumitomo Electric Industries, Ltd.................... 1,007,200   15,493,899
    Sumitomo Forestry Co., Ltd...........................   169,700    2,771,184
    Sumitomo Heavy Industries, Ltd.......................   156,100    5,438,324
    Sumitomo Metal Mining Co., Ltd.......................   135,900    4,885,166
    Sumitomo Mitsui Financial Group, Inc.................   900,727   35,747,810
    Sumitomo Mitsui Trust Holdings, Inc..................   145,200    5,767,581
    Sumitomo Osaka Cement Co., Ltd.......................    52,000      247,944
    Sumitomo Rubber Industries, Ltd......................   228,400    3,785,403
    Suruga Bank, Ltd.....................................    25,200      225,784
    Suzuken Co., Ltd.....................................    37,400    1,637,768
    T&D Holdings, Inc....................................   418,800    6,257,739
    Taiheiyo Cement Corp.................................   101,100    3,194,536
    Takashimaya Co., Ltd.................................   255,000    2,135,625
    TDK Corp.............................................   143,900   15,416,996
    Teijin, Ltd..........................................   243,400    4,546,007
    Toda Corp............................................   172,000    1,506,222
    Toho Holdings Co., Ltd...............................    11,500      283,247
    Tokai Rika Co., Ltd..................................    45,200      938,766
    Tokio Marine Holdings, Inc...........................   229,500   10,918,675
    Tokyo Tatemono Co., Ltd..............................   226,100    3,044,263
    Tokyu Fudosan Holdings Corp..........................   593,700    4,035,640
    Toray Industries, Inc................................   155,300    1,203,546
    Tosoh Corp...........................................   291,800    4,766,019
    Toyo Seikan Group Holdings, Ltd......................   171,100    3,155,234
    Toyoda Gosei Co., Ltd................................    81,000    2,055,353
    Toyota Motor Corp., Sponsored ADR....................    38,605    5,089,683
    Toyota Motor Corp.................................... 1,740,788  114,423,883
    Toyota Tsusho Corp...................................   265,000    9,058,531
    TS Tech Co., Ltd.....................................    13,400      553,118
    Ube Industries, Ltd..................................   131,600    3,542,389
*   Universal Entertainment Corp.........................     5,500      179,720
    Wacoal Holdings Corp.................................    15,400      424,313
#   Yamada Denki Co., Ltd................................   801,700    3,976,538
    Yamaguchi Financial Group, Inc.......................   107,000    1,212,559
    Yokohama Rubber Co., Ltd. (The)......................   149,700    3,206,521

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
JAPAN -- (Continued)
    Zeon Corp............................................   121,000 $  1,370,867
                                                                    ------------
TOTAL JAPAN..............................................            925,903,322
                                                                    ------------
NETHERLANDS -- (3.7%)
    ABN AMRO Group NV....................................   163,519    4,525,545
    Aegon NV............................................. 1,862,544   12,277,968
    Aegon NV.............................................    24,680      161,654
    Akzo Nobel NV........................................    64,232    5,932,525
    ArcelorMittal........................................   428,685   13,739,431
    ArcelorMittal........................................   209,997    6,688,422
    ASR Nederland NV.....................................     5,327      238,311
    Coca-Cola European Partners P.L.C....................     9,297      383,810
    ING Groep NV, Sponsored ADR..........................    96,251    1,469,753
    ING Groep NV......................................... 1,741,138   26,616,340
    Koninklijke Ahold Delhaize NV........................ 1,350,935   34,355,165
    Koninklijke DSM NV...................................   201,748   21,502,278
    Koninklijke Philips NV...............................   246,613   10,826,199
    Koninklijke Philips NV...............................    43,701    1,914,978
    NN Group NV..........................................   193,949    8,568,112
    Randstad NV..........................................     5,814      367,957
                                                                    ------------
TOTAL NETHERLANDS........................................            149,568,448
                                                                    ------------
NEW ZEALAND -- (0.2%)
    Air New Zealand, Ltd.................................   749,639    1,659,234
    Auckland International Airport, Ltd..................   584,439    2,660,910
    EBOS Group, Ltd......................................    25,147      346,400
    Fletcher Building, Ltd...............................   484,835    2,323,388
    Fonterra Co-operative Group, Ltd.....................    92,760      323,868
    SKYCITY Entertainment Group, Ltd.....................    84,477      228,203
                                                                    ------------
TOTAL NEW ZEALAND........................................              7,542,003
                                                                    ------------
NORWAY -- (0.9%)
    Aker ASA, Class A....................................    21,712    1,696,087
    Austevoll Seafood ASA................................    84,011    1,223,583
    DNB ASA..............................................   471,666    9,497,818
    Equinor ASA..........................................   131,020    3,476,250
    Equinor ASA, Sponsored ADR...........................    55,613    1,471,520
    Norsk Hydro ASA......................................   980,179    5,590,974
    SpareBank 1 SR-Bank ASA..............................   104,030    1,155,491
    Storebrand ASA.......................................   241,051    2,053,255
    Subsea 7 SA..........................................   361,646    5,237,040
    Yara International ASA...............................    75,608    3,333,715
                                                                    ------------
TOTAL NORWAY.............................................             34,735,733
                                                                    ------------
PORTUGAL -- (0.0%)
    EDP Renovaveis SA....................................   189,207    1,954,267
                                                                    ------------
SINGAPORE -- (0.9%)
    CapitaLand, Ltd...................................... 2,360,100    5,606,538
    City Developments, Ltd...............................   526,900    3,883,723
    Frasers Property, Ltd................................   282,800      351,549
    Golden Agri-Resources, Ltd........................... 4,760,000      980,535
    Hongkong Land Holdings, Ltd..........................   328,400    2,391,431
    Hutchison Port Holdings Trust........................   240,400       61,402
    Keppel Corp., Ltd.................................... 1,441,000    7,284,094
    Olam International, Ltd..............................   253,300      415,426
    Sembcorp Industries, Ltd............................. 1,971,600    3,885,259

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- ------------
SINGAPORE -- (Continued)
    Singapore Airlines, Ltd..............................    959,700 $  6,963,916
    United Industrial Corp., Ltd.........................    339,701      785,579
    UOL Group, Ltd.......................................    272,807    1,440,433
    Wilmar International, Ltd............................  1,342,200    3,091,149
                                                                     ------------
TOTAL SINGAPORE..........................................              37,141,034
                                                                     ------------
SOUTH AFRICA -- (0.1%)
*   Old Mutual, Ltd......................................  1,023,379    2,341,606
                                                                     ------------
SPAIN -- (2.6%)
    Banco de Sabadell SA.................................  6,439,250   10,719,838
    Banco Santander SA................................... 12,032,105   67,597,748
    Banco Santander SA, Sponsored ADR....................      2,064       11,538
    Bankia SA............................................    270,526    1,063,467
    CaixaBank SA.........................................     48,312      222,277
    Iberdrola S.A........................................      1,160        9,019
    Iberdrola SA.........................................         33          257
    Mapfre SA............................................    111,672      350,466
    Repsol SA............................................  1,342,731   26,633,029
                                                                     ------------
TOTAL SPAIN..............................................             106,607,639
                                                                     ------------
SWEDEN -- (2.7%)
    Arjo AB, Class B.....................................    120,216      407,558
    BillerudKorsnas AB...................................    154,422    1,839,771
    Boliden AB...........................................    333,548    9,928,985
    Dometic Group AB.....................................    126,287    1,225,202
    Getinge AB, Class B..................................    141,212    1,518,111
    Holmen AB, Class B...................................    132,392    2,946,950
#   ICA Gruppen AB.......................................     89,316    2,961,254
    Intrum AB............................................     22,002      591,959
    Millicom International Cellular SA...................     72,876    4,668,418
    Nordea Bank AB.......................................  1,652,300   17,560,412
    Skandinaviska Enskilda Banken AB, Class A............  1,279,832   13,681,529
    SSAB AB, Class A.....................................    186,253      918,764
    SSAB AB, Class B.....................................    449,011    1,782,054
    Svenska Cellulosa AB SCA, Class A....................      4,705       49,658
    Svenska Cellulosa AB SCA, Class B....................    674,902    6,983,172
    Svenska Handelsbanken AB, Class A....................  1,009,521   12,470,119
    Svenska Handelsbanken AB, Class B....................     16,634      209,477
    Swedbank AB, Class A.................................    227,287    5,374,724
    Tele2 AB, Class B....................................     30,265      406,106
    Telefonaktiebolaget LM Ericsson, Class B.............    741,946    5,824,461
    Telia Co. AB.........................................  2,250,392   10,824,794
    Trelleborg AB, Class B...............................    266,674    5,552,828
                                                                     ------------
TOTAL SWEDEN.............................................             107,726,306
                                                                     ------------
SWITZERLAND -- (7.9%)
    Adecco Group AG......................................    150,583    9,257,419
    Baloise Holding AG...................................     51,160    7,977,870
    Banque Cantonale Vaudoise............................        915      684,083
    Cie Financiere Richemont SA..........................    390,933   34,237,466
    Clariant AG..........................................    476,307   11,389,125
    Credit Suisse Group AG...............................    575,806    9,260,408
    Credit Suisse Group AG, Sponsored ADR................     68,468    1,099,599
    Dufry AG.............................................     45,906    6,074,196
    Flughafen Zurich AG..................................     18,283    3,825,631
    Helvetia Holding AG..................................      1,462      864,079
    Julius Baer Group, Ltd...............................    192,280   10,548,408

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                            SHARES      VALUE>>
                                                          ---------- --------------
SWITZERLAND -- (Continued)
    LafargeHolcim, Ltd...................................    350,196 $   17,857,972
    LafargeHolcim, Ltd...................................    116,138      5,923,438
    Lonza Group AG.......................................      3,250      1,000,406
    Novartis AG, Sponsored ADR...........................    220,750     18,520,925
    Novartis AG..........................................    609,424     51,143,903
    Swatch Group AG (The)................................     29,762     13,321,190
    Swatch Group AG (The)................................     44,254      3,641,957
    Swiss Life Holding AG................................     30,439     10,914,773
    Swiss Re AG..........................................    209,308     19,190,040
    Swisscom AG..........................................     15,700      7,371,080
    UBS Group AG.........................................  1,651,992     27,152,862
*   UBS Group AG.........................................    263,513      4,326,883
    Vifor Pharma AG......................................     17,294      3,271,216
    Zurich Insurance Group AG............................    133,732     41,008,971
                                                                     --------------
TOTAL SWITZERLAND........................................               319,863,900
                                                                     --------------
UNITED KINGDOM -- (15.6%)
    Anglo American P.L.C.................................  1,634,163     36,990,628
    Antofagasta P.L.C....................................    243,456      3,197,330
    Aviva P.L.C..........................................  2,766,927     18,133,658
    Barclays P.L.C., Sponsored ADR.......................    929,928      9,615,456
    Barclays P.L.C.......................................  1,986,508      5,053,286
    Barratt Developments P.L.C...........................    913,338      6,396,938
    BP P.L.C., Sponsored ADR.............................  2,542,136    114,624,924
    British American Tobacco P.L.C., Sponsored ADR.......     36,534      2,001,333
    British American Tobacco P.L.C.......................    149,296      8,207,137
    Glencore P.L.C.......................................  6,911,249     30,308,818
    HSBC Holdings P.L.C..................................  1,825,724     17,483,671
    HSBC Holdings P.L.C., Sponsored ADR..................  1,407,277     68,140,352
    Investec P.L.C.......................................     47,682        345,168
    J Sainsbury P.L.C....................................  2,263,330      9,705,764
    John Wood Group P.L.C................................    202,943      1,731,461
    Kingfisher P.L.C.....................................  2,530,622      9,838,550
    Lloyds Banking Group P.L.C........................... 55,980,496     45,885,981
    Lloyds Banking Group P.L.C., ADR.....................    660,058      2,191,393
    Mediclinic International P.L.C.......................     59,285        397,957
    Pearson P.L.C........................................    378,835      4,588,481
    Pearson P.L.C., Sponsored ADR........................     81,064        978,442
*   Quilter P.L.C........................................    211,239        428,923
*   Royal Bank of Scotland Group P.L.C., Sponsored ADR...    502,059      3,403,960
    Royal Dutch Shell P.L.C., Class A....................    159,771      5,474,854
    Royal Dutch Shell P.L.C., Sponsored ADR..............    904,626     61,849,262
    Royal Dutch Shell P.L.C., Sponsored ADR..............    803,098     57,052,082
    Royal Mail P.L.C.....................................    960,347      5,908,583
    Shire P.L.C., ADR....................................     18,776      3,203,373
    Shire P.L.C..........................................    161,734      9,211,413
    Standard Chartered P.L.C.............................  1,132,407     10,211,295
    Standard Life Aberdeen P.L.C.........................    484,036      1,982,679
    Tesco P.L.C..........................................    146,824        501,405
    Vodafone Group P.L.C................................. 20,021,312     48,911,276
    Vodafone Group P.L.C., Sponsored ADR.................    592,166     14,537,666
    Wm Morrison Supermarkets P.L.C.......................  2,804,493      9,616,258
    WPP P.L.C............................................      5,274         82,496
                                                                     --------------
TOTAL UNITED KINGDOM.....................................               628,192,253
                                                                     --------------
TOTAL COMMON STOCKS......................................             3,980,072,775
                                                                     --------------

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                            ------- --------------
PREFERRED STOCKS -- (1.1%)
GERMANY -- (1.1%)
      Bayerische Motoren Werke AG..........................  55,330 $    4,581,800
      Porsche Automobil Holding SE.........................  92,394      6,249,551
      Volkswagen AG........................................ 200,778     35,771,051
                                                                    --------------
TOTAL GERMANY..............................................             46,602,402
                                                                    --------------
TOTAL INVESTMENT SECURITIES................................          4,026,675,177
                                                                    --------------

                                                                       VALUE+
                                                                    --------------
SECURITIES LENDING COLLATERAL -- (0.2%)
@(S)  DFA Short Term Investment Fund....................... 565,328      6,541,411
                                                                    --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,495,010,191)^^................................           $4,033,216,588
                                                                    ==============

At July 31, 2018, Tax-Managed DFA International Value Portfolio had entered into the following outstanding futures contracts:

                                                                    UNREALIZED
                     NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION          CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------          --------- ---------- ----------- ----------- --------------
LONG POSITION
  CONTRACTS:
S&P 500(R)/ /Emini
  Index.............   159      09/21/18  $21,889,156 $22,395,945    $506,789
MSCI EAFA Index
  Future............    65      09/21/18    6,572,780   6,513,975     (58,805)
                                          ----------- -----------    --------
TOTAL FUTURES
  CONTRACTS.........                      $28,461,936 $28,909,920    $447,984
                                          =========== ===========    ========

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                            ----------------------------------------------
                              LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                            ------------ ------------ ------- ------------
Common Stocks
   Australia............... $  2,423,571 $224,093,372   --    $226,516,943
   Austria.................           --    4,872,105   --       4,872,105
   Belgium.................           --   49,110,305   --      49,110,305
   Canada..................  355,758,466           --   --     355,758,466
   Denmark.................           --   65,037,150   --      65,037,150
   Finland.................           --   42,885,880   --      42,885,880
   France..................           --  402,913,745   --     402,913,745
   Germany.................   18,671,457  270,280,095   --     288,951,552
   Hong Kong...............           --  119,085,142   --     119,085,142
   Ireland.................    3,943,041   11,950,851   --      15,893,892
   Israel..................           --   14,635,252   --      14,635,252
   Italy...................    4,913,755   67,922,077   --      72,835,832
   Japan...................   15,671,895  910,231,427   --     925,903,322
   Netherlands.............   10,234,807  139,333,641   --     149,568,448
   New Zealand.............           --    7,542,003   --       7,542,003
   Norway..................    1,471,520   33,264,213   --      34,735,733
   Portugal................           --    1,954,267   --       1,954,267
   Singapore...............           --   37,141,034   --      37,141,034
   South Africa............           --    2,341,606   --       2,341,606
   Spain...................       11,538  106,596,101   --     106,607,639
   Sweden..................           --  107,726,306   --     107,726,306
   Switzerland.............   23,947,407  295,916,493   --     319,863,900
   United Kingdom..........  338,027,166  290,165,087   --     628,192,253

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                           LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                         ------------ -------------- ------- --------------
Preferred Stocks
   Germany..............................           -- $   46,602,402   --    $   46,602,402
Securities Lending Collateral...........           --      6,541,411   --         6,541,411
Futures Contracts**..................... $    447,984             --   --           447,984
                                         ------------ --------------   --    --------------
TOTAL................................... $775,522,607 $3,258,141,965   --    $4,033,664,572
                                         ============ ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2018
                                  (UNAUDITED)

                                                           SHARES     VALUE>>
                                                          --------- -----------
COMMON STOCKS -- (98.8%)
AUSTRALIA -- (4.5%)
    Accent Group, Ltd....................................    68,717 $    73,102
    Adacel Technologies, Ltd.............................    17,466      22,347
    Adairs, Ltd..........................................    22,846      38,503
    Adelaide Brighton, Ltd...............................   170,983     875,187
    AGL Energy, Ltd......................................    33,912     554,919
    Ainsworth Game Technology, Ltd.......................    68,128      57,412
    ALS, Ltd.............................................    38,796     214,954
    Altium, Ltd..........................................    35,665     541,991
    Alumina, Ltd.........................................   179,558     378,458
    AMA Group, Ltd.......................................    62,829      44,789
    Amaysim Australia, Ltd...............................    36,375      25,451
    Amcor, Ltd...........................................   147,315   1,649,133
    AMP, Ltd.............................................   795,897   2,012,845
    Ansell, Ltd..........................................    43,593     934,319
    AP Eagers, Ltd.......................................    17,839     113,783
    APA Group............................................    96,929     695,220
    Apollo Tourism & Leisure, Ltd........................    45,025      52,892
    Appen, Ltd...........................................    27,457     222,127
    ARB Corp., Ltd.......................................    22,180     346,844
    Aristocrat Leisure, Ltd..............................    82,577   1,977,961
    ARQ Group, Ltd.......................................    15,983      35,884
    Asaleo Care, Ltd.....................................   268,124     139,579
    ASX, Ltd.............................................     6,051     295,480
    Atlas Arteria, Ltd...................................   165,976     806,664
*   Atlas Iron, Ltd...................................... 1,157,575      36,153
    AUB Group, Ltd.......................................     7,864      76,679
    Aurizon Holdings, Ltd................................   423,734   1,435,230
    Ausdrill, Ltd........................................   155,176     210,679
    AusNet Services......................................   316,041     382,999
    Austal, Ltd..........................................   107,710     137,748
    Australia & New Zealand Banking Group, Ltd...........   218,548   4,751,162
*   Australian Agricultural Co., Ltd.....................   172,205     162,179
    Australian Pharmaceutical Industries, Ltd............   177,664     223,601
*   Australian Property Systems, Ltd.....................    82,795     387,933
    Auswide Bank, Ltd....................................     1,410       5,914
    Automotive Holdings Group, Ltd.......................   129,771     263,721
    Aveo Group...........................................   128,183     225,829
    AVJennings, Ltd......................................     8,932       4,507
    Baby Bunting Group, Ltd..............................     9,308      11,353
    Bank of Queensland, Ltd..............................   191,386   1,582,230
    Bapcor, Ltd..........................................    60,157     312,047
    Beach Energy, Ltd.................................... 1,032,334   1,464,708
*   Beadell Resources, Ltd...............................   320,143      13,103
    Bega Cheese, Ltd.....................................    48,822     265,638
*   Bellamy's Australia, Ltd.............................    25,370     207,615
    Bendigo & Adelaide Bank, Ltd.........................   164,395   1,431,932
    BHP Billiton, Ltd....................................   414,517  10,825,743
    BHP Billiton, Ltd., Sponsored ADR....................    44,166   2,308,115
    Blackmores, Ltd......................................     4,857     535,284
    BlueScope Steel, Ltd.................................   291,568   3,831,164
    Boral, Ltd...........................................   301,414   1,489,580
    Brambles, Ltd........................................   100,191     735,836
    Breville Group, Ltd..................................    33,086     263,930
    Brickworks, Ltd......................................    33,610     389,520
*   Buru Energy, Ltd.....................................   110,733      21,002

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
AUSTRALIA -- (Continued)
    BWX, Ltd.............................................    20,231 $   84,943
    Cabcharge Australia, Ltd.............................    47,744     83,536
    Caltex Australia, Ltd................................    53,431  1,292,595
    Capilano Honey, Ltd..................................     1,377     16,409
*   Cardno, Ltd..........................................    99,590     93,919
    carsales.com, Ltd....................................    81,535    845,423
*   Cash Converters International, Ltd...................    96,321     24,012
    Cedar Woods Properties, Ltd..........................    10,567     48,229
    Challenger, Ltd......................................    27,893    258,019
    CIMIC Group, Ltd.....................................     6,127    220,350
    Class, Ltd...........................................    24,575     40,262
    Cleanaway Waste Management, Ltd......................   874,256  1,209,316
*   Clinuvel Pharmaceuticals, Ltd........................     2,372     21,686
    Coca-Cola Amatil, Ltd................................    71,839    511,716
    Cochlear, Ltd........................................    10,902  1,647,892
    Codan, Ltd...........................................    45,083     98,239
    Collins Foods, Ltd...................................    61,691    239,000
    Commonwealth Bank of Australia.......................   120,103  6,688,164
    Computershare, Ltd...................................    58,836    796,389
*   Cooper Energy, Ltd...................................   527,596    186,210
    Corporate Travel Management, Ltd.....................    23,584    503,337
    Costa Group Holdings, Ltd............................   107,424    628,984
    Credit Corp. Group, Ltd..............................    19,040    291,608
    Crown Resorts, Ltd...................................    42,393    425,747
*   CSG, Ltd.............................................    69,391     10,323
    CSL, Ltd.............................................    29,062  4,251,956
    CSR, Ltd.............................................   299,296    944,477
    Data#3, Ltd..........................................    31,676     35,910
*   Decmil Group, Ltd....................................    35,216     24,752
    Dicker Data, Ltd.....................................    13,335     29,642
    Domain Holdings Australia, Ltd.......................    87,389    206,671
    Domino's Pizza Enterprises, Ltd......................    21,701    805,850
    Donaco International, Ltd............................    23,050      3,090
*   Doray Minerals, Ltd..................................    35,975      8,943
    Downer EDI, Ltd......................................   205,875  1,130,854
    DuluxGroup, Ltd......................................   147,386    838,680
    DWS, Ltd.............................................    30,792     31,829
    Eclipx Group, Ltd....................................    99,955    228,173
    Elders, Ltd..........................................    33,093    184,773
*   Ellex Medical Lasers, Ltd............................    26,958     14,912
*   Energy World Corp., Ltd..............................   218,429     25,914
    EQT Holdings, Ltd....................................       574      9,039
    ERM Power, Ltd.......................................    37,573     41,322
    EVENT Hospitality and Entertainment, Ltd.............    51,003    522,278
    Evolution Mining, Ltd................................   635,228  1,317,284
    Fairfax Media, Ltd................................... 1,013,829    611,399
    Fleetwood Corp., Ltd. (6341855)......................    11,993     20,248
    Fleetwood Corp., Ltd. (BFXMKH4)......................     6,535     11,021
    Flight Centre Travel Group, Ltd......................    20,167  1,019,852
    Fortescue Metals Group, Ltd..........................   656,645  2,135,767
    G8 Education, Ltd....................................   174,453    322,764
    GBST Holdings, Ltd...................................     6,127     10,305
    Genworth Mortgage Insurance Australia, Ltd...........   113,542    227,035
    GrainCorp, Ltd., Class A.............................    98,244    541,420
    Greencross, Ltd......................................    41,619    131,705
    GUD Holdings, Ltd....................................    32,532    343,128
    GWA Group, Ltd.......................................   123,817    301,022
    Hansen Technologies, Ltd.............................    43,190    108,650
    Harvey Norman Holdings, Ltd..........................   308,343    814,297

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
AUSTRALIA -- (Continued)
    Healthscope, Ltd..................................... 401,272 $  651,904
    Helloworld Travel, Ltd...............................   9,009     31,428
*   Horizon Oil, Ltd..................................... 251,263     25,218
    HT&E, Ltd............................................ 127,805    237,176
    Huon Aquaculture Group, Ltd..........................   6,619     23,119
    IDP Education, Ltd...................................  37,995    275,745
    Iluka Resources, Ltd.................................  50,898    433,806
*   Imdex, Ltd...........................................  88,365     81,004
    IMF Bentham, Ltd.....................................  65,580    135,572
    Incitec Pivot, Ltd................................... 388,117  1,094,320
    Independence Group NL................................ 181,347    606,922
    Infomedia, Ltd.......................................  91,828     68,348
    Inghams Group, Ltd...................................  37,987    103,603
    Insurance Australia Group, Ltd....................... 109,781    656,279
    Integrated Research, Ltd.............................  39,117     74,150
    InvoCare, Ltd........................................  42,179    444,820
    IOOF Holdings, Ltd...................................  65,251    443,908
    IPH, Ltd.............................................  91,500    333,588
    IRESS, Ltd...........................................  46,307    397,785
    iSelect, Ltd.........................................  57,728     34,538
    iSentia Group, Ltd...................................  80,415     47,230
    IVE Group, Ltd.......................................   6,388     10,685
    James Hardie Industries P.L.C........................  33,952    542,878
    James Hardie Industries P.L.C., Sponsored ADR........   6,180     98,633
    Japara Healthcare, Ltd...............................  45,042     62,153
    JB Hi-Fi, Ltd........................................  48,524    859,636
    Jumbo Interactive, Ltd...............................   8,083     24,328
*   Kingsgate Consolidated, Ltd..........................  46,498      8,465
    Link Administration Holdings, Ltd....................  25,626    146,372
*   Lynas Corp., Ltd..................................... 133,958    226,143
    MACA, Ltd............................................  84,858     80,792
*   Macmahon Holdings, Ltd............................... 196,207     34,711
    Macquarie Group, Ltd.................................  70,545  6,436,389
    Magellan Financial Group, Ltd........................  26,882    493,551
    MaxiTRANS Industries, Ltd............................  33,340     14,005
*   Mayne Pharma Group, Ltd.............................. 347,423    255,891
    McMillan Shakespeare, Ltd............................  26,857    325,219
    McPherson's, Ltd.....................................  33,177     41,652
    Medibank Pvt, Ltd.................................... 350,542    810,727
*   Medusa Mining, Ltd...................................  96,557     26,143
*   Mesoblast, Ltd.......................................  38,562     53,944
    Metals X, Ltd........................................ 319,145    168,347
    Metcash, Ltd......................................... 493,425    964,668
    Michael Hill International, Ltd......................  12,057      8,505
*   Millennium Minerals, Ltd.............................  74,492     10,255
    Mineral Resources, Ltd............................... 104,864  1,293,070
*   MMA Offshore, Ltd.................................... 266,586     54,392
    MNF Group, Ltd.......................................   7,840     30,454
    Monadelphous Group, Ltd..............................  35,105    384,625
    Monash IVF Group, Ltd................................  92,432     76,901
    Money3 Corp., Ltd....................................  82,097    124,867
    Mortgage Choice, Ltd.................................  52,396     61,132
    Motorcycle Holdings, Ltd.............................   5,984     13,771
    Myer Holdings, Ltd................................... 347,849    120,291
    MYOB Group, Ltd...................................... 162,116    377,321
    National Australia Bank, Ltd......................... 243,581  5,128,656
    Navigator Global Investments, Ltd....................  33,262    143,495
    Navitas, Ltd.........................................  82,798    264,906
*   NetComm Wireless, Ltd................................  20,389     16,894

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
AUSTRALIA -- (Continued)
    New Hope Corp., Ltd..................................  39,058 $   92,513
    Newcrest Mining, Ltd.................................  82,883  1,331,521
*   NEXTDC, Ltd..........................................  10,395     55,846
    nib holdings, Ltd.................................... 169,127    708,844
    Nick Scali, Ltd......................................  14,383     66,068
    Nine Entertainment Co. Holdings, Ltd................. 218,554    364,076
    Northern Star Resources, Ltd......................... 224,001  1,198,387
*   NRW Holdings, Ltd.................................... 204,825    258,425
    Nufarm, Ltd..........................................  98,250    522,143
    OFX Group, Ltd.......................................  88,684    115,186
    Oil Search, Ltd...................................... 158,629  1,058,173
    oOh!media, Ltd.......................................  70,333    253,615
    Orica, Ltd........................................... 125,356  1,637,527
*   Origin Energy, Ltd................................... 181,066  1,313,767
    Orora, Ltd........................................... 620,813  1,674,059
    OZ Minerals, Ltd..................................... 164,665  1,162,819
    Pacific Current Group, Ltd...........................   5,976     31,558
    Pact Group Holdings, Ltd.............................  62,071    249,413
*   Panoramic Resources, Ltd.............................  86,357     35,657
    Paragon Care, Ltd....................................  27,748     16,510
    Peet, Ltd............................................  33,433     29,869
    Pendal Group, Ltd....................................  60,185    415,993
    Perpetual, Ltd.......................................  16,345    530,601
*   Perseus Mining, Ltd.................................. 425,935    126,882
    Pioneer Credit, Ltd..................................  11,600     28,183
    Platinum Asset Management, Ltd.......................  86,837    354,471
*   PMP, Ltd.............................................  73,062     13,044
*   Praemium, Ltd........................................  68,361     41,719
    Premier Investments, Ltd.............................  37,130    479,578
    Primary Health Care, Ltd............................. 229,591    600,027
    Prime Media Group, Ltd............................... 211,487     48,691
    Pro Medicus, Ltd.....................................  10,608     66,220
    PWR Holdings, Ltd....................................  10,356     21,845
    Qantas Airways, Ltd.................................. 334,671  1,672,730
    QBE Insurance Group, Ltd............................. 160,350  1,204,110
    Qube Holdings, Ltd................................... 359,338    692,272
*   Quintis, Ltd......................................... 136,509     13,310
*   Ramelius Resources, Ltd.............................. 285,385    116,839
    Ramsay Health Care, Ltd..............................   8,906    371,902
    RCR Tomlinson, Ltd...................................  60,910    126,709
    REA Group, Ltd.......................................   4,246    274,140
*   Reckon, Ltd..........................................  23,466     15,235
    Reece, Ltd...........................................   3,313     30,119
    Regis Healthcare, Ltd................................  46,584    120,294
    Regis Resources, Ltd................................. 183,694    609,134
    Reject Shop, Ltd. (The)..............................  13,159     54,639
    Reliance Worldwide Corp., Ltd........................ 150,548    665,071
    Resolute Mining, Ltd................................. 322,895    306,087
    Retail Food Group, Ltd...............................  66,734     20,297
    Ridley Corp., Ltd.................................... 103,427    101,309
    Rio Tinto, Ltd.......................................  56,776  3,431,379
    Ruralco Holdings, Ltd................................   8,131     16,910
    Salmat, Ltd..........................................  11,000      5,464
    Sandfire Resources NL................................ 117,107    643,299
*   Santos, Ltd.......................................... 353,507  1,674,484
*   Saracen Mineral Holdings, Ltd........................ 354,155    493,476
    Scottish Pacific Group, Ltd..........................   5,897     13,925
    SeaLink Travel Group, Ltd............................  12,809     41,578
    Seek, Ltd............................................  56,971    906,193

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
AUSTRALIA -- (Continued)
    Select Harvests, Ltd.................................    29,205 $  130,238
*   Senex Energy, Ltd....................................   615,495    205,605
    Servcorp, Ltd........................................    15,854     51,279
    Service Stream, Ltd..................................   131,772    154,858
    Seven Group Holdings, Ltd............................    38,274    545,796
    Seven West Media, Ltd................................   687,208    424,604
    SG Fleet Group, Ltd..................................    24,017     63,251
    Shriro Holdings, Ltd.................................    10,000      8,317
    Sigma Healthcare, Ltd................................   295,547    107,727
    Silver Chef, Ltd.....................................     7,886     17,396
*   Silver Lake Resources, Ltd...........................   254,382    105,691
    Sims Metal Management, Ltd...........................    63,751    813,894
*   Sino Gas & Energy Holdings, Ltd......................   376,074     67,099
    Sirtex Medical, Ltd..................................    16,042    378,986
    SmartGroup Corp., Ltd................................    30,133    272,102
    Sonic Healthcare, Ltd................................    47,753    926,262
    South32, Ltd., ADR...................................    47,819    638,862
    South32, Ltd.........................................   278,676    741,664
    Southern Cross Media Group, Ltd......................   241,611    226,480
    Spark Infrastructure Group...........................   478,686    818,950
*   Specialty Fashion Group, Ltd.........................     8,770      5,951
    SpeedCast International, Ltd.........................    65,522    301,853
    St Barbara, Ltd......................................   193,327    592,301
    Star Entertainment Grp, Ltd. (The)...................   272,629  1,005,870
    Steadfast Group, Ltd.................................   190,886    414,560
    Suncorp Group, Ltd...................................   152,094  1,692,299
*   Sundance Energy Australia, Ltd....................... 1,681,934     92,391
    Sunland Group, Ltd...................................    21,844     29,196
    Super Retail Group, Ltd..............................    72,433    497,759
    Sydney Airport.......................................    73,615    386,878
    Tabcorp Holdings, Ltd................................   355,828  1,235,866
    Tassal Group, Ltd....................................    84,478    262,353
    Technology One, Ltd..................................    91,934    337,809
    Telstra Corp., Ltd...................................   284,970    600,900
    Telstra Corp., Ltd., ADR.............................       600      6,327
    Thorn Group, Ltd.....................................    57,038     25,218
*   Tiger Resources, Ltd.................................   202,588      1,129
    TPG Telecom, Ltd.....................................   200,194    858,444
    Transurban Group.....................................   104,040    904,672
    Treasury Wine Estates, Ltd...........................    15,181    207,887
*   Troy Resources, Ltd..................................   169,473     16,338
    Villa World, Ltd.....................................    27,739     45,779
*   Village Roadshow, Ltd................................    33,189     46,877
*   Virgin Australia Holdings, Ltd.......................   360,269     58,865
    Virtus Health, Ltd...................................    43,258    180,595
    Vita Group, Ltd......................................    82,115     59,699
*   Vocus Group, Ltd.....................................   209,604    376,527
    Webjet, Ltd..........................................    30,830    306,175
    Wesfarmers, Ltd......................................    66,238  2,435,449
    Western Areas, Ltd...................................    93,639    225,928
*   Westgold Resources, Ltd..............................    88,402    104,591
    Westpac Banking Corp.................................   228,720  5,007,245
    Whitehaven Coal, Ltd.................................   428,321  1,731,238
    WiseTech Global, Ltd.................................    19,984    226,717
    Woodside Petroleum, Ltd..............................   180,414  4,835,709
    Woolworths Group, Ltd................................    67,669  1,513,880
    WorleyParsons, Ltd...................................    87,420  1,192,827
    WPP AUNZ, Ltd........................................   143,627     98,281

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE>>
                                                             ------- ------------
AUSTRALIA -- (Continued)
*   Xero, Ltd...............................................   2,961 $     94,345
                                                                     ------------
TOTAL AUSTRALIA.............................................          168,859,502
                                                                     ------------
AUSTRIA -- (0.5%)
    Agrana Beteiligungs AG..................................   6,832      181,788
    ANDRITZ AG..............................................  28,651    1,624,199
    Atrium European Real Estate, Ltd........................  44,004      196,541
    Austria Technologie & Systemtechnik AG..................  19,045      447,221
    CA Immobilien Anlagen AG................................  19,794      692,000
    DO & CO AG..............................................   2,338      164,034
    Erste Group Bank AG.....................................  50,403    2,176,973
    EVN AG..................................................  13,943      277,343
*   FACC AG.................................................   6,488      144,345
    Flughafen Wien AG.......................................   1,500       56,627
    Kapsch TrafficCom AG....................................   1,571       72,654
    Lenzing AG..............................................   3,488      442,955
    Mayr Melnhof Karton AG..................................   2,507      340,934
    Oesterreichische Post AG................................  11,733      555,754
    OMV AG..................................................  46,691    2,638,654
    Palfinger AG............................................   4,858      189,587
    POLYTEC Holding AG......................................   5,223       82,047
    Porr AG.................................................   2,474       87,644
    Raiffeisen Bank International AG........................  42,406    1,414,035
    Rosenbauer International AG.............................     731       42,732
    S IMMO AG...............................................  15,332      333,360
    Schoeller-Bleckmann Oilfield Equipment AG...............   2,857      326,088
*   Semperit AG Holding.....................................   3,249       64,401
    Strabag SE..............................................   6,439      258,924
    Telekom Austria AG......................................  58,773      511,338
    UBM Development AG......................................     258       12,615
    UNIQA Insurance Group AG................................  56,467      564,634
    Verbund AG..............................................  13,400      528,332
    Vienna Insurance Group AG Wiener Versicherung Gruppe....  15,432      439,303
    Voestalpine AG..........................................  53,314    2,667,578
    Warimpex Finanz- und Beteiligungs AG....................  10,740       16,950
    Wienerberger AG.........................................  26,283      644,281
*   Zumtobel Group AG.......................................   8,937       64,175
                                                                     ------------
TOTAL AUSTRIA...............................................           18,260,046
                                                                     ------------
BELGIUM -- (0.9%)
    Ackermans & van Haaren NV...............................   9,630    1,756,347
    Ageas...................................................  90,339    4,845,337
*   AGFA-Gevaert NV......................................... 114,029      544,384
    Anheuser-Busch InBev SA/NV..............................  41,726    4,246,206
    Anheuser-Busch InBev SA/NV, Sponsored ADR...............   8,449      859,432
    Atenor..................................................     549       31,379
    Banque Nationale de Belgique............................      47      150,018
    Barco NV................................................   4,501      638,862
    Bekaert SA..............................................  16,052      450,886
    bpost SA................................................  33,766      532,299
*   Celyad SA...............................................     966       29,458
    Cie d'Entreprises CFE...................................   4,511      563,643
    Cie Immobiliere de Belgique SA..........................     329       20,476
    Colruyt SA..............................................  22,901    1,369,042
    Deceuninck NV...........................................  27,471       81,270
    D'ieteren SA............................................  12,232      532,816
    Econocom Group SA.......................................  64,162      226,539
    Elia System Operator SA.................................   6,969      434,306

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
BELGIUM -- (Continued)
    Euronav NV...........................................  36,257 $   306,820
*   Euronav NV...........................................  17,054     144,106
    EVS Broadcast Equipment SA...........................   4,348     101,503
*   Exmar NV.............................................  13,346      94,897
    Fagron...............................................   7,761     143,725
*   Galapagos NV (B07Q2V5)...............................   2,920     321,289
*   Ion Beam Applications................................   2,043      53,468
    Jensen-Group NV......................................     589      21,834
    KBC Group NV.........................................  26,646   2,045,573
    Kinepolis Group NV...................................   7,850     502,030
    Lotus Bakeries.......................................      77     219,462
*   MDxHealth............................................   5,908      26,216
    Melexis NV...........................................   7,558     702,995
*   Nyrstar NV...........................................  39,159     187,732
    Ontex Group NV.......................................  31,819     962,072
    Orange Belgium SA....................................  17,588     282,135
    Picanol..............................................     532      53,157
    Proximus SADP........................................  30,745     753,532
    Recticel SA..........................................  22,621     260,909
    Resilux..............................................     571     100,806
*   Roularta Media Group NV..............................   1,508      30,157
    Sioen Industries NV..................................   4,172     131,593
    Sipef SA.............................................   1,714     119,381
    Solvay SA............................................  28,197   3,863,005
*   Telenet Group Holding NV.............................   9,327     449,131
    TER Beke SA..........................................     294      54,383
*   Tessenderlo Group SA.................................  16,074     646,332
    UCB SA...............................................  25,619   2,202,585
    Umicore SA...........................................  47,324   2,769,522
    Van de Velde NV......................................   2,567      90,031
*   Viohalco SA..........................................  20,959      75,618
                                                                  -----------
TOTAL BELGIUM............................................          35,028,699
                                                                  -----------
BRAZIL -- (1.3%)
    AES Tiete Energia SA.................................  71,004     191,448
    AES Tiete Energia SA.................................      21          11
    Aliansce Shopping Centers SA.........................  44,162     177,787
    Alupar Investimento SA...............................  43,648     190,138
    Ambev SA, ADR........................................ 122,897     631,691
    Ambev SA.............................................  24,800     128,252
    Anima Holding SA.....................................   8,900      35,569
    Arezzo Industria e Comercio SA.......................  17,650     200,563
*   Azul SA, ADR.........................................   3,972      76,064
*   B2W Cia Digital......................................  39,521     296,413
    B3 SA - Brasil Bolsa Balcao.......................... 127,074     805,449
    Banco ABC Brasil SA..................................   1,451       6,000
    Banco Bradesco SA, ADR............................... 181,517   1,466,660
    Banco Bradesco SA....................................  89,620     665,709
    Banco do Brasil SA...................................  85,084     736,746
    Banco Santander Brasil SA............................  33,028     321,014
    BB Seguridade Participacoes SA.......................  40,000     260,997
*   BR Malls Participacoes SA............................ 250,689     664,577
    BR Properties SA.....................................  32,617      78,386
*   Brasil Brokers Participacoes SA......................  90,292       7,698
    BrasilAgro - Co. Brasileira de Propriedades Agricolas   6,000      22,412
    Braskem SA, Sponsored ADR............................  23,556     683,124
*   BRF SA...............................................  11,216      67,685
*   BRF SA, ADR..........................................  12,343      74,922
    CCR SA............................................... 122,462     343,571

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE>>
                                                                 ------- ----------
BRAZIL -- (Continued)
*   Centrais Eletricas Brasileiras SA...........................  37,516 $  172,622
    Cia Brasileira de Distribuicao, ADR.........................   7,747    171,364
    Cia de Locacao das Americas.................................  12,815     98,333
    Cia de Saneamento Basico do Estado de Sao Paulo.............  23,700    157,861
    Cia de Saneamento Basico do Estado de Sao Paulo, ADR........  25,800    172,860
    Cia de Saneamento de Minas Gerais-COPASA....................  17,981    194,886
    Cia de Saneamento do Parana.................................   1,900     22,537
    Cia Energetica de Minas Gerais..............................  36,039     69,422
    Cia Hering..................................................  18,358     72,145
    Cia Paranaense de Energia...................................   7,100     35,942
*   Cia Siderurgica Nacional SA, Sponsored ADR.................. 222,689    532,227
*   Cia Siderurgica Nacional SA................................. 178,866    437,479
    Cielo SA....................................................  91,444    349,619
*   Construtora Tenda SA........................................  21,472    152,117
*   Cosan Logistica SA..........................................  89,123    244,577
    Cosan SA....................................................  46,791    459,645
    CSU Cardsystem SA...........................................  11,686     23,040
    CVC Brasil Operadora e Agencia de Viagens SA................  44,590    523,917
    Cyrela Brazil Realty SA Empreendimentos e Participacoes..... 126,521    390,690
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes.............................................     300        796
    Dimed SA Distribuidora da Medicamentos......................     200     18,117
*   Direcional Engenharia SA....................................  40,604     74,862
    Duratex SA.................................................. 137,085    371,813
    EcoRodovias Infraestrutura e Logistica SA...................  67,520    140,318
    EDP - Energias do Brasil SA.................................  92,552    336,593
    Embraer SA..................................................   8,000     41,031
    Embraer SA, Sponsored ADR...................................  49,002  1,002,091
    Energisa SA.................................................  64,900    524,104
*   Eneva SA....................................................  21,161     70,475
    Engie Brasil Energia SA.....................................  19,500    194,257
    Equatorial Energia SA.......................................  49,832    813,207
    Estacio Participacoes SA.................................... 125,808    869,826
*   Even Construtora e Incorporadora SA.........................  86,000     85,237
    Ez Tec Empreendimentos e Participacoes SA...................  33,259    153,477
    Fibria Celulose SA..........................................  25,130    495,463
    Fibria Celulose SA, Sponsored ADR...........................  22,897    450,155
    Fleury SA...................................................  75,200    548,578
*   Gafisa SA...................................................  16,343     53,253
    Gafisa SA, ADR..............................................   4,033     26,335
    Gerdau SA, Sponsored ADR.................................... 134,698    592,671
    Gerdau SA...................................................  59,100    195,882
*   Gol Linhas Aereas Inteligentes SA, ADR......................   5,835     42,771
    Grendene SA.................................................  36,500     75,756
    Guararapes Confeccoes SA....................................   4,700    119,901
*   Helbor Empreendimentos SA................................... 147,405     41,237
    Hypermarcas SA..............................................  29,698    219,572
    Iguatemi Empresa de Shopping Centers SA.....................  10,000     89,681
    International Meal Co. Alimentacao SA, Class A..............  71,500    139,064
    Iochpe-Maxion SA............................................  68,410    420,124
    Itau Unibanco Holding SA, ADR...............................  21,844    261,907
    Itau Unibanco Holding SA....................................  37,369    398,252
    JBS SA...................................................... 486,160  1,168,349
*   JHSF Participacoes SA.......................................  62,700     17,875
*   JSL SA......................................................  29,700     32,285
*   Kepler Weber SA.............................................   4,800     13,313
    Klabin SA...................................................  45,878    246,912
    Kroton Educacional SA....................................... 308,418    928,549
    Light SA....................................................  26,507     92,375
    Linx SA.....................................................  15,300     75,699

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
BRAZIL -- (Continued)
    Localiza Rent a Car SA............................... 157,827 $   998,692
    Lojas Americanas SA..................................   8,394      30,639
    Lojas Renner SA...................................... 167,706   1,379,789
    M Dias Branco SA.....................................   8,451      86,395
    Magazine Luiza SA....................................   4,410     155,401
    Magnesita Refratarios SA.............................  19,386     354,056
    Mahle-Metal Leve SA..................................  22,320     163,536
    Marcopolo SA.........................................  29,400      21,933
*   Marfrig Global Foods SA.............................. 185,900     406,144
*   Marisa Lojas SA......................................  19,360      22,850
*   Mills Estruturas e Servicos de Engenharia SA.........  52,057      30,097
*   Minerva SA...........................................  27,188      54,618
    MRV Engenharia e Participacoes SA.................... 159,837     562,557
    Multiplan Empreendimentos Imobiliarios SA............  36,234     193,850
    Multiplus SA.........................................  18,900     139,485
    Natura Cosmeticos SA.................................  40,447     313,593
    Odontoprev SA........................................ 100,863     358,219
*   Paranapanema SA...................................... 125,480      42,124
    Petroleo Brasileiro SA, Sponsored ADR................  72,469     758,026
    Petroleo Brasileiro SA, Sponsored ADR................  19,287     226,236
    Petroleo Brasileiro SA............................... 321,106   1,877,032
    Porto Seguro SA......................................  71,042     938,823
    Portobello SA........................................  58,513      68,439
*   Profarma Distribuidora de Produtos Farmaceuticos SA..   5,496       8,024
    Qualicorp Consultoria e Corretora de Seguros SA...... 160,703     858,470
    Raia Drogasil SA.....................................  35,950     712,238
    Restoque Comercio e Confeccoes de Roupas SA..........   4,719      32,878
*   RNI Negocios Imobiliarios SA.........................   6,300       5,522
*   Rumo SA.............................................. 128,682     509,134
    Santos Brasil Participacoes SA.......................  89,250      64,203
    Sao Martinho SA...................................... 110,429     573,726
    Ser Educacional SA...................................  16,557      78,036
    SLC Agricola SA......................................  34,600     487,662
    Smiles Fidelidade SA.................................  22,347     304,843
    Sonae Sierra Brasil SA...............................   5,937      32,585
*   Springs Global Participacoes SA......................  15,800      32,835
    Sul America SA....................................... 164,194     965,486
    Suzano Papel e Celulose SA........................... 113,134   1,342,850
    T4F Entretenimento SA................................   8,100      18,128
*   Tecnisa SA...........................................  56,621      19,762
    Tegma Gestao Logistica SA............................   4,200      19,907
    Telefonica Brasil SA, ADR............................  12,260     135,350
    TIM Participacoes SA, ADR............................   6,220     102,132
    TIM Participacoes SA.................................  78,821     260,406
    TOTVS SA.............................................  18,082     141,925
    TPI - Triunfo Participacoes e Investimentos SA.......  16,900       7,745
    Transmissora Alianca de Energia Eletrica SA.......... 104,081     560,434
    Tupy SA..............................................  26,100     139,982
    Ultrapar Participacoes SA............................   2,500      27,076
    Ultrapar Participacoes SA, Sponsored ADR.............  28,612     314,160
    Usinas Siderurgicas de Minas Gerais SA...............  23,560      76,456
    Vale SA.............................................. 523,253   7,645,321
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A......................  34,312     165,924
    Via Varejo SA........................................ 117,845     668,457
    WEG SA...............................................  16,955      83,616
    Wiz Solucoes e Corretagem de Seguros SA..............  21,700      45,674
                                                                  -----------
TOTAL BRAZIL.............................................          49,479,813
                                                                  -----------

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (6.6%)
*   5N Plus, Inc.........................................  20,100 $   52,226
    Absolute Software Corp...............................  14,380     81,249
    Acadian Timber Corp..................................   3,453     53,354
*   Advantage Oil & Gas, Ltd.............................  79,861    276,261
    Aecon Group, Inc.....................................  26,073    330,109
    AG Growth International, Inc.........................   4,500    191,817
    AGF Management, Ltd., Class B........................  37,928    190,974
    Agnico Eagle Mines, Ltd..............................  20,440    856,368
    Agnico Eagle Mines, Ltd..............................  18,167    760,834
    AGT Food & Ingredients, Inc..........................   8,646    120,367
    Aimia, Inc...........................................  41,930    111,525
*   Air Canada...........................................  45,730    827,172
    AirBoss of America Corp..............................  10,693    121,410
*   Alacer Gold Corp..................................... 122,202    264,911
    Alamos Gold, Inc., Class A...........................  97,423    528,739
    Alamos Gold, Inc., Class A...........................  42,742    232,089
    Alaris Royalty Corp..................................  14,848    211,160
    Alcanna, Inc.........................................  15,791    111,072
*   Alexco Resource Corp.................................  33,113     40,219
    Algoma Central Corp..................................   3,600     41,733
    Algonquin Power & Utilities Corp.....................  59,977    589,235
    Algonquin Power & Utilities Corp.....................   1,500     14,730
    Alimentation Couche-Tard, Inc., Class B..............  32,955  1,513,673
*   Alio Gold, Inc.......................................  19,045     26,645
    AltaGas, Ltd.........................................  16,394    333,589
    Altus Group, Ltd.....................................  13,816    297,381
*   Americas Silver Corp.................................  11,652     30,813
*   Amerigo Resources, Ltd...............................  21,300     14,573
    Andrew Peller, Ltd., Class A.........................  11,100    140,793
    ARC Resources, Ltd................................... 224,697  2,668,693
*   Argonaut Gold, Inc...................................  72,341    122,343
*   Asanko Gold, Inc.....................................  30,100     29,849
    Atco, Ltd., Class I..................................  12,000    367,975
*   Athabasca Oil Corp................................... 182,955    246,125
*   ATS Automation Tooling Systems, Inc..................  20,733    311,748
    AutoCanada, Inc......................................  12,710    141,282
*   B2Gold Corp.......................................... 375,341    934,854
    Badger Daylighting, Ltd..............................  13,390    303,960
    Bank of Montreal.....................................  64,884  5,142,937
    Bank of Montreal.....................................  68,197  5,406,658
    Bank of Nova Scotia (The)............................  46,481  2,754,522
    Bank of Nova Scotia (The)............................  53,768  3,185,754
    Barrick Gold Corp.................................... 402,437  4,503,270
*   Bausch Health Cos., Inc..............................  83,065  1,805,839
*   Bausch Health Cos., Inc.............................. 124,223  2,699,607
*   Baytex Energy Corp...................................  80,319    249,444
*   Baytex Energy Corp...................................  22,889     71,185
    BCE, Inc.............................................  18,344    779,529
*   Bellatrix Exploration, Ltd...........................  21,090     20,104
*   Bellatrix Exploration, Ltd...........................   1,785      1,709
    Birchcliff Energy, Ltd...............................  99,183    392,661
    Bird Construction, Inc...............................  11,216     66,993
    Black Diamond Group, Ltd.............................  22,216     61,481
*   BlackBerry, Ltd......................................  15,014    147,287
*   BlackPearl Resources, Inc............................ 106,551    109,758
*   BNK Petroleum, Inc...................................  52,000     17,189
*   Bombardier, Inc., Class A............................  28,590    108,351
*   Bombardier, Inc., Class B............................ 274,700  1,034,731
    Bonavista Energy Corp................................  98,102    117,645

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
    Bonterra Energy Corp.................................  13,150 $  188,124
    Boralex, Inc., Class A...............................  43,212    660,379
    Brookfield Asset Management, Inc., Class A...........  21,550    909,313
    BRP, Inc.............................................   7,648    356,752
*   BSM Technologies, Inc................................  10,000     10,301
    CAE, Inc.............................................  26,952    561,478
    CAE, Inc.............................................   5,994    124,975
*   Calfrac Well Services, Ltd...........................  55,031    209,827
    Calian Group, Ltd....................................   2,400     58,208
    Cameco Corp..........................................  83,684    904,483
    Cameco Corp..........................................  16,699    180,349
    Canaccord Genuity Group, Inc.........................  56,815    316,210
*   Canacol Energy, Ltd..................................  40,305    131,990
    Canadian Imperial Bank of Commerce...................  38,986  3,557,995
    Canadian Imperial Bank of Commerce...................   6,240    569,275
    Canadian National Railway Co.........................  13,000  1,160,441
    Canadian National Railway Co.........................   5,736    511,364
    Canadian Natural Resources, Ltd......................   1,920     70,551
    Canadian Natural Resources, Ltd...................... 184,046  6,743,445
    Canadian Pacific Railway, Ltd........................   9,072  1,799,127
    Canadian Tire Corp., Ltd., Class A...................  12,043  1,640,203
    Canadian Utilities, Ltd., Class A....................  18,114    451,858
    Canadian Western Bank................................  48,020  1,347,004
*   Canfor Corp..........................................  47,104  1,032,714
    Canfor Pulp Products, Inc............................  21,106    442,125
    CanWel Building Materials Group, Ltd.................  25,200    128,049
    Capital Power Corp...................................  27,045    549,278
*   Capstone Mining Corp................................. 149,688    110,467
    Cardinal Energy, Ltd.................................  42,584    175,135
    Cascades, Inc........................................  43,559    417,558
*   Cathedral Energy Services, Ltd.......................   7,500      6,746
    CCL Industries, Inc., Class B........................  28,675  1,454,856
*   Celestica, Inc.......................................  48,586    573,801
*   Celestica, Inc.......................................   3,800     44,928
    Cenovus Energy, Inc..................................  19,900    199,635
    Cenovus Energy, Inc.................................. 118,119  1,185,915
*   Centerra Gold, Inc................................... 106,954    485,913
    Cervus Equipment Corp................................   3,004     31,891
    CES Energy Solutions Corp............................  64,017    219,976
*   CGI Group, Inc., Class A.............................  27,460  1,772,757
    Chesswood Group, Ltd.................................   4,300     38,278
*   China Gold International Resources Corp., Ltd........ 125,324    218,692
    CI Financial Corp....................................  35,766    624,946
    Cineplex, Inc........................................  25,777    579,009
    Clearwater Seafoods, Inc.............................   5,700     22,478
    Cogeco Communications, Inc...........................   9,847    534,418
    Cogeco, Inc..........................................  26,326  1,268,084
*   Colabor Group, Inc...................................  13,000      4,297
    Colliers International Group, Inc....................   2,800    228,933
    Colliers International Group, Inc....................   6,938    568,916
    Computer Modelling Group, Ltd........................  26,224    201,390
*   Conifex Timber, Inc..................................   3,100     11,534
    Constellation Software, Inc..........................   2,091  1,515,836
*   Copper Mountain Mining Corp..........................  86,204     77,533
    Corby Spirit and Wine, Ltd...........................   2,900     45,523
    Corus Entertainment, Inc., Class B...................  48,825    152,385
    Cott Corp............................................  30,576    488,910
    Cott Corp............................................  44,999    718,476
    Crescent Point Energy Corp...........................  53,200    362,751

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
    Crescent Point Energy Corp........................... 117,243 $  798,425
*   Crew Energy, Inc.....................................  65,575    123,503
*   CRH Medical Corp.....................................  16,065     52,980
*   Delphi Energy Corp................................... 112,471     76,084
*   Denison Mines Corp................................... 188,385     97,027
*   Descartes Systems Group, Inc. (The)..................   8,700    278,084
*   Detour Gold Corp.....................................  76,963    758,478
    DHX Media, Ltd.......................................  43,523     87,658
*   DIRTT Environmental Solutions........................  10,600     53,291
    Dollarama, Inc.......................................  39,342  1,421,435
    Dorel Industries, Inc., Class B......................  13,250    242,928
*   Dundee Precious Metals, Inc..........................  63,220    150,171
    ECN Capital Corp.....................................  83,365    231,347
    E-L Financial Corp., Ltd.............................     184    116,693
*   Eldorado Gold Corp................................... 278,188    303,668
*   Eldorado Gold Corp...................................  22,591     24,624
    Element Fleet Management Corp........................ 160,123    770,550
    Emera, Inc...........................................   5,459    176,882
    Empire Co., Ltd., Class A............................  57,753  1,190,710
    Enbridge Income Fund Holdings, Inc...................  39,003    976,836
    Enbridge, Inc........................................  18,400    653,480
    Enbridge, Inc........................................  23,256    823,960
    Encana Corp.......................................... 131,809  1,818,789
    Encana Corp.......................................... 116,859  1,570,585
*   Endeavour Mining Corp................................  21,819    399,202
*   Endeavour Silver Corp................................   4,372     12,839
    Enercare, Inc........................................  36,044    523,959
    Enerflex, Ltd........................................  36,495    413,246
*   Energy Fuels, Inc....................................  31,800     93,626
    Enerplus Corp........................................  82,000  1,069,716
    Enerplus Corp........................................  51,964    678,650
    Enghouse Systems, Ltd................................   5,722    341,160
    Ensign Energy Services, Inc..........................  63,220    275,070
*   Epsilon Energy, Ltd..................................  17,760     36,999
    Equitable Group, Inc.................................   7,300    353,538
*   Essential Energy Services Trust......................  38,149     15,250
    Evertz Technologies, Ltd.............................   8,165     99,736
    Exchange Income Corp.................................   8,657    221,275
    Exco Technologies, Ltd...............................  35,440    254,729
*   EXFO, Inc............................................      33        129
    Extendicare, Inc.....................................  29,935    170,978
    Fairfax Financial Holdings, Ltd......................   5,700  3,220,587
    Fiera Capital Corp...................................  12,000    110,512
    Finning International, Inc...........................  55,369  1,449,720
    First Capital Realty, Inc............................  22,500    350,771
*   First Majestic Silver Corp...........................  37,084    246,020
    First National Financial Corp........................   4,700    106,982
    First Quantum Minerals, Ltd.......................... 155,578  2,426,622
    FirstService Corp....................................   6,470    538,175
    FirstService Corp....................................   2,400    199,125
    Fortis, Inc..........................................  15,254    501,529
    Fortis, Inc..........................................   4,683    153,462
*   Fortress Global Enterprises, Inc.....................   1,649      3,803
*   Fortuna Silver Mines, Inc............................  97,753    533,533
    Franco-Nevada Corp...................................   3,505    256,741
    Gamehost, Inc........................................   6,298     58,582
*   Gear Energy, Ltd..................................... 122,642    128,219
    Genesis Land Development Corp........................  12,700     37,392
    Genworth MI Canada, Inc..............................  25,974    914,286

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
    George Weston, Ltd...................................  14,869 $1,236,978
    Gibson Energy, Inc...................................  14,572    204,099
    Gildan Activewear, Inc...............................  21,696    558,891
*   Glacier Media, Inc...................................   1,400        872
    Gluskin Sheff & Associates, Inc......................   8,975    115,909
    GMP Capital, Inc.....................................  16,869     32,808
    goeasy, Ltd..........................................   8,267    271,934
    Goldcorp, Inc........................................  17,818    222,716
    Goldcorp, Inc........................................ 101,936  1,274,200
*   Golden Star Resources, Ltd...........................  95,063     67,962
*   Gran Tierra Energy, Inc..............................     444      1,479
*   Gran Tierra Energy, Inc.............................. 226,325    756,823
    Granite Oil Corp.....................................  19,930     41,672
*   Great Canadian Gaming Corp...........................  20,100    725,754
*   Great Panther Silver, Ltd............................  18,200     20,986
    Great-West Lifeco, Inc...............................  19,300    476,992
*   Guyana Goldfields, Inc...............................  57,932    178,136
*   Havilah Mining Corp..................................   7,145      1,922
*   Heroux-Devtek, Inc...................................  13,891    166,423
    High Arctic Energy Services, Inc.....................  10,600     31,616
    High Liner Foods, Inc................................  12,787     88,074
*   Home Capital Group, Inc..............................  30,339    356,833
    Horizon North Logistics, Inc.........................  56,814    107,439
    Hudbay Minerals, Inc.................................  58,043    301,824
    Hudbay Minerals, Inc.................................  77,032    400,897
    Hudson's Bay Co......................................  40,128    323,591
    Husky Energy, Inc....................................  67,620  1,149,832
    Hydro One, Ltd.......................................  17,500    255,602
*   IAMGOLD Corp......................................... 255,731  1,405,601
*   IAMGOLD Corp.........................................  35,221    193,715
*   IBI Group, Inc.......................................   4,500     22,382
    IGM Financial, Inc...................................  10,583    317,689
*   Imperial Metals Corp.................................  11,400     11,393
    Imperial Oil, Ltd....................................  19,697    672,850
*   Indigo Books & Music, Inc............................   1,800     22,513
    Industrial Alliance Insurance & Financial Services,
      Inc................................................  33,501  1,377,794
    Information Services Corp............................   2,900     38,723
    Innergex Renewable Energy, Inc.......................  29,529    305,762
    Intact Financial Corp................................   5,400    411,958
    Inter Pipeline, Ltd..................................  49,809    949,582
*   Interfor Corp........................................  45,968    726,527
    Intertape Polymer Group, Inc.........................  20,670    273,142
*   Iron Bridge Resources, Inc...........................  82,801     47,739
    Just Energy Group, Inc...............................  28,226    106,755
    K-Bro Linen, Inc.....................................   1,229     36,175
*   Kelt Exploration, Ltd................................  63,747    487,103
    Keyera Corp..........................................  22,144    641,075
*   Kinaxis, Inc.........................................   4,982    336,180
*   Kinross Gold Corp.................................... 832,190  3,006,721
*   Kinross Gold Corp....................................   7,412     26,683
    Kirkland Lake Gold, Ltd..............................  40,234    879,312
    KP Tissue, Inc.......................................   2,100     16,046
    Lassonde Industries, Inc., Class A...................     500    101,933
    Laurentian Bank of Canada............................  18,361    658,023
*   Leagold Mining Corp..................................   9,100     17,628
    Leon's Furniture, Ltd................................   7,944    111,693
    Linamar Corp.........................................  24,663  1,127,121
    Loblaw Cos., Ltd.....................................  36,602  1,935,241
    Lucara Diamond Corp.................................. 148,214    255,217

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
    Lundin Mining Corp................................... 450,411 $2,492,954
    Magellan Aerospace Corp..............................   9,800    118,804
    Magna International, Inc.............................  57,234  3,486,353
    Magna International, Inc.............................   5,731    348,330
*   Mainstreet Equity Corp...............................   3,543    123,107
*   Major Drilling Group International, Inc..............  38,697    181,460
*   Mandalay Resources Corp.............................. 185,085     25,610
    Manulife Financial Corp..............................  70,641  1,311,978
    Manulife Financial Corp..............................  85,648  1,589,627
    Maple Leaf Foods, Inc................................  18,687    447,477
    Martinrea International, Inc.........................  52,753    570,577
    Maxar Technologies, Ltd..............................  27,030  1,324,643
    Medical Facilities Corp..............................  22,842    256,366
*   MEG Energy Corp......................................  95,177    620,441
    Methanex Corp........................................  18,500  1,277,941
    Methanex Corp........................................   5,399    373,071
    Metro, Inc...........................................  63,112  2,127,921
*   Mitel Networks Corp..................................  52,650    575,938
    Morguard Corp........................................     400     51,031
    Morneau Shepell, Inc.................................  21,396    461,687
*   Mountain Province Diamonds, Inc......................   6,000     14,529
    MTY Food Group, Inc..................................   4,845    207,954
    Mullen Group, Ltd....................................  43,719    539,073
    National Bank of Canada..............................  92,872  4,552,752
    Nevsun Resources, Ltd................................  56,600    210,153
*   New Gold, Inc........................................ 206,119    256,688
    NFI Group, Inc.......................................  19,600    752,902
    Norbord, Inc.........................................   8,762    315,240
    Norbord, Inc.........................................     457     16,411
    North American Construction Group, Ltd...............   8,600     56,657
    North West Co., Inc. (The)...........................  15,330    350,238
    Northland Power, Inc.................................  30,175    551,610
    Nutrien, Ltd.........................................  24,441  1,327,380
    Nutrien, Ltd.........................................  43,602  2,363,655
*   NuVista Energy, Ltd..................................  71,569    462,694
*   Obsidian Energy, Ltd................................. 201,044    214,822
*   Obsidian Energy, Ltd.................................  26,052     28,136
    OceanaGold Corp...................................... 380,881  1,171,176
    Onex Corp............................................   9,600    718,570
    Open Text Corp.......................................  18,400    684,740
    Open Text Corp.......................................   3,358    124,918
    Osisko Gold Royalties, Ltd...........................  45,003    427,247
#*  Painted Pony Energy, Ltd.............................  41,052     83,313
    Pan American Silver Corp.............................  10,200    167,798
    Pan American Silver Corp.............................  60,321    993,487
*   Paramount Resources, Ltd., Class A...................  31,088    348,911
*   Parex Resources, Inc.................................  55,182    973,962
    Parkland Fuel Corp...................................  32,565    880,683
    Pason Systems, Inc...................................  19,530    299,665
    Pembina Pipeline Corp................................  16,533    594,789
    Pembina Pipeline Corp................................   7,992    286,673
*   Pengrowth Energy Corp................................ 216,240    152,931
    Peyto Exploration & Development Corp.................  71,565    589,750
*   PHX Energy Services Corp.............................  14,919     23,396
    Pizza Pizza Royalty Corp.............................  10,074     93,627
    Polaris Infrastructure, Inc..........................   2,900     27,376
*   Precision Drilling Corp.............................. 107,261    388,361
*   Precision Drilling Corp..............................  24,082     87,418
*   Premier Gold Mines, Ltd..............................  91,551    173,129

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
    Premium Brands Holdings Corp.........................   9,186 $  720,206
    Pulse Seismic, Inc...................................  22,820     43,154
    Quarterhill, Inc.....................................  68,268     73,471
    Quebecor, Inc., Class B..............................  38,800    808,601
*   Questerre Energy Corp., Class A......................  32,700     12,192
*   Raging River Exploration, Inc........................ 108,366    458,170
    Recipe Unlimited Corp................................   8,774    181,705
    Reitmans Canada, Ltd., Class A.......................  19,404     63,246
    Restaurant Brands International, Inc.................   6,600    421,059
    Richelieu Hardware, Ltd..............................  13,004    281,403
    Ritchie Bros Auctioneers, Inc........................   7,600    252,798
    Ritchie Bros Auctioneers, Inc........................   4,495    149,549
    Rocky Mountain Dealerships, Inc......................   8,291     76,610
    Rogers Communications, Inc., Class B.................   4,600    234,517
    Rogers Communications, Inc., Class B.................   5,774    293,723
    Rogers Sugar, Inc....................................  31,951    133,615
    Royal Bank of Canada.................................  55,774  4,353,961
    Royal Bank of Canada.................................  69,446  5,414,705
    Russel Metals, Inc...................................  38,118    812,262
*   Sandstorm Gold, Ltd..................................  79,325    351,241
    Saputo, Inc..........................................  15,040    501,430
    Secure Energy Services, Inc..........................  73,100    442,809
*   SEMAFO, Inc.......................................... 141,714    416,149
*   Seven Generations Energy, Ltd., Class A.............. 124,417  1,421,253
    Shaw Communications, Inc., Class B...................  10,510    219,839
    Shaw Communications, Inc., Class B...................  26,776    560,422
    ShawCor, Ltd.........................................  23,632    481,414
*   Shopify, Inc., Class A...............................     900    124,389
    Sienna Senior Living, Inc............................  15,909    200,567
*   Sierra Wireless, Inc.................................   7,200    116,785
*   Sierra Wireless, Inc.................................   6,567    106,714
    Sleep Country Canada Holdings, Inc...................  10,334    245,630
    SNC-Lavalin Group, Inc...............................  21,074    933,292
*   Solium Capital, Inc..................................   6,223     57,884
    Sprott, Inc..........................................  88,600    205,009
*   SSR Mining, Inc......................................  49,463    514,074
*   SSR Mining, Inc......................................   8,887     92,514
    Stantec, Inc.........................................  16,542    431,973
    Stantec, Inc.........................................   2,216     57,948
*   Stars Group, Inc. (The)..............................  17,397    595,926
*   Stars Group, Inc. (The)..............................  18,715    641,924
    Stella-Jones, Inc....................................  12,388    413,775
*   STEP Energy Services, Ltd............................  12,691     90,437
*   Strad Energy Services, Ltd...........................     100        121
    Stuart Olson, Inc....................................   4,040     23,137
    Sun Life Financial, Inc..............................  15,000    613,445
    Sun Life Financial, Inc..............................  38,710  1,582,852
    Suncor Energy, Inc................................... 111,613  4,700,125
    Suncor Energy, Inc................................... 121,288  5,111,076
*   SunOpta, Inc.........................................  13,832    113,422
*   SunOpta, Inc.........................................   4,800     39,224
    Superior Plus Corp...................................  80,505    792,766
    Supremex, Inc........................................   7,129     17,318
    Surge Energy, Inc.................................... 124,742    234,937
    Tahoe Resources, Inc.................................  25,669    115,238
    Tahoe Resources, Inc.................................  80,828    364,536
*   Tamarack Valley Energy, Ltd..........................  50,545    186,506
*   Taseko Mines, Ltd....................................  94,213     84,012
    Teck Resources, Ltd., Class A........................     600     15,613

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
CANADA -- (Continued)
    Teck Resources, Ltd., Class B........................    78,125 $  2,037,730
    Teck Resources, Ltd., Class B........................   151,781    3,950,859
    TELUS Corp...........................................    24,664      901,544
*   Teranga Gold Corp....................................    35,335      124,134
*   Tervita Corp.........................................     5,715       40,202
    TFI International, Inc...............................    52,163    1,732,284
*   Theratechnologies, Inc...............................    16,597      125,927
    Thomson Reuters Corp.................................    24,281    1,007,563
    Tidewater Midstream and Infrastructure, Ltd..........    99,000       97,413
    TMX Group, Ltd.......................................    14,192      912,713
    TORC Oil & Gas, Ltd..................................    70,208      410,717
*   Torex Gold Resources, Inc............................    30,000      221,624
    Toromont Industries, Ltd.............................    15,859      814,254
    Toronto-Dominion Bank (The)..........................    92,478    5,486,049
    Toronto-Dominion Bank (The)..........................       934       55,274
    Torstar Corp., Class B...............................    16,400       15,002
    Total Energy Services, Inc...........................    18,599      157,277
    Tourmaline Oil Corp..................................    66,651    1,316,768
    TransAlta Corp.......................................   133,581      760,914
    TransAlta Corp.......................................    33,238      187,795
    TransAlta Renewables, Inc............................    28,206      260,410
    TransCanada Corp.....................................    13,860      623,399
    Transcontinental, Inc., Class A......................    51,756    1,230,590
*   TransGlobe Energy Corp...............................    33,590      108,967
*   TransGlobe Energy Corp...............................     1,119        3,626
*   Trican Well Service, Ltd.............................   148,510      312,809
*   Trinidad Drilling, Ltd...............................   127,520      152,924
*   Trisura Group, Ltd...................................       221        4,751
*   Turquoise Hill Resources, Ltd........................   217,037      602,301
    Uni-Select, Inc......................................    22,152      368,845
*   UrtheCast Corp.......................................    11,500        2,298
    Valener, Inc.........................................    11,834      183,853
    Vermilion Energy, Inc................................    13,653      470,003
    Vermilion Energy, Inc................................    15,293      525,773
    Wajax Corp...........................................    13,940      264,473
    Waste Connections, Inc...............................    11,349      880,472
*   Wesdome Gold Mines, Ltd..............................    63,960      179,954
    West Fraser Timber Co., Ltd..........................    27,036    1,679,293
*   Western Energy Services Corp.........................    38,366       25,659
    Western Forest Products, Inc.........................   244,498      454,845
    Westshore Terminals Investment Corp..................    24,862      464,042
    Wheaton Precious Metals Corp.........................    48,594    1,018,044
    Whitecap Resources, Inc..............................   199,208    1,315,442
    Winpak, Ltd..........................................     9,400      340,780
    WSP Global, Inc......................................     8,003      454,889
    Yamana Gold, Inc.....................................   293,194      935,354
    Yamana Gold, Inc.....................................     8,700       27,753
*   Yangarra Resources, Ltd..............................    48,109      180,106
*   Yellow Pages, Ltd....................................     9,936       77,297
    ZCL Composites, Inc..................................     8,000       54,118
                                                                    ------------
TOTAL CANADA.............................................            246,853,096
                                                                    ------------
CHILE -- (0.3%)
    AES Gener SA.........................................   423,830      112,566
    Aguas Andinas SA, Class A............................   422,238      246,294
    Banco de Chile, ADR..................................     1,617      151,244
    Banco de Credito e Inversiones SA....................     7,515      520,722
    Banco Santander Chile, ADR...........................     8,227      269,914
    Banco Santander Chile................................ 1,227,899      100,870

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES     VALUE>>
                                                             ---------- -----------
CHILE -- (Continued)
    Besalco SA..............................................    173,357 $   160,351
    CAP SA..................................................     44,356     459,039
    Cencosud SA.............................................    213,682     586,018
    Cia Cervecerias Unidas SA, Sponsored ADR................     11,298     307,645
*   Cia Sud Americana de Vapores SA.........................  7,272,393     214,154
    Colbun SA...............................................    610,314     135,892
    Cristalerias de Chile SA................................      2,000      18,785
    Embotelladora Andina SA, Class B ADR....................      4,903     122,232
    Empresa Nacional de Telecomunicaciones SA...............     72,240     681,853
*   Empresas AquaChile SA...................................     63,786      39,017
    Empresas CMPC SA........................................    137,403     556,812
    Empresas COPEC SA.......................................     17,846     286,741
    Empresas Hites SA.......................................     40,531      35,272
*   Empresas La Polar SA....................................    594,760      35,439
    Enel Americas SA, ADR...................................     59,761     524,104
    Enel Americas SA........................................  2,748,225     485,484
    Enel Chile SA, ADR......................................     60,103     315,541
    Enel Chile SA...........................................    844,942      89,536
    Engie Energia Chile SA..................................    131,138     267,316
    Forus SA................................................     17,454      52,000
    Grupo Security SA.......................................    355,879     169,361
    Inversiones Aguas Metropolitanas SA.....................    232,596     366,759
    Inversiones La Construccion SA..........................     12,718     213,381
    Itau CorpBanca.......................................... 16,198,544     171,194
    Itau CorpBanca, ADR.....................................      9,675     152,478
    Latam Airlines Group SA, Sponsored ADR..................     69,715     793,357
    Latam Airlines Group SA.................................      4,845      54,877
    Masisa SA...............................................    787,592      49,596
    Molibdenos y Metales SA.................................      1,797      22,993
    Multiexport Foods SA....................................    155,624      77,111
    Parque Arauco SA........................................    147,705     412,953
    PAZ Corp. SA............................................     30,769      48,242
    Ripley Corp. SA.........................................    269,052     253,128
    SACI Falabella..........................................     18,297     170,388
    Salfacorp SA............................................    151,840     234,518
    Sigdo Koppers SA........................................     78,916     124,361
    Sociedad Matriz SAAM SA.................................    443,079      41,831
    Sociedad Quimica y Minera de Chile SA, Sponsored ADR....      5,679     274,125
    Socovesa SA.............................................    126,028      66,201
    SONDA SA................................................    225,295     342,681
    Vina Concha y Toro SA...................................    119,248     256,542
                                                                        -----------
TOTAL CHILE.................................................             11,070,918
                                                                        -----------
CHINA -- (7.6%)
*   21Vianet Group, Inc., ADR...............................     29,993     283,134
    3SBio, Inc..............................................    206,500     440,575
*   500.com, Ltd., Class A ADR..............................      4,144      58,016
*   51job, Inc., ADR........................................      1,915     175,740
*   58.com, Inc., ADR.......................................      6,684     449,566
    AAC Technologies Holdings, Inc..........................     98,000   1,259,409
    Agile Group Holdings, Ltd...............................  1,056,749   1,631,644
    Agricultural Bank of China, Ltd., Class H...............  2,792,000   1,356,785
    Air China, Ltd., Class H................................    540,000     498,730
    AKM Industrial Co., Ltd.................................     50,000       8,316
*   Alibaba Group Holding, Ltd., Sponsored ADR..............     23,174   4,338,868
#*  Alibaba Pictures Group, Ltd.............................  3,970,000     471,181
*   Aluminum Corp. of China, Ltd., ADR......................      4,650      53,661
*   Aluminum Corp. of China, Ltd., Class H..................  1,946,000     887,372
    AMVIG Holdings, Ltd.....................................    130,000      31,976

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE>>
                                                          ---------- ----------
CHINA -- (Continued)
    Angang Steel Co., Ltd., Class H......................    416,000 $  442,994
    Anhui Conch Cement Co., Ltd., Class H................    347,500  2,234,841
    Anhui Expressway Co., Ltd., Class H..................    110,000     64,681
    ANTA Sports Products, Ltd............................    254,000  1,297,236
*   Anton Oilfield Services Group........................    744,000    109,864
*   Anxin-China Holdings, Ltd............................    816,000      7,506
*   Aowei Holdings, Ltd..................................     59,000     15,048
    Asia Cement China Holdings Corp......................    183,500    141,549
    Ausnutria Dairy Corp., Ltd...........................    239,000    347,200
*   AVIC International Holding HK, Ltd...................  1,307,948     37,287
#   AVIC International Holdings, Ltd., Class H...........    172,000     92,008
    AviChina Industry & Technology Co., Ltd., Class H....  1,146,000    705,046
    BAIC Motor Corp., Ltd., Class H......................  1,362,000  1,132,012
*   Baidu, Inc., Sponsored ADR...........................      4,598  1,136,534
    Bank of China, Ltd., Class H.........................  6,854,800  3,238,319
    Bank of Chongqing Co., Ltd., Class H.................    176,500    112,419
    Bank of Communications Co., Ltd., Class H............    715,695    518,115
*   Bank of Zhengzhou Co., Ltd., Class H.................     76,000     40,931
*   Baoye Group Co., Ltd., Class H.......................     87,040     50,466
*   Baozun, Inc., Sponsored ADR..........................      1,086     62,825
    BBMG Corp., Class H..................................  1,342,000    529,393
    Beijing Capital International Airport Co., Ltd.,
      Class H............................................    632,000    719,865
    Beijing Capital Land, Ltd., Class H..................    534,000    232,094
*   Beijing Enterprises Clean Energy Group, Ltd.......... 10,500,000    235,929
    Beijing Enterprises Holdings, Ltd....................    148,500    724,500
*   Beijing Enterprises Medical & Health Group, Ltd......  1,896,000     94,407
    Beijing Enterprises Water Group, Ltd.................  2,023,000  1,106,007
*   Beijing Gas Blue Sky Holdings, Ltd...................  1,400,000     91,045
    Beijing Jingneng Clean Energy Co., Ltd., Class H.....    350,000     78,130
    Beijing North Star Co., Ltd., Class H................    358,000    116,592
*   Beijing Properties Holdings, Ltd.....................    616,000     31,442
#   Beijing Urban Construction Design & Development
      Group Co., Ltd., Class H...........................     91,000     41,299
#   Best Pacific International Holdings, Ltd.............    186,000     68,669
*   Bitauto Holdings, Ltd., ADR..........................     13,092    318,397
*   Boer Power Holdings, Ltd.............................    117,000     11,638
    Brilliance China Automotive Holdings, Ltd............    508,000    665,056
#   BYD Co., Ltd., Class H...............................    189,500  1,076,515
    BYD Electronic International Co., Ltd................    361,500    422,919
    C C Land Holdings, Ltd...............................    229,824     51,931
#*  C.banner International Holdings, Ltd.................    270,000     25,819
    Cabbeen Fashion, Ltd.................................    155,000     57,272
    Canvest Environmental Protection Group Co., Ltd......    170,000     93,356
*   Capital Environment Holdings, Ltd....................  2,440,000     69,168
*   CAR, Inc.............................................    393,000    390,218
*   Carnival Group International Holdings, Ltd...........  2,790,000    122,744
    Carrianna Group Holdings Co., Ltd....................    238,000     35,165
    Central China Real Estate, Ltd.......................    296,696    135,650
    Central China Securities Co., Ltd., Class H..........    308,000     87,363
*   Century Sunshine Group Holdings, Ltd.................  1,055,000     29,600
*   CGN Meiya Power Holdings Co., Ltd....................    672,000    109,675
    CGN Power Co., Ltd., Class H.........................  1,455,000    385,910
    Changshouhua Food Co., Ltd...........................     87,000     40,661
*   Chanjet Information Technology Co., Ltd..............      7,400     10,556
#   Chaowei Power Holdings, Ltd..........................    348,000    172,648
*   Cheetah Mobile, Inc., ADR............................      6,643     56,598
*   Chigo Holding, Ltd...................................  1,272,000     12,830
#*  Chiho Environmental Group, Ltd.......................    144,000     55,996
    China Aerospace International Holdings, Ltd..........    848,000     73,493
    China Agri-Industries Holdings, Ltd..................  1,073,700    426,252

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES     VALUE>>
                                                             ---------- -----------
CHINA -- (Continued)
#   China All Access Holdings, Ltd..........................    270,000 $    26,184
*   China Animal Healthcare, Ltd............................     47,000       1,291
    China Animation Characters Co., Ltd.....................    230,000      79,706
    China Aoyuan Property Group, Ltd........................    729,000     535,960
    China BlueChemical, Ltd.................................    812,000     301,664
#*  China Chengtong Development Group, Ltd..................    498,000      18,734
    China Cinda Asset Management Co., Ltd., Class H.........  1,248,000     350,744
    China CITIC Bank Corp., Ltd., Class H...................    826,000     531,633
    China Coal Energy Co., Ltd., Class H....................    743,000     312,132
    China Communications Construction Co., Ltd., Class H....    948,000   1,050,149
    China Communications Services Corp., Ltd., Class H......  1,042,000     660,583
    China Conch Venture Holdings, Ltd.......................    440,000   1,659,880
    China Construction Bank Corp., Class H.................. 11,608,200  10,613,175
    China Datang Corp. Renewable Power Co., Ltd., Class H...    771,000     145,438
*   China Daye Non-Ferrous Metals Mining, Ltd...............  3,026,163      26,349
#*  China Dynamics Holdings, Ltd............................  1,050,000      15,553
    China Eastern Airlines Corp., Ltd., ADR.................      2,373      73,753
#   China Eastern Airlines Corp., Ltd., Class H.............    674,000     421,360
#   China Electronics Huada Technology Co., Ltd.............    256,000      26,111
    China Electronics Optics Valley Union Holding Co., Ltd..    620,000      41,089
    China Energy Engineering Corp., Ltd., Class H...........    776,000     102,873
    China Everbright Bank Co., Ltd., Class H................    572,000     251,595
    China Everbright International, Ltd.....................    335,000     408,726
    China Everbright Water, Ltd.............................    127,600      37,495
#*  China Evergrande Group..................................  2,232,000   6,194,274
*   China Fiber Optic Network System Group, Ltd.............    521,599       8,725
    China Financial Services Holdings, Ltd..................    354,000      27,527
#   China Foods, Ltd........................................    528,000     275,757
#   China Galaxy Securities Co., Ltd., Class H..............    852,500     442,008
    China Gas Holdings, Ltd.................................    444,200   1,801,983
*   China Glass Holdings, Ltd...............................    262,000      19,726
#*  China Grand Pharmaceutical and Healthcare Holdings,
      Ltd., Class A.........................................    552,000     370,122
    China Greenland Broad Greenstate Group Co., Ltd.........    356,000      40,740
    China Hanking Holdings, Ltd.............................    268,000      30,797
#   China Harmony New Energy Auto Holding, Ltd..............    423,500     178,035
*   China High Precision Automation Group, Ltd..............    127,000       3,701
#   China High Speed Transmission Equipment Group Co., Ltd..    115,000     143,025
#   China Hongqiao Group, Ltd...............................    529,500     502,811
*   China Huishan Dairy Holdings Co., Ltd...................    682,000         128
*   China Huiyuan Juice Group, Ltd..........................    368,500      71,127
    China International Capital Corp., Ltd., Class H........    199,600     344,371
    China International Marine Containers Group Co., Ltd.,
      Class H...............................................    161,300     185,409
*   China ITS Holdings Co., Ltd.............................    291,000      10,960
    China Jinmao Holdings Group, Ltd........................  2,914,000   1,406,557
    China Lesso Group Holdings, Ltd.........................    666,000     409,049
    China Life Insurance Co., Ltd., ADR.....................     11,032     138,783
    China Life Insurance Co., Ltd., Class H.................     38,000      95,489
    China Lilang, Ltd.......................................    208,000     254,119
#*  China Logistics Property Holdings Co., Ltd..............    190,000      65,565
    China Longyuan Power Group Corp., Ltd., Class H.........    742,000     691,130
*   China LotSynergy Holdings, Ltd..........................  1,980,000      32,635
    China Maple Leaf Educational Systems, Ltd...............    176,000     151,108
    China Medical System Holdings, Ltd......................    728,000   1,246,676
    China Meidong Auto Holdings, Ltd........................    230,000      82,513
    China Mengniu Dairy Co., Ltd............................    267,000     828,582
    China Merchants Bank Co., Ltd., Class H.................    450,701   1,767,769
    China Merchants Land, Ltd...............................    718,000     118,255
#   China Merchants Securities Co., Ltd., Class H...........     13,200      16,875
    China Minsheng Banking Corp., Ltd., Class H.............    807,120     600,117

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES    VALUE>>
                                                             --------- ----------
CHINA -- (Continued)
    China Mobile, Ltd.......................................   581,500 $5,252,931
    China Mobile, Ltd., Sponsored ADR.......................    73,952  3,359,639
*   China Modern Dairy Holdings, Ltd........................   738,000    123,405
#   China Molybdenum Co., Ltd., Class H..................... 1,077,000    551,676
    China National Building Material Co., Ltd., Class H..... 2,215,400  2,411,789
    China New Town Development Co., Ltd..................... 1,093,883     34,958
    China NT Pharma Group Co., Ltd..........................   276,000     59,236
*   China Nuclear Energy Technology Corp., Ltd..............   134,000     15,732
*   China Oceanwide Holdings, Ltd...........................   964,000     49,301
    China Oil & Gas Group, Ltd.............................. 2,404,000    193,109
    China Oilfield Services, Ltd., Class H..................   426,000    389,553
    China Oriental Group Co., Ltd...........................   754,000    655,784
    China Overseas Grand Oceans Group, Ltd..................   687,375    240,200
    China Overseas Land & Investment, Ltd................... 1,378,827  4,343,896
    China Overseas Property Holdings, Ltd...................   919,275    326,415
    China Pacific Insurance Group Co., Ltd., Class H........   118,600    464,056
    China Petroleum & Chemical Corp., ADR...................    12,059  1,156,169
    China Petroleum & Chemical Corp., Class H............... 3,951,400  3,798,252
    China Pioneer Pharma Holdings, Ltd......................   250,000     71,684
#   China Power Clean Energy Development Co., Ltd...........   133,000     62,953
    China Power International Development, Ltd.............. 1,233,333    306,734
*   China Properties Group, Ltd.............................   173,000     31,326
    China Railway Construction Corp., Ltd., Class H.........   708,000    855,256
    China Railway Group, Ltd., Class H......................   620,000    538,599
    China Railway Signal & Communication Corp., Ltd.,
      Class H...............................................   373,000    264,795
    China Reinsurance Group Corp., Class H..................   582,000    121,719
    China Resources Beer Holdings Co., Ltd..................   340,962  1,536,402
    China Resources Cement Holdings, Ltd....................   852,610    974,724
    China Resources Gas Group, Ltd..........................   466,000  2,211,747
    China Resources Land, Ltd...............................   648,444  2,377,646
    China Resources Pharmaceutical Group, Ltd...............   669,500    974,580
    China Resources Phoenix Healthcare Holdings Co., Ltd....    85,500     79,515
    China Resources Power Holdings Co., Ltd.................   264,678    511,267
*   China Ruifeng Renewable Energy Holdings, Ltd............   300,000     22,584
*   China Rundong Auto Group, Ltd...........................    62,000     22,569
    China Sanjiang Fine Chemicals Co., Ltd..................   355,000    110,212
    China SCE Property Holdings, Ltd........................ 1,110,600    497,496
#*  China Shengmu Organic Milk, Ltd......................... 1,157,000     73,079
    China Shenhua Energy Co., Ltd., Class H.................   703,116  1,594,195
*   China Silver Group, Ltd.................................   434,000     63,687
#   China Singyes Solar Technologies Holdings, Ltd..........   249,600     79,259
    China South City Holdings, Ltd.......................... 1,628,000    316,077
    China Southern Airlines Co., Ltd., Sponsored ADR........     3,231    114,636
    China Southern Airlines Co., Ltd., Class H..............   806,000    565,689
    China Starch Holdings, Ltd.............................. 1,105,000     32,699
    China State Construction International Holdings, Ltd....   717,300    855,169
    China Sunshine Paper Holdings Co., Ltd..................   201,000     44,183
    China Suntien Green Energy Corp., Ltd., Class H.........   548,000    176,724
*   China Taifeng Beddings Holdings, Ltd....................    44,000      1,135
    China Taiping Insurance Holdings Co., Ltd...............   422,306  1,449,131
    China Telecom Corp., Ltd., ADR..........................     3,368    158,902
    China Telecom Corp., Ltd., Class H......................   372,000    175,938
    China Tian Lun Gas Holdings, Ltd........................    58,500     73,766
    China Traditional Chinese Medicine Holdings Co., Ltd....   644,000    475,075
    China Travel International Investment Hong Kong, Ltd.... 1,144,000    460,134
    China Unicom Hong Kong, Ltd............................. 1,508,000  1,862,025
    China Unicom Hong Kong, Ltd., ADR.......................    88,795  1,105,498
#*  China Unienergy Group, Ltd..............................    82,000    124,292
    China Vanke Co., Ltd., Class H..........................   387,200  1,239,695

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
CHINA -- (Continued)
    China Vast Industrial Urban Development Co., Ltd.....    45,000 $   20,874
    China Water Affairs Group, Ltd.......................   310,000    406,917
*   China Water Industry Group, Ltd......................   252,000     49,444
    China Wood Optimization Holding, Ltd.................    88,000     22,640
    China XLX Fertiliser, Ltd............................   178,000     76,395
*   China Yurun Food Group, Ltd..........................   634,000     81,764
    China ZhengTong Auto Services Holdings, Ltd..........   492,500    293,150
#   China Zhongwang Holdings, Ltd........................   759,600    372,252
    Chinasoft International, Ltd.........................   576,000    451,403
    Chongqing Machinery & Electric Co., Ltd., Class H....   633,925     54,757
    Chongqing Rural Commercial Bank Co., Ltd., Class H... 1,506,000    922,691
*   Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd......................................    49,000      4,121
    Chu Kong Shipping Enterprise Group Co., Ltd..........   180,000     42,048
    CIFI Holdings Group Co., Ltd......................... 1,856,000  1,212,466
#   CIMC Enric Holdings, Ltd.............................   180,000    164,880
*   CITIC Dameng Holdings, Ltd...........................   361,000     23,049
#   CITIC Resources Holdings, Ltd........................ 1,250,000    138,807
    CITIC Securities Co., Ltd., Class H..................   185,500    371,903
    CITIC, Ltd...........................................   674,000    955,382
    Citychamp Watch & Jewellery Group, Ltd...............   450,000     95,766
    Clear Media, Ltd.....................................    41,000     24,720
    CNOOC, Ltd........................................... 1,241,000  2,079,106
    CNOOC, Ltd., Sponsored ADR...........................    20,875  3,507,000
*   Coastal Greenland, Ltd...............................   561,000     19,336
*   COFCO Meat Holdings, Ltd.............................   363,000     54,585
    Cogobuy Group........................................   197,000     81,498
    Colour Life Services Group Co., Ltd..................   183,000    189,060
#*  Comba Telecom Systems Holdings, Ltd..................   607,429     84,696
    Concord New Energy Group, Ltd........................ 2,600,000    117,554
    Consun Pharmaceutical Group, Ltd.....................   255,000    194,283
*   Coolpad Group, Ltd................................... 1,779,600      7,652
#*  COSCO SHIPPING Development Co., Ltd., Class H........ 2,045,000    326,382
    COSCO SHIPPING Energy Transportation Co., Ltd.,
      Class H............................................   509,752    221,856
#*  COSCO SHIPPING Holdings Co., Ltd., Class H........... 1,224,000    512,954
*   Coslight Technology International Group Co., Ltd.....   130,000     47,248
    Cosmo Lady China Holdings Co., Ltd...................   241,000    120,544
    Country Garden Holdings Co., Ltd..................... 2,179,786  3,396,932
*   Country Garden Services Holdings Co., Ltd............   250,550    409,228
    CP Pokphand Co., Ltd................................. 3,016,000    288,745
#   CPMC Holdings, Ltd...................................   173,000     77,683
    CRCC High-Tech Equipment Corp., Ltd., Class H........   175,500     41,565
    CRRC Corp., Ltd., Class H............................   247,000    217,206
*   CSMall Group, Ltd....................................    93,733     17,858
    CSPC Pharmaceutical Group, Ltd.......................   992,000  2,600,600
#*  CSSC Offshore and Marine Engineering Group Co.,
      Ltd., Class H......................................    66,000     68,419
#   CT Environmental Group, Ltd.......................... 1,184,000    148,012
*   Ctrip.com International, Ltd., ADR...................    44,145  1,816,567
*   Da Ming International Holdings, Ltd..................    42,000     13,420
*   DaChan Food Asia, Ltd................................   128,000      7,831
    Dah Chong Hong Holdings, Ltd.........................   376,000    178,797
    Dali Foods Group Co., Ltd............................   502,000    420,889
    Dalian Port PDA Co., Ltd., Class H...................   584,200     83,460
*   Daphne International Holdings, Ltd...................   350,000     15,639
*   Datang International Power Generation Co., Ltd.,
      Class H............................................   506,000    146,614
    Dawnrays Pharmaceutical Holdings, Ltd................   225,000    128,592
*   DBA Telecommunication Asia Holdings, Ltd.............    72,000        602
*   Differ Group Holding Co., Ltd........................   342,000     26,060
*   Digital China Holdings, Ltd..........................   202,749    105,514
*   Dongfang Electric Corp., Ltd., Class H...............   199,800    124,883

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
CHINA -- (Continued)
    Dongfeng Motor Group Co., Ltd., Class H..............   756,000 $  760,098
#   Dongjiang Environmental Co., Ltd., Class H...........    82,800    124,016
    Dongyue Group, Ltd...................................   736,000    603,586
*   Dynagreen Environmental Protection Group Co., Ltd.,
      Class H............................................   129,000     58,169
*   Dynasty Fine Wines Group, Ltd........................   114,000      3,921
    E-Commodities Holdings, Ltd..........................   828,000     53,909
*   eHi Car Services, Ltd., Sponsored ADR................     2,373     30,540
    ENN Energy Holdings, Ltd.............................   106,000  1,077,777
#   Essex Bio-technology, Ltd............................   110,000     89,628
    EVA Precision Industrial Holdings, Ltd...............   396,000     43,436
    Everbright Securities Co., Ltd., Class H.............    69,000     77,214
    Fantasia Holdings Group Co., Ltd.....................   940,500    147,874
    Far East Horizon, Ltd................................   950,000    914,835
#*  FDG Electric Vehicles, Ltd........................... 2,345,000     30,277
*   First Tractor Co., Ltd., Class H.....................   232,000     76,840
    Fosun International, Ltd.............................   412,892    757,022
    Fu Shou Yuan International Group, Ltd................   457,000    421,568
#   Fufeng Group, Ltd....................................   903,600    417,375
*   Fuguiniao Co., Ltd., Class H.........................    53,000      4,912
    Fullshare Holdings, Ltd..............................   992,500    438,076
    Future Land Development Holdings, Ltd................ 1,206,000  1,087,910
    Fuyao Glass Industry Group Co., Ltd., Class H........   268,000    972,206
#*  GCL New Energy Holdings, Ltd......................... 4,276,000    188,709
*   GCL-Poly Energy Holdings, Ltd........................ 7,651,000    674,601
    Geely Automobile Holdings, Ltd....................... 2,045,000  4,690,124
    Gemdale Properties & Investment Corp., Ltd........... 2,300,000    238,030
    Genscript Biotech Corp...............................   236,000    579,312
    GF Securities Co., Ltd., Class H.....................   139,800    196,205
*   Glorious Property Holdings, Ltd...................... 1,768,000    101,482
    Golden Eagle Retail Group, Ltd.......................   245,000    293,093
    Golden Meditech Holdings, Ltd........................   172,000     19,503
    Golden Throat Holdings Group Co., Ltd................    46,000      7,686
    Goldlion Holdings, Ltd...............................   162,000     67,131
#*  GOME Retail Holdings, Ltd............................ 4,609,060    489,117
    Grand Baoxin Auto Group, Ltd.........................   288,881     90,209
#   Great Wall Motor Co., Ltd., Class H..................   790,000    569,456
*   Greater China Financial Holdings, Ltd................   528,000     14,772
    Greatview Aseptic Packaging Co., Ltd.................   503,000    325,513
    Greenland Hong Kong Holdings, Ltd....................   509,000    185,620
#   Greentown China Holdings, Ltd........................   325,500    384,142
    Greentown Service Group Co., Ltd.....................   502,000    496,037
    Guangdong Investment, Ltd............................   410,000    706,845
    Guangdong Yueyun Transportation Co., Ltd., Class H...    91,000     51,545
    Guangshen Railway Co., Ltd., Sponsored ADR...........     6,099    157,049
    Guangshen Railway Co., Ltd., Class H.................    46,000     23,606
    Guangzhou Automobile Group Co., Ltd., Class H........   266,000    250,385
    Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd., Class H......................................    46,000    196,003
    Guangzhou R&F Properties Co., Ltd., Class H..........   749,600  1,349,570
*   Guodian Technology & Environment Group Corp., Ltd.,
      Class H............................................   236,000     13,093
#*  Guolian Securities Co., Ltd., Class H................   124,000     38,093
    Guorui Properties, Ltd...............................   330,000    100,177
*   Haichang Ocean Park Holdings, Ltd....................   265,000     65,900
    Haier Electronics Group Co., Ltd.....................   301,000    880,286
*   Hailiang Education Group, Inc., ADR..................     1,000     79,150
    Haitian International Holdings, Ltd..................   378,000    888,694
    Haitong Securities Co., Ltd., Class H................   498,800    504,833
*   Hanergy Thin Film Power Group, Ltd...................   710,000      3,510
    Harbin Bank Co., Ltd., Class H.......................   231,000     50,964
    Harbin Electric Co., Ltd., Class H...................   354,236    108,248

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES    VALUE>>
                                                             --------- ----------
CHINA -- (Continued)
*   Harmonicare Medical Holdings, Ltd.......................    74,000 $   21,720
#   HC Group, Inc...........................................   211,500    118,810
*   Health and Happiness H&H International Holdings, Ltd....   124,500    924,057
    Hengan International Group Co., Ltd.....................   171,500  1,527,713
    Hengdeli Holdings, Ltd.................................. 1,021,400     45,601
    Hilong Holding, Ltd.....................................   651,000     86,961
#   Hisense Kelon Electrical Holdings Co., Ltd., Class H....   116,000    105,893
    HKC Holdings, Ltd.......................................    76,739     66,847
    HNA Infrastructure Co., Ltd., Class H...................    50,000     46,516
*   HongDa Financial Holding, Ltd...........................   540,000     18,617
*   Honghua Group, Ltd...................................... 1,304,000    101,327
    Honworld Group, Ltd.....................................    59,000     28,387
    Hopson Development Holdings, Ltd........................   310,000    261,053
    HOSA International, Ltd.................................   178,000      7,154
*   Hua Han Health Industry Holdings, Ltd................... 1,573,842     19,931
    Hua Hong Semiconductor, Ltd.............................    91,000    320,705
    Huadian Fuxin Energy Corp., Ltd., Class H...............   686,000    162,744
    Huadian Power International Corp., Ltd., Class H........   388,000    182,345
    Huaneng Power International, Inc., Sponsored ADR........     3,000     90,060
    Huaneng Power International, Inc., Class H..............   468,000    352,583
    Huaneng Renewables Corp., Ltd., Class H................. 2,834,000  1,054,508
*   Huatai Securities Co., Ltd., Class H....................   148,200    234,040
    Huaxi Holdings Co., Ltd.................................    60,000     15,841
    Huazhong In-Vehicle Holdings Co., Ltd...................   158,000     29,245
    Huazhu Group, Ltd., ADR.................................    10,400    416,104
    Huishang Bank Corp., Ltd., Class H......................   244,200    105,757
*   Hydoo International Holding, Ltd........................   146,000      7,346
#   IMAX China Holding, Inc.................................    73,300    214,336
    Industrial & Commercial Bank of China, Ltd., Class H.... 7,509,460  5,580,758
    Inner Mongolia Yitai Coal Co., Ltd., Class H............    21,900     22,514
*   JD.com, Inc., ADR.......................................    10,745    385,316
#   Jiangnan Group, Ltd.....................................   762,000     43,737
    Jiangsu Expressway Co., Ltd., Class H...................   172,000    209,226
    Jiangxi Copper Co., Ltd., Class H.......................   355,000    449,131
#   Jiayuan International Group, Ltd........................   462,787    899,542
#*  Jinchuan Group International Resources Co., Ltd.........   419,000     65,331
    Jingrui Holdings, Ltd...................................    46,000     18,763
*   JinkoSolar Holding Co., Ltd., ADR.......................    11,280    156,454
    Jinmao Hotel and Jinmao China Hotel Investments and
      Management, Ltd.......................................    83,500     48,936
    JNBY Design, Ltd........................................   121,500    287,088
    Joy City Property, Ltd.................................. 1,414,000    175,090
    Ju Teng International Holdings, Ltd.....................   460,000     82,578
    Jutal Offshore Oil Services, Ltd........................   124,000     25,560
    K Wah International Holdings, Ltd.......................   583,931    338,445
*   Kai Yuan Holdings, Ltd.................................. 1,980,000     15,457
    Kaisa Group Holdings, Ltd...............................   949,000    384,764
    Kangda International Environmental Co., Ltd.............   285,000     42,133
*   Kasen International Holdings, Ltd.......................   191,000     82,831
    Kinetic Mines and Energy, Ltd...........................   812,000     50,903
    Kingboard Holdings, Ltd.................................   410,000  1,434,762
    Kingboard Laminates Holdings, Ltd.......................   621,500    745,868
    Kingdee International Software Group Co., Ltd...........   303,600    337,439
    Kingsoft Corp., Ltd.....................................   228,000    554,591
    Koradior Holdings, Ltd..................................    76,000     96,148
#*  KuangChi Science, Ltd...................................   980,000    111,351
    Kunlun Energy Co., Ltd.................................. 2,228,000  1,927,380
    KWG Property Holding, Ltd...............................   571,400    653,384
*   Labixiaoxin Snacks Group, Ltd...........................   200,000     15,315
    Lai Fung Holdings, Ltd..................................    27,560     38,512

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
CHINA -- (Continued)
    Lee & Man Chemical Co., Ltd..........................    48,300 $   38,805
    Lee & Man Paper Manufacturing, Ltd...................   846,600    824,909
    Lee's Pharmaceutical Holdings, Ltd...................    55,000     58,970
    Legend Holdings Corp., Class H.......................    63,500    189,770
    Lenovo Group, Ltd.................................... 3,976,000  2,211,143
*   Leoch International Technology, Ltd..................   195,000     20,167
#*  Leyou Technologies Holdings, Ltd..................... 1,140,000    472,808
*   Li Ning Co., Ltd.....................................   389,000    424,363
*   Lianhua Supermarket Holdings Co., Ltd., Class H......   172,400     46,697
*   Lifestyle China Group, Ltd...........................   327,000    132,979
*   Lifetech Scientific Corp.............................   488,000    137,910
*   Lisi Group Holdings, Ltd.............................   478,000     57,279
    Livzon Pharmaceutical Group, Inc., Class H...........    27,682    130,427
    Logan Property Holdings Co., Ltd.....................   740,000    932,086
    Longfor Group Holdings, Ltd..........................   575,500  1,623,631
    Lonking Holdings, Ltd................................   825,000    379,121
    Luye Pharma Group, Ltd...............................   267,000    260,068
    LVGEM China Real Estate Investment Co., Ltd..........   162,000     57,965
*   Maanshan Iron & Steel Co., Ltd., Class H.............   908,000    486,520
    Maoye International Holdings, Ltd....................   445,000     42,024
    Metallurgical Corp. of China, Ltd., Class H..........   235,000     68,961
*   MIE Holdings Corp....................................   206,000      6,553
*   Mingfa Group International Co., Ltd..................   589,000      4,225
    Minmetals Land, Ltd..................................   764,000    129,695
    Minth Group, Ltd.....................................   428,000  1,614,932
*   MMG, Ltd............................................. 1,264,000    775,485
    MOBI Development Co., Ltd............................   124,000     13,444
*   Mobile Internet China Holding, Ltd...................    55,000      2,251
    Modern Land China Co., Ltd...........................   444,400     76,555
*   Momo, Inc., Sponsored ADR............................    48,245  1,979,010
#*  Munsun Capital Group, Ltd............................   185,100      6,852
#   Nan Hai Corp., Ltd................................... 7,850,000    181,424
*   National Agricultural Holdings, Ltd..................   170,000      4,832
*   Nature Home Holding Co., Ltd.........................   102,000     21,080
    NetDragon Websoft Holdings, Ltd......................    18,500     39,000
    NetEase, Inc., ADR...................................     8,661  2,234,538
    New China Life Insurance Co., Ltd., Class H..........    88,000    406,261
    New Oriental Education & Technology Group, Inc.,
      Sponsored ADR......................................     3,673    316,025
#*  New Provenance Everlasting Holdings, Ltd............. 5,980,000     26,678
*   New World Department Store China, Ltd................   223,000     51,187
    Nexteer Automotive Group, Ltd........................   588,000    839,023
    Nine Dragons Paper Holdings, Ltd..................... 1,049,000  1,301,110
*   Noah Holdings, Ltd., ADR.............................     5,450    278,277
*   North Mining Shares Co., Ltd......................... 6,050,000     35,429
    NVC Lighting Holdings, Ltd...........................   545,000     47,287
#*  O-Net Technologies Group, Ltd........................    86,000     51,711
    Orient Securities Co., Ltd., Class H.................   102,400     74,838
*   Ourgame International Holdings, Ltd..................    62,000      6,095
    Overseas Chinese Town Asia Holdings, Ltd.............   104,000     45,743
*   Ozner Water International Holding, Ltd...............   175,000     43,255
#   Pacific Online, Ltd..................................   210,000     29,967
*   Panda Green Energy Group, Ltd........................ 1,408,000     72,727
*   Parkson Retail Group, Ltd............................   605,000     76,653
#   PAX Global Technology, Ltd...........................   417,000    200,659
*   Peking University Resources Holdings Co., Ltd........   350,000     12,706
    People's Insurance Co. Group of China, Ltd. (The),
      Class H............................................ 1,181,000    528,771
    PetroChina Co., Ltd., ADR............................     9,000    682,740
    PetroChina Co., Ltd., Class H........................ 3,212,000  2,446,084
    Phoenix Media Investment Holdings, Ltd...............   256,000     21,861

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES    VALUE>>
                                                                 --------- ----------
CHINA -- (Continued)
    PICC Property & Casualty Co., Ltd., Class H................. 1,245,753 $1,407,622
    Ping An Insurance Group Co. of China, Ltd., Class H.........   833,000  7,754,629
    Poly Culture Group Corp., Ltd., Class H.....................    40,500     58,864
    Poly Property Group Co., Ltd................................   958,000    383,175
    Pou Sheng International Holdings, Ltd.......................   800,000    157,796
    Powerlong Real Estate Holdings, Ltd.........................   697,000    363,049
*   Prosperity International Holdings HK, Ltd................... 1,680,000     13,048
*   PW Medtech Group, Ltd.......................................   280,000     59,266
#   Q Technology Group Co., Ltd.................................   239,000    172,760
*   Qingdao Port International Co., Ltd., Class H...............   363,000    264,761
    Qinhuangdao Port Co., Ltd., Class H.........................   206,000     50,223
*   Qinqin Foodstuffs Group Cayman Co., Ltd.....................     8,400      2,454
    Qunxing Paper Holdings Co., Ltd.............................   147,174      7,088
*   Real Gold Mining, Ltd.......................................    19,000        637
    Red Star Macalline Group Corp., Ltd., Class H...............    71,272     84,132
#   Redco Group.................................................   508,000    327,736
*   Renhe Commercial Holdings Co., Ltd.......................... 7,156,000    141,432
*   REXLot Holdings, Ltd........................................ 5,031,399     13,504
    Road King Infrastructure, Ltd...............................    96,000    182,615
#*  Ronshine China Holdings, Ltd................................   309,000    377,448
    Sany Heavy Equipment International Holdings Co., Ltd........   355,000    127,496
    Seaspan Corp................................................    18,858    161,802
*   Semiconductor Manufacturing International Corp.............. 1,417,100  1,718,540
*   Semiconductor Manufacturing International Corp., ADR........    18,227    111,367
#   Shandong Chenming Paper Holdings, Ltd., Class H.............   204,750    173,879
    Shandong Weigao Group Medical Polymer Co., Ltd., Class H....   516,000    394,913
    Shandong Xinhua Pharmaceutical Co., Ltd., Class H...........    83,200     51,051
#*  Shanghai Dasheng Agricultural Finance Technology Co., Ltd.,
      Class H................................................... 1,400,000     13,035
#*  Shanghai Electric Group Co., Ltd., Class H..................   556,000    186,551
#   Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H......    11,000     52,620
*   Shanghai Fudan Microelectronics Group Co., Ltd., Class H....   104,000    111,328
    Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd.,
      Class H...................................................   111,000     51,076
    Shanghai Haohai Biological Technology Co., Ltd., Class H....     8,600     59,765
    Shanghai Industrial Holdings, Ltd...........................   221,000    515,908
    Shanghai Industrial Urban Development Group, Ltd............   894,000    162,075
    Shanghai Jin Jiang International Hotels Group Co., Ltd.,
      Class H...................................................   806,000    290,507
    Shanghai La Chapelle Fashion Co., Ltd., Class H.............    33,800     34,832
    Shanghai Pharmaceuticals Holding Co., Ltd., Class H.........   184,200    489,084
*   Shanghai Prime Machinery Co., Ltd., Class H.................   322,000     48,427
*   Shanghai Zendai Property, Ltd............................... 2,745,000     61,576
    Shengjing Bank Co., Ltd., Class H...........................    63,000     38,110
*   Shengli Oil & Gas Pipe Holdings, Ltd........................   262,500      7,165
    Shenguan Holdings Group, Ltd................................   446,000     24,716
    Shenzhen Expressway Co., Ltd., Class H......................   210,000    190,209
    Shenzhen International Holdings, Ltd........................   568,788  1,050,542
    Shenzhen Investment, Ltd.................................... 1,603,568    578,674
    Shenzhou International Group Holdings, Ltd..................   102,000  1,252,596
    Shimao Property Holdings, Ltd...............................   726,500  2,066,190
*   Shougang Concord International Enterprises Co., Ltd......... 2,178,000     56,959
    Shougang Fushan Resources Group, Ltd........................ 1,224,000    296,013
    Shui On Land, Ltd........................................... 1,854,656    433,644
*   Shunfeng International Clean Energy, Ltd....................   974,000     40,998
    Sichuan Expressway Co., Ltd., Class H.......................   266,000     85,141
    Sihuan Pharmaceutical Holdings Group, Ltd................... 1,304,000    281,384
    SIM Technology Group, Ltd...................................   400,000     15,808
    Sino Biopharmaceutical, Ltd................................. 1,816,497  2,487,914
#*  Sinofert Holdings, Ltd...................................... 1,194,000    147,787
    Sino-Ocean Group Holding, Ltd............................... 1,402,332    793,181
    Sinopec Engineering Group Co., Ltd., Class H................   557,000    567,466

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
CHINA -- (Continued)
    Sinopec Kantons Holdings, Ltd........................   442,000 $  195,821
    Sinopec Shanghai Petrochemical Co., Ltd., Sponsored
      ADR................................................     4,550    279,097
    Sinopec Shanghai Petrochemical Co., Ltd., Class H.... 1,358,000    816,545
    Sinopharm Group Co., Ltd., Class H...................   620,000  2,624,308
    Sinosoft Technology Group, Ltd.......................   416,000    140,680
    Sinotrans, Ltd., Class H.............................   858,000    397,850
#   Sinotruk Hong Kong, Ltd..............................   418,000    591,182
    Skyfame Realty Holdings, Ltd.........................   456,000    307,273
    Skyworth Digital Holdings, Ltd.......................   896,196    351,039
#   SMI Holdings Group, Ltd..............................   414,400    127,954
    SOHO China, Ltd...................................... 1,342,500    632,284
*   Sohu.com, Ltd., ADR..................................     5,447    137,264
*   Sparkle Roll Group, Ltd..............................   624,000     24,695
    Springland International Holdings, Ltd...............   378,000     85,320
*   SPT Energy Group, Inc................................   416,000     37,655
*   SRE Group, Ltd....................................... 2,440,285     50,471
    SSY Group, Ltd....................................... 1,033,042    987,418
    Strong Petrochemical Holdings, Ltd...................   132,000      8,418
    Suchuang Gas Corp., Ltd..............................    50,000     17,732
    Summi Group Holdings, Ltd............................   136,000     11,442
    Sun Art Retail Group, Ltd............................ 1,174,000  1,500,761
#   Sun King Power Electronics Group.....................   228,000     40,102
    Sunac China Holdings, Ltd............................   107,000    349,871
    Sunny Optical Technology Group Co., Ltd..............   109,000  1,807,940
*   Sunshine 100 China Holdings, Ltd.....................   217,000    107,045
*   Superb Summit International Group, Ltd...............    55,000     10,231
    Symphony Holdings, Ltd...............................   710,000    101,426
*   TAL Education Group, ADR.............................    34,138  1,092,075
    Tang Palace China Holdings, Ltd......................    88,000     16,722
    Tarena International, Inc., ADR......................     6,628     58,857
    TCL Electronics Holdings, Ltd........................   276,000    134,577
*   Tech Pro Technology Development, Ltd................. 2,780,000      9,032
*   Technovator International, Ltd.......................   204,000     49,957
    Ten Pao Group Holdings, Ltd..........................   196,000     19,780
    Tencent Holdings, Ltd................................   194,500  8,852,544
    Tenwow International Holdings, Ltd...................   286,000     14,190
    Texhong Textile Group, Ltd...........................   159,500    260,211
    Tian An China Investment Co., Ltd....................   141,000     80,188
    Tian Ge Interactive Holdings, Ltd....................   110,000     76,491
    Tian Shan Development Holding, Ltd...................    66,000     20,191
#   Tiangong International Co., Ltd......................   310,000     62,932
#*  Tianjin Capital Environmental Protection Group Co.,
      Ltd., Class H......................................    94,000     42,335
    Tianjin Port Development Holdings, Ltd............... 1,134,000    138,879
    Tianneng Power International, Ltd....................   462,000    636,990
*   Tibet Water Resources, Ltd...........................   498,000    193,660
    Tingyi Cayman Islands Holding Corp...................   826,000  1,909,813
    Tomson Group, Ltd....................................   258,503     92,315
    Tong Ren Tang Technologies Co., Ltd., Class H........   339,000    500,533
#   Tongda Group Holdings, Ltd........................... 1,620,000    326,755
    Tonly Electronics Holdings, Ltd......................    31,200     30,293
#   Top Spring International Holdings, Ltd...............   107,600     36,121
*   Tou Rong Chang Fu Group, Ltd.........................   856,000     12,869
    Towngas China Co., Ltd...............................   313,593    311,776
    TPV Technology, Ltd..................................   292,000     29,803
    TravelSky Technology, Ltd., Class H..................   165,471    471,681
    Trigiant Group, Ltd..................................   360,000     55,129
#   Truly International Holdings, Ltd....................   608,000     93,192
    Tsingtao Brewery Co., Ltd., Class H..................    76,000    406,983
    Uni-President China Holdings, Ltd....................   549,400    636,175

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
CHINA -- (Continued)
    United Energy Group, Ltd............................. 3,726,000 $    537,044
    Universal Medical Financial & Technical Advisory
      Services Co., Ltd..................................   315,500      255,804
    Vinda International Holdings, Ltd....................    56,000      102,072
*   Vipshop Holdings, Ltd., ADR..........................   173,659    1,675,809
    Wanguo International Mining Group, Ltd...............    38,000        8,479
    Want Want China Holdings, Ltd........................ 1,364,000    1,130,441
    Wasion Holdings, Ltd.................................   250,000      133,790
    Weichai Power Co., Ltd., Class H..................... 1,186,880    1,452,070
    West China Cement, Ltd............................... 1,480,000      260,731
#   Wisdom Sports Group..................................   182,000       16,755
    Xiabuxiabu Catering Management China Holdings Co.,
      Ltd................................................   224,000      484,606
    Xiamen International Port Co., Ltd., Class H.........   500,000       77,181
*   Xinchen China Power Holdings, Ltd....................   156,000       15,965
    Xingda International Holdings, Ltd...................   437,258      138,937
    Xingfa Aluminium Holdings, Ltd.......................    48,000       36,822
    Xinghua Port Holdings, Ltd...........................    53,750        6,585
    Xinjiang Goldwind Science & Technology Co., Ltd.,
      Class H............................................   199,880      255,337
*   Xinjiang Xinxin Mining Industry Co., Ltd., Class H...   228,000       30,291
    Xinyi Solar Holdings, Ltd............................ 1,714,000      511,272
    Xinyuan Real Estate Co., Ltd., ADR...................     4,471       21,014
    Xtep International Holdings, Ltd.....................   314,500      197,759
    Yadea Group Holdings, Ltd............................   430,000      166,561
*   Yanchang Petroleum International, Ltd................ 1,360,000       16,796
#*  Yangtze Optical Fibre and Cable Joint Stock, Ltd.
      Co., Class H.......................................    92,500      358,267
    Yanzhou Coal Mining Co., Ltd., Class H............... 1,160,000    1,449,076
*   Yashili International Holdings, Ltd..................   394,000       79,270
#   Yeebo International Holdings, Ltd....................   106,000       24,353
    YiChang HEC ChangJiang Pharmaceutical Co., Ltd.,
      Class H............................................    47,000      229,320
    Yida China Holdings, Ltd.............................   110,000       37,097
    Yihai International Holding, Ltd.....................   213,000      483,892
    Yip's Chemical Holdings, Ltd.........................    96,000       33,681
    Yirendai, Ltd., ADR..................................     8,553      153,526
#*  Youyuan International Holdings, Ltd..................   226,510       90,061
*   Yuanda China Holdings, Ltd........................... 1,038,000       12,985
*   YuanShengTai Dairy Farm, Ltd.........................   393,000       10,276
    Yuexiu Property Co., Ltd............................. 3,513,720      668,303
#   Yuexiu Transport Infrastructure, Ltd.................   216,639      157,255
    Yum China Holdings, Inc..............................    24,388      879,919
    Yunnan Water Investment Co., Ltd., Class H...........    92,000       33,081
    Yuzhou Properties Co., Ltd........................... 1,053,000      596,621
*   YY, Inc., ADR........................................    24,997    2,330,470
    Zhaojin Mining Industry Co., Ltd., Class H...........   313,500      253,126
    Zhejiang Expressway Co., Ltd., Class H...............   388,000      329,551
*   Zhong An Real Estate, Ltd............................ 1,486,000       77,765
#   Zhongsheng Group Holdings, Ltd.......................   342,000      780,261
    Zhongyu Gas Holdings, Ltd............................   212,000      239,694
#   Zhou Hei Ya International Holdings Co., Ltd..........   357,000      261,447
*   Zhuguang Holdings Group Co., Ltd.....................   234,000       41,778
    Zhuhai Holdings Investment Group, Ltd................   304,000       34,510
    Zhuzhou CRRC Times Electric Co., Ltd., Class H.......   139,900      840,433
    Zijin Mining Group Co., Ltd., Class H................ 3,065,000    1,136,321
#   Zoomlion Heavy Industry Science and Technology Co.,
      Ltd., Class H......................................   713,400      288,024
*   ZTE Corp., Class H...................................    44,404       76,149
    ZTO Express Cayman, Inc., ADR........................    42,161      836,053
                                                                    ------------
TOTAL CHINA..............................................            282,929,560
                                                                    ------------
COLOMBIA -- (0.1%)
    Almacenes Exito SA...................................    94,928      533,344
    Banco de Bogota SA...................................     3,689       87,423

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
COLOMBIA -- (Continued)
    Bancolombia SA, Sponsored ADR........................  20,200 $  927,382
    Bancolombia SA.......................................  30,925    357,983
    Celsia SA ESP........................................  89,300    138,716
    Cementos Argos SA....................................  30,640     97,522
*   CEMEX Latam Holdings SA..............................  37,434     94,540
*   Corp. Financiera Colombiana SA.......................  15,901    130,706
    Ecopetrol SA, Sponsored ADR..........................  10,314    220,410
    Ecopetrol SA......................................... 356,765    378,920
*   Empresa de Telecomunicaciones de Bogota..............  40,000      5,356
    Grupo Argos SA.......................................  31,449    211,074
    Grupo Aval Acciones y Valores SA, ADR................   2,187     17,124
    Grupo de Inversiones Suramericana SA.................  19,783    247,074
    Grupo Energia Bogota SA ESP..........................  14,412     10,022
    Grupo Nutresa SA.....................................  17,793    165,834
    Interconexion Electrica SA ESP.......................  67,044    329,363
                                                                  ----------
TOTAL COLOMBIA...........................................          3,952,793
                                                                  ----------
CZECH REPUBLIC -- (0.0%)
    CEZ A.S..............................................  30,361    797,309
    Komercni banka A.S...................................   1,590     69,035
    Moneta Money Bank A.S................................ 103,113    353,691
    O2 Czech Republic A.S................................   6,416     76,013
    Philip Morris CR A.S.................................     100     68,988
                                                                  ----------
TOTAL CZECH REPUBLIC.....................................          1,365,036
                                                                  ----------
DENMARK -- (1.3%)
*   ALK-Abello A.S.......................................   2,681    498,414
    Alm Brand A.S........................................  40,110    416,798
    Ambu A.S., Class B...................................  45,670  1,796,712
    AP Moller - Maersk A.S., Class A.....................     285    383,482
    AP Moller - Maersk A.S., Class B.....................     571    819,862
*   Bang & Olufsen A.S...................................  11,633    282,789
    BankNordik P/F.......................................     590     10,323
*   Bavarian Nordic A.S..................................  13,068    398,800
    Brodrene Hartmann A.S................................     833     48,539
    Carlsberg A.S., Class B..............................  14,616  1,763,245
    Chr Hansen Holding A.S...............................  24,228  2,507,970
    Coloplast A.S., Class B..............................   4,894    533,787
    Columbus A.S.........................................  20,487     49,170
*   D/S Norden A.S.......................................  14,643    269,996
    Danske Bank A.S......................................  48,182  1,400,194
    DFDS A.S.............................................  13,198    869,280
    DSV A.S..............................................  53,241  4,460,438
    FLSmidth & Co. A.S...................................  16,198  1,066,038
*   Genmab A.S...........................................   3,367    576,891
    GN Store Nord A.S....................................  52,868  2,521,914
    H Lundbeck A.S.......................................  23,106  1,672,205
*   H+H International A.S., Class B......................   8,326    127,254
    IC Group A.S.........................................   2,723     70,533
    ISS A.S..............................................  40,437  1,510,449
    Jeudan A.S...........................................     517     81,058
    Jyske Bank A.S.......................................  31,317  1,773,776
    Matas A.S............................................  16,327    131,260
*   Nilfisk Holding A.S..................................  14,397    744,891
*   NKT A.S..............................................  11,345    305,431
    NNIT A.S.............................................   3,805     98,814
    Novo Nordisk A.S., Sponsored ADR.....................  20,820  1,036,211
    Novo Nordisk A.S., Class B...........................  61,513  3,060,105

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
DENMARK -- (Continued)
    Novozymes A.S., Class B..............................  23,159 $ 1,219,432
    Orsted A.S...........................................   4,395     271,208
    Pandora A.S..........................................  25,243   1,792,563
    Parken Sport & Entertainment A.S.....................   1,975      26,638
    Per Aarsleff Holding A.S.............................   8,350     298,267
    Ringkjoebing Landbobank A.S..........................  10,908     616,538
    Rockwool International A.S., Class A.................      69      24,675
    Rockwool International A.S., Class B.................   3,041   1,217,626
    Royal Unibrew A.S....................................  26,564   2,212,572
    RTX A.S..............................................   3,391     104,260
*   Santa Fe Group A.S...................................   5,671      22,357
    Scandinavian Tobacco Group A.S., Class A.............   2,474      40,232
    Schouw & Co., A.S....................................   6,043     560,663
    SimCorp A.S..........................................  12,571   1,074,114
    Solar A.S., Class B..................................   2,756     173,586
    Spar Nord Bank A.S...................................  35,225     379,885
    Sydbank A.S..........................................  29,936   1,111,009
    Tivoli A.S...........................................      80       8,369
*   TK Development A.S...................................  18,995      20,135
    Topdanmark A.S.......................................  28,136   1,208,393
    Tryg A.S.............................................  40,391     988,710
    Vestas Wind Systems A.S..............................  31,409   2,026,812
*   Vestjysk Bank A.S....................................   5,218       1,850
*   William Demant Holding A.S...........................  32,505   1,553,679
*   Zealand Pharma A.S...................................   4,248      63,406
                                                                  -----------
TOTAL DENMARK............................................          48,303,608
                                                                  -----------
EGYPT -- (0.0%)
    Commercial International Bank Egypt S.A.E., GDR......  30,188     137,994
                                                                  -----------
FINLAND -- (1.4%)
    Ahlstrom-Munksjo Oyj.................................  12,664     242,875
    Aktia Bank Oyj.......................................  13,760     144,911
    Alma Media Oyj.......................................   8,042      67,741
    Amer Sports Oyj......................................  58,984   1,891,294
    Asiakastieto Group Oyj...............................     518      18,628
    Aspo Oyj.............................................   6,086      64,764
    Atria Oyj............................................   6,165      68,373
*   BasWare Oyj..........................................   1,070      45,140
    Bittium Oyj..........................................  11,048      64,427
    Cargotec Oyj.........................................  16,310     810,153
*   Caverion Oyj.........................................  10,173      85,321
    Citycon Oyj.......................................... 126,950     267,144
    Cramo Oyj............................................  20,921     446,823
    Elisa Oyj............................................  40,076   1,740,137
    Finnair Oyj..........................................  32,899     306,347
    Fiskars Oyj Abp......................................  12,081     271,331
    Fortum Oyj...........................................  80,365   2,019,011
    F-Secure Oyj.........................................  26,205     111,660
    HKScan Oyj, Class A..................................  20,409      63,192
    Huhtamaki Oyj........................................  57,915   2,079,909
    Kemira Oyj...........................................  52,109     683,987
    Kesko Oyj, Class A...................................   6,764     373,605
    Kesko Oyj, Class B...................................  30,024   1,686,103
    Kone Oyj, Class B....................................  22,183   1,212,651
    Konecranes Oyj.......................................  28,082   1,086,689
    Lassila & Tikanoja Oyj...............................  14,237     286,113
    Metsa Board Oyj......................................  94,015     974,677
    Metso Oyj............................................  56,641   2,074,563

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
FINLAND -- (Continued)
    Neste Oyj............................................  50,918 $ 4,200,035
    Nokia Oyj............................................ 391,213   2,123,369
    Nokia Oyj............................................ 150,663     820,599
    Nokian Renkaat Oyj...................................  61,647   2,673,543
    Olvi Oyj, Class A....................................   4,809     181,091
    Oriola Oyj, Class B..................................  68,953     222,450
    Orion Oyj, Class A...................................   4,886     169,882
    Orion Oyj, Class B...................................  23,207     798,947
    Outokumpu Oyj........................................ 158,239   1,071,056
*   Outotec Oyj..........................................  62,886     516,477
    Ponsse Oyj...........................................   3,609     130,327
    Poyry Oyj............................................   5,709      47,205
    Raisio Oyj, Class V..................................  50,845     213,921
    Ramirent Oyj.........................................  54,735     548,203
    Revenio Group Oyj....................................   4,968      88,519
    Sampo Oyj, Class A...................................  34,348   1,744,466
    Sanoma Oyj...........................................  46,713     462,679
    SRV Group Oyj........................................   3,551      11,229
*   Stockmann Oyj Abp (5462393)..........................  14,423      71,064
    Stora Enso Oyj, Sponsored ADR........................   1,800      29,745
    Stora Enso Oyj, Class R.............................. 228,200   3,765,851
    Technopolis Oyj......................................  49,353     223,153
    Tieto Oyj............................................  30,620     952,304
    Tikkurila Oyj........................................  14,048     258,464
    Tokmanni Group Corp..................................   2,462      20,429
    UPM-Kymmene Oyj...................................... 210,965   7,483,485
    Uponor Oyj...........................................  20,385     309,973
    Vaisala Oyj, Class A.................................   4,248     104,821
    Valmet Oyj...........................................  66,924   1,390,362
    Wartsila Oyj Abp.....................................  67,311   1,457,191
    YIT Oyj..............................................  69,158     470,236
                                                                  -----------
TOTAL FINLAND............................................          51,748,645
                                                                  -----------
FRANCE -- (5.5%)
    ABC arbitrage........................................   3,527      29,448
    Accor SA.............................................  11,713     603,005
    Actia Group..........................................   5,948      54,976
    Aeroports de Paris...................................   3,235     723,161
*   Air France-KLM....................................... 110,587   1,009,262
    Air Liquide SA.......................................  21,194   2,709,739
    Airbus SE............................................  24,049   2,976,524
    Akka Technologies....................................   2,830     208,474
    AKWEL................................................   7,357     182,798
    Albioma SA...........................................  10,844     240,932
    Alstom SA............................................  35,331   1,583,957
    Alten SA.............................................  11,000   1,091,670
    Altran Technologies SA...............................  94,678     900,944
*   Amplitude Surgical SAS...............................   2,916      11,678
    Amundi SA............................................   8,002     551,371
    APRIL SA.............................................   3,950      62,777
*   Archos...............................................   2,165       2,154
    Arkema SA............................................  34,719   4,347,614
    Assystem.............................................   4,421     144,612
    Atos SE..............................................  21,926   2,938,024
    Aubay................................................   4,079     178,754
    AXA SA, Sponsored ADR................................   5,414     136,785
    AXA SA............................................... 136,572   3,441,227
    Axway Software SA....................................   1,805      40,805
    Bastide le Confort Medical...........................     903      48,811

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
FRANCE -- (Continued)
    Beneteau SA..........................................  12,380 $  202,844
    Bigben Interactive...................................   3,141     39,751
    BioMerieux...........................................  13,206  1,098,209
    BNP Paribas SA.......................................  91,698  5,948,431
    Boiron SA............................................   3,208    253,191
    Bollore SA........................................... 162,816    756,976
    Bonduelle SCA........................................   8,947    324,972
#*  Bourbon Corp.........................................  10,109     51,574
    Bouygues SA..........................................  64,671  2,839,990
    Bureau Veritas SA....................................  39,356  1,012,451
    Burelle SA...........................................      26     39,918
    Capgemini SE.........................................  18,385  2,352,054
    Carrefour SA......................................... 163,305  2,927,859
    Casino Guichard Perrachon SA.........................  22,347    907,337
    Catering International Services......................     977     18,505
*   Cegedim SA...........................................     878     33,808
    Chargeurs SA.........................................  10,627    307,359
    Cie de Saint-Gobain..................................  82,244  3,656,429
    Cie des Alpes........................................   4,817    166,619
    Cie Generale des Etablissements Michelin SCA.........  50,834  6,527,969
    Cie Plastic Omnium SA................................  34,079  1,426,305
    CNP Assurances.......................................  42,661    996,227
*   Coface SA............................................  33,131    297,306
    Credit Agricole SA...................................  83,258  1,169,788
    Danone SA, Sponsored ADR.............................     600      9,384
    Danone SA............................................  31,668  2,486,325
    Dassault Aviation SA.................................      74    136,782
    Dassault Systemes SE.................................   4,673    696,766
    Dassault Systemes SE, Sponsored ADR..................   1,228    184,114
    Derichebourg SA......................................  59,500    359,539
    Devoteam SA..........................................   2,730    332,583
    Edenred..............................................  55,353  2,171,252
    Eiffage SA...........................................  34,476  3,852,719
    Electricite de France SA............................. 143,748  2,152,361
    Elior Group SA.......................................  59,862    977,378
    Elis SA..............................................  19,190    440,495
    Engie SA............................................. 199,638  3,223,863
    Eramet...............................................   6,101    603,636
    Essilor International Cie Generale d'Optique SA......  23,569  3,473,223
*   Esso SA Francaise....................................   1,267     68,105
*   Etablissements Maurel et Prom........................   9,622     70,559
    Eurofins Scientific SE...............................   1,562    851,416
    Euronext NV..........................................  21,464  1,332,136
    Europcar Mobility Group..............................  36,590    366,961
    Eutelsat Communications SA........................... 104,856  2,244,718
    Exel Industries, Class A.............................     538     66,686
    Faurecia SA..........................................  39,767  2,701,301
    Fleury Michon SA.....................................     371     21,774
*   Fnac Darty SA (BLRZL56)..............................   3,486    317,335
*   Fnac Darty SA (V7VQL46)..............................   6,303    571,892
    Gaztransport Et Technigaz SA.........................   8,235    539,111
    Getlink.............................................. 112,299  1,482,347
    GL Events............................................   5,896    167,916
    Groupe Crit..........................................   1,660    140,622
    Groupe Gorge.........................................     996     17,444
    Groupe Open..........................................   1,810     60,974
    Guerbet..............................................   3,453    240,392
    Haulotte Group SA....................................   3,630     54,479
    Hermes International.................................     651    412,015

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
FRANCE -- (Continued)
*   HiPay Group SA.......................................   2,042 $   35,819
*   ID Logistics Group...................................     563     92,685
    Iliad SA.............................................   1,465    231,612
    Imerys SA............................................  14,893  1,155,132
    Ingenico Group SA....................................  32,079  2,657,067
    Interparfums SA......................................   2,868    126,513
    Ipsen SA.............................................   5,548    921,769
    IPSOS................................................  15,404    514,721
    Jacquet Metal Service SA.............................   7,553    222,371
    JCDecaux SA..........................................  11,153    364,533
    Kaufman & Broad SA...................................   5,463    279,223
    Kering SA............................................   2,384  1,267,061
    Korian SA............................................  18,995    665,304
    Lagardere SCA........................................  66,735  1,947,304
    Laurent-Perrier......................................     664     83,022
    Le Belier............................................   1,261     75,435
    Lectra...............................................   7,166    186,420
    Legrand SA...........................................  21,156  1,552,804
    Linedata Services....................................   1,886     77,821
    LISI.................................................  11,089    384,409
    LNA Sante SA.........................................   3,110    198,512
    L'Oreal SA...........................................   7,809  1,908,295
    LVMH Moet Hennessy Louis Vuitton SE..................  11,021  3,840,687
    Maisons du Monde SA..................................   1,974     60,345
    Maisons France Confort SA............................   1,444     71,235
    Manitou BF SA........................................   2,706    102,853
    Manutan International................................     734     68,677
    Mersen SA............................................   6,632    273,506
*   METabolic EXplorer SA................................   7,442     17,741
    Metropole Television SA..............................  14,441    310,730
    Natixis SA........................................... 126,376    906,549
*   Naturex..............................................   1,781    281,815
    Neopost SA...........................................  15,900    410,971
    Nexans SA............................................  14,505    485,156
    Nexity SA............................................  18,693  1,150,222
*   Nicox................................................   4,348     40,494
    NRJ Group............................................   4,409     45,178
    Oeneo SA.............................................  11,036    132,861
#*  Onxeo SA.............................................  18,755     27,082
    Orange SA, Sponsored ADR.............................  26,020    443,901
    Orange SA............................................ 418,276  7,128,135
    Orpea................................................  12,466  1,711,912
*   Parrot SA............................................   4,812     23,501
    Pernod Ricard SA.....................................   3,142    506,232
    Peugeot SA........................................... 246,391  7,076,832
*   Pierre & Vacances SA.................................   2,468     77,901
    Plastivaloire........................................   6,808    119,694
    PSB Industries SA....................................     356     20,778
    Publicis Groupe SA, ADR..............................   1,600     25,504
    Publicis Groupe SA...................................  43,218  2,758,016
    Rallye SA............................................  13,551    159,386
*   Recylex SA...........................................   4,505     44,529
    Renault SA...........................................  39,257  3,449,872
    Rexel SA............................................. 135,762  2,123,298
    Robertet SA..........................................      91     53,271
    Rothschild & Co......................................   2,198     79,949
    Rubis SCA............................................  24,023  1,416,832
    Safran SA............................................  13,595  1,685,831
    Sanofi, ADR..........................................  24,073  1,043,805

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- ------------
FRANCE -- (Continued)
    Sanofi...............................................  47,351 $  4,119,362
    Sartorius Stedim Biotech.............................   6,240      742,707
    Savencia SA..........................................   1,864      163,771
    Schneider Electric SE................................  31,986    2,567,382
    Schneider Electric SE................................   1,444      116,519
    SCOR SE..............................................  48,935    1,903,753
    SEB SA...............................................   6,883    1,307,399
    Seche Environnement SA...............................     824       27,238
*   Sequana SA...........................................  11,045        5,823
    SES SA............................................... 134,415    2,685,139
    Societe BIC SA.......................................   4,722      451,629
    Societe Generale SA..................................  65,980    2,942,574
    Societe Marseillaise du Tunnel Prado-Carenage SA.....   1,473       35,184
    Sodexo SA............................................   4,695      520,093
*   SOITEC...............................................   5,991      511,928
*   Solocal Group........................................ 184,554      247,471
    Somfy SA.............................................   1,902      169,952
    Sopra Steria Group...................................   7,385    1,306,356
    SPIE SA..............................................  44,758      847,542
*   Stallergenes Greer P.L.C.............................   1,177       37,611
*   Ste Industrielle d'Aviation Latecoere SA.............  35,844      169,238
    Stef SA..............................................   2,060      238,384
    STMicroelectronics NV................................ 184,506    3,981,975
    STMicroelectronics NV................................   8,672      187,055
    Suez.................................................  49,241      696,560
    Sword Group..........................................     998       40,798
    Synergie SA..........................................   6,848      319,519
    Tarkett SA...........................................  11,398      305,681
*   Technicolor SA....................................... 109,923      153,875
    Teleperformance......................................  19,032    3,485,362
    Television Francaise 1...............................  46,092      500,171
*   Tessi SA.............................................     215       45,920
    TFF Group............................................     348       15,895
    Thales SA............................................  11,782    1,546,673
    Thermador Groupe.....................................     803       53,103
    Total Gabon..........................................      81       12,939
    Total SA............................................. 225,045   14,678,628
    TOTAL SA, Sponsored ADR..............................   5,537      361,301
*   Touax SA.............................................      25          250
    Trigano SA...........................................   3,212      461,015
*   Ubisoft Entertainment SA.............................  39,703    4,376,062
    Union Financiere de France BQE SA....................     666       21,509
    Valeo SA.............................................  38,034    1,863,716
*   Vallourec SA......................................... 143,592      923,767
*   Valneva SE...........................................  14,422       69,901
    Veolia Environnement SA, ADR.........................  13,366      304,411
    Veolia Environnement SA..............................  39,060      891,301
    Vetoquinol SA........................................     532       34,207
    Vicat SA.............................................   7,742      500,832
    VIEL & Cie SA........................................  13,569       82,228
    Vilmorin & Cie SA....................................   2,820      193,158
    Vinci SA.............................................  37,019    3,724,915
*   Virbac SA............................................   1,348      192,043
    Vivendi SA...........................................  49,226    1,275,403
    Vranken-Pommery Monopole SA..........................     954       27,112
*   Worldline SA.........................................  10,140      603,065
                                                                  ------------
TOTAL FRANCE.............................................          206,574,495
                                                                  ------------

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
GERMANY -- (5.5%)
    1&1 Drillisch AG.....................................   8,453 $   502,819
    Aareal Bank AG.......................................  34,412   1,581,428
    Adidas AG............................................  14,103   3,118,080
    Adler Modemaerkte AG.................................   2,793      13,025
    ADO Properties SA....................................   4,346     247,918
*   ADVA Optical Networking SE...........................  17,734     149,188
*   AIXTRON SE...........................................  18,400     264,738
    All for One Steeb AG.................................     326      24,091
    Allgeier SE..........................................   1,637      64,757
    Allianz SE, Sponsored ADR............................  36,967     815,307
    Allianz SE...........................................  33,158   7,336,355
    Amadeus Fire AG......................................   1,962     212,324
    Aurubis AG...........................................  17,617   1,442,004
    Axel Springer SE.....................................  15,886   1,187,030
    BASF SE.............................................. 142,972  13,705,080
    Basler AG............................................     475     105,613
    Bauer AG.............................................   4,794     106,318
    Bayer AG, Sponsored ADR..............................     800      22,200
    Bayer AG.............................................  51,558   5,739,803
    Bayerische Motoren Werke AG..........................  66,236   6,403,716
    BayWa AG.............................................   5,963     202,447
    Bechtle AG...........................................   7,050     633,029
    Beiersdorf AG........................................   3,758     438,066
    Bertrandt AG.........................................   2,511     254,090
    Bijou Brigitte AG....................................     921      43,145
    Bilfinger SE.........................................  14,926     768,554
    Borussia Dortmund GmbH & Co. KGaA....................  62,002     447,952
    Brenntag AG..........................................  29,403   1,764,242
    CANCOM SE............................................   7,518     406,981
    Carl Zeiss Meditec AG................................   7,097     551,359
    CECONOMY AG..........................................  63,841     524,416
    CENIT AG.............................................   4,236      83,722
    CENTROTEC Sustainable AG.............................   2,968      44,288
    Cewe Stiftung & Co. KGAA.............................   3,889     356,114
    comdirect bank AG....................................   9,642     142,719
*   Commerzbank AG....................................... 202,797   2,189,336
    CompuGroup Medical SE................................   8,544     476,370
    Continental AG.......................................  17,357   4,000,024
    Covestro AG..........................................  22,337   2,145,171
    CropEnergies AG......................................   8,062      45,732
    CTS Eventim AG & Co. KGaA............................  16,815     792,782
    Daimler AG........................................... 188,486  13,045,899
    Data Modul AG........................................     208      16,713
    Delticom AG..........................................     285       2,918
    Deutsche Bank AG..................................... 198,308   2,589,902
    Deutsche Boerse AG...................................  15,187   2,001,440
    Deutsche Lufthansa AG................................ 114,800   3,220,991
    Deutsche Pfandbriefbank AG...........................  18,827     294,890
    Deutsche Post AG.....................................  40,570   1,433,159
    Deutsche Telekom AG, Sponsored ADR................... 104,159   1,718,103
    Deutsche Telekom AG.................................. 517,598   8,558,517
    Deutsche Wohnen SE...................................  38,655   1,881,918
    Deutz AG.............................................  80,582     732,511
*   Dialog Semiconductor P.L.C...........................  16,600     288,125
    DIC Asset AG.........................................  15,311     174,671
    Diebold Nixdorf AG...................................   1,014      68,914
    DMG Mori AG..........................................   7,777     413,050
    Dr Hoenle AG.........................................   1,671     170,426
    Draegerwerk AG & Co. KGaA............................   1,198      72,985

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
GERMANY -- (Continued)
    Duerr AG.............................................  32,270 $1,416,695
    E.ON SE.............................................. 507,298  5,723,446
    Eckert & Ziegler AG..................................   1,137     55,073
    EDAG Engineering Group AG............................     648     13,262
    Elmos Semiconductor AG...............................   5,760    155,228
    ElringKlinger AG.....................................  14,246    180,812
*   Euromicron AG........................................   2,361     17,572
    Evonik Industries AG.................................  41,939  1,552,016
    Fielmann AG..........................................   5,234    367,458
    First Sensor AG......................................   1,547     41,806
    Francotyp-Postalia Holding AG, Class A...............   3,372     14,619
    Fraport AG Frankfurt Airport Services Worldwide......  12,475  1,245,341
    Freenet AG...........................................  47,247  1,354,020
    Fresenius Medical Care AG & Co. KGaA.................  24,486  2,388,711
    Fresenius SE & Co. KGaA..............................  58,466  4,507,054
    Fuchs Petrolub SE....................................   6,327    333,126
    GEA Group AG.........................................  25,611  1,000,998
    Gerresheimer AG......................................  19,577  1,666,882
*   Gerry Weber International AG.........................  10,815     73,130
    Gesco AG.............................................   3,095    110,572
    GFT Technologies SE..................................  11,646    185,621
    Grammer AG...........................................   7,527    524,589
    Grand City Properties SA.............................   7,994    207,612
    GRENKE AG............................................   2,635    291,248
    H&R GmbH & Co. KGaA..................................   7,950    106,621
    Hamburger Hafen und Logistik AG......................  16,649    384,035
    Hannover Rueck SE....................................   7,362    981,977
*   Hapag-Lloyd AG.......................................  11,194    454,531
    HeidelbergCement AG..................................  22,763  1,933,395
*   Heidelberger Druckmaschinen AG....................... 199,929    574,119
    Hella GmbH & Co KGaA.................................  22,051  1,299,060
    Henkel AG & Co. KGaA.................................   3,035    325,452
    Highlight Communications AG..........................   2,399     14,925
    Hochtief AG..........................................   2,930    526,862
*   HolidayCheck Group AG................................  13,410     59,416
    Hornbach Baumarkt AG.................................   3,084     91,424
    Hugo Boss AG.........................................  23,845  2,150,140
    Indus Holding AG.....................................   8,896    558,326
    Infineon Technologies AG.............................  36,163    957,696
    Infineon Technologies AG, ADR........................  36,257    961,717
*   Innogy SE............................................   7,562    325,106
    Isra Vision AG.......................................   4,635    285,239
    Jenoptik AG..........................................  14,267    573,934
    K+S AG...............................................  82,944  2,192,947
    KION Group AG........................................  24,527  1,683,261
    Kloeckner & Co. SE...................................  38,611    425,320
    Koenig & Bauer AG....................................   7,720    600,117
    Krones AG............................................   4,409    545,417
    KSB SE & Co. KGaA....................................      38     15,940
    KWS Saat SE..........................................     722    284,701
    Lanxess AG...........................................  47,341  3,890,015
    LEG Immobilien AG....................................  17,625  1,982,388
    Leifheit AG..........................................   2,675     64,043
    Leoni AG.............................................  17,759    905,916
    Linde AG.............................................  15,298  3,783,147
*   LPKF Laser & Electronics AG..........................   3,068     26,517
    MAN SE...............................................   2,854    320,387
*   Manz AG..............................................   1,394     58,198
*   Medigene AG..........................................   3,426     50,314

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
GERMANY -- (Continued)
    Merck KGaA...........................................   6,784 $  697,368
    METRO AG.............................................  90,935  1,122,981
    MLP SE...............................................  20,134    131,409
    MTU Aero Engines AG..................................  18,748  3,975,665
    Muenchener Rueckversicherungs-Gesellschaft AG in
      Muenchen...........................................  11,019  2,441,756
    Nemetschek SE........................................   6,346    881,841
    Nexus AG.............................................     982     30,435
*   Nordex SE............................................  27,027    303,546
    Norma Group SE.......................................  24,056  1,525,245
    OHB SE...............................................   2,787     96,968
    OSRAM Licht AG.......................................  23,763  1,060,987
    Paragon GmbH & Co. KGaA..............................     720     38,604
    Patrizia Immobilien AG...............................  20,385    459,860
*   Petro Welt Technologies AG...........................     617      4,255
    Pfeiffer Vacuum Technology AG........................   2,414    396,114
    PNE AG...............................................  35,221    103,844
    Progress-Werk Oberkirch AG...........................     639     27,577
    ProSiebenSat.1 Media SE..............................  35,822    966,830
    Puma SE..............................................     836    419,618
    Puma SE..............................................     198     99,327
*   PVA TePla AG.........................................   1,103     23,747
*   QIAGEN NV............................................  21,558    781,621
    QSC AG...............................................  57,046     98,851
*   R Stahl AG...........................................     845     26,646
    Rational AG..........................................     800    547,935
    Rheinmetall AG.......................................  23,522  2,842,665
    RHOEN-KLINIKUM AG....................................   8,173    240,077
    RIB Software SE......................................   7,397    164,243
    RTL Group SA.........................................   4,775    355,956
    RWE AG............................................... 206,559  5,420,992
    S&T AG...............................................  16,765    476,591
    SAF-Holland SA.......................................  15,031    250,026
    Salzgitter AG........................................  17,700    875,366
    SAP SE, Sponsored ADR................................   9,200  1,067,568
    SAP SE...............................................  11,432  1,330,524
*   Schaltbau Holding AG.................................   2,053     63,367
    Schloss Wachenheim AG................................     321      7,263
    Secunet Security Networks AG.........................     343     48,195
    SHW AG...............................................   2,328     86,691
    Siemens AG...........................................  28,330  3,998,467
    Siltronic AG.........................................   8,232  1,435,771
    Sixt Leasing SE......................................   4,387     87,533
    Sixt SE..............................................   7,904  1,023,689
    SMA Solar Technology AG..............................   4,385    185,301
*   SMT Scharf AG........................................   1,160     20,776
    Software AG..........................................  15,798    745,715
    Stabilus SA..........................................   4,878    415,229
    Stroeer SE & Co. KGaA................................   8,998    552,499
    Suedzucker AG........................................  33,285    485,710
*   SUESS MicroTec SE....................................   9,836    165,567
    Surteco Group SE.....................................   2,923     85,347
    Symrise AG...........................................  17,987  1,625,823
    TAG Immobilien AG....................................  38,284    865,414
    Takkt AG.............................................  13,736    258,955
*   Talanx AG............................................  16,922    647,551
    Technotrans SE.......................................   2,553    120,713
*   Tele Columbus AG.....................................   1,021      6,319
    Telefonica Deutschland Holding AG....................  97,130    425,382
    Thyssenkrupp AG......................................  31,780    845,761

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
GERMANY -- (Continued)
    TLG Immobilien AG....................................    20,571 $    537,728
*   Tom Tailor Holding SE................................    14,326      106,973
    Traffic Systems SE...................................     1,003       21,462
    Uniper SE............................................    75,822    2,367,459
    United Internet AG...................................    29,999    1,613,689
    VERBIO Vereinigte BioEnergie AG......................    11,970       86,665
    Volkswagen AG........................................     6,799    1,173,102
    Vonovia SE...........................................    22,059    1,067,599
    Vossloh AG...........................................     3,269      169,269
    VTG AG...............................................     7,702      501,742
    Wacker Chemie AG.....................................     7,500    1,090,481
    Wacker Neuson SE.....................................     9,988      257,954
    Washtec AG...........................................     4,213      367,894
    Wirecard AG..........................................     4,310      806,289
    Wuestenrot & Wuerttembergische AG....................     9,976      217,704
    XING SE..............................................     1,082      352,360
*   Zalando SE...........................................     3,060      175,554
    Zeal Network SE......................................     4,420      125,124
                                                                    ------------
TOTAL GERMANY............................................            203,386,083
                                                                    ------------
GREECE -- (0.1%)
    Aegean Airlines SA...................................     4,941       47,067
*   Alpha Bank AE........................................     2,364        5,161
    Athens Water Supply & Sewage Co. SA..................     6,973       47,256
    Bank of Greece.......................................     2,794       48,204
*   Ellaktor SA..........................................    21,206       43,131
*   FF Group.............................................     3,954       27,678
    Fourlis Holdings SA..................................     8,683       58,623
*   GEK Terna Holding Real Estate Construction SA........    10,261       64,687
    Hellenic Exchanges - Athens Stock Exchange SA........    18,545      101,610
    Hellenic Petroleum SA................................    16,443      137,494
    Hellenic Telecommunications Organization SA..........    24,316      316,000
*   Holding Co. ADMIE IPTO SA............................    13,423       26,714
*   Intralot SA-Integrated Lottery Systems & Services....    32,611       26,357
    JUMBO SA.............................................    22,397      358,741
*   Marfin Investment Group Holdings SA..................   175,597       20,854
    Motor Oil Hellas Corinth Refineries SA...............    13,959      296,586
    Mytilineos Holdings SA...............................    27,442      275,952
*   National Bank of Greece SA...........................     2,447          797
    OPAP SA..............................................    17,826      199,026
*   Piraeus Bank SA......................................        29           91
    Piraeus Port Authority SA............................     2,736       54,531
*   Public Power Corp. SA................................    13,423       27,870
    Terna Energy SA......................................     9,557       62,802
    Titan Cement Co. SA..................................    10,553      256,015
                                                                    ------------
TOTAL GREECE.............................................              2,503,247
                                                                    ------------
HONG KONG -- (2.0%)
#   Agritrade Resources, Ltd............................. 1,390,000      302,929
    AIA Group, Ltd.......................................   754,800    6,607,182
    Allied Properties HK, Ltd............................   526,000      121,318
    Alltronics Holdings, Ltd.............................   126,000       31,975
*   Applied Development Holdings, Ltd....................   310,000       21,810
    APT Satellite Holdings, Ltd..........................   186,250       70,925
    Asia Financial Holdings, Ltd.........................    72,000       44,064
    Asia Satellite Telecommunications Holdings, Ltd......    39,000       23,859
    ASM Pacific Technology, Ltd..........................    96,000    1,155,232
    Associated International Hotels, Ltd.................    38,000      115,319

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
HONG KONG -- (Continued)
    Bank of East Asia, Ltd. (The)........................   204,232 $  812,791
*   BeijingWest Industries International, Ltd............   166,000     24,763
    BOC Aviation, Ltd....................................    74,500    469,252
    BOC Hong Kong Holdings, Ltd..........................   338,000  1,640,471
*   Bonjour Holdings, Ltd................................   737,000     28,184
#   Bright Smart Securities & Commodities Group, Ltd.....   362,000     95,643
*   Brightoil Petroleum Holdings, Ltd.................... 1,262,000     90,441
*   Brockman Mining, Ltd.................................   896,780     23,245
*   Burwill Holdings, Ltd................................ 1,482,000     57,751
#   Cafe de Coral Holdings, Ltd..........................   132,000    332,963
*   Camsing International Holding, Ltd...................    34,000     29,582
    Cathay Pacific Airways, Ltd..........................   295,000    455,994
    Century City International Holdings, Ltd.............   376,000     34,543
    CGN Mining Co., Ltd..................................   135,000      7,753
    Cheuk Nang Holdings, Ltd.............................    21,817     13,345
    Chevalier International Holdings, Ltd................    34,349     53,138
*   China Baoli Technologies Holdings, Ltd............... 1,775,000     14,171
*   China Best Group Holding, Ltd........................ 1,960,000     17,483
    China Display Optoelectronics Technology Holdings,
      Ltd................................................   360,000     31,288
*   China Energy Development Holdings, Ltd............... 3,908,000     38,324
    China Flavors & Fragrances Co., Ltd..................   146,000     50,345
    Chinese Estates Holdings, Ltd........................   103,500    137,439
*   Chinlink International Holdings, Ltd.................   130,000     15,553
    Chong Hing Bank, Ltd.................................     7,000     13,007
    Chow Sang Sang Holdings International, Ltd...........   126,000    221,339
    Chow Tai Fook Jewellery Group, Ltd...................   235,800    233,375
    Chuang's Consortium International, Ltd...............   532,000    113,285
    CITIC Telecom International Holdings, Ltd............   798,000    226,059
    CK Asset Holdings, Ltd...............................   143,260  1,097,154
    CK Hutchison Holdings, Ltd...........................   266,260  2,898,156
    CK Infrastructure Holdings, Ltd......................    66,000    489,937
    CK Life Sciences Intl Holdings, Inc.................. 1,286,000     87,016
    CLP Holdings, Ltd....................................    44,500    508,677
*   CMMB Vision Holdings, Ltd............................    68,000      1,101
    CNQC International Holdings, Ltd.....................   280,000     75,372
*   Common Splendor International Health Industry Group,
      Ltd................................................   522,000     57,852
    Convenience Retail Asia, Ltd.........................    40,000     17,710
#   Cowell e Holdings, Inc...............................   284,000     59,895
*   CP Lotus Corp........................................    80,000      1,083
*   Crocodile Garments...................................   177,000     17,376
    CSI Properties, Ltd.................................. 2,500,000    140,160
    CW Group Holdings, Ltd...............................   210,000      6,180
    Dah Sing Banking Group, Ltd..........................   175,996    373,854
    Dah Sing Financial Holdings, Ltd.....................    79,900    507,098
    Eagle Nice International Holdings, Ltd...............   118,000     55,405
*   eForce Holdings, Ltd.................................   352,000      7,551
    Emperor International Holdings, Ltd..................   723,333    207,466
*   Energy International Investments Holdings, Ltd.......   400,000     12,396
#*  Esprit Holdings, Ltd.................................   772,882    209,132
*   eSun Holdings, Ltd...................................    88,000     14,256
    Fairwood Holdings, Ltd...............................    21,000     80,039
    Far East Consortium International, Ltd...............   751,478    421,520
    First Pacific Co., Ltd............................... 1,072,400    498,299
*   First Shanghai Investments, Ltd......................   360,000     24,931
    Fountain SET Holdings, Ltd...........................   538,000     80,951
    Galaxy Entertainment Group, Ltd......................   196,000  1,579,099
    Get Nice Financial Group, Ltd........................    80,525     10,156
    Get Nice Holdings, Ltd............................... 3,221,000    113,060
    Giordano International, Ltd..........................   854,000    485,073

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES    VALUE>>
                                                               --------- ----------
HONG KONG -- (Continued)
*   Global Brands Group Holding, Ltd.......................... 3,516,000 $  199,978
    Gold Peak Industries Holdings, Ltd........................   262,000     28,047
#*  Gold-Finance Holdings, Ltd................................    62,000     18,717
    Goodbaby International Holdings, Ltd......................   300,000    157,274
    Guoco Group, Ltd..........................................     3,000     49,495
    Guotai Junan International Holdings, Ltd.................. 1,218,000    284,821
    Haitong International Securities Group, Ltd...............   655,012    296,016
    Hang Lung Group, Ltd......................................   244,000    721,989
    Hang Lung Properties, Ltd.................................   263,000    552,967
    Hang Seng Bank, Ltd.......................................    65,400  1,782,294
    Hanison Construction Holdings, Ltd........................   137,208     23,785
    Harbour Centre Development, Ltd...........................    21,000     40,300
    Henderson Land Development Co., Ltd.......................   134,988    753,981
*   HJ Capital International Holdings Co., Ltd................   660,000      9,806
#   HK Electric Investments & HK Electric Investments, Ltd....   259,000    264,337
    HKBN, Ltd.................................................   209,000    323,829
    HKR International, Ltd....................................   301,600    187,398
    HKT Trust & HKT, Ltd......................................   987,000  1,321,717
    Hoifu Energy Group, Ltd...................................   112,000     13,984
    Hon Kwok Land Investment Co., Ltd.........................    20,000     11,090
    Hong Kong & China Gas Co., Ltd............................   324,112    661,825
#   Hong Kong Aircraft Engineering Co., Ltd...................    17,600    155,402
    Hong Kong Exchanges & Clearing, Ltd.......................    46,020  1,363,827
    Hong Kong International Construction Investment
      Management Group Co., Ltd...............................   148,000     34,565
    Hongkong & Shanghai Hotels, Ltd. (The)....................   148,807    208,801
    Hopewell Holdings, Ltd....................................   185,500    658,982
*   Hsin Chong Group Holdings, Ltd............................   876,000      7,321
*   Huan Yue Interactive Holdings, Ltd........................    89,000     12,710
    Hung Hing Printing Group, Ltd.............................   160,000     30,186
#   Hutchison Telecommunications Hong Kong Holdings, Ltd......   771,000    275,990
    Hysan Development Co., Ltd................................    76,000    416,685
*   I-CABLE Communications, Ltd...............................   752,776     12,479
    IGG, Inc..................................................   274,000    355,072
    International Housewares Retail Co., Ltd..................   153,000     38,637
    IPE Group, Ltd............................................   140,000     23,315
*   IRC, Ltd.................................................. 1,132,533     19,681
    IT, Ltd...................................................   312,000    205,458
#   ITC Properties Group, Ltd.................................   176,834     54,952
    Johnson Electric Holdings, Ltd............................   188,125    557,619
    Karrie International Holdings, Ltd........................   232,000     33,470
    Kerry Logistics Network, Ltd..............................   231,250    302,877
    Kerry Properties, Ltd.....................................   240,500  1,220,000
    Kingmaker Footwear Holdings, Ltd..........................   186,000     48,609
#   Kingston Financial Group, Ltd............................. 1,169,000    287,847
    Kowloon Development Co., Ltd..............................   152,000    177,150
*   Kwan On Holdings, Ltd.....................................    70,000      6,416
    Lai Sun Development Co., Ltd..............................   131,380    225,404
    Li & Fung, Ltd............................................ 2,498,000    847,099
    Lifestyle International Holdings, Ltd.....................   202,000    402,141
    Liu Chong Hing Investment, Ltd............................    42,000     66,416
    L'Occitane International SA...............................   241,500    421,726
    Luk Fook Holdings International, Ltd......................   134,000    476,748
    Lung Kee Bermuda Holdings.................................    68,000     33,284
    Macau Legend Development, Ltd............................. 1,025,000    181,715
    Magnificent Hotel Investment, Ltd.........................   500,000     12,929
#   Man Wah Holdings, Ltd.....................................   577,600    425,992
*   Master Glory Group, Ltd...................................   394,860      2,113
*   Master Glory Group, Ltd................................... 3,838,880     20,480

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
HONG KONG -- (Continued)
*   Maxnerva Technology Services, Ltd....................   154,000 $   20,870
    Melco International Development, Ltd.................   433,000  1,231,649
    Melco Resorts & Entertainment, Ltd., ADR.............    11,953    309,105
    MGM China Holdings, Ltd..............................    89,200    192,384
    Microport Scientific Corp............................    92,000    106,325
    Midland Holdings, Ltd................................   204,666     56,224
    Ming Fai International Holdings, Ltd.................   107,000     14,167
    Miramar Hotel & Investment...........................    42,000     80,097
    Modern Dental Group, Ltd.............................    41,000      9,776
*   Mongolian Mining Corp................................ 1,658,500     25,152
    MTR Corp., Ltd.......................................    97,766    548,742
    NagaCorp., Ltd.......................................   996,000  1,119,203
    Nameson Holdings, Ltd................................   412,000     70,443
    National Electronics Hldgs...........................    30,800      4,631
*   Neo-Neon Holdings, Ltd...............................   136,500     12,880
*   NEW Concepts Holdings, Ltd...........................    40,000     17,786
*   New Sports Group, Ltd................................   227,000     19,154
*   New Times Energy Corp., Ltd..........................   444,000      7,701
    New World Development Co., Ltd....................... 1,175,408  1,676,016
#*  NewOcean Energy Holdings, Ltd........................   466,000    115,364
*   Nine Express, Ltd....................................   660,000     24,402
    NWS Holdings, Ltd....................................   360,508    651,625
    Orange Sky Golden Harvest Entertainment Holdings,
      Ltd................................................   515,000     32,200
    Orient Overseas International, Ltd...................    93,500    983,358
*   Pacific Andes International Holdings, Ltd............ 1,128,607      3,940
*   Pacific Basin Shipping, Ltd.......................... 1,469,000    383,898
    Pacific Textiles Holdings, Ltd.......................   444,000    372,530
    Paliburg Holdings, Ltd...............................   222,000     90,881
*   Paradise Entertainment, Ltd..........................   132,000     15,164
    PC Partner Group, Ltd................................    72,000     60,390
    PCCW, Ltd............................................ 2,189,511  1,278,616
*   Pearl Oriental Oil, Ltd..............................   638,000      7,316
    Perfect Shape Beauty Technology, Ltd.................   180,000     52,604
    Pico Far East Holdings, Ltd..........................   370,000    153,266
    Playmates Holdings, Ltd..............................   580,000     76,201
    Playmates Toys, Ltd..................................   204,000     19,245
    Polytec Asset Holdings, Ltd..........................   610,000     66,236
    Power Assets Holdings, Ltd...........................    53,000    374,962
    Prada SpA............................................    86,100    410,266
    Public Financial Holdings, Ltd.......................   148,000     62,163
*   PYI Corp., Ltd....................................... 1,406,000     25,646
#*  Realord Group Holdings, Ltd..........................    72,000     42,381
    Regal Hotels International Holdings, Ltd.............   170,000     97,276
    Regina Miracle International Holdings, Ltd...........    76,000     60,005
    Sa Sa International Holdings, Ltd....................   504,204    269,151
    Samsonite International SA...........................   328,800  1,242,650
    Sands China, Ltd.....................................    66,000    341,006
    SAS Dragon Holdings, Ltd.............................   216,000     71,615
    Shangri-La Asia, Ltd.................................   363,166    596,004
    Shenwan Hongyuan HK, Ltd.............................   232,500     60,961
*   Shougang Concord Grand Group, Ltd....................   374,000      8,587
    Singamas Container Holdings, Ltd.....................   650,000     83,010
    Sino Land Co., Ltd...................................   372,006    639,542
#*  Sino Oil And Gas Holdings, Ltd....................... 5,170,000     20,435
    SITC International Holdings Co., Ltd.................   632,000    613,543
    Sitoy Group Holdings, Ltd............................   203,000     58,774
    SJM Holdings, Ltd....................................   695,301    846,715
    SmarTone Telecommunications Holdings, Ltd............   216,586    224,092
    Soundwill Holdings, Ltd..............................    32,000     51,050

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
HONG KONG -- (Continued)
*   South China Financial Holdings, Ltd.................. 3,100,000 $    11,851
*   South China Holdings Co., Ltd........................ 1,160,000      33,625
*   South Shore Holdings, Ltd............................   144,650      12,932
    Stella International Holdings, Ltd...................   184,000     208,607
    Stelux Holdings International, Ltd...................    43,000       1,921
#*  Summit Ascent Holdings, Ltd..........................   268,000      27,364
    Sun Hung Kai & Co., Ltd..............................   340,529     199,016
    Sun Hung Kai Properties, Ltd.........................   133,588   2,095,025
    Swire Pacific, Ltd., Class A.........................    89,000     966,607
    Swire Pacific, Ltd., Class B.........................   150,000     269,509
    Swire Properties, Ltd................................    69,600     274,108
    Tai Sang Land Development, Ltd.......................    20,710      13,529
*   Talent Property Group, Ltd........................... 1,845,000      23,533
    Tao Heung Holdings, Ltd..............................   144,000      24,964
    Techtronic Industries Co., Ltd.......................   312,500   1,742,790
#   Television Broadcasts, Ltd...........................   122,400     379,998
#   Texwinca Holdings, Ltd...............................   298,000     131,194
    TK Group Holdings, Ltd...............................    42,000      34,951
#*  TOM Group, Ltd.......................................   162,000      46,696
#   Town Health International Medical Group, Ltd.........   320,000      10,551
    Tradelink Electronic Commerce, Ltd...................   268,000      41,376
    Transport International Holdings, Ltd................   115,976     335,505
*   Trinity, Ltd.........................................   416,000      32,999
*   TSC Group Holdings, Ltd..............................   199,000      12,519
    Tsui Wah Holdings, Ltd...............................   280,000      33,919
#   United Laboratories International Holdings, Ltd.
      (The)..............................................   332,500     317,075
*   Universe International Financial Holdings, Ltd.......   170,000      16,244
*   Up Energy Development Group, Ltd.....................   524,000       1,616
*   Value Convergence Holdings, Ltd......................    64,000       8,964
    Value Partners Group, Ltd............................   323,954     253,009
    Vanke Property Overseas, Ltd.........................     2,000       1,209
    Vantage International Holdings, Ltd..................   164,000      16,107
    Vedan International Holdings, Ltd....................   152,000      14,988
*   Victory City International Holdings, Ltd............. 1,233,798      19,990
    Vitasoy International Holdings, Ltd..................   216,000     769,643
    VSTECS Holdings, Ltd.................................   329,600     178,896
    VTech Holdings, Ltd..................................    41,900     469,609
    Wai Kee Holdings, Ltd................................    26,000      13,568
    Water Oasis Group, Ltd...............................   228,000      34,660
    WH Group, Ltd........................................ 2,346,500   1,889,199
    Wharf Holdings, Ltd. (The)...........................   109,000     360,860
    Wharf Real Estate Investment Co., Ltd................    90,000     655,621
    Wheelock & Co., Ltd..................................   129,000     915,820
    Win Hanverky Holdings, Ltd...........................   116,000      10,209
*   Winfull Group Holdings, Ltd..........................   280,000       4,717
    Wing On Co. International, Ltd.......................    32,000     117,869
    Wing Tai Properties, Ltd.............................   102,000      79,849
    Wynn Macau, Ltd......................................   159,200     470,178
    Xinyi Glass Holdings, Ltd............................   858,000   1,015,620
    YGM Trading, Ltd.....................................    20,000      16,692
    Yue Yuen Industrial Holdings, Ltd....................   360,500     969,991
                                                                    -----------
TOTAL HONG KONG..........................................            72,938,510
                                                                    -----------
HUNGARY -- (0.1%)
    Magyar Telekom Telecommunications P.L.C..............   155,376     223,993
    MOL Hungarian Oil & Gas P.L.C........................   157,902   1,547,106
    OTP Bank P.L.C.......................................    27,352   1,028,822

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
HUNGARY -- (Continued)
    Richter Gedeon Nyrt..................................  14,974 $  270,617
                                                                  ----------
TOTAL HUNGARY............................................          3,070,538
                                                                  ----------
INDIA -- (2.9%)
*   3M India, Ltd........................................     176     59,904
*   5Paisa Capital, Ltd..................................   2,700     13,927
    8K Miles Software Services, Ltd......................   2,036      8,555
    Aarti Drugs, Ltd.....................................   1,438     11,748
    Aarti Industries.....................................   8,644    154,559
*   Aban Offshore, Ltd...................................   7,592     12,182
    ABB India, Ltd.......................................   1,905     33,845
    Abbott India, Ltd....................................     554     61,848
    ACC, Ltd.............................................   7,132    159,851
    Adani Enterprises, Ltd...............................  72,180    205,676
*   Adani Green Energy, Ltd..............................  54,929     48,373
    Adani Ports & Special Economic Zone, Ltd............. 116,227    680,970
*   Adani Power, Ltd..................................... 452,504    206,346
*   Adani Transmissions, Ltd.............................  90,238    222,667
*   Aditya Birla Capital, Ltd............................  69,729    149,242
*   Aditya Birla Fashion and Retail, Ltd.................  73,294    150,657
    Aegis Logistics, Ltd.................................  36,650    127,489
    Agro Tech Foods, Ltd.................................     923      8,675
    AIA Engineering, Ltd.................................   9,673    232,874
*   Ajanta Pharma, Ltd...................................  13,802    228,901
    Akzo Nobel India, Ltd................................   3,110     84,221
    Alembic Pharmaceuticals, Ltd.........................  18,021    147,566
    Alembic, Ltd.........................................  29,520     17,797
    Alkem Laboratories, Ltd..............................     694     21,477
*   Allahabad Bank.......................................  81,372     54,209
    Allcargo Logistics, Ltd..............................  22,256     38,990
    Amara Raja Batteries, Ltd............................  17,627    212,861
    Ambuja Cements, Ltd.................................. 116,566    392,069
*   Amtek Auto, Ltd......................................  48,317      5,794
    Anant Raj, Ltd.......................................  49,377     31,806
*   Andhra Bank..........................................  88,163     45,245
    Apar Industries, Ltd.................................   3,922     35,498
    APL Apollo Tubes, Ltd................................   2,112     50,303
    Apollo Hospitals Enterprise, Ltd.....................  12,140    169,007
    Apollo Tyres, Ltd.................................... 112,007    480,592
    Arvind, Ltd..........................................  61,020    374,925
    Asahi India Glass, Ltd...............................   5,732     28,055
    Ashiana Housing, Ltd.................................   3,289      6,438
    Ashok Leyland, Ltd................................... 336,401    552,942
    Ashoka Buildcon, Ltd.................................  27,197     58,630
    Asian Paints, Ltd....................................  15,640    330,872
    Astral Polytechnik, Ltd..............................   4,931     80,820
*   AstraZeneca Pharma India, Ltd........................     535     11,983
    Atul, Ltd............................................   3,454    143,694
    Aurobindo Pharma, Ltd................................ 138,088  1,191,497
    Automotive Axles, Ltd................................   1,974     35,304
    Avanti Feeds, Ltd....................................   5,010     35,439
*   Axis Bank, Ltd....................................... 183,452  1,469,899
    Bajaj Auto, Ltd......................................   6,148    242,814
    Bajaj Corp., Ltd.....................................  12,055     72,714
    Bajaj Electricals, Ltd...............................   6,970     62,254
    Bajaj Finance, Ltd...................................  20,970    829,059
    Bajaj Finserv, Ltd...................................   8,591    876,598
*   Bajaj Hindusthan Sugar, Ltd.......................... 152,226     14,671
    Bajaj Holdings & Investment, Ltd.....................   7,265    308,058

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
INDIA -- (Continued)
    Balaji Amines, Ltd...................................   3,847 $   32,719
    Balaji Telefilms, Ltd................................   6,503     10,984
    Balkrishna Industries, Ltd...........................  28,906    508,931
*   Ballarpur Industries, Ltd............................  53,696      7,648
    Balmer Lawrie & Co., Ltd.............................  18,406     59,175
    Balrampur Chini Mills, Ltd...........................  59,602     63,387
    Banco Products India, Ltd............................   3,892     11,654
    Bank of Baroda....................................... 109,728    245,837
*   Bank of India........................................  44,302     61,101
*   Bank of Maharashtra..................................  32,893      6,370
    Bata India, Ltd......................................  13,096    173,863
    BEML, Ltd............................................   5,064     66,564
    Berger Paints India, Ltd.............................  74,368    342,652
*   BF Utilities, Ltd....................................   4,550     21,961
    Bhansali Engineering Polymers, Ltd...................   9,545     20,186
    Bharat Electronics, Ltd..............................  99,740    171,953
*   Bharat Financial Inclusion, Ltd......................  10,060    179,315
    Bharat Forge, Ltd....................................  69,568    653,608
    Bharat Heavy Electricals, Ltd........................ 192,097    207,293
    Bharat Petroleum Corp., Ltd..........................  65,079    371,831
    Bharti Airtel, Ltd................................... 270,395  1,540,830
    Bharti Infratel, Ltd.................................  56,897    237,657
    Biocon, Ltd..........................................  38,817    331,372
    Birla Corp., Ltd.....................................   9,430    107,406
    Bliss Gvs Pharma, Ltd................................  17,529     43,902
    Blue Dart Express, Ltd...............................     884     47,608
    Blue Star, Ltd.......................................   5,900     57,952
    Bodal Chemicals, Ltd.................................  23,330     43,973
    Bombay Dyeing & Manufacturing Co., Ltd...............  18,839     71,678
*   Bombay Rayon Fashions, Ltd...........................   5,292      1,550
    Bosch, Ltd...........................................     259     71,385
    Brigade Enterprises, Ltd.............................  15,074     43,301
    Britannia Industries, Ltd............................   2,752    263,164
*   Cadila Healthcare, Ltd...............................  41,130    228,906
    Can Fin Homes, Ltd...................................  21,581    105,356
    Canara Bank..........................................  48,751    203,186
    Capital First, Ltd...................................   5,409     43,130
    Caplin Point Laboratories, Ltd.......................   5,302     35,176
    Carborundum Universal, Ltd...........................  13,135     70,235
    Care Ratings, Ltd....................................   5,241     95,337
    Castrol India, Ltd...................................  26,328     67,060
    CCL Products India, Ltd..............................  26,822    103,813
    Ceat, Ltd............................................   8,263    167,165
    Century Plyboards India, Ltd.........................  16,556     60,701
    Century Textiles & Industries, Ltd...................  10,036    133,968
    Cera Sanitaryware, Ltd...............................   1,180     46,386
    CESC, Ltd............................................  16,500    228,406
*   CG Power and Industrial Solutions, Ltd............... 155,965    145,059
    Chambal Fertilizers & Chemicals, Ltd.................  55,970    119,562
    Chennai Petroleum Corp., Ltd.........................  11,326     52,576
    Chennai Super Kings Cricket, Ltd.....................  65,357        402
    Cholamandalam Investment and Finance Co., Ltd........  15,045    314,377
    Cipla, Ltd...........................................  55,878    521,660
    City Union Bank, Ltd.................................  69,115    174,291
    Clariant Chemicals India, Ltd........................   2,206     13,134
    Coal India, Ltd......................................  14,698     56,154
*   Coffee Day Enterprises, Ltd..........................   8,739     34,014
    Colgate-Palmolive India, Ltd.........................   9,498    158,715
    Container Corp. Of India, Ltd........................  19,136    186,715

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------- --------
INDIA -- (Continued)
    Coromandel International, Ltd........................  45,346 $283,536
*   Corp. Bank...........................................  47,980   19,532
    Cox & Kings, Ltd.....................................  38,019  120,228
    CRISIL, Ltd..........................................   4,243  111,428
    Crompton Greaves Consumer Electricals, Ltd........... 113,428  402,080
    Cummins India, Ltd...................................   9,452   93,007
    Cyient, Ltd..........................................   9,584   97,976
    Dabur India, Ltd.....................................  35,944  221,351
    Dalmia Bharat, Ltd...................................   9,311  361,236
*   DB Corp., Ltd........................................  13,544   46,426
*   DB Realty, Ltd.......................................  37,981   19,757
    DCB Bank, Ltd........................................  84,118  201,698
    DCM Shriram, Ltd.....................................  15,699   75,744
    Deepak Fertilisers & Petrochemicals Corp., Ltd.......  13,545   54,720
    Deepak Nitrite, Ltd..................................   5,702   20,029
    Delta Corp., Ltd.....................................  30,239  112,950
*   DEN Networks, Ltd....................................  13,012    9,753
*   Dena Bank............................................  73,169   17,269
    Dewan Housing Finance Corp., Ltd.....................  71,561  629,200
    Dhampur Sugar Mills, Ltd.............................  12,251   15,218
    Dhanuka Agritech, Ltd................................   5,134   41,456
    Dilip Buildcon, Ltd..................................  14,499  171,724
*   Dish TV India, Ltd...................................  76,802   73,762
*   Dishman Carbogen Amcis, Ltd..........................  14,314   53,756
    Divi's Laboratories, Ltd.............................  28,775  482,634
    DLF, Ltd.............................................  91,951  263,601
    Dr Lal PathLabs, Ltd.................................   1,084   14,820
    Dr Reddy's Laboratories, Ltd., ADR...................  12,143  379,226
    Dr Reddy's Laboratories, Ltd.........................     537   16,750
*   Dredging Corp. of India, Ltd.........................   4,639   33,373
*   Dynamatic Technologies, Ltd..........................   1,070   26,005
    eClerx Services, Ltd.................................   9,232  174,334
    Eicher Motors, Ltd...................................   2,071  841,017
*   EID Parry India, Ltd.................................  23,942   80,090
    EIH, Ltd.............................................  28,044   69,244
    Electrosteel Castings, Ltd...........................  29,267    9,423
    Elgi Equipments, Ltd.................................   6,798   28,772
    Emami, Ltd...........................................   8,716   75,210
    Endurance Technologies, Ltd..........................   2,826   57,757
    Engineers India, Ltd.................................  44,869   89,167
*   Eros International Media, Ltd........................  10,555   18,206
    Escorts, Ltd.........................................  23,174  314,525
    Essel Propack, Ltd...................................  44,938   68,672
*   Eveready Industries India, Ltd.......................  10,377   36,285
    Exide Industries, Ltd................................  88,368  362,286
    FDC, Ltd.............................................  14,592   51,118
    Federal Bank, Ltd.................................... 377,941  492,896
*   Federal-Mogul Goetze India, Ltd......................   1,631   10,528
    FIEM Industries, Ltd.................................   2,558   29,197
    Finolex Cables, Ltd..................................  19,393  175,093
    Finolex Industries, Ltd..............................  15,310  127,522
*   Firstsource Solutions, Ltd...........................  78,398   82,483
*   Fortis Healthcare, Ltd............................... 117,479  239,932
    Future Enterprises, Ltd..............................  30,613   16,747
    Future Lifestyle Fashions, Ltd.......................   1,838   11,292
*   Future Retail, Ltd...................................  41,879  327,398
    Gabriel India, Ltd...................................  19,798   42,294
    GAIL India, Ltd...................................... 108,565  595,262
    Garware Wall Ropes, Ltd..............................   1,870   31,754

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE>>
                                                              ------- ----------
INDIA -- (Continued)
    Gateway Distriparks, Ltd.................................  28,152 $   68,457
    Gati, Ltd................................................  16,078     24,885
*   Gayatri Highways, Ltd....................................  23,512      1,200
*   Gayatri Projects, Ltd....................................  23,512     69,994
    GE T&D India, Ltd........................................   5,381     21,944
    Geojit Financial Services, Ltd...........................  10,881     13,409
    GHCL, Ltd................................................  19,423     70,392
    GIC Housing Finance, Ltd.................................   8,499     43,950
    Gillette India, Ltd......................................     708     69,272
    GlaxoSmithKline Consumer Healthcare, Ltd.................     735     69,673
    GlaxoSmithKline Pharmaceuticals, Ltd.....................     514     23,779
    Glenmark Pharmaceuticals, Ltd............................  30,386    259,127
    GM Breweries, Ltd........................................   1,739     18,192
*   GMR Infrastructure, Ltd.................................. 764,867    199,118
*   Godawari Power and Ispat, Ltd............................   2,473     15,236
    Godfrey Phillips India, Ltd..............................   3,450     40,113
    Godrej Consumer Products, Ltd............................  14,526    280,300
    Godrej Industries, Ltd...................................  12,948    123,037
*   Godrej Properties, Ltd...................................   6,281     65,541
    Granules India, Ltd......................................  27,599     41,703
    Graphite India, Ltd......................................  10,193    151,797
    Grasim Industries, Ltd...................................  49,807    745,845
    Great Eastern Shipping Co., Ltd. (The)...................  24,793    109,322
    Greaves Cotton, Ltd......................................  35,151     75,009
    Greenply Industries, Ltd.................................  13,035     40,420
    Grindwell Norton, Ltd....................................   3,377     24,846
    GRUH Finance, Ltd........................................  44,010    208,014
    Gujarat Alkalies & Chemicals, Ltd........................   9,984     78,156
    Gujarat Ambuja Exports, Ltd..............................  14,133     44,987
    Gujarat Fluorochemicals, Ltd.............................  12,560    138,821
    Gujarat Gas, Ltd.........................................   7,972     92,274
    Gujarat Industries Power Co., Ltd........................  13,913     19,116
    Gujarat Mineral Development Corp., Ltd...................  40,207     67,321
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd......  15,978     97,089
    Gujarat Pipavav Port, Ltd................................  45,317     76,789
    Gujarat State Fertilizers & Chemicals, Ltd...............  40,083     68,726
    Gujarat State Petronet, Ltd..............................  65,874    190,348
    Gulf Oil Lubricants India, Ltd...........................   2,500     32,243
*   GVK Power & Infrastructure, Ltd.......................... 130,003     21,461
*   Hathway Cable & Datacom, Ltd.............................  68,907     17,133
    Hatsun Agro Products, Ltd................................   3,308     31,609
*   Hatsun Agro Products, Ltd................................     206      1,577
    Havells India, Ltd.......................................  29,435    272,596
    HCL Technologies, Ltd....................................  91,476  1,288,026
    HDFC Bank, Ltd...........................................  51,927  1,642,544
    HDFC Bank, Ltd., ADR.....................................   2,000    206,680
*   HealthCare Global Enterprises, Ltd.......................     498      2,034
    HEG, Ltd.................................................   1,663    105,058
    HeidelbergCement India, Ltd..............................  32,536     76,068
    Heritage Foods, Ltd......................................   4,050     36,654
    Hero MotoCorp, Ltd.......................................   7,364    353,915
    Hexaware Technologies, Ltd...............................  47,982    326,622
    Hikal, Ltd...............................................  15,299     32,387
*   Himachal Futuristic Communications, Ltd.................. 241,925     92,026
    Himatsingka Seide, Ltd...................................  24,860    105,893
    Hindalco Industries, Ltd................................. 220,088    687,881
    Hinduja Global Solutions, Ltd............................   1,337     15,678
    Hindustan Media Ventures, Ltd............................   2,936      7,627
    Hindustan Petroleum Corp., Ltd...........................  66,402    276,167

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
INDIA -- (Continued)
    Hindustan Unilever, Ltd..............................  13,829 $  349,923
    Honeywell Automation India, Ltd......................     588    169,482
*   Hotel Leela Venture, Ltd.............................  37,363      8,841
*   Housing Development & Infrastructure, Ltd............ 146,987     51,901
    Housing Development Finance Corp., Ltd...............  35,128  1,019,834
    HSIL, Ltd............................................  13,542     65,711
    I G Petrochemicals, Ltd..............................   2,442     16,230
*   ICICI Bank, Ltd., Sponsored ADR......................  97,108    857,464
    ICICI Bank, Ltd......................................  50,380    222,458
    ICICI Prudential Life Insurance Co., Ltd.............   3,016     18,394
*   IDBI Bank, Ltd....................................... 221,811    191,648
*   Idea Cellular, Ltd................................... 765,591    610,669
    IDFC Bank, Ltd....................................... 235,848    138,482
    IDFC, Ltd............................................ 346,326    236,406
*   IFB Industries, Ltd..................................   1,731     27,044
*   IFCI, Ltd............................................ 304,825     76,722
    IIFL Holdings, Ltd...................................  67,491    661,753
*   IL&FS Transportation Networks, Ltd...................  35,448     21,617
    India Cements, Ltd. (The)............................  82,812    141,718
    India Glycols, Ltd...................................   2,704     19,542
    Indiabulls Housing Finance, Ltd......................  80,939  1,534,138
*   Indiabulls Real Estate, Ltd..........................  76,526    168,527
    Indiabulls Ventures, Ltd.............................  10,382     90,633
    Indiabulls Ventures, Ltd.............................   1,946      9,523
*   Indian Bank..........................................  37,162    193,993
    Indian Hotels Co., Ltd. (The)........................  80,106    155,393
    Indian Hume Pipe Co., Ltd............................   4,791     20,139
    Indian Oil Corp., Ltd................................ 107,240    258,067
*   Indian Overseas Bank................................. 175,339     37,852
    Indo Count Industries, Ltd...........................  24,075     28,720
    Indoco Remedies, Ltd.................................   4,041     12,007
    Indraprastha Gas, Ltd................................  51,880    230,491
    IndusInd Bank, Ltd...................................   6,438    187,815
    Infosys, Ltd., Sponsored ADR.........................  11,240    226,823
    Infosys, Ltd......................................... 260,663  5,187,696
    Ingersoll-Rand India, Ltd............................   4,075     30,612
*   Inox Leisure, Ltd....................................  24,804     69,963
*   Intellect Design Arena, Ltd..........................  15,315     46,116
*   International Paper APPM, Ltd........................   2,357     12,042
    Ipca Laboratories, Ltd...............................   9,259    102,501
    IRB Infrastructure Developers, Ltd...................  48,779    143,067
    ITC, Ltd............................................. 152,874    664,099
    ITD Cementation India, Ltd...........................  18,292     35,516
    J Kumar Infraprojects, Ltd...........................  13,503     39,483
    Jagran Prakashan, Ltd................................  33,725     57,625
    Jain Irrigation Systems, Ltd......................... 145,952    175,073
*   Jaiprakash Associates, Ltd........................... 687,877    148,629
*   Jaiprakash Power Ventures, Ltd....................... 482,655     18,685
*   Jammu & Kashmir Bank, Ltd. (The).....................  85,852     72,527
    Jamna Auto Industries, Ltd...........................  34,285     42,466
*   Jaypee Infratech, Ltd................................ 142,082      9,566
    JB Chemicals & Pharmaceuticals, Ltd..................   7,449     29,909
    JBF Industries, Ltd..................................  13,990      5,883
*   Jet Airways India, Ltd...............................   5,097     23,010
    Jindal Poly Films, Ltd...............................   3,631     13,339
    Jindal Saw, Ltd......................................  62,028     80,134
*   Jindal Stainless Hisar, Ltd..........................  23,161     43,098
*   Jindal Stainless, Ltd................................  30,116     25,531
*   Jindal Steel & Power, Ltd............................ 129,450    387,642

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE>>
                                                              ------- ----------
INDIA -- (Continued)
*   JITF Infralogistics, Ltd.................................   4,986 $    1,565
    JK Cement, Ltd...........................................   8,088     90,967
    JK Lakshmi Cement, Ltd...................................   4,965     24,506
*   JK Paper, Ltd............................................  21,301     39,212
    JK Tyre & Industries, Ltd................................  29,960     57,035
    JM Financial, Ltd........................................ 125,477    216,967
    Johnson Controls-Hitachi Air Conditioning India, Ltd.....   1,603     50,699
*   JSW Energy, Ltd.......................................... 203,938    198,144
    JSW Steel, Ltd........................................... 397,413  1,910,188
    JTEKT India, Ltd.........................................   4,135      7,108
    Jubilant Foodworks, Ltd..................................  17,406    357,642
    Jubilant Life Sciences, Ltd..............................  48,420    524,800
*   Just Dial, Ltd...........................................  17,550    144,392
    Jyothy Laboratories, Ltd.................................  17,934     57,384
    Kajaria Ceramics, Ltd....................................  19,622    127,719
    Kalpataru Power Transmission, Ltd........................  24,528    133,630
    Kalyani Steels, Ltd......................................   8,223     30,631
    Kansai Nerolac Paints, Ltd...............................   7,181     49,855
    Karnataka Bank, Ltd. (The)...............................  67,981    115,118
    Karur Vysya Bank, Ltd. (The)............................. 133,852    196,215
    Kaveri Seed Co., Ltd.....................................   6,663     59,580
    KCP, Ltd.................................................  19,778     30,217
    KEC International, Ltd...................................  36,898    179,312
    KEI Industries, Ltd......................................  15,534    101,855
    Kirloskar Brothers, Ltd..................................  11,621     46,420
    Kitex Garments, Ltd......................................   9,492     16,267
    KNR Constructions, Ltd...................................  11,818     39,884
    Kolte-Patil Developers, Ltd..............................   8,231     31,930
    Kotak Mahindra Bank, Ltd.................................  21,270    406,103
    KPIT Technologies, Ltd...................................  55,541    240,948
    KPR Mill, Ltd............................................   5,423     51,786
    KRBL, Ltd................................................  23,740    120,067
    KSB Pumps, Ltd...........................................   1,172     13,404
    L&T Finance Holdings, Ltd................................ 188,906    485,784
    Lakshmi Machine Works, Ltd...............................     669     74,683
*   Lakshmi Vilas Bank, Ltd. (The)...........................  31,676     47,211
    Larsen & Toubro Infotech, Ltd............................   1,192     32,679
    Larsen & Toubro, Ltd.....................................  77,348  1,471,903
    LEEL Electricals, Ltd....................................   4,387      6,486
    LG Balakrishnan & Bros, Ltd..............................   2,724     21,994
    LIC Housing Finance, Ltd................................. 140,586  1,082,713
    Linde India, Ltd.........................................   5,728     35,967
    LT Foods, Ltd............................................  41,893     36,384
    Lupin, Ltd...............................................  41,104    493,603
    Mahindra & Mahindra Financial Services, Ltd..............  73,854    554,742
    Mahindra & Mahindra, Ltd., GDR...........................   9,424    129,128
    Mahindra & Mahindra, Ltd.................................  74,542  1,017,280
*   Mahindra CIE Automotive, Ltd.............................  16,087     60,487
    Mahindra Holidays & Resorts India, Ltd...................  17,870     75,215
    Mahindra Lifespace Developers, Ltd.......................   8,049     63,600
    Maithan Alloys, Ltd......................................   1,316     12,598
    Man Infraconstruction, Ltd...............................  22,903     16,012
    Manappuram Finance, Ltd.................................. 238,408    366,396
    Mangalore Refinery & Petrochemicals, Ltd.................  63,805     75,526
    Marico, Ltd..............................................  44,813    238,188
    Marksans Pharma, Ltd.....................................  69,107     28,194
    Maruti Suzuki India, Ltd.................................   7,420  1,032,859
    Mastek, Ltd..............................................     349      2,803
*   Max Financial Services, Ltd..............................  31,154    225,214

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------- --------
INDIA -- (Continued)
*   Max India, Ltd.......................................  26,905 $ 31,875
    Mayur Uniquoters, Ltd................................   5,050   31,393
    McLeod Russel India, Ltd.............................  24,846   48,282
    Meghmani Organics, Ltd...............................  40,612   53,029
    Mercator, Ltd........................................  59,332   18,614
    Merck, Ltd...........................................   2,147   70,676
    Minda Corp., Ltd.....................................  20,009   48,016
    Minda Industries, Ltd................................  15,630   92,475
    Mindtree, Ltd........................................  48,939  667,943
    Mirza International, Ltd.............................  11,206   16,530
    Monsanto India, Ltd..................................      98    4,161
*   Morepen Laboratories, Ltd............................  39,894   20,062
    Motherson Sumi Systems, Ltd..........................  66,076  312,908
    Motilal Oswal Financial Services, Ltd................   7,621  102,025
    Mphasis, Ltd.........................................  19,009  321,814
    MRF, Ltd.............................................     552  639,617
    Muthoot Finance, Ltd.................................  60,208  355,007
*   Nagarjuna Fertilizers & Chemicals, Ltd...............  69,051   13,935
    Natco Pharma, Ltd....................................  21,420  244,844
    National Aluminium Co., Ltd.......................... 193,656  174,570
    Nava Bharat Ventures, Ltd............................  32,241   62,696
    Navin Fluorine International, Ltd....................   3,575   35,026
*   Navkar Corp., Ltd....................................  12,761   24,443
    Navneet Education, Ltd...............................  30,124   48,792
    NCC, Ltd............................................. 176,492  238,995
    NESCO, Ltd...........................................  10,419   78,930
    Nestle India, Ltd....................................   1,420  219,223
*   Neuland Laboratories, Ltd............................     504    4,962
    NHPC, Ltd............................................ 168,062   58,293
    NIIT Technologies, Ltd...............................  14,991  269,568
*   NIIT, Ltd............................................  19,862   27,576
    Nilkamal, Ltd........................................   1,989   51,794
    NLC India, Ltd.......................................  60,110   68,384
    NOCIL, Ltd...........................................  25,360   65,348
    NRB Bearings, Ltd....................................  11,808   29,736
    NTPC, Ltd............................................  82,106  185,987
    Oberoi Realty, Ltd...................................  25,372  182,419
    OCL India, Ltd.......................................   4,153   72,729
    Oil & Natural Gas Corp., Ltd.........................  36,429   88,122
    Oil India, Ltd.......................................  38,862  118,906
    Omaxe, Ltd...........................................  14,260   46,758
*   Oracle Financial Services Software, Ltd..............   2,808  159,085
    Orient Cement, Ltd...................................  13,845   25,345
*   Oriental Bank of Commerce............................  43,463   51,513
    Page Industries, Ltd.................................     620  262,340
    Parag Milk Foods, Ltd................................   6,188   26,669
*   Patel Engineering, Ltd...............................  20,188   12,323
    PC Jeweller, Ltd.....................................  26,664   35,567
    Persistent Systems, Ltd..............................  10,343  126,129
    Petronet LNG, Ltd.................................... 219,742  733,463
    Pfizer, Ltd..........................................   2,484   96,987
    Phillips Carbon Black, Ltd...........................  23,590   88,342
    Phoenix Mills, Ltd.(The).............................  11,558  107,130
    PI Industries, Ltd...................................  27,531  324,701
    Pidilite Industries, Ltd.............................  11,368  186,860
    Piramal Enterprises, Ltd.............................  10,949  426,571
    PNC Infratech, Ltd...................................   4,983   11,477
    Power Finance Corp., Ltd............................. 213,032  272,056
    Power Grid Corp. of India, Ltd.......................  75,063  200,054

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
INDIA -- (Continued)
    Power Mech Projects, Ltd.............................     840 $   11,910
    Prabhat Dairy, Ltd...................................  11,670     25,924
    Praj Industries, Ltd.................................  38,085     44,021
*   Prakash Industries, Ltd..............................  18,220     37,425
*   Praxis Home Retail, Ltd..............................       1          3
    Prestige Estates Projects, Ltd.......................  43,808    161,611
*   Prime Focus, Ltd.....................................   5,458      6,041
    Procter & Gamble Hygiene & Health Care, Ltd..........     791    119,464
    PTC India Financial Services, Ltd....................  51,751     14,298
    PTC India, Ltd.......................................  75,922     91,957
*   Punjab & Sind Bank...................................  15,909      7,218
*   Punjab National Bank.................................  98,742    122,856
    Puravankara, Ltd.....................................   6,796     10,476
    PVR, Ltd.............................................  10,800    174,769
    Radico Khaitan, Ltd..................................  19,617    125,700
    Rain Commodities, Ltd................................  51,180    147,595
    Rajesh Exports, Ltd..................................  26,295    217,131
    Rallis India, Ltd....................................  21,200     61,996
    Ramco Cements, Ltd. (The)............................  25,138    264,078
    Ramkrishna Forgings, Ltd.............................   5,499     52,364
*   Ramky Infrastructure, Ltd............................   9,315     24,317
    Rashtriya Chemicals & Fertilizers, Ltd...............  39,060     40,778
*   RattanIndia Power, Ltd............................... 305,973     16,794
    Raymond, Ltd.........................................  13,999    169,891
    RBL Bank, Ltd........................................   5,284     44,320
    Redington India, Ltd................................. 118,730    186,832
    Relaxo Footwears, Ltd................................   3,596     42,725
*   Reliance Communications, Ltd......................... 403,088     86,185
    Reliance Industries, Ltd., GDR.......................  18,710    639,881
    Reliance Industries, Ltd............................. 195,477  3,382,524
    Reliance Industries, Ltd., GDR.......................  20,367    696,551
    Reliance Infrastructure, Ltd.........................  31,989    186,268
*   Reliance Power, Ltd.................................. 225,835    110,500
    Repco Home Finance, Ltd..............................  20,245    177,552
    Rico Auto Industries, Ltd............................  18,607     19,590
    Rural Electrification Corp., Ltd..................... 452,865    777,679
    Sadbhav Engineering, Ltd.............................  19,352     77,512
    Sanghvi Movers, Ltd..................................   6,071     16,668
    Sanofi India, Ltd....................................   2,222    194,120
    Schaeffler India, Ltd................................   1,115     85,452
    SH Kelkar & Co., Ltd.................................   2,220      6,380
    Sharda Cropchem, Ltd.................................   6,833     36,763
    Sharda Motor Industries, Ltd.........................     272      9,003
    Shilpa Medicare, Ltd.................................   3,332     19,647
*   Shipping Corp. of India, Ltd.........................  48,621     45,005
    Shree Cement, Ltd....................................   1,212    300,741
    Shriram City Union Finance, Ltd......................   2,270     63,416
    Shriram Transport Finance Co., Ltd...................  31,868    644,986
    Siemens, Ltd.........................................   1,769     25,568
    Simplex Infrastructures, Ltd.........................   3,825     24,824
    Sintex Industries, Ltd............................... 132,335     27,726
*   Sintex Plastics Technology, Ltd...................... 132,335     79,613
    Siyaram Silk Mills, Ltd..............................   5,283     41,675
    SJVN, Ltd............................................ 125,843     49,614
    SKF India, Ltd.......................................   3,506     85,686
    Skipper, Ltd.........................................  10,790     25,098
    SML ISUZU, Ltd.......................................   2,162     24,878
    Sobha, Ltd...........................................  21,275    146,645
    Solar Industries India, Ltd..........................   3,014     52,628

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
INDIA -- (Continued)
*   Solara Active Pharma Sciences, Ltd...................   2,772 $    7,194
    Somany Ceramics, Ltd.................................   4,924     39,525
    Sonata Software, Ltd.................................  22,141    111,634
    South Indian Bank, Ltd. (The)........................ 430,148    115,043
    Srei Infrastructure Finance, Ltd.....................  85,602     66,951
    SRF, Ltd.............................................   8,369    211,125
    Srikalahasthi Pipes, Ltd.............................   2,107      6,420
*   Star Cement, Ltd.....................................   8,363     13,958
*   State Bank of India..................................  99,155    425,357
*   State Bank of India, GDR.............................     226      9,623
*   State Bank of India, GDR.............................     490     20,850
*   Steel Authority of India, Ltd........................ 115,173    130,431
    Sterlite Technologies, Ltd...........................  45,756    230,355
    Strides Arcolab, Ltd.................................  16,632     93,472
    Subros, Ltd..........................................   7,463     35,458
    Sudarshan Chemical Industries........................   7,007     48,155
    Sun Pharmaceutical Industries, Ltd...................  70,058    582,922
    Sun TV Network, Ltd..................................  39,645    447,406
    Sundaram-Clayton, Ltd................................     288     17,589
    Sundram Fasteners, Ltd...............................  24,211    231,929
    Sunteck Realty, Ltd..................................  16,128     96,666
    Suprajit Engineering, Ltd............................  13,780     51,721
    Supreme Industries, Ltd..............................  13,945    243,821
    Supreme Petrochem, Ltd...............................  17,029     69,696
    Surya Roshni, Ltd....................................  10,195     51,830
    Sutlej Textiles and Industries, Ltd..................   8,019      6,225
    Suven Life Sciences, Ltd.............................  11,712     39,414
*   Suzlon Energy, Ltd................................... 677,828     77,307
    Swaraj Engines, Ltd..................................   1,454     38,208
    Symphony, Ltd........................................   3,807     60,094
*   Syndicate Bank.......................................  92,012     61,027
    Syngene International, Ltd...........................   6,197     53,988
    TAKE Solutions, Ltd..................................  21,777     64,340
*   Talwalkars Lifestyles, Ltd...........................   3,971      8,424
    Tamil Nadu Newsprint & Papers, Ltd...................  12,488     48,367
    Tata Chemicals, Ltd..................................  49,111    493,891
    Tata Communications, Ltd.............................  12,550    106,012
    Tata Consultancy Services, Ltd.......................  45,665  1,297,603
    Tata Elxsi, Ltd......................................   9,456    197,714
    Tata Global Beverages, Ltd........................... 121,406    438,677
    Tata Metaliks, Ltd...................................   1,553     14,737
*   Tata Motors, Ltd..................................... 259,377    979,404
    Tata Power Co., Ltd. (The)........................... 271,470    295,134
    Tata Steel, Ltd...................................... 147,600  1,215,733
*   Tata Steel, Ltd......................................   9,189     17,008
*   Tata Teleservices Maharashtra, Ltd................... 202,759     14,680
    TCI Express, Ltd.....................................   3,908     36,011
    Tech Mahindra, Ltd................................... 173,871  1,726,179
*   Techno Electric & Engineering Co., Ltd...............  14,598     59,758
*   Tejas Networks, Ltd..................................   2,716     11,232
    Texmaco Rail & Engineering, Ltd......................  12,086     13,332
    Thermax, Ltd.........................................   3,658     62,519
    Thirumalai Chemicals, Ltd............................   1,807     38,122
    Thomas Cook India, Ltd...............................  12,185     46,441
    TI Financial Holdings, Ltd...........................  26,134    237,455
    Tide Water Oil Co. India, Ltd........................     261     21,844
    Time Technoplast, Ltd................................  45,379     92,803
    Timken India, Ltd....................................   5,879     62,528
    Tinplate Co. of India, Ltd. (The)....................   6,361     14,775

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
INDIA -- (Continued)
    Titagarh Wagons, Ltd.................................    15,510 $     20,673
    Titan Co., Ltd.......................................    17,242      229,552
    Torrent Pharmaceuticals, Ltd.........................     8,466      188,491
    Torrent Power, Ltd...................................    29,991      105,458
    Transport Corp. of India, Ltd........................    11,637       47,708
    Trent, Ltd...........................................     6,550       33,466
    Trident, Ltd.........................................    39,676       32,306
    Triveni Engineering & Industries, Ltd................    30,673       17,757
    Triveni Turbine, Ltd.................................    34,817       58,398
    TTK Prestige, Ltd....................................       355       32,046
    Tube Investments of India, Ltd.......................    22,665       82,132
    TV Today Network, Ltd................................     9,445       59,035
*   TV18 Broadcast, Ltd..................................   190,935      131,943
    TVS Motor Co., Ltd...................................    34,636      261,602
    TVS Srichakra, Ltd...................................       825       36,399
*   UCO Bank.............................................   163,070       47,670
    Uflex, Ltd...........................................    15,054       59,373
    UFO Moviez India, Ltd................................     5,376       30,892
    UltraTech Cement, Ltd................................     4,462      273,203
    Unichem Laboratories, Ltd............................    12,637       42,157
*   Union Bank of India..................................    74,597       94,492
*   Unitech, Ltd.........................................   482,996       30,441
    United Breweries, Ltd................................     6,518      105,241
*   United Spirits, Ltd..................................    27,110      232,199
    UPL, Ltd.............................................   141,384    1,325,858
    VA Tech Wabag, Ltd...................................    11,864       62,300
*   Vaibhav Global, Ltd..................................       918        9,566
    Vakrangee, Ltd.......................................    74,772       52,538
    Vardhman Textiles, Ltd...............................     6,586      115,420
    Vedanta, Ltd.........................................   348,304    1,135,281
    Vedanta, Ltd., ADR...................................    28,241      364,596
    Venky's India, Ltd...................................     2,188       71,004
    Vesuvius India, Ltd..................................     1,061       19,664
    V-Guard Industries, Ltd..............................    24,622       77,105
    Vijaya Bank..........................................    99,496       90,275
    Vinati Organics, Ltd.................................     5,750       80,863
    Vindhya Telelinks, Ltd...............................       656        9,776
    VIP Industries, Ltd..................................    10,856       76,759
    V-Mart Retail, Ltd...................................       800       28,281
    Voltas, Ltd..........................................    10,368       86,032
*   VRL Logistics, Ltd...................................    11,268       57,687
    VST Industries, Ltd..................................       351       13,954
    WABCO India, Ltd.....................................       446       43,289
    Welspun Corp., Ltd...................................    36,901       67,581
    Welspun India, Ltd...................................   132,572      110,262
    West Coast Paper Mills, Ltd..........................    12,018       48,664
    Whirlpool of India, Ltd..............................     4,838      122,786
    Wipro, Ltd...........................................   150,024      606,957
*   Wockhardt, Ltd.......................................    11,277       96,402
    Yes Bank, Ltd........................................   328,095    1,762,241
    Zee Entertainment Enterprises, Ltd...................    39,386      302,372
    Zee Learn, Ltd.......................................    23,196       12,482
*   Zee Media Corp., Ltd.................................    27,305       12,706
    Zensar Technologies, Ltd.............................     4,461       80,377
                                                                    ------------
TOTAL INDIA..............................................            107,210,661
                                                                    ------------
INDONESIA -- (0.6%)
    Ace Hardware Indonesia Tbk PT........................ 1,935,200      175,870
    Adaro Energy Tbk PT.................................. 8,555,300    1,131,985

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES    VALUE>>
                                                              ---------- ----------
INDONESIA -- (Continued)
    Adhi Karya Persero Tbk PT................................    784,987 $   87,639
    Agung Podomoro Land Tbk PT...............................  2,441,400     27,286
    AKR Corporindo Tbk PT....................................    292,900     85,666
    Alam Sutera Realty Tbk PT................................  4,425,100     98,192
    Aneka Tambang Tbk PT.....................................  3,299,420    209,877
    Arwana Citramulia Tbk PT.................................    232,600      5,939
    Asahimas Flat Glass Tbk PT...............................     86,500     28,260
    Astra Agro Lestari Tbk PT................................    211,589    159,657
    Astra International Tbk PT...............................  2,301,400  1,141,777
*   Bank Bukopin Tbk.........................................  1,262,200     37,137
    Bank Central Asia Tbk PT.................................    388,600    627,266
    Bank Danamon Indonesia Tbk PT............................    822,263    375,397
    Bank Mandiri Persero Tbk PT..............................  1,125,718    519,742
    Bank Negara Indonesia Persero Tbk PT.....................  1,084,320    557,592
*   Bank Pan Indonesia Tbk PT................................  1,316,000     70,685
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT.....    894,500    127,769
    Bank Pembangunan Daerah Jawa Timur Tbk PT................  1,178,900     53,203
*   Bank Permata Tbk PT......................................  1,083,325     40,545
    Bank Rakyat Indonesia Persero Tbk PT.....................  6,638,000  1,414,286
    Bank Tabungan Negara Persero Tbk PT......................  1,415,441    231,816
    Bank Tabungan Pensiunan Nasional Tbk PT..................     54,000     14,472
    Barito Pacific Tbk PT....................................  2,916,300    367,380
    Bayan Resources Tbk PT...................................     16,000     21,900
    Bekasi Fajar Industrial Estate Tbk PT....................  2,056,600     34,269
*   Benakat Integra Tbk PT...................................  3,406,400     13,727
    BISI International Tbk PT................................    468,500     56,552
    Bukit Asam Tbk PT........................................  1,560,500    485,728
    Bumi Serpong Damai Tbk PT................................  2,092,800    196,462
*   Bumi Teknokultura Unggul Tbk PT..........................  2,300,800     20,270
    Charoen Pokphand Indonesia Tbk PT........................  1,011,100    317,241
    Ciputra Development Tbk PT...............................  4,791,071    330,868
*   Citra Marga Nusaphala Persada Tbk PT.....................    517,167     47,208
*   Delta Dunia Makmur Tbk PT................................  4,476,500    241,016
*   Eagle High Plantations Tbk PT............................  4,587,600     65,013
    Elnusa Tbk PT............................................  1,814,900     44,769
*   Energi Mega Persada Tbk PT...............................  2,946,000     31,281
    Erajaya Swasembada Tbk PT................................    143,900     31,167
    Gajah Tunggal Tbk PT.....................................    689,200     31,823
*   Garuda Indonesia Persero Tbk PT..........................  1,784,500     28,223
    Global Mediacom Tbk PT...................................  3,121,900     97,540
    Gudang Garam Tbk PT......................................     61,000    318,192
*   Hanson International Tbk PT.............................. 16,859,600    153,342
*   Holcim Indonesia Tbk PT..................................    435,500     23,412
    Indah Kiat Pulp & Paper Corp. Tbk PT.....................    980,300  1,306,429
    Indika Energy Tbk PT.....................................    809,600    202,510
    Indo Tambangraya Megah Tbk PT............................    167,800    331,631
    Indocement Tunggal Prakarsa Tbk PT.......................    153,500    150,632
    Indofood CBP Sukses Makmur Tbk PT........................    102,500     62,070
    Indofood Sukses Makmur Tbk PT............................  1,536,200    677,014
    Indomobil Sukses Internasional Tbk PT....................    127,200     25,423
*   Indo-Rama Synthetics Tbk PT..............................     40,300     18,721
    Indosat Tbk PT...........................................    272,050     66,245
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT.............    308,700     17,553
    INOVISI Infracom Tbk PT..................................      7,778          1
*   Inti Agri Resources Tbk PT...............................    473,600     10,518
*   Intiland Development Tbk PT..............................  2,790,300     64,218
    Japfa Comfeed Indonesia Tbk PT...........................  2,168,300    323,462
    Jasa Marga Persero Tbk PT................................    255,626     83,234
    Kalbe Farma Tbk PT.......................................  2,130,000    191,442

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES    VALUE>>
                                                              --------- ----------
INDONESIA -- (Continued)
    Kawasan Industri Jababeka Tbk PT......................... 5,953,389 $   90,990
    KMI Wire & Cable Tbk PT..................................   964,700     22,608
*   Krakatau Steel Persero Tbk PT............................ 1,620,437     46,106
*   Kresna Graha Investama Tbk PT............................ 3,495,700    175,796
    Link Net Tbk PT..........................................   264,400     77,393
*   Lippo Cikarang Tbk PT....................................   220,300     31,913
    Lippo Karawaci Tbk PT.................................... 6,010,450    152,639
    Malindo Feedmill Tbk PT..................................   371,200     28,322
    Matahari Department Store Tbk PT.........................   357,000    199,132
*   Matahari Putra Prima Tbk PT..............................   267,600      4,714
    Mayora Indah Tbk PT...................................... 2,877,825    616,664
*   Medco Energi Internasional Tbk PT........................ 3,664,667    251,824
    Media Nusantara Citra Tbk PT............................. 1,855,700    127,007
    Mitra Adiperkasa Tbk PT.................................. 4,108,300    252,424
    Mitra Keluarga Karyasehat Tbk PT.........................   420,900     58,366
    Mitra Pinasthika Mustika Tbk PT..........................   258,100     17,210
*   MNC Investama Tbk PT..................................... 9,936,200     70,865
    Modernland Realty Tbk PT................................. 2,774,000     53,092
*   Multipolar Tbk PT........................................ 2,334,900     18,622
    Nippon Indosari Corpindo Tbk PT..........................   323,700     21,337
*   Nirvana Development Tbk PT...............................   911,900      5,680
    Nusantara Infrastructure Tbk PT.......................... 3,043,000     43,498
    Pabrik Kertas Tjiwi Kimia Tbk PT.........................   272,500    274,369
    Pakuwon Jati Tbk PT...................................... 3,888,700    139,030
    Pan Brothers Tbk PT...................................... 1,291,500     48,849
*   Panin Financial Tbk PT................................... 6,138,100     86,909
*   Pelayaran Tamarin Samudra Tbk PT.........................    75,200     22,007
    Perusahaan Gas Negara Persero Tbk........................ 1,331,000    157,202
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT.... 1,347,700     93,993
    PP Persero Tbk PT........................................ 1,107,954    160,033
    Ramayana Lestari Sentosa Tbk PT.......................... 1,460,024    142,377
    Rukun Raharja Tbk PT.....................................   275,500     12,991
    Salim Ivomas Pratama Tbk PT.............................. 1,950,400     64,688
    Sawit Sumbermas Sarana Tbk PT............................ 1,374,100    117,701
*   Sekawan Intipratama Tbk PT............................... 1,471,800      2,552
    Semen Baturaja Persero Tbk PT............................   772,600    172,597
    Semen Indonesia Persero Tbk PT...........................   711,700    375,537
*   Sentul City Tbk PT....................................... 7,531,700     65,926
*   Siloam International Hospitals Tbk PT....................    85,631     18,560
    Sri Rejeki Isman Tbk PT.................................. 3,898,800     92,501
    Summarecon Agung Tbk PT.................................. 3,131,000    166,461
    Surya Citra Media Tbk PT.................................   307,600     43,804
*   Surya Esa Perkasa Tbk PT.................................   638,300     11,175
    Surya Semesta Internusa Tbk PT........................... 1,861,600     75,002
    Telekomunikasi Indonesia Persero Tbk PT..................    35,000      8,679
    Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR...    11,510    282,225
    Tempo Scan Pacific Tbk PT................................   206,900     21,524
*   Tiga Pilar Sejahtera Food Tbk............................   839,100      9,776
    Timah Tbk PT............................................. 1,186,656     69,669
    Tiphone Mobile Indonesia Tbk PT..........................   784,500     46,317
    Tower Bersama Infrastructure Tbk PT......................   451,400    164,493
*   Trada Alam Minera Tbk PT................................. 8,476,900    170,732
*   Truba Alam Manunggal Engineering PT...................... 2,841,000        985
    Tunas Baru Lampung Tbk PT................................   879,500     54,292
    Tunas Ridean Tbk PT......................................   537,500     44,737
    Unilever Indonesia Tbk PT................................    41,600    124,857
    United Tractors Tbk PT...................................   593,024  1,452,854
*   Vale Indonesia Tbk PT....................................   827,900    251,344
*   Visi Media Asia Tbk PT................................... 4,205,000     58,325

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
INDONESIA -- (Continued)
    Waskita Beton Precast Tbk PT......................... 4,994,600 $   148,532
    Waskita Karya Persero Tbk PT......................... 2,637,263     388,436
    Wijaya Karya Beton Tbk PT............................   415,300      11,470
    Wijaya Karya Persero Tbk PT.......................... 1,064,859     114,657
*   XL Axiata Tbk PT..................................... 1,923,600     367,897
                                                                    -----------
TOTAL INDONESIA..........................................            22,212,811
                                                                    -----------
IRELAND -- (0.4%)
    Bank of Ireland Group P.L.C..........................   209,253   1,795,889
    C&C Group P.L.C......................................    83,538     335,703
    CRH P.L.C............................................     1,971      67,414
    CRH P.L.C., Sponsored ADR............................    68,877   2,361,792
*   Datalex P.L.C........................................    10,864      32,089
    FBD Holdings P.L.C...................................     6,284      76,189
    Glanbia P.L.C........................................    93,270   1,534,344
    IFG Group P.L.C......................................    10,052      18,551
*   Independent News & Media P.L.C.......................    79,753       8,654
    Irish Continental Group P.L.C........................    40,158     246,408
*   Kenmare Resources P.L.C..............................       385       1,105
    Kerry Group P.L.C., Class A..........................    14,315   1,520,147
    Kingspan Group P.L.C.................................    50,750   2,356,742
    Paddy Power Betfair P.L.C............................    15,957   1,740,356
    Paddy Power Betfair P.L.C............................     2,126     231,332
*   Permanent TSB Group Holdings P.L.C...................    11,387      27,888
    Smurfit Kappa Group P.L.C............................    96,110   3,949,183
                                                                    -----------
TOTAL IRELAND............................................            16,303,786
                                                                    -----------
ISRAEL -- (0.5%)
*   Africa Israel Properties, Ltd........................     4,516      99,977
*   Airport City, Ltd....................................    18,237     207,240
    Albaad Massuot Yitzhak, Ltd..........................       638       7,434
*   Allot Communications, Ltd............................     3,478      17,589
    Alrov Properties and Lodgings, Ltd...................     2,753      84,969
    Amot Investments, Ltd................................    31,362     158,185
    Arad, Ltd............................................     1,491      14,261
*   Arko Holdings, Ltd...................................    70,066      35,325
*   AudioCodes, Ltd......................................     3,346      32,091
    Avgol Industries 1953, Ltd...........................    26,233      26,656
*   Azorim-Investment Development & Construction Co.,
      Ltd................................................    10,744       9,657
    Azrieli Group, Ltd...................................     2,901     138,947
    Bank Hapoalim BM.....................................   254,790   1,801,947
    Bank Leumi Le-Israel BM..............................   458,899   2,876,053
    Bayside Land Corp....................................       246     108,311
    Bezeq The Israeli Telecommunication Corp., Ltd.......   265,698     281,491
    Big Shopping Centers, Ltd............................     1,204      77,737
    Blue Square Real Estate, Ltd.........................     1,707      59,505
*   Brack Capital Properties NV..........................       506      56,348
    Camtek, Ltd..........................................     1,941      15,684
*   Cellcom Israel, Ltd..................................    18,319     104,720
*   Cellcom Israel, Ltd..................................    11,977      67,251
    Ceragon Networks, Ltd................................    16,269      65,239
*   Clal Biotechnology Industries, Ltd...................    14,222      12,747
*   Clal Insurance Enterprises Holdings, Ltd.............     9,905     161,959
    Danel Adir Yeoshua, Ltd..............................       755      32,824
    Delek Automotive Systems, Ltd........................    14,896      78,740
    Delek Group, Ltd.....................................     1,704     242,570
    Delta-Galil Industries, Ltd..........................     5,332     154,107
    Dexia Israel Bank, Ltd...............................        75      11,936

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE>>
                                                              ------- ----------
ISRAEL -- (Continued)
    Direct Insurance Financial Investments, Ltd..............   7,542 $   84,782
*   El Al Israel Airlines.................................... 165,971     41,295
    Elbit Systems, Ltd.......................................   2,679    321,651
    Elbit Systems, Ltd.......................................   1,800    216,576
    Electra Consumer Products 1970, Ltd......................   5,785     57,513
    Electra, Ltd.............................................   1,001    231,114
*   Energix-Renewable Energies, Ltd..........................  20,253     21,109
*   Enlight Renewable Energy, Ltd............................  42,876     21,171
    First International Bank Of Israel, Ltd..................  19,943    429,098
    FMS Enterprises Migun, Ltd...............................     917     25,356
    Formula Systems 1985, Ltd................................   4,716    167,166
    Fox Wizel, Ltd...........................................   3,946     81,695
    Frutarom Industries, Ltd.................................   8,502    859,372
*   Gilat Satellite Networks, Ltd............................  11,636     98,593
    Hadera Paper, Ltd........................................     885     63,269
    Hamlet Israel-Canada, Ltd................................   1,748     42,364
    Harel Insurance Investments & Financial Services, Ltd....  56,680    435,706
    Hilan, Ltd...............................................   4,655    104,176
    IDI Insurance Co., Ltd...................................   2,159    130,894
    IES Holdings, Ltd........................................     436     19,286
*   Industrial Buildings Corp., Ltd..........................  34,720     43,988
    Inrom Construction Industries, Ltd.......................  17,661     64,444
    Israel Chemicals, Ltd....................................  64,027    306,518
    Israel Discount Bank, Ltd., Class A...................... 260,709    824,176
*   Israel Land Development Co., Ltd. (The)..................   1,092      9,223
*   Jerusalem Oil Exploration................................   5,574    281,197
*   Kamada, Ltd..............................................   6,921     38,959
    Kenon Holdings, Ltd......................................   5,006     79,776
    Kerur Holdings, Ltd......................................   1,650     43,246
    Klil Industries, Ltd.....................................     429     36,858
    Matrix IT, Ltd...........................................  14,912    156,669
    Maytronics, Ltd..........................................  10,664     54,765
*   Mazor Robotics, Ltd., Sponsored ADR......................     641     40,139
    Meitav Dash Investments, Ltd.............................   7,442     22,326
    Melisron, Ltd............................................   4,702    184,787
    Menora Mivtachim Holdings, Ltd...........................  13,207    142,506
*   Migdal Insurance & Financial Holding, Ltd................ 167,381    164,128
    Mizrahi Tefahot Bank, Ltd................................  53,753  1,045,329
    Naphtha Israel Petroleum Corp., Ltd......................  19,431    111,707
    Neto ME Holdings, Ltd....................................     543     43,194
*   Nice, Ltd., Sponsored ADR................................   7,239    791,947
*   Nova Measuring Instruments, Ltd..........................   8,248    231,735
    Oil Refineries, Ltd...................................... 832,045    383,251
*   Partner Communications Co., Ltd..........................  68,256    262,714
*   Partner Communications Co., Ltd., ADR....................   1,600      6,008
    Paz Oil Co., Ltd.........................................   2,748    392,232
    Phoenix Holdings, Ltd. (The).............................  47,248    252,774
    Plasson Industries, Ltd..................................   1,457     61,734
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd......   2,148    101,711
    Scope Metals Group, Ltd..................................   4,129    104,664
    Shapir Engineering and Industry, Ltd.....................  30,549     88,568
    Shikun & Binui, Ltd...................................... 115,380    213,956
    Shufersal, Ltd...........................................  31,507    190,334
    Strauss Group, Ltd.......................................   9,128    187,002
    Summit Real Estate Holdings, Ltd.........................   5,855     49,945
*   Suny Cellular Communication, Ltd.........................  38,947     18,830
    Tadiran Holdings, Ltd....................................   1,130     27,493
    Teva Pharmaceutical Industries, Ltd., Sponsored ADR......  67,449  1,614,729
*   Tower Semiconductor, Ltd.................................  15,804    326,353

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
ISRAEL -- (Continued)
*   Tower Semiconductor, Ltd.............................     4,323 $    88,414
*   Union Bank of Israel.................................     4,714      19,419
                                                                    -----------
TOTAL ISRAEL.............................................            19,601,434
                                                                    -----------
ITALY -- (2.2%)
*   A.S. Roma SpA........................................    66,579      40,774
    A2A SpA..............................................   863,673   1,584,330
    ACEA SpA.............................................    24,793     391,864
*   Aeffe SpA............................................    11,360      38,237
    Amplifon SpA.........................................    24,571     547,989
    Anima Holding SpA....................................    86,175     461,911
*   Ansaldo STS SpA......................................    24,656     363,329
*   Arnoldo Mondadori Editore SpA........................    71,829     122,177
    Ascopiave SpA........................................    31,833     118,295
    Assicurazioni Generali SpA...........................   220,627   3,912,384
*   Astaldi SpA..........................................    22,586      50,780
    Atlantia SpA.........................................    27,083     802,203
    Autogrill SpA........................................    44,910     490,241
    Azimut Holding SpA...................................    47,349     793,444
*   Banca Carige SpA.....................................   289,369       3,013
    Banca Finnat Euramerica SpA..........................    36,232      15,870
    Banca Generali SpA...................................    17,997     484,444
    Banca IFIS SpA.......................................    12,169     380,604
    Banca Mediolanum SpA.................................   120,468     863,787
*   Banca Monte dei Paschi di Siena SpA..................     3,026       9,393
    Banca Popolare di Sondrio SCPA.......................   188,976     817,258
    Banca Profilo SpA....................................    61,003      15,310
    Banca Sistema SpA....................................    22,699      55,629
*   Banco BPM SpA........................................   697,271   2,209,921
    Banco di Desio e della Brianza SpA...................    12,951      33,172
    BasicNet SpA.........................................    15,391      73,577
    BE...................................................    57,250      61,305
    Biesse SpA...........................................     5,154     212,092
    BPER Banca...........................................   208,189   1,159,010
    Brembo SpA...........................................    58,777     804,497
    Brunello Cucinelli SpA...............................    10,752     446,365
    Buzzi Unicem SpA.....................................    26,107     574,216
    Cairo Communication SpA..............................    45,366     171,815
    Carraro SpA..........................................     8,063      27,627
    Cementir Holding SpA.................................    27,672     224,167
    Cerved Group SpA.....................................    60,383     693,703
    CIR-Compagnie Industriali Riunite SpA................   143,454     173,939
    CNH Industrial NV....................................   187,473   2,200,843
    Credito Emiliano SpA.................................    35,535     263,128
*   Credito Valtellinese SpA............................. 2,541,905     314,632
*   d'Amico International Shipping SA....................    69,418      14,029
    Danieli & C Officine Meccaniche SpA..................     6,446     158,200
    Datalogic SpA........................................     4,298     144,940
    Davide Campari-Milano SpA............................   124,346   1,047,439
    De' Longhi SpA.......................................    16,180     475,374
    DiaSorin SpA.........................................     5,713     612,900
    Ei Towers SpA........................................     8,273     550,872
    El.En. SpA...........................................     2,649      87,398
*   Elica SpA............................................     4,280      10,789
    Emak SpA.............................................    11,096      15,643
    Enel SpA.............................................   936,477   5,217,045
    Eni SpA..............................................   250,504   4,821,836
    Eni SpA, Sponsored ADR...............................    26,710   1,032,609
*   ePrice SpA...........................................     3,108       5,335

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
ITALY -- (Continued)
    ERG SpA..............................................  26,974 $  606,263
    Esprinet SpA.........................................  11,424     51,608
*   Eurotech SpA.........................................  11,463     33,459
    Falck Renewables SpA.................................  79,144    208,678
    Ferrari NV...........................................  17,952  2,382,698
*   Fiat Chrysler Automobiles NV......................... 227,603  3,880,909
*   Fiat Chrysler Automobiles NV.........................  42,168    716,013
    Fila SpA.............................................   5,527    120,525
    FinecoBank Banca Fineco SpA.......................... 137,435  1,611,620
    FNM SpA..............................................  37,047     25,958
*   GEDI Gruppo Editoriale SpA...........................  33,656     13,310
    Gefran SpA...........................................   1,949     16,742
    Geox SpA.............................................  25,019     66,457
    Gruppo MutuiOnline SpA...............................   7,207    115,683
    Hera SpA............................................. 377,579  1,252,257
*   IMMSI SpA............................................ 136,032     85,127
    Industria Macchine Automatiche SpA...................   6,722    564,461
    Infrastrutture Wireless Italiane SpA.................  34,072    278,663
*   Intek Group SpA......................................  98,399     41,443
    Interpump Group SpA..................................  19,688    618,891
    Intesa Sanpaolo SpA.................................. 794,327  2,434,323
    Iren SpA............................................. 174,149    492,380
    Italgas SpA.......................................... 148,943    856,708
    Italmobiliare SpA....................................   2,667     63,759
*   Juventus Football Club SpA........................... 149,340    152,100
    La Doria SpA.........................................   4,431     54,310
    Leonardo SpA......................................... 110,299  1,317,749
    Luxottica Group SpA..................................   8,362    565,372
    Maire Tecnimont SpA..................................  57,102    295,498
    MARR SpA.............................................  10,285    277,199
    Massimo Zanetti Beverage Group SpA...................   2,747     22,508
*   Mediaset SpA......................................... 308,562  1,044,690
    Mediobanca Banca di Credito Finanziario SpA.......... 137,944  1,428,362
    Moncler SpA..........................................  25,463  1,122,246
    Nice SpA.............................................   5,275     20,270
    OVS SpA..............................................  57,370    187,547
    Panariagroup Industrie Ceramiche SpA.................   3,251     11,031
    Parmalat SpA......................................... 102,276    353,549
    Piaggio & C SpA...................................... 120,217    316,875
    Poste Italiane SpA................................... 148,440  1,381,005
    Prima Industrie SpA..................................   2,367    100,499
    Prysmian SpA.........................................  63,295  1,616,840
    RAI Way SpA..........................................  23,449    133,177
    Recordati SpA........................................  19,414    723,523
    Reno de Medici SpA...................................  21,840     26,504
    Reply SpA............................................   4,940    333,672
    Retelit SpA..........................................  24,277     45,639
*   Rizzoli Corriere Della Sera Mediagroup SpA...........  34,455     43,095
    Sabaf SpA............................................   2,072     39,226
    SAES Getters SpA.....................................   2,892     72,128
*   Safilo Group SpA.....................................  14,091     72,475
*   Saipem SpA........................................... 261,944  1,368,183
    Salini Impregilo SpA.................................  99,517    262,388
    Salvatore Ferragamo SpA..............................  15,560    359,259
    Saras SpA............................................ 357,089    854,950
    Servizi Italia SpA...................................   5,016     27,139
    Sesa SpA.............................................   1,443     50,846
    Snam SpA.............................................  97,484    418,651
    Societa Cattolica di Assicurazioni SC................  67,710    621,212

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
ITALY -- (Continued)
    Societa Iniziative Autostradali e Servizi SpA........    36,011 $   637,849
*   Sogefi SpA...........................................    33,393      83,004
    SOL SpA..............................................    10,344     131,148
    Technogym SpA........................................    37,737     410,857
*   Telecom Italia SpA................................... 3,764,104   2,895,246
*   Telecom Italia SpA, Sponsored ADR....................    48,868     372,374
    Tenaris SA, ADR......................................     8,006     294,140
    Terna Rete Elettrica Nazionale SpA...................   183,955   1,030,449
*   Tiscali SpA..........................................   763,357      21,347
    Tod's SpA............................................     5,252     334,346
*   TREVI - Finanziaria Industriale SpA..................    34,212      13,785
    UniCredit SpA........................................   201,665   3,560,825
    Unione di Banche Italiane SpA........................   473,928   1,955,470
    Unipol Gruppo SpA....................................   181,595     754,315
    UnipolSai Assicurazioni SpA..........................   425,902     968,021
    Vittoria Assicurazioni SpA...........................    12,219     199,252
    Zignago Vetro SpA....................................     7,094      67,612
                                                                    -----------
TOTAL ITALY..............................................            82,189,376
                                                                    -----------
JAPAN -- (17.7%)
    77 Bank, Ltd. (The)..................................    28,700     691,219
    A&A Material Corp....................................     1,800      19,980
    A&D Co., Ltd.........................................    10,900     102,290
    ABC-Mart, Inc........................................     3,400     184,237
    Abist Co., Ltd.......................................       600      24,899
    Achilles Corp........................................     5,600     116,976
    Acom Co., Ltd........................................     9,900      39,482
    AD Works Co., Ltd....................................    62,800      21,444
    Adastria Co., Ltd....................................    17,480     221,161
    ADEKA Corp...........................................    38,100     644,875
    Adtec Plasma Technology Co., Ltd.....................     1,400      18,318
    Advan Co., Ltd.......................................     7,000      64,590
    Advance Create Co., Ltd..............................     1,300      26,375
    Advanex, Inc.........................................       400       7,651
    Advantage Risk Management Co., Ltd...................     2,100      21,281
    Advantest Corp.......................................    19,900     471,670
    Adventure, Inc.......................................       600      44,912
    Aeon Co., Ltd........................................   196,905   4,000,865
    Aeon Delight Co., Ltd................................    10,000     366,015
    Aeon Fantasy Co., Ltd................................     3,700     164,150
    AEON Financial Service Co., Ltd......................    32,800     677,233
    Aeon Hokkaido Corp...................................     9,700      69,866
    Aeon Mall Co., Ltd...................................    16,280     285,205
#   Aeria, Inc...........................................     8,800     109,086
    AGC, Inc.............................................    71,000   2,975,937
    Ahresty Corp.........................................     9,700      85,220
    Ai Holdings Corp.....................................    10,200     226,324
    Aica Kogyo Co., Ltd..................................    14,800     546,614
    Aichi Bank, Ltd. (The)...............................     3,600     168,980
    Aichi Corp...........................................    13,300      76,041
    Aichi Steel Corp.....................................     4,600     176,835
    Aichi Tokei Denki Co., Ltd...........................     1,000      40,044
    Aida Engineering, Ltd................................    18,600     178,368
    Ain Holdings, Inc....................................    15,100   1,121,961
    Air Water, Inc.......................................    73,000   1,334,463
    Airport Facilities Co., Ltd..........................     7,400      41,145
    Aisan Industry Co., Ltd..............................    16,800     153,270
    Aisin Seiki Co., Ltd.................................    41,862   1,952,527
    AIT Corp.............................................     1,800      17,683

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Ajinomoto Co., Inc................................... 113,500 $2,009,567
    Ajis Co., Ltd........................................   1,600     49,791
    Akatsuki Corp........................................   4,000     15,120
    Akatsuki, Inc........................................   1,900     72,220
#*  Akebono Brake Industry Co., Ltd......................  57,200    141,936
    Akita Bank, Ltd. (The)...............................   6,800    183,353
    Albis Co., Ltd.......................................   2,100     59,032
    Alconix Corp.........................................  12,700    195,941
    Alfresa Holdings Corp................................  24,400    584,161
    Alinco, Inc..........................................   6,600     64,485
*   Allied Telesis Holdings KK...........................  20,200     22,769
    Alpen Co., Ltd.......................................   8,700    187,987
    Alpha Corp...........................................   2,600     35,901
    Alps Electric Co., Ltd...............................  39,900  1,151,057
    Alps Logistics Co., Ltd..............................   4,400     33,564
    Altech Corp..........................................   5,100    107,886
    Amada Holdings Co., Ltd..............................  60,700    610,336
    Amano Corp...........................................  18,800    386,743
    Amiyaki Tei Co., Ltd.................................   2,700    107,699
    Amuse, Inc...........................................   5,400    154,965
    ANA Holdings, Inc....................................   5,100    187,278
    Anabuki Kosan, Inc...................................     600     16,744
    Anest Iwata Corp.....................................  11,600    115,490
    Anicom Holdings, Inc.................................   3,300    139,501
    AOI TYO Holdings, Inc................................   6,854     87,047
    AOKI Holdings, Inc...................................  19,000    272,359
    Aomori Bank, Ltd. (The)..............................   8,100    248,249
    Aoyama Trading Co., Ltd..............................  20,000    661,447
    Aoyama Zaisan Networks Co., Ltd......................   2,900     54,079
    Aozora Bank, Ltd.....................................  16,200    605,371
    Apaman Co., Ltd......................................   3,400     33,067
*   Apic Yamada Corp.....................................   2,100      6,809
    Arakawa Chemical Industries, Ltd.....................   6,400    107,413
    Arata Corp...........................................   4,500    242,781
    Arcland Sakamoto Co., Ltd............................  10,800    151,216
    Arcland Service Holdings Co., Ltd....................   5,000     94,423
    Arcs Co., Ltd........................................  14,500    363,045
*   Ardepro Co., Ltd.....................................  41,600     17,534
    Arealink Co., Ltd....................................   1,200     35,521
    Ariake Japan Co., Ltd................................   3,200    274,592
*   Arrk Corp............................................  11,700     11,723
    Artnature, Inc.......................................   8,800     61,651
    ArtSpark Holdings, Inc...............................   2,900     28,232
    As One Corp..........................................   2,400    167,921
    Asahi Broadcasting Group Holdings Corp...............   3,800     28,363
    Asahi Co., Ltd.......................................   5,800     71,598
    Asahi Diamond Industrial Co., Ltd....................  22,900    166,762
    Asahi Group Holdings, Ltd............................  20,900  1,015,840
    Asahi Holdings, Inc..................................  14,700    294,827
    Asahi Intecc Co., Ltd................................   9,200    351,967
    Asahi Kasei Corp..................................... 342,000  4,571,493
    Asahi Kogyosha Co., Ltd..............................   1,900     58,342
    Asahi Net, Inc.......................................   4,300     20,037
    ASAHI YUKIZAI Corp...................................   5,600    110,446
    Asante, Inc..........................................   2,700     54,342
    Asanuma Corp.........................................  36,000    128,969
    Asax Co., Ltd........................................     300      1,722
    Ashimori Industry Co., Ltd...........................   3,300     74,048
    Asia Pile Holdings Corp..............................   9,900     70,162

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
JAPAN -- (Continued)
    Asics Corp........................................... 46,900 $  763,213
    ASKA Pharmaceutical Co., Ltd.........................  9,800    114,161
    Asrapport Dining Co., Ltd............................  5,500     27,197
    Astellas Pharma, Inc................................. 79,000  1,288,560
    Asti Corp............................................    800     17,465
    Asukanet Co., Ltd....................................  3,100     41,826
    Asunaro Aoki Construction Co., Ltd...................  6,600     58,831
    Ateam, Inc...........................................  3,800     79,980
    Atom Corp............................................ 34,300    312,094
    Autobacs Seven Co., Ltd.............................. 20,100    345,432
    Avex, Inc............................................ 19,000    260,828
    Awa Bank, Ltd. (The)................................. 91,000    587,965
    Axial Retailing, Inc.................................  8,100    296,505
    Azbil Corp........................................... 11,400    500,068
    Bandai Namco Holdings, Inc........................... 19,500    780,165
    Bando Chemical Industries, Ltd....................... 14,000    153,997
    Bank of Iwate, Ltd. (The)............................  6,500    277,119
    Bank of Kochi, Ltd. (The)............................  1,300     13,738
    Bank of Kyoto, Ltd. (The)............................ 19,400    939,897
    Bank of Nagoya, Ltd. (The)...........................  6,600    240,871
    Bank of Okinawa, Ltd. (The)..........................  9,280    366,147
    Bank of Saga, Ltd. (The).............................  5,900    138,030
    Bank of the Ryukyus, Ltd............................. 11,700    185,569
    Baroque Japan, Ltd...................................  7,200     63,587
    BayCurrent Consulting, Inc...........................  4,600    135,408
    Beenos, Inc..........................................  3,600     55,478
    Belc Co., Ltd........................................  5,300    254,686
    Bell System24 Holdings, Inc.......................... 14,200    251,052
    Belluna Co., Ltd..................................... 20,400    238,610
    Benefit One, Inc.....................................  9,200    264,468
    Benesse Holdings, Inc................................ 13,300    484,540
*   Bengo4.com, Inc......................................  2,400     61,990
    Bic Camera, Inc...................................... 31,500    475,287
    Biofermin Pharmaceutical Co., Ltd....................  1,100     28,158
    BML, Inc.............................................  9,100    227,896
    Bookoff Corp.........................................  3,500     24,680
    BP Castrol K.K.......................................  3,500     50,916
    Br Holdings Corp.....................................  6,300     27,442
    Bridgestone Corp..................................... 90,800  3,581,731
    Broadband Tower, Inc................................. 15,200     26,283
    Broadleaf Co., Ltd................................... 31,200    188,960
*   Broadmedia Corp...................................... 25,800     15,286
    BRONCO BILLY Co., Ltd................................  2,400     76,006
    Brother Industries, Ltd.............................. 74,000  1,509,534
    Bunka Shutter Co., Ltd............................... 23,000    191,072
    C Uyemura & Co., Ltd.................................    600     45,086
    Calbee, Inc..........................................  7,900    262,063
    Can Do Co., Ltd......................................  5,100     77,964
    Canon Electronics, Inc...............................  7,000    147,935
    Canon Marketing Japan, Inc........................... 16,100    337,823
    Canon, Inc., Sponsored ADR...........................  9,399    304,434
    Canon, Inc........................................... 46,300  1,502,173
    Capcom Co., Ltd...................................... 27,600    715,766
    Career Design Center Co., Ltd........................  1,300     23,681
    Carlit Holdings Co., Ltd.............................  8,000     73,490
    Casio Computer Co., Ltd.............................. 47,600    778,825
    Cawachi, Ltd.........................................  6,400    125,637
    Central Glass Co., Ltd............................... 16,000    382,474
    Central Japan Railway Co.............................  3,700    770,628

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Central Security Patrols Co., Ltd....................   1,900 $   77,208
    Central Sports Co., Ltd..............................   3,500    124,898
    Chiba Bank, Ltd. (The)...............................  91,000    649,600
    Chiba Kogyo Bank, Ltd. (The).........................  21,600     97,320
    Chilled & Frozen Logistics Holdings Co., Ltd.........   2,900     34,900
    CHIMNEY Co., Ltd.....................................   1,100     28,708
    Chino Corp...........................................   1,000     14,471
    Chiyoda Co., Ltd.....................................   5,100    105,865
    Chiyoda Integre Co., Ltd.............................   5,200    115,140
    Chori Co., Ltd.......................................   4,200     77,969
    Chubu Electric Power Co., Inc........................  35,600    549,442
    Chubu Shiryo Co., Ltd................................   8,200    119,126
    Chuetsu Pulp & Paper Co., Ltd........................   4,400     65,801
    Chugai Pharmaceutical Co., Ltd.......................   1,500     76,299
    Chugai Ro Co., Ltd...................................   2,700     60,829
    Chugoku Bank, Ltd. (The).............................  67,800    719,319
    Chugoku Electric Power Co., Inc. (The)...............  39,000    513,175
    Chugoku Marine Paints, Ltd...........................  19,700    189,125
    Chukyo Bank, Ltd. (The)..............................   5,800    120,461
    CI Takiron Corp......................................  19,000    109,566
    Ci:z Holdings Co., Ltd...............................   7,200    319,490
    Citizen Watch Co., Ltd............................... 117,500    773,947
    CKD Corp.............................................  27,800    426,543
    CK-San-Etsu Co., Ltd.................................     300      9,892
    Clarion Co., Ltd.....................................  83,000    220,026
    Cleanup Corp.........................................   7,500     54,117
    CMIC Holdings Co., Ltd...............................   7,700    172,436
    CMK Corp.............................................  22,600    157,303
    Coca-Cola Bottlers Japan Holdings, Inc...............  19,513    703,615
    cocokara fine, Inc...................................   5,000    293,441
    Coco's Japan Co., Ltd................................   1,100     23,038
    COLOPL, Inc..........................................  23,400    154,070
    Colowide Co., Ltd....................................  20,800    526,418
    Computer Engineering & Consulting, Ltd...............  12,800    254,273
    COMSYS Holdings Corp.................................  24,500    608,928
    Comture Corp.........................................   3,500    113,595
    Concordia Financial Group, Ltd....................... 142,624    766,837
    CONEXIO Corp.........................................   9,000    179,534
    COOKPAD, Inc.........................................   9,700     41,954
    Core Corp............................................   1,100     12,977
    Cosmo Energy Holdings Co., Ltd.......................  34,900  1,231,678
    Cosmos Initia Co., Ltd...............................   2,200     13,992
    Cosmos Pharmaceutical Corp...........................     900    198,416
    CRE, Inc.............................................   3,800     32,628
    Create Medic Co., Ltd................................   2,900     36,157
    Create Restaurants Holdings, Inc.....................  15,700    188,765
    Create SD Holdings Co., Ltd..........................  13,600    338,255
    Credit Saison Co., Ltd...............................  42,100    657,244
    Creek & River Co., Ltd...............................   2,500     25,845
    Cresco, Ltd..........................................   2,000     59,414
    CTI Engineering Co., Ltd.............................   4,800     62,336
    CTS Co., Ltd.........................................   7,200     70,263
    CyberAgent, Inc......................................   9,000    472,878
*   CYBERDYNE, Inc.......................................   1,600     18,859
*   Cyberstep, Inc.......................................   1,400     26,276
    Cybozu, Inc..........................................   5,400     26,381
    D.A. Consortium Holdings, Inc........................   9,000    217,615
    Dai Nippon Printing Co., Ltd.........................  41,100    897,975
    Dai Nippon Toryo Co., Ltd............................  11,300    143,845

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Daibiru Corp.........................................  20,300 $  209,637
    Daicel Corp.......................................... 125,800  1,385,998
    Dai-Dan Co., Ltd.....................................   5,700    135,839
    Daido Kogyo Co., Ltd.................................   3,211     33,925
    Daido Metal Co., Ltd.................................  18,500    192,057
    Daido Steel Co., Ltd.................................  14,800    730,909
    Daifuku Co., Ltd.....................................  22,700  1,000,370
    Daihatsu Diesel Manufacturing Co., Ltd...............   4,700     31,190
    Daihen Corp..........................................  44,000    281,044
    Daiho Corp...........................................  44,000    262,930
    Dai-Ichi Cutter Kogyo K.K............................   1,000     20,475
    Daiichi Jitsugyo Co., Ltd............................   4,000    127,655
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd................  10,400    111,184
    Dai-ichi Life Holdings, Inc..........................  89,200  1,684,227
    Daiichi Sankyo Co., Ltd..............................   5,200    215,683
    Dai-ichi Seiko Co., Ltd..............................   3,500     57,249
    Daiichikosho Co., Ltd................................  11,300    536,599
    Daiken Corp..........................................   6,500    145,480
    Daiken Medical Co., Ltd..............................   4,400     32,292
    Daiki Aluminium Industry Co., Ltd....................  14,600     96,593
    Daikin Industries, Ltd...............................   9,000  1,075,769
    Daikoku Denki Co., Ltd...............................   5,500     87,061
    Daikokutenbussan Co., Ltd............................   4,100    181,790
    Daikyo, Inc..........................................  10,100    202,498
    Daikyonishikawa Corp.................................  24,400    362,598
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd................................................   5,400    171,735
#   Daio Paper Corp......................................  35,900    494,798
    Daiohs Corp..........................................   2,300     28,625
    Daiseki Co., Ltd.....................................  11,600    318,320
    Daiseki Eco. Solution Co., Ltd.......................   3,240     29,415
    Daishi Bank, Ltd. (The)..............................  12,000    509,256
    Daisue Construction Co., Ltd.........................   3,600     41,602
    Daisyo Corp..........................................   1,500     23,806
    Daito Chemix Corp....................................   3,300     14,997
    Daito Pharmaceutical Co., Ltd........................   6,380    200,614
    Daito Trust Construction Co., Ltd....................   4,700    787,567
    Daitron Co., Ltd.....................................   2,500     48,605
    Daiwa House Industry Co., Ltd........................  46,000  1,677,414
    Daiwa Securities Group, Inc.......................... 283,000  1,650,594
    Daiwabo Holdings Co., Ltd............................   9,700    502,232
    Daiyu Lic Holdings Co., Ltd..........................   4,900     53,156
    DCM Holdings Co., Ltd................................  46,800    419,180
    DD Holdings Co., Ltd.................................     900     23,989
    Dear Life Co., Ltd...................................   7,600     35,705
    Delica Foods Holdings Co., Ltd.......................   1,300     17,798
    DeNA Co., Ltd........................................  23,200    437,567
    Denka Co., Ltd.......................................  42,500  1,464,716
    Denso Corp...........................................  25,900  1,281,145
    Dentsu, Inc..........................................  34,300  1,440,282
    Denyo Co., Ltd.......................................   6,700    101,947
    Descente, Ltd........................................  14,700    279,552
    Designone Japan, Inc.................................   1,300     11,962
    Dexerials Corp.......................................  28,800    285,410
    DIC Corp.............................................  40,900  1,335,545
    Digital Arts, Inc....................................   3,800    182,144
    Digital Hearts Holdings Co., Ltd.....................   5,100     66,958
    Digital Information Technologies Corp................   2,000     20,133
    Dip Corp.............................................  12,300    312,803
    Disco Corp...........................................   3,300    563,350

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
JAPAN -- (Continued)
    DKS Co., Ltd......................................... 25,000 $  173,980
    DMG Mori Co., Ltd.................................... 42,900    658,720
    Don Quijote Holdings Co., Ltd........................  6,400    299,162
    Doshisha Co., Ltd....................................  7,300    164,698
    Doutor Nichires Holdings Co., Ltd.................... 11,400    214,798
    Dowa Holdings Co., Ltd............................... 27,900    897,173
*   Drecom Co., Ltd......................................  3,500     26,041
    DTS Corp.............................................  9,400    357,618
    Dvx, Inc.............................................  2,900     37,113
    DyDo Group Holdings, Inc.............................  3,500    192,548
    Dynic Corp...........................................  2,100     19,667
    Eagle Industry Co., Ltd.............................. 13,500    218,914
    Earth Corp...........................................  4,600    232,245
    East Japan Railway Co................................  8,700    813,729
    Ebara Corp........................................... 35,400  1,073,941
    Ebara Jitsugyo Co., Ltd..............................  2,200     46,488
    Eco's Co., Ltd.......................................  4,300     67,784
    EDION Corp........................................... 36,700    366,882
    EF-ON, Inc........................................... 10,080    127,202
    eGuarantee, Inc......................................  4,000     87,272
    E-Guardian, Inc......................................  2,900     74,024
    Ehime Bank, Ltd. (The)............................... 15,400    177,586
    Eidai Co., Ltd.......................................  7,000     34,685
    Eighteenth Bank, Ltd. (The).......................... 50,000    134,895
    Eiken Chemical Co., Ltd.............................. 12,400    271,354
    Eisai Co., Ltd.......................................  1,700    146,357
    Elan Corp............................................  1,700     51,812
    Elecom Co., Ltd......................................  7,400    175,922
    Electric Power Development Co., Ltd..................  8,500    230,860
    Elematec Corp........................................  4,552    107,276
    EM Systems Co., Ltd..................................  8,900     99,144
    Endo Lighting Corp...................................  5,100     40,788
*   Eneres Co., Ltd......................................  6,800     29,439
*   Enigmo, Inc..........................................  3,100     40,114
    en-japan, Inc........................................  6,200    293,372
    Enomoto Co., Ltd.....................................  2,700     31,069
*   Enshu, Ltd........................................... 18,000     22,432
    EPS Holdings, Inc.................................... 17,600    336,749
    eRex Co., Ltd........................................ 10,600    107,935
    ES-Con Japan, Ltd.................................... 23,400    153,363
    ESCRIT, Inc..........................................  4,700     33,878
    Escrow Agent Japan Co., Ltd..........................  6,800     27,518
    ESPEC Corp...........................................  4,400     92,105
    Evolable Asia Corp...................................  2,300     58,374
    Excel Co., Ltd.......................................  4,700    106,957
    Exedy Corp........................................... 15,500    498,715
    Ezaki Glico Co., Ltd................................. 13,100    606,733
    F@N Communications, Inc.............................. 14,500     90,770
    FALCO HOLDINGS Co., Ltd..............................  3,600     61,340
    FamilyMart UNY Holdings Co., Ltd.....................  9,271    865,157
    FANUC Corp...........................................  2,900    584,759
    Fast Retailing Co., Ltd..............................  1,500    656,933
    FCC Co., Ltd......................................... 19,200    564,146
*   FDK Corp............................................. 31,000     54,596
    Feed One Co., Ltd.................................... 44,980     89,689
    Fenwal Controls of Japan, Ltd........................  1,500     21,681
    Ferrotec Holdings Corp............................... 22,300    333,363
*   FFRI, Inc............................................  1,000     22,238
    FIDEA Holdings Co., Ltd.............................. 76,000    119,125

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Fields Corp..........................................   6,700 $   60,360
    Financial Products Group Co., Ltd....................  24,600    298,478
    FINDEX, Inc..........................................   4,200     27,703
    First Brothers Co., Ltd..............................   2,700     32,402
    First Juken Co., Ltd.................................   2,200     27,570
    Fixstars Corp........................................   6,000     82,380
    FJ Next Co., Ltd.....................................   6,300     57,539
*   Flight Holdings, Inc.................................   2,000     23,130
    Forval Corp..........................................   1,900     15,366
    Foster Electric Co., Ltd.............................  11,200    150,127
    FP Corp..............................................   9,700    533,974
    France Bed Holdings Co., Ltd.........................   7,800     68,122
    Freebit Co., Ltd.....................................   5,200     48,470
    Freund Corp..........................................   5,900     50,379
    F-Tech, Inc..........................................   5,500     68,037
    FTGroup Co., Ltd.....................................   4,600     63,142
    Fudo Tetra Corp......................................  86,500    157,230
    Fuji Co., Ltd........................................   7,300    142,651
    Fuji Corp. (6163543).................................   3,400     81,128
    Fuji Corp., Ltd......................................  11,200     92,724
    Fuji Die Co., Ltd....................................   1,700     13,945
    Fuji Electric Co., Ltd............................... 157,000  1,159,762
    Fuji Furukawa Engineering & Construction Co., Ltd....   1,000      3,657
    Fuji Kyuko Co., Ltd..................................   7,200    218,713
    Fuji Oil Co., Ltd....................................  28,000    105,830
    Fuji Oil Holdings, Inc...............................  21,200    697,970
    Fuji Pharma Co., Ltd.................................   6,200    107,902
    Fuji Seal International, Inc.........................  20,000    749,887
    Fuji Soft, Inc.......................................   9,700    395,046
    Fujibo Holdings, Inc.................................   4,500    125,979
    Fujicco Co., Ltd.....................................   6,300    138,063
    FUJIFILM Holdings Corp...............................  32,200  1,329,048
    Fujikura Kasei Co., Ltd..............................  10,700     62,065
    Fujikura Rubber, Ltd.................................   7,500     42,528
    Fujikura, Ltd........................................ 139,700    900,494
    Fujimak Corp.........................................     700     12,649
    Fujimi, Inc..........................................   7,200    179,711
    Fujimori Kogyo Co., Ltd..............................   8,000    270,518
    Fujio Food System Co., Ltd...........................   1,700     30,154
    Fujisash Co., Ltd....................................  55,900     56,143
    Fujita Kanko, Inc....................................   3,900    109,871
    Fujitec Co., Ltd.....................................  20,300    290,136
    Fujitsu Frontech, Ltd................................   5,600     67,657
    Fujitsu General, Ltd.................................  33,900    521,991
    Fujitsu, Ltd......................................... 407,500  2,777,286
    Fujiya Co., Ltd......................................   2,400     51,035
    FuKoKu Co., Ltd......................................   3,300     29,558
    Fukuda Corp..........................................   2,400    144,575
    Fukuda Denshi Co., Ltd...............................   1,500     99,875
    Fukui Bank, Ltd. (The)...............................   8,800    201,899
    Fukui Computer Holdings, Inc.........................   1,800     32,311
    Fukuoka Financial Group, Inc......................... 140,400    768,435
*   Fukushima Bank, Ltd. (The)...........................  12,000     73,157
    Fukushima Industries Corp............................   6,400    315,840
    Fukuyama Transporting Co., Ltd.......................  11,200    544,989
*   Full Speed, Inc......................................   1,400     10,204
    FULLCAST Holdings Co., Ltd...........................   6,800    170,372
    Fumakilla, Ltd.......................................   2,500     42,579
    Funai Soken Holdings, Inc............................  10,660    232,718

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Furukawa Battery Co., Ltd. (The).....................   7,400 $   60,897
    Furukawa Co., Ltd....................................  11,400    173,939
    Furukawa Electric Co., Ltd...........................  37,900  1,339,145
    Furuno Electric Co., Ltd.............................   9,500    109,108
    Furusato Industries, Ltd.............................   1,500     25,538
    Furyu Corp...........................................   7,700     66,465
    Fuso Chemical Co., Ltd...............................  11,100    284,265
    Fuso Pharmaceutical Industries, Ltd..................   3,000     79,033
    Futaba Industrial Co., Ltd...........................  33,000    193,137
    Future Corp..........................................  15,100    208,926
    Fuyo General Lease Co., Ltd..........................  10,300    643,933
    G-7 Holdings, Inc....................................   4,000     99,777
    Gakken Holdings Co., Ltd.............................   1,500     62,468
    Gakkyusha Co., Ltd...................................   1,500     24,858
    Gecoss Corp..........................................   7,400     77,423
    Genki Sushi Co., Ltd.................................   1,400     41,909
    Genky DrugStores Co., Ltd............................   5,000    173,349
    Geo Holdings Corp....................................  18,700    235,711
    Geostr Corp..........................................   6,900     37,188
    Gfoot Co., Ltd.......................................   6,100     43,449
    Giken, Ltd...........................................   7,200    169,158
    GL Sciences, Inc.....................................   2,400     32,480
#   Global, Ltd. (The)...................................   3,300     23,196
    GLOBERIDE, Inc.......................................   5,100    168,077
    Glory, Ltd...........................................  19,300    567,331
    GMO Cloud K.K........................................     900     23,358
    GMO Financial Holdings, Inc..........................  10,400     82,894
    GMO internet, Inc....................................  25,000    530,237
    GMO Payment Gateway, Inc.............................   3,800    428,204
    Godo Steel, Ltd......................................   5,700    117,446
    Gokurakuyu Holdings Co., Ltd.........................   6,900     43,500
    Goldcrest Co., Ltd...................................   8,910    153,312
    Goldwin, Inc.........................................   2,600    184,982
    Golf Digest Online, Inc..............................   6,700     57,942
    Grandy House Corp....................................   4,900     21,373
    GS Yuasa Corp........................................ 193,000    903,499
    GSI Creos Corp.......................................   2,900     41,054
    G-Tekt Corp..........................................  10,200    177,182
    GungHo Online Entertainment, Inc.....................  55,900    119,343
    Gunma Bank, Ltd. (The)............................... 114,300    608,589
*   Gunosy, Inc..........................................   3,100     50,842
    Gunze, Ltd...........................................   5,800    344,777
    Gurunavi, Inc........................................  21,300    192,444
    H2O Retailing Corp...................................  31,025    496,784
    HABA Laboratories, Inc...............................   1,100    104,489
    Hachijuni Bank, Ltd. (The)........................... 118,000    520,218
    Hagihara Industries, Inc.............................   3,600     62,693
    Hagiwara Electric Holdings Co., Ltd..................   2,600     72,883
    Hakudo Co., Ltd......................................   3,600     69,928
    Hakuhodo DY Holdings, Inc............................  37,500    575,815
    Hakuto Co., Ltd......................................   5,400     77,230
    Halows Co., Ltd......................................   3,100     71,559
    Hamakyorex Co., Ltd..................................   8,400    291,272
    Hamamatsu Photonics KK...............................  10,100    428,659
    Handsman Co., Ltd....................................   1,000     11,621
    HANEDA ZENITH HOLDINGS Co., Ltd......................  15,100     44,052
    Hankyu Hanshin Holdings, Inc.........................  37,800  1,505,362
    Hanwa Co., Ltd.......................................  15,400    589,928
    Happinet Corp........................................   8,600    119,092

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Harada Industry Co., Ltd.............................   4,200 $   30,887
    Hard Off Corp. Co., Ltd..............................   2,400     21,725
    Harima Chemicals Group, Inc..........................   5,200     39,933
    Harmonic Drive Systems, Inc..........................   3,100    122,571
    Haruyama Holdings, Inc...............................   2,400     22,086
    Haseko Corp..........................................  72,900    967,363
    Havix Corp...........................................   1,800     13,064
    Hayashikane Sangyo Co., Ltd..........................   3,600     23,641
    Hazama Ando Corp..................................... 105,720    839,821
    Heiwa Corp...........................................  23,300    522,646
    Heiwa Real Estate Co., Ltd...........................  13,700    246,740
    Heiwado Co., Ltd.....................................  13,400    343,013
    Helios Techno Holdings Co., Ltd......................   1,700     11,535
    Hibino Corp..........................................   2,100     26,339
    Hiday Hidaka Corp....................................   7,165    152,665
    Hikari Tsushin, Inc..................................   4,000    672,203
    HI-LEX Corp..........................................   4,500    111,904
    Hino Motors, Ltd.....................................  68,200    770,539
    Hinokiya Group Co., Ltd..............................   2,000     56,032
    Hioki EE Corp........................................   2,200     89,657
    Hirakawa Hewtech Corp................................   4,300     53,555
    Hiramatsu, Inc.......................................  15,900     69,034
#   Hirata Corp..........................................   4,800    321,275
    Hirose Electric Co., Ltd.............................     735     89,619
    Hiroshima Bank, Ltd. (The)...........................  95,300    655,801
    Hiroshima Gas Co., Ltd...............................  10,500     35,729
    HIS Co., Ltd.........................................  16,500    499,016
    Hisamitsu Pharmaceutical Co., Inc....................   1,300     95,162
    Hitachi Capital Corp.................................  35,100    937,955
    Hitachi Chemical Co., Ltd............................  26,600    526,765
    Hitachi Construction Machinery Co., Ltd..............  30,800    990,594
    Hitachi High-Technologies Corp.......................  13,900    567,679
    Hitachi Metals, Ltd..................................  48,410    524,633
    Hitachi Transport System, Ltd........................  20,000    547,006
    Hitachi Zosen Corp...................................  72,500    339,867
    Hitachi, Ltd......................................... 786,000  5,494,736
    Hitachi, Ltd., ADR...................................  10,080    706,054
    Hito Communications, Inc.............................   3,400     54,698
    Hochiki Corp.........................................   8,900    166,201
    Hodogaya Chemical Co., Ltd...........................   2,800     82,078
    Hogy Medical Co., Ltd................................   7,000    242,297
    Hokkaido Electric Power Co., Inc.....................  52,700    340,107
    Hokkaido Gas Co., Ltd................................  22,000     60,792
    Hokkan Holdings, Ltd.................................  15,000     50,033
    Hokko Chemical Industry Co., Ltd.....................   7,000     38,247
    Hokkoku Bank, Ltd. (The).............................  11,200    473,230
    Hokuetsu Bank, Ltd. (The)............................   7,900    168,241
    Hokuetsu Corp........................................  59,000    329,941
    Hokuetsu Industries Co., Ltd.........................  10,500    102,331
    Hokuhoku Financial Group, Inc........................  47,200    680,035
    Hokuriku Electric Industry Co., Ltd..................   2,500     28,520
*   Hokuriku Electric Power Co...........................  50,300    528,017
    Hokuriku Electrical Construction Co., Ltd............   3,900     37,421
    Hokuto Corp..........................................   7,500    133,431
    Honda Motor Co., Ltd., Sponsored ADR.................  37,467  1,148,738
    Honda Motor Co., Ltd................................. 249,900  7,629,606
    Honda Tsushin Kogyo Co., Ltd.........................   8,200     61,768
    H-One Co., Ltd.......................................   8,000     91,792
    Honeys Holdings Co., Ltd.............................   6,600     62,104

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Honshu Chemical Industry Co., Ltd....................   2,600 $   26,320
    Hoosiers Holdings....................................  16,300    112,171
    Horiba, Ltd..........................................   9,700    669,538
    Hoshizaki Corp.......................................   4,100    412,951
    Hosokawa Micron Corp.................................   3,600    234,651
    Hotland Co., Ltd.....................................   2,900     32,179
    House Foods Group, Inc...............................  14,400    455,627
    Howa Machinery, Ltd..................................   4,600     39,053
    Hoya Corp............................................  16,300    980,848
    Hulic Co., Ltd.......................................  13,600    133,468
    Hyakugo Bank, Ltd. (The)............................. 108,000    457,872
    Hyakujushi Bank, Ltd. (The)..........................  98,000    318,756
    I K K, Inc...........................................   5,400     40,624
    I.K Co., Ltd.........................................     900     17,215
    Ibiden Co., Ltd......................................  48,100    792,098
    IBJ Leasing Co., Ltd.................................  14,500    373,412
    IBJ, Inc.............................................   4,300     25,371
    Ichibanya Co., Ltd...................................   3,500    149,764
    Ichigo, Inc..........................................  67,800    302,489
    Ichiken Co., Ltd.....................................   2,700     63,327
    Ichikoh Industries, Ltd..............................  24,000    318,961
    Ichinen Holdings Co., Ltd............................  11,100    145,662
    Ichiyoshi Securities Co., Ltd........................  16,900    165,970
    Idec Corp............................................   7,200    144,627
    Idemitsu Kosan Co., Ltd..............................  55,100  2,481,996
    IDOM, Inc............................................  39,200    143,126
    IHI Corp.............................................  46,300  1,626,067
    Iida Group Holdings Co., Ltd.........................  26,616    522,022
    Iino Kaiun Kaisha, Ltd...............................  42,200    200,049
    IJT Technology Holdings Co., Ltd.....................  10,900     82,109
    Ikegami Tsushinki Co., Ltd...........................  22,000     29,413
    Imagica Robot Holdings, Inc..........................   7,800     64,959
    Imasen Electric Industrial...........................   6,800     70,582
    Imperial Hotel, Ltd..................................     600     10,736
    Imuraya Group Co., Ltd...............................     800     25,708
    Inaba Denki Sangyo Co., Ltd..........................   8,000    337,616
    Inaba Seisakusho Co., Ltd............................   4,100     49,727
    Inabata & Co., Ltd...................................  19,300    284,678
    Inageya Co., Ltd.....................................   2,600     42,298
    Ines Corp............................................   8,100     86,256
    I-Net Corp...........................................   5,330     94,341
    Infocom Corp.........................................   6,900    189,307
    Infomart Corp........................................  34,000    426,567
    Information Services International-Dentsu, Ltd.......   5,400    156,104
    Innotech Corp........................................   9,600    124,850
    Intage Holdings, Inc.................................  18,500    192,184
    Intelligent Wave, Inc................................   1,900     12,255
    Internet Initiative Japan, Inc.......................  15,200    296,857
    Inui Global Logistics Co., Ltd.......................   4,700     44,578
    I-O Data Device, Inc.................................   1,900     19,567
    Iriso Electronics Co., Ltd...........................   6,400    375,064
    Ise Chemicals Corp...................................     600     16,986
    Iseki & Co., Ltd.....................................   8,000    146,850
    Isetan Mitsukoshi Holdings, Ltd......................  62,500    755,300
*   Ishihara Sangyo Kaisha, Ltd..........................  13,900    171,050
    Ishizuka Glass Co., Ltd..............................   1,100     23,618
    Istyle, Inc..........................................  11,200    143,919
    Isuzu Motors, Ltd.................................... 140,700  1,904,054
*   ITbook Co., Ltd......................................   2,500     12,254

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Ito En, Ltd..........................................   9,800 $  437,896
    ITOCHU Corp..........................................  65,300  1,159,493
    Itochu Enex Co., Ltd.................................  26,300    256,000
    Itochu Techno-Solutions Corp.........................  22,400    426,790
    Itochu-Shokuhin Co., Ltd.............................   1,800     97,344
    Itoham Yonekyu Holdings, Inc.........................  39,268    319,515
    Itoki Corp...........................................  15,800     88,240
    IwaiCosmo Holdings, Inc..............................   7,200     94,917
    Iwaki & Co., Ltd.....................................  15,000     67,492
    Iwasaki Electric Co., Ltd............................   3,700     53,821
    Iwatani Corp.........................................  22,500    762,118
    Iyo Bank, Ltd. (The).................................  86,643    598,022
    Izumi Co., Ltd.......................................   6,200    374,071
*   Izutsuya Co., Ltd....................................   7,100     21,051
    J Front Retailing Co., Ltd...........................  68,000    996,821
    J Trust Co., Ltd.....................................  27,100    216,293
    JAC Recruitment Co., Ltd.............................   5,000    107,133
    Jaccs Co., Ltd.......................................  11,000    239,942
    Jalux, Inc...........................................   3,000     84,519
    Jamco Corp...........................................   5,300    117,367
    Janome Sewing Machine Co., Ltd.......................   8,100     51,199
    Japan Airlines Co., Ltd..............................  19,900    734,598
    Japan Airport Terminal Co., Ltd......................   7,200    342,624
    Japan Asia Group, Ltd................................   9,300     39,341
*   Japan Asset Marketing Co., Ltd.......................  40,100     45,606
    Japan Aviation Electronics Industry, Ltd.............  31,000    536,262
    Japan Cash Machine Co., Ltd..........................   5,600     61,159
*   Japan Display, Inc................................... 339,600    438,907
    Japan Electronic Materials Corp......................   1,400      9,826
    Japan Exchange Group, Inc............................  41,000    729,319
    Japan Investment Adviser Co., Ltd....................   3,700    173,621
    Japan Lifeline Co., Ltd..............................  14,800    319,928
    Japan Material Co., Ltd..............................  21,100    295,400
    Japan Meat Co., Ltd..................................   4,100     77,397
    Japan Medical Dynamic Marketing, Inc.................  10,700    101,477
    Japan Oil Transportation Co., Ltd....................   1,000     28,385
    Japan Post Holdings Co., Ltd.........................  64,700    713,367
    Japan Property Management Center Co., Ltd............   3,900     46,711
    Japan Pulp & Paper Co., Ltd..........................   4,200    181,582
    Japan Securities Finance Co., Ltd....................  44,800    250,205
    Japan Steel Works, Ltd. (The)........................  25,000    616,360
    Japan Tobacco, Inc...................................  59,500  1,693,352
    Japan Transcity Corp.................................  13,600     69,799
    Japan Wool Textile Co., Ltd. (The)...................  25,000    219,319
    JBCC Holdings, Inc...................................   3,900     46,028
    JCU Corp.............................................  10,000    261,404
    Jeol, Ltd............................................   8,000     79,716
    JFE Holdings, Inc....................................  79,832  1,622,209
    JGC Corp.............................................  26,400    512,273
*   JIG-SAW, Inc.........................................     900     24,726
    Jimoto Holdings, Inc.................................  49,800     74,534
    JINS, Inc............................................   4,900    276,493
    JK Holdings Co., Ltd.................................   5,200     40,491
    JMS Co., Ltd.........................................   5,000     30,449
    Joban Kosan Co., Ltd.................................   2,100     35,131
    J-Oil Mills, Inc.....................................   4,500    153,505
    Joshin Denki Co., Ltd................................   8,000    242,605
    JP-Holdings, Inc.....................................  16,300     52,272
    JSP Corp.............................................   5,400    137,503

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    JSR Corp.............................................  35,200 $  676,819
    JTEKT Corp...........................................  79,300  1,150,001
    Juki Corp............................................  17,000    177,250
    Juroku Bank, Ltd. (The)..............................  13,600    369,827
    Justsystems Corp.....................................   8,400    170,378
    JVC Kenwood Corp.....................................  47,000    131,892
    JXTG Holdings, Inc................................... 684,968  5,021,775
    kabu.com Securities Co., Ltd.........................  59,300    197,320
*   Kadokawa Dwango......................................  25,043    266,607
    Kadoya Sesame Mills, Inc.............................     200     10,570
    Kaga Electronics Co., Ltd............................   6,400    143,001
    Kajima Corp.......................................... 278,000  2,169,047
    Kakaku.com, Inc......................................  19,300    406,469
    Kaken Pharmaceutical Co., Ltd........................  15,400    798,975
    Kakiyasu Honten Co., Ltd.............................   1,700     40,086
    Kameda Seika Co., Ltd................................   4,000    204,518
    Kamei Corp...........................................  10,900    152,861
    Kamigumi Co., Ltd....................................  31,500    659,922
    Kanaden Corp.........................................   7,200     84,497
    Kanagawa Chuo Kotsu Co., Ltd.........................   2,000     68,543
    Kanamic Network Co., Ltd.............................   1,200     22,270
    Kanamoto Co., Ltd....................................  16,800    523,843
    Kandenko Co., Ltd....................................  37,000    385,330
    Kaneka Corp..........................................  89,000    783,419
    Kaneko Seeds Co., Ltd................................   1,000     14,463
    Kanematsu Corp.......................................  42,800    617,145
    Kanematsu Electronics, Ltd...........................   6,200    203,160
    Kansai Electric Power Co., Inc. (The)................  37,800    538,100
*   Kansai Mirai Financial Group, Inc....................  37,123    309,950
    Kansai Paint Co., Ltd................................  17,000    391,208
    Kansai Super Market, Ltd.............................   2,500     26,580
    Kanto Denka Kogyo Co., Ltd...........................  31,300    293,832
    Kao Corp.............................................  13,800  1,008,117
    Kappa Create Co., Ltd................................   1,700     20,701
    Kasai Kogyo Co., Ltd.................................  13,400    167,705
    Katakura & Co-op Agri Corp...........................   1,800     19,063
    Kato Sangyo Co., Ltd.................................   5,700    193,566
    Kato Works Co., Ltd..................................   4,200    113,484
    KAWADA TECHNOLOGIES, Inc.............................   1,700    107,679
    Kawagishi Bridge Works Co., Ltd......................     800     30,051
    Kawai Musical Instruments Manufacturing Co., Ltd.....   4,300    184,208
    Kawasaki Heavy Industries, Ltd.......................  33,000    970,298
#*  Kawasaki Kisen Kaisha, Ltd...........................  36,700    666,475
    KDDI Corp............................................ 114,600  3,190,102
    KeePer Technical Laboratory Co., Ltd.................     900      9,733
    Keihan Holdings Co., Ltd.............................  31,200  1,136,079
    Keihanshin Building Co., Ltd.........................  12,700    105,788
    Keihin Co., Ltd......................................   2,900     42,806
    Keihin Corp..........................................  23,500    485,191
    Keikyu Corp..........................................  12,600    206,297
    Keio Corp............................................   6,000    294,654
    Keisei Electric Railway Co., Ltd.....................  14,800    492,803
    Keiyo Bank, Ltd. (The)...............................  99,000    436,962
    Keiyo Co., Ltd.......................................  11,600     55,809
    KEL Corp.............................................   1,500     15,956
    Kenko Mayonnaise Co., Ltd............................   6,200    190,253
    Kewpie Corp..........................................  51,100  1,270,860
    Key Coffee, Inc......................................   4,400     84,350
    Keyence Corp.........................................     904    478,187

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    KFC Holdings Japan, Ltd..............................   8,000 $  142,331
*   KI Holdings Co., Ltd.................................   8,000     33,585
    Kikkoman Corp........................................   3,900    185,097
    King Jim Co., Ltd....................................   1,800     16,713
*   Kinki Sharyo Co., Ltd. (The).........................   1,700     37,217
*   Kintetsu Department Store Co., Ltd...................   1,300     46,377
    Kintetsu Group Holdings Co., Ltd.....................   9,200    366,106
    Kintetsu World Express, Inc..........................  20,100    405,558
    Kirin Holdings Co., Ltd..............................  83,740  2,143,861
    Kirindo Holdings Co., Ltd............................   3,500     71,247
    Ki-Star Real Estate Co., Ltd.........................   2,900     71,480
    Kitagawa Corp........................................   4,400    106,139
    Kita-Nippon Bank, Ltd. (The).........................   2,800     65,523
    Kitano Construction Corp.............................  18,000     64,380
    Kitanotatsujin Corp..................................  22,800    128,542
    Kito Corp............................................  13,800    257,880
    Kitz Corp............................................  32,800    290,473
    Kiyo Bank, Ltd. (The)................................  29,200    492,641
    KLab, Inc............................................  15,600    179,798
    Koa Corp.............................................  14,500    318,256
    Koatsu Gas Kogyo Co., Ltd............................  10,700     89,654
    Kobayashi Pharmaceutical Co., Ltd....................   5,200    434,097
    Kobe Bussan Co., Ltd.................................   5,000    247,101
*   Kobe Electric Railway Co., Ltd.......................   1,000     35,746
    Kobe Steel, Ltd...................................... 188,000  1,852,791
    Kobelco Eco-Solutions Co., Ltd.......................   1,200     20,159
    Kohnan Shoji Co., Ltd................................  11,700    255,771
    Kohsoku Corp.........................................   4,100     50,132
    Koito Manufacturing Co., Ltd.........................  19,000  1,223,884
*   Kojima Co., Ltd......................................  13,400     64,391
    Kokusai Co., Ltd.....................................   3,100     24,391
    Kokuyo Co., Ltd......................................  23,100    391,447
    KOMAIHALTEC, Inc.....................................   1,200     26,123
    Komatsu Wall Industry Co., Ltd.......................   3,200     65,594
    Komatsu, Ltd.........................................  57,300  1,693,106
    KOMEDA Holdings Co., Ltd.............................  15,900    305,472
    Komehyo Co., Ltd.....................................   2,200     37,646
    Komeri Co., Ltd......................................  12,800    305,347
    Konaka Co., Ltd......................................   7,400     34,467
    Konami Holdings Corp.................................  14,600    686,913
    Kondotec, Inc........................................   4,500     41,259
    Konica Minolta, Inc.................................. 122,200  1,097,026
    Konishi Co., Ltd.....................................  12,400    205,564
    Konoike Transport Co., Ltd...........................  11,000    175,074
    Konoshima Chemical Co., Ltd..........................   4,600     31,848
    Kosaido Co., Ltd.....................................   5,600     26,596
    Kose Corp............................................   2,600    498,364
    Kosei Securities Co., Ltd. (The).....................   2,500     26,895
    Koshidaka Holdings Co., Ltd..........................  16,100    185,627
    Kotobuki Spirits Co., Ltd............................   7,200    336,637
    Kourakuen Holdings Corp..............................   3,500     50,658
    Krosaki Harima Corp..................................   2,900    217,852
    KRS Corp.............................................   2,700     73,616
    K's Holdings Corp....................................  71,020    799,610
    KU Holdings Co., Ltd.................................   4,600     38,743
    Kubota Corp., Sponsored ADR..........................   4,000    336,380
    Kubota Corp..........................................  19,000    318,973
    Kumagai Gumi Co., Ltd................................  17,700    619,895
    Kumiai Chemical Industry Co., Ltd....................  28,170    255,394

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Kura Corp............................................   4,200 $  253,513
    Kurabo Industries, Ltd...............................  76,000    237,789
    Kuraray Co., Ltd..................................... 104,400  1,475,577
    Kureha Corp..........................................   7,800    537,585
    Kurimoto, Ltd........................................   5,100     96,137
    Kurita Water Industries, Ltd.........................  22,500    658,139
    Kuriyama Holdings Corp...............................   4,200     75,623
    Kusuri no Aoki Holdings Co., Ltd.....................   3,900    286,281
    KYB Corp.............................................   9,400    441,635
    Kyoden Co., Ltd......................................  11,300     55,633
    Kyodo Printing Co., Ltd..............................   2,900     78,819
    Kyoei Steel, Ltd.....................................   9,400    184,034
    Kyokuto Kaihatsu Kogyo Co., Ltd......................  11,700    191,842
    Kyokuto Securities Co., Ltd..........................  10,000    135,267
    Kyokuyo Co., Ltd.....................................   4,400    137,269
    KYORIN Holdings, Inc.................................  14,300    291,165
    Kyoritsu Maintenance Co., Ltd........................  13,920    691,146
    Kyoritsu Printing Co., Ltd...........................  13,500     45,319
    Kyosan Electric Manufacturing Co., Ltd...............  17,100    105,918
    Kyowa Electronic Instruments Co., Ltd................   4,600     17,757
    Kyowa Exeo Corp......................................  30,500    826,477
    Kyowa Hakko Kirin Co., Ltd...........................   3,600     68,401
    Kyowa Leather Cloth Co., Ltd.........................   5,300     48,037
    Kyudenko Corp........................................  15,000    600,828
    Kyushu Electric Power Co., Inc.......................  24,000    282,831
    Kyushu Financial Group, Inc..........................  99,050    507,418
    Kyushu Railway Co....................................   8,900    273,534
    LAC Co., Ltd.........................................   4,700     73,463
    Lacto Japan Co., Ltd.................................   1,600     92,455
    Lasertec Corp........................................  15,000    444,675
    Lawson, Inc..........................................   7,000    420,349
    LEC, Inc.............................................   6,200    266,050
    Leopalace21 Corp..................................... 142,300    781,924
    Life Corp............................................   8,800    210,165
    LIFULL Co., Ltd......................................  15,600     97,997
    Like Co., Ltd........................................   2,500     36,399
    Linical Co., Ltd.....................................   3,300     73,462
    Link And Motivation, Inc.............................  11,500    130,561
    Lintec Corp..........................................  16,400    481,425
    Lion Corp............................................  36,000    651,836
*   Litalico, Inc........................................   1,300     20,418
    LIXIL Group Corp.....................................  53,300  1,092,547
    Lonseal Corp.........................................     400      7,526
    Look Holdings, Inc...................................   3,000     36,832
    Luckland Co., Ltd....................................   1,000     24,620
*   M&A Capital Partners Co., Ltd........................   2,600    163,939
    M3, Inc..............................................   8,600    327,929
    Mabuchi Motor Co., Ltd...............................   8,800    433,579
    Macnica Fuji Electronics Holdings, Inc...............  17,050    288,687
    Maeda Corp...........................................  54,000    634,682
    Maeda Kosen Co., Ltd.................................  12,000    231,352
    Maeda Road Construction Co., Ltd.....................  21,800    421,716
    Maezawa Industries, Inc..............................   5,000     20,681
    Makino Milling Machine Co., Ltd......................  48,000    387,888
    Makita Corp..........................................  11,200    503,844
    Mamezou Holdings Co., Ltd............................   9,500     87,161
    Mamiya-Op Co., Ltd...................................   2,700     25,360
    Mandom Corp..........................................   6,000    187,530
    Mani, Inc............................................   5,600    241,357

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Marubeni Corp........................................ 144,100 $1,100,156
    Marubun Corp.........................................   5,500     40,869
    Marudai Food Co., Ltd................................  49,000    209,346
    Marufuji Sheet Piling Co., Ltd.......................     300      7,242
    Maruha Nichiro Corp..................................  25,800    959,857
    Marui Group Co., Ltd.................................  51,800  1,029,221
    Maruichi Steel Tube, Ltd.............................  13,600    468,601
    Maruka Machinery Co., Ltd............................   2,500     45,921
    Marusan Securities Co., Ltd..........................   8,700     72,882
    Maruwa Co., Ltd......................................   3,400    262,015
    Maruwa Unyu Kikan Co., Ltd...........................   5,200    175,983
    Maruyama Manufacturing Co., Inc......................   1,400     23,166
*   Maruzen CHI Holdings Co., Ltd........................   3,700     12,280
    Maruzen Showa Unyu Co., Ltd..........................  20,000     95,526
    Marvelous, Inc.......................................  13,000     99,079
    Matsuda Sangyo Co., Ltd..............................   5,700     82,333
    Matsui Construction Co., Ltd.........................   7,200     61,308
    Matsui Securities Co., Ltd...........................  17,600    175,585
    Matsumotokiyoshi Holdings Co., Ltd...................  18,800    815,330
    Matsuya Co., Ltd.....................................   5,100     63,437
    Matsuya Foods Co., Ltd...............................   4,400    145,282
    Max Co., Ltd.........................................  12,000    170,486
    Maxell Holdings, Ltd.................................  14,300    235,910
    Maxvalu Tokai Co., Ltd...............................   2,100     46,044
    Mazda Motor Corp..................................... 134,900  1,683,329
    McDonald's Holdings Co. Japan, Ltd...................   1,300     62,163
    MCJ Co., Ltd.........................................  39,400    291,248
    Mebuki Financial Group, Inc.......................... 195,080    697,053
    MEC Co., Ltd.........................................   6,900    141,730
    Media Do Holdings Co., Ltd...........................   2,100     43,388
*   Medical Data Vision Co., Ltd.........................   4,200     63,290
    Medical System Network Co., Ltd......................  10,600     43,286
    Medipal Holdings Corp................................  22,800    463,601
    Medius Holdings Co., Ltd.............................   2,700     23,621
    Megachips Corp.......................................   9,800    223,785
    Megmilk Snow Brand Co., Ltd..........................  26,300    656,219
    Meidensha Corp.......................................  94,000    353,769
    Meiji Electric Industries Co., Ltd...................   1,200     21,830
    MEIJI Holdings Co., Ltd..............................  14,274  1,122,458
    Meiji Shipping Co., Ltd..............................   7,600     28,067
    Meiko Electronics Co., Ltd...........................  15,900    332,567
    Meiko Network Japan Co., Ltd.........................  11,300    114,272
    Meisei Industrial Co., Ltd...........................  10,800     87,243
    Meitec Corp..........................................   9,700    481,810
    Meiwa Corp...........................................   7,500     32,616
    Meiwa Estate Co., Ltd................................   4,600     28,198
    Menicon Co., Ltd.....................................  13,300    342,507
    Mercuria Investment Co., Ltd.........................   3,900     38,650
    Mesco, Inc...........................................   1,800     20,312
    METAWATER Co., Ltd...................................   4,700    138,334
    Michinoku Bank, Ltd. (The)...........................   7,500    120,176
    Mie Kotsu Group Holdings, Inc........................  27,500    144,456
    Mikuni Corp..........................................  11,600     64,565
    Milbon Co., Ltd......................................   6,992    345,365
    Mimaki Engineering Co., Ltd..........................   6,800     55,826
    Mimasu Semiconductor Industry Co., Ltd...............   8,400    141,896
    Minebea Mitsumi, Inc................................. 115,375  2,070,648
    Ministop Co., Ltd....................................   5,200     98,499
    Miraca Holdings, Inc.................................  30,200    877,678

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES    VALUE>>
                                                              --------- ----------
JAPAN -- (Continued)
    Mirait Holdings Corp.....................................    21,780 $  335,110
    Miroku Jyoho Service Co., Ltd............................     6,800    164,167
    Misawa Homes Co., Ltd....................................    10,500     91,874
    MISUMI Group, Inc........................................    19,500    498,202
    Mitachi Co., Ltd.........................................     1,300     10,582
    Mitani Corp..............................................     3,700    172,440
    Mitani Sangyo Co., Ltd...................................     3,300     10,287
    Mitani Sekisan Co., Ltd..................................     1,200     29,148
    Mito Securities Co., Ltd.................................    29,500    103,206
    Mitsuba Corp.............................................    16,600    143,356
    Mitsubishi Chemical Holdings Corp........................   434,200  3,803,354
    Mitsubishi Corp..........................................    90,400  2,526,954
    Mitsubishi Electric Corp.................................   270,400  3,673,850
    Mitsubishi Estate Co., Ltd...............................    71,900  1,247,652
    Mitsubishi Gas Chemical Co., Inc.........................    46,500  1,038,948
    Mitsubishi Heavy Industries, Ltd.........................    47,350  1,778,045
    Mitsubishi Kakoki Kaisha, Ltd............................     3,500     65,248
    Mitsubishi Logisnext Co., Ltd............................    17,600    217,262
    Mitsubishi Logistics Corp................................    18,500    423,230
    Mitsubishi Materials Corp................................    44,800  1,274,007
    Mitsubishi Motors Corp...................................    89,500    684,219
    Mitsubishi Paper Mills, Ltd..............................    14,500     84,466
    Mitsubishi Pencil Co., Ltd...............................     6,800    131,267
    Mitsubishi Research Institute, Inc.......................     3,300    127,376
    Mitsubishi Shokuhin Co., Ltd.............................     6,300    168,804
    Mitsubishi Tanabe Pharma Corp............................    25,000    468,739
    Mitsubishi UFJ Financial Group, Inc., Sponsored ADR......   398,245  2,437,259
    Mitsubishi UFJ Financial Group, Inc......................   453,700  2,784,296
    Mitsubishi UFJ Lease & Finance Co., Ltd..................   184,600  1,119,531
    Mitsuboshi Belting, Ltd..................................    18,000    222,727
    Mitsui Chemicals, Inc....................................    49,600  1,335,882
*   Mitsui E&S Holdings Co., Ltd.............................    34,100    488,548
    Mitsui Fudosan Co., Ltd..................................    34,000    812,998
    Mitsui High-Tec, Inc.....................................     8,800    113,515
    Mitsui Home Co., Ltd.....................................    13,000     90,165
    Mitsui Matsushima Co., Ltd...............................     4,400     62,414
    Mitsui Mining & Smelting Co., Ltd........................    33,100  1,310,948
    Mitsui OSK Lines, Ltd....................................    37,100    962,657
    Mitsui Sugar Co., Ltd....................................     4,500    136,595
*   Mitsui-Soko Holdings Co., Ltd............................    53,000    168,181
    Miura Co., Ltd...........................................     3,200     83,975
    Mixi, Inc................................................    24,200    637,292
    Miyaji Engineering Group, Inc............................     2,200     39,620
    Miyazaki Bank, Ltd. (The)................................     7,400    224,645
    Miyoshi Oil & Fat Co., Ltd...............................     3,300     40,758
    Mizuho Financial Group, Inc.............................. 2,047,455  3,559,070
    Mizuho Financial Group, Inc., ADR........................     5,047     17,362
    Mizuno Corp..............................................     5,400    177,485
    Mobile Factory, Inc......................................     2,000     31,453
    Mochida Pharmaceutical Co., Ltd..........................     3,200    231,916
    Modec, Inc...............................................     7,700    215,166
    Monex Group, Inc.........................................    79,000    393,801
    Monogatari Corp. (The)...................................     2,400    221,239
    MonotaRO Co., Ltd........................................    12,400    624,486
    MORESCO Corp.............................................     5,600     85,552
    Morinaga & Co., Ltd......................................     9,800    454,683
    Morinaga Milk Industry Co., Ltd..........................    19,900    656,115
    Morita Holdings Corp.....................................    11,100    226,911
    Morito Co., Ltd..........................................     7,000     58,650

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Morozoff, Ltd........................................     900 $   54,172
*   Morpho, Inc..........................................     700     17,975
    Mory Industries, Inc.................................   1,600     49,160
    MrMax Holdings, Ltd..................................   8,300     47,783
    MS&AD Insurance Group Holdings, Inc..................  42,713  1,308,285
    MTI, Ltd.............................................  18,200    101,381
    Mugen Estate Co., Ltd................................   8,500     82,840
    m-up, Inc............................................   2,000     42,228
    Murata Manufacturing Co., Ltd........................  10,013  1,752,032
    Musashi Seimitsu Industry Co., Ltd...................  13,600    462,969
    Musashino Bank, Ltd. (The)...........................  12,400    383,635
*   Mynet, Inc...........................................   2,900     31,008
    N Field Co., Ltd.....................................   3,400     51,732
    Nabtesco Corp........................................  16,300    508,866
    NAC Co., Ltd.........................................   6,500     57,092
    Nachi-Fujikoshi Corp.................................   8,200    383,748
    Nadex Co., Ltd.......................................   1,800     16,896
    Nagaileben Co., Ltd..................................   2,000     53,051
    Nagano Bank, Ltd. (The)..............................   3,600     59,577
    Nagase & Co., Ltd....................................  45,600    739,857
    Nagatanien Holdings Co., Ltd.........................   7,000     94,660
    Nagawa Co., Ltd......................................   1,800     74,125
    Nagoya Railroad Co., Ltd.............................  24,400    612,418
    Naigai Tec Corp......................................     800     17,582
    Naigai Trans Line, Ltd...............................   1,700     23,023
    Nakabayashi Co., Ltd.................................   7,700     47,634
*   Nakamura Choukou Co., Ltd............................   2,500     48,657
    Nakamuraya Co., Ltd..................................     892     39,593
    Nakanishi, Inc.......................................  12,600    263,630
    Nakano Corp..........................................   8,000     50,783
    Nakayama Steel Works, Ltd............................   9,500     55,817
    Nankai Electric Railway Co., Ltd.....................  15,000    412,425
    Nanto Bank, Ltd. (The)...............................  12,400    323,870
    Narasaki Sangyo Co., Ltd.............................   6,000     22,332
    Natori Co., Ltd......................................   2,300     38,083
    NEC Capital Solutions, Ltd...........................   4,800     81,278
    NEC Corp.............................................  70,400  1,955,771
    NEC Networks & System Integration Corp...............   8,200    197,404
    NET One Systems Co., Ltd.............................  30,700    670,065
*   New Japan Chemical Co., Ltd..........................   8,500     17,874
*   New Japan Radio Co., Ltd.............................   7,500     53,357
*   Nexon Co., Ltd.......................................  32,200    463,959
    Nextage Co., Ltd.....................................  10,700     78,760
    Nexyz Group Corp.....................................   1,800     27,571
    NGK Insulators, Ltd..................................  55,900    981,689
    NGK Spark Plug Co., Ltd..............................  42,600  1,230,148
    NH Foods, Ltd........................................  23,200    923,616
    NHK Spring Co., Ltd.................................. 127,600  1,276,291
    Nicca Chemical Co., Ltd..............................   1,000     11,833
    Nice Holdings, Inc...................................   2,400     28,746
    Nichias Corp.........................................  65,000    804,755
    Nichiban Co., Ltd....................................   2,500     67,182
    Nichiha Corp.........................................  14,700    541,040
    NichiiGakkan Co., Ltd................................  27,000    305,483
    Nichi-iko Pharmaceutical Co., Ltd....................  22,700    323,084
    Nichimo Co., Ltd.....................................     700     10,772
    Nichirei Corp........................................  48,500  1,127,479
    Nichirin Co., Ltd....................................   5,330    115,857
    Nidec Corp...........................................   3,618    525,574

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Nidec Corp., Sponsored ADR...........................   8,634 $  313,112
    Nifco, Inc...........................................  28,400    858,388
    Nihon Chouzai Co., Ltd...............................   3,860    102,594
    Nihon Dempa Kogyo Co., Ltd...........................   9,500     44,766
    Nihon Denkei Co., Ltd................................     800     12,275
    Nihon Flush Co., Ltd.................................   2,300     48,810
    Nihon House Holdings Co., Ltd........................  21,800    114,534
    Nihon Kohden Corp....................................  14,100    381,108
    Nihon M&A Center, Inc................................  24,400    651,113
    Nihon Nohyaku Co., Ltd...............................  18,500    112,537
    Nihon Parkerizing Co., Ltd...........................  28,200    418,939
    Nihon Plast Co., Ltd.................................   7,300     67,559
    Nihon Tokushu Toryo Co., Ltd.........................   3,600     74,812
    Nihon Trim Co., Ltd..................................   1,000     52,314
    Nihon Unisys, Ltd....................................  38,200    881,762
    Nihon Yamamura Glass Co., Ltd........................  33,000     57,223
    Nikkiso Co., Ltd.....................................  25,800    271,096
    Nikkon Holdings Co., Ltd.............................  23,900    647,803
    Nikon Corp...........................................  37,000    624,596
    Nintendo Co., Ltd....................................     300    101,456
    Nippi, Inc...........................................   1,200     42,422
    Nippo Corp...........................................  23,000    433,157
    Nippon Air Conditioning Services Co., Ltd............   7,000     52,154
    Nippon Aqua Co., Ltd.................................   8,700     28,340
    Nippon Carbide Industries Co., Inc...................   3,200     56,810
    Nippon Chemi-Con Corp................................   5,800    203,010
    Nippon Chemiphar Co., Ltd............................     900     37,324
    Nippon Coke & Engineering Co., Ltd...................  81,900     86,592
    Nippon Commercial Development Co., Ltd...............   5,200     86,301
    Nippon Concept Corp..................................   1,700     20,780
    Nippon Concrete Industries Co., Ltd..................  25,800     77,679
    Nippon Denko Co., Ltd................................  44,800    133,453
    Nippon Densetsu Kogyo Co., Ltd.......................  13,600    280,615
    Nippon Electric Glass Co., Ltd.......................  22,600    730,440
    Nippon Express Co., Ltd..............................  20,900  1,368,092
    Nippon Filcon Co., Ltd...............................   3,500     19,167
    Nippon Flour Mills Co., Ltd..........................  23,300    394,152
    Nippon Gas Co., Ltd..................................  13,200    639,958
    Nippon Hume Corp.....................................   8,800     72,710
    Nippon Kayaku Co., Ltd...............................  49,200    561,054
    Nippon Kinzoku Co., Ltd..............................   2,600     47,396
    Nippon Kodoshi Corp..................................   3,900    105,830
    Nippon Koei Co., Ltd.................................   5,600    154,181
    Nippon Koshuha Steel Co., Ltd........................   4,600     32,862
    Nippon Light Metal Holdings Co., Ltd................. 317,600    717,474
    Nippon Paint Holdings Co., Ltd.......................  18,400    804,118
    Nippon Paper Industries Co., Ltd.....................  44,100    722,516
    Nippon Parking Development Co., Ltd..................  73,000    115,587
    Nippon Pillar Packing Co., Ltd.......................   8,200    111,847
    Nippon Piston Ring Co., Ltd..........................   3,700     72,843
    Nippon Road Co., Ltd. (The)..........................   2,700    145,274
    Nippon Seisen Co., Ltd...............................   1,200     51,075
*   Nippon Sharyo, Ltd...................................  47,000    127,259
    Nippon Sheet Glass Co., Ltd..........................  30,200    316,149
    Nippon Shokubai Co., Ltd.............................   8,100    579,113
    Nippon Signal Co., Ltd...............................  21,700    209,662
    Nippon Soda Co., Ltd.................................  58,000    340,769
    Nippon Steel & Sumikin Bussan Corp...................   6,152    316,043
    Nippon Steel & Sumitomo Metal Corp...................  81,002  1,615,443

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Nippon Suisan Kaisha, Ltd............................ 177,500 $  873,015
    Nippon Systemware Co., Ltd...........................   4,000     72,591
    Nippon Telegraph & Telephone Corp....................  18,000    832,564
    Nippon Thompson Co., Ltd.............................  27,900    204,440
    Nippon Tungsten Co., Ltd.............................     800     15,192
    Nippon Valqua Industries, Ltd........................   9,400    310,389
    Nippon View Hotel Co., Ltd...........................   2,800     34,964
    Nippon Yakin Kogyo Co., Ltd..........................  55,300    186,271
    Nippon Yusen K.K.....................................  53,600  1,033,701
    Nipro Corp...........................................  80,100    978,654
    Nishimatsu Construction Co., Ltd.....................  23,200    663,556
    Nishimatsuya Chain Co., Ltd..........................  14,200    153,376
    Nishi-Nippon Financial Holdings, Inc.................  59,200    707,330
    Nishi-Nippon Railroad Co., Ltd.......................  17,900    471,484
    Nishio Rent All Co., Ltd.............................  10,800    342,585
    Nissan Chemical Corp.................................  19,100    856,283
    Nissan Motor Co., Ltd................................ 515,200  4,873,327
    Nissan Tokyo Sales Holdings Co., Ltd.................  12,100     37,414
    Nissei ASB Machine Co., Ltd..........................   3,100    168,063
    Nissei Build Kogyo Co., Ltd..........................  17,900    190,525
    Nissei Plastic Industrial Co., Ltd...................   5,800     66,257
    Nissha Co., Ltd......................................   8,000    165,702
    Nisshin Fudosan Co...................................  13,400     82,714
    Nisshin Oillio Group, Ltd. (The).....................  13,000    361,557
    Nisshin Seifun Group, Inc............................   7,230    141,672
    Nisshin Steel Co., Ltd...............................  18,840    264,958
    Nisshinbo Holdings, Inc..............................  54,480    599,453
    Nissin Corp..........................................   7,000    160,718
    Nissin Electric Co., Ltd.............................  21,400    185,402
    Nissin Foods Holdings Co., Ltd.......................     100      6,899
    Nissin Kogyo Co., Ltd................................  18,800    322,213
    Nitori Holdings Co., Ltd.............................   3,700    557,614
    Nitta Corp...........................................   6,100    241,226
    Nitta Gelatin, Inc...................................   4,400     31,980
    Nittan Valve Co., Ltd................................   9,600     30,623
    Nitto Boseki Co., Ltd................................   9,900    246,163
    Nitto Denko Corp.....................................  12,400    899,695
    Nitto Kogyo Corp.....................................  10,900    187,433
    Nitto Kohki Co., Ltd.................................   2,500     59,223
    Nitto Seiko Co., Ltd.................................  10,300     68,346
    Nittoc Construction Co., Ltd.........................  12,900     82,040
    Nittoku Engineering Co., Ltd.........................   3,600     99,215
    Noda Corp............................................   6,400     67,245
    Noevir Holdings Co., Ltd.............................   1,900    125,013
    NOF Corp.............................................  21,400    705,291
    Nohmi Bosai, Ltd.....................................   8,400    167,932
    Nojima Corp..........................................  18,900    388,279
    NOK Corp.............................................  40,700    818,199
    Nomura Co., Ltd......................................  12,100    258,317
    Nomura Holdings, Inc................................. 199,000    943,539
    Nomura Holdings, Inc., Sponsored ADR................. 119,749    566,413
    Nomura Real Estate Holdings, Inc.....................  41,300    901,487
    Nomura Research Institute, Ltd.......................   3,993    191,893
    Noritake Co., Ltd....................................   4,200    229,736
    Noritsu Koki Co., Ltd................................   8,500    161,765
    Noritz Corp..........................................  13,100    220,738
    North Pacific Bank, Ltd.............................. 132,900    478,499
    Nozawa Corp..........................................   3,700     41,090
    NS Solutions Corp....................................  11,300    298,611

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    NS Tool Co., Ltd.....................................   1,600 $   42,145
    NS United Kaiun Kaisha, Ltd..........................   4,700     97,468
    NSD Co., Ltd.........................................   7,930    170,540
    NSK, Ltd.............................................  99,700  1,088,901
    NTN Corp............................................. 253,500  1,119,098
    NTT Data Corp........................................  53,000    603,708
    NTT DOCOMO, Inc...................................... 149,700  3,854,015
    NTT Urban Development Corp...........................  29,100    300,707
    NuFlare Technology, Inc..............................   2,000    123,088
    Oat Agrio Co., Ltd...................................   1,400     45,834
    Obara Group, Inc.....................................   6,600    388,578
    Obayashi Corp........................................ 158,800  1,657,899
    Obic Co., Ltd........................................   4,200    360,811
    Odakyu Electric Railway Co., Ltd.....................  11,500    243,579
    Odelic Co., Ltd......................................   1,800     70,495
    Oenon Holdings, Inc..................................  33,000    134,757
    Ogaki Kyoritsu Bank, Ltd. (The)......................  15,500    405,788
    Ohba Co., Ltd........................................   4,400     24,736
    Ohsho Food Service Corp..............................   4,800    285,091
    Oiles Corp...........................................   5,884    121,312
    Oita Bank, Ltd. (The)................................   4,600    162,411
    Oji Holdings Corp.................................... 271,000  1,607,998
    Okabe Co., Ltd.......................................  18,500    181,703
    Okada Aiyon Corp.....................................   1,200     17,933
    Okamoto Industries, Inc..............................  18,000    206,910
    Okamoto Machine Tool Works, Ltd......................   2,400     79,512
    Okamura Corp.........................................  14,300    206,362
    Okasan Securities Group, Inc.........................  66,000    315,053
    Oki Electric Industry Co., Ltd.......................  27,000    330,124
    Okinawa Cellular Telephone Co........................   4,100    157,195
    Okinawa Electric Power Co., Inc. (The)...............  12,843    279,768
    OKK Corp.............................................   4,700     47,332
    OKUMA Corp...........................................   8,600    485,610
    Okumura Corp.........................................  13,300    437,145
    Okura Industrial Co., Ltd............................   3,400     79,494
    Okuwa Co., Ltd.......................................  10,000    100,592
    Olympic Group Corp...................................   1,500     12,138
    Olympus Corp.........................................  17,200    698,264
    Omikenshi Co., Ltd...................................  28,000     23,116
    Omron Corp...........................................  17,200    778,448
    Ono Pharmaceutical Co., Ltd..........................   6,800    160,679
    ONO Sokki Co., Ltd...................................   2,500     19,132
    Onoken Co., Ltd......................................   6,900    118,794
    Onward Holdings Co., Ltd.............................  51,500    350,712
    Ootoya Holdings Co., Ltd.............................   1,100     21,729
*   Open Door, Inc.......................................   2,600     49,896
    Open House Co., Ltd..................................  12,800    701,881
#   OPT Holding, Inc.....................................   5,600    122,465
    Optex Group Co., Ltd.................................   8,600    253,369
*   Optim Corp...........................................     900     25,348
    Oracle Corp..........................................   2,400    201,443
    Organo Corp..........................................   2,800     72,941
    Orient Corp.......................................... 216,900    303,033
    Oriental Land Co., Ltd...............................   4,800    521,927
    Origin Electric Co., Ltd.............................   2,200     44,956
    Osaka Gas Co., Ltd...................................  20,600    396,452
    Osaka Organic Chemical Industry, Ltd.................   5,800     77,474
    Osaka Soda Co., Ltd..................................   7,400    219,527
    OSAKA Titanium Technologies Co., Ltd.................  11,600    167,569

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Osaki Electric Co., Ltd..............................  19,900 $  144,502
    OSG Corp.............................................  37,700    848,251
    OSJB Holdings Corp...................................  52,900    130,860
    Otsuka Corp..........................................   6,600    257,419
    Otsuka Holdings Co., Ltd.............................   6,800    314,026
    Outsourcing, Inc.....................................  30,500    658,001
    Pacific Industrial Co., Ltd..........................  19,700    323,056
*   Pacific Metals Co., Ltd..............................   5,300    152,776
    Pack Corp. (The).....................................   3,600    114,555
    PAL GROUP Holdings Co., Ltd..........................   6,400    150,861
    PALTAC Corp..........................................  12,750    673,947
    Paltek Corp..........................................   3,000     15,256
    Panasonic Corp....................................... 171,944  2,209,327
    PAPYLESS Co., Ltd....................................   1,100     19,144
    Paraca, Inc..........................................   2,400     57,539
    Paramount Bed Holdings Co., Ltd......................   6,200    262,659
    Parco Co., Ltd.......................................  10,500    119,143
    Park24 Co., Ltd......................................  14,000    392,851
    Parker Corp..........................................   4,000     19,765
*   Pasco Corp...........................................  12,000     30,708
    Pasona Group, Inc....................................  10,000    170,468
    PC Depot Corp........................................  14,720     71,418
    Pegasus Sewing Machine Manufacturing Co., Ltd........   6,600     60,681
    Penta-Ocean Construction Co., Ltd.................... 186,200  1,173,230
    Pepper Food Service Co., Ltd.........................   3,600    131,916
    Persol Holdings Co., Ltd.............................   3,000     65,395
    PIA Corp.............................................   1,300     64,043
    Pigeon Corp..........................................  11,700    563,204
    Pilot Corp...........................................   9,400    542,702
    Piolax, Inc..........................................  10,500    255,180
*   Pioneer Corp......................................... 157,900    214,917
    Plant Co., Ltd.......................................   2,400     29,032
#   Plenus Co., Ltd......................................   8,900    143,893
    Pola Orbis Holdings, Inc.............................   9,600    372,022
    Poletowin Pitcrew Holdings, Inc......................   9,900    235,552
    Press Kogyo Co., Ltd.................................  40,300    254,683
    Pressance Corp.......................................  21,900    333,349
    Prestige International, Inc..........................  14,600    170,322
    Prima Meat Packers, Ltd..............................  94,000    472,633
    Pronexus, Inc........................................   1,200     14,000
    Prospect Co., Ltd.................................... 161,000     67,794
    Proto Corp...........................................   3,600     44,290
    PS Mitsubishi Construction Co., Ltd..................  19,300    104,665
    Punch Industry Co., Ltd..............................  11,100    106,769
    Qol Co., Ltd.........................................  13,400    220,740
    Quick Co., Ltd.......................................   2,500     40,045
    Raccoon Co., Ltd.....................................   3,200     14,505
    Raito Kogyo Co., Ltd.................................  21,500    235,874
    Rakus Co., Ltd.......................................   5,200     83,272
    Rakuten, Inc.........................................  13,300     93,759
    Rasa Corp............................................   3,200     28,680
    Rasa Industries, Ltd.................................   3,900     99,930
    Raysum Co., Ltd......................................   7,000    109,599
    Recruit Holdings Co., Ltd............................  29,900    819,303
    Relia, Inc...........................................   2,200     31,833
    Relo Group, Inc......................................  26,000    704,261
    Renaissance, Inc.....................................   3,300     71,271
    Renesas Easton Co., Ltd..............................   5,100     25,181
*   Renesas Electronics Corp.............................  19,500    174,252

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Rengo Co., Ltd.......................................  81,000 $  740,728
*   Renown, Inc..........................................  28,700     35,547
    Resol Holdings Co., Ltd..............................     500     19,470
    Resona Holdings, Inc................................. 208,000  1,183,046
    Resorttrust, Inc.....................................  19,700    361,342
    Rheon Automatic Machinery Co., Ltd...................   6,100    102,371
    Riberesute Corp......................................   3,100     26,001
    Ricoh Co., Ltd....................................... 168,481  1,644,810
    Ricoh Leasing Co., Ltd...............................   7,700    251,858
    Ride On Express Holdings Co., Ltd....................   4,300     66,086
    Right On Co., Ltd....................................   7,700     75,258
    Riken Corp...........................................   3,700    202,691
    Riken Keiki Co., Ltd.................................   4,200     91,005
    Riken Technos Corp...................................  17,100     86,915
    Riken Vitamin Co., Ltd...............................   3,300    125,442
    Ringer Hut Co., Ltd..................................   6,500    139,275
    Rinnai Corp..........................................   3,400    294,460
    Rion Co., Ltd........................................   3,100     69,909
    Riso Kagaku Corp.....................................   7,360    152,960
    Riso Kyoiku Co., Ltd.................................  10,500     81,733
    Rock Field Co., Ltd..................................   5,600     92,194
    Rohto Pharmaceutical Co., Ltd........................  18,400    553,364
    Rokko Butter Co., Ltd................................   9,500    197,368
    Roland DG Corp.......................................   6,400    149,561
    Rorze Corp...........................................   7,500    153,401
    Round One Corp.......................................  38,000    565,824
    Royal Holdings Co., Ltd..............................  14,600    386,176
    RS Technologies Co., Ltd.............................   1,800    109,006
*   RVH, Inc.............................................   5,500     15,963
    Ryobi, Ltd...........................................  12,700    424,525
    Ryoden Corp..........................................   8,000    126,180
    Ryohin Keikaku Co., Ltd..............................   2,500    802,410
    Ryosan Co., Ltd......................................   9,600    362,778
    S Foods, Inc.........................................   4,500    177,027
    S LINE Co., Ltd......................................   1,300     13,438
    Sac's Bar Holdings, Inc..............................   9,350     81,338
    Sagami Rubber Industries Co., Ltd....................   2,000     45,655
    Saibu Gas Co., Ltd...................................   8,600    228,403
    Saizeriya Co., Ltd...................................  13,800    285,979
    Sakai Chemical Industry Co., Ltd.....................   5,600    156,976
    Sakai Heavy Industries, Ltd..........................   1,600     53,889
    Sakai Moving Service Co., Ltd........................   5,700    301,654
    Sakai Ovex Co., Ltd..................................   1,900     43,590
    Sakata INX Corp......................................  16,800    242,062
    Sakura Internet, Inc.................................   5,700     38,155
    Sala Corp............................................  23,800    150,495
    SAMTY Co., Ltd.......................................   9,500    168,103
    San Holdings, Inc....................................     500     10,925
*   San ju San Financial Group, Inc......................   8,890    171,417
    San-A Co., Ltd.......................................   6,600    303,484
    San-Ai Oil Co., Ltd..................................  25,000    320,870
*   Sanden Holdings Corp.................................  10,600    140,753
    Sanei Architecture Planning Co., Ltd.................   6,800    120,591
    Sangetsu Corp........................................  11,800    226,854
    San-In Godo Bank, Ltd. (The).........................  63,700    598,520
*   Sanix, Inc...........................................  10,700     35,491
    Sanken Electric Co., Ltd.............................  85,000    462,430
    Sanko Gosei, Ltd.....................................   4,800     21,360
    Sanko Metal Industrial Co., Ltd......................     800     25,420

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Sankyo Co., Ltd......................................  12,600 $  496,530
    Sankyo Frontier Co., Ltd.............................   1,000     30,320
    Sankyo Tateyama, Inc.................................   9,900    125,754
    Sankyu, Inc..........................................  18,800    990,778
    Sanoh Industrial Co., Ltd............................  12,800     83,511
    Sanoyas Holdings Corp................................  16,500     32,739
    Sansha Electric Manufacturing Co., Ltd...............   6,400     77,307
    Sanshin Electronics Co., Ltd.........................  14,700    257,228
    Santen Pharmaceutical Co., Ltd.......................  21,600    361,292
    Sanwa Holdings Corp..................................  66,200    752,962
    Sanyo Chemical Industries, Ltd.......................   6,000    277,899
    Sanyo Denki Co., Ltd.................................   3,400    186,314
    Sanyo Electric Railway Co., Ltd......................   4,000     98,906
    Sanyo Housing Nagoya Co., Ltd........................   3,500     37,939
    Sanyo Special Steel Co., Ltd.........................   8,800    227,974
    Sanyo Trading Co., Ltd...............................   5,300     98,100
    Sapporo Holdings, Ltd................................  34,100    824,828
    Sato Holdings Corp...................................  13,900    406,906
    Sato Shoji Corp......................................   2,900     34,300
    Satori Electric Co., Ltd.............................   7,500     61,858
    Sawada Holdings Co., Ltd.............................   7,000     63,115
    Sawai Pharmaceutical Co., Ltd........................  19,000    898,235
    Saxa Holdings, Inc...................................   2,300     49,142
    SBI Holdings, Inc....................................  79,930  2,182,025
    SBS Holdings, Inc....................................  12,300    146,696
    Scala, Inc...........................................   9,000     86,726
    SCREEN Holdings Co., Ltd.............................   9,600    700,379
    Scroll Corp..........................................  11,700     60,915
    SCSK Corp............................................   4,900    231,692
    Secom Co., Ltd.......................................  10,300    787,255
    Seed Co., Ltd........................................  11,400    219,625
    Sega Sammy Holdings, Inc.............................  65,200  1,040,298
    Seibu Electric Industry Co., Ltd.....................     600     20,726
    Seibu Holdings, Inc..................................  54,500    919,704
    Seika Corp...........................................   3,200     68,236
    Seikagaku Corp.......................................   9,900    135,968
*   Seikitokyu Kogyo Co., Ltd............................  18,000    118,263
    Seiko Epson Corp.....................................  80,000  1,444,214
    Seiko Holdings Corp..................................  15,600    343,170
    Seiko PMC Corp.......................................   2,100     19,985
    Seino Holdings Co., Ltd..............................  43,100    752,764
    Seiren Co., Ltd......................................  19,300    346,473
    Sekisui Chemical Co., Ltd............................  89,100  1,594,769
    Sekisui House, Ltd...................................  78,400  1,336,367
    Sekisui Plastics Co., Ltd............................   9,800     90,243
    Senko Group Holdings Co., Ltd........................  59,800    470,637
    Senshu Electric Co., Ltd.............................   2,500     74,893
    Senshu Ikeda Holdings, Inc........................... 109,840    390,556
*   Senshukai Co., Ltd...................................  13,800     65,088
    Septeni Holdings Co., Ltd............................  10,000     16,135
    Seria Co., Ltd.......................................   7,200    330,803
    Seven & I Holdings Co., Ltd.......................... 112,500  4,594,486
    Seven Bank, Ltd...................................... 210,600    637,490
    SFP Holdings Co., Ltd................................   5,100     84,813
#   Sharp Corp...........................................  23,900    555,667
    Shibaura Electronics Co., Ltd........................   4,300    182,430
    Shibaura Mechatronics Corp...........................  17,000     58,647
    Shibusawa Warehouse Co., Ltd. (The)..................   2,800     41,853
    Shibuya Corp.........................................   8,700    279,814

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Shidax Corp..........................................   4,300 $   15,747
*   SHIFT, Inc...........................................   2,600    112,152
    Shiga Bank, Ltd. (The)...............................  91,000    482,384
    Shikibo, Ltd.........................................   2,900     34,305
    Shikoku Bank, Ltd. (The).............................  17,000    218,475
    Shikoku Chemicals Corp...............................  17,000    242,883
    Shikoku Electric Power Co., Inc......................  41,200    550,667
    Shima Seiki Manufacturing, Ltd.......................   5,600    304,578
    Shimachu Co., Ltd....................................  19,200    610,166
    Shimadzu Corp........................................  21,300    607,420
    Shimamura Co., Ltd...................................   6,700    626,961
    Shimane Bank, Ltd. (The).............................   1,200     13,545
    Shimano, Inc.........................................   2,900    418,204
    Shimizu Bank, Ltd. (The).............................   2,700     51,860
    Shimizu Corp......................................... 122,800  1,285,274
    Shimojima Co., Ltd...................................     700      7,003
    Shin Nippon Air Technologies Co., Ltd................   6,100     88,516
*   Shin Nippon Biomedical Laboratories, Ltd.............   8,700     39,038
    Shinagawa Refractories Co., Ltd......................   2,300     90,109
    Shindengen Electric Manufacturing Co., Ltd...........   3,700    176,291
    Shin-Etsu Chemical Co., Ltd..........................  12,100  1,224,055
    Shin-Etsu Polymer Co., Ltd...........................  11,600    104,579
    Shin-Keisei Electric Railway Co., Ltd................   1,400     27,260
    Shinko Electric Industries Co., Ltd..................  35,200    337,419
    Shinko Plantech Co., Ltd.............................  16,400    154,785
    Shinmaywa Industries, Ltd............................  37,000    447,871
    Shinnihon Corp.......................................  17,200    217,812
    Shinoken Group Co., Ltd..............................  20,000    352,825
    Shinsei Bank, Ltd....................................  30,400    478,802
    Shinsho Corp.........................................   2,400     70,355
    Shionogi & Co., Ltd..................................   5,500    300,204
    Ship Healthcare Holdings, Inc........................  24,200    940,987
    Shiseido Co., Ltd....................................  31,300  2,305,885
    Shizuki Electric Co., Inc............................   4,900     35,338
    Shizuoka Bank, Ltd. (The)............................  70,000    646,976
    Shizuoka Gas Co., Ltd................................  27,700    258,391
    SHO-BOND Holdings Co., Ltd...........................   2,100    146,967
    Shoei Co., Ltd.......................................   3,800    162,632
    Shoei Foods Corp.....................................   5,000    173,256
    Shofu, Inc...........................................   1,500     18,333
*   Shoko Co., Ltd.......................................   4,400     35,830
    Showa Aircraft Industry Co., Ltd.....................   2,000     21,108
    Showa Corp...........................................  30,600    514,657
    Showa Denko K.K......................................  60,300  2,876,072
    Showa Sangyo Co., Ltd................................   8,600    226,719
    Showa Shell Sekiyu K.K...............................  50,100    822,263
    Showa Shinku Co., Ltd................................     800     13,301
    Siix Corp............................................  15,600    356,529
    Sinanen Holdings Co., Ltd............................   3,000     74,375
    Sinfonia Technology Co., Ltd.........................  62,000    217,121
    Sinko Industries, Ltd................................   8,600    158,519
    SK-Electronics Co., Ltd..............................   5,300     88,763
    SKY Perfect JSAT Holdings, Inc.......................  68,800    328,504
    Skylark Holdings Co., Ltd............................  32,500    472,674
    SMC Corp.............................................   1,100    372,744
    SMK Corp.............................................  33,000     94,080
    SMS Co., Ltd.........................................  24,800    504,808
    Soda Nikka Co., Ltd..................................   5,800     35,398
    Sodick Co., Ltd......................................  22,400    204,566

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    SoftBank Group Corp..................................  49,596 $4,142,367
    Softbank Technology Corp.............................   5,200     92,778
    Softbrain Co., Ltd...................................  13,800     58,415
    Softcreate Holdings Corp.............................   2,400     37,475
    Software Service, Inc................................     800     57,021
    Sogo Medical Co., Ltd................................  12,400    244,542
    Sohgo Security Services Co., Ltd.....................  12,800    587,115
    Sojitz Corp.......................................... 321,900  1,168,715
    Soken Chemical & Engineering Co., Ltd................   1,600     29,210
    Solasto Corp.........................................  16,200    156,190
    Sompo Holdings, Inc..................................  33,675  1,368,691
    Sony Corp............................................  60,300  3,240,933
    Sony Corp., Sponsored ADR............................  51,518  2,783,002
    Sony Financial Holdings, Inc.........................  12,900    247,892
    Sotetsu Holdings, Inc................................  10,500    324,880
    Sotoh Co., Ltd.......................................   2,600     23,690
    Sourcenext Corp......................................  11,100     85,059
    Space Co., Ltd.......................................   4,620     58,958
    Sparx Group Co., Ltd.................................  27,000     63,429
    SPK Corp.............................................   1,200     28,968
    Square Enix Holdings Co., Ltd........................   6,700    316,770
    SRA Holdings.........................................   5,600    162,669
    Srg Takamiya Co., Ltd................................  11,200     71,335
    St Marc Holdings Co., Ltd............................   8,500    206,958
    Stanley Electric Co., Ltd............................  31,600  1,111,367
    Star Mica Co., Ltd...................................   5,800    117,727
    Star Micronics Co., Ltd..............................   8,800    158,423
    Start Today Co., Ltd.................................  18,000    723,987
    Starts Corp., Inc....................................  19,800    459,210
    Starzen Co., Ltd.....................................   3,000    159,942
    St-Care Holding Corp.................................   4,900     30,542
    Stella Chemifa Corp..................................   4,900    152,728
    Step Co., Ltd........................................   1,700     24,591
    Strike Co., Ltd......................................   1,600     53,488
    Studio Alice Co., Ltd................................   6,000    138,456
    Subaru Corp.......................................... 112,900  3,299,549
    Subaru Enterprise Co., Ltd...........................     600     33,183
    Sugi Holdings Co., Ltd...............................   4,200    225,365
    Sugimoto & Co., Ltd..................................   2,600     45,478
    SUMCO Corp...........................................  38,200    817,356
    Sumida Corp..........................................  14,700    158,519
    Suminoe Textile Co., Ltd.............................   2,900     80,444
    Sumitomo Bakelite Co., Ltd...........................  66,000    667,431
    Sumitomo Chemical Co., Ltd........................... 419,355  2,414,951
    Sumitomo Corp........................................  79,100  1,302,519
    Sumitomo Dainippon Pharma Co., Ltd...................  21,600    419,179
    Sumitomo Densetsu Co., Ltd...........................   8,200    141,966
    Sumitomo Electric Industries, Ltd.................... 169,700  2,610,519
    Sumitomo Forestry Co., Ltd...........................  82,800  1,352,116
    Sumitomo Heavy Industries, Ltd.......................  35,200  1,226,323
    Sumitomo Metal Mining Co., Ltd.......................  30,700  1,103,566
    Sumitomo Mitsui Construction Co., Ltd................ 102,320    802,326
    Sumitomo Mitsui Financial Group, Inc................. 110,183  4,372,913
    Sumitomo Mitsui Trust Holdings, Inc..................  22,444    891,512
    Sumitomo Osaka Cement Co., Ltd....................... 176,000    839,194
    Sumitomo Precision Products Co., Ltd.................  12,000     40,359
    Sumitomo Realty & Development Co., Ltd...............  51,000  1,868,609
    Sumitomo Riko Co., Ltd...............................  20,600    230,277
    Sumitomo Rubber Industries, Ltd......................  66,334  1,099,384

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
JAPAN -- (Continued)
    Sumitomo Seika Chemicals Co., Ltd....................  4,600 $  229,830
    Sun Corp.............................................  7,200     41,548
    Sun Frontier Fudousan Co., Ltd....................... 16,300    196,170
    Suncall Corp.........................................  5,700     36,217
    Sundrug Co., Ltd.....................................  9,000    360,475
    Suntory Beverage & Food, Ltd.........................  7,800    331,821
    Sun-Wa Technos Corp..................................  4,300     60,459
    Suruga Bank, Ltd..................................... 39,200    351,219
    Suzuken Co., Ltd.....................................  8,960    392,364
    Suzuki Co., Ltd......................................  4,800     39,929
    Suzuki Motor Corp.................................... 33,700  1,982,164
    SWCC Showa Holdings Co., Ltd......................... 10,200     66,726
    Sysmex Corp..........................................  7,800    739,645
    Systemsoft Corp......................................  9,400     11,299
    Systena Corp......................................... 24,600    300,844
    T Hasegawa Co., Ltd..................................  9,700    210,943
    T RAD Co., Ltd.......................................  3,200     92,930
    T&D Holdings, Inc.................................... 92,100  1,376,165
    T&K Toka Co., Ltd....................................  8,000     92,208
    Tachibana Eletech Co., Ltd...........................  6,220    108,091
    Tachikawa Corp.......................................  2,900     35,521
    Tachi-S Co., Ltd..................................... 13,500    226,672
    Tadano, Ltd.......................................... 26,300    342,888
    Taihei Dengyo Kaisha, Ltd............................  6,500    167,666
    Taiheiyo Cement Corp................................. 43,222  1,365,735
    Taiheiyo Kouhatsu, Inc...............................  2,700     23,763
    Taiho Kogyo Co., Ltd.................................  6,900     77,597
    Taikisha, Ltd........................................  7,700    223,454
    Taiko Bank, Ltd. (The)...............................    700     14,242
    Taisei Corp.......................................... 17,600    978,808
    Taisei Lamick Co., Ltd...............................  2,200     61,873
    Taiyo Holdings Co., Ltd..............................  5,300    228,732
    Taiyo Nippon Sanso Corp.............................. 68,700  1,055,274
    Taiyo Yuden Co., Ltd................................. 58,000  1,734,677
    Takaoka Toko Co., Ltd................................  4,480     70,529
    Takara Holdings, Inc................................. 28,200    329,488
    Takara Leben Co., Ltd................................ 50,700    172,584
    Takara Standard Co., Ltd............................. 16,200    287,965
    Takasago International Corp..........................  6,400    219,042
    Takasago Thermal Engineering Co., Ltd................ 15,900    312,449
    Takashima & Co., Ltd.................................  1,600     30,561
    Takashimaya Co., Ltd................................. 80,000    670,000
    Take And Give Needs Co., Ltd.........................  4,820     71,879
    TAKEBISHI Corp.......................................  1,900     28,987
    Takeda Pharmaceutical Co., Ltd....................... 92,500  3,905,617
    Takeei Corp.......................................... 10,100     94,479
    Takeuchi Manufacturing Co., Ltd...................... 18,800    440,436
    Taki Chemical Co., Ltd...............................    300     12,746
    Takihyo Co., Ltd.....................................  1,800     37,853
    Takisawa Machine Tool Co., Ltd.......................  2,300     37,421
    Takuma Co., Ltd...................................... 25,900    317,491
    Tama Home Co., Ltd................................... 10,000     94,957
    Tamron Co., Ltd......................................  7,000    131,840
    Tamura Corp.......................................... 28,000    185,723
    Tanseisha Co., Ltd................................... 10,300    126,663
    Tateru, Inc..........................................  7,800    130,260
    Tatsuta Electric Wire and Cable Co., Ltd............. 15,000     85,369
    Tayca Corp...........................................  6,500    136,129
    Tazmo Co., Ltd.......................................  3,000     42,442

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Tbk Co., Ltd.........................................   7,000 $   32,098
    TDC Soft, Inc........................................   2,000     29,477
    TDK Corp., Sponsored ADR.............................   7,012    752,949
    TDK Corp.............................................  17,300  1,853,468
*   Teac Corp............................................  52,000     19,075
    Tear Corp............................................   1,400     13,140
    TechMatrix Corp......................................   5,700    115,926
    TechnoPro Holdings, Inc..............................  13,500    856,874
    Tecnos Japan, Inc....................................   5,500     48,232
    Teijin, Ltd.......................................... 127,200  2,375,728
    Teikoku Electric Manufacturing Co., Ltd..............   6,300     81,501
    Tekken Corp..........................................   5,100    132,729
    Tenpos Holdings Co., Ltd.............................     800     15,570
    Terasaki Electric Co., Ltd...........................     800      9,662
    Terumo Corp..........................................  12,500    686,702
    T-Gaia Corp..........................................   6,700    162,074
    THK Co., Ltd.........................................  29,600    806,307
    Tigers Polymer Corp..................................   3,700     25,669
    TIS, Inc.............................................  30,600  1,469,537
    Toa Corp. (6894434)..................................   6,700     68,883
    Toa Corp. (6894508)..................................   6,800    176,406
    Toa Oil Co., Ltd.....................................  25,000     53,307
    TOA ROAD Corp........................................   1,800     61,715
    Toagosei Co., Ltd....................................  46,400    543,694
    Tobishima Corp....................................... 102,100    185,823
    Tobu Railway Co., Ltd................................   8,600    253,508
    Tobu Store Co., Ltd..................................   1,000     29,806
    TOC Co., Ltd.........................................  15,800    117,536
    Tocalo Co., Ltd......................................  33,500    383,922
    Tochigi Bank, Ltd. (The).............................  31,000    114,460
    Toda Corp............................................  92,000    805,654
    Toda Kogyo Corp......................................   1,300     36,988
    Toei Animation Co., Ltd..............................   4,900    175,911
    Toei Co., Ltd........................................   1,700    178,322
    Toell Co., Ltd.......................................   2,100     18,696
    Toenec Corp..........................................   3,400    100,757
    Togami Electric Manufacturing Co., Ltd...............     800     13,319
    Toho Bank, Ltd. (The)................................  89,000    354,056
    Toho Co., Ltd........................................   5,200    155,269
    Toho Co., Ltd........................................   2,700     55,981
    Toho Gas Co., Ltd....................................  10,800    368,964
    Toho Holdings Co., Ltd...............................  23,900    588,661
    Toho Titanium Co., Ltd...............................  20,600    225,895
    Toho Zinc Co., Ltd...................................   7,200    266,584
    Tohoku Bank, Ltd. (The)..............................   2,900     36,689
    Tohoku Electric Power Co., Inc.......................  25,400    323,463
    Tohto Suisan Co., Ltd................................     800     14,472
    Tokai Carbon Co., Ltd................................  41,300    757,857
    Tokai Corp...........................................   7,200    157,735
    TOKAI Holdings Corp..................................  47,900    473,902
    Tokai Lease Co., Ltd.................................     200      3,724
    Tokai Rika Co., Ltd..................................  29,200    606,460
    Tokai Tokyo Financial Holdings, Inc..................  70,300    404,915
    Tokio Marine Holdings, Inc...........................  64,100  3,049,617
    Tokushu Tokai Paper Co., Ltd.........................   3,900    150,974
    Tokuyama Corp........................................  40,900  1,293,801
*   Tokyo Base Co., Ltd..................................   6,600     36,881
    Tokyo Century Corp...................................  16,700    912,728
    Tokyo Dome Corp......................................  38,200    320,047

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CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
*   Tokyo Electric Power Co. Holdings, Inc...............  77,688 $  372,268
    Tokyo Electron Device, Ltd...........................   3,600     68,676
    Tokyo Electron, Ltd..................................  14,000  2,454,199
    Tokyo Energy & Systems, Inc..........................  13,000    142,100
    Tokyo Gas Co., Ltd...................................  20,700    505,606
    Tokyo Individualized Educational Institute, Inc......   2,600     27,451
    Tokyo Keiki, Inc.....................................   6,800     71,535
    Tokyo Kiraboshi Financial Group, Inc.................  11,613    267,472
    Tokyo Ohka Kogyo Co., Ltd............................  12,300    446,378
    Tokyo Rakutenchi Co., Ltd............................     700     31,181
    Tokyo Rope Manufacturing Co., Ltd....................   6,700    107,675
    Tokyo Sangyo Co., Ltd................................   6,400     40,691
    Tokyo Seimitsu Co., Ltd..............................  12,000    407,346
    Tokyo Steel Manufacturing Co., Ltd...................  32,200    276,254
    Tokyo Tatemono Co., Ltd..............................  58,500    787,658
    Tokyo Tekko Co., Ltd.................................   2,400     37,675
    Tokyo Theatres Co., Inc..............................   3,800     48,641
    Tokyotokeiba Co., Ltd................................   4,900    198,515
    Tokyu Construction Co., Ltd..........................  50,000    504,816
    Tokyu Corp...........................................  24,500    421,804
    Tokyu Fudosan Holdings Corp.......................... 273,925  1,861,989
    Toli Corp............................................  17,000     54,996
    Tomato Bank, Ltd.....................................   1,100     15,071
    Tomen Devices Corp...................................   1,600     41,040
    Tomoe Corp...........................................   9,500     40,422
    Tomoe Engineering Co., Ltd...........................   2,900     62,113
    Tomoegawa Co., Ltd...................................   7,000     17,386
    Tomoku Co., Ltd......................................   5,000     92,619
    TOMONY Holdings, Inc.................................  66,100    297,329
    Tomy Co., Ltd........................................  52,400    434,821
    Tonami Holdings Co., Ltd.............................   2,300    135,881
    Topcon Corp..........................................  40,000    693,653
    Toppan Forms Co., Ltd................................  19,700    200,591
    Topre Corp...........................................  17,700    465,822
    Topy Industries, Ltd.................................   9,700    266,181
    Toray Industries, Inc................................ 195,900  1,518,188
    Torex Semiconductor, Ltd.............................   3,600     46,149
    Toridoll Holdings Corp...............................   8,100    180,040
    Torii Pharmaceutical Co., Ltd........................   6,100    147,354
#   Torikizoku Co., Ltd..................................   2,000     43,598
    Torishima Pump Manufacturing Co., Ltd................   6,800     61,909
    Tosei Corp...........................................  16,500    162,430
*   Toshiba Corp......................................... 262,000    800,595
    Toshiba Machine Co., Ltd.............................  47,000    230,361
    Toshiba Plant Systems & Services Corp................   5,800    128,387
    Toshiba TEC Corp.....................................  87,000    506,816
    Tosho Co., Ltd.......................................   5,400    192,885
    Tosoh Corp........................................... 123,000  2,008,980
    Totech Corp..........................................   1,500     34,881
    Totetsu Kogyo Co., Ltd...............................   9,400    285,204
    TOTO, Ltd............................................  12,500    584,176
    Totoku Electric Co., Ltd.............................   1,700     41,175
    Tottori Bank, Ltd. (The).............................   3,000     44,901
    Tow Co., Ltd.........................................   8,100     58,544
    Towa Bank, Ltd. (The)................................  14,000    149,932
    Towa Corp............................................  11,200    110,349
    Towa Pharmaceutical Co., Ltd.........................   4,800    266,999
    Toyo Construction Co., Ltd...........................  42,700    182,668
    Toyo Denki Seizo K.K.................................   2,600     39,451

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
JAPAN -- (Continued)
#*  Toyo Engineering Corp................................  11,600 $    75,055
    Toyo Ink SC Holdings Co., Ltd........................  15,800     432,645
    Toyo Kanetsu K.K.....................................   3,200     109,506
    Toyo Machinery & Metal Co., Ltd......................   5,300      36,648
    Toyo Securities Co., Ltd.............................  41,000      92,398
    Toyo Seikan Group Holdings, Ltd......................  41,800     770,829
    Toyo Suisan Kaisha, Ltd..............................  18,500     669,615
    Toyo Tanso Co., Ltd..................................   4,900     140,650
    Toyo Tire & Rubber Co., Ltd..........................  66,600   1,053,028
    Toyo Wharf & Warehouse Co., Ltd......................   2,200      34,397
    Toyobo Co., Ltd......................................  39,400     666,929
    Toyoda Gosei Co., Ltd................................  41,200   1,045,439
    Toyota Boshoku Corp..................................  37,500     697,372
    Toyota Motor Corp., Sponsored ADR....................  42,528   5,606,892
    Toyota Motor Corp.................................... 270,373  17,771,910
    Toyota Tsusho Corp...................................  56,700   1,938,184
    TPR Co., Ltd.........................................  11,800     299,751
    Trancom Co., Ltd.....................................   4,000     293,992
    Transaction Co., Ltd.................................   4,200      33,139
    Transcosmos, Inc.....................................   4,500     116,298
    Trend Micro, Inc.....................................   7,700     454,967
    Tri Chemical Laboratories, Inc.......................   2,000      80,582
    Trusco Nakayama Corp.................................  14,600     368,884
    Trust Tech, Inc......................................   2,600     107,641
    TS Tech Co., Ltd.....................................  23,300     961,765
    Tsubaki Nakashima Co., Ltd...........................   2,800      66,475
    Tsubakimoto Chain Co.................................  56,000     515,768
    Tsubakimoto Kogyo Co., Ltd...........................   1,000      33,621
*   Tsudakoma Corp.......................................   2,700      49,179
    Tsugami Corp.........................................  27,000     260,452
    Tsukada Global Holdings, Inc.........................  10,100      57,780
    Tsukuba Bank, Ltd....................................  32,200      81,855
    Tsukui Corp..........................................  33,400     302,900
    Tsumura & Co.........................................  17,500     569,125
    Tsuruha Holdings, Inc................................   5,000     615,069
    Tsurumi Manufacturing Co., Ltd.......................   7,000     135,314
    TTK Co., Ltd.........................................   3,000      21,500
    Tv Tokyo Holdings Corp...............................   5,300     147,885
    UACJ Corp............................................  16,891     365,975
    Ube Industries, Ltd..................................  53,620   1,443,335
    Uchida Yoko Co., Ltd.................................   1,000      31,686
    Uchiyama Holdings Co., Ltd...........................   1,500       7,017
    UKC Holdings Corp....................................   6,500     132,675
    Ulvac, Inc...........................................  26,100   1,029,052
    UMC Electronics Co., Ltd.............................   3,100      72,039
    Umenohana Co., Ltd...................................     500      12,234
    Unicharm Corp........................................  14,200     432,440
    Uniden Holdings Corp.................................  20,000      59,154
    UNIMAT Retirement Community Co., Ltd.................     800      11,056
    Union Tool Co........................................   2,100      69,773
    Unipres Corp.........................................  21,900     445,191
    United Arrows, Ltd...................................   8,200     319,040
    United Super Markets Holdings, Inc...................  22,700     261,008
    UNITED, Inc..........................................   3,700      77,412
*   Unitika, Ltd.........................................  26,400     158,489
*   Universal Entertainment Corp.........................   3,100     101,297
    Unizo Holdings Co., Ltd..............................  10,200     189,072
    Urbanet Corp. Co., Ltd...............................  10,100      33,312
*   U-Shin, Ltd..........................................  11,300      74,807

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    USS Co., Ltd.........................................  12,400 $  235,338
*   UT Group Co., Ltd....................................   9,400    328,226
    Utoc Corp............................................   7,600     35,691
    V Technology Co., Ltd................................   1,700    301,462
    Valor Holdings Co., Ltd..............................  19,800    424,957
    ValueCommerce Co., Ltd...............................   9,900    170,665
*   V-Cube, Inc..........................................   2,300     12,125
    Vector, Inc..........................................   9,500    205,918
    VeriServe Corp.......................................   1,200     44,235
*   VIA Holdings, Inc....................................   5,300     35,352
    Village Vanguard Co., Ltd............................   2,800     25,327
*   Vision, Inc..........................................   2,700    101,676
*   Visionary Holdings Co., Ltd..........................  58,900     65,239
    Vital KSK Holdings, Inc..............................  17,400    180,158
    Vitec Holdings Co., Ltd..............................   4,800     93,471
    Voyage Group, Inc....................................   5,800     68,812
    VT Holdings Co., Ltd.................................  53,200    270,787
    Wacoal Holdings Corp.................................  17,700    487,685
    Wacom Co., Ltd.......................................  14,600     74,405
    Wakachiku Construction Co., Ltd......................   4,800     72,979
    Wakita & Co., Ltd....................................  16,200    194,964
    Warabeya Nichiyo Holdings Co., Ltd...................   5,900    121,048
    Watahan & Co., Ltd...................................   3,000     82,322
    WATAMI Co., Ltd......................................   8,800    106,069
    Watts Co., Ltd.......................................   1,900     18,606
    WDB Holdings Co., Ltd................................   2,900    101,480
    Weathernews, Inc.....................................   1,400     43,880
    Welcia Holdings Co., Ltd.............................   8,600    437,353
    West Holdings Corp...................................   8,600     67,878
    West Japan Railway Co................................   7,300    510,342
    Will Group, Inc......................................   5,000     50,747
    WIN-Partners Co., Ltd................................   7,400    110,383
    WirelessGate, Inc....................................   2,600     29,028
    Wood One Co., Ltd....................................   2,500     32,126
    Workman Co., Ltd.....................................     400     17,927
    World Holdings Co., Ltd..............................   3,400    108,649
    Wowow, Inc...........................................   3,400    103,098
    Xebio Holdings Co., Ltd..............................  10,900    162,487
    YAC Holdings Co., Ltd................................   2,600     20,361
    Yachiyo Industry Co., Ltd............................   3,600     41,330
    Yahagi Construction Co., Ltd.........................  11,100     92,155
#   Yahoo Japan Corp.....................................  72,000    273,931
    Yaizu Suisankagaku Industry Co., Ltd.................   2,700     29,482
    Yakult Honsha Co., Ltd...............................   2,400    173,064
    Yakuodo Co., Ltd.....................................   3,900    134,093
    YAMABIKO Corp........................................  13,800    182,415
    YAMADA Consulting Group Co., Ltd.....................   5,200    142,359
#   Yamada Denki Co., Ltd................................ 108,240    536,885
    Yamagata Bank, Ltd. (The)............................  12,000    271,503
    Yamaguchi Financial Group, Inc.......................  53,000    600,613
    Yamaha Corp..........................................   6,700    313,516
    Yamaha Motor Co., Ltd................................  75,400  1,990,557
    Yamaichi Electronics Co., Ltd........................  12,100    151,677
    YA-MAN, Ltd..........................................  10,400    165,547
    Yamanashi Chuo Bank, Ltd. (The)......................  72,000    273,308
    Yamashin-Filter Corp.................................   9,600     98,962
    Yamatane Corp........................................   4,600     85,034
    Yamato Corp..........................................   7,100     45,777
    Yamato Holdings Co., Ltd.............................   5,400    156,510

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
JAPAN -- (Continued)
    Yamaura Corp.........................................     1,900 $     15,347
    Yamaya Corp..........................................     2,500       65,274
    Yamazaki Baking Co., Ltd.............................    59,200    1,472,127
    Yamazen Corp.........................................    21,500      219,931
    Yaoko Co., Ltd.......................................     9,700      502,297
    Yaskawa Electric Corp................................    31,800    1,051,649
    Yasunaga Corp........................................     4,700       83,729
    Yellow Hat, Ltd......................................     5,500      159,095
    Yokogawa Bridge Holdings Corp........................    13,600      251,059
    Yokogawa Electric Corp...............................    61,000    1,084,937
    Yokohama Reito Co., Ltd..............................    20,600      185,184
    Yokohama Rubber Co., Ltd. (The)......................    57,200    1,225,204
    Yokowo Co., Ltd......................................     5,700      100,771
    Yomiuri Land Co., Ltd................................     1,900       81,406
    Yondenko Corp........................................       800       18,635
    Yondoshi Holdings, Inc...............................     5,700      128,996
    Yorozu Corp..........................................     9,700      154,606
    Yoshinoya Holdings Co., Ltd..........................    10,900      184,424
    Yossix Co., Ltd......................................     1,000       28,698
    Yotai Refractories Co., Ltd..........................     8,000       55,767
    Yuasa Trading Co., Ltd...............................     5,700      185,795
    Yuken Kogyo Co., Ltd.................................     1,600       37,373
    Yume No Machi Souzou Iinkai Co., Ltd.................     8,400      192,902
    Yumeshin Holdings Co., Ltd...........................    16,300      168,050
    Yurtec Corp..........................................    16,000      131,616
    Yushiro Chemical Industry Co., Ltd...................     3,700       52,840
    Zenrin Co., Ltd......................................    12,450      340,783
    Zensho Holdings Co., Ltd.............................    40,500      902,635
    Zeon Corp............................................    85,100      964,139
    ZERIA Pharmaceutical Co., Ltd........................     5,800      128,431
*   ZIGExN Co., Ltd......................................    20,100      159,294
    Zojirushi Corp.......................................    12,000      154,666
    Zuiko Corp...........................................     1,200       34,770
                                                                    ------------
TOTAL JAPAN..............................................            660,006,354
                                                                    ------------
MALAYSIA -- (0.7%)
    7-Eleven Malaysia Holdings Bhd, Class B..............   112,240       40,892
    Aeon Co. M Bhd.......................................   217,900      122,133
    AEON Credit Service M Bhd............................    49,150      181,094
    AFFIN Bank Bhd.......................................   109,590       69,286
    AirAsia Group Bhd.................................... 1,062,600      932,731
#*  AirAsia X Bhd........................................ 1,222,900      111,555
    Alliance Bank Malaysia Bhd...........................   351,900      348,119
    AMMB Holdings Bhd....................................   484,500      479,837
    Ann Joo Resources Bhd................................    68,600       32,809
    APM Automotive Holdings Bhd..........................    34,700       30,339
    Astro Malaysia Holdings Bhd..........................   151,100       68,055
#   Axiata Group Bhd.....................................   538,231      583,048
    Batu Kawan Bhd.......................................    32,700      140,128
    Benalec Holdings Bhd.................................    48,000        3,429
*   Berjaya Assets Bhd...................................   277,000       23,550
*   Berjaya Corp. Bhd.................................... 1,146,810       84,663
*   Berjaya Land Bhd.....................................    76,000        4,877
    Berjaya Sports Toto Bhd..............................   316,659      183,946
*   Bermaz Auto Bhd......................................   222,400      119,336
    BIMB Holdings Bhd....................................   141,600      138,499
    Bonia Corp. Bhd......................................    82,000        8,784
*   Borneo Aqua Harvest Bhd..............................    97,900       31,393
*   Borneo Oil Bhd.......................................   412,350        6,113

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------- --------
MALAYSIA -- (Continued)
    Boustead Holdings Bhd................................ 220,899 $129,399
    Boustead Plantations Bhd.............................  70,980   22,363
    British American Tobacco Malaysia Bhd................  23,400  197,434
*   Bumi Armada Bhd...................................... 999,100  175,713
    Bursa Malaysia Bhd................................... 197,400  380,026
    CAB Cakaran Corp. Bhd................................  89,900   20,830
    Cahya Mata Sarawak Bhd............................... 222,700  172,720
    Can-One Bhd..........................................  18,400   11,101
    Carlsberg Brewery Malaysia Bhd, Class B..............  50,200  236,504
    CB Industrial Product Holding Bhd.................... 102,800   31,862
    CCM Duopharma Biotech Bhd............................  51,800   15,712
    CIMB Group Holdings Bhd.............................. 445,220  641,080
    Coastal Contracts Bhd................................  42,800   12,219
*   Comfort Glove Bhd....................................  79,200   17,110
    Cypark Resources Bhd.................................  59,400   35,229
    D&O Green Technologies Bhd........................... 248,900   44,844
    Dagang NeXchange Bhd................................. 387,100   39,249
    Datasonic Group Bhd.................................. 154,100   30,777
*   Dayang Enterprise Holdings Bhd....................... 141,839   24,786
    Dialog Group Bhd..................................... 390,658  319,678
#   DiGi.Com Bhd......................................... 155,200  173,917
    DRB-Hicom Bhd........................................ 336,400  184,304
    Dutch Lady Milk Industries Bhd.......................   3,700   60,963
    Eastern & Oriental Bhd............................... 218,229   82,268
*   Eco World Development Group Bhd...................... 396,200  121,989
    Econpile Holdings Bhd................................ 134,300   29,953
    Evergreen Fibreboard Bhd............................. 210,750   26,493
#   FGV Holdings Bhd..................................... 937,500  399,971
    Fraser & Neave Holdings Bhd..........................   4,300   39,492
    Frontken Corp. Bhd................................... 174,000   23,319
    Gadang Holdings Bhd.................................. 196,250   36,276
    Gamuda Bhd........................................... 326,000  310,789
    Gas Malaysia Bhd.....................................  80,000   58,099
    Genting Malaysia Bhd................................. 377,200  470,211
    Genting Plantations Bhd..............................  46,700  107,443
    George Kent Malaysia Bhd............................. 195,300   69,099
    Globetronics Technology Bhd.......................... 126,633   78,015
    Glomac Bhd...........................................  95,260   10,692
    Guan Chong Bhd.......................................  40,200   17,649
    Hai-O Enterprise Bhd.................................  35,500   38,475
#   HAP Seng Consolidated Bhd............................ 242,580  585,615
    Hap Seng Plantations Holdings Bhd....................  72,400   40,623
    Hartalega Holdings Bhd............................... 128,000  193,946
    Heineken Malaysia Bhd................................  34,400  191,936
#   Hengyuan Refining Co. Bhd............................  51,200   85,879
    HeveaBoard Bhd....................................... 142,700   30,243
*   Hiap Teck Venture Bhd................................ 425,300   39,926
#*  Hibiscus Petroleum Bhd............................... 486,400  115,479
    Hock Seng LEE Bhd....................................  55,900   18,866
    Hong Leong Bank Bhd..................................  31,932  150,201
    Hong Leong Financial Group Bhd.......................  64,153  285,620
    Hong Leong Industries Bhd............................  31,400   84,158
#   HSS Engineers Bhd....................................  64,200   11,787
    Hua Yang Bhd.........................................  65,066    7,906
#   IHH Healthcare Bhd...................................  45,600   66,372
    IJM Corp. Bhd........................................ 983,720  474,994
    IJM Plantations Bhd..................................  72,500   41,443
    Inari Amertron Bhd................................... 651,288  393,341
    Insas Bhd............................................ 225,200   49,913

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE>>
                                                          --------- --------
MALAYSIA -- (Continued)
#   IOI Corp. Bhd........................................   179,426 $204,256
    IOI Properties Group Bhd.............................   412,924  193,296
*   Iris Corp. Bhd.......................................   271,500   10,071
*   Iskandar Waterfront City Bhd.........................    91,000   17,615
#*  JAKS Resources Bhd...................................   137,900   36,051
    Jaya Tiasa Holdings Bhd..............................   170,800   28,803
    JCY International Bhd................................   139,200    9,075
    Kerjaya Prospek Group Bhd............................   103,180   38,852
    Kesm Industries Bhd..................................     6,200   26,040
    Kian JOO CAN Factory Bhd.............................    56,700   36,847
*   KNM Group Bhd........................................ 1,116,730   55,011
#   Kossan Rubber Industries.............................   204,000  220,551
    KPJ Healthcare Bhd...................................   522,800  135,022
    Kretam Holdings Bhd..................................   113,800   11,765
*   KSL Holdings Bhd.....................................   222,492   48,743
    Kuala Lumpur Kepong Bhd..............................    27,100  165,201
    Kumpulan Perangsang Selangor Bhd.....................    46,630   22,265
*   Lafarge Malaysia Bhd.................................    68,300   53,227
*   Landmarks Bhd........................................    74,700   13,336
    LBS Bina Group Bhd...................................   295,680   67,644
    Lii Hen Industries Bhd...............................    52,800   36,530
    Lingkaran Trans Kota Holdings Bhd....................    48,400   51,681
*   Lion Industries Corp. Bhd............................    75,600   15,611
    LPI Capital Bhd......................................    38,184  157,456
    Magni-Tech Industries Bhd............................    64,000   75,670
    Magnum Bhd...........................................   251,900  136,332
    Mah Sing Group Bhd...................................   620,440  198,772
    Malakoff Corp. Bhd...................................   339,500   81,125
    Malayan Banking Bhd..................................   387,067  935,161
    Malayan Flour Mills Bhd..............................    73,200   23,100
    Malaysia Airports Holdings Bhd.......................   225,092  512,897
    Malaysia Building Society Bhd........................   583,842  160,890
    Malaysian Pacific Industries Bhd.....................    40,475  107,086
    Malaysian Resources Corp. Bhd........................   791,900  151,556
    Malton Bhd...........................................   169,500   27,765
    Matrix Concepts Holdings Bhd.........................   142,275   72,834
    Maxis Bhd............................................    69,700   99,457
*   Media Prima Bhd......................................   306,800   40,518
    Mega First Corp. Bhd.................................    84,100   73,224
    MISC Bhd.............................................   157,380  258,987
    Mitrajaya Holdings Bhd...............................   163,800   22,988
    MKH Bhd..............................................   124,324   44,157
    MMC Corp. Bhd........................................   284,000  102,767
*   MNRB Holdings Bhd....................................    26,700   12,909
*   MPHB Capital Bhd.....................................    70,300   22,882
*   Mudajaya Group Bhd...................................   105,300   14,934
    Muhibbah Engineering M Bhd...........................   115,700   86,573
*   Mulpha International Bhd.............................    51,880   26,852
    My EG Services Bhd...................................   569,600  174,254
    OCK Group Bhd........................................   106,000   16,980
    Padini Holdings Bhd..................................   269,400  397,653
    Panasonic Manufacturing Malaysia Bhd.................     2,200   20,997
    Pantech Group Holdings Bhd...........................   191,286   24,979
    Paramount Corp. Bhd..................................    76,600   35,078
*   Parkson Holdings Bhd.................................   219,903   32,582
*   Pentamaster Corp. Bhd................................    31,300   22,105
*   PESTECH International Bhd............................   141,100   52,861
    Petron Malaysia Refining & Marketing Bhd.............    30,000   58,155
    Petronas Chemicals Group Bhd.........................   153,700  338,031

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
MALAYSIA -- (Continued)
    Petronas Dagangan Bhd................................    17,100 $  113,741
    Petronas Gas Bhd.....................................    25,100    115,812
    Pharmaniaga Bhd......................................    29,900     23,468
    PIE Industrial Bhd...................................    22,300      8,526
    Pos Malaysia Bhd.....................................    93,200    101,307
    Press Metal Aluminium Holdings Bhd...................   343,839    405,446
    Protasco Bhd.........................................   140,000     18,965
    Public Bank Bhd......................................   175,340  1,038,598
    QL Resources Bhd.....................................   172,705    255,036
    RGB International Bhd................................   662,800     44,128
    RHB Bank Bhd.........................................   124,343    166,578
*   Salcon Bhd...........................................   239,742     17,730
    Salutica Bhd.........................................    68,400      9,534
*   Sapura Energy Bhd.................................... 1,974,743    294,327
    Sarawak Oil Palms Bhd................................    77,957     59,483
    Scientex Bhd.........................................    87,000    169,086
    Serba Dinamik Holdings Bhd...........................   159,600    153,359
    Shangri-La Hotels Malaysia Bhd.......................    15,100     21,857
    Sime Darby Bhd.......................................   166,422    103,501
#   Sime Darby Plantation Bhd............................   166,422    215,310
#   Sime Darby Property Bhd..............................   166,422     55,011
*   Sino Hua-An International Bhd........................   161,900     12,018
    SKP Resources Bhd....................................   271,700     99,823
    SP Setia Bhd Group...................................    99,252     72,641
    Star Media Group Bhd.................................    50,500     15,174
*   Sumatec Resources Bhd................................   598,000      5,910
    Sunway Bhd...........................................   517,995    195,107
    Sunway Construction Group Bhd........................    81,580     38,381
    Supermax Corp. Bhd...................................   159,500    172,115
    Suria Capital Holdings Bhd...........................    16,100      6,630
    Syarikat Takaful Malaysia Keluarga Bhd...............   107,200    103,933
    Ta Ann Holdings Bhd..................................    80,257     50,777
    TA Enterprise Bhd....................................   333,600     53,378
    TA Global Bhd........................................   444,500     32,825
    Taliworks Corp. Bhd..................................    90,300     28,658
    Tambun Indah Land Bhd................................    80,300     19,767
    Tan Chong Motor Holdings Bhd.........................   100,000     42,571
    TDM Bhd..............................................   302,940     19,424
#   Telekom Malaysia Bhd.................................   140,848    137,487
    Tenaga Nasional Bhd..................................    71,550    276,439
    Thong Guan Industries Bhd............................    23,200     15,563
    TIME dotCom Bhd......................................    47,300     95,488
    Tiong NAM Logistics Holdings.........................    46,920     12,125
    TMC Life Sciences Bhd................................    72,700     13,420
    Top Glove Corp. Bhd..................................   209,600    523,499
    Tropicana Corp. Bhd..................................   204,663     43,286
    TSH Resources Bhd....................................   164,100     48,466
    Tune Protect Group Bhd...............................   114,900     26,605
    Uchi Technologies Bhd................................    52,600     40,056
    UEM Edgenta Bhd......................................    98,900     52,057
    UEM Sunrise Bhd......................................   632,358    142,640
    UMW Holdings Bhd.....................................   174,900    258,232
    Unisem M Bhd.........................................   247,300    159,547
    United Plantations Bhd...............................    11,300     75,019
    UOA Development Bhd..................................   259,900    153,444
*   Velesto Energy Bhd................................... 1,865,683    135,651
#   VS Industry Bhd......................................   783,675    324,424
*   Wah Seong Corp. Bhd..................................   104,398     34,220
#   WCT Holdings Bhd.....................................   323,941     79,410

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE>>
                                                                 --------- -----------
MALAYSIA -- (Continued)
    Westports Holdings Bhd......................................   139,800 $   127,569
    WTK Holdings Bhd............................................    72,500      10,708
    Yinson Holdings Bhd.........................................   223,600     253,728
*   YNH Property Bhd............................................   133,216      44,719
    YTL Corp. Bhd............................................... 1,865,562     620,676
    YTL Power International Bhd.................................   349,503     104,923
    Zhulian Corp. Bhd...........................................    45,600      16,729
                                                                           -----------
TOTAL MALAYSIA..................................................            25,815,042
                                                                           -----------
MEXICO -- (0.8%)
    Alfa S.A.B. de C.V., Class A................................ 1,353,877   1,843,645
    Alpek S.A.B. de C.V.........................................   193,325     326,431
    Alsea S.A.B. de C.V.........................................   206,045     709,969
    America Movil S.A.B. de C.V., Series L......................   781,046     668,411
    America Movil S.A.B. de C.V., Class L Sponsored ADR.........    23,684     405,233
    Arca Continental S.A.B. de C.V..............................   114,633     761,196
*   Axtel S.A.B. de C.V.........................................   593,377     122,574
    Banco Santander Mexico SA Institucion de Banca Multiple
      Grupo Financiero Santand, Class B.........................   283,931     478,811
    Bolsa Mexicana de Valores S.A.B. de C.V.....................    96,462     181,147
*   Cemex S.A.B. de C.V......................................... 2,319,321   1,732,234
    Coca-Cola Femsa S.A.B. de C.V., Series L....................     7,700      48,172
    Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR...............     4,452     278,206
    Consorcio ARA S.A.B. de C.V., Series *......................   305,857     113,562
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR......    15,370     113,277
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A..    25,993      19,065
    Corp. Inmobiliaria Vesta S.A.B. de C.V......................   163,677     254,678
    Corp. Moctezuma S.A.B. de C.V., Series *....................    73,800     309,095
    Credito Real S.A.B. de C.V. SOFOM ER........................    85,587     120,314
    El Puerto de Liverpool S.A.B. de C.V........................    10,237      76,320
*   Empresas ICA S.A.B. de C.V..................................   117,564         588
*   Financiera Independencia S.A.B. de C.V. SOFOM ENR...........    32,800       4,540
    Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR....     4,157     407,968
*   Genomma Lab Internacional S.A.B. de C.V., Class B...........   450,602     358,301
    Gentera S.A.B. de C.V.......................................   471,339     508,824
    Gruma S.A.B. de C.V., Class B...............................    70,384     909,740
*   Grupo Aeromexico S.A.B. de C.V..............................    71,958     109,224
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V..........    94,716     575,835
    Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR........     9,537     901,723
    Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B....    24,482     231,583
    Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR.........     5,100     911,319
    Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B.....     2,400      42,868
    Grupo Bimbo S.A.B. de C.V., Series A........................   157,200     336,705
    Grupo Carso S.A.B. de C.V., Series A1.......................    76,516     318,582
    Grupo Cementos de Chihuahua S.A.B. de C.V...................    14,060      90,624
    Grupo Comercial Chedraui S.A. de C.V........................   136,674     334,980
    Grupo Elektra S.A.B. de C.V.................................    13,973     522,746
*   Grupo Famsa S.A.B. de C.V., Class A.........................   110,408      74,049
    Grupo Financiero Banorte S.A.B. de C.V......................   216,538   1,510,374
    Grupo Financiero Inbursa S.A.B. de C.V......................   329,521     543,669
*   Grupo GICSA S.A. de C.V.....................................   109,089      53,322
    Grupo Herdez S.A.B. de C.V., Series *.......................   151,299     325,689
    Grupo Lala S.A.B. de C.V....................................    49,771      52,955
    Grupo Lamosa S.A.B. de C.V..................................    35,276      75,709
    Grupo Mexico S.A.B. de C.V., Series B.......................   777,552   2,447,665
*   Grupo Pochteca S.A.B. de C.V................................     3,616       1,426
    Grupo Sanborns S.A.B. de C.V................................    53,862      56,065
*   Grupo Simec S.A.B. de C.V., Sponsored ADR...................     1,049      10,312
*   Grupo Simec S.A.B. de C.V., Series B........................    39,212     128,359

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
MEXICO -- (Continued)
    Grupo Televisa S.A.B., Series CPO.................... 262,636 $ 1,045,034
    Grupo Televisa S.A.B., Sponsored ADR.................  23,672     470,599
*   Hoteles City Express S.A.B. de C.V................... 133,529     173,236
*   Impulsora del Desarrollo y el Empleo en America
      Latina S.A.B. de C.V............................... 133,290     219,018
    Industrias Bachoco S.A.B. de C.V., ADR...............     742      44,071
    Industrias Bachoco S.A.B. de C.V., Series B..........  56,734     280,051
*   Industrias CH S.A.B. de C.V., Series B...............  75,552     351,862
    Industrias Penoles S.A.B. de C.V.....................  50,030     848,251
    Infraestructura Energetica Nova S.A.B. de C.V........  35,103     171,788
    Kimberly-Clark de Mexico S.A.B. de C.V., Class A..... 255,812     471,058
*   La Comer S.A.B. de C.V............................... 164,315     180,733
*   Maxcom Telecomunicaciones S.A.B. de C.V..............   4,640       1,614
    Megacable Holdings S.A.B. de C.V..................... 154,480     741,245
    Mexichem S.A.B. de C.V............................... 454,574   1,590,713
*   Minera Frisco S.A.B. de C.V..........................  88,464      37,972
    Nemak S.A.B. de C.V.................................. 305,774     252,163
    Organizacion Cultiba S.A.B. de C.V...................  12,061       9,707
*   Organizacion Soriana S.A.B. de C.V., Class B......... 151,399     285,938
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V................................................  47,490     490,551
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V................................................   2,632      20,053
    Qualitas Controladora S.A.B. de C.V..................  57,781     154,763
    Rassini S.A.B. de C.V................................  24,129      88,268
    Rassini S.A.B. de C.V., Class A......................  14,781      30,930
    Regional S.A.B. de C.V............................... 124,507     758,689
*   Telesites S.A.B. de C.V.............................. 162,543     120,265
    TV Azteca S.A.B. de C.V.............................. 471,517      58,947
    Unifin Financiera S.A.B. de C.V. SOFOM ENR...........  43,871     121,860
    Vitro S.A.B. de C.V., Series A.......................  16,205      50,873
    Wal-Mart de Mexico S.A.B. de C.V..................... 226,538     661,342
                                                                  -----------
TOTAL MEXICO.............................................          30,139,678
                                                                  -----------
NETHERLANDS -- (2.2%)
    Aalberts Industries NV...............................  54,944   2,489,724
    ABN AMRO Group NV....................................  34,117     944,221
    Accell Group.........................................  10,504     218,669
    Aegon NV............................................. 258,594   1,704,663
    Aegon NV.............................................  90,321     591,603
    AFC Ajax NV..........................................     546       7,467
    Akzo Nobel NV........................................  64,558   5,962,635
*   Altice Europe NV, Class A............................  17,214      57,363
*   Altice Europe NV, Class B............................   5,112      16,991
    AMG Advanced Metallurgical Group NV..................  16,363     966,085
    Amsterdam Commodities NV.............................   8,922     208,787
    APERAM SA............................................  23,132   1,090,209
    Arcadis NV...........................................  32,110     586,305
    ArcelorMittal........................................  19,696     631,260
    ArcelorMittal........................................  76,808   2,446,333
    ASM International NV.................................  20,246   1,165,531
    ASML Holding NV......................................  20,489   4,384,539
*   Basic-Fit NV.........................................     250       8,147
    BE Semiconductor Industries NV.......................  50,536   1,092,569
    Beter Bed Holding NV.................................   7,640      53,399
    BinckBank NV.........................................  27,641     167,347
    Boskalis Westminster.................................  37,368   1,145,758
    Brunel International NV..............................   6,552     107,124
    Coca-Cola European Partners P.L.C....................  26,892   1,110,188
    Corbion NV...........................................  36,891   1,263,103
    ForFarmers NV........................................  11,620     132,026
*   Fugro NV.............................................  36,135     519,898

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
NETHERLANDS -- (Continued)
*   Gemalto NV...........................................  23,043 $ 1,344,205
    GrandVision NV.......................................   9,110     209,135
*   Heijmans NV..........................................   9,654     123,136
    Heineken NV..........................................  22,194   2,242,522
    Hunter Douglas NV....................................   1,878     144,360
    IMCD NV..............................................  12,404     901,194
    ING Groep NV, Sponsored ADR.......................... 157,227   2,400,856
    ING Groep NV.........................................  29,567     451,983
    KAS Bank NV..........................................   5,395      61,513
    Kendrion NV..........................................   7,665     332,156
    Koninklijke Ahold Delhaize NV, Sponsored ADR.........     787      19,988
    Koninklijke Ahold Delhaize NV........................ 233,772   5,944,976
    Koninklijke BAM Groep NV............................. 101,247     414,793
    Koninklijke DSM NV...................................  46,639   4,970,779
    Koninklijke KPN NV................................... 834,904   2,413,894
    Koninklijke Philips NV...............................  54,061   2,373,253
    Koninklijke Philips NV...............................  72,633   3,182,778
    Koninklijke Vopak NV.................................  35,243   1,657,701
    Nederland Apparatenfabriek...........................   1,875     101,159
    NN Group NV..........................................  59,689   2,636,889
*   OCI NV...............................................  33,717   1,019,349
    Ordina NV............................................  54,448     126,156
    PostNL NV............................................ 167,557     661,422
    Randstad NV..........................................  66,959   4,237,707
    RELX NV, Sponsored ADR...............................  12,919     282,026
    RELX NV..............................................  60,337   1,312,251
    SBM Offshore NV......................................  78,834   1,221,504
    Signify NV...........................................  26,470     732,964
    Sligro Food Group NV.................................  11,208     463,974
    TKH Group NV.........................................  21,086   1,317,890
*   TomTom NV............................................  35,932     366,961
    Unilever NV..........................................  40,534   2,329,084
    Unilever NV..........................................  13,702     790,481
    Van Lanschot Kempen NV...............................   4,130     113,827
    Wessanen.............................................  40,223     598,944
    Wolters Kluwer NV....................................  70,283   4,232,361
                                                                  -----------
TOTAL NETHERLANDS........................................          80,806,115
                                                                  -----------
NEW ZEALAND -- (0.3%)
*   a2 Milk Co., Ltd..................................... 129,455     924,594
    Air New Zealand, Ltd................................. 375,730     831,632
    Auckland International Airport, Ltd..................  88,393     402,447
    Chorus, Ltd.......................................... 181,613     533,753
    Chorus, Ltd., ADR....................................   2,187      30,990
    Contact Energy, Ltd.................................. 126,788     499,873
    EBOS Group, Ltd......................................  24,441     336,675
    Fisher & Paykel Healthcare Corp., Ltd................  98,156     991,171
    Fletcher Building, Ltd............................... 192,731     923,591
    Fletcher Building, Ltd...............................  12,299      59,219
    Fonterra Co-operative Group, Ltd.....................  16,111      56,251
    Freightways, Ltd.....................................  40,378     218,895
    Genesis Energy, Ltd.................................. 112,313     195,306
    Gentrack Group, Ltd..................................   5,110      23,582
    Hallenstein Glasson Holdings, Ltd....................     609       2,124
    Heartland Bank, Ltd.................................. 108,672     126,682
    Infratil, Ltd........................................ 123,334     291,066
    Kathmandu Holdings, Ltd..............................  34,605      72,739
    Mainfreight, Ltd.....................................  31,997     603,987
    Mercury NZ, Ltd......................................  28,664      65,689

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
NEW ZEALAND -- (Continued)
    Meridian Energy, Ltd.................................  67,998 $   145,619
    Metlifecare, Ltd.....................................  51,761     217,664
    Metro Performance Glass, Ltd.........................  20,089      11,651
    New Zealand Refining Co., Ltd. (The).................  57,566      95,347
    NZME, Ltd............................................  83,243      47,098
    NZX, Ltd.............................................  50,279      37,698
    PGG Wrightson, Ltd...................................   8,757       3,822
    Port of Tauranga, Ltd................................  53,776     182,653
    Restaurant Brands New Zealand, Ltd...................  48,712     254,096
    Ryman Healthcare, Ltd................................  30,673     254,523
    Sanford, Ltd.........................................  16,333      85,088
    Scales Corp., Ltd....................................  27,670      88,523
    Skellerup Holdings, Ltd..............................  44,340      61,980
    SKY Network Television, Ltd.......................... 136,808     253,115
    SKYCITY Entertainment Group, Ltd..................... 295,923     799,395
    Spark New Zealand, Ltd............................... 421,958   1,114,133
    Steel & Tube Holdings, Ltd...........................  17,544      17,475
    Summerset Group Holdings, Ltd........................ 113,421     598,265
*   Synlait Milk, Ltd....................................  10,538      78,206
    Tegel Group Holdings, Ltd............................  15,288      11,676
    Tilt Renewables, Ltd.................................  13,045      18,940
    Tourism Holdings, Ltd................................  58,498     243,350
*   TOWER, Ltd...........................................  42,638      21,813
    Trade Me Group, Ltd.................................. 120,753     399,646
    Trustpower, Ltd......................................  13,045      52,494
    Vector, Ltd..........................................  54,504     123,091
    Warehouse Group, Ltd. (The)..........................  43,907      60,460
    Z Energy, Ltd........................................  97,687     478,392
                                                                  -----------
TOTAL NEW ZEALAND........................................          12,946,479
                                                                  -----------
NORWAY -- (0.7%)
    ABG Sundal Collier Holding ASA....................... 185,797     131,998
    AF Gruppen ASA.......................................   2,063      31,993
*   Akastor ASA..........................................  62,139     128,710
    Aker ASA, Class A....................................   7,538     588,850
    Aker BP ASA..........................................  38,985   1,392,971
*   Aker Solutions ASA...................................  50,769     347,233
    American Shipping Co. ASA............................  17,370      61,126
*   Archer, Ltd..........................................  29,833      33,456
    Atea ASA.............................................  35,638     509,392
    Austevoll Seafood ASA................................  48,750     710,022
*   Avance Gas Holding, Ltd..............................  18,822      53,605
*   Axactor AB...........................................  25,840      73,054
    Bakkafrost P/F.......................................   9,791     601,637
    Bonheur ASA..........................................   9,038     129,274
    Borregaard ASA.......................................  38,974     369,985
*   BW LPG, Ltd..........................................  35,356     160,188
*   BW Offshore, Ltd.....................................  53,903     292,988
    DNB ASA..............................................  69,320   1,395,879
*   DNO ASA.............................................. 436,286     924,133
*   DOF ASA..............................................  53,590      52,625
    Ekornes ASA..........................................  10,616     179,312
    Entra ASA............................................  19,314     282,010
    Equinor ASA.......................................... 145,799   3,868,369
    Equinor ASA, Sponsored ADR...........................  36,145     956,397
    Europris ASA.........................................  34,371      89,423
*   Fred Olsen Energy ASA................................  20,918      18,662
    Frontline, Ltd.......................................  33,235     169,332
    Gjensidige Forsikring ASA............................  16,480     264,521

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
NORWAY -- (Continued)
    Golar LNG, Ltd.......................................   3,007 $    78,212
    Grieg Seafood ASA....................................  33,933     402,927
    Hexagon Composites ASA...............................  19,451      64,889
    Hoegh LNG Holdings, Ltd..............................   6,703      39,655
*   Kongsberg Automotive ASA............................. 187,622     218,480
    Kongsberg Gruppen ASA................................   6,562     133,265
*   Kvaerner ASA.........................................  58,803     105,719
    Leroy Seafood Group ASA..............................  68,880     541,700
    Marine Harvest ASA...................................  35,716     780,964
#*  NEL ASA.............................................. 170,548      67,578
*   Nordic Semiconductor ASA.............................  18,887     113,849
    Norsk Hydro ASA...................................... 133,084     759,116
    Norway Royal Salmon ASA..............................   7,658     194,438
#*  Norwegian Air Shuttle ASA............................  12,953     379,400
*   Norwegian Finans Holding ASA.........................  29,605     361,626
    Ocean Yield ASA......................................  30,197     247,672
*   Odfjell Drilling, Ltd................................  27,630     106,098
    Odfjell SE, Class A..................................   2,716      11,126
    Orkla ASA............................................  26,533     224,517
*   Otello Corp. ASA.....................................  32,750      77,941
*   Petroleum Geo-Services ASA........................... 130,315     635,117
*   Prosafe SE...........................................  16,760      38,426
*   Protector Forsikring ASA.............................  24,198     182,311
*   Q-Free ASA...........................................   7,742       7,731
*   REC Silicon ASA...................................... 879,175      88,080
    Salmar ASA...........................................   8,154     416,047
    Sbanken ASA..........................................   3,765      36,472
    Scatec Solar ASA.....................................  44,885     345,836
    Schibsted ASA, Class A...............................   3,700     128,050
    Schibsted ASA, Class B...............................   3,700     119,953
    Selvaag Bolig ASA....................................  13,362      72,770
    Solon Eiendom ASA....................................   3,794      12,908
*   Solstad Farstad ASA..................................  50,744      38,233
    SpareBank 1 SR-Bank ASA..............................  45,651     507,059
    Stolt-Nielsen, Ltd...................................   9,886     169,329
    Storebrand ASA.......................................  89,957     766,247
    Subsea 7 SA..........................................  53,473     774,349
    Telenor ASA..........................................  29,211     571,426
    TGS NOPEC Geophysical Co. ASA........................  40,842   1,557,156
    Tomra Systems ASA....................................  30,975     639,674
    Veidekke ASA.........................................  35,538     348,769
*   Wallenius Wilhelmsen Logistics.......................  22,907     112,050
    Wilh Wilhelmsen Holding ASA, Class A.................   5,341     133,604
    XXL ASA..............................................  17,705     108,597
    Yara International ASA...............................  12,878     567,818
                                                                  -----------
TOTAL NORWAY.............................................          27,104,329
                                                                  -----------
PERU -- (0.0%)
    Cementos Pacasmayo SAA, ADR..........................   2,701      30,948
    Credicorp, Ltd.......................................   3,175     726,345
*   Fossal SAA, ADR......................................     342         209
*   Grana y Montero SAA, Sponsored ADR...................  10,766      40,695
                                                                  -----------
TOTAL PERU...............................................             798,197
                                                                  -----------
PHILIPPINES -- (0.3%)
    Aboitiz Equity Ventures, Inc.........................  88,530      96,157
    Aboitiz Power Corp................................... 172,300     120,764
*   Alliance Global Group, Inc........................... 704,800     158,369

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE>>
                                                          --------- --------
PHILIPPINES -- (Continued)
*   Apex Mining Co., Inc................................. 1,214,000 $ 32,241
*   Atlas Consolidated Mining & Development Corp.........   113,900    8,281
    Ayala Corp...........................................    33,685  635,269
    Ayala Land, Inc......................................   354,100  272,699
    Bank of the Philippine Islands.......................    96,555  178,504
    BDO Unibank, Inc.....................................    87,786  218,502
    Belle Corp........................................... 1,295,800   78,389
    Bloomberry Resorts Corp.............................. 1,978,900  390,955
    Cebu Air, Inc........................................    89,750  118,927
    Century Pacific Food, Inc............................   226,400   66,106
    Century Properties Group, Inc........................   730,005    5,978
    China Banking Corp...................................   121,067   75,600
    Cosco Capital, Inc................................... 1,123,900  129,110
    D&L Industries, Inc..................................   518,200   99,400
    DMCI Holdings, Inc................................... 1,700,550  378,138
*   DoubleDragon Properties Corp.........................   122,560   59,930
*   East West Banking Corp...............................   194,050   52,790
*   EEI Corp.............................................   181,100   36,787
    Emperador, Inc.......................................   390,600   53,539
*   Empire East Land Holdings, Inc....................... 1,000,000   11,158
*   Energy Development Corp..............................   631,727   60,552
    Filinvest Land, Inc.................................. 3,876,000  103,637
    First Gen Corp.......................................   306,300   89,524
    First Philippine Holdings Corp.......................   105,830  124,486
*   Global Ferronickel Holdings, Inc.....................   222,352    8,717
    Globe Telecom, Inc...................................     7,340  253,695
    GT Capital Holdings, Inc.............................     6,831  124,706
    Integrated Micro-Electronics, Inc....................   248,579   65,681
    International Container Terminal Services, Inc.......   144,160  241,707
    JG Summit Holdings, Inc..............................   273,130  288,214
    Jollibee Foods Corp..................................    36,420  185,278
*   Lepanto Consolidated Mining Co.......................   269,000      639
    Lopez Holdings Corp..................................   806,300   57,541
    LT Group, Inc........................................   504,600  171,064
    Manila Electric Co...................................    18,880  135,091
    Manila Water Co., Inc................................   292,500  146,084
    Max's Group, Inc.....................................    34,100    8,256
    Megawide Construction Corp...........................   335,500  120,981
    Megaworld Corp....................................... 3,101,000  271,260
*   Melco Resorts And Entertainment Philippines Corp.....   425,000   55,168
    Metro Pacific Investments Corp....................... 1,897,800  168,452
    Metro Retail Stores Group, Inc.......................   155,000    8,086
    Metropolitan Bank & Trust Co.........................    87,382  121,410
    Nickel Asia Corp.....................................   303,700   24,880
    Pepsi-Cola Products Philippines, Inc.................   343,700   14,567
    Petron Corp.......................................... 1,103,700  184,510
    Philex Mining Corp...................................   384,300   32,048
*   Philippine National Bank.............................   107,945   94,836
    Philippine Stock Exchange, Inc. (The)................       312    1,200
*   Philweb Corp.........................................    57,200    6,033
    Phinma Energy Corp...................................   357,000    8,141
    Phoenix Petroleum Philippines, Inc...................   130,700   29,377
    Pilipinas Shell Petroleum Corp.......................    48,160   51,079
    PLDT, Inc., Sponsored ADR............................     4,722  117,956
    PLDT, Inc............................................     3,850   96,582
    Premium Leisure Corp................................. 1,877,000   31,818
    Puregold Price Club, Inc.............................   215,600  183,932
    RFM Corp.............................................   196,000   16,977
    Rizal Commercial Banking Corp........................   125,767   71,000

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
PHILIPPINES -- (Continued)
    Robinsons Land Corp..................................   778,978 $  287,570
    Robinsons Retail Holdings, Inc.......................   117,470    189,045
    San Miguel Corp......................................   148,420    389,311
    San Miguel Food and Beverage, Inc....................    72,790     94,996
    Security Bank Corp...................................    70,954    271,216
    Semirara Mining & Power Corp.........................   404,040    241,236
    SM Investments Corp..................................     4,905     87,908
    SM Prime Holdings, Inc...............................   136,926     97,480
*   SSI Group, Inc.......................................   485,000     18,826
    STI Education Systems Holdings, Inc..................   634,000     12,878
*   Top Frontier Investment Holdings, Inc................     3,465     16,913
    Union Bank Of Philippines............................    77,815    124,000
    Universal Robina Corp................................    67,390    162,500
    Vista Land & Lifescapes, Inc......................... 2,405,500    271,681
*   Xurpas, Inc..........................................   103,800      6,396
                                                                    ----------
TOTAL PHILIPPINES........................................            9,324,714
                                                                    ----------
POLAND -- (0.3%)
*   Agora SA.............................................     8,317     23,662
*   Alior Bank SA........................................    22,480    447,003
    Amica SA.............................................     1,011     34,476
*   AmRest Holdings SE...................................       743     88,706
    Asseco Poland SA.....................................    30,072    379,591
    Bank Handlowy w Warszawie SA.........................     2,755     56,580
*   Bank Millennium SA...................................   158,532    398,835
    Bank Pekao SA........................................     3,814    116,782
    Bank Zachodni WBK SA.................................     1,804    180,924
*   Bioton SA............................................     9,806     17,491
*   Boryszew SA..........................................    54,851    101,260
    Budimex SA...........................................     3,576    122,210
    CCC SA...............................................     3,260    200,839
*   CD Projekt SA........................................    12,992    702,441
    Ciech SA.............................................    17,044    259,843
    ComArch SA...........................................       886     42,416
*   Cyfrowy Polsat SA....................................    82,389    535,785
    Dom Development SA...................................     1,479     29,642
*   Enea SA..............................................    97,222    254,936
    Energa SA............................................    40,209     98,586
    Eurocash SA..........................................    17,727     89,794
*   Famur SA.............................................    42,007     58,203
*   Getin Holding SA.....................................    91,861     14,575
*   Getin Noble Bank SA..................................   122,278     32,794
    Globe Trade Centre SA................................    11,324     28,751
    Grupa Azoty SA.......................................    14,635    167,036
    Grupa Kety SA........................................     2,790    244,756
    Grupa Lotos SA.......................................    60,449  1,079,913
*   Impexmetal SA........................................    38,718     45,483
    ING Bank Slaski SA...................................     4,169    219,052
    Inter Cars SA........................................     1,704    126,189
*   Jastrzebska Spolka Weglowa SA........................    25,772    556,242
    Kernel Holding SA....................................    24,108    334,588
    KGHM Polska Miedz SA.................................    30,797    814,788
    LC Corp. SA..........................................    84,354     56,552
    LPP SA...............................................       125    306,975
*   Lubelski Wegiel Bogdanka SA..........................     5,169     87,697
    mBank SA.............................................     2,316    271,093
    Netia SA.............................................    53,536     72,647
    Neuca SA.............................................       584     40,842
*   Orange Polska SA.....................................   109,497    149,303

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
POLAND -- (Continued)
    Orbis SA.............................................     5,409 $   132,381
    Pfleiderer Group SA..................................     2,704      28,876
*   PGE Polska Grupa Energetyczna SA.....................   169,440     456,051
*   PKP Cargo SA.........................................    10,504     138,076
*   Polnord SA...........................................     9,078      22,563
    Polski Koncern Naftowy Orlen S.A.....................    53,743   1,362,978
*   Polskie Gornictwo Naftowe i Gazownictwo SA...........   101,680     153,667
*   Powszechna Kasa Oszczednosci Bank Polski SA..........    34,644     395,346
    Powszechny Zaklad Ubezpieczen SA.....................    24,594     282,865
*   Rafako SA............................................    19,463      18,711
    Stalexport Autostrady SA.............................    12,270      11,480
    Stalprodukt SA.......................................       407      54,940
*   Tauron Polska Energia SA.............................   435,059     267,944
    Trakcja SA...........................................    14,933      17,751
*   Vistula Group SA.....................................     9,906      11,470
    Warsaw Stock Exchange................................     9,961     105,487
    Wawel SA.............................................        43      10,497
                                                                    -----------
TOTAL POLAND.............................................            12,360,364
                                                                    -----------
PORTUGAL -- (0.2%)
    Altri SGPS SA........................................    42,109     430,225
*   Banco Comercial Portugues SA......................... 2,677,761     838,602
    CTT-Correios de Portugal SA..........................    45,285     159,063
    EDP - Energias de Portugal SA........................   150,256     613,018
    EDP Renovaveis SA....................................    66,089     682,615
    Galp Energia SGPS SA.................................    81,676   1,677,473
    Jeronimo Martins SGPS SA.............................    31,231     464,065
    Mota-Engil SGPS SA...................................    67,336     225,041
    Navigator Co. SA (The)...............................   109,729     625,809
    NOS SGPS SA..........................................   151,653     883,323
    REN - Redes Energeticas Nacionais SGPS SA............   116,495     341,114
    Semapa-Sociedade de Investimento e Gestao............    14,032     329,259
    Sonae Capital SGPS SA................................    50,652      53,078
    Sonae SGPS SA........................................   382,355     434,211
    Teixeira Duarte SA...................................    25,644       7,120
                                                                    -----------
TOTAL PORTUGAL...........................................             7,764,016
                                                                    -----------
RUSSIA -- (0.3%)
    Etalon Group P.L.C., GDR.............................    36,272     101,311
    Etalon Group P.L.C., GDR.............................    19,681      55,107
    Gazprom PJSC, Sponsored ADR..........................   281,393   1,261,935
    Globaltrans Investment P.L.C., GDR...................    12,202     140,185
    Globaltrans Investment P.L.C., GDR...................    10,124     116,426
*   Lenta, Ltd., GDR.....................................    15,130      75,499
*   Lenta, Ltd., GDR.....................................    12,540      62,571
    Lukoil PJSC, Sponsored ADR(BYZF386)..................     7,814     558,701
    Lukoil PJSC, Sponsored ADR(BYZDW2900)................     7,792     558,930
    Magnitogorsk Iron & Steel Works PJSC, GDR............    38,822     374,561
*   Mail.Ru Group, Ltd., GDR.............................     1,419      38,322
*   Mechel PJSC, Sponsored ADR...........................    16,260      45,853
    MegaFon PJSC, GDR....................................    11,182     106,156
    MegaFon PJSC, GDR....................................     2,360      22,538
    MMC Norilsk Nickel PJSC, ADR.........................       577       9,991
    MMC Norilsk Nickel PJSC, ADR.........................     9,287     160,396
    Novatek PJSC, GDR....................................       838     133,056
    Novatek PJSC, GDR....................................       178      28,320
    Novolipetsk Steel PJSC, GDR..........................    16,393     423,633
    PhosAgro PJSC, GDR...................................     8,962     118,452

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
RUSSIA -- (Continued)
    Ros Agro P.L.C., GDR.................................   3,044 $   32,527
    Rosneft Oil Co. PJSC, GDR............................ 121,900    804,540
    Rosneft Oil Co. PJSC, GDR............................  56,263    371,670
    Rostelecom PJSC, Sponsored ADR.......................   1,222      8,224
    Rostelecom PJSC, Sponsored ADR.......................   7,748     53,011
    RusHydro PJSC, ADR................................... 218,605    223,782
    Sberbank of Russia PJSC, Sponsored ADR...............  96,521  1,357,816
    Sberbank of Russia PJSC, Sponsored ADR...............   4,655     65,310
    Severstal PJSC, GDR..................................  15,052    245,615
    Tatneft PJSC, Sponsored ADR..........................   8,623    594,418
    TMK PJSC, GDR........................................  53,223    246,955
    TMK PJSC, GDR........................................   3,193     14,756
    VEON, Ltd., ADR......................................  94,715    286,987
    VTB Bank PJSC, GDR...................................  80,161    125,085
    VTB Bank PJSC, GDR................................... 324,250    505,830
    X5 Retail Group NV, GDR..............................  12,244    328,077
    X5 Retail Group NV, GDR..............................     312      8,362
                                                                  ----------
TOTAL RUSSIA.............................................          9,664,908
                                                                  ----------
SINGAPORE -- (0.8%)
    Accordia Golf Trust.................................. 283,200    123,801
    AEM Holdings, Ltd....................................  49,200     36,100
    Amara Holdings, Ltd..................................  25,000      8,725
*   Aspial Corp., Ltd....................................  58,100     10,347
    Avarga, Ltd..........................................  64,000     10,845
    Banyan Tree Holdings, Ltd............................ 107,700     44,749
    Best World International, Ltd........................  93,700     87,659
    Bonvests Holdings, Ltd...............................  22,000     21,806
    Boustead Projects, Ltd...............................  15,189     10,106
    Boustead Singapore, Ltd.............................. 179,533    108,774
    BreadTalk Group, Ltd.................................  54,000     46,060
    Bukit Sembawang Estates, Ltd.........................  42,600    175,225
    Bund Center Investment, Ltd..........................  64,750     30,516
    CapitaLand, Ltd...................................... 424,200  1,007,709
    Centurion Corp., Ltd................................. 128,700     41,997
    China Aviation Oil Singapore Corp., Ltd..............  59,800     65,949
    China Sunsine Chemical Holdings, Ltd.................  80,600     89,018
    Chip Eng Seng Corp., Ltd............................. 209,700    124,162
    CITIC Envirotech, Ltd................................ 251,400    115,593
    City Developments, Ltd...............................  47,900    353,066
*   Cityneon Holdings, Ltd...............................  28,000     21,226
    Civmec, Ltd..........................................  16,000      6,636
    ComfortDelGro Corp., Ltd............................. 434,000    750,183
*   COSCO Shipping International Singapore Co., Ltd...... 119,200     36,047
    CSE Global, Ltd...................................... 136,900     45,322
    Dairy Farm International Holdings, Ltd...............  24,100    196,903
    DBS Group Holdings, Ltd..............................  51,552  1,014,302
    Del Monte Pacific, Ltd............................... 179,159     25,017
    Delfi, Ltd...........................................   7,000      5,917
    Duty Free International, Ltd.........................  91,400     14,112
*   Dyna-Mac Holdings, Ltd............................... 150,000     12,919
    Elec & Eltek International Co., Ltd..................   5,000      7,304
*   Ezion Holdings, Ltd.................................. 904,354     54,076
#*  Ezra Holdings, Ltd................................... 767,465      5,828
    Far East Orchard, Ltd................................  34,076     34,309
    First Resources, Ltd................................. 207,600    245,773
    Food Empire Holdings, Ltd............................ 131,300     60,335
*   Fragrance Group, Ltd................................. 206,000     22,401
    Frasers Property, Ltd................................ 103,600    128,785

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
SINGAPORE -- (Continued)
    Frencken Group, Ltd..................................   147,500 $   49,953
*   Gallant Venture, Ltd.................................   282,900     27,616
    Genting Singapore, Ltd...............................   397,700    373,935
    Geo Energy Resources, Ltd............................   267,800     47,272
    GL, Ltd..............................................   132,000     75,685
    Golden Agri-Resources, Ltd........................... 2,415,700    497,622
    Golden Energy & Resources, Ltd.......................   117,900     32,505
    Great Eastern Holdings, Ltd..........................     5,000    101,524
    GuocoLand, Ltd.......................................    81,166    121,267
    Halcyon Agri Corp., Ltd..............................   115,356     44,128
    Health Management International, Ltd.................    70,800     30,463
    Hiap Hoe, Ltd........................................    39,000     25,239
    Hi-P International, Ltd..............................   139,000    129,114
    Ho Bee Land, Ltd.....................................    93,800    173,704
    Hong Fok Corp., Ltd..................................   141,220     75,339
*   Hong Leong Asia, Ltd.................................    58,300     37,123
    Hongkong Land Holdings, Ltd..........................    45,700    332,790
    Hotel Grand Central, Ltd.............................    41,908     43,115
    Hutchison Port Holdings Trust........................ 2,379,800    607,839
*   Hyflux, Ltd..........................................   291,500     29,150
    iFAST Corp., Ltd.....................................    18,300     15,063
    Indofood Agri Resources, Ltd.........................   175,000     28,312
    Japfa, Ltd...........................................   203,300    111,421
    Jardine Cycle & Carriage, Ltd........................     8,255    204,376
    Keppel Corp., Ltd....................................   250,100  1,264,228
    Keppel Infrastructure Trust..........................   664,757    254,085
    Koh Brothers Group, Ltd..............................    48,000      9,713
    KSH Holdings, Ltd....................................    66,000     30,335
    Lian Beng Group, Ltd.................................   154,500     57,380
    Low Keng Huat Singapore, Ltd.........................    66,000     29,114
    M1, Ltd..............................................   134,500    162,041
    Mandarin Oriental International, Ltd.................     7,300     17,101
    Memtech International, Ltd...........................    20,500     20,386
*   Midas Holdings, Ltd..................................   550,500     58,230
*   mm2 Asia, Ltd........................................    81,900     26,509
*   Nam Cheong, Ltd......................................   302,000        843
    Nera Telecommunications, Ltd.........................    53,000     12,275
*   Oceanus Group, Ltd................................... 2,196,800      9,664
    Olam International, Ltd..............................   220,900    362,288
    OUE, Ltd.............................................   169,900    198,644
    Oversea-Chinese Banking Corp., Ltd...................   404,382  3,444,999
    Oxley Holdings, Ltd..................................    99,568     26,368
    Pan-United Corp., Ltd................................    53,750     11,853
    Penguin International, Ltd...........................    41,666      9,964
    Perennial Real Estate Holdings, Ltd..................    18,900     11,047
    Q&M Dental Group Singapore, Ltd......................    94,100     37,369
    QAF, Ltd.............................................    92,707     58,910
*   Raffles Education Corp., Ltd.........................   143,481     16,795
    Raffles Medical Group, Ltd...........................   279,373    230,082
    RHT Health Trust.....................................   271,700    154,697
    Riverstone Holdings, Ltd.............................    54,200     43,819
    SATS, Ltd............................................   135,870    518,768
    SBS Transit, Ltd.....................................    18,200     34,242
    Sembcorp Industries, Ltd.............................   629,900  1,241,289
    Sembcorp Marine, Ltd.................................    35,900     48,263
    Sheng Siong Group, Ltd...............................   164,000    128,932
    SIA Engineering Co., Ltd.............................    18,800     41,030
*   SIIC Environment Holdings, Ltd.......................   471,300    129,856
    Sinarmas Land, Ltd...................................   520,200    131,963

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
SINGAPORE -- (Continued)
    Sing Holdings, Ltd...................................    16,000 $     4,818
    Singapore Airlines, Ltd..............................   201,800   1,464,331
    Singapore Exchange, Ltd..............................    59,000     322,958
    Singapore Post, Ltd..................................   428,200     422,058
    Singapore Technologies Engineering, Ltd..............   108,700     273,487
    Singapore Telecommunications, Ltd....................   390,000     920,407
*   Sino Grandness Food Industry Group, Ltd..............   226,909      33,384
    Stamford Land Corp., Ltd.............................   150,000      52,893
    StarHub, Ltd.........................................   209,100     264,543
    Sunningdale Tech, Ltd................................    77,200      77,965
*   Swiber Holdings, Ltd.................................   105,749       1,585
    Tai Sin Electric, Ltd................................    51,900      14,494
*   Thomson Medical Group, Ltd...........................   380,900      22,985
    Tuan Sing Holdings, Ltd..............................   223,607      66,494
    UMS Holdings, Ltd....................................   195,000     117,469
    United Engineers, Ltd................................   219,200     431,611
    United Industrial Corp., Ltd.........................   103,613     239,611
    United Overseas Bank, Ltd............................   173,892   3,457,925
    UOB-Kay Hian Holdings, Ltd...........................    76,317      71,832
    UOL Group, Ltd.......................................   123,455     651,848
    Valuetronics Holdings, Ltd...........................   169,180      83,463
    Venture Corp., Ltd...................................   103,600   1,273,927
    Vibrant Group, Ltd...................................    38,717       5,662
    Wee Hur Holdings, Ltd................................   112,500      19,442
    Wheelock Properties Singapore, Ltd...................   111,100     179,085
    Wilmar International, Ltd............................   192,200     442,645
    Wing Tai Holdings, Ltd...............................   165,100     251,342
    Yeo Hiap Seng, Ltd...................................     7,068       5,350
*   Yongnam Holdings, Ltd................................   124,875      23,484
                                                                    -----------
TOTAL SINGAPORE..........................................            28,444,337
                                                                    -----------
SOUTH AFRICA -- (2.0%)
    Absa Group, Ltd......................................   216,901   2,825,727
    Adcock Ingram Holdings, Ltd..........................    32,826     160,353
*   Adcorp Holdings, Ltd.................................    30,200      35,947
    Advtech, Ltd.........................................   251,562     300,024
    AECI, Ltd............................................    60,182     484,059
    African Oxygen, Ltd..................................    57,335     123,767
*   African Phoenix Investments, Ltd.....................   160,097       7,283
    African Rainbow Minerals, Ltd........................    51,607     445,337
    Afrimat, Ltd.........................................    14,318      26,915
    Alexander Forbes Group Holdings, Ltd.................   304,049     115,846
*   Allied Electronics Corp., Ltd........................    29,460      35,010
    Alviva Holdings, Ltd.................................    57,884      82,346
    Anglo American Platinum, Ltd.........................    12,433     382,439
    AngloGold Ashanti, Ltd...............................    92,451     811,550
    AngloGold Ashanti, Ltd., Sponsored ADR...............   171,502   1,524,653
*   ArcelorMittal South Africa, Ltd......................   140,868      34,304
*   Ascendis Health, Ltd.................................    67,523      52,413
    Aspen Pharmacare Holdings, Ltd.......................    44,018     852,693
    Assore, Ltd..........................................    13,290     276,982
    Astral Foods, Ltd....................................    27,568     610,796
*   Attacq, Ltd..........................................   127,856     162,712
*   Aveng, Ltd........................................... 2,478,114      16,876
    AVI, Ltd.............................................   146,804   1,219,022
    Balwin Properties, Ltd...............................    30,346      10,473
    Barloworld, Ltd......................................   105,067   1,011,275
    Bid Corp., Ltd.......................................    62,747   1,254,602
    Bidvest Group, Ltd. (The)............................   163,390   2,322,556

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE>>
                                                            ------- ----------
SOUTH AFRICA -- (Continued)
    Blue Label Telecoms, Ltd............................... 196,376 $  137,594
    Capitec Bank Holdings, Ltd.............................  14,213  1,026,386
    Cashbuild, Ltd.........................................  13,762    324,012
    Caxton and CTP Publishers and Printers, Ltd............   6,415      5,243
    City Lodge Hotels, Ltd.................................  18,314    208,794
    Clicks Group, Ltd......................................  58,328    856,078
    Clover Industries, Ltd.................................  44,600     55,449
*   Consolidated Infrastructure Group, Ltd.................  44,600     10,812
    Coronation Fund Managers, Ltd..........................  81,420    368,259
*   Curro Holdings, Ltd....................................  28,501     67,111
    DataTec, Ltd........................................... 151,306    281,566
    Discovery, Ltd.........................................  87,048  1,122,003
*   Distell Group Holdings, Ltd............................  11,516    112,383
    DRDGOLD, Ltd........................................... 120,113     31,260
*   enX Group, Ltd.........................................  11,577     10,515
    EOH Holdings, Ltd......................................  59,009    186,499
    Exxaro Resources, Ltd..................................  76,859    757,329
*   Famous Brands, Ltd.....................................  27,746    237,510
    FirstRand, Ltd......................................... 570,026  2,996,115
    Foschini Group, Ltd. (The)............................. 103,190  1,347,370
    Gold Fields, Ltd.......................................  90,296    331,364
    Gold Fields, Ltd., Sponsored ADR....................... 503,365  1,882,585
    Grand Parade Investments, Ltd..........................  20,425      2,998
*   Grindrod Shipping Holdings, Ltd........................   5,985     60,912
*   Grindrod, Ltd.......................................... 239,421    142,862
*   Group Five, Ltd........................................  29,546      1,907
    Harmony Gold Mining Co., Ltd...........................  14,209     23,650
    Harmony Gold Mining Co., Ltd., Sponsored ADR........... 126,866    215,672
    Hudaco Industries, Ltd.................................  16,429    183,206
    Hulamin, Ltd...........................................  57,757     21,641
*   Impala Platinum Holdings, Ltd.......................... 298,643    443,589
    Imperial Holdings, Ltd.................................  79,165  1,283,571
    Investec, Ltd..........................................  46,599    336,732
    Invicta Holdings, Ltd..................................   6,662     16,870
    Italtile, Ltd..........................................  17,566     16,708
    JSE, Ltd...............................................  54,378    685,966
    KAP Industrial Holdings, Ltd........................... 764,635    415,163
    Kumba Iron Ore, Ltd....................................  23,130    511,735
    Lewis Group, Ltd.......................................  58,479    132,802
    Liberty Holdings, Ltd..................................  77,385    677,047
    Life Healthcare Group Holdings, Ltd.................... 692,100  1,262,192
    Massmart Holdings, Ltd.................................  66,875    596,417
    Merafe Resources, Ltd.................................. 657,825     76,068
    Metair Investments, Ltd................................  89,589    105,244
    MiX Telematics, Ltd., Sponsored ADR....................   6,212    108,834
    MMI Holdings, Ltd...................................... 572,855    739,162
    Mondi, Ltd.............................................  30,688    840,842
    Mpact, Ltd.............................................  81,828    141,567
    Mr. Price Group, Ltd...................................  60,261  1,075,044
    MTN Group, Ltd......................................... 380,561  3,310,636
    Murray & Roberts Holdings, Ltd......................... 181,217    249,039
*   Nampak, Ltd............................................ 283,257    325,744
    Naspers, Ltd., Class N.................................   3,750    923,133
    Nedbank Group, Ltd.....................................  43,368    897,444
    NEPI Rockcastle P.L.C..................................  28,038    259,663
    Netcare, Ltd........................................... 579,424  1,188,296
*   Northam Platinum, Ltd.................................. 122,047    327,410
    Novus Holdings, Ltd....................................  13,400      3,864
    Oceana Group, Ltd......................................  23,889    141,736

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
SOUTH AFRICA -- (Continued)
*   Old Mutual, Ltd...................................... 1,048,747 $ 2,399,651
    Omnia Holdings, Ltd..................................    26,191     257,068
    Peregrine Holdings, Ltd..............................   103,340     163,620
    Pick n Pay Stores, Ltd...............................   137,682     777,381
    Pioneer Foods Group, Ltd.............................    54,309     479,033
*   PPC, Ltd.............................................   620,481     300,693
    PSG Group, Ltd.......................................    29,840     527,470
    Raubex Group, Ltd....................................    75,479     113,496
    RCL Foods, Ltd.......................................    37,465      48,799
    Reunert, Ltd.........................................    82,852     514,644
    Rhodes Food Group Pty, Ltd...........................    33,536      47,242
*   Royal Bafokeng Platinum, Ltd.........................    23,448      43,261
    Sanlam, Ltd..........................................   382,821   2,219,482
    Santam, Ltd..........................................    21,037     483,510
    Sappi, Ltd...........................................   317,932   2,272,239
    Sasol, Ltd...........................................     6,235     245,706
    Sasol, Ltd., Sponsored ADR...........................    83,230   3,296,740
    Shoprite Holdings, Ltd...............................    43,729     723,229
*   Sibanye Gold, Ltd....................................   686,864     420,432
*   Sibanye Gold, Ltd., Sponsored ADR....................    49,830     125,572
    SPAR Group, Ltd. (The)...............................    95,379   1,388,980
    Spur Corp., Ltd......................................    23,750      46,237
    Standard Bank Group, Ltd.............................   256,092   3,959,875
*   Steinhoff International Holdings NV..................   314,204      59,171
*   Sun International, Ltd...............................    44,259     198,142
*   Super Group, Ltd.....................................   201,979     533,235
    Telkom SA SOC, Ltd...................................   151,151     580,600
    Tiger Brands, Ltd....................................    29,496     781,848
    Tongaat Hulett, Ltd..................................    57,378     367,703
    Transaction Capital, Ltd.............................    93,405     122,028
    Trencor, Ltd.........................................    73,433     177,315
    Truworths International, Ltd.........................   251,587   1,562,899
    Tsogo Sun Holdings, Ltd..............................   266,131     437,555
    Vodacom Group, Ltd...................................    83,654     891,296
    Wilson Bayly Holmes-Ovcon, Ltd.......................    28,323     299,079
    Woolworths Holdings, Ltd.............................   403,134   1,566,167
                                                                    -----------
TOTAL SOUTH AFRICA.......................................            73,718,961
                                                                    -----------
SOUTH KOREA -- (3.8%)
    ABco Electronics Co., Ltd............................     3,072      26,749
*   Able C&C Co., Ltd....................................     2,762      34,395
    ABOV Semiconductor Co., Ltd..........................     3,017      14,305
*   Ace Technologies Corp................................     6,378      29,759
*   Actoz Soft Co., Ltd..................................     1,966      22,189
    Advanced Nano Products Co., Ltd......................       930      19,150
    Aekyung Petrochemical Co., Ltd.......................     9,248      95,291
    AfreecaTV Co., Ltd...................................     2,494      94,766
*   Agabang&Company......................................     6,773      28,288
    Ahn-Gook Pharmaceutical Co., Ltd.....................       881       9,313
    Ahnlab, Inc..........................................       579      28,367
    AJ Networks Co., Ltd.................................     6,725      31,618
*   AJ Rent A Car Co., Ltd...............................     7,772      79,509
*   Ajin Industrial Co., Ltd.............................     6,489      14,533
    AK Holdings, Inc.....................................     2,876     198,586
    ALUKO Co., Ltd.......................................     7,857      24,536
    Amorepacific Corp....................................     1,320     315,846
    AMOREPACIFIC Group...................................     5,630     482,565
*   Amotech Co., Ltd.....................................     4,799     158,341
*   Ananti, Inc..........................................     1,984      13,878

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
SOUTH KOREA -- (Continued)
*   APS Holdings Corp....................................  6,201 $   30,981
    Asia Cement Co., Ltd.................................    561     68,055
    ASIA Holdings Co., Ltd...............................    778     87,238
    Asia Paper Manufacturing Co., Ltd....................  1,774     53,710
*   Asiana Airlines, Inc................................. 62,796    239,969
    Atinum Investment Co., Ltd...........................  6,879     19,560
    Austem Co., Ltd......................................    423      1,717
    Autech Corp..........................................  5,453     61,087
*   Automobile & PCB..................................... 32,670     18,270
*   Avaco Co., Ltd.......................................  3,211     20,620
    Avatec Co., Ltd......................................  4,139     24,709
    Baiksan Co., Ltd.....................................  6,645     35,586
*   Barun Electronics Co., Ltd........................... 16,346     16,861
*   Barunson Entertainment & Arts Corp................... 21,239     32,512
    Bcworld Pharm Co., Ltd...............................    917     21,148
    BGF Co., Ltd.........................................  9,103     77,490
*   BH Co., Ltd..........................................  8,461    187,640
*   Binex Co., Ltd.......................................  2,368     20,380
    Binggrae Co., Ltd....................................  1,570     84,503
*   Biotoxtech Co., Ltd..................................  2,122     20,799
    Bluecom Co., Ltd.....................................  3,526     15,593
    BNK Financial Group, Inc............................. 95,783    768,111
    Boditech Med, Inc....................................  1,169     15,880
*   Bohae Brewery Co., Ltd............................... 17,410     13,234
    Bookook Securities Co., Ltd..........................  1,064     22,774
*   Boryung Medience Co., Ltd............................  1,751     16,122
    Boryung Pharmaceutical Co., Ltd......................  4,340     40,047
*   Bosung Power Technology Co., Ltd..................... 11,167     31,675
*   Brain Contents Co., Ltd.............................. 23,044     20,492
*   Bubang Co., Ltd...................................... 10,013     26,169
    Bukwang Pharmaceutical Co., Ltd......................  1,100     22,625
    Busan City Gas Co., Ltd..............................    365     11,882
    BYC Co., Ltd.........................................     52     11,972
    Byucksan Corp........................................ 16,107     47,002
*   CammSys Corp......................................... 14,666     28,530
    Capro Corp........................................... 15,677     87,172
    Caregen Co., Ltd.....................................    323     21,326
    Cell Biotech Co., Ltd................................  1,655     49,719
*   Celltrion Pharm, Inc.................................    553     34,935
#*  Celltrion, Inc.......................................  2,971    723,533
*   Chabiotech Co., Ltd..................................  2,791     35,205
    Changhae Ethanol Co., Ltd............................  2,226     30,188
    Cheil Worldwide, Inc.................................  9,650    174,492
*   Chemtronics Co., Ltd.................................  2,970     18,056
*   ChinHung International, Inc..........................  4,637      7,885
    Choheung Corp........................................     61     11,902
    Chokwang Paint, Ltd..................................  1,963     14,020
    Chong Kun Dang Pharmaceutical Corp...................  1,770    165,697
    Chongkundang Holdings Corp...........................  1,138     66,091
    Chungdahm Learning, Inc..............................  2,571     45,022
    CJ CGV Co., Ltd......................................  4,890    262,842
    CJ CheilJedang Corp..................................  4,558  1,379,130
    CJ Corp..............................................  8,243  1,036,168
    CJ ENM Co., Ltd......................................    102     21,181
    CJ Freshway Corp.....................................  1,428     39,596
    CJ Hello Co., Ltd.................................... 14,107    115,135
*   CJ Logistics Corp....................................  2,292    309,967
    CKD Bio Corp.........................................  1,355     23,420
    Com2uSCorp...........................................  2,534    344,656

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    Commax Co., Ltd......................................  2,938 $   12,641
    Coreana Cosmetics Co., Ltd...........................  3,220     16,476
    Cosmax BTI, Inc......................................  1,158     30,373
    Cosmax, Inc..........................................  1,499    182,696
    Cosmecca Korea Co., Ltd..............................    422     10,518
#*  Cosmochemical Co., Ltd...............................  3,205     60,037
*   COSON Co., Ltd.......................................  1,053     10,752
    Coway Co., Ltd.......................................  5,146    432,157
    Crown Confectionery Co., Ltd.........................  3,461     38,941
    CROWNHAITAI Holdings Co., Ltd........................  6,390     81,479
*   CrucialTec Co., Ltd..................................  8,724     19,297
    CS Wind Corp.........................................  1,288     33,350
*   CTC BIO, Inc.........................................  1,769     21,914
*   CTGen Co., Ltd.......................................  4,802     16,910
    Cymechs, Inc.........................................  3,749     37,022
    D.I Corp.............................................  7,893     36,524
    Dae Dong Industrial Co., Ltd.........................  1,610     10,646
    Dae Hwa Pharmaceutical Co., Ltd......................  1,095     23,564
    Dae Hyun Co., Ltd.................................... 11,980     27,476
*   Dae Won Chemical Co., Ltd............................  6,000     11,503
    Dae Won Kang Up Co., Ltd.............................  9,910     36,600
*   Dae Young Packaging Co., Ltd......................... 26,795     19,868
    Daea TI Co., Ltd..................................... 15,543     97,266
    Daechang Co., Ltd.................................... 10,260      9,983
*   Daehan New Pharm Co., Ltd............................  2,481     29,417
    Daehan Steel Co., Ltd................................  5,480     37,694
    Dae-Il Corp..........................................  7,510     41,431
    Daelim B&Co Co., Ltd.................................  2,393     11,192
    Daelim Industrial Co., Ltd...........................  8,179    573,885
    Daeryuk Can Co., Ltd.................................  5,718     32,777
    Daesang Corp.........................................  7,306    160,854
    Daesang Holdings Co., Ltd............................  7,797     58,154
*   Daesung Industrial Co., Ltd..........................  6,561     30,545
*   Daewon Cable Co., Ltd................................  7,277     11,342
*   Daewon Media Co., Ltd................................  2,936     21,305
    Daewon Pharmaceutical Co., Ltd.......................  2,491     43,023
*   Daewoo Engineering & Construction Co., Ltd........... 28,310    144,005
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.... 29,493    696,407
    Daewoong Co., Ltd....................................  6,975     91,790
    Daewoong Pharmaceutical Co., Ltd.....................    173     28,304
    Daihan Pharmaceutical Co., Ltd.......................  2,757    105,410
    Daishin Securities Co., Ltd.......................... 21,293    223,328
*   Danal Co., Ltd....................................... 11,031     45,127
*   Dasan Networks, Inc..................................  1,978     12,316
    Dawonsys Co., Ltd....................................  1,073     13,631
    Dayou Automotive Seat Technology Co., Ltd............ 37,291     34,884
*   Dayou Plus Co., Ltd.................................. 11,266     11,164
    DB Financial Investment Co., Ltd..................... 20,826     73,050
    DB HiTek Co., Ltd.................................... 20,937    315,231
    DB Insurance Co., Ltd................................ 30,976  1,786,487
*   DB, Inc.............................................. 46,570     36,061
    Development Advance Solution Co., Ltd................  2,470     17,976
    DGB Financial Group, Inc............................. 62,418    522,561
    DHP Korea Co., Ltd...................................  2,180     28,095
    Digital Chosun Co., Ltd..............................  7,566     13,160
    Digital Power Communications Co., Ltd................ 10,110     33,474
*   DIO Corp.............................................  2,543     79,185
    DMS Co., Ltd.........................................  3,148     18,867
    DNF Co., Ltd.........................................  3,673     38,505

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
SOUTH KOREA -- (Continued)
    Dong A Eltek Co., Ltd................................  2,782 $ 23,827
*   Dong Ah Tire & Rubber Co., Ltd.......................  2,232   26,061
    Dong-A Socio Holdings Co., Ltd.......................    701   60,583
    Dong-A ST Co., Ltd...................................  1,200  102,924
    Dong-Ah Geological Engineering Co., Ltd..............  4,180   60,051
    Dongbang Transport Logistics Co., Ltd................ 10,932   17,466
*   Dongbu Steel Co., Ltd................................  1,956   12,755
    Dong-Il Corp.........................................    356   17,801
    Dongjin Semichem Co., Ltd............................ 11,572  119,977
    DongKook Pharmaceutical Co., Ltd.....................    327   18,390
    Dongkuk Industries Co., Ltd.......................... 10,754   30,568
    Dongkuk Steel Mill Co., Ltd.......................... 24,839  170,662
    Dongkuk Structures & Construction Co., Ltd...........  5,855   23,353
*   Dongnam Marine Crane Co., Ltd........................  3,523    4,960
    Dongsuh Cos., Inc....................................  2,175   49,610
    Dongsung Chemical Co., Ltd...........................  1,451   18,135
    DONGSUNG Corp........................................  8,113   43,553
    Dongwha Enterprise Co., Ltd..........................  1,783   47,084
    Dongwha Pharm Co., Ltd...............................  4,862   48,213
    Dongwon Development Co., Ltd......................... 23,958   84,823
    Dongwon F&B Co., Ltd.................................    458  108,824
    Dongwon Industries Co., Ltd..........................    960  273,230
    Dongwon Systems Corp.................................    803   24,123
*   Dongyang Steel Pipe Co., Ltd......................... 18,878   35,282
    Doosan Corp..........................................  3,852  358,634
*   Doosan Heavy Industries & Construction Co., Ltd...... 48,387  652,709
#*  Doosan Infracore Co., Ltd............................ 88,899  802,882
    DoubleUGames Co., Ltd................................    797   39,174
    Douzone Bizon Co., Ltd...............................  6,519  316,325
*   Dragonfly GF Co., Ltd................................  2,683   10,701
    DRB Holding Co., Ltd.................................  4,605   27,873
    DSR Wire Corp........................................  4,487   19,009
*   DST ROBOT Co., Ltd...................................  8,988   13,669
    DTR Automotive Corp..................................  1,624   48,955
*   Duk San Neolux Co., Ltd..............................  1,045   15,993
    Duksung Co., Ltd.....................................  4,544   13,674
    DY Corp..............................................  8,589   40,307
    DY POWER Corp........................................  3,503   65,865
    e Tec E&C, Ltd.......................................  1,035  119,727
    E1 Corp..............................................    840   49,131
    Eagon Industrial, Ltd................................  2,350   24,975
    Easy Bio, Inc........................................ 28,928  197,784
#*  Ecopro Co., Ltd......................................  5,558  190,622
*   Ehwa Technologies Information Co., Ltd............... 38,388   11,309
*   Elentec Co., Ltd.....................................  8,635   23,625
    E-MART, Inc..........................................  3,794  741,715
    EM-Tech Co., Ltd.....................................  4,957   81,320
    ENF Technology Co., Ltd..............................  3,997   50,280
    Eo Technics Co., Ltd.................................  1,515   86,773
    Estechpharma Co., Ltd................................  2,307   21,959
*   Eugene Investment & Securities Co., Ltd.............. 49,862  129,770
    Eugene Technology Co., Ltd...........................  1,646   23,568
*   Eusu Holdings Co., Ltd...............................  6,296   32,074
    EVERDIGM Corp........................................  5,587   43,134
    Exicon Co., Ltd......................................  1,647   11,395
    F&F Co., Ltd.........................................  2,079  145,585
    Farmsco..............................................  6,803   70,238
*   FarmStory Co., Ltd................................... 27,766   33,145
#   Feelux Co., Ltd......................................  9,122   99,475

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    Fila Korea, Ltd...................................... 28,470 $  808,390
*   Fine Technix Co., Ltd................................ 12,615     27,138
*   Foosung Co., Ltd..................................... 15,917    165,388
    Gabia, Inc...........................................  1,440     11,974
*   Gamevil, Inc.........................................    729     33,976
    Gaon Cable Co., Ltd..................................  1,340     26,406
    Geumhwa PSC Co., Ltd.................................    634     18,707
*   Global Display Co., Ltd..............................  5,442      4,305
    GMB Korea Corp.......................................  3,092     19,717
*   GNCO Co., Ltd........................................ 24,520     48,091
    GOLFZON Co., Ltd.....................................  1,146     40,066
    Golfzon Newdin Holdings Co., Ltd..................... 11,193     42,501
    Grand Korea Leisure Co., Ltd.........................  4,938    108,984
    Green Cross Corp.....................................    413     65,745
    Green Cross Holdings Corp............................  6,914    184,658
    GS Engineering & Construction Corp................... 15,000    609,801
    GS Global Corp....................................... 24,411     72,357
    GS Holdings Corp..................................... 33,645  1,619,267
    GS Retail Co., Ltd...................................  6,947    206,955
*   G-SMATT GLOBAL Co., Ltd..............................  2,416     24,680
    Gwangju Shinsegae Co., Ltd...........................    211     39,068
*   GY Commerce Co., Ltd.................................  4,617     12,076
    HAESUNG DS Co., Ltd..................................  5,280     90,340
    Haitai Confectionery & Foods Co., Ltd................  1,365     15,767
    Halla Corp........................................... 12,234     58,229
    Halla Holdings Corp..................................  3,971    164,328
    Han Kuk Carbon Co., Ltd..............................  9,360     46,916
    Hana Financial Group, Inc............................ 61,353  2,466,849
*   Hana Micron, Inc.....................................  9,004     38,816
    Hana Tour Service, Inc...............................  2,791    194,880
    Hancom MDS, Inc......................................  1,513     24,920
    Hancom, Inc..........................................  2,680     40,450
    Handok, Inc..........................................  1,463     33,255
    Handsome Co., Ltd....................................  5,222    176,357
#   Hanil Cement Co., Ltd................................  1,727    221,539
*   Hanjin Heavy Industries & Construction Co., Ltd...... 37,545     94,040
*   Hanjin Heavy Industries & Construction Holdings Co.,
      Ltd................................................  4,374     15,538
    Hanjin Kal Corp...................................... 20,215    333,876
    Hanjin Transportation Co., Ltd.......................  3,846     79,701
    Hankook Shell Oil Co., Ltd...........................    167     52,490
    Hankook Tire Co., Ltd................................ 23,141    918,499
    Hankuk Paper Manufacturing Co., Ltd..................    664     12,707
    Hanmi Pharm Co., Ltd.................................  1,207    458,918
    Hanmi Science Co., Ltd...............................    726     45,071
    Hanmi Semiconductor Co., Ltd......................... 15,607    148,630
    Hanon Systems........................................ 20,050    192,013
    Hans Biomed Corp.....................................    747     18,096
    Hansae Co., Ltd......................................  3,610     53,807
    Hansae Yes24 Holdings Co., Ltd.......................  8,124     55,184
    Hanshin Construction.................................  3,169     57,280
    Hanshin Machinery Co.................................  5,751     12,392
    Hansol Chemical Co., Ltd.............................  2,353    163,322
    Hansol Holdings Co., Ltd............................. 24,316    103,410
    Hansol HomeDeco Co., Ltd............................. 25,503     36,358
    Hansol Paper Co., Ltd................................  9,229    151,636
*   Hansol Technics Co., Ltd.............................  6,247     56,751
    Hanssem Co., Ltd.....................................  1,642    141,643
*   Hanwha Aerospace Co., Ltd............................  6,762    136,395
    Hanwha Chemical Corp................................. 33,777    640,600

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
SOUTH KOREA -- (Continued)
    Hanwha Corp..........................................  33,460 $  962,938
*   Hanwha Galleria Timeworld Co., Ltd...................     844     23,202
    Hanwha General Insurance Co., Ltd....................  23,840    141,658
#*  Hanwha Investment & Securities Co., Ltd..............  54,271    123,465
    Hanwha Life Insurance Co., Ltd....................... 213,966    989,275
    Hanyang Eng Co., Ltd.................................   3,108     50,217
    Hanyang Securities Co., Ltd..........................   1,630     10,821
#*  Harim Co., Ltd.......................................  21,945     60,952
    HB Technology Co., Ltd...............................  31,279     80,006
*   HDC Hyundai Development Co-Engineering &
      Construction, Class E..............................   8,543    439,118
    HDC Hyundai Engineering Plastics Co., Ltd............  10,659     56,874
*   Heung-A Shipping Co., Ltd............................  92,921     46,926
*   Heungkuk Fire & Marine Insurance Co., Ltd............  20,748    114,729
    Hite Jinro Co., Ltd..................................  10,905    177,451
    Hitejinro Holdings Co., Ltd..........................   3,737     28,208
*   HizeAero Co., Ltd....................................   3,415     17,908
    Home Center Holdings Co., Ltd........................  12,792     19,122
*   Homecast Co., Ltd....................................   2,237     15,448
    Hotel Shilla Co., Ltd................................   5,490    490,915
    HS Industries Co., Ltd...............................  24,285    162,421
    HS R&A Co., Ltd......................................  23,290     43,324
*   HSD Engine Co., Ltd..................................   9,038     31,364
    Huchems Fine Chemical Corp...........................  10,572    299,692
*   Hugel, Inc...........................................      81     34,642
*   Humax Co., Ltd.......................................   8,415     57,511
    Humedix Co., Ltd.....................................     624     17,431
*   Huneed Technologies..................................   3,031     24,986
    Huons Co., Ltd.......................................   1,327    114,349
    Huons Global Co., Ltd................................   1,642     80,910
    Huvis Corp...........................................   4,510     35,836
    Huvitz Co., Ltd......................................   1,608     17,421
    Hwa Shin Co., Ltd....................................   8,784     26,879
    Hwail Pharm Co., Ltd.................................   2,876     18,181
    Hwangkum Steel & Technology Co., Ltd.................   2,985     29,102
    Hy-Lok Corp..........................................   2,898     63,490
*   Hyosung Advanced Materials Corp......................   1,295    196,853
*   Hyosung Chemical Corp................................     922    138,940
    Hyosung Corp.........................................   3,988    159,076
*   Hyosung Heavy Industries Corp........................   2,696    127,498
*   Hyosung TNC Co., Ltd.................................   1,251    248,889
    Hyundai BNG Steel Co., Ltd...........................   4,605     45,231
*   Hyundai Cement Co....................................     418     21,234
*   Hyundai Construction Equipment Co., Ltd..............     661     78,807
    Hyundai Corp.........................................   2,914     84,958
    Hyundai Department Store Co., Ltd....................   4,531    399,263
    Hyundai Development Co-Engineering & Construction....   6,114    145,415
    Hyundai Elevator Co., Ltd............................   3,637    297,998
    Hyundai Engineering & Construction Co., Ltd..........  26,543  1,395,072
    Hyundai Glovis Co., Ltd..............................   5,345    655,622
    Hyundai Greenfood Co., Ltd...........................  16,388    198,635
*   Hyundai Heavy Industries Co., Ltd....................   5,848    558,694
*   Hyundai Heavy Industries Holdings Co., Ltd...........   2,720    817,870
    Hyundai Livart Furniture Co., Ltd....................   4,100     82,053
    Hyundai Marine & Fire Insurance Co., Ltd.............  39,512  1,295,813
#*  Hyundai Merchant Marine Co., Ltd.....................  52,428    225,094
    Hyundai Motor Co.....................................  14,034  1,626,446
    Hyundai Motor Securities Co., Ltd....................   6,193     53,386
    Hyundai Pharmaceutical Co., Ltd......................   5,505     25,071
*   Hyundai Rotem Co., Ltd...............................   1,613     39,163

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    Hyundai Steel Co..................................... 15,609 $  752,288
    Hyundai Telecommunication Co., Ltd...................  1,654     16,455
    Hyundai Wia Corp.....................................  6,812    287,281
    HyVision System, Inc.................................  3,415     48,514
    ICD Co., Ltd.........................................  5,509     50,084
*   i-Components Co., Ltd................................  2,141     15,600
*   IHQ, Inc............................................. 28,719     52,718
    Il Dong Pharmaceutical Co., Ltd......................  1,783     35,553
    IlDong Holdings Co., Ltd.............................    596      7,472
    Iljin Diamond Co., Ltd...............................    809     17,141
    Iljin Display Co., Ltd...............................  2,866     11,209
    Iljin Electric Co., Ltd..............................  5,010     20,360
*   Iljin Holdings Co., Ltd..............................  6,463     27,148
    Iljin Materials Co., Ltd.............................  1,475     70,234
    Ilshin Spinning Co., Ltd.............................    273     26,372
*   Ilyang Pharmaceutical Co., Ltd.......................    972     28,033
*   IM Co., Ltd.......................................... 18,750     24,393
    iMarketKorea, Inc....................................  7,718     48,569
    InBody Co., Ltd......................................  3,074     69,605
    Industrial Bank of Korea............................. 46,499    651,439
*   Infinitt Healthcare Co., Ltd.........................  2,343     15,427
    INITECH Co., Ltd.....................................  3,292     21,235
    Innocean Worldwide, Inc..............................    988     48,803
*   InnoWireless, Inc....................................    699     11,995
*   Innox Advanced Materials Co., Ltd....................  1,244     62,336
*   Insun ENT Co., Ltd...................................  6,974     45,006
*   Interflex Co., Ltd...................................  4,407     72,333
    Interojo Co., Ltd....................................  1,938     60,915
    Interpark Corp.......................................  1,465      8,673
    Interpark Holdings Corp.............................. 19,400     47,101
    Inzi Controls Co., Ltd...............................  2,340     11,439
    INZI Display Co., Ltd................................  6,794      9,841
*   Iones Co., Ltd.......................................  1,948     24,770
    IS Dongseo Co., Ltd..................................  6,834    172,336
    ISC Co., Ltd.........................................  3,394     45,016
    i-SENS, Inc..........................................  1,006     21,037
    ISU Chemical Co., Ltd................................  3,690     36,857
    IsuPetasys Co., Ltd.................................. 10,435     34,232
    It's Hanbul Co., Ltd.................................    391     17,481
    J.ESTINA Co., Ltd....................................  2,616     15,860
    JASTECH, Ltd.........................................  4,304     35,719
*   Jayjun Cosmetic Co., Ltd.............................  4,560     81,567
    JB Financial Group Co., Ltd.......................... 51,037    271,521
    JC Hyun System, Inc..................................  3,025     23,867
*   Jcontentree Corp..................................... 10,157     53,690
    Jeju Air Co., Ltd....................................  2,132     80,978
    Jinsung T.E.C........................................  6,911     62,534
    JLS Co., Ltd.........................................  1,806     11,605
    Jusung Engineering Co., Ltd..........................  8,992     73,011
    JVM Co., Ltd.........................................    239      9,509
    JW Holdings Corp.....................................  4,372     28,219
    JW Pharmaceutical Corp...............................    901     29,003
*   JYP Entertainment Corp...............................  6,019    122,558
    Kakao Corp...........................................  1,287    129,772
    Kakao M Corp.........................................    584     47,163
*   Kanglim Co., Ltd.....................................  6,959     20,196
    Kangwon Land, Inc....................................  8,480    196,941
    KAON Media Co., Ltd..................................  5,150     38,286
    KB Financial Group, Inc.............................. 36,689  1,763,399

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    KB Financial Group, Inc., ADR........................ 12,984 $  626,478
    KC Co., Ltd..........................................  3,540     53,206
    KC Green Holdings Co., Ltd...........................  5,380     20,999
    KC Tech Co., Ltd.....................................  4,198     65,954
    KCC Engineering & Construction Co., Ltd..............  2,612     20,003
    KEC Corp............................................. 44,982     50,329
    KEPCO Engineering & Construction Co., Inc............    860     16,428
    KEPCO Plant Service & Engineering Co., Ltd...........  2,501     77,095
    Keyang Electric Machinery Co., Ltd...................  7,846     30,154
*   KEYEAST Co., Ltd..................................... 20,377     47,806
    KG Chemical Corp.....................................  5,320    138,227
    KG Eco Technology Service Co., Ltd...................  5,045     17,103
    Kginicis Co., Ltd....................................  7,157    120,233
    KGMobilians Co., Ltd.................................  5,711     40,911
*   KH Vatec Co., Ltd....................................  4,940     46,927
    Kia Motors Corp...................................... 43,268  1,226,675
    Kishin Corp..........................................  5,120     18,315
    KISWIRE, Ltd.........................................  2,880     72,074
#   KIWOOM Securities Co., Ltd...........................  3,693    307,966
*   KleanNara Co., Ltd...................................  7,238     25,248
*   KMH Co., Ltd......................................... 10,581     66,939
    Kodaco Co., Ltd...................................... 17,987     43,418
    Koentec Co., Ltd.....................................  2,935     13,881
    Koh Young Technology, Inc............................  3,269    318,920
    Kolmar BNH Co., Ltd..................................  1,935     42,678
    Kolon Corp...........................................  2,604     95,555
    Kolon Global Corp....................................  2,357     17,604
    Kolon Industries, Inc................................  6,444    353,331
*   Kolon Life Science, Inc..............................  1,839    118,544
    Kolon Plastic, Inc...................................  3,939     25,517
*   Komipharm International Co., Ltd.....................  1,719     36,442
*   KONA I Co., Ltd......................................  2,998     34,185
    Kopla Co., Ltd.......................................  3,008      9,772
*   Korea Aerospace Industries, Ltd......................  5,693    178,860
    Korea Asset In Trust Co., Ltd........................ 18,467     91,158
    Korea Autoglass Corp.................................  3,689     39,973
    Korea Cast Iron Pipe Industries Co., Ltd.............  2,160     19,342
*   Korea Circuit Co., Ltd...............................  4,621     29,900
    Korea District Heating Corp..........................    772     45,109
    Korea Electric Power Corp., Sponsored ADR............ 13,909    204,184
    Korea Electric Terminal Co., Ltd.....................  2,336     96,137
    Korea Export Packaging Industrial Co., Ltd...........  1,272     23,662
*   Korea Flange Co., Ltd................................  7,150     10,639
*   Korea Gas Corp.......................................  3,822    199,173
*   Korea Information & Communications Co., Ltd..........  4,831     44,346
    Korea Information Certificate Authority, Inc.........  4,361     18,189
    Korea Investment Holdings Co., Ltd................... 11,977    767,310
    Korea Kolmar Co., Ltd................................  1,956    119,370
    Korea Kolmar Holdings Co., Ltd.......................    888     28,241
*   Korea Line Corp......................................  8,577    175,026
*   Korea Materials & Analysis Corp......................  1,812     17,639
    Korea Petrochemical Ind Co., Ltd.....................  1,889    422,877
    Korea Real Estate Investment & Trust Co., Ltd........ 73,515    189,107
    Korea United Pharm, Inc..............................  3,679     78,914
    Korea Zinc Co., Ltd..................................  1,113    411,015
    Korean Air Lines Co., Ltd............................ 39,843  1,043,402
    Korean Reinsurance Co................................ 37,906    374,391
    Kortek Corp..........................................  6,293     98,005
    KPX Chemical Co., Ltd................................  1,049     61,804

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
SOUTH KOREA -- (Continued)
    KSS LINE, Ltd........................................   5,445 $   36,543
    KT Corp., Sponsored ADR..............................  14,332    196,348
*   KT Hitel Co., Ltd....................................   2,844     14,509
    KT Skylife Co., Ltd..................................  13,539    158,675
    KT&G Corp............................................   9,033    893,057
*   KTB Investment & Securities Co., Ltd.................  20,958     68,406
    KTCS Corp............................................   6,593     12,828
    Ktis Corp............................................   4,980     11,995
    Kukbo Design Co., Ltd................................   1,171     19,803
    Kukdo Chemical Co., Ltd..............................   1,090     58,158
    Kukdong Oil & Chemicals Co., Ltd.....................   5,000     15,341
    Kukje Pharma Co., Ltd................................   3,354     14,491
*   Kumho Electric Co., Ltd..............................     696      4,484
    Kumho Industrial Co., Ltd............................   7,949     74,441
    Kumho Petrochemical Co., Ltd.........................   3,848    389,999
*   Kumho Tire Co., Inc..................................  42,767    239,498
    Kumkang Kind Co., Ltd................................     850     18,571
    Kwang Dong Pharmaceutical Co., Ltd...................   7,180     48,218
*   Kwang Myung Electric Co., Ltd........................   4,580     11,745
    Kwangju Bank Co., Ltd................................   9,489     93,444
*   Kyeryong Construction Industrial Co., Ltd............   3,485     69,104
    Kyobo Securities Co., Ltd............................   9,039     75,184
    Kyongbo Pharmaceutical Co., Ltd......................   1,747     19,353
    Kyung Dong Navien Co., Ltd...........................   1,147     63,731
    Kyungbang Co., Ltd...................................   4,810     54,869
    KyungDong City Gas Co., Ltd..........................     958     37,749
    KyungDong Invest Co., Ltd............................     388     16,802
    Kyungdong Pharm Co., Ltd.............................   4,078     44,141
    Kyung-In Synthetic Corp..............................   2,884     14,189
    L&F Co., Ltd.........................................   4,210    192,754
#*  LB Semicon, Inc......................................  12,595     59,973
    LEADCORP, Inc. (The).................................  10,359     51,971
*   Leaders Cosmetics Co., Ltd...........................     848     10,467
    LEENO Industrial, Inc................................   2,653    158,735
*   Leenos Corp..........................................   9,553     19,831
    LF Corp..............................................   8,238    202,762
    LG Chem, Ltd.........................................   6,621  2,226,796
    LG Corp..............................................  15,362  1,035,549
    LG Display Co., Ltd., ADR............................ 144,957  1,359,697
    LG Display Co., Ltd..................................  27,349    518,487
    LG Electronics, Inc..................................  34,839  2,335,186
    LG Hausys, Ltd.......................................   3,390    204,066
    LG Household & Health Care, Ltd......................     649    702,812
    LG Innotek Co., Ltd..................................   7,043  1,028,944
    LG International Corp................................  11,639    245,925
    LG Uplus Corp........................................ 121,768  1,676,406
    LIG Nex1 Co., Ltd....................................   1,547     48,028
    Lock & Lock Co., Ltd.................................   3,479     64,663
    Lotte Chemical Corp..................................   4,244  1,366,830
    Lotte Chilsung Beverage Co., Ltd.....................     108    135,152
    LOTTE Fine Chemical Co., Ltd.........................   7,009    386,553
    Lotte Food Co., Ltd..................................     158    124,992
    LOTTE Himart Co., Ltd................................   2,663    183,911
    Lotte Non-Life Insurance Co., Ltd....................  41,598     99,823
    Lotte Shopping Co., Ltd..............................   1,385    255,465
    LS Cable & System Asia, Ltd..........................   2,950     17,742
    LS Corp..............................................   8,392    563,808
    LS Industrial Systems Co., Ltd.......................   3,702    240,092
*   Lumens Co., Ltd......................................  14,663     48,453

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------- --------
SOUTH KOREA -- (Continued)
    Lutronic Corp........................................   1,139 $ 12,312
    LVMC Holdings........................................  12,411   43,265
    Macquarie Korea Infrastructure Fund..................  55,049  445,413
*   Macrogen, Inc........................................   1,148   33,475
    Maeil Holdings Co., Ltd..............................   4,128   53,736
    Mando Corp...........................................  15,095  565,882
    Mcnex Co., Ltd.......................................   4,371   70,177
    Medy-Tox, Inc........................................     997  640,849
    MegaStudyEdu Co., Ltd................................     355   52,672
*   Melfas, Inc..........................................   5,717   17,984
    Meritz Financial Group, Inc..........................  24,199  270,938
    Meritz Fire & Marine Insurance Co., Ltd..............  30,872  508,016
    Meritz Securities Co., Ltd........................... 128,077  405,500
*   Mgame Corp...........................................   4,913   15,788
*   MiCo, Ltd............................................  18,529   66,450
    Mirae Asset Daewoo Co., Ltd..........................  54,069  395,037
    Mirae Asset Life Insurance Co., Ltd..................  36,555  177,079
    Miwon Specialty Chemical Co., Ltd....................     926   52,228
*   MNTech Co., Ltd......................................   5,018   17,726
    Mobase Co., Ltd......................................   3,844   15,834
    Modetour Network, Inc................................   3,431   77,373
    MonAmi Co., Ltd......................................   9,145   24,295
    Moorim P&P Co., Ltd..................................   8,640   62,359
    Moorim Paper Co., Ltd................................  13,596   37,763
    MyungMoon Pharm Co., Ltd.............................   4,773   27,545
    Namhae Chemical Corp.................................   4,401   59,556
*   Namsun Aluminum Co., Ltd.............................  33,053   32,645
    Nasmedia Co., Ltd....................................     675   33,852
    NAVER Corp...........................................     823  528,031
    NCSoft Corp..........................................     890  307,233
    NeoPharm Co., Ltd....................................   1,311   62,259
*   Neowiz...............................................   3,258   51,065
    NEPES Corp...........................................   9,458  100,059
    Netmarble Corp.......................................     689   89,377
    Nexen Corp...........................................   8,669   47,317
    Nexen Tire Corp......................................  16,721  160,656
    Nexturn Co., Ltd.....................................   1,725   21,071
    NH Investment & Securities Co., Ltd..................  43,256  504,691
*   NHN KCP Corp.........................................   3,175   40,608
    NICE Holdings Co., Ltd...............................  10,002  142,938
    Nice Information & Telecommunication, Inc............   2,812   61,274
    NICE Information Service Co., Ltd....................  12,936  117,366
    NICE Total Cash Management Co., Ltd..................   5,591   65,642
*   NK Co., Ltd..........................................  11,386   14,559
    Nong Shim Holdings Co., Ltd..........................     757   66,047
    Nong Woo Bio Co., Ltd................................   1,844   24,857
    NongShim Co., Ltd....................................     696  183,068
    Noroo Holdings Co., Ltd..............................   1,230   15,244
    NOROO Paint & Coatings Co., Ltd......................   2,386   23,479
    NS Shopping Co., Ltd.................................   6,820   76,556
*   NUTRIBIOTECH Co., Ltd................................   1,057   20,365
    OCI Co., Ltd.........................................   5,754  510,809
    Openbase, Inc........................................   7,431   18,544
*   OPTRON-TEC, Inc......................................  11,325   54,435
    Orion Corp...........................................     628   74,926
    Orion Holdings Corp..................................   8,995  182,253
*   Osstem Implant Co., Ltd..............................   3,554  165,528
*   Osung Advanced Materials Co., Ltd....................   7,724   18,869
    Ottogi Corp..........................................     102   80,494

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
SOUTH KOREA -- (Continued)
    Paik Kwang Industrial Co., Ltd.......................   7,897 $    21,567
*   Pan Ocean Co., Ltd...................................  21,418      98,796
*   Pan-Pacific Co., Ltd.................................  12,857      32,794
*   PaperCorea, Inc......................................   9,563      10,576
    Paradise Co., Ltd....................................   3,527      55,670
    Partron Co., Ltd.....................................  18,711     118,051
*   Paru Co., Ltd........................................   7,856      22,932
*   People & Technology, Inc.............................   1,349      21,791
    PHARMA RESEARCH PRODUCTS Co., Ltd....................     426      14,830
    Poongsan Corp........................................   9,581     280,834
    POSCO, Sponsored ADR.................................  33,942   2,489,646
    POSCO................................................     254      74,756
    POSCO Chemtech Co., Ltd..............................   6,847     303,075
    POSCO Coated & Color Steel Co., Ltd..................     778      15,547
    Posco Daewoo Corp....................................  13,323     228,851
    Posco ICT Co., Ltd...................................   7,848      48,272
    Posco M-Tech Co., Ltd................................   3,977      17,488
*   Power Logics Co., Ltd................................  17,904      73,290
    Protec Co., Ltd......................................   1,766      28,151
    PSK, Inc.............................................   4,644      97,535
    Pulmuone Co., Ltd....................................     468      56,353
    Pungkuk Alcohol Industry Co., Ltd....................   1,529      13,486
    Pyeong Hwa Automotive Co., Ltd.......................   6,035      50,529
    Rayence Co., Ltd.....................................     635      11,175
*   Redrover Co., Ltd....................................   5,766      19,790
    RFTech Co., Ltd......................................   7,845      31,853
    S&S Tech Corp........................................   4,200      15,032
*   S&T Corp.............................................     655       8,816
*   S&T Dynamics Co., Ltd................................   8,721      49,997
    S&T Motiv Co., Ltd...................................   3,948     119,402
    S-1 Corp.............................................   1,719     133,348
    Sajo Industries Co., Ltd.............................   1,222      66,381
*   Sajodongaone Co., Ltd................................  16,592      21,189
    Sam Chun Dang Pharm Co., Ltd.........................   6,346     223,934
*   SAM KANG M&T Co., Ltd................................   2,334       9,020
    Sam Yung Trading Co., Ltd............................   2,626      38,748
    Sambo Motors Co., Ltd................................   3,256      23,495
    Samchully Co., Ltd...................................     807      81,962
    Samchuly Bicycle Co., Ltd............................   1,364       8,206
    SAMHWA Paints Industrial Co., Ltd....................   4,408      30,635
    Samick Musical Instruments Co., Ltd..................  14,194      27,273
    Samick THK Co., Ltd..................................   1,380      17,298
    Samji Electronics Co., Ltd...........................   5,213      57,624
*   Samjin LND Co., Ltd..................................   6,353      13,149
    Samjin Pharmaceutical Co., Ltd.......................   2,222      91,408
    Samkee Automotive Co., Ltd...........................  10,140      27,685
    Samkwang Glass Co., Ltd..............................     985      34,844
    Sammok S-Form Co., Ltd...............................   1,587      19,826
    SAMPYO Cement Co., Ltd...............................  12,528      46,836
    Samsung Card Co., Ltd................................  10,356     327,996
    Samsung Electro-Mechanics Co., Ltd...................  10,373   1,427,869
    Samsung Electronics Co., Ltd., GDR...................   8,033   8,245,322
    Samsung Electronics Co., Ltd......................... 283,550  11,770,225
*   Samsung Engineering Co., Ltd.........................   4,451      67,887
    Samsung Fire & Marine Insurance Co., Ltd.............   4,584   1,119,447
*   Samsung Heavy Industries Co., Ltd.................... 110,698     643,078
    Samsung Life Insurance Co., Ltd......................   6,927     596,378
*   Samsung Pharmaceutical Co., Ltd......................   3,455       9,362
    Samsung SDS Co., Ltd.................................     893     167,492

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
SOUTH KOREA -- (Continued)
    Samsung Securities Co., Ltd.......................... 16,430 $479,163
    SAMT Co., Ltd........................................ 28,477   46,242
#   Samwha Capacitor Co., Ltd............................  3,281  261,865
    Samyang Corp.........................................  1,274   89,178
    Samyang Foods Co., Ltd...............................    625   47,456
    Samyang Holdings Corp................................  1,661  169,346
    Sang-A Frontec Co., Ltd..............................  2,592   34,551
*   Sangsangin Co., Ltd.................................. 17,371  355,708
    Sangsin Brake........................................  3,721   20,345
    SAVEZONE I&C Corp....................................  7,320   27,237
*   SBW.................................................. 47,961   48,496
*   S-Connect Co., Ltd................................... 28,101   51,829
    Seah Besteel Corp....................................  7,234  139,028
    SeAH Holdings Corp...................................    341   40,284
    SeAH Steel Corp......................................  1,222   75,316
    Sebang Co., Ltd......................................  4,599   49,799
    Sebang Global Battery Co., Ltd.......................  1,630   46,337
    Sebo Manufacturing Engineer Corp.....................  1,807   21,716
*   Seegene, Inc.........................................  1,339   31,324
    Sejong Industrial Co., Ltd...........................  4,410   28,279
*   Sekonix Co., Ltd.....................................  3,301   23,161
*   Selvas AI, Inc.......................................  4,234   21,195
    Sempio Foods Co......................................     12      359
    S-Energy Co., Ltd....................................  2,942   18,892
*   Seobu T&D............................................  7,173   54,714
    Seohan Co., Ltd...................................... 45,007   85,793
    Seoul Semiconductor Co., Ltd......................... 19,446  313,994
    SEOWONINTECH Co., Ltd................................  3,718   18,175
    Seoyon Co., Ltd......................................  5,173   22,314
    Seoyon E-Hwa Co., Ltd................................  2,891   17,026
*   Sewon Cellontech Co., Ltd............................ 12,648   47,046
    SFA Engineering Corp................................. 12,841  422,123
*   SFA Semicon Co., Ltd................................. 43,839   76,530
*   SG Corp.............................................. 33,602   24,407
*   SG&G Corp............................................  1,946    4,216
*   SGA Co., Ltd......................................... 22,315   14,545
    SH Energy & Chemical Co., Ltd........................ 56,470   66,732
*   Shin Poong Pharmaceutical Co., Ltd...................  3,365   20,691
    Shinhan Financial Group Co., Ltd..................... 17,788  693,897
    Shinhan Financial Group Co., Ltd., ADR............... 18,630  730,669
    Shinsegae Engineering & Construction Co., Ltd........  1,204   36,905
    Shinsegae Food Co., Ltd..............................    389   47,899
    Shinsegae Information & Communication Co., Ltd.......    131   12,811
    Shinsegae International, Inc.........................    138   21,299
    Shinsegae, Inc.......................................  2,394  710,445
*   Shinsung Tongsang Co., Ltd........................... 24,154   22,259
*   Shinwha Intertek Corp................................  9,715   18,154
*   Shinwon Corp......................................... 18,733   32,844
    SHOWBOX Corp......................................... 10,571   38,430
*   Signetics Corp....................................... 13,123   14,116
    SIGONG TECH Co., Ltd.................................  2,844   18,040
    Silicon Works Co., Ltd...............................  1,799   76,332
    SIMMTECH Co., Ltd....................................  8,945   70,236
    SIMMTECH HOLDINGS Co., Ltd........................... 25,789   46,705
    SIMPAC, Inc..........................................  4,080   10,648
    SK Bioland Co., Ltd..................................  1,729   26,518
    SK D&D Co., Ltd......................................    694   20,515
    SK Discovery Co., Ltd................................  6,508  192,940
    SK Gas, Ltd..........................................  2,169  167,142

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
SOUTH KOREA -- (Continued)
*   SK Holdings Co., Ltd.................................   6,440 $1,518,034
    SK Hynix, Inc........................................  69,101  5,340,841
    SK Innovation Co., Ltd...............................   7,596  1,349,099
    SK Materials Co., Ltd................................   1,887    306,403
    SK Networks Co., Ltd.................................  59,521    250,579
#*  SK Securities Co., Ltd............................... 123,727    128,053
    SK Telecom Co., Ltd., Sponsored ADR..................   1,900     47,101
    SK Telecom Co., Ltd..................................     786    175,663
    SKC Co., Ltd.........................................   9,852    378,304
*   SKC Solmics Co., Ltd.................................  12,624     59,298
    SKCKOLONPI, Inc......................................   4,450    203,741
    SL Corp..............................................   5,700    104,228
*   SM Entertainment Co..................................   1,830     63,219
#*  S-MAC Co., Ltd.......................................  38,704     51,083
*   SNU Precision Co., Ltd...............................   5,939     17,815
    S-Oil Corp...........................................   6,749    708,866
*   Solco Biomedical Co., Ltd............................  53,047     27,103
*   Solid, Inc...........................................   4,728     19,907
    Songwon Industrial Co., Ltd..........................   7,689    181,864
    Soulbrain Co., Ltd...................................   5,107    273,174
    SPC Samlip Co., Ltd..................................     518     51,485
    Ssangyong Cement Industrial Co., Ltd.................  48,615    228,904
*   Ssangyong Motor Co...................................  14,162     59,354
    Suheung Co., Ltd.....................................   1,649     42,537
*   Sunchang Corp........................................   2,805     16,643
*   SundayToz Corp.......................................     828     16,468
    Sung Bo Chemicals Co., Ltd...........................   3,068     17,249
    Sung Kwang Bend Co., Ltd.............................   8,124     75,954
*   Sungchang Enterprise Holdings, Ltd...................  35,350     83,218
    Sungdo Engineering & Construction Co., Ltd...........   3,890     22,928
*   Sungshin Cement Co., Ltd.............................   9,136     76,828
    Sungwoo Hitech Co., Ltd..............................  27,956    114,001
*   Sunjin Co., Ltd......................................   4,399     54,546
*   Suprema HQ, Inc......................................     703      3,613
*   Suprema, Inc.........................................     651     13,350
#*  Synopex, Inc.........................................  20,512     63,454
    Systems Technology, Inc..............................   3,598     57,112
    Taekwang Industrial Co., Ltd.........................     196    256,535
*   Taewoong Co., Ltd....................................   4,708     66,556
    Taeyoung Engineering & Construction Co., Ltd.........  25,371    329,753
*   Taihan Electric Wire Co., Ltd........................  16,521     17,285
*   Taihan Textile Co., Ltd..............................   2,130     20,989
    Tailim Packaging Co., Ltd............................   6,339     18,242
*   TBH Global Co., Ltd..................................   5,201     24,367
    Telechips, Inc.......................................   1,183     11,312
*   Tellus Co., Ltd......................................   2,630      3,168
    Tera Semicon Co., Ltd................................   5,006     75,601
    TES Co., Ltd.........................................   3,892     86,375
    Tesna Co., Ltd.......................................   2,758     63,697
*   Thinkware Systems Corp...............................   2,319     17,976
*   TK Chemical Corp.....................................  11,104     23,351
    TK Corp..............................................   6,005     60,648
    Tokai Carbon Korea Co., Ltd..........................   1,409     90,124
    Tong Yang Moolsan Co., Ltd...........................  16,528     29,547
    Tongyang Life Insurance Co., Ltd.....................  20,755    137,557
    Top Engineering Co., Ltd.............................   5,140     28,648
*   Toptec Co., Ltd......................................   6,539    148,776
    Tovis Co., Ltd.......................................   8,847     65,317
    TS Corp..............................................   1,989     41,835

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- ------------
SOUTH KOREA -- (Continued)
*   T'way Holdings, Inc..................................   9,864 $     38,210
    UBCare Co., Ltd......................................   6,467       26,129
*   Ugint Co., Ltd.......................................  15,565       13,352
    UIL Co., Ltd.........................................   5,306       26,947
    Uju Electronics Co., Ltd.............................   2,871       25,037
*   Unick Corp...........................................   3,277       13,605
    Unid Co., Ltd........................................   3,047      130,727
    Union Semiconductor Equipment & Materials Co., Ltd...   6,270       40,473
*   Unison Co., Ltd......................................  16,347       35,230
    Value Added Technology Co., Ltd......................   2,003       56,473
    Viatron Technologies, Inc............................   1,206       13,891
    Vieworks Co., Ltd....................................   1,861       55,511
    Visang Education, Inc................................   2,959       24,622
*   Webzen, Inc..........................................   3,631       67,990
*   Welcron Co., Ltd.....................................   4,034       13,471
    Whanin Pharmaceutical Co., Ltd.......................   3,611       68,243
*   WillBes & Co. (The)..................................  12,360       15,837
    Wins Co., Ltd........................................     945       10,659
    WiSoL Co., Ltd.......................................  12,152      185,967
*   Wonik Holdings Co., Ltd..............................  17,153       86,226
    WONIK IPS Co., Ltd...................................  10,183      268,364
*   Wonik Materials Co., Ltd.............................   1,208       58,764
*   Wonik QnC Corp.......................................   6,042       88,088
*   Woongjin Co., Ltd....................................  20,020       48,827
*   Woongjin Energy Co., Ltd.............................   2,621        7,500
    Woongjin Thinkbig Co., Ltd...........................   9,970       52,644
    Woori Bank...........................................  88,365    1,335,631
    Woori Bank, Sponsored ADR............................   2,923      134,179
*   Woori Investment Bank Co., Ltd.......................  78,784       48,960
*   Wooridul Pharmaceutical, Ltd.........................   2,161       15,736
*   Woorison F&G Co., Ltd................................  12,563       24,302
    Woory Industrial Co., Ltd............................   1,316       35,071
    Y G-1 Co., Ltd.......................................   8,067      112,079
*   YeaRimDang Publishing Co., Ltd.......................   7,920       69,698
    Yeong Hwa Metal Co., Ltd.............................  16,137       21,105
*   YJM Games Co., Ltd...................................   7,970       19,801
    Yong Pyong Resort Co., Ltd...........................   5,002       30,562
*   Yonwoo Co., Ltd......................................     670       14,250
    YooSung T&S Co., Ltd.................................   7,220       22,117
    Youlchon Chemical Co., Ltd...........................   1,990       30,367
    Young Poong Corp.....................................     115       78,349
    Youngone Corp........................................   8,136      219,781
    Youngone Holdings Co., Ltd...........................   2,572      123,602
*   YoungWoo DSP Co., Ltd................................   2,174        7,281
*   Yuanta Securities Korea Co., Ltd.....................  50,029      163,714
    Yuhan Corp...........................................     744      148,495
*   Yungjin Pharmaceutical Co., Ltd......................   2,603       17,461
    Zeus Co., Ltd........................................   1,543       23,427
                                                                  ------------
TOTAL SOUTH KOREA........................................          142,841,388
                                                                  ------------
SPAIN -- (1.8%)
    Acciona SA...........................................  15,118    1,298,191
    Acerinox SA..........................................  88,824    1,283,840
    ACS Actividades de Construccion y Servicios SA.......  53,250    2,333,771
*   Adveo Group International SA.........................   2,149        4,792
    Aena SME SA..........................................   2,665      483,896
    Almirall SA..........................................  17,549      251,126
    Amadeus IT Group SA..................................  33,766    2,880,441
*   Amper SA............................................. 310,784      114,761

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
SPAIN -- (Continued)
    Applus Services SA...................................    49,881 $  722,194
    Atresmedia Corp. de Medios de Comunicacion SA........    31,367    245,646
    Azkoyen SA...........................................     4,453     44,285
    Banco Bilbao Vizcaya Argentaria SA...................   475,604  3,484,110
    Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR....   122,180    891,916
    Banco de Sabadell SA................................. 1,618,770  2,694,872
    Banco Santander SA...................................   910,974  5,117,957
    Banco Santander SA, Sponsored ADR....................   231,869  1,296,147
    Bankia SA............................................   238,045    935,782
    Bankinter SA.........................................    62,012    598,120
*   Baron de Ley.........................................       571     75,482
    Bolsas y Mercados Espanoles SHMSF SA.................    28,507    917,207
    CaixaBank SA.........................................   348,641  1,604,055
    Cellnex Telecom SA...................................    55,820  1,483,378
    Cia de Distribucion Integral Logista Holdings SA.....    14,308    338,952
    CIE Automotive SA....................................    24,889    765,030
    Construcciones y Auxiliar de Ferrocarriles SA........     7,787    344,908
*   Deoleo SA............................................   179,709     33,748
    Distribuidora Internacional de Alimentacion SA.......   229,168    512,160
*   Duro Felguera SA.....................................    17,931        664
    Duro Felguera, SA....................................   579,768     21,694
    Ebro Foods SA........................................    16,457    356,183
*   eDreams ODIGEO SA....................................    15,161     68,459
    Elecnor SA...........................................     8,321    119,627
    Enagas SA............................................   100,650  2,813,830
    Ence Energia y Celulosa SA...........................    81,778    771,384
    Endesa SA............................................    25,180    582,277
    Ercros SA............................................    63,653    363,397
    Euskaltel SA.........................................    25,641    238,673
    Faes Farma SA........................................    69,787    304,539
    Ferrovial SA.........................................    21,926    452,572
    Fluidra SA...........................................    15,954    224,078
*   Fomento de Construcciones y Contratas SA.............     3,565     46,333
*   Global Dominion Access SA............................    20,927    109,223
    Grifols SA...........................................    23,100    670,805
    Grupo Catalana Occidente SA..........................    15,026    641,562
*   Grupo Empresarial San Jose SA........................     3,318     15,764
*   Grupo Ezentis SA.....................................    46,082     36,291
    Iberdrola S.A........................................   786,383  6,114,044
    Iberdrola SA.........................................    22,468    174,715
    Iberpapel Gestion SA.................................       348     15,196
*   Indra Sistemas SA....................................    47,454    575,727
    Industria de Diseno Textil SA........................    28,428    931,603
    Laboratorios Farmaceuticos Rovi SA...................       824     15,654
*   Liberbank SA.........................................   709,051    416,716
    Mapfre SA............................................   553,152  1,735,987
    Mediaset Espana Comunicacion SA......................   105,629    831,007
    Melia Hotels International SA........................    22,222    292,230
    Miquel y Costas & Miquel SA..........................     6,300    233,559
    Naturgy Energy Group SA..............................    66,262  1,794,958
    NH Hotel Group SA....................................    47,786    350,972
    Obrascon Huarte Lain SA..............................    51,945    182,885
    Papeles y Cartones de Europa SA......................    24,260    473,371
*   Pharma Mar SA........................................    17,214     31,199
*   Promotora de Informaciones SA, Class A...............    87,829    186,865
    Prosegur Cia de Seguridad SA.........................    80,299    534,175
*   Quabit Inmobiliaria SA...............................    23,935     49,197
*   Realia Business SA...................................    45,943     57,281
    Red Electrica Corp. SA...............................    52,668  1,116,306

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
SPAIN -- (Continued)
    Repsol SA, Sponsored ADR.............................  52,370 $ 1,038,493
    Repsol SA............................................ 193,509   3,838,238
    Sacyr S.A............................................ 203,106     647,093
    Sacyr SA.............................................   4,231      13,508
    Siemens Gamesa Renewable Energy SA...................  16,658     234,977
*   Solaria Energia y Medio Ambiente SA..................  36,783     218,607
    Talgo SA.............................................  44,657     239,157
    Tecnicas Reunidas SA.................................  10,124     341,780
    Telefonica SA, Sponsored ADR.........................  47,435     428,812
    Telefonica SA........................................ 295,400   2,654,323
*   Tubacex SA...........................................  24,810      91,347
*   Tubos Reunidos SA....................................  30,261      16,428
    Vidrala SA...........................................   5,432     520,195
    Viscofan SA..........................................  11,963     825,159
*   Vocento SA...........................................   6,696      10,691
    Zardoya Otis SA......................................  46,903     448,263
                                                                  -----------
TOTAL SPAIN..............................................          66,274,840
                                                                  -----------
SWEDEN -- (2.1%)
    AAK AB...............................................  71,490   1,159,750
    Acando AB............................................  31,213     115,222
    AddLife AB...........................................   1,291      30,882
    AddNode Group AB.....................................   6,570      76,879
    AddTech AB, Class B..................................  10,926     247,366
    AF AB, Class B.......................................  22,285     554,696
    Ahlsell AB...........................................  29,655     173,808
    Alfa Laval AB........................................  22,725     624,699
    Alimak Group AB......................................   2,069      34,376
    Arjo AB, Class B.....................................  31,024     105,178
    Assa Abloy AB, Class B...............................  69,273   1,367,483
    Atlas Copco AB.......................................  20,877     597,842
    Atlas Copco AB.......................................  11,793     309,064
    Atrium Ljungberg AB, Class B.........................  12,540     217,700
    Avanza Bank Holding AB...............................   7,027     323,644
    Axfood AB............................................  15,489     313,587
*   BE Group AB..........................................   1,844      10,730
    Beijer Alma AB.......................................  18,152     256,872
*   Beijer Electronics Group AB..........................   1,764       7,931
    Beijer Ref AB........................................  11,256     246,165
    Bergman & Beving AB..................................  10,464     112,014
    Besqab AB............................................   1,033      12,797
    Betsson AB...........................................  63,564     567,370
    Bilia AB, Class A....................................  61,438     524,699
    BillerudKorsnas AB...................................  58,885     701,551
    BioGaia AB, Class B..................................   5,681     278,760
    Biotage AB...........................................  11,158     140,326
    Bjorn Borg AB........................................  11,488      29,945
    Boliden AB...........................................  78,828   2,346,535
    Bonava AB............................................   3,052      40,040
    Bonava AB, Class B...................................  28,179     369,025
    Bufab AB.............................................  11,803     149,969
    Bulten AB............................................   6,216      74,443
    Byggmax Group AB.....................................  31,325     149,233
    Castellum AB.........................................  18,860     340,199
    Catena AB............................................   1,600      34,264
    Clas Ohlson AB, Class B..............................  16,146     141,911
    Cloetta AB, Class B..................................  87,223     277,241
*   Collector AB.........................................   5,084      41,933
    Com Hem Holding AB...................................  81,222   1,451,157

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
SWEDEN -- (Continued)
    Concentric AB........................................  14,627 $  252,623
    Coor Service Management Holding AB...................   4,969     41,267
    Corem Property Group AB..............................  21,057     25,932
    Dedicare AB, Class B.................................     870      5,705
    Dios Fastigheter AB..................................  30,294    193,315
    Dometic Group AB.....................................  67,294    652,868
*   Doro AB..............................................   9,675     47,797
    Duni AB..............................................  10,582    136,080
    Dustin Group AB......................................  18,668    192,344
    Eastnine AB..........................................   8,175     90,514
    Elanders AB, Class B.................................   2,164     19,522
    Electrolux AB, Series B..............................  43,531  1,021,071
    Elekta AB, Class B...................................  34,531    484,821
*   Eltel AB.............................................  18,432     49,748
*   Enea AB..............................................   6,373     65,693
*   Epiroc AB............................................  20,877    249,965
*   Epiroc AB............................................  11,793    124,972
    Essity AB, Class A...................................   3,204     82,516
    Essity AB, Class B...................................  79,422  1,986,702
    eWork Group AB.......................................   3,724     40,649
    Fabege AB............................................  39,842    564,295
*   Fastighets AB Balder.................................  11,128    323,468
    FastPartner AB.......................................   3,822     23,633
    Fenix Outdoor International AG.......................     370     42,385
*   Fingerprint Cards AB, Class B........................  35,005     31,522
    Getinge AB, Class B..................................  58,904    633,252
    Granges AB...........................................  42,402    530,806
    Gunnebo AB...........................................  18,009     56,196
    Haldex AB............................................  20,108    212,771
    Hemfosa Fastigheter AB...............................  43,448    596,707
    Hennes & Mauritz AB, Class B.........................  29,375    457,358
    Hexagon AB, Class B..................................  20,566  1,253,485
    Hexpol AB............................................  63,206    679,882
    HIQ International AB.................................  27,168    165,719
    Holmen AB, Class B...................................  41,834    931,194
    Hufvudstaden AB, Class A.............................  21,576    333,842
    Husqvarna AB, Class A................................  20,121    160,142
    Husqvarna AB, Class B................................ 210,323  1,661,666
    ICA Gruppen AB.......................................  12,191    404,190
    Indutrade AB.........................................  22,986    604,114
    Intrum AB............................................  23,743    638,800
    Inwido AB............................................  26,459    195,347
    ITAB Shop Concept AB, Class B........................   3,537     12,383
    JM AB................................................  38,575    710,274
    KappAhl AB...........................................  36,944    159,695
    Karo Pharma AB.......................................  31,133    127,159
    Kindred Group P.L.C..................................  67,551    871,762
    Klovern AB, Class B.................................. 176,483    232,347
    KNOW IT AB...........................................   8,378    165,463
    Kungsleden AB........................................  49,921    402,649
    Lagercrantz Group AB, Class B........................  20,489    214,513
    Lifco AB, Class B....................................   4,216    188,961
    Lindab International AB..............................  29,666    202,090
    Loomis AB, Class B...................................  42,975  1,348,574
    Lundin Petroleum AB..................................  20,983    691,843
    Mekonomen AB.........................................  11,138    199,404
    Millicom International Cellular SA...................  17,398  1,114,512
    Modern Times Group MTG AB, Class B...................  19,673    722,491
*   Momentum Group AB, Class B...........................  10,464    139,803

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
SWEDEN -- (Continued)
    MQ Holding AB........................................  18,548 $   31,947
    Mycronic AB..........................................  28,090    286,229
    NCC AB, Class B......................................  44,515    718,567
    Nederman Holding AB..................................   1,650     19,868
*   Net Insight AB, Class B..............................  64,475     28,318
    NetEnt AB............................................  66,792    285,549
    New Wave Group AB, Class B...........................  31,664    191,547
    Nibe Industrier AB, Class B..........................  80,966    909,976
    Nobia AB.............................................  66,819    502,215
    Nobina AB............................................  66,772    462,638
    Nolato AB, Class B...................................  15,102  1,352,211
    Nordea Bank AB....................................... 191,018  2,030,112
    NP3 Fastigheter AB...................................   2,129     14,501
    OEM International AB, Class B........................   1,743     38,053
    Opus Group AB........................................ 125,364     96,143
    Oriflame Holding AG..................................  16,049    533,782
    Peab AB.............................................. 104,795    844,529
    Pricer AB, Class B...................................  58,280     74,429
    Proact IT Group AB...................................   3,611     70,907
*   Qliro Group AB.......................................  38,036     55,259
    Ratos AB, Class B....................................  97,977    364,753
*   RaySearch Laboratories AB............................   7,166     94,074
*   Recipharm AB, Class B................................   5,226     95,313
    Rottneros AB.........................................  45,215     58,830
    Saab AB, Class B.....................................  13,776    635,220
    Sagax AB, Class B....................................  11,262    146,625
    Sandvik AB...........................................  83,367  1,524,422
*   SAS AB...............................................  56,251    110,326
    Scandi Standard AB...................................  26,039    167,606
    Scandic Hotels Group AB..............................  26,772    279,365
    Sectra AB, Class B...................................     495     13,529
    Securitas AB, Class B................................  69,799  1,255,821
    Semcon AB............................................   3,284     21,324
*   Sensys Gatso Group AB................................ 132,179     21,128
    Skandinaviska Enskilda Banken AB, Class C............   1,755     19,348
    Skandinaviska Enskilda Banken AB, Class A............ 128,747  1,376,318
    Skanska AB, Class B..................................  45,474    855,384
    SKF AB, Class A......................................   3,420     70,150
    SKF AB, Class B......................................  83,351  1,711,226
    SkiStar AB...........................................  12,979    303,418
    SSAB AB, Class A.....................................  13,020     64,226
    SSAB AB, Class A.....................................  31,121    153,516
    SSAB AB, Class B.....................................  73,712    291,767
    SSAB AB, Class B..................................... 109,354    434,009
    Svenska Cellulosa AB SCA, Class A....................   6,722     70,946
    Svenska Cellulosa AB SCA, Class B.................... 175,282  1,813,633
    Svenska Handelsbanken AB, Class A....................  98,282  1,214,030
    Svenska Handelsbanken AB, Class B....................   2,424     30,526
    Sweco AB, Class B....................................  26,657    716,803
    Swedbank AB, Class A.................................  83,729  1,979,965
    Swedish Match AB.....................................  23,762  1,299,004
*   Swedish Orphan Biovitrum AB..........................   8,103    219,212
    Systemair AB.........................................     682      7,332
    Tele2 AB, Class B.................................... 121,221  1,626,585
    Telefonaktiebolaget LM Ericsson, Sponsored ADR.......  90,500    711,330
    Telefonaktiebolaget LM Ericsson, Class A.............   4,242     33,483
    Telefonaktiebolaget LM Ericsson, Class B............. 123,302    967,951
    Telia Co. AB......................................... 590,862  2,842,153
    Thule Group AB.......................................  31,892    745,288

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
SWEDEN -- (Continued)
*   Tobii AB.............................................  13,736 $    60,814
    Trelleborg AB, Class B...............................  45,811     953,901
    Troax Group AB.......................................   2,999     102,307
    Vitrolife AB.........................................  18,528     241,095
    Volvo AB, Class A....................................  42,804     752,913
    Volvo AB, Class B.................................... 224,618   3,941,823
    Wallenstam AB, Class B...............................  40,951     420,958
    Wihlborgs Fastigheter AB.............................  41,986     499,408
                                                                  -----------
TOTAL SWEDEN.............................................          78,192,025
                                                                  -----------
SWITZERLAND -- (4.2%)
    ABB, Ltd., Sponsored ADR.............................  55,400   1,275,308
    ABB, Ltd............................................. 219,337   5,035,002
    Adecco Group AG......................................  36,999   2,274,594
*   Allreal Holding AG...................................   6,601   1,027,024
*   Alpiq Holding AG.....................................   1,687     148,349
    ALSO Holding AG......................................   2,753     300,899
    ams AG...............................................   9,578     689,079
    APG SGA SA...........................................     506     179,848
*   Arbonia AG...........................................  19,623     332,603
#*  Aryzta AG............................................  34,002     479,779
    Ascom Holding AG.....................................  19,142     347,888
    Autoneum Holding AG..................................   1,715     392,015
    Bachem Holding AG, Class B...........................     471      66,641
    Baloise Holding AG...................................  17,777   2,772,138
    Bank Cler AG.........................................   1,545      81,468
    Banque Cantonale de Geneve...........................     384      70,574
    Banque Cantonale Vaudoise............................   1,100     822,394
    Barry Callebaut AG...................................     728   1,240,273
    Belimo Holding AG....................................     141     593,170
    Bell Food Group AG...................................     804     235,161
    Bellevue Group AG....................................   4,979     115,649
    Berner Kantonalbank AG...............................   1,201     246,188
    BKW AG...............................................   3,899     263,185
    Bobst Group SA.......................................   5,176     479,340
    Bossard Holding AG, Class A..........................   2,397     480,786
    Bucher Industries AG.................................   3,092   1,001,827
    Burckhardt Compression Holding AG....................   1,467     533,461
    Burkhalter Holding AG................................   1,302     115,006
    Calida Holding AG....................................   2,049      71,837
    Carlo Gavazzi Holding AG.............................     107      34,800
    Cembra Money Bank AG.................................  10,354     949,605
    Cham Group AG........................................      27      11,598
    Chocoladefabriken Lindt & Spruengli AG...............       5     400,514
    Cicor Technologies, Ltd..............................     869      57,709
    Cie Financiere Richemont SA..........................  25,931   2,271,007
    Cie Financiere Tradition SA..........................     818      87,620
    Clariant AG.......................................... 135,347   3,236,324
    Coltene Holding AG...................................   1,392     155,741
    Conzzeta AG..........................................     502     548,328
    Credit Suisse Group AG............................... 120,157   1,932,427
    Credit Suisse Group AG, Sponsored ADR................  51,388     825,297
    Daetwyler Holding AG.................................   2,987     552,124
    DKSH Holding AG......................................  10,281     751,595
    dormakaba Holding AG.................................   1,029     659,334
*   Dottikon Es Holding AG...............................      16      10,659
    Dufry AG.............................................  11,336   1,499,958
    EFG International AG.................................  40,429     301,172
    Emmi AG..............................................     875     717,673

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
SWITZERLAND -- (Continued)
    EMS-Chemie Holding AG................................     886 $   568,254
    Energiedienst Holding AG.............................   1,334      40,564
*   Evolva Holding SA....................................  73,727      20,882
    Feintool International Holding AG....................   1,005     112,632
    Flughafen Zurich AG..................................   9,780   2,046,418
    Forbo Holding AG.....................................     440     695,674
    GAM Holding AG.......................................  79,101     799,755
    Geberit AG...........................................   3,490   1,554,008
    Georg Fischer AG.....................................   2,775   3,580,433
    Givaudan SA..........................................     993   2,324,319
    Gurit Holding AG.....................................     219     190,982
    Helvetia Holding AG..................................   3,203   1,893,054
    HOCHDORF Holding AG..................................     415      86,218
    Huber & Suhner AG....................................   5,312     321,484
    Hypothekarbank Lenzburg AG...........................       9      41,802
*   Idorsia, Ltd.........................................   1,961      48,673
    Implenia AG..........................................   7,232     571,734
    Inficon Holding AG...................................     668     312,567
    Interroll Holding AG.................................     256     457,492
    Intershop Holding AG.................................     394     200,949
    Julius Baer Group, Ltd...............................  42,750   2,345,249
    Jungfraubahn Holding AG..............................     100      14,878
    Kardex AG............................................   2,423     372,120
    Komax Holding AG.....................................   1,888     528,709
    Kudelski SA..........................................  18,111     174,933
    Kuehne + Nagel International AG......................   2,593     413,842
    LafargeHolcim, Ltd...................................  34,688   1,768,887
    LafargeHolcim, Ltd...................................  23,757   1,211,689
*   Lastminute.com NV....................................     712       9,289
    LEM Holding SA.......................................     165     225,005
    Liechtensteinische Landesbank AG.....................   2,854     170,405
    Logitech International SA............................  16,891     742,857
    Logitech International SA............................  18,686     819,381
    Lonza Group AG.......................................  12,381   3,811,086
    Luzerner Kantonalbank AG.............................   1,229     637,708
    Meier Tobler Group AG................................     996      20,879
    Metall Zug AG........................................      70     217,325
*   Meyer Burger Technology AG...........................  60,123      42,361
    Mobilezone Holding AG................................  11,127     115,918
    Mobimo Holding AG....................................   3,081     764,511
    Nestle SA............................................ 261,736  21,329,743
*   Newron Pharmaceuticals SpA...........................   2,529      29,931
    Novartis AG, Sponsored ADR........................... 117,451   9,854,139
    Novartis AG..........................................   9,303     780,724
    OC Oerlikon Corp. AG.................................  77,153   1,198,756
*   Orascom Development Holding AG.......................   4,689      66,672
    Orell Fuessli Holding AG.............................     152      16,895
    Orior AG.............................................   2,210     190,643
    Panalpina Welttransport Holding AG...................   3,678     525,102
    Partners Group Holding AG............................   2,215   1,680,889
    Phoenix Mecano AG....................................     155     103,275
    Plazza AG, Class A...................................     244      55,678
    PSP Swiss Property AG................................  12,197   1,148,236
    Rieter Holding AG....................................   1,570     239,261
    Roche Holding AG.....................................     835     206,889
    Roche Holding AG.....................................  22,551   5,539,570
    Romande Energie Holding SA...........................      59      70,891
    Schaffner Holding AG.................................     215      69,471
    Schindler Holding AG.................................   1,376     311,279

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- ------------
SWITZERLAND -- (Continued)
*   Schmolz + Bickenbach AG.............................. 242,845 $    199,669
    Schweiter Technologies AG............................     457      501,038
    SFS Group AG.........................................   8,278      979,735
    SGS SA...............................................     275      716,832
    Siegfried Holding AG.................................   1,609      694,086
    Sika AG..............................................  33,600    4,770,808
    Sonova Holding AG....................................   9,168    1,690,225
    St Galler Kantonalbank AG............................     953      489,927
    Straumann Holding AG.................................   1,547    1,201,286
    Sulzer AG............................................   5,396      661,855
    Sunrise Communications Group AG......................  20,306    1,789,712
    Swatch Group AG (The)................................   4,679    2,094,276
    Swatch Group AG (The)................................   6,833      562,333
    Swiss Life Holding AG................................   7,043    2,525,469
    Swiss Re AG..........................................  27,430    2,514,872
    Swisscom AG..........................................   9,184    4,311,847
    Swissquote Group Holding SA..........................   5,499      361,376
    Tamedia AG...........................................     619       92,817
    Tecan Group AG.......................................   2,313      586,840
    Temenos AG...........................................  14,082    2,266,517
    Thurgauer Kantonalbank...............................     112       11,537
*   Tornos Holding AG....................................   1,566       17,709
    u-blox Holding AG....................................   4,230      785,046
    UBS Group AG.........................................   2,937       48,274
*   UBS Group AG......................................... 256,486    4,211,500
    Valiant Holding AG...................................   6,995      746,671
    Valora Holding AG....................................   1,827      561,684
    VAT Group AG.........................................   8,068    1,059,235
    Vaudoise Assurances Holding SA.......................     473      243,458
    Vetropack Holding AG.................................      74      151,441
    Vifor Pharma AG......................................  14,466    2,736,290
*   Von Roll Holding AG..................................  14,867       18,503
    Vontobel Holding AG..................................  12,679      879,020
    VP Bank AG...........................................     655      127,722
    VZ Holding AG........................................     676      215,427
    Ypsomed Holding AG...................................   1,220      180,106
    Zehnder Group AG.....................................   4,769      207,473
    Zug Estates Holding AG...............................      39       67,324
    Zuger Kantonalbank AG................................      31      182,029
    Zurich Insurance Group AG............................  13,609    4,173,205
                                                                  ------------
TOTAL SWITZERLAND........................................          156,003,115
                                                                  ------------
TAIWAN -- (3.8%)
    Abnova Corp..........................................  11,000       12,936
    AcBel Polytech, Inc.................................. 140,540       89,656
    Accton Technology Corp............................... 173,929      580,990
    Acer, Inc............................................ 805,521      660,165
    ACES Electronic Co., Ltd.............................  43,000       30,013
*   Acon Holding, Inc....................................  73,000       15,615
    Acter Co., Ltd.......................................  25,300      185,682
*   Action Electronics Co., Ltd..........................  76,000       18,416
    Actron Technology Corp...............................  35,000      115,637
    A-DATA Technology Co., Ltd........................... 103,503      182,955
    Addcn Technology Co., Ltd............................   3,000       26,728
    Adlink Technology, Inc...............................  29,933       48,396
    Advanced Ceramic X Corp..............................  11,000       96,647
    Advanced International Multitech Co., Ltd............  64,000       75,586
*   Advanced Lithium Electrochemistry Cayman Co., Ltd....  30,000       19,840
    Advanced Optoelectronic Technology, Inc..............  31,000       26,930

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    Advanced Wireless Semiconductor Co...................    71,000 $  135,865
    Advancetek Enterprise Co., Ltd.......................    67,532     42,929
    Advantech Co., Ltd...................................    34,586    229,334
    Aerospace Industrial Development Corp................   286,000    282,022
*   AGV Products Corp....................................   165,413     43,863
    Airtac International Group...........................    29,773    324,215
    All Ring Tech Co., Ltd...............................    49,000    103,818
    Allis Electric Co., Ltd..............................    65,000     33,727
    Alltek Technology Corp...............................    30,479     20,626
    Alltop Technology Co., Ltd...........................    28,000     55,061
#   Alpha Networks, Inc..................................   115,200     79,946
    Amazing Microelectronic Corp.........................    24,274     83,971
    Ambassador Hotel (The)...............................    55,000     40,258
    AMICCOM Electronics Corp.............................    10,000      8,601
    AMPOC Far-East Co., Ltd..............................    24,000     19,691
    AmTRAN Technology Co., Ltd...........................   334,000    143,087
    Anpec Electronics Corp...............................    45,402     86,655
    AP Memory Technology Corp............................     8,000     22,009
    Apacer Technology, Inc...............................    40,501     49,556
    APAQ Technology Co., Ltd.............................    26,319     51,128
    APCB, Inc............................................    62,000     48,099
    Apex Biotechnology Corp..............................    31,226     28,569
*   Apex International Co., Ltd..........................    37,252     38,991
    Apex Medical Corp....................................    20,000     17,467
    Apex Science & Engineering...........................    75,920     23,146
    Arcadyan Technology Corp.............................    46,674    111,582
    Ardentec Corp........................................   253,120    316,243
    Argosy Research, Inc.................................    26,000     31,002
    ASE Technology Holding Co., Ltd., ADR................    80,709    400,315
    ASE Technology Holding Co., Ltd......................   279,796    717,227
    Asia Cement Corp.....................................   399,029    532,971
*   Asia Pacific Telecom Co., Ltd........................   868,000    225,731
    Asia Tech Image, Inc.................................    13,000     19,574
    Asia Vital Components Co., Ltd.......................   128,053    121,221
    ASMedia Technology, Inc..............................     7,364    122,908
    ASPEED Technology, Inc...............................     6,000    159,130
    ASROCK, Inc..........................................     6,000     13,437
    Asustek Computer, Inc................................   100,502    866,367
    Aten International Co., Ltd..........................    47,000    136,470
    AU Optronics Corp., Sponsored ADR....................    19,522     86,287
#   AU Optronics Corp.................................... 3,746,980  1,621,659
    Audix Corp...........................................    47,200     58,472
    AURAS Technology Co., Ltd............................    30,000     71,716
    Aurora Corp..........................................    23,100     66,943
    Avalue Technology, Inc...............................    16,000     21,707
    AVY Precision Technology, Inc........................    45,011     76,141
    Axiomtek Co., Ltd....................................    18,000     38,416
    Bank of Kaohsiung Co., Ltd...........................   159,959     49,375
*   BenQ Materials Corp..................................    69,000     43,117
#   BES Engineering Corp.................................   619,000    165,230
    Bin Chuan Enterprise Co., Ltd........................    51,000     39,941
    Bionime Corp.........................................     7,000     11,679
    Bioteque Corp........................................    24,000     87,582
    Bizlink Holding, Inc.................................    56,038    358,837
*   Boardtek Electronics Corp............................    47,000     44,000
    Bothhand Enterprise, Inc.............................    26,000     61,042
    Bright Led Electronics Corp..........................    47,000     23,290
    Brighton-Best International Taiwan, Inc..............    28,000     29,726
    Browave Corp.........................................    26,000     32,320

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    C Sun Manufacturing, Ltd.............................    60,000 $   54,909
    Capital Futures Corp.................................    19,000     37,693
    Capital Securities Corp..............................   780,000    286,959
    Career Technology MFG. Co., Ltd......................   174,962    313,207
#   Casetek Holdings, Ltd................................    71,753    167,073
    Catcher Technology Co., Ltd..........................   191,360  2,357,085
    Cathay Financial Holding Co., Ltd....................   711,692  1,227,381
    Cathay Real Estate Development Co., Ltd..............   255,300    141,463
    Cayman Engley Industrial Co., Ltd....................    15,000     78,983
*   Center Laboratories, Inc.............................    94,500    289,392
    Central Reinsurance Co., Ltd.........................    67,788     42,317
    Chailease Holding Co., Ltd...........................   316,200  1,034,819
    Chain Chon Industrial Co., Ltd.......................    27,000      9,952
*   Champion Building Materials Co., Ltd.................    74,526     18,572
    Chang Hwa Commercial Bank, Ltd.......................   688,508    407,475
    Chang Wah Electromaterials, Inc......................    21,913     88,554
    Channel Well Technology Co., Ltd.....................    85,000     96,116
    Charoen Pokphand Enterprise..........................    73,920    140,634
    Chaun-Choung Technology Corp.........................    31,000    100,005
    CHC Healthcare Group.................................    19,000     19,612
    CHC Resources Corp...................................    31,900     57,951
    Chen Full International Co., Ltd.....................    48,000     67,261
    Chenbro Micom Co., Ltd...............................    33,000     42,856
    Cheng Fwa Industrial Co., Ltd........................    36,000     16,474
    Cheng Loong Corp.....................................   309,360    174,628
*   Cheng Mei Materials Technology Corp..................   221,100     76,699
    Cheng Shin Rubber Industry Co., Ltd..................   568,341    878,994
    Cheng Uei Precision Industry Co., Ltd................   183,051    198,512
    Chenming Mold Industry Corp..........................    38,000     21,028
    Chian Hsing Forging Industrial Co., Ltd..............    21,000     45,208
    Chicony Electronics Co., Ltd.........................   159,400    361,326
    Chicony Power Technology Co., Ltd....................    68,807    103,595
    Chilisin Electronics Corp............................    94,229    392,291
*   China Airlines, Ltd.................................. 2,166,019    701,249
    China Bills Finance Corp.............................   388,000    173,551
    China Chemical & Pharmaceutical Co., Ltd.............    99,000     63,910
    China Development Financial Holding Corp............. 1,922,412    704,205
    China Ecotek Corp....................................    11,000     13,304
*   China Electric Manufacturing Corp....................   104,000     33,862
    China General Plastics Corp..........................   193,580    183,877
    China Life Insurance Co., Ltd........................   434,351    460,101
    China Metal Products.................................   104,290    104,544
    China Steel Chemical Corp............................    35,000    166,681
    China Steel Corp..................................... 1,025,881    838,633
    China Steel Structure Co., Ltd.......................    24,000     22,101
    China Synthetic Rubber Corp..........................   217,921    342,534
    China Wire & Cable Co., Ltd..........................    34,160     28,467
    Chinese Maritime Transport, Ltd......................    31,570     31,283
*   Ching Feng Home Fashions Co., Ltd....................    21,000     13,093
    Chin-Poon Industrial Co., Ltd........................   154,126    191,916
    Chipbond Technology Corp.............................   349,000    752,401
*   ChipMOS Techinologies, Inc., ADR.....................     3,311     48,274
    ChipMOS Techinologies, Inc...........................    46,000     33,737
    Chlitina Holding, Ltd................................    19,000    172,945
    Chong Hong Construction Co., Ltd.....................   106,941    324,717
    Chroma ATE, Inc......................................    65,560    369,962
    Chun YU Works & Co., Ltd.............................    18,000     10,854
    Chun Yuan Steel......................................   160,570     56,909
    Chung Hsin Electric & Machinery Manufacturing Corp...   194,000    137,351

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
*   Chung Hung Steel Corp................................   549,212 $  256,169
    Chung Hwa Pulp Corp..................................   191,629     65,238
    Chunghwa Precision Test Tech Co., Ltd................     2,000     51,077
    Chunghwa Telecom Co., Ltd., Sponsored ADR............     3,011    103,789
    Chunghwa Telecom Co., Ltd............................    74,727    258,968
    Chyang Sheng Dyeing & Finishing Co., Ltd.............    51,000     29,244
    Cleanaway Co., Ltd...................................    37,000    224,195
    Clevo Co.............................................   182,401    208,696
#*  CMC Magnetics Corp...................................   893,101    233,086
    C-Media Electronics, Inc.............................    25,000     22,474
*   CoAsia Microelectronics Corp.........................    65,094     27,263
    Coland Holdings, Ltd.................................    11,000     12,839
    Compal Electronics, Inc.............................. 1,304,747    811,868
    Compeq Manufacturing Co., Ltd........................   626,000    623,452
    Compucase Enterprise.................................    31,000     32,286
*   Concord Securities Co., Ltd..........................   129,000     33,727
    Concraft Holding Co., Ltd............................    11,000     99,948
    Continental Holdings Corp............................   130,200     56,038
*   Contrel Technology Co., Ltd..........................    40,000     24,928
#   Coremax Corp.........................................    31,000    108,932
    Coretronic Corp......................................   199,000    310,762
    Co-Tech Development Corp.............................   101,253    128,053
    Coxon Precise Industrial Co., Ltd....................    40,000     32,574
*   CSBC Corp. Taiwan....................................    69,344     93,214
    CTBC Financial Holding Co., Ltd...................... 1,901,655  1,290,257
    CTCI Corp............................................   248,444    372,318
    Cub Elecparts, Inc...................................    15,679    159,852
    CviLux Corp..........................................    26,600     21,925
    CX Technology Co., Ltd...............................    16,689     17,303
    CyberPower Systems, Inc..............................    20,000     57,689
    CyberTAN Technology, Inc.............................   152,424     88,475
    Cypress Technology Co., Ltd..........................    17,000     31,429
    DA CIN Construction Co., Ltd.........................    60,000     43,932
    Dadi Early-Childhood Education Group, Ltd............     7,139     58,839
    Da-Li Development Co., Ltd...........................    60,603     68,156
*   Danen Technology Corp................................   236,000     38,719
    Darfon Electronics Corp..............................   104,000    187,181
    Darwin Precisions Corp...............................   146,000    137,733
    Daxin Materials Corp.................................    23,100     60,072
    De Licacy Industrial Co., Ltd........................    78,742     65,278
    Delpha Construction Co., Ltd.........................    53,320     27,630
    Delta Electronics, Inc...............................    61,699    215,110
    Depo Auto Parts Ind Co., Ltd.........................    51,000    130,535
    Dimerco Express Corp.................................    27,000     18,089
    D-Link Corp..........................................   313,976    142,583
    DYNACOLOR, Inc.......................................    17,000     21,067
*   Dynamic Electronics Co., Ltd.........................   134,183     39,657
    Dynapack International Technology Corp...............    57,000     72,650
    E Ink Holdings, Inc..................................   256,000    329,885
    E.Sun Financial Holding Co., Ltd..................... 1,637,200  1,142,592
*   Eastern Media International Corp.....................    61,064     29,695
    Eclat Textile Co., Ltd...............................    36,143    416,441
    ECOVE Environment Corp...............................    11,000     62,362
*   Edimax Technology Co., Ltd...........................    52,313     16,112
*   Edison Opto Corp.....................................    40,000     23,565
    Edom Technology Co., Ltd.............................    54,162     30,084
    eGalax_eMPIA Technology, Inc.........................    23,861     41,570
    Egis Technology, Inc.................................    11,000     48,696
    Elan Microelectronics Corp...........................   118,000    186,767

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    E-Lead Electronic Co., Ltd...........................    42,000 $   30,184
    E-LIFE MALL Corp.....................................    25,000     52,786
    Elite Advanced Laser Corp............................    83,723    256,148
#   Elite Material Co., Ltd..............................   135,162    389,012
    Elite Semiconductor Memory Technology, Inc...........   114,000    142,908
*   Elitegroup Computer Systems Co., Ltd.................   157,087     85,700
    eMemory Technology, Inc..............................    19,000    204,646
    ENG Electric Co., Ltd................................    57,324      8,067
#   Ennoconn Corp........................................    13,000    161,208
    EnTie Commercial Bank Co., Ltd.......................   165,000     81,197
*   Epileds Technologies, Inc............................    29,000     21,600
#*  Epistar Corp.........................................   439,743    545,534
    Eson Precision Ind. Co., Ltd.........................    35,000     42,026
    Eternal Materials Co., Ltd...........................   278,993    249,941
*   E-Ton Solar Tech Co., Ltd............................   148,022     22,423
*   Etron Technology, Inc................................   155,000     67,307
    Eurocharm Holdings Co., Ltd..........................    11,000     31,859
    Eva Airways Corp..................................... 1,461,692    722,126
    Everest Textile Co., Ltd.............................   111,760     47,275
    Evergreen International Storage & Transport Corp.....   209,000     90,876
*   Evergreen Marine Corp. Taiwan, Ltd...................   539,582    244,685
    Everlight Chemical Industrial Corp...................   154,155     92,244
    Everlight Electronics Co., Ltd.......................   154,225    203,246
    Everspring Industry Co., Ltd.........................    35,000     10,821
    Excelsior Medical Co., Ltd...........................    46,172     75,744
    EZconn Corp..........................................    12,000     14,113
    Far Eastern Department Stores, Ltd...................   415,249    240,978
    Far Eastern International Bank.......................   980,018    331,482
    Far Eastern New Century Corp.........................   536,625    573,034
    Far EasTone Telecommunications Co., Ltd..............   191,000    453,316
    Faraday Technology Corp..............................    62,637    123,333
    Farglory Land Development Co., Ltd...................   164,575    168,100
*   Federal Corp.........................................   173,567     69,289
    Feedback Technology Corp.............................     6,300     24,254
    Feng Hsin Steel Co., Ltd.............................   131,000    232,082
    Feng TAY Enterprise Co., Ltd.........................    44,953    259,074
*   First Copper Technology Co., Ltd.....................    61,000     21,058
    First Financial Holding Co., Ltd..................... 1,377,089    947,261
    First Hotel..........................................    64,589     31,355
    First Insurance Co., Ltd. (The)......................    35,000     15,555
*   First Steamship Co., Ltd.............................   227,113     89,213
    FLEXium Interconnect, Inc............................   183,515    648,524
    Flytech Technology Co., Ltd..........................    61,312    155,277
    FocalTech Systems Co., Ltd...........................   111,000     91,090
    Forest Water Environment Engineering Co., Ltd........    11,000     24,866
    Formosa Advanced Technologies Co., Ltd...............    31,000     35,959
    Formosa Chemicals & Fibre Corp.......................   165,821    654,186
    Formosa International Hotels Corp....................    14,246     66,571
    Formosa Laboratories, Inc............................    30,403     51,898
    Formosa Petrochemical Corp...........................    75,000    295,600
    Formosa Plastics Corp................................   125,000    460,299
    Formosan Union Chemical..............................   117,426     73,312
    Fortune Electric Co., Ltd............................    22,000     16,009
    Founding Construction & Development Co., Ltd.........    45,208     24,615
    Foxsemicon Integrated Technology, Inc................    19,845    116,565
    Froch Enterprise Co., Ltd............................    89,000     41,262
    Fubon Financial Holding Co., Ltd.....................   942,019  1,562,850
    Fulgent Sun International Holding Co., Ltd...........    46,382     79,310
    Fulltech Fiber Glass Corp............................   120,965     73,005

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------- --------
TAIWAN -- (Continued)
    Fwusow Industry Co., Ltd.............................  70,321 $ 42,201
    Gallant Precision Machining Co., Ltd.................  65,000   63,300
    GEM Services, Inc....................................  22,000   60,741
    Gemtek Technology Corp............................... 125,348  110,412
    General Interface Solution Holding, Ltd..............  97,000  659,342
    General Plastic Industrial Co., Ltd..................  19,114   23,246
    Generalplus Technology, Inc..........................  39,000   48,607
    Genesys Logic, Inc...................................  43,000   54,189
*   Genius Electronic Optical Co., Ltd...................  46,000  728,207
*   Genmont Biotech, Inc.................................  23,000   21,947
    GeoVision, Inc.......................................  18,944   18,365
    Getac Technology Corp................................ 182,000  277,980
#   Giant Manufacturing Co., Ltd.........................  65,760  282,032
    Giantplus Technology Co., Ltd........................ 169,000   74,656
    Gigabyte Technology Co., Ltd......................... 126,000  253,657
    Gigasolar Materials Corp.............................   3,600   17,304
*   Gigastorage Corp..................................... 155,450   48,297
    Ginko International Co., Ltd.........................  18,000  143,217
*   Gintech Energy Corp.................................. 203,237   87,126
    Global Brands Manufacture, Ltd....................... 122,000   63,133
    Global Lighting Technologies, Inc....................  29,000   36,029
    Global Mixed Mode Technology, Inc....................  17,000   35,203
    Global PMX Co., Ltd..................................   8,000   32,651
    Global Unichip Corp..................................  32,000  347,926
    Globalwafers Co., Ltd................................  29,000  490,921
    Globe Union Industrial Corp.......................... 129,075   70,079
    Gloria Material Technology Corp...................... 194,636  110,031
    Glory Science Co., Ltd...............................  28,000   37,307
*   GlycoNex, Inc........................................  17,000   15,447
*   Gold Circuit Electronics, Ltd........................ 171,000   54,809
*   Goldsun Building Materials Co., Ltd.................. 523,624  169,558
    Gourmet Master Co., Ltd..............................  14,025  126,469
    Grand Ocean Retail Group, Ltd........................  40,000   40,816
    Grand Pacific Petrochemical.......................... 366,000  342,664
    Grand Plastic Technology Corp........................   8,000   35,743
    GrandTech CG Systems, Inc............................  25,000   38,859
    Grape King Bio, Ltd..................................  37,000  284,487
    Great China Metal Industry...........................  57,000   48,071
    Great Taipei Gas Co., Ltd............................  41,000   36,167
    Great Wall Enterprise Co., Ltd....................... 357,427  464,661
    Greatek Electronics, Inc............................. 173,000  300,908
*   Green Energy Technology, Inc......................... 111,581   46,934
    Green Seal Holding, Ltd..............................  29,700   26,344
    GTM Holdings Corp....................................  28,350   16,910
    Hannstar Board Corp.................................. 166,096  156,753
    HannStar Display Corp................................ 204,135   59,771
*   HannsTouch Solution, Inc............................. 181,465   51,028
*   Harvatek Corp........................................  58,239   34,512
    Hey Song Corp........................................ 114,500  115,255
    Highwealth Construction Corp......................... 257,478  398,256
    HIM International Music, Inc.........................  13,800   54,181
    Hiroca Holdings, Ltd.................................  21,795   69,603
    Hitron Technology, Inc...............................  97,000   66,459
    Hiwin Technologies Corp..............................  38,952  382,381
*   Ho Tung Chemical Corp................................ 362,118   99,522
*   Hocheng Corp.........................................  66,000   19,667
    Holiday Entertainment Co., Ltd.......................  12,000   22,278
    Holtek Semiconductor, Inc............................  75,000  178,938
    Hon Hai Precision Industry Co., Ltd., GDR............  26,652  147,028

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    Hon Hai Precision Industry Co., Ltd..................   785,472 $2,154,533
    Hong Pu Real Estate Development Co., Ltd.............   116,695     81,980
    Hong YI Fiber Industry Co............................    43,000     26,644
*   Horizon Securities Co., Ltd..........................   142,000     32,470
    Hota Industrial Manufacturing Co., Ltd...............    64,047    273,232
    Hotai Motor Co., Ltd.................................    28,000    243,806
    Hotron Precision Electronic Industrial Co., Ltd......    15,300     22,000
    Hsin Kuang Steel Co., Ltd............................    87,000    108,788
    Hsin Yung Chien Co., Ltd.............................    15,800     47,298
*   HTC Corp.............................................   180,522    318,546
#   Hu Lane Associate, Inc...............................    37,431    164,171
    Hua Nan Financial Holdings Co., Ltd.................. 1,030,524    618,052
    Huaku Development Co., Ltd...........................   118,540    253,326
    Huang Hsiang Construction Corp.......................    49,000     44,742
    Hung Ching Development & Construction Co., Ltd.......    60,000     61,118
    Hung Sheng Construction, Ltd.........................   198,500    262,263
    Hwa Fong Rubber Industrial Co., Ltd..................    97,304     47,185
    Ibase Technology, Inc................................    58,353     90,781
*   Ichia Technologies, Inc..............................   139,000     75,526
*   I-Chiun Precision Industry Co., Ltd..................    61,000     25,238
    Ideal Bike Corp......................................    61,572     21,333
    IEI Integration Corp.................................    74,000     88,288
    Innodisk Corp........................................    36,970    172,635
#   Innolux Corp......................................... 3,573,685  1,345,947
    Inpaq Technology Co., Ltd............................    27,000     34,221
    Intai Technology Corp................................    12,000     39,056
#   Integrated Service Technology, Inc...................    34,596     79,301
    IntelliEPI, Inc......................................     5,000     12,381
    International Games System Co., Ltd..................    33,000    186,187
    Inventec Corp........................................   706,945    565,700
    Iron Force Industrial Co., Ltd.......................    13,000     38,244
    I-Sheng Electric Wire & Cable Co., Ltd...............    40,000     55,954
    ITEQ Corp............................................    99,835    235,831
    Jarllytec Co., Ltd...................................    15,000     24,382
    Jentech Precision Industrial Co., Ltd................    23,000     53,207
    Jess-Link Products Co., Ltd..........................    45,000     39,663
    Jih Sun Financial Holdings Co., Ltd..................   593,317    187,677
    Johnson Health Tech Co., Ltd.........................    31,959     34,731
    Jourdeness Group, Ltd................................    18,000     72,183
    K Laser Technology, Inc..............................    77,000     36,882
    Kaori Heat Treatment Co., Ltd........................    47,147     79,476
    Kaulin Manufacturing Co., Ltd........................    34,000     22,031
    KEE TAI Properties Co., Ltd..........................   186,790     65,638
    Kenda Rubber Industrial Co., Ltd.....................   162,825    172,199
    Kenmec Mechanical Engineering Co., Ltd...............    68,000     23,769
    Kerry TJ Logistics Co., Ltd..........................    61,000     79,861
*   Key Ware Electronics Co., Ltd........................    49,000     17,468
    Kindom Construction Corp.............................   215,000    157,269
    King Chou Marine Technology Co., Ltd.................    28,220     33,824
    King Slide Works Co., Ltd............................     9,000    124,297
    King Yuan Electronics Co., Ltd.......................   705,545    609,733
    Kingcan Holdings, Ltd................................    17,712      9,081
    Kingpak Technology, Inc..............................    10,000     61,585
    King's Town Bank Co., Ltd............................   332,000    349,647
    Kinik Co.............................................    59,000    132,676
    Kinko Optical Co., Ltd...............................    62,000     71,644
    Kinpo Electronics....................................   563,000    186,850
    Kinsus Interconnect Technology Corp..................   118,000    212,542
    KMC Kuei Meng International, Inc.....................    26,581    113,395

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    KS Terminals, Inc....................................    47,162 $   73,121
    Kung Long Batteries Industrial Co., Ltd..............    31,000    155,035
    Kung Sing Engineering Corp...........................   121,000     36,051
*   Kuo Toong International Co., Ltd.....................    90,103     63,276
*   Kuoyang Construction Co., Ltd........................   186,387     79,503
    Kwong Fong Industries Corp...........................    48,915     25,902
    Kwong Lung Enterprise Co., Ltd.......................    19,000     31,838
    L&K Engineering Co., Ltd.............................    74,000     79,008
*   LAN FA Textile.......................................    88,922     24,747
    Land Mark Optoelectronics Corp.......................    20,000    178,469
    Lanner Electronics, Inc..............................    44,294     66,433
    Largan Precision Co., Ltd............................     5,000    841,929
    Laser Tek Taiwan Co., Ltd............................    20,000     27,781
    Laster Tech Corp., Ltd...............................    17,000     32,685
    LCY Chemical Corp....................................   170,286    286,911
    Leader Electronics, Inc..............................    40,000     10,977
*   Lealea Enterprise Co., Ltd...........................   308,933    100,749
    Ledlink Optics, Inc..................................    18,900     22,623
    LEE CHI Enterprises Co., Ltd.........................    96,000     32,014
    Lelon Electronics Corp...............................    40,750     89,198
    Lemtech Holdings Co., Ltd............................    22,000    164,469
*   Leofoo Development Co., Ltd..........................    72,917     15,092
*   LES Enphants Co., Ltd................................    81,000     32,905
*   Lextar Electronics Corp..............................   146,500     98,925
    Li Cheng Enterprise Co., Ltd.........................    52,360     61,363
*   Li Peng Enterprise Co., Ltd..........................   295,366     77,246
    Lian HWA Food Corp...................................    30,039     37,597
    Lida Holdings, Ltd...................................    18,000     49,266
    Lien Hwa Industrial Corp.............................   245,505    317,044
    Lifestyle Global Enterprise, Inc.....................     6,000     20,209
    Lingsen Precision Industries, Ltd....................   142,000     52,935
    Lion Travel Service Co., Ltd.........................    16,000     55,808
    Lite-On Semiconductor Corp...........................   113,448    148,255
    Lite-On Technology Corp..............................   828,164  1,088,403
    Long Bon International Co., Ltd......................   155,000     73,208
#   Long Chen Paper Co., Ltd.............................   238,570    209,914
    Longwell Co..........................................    41,000     59,293
    Lotes Co., Ltd.......................................    26,000    178,835
*   Lotus Pharmaceutical Co., Ltd........................    13,000     28,554
    Lu Hai Holding Corp..................................     6,599      6,836
    Lumax International Corp., Ltd.......................    24,034     47,904
    Lung Yen Life Service Corp...........................    29,000     54,818
*   LuxNet Corp..........................................    26,066     21,924
    Macauto Industrial Co., Ltd..........................    21,000     74,158
    Machvision, Inc......................................     9,000    138,476
#*  Macronix International...............................   559,777    780,578
    Makalot Industrial Co., Ltd..........................    98,630    438,666
    Masterlink Securities Corp...........................   423,802    144,709
    Materials Analysis Technology, Inc...................    20,355     47,813
    Mayer Steel Pipe Corp................................    29,700     13,451
    MediaTek, Inc........................................    63,048    524,347
    Mega Financial Holding Co., Ltd...................... 1,698,365  1,512,902
    Meiloon Industrial Co................................    29,050     19,519
    Mercuries & Associates Holding, Ltd..................   186,799    155,140
*   Mercuries Life Insurance Co., Ltd....................   368,349    205,900
#   Merry Electronics Co., Ltd...........................    81,734    435,898
*   Microbio Co., Ltd....................................   141,881     93,235
    Microlife Corp.......................................    17,000     47,631
#   Micro-Star International Co., Ltd....................   263,394    905,927

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    Mildef Crete, Inc....................................    20,000 $   28,103
    MIN AIK Technology Co., Ltd..........................    64,000     40,320
    Mirle Automation Corp................................    49,805     69,990
    MJ International Co., Ltd............................     8,000     17,300
    Mobiletron Electronics Co., Ltd......................    32,600     39,427
    momo.com, Inc........................................     8,000     52,366
*   Motech Industries, Inc...............................   155,752     67,792
    MPI Corp.............................................    31,000     62,901
    Nak Sealing Technologies Corp........................    29,000     80,224
    Namchow Holdings Co., Ltd............................    74,000    137,339
    Nan Kang Rubber Tire Co., Ltd........................   118,183     98,018
    Nan Liu Enterprise Co., Ltd..........................    13,000     71,816
    Nan Ren Lake Leisure Amusement Co., Ltd..............    50,000     12,753
    Nan Ya Plastics Corp.................................   148,187    411,766
    Nang Kuang Pharmaceutical Co., Ltd...................    16,000     19,024
    Nantex Industry Co., Ltd.............................   104,392     97,770
    Nanya Technology Corp................................   104,110    267,856
    National Petroleum Co., Ltd..........................    67,000     84,357
#*  Neo Solar Power Corp.................................   346,548    113,984
    Nexcom International Co., Ltd........................    20,000     16,998
    Nichidenbo Corp......................................    26,424     66,108
    Nien Hsing Textile Co., Ltd..........................    47,654     36,139
    Nien Made Enterprise Co., Ltd........................    21,000    181,970
    Novatek Microelectronics Corp........................   113,000    547,207
    Nuvoton Technology Corp..............................    49,000     99,061
*   Ocean Plastics Co., Ltd..............................    50,000     43,780
    On-Bright Electronics, Inc...........................     8,160     75,706
    OptoTech Corp........................................   181,183    156,977
    Orient Europharma Co., Ltd...........................     9,000     19,978
*   Orient Semiconductor Electronics, Ltd................   226,000     76,509
    Oriental Union Chemical Corp.........................   258,992    280,659
    O-TA Precision Industry Co., Ltd.....................    40,000     35,651
    Pacific Hospital Supply Co., Ltd.....................    24,000     51,928
#   Paiho Shih Holdings Corp.............................    43,124     64,950
*   Pan Jit International, Inc...........................   158,940    244,910
    Pan-International Industrial Corp....................   161,000    109,844
    Parade Technologies, Ltd.............................    23,000    350,508
*   Paragon Technologies Co., Ltd........................    20,423     15,456
*   PChome Online, Inc...................................     2,903     12,970
#   PCL Technologies, Inc................................    15,180     41,337
    P-Duke Technology Co., Ltd...........................    18,700     44,311
#   Pegatron Corp........................................   695,261  1,548,879
    Pharmally International Holding Co., Ltd.............     4,756     59,750
*   Phihong Technology Co., Ltd..........................   148,272     51,369
    Phison Electronics Corp..............................    73,000    606,692
    Phoenix Tours International, Inc.....................     7,350      8,409
    Pixart Imaging, Inc..................................     7,000     25,007
    Planet Technology Corp...............................    15,000     31,078
    Plotech Co., Ltd.....................................    47,000     34,286
    Polytronics Technology Corp..........................    23,000     49,740
    Posiflex Technology, Inc.............................    24,698     90,924
    Pou Chen Corp........................................ 1,232,528  1,355,823
*   Power Quotient International Co., Ltd................    99,000     25,590
    Power Wind Health Industry, Inc......................     6,240     37,287
    Powertech Technology, Inc............................   453,900  1,286,168
    Poya International Co., Ltd..........................    15,436    165,429
    President Chain Store Corp...........................    29,768    327,945
*   President Securities Corp............................   375,361    172,435
    Primax Electronics, Ltd..............................   196,000    369,254

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE>>
                                                          --------- --------
TAIWAN -- (Continued)
*   Prime Electronics & Satellitics, Inc.................    29,400 $  7,449
    Prince Housing & Development Corp....................   469,000  168,614
    Pro Hawk Corp........................................     3,000   13,421
    Promate Electronic Co., Ltd..........................    59,000   53,416
*   Promise Technology, Inc..............................    34,874   10,286
    Qisda Corp...........................................   715,875  534,561
    QST International Corp...............................    21,000   67,097
    Qualipoly Chemical Corp..............................    43,547   44,721
    Quang Viet Enterprise Co., Ltd.......................     4,000   17,265
    Quanta Computer, Inc.................................   328,007  567,781
    Quintain Steel Co., Ltd..............................    64,841   19,913
    Radiant Opto-Electronics Corp........................   226,782  479,584
*   Radium Life Tech Co., Ltd............................   285,030  125,869
    Rafael Microelectronics, Inc.........................     8,000   40,515
    Realtek Semiconductor Corp...........................    96,098  387,228
    Rechi Precision Co., Ltd.............................   137,185  137,582
    Rexon Industrial Corp., Ltd..........................    17,000   31,868
    Rich Development Co., Ltd............................   222,814   74,320
    RichWave Technology Corp.............................    15,000   30,847
*   Right WAY Industrial Co., Ltd........................    15,000   10,356
*   Ritek Corp...........................................   774,055  372,489
*   Roo Hsing Co., Ltd...................................   295,000  139,529
    Rotam Global Agrosciences, Ltd.......................    21,319   16,567
*   Ruentex Development Co., Ltd.........................   225,102  250,220
    Ruentex Engineering & Construction Co................    13,000   15,733
    Ruentex Industries, Ltd..............................   266,501  511,101
    Sampo Corp...........................................   174,000   77,895
    San Fang Chemical Industry Co., Ltd..................    60,648   55,765
    San Far Property, Ltd................................    44,745   21,003
    San Shing Fastech Corp...............................    42,565   75,798
    Sanitar Co., Ltd.....................................    16,000   21,318
    Sanyang Motor Co., Ltd...............................   227,900  156,782
    SCI Pharmtech, Inc...................................     9,450   21,147
    Scientech Corp.......................................    18,000   50,695
#   SDI Corp.............................................    59,000  157,534
    Senao International Co., Ltd.........................    39,000   63,644
    Senao Networks, Inc..................................    13,000   57,922
#   Sercomm Corp.........................................   109,000  241,936
    Sesoda Corp..........................................    72,420   65,831
    Shan-Loong Transportation Co., Ltd...................    35,000   35,689
    Sharehope Medicine Co., Ltd..........................    20,776   22,453
    Sheng Yu Steel Co., Ltd..............................    61,000   47,961
    ShenMao Technology, Inc..............................    44,922   31,791
    Shih Her Technologies, Inc...........................    21,000   22,059
*   Shih Wei Navigation Co., Ltd.........................    87,254   21,654
    Shin Kong Financial Holding Co., Ltd................. 1,787,176  678,916
#   Shin Zu Shing Co., Ltd...............................    53,549  156,629
    Shinih Enterprise Co., Ltd...........................    24,000   13,172
*   Shining Building Business Co., Ltd...................   182,065   75,724
    Shinkong Insurance Co., Ltd..........................    84,000   95,731
    Shinkong Synthetic Fibers Corp.......................   499,799  216,504
    Shinkong Textile Co., Ltd............................    59,000   84,621
    Shiny Chemical Industrial Co., Ltd...................    28,000  100,707
    Sigurd Microelectronics Corp.........................   210,000  252,739
    Silergy Corp.........................................     5,000  115,006
    Simplo Technology Co., Ltd...........................    63,600  369,672
    Sinbon Electronics Co., Ltd..........................   112,616  327,057
    Sincere Navigation Corp..............................   129,125   67,994
    Single Well Industrial Corp..........................    15,000   11,671

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    Sinher Technology, Inc...............................    24,000 $   40,757
    Sinmag Equipment Corp................................    16,196     73,978
    Sino-American Silicon Products, Inc..................   224,000    771,425
    Sinon Corp...........................................   145,000     83,418
    SinoPac Financial Holdings Co., Ltd.................. 2,110,106    793,686
    Sinphar Pharmaceutical Co., Ltd......................    34,977     24,619
    Sinyi Realty Co......................................   110,077    127,354
    Sirtec International Co., Ltd........................    76,000     63,640
    Sitronix Technology Corp.............................    64,000    201,413
    Siward Crystal Technology Co., Ltd...................    48,000     33,626
*   Solar Applied Materials Technology Co................    90,800     63,299
*   Solartech Energy Corp................................   166,296     60,180
    Solteam Electronics Co., Ltd.........................    19,190     23,708
    Sonix Technology Co., Ltd............................    63,000     59,891
    Southeast Cement Co., Ltd............................    33,000     14,995
    Sporton International, Inc...........................    20,213     95,253
    St Shine Optical Co., Ltd............................    13,000    286,746
    Standard Chemical & Pharmaceutical Co., Ltd..........    40,330     45,479
    Standard Foods Corp..................................    47,003     90,981
    Stark Technology, Inc................................    32,800     42,736
    Sunny Friend Environmental Technology Co., Ltd.......    15,000    117,369
    Sunonwealth Electric Machine Industry Co., Ltd.......   107,000    154,932
    Sunrex Technology Corp...............................    48,714     30,452
    Sunspring Metal Corp.................................    47,000     54,408
    Supreme Electronics Co., Ltd.........................   168,305    190,359
    Swancor Holding Co., Ltd.............................    11,000     28,190
    Sweeten Real Estate Development Co., Ltd.............    23,805     16,535
    Syncmold Enterprise Corp.............................    57,000    107,248
    Synmosa Biopharma Corp...............................    23,000     25,259
    Synnex Technology International Corp.................   284,810    407,050
    Sysage Technology Co., Ltd...........................    16,735     18,494
*   Sysgration...........................................    41,000     12,054
    Systex Corp..........................................    76,000    154,833
    T3EX Global Holdings Corp............................    23,000     18,083
    TA Chen Stainless Pipe...............................   329,176    413,873
    Ta Liang Technology Co., Ltd.........................    23,000     38,955
*   Ta Ya Electric Wire & Cable..........................   250,000    113,324
    Ta Yih Industrial Co., Ltd...........................    16,000     39,260
    Tah Hsin Industrial Corp.............................     9,900      8,508
    TA-I Technology Co., Ltd.............................    54,752    177,632
    Tai Tung Communication Co., Ltd......................    38,000     23,962
    Taichung Commercial Bank Co., Ltd....................   910,874    302,055
    TaiDoc Technology Corp...............................    25,323    128,808
    Taiflex Scientific Co., Ltd..........................    83,640    120,513
    Taimide Tech, Inc....................................    44,050    105,125
    Tainan Enterprises Co., Ltd..........................    37,000     24,957
    Tainan Spinning Co., Ltd.............................   459,171    200,571
*   Tainergy Tech Co., Ltd...............................    85,000     21,879
    Taishin Financial Holding Co., Ltd................... 1,367,892    671,149
*   Taisun Enterprise Co., Ltd...........................    45,602     27,587
*   Taita Chemical Co., Ltd..............................   107,424     51,178
    Taiwan Business Bank................................. 1,313,791    433,623
#   Taiwan Cement Corp...................................   914,404  1,176,668
    Taiwan Chinsan Electronic Industrial Co., Ltd........    35,000     68,376
    Taiwan Cogeneration Corp.............................   132,993    111,952
    Taiwan Cooperative Financial Holding Co., Ltd........ 1,145,728    700,631
    Taiwan FamilyMart Co., Ltd...........................     6,000     38,630
    Taiwan Fertilizer Co., Ltd...........................   102,000    143,393
    Taiwan Fire & Marine Insurance Co., Ltd..............    50,040     33,279

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
TAIWAN -- (Continued)
    Taiwan FU Hsing Industrial Co., Ltd..................  64,000 $   73,186
*   Taiwan Glass Industry Corp........................... 349,672    189,861
    Taiwan High Speed Rail Corp..........................  92,000     74,754
    Taiwan Hon Chuan Enterprise Co., Ltd................. 146,421    255,630
    Taiwan Hopax Chemicals Manufacturing Co., Ltd........  85,000     55,904
*   Taiwan Land Development Corp......................... 333,640     96,305
*   Taiwan Line Tek Electronic...........................  11,337     10,990
    Taiwan Mobile Co., Ltd...............................  55,800    192,400
*   Taiwan Navigation Co., Ltd...........................  73,000     46,069
#   Taiwan Paiho, Ltd.................................... 120,892    250,704
    Taiwan PCB Techvest Co., Ltd......................... 140,800    124,590
    Taiwan Pulp & Paper Corp............................. 106,280     64,763
    Taiwan Sakura Corp...................................  46,512     57,352
    Taiwan Sanyo Electric Co., Ltd.......................  12,750      9,806
    Taiwan Secom Co., Ltd................................  40,330    116,884
    Taiwan Semiconductor Co., Ltd........................ 108,000    297,078
    Taiwan Semiconductor Manufacturing Co., Ltd.,
      Sponsored ADR...................................... 122,114  5,032,318
    Taiwan Semiconductor Manufacturing Co., Ltd.......... 454,465  3,633,769
    Taiwan Shin Kong Security Co., Ltd...................  63,630     76,931
    Taiwan Styrene Monomer............................... 203,833    147,819
    Taiwan Surface Mounting Technology Corp.............. 125,867    109,638
    Taiwan TEA Corp...................................... 287,704    145,315
#   Taiwan Union Technology Corp......................... 101,000    388,866
    Taiyen Biotech Co., Ltd..............................  48,000     47,288
    TCI Co., Ltd.........................................  17,356    329,687
    Te Chang Construction Co., Ltd.......................  23,562     15,019
    Teco Electric and Machinery Co., Ltd................. 509,000    372,091
    Tehmag Foods Corp....................................  10,500     70,899
    Test Research, Inc...................................  66,532    124,575
    Test-Rite International Co., Ltd..................... 119,389     88,392
*   Tex-Ray Industrial Co., Ltd..........................  59,000     20,630
    Thinking Electronic Industrial Co., Ltd..............  44,000    123,701
    Thye Ming Industrial Co., Ltd........................  65,850     85,340
    T-Mac Techvest PCB Co., Ltd..........................  42,000     17,506
    Ton Yi Industrial Corp............................... 291,200    119,427
    Tong Hsing Electronic Industries, Ltd................  43,000    142,737
    Tong Yang Industry Co., Ltd.......................... 201,041    295,872
*   Tong-Tai Machine & Tool Co., Ltd.....................  76,160     53,837
    TOPBI International Holdings, Ltd....................  31,156    109,561
    Topco Scientific Co., Ltd............................  48,945    134,414
    Topkey Corp..........................................   6,000     17,512
    Topoint Technology Co., Ltd..........................  74,494     49,139
    Toung Loong Textile Manufacturing....................  40,000     67,456
#*  TPK Holding Co., Ltd................................. 173,000    343,096
    Transcend Information, Inc...........................  64,483    163,359
    Tripod Technology Corp............................... 193,970    536,197
*   TrueLight Corp.......................................  30,800     32,450
    Tsang Yow Industrial Co., Ltd........................  31,000     26,450
    Tsann Kuen Enterprise Co., Ltd.......................  29,913     22,925
    TSC Auto ID Technology Co., Ltd......................  13,300    103,926
*   TSEC Corp............................................ 137,372     37,379
    TSRC Corp............................................ 182,717    191,164
    Ttet Union Corp......................................  15,000     46,170
    TTFB Co., Ltd........................................   6,000     43,942
    TTY Biopharm Co., Ltd................................  59,267    179,124
    Tung Ho Steel Enterprise Corp........................ 307,254    230,031
    Tung Thih Electronic Co., Ltd........................  33,492    125,152
    TURVO International Co., Ltd.........................  23,776     87,100
*   TWi Pharmaceuticals, Inc.............................   8,000     18,439

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
#   TXC Corp.............................................   118,411 $  149,161
    TYC Brother Industrial Co., Ltd......................   111,000    109,600
*   Tycoons Group Enterprise.............................   181,354     39,926
#   Tyntek Corp..........................................   103,167     70,249
    UDE Corp.............................................    36,000     39,846
    Ultra Chip, Inc......................................    58,000     74,067
    U-Ming Marine Transport Corp.........................   174,000    179,946
#   Unimicron Technology Corp............................   558,356    297,138
    Union Bank Of Taiwan.................................   350,103    118,462
*   Union Insurance Co., Ltd.............................     5,324      3,004
    Uni-President Enterprises Corp.......................   395,948  1,047,358
#*  Unitech Printed Circuit Board Corp...................   284,629    197,510
    United Integrated Services Co., Ltd..................    85,000    162,278
#   United Microelectronics Corp......................... 4,354,453  2,493,709
    United Orthopedic Corp...............................    24,924     44,576
    United Radiant Technology............................    61,000     35,333
*   Unity Opto Technology Co., Ltd.......................   115,929     43,818
    Universal Cement Corp................................   169,340    110,403
*   Universal Microelectronics Co., Ltd..................    22,000     19,824
    Universal Microwave Technology, Inc..................    21,916     52,915
    Unizyx Holding Corp..................................   133,000     56,828
    UPC Technology Corp..................................   353,654    216,036
    Userjoy Technology Co., Ltd..........................    10,452     26,902
    USI Corp.............................................   417,861    189,197
    Usun Technology Co., Ltd.............................    22,000     28,099
    Utechzone Co., Ltd...................................    22,000     37,941
    Vanguard International Semiconductor Corp............   261,000    667,404
    Visual Photonics Epitaxy Co., Ltd....................    89,475    261,384
    Vivotek, Inc.........................................    28,700     71,534
    Voltronic Power Technology Corp......................     2,100     36,486
*   Wafer Works Corp.....................................   120,593    249,168
    Waffer Technology Co., Ltd...........................    16,000      9,335
*   Wah Hong Industrial Corp.............................     3,423      2,026
    Wah Lee Industrial Corp..............................    62,000    108,629
    Walsin Lihwa Corp.................................... 1,212,000    825,838
    Walsin Technology Corp...............................    18,000    204,994
    Walton Advanced Engineering, Inc.....................   166,385     74,966
    Wan Hai Lines, Ltd...................................   271,557    147,507
    Waterland Financial Holdings Co., Ltd................   935,000    343,830
*   Wei Chuan Foods Corp.................................    18,000     14,065
    Weikeng Industrial Co., Ltd..........................    95,448     71,340
    Well Shin Technology Co., Ltd........................    44,000     71,989
    Win Semiconductors Corp..............................   102,868    498,204
    Winbond Electronics Corp............................. 1,690,117  1,104,217
    Winstek Semiconductor Co., Ltd.......................    31,000     29,085
    Wintek Corp..........................................   312,087      3,498
    Wisdom Marine Lines Co., Ltd.........................   127,052    126,265
    Wisechip Semiconductor, Inc..........................     7,000     15,669
    Wistron Corp.........................................   809,724    626,489
    Wistron NeWeb Corp...................................   137,366    342,291
    Wowprime Corp........................................    45,000    126,629
    WPG Holdings, Ltd....................................   419,301    582,415
    WT Microelectronics Co., Ltd.........................   203,836    301,021
    XAC Automation Corp..................................    33,000     35,965
    XPEC Entertainment, Inc..............................     5,612        455
    Xxentria Technology Materials Corp...................    48,306    140,831
    Yageo Corp...........................................   129,261  3,308,687
*   Yang Ming Marine Transport Corp......................   396,428    119,084
    YC Co., Ltd..........................................   148,946     90,880

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
TAIWAN -- (Continued)
    YC INOX Co., Ltd.....................................   112,200 $     93,563
    Yea Shin International Development Co., Ltd..........    93,000       60,825
    Yeong Guan Energy Technology Group Co., Ltd..........    37,432       67,784
    YFC-Boneagle Electric Co., Ltd.......................    45,000       57,911
*   YFY, Inc.............................................   528,000      209,246
    Yi Jinn Industrial Co., Ltd..........................   114,700       51,589
    Yieh Phui Enterprise Co., Ltd........................   418,816      145,909
    Yonyu Plastics Co., Ltd..............................    36,400       43,902
    Youngtek Electronics Corp............................    51,120       87,348
    Yuanta Financial Holding Co., Ltd.................... 1,464,991      675,785
    Yuanta Futures Co., Ltd..............................    29,000       40,060
#   Yulon Finance Corp...................................    66,000      242,030
    Yulon Motor Co., Ltd.................................   358,223      247,810
    Yung Chi Paint & Varnish Manufacturing Co., Ltd......    32,000       84,256
    Yungshin Construction & Development Co., Ltd.........    24,000       25,742
    YungShin Global Holding Corp.........................    53,950       69,744
    Yungtay Engineering Co., Ltd.........................   126,000      201,170
    Zeng Hsing Industrial Co., Ltd.......................    31,423      131,440
    Zenitron Corp........................................    87,000       66,160
    Zero One Technology Co., Ltd.........................    33,000       25,745
    Zhen Ding Technology Holding, Ltd....................   320,650      756,145
    Zig Sheng Industrial Co., Ltd........................   200,543       65,583
    Zinwell Corp.........................................   106,000       86,691
    Zippy Technology Corp................................    50,000       57,820
    ZongTai Real Estate Development Co., Ltd.............    92,753       59,777
                                                                    ------------
TOTAL TAIWAN.............................................            141,492,848
                                                                    ------------
THAILAND -- (0.7%)
    Advanced Info Service PCL............................    30,200      183,360
    Advanced Information Technology PCL..................    27,600       19,578
    Airports of Thailand PCL.............................   211,000      420,161
*   AJ Advance Technology PCL............................   749,800        8,564
    AJ Plast PCL.........................................    42,900       13,539
    Amata Corp. PCL......................................   172,300      104,095
    Ananda Development PCL...............................   520,700       79,036
    AP Thailand PCL......................................   542,404      149,989
    Asia Aviation PCL....................................   627,800       86,424
    Asia Plus Group Holdings PCL.........................   359,800       41,960
    Asia Sermkij Leasing PCL.............................    53,000       36,321
    Asian Insulators PCL.................................   416,640        2,912
    Bangchak Corp. PCL...................................   238,100      250,481
    Bangkok Aviation Fuel Services PCL...................   105,350      110,036
    Bangkok Bank PCL.....................................    26,400      165,050
    Bangkok Chain Hospital PCL...........................   245,675      120,364
    Bangkok Dusit Medical Services PCL...................   297,700      237,122
    Bangkok Expressway & Metro PCL....................... 1,084,102      272,085
    Bangkok Land PCL..................................... 3,640,700      209,009
    Bangkok Life Assurance PCL...........................    78,400       77,764
    Bangkok Ranch PCL....................................   202,500       34,389
    Banpu PCL............................................   300,800      190,769
    Banpu PCL............................................   204,750      129,853
    BCPG PCL.............................................   158,600       84,377
    Beauty Community PCL.................................   172,300       40,395
    BEC World PCL........................................   336,700       98,166
    Berli Jucker PCL.....................................   200,900      344,193
    Better World Green PCL...............................   408,300       12,641
    Big Camera Corp. PCL.................................   297,600       21,110
*   BJC Heavy Industries PCL.............................   114,800        7,660
    BTS Group Holdings PCL...............................   174,100       49,451

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE>>
                                                          --------- --------
THAILAND -- (Continued)
    Bumrungrad Hospital PCL..............................    20,000 $109,107
    Buriram Sugar PCL....................................   123,700   24,911
    Cal-Comp Electronics Thailand PCL....................   604,518   38,521
    Carabao Group PCL....................................    35,800   51,381
    Central Pattana PCL..................................   136,400  310,559
    Central Plaza Hotel PCL..............................   177,700  233,675
    CH Karnchang PCL.....................................    53,300   42,454
    Charoen Pokphand Foods PCL...........................   772,700  632,885
    Christiani & Nielsen Thai............................    85,000    5,161
    Chularat Hospital PCL................................   686,800   47,067
    CK Power PCL.........................................   742,000   88,763
    Com7 PCL.............................................   114,200   62,129
*   Country Group Development PCL........................   645,200   28,120
    CP ALL PCL...........................................   146,000  330,222
    Delta Electronics Thailand PCL.......................    70,200  147,173
    Dhipaya Insurance PCL................................   115,600   82,001
    Diamond Building Products PCL........................     8,300    1,434
    Dynasty Ceramic PCL..................................   832,400   54,543
    Eastern Polymer Group PCL............................   155,800   40,273
    Eastern Printing PCL.................................   203,840   29,164
    Eastern Printing PCL.................................    10,192    1,458
    Eastern Water Resources Development and Management
      PCL................................................   230,000   76,044
    Electricity Generating PCL...........................    22,300  154,833
    Energy Absolute PCL..................................   142,800  153,445
*   Energy Earth PCL.....................................   301,400    2,480
    Erawan Group PCL (The)...............................   556,600  122,127
    Esso Thailand PCL....................................   531,600  228,491
    Forth Corp. PCL......................................   142,300   29,084
    Forth Smart Service PCL..............................    64,700   17,211
    GFPT PCL.............................................   173,500   71,444
    Global Power Synergy PCL.............................    44,500   92,290
    Glow Energy PCL......................................    68,800  193,351
    Golden Land Property Development PCL.................   147,900   47,566
    Grand Canal Land PCL.................................   102,200    8,110
*   Group Lease PCL......................................    13,500    2,090
    Hana Microelectronics PCL............................    69,900   75,636
    Home Product Center PCL..............................   427,858  189,044
    Ichitan Group PCL....................................    66,800    9,758
    Indorama Ventures PCL................................   343,300  613,957
*   Inter Far East Energy Corp...........................   371,200    6,486
    Interlink Communication PCL..........................    43,050    6,599
    Intouch Holdings PCL.................................    14,000   23,670
    IRPC PCL............................................. 2,006,200  388,939
*   Italian-Thai Development PCL.........................   894,554   76,361
    Jasmine International PCL............................ 1,072,900  174,141
    Jay Mart PCL.........................................   176,866   46,782
    JMT Network Services PCL.............................    15,600   12,895
    Kang Yong Electric PCL...............................     1,400   18,010
    Karmarts PCL.........................................    66,300    9,326
    Kasikornbank PCL.....................................    26,900  181,921
    Kasikornbank PCL.....................................    76,200  497,006
    KCE Electronics PCL..................................   150,000  185,978
    KGI Securities Thailand PCL..........................   355,800   45,130
    Khon Kaen Sugar Industry PCL.........................   598,884   59,042
    Kiatnakin Bank PCL...................................    98,400  214,427
    Krung Thai Bank PCL..................................   558,775  319,108
    Krungthai Card PCL...................................   384,000  331,831
    Lam Soon Thailand PCL................................    77,800   12,394
    Land & Houses PCL....................................   260,000   93,778

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
THAILAND -- (Continued)
    Lanna Resources PCL..................................   105,750 $   49,585
    LH Financial Group PCL............................... 1,306,600     63,229
    Loxley PCL...........................................   518,575     34,603
    LPN Development PCL..................................   304,200     92,348
    Major Cineplex Group PCL.............................   134,600    100,738
    Malee Group PCL......................................    33,600     15,856
    MBK PCL..............................................   183,000    134,761
    MC Group PCL.........................................   104,500     38,634
*   MCOT PCL.............................................    60,600     17,304
    MCS Steel PCL........................................   132,000     32,534
    Mega Lifesciences PCL................................    88,700    108,642
    Minor International PCL..............................   116,856    133,469
    MK Restaurants Group PCL.............................    48,200    107,932
    Mono Technology PCL..................................   365,400     26,798
    Muangthai Capital PCL................................    68,900     83,355
    Namyong Terminal PCL.................................    52,000      8,440
    Origin Property PCL..................................   128,800     72,781
    PCS Machine Group Holding PCL........................    41,000      8,750
    Plan B Media Pcl.....................................   230,500     44,340
    Platinum Group PCL (The).............................    28,600      6,877
    Polyplex Thailand PCL................................   146,200     75,143
*   Precious Shipping PCL................................   165,000     59,513
    Premier Marketing PCL................................   112,400     35,136
*   Principal Capital PCL................................   136,700     21,160
    Property Perfect PCL.................................   613,500     17,518
    Pruksa Holding PCL...................................   307,700    189,596
    PTG Energy PCL.......................................   162,900     73,445
    PTT Exploration & Production PCL.....................   233,985    974,058
    PTT Global Chemical PCL..............................   144,945    356,154
    PTT PCL..............................................   189,000    291,141
    PTT PCL.............................................. 1,631,640  2,513,422
    Quality Houses PCL................................... 1,164,209    121,775
    Raimon Land PCL......................................   477,500     20,811
    Ratchaburi Electricity Generating Holding PCL........    47,699     73,835
    Ratchaburi Electricity Generating Holding PCL........    12,000     18,575
    Ratchthani Leasing PCL...............................   550,500    129,062
    Regional Container Lines PCL.........................   173,100     29,396
    Robinson PCL.........................................    26,600     50,570
    Rojana Industrial Park PCL...........................   383,190     63,923
*   RS PCL...............................................   136,700     74,369
    S 11 Group PCL.......................................    82,600     18,993
    Samart Corp. PCL.....................................   159,200     34,692
*   Samart Digital Public Co., Ltd.......................   467,600      3,373
    Samart Telcoms PCL...................................   110,000     28,103
    Sansiri PCL.......................................... 2,501,133    124,042
    Sappe PCL............................................    47,200     36,531
    SC Asset Corp. PCL...................................   641,562     69,806
    Scan Inter PCL.......................................    91,000     10,394
    Siam Cement PCL (The)................................    11,400    153,508
    Siam City Cement PCL.................................    25,135    179,806
    Siam Commercial Bank PCL (The).......................    30,100    126,661
    Siam Commercial Bank PCL (The).......................    50,400    212,083
    Siam Future Development PCL..........................   177,360     42,647
    Siam Global House PCL................................   196,457    102,746
    Siam Wellness Group Pcl..............................    37,400     17,312
    Siamgas & Petrochemicals PCL.........................   337,200    119,596
*   Singha Estate PCL....................................   314,664     29,509
    SNC Former PCL.......................................     8,800      3,915
    Somboon Advance Technology PCL.......................    60,950     41,220

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE>>
                                                          --------- --------
THAILAND -- (Continued)
    SPCG PCL.............................................   237,700 $148,607
    Sri Ayudhya Capital PCL..............................     6,800    7,920
*   Sri Trang Agro-Industry PCL..........................   126,360   42,538
*   Sri Trang Agro-Industry PCL..........................   159,320   53,633
    Sriracha Construction PCL............................    44,200   19,928
    Srisawad Corp. PCL...................................   134,200  156,305
    Srithai Superware PCL................................   372,000   12,635
    Star Petroleum Refining PCL..........................   958,100  420,447
*   STP & I PCL..........................................   269,720   35,184
*   Supalai PCL..........................................   328,875  235,264
*   Super Energy Corp. PCL............................... 6,738,100  147,845
    SVI PCL..............................................   459,600   57,191
    Synnex Thailand PCL..................................    79,800   32,620
    Syntec Construction PCL..............................   228,200   28,945
    Taokaenoi Food & Marketing PCL.......................   104,600   49,046
    Tapaco PCL...........................................    26,500    6,611
*   Tata Steel Thailand PCL.............................. 1,030,600   22,613
    Thai Agro Energy PCL.................................     9,690      612
*   Thai Airways International PCL.......................   320,400  134,824
*   Thai Airways International PCL.......................    60,600   25,500
    Thai Metal Trade PCL.................................    93,800   41,726
    Thai Oil PCL.........................................   399,100  962,662
    Thai Reinsurance PCL.................................   426,400   14,995
    Thai Solar Energy PCL................................   141,330   12,914
    Thai Stanley Electric PCL............................     9,600   78,485
    Thai Union Group PCL.................................   173,140   85,347
    Thai Vegetable Oil PCL...............................   141,700  124,578
    Thai Wah PCL.........................................   109,900   30,555
    Thaicom PCL..........................................    80,600   20,108
    Thaicom PCL..........................................   109,200   27,243
    Thaifoods Group PCL..................................   383,800   47,528
    Thaire Life Assurance PCL............................   112,800   27,802
    Thanachart Capital PCL...............................   363,600  560,099
    Thitikorn PCL........................................    40,900   14,260
    Thoresen Thai Agencies PCL...........................   232,351   50,633
    Tipco Asphalt PCL....................................   230,300  102,448
    TIPCO Foods PCL......................................    85,900   25,819
    Tisco Financial Group PCL............................   111,900  262,344
    TMB Bank PCL......................................... 3,517,500  243,170
    Total Access Communication PCL.......................   235,300  289,970
    Total Access Communication PCL.......................    46,900   57,797
    TPI Polene PCL....................................... 2,529,500  144,456
    TPI Polene Power PCL.................................   117,800   21,421
    TRC Construction PCL.................................   508,515    7,489
    True Corp. PCL....................................... 1,874,142  352,071
    True Corp. PCL.......................................   999,565  187,775
*   TTCL PCL.............................................    19,363    4,714
    TTW PCL..............................................   346,900  130,335
    Unique Engineering & Construction PCL................   167,945   64,614
    United Paper PCL.....................................    78,300   27,300
    Univanich Palm Oil PCL...............................    44,900   10,324
    Univentures PCL......................................   358,800   85,737
    Vanachai Group PCL...................................   244,900   59,256
    VGI Global Media PCL.................................   546,300  116,583
    Vibhavadi Medical Center PCL......................... 1,436,000  103,589
    Vinythai PCL.........................................    32,400   23,372
    Vinythai PCL.........................................   124,200   89,594
    WHA Corp. PCL........................................   437,100   51,501
    WHA Utilities and Power PCL..........................    73,800   12,866

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
THAILAND -- (Continued)
    Workpoint Entertainment PCL..........................  61,000 $    85,257
                                                                  -----------
TOTAL THAILAND...........................................          24,774,160
                                                                  -----------
TURKEY -- (0.2%)
    Adana Cimento Sanayii TAS, Class A...................  20,624      24,260
    Akbank Turk A.S...................................... 195,140     287,325
    Akcansa Cimento A.S..................................  27,303      48,662
*   Akenerji Elektrik Uretim A.S......................... 162,113      23,091
    Aksa Akrilik Kimya Sanayii A.S.......................  43,895     104,334
*   Aksa Enerji Uretim A.S...............................  47,841      41,449
    Aksigorta A.S........................................  43,619      31,989
    Alarko Holding A.S...................................  34,584      35,029
    Albaraka Turk Katilim Bankasi A.S.................... 159,141      42,458
    Alkim Alkali Kimya A.S...............................   4,271      17,820
    Anadolu Anonim Turk Sigorta Sirketi..................  54,184      46,672
    Anadolu Cam Sanayii A.S..............................  54,189      37,569
    Anadolu Efes Biracilik Ve Malt Sanayii A.S...........  36,676     154,266
    Anadolu Hayat Emeklilik A.S..........................  18,435      24,458
    Arcelik A.S..........................................  22,488      57,694
    Aselsan Elektronik Sanayi Ve Ticaret A.S.............   7,370      40,575
    Aygaz A.S............................................  16,478      34,741
*   Bagfas Bandirma Gubre Fabrikalari A.S................   9,788      14,715
*   Baticim Bati Anadolu Cimento Sanayii A.S.............  15,058      10,955
*   Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S....  44,015      21,488
    BIM Birlesik Magazalar A.S...........................  14,492     208,296
    Bolu Cimento Sanayii A.S.............................  27,500      32,266
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S........  20,919      40,356
*   Boyner Perakende Ve Tekstil Yatirimlari A.S..........   6,918      10,754
    Bursa Cimento Fabrikasi A.S..........................  21,402      23,444
    Cemtas Celik Makina Sanayi Ve Ticaret A.S............  30,838      38,597
    Cimsa Cimento Sanayi VE Ticaret A.S..................  25,331      51,283
    Coca-Cola Icecek A.S.................................  36,806     221,395
*   Deva Holding A.S.....................................  18,253      15,919
*   Dogan Sirketler Grubu Holding A.S.................... 585,641     119,138
    Dogus Otomotiv Servis ve Ticaret A.S.................  28,345      36,675
    EGE Endustri VE Ticaret A.S..........................     615      43,785
    Enka Insaat ve Sanayi A.S............................  42,234      41,899
    Erbosan Erciyas Boru Sanayii ve Ticaret A.S..........   2,159      34,943
    Eregli Demir ve Celik Fabrikalari TAS................ 297,778     668,229
*   Fenerbahce Futbol A.S................................   4,679      26,263
    Ford Otomotiv Sanayi A.S.............................   9,472     113,639
*   Global Yatirim Holding A.S...........................  55,198      36,434
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S..   1,952      18,711
    Goodyear Lastikleri TAS..............................  57,623      41,516
*   GSD Holding AS.......................................  90,000      13,176
*   Gubre Fabrikalari TAS................................  15,038      10,859
*   Ihlas Holding A.S.................................... 420,638      35,142
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
      Ticaret A.S........................................   6,326      10,166
*   Is Finansal Kiralama A.S.............................  26,625      13,136
*   Izmir Demir Celik Sanayi A.S.........................  54,984      27,577
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.,
      Class A............................................ 100,053      65,971
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.,
      Class B............................................  53,420      35,143
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.,
      Class D............................................ 401,643     358,244
*   Karsan Otomotiv Sanayii Ve Ticaret A.S...............  93,429      30,526
    KOC Holding A.S......................................  87,650     247,616
    Konya Cimento Sanayii A.S............................      12         463
    Kordsa Teknik Tekstil A.S............................  34,473      54,998
*   Koza Altin Isletmeleri A.S...........................   8,332      72,492
    Mardin Cimento Sanayii ve Ticaret A.S................  11,884       9,061

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE>>
                                                             ------- -----------
TURKEY -- (Continued)
*   Metro Ticari ve Mali Yatirimlar Holding A.S............. 118,522 $    23,363
*   Migros Ticaret A.S......................................   9,651      37,811
*   Netas Telekomunikasyon A.S..............................  19,492      38,634
    Nuh Cimento Sanayi A.S..................................  18,387      33,560
*   Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S...  24,287      15,296
*   Pegasus Hava Tasimaciligi A.S...........................  26,634     156,545
    Petkim Petrokimya Holding A.S........................... 166,849     150,831
    Pinar SUT Mamulleri Sanayii A.S.........................   3,514       6,458
    Polisan Holding A.S.....................................   8,489      11,828
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S......  37,899      24,815
*   Sasa Polyester Sanayi A.S...............................   8,434      16,705
*   Sekerbank TAS........................................... 197,155      49,845
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S................  53,945      41,679
    Soda Sanayii A.S........................................  99,082     128,796
    Tat Gida Sanayi A.S.....................................  26,900      22,562
    TAV Havalimanlari Holding A.S...........................  65,370     385,937
    Tekfen Holding A.S...................................... 108,194     428,513
    Tofas Turk Otomobil Fabrikasi A.S.......................  17,801      83,198
    Trakya Cam Sanayii A.S.................................. 209,372     187,295
    Tupras Turkiye Petrol Rafinerileri A.S..................  10,977     240,522
*   Turk Hava Yollari AO.................................... 226,248     796,188
*   Turk Telekomunikasyon A.S...............................   7,248       7,082
    Turk Traktor ve Ziraat Makineleri A.S...................   4,531      47,264
    Turkcell Iletisim Hizmetleri A.S........................ 107,329     282,048
    Turkcell Iletisim Hizmetleri A.S., ADR..................   9,157      59,429
    Turkiye Garanti Bankasi A.S............................. 177,954     256,751
    Turkiye Halk Bankasi A.S................................ 132,123     186,619
    Turkiye Is Bankasi, Class C............................. 243,241     251,571
    Turkiye Sinai Kalkinma Bankasi A.S...................... 565,443      98,918
    Turkiye Sise ve Cam Fabrikalari A.S..................... 351,065     356,826
    Turkiye Vakiflar Bankasi TAO............................ 177,475     148,734
*   Ulker Biskuvi Sanayi A.S................................  14,037      49,827
*   Vestel Elektronik Sanayi ve Ticaret A.S.................  37,710      71,059
*   Yapi ve Kredi Bankasi A.S............................... 237,545     102,395
*   Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.............  87,870      78,099
*   Zorlu Enerji Elektrik Uretim A.S........................ 158,755      49,477
                                                                     -----------
TOTAL TURKEY................................................           8,834,142
                                                                     -----------
UNITED KINGDOM -- (11.6%)
    4imprint Group P.L.C....................................     532      14,098
    888 Holdings P.L.C...................................... 120,773     394,239
    A.G. Barr P.L.C.........................................  51,726     459,249
    AA P.L.C................................................ 206,663     303,518
*   Acacia Mining P.L.C.....................................  78,757     126,601
    Admiral Group P.L.C.....................................  29,062     755,458
    Aggreko P.L.C........................................... 131,740   1,283,797
    Air Partner P.L.C.......................................  15,229      22,286
    Anglo American P.L.C.................................... 444,183  10,054,449
    Anglo-Eastern Plantations P.L.C.........................     542       5,205
    Antofagasta P.L.C....................................... 116,488   1,529,848
    Arrow Global Group P.L.C................................  83,344     279,730
    Ashmore Group P.L.C..................................... 156,032     746,172
    Ashtead Group P.L.C..................................... 118,226   3,629,468
    Associated British Foods P.L.C..........................  21,288     685,361
    AstraZeneca P.L.C., Sponsored ADR....................... 109,044   4,266,892
    AstraZeneca P.L.C.......................................   1,641     126,318
    Auto Trader Group P.L.C................................. 292,579   1,631,962
    AVEVA Group P.L.C.......................................  13,180     454,723
    Aviva P.L.C............................................. 600,561   3,935,906

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
    Avon Rubber P.L.C....................................     2,351 $    44,929
    B&M European Value Retail SA.........................   313,529   1,696,491
    Babcock International Group P.L.C....................   169,485   1,588,697
    BAE Systems P.L.C....................................   298,043   2,551,346
    Balfour Beatty P.L.C.................................   172,401     663,866
    Bank of Georgia Group P.L.C..........................    10,657     255,421
    Barclays P.L.C., Sponsored ADR.......................   202,531   2,094,171
    Barclays P.L.C.......................................   463,140   1,178,137
    Barratt Developments P.L.C...........................   285,381   1,998,783
    BBA Aviation P.L.C...................................   277,237   1,272,977
    Beazley P.L.C........................................   237,044   1,744,860
    Bellway P.L.C........................................    68,315   2,611,535
    Berkeley Group Holdings P.L.C. (The).................    45,811   2,242,282
    BHP Billiton P.L.C...................................   133,997   3,083,768
    BHP Billiton P.L.C., ADR.............................    75,383   3,487,218
    Bloomsbury Publishing P.L.C..........................     5,758      16,029
    Bodycote P.L.C.......................................   106,417   1,397,666
    Bovis Homes Group P.L.C..............................    45,901     693,897
    BP P.L.C., Sponsored ADR.............................   468,074  21,105,460
    BP P.L.C.............................................     1,306       9,815
    Braemar Shipping Services P.L.C......................     3,998      13,624
    Brewin Dolphin Holdings P.L.C........................   178,934     822,326
    British American Tobacco P.L.C., Sponsored ADR.......    33,528   1,836,664
    British American Tobacco P.L.C.......................    27,852   1,531,087
    Britvic P.L.C........................................   103,017   1,085,795
    BT Group P.L.C., Sponsored ADR.......................    35,000     537,600
    BT Group P.L.C.......................................   371,601   1,136,758
*   BTG P.L.C............................................    35,545     247,470
    Bunzl P.L.C..........................................    37,449   1,112,764
    Burberry Group P.L.C.................................    60,755   1,678,169
    Cambian Group P.L.C..................................    15,995      39,407
    Capita P.L.C.........................................   279,932     593,963
    Capital & Counties Properties P.L.C..................   223,303     806,721
*   Carclo P.L.C.........................................    13,633      20,332
    Card Factory P.L.C...................................   114,787     317,442
*   Carillion P.L.C......................................   188,086      28,042
    Carnival P.L.C.......................................    12,171     706,495
    Carnival P.L.C., ADR.................................    12,230     720,102
*   Carpetright P.L.C....................................    35,172      12,438
    Carr's Group P.L.C...................................     9,590      18,586
    Castings P.L.C.......................................     1,976      10,795
    Centamin P.L.C.......................................   579,273     903,091
    Centrica P.L.C.......................................   539,221   1,053,608
    Charles Stanley Group P.L.C..........................       382       1,790
    Chemring Group P.L.C.................................    95,030     285,568
    Chesnara P.L.C.......................................    26,225     138,099
    Cineworld Group P.L.C................................   443,395   1,574,646
*   Circassia Pharmaceuticals P.L.C......................    20,894      21,089
    City of London Investment Group P.L.C................     4,266      21,848
    Clarkson P.L.C.......................................     3,841     128,212
    Close Brothers Group P.L.C...........................    98,099   2,041,718
    CLS Holdings P.L.C...................................    20,256      58,839
    CMC Markets P.L.C....................................    70,258     181,806
*   Cobham P.L.C......................................... 1,343,040   2,201,920
    Coca-Cola HBC AG.....................................    48,919   1,755,802
    Communisis P.L.C.....................................    82,370      55,195
    Compass Group P.L.C..................................    92,405   1,987,569
    Computacenter P.L.C..................................    42,505     873,797
    Connect Group P.L.C..................................    55,168      20,380

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
UNITED KINGDOM -- (Continued)
    Consort Medical P.L.C................................    11,797 $  170,663
    ConvaTec Group P.L.C.................................    27,252     78,247
    Costain Group P.L.C..................................    65,361    373,045
*   Countrywide P.L.C....................................     6,595      4,203
    Cranswick P.L.C......................................    25,072  1,078,327
    Crest Nicholson Holdings P.L.C.......................   138,429    690,345
    Croda International P.L.C............................    27,658  1,865,992
    CYBG P.L.C...........................................     3,532     16,000
    Daily Mail & General Trust P.L.C.....................    64,271    628,232
    Dairy Crest Group P.L.C..............................    84,500    537,468
    DCC P.L.C............................................    19,589  1,812,319
    De La Rue P.L.C......................................    39,052    259,338
    Debenhams P.L.C......................................   560,309     88,375
    Dechra Pharmaceuticals P.L.C.........................    21,694    849,548
    Devro P.L.C..........................................    96,733    249,800
    DFS Furniture P.L.C..................................     5,605     15,086
    Diageo P.L.C., Sponsored ADR.........................    15,795  2,326,130
    Diageo P.L.C.........................................    19,831    727,549
*   Dialight P.L.C.......................................     7,092     49,463
    Dignity P.L.C........................................    13,885    184,139
    Diploma P.L.C........................................    54,448    940,798
    Direct Line Insurance Group P.L.C....................   500,594  2,258,604
    DiscoverIE Group P.L.C...............................     6,517     35,200
    Dixons Carphone P.L.C................................   279,749    648,629
    Domino's Pizza Group P.L.C...........................   188,182    778,733
    Drax Group P.L.C.....................................   187,439    895,519
    DS Smith P.L.C.......................................   422,371  2,790,591
    Dunelm Group P.L.C...................................    39,290    270,231
    easyJet P.L.C........................................    42,738    907,605
*   EI Group P.L.C.......................................   254,877    511,030
    Electrocomponents P.L.C..............................   186,102  1,750,636
    Elementis P.L.C......................................   173,517    591,186
*   EnQuest P.L.C........................................   492,531    233,270
    Entertainment One, Ltd...............................    30,621    143,960
    Equiniti Group P.L.C.................................     8,313     23,357
    Essentra P.L.C.......................................    94,873    598,555
    esure Group P.L.C....................................   203,997    545,368
    Euromoney Institutional Investor P.L.C...............    13,562    241,319
    Evraz P.L.C..........................................   107,225    782,234
    Experian P.L.C.......................................    61,660  1,513,888
    Ferguson P.L.C.......................................    34,587  2,727,589
    Ferrexpo P.L.C.......................................   223,766    571,249
    Fidessa Group P.L.C..................................    18,224    922,077
*   Findel P.L.C.........................................     9,252     36,575
*   Firstgroup P.L.C.....................................   586,411    677,652
*   Flybe Group P.L.C....................................    33,109     17,546
    Foxtons Group P.L.C..................................    10,259      7,906
    Fresnillo P.L.C......................................    19,968    271,964
    G4S P.L.C............................................   395,921  1,432,987
    Galliford Try P.L.C..................................    57,163    698,121
    Games Workshop Group P.L.C...........................     5,175    203,373
*   Gem Diamonds, Ltd....................................    37,040     57,129
    Genus P.L.C..........................................    18,091    681,338
*   Georgia Capital P.L.C................................    10,657    138,256
    GlaxoSmithKline P.L.C., Sponsored ADR................    73,776  3,068,344
    GlaxoSmithKline P.L.C................................    15,015    311,865
    Glencore P.L.C....................................... 1,258,706  5,519,971
    Go-Ahead Group P.L.C. (The)..........................    31,861    644,840
    Gocompare.Com Group P.L.C............................    90,463    144,170

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
UNITED KINGDOM -- (Continued)
    Grafton Group P.L.C..................................  62,797 $   630,099
    Greencore Group P.L.C................................ 261,814     609,672
    Greene King P.L.C.................................... 199,744   1,348,495
    Greggs P.L.C.........................................  62,572     865,469
*   Gulf Keystone Petroleum, Ltd.........................  13,205      44,500
*   Gulf Marine Services P.L.C...........................  11,440       6,028
    GVC CVR.............................................. 357,091      50,760
    GVC Holdings P.L.C................................... 117,656   1,807,638
    Gym Group P.L.C. (The)...............................  15,488      59,534
    Halfords Group P.L.C................................. 143,775     616,125
    Halma P.L.C.......................................... 139,141   2,566,767
    Hargreaves Lansdown P.L.C............................  29,987     816,893
    Hastings Group Holdings P.L.C........................  51,813     169,348
    Hays P.L.C........................................... 869,679   2,266,255
    Headlam Group P.L.C..................................  17,127     102,974
    Helical P.L.C........................................  59,019     247,291
    Henry Boot P.L.C.....................................   2,952      10,154
    Hikma Pharmaceuticals P.L.C..........................  37,256     801,707
    Hill & Smith Holdings P.L.C..........................  42,504     838,583
    Hilton Food Group P.L.C..............................   4,771      59,866
    Hiscox, Ltd.......................................... 117,122   2,457,420
    Hochschild Mining P.L.C.............................. 151,437     346,354
    Hollywood Bowl Group P.L.C...........................   4,135      11,191
    HomeServe P.L.C...................................... 116,012   1,539,530
    Hostelworld Group P.L.C..............................   2,814      10,703
    Howden Joinery Group P.L.C........................... 241,953   1,514,729
    HSBC Holdings P.L.C.................................. 305,098   2,921,708
    HSBC Holdings P.L.C., Sponsored ADR.................. 255,695  12,380,752
*   Hunting P.L.C........................................  67,941     696,133
    Huntsworth P.L.C.....................................  53,480      81,589
    Ibstock P.L.C........................................  74,879     241,250
    IMI P.L.C............................................ 133,236   2,167,586
    Imperial Brands P.L.C................................  55,627   2,130,386
    Inchcape P.L.C....................................... 233,117   2,156,634
*   Indivior P.L.C....................................... 212,291     851,519
    Informa P.L.C........................................ 217,863   2,256,724
    Inmarsat P.L.C....................................... 195,765   1,462,728
    InterContinental Hotels Group P.L.C..................  10,147     626,272
    InterContinental Hotels Group P.L.C., ADR............  11,149     693,438
    International Consolidated Airlines Group SA......... 197,808   1,840,943
*   Interserve P.L.C.....................................  61,933      56,840
    Intertek Group P.L.C.................................  36,030   2,779,438
    Investec P.L.C....................................... 171,806   1,243,699
    ITE Group P.L.C...................................... 372,003     404,703
    ITV P.L.C............................................ 517,943   1,119,420
    IWG P.L.C............................................ 392,110   1,561,445
    J D Wetherspoon P.L.C................................  54,210     867,101
    J Sainsbury P.L.C.................................... 460,606   1,975,202
    James Fisher & Sons P.L.C............................  25,433     601,331
    Jardine Lloyd Thompson Group P.L.C...................  39,041     721,987
    JD Sports Fashion P.L.C.............................. 163,293   1,002,110
    John Menzies P.L.C...................................  48,885     415,652
    John Wood Group P.L.C................................ 188,402   1,607,401
    Johnson Matthey P.L.C................................  51,451   2,534,878
*   JPJ Group P.L.C......................................  22,813     298,112
    Jupiter Fund Management P.L.C........................ 218,461   1,255,228
*   Just Eat P.L.C.......................................  42,532     442,108
    Just Group P.L.C.....................................  35,374      50,297
*   KAZ Minerals P.L.C................................... 112,829   1,249,600

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
UNITED KINGDOM -- (Continued)
    KCOM Group P.L.C.....................................   272,289 $  334,207
    Keller Group P.L.C...................................    40,838    576,918
    Kier Group P.L.C.....................................    28,303    358,889
    Kingfisher P.L.C.....................................   558,748  2,172,300
*   Lamprell P.L.C.......................................    73,815     87,987
    Lancashire Holdings, Ltd.............................    61,489    462,001
    Legal & General Group P.L.C..........................   908,086  3,125,023
*   Liberty Global P.L.C., Class A.......................    12,282    346,721
*   Liberty Global P.L.C.................................    30,121    817,474
    Lloyds Banking Group P.L.C........................... 4,839,359  3,966,716
    Lloyds Banking Group P.L.C., ADR.....................   542,240  1,800,237
    London Stock Exchange Group P.L.C....................    19,592  1,129,148
*   Lonmin P.L.C.........................................    46,737     25,685
    Lookers P.L.C........................................   158,309    218,906
    Low & Bonar P.L.C....................................    44,867     28,752
    LSL Property Services P.L.C..........................     4,039     13,836
    Man Group P.L.C......................................   629,238  1,431,996
    Marks & Spencer Group P.L.C..........................   744,786  3,010,164
    Marshalls P.L.C......................................   125,884    715,116
    Marston's P.L.C......................................   281,688    349,208
    McBride P.L.C........................................   104,034    192,887
    McCarthy & Stone P.L.C...............................   111,794    158,871
    Mears Group P.L.C....................................    32,294    137,857
    Mediclinic International P.L.C.......................    34,624    232,929
    Mediclinic International P.L.C.......................    95,912    643,820
    Meggitt P.L.C........................................   347,451  2,598,173
    Melrose Industries P.L.C............................. 1,232,377  3,487,198
    Merlin Entertainments P.L.C..........................   268,714  1,389,101
    Micro Focus International P.L.C......................    44,435    725,061
    Micro Focus International P.L.C., Sponsored ADR......     4,900     79,380
    Millennium & Copthorne Hotels P.L.C..................    60,888    414,753
    Mitchells & Butlers P.L.C............................    92,429    306,198
    Mitie Group P.L.C....................................   194,308    392,042
    MJ Gleeson P.L.C.....................................       650      6,482
    Mondi P.L.C..........................................    88,836  2,442,589
    Moneysupermarket.com Group P.L.C.....................   210,992    869,618
    Morgan Advanced Materials P.L.C......................   125,068    584,912
    Morgan Sindall Group P.L.C...........................    10,734    198,454
*   Mothercare P.L.C.....................................   117,858     32,671
    N Brown Group P.L.C..................................    54,111    103,243
    National Express Group P.L.C.........................   227,167  1,203,139
    National Grid P.L.C..................................     3,158     33,736
    National Grid P.L.C., Sponsored ADR..................    17,667    955,427
    NCC Group P.L.C......................................    24,403     70,509
    NEX Group P.L.C......................................   134,108  1,776,842
    Next P.L.C...........................................    12,985  1,010,938
    NMC Health P.L.C.....................................     2,984    148,425
    Norcros P.L.C........................................     9,498     26,816
    Northgate P.L.C......................................    76,421    438,000
*   Nostrum Oil & Gas P.L.C..............................     3,162      8,278
*   Ocado Group P.L.C....................................   160,685  2,328,153
    On the Beach Group P.L.C.............................    30,881    179,564
    OneSavings Bank P.L.C................................    81,448    464,930
*   Ophir Energy P.L.C...................................   310,372    176,593
    Oxford Instruments P.L.C.............................    21,656    270,377
    Pagegroup P.L.C......................................   183,410  1,440,375
    PayPoint P.L.C.......................................    17,215    210,736
    Pearson P.L.C........................................    46,340    561,274
    Pearson P.L.C., Sponsored ADR........................    65,631    792,166

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
    Pendragon P.L.C......................................   375,095 $   115,120
    Pennon Group P.L.C...................................   129,542   1,278,299
    Persimmon P.L.C......................................    91,051   2,961,395
*   Petra Diamonds, Ltd..................................   418,227     252,891
    Petrofac, Ltd........................................   122,276     983,223
*   Petropavlovsk P.L.C.................................. 1,379,205     123,781
    Pets at Home Group P.L.C.............................   149,171     227,462
    Phoenix Group Holdings...............................   182,190   1,645,248
    Photo-Me International P.L.C.........................   132,871     194,116
    Playtech P.L.C.......................................   153,089   1,079,722
    Polypipe Group P.L.C.................................   120,181     592,532
*   Premier Foods P.L.C..................................   426,365     230,558
*   Premier Oil P.L.C....................................   463,109     779,049
*   Provident Financial P.L.C............................    60,880     534,922
    Prudential P.L.C., ADR...............................    27,469   1,299,833
    Prudential P.L.C.....................................    26,666     629,145
    PZ Cussons P.L.C.....................................   100,713     307,376
    QinetiQ Group P.L.C..................................   367,640   1,306,709
*   Quilter P.L.C........................................   349,582     709,832
    Randgold Resources, Ltd..............................     8,823     653,268
    Rank Group P.L.C.....................................    72,536     172,692
*   Raven Property Group, Ltd............................    27,100      15,729
    Reach P.L.C..........................................   178,060     166,315
    Reckitt Benckiser Group P.L.C........................    17,209   1,534,192
    Redrow P.L.C.........................................   130,440     919,581
    RELX P.L.C., Sponsored ADR...........................    24,440     536,458
    RELX P.L.C...........................................    19,573     426,444
    Renewi P.L.C.........................................   238,122     218,821
    Renishaw P.L.C.......................................    13,934   1,000,603
*   Renold P.L.C.........................................     4,231       1,820
    Rentokil Initial P.L.C...............................   393,216   1,748,223
    Restaurant Group P.L.C. (The)........................    45,179     156,904
    Rhi Magnesita NV.....................................     6,143     389,024
    Ricardo P.L.C........................................    14,322     151,812
    Rightmove P.L.C......................................    21,562   1,377,519
    Rio Tinto P.L.C......................................    42,958   2,358,431
    Rio Tinto P.L.C., Sponsored ADR......................   118,367   6,569,368
    RM P.L.C.............................................    10,751      32,349
    Robert Walters P.L.C.................................    18,804     184,318
    Rolls-Royce Holdings P.L.C...........................   279,216   3,630,234
    Rotork P.L.C.........................................   395,290   1,864,688
*   Royal Bank of Scotland Group P.L.C...................   102,482     342,717
*   Royal Bank of Scotland Group P.L.C., Sponsored ADR...    83,436     565,696
    Royal Dutch Shell P.L.C., Class A....................   177,300   6,075,504
    Royal Dutch Shell P.L.C., Sponsored ADR..............   181,989  12,442,570
    Royal Dutch Shell P.L.C., Sponsored ADR..............   143,548  10,197,650
    Royal Dutch Shell P.L.C., Class B....................    35,290   1,236,110
    Royal Mail P.L.C.....................................   233,049   1,433,846
    RPC Group P.L.C......................................   207,277   2,215,891
    RPS Group P.L.C......................................    79,963     257,825
    RSA Insurance Group P.L.C............................   225,164   1,904,327
    Saga P.L.C...........................................   180,421     294,206
    Sage Group P.L.C. (The)..............................   217,428   1,773,114
    Savills P.L.C........................................    89,759   1,043,249
    Schroders P.L.C......................................    14,723     601,156
    Schroders P.L.C......................................     8,330     259,621
    SDL P.L.C............................................    15,559     103,931
    Senior P.L.C.........................................   240,238     999,779
*   Serco Group P.L.C....................................    64,341      85,406

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
UNITED KINGDOM -- (Continued)
    Severfield P.L.C.....................................    55,690 $   60,449
    Severn Trent P.L.C...................................    32,477    824,274
    Shire P.L.C., ADR....................................     3,900    665,379
    Shire P.L.C..........................................    17,173    978,073
    SIG P.L.C............................................   274,826    437,805
    Sky P.L.C., Sponsored ADR............................       701     56,448
    Sky P.L.C............................................    36,075    720,756
    Smith & Nephew P.L.C., Sponsored ADR.................    18,107    635,754
    Smith & Nephew P.L.C.................................    28,265    489,382
    Smiths Group P.L.C...................................   121,817  2,574,411
    Soco International P.L.C.............................    83,733    105,222
    Softcat P.L.C........................................    22,676    240,851
    Spectris P.L.C.......................................    45,266  1,374,914
    Speedy Hire P.L.C....................................   129,755    102,300
    Spirax-Sarco Engineering P.L.C.......................    20,262  1,845,781
    Spire Healthcare Group P.L.C.........................    14,783     48,090
    Spirent Communications P.L.C.........................   153,840    228,508
*   Sports Direct International P.L.C....................   156,692    849,828
    SSE P.L.C............................................   185,272  3,035,943
    SSP Group P.L.C......................................   160,883  1,439,631
    St James's Place P.L.C...............................   118,031  1,867,525
    St. Ives P.L.C.......................................    26,413     35,347
    St. Modwen Properties P.L.C..........................    95,540    507,606
    Stagecoach Group P.L.C...............................   215,904    451,871
    Standard Chartered P.L.C.............................   285,633  2,575,649
    Standard Life Aberdeen P.L.C.........................   523,676  2,145,050
    SThree P.L.C.........................................    18,344     81,025
    Stobart Group, Ltd...................................    48,278    148,909
    Superdry P.L.C.......................................    33,500    546,907
    Synthomer P.L.C......................................   156,890  1,088,894
    TalkTalk Telecom Group P.L.C.........................   159,339    239,886
    Tate & Lyle P.L.C....................................   244,384  1,998,816
    Taylor Wimpey P.L.C.................................. 1,488,039  3,414,846
    Ted Baker P.L.C......................................    10,718    310,237
    Telecom Plus P.L.C...................................    37,923    513,679
    Tesco P.L.C.......................................... 2,119,528  7,238,199
    Thomas Cook Group P.L.C..............................   631,386    793,248
    Topps Tiles P.L.C....................................    45,654     36,126
    TP ICAP P.L.C........................................   176,550    648,212
    Travis Perkins P.L.C.................................   106,198  1,666,549
    Trifast P.L.C........................................     8,295     25,114
    TT Electronics P.L.C.................................    46,202    140,029
    TUI AG...............................................    63,010  1,348,201
    TUI AG...............................................    47,881  1,024,299
*   Tullow Oil P.L.C.....................................   552,116  1,641,305
    U & I Group P.L.C....................................    51,486    149,781
    UDG Healthcare P.L.C.................................    38,543    424,342
    Ultra Electronics Holdings P.L.C.....................    47,914  1,038,224
    Unilever P.L.C., Sponsored ADR.......................    29,794  1,698,556
    Unilever P.L.C.......................................     9,090    519,266
    United Utilities Group P.L.C.........................    87,349    824,306
*   Vectura Group P.L.C..................................   266,816    280,009
    Vedanta Resources P.L.C..............................    31,877    342,277
    Vesuvius P.L.C.......................................    76,548    636,230
    Victrex P.L.C........................................    44,507  1,844,075
    Virgin Money Holdings UK P.L.C.......................   130,578    679,196
    Vitec Group P.L.C. (The).............................     9,290    147,983
    Vodafone Group P.L.C................................. 3,846,396  9,396,595
    Vodafone Group P.L.C., Sponsored ADR.................   137,812  3,383,296

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE>>
                                                          ------- --------------
UNITED KINGDOM -- (Continued)
*   Volex P.L.C..........................................   1,437 $        1,490
    Weir Group P.L.C. (The)..............................  39,469      1,011,408
    WH Smith P.L.C.......................................  43,220      1,091,230
    Whitbread P.L.C......................................  31,532      1,619,803
    William Hill P.L.C................................... 483,389      1,886,795
    Wilmington P.L.C.....................................   3,357          8,157
    Wincanton P.L.C......................................  24,233         85,705
    Wm Morrison Supermarkets P.L.C....................... 759,515      2,604,282
    WPP P.L.C., Sponsored ADR............................  18,997      1,488,225
    WPP P.L.C............................................ 121,750      1,904,411
    Xaar P.L.C...........................................  19,001         63,186
                                                                  --------------
TOTAL UNITED KINGDOM.....................................            433,700,979
                                                                  --------------
UNITED STATES -- (0.0%)
    Hecla Mining Co......................................  22,982         73,542
                                                                  --------------
TOTAL COMMON STOCKS......................................          3,685,061,184
                                                                  --------------
PREFERRED STOCKS -- (0.7%)
BRAZIL -- (0.3%)
    Alpargatas SA........................................  32,775        111,337
    Banco ABC Brasil S.A.................................  38,390        158,744
    Banco Bradesco SA.................................... 113,437        922,716
    Banco do Estado do Rio Grande do Sul SA, Class B.....  92,394        387,221
    Banco Pan SA.........................................  76,997         35,080
    Braskem SA, Class A..................................  14,800        215,732
*   Centrais Eletricas Brasileiras SA, Class B...........  43,438        223,133
    Centrais Eletricas Santa Catarina....................   2,600         20,435
    Cia Brasileira de Distribuicao.......................  36,529        809,258
    Cia de Gas de Sao Paulo, Class A.....................   6,309        100,284
    Cia de Saneamento do Parana..........................  81,900        181,113
    Cia de Transmissao de Energia Eletrica Paulista......  14,149        231,236
    Cia Energetica de Minas Gerais....................... 188,737        413,850
    Cia Energetica de Sao Paulo, Class B.................  57,244        265,531
    Cia Energetica do Ceara, Class A.....................   3,232         42,625
    Cia Ferro Ligas da Bahia - FERBASA...................  24,000        120,150
    Cia Paranaense de Energia............................  23,605        128,927
    Eucatex SA Industria e Comercio......................   4,600          3,897
    Gerdau SA............................................  97,900        435,076
*   Gol Linhas Aereas Inteligentes SA....................   4,592         16,896
    Itau Unibanco Holding SA............................. 337,501      4,046,452
    Lojas Americanas SA..................................  34,732        167,863
    Marcopolo SA......................................... 200,500        202,995
    Petroleo Brasileiro SA............................... 335,363      1,762,012
    Randon SA Implementos e Participacoes................ 105,900        193,838
    Telefonica Brasil SA.................................   4,800         52,511
    Unipar Carbocloro SA.................................  31,458        368,196
    Usinas Siderurgicas de Minas Gerais SA, Class A...... 158,586        374,779
                                                                  --------------
TOTAL BRAZIL.............................................             11,991,887
                                                                  --------------
CHILE -- (0.0%)
    Coca-Cola Embonor SA, Class B........................  10,803         27,357
    Embotelladora Andina SA, Class B.....................  17,884         73,191
                                                                  --------------
TOTAL CHILE..............................................                100,548
                                                                  --------------
COLOMBIA -- (0.0%)
    Avianca Holdings SA.................................. 154,857        128,579

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
COLOMBIA -- (Continued)
    Banco Davivienda SA..................................  23,860 $   294,690
    Grupo Argos SA.......................................   4,347      26,168
    Grupo Aval Acciones y Valores SA.....................  34,933      13,838
    Grupo de Inversiones Suramericana SA.................  10,206     122,804
                                                                  -----------
TOTAL COLOMBIA...........................................             586,079
                                                                  -----------
GERMANY -- (0.4%)
    Bayerische Motoren Werke AG..........................  11,350     939,878
    Biotest AG...........................................   5,294     152,549
    Draegerwerk AG & Co. KGaA............................   3,298     253,277
    Fuchs Petrolub SE....................................  11,633     656,786
    Henkel AG & Co. KGaA.................................   3,488     437,703
    Jungheinrich AG......................................  32,614   1,200,342
    Porsche Automobil Holding SE.........................  25,206   1,704,940
    Sartorius AG.........................................   7,040   1,144,537
    Schaeffler AG........................................  48,802     669,031
    Sixt SE..............................................   8,836     736,505
    STO SE & Co. KGaA....................................     791     101,696
    Villeroy & Boch AG...................................   6,080     118,435
    Volkswagen AG........................................  37,158   6,620,151
                                                                  -----------
TOTAL GERMANY............................................          14,735,830
                                                                  -----------
SOUTH KOREA -- (0.0%)
*   Mirae Asset Daewoo Co., Ltd..........................  10,703      39,171
                                                                  -----------
TOTAL PREFERRED STOCKS...................................          27,453,515
                                                                  -----------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   Fleetwood Corp., Ltd. Rights 08/13/18................   4,136           0
                                                                  -----------
AUSTRIA -- (0.0%)
*   Intercell AG Rights 05/16/13.........................   4,255           0
                                                                  -----------
CANADA -- (0.0%)
*   Tervita Corp. Warrants 07/19/20......................   1,196         414
                                                                  -----------
FRANCE -- (0.0%)
*   Archos Warrants 12/31/18.............................   2,165          99
                                                                  -----------
HONG KONG -- (0.0%)
*   China Grand Pharmaceutical and Healthcare Holdings,
      Ltd. Rights 08/28/18............................... 132,480         844
                                                                  -----------
INDONESIA -- (0.0%)
*   Medco Energi Internasional Tbk PT Warrants 12/11/20.. 916,167      22,745
                                                                  -----------
JAPAN -- (0.0%)
*   Akatsuki Corp. Rights 12/25/18.......................   4,000       3,971
                                                                  -----------
MALAYSIA -- (0.0%)
*   Berjaya Assets Bhd Warrants 06/09/23................. 138,500       2,896
*   Datasonic Group Bhd Warrants 07/05/23................  77,050       3,412
*   Mitrajaya Holdings Bhd Warrants 04/17/23.............  12,600         465
*   Protasco Bhd Warrants 04/25/23.......................  30,000         885
*   Salcon Bhd Warrants 07/09/25.........................  95,897       2,477
                                                                  -----------
TOTAL MALAYSIA...........................................              10,135
                                                                  -----------

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES      VALUE>>
                                                            --------- --------------
SINGAPORE -- (0.0%)
*     Ezion Holdings, Ltd. Warrants 04/16/23...............   427,112 $            0
*     Thomson Medical Group, Ltd. Warrants 04/24/19........   761,800          2,238
                                                                      --------------
TOTAL SINGAPORE............................................                    2,238
                                                                      --------------
SOUTH KOREA -- (0.0%)
*     Jcontentree Corp. Rights 09/07/18....................     2,706          1,161
                                                                      --------------
TAIWAN -- (0.0%)
*     Acer, Inc. Rights 07/06/18...........................       894             20
*     Cayman Engley Industrial Co., Ltd. Rights 7/25/18....       327            150
*     Hiwin Technologies Corp. Rights 08/31/18.............     1,296          2,074
*     Taiwan Chinsan Eletronic Industrial Co., Ltd. Rights
        08/03/18...........................................     1,239             69
                                                                      --------------
TOTAL TAIWAN...............................................                    2,313
                                                                      --------------
THAILAND -- (0.0%)
*     Country Group Development PCL Warrants 06/26/21......   129,040            815
*     Dynasty Ceramic PCL Warrants 05/07/21................   203,520          4,160
*     Samart Corp. Warrants 05/17/21.......................    53,067            510
*     TTCL Public Co., Ltd. Warrants 05/10/19..............     3,872              0
                                                                      --------------
TOTAL THAILAND.............................................                    5,485
                                                                      --------------
TOTAL RIGHTS/WARRANTS......................................                   49,405
                                                                      --------------
TOTAL INVESTMENT SECURITIES................................            3,712,564,104
                                                                      --------------

                                                                         VALUE+
                                                                      --------------
SECURITIES LENDING COLLATERAL -- (0.5%)
@(S)  DFA Short Term Investment Fund....................... 1,511,432     17,488,786
                                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,965,691,383)^^..................................           $3,730,052,890
                                                                      ==============

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                             ----------------------------------------------
                               LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                             ------------ ------------ ------- ------------
Common Stocks
   Australia................ $  3,062,958 $165,796,544   --    $168,859,502
   Austria..................           --   18,260,046   --      18,260,046
   Belgium..................    1,003,538   34,025,161   --      35,028,699
   Brazil...................   49,479,813           --   --      49,479,813
   Canada...................  246,853,096           --   --     246,853,096
   Chile....................   11,070,918           --   --      11,070,918
   China....................   33,316,030  249,613,530   --     282,929,560
   Colombia.................    3,952,793           --   --       3,952,793
   Czech Republic...........           --    1,365,036   --       1,365,036
   Denmark..................    1,036,211   47,267,397   --      48,303,608
   Egypt....................           --      137,994   --         137,994
   Finland..................       29,745   51,718,900   --      51,748,645
   France...................    2,696,260  203,878,235   --     206,574,495
   Germany..................    7,274,124  196,111,959   --     203,386,083
   Greece...................           --    2,503,247   --       2,503,247
   Hong Kong................      325,202   72,613,308   --      72,938,510
   Hungary..................           --    3,070,538   --       3,070,538
   India....................    2,835,966  104,374,695   --     107,210,661

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
   Indonesia................ $    285,762 $   21,927,049   --    $   22,212,811
   Ireland..................    2,361,792     13,941,994   --        16,303,786
   Israel...................    3,063,003     16,538,431   --        19,601,434
   Italy....................    2,415,136     79,774,240   --        82,189,376
   Japan....................   15,171,110    644,835,244   --       660,006,354
   Malaysia.................           --     25,815,042   --        25,815,042
   Mexico...................   30,139,090            588   --        30,139,678
   Netherlands..............   15,637,207     65,168,908   --        80,806,115
   New Zealand..............       30,990     12,915,489   --        12,946,479
   Norway...................    1,034,609     26,069,720   --        27,104,329
   Peru.....................      797,988            209   --           798,197
   Philippines..............      117,956      9,206,758   --         9,324,714
   Poland...................           --     12,360,364   --        12,360,364
   Portugal.................           --      7,764,016   --         7,764,016
   Russia...................    2,838,643      6,826,265   --         9,664,908
   Singapore................      373,935     28,070,402   --        28,444,337
   South Africa.............    7,327,351     66,391,610   --        73,718,961
   South Korea..............    6,939,600    135,901,788   --       142,841,388
   Spain....................    3,655,368     62,619,472   --        66,274,840
   Sweden...................    1,086,267     77,105,758   --        78,192,025
   Switzerland..............   16,985,625    139,017,490   --       156,003,115
   Taiwan...................    5,670,983    135,821,865   --       141,492,848
   Thailand.................   24,762,282         11,878   --        24,774,160
   Turkey...................       59,429      8,774,713   --         8,834,142
   United Kingdom...........   97,695,497    336,005,482   --       433,700,979
   United States............       73,542             --   --            73,542
Preferred Stocks
   Brazil...................   11,991,887             --   --        11,991,887
   Chile....................      100,548             --   --           100,548
   Colombia.................      586,079             --   --           586,079
   Germany..................           --     14,735,830   --        14,735,830
   South Korea..............           --         39,171   --            39,171
Rights/Warrants
   Canada...................           --            414   --               414
   France...................           --             99   --                99
   Hong Kong................           --            844   --               844
   Indonesia................           --         22,745   --            22,745
   Japan....................           --          3,971   --             3,971
   Malaysia.................           --         10,135   --            10,135
   Singapore................           --          2,238   --             2,238
   South Korea..............           --          1,161   --             1,161
   Taiwan...................           --          2,313   --             2,313
   Thailand.................           --          5,485   --             5,485
Securities Lending
  Collateral................           --     17,488,786   --        17,488,786
                             ------------ --------------   --    --------------
TOTAL....................... $614,138,333 $3,115,914,557   --    $3,730,052,890
                             ============ ==============   ==    ==============

                       VA U.S. TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                          SHARES   VALUE+
                                                          ------ ----------
COMMON STOCKS -- (94.6%)
CONSUMER DISCRETIONARY -- (13.1%)
*   1-800-Flowers.com, Inc., Class A..................... 10,868 $  157,586
    A.H. Belo Corp., Class A.............................  6,766     29,770
    Aaron's, Inc......................................... 13,658    591,528
    Abercrombie & Fitch Co., Class A..................... 26,345    624,113
#   Acushnet Holdings Corp............................... 11,746    283,901
#   Adient P.L.C......................................... 13,613    648,387
*   Adtalem Global Education, Inc........................ 16,423    895,875
    AMC Entertainment Holdings, Inc., Class A............ 13,141    214,198
*   American Axle & Manufacturing Holdings, Inc.......... 38,062    636,397
    American Eagle Outfitters, Inc....................... 64,657  1,628,063
+*  American Outdoor Brands Corp.........................  2,323     21,999
*   American Public Education, Inc.......................  8,083    356,460
*   America's Car-Mart, Inc..............................  3,510    224,640
    Ark Restaurants Corp.................................    411      9,247
*   Ascena Retail Group, Inc............................. 52,471    193,093
*   Ascent Capital Group, Inc., Class A..................  4,127     11,886
#*  At Home Group, Inc...................................    686     24,881
#*  AutoNation, Inc...................................... 25,761  1,250,181
#*  AV Homes, Inc........................................  7,580    163,349
*   Ballantyne Strong, Inc...............................  3,604     19,462
*   Barnes & Noble Education, Inc........................ 17,003     95,557
    Barnes & Noble, Inc.................................. 22,503    137,268
    Bassett Furniture Industries, Inc....................  2,400     60,000
    BBX Capital Corp..................................... 10,025     87,418
    Beasley Broadcast Group, Inc., Class A...............  1,850     11,932
#   Bed Bath & Beyond, Inc............................... 29,592    554,258
*   Belmond, Ltd., Class A............................... 23,917    269,066
#   Big 5 Sporting Goods Corp............................  7,076     45,640
#   Big Lots, Inc........................................  3,692    160,344
*   Biglari Holdings, Inc., Class A......................     30     29,323
*   Biglari Holdings, Inc., Class B......................    525     99,451
    BJ's Restaurants, Inc................................  2,563    162,110
#*  Bojangles', Inc......................................  6,349     83,489
*   Boot Barn Holdings, Inc..............................  6,193    144,854
    Bowl America, Inc., Class A..........................    120      1,776
    Boyd Gaming Corp.....................................  1,076     40,189
*   Bridgepoint Education, Inc...........................  7,465     97,866
    Brunswick Corp.......................................  1,444     92,849
*   Build-A-Bear Workshop, Inc...........................  7,383     59,802
    Caleres, Inc......................................... 10,825    362,529
    Callaway Golf Co..................................... 20,349    391,515
*   Career Education Corp................................  6,843    125,911
    Carriage Services, Inc...............................  4,980    124,450
*   Carrols Restaurant Group, Inc........................  7,410    107,445
    Cato Corp. (The), Class A............................  6,385    158,986
*   Cavco Industries, Inc................................  1,774    376,886
*   Century Casinos, Inc.................................  6,224     50,726
*   Century Communities, Inc.............................  7,525    229,512
    Chico's FAS, Inc..................................... 32,262    280,679
#*  Christopher & Banks Corp............................. 10,070      9,919
*   Chuy's Holdings, Inc.................................  3,600    113,940
#   Cinemark Holdings, Inc............................... 15,880    570,410
    Citi Trends, Inc.....................................  4,361    123,896
*   Clarus Corp..........................................  2,603     23,427

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
CONSUMER DISCRETIONARY -- (Continued)
#*  Conn's, Inc..........................................    100 $    3,390
*   Container Store Group, Inc. (The)....................  5,454     36,160
#   Cooper Tire & Rubber Co.............................. 12,773    364,669
*   Cooper-Standard Holdings, Inc........................  3,664    493,907
    Core-Mark Holding Co., Inc...........................  7,474    180,721
*   Crocs, Inc...........................................  5,000     90,550
    Crown Crafts, Inc....................................  1,600      8,480
    CSS Industries, Inc..................................  2,121     33,830
    Culp, Inc............................................  2,793     69,266
    Dana, Inc............................................  9,777    208,739
*   Deckers Outdoor Corp.................................  7,789    878,833
*   Del Frisco's Restaurant Group, Inc...................  8,976     76,745
*   Del Taco Restaurants, Inc............................ 13,090    169,385
*   Delta Apparel, Inc...................................  2,240     37,050
#*  Destination Maternity Corp...........................  3,659     14,856
#*  Destination XL Group, Inc............................    363        735
    Dick's Sporting Goods, Inc........................... 17,159    585,808
#   Dillard's, Inc., Class A.............................  7,236    580,834
#   Dine Brands Global, Inc..............................    987     70,107
*   Dixie Group, Inc. (The)..............................  3,300      6,600
    Dover Motorsports, Inc...............................  3,360      6,720
*   Drive Shack, Inc.....................................  4,449     27,584
    DSW, Inc., Class A................................... 17,248    473,285
*   El Pollo Loco Holdings, Inc..........................  7,560     87,696
#*  Eldorado Resorts, Inc................................  2,809    120,366
    Emerald Expositions Events, Inc......................    514      9,920
#   Entercom Communications Corp., Class A...............  9,641     72,790
    Entravision Communications Corp., Class A............ 16,676     80,879
    Escalade, Inc........................................    794     10,640
    Ethan Allen Interiors, Inc...........................  7,093    159,592
*   EVINE Live, Inc......................................  5,200      7,384
    EW Scripps Co. (The), Class A........................ 18,731    245,376
*   Express, Inc......................................... 30,330    292,078
    Extended Stay America, Inc........................... 25,282    538,254
*   Fiesta Restaurant Group, Inc.........................  5,726    166,340
    Flexsteel Industries, Inc............................  1,834     65,712
    Foot Locker, Inc..................................... 20,422    996,798
*   Fossil Group, Inc....................................  9,236    241,983
*   Francesca's Holdings Corp............................  8,195     66,707
#   Fred's, Inc., Class A................................ 10,482     22,851
*   FTD Cos., Inc........................................  7,306     26,375
#*  Gaia, Inc............................................  1,095     19,929
#   GameStop Corp., Class A.............................. 23,664    340,998
    Gannett Co., Inc..................................... 27,965    295,590
*   GCI Liberty, Inc., Class A...........................     72      3,464
*   Genesco, Inc.........................................  5,730    233,211
    Gentex Corp.......................................... 21,170    491,144
*   Gentherm, Inc........................................  6,280    284,484
*   G-III Apparel Group, Ltd............................. 11,226    513,028
#*  Global Eagle Entertainment, Inc......................  1,124      2,596
    Goodyear Tire & Rubber Co. (The)..................... 58,001  1,404,204
    Graham Holdings Co., Class B.........................  1,254    700,986
*   Gray Television, Inc................................. 16,567    255,960
*   Green Brick Partners, Inc............................  6,573     63,758
    Group 1 Automotive, Inc..............................  5,157    360,938
    Guess?, Inc.......................................... 23,477    531,989
*   Habit Restaurants, Inc. (The), Class A...............  4,612     58,572
*   Harte-Hanks, Inc.....................................  1,068     10,808
    Haverty Furniture Cos., Inc..........................  3,937     77,953

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
CONSUMER DISCRETIONARY -- (Continued)
*   Helen of Troy, Ltd...................................   5,261 $  602,648
*   Hemisphere Media Group, Inc..........................   3,920     47,040
#*  Hibbett Sports, Inc..................................   6,411    147,132
    Hooker Furniture Corp................................   2,723    122,671
#*  Horizon Global Corp..................................   6,158     42,798
*   Houghton Mifflin Harcourt Co.........................  24,377    154,794
    ILG, Inc.............................................  13,912    477,599
#*  IMAX Corp............................................   9,426    208,315
    International Game Technology P.L.C..................  46,464  1,174,610
*   J Alexander's Holdings, Inc..........................   1,215     13,000
#*  JAKKS Pacific, Inc...................................     539      1,240
#*  JC Penney Co., Inc...................................  54,959    134,650
    John Wiley & Sons, Inc., Class A.....................   5,328    336,463
    Johnson Outdoors, Inc., Class A......................   2,148    174,138
*   K12, Inc.............................................  11,866    194,128
    KB Home..............................................  22,037    523,379
*   Kirkland's, Inc......................................   5,543     63,079
*   Lakeland Industries, Inc.............................   3,668     49,518
*   Laureate Education, Inc., Class A....................   3,482     51,568
    La-Z-Boy, Inc........................................  11,360    346,480
#*  LGI Homes, Inc.......................................     451     23,312
#   Libbey, Inc..........................................   7,719     73,948
*   Liberty Expedia Holdings, Inc., Class A..............   6,920    333,336
*   Liberty Latin America, Ltd., Class A.................   3,632     69,299
*   Liberty Latin America, Ltd., Class C.................   8,153    157,842
    Liberty Tax, Inc.....................................   1,820     18,746
*   Liberty TripAdvisor Holdings, Inc., Class A..........  22,999    382,933
    Lifetime Brands, Inc.................................   3,891     47,276
*   Lincoln Educational Services Corp....................   5,134      8,625
    Lions Gate Entertainment Corp., Class A..............  13,692    326,554
    Lions Gate Entertainment Corp., Class B..............  16,292    372,598
#   Lithia Motors, Inc., Class A.........................   4,999    445,161
*   Luby's, Inc..........................................   7,944     19,463
*   M/I Homes, Inc.......................................   5,985    154,772
    Marcus Corp. (The)...................................   4,677    180,298
*   MarineMax, Inc.......................................   7,595    142,406
#   Marriott Vacations Worldwide Corp....................   3,379    402,473
    MDC Holdings, Inc....................................  14,546    422,416
#   Meredith Corp........................................   9,874    524,803
*   Meritage Homes Corp..................................   9,811    423,345
*   Modine Manufacturing Co..............................  11,385    198,668
*   Monarch Casino & Resort, Inc.........................     777     37,040
#   Monro, Inc...........................................   6,019    405,982
#*  Motorcar Parts of America, Inc.......................   5,453    117,785
    Movado Group, Inc....................................   3,197    159,211
*   Murphy USA, Inc......................................   2,229    176,626
*   Nautilus, Inc........................................   5,216     74,328
*   New Home Co., Inc. (The).............................   4,689     43,233
    New Media Investment Group, Inc......................  13,573    244,178
*   New York & Co., Inc..................................   5,571     27,298
#   Nexstar Media Group, Inc., Class A...................   6,568    488,988
    Office Depot, Inc.................................... 122,111    306,499
    Oxford Industries, Inc...............................   2,866    264,016
*   Papa Murphy's Holdings, Inc..........................   1,285      7,170
#*  Party City Holdco, Inc...............................   7,862    123,826
    Penske Automotive Group, Inc.........................  23,459  1,224,560
*   Perry Ellis International, Inc.......................   3,029     84,933
    Pier 1 Imports, Inc..................................  26,162     56,510
*   Playa Hotels & Resorts NV............................   4,464     46,381

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES   VALUE+
                                                          ------ -----------
CONSUMER DISCRETIONARY -- (Continued)
*   Potbelly Corp........................................  5,499 $    68,188
    PulteGroup, Inc...................................... 35,432   1,009,458
    RCI Hospitality Holdings, Inc........................  2,700      87,561
*   Reading International, Inc., Class A.................  5,626      88,891
*   Red Lion Hotels Corp.................................  7,678      95,975
#*  Red Robin Gourmet Burgers, Inc.......................  3,969     187,734
*   Regis Corp........................................... 14,461     252,489
    Rocky Brands, Inc....................................  1,900      49,115
    Saga Communications, Inc., Class A...................  1,966      74,413
    Salem Media Group, Inc...............................  4,900      24,255
    Scholastic Corp......................................  8,907     371,956
#*  Sequential Brands Group, Inc.........................  4,756      10,321
*   Shiloh Industries, Inc...............................  9,263      76,420
#   Shoe Carnival, Inc...................................  4,498     141,102
*   Shutterfly, Inc......................................  1,310     107,761
#   Signet Jewelers, Ltd................................. 12,968     748,772
    Sinclair Broadcast Group, Inc., Class A..............  7,999     206,374
#   skyline Champion Corp................................    791      20,313
    Sonic Automotive, Inc., Class A......................  6,081     123,748
    Speedway Motorsports, Inc............................  9,772     172,476
#   Stage Stores, Inc....................................  9,977      21,251
    Standard Motor Products, Inc.........................  5,448     265,536
*   Stoneridge, Inc......................................  6,084     206,856
    Strattec Security Corp...............................  1,214      40,062
    Superior Group of Cos, Inc...........................  3,172      66,485
    Superior Industries International, Inc...............  6,190     113,586
*   Tandy Leather Factory, Inc...........................  2,694      21,013
*   Taylor Morrison Home Corp., Class A.................. 22,829     445,850
    TEGNA, Inc........................................... 16,358     180,429
    Tenneco, Inc.........................................  3,735     172,183
    Thor Industries, Inc.................................  3,241     307,409
    Tile Shop Holdings, Inc..............................  7,107      58,988
    Tilly's, Inc., Class A...............................  3,737      57,923
    Toll Brothers, Inc................................... 43,252   1,525,066
*   TopBuild Corp........................................ 10,058     747,108
    Tower International, Inc.............................  5,476     176,875
    Townsquare Media, Inc., Class A......................  1,365       8,845
*   Trans World Entertainment Corp.......................  8,600       8,093
*   TravelCenters of America LLC.........................  7,536      35,042
*   TRI Pointe Group, Inc................................ 48,892     692,800
    Tribune Media Co., Class A...........................  7,059     238,947
#*  Tuesday Morning Corp................................. 11,651      33,788
*   Unifi, Inc...........................................  5,360     161,711
*   Universal Electronics, Inc...........................  2,709      94,680
*   Universal Technical Institute, Inc...................  1,400       4,550
*   Urban Outfitters, Inc................................ 17,576     780,374
*   Vera Bradley, Inc.................................... 11,647     154,789
*   Vista Outdoor, Inc................................... 12,419     201,685
*   Vitamin Shoppe, Inc.................................. 11,892      99,298
*   VOXX International Corp..............................  9,507      49,912
    Weyco Group, Inc.....................................  2,729      95,106
*   William Lyon Homes, Class A..........................  9,419     205,617
    Winnebago Industries, Inc............................  7,482     298,532
*   ZAGG, Inc............................................  5,170      77,033
#*  Zoe's Kitchen, Inc...................................  1,796      17,511
*   Zumiez, Inc..........................................  9,329     211,302
                                                                 -----------
TOTAL CONSUMER DISCRETIONARY.............................         51,823,691
                                                                 -----------

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES   VALUE+
                                                          ------ -----------
CONSUMER STAPLES -- (3.0%)
    Alico, Inc...........................................  1,067 $    34,144
*   Alliance One International, Inc......................  4,943      81,065
    Andersons, Inc. (The)................................  7,081     249,605
#   B&G Foods, Inc.......................................  4,873     153,012
#   Casey's General Stores, Inc..........................  2,700     295,326
#*  Central Garden & Pet Co..............................  2,954     127,524
*   Central Garden & Pet Co., Class A....................  9,405     377,329
#*  Chefs' Warehouse, Inc. (The).........................  6,388     172,157
*   Craft Brew Alliance, Inc.............................  6,674     132,145
*   Darling Ingredients, Inc............................. 40,132     806,252
    Dean Foods Co........................................ 25,483     250,243
#*  Edgewell Personal Care Co............................ 10,961     590,360
*   Farmer Brothers Co...................................  3,928     113,323
    Fresh Del Monte Produce, Inc......................... 10,493     380,896
#*  Hostess Brands, Inc.................................. 22,933     321,291
    Ingles Markets, Inc., Class A........................  3,020      89,845
    Ingredion, Inc.......................................  4,726     478,744
    Inter Parfums, Inc...................................  4,990     300,398
    John B. Sanfilippo & Son, Inc........................  1,878     144,362
*   Landec Corp..........................................  5,877      82,278
    Limoneira Co.........................................    209       5,697
    Mannatech, Inc.......................................    682      13,538
*   Natural Alternatives International, Inc..............  1,808      18,351
*   Natural Grocers by Vitamin Cottage, Inc..............  7,594     100,772
*   Nature's Sunshine Products, Inc......................  2,068      16,337
    Ocean Bio-Chem, Inc..................................  2,771       9,782
    Oil-Dri Corp. of America.............................    882      37,362
*   Orchids Paper Products Co............................  2,127      10,699
*   Performance Food Group Co............................  4,007     143,651
*   Pilgrim's Pride Corp.................................  8,906     158,705
#*  Post Holdings, Inc................................... 13,291   1,150,469
#*  Rite Aid Corp........................................ 20,238      40,678
#   Sanderson Farms, Inc.................................  7,420     748,159
    Seaboard Corp........................................    152     552,976
*   Seneca Foods Corp., Class A..........................  2,614      70,447
*   Smart & Final Stores, Inc............................ 14,136      83,402
    SpartanNash Co.......................................  7,655     183,414
*   Spectrum Brands Holdings, Inc........................  2,536     221,570
#*  SUPERVALU, Inc....................................... 10,027     324,073
*   TreeHouse Foods, Inc................................. 13,552     643,585
*   United Natural Foods, Inc............................ 14,367     462,617
    Universal Corp.......................................  6,470     447,077
*   US Foods Holding Corp................................ 28,944     978,597
    Village Super Market, Inc., Class A..................  3,265      87,926
    Weis Markets, Inc....................................  5,710     291,952
                                                                 -----------
TOTAL CONSUMER STAPLES...................................         11,982,135
                                                                 -----------
ENERGY -- (9.9%)
    Adams Resources & Energy, Inc........................    489      19,560
*   Alta Mesa Resources, Inc.............................  1,748      10,558
#*  Antero Resources Corp................................ 90,357   1,855,933
#*  Approach Resources, Inc..............................  6,068      13,956
#   Arch Coal, Inc., Class A.............................  6,279     531,141
    Archrock, Inc........................................ 18,716     255,473
*   Ardmore Shipping Corp................................  5,890      39,758
*   Barnwell Industries, Inc.............................    480         979
*   Basic Energy Services, Inc...........................  6,569      74,098
*   Bonanza Creek Energy, Inc............................  4,461     165,949
#   Bristow Group, Inc................................... 14,320     200,194

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
ENERGY -- (Continued)
#*  Callon Petroleum Co..................................  52,257 $  562,285
*   CARBO Ceramics, Inc..................................     827      7,716
#*  Centennial Resource Development, Inc., Class A.......  36,553    656,492
*   Clean Energy Fuels Corp..............................  40,920    116,622
*   Cloud Peak Energy, Inc...............................  36,151     94,354
*   CNX Resources Corp...................................  61,383    999,315
*   Concho Resources, Inc................................  12,375  1,804,894
*   CONSOL Energy, Inc...................................   7,672    319,385
*   Contango Oil & Gas Co................................  10,315     57,867
#   CVR Energy, Inc......................................   5,271    207,098
*   Dawson Geophysical Co................................   8,749     68,330
    Delek US Holdings, Inc...............................  17,936    956,348
*   Denbury Resources, Inc...............................  65,691    296,266
    DHT Holdings, Inc....................................  28,044    119,187
#*  Diamond Offshore Drilling, Inc.......................  27,754    532,877
*   Dorian LPG, Ltd......................................  14,226    120,921
#*  Dril-Quip, Inc.......................................  10,838    558,699
*   Eclipse Resources Corp...............................  25,065     40,355
*   Energy XXI Gulf Coast Inc............................   1,437     12,861
    EnLink Midstream LLC.................................  17,936    286,079
#   Ensco P.L.C., Class A................................ 100,595    747,421
#*  EP Energy Corp., Class A.............................  13,063     28,085
*   Era Group, Inc.......................................   6,933     97,963
*   Exterran Corp........................................  10,215    283,160
#*  Extraction Oil & Gas, Inc............................  20,075    303,534
*   Forum Energy Technologies, Inc.......................  25,537    335,812
#   Frank's International NV.............................   9,680     81,602
    GasLog, Ltd..........................................  10,916    183,935
*   Geospace Technologies Corp...........................   4,922     69,253
#   Green Plains, Inc....................................  11,208    186,053
    Gulf Island Fabrication, Inc.........................   6,655     60,228
*   Gulfport Energy Corp.................................  44,379    510,802
#*  Halcon Resources Corp................................  26,298    102,825
    Hallador Energy Co...................................   9,690     67,927
*   Helix Energy Solutions Group, Inc....................  54,731    547,857
#   Helmerich & Payne, Inc...............................  25,106  1,540,253
*   HighPoint Resources Corp.............................  36,033    235,656
*   Hornbeck Offshore Services, Inc......................   5,318     25,314
*   Independence Contract Drilling, Inc..................   5,149     20,750
#*  International Seaways, Inc...........................   5,473    119,147
*   Keane Group, Inc.....................................   2,928     41,314
#*  Laredo Petroleum, Inc................................  41,866    390,191
*   Lonestar Resources US, Inc., Class A.................   1,924     17,701
#*  Mammoth Energy Services, Inc.........................     285     10,608
#*  Matador Resources Co.................................  18,681    625,813
*   Matrix Service Co....................................   8,891    177,375
*   McDermott International, Inc.........................  33,492    603,191
*   Midstates Petroleum Co., Inc.........................   2,184     28,632
*   Mitcham Industries, Inc..............................   3,927     15,158
    Murphy Oil Corp......................................  44,623  1,484,161
    Nabors Industries, Ltd...............................  86,958    520,009
*   Natural Gas Services Group, Inc......................   4,280     94,588
*   Newpark Resources, Inc...............................  32,430    358,351
*   Noble Corp. P.L.C....................................  68,450    399,748
#   Nordic American Offshore, Ltd........................      34         37
*   Oasis Petroleum, Inc.................................  66,207    809,050
    Oceaneering International, Inc.......................  24,579    672,481
*   Oil States International, Inc........................  16,831    587,402
*   Overseas Shipholding Group, Inc., Class A............  17,360     62,496

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES   VALUE+
                                                          ------ -----------
ENERGY -- (Continued)
*   Pacific Ethanol, Inc................................. 15,208 $    44,483
    Panhandle Oil and Gas, Inc., Class A.................  2,090      42,636
*   Par Pacific Holdings, Inc............................  8,812     154,298
*   Parker Drilling Co...................................  2,678      12,320
    Patterson-UTI Energy, Inc............................ 44,704     768,909
    PBF Energy, Inc., Class A............................ 30,503   1,424,490
*   PDC Energy, Inc...................................... 15,112     951,754
    Peabody Energy Corp.................................. 21,777     925,305
*   Penn Virginia Corp...................................  2,427     205,130
*   PHI, Inc. Non-Voting.................................  3,824      31,777
*   Pioneer Energy Services Corp......................... 34,135     112,646
#*  ProPetro Holding Corp................................  4,685      77,021
*   QEP Resources, Inc................................... 52,643     546,961
#   Range Resources Corp................................. 53,800     830,134
#*  Renewable Energy Group, Inc.......................... 15,040     256,432
*   REX American Resources Corp..........................  1,614     124,278
*   RigNet, Inc..........................................  4,140      50,922
*   Ring Energy, Inc..................................... 12,656     156,428
*   Rowan Cos. P.L.C., Class A........................... 39,182     567,355
*   SandRidge Energy, Inc................................  5,033      82,139
#   Scorpio Tankers, Inc................................. 85,125     183,019
*   SEACOR Holdings, Inc.................................  4,510     237,993
*   SEACOR Marine Holdings, Inc..........................  5,315     134,469
*   Select Energy Services, Inc., Class A................    812      12,407
#   SemGroup Corp., Class A.............................. 18,390     462,508
#   Ship Finance International, Ltd......................  9,581     139,404
*   SilverBow Resources, Inc.............................    802      24,437
    SM Energy Co......................................... 26,023     715,893
#*  Smart Sand, Inc......................................  3,473      20,143
*   Southwestern Energy Co............................... 74,340     382,108
#*  SRC Energy, Inc...................................... 60,387     683,581
*   Superior Energy Services, Inc........................ 42,805     421,201
*   Talos Energy, Inc....................................  1,862      69,155
#   Teekay Corp..........................................    400       2,788
    Teekay Tankers, Ltd., Class A........................ 40,309      38,233
*   TETRA Technologies, Inc.............................. 36,854     158,841
#*  Tidewater, Inc.......................................    391      13,423
#*  Transocean, Ltd...................................... 61,742     794,620
*   Unit Corp............................................ 16,577     412,767
#   US Silica Holdings, Inc.............................. 17,601     474,523
*   Whiting Petroleum Corp............................... 21,242   1,054,665
*   WildHorse Resource Development Corp..................  9,110     199,782
    World Fuel Services Corp............................. 15,054     418,953
*   WPX Energy, Inc...................................... 63,328   1,188,667
                                                                 -----------
TOTAL ENERGY.............................................         39,040,431
                                                                 -----------
FINANCIALS -- (26.1%)
    1st Constitution Bancorp.............................    713      15,864
    1st Source Corp......................................  6,479     366,452
    Access National Corp.................................  2,186      60,727
    ACNB Corp............................................    539      18,488
*   Allegiance Bancshares, Inc...........................  2,419     108,734
*   Ambac Financial Group, Inc........................... 11,804     241,038
    American Equity Investment Life Holding Co........... 24,085     860,557
    American National Bankshares, Inc....................  2,249      90,635
    American National Insurance Co.......................  4,189     540,339
    American River Bankshares............................    776      12,144
    Ameris Bancorp.......................................  5,673     264,362
    AMERISAFE, Inc.......................................  3,681     231,167

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
FINANCIALS -- (Continued)
    AmeriServ Financial, Inc.............................  6,300 $   27,405
#   AmTrust Financial Services, Inc...................... 35,919    520,107
*   Anchor Bancorp, Inc..................................    399     11,790
    Argo Group International Holdings, Ltd...............  6,668    417,083
    Arrow Financial Corp.................................  3,620    140,094
    Aspen Insurance Holdings, Ltd........................ 14,300    578,435
    Associated Banc-Corp................................. 50,499  1,363,473
    Assurant, Inc........................................ 16,139  1,780,132
    Assured Guaranty, Ltd................................ 30,658  1,193,209
    Asta Funding, Inc....................................    202        626
*   Athene Holding, Ltd., Class A........................ 23,673  1,085,881
*   Atlantic Capital Bancshares, Inc.....................  3,371     60,172
*   Atlas Financial Holdings, Inc........................  4,961     41,920
#   Auburn National Bancorporation, Inc..................     44      2,134
    Axis Capital Holdings, Ltd........................... 15,291    864,859
#   Banc of California, Inc..............................  8,961    179,220
    BancFirst Corp.......................................  6,315    392,161
*   Bancorp, Inc. (The).................................. 24,087    233,885
    BancorpSouth Bank....................................  8,125    267,312
    Bank of Commerce Holdings............................  2,233     27,912
    Bank of Marin Bancorp................................  1,445    128,388
    Bank OZK.............................................  7,772    317,875
    BankFinancial Corp...................................  4,311     72,166
    BankUnited, Inc...................................... 14,972    581,812
    Banner Corp..........................................  8,924    561,944
    Bar Harbor Bankshares................................  1,675     48,525
    BCB Bancorp, Inc.....................................  1,806     26,909
    Beneficial Bancorp, Inc.............................. 18,928    307,580
    Berkshire Hills Bancorp, Inc......................... 10,972    445,463
*   Blucora, Inc......................................... 14,134    491,156
    Blue Hills Bancorp, Inc..............................  8,146    178,397
    BOK Financial Corp...................................  2,406    234,176
    Boston Private Financial Holdings, Inc............... 17,233    248,155
    Bridge Bancorp, Inc..................................  4,218    151,004
    Brookline Bancorp, Inc............................... 18,889    343,780
    Bryn Mawr Bank Corp..................................  5,025    245,471
*   BSB Bancorp, Inc.....................................    388     13,076
    C&F Financial Corp...................................    703     43,937
    California First National Bancorp....................  1,000     16,950
    Camden National Corp.................................  4,436    204,500
*   Cannae Holdings, Inc................................. 16,608    303,096
    Capital City Bank Group, Inc.........................  6,330    153,313
    Capitol Federal Financial, Inc....................... 33,839    442,276
    Carolina Financial Corp..............................  3,258    136,021
    CenterState Banks Corp...............................  7,001    194,278
    Central Pacific Financial Corp.......................  6,301    173,656
    Central Valley Community Bancorp.....................  2,514     54,026
    Century Bancorp, Inc., Class A.......................    503     38,907
    Charter Financial Corp...............................  2,587     58,440
    Chemical Financial Corp.............................. 15,230    865,064
    Chemung Financial Corp...............................    665     29,898
    CIT Group, Inc....................................... 25,363  1,342,464
    Citizens & Northern Corp.............................  1,038     28,109
    Citizens Community Bancorp, Inc......................  2,054     28,756
    Citizens Holding Co..................................    171      3,942
    City Holding Co......................................  2,724    219,228
#   Civista Bancshares, Inc..............................  1,249     30,888
    CNB Financial Corp...................................  3,635    112,721
    CNO Financial Group, Inc............................. 28,026    570,329

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES  VALUE+
                                                          ------ --------
FINANCIALS -- (Continued)
    Codorus Valley Bancorp, Inc..........................    979 $ 30,574
    Columbia Banking System, Inc......................... 13,545  554,397
    Community Bank System, Inc...........................  9,692  613,019
*   Community Bankers Trust Corp.........................  2,739   26,020
    Community Trust Bancorp, Inc.........................  4,289  209,410
    ConnectOne Bancorp, Inc..............................  9,282  230,194
*   Consumer Portfolio Services, Inc.....................  5,621   18,830
#*  Cowen, Inc...........................................  9,884  155,179
*   Customers Bancorp, Inc...............................  7,728  196,832
    CVB Financial Corp................................... 22,520  538,678
    Dime Community Bancshares, Inc....................... 14,998  257,966
    DNB Financial Corp...................................    372   12,536
    Donegal Group, Inc., Class A.........................  7,034  102,767
    Donegal Group, Inc., Class B.........................    592    7,578
*   Eagle Bancorp, Inc...................................  6,739  364,243
*   eHealth, Inc.........................................    472   11,205
    EMC Insurance Group, Inc.............................  5,769  154,436
    Employers Holdings, Inc..............................  9,698  450,472
#*  Encore Capital Group, Inc............................  6,158  222,304
*   Enova International, Inc.............................  8,486  263,066
*   Enstar Group, Ltd....................................  2,946  636,925
*   Entegra Financial Corp...............................    866   25,244
    Enterprise Bancorp, Inc..............................    673   25,567
    Enterprise Financial Services Corp...................  4,051  227,869
*   Equity Bancshares, Inc., Class A.....................  1,745   70,672
    ESSA Bancorp, Inc....................................  1,308   20,536
#*  EZCORP, Inc., Class A................................ 18,858  215,924
    Farmers Capital Bank Corp............................  3,040  171,152
    Farmers National Banc Corp...........................  6,114   97,671
    FB Financial Corp....................................    866   36,857
    FBL Financial Group, Inc., Class A...................  4,819  393,712
*   FCB Financial Holdings, Inc., Class A................  8,060  411,060
    Federal Agricultural Mortgage Corp., Class C.........  2,141  201,875
    FedNat Holding Co....................................  6,659  155,155
    Fidelity Southern Corp...............................  9,090  217,524
    Financial Institutions, Inc..........................  6,494  205,860
    First American Financial Corp........................  3,388  189,728
    First Bancorp........................................  5,387  223,130
*   First BanCorp........................................ 54,205  445,565
    First Bancorp, Inc...................................  1,809   55,174
    First Bank...........................................  1,860   26,319
    First Busey Corp.....................................  4,193  133,002
    First Business Financial Services, Inc...............    600   14,256
    First Citizens BancShares, Inc., Class A.............  2,236  909,650
    First Commonwealth Financial Corp.................... 23,663  399,195
    First Community Bancshares, Inc......................  6,410  208,517
    First Connecticut Bancorp, Inc.......................  3,830  119,113
    First Defiance Financial Corp........................  6,504  209,169
    First Financial Bancorp.............................. 20,339  617,289
    First Financial Corp.................................  1,400   71,960
    First Financial Northwest, Inc.......................  2,949   52,079
*   First Foundation, Inc................................  5,321   83,646
    First Horizon National Corp.......................... 35,189  629,531
    First Internet Bancorp...............................  1,836   58,385
    First Interstate BancSystem, Inc., Class A...........  8,864  382,482
    First Merchants Corp.................................  9,652  455,574
    First Mid-Illinois Bancshares, Inc...................  1,492   60,143
    First Midwest Bancorp, Inc........................... 28,080  748,894
*   First Northwest Bancorp..............................  1,905   30,823

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
FINANCIALS -- (Continued)
    First of Long Island Corp. (The).....................  3,825 $   83,385
    FirstCash, Inc.......................................  1,388    112,706
*   Flagstar Bancorp, Inc................................ 14,114    480,582
    Flushing Financial Corp.............................. 12,098    303,418
    FNB Corp............................................. 70,804    908,415
#*  Franklin Financial Network, Inc......................  3,253    127,355
    FS Bancorp, Inc......................................    529     32,465
    Fulton Financial Corp................................ 37,399    648,873
#   GAIN Capital Holdings, Inc........................... 17,960    122,308
*   Genworth Financial, Inc., Class A.................... 77,912    358,395
    German American Bancorp, Inc.........................  3,358    123,037
    Global Indemnity, Ltd................................  4,049    164,997
    Great Southern Bancorp, Inc..........................  4,783    282,436
    Great Western Bancorp, Inc........................... 13,088    547,733
    Green Bancorp, Inc...................................  8,650    210,195
*   Green Dot Corp., Class A.............................  3,018    239,388
#   Greenhill & Co., Inc.................................  4,000    130,800
*   Greenlight Capital Re, Ltd., Class A................. 11,135    162,571
    Guaranty Bancorp.....................................  3,101     93,185
    Guaranty Federal Bancshares, Inc.....................    100      2,490
*   Hallmark Financial Services, Inc.....................  5,065     53,486
    Hancock Whitney Corp................................. 19,579    983,845
    Hanmi Financial Corp.................................  7,512    188,176
    Hanover Insurance Group, Inc. (The)..................  7,165    898,634
*   HarborOne Bancorp, Inc...............................  1,414     25,947
    HCI Group, Inc.......................................  2,337    100,000
    Heartland Financial USA, Inc.........................  4,608    270,720
    Heritage Commerce Corp............................... 11,096    168,992
#   Heritage Financial Corp..............................  8,641    302,867
    Heritage Insurance Holdings, Inc.....................  8,054    138,287
    Hilltop Holdings, Inc................................ 21,057    437,986
*   HMN Financial, Inc...................................    750     15,563
    Home Bancorp, Inc....................................  1,226     55,893
    Home BancShares, Inc.................................  4,556    105,654
*   HomeStreet, Inc......................................  6,669    197,402
*   HomeTrust Bancshares, Inc............................  4,946    143,929
    Hope Bancorp, Inc.................................... 36,109    605,909
    HopFed Bancorp, Inc..................................    683     11,235
    Horace Mann Educators Corp...........................  9,287    405,842
    Horizon Bancorp, inc.................................  9,627    202,263
    IBERIABANK Corp...................................... 11,789    979,666
    Independence Holding Co..............................  5,587    194,148
    Independent Bank Corp................................  4,777    422,287
    Independent Bank Corp................................  3,881     95,084
    Independent Bank Group, Inc..........................  5,405    362,675
    International Bancshares Corp........................ 19,438    864,019
*   INTL. FCStone, Inc...................................  4,967    266,182
    Investment Technology Group, Inc.....................  9,273    205,397
    Investors Bancorp, Inc............................... 75,714    947,939
    Investors Title Co...................................    125     23,925
    James River Group Holdings, Ltd......................  4,243    175,618
    Janus Henderson Group P.L.C.......................... 46,500  1,513,575
    Kearny Financial Corp................................ 30,156    432,739
    Kemper Corp.......................................... 16,258  1,297,388
    Kentucky First Federal Bancorp.......................    120      1,002
    Kingstone Cos., Inc..................................  2,182     35,676
    Lakeland Bancorp, Inc................................  8,519    165,269
    Landmark Bancorp, Inc................................    205      5,806
    LCNB Corp............................................    950     17,670

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
FINANCIALS -- (Continued)
    LegacyTexas Financial Group, Inc.....................  12,139 $  532,052
    Legg Mason, Inc......................................  22,003    750,962
#*  LendingClub Corp.....................................  60,527    249,371
    Macatawa Bank Corp...................................   8,982    110,209
    Mackinac Financial Corp..............................   1,448     23,892
    Maiden Holdings, Ltd.................................  33,780    293,886
*   Malvern Bancorp, Inc.................................     496     12,276
    Marlin Business Services Corp........................   3,590    110,572
    MB Financial, Inc....................................  12,622    611,536
#*  MBIA, Inc............................................  26,055    267,064
    MBT Financial Corp...................................   6,681     76,163
    Mercantile Bank Corp.................................   4,279    151,990
    Mercury General Corp.................................   8,449    434,532
    Meridian Bancorp, Inc................................  11,551    211,383
    Meta Financial Group, Inc............................   2,013    180,063
*   MGIC Investment Corp.................................   1,576     19,668
    Midland States Bancorp, Inc..........................   2,601     87,602
    MidSouth Bancorp, Inc................................   3,991     56,473
    MidWestOne Financial Group, Inc......................   2,011     64,674
    MutualFirst Financial, Inc...........................     414     15,898
    National Bank Holdings Corp., Class A................   7,326    289,963
*   National Commerce Corp...............................   1,850     80,660
    National General Holdings Corp.......................  22,532    621,433
    National Western Life Group, Inc., Class A...........     759    245,916
    Navient Corp.........................................  71,362    942,692
    Navigators Group, Inc. (The).........................   7,127    430,114
    NBT Bancorp, Inc.....................................   8,450    340,028
    Nelnet, Inc., Class A................................   8,117    477,117
#   New York Community Bancorp, Inc...................... 113,503  1,222,427
>>  NewStar Financial, Inc...............................  13,529      6,660
*   Nicholas Financial, Inc..............................   1,554     14,297
*   Nicolet Bankshares, Inc..............................   1,492     82,582
*   NMI Holdings, Inc., Class A..........................  21,820    456,038
#   Northeast Bancorp....................................   1,666     35,736
    Northfield Bancorp, Inc..............................  15,166    252,666
    Northrim BanCorp, Inc................................   1,773     71,452
    Northwest Bancshares, Inc............................  30,453    548,763
    Norwood Financial Corp...............................      66      2,482
    OceanFirst Financial Corp............................   9,054    264,105
*   Ocwen Financial Corp.................................  15,331     61,017
    OFG Bancorp..........................................  15,064    250,816
#   Ohio Valley Banc Corp................................     197      9,633
    Old Line Bancshares, Inc.............................   2,509     86,009
    Old National Bancorp.................................  39,933    776,697
    Old Republic International Corp......................  59,758  1,273,443
    Old Second Bancorp, Inc..............................  11,322    175,491
*   On Deck Capital, Inc.................................  13,729     93,906
*   OneMain Holdings, Inc................................  24,662    820,011
    Oppenheimer Holdings, Inc., Class A..................   7,191    212,494
    Opus Bank............................................   7,232    204,666
    Oritani Financial Corp...............................  19,067    305,072
    Orrstown Financial Services, Inc.....................     570     14,991
*   Pacific Premier Bancorp, Inc.........................   6,752    249,824
    PacWest Bancorp......................................  30,208  1,517,046
    Park National Corp...................................   2,230    244,230
    Parke Bancorp, Inc...................................     704     16,614
#   Patriot National Bancorp, Inc........................      60      1,191
    Peapack Gladstone Financial Corp.....................   4,692    154,273
    Penns Woods Bancorp, Inc.............................     733     33,425

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
FINANCIALS -- (Continued)
    Peoples Bancorp, Inc.................................  7,498 $  271,578
    People's United Financial, Inc....................... 81,193  1,480,148
    People's Utah Bancorp................................  3,926    142,710
*   PHH Corp............................................. 15,276    166,050
    Pinnacle Financial Partners, Inc..................... 17,600  1,100,000
    Piper Jaffray Cos....................................  1,595    123,373
    Popular, Inc......................................... 24,047  1,193,453
#*  PRA Group, Inc.......................................  9,019    353,545
    Premier Financial Bancorp, Inc.......................  1,851     35,188
    ProAssurance Corp....................................  9,259    382,397
    Prosperity Bancshares, Inc........................... 15,628  1,096,304
    Protective Insurance Corp., Class B..................  4,384    102,366
    Provident Financial Holdings, Inc....................  3,183     59,045
    Provident Financial Services, Inc.................... 15,607    398,603
    Prudential Bancorp, Inc..............................  1,535     29,088
    QCR Holdings, Inc....................................  2,174     94,460
    Radian Group, Inc.................................... 25,552    489,321
*   Regional Management Corp.............................  5,039    167,144
    Reinsurance Group of America, Inc....................  5,400    764,100
    RenaissanceRe Holdings, Ltd..........................  5,185    683,642
    Renasant Corp........................................ 11,794    526,956
    Republic Bancorp, Inc., Class A......................  3,411    163,285
    Riverview Bancorp, Inc...............................  6,235     56,738
    S&T Bancorp, Inc.....................................  8,236    368,643
    Safety Insurance Group, Inc..........................  3,256    298,250
    Sandy Spring Bancorp, Inc............................  5,624    219,955
    Santander Consumer USA Holdings, Inc................. 63,053  1,213,140
*   Seacoast Banking Corp. of Florida....................  7,866    230,552
    Selective Insurance Group, Inc.......................  9,000    538,200
    Shore Bancshares, Inc................................  3,076     59,428
    SI Financial Group, Inc..............................  2,784     38,837
    Sierra Bancorp.......................................  3,798    112,193
    Signature Bank.......................................  2,938    322,328
    Simmons First National Corp., Class A................ 26,956    803,289
*   SmartFinancial, Inc..................................    598     15,369
    South State Corp.....................................  6,782    567,653
*   Southern First Bancshares, Inc.......................  1,037     45,576
    Southern Missouri Bancorp, Inc.......................    606     24,022
    Southern National Bancorp of Virginia, Inc...........  3,228     56,619
    Southside Bancshares, Inc............................  3,094    106,093
    Southwest Georgia Financial Corp.....................     98      2,285
    State Auto Financial Corp............................ 10,309    333,393
    State Bank Financial Corp............................  6,607    207,790
    Sterling Bancorp..................................... 49,293  1,094,305
    Stewart Information Services Corp....................  5,117    232,516
    Stifel Financial Corp................................ 10,859    598,657
    Stock Yards Bancorp, Inc.............................  1,968     75,079
    TCF Financial Corp................................... 27,857    699,489
    Territorial Bancorp, Inc.............................  4,012    122,366
*   Third Point Reinsurance, Ltd......................... 22,738    286,499
    Timberland Bancorp, Inc..............................  1,540     55,779
    Tiptree, Inc.........................................  7,900     53,720
    Tompkins Financial Corp..............................  3,206    274,690
    Towne Bank........................................... 10,053    324,712
    TriCo Bancshares.....................................  5,196    201,709
*   TriState Capital Holdings, Inc.......................  5,914    173,872
*   Triumph Bancorp, Inc.................................  5,216    200,034
    TrustCo Bank Corp. NY................................ 24,011    218,500
    Trustmark Corp....................................... 19,644    691,272

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
FINANCIALS -- (Continued)
    Umpqua Holdings Corp.................................  54,549 $  1,161,894
*   Unico American Corp..................................   1,400       10,080
    Union Bankshares Corp................................  17,750      719,052
#   United Bankshares, Inc...............................  21,700      801,815
    United Community Banks, Inc..........................  14,166      425,405
    United Community Financial Corp......................  14,466      151,170
    United Financial Bancorp, Inc........................  16,844      294,938
    United Fire Group, Inc...............................   6,646      400,687
    United Insurance Holdings Corp.......................   4,762       98,859
    Unity Bancorp, Inc...................................   1,368       33,379
    Universal Insurance Holdings, Inc....................   2,484      110,290
    Univest Corp. of Pennsylvania........................   6,883      187,906
    Unum Group...........................................  30,696    1,219,552
#   Valley National Bancorp..............................  54,168      631,057
*   Veritex Holdings, Inc................................   4,314      132,957
    Virtus Investment Partners, Inc......................   1,697      226,125
    Voya Financial, Inc..................................  25,150    1,270,578
#   Waddell & Reed Financial, Inc., Class A..............  20,045      415,132
    Walker & Dunlop, Inc.................................   5,048      299,144
    Washington Federal, Inc..............................  13,458      451,516
    Washington Trust Bancorp, Inc........................   2,415      141,157
    Waterstone Financial, Inc............................   8,818      149,906
    WesBanco, Inc........................................  11,927      582,872
    West Bancorporation, Inc.............................   2,647       65,646
    Western New England Bancorp, Inc.....................  12,440      134,974
    White Mountains Insurance Group, Ltd.................     458      418,168
    Wintrust Financial Corp..............................   3,364      295,124
*   WMIH Corp............................................ 261,912      356,200
*   World Acceptance Corp................................   3,600      359,676
    WSFS Financial Corp..................................   5,907      334,927
                                                                  ------------
TOTAL FINANCIALS.........................................          103,328,095
                                                                  ------------
HEALTHCARE -- (5.5%)
#*  Acadia Healthcare Co., Inc...........................  25,804    1,018,742
    Aceto Corp...........................................   9,096       29,744
*   Achillion Pharmaceuticals, Inc.......................  69,386      179,016
*   Acorda Therapeutics, Inc.............................  21,488      536,126
*   Addus HomeCare Corp..................................   6,124      405,103
*   Adverum Biotechnologies, Inc.........................  14,557       68,418
*   Allscripts Healthcare Solutions, Inc.................  87,246    1,067,891
#*  AMAG Pharmaceuticals, Inc............................   8,645      190,622
*   American Shared Hospital Services....................     400        1,180
*   Amneal Pharmaceuticals, Inc..........................   2,601       49,861
*   Amphastar Pharmaceuticals, Inc.......................  12,879      224,739
*   AngioDynamics, Inc...................................  12,603      266,427
*   Anika Therapeutics, Inc..............................   3,714      148,671
*   Applied Genetic Technologies Corp....................   4,817       19,268
*   Aptevo Therapeutics, Inc.............................  10,536       44,462
*   Ardelyx, Inc.........................................  15,119       61,232
*   Avanos Medical, Inc..................................  14,549      803,105
*   Brookdale Senior Living, Inc.........................  47,258      453,204
*   Calithera Biosciences, Inc...........................   3,973       17,680
*   Cambrex Corp.........................................   2,529      158,063
#*  Celldex Therapeutics, Inc............................  24,915       11,585
*   Chimerix, Inc........................................  20,509       91,675
*   Civitas Solutions, Inc...............................   1,755       28,694
#*  Community Health Systems, Inc........................  26,236       87,628
*   Concert Pharmaceuticals, Inc.........................   4,952       79,182
    CONMED Corp..........................................   6,019      445,406

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
HEALTHCARE -- (Continued)
*   Cross Country Healthcare, Inc........................  7,573 $   88,831
*   CryoLife, Inc........................................  7,782    231,904
#*  Cumberland Pharmaceuticals, Inc......................  3,402     20,752
*   Depomed, Inc......................................... 14,644    129,746
    Digirad Corp.........................................  7,000     11,550
#*  Diplomat Pharmacy, Inc...............................  6,600    137,148
*   Emergent BioSolutions, Inc........................... 12,421    675,081
#*  Endo International P.L.C............................. 38,204    475,258
    Ensign Group, Inc. (The)............................. 10,542    380,250
*   Envision Healthcare Corp............................. 25,423  1,125,222
#*  Evolent Health, Inc., Class A........................ 15,471    312,514
*   Five Prime Therapeutics, Inc.........................  2,469     36,788
*   Five Star Senior Living, Inc.........................  3,016      3,921
*   FONAR Corp...........................................  1,830     47,763
*   Haemonetics Corp.....................................  5,040    492,106
*   Harvard Bioscience, Inc.............................. 11,180     63,726
    HealthStream, Inc....................................  6,405    179,852
*   HMS Holdings Corp.................................... 15,665    374,863
*   Immune Design Corp...................................  2,815     10,697
#*  Infinity Pharmaceuticals, Inc........................  7,948     14,068
*   InfuSystem Holdings, Inc.............................  2,347      7,158
*   Integer Holdings Corp................................  8,618    615,756
#   Invacare Corp........................................ 14,077    251,274
    Kewaunee Scientific Corp.............................    637     20,129
*   Kindred Biosciences, Inc.............................  1,684     22,818
*   LHC Group, Inc.......................................  9,688    833,943
*   LifePoint Health, Inc................................  8,598    557,150
*   LivaNova P.L.C.......................................  3,775    415,741
    Luminex Corp.........................................  8,320    281,715
*   Magellan Health, Inc.................................  6,061    440,938
#*  Mallinckrodt P.L.C................................... 20,849    488,909
*   MEDNAX, Inc.......................................... 18,373    786,181
*   Medpace Holdings, Inc................................    800     49,096
#*  MEI Pharma, Inc......................................  5,727     21,705
*   Melinta Therapeutics, Inc............................  1,983     10,510
*   Merit Medical Systems, Inc...........................  7,907    429,350
#*  Merrimack Pharmaceuticals, Inc.......................  5,810     30,038
*   Micron Solutions, Inc................................    291        960
*   Minerva Neurosciences, Inc...........................  2,800     22,540
#*  Myriad Genetics, Inc.................................  7,654    334,863
    National HealthCare Corp.............................  2,344    168,956
*   Natus Medical, Inc...................................  2,541     92,747
#*  NuVasive, Inc........................................  1,970    114,359
*   Ophthotech Corp...................................... 12,738     31,718
*   Orthofix International NV............................  1,741    105,313
*   Otonomy, Inc......................................... 13,318     43,949
#   Owens & Minor, Inc................................... 13,325    251,443
*   PDL BioPharma, Inc................................... 40,768    102,328
#*  Premier, Inc., Class A...............................  6,724    251,478
#*  Prestige Brands Holdings, Inc........................  9,944    355,299
#*  Prothena Corp. P.L.C.................................  3,640     54,090
*   Providence Service Corp. (The).......................  3,206    224,677
*   Quality Systems, Inc.................................  6,158    123,961
#*  Quorum Health Corp...................................  5,941     28,754
*   Ra Pharmaceuticals, Inc..............................  1,700     18,700
#*  Repligen Corp........................................  2,009     97,095
*   RTI Surgical, Inc.................................... 24,063    110,690
*   SeaSpine Holdings Corp...............................  2,563     35,779
*   Select Medical Holdings Corp......................... 33,657    700,066

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES   VALUE+
                                                          ------ -----------
HEALTHCARE -- (Continued)
#*  Sierra Oncology, Inc.................................  7,552 $    21,448
#*  Surgery Partners, Inc................................  8,900     134,390
*   Syneos Health, Inc................................... 10,990     541,532
*   Taro Pharmaceutical Industries, Ltd..................    761      85,430
*   Tetraphase Pharmaceuticals, Inc...................... 15,107      43,357
*   Triple-S Management Corp., Class B...................  4,208     149,426
*   United Therapeutics Corp.............................  6,299     774,210
*   Versartis, Inc.......................................  9,622      16,357
*   Zafgen, Inc..........................................  8,180      85,072
                                                                 -----------
TOTAL HEALTHCARE.........................................         21,683,162
                                                                 -----------
INDUSTRIALS -- (20.1%)
    AAR Corp.............................................  6,561     311,057
    ABM Industries, Inc.................................. 16,912     527,654
*   Acacia Research Corp................................. 22,344      84,907
    ACCO Brands Corp..................................... 28,133     360,102
    Acme United Corp.....................................    100       2,181
#   Actuant Corp., Class A............................... 12,935     369,294
#   Acuity Brands, Inc...................................  2,081     289,321
*   Advanced Disposal Services, Inc...................... 13,754     338,348
*   AECOM................................................ 65,492   2,197,912
*   Aegion Corp..........................................  6,770     167,761
*   Aerovironment, Inc...................................  6,463     475,741
    AGCO Corp............................................ 14,837     935,028
    Air Lease Corp....................................... 50,052   2,200,286
*   Air Transport Services Group, Inc....................  5,481     123,487
    Aircastle, Ltd....................................... 21,392     443,456
    Alamo Group, Inc.....................................  6,406     595,758
#   Alaska Air Group, Inc................................ 15,420     968,839
    Albany International Corp., Class A..................  7,592     502,211
*   Alpha Pro Tech, Ltd..................................  3,388      11,180
    Altra Industrial Motion Corp.........................    812      35,647
    AMERCO...............................................  4,785   1,804,328
*   Ameresco, Inc., Class A..............................  8,615     115,441
    American Railcar Industries, Inc.....................  3,348     152,568
*   American Woodmark Corp...............................  1,007      84,034
*   AMREP Corp...........................................    600       4,416
    Apogee Enterprises, Inc.............................. 10,351     525,417
*   ARC Document Solutions, Inc.......................... 22,733      58,651
*   ARC Group Worldwide, Inc.............................  2,464       5,298
    ArcBest Corp.........................................  8,910     414,760
    Arconic, Inc......................................... 64,600   1,401,174
    Argan, Inc...........................................  5,177     198,797
*   Armstrong Flooring, Inc.............................. 11,968     156,422
*   Arotech Corp......................................... 12,206      47,603
*   ASGN, Inc............................................  7,257     655,307
    Astec Industries, Inc................................  7,688     377,711
*   Astronics Corp.......................................  2,569     105,355
*   Atlas Air Worldwide Holdings, Inc....................  6,497     435,624
    AZZ, Inc............................................. 12,963     702,595
*   Babcock & Wilcox Enterprises, Inc....................  7,854      16,886
    Barnes Group, Inc....................................  8,772     595,180
*   Beacon Roofing Supply, Inc........................... 11,115     467,719
*   BMC Stock Holdings, Inc.............................. 16,283     358,226
    Brady Corp., Class A.................................  9,901     378,713
    Briggs & Stratton Corp...............................  7,571     133,931
*   Broadwind Energy, Inc................................  2,514       5,858
*   CAI International, Inc...............................  5,765     132,364
    Carlisle Cos., Inc...................................  2,134     262,141

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
INDUSTRIALS -- (Continued)
*   CBIZ, Inc............................................ 17,838 $  392,436
    CECO Environmental Corp..............................  9,481     65,134
*   Celadon Group, Inc...................................  8,097     22,672
*   Chart Industries, Inc................................ 11,609    906,547
#   CIRCOR International, Inc............................  4,246    188,310
*   Civeo Corp........................................... 26,178     99,738
*   Clean Harbors, Inc................................... 11,053    629,247
*   Colfax Corp.......................................... 27,116    875,847
    Columbus McKinnon Corp...............................  5,038    207,364
*   Commercial Vehicle Group, Inc........................  4,537     31,804
    CompX International, Inc.............................    200      2,540
    Copa Holdings SA, Class A............................  1,974    192,149
    Costamare, Inc....................................... 14,859    103,121
*   Covenant Transportation Group, Inc., Class A.........  3,274     94,881
*   CPI Aerostructures, Inc..............................  3,207     30,146
    CRA International, Inc...............................  3,010    162,901
*   CSW Industrials, Inc.................................  2,996    162,533
    Cubic Corp...........................................  7,062    480,922
    Deluxe Corp..........................................  3,635    214,211
    DMC Global, Inc......................................  1,787     73,356
*   Ducommun, Inc........................................  3,539    117,955
*   DXP Enterprises, Inc.................................  3,786    156,513
*   Eagle Bulk Shipping, Inc.............................  4,235     24,351
    Eastern Co. (The)....................................    910     26,845
*   Echo Global Logistics, Inc...........................  6,865    236,499
    Ecology and Environment, Inc., Class A...............    210      2,762
    EMCOR Group, Inc.....................................  5,955    458,237
    Encore Wire Corp.....................................  5,068    247,065
    EnerSys..............................................  1,562    128,193
*   Engility Holdings, Inc............................... 12,069    417,587
    Ennis, Inc...........................................  6,015    130,826
    EnPro Industries, Inc................................  2,457    187,690
    ESCO Technologies, Inc...............................  6,211    386,635
    Essendant, Inc....................................... 10,698    177,908
*   Esterline Technologies Corp..........................  7,691    656,042
    Federal Signal Corp.................................. 18,356    435,955
    Forward Air Corp.....................................  5,584    356,818
*   Franklin Covey Co....................................  2,334     59,634
    Franklin Electric Co., Inc...........................  8,994    444,753
    FreightCar America, Inc..............................  4,774     87,412
*   FTI Consulting, Inc.................................. 10,273    811,156
#*  FuelCell Energy, Inc.................................  5,143      6,686
#   GATX Corp............................................  9,182    756,046
*   Genco Shipping & Trading, Ltd........................  2,928     43,481
*   Gencor Industries, Inc...............................  1,822     27,330
*   Genesee & Wyoming, Inc., Class A..................... 15,696  1,349,856
*   Gibraltar Industries, Inc............................  7,673    333,392
*   GMS, Inc............................................. 10,108    265,234
*   Goldfield Corp. (The)................................ 14,200     67,450
    Gorman-Rupp Co. (The)................................  9,371    354,599
*   GP Strategies Corp...................................  4,357     82,347
    Graham Corp..........................................  3,184     84,790
    Granite Construction, Inc............................ 10,076    543,600
*   Great Lakes Dredge & Dock Corp....................... 18,178     98,161
#   Greenbrier Cos., Inc. (The)..........................  6,125    346,981
    Griffon Corp......................................... 10,863    194,448
    Hawaiian Holdings, Inc...............................  7,697    308,650
    Heartland Express, Inc...............................  4,857     93,206
    Heidrick & Struggles International, Inc..............  6,255    255,829

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
INDUSTRIALS -- (Continued)
*   Herc Holdings, Inc...................................    243 $   13,807
*   Heritage-Crystal Clean, Inc..........................  3,996     96,304
    Herman Miller, Inc...................................  3,076    116,427
*   Hertz Global Holdings, Inc........................... 12,896    196,406
*   Hill International, Inc..............................  8,440     46,420
    HNI Corp.............................................  6,880    297,698
*   Houston Wire & Cable Co..............................  4,069     32,552
*   Hub Group, Inc., Class A.............................  8,402    389,853
*   Hudson Global, Inc...................................  1,700      2,890
#*  Hudson Technologies, Inc.............................  8,444     15,368
    Hurco Cos., Inc......................................  1,730     76,639
*   Huron Consulting Group, Inc..........................  6,466    282,241
    Hyster-Yale Materials Handling, Inc..................  2,873    188,928
    ICF International, Inc...............................  4,421    325,607
*   IES Holdings, Inc....................................  1,262     22,653
*   InnerWorkings, Inc................................... 18,477    163,706
    Insteel Industries, Inc..............................  4,744    195,121
    ITT, Inc............................................. 11,876    673,013
    Jacobs Engineering Group, Inc........................ 30,420  2,057,305
*   JetBlue Airways Corp................................. 84,042  1,512,756
    Kadant, Inc..........................................  1,402    135,433
    Kaman Corp...........................................  6,925    458,573
    KBR, Inc............................................. 34,919    697,682
    Kelly Services, Inc., Class A........................  9,154    222,351
    Kennametal, Inc...................................... 11,319    440,988
#*  KeyW Holding Corp. (The)............................. 12,907    114,485
    Kimball International, Inc., Class B.................    655     10,578
*   Kirby Corp........................................... 14,913  1,244,490
*   KLX, Inc............................................. 17,210  1,257,190
#   Knight-Swift Transportation Holdings, Inc............ 14,721    479,169
    Knoll, Inc...........................................  3,746     84,472
    Korn/Ferry International............................. 13,957    920,883
*   Lawson Products, Inc.................................  1,607     43,469
*   LB Foster Co., Class A...............................  3,630     89,117
*   Limbach Holdings, Inc................................  1,631     18,120
    LS Starrett Co. (The), Class A.......................    489      3,130
    LSC Communications, Inc..............................  6,962    104,569
    LSI Industries, Inc..................................  7,336     35,873
*   Lydall, Inc..........................................  2,294    106,442
#   Macquarie Infrastructure Corp........................ 10,809    490,837
*   Manitowoc Co., Inc. (The)............................  7,881    208,768
    ManpowerGroup, Inc...................................  7,979    744,122
    Marten Transport, Ltd................................ 14,216    310,620
*   Masonite International Corp..........................  5,554    379,060
*   MasTec, Inc..........................................  7,098    330,412
    Matson, Inc.......................................... 10,742    386,712
    Matthews International Corp., Class A................  4,448    233,742
    McGrath RentCorp.....................................  5,993    355,864
*   Mercury Systems, Inc.................................  8,735    364,512
*   Milacron Holdings Corp............................... 12,467    259,937
    Miller Industries, Inc...............................  3,056     79,609
*   Mistras Group, Inc...................................  5,968    125,567
    Mobile Mini, Inc.....................................  8,725    372,121
    Moog, Inc., Class A..................................  6,241    468,137
*   MRC Global, Inc...................................... 12,329    279,252
    Mueller Industries, Inc..............................  6,980    231,108
    Multi-Color Corp.....................................  2,243    148,823
*   MYR Group, Inc.......................................  3,861    142,432
#   National Presto Industries, Inc......................  1,049    130,758

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
INDUSTRIALS -- (Continued)
*   Navigant Consulting, Inc............................. 12,572 $  273,567
*   Nexeo Solutions, Inc.................................  6,747     61,263
    Nielsen Holdings P.L.C...............................  2,292     54,000
*   NL Industries, Inc...................................  5,599     47,871
    NN, Inc..............................................  9,772    210,098
*   Northwest Pipe Co....................................  4,013     78,494
*   NOW, Inc............................................. 28,487    425,881
*   NV5 Global, Inc......................................  1,675    126,128
*   nVent Electric P.L.C.................................  4,389    120,259
*   Orion Group Holdings, Inc............................  8,609     78,945
    Owens Corning........................................ 13,881    863,676
*   PAM Transportation Services, Inc.....................  1,458     79,534
    Park-Ohio Holdings Corp..............................  2,900    108,605
*   Patriot Transportation Holding, Inc..................    178      3,791
*   Perma-Pipe International Holdings, Inc...............  1,500     13,575
    PICO Holdings, Inc...................................  8,513    103,007
    Powell Industries, Inc...............................  4,041    148,103
    Preformed Line Products Co...........................  1,747    153,387
    Primoris Services Corp............................... 12,426    335,626
    Quad/Graphics, Inc...................................  6,182    127,102
    Quanex Building Products Corp........................ 10,042    177,743
*   Quanta Services, Inc................................. 38,352  1,306,653
*   Radiant Logistics, Inc............................... 12,254     48,893
    RCM Technologies, Inc................................  4,177     20,300
    Regal Beloit Corp.................................... 10,781    926,627
    Reis, Inc............................................  1,044     22,289
    Resources Connection, Inc............................ 10,756    171,020
    REV Group, Inc.......................................  2,009     34,495
#*  Revolution Lighting Technologies, Inc................  1,826      7,286
*   Rexnord Corp......................................... 12,538    379,149
*   Roadrunner Transportation Systems, Inc............... 13,310     29,149
*   Rush Enterprises, Inc., Class A......................  6,105    275,274
*   Rush Enterprises, Inc., Class B......................  1,650     74,234
    Ryder System, Inc.................................... 11,573    906,166
*   Saia, Inc............................................  3,547    267,266
#   Schneider National, Inc., Class B.................... 12,155    317,732
    Scorpio Bulkers, Inc................................. 15,122    114,171
*   SIFCO Industries, Inc................................    659      3,394
    Simpson Manufacturing Co., Inc....................... 10,250    747,840
    SkyWest, Inc......................................... 13,399    802,600
    Snap-on, Inc.........................................  6,641  1,126,247
*   SP Plus Corp.........................................  5,677    221,403
    Spartan Motors, Inc..................................  8,315    122,646
*   Sparton Corp.........................................  2,441     36,444
#*  Spirit Airlines, Inc................................. 16,509    717,151
*   SPX FLOW, Inc........................................  5,025    238,788
    Standex International Corp...........................  2,335    242,023
    Steelcase, Inc., Class A............................. 19,031    261,676
*   Sterling Construction Co., Inc.......................  6,799     91,311
    Sun Hydraulics Corp..................................  1,947    101,361
#*  Sunrun, Inc.......................................... 13,402    189,504
#*  Team, Inc............................................  8,866    193,279
    Terex Corp...........................................  5,734    252,984
    Tetra Tech, Inc...................................... 12,224    743,219
#*  Textainer Group Holdings, Ltd........................  7,888    125,419
*   Thermon Group Holdings, Inc..........................  8,245    206,702
    Timken Co. (The)..................................... 11,449    563,863
    Titan International, Inc............................. 16,208    171,643
*   Titan Machinery, Inc.................................  7,999    121,105

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES   VALUE+
                                                          ------ -----------
INDUSTRIALS -- (Continued)
*   TriMas Corp..........................................  6,595 $   195,212
    Trinity Industries, Inc.............................. 46,408   1,768,145
    Triton International, Ltd............................ 18,160     639,232
#   Triumph Group, Inc................................... 10,959     228,495
*   TrueBlue, Inc........................................  9,839     266,145
*   Tutor Perini Corp.................................... 12,998     240,463
*   Twin Disc, Inc.......................................  2,022      52,997
*   Ultralife Corp.......................................    969       9,738
    UniFirst Corp........................................  1,828     342,110
    Universal Forest Products, Inc....................... 14,860     547,442
*   USA Truck, Inc.......................................  3,957      86,342
*   USG Corp.............................................  4,668     201,751
    Valmont Industries, Inc..............................  3,096     432,356
*   Vectrus, Inc.........................................  2,279      71,583
*   Veritiv Corp.........................................  3,347     128,190
    Viad Corp............................................  5,089     292,109
    Virco Manufacturing Corp.............................  4,400      21,340
    VSE Corp.............................................  1,686      72,667
#   Wabash National Corp................................. 14,256     282,269
*   WageWorks, Inc.......................................    542      28,618
    Watts Water Technologies, Inc., Class A..............  6,740     576,607
    Werner Enterprises, Inc.............................. 17,945     668,451
*   Wesco Aircraft Holdings, Inc......................... 25,443     304,044
*   WESCO International, Inc............................. 13,228     806,908
#*  Willdan Group, Inc...................................    527      14,693
*   Willis Lease Finance Corp............................  2,293      71,587
                                                                 -----------
TOTAL INDUSTRIALS........................................         79,572,026
                                                                 -----------
INFORMATION TECHNOLOGY -- (10.3%)
*   ACI Worldwide, Inc...................................  1,300      33,592
*   Acxiom Corp.......................................... 30,480   1,235,659
*   ADDvantage Technologies Group, Inc...................  1,399       2,029
    ADTRAN, Inc.......................................... 26,855     436,394
*   Agilysys, Inc........................................  5,609      92,268
#*  Airgain, Inc.........................................  1,645      16,351
*   Alpha & Omega Semiconductor, Ltd.....................  5,883      78,597
*   Amkor Technology, Inc................................ 81,248     705,233
*   Amtech Systems, Inc..................................  6,555      37,101
*   Anixter International, Inc........................... 10,348     754,369
*   ARRIS International P.L.C............................ 39,772   1,004,641
*   Arrow Electronics, Inc............................... 33,966   2,575,981
    AstroNova, Inc.......................................  1,475      26,698
*   Aviat Networks, Inc..................................  1,600      24,400
    Avnet, Inc........................................... 46,812   2,052,706
    AVX Corp............................................. 32,191     668,929
*   Aware, Inc...........................................  4,272      16,020
*   Axcelis Technologies, Inc............................  9,046     199,012
#*  AXT, Inc............................................. 15,993     120,747
    Bel Fuse, Inc., Class B..............................  3,659      82,328
#   Belden, Inc..........................................  5,694     368,686
    Benchmark Electronics, Inc...........................  9,349     226,246
#   Black Box Corp.......................................  6,583       9,019
#*  BroadVision, Inc.....................................  1,325       2,650
    Brooks Automation, Inc............................... 13,745     420,322
*   BSQUARE Corp.........................................  2,065       4,750
*   CACI International, Inc., Class A....................  4,175     731,460
*   Calix, Inc........................................... 14,209     100,173
*   Cardtronics P.L.C., Class A.......................... 10,785     273,076
#*  Cars.com, Inc........................................ 16,027     454,686

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
INFORMATION TECHNOLOGY -- (Continued)
    Cass Information Systems, Inc........................    519 $   34,955
*   CEVA, Inc............................................    333     10,023
*   Ciena Corp...........................................  8,389    213,081
*   Cirrus Logic, Inc....................................  7,976    345,042
*   Clearfield, Inc......................................  1,200     15,540
#*  Coherent, Inc........................................    203     32,086
    Cohu, Inc............................................  8,677    218,487
    Communications Systems, Inc..........................  2,300      8,303
*   Computer Task Group, Inc.............................  3,954     23,803
    Comtech Telecommunications Corp......................  7,920    266,112
    Convergys Corp....................................... 22,833    561,692
*   Cray, Inc............................................  8,590    214,320
#*  Cree, Inc............................................ 16,948    799,098
    CSP, Inc.............................................     66        713
    CTS Corp.............................................  8,123    283,493
#*  CyberOptics Corp.....................................  2,716     50,925
    Daktronics, Inc...................................... 12,960    111,326
*   DHI Group, Inc....................................... 19,403     40,746
*   Digi International, Inc..............................  9,527    128,615
*   Diodes, Inc.......................................... 12,034    447,183
*   DSP Group, Inc.......................................  3,572     44,650
*   EchoStar Corp., Class A.............................. 12,908    580,731
*   Edgewater Technology, Inc............................  3,967     20,311
#*  Electro Scientific Industries, Inc...................  7,444    134,215
*   Electronics For Imaging, Inc......................... 10,573    360,751
*   EMCORE Corp..........................................  3,590     18,130
*   ePlus, Inc...........................................  2,040    201,246
*   Evolving Systems, Inc................................  2,454      6,380
*   Fabrinet.............................................  8,009    313,312
*   FARO Technologies, Inc...............................  4,010    261,051
#*  Finisar Corp......................................... 28,108    473,620
*   First Solar, Inc..................................... 14,395    753,578
#*  Fitbit, Inc., Class A................................ 22,886    135,714
*   Flex, Ltd............................................ 37,537    524,017
*   FormFactor, Inc...................................... 14,214    184,071
*   Frequency Electronics, Inc...........................  2,659     22,070
*   GSI Technology, Inc..................................  4,816     32,990
#*  Harmonic, Inc........................................ 31,893    146,708
#*  Ichor Holdings, Ltd..................................  1,261     26,481
*   II-VI, Inc........................................... 15,571    610,383
*   Infinera Corp........................................ 21,463    178,572
*   Insight Enterprises, Inc.............................  8,734    439,058
    InterDigital, Inc....................................  3,600    296,820
*   inTEST Corp..........................................  4,410     31,973
*   Intevac, Inc.........................................  7,564     35,551
    Jabil, Inc........................................... 41,431  1,167,111
*   KEMET Corp...........................................  7,124    185,153
*   Key Tronic Corp......................................  2,718     21,961
*   Kimball Electronics, Inc.............................  9,720    197,802
*   Knowles Corp......................................... 24,185    419,852
    Kulicke & Soffa Industries, Inc...................... 12,487    329,157
*   KVH Industries, Inc..................................  3,206     39,754
#*  LightPath Technologies, Inc., Class A................  1,873      4,458
*   Limelight Networks, Inc..............................  6,585     29,369
*   Liquidity Services, Inc..............................  8,718     61,462
    LogMeIn, Inc.........................................  5,647    457,689
#*  MACOM Technology Solutions Holdings, Inc.............  4,928    102,650
    ManTech International Corp., Class A.................  6,874    411,409
    Marchex, Inc., Class B...............................  9,439     28,789

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES  VALUE+
                                                          ------ --------
INFORMATION TECHNOLOGY -- (Continued)
*   MaxLinear, Inc.......................................  3,779 $ 65,414
#*  Meet Group, Inc.(The)................................ 25,341  102,884
    Methode Electronics, Inc.............................  4,969  195,033
*   MicroStrategy, Inc., Class A.........................  1,004  130,671
    MKS Instruments, Inc.................................  7,498  707,061
    Monotype Imaging Holdings, Inc.......................  3,365   69,487
    MTS Systems Corp.....................................  2,568  140,020
*   Nanometrics, Inc.....................................  5,858  220,612
*   Napco Security Technologies, Inc.....................  1,772   27,998
#*  NeoPhotonics Corp.................................... 13,287   84,638
*   NETGEAR, Inc.........................................  7,554  497,431
*   NetScout Systems, Inc................................ 19,624  525,923
    Network-1 Technologies, Inc..........................  3,000    8,400
*   OneSpan, Inc.........................................  7,254  118,240
*   Optical Cable Corp...................................  1,600    6,080
*   OSI Systems, Inc.....................................  3,974  316,966
#*  PAR Technology Corp..................................  4,662   87,086
    Park Electrochemical Corp............................  5,863  129,631
    PC Connection, Inc...................................  6,934  234,716
*   PCM, Inc.............................................  4,296   94,942
    PC-Tel, Inc..........................................  4,282   26,506
#*  PDF Solutions, Inc...................................  7,095   74,498
*   Perficient, Inc......................................  9,552  251,409
*   Photronics, Inc...................................... 18,041  162,369
*   Plexus Corp..........................................  8,395  498,831
*   PRGX Global, Inc.....................................  2,300   20,815
*   QuinStreet, Inc......................................  3,508   46,516
*   Rambus, Inc.......................................... 23,438  289,694
*   RealNetworks, Inc....................................  5,224   18,754
    RF Industries, Ltd...................................    681    6,776
*   Ribbon Communications, Inc........................... 12,578   85,342
    Richardson Electronics, Ltd..........................  3,224   29,532
*   Rogers Corp..........................................  4,023  468,961
*   Rubicon Project, Inc. (The).......................... 13,046   37,572
*   Rudolph Technologies, Inc............................  8,606  246,132
*   Sanmina Corp......................................... 20,163  586,743
*   ScanSource, Inc......................................  6,350  261,937
*   Seachange International, Inc......................... 13,521   41,374
*   Sigma Designs, Inc................................... 10,655   64,463
*   SMTC Corp............................................  1,377    3,415
#*  SolarEdge Technologies, Inc..........................  1,237   65,870
*   StarTek, Inc.........................................  2,093   16,074
*   Steel Connect, Inc................................... 11,199   23,742
#*  Stratasys, Ltd.......................................  9,275  180,120
#*  Super Micro Computer, Inc............................ 12,744  281,642
*   Sykes Enterprises, Inc............................... 10,441  309,680
#*  Synaptics, Inc.......................................  5,828  292,041
*   Synchronoss Technologies, Inc........................  8,428   35,650
    SYNNEX Corp..........................................  7,865  758,737
*   Tech Data Corp.......................................  8,411  701,562
*   TechTarget, Inc......................................  5,830  165,689
*   Telaria, Inc.........................................    780    2,909
    TESSCO Technologies, Inc.............................  3,407   63,200
    TiVo Corp............................................ 35,879  435,930
*   TTM Technologies, Inc................................ 26,524  460,457
*   Ultra Clean Holdings, Inc............................ 11,190  150,170
*   Veeco Instruments, Inc............................... 12,842  188,135
*   VeriFone Systems, Inc................................ 11,013  252,198
*   Verint Systems, Inc.................................. 11,667  523,848

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
*   Viavi Solutions, Inc.................................  27,265 $   275,922
*   Virtusa Corp.........................................   5,748     303,667
    Vishay Intertechnology, Inc..........................  34,468     861,700
*   Vishay Precision Group, Inc..........................   2,563     102,264
*   Xcerra Corp..........................................  19,154     272,753
    Xerox Corp...........................................  36,334     943,594
*   XO Group, Inc........................................   5,511     155,300
    Xperi Corp...........................................   5,598      93,207
                                                                  -----------
TOTAL INFORMATION TECHNOLOGY.............................          40,749,598
                                                                  -----------
MATERIALS -- (5.5%)
*   AdvanSix, Inc........................................   1,133      45,853
*   AgroFresh Solutions, Inc.............................  10,796      76,760
*   Alcoa Corp...........................................  12,857     556,322
#*  Allegheny Technologies, Inc..........................  14,220     395,316
    American Vanguard Corp...............................   9,936     215,611
*   Ampco-Pittsburgh Corp................................   4,848      51,146
    Ashland Global Holdings, Inc.........................  13,288   1,091,078
    Boise Cascade Co.....................................   9,960     430,770
    Carpenter Technology Corp............................  13,131     719,185
*   Century Aluminum Co..................................   4,208      53,904
*   Clearwater Paper Corp................................   4,361      98,559
*   Coeur Mining, Inc....................................  32,834     229,838
    Commercial Metals Co.................................  13,305     297,234
    Core Molding Technologies, Inc.......................   2,490      33,491
    Domtar Corp..........................................  12,467     601,159
    Ferroglobe P.L.C.....................................   8,682      70,758
#*  Flotek Industries, Inc...............................  15,915      49,337
    Friedman Industries, Inc.............................   1,905      19,793
    FutureFuel Corp......................................  14,713     202,451
    Gold Resource Corp...................................   7,937      51,987
    Graphic Packaging Holding Co.........................   3,069      44,593
    Greif, Inc., Class A.................................   6,268     341,293
    Greif, Inc., Class B.................................   1,431      82,783
    Hawkins, Inc.........................................   2,704     100,859
    Haynes International, Inc............................   3,948     167,632
    HB Fuller Co.........................................  10,074     570,994
    Hecla Mining Co...................................... 130,656     418,099
    Huntsman Corp........................................  21,707     727,836
    Innophos Holdings, Inc...............................   4,390     198,340
    Innospec, Inc........................................   6,121     495,495
*   Intrepid Potash, Inc.................................  31,876     136,111
    KapStone Paper and Packaging Corp....................  22,203     772,220
    KMG Chemicals, Inc...................................   3,863     277,363
*   Kraton Corp..........................................   7,897     379,767
    Kronos Worldwide, Inc................................   2,402      54,621
    Louisiana-Pacific Corp...............................  24,028     646,834
#*  LSB Industries, Inc..................................   3,651      23,987
    Materion Corp........................................   6,626     415,450
    Mercer International, Inc............................  16,859     302,619
    Minerals Technologies, Inc...........................   7,929     599,432
    Nexa Resources SA....................................     968      12,981
    Olin Corp............................................  20,511     605,280
    Olympic Steel, Inc...................................   3,793      83,863
*   Owens-Illinois, Inc..................................  12,535     234,154
    PH Glatfelter Co.....................................  10,635     174,095
*   Platform Specialty Products Corp.....................  63,028     779,026
*   PQ Group Holdings, Inc...............................   2,116      38,130
    Rayonier Advanced Materials, Inc.....................   3,916      70,645

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------ ------------
MATERIALS -- (Continued)
    Reliance Steel & Aluminum Co......................... 21,094 $  1,902,679
*   Resolute Forest Products, Inc........................ 21,514      218,367
    Schnitzer Steel Industries, Inc., Class A............  8,293      273,254
    Schweitzer-Mauduit International, Inc................  7,750      321,547
    Sonoco Products Co................................... 13,416      748,881
    Stepan Co............................................  5,683      497,717
*   Summit Materials, Inc., Class A...................... 12,664      317,866
*   SunCoke Energy, Inc.................................. 19,275      219,928
    Synalloy Corp........................................    842       18,187
#*  TimkenSteel Corp..................................... 17,420      242,138
*   Trecora Resources....................................  3,192       47,880
    Tredegar Corp........................................  6,533      170,185
    Tronox, Ltd., Class A................................ 16,399      302,562
*   UFP Technologies, Inc................................  1,242       40,613
    United States Lime & Minerals, Inc...................    941       73,116
#   United States Steel Corp............................. 33,986    1,238,110
*   Universal Stainless & Alloy Products, Inc............  2,690       80,458
#*  US Concrete, Inc.....................................    782       39,491
*   Verso Corp., Class A.................................  7,342      153,228
    Worthington Industries, Inc.......................... 13,166      616,432
                                                                 ------------
TOTAL MATERIALS..........................................          21,567,693
                                                                 ------------
REAL ESTATE -- (0.6%)
    Alexander & Baldwin, Inc.............................  8,223      196,941
    Consolidated-Tomoka Land Co..........................  1,012       66,296
*   CorePoint Lodging, Inc...............................  4,177      105,511
#*  Forestar Group, Inc..................................  1,413       32,075
*   FRP Holdings, Inc....................................    768       49,920
*   Howard Hughes Corp. (The)............................  3,513      476,187
    Jones Lang LaSalle, Inc..............................    325       55,578
    Kennedy-Wilson Holdings, Inc......................... 24,251      506,846
*   Rafael Holdings, Inc., Class B.......................  5,162       46,974
    RE/MAX Holdings, Inc., Class A.......................  3,415      173,482
#   Realogy Holdings Corp................................ 27,392      599,063
#*  St Joe Co. (The).....................................  4,421       78,031
*   Stratus Properties, Inc..............................    650       20,020
*   Tejon Ranch Co.......................................  6,257      146,414
                                                                 ------------
TOTAL REAL ESTATE........................................           2,553,338
                                                                 ------------
TELECOMMUNICATIONS SERVICES -- (0.4%)
    ATN International, Inc...............................  4,526      289,121
*   Cincinnati Bell, Inc.................................    420        5,607
#   Consolidated Communications Holdings, Inc............ 12,809      163,187
#   Frontier Communications Corp......................... 15,962       83,321
#*  Iridium Communications, Inc.......................... 10,366      179,332
    Spok Holdings, Inc...................................  6,453       93,568
    Telephone & Data Systems, Inc........................ 23,909      603,702
*   United States Cellular Corp..........................  6,363      218,633
                                                                 ------------
TOTAL TELECOMMUNICATIONS SERVICES........................           1,636,471
                                                                 ------------
UTILITIES -- (0.1%)
    Consolidated Water Co., Ltd..........................  1,597       22,438
    Ormat Technologies, Inc..............................  9,366      508,105
                                                                 ------------
TOTAL UTILITIES..........................................             530,543
                                                                 ------------
TOTAL COMMON STOCKS......................................         374,467,183
                                                                 ------------

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES      VALUE+
                                                            --------- ------------
RIGHTS/WARRANTS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
*>>   Media General, Inc. Contingent Value Rights..........    11,816 $      1,182
                                                                      ------------
INFORMATION TECHNOLOGY -- (0.0%)
*>>   SMTC Corp. Rights....................................       459          105
                                                                      ------------
TOTAL RIGHTS/WARRANTS......................................                  1,287
                                                                      ------------
TOTAL INVESTMENT SECURITIES................................            374,468,470
                                                                      ------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional U.S. Government Money
        Market Fund, 1.830%................................ 2,368,667    2,368,666
                                                                      ------------
SECURITIES LENDING COLLATERAL -- (4.8%)
@(S)  DFA Short Term Investment Fund....................... 1,647,239   19,060,207
                                                                      ------------
TOTAL INVESTMENTS -- (100.0%)
      (Cost $336,329,006)^^................................           $395,897,343
                                                                      ============

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                 ------------ ----------- ------- ------------
 Common Stocks
    Consumer Discretionary...... $ 51,823,691          --   --    $ 51,823,691
    Consumer Staples............   11,982,135          --   --      11,982,135
    Energy......................   39,040,431          --   --      39,040,431
    Financials..................  103,321,435 $     6,660   --     103,328,095
    Healthcare..................   21,683,162          --   --      21,683,162
    Industrials.................   79,572,026          --   --      79,572,026
    Information Technology......   40,749,598          --   --      40,749,598
    Materials...................   21,567,693          --   --      21,567,693
    Real Estate.................    2,553,338          --   --       2,553,338
    Telecommunications Services.    1,636,471          --   --       1,636,471
    Utilities...................      530,543          --   --         530,543
 Rights/Warrants
    Consumer Discretionary......           --       1,182   --           1,182
    Information Technology......           --         105   --             105
 Temporary Cash Investments.....    2,368,666          --   --       2,368,666
 Securities Lending Collateral..           --  19,060,207   --      19,060,207
                                 ------------ -----------   --    ------------
 TOTAL.......................... $376,829,189 $19,068,154   --    $395,897,343
                                 ============ ===========   ==    ============

                         VA U.S. LARGE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                          SHARES    VALUE+
                                                          ------- ----------
COMMON STOCKS -- (99.3%)
CONSUMER DISCRETIONARY -- (10.9%)
#   Adient P.L.C.........................................   5,199 $  247,628
    Advance Auto Parts, Inc..............................   4,728    667,735
    Altice USA, Inc., Class A............................   3,909     66,961
#   Autoliv, Inc.........................................   6,304    645,908
#*  AutoNation, Inc......................................   6,469    313,941
    BorgWarner, Inc......................................  20,653    950,451
    Carnival Corp........................................  24,422  1,446,759
*   Charter Communications, Inc., Class A................  13,352  4,066,752
    Comcast Corp., Class A............................... 278,484  9,964,158
*   Discovery, Inc., Class C.............................  17,205    422,383
#*  Discovery, Inc., Class A.............................  16,354    434,689
*   Dollar Tree, Inc.....................................   9,952    908,419
    DR Horton, Inc.......................................  48,204  2,106,515
    Foot Locker, Inc.....................................   9,583    467,746
    Ford Motor Co........................................ 250,537  2,515,391
    Garmin, Ltd..........................................  12,206    762,265
    General Motors Co....................................  89,460  3,391,429
    Gentex Corp..........................................  27,109    628,929
    Goodyear Tire & Rubber Co. (The).....................  25,015    605,613
    Hyatt Hotels Corp., Class A..........................   2,188    171,167
    International Game Technology P.L.C..................   4,059    102,612
    Kohl's Corp..........................................  24,910  1,840,102
    Lear Corp............................................   6,060  1,091,588
    Lennar Corp., Class A................................  20,182  1,054,913
    Lennar Corp., Class B................................     607     26,222
*   Liberty Broadband Corp., Class C.....................   3,821    303,655
*   Liberty Broadband Corp., Class A.....................     600     47,604
#*  Liberty Media Corp.-Liberty Braves, Class C..........     690     17,781
#*  Liberty Media Corp.-Liberty Braves, Class A..........     214      5,500
*   Liberty Media Corp.-Liberty Formula One, Class C.....   1,727     60,877
#*  Liberty Media Corp.-Liberty Formula One, Class A.....     535     17,928
*   Liberty Media Corp.-Liberty SiriusXM, Class C........   6,909    326,312
*   Liberty Media Corp.-Liberty SiriusXM, Class A........   2,140    100,880
    Lions Gate Entertainment Corp., Class A..............     394      9,397
    Lions Gate Entertainment Corp., Class B..............   1,791     40,960
*   LKQ Corp.............................................  22,046    738,982
    Macy's, Inc..........................................  36,796  1,461,905
*   Madison Square Garden Co. (The), Class A.............     622    194,176
    MGM Resorts International............................  32,476  1,018,772
*   Mohawk Industries, Inc...............................   9,865  1,858,171
    Newell Brands, Inc...................................  10,577    277,012
    News Corp., Class A..................................  10,744    161,912
    News Corp., Class B..................................   6,265     95,854
*   Norwegian Cruise Line Holdings, Ltd..................  26,812  1,341,404
    PulteGroup, Inc......................................  39,397  1,122,421
    PVH Corp.............................................   7,458  1,144,952
*   Qurate Retail, Inc...................................  46,141    982,342
    Ralph Lauren Corp....................................   5,787    781,129
    Royal Caribbean Cruises, Ltd.........................  17,135  1,932,143
    Target Corp..........................................  16,562  1,336,222
    Toll Brothers, Inc...................................   5,980    210,855
#*  Veoneer, Inc.........................................   6,304    329,699
    Viacom, Inc., Class B................................  27,323    793,733

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                         SHARES    VALUE+
                                                         ------- -----------
    CONSUMER DISCRETIONARY -- (Continued)
        Whirlpool Corp..................................   7,935 $ 1,040,278
                                                                 -----------
    TOTAL CONSUMER DISCRETIONARY........................          52,653,132
                                                                 -----------
    CONSUMER STAPLES -- (4.7%)
        Archer-Daniels-Midland Co.......................  20,188     974,273
        Bunge, Ltd......................................   9,355     646,711
        Coty, Inc., Class A.............................  11,459     153,665
        Ingredion, Inc..................................   1,763     178,592
        JM Smucker Co. (The)............................  13,623   1,513,788
        Kraft Heinz Co. (The)...........................  13,469     811,507
        Kroger Co. (The)................................  31,514     913,906
        Molson Coors Brewing Co., Class B...............  23,693   1,587,431
        Mondelez International, Inc., Class A...........  60,687   2,632,602
        Pinnacle Foods, Inc.............................   6,537     434,188
    #*  Post Holdings, Inc..............................   6,680     578,221
        Seaboard Corp...................................      12      43,656
        Tyson Foods, Inc., Class A......................  23,525   1,356,216
    *   US Foods Holding Corp...........................  20,060     678,229
        Walgreens Boots Alliance, Inc...................  52,067   3,520,771
        Walmart, Inc....................................  76,563   6,831,716
                                                                 -----------
    TOTAL CONSUMER STAPLES..............................          22,855,472
                                                                 -----------
    ENERGY -- (14.9%)
        Anadarko Petroleum Corp.........................  17,151   1,254,596
        Andeavor........................................  20,289   3,044,567
    #*  Antero Resources Corp...........................   7,032     144,437
        Apache Corp.....................................  36,776   1,691,696
    *   Apergy Corp.....................................   5,420     222,220
        Baker Hughes a GE Co............................  14,996     518,562
    #*  Centennial Resource Development, Inc., Class A..   2,900      52,084
        Chevron Corp....................................  94,587  11,943,500
    *   Concho Resources, Inc...........................  12,560   1,831,876
        ConocoPhillips..................................  48,680   3,513,236
        Devon Energy Corp...............................  41,038   1,847,120
        Diamondback Energy, Inc.........................   5,580     736,281
        Exxon Mobil Corp................................ 215,921  17,599,721
        Helmerich & Payne, Inc..........................   6,825     418,714
        Hess Corp.......................................  14,260     935,884
        HollyFrontier Corp..............................  21,775   1,623,979
        Kinder Morgan, Inc.............................. 128,290   2,280,996
        Marathon Oil Corp...............................  78,369   1,655,153
        Marathon Petroleum Corp.........................  31,835   2,573,223
        Murphy Oil Corp.................................  14,637     486,827
        National Oilwell Varco, Inc.....................  19,350     940,797
        Noble Energy, Inc...............................  41,057   1,481,747
        Occidental Petroleum Corp.......................  42,847   3,596,149
    *   Parsley Energy, Inc., Class A...................   1,986      62,420
        PBF Energy, Inc., Class A.......................   4,800     224,160
        Peabody Energy Corp.............................   8,456     359,295
        Phillips 66.....................................  13,452   1,659,170
        Pioneer Natural Resources Co....................   4,222     799,098
        Schlumberger, Ltd...............................  29,353   1,981,915
        Targa Resources Corp............................  14,051     717,585
        TechnipFMC P.L.C................................  22,952     747,088
    #*  Transocean, Ltd.................................   2,800      36,036
        Valero Energy Corp..............................  32,170   3,807,319
        Williams Cos., Inc. (The).......................  31,899     948,995

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
ENERGY -- (Continued)
*   WPX Energy, Inc......................................   3,900 $    73,203
                                                                  -----------
TOTAL ENERGY.............................................          71,809,649
                                                                  -----------
FINANCIALS -- (24.6%)
    Aflac, Inc...........................................  42,650   1,984,931
    Alleghany Corp.......................................     521     327,850
    Allstate Corp. (The).................................  12,924   1,229,331
    Ally Financial, Inc..................................  51,633   1,381,699
    American Financial Group, Inc........................   5,612     632,416
    American International Group, Inc....................  26,466   1,461,188
*   Arch Capital Group, Ltd..............................  11,751     359,111
    Assurant, Inc........................................   3,963     437,119
*   Athene Holding, Ltd., Class A........................   6,508     298,522
    Axis Capital Holdings, Ltd...........................   1,673      94,625
    Bank of America Corp................................. 412,263  12,730,681
    Bank of New York Mellon Corp. (The)..................  62,976   3,367,327
    BB&T Corp............................................  31,669   1,609,102
*   Berkshire Hathaway, Inc., Class B....................  32,269   6,385,067
*   Brighthouse Financial, Inc...........................   2,289      99,411
    Capital One Financial Corp...........................  32,307   3,047,196
    Chubb, Ltd...........................................   8,870   1,239,316
    Cincinnati Financial Corp............................   2,242     169,562
    CIT Group, Inc.......................................   8,140     430,850
    Citigroup, Inc....................................... 119,771   8,610,337
    Citizens Financial Group, Inc........................  14,080     560,102
    CNA Financial Corp...................................   3,404     159,239
    Everest Re Group, Ltd................................   2,530     552,426
    Fifth Third Bancorp..................................  64,101   1,896,749
    First American Financial Corp........................   2,900     162,400
    Goldman Sachs Group, Inc. (The)......................  24,872   5,905,359
    Hartford Financial Services Group, Inc. (The)........  39,107   2,060,939
    Huntington Bancshares, Inc...........................  85,508   1,320,244
    Invesco, Ltd.........................................  12,680     342,233
    Janus Henderson Group P.L.C..........................   3,700     120,435
    Jefferies Financial Group, Inc.......................   6,961     168,804
    JPMorgan Chase & Co.................................. 145,750  16,753,963
    KeyCorp..............................................  39,427     822,842
    Lincoln National Corp................................  11,260     766,806
    Loews Corp...........................................  17,112     868,947
    M&T Bank Corp........................................   1,901     329,538
    MetLife, Inc.........................................  25,180   1,151,733
    Morgan Stanley.......................................  91,268   4,614,510
#   New York Community Bancorp, Inc......................  21,486     231,404
    Old Republic International Corp......................  13,666     291,222
    PacWest Bancorp......................................   6,151     308,903
    People's United Financial, Inc.......................   8,409     153,296
    Pinnacle Financial Partners, Inc.....................   1,634     102,125
    PNC Financial Services Group, Inc. (The).............  19,399   2,809,557
    Principal Financial Group, Inc.......................  25,214   1,464,429
    Prosperity Bancshares, Inc...........................   2,167     152,015
    Prudential Financial, Inc............................  13,537   1,366,019
    Regions Financial Corp...............................  97,923   1,822,347
    Reinsurance Group of America, Inc....................   4,352     615,808
    RenaissanceRe Holdings, Ltd..........................   2,550     336,218
    Santander Consumer USA Holdings, Inc.................  14,288     274,901
    State Street Corp....................................   3,710     327,630
    Sterling Bancorp.....................................   2,500      55,500
    SunTrust Banks, Inc..................................  20,607   1,485,147
    Travelers Cos., Inc. (The)...........................  17,527   2,280,964

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
FINANCIALS -- (Continued)
    Unum Group...........................................  18,168 $    721,815
    Voya Financial, Inc..................................   6,430      324,844
    Wells Fargo & Co..................................... 308,845   17,693,730
    WR Berkley Corp......................................   5,696      431,814
    XL Group, Ltd........................................  13,379      752,301
    Zions Bancorporation.................................  13,630      704,671
                                                                  ------------
TOTAL FINANCIALS.........................................          119,159,570
                                                                  ------------
HEALTHCARE -- (14.9%)
    Abbott Laboratories..................................  57,952    3,798,174
    Aetna, Inc...........................................  21,525    4,055,095
    Allergan P.L.C.......................................   6,955    1,280,346
    Anthem, Inc..........................................  19,167    4,849,251
*   Bio-Rad Laboratories, Inc., Class A..................     401      122,967
    Cardinal Health, Inc.................................   2,360      117,882
*   Centene Corp.........................................  20,648    2,691,054
    Cigna Corp...........................................   6,975    1,251,454
    CVS Health Corp......................................  71,350    4,627,761
    Danaher Corp.........................................  30,352    3,113,508
*   DaVita, Inc..........................................  17,622    1,238,474
    DENTSPLY SIRONA, Inc.................................   5,350      257,389
*   Express Scripts Holding Co...........................  37,088    2,947,012
    Humana, Inc..........................................   8,868    2,786,148
*   IQVIA Holdings, Inc..................................  11,613    1,416,089
*   Laboratory Corp. of America Holdings.................  12,237    2,145,636
    McKesson Corp........................................  10,191    1,279,990
*   MEDNAX, Inc..........................................   5,695      243,689
    Medtronic P.L.C......................................  68,431    6,174,529
*   Mylan NV.............................................  42,497    1,585,563
    PerkinElmer, Inc.....................................     200       15,836
    Perrigo Co. P.L.C....................................   8,650      696,498
    Pfizer, Inc.......................................... 424,351   16,944,335
    Quest Diagnostics, Inc...............................  15,230    1,640,576
    STERIS P.L.C.........................................   3,874      443,457
    Thermo Fisher Scientific, Inc........................  16,736    3,925,094
*   United Therapeutics Corp.............................   3,563      437,928
    Universal Health Services, Inc., Class B.............   8,793    1,073,625
    Zimmer Biomet Holdings, Inc..........................   6,119      768,057
                                                                  ------------
TOTAL HEALTHCARE.........................................           71,927,417
                                                                  ------------
INDUSTRIALS -- (8.6%)
*   AECOM................................................   9,375      314,625
    AGCO Corp............................................   8,813      555,395
    Alaska Air Group, Inc................................   6,169      387,598
    AMERCO...............................................   1,048      395,180
    Arconic, Inc.........................................  31,892      691,737
    Carlisle Cos., Inc...................................   6,101      749,447
    Copa Holdings SA, Class A............................   1,392      135,497
    Cummins, Inc.........................................   1,986      283,621
    Curtiss-Wright Corp..................................   1,771      235,596
    Delta Air Lines, Inc.................................  45,864    2,495,919
    Dover Corp...........................................  10,840      899,503
    Eaton Corp. P.L.C....................................  28,728    2,389,308
    FedEx Corp...........................................   3,962      974,137
    Flowserve Corp.......................................   2,500      110,825
    Fluor Corp...........................................  15,095      773,619
    General Electric Co..................................  10,292      140,280
    Ingersoll-Rand P.L.C.................................  13,320    1,312,153

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
    Jacobs Engineering Group, Inc........................   6,798 $   459,749
*   JetBlue Airways Corp.................................  35,732     643,176
    Johnson Controls International P.L.C.................  33,348   1,250,884
    Kansas City Southern.................................  10,973   1,275,831
#   Knight-Swift Transportation Holdings, Inc............   4,400     143,220
    L3 Technologies, Inc.................................   6,130   1,314,517
    ManpowerGroup, Inc...................................   7,464     696,093
    Nielsen Holdings P.L.C...............................  25,763     606,976
    Norfolk Southern Corp................................  19,191   3,243,279
*   nVent Electric P.L.C.................................  18,871     517,065
    Oshkosh Corp.........................................   7,131     536,608
    Owens Corning........................................  13,548     842,957
    PACCAR, Inc..........................................  15,231   1,000,981
    Pentair P.L.C........................................  20,773     927,514
*   Quanta Services, Inc.................................  13,088     445,908
    Republic Services, Inc...............................  28,633   2,075,320
    Snap-on, Inc.........................................   3,263     553,372
    Southwest Airlines Co................................  29,205   1,698,563
    Stanley Black & Decker, Inc..........................  14,134   2,112,609
*   Stericycle, Inc......................................   2,878     201,057
*   Teledyne Technologies, Inc...........................     412      90,401
    Textron, Inc.........................................  32,300   2,205,121
    Trinity Industries, Inc..............................   4,728     180,137
*   United Continental Holdings, Inc.....................  30,813   2,477,365
    United Technologies Corp.............................   7,740   1,050,628
*   USG Corp.............................................   5,422     234,339
#   Wabtec Corp..........................................   4,613     508,906
#*  XPO Logistics, Inc...................................  12,863   1,282,698
                                                                  -----------
TOTAL INDUSTRIALS........................................          41,419,714
                                                                  -----------
INFORMATION TECHNOLOGY -- (11.6%)
*   Akamai Technologies, Inc.............................   1,808     136,070
    Amdocs, Ltd..........................................   9,343     631,400
*   ARRIS International P.L.C............................  11,357     286,878
*   Arrow Electronics, Inc...............................   9,344     708,649
    Avnet, Inc...........................................   7,787     341,460
    Broadcom, Inc........................................     288      63,870
    CA, Inc..............................................  51,590   2,280,794
    Cisco Systems, Inc................................... 217,277   9,188,644
    Corning, Inc.........................................  55,013   1,825,331
    Cypress Semiconductor Corp...........................   1,600      28,496
*   Dell Technologies, Inc., Class V.....................   6,610     611,557
    Dolby Laboratories, Inc., Class A....................     858      55,298
    DXC Technology Co....................................  15,555   1,318,131
*   EchoStar Corp., Class A..............................     688      30,953
    Fidelity National Information Services, Inc..........  20,027   2,065,384
*   First Solar, Inc.....................................   2,021     105,799
*   Flex, Ltd............................................  27,933     389,945
    FLIR Systems, Inc....................................   3,183     186,524
    Hewlett Packard Enterprise Co........................ 106,724   1,647,819
    HP, Inc.............................................. 106,724   2,463,190
    Intel Corp........................................... 353,750  17,015,375
    Jabil, Inc...........................................  15,856     446,663
    Juniper Networks, Inc................................  44,380   1,168,969
    Lam Research Corp....................................   4,526     862,837
    Leidos Holdings, Inc.................................  16,325   1,116,956
    LogMeIn, Inc.........................................     896      72,621
    Marvell Technology Group, Ltd........................  17,533     373,628
*   Micron Technology, Inc...............................  79,972   4,221,722

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
    MKS Instruments, Inc.................................   2,848 $   268,566
*   ON Semiconductor Corp................................   6,872     151,528
    Perspecta, Inc.......................................   5,534     120,088
*   Qorvo, Inc...........................................   8,700     711,312
    QUALCOMM, Inc........................................  21,224   1,360,246
    SS&C Technologies Holdings, Inc......................   2,313     122,751
    SYNNEX Corp..........................................   2,500     241,175
*   Synopsys, Inc........................................     651      58,219
    TE Connectivity, Ltd.................................  12,283   1,149,320
    Western Digital Corp.................................  17,977   1,261,087
*   Worldpay, Inc., Class A..............................   5,700     468,483
    Xerox Corp...........................................  28,577     742,145
                                                                  -----------
TOTAL INFORMATION TECHNOLOGY.............................          56,299,883
                                                                  -----------
MATERIALS -- (4.6%)
    Air Products & Chemicals, Inc........................   3,276     537,821
#   Albemarle Corp.......................................   6,808     641,313
*   Alcoa Corp...........................................  16,263     703,700
    Ashland Global Holdings, Inc.........................   5,833     478,948
    Ball Corp............................................  10,479     408,367
    CF Industries Holdings, Inc..........................  24,955   1,108,501
    DowDuPont, Inc.......................................  44,769   3,078,764
    Eastman Chemical Co..................................  17,089   1,770,762
    Freeport-McMoRan, Inc................................  72,899   1,202,833
    Huntsman Corp........................................  15,318     513,612
    International Paper Co...............................   6,919     371,758
    Martin Marietta Materials, Inc.......................   2,381     474,819
    Mosaic Co. (The).....................................  21,306     641,524
    Newmont Mining Corp..................................  44,065   1,616,304
    Nucor Corp...........................................  42,059   2,815,009
    Olin Corp............................................  16,317     481,515
    Reliance Steel & Aluminum Co.........................   7,451     672,080
    Royal Gold, Inc......................................   2,190     185,296
    Sonoco Products Co...................................   1,490      83,172
    Steel Dynamics, Inc..................................  26,519   1,248,780
    United States Steel Corp.............................  19,641     715,521
    Valvoline, Inc.......................................  16,013     361,734
    Vulcan Materials Co..................................   4,721     528,752
    Westlake Chemical Corp...............................   5,517     591,533
    WestRock Co..........................................  17,163     995,111
                                                                  -----------
TOTAL MATERIALS..........................................          22,227,529
                                                                  -----------
REAL ESTATE -- (0.2%)
*   Howard Hughes Corp. (The)............................     145      19,655
    Jones Lang LaSalle, Inc..............................   4,758     813,665
                                                                  -----------
TOTAL REAL ESTATE........................................             833,320
                                                                  -----------
TELECOMMUNICATIONS SERVICES -- (4.1%)
    AT&T, Inc............................................ 530,391  16,956,600
    CenturyLink, Inc..................................... 100,001   1,877,019
#*  Sprint Corp..........................................  33,154     180,026
*   T-Mobile US, Inc.....................................  16,821   1,009,260
                                                                  -----------
TOTAL TELECOMMUNICATIONS SERVICES........................          20,022,905
                                                                  -----------
UTILITIES -- (0.2%)
    MDU Resources Group, Inc.............................   3,373      97,817
    NRG Energy, Inc......................................  17,305     548,049

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                            SHARES     VALUE+
                                                            ------- ------------
UTILITIES -- (Continued)
*     Vistra Energy Corp...................................  13,441 $    303,767
                                                                    ------------
TOTAL UTILITIES............................................              949,633
                                                                    ------------
TOTAL COMMON STOCKS........................................          480,158,224
                                                                    ------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional U.S. Government Money
        Market Fund, 1.830%................................ 686,949      686,948
                                                                    ------------
SECURITIES LENDING COLLATERAL -- (0.6%)
@(S)  DFA Short Term Investment Fund....................... 226,528    2,621,159
                                                                    ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $367,197,919)^^....................................         $483,466,331
                                                                    ============

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------
                                           LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                         ------------ ---------- ------- ------------
Common Stocks
   Consumer Discretionary............... $ 52,653,132         --   --    $ 52,653,132
   Consumer Staples.....................   22,855,472         --   --      22,855,472
   Energy...............................   71,809,649         --   --      71,809,649
   Financials...........................  119,159,570         --   --     119,159,570
   Healthcare...........................   71,927,417         --   --      71,927,417
   Industrials..........................   41,419,714         --   --      41,419,714
   Information Technology...............   56,299,883         --   --      56,299,883
   Materials............................   22,227,529         --   --      22,227,529
   Real Estate..........................      833,320         --   --         833,320
   Telecommunications Services..........   20,022,905         --   --      20,022,905
   Utilities............................      949,633         --   --         949,633
Temporary Cash Investments..............      686,948         --   --         686,948
Securities Lending Collateral...........           -- $2,621,159   --       2,621,159
                                         ------------ ----------   --    ------------
TOTAL................................... $480,845,172 $2,621,159   --    $483,466,331
                                         ============ ==========   ==    ============

                       VA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                          SHARES    VALUE>>
                                                          ------- -----------
COMMON STOCKS -- (92.7%)
AUSTRALIA -- (5.3%)
    AMP, Ltd.............................................  31,945 $    80,790
    Aurizon Holdings, Ltd................................  50,078     169,619
#   Australia & New Zealand Banking Group, Ltd........... 191,846   4,170,669
    Bank of Queensland, Ltd..............................  32,850     271,578
    Bendigo & Adelaide Bank, Ltd.........................  39,045     340,094
    BHP Billiton, Ltd....................................  28,326     739,777
    BlueScope Steel, Ltd.................................  59,149     777,210
    Boral, Ltd...........................................  47,514     234,813
    Crown Resorts, Ltd...................................   8,789      88,267
    Downer EDI, Ltd......................................  52,884     290,487
    Fortescue Metals Group, Ltd.......................... 200,252     651,328
#   Harvey Norman Holdings, Ltd..........................  57,544     151,967
    Incitec Pivot, Ltd................................... 126,093     355,527
    LendLease Group......................................  45,119     675,066
    National Australia Bank, Ltd.........................  46,444     977,890
    Newcrest Mining, Ltd.................................  49,567     796,297
    Oil Search, Ltd......................................  25,553     170,457
*   Origin Energy, Ltd...................................  69,282     502,692
    QBE Insurance Group, Ltd.............................  54,385     408,391
*   Santos, Ltd..........................................  88,053     417,087
    South32, Ltd......................................... 423,270   1,126,484
    Star Entertainment Grp, Ltd. (The)...................  68,502     252,739
    Suncorp Group, Ltd...................................  44,488     495,003
    Tabcorp Holdings, Ltd................................  70,332     244,278
    Whitehaven Coal, Ltd.................................  52,451     212,003
    Woodside Petroleum, Ltd..............................  61,218   1,640,851
                                                                  -----------
TOTAL AUSTRALIA..........................................          16,241,364
                                                                  -----------
AUSTRIA -- (0.1%)
    Raiffeisen Bank International AG.....................   7,277     242,653
    Verbund AG...........................................   1,266      49,915
                                                                  -----------
TOTAL AUSTRIA............................................             292,568
                                                                  -----------
BELGIUM -- (1.1%)
    Ageas................................................  12,339     661,793
    KBC Group NV.........................................  13,499   1,036,298
    Solvay SA............................................   6,973     955,305
    UCB SA...............................................   7,866     676,277
                                                                  -----------
TOTAL BELGIUM............................................           3,329,673
                                                                  -----------
CANADA -- (8.4%)
    ARC Resources, Ltd...................................  24,357     289,284
    Bank of Montreal.....................................  33,938   2,690,605
    Bank of Nova Scotia (The)............................  17,739   1,051,235
    Barrick Gold Corp....................................  16,756     187,802
    Barrick Gold Corp....................................  75,531     845,192
*   Bausch Health Cos., Inc..............................  28,055     609,916
    Cameco Corp..........................................  21,467     231,844
    Canadian Natural Resources, Ltd......................  38,318   1,403,971
    Cenovus Energy, Inc..................................  36,533     366,791
#   Crescent Point Energy Corp...........................  33,611     229,181
    Crescent Point Energy Corp...........................  15,573     106,052
    Empire Co., Ltd., Class A............................   9,466     195,163
    Enbridge Income Fund Holdings, Inc...................   6,500     162,794

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
CANADA -- (Continued)
    Encana Corp..........................................  24,706 $   340,910
    Encana Corp..........................................  53,381     717,441
    Fairfax Financial Holdings, Ltd......................   1,952   1,102,910
    First Quantum Minerals, Ltd..........................  28,330     441,876
#   Genworth MI Canada, Inc..............................   2,700      95,040
    Goldcorp, Inc........................................   4,000      49,998
    Goldcorp, Inc........................................  36,283     453,537
    Great-West Lifeco, Inc...............................   3,770      93,174
    Husky Energy, Inc....................................  35,261     599,590
*   IAMGOLD Corp.........................................  29,312     161,111
    Imperial Oil, Ltd....................................  10,251     350,174
    Industrial Alliance Insurance & Financial Services,
      Inc................................................  10,474     430,764
*   Kinross Gold Corp.................................... 117,484     424,472
    Linamar Corp.........................................   5,720     261,409
    Lundin Mining Corp...................................  68,620     379,801
    Magna International, Inc.............................  13,365     812,325
    Manulife Financial Corp..............................  12,426     230,782
    Manulife Financial Corp..............................  71,784   1,332,311
    Nutrien, Ltd.........................................   3,400     184,656
    Nutrien, Ltd.........................................  19,562   1,060,489
*   Seven Generations Energy, Ltd., Class A..............  14,917     170,401
    Sun Life Financial, Inc..............................   1,883      77,008
    Sun Life Financial, Inc..............................  23,043     942,228
    Suncor Energy, Inc...................................  57,131   2,405,838
    Suncor Energy, Inc...................................  44,260   1,865,116
    Teck Resources, Ltd., Class B........................  14,790     385,767
    Teck Resources, Ltd., Class B........................  37,769     983,127
    TMX Group, Ltd.......................................   2,600     167,211
    Tourmaline Oil Corp..................................  18,173     359,031
*   Turquoise Hill Resources, Ltd........................  38,520     106,897
#   Whitecap Resources, Inc..............................  32,500     214,610
    WSP Global, Inc......................................   2,853     162,164
    Yamana Gold, Inc.....................................  27,000      86,136
                                                                  -----------
TOTAL CANADA.............................................          25,818,134
                                                                  -----------
DENMARK -- (1.4%)
    AP Moller--Maersk A.S., Class A......................     139     187,032
    AP Moller--Maersk A.S., Class B......................     167     239,785
    Carlsberg A.S., Class B..............................   5,756     694,392
    Danske Bank A.S......................................  17,957     521,840
    DSV A.S..............................................   7,281     609,989
    H Lundbeck A.S.......................................   5,000     361,855
    ISS A.S..............................................  12,670     473,264
    Rockwool International A.S., Class A.................      30      10,728
    Rockwool International A.S., Class B.................     464     185,787
    Tryg A.S.............................................   2,628      64,329
    Vestas Wind Systems A.S..............................  14,104     910,126
*   William Demant Holding A.S...........................   3,835     183,306
                                                                  -----------
TOTAL DENMARK............................................           4,442,433
                                                                  -----------
FINLAND -- (1.0%)
    Fortum Oyj...........................................  24,893     625,387
    Nokia Oyj............................................ 164,058     890,450
    Stora Enso Oyj, Class R..............................  26,033     429,608
    UPM-Kymmene Oyj......................................  28,024     994,085
                                                                  -----------
TOTAL FINLAND............................................           2,939,530
                                                                  -----------

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
FRANCE -- (9.6%)
    AXA SA...............................................  58,603 $ 1,476,629
    BNP Paribas SA.......................................  55,790   3,619,086
    Bollore SA...........................................  61,353     285,247
    Bouygues SA..........................................  15,245     669,476
    Carrefour SA.........................................  44,722     801,811
    Cie de Saint-Gobain..................................  37,664   1,674,478
    Cie Generale des Etablissements Michelin SCA.........     813     104,403
    CNP Assurances.......................................  14,800     345,612
    Credit Agricole SA...................................  26,596     373,678
#   Electricite de France SA.............................  53,134     795,584
    Engie SA.............................................  73,586   1,188,307
    Natixis SA...........................................  58,157     417,185
    Orange SA............................................ 138,204   2,355,231
    Peugeot SA...........................................  69,936   2,008,699
    Renault SA...........................................  22,289   1,958,739
    Sanofi...............................................   4,861     422,889
    SCOR SE..............................................   6,163     239,764
    SES SA...............................................  13,379     267,265
    Societe Generale SA..................................  32,129   1,432,888
    Total SA............................................. 139,764   9,116,149
                                                                  -----------
TOTAL FRANCE.............................................          29,553,120
                                                                  -----------
GERMANY -- (7.0%)
    Allianz SE, Sponsored ADR............................  30,661     676,228
    Allianz SE...........................................     776     171,693
    Bayerische Motoren Werke AG..........................  25,906   2,504,600
*   Commerzbank AG.......................................  75,025     809,948
    Daimler AG...........................................  76,726   5,310,525
    Deutsche Bank AG.....................................  16,858     220,482
    Deutsche Bank AG.....................................  47,848     624,895
    Deutsche Lufthansa AG................................  31,541     884,959
    Deutsche Telekom AG.................................. 153,167   2,532,626
    Evonik Industries AG.................................  12,578     465,468
    Fraport AG Frankfurt Airport Services Worldwide......   3,242     323,639
*   Hapag-Lloyd AG.......................................     739      30,007
    HeidelbergCement AG..................................  12,623   1,072,145
*   Innogy SE............................................  13,841     595,053
    Linde AG.............................................   4,169   1,030,980
    METRO AG.............................................   9,164     113,169
    Muenchener Rueckversicherungs-Gesellschaft AG in
      Muenchen...........................................   4,320     957,291
    RWE AG...............................................  69,995   1,836,968
*   Talanx AG............................................   3,757     143,769
    Telefonica Deutschland Holding AG....................  53,503     234,317
    Uniper SE............................................  16,317     509,480
    Volkswagen AG........................................   2,814     485,528
    Wacker Chemie AG.....................................     847     123,152
                                                                  -----------
TOTAL GERMANY............................................          21,656,922
                                                                  -----------
HONG KONG -- (2.7%)
    BOC Aviation, Ltd....................................  11,700      73,695
    Cathay Pacific Airways, Ltd..........................  88,000     136,025
    CK Asset Holdings, Ltd...............................  53,000     405,899
    CK Hutchison Holdings, Ltd........................... 164,012   1,785,219
    Great Eagle Holdings, Ltd............................   4,000      19,635
    Guoco Group, Ltd.....................................   7,000     115,489
    Hang Lung Group, Ltd.................................  77,000     227,841
    Hang Lung Properties, Ltd............................  88,000     185,023
    Henderson Land Development Co., Ltd..................  39,050     218,115

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
HONG KONG -- (Continued)
    Kerry Properties, Ltd................................    57,000 $  289,148
#   Li & Fung, Ltd.......................................   390,000    132,253
    Melco International Development, Ltd.................    51,000    145,067
    MTR Corp., Ltd.......................................    61,054    342,685
    New World Development Co., Ltd.......................   403,842    575,839
    NWS Holdings, Ltd....................................   102,889    185,974
    Orient Overseas International, Ltd...................     5,500     57,845
    PCCW, Ltd............................................    53,000     30,951
    Shangri-La Asia, Ltd.................................    52,000     85,339
    Sino Land Co., Ltd...................................   193,095    331,964
    SJM Holdings, Ltd....................................   155,000    188,754
    Sun Hung Kai Properties, Ltd.........................    81,362  1,275,979
    Swire Pacific, Ltd., Class A.........................    51,500    559,329
    Swire Pacific, Ltd., Class B.........................    92,500    166,197
    Wharf Holdings, Ltd. (The)...........................    99,635    329,856
    Wheelock & Co., Ltd..................................    53,000    376,267
    Yue Yuen Industrial Holdings, Ltd....................    60,500    162,786
                                                                    ----------
TOTAL HONG KONG..........................................            8,403,174
                                                                    ----------
IRELAND -- (0.4%)
    AIB Group P.L.C......................................    10,099     57,877
    Bank of Ireland Group P.L.C..........................    51,270    440,022
    CRH P.L.C., Sponsored ADR............................    12,141    416,315
    Paddy Power Betfair P.L.C............................     2,507    273,418
                                                                    ----------
TOTAL IRELAND............................................            1,187,632
                                                                    ----------
ISRAEL -- (0.4%)
    Bank Hapoalim BM.....................................    51,666    365,396
    Bank Leumi Le-Israel BM..............................    51,608    323,442
    First International Bank Of Israel, Ltd..............     2,452     52,757
    Teva Pharmaceutical Industries, Ltd., Sponsored ADR..    18,686    447,343
                                                                    ----------
TOTAL ISRAEL.............................................            1,188,938
                                                                    ----------
ITALY -- (1.9%)
    Assicurazioni Generali SpA...........................    25,627    454,444
    Eni SpA..............................................    12,744    245,303
*   Fiat Chrysler Automobiles NV.........................    64,266  1,095,814
    Intesa Sanpaolo SpA..................................   208,549    639,127
    Mediobanca Banca di Credito Finanziario SpA..........    21,235    219,881
*   Telecom Italia SpA................................... 1,601,899  1,232,137
*   Telecom Italia SpA, Sponsored ADR....................    18,000    137,160
    UniCredit SpA........................................   104,297  1,841,583
                                                                    ----------
TOTAL ITALY..............................................            5,865,449
                                                                    ----------
JAPAN -- (21.3%)
    Aeon Co., Ltd........................................     9,700    197,092
    AGC, Inc.............................................    19,800    829,909
    Aisin Seiki Co., Ltd.................................     6,100    284,516
    Alfresa Holdings Corp................................     4,300    102,946
    Amada Holdings Co., Ltd..............................    14,000    140,769
    Aoyama Trading Co., Ltd..............................     1,900     62,837
    Asahi Kasei Corp.....................................     7,900    105,599
    Bank of Kyoto, Ltd. (The)............................     2,500    121,121
    Canon Marketing Japan, Inc...........................     4,600     96,521
    Chiba Bank, Ltd. (The)...............................    22,000    157,046
    Chugoku Bank, Ltd. (The).............................     4,700     49,864
    Citizen Watch Co., Ltd...............................    24,800    163,352

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Coca-Cola Bottlers Japan Holdings, Inc...............   2,700 $   97,356
    Concordia Financial Group, Ltd.......................  57,500    309,156
    Credit Saison Co., Ltd...............................   9,900    154,554
    Dai Nippon Printing Co., Ltd.........................   8,700    190,082
    Daicel Corp..........................................  25,600    282,047
    Daido Steel Co., Ltd.................................   2,600    128,403
    Dai-ichi Life Holdings, Inc..........................  34,400    649,523
    Daiwa Securities Group, Inc.......................... 112,000    653,239
    DeNA Co., Ltd........................................   9,600    181,062
    Denka Co., Ltd.......................................   5,400    186,105
    Denso Corp...........................................  22,000  1,088,232
    DIC Corp.............................................   8,000    261,231
    Dowa Holdings Co., Ltd...............................   3,300    106,117
    Ebara Corp...........................................   6,100    185,058
    Fuji Media Holdings, Inc.............................   1,800     29,618
    FUJIFILM Holdings Corp...............................  18,700    771,838
    Fukuoka Financial Group, Inc.........................  46,000    251,767
    Furukawa Electric Co., Ltd...........................   5,100    180,202
    Fuyo General Lease Co., Ltd..........................     200     12,504
    Glory, Ltd...........................................   1,200     35,274
    Gunma Bank, Ltd. (The)...............................  12,000     63,894
    H2O Retailing Corp...................................   4,100     65,651
    Hachijuni Bank, Ltd. (The)...........................  15,000     66,129
    Hankyu Hanshin Holdings, Inc.........................  14,100    561,524
    Heiwa Corp...........................................   2,200     49,349
    Hiroshima Bank, Ltd. (The)...........................  12,500     86,018
    Hitachi Capital Corp.................................   4,100    109,562
    Hitachi Chemical Co., Ltd............................   8,000    158,426
    Hitachi Metals, Ltd..................................  22,700    246,006
    Hitachi Transport System, Ltd........................     900     24,615
    Hitachi, Ltd......................................... 260,000  1,817,597
    Honda Motor Co., Ltd.................................  98,700  3,013,374
    House Foods Group, Inc...............................   1,400     44,297
    Ibiden Co., Ltd......................................   8,600    141,623
    Idemitsu Kosan Co., Ltd..............................  13,200    594,598
    Iida Group Holdings Co., Ltd.........................  14,400    282,426
    Inpex Corp...........................................  56,700    622,502
    Isetan Mitsukoshi Holdings, Ltd......................   8,500    102,721
    ITOCHU Corp..........................................  15,300    271,673
    Iyo Bank, Ltd. (The).................................  12,500     86,277
    J Front Retailing Co., Ltd...........................  21,000    307,842
    Japan Post Holdings Co., Ltd.........................  12,800    141,130
    JFE Holdings, Inc....................................  47,800    971,310
    JSR Corp.............................................  15,600    299,954
    JTEKT Corp...........................................  21,800    316,141
    JXTG Holdings, Inc................................... 188,827  1,384,366
    Kamigumi Co., Ltd....................................   6,400    134,079
    Kandenko Co., Ltd....................................   4,000     41,657
    Kaneka Corp..........................................  36,000    316,889
    Kawasaki Heavy Industries, Ltd.......................  10,300    302,851
#*  Kawasaki Kisen Kaisha, Ltd...........................   2,900     52,664
    Kinden Corp..........................................   4,300     69,127
    Kobe Steel, Ltd......................................  25,400    250,324
    Kokuyo Co., Ltd......................................   1,600     27,113
    Konica Minolta, Inc..................................  41,100    368,967
    K's Holdings Corp....................................   2,800     31,525
    Kuraray Co., Ltd.....................................  31,500    445,217
    Kyocera Corp.........................................   6,100    355,022
    Kyushu Financial Group, Inc..........................   5,550     28,432

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    LIXIL Group Corp.....................................  19,100 $  391,513
    Maeda Corp...........................................   4,400     51,715
    Marubeni Corp........................................  69,700    532,137
    Maruichi Steel Tube, Ltd.............................   1,900     65,466
    Mazda Motor Corp.....................................  52,600    656,361
    Mebuki Financial Group, Inc..........................  28,540    101,978
    Medipal Holdings Corp................................   5,600    113,867
    Mitsubishi Chemical Holdings Corp....................  68,900    603,526
    Mitsubishi Corp......................................  53,400  1,492,692
    Mitsubishi Gas Chemical Co., Inc.....................  11,500    256,944
    Mitsubishi Heavy Industries, Ltd.....................  24,200    908,737
#   Mitsubishi Logistics Corp............................     999     22,854
    Mitsubishi Materials Corp............................   9,700    275,845
    Mitsubishi UFJ Financial Group, Inc.................. 376,400  2,309,916
    Mitsubishi UFJ Lease & Finance Co., Ltd..............  39,000    236,521
    Mitsui & Co., Ltd....................................  32,800    549,729
    Mitsui Chemicals, Inc................................  14,500    390,530
    Mitsui Fudosan Co., Ltd..............................  11,200    267,811
    Mitsui OSK Lines, Ltd................................  10,600    275,045
    Mizuho Financial Group, Inc.......................... 764,700  1,329,270
    MS&AD Insurance Group Holdings, Inc..................  15,750    482,417
    Nagase & Co., Ltd....................................   4,600     74,635
    NEC Corp.............................................  23,800    661,184
    NGK Spark Plug Co., Ltd..............................   7,700    222,351
    NH Foods, Ltd........................................   8,800    350,337
    NHK Spring Co., Ltd..................................  19,400    194,044
    Nikon Corp...........................................   2,700     45,579
    Nippo Corp...........................................   5,000     94,164
    Nippon Electric Glass Co., Ltd.......................   4,200    135,746
    Nippon Express Co., Ltd..............................   6,700    438,575
    Nippon Kayaku Co., Ltd...............................   6,800     77,544
    Nippon Paper Industries Co., Ltd.....................   8,000    131,069
    Nippon Shokubai Co., Ltd.............................   2,200    157,290
    Nippon Steel & Sumitomo Metal Corp...................  42,618    849,942
    Nippon Yusen K.K.....................................  14,500    279,639
    Nipro Corp...........................................   7,700     94,078
    Nissan Motor Co., Ltd................................ 134,500  1,272,249
    Nisshin Seifun Group, Inc............................     900     17,636
    Nisshinbo Holdings, Inc..............................   6,900     75,922
    NOK Corp.............................................   9,000    180,929
    Nomura Holdings, Inc................................. 180,000    853,453
    Nomura Real Estate Holdings, Inc.....................   9,700    211,730
    NSK, Ltd.............................................  28,500    311,271
    NTN Corp.............................................  28,000    123,608
    Obayashi Corp........................................  39,900    416,563
    Oji Holdings Corp....................................  80,000    474,686
    ORIX Corp............................................  69,100  1,119,246
    Rengo Co., Ltd.......................................  14,000    128,027
    Resona Holdings, Inc................................. 126,600    720,065
    Ricoh Co., Ltd.......................................  65,200    636,521
    Sankyo Co., Ltd......................................   1,800     70,933
    Sega Sammy Holdings, Inc.............................   3,400     54,249
    Seino Holdings Co., Ltd..............................   7,000    122,259
#   Sekisui House, Ltd...................................  51,900    884,661
    Shimamura Co., Ltd...................................     700     65,503
    Shimizu Corp.........................................  23,300    243,867
    Shinsei Bank, Ltd....................................   5,500     86,625
    Shizuoka Bank, Ltd. (The)............................  13,000    120,153
    Sojitz Corp..........................................  70,870    257,306

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
JAPAN -- (Continued)
    Sompo Holdings, Inc..................................  11,197 $   455,092
    Sumitomo Chemical Co., Ltd........................... 151,000     869,568
    Sumitomo Corp........................................  21,200     349,095
    Sumitomo Electric Industries, Ltd....................  71,600   1,101,433
    Sumitomo Forestry Co., Ltd...........................  11,400     186,161
    Sumitomo Heavy Industries, Ltd.......................  10,900     379,742
    Sumitomo Metal Mining Co., Ltd.......................   9,600     345,089
    Sumitomo Mitsui Financial Group, Inc.................  51,500   2,043,918
    Sumitomo Mitsui Trust Holdings, Inc..................   8,403     333,781
    Sumitomo Rubber Industries, Ltd......................  17,500     290,037
    Suzuken Co., Ltd.....................................   1,700      74,444
    T&D Holdings, Inc....................................  31,100     464,698
    Taiheiyo Cement Corp.................................   9,900     312,818
    Taisho Pharmaceutical Holdings Co., Ltd..............     600      67,968
    Takashimaya Co., Ltd.................................  22,000     184,250
    TDK Corp.............................................   3,100     332,124
    Teijin, Ltd..........................................  16,100     300,701
    Toda Corp............................................  12,000     105,085
    Tokai Rika Co., Ltd..................................   2,300      47,769
    Tokio Marine Holdings, Inc...........................   6,100     290,213
    Tokyo Tatemono Co., Ltd..............................  15,500     208,696
    Tokyu Fudosan Holdings Corp..........................  42,100     286,172
    Toppan Printing Co., Ltd.............................  20,000     153,886
    Toray Industries, Inc................................  42,000     325,492
    Tosoh Corp...........................................  21,000     342,997
    Toyo Seikan Group Holdings, Ltd......................   9,600     177,032
    Toyoda Gosei Co., Ltd................................   6,400     162,398
    Toyota Industries Corp...............................   5,900     333,959
    Toyota Motor Corp., Sponsored ADR....................   1,204     158,735
    Toyota Motor Corp.................................... 111,970   7,359,910
    Toyota Tsusho Corp...................................  18,600     635,806
    TS Tech Co., Ltd.....................................   2,900     119,705
    Ube Industries, Ltd..................................   8,600     231,494
#   Yamada Denki Co., Ltd................................  51,200     253,959
    Yamaguchi Financial Group, Inc.......................   6,000      67,994
    Yamato Kogyo Co., Ltd................................   1,600      49,898
    Yokohama Rubber Co., Ltd. (The)......................  10,000     214,196
    Zeon Corp............................................   9,000     101,965
                                                                  -----------
TOTAL JAPAN..............................................          65,604,605
                                                                  -----------
NETHERLANDS -- (3.4%)
    ABN AMRO Group NV....................................  17,027     471,239
    Aegon NV............................................. 142,899     941,996
    ArcelorMittal........................................  21,499     689,036
    ArcelorMittal........................................  27,335     870,609
    ASR Nederland NV.....................................   1,374      61,468
    Coca-Cola European Partners P.L.C....................   1,208      49,870
    ING Groep NV, Sponsored ADR..........................  18,092     276,265
    ING Groep NV......................................... 105,622   1,614,617
    Koninklijke Ahold Delhaize NV........................ 109,832   2,793,113
#   Koninklijke DSM NV...................................  14,498   1,545,195
    Koninklijke Philips NV...............................   2,580     113,056
    NN Group NV..........................................  14,308     632,086
    Randstad NV..........................................   7,585     480,040
                                                                  -----------
TOTAL NETHERLANDS........................................          10,538,590
                                                                  -----------
NEW ZEALAND -- (0.2%)
    Air New Zealand, Ltd.................................  51,320     113,590

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
NEW ZEALAND -- (Continued)
    Auckland International Airport, Ltd..................  41,386 $  188,428
    EBOS Group, Ltd......................................  10,248    141,166
    Fletcher Building, Ltd...............................  41,420    198,490
#   Fonterra Co-operative Group, Ltd.....................   4,334     15,132
                                                                  ----------
TOTAL NEW ZEALAND........................................            656,806
                                                                  ----------
NORWAY -- (0.8%)
    Aker ASA, Class A....................................     906     70,775
    Austevoll Seafood ASA................................   6,393     93,111
    DNB ASA..............................................  36,317    731,306
    Equinor ASA..........................................   4,772    126,612
    Norsk Hydro ASA......................................  75,545    430,911
    SpareBank 1 SR-Bank ASA..............................   9,948    110,495
    Storebrand ASA.......................................  20,270    172,659
#   Subsea 7 SA..........................................  29,890    432,841
    Yara International ASA...............................   7,181    316,625
                                                                  ----------
TOTAL NORWAY.............................................          2,485,335
                                                                  ----------
PORTUGAL -- (0.0%)
    EDP Renovaveis SA....................................   7,795     80,512
                                                                  ----------
SINGAPORE -- (0.9%)
    CapitaLand, Ltd...................................... 205,400    487,938
    City Developments, Ltd...............................  40,600    299,258
    Frasers Property, Ltd................................  23,600     29,337
    Golden Agri-Resources, Ltd........................... 524,200    107,983
    Hongkong Land Holdings, Ltd..........................  32,800    238,852
    Hutchison Port Holdings Trust........................ 275,100     70,265
    Keppel Corp., Ltd....................................  85,700    433,204
    Sembcorp Industries, Ltd............................. 112,300    221,300
    Singapore Airlines, Ltd..............................  67,000    486,175
    Singapore Press Holdings, Ltd........................  28,700     61,447
    United Industrial Corp., Ltd.........................  13,400     30,988
    UOL Group, Ltd.......................................  23,399    123,548
    Wilmar International, Ltd............................ 111,700    257,250
                                                                  ----------
TOTAL SINGAPORE..........................................          2,847,545
                                                                  ----------
SOUTH AFRICA -- (0.1%)
*   Old Mutual, Ltd......................................  93,801    214,627
                                                                  ----------
SPAIN -- (2.3%)
    Banco de Sabadell SA................................. 402,337    669,796
#   Banco Santander SA................................... 699,668  3,930,815
    Bankia SA............................................  28,801    113,220
    Repsol SA............................................ 118,565  2,351,732
                                                                  ----------
TOTAL SPAIN..............................................          7,065,563
                                                                  ----------
SWEDEN -- (2.6%)
#   BillerudKorsnas AB...................................   9,404    112,038
    Boliden AB...........................................  20,869    621,224
    Dometic Group AB.....................................  16,735    162,358
    Getinge AB, Class B..................................  16,123    173,332
    Holmen AB, Class B...................................   9,624    214,223
#   ICA Gruppen AB.......................................   7,040    233,410
#   Intrum AB............................................   1,706     45,900
    Millicom International Cellular SA...................   5,562    356,300
    Nordea Bank AB....................................... 134,566  1,430,149

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
SWEDEN -- (Continued)
    Pandox AB............................................       946 $    17,781
    Skandinaviska Enskilda Banken AB, Class A............    85,616     915,243
    SSAB AB, Class A.....................................     9,099      44,884
    SSAB AB, Class B.....................................    36,937     146,597
    Svenska Cellulosa AB SCA, Class A....................       318       3,356
    Svenska Cellulosa AB SCA, Class B....................    48,503     501,858
    Svenska Handelsbanken AB, Class A....................    75,272     929,798
    Swedbank AB, Class A.................................    14,907     352,510
    Telefonaktiebolaget LM Ericsson, Sponsored ADR.......     1,867      14,675
    Telefonaktiebolaget LM Ericsson, Class B.............    61,120     479,807
    Telia Co. AB.........................................   160,161     770,404
    Trelleborg AB, Class B...............................    18,377     382,656
                                                                    -----------
TOTAL SWEDEN.............................................             7,908,503
                                                                    -----------
SWITZERLAND -- (7.3%)
    Adecco Group AG......................................    13,828     850,107
    Baloise Holding AG...................................     3,212     500,878
    Banque Cantonale Vaudoise............................        58      43,363
    Cie Financiere Richemont SA..........................    13,622   1,192,999
    Clariant AG..........................................    24,689     590,346
    Credit Suisse Group AG...............................    50,891     818,455
#   Dufry AG.............................................     3,435     454,513
    Flughafen Zurich AG..................................     1,767     369,736
    Helvetia Holding AG..................................       228     134,754
    Julius Baer Group, Ltd...............................    14,613     801,664
    LafargeHolcim, Ltd...................................    17,735     904,382
    LafargeHolcim, Ltd...................................     8,340     425,369
    Lonza Group AG.......................................       619     190,539
    Novartis AG, Sponsored ADR...........................    45,849   3,846,731
    Novartis AG..........................................    20,736   1,740,200
    Swatch Group AG (The)................................     2,353   1,053,181
    Swatch Group AG (The)................................     3,896     320,628
    Swiss Life Holding AG................................     2,132     764,489
    Swiss Prime Site AG..................................     2,008     184,018
    Swiss Re AG..........................................    11,449   1,049,682
    Swisscom AG..........................................     1,367     641,800
    UBS Group AG.........................................   110,115   1,809,898
*   UBS Group AG.........................................    39,591     650,084
    Vifor Pharma AG......................................     1,305     246,845
    Zurich Insurance Group AG............................     9,005   2,761,387
                                                                    -----------
TOTAL SWITZERLAND........................................            22,346,048
                                                                    -----------
UNITED KINGDOM -- (14.5%)
    Anglo American P.L.C.................................   116,552   2,638,251
    Aviva P.L.C..........................................   256,387   1,680,291
    Barclays P.L.C., Sponsored ADR.......................   117,279   1,212,665
    Barratt Developments P.L.C...........................    62,600     438,445
    BP P.L.C., Sponsored ADR.............................   170,413   7,683,918
    British American Tobacco P.L.C.......................    10,915     600,022
    Glencore P.L.C.......................................   409,240   1,794,694
    HSBC Holdings P.L.C., Sponsored ADR..................   125,644   6,083,682
    Investec P.L.C.......................................    24,354     176,298
    J Sainsbury P.L.C....................................   157,080     673,601
    John Wood Group P.L.C................................    17,370     148,197
    Kingfisher P.L.C.....................................   171,023     664,903
    Lloyds Banking Group P.L.C........................... 2,312,521   1,895,522
    Lloyds Banking Group P.L.C., ADR.....................   492,605   1,635,448
    Mediclinic International P.L.C.......................    15,785     105,958

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                             SHARES     VALUE>>
                                                            --------- ------------
UNITED KINGDOM -- (Continued)
      Pearson P.L.C........................................    12,532 $    151,789
      Pearson P.L.C., Sponsored ADR........................    18,039      217,731
*     Quilter P.L.C........................................    18,518       37,601
*     Royal Bank of Scotland Group P.L.C...................    20,710       69,257
*     Royal Bank of Scotland Group P.L.C., Sponsored ADR...    24,612      166,869
      Royal Dutch Shell P.L.C., Sponsored ADR..............    66,451    4,543,255
      Royal Dutch Shell P.L.C., Sponsored ADR..............    62,797    4,461,099
      Royal Mail P.L.C.....................................    65,297      401,743
      Shire P.L.C..........................................    15,098      859,893
      Standard Chartered P.L.C.............................   102,447      923,799
      Standard Life Aberdeen P.L.C.........................    30,183      123,634
      Tesco P.L.C..........................................     6,559       22,399
      Travis Perkins P.L.C.................................     7,739      121,447
      Vodafone Group P.L.C................................. 1,510,348    3,689,720
      Vodafone Group P.L.C., Sponsored ADR.................    30,486      748,427
      Wm Morrison Supermarkets P.L.C.......................   179,520      615,552
                                                                      ------------
TOTAL UNITED KINGDOM.......................................             44,586,110
                                                                      ------------
TOTAL COMMON STOCKS........................................            285,253,181
                                                                      ------------
PREFERRED STOCKS -- (1.1%)
GERMANY -- (1.1%)
      Bayerische Motoren Werke AG..........................     4,464      369,657
      Porsche Automobil Holding SE.........................     6,743      456,098
      Volkswagen AG........................................    14,905    2,655,508
                                                                      ------------
TOTAL GERMANY..............................................              3,481,263
                                                                      ------------
TOTAL INVESTMENT SECURITIES................................            288,734,444
                                                                      ------------

                                                                        VALUE+
                                                                      ------------
SECURITIES LENDING COLLATERAL -- (6.2%)
@(S)  DFA Short Term Investment Fund....................... 1,646,783   19,054,934
                                                                      ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $287,918,183)^^....................................           $307,789,378
                                                                      ============

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     -------------------------------------------
                                       LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                     ----------- ----------- ------- -----------
Common Stocks
   Australia........................          -- $16,241,364   --    $16,241,364
   Austria..........................          --     292,568   --        292,568
   Belgium..........................          --   3,329,673   --      3,329,673
   Canada........................... $25,818,134          --   --     25,818,134
   Denmark..........................          --   4,442,433   --      4,442,433
   Finland..........................          --   2,939,530   --      2,939,530
   France...........................          --  29,553,120   --     29,553,120
   Germany..........................   1,301,123  20,355,799   --     21,656,922
   Hong Kong........................          --   8,403,174   --      8,403,174
   Ireland..........................     416,315     771,317   --      1,187,632
   Israel...........................     447,343     741,595   --      1,188,938
   Italy............................     137,160   5,728,289   --      5,865,449
   Japan............................     158,735  65,445,870   --     65,604,605
   Netherlands......................   1,259,930   9,278,660   --     10,538,590

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   ---------------------------------------------
                                     LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                   ----------- ------------ ------- ------------
   New Zealand....................          -- $    656,806    --   $    656,806
   Norway.........................          --    2,485,335    --      2,485,335
   Portugal.......................          --       80,512    --         80,512
   Singapore......................          --    2,847,545    --      2,847,545
   South Africa...................          --      214,627    --        214,627
   Spain..........................          --    7,065,563    --      7,065,563
   Sweden......................... $    14,675    7,893,828    --      7,908,503
   Switzerland....................   4,496,815   17,849,233    --     22,346,048
   United Kingdom.................  26,790,695   17,795,415    --     44,586,110
Preferred Stocks
   Germany........................          --    3,481,263    --      3,481,263
Securities Lending Collateral.....          --   19,054,934    --     19,054,934
                                   ----------- ------------  ----   ------------
TOTAL............................. $60,840,925 $246,948,453    --   $307,789,378
                                   =========== ============  ====   ============

                       VA INTERNATIONAL SMALL PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                          SHARES  VALUE>>
                                                          ------- --------
COMMON STOCKS -- (92.6%)
AUSTRALIA -- (6.4%)
*   3P Learning, Ltd.....................................  16,910 $ 15,594
    Accent Group, Ltd....................................  55,296   58,825
    Adairs, Ltd..........................................   9,893   16,673
    Adelaide Brighton, Ltd...............................  37,545  192,176
#   Ainsworth Game Technology, Ltd.......................  21,326   17,972
#*  Alkane Resources, Ltd................................  19,700    3,220
    ALS, Ltd.............................................  35,285  195,501
    Altium, Ltd..........................................  10,936  166,191
#   AMA Group, Ltd.......................................  51,262   36,543
#   Amaysim Australia, Ltd...............................  25,746   18,014
    Ansell, Ltd..........................................  13,247  283,920
    AP Eagers, Ltd.......................................  10,209   65,116
    Appen, Ltd...........................................   7,023   56,816
    ARB Corp., Ltd.......................................   6,754  105,617
    Ardent Leisure Group.................................  67,227   95,097
#   ARQ Group, Ltd.......................................  19,035   42,736
#   Asaleo Care, Ltd.....................................  38,434   20,008
    Atlas Arteria, Ltd...................................  44,691  217,204
*   Atlas Iron, Ltd...................................... 881,033   27,516
    AUB Group, Ltd.......................................   6,741   65,729
*   Aurelia Metals, Ltd..................................  63,486   27,097
    Ausdrill, Ltd........................................  37,331   50,683
    Austal, Ltd..........................................  38,990   49,863
#*  Australian Agricultural Co., Ltd.....................  47,194   44,446
    Australian Finance Group, Ltd........................  19,471   22,021
    Australian Pharmaceutical Industries, Ltd............  42,815   53,885
*   Australian Property Systems, Ltd.....................  17,191   80,548
    Auswide Bank, Ltd....................................   3,989   16,732
#   Automotive Holdings Group, Ltd.......................  29,309   59,562
    Aveo Group...........................................  47,796   84,206
#   AVJennings, Ltd......................................  30,044   15,160
    Bapcor, Ltd..........................................  27,701  143,691
    Beach Energy, Ltd.................................... 199,738  283,395
#*  Beadell Resources, Ltd...............................  69,221    2,833
#   Bega Cheese, Ltd.....................................  21,835  118,803
*   Bellamy's Australia, Ltd.............................   8,893   72,776
    Bingo Industries, Ltd................................   7,648   15,781
#   Blackmores, Ltd......................................   1,296  142,831
    Blue Sky Alternative Investments, Ltd................   3,762    5,394
#   Bravura Solutions, Ltd...............................  18,721   45,166
    Breville Group, Ltd..................................  10,783   86,017
    Brickworks, Ltd......................................   8,872  102,821
    BWX, Ltd.............................................   5,230   21,959
#   Cabcharge Australia, Ltd.............................   9,538   16,688
    Capitol Health, Ltd..................................  65,386   15,307
*   Cardno, Ltd..........................................  35,915   33,870
*   Carnarvon Petroleum, Ltd.............................  10,777    3,972
    carsales.com, Ltd....................................  23,675  245,482
*   Cash Converters International, Ltd...................  15,875    3,958
    Cedar Woods Properties, Ltd..........................   6,587   30,064
    Centuria Capital Group...............................  11,165   11,822
    Citadel Group, Ltd. (The)............................   4,052   21,462
#   Class, Ltd...........................................   7,230   11,845
    Cleanaway Waste Management, Ltd...................... 209,853  290,279
    ClearView Wealth, Ltd................................  24,888   20,365

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                            SHARES  VALUE>>
                                                            ------- --------
AUSTRALIA -- (Continued)
*   Clinuvel Pharmaceuticals, Ltd..........................   3,456 $ 31,596
    Clover Corp., Ltd......................................  15,168   17,571
    Codan, Ltd.............................................   7,613   16,589
#   Collection House, Ltd..................................  19,602   21,341
    Collins Foods, Ltd.....................................  15,075   58,403
*   Cooper Energy, Ltd..................................... 179,700   63,423
#   Corporate Travel Management, Ltd.......................   5,531  118,056
    Costa Group Holdings, Ltd..............................  24,756  144,950
    Credit Corp. Group, Ltd................................   4,510   69,073
#*  CSG, Ltd...............................................  15,131    2,251
    CSR, Ltd...............................................  50,666  159,885
*   CuDeco, Ltd............................................   4,262      558
    Data#3, Ltd............................................   9,441   10,703
*   Decmil Group, Ltd......................................   8,327    5,853
    Dicker Data, Ltd.......................................   5,119   11,379
    Domain Holdings Australia, Ltd.........................  19,847   46,937
#   Domino's Pizza Enterprises, Ltd........................   2,929  108,766
*   Doray Minerals, Ltd....................................  45,019   11,192
    Downer EDI, Ltd........................................  66,461  365,065
    DuluxGroup, Ltd........................................  38,776  220,649
    Eclipx Group, Ltd......................................  22,128   50,513
    Elders, Ltd............................................  13,433   75,001
*   Energy World Corp., Ltd................................  50,545    5,997
    EQT Holdings, Ltd......................................   1,961   30,881
    ERM Power, Ltd.........................................  19,540   21,490
    Estia Health, Ltd......................................  20,746   49,660
    EVENT Hospitality and Entertainment, Ltd...............   8,362   85,628
    Fairfax Media, Ltd..................................... 215,984  130,251
#*  FAR, Ltd............................................... 588,845   54,690
    Fleetwood Corp., Ltd. (6341855)........................   6,315   10,662
    Fleetwood Corp., Ltd. (BFXMKH4)........................   3,441    5,803
    FlexiGroup, Ltd........................................  35,882   61,049
    Freedom Foods Group, Ltd...............................   8,186   36,211
#   G8 Education, Ltd......................................  40,337   74,629
#*  Galaxy Resources, Ltd..................................  39,774   84,492
*   Gascoyne Resources, Ltd................................  26,500    8,762
    Gateway Lifestyle......................................  30,080   51,231
#   GBST Holdings, Ltd.....................................   4,021    6,763
#   Genworth Mortgage Insurance Australia, Ltd.............  33,243   66,472
#*  Gold Road Resources, Ltd............................... 121,246   60,804
    GrainCorp, Ltd., Class A...............................  27,185  149,816
#   Greencross, Ltd........................................  13,731   43,452
    GUD Holdings, Ltd......................................  10,117  106,708
    GWA Group, Ltd.........................................  23,855   57,995
    Hansen Technologies, Ltd...............................  13,980   35,168
    Healthscope, Ltd.......................................  52,525   85,332
    Helloworld Travel, Ltd.................................   5,594   19,515
*   Highfield Resources, Ltd...............................  21,161   11,014
#   HT&E, Ltd..............................................  28,002   51,965
    IDP Education, Ltd.....................................  11,245   81,609
    Iluka Resources, Ltd...................................  11,323   96,506
*   Imdex, Ltd.............................................  64,144   58,800
#   IMF Bentham, Ltd.......................................  21,420   44,281
#   Independence Group NL..................................  57,733  193,218
*   Infigen Energy.........................................  97,403   47,451
    Infomedia, Ltd.........................................  29,538   21,985
#   Inghams Group, Ltd.....................................  12,518   34,141
    Integral Diagnostics, Ltd..............................  15,730   32,781
    Integrated Research, Ltd...............................  11,699   22,177

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                            SHARES  VALUE>>
                                                            ------- --------
AUSTRALIA -- (Continued)
#   InvoCare, Ltd..........................................   8,056 $ 84,959
#   IOOF Holdings, Ltd.....................................  31,193  212,209
#   IPH, Ltd...............................................  12,393   45,182
    IRESS, Ltd.............................................  11,450   98,357
#   iSelect, Ltd...........................................  28,342   16,957
#   iSentia Group, Ltd.....................................  23,190   13,620
    IVE Group, Ltd.........................................   8,273   13,838
    Japara Healthcare, Ltd.................................  25,811   35,616
#   JB Hi-Fi, Ltd..........................................  12,232  216,698
    Jumbo Interactive, Ltd.................................   3,461   10,417
*   Jupiter Mines, Ltd.....................................  39,890   11,397
#*  Karoon Gas Australia, Ltd..............................  22,730   19,863
*   Kingsgate Consolidated, Ltd............................  11,507    2,095
#   Kogan.com, Ltd.........................................   3,868   13,517
    Lifestyle Communities, Ltd.............................  11,551   49,434
    Link Administration Holdings, Ltd......................  35,602  203,353
    Lovisa Holdings, Ltd...................................   4,906   40,876
*   Lynas Corp., Ltd.......................................  22,855   38,583
    MACA, Ltd..............................................  34,411   32,762
*   Macmahon Holdings, Ltd................................. 161,782   28,621
#   Magellan Financial Group, Ltd..........................   8,337  153,067
#*  Mayne Pharma Group, Ltd................................ 106,784   78,651
*   MC Mining, Ltd.........................................   1,124      282
    McMillan Shakespeare, Ltd..............................   8,031   97,250
*   Medusa Mining, Ltd.....................................   7,354    1,991
#*  Mesoblast, Ltd.........................................  30,610   42,820
#   Metals X, Ltd..........................................  86,575   45,668
    Metcash, Ltd...........................................  98,755  193,070
#   Michael Hill International, Ltd........................  19,759   13,938
    Mineral Resources, Ltd.................................  13,856  170,857
*   MMA Offshore, Ltd......................................  36,820    7,512
#   MNF Group, Ltd.........................................   4,922   19,119
    Moelis Australia, Ltd..................................   2,314    9,847
    Monadelphous Group, Ltd................................   9,312  102,026
    Monash IVF Group, Ltd..................................  17,197   14,307
    Money3 Corp., Ltd......................................   9,812   14,924
#   Mortgage Choice, Ltd...................................  10,500   12,251
    Mount Gibson Iron, Ltd.................................  65,404   20,646
#   Myer Holdings, Ltd.....................................  91,183   31,532
    MYOB Group, Ltd........................................  39,980   93,052
    Navigator Global Investments, Ltd......................  15,251   65,794
#   Navitas, Ltd...........................................  16,439   52,595
#*  NetComm Wireless, Ltd..................................   6,048    5,011
    New Hope Corp., Ltd....................................  19,918   47,178
    nib holdings, Ltd......................................  45,007  188,633
    Nick Scali, Ltd........................................   5,776   26,532
#   Nine Entertainment Co. Holdings, Ltd...................  85,113  141,785
    Northern Star Resources, Ltd...........................  62,778  335,857
*   NRW Holdings, Ltd......................................  58,423   73,712
    Nufarm, Ltd............................................  22,151  117,720
    OFX Group, Ltd.........................................  28,697   37,273
*   OM Holdings, Ltd.......................................   4,612    4,325
*   Onevue Holdings, Ltd...................................  23,091   13,736
    oOh!media, Ltd.........................................  24,892   89,758
    Orora, Ltd............................................. 111,428  300,472
    OZ Minerals, Ltd.......................................  34,268  241,991
    Pacific Current Group, Ltd.............................   4,475   23,632
    Pact Group Holdings, Ltd...............................  17,637   70,869
*   Panoramic Resources, Ltd...............................  58,920   24,328

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                            SHARES  VALUE>>
                                                            ------- --------
AUSTRALIA -- (Continued)
    Paragon Care, Ltd......................................  36,572 $ 21,760
    Peet, Ltd..............................................  32,470   29,009
    Pendal Group, Ltd......................................  17,199  118,878
    Perpetual, Ltd.........................................   4,033  130,922
*   Perseus Mining, Ltd.................................... 113,003   33,662
#   Platinum Asset Management, Ltd.........................  18,569   75,799
*   PMP, Ltd...............................................  56,315   10,054
#*  Praemium, Ltd..........................................  25,426   15,517
    Premier Investments, Ltd...............................  10,542  136,162
    Primary Health Care, Ltd...............................  49,111  128,350
    Prime Media Group, Ltd.................................  30,543    7,032
    Pro Medicus, Ltd.......................................   3,696   23,072
    PSC Insurance Group, Ltd...............................   4,598   10,817
#   Qube Holdings, Ltd.....................................  82,044  158,060
#*  Quintis, Ltd...........................................  35,825    3,493
*   Ramelius Resources, Ltd................................  40,850   16,724
    RCR Tomlinson, Ltd.....................................  16,514   34,353
*   Reckon, Ltd............................................   1,448      940
#   Regis Healthcare, Ltd..................................  16,349   42,218
    Regis Resources, Ltd...................................  42,610  141,296
    Reject Shop, Ltd. (The)................................   1,897    7,877
    Reliance Worldwide Corp., Ltd..........................  28,423  125,563
    Resolute Mining, Ltd...................................  88,278   83,683
#   Retail Food Group, Ltd.................................  14,253    4,335
    Ridley Corp., Ltd......................................  33,330   32,648
    Salmat, Ltd............................................   3,642    1,809
    Sandfire Resources NL..................................  19,825  108,904
*   Saracen Mineral Holdings, Ltd..........................  78,828  109,838
    Scottish Pacific Group, Ltd............................   9,076   21,432
#   SeaLink Travel Group, Ltd..............................   8,701   28,244
    Select Harvests, Ltd...................................  14,912   66,499
#*  Senex Energy, Ltd...................................... 191,723   64,045
#   Servcorp, Ltd..........................................   6,297   20,367
    Service Stream, Ltd....................................  24,219   28,462
    Seven Group Holdings, Ltd..............................  11,413  162,752
    Seven West Media, Ltd.................................. 118,278   73,080
    SG Fleet Group, Ltd....................................   9,631   25,364
    Sigma Healthcare, Ltd.................................. 161,490   58,863
#   Silver Chef, Ltd.......................................   1,766    3,896
#*  Silver Lake Resources, Ltd.............................  40,594   16,866
    Sims Metal Management, Ltd.............................  18,932  241,700
*   Sino Gas & Energy Holdings, Ltd........................ 337,740   60,260
    Sirtex Medical, Ltd....................................   5,520  130,408
    SmartGroup Corp., Ltd..................................   9,040   81,632
    Southern Cross Media Group, Ltd........................  67,418   63,196
    Spark Infrastructure Group............................. 146,031  249,834
    SpeedCast International, Ltd...........................  24,475  112,754
    St Barbara, Ltd........................................  49,761  152,454
    Steadfast Group, Ltd...................................  79,724  173,142
*   Sundance Energy Australia, Ltd......................... 958,462   52,650
    Sunland Group, Ltd.....................................  14,139   18,898
#   Super Retail Group, Ltd................................  12,641   86,869
#   Superloop, Ltd.........................................  20,174   33,881
#*  Syrah Resources, Ltd...................................  30,646   68,596
    Tassal Group, Ltd......................................  21,706   67,410
#   Technology One, Ltd....................................  18,475   67,886
#   Thorn Group, Ltd.......................................  15,487    6,847
*   Tiger Resources, Ltd................................... 149,819      835
*   Troy Resources, Ltd....................................   3,735      360

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                            SHARES    VALUE>>
                                                            ------- -----------
AUSTRALIA -- (Continued)
    Villa World, Ltd.......................................  12,158 $    20,065
*   Village Roadshow, Ltd..................................  13,032      18,407
#*  Virgin Australia Holdings, Ltd......................... 130,547      21,330
    Virtus Health, Ltd.....................................  12,419      51,847
#   Vita Group, Ltd........................................  19,409      14,111
*   Vocus Group, Ltd.......................................  33,055      59,379
*   Watpac, Ltd............................................   6,412       3,550
#   Webjet, Ltd............................................   7,653      76,002
    Western Areas, Ltd.....................................  34,456      83,134
*   Westgold Resources, Ltd................................  23,434      27,726
    Whitehaven Coal, Ltd...................................  38,815     156,887
    WorleyParsons, Ltd.....................................  21,471     292,967
    WPP AUNZ, Ltd..........................................  38,883      26,607
                                                                    -----------
TOTAL AUSTRALIA............................................          16,477,029
                                                                    -----------
AUSTRIA -- (1.1%)
    Agrana Beteiligungs AG.................................   2,144      57,048
    ANDRITZ AG.............................................   5,007     283,842
    Atrium European Real Estate, Ltd.......................  20,363      90,950
#   Austria Technologie & Systemtechnik AG.................   2,825      66,338
    CA Immobilien Anlagen AG...............................   7,521     262,935
#   DO & CO AG.............................................     729      51,147
    EVN AG.................................................   4,196      83,463
*   FACC AG................................................   3,286      73,107
    Flughafen Wien AG......................................     307      11,590
#   IMMOFINANZ AG..........................................   7,950     209,278
    Kapsch TrafficCom AG...................................     449      20,765
    Lenzing AG.............................................     773      98,166
    Mayr Melnhof Karton AG.................................     651      88,531
    Oberbank AG............................................     414      42,699
    Oesterreichische Post AG...............................   2,269     107,475
    Palfinger AG...........................................   1,513      59,046
    POLYTEC Holding AG.....................................   1,603      25,181
#   Porr AG................................................   1,717      60,826
    Raiffeisen Bank International AG.......................   5,220     174,062
    Rosenbauer International AG............................     346      20,226
    S IMMO AG..............................................   5,806     126,239
    Schoeller-Bleckmann Oilfield Equipment AG..............   1,172     133,768
#*  Semperit AG Holding....................................   1,085      21,507
    Strabag SE.............................................   1,862      74,875
    Telekom Austria AG.....................................  14,461     125,814
    UBM Development AG.....................................     299      14,619
    UNIQA Insurance Group AG...............................  16,100     160,990
    Vienna Insurance Group AG Wiener Versicherung Gruppe...   3,916     111,477
    Wienerberger AG........................................  10,988     269,351
#*  Zumtobel Group AG......................................   2,862      20,551
                                                                    -----------
TOTAL AUSTRIA..............................................           2,945,866
                                                                    -----------
BELGIUM -- (1.4%)
    Ackermans & van Haaren NV..............................   2,365     431,335
*   AGFA-Gevaert NV........................................  20,179      96,336
#*  Argenx SE..............................................     858      77,915
    Atenor.................................................     277      15,832
    Banque Nationale de Belgique...........................      20      63,837
    Barco NV...............................................   1,156     164,080
    Bekaert SA.............................................   3,940     110,671
*   Biocartis NV...........................................   2,041      29,974
#   bpost SA...............................................   6,213      97,944

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                            SHARES  VALUE>>
                                                            ------ ----------
BELGIUM -- (Continued)
#*  Celyad SA..............................................    590 $   17,992
    Cie d'Entreprises CFE..................................    891    111,329
    Cie Immobiliere de Belgique SA.........................    426     26,513
    Deceuninck NV..........................................  6,500     19,230
    D'ieteren SA...........................................  2,831    123,316
#   Econocom Group SA...................................... 14,168     50,023
    Elia System Operator SA................................  2,587    161,221
    Euronav NV............................................. 16,957    143,496
    EVS Broadcast Equipment SA.............................  1,783     41,624
*   Exmar NV...............................................  2,768     19,682
    Fagron.................................................  3,624     67,113
*   Galapagos NV (B07MCX1).................................  1,666    183,554
*   Galapagos NV (B07Q2V5).................................  2,063    226,993
*   Galapagos NV (B083BK7).................................    974    106,407
    Gimv NV................................................  1,567     93,130
#*  Ion Beam Applications..................................  2,603     68,124
    Jensen-Group NV........................................    507     18,795
    Kinepolis Group NV.....................................  1,598    102,197
    Lotus Bakeries.........................................     24     68,404
#*  MDxHealth..............................................  3,381     15,003
    Melexis NV.............................................  1,525    141,845
#*  Nyrstar NV.............................................  9,456     45,334
    Ontex Group NV.........................................  9,330    282,100
    Orange Belgium SA......................................  3,517     56,417
    Picanol................................................    107     10,691
    Recticel SA............................................  4,845     55,882
    Resilux................................................     88     15,536
*   Roularta Media Group NV................................    455      9,099
    Sioen Industries NV....................................    775     24,445
    Sipef SA...............................................    638     44,437
*   Tessenderlo Group SA...................................  2,976    119,664
*   ThromboGenics NV.......................................  5,542     46,770
    Van de Velde NV........................................    433     15,186
*   Viohalco SA............................................  9,200     33,193
                                                                   ----------
TOTAL BELGIUM..............................................         3,652,669
                                                                   ----------
CANADA -- (8.6%)
*   5N Plus, Inc........................................... 10,900     28,321
    Absolute Software Corp.................................  4,400     24,861
#   Acadian Timber Corp....................................    500      7,726
*   Advantage Oil & Gas, Ltd............................... 16,781     58,050
    Aecon Group, Inc.......................................  8,691    110,036
#*  Africa Oil Corp........................................ 54,929     49,826
#   AG Growth International, Inc...........................  1,567     66,795
    AGF Management, Ltd., Class B.......................... 10,933     55,050
    AGT Food & Ingredients, Inc............................  1,730     24,084
    Aimia, Inc............................................. 15,000     39,897
#   AirBoss of America Corp................................  2,200     24,979
    AKITA Drilling, Ltd., Class A..........................  1,200      4,492
*   Alacer Gold Corp....................................... 39,601     85,848
    Alamos Gold, Inc., Class A............................. 35,708    193,794
#   Alaris Royalty Corp....................................  5,125     72,885
    Alcanna, Inc...........................................  5,866     41,261
*   Alexco Resource Corp...................................  7,261      8,819
    Algoma Central Corp....................................  1,600     18,548
#*  Alio Gold, Inc.........................................  5,135      7,184
#   Altius Minerals Corp...................................  6,900     68,159
    Altus Group, Ltd.......................................  4,100     88,250
#   Andrew Peller, Ltd., Class A...........................  3,700     46,931

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                            SHARES VALUE>>
                                                            ------ --------
CANADA -- (Continued)
*   Argonaut Gold, Inc..................................... 25,712 $ 43,484
*   Aritzia, Inc...........................................    420    5,182
#*  Asanko Gold, Inc....................................... 12,801   12,694
*   Athabasca Oil Corp..................................... 58,945   79,297
*   ATS Automation Tooling Systems, Inc.................... 15,187  228,357
#   AutoCanada, Inc........................................  2,934   32,614
*   B2Gold Corp............................................ 92,114  229,426
#   Badger Daylighting, Ltd................................  4,309   97,817
#*  Baytex Energy Corp..................................... 32,739  101,676
#*  Bellatrix Exploration, Ltd.............................  7,882    7,514
#   Birchcliff Energy, Ltd................................. 26,613  105,360
    Bird Construction, Inc.................................  3,138   18,743
    Black Diamond Group, Ltd...............................  2,510    6,946
*   BlackPearl Resources, Inc.............................. 31,370   32,314
    BMTC Group, Inc........................................    850   10,043
#   Bonavista Energy Corp.................................. 28,620   34,322
    Bonterra Energy Corp...................................  3,561   50,944
    Boralex, Inc., Class A................................. 10,176  155,513
    Brookfield Real Estate Services, Inc...................    700   10,542
#*  Calfrac Well Services, Ltd............................. 13,544   51,642
    Calian Group, Ltd......................................    600   14,552
#   Callidus Capital Corp..................................  1,150    2,581
    Canaccord Genuity Group, Inc........................... 15,050   83,762
#*  Canacol Energy, Ltd.................................... 18,050   59,110
#   Canadian Western Bank.................................. 14,908  418,183
*   Canfor Corp............................................  6,700  146,892
    Canfor Pulp Products, Inc..............................  3,143   65,839
    CanWel Building Materials Group, Ltd...................  4,700   23,882
    Capital Power Corp.....................................  9,580  194,568
*   Capstone Mining Corp................................... 44,914   33,145
#   Cardinal Energy, Ltd................................... 13,363   54,959
    Cascades, Inc.......................................... 12,698  121,724
*   Celestica, Inc......................................... 20,795  245,860
*   Centerra Gold, Inc..................................... 24,068  109,347
    Cervus Equipment Corp..................................  1,000   10,616
#   CES Energy Solutions Corp.............................. 23,833   81,895
*   China Gold International Resources Corp., Ltd.......... 43,400   75,734
*   Chinook Energy, Inc....................................  6,624    1,273
#   Cineplex, Inc..........................................  3,452   77,540
#   Clearwater Seafoods, Inc...............................  1,700    6,704
    Cogeco Communications, Inc.............................  1,613   87,541
    Cogeco, Inc............................................    900   43,352
    Colliers International Group, Inc......................  2,934  239,889
    Computer Modelling Group, Ltd.......................... 11,362   87,256
#*  Continental Gold, Inc.................................. 11,700   34,807
#*  Copper Mountain Mining Corp............................ 12,235   11,004
    Corby Spirit and Wine, Ltd.............................    900   14,128
*   Corridor Resources, Inc................................  2,900    1,538
    Corus Entertainment, Inc., Class B..................... 18,496   57,727
    Cott Corp.............................................. 21,391  341,539
*   Crew Energy, Inc....................................... 22,528   42,429
*   CRH Medical Corp....................................... 12,400   40,893
#*  Delphi Energy Corp..................................... 16,088   10,883
#*  Denison Mines Corp..................................... 76,968   39,642
*   Descartes Systems Group, Inc. (The)....................  7,475  238,929
#*  Detour Gold Corp....................................... 14,100  138,957
#   DHX Media, Ltd.........................................  9,928   19,996
#*  DIRTT Environmental Solutions..........................  3,800   19,104
    Dorel Industries, Inc., Class B........................  4,600   84,337

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                            SHARES  VALUE>>
                                                            ------- --------
CANADA -- (Continued)
*   DREAM Unlimited Corp., Class A.........................   5,650 $ 38,960
*   Dundee Precious Metals, Inc............................  18,655   44,313
    ECN Capital Corp.......................................  16,541   45,903
    E-L Financial Corp., Ltd...............................     104   65,957
#*  Eldorado Gold Corp..................................... 133,669  145,912
#   Element Fleet Management Corp..........................  13,300   64,003
*   Endeavour Mining Corp..................................   4,031   73,755
#*  Endeavour Silver Corp..................................  20,500   60,199
    Enercare, Inc..........................................   7,449  108,283
    Enerflex, Ltd..........................................   8,236   93,259
#*  Energy Fuels, Inc......................................   5,331   15,694
    Enerplus Corp..........................................  21,665  282,627
    Enghouse Systems, Ltd..................................   2,500  149,056
    Ensign Energy Services, Inc............................  23,650  102,901
#   Equitable Group, Inc...................................   1,243   60,198
#*  Essential Energy Services Trust........................  11,693    4,674
    Evertz Technologies, Ltd...............................   3,302   40,334
#   Exchange Income Corp...................................     943   24,103
    Exco Technologies, Ltd.................................   2,400   17,250
#   Extendicare, Inc.......................................   9,010   51,462
    Fiera Capital Corp.....................................   5,400   49,731
    Firm Capital Mortgage Investment Corp..................   2,800   28,993
#*  First Majestic Silver Corp.............................  16,364  108,561
#*  First Mining Gold Corp.................................  27,500    9,196
#   First National Financial Corp..........................   2,280   51,897
    FirstService Corp......................................   3,073  254,963
#*  Fission Uranium Corp...................................  56,500   29,535
*   Fortuna Silver Mines, Inc..............................  25,900  141,361
#   Freehold Royalties, Ltd................................   9,300   87,792
#*  Frontera Energy Corp...................................   1,620   23,612
    Gamehost, Inc..........................................   2,000   18,603
*   GDI Integrated Facility Services, Inc..................     600    7,532
*   Gear Energy, Ltd.......................................  25,800   26,973
#   Genworth MI Canada, Inc................................   4,470  157,344
    Gibson Energy, Inc.....................................  10,225  143,214
*   Glacier Media, Inc.....................................   1,800    1,121
#   Gluskin Sheff & Associates, Inc........................   3,294   42,541
    GMP Capital, Inc.......................................   2,541    4,942
#   goeasy, Ltd............................................   1,136   37,367
*   Golden Star Resources, Ltd.............................  49,073   35,083
*   Gran Tierra Energy, Inc................................  43,823  146,543
#   Granite Oil Corp.......................................   3,233    6,760
*   Great Canadian Gaming Corp.............................   9,000  324,964
#*  Great Panther Silver, Ltd..............................   9,200   10,608
    Guardian Capital Group, Ltd., Class A..................   2,850   52,055
*   Guyana Goldfields, Inc.................................  20,243   62,245
#*  Havilah Mining Corp....................................   3,084      830
*   Heroux-Devtek, Inc.....................................   4,600   55,111
#   High Liner Foods, Inc..................................   2,300   15,842
#*  Home Capital Group, Inc................................   9,200  108,206
    Horizon North Logistics, Inc...........................  22,417   42,392
    Hudbay Minerals, Inc...................................  26,392  137,352
#   Hudson's Bay Co........................................  13,927  112,307
*   IAMGOLD Corp...........................................  68,600  377,053
*   IBI Group, Inc.........................................   2,900   14,424
#*  Imperial Metals Corp...................................   5,000    4,997
*   Indigo Books & Music, Inc..............................     850   10,631
    Information Services Corp..............................     900   12,018
    Innergex Renewable Energy, Inc.........................   9,210   95,367

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                            SHARES VALUE>>
                                                            ------ --------
CANADA -- (Continued)
*   Interfor Corp..........................................  7,200 $113,796
*   International Tower Hill Mines, Ltd....................  1,260      601
*   Intertain Group, Ltd. (The)............................    900   11,928
    Intertape Polymer Group, Inc...........................  6,144   81,189
    Invesque, Inc..........................................  4,300   35,561
*   Iron Bridge Resources, Inc............................. 11,827    6,819
#*  Ivanhoe Mines, Ltd., Class A........................... 34,815   69,317
    Just Energy Group, Inc................................. 16,955   64,126
    K-Bro Linen, Inc.......................................  1,500   44,152
#*  Kelt Exploration, Ltd.................................. 15,188  116,054
*   Kinaxis, Inc...........................................  1,617  109,113
*   Kingsway Financial Services, Inc.......................    600    1,693
    Kirkland Lake Gold, Ltd................................ 14,205  310,449
*   Knight Therapeutics, Inc............................... 14,616   96,065
#   Labrador Iron Ore Royalty Corp.........................  7,000  133,559
#*  Largo Resources, Ltd................................... 11,300   16,505
    Lassonde Industries, Inc., Class A.....................    100   20,387
    Laurentian Bank of Canada..............................  7,200  258,034
*   Leagold Mining Corp....................................  7,000   13,560
    Leon's Furniture, Ltd..................................  3,500   49,210
#   Lucara Diamond Corp.................................... 35,107   60,453
#*  Lundin Gold, Inc.......................................  4,591   17,646
    Magellan Aerospace Corp................................  1,400   16,972
*   Mainstreet Equity Corp.................................    300   10,424
*   Major Drilling Group International, Inc................ 10,973   51,455
#*  Mandalay Resources Corp................................ 31,100    4,303
    Maple Leaf Foods, Inc..................................  3,579   85,702
    Martinrea International, Inc........................... 17,748  191,970
    Maxar Technologies, Ltd................................  4,543  222,636
*   Maxim Power Corp.......................................  1,300    2,398
#   Medical Facilities Corp................................  5,300   59,484
*   MEG Energy Corp........................................ 25,593  166,836
    Melcor Developments, Ltd...............................    500    5,558
*   Mitel Networks Corp....................................  9,680  105,890
    Morguard Corp..........................................    600   76,547
    Morneau Shepell, Inc...................................  5,601  120,859
*   Mountain Province Diamonds, Inc........................ 15,600   37,775
#   MTY Food Group, Inc....................................  2,300   98,729
    Mullen Group, Ltd...................................... 13,688  168,779
#*  Nautilus Minerals, Inc................................. 12,961    1,395
    Nevsun Resources, Ltd.................................. 49,162  182,536
*   New Gold, Inc.......................................... 80,270   99,963
#   NFI Group, Inc.........................................  3,810  146,355
    Norbord, Inc...........................................  1,910   68,722
    North American Construction Group, Ltd.................  1,500    9,882
    North West Co., Inc. (The).............................  5,281  120,653
    Northland Power, Inc...................................  8,654  158,198
*   NuVista Energy, Ltd.................................... 29,960  193,691
*   Obsidian Energy, Ltd................................... 50,277   53,723
    OceanaGold Corp........................................ 43,915  135,035
#   Osisko Gold Royalties, Ltd............................. 12,194  115,764
#*  Painted Pony Energy, Ltd............................... 15,407   31,268
    Pan American Silver Corp............................... 23,260  382,645
#*  Paramount Resources, Ltd., Class A.....................  8,344   93,653
*   Parex Resources, Inc................................... 14,440  254,866
#   Parkland Fuel Corp.....................................  8,559  231,468
    Pason Systems, Inc.....................................  6,652  102,067
#*  Pengrowth Energy Corp.................................. 63,899   45,191
*   Photon Control, Inc....................................  2,668    5,271

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                            SHARES VALUE>>
                                                            ------ --------
CANADA -- (Continued)
*   PHX Energy Services Corp...............................  3,600 $  5,646
    Pizza Pizza Royalty Corp...............................  2,100   19,517
*   Points International, Ltd..............................    761   11,115
    Polaris Infrastructure, Inc............................  2,100   19,824
    Pollard Banknote, Ltd..................................    700   10,994
#*  PolyMet Mining Corp.................................... 10,894    8,793
*   Precision Drilling Corp................................ 38,590  139,723
*   Premier Gold Mines, Ltd................................ 15,024   28,411
    Premium Brands Holdings Corp...........................  2,230  174,838
*   Pretium Resources, Inc.................................  8,100   66,439
#   Pulse Seismic, Inc.....................................  3,900    7,375
    Quarterhill, Inc....................................... 10,900   11,731
#*  Questerre Energy Corp., Class A........................ 14,450    5,387
*   Raging River Exploration, Inc.......................... 25,000  105,700
    Recipe Unlimited Corp..................................  1,100   22,780
    Reitmans Canada, Ltd., Class A.........................  4,500   14,667
    Richelieu Hardware, Ltd................................  8,669  187,595
    Rocky Mountain Dealerships, Inc........................  1,300   12,012
    Rogers Sugar, Inc...................................... 12,650   52,901
#*  Roxgold, Inc........................................... 35,140   28,364
    Russel Metals, Inc..................................... 11,600  247,186
#*  Sabina Gold & Silver Corp.............................. 36,019   39,872
#*  Sandstorm Gold, Ltd.................................... 18,600   82,358
    Savaria Corp...........................................  3,300   41,147
#*  Seabridge Gold, Inc....................................  3,400   39,702
    Secure Energy Services, Inc............................ 23,629  143,134
*   SEMAFO, Inc............................................ 55,100  161,803
    ShawCor, Ltd...........................................  5,401  110,025
#   Sienna Senior Living, Inc..............................  4,271   53,845
*   Sierra Metals, Inc.....................................    100      273
*   Sierra Wireless, Inc...................................  5,200   84,345
    Sleep Country Canada Holdings, Inc.....................  3,801   90,346
*   Solium Capital, Inc....................................  2,100   19,533
#   Sprott, Inc............................................ 25,983   60,121
*   SSR Mining, Inc........................................ 19,506  202,730
    Stantec, Inc...........................................  5,745  150,023
*   Stars Group, Inc. (The)................................  5,760  197,306
    Stella-Jones, Inc......................................  5,365  179,198
*   STEP Energy Services, Ltd..............................  2,700   19,240
*   Storm Resources, Ltd...................................  9,000   22,347
#*  Stornoway Diamond Corp................................. 70,900   22,891
    Stuart Olson, Inc......................................  5,845   33,474
*   SunOpta, Inc...........................................  9,384   76,682
#   Superior Plus Corp..................................... 13,614  134,063
    Surge Energy, Inc...................................... 40,298   75,897
    Tahoe Resources, Inc................................... 19,894   89,312
*   Tamarack Valley Energy, Ltd............................ 25,980   95,863
*   Taseko Mines, Ltd...................................... 35,100   31,300
    TECSYS, Inc............................................    900   11,533
*   Teranga Gold Corp...................................... 10,000   35,131
#*  Tervita Corp...........................................    743    5,226
    TFI International, Inc.................................  8,551  283,971
*   Theratechnologies, Inc.................................  2,300   17,451
    Timbercreek Financial Corp.............................  4,346   30,937
#*  TMAC Resources, Inc....................................  1,187    6,479
    TMX Group, Ltd.........................................  2,699  173,578
    TORC Oil & Gas, Ltd.................................... 20,774  121,530
*   Torex Gold Resources, Inc..............................  5,210   38,489
    Toromont Industries, Ltd...............................  4,425  227,194

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                            SHARES   VALUE>>
                                                            ------ -----------
CANADA -- (Continued)
    Torstar Corp., Class B.................................  4,700 $     4,300
    Total Energy Services, Inc.............................  5,261      44,484
    TransAlta Corp......................................... 25,363     144,475
#   TransAlta Renewables, Inc.............................. 13,183     121,711
    Transcontinental, Inc., Class A........................ 10,501     249,680
*   TransGlobe Energy Corp................................. 16,572      53,760
*   Trevali Mining Corp.................................... 49,000      30,134
#*  Trican Well Service, Ltd............................... 49,274     103,787
    Tricon Capital Group, Inc.............................. 15,547     130,151
*   Trinidad Drilling, Ltd................................. 40,764      48,885
*   Trisura Group, Ltd.....................................  1,000      21,509
*   TVA Group, Inc., Class B...............................  1,200       2,758
    Uni-Select, Inc........................................  6,255     104,150
*   UrtheCast Corp......................................... 16,000       3,198
#   Valener, Inc...........................................  4,600      71,466
#   Vermilion Energy, Inc..................................  2,090      71,956
    Wajax Corp.............................................  2,313      43,883
#*  Wesdome Gold Mines, Ltd................................ 20,679      58,181
*   Western Energy Services Corp...........................  4,624       3,093
    Western Forest Products, Inc........................... 41,030      76,329
#   WestJet Airlines, Ltd..................................  1,600      22,533
    Westshore Terminals Investment Corp....................  3,842      71,710
    Whitecap Resources, Inc................................ 26,301     173,675
    Winpak, Ltd............................................  4,800     174,015
*   Xtreme Drilling Corp...................................    813       1,237
    Yamana Gold, Inc....................................... 36,984     117,987
*   Yangarra Resources, Ltd................................  6,942      25,989
#*  Yellow Pages, Ltd......................................  2,040      15,870
    ZCL Composites, Inc....................................  4,000      27,059
    Zenith Capital Corp....................................  1,300          81
                                                                   -----------
TOTAL CANADA...............................................         22,057,525
                                                                   -----------
DENMARK -- (2.1%)
#*  ALK-Abello A.S.........................................    728     135,340
    Alm Brand A.S..........................................  7,780      80,845
    Ambu A.S., Class B..................................... 13,243     520,995
*   Bang & Olufsen A.S.....................................  4,667     113,451
#*  Bavarian Nordic A.S....................................  3,307     100,921
    Brodrene Hartmann A.S..................................    204      11,887
    Columbus A.S...........................................  6,761      16,227
#*  D/S Norden A.S.........................................  4,596      84,744
    DFDS A.S...............................................  3,765     247,980
    FLSmidth & Co. A.S.....................................  3,876     255,091
#   GN Store Nord A.S...................................... 14,123     673,696
#*  H+H International A.S., Class B........................  1,458      22,284
    IC Group A.S...........................................    310       8,030
    ISS A.S................................................  6,247     233,345
    Jeudan A.S.............................................    153      23,988
    Jyske Bank A.S.........................................  6,655     376,935
    Matas A.S..............................................  2,942      23,652
*   Nilfisk Holding A.S....................................  3,029     156,718
#*  NKT A.S................................................  3,029      81,547
    NNIT A.S...............................................    995      25,840
    Parken Sport & Entertainment A.S.......................    400       5,395
    Per Aarsleff Holding A.S...............................  2,371      84,694
    Ringkjoebing Landbobank A.S............................  2,710     153,174
    Rockwool International A.S., Class A...................    148      52,926
    Rockwool International A.S., Class B...................    664     265,868
    Royal Unibrew A.S......................................  4,476     372,816

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                            SHARES  VALUE>>
                                                            ------ ----------
DENMARK -- (Continued)
    RTX A.S................................................    869 $   26,718
*   Santa Fe Group A.S.....................................  1,200      4,731
    Scandinavian Tobacco Group A.S., Class A...............    829     13,481
    Schouw & Co., A.S......................................  1,410    130,818
    SimCorp A.S............................................  4,078    348,440
    Solar A.S., Class B....................................    610     38,421
    Spar Nord Bank A.S.....................................  9,494    102,388
    Sydbank A.S............................................  7,973    295,900
    Tivoli A.S.............................................    142     14,854
*   TK Development A.S.....................................  5,947      6,304
    Topdanmark A.S.........................................  5,627    241,670
    TORM P.L.C.............................................  2,166     16,821
    United International Enterprises.......................    176     40,051
*   Vestjysk Bank A.S......................................    725        257
*   Zealand Pharma A.S.....................................  3,103     46,316
                                                                   ----------
TOTAL DENMARK..............................................         5,455,559
                                                                   ----------
FINLAND -- (2.3%)
    Ahlstrom-Munksjo Oyj...................................  2,420     46,409
    Aktia Bank Oyj.........................................  4,222     44,463
    Alma Media Oyj.........................................  4,469     37,644
    Amer Sports Oyj........................................ 15,263    489,401
    Asiakastieto Group Oyj.................................    376     13,521
    Aspo Oyj...............................................  2,685     28,572
    Atria Oyj..............................................    781      8,662
*   BasWare Oyj............................................    944     39,824
#   Bittium Oyj............................................  5,377     31,356
    Cargotec Oyj...........................................  4,075    202,414
#*  Caverion Oyj...........................................  9,595     80,474
#   Citycon Oyj............................................ 41,650     87,645
    Cramo Oyj..............................................  4,338     92,649
    Elisa Oyj..............................................  9,290    403,380
    Finnair Oyj............................................  9,583     89,234
    Fiskars Oyj Abp........................................  3,846     86,379
    F-Secure Oyj...........................................  8,209     34,979
    HKScan Oyj, Class A....................................  1,550      4,799
#   Huhtamaki Oyj..........................................  9,902    355,612
    Kemira Oyj............................................. 13,763    180,654
    Kesko Oyj, Class A.....................................    989     54,627
    Kesko Oyj, Class B.....................................  7,188    403,667
    Konecranes Oyj.........................................  5,327    206,139
    Lassila & Tikanoja Oyj.................................  3,659     73,533
#   Lehto Group Oyj........................................    783      9,317
    Metsa Board Oyj........................................ 21,016    217,878
    Metso Oyj..............................................  9,837    360,295
    Nokian Renkaat Oyj..................................... 12,072    523,546
    Olvi Oyj, Class A......................................  1,579     59,460
#   Oriola Oyj, Class B.................................... 13,143     42,401
    Orion Oyj, Class A.....................................  2,049     71,242
    Orion Oyj, Class B.....................................    841     28,953
    Outokumpu Oyj.......................................... 32,709    221,394
*   Outotec Oyj............................................ 17,384    142,773
#   Pihlajalinna Oyj.......................................    563      7,417
    Ponsse Oyj.............................................  1,180     42,612
    Poyry Oyj..............................................  3,314     27,402
    Raisio Oyj, Class V.................................... 12,031     50,618
    Ramirent Oyj...........................................  9,515     95,298
    Rapala VMC Oyj.........................................  1,900      8,154
    Revenio Group Oyj......................................  2,269     40,429

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                            SHARES  VALUE>>
                                                            ------ ----------
FINLAND -- (Continued)
    Sanoma Oyj............................................. 10,553 $  104,524
    SRV Group Oyj..........................................  2,217      7,011
*   Stockmann Oyj Abp (5462371)............................  1,299      6,368
#*  Stockmann Oyj Abp (5462393)............................  2,495     12,293
    Technopolis Oyj........................................ 16,666     75,359
    Tieto Oyj..............................................  5,452    169,561
#   Tikkurila Oyj..........................................  4,795     88,222
    Tokmanni Group Corp....................................  1,427     11,841
    Uponor Oyj.............................................  4,699     71,453
    Vaisala Oyj, Class A...................................  1,838     45,354
    Valmet Oyj............................................. 13,710    284,829
#   YIT Oyj................................................ 17,872    121,518
                                                                   ----------
TOTAL FINLAND..............................................         6,043,559
                                                                   ----------
FRANCE -- (4.0%)
    ABC arbitrage..........................................  3,745     31,268
#*  Air France-KLM......................................... 17,098    156,043
    Akka Technologies......................................    785     57,828
    AKWEL..................................................    768     19,082
    Albioma SA.............................................  2,826     62,788
    Altamir................................................  1,905     36,922
    Alten SA...............................................  2,516    249,696
    Altran Technologies SA................................. 22,811    217,067
*   Amplitude Surgical SAS.................................  1,840      7,369
    APRIL SA...............................................  1,417     22,520
    Assystem...............................................    808     26,430
    Aubay..................................................    637     27,915
    Axway Software SA......................................    836     18,899
#   Bastide le Confort Medical.............................    266     14,378
    Beneteau SA............................................  4,056     66,457
    Bigben Interactive.....................................  1,286     16,275
    Boiron SA..............................................    776     61,246
    Bonduelle SCA..........................................  1,736     63,055
#*  Bourbon Corp...........................................  2,220     11,326
    Burelle SA.............................................     11     16,888
#   Casino Guichard Perrachon SA...........................  4,112    166,956
*   Cegedim SA.............................................    532     20,485
    Chargeurs SA...........................................  1,921     55,560
    Cie des Alpes..........................................    997     34,486
    Cie Plastic Omnium SA..................................  4,076    170,592
*   Coface SA.............................................. 10,006     89,790
    Derichebourg SA........................................ 10,240     61,877
    Devoteam SA............................................    449     54,700
    Edenred................................................ 10,013    392,765
    Electricite de Strasbourg SA...........................    132     17,443
    Elior Group SA.........................................  8,690    141,883
    Elis SA................................................  7,303    167,636
    Eramet.................................................  1,481    146,531
#*  Erytech Pharma SA......................................  1,201     13,762
*   Esso SA Francaise......................................    197     10,589
*   Etablissements Maurel et Prom..........................  5,306     38,910
    Euronext NV............................................  4,294    266,502
    Europcar Mobility Group................................ 10,879    109,106
    Eutelsat Communications SA............................. 12,482    267,210
    Exel Industries, Class A...............................    184     22,807
*   Fnac Darty SA (BLRZL56)................................    648     59,001
*   Fnac Darty SA (V7VQL46)................................  1,311    118,951
    Gaumont SA.............................................    129     21,648
    Gaztransport Et Technigaz SA...........................  2,233    146,185

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                  SHARES VALUE>>
                                                                  ------ --------
FRANCE -- (Continued)
    Getlink...................................................... 16,111 $212,665
    GL Events....................................................  1,075   30,616
    Groupe Crit..................................................    446   37,782
    Groupe Open..................................................    581   19,572
    Guerbet......................................................    759   52,840
    Haulotte Group SA............................................  1,014   15,218
    HERIGE SADCS.................................................    186    7,636
*   ID Logistics Group...........................................    172   28,316
    Imerys SA....................................................  1,646  127,667
    Ingenico Group SA............................................  5,100  422,427
    Interparfums SA..............................................    382   16,850
    IPSOS........................................................  3,707  123,868
    Jacquet Metal Service SA.....................................  1,426   41,984
    Kaufman & Broad SA...........................................  1,655   84,590
    Korian SA....................................................  4,800  168,121
    Lagardere SCA................................................ 10,814  315,549
    Laurent-Perrier..............................................    195   24,382
    Le Belier....................................................    216   12,921
    Lectra.......................................................  2,315   60,224
    Linedata Services............................................    187    7,716
    LISI.........................................................  2,061   71,446
    LNA Sante SA.................................................    809   51,639
    Maisons du Monde SA..........................................  3,290  100,576
    Maisons France Confort SA....................................    440   21,706
    Manitou BF SA................................................  1,600   60,815
    Manutan International........................................    508   47,531
    Mersen SA....................................................  1,995   82,274
    Metropole Television SA......................................  1,934   41,614
*   Naturex......................................................    661  104,593
#   Neopost SA...................................................  4,148  107,214
#   Nexans SA....................................................  3,061  102,383
    Nexity SA....................................................  3,868  238,007
#*  Nicox........................................................  2,438   22,708
    NRJ Group....................................................  2,200   22,543
    Oeneo SA.....................................................  3,407   41,016
*   Onxeo SA.....................................................  4,614    6,662
#*  Parrot SA....................................................  2,552   12,463
*   Pierre & Vacances SA.........................................    633   19,980
    Plastivaloire................................................  1,105   19,427
#   Rallye SA....................................................  3,323   39,085
#*  Recylex SA...................................................  1,750   17,297
    Rexel SA..................................................... 28,952  452,805
    Robertet SA..................................................     95   55,613
    Rothschild & Co..............................................  1,757   63,908
    Rubis SCA....................................................  9,019  531,924
    Samse SA.....................................................    132   24,385
    Sartorius Stedim Biotech.....................................  1,836  218,527
    Savencia SA..................................................    669   58,778
    Seche Environnement SA.......................................    288    9,520
    Societe BIC SA...............................................  2,006  191,861
*   Societe des Bains de Mer et du Cercle des Etrangers a Monaco.    561   35,023
    Societe pour l'Informatique Industrielle.....................    636   18,580
*   SOITEC.......................................................  1,888  161,337
#*  Solocal Group................................................ 63,106   84,619
    Somfy SA.....................................................    786   70,233
    Sopra Steria Group...........................................  1,415  250,287
    SPIE SA......................................................  6,534  123,728
*   SRP Groupe SA................................................    992    7,506
*   Stallergenes Greer P.L.C.....................................    556   17,767

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                       SHARES   VALUE>>
                                                       ------ -----------
FRANCE -- (Continued)
*   Ste Industrielle d'Aviation Latecoere SA..........  7,938 $    37,479
    Stef SA...........................................    287      33,212
    Sword Group.......................................    702      28,697
    Synergie SA.......................................    659      30,748
    Tarkett SA........................................  2,054      55,086
#*  Technicolor SA.................................... 21,143      29,597
    Television Francaise 1............................  9,247     100,345
*   Tessi SA..........................................    135      28,834
    TFF Group.........................................    352      16,078
    Thermador Groupe..................................    782      51,714
    Total Gabon.......................................     25       3,994
    Trigano SA........................................  1,179     169,221
#*  Vallourec SA...................................... 33,070     212,749
*   Valneva SE........................................  5,324      25,805
    Vetoquinol SA.....................................    354      22,762
    Vicat SA..........................................  1,780     115,149
    VIEL & Cie SA.....................................  4,347      26,343
    Vilmorin & Cie SA.................................    627      42,947
*   Virbac SA.........................................    455      64,821
                                                              -----------
TOTAL FRANCE..........................................         10,292,732
                                                              -----------
GERMANY -- (5.7%)
    Aareal Bank AG....................................  6,833     314,016
*   ADLER Real Estate AG..............................  2,667      44,520
    ADO Properties SA.................................  2,669     152,253
*   ADVA Optical Networking SE........................  6,520      54,850
*   AIXTRON SE........................................  8,383     120,614
    All for One Steeb AG..............................    139      10,272
    Allgeier SE.......................................    684      27,058
    Amadeus Fire AG...................................    667      72,182
    Aurubis AG........................................  4,105     336,007
    Basler AG.........................................    110      24,458
    Bauer AG..........................................  1,120      24,839
    BayWa AG..........................................  1,631      55,373
    Bechtle AG........................................  2,975     267,129
    Bertrandt AG......................................    702      71,036
    bet-at-home.com AG................................    123       8,512
    Bijou Brigitte AG.................................    481      22,533
    Bilfinger SE......................................  4,179     215,181
    Borussia Dortmund GmbH & Co. KGaA.................  9,378      67,754
    CANCOM SE.........................................  3,356     181,675
    Carl Zeiss Meditec AG.............................  2,614     203,079
    CECONOMY AG.......................................  8,246      67,736
    CENIT AG..........................................  1,323      26,148
    CENTROTEC Sustainable AG..........................    762      11,370
    Cewe Stiftung & Co. KGAA..........................    629      57,597
    comdirect bank AG.................................  4,102      60,717
    CompuGroup Medical SE.............................  2,314     129,017
    Corestate Capital Holding SA......................    398      21,621
    CropEnergies AG...................................  2,141      12,145
    CTS Eventim AG & Co. KGaA.........................  4,552     214,615
    Delticom AG.......................................    212       2,171
    Deutsche Beteiligungs AG..........................  1,347      58,680
    Deutsche EuroShop AG..............................  5,205     183,514
    Deutsche Pfandbriefbank AG........................ 11,081     173,564
    Deutz AG.......................................... 15,850     144,081
*   Dialog Semiconductor P.L.C........................  5,170      89,735
    DIC Asset AG......................................  7,097      80,964
    Diebold Nixdorf AG................................    184      12,505

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
GERMANY -- (Continued)
    DMG Mori AG..........................................  2,097 $111,375
    Dr Hoenle AG.........................................    579   59,053
    Draegerwerk AG & Co. KGaA............................    307   18,703
    Duerr AG.............................................  4,242  186,229
    Eckert & Ziegler AG..................................    302   14,628
    EDAG Engineering Group AG............................    515   10,540
    Elmos Semiconductor AG...............................  1,053   28,378
    ElringKlinger AG.....................................  4,625   58,701
    Ferratum Oyj.........................................    851   17,654
    Fielmann AG..........................................    806   56,586
    First Sensor AG......................................    880   23,781
    Freenet AG........................................... 13,208  378,519
    Fuchs Petrolub SE....................................  1,402   73,817
    Gerresheimer AG......................................  3,131  266,589
*   Gerry Weber International AG.........................  2,328   15,742
    Gesco AG.............................................  1,167   41,692
    GFT Technologies SE..................................  1,914   30,506
    Grammer AG...........................................  1,330   92,693
    Grand City Properties SA.............................  5,578  144,866
    GRENKE AG............................................  1,138  125,784
    H&R GmbH & Co. KGaA..................................  1,853   24,853
    Hamburger Hafen und Logistik AG......................  2,121   48,924
*   Hapag-Lloyd AG.......................................    550   22,333
*   Heidelberger Druckmaschinen AG....................... 31,107   89,327
    Hella GmbH & Co KGaA.................................  2,270  133,729
    Hornbach Baumarkt AG.................................  1,015   30,089
    Hornbach Holding AG & Co. KGaA.......................    186   12,944
    Hugo Boss AG.........................................  5,208  469,613
    Indus Holding AG.....................................  2,461  154,456
    Isra Vision AG.......................................  1,400   86,156
    Jenoptik AG..........................................  5,689  228,858
    K+S AG............................................... 22,114  584,670
    Kloeckner & Co. SE................................... 11,414  125,731
    Koenig & Bauer AG....................................  1,415  109,996
    Krones AG............................................  1,345  166,384
    KSB SE & Co. KGaA....................................     31   13,003
    KWS Saat SE..........................................    236   93,060
    Lanxess AG...........................................  7,260  596,555
    LEG Immobilien AG....................................  5,351  601,859
    Leifheit AG..........................................    754   18,052
    Leoni AG.............................................  3,647  186,040
*   Manz AG..............................................    726   30,310
*   Medigene AG..........................................  1,273   18,695
    METRO AG.............................................  1,304   16,104
    MLP SE...............................................  7,438   48,546
    Nemetschek SE........................................  2,828  392,979
    Nexus AG.............................................  1,759   54,517
*   Nordex SE............................................  5,797   65,115
    Norma Group SE.......................................  3,229  204,731
    OHB SE...............................................    506   17,605
    OSRAM Licht AG.......................................  4,440  198,239
    Paragon GmbH & Co. KGaA..............................    263   14,101
    Patrizia Immobilien AG...............................  6,197  139,795
    Pfeiffer Vacuum Technology AG........................    720  118,145
    PNE AG............................................... 11,501   33,909
    PSI Software AG......................................  1,064   21,709
    Puma SE..............................................    210  105,406
    QSC AG...............................................  8,683   15,046
    Rational AG..........................................    110   75,341

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                            SHARES    VALUE>>
                                                            ------- -----------
GERMANY -- (Continued)
    Rheinmetall AG.........................................   4,040 $   488,239
    RHOEN-KLINIKUM AG......................................   4,034     118,497
    RIB Software SE........................................   3,595      79,824
*   Rocket Internet SE.....................................   6,230     216,575
    S&T AG.................................................   1,093      31,072
    SAF-Holland SA.........................................   5,479      91,138
    Salzgitter AG..........................................   4,476     221,364
*   Schaltbau Holding AG...................................     369      11,389
    Scout24 AG.............................................   3,072     159,830
    Secunet Security Networks AG...........................     157      22,060
*   Senvion SA.............................................   1,441      13,366
*   Shop Apotheke Europe NV................................     531      31,037
    SHW AG.................................................     529      19,699
    Siltronic AG...........................................   1,609     280,631
    Sixt Leasing SE........................................   1,354      27,016
    Sixt SE................................................   1,196     154,900
    SMA Solar Technology AG................................   1,447      61,147
    Software AG............................................   4,950     233,655
    Stabilus SA............................................   1,917     163,180
    STRATEC Biomedical AG..................................     265      22,342
    Stroeer SE & Co. KGaA..................................   2,162     132,752
    Suedzucker AG..........................................   6,873     100,294
*   SUESS MicroTec SE......................................   2,434      40,971
    Surteco Group SE.......................................     689      20,118
    TAG Immobilien AG......................................  12,267     277,297
    Takkt AG...............................................   3,842      72,431
    Technotrans SE.........................................     637      30,119
*   Tele Columbus AG.......................................   3,055      18,908
    TLG Immobilien AG......................................   7,017     183,425
*   Tom Tailor Holding SE..................................   3,567      26,635
    Traffic Systems SE.....................................     408       8,730
    Uniper SE..............................................   1,423      44,432
    VERBIO Vereinigte BioEnergie AG........................   2,533      18,339
    Vossloh AG.............................................   1,143      59,185
    VTG AG.................................................   1,548     100,844
    Wacker Neuson SE.......................................   3,397      87,732
    Washtec AG.............................................   1,274     111,250
    Wuestenrot & Wuerttembergische AG......................   2,745      59,903
    XING SE................................................     282      91,835
    Zeal Network SE........................................   1,170      33,121
                                                                    -----------
TOTAL GERMANY..............................................          14,707,564
                                                                    -----------
HONG KONG -- (2.6%)
#   Agritrade Resources, Ltd............................... 320,000      69,739
    Alco Holdings, Ltd.....................................  20,000       3,317
    Allied Group, Ltd......................................  13,600      84,959
    Allied Properties HK, Ltd.............................. 219,416      50,607
    APAC Resources, Ltd....................................   6,569       1,001
#*  Applied Development Holdings, Ltd...................... 255,000      17,940
    APT Satellite Holdings, Ltd............................  43,500      16,565
    Asia Financial Holdings, Ltd...........................  54,874      33,583
    Asia Satellite Telecommunications Holdings, Ltd........  11,500       7,035
#   Asia Standard International Group, Ltd.................  98,940      23,462
    Associated International Hotels, Ltd...................  28,000      84,972
    BOC Aviation, Ltd......................................   3,700      23,305
    BOE Varitronix, Ltd....................................  20,009       7,943
*   Bonjour Holdings, Ltd..................................  61,600       2,356
#   Bright Smart Securities & Commodities Group, Ltd.......  86,000      22,722
*   Brightoil Petroleum Holdings, Ltd...................... 314,000      22,503

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                  SHARES   VALUE>>
                                                                 --------- -------
HONG KONG -- (Continued)
#*  Brockman Mining, Ltd........................................   256,330 $ 6,644
*   Burwill Holdings, Ltd.......................................   302,000  11,769
    Cafe de Coral Holdings, Ltd.................................    30,000  75,673
*   Camsing International Holding, Ltd..........................    40,000  34,803
    Century City International Holdings, Ltd....................    43,340   3,982
    Chen Hsong Holdings.........................................    30,000   7,456
    Chevalier International Holdings, Ltd.......................     4,000   6,188
*   China Baoli Technologies Holdings, Ltd...................... 1,450,000  11,576
*   China Energy Development Holdings, Ltd......................   162,000   1,589
#   China Goldjoy Group, Ltd....................................   636,000  39,000
*   China HKBridge Holdings, Ltd................................    82,000  12,949
#*  China LNG Group, Ltd........................................   278,000  45,086
    China Motor Bus Co., Ltd....................................     1,600  20,022
*   China Shandong Hi-Speed Financial Group, Ltd................    84,000   2,458
*   China Soft Power Technology Holdings, Ltd...................    32,290     285
*   China Strategic Holdings, Ltd............................... 1,321,250  12,986
*   China Touyun Tech Group, Ltd................................   430,000   9,503
    Chinese Estates Holdings, Ltd...............................    47,000  62,412
    Chong Hing Bank, Ltd........................................    21,000  39,021
    Chow Sang Sang Holdings International, Ltd..................    27,000  47,430
    Chuang's Consortium International, Ltd......................    56,000  11,925
    CITIC Telecom International Holdings, Ltd...................   207,000  58,639
    CK Life Sciences Intl Holdings, Inc.........................   352,000  23,818
    CNQC International Holdings, Ltd............................    30,000   8,076
*   Common Splendor International Health Industry Group, Ltd....   150,000  16,624
#   Convenience Retail Asia, Ltd................................    50,000  22,138
#*  Convoy Global Holdings, Ltd.................................   516,000   4,115
*   Cosmopolitan International Holdings, Ltd....................   140,000  21,219
#   Cowell e Holdings, Inc......................................    47,000   9,912
*   CP Lotus Corp...............................................   290,000   3,925
    Cross-Harbour Holdings, Ltd. (The)..........................    30,658  51,580
    CSI Properties, Ltd.........................................   859,543  48,190
*   CST Group, Ltd.............................................. 2,064,000   8,662
    Dah Sing Banking Group, Ltd.................................    38,528  81,842
    Dah Sing Financial Holdings, Ltd............................    15,406  97,777
    Dickson Concepts International, Ltd.........................    14,500   6,212
*   Digital Domain Holdings, Ltd................................ 1,060,000  17,309
*   eForce Holdings, Ltd........................................   696,000  14,930
    Emperor Capital Group, Ltd..................................   270,000  16,382
    Emperor Entertainment Hotel, Ltd............................    40,000   8,773
    Emperor International Holdings, Ltd.........................   140,333  40,250
    Emperor Watch & Jewellery, Ltd..............................   210,000  11,815
#   Enerchina Holdings, Ltd.....................................   700,200  38,894
*   ENM Holdings, Ltd...........................................   144,000  18,775
#*  Esprit Holdings, Ltd........................................   189,750  51,344
    Fairwood Holdings, Ltd......................................    10,500  40,019
    Far East Consortium International, Ltd......................   161,876  90,800
#*  FIH Mobile, Ltd.............................................   347,000  52,715
    First Pacific Co., Ltd......................................   166,000  77,133
    Fountain SET Holdings, Ltd..................................    28,000   4,213
*   Freeman FinTech Corp., Ltd..................................   620,000   8,165
*   Future World Financial Holdings, Ltd........................     8,383     127
    Get Nice Holdings, Ltd......................................   651,000  22,851
    Giordano International, Ltd.................................   126,000  71,568
#*  Global Brands Group Holding, Ltd............................   634,000  36,060
    Glorious Sun Enterprises, Ltd...............................    72,000   7,441
#*  Gold-Finance Holdings, Ltd..................................    88,000  26,566
    Goodbaby International Holdings, Ltd........................   129,000  67,628
    Great Eagle Holdings, Ltd...................................    20,225  99,279

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                             SHARES   VALUE>>
                                                            --------- --------
HONG KONG -- (Continued)
*   G-Resources Group, Ltd................................. 2,577,000 $ 30,245
    Guotai Junan International Holdings, Ltd...............   254,400   59,490
    Haitong International Securities Group, Ltd............   191,858   86,705
    Hang Lung Group, Ltd...................................    12,000   35,508
    Hanison Construction Holdings, Ltd.....................    27,198    4,715
*   Hao Tian Development Group, Ltd........................   400,400   13,730
    Harbour Centre Development, Ltd........................    13,500   25,907
    HKBN, Ltd..............................................    76,000  117,756
    HKR International, Ltd.................................    74,533   46,311
    Hoifu Energy Group, Ltd................................   102,000   12,735
    Hong Kong Aircraft Engineering Co., Ltd................     4,400   38,851
    Hong Kong Ferry Holdings Co., Ltd......................    23,000   25,675
#   Hong Kong International Construction Investment
      Management Group Co., Ltd............................   120,003   28,026
#*  Hong Kong Television Network, Ltd......................    32,239   11,420
    Hongkong & Shanghai Hotels, Ltd. (The).................    69,000   96,818
#   Hongkong Chinese, Ltd..................................    90,000   14,365
    Hopewell Holdings, Ltd.................................    51,166  181,765
    Huarong International Financial Holdings, Ltd..........    33,000    4,330
    Hung Hing Printing Group, Ltd..........................    29,815    5,625
#   Hutchison Telecommunications Hong Kong Holdings, Ltd...   162,000   57,990
    IGG, Inc...............................................    78,000  101,079
*   Imagi International Holdings, Ltd......................    22,800    5,010
    IT, Ltd................................................    54,000   35,560
    ITC Properties Group, Ltd..............................    30,000    9,323
    Johnson Electric Holdings, Ltd.........................    32,875   97,444
    Kerry Logistics Network, Ltd...........................    61,000   79,894
    Kingston Financial Group, Ltd..........................    36,000    8,864
    Kowloon Development Co., Ltd...........................    41,000   47,784
    Lai Sun Development Co., Ltd...........................    30,608   52,513
    Lai Sun Garment International, Ltd.....................     9,000   13,185
*   Landing International Development, Ltd.................    57,600   57,138
    Landsea Green Group Co., Ltd...........................   180,000   21,557
    Lifestyle International Holdings, Ltd..................    55,000  109,494
    Lippo China Resources, Ltd.............................   586,000   14,221
    Liu Chong Hing Investment, Ltd.........................    18,000   28,464
    L'Occitane International SA............................    32,250   56,317
    Luk Fook Holdings International, Ltd...................    30,000  106,735
    Lung Kee Bermuda Holdings..............................    26,000   12,726
    Macau Legend Development, Ltd..........................   293,000   51,944
    Magnificent Hotel Investment, Ltd......................   336,000    8,688
#   Man Wah Holdings, Ltd..................................   127,200   93,813
*   Mason Group Holdings, Ltd.............................. 2,829,598   54,384
*   Master Glory Group, Ltd................................   660,000    3,521
    Microport Scientific Corp..............................    36,000   41,605
#   Midland Holdings, Ltd..................................    60,000   16,483
*   Midland IC&I, Ltd......................................    30,000    1,169
    Ming Fai International Holdings, Ltd...................    44,000    5,826
    Miramar Hotel & Investment.............................    20,000   38,141
    Modern Dental Group, Ltd...............................    43,000   10,253
*   Mongolian Mining Corp..................................   171,249    2,597
    NagaCorp., Ltd.........................................    46,000   51,690
    Nameson Holdings, Ltd..................................    74,000   12,652
#   Nanfang Communication Holdings, Ltd....................    36,000   21,587
*   New Sports Group, Ltd..................................   100,000    8,438
*   New Times Energy Corp., Ltd............................    52,200      905
*   NewOcean Energy Holdings, Ltd..........................   110,000   27,232
*   Nimble Holdings Co., Ltd...............................    28,000    3,887
#   OP Financial, Ltd......................................   116,000   44,435

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE>>
                                                                 ------- --------
HONG KONG -- (Continued)
    Orange Sky Golden Harvest Entertainment Holdings, Ltd....... 115,000 $  7,190
    Orient Overseas International, Ltd..........................  18,000  189,310
    Oriental Watch Holdings.....................................  14,000    4,314
*   Pacific Andes International Holdings, Ltd................... 126,000      440
*   Pacific Basin Shipping, Ltd................................. 490,000  128,053
    Pacific Textiles Holdings, Ltd..............................  78,000   65,444
    Paliburg Holdings, Ltd......................................  26,000   10,644
#*  Paradise Entertainment, Ltd.................................  40,000    4,595
    PC Partner Group, Ltd.......................................  30,000   25,162
#   Pico Far East Holdings, Ltd.................................  96,000   39,766
    Playmates Toys, Ltd.........................................  60,000    5,660
    Polytec Asset Holdings, Ltd.................................  30,000    3,257
    Public Financial Holdings, Ltd..............................  24,000   10,080
*   PYI Corp., Ltd.............................................. 169,839    3,098
#*  Realord Group Holdings, Ltd.................................  54,000   31,786
    Regal Hotels International Holdings, Ltd....................  29,000   16,594
#   Regina Miracle International Holdings, Ltd..................  43,000   33,950
    Sa Sa International Holdings, Ltd........................... 123,274   65,805
#   SEA Holdings, Ltd...........................................  50,046   71,594
    Shenwan Hongyuan HK, Ltd....................................  25,000    6,555
    Shun Ho Property Investments, Ltd...........................   5,544    1,987
    Shun Tak Holdings, Ltd...................................... 190,000   77,117
    Sing Tao News Corp., Ltd....................................  14,000    1,679
    Singamas Container Holdings, Ltd............................ 132,000   16,857
    SITC International Holdings Co., Ltd........................ 119,000  115,525
    SmarTone Telecommunications Holdings, Ltd...................  53,500   55,354
*   SOCAM Development, Ltd......................................  28,127    8,305
#*  Solartech International Holdings, Ltd....................... 240,000   32,707
*   Solomon Systech International, Ltd..........................  58,000    2,075
    Soundwill Holdings, Ltd.....................................   4,000    6,381
*   South Shore Holdings, Ltd...................................  54,450    4,868
    Stella International Holdings, Ltd..........................  55,000   62,355
#*  Summit Ascent Holdings, Ltd.................................  92,000    9,394
    Sun Hung Kai & Co., Ltd.....................................  50,464   29,493
#   SUNeVision Holdings, Ltd....................................  24,000   17,152
    TAI Cheung Holdings, Ltd....................................  37,000   39,916
    Tao Heung Holdings, Ltd.....................................  17,000    2,947
    Television Broadcasts, Ltd..................................  32,000   99,346
#   Texwinca Holdings, Ltd......................................  78,000   34,339
    TK Group Holdings, Ltd......................................  30,000   24,965
*   TOM Group, Ltd.............................................. 130,000   37,472
#   Town Health International Medical Group, Ltd................ 330,000   10,881
    Transport International Holdings, Ltd.......................  22,800   65,958
*   Trinity, Ltd................................................  58,000    4,601
*   TSC Group Holdings, Ltd.....................................  39,000    2,453
    Union Medical Healthcare, Ltd...............................  46,000   30,117
    United Laboratories International Holdings, Ltd. (The)......  59,000   56,263
    Upbest Group, Ltd........................................... 148,000   20,647
    Value Partners Group, Ltd...................................  86,000   67,166
*   Victory City International Holdings, Ltd....................  36,937      598
    Vitasoy International Holdings, Ltd.........................  62,000  220,916
#   VPower Group International Holdings, Ltd....................  35,000   16,124
    VSTECS Holdings, Ltd........................................  89,600   48,632
    VTech Holdings, Ltd.........................................  13,200  147,944
    Wai Kee Holdings, Ltd.......................................  52,000   27,136
    Wang On Group, Ltd.......................................... 260,000    3,783
#*  We Solutions, Ltd........................................... 136,000   16,141
    Wing On Co. International, Ltd..............................  14,000   51,568
    Wing Tai Properties, Ltd....................................   6,000    4,697

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
HONG KONG -- (Continued)
*   Yat Sing Holdings, Ltd............................... 150,000 $    5,359
    YGM Trading, Ltd.....................................   4,000      3,338
    Yugang International, Ltd............................ 576,000     15,455
#*  Yunfeng Financial Group, Ltd.........................  20,000     12,023
                                                                  ----------
TOTAL HONG KONG.                                                   6,710,388
                                                                  ----------
IRELAND -- (0.3%)
    C&C Group P.L.C......................................  22,711     91,266
*   Datalex P.L.C........................................     874      2,582
    FBD Holdings P.L.C...................................   1,308     15,870
    FBD Holdings P.L.C...................................   1,355     16,429
    Glanbia P.L.C........................................   9,570    157,432
    Irish Continental Group P.L.C........................   6,582     40,387
    Irish Continental Group P.L.C........................   3,760     22,893
*   Kenmare Resources P.L.C..............................     255        732
    Kingspan Group P.L.C.................................     195      9,055
    Kingspan Group P.L.C.................................   3,535    164,197
    Smurfit Kappa Group P.L.C............................   7,031    288,905
                                                                  ----------
TOTAL IRELAND............................................            809,748
                                                                  ----------
ISRAEL -- (0.8%)
*   ADO Group, Ltd.......................................   1,623     33,262
*   Africa Israel Properties, Ltd........................   1,216     26,920
*   Airport City, Ltd....................................   6,659     75,674
*   Allot Communications, Ltd............................   3,228     16,325
    Alony Hetz Properties & Investments, Ltd.............   4,111     40,404
    Alrov Properties and Lodgings, Ltd...................     487     15,030
    Amot Investments, Ltd................................  10,843     54,691
*   Arko Holdings, Ltd...................................  23,300     11,747
    Ashtrom Properties, Ltd..............................   2,835     11,598
*   AudioCodes, Ltd......................................   2,455     23,543
    Bayside Land Corp....................................     103     45,350
    Big Shopping Centers, Ltd............................     347     22,404
    Blue Square Real Estate, Ltd.........................     407     14,192
*   Brack Capital Properties NV..........................     328     36,582
    Camtek, Ltd..........................................   1,575     12,727
    Carasso Motors, Ltd..................................   2,404     13,003
*   Cellcom Israel, Ltd..................................   5,134     29,348
*   Clal Biotechnology Industries, Ltd...................   4,323      3,874
*   Clal Insurance Enterprises Holdings, Ltd.............   2,083     34,060
*   Compugen, Ltd........................................   3,299     10,495
    Danel Adir Yeoshua, Ltd..............................     240     10,434
    Delek Automotive Systems, Ltd........................   4,148     21,926
    Delek Group, Ltd.....................................     202     28,755
    Delta-Galil Industries, Ltd..........................   1,324     38,267
    Dexia Israel Bank, Ltd...............................      56      8,913
    Direct Insurance Financial Investments, Ltd..........     901     10,128
*   El Al Israel Airlines................................  28,107      6,993
    Electra Consumer Products 1970, Ltd..................     515      5,120
    Electra, Ltd.........................................     177     40,866
*   Energix-Renewable Energies, Ltd......................  10,863     11,322
*   Enlight Renewable Energy, Ltd........................  62,108     30,667
*   Equital, Ltd.........................................     452     10,587
    First International Bank Of Israel, Ltd..............   3,594     77,328
    FMS Enterprises Migun, Ltd...........................     266      7,355
    Formula Systems 1985, Ltd............................   1,241     43,989
    Fox Wizel, Ltd.......................................     516     10,683
*   Gilat Satellite Networks, Ltd........................   2,140     18,132

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES   VALUE>>
                                                           ------- ----------
ISRAEL -- (Continued)
    Hadera Paper, Ltd.....................................     335 $   23,949
    Hamlet Israel-Canada, Ltd.............................     463     11,221
    Harel Insurance Investments & Financial Services, Ltd.  10,397     79,923
    Hilan, Ltd............................................   1,395     31,219
    IDI Insurance Co., Ltd................................     657     39,832
*   Industrial Buildings Corp., Ltd.......................  12,778     16,189
    Inrom Construction Industries, Ltd....................   3,693     13,475
    Isras Investment Co., Ltd.............................      89      9,898
*   Jerusalem Oil Exploration.............................     820     41,367
*   Kamada, Ltd...........................................   1,265      7,121
    Kenon Holdings, Ltd...................................   1,743     27,776
    Kerur Holdings, Ltd...................................     357      9,357
    Magic Software Enterprises, Ltd.......................   2,800     23,518
    Matrix IT, Ltd........................................   3,427     36,005
    Maytronics, Ltd.......................................   2,871     14,744
*   Mazor Robotics, Ltd...................................   1,564     48,700
#*  Mazor Robotics, Ltd., Sponsored ADR...................     900     56,358
    Mediterranean Towers, Ltd.............................  10,111     17,197
    Mega Or Holdings, Ltd.................................   1,091     11,923
    Melisron, Ltd.........................................   1,608     63,199
    Menora Mivtachim Holdings, Ltd........................   3,053     32,942
*   Migdal Insurance & Financial Holding, Ltd.............  34,652     33,979
    Naphtha Israel Petroleum Corp., Ltd...................   4,099     23,565
    Neto ME Holdings, Ltd.................................      95      7,557
*   Nova Measuring Instruments, Ltd.......................   2,529     71,054
    Oil Refineries, Ltd................................... 165,465     76,215
*   Partner Communications Co., Ltd.......................   9,203     35,422
    Paz Oil Co., Ltd......................................     585     83,499
    Phoenix Holdings, Ltd. (The)..........................  10,938     58,518
    Plasson Industries, Ltd...............................     283     11,991
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd...     700     33,146
*   Redhill Biopharma, Ltd................................  14,311     10,947
    Scope Metals Group, Ltd...............................     432     10,951
    Shapir Engineering and Industry, Ltd..................   6,358     18,433
    Shikun & Binui, Ltd...................................  22,660     42,020
    Shufersal, Ltd........................................   9,016     54,466
*   SodaStream International, Ltd.........................     112      9,651
    Summit Real Estate Holdings, Ltd......................   3,188     27,195
                                                                   ----------
TOTAL ISRAEL..............................................          2,137,216
                                                                   ----------
ITALY -- (4.1%)
    A2A SpA............................................... 147,937    271,377
    ACEA SpA..............................................   5,177     81,825
    Amplifon SpA..........................................   9,533    212,607
    Anima Holding SpA.....................................  12,666     67,892
*   Ansaldo STS SpA.......................................   8,599    126,714
    Aquafil SpA...........................................   1,320     19,992
*   Arnoldo Mondadori Editore SpA.........................  16,088     27,365
    Ascopiave SpA.........................................  10,073     37,432
#*  Astaldi SpA...........................................   5,928     13,328
    Autogrill SpA.........................................  13,630    148,786
    Avio SpA..............................................   1,200     19,873
    Azimut Holding SpA....................................  10,088    169,048
*   Banca Carige SpA......................................  13,880        145
    Banca Farmafactoring SpA..............................   2,505     15,629
    Banca Generali SpA....................................   5,705    153,567
    Banca IFIS SpA........................................   2,374     74,250
    Banca Mediolanum SpA..................................  19,166    137,425
    Banca Popolare di Sondrio SCPA........................  52,440    226,786

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                            SHARES  VALUE>>
                                                            ------- --------
ITALY -- (Continued)
#   Banca Profilo SpA......................................  12,870 $  3,230
#   Banca Sistema SpA......................................   3,568    8,744
#*  Banco BPM SpA.......................................... 155,894  494,088
    Banco di Desio e della Brianza SpA.....................   5,000   12,807
    BasicNet SpA...........................................   3,790   18,118
    Biesse SpA.............................................   1,304   53,661
#   BPER Banca.............................................  77,375  430,755
    Brembo SpA.............................................  13,132  179,741
    Brunello Cucinelli SpA.................................   3,349  139,032
#   Buzzi Unicem SpA.......................................   7,796  171,471
    Cairo Communication SpA................................  12,430   47,077
*   Caltagirone Editore SpA................................   3,000    4,426
#   Carraro SpA............................................   2,536    8,689
    Cembre SpA.............................................     355   10,387
    Cementir Holding SpA...................................   7,083   57,378
    Cerved Group SpA.......................................  18,269  209,881
    CIR-Compagnie Industriali Riunite SpA..................  53,770   65,196
    Credito Emiliano SpA...................................   9,212   68,213
#*  Credito Valtellinese SpA............................... 912,608  112,961
    Danieli & C Officine Meccaniche SpA....................   1,716   42,115
    Datalogic SpA..........................................   1,800   60,701
    De' Longhi SpA.........................................   5,135  150,868
    DeA Capital SpA........................................  11,197   16,871
    DiaSorin SpA...........................................   2,216  237,736
    Ei Towers SpA..........................................   1,896  126,248
    El.En. SpA.............................................     542   17,882
    Enav SpA...............................................  25,524  131,463
    ERG SpA................................................   7,232  162,545
    Esprinet SpA...........................................   2,060    9,306
    Falck Renewables SpA...................................  15,017   39,595
#   Fila SpA...............................................   2,357   51,398
*   Fincantieri SpA........................................  73,654  110,843
    FinecoBank Banca Fineco SpA............................  27,784  325,807
#*  GEDI Gruppo Editoriale SpA.............................   7,849    3,104
#   Geox SpA...............................................   8,460   22,472
#   Gruppo MutuiOnline SpA.................................   2,306   37,015
    Hera SpA...............................................  73,921  245,161
*   IMMSI SpA..............................................   8,658    5,418
    Industria Macchine Automatiche SpA.....................   1,214  101,942
    Infrastrutture Wireless Italiane SpA...................  12,866  105,227
#*  Intek Group SpA........................................  17,854    7,520
    Interpump Group SpA....................................   6,610  207,785
    Iren SpA...............................................  67,680  191,355
    Italgas SpA............................................  42,309  243,358
    Italmobiliare SpA......................................   1,450   34,665
    IVS Group SA...........................................     649    8,987
#*  Juventus Football Club SpA.............................  57,277   58,335
    La Doria SpA...........................................   1,865   22,859
#   Leonardo SpA...........................................  12,316  147,140
    Maire Tecnimont SpA....................................  13,460   69,654
    MARR SpA...............................................   3,575   96,353
    Massimo Zanetti Beverage Group SpA.....................   1,475   12,086
#*  Mediaset SpA...........................................  57,273  193,908
    Moncler SpA............................................   8,821  388,773
    Nice SpA...............................................   3,992   15,340
*   Openjobmetis SpA agenzia per il lavoro.................     845    9,783
    OVS SpA................................................  16,480   53,874
    Parmalat SpA...........................................   9,069   31,350
    Piaggio & C SpA........................................  26,542   69,961

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                            SHARES    VALUE>>
                                                            ------- -----------
ITALY -- (Continued)
    Prima Industrie SpA....................................     444 $    18,852
    Prysmian SpA...........................................  13,915     355,452
    RAI Way SpA............................................   8,501      48,281
    Reno de Medici SpA.....................................  26,327      31,949
    Reply SpA..............................................   1,920     129,686
#   Retelit SpA............................................  23,036      43,306
*   Rizzoli Corriere Della Sera Mediagroup SpA.............  10,634      13,301
    Sabaf SpA..............................................   1,277      24,176
    SAES Getters SpA.......................................     616      15,363
#*  Safilo Group SpA.......................................   2,996      15,410
*   Saipem SpA.............................................  67,615     353,167
#   Salini Impregilo SpA...................................  21,276      56,097
    Salvatore Ferragamo SpA................................   3,890      89,815
    Saras SpA..............................................  48,346     115,751
    Sesa SpA...............................................     768      27,061
    Societa Cattolica di Assicurazioni SC..................  21,270     195,144
    Societa Iniziative Autostradali e Servizi SpA..........   7,691     136,228
*   Sogefi SpA.............................................   3,015       7,494
    SOL SpA................................................   2,651      33,611
#   Tamburi Investment Partners SpA........................  10,905      80,229
    Technogym SpA..........................................   7,877      85,760
    Tecnoinvestimenti SpA..................................   2,663      17,598
#*  Tiscali SpA............................................ 110,959       3,103
#   Tod's SpA..............................................   1,433      91,226
#*  TREVI--Finanziaria Industriale SpA.....................   6,018       2,425
    Unieuro SpA............................................     837      11,177
#   Unione di Banche Italiane SpA.......................... 107,663     444,227
#   Unipol Gruppo SpA......................................  44,425     184,534
#   UnipolSai Assicurazioni SpA............................  80,147     182,164
    Vittoria Assicurazioni SpA.............................   4,244      69,206
    Zignago Vetro SpA......................................   2,192      20,891
                                                                    -----------
TOTAL ITALY................................................          10,669,383
                                                                    -----------
JAPAN -- (22.7%)
    77 Bank, Ltd. (The)....................................   7,300     175,815
    A&D Co., Ltd...........................................   3,000      28,153
    Abist Co., Ltd.........................................     500      20,749
*   Access Co., Ltd........................................   4,800      44,730
    Achilles Corp..........................................   2,500      52,222
    Adastria Co., Ltd......................................   4,140      52,380
    ADEKA Corp.............................................   7,700     130,329
    Advan Co., Ltd.........................................   1,600      14,764
    Adventure, Inc.........................................     300      22,456
    Aeon Delight Co., Ltd..................................   1,800      65,883
    Aeon Fantasy Co., Ltd..................................     800      35,492
#   Aeon Hokkaido Corp.....................................   1,400      10,084
#   Aeria, Inc.............................................   2,100      26,032
#   Agro-Kanesho Co., Ltd..................................     900      24,142
    Ahresty Corp...........................................   2,700      23,721
    Ai Holdings Corp.......................................   3,200      71,004
    Aichi Bank, Ltd. (The).................................     800      37,551
    Aichi Corp.............................................   5,600      32,017
    Aichi Steel Corp.......................................   1,500      57,663
    Aichi Tokei Denki Co., Ltd.............................     300      12,013
    Aida Engineering, Ltd..................................   4,000      38,359
    Aiphone Co., Ltd.......................................   1,100      17,332
    Airport Facilities Co., Ltd............................   3,500      19,461
    Aisan Industry Co., Ltd................................   4,170      38,044
    AIT Corp...............................................   1,800      17,683

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                            SHARES VALUE>>
                                                            ------ --------
JAPAN -- (Continued)
    Aizawa Securities Co., Ltd.............................  5,200 $ 34,624
    Ajis Co., Ltd..........................................    800   24,896
    Akatsuki, Inc..........................................    500   19,005
#*  Akebono Brake Industry Co., Ltd........................ 14,000   34,740
    Akita Bank, Ltd. (The).................................  2,400   64,713
    Albis Co., Ltd.........................................    800   22,488
#   Alconix Corp...........................................  1,600   24,685
    Alinco, Inc............................................  2,200   21,495
    Alpen Co., Ltd.........................................  2,000   43,215
    Alpha Corp.............................................    500    6,904
    Alpha Systems, Inc.....................................  1,300   26,827
    Alpine Electronics, Inc................................  3,800   84,765
    Alps Logistics Co., Ltd................................  2,000   15,257
    Altech Corp............................................  2,100   44,424
    Amano Corp.............................................  4,200   86,400
    Amiyaki Tei Co., Ltd...................................    300   11,967
    Amuse, Inc.............................................  1,000   28,697
    Anest Iwata Corp.......................................  3,000   29,868
    Anicom Holdings, Inc...................................  1,500   63,409
    AOI Electronic Co., Ltd................................    500   16,558
    AOKI Holdings, Inc.....................................  3,200   45,871
#   Aomori Bank, Ltd. (The)................................  2,600   79,685
    Aoyama Trading Co., Ltd................................  4,900  162,055
    Aoyama Zaisan Networks Co., Ltd........................  1,600   29,836
    Apaman Co., Ltd........................................  1,800   17,506
    Arakawa Chemical Industries, Ltd.......................  1,800   30,210
    Arata Corp.............................................    900   48,556
    Arcland Sakamoto Co., Ltd..............................  4,400   61,607
    Arcland Service Holdings Co., Ltd......................  2,000   37,769
    Arcs Co., Ltd..........................................  3,600   90,135
    Arealink Co., Ltd......................................  1,000   29,601
    Argo Graphics, Inc.....................................  1,100   43,008
    Ariake Japan Co., Ltd..................................    100    8,581
    Arisawa Manufacturing Co., Ltd.........................  5,100   54,186
    Artnature, Inc.........................................  1,000    7,006
    As One Corp............................................    990   69,267
    Asahi Co., Ltd.........................................  2,700   33,330
    Asahi Diamond Industrial Co., Ltd......................  5,800   42,237
    Asahi Holdings, Inc....................................  2,900   58,163
    Asahi Kogyosha Co., Ltd................................    600   18,424
    Asahi Printing Co., Ltd................................  1,100   11,969
    ASAHI YUKIZAI Corp.....................................  2,300   45,362
    Asanuma Corp...........................................  8,000   28,660
    Ashimori Industry Co., Ltd.............................    300    6,732
    Asia Pile Holdings Corp................................  2,200   15,592
    ASKA Pharmaceutical Co., Ltd...........................  3,900   45,431
#   Asukanet Co., Ltd......................................    600    8,095
    Asunaro Aoki Construction Co., Ltd.....................  1,800   16,045
    Ateam, Inc.............................................  1,400   29,466
    Atom Corp..............................................  9,000   81,890
*   Atrae, Inc.............................................  1,000   20,913
    Atsugi Co., Ltd........................................  1,500   15,749
    Autobacs Seven Co., Ltd................................  7,200  123,737
    Avex, Inc..............................................  4,300   59,029
    Awa Bank, Ltd. (The)................................... 19,000  122,762
    Axial Retailing, Inc...................................  1,800   65,890
    Bando Chemical Industries, Ltd.........................  5,100   56,099
    Bank of Iwate, Ltd. (The)..............................  2,000   85,267
#   Bank of Nagoya, Ltd. (The).............................  1,400   51,094

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                               SHARES VALUE>>
                                                               ------ --------
JAPAN -- (Continued)
    Bank of Okinawa, Ltd. (The)...............................  2,460 $ 97,060
    Bank of Saga, Ltd. (The)..................................  1,600   37,432
    Bank of the Ryukyus, Ltd..................................  3,600   57,098
    Baroque Japan, Ltd........................................  1,700   15,014
    BayCurrent Consulting, Inc................................  1,100   32,380
    Beenos, Inc...............................................  1,300   20,034
    Belc Co., Ltd.............................................  1,000   48,054
    Bell System24 Holdings, Inc...............................  2,400   42,431
    Belluna Co., Ltd..........................................  6,900   80,706
    Benefit One, Inc..........................................  2,700   77,616
*   Bengo4.com, Inc...........................................  1,100   28,412
    Biofermin Pharmaceutical Co., Ltd.........................    400   10,239
    BML, Inc..................................................  2,000   50,087
#   Bookoff Corp..............................................  1,000    7,052
    Bourbon Corp..............................................  1,100   25,968
    BP Castrol K.K............................................  1,300   18,912
    Br Holdings Corp..........................................  1,200    5,227
*   BrainPad, Inc.............................................    500   19,931
    Broadleaf Co., Ltd........................................  5,600   33,916
    BRONCO BILLY Co., Ltd.....................................  1,100   34,836
    Bunka Shutter Co., Ltd....................................  6,984   58,019
    C Uyemura & Co., Ltd......................................    400   30,057
    CAC Holdings Corp.........................................  1,700   16,416
    Can Do Co., Ltd...........................................  1,000   15,287
    Canon Electronics, Inc....................................  2,600   54,947
    Career Design Center Co., Ltd.............................    500    9,108
    Carlit Holdings Co., Ltd..................................  2,600   23,884
    Cawachi, Ltd..............................................  1,800   35,335
    Central Automotive Products, Ltd..........................  1,600   26,122
    Central Glass Co., Ltd....................................  3,400   81,276
    Central Sports Co., Ltd...................................    400   14,274
    Chiba Kogyo Bank, Ltd. (The)..............................  7,400   33,341
    Chilled & Frozen Logistics Holdings Co., Ltd..............  1,100   13,238
    CHIMNEY Co., Ltd..........................................    400   10,439
    Chiyoda Co., Ltd..........................................  1,700   35,288
    Chiyoda Corp.............................................. 11,700   93,673
    Chiyoda Integre Co., Ltd..................................  1,900   42,070
    Chofu Seisakusho Co., Ltd.................................  2,800   60,031
    Chori Co., Ltd............................................  1,400   25,990
    Chubu Shiryo Co., Ltd.....................................  3,200   46,488
    Chudenko Corp.............................................  3,900   94,557
    Chuetsu Pulp & Paper Co., Ltd.............................    800   11,964
*   Chugai Mining Co., Ltd....................................  5,000      986
    Chugai Ro Co., Ltd........................................    700   15,770
    Chugoku Marine Paints, Ltd................................  7,800   74,882
    Chukyo Bank, Ltd. (The)...................................  1,800   37,385
    Chuo Spring Co., Ltd......................................    500   17,520
    CI Takiron Corp...........................................  8,000   46,133
    Citizen Watch Co., Ltd.................................... 20,600  135,688
    CKD Corp..................................................  4,700   72,113
    Clarion Co., Ltd.......................................... 12,000   31,811
    Cleanup Corp..............................................  2,000   14,431
    CMIC Holdings Co., Ltd....................................    600   13,437
    CMK Corp..................................................  8,500   59,163
    cocokara fine, Inc........................................  1,779  104,406
    Coco's Japan Co., Ltd.....................................    600   12,566
    COLOPL, Inc...............................................  5,000   32,921
    Colowide Co., Ltd.........................................  3,700   93,642
    Computer Engineering & Consulting, Ltd....................  3,000   59,595

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE>>
                                                                 ------ --------
JAPAN -- (Continued)
    Comture Corp................................................    900 $ 29,210
    CONEXIO Corp................................................  1,300   25,933
#   COOKPAD, Inc................................................  8,200   35,467
    Corona Corp.................................................  1,300   14,915
    Cosel Co., Ltd..............................................  1,600   18,951
    Cota Co., Ltd...............................................  1,210   15,662
#   Create Restaurants Holdings, Inc............................  4,500   54,105
    Create SD Holdings Co., Ltd.................................  2,400   59,692
    Creek & River Co., Ltd......................................  1,700   17,575
    Cresco, Ltd.................................................    500   14,853
    CTI Engineering Co., Ltd....................................  1,400   18,181
    CTS Co., Ltd................................................  3,200   31,228
#*  Cyberstep, Inc..............................................    300    5,631
    D.A. Consortium Holdings, Inc...............................  2,600   62,867
    Dai Nippon Toryo Co., Ltd...................................  2,200   28,005
    Daibiru Corp................................................  4,100   42,340
    Dai-Dan Co., Ltd............................................  1,500   35,747
    Daido Kogyo Co., Ltd........................................    900    9,510
    Daido Metal Co., Ltd........................................  5,500   57,098
    Daido Steel Co., Ltd........................................  2,000   98,771
    Daihatsu Diesel Manufacturing Co., Ltd......................  2,400   15,927
    Daihen Corp................................................. 11,000   70,261
    Daiho Corp.................................................. 12,000   71,708
    Daiichi Jitsugyo Co., Ltd...................................  1,700   54,253
    Daiichi Kensetsu Corp.......................................  1,100   17,502
#   Daiichi Kigenso Kagaku-Kogyo Co., Ltd.......................  2,500   26,727
    Dai-ichi Seiko Co., Ltd.....................................  1,400   22,899
    Daiken Corp.................................................  1,400   31,334
    Daiken Medical Co., Ltd.....................................  2,800   20,549
    Daiki Aluminium Industry Co., Ltd...........................  3,000   19,848
    Daikoku Denki Co., Ltd......................................    900   14,246
    Daikokutenbussan Co., Ltd...................................    500   22,169
    Daikyo, Inc.................................................  2,700   54,133
    Daikyonishikawa Corp........................................  2,400   35,665
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd......  1,600   50,885
#   Daio Paper Corp.............................................  6,900   95,100
    Daiseki Co., Ltd............................................  2,730   74,915
    Daishi Bank, Ltd. (The).....................................  2,900  123,070
    Daito Bank, Ltd. (The)......................................  1,000   11,182
    Daito Pharmaceutical Co., Ltd...............................  1,450   45,594
    Daitron Co., Ltd............................................    800   15,554
    Daiwa Industries, Ltd.......................................  3,000   34,024
    Daiwabo Holdings Co., Ltd...................................  1,600   82,842
    Daiyu Lic Holdings Co., Ltd.................................    700    7,594
    DCM Holdings Co., Ltd.......................................  9,900   88,673
#   DD Holdings Co., Ltd........................................    300    7,996
    Denki Kogyo Co., Ltd........................................  1,600   43,727
    Denyo Co., Ltd..............................................  2,000   30,432
    Descente, Ltd...............................................  3,300   62,757
    Dexerials Corp..............................................  5,800   57,478
    Digital Arts, Inc...........................................  1,000   47,933
    Digital Hearts Holdings Co., Ltd............................  1,200   15,755
#   Digital Information Technologies Corp.......................    800    8,053
    Dip Corp....................................................  1,700   43,233
    DKS Co., Ltd................................................  6,000   41,755
    DMG Mori Co., Ltd...........................................  7,800  119,767
    Doshisha Co., Ltd...........................................  3,500   78,965
    Doutor Nichires Holdings Co., Ltd...........................  3,112   58,636
    Dowa Holdings Co., Ltd......................................  1,700   54,666

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE>>
                                                                 ------ --------
JAPAN -- (Continued)
*   Drecom Co., Ltd.............................................  1,200 $  8,928
    DTS Corp....................................................  1,900   72,284
    Duskin Co., Ltd.............................................  4,100  103,942
    DyDo Group Holdings, Inc....................................    900   49,512
    Eagle Industry Co., Ltd.....................................  2,000   32,432
    Earth Corp..................................................    900   45,439
    Ebara Jitsugyo Co., Ltd.....................................    900   19,018
    EDION Corp..................................................  7,400   73,976
    EF-ON, Inc..................................................  1,080   13,629
    eGuarantee, Inc.............................................  1,600   34,909
    E-Guardian, Inc.............................................  1,100   28,078
    Ehime Bank, Ltd. (The)......................................  3,800   43,820
    Eidai Co., Ltd..............................................  3,000   14,865
    Eighteenth Bank, Ltd. (The)................................. 16,000   43,166
    Eiken Chemical Co., Ltd.....................................  3,000   65,650
    Eizo Corp...................................................  1,500   66,949
    Elan Corp...................................................  1,100   33,526
    Elecom Co., Ltd.............................................  1,100   26,151
    Elematec Corp...............................................    900   21,210
    EM Systems Co., Ltd.........................................  2,000   22,280
    Endo Lighting Corp..........................................  1,700   13,596
#*  Eneres Co., Ltd.............................................  2,000    8,658
*   Enigmo, Inc.................................................  1,300   16,822
    en-japan, Inc...............................................    700   33,123
    Enplas Corp.................................................  1,300   36,705
    EPS Holdings, Inc...........................................  2,800   53,574
    eRex Co., Ltd...............................................  3,900   39,712
#   ES-Con Japan, Ltd...........................................  3,600   23,594
#   Escrow Agent Japan Co., Ltd.................................  3,500   14,163
    ESPEC Corp..................................................  2,000   41,866
    Exedy Corp..................................................  3,100   99,743
    F@N Communications, Inc.....................................  6,200   38,812
    FALCO HOLDINGS Co., Ltd.....................................  1,400   23,854
    FCC Co., Ltd................................................  3,800  111,654
#*  FDK Corp.................................................... 11,000   19,373
    Feed One Co., Ltd........................................... 10,700   21,336
#   Ferrotec Holdings Corp......................................  3,700   55,311
#*  FFRI, Inc...................................................    400    8,895
    FIDEA Holdings Co., Ltd..................................... 30,500   47,807
#   Fields Corp.................................................  1,100    9,910
    Financial Products Group Co., Ltd...........................  5,100   61,880
#   FINDEX, Inc.................................................    700    4,617
    First Bank of Toyama, Ltd. (The)............................  4,700   20,725
#   Fixstars Corp...............................................  3,000   41,190
    FJ Next Co., Ltd............................................  1,300   11,873
    Foster Electric Co., Ltd....................................  2,700   36,191
    France Bed Holdings Co., Ltd................................  1,600   13,974
#   Freebit Co., Ltd............................................  2,000   18,642
#   Freund Corp.................................................  1,700   14,516
    F-Tech, Inc.................................................  1,600   19,792
    FTGroup Co., Ltd............................................  1,100   15,099
    Fudo Tetra Corp............................................. 19,300   35,081
    Fuji Co., Ltd...............................................  2,600   50,807
    Fuji Corp. (6163543)........................................    800   19,089
    Fuji Corp. (6356592)........................................  3,400   60,187
    Fuji Corp., Ltd.............................................  3,000   24,837
    Fuji Kosan Co., Ltd.........................................    600    3,511
#   Fuji Kyuko Co., Ltd.........................................  2,000   60,754
    Fuji Oil Co., Ltd...........................................  8,300   31,371

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE>>
                                                                 ------ --------
JAPAN -- (Continued)
    Fuji Oil Holdings, Inc......................................  3,500 $115,231
    Fuji Pharma Co., Ltd........................................  2,000   34,807
    Fuji Seal International, Inc................................  2,400   89,986
    Fuji Soft, Inc..............................................  2,200   89,598
    Fujibo Holdings, Inc........................................  1,500   41,993
    Fujicco Co., Ltd............................................  2,200   48,213
    Fujikura Kasei Co., Ltd.....................................  2,000   11,601
    Fujikura Rubber, Ltd........................................  1,100    6,238
    Fujikura, Ltd............................................... 24,600  158,569
    Fujimi, Inc.................................................  1,400   34,944
    Fujimori Kogyo Co., Ltd.....................................  1,600   54,103
    Fujio Food System Co., Ltd..................................    900   15,964
    Fujita Kanko, Inc...........................................    800   22,538
    Fujitec Co., Ltd............................................  5,100   72,891
    Fujitsu Frontech, Ltd.......................................  1,400   16,914
    Fujitsu General, Ltd........................................  3,600   55,433
    Fujiya Co., Ltd.............................................  1,100   23,391
    Fukuda Corp.................................................    600   36,144
    Fukui Bank, Ltd. (The)......................................  2,600   59,652
    Fukui Computer Holdings, Inc................................    900   16,156
*   Fukushima Bank, Ltd. (The)..................................  4,200   25,605
    Fukushima Industries Corp...................................  1,200   59,220
    Fukuyama Transporting Co., Ltd..............................  3,000  145,979
    FULLCAST Holdings Co., Ltd..................................  2,000   50,109
#   Fumakilla, Ltd..............................................    999   17,014
#*  Funai Electric Co., Ltd.....................................  1,900   10,739
    Funai Soken Holdings, Inc...................................  3,060   66,803
#   Furukawa Battery Co., Ltd. (The)............................  2,400   19,750
    Furukawa Co., Ltd...........................................  3,300   50,351
    Furuno Electric Co., Ltd....................................  3,500   40,198
    Furusato Industries, Ltd....................................  1,000   17,025
    Furyu Corp..................................................    300    2,590
    Fuso Chemical Co., Ltd......................................  2,000   51,219
    Fuso Pharmaceutical Industries, Ltd.........................    500   13,172
    Futaba Corp.................................................  4,200   76,663
    Futaba Industrial Co., Ltd..................................  8,700   50,918
    Future Corp.................................................  1,900   26,289
    Fuyo General Lease Co., Ltd.................................  1,800  112,532
    G-7 Holdings, Inc...........................................    500   12,472
    Gakken Holdings Co., Ltd....................................    300   12,494
    Gakujo Co., Ltd.............................................  1,000   13,044
    Gecoss Corp.................................................  2,000   20,925
    Genki Sushi Co., Ltd........................................    800   23,948
    Genky DrugStores Co., Ltd...................................  1,000   34,670
    Geo Holdings Corp...........................................  3,000   37,815
    Geostr Corp.................................................  1,300    7,006
#   Giken, Ltd..................................................  1,300   30,542
    GL Sciences, Inc............................................    600    8,120
    GLOBERIDE, Inc..............................................  1,000   32,956
    Glory, Ltd..................................................  4,800  141,098
    GMO Financial Holdings, Inc.................................  1,800   14,347
    Godo Steel, Ltd.............................................  1,600   32,967
    Goldcrest Co., Ltd..........................................  2,590   44,565
    Goldwin, Inc................................................    400   28,459
#   Golf Digest Online, Inc.....................................  1,000    8,648
*   Gree, Inc................................................... 10,400   57,645
    GS Yuasa Corp............................................... 26,000  121,715
    G-Tekt Corp.................................................  2,400   41,690
#*  Gumi, Inc...................................................  3,000   19,508

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE>>
                                                                 ------ --------
JAPAN -- (Continued)
    Gun-Ei Chemical Industry Co., Ltd...........................    700 $ 22,613
#*  Gunosy, Inc.................................................  1,100   18,041
    Gunze, Ltd..................................................  1,900  112,944
    Gurunavi, Inc...............................................  2,500   22,587
    H2O Retailing Corp..........................................  6,500  104,080
    HABA Laboratories, Inc......................................    400   37,996
    Hagihara Industries, Inc....................................  1,400   24,381
    Hagiwara Electric Holdings Co., Ltd.........................  1,000   28,032
    Hakuto Co., Ltd.............................................  1,400   20,023
    Halows Co., Ltd.............................................  1,100   25,392
    Hamakyorex Co., Ltd.........................................  2,200   76,286
    Handsman Co., Ltd...........................................    800    9,297
    Hanwa Co., Ltd..............................................  3,600  137,905
    Happinet Corp...............................................  1,800   24,926
    Harima Chemicals Group, Inc.................................  1,300    9,983
    Hazama Ando Corp............................................  9,810   77,929
    Heiwa Corp..................................................  5,000  112,156
    Heiwa Real Estate Co., Ltd..................................  3,600   64,837
    Heiwado Co., Ltd............................................  2,500   63,995
#   Helios Techno Holdings Co., Ltd.............................  2,400   16,285
    Hibiya Engineering, Ltd.....................................  2,400   48,021
    Hiday Hidaka Corp...........................................  2,539   54,098
    HI-LEX Corp.................................................  2,500   62,169
    Hinokiya Group Co., Ltd.....................................    400   11,206
    Hioki EE Corp...............................................  1,400   57,054
    Hirakawa Hewtech Corp.......................................  1,200   14,946
#   Hiramatsu, Inc..............................................  2,300    9,986
#   Hirano Tecseed Co., Ltd.....................................  1,700   42,576
#   Hirata Corp.................................................    700   46,853
    Hiroshima Bank, Ltd. (The)..................................  4,400   30,278
    Hiroshima Gas Co., Ltd......................................  6,100   20,757
    HIS Co., Ltd................................................  2,400   72,584
    Hisaka Works, Ltd...........................................  4,200   40,971
    Hitachi Zosen Corp.......................................... 16,500   77,349
    Hito Communications, Inc....................................  1,000   16,088
    Hochiki Corp................................................  1,700   31,746
    Hodogaya Chemical Co., Ltd..................................    800   23,451
    Hogy Medical Co., Ltd.......................................  2,200   76,151
    Hokkaido Coca-Cola Bottling Co., Ltd........................    600   20,367
    Hokkaido Electric Power Co., Inc............................ 15,700  101,322
    Hokkaido Gas Co., Ltd.......................................  4,000   11,053
    Hokkan Holdings, Ltd........................................  6,000   20,013
    Hokko Chemical Industry Co., Ltd............................  3,300   18,031
    Hokkoku Bank, Ltd. (The)....................................  2,500  105,632
    Hokuetsu Bank, Ltd. (The)...................................  2,200   46,852
    Hokuetsu Corp............................................... 14,000   78,291
    Hokuetsu Industries Co., Ltd................................  2,800   27,288
    Hokuhoku Financial Group, Inc...............................  9,000  129,668
    Hokuriku Electric Industry Co., Ltd.........................    400    4,563
#*  Hokuriku Electric Power Co.................................. 15,100  158,510
    Hokuriku Electrical Construction Co., Ltd...................  1,500   14,393
    Hokuto Corp.................................................  2,800   49,814
#   Honda Tsushin Kogyo Co., Ltd................................  1,400   10,546
    H-One Co., Ltd..............................................  2,200   25,243
    Honeys Holdings Co., Ltd....................................  2,670   25,124
    Hoosiers Holdings...........................................  3,500   24,086
    Hosiden Corp................................................  7,500   62,974
    Hosokawa Micron Corp........................................    600   39,108
#   Hotland Co., Ltd............................................  1,300   14,425

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE>>
                                                                 ------ --------
JAPAN -- (Continued)
#   House Do Co., Ltd...........................................    600 $ 13,468
#   Howa Machinery, Ltd.........................................  2,200   18,678
    Hyakugo Bank, Ltd. (The).................................... 23,900  101,325
    Hyakujushi Bank, Ltd. (The)................................. 29,000   94,326
#   I.K Co., Ltd................................................    500    9,564
    Ibiden Co., Ltd............................................. 10,900  179,498
    IBJ Leasing Co., Ltd........................................  2,900   74,682
#   IBJ, Inc....................................................  1,100    6,490
    Ichibanya Co., Ltd..........................................  1,100   47,069
    Ichigo, Inc................................................. 22,300   99,491
    Ichikoh Industries, Ltd.....................................  4,000   53,160
    Ichinen Holdings Co., Ltd...................................  2,000   26,245
    Ichiyoshi Securities Co., Ltd...............................  4,100   40,265
    Icom, Inc...................................................  1,500   36,381
#   Idec Corp...................................................  1,600   32,139
    IDOM, Inc...................................................  8,500   31,035
    Ihara Science Corp..........................................  1,200   24,356
    Iino Kaiun Kaisha, Ltd...................................... 10,400   49,301
    IJT Technology Holdings Co., Ltd............................  2,100   15,819
    Imagica Robot Holdings, Inc.................................    900    7,495
    Imasen Electric Industrial..................................  1,801   18,694
    Imuraya Group Co., Ltd......................................    800   25,708
    Inaba Denki Sangyo Co., Ltd.................................  2,300   97,065
#   Inaba Seisakusho Co., Ltd...................................    200    2,426
    Inabata & Co., Ltd..........................................  4,800   70,801
    Inageya Co., Ltd............................................  3,100   50,432
    Ines Corp...................................................  3,600   38,336
    I-Net Corp..................................................  1,600   28,320
    Infocom Corp................................................    900   24,692
#   Infomart Corp...............................................  7,800   97,860
    Information Services International-Dentsu, Ltd..............  1,800   52,035
    Innotech Corp...............................................  2,400   31,213
    Insource Co., Ltd...........................................  1,000   22,097
    Intage Holdings, Inc........................................  3,800   39,476
    Internet Initiative Japan, Inc..............................  3,100   60,543
    Inui Global Logistics Co., Ltd..............................  2,525   23,949
    IR Japan Holdings, Ltd......................................    400   13,988
    Iriso Electronics Co., Ltd..................................  1,800  105,487
    I'rom Group Co., Ltd........................................    900   15,643
    Iseki & Co., Ltd............................................  2,200   40,384
    Ishihara Chemical Co., Ltd..................................    700   14,949
*   Ishihara Sangyo Kaisha, Ltd.................................  4,400   54,145
#   Istyle, Inc.................................................  4,200   53,970
    Itfor, Inc..................................................  1,000   10,999
    Itochu Enex Co., Ltd........................................  4,000   38,935
    Itochu-Shokuhin Co., Ltd....................................    600   32,448
    Itoki Corp..................................................  4,500   25,132
*   Itokuro, Inc................................................    300   16,796
    IwaiCosmo Holdings, Inc.....................................  2,900   38,230
    Iwasaki Electric Co., Ltd...................................    400    5,819
    Iwatani Corp................................................  3,200  108,390
    Iwatsu Electric Co., Ltd....................................    300    2,174
    Iwatsuka Confectionery Co., Ltd.............................    500   22,171
    Iyo Bank, Ltd. (The)........................................  3,500   24,157
#   J Trust Co., Ltd............................................  7,400   59,061
    JAC Recruitment Co., Ltd....................................  1,600   34,283
    Jaccs Co., Ltd..............................................  3,200   69,801
    Jafco Co., Ltd..............................................  3,300  120,813
    Jalux, Inc..................................................    800   22,538

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE>>
                                                                 ------ --------
JAPAN -- (Continued)
#   Jamco Corp..................................................  1,500 $ 33,217
    Janome Sewing Machine Co., Ltd..............................  2,299   14,532
*   Japan Asset Marketing Co., Ltd.............................. 22,400   25,476
    Japan Aviation Electronics Industry, Ltd....................  5,000   86,494
    Japan Best Rescue System Co., Ltd...........................  1,200    9,359
    Japan Cash Machine Co., Ltd.................................  2,100   22,935
*   Japan Display, Inc.......................................... 49,900   64,492
    Japan Elevator Service Holdings Co., Ltd....................    600   15,001
    Japan Investment Adviser Co., Ltd...........................  1,100   51,617
    Japan Lifeline Co., Ltd.....................................  1,300   28,102
    Japan Material Co., Ltd.....................................  6,600   92,400
    Japan Meat Co., Ltd.........................................  1,500   28,316
    Japan Medical Dynamic Marketing, Inc........................    770    7,303
    Japan Petroleum Exploration Co., Ltd........................  2,800   66,334
    Japan Property Management Center Co., Ltd...................    900   10,779
    Japan Pulp & Paper Co., Ltd.................................  1,600   69,174
    Japan Securities Finance Co., Ltd........................... 13,500   75,396
    Japan Steel Works, Ltd. (The)...............................  5,100  125,738
    Japan Transcity Corp........................................  3,000   15,397
    Japan Wool Textile Co., Ltd. (The)..........................  6,000   52,636
    Jastec Co., Ltd.............................................    300    2,937
    JBCC Holdings, Inc..........................................  2,000   23,604
    JCU Corp....................................................  1,800   47,053
    Jeol, Ltd...................................................  4,000   39,858
#*  JIG-SAW, Inc................................................    300    8,242
    Jimoto Holdings, Inc........................................ 21,100   31,579
#   JINS, Inc...................................................  1,100   62,070
    JK Holdings Co., Ltd........................................  2,500   19,467
    J-Oil Mills, Inc............................................  1,100   37,524
    Joshin Denki Co., Ltd.......................................  2,500   75,814
#   Joyful Honda Co., Ltd.......................................    200    3,037
    JP-Holdings, Inc............................................  2,900    9,300
    JSP Corp....................................................  1,300   33,103
    Juki Corp...................................................  4,500   46,919
    Juroku Bank, Ltd. (The).....................................  3,000   81,579
    Justsystems Corp............................................  2,300   46,651
    JVC Kenwood Corp............................................ 21,470   60,249
    K&O Energy Group, Inc.......................................  2,300   38,697
    kabu.com Securities Co., Ltd................................  9,600   31,944
*   Kadokawa Dwango.............................................  7,169   76,318
    Kadoya Sesame Mills, Inc....................................    400   21,141
    Kaga Electronics Co., Ltd...................................  1,900   42,453
    Kakiyasu Honten Co., Ltd....................................    600   14,148
#   Kamakura Shinsho, Ltd.......................................    700   22,719
    Kameda Seika Co., Ltd.......................................  1,200   61,355
    Kamei Corp..................................................  3,600   50,486
    Kanaden Corp................................................  1,900   22,298
    Kanagawa Chuo Kotsu Co., Ltd................................    800   27,417
    Kanamoto Co., Ltd...........................................  2,500   77,953
    Kandenko Co., Ltd........................................... 10,000  104,143
    Kaneko Seeds Co., Ltd.......................................    900   13,017
    Kanematsu Corp..............................................  7,405  106,775
    Kanematsu Electronics, Ltd..................................  1,400   45,875
*   Kansai Mirai Financial Group, Inc...........................  6,197   51,740
    Kansai Super Market, Ltd....................................  1,800   19,138
    Kanto Denka Kogyo Co., Ltd..................................  4,000   37,550
    Kappa Create Co., Ltd.......................................    900   10,959
    Kasai Kogyo Co., Ltd........................................  3,100   38,797
    Katakura Industries Co., Ltd................................  2,700   31,257

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE>>
                                                                 ------ --------
JAPAN -- (Continued)
    Kato Sangyo Co., Ltd........................................  2,000 $ 67,918
    Kato Works Co., Ltd.........................................  1,600   43,232
    KAWADA TECHNOLOGIES, Inc....................................    600   38,005
    Kawai Musical Instruments Manufacturing Co., Ltd............    500   21,420
#*  Kawasaki Kisen Kaisha, Ltd..................................  6,200  112,593
    Keihanshin Building Co., Ltd................................  5,000   41,649
    Keihin Corp.................................................  5,100  105,297
    Keiyo Bank, Ltd. (The)...................................... 25,000  110,344
    Keiyo Co., Ltd..............................................  3,600   17,320
    Kenko Mayonnaise Co., Ltd...................................  1,200   36,823
    Key Coffee, Inc.............................................  2,600   49,843
    KFC Holdings Japan, Ltd.....................................  1,400   24,908
    KH Neochem Co., Ltd.........................................  1,400   45,154
    King Jim Co., Ltd...........................................    300    2,786
*   Kintetsu Department Store Co., Ltd..........................    700   24,972
    Kintetsu World Express, Inc.................................  3,600   72,637
    Kirindo Holdings Co., Ltd...................................    900   18,321
    Kissei Pharmaceutical Co., Ltd..............................  2,500   70,290
    Ki-Star Real Estate Co., Ltd................................  1,100   27,113
    Kitagawa Corp...............................................    700   16,886
    Kita-Nippon Bank, Ltd. (The)................................  1,000   23,401
    Kitano Construction Corp....................................  7,000   25,037
#   Kitanotatsujin Corp.........................................  3,700   20,860
    Kito Corp...................................................  2,700   50,455
    Kitz Corp...................................................  8,600   76,161
    Kiyo Bank, Ltd. (The).......................................  6,400  107,976
    KLab, Inc...................................................  2,400   27,661
*   KNT-CT Holdings Co., Ltd....................................  1,300   17,398
    Koa Corp....................................................  3,500   76,820
    Koatsu Gas Kogyo Co., Ltd...................................  3,600   30,164
    Kobe Bussan Co., Ltd........................................  1,000   49,420
*   Kobe Electric Railway Co., Ltd..............................    899   32,135
#   Kohnan Shoji Co., Ltd.......................................  3,200   69,955
    Kohsoku Corp................................................  1,300   15,896
    Koike Sanso Kogyo Co., Ltd..................................    400   10,593
*   Kojima Co., Ltd.............................................  2,300   11,052
    Kokuyo Co., Ltd.............................................  6,500  110,147
    Komatsu Seiren Co., Ltd.....................................  4,000   34,026
    Komatsu Wall Industry Co., Ltd..............................    600   12,299
    KOMEDA Holdings Co., Ltd....................................  3,000   57,636
    Komehyo Co., Ltd............................................    800   13,689
    Komeri Co., Ltd.............................................  3,300   78,722
    Komori Corp.................................................  7,500   93,809
    Konaka Co., Ltd.............................................  1,760    8,198
    Kondotec, Inc...............................................  1,500   13,753
    Konishi Co., Ltd............................................  4,000   66,311
    Konoike Transport Co., Ltd..................................  2,900   46,156
    Koshidaka Holdings Co., Ltd.................................  4,400   50,730
    Kotobuki Spirits Co., Ltd...................................  1,800   84,159
#   Kourakuen Holdings Corp.....................................  1,000   14,474
    Krosaki Harima Corp.........................................    500   37,561
    KRS Corp....................................................  1,000   27,265
    KU Holdings Co., Ltd........................................  2,400   20,214
    Kumagai Gumi Co., Ltd.......................................  2,900  101,565
#   Kumiai Chemical Industry Co., Ltd........................... 10,267   93,082
    Kura Corp...................................................  1,000   60,360
    Kurabo Industries, Ltd...................................... 18,000   56,318
    Kureha Corp.................................................  1,400   96,490
    Kurimoto, Ltd...............................................  1,100   20,735

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE>>
                                                                 ------ --------
JAPAN -- (Continued)
    Kuriyama Holdings Corp......................................    500 $  9,003
    Kusuri no Aoki Holdings Co., Ltd............................  1,000   73,405
    KYB Corp....................................................  2,200  103,361
    Kyodo Printing Co., Ltd.....................................    900   24,461
#   Kyoei Steel, Ltd............................................  2,900   56,777
    Kyokuto Boeki Kaisha, Ltd...................................  4,000   15,990
    Kyokuto Kaihatsu Kogyo Co., Ltd.............................  3,800   62,308
    Kyokuto Securities Co., Ltd.................................  2,600   35,169
    Kyokuyo Co., Ltd............................................  1,100   34,317
    KYORIN Holdings, Inc........................................  4,500   91,625
    Kyoritsu Maintenance Co., Ltd...............................  2,000   99,303
    Kyosan Electric Manufacturing Co., Ltd......................  5,000   30,970
    Kyushu Financial Group, Inc.................................  9,600   49,179
    LAC Co., Ltd................................................  2,400   37,513
*   Laox Co., Ltd...............................................  5,100   18,646
    Lasertec Corp...............................................  3,200   94,864
    LEC, Inc....................................................  1,200   51,494
    Leopalace21 Corp............................................ 22,600  124,185
    Life Corp...................................................  1,200   28,659
    LIFULL Co., Ltd.............................................  4,500   28,268
#   Like Co., Ltd...............................................  1,600   23,296
    Linical Co., Ltd............................................  1,600   35,618
#   Link And Motivation, Inc....................................  4,300   48,819
    Lintec Corp.................................................  3,800  111,550
*   M&A Capital Partners Co., Ltd...............................    600   37,832
    Macnica Fuji Electronics Holdings, Inc......................  4,699   79,562
    Maeda Corp.................................................. 11,500  135,164
    Maeda Kosen Co., Ltd........................................  1,900   36,631
    Maeda Road Construction Co., Ltd............................  6,000  116,069
    Maezawa Kasei Industries Co., Ltd...........................  1,200   13,386
    Maezawa Kyuso Industries Co., Ltd...........................  1,200   22,920
    Makino Milling Machine Co., Ltd............................. 11,000   88,891
    Mamezou Holdings Co., Ltd...................................  3,000   27,525
    Mandom Corp.................................................  2,200   68,761
    Mani, Inc...................................................  2,100   90,509
    MarkLines Co., Ltd..........................................  1,500   27,218
    Mars Engineering Corp.......................................  1,800   39,040
    Marubun Corp................................................  1,900   14,119
    Marudai Food Co., Ltd....................................... 13,000   55,541
    Maruha Nichiro Corp.........................................  3,953  147,048
    Maruka Machinery Co., Ltd...................................    800   14,695
    Marusan Securities Co., Ltd.................................  5,800   48,588
    Maruwa Co., Ltd.............................................    800   61,650
    Maruwa Unyu Kikan Co., Ltd..................................    800   27,074
    Maruyama Manufacturing Co., Inc.............................    300    4,964
#*  Maruzen CHI Holdings Co., Ltd...............................    400    1,328
    Maruzen Showa Unyu Co., Ltd.................................  6,000   28,658
    Marvelous, Inc..............................................  3,300   25,151
    Matsuda Sangyo Co., Ltd.....................................  2,725   39,361
    Matsui Construction Co., Ltd................................  1,500   12,772
    Matsui Securities Co., Ltd..................................  3,200   31,925
    Matsuya Co., Ltd............................................  2,500   31,097
    Matsuya Foods Co., Ltd......................................    800   26,415
    Max Co., Ltd................................................  4,000   56,829
    Maxell Holdings, Ltd........................................  4,200   69,288
    Maxvalu Nishinihon Co., Ltd.................................  1,300   20,647
    Maxvalu Tokai Co., Ltd......................................    700   15,348
    MCJ Co., Ltd................................................  9,000   66,529
    MEC Co., Ltd................................................  2,100   43,135

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE>>
                                                                 ------ --------
JAPAN -- (Continued)
#   Media Do Holdings Co., Ltd..................................    900 $ 18,595
#*  Medical Data Vision Co., Ltd................................  1,200   18,083
    Megachips Corp..............................................  1,100   25,119
    Megmilk Snow Brand Co., Ltd.................................  3,600   89,825
    Meidensha Corp.............................................. 23,000   86,560
    Meiji Electric Industries Co., Ltd..........................  1,400   25,469
#   Meiko Electronics Co., Ltd..................................  2,400   50,199
#   Meiko Network Japan Co., Ltd................................  2,600   26,293
    Meisei Industrial Co., Ltd..................................  5,000   40,390
    Meitec Corp.................................................  1,500   74,507
    Meito Sangyo Co., Ltd.......................................  1,200   19,073
    Meiwa Corp..................................................  2,200    9,567
    Melco Holdings, Inc.........................................    400   15,277
    Menicon Co., Ltd............................................  1,600   41,204
    METAWATER Co., Ltd..........................................    900   26,490
#   Michinoku Bank, Ltd. (The)..................................  2,400   38,456
    Micronics Japan Co., Ltd....................................  2,500   21,453
    Mie Kotsu Group Holdings, Inc...............................  5,900   30,992
    Mikuni Corp.................................................  2,700   15,028
    Milbon Co., Ltd.............................................  2,100  103,728
    Mimaki Engineering Co., Ltd.................................  1,900   15,598
    Mimasu Semiconductor Industry Co., Ltd......................  2,619   44,241
    Ministop Co., Ltd...........................................  2,600   49,249
    Miraca Holdings, Inc........................................  4,600  133,686
#   Mirait Holdings Corp........................................  6,700  103,087
    Miroku Jyoho Service Co., Ltd...............................  2,200   53,113
    Misawa Homes Co., Ltd.......................................  2,000   17,500
    Mitani Corp.................................................  1,200   55,926
    Mitani Sekisan Co., Ltd.....................................    900   21,861
    Mito Securities Co., Ltd.................................... 10,500   36,734
    Mitsuba Corp................................................  5,000   43,179
    Mitsubishi Kakoki Kaisha, Ltd...............................  1,000   18,642
    Mitsubishi Logisnext Co., Ltd...............................  5,300   65,426
#   Mitsubishi Logistics Corp...................................    500   11,439
    Mitsubishi Paper Mills, Ltd.................................  2,300   13,398
    Mitsubishi Pencil Co., Ltd..................................  1,700   32,817
    Mitsubishi Research Institute, Inc..........................    600   23,159
    Mitsubishi Shokuhin Co., Ltd................................  1,200   32,153
    Mitsubishi Steel Manufacturing Co., Ltd.....................  1,400   28,424
    Mitsuboshi Belting, Ltd.....................................  7,000   86,616
#*  Mitsui E&S Holdings Co., Ltd................................  7,900  113,183
#   Mitsui High-Tec, Inc........................................  3,300   42,568
    Mitsui Home Co., Ltd........................................  4,000   27,743
    Mitsui Matsushima Co., Ltd..................................  1,000   14,185
    Mitsui Sugar Co., Ltd.......................................  1,800   54,638
*   Mitsui-Soko Holdings Co., Ltd............................... 18,000   57,118
    Mitsuuroko Group Holdings Co., Ltd..........................  3,000   22,965
    Miyaji Engineering Group, Inc...............................    900   16,208
    Miyazaki Bank, Ltd. (The)...................................  2,000   60,715
    Mizuno Corp.................................................  1,800   59,162
    Mochida Pharmaceutical Co., Ltd.............................  1,100   79,721
    Modec, Inc..................................................  2,600   72,653
#   Monex Group, Inc............................................ 23,100  115,149
    Monogatari Corp. (The)......................................    600   55,310
    MORESCO Corp................................................  1,100   16,805
    Morinaga Milk Industry Co., Ltd.............................  2,800   92,318
    Morita Holdings Corp........................................  2,600   53,150
    Morito Co., Ltd.............................................  2,600   21,784
    Morozoff, Ltd...............................................    300   18,057

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VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE>>
                                                                 ------ --------
JAPAN -- (Continued)
#*  Morpho, Inc.................................................   700  $ 17,975
    Mory Industries, Inc........................................   900    27,653
    MrMax Holdings, Ltd......................................... 4,600    26,482
    MTI, Ltd.................................................... 4,500    25,067
    Mugen Estate Co., Ltd....................................... 1,600    15,593
    m-up, Inc...................................................   300     6,334
    Murakami Corp...............................................   500    13,639
    Musashi Seimitsu Industry Co., Ltd.......................... 1,700    57,871
    Musashino Bank, Ltd. (The).................................. 3,100    95,909
    N Field Co., Ltd............................................ 1,000    15,215
    Nachi-Fujikoshi Corp........................................ 1,700    79,558
    Nafco Co., Ltd.............................................. 1,300    21,319
    Nagaileben Co., Ltd.........................................   800    21,221
#   Nagano Bank, Ltd. (The).....................................   600     9,929
    Nagano Keiki Co., Ltd....................................... 2,100    24,999
    Nagase & Co., Ltd........................................... 8,900   144,402
    Nagatanien Holdings Co., Ltd................................ 2,000    27,046
    Nagawa Co., Ltd.............................................   400    16,472
    Nakabayashi Co., Ltd........................................ 3,300    20,415
    Nakamuraya Co., Ltd.........................................   300    13,320
    Nakanishi, Inc.............................................. 5,000   104,615
    Nakayama Steel Works, Ltd................................... 3,500    20,564
#   Namura Shipbuilding Co., Ltd................................ 7,996    37,801
    Nanto Bank, Ltd. (The)...................................... 3,500    91,415
    Natori Co., Ltd.............................................   700    11,590
    NDS Co., Ltd................................................   500    25,116
    NEC Capital Solutions, Ltd..................................   900    15,240
    NEC Networks & System Integration Corp...................... 1,700    40,925
    NET One Systems Co., Ltd.................................... 8,100   176,792
    Neturen Co., Ltd............................................ 3,800    35,492
*   New Japan Radio Co., Ltd.................................... 1,300     9,249
#   Nextage Co., Ltd............................................ 2,900    21,346
    Nexyz Group Corp............................................ 1,200    18,380
    Nichias Corp................................................ 6,000    74,285
    Nichiban Co., Ltd........................................... 1,500    40,309
    Nichicon Corp............................................... 5,900    74,124
    Nichiden Corp............................................... 1,800    33,550
    Nichiha Corp................................................ 3,500   128,819
    NichiiGakkan Co., Ltd....................................... 2,900    32,811
    Nichi-iko Pharmaceutical Co., Ltd........................... 4,250    60,489
    Nichireki Co., Ltd.......................................... 3,900    43,739
    Nichirin Co., Ltd........................................... 1,430    31,084
    Nihon Chouzai Co., Ltd......................................   700    18,605
#   Nihon Dempa Kogyo Co., Ltd..................................   600     2,827
    Nihon Dengi Co., Ltd........................................   600    14,943
    Nihon Eslead Corp........................................... 1,000    15,688
    Nihon Flush Co., Ltd........................................ 1,600    33,955
#   Nihon House Holdings Co., Ltd............................... 5,600    29,422
    Nihon Kagaku Sangyo Co., Ltd................................ 1,900    23,828
    Nihon Nohyaku Co., Ltd...................................... 6,100    37,107
    Nihon Parkerizing Co., Ltd.................................. 5,300    78,737
    Nihon Plast Co., Ltd........................................ 1,700    15,733
    Nihon Tokushu Toryo Co., Ltd................................ 1,400    29,094
    Nihon Unisys, Ltd........................................... 4,200    96,948
    Nihon Yamamura Glass Co., Ltd............................... 8,000    13,872
    Nikkiso Co., Ltd............................................ 7,000    73,553
    Nikkon Holdings Co., Ltd.................................... 5,100   138,234
    Nippo Corp.................................................. 2,500    47,082
    Nippon Air Conditioning Services Co., Ltd................... 2,700    20,117

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE>>
                                                                 ------ --------
JAPAN -- (Continued)
    Nippon Beet Sugar Manufacturing Co., Ltd....................  1,200 $ 25,194
    Nippon Carbide Industries Co., Inc..........................  1,100   19,528
    Nippon Ceramic Co., Ltd.....................................  1,000   26,203
    Nippon Chemical Industrial Co., Ltd.........................  1,300   50,349
    Nippon Chemi-Con Corp.......................................  2,000   70,003
    Nippon Coke & Engineering Co., Ltd.......................... 12,500   13,216
    Nippon Commercial Development Co., Ltd......................  1,600   26,554
    Nippon Concrete Industries Co., Ltd.........................  8,400   25,291
#   Nippon Denko Co., Ltd....................................... 15,100   44,981
    Nippon Densetsu Kogyo Co., Ltd..............................  3,100   63,964
    Nippon Fine Chemical Co., Ltd...............................  1,900   23,498
    Nippon Flour Mills Co., Ltd.................................  5,200   87,965
    Nippon Gas Co., Ltd.........................................  2,900  140,597
#   Nippon Hume Corp............................................  3,300   27,266
    Nippon Kanzai Co., Ltd......................................  1,700   32,741
    Nippon Kayaku Co., Ltd......................................  7,400   84,386
    Nippon Kinzoku Co., Ltd.....................................    300    5,469
#   Nippon Kodoshi Corp.........................................    400   10,854
    Nippon Koei Co., Ltd........................................  1,700   46,805
    Nippon Koshuha Steel Co., Ltd...............................  1,000    7,144
    Nippon Light Metal Holdings Co., Ltd........................ 55,700  125,829
#   Nippon Paper Industries Co., Ltd............................ 10,500  172,028
    Nippon Parking Development Co., Ltd......................... 23,500   37,210
    Nippon Pillar Packing Co., Ltd..............................  2,000   27,280
    Nippon Piston Ring Co., Ltd.................................    700   13,781
    Nippon Road Co., Ltd. (The).................................  1,000   53,805
    Nippon Seiki Co., Ltd.......................................  4,000   83,932
    Nippon Seisen Co., Ltd......................................    500   21,281
*   Nippon Sharyo, Ltd.......................................... 12,000   32,492
    Nippon Sheet Glass Co., Ltd.................................  9,500   99,451
    Nippon Signal Co., Ltd......................................  7,000   67,633
    Nippon Soda Co., Ltd........................................ 16,000   94,005
    Nippon Steel & Sumikin Bussan Corp..........................  1,248   64,113
    Nippon Suisan Kaisha, Ltd................................... 29,300  144,109
    Nippon Systemware Co., Ltd..................................  1,200   21,777
    Nippon Thompson Co., Ltd....................................  7,000   51,293
    Nippon Valqua Industries, Ltd...............................  1,200   39,624
#   Nippon Yakin Kogyo Co., Ltd................................. 10,600   35,705
    Nipro Corp.................................................. 10,600  129,510
    Nishikawa Rubber Co., Ltd...................................  1,200   25,282
    Nishimatsu Construction Co., Ltd............................  5,000  143,008
#   Nishimatsuya Chain Co., Ltd.................................  5,300   57,246
    Nishi-Nippon Financial Holdings, Inc........................ 12,800  152,936
    Nishi-Nippon Railroad Co., Ltd..............................  5,700  150,137
    Nishio Rent All Co., Ltd....................................  2,100   66,614
    Nissan Shatai Co., Ltd......................................  7,700   72,493
#   Nissei ASB Machine Co., Ltd.................................  1,000   54,214
    Nissei Build Kogyo Co., Ltd.................................  2,500   26,610
    Nissei Corp.................................................    400    4,351
    Nissei Plastic Industrial Co., Ltd..........................  1,400   15,993
#   Nissha Co., Ltd.............................................  4,000   82,851
    Nisshin Fudosan Co..........................................  2,800   17,284
    Nisshin Oillio Group, Ltd. (The)............................  3,900  108,467
    Nisshin Steel Co., Ltd......................................  5,048   70,993
    Nisshinbo Holdings, Inc..................................... 15,792  173,762
    Nissin Corp.................................................  2,200   50,511
    Nissin Electric Co., Ltd....................................  6,100   52,848
    Nissin Kogyo Co., Ltd.......................................  4,400   75,411
    Nissin Sugar Co., Ltd.......................................  2,400   46,746

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VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE>>
                                                                 ------ --------
JAPAN -- (Continued)
    Nissui Pharmaceutical Co., Ltd..............................  1,400 $ 17,226
    Nitta Corp..................................................  2,300   90,954
    Nittan Valve Co., Ltd.......................................  2,000    6,380
    Nittetsu Mining Co., Ltd....................................    800   38,432
    Nitto Boseki Co., Ltd.......................................  3,800   94,487
    Nitto FC Co., Ltd...........................................  1,500   10,563
    Nitto Kogyo Corp............................................  3,700   63,624
    Nitto Kohki Co., Ltd........................................  1,300   30,796
    Nitto Seiko Co., Ltd........................................  3,000   19,906
    Nittoc Construction Co., Ltd................................  3,500   22,259
    Nittoku Engineering Co., Ltd................................  1,500   41,340
    Noda Corp...................................................    800    8,406
    NOF Corp....................................................  4,900  161,492
    Nohmi Bosai, Ltd............................................  2,800   55,977
    Nojima Corp.................................................  2,500   51,360
#   Nomura Co., Ltd.............................................  3,200   68,315
    Noritake Co., Ltd...........................................  1,500   82,049
#   Noritsu Koki Co., Ltd.......................................  3,100   58,997
    Noritz Corp.................................................  3,000   50,551
    North Pacific Bank, Ltd..................................... 32,300  116,294
    NS Tool Co., Ltd............................................    500   13,170
    NS United Kaiun Kaisha, Ltd.................................    900   18,664
    NSD Co., Ltd................................................  3,730   80,216
    NTN Corp....................................................  8,600   37,965
    NuFlare Technology, Inc.....................................    700   43,081
#   OAK Capital Corp............................................  5,200    9,674
    Obara Group, Inc............................................  1,000   58,875
    Odelic Co., Ltd.............................................    600   23,498
    Oenon Holdings, Inc.........................................  5,000   20,418
    Ogaki Kyoritsu Bank, Ltd. (The).............................  3,700   96,866
    Ohashi Technica, Inc........................................  1,700   26,854
    Ohsho Food Service Corp.....................................    700   41,576
    Oiles Corp..................................................  2,273   46,863
    Oita Bank, Ltd. (The).......................................  1,600   56,491
    Okabe Co., Ltd..............................................  4,000   39,287
    Okamoto Industries, Inc.....................................  6,000   68,970
    Okamoto Machine Tool Works, Ltd.............................    300    9,939
    Okamura Corp................................................  7,300  105,346
    Okasan Securities Group, Inc................................ 17,000   81,150
    Oki Electric Industry Co., Ltd..............................  6,500   79,474
    Okinawa Cellular Telephone Co...............................  1,100   42,174
    Okinawa Electric Power Co., Inc. (The)......................  4,057   88,376
    OKK Corp....................................................    500    5,035
    OKUMA Corp..................................................  1,800  101,639
    Okumura Corp................................................  3,400  111,751
    Okura Industrial Co., Ltd...................................    800   18,705
    Okuwa Co., Ltd..............................................  4,000   40,237
#   Onoken Co., Ltd.............................................  1,700   29,268
    Onward Holdings Co., Ltd.................................... 12,000   81,719
    Ootoya Holdings Co., Ltd....................................    500    9,877
*   Open Door, Inc..............................................    900   17,272
#   OPT Holding, Inc............................................  1,300   28,429
#   Optex Group Co., Ltd........................................  2,200   64,815
*   Optim Corp..................................................    800   22,532
    Organo Corp.................................................    800   20,840
    Origin Electric Co., Ltd....................................    600   12,261
    Osaka Organic Chemical Industry, Ltd........................  2,900   38,737
    Osaka Soda Co., Ltd.........................................  2,000   59,332
    Osaka Steel Co., Ltd........................................  1,500   27,832

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE>>
                                                                 ------ --------
JAPAN -- (Continued)
    OSAKA Titanium Technologies Co., Ltd........................  1,600 $ 23,113
    Osaki Electric Co., Ltd.....................................  6,000   43,569
    OSG Corp....................................................  6,200  139,500
    OSJB Holdings Corp.......................................... 11,600   28,695
    Outsourcing, Inc............................................  6,500  140,230
    Oyo Corp....................................................  2,700   33,709
    Pacific Industrial Co., Ltd.................................  4,800   78,714
#*  Pacific Metals Co., Ltd.....................................  1,700   49,004
    Pack Corp. (The)............................................  1,100   35,003
    PAL GROUP Holdings Co., Ltd.................................  1,400   33,001
    PALTAC Corp.................................................  1,500   79,288
    Paramount Bed Holdings Co., Ltd.............................  1,400   59,310
    Parco Co., Ltd..............................................  3,300   37,445
    Paris Miki Holdings, Inc....................................  1,000    4,454
*   Pasco Corp..................................................  1,000    2,559
#   Pasona Group, Inc...........................................  1,500   25,570
    PC Depot Corp...............................................  2,760   13,391
    Pegasus Sewing Machine Manufacturing Co., Ltd...............  2,600   23,905
    Penta-Ocean Construction Co., Ltd........................... 24,900  156,893
#   Pepper Food Service Co., Ltd................................    900   32,979
*   Phil Co., Inc...............................................    200    9,917
#   PIA Corp....................................................    600   29,558
    Pilot Corp..................................................  1,600   92,375
    Piolax, Inc.................................................  3,000   72,909
#*  Pioneer Corp................................................ 34,600   47,094
#   Plenus Co., Ltd.............................................  3,000   48,503
    Poletowin Pitcrew Holdings, Inc.............................  1,700   40,448
    Press Kogyo Co., Ltd........................................  9,000   56,877
    Pressance Corp..............................................  3,600   54,797
    Prestige International, Inc.................................  4,800   55,996
    Prima Meat Packers, Ltd..................................... 12,000   60,336
    Pronexus, Inc...............................................  1,300   15,167
    Prospect Co., Ltd........................................... 44,000   18,528
#   Proto Corp..................................................  1,000   12,303
    PS Mitsubishi Construction Co., Ltd.........................  3,600   19,523
#   Punch Industry Co., Ltd.....................................  2,600   25,009
    Qol Co., Ltd................................................  2,600   42,830
    Quick Co., Ltd..............................................  1,600   25,629
    Raito Kogyo Co., Ltd........................................  4,700   51,563
    Rakus Co., Ltd..............................................  1,800   28,825
    Rasa Industries, Ltd........................................    800   20,499
#   Raysum Co., Ltd.............................................  1,900   29,748
#   RECOMM Co., Ltd.............................................  9,700   21,885
    Relia, Inc..................................................  3,200   46,302
    Renaissance, Inc............................................  1,600   34,555
*   RENOVA, Inc.................................................  1,700   32,284
#*  Renown, Inc.................................................  3,000    3,716
    Resorttrust, Inc............................................  4,900   89,877
    Retail Partners Co., Ltd....................................  2,000   27,402
    Rheon Automatic Machinery Co., Ltd..........................  2,000   33,564
    Rhythm Watch Co., Ltd.......................................  1,000   18,747
    Ricoh Leasing Co., Ltd......................................  1,900   62,147
    Ride On Express Holdings Co., Ltd...........................  1,200   18,443
#   Right On Co., Ltd...........................................  1,500   14,661
    Riken Corp..................................................  1,300   71,216
    Riken Keiki Co., Ltd........................................  1,200   26,002
    Riken Technos Corp..........................................  3,200   16,265
    Riken Vitamin Co., Ltd......................................  1,100   41,814
#   Ringer Hut Co., Ltd.........................................  1,900   40,711

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE>>
                                                                 ------ --------
JAPAN -- (Continued)
    Rion Co., Ltd...............................................    700 $ 15,786
    Riso Kagaku Corp............................................  3,500   72,739
    Riso Kyoiku Co., Ltd........................................  3,000   23,352
    Rock Field Co., Ltd.........................................  2,100   34,573
    Rokko Butter Co., Ltd.......................................  1,700   35,318
    Roland DG Corp..............................................  1,200   28,043
#   Rorze Corp..................................................  1,400   28,635
    Round One Corp..............................................  5,300   78,918
    Royal Holdings Co., Ltd.....................................  2,500   66,126
#   RS Technologies Co., Ltd....................................    500   30,279
    Ryobi, Ltd..................................................  3,200  106,967
    Ryoden Corp.................................................  1,500   23,659
    Ryosan Co., Ltd.............................................  2,800  105,810
    Ryoyo Electro Corp..........................................  3,400   54,707
    S Foods, Inc................................................  1,300   51,141
#   S&B Foods, Inc..............................................    300   27,154
    Sac's Bar Holdings, Inc.....................................  1,650   14,354
    Saibu Gas Co., Ltd..........................................  3,600   95,611
    Saizeriya Co., Ltd..........................................  2,600   53,880
    Sakai Chemical Industry Co., Ltd............................  1,400   39,244
    Sakai Heavy Industries, Ltd.................................    600   20,208
    Sakai Moving Service Co., Ltd...............................    800   42,337
    Sakai Ovex Co., Ltd.........................................    800   18,354
    Sakata INX Corp.............................................  5,200   74,924
    Sakura Internet, Inc........................................  1,700   11,380
    Sala Corp...................................................  7,000   44,263
    SAMTY Co., Ltd..............................................  3,000   53,085
    San Holdings, Inc...........................................    400    8,740
*   San ju San Financial Group, Inc.............................  2,700   52,061
    San-A Co., Ltd..............................................  1,700   78,170
    San-Ai Oil Co., Ltd.........................................  5,500   70,591
*   Sanden Holdings Corp........................................  3,000   39,836
    Sanei Architecture Planning Co., Ltd........................  1,300   23,054
    Sangetsu Corp...............................................  5,000   96,125
    San-In Godo Bank, Ltd. (The)................................ 16,400  154,093
    Sanken Electric Co., Ltd.................................... 15,000   81,605
    Sanki Engineering Co., Ltd..................................  5,000   51,340
    Sankyo Seiko Co., Ltd.......................................  4,000   17,266
    Sankyo Tateyama, Inc........................................  2,800   35,567
    Sanoh Industrial Co., Ltd...................................  3,000   19,573
    Sansei Technologies, Inc....................................  1,200   17,569
    Sansha Electric Manufacturing Co., Ltd......................    800    9,663
    Sanshin Electronics Co., Ltd................................  2,000   34,997
    Sanyo Chemical Industries, Ltd..............................  1,600   74,106
    Sanyo Denki Co., Ltd........................................    600   32,879
    Sanyo Electric Railway Co., Ltd.............................  2,000   49,453
    Sanyo Housing Nagoya Co., Ltd...............................  1,300   14,092
#   Sanyo Shokai, Ltd...........................................  1,100   20,054
#   Sanyo Special Steel Co., Ltd................................  3,000   77,718
    Sanyo Trading Co., Ltd......................................  1,300   24,062
    Sapporo Holdings, Ltd.......................................  5,400  130,618
    Sato Holdings Corp..........................................  1,900   55,620
    Sato Shoji Corp.............................................  1,300   15,376
#   Satori Electric Co., Ltd....................................  1,000    8,248
    Sawada Holdings Co., Ltd....................................  3,300   29,754
    Sawai Pharmaceutical Co., Ltd...............................  3,800  179,647
    Saxa Holdings, Inc..........................................    400    8,546
    SBS Holdings, Inc...........................................  2,900   34,587
    Scala, Inc..................................................  1,600   15,418

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE>>
                                                                 ------ --------
JAPAN -- (Continued)
    Scroll Corp.................................................  2,300 $ 11,975
    Secom Joshinetsu Co., Ltd...................................    900   28,200
#   Seed Co., Ltd...............................................  1,500   28,898
    Seika Corp..................................................  1,000   21,324
    Seikagaku Corp..............................................  2,800   38,456
*   Seikitokyu Kogyo Co., Ltd...................................  2,700   17,739
    Seiko Holdings Corp.........................................  3,300   72,594
#   Seiko PMC Corp..............................................    800    7,613
    Seiren Co., Ltd.............................................  5,800  104,122
    Sekisui Jushi Corp..........................................  2,700   48,666
    Sekisui Plastics Co., Ltd...................................  3,500   32,229
    Senko Group Holdings Co., Ltd...............................  8,700   68,471
    Senshu Electric Co., Ltd....................................    700   20,970
    Senshu Ikeda Holdings, Inc.................................. 25,100   89,247
*   Senshukai Co., Ltd..........................................  3,000   14,150
#   Septeni Holdings Co., Ltd................................... 10,900   17,587
    SFP Holdings Co., Ltd.......................................  1,400   23,282
    Shibaura Electronics Co., Ltd...............................    700   29,698
    Shibaura Mechatronics Corp..................................  4,000   13,799
    Shibusawa Warehouse Co., Ltd. (The).........................  1,200   17,937
    Shibuya Corp................................................  1,700   54,676
#*  SHIFT, Inc..................................................    800   34,508
#   Shiga Bank, Ltd. (The)...................................... 22,000  116,620
    Shikibo, Ltd................................................    900   10,646
    Shikoku Bank, Ltd. (The)....................................  5,400   69,398
    Shikoku Chemicals Corp......................................  3,000   42,862
    Shima Seiki Manufacturing, Ltd..............................  2,200  119,655
    Shimachu Co., Ltd...........................................  3,100   98,516
    Shimizu Bank, Ltd. (The)....................................  1,100   21,128
    Shin Nippon Air Technologies Co., Ltd.......................  1,600   23,217
    Shinagawa Refractories Co., Ltd.............................    500   19,589
    Shindengen Electric Manufacturing Co., Ltd..................    800   38,117
    Shin-Etsu Polymer Co., Ltd..................................  5,000   45,077
#*  Shinkawa, Ltd...............................................  1,000    7,987
    Shin-Keisei Electric Railway Co., Ltd.......................  1,100   21,418
    Shinko Electric Industries Co., Ltd.........................  8,900   85,313
    Shinko Plantech Co., Ltd....................................  4,200   39,640
    Shinko Shoji Co., Ltd.......................................  2,600   39,166
    Shinmaywa Industries, Ltd...................................  8,000   96,837
    Shinnihon Corp..............................................  3,400   43,056
    Shinoken Group Co., Ltd.....................................  2,600   45,867
    Shinsho Corp................................................  1,000   29,315
    Shinwa Co., Ltd.............................................    900   19,906
    Ship Healthcare Holdings, Inc...............................  3,200  124,428
#   Shizuki Electric Co., Inc...................................  1,600   11,539
    Shizuoka Gas Co., Ltd.......................................  8,300   77,424
    Shobunsha Publications, Inc.................................  1,300    8,566
#   Shoei Co., Ltd..............................................  1,300   55,637
    Shoei Foods Corp............................................  1,000   34,651
    Shofu, Inc..................................................  1,000   12,222
    Showa Aircraft Industry Co., Ltd............................  1,600   16,887
    Showa Corp..................................................  5,400   90,822
    Showa Sangyo Co., Ltd.......................................  2,000   52,725
#   SIGMAXYZ, Inc...............................................  1,700   21,179
#   Siix Corp...................................................  3,800   86,847
    Sinanen Holdings Co., Ltd...................................    600   14,875
    Sinfonia Technology Co., Ltd................................ 18,000   63,035
    Sinko Industries, Ltd.......................................  2,400   44,238
    Sintokogio, Ltd.............................................  5,338   49,408

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE>>
                                                                 ------ --------
JAPAN -- (Continued)
    SK-Electronics Co., Ltd.....................................    600 $ 10,049
    SKY Perfect JSAT Holdings, Inc.............................. 14,000   66,847
    SMK Corp....................................................  5,000   14,255
#   SMS Co., Ltd................................................  4,200   85,492
    SNT Corp....................................................  3,900   15,436
    Soda Nikka Co., Ltd.........................................  3,100   18,920
    Sodick Co., Ltd.............................................  5,800   52,968
    Soft99 Corp.................................................  1,200   12,428
#   Softbank Technology Corp....................................  1,400   24,979
    Softcreate Holdings Corp....................................    900   14,053
#   Software Service, Inc.......................................    400   28,510
    Sogo Medical Co., Ltd.......................................  2,600   51,275
    Soken Chemical & Engineering Co., Ltd.......................    800   14,605
    Solasto Corp................................................  1,800   17,354
#   Soliton Systems K.K.........................................  1,500   15,161
#   Sourcenext Corp.............................................  3,200   24,521
    Space Co., Ltd..............................................    880   11,230
#   Sparx Group Co., Ltd........................................ 11,800   27,721
    S-Pool, Inc.................................................  1,700   23,743
    SRA Holdings................................................  1,000   29,048
    Srg Takamiya Co., Ltd.......................................  1,700   10,828
    SRS Holdings Co., Ltd.......................................  2,500   22,465
    St Marc Holdings Co., Ltd...................................  1,700   41,392
    Star Mica Co., Ltd..........................................  1,800   36,536
    Star Micronics Co., Ltd.....................................  2,400   43,206
    Starts Corp., Inc...........................................  2,700   62,619
    Starzen Co., Ltd............................................    700   37,320
    Stella Chemifa Corp.........................................    900   28,052
    Step Co., Ltd...............................................  1,500   21,698
#   Strike Co., Ltd.............................................    600   20,058
    Studio Alice Co., Ltd.......................................  1,100   25,384
    Sugimoto & Co., Ltd.........................................    900   15,742
#   Sumida Corp.................................................  2,200   23,724
    Suminoe Textile Co., Ltd....................................    500   13,870
    Sumitomo Densetsu Co., Ltd..................................  2,200   38,089
    Sumitomo Mitsui Construction Co., Ltd....................... 10,592   83,055
#   Sumitomo Osaka Cement Co., Ltd.............................. 40,000  190,726
    Sumitomo Precision Products Co., Ltd........................  2,000    6,726
    Sumitomo Riko Co., Ltd......................................  3,800   42,478
    Sumitomo Seika Chemicals Co., Ltd...........................    800   39,970
    Sumitomo Warehouse Co., Ltd. (The).......................... 13,000   84,037
    Sun Frontier Fudousan Co., Ltd..............................  3,700   44,529
    Sun-Wa Technos Corp.........................................  1,500   21,090
    SWCC Showa Holdings Co., Ltd................................  3,700   24,204
    Systena Corp................................................  5,200   63,593
    Syuppin Co., Ltd............................................  1,800   29,530
    T Hasegawa Co., Ltd.........................................  2,300   50,017
    T RAD Co., Ltd..............................................  1,100   31,945
    T&K Toka Co., Ltd...........................................  2,300   26,510
    Tachibana Eletech Co., Ltd..................................  2,500   43,445
    Tachikawa Corp..............................................  1,100   13,474
    Tachi-S Co., Ltd............................................  4,300   72,199
    Tadano, Ltd.................................................  9,900  129,072
    Taihei Dengyo Kaisha, Ltd...................................  2,600   67,066
    Taiho Kogyo Co., Ltd........................................  1,900   21,367
    Taikisha, Ltd...............................................  2,300   66,746
    Taiko Bank, Ltd. (The)......................................    400    8,138
    Taisei Lamick Co., Ltd......................................    800   22,499
    Taiyo Holdings Co., Ltd.....................................  1,500   64,735

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE>>
                                                                 ------ --------
JAPAN -- (Continued)
    Takamatsu Construction Group Co., Ltd.......................  1,600 $ 48,022
#   Takaoka Toko Co., Ltd.......................................  1,200   18,892
    Takara Holdings, Inc........................................ 11,300  132,029
    Takara Leben Co., Ltd.......................................  9,300   31,657
    Takara Standard Co., Ltd....................................  4,200   74,658
    Takasago International Corp.................................  2,100   71,873
    Takasago Thermal Engineering Co., Ltd.......................  4,100   80,569
#   Take And Give Needs Co., Ltd................................  1,000   14,913
    TAKEBISHI Corp..............................................  1,400   21,359
    Takeei Corp.................................................  1,900   17,773
    Takeuchi Manufacturing Co., Ltd.............................  3,200   74,968
    Takisawa Machine Tool Co., Ltd..............................  1,100   17,897
    Takuma Co., Ltd.............................................  7,000   85,808
    Tama Home Co., Ltd..........................................  1,900   18,042
    Tamron Co., Ltd.............................................  2,600   48,969
    Tamura Corp................................................. 11,000   72,963
    Tanseisha Co., Ltd..........................................  2,500   30,743
#   Tateru, Inc.................................................  1,500   25,050
    Tatsuta Electric Wire and Cable Co., Ltd....................  5,200   29,595
    Tayca Corp..................................................  1,900   39,792
    Tazmo Co., Ltd..............................................  1,100   15,562
#*  Teac Corp...................................................  5,000    1,834
    TechMatrix Corp.............................................  2,100   42,710
    Techno Smart Corp...........................................    700    7,486
    TechnoPro Holdings, Inc.....................................  2,500  158,680
    Tecnos Japan, Inc...........................................  1,400   12,277
    Teikoku Electric Manufacturing Co., Ltd.....................  3,100   40,104
    Teikoku Sen-I Co., Ltd......................................  2,100   45,090
    Teikoku Tsushin Kogyo Co., Ltd..............................    800    9,073
    Tekken Corp.................................................  1,300   33,833
    Tenma Corp..................................................  2,000   36,422
    T-Gaia Corp.................................................  1,300   31,447
    TKC Corp....................................................  1,600   59,632
    Toa Corp. (6894434).........................................  2,600   26,731
    Toa Corp. (6894508).........................................  1,800   46,696
    Toa Oil Co., Ltd............................................  6,000   12,794
    TOA ROAD Corp...............................................    300   10,286
    Toagosei Co., Ltd...........................................  9,500  111,317
    Tobishima Corp.............................................. 17,200   31,304
    TOC Co., Ltd................................................  6,100   45,378
    Tocalo Co., Ltd.............................................  5,800   66,470
    Tochigi Bank, Ltd. (The).................................... 10,000   36,923
    Toda Corp................................................... 17,000  148,871
#   Toda Kogyo Corp.............................................    700   19,916
    Toei Animation Co., Ltd.....................................  1,200   43,080
    Toei Co., Ltd...............................................    600   62,937
    Toenec Corp.................................................  1,400   41,488
    Toho Bank, Ltd. (The)....................................... 21,500   85,530
    Toho Co., Ltd...............................................    900   18,660
#   Toho Holdings Co., Ltd......................................  5,500  135,466
#   Toho Titanium Co., Ltd......................................  3,900   42,767
    Toho Zinc Co., Ltd..........................................  1,600   59,241
    Tohoku Bank, Ltd. (The).....................................    800   10,121
    Tokai Corp..................................................  1,800   39,434
    TOKAI Holdings Corp.........................................  9,000   89,042
    Tokai Rika Co., Ltd.........................................  5,400  112,154
    Tokai Tokyo Financial Holdings, Inc......................... 20,200  116,348
    Token Corp..................................................    680   52,430
    Tokushu Tokai Paper Co., Ltd................................    919   35,572

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE>>
                                                                 ------ --------
JAPAN -- (Continued)
    Tokuyama Corp...............................................  5,700 $180,310
#*  Tokyo Base Co., Ltd.........................................  2,400   13,411
    Tokyo Dome Corp.............................................  8,300   69,539
    Tokyo Electron Device, Ltd..................................  1,200   22,892
    Tokyo Energy & Systems, Inc.................................  4,100   44,816
#   Tokyo Individualized Educational Institute, Inc.............  1,600   16,893
    Tokyo Keiki, Inc............................................  1,800   18,936
    Tokyo Kiraboshi Financial Group, Inc........................  3,124   71,955
    Tokyo Ohka Kogyo Co., Ltd...................................  3,200  116,131
    Tokyo Rakutenchi Co., Ltd...................................    500   22,272
#   Tokyo Rope Manufacturing Co., Ltd...........................  1,200   19,285
    Tokyo Seimitsu Co., Ltd.....................................  2,900   98,442
    Tokyo Steel Manufacturing Co., Ltd..........................  8,200   70,350
    Tokyo Tekko Co., Ltd........................................    600    9,419
    Tokyo Theatres Co., Inc.....................................    600    7,680
    Tokyotokeiba Co., Ltd.......................................  2,000   81,027
    Tokyu Construction Co., Ltd.................................  9,100   91,876
    Tokyu Recreation Co., Ltd...................................    600   25,946
    Toli Corp...................................................  6,000   19,410
    Tomato Bank, Ltd............................................    900   12,331
    Tomoe Corp..................................................  3,500   14,892
    Tomoe Engineering Co., Ltd..................................  1,000   21,418
    Tomoku Co., Ltd.............................................  1,000   18,524
    TOMONY Holdings, Inc........................................ 16,800   75,569
    Tomy Co., Ltd...............................................  9,217   76,484
    Tonami Holdings Co., Ltd....................................    800   47,263
    Topcon Corp.................................................  7,300  126,592
    Toppan Forms Co., Ltd.......................................  4,500   45,820
    Topre Corp..................................................  2,900   76,321
    Topy Industries, Ltd........................................  1,800   49,394
    Toridoll Holdings Corp......................................  1,300   28,895
    Torigoe Co., Ltd. (The).....................................  2,500   22,470
    Torii Pharmaceutical Co., Ltd...............................  2,100   50,729
#   Torikizoku Co., Ltd.........................................  1,000   21,799
    Torishima Pump Manufacturing Co., Ltd.......................  2,000   18,209
    Tosei Corp..................................................  4,200   41,346
    Toshiba Machine Co., Ltd.................................... 10,000   49,013
    Toshiba Plant Systems & Services Corp.......................  4,000   88,543
    Toshiba TEC Corp............................................  8,000   46,604
    Tosho Co., Ltd..............................................    800   28,576
#   Tosho Printing Co., Ltd.....................................  2,500   21,986
#   Totech Corp.................................................  1,200   27,904
    Totetsu Kogyo Co., Ltd......................................  1,700   51,579
    Tottori Bank, Ltd. (The)....................................    600    8,980
    Tow Co., Ltd................................................  1,500   10,841
    Towa Bank, Ltd. (The).......................................  4,300   46,051
    Towa Corp...................................................  2,500   24,631
    Towa Pharmaceutical Co., Ltd................................  1,000   55,625
    Toyo Construction Co., Ltd.................................. 12,400   53,047
    Toyo Corp...................................................  3,000   24,842
#   Toyo Denki Seizo K.K........................................  1,000   15,174
#*  Toyo Engineering Corp.......................................  3,400   21,999
    Toyo Ink SC Holdings Co., Ltd...............................  3,800  104,054
    Toyo Kanetsu K.K............................................  1,200   41,065
    Toyo Machinery & Metal Co., Ltd.............................  2,600   17,978
    Toyo Securities Co., Ltd.................................... 12,000   27,043
    Toyo Tanso Co., Ltd.........................................  1,900   54,538
    Toyo Tire & Rubber Co., Ltd.................................  7,600  120,165
    Toyobo Co., Ltd.............................................  8,100  137,110

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE>>
                                                                 ------ --------
JAPAN -- (Continued)
    TPR Co., Ltd................................................  2,100 $ 53,346
    Trancom Co., Ltd............................................    500   36,749
#   Transaction Co., Ltd........................................  2,400   18,937
    Transcosmos, Inc............................................    600   15,506
    Tri Chemical Laboratories, Inc..............................    900   36,262
    Trusco Nakayama Corp........................................  4,000  101,064
#   Trust Tech, Inc.............................................  1,300   53,821
    TS Tech Co., Ltd............................................  1,000   41,277
    TSI Holdings Co., Ltd.......................................  8,425   60,156
    Tsubaki Nakashima Co., Ltd..................................    800   18,993
    Tsubakimoto Chain Co........................................ 11,000  101,312
    Tsugami Corp................................................  5,000   48,232
    Tsukishima Kikai Co., Ltd...................................  3,000   40,395
    Tsukuba Bank, Ltd...........................................  5,500   13,981
    Tsukui Corp.................................................  5,200   47,158
    Tsurumi Manufacturing Co., Ltd..............................  2,000   38,661
    Tsutsumi Jewelry Co., Ltd...................................    800   13,847
    TV Asahi Holdings Corp......................................  1,900   38,046
    Tv Tokyo Holdings Corp......................................  2,500   69,757
    UACJ Corp...................................................  3,203   69,409
    Uchida Yoko Co., Ltd........................................    800   25,349
    UKC Holdings Corp...........................................  1,500   30,617
    Ulvac, Inc..................................................  2,800  110,396
#   UMC Electronics Co., Ltd....................................    900   20,915
    Uniden Holdings Corp........................................ 10,000   29,577
    Union Tool Co...............................................    900   29,903
    Unipres Corp................................................  4,100   83,346
    United Arrows, Ltd..........................................  1,600   62,252
    United Super Markets Holdings, Inc..........................  6,300   72,438
#   UNITED, Inc.................................................  1,200   25,107
*   Unitika, Ltd................................................  5,400   32,418
    Unizo Holdings Co., Ltd.....................................  3,000   55,609
*   Usen-Next Holdings Co., Ltd.................................  1,200   15,578
#*  U-Shin, Ltd.................................................  2,000   13,240
    Ushio, Inc.................................................. 11,500  149,829
*   UT Group Co., Ltd...........................................  2,300   80,311
    V Technology Co., Ltd.......................................    400   70,932
    Valor Holdings Co., Ltd.....................................  3,100   66,534
    ValueCommerce Co., Ltd......................................  1,500   25,858
    Vector, Inc.................................................  3,300   71,529
*   VIA Holdings, Inc...........................................  1,200    8,004
*   Vision, Inc.................................................    800   30,126
    Vital KSK Holdings, Inc.....................................  4,800   49,699
    Vitec Holdings Co., Ltd.....................................  1,300   25,315
    Voyage Group, Inc...........................................  1,100   13,051
    VT Holdings Co., Ltd........................................  6,900   35,121
    Wacoal Holdings Corp........................................  5,200  143,275
#   Wakachiku Construction Co., Ltd.............................  1,700   25,847
    Wakita & Co., Ltd...........................................  4,500   54,157
    Warabeya Nichiyo Holdings Co., Ltd..........................  1,200   24,620
    Watahan & Co., Ltd..........................................  1,000   27,441
    WATAMI Co., Ltd.............................................  3,300   39,776
    WDB Holdings Co., Ltd.......................................    600   20,996
    Weathernews, Inc............................................    700   21,940
#   Will Group, Inc.............................................  1,500   15,224
    WIN-Partners Co., Ltd.......................................  1,000   14,917
    Wood One Co., Ltd...........................................    600    7,710
    World Holdings Co., Ltd.....................................  1,000   31,956
    Wowow, Inc..................................................    800   24,258

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE>>
                                                                 ------ -----------
JAPAN -- (Continued)
    Xebio Holdings Co., Ltd.....................................  4,400 $    65,591
    Yachiyo Industry Co., Ltd...................................  1,500      17,221
    Yahagi Construction Co., Ltd................................  4,200      34,870
#   Yakuodo Co., Ltd............................................  1,000      34,383
    YAMABIKO Corp...............................................  5,360      70,851
    YAMADA Consulting Group Co., Ltd............................    900      24,639
    Yamagata Bank, Ltd. (The)...................................  3,600      81,451
    Yamaichi Electronics Co., Ltd...............................  3,100      38,859
#   YA-MAN, Ltd.................................................  2,800      44,570
    Yamanashi Chuo Bank, Ltd. (The)............................. 18,000      68,327
#   Yamashin-Filter Corp........................................  3,200      32,987
    Yamatane Corp...............................................  1,000      18,486
    Yamato Corp.................................................  1,400       9,027
    Yamato Kogyo Co., Ltd.......................................  4,600     143,456
    Yamazen Corp................................................  5,400      55,238
    Yaoko Co., Ltd..............................................  1,000      51,783
    Yashima Denki Co., Ltd......................................  2,600      21,417
    Yasuda Logistics Corp.......................................  2,000      16,685
#   Yasunaga Corp...............................................    900      16,033
    Yellow Hat, Ltd.............................................  1,800      52,067
    Yodogawa Steel Works, Ltd...................................  2,400      63,152
    Yokogawa Bridge Holdings Corp...............................  3,300      60,919
    Yokohama Reito Co., Ltd.....................................  5,400      48,543
    Yokowo Co., Ltd.............................................  1,700      30,054
    Yomeishu Seizo Co., Ltd.....................................  1,000      22,097
    Yomiuri Land Co., Ltd.......................................    500      21,423
    Yondenko Corp...............................................    420       9,783
    Yondoshi Holdings, Inc......................................  2,300      52,051
    Yorozu Corp.................................................  3,300      52,598
#   Yoshinoya Holdings Co., Ltd.................................  2,100      35,531
#   Yotai Refractories Co., Ltd.................................  3,000      20,913
    Yuasa Trading Co., Ltd......................................  2,000      65,191
#   Yume No Machi Souzou Iinkai Co., Ltd........................  1,600      36,743
    Yumeshin Holdings Co., Ltd..................................  3,800      39,177
    Yurtec Corp.................................................  6,100      50,179
    Yushiro Chemical Industry Co., Ltd..........................  1,000      14,281
    Zenitaka Corp. (The)........................................    400      20,803
    Zenrin Co., Ltd.............................................  2,700      73,905
*   ZIGExN Co., Ltd.............................................  5,200      41,210
#   Zojirushi Corp..............................................  3,500      45,111
    Zuiko Corp..................................................    700      20,282
    Zuken, Inc..................................................  2,000      29,070
                                                                        -----------
TOTAL JAPAN.....................................................         58,527,301
                                                                        -----------
NETHERLANDS -- (2.4%)
    Aalberts Industries NV...................................... 10,112     458,213
    Accell Group................................................  3,013      62,724
    AMG Advanced Metallurgical Group NV.........................  2,999     177,063
    Amsterdam Commodities NV....................................  2,763      64,658
    APERAM SA...................................................  6,207     292,535
#   Arcadis NV..................................................  9,924     181,205
#   ASM International NV........................................  5,440     313,172
    ASR Nederland NV............................................  2,430     108,710
*   Basic-Fit NV................................................  2,107      68,659
    BE Semiconductor Industries NV.............................. 11,218     242,529
#   Beter Bed Holding NV........................................  1,921      13,427
    BinckBank NV................................................ 10,730      64,963
#   Boskalis Westminster........................................ 10,472     321,087
    Brunel International NV.....................................  2,547      41,643

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES  VALUE>>
                                                           ------ ----------
    NETHERLANDS -- (Continued)
        Corbion NV........................................  6,515 $  223,066
        Flow Traders......................................  3,591    106,689
        ForFarmers NV.....................................  2,940     33,404
    #*  Fugro NV.......................................... 11,522    165,774
    *   Gemalto NV........................................  3,010    175,587
    *   Gemalto NV........................................  3,836    223,743
        GrandVision NV....................................  1,892     43,434
    *   Heijmans NV.......................................  3,864     49,285
        Hunter Douglas NV.................................    685     52,655
        IMCD NV...........................................  3,564    258,937
        Intertrust NV.....................................  4,385     76,325
        KAS Bank NV.......................................  1,902     21,686
        Kendrion NV.......................................  2,099     90,958
        Koninklijke BAM Groep NV.......................... 33,087    135,552
        Koninklijke Vopak NV..............................  7,179    337,674
    *   Lucas Bols NV.....................................    553     10,920
        Nederland Apparatenfabriek........................    609     32,856
    #*  OCI NV............................................  7,880    238,232
        Ordina NV......................................... 14,344     33,235
        PostNL NV......................................... 50,691    200,099
        SBM Offshore NV................................... 19,003    294,445
        SIF Holding NV....................................    540     11,203
        Signify NV........................................  4,802    132,969
        Sligro Food Group NV..............................  3,086    127,750
    *   Takeaway.com NV...................................    857     57,205
        TKH Group NV......................................  3,619    226,190
    *   TomTom NV......................................... 14,846    151,617
        Van Lanschot Kempen NV............................  1,388     38,255
        Wessanen..........................................  8,503    126,615
                                                                  ----------
    TOTAL NETHERLANDS.....................................         6,086,948
                                                                  ----------
    NEW ZEALAND -- (0.6%)
        Air New Zealand, Ltd.............................. 41,085     90,936
        Briscoe Group, Ltd................................  9,711     23,111
        Chorus, Ltd....................................... 28,756     84,513
        EBOS Group, Ltd...................................  5,450     75,074
        Freightways, Ltd.................................. 12,116     65,683
        Genesis Energy, Ltd............................... 32,503     56,521
    #   Gentrack Group, Ltd...............................  4,745     21,898
        Hallenstein Glasson Holdings, Ltd.................  5,327     18,576
        Heartland Bank, Ltd............................... 30,948     36,077
        Infratil, Ltd..................................... 46,774    110,386
        Investore Property, Ltd........................... 12,518     12,984
        Kathmandu Holdings, Ltd...........................  8,788     18,472
        Mainfreight, Ltd..................................  5,140     97,024
        Metlifecare, Ltd.................................. 14,953     62,880
        New Zealand Refining Co., Ltd. (The).............. 13,533     22,415
        NZME, Ltd......................................... 14,069      7,960
        NZX, Ltd.......................................... 31,716     23,780
        PGG Wrightson, Ltd................................ 10,577      4,617
    *   Pushpay Holdings, Ltd.............................  4,044     11,451
        Restaurant Brands New Zealand, Ltd................  7,249     37,813
        Sanford, Ltd......................................  6,562     34,185
        Scales Corp., Ltd.................................  8,482     27,136
        Skellerup Holdings, Ltd........................... 17,609     24,614
        SKY Network Television, Ltd....................... 36,103     66,796
        SKYCITY Entertainment Group, Ltd.................. 49,136    132,734
        Steel & Tube Holdings, Ltd........................  5,579      5,557
        Summerset Group Holdings, Ltd..................... 19,161    101,069

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
   NEW ZEALAND -- (Continued)
   *   Synlait Milk, Ltd.................................   4,894 $   36,320
       Tilt Renewables, Ltd..............................   4,827      7,008
       Tourism Holdings, Ltd.............................  12,251     50,964
   *   TOWER, Ltd........................................  13,924      7,123
       Trade Me Group, Ltd...............................  32,478    107,489
       Trustpower, Ltd...................................   4,827     19,424
       Vector, Ltd.......................................   3,219      7,270
       Vista Group International, Ltd....................   9,208     26,369
       Warehouse Group, Ltd. (The).......................   5,475      7,539
       Z Energy, Ltd.....................................   8,096     39,648
                                                                  ----------
   TOTAL NEW ZEALAND.....................................          1,583,416
                                                                  ----------
   NORWAY -- (0.9%)
       ABG Sundal Collier Holding ASA....................  48,103     34,174
       AF Gruppen ASA....................................   1,653     25,635
   *   Akastor ASA.......................................  20,811     43,106
   *   Aker Solutions ASA................................  16,214    110,895
       American Shipping Co. ASA.........................   5,693     20,034
   *   Archer, Ltd.......................................  15,426     17,300
       Atea ASA..........................................   5,466     78,128
       Austevoll Seafood ASA.............................   9,102    132,567
   *   Avance Gas Holding, Ltd...........................   4,699     13,383
   *   Axactor AB........................................  19,390     54,818
       Bonheur ASA.......................................   2,524     36,103
       Borregaard ASA....................................  10,286     97,646
   #*  BW LPG, Ltd.......................................  11,386     51,587
   #*  BW Offshore, Ltd..................................  14,898     80,978
   *   DNO ASA...........................................  59,999    127,089
   *   DOF ASA...........................................  11,184     10,983
       Ekornes ASA.......................................   1,600     27,025
       Europris ASA......................................   2,670      6,947
   *   FLEX LNG, Ltd.....................................  18,682     28,106
   #   Frontline, Ltd....................................  11,339     57,775
   #*  Funcom NV.........................................   4,499     10,451
       Grieg Seafood ASA.................................   4,607     54,704
   #   Hexagon Composites ASA............................  13,175     43,952
       Hoegh LNG Holdings, Ltd...........................   4,064     24,042
   *   Kongsberg Automotive ASA..........................  47,061     54,801
   *   Kvaerner ASA......................................  20,809     37,412
   #*  NEL ASA...........................................  98,973     39,217
   #*  Nordic Nanovector ASA.............................   2,065     16,150
   #*  Nordic Semiconductor ASA..........................  11,029     66,482
       Norway Royal Salmon ASA...........................   1,421     36,079
   #*  Norwegian Air Shuttle ASA.........................   1,616     47,334
   *   Norwegian Finans Holding ASA......................   5,643     68,929
       Norwegian Property ASA............................  18,084     25,515
       Ocean Yield ASA...................................   5,542     45,455
   *   Odfjell Drilling, Ltd.............................   9,723     37,336
       Odfjell SE, Class A...............................   1,000      4,097
   *   Otello Corp. ASA..................................  10,082     23,994
   *   Petroleum Geo-Services ASA........................  33,331    162,445
   *   Prosafe SE........................................   9,316     21,359
   #*  Protector Forsikring ASA..........................   4,456     33,572
   #*  REC Silicon ASA................................... 260,071     26,055
       Sbanken ASA.......................................   6,078     58,878
       Scatec Solar ASA..................................   8,095     62,372
       Selvaag Bolig ASA.................................   5,226     28,461
   *   Sevan Marine ASA..................................   1,337      2,677
   *   Solstad Farstad ASA...............................  25,095     18,908

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                         SHARES   VALUE>>
                                                         ------- ----------
    NORWAY -- (Continued)
        Spectrum ASA....................................   2,023 $   14,443
        Stolt-Nielsen, Ltd..............................   2,682     45,938
        Treasure ASA....................................   1,741      2,786
    #   Veidekke ASA....................................   7,889     77,422
        Wilh Wilhelmsen Holding ASA, Class A............   1,434     35,871
    #   XXL ASA.........................................   5,889     36,121
                                                                 ----------
    TOTAL NORWAY........................................          2,317,537
                                                                 ----------
    PORTUGAL -- (0.4%)
        Altri SGPS SA...................................   7,954     81,265
    *   Banco Comercial Portugues SA.................... 915,426    286,687
    #   CTT-Correios de Portugal SA.....................  16,912     59,403
        Mota-Engil SGPS SA..............................  12,914     43,160
        Navigator Co. SA (The)..........................  22,392    127,704
        NOS SGPS SA.....................................  21,533    125,424
    #   REN--Redes Energeticas Nacionais SGPS SA........  49,169    143,974
        Semapa-Sociedade de Investimento e Gestao.......   3,410     80,015
        Sonae SGPS SA................................... 125,561    142,590
                                                                 ----------
    TOTAL PORTUGAL......................................          1,090,222
                                                                 ----------
    SINGAPORE -- (1.0%)
        Accordia Golf Trust.............................  65,600     28,677
        AEM Holdings, Ltd...............................  15,600     11,446
        Ascendas India Trust............................  80,400     63,803
        Banyan Tree Holdings, Ltd.......................   7,000      2,908
        Best World International, Ltd...................  21,400     20,020
        Boustead Projects, Ltd..........................   6,600      4,391
        Boustead Singapore, Ltd.........................  22,000     13,329
        Bukit Sembawang Estates, Ltd....................  22,400     92,137
        Bund Center Investment, Ltd.....................  27,000     12,725
        China Aviation Oil Singapore Corp., Ltd.........  27,800     30,659
        China Sunsine Chemical Holdings, Ltd............   9,900     10,934
        Chip Eng Seng Corp., Ltd........................  45,000     26,644
        Chuan Hup Holdings, Ltd.........................  87,000     19,480
        CITIC Envirotech, Ltd...........................  93,100     42,807
        ComfortDelGro Corp., Ltd........................  63,200    109,243
    *   COSCO Shipping International Singapore Co., Ltd.  87,900     26,581
    *   Creative Technology, Ltd........................   2,650     11,936
        CSE Global, Ltd.................................  40,000     13,242
        Del Monte Pacific, Ltd..........................  72,000     10,054
        Delfi, Ltd......................................  20,200     17,074
    *   Ezion Holdings, Ltd............................. 243,320     14,549
    #*  Ezra Holdings, Ltd.............................. 229,921      1,746
        Far East Orchard, Ltd...........................  11,239     11,316
        First Resources, Ltd............................  38,800     45,935
    *   Fragrance Group, Ltd............................  82,000      8,917
        Fraser and Neave, Ltd...........................   9,000     13,630
        GK Goh Holdings, Ltd............................  17,813     13,474
        GL, Ltd.........................................  53,000     30,389
        Golden Agri-Resources, Ltd...................... 405,200     83,469
        GuocoLand, Ltd..................................  28,200     42,133
        Halcyon Agri Corp., Ltd.........................  25,666      9,818
        Haw Par Corp., Ltd..............................   8,000     81,114
        Hi-P International, Ltd.........................  23,000     21,364
        Ho Bee Land, Ltd................................  14,000     25,926
        Hong Fok Corp., Ltd.............................  54,120     28,872
    *   Hong Leong Asia, Ltd............................   8,000      5,094
        Hong Leong Finance, Ltd.........................  12,400     24,385

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
SINGAPORE -- (Continued)
    Hotel Grand Central, Ltd.............................  43,574 $   44,829
    Hutchison Port Holdings Trust........................ 193,500     49,423
    Hwa Hong Corp., Ltd..................................  59,000     13,796
*   Hyflux, Ltd..........................................  27,500      2,750
    Indofood Agri Resources, Ltd.........................  28,000      4,530
    Japfa, Ltd...........................................  29,200     16,003
    k1 Ventures, Ltd.....................................  24,000      1,728
    Keppel Infrastructure Trust.......................... 199,374     76,205
    M1, Ltd..............................................  30,000     36,143
    Mandarin Oriental International, Ltd.................  13,800     32,329
    Metro Holdings, Ltd..................................  49,200     42,304
*   Midas Holdings, Ltd.................................. 114,000     12,059
*   mm2 Asia, Ltd........................................  48,000     15,536
    OUE, Ltd.............................................  23,000     26,891
    Oxley Holdings, Ltd..................................  75,240     19,925
    Perennial Real Estate Holdings, Ltd..................  20,600     12,040
*   Raffles Education Corp., Ltd.........................  63,960      7,487
    Raffles Medical Group, Ltd...........................  64,363     53,007
    RHT Health Trust.....................................  54,900     31,258
    Riverstone Holdings, Ltd.............................  17,200     13,906
    SBS Transit, Ltd.....................................  15,800     29,727
    Sembcorp Marine, Ltd.................................  46,700     62,783
    Sheng Siong Group, Ltd...............................  66,800     52,516
    SIA Engineering Co., Ltd.............................  18,900     41,249
*   SIIC Environment Holdings, Ltd.......................  58,600     16,146
    Sinarmas Land, Ltd................................... 108,000     27,397
    Singapore Post, Ltd.................................. 105,100    103,593
    Singapore Press Holdings, Ltd........................ 117,700    251,995
    Stamford Land Corp., Ltd.............................  21,000      7,405
    StarHub, Ltd.........................................  45,300     57,311
    Straits Trading Co., Ltd.............................   7,100     10,707
    Sunningdale Tech, Ltd................................  15,000     15,149
*   Swiber Holdings, Ltd.................................  17,249        259
    Tuan Sing Holdings, Ltd..............................  44,628     13,271
    UMS Holdings, Ltd....................................  31,250     18,825
    United Engineers, Ltd................................  34,000     66,947
    United Industrial Corp., Ltd.........................  16,800     38,851
    UOB-Kay Hian Holdings, Ltd...........................  33,669     31,690
    Valuetronics Holdings, Ltd...........................  29,800     14,701
    Wheelock Properties Singapore, Ltd...................  33,900     54,644
    Wing Tai Holdings, Ltd...............................  45,470     69,222
    Yeo Hiap Seng, Ltd...................................   2,482      1,879
*   Yongnam Holdings, Ltd................................  26,250      4,937
                                                                  ----------
TOTAL SINGAPORE..........................................          2,533,574
                                                                  ----------
SPAIN -- (2.4%)
#   Acciona SA...........................................   3,513    301,663
    Acerinox SA..........................................  20,939    302,648
*   Adveo Group International SA.........................     770      1,716
    Alantra Partners SA..................................   1,872     31,722
    Almirall SA..........................................   8,067    115,437
*   Amper SA.............................................  88,071     32,521
    Applus Services SA...................................  11,486    166,298
    Atresmedia Corp. de Medios de Comunicacion SA........  10,142     79,425
    Azkoyen SA...........................................   2,184     21,720
*   Baron de Ley.........................................     283     37,410
    Bolsas y Mercados Espanoles SHMSF SA.................   7,416    238,608
    Cellnex Telecom SA...................................  11,084    294,550
    Cia de Distribucion Integral Logista Holdings SA.....   3,499     82,890

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
SPAIN -- (Continued)
    CIE Automotive SA....................................   4,978 $  153,012
    Construcciones y Auxiliar de Ferrocarriles SA........   2,580    114,275
#   Distribuidora Internacional de Alimentacion SA.......  47,002    105,043
#*  Duro Felguera SA.....................................   7,718        286
    Duro Felguera, SA.................................... 249,548      9,338
    Ebro Foods SA........................................   8,689    188,058
*   eDreams ODIGEO SA....................................  10,043     45,349
    Elecnor SA...........................................   3,373     48,492
    Enagas SA............................................  19,581    547,418
    Ence Energia y Celulosa SA...........................  21,492    202,728
    Ercros SA............................................  14,943     85,310
    Euskaltel SA.........................................   7,388     68,770
    Faes Farma SA........................................  30,028    131,036
    Fluidra SA...........................................   5,793     81,364
*   Fomento de Construcciones y Contratas SA.............   4,055     52,702
*   Global Dominion Access SA............................   9,073     47,353
    Grupo Catalana Occidente SA..........................   4,345    185,518
*   Grupo Ezentis SA.....................................  25,306     19,929
    Iberpapel Gestion SA.................................     955     41,689
*   Indra Sistemas SA....................................  12,241    148,511
*   Liberbank SA......................................... 192,813    113,318
    Mediaset Espana Comunicacion SA......................  15,385    121,037
    Melia Hotels International SA........................  11,447    150,534
    Miquel y Costas & Miquel SA..........................   1,578     58,501
    NH Hotel Group SA....................................  29,324    215,375
    Obrascon Huarte Lain SA..............................  18,131     63,834
    Papeles y Cartones de Europa SA......................   6,442    125,700
    Parques Reunidos Servicios Centrales SAU.............     955     14,528
*   Pharma Mar SA........................................  15,603     28,279
*   Promotora de Informaciones SA, Class A...............  24,385     51,882
    Prosegur Cia de Seguridad SA.........................  20,757    138,082
*   Quabit Inmobiliaria SA...............................   9,552     19,634
*   Realia Business SA...................................  25,110     31,306
#   Sacyr S.A............................................  52,953    168,708
    Sacyr SA.............................................   1,103      3,522
#*  Solaria Energia y Medio Ambiente SA..................   7,833     46,553
    Talgo SA.............................................   8,642     46,282
    Tecnicas Reunidas SA.................................   3,497    118,057
*   Telepizza Group SA...................................   1,749     11,142
*   Tubacex SA...........................................  15,597     57,426
#*  Tubos Reunidos SA....................................   8,287      4,499
    Vidrala SA...........................................   1,637    156,772
    Viscofan SA..........................................   4,036    278,387
*   Vocento SA...........................................  10,365     16,549
    Zardoya Otis SA......................................  11,411    109,058
                                                                  ----------
TOTAL SPAIN..............................................          6,131,754
                                                                  ----------
SWEDEN -- (2.7%)
*   AcadeMedia AB........................................   2,247     13,142
    Acando AB............................................  10,746     39,669
    AddLife AB...........................................   1,945     46,514
    AddNode Group AB.....................................   2,731     31,957
    AddTech AB, Class B..................................   6,154    139,327
    AF AB, Class B.......................................   5,364    133,515
    Ahlsell AB...........................................  18,039    105,727
#   Alimak Group AB......................................   3,431     57,006
    Arjo AB, Class B.....................................   6,065     20,562
    Atrium Ljungberg AB, Class B.........................   3,302     57,324
    Attendo AB...........................................   7,478     67,642

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
SWEDEN -- (Continued)
#   Avanza Bank Holding AB...............................  3,108 $143,146
    Beijer Alma AB.......................................  4,864   68,831
    Beijer Ref AB........................................  7,206  157,593
#   Bergman & Beving AB..................................  4,110   43,996
    Betsson AB........................................... 13,026  116,270
    Bilia AB, Class A....................................  8,260   70,543
#   BillerudKorsnas AB...................................  3,842   45,773
    BioGaia AB, Class B..................................  1,546   75,860
    Bonava AB............................................    691    9,066
    Bonava AB, Class B...................................  7,350   96,254
    Bravida Holding AB................................... 17,577  140,090
    Bufab AB.............................................  3,894   49,477
#   Bulten AB............................................  1,365   16,347
    Bure Equity AB.......................................  6,581   77,815
#   Byggmax Group AB.....................................  4,912   23,401
    Capio AB.............................................  2,067   12,324
    Catena AB............................................  2,128   45,572
#   Clas Ohlson AB, Class B..............................  4,505   39,595
    Cloetta AB, Class B.................................. 30,030   95,451
*   CLX Communications AB................................  1,806   21,583
*   Collector AB.........................................  3,491   28,794
    Com Hem Holding AB................................... 11,303  201,946
    Concentric AB........................................  4,687   80,949
    Coor Service Management Holding AB...................  4,208   34,947
    Corem Property Group AB..............................  8,684   10,695
    Dios Fastigheter AB..................................  9,712   61,975
    Dometic Group AB.....................................  7,128   69,154
    Duni AB..............................................  5,155   66,291
    Dustin Group AB......................................  6,704   69,074
    Eastnine AB..........................................  1,559   17,261
#   Elanders AB, Class B.................................  1,738   15,679
#*  Eltel AB.............................................  2,122    5,727
*   Enea AB..............................................  1,347   13,885
    Fabege AB............................................  3,574   50,620
    Fagerhult AB.........................................  5,097   48,083
    FastPartner AB.......................................  2,880   17,809
    Fenix Outdoor International AG.......................    713   81,677
    Granges AB...........................................  9,066  113,492
    Gunnebo AB...........................................  3,000    9,361
    Haldex AB............................................  3,360   35,554
    Hemfosa Fastigheter AB............................... 12,421  170,588
    HIQ International AB.................................  6,043   36,861
    HMS Networks AB......................................  1,591   24,496
#   Hoist Finance AB.....................................  4,288   33,364
    Indutrade AB.........................................  4,769  125,338
    Inwido AB............................................  5,530   40,828
#   ITAB Shop Concept AB, Class B........................  1,515    5,304
    JM AB................................................  4,990   91,880
    KappAhl AB...........................................  6,122   26,463
    Karo Pharma AB.......................................  9,289   37,940
    Kindred Group P.L.C.................................. 15,566  200,883
    Klovern AB, Class B.................................. 51,976   68,428
    KNOW IT AB...........................................  2,183   43,114
    Kungsleden AB........................................ 16,234  130,939
#   Lagercrantz Group AB, Class B........................  5,361   56,128
    Lifco AB, Class B....................................    724   32,450
    Lindab International AB.............................. 10,019   68,251
    Loomis AB, Class B...................................  5,246  164,622
#*  Medivir AB, Class B..................................  1,986    8,590

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
SWEDEN -- (Continued)
#   Mekonomen AB.........................................  3,253 $   58,239
    Modern Times Group MTG AB, Class B...................  2,562     94,089
*   Momentum Group AB, Class B...........................  2,500     33,401
#   Mycronic AB..........................................  6,344     64,644
    NCC AB, Class B......................................  2,983     48,152
    Nederman Holding AB..................................  1,824     21,963
    NetEnt AB............................................ 11,712     50,071
    New Wave Group AB, Class B...........................  5,046     30,525
    Nobia AB............................................. 10,802     81,188
    Nobina AB............................................  8,984     62,247
    Nolato AB, Class B...................................  2,054    183,912
    NP3 Fastigheter AB...................................  2,119     14,433
    Opus Group AB........................................ 18,472     14,166
    Oriflame Holding AG..................................  3,030    100,776
    Pandox AB............................................  2,851     53,588
    Peab AB.............................................. 15,418    124,252
    Platzer Fastigheter Holding AB, Class B..............  3,933     28,161
    Pricer AB, Class B................................... 16,074     20,528
    Proact IT Group AB...................................    775     15,218
#*  Qliro Group AB.......................................  9,126     13,258
*   Radisson Hospitality AB..............................  4,797     19,583
    Ratos AB, Class B.................................... 22,672     84,404
*   RaySearch Laboratories AB............................  1,416     18,589
*   Recipharm AB, Class B................................  5,116     93,306
    Resurs Holding AB....................................  6,625     51,426
    Sagax AB, Class B....................................  4,140     53,900
*   SAS AB...............................................  7,999     15,689
    Scandi Standard AB...................................  5,373     34,585
    Scandic Hotels Group AB..............................  6,463     67,441
    Sectra AB, Class B...................................  1,777     48,569
    SkiStar AB...........................................  2,397     56,036
    Sweco AB, Class B....................................  4,633    124,581
    Systemair AB.........................................  1,332     14,320
    Thule Group AB.......................................  8,084    188,916
    Troax Group AB.......................................    957     32,647
    VBG Group AB, Class B................................  1,326     21,419
    Vitrolife AB.........................................  5,090     66,233
    Wallenstam AB, Class B............................... 11,522    118,441
    Wihlborgs Fastigheter AB............................. 13,098    155,796
                                                                 ----------
TOTAL SWEDEN.............................................         6,839,504
                                                                 ----------
SWITZERLAND -- (4.2%)
*   Allreal Holding AG...................................  1,428    222,177
*   Alpiq Holding AG.....................................    246     21,632
    ALSO Holding AG......................................    604     66,016
#   ams AG...............................................  4,010    288,495
    APG SGA SA...........................................    108     38,386
#*  Arbonia AG...........................................  4,660     78,985
#*  Aryzta AG............................................  6,879     97,065
    Ascom Holding AG.....................................  3,915     71,152
    Autoneum Holding AG..................................    308     70,403
    Bachem Holding AG, Class B...........................    343     48,530
    Bank Cler AG.........................................    580     30,584
    Banque Cantonale de Geneve...........................    170     31,244
    Banque Cantonale Vaudoise............................    150    112,145
    Belimo Holding AG....................................     36    151,448
    Bell Food Group AG...................................    220     64,347
    Bellevue Group AG....................................    711     16,515
    Berner Kantonalbank AG...............................    497    101,878

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
SWITZERLAND -- (Continued)
    BFW Liegenschaften AG................................    329 $ 14,149
    BKW AG...............................................  1,679  113,333
    Bobst Group SA.......................................    800   74,087
    Bossard Holding AG, Class A..........................    438   87,853
    Bucher Industries AG.................................    662  214,492
    Burckhardt Compression Holding AG....................    297  108,001
#   Burkhalter Holding AG................................    185   16,341
    Calida Holding AG....................................    281    9,852
    Carlo Gavazzi Holding AG.............................     62   20,164
    Cembra Money Bank AG.................................  2,575  236,163
    Cham Group AG........................................     34   14,604
#   Cicor Technologies, Ltd..............................    259   17,200
    Cie Financiere Tradition SA..........................    140   14,996
    Coltene Holding AG...................................    250   27,971
    Conzzeta AG..........................................    111  121,244
    Daetwyler Holding AG.................................    726  134,196
    DKSH Holding AG......................................  2,117  154,764
#   dormakaba Holding AG.................................    271  173,644
*   Dottikon Es Holding AG...............................     12    7,994
    EFG International AG.................................  8,776   65,376
    Emmi AG..............................................    195  159,938
    Energiedienst Holding AG.............................  1,000   30,408
*   Evolva Holding SA.................................... 41,705   11,812
    Feintool International Holding AG....................    183   20,509
    Flughafen Zurich AG..................................  1,240  259,464
    Forbo Holding AG.....................................    107  169,175
    GAM Holding AG....................................... 24,241  245,090
    Georg Fischer AG.....................................    385  496,745
    Gurit Holding AG.....................................     37   32,266
    Helvetia Holding AG..................................    758  447,997
    Hiag Immobilien Holding AG...........................    646   80,776
#   HOCHDORF Holding AG..................................    130   27,008
#   Huber & Suhner AG....................................  1,285   77,769
    Hypothekarbank Lenzburg AG...........................      3   13,934
    Implenia AG..........................................  1,837  145,226
    Inficon Holding AG...................................    202   94,519
    Interroll Holding AG.................................     59  105,438
    Intershop Holding AG.................................    164   83,644
    Jungfraubahn Holding AG..............................    263   39,130
    Kardex AG............................................    792  121,634
    Komax Holding AG.....................................    368  103,053
#   Kudelski SA..........................................  4,680   45,204
    LEM Holding SA.......................................     41   55,910
    Liechtensteinische Landesbank AG.....................  1,189   70,992
    Logitech International SA............................  6,619  291,100
    Luzerner Kantonalbank AG.............................    304  157,741
*   MCH Group AG.........................................    159    6,116
#   Meier Tobler Group AG................................    174    3,648
    Metall Zug AG........................................     19   58,988
#   Mobilezone Holding AG................................  4,503   46,911
    Mobimo Holding AG....................................    654  162,282
    OC Oerlikon Corp. AG................................. 17,092  265,565
*   Orascom Development Holding AG.......................    935   13,295
    Orior AG.............................................    618   53,311
#   Panalpina Welttransport Holding AG...................    762  108,789
    Phoenix Mecano AG....................................     71   47,307
    Plazza AG, Class A...................................     84   19,168
    PSP Swiss Property AG................................  3,905  367,620
#   Rieter Holding AG....................................    383   58,367

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
SWITZERLAND -- (Continued)
    Romande Energie Holding SA...........................      27 $    32,441
    Schaffner Holding AG.................................      70      22,619
*   Schmolz + Bickenbach AG..............................  75,342      61,947
    Schweiter Technologies AG............................     111     121,697
    SFS Group AG.........................................   1,339     158,476
    Siegfried Holding AG.................................     447     192,826
    St Galler Kantonalbank AG............................     222     114,128
    Sulzer AG............................................   1,335     163,747
    Sunrise Communications Group AG......................   3,100     273,225
    Swiss Prime Site AG..................................     405      37,115
    Swissquote Group Holding SA..........................     990      65,060
    Tamedia AG...........................................     249      37,337
    Tecan Group AG.......................................     861     218,448
    Thurgauer Kantonalbank...............................     118      12,155
#   u-blox Holding AG....................................     678     125,830
    Valiant Holding AG...................................   1,944     207,509
    Valora Holding AG....................................     416     127,893
    VAT Group AG.........................................   1,607     210,980
    Vaudoise Assurances Holding SA.......................     144      74,118
    Vetropack Holding AG.................................      24      49,116
*   Von Roll Holding AG..................................   1,435       1,786
    Vontobel Holding AG..................................   2,384     165,280
    VP Bank AG...........................................     399      77,803
    VZ Holding AG........................................     223      71,065
    Walliser Kantonalbank................................     485      52,371
    Warteck Invest AG....................................      14      27,138
#   Ypsomed Holding AG...................................     468      69,090
    Zehnder Group AG.....................................   1,401      60,950
    Zug Estates Holding AG...............................      26      44,882
    Zuger Kantonalbank AG................................      13      76,335
                                                                  -----------
TOTAL SWITZERLAND........................................          10,688,642
                                                                  -----------
UNITED KINGDOM -- (15.9%)
    4imprint Group P.L.C.................................   3,270      86,656
    888 Holdings P.L.C...................................  11,036      36,025
    A.G. Barr P.L.C......................................   9,131      81,070
    AA P.L.C.............................................  46,430      68,190
*   Acacia Mining P.L.C..................................  12,404      19,939
    Aggreko P.L.C........................................  18,643     181,674
    Anglo Pacific Group P.L.C............................  21,303      37,285
    Anglo-Eastern Plantations P.L.C......................   1,293      12,417
    Arrow Global Group P.L.C.............................  12,003      40,286
    Ashmore Group P.L.C..................................  29,843     142,714
    Auto Trader Group P.L.C..............................  78,257     436,506
    AVEVA Group P.L.C....................................   3,317     114,440
    Avon Rubber P.L.C....................................   3,999      76,423
    B&M European Value Retail SA.........................  35,870     194,091
    Babcock International Group P.L.C....................  18,081     169,485
    Balfour Beatty P.L.C.................................  92,562     356,429
    Bank of Georgia Group P.L.C..........................   3,318      79,524
    BBA Aviation P.L.C................................... 114,972     527,910
    Beazley P.L.C........................................  55,793     410,687
    Bellway P.L.C........................................  15,316     585,498
    Biffa P.L.C..........................................   1,535       4,645
    Bloomsbury Publishing P.L.C..........................   3,174       8,836
    Bodycote P.L.C.......................................  20,427     268,285
    Bovis Homes Group P.L.C..............................  26,856     405,989
    Brewin Dolphin Holdings P.L.C........................  55,468     254,914
    Britvic P.L.C........................................  21,358     225,112

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
UNITED KINGDOM -- (Continued)
*   BTG P.L.C............................................  49,497 $344,606
*   Cairn Energy P.L.C...................................  56,086  179,762
    Cambian Group P.L.C..................................   9,466   23,321
    Capital & Counties Properties P.L.C..................  53,685  193,946
*   Carclo P.L.C.........................................   5,442    8,116
    Card Factory P.L.C...................................  16,012   44,281
#*  Carillion P.L.C......................................  70,562   10,520
    Carr's Group P.L.C...................................   4,336    8,403
    Castings P.L.C.......................................   4,744   25,917
    Centamin P.L.C.......................................  92,292  143,884
    Charles Taylor P.L.C.................................   7,274   28,457
    Chemring Group P.L.C.................................  26,505   79,648
    Chesnara P.L.C.......................................  11,741   61,827
    Cineworld Group P.L.C................................  86,730  308,008
*   Circassia Pharmaceuticals P.L.C......................  12,752   12,871
    City of London Investment Group P.L.C................   1,712    8,768
    Clarkson P.L.C.......................................   4,902  163,629
    Close Brothers Group P.L.C...........................  23,378  486,562
    CLS Holdings P.L.C...................................  15,670   45,518
    CMC Markets P.L.C....................................  10,400   26,912
*   Cobham P.L.C......................................... 191,030  313,194
    Communisis P.L.C.....................................   4,956    3,321
    Computacenter P.L.C..................................   7,015  144,212
    Connect Group P.L.C..................................  19,192    7,090
    Consort Medical P.L.C................................   6,140   88,825
    ConvaTec Group P.L.C.................................   7,497   21,526
    Costain Group P.L.C..................................   6,313   36,031
    Countryside Properties P.L.C.........................  21,769   95,593
*   Countrywide P.L.C....................................   6,154    3,922
    Cranswick P.L.C......................................   9,928  426,996
    Crest Nicholson Holdings P.L.C.......................  21,280  106,123
    CYBG P.L.C...........................................  14,176   64,216
    Daejan Holdings P.L.C................................   1,099   87,953
    Daily Mail & General Trust P.L.C.....................  30,832  301,375
#   Dairy Crest Group P.L.C..............................  30,785  195,810
    De La Rue P.L.C......................................   9,274   61,587
    Debenhams P.L.C...................................... 107,504   16,956
    Dechra Pharmaceuticals P.L.C.........................   1,405   55,021
    Devro P.L.C..........................................  31,309   80,851
    DFS Furniture P.L.C..................................   5,206   14,013
*   Dialight P.L.C.......................................   1,573   10,971
    Dignity P.L.C........................................   4,062   53,867
    Diploma P.L.C........................................  22,578  390,122
    DiscoverIE Group P.L.C...............................   6,013   32,478
    Dixons Carphone P.L.C................................  27,556   63,892
    Domino's Pizza Group P.L.C...........................  43,968  181,948
    Drax Group P.L.C.....................................  46,987  224,488
    Dunelm Group P.L.C...................................   4,588   31,556
*   EI Group P.L.C.......................................  57,955  116,200
    Electrocomponents P.L.C..............................  82,115  772,445
    Elementis P.L.C......................................  87,772  299,046
*   EnQuest P.L.C........................................  97,519   46,186
    Entertainment One, Ltd...............................  20,252   95,212
    Equiniti Group P.L.C.................................  12,004   33,728
    Essentra P.L.C.......................................  24,782  156,350
    esure Group P.L.C....................................  19,941   53,311
    Euromoney Institutional Investor P.L.C...............   5,121   91,122
    Evraz P.L.C..........................................   3,458   25,227
    FDM Group Holdings P.L.C.............................   5,608   70,023

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
UNITED KINGDOM -- (Continued)
    Ferrexpo P.L.C.......................................  13,238 $ 33,795
    Fidessa Group P.L.C..................................   6,342  320,848
*   Findel P.L.C.........................................   2,049    8,098
*   Firstgroup P.L.C..................................... 241,551  279,134
*   Flybe Group P.L.C....................................   9,733    5,158
    Foxtons Group P.L.C..................................  12,557    9,677
    Fuller Smith & Turner P.L.C., Class A................   3,070   39,459
*   Future P.L.C.........................................     897    5,873
    Galliford Try P.L.C..................................   9,314  113,751
    Games Workshop Group P.L.C...........................   4,846  190,443
*   Gem Diamonds, Ltd....................................   5,200    8,020
*   Genel Energy P.L.C...................................   4,469   15,839
    Genus P.L.C..........................................   5,559  209,361
*   Georgia Capital P.L.C................................   3,318   43,045
    Go-Ahead Group P.L.C. (The)..........................   8,588  173,814
    Gocompare.Com Group P.L.C............................  37,856   60,331
    Grafton Group P.L.C..................................  22,234  223,094
    Grainger P.L.C.......................................  38,356  154,060
    Greencore Group P.L.C................................ 140,036  326,093
#   Greene King P.L.C....................................  32,473  219,229
    Greggs P.L.C.........................................  10,069  139,270
*   Gulf Keystone Petroleum, Ltd.........................  14,280   48,123
*   Gulf Marine Services P.L.C...........................  28,057   14,785
    GVC CVR..............................................  65,974    9,378
    Gym Group P.L.C. (The)...............................   8,812   33,872
    Halfords Group P.L.C.................................  24,148  103,482
    Halma P.L.C..........................................   7,911  145,936
    Hastings Group Holdings P.L.C........................   9,310   30,429
    Hays P.L.C........................................... 276,800  721,300
    Headlam Group P.L.C..................................  13,204   79,387
    Helical P.L.C........................................  12,533   52,514
    Henry Boot P.L.C.....................................   9,016   31,013
    Hikma Pharmaceuticals P.L.C..........................   5,133  110,456
    Hill & Smith Holdings P.L.C..........................  12,708  250,723
    Hilton Food Group P.L.C..............................   5,673   71,185
    Hiscox, Ltd..........................................  25,898  543,390
    Hochschild Mining P.L.C..............................  22,160   50,683
    HomeServe P.L.C......................................  25,801  342,394
    Howden Joinery Group P.L.C........................... 119,767  749,792
*   Hunting P.L.C........................................  27,733  284,156
    Huntsworth P.L.C.....................................  34,607   52,797
    Ibstock P.L.C........................................  21,356   68,806
    IG Group Holdings P.L.C..............................  37,790  456,175
    IMI P.L.C............................................  19,714  320,724
    Inchcape P.L.C.......................................  44,835  414,782
*   Indivior P.L.C.......................................  64,365  258,174
    Informa P.L.C........................................  18,220  188,732
    Inmarsat P.L.C.......................................  28,640  213,994
    Intermediate Capital Group P.L.C.....................  20,667  287,588
    International Personal Finance P.L.C.................  19,163   60,303
*   Interserve P.L.C.....................................  22,564   20,708
*   IP Group P.L.C.......................................  51,478   83,779
    ITE Group P.L.C...................................... 132,217  143,839
    IWG P.L.C............................................  58,548  233,147
    J D Wetherspoon P.L.C................................  13,439  214,960
    James Fisher & Sons P.L.C............................   6,723  158,957
    Jardine Lloyd Thompson Group P.L.C...................  22,531  416,667
    JD Sports Fashion P.L.C..............................  31,776  195,006
    John Laing Group P.L.C...............................   5,188   19,836

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
UNITED KINGDOM -- (Continued)
    John Menzies P.L.C...................................   9,359 $ 79,576
    John Wood Group P.L.C................................  49,047  418,459
#*  JPJ Group P.L.C......................................   5,007   65,430
    Jupiter Fund Management P.L.C........................  35,693  205,084
    Just Group P.L.C.....................................  54,377   77,317
    Kainos Group P.L.C...................................   1,037    5,052
*   KAZ Minerals P.L.C...................................  20,078  222,367
    KCOM Group P.L.C.....................................  84,890  104,194
    Keller Group P.L.C...................................  11,870  167,687
    Kier Group P.L.C.....................................  18,785  238,199
*   Lamprell P.L.C.......................................  23,029   27,450
    Lancashire Holdings, Ltd.............................  19,067  143,261
*   Lonmin P.L.C.........................................  19,216   10,560
    Lookers P.L.C........................................  32,633   45,124
    Low & Bonar P.L.C....................................  24,949   15,988
    LSL Property Services P.L.C..........................   4,553   15,597
    Macfarlane Group P.L.C...............................   6,000    8,127
    Man Group P.L.C...................................... 170,239  387,424
*   Management Consulting Group P.L.C....................  75,166    1,360
    Marshalls P.L.C......................................  15,859   90,091
    Marston's P.L.C......................................  65,670   81,411
    McBride P.L.C........................................  27,771   51,489
    McColl's Retail Group P.L.C..........................     626    1,231
    Mears Group P.L.C....................................  15,610   66,636
    Meggitt P.L.C........................................  64,286  480,720
    Merlin Entertainments P.L.C..........................   4,939   25,532
*   Metro Bank P.L.C.....................................   1,363   57,201
    Millennium & Copthorne Hotels P.L.C..................  21,753  148,176
    Mitchells & Butlers P.L.C............................  21,810   72,252
    Mitie Group P.L.C....................................  65,949  133,061
    MJ Gleeson P.L.C.....................................   2,472   24,651
    Moneysupermarket.com Group P.L.C.....................  28,409  117,090
    Morgan Advanced Materials P.L.C......................  48,358  226,158
    Morgan Sindall Group P.L.C...........................   6,392  118,178
*   Mothercare P.L.C.....................................  27,456    7,611
    N Brown Group P.L.C..................................  13,947   26,611
    National Express Group P.L.C.........................  64,577  342,017
    NCC Group P.L.C......................................  13,259   38,310
*   New World Resources P.L.C., Class A..................   1,390        1
    NEX Group P.L.C......................................  28,759  381,039
    Non-Standard Finance P.L.C...........................  13,741   10,496
    Northgate P.L.C......................................  15,578   89,284
*   Nostrum Oil & Gas P.L.C..............................   1,582    4,142
*   Ocado Group P.L.C....................................  39,191  567,835
    On the Beach Group P.L.C.............................   1,504    8,745
    OneSavings Bank P.L.C................................  14,936   85,259
*   Ophir Energy P.L.C...................................  80,346   45,715
    Oxford Instruments P.L.C.............................   6,836   85,348
    Pagegroup P.L.C......................................  47,222  370,849
    Paragon Banking Group P.L.C..........................  27,828  181,663
    PayPoint P.L.C.......................................   3,824   46,811
    Pendragon P.L.C...................................... 128,518   39,443
    Pennon Group P.L.C...................................  40,410  398,759
*   Petra Diamonds, Ltd.................................. 139,574   84,397
    Petrofac, Ltd........................................  18,876  151,782
*   Petropavlovsk P.L.C.................................. 187,340   16,813
    Pets at Home Group P.L.C.............................  33,160   50,564
    Phoenix Group Holdings...............................  47,449  428,483
    Photo-Me International P.L.C.........................  47,737   69,741

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
UNITED KINGDOM -- (Continued)
    Playtech P.L.C.......................................  20,489 $144,507
    Polypipe Group P.L.C.................................  15,431   76,080
    Porvair P.L.C........................................   3,538   22,187
*   Premier Foods P.L.C.................................. 101,428   54,848
*   Premier Oil P.L.C....................................  79,907  134,421
*   Provident Financial P.L.C............................   4,968   43,651
    PZ Cussons P.L.C.....................................  19,655   59,987
    QinetiQ Group P.L.C..................................  63,787  226,719
    Rank Group P.L.C.....................................  17,299   41,185
    Rathbone Brothers P.L.C..............................   4,549  146,603
*   Raven Property Group, Ltd............................  12,683    7,361
    Reach P.L.C..........................................  48,158   44,981
    Redrow P.L.C.........................................  48,535  342,164
    Renewi P.L.C......................................... 154,651  142,116
    Renishaw P.L.C.......................................   4,788  343,827
*   Renold P.L.C.........................................  15,469    6,653
    Restaurant Group P.L.C. (The)........................  21,002   72,939
    Rhi Magnesita NV.....................................   2,743  173,709
    Ricardo P.L.C........................................   8,508   90,184
    Rightmove P.L.C......................................   3,684  235,357
    RM P.L.C.............................................   5,224   15,718
    Robert Walters P.L.C.................................   5,532   54,225
    Rotork P.L.C.........................................  85,396  402,836
    RPC Group P.L.C......................................  51,871  554,524
    RPS Group P.L.C......................................  23,564   75,978
    S&U P.L.C............................................     354   11,587
    Saga P.L.C...........................................  51,973   84,751
    Savills P.L.C........................................  14,289  166,078
    SDL P.L.C............................................  12,706   84,873
    Senior P.L.C.........................................  78,212  325,489
*   Serco Group P.L.C....................................  10,422   13,834
    Severfield P.L.C.....................................   6,026    6,541
    SIG P.L.C............................................ 109,293  174,107
    Soco International P.L.C.............................  20,801   26,139
    Softcat P.L.C........................................   8,309   88,253
    Spectris P.L.C.......................................  12,605  382,865
    Speedy Hire P.L.C....................................  25,705   20,266
    Spire Healthcare Group P.L.C.........................   9,430   30,676
    Spirent Communications P.L.C......................... 104,658  155,455
    Sportech P.L.C.......................................  13,686   13,202
*   Sports Direct International P.L.C....................  21,667  117,512
    SSP Group P.L.C......................................  33,393  298,816
    St. Ives P.L.C.......................................  23,381   31,289
    St. Modwen Properties P.L.C..........................  36,677  194,866
    Stagecoach Group P.L.C...............................  22,281   46,632
    SThree P.L.C.........................................   8,744   38,622
    Stobart Group, Ltd...................................  22,042   67,986
    Stock Spirits Group P.L.C............................   8,910   25,245
    STV Group P.L.C......................................   2,950   16,662
    Superdry P.L.C.......................................   4,673   76,289
    Synthomer P.L.C......................................  53,569  371,795
    T Clarke P.L.C.......................................   3,989    4,265
    TalkTalk Telecom Group P.L.C.........................  32,034   48,227
    Tarsus Group P.L.C...................................   4,955   20,054
    Tate & Lyle P.L.C....................................  92,357  755,388
    Ted Baker P.L.C......................................   4,943  143,077
    Telecom Plus P.L.C...................................   7,750  104,976
    Thomas Cook Group P.L.C.............................. 133,576  167,819
    Topps Tiles P.L.C....................................  10,400    8,230

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- ------------
UNITED KINGDOM -- (Continued)
    TP ICAP P.L.C........................................  53,147 $    195,132
    Travis Perkins P.L.C.................................  19,613      307,784
    Trifast P.L.C........................................  13,605       41,190
    TT Electronics P.L.C.................................  10,027       30,390
*   Tullow Oil P.L.C..................................... 256,027      761,105
    U & I Group P.L.C....................................  21,649       62,980
    UDG Healthcare P.L.C.................................   7,329       80,689
    Ultra Electronics Holdings P.L.C.....................  14,126      306,089
    Urban & Civic P.L.C..................................   2,548       10,137
*   Vectura Group P.L.C..................................  48,154       50,535
    Vedanta Resources P.L.C..............................   7,647       82,109
    Vesuvius P.L.C.......................................  23,643      196,509
    Victrex P.L.C........................................  16,953      702,420
    Virgin Money Holdings UK P.L.C.......................  20,444      106,339
    Vitec Group P.L.C. (The).............................   2,694       42,914
*   Volex P.L.C..........................................   1,534        1,591
    Volution Group P.L.C.................................   3,055        8,160
    Vp P.L.C.............................................   1,257       18,565
    Weir Group P.L.C. (The)..............................     122        3,126
    WH Smith P.L.C.......................................  11,422      288,386
    William Hill P.L.C...................................  96,812      377,883
    Wilmington P.L.C.....................................   6,879       16,715
    Wincanton P.L.C......................................  15,401       54,469
*   Wizz Air Holdings P.L.C..............................     622       28,296
    Xaar P.L.C...........................................  10,372       34,491
    XP Power, Ltd........................................   1,056       49,713
                                                                  ------------
TOTAL UNITED KINGDOM.....................................           40,919,331
                                                                  ------------
UNITED STATES -- (0.0%)
    Hecla Mining Co......................................   9,920       31,744
                                                                  ------------
TOTAL COMMON STOCKS......................................          238,709,211
                                                                  ------------
PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
    Biotest AG...........................................   1,565       45,096
    Draegerwerk AG & Co. KGaA............................   1,074       82,480
    Fuchs Petrolub SE....................................   1,036       58,491
    Jungheinrich AG......................................   4,026      148,175
    Sartorius AG.........................................     824      133,963
    Sixt SE..............................................   1,700      141,700
    STO SE & Co. KGaA....................................     272       34,970
    Villeroy & Boch AG...................................   1,074       20,921
                                                                  ------------
TOTAL GERMANY............................................              665,796
                                                                  ------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   Fleetwood Corp., Ltd. Rights 08/13/18................   2,178            0
                                                                  ------------
AUSTRIA -- (0.0%)
*   Intercell AG Rights 05/16/13.........................   2,073            0
                                                                  ------------
CANADA -- (0.0%)
#*  Tervita Corp. Warrants 07/19/20......................     155           54
                                                                  ------------

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                             SHARES     VALUE>>
                                                            --------- ------------
SINGAPORE -- (0.0%)
*     Ezion Holdings, Ltd. Warrants 04/16/23...............    61,932 $          0
                                                                      ------------
TOTAL RIGHTS/WARRANTS......................................                     54
                                                                      ------------
TOTAL INVESTMENT SECURITIES................................            239,375,061
                                                                      ------------

                                                                        VALUE+
                                                                      ------------
SECURITIES LENDING COLLATERAL -- (7.2%)
@(S)  DFA Short Term Investment Fund....................... 1,598,813   18,499,871
                                                                      ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $231,137,328)^^....................................           $257,874,932
                                                                      ============

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------
                                      LEVEL 1       LEVEL 2    LEVEL 3    TOTAL
                                    -----------   ------------ ------- ------------
Common Stocks
   Australia....................... $     5,803   $ 16,471,226    --   $ 16,477,029
   Austria.........................          --      2,945,866    --      2,945,866
   Belgium.........................     183,554      3,469,115    --      3,652,669
   Canada..........................  22,057,444             81    --     22,057,525
   Denmark.........................          --      5,455,559    --      5,455,559
   Finland.........................          --      6,043,559    --      6,043,559
   France..........................          --     10,292,732    --     10,292,732
   Germany.........................          --     14,707,564    --     14,707,564
   Hong Kong.......................      34,292      6,676,096    --      6,710,388
   Ireland.........................          --        809,748    --        809,748
   Israel..........................      56,358      2,080,858    --      2,137,216
   Italy...........................          --     10,669,383    --     10,669,383
   Japan...........................      81,027     58,446,274    --     58,527,301
   Netherlands.....................     223,743      5,863,205    --      6,086,948
   New Zealand.....................          --      1,583,416    --      1,583,416
   Norway..........................          --      2,317,537    --      2,317,537
   Portugal........................          --      1,090,222    --      1,090,222
   Singapore.......................          --      2,533,574    --      2,533,574
   Spain...........................          --      6,131,754    --      6,131,754
   Sweden..........................          --      6,839,504    --      6,839,504
   Switzerland.....................          --     10,688,642    --     10,688,642
   United Kingdom..................      43,045     40,876,286    --     40,919,331
   United States...................      31,744             --    --         31,744
Preferred Stocks
   Germany.........................          --        665,796    --        665,796
Rights/Warrants
   Canada..........................          --             54    --             54
Securities Lending Collateral......          --     18,499,871    --     18,499,871
                                    -----------   ------------  ----   ------------
TOTAL.............................. $22,717,010   $235,157,922    --   $257,874,932
                                    ===========   ============  ====   ============

                         VA SHORT-TERM FIXED PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT   VALUE+
                                                           ------ ----------
                                                           (000)
                                                           ------
AGENCY OBLIGATIONS -- (2.4%)
Federal Home Loan Bank
     1.500%, 10/21/19.....................................   400  $  394,808
     2.125%, 02/11/20..................................... 1,500   1,487,644
     1.875%, 03/13/20.....................................   800     789,658
     4.125%, 03/13/20.....................................   500     510,925
     2.375%, 03/30/20..................................... 1,000     994,797
     2.625%, 05/28/20..................................... 2,900   2,896,416
                                                                  ----------
TOTAL AGENCY OBLIGATIONS..................................         7,074,248
                                                                  ----------
BONDS -- (81.0%)
African Development Bank
     1.125%, 09/20/19.....................................   500     491,523
     1.375%, 02/12/20.....................................   250     244,849
     1.875%, 03/16/20..................................... 1,950   1,922,593
Agence Francaise de Developpement
     1.375%, 08/02/19.....................................   400     394,548
     1.625%, 01/21/20..................................... 1,110   1,089,797
Alberta, Province of Canada
     1.900%, 12/06/19..................................... 4,000   3,952,369
ANZ New Zealand International Ltd.
U    2.250%, 02/01/19.....................................   300     299,236
U    2.600%, 09/23/19..................................... 1,000     995,048
     2.600%, 09/23/19.....................................   900     895,543
Apple, Inc.
     1.550%, 02/08/19..................................... 1,044   1,039,983
     1.500%, 09/12/19.....................................   400     395,165
     1.800%, 11/13/19..................................... 2,291   2,264,946
     1.800%, 05/11/20.....................................   477     468,607
Apple, Inc., Floating Rate Note, 3M USD LIBOR + 0.080%,
  FRN
(r)  2.443%, 02/08/19..................................... 1,000   1,000,757
Apple, Inc., Floating Rate Note, 3M USD LIBOR + 0.300%,
  FRN
(r)  2.663%, 05/06/19..................................... 1,300   1,303,098
Asian Development Bank
     1.625%, 05/05/20.....................................   500     490,053
Australia & New Zealand Banking Group, Ltd.
#    1.600%, 07/15/19.....................................   750     742,480
     2.050%, 09/23/19.....................................   250     247,243
U    2.250%, 12/19/19..................................... 2,200   2,178,262

                                                             FACE
                                                            AMOUNT   VALUE+
                                                            ------ ----------
                                                            (000)
                                                            ------
Australia & New Zealand Banking Group, Ltd., Floating Rate
  Note, 3M USD LIBOR + 0.750%, FRN
(r)U  3.080%, 11/16/18..................................... 2,000  $2,003,738
Bank Nederlandse Gemeenten NV
U     1.500%, 02/15/19.....................................   200     198,947
      1.875%, 06/11/19..................................... 1,892   1,880,039
      1.750%, 10/30/19..................................... 2,400   2,371,118
      1.625%, 11/25/19.....................................   300     295,639
U     2.500%, 02/28/20.....................................   500     497,384
      2.500%, 02/28/20..................................... 1,000     994,768
      1.750%, 03/24/20.....................................   400     392,898
Bank of Nova Scotia (The)
#     2.050%, 10/30/18..................................... 2,000   1,998,102
Berkshire Hathaway Finance Corp., Floating Rate Note, 3M
  USD LIBOR + 0.250%, FRN
#(r)  2.583%, 01/11/19..................................... 2,000   2,002,625
Berkshire Hathaway Finance Corp., Floating Rate Note, 3M
  USD LIBOR + 0.260%, FRN
(r)   2.603%, 08/15/19.....................................   500     501,109
Berkshire Hathaway Finance Corp., Floating Rate Note, 3M
  USD LIBOR + 0.690%, FRN
(r)   3.031%, 03/15/19.....................................   800     803,260
Caisse d'Amortissement de la Dette Sociale
U     1.500%, 01/28/19.....................................   600     596,836
      1.500%, 01/28/19..................................... 2,100   2,089,888
U     1.750%, 09/24/19.....................................   300     296,589
      1.750%, 09/24/19.....................................   410     405,339
      1.875%, 01/13/20..................................... 1,000     986,270
      2.000%, 04/17/20.....................................   500     492,660
Chevron Corp.
      1.561%, 05/16/19..................................... 1,700   1,685,000
      1.991%, 03/03/20.....................................   750     740,529
Chevron Corp., Floating Rate Note, 3M USD LIBOR + 0.090%,
  FRN
(r)   2.409%, 02/28/19.....................................   885     885,391
Chevron Corp., Floating Rate Note, 3M USD LIBOR + 0.410%,
  FRN
(r)   2.753%, 11/15/19.....................................   400     402,371

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT   VALUE+
                                                            ------ ----------
                                                            (000)
                                                            ------
Chevron Corp., Floating Rate
      Note, 3M USD LIBOR +.................................
      0.510%, FRN..........................................
(r)   2.840%, 11/16/18.....................................   987  $  988,523
Cisco Systems, Inc.
#     2.125%, 03/01/19..................................... 1,250   1,247,508
      1.400%, 09/20/19.....................................   861     849,155
      4.450%, 01/15/20.....................................   448     458,427
Commonwealth Bank of Australia
U     1.375%, 09/06/18.....................................   968     967,150
      1.750%, 11/02/18.....................................   500     498,789
      2.250%, 03/13/19.....................................   436     435,280
      2.300%, 09/06/19.....................................   517     513,673
Commonwealth Bank of Australia, Floating Rate Note, 3M USD
  LIBOR + 0.550%, FRN
(r)   2.864%, 09/06/19.....................................   336     337,427
Commonwealth Bank of Australia, Floating Rate Note, 3M USD
  LIBOR + 0.640%, FRN
(r)   3.003%, 11/07/19.....................................   181     181,908
Commonwealth Bank of Australia, Floating Rate Note, 3M USD
  LIBOR + 0.790%, FRN
(r)U  3.133%, 11/02/18.....................................   275     275,496
Commonwealth Bank of Australia, Floating Rate Note, 3M USD
  LIBOR + 1.060%, FRN
(r)   3.401%, 03/15/19..................................... 2,400   2,413,558
Cooperatieve Rabobank UA
      2.250%, 01/14/19..................................... 4,630   4,624,217
#     1.375%, 08/09/19.....................................   250     246,386
      2.250%, 01/14/20.....................................   300     296,336
      4.750%, 01/15/20.....................................   200     204,425
Cooperatieve Rabobank UA, Floating Rate Note, 3M USD LIBOR
  + 0.510%, FRN
(r)   2.879%, 08/09/19..................................... 2,388   2,398,388
Council Of Europe Development Bank
      1.500%, 05/17/19..................................... 3,000   2,975,580
#     1.625%, 03/10/20..................................... 2,306   2,264,689
CPPIB Capital, Inc.
U     1.250%, 09/20/19.....................................   500     491,500
Dexia Credit Local SA
      1.875%, 01/29/20.....................................   500     492,326
Equinor ASA
      2.250%, 11/08/19..................................... 1,371   1,359,956

                                                             FACE
                                                            AMOUNT   VALUE+
                                                            ------ ----------
                                                            (000)
                                                            ------
Equinor ASA, Floating Rate Note, 3M USD LIBOR + 0.460%, FRN
(r)   2.823%, 11/08/18.....................................   500  $  500,638
Erste Abwicklungsanstalt
      1.625%, 02/21/19..................................... 1,400   1,392,622
      1.375%, 10/30/19.....................................   400     392,894
      2.500%, 03/13/20.....................................   400     397,450
EUROFIMA
      1.750%, 05/29/20.....................................   396     388,071
European Bank for Reconstruction & Development
      1.750%, 11/26/19.....................................   886     875,250
European Investment Bank
#     1.125%, 08/15/19..................................... 2,000   1,970,264
      1.250%, 12/16/19..................................... 1,000     980,253
      1.625%, 03/16/20..................................... 1,092   1,072,479
      1.750%, 05/15/20..................................... 1,500   1,473,587
      1.375%, 06/15/20..................................... 2,700   2,630,383
Export Development Canada
#     1.750%, 08/19/19..................................... 1,700   1,685,088
#U    2.300%, 02/10/20..................................... 1,500   1,489,442
Exxon Mobil Corp.
      1.708%, 03/01/19.....................................   300     298,832
FMS Wertmanagement
      1.000%, 08/16/19..................................... 1,800   1,769,185
      1.750%, 01/24/20..................................... 1,000     985,263
      2.250%, 02/03/20..................................... 1,000     992,000
      1.750%, 05/15/20..................................... 1,200   1,177,944
General Electric Co., Floating Rate Note, 3M USD LIBOR +
  0.270%, FRN
(r)   2.633%, 08/07/18.....................................   400     400,030
General Electric Co., Floating Rate Note, 3M USD LIBOR +
  0.510%, FRN
#(r)  2.849%, 01/14/19..................................... 1,050   1,051,297
Inter-American Development Bank, Floating Rate Note, 1M
  USD LIBOR + 0.040%, FRN
(r)   2.110%, 11/26/18.....................................   959     958,871
International Bank for Reconstruction & Development
      0.875%, 08/15/19.....................................   500     491,212
      1.875%, 10/07/19..................................... 1,000     991,117
Kommunalbanken A.S.
      2.125%, 03/15/19..................................... 1,950   1,944,871
      1.750%, 05/28/19.....................................   600     595,650
      1.500%, 10/22/19..................................... 1,034   1,018,662
      1.625%, 01/15/20..................................... 1,200   1,180,188
U     2.500%, 04/17/20.....................................   300     298,505
      2.500%, 04/17/20..................................... 1,300   1,293,500
Kommunekredit
      1.125%, 08/23/19..................................... 3,900   3,835,790

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT   VALUE+
                                                            ------ ----------
                                                            (000)
                                                            ------
      1.625%, 06/12/20.....................................   383  $  374,451
Kommuninvest I Sverige AB
      1.125%, 09/17/19.....................................   800     786,051
      2.000%, 11/12/19.....................................   700     693,465
      1.750%, 03/19/20..................................... 1,850   1,818,371
Kreditanstalt fuer Wiederaufbau
      1.500%, 09/09/19..................................... 3,800   3,753,735
#     1.250%, 09/30/19..................................... 2,200   2,165,182
      4.000%, 01/27/20.....................................   200     203,647
      1.750%, 03/31/20.....................................   300     295,066
      1.500%, 04/20/20..................................... 1,200   1,174,615
Landwirtschaftliche Rentenbank
      1.875%, 01/22/20..................................... 1,000     987,452
Manitoba, Province of Canada
#     1.750%, 05/30/19..................................... 3,607   3,577,608
Municipality Finance P.L.C.
      1.250%, 09/10/18..................................... 2,600   2,597,244
      1.250%, 04/18/19.....................................   800     792,298
      1.750%, 05/21/19..................................... 1,850   1,836,747
      1.500%, 03/23/20.....................................   968     947,151
National Australia Bank, Ltd.
      2.000%, 01/14/19.....................................   500     498,933
#     1.375%, 07/12/19..................................... 1,700   1,679,355
National Australia Bank, Ltd., Floating Rate Note, 3M USD
  LIBOR + 0.240%, FRN
(r)U  2.575%, 07/25/19..................................... 1,000   1,000,742
(r)U  2.559%, 08/29/19.....................................   400     400,629
National Australia Bank, Ltd., Floating Rate Note, 3M USD
  LIBOR + 0.590%, FRN
(r)U  2.921%, 01/10/20.....................................   500     503,250
Nederlandse Waterschapsbank NV
      1.875%, 03/13/19..................................... 1,500   1,493,430
      1.750%, 09/05/19..................................... 1,300   1,286,043
U     1.750%, 09/05/19..................................... 1,000     989,264
U     1.250%, 09/09/19.....................................   450     442,768
      1.625%, 03/04/20.....................................   500     490,686
Nestle Holdings, Inc.
      2.125%, 01/14/20.....................................   500     495,530
Nordea Bank AB
      2.375%, 04/04/19.....................................   454     453,174
#U    1.625%, 09/30/19.....................................   449     441,361
Nordea Bank AB, Floating Rate Note, 3M USD LIBOR + 0.840%,
  FRN
(r)U  3.175%, 09/17/18..................................... 2,000   2,002,356
Nordic Investment Bank
      2.500%, 04/28/20..................................... 1,800   1,791,025
Novartis Capital Corp.
      1.800%, 02/14/20.....................................   200     196,852
      4.400%, 04/24/20.....................................   958     981,688

                                                             FACE
                                                            AMOUNT   VALUE+
                                                            ------ ----------
                                                            (000)
                                                            ------
NRW Bank
      1.875%, 07/01/19.....................................   500  $  496,150
      1.250%, 07/29/19.....................................   260     256,298
      2.000%, 09/23/19.....................................   800     793,114
      1.875%, 01/27/20..................................... 1,267   1,249,641
Oesterreichische Kontrollbank AG
      1.625%, 03/12/19..................................... 2,500   2,486,471
      1.125%, 04/26/19.....................................   600     593,409
      1.750%, 01/24/20..................................... 2,300   2,266,497
      1.375%, 02/10/20.....................................   976     955,749
Ontario, Province of Canada
      2.000%, 01/30/19..................................... 1,900   1,895,648
#     1.250%, 06/17/19..................................... 2,123   2,097,010
      4.000%, 10/07/19.....................................   300     304,151
      1.875%, 05/21/20.....................................   600     588,823
Oracle Corp.
      2.375%, 01/15/19..................................... 1,387   1,387,912
Oracle Corp., Floating Rate Note, 3M USD LIBOR + 0.580%,
  FRN
(r)   2.919%, 01/15/19.....................................   328     328,872
Pfizer, Inc.
      2.100%, 05/15/19..................................... 1,013   1,009,776
Province of Ontario Canada
      4.400%, 04/14/20..................................... 2,864   2,934,044
Quebec, Province of Canada
      3.500%, 07/29/20.....................................   735     743,084
Quebec, Province of Canada, Floating Rate Note, 3M USD
  LIBOR + 0.280%, FRN
(r)   2.627%, 07/21/19..................................... 3,655   3,663,059
Roche Holdings, Inc., Floating Rate Note, 3M USD LIBOR +
  0.340%, FRN
(r)U  2.674%, 09/30/19..................................... 2,600   2,608,690
Royal Bank of Canada
#     2.150%, 03/15/19..................................... 2,032   2,027,745
#     1.625%, 04/15/19.....................................   990     983,210
      1.500%, 07/29/19.....................................   810     800,781
      2.125%, 03/02/20..................................... 2,050   2,021,193
      2.150%, 03/06/20.....................................   500     492,998
Royal Bank of Canada, Floating Rate Note, 3M USD LIBOR +
  0.380%, FRN
(r)   2.701%, 03/02/20.....................................   923     925,349
Shell International Finance BV
#     1.625%, 11/10/18..................................... 1,495   1,492,023
      1.375%, 09/12/19.....................................   720     708,834
      4.300%, 09/22/19.....................................   400     406,605
      2.125%, 05/11/20.....................................   900     888,418

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT   VALUE+
                                                            ------ ----------
                                                            (000)
                                                            ------
Shell International Finance BV, Floating Rate Note, 3M USD
  LIBOR + 0.350%, FRN
(r)   2.676%, 09/12/19..................................... 2,578  $2,588,469
Shell International Finance BV, Floating Rate Note, 3M USD
  LIBOR + 0.580%, FRN
(r)   2.933%, 11/10/18..................................... 1,000   1,001,616
State of North Rhine-Westphalia Germany
      1.875%, 06/17/19.....................................   300     297,987
      1.625%, 07/25/19..................................... 1,900   1,879,890
      1.250%, 09/16/19..................................... 1,500   1,475,460
      1.625%, 01/22/20..................................... 1,200   1,178,963
Svensk Exportkredit AB
      1.250%, 04/12/19.....................................   500     495,368
      1.875%, 06/17/19..................................... 2,500   2,483,659
      1.125%, 08/28/19.....................................   500     491,579
#     1.875%, 06/23/20..................................... 1,300   1,276,332
Svensk Exportkredit AB, Floating Rate Note, 3M USD LIBOR +
  0.100%, FRN
(r)   2.437%, 10/04/18..................................... 2,000   2,000,800
Svenska Handelsbanken AB
      2.500%, 01/25/19..................................... 2,950   2,946,806
#     2.250%, 06/17/19..................................... 2,300   2,292,219
      1.500%, 09/06/19.....................................   400     393,577
Svenska Handelsbanken AB, Floating Rate Note, 3M USD LIBOR
  + 0.490%, FRN
(r)   2.825%, 06/17/19.....................................   500     501,786
Swedbank AB
U     2.375%, 02/27/19..................................... 1,225   1,221,625
Toronto-Dominion Bank (The)
      1.950%, 01/22/19..................................... 3,450   3,442,725
      1.900%, 10/24/19.....................................   854     844,020
      2.250%, 11/05/19.....................................   600     596,268
      3.000%, 06/11/20..................................... 2,000   1,996,832
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD
  LIBOR + 0.650%, FRN
#(r)  3.005%, 08/13/19.....................................   500     502,411
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD
  LIBOR + 0.840%, FRN
(r)   3.187%, 01/22/19.....................................   500     501,846
Total Capital International SA
#     2.125%, 01/10/19.....................................   500     499,031

                                                             FACE
                                                            AMOUNT   VALUE+
                                                            ------ ----------
                                                            (000)
                                                            ------
Total Capital International SA, Floating Rate Note, 3M USD
  LIBOR + 0.350%, FRN
(r)   2.676%, 06/19/19..................................... 1,127  $1,131,153
Total Capital International SA, Floating Rate Note, 3M USD
  LIBOR + 0.570%, FRN
(r)   2.923%, 08/10/18.....................................   750     750,150
Total Capital SA
      4.450%, 06/24/20..................................... 1,498   1,537,040
Toyota Motor Credit Corp.
      1.700%, 01/09/19..................................... 1,397   1,392,823
      2.100%, 01/17/19.....................................   700     698,999
      1.400%, 05/20/19.....................................   343     339,582
      2.125%, 07/18/19.....................................   187     186,106
#     2.200%, 01/10/20..................................... 2,630   2,600,837
      2.150%, 03/12/20..................................... 1,177   1,161,876
Toyota Motor Credit Corp., Floating Rate Note, 3M USD
  LIBOR + 0.140%, FRN
(r)   2.495%, 11/14/19..................................... 1,000     997,402
Toyota Motor Credit Corp., Floating Rate Note, 3M USD
  LIBOR + 0.230%, FRN
(r)   2.573%, 08/15/18.....................................   500     500,093
Toyota Motor Credit Corp., Floating Rate Note, 3M USD
  LIBOR + 0.390%, FRN
(r)   2.726%, 01/17/19.....................................   236     236,380
USAA Capital Corp., Floating Rate Note, 3M USD LIBOR +
  0.230%, FRN
(r)U  2.573%, 02/01/19..................................... 3,620   3,623,048
Walmart Inc
      1.750%, 10/09/19..................................... 3,330   3,293,349
Walmart, Inc.
      2.850%, 06/23/20..................................... 2,204   2,206,917
Walmart, Inc., Floating Rate Note, 3M USD LIBOR + 0.040%,
  FRN
(r)   2.377%, 06/23/20..................................... 1,000   1,000,969
Westpac Banking Corp.
      2.250%, 01/17/19..................................... 3,275   3,271,994
      1.600%, 08/19/19.....................................   665     657,725
Westpac Banking Corp., Floating Rate Note, 3M USD LIBOR +
  0.710%, FRN
(r)   3.065%, 05/13/19..................................... 1,000   1,004,556

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT    VALUE+
                                                           ------ ------------
                                                           (000)
                                                           ------
Westpac Banking Corp., Floating Rate Note, 3M USD LIBOR +
  0.740%, FRN
(r)  3.070%, 11/23/18.....................................   250  $    250,567
                                                                  ------------
TOTAL BONDS...............................................         234,295,193
                                                                  ------------
U.S. TREASURY OBLIGATIONS -- (5.6%)
U.S. Treasury Notes 1.375%, 12/15/19                       1,500     1,475,684
     1.875%, 12/31/19..................................... 5,000     4,951,562
     1.375%, 01/15/20.....................................   300       294,797
     1.250%, 01/31/20..................................... 2,250     2,205,703
     1.375%, 02/15/20.....................................   500       490,645
     1.625%, 03/15/20..................................... 1,900     1,869,719
     1.375%, 03/31/20..................................... 1,000       979,453
     1.500%, 04/15/20..................................... 2,400     2,354,344
     1.125%, 04/30/20..................................... 1,500     1,461,152
                                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS...........................          16,083,059
                                                                  ------------
CERTIFICATES OF DEPOSIT -- (2.0%)
Bank of Nova Scotia (The), Floating Rate Note, 3M USD
  LIBOR + 0.380%, FRN
(r)  2.700%, 02/28/19..................................... 2,000     2,003,391
Nordea Bank AB, Floating Rate Note, 3M USD LIBOR +
  0.280%, FRN
(r)  2.611%, 04/10/19..................................... 1,000     1,001,774
Nordea Bank AB, Floating Rate Note, 3M USD LIBOR +
  0.340%, FRN
(r)  2.659%, 03/07/19..................................... 1,000     1,001,955
Svenska Handelsbanken, Floating Rate Note, 3M USD LIBOR +
  0.220%, FRN
(r)  2.567%, 01/22/20.....................................   800       798,615

                                                              FACE
                                                             AMOUNT      VALUE+
                                                            --------- ------------
                                                             (000)
                                                            ---------
Svenska Handelsbanken, Floating Rate Note, 3M USD LIBOR +
  0.400%, FRN
(r)   2.755%, 02/12/19.....................................     1,000 $  1,001,582
                                                                      ------------
TOTAL CERTIFICATES OF DEPOSIT..............................              5,807,317
                                                                      ------------
TOTAL INVESTMENT SECURITIES................................            263,259,817
                                                                      ------------
COMMERCIAL PAPER -- (2.1%)
      Alberta, Province of Canada 2.180%...................     1,250    1,249,134
      Coca-Cola Co. 2.140%.................................     1,400    1,399,248
      Landesbank Hessen- Thuringen 2.180%..................     1,500    1,498,926
      Nestle Capital Corp. 2.220%..........................       300      298,736
PSP Capital, Inc.
      2.070%...............................................       800      799,872
      2.040%...............................................     1,000      999,571
                                                                      ------------
TOTAL COMMERCIAL PAPER.....................................              6,245,487
                                                                      ------------
                                                             SHARES
                                                            ---------
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money
        Market Fund, 1.830%................................ 2,545,454    2,545,454
                                                                      ------------
SECURITIES LENDING COLLATERAL -- (6.0%)
@(S)  DFA Short Term Investment Fund....................... 1,503,010   17,391,326
                                                                      ------------
TOTAL INVESTMENTS -- (100.0%)
      (Cost $290,526,622)^^................................           $289,442,084
                                                                      ============

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        -----------------------------------------
                                                        LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                                        ------- ------------ ------- ------------
  Agency Obligations...................................   --    $  7,074,248   --    $  7,074,248
  Bonds................................................   --     234,295,193   --     234,295,193
  U.S. Treasury Obligations............................   --      16,083,059   --      16,083,059
  Certificates of Deposit..............................   --       5,807,317   --       5,807,317
  Commercial Paper.....................................   --       6,245,487   --       6,245,487

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                                          INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        --------------------------------------------
                                                         LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                                        ---------- ------------ ------- ------------
  Temporary Cash Investments........................... $2,545,454           --   --    $  2,545,454
  Securities Lending Collateral........................         -- $ 17,391,326   --      17,391,326
                                                        ---------- ------------   --    ------------
  TOTAL................................................ $2,545,454 $286,896,630   --    $289,442,084
                                                        ========== ============   ==    ============

                           VA GLOBAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
BONDS -- (98.9%)
AUSTRALIA -- (6.0%)
ASB Finance, Ltd.
    0.500%, 06/10/22..................................... EUR    700  $   816,632
Australia & New Zealand
    Banking Group, Ltd...................................
    2.550%, 11/23/21.....................................        500      484,774
    2.625%, 11/09/22.....................................      1,667    1,604,486
Commonwealth Bank of
    Australia............................................
U   2.000%, 09/06/21.....................................      2,000    1,913,357
U   2.750%, 03/10/22.....................................      1,312    1,274,902
National Australia Bank, Ltd.
    1.875%, 07/12/21.....................................        500      477,336
    2.800%, 01/10/22.....................................      3,000    2,926,110
    3.250%, 03/24/22..................................... AUD  1,500    1,123,832
    2.500%, 05/22/22.....................................      1,587    1,523,806
    0.350%, 09/07/22..................................... EUR  1,650    1,919,280
Westpac Banking Corp.
    2.100%, 05/13/21.....................................      1,200    1,159,785
    2.800%, 01/11/22.....................................      4,400    4,298,033
    0.250%, 01/17/22..................................... EUR    600      698,223
    2.500%, 06/28/22.....................................      1,412    1,356,254
    2.625%, 12/14/22..................................... GBP    400      543,727
                                                                      -----------
TOTAL AUSTRALIA..........................................              22,120,537
                                                                      -----------
AUSTRIA -- (3.4%)
Oesterreichische Kontrollbank
    AG...................................................
    0.750%, 03/07/22..................................... GBP  1,836    2,366,468
Republic of Austria
    Government Bond......................................
U   0.000%, 07/15/23..................................... EUR  8,600   10,073,606
                                                                      -----------
TOTAL AUSTRIA............................................              12,440,074
                                                                      -----------
BELGIUM -- (3.7%)
Dexia Credit Local SA
    1.875%, 09/15/21.....................................      2,000    1,922,784
    0.625%, 01/21/22..................................... EUR  2,400    2,865,984
    0.250%, 06/02/22..................................... EUR  2,900    3,414,086
    1.125%, 06/15/22..................................... GBP  1,500    1,943,385
Kingdom of Belgium
    Government Bond......................................
    2.250%, 06/22/23..................................... EUR  2,550    3,322,685
                                                                      -----------
TOTAL BELGIUM............................................              13,468,924
                                                                      -----------
CANADA -- (17.6%)
Bank of Montreal
    1.900%, 08/27/21.....................................      1,530    1,465,558
Bank of Nova Scotia (The)
    2.700%, 03/07/22.....................................      2,300    2,247,109

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
CANADA -- (Continued)
Canada Housing Trust No. 1
U   2.400%, 12/15/22..................................... CAD  1,000  $   765,300
    CPPIB Capital, Inc.
U   2.250%, 01/25/22.....................................      2,000    1,941,145
    2.250%, 01/25/22.....................................      1,500    1,455,858
Province of Alberta Canada
    1.350%, 09/01/21..................................... CAD  5,000    3,720,836
Province of British Columbia Canada
    2.650%, 09/22/21.....................................      2,500    2,469,914
    3.250%, 12/18/21..................................... CAD  2,500    1,972,018
    2.700%, 12/18/22..................................... CAD  6,000    4,638,659
Province of Manitoba Canada
    1.550%, 09/05/21..................................... CAD  3,200    2,394,447
    2.125%, 05/04/22.....................................      2,000    1,918,776
Province of Ontario Canada
    2.400%, 02/08/22.....................................      6,500    6,323,980
    3.150%, 06/02/22..................................... CAD  4,800    3,767,973
Province of Quebec Canada
    2.375%, 01/31/22.....................................      1,000      973,951
    0.875%, 05/24/22..................................... GBP    800    1,030,391
    3.500%, 12/01/22..................................... CAD  9,700    7,735,542
Royal Bank of Canada
    2.750%, 02/01/22.....................................      5,683    5,568,601
    1.968%, 03/02/22..................................... CAD  4,611    3,428,165
Toronto-Dominion Bank (The)
    2.125%, 04/07/21.....................................        780      755,744
    1.800%, 07/13/21.....................................      3,000    2,875,537
    1.994%, 03/23/22..................................... CAD  9,500    7,068,348
                                                                      -----------
TOTAL CANADA.............................................              64,517,852
                                                                      -----------
DENMARK -- (0.5%)
Kommunekredit
    0.000%, 09/08/22..................................... EUR  1,429    1,668,177
                                                                      -----------
FINLAND -- (4.3%)
Finland Government Bond
U   1.500%, 04/15/23..................................... EUR  8,300   10,442,842
OP Corporate Bank P.L.C.
    0.750%, 03/03/22..................................... EUR  2,700    3,205,225
    0.375%, 10/11/22..................................... EUR  1,900    2,218,857
                                                                      -----------
TOTAL FINLAND............................................              15,866,924
                                                                      -----------
FRANCE -- (9.2%)
Agence Francaise de Developpement
    0.125%, 04/30/22..................................... EUR  1,700    1,996,101
Caisse d'Amortissement de la Dette Sociale
    1.875%, 02/12/22.....................................      2,500    2,397,975
    0.125%, 11/25/22..................................... EUR  5,500    6,477,139

VA GLOBAL BOND PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
FRANCE -- (Continued)
French Republic Government Bond OAT
    0.000%, 03/25/23..................................... EUR  4,300  $ 5,044,657
    1.750%, 05/25/23..................................... EUR  2,700    3,434,741
Sanofi
    1.125%, 03/10/22..................................... EUR    100      120,945
    0.500%, 03/21/23..................................... EUR  4,000    4,732,808
Total Capital Canada, Ltd.
    1.125%, 03/18/22..................................... EUR  2,500    3,028,608
Total Capital International SA
#   2.875%, 02/17/22.....................................      1,128    1,113,941
    2.125%, 03/15/23..................................... EUR  1,600    2,026,008
    0.250%, 07/12/23..................................... EUR    900    1,046,683
Unedic Asseo
    0.875%, 10/25/22..................................... EUR  1,800    2,183,635
    2.250%, 04/05/23..................................... EUR    100      128,848
                                                                      -----------
TOTAL FRANCE.............................................              33,732,089
                                                                      -----------
GERMANY -- (7.3%)
Bayerische Landesbodenkreditanstalt
    2.500%, 02/09/22..................................... EUR  1,487    1,896,152
FMS Wertmanagement AoeR
    0.875%, 02/14/22..................................... GBP    100      129,895
Kreditanstalt fuer Wiederaufbau
#   2.625%, 01/25/22.....................................      2,000    1,979,110
    0.875%, 03/15/22..................................... GBP    130      168,763
    0.625%, 07/04/22..................................... EUR  1,300    1,565,443
    0.000%, 12/15/22..................................... EUR    500      586,070
    0.125%, 02/24/23..................................... EUR  4,900    5,767,036
    0.125%, 06/07/23..................................... EUR    300      352,643
Landeskreditbank Baden- Wuerttemberg Foerderbank
    0.875%, 03/07/22..................................... GBP    100      129,431
Landwirtschaftliche Rentenbank
    0.250%, 11/24/22..................................... EUR    900    1,064,608
    0.050%, 06/12/23..................................... EUR    800      934,988
NRW Bank
    0.000%, 08/10/22..................................... EUR  2,000    2,339,144
    0.000%, 11/11/22..................................... EUR    500      583,553
    0.125%, 03/10/23..................................... EUR  2,500    2,928,462
State of North Rhine- Westphalia Germany
    0.000%, 12/05/22..................................... EUR  4,080    4,770,442
    0.375%, 02/16/23..................................... EUR  1,350    1,602,344
                                                                      -----------
TOTAL GERMANY............................................              26,798,084
                                                                      -----------
JAPAN -- (2.7%)
Toyota Credit Canada, Inc.
    2.200%, 02/25/21..................................... CAD  1,000      756,944
    2.020%, 02/28/22..................................... CAD  6,750    5,016,124
    2.350%, 07/18/22..................................... CAD    800      598,790

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
JAPAN -- (Continued)
Toyota Motor Credit Corp.
    2.750%, 05/17/21.....................................      2,000  $ 1,978,080
    2.600%, 01/11/22.....................................      1,218    1,192,288
    0.750%, 07/21/22..................................... EUR    100      119,170
    2.375%, 02/01/23..................................... EUR     43       54,721
                                                                      -----------
TOTAL JAPAN..............................................               9,716,117
                                                                      -----------
NETHERLANDS -- (8.7%)
Bank Nederlandse Gemeenten NV
U   2.375%, 02/01/22.....................................      3,000    2,930,349
    1.000%, 03/15/22..................................... GBP    850    1,105,102
    1.000%, 06/17/22..................................... GBP  2,000    2,595,551
    0.500%, 08/26/22..................................... EUR    300      358,032
    0.250%, 02/22/23..................................... EUR    600      707,588
Cooperatieve Rabobank UA
    2.500%, 01/19/21.....................................      2,200    2,157,889
    0.125%, 10/11/21..................................... EUR    300      350,894
    2.750%, 01/10/22.....................................      1,300    1,270,295
    4.000%, 01/11/22..................................... EUR    850    1,122,428
    4.750%, 06/06/22..................................... EUR    300      410,583
    0.500%, 12/06/22..................................... EUR  2,213    2,605,021
Nederlandse Waterschapsbank NV
    1.875%, 04/14/22.....................................      4,500    4,310,100
    0.500%, 10/27/22..................................... EUR    200      238,495
    0.500%, 01/19/23..................................... EUR    100      119,180
Netherlands Government Bond
U   1.750%, 07/15/23..................................... EUR  1,650    2,110,709
Shell International Finance BV
    1.750%, 09/12/21.....................................      4,000    3,843,353
    1.250%, 03/15/22..................................... EUR  2,292    2,787,415
    1.000%, 04/06/22..................................... EUR  1,600    1,928,196
    2.375%, 08/21/22.....................................      1,000      967,926
                                                                      -----------
TOTAL NETHERLANDS........................................              31,919,106
                                                                      -----------
NORWAY -- (3.8%)
Equinor ASA
    3.150%, 01/23/22.....................................        300      299,244
    0.875%, 02/17/23..................................... EUR  2,250    2,690,388
Kommunalbanken A.S.
    2.250%, 01/25/22.....................................      6,700    6,526,370
    1.125%, 11/30/22..................................... GBP    150      195,300
Norway Government Bond
U   2.000%, 05/24/23..................................... NOK 32,000    4,011,168
                                                                      -----------
TOTAL NORWAY.............................................              13,722,470
                                                                      -----------
SINGAPORE -- (0.6%)
Temasek Financial I, Ltd.
    0.500%, 03/01/22..................................... EUR  1,970    2,330,719
                                                                      -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (6.3%)
Council Of Europe Development Bank
    0.375%, 10/27/22..................................... EUR    150      178,397

VA GLOBAL BOND PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
European Financial Stability Facility
    0.000%, 11/17/22..................................... EUR  8,004  $ 9,379,169
    0.500%, 01/20/23..................................... EUR    700      836,070
European Investment Bank
    1.625%, 03/15/23..................................... EUR    400      501,837
European Stability Mechanism
    0.000%, 10/18/22..................................... EUR  8,350    9,771,708
Nordic Investment Bank
    2.125%, 02/01/22.....................................      2,500    2,429,931
                                                                      -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.............              23,097,112
                                                                      -----------
SWEDEN -- (9.4%)
Kommuninvest I Sverige AB
    0.250%, 06/01/22..................................... SEK 68,000    7,682,489
    0.750%, 02/22/23..................................... SEK 26,000    2,994,860
Nordea Bank AB
    2.000%, 02/17/21..................................... EUR    150      184,236
U   2.250%, 05/27/21.....................................      2,000    1,936,703
    3.250%, 07/05/22..................................... EUR    500      651,109
Skandinaviska Enskilda Banken AB
    0.300%, 02/17/22..................................... EUR  1,500    1,756,544
    1.250%, 08/05/22..................................... GBP    100      129,065
Svensk Exportkredit AB
    1.375%, 12/15/22..................................... GBP  4,150    5,460,186
Svenska Handelsbanken AB
    2.450%, 03/30/21.....................................      1,703    1,663,032
    0.250%, 02/28/22..................................... EUR  1,047    1,223,407
    1.125%, 12/14/22..................................... EUR  2,700    3,255,233
Sweden Government Bond
    3.500%, 06/01/22..................................... SEK 56,000    7,275,902
                                                                      -----------
TOTAL SWEDEN.............................................              34,212,766
                                                                      -----------
SWITZERLAND -- (1.2%)
Nestle Finance International, Ltd.
    1.750%, 09/12/22..................................... EUR    500      623,907
Novartis Capital Corp.
    2.400%, 05/17/22.....................................        958      929,979
    2.400%, 09/21/22.....................................      2,000    1,932,860
Roche Finance Europe BV
    0.500%, 02/27/23..................................... EUR    800      948,618
                                                                      -----------
TOTAL SWITZERLAND........................................               4,435,364
                                                                      -----------
UNITED STATES -- (14.2%)
3M Co.
    0.375%, 02/15/22..................................... EUR  1,500    1,768,759
Apple, Inc.
#   2.250%, 02/23/21.....................................      1,891    1,857,907

                                                                 FACE
                                                                AMOUNT^    VALUE+
                                                                ------- ------------
                                                                 (000)
UNITED STATES -- (Continued)
      2.500%, 02/09/22.....................................       1,700 $  1,665,721
#     2.300%, 05/11/22.....................................       1,500    1,456,905
      1.000%, 11/10/22..................................... EUR   2,550    3,085,563
Berkshire Hathaway, Inc.
      0.750%, 03/16/23..................................... EUR     200      236,636
Chevron Corp.
      2.411%, 03/03/22.....................................         500      488,405
      2.498%, 03/03/22.....................................       3,500    3,432,071
Cisco Systems, Inc.
      2.200%, 02/28/21.....................................       1,000      980,857
Coca-Cola Co. (The)
      3.300%, 09/01/21.....................................       1,000    1,008,739
      2.200%, 05/25/22.....................................         210      203,167
      1.125%, 09/22/22..................................... EUR   1,740    2,106,910
      0.750%, 03/09/23..................................... EUR   4,800    5,710,022
Colgate-Palmolive Co.
      2.300%, 05/03/22.....................................       3,487    3,399,197
International Business Machines Corp.
      2.500%, 01/27/22.....................................       1,000      975,928
Johnson & Johnson
      2.250%, 03/03/22.....................................       1,200    1,170,032
Merck & Co., Inc.
      2.350%, 02/10/22.....................................       2,500    2,439,850
Microsoft Corp.
      1.550%, 08/08/21.....................................       1,500    1,440,377
      2.400%, 02/06/22.....................................       3,621    3,542,860
Oracle Corp.
      2.800%, 07/08/21.....................................       2,707    2,690,193
      1.900%, 09/15/21.....................................       3,500    3,381,209
      2.500%, 05/15/22.....................................       2,250    2,194,273
Pfizer, Inc.
      2.200%, 12/15/21.....................................       2,000    1,949,413
      0.250%, 03/06/22..................................... EUR   1,550    1,820,415
Procter & Gamble Co. (The)
      2.150%, 08/11/22.....................................       1,474    1,421,496
      2.000%, 08/16/22..................................... EUR     100      125,456
US Bank NA
      2.850%, 01/23/23.....................................         750      732,307
Walmart, Inc.
      1.900%, 04/08/22..................................... EUR     500      618,638
                                                                        ------------
TOTAL UNITED STATES........................................               51,903,306
                                                                        ------------
TOTAL BONDS................................................              361,949,621
                                                                        ------------
                                                                SHARES
                                                                -------
SECURITIES LENDING COLLATERAL -- (1.1%)
@(S)  DFA Short Term Investment Fund.......................     352,466    4,078,388
                                                                        ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $374,633,515)........................................             $366,028,009
                                                                        ============

VA GLOBAL BOND PORTFOLIO
CONTINUED


At July 31, 2018, VA Global Bond Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                 UNREALIZED
                                                                                  FOREIGN
                                                                                  EXCHANGE
                                                                    SETTLEMENT  APPRECIATION
CURRENCY PURCHASED     CURRENCY SOLD          COUNTERPARTY             DATE    (DEPRECIATION)
-------------------   ---------------- ---------------------------- ---------- --------------
AUD     1,019,794     USD      756,140 Citibank, N.A.                08/08/18    $   1,551
USD    16,471,905     GBP   12,404,891 Citibank, N.A.                08/10/18      184,624
USD    77,926,022     EUR   66,414,061 State Street Bank and Trust   08/28/18      119,325
USD    77,937,245     EUR   66,412,968 HSBC Bank                     08/29/18      126,230
USD       998,268     NOK    8,127,447 Citibank, N.A.                08/30/18          716
USD     1,320,168     EUR    1,119,161 Citibank, N.A.                10/19/18        3,803
                                                                                 ---------
TOTAL APPRECIATION                                                               $ 436,249
GBP       301,117     USD      395,925 Citibank, N.A.                08/10/18    $    (567)
USD     1,887,471     AUD    2,552,365 Bank of America Corp.         08/08/18       (8,895)
USD     1,493,438     CAD    1,964,023 Citibank, N.A.                08/17/18      (16,764)
USD    19,335,124     CAD   25,388,937 JP Morgan                     08/17/18     (187,270)
USD       777,841     CAD    1,025,174 Citibank, N.A.                08/21/18      (10,502)
USD    17,926,306     SEK  159,455,624 JP Morgan                     08/21/18     (233,659)
USD    20,308,163     CAD   26,776,719 HSBC Bank                     08/21/18     (282,725)
USD     3,039,105     NOK   24,777,189 UBS AG                        08/30/18       (2,016)
USD     1,003,158     EUR      856,319 Citibank, N.A.                10/19/18       (4,050)
USD     1,068,944     EUR      912,385 Citibank, N.A.                10/19/18       (4,210)
                                                                                 ---------
TOTAL (DEPRECIATION)                                                             $(750,658)
                                                                                 ---------
TOTAL APPRECIATION
  (DEPRECIATION)                                                                 $(314,409)
                                                                                 =========

 AUD  Australian Dollars
 CAD  Canadian Dollars
 EUR  Euro
 GBP  British Pounds
 NOK  Norwegian Krone
 SEK  Swedish Krona

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                          INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                          ---------------------------------------
                                                          LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                                          -------  ----------- ------- -----------
Bonds
    Australia............................................   --     $22,120,537   --    $22,120,537
    Austria..............................................   --      12,440,074   --     12,440,074
    Belgium..............................................   --      13,468,924   --     13,468,924
    Canada...............................................   --      64,517,852   --     64,517,852
    Denmark..............................................   --       1,668,177   --      1,668,177
    Finland..............................................   --      15,866,924   --     15,866,924
    France...............................................   --      33,732,089   --     33,732,089
    Germany..............................................   --      26,798,084   --     26,798,084
    Japan................................................   --       9,716,117   --      9,716,117
    Netherlands..........................................   --      31,919,106   --     31,919,106
    Norway...............................................   --      13,722,470   --     13,722,470
    Singapore............................................   --       2,330,719   --      2,330,719
    Supranational Organization Obligations...............   --      23,097,112   --     23,097,112
    Sweden...............................................   --      34,212,766   --     34,212,766
    Switzerland..........................................   --       4,435,364   --      4,435,364
    United States........................................   --      51,903,306   --     51,903,306

VA GLOBAL BOND PORTFOLIO
CONTINUED


                                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        ------------------------------------------
                                                        LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                                        ------- ------------  ------- ------------
  Securities Lending Collateral........................   --    $  4,078,388    --    $  4,078,388
  Forward Currency Contracts**.........................   --        (314,409)   --        (314,409)
                                                          --    ------------    --    ------------
  TOTAL................................................   --    $365,713,600    --    $365,713,600
                                                          ==    ============    ==    ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                 VIT INFLATION-PROTECTED SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                             FACE
                                                          AMOUNT(+/-)    VALUE+
                                                          ----------- ------------
                                                             (000)
                                                          -----------
U.S. TREASURY OBLIGATIONS -- (99.7%)
Treasury Inflation Protected Security
    0.250%,01/15/25......................................    11,240   $ 11,506,749
    2.375%,01/15/25......................................     4,235      6,202,713
    0.375%,07/15/25......................................    10,040     10,361,334
    0.625%,01/15/26......................................    13,050     13,601,674
    2.000%,01/15/26......................................     5,890      8,089,900
    0.125%,07/15/26......................................    11,750     11,689,982
    0.375%,01/15/27......................................    15,250     15,259,492
    2.375%,01/15/27......................................     5,175      7,255,894
    0.375%,07/15/27......................................    15,500     15,326,787
    1.750%,01/15/28......................................     5,830      7,555,256
    3.625%,04/15/28......................................     4,092      7,980,472
    2.500%,01/15/29......................................     4,200      5,711,389
    3.875%,04/15/29......................................     3,040      6,055,195
    3.375%,04/15/32......................................     1,420      2,647,161
                                                                      ------------
TOTAL U.S. TREASURY OBLIGATIONS..........................              129,243,998
                                                                      ------------
                                                            SHARES
                                                          -----------
TEMPORARY CASH INVESTMENTS -- (0.3%)
    State Street Institutional U.S. Government Money
      Market Fund, 1.830%................................   388,500        388,500
                                                                      ------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $133,009,256)^^................................             $129,632,498
                                                                      ============

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        ------------------------------------------
                                                        LEVEL 1    LEVEL 2    LEVEL 3    TOTAL
                                                        -------- ------------ ------- ------------
  U.S. Treasury Obligations............................       -- $129,243,998   --    $129,243,998
  Temporary Cash Investments........................... $388,500           --   --         388,500
                                                        -------- ------------   --    ------------
  TOTAL................................................ $388,500 $129,243,998   --    $129,632,498
                                                        ======== ============   ==    ============

                  DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                         SHARES      VALUE+
                                                        --------- ------------
  AFFILIATED INVESTMENT COMPANIES -- (99.8%)
  Investment in U.S. Core Equity 2 Portfolio of DFA
    Investment Dimensions Group Inc.................... 2,093,725 $ 47,318,185
  Investment in International Core Equity Portfolio of
    DFA Investment Dimensions Group Inc................ 1,431,400   20,354,509
  Investment in VA Global Bond Portfolio of DFA
    Investment Dimensions Group Inc.................... 1,798,234   19,169,174
  Investment in DFA Selectively Hedged Global Fixed
    Income Portfolio of DFA Investment Dimensions
    Group Inc.......................................... 2,004,242   19,160,552
  Investment in U.S. Core Equity 1 Portfolio of DFA
    Investment Dimensions Group Inc....................   701,918   16,895,159
  Investment in DFA Two-Year Global Fixed Income
    Portfolio of DFA Investment Dimensions Group Inc...   772,603    7,664,221
  Investment in VA Short-Term Fixed Portfolio of DFA
    Investment Dimensions Group Inc....................   749,191    7,664,221
  Investment in Emerging Markets Core Equity Portfolio
    of DFA Investment Dimensions Group Inc.............   340,266    7,431,422
  Investment in VA U.S. Large Value Portfolio of DFA
    Investment Dimensions Group Inc....................   123,381    3,385,584
  Investment in DFA Real Estate Securities Portfolio
    of DFA Investment Dimensions Group Inc.............    67,384    2,386,067
  Investment in VA International Value Portfolio of
    DFA Investment Dimensions Group Inc................   168,212    2,267,497
                                                                  ------------
  TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
    (Cost $129,294,380)................................           $153,696,591
                                                                  ------------
  TEMPORARY CASH INVESTMENTS -- (0.2%)
  State Street Institutional U.S. Government Money
    Market Fund, 1.830% (Cost $291,036)................   291,036      291,036
                                                                  ------------
  TOTAL INVESTMENTS -- (100.0%) (Cost $129,585,416)^^.            $153,987,627
                                                                  ============

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        -----------------------------------------
                                                          LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                                        ------------ ------- ------- ------------
  Affiliated Investment Companies...................... $153,696,591   --      --    $153,696,591
  Temporary Cash Investments...........................      291,036   --      --         291,036
                                                        ------------   --      --    ------------
  TOTAL................................................ $153,987,627   --      --    $153,987,627
                                                        ============   ==      ==    ============

                        U.S. LARGE CAP GROWTH PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                          SHARES     VALUE+
                                                          ------- ------------
COMMON STOCKS -- (94.6%)
CONSUMER DISCRETIONARY -- (19.4%)
*   Amazon.com, Inc......................................  48,740 $ 86,632,426
    Aptiv P.L.C..........................................  57,234    5,612,938
    Aramark..............................................  34,424    1,384,189
    Best Buy Co., Inc.................................... 160,769   12,062,498
*   Booking Holdings, Inc................................   6,818   13,831,813
*   Bright Horizons Family Solutions, Inc................   1,338      143,153
*   Burlington Stores, Inc...............................  23,471    3,586,603
#*  CarMax, Inc..........................................  30,192    2,254,739
#   Carter's, Inc........................................  15,796    1,655,895
#   CBS Corp., Class A...................................     700       38,150
    CBS Corp., Class B................................... 162,278    8,547,182
*   Chipotle Mexican Grill, Inc..........................   2,800    1,214,248
    Darden Restaurants, Inc..............................  49,578    5,301,871
    Dollar General Corp..................................  40,468    3,971,934
#   Dunkin' Brands Group, Inc............................   8,433      587,190
#   Gap, Inc. (The)......................................  81,988    2,473,578
#   Hanesbrands, Inc..................................... 183,373    4,081,883
#   Harley-Davidson, Inc.................................  88,754    3,806,659
#   Hasbro, Inc..........................................  53,117    5,290,984
    Hilton Worldwide Holdings, Inc.......................  46,233    3,636,688
    Home Depot, Inc. (The)............................... 297,681   58,797,951
#   Interpublic Group of Cos., Inc. (The)................ 169,089    3,812,957
    Las Vegas Sands Corp.................................  68,090    4,895,671
#   Leggett & Platt, Inc.................................  46,052    2,006,486
#*  Live Nation Entertainment, Inc.......................  65,180    3,212,070
    Lowe's Cos., Inc..................................... 185,316   18,409,291
*   Lululemon Athletica, Inc.............................  15,957    1,914,042
    Marriott International, Inc., Class A................  59,484    7,604,435
    McDonald's Corp......................................  15,927    2,509,140
*   Michael Kors Holdings, Ltd...........................  52,577    3,508,463
    NIKE, Inc., Class B.................................. 184,521   14,191,510
#   Nordstrom, Inc.......................................  84,828    4,445,835
*   NVR, Inc.............................................   1,490    4,111,551
#   Omnicom Group, Inc................................... 162,578   11,190,244
*   O'Reilly Automotive, Inc.............................  34,057   10,421,442
#   Polaris Industries, Inc..............................  25,316    2,668,813
#   Pool Corp............................................  16,700    2,559,275
    Ross Stores, Inc.....................................  67,351    5,888,498
    Service Corp. International..........................  77,715    3,058,085
*   ServiceMaster Global Holdings, Inc...................  58,850    3,353,861
#   Six Flags Entertainment Corp.........................   1,644      106,778
    Starbucks Corp....................................... 322,068   16,873,142
    TJX Cos., Inc. (The)................................. 134,089   13,041,496
    Tractor Supply Co....................................  57,521    4,488,939
*   Ulta Salon Cosmetics & Fragrance, Inc................  26,158    6,392,754
#   Vail Resorts, Inc....................................  15,055    4,168,278
    VF Corp..............................................  44,167    4,066,456
    Walt Disney Co. (The)................................ 168,155   19,095,682
#   Wyndham Destinations, Inc............................  47,661    2,198,125
    Wynn Resorts, Ltd....................................  50,587    8,436,900
    Yum! Brands, Inc.....................................  12,200      967,338
                                                                  ------------
TOTAL CONSUMER DISCRETIONARY.............................          414,510,129
                                                                  ------------

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
CONSUMER STAPLES -- (7.9%)
    Altria Group, Inc.................................... 466,198 $ 27,356,499
    Brown-Forman Corp., Class A..........................  15,971      850,775
#   Brown-Forman Corp., Class B.......................... 105,514    5,615,455
#   Campbell Soup Co..................................... 184,859    7,560,733
#   Church & Dwight Co., Inc.............................  76,735    4,289,487
#   Clorox Co. (The).....................................  57,182    7,729,291
    Coca-Cola Co. (The).................................. 369,603   17,234,588
    Costco Wholesale Corp................................  93,106   20,363,213
    Estee Lauder Cos., Inc. (The), Class A...............  20,997    2,833,335
    General Mills, Inc................................... 104,412    4,809,217
#*  Herbalife Nutrition, Ltd.............................  68,088    3,515,383
    Hershey Co. (The)....................................  64,000    6,285,440
#   Kellogg Co...........................................  42,714    3,033,975
    Keurig Dr Pepper, Inc................................  95,618    2,295,788
    Kimberly-Clark Corp..................................  67,976    7,739,747
*   Monster Beverage Corp................................   6,853      411,317
    PepsiCo, Inc......................................... 345,155   39,692,825
    Sysco Corp...........................................  92,369    6,208,121
                                                                  ------------
TOTAL CONSUMER STAPLES...................................          167,825,189
                                                                  ------------
ENERGY -- (0.1%)
#*  Continental Resources, Inc...........................   2,710      173,088
#   Core Laboratories NV.................................  10,938    1,226,369
*   Newfield Exploration Co..............................   7,581      217,726
                                                                  ------------
TOTAL ENERGY.............................................            1,617,183
                                                                  ------------
FINANCIALS -- (3.0%)
    American Express Co..................................  98,177    9,770,575
    Aon P.L.C............................................  32,875    4,719,206
#*  Credit Acceptance Corp...............................   3,718    1,426,225
    Eaton Vance Corp.....................................  35,202    1,870,282
    Erie Indemnity Co., Class A..........................   8,653    1,075,049
#   FactSet Research Systems, Inc........................  14,855    2,991,203
    Interactive Brokers Group, Inc., Class A.............  29,997    1,795,620
    Lazard, Ltd., Class A................................  40,060    2,175,258
    LPL Financial Holdings, Inc..........................  43,359    2,874,268
#   MarketAxess Holdings, Inc............................   7,981    1,546,478
    Marsh & McLennan Cos., Inc...........................  96,020    8,004,227
    Moody's Corp.........................................  21,626    3,700,641
    MSCI, Inc............................................  40,997    6,813,292
    S&P Global, Inc......................................  52,000   10,422,880
    SEI Investments Co...................................  23,421    1,403,855
    T Rowe Price Group, Inc..............................  24,428    2,908,886
                                                                  ------------
TOTAL FINANCIALS.........................................           63,497,945
                                                                  ------------
HEALTHCARE -- (13.4%)
    AbbVie, Inc.......................................... 397,183   36,632,188
*   Align Technology, Inc................................   3,902    1,391,648
    AmerisourceBergen Corp...............................  47,297    3,870,313
    Amgen, Inc........................................... 189,940   37,332,707
*   Biogen, Inc..........................................  42,742   14,291,643
    Bristol-Myers Squibb Co.............................. 160,829    9,448,704
*   Catalent, Inc........................................  25,359    1,057,470
*   Celgene Corp......................................... 130,826   11,786,114
#*  Charles River Laboratories International, Inc........   1,750      217,525
*   Edwards Lifesciences Corp............................  28,865    4,111,819
    Eli Lilly & Co....................................... 134,150   13,255,361
    Encompass Health Corp................................  34,371    2,599,479

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
HEALTHCARE -- (Continued)
#*  Exelixis, Inc........................................  48,196 $    997,657
    Gilead Sciences, Inc................................. 269,626   20,984,992
*   IDEXX Laboratories, Inc..............................  30,716    7,523,270
    Johnson & Johnson.................................... 449,526   59,571,186
*   Mettler-Toledo International, Inc....................  11,185    6,627,224
*   Regeneron Pharmaceuticals, Inc.......................   7,864    2,894,031
    UnitedHealth Group, Inc.............................. 160,750   40,705,115
*   Varian Medical Systems, Inc..........................   8,548      986,867
    Zoetis, Inc..........................................  97,142    8,400,840
                                                                  ------------
TOTAL HEALTHCARE.........................................          284,686,153
                                                                  ------------
INDUSTRIALS -- (18.0%)
    3M Co................................................ 142,062   30,162,604
#   Allegion P.L.C.......................................  34,897    2,845,501
    Allison Transmission Holdings, Inc...................  75,770    3,561,190
#   American Airlines Group, Inc......................... 243,965    9,646,376
#   AO Smith Corp........................................  35,388    2,106,648
    Boeing Co. (The)..................................... 141,193   50,307,066
    BWX Technologies, Inc................................  26,120    1,717,651
    Caterpillar, Inc..................................... 141,566   20,357,191
#   CH Robinson Worldwide, Inc...........................  74,267    6,849,645
    Cintas Corp..........................................  44,334    9,065,416
#*  Copart, Inc..........................................  69,303    3,977,299
    Deere & Co...........................................  55,296    8,006,308
#   Donaldson Co., Inc...................................  39,208    1,870,222
    Emerson Electric Co.................................. 109,897    7,943,355
    Expeditors International of Washington, Inc..........  49,897    3,800,655
#   Fastenal Co.......................................... 122,537    6,976,031
#   Fortive Corp.........................................  42,832    3,515,651
    General Dynamics Corp................................  50,264   10,040,737
    Graco, Inc...........................................  26,082    1,203,423
    Harris Corp..........................................  50,535    8,335,748
*   HD Supply Holdings, Inc..............................  52,387    2,303,980
#   HEICO Corp...........................................  12,500      954,625
    HEICO Corp., Class A.................................  17,922    1,160,450
    Honeywell International, Inc......................... 108,452   17,314,362
#   Hubbell, Inc.........................................   6,680      823,310
    Huntington Ingalls Industries, Inc...................  22,157    5,163,689
    Illinois Tool Works, Inc.............................  61,099    8,757,320
    JB Hunt Transport Services, Inc......................  58,126    6,969,307
    KAR Auction Services, Inc............................  35,354    2,101,795
#   Lennox International, Inc............................  15,817    3,433,554
    Lincoln Electric Holdings, Inc.......................  18,914    1,776,781
    Lockheed Martin Corp.................................  54,610   17,808,321
    Masco Corp........................................... 101,751    4,103,618
#   Nordson Corp.........................................  16,965    2,275,176
    Northrop Grumman Corp................................  30,714    9,229,250
    Old Dominion Freight Line, Inc.......................  11,318    1,661,482
    Raytheon Co..........................................  37,281    7,382,756
    Robert Half International, Inc.......................  47,308    3,584,054
    Rockwell Automation, Inc.............................  13,535    2,538,625
    Rockwell Collins, Inc................................  24,140    3,355,219
    Rollins, Inc.........................................  38,736    2,128,156
#*  Sensata Technologies Holding P.L.C...................  11,511      625,853
    Spirit AeroSystems Holdings, Inc., Class A...........  27,480    2,562,510
    Toro Co. (The).......................................  31,222    1,879,252
    TransUnion...........................................  28,265    2,046,386
    Union Pacific Corp................................... 162,687   24,385,154
    United Parcel Service, Inc., Class B................. 157,375   18,867,689

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
INDUSTRIALS -- (Continued)
*   United Rentals, Inc..................................  58,760 $  8,743,488
#*  Verisk Analytics, Inc................................  38,743    4,285,751
*   WABCO Holdings, Inc..................................  17,367    2,182,685
    Waste Management, Inc................................ 117,141   10,542,690
#   WW Grainger, Inc.....................................  28,407    9,844,730
                                                                  ------------
TOTAL INDUSTRIALS........................................          383,080,735
                                                                  ------------
INFORMATION TECHNOLOGY -- (25.8%)
    Accenture P.L.C., Class A............................ 159,726   25,449,144
#*  Advanced Micro Devices, Inc.......................... 198,696    3,642,098
    Alliance Data Systems Corp...........................  35,549    7,994,259
    Amphenol Corp., Class A..............................  46,782    4,374,585
    Apple, Inc........................................... 430,605   81,939,825
    Applied Materials, Inc............................... 253,162   12,311,268
    Automatic Data Processing, Inc.......................  91,903   12,405,986
    Booz Allen Hamilton Holding Corp.....................  52,858    2,498,598
    Broadridge Financial Solutions, Inc..................  48,820    5,515,684
*   Cadence Design Systems, Inc..........................  63,588    2,803,595
    CDK Global, Inc......................................  54,686    3,415,141
    CDW Corp.............................................  96,150    8,085,254
*   Citrix Systems, Inc..................................  61,695    6,784,599
*   eBay, Inc............................................  95,492    3,194,207
*   Electronic Arts, Inc.................................  33,424    4,303,340
*   F5 Networks, Inc.....................................  23,323    3,997,096
*   Facebook, Inc., Class A.............................. 100,302   17,310,119
*   Fair Isaac Corp......................................   2,315      466,380
*   First Data Corp., Class A............................ 202,161    4,702,265
*   Fiserv, Inc..........................................  96,074    7,251,666
#*  FleetCor Technologies, Inc...........................   3,005      652,085
    International Business Machines Corp................. 308,712   44,741,630
    Intuit, Inc..........................................  49,387   10,086,801
*   IPG Photonics Corp...................................     129       21,161
#   Jack Henry & Associates, Inc.........................  23,401    3,152,115
    KLA-Tencor Corp......................................  69,013    8,103,506
    Lam Research Corp....................................  16,530    3,151,279
    Mastercard, Inc., Class A............................ 235,377   46,604,646
    Maxim Integrated Products, Inc.......................  55,215    3,375,845
#   Microchip Technology, Inc............................  45,684    4,268,256
    Microsoft Corp....................................... 798,188   84,671,783
    NetApp, Inc.......................................... 107,885    8,363,245
    NVIDIA Corp..........................................  93,182   22,816,545
#   Paychex, Inc.........................................  62,724    4,329,210
#*  Paycom Software, Inc.................................  13,764    1,462,425
*   Red Hat, Inc.........................................  13,431    1,896,860
    Sabre Corp........................................... 119,882    2,951,495
    Seagate Technology P.L.C............................. 182,925    9,625,513
    Skyworks Solutions, Inc..............................  43,035    4,070,250
    Texas Instruments, Inc............................... 234,535   26,108,436
    Total System Services, Inc...........................  56,267    5,150,681
#*  Ubiquiti Networks, Inc...............................  12,800    1,057,024
#   Visa, Inc., Class A.................................. 183,035   25,028,206
#   Western Union Co. (The).............................. 223,401    4,503,764
    Xilinx, Inc..........................................  37,682    2,715,742
*   Zebra Technologies Corp., Class A....................  22,471    3,099,425
                                                                  ------------
TOTAL INFORMATION TECHNOLOGY.............................          550,453,037
                                                                  ------------
MATERIALS -- (3.5%)
    Avery Dennison Corp..................................  45,000    5,160,600

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                             SHARES       VALUE+
                                                            --------- --------------
MATERIALS -- (Continued)
*     Axalta Coating Systems, Ltd..........................   103,627 $    3,134,717
*     Berry Global Group, Inc..............................    63,348      3,094,550
      Celanese Corp., Series A.............................    27,982      3,304,954
      Chemours Co. (The)...................................    89,255      4,088,772
#*    Crown Holdings, Inc..................................    48,968      2,216,781
      Ecolab, Inc..........................................    28,738      4,043,437
#     International Flavors & Fragrances, Inc..............    13,628      1,809,253
      LyondellBasell Industries NV, Class A................    91,075     10,090,199
#     NewMarket Corp.......................................     3,727      1,525,983
      Packaging Corp. of America...........................    44,296      5,001,018
      PPG Industries, Inc..................................    53,907      5,965,349
      Praxair, Inc.........................................    55,360      9,272,800
#     RPM International, Inc...............................    27,048      1,741,080
#     Scotts Miracle-Gro Co. (The).........................    17,670      1,403,528
#     Sealed Air Corp......................................    72,492      3,194,722
      Sherwin-Williams Co. (The)...........................    15,249      6,720,692
      Southern Copper Corp.................................    16,394        809,208
      WR Grace & Co........................................    18,777      1,386,869
                                                                      --------------
TOTAL MATERIALS............................................               73,964,512
                                                                      --------------
TELECOMMUNICATIONS SERVICES -- (3.5%)
      Verizon Communications, Inc.......................... 1,395,948     72,086,755
*     Zayo Group Holdings, Inc.............................    86,196      3,197,009
                                                                      --------------
TOTAL TELECOMMUNICATIONS SERVICES..........................               75,283,764
                                                                      --------------
TOTAL COMMON STOCKS........................................            2,014,918,647
                                                                      --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional U.S. Government Money
        Market Fund, 1.830%................................ 6,051,487      6,051,488
                                                                      --------------
SECURITIES LENDING COLLATERAL -- (5.1%)
@(S)  DFA Short Term Investment Fund....................... 9,351,964    108,211,570
                                                                      --------------
TOTAL INVESTMENTS -- (100.0%)..............................
(Cost $1,576,232,883)^^....................................           $2,129,181,705
                                                                      ==============

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                     LEVEL 2    LEVEL 3     TOTAL
                                     LEVEL 1       ------------ ------- --------------
Common Stocks
   Consumer Discretionary........ $  414,510,129             --    --   $  414,510,129
   Consumer Staples..............    167,825,189             --    --      167,825,189
   Energy........................      1,617,183             --    --        1,617,183
   Financials....................     63,497,945             --    --       63,497,945
   Healthcare....................    284,686,153             --    --      284,686,153
   Industrials...................    383,080,735             --    --      383,080,735
   Information Technology........    550,453,037             --    --      550,453,037
   Materials.....................     73,964,512             --    --       73,964,512
   Telecommunications Services...     75,283,764             --    --       75,283,764
Temporary Cash Investments.......      6,051,488             --    --        6,051,488
Securities Lending Collateral....             --   $108,211,570    --      108,211,570
                                  --------------   ------------  ----   --------------
TOTAL............................ $2,020,970,135   $108,211,570    --   $2,129,181,705
                                  ==============   ============  ====   ==============

                        U.S. SMALL CAP GROWTH PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                          SHARES    VALUE+
                                                          ------- ----------
COMMON STOCKS -- (82.8%)
CONSUMER DISCRETIONARY -- (15.9%)
*   1-800-Flowers.com, Inc., Class A.....................   6,871 $   99,630
#*  AMC Networks, Inc., Class A..........................  30,476  1,837,398
    American Eagle Outfitters, Inc.......................  80,546  2,028,148
#*  Asbury Automotive Group, Inc.........................  17,239  1,211,902
#*  At Home Group, Inc...................................  34,488  1,250,880
#   Big Lots, Inc........................................  31,161  1,353,322
#   BJ's Restaurants, Inc................................  19,137  1,210,415
    Bloomin' Brands, Inc.................................  84,186  1,628,157
*   Boot Barn Holdings, Inc..............................  12,002    280,727
#   Cable One, Inc.......................................   3,782  2,737,639
#   Callaway Golf Co.....................................  70,352  1,353,573
#   Camping World Holdings, Inc., Class A................  11,326    251,097
    Capella Education Co.................................   9,209    957,736
*   Career Education Corp................................  63,218  1,163,211
*   Carrols Restaurant Group, Inc........................  30,455    441,598
*   Cavco Industries, Inc................................   8,570  1,820,697
#*  Central European Media Enterprises, Ltd., Class A....  31,277    121,198
#   Cheesecake Factory, Inc. (The).......................  25,084  1,405,457
#   Children's Place, Inc. (The).........................  17,021  2,091,881
#   Churchill Downs, Inc.................................   2,882    824,108
*   Chuy's Holdings, Inc.................................   4,162    131,727
#   Cinemark Holdings, Inc...............................  46,433  1,667,873
    Collectors Universe, Inc.............................   8,566    115,641
*   Cooper-Standard Holdings, Inc........................  11,131  1,500,459
#   Cracker Barrel Old Country Store, Inc................  16,305  2,388,601
#*  Crocs, Inc...........................................  63,482  1,149,659
    Dana, Inc............................................  75,321  1,608,103
#*  Dave & Buster's Entertainment, Inc...................  34,648  1,702,949
*   Deckers Outdoor Corp.................................  19,262  2,173,331
    Delphi Technologies P.L.C............................  10,995    496,644
*   Denny's Corp.........................................     885     12,877
#   Dine Brands Global, Inc..............................  12,931    918,489
#*  Dorman Products, Inc.................................  19,306  1,441,772
#*  Duluth Holdings, Inc., Class B.......................  16,116    370,990
#   Educational Development Corp.........................   1,000     19,950
#*  Eldorado Resorts, Inc................................  40,488  1,734,911
    Extended Stay America, Inc...........................  88,118  1,876,032
*   Fiesta Restaurant Group, Inc.........................  22,267    646,856
#*  Five Below, Inc......................................  13,558  1,317,295
*   Fox Factory Holding Corp.............................  34,239  1,701,678
#*  GCI Liberty, Inc., Class A...........................  14,576    701,251
*   Grand Canyon Education, Inc..........................   6,772    789,141
#*  Groupon, Inc......................................... 391,865  1,833,928
#*  Helen of Troy, Ltd...................................  11,598  1,328,551
*   Hilton Grand Vacations, Inc..........................  51,489  1,781,005
#*  IMAX Corp............................................  50,213  1,109,707
#*  Installed Building Products, Inc.....................  29,390  1,604,694
#*  iRobot Corp..........................................  19,687  1,560,195
    Jack in the Box, Inc.................................   9,642    812,242
    John Wiley & Sons, Inc., Class A.....................  25,686  1,622,071
    Johnson Outdoors, Inc., Class A......................   6,563    532,062
    La-Z-Boy, Inc........................................  25,257    770,339
#   LCI Industries.......................................  16,366  1,504,854
*   Liberty TripAdvisor Holdings, Inc., Class A..........  60,187  1,002,114

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
CONSUMER DISCRETIONARY -- (Continued)
*   Lindblad Expeditions Holdings, Inc...................  35,078 $    464,433
*   Malibu Boats, Inc., Class A..........................  17,492      657,524
#   Marine Products Corp.................................  19,533      362,923
#   Marriott Vacations Worldwide Corp....................  14,604    1,739,482
*   MCBC Holdings, Inc...................................  17,343      432,881
#*  McClatchy Co. (The), Class A.........................   2,700       26,325
#   Monro, Inc...........................................  27,457    1,851,975
#*  Murphy USA, Inc......................................  18,519    1,467,446
    Nathan's Famous, Inc.................................     430       42,248
*   National Vision Holdings, Inc........................  13,976      568,264
#*  Nautilus, Inc........................................     700        9,975
#*  New York & Co., Inc..................................  26,553      130,110
#   New York Times Co. (The), Class A.................... 108,017    2,678,822
#*  Noodles & Co.........................................   3,878       40,525
#   Nutrisystem, Inc.....................................  26,478    1,059,120
#*  Ollie's Bargain Outlet Holdings, Inc.................  30,203    2,099,109
#   Oxford Industries, Inc...............................  14,802    1,363,560
#   Papa John's International, Inc.......................  21,140      887,034
#   PetMed Express, Inc..................................  16,552      614,576
*   Planet Fitness, Inc., Class A........................  16,290      774,101
#*  Potbelly Corp........................................  18,092      224,341
#   Red Rock Resorts, Inc., Class A......................  45,999    1,625,605
    Ruth's Hospitality Group, Inc........................  28,302      819,343
*   Shake Shack, Inc., Class A...........................  12,206      760,800
#*  Shutterfly, Inc......................................  25,445    2,093,106
#*  Sleep Number Corp....................................  35,744    1,018,347
#   Sonic Corp...........................................  23,595      829,364
#*  Sotheby's............................................  33,490    1,778,654
#*  Sportsman's Warehouse Holdings, Inc..................  28,414      144,627
    Steven Madden, Ltd...................................  33,438    1,807,324
*   Stoneridge, Inc......................................  24,061      818,074
    Strategic Education, Inc.............................  10,297    1,213,398
#   Sturm Ruger & Co., Inc...............................  11,744      636,525
    Superior Group of Cos, Inc...........................  10,119      212,094
#   Tailored Brands, Inc.................................  45,259      912,421
#   TEGNA, Inc...........................................  76,670      845,670
#*  Tempur Sealy International, Inc......................  38,024    1,858,233
    Tenneco, Inc.........................................  37,543    1,730,732
#   Texas Roadhouse, Inc.................................  42,904    2,696,087
#   Tile Shop Holdings, Inc..............................  10,620       88,146
    Tilly's, Inc., Class A...............................   6,892      106,826
#*  TopBuild Corp........................................  18,816    1,397,653
    Tower International, Inc.............................     443       14,309
*   tronc, Inc...........................................  30,071      470,310
#   Tupperware Brands Corp...............................  35,905    1,318,073
#*  Urban Outfitters, Inc................................  38,602    1,713,929
#*  Visteon Corp.........................................  21,328    2,497,082
#   Wendy's Co. (The).................................... 169,965    2,835,016
#   Williams-Sonoma, Inc.................................   3,570      208,809
    Winmark Corp.........................................   1,577      232,134
#   Winnebago Industries, Inc............................  24,369      972,323
#   Wolverine World Wide, Inc............................  61,334    2,169,997
#   World Wrestling Entertainment, Inc., Class A.........  29,521    2,335,406
#*  ZAGG, Inc............................................  26,459      394,239
                                                                  ------------
TOTAL CONSUMER DISCRETIONARY.............................          120,046,195
                                                                  ------------
CONSUMER STAPLES -- (5.3%)
#*  Boston Beer Co., Inc. (The), Class A.................   6,710    1,844,915
#   Calavo Growers, Inc..................................  16,140    1,492,950

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
CONSUMER STAPLES -- (Continued)
#   Casey's General Stores, Inc..........................  13,773 $ 1,506,491
#*  Central Garden & Pet Co..............................  10,073     434,851
*   Central Garden & Pet Co., Class A....................  31,101   1,247,772
#*  Chefs' Warehouse, Inc. (The).........................  22,488     606,052
#   Coca-Cola Bottling Co. Consolidated..................   5,267     764,347
#*  Craft Brew Alliance, Inc.............................  14,587     288,823
#   Energizer Holdings, Inc..............................  38,434   2,447,477
#*  Farmer Brothers Co...................................   9,555     275,662
#   Flowers Foods, Inc...................................  97,723   1,993,549
#   Inter Parfums, Inc...................................  27,260   1,641,052
    J&J Snack Foods Corp.................................  10,138   1,469,604
    John B. Sanfilippo & Son, Inc........................   7,212     554,386
    Lancaster Colony Corp................................  18,171   2,635,340
    Limoneira Co.........................................   4,045     110,267
    Medifast, Inc........................................  10,946   1,879,209
#   MGP Ingredients, Inc.................................  16,893   1,386,409
#*  National Beverage Corp...............................  10,208   1,077,046
    Nu Skin Enterprises, Inc., Class A...................  34,848   2,538,677
    Oil-Dri Corp. of America.............................     596      25,247
*   Performance Food Group Co............................  61,499   2,204,739
#   PriceSmart, Inc......................................  16,401   1,340,782
#*  Primo Water Corp.....................................  30,830     541,067
#*  Rite Aid Corp........................................ 247,248     496,968
    Rocky Mountain Chocolate Factory, Inc................   2,500      25,675
*   Spectrum Brands Holdings, Inc........................  18,176   1,588,037
#*  Sprouts Farmers Market, Inc..........................  88,072   1,892,667
#   Tootsie Roll Industries, Inc.........................   5,212     155,839
#   Turning Point Brands, Inc............................  14,622     489,252
    United-Guardian, Inc.................................   2,424      44,844
#*  USANA Health Sciences, Inc...........................  19,354   2,559,566
#   Vector Group, Ltd....................................  23,719     437,616
#   WD-40 Co.............................................  12,289   1,968,083
                                                                  -----------
TOTAL CONSUMER STAPLES...................................          39,965,261
                                                                  -----------
ENERGY -- (2.3%)
*   Abraxas Petroleum Corp............................... 124,451     323,573
#   Arch Coal, Inc., Class A.............................  16,275   1,376,702
#*  Carrizo Oil & Gas, Inc...............................  79,131   2,229,912
#*  Covia Holdings Corp..................................   3,709      66,873
#   CVR Energy, Inc......................................  19,234     755,704
*   Denbury Resources, Inc............................... 302,214   1,362,985
    Evolution Petroleum Corp.............................  27,422     294,787
*   ION Geophysical Corp.................................  10,894     278,886
#*  Jagged Peak Energy, Inc..............................  18,364     262,605
#*  Keane Group, Inc.....................................  87,481   1,234,357
#*  Kosmos Energy, Ltd................................... 217,601   1,649,416
#*  Laredo Petroleum, Inc................................     212       1,976
#*  Mammoth Energy Services, Inc.........................  13,688     509,467
#*  Matador Resources Co.................................  62,223   2,084,471
    Panhandle Oil and Gas, Inc., Class A.................   9,614     196,126
#*  Penn Virginia Corp...................................  13,764   1,163,333
#*  ProPetro Holding Corp................................  68,019   1,118,232
#   RPC, Inc.............................................  67,793   1,003,336
#*  Solaris Oilfield Infrastructure, Inc., Class A.......  15,934     250,004
#*  TETRA Technologies, Inc.............................. 103,961     448,072
#*  VAALCO Energy, Inc...................................  10,473      31,838
#*  Weatherford International P.L.C...................... 216,256     733,108
                                                                  -----------
TOTAL ENERGY.............................................          17,375,763
                                                                  -----------

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (6.4%)
    Ameris Bancorp.......................................  11,471 $   534,549
#   AMERISAFE, Inc.......................................  11,046     693,689
#   Artisan Partners Asset Management, Inc., Class A.....  34,860   1,200,927
#   Bank of Hawaii Corp..................................  23,485   1,890,308
    Bank of NT Butterfield & Son, Ltd. (The).............  29,676   1,467,775
    BGC Partners, Inc., Class A..........................  17,200     184,728
#*  BofI Holding, Inc....................................  32,103   1,252,659
    BrightSphere Investment Group P.L.C..................  99,097   1,412,132
    CoBiz Financial, Inc.................................  33,386     731,153
#   Cohen & Steers, Inc..................................  40,325   1,689,214
#   Crawford & Co., Class A..............................   5,478      46,453
    Crawford & Co., Class B..............................  13,730     116,980
#   CVB Financial Corp...................................  14,918     356,839
    Diamond Hill Investment Group, Inc...................   3,048     584,423
*   Donnelley Financial Solutions, Inc...................  29,063     604,510
#*  Elevate Credit, Inc..................................  11,127     103,704
*   Enova International, Inc.............................  34,050   1,055,550
    Evercore, Inc., Class A..............................  29,655   3,351,015
    Farmers & Merchants Bancorp, Inc.....................     387      18,050
#   Federated Investors, Inc., Class B...................  71,251   1,724,274
#   First Financial Bankshares, Inc......................  35,760   2,024,016
#   Glacier Bancorp, Inc.................................  37,538   1,602,873
*   Green Dot Corp., Class A.............................  27,369   2,170,909
#   Hamilton Lane, Inc., Class A.........................  14,985     733,815
#*  Health Insurance Innovations, Inc., Class A..........     747      24,838
#   Hennessy Advisors, Inc...............................   3,244      50,769
    Heritage Commerce Corp...............................  11,611     176,835
    Hingham Institution for Savings......................      68      15,033
    Houlihan Lokey, Inc..................................  17,826     876,326
    Interactive Brokers Group, Inc., Class A.............   8,342     499,352
#   Kinsale Capital Group, Inc...........................  17,674   1,046,743
#   Lakeland Financial Corp..............................  20,833   1,010,192
#*  LendingTree, Inc.....................................   7,132   1,703,122
#   Live Oak Bancshares, Inc.............................  26,298     748,178
#   Moelis & Co., Class A................................  26,116   1,660,978
    Morningstar, Inc.....................................  11,416   1,506,912
    Old Line Bancshares, Inc.............................  10,075     345,371
*   PennyMac Financial Services, Inc., Class A...........  23,299     446,176
    People's Utah Bancorp................................   1,457      52,962
#   Preferred Bank.......................................  13,935     867,314
    Primerica, Inc.......................................  26,071   2,992,951
    Pzena Investment Management, Inc., Class A...........  14,278     139,210
#   RLI Corp.............................................  23,698   1,771,662
#   ServisFirst Bancshares, Inc..........................  33,185   1,402,066
    Silvercrest Asset Management Group, Inc., Class A....   5,400      94,230
    Stock Yards Bancorp, Inc.............................  13,882     529,598
*   Triumph Bancorp, Inc.................................  19,273     739,120
#   Universal Insurance Holdings, Inc....................  20,901     928,004
#   Virtu Financial, Inc., Class A.......................  12,478     251,432
    Washington Trust Bancorp, Inc........................   4,335     253,381
#   Westamerica Bancorporation...........................   8,429     505,909
    Westwood Holdings Group, Inc.........................   7,571     441,919
#   WisdomTree Investments, Inc.......................... 137,933   1,205,534
                                                                  -----------
TOTAL FINANCIALS.........................................          47,836,662
                                                                  -----------
HEALTHCARE -- (9.5%)
    Abaxis, Inc..........................................  16,531   1,372,073
#*  Accuray, Inc.........................................  69,148     266,220
*   Addus HomeCare Corp..................................   9,495     628,094

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
HEALTHCARE -- (Continued)
*   Amedisys, Inc........................................ 26,239 $2,456,758
#*  AMN Healthcare Services, Inc......................... 39,555  2,393,077
#*  ANI Pharmaceuticals, Inc.............................  9,723    650,955
    Atrion Corp..........................................  1,695  1,166,160
*   BioSpecifics Technologies Corp.......................  5,544    252,252
#*  BioTelemetry, Inc.................................... 26,598  1,396,395
    Bruker Corp..........................................    300      9,720
#*  Cambrex Corp......................................... 27,761  1,735,063
    Cantel Medical Corp.................................. 23,718  2,198,896
#*  Capital Senior Living Corp........................... 24,250    242,258
    Chemed Corp..........................................  3,830  1,210,395
#*  ChemoCentryx, Inc.................................... 33,221    384,035
*   Civitas Solutions, Inc............................... 24,426    399,365
#   Computer Programs & Systems, Inc.....................    965     30,108
    CONMED Corp.......................................... 24,239  1,793,686
#*  Corcept Therapeutics, Inc............................ 97,131  1,275,330
*   CorVel Corp.......................................... 16,378    939,278
*   Cotiviti Holdings, Inc............................... 40,801  1,821,357
*   CryoLife, Inc........................................ 21,916    653,097
#*  Diplomat Pharmacy, Inc...............................  4,586     95,297
#*  Eagle Pharmaceuticals, Inc........................... 13,585  1,076,611
*   Emergent BioSolutions, Inc........................... 26,902  1,462,124
#*  Enanta Pharmaceuticals, Inc.......................... 14,936  1,456,559
    Ensign Group, Inc. (The)............................. 44,747  1,614,024
*   Globus Medical, Inc., Class A........................  8,757    450,810
*   Haemonetics Corp..................................... 23,170  2,262,319
#*  Halozyme Therapeutics, Inc........................... 67,202  1,216,356
    HealthStream, Inc.................................... 25,588    718,511
#*  Heska Corp...........................................  6,218    623,355
*   HMS Holdings Corp.................................... 71,218  1,704,247
#*  Integra LifeSciences Holdings Corp................... 19,425  1,210,760
*   IntriCon Corp........................................  4,650    270,165
#*  iRadimed Corp........................................  1,300     29,900
*   Lantheus Holdings, Inc............................... 28,240    408,068
#   LeMaitre Vascular, Inc............................... 17,777    639,972
#*  LHC Group, Inc.......................................    398     34,260
    Luminex Corp......................................... 33,704  1,141,217
*   Medpace Holdings, Inc................................ 21,899  1,343,942
    Meridian Bioscience, Inc............................. 36,515    576,937
#*  Merit Medical Systems, Inc........................... 35,217  1,912,283
#*  Myriad Genetics, Inc................................. 41,211  1,802,981
    National Research Corp., Class A..................... 20,581    781,049
*   Natus Medical, Inc................................... 11,434    417,341
#*  NeoGenomics, Inc..................................... 58,566    819,924
#*  NuVasive, Inc........................................ 26,725  1,551,386
#*  Omnicell, Inc........................................ 35,241  2,096,839
#*  OraSure Technologies, Inc............................ 52,272    877,647
*   Orthofix International NV............................ 16,104    974,131
#   Patterson Cos., Inc.................................. 31,958    783,610
    Phibro Animal Health Corp., Class A.................. 18,177    870,678
*   Providence Service Corp. (The)....................... 11,333    794,217
#   Psychemedics Corp....................................  5,287    110,472
*   Quality Systems, Inc................................. 53,141  1,069,728
*   Quidel Corp.......................................... 27,128  1,840,906
#*  R1 RCM, Inc.......................................... 71,316    571,954
*   RadNet, Inc.......................................... 42,589    570,693
#*  Repligen Corp........................................  5,840    282,247
*   Select Medical Holdings Corp......................... 79,051  1,644,261
#   Simulations Plus, Inc................................ 14,330    254,358

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
HEALTHCARE -- (Continued)
#*  Supernus Pharmaceuticals, Inc........................  36,810 $ 1,949,089
*   Surmodics, Inc.......................................   9,362     550,486
#*  Tenet Healthcare Corp................................  55,972   2,106,226
#*  Tivity Health, Inc...................................  39,176   1,320,231
#   US Physical Therapy, Inc.............................  11,256   1,179,066
    Utah Medical Products, Inc...........................   3,164     306,908
#*  Varex Imaging Corp...................................  32,264   1,233,775
#*  Wright Medical Group NV..............................  43,892   1,116,174
#*  XOMA Corp............................................   2,741      67,072
                                                                  -----------
TOTAL HEALTHCARE.........................................          71,465,738
                                                                  -----------
INDUSTRIALS -- (22.3%)
#   AAON, Inc............................................  47,553   1,795,126
#   Actuant Corp., Class A...............................     247       7,052
    Advanced Drainage Systems, Inc.......................  48,581   1,357,839
#*  Aerojet Rocketdyne Holdings, Inc.....................  62,614   2,110,092
#*  Aerovironment, Inc...................................  20,380   1,500,172
*   Air Transport Services Group, Inc....................  53,252   1,199,768
    Alamo Group, Inc.....................................   9,392     873,456
#   Albany International Corp., Class A..................  24,191   1,600,235
#   Allegiant Travel Co..................................  10,145   1,253,922
    Allied Motion Technologies, Inc......................   8,223     377,271
    Altra Industrial Motion Corp.........................  24,341   1,068,570
#*  American Woodmark Corp...............................  13,795   1,151,193
#   Apogee Enterprises, Inc..............................  22,474   1,140,780
    Applied Industrial Technologies, Inc.................  17,019   1,270,468
*   Armstrong World Industries, Inc......................  33,694   2,287,823
*   ASGN, Inc............................................  24,819   2,241,156
#*  Astronics Corp.......................................  17,334     710,867
#*  Astronics Corp., Class B.............................   1,677      68,757
*   Atkore International Group, Inc......................  44,980   1,064,227
#*  Avis Budget Group, Inc...............................  51,510   1,795,123
*   Axon Enterprise, Inc.................................  34,404   2,337,064
    Barnes Group, Inc....................................  21,646   1,468,681
    Barrett Business Services, Inc.......................   6,441     591,799
#   BG Staffing, Inc.....................................   5,921     155,722
*   BlueLinx Holdings, Inc...............................   7,518     256,138
    Brady Corp., Class A.................................  32,340   1,237,005
    Brink's Co. (The)....................................  32,135   2,565,980
*   Builders FirstSource, Inc............................  93,710   1,680,220
*   Casella Waste Systems, Inc., Class A.................   2,102      57,931
#*  Chart Industries, Inc................................  11,510     898,816
#*  Cimpress NV..........................................  21,398   3,125,606
*   Clean Harbors, Inc...................................  33,221   1,891,272
    Comfort Systems USA, Inc.............................  31,989   1,776,989
*   Commercial Vehicle Group, Inc........................  25,381     177,921
*   Continental Building Products, Inc...................  31,414   1,002,107
#   Covanta Holding Corp................................. 117,491   2,114,838
*   CSW Industrials, Inc.................................  11,903     645,738
#   Cubic Corp...........................................   7,158     487,460
    Deluxe Corp..........................................  24,920   1,468,536
    Douglas Dynamics, Inc................................  19,283     946,795
*   DXP Enterprises, Inc.................................     672      27,780
#*  Dycom Industries, Inc................................  19,575   1,745,307
    EnerSys..............................................  20,996   1,723,142
    Exponent, Inc........................................  43,404   2,122,456
    Federal Signal Corp..................................  50,940   1,209,825
    Forrester Research, Inc..............................  15,783     729,964
    Forward Air Corp.....................................  24,961   1,595,008

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
INDUSTRIALS -- (Continued)
*   Franklin Covey Co....................................   4,446 $  113,595
    Franklin Electric Co., Inc...........................  33,075  1,635,559
#*  Generac Holdings, Inc................................  39,141  2,103,829
    Global Brass & Copper Holdings, Inc..................  18,679    615,473
*   GMS, Inc.............................................  29,567    775,838
    Gorman-Rupp Co. (The)................................  15,682    593,407
#   Granite Construction, Inc............................  15,512    836,872
    Griffon Corp.........................................  10,599    189,722
    H&E Equipment Services, Inc..........................  33,873  1,246,188
*   Harsco Corp..........................................  73,510  1,863,478
#   Healthcare Services Group, Inc.......................  46,355  1,866,252
#   Heartland Express, Inc...............................  70,475  1,352,415
#*  Herc Holdings, Inc...................................  23,456  1,332,770
    Herman Miller, Inc...................................  45,250  1,712,712
*   Hill International, Inc..............................  18,188    100,034
    Hillenbrand, Inc.....................................  30,931  1,552,736
#   HNI Corp.............................................  36,722  1,588,961
    Insperity, Inc.......................................  35,981  3,421,793
    Insteel Industries, Inc..............................  15,042    618,677
    Interface, Inc.......................................  52,864  1,184,154
    ITT, Inc.............................................   6,961    394,480
#*  JELD-WEN Holding, Inc................................  31,592    866,884
#   John Bean Technologies Corp..........................  19,972  2,208,903
    Kadant, Inc..........................................   9,300    898,380
#   Kaman Corp...........................................  23,597  1,562,593
    KBR, Inc.............................................  65,600  1,310,688
    Kennametal, Inc......................................  44,633  1,738,902
    Kforce, Inc..........................................  23,859    901,870
    Kimball International, Inc., Class B.................  29,929    483,353
    Knoll, Inc...........................................  40,673    917,176
    Korn/Ferry International.............................  33,400  2,203,732
    Landstar System, Inc.................................  26,555  2,951,588
*   Lawson Products, Inc.................................   2,965     80,203
#   Lindsay Corp.........................................   8,804    828,809
    Marten Transport, Ltd................................  18,305    399,964
*   Masonite International Corp..........................  22,570  1,540,402
#*  MasTec, Inc..........................................  43,331  2,017,058
    Matson, Inc..........................................  35,531  1,279,116
    McGrath RentCorp.....................................  20,505  1,217,587
#*  Mercury Systems, Inc.................................  22,954    957,870
*   Meritor, Inc.........................................  79,744  1,642,726
*   Milacron Holdings Corp...............................  47,650    993,502
    Moog, Inc., Class A..................................   4,270    320,293
#*  MRC Global, Inc......................................  42,083    953,180
    MSA Safety, Inc......................................  22,115  2,230,961
#   Mueller Industries, Inc..............................  41,766  1,382,872
    Mueller Water Products, Inc., Class A................ 132,517  1,636,585
*   NCI Building Systems, Inc............................  59,165    943,682
#*  NV5 Global, Inc......................................   9,076    683,423
#   Omega Flex, Inc......................................   7,995    737,779
#*  Patrick Industries, Inc..............................  21,276  1,303,155
*   PGT Innovations, Inc.................................  45,539  1,092,936
    Pitney Bowes, Inc.................................... 162,270  1,416,617
    Primoris Services Corp...............................  38,265  1,033,538
*   Proto Labs, Inc......................................  10,647  1,327,149
    Raven Industries, Inc................................  34,737  1,347,796
*   RBC Bearings, Inc....................................  15,069  2,190,731
#*  Rexnord Corp.........................................  27,772    839,825
*   Saia, Inc............................................  21,405  1,612,867

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------ ------------
INDUSTRIALS -- (Continued)
    Simpson Manufacturing Co., Inc....................... 22,512 $  1,642,476
#*  SiteOne Landscape Supply, Inc........................ 24,890    2,219,192
*   SP Plus Corp......................................... 16,218      632,502
    Spartan Motors, Inc.................................. 29,021      428,060
*   SPX Corp............................................. 35,857    1,330,295
    Standex International Corp........................... 10,452    1,083,350
*   Sterling Construction Co., Inc....................... 20,237      271,783
    Sun Hydraulics Corp.................................. 25,573    1,331,330
    Systemax, Inc........................................ 35,656    1,594,536
    Tennant Co........................................... 14,857    1,208,617
#   Terex Corp........................................... 32,708    1,443,077
    Tetra Tech, Inc...................................... 28,475    1,731,280
    Timken Co. (The)..................................... 35,990    1,772,507
*   TPI Composites, Inc.................................. 27,892      859,631
#*  Trex Co., Inc........................................ 43,388    3,372,983
*   TriNet Group, Inc.................................... 53,003    2,854,212
#*  Univar, Inc.......................................... 54,737    1,504,720
    Universal Forest Products, Inc.......................    879       32,382
    Universal Logistics Holdings, Inc.................... 18,905      633,318
#   US Ecology, Inc...................................... 18,141    1,229,960
*   USA Truck, Inc.......................................  6,439      140,499
#   Valmont Industries, Inc.............................. 11,878    1,658,763
    Viad Corp............................................ 15,195      872,193
#   Wabash National Corp................................. 38,832      768,874
*   WageWorks, Inc....................................... 21,278    1,123,478
    Watts Water Technologies, Inc., Class A.............. 12,834    1,097,949
#*  Welbilt, Inc......................................... 87,750    2,000,700
#   Werner Enterprises, Inc.............................. 17,818      663,720
#*  Willdan Group, Inc...................................  7,915      220,670
                                                                 ------------
TOTAL INDUSTRIALS........................................         167,790,694
                                                                 ------------
INFORMATION TECHNOLOGY -- (13.3%)
*   ACI Worldwide, Inc................................... 64,238    1,659,910
*   Acxiom Corp.......................................... 36,628    1,484,899
*   Advanced Energy Industries, Inc...................... 25,917    1,587,157
#*  Alarm.com Holdings, Inc.............................. 41,106    1,762,214
#*  Ambarella, Inc....................................... 27,128    1,062,875
    American Software, Inc., Class A..................... 22,128      331,035
*   Appfolio, Inc., Class A.............................. 15,117    1,091,447
#   Badger Meter, Inc.................................... 25,263    1,317,465
#   Blackbaud, Inc.......................................  7,016      700,267
#   Brooks Automation, Inc............................... 63,603    1,944,980
#   Cabot Microelectronics Corp.......................... 20,643    2,486,449
#*  CalAmp Corp.......................................... 30,637      697,298
#*  Carbonite, Inc....................................... 26,049      893,481
*   Cardtronics P.L.C., Class A.......................... 41,434    1,049,109
    Cass Information Systems, Inc........................ 10,016      674,578
*   CEVA, Inc............................................ 13,860      417,186
#*  Cision, Ltd.......................................... 16,498      248,790
#*  Clearfield, Inc......................................  2,337       30,264
#*  Coherent, Inc........................................  4,128      652,472
#*  Control4 Corp........................................ 19,224      488,866
*   CoreLogic, Inc....................................... 41,573    2,024,605
#   CSG Systems International, Inc....................... 28,846    1,173,167
    CTS Corp............................................. 29,855    1,041,940
*   Data I/O Corp........................................  1,411        7,154
#*  Eastman Kodak Co..................................... 24,798       78,114
#   Ebix, Inc............................................ 18,562    1,472,895
#*  Ellie Mae, Inc....................................... 16,451    1,632,268

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
INFORMATION TECHNOLOGY -- (Continued)
#*  Endurance International Group Holdings, Inc.......... 124,885 $1,024,057
    Entegris, Inc........................................  27,746    975,272
*   ePlus, Inc...........................................  12,212  1,204,714
*   Euronet Worldwide, Inc...............................   8,249    758,413
    EVERTEC, Inc.........................................  64,564  1,504,341
*   ExlService Holdings, Inc.............................  29,891  1,782,699
*   FARO Technologies, Inc...............................   5,909    384,676
    GlobalSCAPE, Inc.....................................  14,606     53,604
*   Globant SA...........................................  20,285  1,124,600
#*  GTT Communications, Inc..............................  36,615  1,627,537
    Hackett Group, Inc. (The)............................  26,753    482,357
*   IEC Electronics Corp.................................   1,200      6,216
#*  II-VI, Inc...........................................  26,368  1,033,626
#*  Immersion Corp.......................................  22,673    318,329
    InterDigital, Inc....................................  20,174  1,663,346
#*  Internap Corp........................................  16,925    167,219
#*  Itron, Inc...........................................  21,646  1,324,735
#   j2 Global, Inc.......................................  22,239  1,886,757
#*  KEMET Corp...........................................  50,685  1,317,303
*   Lattice Semiconductor Corp...........................  40,654    312,629
*   Limelight Networks, Inc..............................  86,540    385,968
#*  Lumentum Holdings, Inc...............................  32,287  1,686,996
*   Luxoft Holding, Inc..................................  15,477    588,126
#*  Manhattan Associates, Inc............................  47,515  2,286,422
    MAXIMUS, Inc.........................................  14,478    938,319
#*  MaxLinear, Inc.......................................  54,547    944,209
#   Mesa Laboratories, Inc...............................   3,356    678,684
#   Methode Electronics, Inc.............................  29,908  1,173,889
*   MicroStrategy, Inc., Class A.........................   4,810    626,022
    MKS Instruments, Inc.................................   5,210    491,303
    Monotype Imaging Holdings, Inc.......................  11,936    246,478
*   Nanometrics, Inc.....................................  19,791    745,329
*   Napco Security Technologies, Inc.....................  14,504    229,163
#*  NCR Corp.............................................  69,227  1,932,818
#*  NETGEAR, Inc.........................................  12,648    832,871
#   NIC, Inc.............................................  57,748    947,067
*   Novanta, Inc.........................................  30,067  1,874,677
    NVE Corp.............................................   4,037    431,232
#*  OSI Systems, Inc.....................................  14,275  1,138,574
#*  PAR Technology Corp..................................   1,586     29,626
#*  Park City Group, Inc.................................   1,240     10,230
#*  Paycom Software, Inc.................................   4,652    494,275
*   Paylocity Holding Corp...............................  28,430  1,648,940
*   PFSweb, Inc..........................................  19,156    184,281
*   Pixelworks, Inc......................................  20,812     67,847
    Plantronics, Inc.....................................  28,312  1,943,902
#   Power Integrations, Inc..............................  19,549  1,397,753
*   PRGX Global, Inc.....................................  11,480    103,894
    Progress Software Corp...............................  42,291  1,555,886
#*  QuinStreet, Inc......................................  38,688    513,003
*   Rogers Corp..........................................   9,271  1,080,720
*   Rosetta Stone, Inc...................................  16,736    246,019
*   Rudolph Technologies, Inc............................  26,526    758,644
    Sapiens International Corp. NV.......................   3,686     38,040
    Science Applications International Corp..............  28,592  2,412,307
*   Semtech Corp.........................................  38,567  1,830,004
#*  Shutterstock, Inc....................................  29,511  1,359,572
#*  Silicon Laboratories, Inc............................  23,359  2,224,945
#*  SolarEdge Technologies, Inc..........................  30,053  1,600,322

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------ ------------
INFORMATION TECHNOLOGY -- (Continued)
*   SPS Commerce Inc.....................................  1,715 $    147,130
#*  Stamps.com, Inc...................................... 12,050    3,145,050
#*  StarTek, Inc......................................... 11,153       85,655
#*  Syntel, Inc.......................................... 39,238    1,592,670
*   TechTarget, Inc...................................... 18,953      538,644
#*  Trade Desk, Inc. (The), Class A...................... 20,019    1,688,002
    TransAct Technologies, Inc...........................  5,315       58,731
#*  Travelzoo............................................ 10,307      133,991
    TTEC Holdings, Inc................................... 38,477    1,237,036
#*  Tucows, Inc., Class A................................    852       50,055
#   Universal Display Corp............................... 12,344    1,188,727
*   Verint Systems, Inc..................................  6,400      287,360
    Versum Materials, Inc................................ 14,000      539,700
#*  Viavi Solutions, Inc................................. 65,746      665,350
#*  Virtusa Corp......................................... 27,968    1,477,549
*   Web.com Group, Inc................................... 40,232    1,011,835
*   XO Group, Inc........................................ 21,152      596,063
#*  Yelp, Inc............................................ 29,429    1,085,342
*   Zix Corp............................................. 47,810      255,305
                                                                 ------------
TOTAL INFORMATION TECHNOLOGY.............................         100,425,867
                                                                 ------------
MATERIALS -- (6.1%)
    A Schulman, Inc...................................... 28,500    1,235,475
*   AdvanSix, Inc........................................ 24,701      999,649
    Balchem Corp......................................... 18,843    1,889,764
    Bemis Co., Inc....................................... 36,937    1,695,778
    Boise Cascade Co..................................... 18,000      778,500
    Cabot Corp........................................... 35,095    2,319,780
    Chase Corp...........................................  8,846    1,092,481
#   Compass Minerals International, Inc.................. 14,879    1,009,540
*   Ferro Corp........................................... 73,726    1,660,310
#*  GCP Applied Technologies, Inc........................ 34,084      993,549
    Gold Resource Corp................................... 27,176      178,003
    Greif, Inc., Class A................................. 13,854      754,350
    Greif, Inc., Class B.................................  5,093      294,630
#   HB Fuller Co......................................... 22,743    1,289,073
*   Ingevity Corp........................................ 26,645    2,655,707
    Innophos Holdings, Inc............................... 15,986      722,247
    KapStone Paper and Packaging Corp....................  3,705      128,860
    KMG Chemicals, Inc................................... 12,823      920,691
*   Koppers Holdings, Inc................................ 17,007      638,613
#*  Kraton Corp..........................................  7,624      366,638
#   Kronos Worldwide, Inc................................ 40,315      916,763
    Louisiana-Pacific Corp............................... 76,564    2,061,103
    Myers Industries, Inc................................ 32,615      702,853
    Neenah, Inc.......................................... 13,844    1,215,503
*   OMNOVA Solutions, Inc................................ 40,005      374,047
#*  Owens-Illinois, Inc.................................. 63,438    1,185,022
    PolyOne Corp......................................... 50,571    2,268,109
#   Quaker Chemical Corp.................................  8,492    1,507,670
*   Ryerson Holding Corp................................. 22,882      264,287
    Schweitzer-Mauduit International, Inc................ 20,379      845,525
#   Sensient Technologies Corp........................... 21,788    1,511,216
#   Silgan Holdings, Inc................................. 69,074    1,900,226
    Stepan Co............................................ 17,105    1,498,056
#*  Summit Materials, Inc., Class A...................... 55,851    1,401,860
    Trinseo SA........................................... 27,759    2,073,597
#   Tronox, Ltd., Class A................................ 45,232      834,530
#*  US Concrete, Inc..................................... 11,872      599,536

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                              SHARES      VALUE+
                                                            ---------- ------------
MATERIALS -- (Continued)
#     Warrior Met Coal, Inc................................     47,164 $  1,220,133
#     Worthington Industries, Inc..........................     44,214    2,070,100
                                                                       ------------
TOTAL MATERIALS............................................              46,073,774
                                                                       ------------
REAL ESTATE -- (0.7%)
*     CorePoint Lodging, Inc...............................      7,306      184,550
#     HFF, Inc., Class A...................................     43,484    1,957,215
#*    Marcus & Millichap, Inc..............................     35,671    1,434,331
#*    Maui Land & Pineapple Co., Inc.......................     13,438      171,334
      RE/MAX Holdings, Inc., Class A.......................      2,200      111,760
      RMR Group, Inc. (The), Class A.......................     13,876    1,204,437
                                                                       ------------
TOTAL REAL ESTATE..........................................               5,063,627
                                                                       ------------
TELECOMMUNICATIONS SERVICES -- (0.7%)
*     Boingo Wireless, Inc.................................     40,010      924,631
#     Cogent Communications Holdings, Inc..................      7,753      402,768
      IDT Corp., Class B...................................     26,129      137,177
#     Shenandoah Telecommunications Co.....................     46,373    1,530,309
*     Vonage Holdings Corp.................................    170,655    2,186,091
                                                                       ------------
TOTAL TELECOMMUNICATIONS SERVICES..........................               5,180,976
                                                                       ------------
UTILITIES -- (0.3%)
#     New Jersey Resources Corp............................     43,641    2,018,396
                                                                       ------------
TOTAL COMMON STOCKS........................................             623,242,953
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
      GCI Liberty, Inc.....................................      3,500       87,045
                                                                       ------------
TOTAL INVESTMENT SECURITIES................................             623,329,998
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional U.S. Government Money
        Market Fund, 1.830%................................  4,517,486    4,517,486
                                                                       ------------
SECURITIES LENDING COLLATERAL -- (16.6%)
@(S)  DFA Short Term Investment Fund....................... 10,803,317  125,005,181
                                                                       ------------
TOTAL INVESTMENTS -- (100.0% )
  (Cost $609,702,610)^^....................................            $752,852,665
                                                                       ============

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                      LEVEL 2 LEVEL 3    TOTAL
                                           LEVEL 1    ------- ------- ------------
Common Stocks
   Consumer Discretionary............... $120,046,195   --      --    $120,046,195
   Consumer Staples.....................   39,965,261   --      --      39,965,261
   Energy...............................   17,375,763   --      --      17,375,763
   Financials...........................   47,836,662   --      --      47,836,662
   Healthcare...........................   71,465,738   --      --      71,465,738
   Industrials..........................  167,790,694   --      --     167,790,694
   Information Technology...............  100,425,867   --      --     100,425,867
   Materials............................   46,073,774   --      --      46,073,774

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------------
                                       LEVEL 1        LEVEL 2    LEVEL 3    TOTAL
                                    -------------   ------------ ------- ------------
   Real Estate..................... $   5,063,627             --    --   $  5,063,627
   Telecommunications Services.....     5,180,976             --    --      5,180,976
   Utilities.......................     2,018,396             --    --      2,018,396
Preferred Stocks
   Consumer Discretionary..........        87,045             --    --         87,045
Temporary Cash Investments.........     4,517,486             --    --      4,517,486
Securities Lending Collateral......            --   $125,005,181    --    125,005,181
                                    -------------   ------------  ----   ------------
TOTAL.............................. $627,847,484... $125,005,181    --   $752,852,665
                                    =============   ============  ====   ============

                   INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                          SHARES    VALUE>>
                                                          ------- -----------
COMMON STOCKS -- (95.1%)
AUSTRALIA -- (5.9%)
    Adelaide Brighton, Ltd...............................   9,739 $    49,850
    Amcor, Ltd........................................... 105,669   1,182,923
    Aristocrat Leisure, Ltd..............................  63,180   1,513,346
    BHP Billiton, Ltd.................................... 130,303   3,403,061
    Brambles, Ltd........................................ 135,815     997,471
    Caltex Australia, Ltd................................  25,320     612,538
    CIMIC Group, Ltd.....................................   5,853     210,496
    Coca-Cola Amatil, Ltd................................  46,963     334,522
    Cochlear, Ltd........................................   6,700   1,012,739
    Computershare, Ltd...................................  46,628     631,145
    CSL, Ltd.............................................  23,259   3,402,940
#   Domino's Pizza Enterprises, Ltd......................   3,294     122,320
    Evolution Mining, Ltd................................  96,290     199,678
    Flight Centre Travel Group, Ltd......................   2,072     104,782
    Insurance Australia Group, Ltd.......................   9,827      58,747
    Macquarie Group, Ltd.................................  13,143   1,199,138
#   Magellan Financial Group, Ltd........................  11,600     212,975
    Medibank Pvt, Ltd.................................... 178,857     413,657
    Northern Star Resources, Ltd.........................  58,982     315,549
    Orora, Ltd...........................................  66,670     179,780
    Platinum Asset Management, Ltd.......................  19,602      80,016
    Qantas Airways, Ltd.................................. 122,075     610,148
    Ramsay Health Care, Ltd..............................  16,609     693,569
    REA Group, Ltd.......................................   5,972     385,578
    Reece, Ltd...........................................   7,118      64,710
    Rio Tinto, Ltd.......................................  19,440   1,174,898
    Seek, Ltd............................................  22,658     360,403
    Telstra Corp., Ltd................................... 266,521     561,997
#   TPG Telecom, Ltd.....................................  33,380     143,135
    WiseTech Global, Ltd.................................   1,784      20,239
    Woolworths Group, Ltd................................  46,096   1,031,252
                                                                  -----------
TOTAL AUSTRALIA..........................................          21,283,602
                                                                  -----------
AUSTRIA -- (0.2%)
    ANDRITZ AG...........................................   2,842     161,110
    OMV AG...............................................   5,984     338,175
    Voestalpine AG.......................................   6,511     325,779
                                                                  -----------
TOTAL AUSTRIA............................................             825,064
                                                                  -----------
BELGIUM -- (1.0%)
    Anheuser-Busch InBev SA/NV...........................  12,579   1,280,090
#   Anheuser-Busch InBev SA/NV, Sponsored ADR............   2,555     259,895
    Colruyt SA...........................................   6,221     371,897
    Proximus SADP........................................  16,430     402,684
    Umicore SA...........................................  21,060   1,232,485
                                                                  -----------
TOTAL BELGIUM............................................           3,547,051
                                                                  -----------
CANADA -- (7.7%)
#   Agnico Eagle Mines, Ltd..............................   8,326     348,693
*   Air Canada...........................................   9,313     168,455
    Alimentation Couche-Tard, Inc., Class B..............  18,970     871,327
    BCE, Inc.............................................   7,401     314,508
    CAE, Inc.............................................   2,400      49,998
    CAE, Inc.............................................  22,140     461,619

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------ -----------
CANADA -- (Continued)
*   Canada Goose Holdings, Inc...........................  4,194 $   240,740
    Canadian Imperial Bank of Commerce...................  1,475     134,564
    Canadian National Railway Co......................... 34,122   3,041,976
    Canadian Pacific Railway, Ltd........................  6,872   1,362,993
#   Canadian Tire Corp., Ltd., Class A...................  7,400   1,007,847
*   Canfor Corp..........................................  8,300     181,970
    CCL Industries, Inc., Class B........................ 13,600     690,010
*   CGI Group, Inc., Class A.............................  3,494     225,565
*   CGI Group, Inc., Class A.............................  7,689     494,787
    CI Financial Corp.................................... 27,461     479,831
    Constellation Software, Inc..........................  2,245   1,627,476
    Dollarama, Inc....................................... 12,000     433,563
    Finning International, Inc...........................  7,800     204,227
    George Weston, Ltd...................................  7,000     582,342
#   Gildan Activewear, Inc............................... 12,416     318,470
    IGM Financial, Inc...................................  8,400     252,158
    Inter Pipeline, Ltd.................................. 34,463     657,018
#   Keyera Corp..........................................  9,500     275,028
#   Kinder Morgan Canada, Ltd............................  9,300     118,033
    Kirkland Lake Gold, Ltd..............................  9,000     196,695
    Loblaw Cos., Ltd.....................................  8,753     462,798
#   Methanex Corp........................................  8,585     593,224
    Metro, Inc........................................... 13,640     459,887
    National Bank of Canada.............................. 11,100     544,142
    Northland Power, Inc................................. 10,924     199,723
    Onex Corp............................................  5,700     426,651
    Open Text Corp....................................... 15,991     594,865
#   Parkland Fuel Corp...................................  8,497     229,792
    Quebecor, Inc., Class B.............................. 18,266     380,668
    Restaurant Brands International, Inc.................  9,850     628,398
    Rogers Communications, Inc., Class B................. 16,758     852,480
    Royal Bank of Canada................................. 22,390   1,747,861
    Royal Bank of Canada................................. 26,428   2,060,591
    Saputo, Inc.......................................... 14,374     479,225
    Shaw Communications, Inc., Class B................... 41,866     876,255
#*  Spin Master Corp.....................................  3,300     135,212
*   Stars Group, Inc. (The)..............................    764      26,205
    Thomson Reuters Corp................................. 10,296     426,254
#   Toromont Industries, Ltd.............................  4,300     220,776
    Toronto-Dominion Bank (The)..........................  6,000     355,937
    TransCanada Corp.....................................  7,399     332,585
    Vermilion Energy, Inc................................  7,679     264,004
    Waste Connections, Inc...............................     38       2,910
    Waste Connections, Inc...............................  1,440     111,715
    West Fraser Timber Co., Ltd..........................  8,200     509,329
                                                                 -----------
TOTAL CANADA.............................................         27,661,380
                                                                 -----------
DENMARK -- (1.4%)
    Coloplast A.S., Class B..............................  1,574     171,676
    Novo Nordisk A.S., Class B........................... 93,935   4,673,011
                                                                 -----------
TOTAL DENMARK............................................          4,844,687
                                                                 -----------
FINLAND -- (0.9%)
    Elisa Oyj............................................  9,311     404,292
    Kone Oyj, Class B.................................... 20,893   1,142,132
    Neste Oyj............................................  8,795     725,467
    Sampo Oyj, Class A...................................  5,500     279,334
    Stora Enso Oyj, Class R.............................. 15,782     260,441

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
FINLAND -- (Continued)
    Wartsila Oyj Abp.....................................  15,579 $   337,264
                                                                  -----------
TOTAL FINLAND............................................           3,148,930
                                                                  -----------
FRANCE -- (9.1%)
    Aeroports de Paris...................................   2,049     458,039
    Air Liquide SA.......................................  16,093   2,057,555
    Airbus SE............................................  18,264   2,260,519
    Atos SE..............................................   8,841   1,184,670
    BioMerieux...........................................   1,242     103,285
    Bureau Veritas SA....................................  23,868     614,015
    Cie Plastic Omnium SA................................   4,131     172,894
    Danone SA............................................  17,630   1,384,171
#   Dassault Systemes SE.................................   1,894     282,404
    Eiffage SA...........................................   9,343   1,044,087
    Essilor International Cie Generale d'Optique SA......   9,690   1,427,957
    Eurofins Scientific SE...............................     842     458,958
    Faurecia SA..........................................   8,786     596,817
    Getlink..............................................  15,008     198,106
    Hermes International.................................   1,373     868,966
    Iliad SA.............................................   2,257     356,824
    Imerys SA............................................   1,384     107,346
    Ingenico Group SA....................................   1,959     162,262
    Ipsen SA.............................................   2,135     354,718
    Kering SA............................................   1,121     595,795
    Legrand SA...........................................  24,197   1,776,007
    L'Oreal SA...........................................     794     194,031
    LVMH Moet Hennessy Louis Vuitton SE..................  12,274   4,277,342
    Publicis Groupe SA...................................  15,737   1,004,278
    Safran SA............................................  14,362   1,780,942
    Sartorius Stedim Biotech.............................   1,492     177,583
    SEB SA...............................................   2,014     382,552
#   Sodexo SA............................................   8,552     947,356
    STMicroelectronics NV................................  63,111   1,362,050
    Teleperformance......................................   4,022     736,556
    Thales SA............................................   9,804   1,287,012
*   Ubisoft Entertainment SA.............................   7,582     835,688
    Valeo SA.............................................  29,860   1,463,179
    Vinci SA.............................................  19,122   1,924,089
                                                                  -----------
TOTAL FRANCE.............................................          32,838,053
                                                                  -----------
GERMANY -- (7.8%)
    Adidas AG............................................   5,298   1,171,353
    Axel Springer SE.....................................   3,916     292,610
    BASF SE..............................................  33,823   3,242,222
    Bayer AG.............................................   6,821     759,362
    Beiersdorf AG........................................   1,498     174,620
    Brenntag AG..........................................   2,685     161,106
    Continental AG.......................................   5,467   1,259,903
    Covestro AG..........................................  20,595   1,977,875
    Deutsche Boerse AG...................................   8,191   1,079,462
    Deutsche Post AG.....................................  43,081   1,521,862
*   Deutsche Telekom AG.................................. 159,217   2,632,664
    E.ON SE.............................................. 194,218   2,191,210
    Fielmann AG..........................................   2,346     164,703
    Fresenius Medical Care AG & Co. KGaA.................   4,152     405,045
    Fresenius SE & Co. KGaA..............................  18,610   1,434,616
    Fuchs Petrolub SE....................................   2,255     118,729
    Hella GmbH & Co KGaA.................................   3,527     207,781

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
GERMANY -- (Continued)
    Henkel AG & Co. KGaA.................................     341 $    36,566
    Hochtief AG..........................................   1,462     262,892
    Hugo Boss AG.........................................   2,124     191,524
    Infineon Technologies AG.............................  60,909   1,613,039
    KION Group AG........................................   6,215     426,529
    Lanxess AG...........................................   8,685     713,647
    Merck KGaA...........................................   3,731     383,532
    MTU Aero Engines AG..................................   3,372     715,060
    ProSiebenSat.1 Media SE..............................  18,700     504,710
    Puma SE..............................................      45      22,574
    Rational AG..........................................     183     125,340
    RTL Group SA.........................................   3,826     285,212
    SAP SE, Sponsored ADR................................   7,191     834,444
    SAP SE...............................................   4,864     566,101
    Symrise AG...........................................   6,377     576,409
    Thyssenkrupp AG......................................  38,417   1,022,391
    United Internet AG...................................   8,307     446,845
    Wacker Chemie AG.....................................     935     135,947
    Wirecard AG..........................................   2,599     486,205
                                                                  -----------
TOTAL GERMANY............................................          28,144,090
                                                                  -----------
HONG KONG -- (2.5%)
    AIA Group, Ltd....................................... 256,600   2,246,162
    ASM Pacific Technology, Ltd..........................  32,300     388,687
    Chow Tai Fook Jewellery Group, Ltd...................  65,800      65,123
    Galaxy Entertainment Group, Ltd......................  91,000     733,153
    Hang Seng Bank, Ltd..................................  22,400     610,449
    Hong Kong Exchanges & Clearing, Ltd..................  51,076   1,513,664
#   MGM China Holdings, Ltd..............................  94,400     203,600
    NagaCorp., Ltd.......................................  86,000      96,638
    Prada SpA............................................  49,600     236,344
#*  Samsonite International SA........................... 171,300     647,402
    Sands China, Ltd..................................... 117,600     607,610
    Techtronic Industries Co., Ltd....................... 154,000     858,847
    VTech Holdings, Ltd..................................  11,700     131,132
    Wynn Macau, Ltd...................................... 136,800     404,023
    Xinyi Glass Holdings, Ltd............................ 136,000     160,984
                                                                  -----------
TOTAL HONG KONG..........................................           8,903,818
                                                                  -----------
IRELAND -- (0.5%)
    Kerry Group P.L.C., Class A..........................   5,699     605,192
    Kingspan Group P.L.C.................................   8,512     395,282
    Smurfit Kappa Group P.L.C............................  19,498     801,178
                                                                  -----------
TOTAL IRELAND............................................           1,801,652
                                                                  -----------
ISRAEL -- (0.4%)
    Azrieli Group, Ltd...................................   1,047      50,148
    Bezeq The Israeli Telecommunication Corp., Ltd....... 220,558     233,668
    Delek Group, Ltd.....................................     440      62,635
    Elbit Systems, Ltd...................................   1,308     157,379
    Frutarom Industries, Ltd.............................   2,654     268,263
    Israel Chemicals, Ltd................................  49,908     238,926
    Mizrahi Tefahot Bank, Ltd............................     511       9,937
#*  Nice, Ltd., Sponsored ADR............................   1,838     201,077
*   SodaStream International, Ltd........................     139      11,978
    Strauss Group, Ltd...................................   4,186      85,757
    Teva Pharmaceutical Industries, Ltd., Sponsored ADR..   2,290      54,823

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
ISRAEL -- (Continued)
*   Tower Semiconductor, Ltd.............................   4,828 $   99,698
                                                                  ----------
TOTAL ISRAEL.............................................          1,474,289
                                                                  ----------
ITALY -- (2.0%)
    Atlantia SpA.........................................  13,967    413,712
    CNH Industrial NV....................................  91,330  1,072,170
#   Enel SpA............................................. 261,961  1,459,366
    Ferrari NV...........................................   5,441    722,173
    Ferrari NV...........................................   6,686    886,697
*   Fiat Chrysler Automobiles NV.........................  54,412    927,791
*   Fiat Chrysler Automobiles NV.........................  29,848    506,819
    Leonardo SpA.........................................  13,454    160,736
    Luxottica Group SpA..................................   4,342    293,571
    Moncler SpA..........................................  10,402    458,454
    Poste Italiane SpA...................................  11,336    105,464
    Prysmian SpA.........................................   1,302     33,259
    Recordati SpA........................................   4,396    163,830
    Snam SpA.............................................  33,172    142,459
                                                                  ----------
TOTAL ITALY..............................................          7,346,501
                                                                  ----------
JAPAN -- (21.3%)
    ABC-Mart, Inc........................................   1,200     65,025
    Ain Holdings, Inc....................................   2,300    170,895
    Air Water, Inc.......................................   6,700    122,478
    Ajinomoto Co., Inc...................................  24,300    430,242
    Alps Electric Co., Ltd...............................  25,300    729,868
    Asahi Group Holdings, Ltd............................  16,000    777,676
    Asahi Intecc Co., Ltd................................   9,600    367,270
    Astellas Pharma, Inc.................................  76,100  1,241,258
    Bandai Namco Holdings, Inc...........................  15,700    628,133
    Benefit One, Inc.....................................   1,800     51,744
#   Bic Camera, Inc......................................   4,700     70,916
    Calbee, Inc..........................................   4,100    136,007
    Canon, Inc...........................................  29,000    940,886
    Capcom Co., Ltd......................................   3,500     90,768
    Casio Computer Co., Ltd..............................  14,900    243,792
    Ci:z Holdings Co., Ltd...............................   1,000     44,374
#   Cosmos Pharmaceutical Corp...........................     800    176,370
#   CyberAgent, Inc......................................  10,800    567,454
    Daifuku Co., Ltd.....................................   3,351    147,676
    Daiichikosho Co., Ltd................................   4,500    213,690
    Daikin Industries, Ltd...............................  10,200  1,219,205
    Daito Trust Construction Co., Ltd....................   6,800  1,139,459
    Daiwa House Industry Co., Ltd........................  23,600    860,586
    Disco Corp...........................................   1,700    290,211
    DMG Mori Co., Ltd....................................  10,400    159,690
    Don Quijote Holdings Co., Ltd........................   5,900    275,790
    en-japan, Inc........................................   3,000    141,954
    Fast Retailing Co., Ltd..............................   2,400  1,051,094
    FP Corp..............................................   2,200    121,108
    Fuji Electric Co., Ltd...............................  48,000    354,577
    Fuji Seal International, Inc.........................   1,400     52,492
    Fujitsu General, Ltd.................................   5,100     78,530
    GMO internet, Inc....................................   6,700    142,103
    GMO Payment Gateway, Inc.............................   1,300    146,491
#   GungHo Online Entertainment, Inc.....................  41,400     88,387
#   Harmonic Drive Systems, Inc..........................     800     31,631
    Haseko Corp..........................................  36,400    483,018

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Hikari Tsushin, Inc..................................   1,800 $  302,491
    Hitachi Construction Machinery Co., Ltd..............   9,800    315,189
    Horiba, Ltd..........................................   1,700    117,342
    Hoshizaki Corp.......................................   1,700    171,223
    Hoya Corp............................................  15,300    920,673
    Ichigo, Inc..........................................  12,700     56,661
    IHI Corp.............................................  15,800    554,900
    Ito En, Ltd..........................................   5,300    236,821
    Itochu Techno-Solutions Corp.........................   4,800     91,455
    Izumi Co., Ltd.......................................   4,200    253,403
    Japan Exchange Group, Inc............................  31,300    556,773
    Japan Lifeline Co., Ltd..............................   4,100     88,629
    Japan Tobacco, Inc...................................  45,900  1,306,300
    Kagome Co., Ltd......................................   2,000     61,082
    Kakaku.com, Inc......................................  12,900    271,681
    Kaken Pharmaceutical Co., Ltd........................   3,200    166,021
    Kansai Paint Co., Ltd................................   7,600    174,893
    Kao Corp.............................................  21,000  1,534,091
    KDDI Corp............................................ 103,100  2,869,979
    Keihan Holdings Co., Ltd.............................   6,000    218,477
    Kewpie Corp..........................................   5,300    131,811
    Keyence Corp.........................................   1,600    846,349
    Kirin Holdings Co., Ltd..............................  37,200    952,372
    Koito Manufacturing Co., Ltd.........................  13,300    856,719
    Komatsu, Ltd.........................................  26,000    768,251
    Konami Holdings Corp.................................   4,300    202,310
    Kose Corp............................................   2,300    440,860
    Kubota Corp..........................................  27,200    456,634
    Kusuri no Aoki Holdings Co., Ltd.....................   1,300     95,427
    Kyoritsu Maintenance Co., Ltd........................     400     19,861
    Kyudenko Corp........................................   3,400    136,188
    Lawson, Inc..........................................   6,600    396,329
    Lion Corp............................................   6,000    108,639
    M3, Inc..............................................  17,300    659,670
    Maruha Nichiro Corp..................................   2,400     89,289
    Matsumotokiyoshi Holdings Co., Ltd...................   3,800    164,801
    MEIJI Holdings Co., Ltd..............................  14,300  1,124,503
    Minebea Mitsumi, Inc.................................  37,400    671,222
    MISUMI Group, Inc....................................   8,000    204,391
    Mitsubishi Electric Corp.............................   3,000     40,760
    MonotaRO Co., Ltd....................................   6,400    322,316
    Morinaga & Co., Ltd..................................   2,100     97,432
    Murata Manufacturing Co., Ltd........................   5,400    944,869
    Nabtesco Corp........................................   6,200    193,556
*   Nexon Co., Ltd.......................................   8,000    115,269
    Nichirei Corp........................................  10,000    232,470
    Nidec Corp...........................................   3,600    522,901
    Nifco, Inc...........................................   9,200    278,069
    Nihon M&A Center, Inc................................  14,000    373,590
    Nihon Unisys, Ltd....................................   3,500     80,790
    Nippon Gas Co., Ltd..................................   2,100    101,811
    Nippon Paint Holdings Co., Ltd.......................   3,400    148,587
    Nissan Chemical Corp.................................   6,900    309,338
    Nitori Holdings Co., Ltd.............................   1,400    210,989
    Nitto Denko Corp.....................................   7,000    507,893
    Noevir Holdings Co., Ltd.............................     600     39,478
    Nomura Research Institute, Ltd.......................   4,710    226,351
    NS Solutions Corp....................................     600     15,855
    NTT Data Corp........................................  40,500    461,324

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    NTT DOCOMO, Inc......................................  51,200 $1,318,140
    NTT Urban Development Corp...........................   1,700     17,567
    Olympus Corp.........................................  16,000    649,548
    Omron Corp...........................................  11,100    502,371
    Open House Co., Ltd..................................   2,800    153,536
    Oracle Corp..........................................   3,800    318,952
    Orient Corp..........................................  24,600     34,369
    Oriental Land Co., Ltd...............................   3,400    369,699
    OSG Corp.............................................   4,000     90,000
    Otsuka Corp..........................................   5,600    218,416
    Panasonic Corp....................................... 129,000  1,657,535
    Park24 Co., Ltd......................................  11,000    308,669
    Persol Holdings Co., Ltd.............................  15,800    344,411
    Pigeon Corp..........................................  11,000    529,508
    Pilot Corp...........................................   3,800    219,390
    Rakuten, Inc.........................................  69,887    492,672
    Recruit Holdings Co., Ltd............................  33,600    920,689
    Relo Group, Inc......................................  11,700    316,917
*   Renesas Electronics Corp.............................  38,500    344,036
    Resorttrust, Inc.....................................   6,300    115,556
    Rohto Pharmaceutical Co., Ltd........................   1,000     30,074
    Ryohin Keikaku Co., Ltd..............................   2,100    674,025
    Sankyu, Inc..........................................   4,600    242,425
    Sanwa Holdings Corp..................................  18,700    212,695
    SCREEN Holdings Co., Ltd.............................   3,400    248,051
    SCSK Corp............................................   2,500    118,210
    Secom Co., Ltd.......................................   5,300    405,092
    Seibu Holdings, Inc..................................  13,800    232,879
    Seiko Epson Corp.....................................   1,300     23,468
    Sekisui Chemical Co., Ltd............................  28,400    508,321
#   Seria Co., Ltd.......................................   3,400    156,212
    Seven & I Holdings Co., Ltd..........................  28,600  1,168,020
    Seven Bank, Ltd......................................  49,700    150,443
#   Sharp Corp...........................................  12,833    298,363
    Shimadzu Corp........................................   8,900    253,805
    Shimano, Inc.........................................   1,500    216,312
    Shionogi & Co., Ltd..................................   3,700    201,955
    Shiseido Co., Ltd....................................  12,600    928,248
    Showa Denko K.K......................................  18,000    858,529
    Showa Shell Sekiyu K.K...............................  24,400    400,463
#   Skylark Holdings Co., Ltd............................  16,300    237,064
    SoftBank Group Corp..................................  49,540  4,137,689
    Sohgo Security Services Co., Ltd.....................   3,500    160,539
    Sony Corp............................................  75,200  4,041,760
    Square Enix Holdings Co., Ltd........................   2,100     99,286
    Stanley Electric Co., Ltd............................  11,800    415,004
    Start Today Co., Ltd.................................  14,700    591,256
    Subaru Corp..........................................  35,300  1,031,657
    Sugi Holdings Co., Ltd...............................   1,800     96,585
    SUMCO Corp...........................................  23,500    502,824
    Sumitomo Dainippon Pharma Co., Ltd...................   8,100    157,192
    Sundrug Co., Ltd.....................................   6,300    252,333
    Suntory Beverage & Food, Ltd.........................   5,900    250,993
    Suzuki Motor Corp....................................  19,000  1,117,541
    Sysmex Corp..........................................   6,300    597,406
    Taisei Corp..........................................  15,500    862,018
    Taiyo Nippon Sanso Corp..............................  12,200    187,399
#   Taiyo Yuden Co., Ltd.................................  10,500    314,036
    Takeda Pharmaceutical Co., Ltd.......................  20,100    848,680

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
JAPAN -- (Continued)
    TechnoPro Holdings, Inc..............................   3,300 $   209,458
    Terumo Corp..........................................   8,000     439,489
    TIS, Inc.............................................   4,200     201,701
    Tokai Carbon Co., Ltd................................   5,600     102,760
    Tokuyama Corp........................................   5,400     170,820
    Tokyo Century Corp...................................   4,600     251,410
    Tokyo Electron, Ltd..................................   7,300   1,279,689
    TOTO, Ltd............................................   7,499     350,459
    Trend Micro, Inc.....................................  11,100     655,861
    Tsuruha Holdings, Inc................................   1,900     233,726
    Ulvac, Inc...........................................   5,000     197,136
    Unicharm Corp........................................  11,500     350,216
    USS Co., Ltd.........................................   9,700     184,095
    Welcia Holdings Co., Ltd.............................   4,000     203,420
#   Yahoo Japan Corp.....................................  31,500     119,845
    Yamaha Motor Co., Ltd................................  26,500     699,599
    Yaskawa Electric Corp................................  14,900     492,754
    Yokogawa Electric Corp...............................  11,900     211,652
    Zenkoku Hosho Co., Ltd...............................   5,100     224,455
    Zensho Holdings Co., Ltd.............................  10,200     227,330
                                                                  -----------
TOTAL JAPAN..............................................          76,626,914
                                                                  -----------
NETHERLANDS -- (3.2%)
    Akzo Nobel NV........................................   6,548     604,779
#*  Altice Europe NV, Class A............................  17,097      56,973
*   Altice Europe NV, Class B............................   4,165      13,843
#   ASML Holding NV......................................   5,205   1,113,870
    GrandVision NV.......................................   6,267     143,869
    Heineken NV..........................................   9,588     968,789
#   Koninklijke KPN NV................................... 189,723     548,532
    RELX NV..............................................  71,813   1,561,839
    Unilever NV..........................................  69,098   3,970,371
#   Unilever NV..........................................   9,659     557,237
    Wolters Kluwer NV....................................  33,743   2,031,965
                                                                  -----------
TOTAL NETHERLANDS........................................          11,572,067
                                                                  -----------
NEW ZEALAND -- (0.3%)
*   a2 Milk Co., Ltd.....................................  45,355     323,935
    Fisher & Paykel Healthcare Corp., Ltd................   8,573      86,570
    Spark New Zealand, Ltd............................... 158,737     419,127
    Z Energy, Ltd........................................  35,425     173,483
                                                                  -----------
TOTAL NEW ZEALAND........................................           1,003,115
                                                                  -----------
NORWAY -- (1.0%)
    Aker BP ASA..........................................   8,093     289,171
    Austevoll Seafood ASA................................   5,301      77,207
    Bakkafrost P/F.......................................   3,127     192,148
    Equinor ASA..........................................  30,784     816,767
    Leroy Seafood Group ASA..............................  19,860     156,187
    Marine Harvest ASA...................................  23,965     524,023
*   Norwegian Finans Holding ASA.........................   4,185      51,120
    Salmar ASA...........................................   3,180     162,255
    Telenor ASA..........................................  38,705     757,148
    TGS NOPEC Geophysical Co. ASA........................   7,687     293,077
    Tomra Systems ASA....................................   4,203      86,797
                                                                  -----------
TOTAL NORWAY.............................................           3,405,900
                                                                  -----------

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
PORTUGAL -- (0.0%)
    Jeronimo Martins SGPS SA.............................   4,280 $   63,597
                                                                  ----------
SINGAPORE -- (1.1%)
    Dairy Farm International Holdings, Ltd...............  24,900    203,439
    DBS Group Holdings, Ltd..............................  14,900    293,162
    Genting Singapore, Ltd............................... 240,100    225,752
    Great Eastern Holdings, Ltd..........................   4,300     87,311
    Jardine Cycle & Carriage, Ltd........................   9,944    246,193
    Olam International, Ltd..............................   6,600     10,824
    Oversea-Chinese Banking Corp., Ltd...................  13,700    116,713
    SATS, Ltd............................................  64,300    245,505
    Singapore Exchange, Ltd..............................  81,500    446,120
    Singapore Technologies Engineering, Ltd.............. 155,600    391,486
    Singapore Telecommunications, Ltd.................... 196,800    464,452
    Singapore Telecommunications, Ltd....................  50,300    118,298
    United Overseas Bank, Ltd............................  35,323    702,415
    Venture Corp., Ltd...................................  22,800    280,362
                                                                  ----------
TOTAL SINGAPORE..........................................          3,832,032
                                                                  ----------
SPAIN -- (2.7%)
    ACS Actividades de Construccion y Servicios SA.......  27,136  1,189,283
    Aena SME SA..........................................   4,329    786,036
    Amadeus IT Group SA..................................  30,568  2,607,632
    Enagas SA............................................  10,882    304,224
    Endesa SA............................................  19,424    449,172
    Ferrovial SA.........................................     186      3,846
    Grifols SA...........................................   9,691    281,419
    Industria de Diseno Textil SA........................  23,520    770,765
    Naturgy Energy Group SA..............................  16,799    455,065
    Telefonica SA........................................ 323,082  2,903,056
                                                                  ----------
TOTAL SPAIN..............................................          9,750,498
                                                                  ----------
SWEDEN -- (2.5%)
    AAK AB...............................................   5,532     89,743
    Alfa Laval AB........................................  14,689    403,793
    Assa Abloy AB, Class B...............................   5,799    114,475
    Atlas Copco AB.......................................  26,585    761,299
    Atlas Copco AB.......................................  18,254    478,390
    Axfood AB............................................   9,285    187,982
    Electrolux AB, Series B..............................  30,287    710,418
*   Epiroc AB............................................  26,585    318,308
*   Epiroc AB............................................  18,254    193,440
    Essity AB, Class B...................................  20,260    506,794
#   Hennes & Mauritz AB, Class B.........................  47,251    735,680
    Hexpol AB............................................  13,698    147,344
    Husqvarna AB, Class B................................  15,285    120,760
    Indutrade AB.........................................   4,349    114,300
    Kindred Group P.L.C..................................  18,707    241,418
    Lifco AB, Class B....................................   1,171     52,484
    Loomis AB, Class B...................................   6,621    207,770
    Sandvik AB...........................................  57,148  1,044,990
    Securitas AB, Class B................................  26,151    470,508
    SKF AB, Class A......................................     994     20,389
    SKF AB, Class B......................................  28,093    576,759
    Sweco AB, Class B....................................   1,886     50,714
*   Swedish Orphan Biovitrum AB..........................     391     10,578
    Tele2 AB, Class B....................................  17,674    237,156
    Volvo AB, Class A....................................  10,738    188,879

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
SWEDEN -- (Continued)
    Volvo AB, Class B....................................  59,420 $ 1,042,762
                                                                  -----------
TOTAL SWEDEN.............................................           9,027,133
                                                                  -----------
SWITZERLAND -- (7.3%)
    ABB, Ltd.............................................  86,780   1,992,083
    EMS-Chemie Holding AG................................     498     319,402
    Geberit AG...........................................   2,393   1,065,542
    Givaudan SA..........................................     604   1,413,785
    Kuehne + Nagel International AG......................   3,656     583,497
    Logitech International SA............................   5,653     247,884
    Nestle SA............................................  53,011   4,320,044
#   Partners Group Holding AG............................   1,150     872,696
#   Roche Holding AG.....................................   1,391     344,649
    Roche Holding AG.....................................  37,433   9,195,278
    Schindler Holding AG.................................   1,430     323,495
    SGS SA...............................................     606   1,579,637
    Sika AG..............................................  11,760   1,669,783
    Sonova Holding AG....................................   3,183     586,822
    Straumann Holding AG.................................     677     525,708
*   Temenos AG...........................................   6,501   1,046,345
                                                                  -----------
TOTAL SWITZERLAND........................................          26,086,650
                                                                  -----------
UNITED KINGDOM -- (16.3%)
    Admiral Group P.L.C..................................  17,186     446,745
    Ashtead Group P.L.C..................................  70,971   2,178,768
    AstraZeneca P.L.C., Sponsored ADR....................  80,431   3,147,265
    AstraZeneca P.L.C....................................   6,864     528,364
    B&M European Value Retail SA.........................  23,493     127,120
    BAE Systems P.L.C.................................... 288,643   2,470,879
    Berkeley Group Holdings P.L.C. (The).................  11,242     550,255
    BHP Billiton P.L.C...................................  51,034   1,174,482
    BT Group P.L.C....................................... 627,240   1,918,779
    Bunzl P.L.C..........................................  25,039     744,012
    Burberry Group P.L.C.................................  32,126     887,381
    Capita P.L.C.........................................  82,087     174,174
    Centrica P.L.C....................................... 689,470   1,347,186
*   Coca-Cola HBC AG.....................................   8,496     304,939
    Compass Group P.L.C..................................  72,373   1,556,687
    ConvaTec Group P.L.C.................................  20,046      57,557
    Croda International P.L.C............................   9,046     610,273
    DCC P.L.C............................................   3,916     362,297
    Diageo P.L.C., Sponsored ADR.........................  16,541   2,435,993
    Diageo P.L.C.........................................     999      36,651
    DS Smith P.L.C.......................................  87,400     577,449
    easyJet P.L.C........................................   6,738     143,091
    Evraz P.L.C..........................................  13,223      96,465
    Experian P.L.C.......................................  65,315   1,603,626
    Ferguson P.L.C.......................................  13,885   1,095,055
    Fresnillo P.L.C......................................  16,544     225,330
    G4S P.L.C............................................ 204,785     741,194
#   GlaxoSmithKline P.L.C., Sponsored ADR................ 111,159   4,623,103
    Halma P.L.C..........................................  10,122     186,723
    Hargreaves Lansdown P.L.C............................  25,636     698,365
    Imperial Brands P.L.C................................  35,981   1,377,989
#   InterContinental Hotels Group P.L.C., ADR............   7,353     457,357
    International Consolidated Airlines Group SA.........  97,385     906,335
    Intertek Group P.L.C.................................  15,324   1,182,129
    ITV P.L.C............................................ 364,247     787,240

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                             SHARES     VALUE>>
                                                            --------- ------------
UNITED KINGDOM -- (Continued)
      JD Sports Fashion P.L.C..............................    14,270 $     87,573
      Johnson Matthey P.L.C................................     9,118      449,225
      Legal & General Group P.L.C..........................    87,743      301,953
      London Stock Exchange Group P.L.C....................     5,297      305,282
      Marks & Spencer Group P.L.C..........................    39,644      160,227
      Melrose Industries P.L.C.............................   214,067      605,734
      Merlin Entertainments P.L.C..........................    31,295      161,778
      Mondi P.L.C..........................................    30,905      849,748
      Next P.L.C...........................................    14,533    1,131,456
      NMC Health P.L.C.....................................     2,530      125,843
      Persimmon P.L.C......................................    14,635      475,997
      Reckitt Benckiser Group P.L.C........................     2,344      208,969
      RELX P.L.C...........................................    51,970    1,132,289
      Rentokil Initial P.L.C...............................   163,739      727,977
      Rightmove P.L.C......................................     8,351      533,515
#     Rio Tinto P.L.C., Sponsored ADR......................    35,520    1,971,360
*     Rolls-Royce Holdings P.L.C...........................   123,740    1,608,809
      Sage Group P.L.C. (The)..............................    23,500      191,641
      Sky P.L.C............................................    55,248    1,103,820
      Smith & Nephew P.L.C.................................    42,940      743,465
      Smiths Group P.L.C...................................    18,363      388,073
      Spirax-Sarco Engineering P.L.C.......................     1,795      163,518
      SSE P.L.C............................................   148,543    2,434,086
      St James's Place P.L.C...............................    37,792      597,957
      Taylor Wimpey P.L.C..................................    78,057      179,130
      Tesco P.L.C..........................................   313,142    1,069,381
      TUI AG...............................................    51,848    1,109,169
      Unilever P.L.C., Sponsored ADR.......................    49,926    2,846,281
      Unilever P.L.C.......................................       712       40,673
      Whitbread P.L.C......................................     8,130      417,639
      WPP P.L.C............................................    47,291      739,725
                                                                      ------------
TOTAL UNITED KINGDOM.......................................             58,623,551
                                                                      ------------
TOTAL COMMON STOCKS........................................            341,810,574
                                                                      ------------
PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
      Fuchs Petrolub SE....................................     3,032      171,183
      Henkel AG & Co. KGaA.................................       154       19,325
      Sartorius AG.........................................     2,864      465,618
      Schaeffler AG........................................    11,745      161,014
                                                                      ------------
TOTAL GERMANY..............................................                817,140
                                                                      ------------
TOTAL INVESTMENT SECURITIES................................            342,627,714
                                                                      ------------

                                                                        VALUE+
                                                                      ------------
SECURITIES LENDING COLLATERAL -- (4.7%)
@(S)  DFA Short Term Investment Fund....................... 1,451,267   16,792,613
                                                                      ------------
TOTAL INVESTMENTS -- (100.0%)..............................
(Cost $304,272,019)^^......................................           $359,420,327
                                                                      ============

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------
                                 LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                               ----------- ------------ ------- ------------
Common Stocks
   Australia..................          -- $ 21,283,602   --    $ 21,283,602
   Austria....................          --      825,064   --         825,064
   Belgium.................... $   259,895    3,287,156   --       3,547,051
   Canada.....................  27,661,380           --   --      27,661,380
   Denmark....................          --    4,844,687   --       4,844,687
   Finland....................          --    3,148,930   --       3,148,930
   France.....................          --   32,838,053   --      32,838,053
   Germany....................     857,018   27,287,072   --      28,144,090
   Hong Kong..................          --    8,903,818   --       8,903,818
   Ireland....................          --    1,801,652   --       1,801,652
   Israel.....................     512,977      961,312   --       1,474,289
   Italy......................   1,393,516    5,952,985   --       7,346,501
   Japan......................          --   76,626,914   --      76,626,914
   Netherlands................   5,084,241    6,487,826   --      11,572,067
   New Zealand................          --    1,003,115   --       1,003,115
   Norway.....................          --    3,405,900   --       3,405,900
   Portugal...................          --       63,597   --          63,597
   Singapore..................     225,752    3,606,280   --       3,832,032
   Spain......................          --    9,750,498   --       9,750,498
   Sweden.....................     511,748    8,515,385   --       9,027,133
   Switzerland................     247,884   25,838,766   --      26,086,650
   United Kingdom.............  15,481,359   43,142,192   --      58,623,551
Preferred Stocks
   Germany....................          --      817,140   --         817,140
Securities Lending Collateral.          --   16,792,613   --      16,792,613
                               ----------- ------------   --    ------------
TOTAL......................... $52,235,770 $307,184,557   --    $359,420,327
                               =========== ============   ==    ============

                   INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                          SHARES  VALUE>>
                                                          ------- --------
COMMON STOCKS -- (93.7%)
AUSTRALIA -- (6.5%)
*   3P Learning, Ltd.....................................  20,996 $ 19,362
    Adacel Technologies, Ltd.............................   6,957    8,901
    Adairs, Ltd..........................................  14,945   25,187
    Adelaide Brighton, Ltd...............................  72,231  369,719
    Altium, Ltd..........................................  22,785  346,258
#   AMA Group, Ltd.......................................  60,867   43,391
#   Amaysim Australia, Ltd...............................  37,101   25,959
    Appen, Ltd...........................................  18,687  151,178
    ARB Corp., Ltd.......................................  14,048  219,678
*   Aurelia Metals, Ltd.................................. 119,050   50,813
    Australian Finance Group, Ltd........................  20,789   23,511
*   Australian Property Systems, Ltd.....................  28,532  133,686
    Baby Bunting Group, Ltd..............................   8,495   10,361
#   Bapcor, Ltd..........................................  36,640  190,059
#*  Bellamy's Australia, Ltd.............................  16,462  134,716
    Bingo Industries, Ltd................................  15,424   31,827
#   Blackmores, Ltd......................................   2,529  278,718
#   Bravura Solutions, Ltd...............................  29,912   72,166
    Breville Group, Ltd..................................  19,754  157,580
    BSA, Ltd.............................................  50,967   10,621
    carsales.com, Ltd....................................  40,754  422,572
    Centuria Capital Group...............................  11,600   12,283
    Citadel Group, Ltd. (The)............................   2,451   12,982
#   Class, Ltd...........................................  11,009   18,036
*   Clinuvel Pharmaceuticals, Ltd........................   8,616   78,771
    Clover Corp., Ltd....................................  31,667   36,685
    Codan, Ltd...........................................  23,537   51,289
    Collins Foods, Ltd...................................  16,637   64,454
#   Corporate Travel Management, Ltd.....................  14,716  314,076
    Costa Group Holdings, Ltd............................  52,834  309,351
#   Credit Corp. Group, Ltd..............................   9,740  149,174
    Data#3, Ltd..........................................  22,757   25,799
    Dicker Data, Ltd.....................................   9,278   20,624
#   Domino's Pizza Enterprises, Ltd......................  10,890  404,392
    DuluxGroup, Ltd......................................  75,742  430,999
    DWS, Ltd.............................................  14,966   15,470
    Elders, Ltd..........................................  21,181  118,263
    EVENT Hospitality and Entertainment, Ltd.............   3,797   38,882
*   Galilee Energy, Ltd..................................   8,419    3,554
    GUD Holdings, Ltd....................................  16,897  178,219
    GWA Group, Ltd.......................................  39,635   96,360
    Hansen Technologies, Ltd.............................  33,517   84,316
    IDP Education, Ltd...................................  26,188  190,057
    Infomedia, Ltd.......................................  61,563   45,822
#   Inghams Group, Ltd...................................  44,258  120,706
    Integral Diagnostics, Ltd............................  15,612   32,535
    Integrated Research, Ltd.............................  19,978   37,870
#   InvoCare, Ltd........................................  18,895  199,267
#   IPH, Ltd.............................................  23,634   86,164
    IRESS, Ltd...........................................  26,461  227,304
    iSentia Group, Ltd...................................  29,237   17,172
#   JB Hi-Fi, Ltd........................................  19,891  352,383
    Jumbo Interactive, Ltd...............................   9,248   27,834
#   Kogan.com, Ltd.......................................   7,946   27,768
    Lifestyle Communities, Ltd...........................  11,268   48,223

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
AUSTRALIA -- (Continued)
    Lovisa Holdings, Ltd.................................   9,281 $    77,327
#*  Lynas Corp., Ltd..................................... 123,295     208,142
#   Magellan Financial Group, Ltd........................  21,330     391,617
    McMillan Shakespeare, Ltd............................  12,105     146,583
#   Metals X, Ltd........................................  78,352      41,330
    Mineral Resources, Ltd...............................  25,226     311,060
    MNF Group, Ltd.......................................   6,344      24,643
    Monadelphous Group, Ltd..............................  17,762     194,608
#   Mortgage Choice, Ltd.................................  21,829      25,468
    Navigator Global Investments, Ltd....................   5,879      25,362
#   Navitas, Ltd.........................................  48,565     155,380
    nib holdings, Ltd....................................  78,322     328,262
    Nick Scali, Ltd......................................  11,526      52,945
    Northern Star Resources, Ltd......................... 115,123     615,899
    OFX Group, Ltd.......................................  60,218      78,214
*   OM Holdings, Ltd.....................................  55,626      52,166
    oOh!media, Ltd.......................................   5,092      18,361
    Orora, Ltd........................................... 181,001     488,080
*   Pacific Niugini, Ltd.................................  86,762      18,097
    Pact Group Holdings, Ltd.............................  31,877     128,088
    Pendal Group, Ltd....................................  39,536     273,269
    Perpetual, Ltd.......................................   8,076     262,168
    Pioneer Credit, Ltd..................................   7,574      18,401
#   Platinum Asset Management, Ltd.......................  44,327     180,944
#*  Praemium, Ltd........................................  43,865      26,769
    Pro Medicus, Ltd.....................................   9,475      59,147
    PSC Insurance Group, Ltd.............................  13,241      31,149
    PWR Holdings, Ltd....................................  10,213      21,543
*   Reckon, Ltd..........................................  18,830      12,225
#   Regis Healthcare, Ltd................................  26,148      67,522
    Regis Resources, Ltd.................................  84,659     280,732
    Reliance Worldwide Corp., Ltd........................ 132,738     586,392
    Sandfire Resources NL................................  29,192     160,359
*   Saracen Mineral Holdings, Ltd........................ 140,582     195,885
#   SeaLink Travel Group, Ltd............................  11,321      36,748
    Service Stream, Ltd..................................  18,125      21,300
    SG Fleet Group, Ltd..................................  19,452      51,229
    Sirtex Medical, Ltd..................................  10,956     258,831
    SmartGroup Corp., Ltd................................  17,714     159,958
*   Specialty Fashion Group, Ltd.........................  24,304      16,491
    SpeedCast International, Ltd.........................  38,800     178,748
    St Barbara, Ltd...................................... 101,960     312,377
    Super Retail Group, Ltd..............................  20,724     142,415
#   Technology One, Ltd..................................  53,812     197,731
*   Terracom, Ltd........................................  60,280      21,067
#   Vita Group, Ltd......................................  15,220      11,065
#   Webjet, Ltd..........................................  21,587     214,382
                                                                  -----------
TOTAL AUSTRALIA..........................................          13,783,826
                                                                  -----------
AUSTRIA -- (0.9%)
    ANDRITZ AG...........................................  15,183     860,710
#   DO & CO AG...........................................   1,417      99,417
    Flughafen Wien AG....................................     861      32,504
    Lenzing AG...........................................   1,817     230,748
    Oesterreichische Post AG.............................   6,855     324,699
    Palfinger AG.........................................   2,273      88,706
    Schoeller-Bleckmann Oilfield Equipment AG............      84       9,588

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
AUSTRIA -- (Continued)
    Telekom Austria AG...................................  32,553 $  283,218
                                                                  ----------
TOTAL AUSTRIA............................................          1,929,590
                                                                  ----------
BELGIUM -- (1.6%)
*   AGFA-Gevaert NV......................................  37,233    177,754
*   Argenx SE............................................   3,221    292,498
    Barco NV.............................................   1,591    225,823
    bpost SA.............................................  19,928    314,152
#   Econocom Group SA....................................  23,885     84,332
    EVS Broadcast Equipment SA...........................   2,827     65,995
    Fagron...............................................   8,981    166,319
*   Galapagos NV (B07MCX1)...............................   7,154    788,200
*   Galapagos NV (B07Q2V5)...............................     240     26,407
*   Ion Beam Applications................................   4,447    116,384
    Jensen-Group NV......................................     796     29,508
    Kinepolis Group NV...................................   3,346    213,986
    Lotus Bakeries.......................................      58    165,309
*   MDxHealth............................................   2,939     13,041
    Melexis NV...........................................   4,009    372,891
    Picanol..............................................      84      8,393
    Resilux..............................................     219     38,663
    Sioen Industries NV..................................   1,464     46,177
    TER Beke SA..........................................     123     22,752
*   Tessenderlo Group SA.................................   5,906    237,479
*   ThromboGenics NV.....................................   4,572     38,584
    Van de Velde NV......................................   1,365     47,874
                                                                  ----------
TOTAL BELGIUM............................................          3,492,521
                                                                  ----------
CANADA -- (9.2%)
*   5N Plus, Inc.........................................  17,900     46,510
#   AG Growth International, Inc.........................   3,200    136,403
    Aimia, Inc...........................................   9,219     24,521
#   AirBoss of America Corp..............................   3,200     36,333
    Altus Group, Ltd.....................................   7,947    171,054
#   Andrew Peller, Ltd., Class A.........................   8,000    101,472
*   Aritzia, Inc.........................................   7,500     92,536
*   Aurora Cannabis, Inc.................................  28,375    153,124
*   B2Gold Corp.......................................... 132,513    330,047
#   Badger Daylighting, Ltd..............................   9,038    205,167
    Bird Construction, Inc...............................   5,468     32,660
    BMTC Group, Inc......................................   1,300     15,360
    Boralex, Inc., Class A...............................  11,800    180,331
    Brick Brewing Co., Ltd...............................   3,300     10,680
#*  Calfrac Well Services, Ltd...........................  18,545     70,710
    Calian Group, Ltd....................................   1,500     36,380
*   Canfor Corp..........................................  14,699    322,263
    Canfor Pulp Products, Inc............................   5,972    125,101
    CanWel Building Materials Group, Ltd.................   9,300     47,256
*   Celestica, Inc.......................................      52        615
    CES Energy Solutions Corp............................  52,675    181,003
#   Cineplex, Inc........................................  11,689    262,561
#   Clearwater Seafoods, Inc.............................   4,851     19,130
    Cogeco, Inc..........................................   1,000     48,169
    Colliers International Group, Inc....................   7,519    614,768
    Computer Modelling Group, Ltd........................  17,556    134,823
    Corby Spirit and Wine, Ltd...........................   2,600     40,813
    Cott Corp............................................  27,449    438,264
*   CRH Medical Corp.....................................  17,865     58,916

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
CANADA -- (Continued)
*   Descartes Systems Group, Inc. (The)..................  7,542 $241,070
#*  Endeavour Silver Corp................................ 32,000   93,969
    Enercare, Inc........................................ 22,087  321,071
    Enerplus Corp........................................ 47,288  616,887
    Enghouse Systems, Ltd................................  4,507  268,719
#   Evertz Technologies, Ltd.............................  6,300   76,955
#   Exchange Income Corp.................................  3,800   97,129
    Exco Technologies, Ltd...............................  4,161   29,908
#   Extendicare, Inc..................................... 18,925  108,093
#   First National Financial Corp........................  3,437   78,233
    FirstService Corp....................................  7,005  581,197
*   Fortuna Silver Mines, Inc............................  8,600   46,939
    Freehold Royalties, Ltd..............................  6,600   62,304
    Gamehost, Inc........................................  2,400   22,324
*   Gear Energy, Ltd.....................................  3,203    3,349
#   Gluskin Sheff & Associates, Inc......................  7,247   93,592
#   goeasy, Ltd..........................................  1,930   63,485
*   Golden Star Resources, Ltd........................... 91,480   65,401
*   Great Canadian Gaming Corp........................... 13,227  477,589
*   Guyana Goldfields, Inc............................... 25,594   78,699
#*  Havilah Mining Corp..................................  3,205      862
*   IBI Group, Inc.......................................  3,700   18,403
    Information Services Corp............................  2,603   34,757
    Innergex Renewable Energy, Inc....................... 21,217  219,697
*   Interfor Corp........................................ 13,500  213,368
    Intertape Polymer Group, Inc......................... 13,646  180,324
    Jamieson Wellness, Inc...............................  1,217   23,155
    Just Energy Group, Inc............................... 17,200   65,053
*   Kinaxis, Inc.........................................  5,450  367,760
    Kirkland Lake Gold, Ltd.............................. 25,993  568,075
    Labrador Iron Ore Royalty Corp....................... 13,300  253,762
#*  Largo Resources, Ltd................................. 33,700   49,222
    Lassonde Industries, Inc., Class A...................    600  122,320
    Leon's Furniture, Ltd................................  3,932   55,284
    Logistec Corp., Class B..............................    800   34,132
#   Lucara Diamond Corp.................................. 59,400  102,284
    Magellan Aerospace Corp..............................  2,900   35,156
    Maple Leaf Foods, Inc................................ 11,906  285,100
#   Mediagrif Interactive Technologies, Inc..............  1,500   12,165
#   Medical Facilities Corp..............................  7,447   83,581
    Metro, Inc...........................................    495   16,684
    Morneau Shepell, Inc................................. 13,100  282,674
*   Mountain Province Diamonds, Inc...................... 22,790   55,186
#   MTY Food Group, Inc..................................  3,526  151,382
    Mullen Group, Ltd....................................  6,654   82,046
#   NFI Group, Inc....................................... 11,983  460,307
    Norbord, Inc.........................................  6,736  242,338
    North West Co., Inc. (The)........................... 11,176  255,334
    Northland Power, Inc................................. 23,466  428,967
*   NuVista Energy, Ltd.................................. 37,780  244,248
    Pan American Silver Corp............................. 27,500  452,397
*   Parex Resources, Inc................................. 33,745  595,599
    Parkland Fuel Corp................................... 25,400  686,914
    Pason Systems, Inc................................... 16,450  252,406
*   Photon Control, Inc..................................  3,232    6,385
    Pivot Technology Solutions, Inc......................  8,800   12,515
*   Points International, Ltd............................  1,400   20,448
    Pollard Banknote, Ltd................................  1,400   21,987
*   Premier Gold Mines, Ltd.............................. 32,858   62,137

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------ -----------
CANADA -- (Continued)
    Premium Brands Holdings Corp.........................  5,900 $   462,575
#   Pulse Seismic, Inc................................... 15,400      29,122
*   Raging River Exploration, Inc........................ 32,081     135,639
    Recipe Unlimited Corp................................  3,600      74,554
    Richelieu Hardware, Ltd.............................. 12,397     268,267
    Rogers Sugar, Inc.................................... 21,000      87,819
#*  Roxgold, Inc......................................... 55,900      45,120
    Russel Metals, Inc................................... 11,900     253,579
#   Savaria Corp.........................................  6,400      79,800
    ShawCor, Ltd......................................... 14,110     287,439
#   Sienna Senior Living, Inc............................  9,590     120,902
*   Sierra Metals, Inc...................................  6,600      18,011
    Sleep Country Canada Holdings, Inc...................  8,349     198,448
    Stantec, Inc......................................... 18,060     471,613
*   Stars Group, Inc. (The)..............................  3,700     126,742
    Stella-Jones, Inc....................................  8,978     299,876
#   Superior Plus Corp................................... 20,838     205,200
    TECSYS, Inc..........................................  1,000      12,815
*   TeraGo, Inc..........................................  1,900      10,531
    TFI International, Inc............................... 17,014     565,019
    Transcontinental, Inc., Class A...................... 19,700     468,402
    Uni-Select, Inc......................................  7,000     116,555
    Wajax Corp...........................................  3,200      60,711
#*  Wesdome Gold Mines, Ltd.............................. 33,900      95,379
    Western Forest Products, Inc......................... 83,608     155,538
    Westshore Terminals Investment Corp..................  9,841     183,679
    Winpak, Ltd..........................................  5,847     211,973
*   Yangarra Resources, Ltd.............................. 16,506      61,794
    ZCL Composites, Inc..................................  4,900      33,148
                                                                 -----------
TOTAL CANADA.............................................         19,558,547
                                                                 -----------
CHINA -- (0.0%)
    Yeebo International Holdings, Ltd.................... 82,000      18,839
                                                                 -----------
DENMARK -- (2.7%)
    Ambu A.S., Class B................................... 31,039   1,221,111
    Brodrene Hartmann A.S................................    517      30,126
    DFDS A.S.............................................  6,306     415,342
    GN Store Nord A.S.................................... 30,923   1,475,091
#*  H+H International A.S., Class B......................  3,721      56,872
    IC Group A.S.........................................    581      15,049
*   Nilfisk Holding A.S..................................  5,417     280,272
    NNIT A.S.............................................  2,502      64,976
    Royal Unibrew A.S.................................... 10,392     865,572
    RTX A.S..............................................  1,601      49,225
    SimCorp A.S..........................................  8,945     764,295
    Topdanmark A.S....................................... 11,942     512,888
                                                                 -----------
TOTAL DENMARK............................................          5,750,819
                                                                 -----------
FINLAND -- (2.5%)
    Alma Media Oyj.......................................  7,507      63,235
    Amer Sports Oyj...................................... 18,135     581,490
    Asiakastieto Group Oyj...............................  2,664      95,801
    Elisa Oyj............................................ 21,179     919,612
    F-Secure Oyj.........................................  5,383      22,937
#   Huhtamaki Oyj........................................ 15,125     543,186
    Lassila & Tikanoja Oyj...............................  5,531     111,153
#   Lehto Group Oyj......................................  4,725      56,222

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
FINLAND -- (Continued)
    Metso Oyj............................................ 15,445 $  565,697
    Nokian Renkaat Oyj................................... 19,772    857,484
    Olvi Oyj, Class A....................................  2,476     93,238
    Oriola Oyj...........................................    683      2,247
#   Oriola Oyj, Class B.................................. 17,922     57,818
    Orion Oyj, Class A...................................  2,108     73,293
    Orion Oyj, Class B...................................  8,990    309,498
#*  Outotec Oyj..........................................  2,399     19,703
    Ponsse Oyj...........................................  1,930     69,696
    Ramirent Oyj......................................... 11,961    119,797
    Raute Oyj, Class A...................................    294     10,416
    Revenio Group Oyj....................................  3,492     62,220
    Tieto Oyj............................................ 12,010    373,519
    Uponor Oyj........................................... 10,460    159,054
#   Vaisala Oyj, Class A.................................  1,814     44,761
    Valmet Oyj...........................................  6,025    125,171
                                                                 ----------
TOTAL FINLAND............................................         5,337,248
                                                                 ----------
FRANCE -- (4.0%)
    Akka Technologies....................................  1,031     75,949
    AKWEL................................................  1,237     30,735
    Alten SA.............................................  5,701    565,783
    Altran Technologies SA...............................    440      4,187
    Assystem.............................................  1,349     44,126
    Aubay................................................  1,390     60,914
#   Bastide le Confort Medical...........................    726     39,243
    Beneteau SA..........................................  4,921     80,630
    Boiron SA............................................  1,326    104,654
    Bonduelle SCA........................................  1,211     43,986
    Catering International Services......................    642     12,160
    Cie Plastic Omnium SA................................  7,896    330,470
    Derichebourg SA...................................... 12,862     77,721
    Devoteam SA..........................................  1,144    139,368
    Elior Group SA....................................... 13,300    217,152
    Eramet...............................................  1,329    131,492
    Euronext NV.......................................... 11,553    717,023
    Europcar Mobility Group..............................  4,068     40,798
    Exel Industries, Class A.............................    334     41,400
*   Fnac Darty SA (V7VQL46)..............................  2,886    261,856
    Gaztransport Et Technigaz SA.........................  3,821    250,145
    Getlink..............................................  3,831     50,569
    Groupe Crit..........................................    555     47,015
*   Groupe Flo........................................... 38,205     11,825
    Groupe Open..........................................    234      7,883
    Guerbet..............................................  1,092     76,023
*   ID Logistics Group...................................    491     80,832
    Ingenico Group SA.................................... 11,062    916,253
    Jacquet Metal Service SA.............................  2,805     82,583
    Kaufman & Broad SA...................................  4,002    204,549
    Le Belier............................................    531     31,765
    Lectra...............................................  4,401    114,490
    Linedata Services....................................  1,043     43,037
    LISI.................................................  3,032    105,107
    LNA Sante SA.........................................  1,158     73,915
    Maisons du Monde SA..................................  8,679    265,318
    Maisons France Confort SA............................    373     18,401
    Manitou BF SA........................................  2,369     90,044
    Metropole Television SA..............................  8,527    183,477
    Oeneo SA.............................................  5,283     63,601

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                           SHARES  VALUE>>
                                                           ------ ----------
    FRANCE -- (Continued)
        Plastivaloire.....................................    719 $   12,641
        Robertet SA.......................................    210    122,933
        Sartorius Stedim Biotech..........................  3,876    461,335
        Societe BIC SA....................................  4,390    419,875
        Societe pour l'Informatique Industrielle..........  1,726     50,422
    *   SOITEC............................................  3,920    334,962
        Somfy SA..........................................  1,627    145,379
        Sopra Steria Group................................  2,866    506,941
        SPIE SA...........................................    724     13,710
        Stef SA...........................................    484     56,009
        Synergie SA.......................................  1,645     76,754
    *   Tessi SA..........................................    242     51,687
        Thermador Groupe..................................  1,202     79,489
        Trigano SA........................................  1,633    234,383
        Union Financiere de France BQE SA.................    967     31,230
    *   Virbac SA.........................................    449     63,967
                                                                  ----------
    TOTAL FRANCE..........................................         8,398,196
                                                                  ----------
    GERMANY -- (5.8%)
        All for One Steeb AG..............................    168     12,415
        Allgeier SE.......................................    674     26,662
        Amadeus Fire AG...................................  1,086    117,525
        Atoss Software AG.................................    339     35,236
        Basler AG.........................................    591    131,405
        Bechtle AG........................................  4,931    442,761
        Bertrandt AG......................................    723     73,161
        bet-at-home.com AG................................    207     14,325
        CANCOM SE.........................................  5,504    297,955
        CECONOMY AG....................................... 30,655    251,813
        CENIT AG..........................................  1,465     28,955
        Cewe Stiftung & Co. KGAA..........................    877     80,307
        CompuGroup Medical SE.............................  4,182    233,167
        CTS Eventim AG & Co. KGaA......................... 10,082    475,339
        Data Modul AG.....................................    108      8,678
    *   DEAG Deutsche Entertainment AG....................  3,168     14,228
        Diebold Nixdorf AG................................  1,286     87,400
        Dr Hoenle AG......................................    939     95,769
        Duerr AG..........................................  7,710    338,479
        EDAG Engineering Group AG.........................  1,045     21,386
        Energiekontor AG..................................    927     15,882
        Ferratum Oyj......................................  2,069     42,922
        Fielmann AG.......................................  4,614    323,930
        First Sensor AG...................................  1,358     36,699
        Freenet AG........................................ 14,120    404,656
        Fuchs Petrolub SE.................................  3,505    184,543
        Gerresheimer AG...................................  4,736    403,246
        GFT Technologies SE...............................  4,386     69,907
        GRENKE AG.........................................  3,839    424,327
        Hamburger Hafen und Logistik AG...................  3,408     78,611
    *   Heidelberger Druckmaschinen AG.................... 36,744    105,515
        Hugo Boss AG...................................... 11,640  1,049,597
        Isra Vision AG....................................  2,740    168,620
        Jenoptik AG.......................................  7,694    309,515
        Koenig & Bauer AG.................................  2,116    164,488
        Krones AG.........................................  1,461    180,734
        KWS Saat SE.......................................     38     14,984
        Leifheit AG.......................................  1,088     26,048
        Nemetschek SE.....................................  3,457    480,385
        Nexus AG..........................................  3,242    100,480

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                             SHARES     VALUE>>
                                                            --------- -----------
GERMANY -- (Continued)
    Norma Group SE.........................................     6,004 $   380,677
    OHB SE.................................................       796      27,695
    Pfeiffer Vacuum Technology AG..........................     1,175     192,806
    ProSiebenSat.1 Media SE................................    18,798     507,355
    PSI Software AG........................................     2,018      41,173
    QSC AG.................................................    16,273      28,199
    Rational AG............................................       514     352,048
    S&T AG.................................................     8,525     242,346
    Scout24 AG.............................................    10,403     541,247
    Secunet Security Networks AG...........................       276      38,781
*   Senvion SA.............................................     1,121      10,398
    Siltronic AG...........................................     3,919     683,526
    Sixt SE................................................     2,248     291,150
    Software AG............................................     7,612     359,310
    Stabilus SA............................................     4,583     390,118
    STRATEC Biomedical AG..................................       976      82,288
    Stroeer SE & Co. KGaA..................................     5,283     324,389
    Takkt AG...............................................     4,021      75,805
    Technotrans SE.........................................     1,325      62,649
    Washtec AG.............................................     2,224     194,208
    XING SE................................................       520     169,341
                                                                      -----------
TOTAL GERMANY..............................................            12,367,564
                                                                      -----------
HONG KONG -- (2.5%)
#   Agritrade Resources, Ltd...............................   425,000      92,622
    Alltronics Holdings, Ltd...............................    63,000      15,988
#   Bright Smart Securities & Commodities Group, Ltd.......   146,000      38,574
*   Brightoil Petroleum Holdings, Ltd......................   474,000      33,969
#   Cafe de Coral Holdings, Ltd............................    58,000     146,302
*   Camsing International Holding, Ltd.....................    80,000      69,605
    CGN Mining Co., Ltd....................................   290,000      16,655
    China Display Optoelectronics Technology Holdings, Ltd.    88,000       7,648
    China Goldjoy Group, Ltd............................... 1,120,000      68,679
#*  China Shandong Hi-Speed Financial Group, Ltd........... 1,464,000      42,844
*   Chong Kin Group Holdings, Ltd..........................    30,000      15,428
    Chow Sang Sang Holdings International, Ltd.............    22,000      38,647
    CK Life Sciences Intl Holdings, Inc....................   216,000      14,615
    CNQC International Holdings, Ltd.......................    45,000      12,113
    Convenience Retail Asia, Ltd...........................    58,000      25,680
*   Cosmopolitan International Holdings, Ltd...............   140,000      21,219
    Eagle Nice International Holdings, Ltd.................    28,000      13,147
    Fairwood Holdings, Ltd.................................    16,500      62,888
    Giordano International, Ltd............................   216,000     122,688
#*  Gold-Finance Holdings, Ltd.............................   156,000      47,094
    Goodbaby International Holdings, Ltd...................    48,000      25,164
*   Group Sense International, Ltd.........................   360,000      21,327
#   Guotai Junan International Holdings, Ltd...............   491,000     114,817
    Haitong International Securities Group, Ltd............    71,484      32,305
    HKBN, Ltd..............................................   171,500     265,725
    Hoifu Energy Group, Ltd................................   248,000      30,964
    Hong Kong Aircraft Engineering Co., Ltd................     3,200      28,255
    Honma Golf, Ltd........................................    19,000      19,064
#   Huarong International Financial Holdings, Ltd..........   129,000      16,925
*   Huarong Investment Stock Corp., Ltd....................    35,000       1,912
    IGG, Inc...............................................   141,000     182,720
    International Housewares Retail Co., Ltd...............    77,000      19,445
    IT, Ltd................................................    78,000      51,365
    Jacobson Pharma Corp., Ltd.............................   130,000      30,669
    Johnson Electric Holdings, Ltd.........................    44,875     133,013

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                             SHARES   VALUE>>
                                                             ------- ----------
 HONG KONG -- (Continued)
     Karrie International Holdings, Ltd..................... 126,000 $   18,178
     Lifestyle International Holdings, Ltd.................. 131,500    261,790
     L'Occitane International SA............................  61,000    106,523
     Luk Fook Holdings International, Ltd...................  59,000    209,911
 #   Man Wah Holdings, Ltd.................................. 280,000    206,506
     Meilleure Health International Industry Group, Ltd..... 276,000     14,026
     Microport Scientific Corp..............................  66,000     76,277
     Modern Dental Group, Ltd...............................  40,000      9,538
     NagaCorp., Ltd......................................... 350,000    393,294
     Nameson Holdings, Ltd.................................. 112,000     19,150
 #   Nanfang Communication Holdings, Ltd....................  40,000     23,986
 *   NEW Concepts Holdings, Ltd.............................  48,000     21,343
 *   Nimble Holdings Co., Ltd............................... 120,000     16,659
     Pacific Textiles Holdings, Ltd......................... 137,000    114,947
     PC Partner Group, Ltd..................................  20,000     16,775
     Perfect Shape Beauty Technology, Ltd................... 104,000     30,393
     Pico Far East Holdings, Ltd............................ 138,000     57,164
 #*  Realord Group Holdings, Ltd............................ 100,000     58,863
 #   Regina Miracle International Holdings, Ltd.............  56,000     44,214
     Sa Sa International Holdings, Ltd...................... 196,425    104,855
     SITC International Holdings Co., Ltd................... 200,000    194,159
     SmarTone Telecommunications Holdings, Ltd..............  72,500     75,013
     Stella International Holdings, Ltd.....................  53,500     60,655
     SUNeVision Holdings, Ltd...............................  81,000     57,887
 *   Synergy Group Holdings International, Ltd.............. 106,000     19,623
 #   Television Broadcasts, Ltd.............................   5,000     15,523
 #   Texwinca Holdings, Ltd.................................  98,000     43,144
 #   TK Group Holdings, Ltd.................................  56,000     46,601
 #*  TOM Group, Ltd.........................................  96,000     27,672
     Tradelink Electronic Commerce, Ltd.....................  60,000      9,263
     Tsui Wah Holdings, Ltd................................. 108,000     13,083
     Union Medical Healthcare, Ltd..........................  36,000     23,569
 #   United Laboratories International Holdings, Ltd. (The). 110,000    104,897
     Value Partners Group, Ltd..............................  62,000     48,422
     Vitasoy International Holdings, Ltd.................... 134,000    477,464
 #   VPower Group International Holdings, Ltd............... 102,000     46,989
     VTech Holdings, Ltd....................................  28,900    323,907
     Wonderful Sky Financial Group Holdings, Ltd............  44,000      7,380
                                                                     ----------
 TOTAL HONG KONG............................................          5,279,718
                                                                     ----------
 IRELAND -- (0.3%)
 *   Datalex P.L.C..........................................   6,850     20,233
     Glanbia P.L.C..........................................  29,000    477,066
     Irish Continental Group P.L.C..........................  24,780    152,049
     Kingspan Group P.L.C...................................   1,729     80,292
                                                                     ----------
 TOTAL IRELAND..............................................            729,640
                                                                     ----------
 ISRAEL -- (0.7%)
     Arad, Ltd..............................................   1,080     10,330
 #*  Arko Holdings, Ltd.....................................  52,376     26,406
 *   AudioCodes, Ltd........................................   2,812     26,966
     Avgol Industries 1953, Ltd.............................  10,796     10,970
     Bet Shemesh Engines Holdings 1997, Ltd.................     961     21,718
 *   Cellcom Israel, Ltd....................................   9,208     52,637
     Danel Adir Yeoshua, Ltd................................     491     21,347
     Delek Automotive Systems, Ltd..........................   7,090     37,478
     Delta-Galil Industries, Ltd............................   1,655     47,833
     Direct Insurance Financial Investments, Ltd............   2,512     28,238

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                           SHARES   VALUE>>
                                                           ------- ----------
  ISRAEL -- (Continued)
      Electra Consumer Products 1970, Ltd.................     992 $    9,862
      Electra, Ltd........................................     310     71,574
  *   Energix-Renewable Energies, Ltd.....................  27,710     28,882
      FMS Enterprises Migun, Ltd..........................     713     19,715
  *   Gilat Satellite Networks, Ltd.......................   2,953     25,021
      Hadera Paper, Ltd...................................     472     33,743
      Hamlet Israel-Canada, Ltd...........................   1,063     25,763
      Hilan, Ltd..........................................   2,508     56,128
      IDI Insurance Co., Ltd..............................   1,510     91,547
      Inrom Construction Industries, Ltd..................  11,160     40,722
  *   Kamada, Ltd.........................................   4,867     27,397
      Kerur Holdings, Ltd.................................   1,026     26,891
      Klil Industries, Ltd................................     118     10,138
      Magic Software Enterprises, Ltd.....................   1,638     13,758
      Malam - Team, Ltd...................................     157     14,450
      Matrix IT, Ltd......................................   7,751     81,434
      Maytronics, Ltd.....................................   6,203     31,856
      Naphtha Israel Petroleum Corp., Ltd.................   5,494     31,584
  *   Nova Measuring Instruments, Ltd.....................   5,167    145,171
  *   NR Spuntech Industries, Ltd.........................   4,107     12,975
      One Software Technologies, Ltd......................     335     12,682
  *   Partner Communications Co., Ltd.....................  17,178     66,117
      Plasson Industries, Ltd.............................     442     18,728
      Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.   1,212     57,390
      Scope Metals Group, Ltd.............................   1,256     31,838
      Shapir Engineering and Industry, Ltd................  13,263     38,452
      Shikun & Binui, Ltd.................................  29,357     54,438
      Shufersal, Ltd......................................  15,467     93,436
  *   SodaStream International, Ltd.......................     491     42,310
  *   Suny Cellular Communication, Ltd....................  19,647      9,499
      Tadiran Holdings, Ltd...............................     394      9,586
                                                                   ----------
  TOTAL ISRAEL............................................          1,517,010
                                                                   ----------
  ITALY -- (4.4%)
      A2A SpA............................................. 224,860    412,485
      ACEA SpA............................................   8,143    128,704
      Amplifon SpA........................................  17,062    380,521
      Anima Holding SpA...................................   4,524     24,249
      Aquafil SpA.........................................     974     14,752
  *   Arnoldo Mondadori Editore SpA.......................  14,683     24,975
      Autogrill SpA.......................................  25,885    282,563
  #   Azimut Holding SpA..................................  23,546    394,569
      B&C Speakers SpA....................................   1,234     18,034
      Banca Farmafactoring SpA............................   8,366     52,197
      Banca Generali SpA..................................  11,426    307,565
  #   BE..................................................  22,330     23,912
      Biesse SpA..........................................   3,081    126,786
      Brembo SpA..........................................  29,404    402,461
      Brunello Cucinelli SpA..............................   5,795    240,577
  #   Carraro SpA.........................................   9,648     33,058
      Cerved Group SpA....................................  36,175    415,592
      Datalogic SpA.......................................   3,235    109,092
      De' Longhi SpA......................................  10,704    314,487
      DiaSorin SpA........................................   4,281    459,273
  *   Fiera Milano SpA....................................   3,050     16,719
      Fila SpA............................................   3,257     71,024
      FinecoBank Banca Fineco SpA.........................  79,655    934,068
  #   Gruppo MutuiOnline SpA..............................   4,182     67,128
      Industria Macchine Automatiche SpA..................   3,405    285,925

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                           SHARES  VALUE>>
                                                           ------ ----------
    ITALY -- (Continued)
        Interpump Group SpA............................... 13,293 $  417,865
    #*  Juventus Football Club SpA........................ 65,190     66,395
        Maire Tecnimont SpA............................... 25,952    134,299
        MARR SpA..........................................  6,363    171,494
    #*  Mediaset SpA...................................... 82,518    279,379
        Moncler SpA.......................................  8,902    392,343
    #*  Mondo TV SpA......................................  2,941     15,149
        Piaggio & C SpA................................... 23,881     62,947
        Prima Industrie SpA...............................    700     29,721
        Prysmian SpA...................................... 38,308    978,559
        RAI Way SpA....................................... 17,680    100,412
        Reno de Medici SpA................................ 33,911     41,153
        Reply SpA.........................................  3,989    269,436
    *   Rizzoli Corriere Della Sera Mediagroup SpA........ 15,992     20,002
        Sabaf SpA.........................................  2,249     42,577
        SAES Getters SpA..................................  1,916     47,786
        Salvatore Ferragamo SpA...........................  9,134    210,891
        Saras SpA......................................... 78,576    188,128
    *   Sogefi SpA........................................  8,295     20,619
        SOL SpA...........................................  4,287     54,354
        Technogym SpA..................................... 18,980    206,642
        Tecnoinvestimenti SpA.............................  1,877     12,404
        Unieuro SpA.......................................  1,241     16,572
        Zignago Vetro SpA.................................  4,668     44,489
                                                                  ----------
    TOTAL ITALY...........................................         9,364,332
                                                                  ----------
    JAPAN -- (22.9%)
        A&D Co., Ltd......................................  2,600     24,400
        Abist Co., Ltd....................................    400     16,599
        Adastria Co., Ltd.................................  5,100     64,526
        Ad-sol Nissin Corp................................  1,300     19,185
    #   Adtec Plasma Technology Co., Ltd..................  1,200     15,701
        Advance Create Co., Ltd...........................  1,900     38,548
    #   Advanex, Inc......................................    400      7,651
    #   Advantage Risk Management Co., Ltd................  1,800     18,241
        Adventure, Inc....................................    900     67,368
        Aeon Delight Co., Ltd.............................  3,700    135,426
        Aeon Fantasy Co., Ltd.............................  1,600     70,984
        Aeon Hokkaido Corp................................  3,300     23,769
    #   Aeria, Inc........................................  1,700     21,073
        Ai Holdings Corp..................................  6,800    150,883
        Aica Kogyo Co., Ltd...............................  1,200     44,320
        AIT Corp..........................................  2,100     20,630
        Ajis Co., Ltd.....................................  1,000     31,120
    #   Akatsuki, Inc.....................................  1,300     49,414
    #*  Akebono Brake Industry Co., Ltd................... 18,300     45,409
        Albis Co., Ltd....................................  1,100     30,921
        Alconix Corp......................................  3,900     60,171
    #*  Allied Telesis Holdings KK........................ 11,300     12,737
        Altech Corp.......................................  3,700     78,271
        Amano Corp........................................ 10,400    213,943
        Amiyaki Tei Co., Ltd..............................    800     31,911
        Amuse, Inc........................................  2,300     66,003
        Anest Iwata Corp..................................  6,500     64,714
        Anicom Holdings, Inc..............................  3,200    135,273
        Aoyama Zaisan Networks Co., Ltd...................  2,300     42,890
    #   Apaman Co., Ltd...................................  3,000     29,177
        Arata Corp........................................  2,000    107,903
        Arcland Service Holdings Co., Ltd.................  2,800     52,877

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                            SHARES VALUE>>
                                                            ------ --------
     JAPAN -- (Continued)
         Arealink Co., Ltd.................................  1,000 $ 29,601
     *   Arrk Corp......................................... 12,300   12,325
         ArtSpark Holdings, Inc............................  1,500   14,603
         Asahi Co., Ltd....................................  1,700   20,986
     #   Asrapport Dining Co., Ltd.........................  4,100   20,274
     #   Asukanet Co., Ltd.................................  1,900   25,635
         Ateam, Inc........................................  2,300   48,409
         Atom Corp......................................... 16,900  153,772
     #*  Atrae, Inc........................................    600   12,548
         Aucnet, Inc.......................................    600    8,970
         Avex, Inc.........................................  4,600   63,148
         Axial Retailing, Inc..............................  2,700   98,835
         Baroque Japan, Ltd................................  1,700   15,013
         BayCurrent Consulting, Inc........................  2,800   82,422
     *   Beaglee, Inc......................................  1,000   13,943
         Beauty Garage, Inc................................    200    3,938
         Beenos, Inc.......................................  2,700   41,609
         Belc Co., Ltd.....................................  2,100  100,913
         Bell System24 Holdings, Inc.......................  7,200  127,294
         Benefit One, Inc..................................  5,400  155,231
     *   Bengo4.com, Inc...................................  1,400   36,161
     #   Billing System Corp...............................    100    5,123
     #   B-Lot Co., Ltd....................................    400    5,433
         BML, Inc..........................................  4,000  100,174
         Bourbon Corp......................................  2,000   47,215
         BP Castrol K.K....................................  2,300   33,459
     #   Br Holdings Corp..................................  6,000   26,135
     #*  BrainPad, Inc.....................................  1,000   39,861
         Broadleaf Co., Ltd................................ 17,100  103,565
     *   Broadmedia Corp................................... 11,800    6,991
         BRONCO BILLY Co., Ltd.............................  1,400   44,337
         Business Brain Showa-Ota, Inc.....................  1,100   21,368
         Can Do Co., Ltd...................................  2,200   33,632
         Capital Asset Planning, Inc.......................    400   26,544
     #   Career Co., Ltd...................................    500    9,082
         Career Design Center Co., Ltd.....................  1,000   18,216
         CareerIndex, Inc..................................  1,400   17,245
         Central Automotive Products, Ltd..................  2,600   42,448
         Central Sports Co., Ltd...........................  1,300   46,391
     #   Ceres, Inc........................................  1,300   17,978
     #   Chikaranomoto Holdings Co., Ltd...................  1,900   22,245
         CHIMNEY Co., Ltd..................................  1,500   39,148
         Chubu Shiryo Co., Ltd.............................  1,100   15,980
         Ci:z Holdings Co., Ltd............................  1,900   84,310
         CKD Corp..........................................  9,900  151,899
         CK-San-Etsu Co., Ltd..............................    500   16,487
     #   Clarion Co., Ltd.................................. 26,000   68,924
         CMIC Holdings Co., Ltd............................  2,100   47,028
         cocokara fine, Inc................................  3,200  187,802
         COLOPL, Inc.......................................  2,300   15,144
         Colowide Co., Ltd................................. 10,800  273,333
         Computer Engineering & Consulting, Ltd............  4,000   79,460
         Comture Corp......................................  1,900   61,666
         CONEXIO Corp......................................  3,900   77,798
     #   COOKPAD, Inc...................................... 12,400   53,632
         Core Corp.........................................    900   10,618
         Cota Co., Ltd.....................................  1,760   22,782
         CRE, Inc..........................................  1,600   13,738
     #   Create Restaurants Holdings, Inc..................  7,000   84,163

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                            SHARES VALUE>>
                                                            ------ --------
     JAPAN -- (Continued)
         Create SD Holdings Co., Ltd.......................  5,000 $124,359
         Creek & River Co., Ltd............................  2,400   24,811
         Cresco, Ltd.......................................  1,400   41,590
         CTS Co., Ltd......................................  4,000   39,035
     #*  Cyberstep, Inc....................................    900   16,892
         Cybozu, Inc.......................................  5,000   24,427
         D.A. Consortium Holdings, Inc.....................  5,000  120,897
         Dai Nippon Toryo Co., Ltd.........................  3,800   48,373
         Daihen Corp....................................... 15,000   95,811
         Dai-Ichi Cutter Kogyo K.K.........................  1,000   20,475
     #   Daiichi Kigenso Kagaku-Kogyo Co., Ltd.............  3,000   32,072
         Daiken Corp.......................................  2,400   53,716
         Daiken Medical Co., Ltd...........................  3,200   23,485
         Daiki Axis Co., Ltd...............................  1,100   11,365
         Daiko Denshi Tsushin, Ltd.........................  1,200    7,231
         Daikokutenbussan Co., Ltd.........................  1,000   44,339
         Daikyonishikawa Corp..............................  6,200   92,136
     #   Daio Paper Corp...................................  9,000  124,044
         Daiohs Corp.......................................  1,200   14,935
         Daiseki Co., Ltd..................................  6,100  167,393
         Daito Pharmaceutical Co., Ltd.....................  2,000   62,889
         Daitron Co., Ltd..................................  1,900   36,940
         Daiwabo Holdings Co., Ltd.........................  3,100  160,507
         Daiyu Lic Holdings Co., Ltd.......................    900    9,763
     #   DD Holdings Co., Ltd..............................    500   13,327
     #   Dear Life Co., Ltd................................  3,500   16,443
         Densan System Co., Ltd............................    600   11,530
     #   Designone Japan, Inc..............................  1,700   15,643
         Dexerials Corp....................................  8,200   81,262
         Digital Arts, Inc.................................  2,100  100,659
     #   Digital Hearts Holdings Co., Ltd..................  2,800   36,761
     #   Digital Information Technologies Corp.............  1,000   10,066
         Dip Corp..........................................  5,900  150,044
         DKS Co., Ltd......................................  8,000   55,674
     #   DMG Mori Co., Ltd................................. 20,700  317,844
     #   Double Standard, Inc..............................    600   18,453
         Dream Incubator, Inc..............................    700   14,182
     *   Drecom Co., Ltd...................................  1,600   11,905
         DTS Corp..........................................  3,200  121,742
         Dvx, Inc..........................................  1,700   21,756
         Eagle Industry Co., Ltd...........................  3,600   58,377
     #   Earth Corp........................................  2,300  116,123
     #   EAT&Co, Ltd.......................................    600    9,712
         Eco's Co., Ltd....................................    900   14,187
     #   EF-ON, Inc........................................  1,919   24,216
         eGuarantee, Inc...................................  2,200   48,000
     #   E-Guardian, Inc...................................  1,300   33,183
         Eiken Chemical Co., Ltd...........................  5,800  126,924
         Elan Corp.........................................  1,200   36,573
         Elecom Co., Ltd...................................  3,500   83,207
         EM Systems Co., Ltd...............................  4,000   44,559
     #*  Eneres Co., Ltd...................................  6,400   27,707
     *   Enigmo, Inc.......................................  1,500   19,410
     #*  Enshu, Ltd........................................ 14,000   17,447
     #   EPCO Co., Ltd.....................................    700    8,648
         EPS Holdings, Inc.................................  5,300  101,407
     #   ES-Con Japan, Ltd.................................  8,800   57,675
     #*  Escrow Agent Japan Co., Ltd.......................  3,500   14,163
         F&M Co., Ltd......................................  1,000    9,229

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                            SHARES VALUE>>
                                                            ------ --------
     JAPAN -- (Continued)
         F@N Communications, Inc...........................  9,900 $ 61,974
         FCC Co., Ltd......................................  4,700  138,098
     #*  FDK Corp.......................................... 17,000   29,940
         Feed One Co., Ltd................................. 20,300   40,478
         Ferrotec Holdings Corp............................  6,500   97,169
     #*  FFRI, Inc.........................................    600   13,343
         Financial Products Group Co., Ltd................. 12,800  155,306
     #   FINDEX, Inc.......................................  2,300   15,171
         First Brothers Co., Ltd...........................    400    4,800
     #   First-corp, Inc...................................  1,200   12,169
     #   Fixstars Corp.....................................  4,000   54,920
         Forval Corp.......................................  1,800   14,557
     #   Freebit Co., Ltd..................................  2,100   19,575
         FTGroup Co., Ltd..................................  1,500   20,590
         Fudo Tetra Corp................................... 31,400   57,075
         Fuji Corp. (6163543)..............................  1,300   31,020
         Fuji Kyuko Co., Ltd...............................  4,300  130,621
         Fuji Oil Holdings, Inc............................  2,600   85,600
         Fuji Pharma Co., Ltd..............................  3,800   66,133
         Fuji Seal International, Inc......................  8,100  303,704
         Fujibo Holdings, Inc..............................  1,800   50,391
         Fujimori Kogyo Co., Ltd...........................  1,300   43,959
         Fujio Food System Co., Ltd........................  2,200   39,023
     #   Fujita Kanko, Inc.................................  1,600   45,075
         Fujitsu General, Ltd.............................. 11,600  178,616
         Fukuda Denshi Co., Ltd............................  1,300   86,558
         Fukui Computer Holdings, Inc......................  1,800   32,311
         Fukushima Industries Corp.........................  2,200  108,570
     *   Full Speed, Inc...................................  2,300   16,764
         FULLCAST Holdings Co., Ltd........................  5,400  135,296
     #   Fumakilla, Ltd....................................  1,499   25,530
         Funai Soken Holdings, Inc.........................  6,630  144,739
     #   Furukawa Battery Co., Ltd. (The)..................  4,000   32,917
         Furyu Corp........................................  1,300   11,221
         Fuso Chemical Co., Ltd............................  3,600   92,194
         Futaba Industrial Co., Ltd........................ 10,200   59,697
         Future Corp.......................................  5,500   76,099
         G-7 Holdings, Inc.................................  1,200   29,933
         Gakkyusha Co., Ltd................................  1,800   29,830
         Gakujo Co., Ltd...................................    900   11,740
         Genki Sushi Co., Ltd..............................  1,000   29,935
         Genky DrugStores Co., Ltd.........................  1,200   41,604
         Geo Holdings Corp.................................  4,800   60,503
         Geostr Corp.......................................  1,800    9,701
     #   Giken, Ltd........................................  3,100   72,832
         Global, Ltd. (The)................................  2,200   15,464
     #   GLOBERIDE, Inc....................................  2,100   69,208
         Glory, Ltd........................................  5,100  149,916
         GMO Cloud K.K.....................................    700   18,167
         GMO Financial Holdings, Inc.......................  2,900   23,115
     #   Gokurakuyu Holdings Co., Ltd......................  3,100   19,544
         Goldwin, Inc......................................  2,200  156,524
     #   Golf Digest Online, Inc...........................  2,100   18,161
         GS Yuasa Corp..................................... 61,000  285,562
     #*  Gunosy, Inc.......................................  2,200   36,082
         Gurunavi, Inc.....................................  4,700   42,464
         HABA Laboratories, Inc............................    500   47,495
         Hagihara Industries, Inc..........................  1,600   27,864
         Hakudo Co., Ltd...................................  1,700   33,022

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                            SHARES VALUE>>
                                                            ------ --------
     JAPAN -- (Continued)
         Halows Co., Ltd...................................  1,300 $ 30,009
         Hamakyorex Co., Ltd...............................  1,800   62,415
         Hamee Corp........................................  1,100   14,249
         Handsman Co., Ltd.................................    700    8,135
         HANEDA ZENITH HOLDINGS Co., Ltd...................  5,300   15,462
     #   Harada Industry Co., Ltd..........................  2,000   14,708
         Hazama Ando Corp.................................. 26,700  212,100
     #   Helios Techno Holdings Co., Ltd...................  4,900   33,249
         Hibino Corp.......................................  1,000   12,543
         Hiday Hidaka Corp.................................  4,377   93,261
         Hinokiya Group Co., Ltd...........................  1,400   39,223
         Hioki EE Corp.....................................  1,800   73,355
     #   Hiramatsu, Inc....................................  6,500   28,221
     #   Hirano Tecseed Co., Ltd...........................  2,000   50,089
     #   Hirata Corp.......................................  1,600  107,092
         Hirose Tusyo, Inc.................................    400   10,755
         HIS Co., Ltd......................................  7,000  211,704
         Hito Communications, Inc..........................  1,300   20,914
         Hochiki Corp......................................  3,000   56,023
         Hoden Seimitsu Kako Kenkyusho Co., Ltd............    500    7,714
         Hokuetsu Industries Co., Ltd......................  4,000   38,983
         Hokuto Corp.......................................  2,600   46,256
     #   Honda Tsushin Kogyo Co., Ltd......................  3,000   22,598
         Hoosiers Holdings.................................  2,700   18,581
         Hosokawa Micron Corp..............................  1,300   84,735
     #   Hotland Co., Ltd..................................  1,300   14,425
     #*  Hotto Link, Inc...................................  2,500   23,203
     #   House Do Co., Ltd.................................  1,000   22,446
         I K K, Inc........................................  2,000   15,046
     #   I.K Co., Ltd......................................    800   15,302
         IBJ, Inc..........................................  2,900   17,111
         Ichibanya Co., Ltd................................  2,464  105,434
         Ichigo, Inc....................................... 41,000  182,921
         Ichiken Co., Ltd..................................    599   14,049
         Ichikoh Industries, Ltd...........................  7,000   93,030
         Ichinen Holdings Co., Ltd.........................  1,400   18,372
         Ichiyoshi Securities Co., Ltd.....................  6,600   64,817
         Idec Corp.........................................  4,900   98,427
         IDOM, Inc......................................... 12,200   44,544
         Ihara Science Corp................................  1,100   22,326
         Imagica Robot Holdings, Inc.......................  3,200   26,650
         Imuraya Group Co., Ltd............................  1,400   44,988
         I-Net Corp........................................  1,540   27,258
         Infocom Corp......................................  2,500   68,590
     #   Infomart Corp..................................... 17,900  224,575
         Information Development Co........................  1,100   13,151
         Information Services International-Dentsu, Ltd....    700   20,236
         Insource Co., Ltd.................................  1,600   35,355
         Intage Holdings, Inc..............................  6,000   62,330
     #   Inter Action Corp.................................  2,500   38,836
         Internet Initiative Japan, Inc....................  4,900   95,697
         IR Japan Holdings, Ltd............................    500   17,486
         Iriso Electronics Co., Ltd........................  3,600  210,973
         I'rom Group Co., Ltd..............................  1,400   24,333
     *   Ishii Hyoki Co., Ltd..............................    800    5,824
         Isolite Insulating Products Co., Ltd..............  1,000    6,679
     #   Istyle, Inc.......................................  7,300   93,804
     *   ITbook Co., Ltd...................................  2,300   11,273
         Itfor, Inc........................................  3,200   35,196

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                            SHARES VALUE>>
                                                            ------ --------
     JAPAN -- (Continued)
         Itochu Enex Co., Ltd..............................  6,800 $ 66,190
     *   Itokuro, Inc......................................    800   44,791
         Iwatani Corp......................................  6,100  206,619
         JAC Recruitment Co., Ltd..........................  3,100   66,423
         Jalux, Inc........................................  1,300   36,625
         Jamco Corp........................................  1,600   35,432
         Japan Aviation Electronics Industry, Ltd..........  7,000  121,091
         Japan Best Rescue System Co., Ltd.................  2,700   21,058
         Japan Elevator Service Holdings Co., Ltd..........    500   12,501
         Japan Investment Adviser Co., Ltd.................  2,600  122,004
         Japan Lifeline Co., Ltd...........................  8,400  181,581
         Japan Material Co., Ltd........................... 10,200  142,800
     #   Japan Meat Co., Ltd...............................  1,300   24,540
         Japan Medical Dynamic Marketing, Inc..............  4,300   40,780
         Japan Property Management Center Co., Ltd.........  2,000   23,954
         Japan Steel Works, Ltd. (The)..................... 10,700  263,802
         JCR Pharmaceuticals Co., Ltd......................  2,800  134,471
         JCU Corp..........................................  3,800   99,334
         Jeol, Ltd......................................... 14,000  139,502
     #*  JIG-SAW, Inc......................................    600   16,484
     #   JINS, Inc.........................................  2,700  152,353
         Joshin Denki Co., Ltd.............................  2,600   78,847
         JP-Holdings, Inc.................................. 12,900   41,369
         JSP Corp..........................................  2,000   50,927
         Juki Corp.........................................  5,199   54,207
         Justsystems Corp..................................  6,300  127,784
         kabu.com Securities Co., Ltd...................... 25,100   83,520
         Kadoya Sesame Mills, Inc..........................    600   31,711
         Kakiyasu Honten Co., Ltd..........................  1,900   44,802
     #   Kamakura Shinsho, Ltd.............................  1,000   32,455
     #   Kameda Seika Co., Ltd.............................  2,300  117,598
         Kanamic Network Co., Ltd..........................    600   11,135
         Kanamoto Co., Ltd.................................  4,400  137,197
         Kanematsu Electronics, Ltd........................  2,200   72,089
         Kanto Denka Kogyo Co., Ltd........................  8,200   76,978
         Kappa Create Co., Ltd.............................  5,200   63,319
         Kawai Musical Instruments Manufacturing Co., Ltd..  1,000   42,839
         KeePer Technical Laboratory Co., Ltd..............  1,500   16,222
         Kenko Mayonnaise Co., Ltd.........................  2,300   70,578
         KFC Holdings Japan, Ltd...........................  1,900   33,804
         KH Neochem Co., Ltd...............................  4,500  145,136
     *   KI Holdings Co., Ltd..............................  3,000   12,595
     *   Kintetsu Department Store Co., Ltd................  2,000   71,349
         Kintetsu World Express, Inc.......................  5,700  115,009
         Kirindo Holdings Co., Ltd.........................    800   16,285
         Ki-Star Real Estate Co., Ltd......................  1,600   39,437
     #   Kitanotatsujin Corp............................... 12,300   69,345
         Kito Corp.........................................  4,300   80,354
         Kitz Corp......................................... 13,000  115,126
     #   KLab, Inc.........................................  5,700   65,695
     *   KNT-CT Holdings Co., Ltd..........................  2,300   30,781
         Kobe Bussan Co., Ltd..............................  2,600  128,492
         Kobelco Eco-Solutions Co., Ltd....................    600   10,079
         KOMEDA Holdings Co., Ltd..........................  7,800  149,854
         Konishi Co., Ltd..................................  1,800   29,840
     #   Konoshima Chemical Co., Ltd.......................    700    4,846
         Koshidaka Holdings Co., Ltd.......................  7,600   87,625
         Kotobuki Spirits Co., Ltd.........................  3,900  182,345
     #   Kourakuen Holdings Corp...........................  1,800   26,053

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                            SHARES VALUE>>
                                                            ------ --------
     JAPAN -- (Continued)
         Kozo Keikaku Engineering, Inc.....................    500 $  9,519
         KRS Corp..........................................    500   13,633
         Kumagai Gumi Co., Ltd.............................  6,000  210,134
         Kura Corp.........................................  1,900  114,684
         Kushikatsu Tanaka Holdings Co.....................    300    8,413
         Kusuri no Aoki Holdings Co., Ltd..................  2,500  183,514
     #   Kyoden Co., Ltd...................................  5,000   24,616
         Kyokuyo Co., Ltd..................................  1,800   56,155
         Kyoritsu Maintenance Co., Ltd.....................  5,320  264,145
     #   LAC Co., Ltd......................................  2,200   34,387
     #*  LAND Co., Ltd..................................... 24,100    2,805
         Lasertec Corp.....................................  6,900  204,551
         LEC, Inc..........................................  2,200   94,405
         Leopalace21 Corp.................................. 39,200  215,400
         Life Corp.........................................  2,800   66,871
         LIFULL Co., Ltd...................................  9,300   58,421
     #   Like Co., Ltd.....................................  1,800   26,207
         Linical Co., Ltd..................................  2,500   55,653
         Link And Motivation, Inc.......................... 13,100  148,726
     #*  Litalico, Inc.....................................    800   12,565
         Luckland Co., Ltd.................................    700   17,234
     *   M&A Capital Partners Co., Ltd.....................  1,300   81,969
         Macromill, Inc....................................  1,600   37,636
         Maeda Kosen Co., Ltd..............................  3,300   63,622
         Mamezou Holdings Co., Ltd.........................  2,600   23,855
         Mani, Inc.........................................  4,300  185,328
         MarkLines Co., Ltd................................  1,700   30,847
         Maruha Nichiro Corp...............................  7,200  267,867
     #   Marumae Co., Ltd..................................    600    6,431
         Maruwa Co., Ltd...................................  1,700  131,007
         Maruwa Unyu Kikan Co., Ltd........................  2,200   74,454
         Maruzen Co., Ltd..................................  1,000   19,796
         Marvelous, Inc....................................  6,100   46,491
         Matching Service Japan Co., Ltd...................    500   30,499
         Matsuya Foods Co., Ltd............................  1,200   39,622
         MCJ Co., Ltd...................................... 11,800   87,227
     #   MEC Co., Ltd......................................  3,900   80,108
     #   Media Do Holdings Co., Ltd........................    900   18,595
     #*  Medical Data Vision Co., Ltd......................  3,200   48,221
         Medical System Network Co., Ltd...................  5,500   22,460
         Medius Holdings Co., Ltd..........................  1,800   15,748
     #   Megachips Corp....................................  3,400   77,640
         Megmilk Snow Brand Co., Ltd.......................  6,800  169,669
         Meidensha Corp.................................... 29,000  109,141
         Meiji Shipping Co., Ltd...........................  5,700   21,050
         Meiko Electronics Co., Ltd........................  4,200   87,848
         Meiko Network Japan Co., Ltd......................    400    4,045
         Meitec Corp.......................................  4,400  218,553
         Menicon Co., Ltd..................................  4,200  108,160
     #   Mercuria Investment Co., Ltd......................  1,700   16,848
     #   Mesco, Inc........................................  1,000   11,284
         Micronics Japan Co., Ltd..........................  2,200   18,879
         Mie Kotsu Group Holdings, Inc.....................  6,300   33,094
         Milbon Co., Ltd...................................  4,260  210,420
         Mimaki Engineering Co., Ltd.......................  2,700   22,166
         Miraca Holdings, Inc..............................  9,100  264,466
         Miroku Jyoho Service Co., Ltd.....................  3,700   89,326
         Mitani Corp.......................................    400   18,642
         Mitsubishi Logisnext Co., Ltd.....................  4,700   58,019

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                              SHARES VALUE>>
                                                              ------ --------
  JAPAN -- (Continued)
      Mitsubishi Research Institute, Inc.....................  1,100 $ 42,459
      Mizuho Medy Co., Ltd...................................  1,000   20,756
  #   Mobile Factory, Inc....................................  1,000   15,727
      Monogatari Corp. (The).................................    800   73,746
      MORESCO Corp...........................................    700   10,694
  #   Mori-Gumi Co., Ltd.....................................  3,400   12,626
      Morinaga Milk Industry Co., Ltd........................  5,800  191,229
      Morita Holdings Corp...................................  5,400  110,389
      Morozoff, Ltd..........................................    600   36,115
      MrMax Holdings, Ltd....................................  2,500   14,392
      MTI, Ltd...............................................  7,300   40,664
      Mugen Estate Co., Ltd..................................  2,600   25,339
  #   m-up, Inc..............................................  1,400   29,560
      Musashi Seimitsu Industry Co., Ltd.....................  3,800  129,359
  #*  Mynet, Inc.............................................    800    8,554
      N Field Co., Ltd.......................................  2,600   39,560
  #   Nachi-Fujikoshi Corp...................................  3,000  140,396
      Nagatanien Holdings Co., Ltd...........................  4,000   54,091
      Nagawa Co., Ltd........................................  1,100   45,299
      Naigai Trans Line, Ltd.................................  1,400   18,960
      Nakamoto Packs Co., Ltd................................    400    7,077
  *   Nakamura Choukou Co., Ltd..............................    200    3,893
      ND Software Co., Ltd...................................  1,000   10,716
      NET One Systems Co., Ltd............................... 16,100  351,402
  #*  New Japan Radio Co., Ltd...............................  4,000   28,457
  #   Newton Financial Consulting, Inc.......................    900   17,720
  #   Nextage Co., Ltd.......................................  5,000   36,804
      Nexyz Group Corp.......................................  1,200   18,380
      Nichias Corp........................................... 20,000  247,617
      Nichiban Co., Ltd......................................  2,000   53,746
      Nichiha Corp...........................................  4,600  169,305
      NichiiGakkan Co., Ltd..................................  6,700   75,805
  #   Nichi-iko Pharmaceutical Co., Ltd......................  5,700   81,127
      Nichirin Co., Ltd......................................  1,900   41,300
      Nihon Chouzai Co., Ltd.................................  1,200   31,895
      Nihon Flush Co., Ltd...................................  1,100   23,344
  #   Nihon House Holdings Co., Ltd..........................  7,400   38,879
      Nihon Parkerizing Co., Ltd............................. 16,100  239,181
      Nihon Unisys, Ltd......................................  5,700  131,572
      Nippon Air Conditioning Services Co., Ltd..............  3,200   23,842
      Nippon Aqua Co., Ltd...................................  2,200    7,166
      Nippon Carbon Co., Ltd.................................  1,500   86,352
      Nippon Chemiphar Co., Ltd..............................    500   20,736
      Nippon Commercial Development Co., Ltd.................  2,300   38,172
      Nippon Computer Dynamics Co., Ltd......................  1,500   16,136
      Nippon Concept Corp....................................  1,100   13,446
      Nippon Gas Co., Ltd....................................  2,900  140,597
  #   Nippon Kodoshi Corp....................................  1,300   35,277
  #   Nippon Parking Development Co., Ltd.................... 35,900   56,843
  #*  Nippon Sharyo, Ltd..................................... 13,000   35,199
      Nippon Suisan Kaisha, Ltd.............................. 42,200  207,556
      Nippon Systemware Co., Ltd.............................  1,600   29,037
      Nippon Valqua Industries, Ltd..........................  2,300   75,946
      Nipro Corp............................................. 16,300  199,152
      Nishio Rent All Co., Ltd...............................  2,700   85,646
  #   Nissei ASB Machine Co., Ltd............................  1,600   86,742
  #   Nissei Build Kogyo Co., Ltd............................  5,000   53,219
      Nissin Electric Co., Ltd...............................  6,900   59,779
      Nitto Boseki Co., Ltd..................................  4,400  109,406

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES VALUE>>
                                                                 ------ --------
JAPAN -- (Continued)
    Nittoc Construction Co., Ltd................................  1,900 $ 12,083
    Nittoku Engineering Co., Ltd................................  2,900   79,923
#   nms Holdings Co.............................................  2,400   13,682
    Noevir Holdings Co., Ltd....................................  2,400  157,911
    NOF Corp....................................................  9,100  299,914
    Nohmi Bosai, Ltd............................................  1,700   33,986
    Nojima Corp.................................................  5,000  102,719
#   Nomura Co., Ltd.............................................  7,300  155,844
    NS Tool Co., Ltd............................................  1,500   39,511
    NSD Co., Ltd................................................  6,400  137,636
    NuFlare Technology, Inc.....................................    700   43,081
#   OAK Capital Corp............................................  8,400   15,628
    Oat Agrio Co., Ltd..........................................    400   13,095
    Obara Group, Inc............................................  2,200  129,526
    Ochi Holdings Co., Ltd......................................  1,100   14,046
    Oenon Holdings, Inc.........................................  8,700   35,527
    Ohashi Technica, Inc........................................    200    3,159
    Ohsho Food Service Corp.....................................  2,100  124,727
#   Okada Aiyon Corp............................................    700   10,461
    Okamoto Industries, Inc.....................................  8,000   91,960
    Okamoto Machine Tool Works, Ltd.............................    900   29,817
    Okinawa Cellular Telephone Co...............................  1,900   72,846
    Ootoya Holdings Co., Ltd....................................  1,500   29,630
#*  Open Door, Inc..............................................  1,200   23,029
#   OPT Holding, Inc............................................  2,700   59,046
    Optex Group Co., Ltd........................................  5,420  159,681
#*  Optim Corp..................................................    800   22,532
    Oro Co., Ltd................................................    500   18,885
    OSAKA Titanium Technologies Co., Ltd........................  3,600   52,004
    OSG Corp.................................................... 13,600  306,000
    OSJB Holdings Corp.......................................... 23,600   58,380
    Outsourcing, Inc............................................ 13,500  291,246
    Pack Corp. (The)............................................    200    6,364
    PAL GROUP Holdings Co., Ltd.................................  2,600   61,287
#   PAPYLESS Co., Ltd...........................................    400    6,961
    Paraca, Inc.................................................    700   16,782
    Paramount Bed Holdings Co., Ltd.............................  2,700  114,384
#   Pasona Group, Inc...........................................  3,300   56,255
    PCI Holdings Inc/JP.........................................    900   24,895
    Penta-Ocean Construction Co., Ltd........................... 46,100  290,472
#   Pepper Food Service Co., Ltd................................  2,500   91,608
#*  Phil Co., Inc...............................................    400   19,834
    PIA Corp....................................................    900   44,337
    Pilot Corp..................................................  6,600  381,046
    Piolax, Inc.................................................  4,800  116,654
#   Plenus Co., Ltd.............................................  2,800   45,270
    Poletowin Pitcrew Holdings, Inc.............................  4,300  102,311
    Pressance Corp..............................................  6,400   97,417
    Prestige International, Inc................................. 10,500  122,492
    Prima Meat Packers, Ltd..................................... 24,000  120,672
    Pro-Ship, Inc...............................................    600   13,313
    Proto Corp..................................................  2,300   28,296
    PS Mitsubishi Construction Co., Ltd.........................  4,100   22,234
#   Punch Industry Co., Ltd.....................................  3,100   29,818
    Qol Co., Ltd................................................  3,100   51,067
    Quick Co., Ltd..............................................  2,000   32,036
#   Raccoon Co., Ltd............................................  3,500   15,864
    Raito Kogyo Co., Ltd........................................  5,300   58,146
    Rakus Co., Ltd..............................................  3,400   54,447

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES VALUE>>
                                                                 ------ --------
JAPAN -- (Continued)
    Rasa Industries, Ltd........................................  1,000 $ 25,623
#   Raysum Co., Ltd.............................................  2,700   42,274
#   RECOMM Co., Ltd............................................. 11,900   26,848
#*  Refinverse, Inc.............................................    900   22,399
    Renaissance, Inc............................................  1,900   41,035
*   RENOVA, Inc.................................................  2,100   39,881
#   Resol Holdings Co., Ltd.....................................    500   19,470
    Resorttrust, Inc............................................ 13,800  253,123
    Rheon Automatic Machinery Co., Ltd..........................  3,100   52,025
    Ride On Express Holdings Co., Ltd...........................  1,500   23,053
#   Ringer Hut Co., Ltd.........................................  3,800   81,422
    Riso Kyoiku Co., Ltd........................................  9,600   74,727
    Rock Field Co., Ltd.........................................  3,300   54,329
    Rokko Butter Co., Ltd.......................................  2,400   49,861
    Roland DG Corp..............................................  2,400   56,085
#   Rorze Corp..................................................  2,100   42,952
    Round One Corp.............................................. 12,200  181,659
    Royal Holdings Co., Ltd.....................................  4,500  119,027
    RS Technologies Co., Ltd....................................  1,000   60,559
    S Foods, Inc................................................  2,300   90,481
#   S&B Foods, Inc..............................................    400   36,206
    Sac's Bar Holdings, Inc.....................................  2,600   22,618
    Sagami Rubber Industries Co., Ltd...........................  2,000   45,655
    Saison Information Systems Co., Ltd.........................  1,200   14,408
    Saizeriya Co., Ltd..........................................  5,600  116,049
    Sakai Moving Service Co., Ltd...............................  1,900  100,551
    Sakura Internet, Inc........................................  3,800   25,437
    SAMTY Co., Ltd..............................................  2,500   44,238
    San-A Co., Ltd..............................................  3,000  137,947
    Sanei Architecture Planning Co., Ltd........................  1,600   28,374
#*  Sanix, Inc..................................................  9,100   30,184
    Sanken Electric Co., Ltd.................................... 20,000  108,807
    Sanyo Denki Co., Ltd........................................  1,500   82,197
    Sanyo Trading Co., Ltd......................................  1,700   31,466
    Sapporo Holdings, Ltd....................................... 10,000  241,885
    Sato Holdings Corp..........................................  4,300  125,877
    Sawai Pharmaceutical Co., Ltd...............................  6,400  302,563
    SBS Holdings, Inc...........................................  3,500   41,743
    Scala, Inc..................................................  3,700   35,654
    Seed Co., Ltd...............................................  3,000   57,796
    Seiren Co., Ltd.............................................  8,200  147,206
    Senko Group Holdings Co., Ltd............................... 12,800  100,738
#   SFP Holdings Co., Ltd.......................................  1,900   31,597
    Shibaura Electronics Co., Ltd...............................  1,400   59,396
    Shibaura Mechatronics Corp..................................  6,000   20,699
    Shibuya Corp................................................  2,700   86,839
    Shidax Corp.................................................  2,700    9,888
#*  SHIFT, Inc..................................................  1,200   51,762
    Shinnihon Corp..............................................  4,300   54,453
    Shinoken Group Co., Ltd.....................................  4,600   81,150
#   Shinwa Co., Ltd.............................................  1,400   30,965
    Ship Healthcare Holdings, Inc...............................  7,200  279,963
#   Shoei Co., Ltd..............................................  2,000   85,596
    Shoei Foods Corp............................................  2,400   83,163
#   Shoko Co., Ltd..............................................    400    3,257
    Showa Corp..................................................  8,700  146,324
    Showa Sangyo Co., Ltd.......................................  3,000   79,088
    Showa Shinku Co., Ltd.......................................    500    8,313
#   SIGMAXYZ, Inc...............................................  2,800   34,884

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES VALUE>>
                                                                 ------ --------
JAPAN -- (Continued)
#   Siix Corp...................................................  5,600 $127,985
    Sinfonia Technology Co., Ltd................................ 22,000   77,043
    Sinko Industries, Ltd.......................................  3,000   55,297
    SK-Electronics Co., Ltd.....................................  1,200   20,097
#   SMS Co., Ltd................................................ 12,200  248,333
    Sodick Co., Ltd.............................................  7,300   66,667
#   Softbank Technology Corp....................................  3,200   57,094
    Softbrain Co., Ltd..........................................  5,500   23,281
    Softcreate Holdings Corp....................................  1,100   17,176
    Software Service, Inc.......................................    500   35,638
    Sogo Medical Co., Ltd.......................................  3,400   67,052
    Solasto Corp................................................  9,000   86,772
#   Soliton Systems K.K.........................................  1,900   19,204
#   Solxyz Co., Ltd.............................................  1,900   18,670
#   Sourcenext Corp.............................................  6,700   51,342
    Sparx Group Co., Ltd........................................ 16,500   38,762
    S-Pool, Inc.................................................  2,700   37,709
    SRA Holdings................................................  1,600   46,477
    Srg Takamiya Co., Ltd.......................................  3,600   22,929
    St Marc Holdings Co., Ltd...................................  2,400   58,435
    Star Mica Co., Ltd..........................................  1,700   34,506
    Starts Corp., Inc...........................................  5,900  136,835
    Starzen Co., Ltd............................................  1,200   63,977
    St-Care Holding Corp........................................  1,100    6,856
    Stella Chemifa Corp.........................................  2,300   71,689
#   Strike Co., Ltd.............................................  1,500   50,145
    Studio Alice Co., Ltd.......................................  2,200   50,767
#   Sumida Corp.................................................  3,800   40,978
    Sumitomo Bakelite Co., Ltd.................................. 24,000  242,702
    Sumitomo Mitsui Construction Co., Ltd....................... 27,180  213,128
    Sumitomo Osaka Cement Co., Ltd.............................. 42,000  200,262
    Sumitomo Seika Chemicals Co., Ltd...........................  1,100   54,959
    Sun Frontier Fudousan Co., Ltd..............................  6,300   75,820
    Sushiro Global Holdings, Ltd................................  1,400   77,861
#*  Synchro Food Co., Ltd.......................................  1,800   14,525
    Systena Corp................................................ 13,200  161,429
#   Syuppin Co., Ltd............................................  2,800   45,935
    Taisei Lamick Co., Ltd......................................    100    2,812
    Taiyo Holdings Co., Ltd.....................................  2,700  116,524
#   Takara Leben Co., Ltd....................................... 16,500   56,166
    Takemoto Yohki Co., Ltd.....................................    700   19,322
    Takeuchi Manufacturing Co., Ltd.............................  6,000  140,565
    Takuma Co., Ltd.............................................  2,600   31,872
    Tama Home Co., Ltd..........................................  2,700   25,639
    Tamura Corp................................................. 10,700   70,973
    Tanseisha Co., Ltd..........................................  5,200   63,946
#   Tateru, Inc.................................................  7,400  123,580
    Tatsuta Electric Wire and Cable Co., Ltd....................  5,600   31,871
    Tayca Corp..................................................  2,500   52,357
    Tazmo Co., Ltd..............................................  1,100   15,562
    TDC Soft, Inc...............................................  1,300   19,160
    Tear Corp...................................................  1,700   15,955
    TechMatrix Corp.............................................  2,600   52,879
#   Techno Horizon Holdings Co., Ltd............................  2,500   13,172
    TechnoPro Holdings, Inc.....................................  6,400  406,222
    Tecnos Japan, Inc...........................................  3,400   29,816
#   Tenpos Holdings Co., Ltd....................................    800   15,570
    T-Gaia Corp.................................................  4,800  116,113
    TKC Corp....................................................  1,300   48,451

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES VALUE>>
                                                                 ------ --------
JAPAN -- (Continued)
    Tobishima Corp.............................................. 29,600 $ 53,872
    Tocalo Co., Ltd.............................................  9,200  105,435
    Toei Animation Co., Ltd.....................................  2,400   86,161
    Toho Co., Ltd...............................................    300    6,220
#   Toho Titanium Co., Ltd......................................  6,800   74,567
    Tokai Corp..................................................  2,800   61,341
    TOKAI Holdings Corp......................................... 16,300  161,265
    Token Corp..................................................  1,340  103,318
    Tokuyama Corp............................................... 10,700  338,476
#*  Tokyo Base Co., Ltd.........................................  3,600   20,117
    Tokyo Individualized Educational Institute, Inc.............  3,400   35,897
#   Tokyo Rope Manufacturing Co., Ltd...........................  2,700   43,391
    Tokyo Seimitsu Co., Ltd.....................................  6,800  230,829
    Tokyu Construction Co., Ltd................................. 13,800  139,329
    Tomy Co., Ltd............................................... 15,400  127,791
    Topcon Corp................................................. 20,000  346,827
    Topre Corp..................................................  4,400  115,798
    Torex Semiconductor, Ltd....................................    700    8,973
    Toridoll Holdings Corp......................................  4,100   91,131
#   Torikizoku Co., Ltd.........................................  1,400   30,519
    Tosei Corp..................................................  5,500   54,143
    Toshiba TEC Corp............................................ 25,000  145,637
    Tosho Co., Ltd..............................................  2,600   92,870
#   Totech Corp.................................................    800   18,603
    Totetsu Kogyo Co., Ltd......................................  3,900  118,329
    Totoku Electric Co., Ltd....................................    700   16,954
#   Tow Co., Ltd................................................  3,700   26,742
    Towa Corp...................................................  4,000   39,410
    Towa Pharmaceutical Co., Ltd................................  1,500   83,437
    Toyo Construction Co., Ltd..................................  7,600   32,512
    Toyo Gosei Co., Ltd.........................................    400    3,493
    Toyo Tire & Rubber Co., Ltd................................. 14,600  230,844
    TPR Co., Ltd................................................  3,200   81,289
    Trancom Co., Ltd............................................  1,400  102,897
#   Transaction Co., Ltd........................................  1,800   14,202
    Tri Chemical Laboratories, Inc..............................    900   36,262
#   Trust Tech, Inc.............................................  1,400   57,961
    TS Tech Co., Ltd............................................    700   28,894
    Tsubaki Nakashima Co., Ltd..................................  5,900  140,072
    Tsubakimoto Chain Co........................................ 12,000  110,522
#   Tsugami Corp................................................  8,000   77,171
    Tsukui Corp................................................. 10,300   93,409
    Ukai Co., Ltd...............................................    300   11,840
    Ulvac, Inc..................................................  6,800  268,105
    UMC Electronics Co., Ltd....................................    800   18,591
    Umenohana Co., Ltd..........................................    500   12,233
    United Arrows, Ltd..........................................  4,400  171,192
#   UNITED, Inc.................................................  2,400   50,213
#*  Unitika, Ltd................................................ 11,400   68,439
#   Urbanet Corp. Co., Ltd......................................  4,400   14,512
*   Usen-Next Holdings Co., Ltd.................................  2,500   32,454
*   UT Group Co., Ltd...........................................  4,200  146,654
*   Uzabase, Inc................................................  2,100   62,548
    V Technology Co., Ltd.......................................    800  141,864
    Valor Holdings Co., Ltd.....................................  4,900  105,166
#   Value HR Co., Ltd...........................................    500    8,572
    ValueCommerce Co., Ltd......................................  3,700   63,784
*   V-Cube, Inc.................................................  3,100   16,342
#   Vector, Inc.................................................  5,100  110,545

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE>>
                                                                 ------ -----------
JAPAN -- (Continued)
    VeriServe Corp..............................................    400 $    14,745
*   VIA Holdings, Inc...........................................  3,800      25,347
*   Vision, Inc.................................................  1,400      52,721
    Vitec Holdings Co., Ltd.....................................    700      13,631
    Voyage Group, Inc...........................................  1,700      20,169
    VT Holdings Co., Ltd........................................ 16,600      84,494
    Wacom Co., Ltd.............................................. 27,400     139,638
    Watahan & Co., Ltd..........................................  1,000      27,441
    WATAMI Co., Ltd.............................................  4,400      53,035
    WDB Holdings Co., Ltd.......................................  1,600      55,989
    Weathernews, Inc............................................  1,500      47,015
    West Holdings Corp..........................................  1,300      10,261
#   Will Group, Inc.............................................  2,700      27,403
    WIN-Partners Co., Ltd.......................................  2,200      32,817
    WirelessGate, Inc...........................................  1,300      14,514
    Workman Co., Ltd............................................  1,100      49,298
    World Holdings Co., Ltd.....................................  1,300      41,542
    Wowow, Inc..................................................  1,300      39,420
#   Yakuodo Co., Ltd............................................  2,100      72,204
    YAMABIKO Corp...............................................  5,300      70,058
    YAMADA Consulting Group Co., Ltd............................  2,000      54,754
    Yamaichi Electronics Co., Ltd...............................  4,400      55,155
#   YA-MAN, Ltd.................................................  5,400      85,957
#   Yamashin-Filter Corp........................................  8,100      83,500
    Yamazen Corp................................................  8,800      90,018
    Yaoko Co., Ltd..............................................  3,300     170,885
#   Yasunaga Corp...............................................  1,900      33,848
    Yokowo Co., Ltd.............................................  3,100      54,805
    Yomiuri Land Co., Ltd.......................................    700      29,992
#   Yoshinoya Holdings Co., Ltd................................. 10,900     184,424
    Yossix Co., Ltd.............................................    600      17,219
    Yuasa Trading Co., Ltd......................................  1,799      58,639
#   Yume No Machi Souzou Iinkai Co., Ltd........................  3,600      82,672
    Yumeshin Holdings Co., Ltd..................................  8,000      82,478
    Zenrin Co., Ltd.............................................  6,450     176,550
*   ZIGExN Co., Ltd............................................. 10,500      83,213
                                                                        -----------
TOTAL JAPAN.....................................................         48,779,117
                                                                        -----------
NETHERLANDS -- (2.4%)
    Aalberts Industries NV...................................... 20,954     949,506
    AMG Advanced Metallurgical Group NV.........................  6,941     409,802
    Amsterdam Commodities NV....................................  3,916      91,640
*   Basic-Fit NV................................................  4,704     153,284
    BE Semiconductor Industries NV.............................. 16,816     363,556
    Beter Bed Holding NV........................................  4,712      32,934
    Corbion NV.................................................. 14,030     480,370
    Flow Traders................................................  7,567     224,816
    ForFarmers NV...............................................  5,683      64,570
    GrandVision NV.............................................. 10,812     248,207
    Kendrion NV.................................................  3,020     130,869
    Koninklijke Vopak NV........................................  6,727     316,413
    Nederland Apparatenfabriek..................................  1,191      64,256
#*  OCI NV......................................................  4,649     140,551
#   PostNL NV................................................... 86,569     341,726
    SIF Holding NV..............................................  2,332      48,379
    Sligro Food Group NV........................................  4,705     194,771
    TKH Group NV................................................  8,056     503,506

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE>>
                                                                 ------- ----------
NETHERLANDS -- (Continued)
    Wessanen....................................................  17,907 $  266,646
                                                                         ----------
TOTAL NETHERLANDS...............................................          5,025,802
                                                                         ----------
NEW ZEALAND -- (0.6%)
#   CBL Corp., Ltd..............................................   6,142      9,953
    Freightways, Ltd............................................  28,653    155,333
    Gentrack Group, Ltd.........................................   4,747     21,907
    Hallenstein Glasson Holdings, Ltd...........................  11,405     39,771
    Mainfreight, Ltd............................................  14,035    264,930
    NZX, Ltd....................................................  57,739     43,291
    Restaurant Brands New Zealand, Ltd..........................  17,324     90,367
    Scales Corp., Ltd...........................................  16,360     52,340
#   Skellerup Holdings, Ltd.....................................   8,921     12,470
    SKYCITY Entertainment Group, Ltd............................   9,454     25,539
*   Synlait Milk, Ltd...........................................   9,775     72,543
    Tourism Holdings, Ltd.......................................  18,880     78,540
    Trade Me Group, Ltd.........................................  47,867    158,421
    Z Energy, Ltd...............................................  34,696    169,913
                                                                         ----------
TOTAL NEW ZEALAND...............................................          1,195,318
                                                                         ----------
NORWAY -- (0.9%)
    ABG Sundal Collier Holding ASA..............................  87,250     61,986
    AF Gruppen ASA..............................................   3,576     55,457
*   Aker Solutions ASA..........................................   3,924     26,838
    AKVA GROUP ASA..............................................   1,278     11,108
    Atea ASA....................................................  15,451    220,849
    Austevoll Seafood ASA.......................................   4,603     67,041
    Borregaard ASA..............................................  19,868    188,609
    Data Respons ASA............................................  12,959     43,054
*   DNO ASA..................................................... 114,584    242,710
    Ekornes ASA.................................................   5,174     87,393
    Europris ASA................................................  19,776     51,451
    Grieg Seafood ASA...........................................   8,214     97,535
    Norway Royal Salmon ASA.....................................   3,133     79,547
*   Norwegian Finans Holding ASA................................   8,259    100,884
#*  Protector Forsikring ASA....................................   2,631     19,822
    Scatec Solar ASA............................................  16,040    123,587
    Solon Eiendom ASA...........................................   3,708     12,615
    Spectrum ASA................................................   7,426     53,017
    Veidekke ASA................................................  17,767    174,365
#   XXL ASA.....................................................  13,110     80,413
                                                                         ----------
TOTAL NORWAY....................................................          1,798,281
                                                                         ----------
PORTUGAL -- (0.3%)
    Altri SGPS SA...............................................  14,257    145,663
#   CTT-Correios de Portugal SA.................................  29,047    102,027
    Mota-Engil SGPS SA..........................................  23,111     77,239
    Navigator Co. SA (The)......................................   8,230     46,937
    NOS SGPS SA.................................................  54,817    319,288
    Semapa-Sociedade de Investimento e Gestao...................   1,144     26,844
                                                                         ----------
TOTAL PORTUGAL..................................................            717,998
                                                                         ----------
SINGAPORE -- (0.7%)
    AEM Holdings, Ltd...........................................  45,200     33,165
    Best World International, Ltd...............................  80,500     75,310
    Boustead Singapore, Ltd.....................................  31,700     19,206
    BreadTalk Group, Ltd........................................  21,200     18,083

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
   SINGAPORE -- (Continued)
       China Sunsine Chemical Holdings, Ltd..............  27,000 $   29,820
       CITIC Envirotech, Ltd............................. 118,300     54,394
   *   Cityneon Holdings, Ltd............................  17,200     13,039
       Delfi, Ltd........................................  46,100     38,966
   #*  Ezion Holdings, Ltd............................... 815,000     48,733
       First Resources, Ltd..............................  90,100    106,668
       Food Empire Holdings, Ltd.........................  19,800      9,099
       Geo Energy Resources, Ltd.........................  83,500     14,739
       Golden Energy & Resources, Ltd....................  34,200      9,429
       GSH Corp., Ltd....................................  47,600     16,608
       Health Management International, Ltd..............  52,961     22,788
       Hi-P International, Ltd...........................  22,800     21,178
       iFAST Corp., Ltd..................................  38,300     31,526
       Japfa, Ltd........................................  59,200     32,445
       M1, Ltd...........................................  82,400     99,273
   *   mm2 Asia, Ltd..................................... 107,900     34,924
       Oxley Holdings, Ltd............................... 120,420     31,890
   #   Q&M Dental Group Singapore, Ltd...................  40,500     16,083
       QAF, Ltd..........................................  27,800     17,665
   #   Raffles Medical Group, Ltd........................ 152,106    125,269
       Riverstone Holdings, Ltd..........................  45,600     36,866
       Sheng Siong Group, Ltd............................  98,400     77,359
       SIA Engineering Co., Ltd..........................  22,500     49,106
   #   Singapore Post, Ltd............................... 269,700    265,831
       StarHub, Ltd...................................... 120,400    152,324
       UMS Holdings, Ltd.................................  77,250     46,536
       United Overseas Insurance, Ltd....................   1,900      9,054
       Valuetronics Holdings, Ltd........................  45,430     22,412
                                                                  ----------
   TOTAL SINGAPORE.......................................          1,579,788
                                                                  ----------
   SPAIN -- (2.2%)
   *   Amper SA.......................................... 247,570     91,419
       Atresmedia Corp. de Medios de Comunicacion SA.....  17,001    133,141
       Bolsas y Mercados Espanoles SHMSF SA..............  16,093    517,789
       Cellnex Telecom SA................................  32,097    852,956
       Cia de Distribucion Integral Logista Holdings SA..  11,038    261,487
       CIE Automotive SA.................................  12,871    395,624
   #   Distribuidora Internacional de Alimentacion SA.... 131,375    293,605
       Ence Energia y Celulosa SA........................   7,498     70,726
   #*  Fomento de Construcciones y Contratas SA..........  15,887    206,479
   *   Global Dominion Access SA.........................   8,457     44,140
   *   Grupo Empresarial San Jose SA.....................   5,264     25,010
   *   Indra Sistemas SA.................................  25,407    308,244
       Mediaset Espana Comunicacion SA...................  32,244    253,671
       Papeles y Cartones de Europa SA...................   8,256    161,095
       Prosegur Cia de Seguridad SA......................  44,883    298,577
   #*  Solaria Energia y Medio Ambiente SA...............  10,667     63,396
       Vidrala SA........................................   3,193    305,789
       Viscofan SA.......................................     182     12,554
       Zardoya Otis SA...................................  40,803    389,966
                                                                  ----------
   TOTAL SPAIN...........................................          4,685,668
                                                                  ----------
   SWEDEN -- (2.6%)
       AddTech AB, Class B...............................   9,605    217,458
   #   Avanza Bank Holding AB............................   4,312    198,598
       Beijer Alma AB....................................   5,728     81,058
       Bilia AB, Class A.................................  10,407     88,879
       BioGaia AB, Class B...............................   3,177    155,891

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE>>
                                                                 ------ ----------
SWEDEN -- (Continued)
#   Clas Ohlson AB, Class B.....................................  3,306 $   29,057
    Com Hem Holding AB.......................................... 24,085    430,316
    Concentric AB...............................................  7,495    129,446
    Dustin Group AB.............................................  9,463     97,501
    eWork Group AB..............................................  2,192     23,927
#   Fagerhult AB................................................  5,427     51,197
    Fenix Outdoor International AG..............................    744     85,228
    HIQ International AB........................................  7,749     47,267
    HMS Networks AB.............................................  3,530     54,349
    Indutrade AB................................................ 12,715    334,173
    Kindred Group P.L.C......................................... 37,473    483,598
    KNOW IT AB..................................................  3,170     62,607
    Lagercrantz Group AB, Class B...............................  9,494     99,399
    Loomis AB, Class B.......................................... 11,779    369,630
    Modern Times Group MTG AB, Class B..........................  2,449     89,940
#   Mycronic AB................................................. 13,519    137,755
#   NCC AB, Class B............................................. 12,996    209,783
    Nederman Holding AB.........................................  1,209     14,558
    NetEnt AB................................................... 26,816    114,644
    Nobia AB.................................................... 17,348    130,388
    Nobina AB................................................... 17,416    120,669
    Nolato AB, Class B..........................................  4,003    358,423
    OEM International AB, Class B...............................  2,269     49,537
    Oriflame Holding AG.........................................  6,626    220,377
    Proact IT Group AB..........................................  1,363     26,764
*   RaySearch Laboratories AB...................................  4,094     53,745
    Scandi Standard AB..........................................  5,437     34,997
    Sectra AB, Class B..........................................  4,395    120,125
    SkiStar AB..................................................  3,352     78,362
    Sweco AB, Class B...........................................  3,626     97,503
    Thule Group AB.............................................. 15,142    353,855
    Troax Group AB..............................................  1,935     66,010
    Vitrolife AB................................................  9,205    119,780
                                                                        ----------
TOTAL SWEDEN....................................................         5,436,794
                                                                        ----------
SWITZERLAND -- (4.3%)
    APG SGA SA..................................................    229     81,393
    Ascom Holding AG............................................  5,287     96,086
    Autoneum Holding AG.........................................    470    107,433
    Belimo Holding AG...........................................     90    378,619
    Bobst Group SA..............................................  1,366    126,503
    Bossard Holding AG, Class A.................................  1,321    264,964
    Bucher Industries AG........................................    992    321,414
    Burckhardt Compression Holding AG...........................    619    225,094
#   Burkhalter Holding AG.......................................    526     46,462
    Cembra Money Bank AG........................................  5,220    478,746
#   Cicor Technologies, Ltd.....................................    321     21,317
    Coltene Holding AG..........................................    469     52,473
    Daetwyler Holding AG........................................  1,384    255,822
    DKSH Holding AG.............................................  5,068    370,497
#   dormakaba Holding AG........................................    513    328,706
    Emmi AG.....................................................    390    319,877
    Feintool International Holding AG...........................    104     11,655
    Georg Fischer AG............................................    699    901,882
#   Gurit Holding AG............................................     63     54,940
    Inficon Holding AG..........................................    380    177,808
    Interroll Holding AG........................................    147    262,700
    Kardex AG...................................................  1,334    204,873
    Komax Holding AG............................................    698    195,466

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE>>
                                                                 ------- ----------
SWITZERLAND -- (Continued)
    LEM Holding SA..............................................      97 $  132,276
    Logitech International SA...................................  23,464  1,031,933
#   Mobilezone Holding AG.......................................   6,446     67,153
    OC Oerlikon Corp. AG........................................  11,517    178,944
#   Panalpina Welttransport Holding AG..........................   2,143    305,953
    Schaffner Holding AG........................................     127     41,037
    SFS Group AG................................................   2,882    341,097
    Sunrise Communications Group AG.............................   4,743    418,034
    Swissquote Group Holding SA.................................   1,849    121,510
#   u-blox Holding AG...........................................   1,418    263,167
    VAT Group AG................................................   5,505    722,743
    VZ Holding AG...............................................     521    166,032
#   Ypsomed Holding AG..........................................     835    123,269
                                                                         ----------
TOTAL SWITZERLAND...............................................          9,197,878
                                                                         ----------
UNITED KINGDOM -- (15.7%)
    4imprint Group P.L.C........................................   4,463    118,271
    888 Holdings P.L.C..........................................  57,126    186,476
    A.G. Barr P.L.C.............................................  16,744    148,662
    Air Partner P.L.C...........................................   7,145     10,456
    Arrow Global Group P.L.C....................................  30,207    101,385
    Ashmore Group P.L.C.........................................  54,529    260,767
    AVEVA Group P.L.C...........................................  10,575    364,848
    Avon Rubber P.L.C...........................................   6,227    119,002
    B&M European Value Retail SA................................ 103,719    561,219
    Bodycote P.L.C..............................................  29,557    388,197
    Brewin Dolphin Holdings P.L.C...............................  49,506    227,515
    Britvic P.L.C...............................................  48,480    510,977
    Capita P.L.C................................................ 203,995    432,838
    Card Factory P.L.C..........................................  46,435    128,415
    Charles Taylor P.L.C........................................   3,058     11,963
    City of London Investment Group P.L.C.......................   3,921     20,081
    Clipper Logistics P.L.C.....................................   8,596     37,639
    CMC Markets P.L.C...........................................  17,192     44,488
*   Cobham P.L.C................................................ 378,785    621,020
    Computacenter P.L.C.........................................  11,711    240,751
    Connect Group P.L.C.........................................  39,116     14,450
    ConvaTec Group P.L.C........................................  23,287     66,862
    Costain Group P.L.C.........................................  17,549    100,160
    Cranswick P.L.C.............................................   8,329    358,224
#   Dairy Crest Group P.L.C.....................................  23,307    148,246
    Devro P.L.C.................................................  30,173     77,918
    Dignity P.L.C...............................................   8,832    117,120
    Diploma P.L.C...............................................  21,044    363,616
    Domino's Pizza Group P.L.C..................................  88,320    365,485
    Dunelm Group P.L.C..........................................  16,551    113,836
    Electrocomponents P.L.C.....................................  81,198    763,819
    Entertainment One, Ltd......................................  40,719    191,435
    esure Group P.L.C...........................................  53,674    143,493
    Euromoney Institutional Investor P.L.C......................   7,097    126,283
    Evraz P.L.C.................................................  59,708    435,586
    FDM Group Holdings P.L.C....................................  17,714    221,182
    Ferrexpo P.L.C..............................................  45,352    115,778
    Fidessa Group P.L.C.........................................   6,454    326,552
*   Findel P.L.C................................................   2,894     11,440
    Forterra P.L.C..............................................  39,179    153,376
    G4S P.L.C...................................................  49,707    179,908
    Games Workshop Group P.L.C..................................   5,955    234,026
    Go-Ahead Group P.L.C. (The).................................   7,576    153,332

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
UNITED KINGDOM -- (Continued)
    Gocompare.Com Group P.L.C............................  11,694 $   18,637
    Greggs P.L.C.........................................  18,456    255,276
    Hastings Group Holdings P.L.C........................  38,794    126,796
    Hays P.L.C........................................... 251,127    654,400
    Hikma Pharmaceuticals P.L.C..........................  20,353    437,973
    Hill & Smith Holdings P.L.C..........................  13,954    275,306
    Hilton Food Group P.L.C..............................  12,657    158,819
    Hollywood Bowl Group P.L.C...........................  18,957     51,306
    HomeServe P.L.C......................................  54,069    717,519
    Howden Joinery Group P.L.C........................... 113,893    713,019
    Ibstock P.L.C........................................  59,997    193,302
    IG Group Holdings P.L.C..............................  59,725    720,959
    IMI P.L.C............................................  47,996    780,838
    Inchcape P.L.C.......................................  40,886    378,249
    Inmarsat P.L.C.......................................  67,643    505,419
    Integrated Diagnostics Holdings P.L.C................   4,075     17,364
    Intermediate Capital Group P.L.C.....................   6,731     93,664
    ITE Group P.L.C...................................... 103,947    113,084
    IWG P.L.C............................................ 107,506    428,106
    J D Wetherspoon P.L.C................................  14,997    239,880
    James Fisher & Sons P.L.C............................   9,072    214,496
    Jardine Lloyd Thompson Group P.L.C...................  23,397    432,682
    JD Sports Fashion P.L.C..............................  77,448    475,290
    John Menzies P.L.C...................................  15,128    128,628
    Jupiter Fund Management P.L.C........................  71,799    412,541
    Kainos Group P.L.C...................................   7,557     36,819
*   KAZ Minerals P.L.C...................................  41,405    458,566
    KCOM Group P.L.C..................................... 104,431    128,178
    LSL Property Services P.L.C..........................   5,691     19,496
    Marshalls P.L.C......................................  32,570    185,022
    McBride P.L.C........................................  39,875     73,931
    Merlin Entertainments P.L.C..........................  43,973    227,316
    Mitie Group P.L.C....................................  41,880     84,498
    Moneysupermarket.com Group P.L.C.....................  93,567    385,643
    Morgan Advanced Materials P.L.C......................  57,923    270,891
    Motorpoint group P.L.C...............................   6,807     21,377
    NEX Group P.L.C......................................  43,589    577,527
    Norcros P.L.C........................................   4,164     11,756
*   Ocado Group P.L.C....................................  92,896  1,345,963
#   On the Beach Group P.L.C.............................  20,154    117,190
    OneSavings Bank P.L.C................................   4,812     27,468
    Oxford Instruments P.L.C.............................   9,918    123,827
    Pagegroup P.L.C......................................  61,044    479,397
    PayPoint P.L.C.......................................  12,135    148,549
    Petrofac, Ltd........................................  36,974    297,309
    Photo-Me International P.L.C.........................  52,389     76,537
    Polypipe Group P.L.C.................................  26,789    132,079
    QinetiQ Group P.L.C..................................  85,986    305,621
    Rathbone Brothers P.L.C..............................     673     21,689
    Renishaw P.L.C.......................................   6,415    460,662
    Restaurant Group P.L.C. (The)........................  30,510    105,959
#   Rhi Magnesita NV.....................................   1,227     77,704
    Ricardo P.L.C........................................   9,584    101,590
    Rightmove P.L.C......................................  14,456    923,542
    RM P.L.C.............................................   4,000     12,036
    Robert Walters P.L.C.................................  12,015    117,772
    Rotork P.L.C......................................... 158,557    747,956
    Sanne Group P.L.C....................................  14,057    130,295
    Savills P.L.C........................................  24,283    282,236

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                             SHARES     VALUE>>
                                                            --------- ------------
UNITED KINGDOM -- (Continued)
      Softcat P.L.C........................................    20,388 $    216,549
      Spirax-Sarco Engineering P.L.C.......................    11,041    1,005,770
      Spirent Communications P.L.C.........................     9,804       14,562
      SSP Group P.L.C......................................    80,758      722,655
      Stagecoach Group P.L.C...............................    66,897      140,010
      SThree P.L.C.........................................    21,040       92,933
      Superdry P.L.C.......................................     8,862      144,677
      Synthomer P.L.C......................................    49,354      342,541
      TalkTalk Telecom Group P.L.C.........................    83,939      126,371
      Tarsus Group P.L.C...................................    12,678       51,310
      Tate & Lyle P.L.C....................................    54,344      444,479
      Ted Baker P.L.C......................................     5,362      155,205
      Telecom Plus P.L.C...................................    10,722      145,233
      Tesco P.L.C..........................................   245,380      837,973
      Thomas Cook Group P.L.C..............................   282,306      354,678
      Topps Tiles P.L.C....................................    21,718       17,185
      Ultra Electronics Holdings P.L.C.....................    12,463      270,054
      Victrex P.L.C........................................    15,564      644,869
      Vitec Group P.L.C. (The).............................     6,277       99,988
      Vp P.L.C.............................................       816       12,052
      WH Smith P.L.C.......................................    20,167      509,182
      William Hill P.L.C...................................   113,237      441,994
      Wilmington P.L.C.....................................     4,671       11,350
*     Wizz Air Holdings P.L.C..............................     2,564      116,640
      XP Power, Ltd........................................     3,182      149,797
                                                                      ------------
TOTAL UNITED KINGDOM.......................................             33,445,108
                                                                      ------------
UNITED STATES -- (0.0%)
      Hecla Mining Co......................................    10,308       32,984
                                                                      ------------
TOTAL COMMON STOCKS........................................            199,422,586
                                                                      ------------
PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
      Fuchs Petrolub SE....................................     6,951      392,446
      Jungheinrich AG......................................     7,875      289,835
      Sartorius AG.........................................     2,150      349,539
      Sixt SE..............................................     2,978      248,225
      Villeroy & Boch AG...................................     1,484       28,907
                                                                      ------------
TOTAL GERMANY..............................................              1,308,952
                                                                      ------------
TOTAL INVESTMENT SECURITIES................................            200,731,538
                                                                      ------------

                                                                        VALUE+
                                                                      ------------
SECURITIES LENDING COLLATERAL -- (5.7%)
@(S)  DFA Short Term Investment Fund....................... 1,049,063   12,138,711
                                                                      ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $182,287,200)^^....................................           $212,870,249
                                                                      ============

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------
                                      LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                    ----------- ------------ ------- ------------
Common Stocks
   Australia.......................          -- $ 13,783,826     --  $ 13,783,826
   Austria.........................          --    1,929,590     --     1,929,590
   Belgium......................... $   788,200    2,704,321     --     3,492,521
   Canada..........................  19,558,547           --     --    19,558,547
   China...........................          --       18,839     --        18,839
   Denmark.........................          --    5,750,819     --     5,750,819
   Finland.........................          --    5,337,248     --     5,337,248
   France..........................          --    8,398,196     --     8,398,196
   Germany.........................          --   12,367,564     --    12,367,564
   Hong Kong.......................      52,291    5,227,427     --     5,279,718
   Ireland.........................          --      729,640     --       729,640
   Israel..........................          --    1,517,010     --     1,517,010
   Italy...........................          --    9,364,332     --     9,364,332
   Japan...........................          --   48,779,117     --    48,779,117
   Netherlands.....................          --    5,025,802     --     5,025,802
   New Zealand.....................          --    1,195,318     --     1,195,318
   Norway..........................          --    1,798,281     --     1,798,281
   Portugal........................          --      717,998     --       717,998
   Singapore.......................      16,608    1,563,180     --     1,579,788
   Spain...........................          --    4,685,668     --     4,685,668
   Sweden..........................          --    5,436,794     --     5,436,794
   Switzerland.....................          --    9,197,878     --     9,197,878
   United Kingdom..................          --   33,445,108     --    33,445,108
   United States...................      32,984           --     --        32,984
Preferred Stocks
   Germany.........................          --    1,308,952     --     1,308,952
Securities Lending Collateral......          --   12,138,711     --    12,138,711
                                    ----------- ------------ ------  ------------
TOTAL.............................. $20,448,630 $192,421,619     --  $212,870,249
                                    =========== ============ ======  ============

                       DFA SOCIAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                              FACE
                                                             AMOUNT   VALUE+
                                                             ------ -----------
                                                             (000)
                                                             ------
AGENCY OBLIGATIONS -- (17.5%)
Federal Farm Credit Bank
    5.150%, 11/15/19........................................   970  $ 1,001,577
Federal Home Loan Bank
    1.875%, 03/13/20........................................   440      434,312
    4.125%, 03/13/20........................................   500      510,924
    1.875%, 11/29/21........................................ 1,700    1,647,888
    2.625%, 12/10/21........................................ 1,500    1,489,899
    2.250%, 03/11/22........................................ 1,500    1,469,760
    3.250%, 03/08/24........................................   250      254,005
    2.875%, 06/14/24........................................   700      692,555
    5.375%, 08/15/24........................................   800      905,457
    2.875%, 09/13/24........................................ 2,500    2,480,525
    2.750%, 12/13/24........................................ 2,700    2,661,417
    5.750%, 06/12/26........................................   200      236,014
Federal Home Loan Mortgage Corp.
    6.750%, 09/15/29........................................   700      923,931
    6.750%, 03/15/31........................................   450      607,447
    6.250%, 07/15/32........................................   300      396,688
Federal National Mortgage Association
    2.000%, 01/05/22........................................ 2,000    1,941,366
    2.375%, 01/19/23........................................ 1,500    1,465,864
    2.625%, 09/06/24........................................ 3,600    3,523,129
    2.125%, 04/24/26........................................ 2,800    2,610,768
    1.875%, 09/24/26........................................ 2,100    1,909,347
    6.250%, 05/15/29........................................   180      228,550
    7.250%, 05/15/30........................................   450      621,796
    6.625%, 11/15/30........................................ 2,100    2,799,516
Tennessee Valley Authority
    3.875%, 02/15/21........................................ 1,000    1,024,566
    2.875%, 09/15/24........................................ 1,249    1,234,883
    2.875%, 02/01/27........................................ 2,000    1,938,436
    7.125%, 05/01/30........................................ 1,000    1,360,688
                                                                    -----------
TOTAL AGENCY OBLIGATIONS....................................         36,371,308
                                                                    -----------
BONDS -- (54.6%)
21st Century Fox America, Inc.
    3.000%, 09/15/22........................................   180      176,809
    3.700%, 09/15/24........................................   200      199,366
3M Co.
    2.875%, 10/15/27........................................   850      804,655
ABB Finance USA, Inc.
    2.875%, 05/08/22........................................   100       98,267
Abbott Laboratories
    3.250%, 04/15/23........................................    50       49,538
Activision Blizzard, Inc.
    3.400%, 06/15/27........................................   100       94,483
Adobe Systems, Inc.
#   3.250%, 02/01/25........................................   160      157,329

                                                                  FACE
                                                                 AMOUNT  VALUE+
                                                                 ------ --------
                                                                 (000)
                                                                 ------
Advance Auto Parts, Inc.
    4.500%, 12/01/23............................................   200  $203,654
Aetna, Inc.
    2.750%, 11/15/22............................................   250   240,407
    3.500%, 11/15/24............................................    50    48,847
Affiliated Managers Group, Inc.
    3.500%, 08/01/25............................................   150   144,582
Aflac, Inc.
    3.625%, 11/15/24............................................   250   248,424
    3.250%, 03/17/25............................................    50    48,535
Ahold Finance USA LLC
    6.875%, 05/01/29............................................    40    46,684
Airbus SE
U   3.150%, 04/10/27............................................   200   191,990
Alberta, Province of Canada
#U  2.050%, 08/17/26............................................ 1,000   911,231
Alimentation Couche-Tard, Inc.
#U  3.550%, 07/26/27............................................   100    95,263
Allstate Corp. (The)
    3.150%, 06/15/23............................................   500   493,205
Alphabet, Inc.
    3.375%, 02/25/24............................................   200   202,136
    1.998%, 08/15/26............................................   200   179,972
Ameren Corp.
    3.650%, 02/15/26............................................   294   284,386
American Express Credit Corp.
    3.300%, 05/03/27............................................   700   679,765
American Honda Finance Corp.
    2.300%, 09/09/26............................................   250   225,041
American International Group, Inc.
    4.125%, 02/15/24............................................    50    50,423
    3.750%, 07/10/25............................................   150   146,455
American Water Capital Corp.
    2.950%, 09/01/27............................................   100    94,634
Ameriprise Financial, Inc.
    4.000%, 10/15/23............................................    30    30,528
    3.700%, 10/15/24............................................   400   399,478
#   2.875%, 09/15/26............................................   500   465,960
AmerisourceBergen Corp.
    3.450%, 12/15/27............................................   200   184,271
Amgen, Inc.
#   3.125%, 05/01/25............................................   200   192,548
    2.600%, 08/19/26............................................   900   821,772
Analog Devices, Inc.
    3.900%, 12/15/25............................................   533   526,333
Andeavor
    5.125%, 12/15/26............................................   100   105,675
Anglo American Capital P.L.C.
U   4.000%, 09/11/27............................................   200   184,425

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED


                                                                FACE
                                                               AMOUNT   VALUE+
                                                               ------ ----------
                                                               (000)
                                                               ------
Anthem, Inc.
     3.500%, 08/15/24.....................................       150  $  146,259
     4.101%, 03/01/28.....................................       400     394,370
ANZ New Zealand International Ltd.
U    3.450%, 07/17/27.....................................       500     475,938
Aon P.L.C.
     3.500%, 06/14/24.....................................       275     267,471
Apple, Inc.
     3.250%, 02/23/26.....................................       250     245,476
     2.450%, 08/04/26.....................................       695     642,142
     3.350%, 02/09/27.....................................     1,300   1,277,659
     3.000%, 06/20/27.....................................     1,000     956,572
     3.000%, 11/13/27.....................................       500     476,884
Applied Materials, Inc.
     3.300%, 04/01/27.....................................       300     292,371
Arizona Public Service Co.
     3.150%, 05/15/25.....................................       100      96,678
Arrow Electronics, Inc.
     3.875%, 01/12/28.....................................       400     373,911
ASB Finance, Ltd.
     0.500%, 06/10/22..................................... EUR   225     262,489
Asian Development Bank
     2.000%, 01/22/25.....................................       150     140,720
AT&T, Inc.
     3.875%, 08/15/21.....................................       150     151,514
     3.000%, 02/15/22.....................................        50      48,942
     3.950%, 01/15/25.....................................       350     343,507
Australia & New Zealand Banking Group, Ltd.
     3.700%, 11/16/25.....................................       250     247,750
Autodesk, Inc.
     4.375%, 06/15/25.....................................       150     151,461
     3.500%, 06/15/27.....................................       845     788,474
Automatic Data Processing, Inc.
     3.375%, 09/15/25.....................................       600     597,021
AutoZone, Inc.
     2.500%, 04/15/21.....................................        70      68,172
     3.125%, 04/21/26.....................................       450     418,387
Avnet, Inc.
     4.625%, 04/15/26.....................................       250     247,091
AXIS Specialty Finance P.L.C.
     4.000%, 12/06/27.....................................       728     691,023
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
     3.337%, 12/15/27.....................................       100      94,396
Banco Santander SA
#    3.800%, 02/23/28.....................................       200     185,795
Bank of America Corp.
     3.300%, 01/11/23.....................................       150     148,019
     4.000%, 04/01/24.....................................       136     137,020
(r)  3.419%, 12/20/28.....................................       120     112,517
Bank of Montreal
     2.375%, 01/25/19.....................................       100      99,920

                                                                FACE
                                                               AMOUNT   VALUE+
                                                               ------ ----------
                                                               (000)
                                                               ------
Bank of New York Mellon Corp. (The)
    3.650%, 02/04/24........................................     300  $  301,027
Barclays P.L.C.
    4.375%, 01/12/26........................................     500     489,265
Bemis Co., Inc.
    4.500%, 10/15/21........................................     100     102,386
Berkshire Hathaway, Inc.
    3.125%, 03/15/26........................................   1,657   1,607,721
BlackRock, Inc.
#   3.375%, 06/01/22........................................     100     100,634
    3.200%, 03/15/27........................................     350     338,444
Booking Holdings, Inc.
    3.600%, 06/01/26........................................     350     340,573
Boston Scientific Corp.
    3.850%, 05/15/25........................................     200     198,149
BP Capital Markets P.L.C.
    3.535%, 11/04/24........................................      50      49,703
    3.119%, 05/04/26........................................     250     239,785
    3.017%, 01/16/27........................................     400     379,496
BPCE SA
    4.000%, 04/15/24........................................     500     503,676
British Columbia, Province of Canada
    6.500%, 01/15/26........................................     200     239,127
Brown & Brown, Inc.
    4.200%, 09/15/24........................................      40      39,858
Buckeye Partners L.P.
    3.950%, 12/01/26........................................     225     205,334
Bunge, Ltd. Finance Corp.
    3.750%, 09/25/27........................................     465     435,015
Burlington Northern Santa Fe LLC
#   3.000%, 04/01/25........................................      75      72,348
CA, Inc.
    4.500%, 08/15/23........................................     100     101,319
    4.700%, 03/15/27........................................     250     250,391
Campbell Soup Co.
    4.150%, 03/15/28........................................      86      82,311
Canadian Natural Resources, Ltd.
    3.850%, 06/01/27........................................     500     487,472
Canadian Pacific Railway Co.
    2.900%, 02/01/25........................................      50      47,503
Capital One Financial Corp.
    3.750%, 04/24/24........................................      50      49,087
    3.200%, 02/05/25........................................     260     244,486
    3.750%, 03/09/27........................................     200     190,720
Cardinal Health, Inc.
    4.625%, 12/15/20........................................      75      76,985
    3.410%, 06/15/27........................................     500     460,853
CBS Corp.
    3.500%, 01/15/25........................................     250     238,716
    2.900%, 01/15/27........................................     204     182,332
CenterPoint Energy Resources Corp.
    4.000%, 04/01/28........................................     200     197,319

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT   VALUE+
                                                             ------ ----------
                                                             (000)
                                                             ------
Charles Schwab Corp. (The)
    3.200%, 03/02/27........................................   200  $  191,716
Chevron Corp.
    2.419%, 11/17/20........................................    50      49,468
    2.954%, 05/16/26........................................   800     766,046
Chubb INA Holdings, Inc.
#   3.350%, 05/15/24........................................    50      49,323
Cigna Corp.
    3.250%, 04/15/25........................................   250     237,338
Cincinnati Financial Corp.
    6.920%, 05/15/28........................................   100     121,277
Cisco Systems, Inc.
    2.200%, 02/28/21........................................    50      49,043
Citigroup, Inc.
    3.875%, 10/25/23........................................   380     380,368
Clorox Co. (The)
#   3.900%, 05/15/28........................................   750     746,853
CME Group, Inc.
    3.000%, 03/15/25........................................    85      82,446
CMS Energy Corp.
    3.875%, 03/01/24........................................   175     174,360
CNA Financial Corp.
    3.950%, 05/15/24........................................   300     298,779
    4.500%, 03/01/26........................................    30      30,469
Coca-Cola Co. (The)
    3.150%, 11/15/20........................................    48      48,225
    3.200%, 11/01/23........................................ 1,000     995,535
    2.250%, 09/01/26........................................   140     126,830
#   2.900%, 05/25/27........................................   400     378,909
Colgate-Palmolive Co.
    3.250%, 03/15/24........................................   100      99,824
Comcast Corp.
#   3.375%, 08/15/25........................................   500     484,620
    3.150%, 03/01/26........................................   200     189,939
Commonwealth Bank of Australia
    2.400%, 11/02/20........................................   250     244,972
U   2.850%, 05/18/26........................................   250     230,742
U   3.150%, 09/19/27........................................   100      93,480
ConocoPhillips Co.
    4.950%, 03/15/26........................................   250     269,336
Consolidated Edison Co. of New York, Inc.
    3.300%, 12/01/24........................................   300     295,183
Cooperatieve Rabobank UA
    3.875%, 02/08/22........................................    50      50,679
    3.375%, 05/21/25........................................ 1,500   1,466,926
Costco Wholesale Corp.
    3.000%, 05/18/27........................................ 1,200   1,152,972
Credit Suisse AG
    3.625%, 09/09/24........................................   500     494,602
CRH America Finance, Inc.
U   3.950%, 04/04/28........................................   200     194,121
CSX Corp.
    3.700%, 10/30/20........................................    70      70,798
CVS Health Corp.
    2.750%, 12/01/22........................................   200     192,174
    3.875%, 07/20/25........................................   505     497,907

                                                              FACE
                                                             AMOUNT   VALUE+
                                                             ------ ----------
                                                             (000)
                                                             ------
Deere & Co.
#   5.375%, 10/16/29........................................    80  $   90,566
Deutsche Bank AG
    3.700%, 05/30/24........................................    30      28,457
#   4.100%, 01/13/26........................................   200     190,027
Discovery Communications LLC
U   3.500%, 06/15/22........................................    50      49,342
    3.250%, 04/01/23........................................    75      72,707
U   3.900%, 11/15/24........................................   150     147,470
Dollar General Corp.
    3.250%, 04/15/23........................................   100      97,952
    4.150%, 11/01/25........................................   500     501,710
Dollar Tree, Inc.
    4.200%, 05/15/28........................................   200     196,877
Dominion Energy Gas Holdings LLC
#   2.800%, 11/15/20........................................   250     246,723
Dominion Energy, Inc.
    3.625%, 12/01/24........................................   100      97,395
Dow Chemical Co. (The)
    4.250%, 11/15/20........................................   150     152,944
    3.000%, 11/15/22........................................    30      29,277
    3.500%, 10/01/24........................................   200     195,376
DTE Energy Co.
    2.850%, 10/01/26........................................   750     684,050
Duke Energy Corp.
    3.750%, 04/15/24........................................   275     274,747
DXC Technology Co.
    4.750%, 04/15/27........................................   500     503,127
E*TRADE Financial Corp.
    2.950%, 08/24/22........................................   300     290,679
Eaton Corp.
    4.000%, 11/02/32........................................   400     393,178
Eaton Vance Corp.
    3.500%, 04/06/27........................................ 1,500   1,452,536
eBay, Inc.
    2.600%, 07/15/22........................................   175     168,766
Ecolab, Inc.
    2.700%, 11/01/26........................................   500     464,791
Edison International
    4.125%, 03/15/28........................................   400     396,929
Electricite de France SA
U   2.350%, 10/13/20........................................    30      29,437
Electronic Arts, Inc.
    4.800%, 03/01/26........................................   250     264,050
Emerson Electric Co.
    2.625%, 12/01/21........................................   450     442,081
Enbridge, Inc.
    3.500%, 06/10/24........................................   300     292,259
#   3.700%, 07/15/27........................................   500     483,701
Enel Finance International NV
#U  3.500%, 04/06/28........................................   200     182,382
Energy Transfer Partners L.P.
    4.750%, 01/15/26........................................   200     202,254
Enterprise Products Operating LLC
    3.900%, 02/15/24........................................   200     201,738

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED


                                                                  FACE
                                                                 AMOUNT  VALUE+
                                                                 ------ --------
                                                                 (000)
                                                                 ------
EOG Resources, Inc.
    3.150%, 04/01/25............................................  200   $193,526
    4.150%, 01/15/26............................................  100    102,482
EQT Corp.
    3.900%, 10/01/27............................................  600    566,740
ERAC USA Finance LLC
U   3.850%, 11/15/24............................................  200    198,942
European Investment Bank
    3.250%, 01/29/24............................................  100    101,016
Eversource Energy
    2.500%, 03/15/21............................................  100     97,921
Exelon Corp.
    2.850%, 06/15/20............................................  150    148,569
    3.400%, 04/15/26............................................  200    191,248
Express Scripts Holding Co.
    3.900%, 02/15/22............................................   75     75,124
    3.500%, 06/15/24............................................  250    241,080
    3.400%, 03/01/27............................................   56     52,101
Exxon Mobil Corp.
    2.222%, 03/01/21............................................   50     49,123
FedEx Corp.
    2.625%, 08/01/22............................................  100     97,217
Fidelity National Information Services, Inc.
    5.000%, 10/15/25............................................   63     66,684
Fifth Third Bancorp
    3.950%, 03/14/28............................................  500    491,874
Ford Motor Credit Co. LLC
    3.200%, 01/15/21............................................  200    197,326
    4.375%, 08/06/23............................................  200    200,400
GATX Corp.
#   3.250%, 09/15/26............................................  100     92,091
General Mills, Inc.
    3.150%, 12/15/21............................................  200    197,641
    4.200%, 04/17/28............................................  400    398,780
General Motors Co.
#   4.200%, 10/01/27............................................  300    288,012
General Motors Financial Co., Inc.
    5.250%, 03/01/26............................................  250    258,890
Georgia Power Co.
    3.250%, 03/30/27............................................  250    235,067
Georgia-Pacific LLC
    7.750%, 11/15/29............................................   40     52,616
Goldcorp, Inc.
    3.625%, 06/09/21............................................  190    189,534
Goldman Sachs Group, Inc. (The)
    3.750%, 02/25/26............................................  800    777,253
Halliburton Co.
    3.500%, 08/01/23............................................  200    199,731
Harley-Davidson, Inc.
#   3.500%, 07/28/25............................................  585    561,906
Hasbro, Inc.
    3.150%, 05/15/21............................................   97     95,876
    3.500%, 09/15/27............................................  100     93,747
Home Depot, Inc. (The)
    2.000%, 04/01/21............................................  100     97,550

                                                                  FACE
                                                                 AMOUNT  VALUE+
                                                                 ------ --------
                                                                 (000)
                                                                 ------
#   2.700%, 04/01/23............................................   75   $ 73,474
Honeywell International, Inc.
    2.500%, 11/01/26............................................  700    648,551
HSBC Holdings P.L.C.
    4.000%, 03/30/22............................................  350    355,239
    4.300%, 03/08/26............................................  200    202,131
Humana, Inc.
    3.150%, 12/01/22............................................  400    391,932
Huntington Bancshares, Inc.
    3.150%, 03/14/21............................................   75     74,373
    2.300%, 01/14/22............................................  300    287,520
Hyatt Hotels Corp.
    3.375%, 07/15/23............................................  100     97,742
Illinois Tool Works, Inc.
    3.500%, 03/01/24............................................  100    100,526
ING Bank NV
U   2.050%, 08/15/21............................................  350    335,302
Intel Corp.
#   3.150%, 05/11/27............................................  500    484,305
Inter-American Development Bank
    3.000%, 02/21/24............................................  250    248,537
Intercontinental Exchange, Inc.
#   4.000%, 10/15/23............................................  300    306,066
    3.750%, 12/01/25............................................  250    249,895
International Business Machines Corp.
#   3.300%, 01/27/27............................................  750    728,886
International Paper Co.
    3.800%, 01/15/26............................................   75     73,297
Interpublic Group of Cos., Inc. (The)
    4.200%, 04/15/24............................................  250    249,053
ITC Holdings Corp.
    3.650%, 06/15/24............................................  200    196,170
Janus Capital Group, Inc.
    4.875%, 08/01/25............................................  350    357,595
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
    4.850%, 01/15/27............................................  400    390,574
JM Smucker Co. (The)
#   3.500%, 03/15/25............................................   70     66,984
JPMorgan Chase & Co.
    3.250%, 09/23/22............................................  150    149,013
    3.875%, 02/01/24............................................  500    503,878
    3.900%, 07/15/25............................................  330    329,732
Juniper Networks, Inc.
    4.500%, 03/15/24............................................  200    203,261
Kellogg Co.
    2.750%, 03/01/23............................................   75     71,571
    3.250%, 04/01/26............................................  200    188,446
    3.400%, 11/15/27............................................  500    466,941
Keurig Dr Pepper, Inc.
    3.400%, 11/15/25............................................  250    237,467
KeyBank NA
    3.300%, 06/01/25............................................  250    242,085

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED


                                                                  FACE
                                                                 AMOUNT  VALUE+
                                                                 ------ --------
                                                                 (000)
                                                                 ------
KeyCorp
    5.100%, 03/24/21........................................       100  $104,157
Kimberly-Clark Corp.
    2.400%, 06/01/23........................................        50    47,885
Kohl's Corp.
    4.750%, 12/15/23........................................        67    68,242
Kommunalbanken A.S.
    1.750%, 05/28/19........................................       100    99,275
Kommunekredit
    0.000%, 09/08/22........................................ EUR   400   466,949
Kommuninvest I Sverige AB
    0.250%, 06/01/22........................................ SEK 4,000   451,911
Kraft Heinz Foods Co.
    3.500%, 06/06/22........................................       200   198,812
    3.950%, 07/15/25........................................       400   392,546
Kroger Co. (The)
    7.500%, 04/01/31........................................       424   520,755
Laboratory Corp. of America Holdings
    3.600%, 09/01/27........................................       250   238,232
Legg Mason, Inc.
    4.750%, 03/15/26........................................        30    30,438
Lincoln National Corp.
    3.350%, 03/09/25........................................        75    71,839
Lloyds Banking Group P.L.C.
    3.750%, 01/11/27........................................       450   426,972
Loews Corp.
    2.625%, 05/15/23........................................        50    47,868
    3.750%, 04/01/26........................................       200   196,728
Lowe's Cos., Inc.
    3.875%, 09/15/23........................................        50    51,164
#   3.375%, 09/15/25........................................       125   122,581
    2.500%, 04/15/26........................................       500   458,089
LyondellBasell Industries NV
    6.000%, 11/15/21........................................       200   213,074
    5.750%, 04/15/24........................................       300   324,736
Macquarie Bank, Ltd.
U   3.900%, 01/15/26........................................       250   245,249
Manitoba, Province of Canada
    1.750%, 05/30/19........................................       100    99,185
Manufacturers & Traders Trust Co.
    2.900%, 02/06/25........................................       300   285,733
Marathon Petroleum Corp.
    3.625%, 09/15/24........................................       100    98,446
Markel Corp.
    5.350%, 06/01/21........................................        30    31,276
Marriott International, Inc.
    2.875%, 03/01/21........................................       200   196,913
#   4.000%, 04/15/28........................................       100    98,193
Marsh & McLennan Cos., Inc.
    2.750%, 01/30/22........................................       300   292,764
    3.500%, 03/10/25........................................       250   245,391
Mastercard, Inc.
    2.950%, 11/21/26........................................       300   287,420
Maxim Integrated Products, Inc.
    3.450%, 06/15/27........................................       150   141,774

                                                                  FACE
                                                                 AMOUNT  VALUE+
                                                                 ------ --------
                                                                 (000)
                                                                 ------
McDonald's Corp.
    2.750%, 12/09/20..........................................     30   $ 29,768
    2.625%, 01/15/22..........................................    300    293,172
    3.700%, 01/30/26..........................................    150    149,384
McKesson Corp.
    3.796%, 03/15/24..........................................     75     74,161
Mead Johnson Nutrition Co.
    4.125%, 11/15/25..........................................     48     48,779
Medtronic, Inc.
    3.125%, 03/15/22..........................................     50     49,775
    3.500%, 03/15/25..........................................    250    248,757
MetLife, Inc.
    3.600%, 04/10/24..........................................     50     49,817
    3.000%, 03/01/25..........................................    250    238,184
Microsoft Corp.
    2.400%, 08/08/26..........................................    800    741,896
    3.300%, 02/06/27..........................................    400    395,927
Mizuho Financial Group, Inc.
U   2.632%, 04/12/21..........................................    200    195,202
    2.953%, 02/28/22..........................................    400    389,619
Morgan Stanley
    5.500%, 07/28/21..........................................    100    105,796
    3.875%, 04/29/24..........................................    350    349,475
    3.625%, 01/20/27..........................................    400    385,386
Mosaic Co. (The)
    4.250%, 11/15/23..........................................    300    303,492
MPLX L.P.
    4.125%, 03/01/27..........................................    597    585,703
Nasdaq, Inc.
    4.250%, 06/01/24..........................................    375    378,648
National Australia Bank, Ltd.
    1.875%, 07/12/21..........................................    500    477,336
#U  3.500%, 01/10/27..........................................    250    241,977
National Rural Utilities Cooperative Finance Corp.
    8.000%, 03/01/32..........................................    121    167,259
Nationwide Building Society
U   3.900%, 07/21/25..........................................    600    596,425
NetApp, Inc.
    3.300%, 09/29/24..........................................    200    190,859
NextEra Energy Capital Holdings, Inc.
    3.550%, 05/01/27..........................................    500    482,620
Noble Energy, Inc.
    4.150%, 12/15/21..........................................    200    203,122
Nordstrom, Inc.
#   4.000%, 03/15/27..........................................    200    191,171
Norfolk Southern Corp.
    2.900%, 06/15/26..........................................    200    187,728
NRW Bank
    1.875%, 07/01/19..........................................    100     99,230
Nucor Corp.
#   3.950%, 05/01/28..........................................    300    300,241
Nutrien, Ltd.
    3.625%, 03/15/24..........................................    300    292,439
Nuveen Finance LLC
U   4.125%, 11/01/24..........................................     50     49,498

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
                                                              ------
Occidental Petroleum Corp.
    3.000%, 02/15/27.....................................       300  $  286,168
Omnicom Group, Inc. / Omnicom Capital, Inc.
    3.650%, 11/01/24.....................................       300     291,945
ONEOK, Inc.
    4.000%, 07/13/27.....................................       300     294,936
Ontario, Province of Canada
#   1.875%, 05/21/20.....................................        50      49,069
Oracle Corp.
    2.950%, 05/15/25.....................................     1,900   1,837,425
    3.250%, 11/15/27.....................................     1,750   1,695,459
O'Reilly Automotive, Inc.
    3.600%, 09/01/27.....................................       800     755,401
Pacific Gas & Electric Co.
#   3.250%, 06/15/23.....................................       250     243,391
    2.950%, 03/01/26.....................................       250     225,760
Packaging Corp. of America
    4.500%, 11/01/23.....................................       500     514,882
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
U   3.050%, 01/09/20.....................................        51      50,669
U   3.400%, 11/15/26.....................................       721     674,249
PepsiCo, Inc.
    2.750%, 03/05/22.....................................       100      98,989
Pepsi-Cola Metropolitan Bottling Co., Inc.
    7.000%, 03/01/29.....................................       391     499,980
Phillips 66
    4.300%, 04/01/22.....................................       200     205,640
Phillips 66 Partners L.P.
    3.550%, 10/01/26.....................................       200     188,811
PNC Bank NA
    3.250%, 06/01/25.....................................       250     243,269
PPG Industries, Inc.
    3.750%, 03/15/28.....................................       499     490,689
PPL Capital Funding, Inc.
    3.100%, 05/15/26.....................................       200     185,912
Praxair, Inc.
    2.200%, 08/15/22.....................................        50      48,038
Precision Castparts Corp.
    3.250%, 06/15/25.....................................       344     334,836
Principal Financial Group, Inc.
    3.100%, 11/15/26.....................................       100      93,097
Progressive Corp.
#   2.450%, 01/15/27.....................................       200     181,501
Province of Ontario Canada
    3.150%, 06/02/22..................................... CAD   340     266,898
Province of Quebec Canada
    7.500%, 09/15/29.....................................       500     685,819
Prudential Financial, Inc.
    4.500%, 11/16/21.....................................       100     102,501
    3.500%, 05/15/24.....................................       200     199,124
PSEG Power LLC
    5.125%, 04/15/20.....................................        30      30,867
QUALCOMM, Inc.
    3.450%, 05/20/25.....................................       575     558,830

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
                                                              ------
Quebec, Province of Canada
    3.500%, 07/29/20.......................................      35  $   35,385
Quest Diagnostics, Inc.
    3.500%, 03/30/25.......................................     200     192,953
Reinsurance Group of America, Inc.
    3.950%, 09/15/26.......................................     400     389,470
Rockwell Automation, Inc.
    2.875%, 03/01/25.......................................     300     284,486
Rolls-Royce P.L.C.
U   3.625%, 10/14/25.......................................     600     588,619
Roper Technologies, Inc.
    3.800%, 12/15/26.......................................     200     193,603
Royal Bank of Scotland Group P.L.C.
    4.800%, 04/05/26.......................................     200     203,657
Royal Caribbean Cruises, Ltd.
    7.500%, 10/15/27.......................................     200     237,208
    3.700%, 03/15/28.......................................     200     186,507
salesforce.com, Inc.
    3.700%, 04/11/28.......................................     200     200,674
Santander Holdings USA, Inc.
    4.500%, 07/17/25.......................................     250     249,228
Santander UK Group Holdings P.L.C.
    2.875%, 10/16/20.......................................     350     345,426
Santander UK P.L.C.
#   4.000%, 03/13/24.......................................      50      50,649
Sempra Energy
    3.550%, 06/15/24.......................................     250     243,872
Shell International Finance BV
    2.125%, 05/11/20.......................................     180     177,684
    3.400%, 08/12/23.......................................      30      30,093
    3.250%, 05/11/25.......................................   1,222   1,202,259
#   2.875%, 05/10/26.......................................     450     429,221
Sherwin-Williams Co. (The)
    3.450%, 08/01/25.......................................     100      96,393
Siemens Financieringsmaatschappij NV
U   6.125%, 08/17/26.......................................     200     229,430
Societe Generale SA
U   2.500%, 04/08/21.......................................     350     340,675
Solvay Finance America LLC
U   4.450%, 12/03/25.......................................     200     203,546
Southern California Edison Co.
    6.650%, 04/01/29.......................................      65      76,820
Southern Co. (The)
    1.850%, 07/01/19.......................................     300     297,677
#   3.250%, 07/01/26.......................................     500     474,502
Southern Power Co.
    4.150%, 12/01/25.......................................      50      49,876
Southwest Airlines Co.
    3.000%, 11/15/26.......................................     250     231,162
Southwest Gas Corp.
    3.700%, 04/01/28.......................................     100      98,416

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED


                                                                FACE
                                                               AMOUNT   VALUE+
                                                               ------ ----------
                                                               (000)
                                                               ------
Starbucks Corp.
    2.100%, 02/04/21......................................       100  $   97,212
State Street Corp.
    4.375%, 03/07/21......................................        75      77,207
    3.550%, 08/18/25......................................       200     200,073
Statoil ASA
    2.650%, 01/15/24......................................       100      95,919
Stryker Corp.
    2.000%, 03/08/19......................................       180     179,306
    3.375%, 05/15/24......................................       200     196,746
Sumitomo Mitsui Financial Group, Inc.
    2.934%, 03/09/21......................................        30      29,617
Suncor Energy, Inc.
#   3.600%, 12/01/24......................................       200     197,311
SunTrust Bank
#   2.450%, 08/01/22......................................       400     384,172
SunTrust Banks, Inc.
    2.900%, 03/03/21......................................        75      74,144
SVB Financial Group
    5.375%, 09/15/20......................................       100     103,997
Svenska Handelsbanken AB
    0.250%, 02/28/22...................................... EUR   880   1,028,270
Sweden Government Bond
    3.500%, 06/01/22...................................... SEK 8,000   1,039,415
Sysco Corp.
    2.600%, 10/01/20......................................        30      29,592
    3.300%, 07/15/26......................................     1,000     955,318
Tapestry, Inc.
    4.250%, 04/01/25......................................       300     295,115
Target Corp.
    2.900%, 01/15/22......................................       270     268,812
    2.500%, 04/15/26......................................       325     300,337
TCI Communications, Inc.
    7.875%, 02/15/26......................................       140     173,091
TD Ameritrade Holding Corp.
    3.625%, 04/01/25......................................        30      29,666
Telefonica Europe BV
    8.250%, 09/15/30......................................       975   1,259,221
Thomson Reuters Corp.
    4.300%, 11/23/23......................................       400     407,890
TJX Cos., Inc. (The)
    2.250%, 09/15/26......................................     1,150   1,035,662
Total Capital SA
    2.125%, 08/10/18......................................       100      99,999
Total System Services, Inc.
    4.800%, 04/01/26......................................        30      31,003
    4.450%, 06/01/28......................................       107     107,563
TransCanada PipeLines, Ltd.
    2.500%, 08/01/22......................................       200     192,324
    4.875%, 01/15/26......................................        90      94,622
U.S. Bancorp
    3.700%, 01/30/24......................................        75      75,267
U.S. Bank NA
    2.800%, 01/27/25......................................       750     713,496
UBS Group Funding Switzerland AG
U   4.125%, 09/24/25......................................       200     200,084

                                                              FACE
                                                             AMOUNT    VALUE+
                                                             ------ ------------
                                                             (000)
                                                             ------
Unilever Capital Corp.
    2.000%, 07/28/26......................................    100   $     89,261
Union Pacific Corp.
    3.750%, 03/15/24......................................    200        201,158
    3.950%, 09/10/28......................................    150        152,008
United Parcel Service, Inc.
#   2.450%, 10/01/22......................................    100         96,841
United Technologies Corp.
#   7.500%, 09/15/29......................................     40         51,191
Unum Group
    3.000%, 05/15/21......................................    350        343,374
Valero Energy Corp.
    3.400%, 09/15/26......................................    250        238,977
Verizon Communications, Inc.
    3.376%, 02/15/25......................................    174        168,640
    2.625%, 08/15/26......................................    200        180,926
    4.329%, 09/21/28......................................    323        324,824
Viacom, Inc.
#   3.875%, 04/01/24......................................     31         30,126
Visa, Inc.
    3.150%, 12/14/25......................................    375        364,523
Vodafone Group P.L.C.
    7.875%, 02/15/30......................................    200        252,779
Walgreens Boots Alliance, Inc.
    3.450%, 06/01/26......................................    450        425,605
Walmart, Inc.
    2.550%, 04/11/23......................................    100         96,838
Walt Disney Co. (The)
    3.150%, 09/17/25......................................    200        196,023
Warner Media LLC
    3.550%, 06/01/24......................................    200        194,160
    3.600%, 07/15/25......................................    300        287,585
Waste Management, Inc.
    3.500%, 05/15/24......................................    310        306,932
WEC Energy Group, Inc.
    3.550%, 06/15/25......................................    500        493,603
Wells Fargo & Co.
    3.000%, 02/19/25......................................    350        332,193
    3.000%, 04/22/26......................................    150        140,083
Westpac Banking Corp.
    4.875%, 11/19/19......................................    100        102,474
    2.850%, 05/13/26......................................    300        277,864
    3.350%, 03/08/27......................................    550        523,826
WestRock MWV LLC
    8.200%, 01/15/30......................................    222        291,781
Whirlpool Corp.
    3.700%, 05/01/25......................................    200        194,530
Williams Partners L.P.
    4.000%, 09/15/25......................................    500        494,575
    3.750%, 06/15/27......................................    110        106,069
Wm Wrigley Jr Co.
U   2.900%, 10/21/19......................................     75         74,899
Zimmer Biomet Holdings, Inc.
    3.550%, 04/01/25......................................    300        287,754
Zoetis, Inc.
    3.000%, 09/12/27......................................    355        331,508
                                                                    ------------
TOTAL BONDS                                                          113,704,926
                                                                    ------------

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED



                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
                                                              ------
U.S. TREASURY OBLIGATIONS -- (24.2%)
U.S. Treasury Bonds
   6.250%, 08/15/23.......................................... 1,210  $1,402,513
   6.875%, 08/15/25.......................................... 1,000   1,251,289
   6.000%, 02/15/26.......................................... 1,000   1,207,891
   6.625%, 02/15/27.......................................... 1,400   1,789,320
   6.125%, 11/15/27..........................................   750     942,100
   5.250%, 02/15/29.......................................... 2,570   3,098,255
   6.125%, 08/15/29..........................................   945   1,223,738
   6.250%, 05/15/30.......................................... 1,030   1,363,382
   5.375%, 02/15/31.......................................... 2,510   3,135,833
U.S. Treasury Notes
   2.000%, 07/31/20.......................................... 1,300   1,282,887
   1.250%, 03/31/21.......................................... 2,260   2,173,220
   1.125%, 07/31/21.......................................... 1,800   1,714,922
   1.625%, 08/15/22.......................................... 2,000   1,909,531
   1.500%, 02/28/23.......................................... 1,600   1,508,375
   1.500%, 03/31/23.......................................... 2,430   2,288,471
   1.750%, 05/15/23.......................................... 1,000     951,289
   1.250%, 07/31/23.......................................... 1,000     925,664
   2.750%, 02/15/24.......................................... 1,800   1,788,328
   2.500%, 05/15/24.......................................... 1,950   1,909,477
   2.250%, 11/15/24.......................................... 1,500   1,443,223

                                                            FACE
                                                           AMOUNT     VALUE+
                                                           ------- ------------
                                                           (000)
                                                           -------
   2.000%, 02/15/25.......................................  1,000  $    945,391
   2.125%, 05/15/25.......................................  2,850     2,710,172
   2.000%, 08/15/25.......................................  3,500     3,295,059
   2.250%, 11/15/25.......................................  2,400     2,293,031
   1.625%, 02/15/26.......................................  1,000       911,523
   1.625%, 05/15/26.......................................  2,700     2,453,941
   1.500%, 08/15/26.......................................  2,000     1,793,906
   2.250%, 11/15/27.......................................  2,750     2,592,090
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS...................................   50,304,821
                                                                   ------------
TOTAL INVESTMENT SECURITIES.......................................  200,381,055
                                                                   ------------

                                                           SHARES
                                                           -------
SECURITIES LENDING COLLATERAL -- (3.7%)
@(S) DFA Short Term Investment Fund....................... 668,193    7,731,665
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $215,043,367)^^...................................         $208,112,720
                                                                   ============

At July 31, 2018, DFA Social Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                 UNREALIZED
                                                                   FOREIGN
                                                                  EXCHANGE
  CURRENCY                                           SETTLEMENT APPRECIATION
  PURCHASED      CURRENCY SOLD     COUNTERPARTY         DATE    (DEPRECIATION)
--------------   -------------- -------------------  ---------- --------------
USD  1,768,200   EUR  1,505,607   Citibank, N.A.      08/28/18       $4,322
                                                                  ----------
TOTAL APPRECIATION                                                   $4,322
                                                                  ----------
USD  1,497,928   SEK 13,247,430   Citibank, N.A.      08/20/18    $(10,675)
USD    266,490   CAD    351,345   Citibank, N.A.      08/21/18      (3,688)
                                                                  ----------
TOTAL (DEPRECIATION)...........................................   $(14,363)
                                                                  ----------
TOTAL APPRECIATION (DEPRECIATION)..............................   $(10,041)
                                                                  ==========

CAD    Canadian Dollars
EUR    Euro
SEK    Swedish Krona

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                      LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                      ------- ------------ ------- ------------
Agency Obligations...................    --   $ 36,371,308   --    $ 36,371,308
Bonds................................    --    113,704,926   --     113,704,926
U.S. Treasury Obligations............    --     50,304,821   --      50,304,821

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED



                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------
                               LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                               ------- ------------  ------- ------------
Securities Lending Collateral      --  $  7,731,665    --    $  7,731,665
Forward Currency Contracts**..     --       (10,041)   --         (10,041)
                               ------  ------------  ------  ------------
TOTAL.........................     --  $208,102,679      --  $208,102,679
                               ======  ============  ======  ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

** Valued at the unrealized appreciation/(depreciation) on the investment.

                    DFA DIVERSIFIED FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                                                              FACE
                                                                                           AMOUNT(+/-)    VALUE+
                                                                                           ----------- ------------
                                                                                              (000)
                                                                                           -----------
U.S. TREASURY OBLIGATIONS -- (19.7%)
Treasury Inflation Protected Security
   0.125%, 04/15/20.......................................................................     30,807  $ 32,586,450
   0.125%, 04/15/21.......................................................................     25,686    26,671,341
   0.125%, 01/15/22.......................................................................     10,500    11,381,956
   0.125%, 04/15/22.......................................................................     17,400    17,500,709
   0.125%, 01/15/23.......................................................................     13,600    14,373,601
   0.625%, 01/15/24.......................................................................     11,900    12,699,906
   2.375%, 01/15/25.......................................................................     24,373    35,697,894
   0.625%, 01/15/26.......................................................................      5,150     5,367,710
                                                                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS...........................................................              156,279,567
                                                                                                       ------------

                                                                                             SHARES
                                                                                           -----------
AFFILIATED INVESTMENT COMPANIES -- (79.6%)
   Investment in DFA Intermediate Government Fixed Income Portfolio of DFA Investment
     Dimensions Group Inc................................................................. 32,914,133   394,311,313
   Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions
     Group Inc............................................................................ 23,816,137   236,256,079
                                                                                                       ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES......................................              630,567,392
                                                                                                       ------------
TOTAL INVESTMENT SECURITIES...............................................................              786,846,959
                                                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
   State Street Institutional U.S. Government Money Market Fund, 1.830%...................  5,240,973     5,240,973
                                                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $810,306,458)^^...................................................................             $792,087,932
                                                                                                       ============

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
-                                ----------------------------------------------
                                   LEVEL 1        LEVEL 2    LEVEL 3    TOTAL
                                 ------------   ------------ ------- ------------
U.S. Treasury Obligations.......           --   $156,279,567   --    $156,279,567
Affiliated Investment Companies. $630,567,392             --   --     630,567,392
Temporary Cash Investments......    5,240,973             --   --       5,240,973
                                 ------------   ------------   --    ------------
TOTAL........................... $635,808,365   $156,279,567   --    $792,087,932
                                 ============   ============   ==    ============

                  U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                       SHARES    VALUE+
                                                       ------- -----------
     COMMON STOCKS -- (94.7%)
     CONSUMER DISCRETIONARY -- (21.3%)
         Altice USA, Inc., Class A....................  24,659 $   422,409
     *   Amazon.com, Inc..............................  11,421  20,300,142
         Aptiv P.L.C..................................  17,333   1,699,847
         Aramark......................................  26,283   1,056,839
         Best Buy Co., Inc............................  47,415   3,557,548
     *   Booking Holdings, Inc........................   2,871   5,824,455
     *   Burlington Stores, Inc.......................   6,679   1,020,618
     #*  CarMax, Inc..................................   1,800     134,424
         CBS Corp., Class B...........................  46,219   2,434,355
         Comcast Corp., Class A....................... 207,454   7,422,704
         Darden Restaurants, Inc......................  17,800   1,903,532
         Dollar General Corp..........................  10,319   1,012,810
     *   Dollar Tree, Inc.............................   7,988     729,145
     *   Five Below, Inc..............................   2,249     218,513
         Gap, Inc. (The)..............................  60,160   1,815,027
         General Motors Co............................ 102,652   3,891,537
         Goodyear Tire & Rubber Co. (The).............     139       3,365
     #   Hanesbrands, Inc.............................  36,110     803,809
     #   Harley-Davidson, Inc.........................  13,747     589,609
         Hasbro, Inc..................................  12,361   1,231,279
         Hilton Worldwide Holdings, Inc...............  16,858   1,326,050
         Home Depot, Inc. (The).......................  61,625  12,172,170
         Interpublic Group of Cos., Inc. (The)........  44,818   1,010,646
         Kohl's Corp..................................  24,344   1,798,291
         Las Vegas Sands Corp.........................  27,401   1,970,132
         Lear Corp....................................   8,983   1,618,108
     #   Leggett & Platt, Inc.........................  13,036     567,979
     *   Live Nation Entertainment, Inc...............  13,769     678,536
         Lowe's Cos., Inc.............................  53,698   5,334,359
         Macy's, Inc..................................  45,522   1,808,589
         Marriott International, Inc., Class A........  17,085   2,184,146
     *   Michael Kors Holdings, Ltd...................  22,023   1,469,595
         NIKE, Inc., Class B..........................  65,644   5,048,680
     #   Nordstrom, Inc...............................  18,619     975,822
     *   NVR, Inc.....................................     320     883,018
     #   Omnicom Group, Inc...........................  37,043   2,549,670
     *   O'Reilly Automotive, Inc.....................   5,411   1,655,766
     #   Polaris Industries, Inc......................   8,976     946,250
         Pool Corp....................................   4,221     646,868
         Ross Stores, Inc.............................  25,309   2,212,766
         Service Corp. International..................  17,986     707,749
     *   ServiceMaster Global Holdings, Inc...........  10,092     575,143
         Starbucks Corp...............................  72,369   3,791,412
         Target Corp..................................  39,579   3,193,234
         Thor Industries, Inc.........................   3,697     350,660
         TJX Cos., Inc. (The).........................  40,634   3,952,063
         Tractor Supply Co............................  17,800   1,389,112
     *   Ulta Salon Cosmetics & Fragrance, Inc........   7,961   1,945,589
         VF Corp......................................  17,153   1,579,277
     #   Viacom, Inc., Class A........................     500      17,200
         Viacom, Inc., Class B........................  48,409   1,406,281
     #   World Wrestling Entertainment, Inc., Class A.   2,634     208,376
         Wyndham Destinations, Inc....................   7,845     361,811

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED



                                                     SHARES     VALUE+
                                                     ------- ------------
       CONSUMER DISCRETIONARY -- (Continued)
           Wynn Resorts, Ltd........................  12,104 $  2,018,705
                                                             ------------
       TOTAL CONSUMER DISCRETIONARY.................          124,426,020
                                                             ------------
       CONSUMER STAPLES -- (8.8%)
           Altria Group, Inc........................ 105,531    6,192,559
           Brown-Forman Corp., Class A..............   2,344      124,865
           Brown-Forman Corp., Class B..............  10,649      566,740
       #   Campbell Soup Co.........................  36,781    1,504,343
       #   Church & Dwight Co., Inc.................  16,341      913,462
       #   Clorox Co. (The).........................  13,674    1,848,314
           Coca-Cola Co. (The)...................... 159,719    7,447,697
           Costco Wholesale Corp....................  28,097    6,145,095
           Estee Lauder Cos., Inc. (The), Class A...  10,372    1,399,598
           General Mills, Inc.......................  26,206    1,207,048
       *   Herbalife Nutrition, Ltd.................   8,932      461,159
           Hershey Co. (The)........................   9,460      929,067
           Ingredion, Inc...........................   5,589      566,166
       #   Kellogg Co...............................  16,233    1,153,030
           Keurig Dr Pepper, Inc....................  11,310      271,553
           Kimberly-Clark Corp......................  19,329    2,200,800
           Kroger Co. (The).........................  86,083    2,496,407
       #*  National Beverage Corp...................      36        3,798
           PepsiCo, Inc.............................  65,619    7,546,185
       *   Pilgrim's Pride Corp.....................   7,080      126,166
           Sysco Corp...............................  30,351    2,039,891
           Walmart, Inc.............................  69,502    6,201,663
                                                             ------------
       TOTAL CONSUMER STAPLES.......................           51,345,606
                                                             ------------
       ENERGY -- (0.9%)
       #   Apache Corp..............................  42,512    1,955,552
           Cimarex Energy Co........................   7,226      712,484
       *   Continental Resources, Inc...............  11,150      712,150
       #   Core Laboratories NV.....................     753       84,426
           Marathon Petroleum Corp..................  17,255    1,394,722
       *   Newfield Exploration Co..................  20,156      578,880
                                                             ------------
       TOTAL ENERGY.................................            5,438,214
                                                             ------------
       FINANCIALS -- (4.2%)
           American Express Co......................  56,926    5,665,275
           Ameriprise Financial, Inc................   7,125    1,037,899
           Aon P.L.C................................  14,095    2,023,337
           BGC Partners, Inc., Class A..............   4,800       51,552
       #*  Credit Acceptance Corp...................   1,186      454,950
           Discover Financial Services..............  14,023    1,001,382
           Eaton Vance Corp.........................  15,928      846,255
           Erie Indemnity Co., Class A..............     726       90,198
       #   FactSet Research Systems, Inc............   4,533      912,765
           Interactive Brokers Group, Inc., Class A.   3,600      215,496
           Lazard, Ltd., Class A....................   3,825      207,697
           LPL Financial Holdings, Inc..............  13,858      918,647
       #   MarketAxess Holdings, Inc................   3,198      619,676
           Marsh & McLennan Cos., Inc...............  38,885    3,241,454
           Moody's Corp.............................   9,000    1,540,080
           MSCI, Inc................................   9,524    1,582,793
           S&P Global, Inc..........................  14,131    2,832,418
           Santander Consumer USA Holdings, Inc.....  21,091      405,791

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED



                                                        SHARES   VALUE+
                                                        ------ -----------
     FINANCIALS -- (Continued)
         T Rowe Price Group, Inc.......................  9,133 $ 1,087,558
                                                               -----------
     TOTAL FINANCIALS..................................         24,735,223
                                                               -----------
     HEALTHCARE -- (7.5%)
         AbbVie, Inc................................... 83,363   7,688,569
         AmerisourceBergen Corp........................ 20,865   1,707,383
         Amgen, Inc.................................... 48,809   9,593,409
     *   Biogen, Inc................................... 13,571   4,537,735
         Cardinal Health, Inc..........................  7,635     381,368
     *   Catalent, Inc................................. 11,005     458,909
     *   Celgene Corp.................................. 19,168   1,726,845
     *   Charles River Laboratories International, Inc.  1,329     165,195
         Encompass Health Corp......................... 12,673     958,459
     #*  Exelixis, Inc................................. 17,448     361,174
     *   Express Scripts Holding Co.................... 23,059   1,832,268
         Gilead Sciences, Inc.......................... 97,019   7,550,989
         Humana, Inc...................................  7,554   2,373,316
     *   Mettler-Toledo International, Inc.............  2,685   1,590,889
     *   Varian Medical Systems, Inc...................  2,152     248,448
         Zoetis, Inc................................... 30,606   2,646,807
                                                               -----------
     TOTAL HEALTHCARE..................................         43,821,763
                                                               -----------
     INDUSTRIALS -- (18.3%)
         3M Co......................................... 25,546   5,423,927
         Alaska Air Group, Inc......................... 14,919     937,361
         Allegion P.L.C................................ 11,307     921,973
         Allison Transmission Holdings, Inc............ 11,867     557,749
         AMERCO........................................    298     112,370
     #   American Airlines Group, Inc.................. 50,289   1,988,427
         Boeing Co. (The).............................. 29,494  10,508,712
         BWX Technologies, Inc.........................  9,938     653,523
         Caterpillar, Inc.............................. 41,915   6,027,377
         CH Robinson Worldwide, Inc.................... 18,093   1,668,717
         Cintas Corp...................................  3,432     701,775
     *   Copart, Inc................................... 25,967   1,490,246
         Cummins, Inc..................................  5,198     742,326
         Deere & Co.................................... 21,389   3,096,913
         Delta Air Lines, Inc.......................... 48,999   2,666,526
     #   Donaldson Co., Inc............................ 16,348     779,800
         Emerson Electric Co...........................  8,855     640,039
         Expeditors International of Washington, Inc... 24,843   1,892,291
     #   Fastenal Co................................... 31,276   1,780,543
         FedEx Corp.................................... 16,519   4,061,527
         Fortive Corp..................................  8,928     732,810
         General Dynamics Corp......................... 17,163   3,428,481
         Graco, Inc.................................... 18,802     867,524
         Harris Corp................................... 11,934   1,968,513
     *   HD Supply Holdings, Inc....................... 14,562     640,437
         Honeywell International, Inc.................. 51,977   8,298,128
         Huntington Ingalls Industries, Inc............  5,824   1,357,283
         Illinois Tool Works, Inc...................... 13,724   1,967,061
         JB Hunt Transport Services, Inc............... 16,147   1,936,025
         KAR Auction Services, Inc..................... 13,194     784,383
         Lennox International, Inc.....................  2,197     476,925
         Lincoln Electric Holdings, Inc................  8,192     769,556
         Lockheed Martin Corp..........................  6,780   2,210,958
         Masco Corp.................................... 20,324     819,667
     *   Middleby Corp. (The)..........................  3,903     399,979

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED



                                                      SHARES     VALUE+
                                                      ------- ------------
      INDUSTRIALS -- (Continued)
          Nordson Corp...............................   7,070 $    948,158
          Northrop Grumman Corp......................   7,998    2,403,319
          PACCAR, Inc................................  16,545    1,087,337
          Robert Half International, Inc.............  15,422    1,168,371
          Rockwell Automation, Inc...................   4,989      935,737
          Rollins, Inc...............................  14,685      806,794
      *   Sensata Technologies Holding P.L.C.........   7,661      416,529
          Southwest Airlines Co......................  29,950    1,741,892
          Spirit AeroSystems Holdings, Inc., Class A.  14,286    1,332,170
          Toro Co. (The).............................  10,782      648,969
          TransUnion.................................  11,083      802,409
          Union Pacific Corp.........................  33,392    5,005,127
      *   United Continental Holdings, Inc...........  40,490    3,255,396
          United Parcel Service, Inc., Class B.......  32,564    3,904,098
      *   United Rentals, Inc........................   9,997    1,487,554
      *   Verisk Analytics, Inc......................  16,771    1,855,208
      *   WABCO Holdings, Inc........................   3,643      457,852
          Waste Management, Inc......................  32,003    2,880,270
          WW Grainger, Inc...........................   7,189    2,491,420
                                                              ------------
      TOTAL INDUSTRIALS..............................          106,938,462
                                                              ------------
      INFORMATION TECHNOLOGY -- (27.0%)
          Accenture P.L.C., Class A..................  44,701    7,122,210
      #*  Advanced Micro Devices, Inc................ 121,650    2,229,844
          Alliance Data Systems Corp.................   8,954    2,013,576
          Amphenol Corp., Class A....................  17,007    1,590,325
          Apple, Inc................................. 108,347   20,617,351
          Applied Materials, Inc.....................  80,194    3,899,834
          Automatic Data Processing, Inc.............  26,275    3,546,862
          Booz Allen Hamilton Holding Corp...........  12,265      579,767
          Broadridge Financial Solutions, Inc........  14,522    1,640,696
      *   Cadence Design Systems, Inc................  17,149      756,099
          CDK Global, Inc............................   2,876      179,606
          CDW Corp...................................  18,516    1,557,010
      *   Citrix Systems, Inc........................  16,142    1,775,136
      *   CommScope Holding Co., Inc.................  14,891      478,150
      *   F5 Networks, Inc...........................   7,719    1,322,882
      *   Fair Isaac Corp............................   3,448      694,634
      *   First Data Corp., Class A..................  68,097    1,583,936
      *   Fiserv, Inc................................  24,830    1,874,168
      *   Flex, Ltd..................................  38,582      538,605
      *   GoDaddy, Inc., Class A.....................  14,999    1,104,226
          International Business Machines Corp.......  67,819    9,829,008
          Intuit, Inc................................  15,783    3,223,520
          Jabil, Inc.................................   5,217      146,963
          Jack Henry & Associates, Inc...............   7,950    1,070,865
          KLA-Tencor Corp............................  16,852    1,978,762
          Lam Research Corp..........................  10,411    1,984,753
          Mastercard, Inc., Class A..................  49,864    9,873,072
      #*  Match Group, Inc...........................   3,234      116,812
          Maxim Integrated Products, Inc.............  31,988    1,955,746
          Microchip Technology, Inc..................  14,979    1,399,488
      *   Micron Technology, Inc..................... 100,307    5,295,207
          Microsoft Corp............................. 194,376   20,619,406
          NetApp, Inc................................  37,000    2,868,240
          NVIDIA Corp................................  38,423    9,408,256
      *   ON Semiconductor Corp......................  33,818      745,687
          Paychex, Inc...............................  20,042    1,383,299
      #*  Paycom Software, Inc.......................   2,354      250,113

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                                              SHARES      VALUE+
                                                                            ---------- ------------
INFORMATION TECHNOLOGY -- (Continued)
      Sabre Corp...........................................................     26,325 $    648,121
      Seagate Technology P.L.C.............................................     31,194    1,641,428
      Skyworks Solutions, Inc..............................................     15,610    1,476,394
      Texas Instruments, Inc...............................................     70,754    7,876,335
      Total System Services, Inc...........................................     20,409    1,868,240
#*    Ubiquiti Networks, Inc...............................................      4,247      350,717
      Visa, Inc., Class A..................................................    100,486   13,740,456
      Western Digital Corp.................................................     19,367    1,358,595
#     Western Union Co. (The)..............................................     25,456      513,193
*     Zebra Technologies Corp., Class A....................................      5,812      801,649
                                                                                       ------------
TOTAL INFORMATION TECHNOLOGY...............................................             157,529,242
                                                                                       ------------
MATERIALS -- (3.3%)
*     Alcoa Corp...........................................................     16,493      713,652
      Avery Dennison Corp..................................................      8,699      997,601
*     Axalta Coating Systems, Ltd..........................................     30,841      932,940
*     Berry Global Group, Inc..............................................      9,487      463,440
      Celanese Corp., Series A.............................................      9,722    1,148,265
      Chemours Co. (The)...................................................     17,753      813,265
*     Crown Holdings, Inc..................................................      9,715      439,798
      Eastman Chemical Co..................................................     10,937    1,133,292
      Freeport-McMoRan, Inc................................................     84,858    1,400,157
      Huntsman Corp........................................................     26,601      891,932
      International Flavors & Fragrances, Inc..............................      1,630      216,399
      LyondellBasell Industries NV, Class A................................     27,540    3,051,157
      NewMarket Corp.......................................................        319      130,611
      Packaging Corp. of America...........................................     14,747    1,664,936
      PPG Industries, Inc..................................................     16,047    1,775,761
      RPM International, Inc...............................................      3,701      238,233
      Scotts Miracle-Gro Co. (The).........................................      3,528      280,229
      Sealed Air Corp......................................................     11,977      527,826
      Sherwin-Williams Co. (The)...........................................      5,049    2,225,246
#     Southern Copper Corp.................................................      2,568      126,757
      Westlake Chemical Corp...............................................      1,981      212,403
      WR Grace & Co........................................................      1,617      119,432
                                                                                       ------------
TOTAL MATERIALS............................................................              19,503,332
                                                                                       ------------
TELECOMMUNICATIONS SERVICES -- (3.3%)
#*    Sprint Corp..........................................................     10,048       54,561
*     T-Mobile US, Inc.....................................................     21,718    1,303,080
      Verizon Communications, Inc..........................................    315,891   16,312,611
*     Zayo Group Holdings, Inc.............................................     35,709    1,324,447
                                                                                       ------------
TOTAL TELECOMMUNICATIONS SERVICES..........................................              18,994,699
                                                                                       ------------
UTILITIES -- (0.1%)
      NRG Energy, Inc......................................................     11,621      368,037
                                                                                       ------------
TOTAL COMMON STOCKS........................................................             553,100,598
                                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (3.6%)
      State Street Institutional U.S. Government Money Market Fund, 1.830%. 20,997,839   20,997,838
                                                                                       ------------
SECURITIES LENDING COLLATERAL -- (1.7%)
@(S)  DFA Short Term Investment Fund.......................................    860,718    9,959,370
                                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $542,015,635)^^......................................................            $584,057,806
                                                                                       ============

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED



Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                --------------------------------------------
                                  LEVEL 1       LEVEL 2   LEVEL 3    TOTAL
                                ------------   ---------- ------- ------------
Common Stocks
   Consumer Discretionary...... $124,426,020           --   --    $124,426,020
   Consumer Staples............   51,345,606           --   --      51,345,606
   Energy......................    5,438,214           --   --       5,438,214
   Financials..................   24,735,223           --   --      24,735,223
   Healthcare..................   43,821,763           --   --      43,821,763
   Industrials.................  106,938,462           --   --     106,938,462
   Information Technology......  157,529,242           --   --     157,529,242
   Materials...................   19,503,332           --   --      19,503,332
   Telecommunications Services.   18,994,699           --   --      18,994,699
   Utilities...................      368,037           --   --         368,037
Temporary Cash Investments.....   20,997,838           --   --      20,997,838
Securities Lending Collateral..           --   $9,959,370   --       9,959,370
                                ------------   ----------   --    ------------
TOTAL.......................... $574,098,436   $9,959,370   --    $584,057,806
                                ============   ==========   ==    ============

              INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                                 SHARES    VALUE>>
                                                                 ------- -----------
COMMON STOCKS -- (94.1%)
AUSTRALIA -- (6.0%)
    Amcor, Ltd..................................................  65,598 $   734,344
    AMP, Ltd.................................................... 167,737     424,211
    Aristocrat Leisure, Ltd.....................................  25,866     619,567
    BHP Billiton, Ltd........................................... 118,375   3,091,543
    BlueScope Steel, Ltd........................................  11,644     153,001
    Brambles, Ltd............................................... 109,313     802,831
    Caltex Australia, Ltd.......................................  16,950     410,052
    CIMIC Group, Ltd............................................   5,961     214,380
    Coca-Cola Amatil, Ltd.......................................  30,984     220,702
    Cochlear, Ltd...............................................   2,964     448,023
    Computershare, Ltd..........................................  28,530     386,175
    CSL, Ltd....................................................  11,830   1,730,805
#   Domino's Pizza Enterprises, Ltd.............................   3,428     127,296
    Evolution Mining, Ltd.......................................  86,897     180,200
    Flight Centre Travel Group, Ltd.............................   2,513     127,083
#   Fortescue Metals Group, Ltd................................. 113,634     369,600
    Macquarie Group, Ltd........................................   4,672     426,263
#   Magellan Financial Group, Ltd...............................   6,908     126,830
    Medibank Pvt, Ltd........................................... 162,455     375,723
    Northern Star Resources, Ltd................................  39,156     209,481
#   Platinum Asset Management, Ltd..............................   7,167      29,256
    Qantas Airways, Ltd.........................................  60,653     303,152
    Ramsay Health Care, Ltd.....................................   8,697     363,175
    REA Group, Ltd..............................................   3,294     212,675
    Reece, Ltd..................................................   9,871      89,738
    Rio Tinto, Ltd..............................................  16,217     980,109
    Seek, Ltd...................................................  20,195     321,226
    Telstra Corp., Ltd.......................................... 169,952     358,368
#   TPG Telecom, Ltd............................................  22,312      95,675
    Woolworths Group, Ltd.......................................  36,525     817,131
                                                                         -----------
TOTAL AUSTRALIA.................................................          14,748,615
                                                                         -----------
AUSTRIA -- (0.2%)
    OMV AG......................................................   4,751     268,494
    Voestalpine AG..............................................   4,436     221,956
                                                                         -----------
TOTAL AUSTRIA...................................................             490,450
                                                                         -----------
BELGIUM -- (1.0%)
    Anheuser-Busch InBev SA/NV..................................   6,630     674,696
    Colruyt SA..................................................   2,646     158,180
    KBC Group NV................................................   5,681     436,122
    Proximus SADP...............................................   6,086     149,162
    Solvay SA...................................................   4,513     618,284
    Umicore SA..................................................   8,614     504,113
                                                                         -----------
TOTAL BELGIUM...................................................           2,540,557
                                                                         -----------
CANADA -- (8.6%)
*   Air Canada..................................................   4,200      75,970
#   Alimentation Couche-Tard, Inc., Class B.....................  11,900     546,585
    Barrick Gold Corp...........................................  69,897     783,410
    Barrick Gold Corp...........................................   2,592      29,004
*   Bausch Health Cos., Inc.....................................   2,823      61,359
*   Bausch Health Cos., Inc.....................................   3,149      68,434
#   BCE, Inc....................................................   3,790     160,810

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------ -----------
   CANADA -- (Continued)
       CAE, Inc..........................................  3,619 $    75,393
       CAE, Inc..........................................  9,787     204,059
   *   Canada Goose Holdings, Inc........................  2,000     114,802
       Canadian National Railway Co...................... 18,808   1,676,733
       Canadian Natural Resources, Ltd................... 39,462   1,450,039
       Canadian Pacific Railway, Ltd.....................  3,499     693,992
   #   Canadian Tire Corp., Ltd., Class A................  3,900     531,163
   *   Canfor Corp.......................................  4,100      89,889
       CCL Industries, Inc., Class B.....................  6,800     345,005
   *   CGI Group, Inc., Class A..........................  7,703     495,688
       CI Financial Corp................................. 13,800     241,130
       Constellation Software, Inc.......................    900     652,440
       Dollarama, Inc....................................  3,900     140,908
       Enerplus Corp.....................................  9,100     118,712
       Fairfax Financial Holdings, Ltd...................    701     396,076
       Finning International, Inc........................  7,300     191,135
       George Weston, Ltd................................  3,460     287,843
   #   Gildan Activewear, Inc............................ 10,267     263,349
       Inter Pipeline, Ltd............................... 23,817     454,058
       Keyera Corp....................................... 10,900     315,558
   #   Kinder Morgan Canada, Ltd.........................  4,172      52,950
   *   Kinross Gold Corp................................. 56,684     204,801
       Kirkland Lake Gold, Ltd...........................  8,700     190,138
       Linamar Corp......................................  2,527     115,486
       Loblaw Cos., Ltd..................................  7,000     370,112
       Lundin Mining Corp................................ 39,801     220,292
       Magna International, Inc.......................... 12,077     734,040
   #   Methanex Corp.....................................  4,205     290,565
       Metro, Inc........................................    136       4,583
       National Bank of Canada........................... 19,284     945,336
       Norbord, Inc......................................  2,300      82,746
       Northland Power, Inc..............................  5,600     102,370
       Onex Corp.........................................  5,400     404,196
       Open Text Corp.................................... 14,200     528,441
   #   Parkland Fuel Corp................................  5,500     148,741
       Premium Brands Holdings Corp......................  1,536     120,426
       Quebecor, Inc., Class B...........................  7,782     162,179
       Restaurant Brands International, Inc..............  5,100     325,363
       Rogers Communications, Inc., Class B..............  9,431     479,755
       Royal Bank of Canada.............................. 34,564   2,694,955
       Saputo, Inc....................................... 10,615     353,901
   *   Seven Generations Energy, Ltd., Class A........... 15,641     178,672
       Shaw Communications, Inc., Class B................  6,400     133,869
       Shaw Communications, Inc., Class B................ 18,661     390,575
   *   Spin Master Corp..................................    900      36,876
       Teck Resources, Ltd., Class B..................... 35,188     915,944
       Toromont Industries, Ltd..........................  4,200     215,642
       Vermilion Energy, Inc.............................  5,431     186,718
       West Fraser Timber Co., Ltd.......................  3,900     242,242
                                                                 -----------
   TOTAL CANADA..........................................         21,295,458
                                                                 -----------
   DENMARK -- (1.4%)
       Coloplast A.S., Class B...........................  3,561     388,397
       Novo Nordisk A.S., Class B........................ 53,680   2,670,434
       Pandora A.S.......................................  7,293     517,893
                                                                 -----------
   TOTAL DENMARK.........................................          3,576,724
                                                                 -----------

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
   FINLAND -- (0.9%)
       Elisa Oyj.........................................   6,391 $   277,503
       Kone Oyj, Class B.................................  10,870     594,217
       Neste Oyj.........................................   5,473     451,447
       Stora Enso Oyj, Class R...........................  16,698     275,557
       UPM-Kymmene Oyj...................................   9,371     332,414
       Wartsila Oyj Abp..................................  15,976     345,859
                                                                  -----------
   TOTAL FINLAND.........................................           2,276,997
                                                                  -----------
   FRANCE -- (9.3%)
       Aeroports de Paris................................     983     219,742
       Air Liquide SA....................................   9,703   1,240,568
       Airbus SE.........................................  13,533   1,674,968
       Arkema SA.........................................   3,960     495,883
       Atos SE...........................................   5,073     679,768
       BioMerieux........................................     367      30,520
       Bouygues SA.......................................  12,935     568,033
       Bureau Veritas SA.................................  12,538     322,546
       Carrefour SA......................................  26,354     472,495
       Cie Generale des Etablissements Michelin SCA......  11,181   1,435,835
       Cie Plastic Omnium SA.............................   3,897     163,101
       Danone SA.........................................  16,327   1,281,869
       Eiffage SA........................................   5,088     568,588
       Electricite de France SA..........................  20,408     305,572
       Eurofins Scientific SE............................     367     200,045
       Faurecia SA.......................................   4,630     314,508
       Hermes International..............................     740     468,343
       Iliad SA..........................................     973     153,828
       Ipsen SA..........................................   1,412     234,596
       Legrand SA........................................  11,786     865,066
       LVMH Moet Hennessy Louis Vuitton SE...............   7,653   2,666,979
       Orange SA.........................................  69,074   1,177,138
       Peugeot SA........................................  38,880   1,116,710
       Publicis Groupe SA................................   2,812     179,452
       Safran SA.........................................   6,795     842,605
       Sartorius Stedim Biotech..........................     879     104,622
       SEB SA............................................   1,247     236,863
       SES SA............................................   6,218     124,214
   #   Sodexo SA.........................................   4,829     534,937
       STMicroelectronics NV.............................  34,853     752,191
       Teleperformance...................................   2,354     431,092
       Thales SA.........................................   4,553     597,691
   *   Ubisoft Entertainment SA..........................   3,390     373,645
       Valeo SA..........................................  13,404     656,813
       Vinci SA..........................................  15,515   1,561,146
                                                                  -----------
   TOTAL FRANCE..........................................          23,051,972
                                                                  -----------
   GERMANY -- (7.3%)
       Adidas AG.........................................   5,028   1,111,658
       Axel Springer SE..................................   3,088     230,741
       BASF SE...........................................  27,518   2,637,834
       Bayerische Motoren Werke AG.......................  11,620   1,123,425
       Continental AG....................................   3,864     890,482
       Covestro AG.......................................  11,567   1,110,856
       Deutsche Lufthansa AG.............................  15,253     427,960
       Deutsche Post AG..................................  26,553     938,000
       Deutsche Telekom AG............................... 122,519   2,025,860
       E.ON SE........................................... 112,428   1,268,437
       Fielmann AG.......................................   1,208      84,809

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
   GERMANY -- (Continued)
       Fresenius SE & Co. KGaA...........................  13,323 $ 1,027,049
       Hella GmbH & Co KGaA..............................   2,433     143,332
       Hochtief AG.......................................   1,014     182,334
       Hugo Boss AG......................................   2,031     183,138
   *   Innogy SE.........................................   6,016     258,640
       KION Group AG.....................................   4,452     305,536
       Lanxess AG........................................   5,315     436,734
       MTU Aero Engines AG...............................   2,862     606,910
       ProSiebenSat.1 Media SE...........................  11,553     311,814
       Rational AG.......................................     147     100,683
       RTL Group SA......................................   2,413     179,879
       RWE AG............................................  39,189   1,028,487
       Symrise AG........................................   5,899     533,203
       Thyssenkrupp AG...................................  21,799     580,137
       United Internet AG................................   2,257     121,407
       Volkswagen AG.....................................   1,104     190,484
                                                                  -----------
   TOTAL GERMANY.........................................          18,039,829
                                                                  -----------
   HONG KONG -- (2.6%)
       AIA Group, Ltd.................................... 116,200   1,017,163
       ASM Pacific Technology, Ltd.......................  19,400     233,453
       BOC Aviation, Ltd.................................  11,500      72,435
       Chow Tai Fook Jewellery Group, Ltd................  48,600      48,100
       Galaxy Entertainment Group, Ltd...................  71,000     572,021
       HKT Trust & HKT, Ltd.............................. 263,000     352,190
       Hong Kong Exchanges & Clearing, Ltd...............  34,184   1,013,061
       Li & Fung, Ltd.................................... 228,000      77,317
       Melco International Development, Ltd..............  55,000     156,445
   #   MGM China Holdings, Ltd...........................  51,200     110,427
       NagaCorp., Ltd.................................... 144,000     161,812
       PCCW, Ltd......................................... 306,000     178,696
       Prada SpA.........................................  28,500     135,802
       Samsonite International SA........................  90,900     343,543
       Sands China, Ltd..................................  62,800     324,472
       Techtronic Industries Co., Ltd....................  92,500     515,866
       VTech Holdings, Ltd...............................   2,800      31,382
       WH Group, Ltd..................................... 645,500     519,701
       Wynn Macau, Ltd...................................  78,800     232,726
       Xinyi Glass Holdings, Ltd......................... 122,000     144,412
       Yue Yuen Industrial Holdings, Ltd.................  45,500     122,426
                                                                  -----------
   TOTAL HONG KONG.......................................           6,363,450
                                                                  -----------
   IRELAND -- (0.5%)
       CRH P.L.C., Sponsored ADR.........................   2,163      74,169
       Kerry Group P.L.C., Class A.......................   5,125     544,237
       Kingspan Group P.L.C..............................   4,214     195,691
       Smurfit Kappa Group P.L.C.........................   8,174     335,872
                                                                  -----------
   TOTAL IRELAND.........................................           1,149,969
                                                                  -----------
   ISRAEL -- (0.4%)
       Bank Leumi Le-Israel BM...........................  18,070     113,250
       Bezeq The Israeli Telecommunication Corp., Ltd....  50,822      53,843
       Elbit Systems, Ltd................................     170      20,411
       Elbit Systems, Ltd................................     108      12,995
       Frutarom Industries, Ltd..........................     816      82,480
       Israel Chemicals, Ltd.............................  29,623     141,815
       Mizrahi Tefahot Bank, Ltd.........................   6,952     135,195
   #*  Nice, Ltd., Sponsored ADR.........................   2,096     229,302

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
   ISRAEL -- (Continued)
   *   SodaStream International, Ltd.....................     440 $   37,915
       Strauss Group, Ltd................................   1,052     21,552
   *   Tower Semiconductor, Ltd..........................     700     14,455
                                                                  ----------
   TOTAL ISRAEL..........................................            863,213
                                                                  ----------
   ITALY -- (2.0%)
       Atlantia SpA......................................  16,010    474,227
       CNH Industrial NV.................................  49,370    579,580
       Enel SpA.......................................... 226,910  1,264,099
       Ferrari NV........................................   5,487    727,686
   *   Fiat Chrysler Automobiles NV......................  50,850    867,055
       FinecoBank Banca Fineco SpA.......................  13,505    158,365
       Moncler SpA.......................................   8,249    363,563
       Prysmian SpA......................................   4,917    125,602
       Recordati SpA.....................................   4,602    171,508
   *   Telecom Italia SpA................................ 119,983     92,288
                                                                  ----------
   TOTAL ITALY...........................................          4,823,973
                                                                  ----------
   JAPAN -- (21.5%)
       Aeon Co., Ltd.....................................  23,400    475,459
       Ain Holdings, Inc.................................   1,400    104,023
       Air Water, Inc....................................   9,800    179,147
       Aisin Seiki Co., Ltd..............................   6,300    293,845
       Alps Electric Co., Ltd............................  12,700    366,376
       Asahi Group Holdings, Ltd.........................   9,200    447,164
       Asahi Intecc Co., Ltd.............................   4,600    175,984
       Bandai Namco Holdings, Inc........................   2,500    100,021
       Benefit One, Inc..................................   1,400     40,245
       Bridgestone Corp..................................  21,800    859,931
       Brother Industries, Ltd...........................  14,100    287,627
       Calbee, Inc.......................................   3,500    116,104
       Capcom Co., Ltd...................................   3,000     77,801
       Ci:z Holdings Co., Ltd............................   1,400     62,123
       Cosmo Energy Holdings Co., Ltd....................   3,900    137,637
       Cosmos Pharmaceutical Corp........................     500    110,231
   #   CyberAgent, Inc...................................   4,900    257,456
       Daicel Corp.......................................  15,500    170,771
       Daiichikosho Co., Ltd.............................   2,500    118,717
       Daikin Industries, Ltd............................   6,000    717,179
       Daito Trust Construction Co., Ltd.................   3,000    502,703
       Daiwa House Industry Co., Ltd.....................  20,000    729,311
       DIC Corp..........................................   4,700    153,473
       Disco Corp........................................   1,800    307,282
   #   DMG Mori Co., Ltd.................................   3,200     49,135
       en-japan, Inc.....................................   1,800     85,173
       Fast Retailing Co., Ltd...........................   1,600    700,729
       FP Corp...........................................     700     38,534
       Fuji Electric Co., Ltd............................  37,000    273,320
       Fujikura, Ltd.....................................  11,400     73,483
       Fujitsu, Ltd...................................... 106,000    722,435
       Furukawa Electric Co., Ltd........................   4,300    151,935
       Fuyo General Lease Co., Ltd.......................     400     25,007
       GMO internet, Inc.................................   3,200     67,870
       GMO Payment Gateway, Inc..........................     900    101,417
   #   GungHo Online Entertainment, Inc..................  23,900     51,025
       Haseko Corp.......................................  20,600    273,356
       Hikari Tsushin, Inc...............................     900    151,246
       Hino Motors, Ltd..................................  17,500    197,719

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
   JAPAN -- (Continued)
       HIS Co., Ltd......................................   1,500 $   45,365
       Hitachi Capital Corp..............................   3,200     85,512
       Hitachi Construction Machinery Co., Ltd...........   7,600    244,432
       Hitachi, Ltd...................................... 180,000  1,258,336
       Hoya Corp.........................................  10,400    625,817
       Idemitsu Kosan Co., Ltd...........................   9,900    445,948
       IHI Corp..........................................  10,500    368,762
       Isuzu Motors, Ltd.................................  33,100    447,933
       Ito En, Ltd.......................................   3,100    138,518
       Izumi Co., Ltd....................................   2,100    126,701
       Japan Airlines Co., Ltd...........................   1,800     66,446
       Japan Exchange Group, Inc.........................  30,900    549,658
       Japan Lifeline Co., Ltd...........................   2,600     56,204
       Japan Tobacco, Inc................................  33,500    953,400
       JTEKT Corp........................................  13,100    189,975
       JXTG Holdings, Inc................................ 116,100    851,176
       Kajima Corp.......................................  69,000    538,361
       Kakaku.com, Inc...................................   6,600    139,000
       Kaken Pharmaceutical Co., Ltd.....................   1,600     83,010
   #   Kao Corp..........................................  12,600    920,454
       Kawasaki Heavy Industries, Ltd....................  10,000    294,030
       KDDI Corp.........................................  63,500  1,767,640
       Keihan Holdings Co., Ltd..........................   1,400     50,978
       Kirin Holdings Co., Ltd...........................  26,300    673,317
       Koito Manufacturing Co., Ltd......................   6,300    405,814
       Konami Holdings Corp..............................   3,200    150,556
       Kose Corp.........................................   1,300    249,182
       Kusuri no Aoki Holdings Co., Ltd..................     700     51,384
   #   Kyudenko Corp.....................................   1,500     60,083
       Lawson, Inc.......................................   3,100    186,155
       M3, Inc...........................................   8,200    312,676
       Maruha Nichiro Corp...............................   2,700    100,450
       MEIJI Holdings Co., Ltd...........................   6,300    495,410
       Minebea Mitsumi, Inc..............................  25,700    461,241
       Miraca Holdings, Inc..............................     800     23,250
       Mitsubishi Chemical Holdings Corp.................  50,500    442,352
       Mitsubishi UFJ Lease & Finance Co., Ltd...........  31,300    189,823
       Mitsui Chemicals, Inc.............................  13,400    360,904
       Mitsui Mining & Smelting Co., Ltd.................   4,400    174,265
       Mixi, Inc.........................................   3,000     79,003
   #   MonotaRO Co., Ltd.................................   3,000    151,085
       Morinaga & Co., Ltd...............................   1,100     51,036
       Nichirei Corp.....................................   6,200    144,131
       Nifco, Inc........................................   4,700    142,057
       Nihon M&A Center, Inc.............................   6,800    181,458
       Nihon Unisys, Ltd.................................   3,100     71,557
       Nippon Gas Co., Ltd...............................   1,900     92,115
       Nipro Corp........................................   9,000    109,961
       Nissan Chemical Corp..............................   5,000    224,158
       Nissan Motor Co., Ltd.............................  81,400    769,971
       Nitori Holdings Co., Ltd..........................     300     45,212
       Nitto Denko Corp..................................   4,900    355,525
       Noevir Holdings Co., Ltd..........................     700     46,057
       NSK, Ltd..........................................  24,500    267,583
       NTN Corp..........................................  25,600    113,013
       NTT Data Corp.....................................  21,800    248,318
       NTT DOCOMO, Inc...................................  39,900  1,027,222
       Olympus Corp......................................  15,700    637,369
       Open House Co., Ltd...............................   1,800     98,702

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
   JAPAN -- (Continued)
       Oracle Corp.......................................   1,800 $  151,083
       OSG Corp..........................................   4,100     92,250
       Otsuka Corp.......................................   3,000    117,009
       Panasonic Corp....................................  78,300  1,006,085
       Park24 Co., Ltd...................................   5,100    143,110
       Persol Holdings Co., Ltd..........................  10,600    231,061
       Pigeon Corp.......................................   5,200    250,313
       Pilot Corp........................................   1,500     86,601
       Rakuten, Inc......................................  69,400    489,238
       Recruit Holdings Co., Ltd.........................  29,000    794,642
       Relo Group, Inc...................................   5,100    138,143
   *   Renesas Electronics Corp..........................  25,900    231,442
       Ryohin Keikaku Co., Ltd...........................   1,200    385,157
       Sankyu, Inc.......................................   2,800    147,563
       Sanwa Holdings Corp...............................   9,600    109,191
       Sapporo Holdings, Ltd.............................   1,600     38,702
       SCREEN Holdings Co., Ltd..........................   1,800    131,321
       SCSK Corp.........................................   1,700     80,383
       Seibu Holdings, Inc...............................  15,400    259,880
       Sekisui Chemical Co., Ltd.........................   7,700    137,820
       Seria Co., Ltd....................................   2,200    101,079
       Seven & I Holdings Co., Ltd.......................  26,800  1,094,509
       Seven Bank, Ltd...................................  30,200     91,416
       Sharp Corp........................................   8,500    197,622
       Shionogi & Co., Ltd...............................   5,100    278,371
       Shiseido Co., Ltd.................................   9,700    714,603
       Showa Denko K.K...................................   8,800    419,725
       Showa Shell Sekiyu K.K............................  11,800    193,667
   #   Skylark Holdings Co., Ltd.........................  11,400    165,800
       SoftBank Group Corp...............................  29,700  2,480,609
       Sony Corp.........................................  40,400  2,171,371
       Square Enix Holdings Co., Ltd.....................   4,300    203,300
       Stanley Electric Co., Ltd.........................   6,900    242,672
       Start Today Co., Ltd..............................   9,600    386,126
       Subaru Corp.......................................  24,000    701,410
       SUMCO Corp........................................  14,000    299,554
       Sumitomo Chemical Co., Ltd........................ 111,000    639,219
       Sumitomo Forestry Co., Ltd........................   7,900    129,006
       Sumitomo Rubber Industries, Ltd...................  12,200    202,198
       Sundrug Co., Ltd..................................   4,400    176,232
       Suntory Beverage & Food, Ltd......................   4,400    187,181
       Suzuki Motor Corp.................................  11,600    682,288
       Sysmex Corp.......................................   4,300    407,753
       Taiheiyo Cement Corp..............................   8,200    259,102
       Taisei Corp.......................................  10,200    567,264
       Taiyo Nippon Sanso Corp...........................   7,000    107,524
   #   Taiyo Yuden Co., Ltd..............................   6,300    188,422
       TechnoPro Holdings, Inc...........................   1,800    114,250
       Teijin, Ltd.......................................  13,400    250,273
       Terumo Corp.......................................   7,700    423,008
       Tokuyama Corp.....................................   4,100    129,696
       Tokyo Century Corp................................   3,000    163,963
       Tokyo Electron, Ltd...............................   5,000    876,499
       Topcon Corp.......................................   1,900     32,949
       Toray Industries, Inc.............................  11,400     88,348
       Tosoh Corp........................................  19,400    316,864
       Toyo Tire & Rubber Co., Ltd.......................   2,500     39,528
       Toyoda Gosei Co., Ltd.............................   4,400    111,649
       Toyota Boshoku Corp...............................   5,400    100,422

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
   JAPAN -- (Continued)
       Trend Micro, Inc..................................   6,000 $   354,519
       TS Tech Co., Ltd..................................   2,900     119,705
       Tsuruha Holdings, Inc.............................   1,600     196,822
       Ube Industries, Ltd...............................   6,300     169,582
       Ulvac, Inc........................................   2,300      90,683
       Unicharm Corp.....................................   9,900     301,490
       USS Co., Ltd......................................   9,800     185,993
       Welcia Holdings Co., Ltd..........................   2,500     127,138
   #   Yahoo Japan Corp..................................  28,400     108,051
       Yamaha Motor Co., Ltd.............................  20,900     551,759
       Yaskawa Electric Corp.............................  11,700     386,928
       Yokohama Rubber Co., Ltd. (The)...................   5,100     109,240
       Zenkoku Hosho Co., Ltd............................   2,900     127,631
       Zensho Holdings Co., Ltd..........................   4,600     102,521
                                                                  -----------
   TOTAL JAPAN...........................................          53,081,573
                                                                  -----------
   NETHERLANDS -- (3.0%)
   *   Altice Europe NV, Class A.........................   4,277      14,252
       ASML Holding NV...................................     781     167,265
       GrandVision NV....................................     801      18,388
       Heineken NV.......................................   9,819     992,130
   #   Koninklijke KPN NV................................ 280,733     811,662
       Randstad NV.......................................   8,686     549,720
       RELX NV...........................................  28,850     627,450
       Unilever NV.......................................  49,900   2,867,254
   #   Unilever NV.......................................   4,014     231,572
       Wolters Kluwer NV.................................  20,053   1,207,569
                                                                  -----------
   TOTAL NETHERLANDS.....................................           7,487,262
                                                                  -----------
   NEW ZEALAND -- (0.2%)
   *   a2 Milk Co., Ltd..................................  23,571     168,349
       Air New Zealand, Ltd..............................  10,484      23,205
       Fisher & Paykel Healthcare Corp., Ltd.............   2,889      29,173
   #   Spark New Zealand, Ltd............................  99,712     263,278
       Z Energy, Ltd.....................................  15,488      75,848
                                                                  -----------
   TOTAL NEW ZEALAND.....................................             559,853
                                                                  -----------
   NORWAY -- (0.9%)
       Aker BP ASA.......................................   4,776     170,651
       Austevoll Seafood ASA.............................   4,937      71,905
       Bakkafrost P/F....................................   1,669     102,557
   *   DNO ASA...........................................  30,137      63,836
       Equinor ASA.......................................  46,531   1,234,570
       Marine Harvest ASA................................   6,167     134,849
       Salmar ASA........................................   2,075     105,874
       Telenor ASA.......................................  23,011     450,141
                                                                  -----------
   TOTAL NORWAY..........................................           2,334,383
                                                                  -----------
   PORTUGAL -- (0.1%)
       Jeronimo Martins SGPS SA..........................   9,498     141,132
                                                                  -----------
   SINGAPORE -- (1.0%)
       Dairy Farm International Holdings, Ltd............  14,500     118,469
       Genting Singapore, Ltd............................ 295,600     277,936
       Great Eastern Holdings, Ltd.......................   2,500      50,762
       Hongkong Land Holdings, Ltd.......................  16,900     123,067
       Jardine Cycle & Carriage, Ltd.....................   6,000     148,547

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                         SHARES   VALUE>>
                                                         ------- ----------
     SINGAPORE -- (Continued)
         Olam International, Ltd........................  30,600 $   50,186
         Oversea-Chinese Banking Corp., Ltd.............  12,200    103,934
         SATS, Ltd......................................  27,800    106,144
         Sembcorp Industries, Ltd.......................  65,600    129,272
         Singapore Airlines, Ltd........................  36,600    265,582
         Singapore Exchange, Ltd........................  34,600    189,396
         Singapore Technologies Engineering, Ltd........  70,100    176,370
         Singapore Telecommunications, Ltd.............. 244,300    574,556
         Venture Corp., Ltd.............................  13,500    166,004
                                                                 ----------
     TOTAL SINGAPORE....................................          2,480,225
                                                                 ----------
     SPAIN -- (2.9%)
         ACS Actividades de Construccion y Servicios SA.  16,625    728,623
         Aena SME SA....................................   4,403    799,473
         Amadeus IT Group SA............................  16,474  1,405,330
         Enagas SA......................................  12,328    344,649
         Endesa SA......................................  18,179    420,382
         Grifols SA.....................................  15,253    442,934
         Industria de Diseno Textil SA..................  27,051    886,478
         Mapfre SA......................................  39,122    122,779
         Naturgy Energy Group SA........................  14,393    389,889
         Telefonica SA.................................. 170,404  1,531,169
                                                                 ----------
     TOTAL SPAIN........................................          7,071,706
                                                                 ----------
     SWEDEN -- (2.4%)
         Atlas Copco AB.................................  16,451    471,098
         Atlas Copco AB.................................   9,347    244,961
         Axfood AB......................................   5,062    102,484
         Boliden AB.....................................  16,315    485,661
         Electrolux AB, Series B........................  14,679    344,313
     *   Epiroc AB......................................  18,337    219,553
     *   Epiroc AB......................................   9,347     99,051
         Essity AB, Class B.............................  16,979    424,721
     #   Hennes & Mauritz AB, Class B...................  22,735    353,975
         Indutrade AB...................................   3,464     91,040
         Kindred Group P.L.C............................  11,963    154,385
         Loomis AB, Class B.............................     978     30,690
         Sandvik AB.....................................  37,437    684,561
         Securitas AB, Class B..........................  16,499    296,850
         SKF AB, Class B................................  22,450    460,907
     *   Swedish Orphan Biovitrum AB....................   6,435    174,087
         Volvo AB, Class A..............................  11,748    206,645
         Volvo AB, Class B..............................  60,066  1,054,099
                                                                 ----------
     TOTAL SWEDEN.......................................          5,899,081
                                                                 ----------
     SWITZERLAND -- (7.1%)
         ABB, Ltd.......................................  66,492  1,526,360
         Adecco Group AG................................   8,196    503,867
         EMS-Chemie Holding AG..........................     416    266,810
         Geberit AG.....................................   1,877    835,780
         Givaudan SA....................................     555  1,299,091
         Kuehne + Nagel International AG................   3,806    607,437
         Logitech International SA......................   8,214    360,184
         Nestle SA......................................  19,477  1,587,246
     #   Partners Group Holding AG......................     910    690,568
         Roche Holding AG...............................     845    209,366
         Roche Holding AG...............................  22,148  5,440,575
         Schindler Holding AG...........................   1,450    328,019

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
   SWITZERLAND -- (Continued)
       SGS SA............................................     271 $   706,405
       Sika AG...........................................   7,537   1,070,166
       Sonova Holding AG.................................   2,756     508,100
       Straumann Holding AG..............................     422     327,694
       Swisscom AG.......................................   1,763     827,721
       Temenos AG........................................   3,010     484,464
                                                                  -----------
   TOTAL SWITZERLAND.....................................          17,579,853
                                                                  -----------
   UNITED KINGDOM -- (14.8%)
       Admiral Group P.L.C...............................   8,796     228,649
       Anglo American P.L.C..............................  55,261   1,250,878
       Antofagasta P.L.C.................................  24,354     319,843
       Ashtead Group P.L.C...............................  28,144     864,004
   #   AstraZeneca P.L.C., Sponsored ADR.................  66,998   2,621,632
       AstraZeneca P.L.C.................................     176      13,548
       BAE Systems P.L.C................................. 182,427   1,561,635
       Berkeley Group Holdings P.L.C. (The)..............   7,553     369,692
       BHP Billiton P.L.C................................  63,454   1,460,312
       BT Group P.L.C.................................... 455,546   1,393,553
       Bunzl P.L.C.......................................  19,167     569,530
       Burberry Group P.L.C..............................  23,112     638,397
       Capita P.L.C......................................  22,772      48,319
       Centrica P.L.C.................................... 315,518     616,504
       Coca-Cola HBC AG..................................   8,079     289,972
       Compass Group P.L.C...............................  35,113     755,254
       Croda International P.L.C.........................   6,529     440,486
       Diageo P.L.C., Sponsored ADR......................  17,013   2,505,505
       DS Smith P.L.C....................................  24,582     162,412
       Evraz P.L.C.......................................  21,947     160,109
       Experian P.L.C....................................  38,912     955,375
       Ferguson P.L.C....................................  11,372     896,844
       Fresnillo P.L.C...................................  10,842     147,668
       G4S P.L.C.........................................  57,218     207,093
   #   GlaxoSmithKline P.L.C., Sponsored ADR.............  48,811   2,030,049
       GlaxoSmithKline P.L.C.............................     786      16,325
       Halma P.L.C.......................................  12,630     232,989
       Hargreaves Lansdown P.L.C.........................  11,836     322,431
       Imperial Brands P.L.C.............................  28,635   1,096,655
       International Consolidated Airlines Group SA......  39,577     368,332
       Intertek Group P.L.C..............................   6,952     536,294
       ITV P.L.C......................................... 157,479     340,356
       JD Sports Fashion P.L.C...........................  25,724     157,865
       Johnson Matthey P.L.C.............................   9,073     447,008
   *   KAZ Minerals P.L.C................................  10,443     115,658
       Melrose Industries P.L.C.......................... 112,164     317,384
       Mondi P.L.C.......................................  20,797     571,824
       Next P.L.C........................................   6,210     483,475
       Persimmon P.L.C...................................  17,864     581,019
       RELX P.L.C., Sponsored ADR........................  15,199     333,618
       RELX P.L.C........................................   8,501     185,214
       Renishaw P.L.C....................................     395      28,365
       Rentokil Initial P.L.C............................  94,427     419,819
       Rightmove P.L.C...................................   4,065     259,698
   #   Rio Tinto P.L.C., Sponsored ADR...................  35,310   1,959,705
       Rolls-Royce Holdings P.L.C........................  91,736   1,192,708
       Sage Group P.L.C. (The)...........................  40,282     328,498
       Smith & Nephew P.L.C..............................  12,195     211,145
       Smiths Group P.L.C................................  18,755     396,358
       Spirax-Sarco Engineering P.L.C....................   3,538     322,298

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED



                                                           SHARES     VALUE>>
                                                          --------- ------------
UNITED KINGDOM -- (Continued)
    SSE P.L.C............................................    57,028 $    934,484
    St James's Place P.L.C...............................    25,857      409,118
    Tesco P.L.C..........................................   158,836      542,426
    TUI AG...............................................    25,149      538,005
    Unilever P.L.C., Sponsored ADR.......................    30,364    1,731,052
    Whitbread P.L.C......................................    10,215      524,746
                                                                    ------------
TOTAL UNITED KINGDOM.....................................             36,412,135
                                                                    ------------
TOTAL COMMON STOCKS......................................            232,268,410
                                                                    ------------
PREFERRED STOCKS -- (0.7%)
GERMANY -- (0.7%)
    Bayerische Motoren Werke AG..........................     1,515      125,455
    Fuchs Petrolub SE....................................     1,078       60,863
    Sartorius AG.........................................     1,924      312,796
    Schaeffler AG........................................     9,040      123,930
    Volkswagen AG........................................     6,237    1,111,198
                                                                    ------------
TOTAL GERMANY............................................              1,734,242
                                                                    ------------
TOTAL INVESTMENT SECURITIES..............................            234,002,652
                                                                    ------------

                                                                      VALUE+
                                                                    ------------
SECURITIES LENDING COLLATERAL -- (5.2%)
@(S) DFA Short Term Investment Fund...................... 1,106,989   12,808,971
                                                                    ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $242,479,650)^^..................................           $246,811,623
                                                                    ============

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                          INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         -------------------------------------------
                                           LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                         ----------- ----------- ------- -----------
Common Stocks
   Australia............................          -- $14,748,615   --    $14,748,615
   Austria..............................          --     490,450   --        490,450
   Belgium..............................          --   2,540,557   --      2,540,557
   Canada............................... $21,295,458          --   --     21,295,458
   Denmark..............................          --   3,576,724   --      3,576,724
   Finland..............................          --   2,276,997   --      2,276,997
   France...............................          --  23,051,972   --     23,051,972
   Germany..............................          --  18,039,829   --     18,039,829
   Hong Kong............................          --   6,363,450   --      6,363,450
   Ireland..............................      74,169   1,075,800   --      1,149,969
   Israel...............................     256,752     606,461   --        863,213
   Italy................................     727,686   4,096,287   --      4,823,973
   Japan................................          --  53,081,573   --     53,081,573
   Netherlands..........................   2,867,254   4,620,008   --      7,487,262
   New Zealand..........................          --     559,853   --        559,853
   Norway...............................          --   2,334,383   --      2,334,383
   Portugal.............................          --     141,132   --        141,132
   Singapore............................     277,936   2,202,289   --      2,480,225
   Spain................................          --   7,071,706   --      7,071,706
   Sweden...............................     318,604   5,580,477   --      5,899,081
   Switzerland..........................     360,184  17,219,669   --     17,579,853
   United Kingdom.......................  11,181,561  25,230,574   --     36,412,135

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ---------------------------------------------
                                           LEVEL 1       LEVEL 2    LEVEL 3    TOTAL
                                         -----------   ------------ ------- ------------
Preferred Stocks
   Germany..............................          --   $  1,734,242    --   $  1,734,242
Securities Lending Collateral...........          --     12,808,971    --     12,808,971
                                         -----------   ------------  ----   ------------
TOTAL................................... $37,359,604   $209,452,019    --   $246,811,623
                                         ===========   ============  ====   ============

                        VA EQUITY ALLOCATION PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                             SHARES    VALUE+
                                                             ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc........................... 443,099 $10,665,381
Investment in U.S. Large Company Portfolio of Dimensional
  Investment Group Inc...................................... 389,663   8,525,834
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc........................... 407,774   5,798,545
Investment in VA U.S. Targeted Value Portfolio of DFA
  Investment Dimensions Group Inc........................... 230,511   4,806,152
Investment in Emerging Markets Core Equity Portfolio of DFA
  Investment Dimensions Group Inc........................... 134,205   2,931,044
Investment in VA U.S. Large Value Portfolio of DFA
  Investment Dimensions Group Inc........................... 96,827    2,656,932
Investment in VA International Small Portfolio of DFA
  Investment Dimensions Group Inc........................... 128,919   1,779,087
Investment in VA International Value Portfolio of DFA
  Investment Dimensions Group Inc........................... 99,409    1,340,034
Investment in DFA Real Estate Securities Portfolio of DFA
  Investment Dimensions Group Inc........................... 26,576      941,043
                                                                     -----------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $37,038,756)^^......................................         $39,444,052
                                                                     ===========

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------
                                 LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                               -----------  ------- ------- -----------
          Affiliated
            Investment
            Companies......... $39,444,052     --      --   $39,444,052
                               -----------   ----    ----   -----------
          TOTAL............... $39,444,052     --      --   $39,444,052
                               ===========   ====    ====   ===========

                        DFA MN MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                       FACE
                                                      AMOUNT    VALUE+
                                                      ------  ----------
                                                      (000)
                                                      ------
MUNICIPAL BONDS -- (100.0%)
MINNESOTA -- (100.0%)
Belle Plaine Independent School District No. 716
  (GO) (SD CRED PROG) Series A.......................
  4.000%, 02/01/19...................................   100   $  101,294
Bloomington Independent School District No. 271 (GO)
  (SD CRED PROG) Series A............................
  5.000%, 02/01/21...................................   100      107,933
Chaska Independent School District No. 112 (GO) (SD
  CRED PROG) Series A
    5.000%, 02/01/21................................. 1,150    1,240,930
City of Bemidji (GO) (AGM) Series A
   5.000%, 02/01/20..................................   230      241,139
   5.000%, 02/01/21..................................   575      619,005
City of Cambridge (GO) Series A
   3.000%, 02/01/23..................................   375      388,759
City of Chaska (GO) Series B
   5.000%, 02/01/21..................................   385      415,346
City of Circle Pines (GO) Series B
   3.000%, 02/01/21..................................   215      221,272
City of Duluth (GO) Series A
   3.000%, 02/01/20..................................   240      245,023
City of East Grand Forks (GO) Series A
   3.000%, 02/01/21..................................   200      205,144
City of Hopkins (GO) Series D
   3.000%, 02/01/22..................................   130      134,727
City of Hutchinson (GO) Series C
   2.000%, 02/01/19..................................   140      140,325
City of Kasson (GO) Series A
   2.000%, 02/01/20..................................   160      160,565
City of Kasson (GO)
   4.000%, 02/01/23..................................   320      345,677
City of Lakeville (GO) Series A
   5.000%, 02/01/19..................................   605      615,787
   5.000%, 02/01/20..................................   470      493,763
City of Lakeville (GO) Series B
   5.000%, 02/01/24..................................   710      817,167
City of Mahtomedi (GO) Series A
   2.000%, 02/01/19..................................   225      225,666

                                                       FACE
                                                      AMOUNT    VALUE+
                                                      ------  ----------
                                                      (000)
                                                      ------
MINNESOTA -- (Continued)
City of Marshall (GO) Series B
   5.000%, 02/01/21..................................   110   $  118,698
City of Minneapolis (GO)
   2.000%, 12/01/19..................................   100      100,629
   3.000%, 12/01/27.................................. 5,000    5,083,700
City of New Ulm (GO) Series B
   2.000%, 12/01/18..................................   220      220,444
   2.000%, 12/01/19..................................   325      327,002
City of Red Wing (GO) Series A
   4.000%, 02/01/26..................................   700      771,379
City of Richfield (GO) Series A
   3.000%, 02/01/24..................................   255      265,911
City of Rochester (GO) Series A
   5.000%, 02/01/20.................................. 1,000    1,050,710
City of Savage (GO) Series A
   3.000%, 02/01/22..................................   325      334,162
City of Shoreview (GO) Series A
   3.000%, 02/01/21..................................   290      298,317
City of State Cloud (GO) Series A
   3.000%, 02/01/24..................................   450      466,119
City of State Cloud (RB) Series A
(currency) 5.125%, 05/01/30 (Pre-refunded @ $100,       300
  5/1/20)............................................            317,553
City of State Francis (GO) Series A
   3.000%, 02/01/19..................................   275      276,939
   3.000%, 02/01/20..................................   285      290,965
City of State Paul (GO) Series B
   5.000%, 11/01/20..................................   835      896,055
City of State Paul Sewer Revenue (RB) Series
  C-GREEN BONDS
   3.000%, 12/01/19..................................   250      254,885
City of Waconia (GO) Series A
   3.000%, 02/01/23..................................   450      467,293
   3.000%, 02/01/26..................................   820      848,438
City of West State Paul (GO) Series A
   3.000%, 02/01/23..................................   230      239,543
City of Woodbury (GO) Series A
   2.000%, 02/01/20..................................   135      135,876
   2.000%, 02/01/22..................................   145      145,390

DFA MN MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                       FACE
                                                      AMOUNT   VALUE+
                                                      ------ ----------
                                                      (000)
                                                      ------
MINNESOTA -- (Continued)
Cloquet Independent School District No. 94 (GO) (SD CRED
  PROG) Series A
   5.000%, 04/01/22..................................   910  $1,006,296
Cook County (GO) Series A
   3.000%, 02/01/21..................................   180     184,718
County of Itasca (GO) Series A
   5.000%, 02/01/24..................................   545     621,186
County of Olmsted (GO) Series A
   5.000%, 02/01/24..................................   675     778,403
   4.000%, 02/01/27..................................   445     482,576
County of Rice (GO)
   3.000%, 02/01/20..................................   220     224,605
County of Sherburne (GO) Series A
   3.000%, 02/01/24.................................. 1,360   1,418,194
County of Swift (GO) Series A
   3.000%, 02/01/23..................................   215     223,262
Dakota County Community Development Agency (RB) (CNTY GTD)
  Series B
   5.000%, 01/01/23.................................. 1,180   1,333,624
Eden Prairie Independent
School District No. 272 (GO) (SD CRED PROG) Series C
   5.000%, 02/01/20.................................. 1,105   1,160,360
Edina Independent School District No. 273 (GO) (SD CRED
  PROG) Series B
   5.000%, 02/01/20.................................. 1,000   1,050,410
Fosston Independent School District No. 601 (GO) (SD CRED
  PROG)
   4.000%, 02/01/25..................................   550     603,691
Hastings Independent School District No. 200 (GO) (SD CRED
  PROG) Series A
   5.000%, 02/01/21..................................   740     797,380
Hennepin County (GO) Series A
   5.000%, 12/01/20..................................   400     430,792
   5.000%, 12/01/22.................................. 2,125   2,398,509
Hennepin County (GO) Series B
   5.000%, 12/01/21.................................. 2,000   2,209,360
Hennepin County Sales Tax Revenue (RB)
   5.000%, 12/15/19..................................   250     261,778

                                                       FACE
                                                      AMOUNT    VALUE+
                                                      ------  ----------
                                                      (000)
                                                      ------
MINNESOTA -- (Continued)
Housing & Redevelopment Authority of The City of
  State Paul Minnesota (RB) Series A1
(currency) 5.250%, 11/15/29 (Pre-refunded @ $100,
 11/15/19)...........................................   350   $  366,051
Itasca County (GO) Series A
   5.000%, 02/01/23..................................   865      968,558
Lakeville Independent School District No. 194 (GO)
  (SD CRED PROG) Series A
5.000%, 02/01/20.....................................   345      362,284
Luverne Independent School District No. 2184 (GO)
  (SD CRED PROG) Series A
   4.000%, 02/01/21..................................   510      537,790
Mahtomedi Independent School District No. 832 (GO)
  (SD CRED PROG) Series A
   5.000%, 02/01/21..................................   175      188,748
Metropolitan Council (GO) Series C
   5.000%, 03/01/26.................................. 1,550    1,834,843
Milaca Independent School District No. 912 (GO) (SD
  CRED PROG) Series A
   4.000%, 02/01/23..................................   825      889,358
   4.000%, 02/01/24..................................   830      903,364
Minneapolis Special School District No. 1 (GO) (SD
  CRED PROG) Series B
   5.000%, 02/01/24.................................. 1,200    1,379,112
Minnesota Higher Education Facilities Authority (RB)
  Series 7-K2-HA
(currency) 6.000%, 10/01/40 (Pre-refunded @ $100,
  10/1/21)...........................................   450      506,380
Minnesota Public Facilities Authority (RB) Series C
(currency) 3.250%, 03/01/24 (Pre-refunded @ $100,
  3/1/20)............................................   770      789,866
Minnesota State (GO) Series F
   5.000%, 10/01/18..................................   100      100,605
Minnesota State (GO) Series B
   5.000%, 08/01/19..................................   500      517,410
   5.000%, 08/01/19.................................. 1,500    1,552,230
Minnesota State (GO) Series D
   5.000%, 08/01/19..................................    50       51,741

DFA MN MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                       FACE
                                                      AMOUNT       VALUE+
                                                      ------     ----------
                                                      (000)
                                                      ------
MINNESOTA -- (Continued)
   5.000%, 08/01/20.................................. 1,975      $2,105,271
   5.000%, 08/01/22.................................. 1,820       2,036,180
Minnesota State (GO) Series A
   5.000%, 10/01/20..................................   505         540,582
   (currency) 5.000%, 08/01/23 (Pre- refunded @
     $100, 8/1/20)...................................   250         265,880
Minnesota State (GO) (ETM) Series D
   5.000%, 08/01/20..................................    25          26,588
Minnesota State 911 Services Revenue (RB)
   (currency) 5.000%, 06/01/20 (Pre- refunded @
     $100, 6/1/19)................................... 2,100       2,160,396
Minnesota State Colleges & Universities (RB) Series A
   4.000%, 10/01/19..................................   100         102,931
Moorhead Independent School District No. 152 (GO)
  (SD CRED PROG) Series A
   4.000%, 02/01/24..................................   600         656,286
Morris Area Schools Independent School District No.
  2769 (GO) (SD CRED PROG) Series A
   4.000%, 02/01/23.................................. 1,490       1,612,210
   4.000%, 02/01/24..................................   300         327,654
New London-Spicer Independent School District No.
  345 (GO) (SD CRED PROG) Series A
   3.000%, 02/01/23..................................   150         155,895
New Prague Independent School District No. 721 (GO)
  (SD CRED PROG) Series A
   4.000%, 02/01/20..................................   605         626,399
   5.000%, 02/01/20..................................   320         336,032
North Branch Independent School District No. 138
  (GO) (SD CRED PROG) Series A
   5.000%, 02/01/20..................................   300         315,030
North St Paul-Maplewood-Oakdale Independent School
  District No. 622 (GO) (SD CRED PROG) Series A
   5.000%, 02/01/22..................................   255         281,260
   3.000%, 02/01/24..................................   255         265,373

                                                       FACE
                                                      AMOUNT       VALUE+
                                                      ------     ----------
                                                      (000)
                                                      ------
MINNESOTA -- (Continued)
Northfield Independent School District No. 659 (GO)
  (SD CRED PROG) Series A
   4.000%, 02/01/21..................................   500      $  506,445
Pine City Independent School District No. 578 (GO)
  (SD CRED PROG) Series A
   2.000%, 02/01/21..................................   300         301,311
Robbinsdale Independent School District No. 281 (GO)
  (SD CRED PROG) Series A
   5.000%, 02/01/20..................................   250         262,335
Rochester Independent School District No. 535 (GO)
  (SD CRED PROG) Series B
   5.000%, 02/01/20..................................   205         215,271
   5.000%, 02/01/22..................................   210         231,626
Rockford Independent School District No. 883 (GO)
  (SD CRED PROG) Series A
   5.000%, 02/01/19..................................   200         203,576
State Michael-Albertville Independent School
  District No. 885 (GO) (SD CRED PROG) Series A
   4.000%, 02/01/19..................................   150         151,926
   4.000%, 02/01/19..................................   305         308,916
Three Rivers Park District (GO) Series C
   5.000%, 02/01/21.................................. 1,060       1,143,814
University of Minnesota (RB) Series B
   4.000%, 01/01/20..................................   700         723,387
Washington County (GO) Series A
   5.000%, 02/01/19..................................   150         152,682
   5.000%, 02/01/21..................................   310         334,909
Watertown-Mayer Independent School District No. 111
  (GO) (SD CRED PROG) Series B
   4.000%, 02/01/20..................................   500         517,835
Westonka Independent School District No. 277 (GO)
  (SD CRED PROG) Series A
   2.000%, 02/01/20..................................   500         502,945

DFA MN MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT       VALUE+
                                                      ------     -----------
                                                       (000)
MINNESOTA -- (Continued)
White Bear Lake Independent School District No. 624
  (GO) (SD CRED PROG) Series A
   3.000%, 02/01/23..................................  350       $   360,808
                                                                 -----------
TOTAL INVESTMENTS -- (100.0%)
(Cost $64,649,555)^^.................................            $63,494,767
                                                                 ===========

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                 ---------------------------------------
                 LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                 -------  ----------- ------- -----------
Municipal Bonds.    --    $63,494,767    --   $63,494,767
                  ----    -----------  ----   -----------
TOTAL...........    --    $63,494,767    --   $63,494,767
                  ====    ===========  ====   ===========

                DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)


                                                       FACE
                                                      AMOUNT       VALUE+
                                                      ------     ----------
                                                      (000)
                                                      ------
MUNICIPAL BONDS -- (100.0%)
CALIFORNIA -- (100.0%)
Albany Unified School District (GO)
   5.000%, 08/01/25                                     230      $  272,373
Alhambra Unified School District (GO) Series A
   1.750%, 08/01/22..................................   300         299,886
Alhambra Unified School District (GO) Series B
   5.000%, 08/01/23..................................   100         114,918
Anaheim Housing & Public Improvements Authority (RB)
   (currency) 5.000%, 10/01/41
(Pre-refunded @ $100, 10/1/21)....................... 1,320       1,458,758
Bay Area Toll Authority (RB) Series S-4
   (currency) 5.250%, 04/01/53
(Pre-refunded @ $100, 4/1/23)........................   250         289,383
Beverly Hills Unified School District (GO)
   2.000%, 08/01/22                                     150         151,790
Burbank Unified School District (GO)
5.000%, 08/01/24                                        565         662,785
Cajon Valley Union School District (GO)
   5.000%, 08/01/24                                     305         356,283
California Infrastructure & Economic Development
  Bank (RB) (AMBAC)
   (currency) 5.000%, 07/01/36.......................   100         122,261
California Municipal Finance Authority (RB)
   (currency) 6.000%, 01/01/42.......................
(Pre-refunded @ $100, 1/1/22)                           250         285,505
California State (GO) (ETM) Series A
   5.000%, 07/01/19                                     150         155,024
California State (GO) Series A
   (currency) 5.250%, 07/01/21 (Pre- refunded @
     $100, 7/1/19)...................................   365         378,052
California State (GO)
   5.000%, 12/01/22                                     500         567,030
   5.000%, 08/01/23                                     585         672,569
   5.000%, 10/01/25                                   1,200       1,428,540

                                                       FACE
                                                      AMOUNT       VALUE+
                                                      ------     ----------
                                                      (000)
                                                      ------
CALIFORNIA -- (Continued)
   5.000%, 08/01/26.................................. 1,490      $1,790,786
   5.000%, 08/01/26.................................. 2,540       3,052,750
   5.000%, 09/01/26.................................. 2,410       2,899,109
   4.000%, 11/01/26.................................. 1,735       1,962,337
   3.500%, 08/01/27.................................. 2,835       3,102,822
   5.000%, 08/01/27.................................. 4,200       5,105,478
   5.000%, 11/01/27..................................   200         243,814
California State Department of Water Resources (RB)
  Series AS
   5.000%, 12/01/24..................................   775         914,601
California State Department of Water Resources Power
  Supply Revenue (RB) Series L
   5.000%, 05/01/19..................................   250         256,985
   5.000%, 05/01/20..................................   325         345,117
California State Department of Water Resources Power
  Supply Revenue (RB) Series O
   5.000%, 05/01/21.................................. 1,225       1,340,285
   5.000%, 05/01/22.................................. 1,675       1,880,640
California State Public Works Board (RB) Series C-1
   (currency) 5.000%, 03/01/22 (Pre- refunded @
     $100, 3/1/20)...................................   310         327,382
California State Public Works Board (RB) Series D
   (currency) 5.000%, 09/01/24 (Pre- refunded @
     $100, 9/1/22)...................................   935       1,057,307
   (currency) 5.000%, 09/01/29 (Pre- refunded @
     $100, 9/1/22)................................... 1,250       1,413,512
California State Public Works Board (RB)
   (currency) 6.125%, 11/01/29 (Pre- refunded @
     $100, 11/1/19).................................. 1,000       1,058,960
California State University Series A
   5.000%, 11/01/21..................................   250         277,038
California State University (RB) Series A
   5.000%, 11/01/23..................................   375         436,042
   5.000%, 11/01/23.................................. 1,935       2,249,979

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT       VALUE+
                                                      ------     ----------
                                                      (000)
                                                      ------
CALIFORNIA -- (Continued)
Camrosa Water District Financing Authority (RB)
  Series A
4.000%, 01/15/22                                        205      $  221,031
Carlsbad Unified School District (GO)
   5.000%, 08/01/26..................................   310         373,082
City & County of San Francisco (GO) Series R1
   5.000%, 06/15/19..................................   375         387,450
   5.000%, 06/15/21..................................   250         274,333
City & County of San
Francisco (GO) Series
   5.000%, 06/15/22..................................   200         225,172
City of Grover Beach (GO)
   5.000%, 09/01/22..................................   390         439,538
   5.000%, 09/01/26..................................   345         415,584
   5.000%, 09/01/27..................................   445         542,540
City of Long Beach Harbor Revenue (RB) Series C
   5.000%, 11/15/18..................................   400         404,412
City of Los Angeles (GO) Series B
   5.000%, 09/01/19..................................   150         155,885
City of Los Angeles CA (RN)
   4.000%, 06/27/19.................................. 2,000       2,043,880
City of Pacifica COP
   5.000%, 01/01/24..................................   250         289,410
City of Pasadena Electric Revenue (RB) Series A
   5.000%, 06/01/23..................................   975       1,122,118
City of Pittsburg Water Revenue (RB) Series A
   5.000%, 08/01/24..................................   275         321,915
City of San Francisco Public Utilities Commission
  Water Revenue (RB)
   5.000%, 11/01/23..................................   755         877,076
   5.000%, 11/01/24.................................. 1,000       1,183,060
City of San Francisco Public Utilities Commission
  Water Revenue (RB) Series D
   5.000%, 11/01/25..................................   220         264,315
   5.000%, 11/01/26..................................   150         182,145
Cloverdale Unified School District (GO) (AGM) Series
  A
  (currency) 5.250%, 08/01/32 (Pre-refunded @ $100,
    8/1/21)..........................................   235         260,223
Conejo Valley Unified School District Series
   4.000%, 08/01/27..................................   525         598,537

                                                       FACE
                                                      AMOUNT       VALUE+
                                                      ------     ----------
                                                      (000)
                                                      ------
CALIFORNIA -- (Continued)
Contra Costa Transportation Authority (RB) Series
  (currency) 5.000%, 03/01/23 (Pre-refunded @ $100,
    3/1/20)..........................................   225      $  237,616
   5.000%, 03/01/23..................................   260         297,775
Contra Costa Transportation Authority (RB) Series A
   5.000%, 03/01/24..................................   750         876,007
Contra Costa Water District (RB) Series U
   5.000%, 10/01/19..................................   100         104,318
Culver City Unified School District (GO) Series C
   8.000%, 08/01/23..................................   460         593,423
Desert Sands Unified School District (GO) Series A
   5.000%, 06/01/23..................................   375         431,021
Dixie School District (GO)
   5.000%, 08/01/21..................................   500         548,785
Dublin-San Ramon Services District Water Revenue (RB)
  (currency) 5.500%, 08/01/34 (Pre-refunded @ $100,
    2/1/21).......................................... 1,425       1,563,823
El Monte Union High School District (GO)
   5.000%, 06/01/24..................................   250         290,925
Elsinore Valley Municipal Water District Financing
  Authority (RB) Series A
   5.000%, 07/01/24..................................   400         468,800
Emery Unified School District (GO)
   5.000%, 08/01/27..................................   600         728,268
Fairfield-Suisun Unified School District (GO)
   5.000%, 08/01/26..................................   695         838,365
Grossmont Healthcare District (GO) Series
   5.000%, 07/15/23.................................. 1,000       1,147,900
Grossmont Union High School District (GO)
   5.000%, 08/01/21..................................   200         219,700
Kern High School District (GO) Series E
   4.000%, 08/01/24..................................   200         222,620
Los Angeles Community College District CA Series C
   5.000%, 08/01/22..................................   360         406,912
Los Angeles County Metropolitan Transportation
  Authority (RB) Series A
   5.000%, 07/01/19.................................. 1,200       1,241,304

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


                                                       FACE
                                                      AMOUNT   VALUE+
                                                      ------ ----------
                                                      (000)
                                                      ------
CALIFORNIA -- (Continued)
   5.000%, 07/01/22.................................. 1,600  $1,806,864
   5.000%, 07/01/24..................................   600     707,982
Los Angeles County Metropolitan Transportation
  Authority (RB)
  (currency) 5.000%, 07/01/23 (Pre-refunded @ $100,
    7/1/21).......................................... 1,000   1,097,310
Los Angeles Department of Water (RB) Series A
   5.000%, 07/01/25.................................. 1,000   1,197,800
Los Angeles Department of Water & Power Power System
  Revenue (RB) Series A
   5.000%, 07/01/19..................................   300     310,188
Los Angeles Department of Water & Power Power System
  Revenue (RB) Series B
   5.000%, 07/01/23..................................   825     952,388
   5.000%, 07/01/26..................................   400     485,792
Los Angeles Unified School District (GO) Series A
   5.000%, 07/01/24.................................. 1,425   1,677,082
   5.000%, 07/01/26.................................. 1,085   1,315,942
   5.000%, 07/01/27..................................   480     589,550
Los Angeles Unified School District (GO) Series B-1
   5.000%, 07/01/27..................................   175     214,940
Los Rios Community College District (GO) Series F
   2.000%, 08/01/20..................................   200     202,040
Merced Community College District (GO)
   4.000%, 08/01/19..................................   200     205,272
Mesa Water District
  (currency) 5.000%, 03/15/22 (Pre-refunded @ $100,
    3/15/20).........................................   500     528,300
Millbrae Public Financing Authority (RB)
   5.000%, 12/01/25..................................   390     465,289
   5.000%, 12/01/26..................................   265     319,177
   5.000%, 12/01/27..................................   385     468,583
Morongo Unified School District (GO) Series A
   5.000%, 08/01/25..................................    20      23,585
   5.000%, 08/01/26..................................   280     333,584
   5.000%, 08/01/27..................................   130     156,506
Mount Diablo Unified School District (GO) Series G
   3.000%, 08/01/24..................................   130     137,313

                                                       FACE
                                                      AMOUNT   VALUE+
                                                      ------ ----------
                                                      (000)
                                                      ------
CALIFORNIA -- (Continued)
Municipal Improvement Corp. of Los Angeles (RB)
  Series A
   5.000%, 11/01/22.................................. 1,100  $1,248,588
   5.000%, 11/01/23..................................   750     869,632
   5.000%, 11/01/24..................................   425     501,428
Napa Valley Community
College District (GO) Series A
   5.000%, 08/01/21..................................   250     274,393
New Haven Unified School District (GO)
   5.000%, 08/01/26..................................   150     179,916
Northern California Transmission Agency (RB) Series
   5.000%, 05/01/24..................................   280     325,878
Northern Humboldt Union High School District (GO)
   4.000%, 08/01/25..................................   120     134,434
Novato Sanitary District (RB)
   5.000%, 02/01/22..................................   340     378,430
Oak Park Unified School District (GO)
   4.000%, 08/01/22..................................   200     217,058
Oakdale Joint Unified School District (GO)
   4.000%, 08/01/23..................................   400     439,664
   4.000%, 08/01/24..................................   175     194,374
Oakland Unified School District/ Alameda County (GO)
   5.000%, 08/01/24..................................   750     878,415
Oakland Unified School District/ Alameda County (GO)
  Series C
   5.000%, 08/01/24..................................   510     597,322
Oakland Unified School District/ Alameda County (GO)
  Series A
   5.000%, 08/01/25..................................   200     237,990
Oakland Unified School District/ Alameda County (GO)
  (AGM)
   5.000%, 08/01/25..................................   575     684,221
Oakland Unified School District/ Alameda County
  (currency) 6.625%, 08/01/38 (Pre-refunded @ $100,
    8/1/21)..........................................   800     917,944
Ontario Montclair School District (GO) (AGM) Series B
   5.000%, 08/01/21..................................   160     175,464

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


                                                       FACE
                                                      AMOUNT   VALUE+
                                                      ------ ----------
                                                      (000)
                                                      ------
CALIFORNIA -- (Continued)
Otay Water District (RB)
   5.000%, 09/01/22..................................   740  $  835,245
Pacific Grove Unified School District (GO)
   3.000%, 08/01/26..................................   210     221,468
Pajaro Valley Unified School District (GO) Series D
   4.000%, 08/01/19..................................   370     379,827
Palm Springs Financing Authority (RB)
   5.000%, 11/01/25..................................   260     309,858
Palomar Community College District (GO)
   5.000%, 05/01/23..................................   200     228,892
PASADENA CA UNIF SCH DIST PASSCD 08/26 FIXED 5 Series B
   5.000%, 08/01/26.................................. 1,000   1,206,750
Pasadena Unified School District
   5.000%, 08/01/26..................................   525     633,544
Placentia-Yorba Linda Unified School District (GO)
   5.000%, 08/01/23..................................   205     235,055
Port of Los Angeles (RB) Series A
   5.000%, 08/01/19.................................. 1,000   1,036,140
Redondo Beach Unified School District (GO) (AGM) Series A
   5.000%, 08/01/23..................................   255     292,648
Reed Union School District (GO)
   4.000%, 08/01/26..................................   250     282,638
Regents of the University of California Medical Center
  Pooled Revenue (RB) Series J
(currency) 5.000%, 05/15/25 (Pre-refunded @ $ 100,
  5/15/23)                                              530     609,267
(currency) 5.250%, 05/15/27 (Pre-refunded @ $ 100,
  5/15/23)...........................................   260     301,857
Riverside Unified School District (GO) Series A
   5.000%, 08/01/19..................................   335     347,037
Ross Valley Public Financing Authority (RB)
   5.000%, 01/01/25..................................   410     482,607
Sacramento County Sanitation Districts Financing Authority
  (RB) (NATL) Series A
   5.250%, 12/01/20..................................   510     553,630

                                                       FACE
                                                      AMOUNT   VALUE+
                                                      ------ ----------
                                                      (000)
                                                      ------
CALIFORNIA -- (Continued)
Sacramento Municipal Utility District (RB) Series D
   5.000%, 08/15/22.................................. 1,350  $1,524,190
Sacramento Municipal Utility District (RB) Series E
   5.000%, 08/15/23..................................   350     404,054
SAN CARLOS CA SCH DIST SCLSCD 10/20 FIXED
   5 5.000%, 10/01/20................................   500     537,445
San Diego Community College District (GO)
   5.000%, 08/01/23..................................   500     576,655
   5.000%, 08/01/26..................................   275     332,527
San Diego Public Facilities Financing Authority Sewer
  Revenue (RB) Series A
(currency) 5.250%, 05/15/39 (Pre-refunded @ $100,
  5/15/19)...........................................   475     489,844
San Diego Unified School District (GO) Series R-5
   5.000%, 07/01/26..................................   200     241,920
San Diego Unified School District (GO) (AGM) Series F-1
   5.250%, 07/01/27..................................   475     589,503
San Francisco Bay Area Rapid Transit District (GO)
   5.000%, 08/01/20.................................. 1,030   1,102,151
San Francisco Community College District (GO)
   5.000%, 06/15/24.................................. 1,315   1,533,211
San Francisco County Transportation Authority (RB)
   3.000%, 02/01/22.................................. 1,300   1,358,955
San Francisco Unified School District (GO) Series A
   5.000%, 06/15/25..................................   650     774,104
   5.000%, 06/15/26..................................   880   1,062,072
San Gabriel Unified School District (GO) Series A
   5.000%, 08/01/25..................................   230     272,536
San Lorenzo Unified School District (GO)
   5.000%, 08/01/21..................................   140     153,616
San Mateo Union High School District Series C
   4.000%, 09/01/26..................................   320     361,917
San Rafael City High School District (GO) Series B
   5.000%, 08/01/27..................................   100     122,560
Santa Clara County Financing Authority (RB) Series A
   5.000%, 11/15/22.................................. 2,000   2,276,340

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED



                                                       FACE
                                                      AMOUNT   VALUE+
                                                      ------ ----------
                                                      (000)
                                                      ------
CALIFORNIA -- (Continued)
Santa Clara Unified School District (GO)
   5.000%, 07/01/19.................................. 1,200  $1,240,188
Santa County Clara (GO) Series C
   5.000%, 08/01/26.................................. 1,100   1,326,523
Santa Paula Union High School District (GO) Series A
   5.000%, 08/01/19..................................   260     269,342
Santee School District (GO)
   5.000%, 08/01/24..................................   290     338,404
Scotts Valley Unified School District (GO) Series B
   4.000%, 08/01/24..................................   150     166,875
   4.000%, 08/01/25..................................   250     280,588
   5.000%, 08/01/26..................................   250     300,468
Southern California Water Replenishment District (RB)
   5.000%, 08/01/24..................................   625     737,050
Southwestern Community College District (GO) Series B
   4.000%, 08/01/25..................................   250     280,933
Sylvan Union School District (GO) Series
   5.000%, 08/01/25..................................   380     450,277

                                                       FACE
                                                      AMOUNT    VALUE+
                                                      ------ ------------
                                                      (000)
                                                      ------
CALIFORNIA -- (Continued)
Tahoe-Truckee Unified School District (GO) Series C
   2.000%, 08/01/20.................................. 1,190  $  1,202,364
Tahoe-Truckee Unified School District (GO)
   5.000%, 08/01/26..................................   100       120,349
University of California (RB) Series AF
(currency) 5.000%, 05/15/27 (Pre-refunded @ $100,
  5/15/23)                                            1,550     1,781,818
Washington Union School District/ Monterey County
  (GO)
   5.000%, 08/01/27..................................   135       163,860
West Valley-Mission Community College District (GO)
  Series B
   5.000%, 08/01/27..................................   220       269,832
                                                             ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $110,462,068)^^          $109,778,941
                                                             ============

At July 31, 2018, DFA California Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:

                                                        PAYMENTS PAYMENTS                                     UPFRONT  UPFRONT
                                                          MADE   RECEIVED  PAYMENT     NOTIONAL    EXPIRATION PREMIUMS PREMIUMS
  COUNTERPARTY                                          BY FUND  BY FUND  FREQUENCY     AMOUNT        DATE      PAID   RECEIVED
  ------------                                          -------- -------- --------- -------------- ---------- -------- --------
  Bank of America Corp.................................  2.367%    CPI    Maturity  USD  6,000,000  07/17/25     --       --
  Bank of America Corp.................................  2.265%    CPI    Maturity  USD  7,000,000  02/23/24     --       --
  Bank of America Corp.................................  2.063%    CPI    Maturity  USD  4,000,000  11/08/23     --       --
  Bank of America Corp.................................  2.060%    CPI    Maturity  USD 11,000,000  11/06/21     --       --
  Bank of America Corp.................................  2.058%    CPI    Maturity  USD 11,000,000  12/12/22     --       --
  Citibank, N.A........................................  2.312%    CPI    Maturity  USD  7,000,000  07/24/23     --       --
  Citibank, N.A........................................  2.289%    CPI    Maturity  USD 12,000,000  07/26/23     --       --
  Citibank, N.A........................................  2.225%    CPI    Maturity  USD  6,000,000  03/26/23     --       --
  Citibank, N.A........................................  2.160%    CPI    Maturity  USD  7,000,000  01/09/23     --       --
  Citibank, N.A........................................  2.143%    CPI    Maturity  USD  8,000,000  01/18/22     --       --
  Citibank, N.A........................................  2.075%    CPI    Maturity  USD  5,000,000  12/06/23     --       --
  Citibank, N.A........................................  2.065%    CPI    Maturity  USD  4,000,000  11/09/21     --       --
  Citibank, N.A........................................  2.054%    CPI    Maturity  USD 10,000,000  11/06/22     --       --
  Citibank, N.A........................................  2.043%    CPI    Maturity  USD  6,000,000  11/07/22     --       --

                                                                  UNREALIZED
                                                       MARKET    APPRECIATION
COUNTERPARTY                                           VALUE    (DEPRECIATION)
------------                                          --------  --------------
Bank of America Corp................................. $ (4,984)    $ (4,984)
Bank of America Corp.................................   38,505       38,505
Bank of America Corp.................................   78,669       78,669
Bank of America Corp.................................  139,297      139,297
Bank of America Corp.................................  151,152      151,152
Citibank, N.A........................................      247          247
Citibank, N.A........................................   12,745       12,745
Citibank, N.A........................................   25,917       25,917
Citibank, N.A........................................   64,714       64,714
Citibank, N.A........................................   54,698       54,698
Citibank, N.A........................................   81,683       81,683
Citibank, N.A........................................   47,967       47,967
Citibank, N.A........................................  166,410      166,410
Citibank, N.A........................................  101,981      101,981

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                       PAYMENTS PAYMENTS                                    UPFRONT  UPFRONT             UNREALIZED
                       MADE BY  RECEIVED  PAYMENT    NOTIONAL    EXPIRATION PREMIUMS PREMIUMS  MARKET   APPRECIATION
     COUNTERPARTY        FUND   BY FUND  FREQUENCY    AMOUNT        DATE      PAID   RECEIVED  VALUE   (DEPRECIATION)
  -------------------  -------- -------- --------- ------------- ---------- -------- -------- -------- --------------
  Merrill Lynch
    Capital Services,
    Inc...............  2.317%    CPI    Maturity  USD 6,000,000  05/09/25     --       --    $ 26,074    $ 26,074
                                                                              ---      ---    --------    --------
  TOTAL...............                                                         --       --    $985,075    $985,075
                                                                              ===      ===    ========    ========

USD United States Dollar

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        -----------------------------------------
                                                        LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                                        ------- ------------ ------- ------------
  Municipal Bonds......................................    --   $109,778,941    --   $109,778,941
  Swap Agreements......................................    --        985,075    --        985,075
                                                          ---   ------------   ---   ------------
  TOTAL................................................    --   $110,764,016    --   $110,764,016
                                                          ===   ============   ===   ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                  DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
BONDS -- (92.3%)
AUSTRALIA -- (3.5%)
Australia & New Zealand Banking Group, Ltd.
    0.750%, 09/29/26..................................... EUR  3,000  $ 3,419,271
BHP Billiton Finance USA, Ltd.
    2.875%, 02/24/22.....................................         13       12,821
BHP Billiton Finance, Ltd.
    3.250%, 09/24/27..................................... EUR  1,800    2,448,875
Commonwealth Bank of Australia
    5.000%, 03/19/20.....................................          9        9,244
U   2.850%, 05/18/26.....................................        266      245,510
U   3.150%, 09/19/27.....................................         10        9,348
FMG Resources August 2006 Pty, Ltd.
U   5.125%, 05/15/24.....................................      1,000      957,500
Macquarie Bank, Ltd.
U   3.900%, 01/15/26.....................................        289      283,508
National Australia Bank, Ltd.
    3.000%, 02/10/23..................................... AUD  2,000    1,472,861
    0.625%, 09/18/24..................................... EUR  4,000    4,600,718
U   3.500%, 01/10/27.....................................        351      339,736
Rio Tinto Finance P.L.C.
    4.000%, 12/11/29..................................... GBP  2,000    3,005,190
Westpac Banking Corp.
    4.875%, 11/19/19.....................................        106      108,612
    0.625%, 11/22/24..................................... EUR  1,000    1,147,698
    2.850%, 05/13/26.....................................        104       96,326
    2.700%, 08/19/26.....................................         23       21,008
    3.350%, 03/08/27.....................................        319      303,819
                                                                      -----------
TOTAL AUSTRALIA..........................................              18,482,045
                                                                      -----------
BELGIUM -- (0.4%)
Anheuser-Busch InBev Finance, Inc.
    2.625%, 01/17/23.....................................         58       56,003
    3.650%, 02/01/26.....................................         35       34,393
Anheuser-Busch InBev SA
    2.700%, 03/31/26..................................... EUR  1,000    1,308,525
    2.250%, 05/24/29..................................... GBP    600      753,330
Anheuser-Busch InBev Worldwide, Inc.
    4.375%, 02/15/21.....................................          5        5,132
    2.500%, 07/15/22.....................................         24       23,199
                                                                      -----------
TOTAL BELGIUM............................................               2,180,582
                                                                      -----------
CANADA -- (4.6%)
Alimentation Couche-Tard, Inc.
    1.875%, 05/06/26..................................... EUR    700      837,970

                                                                FACE
                                                               AMOUNT^   VALUE+
                                                               ------- ----------
                                                                (000)
CANADA -- (Continued)
Bank of Nova Scotia (The)
   2.620%, 12/02/26....................................... CAD  2,000  $1,466,856
British Columbia, Province of Canada
   6.500%, 01/15/26.......................................         93     111,194
Canadian Natural Resources, Ltd.
   3.420%, 12/01/26....................................... CAD  1,000     745,689
Canadian Pacific Railway Co.
   2.900%, 02/01/25.......................................        535     508,286
   3.700%, 02/01/26.......................................         45      44,398
Cenovus Energy, Inc.
   3.000%, 08/15/22.......................................        719     686,033
Enbridge, Inc.
   4.000%, 10/01/23.......................................         34      34,326
   3.500%, 06/10/24.......................................         15      14,613
Goldcorp, Inc.
   3.625%, 06/09/21.......................................         46      45,887
Husky Energy, Inc.
   3.600%, 03/10/27....................................... CAD  2,000   1,503,602
ITC Holdings Corp.
   3.650%, 06/15/24.......................................        113     110,836
Manitoba, Province of Canada
   6.300%, 03/05/31....................................... CAD  5,000   5,082,139
Nutrien, Ltd.
   3.625%, 03/15/24.......................................        540     526,390
   3.000%, 04/01/25.......................................         40      36,851
Ontario, Province of Canada
   2.400%, 06/02/26....................................... CAD  4,000   2,965,015
Province of Ontario Canada
   3.150%, 06/02/22....................................... CAD    233     182,904
Quebec, Province of Canada
   0.875%, 05/04/27....................................... EUR  3,800   4,452,017
Rogers Communications, Inc.
   3.000%, 03/15/23.......................................         21      20,469
   4.100%, 10/01/23.......................................         15      15,295
   4.000%, 03/13/24....................................... CAD  2,000   1,587,516
Spectra Energy Partners L.P.
   4.750%, 03/15/24.......................................         22      22,653
Suncor Energy, Inc.
   3.600%, 12/01/24.......................................         87      85,830
Teck Resources, Ltd.
   4.750%, 01/15/22.......................................        700     721,000
   3.750%, 02/01/23.......................................        700     691,250
Thomson Reuters Corp.
   4.300%, 11/23/23.......................................         60      61,183
   3.850%, 09/29/24.......................................        256     252,050
Toronto-Dominion Bank (The)
   1.994%, 03/23/22....................................... CAD     58      43,154
TransCanada PipeLines, Ltd.
   3.800%, 10/01/20.......................................         15      15,178

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED


                                                                 FACE
                                                                AMOUNT^   VALUE+
                                                                ------- -----------
                                                                 (000)
CANADA -- (Continued)
Videotron, Ltd.
     5.000%, 07/15/22.....................................         921  $   938,960
                                                                        -----------
TOTAL CANADA..............................................               23,809,544
                                                                        -----------
DENMARK -- (1.4%).........................................
Denmark Government Bond
     0.500%, 11/15/27..................................... DKK  27,000    4,273,351
Kommunekredit
     0.000%, 09/08/22..................................... EUR     256      298,848
     2.900%, 11/27/26..................................... AUD   3,500    2,524,392
                                                                        -----------
TOTAL DENMARK.............................................                7,096,591
                                                                        -----------
FINLAND -- (0.3%).........................................
Nokia Oyj
     4.375%, 06/12/27.....................................       1,750    1,657,950
                                                                        -----------
FRANCE -- (6.8%)..........................................
Agence Francaise de Developpement
     0.250%, 07/21/26..................................... EUR     500      565,417
Air Liquide Finance SA
     1.000%, 03/08/27..................................... EUR   1,100    1,284,318
BNP Paribas SA
     2.450%, 03/17/19.....................................           7        6,997
     3.250%, 03/03/23.....................................          22       21,767
     1.500%, 11/17/25..................................... EUR   1,200    1,404,212
BPCE SA
     4.000%, 04/15/24.....................................         500      503,676
Credit Agricole SA
     2.375%, 05/20/24..................................... EUR   1,000    1,274,126
     1.375%, 05/03/27..................................... EUR   2,000    2,363,438
Electricite de France SA..................................
U   3.625%, 10/13/25......................................          40       39,003
     5.875%, 07/18/31..................................... GBP   1,200    2,015,051
Orange SA
     0.875%, 02/03/27..................................... EUR     500      569,700
     8.125%, 11/20/28..................................... GBP     964    1,861,500
Pernod Ricard SA
     1.500%, 05/18/26..................................... EUR     800      962,293
U   3.250%, 06/08/26......................................         173      165,431
Sanofi
     1.750%, 09/10/26..................................... EUR   2,000    2,497,140
     0.500%, 01/13/27..................................... EUR   2,300    2,592,344
     1.125%, 04/05/28..................................... EUR     700      826,182
SNCF Mobilites
     5.375%, 03/18/27..................................... GBP     500      830,130
SNCF Reseau EPIC
     5.250%, 12/07/28..................................... GBP   5,998   10,198,472
Societe Generale SA
     1.125%, 01/23/25..................................... EUR   1,200    1,377,361
Total Capital International SA
     2.100%, 06/19/19.....................................          26       25,885
     3.750%, 04/10/24.....................................         112      113,308
     0.625%, 10/04/24..................................... EUR   1,000    1,169,991
     2.500%, 03/25/26..................................... EUR   2,000    2,624,334
                                                                        -----------
TOTAL FRANCE..............................................               35,292,076
                                                                        -----------

                                                                FACE
                                                               AMOUNT^    VALUE+
                                                              --------- -----------
                                                                (000)
GERMANY -- (4.6%)
Bayer US Finance II LLC
U   1.850%, 11/15/18.....................................            34 $    33,922
U   2.125%, 07/15/19.....................................             3       2,976
U   5.500%, 08/15/25.....................................            26      27,725
BMW Finance NV
    1.125%, 01/10/28..................................... EUR       750     856,383
BMW US Capital LLC
U   2.800%, 04/11/26.....................................           194     179,136
U   3.300%, 04/06/27.....................................            58      55,119
Daimler AG
    1.000%, 11/15/27..................................... EUR     1,300   1,445,850
Daimler Finance North America LLC
    8.500%, 01/18/31.....................................           104     146,889
Deutsche Bank AG
    2.500%, 02/13/19.....................................            40      39,793
    2.950%, 08/20/20.....................................             2       1,958
    3.125%, 01/13/21.....................................            23      22,327
    3.700%, 05/30/24.....................................           113     107,188
    1.125%, 03/17/25..................................... EUR     1,900   2,103,214
Deutsche Telekom International Finance BV
    1.125%, 05/22/26..................................... EUR     1,000   1,166,036
    1.375%, 01/30/27..................................... EUR       500     586,324
E.ON International Finance BV
    6.375%, 06/07/32..................................... GBP     1,150   2,052,269
EMD Finance LLC
U   2.950%, 03/19/22.....................................            60      58,631
Kreditanstalt fuer Wiederaufbau
    2.050%, 02/16/26..................................... JPY 1,069,000  11,058,335
T-Mobile USA, Inc.
    4.000%, 04/15/22.....................................           800     791,000
Volkswagen International Finance NV
    1.875%, 03/30/27..................................... EUR     2,000   2,333,209
ZF North America Capital, Inc.
U   4.500%, 04/29/22.....................................           870     885,148
                                                                        -----------
TOTAL GERMANY............................................                23,953,432
                                                                        -----------
IRELAND -- (0.0%)
Allergan Finance LLC
    3.250%, 10/01/22.....................................            88      85,846
Eaton Corp.
    2.750%, 11/02/22.....................................            34      32,988
Medtronic, Inc.
    3.125%, 03/15/22.....................................            13      12,941
    3.500%, 03/15/25.....................................            23      22,886
                                                                        -----------
TOTAL IRELAND............................................                   154,661
                                                                        -----------
ITALY -- (1.1%)
Enel Finance International NV
    1.375%, 06/01/26..................................... EUR     1,500   1,719,776
Eni SpA
    1.500%, 01/17/27..................................... EUR     1,000   1,162,970

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
ITALY -- (Continued)
     1.125%, 09/19/28................................... EUR     500  $  545,311
Italy Buoni Poliennali Del Tesoro
     1.250%, 12/01/26................................... EUR   2,100   2,229,311
                                                                      ----------
TOTAL ITALY.............................................               5,657,368
                                                                      ----------
JAPAN -- (0.5%)
American Honda Finance Corp.
     2.300%, 09/09/26...................................         130     117,021
Beam Suntory, Inc.
     3.250%, 06/15/23...................................          21      20,371
Mitsubishi UFJ Financial Group, Inc.
     3.677%, 02/22/27...................................          35      34,183
MUFG Americas Holdings Corp.
     3.500%, 06/18/22...................................          64      63,775
Nissan Motor Acceptance Corp.
U    2.125%, 03/03/20...................................          20      19,638
Nomura Holdings, Inc.
     6.700%, 03/04/20...................................          16      16,793
StanCorp Financial Group, Inc.
     5.000%, 08/15/22...................................          37      37,823
Sumitomo Mitsui Financial Group, Inc.
     2.934%, 03/09/21...................................          23      22,706
     3.784%, 03/09/26...................................          58      57,074
Toyota Credit Canada, Inc.
     2.020%, 02/28/22................................... CAD      58      43,101
Toyota Motor Credit Corp.
     2.100%, 01/17/19...................................          10       9,986
     3.300%, 01/12/22...................................          30      30,033
     2.625%, 01/10/23...................................          75      72,671
     3.200%, 01/11/27...................................       2,315   2,235,596
                                                                      ----------
TOTAL JAPAN.............................................               2,780,771
                                                                      ----------
NETHERLANDS -- (4.6%)
Ahold Finance USA LLC
     6.875%, 05/01/29...................................           8       9,337
Bank Nederlandse Gemeenten NV
     0.625%, 06/19/27................................... EUR   2,000   2,318,133
Cooperatieve Rabobank UA
     3.875%, 02/08/22...................................          83      84,128
     2.375%, 05/22/23................................... EUR   2,300   2,927,854
     1.250%, 03/23/26................................... EUR   2,500   2,997,345
Heineken NV
U    2.750%, 04/01/23...................................          26      25,168
     1.375%, 01/29/27................................... EUR   1,200   1,419,813
ING Groep NV
     1.375%, 01/11/28................................... EUR   2,100   2,394,050
Koninklijke KPN NV
     5.750%, 09/17/29................................... GBP   1,500   2,409,967

                                                             FACE
                                                            AMOUNT^    VALUE+
                                                           --------- -----------
                                                             (000)
NETHERLANDS -- (Continued)
Koninklijke Philips NV
     1.375%, 05/02/28................................ EUR      2,000 $ 2,331,169
Mylan, Inc.
     4.200%, 11/29/23................................             52      51,673
Shell International Finance BV
     2.250%, 11/10/20................................             54      53,071
     3.400%, 08/12/23................................            123     123,380
     3.250%, 05/11/25................................            334     328,604
     2.875%, 05/10/26................................            348     331,931
     2.500%, 09/12/26................................            131     121,520
     1.625%, 01/20/27................................ EUR      4,708   5,788,299
                                                                     -----------
TOTAL NETHERLANDS....................................                 23,715,442
                                                                     -----------
NORWAY -- (0.0%)
Statoil ASA
     2.450%, 01/17/23................................            102      98,219
     2.650%, 01/15/24................................             81      77,694
                                                                     -----------
TOTAL NORWAY.........................................                    175,913
                                                                     -----------
SPAIN -- (1.3%)
Iberdrola International BV
     0.375%, 09/15/25................................ EUR      1,400   1,564,560
Santander Holdings USA, Inc.
     4.500%, 07/17/25................................            206     205,364
Santander UK P.L.C.
     2.375%, 03/16/20................................              4       3,947
     4.000%, 03/13/24................................            103     104,337
     3.875%, 10/15/29................................ GBP      1,478   2,134,438
Telefonica Emisiones SAU
     5.462%, 02/16/21................................             10      10,472
     1.715%, 01/12/28................................ EUR      1,800   2,084,834
Telefonica Europe BV
     8.250%, 09/15/30................................            500     645,755
                                                                     -----------
TOTAL SPAIN..........................................                  6,753,707
                                                                     -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (5.8%)
Asian Development Bank
     2.350%, 06/21/27................................ JPY    980,000  10,529,292
European Financial Stability Facility
     0.000%, 11/17/22................................ EUR        231     270,688
     0.400%, 05/31/26................................ EUR      5,000   5,781,360
European Investment Bank
     1.900%, 01/26/26................................ JPY    118,300   1,207,866
     2.150%, 01/18/27................................ JPY  1,205,000  12,690,375
                                                                     -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.........                 30,479,581
                                                                     -----------
SWEDEN -- (2.5%)
Kommuninvest I Sverige AB
     0.250%, 06/01/22................................ SEK      3,460     390,903
Nordea Bank AB
     1.000%, 02/22/23................................ EUR      4,000   4,795,200

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
SWEDEN -- (Continued)
Svenska Handelsbanken AB
     0.250%, 02/28/22................................. EUR     110  $   128,534
Sweden Government Bond
     0.750%, 05/12/28................................. SEK  35,400    4,080,838
     2.250%, 06/01/32................................. SEK  19,000    2,515,089
Telefonaktiebolaget LM Ericsson
     4.125%, 05/15/22.................................       1,323    1,301,211
                                                                    -----------
TOTAL SWEDEN..........................................               13,211,775
                                                                    -----------
SWITZERLAND -- (2.7%)
ABB Finance USA, Inc.
     2.875%, 05/08/22.................................          45       44,220
Chubb INA Holdings, Inc.
     2.875%, 11/03/22.................................          22       21,575
     2.700%, 03/13/23.................................          35       33,808
     3.350%, 05/15/24.................................          60       59,187
Credit Suisse AG
     1.500%, 04/10/26................................. EUR     700      844,522
Novartis Capital Corp.
     3.400%, 05/06/24.................................          71       70,793
     3.100%, 05/17/27.................................         878      847,687
Novartis Finance SA
     1.625%, 11/09/26................................. EUR   3,300    4,080,693
     1.125%, 09/30/27................................. EUR   5,000    5,896,032
UBS Group Funding Switzerland AG
     1.250%, 09/01/26................................. EUR   1,800    2,073,388
                                                                    -----------
TOTAL SWITZERLAND..........................................          13,971,905
                                                                    -----------
UNITED KINGDOM -- (7.1%)
Anglo American Capital P.L.C.
     1.625%, 09/18/25................................. EUR   2,400    2,733,380
Aon Corp.
     5.000%, 09/30/20.................................           9        9,281
AstraZeneca P.L.C.
     2.375%, 11/16/20.................................          34       33,337
     3.375%, 11/16/25.................................          87       84,241
     1.250%, 05/12/28................................. EUR   1,200    1,394,099
     5.750%, 11/13/31................................. GBP     450      775,479
BAE Systems Holdings, Inc.
U    2.850%, 12/15/20.................................          14       13,809
Barclays Bank P.L.C.
     2.250%, 06/10/24................................. EUR     500      630,004
Barclays P.L.C.
     3.250%, 02/12/27................................. GBP   1,657    2,147,556
BAT International Finance P.L.C.
     4.000%, 09/04/26................................. GBP   1,220    1,734,033
     1.250%, 03/13/27................................. EUR   1,000    1,124,850
Baxalta, Inc.
     2.875%, 06/23/20.................................           5        4,949
BP Capital Markets P.L.C.
     3.245%, 05/06/22.................................          33       32,877
     3.535%, 11/04/24.................................          26       25,845
     1.077%, 06/26/25................................. EUR   1,200    1,412,586

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
 UNITED KINGDOM -- (Continued)
      3.119%, 05/04/26................................          35  $    33,570
      3.017%, 01/16/27................................         127      120,490
 British Telecommunications P.L.C.
      1.000%, 11/21/24................................ EUR   1,200    1,383,987
      1.500%, 06/23/27................................ EUR     500      572,361
      3.125%, 11/21/31................................ GBP     700      890,398
 Centrica P.L.C.
      4.375%, 03/13/29................................ GBP   1,000    1,481,861
 CNH Industrial Capital LLC
      4.375%, 04/05/22................................         406      408,538
 Coca-Cola European Partners P.L.C.
      1.750%, 05/26/28................................ EUR   1,400    1,678,708
 Diageo Investment Corp.
      2.875%, 05/11/22................................           2        1,971
 GlaxoSmithKline Capital P.L.C.
      1.000%, 09/12/26................................ EUR   1,500    1,749,524
 GlaxoSmithKline Capital, Inc.
      2.800%, 03/18/23................................          63       61,463
 HSBC Holdings P.L.C.
      4.000%, 03/30/22................................          59       59,883
      2.625%, 08/16/28................................ GBP   2,364    2,999,660
 HSBC USA, Inc.
      3.500%, 06/23/24................................         147      144,365
 Janus Capital Group, Inc.
      4.875%, 08/01/25................................         106      108,300
 Lloyds Banking Group P.L.C.
      1.500%, 09/12/27................................ EUR   2,100    2,401,768
 Mead Johnson Nutrition Co.
      4.125%, 11/15/25................................          69       70,119
 Nationwide Building Society
      3.250%, 01/20/28................................ GBP   1,500    2,067,411
 Reynolds American, Inc.
      6.875%, 05/01/20................................          47       49,838
 Rolls-Royce P.L.C.
 U    3.625%, 10/14/25................................         520      510,137
      3.375%, 06/18/26................................ GBP     800    1,129,564
 Sky P.L.C.
      2.500%, 09/15/26................................ EUR   2,000    2,511,759
 TechnipFMC PLC
      3.450%, 10/01/22................................          49       47,889
 Unilever NV
      1.000%, 02/14/27................................ EUR   1,500    1,746,132
 Vodafone Group P.L.C.
      4.375%, 03/16/21................................          11       11,306
      2.500%, 09/26/22................................         113      108,164
      1.125%, 11/20/25................................ EUR     500      578,682
      1.500%, 07/24/27................................ EUR     350      406,001
      4.200%, 12/13/27................................ AUD   1,800    1,312,235
      7.875%, 02/15/30................................          77       97,320
                                                                    -----------
 TOTAL UNITED KINGDOM.................................               36,899,730
                                                                    -----------

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
UNITED STATES -- (45.1%)
21st Century Fox America, Inc.
     3.700%, 09/15/24...................................         168  $  167,467
3M Co.
     1.500%, 11/09/26................................... EUR   1,100   1,347,188
     2.875%, 10/15/27...................................         168     159,038
Abbott Laboratories
     2.000%, 03/15/20...................................          84      82,654
     2.800%, 09/15/20...................................           2       1,985
     3.250%, 04/15/23...................................          37      36,658
     2.950%, 03/15/25...................................         146     139,349
AbbVie, Inc.
     2.900%, 11/06/22...................................          33      32,145
     3.600%, 05/14/25...................................       1,000     974,318
Activision Blizzard, Inc.
     3.400%, 06/15/27...................................          52      49,131
Adobe Systems, Inc.
     3.250%, 02/01/25...................................          22      21,633
Advance Auto Parts, Inc.
     4.500%, 12/01/23...................................          14      14,256
AECOM
     5.875%, 10/15/24...................................         500     523,750
     5.125%, 03/15/27...................................         700     679,000
Aetna, Inc.
     2.200%, 03/15/19...................................           4       3,986
     2.750%, 11/15/22...................................          97      93,278
     3.500%, 11/15/24...................................          63      61,547
Affiliated Managers Group, Inc.
     3.500%, 08/01/25...................................          30      28,916
Aflac, Inc.
     2.400%, 03/16/20...................................          13      12,873
     3.250%, 03/17/25...................................         129     125,221
Air Products & Chemicals, Inc.
     2.750%, 02/03/23...................................          11      10,716
Alabama Power Co.
     2.800%, 04/01/25...................................          30      28,073
Albemarle Corp.
     4.150%, 12/01/24...................................          86      86,685
Allergan Funding SCS
     3.450%, 03/15/22...................................         150     148,328
     3.800%, 03/15/25...................................         529     519,211
ALLERGAN FUNDING SCS
     2.125%, 06/01/29................................... EUR   1,500   1,727,273
Allstate Corp. (The)
     3.150%, 06/15/23...................................          59      58,198
Ally Financial, Inc.
     4.125%, 02/13/22...................................       1,250   1,237,500
Alphabet, Inc.
     3.375%, 02/25/24...................................          53      53,566
     1.998%, 08/15/26...................................          86      77,388
Altria Group, Inc.
     4.750%, 05/05/21...................................           2       2,079
     2.850%, 08/09/22...................................          46      44,974
Amazon.com, Inc.
     3.800%, 12/05/24...................................          57      58,494
Ameren Corp.
     2.700%, 11/15/20...................................          12      11,831

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
UNITED STATES -- (Continued)
American Express Credit Corp.
     2.250%, 05/05/21...................................           2  $    1,950
     3.300%, 05/03/27...................................         131     127,213
American International Group, Inc.
     3.300%, 03/01/21...................................          17      16,965
     4.875%, 06/01/22...................................          17      17,779
     4.125%, 02/15/24...................................         118     118,998
     3.750%, 07/10/25...................................          95      92,755
     3.900%, 04/01/26...................................          46      44,998
     1.875%, 06/21/27................................... EUR   2,075   2,424,373
American Water Capital Corp.
     3.850%, 03/01/24...................................          25      25,348
Ameriprise Financial, Inc.
     4.000%, 10/15/23...................................          43      43,756
     2.875%, 09/15/26...................................          65      60,575
AmerisourceBergen Corp.
     3.400%, 05/15/24...................................         433     421,862
Amgen, Inc.
     4.100%, 06/15/21...................................          82      83,701
     3.625%, 05/22/24...................................          75      74,895
     3.125%, 05/01/25...................................          37      35,621
     2.600%, 08/19/26...................................          28      25,566
     4.000%, 09/13/29................................... GBP   1,336   1,947,184
Analog Devices, Inc.
     3.900%, 12/15/25...................................          35      34,562
     3.500%, 12/05/26...................................          23      21,947
Anixter, Inc.
     5.500%, 03/01/23...................................       1,090   1,125,425
Anthem, Inc.
     4.350%, 08/15/20...................................          13      13,284
     3.125%, 05/15/22...................................          25      24,649
     3.500%, 08/15/24...................................          58      56,554
     3.650%, 12/01/27...................................       3,000   2,860,024
Aon P.L.C.
     4.000%, 11/27/23...................................          47      47,230
     3.500%, 06/14/24...................................         107     104,070
     2.875%, 05/14/26................................... EUR   1,400   1,773,604
Apache Corp.
     3.250%, 04/15/22...................................          95      93,825
Apple, Inc.
     2.250%, 02/23/21...................................          58      56,985
     2.400%, 05/03/23...................................         153     147,645
     3.450%, 05/06/24...................................         227     228,178
     2.500%, 02/09/25...................................          53      50,085
     0.875%, 05/24/25................................... EUR   4,000   4,728,720
     3.250%, 02/23/26...................................         233     228,783
     2.450%, 08/04/26...................................         200     184,789
     3.350%, 02/09/27...................................         393     386,246
     3.000%, 06/20/27...................................          64      61,221
     3.000%, 11/13/27...................................          81      77,255
     3.050%, 07/31/29................................... GBP   4,700   6,616,925
Applied Materials, Inc.
     4.300%, 06/15/21...................................           7       7,242
     3.300%, 04/01/27...................................          59      57,500
Archer-Daniels-Midland Co.
     2.500%, 08/11/26...................................          58      53,219

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
UNITED STATES -- (Continued)
Arconic, Inc.
     5.900%, 02/01/27....................................      1,200  $1,200,000
Arizona Public Service Co.
     8.750%, 03/01/19....................................          2       2,067
     3.150%, 05/15/25....................................         71      68,642
Arrow Electronics, Inc.
     3.875%, 01/12/28....................................      1,104   1,031,995
Ashland LLC
     4.750%, 08/15/22....................................        900     905,625
Assurant, Inc.
     4.000%, 03/15/23....................................         75      74,092
AT&T, Inc.
     3.000%, 02/15/22....................................         74      72,434
     3.800%, 03/15/22....................................         59      59,165
     3.950%, 01/15/25....................................        115     112,867
     3.400%, 05/15/25....................................        253     240,015
     1.800%, 09/05/26.................................... EUR    800     940,962
     4.375%, 09/14/29.................................... GBP    500     716,467
Autodesk, Inc.
     3.125%, 06/15/20....................................         31      30,868
     4.375%, 06/15/25....................................         35      35,341
     3.500%, 06/15/27....................................         36      33,592
Automatic Data Processing, Inc.
     3.375%, 09/15/25....................................        144     143,285
AutoZone, Inc.
     2.875%, 01/15/23....................................        140     135,157
     3.125%, 07/15/23....................................         15      14,585
     3.250%, 04/15/25....................................         72      68,526
     3.125%, 04/21/26....................................      1,187   1,103,611
Avnet, Inc.
     4.625%, 04/15/26....................................         65      64,244
Baker Hughes a GE Co. LLC
     3.200%, 08/15/21....................................          2       1,996
Ball Corp.
     5.000%, 03/15/22....................................        645     662,738
     4.875%, 03/15/26....................................        500     498,125
Baltimore Gas & Electric Co.
     2.800%, 08/15/22....................................         38      36,991
     2.400%, 08/15/26....................................          8       7,257
Bank of America Corp.
     3.300%, 01/11/23....................................         52      51,313
     4.000%, 04/01/24....................................         72      72,540
     7.000%, 07/31/28.................................... GBP  1,500   2,670,832
(r)  3.419%, 12/20/28....................................        184     172,526
Bank of New York Mellon Corp. (The)
     5.450%, 05/15/19....................................          5       5,112
     3.650%, 02/04/24....................................        123     123,421
     3.000%, 02/24/25....................................        330     317,579
     2.800%, 05/04/26....................................         64      60,333
Baxter International, Inc.
     1.700%, 08/15/21....................................         10       9,506
     2.600%, 08/15/26....................................         49      44,930
Bed Bath & Beyond, Inc.
     3.749%, 08/01/24....................................      1,407   1,294,822
Bemis Co., Inc.
     4.500%, 10/15/21....................................          7       7,167

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
UNITED STATES -- (Continued)
Berkshire Hathaway Energy Co.
    2.400%, 02/01/20.....................................          4  $    3,964
Berkshire Hathaway, Inc.
    3.750%, 08/15/21.....................................         30      30,723
    3.400%, 01/31/22.....................................         37      37,450
    3.000%, 02/11/23.....................................         41      40,622
    3.125%, 03/15/26.....................................        387     375,491
    2.150%, 03/15/28..................................... EUR    700     880,383
Biogen, Inc.
    2.900%, 09/15/20.....................................        172     171,246
    4.050%, 09/15/25.....................................      1,000   1,010,048
BlackRock, Inc.
    4.250%, 05/24/21.....................................         23      23,727
    3.200%, 03/15/27.....................................        287     277,524
Boeing Co. (The)
    8.750%, 08/15/21.....................................         11      12,760
    2.500%, 03/01/25.....................................         75      70,206
    2.600%, 10/30/25.....................................         42      39,604
Booking Holdings, Inc.
    2.375%, 09/23/24..................................... EUR  1,000   1,254,175
    3.600%, 06/01/26.....................................        108     105,091
    1.800%, 03/03/27..................................... EUR    800     954,281
Boston Scientific Corp.
    4.125%, 10/01/23.....................................         17      17,228
Brinker International, Inc.
    3.875%, 05/15/23.....................................      1,250   1,178,125
Bristol-Myers Squibb Co.
    2.000%, 08/01/22.....................................         79      74,964
Brown & Brown, Inc.
    4.200%, 09/15/24.....................................         54      53,808
Brown-Forman Corp.
    2.600%, 07/07/28..................................... GBP  1,100   1,449,531
Buckeye Partners L.P.
    4.150%, 07/01/23.....................................         22      21,739
    3.950%, 12/01/26.....................................         87      79,396
Bunge, Ltd. Finance Corp.
    3.750%, 09/25/27.....................................      2,000   1,871,032
Burlington Northern Santa Fe LLC
    3.000%, 04/01/25.....................................         50      48,232
    7.000%, 12/15/25.....................................         10      11,969
CA, Inc.
    4.700%, 03/15/27.....................................        205     205,321
Campbell Soup Co.
    4.250%, 04/15/21.....................................         12      12,186
    2.500%, 08/02/22.....................................         23      21,827
    3.300%, 03/19/25.....................................         47      43,339
    4.150%, 03/15/28.....................................      2,050   1,962,069
Capital One Financial Corp.
    4.750%, 07/15/21.....................................         23      23,736
    3.750%, 04/24/24.....................................         54      53,014
    3.750%, 03/09/27.....................................      1,800   1,716,481
Cardinal Health, Inc.
    4.625%, 12/15/20.....................................          7       7,185
    3.200%, 06/15/22.....................................         45      44,020
    3.410%, 06/15/27.....................................      2,067   1,905,166

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
UNITED STATES -- (Continued)
Caterpillar, Inc.
    2.600%, 06/26/22.....................................         30  $   29,225
    3.400%, 05/15/24.....................................         21      20,961
CBS Corp.
    3.375%, 03/01/22.....................................         27      26,638
    3.500%, 01/15/25.....................................         28      26,736
    2.900%, 01/15/27.....................................        269     240,428
    7.875%, 07/30/30.....................................         13      16,155
Celgene Corp.
    4.000%, 08/15/23.....................................         96      96,443
    3.625%, 05/15/24.....................................         52      51,190
CenterPoint Energy Resources Corp.
    4.500%, 01/15/21.....................................         18      18,362
CF Industries, Inc.
    3.450%, 06/01/23.....................................      1,048   1,003,460
Charles Schwab Corp. (The)
    3.000%, 03/10/25.....................................         99      95,465
Chemours Co. (The)
    5.375%, 05/15/27.....................................      1,600   1,556,000
Chevron Corp.
    2.355%, 12/05/22.....................................         52      49,903
    2.954%, 05/16/26.....................................        133     127,355
Choice Hotels International, Inc.
    5.750%, 07/01/22.....................................        988   1,028,755
Chubb INA Holdings, Inc.
    1.550%, 03/15/28..................................... EUR  1,400   1,630,599
Cigna Corp.
    4.000%, 02/15/22.....................................          9       9,127
Cisco Systems, Inc.
    3.625%, 03/04/24.....................................         22      22,363
    2.500%, 09/20/26.....................................      1,000     930,774
CIT Group, Inc.
    5.000%, 08/01/23.....................................        800     811,000
    5.250%, 03/07/25.....................................        640     654,400
Citigroup, Inc.
    4.500%, 01/14/22.....................................         17      17,453
    3.875%, 10/25/23.....................................         33      33,032
    3.750%, 06/16/24.....................................         30      29,690
    3.300%, 04/27/25.....................................         90      86,209
    5.150%, 05/21/26..................................... GBP  1,323   2,035,065
Clorox Co. (The)
    3.500%, 12/15/24.....................................         37      36,557
CME Group, Inc.
    3.000%, 03/15/25.....................................         33      32,009
CMS Energy Corp.
    3.875%, 03/01/24.....................................         20      19,927
    3.600%, 11/15/25.....................................         37      36,010
    3.000%, 05/15/26.....................................         58      53,893
CNA Financial Corp.
    5.750%, 08/15/21.....................................         49      51,870
    4.500%, 03/01/26.....................................         75      76,173
CNO Financial Group, Inc.
    5.250%, 05/30/25.....................................      1,720   1,685,600
Coca Cola Co.
    1.875%, 09/22/26..................................... EUR  1,400   1,751,349

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
UNITED STATES -- (Continued)
Coca-Cola Co. (The)
    1.875%, 10/27/20.....................................        215  $  210,022
    2.250%, 09/01/26.....................................        147     133,172
    2.900%, 05/25/27.....................................        275     260,500
Comcast Cable Communications Holdings, Inc.
    9.455%, 11/15/22.....................................         35      42,832
Comcast Corp.
    3.600%, 03/01/24.....................................         51      50,518
    3.375%, 08/15/25.....................................         49      47,493
    3.150%, 03/01/26.....................................        102      96,869
Conagra Brands, Inc.
    3.200%, 01/25/23.....................................         54      52,134
ConocoPhillips Co.
    4.950%, 03/15/26.....................................        173     186,381
Consolidated Edison Co. of New York, Inc.
    3.300%, 12/01/24.....................................         15      14,759
Continental Resources, Inc.
    4.500%, 04/15/23.....................................        800     813,994
Corning, Inc.
    3.700%, 11/15/23.....................................         32      31,858
Cox Communications, Inc.
U   3.250%, 12/15/22.....................................         26      25,169
U   3.850%, 02/01/25.....................................         79      77,305
U   3.500%, 08/15/27.....................................        800     750,508
CSX Corp.
    4.250%, 06/01/21.....................................          9       9,207
CVS Health Corp.
    2.800%, 07/20/20.....................................         22      21,800
    2.125%, 06/01/21.....................................         15      14,490
    3.375%, 08/12/24.....................................        174     168,050
    3.875%, 07/20/25.....................................      1,985   1,957,118
Danaher Corp.
    3.350%, 09/15/25.....................................         17      16,699
Deere & Co.
    5.375%, 10/16/29.....................................          5       5,660
DH Europe Finance SA
    1.200%, 06/30/27..................................... EUR  1,300   1,503,476
Discovery Communications LLC
U   2.800%, 06/15/20.....................................          6       5,920
    3.300%, 05/15/22.....................................         16      15,740
U   3.500%, 06/15/22.....................................         90      88,815
    3.250%, 04/01/23.....................................          7       6,786
U   3.900%, 11/15/24.....................................         63      61,937
    3.450%, 03/15/25.....................................         66      62,945
Dollar General Corp.
    3.250%, 04/15/23.....................................         79      77,382
    4.150%, 11/01/25.....................................         13      13,044
Dominion Energy Gas Holdings LLC
    2.800%, 11/15/20.....................................         84      82,899
    3.600%, 12/15/24.....................................         37      36,238
Dominion Energy, Inc.
    3.625%, 12/01/24.....................................         15      14,609

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
UNITED STATES -- (Continued)
    3.900%, 10/01/25.....................................        117  $  115,611
Dover Corp.
    1.250%, 11/09/26..................................... EUR  3,100   3,562,635
Dow Chemical Co. (The)
    3.000%, 11/15/22.....................................         31      30,253
    3.500%, 10/01/24.....................................         87      84,988
DTE Energy Co.
    2.400%, 12/01/19.....................................         25      24,731
    3.850%, 12/01/23.....................................         11      10,995
    2.850%, 10/01/26.....................................        500     456,033
Duke Energy Corp.
    3.050%, 08/15/22.....................................        131     128,789
    3.750%, 04/15/24.....................................         67      66,938
DXC Technology Co.
    4.450%, 09/18/22.....................................         37      37,746
Eastman Chemical Co.
    2.700%, 01/15/20.....................................          5       4,969
    3.600%, 08/15/22.....................................          3       3,003
    3.800%, 03/15/25.....................................         51      50,436
    1.875%, 11/23/26..................................... EUR  1,000   1,211,745
Eaton Vance Corp.
    3.500%, 04/06/27.....................................        517     500,641
eBay, Inc.
    3.800%, 03/09/22.....................................         87      88,014
    2.600%, 07/15/22.....................................         31      29,896
    3.600%, 06/05/27.....................................        115     109,315
Ecolab, Inc.
    2.700%, 11/01/26.....................................         52      48,338
Edgewell Personal Care Co.
    4.700%, 05/24/22.....................................      1,185   1,164,263
EI du Pont de Nemours & Co.
    4.625%, 01/15/20.....................................          2       2,049
EMC Corp.
    3.375%, 06/01/23.....................................      1,255   1,170,445
Emerson Electric Co.
    3.150%, 06/01/25.....................................         62      59,916
Energy Transfer Partners L.P.
    4.750%, 01/15/26.....................................         67      67,755
Enterprise Products Operating LLC
    5.200%, 09/01/20.....................................          6       6,235
    3.900%, 02/15/24.....................................         24      24,209
    3.750%, 02/15/25.....................................         23      22,963
    3.700%, 02/15/26.....................................         62      61,150
EOG Resources, Inc.
    4.100%, 02/01/21.....................................         20      20,371
    2.625%, 03/15/23.....................................         44      42,324
    3.150%, 04/01/25.....................................         79      76,443
EQT Corp.
    3.900%, 10/01/27.....................................      1,500   1,416,850
ERAC USA Finance LLC
U   3.850%, 11/15/24.....................................      1,388   1,380,658
Evergy, Inc.
    4.850%, 06/01/21.....................................         29      29,691
Eversource Energy
    2.500%, 03/15/21.....................................          6       5,875
    2.800%, 05/01/23.....................................         55      52,987

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
UNITED STATES -- (Continued)
Exelon Corp.
    2.450%, 04/15/21.....................................         15  $   14,583
    3.950%, 06/15/25.....................................         27      26,892
    3.400%, 04/15/26.....................................      1,225   1,171,394
Exelon Generation Co. LLC
    2.950%, 01/15/20.....................................         10       9,951
Express Scripts Holding Co.
    3.900%, 02/15/22.....................................         56      56,093
    3.500%, 06/15/24.....................................         97      93,539
    3.400%, 03/01/27.....................................        174     161,884
Exxon Mobil Corp.
    3.176%, 03/15/24.....................................        385     383,505
    3.043%, 03/01/26.....................................         58      56,419
FedEx Corp.
    2.625%, 08/01/22.....................................         51      49,581
    4.000%, 01/15/24.....................................         99     100,518
    3.200%, 02/01/25.....................................         44      42,812
    1.625%, 01/11/27..................................... EUR  2,000   2,358,990
Fidelity National Information Services, Inc.
    2.250%, 08/15/21.....................................         45      43,316
    5.000%, 10/15/25.....................................         35      37,047
Gap, Inc. (The)
    5.950%, 04/12/21.....................................        315     329,964
GATX Corp.
    3.250%, 03/30/25.....................................         60      56,770
    3.250%, 09/15/26.....................................         32      29,469
General Dynamics Corp.
    2.250%, 11/15/22.....................................         56      53,558
    2.125%, 08/15/26.....................................         86      77,618
General Electric Co.
    0.375%, 05/17/22..................................... EUR    135     157,070
    3.375%, 03/11/24.....................................         37      36,413
    0.875%, 05/17/25..................................... EUR    500     573,615
    6.750%, 03/15/32.....................................        221     273,029
General Mills, Inc.
    3.150%, 12/15/21.....................................          9       8,894
    3.200%, 02/10/27.....................................      1,007     929,375
General Motors Financial Co., Inc.
    2.250%, 09/06/24..................................... GBP    950   1,207,577
    5.250%, 03/01/26.....................................        208     215,397
    4.350%, 01/17/27.....................................         58      56,405
Georgia Power Co.
    2.850%, 05/15/22.....................................         21      20,530
    3.250%, 03/30/27.....................................        154     144,801
Gilead Sciences, Inc.
    2.050%, 04/01/19.....................................          2       1,992
    4.400%, 12/01/21.....................................         17      17,538
    3.700%, 04/01/24.....................................        124     124,511
    3.650%, 03/01/26.....................................         57      56,655
Goldman Sachs Group, Inc. (The)
    5.250%, 07/27/21.....................................         26      27,239
    4.000%, 03/03/24.....................................        250     251,568
    3.750%, 05/22/25.....................................         87      85,137
    1.625%, 07/27/26..................................... EUR  1,175   1,366,520

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
UNITED STATES -- (Continued)
    2.000%, 03/22/28..................................... EUR  2,000  $2,357,010
Goodyear Tire & Rubber Co. (The)
    4.875%, 03/15/27.....................................      1,239   1,132,136
Graphic Packaging International, Inc.
    4.125%, 08/15/24.....................................        500     485,000
Halliburton Co.
    3.500%, 08/01/23.....................................         75      74,899
    3.800%, 11/15/25.....................................         29      28,840
Hanesbrands, Inc.
U   4.875%, 05/15/26.....................................      1,300   1,256,125
Harley-Davidson, Inc.
    3.500%, 07/28/25.....................................         42      40,342
Harris Corp.
    2.700%, 04/27/20.....................................          6       5,948
Hartford Financial Services Group, Inc. (The)
    5.125%, 04/15/22.....................................         79      83,272
Hewlett Packard Enterprise Co.
    4.900%, 10/15/25.....................................         35      35,734
Home Depot, Inc. (The)
    2.700%, 04/01/23.....................................         15      14,695
    3.350%, 09/15/25.....................................         43      42,409
Honeywell International, Inc.
    2.500%, 11/01/26.....................................        102      94,503
Hormel Foods Corp.
    4.125%, 04/15/21.....................................         17      17,409
Humana, Inc.
    3.850%, 10/01/24.....................................         91      90,710
Huntington Bancshares, Inc.
    3.150%, 03/14/21.....................................         18      17,850
    2.300%, 01/14/22.....................................         38      36,419
Hyatt Hotels Corp.
    3.375%, 07/15/23.....................................         23      22,481
Illinois Tool Works, Inc.
    1.950%, 03/01/19.....................................          4       3,982
    3.500%, 03/01/24.....................................         75      75,394
Indiana Michigan Power Co.
    7.000%, 03/15/19.....................................          3       3,079
Intel Corp.
    2.700%, 12/15/22.....................................         11      10,764
Intercontinental Exchange, Inc.
    3.750%, 12/01/25.....................................      1,000     999,580
International Business Machines Corp.
    2.250%, 02/19/21.....................................        231     226,877
    3.625%, 02/12/24.....................................        112     112,814
    3.300%, 01/27/27.....................................        306     297,385
    1.750%, 03/07/28..................................... EUR  1,000   1,224,789
International Paper Co.
    3.650%, 06/15/24.....................................         92      91,304
    3.800%, 01/15/26.....................................         12      11,727

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
UNITED STATES -- (Continued)
Interpublic Group of Cos., Inc. (The)
    4.200%, 04/15/24.....................................        546  $  543,932
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
    4.850%, 01/15/27.....................................         57      55,657
JM Smucker Co. (The)
    3.500%, 03/15/25.....................................         58      55,501
John Deere Capital Corp.
    2.550%, 01/08/21.....................................        112     110,695
    3.350%, 06/12/24.....................................        672     664,523
Johnson & Johnson
    2.450%, 03/01/26.....................................         38      35,740
    2.950%, 03/03/27.....................................        700     677,469
Johnson Controls International P.L.C.
    3.625%, 07/02/24.....................................         11      10,802
JPMorgan Chase & Co.
    4.350%, 08/15/21.....................................         23      23,566
    3.625%, 05/13/24.....................................        142     141,076
    3.900%, 07/15/25.....................................        129     128,895
Juniper Networks, Inc.
    4.600%, 03/15/21.....................................         30      30,360
    4.500%, 03/15/24.....................................         49      49,799
Kellogg Co.
    1.250%, 03/10/25..................................... EUR    500     587,483
    3.250%, 04/01/26.....................................        661     622,813
    7.450%, 04/01/31.....................................         61      76,605
Keurig Dr Pepper, Inc.
    3.400%, 11/15/25.....................................         20      18,997
KeyCorp
    2.900%, 09/15/20.....................................         17      16,852
    5.100%, 03/24/21.....................................         16      16,665
Kimberly-Clark Corp.
    1.900%, 05/22/19.....................................          6       5,965
    2.400%, 06/01/23.....................................         22      21,069
Kohl's Corp.
    4.750%, 12/15/23.....................................         17      17,315
Kraft Heinz Foods Co.
    3.500%, 06/06/22.....................................        107     106,364
    3.950%, 07/15/25.....................................        135     132,484
    4.125%, 07/01/27..................................... GBP  1,600   2,250,943
Kroger Co. (The)
    3.850%, 08/01/23.....................................         39      39,217
    7.500%, 04/01/31.....................................         90     110,538
L Brands, Inc.
U   6.694%, 01/15/27.....................................        950     900,125
L3 Technologies, Inc.
    3.950%, 05/28/24.....................................         29      28,601
Laboratory Corp. of America Holdings
    4.000%, 11/01/23.....................................         45      45,373
Lam Research Corp.
    3.800%, 03/15/25.....................................      1,000     996,117
Legg Mason, Inc.
    3.950%, 07/15/24.....................................         55      54,230
    4.750%, 03/15/26.....................................         23      23,336

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
UNITED STATES -- (Continued)
Lennar Corp.
    4.750%, 05/30/25.....................................      1,465  $1,424,713
Liberty Mutual Group, Inc.
U   5.000%, 06/01/21.....................................         78      80,600
    2.750%, 05/04/26..................................... EUR  1,700   2,116,581
Lockheed Martin Corp.
    2.900%, 03/01/25.....................................        552     527,328
    3.550%, 01/15/26.....................................         56      55,574
Loews Corp.
    2.625%, 05/15/23.....................................         44      42,124
    3.750%, 04/01/26.....................................        125     122,955
Lowe's Cos., Inc.
    3.120%, 04/15/22.....................................          3       2,990
    3.375%, 09/15/25.....................................         61      59,820
LYB International Finance II BV
    3.500%, 03/02/27.....................................         35      33,153
LyondellBasell Industries NV
    5.750%, 04/15/24.....................................      1,400   1,515,433
Macy's Retail Holdings, Inc.
    3.625%, 06/01/24.....................................        750     724,727
Magellan Midstream Partners L.P.
    4.250%, 02/01/21.....................................         18      18,364
Marathon Petroleum Corp.
    3.625%, 09/15/24.....................................         96      94,508
Marriott International, Inc.
    2.875%, 03/01/21.....................................         12      11,815
Marsh & McLennan Cos., Inc.
    2.350%, 09/10/19.....................................          6       5,965
    3.500%, 06/03/24.....................................         97      95,886
    3.500%, 03/10/25.....................................        700     687,095
Mastercard, Inc.
    3.375%, 04/01/24.....................................         21      21,007
Maxim Integrated Products, Inc.
    3.450%, 06/15/27.....................................         69      65,216
McDonald's Corp.
    2.200%, 05/26/20.....................................          9       8,861
    3.500%, 07/15/20.....................................         57      57,435
    2.625%, 01/15/22.....................................         22      21,499
    2.875%, 12/17/25..................................... EUR    600     789,458
    5.875%, 04/23/32..................................... GBP    750   1,296,322
McKesson Corp.
    3.796%, 03/15/24.....................................         51      50,429
    3.125%, 02/17/29..................................... GBP  2,170   2,801,353
Merck & Co., Inc.
    2.800%, 05/18/23.....................................         45      43,991
    2.750%, 02/10/25.....................................        136     131,180
Meritage Homes Corp.
    6.000%, 06/01/25.....................................      1,325   1,334,129
MetLife, Inc.
    3.600%, 04/10/24.....................................        189     188,309
    3.000%, 03/01/25.....................................      1,500   1,429,103
MGIC INVESTMENT CORP
    5.750%, 08/15/23.....................................        500     515,475

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
UNITED STATES -- (Continued)
MGM Resorts International
    7.750%, 03/15/22.....................................      1,100  $1,204,500
    4.625%, 09/01/26.....................................        105      98,700
Microsoft Corp.
    3.125%, 11/03/25.....................................         36      35,380
    2.400%, 08/08/26.....................................        346     320,870
    3.300%, 02/06/27.....................................        288     285,067
Molson Coors Brewing Co.
    3.500%, 05/01/22.....................................         33      32,834
    1.250%, 07/15/24..................................... EUR  1,200   1,391,946
    3.000%, 07/15/26.....................................         87      79,703
Morgan Stanley
    2.500%, 04/21/21.....................................         29      28,318
    5.500%, 07/28/21.....................................         10      10,580
    3.875%, 04/29/24.....................................        140     139,790
    3.875%, 01/27/26.....................................        192     189,236
    1.375%, 10/27/26..................................... EUR  2,550   2,918,815
Mosaic Co. (The)
    4.250%, 11/15/23.....................................         46      46,535
    4.050%, 11/15/27.....................................      1,000     961,869
Motorola Solutions, Inc.
    3.750%, 05/15/22.....................................         37      36,902
    3.500%, 03/01/23.....................................         37      36,059
MPLX L.P.
    4.125%, 03/01/27.....................................      1,189   1,166,502
Murphy Oil Corp.
    4.000%, 06/01/22.....................................      1,100   1,075,250
Mylan N.V.
    3.125%, 11/22/28..................................... EUR  1,400   1,711,268
Mylan NV
    2.250%, 11/22/24..................................... EUR  1,000   1,206,009
    3.950%, 06/15/26.....................................        173     165,809
Nasdaq, Inc.
    4.250%, 06/01/24.....................................         33      33,321
National Oilwell Varco, Inc.
    2.600%, 12/01/22.....................................         94      90,025
National Rural Utilities Cooperative Finance Corp.
    8.000%, 03/01/32.....................................         32      44,234
NetApp, Inc.
    3.250%, 12/15/22.....................................         13      12,715
    3.300%, 09/29/24.....................................      1,800   1,717,733
Newell Brands, Inc.
    4.000%, 06/15/22.....................................         76      75,153
Newfield Exploration Co.
    5.625%, 07/01/24.....................................        500     525,000
    5.375%, 01/01/26.....................................        800     818,000
NextEra Energy Capital Holdings, Inc.
    4.500%, 06/01/21.....................................         10      10,251
    3.550%, 05/01/27.....................................         59      56,949
NextEra Energy Operating Partners L.P.
U   4.500%, 09/15/27.....................................        525     494,156
NIKE, Inc.
    2.375%, 11/01/26.....................................        328     300,460

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
UNITED STATES -- (Continued)
NiSource, Inc.
   3.850%, 02/15/23.....................................         27  $   27,179
Noble Energy, Inc.
   4.150%, 12/15/21.....................................         20      20,312
   3.900%, 11/15/24.....................................         18      17,785
   3.850%, 01/15/28.....................................      1,000     965,521
Nordstrom, Inc.
   4.750%, 05/01/20.....................................         16      16,455
   4.000%, 10/15/21.....................................         11      11,075
   4.000%, 03/15/27.....................................        148     141,466
Norfolk Southern Corp.
   2.903%, 02/15/23.....................................         52      50,739
   2.900%, 06/15/26.....................................        526     493,726
Northern Trust Corp.
   3.375%, 08/23/21.....................................         22      22,102
Northrop Grumman Corp.
   3.250%, 08/01/23.....................................         12      11,862
NuStar Logistics L.P.
   5.625%, 04/28/27.....................................        730     712,663
Nuveen Finance LLC
U  4.125%, 11/01/24.....................................         32      31,679
Occidental Petroleum Corp.
   2.700%, 02/15/23.....................................          5       4,855
   3.400%, 04/15/26.....................................         85      83,661
   3.000%, 02/15/27.....................................      1,376   1,312,556
Ohio Power Co.
   5.375%, 10/01/21.....................................         27      28,671
Omnicom Group, Inc. / Omnicom Capital, Inc.
   3.650%, 11/01/24.....................................      2,038   1,983,279
ONE Gas, Inc.
   2.070%, 02/01/19.....................................          6       5,983
ONEOK, Inc.
   4.000%, 07/13/27.....................................         77      75,700
Oracle Corp.
   2.500%, 10/15/22.....................................         22      21,361
   2.950%, 05/15/25.....................................        325     314,296
   2.650%, 07/15/26.....................................        465     434,767
   3.250%, 11/15/27.....................................         56      54,255
O'Reilly Automotive, Inc.
   3.800%, 09/01/22.....................................          8       8,066
   3.600%, 09/01/27.....................................      2,200   2,077,352
Pacific Gas & Electric Co.
   3.850%, 11/15/23.....................................         37      36,347
   3.750%, 02/15/24.....................................         76      74,173
   3.500%, 06/15/25.....................................        700     662,875
Packaging Corp. of America
   4.500%, 11/01/23.....................................         45      46,339
Parker-Hannifin Corp.
   3.300%, 11/21/24.....................................         71      69,439
PepsiCo, Inc.
   2.150%, 10/14/20.....................................         75      73,775
   2.750%, 03/05/22.....................................         33      32,666
   2.750%, 03/01/23.....................................         52      50,897
   3.500%, 07/17/25.....................................         75      75,519
   0.875%, 07/18/28..................................... EUR  1,500   1,692,515
Perrigo Finance Unlimited Co.
   4.375%, 03/15/26.....................................        500     489,835

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
UNITED STATES -- (Continued)
Pfizer, Inc.
   3.000%, 06/15/23.....................................         22  $   21,813
   3.400%, 05/15/24.....................................         75      75,159
   3.000%, 12/15/26.....................................        492     474,647
Philip Morris International, Inc.
   3.250%, 11/10/24.....................................         68      66,340
Phillips 66
   4.300%, 04/01/22.....................................         49      50,382
Phillips 66 Partners L.P.
   3.550%, 10/01/26.....................................        752     709,929
Plains All American Pipeline L.P. / PAA Finance Corp.
   4.650%, 10/15/25.....................................        800     803,188
PNC Financial Services Group Inc
   3.150%, 05/19/27.....................................      1,000     950,473
PNC Financial Services Group, Inc. (The)
   4.375%, 08/11/20.....................................          3       3,064
   3.300%, 03/08/22.....................................          9       8,967
PolyOne Corp.
   5.250%, 03/15/23.....................................      1,170   1,194,863
PPG Industries, Inc.
   3.750%, 03/15/28.....................................        750     737,509
PPL Capital Funding, Inc.
   3.400%, 06/01/23.....................................         57      55,646
Praxair, Inc.
   2.200%, 08/15/22.....................................          9       8,647
Precision Castparts Corp.
   2.500%, 01/15/23.....................................         91      87,737
   3.250%, 06/15/25.....................................        362     352,356
Principal Financial Group, Inc.
   3.125%, 05/15/23.....................................         52      50,833
   3.100%, 11/15/26.....................................         53      49,341
Procter & Gamble Co. (The)
   1.850%, 02/02/21.....................................         18      17,577
   2.450%, 11/03/26.....................................         13      12,062
   2.850%, 08/11/27.....................................        150     143,003
   1.800%, 05/03/29..................................... GBP  6,100   7,703,368
Progress Energy, Inc.
   4.875%, 12/01/19.....................................          6       6,136
   4.400%, 01/15/21.....................................         27      27,604
   7.000%, 10/30/31.....................................        630     796,587
Progressive Corp.
   2.450%, 01/15/27.....................................        500     453,753
Progressive Corp. (The)
   3.750%, 08/23/21.....................................         51      51,508
Prudential Financial, Inc.
   4.500%, 11/15/20.....................................          4       4,108
   3.500%, 05/15/24.....................................      1,712   1,704,502
PSEG Power LLC
   2.450%, 11/15/18.....................................          6       5,994
   5.125%, 04/15/20.....................................         26      26,752
   4.300%, 11/15/23.....................................         68      68,984
Puget Energy, Inc.
   6.000%, 09/01/21.....................................         92      97,852

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
UNITED STATES -- (Continued)
PulteGroup, Inc.
   4.250%, 03/01/21.....................................        500  $  500,000
   5.000%, 01/15/27.....................................      1,000     940,000
QEP Resources, Inc.
   5.375%, 10/01/22.....................................        750     761,250
   5.625%, 03/01/26.....................................        500     481,250
QUALCOMM, Inc.
   2.250%, 05/20/20.....................................          6       5,908
   3.450%, 05/20/25.....................................      1,631   1,585,134
Quest Diagnostics, Inc.
   3.500%, 03/30/25.....................................          4       3,859
Radian Group, Inc.
   7.000%, 03/15/21.....................................         96     102,720
   4.500%, 10/01/24.....................................      1,200   1,164,000
Range Resources Corp.
   4.875%, 05/15/25.....................................        805     745,631
Raytheon Co.
   3.125%, 10/15/20.....................................         47      47,113
   2.500%, 12/15/22.....................................         16      15,510
Reinsurance Group of America, Inc.
   5.000%, 06/01/21.....................................         11      11,418
   4.700%, 09/15/23.....................................         45      46,319
   3.950%, 09/15/26.....................................        111     108,078
Republic Services, Inc.
   5.500%, 09/15/19.....................................          2       2,055
   3.550%, 06/01/22.....................................         52      52,148
Rockwell Automation, Inc.
   2.875%, 03/01/25.....................................         67      63,535
Roper Technologies, Inc.
   3.000%, 12/15/20.....................................         15      14,878
Royal Caribbean Cruises, Ltd.
   3.700%, 03/15/28.....................................      1,000     932,536
Ryder System, Inc.
   2.450%, 09/03/19.....................................          1         993
SCANA Corp.
   4.125%, 02/01/22.....................................         23      22,725
Sealed Air Corp.
U  4.875%, 12/01/22.....................................      1,180   1,190,325
Sempra Energy
   4.050%, 12/01/23.....................................         49      49,310
   3.550%, 06/15/24.....................................         76      74,137
Sensata Technologies BV
U  5.000%, 10/01/25.....................................        500     500,000
Sherwin-Williams Co. (The)
   3.450%, 08/01/25.....................................         53      51,088
Southern Co. (The)
   3.250%, 07/01/26.....................................        556     527,646
Southern Power Co.
   4.150%, 12/01/25.....................................      1,017   1,014,481
   1.850%, 06/20/26..................................... EUR  1,200   1,448,945
Southwest Airlines Co.
   2.650%, 11/05/20.....................................         60      59,250
   3.000%, 11/15/26.....................................        107      98,937
Starbucks Corp.
   3.850%, 10/01/23.....................................         14      14,174
State Street Corp.
   4.375%, 03/07/21.....................................         24      24,706

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
UNITED STATES -- (Continued)
   1.950%, 05/19/21.....................................         28  $   27,113
   3.300%, 12/16/24.....................................        163     160,468
   3.550%, 08/18/25.....................................         96      96,035
Stryker Corp.
   2.625%, 03/15/21.....................................         10       9,816
   3.375%, 05/15/24.....................................          6       5,902
   3.375%, 11/01/25.....................................        109     105,502
SunTrust Banks, Inc.
   2.900%, 03/03/21.....................................         40      39,544
Sysco Corp.
   2.600%, 10/01/20.....................................         35      34,524
   3.300%, 07/15/26.....................................         23      21,972
Tapestry, Inc.
   4.250%, 04/01/25.....................................      1,196   1,176,524
Target Corp.
   2.900%, 01/15/22.....................................         42      41,815
   2.500%, 04/15/26.....................................         52      48,054
TD Ameritrade Holding Corp.
   5.600%, 12/01/19.....................................          2       2,068
   2.950%, 04/01/22.....................................         21      20,636
   3.625%, 04/01/25.....................................         86      85,042
Texas Instruments, Inc.
   2.250%, 05/01/23.....................................          8       7,636
Thermo Fisher Scientific, Inc.
   2.000%, 04/15/25..................................... EUR  1,000   1,233,110
   1.450%, 03/16/27..................................... EUR  1,000   1,161,469
TJX Cos., Inc. (The)
   2.250%, 09/15/26.....................................        600     540,345
Toll Brothers Finance Corp.
   4.875%, 03/15/27.....................................        500     472,500
   4.350%, 02/15/28.....................................        800     717,000
Total System Services, Inc.
   4.800%, 04/01/26.....................................         69      71,308
Travelers Cos., Inc. (The)
   3.900%, 11/01/20.....................................         69      70,026
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
   5.875%, 06/15/24.....................................      1,300   1,290,250
Tyson Foods, Inc.
   4.500%, 06/15/22.....................................         65      66,971
Under Armour, Inc.
   3.250%, 06/15/26.....................................      1,250   1,129,494
Union Pacific Corp.
   2.250%, 02/15/19.....................................          4       3,991
   2.750%, 04/15/23.....................................          7       6,761
   3.250%, 01/15/25.....................................        111     107,910
United Continental Holdings, Inc.
   4.250%, 10/01/22.....................................      1,400   1,368,500
United Technologies Corp.
   3.100%, 06/01/22.....................................          2       1,978
   7.500%, 09/15/29.....................................          7       8,958
UnitedHealth Group, Inc.
   2.750%, 02/15/23.....................................        101      98,127
   2.875%, 03/15/23.....................................         67      65,561
   3.750%, 07/15/25.....................................        137     137,479
Unum Group
   4.000%, 03/15/24.....................................        734     723,716

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
UNITED STATES -- (Continued)
   3.875%, 11/05/25.....................................         23  $   22,169
US Bancorp
   2.350%, 01/29/21.....................................          9       8,813
Valero Energy Corp.
   3.400%, 09/15/26.....................................      1,046     999,878
VeriSign, Inc.
   5.250%, 04/01/25.....................................      1,557   1,590,086
Verizon Communications, Inc.
   3.500%, 11/01/24.....................................         14      13,723
   3.376%, 02/15/25.....................................        194     188,024
   2.625%, 08/15/26.....................................         24      21,711
   1.375%, 10/27/26..................................... EUR  1,500   1,754,705
Viacom, Inc.
   2.750%, 12/15/19.....................................          3       2,968
   4.500%, 03/01/21.....................................         22      22,352
   4.250%, 09/01/23.....................................          7       7,029
   3.875%, 04/01/24.....................................         57      55,393
Visa, Inc.
   3.150%, 12/14/25.....................................        170     165,250
Walgreen Co.
   3.100%, 09/15/22.....................................         80      78,284
Walgreens Boots Alliance, Inc.
   3.300%, 11/18/21.....................................        150     149,257
   3.450%, 06/01/26.....................................         35      33,103
   2.125%, 11/20/26..................................... EUR  1,700   2,030,521
Walmart, Inc.
   3.300%, 04/22/24.....................................         78      77,771
   2.550%, 04/08/26..................................... EUR  1,300   1,700,391
   5.750%, 12/19/30..................................... GBP  1,100   1,972,864
Walt Disney Co. (The)
   3.150%, 09/17/25.....................................         75      73,508
Warner Media LLC
   4.750%, 03/29/21.....................................         13      13,384
   4.000%, 01/15/22.....................................         13      13,141
   3.550%, 06/01/24.....................................         52      50,482
   3.600%, 07/15/25.....................................        998     956,699
   3.800%, 02/15/27.....................................        653     625,529
Waste Management, Inc.
   4.600%, 03/01/21.....................................         21      21,652
   3.500%, 05/15/24.....................................         58      57,426
   3.125%, 03/01/25.....................................         40      38,711
WEC Energy Group, Inc.
   2.450%, 06/15/20.....................................         19      18,723
   3.550%, 06/15/25.....................................         52      51,335
Wells Fargo & Co.
   2.600%, 07/22/20.....................................          3       2,968
   3.500%, 03/08/22.....................................        102     102,043
   3.000%, 02/19/25.....................................        190     180,333
   3.000%, 04/22/26.....................................         32      29,884
   2.000%, 04/27/26..................................... EUR    800     974,456
   1.375%, 10/26/26..................................... EUR    500     579,809
Western Digital Corp.
   4.750%, 02/15/26.....................................      1,195   1,174,834
Western Gas Partners L.P................................
   4.000%, 07/01/22.....................................        700     694,280
Western Power Distribution South West P.L.C.............
   5.875%, 03/25/27..................................... GBP    900   1,466,632

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
UNITED STATES -- (Continued)
Western Union Co. (The)
   5.253%, 04/01/20...................................         27  $     27,736
WestRock MWV LLC
   8.200%, 01/15/30...................................        180       236,579
Whirlpool Corp.
   4.700%, 06/01/22...................................         22        22,700
   3.700%, 05/01/25...................................        145       141,034
Whirlpool Finance Luxembourg Sarl
   1.250%, 11/02/26................................... EUR  1,200     1,373,228
   1.100%, 11/09/27................................... EUR    500       553,437
Williams Cos. Inc
   3.700%, 01/15/23...................................        100        97,907
Williams Cos., Inc. (The)
   7.875%, 09/01/21...................................        498       552,780
Williams Partners L.P.
   4.000%, 09/15/25...................................        136       134,524
   3.750%, 06/15/27...................................         16        15,428
Wisconsin Electric Power Co.
   3.100%, 06/01/25...................................         37        35,628
Wm Wrigley Jr Co.
U  2.900%, 10/21/19                                             2         1,997
WR Grace & Co-Conn
U  5.125%, 10/01/21                                         1,010     1,027,675
Wyndham Destinations, Inc.
   3.900%, 03/01/23...................................      1,088     1,014,560
Xerox Corp.
   4.070%, 03/17/22...................................         13        12,865
   3.800%, 05/15/24...................................         50        47,868
Xilinx, Inc.
   3.000%, 03/15/21...................................         11        10,900
Zimmer Biomet Holdings, Inc.
   3.550%, 04/01/25...................................        731       701,160
Zoetis, Inc.
   3.000%, 09/12/27...................................         62        57,897
                                                                   ------------
TOTAL UNITED STATES...................................              234,767,079
                                                                   ------------
TOTAL BONDS...........................................              481,040,152
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- (3.2%)
U.S. Treasury Bonds
   6.875%, 08/15/25...................................        466       583,351
   6.000%, 02/15/26...................................        516       623,151
   6.625%, 02/15/27...................................        522       666,777
   6.125%, 11/15/27...................................        343       431,607
   5.250%, 11/15/28...................................        426       511,442
   5.250%, 02/15/29...................................      1,165     1,404,101
   6.125%, 08/15/29...................................        299       387,064
   6.250%, 05/15/30...................................        300       397,631
   5.375%, 02/15/31...................................      1,282     1,601,649
U.S. Treasury Notes
   2.500%, 05/15/24...................................      1,132     1,108,280
   2.250%, 11/15/24...................................        791       761,156
   2.000%, 02/15/25...................................        289       272,934
   2.125%, 05/15/25...................................      1,270     1,208,071
   2.000%, 08/15/25...................................      1,952     1,837,513
   2.250%, 11/15/25...................................        805       769,121

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- -----------
                                                              (000)
   1.625%, 02/15/26.........................................    751  $   684,281
   1.625%, 05/15/26.........................................  1,467    1,333,126
   1.500%, 08/15/26.........................................  1,212    1,087,735
   2.250%, 11/15/27.........................................    982      925,329
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS.............................          16,594,319
                                                                     -----------
AGENCY OBLIGATIONS -- (2.5%)
Federal Farm Credit Bank
   5.320%, 09/03/19.........................................     74       76,209
   5.150%, 11/15/19.........................................     61       62,986
   4.670%, 05/07/20.........................................     19       19,649
   5.350%, 08/07/20.........................................     23       24,162
   3.650%, 12/21/20.........................................    152      154,912
   5.250%, 03/02/21.........................................     21       22,238
   5.220%, 02/22/22.........................................     17       18,299
   5.210%, 12/19/22.........................................     73       79,619
   4.800%, 02/13/23.........................................      7        7,546
   5.250%, 03/06/23.........................................     21       23,061
   5.220%, 05/15/23.........................................    166      182,597
   2.630%, 08/03/26.........................................     67       64,503
   5.770%, 01/05/27.........................................     22       25,969
Federal Home Loan Bank
   1.500%, 03/08/19.........................................    130      129,405
   1.875%, 03/08/19.........................................    195      194,498
   5.375%, 05/15/19.........................................    195      199,516
   1.625%, 06/14/19.........................................    185      183,709
   3.000%, 03/18/20.........................................     65       65,292
   3.375%, 06/12/20.........................................    100      101,210
   2.875%, 09/11/20.........................................     50       50,116
   4.625%, 09/11/20.........................................     90       93,431
   3.125%, 12/11/20.........................................     20       20,133
   5.250%, 12/11/20.........................................     25       26,380
   5.000%, 03/12/21.........................................     20       21,081
   3.625%, 06/11/21.........................................     35       35,759
   5.625%, 06/11/21.........................................    130      139,980
   2.375%, 09/10/21.........................................    135      132,665
   3.000%, 09/10/21.........................................    110      110,506
   5.000%, 12/10/21.........................................    155      165,669
   2.250%, 03/11/22.........................................     35       34,294
   2.500%, 03/11/22.........................................     40       39,531
   5.250%, 06/10/22.........................................     30       32,501
   5.750%, 06/10/22.........................................     65       71,837
   2.000%, 09/09/22.........................................     55       53,176
   5.375%, 09/30/22.........................................    220      241,586
   5.250%, 12/09/22.........................................     50       54,675

                                                             FACE
                                                            AMOUNT^    VALUE+
                                                            ------- ------------
                                                             (000)
   4.750%, 03/10/23........................................     170 $    182,855
   3.250%, 06/09/23........................................     120      121,502
   2.500%, 12/08/23........................................     115      112,639
   2.875%, 06/14/24........................................      55       54,415
   5.375%, 08/15/24........................................      65       73,568
   2.875%, 09/13/24........................................     760      754,080
   2.750%, 12/13/24........................................     880      867,425
   4.375%, 03/13/26........................................      70       75,497
   5.750%, 06/12/26........................................     140      165,210
Federal Home Loan Mortgage Corp.
   6.750%, 09/15/29........................................     216      285,099
   6.750%, 03/15/31........................................     260      350,969
   6.250%, 07/15/32........................................     243      321,317
Federal National Mortgage Association
   1.500%, 06/22/20........................................      53       51,843
   1.250%, 05/06/21........................................      58       55,669
   2.125%, 04/24/26........................................     730      680,664
   1.875%, 09/24/26........................................   1,171    1,064,688
   6.250%, 05/15/29........................................     616      782,147
   7.125%, 01/15/30........................................      75      102,168
   7.250%, 05/15/30........................................     249      344,060
   6.625%, 11/15/30........................................   1,288    1,717,037
Tenessee Valley Authority
   1.750%, 10/15/18........................................      37       36,974
Tennessee Valley Authority
   2.875%, 09/15/24........................................     646      638,698
   6.750%, 11/01/25........................................     296      363,417
   2.875%, 02/01/27........................................     196      189,967
   7.125%, 05/01/30........................................     498      677,623
                                                                    ------------
TOTAL AGENCY OBLIGATIONS...................................           13,028,231
                                                                    ------------
TOTAL INVESTMENT SECURITIES................................          510,662,702
                                                                    ------------

                                                            SHARES
                                                            -------
SECURITIES LENDING COLLATERAL -- (2.0%)
@(S) DFA Short Term Investment Fund........................ 880,522   10,188,520
                                                                    ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $539,053,701)^^....................................         $520,851,222
                                                                    ============

At July 31, 2018, DFA Global Core Plus Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                      UNREALIZED
                                                                       FOREIGN
                                                                       EXCHANGE
                                                         SETTLEMENT  APPRECIATION
      CURRENCY PURCHASED  CURRENCY SOLD   COUNTERPARTY      DATE    (DEPRECIATION)
      ------------------  -------------- --------------- ---------- --------------
      CAD      203,302    USD   155,651  Citibank, N.A.   08/15/18       $669

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED


                                                                                   UNREALIZED
                                                                                    FOREIGN
                                                                                    EXCHANGE
                                                                      SETTLEMENT  APPRECIATION
CURRENCY PURCHASED      CURRENCY SOLD           COUNTERPARTY             DATE    (DEPRECIATION)
------------------    ------------------ ---------------------------- ---------- --------------
USD     1,367,760     JPY    152,409,004 Citibank, N.A.                08/15/18    $    3,574
USD     1,467,284     JPY    162,889,169 State Street Bank and Trust   08/15/18         9,292
USD     5,375,419     AUD      7,186,617 Citibank, N.A.                08/15/18        35,686
USD    32,550,289     JPY  3,586,845,932 State Street Bank and Trust   08/15/18       445,068
USD     4,338,692     DKK     27,504,957 Citibank, N.A.                08/17/18        17,618
USD     7,120,342     SEK     62,247,716 State Street Bank and Trust   08/17/18        33,212
USD    69,250,070     GBP     52,180,420 State Street Bank and Trust   08/17/18       719,236
USD     1,362,992     EUR      1,163,406 Citibank, N.A.                08/20/18           800
USD     7,511,936     EUR      6,395,694 State Street Bank and Trust   08/20/18        23,439
                                                                                   ----------
TOTAL APPRECIATION                                                                 $1,288,594

USD    77,863,457     EUR     66,616,164 Citibank, N.A.                08/08/18    $  (67,836)
USD    77,866,135     EUR     66,618,780 Citibank, N.A.                08/09/18       (73,836)
USD       799,334     JPY     89,626,014 Citibank, N.A.                08/15/18        (2,893)
USD    13,963,800     CAD     18,246,679 State Street Bank and Trust   08/15/18       (66,203)
USD     2,087,935     GBP      1,591,083 Citibank, N.A.                08/17/18        (1,704)
USD     3,530,344     GBP      2,691,288 State Street Bank and Trust   08/17/18        (4,242)
USD    16,769,576     EUR     14,349,457 Citibank, N.A.                08/20/18       (31,708)
                                                                                   ----------
TOTAL (DEPRECIATION)                                                               $ (248,422)
                                                                                   ----------
TOTAL APPRECIATION
  (DEPRECIATION)                                                                   $1,040,172
                                                                                   ==========

AUD  Australian Dollars
CAD  Canadian Dollars
DKK  Danish Krone
EUR  Euro
GBP  British Pounds
JPY  Japanese Yen
SEK  Swedish Krona

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   -----------------------------------------
                                   LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                   ------- ------------ ------- ------------
    Bonds
       Australia..................   --    $ 18,482,046   --    $ 18,482,046
       Belgium....................   --       2,180,582   --       2,180,582
       Canada.....................   --      23,809,543   --      23,809,543
       Denmark....................   --       7,096,591   --       7,096,591
       Finland....................   --       1,657,950   --       1,657,950
       France.....................   --      35,292,080   --      35,292,080
       Germany....................   --      23,953,432   --      23,953,432
       Ireland....................   --         154,662   --         154,662
       Italy......................   --       5,657,368   --       5,657,368
       Japan......................   --       2,780,773   --       2,780,773
       Netherlands................   --      23,715,441   --      23,715,441
       Norway.....................   --         175,913   --         175,913
       Spain......................   --       6,753,708   --       6,753,708
       Supranational Organization
         Obligations..............   --      30,479,581   --      30,479,581
       Sweden.....................   --      13,211,775   --      13,211,775
       Switzerland................   --      13,971,904   --      13,971,904
       United Kingdom.............   --      36,899,730   --      36,899,730
       United States..............   --     234,767,073   --     234,767,073

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED


                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------
                                    LEVEL 1    LEVEL 2    LEVEL 3    TOTAL
                                    -------  ------------ ------- ------------
Agency Obligations.................     --   $ 13,028,231     --  $ 13,028,231
U.S. Treasury Obligations..........     --     16,594,319     --    16,594,319
Securities Lending Collateral......     --     10,188,520     --    10,188,520
Forward Currency Contracts**.......     --      1,040,172     --     1,040,172
                                    ------   ------------ ------  ------------
TOTAL..............................     --   $521,891,394     --  $521,891,394
                                    ======   ============ ======  ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

               EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                          SHARES VALUE>>
                                                          ------ --------
COMMON STOCKS -- (95.5%)
BRAZIL -- (7.1%)
    AES Tiete Energia SA................................. 14,200 $ 38,287
    Aliansce Shopping Centers SA.........................  3,200   12,883
*   Alliar Medicos A Frente SA...........................  5,800   20,383
    Alupar Investimento SA...............................  8,100   35,285
    Ambev SA, ADR........................................ 87,259  448,511
    Arezzo Industria e Comercio SA.......................  1,600   18,181
*   Azul SA, ADR.........................................  2,815   53,907
*   B2W Cia Digital......................................  2,900   21,750
    B3 SA - Brasil Bolsa Balcao.......................... 30,095  190,755
    Banco ABC Brasil SA..................................    158      653
    Banco Bradesco SA, ADR............................... 94,314  762,055
    Banco Bradesco SA.................................... 19,990  148,488
    Banco BTG Pactual SA.................................  4,800   25,322
    Banco do Brasil SA................................... 15,900  137,679
    Banco Santander Brasil SA............................  7,900   76,784
    BB Seguridade Participacoes SA....................... 18,754  122,368
    Braskem SA, Sponsored ADR............................  1,908   55,332
*   BRF SA............................................... 10,100   60,950
    CCR SA............................................... 65,800  184,604
*   Centrais Eletricas Brasileiras SA....................  9,200   42,332
    Cia de Locacao das Americas..........................  1,500   11,510
    Cia de Saneamento Basico do Estado de Sao Paulo...... 12,500   83,260
    Cia de Saneamento de Minas Gerais-COPASA.............  3,500   37,935
    Cia de Saneamento do Parana..........................  3,100   36,771
    Cia Energetica de Minas Gerais.......................  9,600   18,493
    Cia Hering...........................................  9,300   36,548
    Cia Paranaense de Energia............................  2,300   11,643
*   Cia Siderurgica Nacional SA.......................... 20,600   50,385
    Cielo SA............................................. 39,950  152,741
*   Construtora Tenda SA.................................  2,900   20,545
*   Cosan Logistica SA...................................  6,500   17,838
    Cosan SA.............................................  7,800   76,622
    CVC Brasil Operadora e Agencia de Viagens SA.........  6,600   77,548
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes...................................... 21,700   67,009
*   Direcional Engenharia SA............................. 11,900   21,940
    Duratex SA........................................... 27,967   75,854
    EcoRodovias Infraestrutura e Logistica SA............  9,600   19,950
    EDP - Energias do Brasil SA..........................  5,900   21,457
    Embraer SA, Sponsored ADR............................ 10,214  208,876
    Equatorial Energia SA................................  8,900  145,239
    Estacio Participacoes SA.............................  4,400   30,421
*   Even Construtora e Incorporadora SA.................. 17,100   16,948
    Ez Tec Empreendimentos e Participacoes SA............  3,200   14,767
    Fleury SA............................................ 15,000  109,424
    Grendene SA..........................................  8,100   16,812
    Guararapes Confeccoes SA.............................    500   12,755
    Hypermarcas SA....................................... 13,100   96,855
    Iguatemi Empresa de Shopping Centers SA..............  1,900   17,039
    Instituto Hermes Pardini SA..........................  2,600   12,760
    International Meal Co. Alimentacao SA, Class A.......  9,400   18,283
    Iochpe-Maxion SA.....................................  5,900   36,233
    Itau Unibanco Holding SA.............................  7,000   74,601
    Klabin SA............................................ 14,600   78,576
    Kroton Educacional SA................................ 21,400   64,429
    Light SA.............................................  4,900   17,076

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
BRAZIL -- (Continued)
    Localiza Rent a Car SA...............................    36,200 $  229,065
    Lojas Americanas SA..................................     5,400     19,711
    Lojas Renner SA......................................    38,500    316,756
    M Dias Branco SA.....................................     1,500     15,335
    Magazine Luiza SA....................................     3,600    126,858
    Mahle-Metal Leve SA..................................     3,200     23,446
    Movida Participacoes SA..............................    15,100     23,374
    MRV Engenharia e Participacoes SA....................    18,200     64,056
    Multiplus SA.........................................     2,400     17,712
    Natura Cosmeticos SA.................................    13,400    103,893
    Odontoprev SA........................................    17,000     60,376
    Porto Seguro SA......................................     7,000     92,505
    QGEP Participacoes SA................................     6,800     29,314
    Qualicorp Consultoria e Corretora de Seguros SA......    19,300    103,100
    Raia Drogasil SA.....................................    12,200    241,705
*   Rumo SA..............................................    20,100     79,526
    Santos Brasil Participacoes SA.......................    11,400      8,201
    Sao Carlos Empreendimentos e Participacoes SA........     1,400     10,817
    SLC Agricola SA......................................     2,200     31,007
    Smiles Fidelidade SA.................................     3,100     42,288
    Sul America SA.......................................    23,900    140,536
    Suzano Papel e Celulose SA...........................    14,800    175,669
    Telefonica Brasil SA, ADR............................    10,107    111,581
    TIM Participacoes SA, ADR............................     5,179     85,039
    Transmissora Alianca de Energia Eletrica SA..........    13,100     70,538
#   Ultrapar Participacoes SA, Sponsored ADR.............    12,177    133,704
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A......................     4,300     20,794
    Via Varejo SA........................................    13,400     76,009
*   Vulcabras Azaleia SA.................................     5,251      7,877
    WEG SA...............................................     9,900     48,823
    Wiz Solucoes e Corretagem de Seguros SA..............     6,600     13,892
                                                                    ----------
TOTAL BRAZIL.............................................            6,789,159
                                                                    ----------
CHILE -- (1.2%)
    Aguas Andinas SA, Class A............................   127,220     74,208
    Banco de Chile, ADR..................................       500     46,750
    Banco de Credito e Inversiones SA....................     1,016     70,400
    Banco Santander Chile, ADR...........................     2,645     86,782
    Besalco SA...........................................    15,455     14,295
    CAP SA...............................................     1,908     19,746
    Cencosud SA..........................................    43,347    118,878
    Cia Cervecerias Unidas SA, Sponsored ADR.............     3,794    103,311
    Empresa Nacional de Telecomunicaciones SA............     7,338     69,261
*   Empresas AquaChile SA................................    15,609      9,548
    Enel Americas SA.....................................   251,914     44,501
    Enel Americas SA.....................................    60,697     10,718
    Enel Chile SA, ADR...................................     3,000     15,750
    Forus SA.............................................     2,738      8,157
    Grupo Security SA....................................    28,107     13,376
    Hortifrut SA.........................................     3,062      9,531
    Inversiones Aguas Metropolitanas SA..................    22,633     35,688
    Itau CorpBanca....................................... 2,286,409     24,164
    Itau CorpBanca, ADR..................................       800     12,608
    Multiexport Foods SA.................................    31,596     15,656
    Parque Arauco SA.....................................     7,016     19,615
    Ripley Corp. SA......................................    29,609     27,857
    SACI Falabella.......................................    10,768    100,275
    Salfacorp SA.........................................    20,822     32,160

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
CHILE -- (Continued)
*   SMU SA...............................................  36,026 $   10,733
    Sociedad Matriz SAAM SA.............................. 102,709      9,697
    Socovesa SA..........................................  15,493      8,138
    SONDA SA.............................................  30,776     46,811
    Vina Concha y Toro SA................................  20,785     44,715
                                                                  ----------
TOTAL CHILE..............................................          1,103,329
                                                                  ----------
CHINA -- (16.5%)
*   21Vianet Group, Inc., ADR............................   2,700     25,488
    3SBio, Inc...........................................  19,000     40,537
*   51job, Inc., ADR.....................................     214     19,639
*   58.com, Inc., ADR....................................   1,040     69,950
    AAC Technologies Holdings, Inc.......................   4,500     57,830
    Agile Group Holdings, Ltd............................  34,000     52,497
    Agricultural Bank of China, Ltd., Class H............ 198,000     96,219
*   Alibaba Group Holding, Ltd., Sponsored ADR...........   4,758    890,840
*   Alibaba Health Information Technology, Ltd...........  46,000     47,257
*   Alibaba Pictures Group, Ltd.......................... 170,000     20,177
    ANTA Sports Products, Ltd............................  15,000     76,608
    Ausnutria Dairy Corp., Ltd...........................  17,000     24,696
    AviChina Industry & Technology Co., Ltd., Class H.... 107,000     65,829
    BAIC Motor Corp., Ltd., Class H......................  43,500     36,155
*   Baidu, Inc., Sponsored ADR...........................     988    244,214
    Bank of China, Ltd., Class H......................... 430,000    203,139
    Bank of Chongqing Co., Ltd., Class H.................  13,500      8,599
    Bank of Communications Co., Ltd., Class H............  69,000     49,951
#*  Baozun, Inc., Sponsored ADR..........................     229     13,248
    BBMG Corp., Class H..................................  60,000     23,669
    Beijing Capital International Airport Co., Ltd.,
      Class H............................................  18,000     20,502
    Beijing Capital Land, Ltd., Class H..................  36,000     15,647
    Beijing Enterprises Holdings, Ltd....................   9,500     46,349
    Beijing Enterprises Water Group, Ltd................. 108,000     59,045
*   Bitauto Holdings, Ltd., ADR..........................   1,100     26,752
    Bosideng International Holdings, Ltd.................  92,000     13,840
    Brilliance China Automotive Holdings, Ltd............  40,000     52,367
#   BYD Co., Ltd., Class H...............................   7,500     42,606
    BYD Electronic International Co., Ltd................  11,000     12,869
    C C Land Holdings, Ltd...............................  56,000     12,654
    Canvest Environmental Protection Group Co., Ltd......  14,000      7,688
*   CAR, Inc.............................................  26,000     25,816
*   Carnival Group International Holdings, Ltd........... 270,000     11,878
    Central China Real Estate, Ltd.......................  51,000     23,317
    CGN Power Co., Ltd., Class H......................... 183,000     48,537
    Chaowei Power Holdings, Ltd..........................  21,000     10,418
*   Cheetah Mobile, Inc., ADR............................   1,696     14,450
    China Agri-Industries Holdings, Ltd..................  51,000     20,247
    China Aircraft Leasing Group Holdings, Ltd...........  10,500     10,722
    China Aoyuan Property Group, Ltd.....................  24,000     17,645
    China CITIC Bank Corp., Ltd., Class H................  66,000     42,479
    China Communications Construction Co., Ltd., Class H.  34,000     37,664
    China Communications Services Corp., Ltd., Class H...  52,000     32,966
    China Conch Venture Holdings, Ltd....................  25,000     94,311
    China Construction Bank Corp., Class H............... 980,000    895,997
    China Datang Corp. Renewable Power Co., Ltd.,
      Class H............................................  76,000     14,336
    China Dongxiang Group Co., Ltd....................... 123,000     20,398
    China Eastern Airlines Corp., Ltd., Class H..........  28,000     17,505
    China Energy Engineering Corp., Ltd., Class H........ 112,000     14,848
    China Everbright Bank Co., Ltd., Class H.............  46,000     20,233
    China Everbright, Ltd................................  16,000     28,282

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------- --------
CHINA -- (Continued)
#*  China Evergrande Group...............................  46,000 $127,660
    China Foods, Ltd.....................................  40,000   20,891
    China Galaxy Securities Co., Ltd., Class H...........  55,500   28,776
    China Gas Holdings, Ltd..............................  18,000   73,020
#   China High Speed Transmission Equipment Group Co.,
      Ltd................................................  15,000   18,655
    China Huarong Asset Management Co., Ltd., Class H.... 259,000   66,067
    China International Capital Corp., Ltd., Class H.....  10,800   18,633
    China International Marine Containers Group Co.,
      Ltd., Class H......................................  13,900   15,978
    China Jinmao Holdings Group, Ltd..................... 130,000   62,750
    China Lesso Group Holdings, Ltd......................  28,000   17,197
    China Life Insurance Co., Ltd., Class H..............  28,000   70,360
    China Lilang, Ltd....................................  14,000   17,104
    China Machinery Engineering Corp., Class H...........  38,000   20,359
    China Medical System Holdings, Ltd...................  26,000   44,524
    China Mengniu Dairy Co., Ltd.........................  22,000   68,273
    China Merchants Bank Co., Ltd., Class H..............  18,000   70,601
    China Merchants Land, Ltd............................  98,000   16,141
    China Merchants Port Holdings Co., Ltd...............  10,000   20,735
*   China Metal Resources Utilization, Ltd...............  36,000   22,234
    China Minsheng Banking Corp., Ltd., Class H..........  56,500   42,009
    China Mobile, Ltd....................................  17,500  158,085
*   China Modern Dairy Holdings, Ltd.....................  71,000   11,872
    China Molybdenum Co., Ltd., Class H..................  36,000   18,440
    China Oil & Gas Group, Ltd........................... 260,000   20,885
    China Oilfield Services, Ltd., Class H...............  38,000   34,749
    China Overseas Land & Investment, Ltd................  50,000  157,521
    China Overseas Property Holdings, Ltd................  70,000   24,856
    China Pacific Insurance Group Co., Ltd., Class H.....  12,800   50,084
    China Petroleum & Chemical Corp., Class H............ 220,000  211,473
    China Railway Construction Corp., Ltd., Class H......  36,000   43,488
    China Railway Group, Ltd., Class H...................  65,000   56,466
    China Railway Signal & Communication Corp., Ltd.,
      Class H............................................  14,000    9,939
    China Reinsurance Group Corp., Class H...............  59,000   12,339
    China Resources Beer Holdings Co., Ltd...............  14,000   63,085
    China Resources Cement Holdings, Ltd.................  26,000   29,724
    China Resources Gas Group, Ltd.......................  26,000  123,402
    China Resources Land, Ltd............................  32,000  117,334
    China Resources Pharmaceutical Group, Ltd............  24,500   35,664
    China Sanjiang Fine Chemicals Co., Ltd...............  27,000    8,382
    China SCE Property Holdings, Ltd.....................  42,000   18,814
*   China Shengmu Organic Milk, Ltd......................  97,000    6,127
*   China Silver Group, Ltd..............................  48,000    7,044
    China Singyes Solar Technologies Holdings, Ltd.......  35,000   11,114
    China South City Holdings, Ltd....................... 102,000   19,803
    China State Construction International Holdings, Ltd.  18,000   21,460
    China Suntien Green Energy Corp., Ltd., Class H......  69,000   22,252
    China Taiping Insurance Holdings Co., Ltd............  40,000  137,259
    China Telecom Corp., Ltd., Class H................... 160,000   75,672
    China Traditional Chinese Medicine Holdings Co., Ltd.  28,000   20,655
    China Travel International Investment Hong Kong, Ltd.  60,000   24,133
    China Unicom Hong Kong, Ltd.......................... 138,000  170,398
    China Vanke Co., Ltd., Class H.......................  36,200  115,901
    China Water Affairs Group, Ltd.......................  30,000   39,379
    China ZhengTong Auto Services Holdings, Ltd..........  25,000   14,881
#   China Zhongwang Holdings, Ltd........................  35,600   17,446
    Chinasoft International, Ltd.........................  26,000   20,376
    Chongqing Rural Commercial Bank Co., Ltd., Class H...  28,000   17,155
    CIFI Holdings Group Co., Ltd......................... 112,000   73,166
    CIMC Enric Holdings, Ltd.............................  24,000   21,984

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------- --------
CHINA -- (Continued)
    CITIC Securities Co., Ltd., Class H..................  20,000 $ 40,097
    Cogobuy Group........................................  20,000    8,274
*   Comba Telecom Systems Holdings, Ltd..................  88,000   12,270
    Consun Pharmaceutical Group, Ltd.....................  14,000   10,667
*   COSCO SHIPPING Development Co., Ltd., Class H........ 118,000   18,833
    COSCO SHIPPING Energy Transportation Co., Ltd.,
      Class H............................................  36,000   15,668
    Country Garden Holdings Co., Ltd..................... 183,000  285,183
*   Country Garden Services Holdings Co., Ltd............   5,977    9,762
#   CPMC Holdings, Ltd...................................  31,000   13,920
    CRRC Corp., Ltd., Class H............................  25,000   21,984
    CSC Financial Co., Ltd., Class H.....................  18,000   12,187
    CSPC Pharmaceutical Group, Ltd.......................  42,000  110,106
*   Ctrip.com International, Ltd., ADR...................   2,647  108,924
    Dali Foods Group Co., Ltd............................  26,500   22,218
*   Digital China Holdings, Ltd..........................  35,000   18,215
    Dongfeng Motor Group Co., Ltd., Class H..............  50,000   50,271
#*  eHi Car Services, Ltd., Sponsored ADR................   1,723   22,175
    ENN Energy Holdings, Ltd.............................  11,000  111,845
    Far East Horizon, Ltd................................  42,000   40,445
    Fu Shou Yuan International Group, Ltd................  24,000   22,139
    Fufeng Group, Ltd....................................  38,000   17,552
    Fullshare Holdings, Ltd..............................  92,500   40,828
    Future Land Development Holdings, Ltd................  40,000   36,083
    Fuyao Glass Industry Group Co., Ltd., Class H........   4,000   14,511
*   GCL-Poly Energy Holdings, Ltd........................ 131,000   11,550
    Geely Automobile Holdings, Ltd.......................  59,000  135,314
    Gemdale Properties & Investment Corp., Ltd........... 204,000   21,112
    Genscript Biotech Corp...............................  16,000   39,275
    GF Securities Co., Ltd., Class H.....................  11,800   16,561
    Golden Eagle Retail Group, Ltd.......................   9,000   10,767
#*  GOME Retail Holdings, Ltd............................ 255,000   27,061
    Great Wall Motor Co., Ltd., Class H..................  37,000   26,671
    Greatview Aseptic Packaging Co., Ltd.................  34,000   22,003
    Greenland Hong Kong Holdings, Ltd....................  24,000    8,752
    Greentown China Holdings, Ltd........................  16,500   19,473
    Greentown Service Group Co., Ltd.....................  18,000   17,786
    Guangdong Investment, Ltd............................  28,000   48,272
    Guangshen Railway Co., Ltd., Class H.................  12,000    6,158
    Guangzhou Automobile Group Co., Ltd., Class H........  16,800   15,814
    Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd., Class H......................................   6,000   25,566
    Guangzhou R&F Properties Co., Ltd., Class H..........  25,200   45,370
    Guotai Junan Securities Co., Ltd., Class H...........   5,800   12,032
    Haier Electronics Group Co., Ltd.....................  18,000   52,642
*   Hailiang Education Group, Inc., ADR..................     321   25,407
    Haitian International Holdings, Ltd..................  10,000   23,510
    Haitong Securities Co., Ltd., Class H................  33,600   34,006
    Harbin Electric Co., Ltd., Class H...................  34,000   10,390
    HC Group, Inc........................................  37,500   21,066
*   Health and Happiness H&H International Holdings, Ltd.   3,000   22,266
*   HengTen Networks Group, Ltd.......................... 628,000   20,049
*   Hi Sun Technology China, Ltd.........................  60,000    7,676
*   Honghua Group, Ltd................................... 166,000   12,899
    Hopson Development Holdings, Ltd.....................  26,000   21,895
    Hua Hong Semiconductor, Ltd..........................   6,000   21,145
    Huaneng Renewables Corp., Ltd., Class H.............. 142,000   52,837
*   Huatai Securities Co., Ltd., Class H.................  11,600   18,319
    Huazhu Group, Ltd., ADR..............................   1,928   77,139
    Industrial & Commercial Bank of China, Ltd., Class H. 371,000  275,714
*   JD.com, Inc., ADR....................................   3,032  108,728

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------- --------
CHINA -- (Continued)
    Jiangsu Expressway Co., Ltd., Class H................  30,000 $ 36,493
    Jiangxi Copper Co., Ltd., Class H....................  34,000   43,015
#   Jiayuan International Group, Ltd.....................  18,000   34,988
#*  JinkoSolar Holding Co., Ltd., ADR....................   1,539   21,346
    Joy City Property, Ltd...............................  64,000    7,925
    Kaisa Group Holdings, Ltd............................  41,000   16,623
    Kingdee International Software Group Co., Ltd........  22,000   24,452
    Kingsoft Corp., Ltd..................................  13,000   31,621
#*  KuangChi Science, Ltd................................  44,000    4,999
    Kunlun Energy Co., Ltd............................... 102,000   88,237
    KWG Property Holding, Ltd............................  36,000   41,165
    Lee & Man Paper Manufacturing, Ltd...................  21,000   20,462
    Lee's Pharmaceutical Holdings, Ltd...................   7,000    7,505
    Legend Holdings Corp., Class H.......................   6,700   20,023
    Lenovo Group, Ltd.................................... 228,000  126,796
*   Li Ning Co., Ltd.....................................  21,500   23,455
*   Lifetech Scientific Corp.............................  46,000   13,000
    Livzon Pharmaceutical Group, Inc., Class H...........   4,600   21,673
    Logan Property Holdings Co., Ltd.....................  32,000   40,306
    Lonking Holdings, Ltd................................  56,000   25,734
    Luye Pharma Group, Ltd...............................  24,000   23,377
    Metallurgical Corp. of China, Ltd., Class H..........  28,000    8,217
    Minth Group, Ltd.....................................  22,000   83,011
*   MMG, Ltd.............................................  40,000   24,541
*   Momo, Inc., Sponsored ADR............................   4,835  198,332
    NetDragon Websoft Holdings, Ltd......................   1,000    2,108
    NetEase, Inc., ADR...................................     740  190,920
    New China Life Insurance Co., Ltd., Class H..........   4,600   21,236
    New Oriental Education & Technology Group, Inc.,
      Sponsored ADR......................................     470   40,439
    Nexteer Automotive Group, Ltd........................  14,000   19,977
    Nine Dragons Paper Holdings, Ltd.....................  46,000   57,055
#*  Noah Holdings, Ltd., ADR.............................     446   22,773
    Orient Securities Co., Ltd., Class H.................  16,800   12,278
*   Panda Green Energy Group, Ltd........................ 170,000    8,781
    PAX Global Technology, Ltd...........................  24,000   11,549
    People's Insurance Co. Group of China, Ltd. (The),
      Class H............................................  45,000   20,148
    PICC Property & Casualty Co., Ltd., Class H..........  53,000   59,887
    Ping An Insurance Group Co. of China, Ltd., Class H..  45,500  423,572
    Poly Property Group Co., Ltd.........................  44,000   17,599
    Pou Sheng International Holdings, Ltd................  63,000   12,426
    Powerlong Real Estate Holdings, Ltd..................  43,000   22,398
#   Q Technology Group Co., Ltd..........................  16,000   11,566
#   Redco Group..........................................  44,000   28,387
    Road King Infrastructure, Ltd........................   7,000   13,316
*   Ronshine China Holdings, Ltd.........................   8,500   10,383
    Sany Heavy Equipment International Holdings Co., Ltd.  31,000   11,133
#   Shandong Chenming Paper Holdings, Ltd., Class H......  20,250   17,197
*   Shanghai Electric Group Co., Ltd., Class H...........  34,000   11,408
#   Shanghai Fosun Pharmaceutical Group Co., Ltd.,
      Class H............................................   3,500   16,743
    Shanghai Industrial Holdings, Ltd....................  14,000   32,682
    Shanghai Jin Jiang International Hotels Group Co.,
      Ltd., Class H......................................  38,000   13,696
    Shanghai Pharmaceuticals Holding Co., Ltd., Class H..   8,300   22,038
    Shenzhen Expressway Co., Ltd., Class H...............  12,000   10,869
    Shenzhen International Holdings, Ltd.................  17,500   32,322
    Shenzhen Investment, Ltd.............................  70,000   25,261
    Shenzhou International Group Holdings, Ltd...........   7,000   85,962
    Shimao Property Holdings, Ltd........................  22,500   63,991
    Shui On Land, Ltd....................................  79,500   18,588
    Sihuan Pharmaceutical Holdings Group, Ltd............  74,000   15,968

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                        SHARES    VALUE>>
                                                                        ------- -----------
CHINA -- (Continued)
    Sino Biopharmaceutical, Ltd........................................  66,000 $    90,395
*   Sinofert Holdings, Ltd............................................. 172,000      21,289
    Sino-Ocean Group Holding, Ltd......................................  49,000      27,715
    Sinopec Engineering Group Co., Ltd., Class H.......................  23,500      23,942
    Sinopec Kantons Holdings, Ltd......................................  46,000      20,380
    Sinopec Shanghai Petrochemical Co., Ltd., Class H..................  66,000      39,685
    Sinopharm Group Co., Ltd., Class H.................................  22,000      93,121
    Sinotrans, Ltd., Class H...........................................  39,000      18,084
#   Sinotruk Hong Kong, Ltd............................................  18,500      26,165
    Skyfame Realty Holdings, Ltd.......................................  32,000      21,563
    Skyworth Digital Holdings, Ltd.....................................  50,000      19,585
    SMI Holdings Group, Ltd............................................  52,000      16,056
    SOHO China, Ltd....................................................  40,000      18,839
*   Sohu.com, Ltd., ADR................................................     606      15,271
    SSY Group, Ltd.....................................................  28,000      26,763
    Sun Art Retail Group, Ltd..........................................  21,000      26,845
    Sunac China Holdings, Ltd..........................................  52,000     170,031
    Sunny Optical Technology Group Co., Ltd............................   7,200     119,424
*   TAL Education Group, ADR...........................................   1,736      55,535
    TCL Electronics Holdings, Ltd......................................  23,000      11,215
#   Tencent Holdings, Ltd..............................................  48,500   2,207,447
    Texhong Textile Group, Ltd.........................................  16,500      26,918
    Tian Ge Interactive Holdings, Ltd..................................  26,000      18,080
    Tianneng Power International, Ltd..................................  14,000      19,303
*   Tibet Water Resources, Ltd.........................................  29,000      11,277
    Tingyi Cayman Islands Holding Corp.................................  34,000      78,612
    Tong Ren Tang Technologies Co., Ltd., Class H......................  13,000      19,195
    Towngas China Co., Ltd.............................................  25,000      24,855
    TravelSky Technology, Ltd., Class H................................  12,000      34,206
    Tsingtao Brewery Co., Ltd., Class H................................   4,000      21,420
    Uni-President China Holdings, Ltd..................................  27,000      31,265
    United Energy Group, Ltd........................................... 118,000      17,008
    Universal Medical Financial & Technical Advisory Services Co., Ltd.  25,500      20,675
*   Vipshop Holdings, Ltd., ADR........................................  12,238     118,097
    Want Want China Holdings, Ltd......................................  81,000      67,130
*   Weibo Corp., Sponsored ADR.........................................     686      56,767
    Weichai Power Co., Ltd., Class H...................................  48,000      58,725
    Xiabuxiabu Catering Management China Holdings Co., Ltd.............   8,000      17,307
    Xinjiang Goldwind Science & Technology Co., Ltd., Class H..........  12,800      16,351
    Xinyi Solar Holdings, Ltd..........................................  54,000      16,108
    Xtep International Holdings, Ltd...................................  41,500      26,095
*   Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co., Class H.....   5,000      19,366
    YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H...........   4,200      20,492
    Yihai International Holding, Ltd...................................   7,000      15,903
    Yuexiu Property Co., Ltd...........................................  94,000      17,879
#   Yuexiu Transport Infrastructure, Ltd...............................  20,000      14,518
    Yum China Holdings, Inc............................................   3,465     125,017
    Yuzhou Properties Co., Ltd.........................................  34,000      19,264
*   YY, Inc., ADR......................................................   1,071      99,849
    Zhaojin Mining Industry Co., Ltd., Class H.........................  28,500      23,011
    Zhejiang Expressway Co., Ltd., Class H.............................  28,000      23,782
    Zhongsheng Group Holdings, Ltd.....................................  16,000      36,503
*   Zhuguang Holdings Group Co., Ltd................................... 102,000      18,211
    Zhuzhou CRRC Times Electric Co., Ltd., Class H.....................   9,300      55,869
    Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H..  39,400      15,907
*   ZTE Corp., Class H.................................................   6,800      11,661
    ZTO Express Cayman, Inc., ADR......................................   4,166      82,612
                                                                                -----------
TOTAL CHINA............................................................          15,783,606
                                                                                -----------

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
COLOMBIA -- (0.4%)
    Almacenes Exito SA...................................  8,570 $ 48,150
    Banco de Bogota SA...................................    955   22,632
    Bancolombia SA, Sponsored ADR........................  1,663   76,348
    Bancolombia SA.......................................  2,434   28,176
    Grupo Aval Acciones y Valores SA, ADR................  3,100   24,273
    Grupo de Inversiones Suramericana SA.................  5,130   64,069
    Interconexion Electrica SA ESP....................... 25,806  126,776
                                                                 --------
TOTAL COLOMBIA...........................................         390,424
                                                                 --------
CZECH REPUBLIC -- (0.1%)
    Komercni banka A.S...................................    525   22,795
    Moneta Money Bank A.S................................ 24,570   84,278
    O2 Czech Republic A.S................................  1,430   16,942
                                                                 --------
TOTAL CZECH REPUBLIC.....................................         124,015
                                                                 --------
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E., GDR...... 13,219   60,477
                                                                 --------
HUNGARY -- (0.4%)
    Magyar Telekom Telecommunications P.L.C.............. 28,152   40,584
    MOL Hungarian Oil & Gas P.L.C........................ 20,720  203,012
    OTP Bank P.L.C.......................................  2,507   94,299
    Richter Gedeon Nyrt..................................  2,580   46,627
                                                                 --------
TOTAL HUNGARY............................................         384,522
                                                                 --------
INDIA -- (13.7%)
*   3M India, Ltd........................................     42   14,295
    Aarti Industries.....................................  1,314   23,495
    ABB India, Ltd.......................................    601   10,678
    Abbott India, Ltd....................................    126   14,066
    Adani Ports & Special Economic Zone, Ltd............. 19,960  116,944
*   Aditya Birla Capital, Ltd............................ 13,386   28,650
*   Aditya Birla Fashion and Retail, Ltd.................  8,842   18,175
    Aegis Logistics, Ltd.................................  2,611    9,082
    AIA Engineering, Ltd.................................  1,134   27,301
*   Ajanta Pharma, Ltd...................................  1,351   22,406
    Akzo Nobel India, Ltd................................    332    8,991
    Alembic Pharmaceuticals, Ltd.........................  3,494   28,611
    Amara Raja Batteries, Ltd............................  1,820   21,978
    APL Apollo Tubes, Ltd................................    346    8,241
    Apollo Hospitals Enterprise, Ltd.....................    816   11,360
    Ashok Leyland, Ltd................................... 26,906   44,225
    Ashoka Buildcon, Ltd.................................  3,759    8,104
    Asian Paints, Ltd....................................  7,776  164,505
    Astral Polytechnik, Ltd..............................    772   12,653
    Atul, Ltd............................................    259   10,775
    Aurobindo Pharma, Ltd................................ 14,556  125,597
    Avanti Feeds, Ltd....................................  1,962   13,878
*   Avenue Supermarts, Ltd...............................  1,456   35,203
    Bajaj Auto, Ltd......................................  1,767   69,787
    Bajaj Corp., Ltd.....................................  3,361   20,273
    Bajaj Finance, Ltd...................................  2,472   97,732
    Bajaj Finserv, Ltd...................................    909   92,751
    Bajaj Holdings & Investment, Ltd.....................    558   23,661
    Bank of Baroda....................................... 10,165   22,774
    BASF India, Ltd......................................    351    9,918
    Bayer CropScience, Ltd...............................    151    9,801
    BEML, Ltd............................................  1,351   17,758

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
INDIA -- (Continued)
    Berger Paints India, Ltd.............................  2,585 $ 11,910
    Bharat Electronics, Ltd..............................  9,984   17,213
    Bharat Heavy Electricals, Ltd........................ 42,417   45,772
    Bharat Petroleum Corp., Ltd.......................... 21,142  120,795
    Bharti Airtel, Ltd................................... 40,797  232,479
    Bharti Infratel, Ltd.................................  7,827   32,693
    Biocon, Ltd..........................................  2,350   20,061
    Blue Dart Express, Ltd...............................    181    9,748
    Blue Star, Ltd.......................................  1,338   13,142
    Bosch, Ltd...........................................    124   34,177
    Britannia Industries, Ltd............................    618   59,097
*   Cadila Healthcare, Ltd...............................  6,919   38,507
    Can Fin Homes, Ltd...................................  2,724   13,298
    Canara Bank..........................................  5,276   21,989
    Caplin Point Laboratories, Ltd.......................  1,205    7,995
    Carborundum Universal, Ltd...........................  1,960   10,480
    Castrol India, Ltd...................................  7,102   18,089
    CCL Products India, Ltd..............................  2,441    9,448
*   Central Bank of India................................ 10,409   10,621
    Century Plyboards India, Ltd.........................  3,584   13,140
    Cera Sanitaryware, Ltd...............................    202    7,941
*   CG Power and Industrial Solutions, Ltd...............  8,261    7,683
    Chambal Fertilizers & Chemicals, Ltd.................  4,181    8,931
    Chennai Petroleum Corp., Ltd.........................  2,633   12,222
    Cholamandalam Investment and Finance Co., Ltd........    993   20,749
    Cipla, Ltd...........................................  8,410   78,513
    City Union Bank, Ltd.................................  9,336   23,542
*   Coffee Day Enterprises, Ltd..........................  3,096   12,050
    Colgate-Palmolive India, Ltd.........................  2,118   35,393
    Container Corp. Of India, Ltd........................  5,120   49,957
    Coromandel International, Ltd........................  4,670   29,200
    Cox & Kings, Ltd.....................................  2,973    9,402
    CRISIL, Ltd..........................................    767   20,143
    Cummins India, Ltd...................................  1,675   16,482
    Cyient, Ltd..........................................  2,102   21,488
    Dabur India, Ltd..................................... 12,424   76,510
    DCB Bank, Ltd........................................  6,987   16,753
    Dewan Housing Finance Corp., Ltd.....................  5,783   50,847
    Dhanuka Agritech, Ltd................................  1,466   11,838
    Dilip Buildcon, Ltd..................................  1,837   21,757
*   Dish TV India, Ltd................................... 19,752   18,970
    Divi's Laboratories, Ltd.............................  3,963   66,470
    DLF, Ltd............................................. 11,898   34,109
    Dr Lal PathLabs, Ltd.................................  1,564   21,382
    eClerx Services, Ltd.................................  1,107   20,904
    Edelweiss Financial Services, Ltd.................... 20,383   92,731
    Eicher Motors, Ltd...................................    294  119,391
*   EID Parry India, Ltd.................................  2,633    8,808
    Emami, Ltd...........................................  3,638   31,392
    Endurance Technologies, Ltd..........................    978   19,988
    Engineers India, Ltd.................................  9,081   18,047
    Essel Propack, Ltd...................................  6,474    9,893
*   Eveready Industries India, Ltd.......................  2,362    8,259
    Exide Industries, Ltd................................  6,140   25,172
    FDC, Ltd.............................................  2,449    8,579
    Federal Bank, Ltd.................................... 62,675   81,738
    Finolex Cables, Ltd..................................  1,005    9,074
    Finolex Industries, Ltd..............................  1,041    8,671
*   Firstsource Solutions, Ltd........................... 25,010   26,313

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
INDIA -- (Continued)
    Future Lifestyle Fashions, Ltd.......................  1,301 $  7,993
    GAIL India, Ltd...................................... 19,959  109,435
    Gateway Distriparks, Ltd.............................  3,803    9,248
    GE T&D India, Ltd....................................  2,445    9,971
    Gillette India, Ltd..................................    485   47,453
    GlaxoSmithKline Consumer Healthcare, Ltd.............    219   20,760
    GlaxoSmithKline Pharmaceuticals, Ltd.................    413   19,106
    Glenmark Pharmaceuticals, Ltd........................  8,991   76,674
    Godrej Consumer Products, Ltd........................  6,363  122,783
    Godrej Industries, Ltd...............................  2,647   25,153
*   Godrej Properties, Ltd...............................  1,082   11,290
    Graphite India, Ltd..................................  1,462   21,773
    Greaves Cotton, Ltd.................................. 11,083   23,650
    Greenply Industries, Ltd.............................  2,263    7,017
    GRUH Finance, Ltd....................................  8,189   38,706
    Gujarat Alkalies & Chemicals, Ltd....................    922    7,218
    Gujarat Fluorochemicals, Ltd.........................  1,830   20,226
    Gujarat Gas, Ltd.....................................  1,255   14,526
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd..  3,675   22,331
    Gujarat Pipavav Port, Ltd............................  4,726    8,008
    Gujarat State Petronet, Ltd..........................  7,446   21,516
    Gulf Oil Lubricants India, Ltd.......................    860   11,092
    Hatsun Agro Products, Ltd............................    975    9,316
*   Hatsun Agro Products, Ltd............................     60      459
    Havells India, Ltd...................................  7,605   70,429
    HCL Technologies, Ltd................................  9,869  138,960
    Hero MotoCorp, Ltd...................................  1,359   65,314
    Hexaware Technologies, Ltd...........................  5,612   38,202
*   Himachal Futuristic Communications, Ltd.............. 33,720   12,827
    Hindustan Petroleum Corp., Ltd....................... 18,420   76,609
    Hindustan Unilever, Ltd.............................. 14,118  357,236
    Honeywell Automation India, Ltd......................     39   11,241
    Housing Development Finance Corp., Ltd............... 12,602  365,861
    HSIL, Ltd............................................  1,816    8,812
*   ICICI Bank, Ltd., Sponsored ADR...................... 14,875  131,346
    ICICI Prudential Life Insurance Co., Ltd.............  3,727   22,731
*   Idea Cellular, Ltd................................... 72,190   57,582
    IDFC Bank, Ltd....................................... 81,727   47,987
    IDFC, Ltd............................................ 62,302   42,528
*   IFCI, Ltd............................................ 73,561   18,515
    IIFL Holdings, Ltd...................................  1,100   10,786
    Indiabulls Housing Finance, Ltd...................... 10,105  191,533
*   Indiabulls Real Estate, Ltd..........................  7,599   16,735
    Indiabulls Ventures, Ltd.............................  5,452   47,595
*   Indian Bank..........................................  2,124   11,088
    Indian Oil Corp., Ltd................................ 28,330   68,175
    Induslnd Bank, Ltd...................................    811   23,659
    Info Edge India, Ltd.................................    579   11,506
    Infosys, Ltd......................................... 47,347  942,297
*   Inox Leisure, Ltd....................................  2,553    7,201
    InterGlobe Aviation, Ltd.............................  2,281   31,098
    Ipca Laboratories, Ltd...............................  1,031   11,414
    IRB Infrastructure Developers, Ltd...................  6,518   19,117
*   ITI, Ltd.............................................  6,074    8,021
    Jagran Prakashan, Ltd................................  5,177    8,846
    Jain Irrigation Systems, Ltd.........................  6,118    7,339
*   Jammu & Kashmir Bank, Ltd. (The)..................... 11,385    9,618
    Jindal Saw, Ltd......................................  5,654    7,304
    JM Financial, Ltd....................................  5,408    9,351

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                          SHARES VALUE>>
                                                          ------ --------
INDIA -- (Continued)
    Johnson Controls-Hitachi Air Conditioning India, Ltd.    271 $  8,571
    Jubilant Foodworks, Ltd..............................  1,764   36,245
*   Just Dial, Ltd.......................................  1,669   13,732
    Kajaria Ceramics, Ltd................................  3,678   23,940
    Kalpataru Power Transmission, Ltd....................  2,634   14,350
    Kansai Nerolac Paints, Ltd...........................  1,388    9,636
    Karnataka Bank, Ltd. (The)........................... 12,048   20,402
    Karur Vysya Bank, Ltd. (The)......................... 14,268   20,916
    Kaveri Seed Co., Ltd.................................  1,283   11,472
    KEC International, Ltd...............................  3,562   17,310
    KEI Industries, Ltd..................................  1,651   10,825
    Kotak Mahindra Bank, Ltd.............................  3,060   58,424
    KPIT Technologies, Ltd...............................  5,886   25,535
    KPR Mill, Ltd........................................  1,069   10,208
    KRBL, Ltd............................................  2,899   14,662
    Lakshmi Machine Works, Ltd...........................    108   12,056
    Laurus Labs, Ltd.....................................  1,336    8,892
    LIC Housing Finance, Ltd............................. 17,506  134,821
    Lupin, Ltd...........................................  7,579   91,014
    Magma Fincorp, Ltd...................................  4,553    9,961
    Mahanagar Gas, Ltd...................................  1,524   20,326
    Mahindra & Mahindra Financial Services, Ltd.......... 10,669   80,138
    Mahindra & Mahindra, Ltd.............................  7,318   99,869
*   Mahindra CIE Automotive, Ltd.........................  5,090   19,138
    Manappuram Finance, Ltd.............................. 22,421   34,458
    Mangalore Refinery & Petrochemicals, Ltd.............  6,705    7,937
    Marico, Ltd.......................................... 30,315  161,129
    Maruti Suzuki India, Ltd.............................  1,588  221,048
*   Max Financial Services, Ltd..........................  7,197   52,028
*   Max India, Ltd....................................... 13,084   15,501
    Minda Industries, Ltd................................  1,767   10,455
    Mindtree, Ltd........................................  3,932   53,666
    MOIL, Ltd............................................  3,526    9,222
    Motherson Sumi Systems, Ltd.......................... 16,146   76,461
    Motilal Oswal Financial Services, Ltd................  1,201   16,078
    Mphasis, Ltd.........................................  2,371   40,140
    MRF, Ltd.............................................     28   32,444
    Muthoot Finance, Ltd.................................  7,279   42,919
    Natco Pharma, Ltd....................................  3,046   34,818
    National Aluminium Co., Ltd.......................... 31,890   28,747
    Nava Bharat Ventures, Ltd............................  4,985    9,694
    NBCC India, Ltd...................................... 23,319   24,012
    Nestle India, Ltd....................................    468   72,251
    NIIT Technologies, Ltd...............................  1,603   28,825
    Oberoi Realty, Ltd...................................  4,104   29,507
    Oil India, Ltd.......................................  3,314   10,140
*   Oracle Financial Services Software, Ltd..............    718   40,678
    Page Industries, Ltd.................................    266  112,552
    Persistent Systems, Ltd..............................  1,835   22,377
    Petronet LNG, Ltd.................................... 45,278  151,131
    Pfizer, Ltd..........................................    318   12,416
    Phoenix Mills, Ltd.(The).............................  1,245   11,540
    PI Industries, Ltd...................................  2,578   30,405
    Pidilite Industries, Ltd.............................  1,573   25,856
    PNB Housing Finance, Ltd.............................    613   11,568
    Power Finance Corp., Ltd............................. 16,282   20,793
    Power Grid Corp. of India, Ltd....................... 20,488   54,604
    Prestige Estates Projects, Ltd.......................  2,400    8,854
    Procter & Gamble Hygiene & Health Care, Ltd..........    265   40,023

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------- --------
INDIA -- (Continued)
    PTC India, Ltd.......................................   8,360 $ 10,126
    PVR, Ltd.............................................   1,164   18,836
*   Quess Corp., Ltd.....................................     664    9,397
    Rain Commodities, Ltd................................   3,832   11,051
    Rajesh Exports, Ltd..................................   4,477   36,969
    Rallis India, Ltd....................................   2,960    8,656
    Raymond, Ltd.........................................   1,551   18,823
    RBL Bank, Ltd........................................   3,069   25,742
    Redington India, Ltd.................................  14,411   22,677
    Reliance Capital, Ltd................................   3,933   24,153
*   Reliance Communications, Ltd.........................  45,030    9,628
    Reliance Industries, Ltd.............................  28,704  496,693
    Reliance Industries, Ltd., GDR.......................  10,351  354,004
    Repco Home Finance, Ltd..............................   2,616   22,943
    Rural Electrification Corp., Ltd.....................  28,269   48,545
    Sadbhav Engineering, Ltd.............................   3,567   14,287
    Sanofi India, Ltd....................................     208   18,171
    Schaeffler India, Ltd................................     251   19,236
    Sharda Cropchem, Ltd.................................   1,695    9,119
*   Sheela Foam, Ltd.....................................     597   12,881
    Shriram City Union Finance, Ltd......................     693   19,360
    Shriram Transport Finance Co., Ltd...................   5,029  101,783
    Siemens, Ltd.........................................   2,029   29,326
    SKF India, Ltd.......................................     380    9,287
    Sobha, Ltd...........................................   3,007   20,727
*   Solara Active Pharma Sciences, Ltd...................     338      879
    Somany Ceramics, Ltd.................................     991    7,955
    Sonata Software, Ltd.................................   1,906    9,610
    South Indian Bank, Ltd. (The)........................  61,380   16,416
    Srei Infrastructure Finance, Ltd.....................  19,337   15,124
*   State Bank of India..................................  15,743   67,534
*   Steel Authority of India, Ltd........................  19,973   22,619
    Sterlite Technologies, Ltd...........................   4,224   21,265
    Strides Arcolab, Ltd.................................   2,031   11,414
    Sun Pharmaceutical Industries, Ltd...................   9,409   78,288
    Sun TV Network, Ltd..................................   3,764   42,478
    Sundaram Finance, Ltd................................   1,232   26,882
    Sundaram-Clayton, Ltd................................     140    8,550
    Sundram Fasteners, Ltd...............................   2,723   26,085
    Suprajit Engineering, Ltd............................   2,380    8,933
    Supreme Industries, Ltd..............................   2,167   37,889
*   Suzlon Energy, Ltd................................... 122,466   13,967
    Symphony, Ltd........................................     824   13,007
*   Syndicate Bank.......................................  25,552   16,948
    Syngene International, Ltd...........................   1,141    9,940
    Tata Consultancy Services, Ltd.......................  16,048  456,020
    Tata Elxsi, Ltd......................................   1,424   29,774
    Tata Global Beverages, Ltd...........................  13,684   49,445
*   Tata Motors, Ltd..................................... 126,754  478,621
    Tech Mahindra, Ltd...................................   9,107   90,414
*   Techno Electric & Engineering Co., Ltd...............   2,365    9,681
    Thermax, Ltd.........................................     531    9,075
    Time Technoplast, Ltd................................   4,225    8,640
    Timken India, Ltd....................................   1,152   12,253
    Titan Co., Ltd.......................................   8,502  113,192
    Torrent Pharmaceuticals, Ltd.........................     806   17,945
    TTK Prestige, Ltd....................................     142   12,819
    Tube Investments of India, Ltd.......................   3,056   11,074
*   TV18 Broadcast, Ltd..................................  51,505   35,592

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
INDIA -- (Continued)
    TVS Motor Co., Ltd...................................     5,024 $    37,946
    Uflex, Ltd...........................................     2,053       8,097
    Unichem Laboratories, Ltd............................     2,495       8,323
*   Union Bank of India..................................    15,665      19,843
    United Breweries, Ltd................................     1,461      23,590
*   United Spirits, Ltd..................................     7,125      61,026
    UPL, Ltd.............................................    22,268     208,823
    VA Tech Wabag, Ltd...................................     1,386       7,278
    Vardhman Textiles, Ltd...............................       572      10,024
    V-Guard Industries, Ltd..............................     6,164      19,303
    Vijaya Bank..........................................    13,145      11,927
    Vinati Organics, Ltd.................................       777      10,927
    VIP Industries, Ltd..................................     3,363      23,779
    Voltas, Ltd..........................................     2,325      19,293
*   VRL Logistics, Ltd...................................     1,754       8,980
    WABCO India, Ltd.....................................        89       8,638
    Welspun Corp., Ltd...................................     6,248      11,443
    Whirlpool of India, Ltd..............................       896      22,740
    Wipro, Ltd...........................................    16,199      65,537
*   Wockhardt, Ltd.......................................     1,991      17,020
    Yes Bank, Ltd........................................    35,251     189,338
    Zee Entertainment Enterprises, Ltd...................    19,557     150,142
    Zensar Technologies, Ltd.............................       565      10,180
                                                                    -----------
TOTAL INDIA..............................................            13,063,846
                                                                    -----------
INDONESIA -- (2.1%)
    Ace Hardware Indonesia Tbk PT........................   332,400      30,208
    Adhi Karya Persero Tbk PT............................    68,000       7,592
    Alam Sutera Realty Tbk PT............................   477,100      10,587
    Bank Central Asia Tbk PT.............................   114,700     185,145
    Bank Danamon Indonesia Tbk PT........................    99,600      45,471
    Bank Mandiri Persero Tbk PT..........................   172,600      79,689
    Bank Negara Indonesia Persero Tbk PT.................   220,100     113,182
*   Bank Pan Indonesia Tbk PT............................   195,400      10,495
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT.   145,500      20,783
    Bank Rakyat Indonesia Persero Tbk PT.................   819,200     174,538
    Bank Tabungan Negara Persero Tbk PT..................    80,400      13,168
    Bank Tabungan Pensiunan Nasional Tbk PT..............    42,500      11,390
    Barito Pacific Tbk PT................................   126,500      15,936
    Bumi Serpong Damai Tbk PT............................   270,700      25,412
    Ciputra Development Tbk PT...........................   675,700      46,663
*   Energi Mega Persada Tbk PT........................... 1,153,600      12,249
    Erajaya Swasembada Tbk PT............................   112,300      24,323
    Global Mediacom Tbk PT...............................   549,800      17,178
*   Hanson International Tbk PT.......................... 2,028,500      18,450
    Indah Kiat Pulp & Paper Corp. Tbk PT.................    22,400      29,852
    Indofood CBP Sukses Makmur Tbk PT....................    51,300      31,065
    Indofood Sukses Makmur Tbk PT........................   177,200      78,093
    Indosat Tbk PT.......................................    35,100       8,547
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT.........   273,800      15,569
    Jasa Marga Persero Tbk PT............................   171,700      55,907
    Kalbe Farma Tbk PT...................................   215,900      19,405
*   Kresna Graha Investama Tbk PT........................   461,700      23,219
    Link Net Tbk PT......................................   106,700      31,232
    Lippo Karawaci Tbk PT................................   342,100       8,688
    Matahari Department Store Tbk PT.....................    88,500      49,365
    Mayora Indah Tbk PT..................................    66,900      14,335
    Media Nusantara Citra Tbk PT.........................   585,500      40,073
    Mitra Adiperkasa Tbk PT..............................   554,000      34,039

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
INDONESIA -- (Continued)
    Mitra Keluarga Karyasehat Tbk PT.....................   140,600 $   19,497
    Pabrik Kertas Tjiwi Kimia Tbk PT.....................    22,700     22,856
    Pakuwon Jati Tbk PT..................................   238,600      8,530
*   Panin Financial Tbk PT............................... 1,289,400     18,256
    PP Persero Tbk PT....................................   103,400     14,935
    Ramayana Lestari Sentosa Tbk PT......................   245,900     23,979
*   Rimo International Lestari Tbk PT.................... 1,079,900     10,260
    Sarana Menara Nusantara Tbk PT....................... 1,050,500     38,223
*   Sentul City Tbk PT................................... 1,511,300     13,229
    Sri Rejeki Isman Tbk PT..............................   899,900     21,350
    Sumber Alfaria Trijaya Tbk PT........................   377,400     21,189
    Summarecon Agung Tbk PT..............................   291,800     15,514
    Surya Citra Media Tbk PT.............................   368,500     52,477
    Telekomunikasi Indonesia Persero Tbk PT, Sponsored
      ADR................................................     7,198    176,495
    Tower Bersama Infrastructure Tbk PT..................    80,000     29,153
*   Trada Alam Minera Tbk PT............................. 1,606,700     32,360
    Ultrajaya Milk Industry & Trading Co. Tbk PT.........   107,900      9,688
    Unilever Indonesia Tbk PT............................    28,400     85,239
*   Vale Indonesia Tbk PT................................    40,000     12,144
*   Visi Media Asia Tbk PT...............................   434,600      6,028
    Waskita Beton Precast Tbk PT.........................   709,500     21,099
    Waskita Karya Persero Tbk PT.........................   263,500     38,810
    Wijaya Karya Persero Tbk PT..........................   120,200     12,942
*   XL Axiata Tbk PT.....................................   266,800     51,027
                                                                    ----------
TOTAL INDONESIA..........................................            2,057,128
                                                                    ----------
MALAYSIA -- (3.2%)
    Aeon Co. M Bhd.......................................    22,500     12,611
    AEON Credit Service M Bhd............................     3,900     14,370
    Alliance Bank Malaysia Bhd...........................    42,600     42,142
    AMMB Holdings Bhd....................................    59,700     59,125
    Astro Malaysia Holdings Bhd..........................    77,600     34,951
*   Berjaya Corp. Bhd....................................   128,500      9,486
    Berjaya Sports Toto Bhd..............................    39,500     22,945
*   Bermaz Auto Bhd......................................    38,400     20,605
    Boustead Holdings Bhd................................    16,900      9,900
*   Bumi Armada Bhd......................................    48,000      8,442
    Carlsberg Brewery Malaysia Bhd, Class B..............     5,400     25,441
    CIMB Group Holdings Bhd..............................    90,000    129,593
    Dialog Group Bhd.....................................    98,800     80,849
    DiGi.Com Bhd.........................................    93,700    105,000
    DRB-Hicom Bhd........................................    34,400     18,847
    Dutch Lady Milk Industries Bhd.......................     1,300     21,419
    Eastern & Oriental Bhd...............................    33,400     12,591
*   Eco World Development Group Bhd......................    85,700     26,387
    Ekovest BHD..........................................    89,000     16,573
    FGV Holdings Bhd.....................................   107,900     46,034
    Fraser & Neave Holdings Bhd..........................     2,500     22,960
    Gamuda Bhd...........................................    80,400     76,648
    Genting Bhd..........................................   136,100    293,202
    Genting Malaysia Bhd.................................    56,600     70,557
    George Kent Malaysia Bhd.............................    16,300      5,767
    Globetronics Technology Bhd..........................    19,900     12,260
    Hai-O Enterprise Bhd.................................    19,100     20,701
    HAP Seng Consolidated Bhd............................     8,900     21,486
    Hartalega Holdings Bhd...............................    29,400     44,547
    Heineken Malaysia Bhd................................     5,900     32,919
    Hengyuan Refining Co. Bhd............................    10,500     17,612
*   Hibiscus Petroleum Bhd...............................   102,300     24,288

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
MALAYSIA -- (Continued)
    Hong Leong Bank Bhd..................................   5,200 $   24,460
    Hong Leong Financial Group Bhd.......................   4,500     20,035
    IHH Healthcare Bhd...................................  14,300     20,814
    IJM Corp. Bhd........................................ 123,300     59,536
    Inari Amertron Bhd...................................  98,550     59,518
    IOI Properties Group Bhd.............................  52,800     24,716
    Kossan Rubber Industries.............................  22,000     23,785
    KPJ Healthcare Bhd...................................  65,000     16,787
    Lingkaran Trans Kota Holdings Bhd....................   9,100      9,717
    LPI Capital Bhd......................................   4,800     19,793
    Magnum Bhd...........................................  24,900     13,476
    Mah Sing Group Bhd...................................  56,900     18,229
    Malayan Banking Bhd..................................  27,000     65,232
    Malaysia Airports Holdings Bhd.......................  25,400     57,877
    Malaysia Building Society Bhd........................  77,700     21,412
    Malaysian Pacific Industries Bhd.....................   4,700     12,435
    Malaysian Resources Corp. Bhd........................  86,600     16,574
    Maxis Bhd............................................  50,000     71,346
    Muhibbah Engineering M Bhd...........................  16,000     11,972
    My EG Services Bhd................................... 182,600     55,862
    Nestle Malaysia Bhd..................................   1,700     61,789
    Padini Holdings Bhd..................................  17,400     25,684
    Petron Malaysia Refining & Marketing Bhd.............   9,700     18,803
    Petronas Chemicals Group Bhd.........................  12,300     27,051
    Petronas Dagangan Bhd................................   8,600     57,203
    Pos Malaysia Bhd.....................................  13,600     14,783
    PPB Group Bhd........................................  12,000     48,739
    Press Metal Aluminium Holdings Bhd...................  38,300     45,162
    Public Bank Bhd......................................  23,500    139,198
    RHB Bank Bhd.........................................  16,500     22,104
*   Sapura Energy Bhd.................................... 151,700     22,610
    Scientex Bhd.........................................  11,200     21,767
    Serba Dinamik Holdings Bhd...........................  37,400     35,938
    Sime Darby Plantation Bhd............................  50,100     64,817
    Sime Darby Property Bhd..............................  63,800     21,089
    SKP Resources Bhd....................................  42,600     15,651
    SP Setia Bhd Group...................................  43,300     31,691
    Sunway Construction Group Bhd........................  31,100     14,632
    Supermax Corp. Bhd...................................  33,000     35,610
    Syarikat Takaful Malaysia Keluarga Bhd...............  19,800     19,197
    Telekom Malaysia Bhd.................................  70,500     68,818
    TIME dotCom Bhd......................................   5,300     10,700
    Top Glove Corp. Bhd..................................  23,400     58,444
    UEM Sunrise Bhd......................................  86,600     19,534
    UMW Holdings Bhd.....................................   8,200     12,107
    UOA Development Bhd..................................  37,500     22,140
*   Velesto Energy Bhd................................... 276,500     20,104
    ViTrox Corp. Bhd.....................................   7,600     11,989
    VS Industry Bhd......................................  42,875     17,749
    WCT Holdings Bhd.....................................  71,000     17,405
    Westports Holdings Bhd...............................  38,200     34,858
    Yinson Holdings Bhd..................................  22,700     25,759
                                                                  ----------
TOTAL MALAYSIA...........................................          3,046,959
                                                                  ----------
MEXICO -- (3.9%)
    Alfa S.A.B. de C.V., Class A......................... 144,436    196,686
    Alpek S.A.B. de C.V..................................  15,800     26,678
    America Movil S.A.B. de C.V., Series L...............  58,400     49,978
    America Movil S.A.B. de C.V., Class L Sponsored ADR..  32,895    562,833

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                           SHARES   VALUE>>
                                                                                           ------- ----------
MEXICO -- (Continued)
    Arca Continental S.A.B. de C.V........................................................   6,700 $   44,490
#*  Axtel S.A.B. de C.V...................................................................  44,948      9,285
    Banco del Bajio SA....................................................................  24,623     58,315
    Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, ADR.   8,548     71,461
    Becle S.A.B. de C.V...................................................................   8,411     11,724
    Bolsa Mexicana de Valores S.A.B. de C.V...............................................   5,500     10,329
    Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR.........................................     903     56,428
    Consorcio ARA S.A.B. de C.V., Series *................................................  69,839     25,931
    Credito Real S.A.B. de C.V. SOFOM ER..................................................  25,839     36,323
    El Puerto de Liverpool S.A.B. de C.V..................................................   4,300     32,058
#   Fomento Economico Mexicano S.A.B. de C.V..............................................  13,900    136,548
#*  Genomma Lab Internacional S.A.B. de C.V., Class B.....................................  48,570     38,621
    Gentera S.A.B. de C.V.................................................................  25,117     27,115
    Gruma S.A.B. de C.V., Class B.........................................................   9,353    120,891
#*  Grupo Aeromexico S.A.B. de C.V........................................................   6,700     10,170
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V....................................  23,000    139,831
    Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B..............................  16,648    157,478
    Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR...................................     882    157,605
    Grupo Bimbo S.A.B. de C.V., Series A..................................................  26,900     57,617
    Grupo Carso S.A.B. de C.V., Series A1.................................................   3,000     12,491
    Grupo Cementos de Chihuahua S.A.B. de C.V.............................................   2,100     13,536
#   Grupo Comercial Chedraui S.A. de C.V..................................................  25,095     61,506
    Grupo Elektra S.A.B. de C.V...........................................................     990     37,037
    Grupo Financiero Banorte S.A.B. de C.V................................................  17,350    121,018
    Grupo Financiero Inbursa S.A.B. de C.V................................................  33,800     55,766
*   Grupo GICSA S.A. de C.V...............................................................  20,198      9,873
    Grupo Herdez S.A.B. de C.V., Series *.................................................   4,200      9,041
*   Grupo Hotelero Santa Fe S.A.B. de C.V.................................................  20,895     12,164
    Grupo Industrial Saltillo S.A.B. de C.V...............................................   7,600     11,316
    Grupo Televisa S.A.B., Series CPO.....................................................  80,321    319,599
*   Industrias CH S.A.B. de C.V., Series B................................................   2,500     11,643
    Industrias Penoles S.A.B. de C.V......................................................   5,968    101,186
*   La Comer S.A.B. de C.V................................................................  32,893     36,180
    Megacable Holdings S.A.B. de C.V......................................................  11,445     54,917
    Mexichem S.A.B. de C.V................................................................  75,893    265,576
#*  Minera Frisco S.A.B. de C.V...........................................................  17,000      7,297
#   Nemak S.A.B. de C.V...................................................................  27,100     22,349
    OHL Mexico S.A.B. de C.V..............................................................  10,875     15,515
*   Organizacion Soriana S.A.B. de C.V., Class B..........................................   7,595     14,344
    Promotora y Operadora de Infraestructura S.A.B. de C.V................................  12,052    124,492
    Promotora y Operadora de Infraestructura S.A.B. de C.V................................   1,752     13,348
    Qualitas Controladora S.A.B. de C.V...................................................   3,998     10,708
    Regional S.A.B. de C.V................................................................   7,562     46,079
*   Telesites S.A.B. de C.V...............................................................  28,200     20,865
    TV Azteca S.A.B. de C.V...............................................................  74,500      9,314
    Unifin Financiera S.A.B. de C.V. SOFOM ENR............................................   5,100     14,166
    Wal-Mart de Mexico S.A.B. de C.V......................................................  97,500    284,636
                                                                                                   ----------
TOTAL MEXICO..............................................................................          3,754,357
                                                                                                   ----------
PERU -- (0.2%)
    Credicorp, Ltd........................................................................     788    180,271
*   Grana y Montero SAA, Sponsored ADR....................................................   3,000     11,340
                                                                                                   ----------
TOTAL PERU................................................................................            191,611
                                                                                                   ----------
PHILIPPINES -- (0.9%)
    Aboitiz Power Corp....................................................................  14,200      9,953
*   Alliance Global Group, Inc............................................................ 168,900     37,952

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE>>
                                                                ------- --------
PHILIPPINES -- (Continued)
    BDO Unibank, Inc...........................................  19,080 $ 47,490
    China Banking Corp.........................................  20,300   12,676
    Cosco Capital, Inc.........................................  74,400    8,547
    D&L Industries, Inc........................................ 119,500   22,922
*   DoubleDragon Properties Corp...............................  20,200    9,877
*   East West Banking Corp.....................................  38,500   10,474
    Emperador, Inc.............................................  93,300   12,788
    Filinvest Land, Inc........................................ 332,000    8,877
    First Philippine Holdings Corp.............................  15,510   18,244
    Globe Telecom, Inc.........................................     525   18,146
    International Container Terminal Services, Inc.............  26,450   44,348
    JG Summit Holdings, Inc....................................  51,250   54,080
    Jollibee Foods Corp........................................   7,930   40,342
    LT Group, Inc..............................................  68,500   23,222
    Manila Electric Co.........................................   3,540   25,329
    Manila Water Co., Inc......................................  43,700   21,825
    Megawide Construction Corp.................................  70,700   25,494
    Megaworld Corp............................................. 411,000   35,952
    Metropolitan Bank & Trust Co...............................  13,840   19,230
    Petron Corp................................................ 126,000   21,064
    Philippine Seven Corp......................................   5,760   12,484
    PLDT, Inc., Sponsored ADR..................................   2,700   67,446
    Puregold Price Club, Inc...................................  22,100   18,854
    Rizal Commercial Banking Corp..............................  14,000    7,904
    Robinsons Land Corp........................................  53,600   19,787
    Robinsons Retail Holdings, Inc.............................   6,160    9,913
    San Miguel Corp............................................  10,270   26,939
    Security Bank Corp.........................................   3,390   12,958
    SM Investments Corp........................................   2,820   50,541
    Union Bank Of Philippines..................................   6,960   11,091
    Universal Robina Corp......................................  21,570   52,013
    Vista Land & Lifescapes, Inc............................... 212,000   23,944
                                                                        --------
TOTAL PHILIPPINES..............................................          842,706
                                                                        --------
POLAND -- (1.5%)
*   Alior Bank SA..............................................   3,748   74,527
*   AmRest Holdings SE.........................................     339   40,473
    Asseco Poland SA...........................................   4,185   52,826
    Bank Pekao SA..............................................     976   29,884
*   Boryszew SA................................................   7,832   14,459
    Budimex SA.................................................     360   12,303
    CCC SA.....................................................     970   59,759
*   CD Projekt SA..............................................   2,538  137,222
    Ciech SA...................................................   2,496   38,053
*   Cyfrowy Polsat SA..........................................  11,229   73,023
*   Dino Polska SA.............................................   1,915   52,545
    Eurocash SA................................................   5,060   25,631
    Famur SA...................................................   8,747   12,119
*   Getin Noble Bank SA........................................  40,705   10,917
    Globe Trade Centre SA......................................   4,134   10,496
    Grupa Kety SA..............................................     103    9,036
    Grupa Lotos SA.............................................   5,430   97,006
    ING Bank Slaski SA.........................................     269   14,134
    Inter Cars SA..............................................     287   21,254
    Kernel Holding SA..........................................   1,467   20,360
    KGHM Polska Miedz SA.......................................   4,396  116,304
    LC Corp. SA................................................  27,380   18,356
    LPP SA.....................................................      35   85,953
    mBank SA...................................................     396   46,353

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
POLAND -- (Continued)
    Neuca SA.............................................    113 $    7,903
    Orbis SA.............................................    545     13,338
*   PKP Cargo SA.........................................  1,796     23,609
    Polski Koncern Naftowy Orlen S.A.....................  4,185    106,136
*   Powszechna Kasa Oszczednosci Bank Polski SA..........  6,722     76,709
    Powszechny Zaklad Ubezpieczen SA..................... 13,186    151,657
    Stalprodukt SA.......................................    127     17,143
                                                                 ----------
TOTAL POLAND.............................................         1,469,488
                                                                 ----------
RUSSIA -- (0.7%)
    Etalon Group P.L.C., GDR.............................  7,226     20,233
    Globaltrans Investment P.L.C., GDR...................  2,201     25,311
*   Lenta, Ltd., GDR.....................................  6,675     33,308
*   Mail.Ru Group, Ltd., GDR.............................    638     17,290
    MegaFon PJSC, GDR....................................  4,794     45,782
    PhosAgro PJSC, GDR...................................  2,605     34,431
    Ros Agro P.L.C., GDR.................................  1,594     17,056
    Rostelecom PJSC, Sponsored ADR.......................  4,248     28,589
    Sberbank of Russia PJSC, Sponsored ADR............... 21,593    302,950
    TMK PJSC, GDR........................................  4,324     20,063
    VTB Bank PJSC, GDR................................... 25,071     39,111
    X5 Retail Group NV, GDR..............................  2,056     55,101
                                                                 ----------
TOTAL RUSSIA.............................................           639,225
                                                                 ----------
SOUTH AFRICA -- (6.1%)
    AECI, Ltd............................................  6,024     48,453
    Alexander Forbes Group Holdings, Ltd................. 37,088     14,131
*   Allied Electronics Corp., Ltd........................    540        642
    Alviva Holdings, Ltd................................. 10,377     14,762
    Anglo American Platinum, Ltd.........................    637     19,594
    AngloGold Ashanti, Ltd............................... 15,097    132,524
    Aspen Pharmacare Holdings, Ltd.......................  5,121     99,201
    Barloworld, Ltd......................................  9,136     87,934
    Bid Corp., Ltd....................................... 11,095    221,840
    Bidvest Group, Ltd. (The)............................ 20,457    290,792
    Blue Label Telecoms, Ltd............................. 20,789     14,566
*   Brait SE............................................. 20,397     66,729
    Cashbuild, Ltd.......................................    896     21,095
    Clicks Group, Ltd.................................... 12,873    188,937
    Clover Industries, Ltd...............................  3,497      4,348
    Coronation Fund Managers, Ltd........................ 10,597     47,930
*   Curro Holdings, Ltd..................................  8,298     19,539
    DataTec, Ltd......................................... 20,237     37,659
    Dis-Chem Pharmacies, Ltd............................. 11,293     24,933
    Discovery, Ltd.......................................  6,357     81,938
*   Distell Group Holdings, Ltd..........................  1,474     14,385
    EOH Holdings, Ltd....................................  5,373     16,981
*   Famous Brands, Ltd...................................  1,774     15,186
    Foschini Group, Ltd. (The)...........................  6,134     80,093
    Gold Fields, Ltd., Sponsored ADR..................... 54,064    202,199
*   Grindrod Shipping Holdings, Ltd......................    466      4,745
*   Grindrod, Ltd........................................ 18,649     11,128
    Hudaco Industries, Ltd...............................  1,158     12,913
*   Impala Platinum Holdings, Ltd........................ 10,895     16,183
    Investec, Ltd........................................  7,373     53,278
    Invicta Holdings, Ltd................................  5,036     12,753
    Italtile, Ltd........................................  9,516      9,051
    KAP Industrial Holdings, Ltd......................... 66,047     35,861

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
SOUTH AFRICA -- (Continued)
    Kumba Iron Ore, Ltd..................................  4,775 $  105,644
    Lewis Group, Ltd.....................................  4,057      9,213
    Liberty Holdings, Ltd................................  7,005     61,287
    Massmart Holdings, Ltd...............................  4,871     43,441
    MiX Telematics, Ltd., Sponsored ADR..................    653     11,441
    MMI Holdings, Ltd.................................... 23,908     30,849
    Mondi, Ltd...........................................  5,271    144,424
    Mpact, Ltd...........................................  6,530     11,297
    Mr. Price Group, Ltd.................................  8,285    147,803
    MTN Group, Ltd....................................... 81,913    712,590
*   Nampak, Ltd.......................................... 32,186     37,014
    Naspers, Ltd., Class N...............................  3,487    858,390
    NEPI Rockcastle P.L.C................................  5,596     51,825
    Omnia Holdings, Ltd..................................  6,140     60,265
    Peregrine Holdings, Ltd.............................. 11,936     18,898
    Pick n Pay Stores, Ltd............................... 11,758     66,388
    PSG Group, Ltd.......................................  4,062     71,802
    PSG Konsult, Ltd..................................... 13,836     10,467
    Raubex Group, Ltd....................................  6,707     10,085
    Reunert, Ltd.........................................  8,958     55,644
    Rhodes Food Group Pty, Ltd...........................  8,728     12,295
    Sanlam, Ltd.......................................... 62,601    362,942
    Santam, Ltd..........................................  1,941     44,612
    Sappi, Ltd........................................... 14,682    104,931
    Shoprite Holdings, Ltd...............................  8,668    143,359
    SPAR Group, Ltd. (The)............................... 19,807    288,444
    Transaction Capital, Ltd............................. 13,616     17,788
    Truworths International, Ltd......................... 15,732     97,730
    Vodacom Group, Ltd................................... 13,108    139,660
    Wilson Bayly Holmes-Ovcon, Ltd.......................  3,194     33,727
    Woolworths Holdings, Ltd............................. 36,752    142,781
                                                                 ----------
TOTAL SOUTH AFRICA.......................................         5,829,339
                                                                 ----------
SOUTH KOREA -- (16.6%)
*   Able C&C Co., Ltd....................................  1,620     20,174
    Aekyung Petrochemical Co., Ltd.......................  1,438     14,817
    AfreecaTV Co., Ltd...................................    870     33,058
    Ahnlab, Inc..........................................    316     15,482
    AK Holdings, Inc.....................................    250     17,262
    Amorepacific Corp....................................    560    133,995
    AMOREPACIFIC Group...................................    817     70,028
*   Amotech Co., Ltd.....................................    615     20,292
    BGF Co., Ltd.........................................  1,887     16,063
    BGF retail Co., Ltd..................................    305     46,101
*   BH Co., Ltd..........................................    777     17,232
    Binggrae Co., Ltd....................................    314     16,901
    BNK Financial Group, Inc.............................  5,241     42,029
    Cell Biotech Co., Ltd................................    476     14,300
*   Celltrion Pharm, Inc.................................    258     16,299
*   Celltrion, Inc.......................................  1,376    335,100
    Cheil Worldwide, Inc.................................  2,513     45,440
    Chong Kun Dang Pharmaceutical Corp...................    192     17,974
    Chongkundang Holdings Corp...........................    229     13,300
    CJ CGV Co., Ltd......................................    784     42,141
    CJ CheilJedang Corp..................................    443    134,040
    CJ Corp..............................................    542     68,131
    CJ ENM Co., Ltd......................................    361     74,965
    CJ Freshway Corp.....................................    376     10,426
    CJ Hello Co., Ltd....................................  2,930     23,913

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
SOUTH KOREA -- (Continued)
*   CJ Logistics Corp....................................   181  $ 24,478
    Com2uSCorp...........................................   332    45,156
    Cosmax, Inc..........................................   173    21,085
    Coway Co., Ltd....................................... 1,853   155,613
    Dae Han Flour Mills Co., Ltd.........................   134    21,341
    Daeduck Electronics Co............................... 2,712    20,650
    Daeduck GDS Co., Ltd.................................   869    10,447
    Daelim Industrial Co., Ltd........................... 1,539   107,985
    Daesang Corp......................................... 1,000    22,017
*   Daewoo Engineering & Construction Co., Ltd........... 9,148    46,533
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.... 1,278    30,177
    Daewoong Co., Ltd.................................... 1,147    15,094
    Daewoong Pharmaceutical Co., Ltd.....................   119    19,520
    Daou Data Corp....................................... 1,733    17,628
    Daou Technology, Inc................................. 1,033    21,934
    DB Insurance Co., Ltd................................ 2,985   172,155
    DGB Financial Group, Inc............................. 3,988    33,387
*   DIO Corp.............................................   541    16,846
    Dong-A ST Co., Ltd...................................   208    17,840
    Dongjin Semichem Co., Ltd............................ 1,581    16,392
    Dongkuk Steel Mill Co., Ltd.......................... 2,213    15,205
    Dongsuh Cos., Inc....................................   830    18,932
    Dongwon F&B Co., Ltd.................................   110    26,137
    Dongwon Industries Co., Ltd..........................    73    20,777
*   Doosan Bobcat, Inc................................... 1,044    31,105
    Doosan Corp..........................................   226    21,041
*   Doosan Heavy Industries & Construction Co., Ltd...... 3,053    41,183
*   Doosan Infracore Co., Ltd............................ 7,714    69,668
    DoubleUGames Co., Ltd................................   329    16,171
    Douzone Bizon Co., Ltd...............................   986    47,844
*   Duk San Neolux Co., Ltd.............................. 1,357    20,768
    e Tec E&C, Ltd.......................................   158    18,277
    E1 Corp..............................................   364    21,290
*   Ecopro Co., Ltd...................................... 1,231    42,219
    E-MART, Inc..........................................   423    82,695
    EM-Tech Co., Ltd..................................... 1,283    21,048
    Eo Technics Co., Ltd.................................   371    21,249
    Eugene Corp.......................................... 4,389    26,725
    F&F Co., Ltd.........................................   285    19,958
    Fila Korea, Ltd...................................... 1,480    42,024
*   Foosung Co., Ltd..................................... 2,219    23,057
*   Gamevil, Inc.........................................   271    12,630
    Grand Korea Leisure Co., Ltd.........................   838    18,495
    Green Cross Corp.....................................   111    17,670
    Green Cross Holdings Corp............................ 1,388    37,071
    GS Engineering & Construction Corp................... 2,731   111,024
    GS Holdings Corp..................................... 4,275   205,747
    GS Home Shopping, Inc................................   125    22,246
    GS Retail Co., Ltd...................................   754    22,462
    Gwangju Shinsegae Co., Ltd...........................     4       741
    Halla Holdings Corp..................................   488    20,194
    Hana Financial Group, Inc............................ 8,797   353,706
    Hana Tour Service, Inc...............................   520    36,309
*   Hanall Biopharma Co., Ltd............................   721    15,689
    Handok, Inc..........................................   880    20,003
    Handsome Co., Ltd....................................   812    27,423
*   Hanjin Heavy Industries & Construction Co., Ltd...... 6,203    15,537
    Hanjin Kal Corp...................................... 1,428    23,585
    Hankook Shell Oil Co., Ltd...........................    34    10,687

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
SOUTH KOREA -- (Continued)
    Hanmi Pharm Co., Ltd.................................    183 $ 69,579
    Hanmi Semiconductor Co., Ltd.........................  2,096   19,961
    Hanon Systems........................................  4,520   43,287
    Hansae Co., Ltd......................................  1,587   23,654
    Hansol Chemical Co., Ltd.............................    338   23,461
    Hansol Paper Co., Ltd................................  1,220   20,044
    Hanssem Co., Ltd.....................................    324   27,949
    Hanwha Chemical Corp.................................  5,156   97,786
    Hanwha General Insurance Co., Ltd....................  2,829   16,810
    Hanwha Life Insurance Co., Ltd....................... 17,564   81,207
*   HDC Hyundai Development Co-Engineering &
      Construction, Class E..............................    793   40,775
*   Heungkuk Fire & Marine Insurance Co., Ltd............  3,501   19,359
    Hite Jinro Co., Ltd..................................  1,037   16,875
    Hotel Shilla Co., Ltd................................    829   74,129
    HS Industries Co., Ltd...............................  2,849   19,055
    Huchems Fine Chemical Corp...........................    985   27,922
*   Hugel, Inc...........................................     40   17,107
    Huons Co., Ltd.......................................    291   25,068
    Hy-Lok Corp..........................................    911   19,958
*   Hyosung Advanced Materials Corp......................    106   16,110
*   Hyosung Chemical Corp................................     76   11,371
    Hyosung Corp.........................................    326   13,004
*   Hyosung Heavy Industries Corp........................    221   10,434
*   Hyosung TNC Co., Ltd.................................    102   20,369
*   Hyundai Construction Equipment Co., Ltd..............    149   17,769
    Hyundai Department Store Co., Ltd....................    250   22,030
    Hyundai Development Co-Engineering & Construction....    568   13,503
    Hyundai Elevator Co., Ltd............................    236   19,337
    Hyundai Engineering & Construction Co., Ltd..........  1,955  102,753
    Hyundai Greenfood Co., Ltd...........................  1,730   20,969
*   Hyundai Heavy Industries Co., Ltd....................    815   77,862
*   Hyundai Heavy Industries Holdings Co., Ltd...........    306   92,010
    Hyundai Home Shopping Network Corp...................    226   22,237
    Hyundai Livart Furniture Co., Ltd....................    957   19,152
    Hyundai Marine & Fire Insurance Co., Ltd.............  3,363  110,291
*   Hyundai Merchant Marine Co., Ltd.....................  5,519   23,695
*   Hyundai Mipo Dockyard Co., Ltd.......................    528   44,275
    Hyundai Mobis Co., Ltd...............................    972  198,138
    Hyundai Motor Co.....................................  1,940  224,833
    Hyundai Motor Securities Co., Ltd....................  1,740   15,000
*   Hyundai Rotem Co., Ltd...............................  1,545   37,512
    Hyundai Steel Co.....................................  1,324   63,810
    Hyundai Wia Corp.....................................    751   31,672
*   Ilyang Pharmaceutical Co., Ltd.......................    595   17,160
    iMarketKorea, Inc....................................  1,656   10,421
    InBody Co., Ltd......................................    487   11,027
    Industrial Bank of Korea.............................  7,138  100,002
    Innocean Worldwide, Inc..............................    390   19,264
    IS Dongseo Co., Ltd..................................    811   20,451
    i-SENS, Inc..........................................    790   16,520
    It's Hanbul Co., Ltd.................................    364   16,274
*   Jayjun Cosmetic Co., Ltd.............................  1,144   20,463
    JB Financial Group Co., Ltd..........................  3,794   20,185
*   Jcontentree Corp.....................................  2,901   15,335
    Jusung Engineering Co., Ltd..........................  2,213   17,969
*   JYP Entertainment Corp...............................  1,112   22,642
    Kakao Corp...........................................    413   41,644
    Kakao M Corp.........................................    252   20,351
    Kangwon Land, Inc....................................  1,873   43,499

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
SOUTH KOREA -- (Continued)
    KB Financial Group, Inc..............................  3,127 $150,294
    KB Financial Group, Inc., ADR........................    434   20,941
    KCC Corp.............................................    147   44,566
    KEPCO Plant Service & Engineering Co., Ltd...........    531   16,369
    Kginicis Co., Ltd....................................    966   16,228
    Kia Motors Corp......................................  4,293  121,709
    KISWIRE, Ltd.........................................    376    9,410
    KIWOOM Securities Co., Ltd...........................    228   19,013
    Koh Young Technology, Inc............................    463   45,170
    Kolmar BNH Co., Ltd..................................    743   16,387
    Kolon Corp...........................................    491   18,017
    Kolon Industries, Inc................................    670   36,737
*   Kolon Life Science, Inc..............................    273   17,598
*   Komipharm International Co., Ltd.....................    628   13,313
    Korea Electric Terminal Co., Ltd.....................    519   21,359
*   Korea Gas Corp.......................................  1,018   53,050
*   Korea Information & Communications Co., Ltd..........  1,156   10,611
    Korea Kolmar Co., Ltd................................    472   28,805
    Korea Kolmar Holdings Co., Ltd.......................    495   15,743
    Korea Petrochemical Ind Co., Ltd.....................    196   43,877
    Korea Zinc Co., Ltd..................................    173   63,886
    Korean Reinsurance Co................................  3,910   38,618
    KT Skylife Co., Ltd..................................    852    9,985
    Kukdo Chemical Co., Ltd..............................    329   17,554
    Kumho Industrial Co., Ltd............................  1,383   12,952
    Kumho Petrochemical Co., Ltd.........................    995  100,844
    Kwang Dong Pharmaceutical Co., Ltd...................  2,670   17,931
    Kyung Dong Navien Co., Ltd...........................    346   19,225
    L&F Co., Ltd.........................................    283   12,957
    LEENO Industrial, Inc................................    399   23,873
    LF Corp..............................................    928   22,841
    LG Chem, Ltd.........................................    623  209,529
    LG Corp..............................................  1,114   75,094
    LG Electronics, Inc..................................  3,943  264,291
    LG Hausys, Ltd.......................................    312   18,781
    LG Household & Health Care, Ltd......................    211  228,495
    LG Innotek Co., Ltd..................................    562   82,105
    LG Uplus Corp........................................  7,329  100,900
    LIG Nex1 Co., Ltd....................................    494   15,337
    Lock & Lock Co., Ltd.................................  1,032   19,182
    Lotte Chemical Corp..................................    534  171,981
*   Lotte Corp...........................................  1,838   86,579
    LOTTE Fine Chemical Co., Ltd.........................    785   43,293
    Lotte Food Co., Ltd..................................     29   22,942
    LOTTE Himart Co., Ltd................................    329   22,721
    Lotte Non-Life Insurance Co., Ltd....................  9,229   22,147
    Lotte Shopping Co., Ltd..............................    228   42,048
    LS Corp..............................................    730   49,044
    LS Industrial Systems Co., Ltd.......................    386   25,034
*   Lumens Co., Ltd......................................  6,480   21,413
    Macquarie Korea Infrastructure Fund..................  7,977   64,544
    Mando Corp...........................................  1,355   50,796
    Medy-Tox, Inc........................................    190  122,128
    Meerecompany, Inc....................................    190   22,583
    Meritz Financial Group, Inc..........................  1,664   18,631
    Meritz Fire & Marine Insurance Co., Ltd..............  3,459   56,920
    Meritz Securities Co., Ltd........................... 10,317   32,664
    Mirae Asset Daewoo Co., Ltd.......................... 16,936  123,738
    Mirae Asset Life Insurance Co., Ltd..................  6,566   31,807

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    Modetour Network, Inc................................    916 $   20,657
    Muhak Co., Ltd.......................................    888     12,034
    Namhae Chemical Corp.................................  2,025     27,403
    Namyang Dairy Products Co., Ltd......................     18     10,321
    Nasmedia Co., Ltd....................................    273     13,691
    NAVER Corp...........................................    593    380,465
    NCSoft Corp..........................................    520    179,507
    Netmarble Corp.......................................    512     66,417
    Nexen Tire Corp......................................  1,950     18,736
    NH Investment & Securities Co., Ltd..................  1,747     20,383
*   NHN Entertainment Corp...............................    856     48,176
*   NHN KCP Corp.........................................  1,762     22,536
    Nice Information & Telecommunication, Inc............    921     20,069
    NICE Information Service Co., Ltd....................  1,661     15,070
    NICE Total Cash Management Co., Ltd..................  1,789     21,004
    NongShim Co., Ltd....................................    164     43,137
    NS Shopping Co., Ltd.................................    929     10,428
    OCI Co., Ltd.........................................    438     38,883
    Orion Holdings Corp..................................    891     18,054
*   Osstem Implant Co., Ltd..............................    461     21,471
    Ottogi Corp..........................................     34     26,831
    POSCO Chemtech Co., Ltd..............................    484     21,424
    PSK, Inc.............................................    891     18,713
    Pulmuone Co., Ltd....................................    189     22,758
    S&T Motiv Co., Ltd...................................    604     18,267
    S-1 Corp.............................................    642     49,802
    Sam Young Electronics Co., Ltd.......................  1,482     19,162
    Samjin Pharmaceutical Co., Ltd.......................    251     10,326
*   Samsung Biologics Co., Ltd...........................     76     25,359
    Samsung C&T Corp.....................................    848     93,808
    Samsung Card Co., Ltd................................    956     30,278
    Samsung Electro-Mechanics Co., Ltd...................    382     52,583
    Samsung Electronics Co., Ltd., GDR...................     83     85,194
    Samsung Electronics Co., Ltd......................... 67,713  2,810,782
    Samsung Electronics Co., Ltd., GDR...................    160    164,480
*   Samsung Engineering Co., Ltd.........................  3,329     50,774
    Samsung Fire & Marine Insurance Co., Ltd.............    734    179,248
*   Samsung Heavy Industries Co., Ltd.................... 15,396     89,440
    Samsung Life Insurance Co., Ltd......................    761     65,518
    Samsung SDI Co., Ltd.................................    344     70,676
    Samsung SDS Co., Ltd.................................    549    102,971
    Samsung Securities Co., Ltd..........................  2,144     62,527
    Samwha Capacitor Co., Ltd............................    256     20,432
    Samyang Foods Co., Ltd...............................    257     19,514
*   Sangsangin Co., Ltd..................................  1,006     20,599
    Seah Besteel Corp....................................    702     13,492
    SeAH Steel Corp......................................    275     16,949
*   Seegene, Inc.........................................    702     16,422
*   Sejong Telecom, Inc.................................. 33,195     16,982
    Seoul Semiconductor Co., Ltd.........................  1,176     18,989
    SFA Engineering Corp.................................  1,121     36,851
    Shinhan Financial Group Co., Ltd.....................  5,328    207,842
    Shinsegae, Inc.......................................    220     65,287
    Shinyoung Securities Co., Ltd........................    258     13,378
    SHOWBOX Corp.........................................  5,719     20,791
    Silicon Works Co., Ltd...............................    637     27,028
    Sindoh Co., Ltd......................................    268     12,142
    SK Discovery Co., Ltd................................    572     16,958
    SK Gas, Ltd..........................................    259     19,958

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
SOUTH KOREA -- (Continued)
    SK Innovation Co., Ltd...............................     827 $   146,881
    SK Materials Co., Ltd................................     157      25,493
*   SK Securities Co., Ltd...............................  20,245      20,953
    SK Telecom Co., Ltd., Sponsored ADR..................   2,790      69,164
    SKC Co., Ltd.........................................   1,093      41,970
    SKCKOLONPI, Inc......................................     532      24,357
    SL Corp..............................................     630      11,520
*   SM Entertainment Co..................................     515      17,791
    S-Oil Corp...........................................     632      66,381
    Songwon Industrial Co., Ltd..........................     808      19,111
    Soulbrain Co., Ltd...................................     401      21,450
    SPC Samlip Co., Ltd..................................     184      18,288
*   Ssangyong Motor Co...................................   4,748      19,899
    Sungwoo Hitech Co., Ltd..............................   4,058      16,548
*   Synopex, Inc.........................................   5,962      18,444
    Taekwang Industrial Co., Ltd.........................      30      39,266
    Taeyoung Engineering & Construction Co., Ltd.........   3,074      39,954
    Tera Semicon Co., Ltd................................   1,155      17,443
    TES Co., Ltd.........................................     818      18,154
    Tokai Carbon Korea Co., Ltd..........................     300      19,189
    Tongyang Life Insurance Co., Ltd.....................   2,621      17,371
    Tongyang, Inc........................................  10,249      17,627
*   Toptec Co., Ltd......................................     793      18,042
    Unid Co., Ltd........................................     228       9,782
    Vieworks Co., Ltd....................................     627      18,702
*   Webzen, Inc..........................................     503       9,419
    Whanin Pharmaceutical Co., Ltd.......................   1,000      18,899
    WiSoL Co., Ltd.......................................   1,664      25,465
*   Wonik Holdings Co., Ltd..............................   3,176      15,965
    WONIK IPS Co., Ltd...................................     660      17,393
    Woori Bank, Sponsored ADR............................   1,956      89,800
    Y G-1 Co., Ltd.......................................     886      12,310
    YG Entertainment, Inc................................     813      24,215
    Youlchon Chemical Co., Ltd...........................   1,226      18,708
    Youngone Corp........................................     861      23,259
    Youngone Holdings Co., Ltd...........................     281      13,504
*   Yuanta Securities Korea Co., Ltd.....................   5,538      18,122
    Yuhan Corp...........................................     172      34,329
                                                                  -----------
TOTAL SOUTH KOREA........................................          15,862,397
                                                                  -----------
TAIWAN -- (16.6%)
    AcBel Polytech, Inc..................................  31,000      19,776
    Accton Technology Corp...............................  22,000      73,488
    Acer, Inc............................................ 168,000     137,685
    Acter Co., Ltd.......................................   3,450      25,320
    Actron Technology Corp...............................   7,000      23,127
    A-DATA Technology Co., Ltd...........................   9,000      15,909
    Advanced Ceramic X Corp..............................   2,000      17,572
    Advanced International Multitech Co., Ltd............  14,000      16,534
    Advantech Co., Ltd...................................  10,000      66,308
    Aerospace Industrial Development Corp................  19,000      18,736
    Airtac International Group...........................   4,000      43,558
*   Alchip Technologies, Ltd.............................   5,000      19,813
    Alpha Networks, Inc..................................  33,000      22,901
    Altek Corp...........................................  18,000      23,619
    AmTRAN Technology Co., Ltd...........................  49,000      20,992
    Arcadyan Technology Corp.............................  13,000      31,079
    ASE Technology Holding Co., Ltd., ADR................   9,375      46,500
    Asia Optical Co., Inc................................   8,000      23,428

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
TAIWAN -- (Continued)
*   Asia Pacific Telecom Co., Ltd........................ 150,000 $ 39,009
    Asia Polymer Corp....................................  35,310   19,688
    Asia Vital Components Co., Ltd.......................  11,000   10,413
    ASMedia Technology, Inc..............................   2,000   33,381
    ASPEED Technology, Inc...............................   1,000   26,522
    Asustek Computer, Inc................................  20,000  172,408
    Aten International Co., Ltd..........................   7,000   20,325
    Basso Industry Corp..................................  10,000   22,118
    BES Engineering Corp.................................  81,000   21,621
    Bizlink Holding, Inc.................................   6,000   38,421
    Capital Securities Corp..............................  58,000   21,338
    Career Technology MFG. Co., Ltd......................  16,000   28,642
    Casetek Holdings, Ltd................................   8,000   18,628
    Catcher Technology Co., Ltd..........................  22,000  270,986
    Cathay Financial Holding Co., Ltd.................... 164,000  282,834
    Cathay Real Estate Development Co., Ltd..............  59,000   32,692
*   Center Laboratories, Inc.............................  11,000   33,686
    Chailease Holding Co., Ltd...........................  26,520   86,791
    Chang Hwa Commercial Bank, Ltd....................... 111,000   65,692
    Chang Wah Technology Co., Ltd........................   2,000   24,795
    Chaun-Choung Technology Corp.........................   8,000   25,808
    Cheng Loong Corp.....................................  40,000   22,579
*   Cheng Mei Materials Technology Corp..................  62,000   21,508
    Cheng Uei Precision Industry Co., Ltd................  16,000   17,351
    Chicony Electronics Co., Ltd.........................  42,185   95,624
    Chicony Power Technology Co., Ltd....................  11,055   16,644
    Chilisin Electronics Corp............................   7,000   29,142
    China Bills Finance Corp.............................  44,000   19,681
    China General Plastics Corp..........................  21,630   20,546
    China Life Insurance Co., Ltd........................  97,000  102,750
*   China Man-Made Fiber Corp............................  70,000   24,162
    China Motor Corp.....................................  24,000   20,749
*   China Petrochemical Development Corp.................  51,000   23,547
    China Steel Chemical Corp............................   9,000   42,861
    China Synthetic Rubber Corp..........................  20,000   31,437
    Chin-Poon Industrial Co., Ltd........................   9,000   11,207
    Chipbond Technology Corp.............................  22,000   47,429
*   ChipMOS Techinologies, Inc., ADR.....................     600    8,748
    Chlitina Holding, Ltd................................   3,000   27,307
    Chong Hong Construction Co., Ltd.....................   8,000   24,291
    Chroma ATE, Inc......................................  14,000   79,003
    Chung Hsin Electric & Machinery Manufacturing Corp...  32,000   22,656
*   Chung Hung Steel Corp................................  57,000   26,587
#   Chunghwa Telecom Co., Ltd., Sponsored ADR............   2,827   97,447
    Clevo Co.............................................  22,000   25,172
*   CMC Magnetics Corp...................................  80,000   20,879
    Compal Electronics, Inc.............................. 246,000  153,071
    Compeq Manufacturing Co., Ltd........................  21,000   20,915
    Concraft Holding Co., Ltd............................   3,300   29,984
    Continental Holdings Corp............................  41,000   17,646
    Coretronic Corp......................................  22,000   34,356
*   CSBC Corp. Taiwan....................................  18,942   25,462
    CTBC Financial Holding Co., Ltd...................... 262,000  177,765
    CTCI Corp............................................  39,000   58,445
    Cub Elecparts, Inc...................................   2,259   23,031
    CyberTAN Technology, Inc.............................  35,000   20,316
    Darfon Electronics Corp..............................  21,000   37,796
    Delta Electronics, Inc...............................  49,000  170,836
    Depo Auto Parts Ind Co., Ltd.........................   8,000   20,476

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
TAIWAN -- (Continued)
    D-Link Corp..........................................  57,000 $ 25,885
    E Ink Holdings, Inc..................................  18,000   23,195
    E.Sun Financial Holding Co., Ltd.....................  98,697   68,880
    Eclat Textile Co., Ltd...............................   7,000   80,654
    Egis Technology, Inc.................................   3,000   13,281
    Elite Advanced Laser Corp............................   6,600   20,193
    Elite Material Co., Ltd..............................   7,000   20,147
    Elite Semiconductor Memory Technology, Inc...........  15,000   18,804
*   Elitegroup Computer Systems Co., Ltd.................  37,000   20,186
    eMemory Technology, Inc..............................   2,000   21,542
    Ennoconn Corp........................................   2,000   24,801
    EnTie Commercial Bank Co., Ltd.......................  22,000   10,826
*   Epistar Corp.........................................  33,000   40,939
    Eternal Materials Co., Ltd...........................  59,920   53,680
    Everlight Chemical Industrial Corp...................  21,000   12,566
    Everlight Electronics Co., Ltd.......................  14,000   18,450
    Far Eastern Department Stores, Ltd...................  55,000   31,918
    Far Eastern International Bank.......................  37,000   12,515
    Far Eastern New Century Corp.........................  81,000   86,496
    Far EasTone Telecommunications Co., Ltd..............  35,000   83,068
    Farglory Land Development Co., Ltd...................  20,000   20,428
    Feng Hsin Steel Co., Ltd.............................  10,000   17,716
    First Financial Holding Co., Ltd.....................  96,000   66,036
*   First Steamship Co., Ltd.............................  49,000   19,248
    FLEXium Interconnect, Inc............................   7,000   24,737
    Flytech Technology Co., Ltd..........................   9,000   22,793
    Formosa Chemicals & Fibre Corp.......................  23,000   90,738
    Formosa Plastics Corp................................  25,000   92,060
    Foxconn Technology Co., Ltd..........................  22,000   54,677
    Foxsemicon Integrated Technology, Inc................   3,150   18,502
    Fubon Financial Holding Co., Ltd..................... 129,000  214,017
    Fulgent Sun International Holding Co., Ltd...........  10,000   17,099
    Fulltech Fiber Glass Corp............................  18,000   10,863
    Gemtek Technology Corp...............................  24,000   21,140
    General Interface Solution Holding, Ltd..............   8,000   54,379
*   Genius Electronic Optical Co., Ltd...................   2,000   31,661
    Getac Technology Corp................................  15,000   22,910
    Giant Manufacturing Co., Ltd.........................  12,000   51,466
    Giantplus Technology Co., Ltd........................  35,000   15,461
    Gigabyte Technology Co., Ltd.........................  24,000   48,316
*   Gigastorage Corp.....................................  31,000    9,631
    Ginko International Co., Ltd.........................   3,000   23,870
    Global PMX Co., Ltd..................................   4,000   16,326
    Global Unichip Corp..................................   5,000   54,364
    Globalwafers Co., Ltd................................   4,000   67,713
    Gloria Material Technology Corp......................  34,000   19,221
*   Goldsun Building Materials Co., Ltd..................  40,000   12,953
    Gourmet Master Co., Ltd..............................   2,208   19,910
    Grand Pacific Petrochemical..........................  48,000   44,939
    Grape King Bio, Ltd..................................   6,000   46,133
    Great China Metal Industry...........................  17,000   14,337
    Great Wall Enterprise Co., Ltd.......................  45,000   58,501
    Greatek Electronics, Inc.............................  12,000   20,872
    Hannstar Board Corp..................................  36,000   33,975
    Highwealth Construction Corp.........................  36,000   55,683
    Hiroca Holdings, Ltd.................................   7,000   22,355
    Hitron Technology, Inc...............................  30,000   20,554
    Hiwin Technologies Corp..............................   8,240   80,890
*   Ho Tung Chemical Corp................................  46,000   12,642

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
TAIWAN -- (Continued)
    Holtek Semiconductor, Inc............................   9,000 $ 21,473
    Hon Hai Precision Industry Co., Ltd.................. 170,000  466,306
    Hota Industrial Manufacturing Co., Ltd...............  10,000   42,661
    Hotai Motor Co., Ltd.................................   8,000   69,659
    Hu Lane Associate, Inc...............................   5,000   21,930
    Hua Nan Financial Holdings Co., Ltd.................. 124,000   74,368
    Huaku Development Co., Ltd...........................  23,000   49,152
    Hung Sheng Construction, Ltd.........................  39,000   51,528
*   Ichia Technologies, Inc..............................  23,000   12,497
    IEI Integration Corp.................................  13,000   15,510
    Innodisk Corp........................................   5,000   23,348
    International Games System Co., Ltd..................   4,000   22,568
    Inventec Corp........................................ 160,000  128,033
    Iron Force Industrial Co., Ltd.......................   8,000   23,535
    ITEQ Corp............................................  10,000   23,622
    Jih Sun Financial Holdings Co., Ltd..................  68,000   21,510
    Kindom Construction Corp.............................  31,000   22,676
    King Slide Works Co., Ltd............................   2,000   27,622
    Kingpak Technology, Inc..............................   3,000   18,475
    King's Town Bank Co., Ltd............................  48,000   50,551
    Kinik Co.............................................   9,000   20,239
    Kinpo Electronics....................................  68,000   22,568
    Kinsus Interconnect Technology Corp..................  12,000   21,614
    KMC Kuei Meng International, Inc.....................   5,250   22,397
    KS Terminals, Inc....................................  12,000   18,605
    Kung Long Batteries Industrial Co., Ltd..............   3,000   15,003
    L&K Engineering Co., Ltd.............................  21,000   22,421
    Land Mark Optoelectronics Corp.......................   2,000   17,847
    Largan Precision Co., Ltd............................   2,000  336,772
    LCY Chemical Corp....................................  36,000   60,656
*   Lealea Enterprise Co., Ltd...........................  61,000   19,893
    Lien Hwa Industrial Corp.............................  18,000   23,245
    Lingsen Precision Industries, Ltd....................  37,000   13,793
    Lite-On Technology Corp..............................  89,000  116,967
    Long Chen Paper Co., Ltd.............................  27,000   23,757
    Macauto Industrial Co., Ltd..........................   5,000   17,657
    Machvision, Inc......................................   2,000   30,772
    Makalot Industrial Co., Ltd..........................  10,000   44,476
    MediaTek, Inc........................................  22,000  182,966
    Mega Financial Holding Co., Ltd...................... 189,000  168,361
    Mercuries & Associates Holding, Ltd..................  15,000   12,458
*   Mercuries Life Insurance Co., Ltd....................  42,000   23,477
    Merida Industry Co., Ltd.............................   5,000   24,112
    Merry Electronics Co., Ltd...........................   6,000   31,999
*   Microbio Co., Ltd....................................  16,000   10,514
    Microlife Corp.......................................   8,000   22,414
    Micro-Star International Co., Ltd....................  28,000   96,304
    Mirle Automation Corp................................  16,000   22,484
    Mitac Holdings Corp..................................  20,000   22,172
    momo.com, Inc........................................   3,000   19,637
    Nan Ya Plastics Corp.................................  53,000  147,271
    Nantex Industry Co., Ltd.............................  25,200   23,602
    Nanya Technology Corp................................  17,000   43,738
*   Neo Solar Power Corp.................................  50,000   16,446
    Novatek Microelectronics Corp........................  28,000  135,591
    O-Bank Co., Ltd......................................  76,000   20,463
    On-Bright Electronics, Inc...........................   3,000   27,833
    OptoTech Corp........................................  30,000   25,992
    Oriental Union Chemical Corp.........................  20,000   21,673

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                    SHARES  VALUE>>
                                                    ------- --------
TAIWAN -- (Continued)
*   Pan Jit International, Inc.....................  13,000 $ 20,032
    Pan-International Industrial Corp..............  30,000   20,468
    Parade Technologies, Ltd.......................   2,000   30,479
    Pegatron Corp..................................  71,000  158,171
*   PharmaEssentia Corp............................   4,000   22,660
    Pharmally International Holding Co., Ltd.......   2,000   25,126
    Phison Electronics Corp........................  11,000   91,419
    Posiflex Technology, Inc.......................   3,000   11,044
    Pou Chen Corp..................................  59,000   64,902
    Powertech Technology, Inc......................  30,000   85,008
    President Chain Store Corp.....................  14,000  154,234
*   President Securities Corp......................  24,000   11,025
    Primax Electronics, Ltd........................  25,000   47,099
    Prince Housing & Development Corp..............  30,000   10,786
    Qisda Corp.....................................  79,000   58,991
    QST International Corp.........................   6,000   19,171
    Quang Viet Enterprise Co., Ltd.................   3,000   12,949
    Quanta Computer, Inc...........................  60,000  103,860
    Quanta Storage, Inc............................  24,000   20,641
    Radiant Opto-Electronics Corp..................   9,000   19,033
    Realtek Semiconductor Corp.....................  15,000   60,443
    Rechi Precision Co., Ltd.......................  12,000   12,035
    Rich Development Co., Ltd......................  64,000   21,347
*   Roo Hsing Co., Ltd.............................  63,000   29,798
*   Ruentex Development Co., Ltd...................  54,000   60,026
    Ruentex Industries, Ltd........................  36,000   69,041
    Run Long Construction Co., Ltd.................  11,000   20,881
    Samebest Co., Ltd..............................   3,000   21,562
    Sampo Corp.....................................  46,000   20,593
    San Fang Chemical Industry Co., Ltd............  15,000   13,792
    San Shing Fastech Corp.........................   7,000   12,465
    Sanyang Motor Co., Ltd.........................  30,000   20,638
    SDI Corp.......................................   8,000   21,361
    Sercomm Corp...................................  21,000   46,612
    Shin Kong Financial Holding Co., Ltd........... 229,000   86,993
    Shin Zu Shing Co., Ltd.........................   8,000   23,400
*   Shining Building Business Co., Ltd.............  53,000   22,044
    Shinkong Insurance Co., Ltd....................  11,000   12,536
    Shinkong Synthetic Fibers Corp.................  69,000   29,890
    Sigurd Microelectronics Corp...................  18,000   21,663
    Silergy Corp...................................   1,000   23,001
*   Silicon Integrated Systems Corp................  51,000   20,300
    Simplo Technology Co., Ltd.....................   7,000   40,687
    Sinbon Electronics Co., Ltd....................   8,000   23,233
    Sino-American Silicon Products, Inc............  15,000   51,658
    SinoPac Financial Holdings Co., Ltd............ 194,000   72,970
    Sinyi Realty Co................................  16,965   19,628
    Sirtec International Co., Ltd..................   9,000    7,536
    Sitronix Technology Corp.......................   7,000   22,030
    Soft-World International Corp..................   5,000   13,053
    Sporton International, Inc.....................   5,050   23,798
    St Shine Optical Co., Ltd......................   1,000   22,057
    Standard Foods Corp............................  21,000   40,649
    Sunny Friend Environmental Technology Co., Ltd.   3,000   23,474
    Sunonwealth Electric Machine Industry Co., Ltd.   6,000    8,688
    Sunplus Technology Co., Ltd....................  43,000   20,837
    Supreme Electronics Co., Ltd...................  18,000   20,359
    Syncmold Enterprise Corp.......................  10,000   18,815
    Synnex Technology International Corp...........  79,000  112,907

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
TAIWAN -- (Continued)
    Systex Corp..........................................  10,000 $   20,373
    TA Chen Stainless Pipe...............................  50,000     62,865
*   Ta Ya Electric Wire & Cable..........................  49,000     22,212
    Taichung Commercial Bank Co., Ltd.................... 130,175     43,167
    Taiflex Scientific Co., Ltd..........................  15,000     21,613
*   TaiMed Biologics, Inc................................   6,000     50,218
    Tainan Spinning Co., Ltd.............................  77,000     33,634
    Taishin Financial Holding Co., Ltd................... 159,000     78,013
    Taisun Enterprise Co., Ltd...........................  33,000     19,964
    Taiwan Business Bank.................................  74,000     24,424
    Taiwan Cement Corp...................................  52,800     67,944
    Taiwan Chinsan Electronic Industrial Co., Ltd........  10,000     19,536
    Taiwan Cogeneration Corp.............................  25,000     21,045
    Taiwan Cooperative Financial Holding Co., Ltd........ 146,000     89,281
    Taiwan Fertilizer Co., Ltd...........................  45,000     63,262
    Taiwan FU Hsing Industrial Co., Ltd..................  10,000     11,435
*   Taiwan Glass Industry Corp...........................  38,000     20,633
    Taiwan High Speed Rail Corp..........................  43,000     34,939
    Taiwan Hon Chuan Enterprise Co., Ltd.................  12,000     20,950
*   Taiwan Land Development Corp.........................  51,000     14,721
    Taiwan Mobile Co., Ltd...............................  36,000    124,129
    Taiwan Paiho, Ltd....................................   8,000     16,590
    Taiwan PCB Techvest Co., Ltd.........................  17,000     15,043
    Taiwan Secom Co., Ltd................................  15,000     43,473
    Taiwan Semiconductor Co., Ltd........................   8,000     22,006
    Taiwan Semiconductor Manufacturing Co., Ltd.,
      Sponsored ADR......................................  38,026  1,567,051
    Taiwan Shin Kong Security Co., Ltd...................  12,000     14,508
    Taiwan Styrene Monomer...............................  29,000     21,031
    Taiwan Surface Mounting Technology Corp..............  25,000     21,777
    Taiwan TEA Corp......................................  26,000     13,132
    Taiwan Union Technology Corp.........................   7,000     26,951
*   Tatung Co., Ltd......................................  72,000     92,022
    TCI Co., Ltd.........................................   4,000     75,982
    Teco Electric and Machinery Co., Ltd.................  98,000     71,640
    Test-Rite International Co., Ltd.....................  15,000     11,106
    Thinking Electronic Industrial Co., Ltd..............   8,000     22,491
    Ton Yi Industrial Corp...............................  28,000     11,483
    Tong Hsing Electronic Industries, Ltd................   5,000     16,597
    Tong Yang Industry Co., Ltd..........................  12,000     17,660
    Topco Scientific Co., Ltd............................   8,000     21,970
*   TPK Holding Co., Ltd.................................  11,000     21,815
    Transcend Information, Inc...........................   8,000     20,267
    TSC Auto ID Technology Co., Ltd......................   3,000     23,442
    TSRC Corp............................................  18,000     18,832
    TTY Biopharm Co., Ltd................................   7,000     21,156
    Tung Ho Steel Enterprise Corp........................  32,000     23,957
    Tung Thih Electronic Co., Ltd........................   5,000     18,684
    TXC Corp.............................................  15,000     18,895
    TYC Brother Industrial Co., Ltd......................  22,000     21,722
    Union Bank Of Taiwan.................................  65,000     21,994
    Uni-President Enterprises Corp....................... 110,000    290,971
*   Unitech Printed Circuit Board Corp...................  27,000     18,736
    United Integrated Services Co., Ltd..................  10,000     19,092
    UPC Technology Corp..................................  58,800     35,919
    USI Corp.............................................  67,320     30,481
    Voltronic Power Technology Corp......................   2,000     34,749
    Wah Lee Industrial Corp..............................  11,000     19,273
    Walsin Lihwa Corp.................................... 130,000     88,580
    Walsin Technology Corp...............................   6,000     68,331

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE>>
                                                            ------- -----------
TAIWAN -- (Continued)
    Waterland Financial Holdings Co., Ltd.................. 124,000 $    45,599
*   Wei Chuan Foods Corp...................................  16,000      12,502
    Weikeng Industrial Co., Ltd............................  30,000      22,423
    Win Semiconductors Corp................................  11,000      53,275
    Winbond Electronics Corp...............................  83,000      54,227
    Wisdom Marine Lines Co., Ltd...........................  15,000      14,907
    Wistron Corp........................................... 117,000      90,524
    Wistron NeWeb Corp.....................................  17,000      42,361
    Wowprime Corp..........................................   8,000      22,512
    WPG Holdings, Ltd...................................... 103,000     143,069
    WT Microelectronics Co., Ltd...........................  34,000      50,211
    Xxentria Technology Materials Corp.....................   8,000      23,323
    Yageo Corp.............................................   2,396      61,330
    YC Co., Ltd............................................  31,000      18,915
    YFC-Boneagle Electric Co., Ltd.........................  16,000      20,590
*   YFY, Inc...............................................  51,000      20,211
    Yieh Phui Enterprise Co., Ltd..........................  60,000      20,903
    Yuanta Financial Holding Co., Ltd...................... 250,000     115,322
    Yulon Finance Corp.....................................   5,000      18,336
    Yulon Motor Co., Ltd...................................  57,000      39,431
    YungShin Global Holding Corp...........................  12,000      15,513
    Yungtay Engineering Co., Ltd...........................  21,000      33,528
    Zinwell Corp...........................................  25,000      20,446
                                                                    -----------
TOTAL TAIWAN...............................................          15,927,027
                                                                    -----------
THAILAND -- (3.2%)
    Advanced Info Service PCL..............................  19,500     118,395
    AEON Thana Sinsap Thailand PCL.........................   3,800      19,188
    Airports of Thailand PCL...............................  55,100     109,720
    Ananda Development PCL................................. 172,700      26,214
    AP Thailand PCL........................................  83,400      23,062
    Bangchak Corp. PCL.....................................  19,200      20,198
    Bangkok Aviation Fuel Services PCL.....................  18,700      19,532
    Bangkok Bank PCL.......................................   3,600      22,507
    Bangkok Chain Hospital PCL.............................  40,800      19,989
    Bangkok Dusit Medical Services PCL.....................  30,100      23,975
    Bangkok Expressway & Metro PCL......................... 314,600      78,957
    Bangkok Land PCL....................................... 232,900      13,371
    Bangkok Life Assurance PCL.............................  21,200      21,028
    Beauty Community PCL...................................  51,800      12,144
    BEC World PCL.......................................... 101,000      29,447
    Berli Jucker PCL.......................................  25,300      43,345
    BTS Group Holdings PCL.................................  83,000      23,575
    Bumrungrad Hospital PCL................................   3,500      19,094
    Cal-Comp Electronics Thailand PCL...................... 187,000      11,916
    Carabao Group PCL......................................  10,900      15,644
    Central Plaza Hotel PCL................................  12,900      16,963
    CH Karnchang PCL.......................................  28,600      22,780
*   CIMB Thai Bank PCL..................................... 636,000      16,822
    Com7 PCL...............................................  38,300      20,837
    CP ALL PCL.............................................  47,400     107,209
    Delta Electronics Thailand PCL.........................  12,800      26,835
    Dynasty Ceramic PCL.................................... 230,600      15,110
    Eastern Polymer Group PCL..............................  97,900      25,306
    Eastern Water Resources Development and Management PCL.  57,100      18,879
    Energy Absolute PCL....................................  75,000      80,591
    Esso Thailand PCL......................................  55,000      23,640
    Golden Land Property Development PCL...................  31,400      10,099
    Hana Microelectronics PCL..............................  21,300      23,048

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                             SHARES   VALUE>>
                                            --------- --------
THAILAND -- (Continued)
    Home Product Center PCL................   112,600 $ 49,751
    Indorama Ventures PCL..................    39,900   71,357
    Intouch Holdings PCL...................    11,700   19,781
    IRPC PCL...............................    94,200   18,262
    Jasmine International PCL..............   332,000   53,886
    Kasikornbank PCL.......................    11,800   76,964
    KCE Electronics PCL....................    19,200   23,805
    Kiatnakin Bank PCL.....................    19,700   42,929
    Krung Thai Bank PCL....................    83,500   47,686
    Krungthai Card PCL.....................    44,000   38,022
    Land & Houses PCL......................    28,400   10,243
    LH Financial Group PCL.................   287,000   13,889
    Major Cineplex Group PCL...............    24,300   18,187
    Mega Lifesciences PCL..................    14,700   18,005
    Minor International PCL................    34,700   39,633
    MK Restaurants Group PCL...............     9,100   20,377
    Muangthai Capital PCL..................    40,800   49,360
    Origin Property PCL....................    35,000   19,778
    Plan B Media Pcl.......................   101,300   19,487
    Polyplex Thailand PCL..................    32,000   16,447
*   Precious Shipping PCL..................    59,100   21,317
    Pruksa Holding PCL.....................    32,100   19,779
    PTG Energy PCL.........................    62,500   28,179
    PTT Exploration & Production PCL.......     5,700   23,729
    PTT Global Chemical PCL................    50,800  124,824
    Quality Houses PCL.....................   230,600   24,120
    Ratchthani Leasing PCL.................    99,300   23,280
    Robinson PCL...........................    10,600   20,152
*   RS PCL.................................    18,700   10,173
    Saha Pathana Inter-Holding PCL.........     9,200   18,942
    Samart Corp. PCL.......................    80,000   17,433
    Sansiri PCL............................   406,500   20,160
    SC Asset Corp. PCL.....................   185,800   20,216
    Siam Cement PCL (The)..................     2,200   29,757
    Siam City Cement PCL...................     3,000   21,461
    Siam Commercial Bank PCL (The).........    26,700  112,353
    Siam Future Development PCL............    21,500    5,170
    Siam Global House PCL..................    43,400   22,698
    Siamgas & Petrochemicals PCL...........    45,400   16,102
    SPCG PCL...............................    32,600   20,381
*   Sri Trang Agro-Industry PCL............    62,000   20,872
    Srisawad Corp. PCL.....................    43,555   50,729
    Star Petroleum Refining PCL............    62,100   27,252
*   Supalai PCL............................    31,100   22,248
*   Super Energy Corp. PCL................. 1,014,500   22,260
    Taokaenoi Food & Marketing PCL.........    35,500   16,646
    Thai Oil PCL...........................    47,300  114,092
    Thai Union Group PCL...................    36,300   17,894
    Thai Vegetable Oil PCL.................     9,600    8,440
    Thaicom PCL............................    57,700   14,395
    Thanachart Capital PCL.................    31,100   47,907
    Tisco Financial Group PCL..............    17,600   41,262
    TMB Bank PCL...........................   262,200   18,126
    Total Access Communication PCL.........    37,100   45,720
    True Corp. PCL.........................   206,400   38,774
    TTW PCL................................    56,900   21,378
    Unique Engineering & Construction PCL..    51,400   19,775
    Univentures PCL........................    72,900   17,420
    VGI Global Media PCL...................    91,700   19,569

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
THAILAND -- (Continued)
    Vinythai PCL.........................................  19,900 $    14,355
    WHA Corp. PCL........................................ 348,800      41,097
    WHA Utilities and Power PCL.......................... 119,200      20,780
    Workpoint Entertainment PCL..........................  10,400      14,536
                                                                  -----------
TOTAL THAILAND...........................................           3,023,022
                                                                  -----------
TURKEY -- (1.0%)
    Akbank Turk A.S......................................  55,232      81,324
    Anadolu Efes Biracilik Ve Malt Sanayii A.S...........   4,528      19,046
    Anadolu Hayat Emeklilik A.S..........................   6,415       8,511
    Arcelik A.S..........................................  12,712      32,613
    Aselsan Elektronik Sanayi Ve Ticaret A.S.............   2,833      15,596
    Aygaz A.S............................................   5,453      11,497
*   Bera Holding A.S.....................................  29,474      11,385
    BIM Birlesik Magazalar A.S...........................   5,584      80,260
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S........   5,695      10,987
    Coca-Cola Icecek A.S.................................   2,470      14,857
*   Dogan Sirketler Grubu Holding A.S....................  65,909      13,408
    Enka Insaat ve Sanayi A.S............................  17,692      17,552
    Eregli Demir ve Celik Fabrikalari TAS................  17,489      39,246
    Ford Otomotiv Sanayi A.S.............................   2,192      26,298
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.,
      Class D............................................  22,535      20,100
*   Logo Yazilim Sanayi Ve Ticaret A.S...................   1,706      12,879
    Petkim Petrokimya Holding A.S........................  42,315      38,253
    TAV Havalimanlari Holding A.S........................   6,350      37,490
    Tekfen Holding A.S...................................  12,074      47,820
    Tofas Turk Otomobil Fabrikasi A.S....................   3,643      17,026
    Tupras Turkiye Petrol Rafinerileri A.S...............   4,115      90,165
*   Turk Hava Yollari AO.................................   4,542      15,984
    Turk Traktor ve Ziraat Makineleri A.S................   1,192      12,434
    Turkcell Iletisim Hizmetleri A.S.....................  36,540      96,023
    Turkiye Garanti Bankasi A.S..........................  32,122      46,345
    Turkiye Halk Bankasi A.S.............................  21,262      30,032
    Turkiye Is Bankasi, Class C..........................  48,625      50,290
    Turkiye Sinai Kalkinma Bankasi A.S...................  52,874       9,250
    Turkiye Vakiflar Bankasi TAO.........................  16,135      13,522
*   Ulker Biskuvi Sanayi A.S.............................   3,929      13,947
*   Vestel Elektronik Sanayi ve Ticaret A.S..............   7,691      14,493
*   Yapi ve Kredi Bankasi A.S............................  36,969      15,936
*   Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S..........   8,253       7,335
*   Zorlu Enerji Elektrik Uretim A.S.....................  39,435      12,290
                                                                  -----------
TOTAL TURKEY.............................................             984,194
                                                                  -----------
TOTAL COMMON STOCKS......................................          91,326,831
                                                                  -----------
PREFERRED STOCKS -- (2.0%)
BRAZIL -- (1.7%)
    Banco ABC Brasil S.A.................................   4,200      17,367
    Banco do Estado do Rio Grande do Sul SA, Class B.....  10,900      45,682
*   Centrais Eletricas Brasileiras SA, Class B...........  10,500      53,936
    Cia Brasileira de Distribuicao.......................   8,300     183,877
    Cia de Gas de Sao Paulo, Class A.....................   2,000      31,791
    Cia de Saneamento do Parana..........................  13,977      30,908
    Cia Energetica de Minas Gerais.......................  37,448      82,114
    Cia Energetica de Sao Paulo, Class B.................  13,000      60,302
    Cia Energetica do Ceara, Class A.....................     800      10,551
    Cia Paranaense de Energia............................   8,742      47,748
    Gerdau SA............................................  12,800      56,884

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE>>
                                                            ------- -----------
BRAZIL -- (Continued)
      Itau Unibanco Holding SA.............................  72,600 $   870,434
      Lojas Americanas SA..................................  14,500      70,080
      Marcopolo SA.........................................  43,500      44,041
      Randon SA Implementos e Participacoes................   8,500      15,558
      Unipar Carbocloro SA.................................   1,700      19,897
                                                                    -----------
TOTAL BRAZIL...............................................           1,641,170
                                                                    -----------
CHILE -- (0.2%)
      Coca-Cola Embonor SA, Class B........................   7,515      19,030
      Embotelladora Andina SA, Class B.....................  11,074      45,321
      Sociedad Quimica y Minera de Chile SA, Class B.......   2,978     143,370
                                                                    -----------
TOTAL CHILE................................................             207,721
                                                                    -----------
COLOMBIA -- (0.1%)
      Banco Davivienda SA..................................   2,031      25,085
      Grupo de Inversiones Suramericana SA.................   2,193      26,387
                                                                    -----------
TOTAL COLOMBIA.............................................              51,472
                                                                    -----------
TOTAL PREFERRED STOCKS.....................................           1,900,363
                                                                    -----------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*     Movida Participacoes SA Rights 08/11/18..............   3,548         312
                                                                    -----------
SOUTH KOREA -- (0.0%)
*     Jcontentree Corp. Rights 09/07/18....................     773         332
                                                                    -----------
TAIWAN -- (0.0%)
*     Acer, Inc. Rights 07/06/18...........................     158           3
*     Hiwin Technologies Corp. Rights 08/31/18.............     274         439
*     Taiwan Chinsan Eletronic Industrial Co., Ltd. Rights
        08/03/18...........................................     354          20
                                                                    -----------
TOTAL TAIWAN...............................................                 462
                                                                    -----------
THAILAND -- (0.0%)
*     Samart Corp. Warrants 05/17/21.......................  26,666         256
                                                                    -----------
TOTAL RIGHTS/WARRANTS......................................               1,362
                                                                    -----------
TOTAL INVESTMENT SECURITIES................................          93,228,556
                                                                    -----------

                                                                    VALUE+
SECURITIES LENDING COLLATERAL -- (2.5%)
@(S)  DFA Short Term Investment Fund....................... 209,039   2,418,789
                                                                    -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $101,656,001)^^....................................         $95,647,345
                                                                    ===========

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                           LEVEL 2 LEVEL 3   TOTAL
                              LEVEL 1      ------- ------- ----------
              Common Stocks
                 Brazil      $6,789,155      --      --    $6,789,155
                 Chile        1,103,331      --      --     1,103,331

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------
                                   LEVEL 1       LEVEL 2   LEVEL 3    TOTAL
                                 -----------   ----------- ------- -----------
     China...................... $ 2,683,673   $13,099,928   --    $15,783,601
     Colombia...................     390,425            --   --        390,425
     Czech Republic.............          --       124,015   --        124,015
     Egypt......................      60,477            --   --         60,477
     Hungary....................          --       384,522   --        384,522
     India......................     486,688    12,577,159   --     13,063,847
     Indonesia..................     176,495     1,880,636   --      2,057,131
     Malaysia...................          --     3,046,964   --      3,046,964
     Mexico.....................   3,754,356            --   --      3,754,356
     Peru.......................     191,611            --   --        191,611
     Philippines................      67,446       775,259   --        842,705
     Poland.....................          --     1,469,489   --      1,469,489
     Russia.....................     604,796        34,431   --        639,227
     South Africa...............     232,770     5,596,570   --      5,829,340
     South Korea................     443,444    15,418,955   --     15,862,399
     Taiwan.....................   1,719,746    14,207,276   --     15,927,022
     Thailand...................   3,023,019            --   --      3,023,019
     Turkey.....................          --       984,195   --        984,195
  Preferred Stocks
     Brazil.....................   1,641,170            --   --      1,641,170
     Chile......................     207,721            --   --        207,721
     Colombia...................      51,472            --   --         51,472
  Rights/Warrants
     Brazil.....................          --           312   --            312
     South Korea................          --           332   --            332
     Taiwan.....................          --           462   --            462
     Thailand...................          --           256   --            256
  Securities Lending Collateral.          --     2,418,789   --      2,418,789
                                 -----------   -----------   --    -----------
  TOTAL......................... $23,627,795   $72,019,550   --    $95,647,345
                                 ===========   ===========   ==    ===========

ORGANIZATION

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2018, the Fund consisted of one hundred and two operational portfolios, (the "Portfolios") all of which are included in this document. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.

SECURITY VALUATION

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1--inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

    . Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3--significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2005 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio, and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments ("Underlying Funds"). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. The DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue their investment objectives by investing their assets in their Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Tax-Managed U.S. Marketwide Value Portfolio) invests primarily in a corresponding master fund(s) ("Master Fund"). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios' investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, CSTG&E U.S. Social Core Equity 2 Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, Tax Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, CSTG&E International Social Core Equity Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, Tax-Managed DFA International Value Portfolio, T.A. World ex U.S. Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International

Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, and Emerging Markets Sustainability Core 1 Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio and DFA Global Core Plus Fixed Income Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These valuations are generally categorized as Level 2 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedules of Investments for the Portfolios (except for the Feeder Funds). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of July 31, 2018, Emerging Markets Social Core Equity Portfolio had significant transfers of securities with a total value of $15,483 (amounts in thousands) that transferred from Level 2 to Level 1 because fair value procedures were no longer applied.

FINANCIAL INSTRUMENTS

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly through their investment in a corresponding Master/Underlying Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.

2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the
Portfolios:

3. FORWARD CURRENCY CONTRACTS: Certain Portfolios may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4. FUTURES CONTRACTS: Each Portfolio noted below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio's investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."

A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

Payments, known as "variation margin", to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price and subject the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there is a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

5. OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change would be reflected in the net asset value of the Portfolio.

The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

6. COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of July 31, 2018, the DFA Commodity Strategy Portfolio held $411,910,332 in the Subsidiary, representing 19.66% of DFA Commodity Strategy Portfolio's total assets.

7. SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.

The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a "CDS" transaction) or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.

Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date.

If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.

The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating "synthetic" inflation-indexed bonds.

Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.

The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers.

The Advisor and the Fund do not believe that a Portfolio's obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio's borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio's investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

FEDERAL TAX COST

At July 31, 2018, the total cost of securities for federal income tax purposes was:

                                                                 FEDERAL
                                                                 TAX COST
                                                               -------------
  Enhanced U.S. Large Company Portfolio....................... $     379,347
  U.S. Large Cap Value Portfolio..............................    18,469,983
  U.S. Targeted Value Portfolio...............................    10,439,297
  U.S. Small Cap Value Portfolio..............................    13,569,271
  U.S. Core Equity 1 Portfolio................................    16,728,887
  U.S. Core Equity 2 Portfolio................................    17,675,000
  U.S. Vector Equity Portfolio................................     3,663,478
  U.S. Small Cap Portfolio....................................    16,290,222
  U.S. Micro Cap Portfolio....................................     5,282,058
  DFA Real Estate Securities Portfolio........................     7,054,462
  Large Cap International Portfolio...........................     4,367,383
  International Core Equity Portfolio.........................    26,757,045
  International Small Company Portfolio.......................    11,819,140
  Global Small Company Portfolio..............................        29,780
  Japanese Small Company Portfolio............................       559,171
  Asia Pacific Small Company Portfolio........................       368,118
  United Kingdom Small Company Portfolio......................        34,327
  Continental Small Company Portfolio.........................       655,702
  DFA International Real Estate Securities Portfolio..........     6,212,824
  DFA Global Real Estate Securities Portfolio.................     6,951,068
  DFA International Small Cap Value Portfolio.................    14,562,026
  International Vector Equity Portfolio.......................     2,398,320
  World ex U.S. Value Portfolio...............................       210,477
  World ex U.S. Targeted Value Portfolio......................       479,022
  World ex U.S. Core Equity Portfolio.........................     3,128,654
  Selectively Hedged Global Equity Portfolio..................       322,485
  Emerging Markets Portfolio..................................     4,087,934
  Emerging Markets Small Cap Portfolio........................     6,845,100
  Emerging Markets Value Portfolio............................    16,382,979
  Emerging Markets Core Equity Portfolio......................    24,799,552
  U.S. Large Cap Equity Portfolio.............................     1,154,183
  DFA Commodity Strategy Portfolio............................     2,060,148
  DFA One-Year Fixed Income Portfolio.........................     8,177,315

                                                                 FEDERAL
                                                                 TAX COST
                                                                -----------
   DFA Two-Year Global Fixed Income Portfolio.................. $ 5,651,146
   DFA Selectively Hedged Global Fixed Income Portfolio........   1,243,560
   DFA Short-Term Government Portfolio.........................   2,340,005
   DFA Five-Year Global Fixed Income Portfolio.................  15,364,826
   DFA World ex U.S. Government Fixed Income Portfolio.........   1,070,719
   DFA Intermediate Government Fixed Income Portfolio..........   5,068,259
   DFA Short-Term Extended Quality Portfolio...................   6,035,392
   DFA Intermediate-Term Extended Quality Portfolio............   2,036,905
   DFA Targeted Credit Portfolio...............................     650,024
   DFA Investment Grade Portfolio..............................   9,330,475
   DFA Inflation-Protected Securities Portfolio................   4,561,407
   DFA Short-Term Municipal Bond Portfolio.....................   2,579,053
   DFA Intermediate-Term Municipal Bond Portfolio..............   1,778,577
   DFA California Short-Term Municipal Bond Portfolio..........   1,108,429
   DFA California Intermediate-Term Municipal Bond Portfolio...     418,696
   DFA NY Municipal Bond Portfolio.............................      91,604
   Dimensional Retirement Income Fund..........................      15,080
   Dimensional 2045 Target Date Retirement Income Fund.........      45,407
   Dimensional 2050 Target Date Retirement Income Fund.........      38,326
   Dimensional 2055 Target Date Retirement Income Fund.........      15,001
   Dimensional 2060 Target Date Retirement Income Fund.........      11,206
   Dimensional 2005 Target Date Retirement Income Fund.........       5,013
   Dimensional 2010 Target Date Retirement Income Fund.........      18,466
   Dimensional 2015 Target Date Retirement Income Fund.........      43,617
   Dimensional 2020 Target Date Retirement Income Fund.........      94,839
   Dimensional 2025 Target Date Retirement Income Fund.........     123,470
   Dimensional 2030 Target Date Retirement Income Fund.........     122,989
   Dimensional 2035 Target Date Retirement Income Fund.........      88,033
   Dimensional 2040 Target Date Retirement Income Fund.........      67,667
   DFA Short-Duration Real Return Portfolio....................   1,392,293
   DFA Municipal Real Return Portfolio.........................     806,475
   DFA Municipal Bond Portfolio................................     437,279
   CSTG&E U.S. Social Core Equity 2 Portfolio..................      61,098
   CSTG&E International Social Core Equity Portfolio...........      88,159
   World Core Equity Portfolio.................................     662,483
   DFA LTIP Portfolio..........................................     176,220
   U.S. Social Core Equity 2 Portfolio.........................     948,145
   U.S. Sustainability Core 1 Portfolio........................   1,292,301
   International Sustainability Core 1 Portfolio...............     857,232
   International Social Core Equity Portfolio..................     998,590
   Emerging Markets Social Core Equity Portfolio...............   1,241,806
   Tax-Managed U.S. Marketwide Value Portfolio.................   2,842,464
   Tax-Managed U.S. Equity Portfolio...........................   1,960,217
   Tax-Managed U.S. Targeted Value Portfolio...................   3,344,331
   Tax-Managed U.S. Small Cap Portfolio........................   2,105,303
   T.A. U.S. Core Equity 2 Portfolio...........................   5,838,239
   Tax-Managed DFA International Value Portfolio...............   3,513,873
   T.A. World ex U.S. Core Equity Portfolio....................   2,971,610

                                                                 FEDERAL
                                                                 TAX COST
                                                                ----------
   VA U.S. Targeted Value Portfolio............................ $  336,426
   VA U.S. Large Value Portfolio...............................    367,436
   VA International Value Portfolio............................    289,712
   VA International Small Portfolio............................    233,429
   VA Short-Term Fixed Portfolio...............................    290,527
   VA Global Bond Portfolio....................................    375,897
   VIT Inflation-Protected Securities Portfolio................    133,050
   DFA VA Global Moderate Allocation Portfolio.................    130,216
   U.S. Large Cap Growth Portfolio.............................  1,576,241
   U.S. Small Cap Growth Portfolio.............................    609,709
   International Large Cap Growth Portfolio....................    304,478
   International Small Cap Growth Portfolio....................    182,415
   DFA Social Fixed Income Portfolio...........................    215,083
   DFA Diversified Fixed Income Portfolio......................    810,306
   U.S. High Relative Profitability Portfolio..................    542,016
   International High Relative Profitability Portfolio.........    242,480
   VA Equity Allocation Portfolio..............................     37,039
   DFA MN Municipal Bond Portfolio.............................     64,650
   DFA California Municipal Real Return Portfolio..............    110,462
   DFA Global Core Plus Fixed Income Portfolio.................    539,054
   Emerging Markets Sustainability Core 1 Portfolio............    101,656

RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

OTHER

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States (the "Supreme Court") to review the Second Circuit's ruling, and that petition is pending. Additionally, the individual creditor plaintiffs have moved the Second Circuit to review its prior ruling in light of a recent decision by the Supreme Court (in an unrelated case) regarding the scope of the Bankruptcy Code's safe harbor for securities transactions; such review is pending.

On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants). Additionally, the Trustee has requested leave from the District Court to file an amended complaint to assert new claims against the shareholder defendants in light of the recent Supreme Court decision addressing the scope of the Bankruptcy Code's safe harbor for securities transactions; that request is pending.

Litigation counsel to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio in the Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio arising from the Lawsuits. Until The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio at this time.

The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio also cannot quantify the cost of the Lawsuits that could potentially be deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series , The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                             SHARES      VALUE+
                                                           ---------- ------------
COMMON STOCKS -- (97.2%)
CONSUMER DISCRETIONARY -- (10.8%)
#    Adient P.L.C.........................................    324,454 $ 15,453,744
     Advance Auto Parts, Inc..............................    223,591   31,577,757
#    Altice USA, Inc., Class A............................    416,932    7,142,045
#    Autoliv, Inc.........................................    418,017   42,830,022
# *  AutoNation, Inc......................................    447,116   21,698,539
     BorgWarner, Inc......................................  1,060,592   48,808,444
     Carnival Corp........................................  1,281,250   75,901,250
#    CBS Corp., Class A...................................      2,065      112,542
*    Charter Communications, Inc., Class A................    962,932  293,289,829
     Comcast Corp., Class A............................... 21,576,111  771,993,252
*    Discovery, Inc., Class C.............................  1,018,044   24,992,980
# *  Discovery, Inc., Class A.............................    999,484   26,566,285
*    Dollar Tree, Inc.....................................    369,860   33,760,821
     DR Horton, Inc.......................................  3,044,785  133,057,104
     Foot Locker, Inc.....................................    250,518   12,227,784
     Ford Motor Co........................................ 16,051,999  161,162,070
#    Garmin, Ltd..........................................    500,536   31,258,473
*    GCI Liberty, Inc., Class A...........................     59,566    2,865,720
     General Motors Co....................................  6,055,833  229,576,629
     Gentex Corp..........................................  1,372,544   31,843,021
     Goodyear Tire & Rubber Co. (The).....................  1,549,233   37,506,931
     Hyatt Hotels Corp., Class A..........................    139,548   10,916,840
#    International Game Technology P.L.C..................     11,477      290,139
#    Kohl's Corp..........................................  1,636,864  120,915,144
     Lear Corp............................................    334,120   60,185,036
     Lennar Corp., Class A................................  1,163,622   60,822,522
     Lennar Corp., Class B................................     37,985    1,640,952
# *  Liberty Broadband Corp., Class C.....................    172,660   13,721,290
# *  Liberty Broadband Corp., Class A.....................     27,366    2,171,218
# *  Liberty Media Corp.-Liberty Braves, Class C..........     24,606      634,097
# *  Liberty Media Corp.-Liberty Braves, Class A..........     13,703      352,167
# *  Liberty Media Corp.-Liberty Formula One, Class C.....     78,562    2,769,310
# *  Liberty Media Corp.-Liberty Formula One, Class A.....     39,281    1,316,306
*    Liberty Media Corp.-Liberty SiriusXM, Class C........    314,252   14,842,122
*    Liberty Media Corp.-Liberty SiriusXM, Class A........    157,126    7,406,920
*    LKQ Corp.............................................  1,167,836   39,145,863
#    Macy's, Inc..........................................  2,069,880   82,236,332
*    Madison Square Garden Co. (The), Class A.............     12,058    3,764,266
     MGM Resorts International............................  2,471,336   77,525,810
*    Mohawk Industries, Inc...............................    582,542  109,727,611
#    Newell Brands, Inc...................................    686,895   17,989,780
     News Corp., Class A..................................    527,829    7,954,383
     News Corp., Class B..................................     64,856      992,297
*    Norwegian Cruise Line Holdings, Ltd..................  1,519,001   75,995,620
#    PulteGroup, Inc......................................  2,391,049   68,120,986
     PVH Corp.............................................    445,706   68,424,785
*    Qurate Retail, Inc...................................  2,762,021   58,803,427
     Ralph Lauren Corp....................................    326,288   44,042,354
     Royal Caribbean Cruises, Ltd.........................  1,271,015  143,319,651
# *  Skechers U.S.A., Inc., Class A.......................    187,666    5,202,102
     Target Corp..........................................  1,192,437   96,205,817
     Toll Brothers, Inc...................................    338,804   11,946,229
# *  Veoneer, Inc.........................................    418,017   21,862,289
#    Viacom, Inc., Class A................................      3,594      123,634

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                             SHARES       VALUE+
                                                           ---------- --------------
CONSUMER DISCRETIONARY -- (Continued)
     Viacom, Inc., Class B................................    994,832 $   28,899,870
#    Whirlpool Corp.......................................    544,837     71,428,131
                                                                      --------------
TOTAL CONSUMER DISCRETIONARY..............................             3,365,320,542
                                                                      --------------
CONSUMER STAPLES -- (4.6%)
     Archer-Daniels-Midland Co............................  1,338,015     64,572,604
     Bunge, Ltd...........................................    657,443     45,449,035
#    Coty, Inc., Class A..................................    419,572      5,626,461
     Ingredion, Inc.......................................    146,985     14,889,580
#    JM Smucker Co. (The).................................    897,022     99,677,085
#    Kraft Heinz Co. (The)................................  1,012,962     61,030,960
     Kroger Co. (The).....................................  1,174,580     34,062,820
     Molson Coors Brewing Co., Class B....................  1,008,879     67,594,893
     Mondelez International, Inc., Class A................  3,622,669    157,151,381
     Pinnacle Foods, Inc..................................    489,872     32,537,298
# *  Post Holdings, Inc...................................    389,420     33,708,195
     Seaboard Corp........................................         13         47,294
     Tyson Foods, Inc., Class A...........................  1,959,828    112,984,084
*    US Foods Holding Corp................................  1,025,749     34,680,574
     Walgreens Boots Alliance, Inc........................  3,030,389    204,914,904
     Walmart, Inc.........................................  5,346,820    477,096,749
                                                                      --------------
TOTAL CONSUMER STAPLES....................................             1,446,023,917
                                                                      --------------
ENERGY -- (14.3%)
     Anadarko Petroleum Corp..............................  1,005,192     73,529,795
     Andeavor.............................................  1,297,132    194,647,628
# *  Antero Resources Corp................................    415,575      8,535,911
#    Apache Corp..........................................  1,244,737     57,257,902
*    Apergy Corp..........................................    415,109     17,019,469
#    Baker Hughes a GE Co.................................  1,033,235     35,729,266
     Chevron Corp.........................................  5,888,364    743,523,722
# *  Concho Resources, Inc................................    815,097    118,881,897
     ConocoPhillips.......................................  2,953,181    213,131,073
# *  Continental Resources, Inc...........................     28,197      1,800,942
     Devon Energy Corp....................................  1,289,160     58,025,092
#    Diamondback Energy, Inc..............................    325,511     42,951,176
     Exxon Mobil Corp..................................... 13,379,812  1,090,588,476
#    Helmerich & Payne, Inc...............................    394,637     24,210,980
#    Hess Corp............................................    918,391     60,274,001
     HollyFrontier Corp...................................  1,171,912     87,401,197
     Kinder Morgan, Inc...................................  7,052,891    125,400,402
     Marathon Oil Corp....................................  5,120,488    108,144,707
     Marathon Petroleum Corp..............................  2,321,313    187,631,730
#    Murphy Oil Corp......................................    803,576     26,726,938
#    National Oilwell Varco, Inc..........................  1,338,190     65,062,798
#    Noble Energy, Inc....................................  2,491,812     89,929,495
     Occidental Petroleum Corp............................  2,913,018    244,489,601
*    Parsley Energy, Inc., Class A........................    139,940      4,398,314
     PBF Energy, Inc., Class A............................    116,600      5,445,220
     Peabody Energy Corp..................................    196,251      8,338,705
     Phillips 66..........................................    985,837    121,593,136
     Pioneer Natural Resources Co.........................    266,553     50,450,486
     Schlumberger, Ltd....................................  1,535,262    103,660,890
#    Targa Resources Corp.................................    888,728     45,387,339
     TechnipFMC P.L.C.....................................  1,601,490     52,128,500
# *  Transocean, Ltd......................................    400,577      5,155,426
     Valero Energy Corp...................................  2,730,237    323,123,549
     Williams Cos., Inc. (The)............................  1,196,347     35,591,323

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                             SHARES       VALUE+
                                                           ---------- --------------
ENERGY -- (Continued)
*    WPX Energy, Inc......................................    271,292 $    5,092,151
                                                                      --------------
TOTAL ENERGY..............................................             4,435,259,237
                                                                      --------------
FINANCIALS -- (23.7%)
     Aflac, Inc...........................................  2,661,690    123,875,053
     Alleghany Corp.......................................     32,159     20,236,694
     Allstate Corp. (The).................................    955,676     90,903,901
     Ally Financial, Inc..................................  2,960,989     79,236,066
     American Financial Group, Inc........................    365,368     41,173,320
     American International Group, Inc....................  1,977,587    109,182,578
# *  Arch Capital Group, Ltd..............................    538,218     16,447,942
#    Assurant, Inc........................................    246,917     27,234,945
*    Athene Holding, Ltd., Class A........................     48,772      2,237,172
     Axis Capital Holdings, Ltd...........................    165,056      9,335,567
     Bank of America Corp................................. 26,149,852    807,507,430
     Bank of New York Mellon Corp. (The)..................  4,090,441    218,715,880
#    Bank OZK.............................................     74,531      3,048,318
     BB&T Corp............................................  2,064,663    104,905,527
*    Berkshire Hathaway, Inc., Class B....................  2,583,142    511,126,308
     BOK Financial Corp...................................      6,114        595,076
*    Brighthouse Financial, Inc...........................    185,840      8,071,031
     Capital One Financial Corp...........................  2,121,634    200,112,519
     Chubb, Ltd...........................................    588,870     82,276,916
     CIT Group, Inc.......................................    473,057     25,038,907
     Citigroup, Inc.......................................  6,790,494    488,168,614
     Citizens Financial Group, Inc........................    912,076     36,282,383
#    CNA Financial Corp...................................    411,635     19,256,285
     Everest Re Group, Ltd................................    164,894     36,004,605
     Fifth Third Bancorp..................................  3,989,366    118,045,340
#    First American Financial Corp........................    115,297      6,456,632
     Goldman Sachs Group, Inc. (The)......................  1,210,501    287,409,252
     Hartford Financial Services Group, Inc. (The)........  1,691,338     89,133,513
     Huntington Bancshares, Inc...........................  5,537,519     85,499,293
     Invesco, Ltd.........................................    920,299     24,838,870
#    Janus Henderson Group P.L.C..........................     57,192      1,861,600
     Jefferies Financial Group, Inc.......................    249,860      6,059,105
     JPMorgan Chase & Co..................................  8,481,366    974,933,022
     KeyCorp..............................................  2,339,105     48,817,121
     Lincoln National Corp................................    842,198     57,353,684
     Loews Corp...........................................  1,277,862     64,889,832
     M&T Bank Corp........................................    182,561     31,646,949
     MetLife, Inc.........................................  1,856,059     84,896,139
     Morgan Stanley.......................................  5,437,228    274,906,248
#    New York Community Bancorp, Inc......................  1,100,233     11,849,509
     Old Republic International Corp......................    816,263     17,394,564
     PacWest Bancorp......................................    335,209     16,834,196
#    People's United Financial, Inc.......................    396,896      7,235,414
#    Pinnacle Financial Partners, Inc.....................     44,579      2,786,187
     PNC Financial Services Group, Inc. (The).............  1,296,989    187,842,917
     Principal Financial Group, Inc.......................  1,447,757     84,085,727
#    Prosperity Bancshares, Inc...........................     69,192      4,853,819
     Prudential Financial, Inc............................    983,255     99,220,262
     Regions Financial Corp...............................  6,233,501    116,005,454
     Reinsurance Group of America, Inc....................    283,975     40,182,462
     RenaissanceRe Holdings, Ltd..........................    118,695     15,649,936
     Santander Consumer USA Holdings, Inc.................    601,988     11,582,249
     State Street Corp....................................    294,471     26,004,734
#    SunTrust Banks, Inc..................................  1,285,995     92,681,660
     Synchrony Financial..................................    196,418      5,684,337

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                             SHARES       VALUE+
                                                           ---------- --------------
FINANCIALS -- (Continued)
     Travelers Cos., Inc. (The)...........................  1,165,331 $  151,656,176
     Unum Group...........................................  1,204,396     47,850,653
     Voya Financial, Inc..................................    184,436      9,317,707
     Wells Fargo & Co..................................... 19,049,586  1,091,350,782
#    WR Berkley Corp......................................    377,916     28,649,812
     XL Group, Ltd........................................    950,991     53,474,224
#    Zions Bancorporation.................................    922,609     47,698,885
                                                                      --------------
TOTAL FINANCIALS..........................................             7,387,611,303
                                                                      --------------
HEALTHCARE -- (15.2%)
     Abbott Laboratories..................................  4,212,247    276,070,668
     Aetna, Inc...........................................  1,816,031    342,122,080
     Allergan P.L.C.......................................    496,938     91,481,316
     Anthem, Inc..........................................  1,376,563    348,270,439
*    Bio-Rad Laboratories, Inc., Class A..................     19,244      5,901,173
     Cardinal Health, Inc.................................    318,990     15,933,551
*    Centene Corp.........................................  1,211,523    157,897,793
     Cigna Corp...........................................    403,350     72,369,057
     CVS Health Corp......................................  4,700,064    304,846,151
     Danaher Corp.........................................  1,941,360    199,144,709
*    DaVita, Inc..........................................  1,127,259     79,223,763
#    DENTSPLY SIRONA, Inc.................................    220,294     10,598,344
*    Express Scripts Holding Co...........................  2,740,464    217,757,269
     Humana, Inc..........................................    671,308    210,911,547
*    IQVIA Holdings, Inc..................................    547,935     66,815,194
*    Laboratory Corp. of America Holdings.................    740,399    129,821,561
     McKesson Corp........................................    559,086     70,221,202
*    MEDNAX, Inc..........................................    362,451     15,509,278
     Medtronic P.L.C......................................  4,359,974    393,400,454
*    Mylan NV.............................................  2,570,144     95,892,073
#    PerkinElmer, Inc.....................................    110,802      8,773,302
#    Perrigo Co. P.L.C....................................    386,345     31,108,499
     Pfizer, Inc.......................................... 26,649,121  1,064,099,402
     Quest Diagnostics, Inc...............................    954,608    102,830,374
#    STERIS P.L.C.........................................    205,361     23,507,674
     Thermo Fisher Scientific, Inc........................  1,073,774    251,832,216
*    United Therapeutics Corp.............................    205,248     25,227,032
#    Universal Health Services, Inc., Class B.............    508,954     62,143,283
*    WellCare Health Plans, Inc...........................     37,453     10,015,681
     Zimmer Biomet Holdings, Inc..........................    377,067     47,329,450
                                                                      --------------
TOTAL HEALTHCARE..........................................             4,731,054,535
                                                                      --------------
INDUSTRIALS -- (7.9%)
# *  AECOM................................................    580,731     19,489,332
     AGCO Corp............................................    472,685     29,788,609
#    Alaska Air Group, Inc................................     92,315      5,800,151
#    AMERCO...............................................     61,718     23,272,623
     Arconic, Inc.........................................  1,964,153     42,602,479
     Carlisle Cos., Inc...................................    360,401     44,271,659
     Copa Holdings SA, Class A............................    110,606     10,766,388
     Cummins, Inc.........................................    175,294     25,033,736
     Curtiss-Wright Corp..................................     29,500      3,924,385
     Delta Air Lines, Inc.................................  2,950,569    160,569,965
     Dover Corp...........................................    830,218     68,891,490
     Eaton Corp. P.L.C....................................  1,816,899    151,111,490
     EMCOR Group, Inc.....................................     10,035        772,193
     FedEx Corp...........................................    312,762     76,898,793
#    Flowserve Corp.......................................     72,916      3,232,366

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                             SHARES       VALUE+
                                                           ---------- --------------
INDUSTRIALS -- (Continued)
     Fluor Corp...........................................    906,547 $   46,460,534
     General Electric Co..................................  2,163,101     29,483,067
# *  Genesee & Wyoming, Inc., Class A.....................     39,860      3,427,960
     Ingersoll-Rand P.L.C.................................    830,409     81,803,591
     Jacobs Engineering Group, Inc........................    401,182     27,131,939
# *  JetBlue Airways Corp.................................  2,305,410     41,497,380
     Johnson Controls International P.L.C.................  2,057,773     77,187,065
     Kansas City Southern.................................    676,598     78,668,049
#    Knight-Swift Transportation Holdings, Inc............     72,938      2,374,132
     L3 Technologies, Inc.................................    393,299     84,339,038
     ManpowerGroup, Inc...................................    425,572     39,688,845
     Nielsen Holdings P.L.C...............................    809,304     19,067,202
     Norfolk Southern Corp................................  1,385,379    234,129,051
*    nVent Electric P.L.C.................................  1,075,245     29,461,713
     Oshkosh Corp.........................................    454,128     34,173,132
     Owens Corning........................................    878,164     54,639,364
     PACCAR, Inc..........................................    585,045     38,449,157
#    Pentair P.L.C........................................  1,092,445     48,777,669
*    Quanta Services, Inc.................................    749,677     25,541,495
     Republic Services, Inc...............................  1,929,874    139,877,268
     Rockwell Collins, Inc................................     10,306      1,432,431
#    Snap-on, Inc.........................................    160,918     27,290,084
     Southwest Airlines Co................................     89,963      5,232,248
     Spirit AeroSystems Holdings, Inc., Class A...........      9,364        873,193
     Stanley Black & Decker, Inc..........................    864,519    129,219,655
# *  Stericycle, Inc......................................    176,533     12,332,595
*    Teledyne Technologies, Inc...........................     16,413      3,601,340
     Textron, Inc.........................................  1,940,539    132,480,598
     Trinity Industries, Inc..............................    210,820      8,032,242
*    United Continental Holdings, Inc.....................  1,696,416    136,391,846
     United Technologies Corp.............................    453,549     61,564,741
*    USG Corp.............................................    231,469     10,004,090
#    Wabtec Corp..........................................    256,124     28,255,600
# *  XPO Logistics, Inc...................................    827,725     82,540,737
                                                                      --------------
TOTAL INDUSTRIALS.........................................             2,441,854,710
                                                                      --------------
INFORMATION TECHNOLOGY -- (11.9%)
*    Akamai Technologies, Inc.............................     44,939      3,382,109
#    Amdocs, Ltd..........................................    584,213     39,481,114
     Analog Devices, Inc..................................    187,798     18,054,900
*    ARRIS International P.L.C............................    839,758     21,212,287
*    Arrow Electronics, Inc...............................    652,120     49,456,781
     Avnet, Inc...........................................    494,284     21,674,353
     Broadcom, Inc........................................    133,818     29,676,818
     CA, Inc..............................................  3,016,908    133,377,503
     Cisco Systems, Inc................................... 13,638,597    576,776,267
     Corning, Inc.........................................  3,685,701    122,291,559
#    Cypress Semiconductor Corp...........................    137,933      2,456,587
*    Dell Technologies, Inc., Class V.....................    703,394     65,078,013
     Dolby Laboratories, Inc., Class A....................     16,857      1,086,434
     DXC Technology Co....................................  1,076,074     91,186,511
# *  EchoStar Corp., Class A..............................     14,785        665,177
     Fidelity National Information Services, Inc..........  1,297,798    133,841,908
*    First Solar, Inc.....................................     39,472      2,066,359
*    Flex, Ltd............................................  1,552,059     21,666,744
     FLIR Systems, Inc....................................     82,668      4,844,345
     Hewlett Packard Enterprise Co........................  8,584,822    132,549,652
     HP, Inc..............................................  9,619,949    222,028,423
     Intel Corp........................................... 22,880,867  1,100,569,703

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                             SHARES       VALUE+
                                                           ---------- --------------
INFORMATION TECHNOLOGY -- (Continued)
     Jabil, Inc...........................................    917,888 $   25,856,905
     Juniper Networks, Inc................................  2,634,266     69,386,566
#    Lam Research Corp....................................    233,155     44,448,669
     Leidos Holdings, Inc.................................    665,010     45,499,984
     LogMeIn, Inc.........................................     20,640      1,672,872
     Marvell Technology Group, Ltd........................    884,360     18,845,712
*    Micron Technology, Inc...............................  5,266,057    277,995,149
     MKS Instruments, Inc.................................    204,772     19,310,000
# *  Nuance Communications, Inc...........................     14,368        212,215
*    ON Semiconductor Corp................................    584,145     12,880,397
     Perspecta, Inc.......................................    537,446     11,662,578
# *  Qorvo, Inc...........................................    459,460     37,565,449
     QUALCOMM, Inc........................................  1,564,601    100,275,278
     SS&C Technologies Holdings, Inc......................    122,197      6,484,995
     SYNNEX Corp..........................................    157,961     15,238,498
*    Synopsys, Inc........................................      6,555        586,214
     TE Connectivity, Ltd.................................    831,307     77,785,396
     Western Digital Corp.................................  1,222,328     85,746,309
*    Worldpay, Inc., Class A..............................    263,438     21,651,969
     Xerox Corp...........................................  1,739,519     45,175,308
                                                                      --------------
TOTAL INFORMATION TECHNOLOGY..............................             3,711,704,010
                                                                      --------------
MATERIALS -- (4.3%)
     Air Products & Chemicals, Inc........................    181,549     29,804,899
#    Albemarle Corp.......................................    492,856     46,427,035
# *  Alcoa Corp...........................................    738,962     31,974,886
     Ashland Global Holdings, Inc.........................    376,541     30,917,781
#    Ball Corp............................................    481,524     18,764,990
     CF Industries Holdings, Inc..........................  1,279,879     56,852,225
     DowDuPont, Inc.......................................  2,747,562    188,949,839
     Eastman Chemical Co..................................  1,053,642    109,178,384
     Freeport-McMoRan, Inc................................  4,951,916     81,706,614
     Huntsman Corp........................................    607,531     20,370,514
     International Paper Co...............................    257,489     13,834,884
#    Martin Marietta Materials, Inc.......................    142,628     28,442,876
     Mosaic Co. (The).....................................  1,232,432     37,108,527
     Newmont Mining Corp..................................  2,786,562    102,211,094
     Nucor Corp...........................................  2,499,919    167,319,579
     Olin Corp............................................    958,374     28,281,617
     Reliance Steel & Aluminum Co.........................    456,094     41,139,679
#    Royal Gold, Inc......................................    121,993     10,321,828
     Sonoco Products Co...................................     27,518      1,536,055
     Steel Dynamics, Inc..................................  1,698,064     79,961,834
#    United States Steel Corp.............................  1,062,648     38,712,267
#    Valvoline, Inc.......................................  1,033,732     23,352,006
#    Vulcan Materials Co..................................    337,954     37,850,848
#    Westlake Chemical Corp...............................    364,378     39,068,609
     WestRock Co..........................................  1,056,585     61,260,798
                                                                      --------------
TOTAL MATERIALS...........................................             1,325,349,668
                                                                      --------------
REAL ESTATE -- (0.2%)
# *  Howard Hughes Corp. (The)............................     13,201      1,789,395
     Jones Lang LaSalle, Inc..............................    287,864     49,227,623
                                                                      --------------
TOTAL REAL ESTATE.........................................                51,017,018
                                                                      --------------
TELECOMMUNICATIONS SERVICES -- (4.1%)
     AT&T, Inc............................................ 34,554,864  1,104,719,002
#    CenturyLink, Inc.....................................  6,106,226    114,613,862

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                               SHARES        VALUE+
                                                             ----------- ---------------
TELECOMMUNICATIONS SERVICES -- (Continued)
# *    Sprint Corp..........................................   2,014,058 $    10,936,335
*      T-Mobile US, Inc.....................................     960,615      57,636,900
                                                                         ---------------
TOTAL TELECOMMUNICATIONS SERVICES...........................               1,287,906,099
                                                                         ---------------
UTILITIES -- (0.2%)
       MDU Resources Group, Inc.............................     119,163       3,455,727
       NRG Energy, Inc......................................   1,445,428      45,776,705
*      Vistra Energy Corp...................................     829,609      18,749,163
                                                                         ---------------
TOTAL UTILITIES.............................................                  67,981,595
                                                                         ---------------
TOTAL COMMON STOCKS.........................................              30,251,082,634
                                                                         ---------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
       State Street Institutional U.S. Government Money
         Market Fund, 1.830%................................ 267,500,504     267,500,504
                                                                         ---------------
SECURITIES LENDING COLLATERAL -- (1.9%)
@ (S)  DFA Short Term Investment Fund.......................  51,313,319     593,746,412
                                                                         ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $21,598,563,874)^^..................................             $31,112,329,550
                                                                         ===============

P.L.C. Public Limited Company
SA Special Assessment
+ See Security Valuation Note within the Notes to Schedules of Investments. # Total or Partial Securities on Loan.
*  Non-Income Producing Securities.
@  Security purchased with cash proceeds from Securities on Loan.
(S)Affiliated Fund.
^^ See Federal Tax Cost Note within the Notes to Schedules of Investments.

At July 31, 2018, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

                                                                                UNREALIZED
                               NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                    CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                    --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index........  1,505     09/21/18  $209,188,934 $211,986,775   $2,797,841
                                                    ------------ ------------   ----------
TOTAL FUTURES CONTRACTS.......                      $209,188,934 $211,986,775   $2,797,841
                                                    ============ ============   ==========

Summary of the Series' investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                    LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                 -------------- ------- ------- --------------
  Common Stocks
     Consumer Discretionary..... $3,365,320,542   --      --    $3,365,320,542
     Consumer Staples...........  1,446,023,917   --      --     1,446,023,917
     Energy.....................  4,435,259,237   --      --     4,435,259,237
     Financials.................  7,387,611,303   --      --     7,387,611,303
     Healthcare.................  4,731,054,535   --      --     4,731,054,535
     Industrials................  2,441,854,710   --      --     2,441,854,710
     Information Technology.....  3,711,704,010   --      --     3,711,704,010
     Materials..................  1,325,349,668   --      --     1,325,349,668
     Real Estate................     51,017,018   --      --        51,017,018

THE U.S. LARGE CAP VALUE SERIES
CONTINUED



                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ----------------------------------------------------
                                             LEVEL 1         LEVEL 2    LEVEL 3      TOTAL
                                         ---------------   ------------ ------- ---------------
   Telecommunications Services.......... $ 1,287,906,099             --   --    $ 1,287,906,099
   Utilities............................      67,981,595             --   --         67,981,595
Temporary Cash Investments..............     267,500,504             --   --        267,500,504
Securities Lending Collateral...........              --   $593,746,412   --        593,746,412
Futures Contracts**.....................       2,797,841             --   --          2,797,841
                                         ---------------   ------------   --    ---------------
TOTAL................................... $30,521,380,979   $593,746,412   --    $31,115,127,391
                                         ===============   ============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                      THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                            SHARES     VALUE>>
                                                          ---------- ------------
COMMON STOCKS -- (93.2%)
AUSTRALIA -- (5.4%)
    AMP, Ltd.............................................  1,247,284 $  3,154,415
    Aurizon Holdings, Ltd................................  1,715,379    5,810,161
#   Australia & New Zealand Banking Group, Ltd...........  9,219,149  200,421,274
    Bank of Queensland, Ltd..............................  1,460,244   12,072,160
    Bendigo & Adelaide Bank, Ltd.........................  1,916,882   16,696,640
    BHP Billiton, Ltd....................................  1,275,802   33,319,513
    BlueScope Steel, Ltd.................................  3,157,074   41,483,507
    Boral, Ltd...........................................  2,143,656   10,593,892
    Crown Resorts, Ltd...................................    145,826    1,464,510
    Downer EDI, Ltd......................................  2,237,731   12,291,667
    Fortescue Metals Group, Ltd.......................... 10,205,435   33,193,629
#   Harvey Norman Holdings, Ltd..........................    999,067    2,638,415
    Incitec Pivot, Ltd...................................  6,722,266   18,953,856
    LendLease Group......................................  1,721,491   25,756,784
    National Australia Bank, Ltd.........................  1,172,269   24,682,404
    Newcrest Mining, Ltd.................................  1,330,078   21,367,796
    Oil Search, Ltd......................................    817,717    5,454,778
*   Origin Energy, Ltd...................................  3,491,113   25,330,599
    QBE Insurance Group, Ltd.............................  3,145,991   23,624,072
*   Santos, Ltd..........................................  4,838,494   22,918,869
    South32, Ltd., ADR...................................    328,024    4,382,401
    South32, Ltd......................................... 16,666,560   44,356,096
    Star Entertainment Grp, Ltd. (The)...................  4,646,581   17,143,649
    Suncorp Group, Ltd...................................  2,284,200   25,415,523
    Tabcorp Holdings, Ltd................................  1,294,841    4,497,252
#   Whitehaven Coal, Ltd.................................  4,254,147   17,194,913
    Woodside Petroleum, Ltd..............................  3,272,566   87,715,910
                                                                     ------------
TOTAL AUSTRALIA..........................................             741,934,685
                                                                     ------------
AUSTRIA -- (0.1%)
    Erste Group Bank AG..................................     29,693    1,282,480
    Raiffeisen Bank International AG.....................    160,265    5,344,064
    Voestalpine AG.......................................     21,645    1,083,013
                                                                     ------------
TOTAL AUSTRIA............................................               7,709,557
                                                                     ------------
BELGIUM -- (1.0%)
    Ageas................................................    642,764   34,474,759
    KBC Group NV.........................................    565,642   43,423,485
    Solvay SA............................................    311,433   42,666,499
    UCB SA...............................................    246,743   21,213,647
                                                                     ------------
TOTAL BELGIUM............................................             141,778,390
                                                                     ------------
CANADA -- (8.0%)
#   ARC Resources, Ltd...................................    460,455    5,468,755
    Bank of Montreal.....................................  1,668,983  132,316,972
#   Bank of Nova Scotia (The)............................     99,169    5,875,763
    Barrick Gold Corp....................................  1,883,515   21,110,542
    Barrick Gold Corp....................................    909,928   10,182,094
*   Bausch Health Cos., Inc..............................  1,542,445   33,532,754
    Cameco Corp..........................................    468,671    5,065,545
#   Cameco Corp..........................................    571,821    6,175,667
    Canadian Imperial Bank of Commerce...................     22,129    2,018,829
    Canadian Natural Resources, Ltd......................    561,673   20,638,790
#   Canadian Natural Resources, Ltd......................  1,121,919   41,107,112

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                           SHARES      VALUE>>
                                                          --------- --------------
CANADA -- (Continued)
#   Cenovus Energy, Inc.................................. 2,110,053 $   21,184,932
#   Crescent Point Energy Corp........................... 1,078,493      7,353,832
    Crescent Point Energy Corp........................... 1,508,054     10,269,850
    Empire Co., Ltd., Class A............................   506,996     10,452,883
#   Enbridge Income Fund Holdings, Inc...................   377,558      9,456,002
    Encana Corp.......................................... 2,191,132     30,234,708
    Encana Corp.......................................... 1,370,633     18,421,308
    Fairfax Financial Holdings, Ltd......................    80,874     45,695,038
    First Quantum Minerals, Ltd.......................... 1,774,003     27,669,998
    Genworth MI Canada, Inc..............................   137,465      4,838,776
    Goldcorp, Inc........................................ 1,514,762     18,933,797
    Goldcorp, Inc........................................   925,799     11,572,488
    Great-West Lifeco, Inc...............................   139,376      3,444,623
    Husky Energy, Inc.................................... 1,605,697     27,303,700
*   IAMGOLD Corp.........................................    95,000        522,159
    Imperial Oil, Ltd....................................   187,707      6,428,371
    Imperial Oil, Ltd....................................   334,486     11,426,042
    Industrial Alliance Insurance & Financial Services,
      Inc................................................   554,455     22,803,046
*   Kinross Gold Corp.................................... 6,346,308     22,929,352
    Linamar Corp.........................................   182,108      8,322,497
    Lundin Mining Corp................................... 3,846,864     21,291,787
#   Magna International, Inc.............................   615,966     37,438,413
    Manulife Financial Corp.............................. 2,603,564     48,354,619
#   Manulife Financial Corp.............................. 1,490,899     27,671,085
#   Nutrien, Ltd.........................................   554,396     30,053,796
*   Seven Generations Energy, Ltd., Class A..............   551,616      6,301,275
    Sun Life Financial, Inc..............................   925,794     37,861,583
#   Sun Life Financial, Inc..............................   386,736     15,813,635
    Suncor Energy, Inc................................... 3,317,434    139,700,201
#   Suncor Energy, Inc...................................   808,526     34,071,286
    Teck Resources, Ltd., Class B........................ 1,355,792     35,363,049
#   Teck Resources, Ltd., Class B........................ 1,867,648     48,614,877
    TMX Group, Ltd.......................................    64,445      4,144,574
    Tourmaline Oil Corp.................................. 1,191,804     23,545,653
*   Turquoise Hill Resources, Ltd........................ 1,692,690      4,697,399
*   Turquoise Hill Resources, Ltd........................   127,382        352,848
    Whitecap Resources, Inc.............................. 1,247,684      8,238,925
#   WSP Global, Inc......................................   150,689      8,565,126
    Yamana Gold, Inc..................................... 3,207,591     10,232,928
                                                                    --------------
TOTAL CANADA.............................................            1,111,536,530
                                                                    --------------
DENMARK -- (1.6%)
    AP Moller--Maersk A.S., Class A......................     7,706     10,368,813
    AP Moller--Maersk A.S., Class B......................    13,118     18,835,290
    Carlsberg A.S., Class B..............................   288,439     34,796,697
    Danske Bank A.S......................................   950,671     27,626,992
    DSV A.S..............................................   514,858     43,133,903
#   H Lundbeck A.S.......................................   124,623      9,019,093
    ISS A.S..............................................   553,648     20,680,486
    Novozymes A.S., Class B..............................    19,038      1,002,442
    Rockwool International A.S., Class B.................     8,847      3,542,367
    Tryg A.S.............................................   101,237      2,478,127
    Vestas Wind Systems A.S..............................   677,354     43,709,414
                                                                    --------------
TOTAL DENMARK............................................              215,193,624
                                                                    --------------
FINLAND -- (1.0%)
    Fortum Oyj........................................... 1,162,352     29,201,782
    Nokia Oyj............................................ 7,908,937     42,926,979

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                            SHARES      VALUE>>
                                                           --------- --------------
FINLAND -- (Continued)
     Sampo Oyj, Class A...................................     8,009 $      406,761
     Stora Enso Oyj, Class R.............................. 1,470,403     24,265,198
     UPM-Kymmene Oyj, Sponsored ADR.......................    19,980        708,791
     UPM-Kymmene Oyj...................................... 1,240,771     44,013,418
                                                                     --------------
TOTAL FINLAND.............................................              141,522,929
                                                                     --------------
FRANCE -- (9.3%)
     AXA SA............................................... 2,859,375     72,048,134
     BNP Paribas SA....................................... 2,405,711    156,058,000
     Bollore SA........................................... 1,448,699      6,735,405
     Bouygues SA..........................................   726,876     31,920,341
     Carrefour SA......................................... 1,144,891     20,526,494
     Casino Guichard Perrachon SA.........................   123,741      5,024,152
     Cie de Saint-Gobain.................................. 1,109,855     49,342,274
     Cie Generale des Etablissements Michelin SCA.........   105,407     13,536,091
     CNP Assurances.......................................   608,716     14,214,843
     Credit Agricole SA................................... 1,026,329     14,420,087
     Electricite de France SA............................. 1,597,641     23,921,729
     Engie SA............................................. 4,071,434     65,747,729
     Natixis SA........................................... 2,657,369     19,062,450
     Orange SA............................................ 5,978,647    101,886,317
     Peugeot SA........................................... 3,133,702     90,006,060
     Renault SA........................................... 1,007,824     88,566,721
     Sanofi...............................................   355,985     30,969,377
     SCOR SE..............................................   349,012     13,577,861
     Societe Generale SA.................................. 1,399,448     62,412,544
     STMicroelectronics NV................................    69,438      1,498,598
     Total SA............................................. 6,206,460    404,818,236
     Vivendi SA...........................................    22,154        573,990
                                                                     --------------
TOTAL FRANCE..............................................            1,286,867,433
                                                                     --------------
GERMANY -- (6.9%)
     Allianz SE, Sponsored ADR............................ 2,167,849     47,811,910
     Bayerische Motoren Werke AG.......................... 1,225,665    118,497,658
*    Commerzbank AG....................................... 3,189,380     34,431,623
     Daimler AG........................................... 3,530,733    244,376,688
     Deutsche Bank AG..................................... 1,847,986     24,169,368
     Deutsche Bank AG..................................... 1,679,248     21,930,979
     Deutsche Lufthansa AG................................ 1,461,363     41,002,061
     Deutsche Telekom AG.................................. 4,601,935     76,093,301
     Evonik Industries AG.................................   460,467     17,040,281
     Fraport AG Frankfurt Airport Services Worldwide......   169,371     16,907,785
     Hannover Rueck SE....................................     2,659        354,670
# *  Hapag-Lloyd AG.......................................    15,259        619,589
     HeidelbergCement AG..................................   659,319     55,999,822
# *  Innogy SE............................................   333,880     14,354,177
     Linde AG.............................................   157,109     38,852,555
     METRO AG.............................................   459,393      5,673,170
     Muenchener Rueckversicherungs-Gesellschaft AG in
       Muenchen...........................................   212,293     47,043,075
     RWE AG............................................... 3,333,887     87,495,462
*    Talanx AG............................................   189,932      7,268,098
     Telefonica Deutschland Holding AG.................... 1,788,742      7,833,810
     Uniper SE............................................   886,107     27,667,716
     Volkswagen AG........................................   118,965     20,526,257
     Wacker Chemie AG.....................................    11,870      1,725,867
                                                                     --------------
TOTAL GERMANY.............................................              957,675,922
                                                                     --------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- ------------
HONG KONG -- (2.7%)
     Bank of East Asia, Ltd. (The)........................    102,675 $    408,620
#    BOC Aviation, Ltd....................................    257,700    1,623,171
     Cathay Pacific Airways, Ltd..........................  5,777,000    8,929,759
     CK Asset Holdings, Ltd...............................  2,073,500   15,879,858
     CK Hutchison Holdings, Ltd...........................  7,657,984   83,354,739
     Great Eagle Holdings, Ltd............................     23,627      115,979
     Guoco Group, Ltd.....................................      9,000      148,486
     Hang Lung Group, Ltd.................................  3,145,000    9,305,969
     Hang Lung Properties, Ltd............................  4,746,000    9,978,632
     Henderson Land Development Co., Ltd..................  1,551,350    8,665,126
     Hopewell Holdings, Ltd...............................    938,669    3,334,589
     Kerry Properties, Ltd................................  3,067,000   15,558,169
     Li & Fung, Ltd.......................................  1,908,000      647,024
     Melco International Development, Ltd.................    257,000      731,025
     MTR Corp., Ltd.......................................  1,626,502    9,129,245
#    New World Development Co., Ltd....................... 21,926,168   31,264,558
#    NWS Holdings, Ltd....................................  2,739,400    4,951,521
     Orient Overseas International, Ltd...................     72,000      757,238
     Shangri-La Asia, Ltd.................................  3,398,000    5,576,574
     Sino Land Co., Ltd...................................  7,578,217   13,028,261
     SJM Holdings, Ltd....................................  2,332,000    2,839,835
     Sun Hung Kai Properties, Ltd.........................  3,964,920   62,180,798
     Swire Pacific, Ltd., Class A.........................  2,580,500   28,026,184
     Swire Pacific, Ltd., Class B.........................  2,890,000    5,192,544
     Wharf Holdings, Ltd. (The)...........................  5,490,990   18,178,720
     Wheelock & Co., Ltd..................................  3,620,000   25,699,750
     Yue Yuen Industrial Holdings, Ltd....................  2,667,000    7,176,052
                                                                      ------------
TOTAL HONG KONG...........................................             372,682,426
                                                                      ------------
IRELAND -- (0.3%)
     AIB Group P.L.C......................................    235,433    1,349,260
     Bank of Ireland Group P.L.C..........................  1,877,273   16,111,474
     CRH P.L.C............................................    293,793   10,048,539
     CRH P.L.C., Sponsored ADR............................    198,709    6,813,731
     Paddy Power Betfair P.L.C............................     42,796    4,667,415
                                                                      ------------
TOTAL IRELAND.............................................              38,990,419
                                                                      ------------
ISRAEL -- (0.3%)
     Bank Hapoalim BM.....................................  2,568,254   18,163,419
     Bank Leumi Le-Israel BM..............................  3,728,087   23,365,003
     First International Bank Of Israel, Ltd..............      6,112      131,504
     Mizrahi Tefahot Bank, Ltd............................     97,484    1,895,761
                                                                      ------------
TOTAL ISRAEL..............................................              43,555,687
                                                                      ------------
ITALY -- (1.8%)
     Assicurazioni Generali SpA...........................    582,640   10,331,969
     Eni SpA..............................................    535,545   10,308,458
*    Fiat Chrysler Automobiles NV.........................  1,783,398   30,409,116
*    Fiat Chrysler Automobiles NV.........................  1,156,002   19,628,914
     Intesa Sanpaolo SpA..................................  2,890,203    8,857,420
     Mediobanca Banca di Credito Finanziario SpA..........  1,878,911   19,455,463
# *  Telecom Italia SpA................................... 63,812,045   49,082,481
# *  Telecom Italia SpA, Sponsored ADR....................  1,847,002   14,074,155
     UniCredit SpA........................................  5,018,941   88,620,138
                                                                      ------------
TOTAL ITALY...............................................             250,768,114
                                                                      ------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
JAPAN -- (21.8%)
    Aeon Co., Ltd........................................    404,100 $  8,210,810
    AGC, Inc.............................................    895,500   37,534,526
    Aisin Seiki Co., Ltd.................................    234,100   10,918,892
    Alfresa Holdings Corp................................    126,400    3,026,144
    Amada Holdings Co., Ltd..............................    412,000    4,142,640
    Aoyama Trading Co., Ltd..............................     41,900    1,385,732
    Asahi Kasei Corp.....................................    508,100    6,791,741
    Bank of Kyoto, Ltd. (The)............................    113,679    5,507,557
    Canon Marketing Japan, Inc...........................    153,100    3,212,463
    Chiba Bank, Ltd. (The)...............................  1,064,000    7,595,326
    Chugoku Bank, Ltd. (The).............................    256,900    2,725,563
    Citizen Watch Co., Ltd...............................  1,150,500    7,578,097
    Coca-Cola Bottlers Japan Holdings, Inc...............     80,257    2,893,896
    Concordia Financial Group, Ltd.......................  2,530,100   13,603,414
    Credit Saison Co., Ltd...............................    248,700    3,882,579
    Dai Nippon Printing Co., Ltd.........................    474,300   10,362,765
    Daicel Corp..........................................  1,087,400   11,980,398
    Daido Steel Co., Ltd.................................     83,900    4,143,464
    Dai-ichi Life Holdings, Inc..........................  1,625,300   30,688,059
#   Daio Paper Corp......................................     27,400      377,645
    Daiwa Securities Group, Inc..........................  4,606,000   26,864,435
    DeNA Co., Ltd........................................    296,500    5,592,180
    Denka Co., Ltd.......................................    234,800    8,092,123
    Denso Corp...........................................    693,600   34,308,971
    DIC Corp.............................................    325,300   10,622,316
    Dowa Holdings Co., Ltd...............................     92,300    2,968,066
    Ebara Corp...........................................    278,100    8,436,810
    Fuji Media Holdings, Inc.............................     52,200      858,918
    FUJIFILM Holdings Corp...............................  1,123,900   46,388,719
    Fujikura, Ltd........................................     36,100      232,698
    Fukuoka Financial Group, Inc.........................  2,110,000   11,548,423
#   Fukuyama Transporting Co., Ltd.......................     17,293      841,474
    Furukawa Electric Co., Ltd...........................    154,200    5,448,447
    Fuyo General Lease Co., Ltd..........................      5,300      331,344
    Glory, Ltd...........................................    185,800    5,461,664
    Gunma Bank, Ltd. (The)...............................    661,596    3,522,658
    H2O Retailing Corp...................................    268,800    4,304,129
    Hachijuni Bank, Ltd. (The)...........................    622,531    2,744,507
    Hankyu Hanshin Holdings, Inc.........................    621,600   24,754,848
    Heiwa Corp...........................................     79,700    1,787,764
    Hiroshima Bank, Ltd. (The)...........................    381,000    2,621,829
    Hitachi Capital Corp.................................    199,000    5,317,753
    Hitachi Chemical Co., Ltd............................    384,100    7,606,410
    Hitachi Metals, Ltd..................................    960,400   10,408,132
    Hitachi Transport System, Ltd........................    105,000    2,871,782
    Hitachi, Ltd......................................... 11,345,000   79,310,147
    Hokuhoku Financial Group, Inc........................    191,900    2,764,804
    Honda Motor Co., Ltd., Sponsored ADR.................     26,040      798,386
    Honda Motor Co., Ltd.................................  4,590,300  140,144,774
    House Foods Group, Inc...............................     64,900    2,053,487
    Ibiden Co., Ltd......................................    476,900    7,853,463
    Idemitsu Kosan Co., Ltd..............................    620,496   27,950,428
    IHI Corp.............................................      6,000      210,721
    Iida Group Holdings Co., Ltd.........................    572,900   11,236,255
    Inpex Corp...........................................  2,515,800   27,620,665
    Isetan Mitsukoshi Holdings, Ltd......................    606,900    7,334,265
    ITOCHU Corp..........................................    791,600   14,055,961
    Itoham Yonekyu Holdings, Inc.........................     17,300      140,766
    Iyo Bank, Ltd. (The).................................    492,300    3,397,922

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CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
JAPAN -- (Continued)
     J Front Retailing Co., Ltd..........................    845,700 $12,397,225
     Japan Post Holdings Co., Ltd........................  1,027,400  11,327,875
     JFE Holdings, Inc...................................  1,980,900  40,252,458
     JSR Corp............................................    362,000   6,960,468
     JTEKT Corp..........................................    933,900  13,543,326
     JXTG Holdings, Inc..................................  8,471,403  62,107,252
     Kamigumi Co., Ltd...................................    303,900   6,366,680
     Kandenko Co., Ltd...................................     87,600     912,294
     Kaneka Corp.........................................  1,253,542  11,034,251
     Kawasaki Heavy Industries, Ltd......................    259,200   7,621,252
# *  Kawasaki Kisen Kaisha, Ltd..........................    195,599   3,552,094
     Kinden Corp.........................................    222,800   3,581,729
     Kobe Steel, Ltd.....................................  1,581,200  15,583,156
     Kokuyo Co., Ltd.....................................     50,200     850,677
     Konica Minolta, Inc.................................  2,063,500  18,524,658
     K's Holdings Corp...................................    304,400   3,427,221
     Kuraray Co., Ltd....................................  1,507,600  21,308,243
     Kurita Water Industries, Ltd........................      7,500     219,380
     Kyocera Corp........................................    282,900  16,464,861
     Kyushu Financial Group, Inc.........................    582,749   2,985,335
     LIXIL Group Corp....................................    739,300  15,154,223
     Maeda Corp..........................................    164,300   1,931,080
     Marubeni Corp.......................................  2,917,500  22,274,149
     Maruichi Steel Tube, Ltd............................     22,700     782,150
     Mazda Motor Corp....................................  2,878,100  35,913,939
     Mebuki Financial Group, Inc.........................  1,258,420   4,496,543
     Medipal Holdings Corp...............................    513,150  10,434,083
     Mitsubishi Chemical Holdings Corp...................  2,138,100  18,728,582
     Mitsubishi Corp.....................................  2,342,100  65,468,804
     Mitsubishi Gas Chemical Co., Inc....................    570,500  12,746,665
     Mitsubishi Heavy Industries, Ltd....................  1,070,100  40,183,449
#    Mitsubishi Logistics Corp...........................     40,000     915,092
     Mitsubishi Materials Corp...........................    518,200  14,736,397
     Mitsubishi Tanabe Pharma Corp.......................     21,000     393,741
#    Mitsubishi UFJ Financial Group, Inc., Sponsored ADR.  4,407,514  26,973,986
#    Mitsubishi UFJ Financial Group, Inc................. 12,360,306  75,853,534
     Mitsubishi UFJ Lease & Finance Co., Ltd.............  1,638,400   9,936,289
     Mitsui & Co., Ltd., Sponsored ADR...................     11,723   3,921,871
     Mitsui & Co., Ltd...................................  1,156,000  19,374,600
     Mitsui Chemicals, Inc...............................    725,960  19,552,363
     Mitsui Fudosan Co., Ltd.............................    498,100  11,910,427
     Mitsui OSK Lines, Ltd...............................    509,400  13,217,724
     Mizuho Financial Group, Inc......................... 33,885,200  58,902,296
     Mizuho Financial Group, Inc., ADR...................    184,055     633,149
     MS&AD Insurance Group Holdings, Inc.................    690,453  21,148,347
     Nagase & Co., Ltd...................................     36,300     588,965
     NEC Corp............................................  1,086,410  30,181,386
     NGK Spark Plug Co., Ltd.............................     16,000     462,027
     NH Foods, Ltd.......................................    395,667  15,751,920
     NHK Spring Co., Ltd.................................    779,800   7,799,780
     Nikon Corp..........................................     31,200     526,686
     Nippo Corp..........................................    261,500   4,924,802
     Nippon Electric Glass Co., Ltd......................    223,400   7,220,368
     Nippon Express Co., Ltd.............................    329,924  21,596,470
     Nippon Kayaku Co., Ltd..............................     11,600     132,281
#    Nippon Paper Industries Co., Ltd....................    451,300   7,393,910
     Nippon Shokubai Co., Ltd............................    104,700   7,485,570
     Nippon Steel & Sumitomo Metal Corp..................  2,142,693  42,732,268
     Nippon Yusen K.K....................................    771,300  14,874,887

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                    SHARES     VALUE>>
                                                   --------- ------------
      JAPAN -- (Continued)
      #   Nipro Corp..............................   136,100 $  1,662,856
          Nishi-Nippon Financial Holdings, Inc....    16,500      197,144
          Nissan Motor Co., Ltd................... 6,443,700   60,951,590
          Nisshin Seifun Group, Inc...............       700       13,717
          Nisshinbo Holdings, Inc.................   415,400    4,570,720
          NOK Corp................................   408,120    8,204,506
          Nomura Holdings, Inc.................... 8,295,202   39,330,899
          Nomura Real Estate Holdings, Inc........   470,500   10,269,972
          NSK, Ltd................................   656,700    7,172,330
      #   NTN Corp................................ 1,713,500    7,564,396
          Obayashi Corp........................... 1,393,682   14,550,273
          Oji Holdings Corp....................... 3,913,000   23,218,067
          ORIX Corp............................... 3,210,200   51,997,178
          Rengo Co., Ltd..........................   899,500    8,225,736
          Resona Holdings, Inc.................... 6,274,800   35,689,310
          Ricoh Co., Ltd.......................... 3,215,400   31,390,616
          Rohm Co., Ltd...........................     1,400      119,327
          Sankyo Co., Ltd.........................    82,100    3,235,323
          Sawai Pharmaceutical Co., Ltd...........     7,500      354,566
          SBI Holdings, Inc.......................   258,700    7,062,304
          Sega Sammy Holdings, Inc................   255,700    4,079,820
          Seino Holdings Co., Ltd.................   457,800    7,995,718
          Sekisui Chemical Co., Ltd...............    58,500    1,047,071
      #   Sekisui House, Ltd...................... 2,194,000   37,397,814
          Shimamura Co., Ltd......................    39,500    3,696,263
          Shimizu Corp............................   381,000    3,987,700
          Shinsei Bank, Ltd.......................   313,400    4,936,070
          Shizuoka Bank, Ltd. (The)...............   851,000    7,865,382
          Sojitz Corp............................. 3,788,800   13,755,914
          Sompo Holdings, Inc.....................   461,210   18,745,478
          Sumitomo Chemical Co., Ltd.............. 7,962,000   45,850,985
          Sumitomo Corp...........................   970,000   15,972,733
          Sumitomo Electric Industries, Ltd....... 3,161,100   48,627,645
          Sumitomo Forestry Co., Ltd..............   547,600    8,942,253
          Sumitomo Heavy Industries, Ltd..........   489,400   17,050,071
          Sumitomo Metal Mining Co., Ltd..........   225,700    8,113,187
          Sumitomo Mitsui Financial Group, Inc.... 2,854,200  113,276,719
          Sumitomo Mitsui Trust Holdings, Inc.....   405,243   16,096,936
          Sumitomo Osaka Cement Co., Ltd..........   167,000      796,281
          Sumitomo Rubber Industries, Ltd.........   713,600   11,826,898
          Suzuken Co., Ltd........................   113,000    4,948,337
          T&D Holdings, Inc....................... 1,299,300   19,414,232
          Taiheiyo Cement Corp....................   368,621   11,647,612
          Takashimaya Co., Ltd....................   866,634    7,258,061
          TDK Corp................................   188,100   20,152,446
          Teijin, Ltd.............................   808,190   15,094,648
          Toda Corp...............................   387,000    3,389,000
          Toho Holdings Co., Ltd..................    22,500      554,179
          Tokai Rika Co., Ltd.....................   165,500    3,437,297
          Tokio Marine Holdings, Inc..............   407,019   19,364,305
          Tokyo Broadcasting System Holdings, Inc.    56,000    1,161,480
          Tokyo Tatemono Co., Ltd.................   779,700   10,498,061
          Tokyu Fudosan Holdings Corp............. 1,964,300   13,352,210
          Toppan Printing Co., Ltd................ 1,404,000   10,802,778
          Toray Industries, Inc...................   456,800    3,540,114
          Tosoh Corp..............................   793,700   12,963,638
          Toyo Seikan Group Holdings, Ltd.........   503,949    9,293,261
          Toyoda Gosei Co., Ltd...................   275,200    6,983,125
          Toyota Industries Corp..................   218,000   12,339,496

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                      SHARES      VALUE>>
                                                     --------- --------------
   JAPAN -- (Continued)
       Toyota Motor Corp., Sponsored ADR............   286,409 $   37,760,163
       Toyota Motor Corp............................ 5,418,190    356,143,505
       Toyota Tsusho Corp...........................   823,900     28,163,485
       TS Tech Co., Ltd.............................    41,200      1,700,631
       TV Asahi Holdings Corp.......................    31,700        634,768
       Ube Industries, Ltd..........................   504,100     13,569,288
   *   Universal Entertainment Corp.................     3,700        120,902
       Wacoal Holdings Corp.........................    25,000        688,820
   #   Yamada Denki Co., Ltd........................ 2,456,700     12,185,556
   #   Yamaguchi Financial Group, Inc...............   399,348      4,525,542
       Yamato Kogyo Co., Ltd........................    16,500        514,570
       Yokohama Rubber Co., Ltd. (The)..............   487,300     10,437,794
       Zeon Corp....................................    89,600      1,015,121
                                                               --------------
   TOTAL JAPAN......................................            3,021,141,586
                                                               --------------
   NETHERLANDS -- (3.7%)
       ABN AMRO Group NV............................   840,755     23,268,700
       Aegon NV..................................... 6,557,478     43,227,170
   #   Aegon NV.....................................   414,630      2,715,826
       Akzo Nobel NV................................    33,168      3,063,427
       ArcelorMittal................................ 1,780,735     57,072,865
   #   ArcelorMittal................................   726,121     23,126,957
       ASR Nederland NV.............................    19,297        863,280
       Coca-Cola European Partners P.L.C............    24,638      1,017,136
       ING Groep NV, Sponsored ADR..................   921,132     14,065,686
       ING Groep NV................................. 5,655,087     86,447,896
   #   Koninklijke Ahold Delhaize NV, Sponsored ADR.   133,331      3,387,274
       Koninklijke Ahold Delhaize NV................ 5,195,538    132,125,966
   #   Koninklijke DSM NV...........................   673,447     71,775,902
       Koninklijke Philips NV.......................   269,435     11,828,074
       Koninklijke Philips NV.......................    32,443      1,421,652
   #   NN Group NV..................................   784,789     34,669,734
       Randstad NV..................................    60,984      3,859,560
                                                               --------------
   TOTAL NETHERLANDS................................              513,937,105
                                                               --------------
   NEW ZEALAND -- (0.2%)
       Air New Zealand, Ltd......................... 2,720,019      6,020,429
       Auckland International Airport, Ltd.......... 1,321,278      6,015,692
       EBOS Group, Ltd..............................    25,885        356,566
   #   Fletcher Building, Ltd....................... 1,637,344      7,846,353
   #   Fonterra Co-operative Group, Ltd.............   200,886        701,385
       SKYCITY Entertainment Group, Ltd.............   250,735        677,326
                                                               --------------
   TOTAL NEW ZEALAND................................               21,617,751
                                                               --------------
   NORWAY -- (0.8%)
       Aker ASA, Class A............................    35,437      2,768,250
       Austevoll Seafood ASA........................    90,175      1,313,359
       DNB ASA...................................... 1,238,839     24,946,185
       Equinor ASA..................................   679,770     18,035,800
       Norsk Hydro ASA.............................. 2,528,537     14,422,860
       Norsk Hydro ASA, Sponsored ADR...............    46,000        263,350
       SpareBank 1 SR-Bank ASA......................   312,470      3,470,695
       Storebrand ASA............................... 1,034,641      8,813,000
   #   Subsea 7 SA.................................. 1,264,805     18,315,795
       Yara International ASA.......................   346,564     15,280,731
                                                               --------------
   TOTAL NORWAY.....................................              107,630,025
                                                               --------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
PORTUGAL -- (0.0%)
    EDP Renovaveis SA....................................    541,158 $  5,589,472
                                                                     ------------
SINGAPORE -- (0.8%)
    CapitaLand, Ltd......................................  7,199,400   17,102,540
    City Developments, Ltd...............................  1,672,300   12,326,343
#   Frasers Property, Ltd................................    492,700      612,476
    Golden Agri-Resources, Ltd........................... 13,299,300    2,739,587
    Hongkong Land Holdings, Ltd..........................    695,900    5,067,591
    Hutchison Port Holdings Trust........................ 16,251,500    4,150,893
    Keppel Corp., Ltd....................................  4,293,700   21,704,173
    Olam International, Ltd..............................    220,300      361,304
    Sembcorp Industries, Ltd.............................  4,814,900    9,488,301
    Singapore Airlines, Ltd..............................  2,746,100   19,926,655
#   Singapore Press Holdings, Ltd........................    814,100    1,742,986
    United Industrial Corp., Ltd.........................  1,669,070    3,859,825
    UOL Group, Ltd.......................................  1,165,974    6,156,395
    Wilmar International, Ltd............................  3,619,600    8,336,106
                                                                     ------------
TOTAL SINGAPORE..........................................             113,575,175
                                                                     ------------
SOUTH AFRICA -- (0.1%)
*   Old Mutual, Ltd......................................  2,633,847    6,026,538
                                                                     ------------
SPAIN -- (2.6%)
    Banco de Sabadell SA................................. 18,523,466   30,837,216
#   Banco Santander SA................................... 37,339,499  209,777,592
#   Banco Santander SA, Sponsored ADR....................     70,430      393,704
    Bankia SA............................................  1,131,273    4,447,157
    Mapfre SA............................................     39,484      123,915
    Repsol SA............................................  5,466,679  108,431,403
                                                                     ------------
TOTAL SPAIN..............................................             354,010,987
                                                                     ------------
SWEDEN -- (2.5%)
#   BillerudKorsnas AB...................................    238,546    2,842,017
    Boliden AB...........................................  1,195,043   35,573,783
    Dometic Group AB.....................................     69,835      677,520
    Essity AB, Class A...................................      8,087      208,272
    Getinge AB, Class B..................................    255,437    2,746,097
#   Holmen AB, Class A...................................      5,562      124,478
    Holmen AB, Class B...................................    476,284   10,601,735
#   ICA Gruppen AB.......................................     95,336    3,160,846
#   Intrum AB............................................     27,251      733,182
    Millicom International Cellular SA...................    140,571    9,004,943
    Nordea Bank AB.......................................  6,524,513   69,341,605
    Pandox AB............................................     13,022      244,763
#   Skandinaviska Enskilda Banken AB, Class C............     28,685      316,230
    Skandinaviska Enskilda Banken AB, Class A............  4,352,124   46,524,629
    SSAB AB, Class A.....................................    546,342    2,695,040
    SSAB AB, Class B.....................................  1,359,160    5,394,291
#   Svenska Cellulosa AB SCA, Class A....................     63,918      674,609
    Svenska Cellulosa AB SCA, Class B....................  2,018,807   20,888,478
    Svenska Handelsbanken AB, Class A....................  3,408,980   42,109,464
#   Svenska Handelsbanken AB, Class B....................     32,806      413,136
    Swedbank AB, Class A.................................    215,043    5,085,187
    Tele2 AB, Class B....................................    569,249    7,638,380
#   Telefonaktiebolaget LM Ericsson, Class A.............     28,098      221,782
    Telefonaktiebolaget LM Ericsson, Class B.............  3,587,546   28,163,132
    Telia Co. AB.........................................  7,484,968   36,004,054

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                             SHARES       VALUE>>
                                                           ----------- --------------
SWEDEN -- (Continued)
     Trelleborg AB, Class B...............................     554,061 $   11,536,954
                                                                       --------------
TOTAL SWEDEN..............................................                342,924,607
                                                                       --------------
SWITZERLAND -- (7.3%)
     Adecco Group AG......................................     683,506     42,020,027
     Baloise Holding AG...................................     208,808     32,561,436
     Banque Cantonale Vaudoise............................       1,359      1,016,031
     Cie Financiere Richemont SA..........................     523,600     45,856,290
     Clariant AG..........................................   1,276,330     30,518,725
     Credit Suisse Group AG...............................   1,363,427     21,927,335
     Credit Suisse Group AG, Sponsored ADR................   1,052,790     16,907,807
#    Dufry AG.............................................     152,017     20,114,603
     Flughafen Zurich AG..................................      39,837      8,335,703
     Helvetia Holding AG..................................       2,332      1,378,271
     Julius Baer Group, Ltd...............................     636,003     34,890,882
     LafargeHolcim, Ltd...................................     853,272     43,511,941
     LafargeHolcim, Ltd...................................     375,078     19,130,267
     Lonza Group AG.......................................      16,770      5,162,096
     Novartis AG, Sponsored ADR...........................     440,411     36,950,483
     Novartis AG..........................................   2,614,766    219,435,628
#    Swatch Group AG (The)................................     139,269     62,335,490
     Swatch Group AG (The)................................     176,687     14,540,751
     Swiss Life Holding AG................................     104,266     37,387,554
     Swiss Prime Site AG..................................      42,797      3,922,023
     Swiss Re AG..........................................     522,525     47,906,796
#    Swisscom AG..........................................      43,471     20,409,440
     UBS Group AG.........................................   5,725,535     94,107,395
# *  UBS Group AG.........................................   1,062,611     17,448,073
     Vifor Pharma AG......................................      23,955      4,531,166
     Zurich Insurance Group AG............................     431,243    132,240,838
                                                                       --------------
TOTAL SWITZERLAND.........................................              1,014,547,051
                                                                       --------------
UNITED KINGDOM -- (14.8%)
#    Anglo American P.L.C.................................   5,924,428    134,104,317
     Antofagasta P.L.C....................................     156,105      2,050,141
     Aviva P.L.C..........................................   8,193,897     53,700,486
#    Barclays P.L.C., Sponsored ADR.......................   5,030,440     52,014,750
     Barclays P.L.C.......................................   1,696,161      4,314,701
     Barratt Developments P.L.C...........................   2,687,603     18,823,733
     BHP Billiton P.L.C...................................       6,454        148,531
#    BP P.L.C., Sponsored ADR.............................   7,847,784    353,856,581
     British American Tobacco P.L.C., Sponsored ADR.......     188,935     10,349,859
     British American Tobacco P.L.C.......................     354,784     19,503,274
     Glencore P.L.C.......................................  17,707,203     77,653,751
     HSBC Holdings P.L.C..................................  15,404,835    147,521,238
#    HSBC Holdings P.L.C., Sponsored ADR..................   2,730,577    132,214,538
     Investec P.L.C.......................................     164,899      1,193,698
     J Sainsbury P.L.C....................................   8,162,535     35,003,133
     John Wood Group P.L.C................................     545,639      4,655,262
     Kingfisher P.L.C.....................................   7,853,115     30,531,335
     Lloyds Banking Group P.L.C........................... 175,809,723    144,107,363
#    Lloyds Banking Group P.L.C., ADR.....................   1,479,223      4,911,020
     Mediclinic International P.L.C.......................     174,686      1,172,599
     Pearson P.L.C........................................     748,020      9,060,080
     Pearson P.L.C., Sponsored ADR........................   1,119,256     13,509,420
*    Quilter P.L.C........................................     561,830      1,140,803
*    Royal Bank of Scotland Group P.L.C...................   2,796,353      9,351,458
# *  Royal Bank of Scotland Group P.L.C., Sponsored ADR...     632,031      4,285,170

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                            SHARES       VALUE>>
                                                          ---------- ---------------
UNITED KINGDOM -- (Continued)
    Royal Dutch Shell P.L.C., Class A....................    122,471 $     4,196,699
    Royal Dutch Shell P.L.C., Sponsored ADR..............  2,785,024     190,412,065
#   Royal Dutch Shell P.L.C., Sponsored ADR..............  3,006,283     213,566,344
    Royal Mail P.L.C.....................................  2,891,617      17,790,817
    Shire P.L.C., ADR....................................     86,843      14,816,284
    Shire P.L.C..........................................    293,960      16,742,225
    Standard Chartered P.L.C.............................  4,366,765      39,376,588
    Standard Life Aberdeen P.L.C.........................  1,700,182       6,964,184
    Vodafone Group P.L.C................................. 58,351,986     142,551,598
    Vodafone Group P.L.C., Sponsored ADR.................  4,011,201      98,474,991
    Wm Morrison Supermarkets P.L.C.......................  8,697,888      29,823,976
    WPP P.L.C............................................     86,858       1,358,631
                                                                     ---------------
TOTAL UNITED KINGDOM.....................................              2,041,251,643
                                                                     ---------------
TOTAL COMMON STOCKS......................................             12,886,000,410
                                                                     ---------------
PREFERRED STOCKS -- (1.1%)
GERMANY -- (1.1%)
    Bayerische Motoren Werke AG..........................    101,052       8,367,975
    Porsche Automobil Holding SE.........................    298,549      20,193,923
    Volkswagen AG........................................    689,777     122,892,191
                                                                     ---------------
TOTAL GERMANY............................................                151,454,089
                                                                     ---------------
TOTAL INVESTMENT SECURITIES..............................             13,037,454,499
                                                                     ---------------

                                                                         VALUE+
                                                                     ---------------
SECURITIES LENDING COLLATERAL -- (5.7%)
@ (S) DFA Short Term Investment Fund..................... 68,691,837     794,833,243
                                                                     ---------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $12,185,943,563)^^.............................            $13,832,287,742
                                                                     ===============

ADR.   American Depositary Receipt
P.L.C. Public Limited Company
SA     Special Assessment
>> Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#      Total or Partial Securities on Loan.
*      Non-Income Producing Securities.
+      See Security Valuation Note within the Notes to Schedules of Investments.
@      Security purchased with cash proceeds from Securities on Loan.
(S)    Affiliated Fund.
^^     See Federal Tax Cost Note within the Notes to Schedules of Investments.

At July 31, 2018, The DFA International Value Series had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index.    784     09/21/18  $108,958,301 $110,430,320   $1,472,019
MSCI EAFA Index Future...    44      09/21/18     4,440,189    4,409,460      (30,729)
                                               ------------ ------------   ----------
TOTAL FUTURES CONTRACTS                        $113,398,490 $114,839,780   $1,441,290
                                               ============ ============   ==========

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                      LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                               --------------   --------------- ------- ---------------
Common Stocks
   Australia.................. $    4,382,401   $   737,552,284   --    $   741,934,685
   Austria....................             --         7,709,557   --          7,709,557
   Belgium....................             --       141,778,390   --        141,778,390
   Canada.....................  1,111,536,530                --   --      1,111,536,530
   Denmark....................             --       215,193,624   --        215,193,624
   Finland....................        708,791       140,814,138   --        141,522,929
   France.....................             --     1,286,867,433   --      1,286,867,433
   Germany....................     69,742,889       887,933,033   --        957,675,922
   Hong Kong..................             --       372,682,426   --        372,682,426
   Ireland....................      6,813,731        32,176,688   --         38,990,419
   Israel.....................             --        43,555,687   --         43,555,687
   Italy......................     33,703,069       217,065,045   --        250,768,114
   Japan......................     70,087,555     2,951,054,031   --      3,021,141,586
   Netherlands................     44,717,395       469,219,710   --        513,937,105
   New Zealand................             --        21,617,751   --         21,617,751
   Norway.....................        263,350       107,366,675   --        107,630,025
   Portugal...................             --         5,589,472   --          5,589,472
   Singapore..................             --       113,575,175   --        113,575,175
   South Africa...............             --         6,026,538   --          6,026,538
   Spain......................        393,704       353,617,283   --        354,010,987
   Sweden.....................             --       342,924,607   --        342,924,607
   Switzerland................     71,306,363       943,240,688   --      1,014,547,051
   United Kingdom.............  1,089,551,825       951,699,818   --      2,041,251,643
Preferred Stocks
   Germany....................             --       151,454,089   --        151,454,089
Securities Lending Collateral.             --       794,833,243   --        794,833,243
Futures Contracts**...........      1,441,290                --   --          1,441,290
                               --------------   ---------------   --    ---------------
TOTAL......................... $2,538,181,647   $11,295,547,385   --    $13,833,729,032
                               ==============   ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                       THE JAPANESE SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                          SHARES    VALUE>>
                                                          ------- -----------
  COMMON STOCKS -- (95.5%)
  CONSUMER DISCRETIONARY -- (18.9%)
  #    Adastria Co., Ltd................................. 210,740 $ 2,666,329
       Adventure, Inc....................................  19,600   1,467,121
       Aeon Fantasy Co., Ltd.............................  51,632   2,290,640
  # *  AGORA Hospitality Group Co., Ltd.................. 372,000     106,686
       Ahresty Corp...................................... 137,600   1,208,889
  #    Aigan Co., Ltd....................................  86,100     302,848
       Aisan Industry Co., Ltd........................... 252,500   2,303,609
  # *  Akebono Brake Industry Co., Ltd................... 773,400   1,919,110
       Alpen Co., Ltd.................................... 122,400   2,644,787
       Alpha Corp........................................  45,800     632,416
       Alpine Electronics, Inc........................... 277,500   6,190,062
       Amiyaki Tei Co., Ltd..............................  30,100   1,200,639
       Amuse, Inc........................................  85,298   2,447,810
  *    Anrakutei Co., Ltd................................   1,300      55,332
       AOI TYO Holdings, Inc............................. 109,931   1,396,138
       AOKI Holdings, Inc................................ 263,800   3,781,490
       Aoyama Trading Co., Ltd........................... 315,300  10,427,714
  #    Arata Corp........................................  86,900   4,688,367
       Arcland Sakamoto Co., Ltd......................... 216,400   3,029,922
       Arcland Service Holdings Co., Ltd................. 116,000   2,190,603
       Asahi Broadcasting Group Holdings Corp............  62,100     463,513
       Asahi Co., Ltd.................................... 127,600   1,575,148
       Asante, Inc.......................................  37,400     752,741
  #    Ashimori Industry Co., Ltd........................  30,899     693,334
       As-me ESTELLE Co., Ltd............................  12,600      90,652
  #    Asrapport Dining Co., Ltd......................... 105,600     522,176
  #    Asti Corp.........................................  20,800     454,093
  #    Atom Corp......................................... 682,300   6,208,205
       Atsugi Co., Ltd................................... 124,300   1,305,053
       Autobacs Seven Co., Ltd........................... 515,200   8,854,047
       Avex, Inc......................................... 268,300   3,683,164
  #    Baroque Japan, Ltd................................ 103,800     916,707
       Beauty Garage, Inc................................  14,000     275,635
       Beenos, Inc.......................................  58,100     895,359
       Belluna Co., Ltd.................................. 346,200   4,049,354
  #    Bookoff Corp......................................  68,800     485,143
       BRONCO BILLY Co., Ltd.............................  73,300   2,321,345
       Can Do Co., Ltd...................................  63,900     976,846
       Central Automotive Products, Ltd..................  81,500   1,330,577
       Central Sports Co., Ltd...........................  48,300   1,723,587
  #    Chikaranomoto Holdings Co., Ltd...................  18,100     211,913
       CHIMNEY Co., Ltd..................................  34,700     905,614
  #    Chiyoda Co., Ltd.................................. 121,900   2,530,391
  #    Chofu Seisakusho Co., Ltd......................... 137,100   2,939,371
       Chori Co., Ltd....................................  76,300   1,416,434
       Chuo Spring Co., Ltd..............................  20,000     700,789
  #    Clarion Co., Ltd.................................. 846,000   2,242,679
       Cleanup Corp...................................... 137,600     992,861
  #    Coco's Japan Co., Ltd.............................  52,100   1,091,143
  #    Colowide Co., Ltd................................. 417,700  10,571,388
       Corona Corp....................................... 103,100   1,182,847
  #    Create Restaurants Holdings, Inc.................. 319,900   3,846,237
  #    Cross Plus, Inc...................................   9,800      72,284
       D.A. Consortium Holdings, Inc..................... 185,300   4,480,460

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES   VALUE>>
                                                           ------- ----------
   CONSUMER DISCRETIONARY -- (Continued)
        Daido Metal Co., Ltd.............................. 233,800 $2,427,187
   #    Daidoh, Ltd....................................... 180,300    697,205
   #    Daikoku Denki Co., Ltd............................  61,200    968,753
        Daikyonishikawa Corp.............................. 268,700  3,993,037
        Dainichi Co., Ltd.................................  69,100    498,390
        Daisyo Corp.......................................  47,200    749,087
        Daiyu Lic Holdings Co., Ltd.......................  66,900    725,744
   #    DCM Holdings Co., Ltd............................. 724,900  6,492,810
   #    DD Holdings Co., Ltd..............................  34,200    911,563
        Descente, Ltd..................................... 286,100  5,440,813
        Doshisha Co., Ltd................................. 161,200  3,636,895
        Doutor Nichires Holdings Co., Ltd................. 221,186  4,167,563
   #    Dynic Corp........................................  42,200    395,204
        Eagle Industry Co., Ltd........................... 180,500  2,926,963
   #    EAT&Co, Ltd.......................................  33,800    547,135
   #    EDION Corp........................................ 482,400  4,822,442
   #    ES-Con Japan, Ltd................................. 264,600  1,734,185
        ESCRIT, Inc.......................................  56,500    407,262
        Exedy Corp........................................ 210,200  6,763,212
        FCC Co., Ltd...................................... 247,700  7,278,076
   #    Felissimo Corp....................................  20,000    243,134
   #    Fields Corp....................................... 107,400    967,556
   #    Fine Sinter Co., Ltd..............................  10,300    231,460
        First Juken Co., Ltd..............................  45,200    566,429
   #    First-corp, Inc...................................  55,000    557,724
        FJ Next Co., Ltd.................................. 122,400  1,117,892
        Foster Electric Co., Ltd.......................... 155,800  2,088,377
        France Bed Holdings Co., Ltd...................... 163,500  1,427,943
        F-Tech, Inc.......................................  97,900  1,211,052
        Fuji Co., Ltd..................................... 151,500  2,960,502
   #    Fuji Corp. (6163543)..............................  37,400    892,407
        Fuji Corp., Ltd................................... 187,600  1,553,130
   #    Fuji Kyuko Co., Ltd............................... 162,600  4,939,280
        Fujibo Holdings, Inc..............................  74,700  2,091,244
        Fujikura Rubber, Ltd.............................. 134,600    763,243
   #    Fujio Food System Co., Ltd........................  59,400  1,053,620
        Fujishoji Co., Ltd................................  56,600    595,665
   #    Fujita Kanko, Inc.................................  60,300  1,698,776
   #    Fujitsu General, Ltd.............................. 438,100  6,745,846
        FuKoKu Co., Ltd...................................  63,900    572,360
   # *  Funai Electric Co., Ltd........................... 145,300    821,242
   #    Furukawa Battery Co., Ltd. (The).................. 102,700    845,153
        Furyu Corp........................................  88,600    764,774
        Futaba Industrial Co., Ltd........................ 424,300  2,483,271
        Gakken Holdings Co., Ltd..........................  31,300  1,303,509
        Gakkyusha Co., Ltd................................  53,400    884,952
   #    Genki Sushi Co., Ltd..............................  39,200  1,173,440
   #    Geo Holdings Corp................................. 247,800  3,123,482
        Gfoot Co., Ltd....................................  92,500    658,861
   #    Global, Ltd. (The)................................  57,700    405,586
        GLOBERIDE, Inc....................................  68,999  2,273,955
   #    Gokurakuyu Holdings Co., Ltd......................  82,500    520,110
   #    Goldwin, Inc......................................  77,600  5,521,013
   #    Golf Digest Online, Inc...........................  71,800    620,932
        Gourmet Kineya Co., Ltd...........................  43,000    479,406
        Greens Co., Ltd...................................   4,600     62,493
        GSI Creos Corp....................................  39,100    553,527
        G-Tekt Corp....................................... 132,800  2,306,834
        Gunze, Ltd........................................ 119,500  7,103,601

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE>>
                                                         --------- ----------
  CONSUMER DISCRETIONARY -- (Continued)
       H2O Retailing Corp...............................   427,100 $6,838,889
       Hagihara Industries, Inc.........................    90,800  1,581,264
  #    Hakuyosha Co., Ltd...............................    13,600    383,480
  #    Hamee Corp.......................................    44,900    581,620
       Handsman Co., Ltd................................    37,500    435,784
       Happinet Corp....................................   114,000  1,578,660
  #    Harada Industry Co., Ltd.........................    66,200    486,833
       Hard Off Corp. Co., Ltd..........................    62,400    564,849
       Haruyama Holdings, Inc...........................    56,500    519,945
  #    Heian Ceremony Service Co., Ltd..................     8,300     69,731
       Heiwa Corp.......................................   283,100  6,350,264
       Hiday Hidaka Corp................................   153,687  3,274,609
       HI-LEX Corp......................................    97,600  2,427,070
  #    Himaraya Co., Ltd................................    35,900    335,680
       Hinokiya Group Co., Ltd..........................    44,500  1,246,722
  #    Hiramatsu, Inc...................................   276,200  1,199,196
       HIS Co., Ltd.....................................   297,700  9,003,460
       H-One Co., Ltd...................................   134,400  1,542,102
       Honeys Holdings Co., Ltd.........................   134,940  1,269,736
  #    Hoosiers Holdings................................   352,200  2,423,724
  #    Hotland Co., Ltd.................................    73,300    813,354
  #    House Do Co., Ltd................................    55,700  1,250,259
  #    HUB Co., Ltd.....................................    35,400    331,922
       I K K, Inc.......................................    68,000    511,564
  #    I.K Co., Ltd.....................................    41,700    797,610
  #    IBJ, Inc.........................................   146,000    861,428
       Ichibanya Co., Ltd...............................   103,558  4,431,221
       Ichikoh Industries, Ltd..........................   244,500  3,249,413
  #    IDOM, Inc........................................   520,600  1,900,804
       IJT Technology Holdings Co., Ltd.................   160,380  1,208,132
  #    Imagica Robot Holdings, Inc......................   117,200    976,051
       Imasen Electric Industrial.......................   127,000  1,318,232
       Intage Holdings, Inc.............................   243,700  2,531,636
  # *  Izutsuya Co., Ltd................................    61,699    182,931
       Janome Sewing Machine Co., Ltd...................   127,600    806,546
       Japan Best Rescue System Co., Ltd................   132,900  1,036,541
       Japan Wool Textile Co., Ltd. (The)...............   377,400  3,310,833
  #    JINS, Inc........................................    96,800  5,462,152
  #    Joban Kosan Co., Ltd.............................    41,199    689,227
  #    Jolly - Pasta Co., Ltd...........................    22,600    349,679
       Joshin Denki Co., Ltd............................   133,200  4,039,377
       Joyful Honda Co., Ltd............................    15,800    239,956
       JP-Holdings, Inc.................................   374,800  1,201,946
       JVC Kenwood Corp................................. 1,000,930  2,808,821
  *    Kadokawa Dwango..................................   379,733  4,042,586
       Kasai Kogyo Co., Ltd.............................   184,700  2,311,579
       Kawai Musical Instruments Manufacturing Co., Ltd.    44,800  1,919,190
       Keihin Corp......................................   296,300  6,117,542
  #    Keiyo Co., Ltd...................................   251,100  1,208,078
       KFC Holdings Japan, Ltd..........................   100,200  1,782,695
       King Co., Ltd....................................    44,900    201,560
  *    Kintetsu Department Store Co., Ltd...............    56,100  2,001,332
  #    Ki-Star Real Estate Co., Ltd.....................    56,800  1,400,024
  *    KNT-CT Holdings Co., Ltd.........................    89,800  1,201,806
       Kohnan Shoji Co., Ltd............................   179,800  3,930,572
  *    Kojima Co., Ltd..................................   224,900  1,080,720
       Komatsu Seiren Co., Ltd..........................   226,400  1,925,856
       KOMEDA Holdings Co., Ltd.........................   336,400  6,462,935
       Komehyo Co., Ltd.................................    52,500    898,370

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
  CONSUMER DISCRETIONARY -- (Continued)
       Komeri Co., Ltd...................................   217,900 $5,198,056
       Konaka Co., Ltd...................................   190,306    886,384
       Koshidaka Holdings Co., Ltd.......................   324,800  3,744,823
  #    Kourakuen Holdings Corp...........................    76,400  1,105,794
       KU Holdings Co., Ltd..............................   130,900  1,102,505
       Kura Corp.........................................    77,300  4,665,846
       Kurabo Industries, Ltd............................ 1,299,000  4,064,306
       Kushikatsu Tanaka Holdings Co.....................    23,000    645,004
       KYB Corp..........................................   144,300  6,779,573
  #    Kyoritsu Maintenance Co., Ltd.....................   141,662  7,033,697
  #    Kyoto Kimono Yuzen Co., Ltd.......................    17,400     88,286
  # *  Laox Co., Ltd.....................................   206,900    756,449
  #    LEC, Inc..........................................    86,100  3,694,668
       LIFULL Co., Ltd...................................   392,300  2,464,378
  *    LIKE Kidsnext Co., Ltd............................    41,500    452,445
  # *  Litalico, Inc.....................................    42,600    669,070
  #    Look Holdings, Inc................................    45,600    559,851
       Macromill, Inc....................................    63,700  1,498,391
  #    Mamiya-Op Co., Ltd................................    32,700    307,138
       Mars Engineering Corp.............................    86,800  1,882,602
  # *  Maruzen CHI Holdings Co., Ltd.....................   108,000    358,432
  #    Matsuya Co., Ltd..................................   174,800  2,174,271
       Matsuya Foods Co., Ltd............................    66,700  2,202,338
  #    Meiko Network Japan Co., Ltd......................   137,500  1,390,475
       Meiwa Estate Co., Ltd.............................    80,000    490,397
       Mikuni Corp.......................................   159,200    886,096
       Misawa Homes Co., Ltd.............................   158,400  1,385,986
       Mitsuba Corp......................................   233,290  2,014,669
       Mitsui Home Co., Ltd..............................   197,000  1,366,354
       Mizuno Corp.......................................   130,100  4,276,074
       Monogatari Corp. (The)............................    39,900  3,678,096
       Morito Co., Ltd...................................   103,700    868,861
       MrMax Holdings, Ltd...............................   176,100  1,013,799
       Murakami Corp.....................................    28,700    782,850
       Musashi Seimitsu Industry Co., Ltd................   155,800  5,303,723
       Nafco Co., Ltd....................................    47,500    778,970
       Nagawa Co., Ltd...................................    37,800  1,556,630
  *    Naigai Co., Ltd...................................    21,500    101,953
  #    Nakayamafuku Co., Ltd.............................    61,200    392,191
  #    Nextage Co., Ltd..................................   255,100  1,877,716
       NHK Spring Co., Ltd...............................    83,600    836,191
       Nice Holdings, Inc................................    49,500    592,887
       Nichirin Co., Ltd.................................    64,060  1,392,463
       Nihon Eslead Corp.................................    55,700    873,805
  #    Nihon House Holdings Co., Ltd.....................   310,200  1,629,745
       Nihon Plast Co., Ltd..............................   117,200  1,084,639
       Nihon Tokushu Toryo Co., Ltd......................    87,400  1,816,276
       Nikki Co., Ltd....................................     2,100     45,176
  #    Nippon Felt Co., Ltd..............................    80,200    372,470
       Nippon Piston Ring Co., Ltd.......................    48,600    956,797
       Nippon Seiki Co., Ltd.............................   308,000  6,462,749
  #    Nippon View Hotel Co., Ltd........................    41,400    516,970
       Nishikawa Rubber Co., Ltd.........................    28,100    592,027
  #    Nishimatsuya Chain Co., Ltd.......................   331,700  3,582,742
       Nissan Shatai Co., Ltd............................   533,700  5,024,637
       Nissan Tokyo Sales Holdings Co., Ltd..............   170,000    525,654
  #    Nissei Build Kogyo Co., Ltd.......................   233,000  2,480,021
       Nissin Kogyo Co., Ltd.............................   285,500  4,893,175
       Nittan Valve Co., Ltd.............................   117,800    375,769

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
  CONSUMER DISCRETIONARY -- (Continued)
       Nojima Corp.......................................   216,300 $4,443,635
       Ohashi Technica, Inc..............................    63,600  1,004,639
       Ohsho Food Service Corp...........................    94,800  5,630,539
  #    Omikenshi Co., Ltd................................   322,000    265,830
       Onward Holdings Co., Ltd..........................   847,200  5,769,390
       Ootoya Holdings Co., Ltd..........................    37,600    742,732
  # *  Open Door, Inc....................................    76,200  1,462,343
  #    OPT Holding, Inc..................................   117,500  2,569,575
  #    Otsuka Kagu, Ltd..................................    82,500    278,602
       Ozu Corp..........................................    23,000    420,935
       Pacific Industrial Co., Ltd.......................   327,600  5,372,237
       PAL GROUP Holdings Co., Ltd.......................    91,200  2,149,772
       PALTAC Corp.......................................    37,934  2,005,138
  #    PAPYLESS Co., Ltd.................................    37,700    656,121
       Parco Co., Ltd....................................   144,400  1,638,499
       Paris Miki Holdings, Inc..........................   177,200    789,161
  #    PC Depot Corp.....................................     8,081     39,207
       People Co., Ltd...................................    19,600    239,418
  #    Pepper Food Service Co., Ltd......................    92,300  3,382,179
  #    PIA Corp..........................................    36,900  1,817,834
       Piolax, Inc.......................................   198,700  4,828,984
  # *  Pioneer Corp...................................... 2,489,100  3,387,907
  #    Plenus Co., Ltd...................................   151,200  2,444,559
       Press Kogyo Co., Ltd..............................   623,200  3,938,421
       Pressance Corp....................................   254,100  3,867,760
       Proto Corp........................................    88,400  1,087,569
  #    Raccoon Co., Ltd..................................    88,800    402,504
       Regal Corp........................................     1,500     38,466
       Renaissance, Inc..................................    84,500  1,824,958
  # *  Renown, Inc.......................................   366,700    454,189
  #    Resol Holdings Co., Ltd...........................    16,799    654,145
       Resorttrust, Inc..................................   201,200  3,690,461
       Rhythm Watch Co., Ltd.............................    55,900  1,047,936
  #    Riberesute Corp...................................    60,400    506,595
       Ride On Express Holdings Co., Ltd.................    62,200    955,944
  #    Right On Co., Ltd.................................   119,625  1,169,180
       Riken Corp........................................    66,600  3,648,447
  #    Ringer Hut Co., Ltd...............................   172,000  3,685,418
  #    Riso Kyoiku Co., Ltd..............................   255,300  1,987,275
       Round One Corp....................................   501,400  7,465,898
  #    Royal Holdings Co., Ltd...........................   208,300  5,509,623
  *    Royal Hotel, Ltd. (The)...........................     2,100     35,351
  # *  RVH, Inc..........................................    85,200    247,288
       Sac's Bar Holdings, Inc...........................   139,850  1,216,586
  #    Saizeriya Co., Ltd................................   209,900  4,349,778
       Sakai Ovex Co., Ltd...............................    35,499    814,415
       San Holdings, Inc.................................    30,300    662,075
  # *  Sanden Holdings Corp..............................   150,400  1,997,094
       Sanei Architecture Planning Co., Ltd..............    71,100  1,260,885
       Sangetsu Corp.....................................   353,150  6,789,287
       Sankyo Seiko Co., Ltd.............................   228,600    986,780
       Sanoh Industrial Co., Ltd.........................   178,400  1,163,931
       Sanyei Corp.......................................     4,300    155,819
       Sanyo Electric Railway Co., Ltd...................   120,498  2,979,506
       Sanyo Housing Nagoya Co., Ltd.....................    76,700    831,414
  #    Sanyo Shokai, Ltd.................................    96,199  1,753,823
       Scroll Corp.......................................   230,500  1,200,078
  #    Seiko Holdings Corp...............................   206,281  4,537,795
       Seiren Co., Ltd...................................   343,900  6,173,687

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE>>
                                                         --------- ----------
   CONSUMER DISCRETIONARY -- (Continued)
   # *  Senshukai Co., Ltd..............................   230,700 $1,088,098
        Septeni Holdings Co., Ltd.......................   207,700    335,128
        SFP Holdings Co., Ltd...........................    74,500  1,238,934
   #    Shidax Corp.....................................   152,000    556,643
   #    Shikibo, Ltd....................................    77,900    921,499
        Shimachu Co., Ltd...............................   282,300  8,971,346
        Shimojima Co., Ltd..............................    31,900    319,151
   #    Shobunsha Publications, Inc.....................   258,500  1,703,300
   #    Shoei Co., Ltd..................................    88,000  3,766,206
        Showa Corp......................................   377,300  6,345,759
        SKY Perfect JSAT Holdings, Inc.................. 1,001,200  4,780,493
        SNT Corp........................................   214,300    848,210
        Soft99 Corp.....................................    81,800    847,202
   #    Sotoh Co., Ltd..................................    41,400    377,210
        SPK Corp........................................    22,200    535,904
        SRS Holdings Co., Ltd...........................    23,400    210,270
        St Marc Holdings Co., Ltd.......................   117,000  2,848,711
        Starts Corp., Inc...............................   230,000  5,334,253
        Step Co., Ltd...................................    59,400    859,230
        Studio Alice Co., Ltd...........................    68,100  1,571,473
   #    Suminoe Textile Co., Ltd........................    37,900  1,051,314
        Sumitomo Riko Co., Ltd..........................   274,000  3,062,911
        Suncall Corp....................................   113,000    717,993
        Sushiro Global Holdings, Ltd....................    38,200  2,124,498
   #    Syuppin Co., Ltd................................   157,200  2,578,950
        T RAD Co., Ltd..................................    51,200  1,486,883
        Tachikawa Corp..................................    72,400    886,802
        Tachi-S Co., Ltd................................   224,140  3,763,433
        Taiho Kogyo Co., Ltd............................   119,300  1,341,639
   #    Take And Give Needs Co., Ltd....................    67,570  1,007,646
        Takihyo Co., Ltd................................    32,200    677,150
   #    Tama Home Co., Ltd..............................   121,800  1,156,582
        Tamron Co., Ltd.................................   126,400  2,380,645
        Tbk Co., Ltd....................................   145,400    666,713
        Tear Corp.......................................    63,400    595,039
   #    Tenpos Holdings Co., Ltd........................    34,500    671,440
        T-Gaia Corp.....................................   146,200  3,536,595
        Tigers Polymer Corp.............................    86,000    596,640
        Toa Corp. (6894434).............................   168,100  1,728,254
   #    Toabo Corp......................................    54,799    272,938
        Toei Animation Co., Ltd.........................    87,800  3,152,042
        Toei Co., Ltd...................................    46,900  4,919,596
        Tohokushinsha Film Corp.........................    58,100    377,975
        Tokai Rika Co., Ltd.............................   379,000  7,871,515
        Token Corp......................................    53,850  4,151,982
   # *  Tokyo Base Co., Ltd.............................   154,700    864,471
        Tokyo Dome Corp.................................   628,300  5,264,017
   #    Tokyo Individualized Educational Institute, Inc.   121,000  1,277,526
        Tokyo Radiator Manufacturing Co., Ltd...........    24,300    204,248
   #    Tokyotokeiba Co., Ltd...........................   107,300  4,347,082
   #    Tokyu Recreation Co., Ltd.......................    20,400    882,160
        Tomy Co., Ltd...................................   611,893  5,077,555
        Topre Corp......................................   242,200  6,374,128
        Toridoll Holdings Corp..........................   162,800  3,618,584
   #    Torikizoku Co., Ltd.............................    54,600  1,190,226
        Tosho Co., Ltd..................................   112,200  4,007,714
   #    Tow Co., Ltd....................................   119,000    860,091
        Toyo Tire & Rubber Co., Ltd.....................   583,200  9,221,107
        TPR Co., Ltd....................................   164,700  4,183,819

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- ------------
  CONSUMER DISCRETIONARY -- (Continued)
       TS Tech Co., Ltd..................................  19,900 $    821,421
       TSI Holdings Co., Ltd............................. 522,195    3,728,557
  #    Tsukada Global Holdings, Inc...................... 114,200      653,313
       Tsukamoto Corp. Co., Ltd..........................  19,000      207,991
       Tsutsumi Jewelry Co., Ltd.........................  57,100      988,337
       TV Asahi Holdings Corp............................ 109,300    2,188,649
       Tv Tokyo Holdings Corp............................ 104,500    2,915,855
       Ukai Co., Ltd.....................................   5,900      232,851
       Umenohana Co., Ltd................................  16,800      411,045
       Unipres Corp...................................... 276,800    5,626,889
       United Arrows, Ltd................................ 163,600    6,365,232
  *    Unitika, Ltd...................................... 431,400    2,589,858
  # *  U-Shin, Ltd....................................... 145,700      964,553
       ValueCommerce Co., Ltd............................ 124,900    2,153,138
  #    Vector, Inc....................................... 186,900    4,051,168
  *    Vega Corp. Co., Ltd...............................   1,700       25,235
  # *  VIA Holdings, Inc................................. 146,500      977,182
  #    Village Vanguard Co., Ltd.........................  40,600      367,239
  # *  Visionary Holdings Co., Ltd....................... 637,300      705,892
  #    VT Holdings Co., Ltd.............................. 590,100    3,003,594
       Wacoal Holdings Corp.............................. 364,700   10,048,511
       Waseda Academy Co., Ltd...........................  10,900      216,292
  #    WATAMI Co., Ltd................................... 167,200    2,015,319
  #    Watts Co., Ltd....................................  62,400      611,058
       Weds Co., Ltd.....................................  10,300       67,820
       Workman Co., Ltd..................................  28,600    1,281,761
       Wowow, Inc........................................  44,300    1,343,310
       Xebio Holdings Co., Ltd........................... 202,000    3,011,233
       Yachiyo Industry Co., Ltd.........................  52,900      607,328
       Yagi & Co., Ltd...................................  16,800      283,123
       Yamato International, Inc......................... 115,800      626,514
  #    Yasunaga Corp.....................................  53,900      960,216
       Yellow Hat, Ltd................................... 115,700    3,346,778
       Yomiuri Land Co., Ltd.............................  26,300    1,126,829
       Yondoshi Holdings, Inc............................ 129,420    2,928,893
       Yorozu Corp....................................... 147,300    2,347,787
  #    Yoshinoya Holdings Co., Ltd....................... 165,000    2,791,743
       Yossix Co., Ltd...................................  26,300      754,745
  #    Yume No Machi Souzou Iinkai Co., Ltd.............. 162,700    3,736,324
       Yutaka Giken Co., Ltd.............................   8,500      207,452
       Zenrin Co., Ltd................................... 254,350    6,962,093
  #    Zojirushi Corp.................................... 287,200    3,701,673
                                                                  ------------
  TOTAL CONSUMER DISCRETIONARY...........................          834,933,688
                                                                  ------------
  CONSUMER STAPLES -- (7.4%)
  #    Aeon Hokkaido Corp................................ 261,700    1,884,938
       AFC-HD AMS Life Science Co., Ltd..................  48,200      316,887
       Albis Co., Ltd....................................  41,500    1,166,582
       Aohata Corp.......................................   1,100       25,698
       Arcs Co., Ltd..................................... 289,400    7,245,879
       Ariake Japan Co., Ltd.............................   4,400      377,564
       Artnature, Inc.................................... 149,400    1,046,670
       Axial Retailing, Inc.............................. 112,700    4,125,443
       Belc Co., Ltd.....................................  77,500    3,724,178
  #    Bourbon Corp......................................  45,600    1,076,505
       Bull-Dog Sauce Co., Ltd...........................   1,500       29,243
       Cawachi, Ltd...................................... 116,600    2,288,949
       C'BON COSMETICS Co., Ltd..........................   6,100      154,090
       Chubu Shiryo Co., Ltd............................. 180,300    2,619,329

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
       CONSUMER STAPLES -- (Continued)
       Chuo Gyorui Co., Ltd..............................   9,800 $   247,671
       Ci:z Holdings Co., Ltd............................  51,400   2,280,803
       cocokara fine, Inc................................ 132,460   7,773,840
   #   Como Co., Ltd.....................................   2,000      44,075
       Cota Co., Ltd.....................................  69,465     899,167
       Create SD Holdings Co., Ltd....................... 192,200   4,780,345
       Daikokutenbussan Co., Ltd.........................  41,900   1,857,803
       Delica Foods Holdings Co., Ltd....................  29,000     397,030
       DyDo Group Holdings, Inc..........................  65,800   3,619,899
   #   Earth Corp........................................  95,500   4,821,616
       Ebara Foods Industry, Inc.........................  22,200     467,249
       Eco's Co., Ltd....................................  61,300     966,316
       Ensuiko Sugar Refining Co., Ltd...................  86,200     199,972
       Feed One Co., Ltd................................. 949,940   1,894,165
   *   First Baking Co., Ltd.............................  12,000     124,597
       Fuji Oil Holdings, Inc............................  65,800   2,166,339
       Fujicco Co., Ltd.................................. 153,100   3,355,153
       Fujiya Co., Ltd...................................  48,200   1,024,962
       G-7 Holdings, Inc.................................  42,400   1,057,640
       Genky DrugStores Co., Ltd.........................  46,800   1,622,548
   #   HABA Laboratories, Inc............................  17,300   1,643,329
       Hagoromo Foods Corp...............................  39,000     476,818
       Halows Co., Ltd...................................  55,900   1,290,376
       Hayashikane Sangyo Co., Ltd.......................  29,400     193,068
       Heiwado Co., Ltd.................................. 211,300   5,408,853
   #   Hokkaido Coca-Cola Bottling Co., Ltd..............  17,999     610,972
       Hokuryo Co. Ltd/Hokkaido..........................  14,900     117,380
       Hokuto Corp....................................... 178,600   3,177,447
       Ichimasa Kamaboko Co., Ltd........................  32,800     392,910
       Imuraya Group Co., Ltd............................  54,000   1,735,258
       Inageya Co., Ltd.................................. 175,800   2,859,993
       Itochu-Shokuhin Co., Ltd..........................  32,700   1,768,417
       Iwatsuka Confectionery Co., Ltd...................   4,000     177,366
   #   Japan Meat Co., Ltd...............................  68,400   1,291,205
       J-Oil Mills, Inc..................................  76,300   2,602,769
       Kadoya Sesame Mills, Inc..........................  14,100     745,215
       Kakiyasu Honten Co., Ltd..........................  62,700   1,478,463
       Kameda Seika Co., Ltd.............................  89,100   4,555,644
       Kaneko Seeds Co., Ltd.............................  38,600     558,279
       Kanemi Co., Ltd...................................   5,400     144,942
       Kansai Super Market, Ltd..........................  70,800     752,744
       Kato Sangyo Co., Ltd.............................. 167,300   5,681,335
   #   Kenko Mayonnaise Co., Ltd.........................  92,900   2,850,721
       Key Coffee, Inc................................... 134,900   2,586,089
       Kirindo Holdings Co., Ltd.........................  54,500   1,109,411
   #   Kitanotatsujin Corp............................... 473,300   2,668,374
   #   Kobe Bussan Co., Ltd..............................  98,300   4,858,005
       Kotobuki Spirits Co., Ltd......................... 138,100   6,456,882
       Kusuri no Aoki Holdings Co., Ltd..................  56,800   4,169,430
   #   Kyokuyo Co., Ltd..................................  69,399   2,165,075
   #   Lacto Japan Co., Ltd..............................  21,200   1,225,027
       Life Corp......................................... 157,800   3,768,644
       Mandom Corp....................................... 175,300   5,479,003
       Marudai Food Co., Ltd............................. 776,000   3,315,359
       Maruha Nichiro Corp............................... 274,907  10,227,575
   #   Maxvalu Nishinihon Co., Ltd.......................  21,500     341,469
   #   Maxvalu Tokai Co., Ltd............................  49,300   1,080,940
       Medical System Network Co., Ltd................... 153,100     625,193
       Megmilk Snow Brand Co., Ltd....................... 358,200   8,937,556

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THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
    CONSUMER STAPLES -- (Continued)
    Meito Sangyo Co., Ltd................................    61,300 $   974,337
    Milbon Co., Ltd......................................   169,252   8,360,087
    Ministop Co., Ltd....................................   120,100   2,274,938
    Mitsubishi Shokuhin Co., Ltd.........................   104,200   2,791,965
    Mitsui Sugar Co., Ltd................................   112,170   3,404,847
    Miyoshi Oil & Fat Co., Ltd...........................    50,700     626,196
    Morinaga Milk Industry Co., Ltd......................   262,300   8,648,184
#   Morozoff, Ltd........................................    20,100   1,209,838
    Nagatanien Holdings Co., Ltd.........................   161,000   2,177,178
    Nakamuraya Co., Ltd..................................    27,600   1,225,480
    Natori Co., Ltd......................................    65,500   1,084,536
    Nichimo Co., Ltd.....................................    17,000     261,604
    Nihon Chouzai Co., Ltd...............................    53,260   1,415,588
    Niitaka Co., Ltd.....................................     2,860      45,686
    Nippon Beet Sugar Manufacturing Co., Ltd.............    83,000   1,742,557
#   Nippon Flour Mills Co., Ltd..........................   355,900   6,020,549
    Nippon Suisan Kaisha, Ltd............................ 2,060,000  10,131,893
    Nisshin Oillio Group, Ltd. (The).....................   185,000   5,145,233
    Nissin Sugar Co., Ltd................................   112,100   2,183,429
    Nitto Fuji Flour Milling Co., Ltd....................     6,800     316,131
    Noevir Holdings Co., Ltd.............................    30,500   2,006,787
    Oenon Holdings, Inc..................................   444,900   1,816,769
    OIE Sangyo Co., Ltd..................................    20,900     274,334
    Okuwa Co., Ltd.......................................   170,000   1,710,056
#   Olympic Group Corp...................................    72,300     585,045
#   OUG Holdings, Inc....................................    17,400     437,500
    Pickles Corp.........................................    21,600     429,486
#   Plant Co., Ltd.......................................    25,400     307,251
    Prima Meat Packers, Ltd.............................. 1,007,000   5,063,204
    Qol Co., Ltd.........................................   160,700   2,647,237
#   Retail Partners Co., Ltd.............................   109,600   1,501,610
    Riken Vitamin Co., Ltd...............................    74,900   2,847,155
    Rock Field Co., Ltd..................................   154,700   2,546,869
#   Rokko Butter Co., Ltd................................    96,900   2,013,151
#   S Foods, Inc.........................................   125,362   4,931,665
    S&B Foods, Inc.......................................    17,999   1,629,178
#   Sagami Rubber Industries Co., Ltd....................    60,000   1,369,651
    San-A Co., Ltd.......................................   130,400   5,996,111
    Sapporo Holdings, Ltd................................   449,700  10,877,568
    Satudora Holdings Co., Ltd...........................     1,300      24,809
    Shinobu Foods Products Co., Ltd......................     1,600      11,311
#   Shoei Foods Corp.....................................    86,100   2,983,462
    Showa Sangyo Co., Ltd................................   149,400   3,938,583
    Sogo Medical Co., Ltd................................   132,000   2,603,187
    Starzen Co., Ltd.....................................    54,500   2,905,616
    Takara Holdings, Inc.................................   329,500   3,849,870
    Tobu Store Co., Ltd..................................    19,000     566,314
#   Toho Co., Ltd........................................    54,700   1,134,143
    Tohto Suisan Co., Ltd................................    18,099     327,417
    Torigoe Co., Ltd. (The)..............................   102,200     918,577
    Toyo Sugar Refining Co., Ltd.........................    15,700     179,078
#   Transaction Co., Ltd.................................   103,300     815,065
    United Super Markets Holdings, Inc...................   378,400   4,350,904
    Uoriki Co., Ltd......................................    33,600     451,484
    Valor Holdings Co., Ltd..............................   266,100   5,711,160
    Warabeya Nichiyo Holdings Co., Ltd...................   102,260   2,098,023
    Watahan & Co., Ltd...................................    47,400   1,300,685
    Yaizu Suisankagaku Industry Co., Ltd.................    51,000     556,874
#   Yakuodo Co., Ltd.....................................    78,600   2,702,490

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CONTINUED


                                                          SHARES     VALUE>>
                                                         --------- ------------
 CONSUMER STAPLES -- (Continued)
 #    YA-MAN, Ltd.......................................   215,100 $  3,423,955
      Yamatane Corp.....................................    70,100    1,295,842
      Yamaya Corp.......................................    28,200      736,295
      Yamazawa Co., Ltd.................................     6,600      110,141
      Yaoko Co., Ltd....................................   120,700    6,250,232
      Yokohama Reito Co., Ltd...........................   274,200    2,464,925
      Yomeishu Seizo Co., Ltd...........................    49,800    1,100,440
      Yuasa Funashoku Co., Ltd..........................    13,000      407,781
      Yutaka Foods Corp.................................     3,900       70,945
                                                                   ------------
 TOTAL CONSUMER STAPLES.................................            327,531,172
                                                                   ------------
 ENERGY -- (0.8%)
 #    BP Castrol K.K....................................    53,100      772,476
      Fuji Kosan Co., Ltd...............................    33,100      193,687
      Fuji Oil Co., Ltd.................................   365,900    1,382,969
      Itochu Enex Co., Ltd..............................   342,100    3,329,950
      Japan Oil Transportation Co., Ltd.................    14,500      411,586
      Japan Petroleum Exploration Co., Ltd..............   256,100    6,067,156
      Mitsuuroko Group Holdings Co., Ltd................   194,800    1,491,197
      Modec, Inc........................................   144,700    4,043,436
      Nippon Coke & Engineering Co., Ltd................ 1,214,500    1,284,085
 #    Sala Corp.........................................   345,200    2,182,815
      San-Ai Oil Co., Ltd...............................   379,900    4,875,936
      Shinko Plantech Co., Ltd..........................   293,300    2,768,191
      Sinanen Holdings Co., Ltd.........................    55,300    1,370,988
      Toa Oil Co., Ltd..................................   501,000    1,068,278
      Toyo Kanetsu K.K..................................    59,200    2,025,855
                                                                   ------------
 TOTAL ENERGY...........................................             33,268,605
                                                                   ------------
 FINANCIALS -- (8.5%)
      77 Bank, Ltd. (The)...............................   496,152   11,949,473
      Advance Create Co., Ltd...........................    42,500      862,249
      Aichi Bank, Ltd. (The)............................    63,200    2,966,533
 # *  Aiful Corp........................................ 1,484,400    4,745,576
      Aizawa Securities Co., Ltd........................   244,100    1,625,326
 #    Akatsuki Corp.....................................   109,000      412,021
      Akita Bank, Ltd. (The)............................   117,340    3,163,914
      Anicom Holdings, Inc..............................   124,800    5,275,664
 #    Aomori Bank, Ltd. (The)...........................   138,400    4,241,682
      Asax Co., Ltd.....................................     9,300       53,385
      Awa Bank, Ltd. (The).............................. 1,318,000    8,515,799
      Bank of Iwate, Ltd. (The).........................   113,600    4,843,184
      Bank of Kochi, Ltd. (The).........................    45,700      482,938
 #    Bank of Nagoya, Ltd. (The)........................    98,330    3,588,596
      Bank of Okinawa, Ltd. (The).......................   152,460    6,015,380
      Bank of Saga, Ltd. (The)..........................   107,900    2,524,317
      Bank of the Ryukyus, Ltd..........................   227,380    3,606,387
 #    Bank of Toyama, Ltd. (The)........................    12,100      475,232
      Chiba Kogyo Bank, Ltd. (The)......................   379,700    1,710,754
      Chugoku Bank, Ltd. (The)..........................   453,700    4,813,498
 #    Chukyo Bank, Ltd. (The)...........................    79,800    1,657,384
      Daishi Bank, Ltd. (The)...........................   215,000    9,124,169
      Daito Bank, Ltd. (The)............................    87,300      976,167
      Dream Incubator, Inc..............................     1,400       28,364
      DSB Co., Ltd......................................    61,300      313,649
      eGuarantee, Inc...................................    98,400    2,146,888
      Ehime Bank, Ltd. (The)............................   227,400    2,622,277
      Eighteenth Bank, Ltd. (The)....................... 1,048,000    2,827,389

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CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
    FINANCIALS -- (Continued)
    Entrust, Inc.........................................    48,900 $   266,389
    FIDEA Holdings Co., Ltd.............................. 1,311,000   2,054,902
    Financial Products Group Co., Ltd....................   474,200   5,753,594
#   First Bank of Toyama, Ltd. (The).....................   243,300   1,072,841
#   First Brothers Co., Ltd..............................    43,200     518,434
    Fukui Bank, Ltd. (The)...............................   161,500   3,705,308
*   Fukushima Bank, Ltd. (The)...........................   190,600   1,161,973
    Fuyo General Lease Co., Ltd..........................   125,900   7,870,993
#   GMO Financial Holdings, Inc..........................   164,600   1,311,950
    Hirose Tusyo, Inc....................................    25,100     674,867
    Hiroshima Bank, Ltd. (The)...........................   402,400   2,769,092
    Hokkoku Bank, Ltd. (The).............................   174,200   7,360,419
    Hokuetsu Bank, Ltd. (The)............................   131,600   2,802,596
    Hokuhoku Financial Group, Inc........................   713,900  10,285,533
    Hyakugo Bank, Ltd. (The)............................. 1,631,609   6,917,302
    Hyakujushi Bank, Ltd. (The).......................... 1,613,000   5,246,458
    IBJ Leasing Co., Ltd.................................   197,000   5,073,250
    Ichiyoshi Securities Co., Ltd........................   285,900   2,807,745
    IwaiCosmo Holdings, Inc..............................   142,400   1,877,240
#   J Trust Co., Ltd.....................................   449,100   3,584,395
    Jaccs Co., Ltd.......................................   177,800   3,878,331
    Jafco Co., Ltd.......................................   231,100   8,460,560
*   Japan Asia Investment Co., Ltd.......................   127,300     387,844
    Japan Investment Adviser Co., Ltd....................    87,100   4,087,134
    Japan Securities Finance Co., Ltd....................   783,800   4,377,464
    Jimoto Holdings, Inc................................. 1,082,300   1,619,832
    Juroku Bank, Ltd. (The)..............................   237,000   6,444,771
    kabu.com Securities Co., Ltd.........................   999,700   3,326,488
*   Kansai Mirai Financial Group, Inc....................   364,053   3,039,573
    Keiyo Bank, Ltd. (The)............................... 1,577,000   6,960,495
    Kita-Nippon Bank, Ltd. (The).........................    52,306   1,224,022
    Kiyo Bank, Ltd. (The)................................   417,290   7,040,205
#   Kosei Securities Co., Ltd. (The).....................    35,799     385,124
    Kyokuto Securities Co., Ltd..........................   167,700   2,268,419
    Kyushu Financial Group, Inc..........................   423,127   2,167,617
    Kyushu Leasing Service Co., Ltd......................    11,900      80,172
*   M&A Capital Partners Co., Ltd........................    51,500   3,247,244
    Marusan Securities Co., Ltd..........................   374,100   3,133,910
    Matsui Securities Co., Ltd...........................     7,100      70,833
#   Mercuria Investment Co., Ltd.........................    67,900     672,914
    Michinoku Bank, Ltd. (The)...........................   119,798   1,919,576
    Mito Securities Co., Ltd.............................   424,800   1,486,160
    Miyazaki Bank, Ltd. (The)............................   101,200   3,072,170
#   Monex Group, Inc..................................... 1,286,400   6,412,474
#   Money Partners Group Co., Ltd........................   162,900     564,780
    Musashino Bank, Ltd. (The)...........................   198,000   6,125,791
    Nagano Bank, Ltd. (The)..............................    55,699     921,768
    Nanto Bank, Ltd. (The)...............................   203,300   5,309,898
    NEC Capital Solutions, Ltd...........................    65,900   1,115,874
#   Newton Financial Consulting, Inc.....................     3,300      64,972
    Nishi-Nippon Financial Holdings, Inc.................   738,300   8,821,312
    North Pacific Bank, Ltd.............................. 2,096,400   7,547,972
#   OAK Capital Corp.....................................   387,000     719,985
    Ogaki Kyoritsu Bank, Ltd. (The)......................   290,700   7,610,497
    Oita Bank, Ltd. (The)................................   101,489   3,583,244
    Okasan Securities Group, Inc......................... 1,139,000   5,437,052
    Ricoh Leasing Co., Ltd...............................   102,300   3,346,119
*   San ju San Financial Group, Inc......................   126,510   2,439,363
    San-In Godo Bank, Ltd. (The).........................   984,500   9,250,274

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CONTINUED


                                                       SHARES     VALUE>>
                                                      --------- ------------
   FINANCIALS -- (Continued)
       Sawada Holdings Co., Ltd......................   147,800 $  1,332,636
       Senshu Ikeda Holdings, Inc.................... 1,660,500    5,904,202
   #   Shiga Bank, Ltd. (The)........................ 1,701,000    9,016,871
       Shikoku Bank, Ltd. (The)......................   264,600    3,400,499
       Shimane Bank, Ltd. (The)......................    29,800      336,364
       Shimizu Bank, Ltd. (The)......................    57,800    1,110,196
   #   Sparx Group Co., Ltd..........................   663,600    1,558,949
   #   Strike Co., Ltd...............................    55,700    1,862,046
       Taiko Bank, Ltd. (The)........................    36,800      748,721
       Tochigi Bank, Ltd. (The)......................   672,700    2,483,793
       Toho Bank, Ltd. (The)......................... 1,315,000    5,231,279
       Tohoku Bank, Ltd. (The).......................    64,200      812,209
       Tokai Tokyo Financial Holdings, Inc........... 1,497,300    8,624,164
   #   Tokyo Kiraboshi Financial Group, Inc..........   204,338    4,706,500
       Tomato Bank, Ltd..............................    54,700      749,448
       TOMONY Holdings, Inc.......................... 1,009,850    4,542,472
       Tottori Bank, Ltd. (The)......................    67,800    1,014,752
       Towa Bank, Ltd. (The).........................   250,400    2,681,641
       Toyo Securities Co., Ltd......................   498,000    1,122,298
       Tsukuba Bank, Ltd.............................   534,200    1,357,980
   *   Uzabase, Inc..................................    86,800    2,585,301
       Yamagata Bank, Ltd. (The).....................   204,300    4,622,330
       Yamanashi Chuo Bank, Ltd. (The)............... 1,161,000    4,407,089
                                                                ------------
   TOTAL FINANCIALS..................................            373,517,449
                                                                ------------
   HEALTHCARE -- (4.9%)
   #   Advantage Risk Management Co., Ltd............    46,000      466,156
       As One Corp...................................    84,568    5,916,983
       ASKA Pharmaceutical Co., Ltd..................   169,200    1,971,023
       Biofermin Pharmaceutical Co., Ltd.............    23,700      606,667
       BML, Inc......................................   177,400    4,442,721
       Carenet, Inc..................................    22,600      220,720
   #   Charm Care Corp. KK...........................    24,300      244,284
       CMIC Holdings Co., Ltd........................    84,300    1,887,843
       Create Medic Co., Ltd.........................    43,200      538,620
       Daiken Medical Co., Ltd.......................   120,900      887,290
       Daito Pharmaceutical Co., Ltd.................    86,080    2,706,721
       Dvx, Inc......................................    45,800      586,124
       Eiken Chemical Co., Ltd.......................   220,900    4,834,048
   #   Elan Corp.....................................    47,200    1,438,557
   #   EM Systems Co., Ltd...........................   131,600    1,465,995
       EPS Holdings, Inc.............................   222,900    4,264,845
       FALCO HOLDINGS Co., Ltd.......................    55,100      938,835
   #   FINDEX, Inc...................................   124,100      818,562
       Fuji Pharma Co., Ltd..........................   112,600    1,959,635
       Fukuda Denshi Co., Ltd........................    40,700    2,709,931
       Fuso Pharmaceutical Industries, Ltd...........    44,800    1,180,224
       Hogy Medical Co., Ltd.........................   160,300    5,548,612
       I'rom Group Co., Ltd..........................    46,700      811,684
   #   Iwaki & Co., Ltd..............................   193,000      868,393
   *   Japan Animal Referral Medical Center Co., Ltd.    12,800      357,119
       Japan Lifeline Co., Ltd.......................    81,800    1,768,252
   #   Japan Medical Dynamic Marketing, Inc..........   116,900    1,108,655
       JCR Pharmaceuticals Co., Ltd..................   105,800    5,081,075
       Jeol, Ltd.....................................   258,000    2,570,826
       JMS Co., Ltd..................................   111,657      679,980
       Kanamic Network Co., Ltd......................    38,700      718,219
       Kawasumi Laboratories, Inc....................    96,180      612,068
       Kissei Pharmaceutical Co., Ltd................   182,800    5,139,595

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CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- ------------
  HEALTHCARE -- (Continued)
  *    Kubota Pharmaceutical Holdings Co., Ltd...........   2,600 $      7,756
       KYORIN Holdings, Inc.............................. 290,800    5,921,025
  #    Linical Co., Ltd..................................  79,000    1,758,628
       Mani, Inc......................................... 169,200    7,292,442
  # *  Medical Data Vision Co., Ltd...................... 176,300    2,656,671
       Medius Holdings Co., Ltd..........................  71,800      628,155
       Menicon Co., Ltd.................................. 173,800    4,475,773
       Miraca Holdings, Inc.............................. 400,900   11,651,026
       Mizuho Medy Co., Ltd..............................  26,900      558,326
       Mochida Pharmaceutical Co., Ltd...................  95,299    6,906,665
  #    N Field Co., Ltd..................................  95,300    1,450,014
  #    Nagaileben Co., Ltd...............................  51,200    1,358,114
       Nakanishi, Inc.................................... 283,300    5,927,489
       ND Software Co., Ltd..............................   9,600      102,869
       NichiiGakkan Co., Ltd............................. 271,300    3,069,539
  #    Nichi-iko Pharmaceutical Co., Ltd................. 326,450    4,646,288
       Nihon Kohden Corp................................. 105,400    2,848,848
       Nikkiso Co., Ltd.................................. 472,400    4,963,782
       Nippon Chemiphar Co., Ltd.........................  17,100      709,154
       Nipro Corp........................................ 810,000    9,896,500
       Nissui Pharmaceutical Co., Ltd....................  80,300      988,009
       Paramount Bed Holdings Co., Ltd................... 135,700    5,748,841
       Rion Co., Ltd.....................................  66,300    1,495,160
       Sawai Pharmaceutical Co., Ltd..................... 256,700   12,135,622
  #    Seed Co., Ltd..................................... 106,200    2,045,981
       Seikagaku Corp.................................... 145,700    2,001,062
  # *  Shin Nippon Biomedical Laboratories, Ltd.......... 154,200      691,920
       Ship Healthcare Holdings, Inc..................... 316,400   12,302,823
       Shofu, Inc........................................  64,900      793,197
       Software Service, Inc.............................  22,600    1,610,837
       Solasto Corp...................................... 349,200    3,366,756
       St-Care Holding Corp..............................  82,800      516,089
  #    Techno Medica Co., Ltd............................  28,800      545,475
  #    Toho Holdings Co., Ltd............................ 367,200    9,044,202
       Tokai Corp........................................ 149,300    3,270,805
       Torii Pharmaceutical Co., Ltd..................... 105,700    2,553,337
       Towa Pharmaceutical Co., Ltd......................  63,100    3,509,922
  #    Tsukui Corp....................................... 403,500    3,659,287
       Uchiyama Holdings Co., Ltd........................  26,400      123,491
       UNIMAT Retirement Community Co., Ltd..............  20,000      276,408
  #    Value HR Co., Ltd.................................  20,500      351,465
  #    Vital KSK Holdings, Inc........................... 330,600    3,422,999
  #    Wakamoto Pharmaceutical Co., Ltd.................. 112,300      298,071
       WIN-Partners Co., Ltd............................. 121,500    1,812,368
       ZERIA Pharmaceutical Co., Ltd..................... 109,699    2,429,098
                                                                  ------------
  TOTAL HEALTHCARE.......................................          217,172,551
                                                                  ------------
  INDUSTRIALS -- (28.2%)
       A&A Material Corp.................................  26,000      288,595
       Abist Co., Ltd....................................  21,000      871,456
       ACKG, Ltd.........................................   1,900       29,712
  #    Advan Co., Ltd.................................... 160,800    1,483,734
  #    Advanex, Inc......................................  22,099      422,703
       Aeon Delight Co., Ltd............................. 155,900    5,706,181
       Aica Kogyo Co., Ltd............................... 108,400    4,003,575
       Aichi Corp........................................ 260,300    1,488,229
       Aida Engineering, Ltd............................. 378,900    3,633,521
       Airtech Japan, Ltd................................  22,000      160,279
       AIT Corp..........................................  70,200      689,632

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CONTINUED


                                                           SHARES   VALUE>>
                                                           ------- ----------
   INDUSTRIALS -- (Continued)
   #    Ajis Co., Ltd.....................................  30,700 $  955,373
   #    Alconix Corp...................................... 159,000  2,453,120
        Alinco, Inc.......................................  92,000    898,875
        Alps Logistics Co., Ltd........................... 115,100    878,017
        Altech Co., Ltd...................................  10,900     35,521
        Altech Corp....................................... 115,000  2,432,735
        Anest Iwata Corp.................................. 232,400  2,313,785
   # *  Arrk Corp......................................... 626,700    627,955
        Asahi Diamond Industrial Co., Ltd................. 395,500  2,880,099
   #    Asahi Kogyosha Co., Ltd...........................  30,100    924,260
        Asanuma Corp...................................... 536,000  1,920,204
   #    Asukanet Co., Ltd.................................  73,200    987,627
        Asunaro Aoki Construction Co., Ltd................ 138,400  1,233,675
        Bando Chemical Industries, Ltd.................... 251,700  2,768,638
        BayCurrent Consulting, Inc........................  98,200  2,890,675
        Bell System24 Holdings, Inc....................... 240,700  4,255,514
        Benefit One, Inc.................................. 178,500  5,131,248
   #    Br Holdings Corp.................................. 201,400    877,277
        Bunka Shutter Co., Ltd............................ 416,900  3,463,390
        Canare Electric Co., Ltd..........................  24,200    466,265
   #    Career Co., Ltd...................................  16,400    297,896
        Career Design Center Co., Ltd.....................  38,200    695,851
        Central Glass Co., Ltd............................ 242,800  5,804,036
        Central Security Patrols Co., Ltd.................   4,600    186,926
        Chilled & Frozen Logistics Holdings Co., Ltd......  84,100  1,012,105
   #    Chiyoda Corp...................................... 678,400  5,431,437
        Chiyoda Integre Co., Ltd..........................  84,900  1,879,883
        Chodai Co., Ltd...................................   3,900     30,842
   #    Chudenko Corp..................................... 207,700  5,035,772
        Chugai Ro Co., Ltd................................  45,100  1,016,068
        Chuo Warehouse Co., Ltd...........................   8,800     96,262
        CKD Corp.......................................... 362,900  5,568,080
        CMC Corp..........................................  13,400    309,798
        Comany, Inc.......................................   4,700     67,248
        Cosel Co., Ltd.................................... 160,700  1,903,343
        Creek & River Co., Ltd............................  80,900    836,354
        CTI Engineering Co., Ltd..........................  83,400  1,083,094
        CTS Co., Ltd...................................... 190,600  1,860,012
        Dai-Dan Co., Ltd.................................. 111,400  2,654,825
        Daido Kogyo Co., Ltd..............................  53,000    560,031
        Daihatsu Diesel Manufacturing Co., Ltd............ 118,000    783,080
        Daihen Corp....................................... 684,000  4,368,961
        Daiho Corp........................................ 643,000  3,842,358
        Dai-Ichi Cutter Kogyo K.K.........................  26,000    532,359
        Daiichi Jitsugyo Co., Ltd.........................  64,000  2,042,481
        Daiichi Kensetsu Corp.............................  22,000    350,040
   #    Daiki Axis Co., Ltd...............................  47,300    488,684
   *    Daikokuya Holdings Co., Ltd....................... 138,700     67,186
        Daiohs Corp.......................................  10,600    131,922
        Daiseki Co., Ltd.................................. 250,363  6,870,311
   #    Daiseki Eco. Solution Co., Ltd....................  46,559    422,698
        Daisue Construction Co., Ltd......................  57,400    663,319
        Daiwa Industries, Ltd............................. 232,000  2,631,223
        Denyo Co., Ltd.................................... 119,500  1,818,305
   #    DMG Mori Co., Ltd................................. 301,000  4,621,787
        DMW Corp..........................................   4,800    100,248
        Duskin Co., Ltd................................... 292,000  7,402,709
        Ebara Jitsugyo Co., Ltd...........................  42,700    902,283
   #    EF-ON, Inc........................................ 106,920  1,349,248

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CONTINUED


                                                          SHARES     VALUE>>
                                                         --------- -----------
 INDUSTRIALS -- (Continued)
      Eidai Co., Ltd....................................   152,000 $   753,163
 # *  EnBio Holdings, Inc...............................    20,900     242,329
      Endo Lighting Corp................................    71,400     571,030
 # *  Enshu, Ltd........................................   361,000     449,887
 #    EPCO Co., Ltd.....................................    29,500     364,452
      ERI Holdings Co., Ltd.............................     1,500      15,634
 # *  Escrow Agent Japan Co., Ltd.......................   182,500     738,524
 #    F&M Co., Ltd......................................    40,500     373,759
 # *  FDK Corp..........................................   663,000   1,167,648
 #    Freund Corp.......................................    86,600     739,455
      Fudo Tetra Corp................................... 1,257,800   2,286,282
 #    Fuji Corp. (6356592)..............................   451,500   7,992,415
      Fuji Die Co., Ltd.................................    59,400     487,246
      Fuji Furukawa Engineering & Construction Co., Ltd.     6,000      21,943
      Fujikura, Ltd..................................... 1,142,900   7,367,035
      Fujimak Corp......................................     6,300     113,840
 #    Fujisash Co., Ltd.................................   689,000     691,996
      Fujitec Co., Ltd..................................   446,700   6,384,431
      Fukuda Corp.......................................    77,200   4,650,485
      Fukushima Industries Corp.........................    87,000   4,293,447
      Fukuvi Chemical Industry Co., Ltd.................    10,600      68,832
      Fukuyama Transporting Co., Ltd....................   131,657   6,406,400
      FULLCAST Holdings Co., Ltd........................   142,000   3,557,774
      Funai Soken Holdings, Inc.........................   269,690   5,887,581
      Furukawa Co., Ltd.................................   228,600   3,487,936
      Furusato Industries, Ltd..........................    65,100   1,108,358
      Futaba Corp.......................................   242,100   4,419,100
      G Three Holdings Corp.............................    12,600      12,489
      Gecoss Corp.......................................   101,500   1,061,948
 #    Giken, Ltd........................................   118,400   2,781,708
      Glory, Ltd........................................   214,655   6,309,868
      GS Yuasa Corp..................................... 2,512,000  11,759,526
      Hamakyorex Co., Ltd...............................   122,600   4,251,186
      Hanwa Co., Ltd....................................   248,700   9,526,950
      Hashimoto Sogyo Holdings Co., Ltd.................     2,700      42,662
      Hazama Ando Corp.................................. 1,233,100   9,795,532
 #    Helios Techno Holdings Co., Ltd...................   117,300     795,940
      Hibiya Engineering, Ltd...........................   144,700   2,895,247
      Hirakawa Hewtech Corp.............................    85,600   1,066,119
 #    Hirano Tecseed Co., Ltd...........................    75,900   1,900,881
 #    Hirata Corp.......................................    61,100   4,089,565
      Hisaka Works, Ltd.................................   162,000   1,580,326
      Hitachi Zosen Corp................................ 1,236,079   5,794,525
 #    Hito Communications, Inc..........................    53,900     867,120
 #    Hoden Seimitsu Kako Kenkyusho Co., Ltd............    34,400     530,719
      Hokuetsu Industries Co., Ltd......................   156,800   1,528,143
 #    Hokuriku Electrical Construction Co., Ltd.........    73,600     706,204
      Hosokawa Micron Corp..............................    51,800   3,376,360
 #    Howa Machinery, Ltd...............................    83,400     708,053
      HyAS&Co, Inc......................................    30,100     112,818
      Ichikawa Co., Ltd.................................     5,000      16,113
 #    Ichiken Co., Ltd..................................    35,700     837,322
      Ichinen Holdings Co., Ltd.........................   140,600   1,845,050
 #    Idec Corp.........................................   209,900   4,216,271
      Ihara Science Corp................................    48,300     980,321
      Iino Kaiun Kaisha, Ltd............................   664,400   3,149,589
      Inaba Denki Sangyo Co., Ltd.......................   170,700   7,203,885
 #    Inaba Seisakusho Co., Ltd.........................    66,900     811,405
      Inabata & Co., Ltd................................   291,900   4,305,566

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CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
  INDUSTRIALS -- (Continued)
  #    Insource Co., Ltd.................................  62,300 $ 1,376,642
       Interworks, Inc...................................   8,400      74,566
       Inui Global Logistics Co., Ltd.................... 147,680   1,400,694
       IR Japan Holdings, Ltd............................  29,700   1,038,640
       Iseki & Co., Ltd.................................. 135,200   2,481,767
  #    Ishii Iron Works Co., Ltd.........................  11,000     191,361
  #    Isolite Insulating Products Co., Ltd..............  70,000     467,553
       Itoki Corp........................................ 274,700   1,534,145
  #    Iwaki Co., Ltd....................................  56,400     795,365
       Iwasaki Electric Co., Ltd.........................  37,200     541,124
  #    Iwatani Corp...................................... 252,700   8,559,437
  #    JAC Recruitment Co., Ltd.......................... 105,300   2,256,231
       Jalux, Inc........................................  45,800   1,290,321
  #    Jamco Corp........................................  74,400   1,647,567
  #    Japan Asia Group, Ltd............................. 161,200     681,902
       Japan Elevator Service Holdings Co., Ltd..........  42,500   1,062,555
       Japan Foundation Engineering Co., Ltd............. 165,900     590,529
       Japan Pulp & Paper Co., Ltd.......................  76,200   3,294,422
       Japan Steel Works, Ltd. (The)..................... 294,300   7,255,794
       Japan Transcity Corp.............................. 255,500   1,311,300
       JK Holdings Co., Ltd.............................. 104,640     814,810
       Juki Corp......................................... 215,700   2,248,995
       Kamei Corp........................................ 156,500   2,194,750
       Kanaden Corp...................................... 129,700   1,522,128
       Kanagawa Chuo Kotsu Co., Ltd......................  42,000   1,439,406
       Kanamoto Co., Ltd................................. 205,100   6,395,246
       Kandenko Co., Ltd................................. 652,100   6,791,177
       Kanematsu Corp.................................... 546,025   7,873,291
       Katakura Industries Co., Ltd...................... 174,800   2,023,573
  #    Kato Works Co., Ltd...............................  62,800   1,696,863
       KAWADA TECHNOLOGIES, Inc..........................  48,400   3,065,697
       Kawagishi Bridge Works Co., Ltd...................  11,200     420,719
       Kawanishi Warehouse Co., Ltd......................   1,700      25,249
       Kawasaki Kinkai Kisen Kaisha, Ltd.................   9,599     317,641
  # *  Kawasaki Kisen Kaisha, Ltd........................ 580,900  10,549,192
  #    Kawata Manufacturing Co., Ltd.....................  19,400     371,655
       Keihin Co., Ltd...................................  24,900     367,537
       KFC, Ltd..........................................   7,000     150,283
  # *  KI Holdings Co., Ltd.............................. 109,000     457,601
       Kimura Chemical Plants Co., Ltd................... 115,200     454,954
       Kimura Unity Co., Ltd.............................   8,800     100,224
       King Jim Co., Ltd.................................  97,300     903,452
  # *  Kinki Sharyo Co., Ltd. (The)......................  25,699     562,618
       Kintetsu World Express, Inc....................... 257,900   5,203,654
       Kitagawa Corp.....................................  59,700   1,440,120
       Kitano Construction Corp.......................... 305,000   1,090,891
       Kito Corp......................................... 148,600   2,776,880
       Kitz Corp......................................... 623,900   5,525,184
  #    Kobayashi Metals, Ltd.............................   7,900      21,628
  # *  Kobe Electric Railway Co., Ltd....................  26,799     957,945
  #    Kobelco Eco-Solutions Co., Ltd....................  21,399     359,481
       Koike Sanso Kogyo Co., Ltd........................  14,500     383,983
  #    Kokusai Co., Ltd..................................  51,600     405,994
       Kokuyo Co., Ltd................................... 558,125   9,457,849
       KOMAIHALTEC, Inc..................................  25,700     559,461
       Komatsu Wall Industry Co., Ltd....................  53,500   1,096,650
       Komori Corp....................................... 388,800   4,863,067
       Kondotec, Inc..................................... 132,700   1,216,692
       Konoike Transport Co., Ltd........................ 186,800   2,973,080

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
                                                        SHARES     VALUE>>
                                                       --------- -----------
   INDUSTRIALS -- (Continued)
   #    Kosaido Co., Ltd..............................   231,200 $ 1,098,027
   #    Kozo Keikaku Engineering, Inc.................    21,600     411,238
        KRS Corp......................................    43,400   1,183,306
        Kumagai Gumi Co., Ltd.........................   255,200   8,937,698
        Kuroda Precision Industries, Ltd..............     7,500     127,648
        Kyodo Printing Co., Ltd.......................    54,000   1,467,656
        Kyokuto Boeki Kaisha, Ltd.....................   230,000     919,416
        Kyokuto Kaihatsu Kogyo Co., Ltd...............   220,600   3,617,127
        Kyoritsu Printing Co., Ltd....................   195,100     654,945
   #    Like Co., Ltd.................................    69,000   1,004,621
   #    Link And Motivation, Inc......................   249,100   2,828,070
        Lonseal Corp..................................    13,900     261,520
   #    Luckland Co., Ltd.............................    24,700     608,115
        Maeda Corp....................................   965,300  11,345,536
        Maeda Kosen Co., Ltd..........................   149,900   2,889,970
        Maeda Road Construction Co., Ltd..............   437,800   8,469,139
        Maezawa Industries, Inc.......................    25,300     104,646
   #    Maezawa Kasei Industries Co., Ltd.............    86,900     969,383
        Maezawa Kyuso Industries Co., Ltd.............    68,000   1,298,821
        Makino Milling Machine Co., Ltd...............   764,000   6,173,887
        Marubeni Construction Material Lease Co., Ltd.    39,000      88,329
        Marufuji Sheet Piling Co., Ltd................    11,800     284,860
        Maruka Machinery Co., Ltd.....................    42,900     788,009
   #    Marumae Co., Ltd..............................    47,000     503,765
   #    Maruwa Unyu Kikan Co., Ltd....................    79,900   2,704,050
        Maruyama Manufacturing Co., Inc...............    27,900     461,666
        Maruzen Co., Ltd..............................    64,000   1,266,968
        Maruzen Showa Unyu Co., Ltd...................   363,000   1,733,805
        Matching Service Japan Co., Ltd...............    14,500     884,485
        Matsuda Sangyo Co., Ltd.......................   102,182   1,475,963
        Matsui Construction Co., Ltd..................   138,700   1,181,027
        Max Co., Ltd..................................   206,800   2,938,042
        Meidensha Corp................................ 1,357,050   5,107,256
        Meiji Electric Industries Co., Ltd............    49,100     893,222
        Meiji Shipping Co., Ltd.......................   111,000     409,920
        Meisei Industrial Co., Ltd....................   285,000   2,302,238
        Meitec Corp...................................   188,000   9,338,172
        Meiwa Corp....................................   173,800     755,814
   #    Mesco, Inc....................................    29,800     336,275
        METAWATER Co., Ltd............................    43,100   1,268,555
   #    Mie Kotsu Group Holdings, Inc.................   349,000   1,833,276
   #    Mirait Holdings Corp..........................   400,785   6,166,535
        Mitani Corp...................................    73,800   3,439,477
   #    Mitani Sangyo Co., Ltd........................    94,700     295,215
   #    Mitsubishi Kakoki Kaisha, Ltd.................    38,700     721,453
        Mitsubishi Logisnext Co., Ltd.................   214,200   2,644,182
   #    Mitsubishi Logistics Corp.....................   338,600   7,746,256
        Mitsubishi Pencil Co., Ltd....................   248,800   4,802,817
        Mitsuboshi Belting, Ltd.......................   319,000   3,947,212
   # *  Mitsui E&S Holdings Co., Ltd..................   537,300   7,697,857
        Mitsui Matsushima Co., Ltd....................    72,100   1,022,744
   *    Mitsui-Soko Holdings Co., Ltd.................   824,000   2,614,735
   #    Mitsumura Printing Co., Ltd...................     9,300     194,006
        Miyaji Engineering Group, Inc.................    44,617     803,530
   #    Mori-Gumi Co., Ltd............................    69,500     258,099
        Morita Holdings Corp..........................   201,300   4,115,070
   #    Musashi Co., Ltd..............................     5,000     100,507
        NAC Co., Ltd..................................    78,800     692,125
   #    Nachi-Fujikoshi Corp..........................   126,200   5,905,978

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CONTINUED


                                                          SHARES     VALUE>>
                                                         --------- -----------
 INDUSTRIALS -- (Continued)
 #    Nadex Co., Ltd....................................    39,200 $   367,960
      Nagase & Co., Ltd.................................   652,300  10,583,522
 #    Naigai Trans Line, Ltd............................    39,800     539,002
      Nakabayashi Co., Ltd..............................   128,400     794,318
      Nakakita Seisakusho Co., Ltd......................     3,700     106,771
      Nakamoto Packs Co., Ltd...........................    35,500     628,101
 # *  Nakamura Choukou Co., Ltd.........................    31,000     603,348
      Nakanishi Manufacturing Co., Ltd..................     5,700      63,939
      Nakano Corp.......................................   113,600     721,124
 #    Namura Shipbuilding Co., Ltd......................   377,028   1,782,398
      Narasaki Sangyo Co., Ltd..........................   127,000     472,699
      NDS Co., Ltd......................................    33,600   1,687,826
      Nexyz Group Corp..................................    52,000     796,487
      Nichias Corp......................................   841,000  10,412,296
      Nichiban Co., Ltd.................................    78,100   2,098,768
      Nichiden Corp.....................................    94,400   1,759,491
      Nichiha Corp......................................   196,280   7,224,168
      Nichireki Co., Ltd................................   183,500   2,057,992
 #    Nihon Dengi Co., Ltd..............................    29,700     739,667
      Nihon Flush Co., Ltd..............................    69,500   1,474,918
      Nikkato Corp......................................    54,700     682,405
      Nikko Co., Ltd....................................    36,700     882,011
      Nikkon Holdings Co., Ltd..........................   414,700  11,240,327
      Nippi, Inc........................................    11,500     406,541
      Nippo Corp........................................   114,600   2,158,250
      Nippon Air Conditioning Services Co., Ltd.........   193,300   1,440,194
 #    Nippon Aqua Co., Ltd..............................   108,500     353,430
      Nippon Carbon Co., Ltd............................    49,900   2,872,658
      Nippon Concept Corp...............................    33,900     414,379
      Nippon Densetsu Kogyo Co., Ltd....................   238,800   4,927,267
      Nippon Dry-Chemical Co., Ltd......................       900      18,582
 #    Nippon Filcon Co., Ltd............................    80,500     440,852
      Nippon Hume Corp..................................   146,700   1,212,104
      Nippon Kanzai Co., Ltd............................    89,100   1,716,026
      Nippon Koei Co., Ltd..............................    87,900   2,420,084
 #    Nippon Parking Development Co., Ltd............... 1,497,700   2,371,433
      Nippon Rietec Co., Ltd............................     8,300     116,954
      Nippon Road Co., Ltd. (The).......................    49,100   2,641,828
 #    Nippon Seisen Co., Ltd............................    22,500     957,663
 # *  Nippon Sharyo, Ltd................................   515,000   1,394,432
 #    Nippon Sheet Glass Co., Ltd.......................   632,100   6,617,149
      Nippon Steel & Sumikin Bussan Corp................   105,360   5,412,591
      Nippon Thompson Co., Ltd..........................   462,800   3,391,214
      Nippon Tungsten Co., Ltd..........................     6,699     127,213
      Nishimatsu Construction Co., Ltd..................   377,700  10,802,811
 #    Nishi-Nippon Railroad Co., Ltd....................   407,700  10,738,763
      Nishio Rent All Co., Ltd..........................   124,300   3,942,895
 #    Nissei ASB Machine Co., Ltd.......................    57,100   3,095,621
      Nissei Corp.......................................    38,900     423,150
      Nissei Plastic Industrial Co., Ltd................   175,800   2,008,259
      Nisshinbo Holdings, Inc........................... 1,024,980  11,278,038
      Nissin Corp.......................................   106,800   2,452,103
      Nissin Electric Co., Ltd..........................   404,400   3,503,577
      Nitta Corp........................................   138,900   5,492,839
      Nitto Boseki Co., Ltd.............................   203,100   5,050,068
      Nitto Kogyo Corp..................................   190,100   3,268,902
      Nitto Kohki Co., Ltd..............................    78,000   1,847,772
      Nitto Seiko Co., Ltd..............................   218,000   1,446,538
      Nittoc Construction Co., Ltd......................   192,700   1,225,519

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CONTINUED


                                                        SHARES     VALUE>>
                                                       --------- -----------
   INDUSTRIALS -- (Continued)
        Nittoku Engineering Co., Ltd..................   104,700 $ 2,885,509
        NJS Co., Ltd..................................    40,700     652,110
   #    nms Holdings Co...............................    72,900     415,603
        Noda Corp.....................................   145,800   1,531,935
        Nomura Co., Ltd...............................   281,000   5,998,931
        Noritake Co., Ltd.............................    75,800   4,146,186
        Noritz Corp...................................   198,600   3,346,454
        NS Tool Co., Ltd..............................    51,900   1,367,075
        NS United Kaiun Kaisha, Ltd...................    70,100   1,453,727
        NTN Corp......................................   683,400   3,016,929
        Obara Group, Inc..............................    83,900   4,939,649
        Ochi Holdings Co., Ltd........................     6,300      80,446
   #    Odawara Engineering Co., Ltd..................     1,600      36,068
        Odelic Co., Ltd...............................    24,700     967,352
   #    Ohba Co., Ltd.................................    88,400     496,971
        Ohmoto Gumi Co., Ltd..........................     4,100     195,790
        Oiles Corp....................................   158,150   3,260,624
        Okabe Co., Ltd................................   272,900   2,680,366
   #    Okada Aiyon Corp..............................    41,400     618,690
   #    Okamoto Machine Tool Works, Ltd...............    25,399     841,472
        Okamura Corp..................................   485,000   6,998,991
   #    OKK Corp......................................    54,200     545,824
   #    OKUMA Corp....................................   172,600   9,746,085
        Okumura Corp..................................   216,080   7,102,122
   #    Onoken Co., Ltd...............................   123,600   2,127,971
        Organo Corp...................................    51,000   1,328,568
        Origin Electric Co., Ltd......................    37,300     762,202
        OSG Corp......................................   421,100   9,474,764
        OSJB Holdings Corp............................   973,300   2,407,678
        Outsourcing, Inc..............................   551,100  11,889,315
        Oyo Corp......................................   171,900   2,146,150
   #    Paraca, Inc...................................    34,500     827,122
        Parker Corp...................................    34,000     168,001
   # *  Pasco Corp....................................   137,000     350,578
   #    Pasona Group, Inc.............................   131,800   2,246,771
        Pegasus Sewing Machine Manufacturing Co., Ltd.   149,200   1,371,758
        Penta-Ocean Construction Co., Ltd............. 1,993,900  12,563,386
   # *  Phil Co., Inc.................................    22,100   1,095,849
        Pilot Corp....................................   144,200   8,325,284
        Prestige International, Inc...................   347,300   4,051,560
        Pronexus, Inc.................................   125,000   1,458,369
        PS Mitsubishi Construction Co., Ltd...........   216,100   1,171,921
   #    Punch Industry Co., Ltd.......................   122,200   1,175,422
        Quick Co., Ltd................................    76,000   1,217,362
        Raito Kogyo Co., Ltd..........................   353,200   3,874,924
        Rasa Corp.....................................    56,800     509,073
   # *  Refinverse, Inc...............................    15,900     395,709
        Relia, Inc....................................   207,800   3,006,746
        Rheon Automatic Machinery Co., Ltd............   144,300   2,421,667
        Rix Corp......................................    17,100     294,962
   *    Rozetta Corp..................................     9,500     186,184
        Ryobi, Ltd....................................   183,640   6,138,563
   #    S LINE Co., Ltd...............................    23,800     246,024
        Sakai Heavy Industries, Ltd...................    26,800     902,641
        Sakai Moving Service Co., Ltd.................    75,800   4,011,469
   # *  Sanix, Inc....................................   222,500     738,023
        Sanki Engineering Co., Ltd....................   330,100   3,389,498
   #    Sanko Gosei, Ltd..............................   122,200     543,784
   #    Sanko Metal Industrial Co., Ltd...............    15,300     486,166

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CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
INDUSTRIALS -- (Continued)
#   Sankyo Tateyama, Inc.................................   197,300 $2,506,185
#   Sanoyas Holdings Corp................................   159,500    316,475
#   Sansei Technologies, Inc.............................    77,700  1,137,579
#   Sansha Electric Manufacturing Co., Ltd...............    70,600    852,793
    Sanyo Denki Co., Ltd.................................    16,500    904,170
    Sanyo Engineering & Construction, Inc................    78,500    628,696
    Sanyo Industries, Ltd................................     9,900    196,229
    Sanyo Trading Co., Ltd...............................    81,700  1,512,217
    Sata Construction Co., Ltd...........................    91,299    387,923
    Sato Holdings Corp...................................   189,600  5,550,314
    Sato Shoji Corp......................................    88,200  1,043,205
    Sawafuji Electric Co., Ltd...........................     1,900     36,652
    SBS Holdings, Inc....................................   147,000  1,753,200
#   Secom Joshinetsu Co., Ltd............................    32,000  1,002,670
    Seibu Electric & Machinery Co., Ltd..................     5,000     55,508
    Seibu Electric Industry Co., Ltd.....................    24,400    842,845
#   Seika Corp...........................................    73,400  1,565,154
*   Seikitokyu Kogyo Co., Ltd............................   222,300  1,460,546
    Sekisui Jushi Corp...................................   204,200  3,680,578
    Senko Group Holdings Co., Ltd........................   765,800  6,026,986
#   Senshu Electric Co., Ltd.............................    53,700  1,608,701
    Shibusawa Warehouse Co., Ltd. (The)..................    63,100    943,195
    Shibuya Corp.........................................   110,500  3,553,956
    Shima Seiki Manufacturing, Ltd.......................    37,400  2,034,143
    Shin Nippon Air Technologies Co., Ltd................    99,380  1,442,082
#   Shin-Keisei Electric Railway Co., Ltd................    39,999    778,834
    Shinmaywa Industries, Ltd............................   522,700  6,327,090
    Shinnihon Corp.......................................   189,000  2,393,401
    Shinsho Corp.........................................    37,300  1,093,441
    Shinwa Co., Ltd......................................    62,900  1,391,202
*   Shoko Co., Ltd.......................................    44,400    361,556
    Showa Aircraft Industry Co., Ltd.....................    48,937    516,493
#   SIGMAXYZ, Inc........................................   123,800  1,542,360
#   Sinfonia Technology Co., Ltd.........................   836,000  2,927,627
    Sinko Industries, Ltd................................   142,200  2,621,095
    Sintokogio, Ltd......................................   301,000  2,786,031
#   SMS Co., Ltd.........................................   474,900  9,666,670
    Soda Nikka Co., Ltd..................................   122,600    748,238
#   Sodick Co., Ltd......................................   320,100  2,923,284
    Space Co., Ltd.......................................    97,362  1,242,474
    S-Pool, Inc..........................................    73,100  1,020,930
#   Srg Takamiya Co., Ltd................................   132,600    844,551
#   Star Micronics Co., Ltd..............................   238,900  4,300,819
#   Subaru Enterprise Co., Ltd...........................     8,500    470,087
    Sugimoto & Co., Ltd..................................    64,800  1,133,440
#   Sumiseki Holdings, Inc...............................   427,300    555,868
    Sumitomo Densetsu Co., Ltd...........................   122,200  2,115,644
    Sumitomo Mitsui Construction Co., Ltd................ 1,212,540  9,507,941
    Sumitomo Precision Products Co., Ltd.................   232,000    780,267
    Sumitomo Warehouse Co., Ltd. (The)...................   822,000  5,313,748
    Suzumo Machinery Co., Ltd............................     2,200     37,009
    SWCC Showa Holdings Co., Ltd.........................   156,200  1,021,819
#   Tacmina Corp.........................................    14,200    207,367
    Tadano, Ltd..........................................   519,800  6,776,934
    Taihei Dengyo Kaisha, Ltd............................   118,500  3,056,683
    Taiheiyo Kouhatsu, Inc...............................    44,200    389,007
    Taikisha, Ltd........................................   166,000  4,817,322
    Taisei Oncho Co., Ltd................................    13,300    275,254
    Takadakiko Co., Ltd..................................     7,500    224,824

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
                                                       SHARES     VALUE>>
                                                      --------- -----------
    INDUSTRIALS -- (Continued)
         Takagi Seiko Corp...........................    10,800 $   273,577
         Takamatsu Construction Group Co., Ltd.......    98,000   2,941,370
         Takamatsu Machinery Co., Ltd................    34,500     363,892
         Takano Co., Ltd.............................    58,700     575,701
         Takaoka Toko Co., Ltd.......................    84,220   1,325,879
    #    Takara Printing Co., Ltd....................    28,155     481,594
         Takara Standard Co., Ltd....................   259,900   4,619,889
         Takasago Thermal Engineering Co., Ltd.......   328,200   6,449,425
         Takashima & Co., Ltd........................    26,600     508,075
         Takeei Corp.................................   165,000   1,543,466
         Takeuchi Manufacturing Co., Ltd.............   252,300   5,910,740
         Takigami Steel Construction Co., Ltd. (The).     5,300     251,635
         Takisawa Machine Tool Co., Ltd..............    44,300     720,757
         Takuma Co., Ltd.............................   507,200   6,217,436
    #    TANABE ENGINEERING Corp.....................    41,000     370,608
         Tanabe Management Consulting Co., Ltd.......     5,100      96,307
    #    Tanseisha Co., Ltd..........................   264,949   3,258,177
         Tatsuta Electric Wire and Cable Co., Ltd....   303,900   1,729,583
         TECHNO ASSOCIE Co., Ltd.....................    56,800     685,712
         Techno Ryowa, Ltd...........................    71,390     590,336
    #    Techno Smart Corp...........................    60,000     641,640
         TechnoPro Holdings, Inc.....................   193,200  12,262,821
    #    Teikoku Electric Manufacturing Co., Ltd.....   134,300   1,737,405
         Teikoku Sen-I Co., Ltd......................   140,300   3,012,463
         Tekken Corp.................................    93,600   2,435,963
    #    Tenox Corp..................................    22,500     206,321
    #    Teraoka Seisakusho Co., Ltd.................    78,800     529,904
         Terasaki Electric Co., Ltd..................    24,400     294,694
         Toa Corp. (6894508).........................   112,500   2,918,488
         TOA ROAD Corp...............................    26,600     912,010
    #    Toba, Inc...................................     9,500     266,268
         Tobishima Corp.............................. 1,481,700   2,696,701
         Tocalo Co., Ltd.............................   454,400   5,207,585
         Toda Corp...................................   422,100   3,696,374
         Toenec Corp.................................    53,900   1,597,296
    #    Togami Electric Manufacturing Co., Ltd......    17,800     296,346
         TOKAI Holdings Corp.........................   653,700   6,467,423
         Tokai Lease Co., Ltd........................    19,300     359,398
         Tokyo Energy & Systems, Inc.................   183,300   2,003,616
    #    Tokyo Keiki, Inc............................    84,199     885,766
         Tokyo Sangyo Co., Ltd.......................   125,800     799,827
         Tokyu Construction Co., Ltd.................   581,300   5,868,989
         Toli Corp...................................   320,900   1,038,133
    #    Tomoe Corp..................................   176,000     748,867
    #    Tomoe Engineering Co., Ltd..................    51,400   1,100,904
         Tonami Holdings Co., Ltd....................    40,900   2,416,318
         Toppan Forms Co., Ltd.......................   332,400   3,384,588
         Torishima Pump Manufacturing Co., Ltd.......   133,500   1,215,426
         Toshiba Machine Co., Ltd....................   775,000   3,798,500
         Toshiba Plant Systems & Services Corp.......   272,950   6,041,942
    #    Tosho Printing Co., Ltd.....................   161,299   1,418,558
         Totech Corp.................................    51,000   1,185,939
         Totetsu Kogyo Co., Ltd......................   168,800   5,121,530
         Totoku Electric Co., Ltd....................    20,000     484,406
         Toyo Construction Co., Ltd..................   572,100   2,447,413
    #    Toyo Denki Seizo K.K........................    53,000     804,202
    # *  Toyo Engineering Corp.......................   228,778   1,480,250
         Toyo Logistics Co., Ltd.....................    73,500     238,348
         Toyo Machinery & Metal Co., Ltd.............   120,500     833,231

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
                                                         SHARES     VALUE>>
                                                         ------- --------------
 INDUSTRIALS -- (Continued)
      Toyo Tanso Co., Ltd...............................  83,300 $    2,391,052
 #    Toyo Wharf & Warehouse Co., Ltd...................  41,300        645,732
      Trancom Co., Ltd..................................  53,800      3,954,197
 #    Trinity Industrial Corp...........................  36,000        229,301
 #    Trusco Nakayama Corp.............................. 335,300      8,471,691
 #    Trust Tech, Inc...................................  69,900      2,893,897
      Tsubaki Nakashima Co., Ltd........................ 292,400      6,941,885
      Tsubakimoto Chain Co.............................. 895,700      8,249,531
      Tsubakimoto Kogyo Co., Ltd........................  28,900        971,642
 # *  Tsudakoma Corp....................................  31,998        582,821
      Tsugami Corp...................................... 375,000      3,617,387
      Tsukishima Kikai Co., Ltd......................... 200,100      2,694,327
      Tsurumi Manufacturing Co., Ltd.................... 125,600      2,427,915
      TTK Co., Ltd......................................  81,000        580,491
      Uchida Yoko Co., Ltd..............................  59,400      1,882,143
      Ueki Corp.........................................  34,800        839,151
 #    Union Tool Co.....................................  58,000      1,927,053
      Ushio, Inc........................................ 757,100      9,863,954
 *    UT Group Co., Ltd................................. 175,800      6,138,532
      Utoc Corp......................................... 102,200        479,949
      Wakachiku Construction Co., Ltd................... 105,200      1,599,465
      Wakita & Co., Ltd................................. 281,800      3,391,408
 #    WDB Holdings Co., Ltd.............................  62,500      2,187,064
      Weathernews, Inc..................................  42,000      1,316,410
 #    Will Group, Inc................................... 103,600      1,051,472
      World Holdings Co., Ltd...........................  53,200      1,700,034
      Yahagi Construction Co., Ltd...................... 188,700      1,566,643
      YAMABIKO Corp..................................... 250,928      3,316,885
      YAMADA Consulting Group Co., Ltd..................  71,900      1,968,393
 #    Yamashin-Filter Corp.............................. 273,400      2,818,369
      Yamato Corp....................................... 106,900        689,239
 #    Yamaura Corp......................................  55,000        444,246
      Yamazen Corp...................................... 405,500      4,147,991
      Yasuda Logistics Corp............................. 116,600        972,706
 #    Yokogawa Bridge Holdings Corp..................... 214,100      3,952,339
 #    Yondenko Corp.....................................  28,060        653,606
      Yuasa Trading Co., Ltd............................ 114,800      3,741,968
      Yuken Kogyo Co., Ltd..............................  23,300        544,240
 #    Yumeshin Holdings Co., Ltd........................ 316,400      3,262,018
      Yurtec Corp....................................... 274,700      2,259,680
      Zaoh Co., Ltd.....................................  18,100        255,224
      Zenitaka Corp. (The)..............................  19,000        988,127
      Zuiko Corp........................................  29,000        840,270
                                                                 --------------
 TOTAL INDUSTRIALS......................................          1,244,186,509
                                                                 --------------
 INFORMATION TECHNOLOGY -- (13.3%)
      A&D Co., Ltd...................................... 126,200      1,184,316
 # *  Access Co., Ltd................................... 224,000      2,087,400
      Ad-sol Nissin Corp................................  47,900        706,905
 #    Adtec Plasma Technology Co., Ltd..................  39,000        510,284
 #    Aeria, Inc........................................  97,700      1,211,104
      AGS Corp..........................................  11,600         86,669
      Ai Holdings Corp.................................. 265,800      5,897,731
      Aichi Tokei Denki Co., Ltd........................  19,500        780,862
      Aiphone Co., Ltd..................................  74,000      1,165,939
 #    Akatsuki, Inc.....................................  46,200      1,756,090
 # *  Allied Telesis Holdings KK........................ 486,100        547,916
      Alpha Systems, Inc................................  51,060      1,053,701
      Amano Corp........................................ 438,200      9,014,407

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
                                                           SHARES    VALUE>>
                                                          --------- ----------
  INFORMATION TECHNOLOGY -- (Continued)
       AOI Electronic Co., Ltd...........................    31,400 $1,039,845
  # *  Apic Yamada Corp..................................    71,800    232,787
       Argo Graphics, Inc................................    60,500  2,365,434
       Arisawa Manufacturing Co., Ltd....................   200,900  2,134,495
       ArtSpark Holdings, Inc............................    53,700    522,777
       Asahi Intelligence Service Co., Ltd...............     1,300     14,549
       Asahi Net, Inc....................................   117,800    548,919
  #    Ateam, Inc........................................    92,700  1,951,102
  # *  Atrae, Inc........................................    46,700    976,615
       Aucnet, Inc.......................................     4,400     65,779
  #    Aval Data Corp....................................    27,200    523,133
       Avant Corp........................................    36,900    368,464
       Axell Corp........................................    44,900    314,740
       Azia Co., Ltd.....................................    14,300    194,205
  *    Beaglee, Inc......................................    21,200    295,597
  *    Bengo4.com, Inc...................................    52,900  1,366,357
  #    Billing System Corp...............................    15,900    814,598
  # *  BrainPad, Inc.....................................    34,400  1,371,224
  #    Broadband Tower, Inc..............................   292,600    505,947
       Broadleaf Co., Ltd................................   660,100  3,997,847
       Business Brain Showa-Ota, Inc.....................     5,900    114,612
       CAC Holdings Corp.................................    96,200    928,952
       Canon Electronics, Inc............................   141,300  2,986,183
  #    Capital Asset Planning, Inc.......................    10,600    703,410
       CareerIndex, Inc..................................    56,200    692,268
       CDS Co., Ltd......................................    11,100    120,811
  # *  Change, Inc.......................................     5,800    167,007
       Chino Corp........................................    47,400    685,914
       Citizen Watch Co., Ltd............................ 1,367,100  9,004,795
       CMK Corp..........................................   373,100  2,596,893
  #    COLOPL, Inc.......................................   380,400  2,504,631
       Computer Engineering & Consulting, Ltd............   176,000  3,496,260
       Computer Institute of Japan, Ltd..................   111,900    705,023
       Comture Corp......................................    77,600  2,518,572
       CONEXIO Corp......................................   113,000  2,254,146
  #    Core Corp.........................................    46,200    545,039
       Cresco, Ltd.......................................    42,700  1,268,488
       Cube System, Inc..................................    48,400    399,050
  # *  Cyberstep, Inc....................................    30,700    576,198
       Cybozu, Inc.......................................   166,900    815,368
       Dai-ichi Seiko Co., Ltd...........................    64,300  1,051,740
       Daiko Denshi Tsushin, Ltd.........................    40,000    241,042
       Daishinku Corp....................................    47,299    537,643
       Daitron Co., Ltd..................................    66,000  1,283,184
       Daiwabo Holdings Co., Ltd.........................   121,000  6,264,955
       Denki Kogyo Co., Ltd..............................    76,700  2,096,172
       Densan System Co., Ltd............................    40,200    772,498
  #    Designone Japan, Inc..............................    50,700    466,536
  #    Dexerials Corp....................................   423,500  4,196,907
  #    Digital Arts, Inc.................................    82,000  3,930,484
  #    Digital Hearts Holdings Co., Ltd..................   116,200  1,525,591
  #    Digital Information Technologies Corp.............    66,600    670,426
       Dip Corp..........................................   231,500  5,887,305
       Double Standard, Inc..............................    16,300    501,299
  *    Drecom Co., Ltd...................................   100,600    748,502
       DTS Corp..........................................   145,700  5,543,076
  #    E-Guardian, Inc...................................    70,400  1,796,988
       Eizo Corp.........................................   117,500  5,244,338
       Elecom Co., Ltd...................................   119,500  2,840,908

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
                                                          SHARES    VALUE>>
                                                          ------- -----------
  INFORMATION TECHNOLOGY -- (Continued)
       Elematec Corp.....................................  60,971 $ 1,436,889
  *    Enigmo, Inc.......................................  83,800   1,084,359
       Enomoto Co., Ltd..................................  29,000     333,705
       Enplas Corp.......................................  72,300   2,041,337
       ESPEC Corp........................................ 141,100   2,953,640
       Excel Co., Ltd....................................  44,000   1,001,295
       F@N Communications, Inc........................... 340,700   2,132,791
  #    Faith, Inc........................................  53,310     623,423
  #    Fenwal Controls of Japan, Ltd.....................  20,600     297,752
  #    Ferrotec Holdings Corp............................ 278,200   4,158,812
  # *  FFRI, Inc.........................................  31,200     693,834
  #    Fixstars Corp..................................... 151,000   2,073,228
  # *  Flight Holdings, Inc..............................  60,400     698,526
       Forval Corp.......................................  52,300     422,957
  #    FTGroup Co., Ltd..................................  74,000   1,015,755
       Fuji Soft, Inc.................................... 170,800   6,956,072
       Fujitsu Frontech, Ltd.............................  85,800   1,036,598
       Fukui Computer Holdings, Inc......................  56,000   1,005,236
  # *  Full Speed, Inc...................................  47,700     347,661
       Furuno Electric Co., Ltd.......................... 179,600   2,062,713
       Future Corp....................................... 168,400   2,330,004
       Future Innovation Group, Inc......................  17,400      55,243
  #    Geomatec Co., Ltd.................................  29,900     236,641
  #    GL Sciences, Inc..................................  41,700     564,333
       GMO Cloud K.K.....................................  26,700     692,941
  *    Gree, Inc......................................... 889,300   4,929,217
  # *  Gumi, Inc......................................... 144,200     937,663
  # *  Gunosy, Inc....................................... 106,500   1,746,677
  #    Gurunavi, Inc..................................... 209,700   1,894,629
       Hagiwara Electric Holdings Co., Ltd...............  48,600   1,362,358
       Hakuto Co., Ltd...................................  97,100   1,388,706
  #    Hibino Corp.......................................  27,500     344,919
       Hioki EE Corp.....................................  66,500   2,710,073
       Hochiki Corp...................................... 129,700   2,422,059
  #    Hokuriku Electric Industry Co., Ltd...............  48,200     549,858
  #    Honda Tsushin Kogyo Co., Ltd...................... 119,800     902,417
       Hosiden Corp...................................... 400,600   3,363,639
  # *  Hotto Link, Inc...................................  87,400     811,181
       Ibiden Co., Ltd................................... 733,378  12,077,075
       Icom, Inc.........................................  75,300   1,826,341
  #    Ikegami Tsushinki Co., Ltd........................ 443,000     592,269
       Ines Corp......................................... 170,000   1,810,301
       I-Net Corp........................................  74,790   1,323,781
       Infocom Corp......................................  87,300   2,395,147
       Infomart Corp..................................... 664,700   8,339,393
       Information Development Co........................  42,700     510,515
       Information Services International-Dentsu, Ltd....  82,000   2,370,471
       Innotech Corp..................................... 111,100   1,444,883
  #    Intelligent Wave, Inc.............................  74,800     482,471
  #    Inter Action Corp.................................  71,700   1,113,805
       Internet Initiative Japan, Inc.................... 200,400   3,913,826
       I-O Data Device, Inc..............................  51,400     529,329
  *    iRidge............................................   2,300      36,858
  #    Iriso Electronics Co., Ltd........................ 135,600   7,946,666
       ISB Corp..........................................  26,800     437,405
  # *  Ishii Hyoki Co., Ltd..............................  31,000     225,692
  #    Istyle, Inc....................................... 316,200   4,063,139
  # *  ITbook Co., Ltd................................... 106,400     521,514
       ITmedia, Inc......................................  20,400     103,375

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
                                                          SHARES     VALUE>>
                                                         --------- -----------
 INFORMATION TECHNOLOGY -- (Continued)
 *    Itokuro, Inc......................................    25,700 $ 1,438,898
      Iwatsu Electric Co., Ltd..........................    66,600     482,578
      Japan Aviation Electronics Industry, Ltd..........   337,000   5,829,682
      Japan Cash Machine Co., Ltd.......................   143,700   1,569,396
 # *  Japan Display, Inc................................ 4,337,400   5,605,753
 #    Japan Electronic Materials Corp...................    36,400     255,466
 #    Japan Material Co., Ltd...........................   420,000   5,880,008
      Jastec Co., Ltd...................................    86,100     842,797
      JBCC Holdings, Inc................................   103,600   1,222,694
 # *  JIG-SAW, Inc......................................    32,400     890,135
 #    Justsystems Corp..................................   233,700   4,740,161
      Kaga Electronics Co., Ltd.........................   124,900   2,790,748
 #    Kamakura Shinsho, Ltd.............................    30,100     976,896
      Kanematsu Electronics, Ltd........................    83,800   2,745,937
      KEL Corp..........................................    27,900     296,785
 #    KLab, Inc.........................................   260,800   3,005,850
      Koa Corp..........................................   159,400   3,498,621
 #    Kyoden Co., Ltd...................................   150,600     741,439
      Kyosan Electric Manufacturing Co., Ltd............   311,700   1,930,684
      Kyowa Electronic Instruments Co., Ltd.............   144,400     557,409
 #    LAC Co., Ltd......................................   116,300   1,817,817
      Lasertec Corp.....................................   273,600   8,110,877
      Macnica Fuji Electronics Holdings, Inc............   343,350   5,813,523
 #    Mamezou Holdings Co., Ltd.........................   115,200   1,056,944
      MarkLines Co., Ltd................................    79,100   1,435,297
      Marubun Corp......................................   120,100     892,438
 #    Maruwa Co., Ltd...................................    62,500   4,816,443
      Marvelous, Inc....................................   236,800   1,804,766
      Maxell Holdings, Ltd..............................   335,500   5,534,817
      MCJ Co., Ltd......................................   490,200   3,623,600
 #    Media Do Holdings Co., Ltd........................    51,400   1,061,971
 #    Megachips Corp....................................   129,400   2,954,881
 #    Meiko Electronics Co., Ltd........................   165,600   3,463,718
      Melco Holdings, Inc...............................    19,400     740,939
 #    Mimaki Engineering Co., Ltd.......................   123,300   1,012,257
      Mimasu Semiconductor Industry Co., Ltd............   129,981   2,195,691
 #    Miraial Co., Ltd..................................    48,000     489,671
      Miroku Jyoho Service Co., Ltd.....................   126,500   3,053,982
 #    Mitachi Co., Ltd..................................    17,900     145,707
      Mitsubishi Research Institute, Inc................    46,900   1,810,279
 #    Mitsui High-Tec, Inc..............................   181,000   2,334,802
      Mixi, Inc.........................................    23,100     608,325
 #    Mobile Factory, Inc...............................    40,600     638,501
 *    Morpho, Inc.......................................    18,200     467,344
      MTI, Ltd..........................................   199,300   1,110,176
 #    m-up, Inc.........................................    48,100   1,015,586
 #    Mutoh Holdings Co., Ltd...........................    14,600     312,491
 # *  Mynet, Inc........................................    45,400     485,429
      Nagano Keiki Co., Ltd.............................    94,000   1,118,990
 #    Naigai Tec Corp...................................    13,100     287,913
      Nakayo, Inc.......................................    78,000   1,238,236
      NEC Networks & System Integration Corp............   165,800   3,991,405
      NEOJAPAN, Inc.....................................     6,300      76,130
      NET One Systems Co., Ltd..........................   603,300  13,167,757
 # *  New Japan Radio Co., Ltd..........................    96,000     682,967
      Nichicon Corp.....................................   337,300   4,237,615
 #    Nihon Dempa Kogyo Co., Ltd........................   106,600     502,323
      Nihon Denkei Co., Ltd.............................    27,700     425,031
      Nihon Unisys, Ltd.................................   140,675   3,247,168

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CONTINUED


                                                           SHARES   VALUE>>
                                                           ------- ----------
   INFORMATION TECHNOLOGY -- (Continued)
        Nippon Ceramic Co., Ltd...........................  62,200 $1,629,848
        Nippon Chemi-Con Corp............................. 103,700  3,629,671
   #    Nippon Computer Dynamics Co., Ltd.................  43,600    469,030
   #    Nippon Information Development Co., Ltd...........   4,200    142,138
   #    Nippon Kodoshi Corp...............................  58,100  1,576,589
        Nippon Signal Co., Ltd............................ 366,700  3,542,995
   #    Nippon Systemware Co., Ltd........................  53,500    970,909
   #    Nissha Co., Ltd...................................  96,600  2,000,847
        Nohmi Bosai, Ltd.................................. 146,200  2,922,824
   #    Noritsu Koki Co., Ltd............................. 141,300  2,689,113
        NS Solutions Corp.................................  31,400    829,767
        NSD Co., Ltd...................................... 256,680  5,520,082
        NuFlare Technology, Inc...........................  31,500  1,938,641
   *    Ohizumi Mfg. Co., Ltd.............................  35,200    268,995
   #    Okaya Electric Industries Co., Ltd................  81,500    360,650
        Oki Electric Industry Co., Ltd.................... 600,500  7,342,197
   #    ONO Sokki Co., Ltd................................  58,400    446,918
   #    Optex Group Co., Ltd.............................. 216,320  6,373,118
   # *  Optim Corp........................................  33,800    951,957
        Oro Co., Ltd......................................   9,000    339,922
        Osaki Electric Co., Ltd........................... 311,900  2,264,840
   #    Oval Corp.........................................  35,600     99,967
   #    Paltek Corp.......................................  38,500    195,790
        PCA Corp..........................................   1,500     21,497
        Poletowin Pitcrew Holdings, Inc................... 102,500  2,438,798
        Pro-Ship, Inc.....................................  18,600    412,715
   #    Rakus Co., Ltd.................................... 119,600  1,915,266
   #    RECOMM Co., Ltd................................... 493,100  1,112,500
        Renesas Easton Co., Ltd...........................  99,200    489,798
        Riken Keiki Co., Ltd.............................. 114,300  2,476,648
   #    Riso Kagaku Corp.................................. 171,600  3,566,297
        Roland DG Corp....................................  91,300  2,133,581
   #    Rorze Corp........................................  79,400  1,624,000
        RS Technologies Co., Ltd..........................  40,300  2,440,517
        Ryoden Corp....................................... 106,800  1,684,507
        Ryosan Co., Ltd................................... 188,800  7,134,635
   #    Ryoyo Electro Corp................................ 147,500  2,373,300
   #    Saison Information Systems Co., Ltd...............  23,800    285,750
        Sakura Internet, Inc.............................. 164,100  1,098,473
        Samco, Inc........................................   5,900     64,630
        Sanken Electric Co., Ltd.......................... 876,000  4,765,754
        Sanshin Electronics Co., Ltd...................... 151,900  2,658,026
   #    Satori Electric Co., Ltd..........................  90,680    747,900
        Saxa Holdings, Inc................................  32,600    696,533
   #    Scala, Inc........................................ 115,300  1,111,052
        Seikoh Giken Co., Ltd.............................  13,800    218,383
   #    Shibaura Electronics Co., Ltd.....................  56,100  2,380,070
        Shibaura Mechatronics Corp........................ 283,000    976,297
   # *  SHIFT, Inc........................................  53,100  2,290,484
        Shindengen Electric Manufacturing Co., Ltd........  54,300  2,587,196
   # *  Shinkawa, Ltd..................................... 128,500  1,026,359
        Shinko Electric Industries Co., Ltd............... 492,200  4,718,112
        Shinko Shoji Co., Ltd............................. 139,300  2,098,370
   #    Shirai Electronics Industrial Co., Ltd............  61,600    240,412
   #    Shizuki Electric Co., Inc......................... 127,400    918,786
   #    Showa Shinku Co., Ltd.............................  26,500    440,580
   #    Showcase TV, Inc..................................  25,700    255,383
        Sigma Koki Co., Ltd...............................  32,000    570,743
   #    Siix Corp......................................... 217,700  4,975,405

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
                                                           SHARES   VALUE>>
                                                           ------- ----------
   INFORMATION TECHNOLOGY -- (Continued)
        SK-Electronics Co., Ltd...........................  60,100 $1,006,536
        SMK Corp.......................................... 352,000  1,003,522
   #    Softbank Technology Corp..........................  70,300  1,254,289
   #    Softbrain Co., Ltd................................ 125,200    529,965
        Softcreate Holdings Corp..........................  53,400    833,827
   #    Soliton Systems K.K...............................  71,300    720,637
   #    Solxyz Co., Ltd...................................  54,200    532,577
        Soshin Electric Co., Ltd..........................  58,400    270,714
   #    Sourcenext Corp................................... 260,300  1,994,670
        SRA Holdings......................................  72,200  2,097,268
   #    Sumida Corp....................................... 195,949  2,113,042
        Sun Corp.......................................... 114,700    661,879
        Sun-Wa Technos Corp...............................  75,000  1,054,510
        Suzuden Corp......................................  29,300    406,718
        Suzuki Co., Ltd...................................  67,100    558,173
   # *  Synchro Food Co., Ltd.............................  72,600    585,852
        System Information Co., Ltd.......................  42,000    412,020
   #    Systemsoft Corp................................... 278,600    334,888
        Systena Corp...................................... 486,900  5,954,516
        Tachibana Eletech Co., Ltd........................ 122,760  2,133,328
        Taiyo Yuden Co., Ltd..............................     200      5,982
        Takachiho Koheki Co., Ltd.........................  35,900    383,309
        TAKEBISHI Corp....................................  49,600    756,723
        Tamura Corp....................................... 559,500  3,711,140
        Tazmo Co., Ltd....................................  49,500    700,297
        TDC Soft, Inc.....................................  52,100    767,872
   # *  Teac Corp......................................... 819,000    300,436
        TechMatrix Corp................................... 119,400  2,428,355
   #    Techno Horizon Holdings Co., Ltd..................  76,000    400,427
        Tecnos Japan, Inc................................. 122,900  1,077,758
   #    Teikoku Tsushin Kogyo Co., Ltd....................  55,900    633,948
   #    Temairazu, Inc....................................  11,200    256,167
   *    Tera Probe, Inc...................................  10,800    126,802
   # *  TerraSky Co., Ltd.................................   4,600    140,283
        TESEC Corp........................................  19,400    288,448
        TKC Corp.......................................... 123,300  4,595,370
        Toho System Science Co., Ltd......................   9,900     77,641
        Tokyo Electron Device, Ltd........................  49,400    942,387
        Tokyo Seimitsu Co., Ltd........................... 274,300  9,311,253
        Tomen Devices Corp................................  14,800    379,617
        Topcon Corp....................................... 567,800  9,846,410
   #    Torex Semiconductor, Ltd..........................  58,200    746,083
        Toshiba TEC Corp.................................. 945,000  5,505,068
        Toukei Computer Co., Ltd..........................  24,310    675,076
        Towa Corp......................................... 155,200  1,529,117
        Toyo Corp......................................... 163,900  1,357,225
        Transcosmos, Inc..................................   3,500     90,454
   #    Tri Chemical Laboratories, Inc....................  46,000  1,853,395
        Tsuzuki Denki Co., Ltd............................  39,100    371,936
        UKC Holdings Corp.................................  95,500  1,949,296
        Ulvac, Inc........................................  95,000  3,745,591
   #    UMC Electronics Co., Ltd..........................  53,400  1,240,928
        Uniden Holdings Corp.............................. 406,000  1,200,821
        UNIRITA, Inc......................................   7,300    119,476
   #    UNITED, Inc.......................................  96,700  2,023,167
   #    V Technology Co., Ltd.............................  33,000  5,851,902
   # *  V-Cube, Inc....................................... 131,400    692,690
   #    VeriServe Corp....................................  15,700    578,741
        Vitec Holdings Co., Ltd...........................  64,100  1,248,227

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
                                                            SHARES     VALUE>>
                                                           --------- ------------
INFORMATION TECHNOLOGY -- (Continued)
     Voyage Group, Inc....................................    69,100 $    819,815
     Wacom Co., Ltd....................................... 1,021,700    5,206,855
#    YAC Holdings Co., Ltd................................    57,000      446,380
#    Yamaichi Electronics Co., Ltd........................   153,800    1,927,933
     Yashima Denki Co., Ltd...............................   112,800      929,157
     Yokowo Co., Ltd......................................   111,700    1,974,749
*    Zappallas, Inc.......................................    55,900      188,207
*    ZIGExN Co., Ltd......................................   412,700    3,270,670
     Zuken, Inc...........................................   106,000    1,540,712
                                                                     ------------
TOTAL INFORMATION TECHNOLOGY..............................            589,188,885
                                                                     ------------
MATERIALS -- (10.4%)
     Achilles Corp........................................   107,100    2,237,174
     ADEKA Corp...........................................   603,100   10,207,985
     Agro-Kanesho Co., Ltd................................    29,000      777,908
     Aichi Steel Corp.....................................    80,700    3,102,293
     Arakawa Chemical Industries, Ltd.....................   123,900    2,079,456
     Araya Industrial Co., Ltd............................    27,500      505,274
     Asahi Holdings, Inc..................................   148,550    2,979,360
     Asahi Printing Co., Ltd..............................    24,400      265,487
     ASAHI YUKIZAI Corp...................................   104,100    2,053,115
     Asahipen Corp........................................    21,000       34,909
     Asia Pile Holdings Corp..............................   203,000    1,438,675
     C Uyemura & Co., Ltd.................................    33,600    2,524,826
#    Carlit Holdings Co., Ltd.............................   149,600    1,374,267
     Chuetsu Pulp & Paper Co., Ltd........................    64,300      961,593
# *  Chugai Mining Co., Ltd............................... 1,012,400      199,734
     Chugoku Marine Paints, Ltd...........................   458,300    4,399,794
     CI Takiron Corp......................................   330,000    1,902,987
     CK-San-Etsu Co., Ltd.................................    21,200      699,067
     Dai Nippon Toryo Co., Ltd............................   160,600    2,044,378
     Daido Steel Co., Ltd.................................   189,300    9,348,721
#    Daiichi Kigenso Kagaku-Kogyo Co., Ltd................   136,600    1,460,359
     Daiken Corp..........................................    98,800    2,211,302
#    Daiki Aluminium Industry Co., Ltd....................   215,800    1,427,720
     Dainichiseika Color & Chemicals Manufacturing Co.,
       Ltd................................................    87,500    2,782,749
#    Daio Paper Corp......................................   480,200    6,618,441
     Daito Chemix Corp....................................     3,700       16,814
     DKS Co., Ltd.........................................   331,000    2,303,499
     Dowa Holdings Co., Ltd...............................   287,900    9,257,921
     Dynapac Co., Ltd.....................................     8,500      119,319
     FP Corp..............................................       300       16,515
     Fuji Seal International, Inc.........................   215,400    8,076,278
     Fujikura Kasei Co., Ltd..............................   174,900    1,014,495
     Fujimi, Inc..........................................   137,400    3,429,488
     Fujimori Kogyo Co., Ltd..............................   115,100    3,892,071
#    Fumakilla, Ltd.......................................    58,901    1,003,170
#    Fuso Chemical Co., Ltd...............................   128,400    3,288,255
     Geostr Corp..........................................   111,400      600,399
     Godo Steel, Ltd......................................    80,200    1,652,479
     Gun-Ei Chemical Industry Co., Ltd....................    30,600      988,502
     Hakudo Co., Ltd......................................    35,800      695,398
#    HANEDA ZENITH HOLDINGS Co., Ltd......................   235,500      687,030
     Harima Chemicals Group, Inc..........................    98,900      759,502
#    Hodogaya Chemical Co., Ltd...........................    47,300    1,386,535
     Hokkan Holdings, Ltd.................................   290,000      967,312
     Hokko Chemical Industry Co., Ltd.....................   137,900      753,467
     Hokuetsu Corp........................................   900,399    5,035,235
     Honshu Chemical Industry Co., Ltd....................    27,200      275,350

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
                                                            SHARES     VALUE>>
                                                           --------- -----------
MATERIALS -- (Continued)
#    Ise Chemicals Corp...................................    15,400 $   435,968
#    Ishihara Chemical Co., Ltd...........................    34,000     726,117
*    Ishihara Sangyo Kaisha, Ltd..........................   253,350   3,117,662
     Ishizuka Glass Co., Ltd..............................    17,800     382,182
     Japan Pure Chemical Co., Ltd.........................     6,300     143,226
     JCU Corp.............................................   163,300   4,268,735
     JSP Corp.............................................    90,100   2,294,271
     Kanto Denka Kogyo Co., Ltd...........................   312,800   2,936,438
     Katakura & Co-op Agri Corp...........................    21,500     227,693
     Kawakin Holdings Co., Ltd............................    15,300      64,991
#    KeePer Technical Laboratory Co., Ltd.................    47,900     518,020
     KH Neochem Co., Ltd..................................   198,700   6,408,580
     Kimoto Co., Ltd......................................   235,900     693,417
     Koatsu Gas Kogyo Co., Ltd............................   207,693   1,740,235
#    Kogi Corp............................................     5,499      94,097
     Kohsoku Corp.........................................    71,700     876,706
     Konishi Co., Ltd.....................................   229,400   3,802,926
#    Konoshima Chemical Co., Ltd..........................    41,300     285,939
     Krosaki Harima Corp..................................    36,900   2,771,982
#    Kumiai Chemical Industry Co., Ltd....................   674,287   6,113,202
     Kunimine Industries Co., Ltd.........................    31,000     283,926
     Kureha Corp..........................................   117,550   8,101,689
     Kurimoto, Ltd........................................    67,100   1,264,863
     Kuriyama Holdings Corp...............................    49,100     884,067
#    Kyoei Steel, Ltd.....................................   149,700   2,930,845
     Kyowa Leather Cloth Co., Ltd.........................    83,600     757,709
     Lintec Corp..........................................   327,700   9,619,701
#    MEC Co., Ltd.........................................   126,600   2,600,444
#    Mipox Corp...........................................    58,500     249,859
     Mitani Sekisan Co., Ltd..............................    65,900   1,600,725
     Mitsubishi Paper Mills, Ltd..........................   198,800   1,158,056
     Mitsubishi Steel Manufacturing Co., Ltd..............    91,700   1,861,780
#    Molitec Steel Co., Ltd...............................    82,600     454,871
#    MORESCO Corp.........................................    46,800     714,973
     Mory Industries, Inc.................................    36,900   1,133,757
     Muto Seiko Co........................................    35,700     246,465
     Nakayama Steel Works, Ltd............................   161,500     948,888
     Neturen Co., Ltd.....................................   246,800   2,305,081
# *  New Japan Chemical Co., Ltd..........................   200,600     421,823
     Nicca Chemical Co., Ltd..............................    49,300     583,361
     Nichia Steel Works, Ltd..............................   173,900     557,781
#    Nihon Kagaku Sangyo Co., Ltd.........................    85,900   1,077,285
#    Nihon Nohyaku Co., Ltd...............................   380,800   2,316,444
     Nihon Parkerizing Co., Ltd...........................   649,900   9,654,904
     Nihon Yamamura Glass Co., Ltd........................   643,000   1,114,983
     Nippon Carbide Industries Co., Inc...................    51,600     916,064
     Nippon Chemical Industrial Co., Ltd..................    47,700   1,847,418
     Nippon Concrete Industries Co., Ltd..................   315,400     949,606
#    Nippon Denko Co., Ltd................................   806,214   2,401,592
     Nippon Fine Chemical Co., Ltd........................    82,800   1,024,024
     Nippon Kayaku Co., Ltd...............................   471,600   5,377,907
     Nippon Kinzoku Co., Ltd..............................    36,900     672,660
#    Nippon Koshuha Steel Co., Ltd........................    53,499     382,187
     Nippon Light Metal Holdings Co., Ltd................. 4,181,000   9,445,081
     Nippon Paper Industries Co., Ltd.....................   743,500  12,181,192
     Nippon Pillar Packing Co., Ltd.......................   150,800   2,056,891
     Nippon Soda Co., Ltd.................................   853,000   5,011,656
     Nippon Valqua Industries, Ltd........................   119,599   3,949,169
#    Nippon Yakin Kogyo Co., Ltd..........................   831,300   2,800,123

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
                                                            SHARES     VALUE>>
                                                           --------- -----------
MATERIALS -- (Continued)
#    Nisshin Steel Co., Ltd...............................   344,892 $ 4,850,421
     Nitta Gelatin, Inc...................................    96,800     703,557
     Nittetsu Mining Co., Ltd.............................    39,400   1,892,756
     Nitto FC Co., Ltd....................................   121,400     854,879
     NOF Corp.............................................   206,500   6,805,731
     Nozawa Corp..........................................    53,100     589,693
     Oat Agrio Co., Ltd...................................    20,700     677,685
#    Okamoto Industries, Inc..............................   366,000   4,207,175
     Okura Industrial Co., Ltd............................    58,800   1,374,781
     Osaka Organic Chemical Industry, Ltd.................   108,700   1,451,971
     Osaka Soda Co., Ltd..................................    99,899   2,963,588
     Osaka Steel Co., Ltd.................................    88,500   1,642,084
#    OSAKA Titanium Technologies Co., Ltd.................   146,200   2,111,948
# *  Pacific Metals Co., Ltd..............................   117,999   3,401,408
     Pack Corp. (The).....................................    92,000   2,927,517
#    Rasa Industries, Ltd.................................    53,900   1,381,088
     Rengo Co., Ltd.......................................   848,200   7,756,608
     Riken Technos Corp...................................   245,100   1,245,785
     Sakai Chemical Industry Co., Ltd.....................   114,000   3,195,576
     Sakata INX Corp......................................   299,000   4,308,119
     Sanyo Chemical Industries, Ltd.......................    82,700   3,830,369
#    Sanyo Special Steel Co., Ltd.........................   147,060   3,809,751
#    Seiko PMC Corp.......................................    86,000     818,435
     Sekisui Plastics Co., Ltd............................   173,900   1,601,344
     Shikoku Chemicals Corp...............................   252,900   3,613,246
     Shinagawa Refractories Co., Ltd......................    43,600   1,708,151
     Shin-Etsu Polymer Co., Ltd...........................   305,500   2,754,219
#    Shinko Wire Co., Ltd.................................    18,400     241,461
     SK Kaken Co., Ltd....................................     8,000     745,041
     Soken Chemical & Engineering Co., Ltd................    49,800     909,168
#    Stella Chemifa Corp..................................    79,400   2,474,820
     Sumitomo Bakelite Co., Ltd...........................   551,000   5,572,034
     Sumitomo Osaka Cement Co., Ltd....................... 2,684,000  12,797,715
     Sumitomo Seika Chemicals Co., Ltd....................    67,500   3,372,504
     T Hasegawa Co., Ltd..................................   170,100   3,699,119
     T&K Toka Co., Ltd....................................   139,800   1,611,337
     Taisei Lamick Co., Ltd...............................    41,700   1,172,775
     Taiyo Holdings Co., Ltd..............................   124,400   5,368,719
     Takasago International Corp..........................    99,100   3,391,731
     Takemoto Yohki Co., Ltd..............................    15,100     416,807
     Taki Chemical Co., Ltd...............................     5,300     225,177
     Tayca Corp...........................................   119,400   2,500,592
     Tenma Corp...........................................   119,100   2,168,948
     Toagosei Co., Ltd....................................   746,200   8,743,630
#    Toda Kogyo Corp......................................    30,800     876,323
     Toho Acetylene Co., Ltd..............................    12,700     176,243
     Toho Chemical Industry Co., Ltd......................    47,000     249,820
#    Toho Titanium Co., Ltd...............................   256,900   2,817,111
     Toho Zinc Co., Ltd...................................    95,999   3,554,423
     Tohoku Steel Co., Ltd................................    16,300     223,377
     Tokushu Tokai Paper Co., Ltd.........................    64,858   2,510,729
     Tokuyama Corp........................................   322,798  10,211,160
     Tokyo Ohka Kogyo Co., Ltd............................   256,000   9,290,462
     Tokyo Printing Ink Manufacturing Co., Ltd............    10,200     256,266
#    Tokyo Rope Manufacturing Co., Ltd....................   113,000   1,816,012
#    Tokyo Steel Manufacturing Co., Ltd...................   845,800   7,256,375
     Tokyo Tekko Co., Ltd.................................    50,200     788,033
     Tomoegawa Co., Ltd...................................   168,000     417,257
     Tomoku Co., Ltd......................................    74,300   1,376,324

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
                                                            SHARES     VALUE>>
                                                           --------- ------------
MATERIALS -- (Continued)
     Topy Industries, Ltd.................................   111,400 $  3,056,966
     Toyo Gosei Co., Ltd..................................    34,600      302,150
     Toyo Ink SC Holdings Co., Ltd........................   258,200    7,070,187
     Toyobo Co., Ltd......................................   605,800   10,254,454
#    TYK Corp.............................................   169,400      632,091
#    UACJ Corp............................................   223,141    4,834,828
     Wood One Co., Ltd....................................    48,500      623,235
     Yamato Kogyo Co., Ltd................................   289,400    9,025,242
     Yodogawa Steel Works, Ltd............................   140,200    3,689,102
     Yoshicon Co., Ltd....................................     3,100       42,804
#    Yotai Refractories Co., Ltd..........................   128,800      897,847
     Yuki Gosei Kogyo Co., Ltd............................    36,200       87,810
     Yushiro Chemical Industry Co., Ltd...................    71,500    1,021,104
                                                                     ------------
TOTAL MATERIALS...........................................            460,866,043
                                                                     ------------
REAL ESTATE -- (1.8%)
#    AD Works Co., Ltd.................................... 1,950,700      666,105
     Airport Facilities Co., Ltd..........................   137,270      763,244
     Anabuki Kosan, Inc...................................     4,600      128,371
     Aoyama Zaisan Networks Co., Ltd......................    68,800    1,282,970
#    Apaman Co., Ltd......................................    81,000      787,772
     Arealink Co., Ltd....................................    48,600    1,438,610
#    B-Lot Co., Ltd.......................................    11,000      149,401
     Cosmos Initia Co., Ltd...............................    93,000      591,476
#    CRE, Inc.............................................    60,800      522,053
     Daibiru Corp.........................................   344,000    3,552,471
     Daikyo, Inc..........................................   217,500    4,360,716
#    Dear Life Co., Ltd...................................   155,900      732,414
     Goldcrest Co., Ltd...................................   130,990    2,253,910
     Grandy House Corp....................................   110,900      483,724
     Heiwa Real Estate Co., Ltd...........................   236,600    4,261,211
     Ichigo, Inc.......................................... 1,086,400    4,846,958
#    Intellex Co., Ltd....................................    30,000      234,361
*    Japan Asset Marketing Co., Ltd....................... 1,649,800    1,876,337
     Japan Corporate Housing Service, Inc.................    10,500       70,637
#    Japan Property Management Center Co., Ltd............    87,700    1,050,400
     Kabuki-Za Co., Ltd...................................    23,700    1,239,961
     Keihanshin Building Co., Ltd.........................   272,700    2,271,533
# *  LAND Co., Ltd........................................ 1,824,900      212,415
     Leopalace21 Corp..................................... 1,830,700   10,059,509
#    Mugen Estate Co., Ltd................................    88,900      866,405
     Nippon Commercial Development Co., Ltd...............    88,700    1,472,099
     Nisshin Fudosan Co...................................   214,800    1,325,893
#    Prospect Co., Ltd.................................... 3,251,000    1,368,936
#    Raysum Co., Ltd......................................   114,000    1,784,897
     SAMTY Co., Ltd.......................................   128,500    2,273,820
     Sankyo Frontier Co., Ltd.............................    21,700      657,954
     Sansei Landic Co., Ltd...............................    37,500      396,486
#    Shinoken Group Co., Ltd..............................   202,400    3,570,588
     Star Mica Co., Ltd...................................    89,900    1,824,773
     Sun Frontier Fudousan Co., Ltd.......................   232,900    2,802,948
#    Takara Leben Co., Ltd................................   639,000    2,175,173
#    Tateru, Inc..........................................   282,000    4,709,386
     TOC Co., Ltd.........................................   416,650    3,099,460
#    Tokyo Rakutenchi Co., Ltd............................    21,500      957,688
     Tokyo Theatres Co., Inc..............................    49,099      628,474
     Tosei Corp...........................................   250,000    2,461,058
#    Unizo Holdings Co., Ltd..............................   222,100    4,116,941

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                               SHARES      VALUE>>
                                                             ---------- --------------
REAL ESTATE -- (Continued)
#      Urbanet Corp. Co., Ltd...............................    123,500 $      407,328
                                                                        --------------
TOTAL REAL ESTATE...........................................                80,736,866
                                                                        --------------
TELECOMMUNICATIONS SERVICES -- (0.2%)
# *    Broadmedia Corp......................................    548,000        324,669
#      Freebit Co., Ltd.....................................     79,500        741,039
       Okinawa Cellular Telephone Co........................     71,900      2,756,663
# *    Usen-Next Holdings Co., Ltd..........................    107,400      1,394,204
*      Vision, Inc..........................................     59,500      2,240,648
#      WirelessGate, Inc....................................     63,300        706,729
                                                                        --------------
TOTAL TELECOMMUNICATIONS SERVICES...........................                 8,163,952
                                                                        --------------
UTILITIES -- (1.1%)
# *    Eneres Co., Ltd......................................    189,500        820,389
       eRex Co., Ltd........................................    286,800      2,920,362
       Hiroshima Gas Co., Ltd...............................    310,600      1,056,899
#      Hokkaido Electric Power Co., Inc.....................  1,406,600      9,077,687
       Hokkaido Gas Co., Ltd................................    486,000      1,342,945
# *    Hokuriku Electric Power Co...........................    949,300      9,965,147
       Hokuriku Gas Co., Ltd................................     10,100        277,399
       K&O Energy Group, Inc................................    100,400      1,689,203
       Nippon Gas Co., Ltd..................................     70,200      3,403,410
       Okinawa Electric Power Co., Inc. (The)...............    288,421      6,282,866
# *    RENOVA, Inc..........................................     34,600        657,082
       Saibu Gas Co., Ltd...................................    213,900      5,680,859
       Shizuoka Gas Co., Ltd................................    368,800      3,440,243
       Toell Co., Ltd.......................................     47,900        426,448
#      West Holdings Corp...................................    105,200        830,324
                                                                        --------------
TOTAL UTILITIES.............................................                47,871,263
                                                                        --------------
TOTAL COMMON STOCKS.........................................             4,217,436,983
                                                                        --------------
RIGHTS/WARRANTS -- (0.0%)
FINANCIALS -- (0.0%)
*      Akatsuki Corp. Rights 12/25/18.......................    109,000        108,205
                                                                        --------------
TOTAL INVESTMENT SECURITIES.................................             4,217,545,188
                                                                        --------------

                                                                           VALUE+
                                                                        --------------
SECURITIES LENDING COLLATERAL -- (4.5%)
@ (S)  DFA Short Term Investment Fund....................... 17,011,122    196,835,687
                                                                        --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,571,458,315)^^...................................            $4,414,380,875
                                                                        ==============

>> Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#  Total or Partial Securities on Loan.
*  Non-Income Producing Securities.
+ See Security Valuation Note within the Notes to Schedules of Investments. @ Security purchased with cash proceeds from Securities on Loan.
(S)Affiliated Fund.
^^ See Federal Tax Cost Note within the Notes to Schedules of Investments.

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ------------------------------------------------
                                          LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                         ---------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary............... $4,347,082 $  830,586,606     --  $  834,933,688
   Consumer Staples.....................         --    327,531,172     --     327,531,172
   Energy...............................         --     33,268,605     --      33,268,605
   Financials...........................         --    373,517,449     --     373,517,449
   Healthcare...........................         --    217,172,551     --     217,172,551
   Industrials..........................         --  1,244,186,509     --   1,244,186,509
   Information Technology...............     55,243    589,133,642     --     589,188,885
   Materials............................         --    460,866,043     --     460,866,043
   Real Estate..........................         --     80,736,866     --      80,736,866
   Telecommunications Services..........         --      8,163,952     --       8,163,952
   Utilities............................         --     47,871,263     --      47,871,263
Rights/Warrants
    Financials..........................         --        108,205     --         108,205
Securities Lending Collateral...........         --    196,835,687     --     196,835,687
                                         ---------- -------------- ------  --------------
TOTAL................................... $4,402,325 $4,409,978,550     --  $4,414,380,875
                                         ========== ============== ======  ==============

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                             SHARES     VALUE>>
                                                           ---------- -----------
COMMON STOCKS -- (92.0%)
AUSTRALIA -- (52.0%)
*    3P Learning, Ltd.....................................     93,233 $    85,978
*    88 Energy, Ltd.......................................    604,262       9,422
     Accent Group, Ltd....................................  1,158,640   1,232,581
     Adacel Technologies, Ltd.............................    140,130     179,289
     Adairs, Ltd..........................................    179,515     302,543
     Adelaide Brighton, Ltd...............................  3,023,920  15,478,127
*    Aeon Metals, Ltd.....................................     45,332      11,801
#    Ainsworth Game Technology, Ltd.......................    981,684     827,277
# *  Alkane Resources, Ltd................................  1,811,839     296,112
     Alliance Aviation Services, Ltd......................     27,285      38,432
     ALS, Ltd.............................................  2,533,074  14,034,804
     Altium, Ltd..........................................    771,636  11,726,346
#    AMA Group, Ltd.......................................  1,445,951   1,030,783
#    Amaysim Australia, Ltd...............................  1,355,718     948,557
     Ansell, Ltd..........................................    896,383  19,211,985
#    AP Eagers, Ltd.......................................    296,589   1,891,745
     APN Property Group, Ltd..............................     26,661       9,006
     Apollo Tourism & Leisure, Ltd........................     38,381      45,087
     Appen, Ltd...........................................    645,977   5,225,955
#    ARB Corp., Ltd.......................................    551,292   8,620,931
#    Ardent Leisure Group.................................  2,996,851   4,239,239
#    ARQ Group, Ltd.......................................    970,727   2,179,413
#    Asaleo Care, Ltd.....................................  2,714,720   1,413,218
     Atlas Arteria, Ltd...................................  3,049,851  14,822,659
*    Atlas Iron, Ltd......................................  8,964,247     279,966
#    AUB Group, Ltd.......................................    300,739   2,932,386
*    Aurelia Metals, Ltd..................................    676,418     288,711
     Ausdrill, Ltd........................................  2,164,032   2,938,053
     Austal, Ltd..........................................  1,540,941   1,970,676
*    Austin Engineering, Ltd..............................     95,866      15,302
# *  Australian Agricultural Co., Ltd.....................  2,990,515   2,816,406
     Australian Finance Group, Ltd........................    513,446     580,680
     Australian Pharmaceutical Industries, Ltd............  2,860,486   3,600,095
*    Australian Property Systems, Ltd.....................  1,170,797   5,485,734
     Australian Vintage, Ltd..............................  4,199,886   1,749,230
     Auswide Bank, Ltd....................................    102,961     431,865
#    Automotive Holdings Group, Ltd.......................  1,948,477   3,959,703
     Aveo Group...........................................  2,789,628   4,914,681
     AVJennings, Ltd......................................  7,085,798   3,575,512
     Axsesstoday, Ltd.....................................     20,251      35,129
#    Baby Bunting Group, Ltd..............................    278,031     339,102
     Bank of Queensland, Ltd..............................    380,336   3,144,322
#    Bapcor, Ltd..........................................  1,672,737   8,676,829
*    Base Resources, Ltd..................................    215,873      44,957
     Beach Energy, Ltd.................................... 14,720,311  20,885,648
# *  Beadell Resources, Ltd...............................  7,171,491     293,528
#    Bega Cheese, Ltd.....................................  1,272,859   6,925,548
     Bell Financial Group, Ltd............................     67,033      53,763
# *  Bellamy's Australia, Ltd.............................    568,208   4,649,919
#    Blackmores, Ltd......................................     83,730   9,227,779
*    Blue Energy, Ltd.....................................     97,807       6,611
#    Blue Sky Alternative Investments, Ltd................     95,426     136,818
#    Bravura Solutions, Ltd...............................    609,099   1,469,513
     Breville Group, Ltd..................................    831,688   6,634,460
#    Brickworks, Ltd......................................    360,540   4,178,440

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- -----------
AUSTRALIA -- (Continued)
# *  Buru Energy, Ltd.....................................    678,801 $   128,745
#    BWX, Ltd.............................................    335,452   1,408,451
#    Cabcharge Australia, Ltd.............................    863,423   1,510,699
     Capilano Honey, Ltd..................................     18,636     222,074
     Capitol Health, Ltd..................................  3,025,003     708,173
     Capral, Ltd..........................................     58,499       6,302
# *  Cardno, Ltd..........................................  1,687,871   1,591,750
*    Carnarvon Petroleum, Ltd.............................  5,872,111   2,164,092
*    Carnegie Clean Energy, Ltd...........................  1,015,131      15,141
#    carsales.com, Ltd....................................  1,702,940  17,657,507
# *  Cash Converters International, Ltd...................  3,008,100     749,899
# *  Catapult Group International, Ltd....................    344,531     307,701
     Cedar Woods Properties, Ltd..........................    370,461   1,690,838
     Centuria Capital Group...............................      9,881      10,463
     Citadel Group, Ltd. (The)............................     22,073     116,912
#    Class, Ltd...........................................    399,883     655,136
*    Clean Seas Seafood, Ltd..............................  1,404,602      55,223
     Cleanaway Waste Management, Ltd...................... 13,883,132  19,203,862
*    Clinuvel Pharmaceuticals, Ltd........................     30,557     279,364
     Clover Corp., Ltd....................................     83,898      97,192
     Codan, Ltd...........................................    552,241   1,203,378
#    Collection House, Ltd................................  2,172,576   2,365,319
     Collins Foods, Ltd...................................    725,291   2,809,890
# *  Cooper Energy, Ltd...................................  7,132,290   2,517,274
#    Corporate Travel Management, Ltd.....................    506,400  10,807,848
     Costa Group Holdings, Ltd............................  1,722,696  10,086,650
#    Credit Corp. Group, Ltd..............................    494,298   7,570,452
# *  CSG, Ltd.............................................  1,252,605     186,350
     CSR, Ltd.............................................  3,711,681  11,712,806
*    CuDeco, Ltd..........................................    387,893      50,807
     Data#3, Ltd..........................................    799,710     906,604
# *  Decmil Group, Ltd....................................    990,896     696,454
*    Devine, Ltd..........................................     25,368       6,102
     Dicker Data, Ltd.....................................    186,807     415,244
     Domain Holdings Australia, Ltd.......................  1,530,389   3,619,300
#    Domino's Pizza Enterprises, Ltd......................    228,169   8,472,882
     Donaco International, Ltd............................     28,566       3,830
*    Doray Minerals, Ltd..................................    194,559      48,367
     Downer EDI, Ltd......................................  4,034,426  22,160,760
     DuluxGroup, Ltd......................................  3,101,823  17,650,499
     DWS, Ltd.............................................    514,109     531,423
     Eclipx Group, Ltd....................................  1,564,252   3,570,801
     Elders, Ltd..........................................    911,619   5,089,966
*    EML Payments, Ltd....................................     53,154      65,626
# *  Energy Resources of Australia, Ltd...................  1,487,868     453,958
# *  Energy World Corp., Ltd..............................  4,255,918     504,913
     EQT Holdings, Ltd....................................     28,836     454,097
     ERM Power, Ltd.......................................  1,089,491   1,198,208
     Estia Health, Ltd....................................  1,328,385   3,179,764
     Euroz, Ltd...........................................    101,762      93,981
     EVENT Hospitality and Entertainment, Ltd.............    539,705   5,526,655
     Evolution Mining, Ltd................................    159,482     330,721
     Fairfax Media, Ltd................................... 19,821,806  11,953,719
# *  FAR, Ltd.............................................  9,219,905     856,316
#    Finbar Group, Ltd....................................    197,129     144,402
     Fleetwood Corp., Ltd. (6341855)......................    423,260     714,599
     Fleetwood Corp., Ltd. (BFXMKH4)......................    224,595     378,779
#    FlexiGroup, Ltd......................................  1,874,036   3,188,435
#    G8 Education, Ltd....................................  2,747,111   5,082,557

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                            SHARES     VALUE>>
                                                           --------- -----------
AUSTRALIA -- (Continued)
# *  Galaxy Resources, Ltd................................ 2,654,227 $ 5,638,404
# *  Gascoyne Resources, Ltd..............................   294,422      97,347
#    Gateway Lifestyle.................................... 1,805,353   3,074,799
#    GBST Holdings, Ltd...................................   178,479     300,190
#    Genworth Mortgage Insurance Australia, Ltd........... 1,788,239   3,575,704
#    Global Construction Services, Ltd....................   251,929     125,644
# *  Gold Road Resources, Ltd............................. 1,490,456     747,453
     GR Engineering Services, Ltd.........................    55,230      55,019
     GrainCorp, Ltd., Class A............................. 1,258,179   6,933,796
     Grange Resources, Ltd................................ 1,724,297     218,239
#    Greencross, Ltd......................................   535,179   1,693,593
*    Greenland Minerals, Ltd..............................   114,047       6,849
#    GUD Holdings, Ltd....................................   956,193  10,085,336
     GWA Group, Ltd....................................... 2,071,266   5,035,615
#    Hansen Technologies, Ltd............................. 1,061,558   2,670,479
#    Harvey Norman Holdings, Ltd..........................   431,160   1,138,641
     Healthscope, Ltd..................................... 5,293,884   8,600,405
     Helloworld Travel, Ltd...............................    12,955      45,194
# *  Highfield Resources, Ltd.............................   160,730      83,655
*    Hills, Ltd...........................................   455,585      66,151
*    Horizon Oil, Ltd..................................... 4,073,887     408,876
#    HT&E, Ltd............................................ 2,174,438   4,035,245
     IDP Education, Ltd...................................   394,919   2,866,083
     Iluka Resources, Ltd.................................   632,064   5,387,107
*    Imdex, Ltd........................................... 2,130,372   1,952,900
#    IMF Bentham, Ltd..................................... 1,281,537   2,649,288
*    Immutep, Ltd......................................... 1,409,121      35,731
#    Independence Group NL................................ 3,313,169  11,088,329
*    Infigen Energy....................................... 5,276,965   2,570,744
     Infomedia, Ltd....................................... 2,521,963   1,877,119
#    Inghams Group, Ltd...................................   803,576   2,191,605
     Integral Diagnostics, Ltd............................    14,901      31,053
     Integrated Research, Ltd.............................   624,118   1,183,079
#    InvoCare, Ltd........................................   920,100   9,703,379
#    IOOF Holdings, Ltd................................... 2,368,404  16,112,446
#    IPH, Ltd.............................................   875,080   3,190,340
#    IRESS, Ltd........................................... 1,175,824  10,100,522
#    iSelect, Ltd.........................................   742,596     444,289
#    iSentia Group, Ltd................................... 1,014,066     595,590
     IVE Group, Ltd.......................................   343,043     573,815
#    Japara Healthcare, Ltd............................... 1,648,443   2,274,673
#    JB Hi-Fi, Ltd........................................   962,791  17,056,501
     Jumbo Interactive, Ltd...............................   136,020     409,385
# *  Jupiter Mines, Ltd...................................   344,616      98,457
     K&S Corp., Ltd.......................................   274,800     305,723
# *  Karoon Gas Australia, Ltd............................ 1,703,069   1,488,256
*    Kingsgate Consolidated, Ltd.......................... 1,797,365     327,216
*    Kingsrose Mining, Ltd................................   937,248      48,106
#    Kogan.com, Ltd.......................................   193,583     676,486
     Lifestyle Communities, Ltd...........................    56,597     242,215
     Link Administration Holdings, Ltd.................... 2,142,675  12,238,628
     Lovisa Holdings, Ltd.................................   133,220   1,109,958
# *  Lynas Corp., Ltd..................................... 2,451,830   4,139,082
     MACA, Ltd............................................   999,963     952,050
*    Macmahon Holdings, Ltd............................... 7,324,803   1,295,818
#    Magellan Financial Group, Ltd........................   464,490   8,527,995
     MaxiTRANS Industries, Ltd............................   915,613     384,631
# *  Mayne Pharma Group, Ltd.............................. 6,757,843   4,977,419
     McMillan Shakespeare, Ltd............................   487,275   5,900,552

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                            SHARES     VALUE>>
                                                           --------- -----------
AUSTRALIA -- (Continued)
     McPherson's, Ltd.....................................   645,090 $   809,882
*    Medusa Mining, Ltd................................... 1,334,671     361,359
# *  Mesoblast, Ltd.......................................   809,274   1,132,086
#    Metals X, Ltd........................................ 3,206,431   1,691,374
#    Metcash, Ltd......................................... 6,732,322  13,161,986
#    Michael Hill International, Ltd...................... 1,490,263   1,047,896
#    Michael Hill International, Ltd......................    94,305      66,521
*    Millennium Minerals, Ltd.............................   946,708     130,324
*    Mincor Resources NL..................................   766,120     211,127
     Mineral Resources, Ltd............................... 1,168,088  14,403,603
# *  MMA Offshore, Ltd.................................... 4,749,942     969,136
#    MNF Group, Ltd.......................................   191,475     743,768
     Monadelphous Group, Ltd..............................   813,595   8,914,083
#    Monash IVF Group, Ltd................................   929,280     773,139
#    Money3 Corp., Ltd....................................   636,502     968,100
#    Mortgage Choice, Ltd.................................   843,889     984,588
     Motorcycle Holdings, Ltd.............................    14,469      33,299
     Mount Gibson Iron, Ltd............................... 4,879,718   1,540,357
#    Myer Holdings, Ltd................................... 5,669,367   1,960,552
     MYOB Group, Ltd...................................... 2,757,785   6,418,674
     MyState, Ltd.........................................   467,834   1,687,108
     Navigator Global Investments, Ltd....................   779,880   3,364,458
#    Navitas, Ltd......................................... 1,792,167   5,733,914
#    Neometals, Ltd.......................................   572,181     123,235
# *  NetComm Wireless, Ltd................................   216,798     179,631
     New Hope Corp., Ltd..................................   336,348     796,679
*    NEXTDC, Ltd..........................................   131,506     706,499
     nib holdings, Ltd.................................... 2,972,376  12,457,797
     Nick Scali, Ltd......................................   275,435   1,265,213
#    Nine Entertainment Co. Holdings, Ltd................. 4,317,723   7,192,635
     Northern Star Resources, Ltd......................... 4,110,242  21,989,455
*    NRW Holdings, Ltd.................................... 2,540,504   3,205,325
#    Nufarm, Ltd.......................................... 1,720,608   9,144,048
#    OFX Group, Ltd....................................... 1,510,643   1,962,084
*    OM Holdings, Ltd.....................................    81,379      76,317
*    Onevue Holdings, Ltd.................................   540,767     321,680
     oOh!media, Ltd.......................................   879,451   3,171,222
     Orora, Ltd........................................... 7,227,410  19,489,139
     OZ Minerals, Ltd..................................... 2,261,116  15,967,383
     Pacific Current Group, Ltd...........................   168,408     889,341
     Pacific Energy, Ltd..................................    33,400      14,393
*    Pacific Niugini, Ltd.................................   407,293      84,952
     Pacific Smiles Group, Ltd............................   256,946     276,998
#    Pact Group Holdings, Ltd.............................   894,358   3,593,699
*    Panoramic Resources, Ltd............................. 2,802,164   1,157,033
     Paragon Care, Ltd....................................   605,641     360,355
     Peet, Ltd............................................ 1,846,384   1,649,582
     Pendal Group, Ltd.................................... 1,209,577   8,360,476
# *  Peninsula Energy, Ltd................................   268,623      63,020
#    Perpetual, Ltd.......................................   356,426  11,570,516
# *  Perseus Mining, Ltd.................................. 7,749,285   2,308,436
     Pioneer Credit, Ltd..................................   158,129     384,184
#    Platinum Asset Management, Ltd....................... 1,290,958   5,269,720
*    PMP, Ltd............................................. 2,421,092     432,261
# *  Praemium, Ltd........................................ 1,096,330     669,055
#    Premier Investments, Ltd.............................   636,665   8,223,276
     Primary Health Care, Ltd............................. 3,326,526   8,693,739
#    Prime Media Group, Ltd............................... 2,115,465     487,049
     Pro Medicus, Ltd.....................................   198,593   1,239,704

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- -----------
AUSTRALIA -- (Continued)
     PWR Holdings, Ltd....................................     67,229 $   141,811
     QMS Media, Ltd.......................................    322,350     247,968
#    Qube Holdings, Ltd...................................  4,471,985   8,615,375
# *  Quintis, Ltd.........................................  2,130,129     207,688
# *  Ramelius Resources, Ltd..............................  3,502,863   1,434,096
     RCR Tomlinson, Ltd...................................  1,214,629   2,526,743
*    Reckon, Ltd..........................................    446,073     289,606
# *  Red River Resources, Ltd.............................    322,302      58,817
     Reece, Ltd...........................................    980,451   8,913,364
#    Regis Healthcare, Ltd................................  1,251,488   3,231,733
     Regis Resources, Ltd.................................  3,227,165  10,701,369
     Reject Shop, Ltd. (The)..............................    277,760   1,153,313
     Reliance Worldwide Corp., Ltd........................  3,364,697  14,864,116
#    Resolute Mining, Ltd.................................  7,575,156   7,180,833
#    Retail Food Group, Ltd...............................  1,339,855     407,520
     Ridley Corp., Ltd....................................  1,707,451   1,672,490
*    RPMGlobal Holdings, Ltd..............................     52,065      23,034
     Ruralco Holdings, Ltd................................    164,672     342,473
#    RXP Services, Ltd....................................    495,127     178,583
     Salmat, Ltd..........................................    645,788     320,754
     Sandfire Resources NL................................  1,330,178   7,307,015
*    Saracen Mineral Holdings, Ltd........................  7,247,386  10,098,433
#    SeaLink Travel Group, Ltd............................    189,368     614,694
     Select Harvests, Ltd.................................    688,133   3,068,698
*    Senetas Corp., Ltd...................................    131,335      10,794
# *  Senex Energy, Ltd.................................... 11,411,198   3,811,888
#    Servcorp, Ltd........................................    348,096   1,125,894
     Service Stream, Ltd..................................  2,120,468   2,491,960
     Seven Group Holdings, Ltd............................    625,509   8,919,906
     Seven West Media, Ltd................................  7,785,820   4,810,617
#    SG Fleet Group, Ltd..................................    356,223     938,144
     Shine Corporate, Ltd.................................     15,573      10,824
#    Shriro Holdings, Ltd.................................    148,697     123,674
#    Sigma Healthcare, Ltd................................  8,320,487   3,032,824
#    Silver Chef, Ltd.....................................    138,918     306,441
# *  Silver Lake Resources, Ltd...........................  4,060,760   1,687,167
     Sims Metal Management, Ltd...........................  1,382,214  17,646,402
*    Sino Gas & Energy Holdings, Ltd......................  5,110,708     911,857
     Sirtex Medical, Ltd..................................    490,548  11,589,014
     SmartGroup Corp., Ltd................................    598,299   5,402,665
     Southern Cross Media Group, Ltd......................  3,965,374   3,717,041
     Spark Infrastructure Group...........................  9,880,226  16,903,385
     SpeedCast International, Ltd.........................  1,854,862   8,545,157
     SRG, Ltd.............................................      6,791       8,354
     St Barbara, Ltd......................................  4,165,437  12,761,757
     Steadfast Group, Ltd.................................  5,017,701  10,897,278
*    Strike Energy, Ltd...................................  1,789,423     146,233
*    Sundance Energy Australia, Ltd....................... 32,443,253   1,782,156
     Sunland Group, Ltd...................................    740,896     990,255
#    Super Retail Group, Ltd..............................  1,288,021   8,851,265
#    Superloop, Ltd.......................................    331,524     556,778
# *  Syrah Resources, Ltd.................................  1,570,227   3,514,671
#    Tassal Group, Ltd....................................  1,418,519   4,405,319
#    Technology One, Ltd..................................  1,793,577   6,590,443
     Thorn Group, Ltd.....................................    744,756     329,274
*    Tiger Resources, Ltd.................................  9,447,997      52,645
*    Tribune Resources, Ltd...............................      3,093      14,655
# *  Troy Resources, Ltd..................................  2,360,484     227,565
     Villa World, Ltd.....................................    767,485   1,266,631

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                             SHARES      VALUE>>
                                                           ---------- --------------
AUSTRALIA -- (Continued)
# *  Village Roadshow, Ltd................................    997,545 $    1,408,960
# *  Virgin Australia Holdings, Ltd....................... 11,947,588      1,952,137
     Virtus Health, Ltd...................................    524,539      2,189,861
#    Vita Group, Ltd......................................    454,794        330,646
# *  Vocus Group, Ltd.....................................  4,330,071      7,778,413
*    Watpac, Ltd..........................................    760,701        421,214
#    Webjet, Ltd..........................................    807,424      8,018,588
     Webster, Ltd.........................................     92,933        122,436
     Western Areas, Ltd...................................  2,274,784      5,488,487
# *  Westgold Resources, Ltd..............................  1,580,199      1,869,586
     Whitehaven Coal, Ltd.................................    725,741      2,933,386
     WiseTech Global, Ltd.................................    124,562      1,413,150
     WorleyParsons, Ltd...................................    926,996     12,648,655
     WPP AUNZ, Ltd........................................  2,476,651      1,694,722
     Xenith IP Group, Ltd.................................      9,607          8,693
                                                                      --------------
TOTAL AUSTRALIA...........................................             1,088,078,978
                                                                      --------------
CANADA -- (0.0%)
*    Copper Mountain Mining Corp..........................     28,499         25,431
                                                                      --------------
CHINA -- (0.0%)
*    GCL New Energy Holdings, Ltd.........................  1,886,000         83,233
     Strong Petrochemical Holdings, Ltd...................  1,246,000         79,457
     Xinghua Port Holdings, Ltd...........................  2,435,750        298,386
     Yeebo International Holdings, Ltd....................  2,284,000        524,739
                                                                      --------------
TOTAL CHINA...............................................                   985,815
                                                                      --------------
HONG KONG -- (25.3%)
     Aeon Credit Service Asia Co., Ltd....................    752,000        637,136
     Aeon Stores Hong Kong Co., Ltd.......................    248,000        128,141
#    Agritrade Resources, Ltd............................. 22,815,000      4,972,176
     Alco Holdings, Ltd...................................  1,614,000        267,713
     Allan International Holdings.........................     32,000          8,361
#    Allied Group, Ltd....................................    661,200      4,130,509
     Allied Properties HK, Ltd............................ 12,495,857      2,882,086
     Alltronics Holdings, Ltd.............................  2,500,600        634,581
     APAC Resources, Ltd..................................  2,270,888        346,197
# *  Applied Development Holdings, Ltd.................... 13,670,000        961,750
     APT Satellite Holdings, Ltd..........................  3,008,500      1,145,651
     Arts Optical International Hldgs, Ltd................    730,000        188,739
     Asia Financial Holdings, Ltd.........................  2,404,908      1,471,817
*    Asia Investment Finance Group, Ltd................... 15,652,000        139,591
     Asia Pacific Silk Road Investment Co., Ltd...........  2,200,000         37,839
     Asia Satellite Telecommunications Holdings, Ltd......    934,500        571,695
     Asia Standard Hotel Group, Ltd....................... 33,851,654      1,966,640
#    Asia Standard International Group, Ltd............... 13,270,917      3,147,030
     Asiasec Properties, Ltd..............................    559,000        278,770
     Associated International Hotels, Ltd.................    952,000      2,889,043
*    Auto Italia Holdings.................................  1,900,000         19,280
     Automated Systems Holdings, Ltd......................    404,400         63,496
*    BeijingWest Industries International, Ltd............  1,277,600        190,586
*    Best Food Holding Co., Ltd...........................    874,000        146,927
*    Bison Finance Group, Ltd.............................    350,000         56,286
#    BOE Varitronix, Ltd..................................  3,046,293      1,209,236
*    Bonjour Holdings, Ltd................................ 14,578,600        557,503
     Bossini International Holdings, Ltd..................  3,699,500        153,426
#    Bright Smart Securities & Commodities Group, Ltd.....  6,724,000      1,776,530
*    Brightoil Petroleum Holdings, Ltd.................... 10,052,000        720,374

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ----------- ----------
HONG KONG -- (Continued)
# *  Brockman Mining, Ltd.................................  22,810,814 $  591,270
*    Burwill Holdings, Ltd................................  35,754,960  1,393,319
     Cafe de Coral Holdings, Ltd..........................   2,874,000  7,249,505
*    Camsing International Holding, Ltd...................   2,486,000  2,162,980
*    Cash Financial Services Group, Ltd...................   2,934,000     44,059
*    CCT Land Holdings, Ltd...............................  18,640,000     23,748
# *  CEFC Hong Kong Financial Investment Co., Ltd.........     810,000     30,057
     Ceneric Holdings, Ltd................................     920,000     32,233
     Century City International Holdings, Ltd.............   6,723,460    617,679
#    CGN Mining Co., Ltd..................................   4,855,000    278,834
*    Champion Technology Holdings, Ltd....................     427,346     23,433
     Chen Hsong Holdings..................................   1,212,000    301,236
     Cheuk Nang Holdings, Ltd.............................     679,350    415,555
     Chevalier International Holdings, Ltd................     820,989  1,270,066
*    China Baofeng International, Ltd.....................      22,000      8,376
*    China Baoli Technologies Holdings, Ltd...............   4,825,000     38,520
*    China Best Group Holding, Ltd........................   8,500,000     75,821
*    China Chuanglian Education Financial Group, Ltd......   5,416,000     61,290
     China Display Optoelectronics Technology Holdings,
       Ltd................................................   4,928,000    428,300
*    China Energy Development Holdings, Ltd...............  53,782,000    527,422
     China Flavors & Fragrances Co., Ltd..................   1,915,028    660,352
*    China Fortune Financial Group, Ltd...................   6,570,000     97,983
#    China Goldjoy Group, Ltd.............................  16,172,000    991,670
*    China HKBridge Holdings, Ltd.........................     103,000     16,265
# *  China LNG Group, Ltd.................................   7,534,001  1,221,876
*    China Ludao Technology Co., Ltd......................     580,000    101,291
*    China Medical & HealthCare Group, Ltd................  42,916,800  1,376,445
     China Motor Bus Co., Ltd.............................      60,600    758,338
# *  China Shandong Hi-Speed Financial Group, Ltd.........   2,406,000     70,412
*    China Soft Power Technology Holdings, Ltd............  27,378,402    241,332
*    China Solar Energy Holdings, Ltd.....................   1,669,500      7,179
*    China Star Entertainment, Ltd........................   5,700,000    196,998
# *  China Strategic Holdings, Ltd........................  77,781,250    764,459
     China Ting Group Holdings, Ltd.......................   2,565,151    119,236
*    China Tonghai International Financial, Ltd...........   1,230,000    137,902
#    Chinese Estates Holdings, Ltd........................   3,104,500  4,122,510
*    Chinlink International Holdings, Ltd.................     909,800    108,844
     Chinney Investments, Ltd.............................   1,180,000    465,442
     Chong Hing Bank, Ltd.................................     180,000    334,463
     Chow Sang Sang Holdings International, Ltd...........   2,419,000  4,249,362
     CHTC Fong's International Co., Ltd...................      42,000      7,800
     Chuang's China Investments, Ltd......................   8,251,407    547,355
     Chuang's Consortium International, Ltd...............   7,399,043  1,575,559
     CITIC Telecom International Holdings, Ltd............  12,613,125  3,573,070
#    CK Life Sciences Intl Holdings, Inc..................  23,450,000  1,586,723
*    CMMB Vision Holdings, Ltd............................   9,204,000    149,060
     CNQC International Holdings, Ltd.....................   4,127,500  1,111,065
     CNT Group, Ltd.......................................   8,303,264    380,460
# *  Common Splendor International Health Industry Group,
       Ltd................................................  12,358,000  1,369,604
*    Continental Holdings, Ltd............................     450,000      6,885
#    Convenience Retail Asia, Ltd.........................     142,000     62,872
# *  Convoy Global Holdings, Ltd..........................  38,622,000    308,029
*    Cosmopolitan International Holdings, Ltd.............   2,320,000    351,628
#    Cowell e Holdings, Inc...............................   4,533,000    956,004
*    CP Lotus Corp........................................  11,880,000    160,807
*    Crocodile Garments...................................   2,196,000    215,585
     Cross-Harbour Holdings, Ltd. (The)...................     989,956  1,665,528
     CSI Properties, Ltd..................................  43,696,383  2,449,799
*    CST Group, Ltd....................................... 140,296,000    588,814

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                             SHARES      VALUE>>
                                                           ----------- -----------
HONG KONG -- (Continued)
*    Culturecom Holdings, Ltd.............................      45,000 $     1,953
     CW Group Holdings, Ltd...............................   1,361,500      40,069
     Dah Sing Banking Group, Ltd..........................   4,010,316   8,518,794
     Dah Sing Financial Holdings, Ltd.....................   1,594,144  10,117,490
#    Dickson Concepts International, Ltd..................   1,466,000     628,099
# *  Digital Domain Holdings, Ltd.........................  24,650,000     402,516
*    DTXS Silk Road Investment Holdings Co., Ltd..........      42,000      21,669
     Dynamic Holdings, Ltd................................      70,000      66,860
     Eagle Nice International Holdings, Ltd...............   2,114,000     992,594
     EcoGreen International Group, Ltd....................   1,844,640     393,071
*    eForce Holdings, Ltd.................................   7,792,000     167,150
*    Elegance Optical International Holdings, Ltd.........     542,000     124,995
     Emperor Capital Group, Ltd...........................  31,527,000   1,912,868
     Emperor Entertainment Hotel, Ltd.....................   4,895,000   1,073,640
     Emperor International Holdings, Ltd..................   9,578,753   2,747,377
     Emperor Watch & Jewellery, Ltd.......................  29,040,000   1,633,855
#    Enerchina Holdings, Ltd..............................  13,910,400     772,679
*    Energy International Investments Holdings, Ltd.......     680,000      21,073
*    ENM Holdings, Ltd....................................  14,680,000   1,914,001
# *  Esprit Holdings, Ltd.................................  16,322,050   4,416,545
*    eSun Holdings, Ltd...................................   4,444,000     719,946
*    Eternity Investment, Ltd.............................     830,000      18,525
     Fairwood Holdings, Ltd...............................     781,100   2,977,064
     Far East Consortium International, Ltd...............  10,226,463   5,736,243
*    Far East Holdings International, Ltd.................   1,911,000     134,388
# *  FIH Mobile, Ltd......................................  25,393,000   3,857,634
     First Pacific Co., Ltd...............................  12,120,000   5,631,647
*    First Shanghai Investments, Ltd......................   6,944,000     480,885
     Fountain SET Holdings, Ltd...........................   6,200,000     932,888
     Four Seas Mercantile Holdings, Ltd...................     610,000     284,084
*    Freeman FinTech Corp., Ltd...........................  79,480,000   1,046,681
#    Future Bright Holdings, Ltd..........................   3,288,000     381,780
*    Future World Financial Holdings, Ltd.................     205,723       3,107
     Get Nice Financial Group, Ltd........................   2,530,600     319,150
     Get Nice Holdings, Ltd...............................  51,222,000   1,797,934
     Giordano International, Ltd..........................  12,578,000   7,144,316
# *  Global Brands Group Holding, Ltd.....................  60,090,000   3,417,720
     Glorious Sun Enterprises, Ltd........................   4,328,000     447,294
     Gold Peak Industries Holdings, Ltd...................   3,029,642     324,318
     Golden Resources Development International, Ltd......   3,330,500     199,408
# *  Gold-Finance Holdings, Ltd...........................   9,410,000   2,840,722
# *  Good Resources Holdings, Ltd.........................   9,720,000     237,877
#    Goodbaby International Holdings, Ltd.................   5,134,000   2,691,489
*    GR Properties, Ltd...................................   2,204,000     245,659
     Great Eagle Holdings, Ltd............................     728,248   3,574,784
*    Greenheart Group, Ltd................................   1,069,400     123,047
*    Greentech Technology International, Ltd..............   6,240,000      74,771
*    G-Resources Group, Ltd............................... 201,669,600   2,366,911
*    Group Sense International, Ltd.......................   5,410,000     320,504
     Guangnan Holdings, Ltd...............................   2,363,600     267,861
#    Guotai Junan International Holdings, Ltd.............  33,255,797   7,776,638
#    Haitong International Securities Group, Ltd..........  18,960,067   8,568,512
     Hang Lung Group, Ltd.................................     123,000     363,954
     Hanison Construction Holdings, Ltd...................   2,405,649     417,026
*    Hao Tian Development Group, Ltd......................  19,412,400     665,646
     Harbour Centre Development, Ltd......................     935,500   1,795,265
     High Fashion International, Ltd......................     250,000      59,287
*    HJ Capital International Holdings Co., Ltd...........   1,900,000      28,230
     HKBN, Ltd............................................   5,423,000   8,402,502

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE>>
                                                                ---------- -----------
HONG KONG -- (Continued)
     HKR International, Ltd....................................  6,287,136 $ 3,906,485
     Hoifu Energy Group, Ltd...................................  2,816,000     351,594
     Hon Kwok Land Investment Co., Ltd.........................    388,800     215,582
#    Hong Kong Aircraft Engineering Co., Ltd...................    157,200   1,388,025
     Hong Kong Ferry Holdings Co., Ltd.........................    866,300     967,058
#    Hong Kong International Construction Investment
       Management Group Co., Ltd...............................  2,892,000     675,416
     Hong Kong Shanghai Alliance Holdings, Ltd.................  1,248,002     112,909
# *  Hong Kong Television Network, Ltd.........................  4,429,751   1,569,134
#    Hongkong & Shanghai Hotels, Ltd. (The)....................  3,298,845   4,628,817
     Hongkong Chinese, Ltd.....................................  5,038,000     804,118
#    Honma Golf, Ltd...........................................    468,500     470,088
     Hop Hing Group Holdings, Ltd.............................. 13,596,000     283,591
     Hopewell Holdings, Ltd....................................  3,604,500  12,804,860
# *  Hsin Chong Group Holdings, Ltd............................ 10,323,403      86,280
#    Huarong International Financial Holdings, Ltd.............    732,000      96,040
# *  Huarong Investment Stock Corp., Ltd.......................  1,050,000      57,350
*    Huisheng International Holdings, Ltd......................  2,228,000      56,901
     Hung Hing Printing Group, Ltd.............................  2,872,000     541,843
#    Hutchison Telecommunications Hong Kong Holdings, Ltd...... 13,212,000   4,729,410
*    I-CABLE Communications, Ltd...............................  1,030,000      17,074
     IGG, Inc.................................................. 10,162,000  13,168,781
*    Imagi International Holdings, Ltd.........................  2,294,300     504,101
     International Housewares Retail Co., Ltd..................  1,108,000     279,805
     IPE Group, Ltd............................................  3,345,000     557,058
# *  IRC, Ltd.................................................. 29,662,266     515,468
     IT, Ltd...................................................  4,706,532   3,099,345
#    ITC Properties Group, Ltd.................................  5,940,836   1,846,149
     Jacobson Pharma Corp., Ltd................................  1,812,000     427,474
     Johnson Electric Holdings, Ltd............................  2,727,750   8,085,291
     Kader Holdings Co., Ltd...................................    788,000     130,876
     Kam Hing International Holdings, Ltd......................  1,830,000     168,168
     Karrie International Holdings, Ltd........................  2,278,000     328,637
#    Keck Seng Investments.....................................    878,600     783,358
     Kerry Logistics Network, Ltd..............................  3,229,000   4,229,142
     Kin Yat Holdings, Ltd.....................................    242,000      68,883
     Kingmaker Footwear Holdings, Ltd..........................  2,200,955     575,190
     Kowloon Development Co., Ltd..............................  2,728,000   3,179,380
*    Kwan On Holdings, Ltd.....................................  2,340,000     214,473
     Kwoon Chung Bus Holdings, Ltd.............................     44,000      24,107
     Lai Sun Development Co., Ltd..............................  2,003,410   3,437,183
     Lai Sun Garment International, Ltd........................    673,055     985,989
     Lam Soon Hong Kong, Ltd...................................    302,310     516,015
*    Landing International Development, Ltd....................  2,796,400   2,773,958
     Landsea Green Group Co., Ltd..............................  2,788,000     333,890
     Langham Hospitality Investments and Langham Hospitality
       Investments, Ltd........................................    359,500     148,043
# *  LEAP Holdings Group, Ltd..................................  5,160,000     474,362
     Lifestyle International Holdings, Ltd.....................  2,741,000   5,456,769
     Lippo China Resources, Ltd................................ 20,922,000     507,720
     Lippo, Ltd................................................  1,161,700     576,863
     Liu Chong Hing Investment, Ltd............................  1,353,200   2,139,848
     L'Occitane International SA...............................  1,646,000   2,874,372
     Luk Fook Holdings International, Ltd......................  3,747,000  13,331,148
     Luks Group Vietnam Holdings Co., Ltd......................    514,913     160,768
     Lung Kee Bermuda Holdings.................................  1,609,875     787,993
#    Macau Legend Development, Ltd............................. 18,092,000   3,207,408
     Magnificent Hotel Investment, Ltd......................... 13,170,000     340,539
*    Man Sang International, Ltd...............................    132,000       7,883
#    Man Wah Holdings, Ltd..................................... 15,277,600  11,267,558

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE>>
                                                                ---------- -----------
HONG KONG -- (Continued)
# *  Mason Group Holdings, Ltd................................. 77,873,399 $ 1,496,709
# *  Master Glory Group, Ltd...................................    394,860       2,113
# *  Master Glory Group, Ltd................................... 50,100,592     267,276
     Matrix Holdings, Ltd......................................  1,067,414     359,631
*    Maxnerva Technology Services, Ltd.........................    982,000     133,083
*    Mei Ah Entertainment Group, Ltd...........................  1,080,000      30,304
     Meilleure Health International Industry Group, Ltd........  2,118,000     107,637
     Melbourne Enterprises, Ltd................................     39,500   1,051,618
     Microport Scientific Corp.................................  3,021,000   3,491,392
*    Midas International Holdings, Ltd.........................  8,740,000     276,688
     Midland Holdings, Ltd.....................................  5,254,000   1,443,321
*    Midland IC&I, Ltd.........................................  2,591,000     100,942
     Ming Fai International Holdings, Ltd......................  2,148,000     284,397
     Miramar Hotel & Investment................................  1,067,000   2,034,840
     Modern Dental Group, Ltd..................................  2,185,000     521,015
*    Mongolian Mining Corp..................................... 17,058,500     258,703
     Morris Holdings, Ltd......................................    810,000     183,733
     NagaCorp., Ltd............................................ 11,318,000  12,718,008
     Nameson Holdings, Ltd.....................................  6,562,000   1,121,959
#    Nanfang Communication Holdings, Ltd.......................    556,000     333,404
     Nanyang Holdings, Ltd.....................................    133,500     952,309
     National Electronics Hldgs................................  2,668,600     401,280
*    National United Resources Holdings, Ltd................... 18,280,000      61,950
*    Neo-Neon Holdings, Ltd....................................  2,337,500     220,563
*    New Century Group Hong Kong, Ltd.......................... 13,351,464     224,895
*    NEW Concepts Holdings, Ltd................................  1,012,000     449,975
*    New Sports Group, Ltd.....................................  2,566,000     216,511
*    New Times Energy Corp., Ltd............................... 10,056,600     174,420
# *  NewOcean Energy Holdings, Ltd.............................  8,562,000   2,119,633
*    Newtree Group Holdings, Ltd...............................  9,310,000     676,501
*    Next Digital, Ltd.........................................    807,183      24,396
*    Nimble Holdings Co., Ltd..................................  1,002,000     139,106
*    OCI International Holdings, Ltd...........................     56,000       8,559
     On Time Logistics Holdings, Ltd...........................    104,000      49,025
#    OP Financial, Ltd.........................................  6,368,000   2,439,327
     Orange Sky Golden Harvest Entertainment Holdings, Ltd..... 10,874,706     679,943
     Orient Overseas International, Ltd........................  1,123,000  11,810,812
     Oriental Watch Holdings...................................  3,224,800     993,616
*    Pacific Andes International Holdings, Ltd................. 19,435,067      67,845
*    Pacific Basin Shipping, Ltd............................... 34,468,000   9,007,622
     Pacific Textiles Holdings, Ltd............................  7,212,000   6,051,089
     Pak Fah Yeow International, Ltd...........................      5,000       2,179
     Paliburg Holdings, Ltd....................................  3,180,830   1,302,150
# *  Paradise Entertainment, Ltd...............................  3,652,000     419,544
     PC Partner Group, Ltd.....................................  1,898,000   1,591,944
*    Pearl Oriental Oil, Ltd................................... 11,849,400     135,883
     Pegasus International Holdings, Ltd.......................    226,000      27,351
     Perfect Shape Beauty Technology, Ltd......................  2,996,000     875,557
#    Pico Far East Holdings, Ltd...............................  5,886,000   2,438,165
*    Pine Technology Holdings, Ltd.............................    326,000      34,431
     Playmates Holdings, Ltd...................................  7,082,000     930,436
     Playmates Toys, Ltd.......................................  6,328,000     596,961
     Plover Bay Technologies, Ltd..............................  2,192,000     359,142
#    Pokfulam Development Co...................................    234,000     543,083
     Polytec Asset Holdings, Ltd............................... 11,588,526   1,258,315
*    PT International Development Co., Ltd.....................  4,365,150     244,676
     Public Financial Holdings, Ltd............................  3,166,000   1,329,774
*    PuraPharm Corp., Ltd......................................     74,000      24,605
*    PYI Corp., Ltd............................................ 29,673,973     541,273

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                             SHARES    VALUE>>
                                                           ---------- ----------
HONG KONG -- (Continued)
     Qianhai Health Holdings, Ltd.........................  1,077,499 $    9,643
*    Quali-Smart Holdings, Ltd............................    152,000     10,823
# *  Realord Group Holdings, Ltd..........................  3,664,000  2,156,722
     Regal Hotels International Holdings, Ltd.............  2,915,800  1,668,457
*    Regent Pacific Group, Ltd............................  9,670,000    461,937
#    Regina Miracle International Holdings, Ltd...........  2,094,000  1,653,291
     Sa Sa International Holdings, Ltd.................... 12,668,429  6,762,588
     Safety Godown Co., Ltd...............................    400,000    793,572
     SAS Dragon Holdings, Ltd.............................  2,182,000    723,439
#    SEA Holdings, Ltd....................................  1,669,523  2,388,348
#    Shenwan Hongyuan HK, Ltd.............................  4,291,250  1,125,157
*    Shougang Concord Grand Group, Ltd....................  1,158,000     26,587
     Shun Ho Property Investments, Ltd....................  1,254,757    449,819
     Shun Tak Holdings, Ltd............................... 13,739,419  5,576,504
# *  Shunten International Holdings, Ltd.................. 11,328,000    439,734
*    Silver Base Group Holdings, Ltd......................  6,545,515    467,768
*    Sincere Watch Hong Kong, Ltd.........................  4,450,000     56,734
     Sing Tao News Corp., Ltd.............................  1,974,000    236,715
     Singamas Container Holdings, Ltd..................... 12,870,000  1,643,596
     SIS International Holdings...........................     34,000     19,059
     SITC International Holdings Co., Ltd.................  4,103,000  3,983,175
#    Sitoy Group Holdings, Ltd............................  2,181,000    631,460
*    Sky Light Holdings, Ltd..............................    721,000     63,478
#    SmarTone Telecommunications Holdings, Ltd............  4,045,981  4,186,197
*    SOCAM Development, Ltd...............................  2,552,771    753,796
# *  Solartech International Holdings, Ltd................ 18,960,000  2,583,829
*    Solomon Systech International, Ltd................... 11,680,000    417,836
     Soundwill Holdings, Ltd..............................    645,500  1,029,767
*    South China Financial Holdings, Ltd.................. 21,850,000     83,533
*    South China Holdings Co., Ltd........................ 17,774,502    515,238
*    South Sea Petroleum Holdings, Ltd....................  1,920,000      8,803
*    South Shore Holdings, Ltd............................    156,750     14,013
     Stella International Holdings, Ltd...................  2,067,500  2,343,995
     Stelux Holdings International, Ltd...................  2,910,400    129,996
*    Success Universe Group, Ltd..........................  6,716,000    240,089
# *  Summit Ascent Holdings, Ltd..........................  8,540,000    871,969
     Sun Hing Vision Group Holdings, Ltd..................    358,000    127,822
     Sun Hung Kai & Co., Ltd..............................  5,113,429  2,988,448
     SUNeVision Holdings, Ltd.............................    343,000    245,128
     Sunwah Kingsway Capital Holdings, Ltd................  9,312,500    110,524
*    Synergy Group Holdings International, Ltd............    652,000    120,697
     TAI Cheung Holdings, Ltd.............................  2,143,000  2,311,917
     Tai Sang Land Development, Ltd.......................    781,910    510,798
#    Tai United Holdings, Ltd.............................    670,000     66,654
*    Talent Property Group, Ltd........................... 14,355,000    183,101
#    Tan Chong International, Ltd.........................  1,176,000    425,773
#    Tao Heung Holdings, Ltd..............................  1,468,000    254,490
#    Television Broadcasts, Ltd...........................  2,676,500  8,309,347
*    Termbray Industries International Holdings, Ltd......  2,304,900    129,841
     Tern Properties Co., Ltd.............................     51,200     27,542
#    Texwinca Holdings, Ltd...............................  7,082,000  3,117,837
*    Theme International Holdings, Ltd....................  3,620,000     76,588
#    Tian Teck Land, Ltd..................................  1,024,000  1,224,623
     TK Group Holdings, Ltd...............................  1,024,000    852,133
*    TOM Group, Ltd.......................................  1,326,000    382,217
#    Town Health International Medical Group, Ltd.........  6,692,000    220,650
     Tradelink Electronic Commerce, Ltd...................  5,670,000    875,373
     Transport International Holdings, Ltd................  1,455,464  4,210,490
*    Trinity, Ltd.........................................  8,046,000    638,239

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- ------------
HONG KONG -- (Continued)
*    TSC Group Holdings, Ltd..............................  3,163,000 $    198,976
#    Tsui Wah Holdings, Ltd...............................  4,412,000      534,469
     Union Medical Healthcare, Ltd........................  1,591,097    1,041,701
#    United Laboratories International Holdings, Ltd.
       (The)..............................................  6,386,000    6,089,738
*    Universal Technologies Holdings, Ltd.................  7,410,000      259,583
*    Universe International Financial Holdings, Ltd.......    405,000       38,699
*    Up Energy Development Group, Ltd.....................  3,929,000       12,114
     Upbest Group, Ltd....................................     72,000       10,045
*    Value Convergence Holdings, Ltd......................  6,428,000      900,285
#    Value Partners Group, Ltd............................  7,635,000    5,962,947
     Vanke Property Overseas, Ltd.........................     49,000       29,624
     Vantage International Holdings, Ltd..................  3,160,000      310,364
     Vedan International Holdings, Ltd....................  3,576,000      352,623
*    Victory City International Holdings, Ltd............. 37,535,660      608,156
     Vitasoy International Holdings, Ltd..................  5,587,000   19,907,388
#    VPower Group International Holdings, Ltd.............  1,223,000      563,411
*    VS International Group, Ltd..........................  1,022,000       17,275
#    VSTECS Holdings, Ltd.................................  6,141,600    3,333,454
     VTech Holdings, Ltd..................................  1,121,700   12,571,841
     Wai Kee Holdings, Ltd................................  7,558,738    3,944,529
*    Wan Kei Group Holdings, Ltd..........................    730,000      109,477
     Wang On Group, Ltd................................... 26,240,000      381,773
# *  We Solutions, Ltd....................................  3,188,000      378,361
     Win Hanverky Holdings, Ltd...........................  2,938,000      258,566
*    Winfull Group Holdings, Ltd..........................  9,512,000      160,241
     Wing On Co. International, Ltd.......................    759,000    2,795,703
     Wing Tai Properties, Ltd.............................  2,147,331    1,681,011
     Wonderful Sky Financial Group Holdings, Ltd..........  1,386,000      232,470
     Wong's International Holdings, Ltd...................    737,641      268,842
     Wong's Kong King International.......................    188,000       27,565
     Yangtzekiang Garment, Ltd............................    592,500      211,397
# *  Yat Sing Holdings, Ltd...............................  1,385,000       49,484
     Yau Lee Holdings, Ltd................................    424,000       73,433
     YGM Trading, Ltd.....................................    447,000      373,069
     YT Realty Group, Ltd.................................    749,000      235,899
     YTO Express Holdings, Ltd............................     40,000       18,946
     Yugang International, Ltd............................ 90,818,000    2,436,751
# *  Yunfeng Financial Group, Ltd.........................    360,000      216,413
*    ZH International Holdings, Ltd.......................    280,000        8,883
                                                                      ------------
TOTAL HONG KONG...........................................             528,486,407
                                                                      ------------
NEW ZEALAND -- (5.2%)
*    a2 Milk Co., Ltd.....................................    374,676    2,676,013
#    Abano Healthcare Group, Ltd..........................     34,855      213,917
     Air New Zealand, Ltd.................................    740,393    1,638,769
#    Arvida Group, Ltd....................................    377,153      329,256
     Briscoe Group, Ltd...................................      2,235        5,319
#    CBL Corp., Ltd.......................................     52,334       84,807
#    Chorus, Ltd..........................................  2,413,140    7,092,120
     Colonial Motor Co., Ltd. (The).......................    144,588      788,804
     Comvita, Ltd.........................................     22,618       87,604
     EBOS Group, Ltd......................................    449,499    6,191,848
     Evolve Education Group, Ltd..........................     36,611       13,995
#    Freightways, Ltd.....................................    960,640    5,207,776
#    Genesis Energy, Ltd..................................  1,601,220    2,784,432
#    Gentrack Group, Ltd..................................     51,104      235,842
     Hallenstein Glasson Holdings, Ltd....................    250,905      874,950
     Heartland Bank, Ltd..................................  1,328,020    1,548,115
     Infratil, Ltd........................................  3,468,418    8,185,396

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                            SHARES     VALUE>>
                                                           --------- ------------
NEW ZEALAND -- (Continued)
     Investore Property, Ltd..............................    84,943 $     88,103
     Kathmandu Holdings, Ltd..............................   735,126    1,545,226
     Mainfreight, Ltd.....................................   517,867    9,775,448
     Methven, Ltd.........................................    96,877       67,409
     Metlifecare, Ltd.....................................   715,998    3,010,896
#    Metro Performance Glass, Ltd.........................    76,447       44,338
#    Millennium & Copthorne Hotels New Zealand, Ltd.......   395,725      903,800
     NEW Zealand King Salmon Investments, Ltd.............     6,191       12,032
     New Zealand Refining Co., Ltd. (The).................   757,440    1,254,557
     NZME, Ltd............................................    16,366        9,386
     NZME, Ltd............................................   945,851      535,155
     NZX, Ltd............................................. 1,052,976      789,492
*    Pacific Edge, Ltd....................................   442,720       84,413
#    PGG Wrightson, Ltd................................... 1,100,283      480,274
     Port of Tauranga, Ltd................................ 1,855,449    6,302,127
*    Pushpay Holdings, Ltd................................   333,694      944,884
     Restaurant Brands New Zealand, Ltd...................   669,764    3,493,686
*    Rubicon, Ltd......................................... 1,442,620      289,867
     Sanford, Ltd.........................................   382,357    1,991,917
     Scales Corp., Ltd....................................   235,976      754,943
     Scott Technology, Ltd................................    45,734      103,560
#    Skellerup Holdings, Ltd..............................   720,804    1,007,564
#    SKY Network Television, Ltd.......................... 2,107,611    3,899,385
     SKYCITY Entertainment Group, Ltd..................... 4,690,050   12,669,515
#    Steel & Tube Holdings, Ltd...........................   441,625      439,880
     Summerset Group Holdings, Ltd........................   985,683    5,199,209
# *  Synlait Milk, Ltd....................................   213,460    1,584,151
#    Tegel Group Holdings, Ltd............................   202,323      154,522
     Tilt Renewables, Ltd.................................    87,581      127,161
#    Tourism Holdings, Ltd................................   522,907    2,175,279
*    TOWER, Ltd...........................................   887,040      453,804
     Trade Me Group, Ltd.................................. 1,885,326    6,239,696
     Trustpower, Ltd......................................   176,552      710,452
     Turners Automotive Group, Ltd........................    13,182       28,215
     Vector, Ltd.......................................... 1,198,563    2,706,807
     Vista Group International, Ltd.......................    95,149      272,478
#    Warehouse Group, Ltd. (The)..........................   698,604      961,977
                                                                     ------------
TOTAL NEW ZEALAND.........................................            109,070,571
                                                                     ------------
SINGAPORE -- (9.5%)
*    Abterra, Ltd.........................................   230,320        6,683
     Accordia Golf Trust.................................. 3,847,300    1,681,847
#    AEM Holdings, Ltd.................................... 1,678,800    1,231,804
     Amara Holdings, Ltd..................................   974,800      340,212
     Ascendas India Trust................................. 2,587,800    2,053,582
*    ASL Marine Holdings, Ltd.............................   148,950       10,637
     Avarga, Ltd.......................................... 3,076,900      521,388
*    Baker Technology, Ltd................................   289,580      112,731
#    Banyan Tree Holdings, Ltd............................ 1,145,200      475,824
#    Best World International, Ltd........................ 2,607,950    2,439,799
#    Bonvests Holdings, Ltd...............................   950,000      941,624
     Boustead Projects, Ltd...............................   497,612      331,084
     Boustead Singapore, Ltd.............................. 1,898,536    1,150,273
#    BreadTalk Group, Ltd................................. 1,856,800    1,583,776
#    Bukit Sembawang Estates, Ltd......................... 1,088,603    4,477,720
     Bund Center Investment, Ltd..........................   659,825      310,972
#    Centurion Corp., Ltd................................. 1,207,600      394,065
#    China Aviation Oil Singapore Corp., Ltd.............. 2,482,499    2,737,760
     China Sunsine Chemical Holdings, Ltd................. 1,271,200    1,403,972

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                             SHARES    VALUE>>
                                                           ---------- ----------
SINGAPORE -- (Continued)
#    Chip Eng Seng Corp., Ltd.............................  3,729,600 $2,208,268
     Chuan Hup Holdings, Ltd..............................  3,853,500    862,821
#    CITIC Envirotech, Ltd................................  1,589,900    731,030
# *  Cityneon Holdings, Ltd...............................    534,900    405,498
     Civmec, Ltd..........................................    162,700     67,479
     ComfortDelGro Corp., Ltd.............................  2,383,200  4,119,441
# *  COSCO Shipping International Singapore Co., Ltd......  8,038,100  2,430,761
# *  Creative Technology, Ltd.............................    377,050  1,698,247
#    CSE Global, Ltd......................................  3,858,500  1,277,379
     Del Monte Pacific, Ltd...............................  2,449,764    342,078
     Delfi, Ltd...........................................    788,500    666,473
*    Delong Holdings, Ltd.................................    106,900    454,581
     DMX Technologies Group, Ltd..........................  2,096,000     30,260
     Duty Free International, Ltd.........................    720,700    111,274
*    Dyna-Mac Holdings, Ltd...............................  2,007,300    172,889
     Elec & Eltek International Co., Ltd..................    163,500    238,837
     EnGro Corp., Ltd.....................................    255,200    172,673
# *  Ezion Holdings, Ltd.................................. 28,633,378  1,712,134
# *  Ezra Holdings, Ltd................................... 12,922,168     98,130
     Far East Orchard, Ltd................................  1,156,403  1,164,317
#    First Resources, Ltd.................................  4,909,700  5,812,492
     First Sponsor Group, Ltd.............................    484,727    456,165
#    Food Empire Holdings, Ltd............................  1,418,200    651,693
# *  Fragrance Group, Ltd.................................  6,077,000    660,843
     Fraser and Neave, Ltd................................      8,000     12,116
#    Frencken Group, Ltd..................................  1,066,300    361,117
     Fu Yu Corp., Ltd.....................................  2,542,400    322,152
# *  Gallant Venture, Ltd.................................  4,992,500    487,364
#    Geo Energy Resources, Ltd............................  3,495,800    617,075
     GK Goh Holdings, Ltd.................................  1,484,065  1,122,581
     GL, Ltd..............................................  3,431,500  1,967,513
     Golden Agri-Resources, Ltd........................... 26,827,100  5,526,243
#    Golden Energy & Resources, Ltd.......................    603,700    166,438
     GP Industries, Ltd...................................  2,567,609  1,347,488
#    GuocoLand, Ltd.......................................  1,535,814  2,294,600
#    Halcyon Agri Corp., Ltd..............................  1,718,048    657,214
     Hanwell Holdings, Ltd................................  1,888,219    298,459
#    Haw Par Corp., Ltd...................................    187,400  1,900,089
#    Health Management International, Ltd.................  1,542,930    663,876
#    Hiap Hoe, Ltd........................................    498,000    322,278
#    Hi-P International, Ltd..............................  1,409,500  1,309,248
     Ho Bee Land, Ltd.....................................  1,611,600  2,984,450
#    Hong Fok Corp., Ltd..................................  3,531,394  1,883,959
*    Hong Leong Asia, Ltd.................................    915,000    582,629
#    Hong Leong Finance, Ltd..............................    523,600  1,029,688
     Hotel Grand Central, Ltd.............................  1,626,983  1,673,850
     Hour Glass, Ltd. (The)...............................  1,814,832    860,237
     Hutchison Port Holdings Trust........................ 13,042,900  3,331,365
     Hwa Hong Corp., Ltd..................................  2,123,500    496,540
# *  Hyflux, Ltd..........................................  3,707,700    370,770
     iFAST Corp., Ltd.....................................    679,900    559,654
#    Indofood Agri Resources, Ltd.........................  3,498,500    566,005
     Isetan Singapore, Ltd................................    119,000    319,495
#    Japfa, Ltd...........................................  3,102,700  1,700,474
#    k1 Ventures, Ltd.....................................  1,005,220     72,363
     Keppel Infrastructure Trust.......................... 11,202,532  4,281,863
#    Keppel Telecommunications & Transportation, Ltd......  1,369,300  1,449,901
     Koh Brothers Group, Ltd..............................  1,432,000    289,765
#    KSH Holdings, Ltd....................................  1,278,300    587,532

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- -----------
SINGAPORE -- (Continued)
#    Lian Beng Group, Ltd.................................  2,611,200 $   969,784
     Low Keng Huat Singapore, Ltd.........................    912,900     402,701
#    Lum Chang Holdings, Ltd..............................  1,094,030     273,239
#    M1, Ltd..............................................  3,005,000   3,620,321
#    Mandarin Oriental International, Ltd.................  1,265,800   2,965,321
# *  Marco Polo Marine, Ltd...............................  3,322,500      72,983
#    Memtech International, Ltd...........................    196,300     195,209
     Metro Holdings, Ltd..................................  2,814,892   2,420,334
     Mewah International, Inc.............................     89,000      18,310
     Micro-Mechanics Holdings, Ltd........................        300         395
# *  Midas Holdings, Ltd..................................  9,643,353   1,020,048
# *  mm2 Asia, Ltd........................................  2,007,900     649,906
*    Nam Cheong, Ltd......................................  6,557,040      18,303
     Nera Telecommunications, Ltd.........................  1,143,400     264,822
     New Toyo International Holdings, Ltd.................  1,624,000     280,881
#    NSL, Ltd.............................................    409,900     379,294
#    OUE, Ltd.............................................  2,135,600   2,496,905
#    Oxley Holdings, Ltd..................................  5,705,456   1,510,933
# *  Pacc Offshore Services Holdings, Ltd.................  1,132,900     262,620
     Pan-United Corp., Ltd................................  2,435,750     537,121
     Penguin International, Ltd...........................    446,032     106,665
     Perennial Real Estate Holdings, Ltd..................    167,100      97,666
#    Q&M Dental Group Singapore, Ltd......................  2,269,300     901,184
     QAF, Ltd.............................................  1,471,480     935,037
# *  Raffles Education Corp., Ltd.........................  5,429,723     635,553
#    Raffles Medical Group, Ltd...........................  6,198,956   5,105,256
     RHT Health Trust.....................................  3,131,500   1,782,976
     Riverstone Holdings, Ltd.............................  1,260,200   1,018,830
#    Roxy-Pacific Holdings, Ltd...........................    505,740     163,409
     SBS Transit, Ltd.....................................    926,200   1,742,581
#    Sembcorp Marine, Ltd.................................  2,913,100   3,916,320
     Sheng Siong Group, Ltd...............................  4,605,200   3,620,462
     SHS Holdings, Ltd....................................  2,304,100     415,332
     SIA Engineering Co., Ltd.............................  1,061,400   2,316,472
# *  SIIC Environment Holdings, Ltd.......................  4,819,120   1,327,802
#    Sinarmas Land, Ltd...................................  6,897,100   1,749,635
#    Sing Holdings, Ltd...................................  1,623,100     488,720
     Sing Investments & Finance, Ltd......................    324,075     362,663
     Singapore Post, Ltd.................................. 11,539,300  11,373,782
#    Singapore Press Holdings, Ltd........................  7,229,000  15,477,271
     Singapore Reinsurance Corp., Ltd.....................  1,514,530     356,576
     Singapore Shipping Corp., Ltd........................  1,640,700     343,846
     Singapura Finance, Ltd...............................    348,124     251,767
# *  Sino Grandness Food Industry Group, Ltd..............  4,412,635     649,200
     Stamford Land Corp., Ltd.............................  3,188,100   1,124,180
     StarHub, Ltd.........................................  4,707,600   5,955,817
     Straco Corp., Ltd....................................    130,000      75,485
#    Sunningdale Tech, Ltd................................  1,117,560   1,128,633
*    SunVic Chemical Holdings, Ltd........................    841,445      16,362
# *  Swiber Holdings, Ltd.................................  2,895,250      43,386
# *  Thomson Medical Group, Ltd...........................  4,294,500     259,150
*    Tiong Woon Corp. Holding, Ltd........................    228,100      48,460
#    Tuan Sing Holdings, Ltd..............................  4,868,495   1,447,735
     UMS Holdings, Ltd....................................  3,570,175   2,150,689
     United Engineers, Ltd................................  3,318,328   6,533,885
     United Industrial Corp., Ltd.........................    155,269     359,069
     United Overseas Insurance, Ltd.......................    181,850     866,522
     UOB-Kay Hian Holdings, Ltd...........................  2,086,021   1,963,423
#    Valuetronics Holdings, Ltd...........................  2,672,350   1,318,367

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                               SHARES      VALUE>>
                                                             ---------- --------------
SINGAPORE -- (Continued)
       Vibrant Group, Ltd...................................  2,058,620 $      301,063
       Vicom, Ltd...........................................    119,500        541,387
       Wee Hur Holdings, Ltd................................  2,769,000        478,529
       Wheelock Properties Singapore, Ltd...................  2,220,800      3,579,771
       Wing Tai Holdings, Ltd...............................  3,551,467      5,406,627
       Yeo Hiap Seng, Ltd...................................    223,731        169,351
       YHI International, Ltd...............................    176,200         54,136
*      Yongnam Holdings, Ltd................................  2,917,700        548,695
       Zhongmin Baihui Retail Group, Ltd....................     26,900         16,697
                                                                        --------------
TOTAL SINGAPORE.............................................               199,053,761
                                                                        --------------
TOTAL COMMON STOCKS.........................................             1,925,700,963
                                                                        --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*      Fleetwood Corp., Ltd. Rights 08/13/18................    145,951              0
                                                                        --------------
SINGAPORE -- (0.0%)
# *    Ezion Holdings, Ltd. Warrants 04/16/23...............  7,554,827              0
*      Thomson Medical Group, Ltd. Warrants 04/24/19........  8,589,000         25,237
                                                                        --------------
TOTAL SINGAPORE.............................................                    25,237
                                                                        --------------
TOTAL RIGHTS/WARRANTS.......................................                    25,237
                                                                        --------------
TOTAL INVESTMENT SECURITIES.................................             1,925,726,200
                                                                        --------------

                                                                           VALUE+
                                                                        --------------
SECURITIES LENDING COLLATERAL -- (8.0%)
@ (S)  DFA Short Term Investment Fund....................... 14,385,774    166,457,788
                                                                        --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,028,795,509)^^...................................            $2,092,183,988
                                                                        ==============

CP Certificate Participation.
SA Special Assessment.
>> Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*  Non-Income Producing Securities.
#  Total or Partial Securities on Loan.
+ See Security Valuation Note within the Notes to Schedules of Investments. @ Security purchased with cash proceeds from Securities on Loan.
(S)Affiliated Fund.
^^ See Federal Tax Cost Note within the Notes to Schedules of Investments.

Summary of the Series' investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Australia.................. $  378,779 $1,087,700,199   --    $1,088,078,978
   Canada.....................         --         25,431   --            25,431
   China......................         --        985,815   --           985,815
   Hong Kong..................  1,288,848    527,197,559   --       528,486,407
   New Zealand................         --    109,070,571   --       109,070,571
   Singapore..................    336,192    198,717,569   --       199,053,761

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ------------------------------------------------
                                          LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                         ----------   -------------- ------- --------------
Rights/Warrants
   Singapore............................         --   $       25,237     --  $       25,237
Securities Lending Collateral...........         --      166,457,788     --     166,457,788
                                         ----------   -------------- ------  --------------
TOTAL................................... $2,003,819   $2,090,180,169     --  $2,092,183,988
                                         ==========   ============== ======  ==============

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                            SHARES     VALUE>>
                                                           --------- -----------
COMMON STOCKS -- (98.2%)
CONSUMER DISCRETIONARY -- (23.3%)
     4imprint Group P.L.C.................................   109,708 $ 2,907,303
     888 Holdings P.L.C................................... 1,602,285   5,230,331
     AA P.L.C............................................. 3,246,551   4,768,085
     B&M European Value Retail SA......................... 3,962,928  21,443,221
     Bellway P.L.C........................................   702,602  26,858,957
     Bloomsbury Publishing P.L.C..........................   311,604     867,425
     Bovis Homes Group P.L.C..............................   987,223  14,924,107
#    Card Factory P.L.C................................... 1,228,787   3,398,193
*    Carpetright P.L.C....................................   406,341     143,695
#    Centaur Media P.L.C..................................   537,905     313,221
     Cineworld Group P.L.C................................ 6,296,220  22,360,012
     Connect Group P.L.C.................................. 1,312,384     484,827
     Countryside Properties P.L.C......................... 1,476,669   6,484,405
     Crest Nicholson Holdings P.L.C....................... 1,693,312   8,444,541
     Daily Mail & General Trust P.L.C..................... 1,699,883  16,615,919
#    Debenhams P.L.C...................................... 6,862,458   1,082,382
     DFS Furniture P.L.C..................................   924,012   2,487,079
     Dignity P.L.C........................................   288,661   3,828,023
     Dixons Carphone P.L.C................................ 5,013,241  11,623,762
     Domino's Pizza Group P.L.C........................... 2,666,094  11,032,805
     Dunelm Group P.L.C...................................   506,904   3,486,417
*    EI Group P.L.C....................................... 3,254,622   6,525,533
     Entertainment One, Ltd............................... 1,810,324   8,510,991
     Euromoney Institutional Investor P.L.C...............   274,731   4,888,503
*    Findel P.L.C.........................................   239,314     946,048
     Fuller Smith & Turner P.L.C., Class A................   140,561   1,806,631
# *  Future P.L.C.........................................    44,467     291,276
*    GAME Digital P.L.C...................................    15,397       5,626
     Games Workshop Group P.L.C...........................   172,661   6,785,416
#    Greene King P.L.C.................................... 1,857,398  12,539,540
     Greggs P.L.C.........................................   594,391   8,221,363
     GVC CVR.............................................. 6,643,757     944,404
     GVC Holdings P.L.C................................... 1,670,348  25,662,920
     Gym Group P.L.C. (The)...............................   564,315   2,169,153
     Halfords Group P.L.C................................. 1,287,580   5,517,724
     Headlam Group P.L.C..................................   470,006   2,825,845
     Henry Boot P.L.C.....................................   456,365   1,569,786
     Hollywood Bowl Group P.L.C...........................   148,396     401,624
     Hostelworld Group P.L.C..............................   178,051     677,212
     Huntsworth P.L.C..................................... 1,160,709   1,770,784
     Inchcape P.L.C....................................... 2,836,837  26,244,417
     Informa P.L.C........................................ 2,557,081  26,487,385
     ITE Group P.L.C...................................... 4,213,323   4,583,680
     J D Wetherspoon P.L.C................................   481,928   7,708,547
     JD Sports Fashion P.L.C.............................. 2,289,045  14,047,608
#    John Menzies P.L.C...................................   476,199   4,048,949
*    JPJ Group P.L.C......................................   326,591   4,267,777
     Lookers P.L.C........................................ 1,879,684   2,599,180
     Marston's P.L.C...................................... 4,299,273   5,329,805
     McCarthy & Stone P.L.C............................... 1,806,265   2,566,900
     Merlin Entertainments P.L.C.......................... 2,985,289  15,432,271
     Millennium & Copthorne Hotels P.L.C..................   995,879   6,783,658
     Mitchells & Butlers P.L.C............................ 1,316,012   4,359,671
     MJ Gleeson P.L.C.....................................   200,436   1,998,795

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE>>
                                                         --------- ------------
 CONSUMER DISCRETIONARY -- (Continued)
 # *  Mothercare P.L.C.................................. 1,543,280 $    427,811
      Motorpoint group P.L.C............................    31,635       99,346
      N Brown Group P.L.C............................... 1,083,230    2,066,794
 *    Ocado Group P.L.C................................. 2,765,277   40,065,890
 #    On the Beach Group P.L.C..........................   608,280    3,536,973
      Pendragon P.L.C................................... 7,409,563    2,274,065
      Pets at Home Group P.L.C.......................... 2,020,502    3,080,942
      Photo-Me International P.L.C...................... 1,345,530    1,965,737
      Playtech P.L.C.................................... 1,673,885   11,805,752
      Rank Group P.L.C..................................   866,364    2,062,620
      Reach P.L.C....................................... 1,782,656    1,665,068
      Redrow P.L.C...................................... 1,446,739   10,199,283
      Restaurant Group P.L.C. (The)..................... 1,185,444    4,116,976
      Revolution Bars Group P.L.C.......................    17,764       29,274
      Sportech P.L.C....................................   408,363      393,913
 *    Sports Direct International P.L.C................. 1,322,983    7,175,270
      SSP Group P.L.C................................... 2,417,539   21,632,944
      St. Ives P.L.C....................................   889,436    1,190,281
      STV Group P.L.C...................................     4,868       27,494
      Superdry P.L.C....................................   347,061    5,665,968
      Tarsus Group P.L.C................................   238,985      967,206
      Ted Baker P.L.C...................................   158,643    4,591,986
      Thomas Cook Group P.L.C........................... 8,687,680   10,914,848
      Topps Tiles P.L.C.................................   925,429      732,290
      Vitec Group P.L.C. (The)..........................   181,545    2,891,884
      WH Smith P.L.C....................................   687,183   17,350,175
      William Hill P.L.C................................ 5,838,359   22,788,663
                                                                   ------------
 TOTAL CONSUMER DISCRETIONARY...........................            567,023,185
                                                                   ------------
 CONSUMER STAPLES -- (3.9%)
      A.G. Barr P.L.C...................................   677,750    6,017,406
      Anglo-Eastern Plantations P.L.C...................   107,628    1,033,548
      Britvic P.L.C..................................... 1,368,941   14,428,582
      Carr's Group P.L.C................................   349,511      677,370
      Cranswick P.L.C...................................   311,970   13,417,589
      Dairy Crest Group P.L.C...........................   934,749    5,945,535
      Devro P.L.C.......................................   968,275    2,500,441
      Greencore Group P.L.C............................. 3,643,037    8,483,328
      Hilton Food Group P.L.C...........................   131,231    1,646,680
      McBride P.L.C..................................... 1,090,323    2,021,537
      McColl's Retail Group P.L.C.......................   121,490      238,922
 # *  Premier Foods P.L.C............................... 4,937,259    2,669,839
      PZ Cussons P.L.C.................................. 1,596,632    4,872,913
 *    REA Holdings P.L.C................................    50,639      215,141
      Stock Spirits Group P.L.C......................... 1,032,160    2,924,469
      Tate & Lyle P.L.C................................. 3,419,895   27,971,313
                                                                   ------------
 TOTAL CONSUMER STAPLES.................................             95,064,613
                                                                   ------------
 ENERGY -- (4.7%)
      Anglo Pacific Group P.L.C.........................   886,534    1,551,611
 *    Cairn Energy P.L.C................................ 3,823,357   12,254,293
 *    EnQuest P.L.C..................................... 6,334,413    3,000,074
 *    Gulf Keystone Petroleum, Ltd...................... 1,105,255    3,724,661
 *    Gulf Marine Services P.L.C........................   157,359       82,920
 *    Hunting P.L.C..................................... 1,004,072   10,287,866
      John Wood Group P.L.C............................. 3,006,379   25,649,705
 *    Lamprell P.L.C.................................... 1,219,262    1,453,354
 *    Nostrum Oil & Gas P.L.C...........................   184,064      481,879

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                             SHARES     VALUE>>
                                                           ---------- ------------
ENERGY -- (Continued)
*    Ophir Energy P.L.C...................................  4,489,030 $  2,554,126
     Petrofac, Ltd........................................  1,465,190   11,781,618
*    Premier Oil P.L.C....................................  4,783,713    8,047,239
     Soco International P.L.C.............................  1,265,317    1,590,046
     Stobart Group, Ltd...................................  1,407,157    4,340,233
*    Tullow Oil P.L.C.....................................  8,934,826   26,561,017
                                                                      ------------
TOTAL ENERGY..............................................             113,360,642
                                                                      ------------
FINANCIALS -- (15.5%)
#    Arrow Global Group P.L.C.............................    964,887    3,238,479
     Ashmore Group P.L.C..................................  2,014,269    9,632,589
     Bank of Georgia Group P.L.C..........................    236,037    5,657,196
     Beazley P.L.C........................................  3,286,678   24,192,951
     Brewin Dolphin Holdings P.L.C........................  1,771,490    8,141,231
     Charles Stanley Group P.L.C..........................    122,025      571,788
#    Charles Taylor P.L.C.................................    206,958      809,651
     Chesnara P.L.C.......................................    717,229    3,776,891
     Close Brothers Group P.L.C...........................    958,779   19,954,909
     CMC Markets P.L.C....................................    680,129    1,759,959
#    CYBG P.L.C...........................................  4,059,115   18,387,374
     esure Group P.L.C....................................  1,683,935    4,501,853
*    Georgia Capital P.L.C................................    236,037    3,062,165
     Hansard Global P.L.C.................................     16,468       13,302
     Hastings Group Holdings P.L.C........................  1,122,422    3,668,573
     Hiscox, Ltd..........................................  1,516,230   31,813,096
     IG Group Holdings P.L.C..............................  2,208,193   26,655,790
     Intermediate Capital Group P.L.C.....................  1,502,893   20,913,124
     International Personal Finance P.L.C.................  1,264,200    3,978,214
# *  IP Group P.L.C.......................................  2,270,679    3,695,449
     Jardine Lloyd Thompson Group P.L.C...................    796,997   14,738,904
     Jupiter Fund Management P.L.C........................  2,350,436   13,505,079
     Just Group P.L.C.....................................  3,520,684    5,005,943
     Lancashire Holdings, Ltd.............................  1,282,678    9,637,470
     Man Group P.L.C...................................... 10,726,074   24,409,999
# *  Metro Bank P.L.C.....................................     64,014    2,686,482
     NEX Group P.L.C......................................  1,743,102   23,095,017
     Non-Standard Finance P.L.C...........................    215,168      164,352
     OneSavings Bank P.L.C................................  1,016,669    5,803,451
     Paragon Banking Group P.L.C..........................  1,686,186   11,007,507
     Phoenix Group Holdings...............................  3,365,891   30,395,333
*    Provident Financial P.L.C............................    448,341    3,939,348
     Rathbone Brothers P.L.C..............................    270,774    8,726,355
     River & Mercantile Group P.L.C.......................     10,512       39,532
     S&U P.L.C............................................     20,717      678,100
     Saga P.L.C...........................................  5,752,086    9,379,729
     TP ICAP P.L.C........................................  3,254,964   11,950,768
     Virgin Money Holdings UK P.L.C.......................  1,617,711    8,414,456
     WATERLOO INVESTMENT HOLDINGS COMMON STOCK............      4,000          206
                                                                      ------------
TOTAL FINANCIALS..........................................             378,002,615
                                                                      ------------
HEALTHCARE -- (3.4%)
*    BTG P.L.C............................................  2,027,017   14,112,428
     Cambian Group P.L.C..................................    559,761    1,379,077
# *  Circassia Pharmaceuticals P.L.C......................    516,889      521,724
     Consort Medical P.L.C................................    283,200    4,096,964
     ConvaTec Group P.L.C.................................    315,535      905,975
     Dechra Pharmaceuticals P.L.C.........................    146,225    5,726,246
     Genus P.L.C..........................................    261,140    9,834,973

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                             SHARES     VALUE>>
                                                           ---------- -----------
HEALTHCARE -- (Continued)
     Hikma Pharmaceuticals P.L.C..........................    635,646 $13,678,379
*    Indivior P.L.C.......................................  4,141,064  16,610,201
     Integrated Diagnostics Holdings P.L.C................    330,094   1,406,593
#    Mediclinic International P.L.C.......................    510,467   3,426,567
     Spire Healthcare Group P.L.C.........................  1,342,299   4,366,550
     UDG Healthcare P.L.C.................................    314,515   3,462,676
*    Vectura Group P.L.C..................................  3,637,945   3,817,829
                                                                      -----------
TOTAL HEALTHCARE..........................................             83,346,182
                                                                      -----------
INDUSTRIALS -- (26.6%)
     Aggreko P.L.C........................................  1,404,819  13,689,831
     Air Partner P.L.C....................................    253,425     370,860
     Alumasc Group P.L.C. (The)...........................        573       1,015
     Avon Rubber P.L.C....................................    163,246   3,119,726
     Babcock International Group P.L.C....................  2,026,464  18,995,410
     Balfour Beatty P.L.C.................................  4,324,127  16,650,950
     BBA Aviation P.L.C...................................  7,114,177  32,665,802
     Biffa P.L.C..........................................    559,429   1,693,031
     Bodycote P.L.C.......................................  1,303,076  17,114,413
     Braemar Shipping Services P.L.C......................    144,282     491,675
     Capita P.L.C.........................................  4,141,437   8,787,332
# *  Carillion P.L.C......................................  2,236,594     333,459
     Chemring Group P.L.C.................................  1,688,550   5,074,139
     Clarkson P.L.C.......................................    137,976   4,605,636
#    Clipper Logistics P.L.C..............................    127,523     558,387
*    Cobham P.L.C......................................... 13,168,767  21,590,251
     Communisis P.L.C.....................................  1,085,623     727,466
     Costain Group P.L.C..................................    630,861   3,600,615
     De La Rue P.L.C......................................    662,727   4,401,056
*    Dialight P.L.C.......................................    105,397     735,086
     Diploma P.L.C........................................    696,447  12,033,792
*    Firstgroup P.L.C.....................................  7,315,687   8,453,951
*    Flybe Group P.L.C....................................    616,871     326,903
     G4S P.L.C............................................  1,104,679   3,998,249
     Galliford Try P.L.C..................................    644,891   7,875,971
     Go-Ahead Group P.L.C. (The)..........................    260,989   5,282,201
     Goodwin P.L.C........................................        383      12,527
     Grafton Group P.L.C..................................  1,422,375  14,271,982
     Harvey Nash Group P.L.C..............................     21,146      31,428
     Hays P.L.C...........................................  9,925,003  25,863,088
     HomeServe P.L.C......................................  1,540,342  20,441,070
     Howden Joinery Group P.L.C...........................  4,339,954  27,169,959
     IMI P.L.C............................................  1,419,616  23,095,478
# *  Interserve P.L.C.....................................    924,810     848,753
     IWG P.L.C............................................  3,471,531  13,824,191
     James Fisher & Sons P.L.C............................    278,743   6,590,522
     John Laing Group P.L.C...............................  1,847,338   7,063,307
     Keller Group P.L.C...................................    465,179   6,571,576
#    Kier Group P.L.C.....................................    581,723   7,376,398
*    Management Consulting Group P.L.C....................  2,329,842      42,155
     Mears Group P.L.C....................................    751,984   3,210,074
     Meggitt P.L.C........................................  4,703,057  35,168,567
     Melrose Industries P.L.C.............................  6,403,364  18,119,283
#    Mitie Group P.L.C....................................  2,122,246   4,281,908
     Morgan Advanced Materials P.L.C......................  1,645,603   7,696,075
     Morgan Sindall Group P.L.C...........................    228,914   4,232,246
     National Express Group P.L.C.........................  2,872,070  15,211,270
     Norcros P.L.C........................................    108,550     306,472
     Northgate P.L.C......................................    831,898   4,767,946

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                            SHARES     VALUE>>
                                                           --------- ------------
INDUSTRIALS -- (Continued)
     Pagegroup P.L.C...................................... 2,345,514 $ 18,420,041
     PayPoint P.L.C.......................................   339,717    4,158,610
     Polypipe Group P.L.C................................. 1,210,218    5,966,774
     Porvair P.L.C........................................    13,575       85,131
     QinetiQ Group P.L.C.................................. 3,422,552   12,164,831
     Renewi P.L.C......................................... 4,064,738    3,735,275
# *  Renold P.L.C.........................................   193,435       83,194
     Rentokil Initial P.L.C...............................    78,516      349,079
     Ricardo P.L.C........................................   291,419    3,089,026
     Robert Walters P.L.C.................................   381,498    3,739,471
     Rotork P.L.C......................................... 5,076,151   23,945,556
     Royal Mail P.L.C.....................................   937,678    5,769,111
     RPS Group P.L.C...................................... 1,379,834    4,449,008
     Senior P.L.C......................................... 2,722,766   11,331,120
*    Serco Group P.L.C....................................    22,526       29,901
     Severfield P.L.C..................................... 1,267,641    1,375,967
     SIG P.L.C............................................ 3,729,465    5,941,133
     Speedy Hire P.L.C.................................... 2,890,361    2,278,779
     Spirax-Sarco Engineering P.L.C.......................   189,313   17,245,688
     Stagecoach Group P.L.C............................... 2,187,163    4,577,570
     SThree P.L.C.........................................   580,839    2,565,554
     T Clarke P.L.C.......................................   147,457      157,667
     Travis Perkins P.L.C................................. 1,286,158   20,183,483
     Trifast P.L.C........................................   479,609    1,452,055
     Tyman P.L.C..........................................   767,211    3,390,554
     Ultra Electronics Holdings P.L.C.....................   495,173   10,729,646
     Vesuvius P.L.C....................................... 1,477,677   12,281,729
*    Volex P.L.C..........................................   307,047      318,367
     Volution Group P.L.C.................................   265,668      709,565
     Vp P.L.C.............................................   159,998    2,363,039
     Weir Group P.L.C. (The)..............................   419,180   10,741,648
     Wilmington P.L.C.....................................   334,384      812,485
     Wincanton P.L.C......................................   708,602    2,506,132
*    Wizz Air Holdings P.L.C..............................   126,041    5,733,807
     XP Power, Ltd........................................    87,624    4,125,012
                                                                     ------------
TOTAL INDUSTRIALS.........................................            646,179,490
                                                                     ------------
INFORMATION TECHNOLOGY -- (8.6%)
     Auto Trader Group P.L.C.............................. 5,234,600   29,197,820
     AVEVA Group P.L.C....................................   416,682   14,375,945
     Computacenter P.L.C..................................   425,104    8,739,156
     DiscoverIE Group P.L.C...............................   380,503    2,055,186
     Electrocomponents P.L.C.............................. 3,131,407   29,456,720
     Equiniti Group P.L.C................................. 1,581,682    4,444,050
     FDM Group Holdings P.L.C.............................   195,179    2,437,061
     Fidessa Group P.L.C..................................   217,048   10,981,948
     Gocompare.Com Group P.L.C............................ 1,759,223    2,803,660
     Halma P.L.C..........................................   906,005   16,713,290
     Kainos Group P.L.C...................................   179,255      873,363
     Moneysupermarket.com Group P.L.C..................... 2,650,925   10,925,965
     NCC Group P.L.C...................................... 1,389,618    4,015,130
     Oxford Instruments P.L.C.............................   314,473    3,926,218
     Renishaw P.L.C.......................................   231,720   16,639,853
     Rightmove P.L.C......................................   216,052   13,802,785
     RM P.L.C.............................................   336,909    1,013,737
     SDL P.L.C............................................   442,594    2,956,430
     Softcat P.L.C........................................   609,319    6,471,823
     Spectris P.L.C.......................................   613,022   18,619,989
     Spirent Communications P.L.C......................... 3,431,368    5,096,821

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                             SHARES     VALUE>>
                                                           ---------- ------------
INFORMATION TECHNOLOGY -- (Continued)
     TT Electronics P.L.C.................................    914,635 $  2,772,074
     Xaar P.L.C...........................................    386,193    1,284,247
                                                                      ------------
TOTAL INFORMATION TECHNOLOGY..............................             209,603,271
                                                                      ------------
MATERIALS -- (7.0%)
*    Acacia Mining P.L.C..................................    900,534    1,447,604
*    Carclo P.L.C.........................................    238,794      356,127
     Castings P.L.C.......................................    159,566      871,733
     Centamin P.L.C.......................................  6,191,392    9,652,432
     DS Smith P.L.C.......................................    163,804    1,082,248
     Elementis P.L.C......................................  2,933,757    9,995,535
     Essentra P.L.C.......................................  1,581,845    9,979,884
     Evraz P.L.C..........................................  1,584,820   11,561,677
     Ferrexpo P.L.C.......................................  1,750,724    4,469,395
     Forterra P.L.C.......................................    897,912    3,515,107
*    Gem Diamonds, Ltd....................................    679,902    1,048,658
     Hill & Smith Holdings P.L.C..........................    468,604    9,245,324
     Hochschild Mining P.L.C..............................  1,550,805    3,546,871
     Ibstock P.L.C........................................  2,228,271    7,179,192
*    KAZ Minerals P.L.C...................................  1,231,175   13,635,443
# *  Lonmin P.L.C.........................................  1,584,135      870,574
     Low & Bonar P.L.C....................................  1,194,255      765,311
     Marshalls P.L.C......................................  1,166,348    6,625,734
# *  Petra Diamonds, Ltd..................................  5,332,777    3,224,594
*    Petropavlovsk P.L.C.................................. 13,841,290    1,242,231
     RPC Group P.L.C......................................  2,448,360   26,174,126
     Synthomer P.L.C......................................  1,696,425   11,774,024
     Vedanta Resources P.L.C..............................    464,934    4,992,191
     Victrex P.L.C........................................    634,126   26,273,979
     Zotefoams P.L.C......................................     93,537      674,801
                                                                      ------------
TOTAL MATERIALS...........................................             170,204,795
                                                                      ------------
REAL ESTATE -- (2.4%)
     Capital & Counties Properties P.L.C..................  4,280,670   15,464,667
     CLS Holdings P.L.C...................................    432,023    1,254,935
*    Countrywide P.L.C....................................    772,337      492,234
     Daejan Holdings P.L.C................................     42,790    3,424,493
     Foxtons Group P.L.C..................................  1,145,927      883,139
     Grainger P.L.C.......................................  2,874,831   11,546,967
     Harworth Group P.L.C.................................     30,680       50,736
     Helical P.L.C........................................    654,139    2,740,855
     LSL Property Services P.L.C..........................    393,732    1,348,811
*    Raven Property Group, Ltd............................  1,031,431      598,633
     Savills P.L.C........................................    859,723    9,992,372
     St. Modwen Properties P.L.C..........................  1,239,753    6,586,837
     U & I Group P.L.C....................................    818,567    2,381,336
     Urban & Civic P.L.C..................................    129,529      515,322
                                                                      ------------
TOTAL REAL ESTATE.........................................              57,281,337
                                                                      ------------
TELECOMMUNICATIONS SERVICES -- (1.1%)
     Inmarsat P.L.C.......................................  2,371,810   17,721,820
     KCOM Group P.L.C.....................................  3,365,144    4,130,366
#    TalkTalk Telecom Group P.L.C.........................  2,658,372    4,002,192
                                                                      ------------
TOTAL TELECOMMUNICATIONS SERVICES.........................              25,854,378
                                                                      ------------
UTILITIES -- (1.7%)
     Drax Group P.L.C.....................................  2,650,354   12,662,482

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                           SHARES      VALUE>>
                                                          --------- --------------
UTILITIES --  (Continued)
    Pennon Group P.L.C................................... 2,561,354 $   25,275,013
    Telecom Plus P.L.C...................................   340,923      4,617,907
                                                                    --------------
TOTAL UTILITIES..........................................               42,555,402
                                                                    --------------
TOTAL COMMON STOCKS......................................            2,388,475,910
                                                                    --------------

                                                                       VALUE+
                                                                    --------------
SECURITIES LENDING COLLATERAL -- (1.8%)
@ (S) DFA Short Term Investment Fund                      3,824,661     44,255,151
                                                                    --------------
TOTAL INVESTMENTS --  (100.0%)
  (Cost $2,103,548,496)^^..............................             $2,432,731,061
                                                                    ==============

P.L.C. Public Limited Company
SA     Special Assessment

>> Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#  Total or Partial Securities on Loan.
*  Non-Income Producing Securities.
+ See Security Valuation Note within the Notes to Schedules of Investments. @ Security purchased with cash proceeds from Securities on Loan.
(S)Affiliated Fund.
^^ See Federal Tax Cost Note within the Notes to Schedules of Investments.

Summary of the Series' investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                          ------------------------------------------------
                                                           LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                          ---------- -------------- ------- --------------
Common Stocks
    Consumer Discretionary...............................         -- $  567,023,185    --   $  567,023,185
    Consumer Staples.....................................         --     95,064,613    --       95,064,613
    Energy...............................................         --    113,360,642    --      113,360,642
    Financials........................................... $3,062,165    374,940,450    --      378,002,615
    Healthcare...........................................         --     83,346,182    --       83,346,182
    Industrials..........................................         --    646,179,490    --      646,179,490
    Information Technology...............................         --    209,603,271    --      209,603,271
    Materials............................................         --    170,204,795    --      170,204,795
    Real Estate..........................................         --     57,281,337    --       57,281,337
    Telecommunications Services..........................         --     25,854,378    --       25,854,378
    Utilities............................................         --     42,555,402    --       42,555,402
Securities Lending Collateral............................         --     44,255,151    --       44,255,151
                                                          ---------- --------------  ----   --------------
TOTAL.................................................... $3,062,165 $2,429,668,896    --   $2,432,731,061
                                                          ========== ==============  ====   ==============

                     THE CONTINENTAL SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                            SHARES     VALUE>>
                                                           --------- ------------
COMMON STOCKS -- (89.9%)
AUSTRIA -- (2.9%)
     Agrana Beteiligungs AG...............................    74,268 $  1,976,144
     ANDRITZ AG...........................................   351,021   19,899,060
     Atrium European Real Estate, Ltd.....................   848,747    3,790,872
#    Austria Technologie & Systemtechnik AG...............   162,266    3,810,384
     CA Immobilien Anlagen AG.............................   456,686   15,965,779
#    DO & CO AG...........................................    44,532    3,124,363
     EVN AG...............................................   224,206    4,459,724
# *  FACC AG..............................................   171,422    3,813,792
     Flughafen Wien AG....................................    22,167      836,839
#    IMMOFINANZ AG........................................   552,079   14,533,824
     Josef Manner & Co. AG................................       870       64,281
     Kapsch TrafficCom AG.................................    33,915    1,568,460
     Lenzing AG...........................................    82,879   10,525,145
     Mayr Melnhof Karton AG...............................    50,922    6,925,027
     Oberbank AG..........................................    44,400    4,579,369
     Oesterreichische Post AG.............................   202,551    9,594,175
#    Palfinger AG.........................................    94,179    3,675,406
#    POLYTEC Holding AG...................................   103,266    1,622,183
#    Porr AG..............................................    74,292    2,631,870
     Raiffeisen Bank International AG.....................   211,844    7,063,975
#    Rosenbauer International AG..........................    19,688    1,150,895
     S IMMO AG............................................   347,637    7,558,593
     Schoeller-Bleckmann Oilfield Equipment AG............    71,854    8,201,172
# *  Semperit AG Holding..................................    68,546    1,358,712
     Strabag SE...........................................   106,385    4,277,941
     Telekom Austria AG...................................   958,242    8,336,920
     UBM Development AG...................................    12,986      634,933
#    UNIQA Insurance Group AG.............................   902,256    9,021,980
     Verbund AG...........................................   258,436   10,189,552
     Vienna Insurance Group AG Wiener Versicherung Gruppe.   220,483    6,276,493
     Wienerberger AG......................................   617,965   15,148,307
# *  Zumtobel Group AG....................................   173,368    1,244,924
                                                                     ------------
TOTAL AUSTRIA.............................................            193,861,094
                                                                     ------------
BELGIUM -- (3.8%)
     Ackermans & van Haaren NV............................   151,486   27,628,446
*    AGFA-Gevaert NV...................................... 1,218,771    5,818,515
# *  Argenx SE............................................    83,960    7,624,390
     Atenor...............................................    14,161      809,385
     Banque Nationale de Belgique.........................        87      277,692
     Barco NV.............................................    67,758    9,617,422
#    Bekaert SA...........................................   227,640    6,394,201
# *  Biocartis NV.........................................   180,093    2,644,830
     bpost SA.............................................   503,661    7,939,884
# *  Celyad SA............................................    42,198    1,286,806
     Cie d'Entreprises CFE................................    48,913    6,111,607
     Cie Immobiliere de Belgique SA.......................    16,878    1,050,435
     Co.Br.Ha Societe Commerciale de Brasserie SA.........       111      624,900
     Deceuninck NV........................................   409,000    1,209,987
     D'ieteren SA.........................................   158,024    6,883,395
#    Econocom Group SA....................................   755,740    2,668,319
     Elia System Operator SA..............................   171,886   10,711,892
#    Euronav NV...........................................   929,334    7,864,365
     EVS Broadcast Equipment SA...........................    75,122    1,753,697
# *  Exmar NV.............................................   199,925    1,421,568

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- ------------
  BELGIUM -- (Continued)
       Fagron............................................ 262,019 $  4,852,311
  *    Galapagos NV (B07MCX1)............................  92,854   10,230,296
  *    Galapagos NV (B07Q2V5)............................ 220,186   24,227,151
       Gimv NV...........................................  84,558    5,025,473
  # *  Ion Beam Applications............................. 115,719    3,028,528
       Jensen-Group NV...................................  18,696      693,068
       Kinepolis Group NV................................  94,699    6,056,268
  #    Lotus Bakeries....................................   1,543    4,397,785
  # *  MDxHealth......................................... 228,398    1,013,476
       Melexis NV........................................ 113,154   10,524,840
  # *  Nyrstar NV........................................ 745,540    3,574,164
  #    Ontex Group NV.................................... 485,473   14,678,647
       Orange Belgium SA................................. 182,947    2,934,719
  #    Picanol...........................................  28,690    2,866,685
       Recticel SA....................................... 263,951    3,044,395
       Resilux...........................................   5,665    1,000,112
  *    Roularta Media Group NV...........................  19,318      386,316
       Sioen Industries NV...............................  50,085    1,579,775
       Sipef SA..........................................  34,936    2,433,304
  *    Telenet Group Holding NV..........................  97,992    4,718,695
       TER Beke SA.......................................   3,481      643,904
  *    Tessenderlo Group SA.............................. 213,754    8,595,003
  *    ThromboGenics NV.................................. 221,951    1,873,083
       Umicore SA........................................ 425,457   24,898,839
       Van de Velde NV...................................  35,498    1,245,007
  *    Viohalco SA....................................... 583,796    2,106,292
                                                                  ------------
  TOTAL BELGIUM..........................................          257,656,072
                                                                  ------------
  DENMARK -- (5.3%)
  # *  ALK-Abello A.S....................................  41,134    7,647,056
       Alm Brand A.S..................................... 562,935    5,849,672
       Ambu A.S., Class B................................ 919,394   36,170,061
       Arkil Holding A.S., Class B.......................     504       95,607
  *    Bang & Olufsen A.S................................ 256,627    6,238,394
       BankNordik P/F....................................  10,800      188,973
  # *  Bavarian Nordic A.S............................... 204,295    6,234,536
       Brodrene Hartmann A.S.............................  16,148      940,942
  #    Columbus A.S...................................... 403,176      967,641
  # *  D/S Norden A.S.................................... 215,682    3,976,867
       DFDS A.S.......................................... 306,367   20,178,720
       Djurslands Bank A.S...............................   8,970      330,758
       FLSmidth & Co. A.S................................ 270,276   17,787,657
       Fluegger A.S., Class B............................   4,198      250,383
  #    GN Store Nord A.S................................. 927,706   44,253,506
       GronlandsBANKEN A.S...............................   1,125      105,529
  # *  H+H International A.S., Class B................... 104,835    1,602,295
       Harboes Bryggeri A.S., Class B....................  17,239      246,645
  #    IC Group A.S......................................  43,760    1,133,505
       ISS A.S........................................... 221,051    8,256,947
  #    Jeudan A.S........................................   7,083    1,110,511
       Jyske Bank A.S.................................... 480,852   27,235,164
       Lan & Spar Bank...................................   4,981      371,474
  #    Matas A.S......................................... 232,851    1,871,986
  *    Nilfisk Holding A.S............................... 182,797    9,457,788
  # *  NKT A.S........................................... 206,194    5,551,164
  #    NNIT A.S..........................................  71,616    1,859,836
  #    Parken Sport & Entertainment A.S..................  34,515      465,533
       Per Aarsleff Holding A.S.......................... 132,008    4,715,404
       Ringkjoebing Landbobank A.S....................... 154,568    8,736,470

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE>>
                                                         --------- ------------
 DENMARK -- (Continued)
      Roblon A.S., Class B..............................     2,700 $    120,470
      Rockwool International A.S., Class A..............       455      162,712
      Rockwool International A.S., Class B..............    50,421   20,188,727
      Royal Unibrew A.S.................................   295,969   24,651,890
      RTX A.S...........................................    48,566    1,493,216
 *    Santa Fe Group A.S................................   127,806      503,859
      Scandinavian Tobacco Group A.S., Class A..........   193,795    3,151,472
      Schouw & Co., A.S.................................    85,260    7,910,336
      SimCorp A.S.......................................   244,707   20,908,702
      Solar A.S., Class B...............................    37,199    2,342,969
      Spar Nord Bank A.S................................   533,174    5,750,024
      Sydbank A.S.......................................   504,857   18,736,667
 #    Tivoli A.S........................................     9,878    1,033,302
 # *  TK Development A.S................................   612,657      649,432
      Topdanmark A.S....................................   491,266   21,099,034
      TORM P.L.C........................................    61,314      476,161
      United International Enterprises..................    10,336    2,352,108
 # *  Vestjysk Bank A.S................................. 1,501,522      532,273
 # *  Zealand Pharma A.S................................   168,265    2,511,552
                                                                   ------------
 TOTAL DENMARK..........................................            357,929,769
                                                                   ------------
 FINLAND -- (6.0%)
 # *  Afarak Group Oyj..................................   316,672      355,733
 #    Ahlstrom-Munksjo Oyj..............................   133,700    2,564,013
      Aktia Bank Oyj....................................   286,032    3,012,286
      Alandsbanken Abp, Class B.........................    21,354      350,322
 #    Alma Media Oyj....................................   129,772    1,093,128
      Amer Sports Oyj...................................   843,708   27,053,104
      Apetit Oyj........................................    19,668      300,692
      Aspo Oyj..........................................    92,762      987,122
      Atria Oyj.........................................    79,704      883,958
 # *  BasWare Oyj.......................................    56,551    2,385,714
 #    Bittium Oyj.......................................   192,448    1,122,272
      Cargotec Oyj......................................   274,286   13,624,375
 # *  Caverion Oyj......................................   658,056    5,519,141
 #    Citycon Oyj....................................... 2,564,059    5,395,607
      Cramo Oyj.........................................   239,628    5,117,885
      Digia Oyj.........................................    69,731      214,241
      Elisa Oyj.........................................   646,634   28,077,446
      Finnair Oyj.......................................   487,004    4,534,858
      Fiskars Oyj Abp...................................   205,306    4,611,031
      F-Secure Oyj......................................   631,341    2,690,165
      Glaston Oyj ABP...................................    46,084       25,061
      HKScan Oyj, Class A...............................   257,744      798,046
 #    Huhtamaki Oyj.....................................   686,194   24,643,380
      Ilkka-Yhtyma Oyj..................................    61,503      226,292
      Kemira Oyj........................................   725,646    9,524,892
      Kesko Oyj, Class A................................    40,561    2,240,361
      Kesko Oyj, Class B................................   480,249   26,970,060
 #    Konecranes Oyj....................................   430,648   16,664,786
      Lassila & Tikanoja Oyj............................   204,617    4,112,071
 #    Lehto Group Oyj...................................   129,587    1,541,926
      Metsa Board Oyj................................... 1,463,665   15,174,179
      Metso Oyj.........................................   757,257   27,735,696
      Nokian Renkaat Oyj................................   811,148   35,178,342
      Olvi Oyj, Class A.................................    89,529    3,371,362
 #    Oriola Oyj........................................     6,054       19,913
 #    Oriola Oyj, Class B...............................   856,997    2,764,762
 #    Orion Oyj, Class A................................   123,563    4,296,182

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE>>
                                                         --------- ------------
 FINLAND -- (Continued)
      Orion Oyj, Class B................................   277,622 $  9,557,683
 #    Outokumpu Oyj..................................... 2,921,503   19,774,477
 # *  Outotec Oyj....................................... 1,238,541   10,172,024
 #    Pihlajalinna Oyj..................................    77,064    1,015,245
      Ponsse Oyj........................................    69,106    2,495,534
 #    Poyry Oyj.........................................   191,815    1,586,019
 *    QT Group Oyj......................................    55,899      427,274
      Raisio Oyj, Class V...............................   719,325    3,026,424
      Ramirent Oyj......................................   529,368    5,301,934
      Rapala VMC Oyj....................................   109,543      470,082
      Raute Oyj, Class A................................     2,644       93,675
      Revenio Group Oyj.................................   112,930    2,012,179
      Sanoma Oyj........................................   749,458    7,423,164
 #    SRV Group Oyj.....................................    66,041      208,841
 *    Stockmann Oyj Abp (5462371).......................    49,045      240,438
 # *  Stockmann Oyj Abp (5462393).......................   189,838      935,355
      Technopolis Oyj...................................   956,191    4,323,483
      Teleste Oyj.......................................    52,966      438,512
      Tieto Oyj.........................................   355,339   11,051,293
 #    Tikkurila Oyj.....................................   242,268    4,457,409
      Tokmanni Group Corp...............................   146,254    1,213,582
      Uponor Oyj........................................   343,265    5,219,665
      Vaisala Oyj, Class A..............................   106,683    2,632,454
      Valmet Oyj........................................   865,528   17,981,554
      Viking Line Abp...................................    10,366      190,353
 #    YIT Oyj........................................... 1,430,763    9,728,436
                                                                   ------------
 TOTAL FINLAND..........................................            407,157,493
                                                                   ------------
 FRANCE -- (11.0%)
      ABC arbitrage.....................................   154,084    1,286,476
      Actia Group.......................................    51,304      474,192
 *    Adocia............................................     2,396       50,528
 # *  Air France-KLM.................................... 1,087,234    9,922,536
      Akka Technologies.................................    51,478    3,792,172
      AKWEL.............................................    56,783    1,410,875
      Albioma SA........................................   157,219    3,493,094
      Altamir...........................................   136,094    2,637,738
      Alten SA..........................................   142,403   14,132,458
      Altran Technologies SA............................ 1,370,725   13,043,641
 *    Amplitude Surgical SAS............................    19,526       78,201
      Antalis International SAS.........................    95,085      161,374
      APRIL SA..........................................    75,049    1,192,757
 # *  Archos............................................   194,634      193,605
      Assystem..........................................    62,252    2,036,275
      Aubay.............................................    31,239    1,368,985
      Axway Software SA.................................    38,973      881,049
 #    Bastide le Confort Medical........................    16,987      918,220
      Beneteau SA.......................................   216,231    3,542,905
 #    Bigben Interactive................................    74,415      941,761
      BioMerieux........................................    15,143    1,259,290
      Boiron SA.........................................    38,163    3,012,010
      Bonduelle SCA.....................................    82,233    2,986,862
 # *  Bourbon Corp......................................   141,557      722,198
      Burelle SA........................................       872    1,338,778
 #    Casino Guichard Perrachon SA......................   254,831   10,346,690
      Catering International Services...................    14,124      267,521
 *    Cegedim SA........................................    25,022      963,504
 *    CGG SA............................................ 1,714,988    4,678,272
 #    Chargeurs SA......................................   110,476    3,195,243

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE>>
                                                         --------- -----------
 FRANCE -- (Continued)
      Cie des Alpes.....................................    52,760 $ 1,824,956
      Cie Plastic Omnium SA.............................   257,146  10,762,304
 *    Coface SA.........................................   519,613   4,662,819
      Derichebourg SA...................................   584,687   3,533,068
      Devoteam SA.......................................    28,114   3,424,994
      Dom Security......................................     1,497     112,506
      Edenred........................................... 1,147,171  44,998,411
      Electricite de Strasbourg SA......................    21,353   2,821,726
      Elior Group SA....................................   578,748   9,449,328
      Elis SA...........................................   629,703  14,454,444
      Eramet............................................    65,268   6,457,646
 # *  Erytech Pharma SA.................................       681       7,804
 *    Esso SA Francaise.................................    15,303     822,582
 *    Etablissements Maurel et Prom.....................   140,519   1,030,442
      Euronext NV.......................................   291,850  18,113,306
      Europcar Mobility Group...........................   451,417   4,527,266
      Eutelsat Communications SA........................   845,503  18,100,209
 #    Exel Industries, Class A..........................    10,330   1,280,425
      Faurecia SA.......................................    86,840   5,898,886
      Fleury Michon SA..................................     6,124     359,426
 *    Fnac Darty SA (V7VQL46)...........................   119,523  10,844,715
      Gaumont SA........................................    11,662   1,957,041
      Gaztransport Et Technigaz SA......................   115,771   7,579,038
      GEA...............................................     2,433     276,098
      Getlink........................................... 1,262,810  16,669,093
      Gevelot SA........................................     3,466     806,031
      GL Events.........................................    50,402   1,435,434
      Groupe Crit.......................................    23,123   1,958,796
      Groupe Gorge......................................    22,858     400,328
      Groupe Open.......................................    28,806     970,391
 #    Guerbet...........................................    32,440   2,258,419
      Haulotte Group SA.................................    74,466   1,117,589
      HERIGE SADCS......................................     4,147     170,244
 # *  HiPay Group SA....................................    24,579     431,072
 # *  ID Logistics Group................................    10,637   1,751,134
      Imerys SA.........................................   131,323  10,185,683
      Ingenico Group SA.................................   308,923  25,587,744
      Interparfums SA...................................    31,455   1,387,492
      Ipsen SA..........................................    47,538   7,898,176
      IPSOS.............................................   195,019   6,516,512
      Jacquet Metal Service SA..........................    71,359   2,100,915
      Kaufman & Broad SA................................   102,413   5,234,499
 #    Korian SA.........................................   291,987  10,226,916
      Lagardere SCA.....................................   768,346  22,420,070
      Lanson-BCC........................................     8,795     332,903
      Laurent-Perrier...................................    12,988   1,623,935
 #    Le Belier.........................................    10,566     632,073
      Lectra............................................   133,460   3,471,891
      Linedata Services.................................    14,157     584,152
 #    LISI..............................................    99,064   3,434,131
 #    LNA Sante SA......................................    29,442   1,879,289
      Maisons du Monde SA...............................   136,424   4,170,499
 #    Maisons France Confort SA.........................    15,908     784,768
      Manitou BF SA.....................................    51,719   1,965,797
      Manutan International.............................    14,949   1,398,716
      Mersen SA.........................................   117,956   4,864,545
 # *  METabolic EXplorer SA.............................   151,621     361,454
      Metropole Television SA...........................   290,250   6,245,373
      Mr Bricolage......................................    30,731     472,933

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                        SHARES     VALUE>>
                                                       --------- -----------
    FRANCE -- (Continued)
    *    Naturex......................................    35,471 $ 5,612,713
    #    Neopost SA...................................   196,501   5,079,002
    #    Nexans SA....................................   185,479   6,203,806
         Nexity SA....................................   241,351  14,850,868
    # *  Nicox........................................   136,752   1,273,736
    #    NRJ Group....................................    79,571     815,348
    #    Oeneo SA.....................................   157,938   1,901,393
    *    OL Groupe SA.................................     9,132      32,009
    # *  Onxeo SA.....................................   246,319     355,677
    # *  Onxeo SA.....................................    48,958      69,314
         Orpea........................................   164,634  22,608,615
    # *  Parrot SA....................................   112,753     550,662
    # *  Pierre & Vacances SA.........................    29,600     934,302
    #    Plastivaloire................................    45,387     797,963
         PSB Industries SA............................     8,805     513,916
    #    Rallye SA....................................   139,003   1,634,940
    # *  Recylex SA...................................   102,008   1,008,275
    #    Rexel SA..................................... 1,773,993  27,744,990
         Robertet SA..................................     4,128   2,416,518
         Rothschild & Co..............................    53,783   1,956,266
    #    Rubis SCA....................................   596,141  35,159,281
         Samse SA.....................................     8,068   1,490,419
         Sartorius Stedim Biotech.....................   101,854  12,123,021
         Savencia SA..................................    33,010   2,900,265
         SEB SA.......................................    12,329   2,341,846
         Seche Environnement SA.......................    13,339     440,935
    # *  Sequana SA...................................   289,137     152,440
    *    SES-imagotag SA..............................     1,082      37,158
         Societe BIC SA...............................   130,221  12,454,791
    *    Societe des Bains de Mer et du Cercle des
           Etrangers a Monaco.........................    60,258   3,761,891
         Societe Marseillaise du Tunnel
           Prado-Carenage SA..........................     5,211     124,470
         Societe pour l'Informatique Industrielle.....    39,961   1,167,393
    *    SOITEC.......................................   115,317   9,853,823
    # *  Solocal Group................................ 3,289,445   4,410,857
         Somfy SA.....................................   104,615   9,347,803
         Sopra Steria Group...........................   101,694  17,987,750
         SPIE SA......................................   453,235   8,582,500
    # *  SRP Groupe SA................................    19,776     149,644
    *    Stallergenes Greer P.L.C.....................    17,371     555,094
    *    Ste Industrielle d'Aviation Latecoere SA.....   362,344   1,710,817
         Stef SA......................................    28,044   3,245,262
         Sword Group..................................    35,526   1,452,280
         Synergie SA..................................    69,728   3,253,419
         Tarkett SA...................................   121,413   3,256,152
    # *  Technicolor SA............................... 1,531,532   2,143,904
         Teleperformance..............................   144,931  26,541,455
         Television Francaise 1.......................   615,411   6,678,183
    *    Tessi SA.....................................     6,874   1,468,174
         TFF Group....................................    20,720     946,390
    #    Thermador Groupe.............................    35,570   2,352,266
         Total Gabon..................................     2,594     414,384
    *    Touax SA.....................................     9,530      95,290
         Trigano SA...................................    54,537   7,827,641
    *    Ubisoft Entertainment SA.....................   141,155  15,558,096
         Union Financiere de France BQE SA............    16,855     544,338
    # *  Vallourec SA................................. 1,879,147  12,089,075
    # *  Valneva SE...................................   322,635   1,563,760
         Vetoquinol SA................................    19,343   1,243,741
         Vicat SA.....................................    98,885   6,396,902

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- ------------
  FRANCE -- (Continued)
       VIEL & Cie SA..................................... 162,802 $    986,576
       Vilmorin & Cie SA.................................  29,068    1,991,033
  # *  Virbac SA.........................................  22,491    3,204,176
       Vranken-Pommery Monopole SA.......................  18,262      519,003
  *    Worldline SA......................................  40,546    2,411,427
       XPO Logistics Europe SADIR........................      33       11,593
                                                                  ------------
  TOTAL FRANCE...........................................          742,684,678
                                                                  ------------
  GERMANY -- (14.6%)
       1&1 Drillisch AG..................................  96,926    5,765,550
       7C Solarparken AG.................................   7,184       22,180
  *    A.S. Creation Tapeten.............................   4,531       92,154
       Aareal Bank AG.................................... 433,429   19,918,545
       Adler Modemaerkte AG..............................  47,849      223,146
  *    ADLER Real Estate AG.............................. 180,718    3,016,688
  #    ADO Properties SA................................. 152,843    8,718,927
  # *  ADVA Optical Networking SE........................ 324,107    2,726,568
  # *  AIXTRON SE........................................ 549,541    7,906,773
       All for One Steeb AG..............................   3,581      264,637
       Allgeier SE.......................................  38,327    1,516,145
       Amadeus Fire AG...................................  31,746    3,435,495
       Atoss Software AG.................................   1,138      118,283
       Aurubis AG........................................ 256,792   21,019,193
       Axel Springer SE.................................. 117,230    8,759,632
       Basler AG.........................................   9,252    2,057,114
       Bauer AG..........................................  70,305    1,559,170
       BayWa AG..........................................  88,093    2,990,806
       BayWa AG..........................................     124        4,404
       Bechtle AG........................................ 198,589   17,831,567
       Bertrandt AG......................................  33,616    3,401,635
  #    bet-at-home.com AG................................   7,939      549,404
       Bijou Brigitte AG.................................  22,217    1,040,772
       Bilfinger SE...................................... 230,912   11,889,881
       Borussia Dortmund GmbH & Co. KGaA................. 486,763    3,516,767
       CANCOM SE......................................... 219,796   11,898,489
       Carl Zeiss Meditec AG............................. 172,404   13,393,895
  #    CECONOMY AG....................................... 935,953    7,688,293
       CENIT AG..........................................  53,174    1,050,958
       CENTROTEC Sustainable AG..........................  33,321      497,207
       Cewe Stiftung & Co. KGAA..........................  37,502    3,434,044
       comdirect bank AG................................. 184,745    2,734,563
       CompuGroup Medical SE............................. 131,701    7,342,981
  #    Corestate Capital Holding SA......................  11,729      637,177
       CropEnergies AG................................... 118,349      671,332
       CTS Eventim AG & Co. KGaA......................... 286,243   13,495,582
       Data Modul AG.....................................  11,455      920,437
  *    DEAG Deutsche Entertainment AG....................  44,855      201,454
       Delticom AG.......................................  28,981      296,745
       Deutsche Beteiligungs AG..........................  86,088    3,750,284
  #    Deutsche EuroShop AG.............................. 355,267   12,525,766
       Deutsche Pfandbriefbank AG........................ 802,642   12,571,911
       Deutz AG.......................................... 857,865    7,798,215
  # *  Dialog Semiconductor P.L.C........................ 382,079    6,631,726
       DIC Asset AG...................................... 346,439    3,952,241
       Diebold Nixdorf AG................................  25,647    1,743,042
       DMG Mori AG.......................................  15,692      833,429
       Dr Hoenle AG......................................  30,164    3,076,443
       Draegerwerk AG & Co. KGaA.........................  16,799    1,023,438
  #    Duerr AG.......................................... 287,838   12,636,462

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE>>
                                                         --------- -----------
 GERMANY -- (Continued)
      Eckert & Ziegler AG...............................    17,413 $   843,430
      EDAG Engineering Group AG.........................    43,279     885,724
      Elmos Semiconductor AG............................    76,464   2,060,656
 #    ElringKlinger AG..................................   204,148   2,591,078
      Energiekontor AG..................................     1,324      22,684
 *    Euromicron AG.....................................    45,575     339,193
 #    Ferratum Oyj......................................    64,645   1,341,087
      Fielmann AG.......................................   137,771   9,672,339
      First Sensor AG...................................    41,693   1,126,715
      Francotyp-Postalia Holding AG, Class A............    55,619     241,126
      Freenet AG........................................   917,415  26,291,579
      FRIWO AG..........................................       513      13,564
      Fuchs Petrolub SE.................................   111,724   5,882,428
      GEA Group AG......................................    37,906   1,481,544
      Gerresheimer AG...................................   202,263  17,221,670
 # *  Gerry Weber International AG......................   132,096     893,215
      Gesco AG..........................................    55,472   1,981,794
      GFT Technologies SE...............................   114,128   1,819,038
      Grammer AG........................................    80,206   5,589,901
      Grand City Properties SA..........................   243,395   6,321,193
 #    GRENKE AG.........................................    81,982   9,061,523
      H&R GmbH & Co. KGaA...............................    64,746     868,335
      Hamburger Hafen und Logistik AG...................   144,576   3,334,865
 # *  Hapag-Lloyd AG....................................    41,885   1,700,734
      Hawesko Holding AG................................        52       3,017
 # *  Heidelberger Druckmaschinen AG.................... 1,895,912   5,444,331
      Hella GmbH & Co KGaA..............................   153,947   9,069,268
      Highlight Communications AG.......................    98,406     612,235
 *    HolidayCheck Group AG.............................   175,906     779,392
      Hornbach Baumarkt AG..............................    27,119     803,932
      Hornbach Holding AG & Co. KGaA....................    14,905   1,037,241
      Hugo Boss AG......................................   349,836  31,545,247
      Indus Holding AG..................................   131,189   8,233,618
      Isra Vision AG....................................   102,291   6,295,017
      IVU Traffic Technologies AG.......................    42,477     256,366
      Jenoptik AG.......................................   296,880  11,942,913
      K+S AG............................................ 1,395,621  36,898,665
      Kloeckner & Co. SE................................   558,224   6,149,120
      Koenig & Bauer AG.................................    90,426   7,029,302
      Krones AG.........................................    93,610  11,580,057
      KSB SE & Co. KGaA.................................     3,466   1,453,854
      KWS Saat SE.......................................    15,926   6,279,990
      Lanxess AG........................................   467,849  38,443,207
      LEG Immobilien AG.................................   355,290  39,961,559
      Leifheit AG.......................................    51,737   1,238,660
      Leoni AG..........................................   217,226  11,081,057
 *    LPKF Laser & Electronics AG.......................    73,571     635,878
 # *  Manz AG...........................................    30,876   1,289,049
      MasterFlex SE.....................................    20,259     212,006
      Mediclin AG.......................................    88,966     634,783
 # *  Medigene AG.......................................   108,058   1,586,944
 #    METRO AG..........................................   159,657   1,971,648
      MLP SE............................................   369,241   2,409,933
      Nemetschek SE.....................................   139,851  19,433,719
      Nexus AG..........................................    76,645   2,375,471
 *    Nordex SE.........................................   309,455   3,475,554
      Norma Group SE....................................   219,545  13,920,015
 #    OHB SE............................................    34,003   1,183,070
      OSRAM Licht AG....................................   210,842   9,413,780

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
  GERMANY -- (Continued)
  #    Paragon GmbH & Co. KGaA...........................  14,660 $   786,023
       Patrizia Immobilien AG............................ 333,436   7,521,824
  *    Petro Welt Technologies AG........................  12,774      88,096
       Pfeiffer Vacuum Technology AG.....................  52,225   8,569,620
       PNE AG............................................ 479,106   1,412,570
       Progress-Werk Oberkirch AG........................   8,558     369,338
       PSI Software AG...................................  42,038     857,703
  #    Puma SE...........................................  11,101   5,571,981
  *    PVA TePla AG......................................  31,882     686,389
  *    QIAGEN NV......................................... 387,279  14,041,457
       QSC AG............................................ 609,371   1,055,941
  *    R Stahl AG........................................  14,952     471,492
  #    Rational AG.......................................  14,701  10,068,995
       Rheinmetall AG.................................... 272,395  32,919,302
       RHOEN-KLINIKUM AG................................. 233,180   6,849,535
       RIB Software SE................................... 215,756   4,790,653
  *    Rocket Internet SE................................ 373,096  12,970,047
       S&T AG............................................ 296,868   8,439,285
  #    SAF-Holland SA.................................... 359,253   5,975,829
       Salzgitter AG..................................... 269,278  13,317,328
  # *  Schaltbau Holding AG..............................  33,940   1,047,575
       Schloss Wachenheim AG.............................   7,479     169,224
       Scout24 AG........................................  78,536   4,086,071
       Secunet Security Networks AG......................   5,281     742,036
  # *  Senvion SA........................................  19,310     179,104
  *    SGL Carbon SE..................................... 131,002   1,547,618
  # *  Shop Apotheke Europe NV...........................   8,975     524,582
  #    SHW AG............................................  25,624     954,201
  #    Siltronic AG...................................... 144,288  25,165,764
       Sixt Leasing SE...................................  58,354   1,164,321
       Sixt SE...........................................  81,811  10,595,773
       SMA Solar Technology AG...........................  85,104   3,596,328
  *    SMT Scharf AG.....................................  22,763     407,685
       Softing AG........................................  26,963     250,411
       Software AG....................................... 325,372  15,358,567
       Stabilus SA....................................... 140,064  11,922,640
       STRATEC Biomedical AG.............................  15,279   1,288,189
       Stroeer SE & Co. KGaA............................. 162,002   9,947,324
       Suedzucker AG..................................... 477,081   6,961,782
  # *  SUESS MicroTec SE................................. 136,244   2,293,366
       Surteco Group SE..................................  45,548   1,329,924
       Syzygy AG.........................................   2,030      23,627
       TAG Immobilien AG................................. 934,395  21,122,099
       Takkt AG.......................................... 188,254   3,549,024
       Technotrans SE....................................  37,276   1,762,506
  *    Tele Columbus AG.................................. 225,894   1,398,094
       TLG Immobilien AG................................. 514,073  13,437,920
  *    Tom Tailor Holding SE............................. 214,000   1,597,954
       Traffic Systems SE................................  35,075     750,510
       Uniper SE......................................... 312,671   9,762,808
  #    VERBIO Vereinigte BioEnergie AG................... 127,536     923,384
       Vossloh AG........................................  68,437   3,543,681
       VTG AG............................................  90,523   5,897,065
       Wacker Chemie AG..................................  47,794   6,949,124
       Wacker Neuson SE.................................. 198,618   5,129,588
       Washtec AG........................................  63,112   5,511,163
       Wuestenrot & Wuerttembergische AG................. 106,695   2,328,376
       XING SE...........................................  18,138   5,906,745

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                            SHARES     VALUE>>
                                                           --------- ------------
GERMANY -- (Continued)
     Zeal Network SE......................................    46,356 $  1,312,272
                                                                     ------------
TOTAL GERMANY.............................................            982,618,696
                                                                     ------------
IRELAND -- (1.1%)
     C&C Group P.L.C...................................... 1,085,694    4,362,928
     C&C Group P.L.C......................................   399,607    1,615,395
*    Datalex P.L.C........................................    91,110      269,115
     FBD Holdings P.L.C...................................   125,459    1,522,217
     Glanbia P.L.C........................................   214,971    3,536,394
     Glanbia P.L.C........................................   700,613   11,519,355
     IFG Group P.L.C......................................   302,015      557,357
*    Independent News & Media P.L.C....................... 1,939,277      210,428
     Irish Continental Group P.L.C........................   485,129    2,976,729
     Irish Continental Group P.L.C........................   234,200    1,425,958
     Kingspan Group P.L.C.................................   634,526   29,466,287
*    Permanent TSB Group Holdings P.L.C...................    92,947      227,636
     Smurfit Kappa Group P.L.C............................   448,337   18,422,276
                                                                     ------------
TOTAL IRELAND.............................................             76,112,075
                                                                     ------------
ISRAEL -- (2.3%)
     Adgar Investment and Development, Ltd................     6,982       11,222
*    ADO Group, Ltd.......................................    88,940    1,822,744
     Afcon Holdings, Ltd..................................       764       29,554
*    Africa Israel Properties, Ltd........................    87,475    1,936,557
     Africa Israel Residences, Ltd........................     2,237       37,626
*    Airport City, Ltd....................................   421,822    4,793,343
     Albaad Massuot Yitzhak, Ltd..........................     2,660       31,000
*    Allot Communications, Ltd............................   166,831      843,701
     Alony Hetz Properties & Investments, Ltd.............   399,681    3,928,147
     Alrov Properties and Lodgings, Ltd...................    48,457    1,495,465
     Amot Investments, Ltd................................   661,733    3,337,684
     Arad, Ltd............................................    13,883      132,784
*    Arko Holdings, Ltd................................... 1,414,663      713,225
     Ashtrom Group, Ltd...................................    51,269      189,977
#    Ashtrom Properties, Ltd..............................   190,899      780,941
*    AudioCodes, Ltd......................................   165,181    1,584,046
     Avgol Industries 1953, Ltd...........................   468,925      476,492
*    Azorim-Investment Development & Construction Co., Ltd   434,861      390,883
     Bayside Land Corp....................................     4,747    2,090,049
     Bet Shemesh Engines Holdings 1997, Ltd...............     2,072       46,827
     Big Shopping Centers, Ltd............................    27,978    1,806,426
# *  BioLine RX, Ltd......................................    96,617       85,272
     Blue Square Real Estate, Ltd.........................    34,455    1,201,416
*    Bonus Biogroup, Ltd..................................   682,771      107,690
# *  Brack Capital Properties NV..........................    16,139    1,798,535
*    Brainsway, Ltd.......................................     2,326       11,520
     Camtek, Ltd..........................................    48,660      393,193
#    Carasso Motors, Ltd..................................   104,212      563,660
     Castro Model, Ltd....................................       145        3,959
# *  Cellcom Israel, Ltd..................................   310,154    1,772,985
#    Ceragon Networks, Ltd................................   266,244    1,067,638
*    Clal Biotechnology Industries, Ltd...................   328,984      294,866
*    Clal Insurance Enterprises Holdings, Ltd.............   123,888    2,025,720
     Cohen Development & Industrial Buildings, Ltd........     3,184       60,236
# *  Compugen, Ltd........................................   188,351      599,216
     Danel Adir Yeoshua, Ltd..............................    15,444      671,440
     Delek Automotive Systems, Ltd........................   204,232    1,079,562
#    Delek Group, Ltd.....................................    10,965    1,560,905

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE>>
                                                           --------- ----------
 ISRAEL -- (Continued)
      Delta-Galil Industries, Ltd.........................    72,570 $2,097,442
      Dexia Israel Bank, Ltd..............................       799    127,163
      Direct Insurance Financial Investments, Ltd.........   111,017  1,247,976
      Dor Alon Energy in Israel 1988, Ltd.................     9,069    109,008
 # *  El Al Israel Airlines............................... 1,852,806    460,991
      Electra Consumer Products 1970, Ltd.................    51,141    508,426
      Electra, Ltd........................................    10,539  2,433,278
 # *  Elron Electronic Industries, Ltd....................    92,425    355,033
 *    Energix-Renewable Energies, Ltd.....................   721,686    752,200
 # *  Enlight Renewable Energy, Ltd....................... 2,163,770  1,068,385
 *    Equital, Ltd........................................     2,248     52,656
 *    Evogene, Ltd........................................    79,189    228,307
      First International Bank Of Israel, Ltd.............   233,290  5,019,409
      FMS Enterprises Migun, Ltd..........................    18,743    518,266
 # *  Foresight Autonomous Holdings, Ltd..................   172,589    101,103
      Formula Systems 1985, Ltd...........................    55,841  1,979,376
      Fox Wizel, Ltd......................................    47,419    981,721
 # *  Gilat Satellite Networks, Ltd.......................   206,464  1,749,384
      Hadera Paper, Ltd...................................    17,612  1,259,082
      Hamlet Israel-Canada, Ltd...........................    30,413    737,079
      Harel Insurance Investments & Financial Services,
        Ltd...............................................   664,618  5,108,999
      Hilan, Ltd..........................................    70,607  1,580,147
      IDI Insurance Co., Ltd..............................    35,576  2,156,867
 # *  Industrial Buildings Corp., Ltd.....................   674,414    854,446
 #    Inrom Construction Industries, Ltd..................   298,882  1,090,598
 *    Intec Pharma, Ltd...................................    24,773    105,026
      Israel Discount Bank, Ltd., Class A................. 2,392,516  7,563,427
 *    Israel Land Development Co., Ltd. (The).............    29,765    251,397
      Isras Investment Co., Ltd...........................     4,476    497,797
      Issta Lines, Ltd....................................    11,573    193,974
 *    Jerusalem Oil Exploration...........................    52,362  2,641,511
 *    Kamada, Ltd.........................................   177,993  1,001,952
      Kenon Holdings, Ltd.................................    69,223  1,103,139
      Kerur Holdings, Ltd.................................    28,592    749,380
      Klil Industries, Ltd................................     5,219    448,394
      Maabarot Products, Ltd..............................    22,937    237,763
      Magic Software Enterprises, Ltd.....................   112,480    944,752
      Matrix IT, Ltd......................................   217,883  2,289,128
      Maytronics, Ltd.....................................   204,288  1,049,130
 *    Mazor Robotics, Ltd.................................   230,878  7,189,091
 #    Mediterranean Towers, Ltd...........................   291,699    496,114
      Mega Or Holdings, Ltd...............................    66,008    721,379
      Meitav Dash Investments, Ltd........................    99,974    299,920
 #    Melisron, Ltd.......................................    77,925  3,062,668
      Menora Mivtachim Holdings, Ltd......................   153,843  1,659,996
 # *  Migdal Insurance & Financial Holding, Ltd........... 2,192,100  2,149,503
      Minrav Holdings, Ltd................................       263     28,718
 #    Mivtach Shamir Holdings, Ltd........................    23,078    418,351
 #    Naphtha Israel Petroleum Corp., Ltd.................   205,306  1,180,281
 #    Nawi Brothers, Ltd..................................    92,053    473,620
      Neto ME Holdings, Ltd...............................     8,982    714,492
 *    Nova Measuring Instruments, Ltd.....................   154,998  4,354,800
 *    NR Spuntech Industries, Ltd.........................    68,004    214,835
      Oil Refineries, Ltd................................. 8,133,201  3,746,264
      One Software Technologies, Ltd......................       552     20,897
 *    Partner Communications Co., Ltd.....................   672,023  2,586,584
 #    Paz Oil Co., Ltd....................................    38,044  5,430,159
 *    Perion Network, Ltd.................................    16,455     16,773
      Phoenix Holdings, Ltd. (The)........................   424,366  2,270,336

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES      VALUE>>
                                                        ----------- ------------
ISRAEL -- (Continued)
     Plasson Industries, Ltd...........................      20,285 $    859,492
     Rami Levy Chain Stores Hashikma Marketing 2006,
       Ltd.............................................      41,166    1,949,271
*    Redhill Biopharma, Ltd............................     316,623      242,191
     Scope Metals Group, Ltd...........................      37,589      952,821
#    Shapir Engineering and Industry, Ltd..............     428,921    1,243,530
#    Shikun & Binui, Ltd...............................   1,180,819    2,189,663
     Shufersal, Ltd....................................     570,051    3,443,679
*    SodaStream International, Ltd.....................      10,211      879,896
*    Space Communication, Ltd..........................      16,115       50,227
     Strauss Group, Ltd................................     140,479    2,877,935
     Summit Real Estate Holdings, Ltd..................     170,795    1,456,928
# *  Suny Cellular Communication, Ltd..................     473,129      228,745
#    Tadiran Holdings, Ltd.............................      14,981      364,494
*    Tower Semiconductor, Ltd..........................     315,502    6,453,370
*    Union Bank of Israel..............................     199,952      823,693
     YH Dimri Construction & Development, Ltd..........         791       12,189
                                                                    ------------
TOTAL ISRAEL...........................................              152,493,523
                                                                    ------------
ITALY -- (10.3%)
# *  A.S. Roma SpA.....................................     663,867      406,567
     A2A SpA...........................................  10,770,004   19,756,598
     ACEA SpA..........................................     351,411    5,554,204
# *  Aeffe SpA.........................................     227,820      766,818
     Aeroporto Guglielmo Marconi Di Bologna SpA........      18,072      322,284
     Amplifon SpA......................................     591,500   13,191,790
     Anima Holding SpA.................................   1,449,962    7,772,020
*    Ansaldo STS SpA...................................     480,954    7,087,305
     Aquafil SpA.......................................       6,073       91,979
*    Arnoldo Mondadori Editore SpA.....................     883,435    1,502,667
     Ascopiave SpA.....................................     476,568    1,770,975
# *  Astaldi SpA.......................................     376,038      845,441
     Autogrill SpA.....................................     738,453    8,061,012
     Autostrade Meridionali SpA........................       3,917      131,742
     Avio SpA..........................................      37,294      617,626
#    Azimut Holding SpA................................     728,393   12,205,946
#    B&C Speakers SpA..................................      18,289      267,277
# *  Banca Carige SpA.................................. 148,414,098    1,545,445
     Banca Farmafactoring SpA..........................     141,088      880,272
     Banca Finnat Euramerica SpA.......................     616,149      269,888
     Banca Generali SpA................................     339,615    9,141,763
     Banca IFIS SpA....................................     143,766    4,496,496
#    Banca Mediolanum SpA..............................   1,481,287   10,621,218
# *  Banca Monte dei Paschi di Siena SpA...............     190,753      592,107
     Banca Popolare di Sondrio SCPA....................   3,098,267   13,398,972
#    Banca Profilo SpA.................................   1,814,636      455,429
#    Banca Sistema SpA.................................     331,868      813,309
# *  Banco BPM SpA.....................................   9,509,050   30,137,863
#    Banco di Desio e della Brianza SpA................     238,796      611,644
     BasicNet SpA......................................     193,377      924,437
#    BE................................................     564,587      604,574
     Biesse SpA........................................      88,272    3,632,477
#    BPER Banca........................................   3,576,937   19,913,173
#    Brembo SpA........................................     958,192   13,115,042
     Brunello Cucinelli SpA............................     197,949    8,217,778
#    Buzzi Unicem SpA..................................     534,924   11,765,493
     Cairo Communication SpA...........................     483,826    1,832,401
*    Caltagirone Editore SpA...........................       6,277        9,261
#    Carraro SpA.......................................     162,374      556,354
     Cembre SpA........................................      34,939    1,022,307

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE>>
                                                         ---------- -----------
 ITALY -- (Continued)
      Cementir Holding SpA..............................    334,012 $ 2,705,779
      Cerved Group SpA..................................  1,212,485  13,929,483
      CIR-Compagnie Industriali Riunite SpA.............  2,396,379   2,905,618
      Credito Emiliano SpA..............................    539,951   3,998,211
 *    Credito Valtellinese SpA.......................... 45,885,728   5,679,645
 # *  d'Amico International Shipping SA.................  1,350,290     272,890
      Danieli & C Officine Meccaniche SpA...............     88,590   2,174,205
      Datalogic SpA.....................................    118,736   4,004,080
      De' Longhi SpA....................................    307,259   9,027,371
      DeA Capital SpA...................................    727,037   1,095,457
      DiaSorin SpA......................................    147,449  15,818,580
      Digital Bros SpA..................................     27,500     307,318
      Ei Towers SpA.....................................    110,814   7,378,738
      El.En. SpA........................................     12,022     396,639
 # *  Elica SpA.........................................     76,131     191,917
      Emak SpA..........................................    325,346     458,660
      Enav SpA..........................................  1,463,895   7,539,884
 # *  ePrice SpA........................................     99,656     171,058
      ERG SpA...........................................    413,405   9,291,615
 #    Esprinet SpA......................................    208,274     940,872
 # *  Eurotech SpA......................................    208,524     608,648
 # *  Exprivia SpA......................................    109,673     155,390
      Falck Renewables SpA..............................    890,272   2,347,370
 *    Fiera Milano SpA..................................     87,551     479,910
 #    Fila SpA..........................................    111,342   2,427,994
 *    Fincantieri SpA...................................  3,681,190   5,539,886
      FinecoBank Banca Fineco SpA.......................  2,244,655  26,321,762
      FNM SpA...........................................  1,049,730     735,514
 # *  GEDI Gruppo Editoriale SpA........................    927,122     366,655
 #    Gefran SpA........................................     37,987     326,306
 #    Geox SpA..........................................    604,392   1,605,432
 #    Gruppo MutuiOnline SpA............................    132,302   2,123,651
      Hera SpA..........................................  5,298,805  17,573,720
 # *  IMMSI SpA.........................................  1,274,433     797,524
      Industria Macchine Automatiche SpA................     99,474   8,353,049
      Infrastrutture Wireless Italiane SpA..............    817,814   6,688,626
 # *  Intek Group SpA...................................  1,988,417     837,460
      Interpump Group SpA...............................    423,082  13,299,555
      Iren SpA..........................................  4,067,812  11,501,129
      Italgas SpA.......................................  3,243,188  18,654,573
      Italmobiliare SpA.................................     44,674   1,068,005
      IVS Group SA......................................     56,191     778,091
 # *  Juventus Football Club SpA........................  2,763,968   2,815,041
      La Doria SpA......................................     68,280     836,899
 #    Leonardo SpA......................................    960,726  11,477,853
      Maire Tecnimont SpA...............................    848,364   4,390,210
      MARR SpA..........................................    209,901   5,657,204
      Massimo Zanetti Beverage Group SpA................     65,668     538,063
 # *  Mediaset SpA......................................  4,201,139  14,223,686
      Moncler SpA.......................................    473,723  20,878,681
 # *  Mondo TV SpA......................................     89,356     460,274
 #    Nice SpA..........................................    161,881     622,052
 *    Openjobmetis SpA agenzia per il lavoro............     61,558     712,719
      OVS SpA...........................................    977,759   3,196,374
 #    Panariagroup Industrie Ceramiche SpA..............     73,107     248,050
      Parmalat SpA......................................    697,227   2,410,184
      Piaggio & C SpA...................................  1,124,262   2,963,393
 #    Prima Industrie SpA...............................     32,468   1,378,545
      Prysmian SpA......................................  1,449,903  37,037,070

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                        SHARES     VALUE>>
                                                       --------- ------------
  ITALY -- (Continued)
       RAI Way SpA....................................   437,839 $  2,486,677
       Reno de Medici SpA............................. 1,246,787    1,513,044
       Reply SpA......................................   115,704    7,815,207
       Retelit SpA....................................   812,002    1,526,511
  # *  Rizzoli Corriere Della Sera Mediagroup SpA.....   747,835      935,372
       Sabaf SpA......................................    46,764      885,312
       SAES Getters SpA...............................    44,991    1,122,106
  # *  Safilo Group SpA...............................   228,756    1,176,576
  # *  Saipem SpA..................................... 4,027,191   21,034,790
  #    Salini Impregilo SpA........................... 1,282,257    3,380,821
  #    Salvatore Ferragamo SpA........................   288,245    6,655,173
       Saras SpA...................................... 3,522,294    8,433,149
       Servizi Italia SpA.............................    62,874      340,179
       Sesa SpA.......................................    43,956    1,548,843
       Societa Cattolica di Assicurazioni SC.......... 1,153,283   10,580,913
       Societa Iniziative Autostradali e Servizi SpA..   505,756    8,958,264
  *    Sogefi SpA.....................................   323,297      803,612
  #    SOL SpA........................................   169,140    2,144,474
  #    Tamburi Investment Partners SpA................   626,220    4,607,176
       Technogym SpA..................................   649,966    7,076,422
       Tecnoinvestimenti SpA..........................    63,963      422,686
  # *  Tiscali SpA.................................... 9,160,788      256,181
  #    Tod's SpA......................................    73,658    4,689,126
  # *  TREVI--Finanziaria Industriale SpA.............   509,518      205,298
       TXT e-solutions SpA............................     8,542       97,583
       Unieuro SpA....................................    27,235      363,692
  #    Unione di Banche Italiane SpA.................. 7,603,883   31,374,304
  #    Unipol Gruppo SpA.............................. 2,932,632   12,181,659
  #    UnipolSai Assicurazioni SpA.................... 4,812,724   10,938,697
       Vittoria Assicurazioni SpA.....................   147,138    2,399,340
       Zignago Vetro SpA..............................   163,712    1,560,281
                                                                 ------------
  TOTAL ITALY.........................................            693,147,990
                                                                 ------------
  NETHERLANDS -- (6.0%)
       Aalberts Industries NV.........................   694,740   31,481,335
  #    Accell Group...................................   154,132    3,208,676
  #    AFC Ajax NV....................................    17,020      232,777
  *    Altice Europe NV, Class A...................... 1,230,119    4,099,180
  *    Altice Europe NV, Class B......................    49,929      165,949
  #    AMG Advanced Metallurgical Group NV............   179,772   10,613,888
  #    Amsterdam Commodities NV.......................   108,352    2,535,582
       APERAM SA......................................   390,560   18,407,058
  #    Arcadis NV.....................................   500,739    9,143,133
  #    ASM International NV...........................   346,018   19,919,723
       ASR Nederland NV...............................   313,353   14,018,310
  *    Basic-Fit NV...................................    87,547    2,852,801
       BE Semiconductor Industries NV.................   538,009   11,631,554
  #    Beter Bed Holding NV...........................   131,483      918,984
  #    BinckBank NV...................................   440,223    2,665,239
  #    Boskalis Westminster...........................   654,419   20,065,445
       Brunel International NV........................   150,988    2,468,628
  #    Corbion NV.....................................   398,317   13,637,893
       Flow Traders...................................   187,432    5,568,613
       ForFarmers NV..................................   167,676    1,905,121
  # *  Fugro NV.......................................   597,586    8,597,861
  *    Gemalto NV.....................................   306,999   17,908,676
  *    Gemalto NV.....................................   231,595   13,508,282
       GrandVision NV.................................   267,323    6,136,824
  *    Heijmans NV....................................   161,687    2,062,305

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE>>
                                                         --------- ------------
 NETHERLANDS -- (Continued)
      Hunter Douglas NV.................................    23,741 $  1,824,950
      IMCD NV...........................................   260,716   18,941,933
      Intertrust NV.....................................   374,466    6,517,895
      KAS Bank NV.......................................    98,504    1,123,130
      Kendrion NV.......................................   103,449    4,482,873
      Koninklijke BAM Groep NV.......................... 2,091,579    8,568,859
      Koninklijke Vopak NV..............................   453,570   21,334,264
 *    Lucas Bols NV.....................................    20,321      401,264
      Nederland Apparatenfabriek........................    33,455    1,804,943
 # *  OCI NV............................................   521,247   15,758,597
      Ordina NV.........................................   859,201    1,990,762
      PostNL NV......................................... 3,035,348   11,981,840
      SBM Offshore NV................................... 1,265,052   19,601,525
 #    SIF Holding NV....................................    24,515      508,586
      Signify NV........................................   673,333   18,644,829
      Sligro Food Group NV..............................   164,297    6,801,344
 *    Takeaway.com NV...................................    66,456    4,435,924
      TKH Group NV......................................   258,617   16,163,747
 *    TomTom NV.........................................   971,261    9,919,160
      Van Lanschot Kempen NV............................    70,374    1,939,586
      Wessanen..........................................   484,021    7,207,357
                                                                   ------------
 TOTAL NETHERLANDS......................................            403,707,205
                                                                   ------------
 NORWAY -- (2.3%)
      ABG Sundal Collier Holding ASA.................... 2,139,353    1,519,886
      AF Gruppen ASA....................................    38,016      589,556
 # *  Akastor ASA....................................... 1,070,994    2,218,371
 *    Aker Solutions ASA................................   906,658    6,201,061
      American Shipping Co. ASA.........................   266,740      938,669
 *    Archer, Ltd.......................................   605,831      679,410
      Arendals Fossekompani A.S.........................        90       40,810
      Atea ASA..........................................   422,568    6,039,975
      Austevoll Seafood ASA.............................   452,355    6,588,349
 # *  Avance Gas Holding, Ltd...........................   358,569    1,021,195
 # *  Axactor AB........................................   701,216    1,982,446
 #    B2Holding ASA.....................................   348,506      746,873
      Bakkafrost P/F....................................   100,122    6,152,294
      Bonheur ASA.......................................   140,320    2,007,043
      Borregaard ASA....................................   559,675    5,313,066
 # *  BW LPG, Ltd.......................................   507,174    2,297,858
 # *  BW Offshore, Ltd..................................   845,823    4,597,451
      Data Respons ASA..................................    14,736       48,958
 *    DNO ASA........................................... 3,940,467    8,346,623
 *    DOF ASA...........................................   643,427      631,845
      Ekornes ASA.......................................   129,482    2,187,047
      Entra ASA.........................................    59,049      862,195
      Europris ASA......................................   563,741    1,466,681
 *    FLEX LNG, Ltd.....................................   436,958      657,374
 # *  Fred Olsen Energy ASA.............................   188,192      167,892
 #    Frontline, Ltd....................................   493,983    2,516,834
 # *  Funcom NV.........................................   424,032      985,038
      Grieg Seafood ASA.................................   283,304    3,364,004
 #    Hexagon Composites ASA............................   501,121    1,671,750
      Hoegh LNG Holdings, Ltd...........................   277,724    1,642,999
      Itera ASA.........................................    10,713       12,736
 *    Kongsberg Automotive ASA.......................... 2,171,519    2,528,672
      Kongsberg Gruppen ASA.............................    46,352      941,343
 *    Kvaerner ASA...................................... 1,605,790    2,886,971
 # *  NEL ASA........................................... 4,637,270    1,837,472

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE>>
                                                        ---------- ------------
NORWAY -- (Continued)
# *  Next Biometrics Group A.S.........................     24,877 $    107,221
# *  Nordic Nanovector ASA.............................    197,914    1,547,852
# *  Nordic Semiconductor ASA..........................    703,953    4,243,375
     Norway Royal Salmon ASA...........................     74,885    1,901,341
# *  Norwegian Air Shuttle ASA.........................    163,645    4,793,249
# *  Norwegian Finans Holding ASA......................    147,851    1,806,004
     Norwegian Property ASA............................    805,865    1,137,024
#    Ocean Yield ASA...................................    276,975    2,271,718
*    Odfjell Drilling, Ltd.............................    423,986    1,628,083
     Odfjell SE, Class A...............................    137,586      563,629
     Olav Thon Eiendomsselskap ASA.....................     95,586    1,812,343
*    Otello Corp. ASA..................................    596,226    1,418,938
*    Panoro Energy ASA.................................    209,252      427,176
# *  Petroleum Geo-Services ASA........................  1,859,599    9,063,133
# *  PhotoCure ASA.....................................     96,828      425,931
# *  Prosafe SE........................................    227,634      521,909
# *  Protector Forsikring ASA..........................    366,464    2,760,993
*    Q-Free ASA........................................    179,836      179,587
# *  REC Silicon ASA................................... 15,379,458    1,540,789
     Sbanken ASA.......................................    288,595    2,795,652
     Scatec Solar ASA..................................    462,643    3,564,639
     Selvaag Bolig ASA.................................    256,708    1,398,037
*    Sevan Marine ASA..................................    124,800      249,910
     Solon Eiendom ASA.................................     41,279      140,438
# *  Solstad Farstad ASA...............................    589,258      443,977
     SpareBank 1 SR-Bank ASA...........................     48,387      537,448
     Spectrum ASA......................................    120,124      857,609
     Stolt-Nielsen, Ltd................................    155,051    2,655,732
     TGS NOPEC Geophysical Co. ASA.....................     28,341    1,080,539
# *  Thin Film Electronics ASA.........................  1,235,650      301,962
     Tomra Systems ASA.................................    487,389   10,065,214
     Treasure ASA......................................    306,583      490,670
#    Veidekke ASA......................................    472,733    4,639,388
# *  Wallenius Wilhelmsen Logistics....................    101,766      497,789
     Wilh Wilhelmsen Holding ASA, Class A..............     68,304    1,708,614
#    XXL ASA...........................................    462,058    2,834,120
                                                                   ------------
TOTAL NORWAY...........................................             154,102,780
                                                                   ------------
PORTUGAL -- (1.1%)
     Altri SGPS SA.....................................    595,094    6,080,030
*    Banco Comercial Portugues SA...................... 67,440,721   21,120,610
#    CTT-Correios de Portugal SA.......................    983,146    3,453,296
     EDP Renovaveis SA.................................     41,037      423,860
     Ibersol SGPS SA...................................     36,721      428,251
     Mota-Engil SGPS SA................................    850,092    2,841,064
     Navigator Co. SA (The)............................  1,987,068   11,332,662
     NOS SGPS SA.......................................  1,732,185   10,089,315
     Novabase SGPS SA..................................     72,649      229,910
#    REN--Redes Energeticas Nacionais SGPS SA..........  2,738,422    8,018,499
     Semapa-Sociedade de Investimento e Gestao.........    169,566    3,978,844
     Sonae Capital SGPS SA.............................    789,547      827,357
     Sonae SGPS SA.....................................  6,099,776    6,927,049
     Teixeira Duarte SA................................    797,539      221,429
                                                                   ------------
TOTAL PORTUGAL.........................................              75,972,176
                                                                   ------------
SPAIN -- (5.8%)
#    Acciona SA........................................    206,462   17,729,003
     Acerinox SA.......................................  1,262,541   18,248,479

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
SPAIN -- (Continued)
# *  Adveo Group International SA........................    104,096 $   232,097
     Alantra Partners SA.................................     46,213     783,113
     Almirall SA.........................................    472,247   6,757,695
# *  Amper SA............................................  6,227,113   2,299,451
     Applus Services SA..................................    862,128  12,482,188
#    Atresmedia Corp. de Medios de Comunicacion SA.......    609,294   4,771,587
     Azkoyen SA..........................................     67,253     668,831
*    Baron de Ley........................................     13,441   1,776,793
     Bolsas y Mercados Espanoles SHMSF SA................    467,849  15,052,956
     Cellnex Telecom SA..................................    900,001  23,916,909
     Cia de Distribucion Integral Logista Holdings SA....    298,306   7,066,780
     CIE Automotive SA...................................    386,698  11,886,193
     Construcciones y Auxiliar de Ferrocarriles SA.......    111,150   4,923,139
# *  Deoleo SA...........................................  2,088,552     392,220
#    Distribuidora Internacional de Alimentacion SA......  3,849,981   8,604,188
# *  Duro Felguera SA....................................    489,623      18,136
#    Duro Felguera, SA................................... 15,831,143     592,389
     Ebro Foods SA.......................................    485,858  10,515,556
*    eDreams ODIGEO SA...................................    405,710   1,831,960
     Elecnor SA..........................................    200,108   2,876,847
     Enagas SA...........................................  1,198,599  33,508,734
     Ence Energia y Celulosa SA..........................  1,118,132  10,547,003
     Ercros SA...........................................    815,730   4,657,030
     Euskaltel SA........................................    479,365   4,462,059
     Faes Farma SA.......................................  1,846,280   8,056,819
     Fluidra SA..........................................    305,244   4,287,225
# *  Fomento de Construcciones y Contratas SA............    280,110   3,640,512
# *  Global Dominion Access SA...........................    639,057   3,335,329
     Grupo Catalana Occidente SA.........................    241,445  10,308,926
# *  Grupo Empresarial San Jose SA.......................    129,616     615,830
# *  Grupo Ezentis SA....................................  1,354,101   1,066,402
     Iberpapel Gestion SA................................     45,010   1,965,438
*    Indra Sistemas SA...................................    864,616  10,489,731
     Inmobiliaria del Sur SA.............................      2,902      42,077
#    Laboratorios Farmaceuticos Rovi SA..................     70,000   1,329,802
*    Liberbank SA........................................ 10,782,570   6,337,018
     Mediaset Espana Comunicacion SA.....................  1,104,946   8,692,859
     Melia Hotels International SA.......................    750,422   9,868,427
     Miquel y Costas & Miquel SA.........................     90,253   3,345,932
# *  Natra SA............................................    232,919     224,595
     NH Hotel Group SA...................................  1,501,179  11,025,649
#    Obrascon Huarte Lain SA.............................    926,681   3,262,598
     Papeles y Cartones de Europa SA.....................    320,535   6,254,442
     Parques Reunidos Servicios Centrales SAU............     41,654     633,676
# *  Pharma Mar SA.......................................  1,078,930   1,955,457
     Prim SA.............................................     39,523     606,025
# *  Promotora de Informaciones SA, Class A..............  1,879,166   3,998,124
     Prosegur Cia de Seguridad SA........................  1,713,380  11,397,969
# *  Quabit Inmobiliaria SA..............................    817,168   1,679,650
*    Realia Business SA..................................  1,376,419   1,716,083
     Renta 4 Banco SA....................................        442       3,918
#    Sacyr S.A...........................................  2,898,931   9,235,977
     Sacyr SA............................................     60,393     192,795
# *  Solaria Energia y Medio Ambiente SA.................    340,345   2,022,720
     Talgo SA............................................    527,275   2,823,781
#    Tecnicas Reunidas SA................................    226,367   7,642,015
*    Telepizza Group SA..................................    113,394     722,386
# *  Tubacex SA..........................................    801,831   2,952,233
# *  Tubos Reunidos SA...................................    785,848     426,623

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE>>
                                                         --------- ------------
 SPAIN -- (Continued)
      Vidrala SA........................................    99,784 $  9,556,201
      Viscofan SA.......................................   280,524   19,349,400
 *    Vocento SA........................................   352,577      562,932
      Zardoya Otis SA................................... 1,080,214   10,323,913
                                                                   ------------
 TOTAL SPAIN............................................            388,552,825
                                                                   ------------
 SWEDEN -- (7.0%)
      AAK AB............................................   676,241   10,970,353
 *    AcadeMedia AB.....................................   164,308      960,989
      Acando AB.........................................   901,661    3,328,472
      AddLife AB........................................    69,109    1,652,524
      AddNode Group AB..................................    48,591      568,587
      AddTech AB, Class B...............................   311,507    7,052,558
      AF AB, Class B....................................   509,546   12,683,113
      Ahlsell AB........................................   640,681    3,755,038
 #    Alimak Group AB...................................   226,196    3,758,241
 # *  Anoto Group AB....................................   313,692      128,485
 *    Arise AB..........................................    36,861       71,942
      Arjo AB, Class B..................................   261,828      887,653
      Atrium Ljungberg AB, Class B......................   162,304    2,817,675
      Attendo AB........................................   414,611    3,750,350
 #    Avanza Bank Holding AB............................   133,985    6,170,966
 *    BE Group AB.......................................    27,710      161,243
      Beijer Alma AB....................................   262,484    3,714,448
 *    Beijer Electronics Group AB.......................    80,992      364,132
      Beijer Ref AB.....................................   246,015    5,380,262
      Bergman & Beving AB...............................   179,473    1,921,212
 #    Besqab AB.........................................    21,962      272,074
      Betsson AB........................................   710,050    6,337,879
      Bilia AB, Class A.................................   628,332    5,366,145
 #    BillerudKorsnas AB................................   313,383    3,733,619
      BioGaia AB, Class B...............................   103,739    5,090,342
 # *  BioInvent International AB........................    97,634       24,965
      Biotage AB........................................   268,279    3,373,946
      Bjorn Borg AB.....................................    99,769      260,060
      Bonava AB.........................................    12,198      160,030
      Bonava AB, Class B................................   414,459    5,427,644
      Bravida Holding AB................................   383,312    3,055,015
      Bufab AB..........................................   200,674    2,549,768
 #    Bulten AB.........................................   113,966    1,364,851
      Bure Equity AB....................................   361,889    4,279,066
 #    Byggmax Group AB..................................   372,728    1,775,684
      Capio AB..........................................   445,773    2,657,863
 #    Catena AB.........................................   116,406    2,492,860
 #    Cavotec SA........................................    66,402      188,709
 #    Clas Ohlson AB, Class B...........................   213,059    1,872,624
      Cloetta AB, Class B............................... 1,509,438    4,797,788
 # *  CLX Communications AB.............................    40,200      480,426
 # *  Collector AB......................................   121,241    1,000,007
      Com Hem Holding AB................................   807,301   14,423,686
      Concentric AB.....................................   370,121    6,392,354
 *    Concordia Maritime AB, Class B....................    78,249       95,502
      Coor Service Management Holding AB................   211,889    1,759,716
      Corem Property Group AB...........................   163,626      201,508
 *    D Carnegie & Co. AB...............................    44,697      834,543
 #    Dedicare AB, Class B..............................    20,550      134,754
      Dios Fastigheter AB...............................   771,784    4,924,992
      Dometic Group AB..................................   295,429    2,866,170
 # *  Doro AB...........................................   155,569      768,556

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
SWEDEN -- (Continued)
#    Duni AB.............................................   215,861 $ 2,775,883
     Dustin Group AB.....................................   280,742   2,892,594
     Eastnine AB.........................................   109,780   1,215,492
#    Elanders AB, Class B................................    53,806     485,404
# *  Eltel AB............................................   192,132     518,562
# *  Enea AB.............................................    83,607     861,823
#    eWork Group AB......................................    30,337     331,141
     Fabege AB........................................... 1,071,931  15,182,095
#    Fagerhult AB........................................   207,289   1,955,498
     Fenix Outdoor International AG......................    15,982   1,830,796
# *  Fingerprint Cards AB, Class B.......................   634,700     571,547
#    Getinge AB, Class B.................................   311,704   3,351,000
     Granges AB..........................................   536,918   6,721,362
#    Gunnebo AB..........................................   212,245     662,296
     Haldex AB...........................................   222,717   2,356,665
     Heba Fastighets AB, Class B.........................    49,167     634,664
     Hemfosa Fastigheter AB..............................   946,342  12,996,882
#    HIQ International AB................................   254,760   1,553,984
#    HMS Networks AB.....................................    67,824   1,044,247
#    Hoist Finance AB....................................   335,790   2,612,739
     Holmen AB, Class B..................................   364,329   8,109,698
     Indutrade AB........................................   415,393  10,917,288
     Inwido AB...........................................   344,615   2,544,301
#    ITAB Shop Concept AB, Class B.......................   121,363     424,893
     JM AB...............................................   381,548   7,025,369
     KappAhl AB..........................................   458,925   1,983,761
#    Karo Pharma AB......................................   882,998   3,606,503
     Kindred Group P.L.C................................. 1,063,909  13,730,006
     Klovern AB, Class B................................. 3,710,995   4,885,669
     KNOW IT AB..........................................   135,788   2,681,774
     Kungsleden AB....................................... 1,116,586   9,006,080
     Lagercrantz Group AB, Class B.......................   360,259   3,771,793
     Lifco AB, Class B...................................    53,458   2,395,983
     Lindab International AB.............................   517,119   3,522,703
     Loomis AB, Class B..................................   356,277  11,180,127
# *  Medivir AB, Class B.................................   169,635     733,697
#    Mekonomen AB........................................   150,926   2,702,034
     Modern Times Group MTG AB, Class B..................   245,537   9,017,349
*    Momentum Group AB, Class B..........................   177,211   2,367,605
     MQ Holding AB.......................................   212,980     366,838
#    Mycronic AB.........................................   464,036   4,728,394
     NCC AB, Class B.....................................   374,710   6,048,614
#    Nederman Holding AB.................................    24,590     296,093
# *  Net Insight AB, Class B............................. 1,047,191     459,930
     NetEnt AB...........................................   939,633   4,017,122
     New Wave Group AB, Class B..........................   378,457   2,289,426
     Nobia AB............................................   740,155   5,563,045
     Nobina AB...........................................   569,897   3,948,604
     Nolato AB, Class B..................................   171,585  15,363,475
     Nordic Waterproofing Holding A.S....................    33,142     311,947
#    NP3 Fastigheter AB..................................   136,060     926,749
#    OEM International AB, Class B.......................    46,319   1,011,240
#    Opus Group AB....................................... 1,440,504   1,104,733
     Oriflame Holding AG.................................   237,287   7,892,050
     Pandox AB...........................................   142,822   2,684,494
     Peab AB............................................. 1,103,094   8,889,685
     Platzer Fastigheter Holding AB, Class B.............   144,372   1,033,732
#    Pricer AB, Class B..................................   832,220   1,062,826
     Proact IT Group AB..................................    50,363     988,945

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE>>
                                                         --------- ------------
 SWEDEN -- (Continued)
 # *  Qliro Group AB....................................   795,678 $  1,155,961
 *    Radisson Hospitality AB...........................   168,090      686,200
      Ratos AB, Class B................................. 1,481,561    5,515,622
 # *  RaySearch Laboratories AB.........................   129,144    1,695,375
 # *  Recipharm AB, Class B.............................   275,600    5,026,433
      Resurs Holding AB.................................   286,468    2,223,687
 #    Rottneros AB......................................   641,827      835,088
      Sagax AB, Class B.................................   155,081    2,019,068
 *    SAS AB............................................   960,970    1,884,764
      Scandi Standard AB................................   301,699    1,941,959
      Scandic Hotels Group AB...........................   383,526    4,002,082
      Sectra AB, Class B................................    82,255    2,248,211
      Semcon AB.........................................   110,174      715,397
 # *  Sensys Gatso Group AB............................. 3,866,489      618,030
      SkiStar AB........................................   146,905    3,434,288
      Sweco AB, Class B.................................   317,750    8,544,244
 #    Systemair AB......................................    84,050      903,585
      Thule Group AB....................................   529,733   12,379,389
 # *  Tobii AB..........................................    22,914      101,448
      Troax Group AB....................................    33,678    1,148,877
      VBG Group AB, Class B.............................    26,108      421,730
      Victoria Park AB, Class B.........................    20,000       87,406
      Vitrolife AB......................................   358,640    4,666,786
      Wallenstam AB, Class B............................   977,095   10,044,092
      Wihlborgs Fastigheter AB..........................   905,960   10,776,063
                                                                   ------------
 TOTAL SWEDEN...........................................            471,600,223
                                                                   ------------
 SWITZERLAND -- (10.3%)
 *    Allreal Holding AG................................    88,592   13,783,692
 *    Alpiq Holding AG..................................    11,147      980,228
      ALSO Holding AG...................................    33,214    3,630,244
 #    ams AG............................................   297,956   21,436,118
      APG SGA SA........................................     7,881    2,801,143
 # *  Arbonia AG........................................   285,273    4,835,273
 # *  Aryzta AG.........................................   543,826    7,673,550
      Ascom Holding AG..................................   208,330    3,786,207
      Autoneum Holding AG...............................    19,943    4,558,572
 #    Bachem Holding AG, Class B........................    23,995    3,395,008
      Bank Cler AG......................................    30,941    1,631,527
      Banque Cantonale de Geneve........................     8,875    1,631,108
      Banque Cantonale du Jura SA.......................     4,442      241,905
      Banque Cantonale Vaudoise.........................    11,753    8,786,911
      Belimo Holding AG.................................     2,494   10,491,951
      Bell Food Group AG................................    10,399    3,041,587
      Bellevue Group AG.................................    55,759    1,295,140
 #    Berner Kantonalbank AG............................    25,472    5,221,409
      BFW Liegenschaften AG.............................     2,894      124,456
      BKW AG............................................   102,877    6,944,254
      Bobst Group SA....................................    55,474    5,137,351
      Bossard Holding AG, Class A.......................    38,899    7,802,294
      Bucher Industries AG..............................    46,421   15,040,687
 #    Burckhardt Compression Holding AG.................    20,269    7,370,630
 #    Burkhalter Holding AG.............................    20,988    1,853,873
      Calida Holding AG.................................    28,379      994,955
      Carlo Gavazzi Holding AG..........................     2,222      722,669
      Cembra Money Bank AG..............................   184,764   16,945,417
      Cham Group AG.....................................     2,187      939,409
 #    Cicor Technologies, Ltd...........................    14,473      961,137
      Cie Financiere Tradition SA.......................    10,069    1,078,546

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                            SHARES     VALUE>>
                                                           --------- -----------
SWITZERLAND -- (Continued)
     Coltene Holding AG...................................    20,595 $ 2,304,235
     Conzzeta AG..........................................     8,497   9,281,156
     Daetwyler Holding AG.................................    45,760   8,458,390
     DKSH Holding AG......................................   179,969  13,156,678
#    dormakaba Holding AG.................................    16,814  10,773,604
*    Dottikon Es Holding AG...............................       143      95,268
     EFG International AG.................................   538,864   4,014,218
     Emmi AG..............................................    13,466  11,044,777
     Energiedienst Holding AG.............................    73,645   2,239,404
# *  Evolva Holding SA.................................... 3,037,793     860,412
     Feintool International Holding AG....................    13,329   1,493,796
     Flughafen Zurich AG..................................    52,318  10,947,293
     Forbo Holding AG.....................................     6,853  10,835,127
     GAM Holding AG....................................... 1,257,924  12,718,306
     Georg Fischer AG.....................................    26,277  33,903,802
#    Gurit Holding AG.....................................     2,373   2,069,411
     Helvetia Holding AG..................................    49,892  29,487,430
     Hiag Immobilien Holding AG...........................    12,006   1,501,238
#    HOCHDORF Holding AG..................................     7,010   1,456,356
#    Huber & Suhner AG....................................    73,903   4,472,640
     Hypothekarbank Lenzburg AG...........................         6      27,868
     Implenia AG..........................................   104,144   8,233,217
     Inficon Holding AG...................................     9,987   4,673,070
     Interroll Holding AG.................................     4,159   7,432,453
     Intershop Holding AG.................................     9,285   4,735,556
     Investis Holding SA..................................       891      53,441
     Jungfraubahn Holding AG..............................     8,125   1,208,872
     Kardex AG............................................    40,192   6,172,611
#    Komax Holding AG.....................................    23,393   6,550,897
#    Kudelski SA..........................................   217,134   2,097,284
# *  Lastminute.com NV....................................    22,487     293,380
     LEM Holding SA.......................................     3,773   5,145,126
     Liechtensteinische Landesbank AG.....................    45,186   2,697,946
     Logitech International SA............................   419,824  18,463,622
     Luzerner Kantonalbank AG.............................    18,214   9,450,950
*    MCH Group AG.........................................     6,075     233,663
#    Meier Tobler Group AG................................    22,913     480,320
     Metall Zug AG........................................       948   2,943,196
# *  Meyer Burger Technology AG...........................   290,506     204,681
     Mikron Holding AG....................................     8,692      83,351
#    Mobilezone Holding AG................................   210,881   2,196,908
     Mobimo Holding AG....................................    39,139   9,711,840
# *  Newron Pharmaceuticals SpA...........................    10,375     122,788
     OC Oerlikon Corp. AG................................. 1,297,574  20,160,907
# *  Orascom Development Holding AG.......................    94,045   1,337,208
#    Orell Fuessli Holding AG.............................     5,028     558,883
     Orior AG.............................................    35,242   3,040,114
#    Panalpina Welttransport Holding AG...................    61,671   8,804,668
     Phoenix Mecano AG....................................     4,024   2,681,152
     Plazza AG, Class A...................................     6,678   1,523,833
     PSP Swiss Property AG................................   269,375  25,359,202
#    Rieter Holding AG....................................    18,515   2,821,604
     Romande Energie Holding SA...........................     2,625   3,154,027
#    Schaffner Holding AG.................................     3,238   1,046,271
*    Schmolz + Bickenbach AG.............................. 3,245,373   2,668,371
     Schweiter Technologies AG............................     6,027   6,607,590
     SFS Group AG.........................................    93,773  11,098,420
     Siegfried Holding AG.................................    26,444  11,407,337
     St Galler Kantonalbank AG............................    13,046   6,706,808

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE>>
                                                         ------- --------------
 SWITZERLAND -- (Continued)
 #    Sulzer AG......................................... 104,984 $   12,876,986
      Sunrise Communications Group AG................... 237,429     20,926,300
      Swiss Prime Site AG...............................  47,974      4,396,456
      Swissquote Group Holding SA.......................  60,743      3,991,827
      Tamedia AG........................................  15,444      2,315,772
      Tecan Group AG....................................  55,658     14,121,203
      Temenos AG........................................  76,833     12,366,378
 #    Thurgauer Kantonalbank............................   3,152        324,671
 *    Tornos Holding AG.................................  17,058        192,904
 #    u-blox Holding AG.................................  45,338      8,414,286
      Valiant Holding AG................................ 106,613     11,380,246
      Valora Holding AG.................................  24,241      7,452,541
      VAT Group AG...................................... 152,229     19,985,905
      Vaudoise Assurances Holding SA....................   6,130      3,155,178
      Vetropack Holding AG..............................   1,223      2,502,864
 # *  Von Roll Holding AG............................... 339,643        422,702
      Vontobel Holding AG............................... 170,100     11,792,829
      VP Bank AG........................................  19,888      3,878,055
      VZ Holding AG.....................................  15,084      4,806,955
      Walliser Kantonalbank.............................  18,866      2,037,196
 #    Ypsomed Holding AG................................  21,816      3,220,644
      Zehnder Group AG..................................  67,005      2,915,023
 #    Zug Estates Holding AG............................   1,110      1,916,137
      Zuger Kantonalbank AG.............................     681      3,998,761
                                                                 --------------
 TOTAL SWITZERLAND......................................            697,832,046
                                                                 --------------
 UNITED KINGDOM -- (0.1%)
      Rhi Magnesita NV..................................  76,748      4,860,304
                                                                 --------------
 TOTAL COMMON STOCKS....................................          6,060,765,110
                                                                 --------------
 PREFERRED STOCKS -- (0.7%)
 GERMANY -- (0.7%)
      Biotest AG........................................  89,423      2,576,772
      Draegerwerk AG & Co. KGaA.........................  43,247      3,321,250
      Fuchs Petrolub SE................................. 108,380      6,119,012
      Jungheinrich AG................................... 258,252      9,504,838
      Sartorius AG......................................  87,562     14,235,498
      Sixt SE...........................................  93,948      7,830,830
      STO SE & Co. KGaA.................................  11,592      1,490,344
      Villeroy & Boch AG................................  50,436        982,461
                                                                 --------------
 TOTAL GERMANY..........................................             46,061,005
                                                                 --------------

 RIGHTS/WARRANTS -- (0.0%)

 AUSTRIA -- (0.0%)
 # *  Intercell AG Rights 05/16/13...................... 254,689              0
                                                                 --------------
 ISRAEL -- (0.0%)
 *    Space Communication, Ltd. Warrants 10/23/18.......   1,490            130
                                                                 --------------
 TOTAL RIGHTS/WARRANTS..................................                    130
                                                                 --------------
 TOTAL INVESTMENT SECURITIES............................          6,106,826,245
                                                                 --------------

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
SECURITIES LENDING COLLATERAL -- (9.4%)
@ (S)  DFA Short Term Investment Fund................ 54,608,120 $  631,870,555
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,304,585,992)^^..........................              $6,738,696,800
                                                                 ==============

P.L.C. Public Limited Company
SA     Special Assessment
>> Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#      Total or Partial Securities on Loan.
*      Non-Income Producing Securities.
+      See Security Valuation Note within the Notes to Schedules of Investments.
@      Security purchased with cash proceeds from Securities on Loan.
(S)    Affiliated Fund.
^^     See Federal Tax Cost Note within the Notes to Schedules of Investments.

Summary of the Series' investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                           --------------------------------------------------
                             LEVEL 1         LEVEL 2     LEVEL 3     TOTAL
                           ------------   -------------- ------- --------------
 Common Stocks
    Austria...............           --   $  193,861,094    --   $  193,861,094
    Belgium............... $ 10,230,296      247,425,776    --      257,656,072
    Denmark...............           --      357,929,769    --      357,929,769
    Finland...............           --      407,157,493    --      407,157,493
    France................           --      742,684,678    --      742,684,678
    Germany...............           --      982,618,696    --      982,618,696
    Ireland...............           --       76,112,075    --       76,112,075
    Israel................           --      152,493,523    --      152,493,523
    Italy.................           --      693,147,990    --      693,147,990
    Netherlands...........   13,508,282      390,198,923    --      403,707,205
    Norway................           --      154,102,780    --      154,102,780
    Portugal..............           --       75,972,176    --       75,972,176
    Spain.................           --      388,552,825    --      388,552,825
    Sweden................           --      471,600,223    --      471,600,223
    Switzerland...........           --      697,832,046    --      697,832,046
    United Kingdom........           --        5,336,465    --        5,336,465
 Preferred Stocks
    Germany...............           --       46,061,005    --       46,061,005
 Rights/Warrants
    Israel................           --              130    --              130
 Securities Lending
   Collateral.............           --      631,870,555    --      631,870,555
                           ------------   --------------  ----   --------------
 TOTAL.................... $23,738,578    $6,714,958,222    --   $6,738,696,800
                           ============   ==============  ====   ==============

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2018
                                  (UNAUDITED)

                                                           SHARES     VALUE>>
                                                          --------- ------------
COMMON STOCKS -- (95.3%)
BRAZIL -- (5.2%)
    Ambev SA, ADR........................................ 5,984,451 $ 30,760,078
    Ambev SA.............................................   855,320    4,423,244
    B3 SA - Brasil Bolsa Balcao.......................... 1,554,790    9,854,915
    Banco Bradesco SA, ADR............................... 1,056,734    8,538,411
    Banco Bradesco SA.................................... 1,129,129    8,387,317
    Banco BTG Pactual SA.................................     2,500       13,188
    Banco do Brasil SA...................................   778,916    6,744,670
    Banco Santander Brasil SA............................   444,757    4,322,792
    BB Seguridade Participacoes SA.......................   735,543    4,799,363
    Braskem SA, Sponsored ADR............................   154,641    4,484,589
*   BRF SA...............................................   287,141    1,732,807
    CCR SA............................................... 2,367,268    6,641,444
*   Centrais Eletricas Brasileiras SA....................   312,777    1,439,176
*   Centrais Eletricas Brasileiras SA, ADR...............    49,971      253,103
    Cia de Saneamento Basico do Estado de Sao Paulo......   457,600    3,047,984
    Cia de Saneamento Basico do Estado de Sao Paulo, ADR.    75,638      506,775
*   Cia Siderurgica Nacional SA, Sponsored ADR...........   380,551      909,517
*   Cia Siderurgica Nacional SA..........................   575,321    1,407,147
    Cielo SA............................................. 1,808,236    6,913,434
    Cosan SA.............................................   297,463    2,922,085
    Embraer SA, Sponsored ADR............................   329,053    6,729,134
    Engie Brasil Energia SA..............................   259,701    2,587,115
    Equatorial Energia SA................................   333,000    5,434,218
    Fibria Celulose SA...................................    22,600      445,581
    Fibria Celulose SA, Sponsored ADR....................   196,863    3,870,327
#   Gerdau SA, Sponsored ADR.............................   631,681    2,779,396
    Gerdau SA............................................   176,416      584,716
    Hypermarcas SA.......................................   373,949    2,764,790
    Itau Unibanco Holding SA.............................   447,826    4,772,610
    JBS SA............................................... 2,669,748    6,415,988
    Klabin SA............................................   721,600    3,883,601
    Kroton Educacional SA................................ 1,177,581    3,545,324
    Localiza Rent a Car SA...............................   606,300    3,836,524
    Lojas Americanas SA..................................   121,784      444,527
    Lojas Renner SA...................................... 1,274,302   10,484,226
    M Dias Branco SA.....................................   104,200    1,065,237
    Magazine Luiza SA....................................   114,700    4,041,836
    Multiplan Empreendimentos Imobiliarios SA............   153,900      823,359
    Natura Cosmeticos SA.................................   271,300    2,103,437
    Petroleo Brasileiro SA, Sponsored ADR................ 1,299,604   13,593,858
    Petroleo Brasileiro SA, Sponsored ADR................   556,265    6,524,988
    Petroleo Brasileiro SA............................... 2,706,971   15,823,660
    Porto Seguro SA......................................   294,829    3,896,176
    Raia Drogasil SA.....................................   402,200    7,968,346
*   Rumo SA.............................................. 1,305,713    5,166,077
    Suzano Papel e Celulose SA...........................   714,655    8,482,637
    Telefonica Brasil SA, ADR............................    66,193      730,771
    TIM Participacoes SA................................. 1,073,613    3,546,959
    Ultrapar Participacoes SA............................   360,184    3,900,962
    Ultrapar Participacoes SA, Sponsored ADR.............   254,308    2,792,302
    Vale SA, Sponsored ADR............................... 1,665,739   24,419,727
    Vale SA.............................................. 3,260,013   47,632,507
    WEG SA...............................................   339,933    1,676,434
                                                                    ------------
TOTAL BRAZIL.............................................            320,869,389
                                                                    ------------

THE EMERGING MARKETS SERIES
CONTINUED

                                                             SHARES      VALUE>>
                                                           ----------- -----------
CHILE -- (1.4%)
     AES Gener SA.........................................   2,468,815 $   655,698
     Aguas Andinas SA, Class A............................   4,770,656   2,782,749
#    Banco de Chile, ADR..................................      44,834   4,192,467
     Banco de Credito e Inversiones SA....................      69,881   4,842,111
     Banco Santander Chile, ADR...........................     227,071   7,450,199
     Cencosud SA..........................................   2,652,360   7,274,032
     Cia Cervecerias Unidas SA............................     109,017   1,482,062
     Cia Cervecerias Unidas SA, Sponsored ADR.............      95,396   2,597,633
     Colbun SA............................................  11,908,297   2,651,496
     Embotelladora Andina SA, Class B ADR.................      22,761     567,432
     Empresa Nacional de Telecomunicaciones SA............     112,577   1,062,583
     Empresas CMPC SA.....................................   1,840,763   7,459,514
     Empresas COPEC SA....................................     358,658   5,762,755
     Enel Americas SA, ADR................................     853,477   7,484,994
     Enel Chile SA, ADR...................................     811,093   4,258,239
     Enel Chile SA........................................   4,085,567     432,936
     Itau CorpBanca....................................... 217,080,063   2,294,208
#    Itau CorpBanca, ADR..................................      30,902     487,015
#    Latam Airlines Group SA, Sponsored ADR...............     468,440   5,330,847
     SACI Falabella.......................................     878,957   8,185,149
#    Sociedad Quimica y Minera de Chile SA, Sponsored ADR.     153,936   7,430,491
                                                                       -----------
TOTAL CHILE...............................................              84,684,610
                                                                       -----------
CHINA -- (16.2%)
# *  51job, Inc., ADR.....................................       8,231     755,359
*    58.com, Inc., ADR....................................      24,802   1,668,182
     AAC Technologies Holdings, Inc.......................     634,000   8,147,603
     Agile Group Holdings, Ltd............................   2,128,000   3,285,679
     Agricultural Bank of China, Ltd., Class H............  12,316,000   5,985,014
     Air China, Ltd., Class H.............................   2,406,000   2,222,118
# *  Alibaba Group Holding, Ltd., Sponsored ADR...........     527,081  98,685,376
# *  Alibaba Health Information Technology, Ltd...........     968,000     994,453
*    Aluminum Corp. of China, Ltd., ADR...................     107,180   1,236,857
*    Aluminum Corp. of China, Ltd., Class H...............   1,514,000     690,381
     Angang Steel Co., Ltd., Class H......................     828,000     881,728
     Anhui Conch Cement Co., Ltd., Class H................   1,089,500   7,006,789
     ANTA Sports Products, Ltd............................   1,125,000   5,745,630
     BAIC Motor Corp., Ltd., Class H......................   1,725,000   1,433,716
*    Baidu, Inc., Sponsored ADR...........................     106,675  26,367,926
     Bank of China, Ltd., Class H.........................  33,922,181  16,025,391
     Bank of Communications Co., Ltd., Class H............   3,692,515   2,673,131
#    BBMG Corp., Class H..................................     877,500     346,157
     Beijing Capital International Airport Co., Ltd.,
       Class H............................................   1,312,000   1,494,403
     Beijing Enterprises Holdings, Ltd....................     372,472   1,817,212
#    Beijing Enterprises Water Group, Ltd.................   4,292,000   2,346,507
     Brilliance China Automotive Holdings, Ltd............   2,084,000   2,728,301
#    BYD Co., Ltd., Class H...............................     644,386   3,660,638
     BYD Electronic International Co., Ltd................     547,000     639,935
     CGN Power Co., Ltd., Class H.........................   6,045,000   1,603,318
     China Cinda Asset Management Co., Ltd., Class H......   6,323,000   1,777,045
     China CITIC Bank Corp., Ltd., Class H................   3,686,928   2,372,992
     China Coal Energy Co., Ltd., Class H.................   1,577,777     662,820
     China Communications Construction Co., Ltd., Class H.   3,898,000   4,318,019
     China Communications Services Corp., Ltd., Class H...   1,226,000     777,231
     China Conch Venture Holdings, Ltd....................     329,000   1,241,138
     China Construction Bank Corp., Class H...............  41,584,590  38,020,068
     China Eastern Airlines Corp., Ltd., ADR..............       2,200      68,376
     China Eastern Airlines Corp., Ltd., Class H..........   1,734,000   1,084,034
     China Energy Engineering Corp., Ltd., Class H........     346,000      45,868

THE EMERGING MARKETS SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- -----------
CHINA -- (Continued)
     China Everbright Bank Co., Ltd., Class H.............  1,711,000 $   752,587
     China Everbright International, Ltd..................  2,332,000   2,845,219
# *  China Evergrande Group...............................  3,652,000  10,135,075
#    China Galaxy Securities Co., Ltd., Class H...........  1,929,500   1,000,416
     China Gas Holdings, Ltd..............................  1,845,200   7,485,409
#    China Hongqiao Group, Ltd............................  2,630,000   2,497,435
     China Huarong Asset Management Co., Ltd., Class H.... 14,265,000   3,638,786
*    China Huishan Dairy Holdings Co., Ltd................  2,888,000         542
     China International Capital Corp., Ltd., Class H.....    347,600     599,716
     China International Marine Containers Group Co.,
       Ltd., Class H......................................    346,600     398,405
     China Jinmao Holdings Group, Ltd.....................  3,474,000   1,676,863
     China Life Insurance Co., Ltd., ADR..................    542,363   6,822,926
     China Longyuan Power Group Corp., Ltd., Class H......  2,767,000   2,577,300
     China Medical System Holdings, Ltd...................    530,000     907,608
     China Mengniu Dairy Co., Ltd.........................  1,631,000   5,061,487
     China Merchants Bank Co., Ltd., Class H..............  2,139,054   8,389,937
     China Merchants Port Holdings Co., Ltd...............    970,970   2,013,345
#    China Merchants Securities Co., Ltd., Class H........    227,800     291,225
     China Minsheng Banking Corp., Ltd., Class H..........  2,748,600   2,043,663
     China Mobile, Ltd., Sponsored ADR....................    902,501  41,000,620
#    China Molybdenum Co., Ltd., Class H..................  1,587,966     813,410
     China National Building Material Co., Ltd., Class H..  4,188,000   4,559,255
     China Oilfield Services, Ltd., Class H...............  1,164,000   1,064,413
     China Overseas Land & Investment, Ltd................  4,770,000  15,027,543
     China Pacific Insurance Group Co., Ltd., Class H.....  1,016,800   3,978,514
     China Petroleum & Chemical Corp., ADR................    123,421  11,833,577
     China Petroleum & Chemical Corp., Class H............ 10,440,800  10,036,136
     China Railway Construction Corp., Ltd., Class H......  2,789,000   3,369,080
     China Railway Group, Ltd., Class H...................  3,780,000   3,283,716
     China Railway Signal & Communication Corp., Ltd.,
       Class H............................................  1,100,000     780,896
     China Reinsurance Group Corp., Class H...............  4,184,000     875,039
     China Resources Beer Holdings Co., Ltd...............    849,611   3,828,415
     China Resources Cement Holdings, Ltd.................  1,252,000   1,431,316
     China Resources Gas Group, Ltd.......................  1,108,000   5,258,831
     China Resources Land, Ltd............................  3,844,666  14,097,218
     China Resources Pharmaceutical Group, Ltd............    900,000   1,310,115
     China Resources Power Holdings Co., Ltd..............  1,790,517   3,458,663
     China Shenhua Energy Co., Ltd., Class H..............  2,188,000   4,960,915
     China Southern Airlines Co., Ltd., Sponsored ADR.....     12,306     436,617
     China Southern Airlines Co., Ltd., Class H...........  2,050,000   1,438,787
     China State Construction International Holdings, Ltd.  1,914,250   2,282,178
     China Taiping Insurance Holdings Co., Ltd............  1,044,306   3,583,507
#    China Telecom Corp., Ltd., ADR.......................     55,820   2,633,588
     China Telecom Corp., Ltd., Class H...................  3,440,000   1,626,956
     China Unicom Hong Kong, Ltd..........................  4,018,000   4,961,284
#    China Unicom Hong Kong, Ltd., ADR....................    508,463   6,330,364
     China Vanke Co., Ltd., Class H.......................    987,600   3,161,990
     Chongqing Rural Commercial Bank Co., Ltd., Class H...  2,828,000   1,732,650
     CIFI Holdings Group Co., Ltd.........................  1,542,000   1,007,339
     CITIC Securities Co., Ltd., Class H..................  1,145,500   2,296,579
     CITIC, Ltd...........................................  3,274,000   4,640,834
     CNOOC, Ltd...........................................  1,597,000   2,675,530
     CNOOC, Ltd., Sponsored ADR...........................    104,426  17,543,568
*    COSCO SHIPPING Development Co., Ltd., Class H........  2,657,000     424,058
# *  COSCO SHIPPING Holdings Co., Ltd., Class H...........  2,789,500   1,169,024
     COSCO SHIPPING Ports, Ltd............................    221,786     208,588
     Country Garden Holdings Co., Ltd.....................  4,990,686   7,777,379
*    Country Garden Services Holdings Co., Ltd............    542,492     886,062
     CRRC Corp., Ltd., Class H............................  1,677,000   1,474,713

THE EMERGING MARKETS SERIES
CONTINUED

                                                                        SHARES     VALUE>>
                                                                      ---------- -----------
CHINA -- (Continued)
#    CSC Financial Co., Ltd., Class H................................     62,500 $    42,317
     CSPC Pharmaceutical Group, Ltd..................................  3,420,000   8,965,778
# *  Ctrip.com International, Ltd., ADR..............................    212,221   8,732,894
     Dali Foods Group Co., Ltd.......................................  1,145,500     960,414
     Dalian Port PDA Co., Ltd., Class H..............................    961,000     137,291
*    Datang International Power Generation Co., Ltd., Class H........  3,068,000     888,958
     Dongfeng Motor Group Co., Ltd., Class H.........................  2,126,000   2,137,524
     ENN Energy Holdings, Ltd........................................    741,000   7,534,275
     Everbright Securities Co., Ltd., Class H........................    129,400     144,804
     Fosun International, Ltd........................................  1,692,222   3,102,625
#    Fullshare Holdings, Ltd.........................................  3,307,500   1,459,886
     Fuyao Glass Industry Group Co., Ltd., Class H...................    517,200   1,876,212
     Geely Automobile Holdings, Ltd..................................  4,750,000  10,893,931
     Genscript Biotech Corp..........................................     40,000      98,188
     GF Securities Co., Ltd., Class H................................    671,600     942,571
#    Great Wall Motor Co., Ltd., Class H.............................  1,756,000   1,265,778
     Guangdong Investment, Ltd.......................................  2,550,000   4,396,231
     Guangshen Railway Co., Ltd., Sponsored ADR......................     27,353     704,340
     Guangzhou Automobile Group Co., Ltd., Class H...................  1,585,162   1,492,111
     Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H.    140,000     596,531
     Guangzhou R&F Properties Co., Ltd., Class H.....................  1,808,800   3,256,541
     Guotai Junan Securities Co., Ltd., Class H......................    253,600     526,106
     Haier Electronics Group Co., Ltd................................  1,145,000   3,348,596
     Haitian International Holdings, Ltd.............................    530,000   1,246,053
     Haitong Securities Co., Ltd., Class H...........................  2,638,800   2,670,718
*    Hanergy Thin Film Power Group, Ltd..............................  5,416,000      26,776
     Hengan International Group Co., Ltd.............................    853,000   7,598,481
     Huadian Power International Corp., Ltd., Class H................  1,738,000     816,794
#    Huaneng Power International, Inc., Sponsored ADR................     33,952   1,019,239
     Huaneng Power International, Inc., Class H......................  1,598,000   1,203,906
*    Huatai Securities Co., Ltd., Class H............................    750,400   1,185,044
#    Huazhu Group, Ltd., ADR.........................................     82,168   3,287,542
     Huishang Bank Corp., Ltd., Class H..............................    800,800     346,808
     Industrial & Commercial Bank of China, Ltd., Class H............ 44,476,185  33,053,086
*    JD.com, Inc., ADR...............................................    203,735   7,305,937
     Jiangsu Expressway Co., Ltd., Class H...........................  1,192,000   1,449,982
     Jiangxi Copper Co., Ltd., Class H...............................  1,026,000   1,298,051
     Kingboard Holdings, Ltd.........................................    860,000   3,009,500
     Kingboard Laminates Holdings, Ltd...............................    177,500     213,019
     Kunlun Energy Co., Ltd..........................................  4,930,000   4,264,805
     Lee & Man Paper Manufacturing, Ltd..............................  1,126,000   1,097,150
     Legend Holdings Corp., Class H..................................    337,700   1,009,220
#    Lenovo Group, Ltd............................................... 10,021,278   5,573,058
     Livzon Pharmaceutical Group, Inc., Class H......................      2,860      13,475
     Logan Property Holdings Co., Ltd................................  1,624,000   2,045,551
     Longfor Group Holdings, Ltd.....................................  1,986,000   5,603,008
*    Maanshan Iron & Steel Co., Ltd., Class H........................  1,048,000     561,534
     Metallurgical Corp. of China, Ltd., Class H.....................  1,188,000     348,622
     Minth Group, Ltd................................................    492,000   1,856,417
*    MMG, Ltd........................................................    812,000     498,176
*    Momo, Inc., Sponsored ADR.......................................     59,035   2,421,616
     NetEase, Inc., ADR..............................................     55,240  14,251,920
     New China Life Insurance Co., Ltd., Class H.....................    436,700   2,016,073
     New Oriental Education & Technology Group, Inc., Sponsored ADR..     17,411   1,498,042
     Nexteer Automotive Group, Ltd...................................    976,000   1,392,664
     Nine Dragons Paper Holdings, Ltd................................  1,888,000   2,341,750
     Orient Securities Co., Ltd., Class H............................     32,000      23,387
     People's Insurance Co. Group of China, Ltd. (The), Class H......  5,044,000   2,258,357
#    PetroChina Co., Ltd., ADR.......................................    118,623   8,998,741

THE EMERGING MARKETS SERIES
CONTINUED


                                                                         SHARES      VALUE>>
                                                                        --------- --------------
CHINA -- (Continued)
     PetroChina Co., Ltd., Class H..................................... 3,056,000 $    2,327,283
     PICC Property & Casualty Co., Ltd., Class H....................... 3,603,198      4,071,386
     Ping An Insurance Group Co. of China, Ltd., Class H............... 3,690,000     34,351,239
     Postal Savings Bank of China Co., Ltd., Class H...................   958,000        643,994
#    Red Star Macalline Group Corp., Ltd., Class H.....................   184,009        217,210
*    Semiconductor Manufacturing International Corp.................... 4,418,600      5,358,507
*    Semiconductor Manufacturing International Corp., ADR..............    10,378         63,410
# *  Shanghai Electric Group Co., Ltd., Class H........................ 1,302,000        436,852
#    Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H............   240,500      1,150,462
     Shanghai Pharmaceuticals Holding Co., Ltd., Class H...............   443,900      1,178,633
     Shengjing Bank Co., Ltd., Class H.................................   225,000        136,107
     Shenzhou International Group Holdings, Ltd........................   574,000      7,048,921
     Shimao Property Holdings, Ltd..................................... 2,297,871      6,535,221
     Sino Biopharmaceutical, Ltd....................................... 5,633,000      7,715,080
     Sino-Ocean Group Holding, Ltd..................................... 2,194,000      1,240,961
     Sinopec Engineering Group Co., Ltd., Class H......................   812,500        827,766
     Sinopec Shanghai Petrochemical Co., Ltd., Sponsored ADR...........     7,417        454,989
     Sinopec Shanghai Petrochemical Co., Ltd., Class H................. 3,763,000      2,262,636
     Sinopharm Group Co., Ltd., Class H................................ 1,310,800      5,548,295
     Sun Art Retail Group, Ltd......................................... 3,039,500      3,885,489
#    Sunac China Holdings, Ltd.........................................   953,000      3,116,145
     Sunny Optical Technology Group Co., Ltd...........................   536,000      8,890,419
*    TAL Education Group, ADR..........................................    24,973        798,886
     Tencent Holdings, Ltd............................................. 3,704,000    168,585,210
     Tingyi Cayman Islands Holding Corp................................ 2,732,000      6,316,718
     TravelSky Technology, Ltd., Class H...............................   762,000      2,172,108
     Tsingtao Brewery Co., Ltd., Class H...............................   204,000      1,092,427
*    Vipshop Holdings, Ltd., ADR.......................................   126,444      1,220,185
     Want Want China Holdings, Ltd..................................... 6,644,000      5,506,342
     Weichai Power Co., Ltd., Class H.................................. 3,416,800      4,180,230
     Xinjiang Goldwind Science & Technology Co., Ltd., Class H.........   341,319        436,019
     Yanzhou Coal Mining Co., Ltd., Class H............................ 1,500,000      1,873,805
     Yum China Holdings, Inc...........................................   191,181      6,897,810
*    YY, Inc., ADR.....................................................    16,586      1,546,313
     Zhejiang Expressway Co., Ltd., Class H............................ 1,332,000      1,131,346
#    Zhongsheng Group Holdings, Ltd....................................   573,500      1,308,421
     Zhuzhou CRRC Times Electric Co., Ltd., Class H....................   313,200      1,881,512
     Zijin Mining Group Co., Ltd., Class H............................. 7,523,000      2,789,084
     Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H.   724,400        292,465
*    ZTE Corp., Class H................................................   454,885        780,087
#    ZTO Express Cayman, Inc., ADR.....................................   139,492      2,766,126
                                                                                  --------------
TOTAL CHINA............................................................            1,003,551,109
                                                                                  --------------
COLOMBIA -- (0.5%)
     Banco de Bogota SA................................................    48,940      1,159,796
     Bancolombia SA, Sponsored ADR.....................................   111,500      5,118,965
     Bancolombia SA....................................................   263,306      3,047,991
     Cementos Argos SA.................................................   306,742        976,311
#    Ecopetrol SA, Sponsored ADR.......................................   172,877      3,694,382
     Ecopetrol SA...................................................... 3,327,922      3,534,586
     Grupo Argos SA....................................................   184,596      1,238,942
     Grupo Aval Acciones y Valores SA, ADR.............................    84,617        662,551
     Grupo de Inversiones Suramericana SA..............................   260,067      3,248,026
     Grupo Energia Bogota SA ESP....................................... 1,189,041        826,837
     Grupo Nutresa SA..................................................   169,196      1,576,938
     Interconexion Electrica SA ESP....................................   613,721      3,014,993
                                                                                  --------------
TOTAL COLOMBIA                                                                        28,100,318
                                                                                  --------------

THE EMERGING MARKETS SERIES
CONTINUED



                                                          SHARES     VALUE>>
                                                         --------- -----------
 CZECH REPUBLIC -- (0.2%)
     CEZ A.S..........................................     305,092 $ 8,012,008
     Komercni banka A.S...............................      43,650   1,895,212
     Moneta Money Bank A.S............................      30,234     103,706
     O2 Czech Republic A.S............................      70,083     830,303
     Philip Morris CR A.S.............................         755     520,862
                                                                   -----------
 TOTAL CZECH REPUBLIC.................................              11,362,091
                                                                   -----------
 EGYPT -- (0.1%)
 #   Commercial International Bank Egypt S.A.E., GDR..   1,400,823   6,403,394
     Commercial International Bank Egypt S.A.E., GDR..     113,389     518,755
 *   Egyptian Financial Group-Hermes Holding Co., GDR.      33,850      66,346
 *   Egyptian Financial Group-Hermes Holding Co., GDR.      17,482      34,357
                                                                   -----------
 TOTAL EGYPT..........................................               7,022,852
                                                                   -----------
 GREECE -- (0.2%)
 *   Alpha Bank AE....................................     105,217     229,719
 *   Eurobank Ergasias SA.............................         332         344
 *   FF Group.........................................      12,618      88,326
     Hellenic Petroleum SA............................     112,224     938,403
     Hellenic Telecommunications Organization SA......     340,319   4,422,638
     JUMBO SA.........................................     168,373   2,696,890
     Motor Oil Hellas Corinth Refineries SA...........      96,253   2,045,084
 *   National Bank of Greece SA.......................     128,189      41,717
     OPAP SA..........................................     278,698   3,111,643
     Titan Cement Co. SA..............................      61,385   1,489,193
                                                                   -----------
 TOTAL GREECE.........................................              15,063,957
                                                                   -----------
 HUNGARY -- (0.4%)
     MOL Hungarian Oil & Gas P.L.C....................   1,279,647  12,537,842
     OTP Bank P.L.C...................................     283,456  10,661,951
     Richter Gedeon Nyrt..............................     117,849   2,129,820
                                                                   -----------
 TOTAL HUNGARY........................................              25,329,613
                                                                   -----------
 INDIA -- (13.0%)
 *   3M India, Ltd....................................          76      25,868
 *   5Paisa Capital, Ltd..............................       4,048      20,886
     ABB India, Ltd...................................      30,827     547,685
     ACC, Ltd.........................................      74,360   1,666,648
     Adani Enterprises, Ltd...........................     274,364     781,798
 *   Adani Green Energy, Ltd..........................     208,791     183,870
     Adani Ports & Special Economic Zone, Ltd.........     833,961   4,886,133
 *   Adani Transmissions, Ltd.........................     272,206     671,683
 *   Aditya Birla Capital, Ltd........................     684,207   1,464,420
 *   Aditya Birla Fashion and Retail, Ltd.............     411,628     846,110
     Alkem Laboratories, Ltd..........................       1,430      44,254
     Ambuja Cements, Ltd..............................     724,735   2,437,644
     Apollo Hospitals Enterprise, Ltd.................      29,982     417,395
     Apollo Tyres, Ltd................................      79,582     341,465
     Ashok Leyland, Ltd...............................   2,765,773   4,546,099
     Asian Paints, Ltd................................     448,324   9,484,509
     Aurobindo Pharma, Ltd............................     652,018   5,625,960
 *   Avenue Supermarts, Ltd...........................      16,071     388,561
 *   Axis Bank, Ltd...................................   1,821,634  14,595,744
     Bajaj Auto, Ltd..................................     101,584   4,012,034
     Bajaj Finance, Ltd...............................     249,497   9,863,983
     Bajaj Finserv, Ltd...............................      71,607   7,306,550
     Bajaj Holdings & Investment, Ltd.................      60,666   2,572,423

THE EMERGING MARKETS SERIES
CONTINUED



                                                         SHARES     VALUE>>
                                                        --------- -----------
  INDIA -- (Continued)
      Balkrishna Industries, Ltd.....................      81,594 $ 1,436,578
      Bank of Baroda.................................     932,221   2,088,567
  *   Bank of India..................................     242,165     333,990
      Berger Paints India, Ltd.......................     347,022   1,598,914
      Bharat Electronics, Ltd........................     720,775   1,242,628
      Bharat Forge, Ltd..............................     306,682   2,881,349
      Bharat Heavy Electricals, Ltd..................   1,441,324   1,555,336
      Bharat Petroleum Corp., Ltd....................     829,380   4,738,686
      Bharti Airtel, Ltd.............................   1,900,659  10,830,790
      Bharti Infratel, Ltd...........................     571,500   2,387,134
      Biocon, Ltd....................................     121,818   1,039,931
      Bosch, Ltd.....................................       7,147   1,969,839
      Britannia Industries, Ltd......................      31,591   3,020,934
  *   Cadila Healthcare, Ltd.........................     372,158   2,071,220
      Canara Bank....................................     245,549   1,023,408
      Castrol India, Ltd.............................     247,880     631,373
      Cholamandalam Investment and Finance Co., Ltd..      70,179   1,466,442
      Cipla, Ltd.....................................     555,658   5,187,458
      Coal India, Ltd................................     745,896   2,849,732
      Colgate-Palmolive India, Ltd...................     115,396   1,928,312
      Container Corp. Of India, Ltd..................      79,157     772,356
      Cummins India, Ltd.............................      95,747     942,144
      Dabur India, Ltd...............................     743,476   4,578,489
      Dalmia Bharat, Ltd.............................      30,055   1,166,035
      Dewan Housing Finance Corp., Ltd...............     347,580   3,056,097
      Divi's Laboratories, Ltd.......................     147,169   2,468,419
      DLF, Ltd.......................................     707,934   2,029,477
      Dr Reddy's Laboratories, Ltd., ADR.............     148,465   4,636,562
      Dr Reddy's Laboratories, Ltd...................      71,015   2,215,036
      Edelweiss Financial Services, Ltd..............     724,716   3,297,026
      Eicher Motors, Ltd.............................      20,610   8,369,561
      Emami, Ltd.....................................     180,662   1,558,928
      Endurance Technologies, Ltd....................       1,893      38,689
      Exide Industries, Ltd..........................     375,923   1,541,185
      Federal Bank, Ltd..............................   2,385,532   3,111,120
  *   Future Retail, Ltd.............................     104,881     819,930
      GAIL India, Ltd................................     824,943   4,523,150
      GAIL India, Ltd., GDR..........................      51,184   1,740,671
      Gillette India, Ltd............................         541      52,932
      GlaxoSmithKline Consumer Healthcare, Ltd.......      13,803   1,308,430
      GlaxoSmithKline Pharmaceuticals, Ltd...........      13,217     611,441
      Glenmark Pharmaceuticals, Ltd..................      47,313     403,478
      Godrej Consumer Products, Ltd..................     337,726   6,516,912
      Godrej Industries, Ltd.........................      71,533     679,730
      Grasim Industries, Ltd.........................     354,970   5,315,565
      GRUH Finance, Ltd..............................     194,972     921,540
      Havells India, Ltd.............................     234,115   2,168,124
      HCL Technologies, Ltd..........................     862,054  12,138,077
      HDFC Bank, Ltd.................................   1,383,984  43,777,904
      Hero MotoCorp, Ltd.............................      85,976   4,132,022
      Hindalco Industries, Ltd.......................   3,049,055   9,529,767
      Hindustan Petroleum Corp., Ltd.................     726,814   3,022,825
      Hindustan Unilever, Ltd........................     992,915  25,124,287
      Housing Development Finance Corp., Ltd.........   1,536,141  44,597,167
  *   ICICI Bank, Ltd., Sponsored ADR................   1,163,963  10,277,789
      ICICI Prudential Life Insurance Co., Ltd.......      90,858     554,137
  *   IDBI Bank, Ltd.................................      97,901      84,588
  *   Idea Cellular, Ltd.............................   5,576,048   4,447,699
      IDFC Bank, Ltd.................................   1,324,674     777,806

THE EMERGING MARKETS SERIES
CONTINUED


                                                        SHARES     VALUE>>
                                                       --------- -----------
   INDIA -- (Continued)
       IIFL Holdings, Ltd...........................     111,769 $ 1,095,901
       Indiabulls Housing Finance, Ltd..............     656,568  12,444,756
       Indiabulls Ventures, Ltd.....................      11,067      96,612
   *   Indian Bank..................................     114,252     596,417
       Indian Oil Corp., Ltd........................   1,522,278   3,663,275
       Indraprastha Gas, Ltd........................     240,300   1,067,596
       IndusInd Bank, Ltd...........................     173,449   5,060,016
       Info Edge India, Ltd.........................         522      10,373
   #   Infosys, Ltd., Sponsored ADR.................     847,888  17,110,380
       Infosys, Ltd.................................   1,805,229  35,927,538
       InterGlobe Aviation, Ltd.....................      58,641     799,483
       ITC, Ltd.....................................   4,651,620  20,207,018
   *   Jindal Steel & Power, Ltd....................     564,546   1,690,552
       JSW Steel, Ltd...............................   2,677,650  12,870,273
       Jubilant Foodworks, Ltd......................      52,627   1,081,330
       Kansai Nerolac Paints, Ltd...................      70,642     490,445
       Kotak Mahindra Bank, Ltd.....................     538,866  10,288,436
       L&T Finance Holdings, Ltd....................     792,785   2,038,697
       Larsen & Toubro Infotech, Ltd................      20,968     574,850
       Larsen & Toubro, Ltd.........................     593,379  11,291,849
       LIC Housing Finance, Ltd.....................     876,185   6,747,875
       Lupin, Ltd...................................     355,461   4,268,604
       Mahindra & Mahindra Financial Services, Ltd..     348,223   2,615,617
       Mahindra & Mahindra, Ltd.....................     649,954   8,869,972
       Mangalore Refinery & Petrochemicals, Ltd.....     285,511     337,961
       Marico, Ltd..................................     748,884   3,980,428
       Maruti Suzuki India, Ltd.....................     138,331  19,255,577
   *   Max Financial Services, Ltd..................      11,034      79,766
       Mindtree, Ltd................................      61,790     843,339
       Motherson Sumi Systems, Ltd..................     958,259   4,537,925
       Motilal Oswal Financial Services, Ltd........      34,676     464,222
       Mphasis, Ltd.................................      50,145     848,933
       MRF, Ltd.....................................       2,969   3,440,256
       Muthoot Finance, Ltd.........................     197,474   1,164,375
       Natco Pharma, Ltd............................       5,022      57,405
       NBCC India, Ltd..............................     239,532     246,647
       Nestle India, Ltd............................      37,106   5,728,506
       NHPC, Ltd....................................   2,269,230     787,096
       NTPC, Ltd....................................   1,623,015   3,676,453
       Oberoi Realty, Ltd...........................      12,120      87,140
       Oil & Natural Gas Corp., Ltd.................     990,901   2,397,031
       Oil India, Ltd...............................     271,393     830,378
   *   Oracle Financial Services Software, Ltd......      23,161   1,312,170
       Page Industries, Ltd.........................       5,806   2,456,689
       Petronet LNG, Ltd............................   1,497,580   4,998,679
       Pidilite Industries, Ltd.....................     195,176   3,208,171
       Piramal Enterprises, Ltd.....................      82,299   3,206,356
       PNB Housing Finance, Ltd.....................       9,091     171,560
       Power Finance Corp., Ltd.....................     860,631   1,099,081
       Power Grid Corp. of India, Ltd...............   1,910,627   5,092,110
   *   Praxis Home Retail, Ltd......................       1,458       4,007
       Procter & Gamble Hygiene & Health Care, Ltd..      10,367   1,565,722
   *   Punjab National Bank.........................     669,278     832,725
       Rajesh Exports, Ltd..........................     147,784   1,220,327
       Ramco Cements, Ltd. (The)....................      47,759     501,715
       RBL Bank, Ltd................................      95,959     804,869
       Reliance Capital, Ltd........................     128,364     788,300
   *   Reliance Home Finance, Ltd...................     174,706     160,113
       Reliance Industries, Ltd.....................   3,145,620  54,431,656

THE EMERGING MARKETS SERIES
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
INDIA -- (Continued)
    Reliance Industries, Ltd., GDR.......................      3,374 $    115,391
    Rural Electrification Corp., Ltd.....................  2,049,167    3,518,916
    Shree Cement, Ltd....................................     10,928    2,711,633
    Shriram City Union Finance, Ltd......................      1,315       36,737
    Shriram Transport Finance Co., Ltd...................    193,223    3,910,700
    Siemens, Ltd.........................................     50,501      729,916
*   State Bank of India..................................  1,809,426    7,762,075
*   Steel Authority of India, Ltd........................    899,628    1,018,810
    Sun Pharmaceutical Industries, Ltd...................    817,270    6,800,168
    Sun TV Network, Ltd..................................    129,047    1,456,336
*   Sundaram Finance Holdings, Ltd.......................     27,690       47,490
    Sundaram Finance, Ltd................................     28,575      623,512
    Tata Chemicals, Ltd..................................     44,968      452,226
    Tata Communications, Ltd.............................     77,814      657,310
    Tata Consultancy Services, Ltd.......................  1,404,922   39,922,226
    Tata Global Beverages, Ltd...........................    157,807      570,205
*   Tata Motors, Ltd., Sponsored ADR.....................     41,094      747,911
*   Tata Motors, Ltd.....................................  2,649,020   10,002,661
    Tata Power Co., Ltd. (The)...........................  2,311,735    2,513,245
    Tata Steel, Ltd......................................  1,295,722   10,672,442
    Tech Mahindra, Ltd...................................    790,878    7,851,780
    Titan Co., Ltd.......................................    364,783    4,856,560
    Torrent Pharmaceuticals, Ltd.........................     94,358    2,100,826
    TVS Motor Co., Ltd...................................    131,305      991,733
    UltraTech Cement, Ltd................................     79,522    4,869,040
    United Breweries, Ltd................................     54,550      880,777
*   United Spirits, Ltd..................................    338,070    2,895,588
    UPL, Ltd.............................................    861,942    8,083,034
    Vakrangee, Ltd.......................................    367,011      257,880
    Vedanta, Ltd.........................................  4,103,469   13,375,052
    Voltas, Ltd..........................................     77,532      643,350
    Whirlpool of India, Ltd..............................      4,912      124,664
    Wipro, Ltd...........................................  1,408,295    5,697,588
    Yes Bank, Ltd........................................  2,730,973   14,668,414
    Zee Entertainment Enterprises, Ltd...................    681,709    5,233,570
                                                                     ------------
TOTAL INDIA..............................................             804,646,757
                                                                     ------------
INDONESIA -- (2.5%)
    Adaro Energy Tbk PT.................................. 53,869,600    7,127,696
    Astra Agro Lestari Tbk PT............................  1,255,245      947,162
    Astra International Tbk PT........................... 22,239,310   11,033,427
    Bank Central Asia Tbk PT.............................  9,371,600   15,127,352
    Bank Danamon Indonesia Tbk PT........................  4,531,379    2,068,759
    Bank Mandiri Persero Tbk PT.......................... 17,933,634    8,279,934
    Bank Negara Indonesia Persero Tbk PT................. 11,476,622    5,901,649
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT.  1,514,200      216,287
    Bank Rakyat Indonesia Persero Tbk PT................. 63,168,800   13,458,685
    Bank Tabungan Negara Persero Tbk PT..................  7,450,900    1,220,282
    Barito Pacific Tbk PT................................ 12,319,700    1,551,969
    Bayan Resources Tbk PT...............................     79,500      108,818
    Bukit Asam Tbk PT....................................  8,340,900    2,596,227
    Bumi Serpong Damai Tbk PT............................ 11,859,700    1,113,333
    Charoen Pokphand Indonesia Tbk PT.................... 12,216,600    3,833,062
    Gudang Garam Tbk PT..................................    812,100    4,236,129
    Indah Kiat Pulp & Paper Corp. Tbk PT.................  4,753,400    6,334,772
    Indo Tambangraya Megah Tbk PT........................    470,100      929,081
    Indocement Tunggal Prakarsa Tbk PT...................  1,698,800    1,667,057
    Indofood CBP Sukses Makmur Tbk PT....................  3,456,800    2,093,312
    Indofood Sukses Makmur Tbk PT........................ 14,843,600    6,541,674

THE EMERGING MARKETS SERIES
CONTINUED


                                                              SHARES     VALUE>>
                                                            ---------- ------------
INDONESIA -- (Continued)
    Indosat Tbk PT.........................................  1,720,800 $    419,019
    Jasa Marga Persero Tbk PT..............................  3,871,113    1,260,469
    Kalbe Farma Tbk PT..................................... 27,775,800    2,496,457
    Matahari Department Store Tbk PT.......................  3,313,800    1,848,417
    Mayora Indah Tbk PT.................................... 19,225,725    4,119,712
    Media Nusantara Citra Tbk PT...........................  7,939,500      543,392
    Mitra Keluarga Karyasehat Tbk PT.......................  2,463,600      341,624
    Pabrik Kertas Tjiwi Kimia Tbk PT.......................    150,600      151,633
    Pakuwon Jati Tbk PT.................................... 46,392,900    1,658,647
    Perusahaan Gas Negara Persero Tbk...................... 12,734,800    1,504,081
    Semen Baturaja Persero Tbk PT..........................  1,298,200      290,015
    Semen Indonesia Persero Tbk PT.........................  4,367,400    2,304,508
    Sinar Mas Agro Resources & Technology Tbk PT...........  1,035,900      277,854
    Surya Citra Media Tbk PT...............................  8,971,800    1,277,639
    Telekomunikasi Indonesia Persero Tbk PT................ 37,216,900    9,228,617
    Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR.    196,768    4,824,751
    Tower Bersama Infrastructure Tbk PT....................  2,551,800      929,894
    Unilever Indonesia Tbk PT..............................  2,015,700    6,049,837
    United Tractors Tbk PT.................................  4,364,696   10,693,098
*   Vale Indonesia Tbk PT..................................  3,690,000    1,120,257
    Waskita Karya Persero Tbk PT........................... 14,513,179    2,137,608
*   XL Axiata Tbk PT....................................... 10,996,700    2,103,168
                                                                       ------------
TOTAL INDONESIA............................................             151,967,364
                                                                       ------------
MALAYSIA -- (3.1%)
    AFFIN Bank Bhd.........................................    548,300      346,653
    AirAsia Group Bhd......................................  5,016,800    4,403,657
    Alliance Bank Malaysia Bhd.............................  1,646,800    1,629,108
    AMMB Holdings Bhd......................................  2,932,759    2,904,536
    Astro Malaysia Holdings Bhd............................  2,488,700    1,120,909
#   Axiata Group Bhd.......................................  4,014,602    4,348,886
    Batu Kawan Bhd.........................................    105,400      451,665
    BIMB Holdings Bhd......................................  1,138,455    1,113,527
    Boustead Holdings Bhd..................................    264,800      155,115
    British American Tobacco Malaysia Bhd..................    236,000    1,991,212
#   Bursa Malaysia Bhd.....................................    194,400      374,250
    Carlsberg Brewery Malaysia Bhd, Class B................     10,900       51,352
    CIMB Group Holdings Bhd................................  4,705,655    6,775,759
    Dialog Group Bhd.......................................  1,487,318    1,217,083
    DiGi.Com Bhd...........................................  5,082,520    5,695,469
    FGV Holdings Bhd.......................................  4,302,300    1,835,515
    Fraser & Neave Holdings Bhd............................     78,300      719,123
#   Gamuda Bhd.............................................  2,313,100    2,205,171
    Genting Bhd............................................  5,238,500   11,285,354
    Genting Malaysia Bhd...................................  3,824,300    4,767,305
#   Genting Plantations Bhd................................    415,600      956,174
    HAP Seng Consolidated Bhd..............................    973,700    2,350,619
#   Hartalega Holdings Bhd.................................  2,213,600    3,354,046
    Heineken Malaysia Bhd..................................     16,500       92,062
    Hong Leong Bank Bhd....................................    446,566    2,100,541
    Hong Leong Financial Group Bhd.........................    673,583    2,998,904
#   IHH Healthcare Bhd.....................................  1,798,500    2,617,766
    IJM Corp. Bhd..........................................  4,823,462    2,329,031
#   Inari Amertron Bhd.....................................  2,004,000    1,210,301
#   IOI Corp. Bhd..........................................  3,727,905    4,243,804
    IOI Properties Group Bhd...............................  2,642,329    1,236,915
    Kuala Lumpur Kepong Bhd................................    561,700    3,424,108
*   Lafarge Malaysia Bhd...................................     16,380       12,765
    Malayan Banking Bhd....................................  4,708,636   11,376,150

THE EMERGING MARKETS SERIES
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
MALAYSIA -- (Continued)
    Malaysia Airports Holdings Bhd.......................  1,699,441 $  3,872,360
    Malaysia Building Society Bhd........................  2,770,900      763,580
    Maxis Bhd............................................  2,881,400    4,111,538
    MISC Bhd.............................................  2,259,298    3,717,939
    MMC Corp. Bhd........................................  1,730,200      626,081
    My EG Services Bhd...................................  1,537,500      470,357
    Nestle Malaysia Bhd..................................     44,500    1,617,409
    Petronas Chemicals Group Bhd.........................  3,389,400    7,454,276
    Petronas Dagangan Bhd................................    307,800    2,047,341
    Petronas Gas Bhd.....................................    890,500    4,108,796
    PPB Group Bhd........................................    977,880    3,971,783
#   Press Metal Aluminium Holdings Bhd...................  1,919,800    2,263,777
    Public Bank Bhd......................................  3,656,014   21,655,796
#   QL Resources Bhd.....................................    574,690      848,652
    RHB Bank Bhd.........................................  1,405,605    1,883,040
*   Sapura Energy Bhd....................................  1,536,800      229,053
#   Sime Darby Bhd.......................................  2,519,161    1,566,710
#   Sime Darby Plantation Bhd............................  3,018,761    3,905,553
#   Sime Darby Property Bhd..............................  3,018,761      997,858
    SP Setia Bhd Group...................................  1,340,249      980,909
#   Sunway Bhd...........................................  2,695,725    1,015,368
#   Telekom Malaysia Bhd.................................  1,540,864    1,504,097
    Tenaga Nasional Bhd..................................  3,977,150   15,366,017
    Top Glove Corp. Bhd..................................  1,101,700    2,751,615
    UMW Holdings Bhd.....................................  1,213,666    1,791,923
    United Plantations Bhd...............................     49,700      329,950
    Westports Holdings Bhd...............................  1,568,000    1,430,816
    YTL Corp. Bhd........................................ 14,031,099    4,668,176
    YTL Power International Bhd..........................  2,843,597      853,666
                                                                     ------------
TOTAL MALAYSIA...........................................             188,499,271
                                                                     ------------
MEXICO -- (4.1%)
#   Alfa S.A.B. de C.V., Class A.........................  9,141,426   12,448,358
#   America Movil S.A.B. de C.V., Series L............... 48,207,854   41,255,799
    America Movil S.A.B. de C.V., Class L Sponsored ADR..    109,448    1,872,655
    Arca Continental S.A.B. de C.V.......................    605,424    4,020,189
#   Banco Santander Mexico SA Institucion de Banca
      Multiple Grupo Financiero Santand, ADR.............     55,735      465,945
    Banco Santander Mexico SA Institucion de Banca
      Multiple Grupo Financiero Santand, Class B.........  2,837,053    4,784,299
#   Becle S.A.B. de C.V..................................     94,390      131,574
*   Cemex S.A.B. de C.V.................................. 24,758,419   18,491,352
    Coca-Cola Femsa S.A.B. de C.V., Series L.............    331,815    2,075,874
#   Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR........     15,150      946,724
#   El Puerto de Liverpool S.A.B. de C.V.................    293,210    2,185,968
    Fomento Economico Mexicano S.A.B. de C.V.............  1,526,285   14,993,630
#   Gruma S.A.B. de C.V., Class B........................    573,607    7,414,088
    Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR.     13,641    1,289,757
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.,
      Class B............................................    533,221    5,043,895
#   Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR..     32,374    5,784,910
#   Grupo Bimbo S.A.B. de C.V., Series A.................  2,085,945    4,467,864
#   Grupo Carso S.A.B. de C.V., Series A1................    793,269    3,302,849
#   Grupo Elektra S.A.B. de C.V..........................     95,655    3,578,565
    Grupo Financiero Banorte S.A.B. de C.V...............  2,329,239   16,246,654
#   Grupo Financiero Inbursa S.A.B. de C.V...............  3,829,726    6,318,578
    Grupo Lala S.A.B. de C.V.............................  1,070,588    1,139,073
    Grupo Mexico S.A.B. de C.V., Series B................  6,360,255   20,021,524
    Grupo Televisa S.A.B., Series CPO....................  3,641,138   14,488,165
    Grupo Televisa S.A.B., Sponsored ADR.................    119,073    2,367,171

THE EMERGING MARKETS SERIES
CONTINUED

                                                                              SHARES     VALUE>>
                                                                            ---------- ------------
MEXICO -- (Continued)
# *  Impulsora del Desarrollo y el Empleo en America Latina S.A.B. de C.V..  2,300,948 $  3,780,850
#    Industrias Penoles S.A.B. de C.V......................................    368,919    6,254,961
     Infraestructura Energetica Nova S.A.B. de C.V.........................    759,365    3,716,204
#    Kimberly-Clark de Mexico S.A.B. de C.V., Class A......................  2,348,560    4,324,695
*    La Comer S.A.B. de C.V................................................     11,756       12,931
     Megacable Holdings S.A.B. de C.V......................................    317,019    1,521,160
     Mexichem S.A.B. de C.V................................................  3,082,466   10,786,626
# *  Organizacion Soriana S.A.B. de C.V., Class B..........................  1,072,051    2,024,718
     Promotora y Operadora de Infraestructura S.A.B. de C.V................    284,767    2,941,522
     Promotora y Operadora de Infraestructura S.A.B. de C.V................      3,236       24,655
#    Wal-Mart de Mexico S.A.B. de C.V......................................  7,198,435   21,014,707
                                                                                       ------------
TOTAL MEXICO...............................................................             251,538,489
                                                                                       ------------
PERU -- (0.3%)
     Cementos Pacasmayo SAA, ADR...........................................     15,158      173,714
     Cia de Minas Buenaventura SAA, ADR....................................    125,122    1,719,176
     Credicorp, Ltd........................................................     70,995   16,241,526
*    Grana y Montero SAA, Sponsored ADR....................................    108,988      411,975
                                                                                       ------------
TOTAL PERU.................................................................              18,546,391
                                                                                       ------------
PHILIPPINES -- (1.3%)
     Aboitiz Equity Ventures, Inc..........................................  2,290,670    2,488,021
     Aboitiz Power Corp....................................................  1,888,900    1,323,919
*    Alliance Global Group, Inc............................................ 10,036,900    2,255,301
     Ayala Corp............................................................    321,242    6,058,341
     Ayala Land, Inc.......................................................  9,812,818    7,557,040
     Bank of the Philippine Islands........................................    990,562    1,831,276
     BDO Unibank, Inc......................................................  1,402,852    3,491,723
     Bloomberry Resorts Corp...............................................  1,016,000      200,723
     DMCI Holdings, Inc.................................................... 10,645,700    2,367,201
     Emperador, Inc........................................................  1,850,900      253,698
*    Energy Development Corp...............................................  2,973,913      285,052
     Globe Telecom, Inc....................................................     71,135    2,458,663
     GT Capital Holdings, Inc..............................................    147,875    2,699,584
     International Container Terminal Services, Inc........................  1,287,400    2,158,529
     JG Summit Holdings, Inc...............................................  2,942,590    3,105,096
     Jollibee Foods Corp...................................................    639,740    3,254,531
     LT Group, Inc.........................................................  4,387,900    1,487,533
     Manila Electric Co....................................................    330,680    2,366,086
     Megaworld Corp........................................................ 19,134,400    1,673,785
     Metro Pacific Investments Corp........................................ 20,451,700    1,815,325
     Metropolitan Bank & Trust Co..........................................  1,409,167    1,957,916
*    Philippine National Bank..............................................     73,048       64,177
     PLDT, Inc., Sponsored ADR.............................................     71,330    1,781,823
     PLDT, Inc.............................................................     89,255    2,239,074
     Puregold Price Club, Inc..............................................  1,734,500    1,479,728
     Robinsons Land Corp...................................................  3,184,682    1,175,669
     Robinsons Retail Holdings, Inc........................................    541,860      872,019
     San Miguel Corp.......................................................  1,462,960    3,837,397
     Security Bank Corp....................................................    375,950    1,437,040
     Semirara Mining & Power Corp..........................................  1,973,600    1,178,358
     SM Investments Corp...................................................    245,383    4,397,794
     SM Prime Holdings, Inc................................................  8,203,110    5,839,958
*    Top Frontier Investment Holdings, Inc.................................     42,789      208,853
     Universal Robina Corp.................................................  1,309,160    3,156,831
                                                                                       ------------
TOTAL PHILIPPINES..........................................................              78,758,064
                                                                                       ------------

THE EMERGING MARKETS SERIES
CONTINUED

                                                       SHARES     VALUE>>
                                                      --------- ------------
    POLAND -- (1.6%)
    *    Alior Bank SA...............................   213,274 $  4,240,838
    *    AmRest Holdings SE..........................       344       41,070
         Bank Handlowy w Warszawie SA................    45,291      930,158
    *    Bank Millennium SA.......................... 1,319,118    3,318,640
         Bank Pekao SA...............................   120,869    3,700,924
         Bank Zachodni WBK SA........................    40,041    4,015,780
         Budimex SA..................................       769       26,281
         CCC SA......................................    36,838    2,269,482
    *    CD Projekt SA...............................    91,082    4,924,547
    *    Cyfrowy Polsat SA...........................   442,307    2,876,374
    *    Dino Polska SA..............................    36,172      992,513
    *    Enea SA.....................................   154,249      404,472
         Grupa Azoty SA..............................    94,368    1,077,068
         Grupa Lotos SA..............................   352,784    6,302,436
    #    ING Bank Slaski SA..........................    37,589    1,975,042
    # *  Jastrzebska Spolka Weglowa SA...............   115,275    2,488,003
         KGHM Polska Miedz SA........................   370,074    9,790,943
         LPP SA......................................     1,669    4,098,732
         mBank SA....................................    30,837    3,609,535
    *    Orange Polska SA............................   872,487    1,189,670
    *    PGE Polska Grupa Energetyczna SA............ 2,113,421    5,688,318
         Polski Koncern Naftowy Orlen S.A............   565,808   14,349,475
    *    Polskie Gornictwo Naftowe i Gazownictwo SA.. 2,128,072    3,216,112
    *    Powszechna Kasa Oszczednosci Bank Polski SA.   740,987    8,455,904
         Powszechny Zaklad Ubezpieczen SA............   808,411    9,297,844
    *    Tauron Polska Energia SA.................... 2,543,816    1,566,682
                                                                ------------
    TOTAL POLAND.....................................            100,846,843
                                                                ------------
    RUSSIA -- (1.7%)
         Gazprom PJSC, Sponsored ADR................. 2,397,765   10,753,017
         Gazprom PJSC, Sponsored ADR.................   387,686    1,760,095
    *    Lenta, Ltd., GDR............................    48,758      243,302
    *    Lenta, Ltd., GDR............................    30,830      153,832
         Lukoil PJSC, Sponsored ADR(BYZF386).........    68,365    4,888,098
         Lukoil PJSC, Sponsored ADR(BYZDW2900).......   171,816   12,324,578
         Magnitogorsk Iron & Steel Works PJSC, GDR...   199,210    1,922,009
    *    Mail.Ru Group, Ltd., GDR....................    19,397      525,659
         MegaFon PJSC, GDR...........................   139,778    1,326,981
         MMC Norilsk Nickel PJSC, ADR................    36,191      626,647
         MMC Norilsk Nickel PJSC, ADR................   406,377    7,018,560
         Novatek PJSC, GDR...........................    41,558    6,598,515
         Novolipetsk Steel PJSC, GDR.................   117,388    3,033,580
         PhosAgro PJSC, GDR..........................    83,207    1,099,763
         Rosneft Oil Co. PJSC, GDR...................    54,030      356,598
         Rosneft Oil Co. PJSC, GDR...................   700,727    4,628,965
         Rostelecom PJSC, Sponsored ADR..............    20,806      140,024
         Rostelecom PJSC, Sponsored ADR..............    78,867      539,597
         RusHydro PJSC, ADR..........................    12,131       12,980
         RusHydro PJSC, ADR.......................... 1,196,354    1,224,687
         Sberbank of Russia PJSC, Sponsored ADR...... 1,818,206   25,577,737
         Severstal PJSC, GDR.........................   191,829    3,130,220
         Tatneft PJSC, Sponsored ADR.................   142,560    9,827,236
         VTB Bank PJSC, GDR.......................... 1,358,280    2,119,493
         VTB Bank PJSC, GDR.......................... 1,913,221    2,984,625
         X5 Retail Group NV, GDR.....................    63,506    1,701,961
                                                                ------------
    TOTAL RUSSIA.....................................            104,518,759
                                                                ------------

THE EMERGING MARKETS SERIES
CONTINUED

                                                            SHARES     VALUE>>
                                                           --------- ------------
SOUTH AFRICA -- (7.9%)
     Absa Group, Ltd...................................... 2,001,955 $ 26,080,925
     Anglo American Platinum, Ltd.........................    87,998    2,706,816
     AngloGold Ashanti, Ltd...............................    30,125      264,442
     AngloGold Ashanti, Ltd., Sponsored ADR............... 1,637,102   14,553,837
     Aspen Pharmacare Holdings, Ltd.......................   574,874   11,136,148
     Assore, Ltd..........................................    23,402      487,730
     AVI, Ltd.............................................   429,602    3,567,303
     Bid Corp., Ltd.......................................   694,776   13,891,781
     Bidvest Group, Ltd. (The)............................   873,084   12,410,715
     Capitec Bank Holdings, Ltd...........................    75,595    5,459,063
     Clicks Group, Ltd....................................   390,747    5,734,983
     Discovery, Ltd.......................................   595,256    7,672,540
*    Distell Group Holdings, Ltd..........................    54,658      533,401
     Exxaro Resources, Ltd................................   554,000    5,458,832
     FirstRand, Ltd....................................... 4,821,116   25,340,282
#    Foschini Group, Ltd. (The)...........................   381,091    4,975,971
#    Gold Fields, Ltd., Sponsored ADR..................... 3,443,277   12,877,856
     Imperial Holdings, Ltd...............................   583,684    9,463,773
     Investec, Ltd........................................   684,825    4,948,659
#    Kumba Iron Ore, Ltd..................................   164,394    3,637,105
     Liberty Holdings, Ltd................................   302,881    2,649,927
     Life Healthcare Group Holdings, Ltd.................. 3,525,337    6,429,206
     MMI Holdings, Ltd.................................... 2,065,622    2,665,298
     Mondi, Ltd...........................................   303,793    8,323,841
     Mr. Price Group, Ltd.................................   439,100    7,833,456
     MTN Group, Ltd....................................... 3,471,662   30,201,225
     Naspers, Ltd., Class N...............................   343,296   84,508,725
#    Nedbank Group, Ltd...................................   545,382   11,285,971
     NEPI Rockcastle P.L.C................................   360,968    3,342,962
     Netcare, Ltd......................................... 2,825,287    5,794,161
     Novus Holdings, Ltd..................................    82,866       23,894
     Pick n Pay Stores, Ltd...............................   261,842    1,478,415
     Pioneer Foods Group, Ltd.............................   141,627    1,249,221
     PSG Group, Ltd.......................................   183,235    3,238,970
     Sanlam, Ltd.......................................... 2,150,416   12,467,468
     Sappi, Ltd........................................... 1,826,701   13,055,310
     Sasol, Ltd...........................................   129,124    5,088,457
#    Sasol, Ltd., Sponsored ADR...........................   771,710   30,567,433
     Shoprite Holdings, Ltd...............................   905,692   14,979,137
# *  Sibanye Gold, Ltd.................................... 3,894,346    2,383,743
#    SPAR Group, Ltd. (The)...............................   284,382    4,141,382
     Standard Bank Group, Ltd............................. 2,064,368   31,920,715
# *  Steinhoff International Holdings NV.................. 3,896,458      733,778
     Telkom SA SOC, Ltd...................................   445,270    1,710,368
     Tiger Brands, Ltd....................................   311,532    8,257,752
     Truworths International, Ltd.........................   979,184    6,082,847
     Vodacom Group, Ltd...................................   757,800    8,074,024
     Woolworths Holdings, Ltd............................. 2,502,184    9,720,929
                                                                     ------------
TOTAL SOUTH AFRICA........................................            489,410,777
                                                                     ------------
SOUTH KOREA -- (16.3%)
#    Amorepacific Corp....................................    30,623    7,327,386
     AMOREPACIFIC Group...................................    42,761    3,665,178
#    BGF Co., Ltd.........................................   216,994    1,847,172
     BNK Financial Group, Inc.............................   459,795    3,687,218
# *  Celltrion Pharm, Inc.................................     7,682      485,305
# *  Celltrion, Inc.......................................    82,751   20,152,504
*    Chabiotech Co., Ltd..................................     9,715      122,548
     Cheil Worldwide, Inc.................................    57,841    1,045,884

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES    VALUE>>
                                                           ------- -----------
SOUTH KOREA -- (Continued)
     CJ CGV Co., Ltd......................................  18,162 $   976,226
     CJ CheilJedang Corp..................................  20,429   6,181,275
     CJ Corp..............................................  44,364   5,576,680
     CJ ENM Co., Ltd......................................   1,275     264,764
*    CJ Logistics Corp....................................  14,891   2,013,836
     Com2uSCorp...........................................  11,105   1,510,420
     Coway Co., Ltd.......................................  80,403   6,752,172
     Cuckoo Holdings Co., Ltd.............................   1,093     156,824
*    Cuckoo Homesys Co., Ltd..............................     922     181,898
     Daelim Industrial Co., Ltd...........................  45,714   3,207,555
*    Daewoo Engineering & Construction Co., Ltd........... 155,474     790,855
*    Daewoo Shipbuilding & Marine Engineering Co., Ltd....  71,856   1,696,709
     DB Insurance Co., Ltd................................ 149,451   8,619,326
     DGB Financial Group, Inc............................. 250,979   2,101,193
#    Dongsuh Cos., Inc....................................  15,171     346,038
     Dongwon Systems Corp.................................     417      12,527
     Doosan Corp..........................................  21,369   1,989,528
*    Doosan Heavy Industries & Construction Co., Ltd...... 191,142   2,578,408
# *  Doosan Infracore Co., Ltd............................ 492,270   4,445,886
     Douzone Bizon Co., Ltd...............................   4,142     200,985
     E-MART, Inc..........................................  22,857   4,468,473
#    Fila Korea, Ltd......................................  57,807   1,641,399
     Grand Korea Leisure Co., Ltd.........................  38,572     851,300
     Green Cross Corp.....................................   2,754     438,409
     Green Cross Holdings Corp............................  22,011     587,867
#    GS Engineering & Construction Corp...................  78,919   3,208,324
     GS Holdings Corp..................................... 180,713   8,697,359
     GS Home Shopping, Inc................................   4,597     818,110
     GS Retail Co., Ltd...................................  53,143   1,583,157
     Hana Financial Group, Inc............................ 480,370  19,314,538
# *  Hanall Biopharma Co., Ltd............................   7,801     169,747
     Hankook Tire Co., Ltd................................ 132,767   5,269,710
     Hanmi Pharm Co., Ltd.................................   5,814   2,210,563
     Hanmi Science Co., Ltd...............................  10,405     645,951
     Hanon Systems........................................ 266,528   2,552,454
#    Hanssem Co., Ltd.....................................  16,476   1,421,258
# *  Hanwha Aerospace Co., Ltd............................  50,134   1,011,244
     Hanwha Chemical Corp................................. 233,776   4,433,696
     Hanwha Corp.......................................... 185,255   5,331,411
     Hanwha Life Insurance Co., Ltd....................... 927,493   4,288,277
*    HDC Hyundai Development Co-Engineering &
       Construction, Class E..............................  64,482   3,314,429
     Hite Jinro Co., Ltd..................................  48,621     791,183
# *  HLB, Inc.............................................  20,527   1,249,014
     Hotel Shilla Co., Ltd................................  29,719   2,657,469
*    Hugel, Inc...........................................   2,135     913,097
*    Hyosung Advanced Materials Corp......................   7,969   1,211,109
*    Hyosung Chemical Corp................................   5,674     854,663
     Hyosung Corp.........................................  24,540     978,869
*    Hyosung Heavy Industries Corp........................  16,588     784,413
*    Hyosung TNC Co., Ltd.................................   7,698   1,531,136
# *  Hyundai Construction Equipment Co., Ltd..............   8,892   1,060,457
     Hyundai Department Store Co., Ltd....................  27,576   2,429,944
     Hyundai Development Co-Engineering & Construction....  46,148   1,097,583
     Hyundai Elevator Co., Ltd............................  12,902   1,057,128
     Hyundai Engineering & Construction Co., Ltd.......... 152,385   8,009,196
     Hyundai Glovis Co., Ltd..............................  25,586   3,138,400
     Hyundai Greenfood Co., Ltd...........................  38,183     462,807
*    Hyundai Heavy Industries Co., Ltd....................  52,698   5,034,552
*    Hyundai Heavy Industries Holdings Co., Ltd...........  21,736   6,535,745

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES    VALUE>>
                                                           ------- -----------
SOUTH KOREA -- (Continued)
     Hyundai Home Shopping Network Corp...................   5,020 $   493,940
     Hyundai Marine & Fire Insurance Co., Ltd............. 204,185   6,696,336
# *  Hyundai Merchant Marine Co., Ltd..................... 162,208     696,422
# *  Hyundai Mipo Dockyard Co., Ltd.......................  20,360   1,707,282
     Hyundai Mobis Co., Ltd...............................  61,715  12,580,333
     Hyundai Motor Co..................................... 143,088  16,582,936
# *  Hyundai Rotem Co., Ltd...............................  32,868     798,015
     Hyundai Steel Co..................................... 191,753   9,241,510
#    Hyundai Wia Corp.....................................  25,756   1,086,202
     Iljin Materials Co., Ltd.............................  17,651     840,471
     Industrial Bank of Korea............................. 407,761   5,712,629
     Innocean Worldwide, Inc..............................   3,114     153,819
     IS Dongseo Co., Ltd..................................   8,114     204,614
     Jeil Pharmaceutical Co., Ltd.........................     157       4,845
     Kakao Corp...........................................  28,202   2,843,685
     Kakao M Corp.........................................   7,273     587,352
     Kangwon Land, Inc.................................... 104,801   2,433,916
     KB Financial Group, Inc.............................. 306,138  14,714,029
#    KB Financial Group, Inc., ADR........................  61,821   2,982,863
     KCC Corp.............................................   8,686   2,633,326
#    KEPCO Plant Service & Engineering Co., Ltd...........  30,975     954,831
     Kia Motors Corp...................................... 384,791  10,909,064
#    KIWOOM Securities Co., Ltd...........................  22,115   1,844,209
     Kolon Industries, Inc................................  33,244   1,822,802
# *  Komipharm International Co., Ltd.....................  23,890     506,464
*    Korea Aerospace Industries, Ltd......................  37,044   1,163,830
#    Korea Electric Power Corp., Sponsored ADR............ 130,759   1,919,542
     Korea Electric Power Corp............................ 216,158   6,423,246
*    Korea Gas Corp.......................................  38,768   2,020,289
     Korea Investment Holdings Co., Ltd...................  76,958   4,930,339
     Korea Kolmar Co., Ltd................................  20,573   1,255,517
#    Korea Petrochemical Ind Co., Ltd.....................   6,572   1,471,226
     Korea Zinc Co., Ltd..................................  12,459   4,600,926
     Korean Air Lines Co., Ltd............................ 157,134   4,114,999
     Korean Reinsurance Co................................  69,779     689,193
     KT Corp., Sponsored ADR..............................  82,100   1,124,770
     KT&G Corp............................................ 103,456  10,228,282
     Kumho Petrochemical Co., Ltd.........................  31,285   3,170,772
*    Kumho Tire Co., Inc.................................. 104,196     583,504
     LG Chem, Ltd.........................................  48,103  16,178,161
     LG Corp.............................................. 124,805   8,413,074
#    LG Display Co., Ltd., ADR............................ 808,137   7,580,325
#    LG Display Co., Ltd.................................. 525,059   9,954,161
     LG Electronics, Inc.................................. 204,025  13,675,373
#    LG Household & Health Care, Ltd......................  13,908  15,061,191
     LG Innotek Co., Ltd..................................  31,119   4,546,317
     LG International Corp................................  23,266     491,597
     LG Uplus Corp........................................ 405,345   5,580,471
     LIG Nex1 Co., Ltd....................................  11,058     343,309
     Lotte Chemical Corp..................................  42,164  13,579,411
     Lotte Chilsung Beverage Co., Ltd.....................      60      75,084
     Lotte Confectionery Co., Ltd.........................     237      33,435
     LOTTE Fine Chemical Co., Ltd.........................  26,238   1,447,050
#    LOTTE Himart Co., Ltd................................  12,164     840,067
     Lotte Shopping Co., Ltd..............................  17,991   3,317,886
     LS Corp..............................................  33,839   2,273,440
     LS Industrial Systems Co., Ltd.......................  27,263   1,768,136
     Macquarie Korea Infrastructure Fund.................. 463,303   3,748,685
#    Mando Corp...........................................  49,410   1,852,283

THE EMERGING MARKETS SERIES
CONTINUED

                                                            SHARES     VALUE>>
                                                           --------- ------------
SOUTH KOREA -- (Continued)
     Medy-Tox, Inc........................................     6,364 $  4,090,633
     Meritz Financial Group, Inc..........................   128,182    1,435,155
     Meritz Fire & Marine Insurance Co., Ltd..............   148,940    2,450,890
     Meritz Securities Co., Ltd...........................   775,459    2,455,154
     Mirae Asset Daewoo Co., Ltd..........................   566,637    4,139,953
*    Naturecell Co., Ltd..................................     5,139       33,217
     NAVER Corp...........................................    37,790   24,245,813
     NCSoft Corp..........................................    16,404    5,662,758
#    Netmarble Corp.......................................    13,796    1,789,622
     Nexen Tire Corp......................................    64,506      619,776
     NH Investment & Securities Co., Ltd..................   236,346    2,757,599
*    NHN Entertainment Corp...............................    13,146      739,868
     NongShim Co., Ltd....................................     4,711    1,239,130
     OCI Co., Ltd.........................................    37,609    3,338,721
     Orion Corp...........................................     8,589    1,025,124
#    Orion Holdings Corp..................................    87,464    1,772,225
     Ottogi Corp..........................................     1,053      830,985
# *  Pan Ocean Co., Ltd...................................   431,074    1,988,441
     Paradise Co., Ltd....................................    42,701      673,996
     POSCO, Sponsored ADR.................................   104,186    7,642,043
     POSCO................................................    70,065   20,621,203
#    POSCO Chemtech Co., Ltd..............................    20,052      887,580
     Posco Daewoo Corp....................................    79,776    1,370,322
     S-1 Corp.............................................    25,186    1,953,752
# *  Samsung Biologics Co., Ltd...........................     6,405    2,137,174
     Samsung C&T Corp.....................................    51,407    5,686,819
     Samsung Card Co., Ltd................................    45,152    1,430,057
     Samsung Electro-Mechanics Co., Ltd...................    55,896    7,694,221
     Samsung Electronics Co., Ltd., GDR...................    52,509   53,896,880
     Samsung Electronics Co., Ltd......................... 4,912,950  203,937,673
*    Samsung Engineering Co., Ltd.........................   107,691    1,642,511
     Samsung Fire & Marine Insurance Co., Ltd.............    48,894   11,940,278
*    Samsung Heavy Industries Co., Ltd....................   653,222    3,794,765
     Samsung Life Insurance Co., Ltd......................    57,757    4,972,571
     Samsung SDI Co., Ltd.................................    51,696   10,621,146
     Samsung SDS Co., Ltd.................................    30,938    5,802,756
     Samsung Securities Co., Ltd..........................   102,328    2,984,285
     Seoul Semiconductor Co., Ltd.........................    47,279      763,412
     SFA Engineering Corp.................................    28,906      950,228
     Shinhan Financial Group Co., Ltd.....................   328,846   12,828,052
     Shinhan Financial Group Co., Ltd., ADR...............    81,412    3,192,979
     Shinsegae, Inc.......................................    15,316    4,545,186
     SK Discovery Co., Ltd................................    52,040    1,542,795
*    SK Holdings Co., Ltd.................................    52,616   12,402,655
     SK Hynix, Inc........................................   821,484   63,492,796
     SK Innovation Co., Ltd...............................    79,370   14,096,622
#    SK Materials Co., Ltd................................     9,016    1,463,981
     SK Networks Co., Ltd.................................   311,683    1,312,165
     SK Telecom Co., Ltd., Sponsored ADR..................    24,883      616,850
     SK Telecom Co., Ltd..................................    19,738    4,411,240
     SKC Co., Ltd.........................................    45,410    1,743,683
     SKCKOLONPI, Inc......................................     3,459      158,368
     S-Oil Corp...........................................    48,433    5,087,049
#    Ssangyong Cement Industrial Co., Ltd.................   246,810    1,162,104
     Taekwang Industrial Co., Ltd.........................       214      280,094
     Tongyang Life Insurance Co., Ltd.....................    60,459      400,701
     WONIK IPS Co., Ltd...................................     6,099      160,727
     Woori Bank...........................................   648,788    9,806,384
     Woori Bank, Sponsored ADR............................     3,749      172,117

THE EMERGING MARKETS SERIES
CONTINUED

                                                             SHARES      VALUE>>
                                                           ---------- --------------
SOUTH KOREA -- (Continued)
     Young Poong Corp.....................................        438 $      298,409
     Youngone Corp........................................     39,869      1,076,996
     Yuhan Corp...........................................      9,386      1,873,348
# *  Yungjin Pharmaceutical Co., Ltd......................     60,994        409,157
                                                                      --------------
TOTAL SOUTH KOREA.........................................             1,008,031,721
                                                                      --------------
TAIWAN -- (15.4%)
#    Accton Technology Corp...............................    624,000      2,084,400
     Acer, Inc............................................  4,849,811      3,974,666
#    Advantech Co., Ltd...................................    471,663      3,127,512
     Airtac International Group...........................    152,518      1,660,854
     ASE Technology Holding Co., Ltd., ADR................    133,966        664,473
     ASE Technology Holding Co., Ltd......................  7,079,782     18,148,268
     Asia Cement Corp.....................................  3,670,758      4,902,922
*    Asia Pacific Telecom Co., Ltd........................  2,975,000        773,673
     Asustek Computer, Inc................................  1,099,180      9,475,364
#    AU Optronics Corp., Sponsored ADR....................    326,626      1,443,687
#    AU Optronics Corp.................................... 29,635,873     12,826,136
     Casetek Holdings, Ltd................................    371,709        865,505
     Catcher Technology Co., Ltd..........................  1,524,429     18,777,218
     Cathay Financial Holding Co., Ltd....................  6,857,450     11,826,336
     Chailease Holding Co., Ltd...........................  2,451,916      8,024,318
     Chang Hwa Commercial Bank, Ltd.......................  8,867,283      5,247,860
#    Cheng Shin Rubber Industry Co., Ltd..................  3,477,965      5,379,006
     Chicony Electronics Co., Ltd.........................  1,172,497      2,657,799
*    China Airlines, Ltd..................................  9,417,536      3,048,927
     China Development Financial Holding Corp............. 22,365,121      8,192,640
     China Life Insurance Co., Ltd........................  4,289,014      4,543,277
     China Motor Corp.....................................    825,000        713,248
*    China Petrochemical Development Corp.................  3,819,000      1,763,235
     China Steel Corp..................................... 16,351,932     13,367,307
     Chipbond Technology Corp.............................  1,027,000      2,214,086
     Chroma ATE, Inc......................................    336,000      1,896,084
     Chunghwa Precision Test Tech Co., Ltd................     16,000        408,619
#    Chunghwa Telecom Co., Ltd., Sponsored ADR............    266,427      9,183,739
     Chunghwa Telecom Co., Ltd............................  1,693,000      5,867,135
     Compal Electronics, Inc..............................  8,616,541      5,361,570
     Compeq Manufacturing Co., Ltd........................  2,481,000      2,470,900
     CTBC Financial Holding Co., Ltd...................... 20,702,175     14,046,258
     CTCI Corp............................................  1,199,000      1,796,822
     Delta Electronics, Inc...............................  2,064,486      7,197,721
     E Ink Holdings, Inc..................................  1,003,000      1,292,481
     E.Sun Financial Holding Co., Ltd..................... 15,030,377     10,489,611
#    Eclat Textile Co., Ltd...............................    258,402      2,977,319
     Elite Material Co., Ltd..............................    434,000      1,249,103
     Ennoconn Corp........................................     41,000        508,425
# *  Epistar Corp.........................................  2,139,000      2,653,591
     Eternal Materials Co., Ltd...........................  1,630,591      1,460,795
     Eva Airways Corp.....................................  7,272,592      3,592,907
*    Evergreen Marine Corp. Taiwan, Ltd...................  4,633,008      2,100,939
     Far Eastern New Century Corp.........................  7,623,085      8,140,301
     Far EasTone Telecommunications Co., Ltd..............  2,601,000      6,173,168
     Farglory Land Development Co., Ltd...................    114,393        116,843
     Feng TAY Enterprise Co., Ltd.........................    500,424      2,884,022
     First Financial Holding Co., Ltd..................... 16,076,226     11,058,381
#    FLEXium Interconnect, Inc............................    458,000      1,618,527
     Formosa Chemicals & Fibre Corp.......................  2,951,518     11,644,131
     Formosa Petrochemical Corp...........................  1,719,000      6,775,148
     Formosa Plastics Corp................................  3,678,153     13,544,403

THE EMERGING MARKETS SERIES
CONTINUED

                                                             SHARES     VALUE>>
                                                           ---------- -----------
TAIWAN -- (Continued)
     Formosa Taffeta Co., Ltd.............................  1,264,000 $ 1,339,333
     Foxconn Technology Co., Ltd..........................  1,494,627   3,714,640
     Fubon Financial Holding Co., Ltd.....................  8,817,233  14,628,168
     General Interface Solution Holding, Ltd..............    368,000   2,501,422
*    Genius Electronic Optical Co., Ltd...................     81,000   1,282,278
     Giant Manufacturing Co., Ltd.........................    489,506   2,099,396
#    Gigabyte Technology Co., Ltd.........................    559,000   1,125,349
     Globalwafers Co., Ltd................................    233,000   3,944,293
#    Gourmet Master Co., Ltd..............................    111,840   1,008,507
     HannStar Display Corp................................  7,103,000   2,079,757
#    Highwealth Construction Corp.........................  1,084,190   1,676,983
#    Hiwin Technologies Corp..............................    267,722   2,628,149
     Hon Hai Precision Industry Co., Ltd.................. 13,156,653  36,088,417
#    Hota Industrial Manufacturing Co., Ltd...............    290,235   1,238,176
     Hotai Motor Co., Ltd.................................    390,000   3,395,870
# *  HTC Corp.............................................    399,235     704,484
     Hua Nan Financial Holdings Co., Ltd.................. 12,147,307   7,285,292
#    Innolux Corp......................................... 29,692,241  11,182,902
#    Inventec Corp........................................  5,034,550   4,028,669
     Kenda Rubber Industrial Co., Ltd.....................    805,377     851,742
     King Slide Works Co., Ltd............................     57,000     787,217
     King Yuan Electronics Co., Ltd.......................  1,471,000   1,271,241
     King's Town Bank Co., Ltd............................  1,629,000   1,715,586
     Kinsus Interconnect Technology Corp..................    365,000     657,440
     Largan Precision Co., Ltd............................    133,860  22,540,131
     LCY Chemical Corp....................................    817,123   1,376,751
     Lien Hwa Industrial Corp.............................     76,000      98,146
#    Lite-On Technology Corp..............................  4,435,410   5,829,174
#    Long Chen Paper Co., Ltd.............................  1,312,509   1,154,857
*    Macronix International...............................  2,803,000   3,908,630
#    MediaTek, Inc........................................  1,342,995  11,169,202
     Mega Financial Holding Co., Ltd...................... 18,390,369  16,382,126
#    Merida Industry Co., Ltd.............................    145,287     700,642
     Merry Electronics Co., Ltd...........................    223,000   1,189,287
#    Micro-Star International Co., Ltd....................  1,080,000   3,714,593
     Nan Ya Plastics Corp.................................  4,778,599  13,278,247
     Nanya Technology Corp................................  1,155,010   2,971,631
     Nien Made Enterprise Co., Ltd........................    219,000   1,897,689
     Novatek Microelectronics Corp........................    883,000   4,275,959
#    Parade Technologies, Ltd.............................     82,000   1,249,636
#    Pegatron Corp........................................  4,155,345   9,257,140
     Phison Electronics Corp..............................    250,000   2,077,712
     Pou Chen Corp........................................  6,126,487   6,739,345
     Powertech Technology, Inc............................  2,217,819   6,284,399
     Poya International Co., Ltd..........................     73,275     785,293
     President Chain Store Corp...........................    795,831   8,767,430
     Qisda Corp...........................................  3,366,000   2,513,474
#    Quanta Computer, Inc.................................  4,491,000   7,773,929
     Realtek Semiconductor Corp...........................    728,950   2,937,305
*    Ruentex Development Co., Ltd.........................  1,587,050   1,764,140
#    Ruentex Industries, Ltd..............................  1,064,182   2,040,908
     Shin Kong Financial Holding Co., Ltd................. 13,934,656   5,293,525
#    Silergy Corp.........................................     55,000   1,265,071
     Simplo Technology Co., Ltd...........................    280,000   1,627,486
#    Sino-American Silicon Products, Inc..................  1,338,000   4,607,887
     SinoPac Financial Holdings Co., Ltd.................. 17,276,101   6,498,159
     St Shine Optical Co., Ltd............................     58,000   1,279,328
     Standard Foods Corp..................................    624,418   1,208,658
     Synnex Technology International Corp.................  1,640,343   2,344,374

THE EMERGING MARKETS SERIES
CONTINUED

                                                             SHARES     VALUE>>
                                                           ---------- ------------
TAIWAN -- (Continued)
     Taichung Commercial Bank Co., Ltd....................    166,442 $     55,194
*    TaiMed Biologics, Inc................................    109,000      912,301
     Taishin Financial Holding Co., Ltd................... 15,915,023    7,808,621
     Taiwan Business Bank.................................  6,473,684    2,136,669
#    Taiwan Cement Corp...................................  6,287,291    8,090,578
     Taiwan Cooperative Financial Holding Co., Ltd........ 13,484,278    8,245,857
     Taiwan FamilyMart Co., Ltd...........................     85,000      547,261
#    Taiwan Fertilizer Co., Ltd...........................  1,215,000    1,708,062
*    Taiwan Glass Industry Corp...........................  2,181,374    1,184,418
     Taiwan High Speed Rail Corp..........................  2,031,000    1,650,280
     Taiwan Mobile Co., Ltd...............................  2,215,300    7,638,431
     Taiwan Paiho, Ltd....................................    168,000      348,396
     Taiwan Secom Co., Ltd................................    420,670    1,219,182
     Taiwan Semiconductor Manufacturing Co., Ltd.,
       Sponsored ADR......................................  1,815,491   74,816,384
     Taiwan Semiconductor Manufacturing Co., Ltd.......... 23,066,808  184,435,441
# *  Tatung Co., Ltd......................................  3,317,000    4,239,391
     Teco Electric and Machinery Co., Ltd.................  2,903,000    2,122,160
     Tong Yang Industry Co., Ltd..........................    693,000    1,019,889
# *  TPK Holding Co., Ltd.................................    805,000    1,596,487
     Transcend Information, Inc...........................    353,181      894,735
     Tripod Technology Corp...............................    821,870    2,271,918
     Uni-President Enterprises Corp.......................  6,976,033   18,452,953
#    United Microelectronics Corp......................... 35,268,000   20,197,281
     Vanguard International Semiconductor Corp............    704,000    1,800,200
     Voltronic Power Technology Corp......................     64,350    1,118,043
#    Walsin Lihwa Corp....................................  5,643,000    3,845,053
#    Walsin Technology Corp...............................    393,000    4,475,699
     Wan Hai Lines, Ltd...................................  1,467,800      797,293
#    Win Semiconductors Corp..............................    499,034    2,416,891
#    Winbond Electronics Corp.............................  6,757,407    4,414,867
     Wintek Corp..........................................    604,760        6,778
#    Wistron Corp.........................................  6,562,940    5,077,795
     WPG Holdings, Ltd....................................  2,347,869    3,261,226
#    Yageo Corp...........................................    252,682    6,467,888
     Yuanta Financial Holding Co., Ltd.................... 16,914,806    7,802,619
#    Yulon Motor Co., Ltd.................................    869,000      601,153
     Zhen Ding Technology Holding, Ltd....................  1,297,700    3,060,189
                                                                      ------------
TOTAL TAIWAN..............................................             952,986,818
                                                                      ------------
THAILAND -- (3.0%)
     Advanced Info Service PCL............................  1,483,600    9,007,731
     Airports of Thailand PCL.............................  5,550,300   11,052,221
     Bangchak Corp. PCL...................................  1,453,500    1,529,080
     Bangkok Bank PCL.....................................    207,800    1,299,140
     Bangkok Dusit Medical Services PCL...................  5,314,500    4,233,070
     Bangkok Expressway & Metro PCL....................... 13,894,199    3,487,122
     Bangkok Life Assurance PCL...........................    583,900      579,161
     Banpu PCL............................................  4,609,350    2,923,273
     Banpu Power PCL......................................    837,900      614,510
     Berli Jucker PCL.....................................  1,309,800    2,244,022
     BTS Group Holdings PCL...............................  5,935,700    1,685,974
     Bumrungrad Hospital PCL..............................    402,600    2,196,330
     Carabao Group PCL....................................    298,700      428,702
     Central Pattana PCL..................................  1,717,900    3,911,359
     Central Plaza Hotel PCL..............................  1,091,200    1,434,926
     CH Karnchang PCL.....................................    500,300      398,496
     Charoen Pokphand Foods PCL...........................  7,313,600    5,990,250
     CP ALL PCL...........................................  5,689,600   12,868,723
     Delta Electronics Thailand PCL.......................    710,400    1,489,342

THE EMERGING MARKETS SERIES
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- ------------
THAILAND -- (Continued)
    Electricity Generating PCL...........................    176,800 $  1,227,556
    Energy Absolute PCL..................................  2,027,900    2,179,063
    Esso Thailand PCL....................................  2,616,000    1,124,400
    Global Power Synergy PCL.............................    530,900    1,101,055
    Glow Energy PCL......................................    737,100    2,071,501
    Home Product Center PCL..............................  8,021,113    3,544,045
    Indorama Ventures PCL................................  1,976,800    3,535,305
    Intouch Holdings PCL.................................    716,000    1,210,550
    IRPC PCL............................................. 13,659,000    2,648,048
    Jasmine International PCL............................  5,215,000      846,438
    Kasikornbank PCL.....................................    990,400    6,697,926
    Kasikornbank PCL.....................................     75,400      491,788
    Kiatnakin Bank PCL...................................    753,600    1,642,200
    Krung Thai Bank PCL..................................  6,294,087    3,594,459
    Krungthai Card PCL...................................  1,904,000    1,645,326
    Land & Houses PCL....................................    790,000      284,941
    Land & Houses PCL....................................  2,877,040    1,037,706
    Minor International PCL..............................  2,330,270    2,661,565
    MK Restaurants Group PCL.............................    501,100    1,122,091
    Muangthai Capital PCL................................  1,256,600    1,520,233
    Pruksa Holding PCL...................................  1,867,300    1,150,576
    PTT Exploration & Production PCL.....................  1,900,155    7,910,173
    PTT Global Chemical PCL..............................  2,453,272    6,028,103
    PTT PCL.............................................. 16,434,000   25,315,374
    Ratchaburi Electricity Generating Holding PCL........    661,500    1,023,963
    Robinson PCL.........................................    506,800      963,484
    Siam Cement PCL (The)................................    172,700    2,335,888
    Siam Cement PCL (The)................................    230,100    3,098,431
    Siam City Cement PCL.................................    111,567      798,105
    Siam Commercial Bank PCL (The).......................  1,254,166    5,277,525
    Siam Global House PCL................................  2,170,633    1,135,227
    Srisawad Corp. PCL...................................    619,611      721,669
    Star Petroleum Refining PCL..........................  4,141,000    1,817,211
    Thai Oil PCL.........................................  2,348,200    5,664,053
    Thai Union Group PCL.................................  2,117,640    1,043,862
    Thanachart Capital PCL...............................  1,638,000    2,523,219
    Tisco Financial Group PCL............................    555,600    1,302,579
    TMB Bank PCL......................................... 19,603,800    1,355,237
    Total Access Communication PCL.......................    551,500      679,636
    Total Access Communication PCL.......................  1,459,300    1,798,356
    TPI Polene PCL.......................................  1,277,900       72,979
    TPI Polene Power PCL.................................  1,314,600      239,054
    True Corp. PCL....................................... 23,148,731    4,348,650
    TTW PCL..............................................    581,700      218,553
    VGI Global Media PCL.................................  2,988,700      637,805
    WHA Corp. PCL........................................  9,805,200    1,155,287
                                                                     ------------
TOTAL THAILAND...........................................             186,174,627
                                                                     ------------
TURKEY -- (0.9%)
    Akbank Turk A.S......................................  2,726,782    4,014,921
    Anadolu Efes Biracilik Ve Malt Sanayii A.S...........    238,530    1,003,306
    Arcelik A.S..........................................    280,843      720,518
    Aselsan Elektronik Sanayi Ve Ticaret A.S.............     93,060      512,325
    BIM Birlesik Magazalar A.S...........................    361,723    5,199,101
    Coca-Cola Icecek A.S.................................    163,722      984,819
    Enka Insaat ve Sanayi A.S............................    806,244      799,846
    Eregli Demir ve Celik Fabrikalari TAS................  2,461,933    5,524,697
    Ford Otomotiv Sanayi A.S.............................    126,138    1,513,329
    KOC Holding A.S......................................  1,011,450    2,857,414

THE EMERGING MARKETS SERIES
CONTINUED

                                                            SHARES      VALUE>>
                                                           --------- --------------
TURKEY -- (Continued)
#    Petkim Petrokimya Holding A.S........................ 1,304,636 $    1,179,385
     TAV Havalimanlari Holding A.S........................   393,004      2,320,250
     Tekfen Holding A.S...................................    38,847        153,857
     Tofas Turk Otomobil Fabrikasi A.S....................   212,178        991,667
#    Tupras Turkiye Petrol Rafinerileri A.S...............   248,087      5,435,940
*    Turk Hava Yollari AO................................. 1,457,515      5,129,134
*    Turk Telekomunikasyon A.S............................   802,767        784,327
     Turkcell Iletisim Hizmetleri A.S..................... 1,664,980      4,375,372
#    Turkcell Iletisim Hizmetleri A.S., ADR...............    73,838        479,209
#    Turkiye Garanti Bankasi A.S.......................... 2,586,760      3,732,164
#    Turkiye Halk Bankasi A.S............................. 1,332,954      1,882,753
     Turkiye Is Bankasi, Class C.......................... 2,849,158      2,946,736
     Turkiye Sise ve Cam Fabrikalari A.S.................. 1,716,332      1,744,496
     Turkiye Vakiflar Bankasi TAO......................... 1,893,088      1,586,518
# *  Ulker Biskuvi Sanayi A.S.............................   223,469        793,239
# *  Yapi ve Kredi Bankasi A.S............................ 2,425,128      1,045,363
                                                                     --------------
TOTAL TURKEY..............................................               57,710,686
                                                                     --------------
TOTAL COMMON STOCKS.......................................            5,889,620,506
                                                                     --------------
PREFERRED STOCKS -- (1.8%)
BRAZIL -- (1.7%)
     Banco Bradesco SA.................................... 2,718,984     22,116,693
*    Centrais Eletricas Brasileiras SA, Class B...........   210,346      1,080,508
     Cia Brasileira de Distribuicao.......................   243,459      5,393,551
     Gerdau SA............................................ 1,199,021      5,328,556
     Itau Unibanco Holding SA............................. 4,057,827     48,651,111
     Lojas Americanas SA..................................   497,171      2,402,867
     Petroleo Brasileiro SA............................... 2,860,161     15,027,409
     Telefonica Brasil SA.................................   314,262      3,437,934
     Usinas Siderurgicas de Minas Gerais SA, Class A......   691,700      1,634,663
                                                                     --------------
TOTAL BRAZIL..............................................              105,073,292
                                                                     --------------
CHILE -- (0.0%)
     Embotelladora Andina SA, Class B.....................   202,294        827,897
                                                                     --------------
COLOMBIA -- (0.1%)
     Banco Davivienda SA..................................   175,169      2,163,478
     Bancolombia SA.......................................    30,330        348,367
     Grupo Argos SA.......................................    55,405        333,523
     Grupo Aval Acciones y Valores SA..................... 3,848,843      1,524,624
     Grupo de Inversiones Suramericana SA.................   113,386      1,364,319
                                                                     --------------
TOTAL COLOMBIA............................................                5,734,311
                                                                     --------------
MALAYSIA -- (0.0%)
     SP Setia Bhd Group...................................   407,394         85,188
                                                                     --------------
SOUTH KOREA -- (0.0%)
*    Mirae Asset Daewoo Co., Ltd..........................    59,745        218,655
                                                                     --------------
TOTAL PREFERRED STOCKS....................................              111,939,343
                                                                     --------------
RIGHTS/WARRANTS -- (0.0%)
MALAYSIA -- (0.0%)
*    Sunway Bhd Warrants 10/03/24.........................   121,700         11,227
                                                                     --------------

THE EMERGING MARKETS SERIES
CONTINUED

                                                      SHARES      VALUE>>
                                                    ---------- --------------
   TAIWAN -- (0.0%)
   *      Acer, Inc. Rights 07/06/18...............      5,385 $          123
   *      Hiwin Technologies Corp. Rights 08/31/18.      8,906         14,256
                                                               --------------
   TOTAL TAIWAN....................................                    14,379
                                                               --------------
   TOTAL RIGHTS/WARRANTS...........................                    25,606
                                                               --------------
   TOTAL INVESTMENT SECURITIES.....................             6,001,585,455
                                                               --------------

                                                                  VALUE+
                                                               --------------
   SECURITIES LENDING COLLATERAL -- (2.9%)
   @ (S)  DFA Short Term Investment Fund........... 15,493,508    179,275,374
                                                               --------------
   TOTAL INVESTMENTS -- (100.0%)
      (Cost $4,148,076,008)^^...................               $6,180,860,829
                                                               ==============

ADR     American Depositary Receipt
CP      Certificate Participation.
GDR     Global Depositary Receipt.
P.L.C.  Public Limited Company.
SA      Special Assessment
>>      Securities have generally been fair
        valued. See Security Valuation Note
        within the Notes to Schedules of
        Investments.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
+       See Security Valuation Note within
        the Notes to Schedules of Investments.
@       Security purchased with cash proceeds
        from Securities on Loan.
(S)     Affiliated Fund.
^^      See Federal Tax Cost Note within the
        Notes to Schedules of Investments.

Summary of the Series' investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                   ------------------------------------------------
                     LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                   ------------ ------------ ------- --------------
Common Stocks
   Brazil......... $320,869,389           --   --    $  320,869,389
   Chile..........   84,684,610           --   --        84,684,610
   China..........  278,237,388 $725,313,721   --     1,003,551,109
   Colombia.......   28,100,318           --   --        28,100,318
   Czech Republic.           --   11,362,091   --        11,362,091
   Egypt..........      585,101    6,437,751   --         7,022,852
   Greece.........           --   15,063,957   --        15,063,957
   Hungary........           --   25,329,613   --        25,329,613
   India..........   33,071,903  771,574,854   --       804,646,757
   Indonesia......    4,824,751  147,142,613   --       151,967,364
   Malaysia.......           --  188,499,271   --       188,499,271
   Mexico.........  251,538,489           --   --       251,538,489
   Peru...........   18,546,391           --   --        18,546,391
   Philippines....    1,781,823   76,976,241   --        78,758,064
   Poland.........           --  100,846,843   --       100,846,843
   Russia.........   13,239,989   91,278,770   --       104,518,759
   South Africa...   58,532,527  430,878,250   --       489,410,777
   South Korea....   32,927,239  975,104,482   --     1,008,031,721
   Taiwan.........   86,108,283  866,878,535   --       952,986,818
   Thailand.......  186,174,627           --   --       186,174,627
   Turkey.........      479,209   57,231,477   --        57,710,686
Preferred Stocks
   Brazil.........  105,073,292           --   --       105,073,292
   Chile..........      827,897           --   --           827,897

THE EMERGING MARKETS SERIES
CONTINUED


                          INVESTMENTS IN SECURITIES (MARKET VALUE)
                    ----------------------------------------------------
                       LEVEL 1          LEVEL 2     LEVEL 3     TOTAL
                    --------------   -------------- ------- --------------
   Colombia........ $    5,734,311               --   --    $    5,734,311
   Malaysia........             --   $       85,188   --            85,188
   South Korea.....             --          218,655   --           218,655
Rights/Warrants....
   Malaysia........             --           11,227   --            11,227
   Taiwan..........             --           14,379   --            14,379
Securities Lending
  Collateral.......             --      179,275,374   --       179,275,374
                    --------------   --------------   --    --------------
TOTAL.............. $1,511,337,537   $4,669,523,292   --    $6,180,860,829
                    ==============   ==============   ==    ==============

                     THE EMERGING MARKETS SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2018
                                  (UNAUDITED)

                                                                    SHARES       VALUE>>
                                                                   ---------   -----------
COMMON STOCKS -- (93.6%)
BRAZIL -- (6.3%)
    AES Tiete Energia SA.................................          2,235,597   $ 6,027,827
    AES Tiete Energia SA.................................                878           475
    Aliansce Shopping Centers SA.........................          1,185,766     4,773,646
*   Alliar Medicos A Frente SA...........................            179,700       631,509
    Alupar Investimento SA...............................          1,373,666     5,983,918
    Anima Holding SA.....................................            295,600     1,181,360
    Arezzo Industria e Comercio SA.......................            472,135     5,365,028
*   Azul SA, ADR.........................................            358,114     6,857,883
*   B2W Cia Digital......................................          1,398,184    10,486,477
    Banco ABC Brasil SA..................................             31,590       130,626
*   Biosev SA............................................              2,500         2,198
*   BR Malls Participacoes SA............................          8,118,922    21,523,266
    BR Properties SA.....................................            868,653     2,087,563
*   Brasil Brokers Participacoes SA......................          2,352,967       200,610
    BrasilAgro - Co. Brasileira de Propriedades Agricolas            275,742     1,030,001
    Cia de Locacao das Americas..........................            143,900     1,104,180
    Cia de Saneamento de Minas Gerais-COPASA.............            665,892     7,217,245
    Cia de Saneamento do Parana..........................            416,287     4,937,814
    Cia Energetica de Minas Gerais.......................          1,428,889     2,752,476
    Cia Hering...........................................          1,540,736     6,054,900
    Cia Paranaense de Energia, Sponsored ADR.............            127,664       694,492
    Cia Paranaense de Energia............................            196,200       993,206
*   Cia Siderurgica Nacional SA..........................          6,063,664    14,830,798
*   Construtora Tenda SA.................................            561,135     3,975,323
*   Cosan Logistica SA...................................            817,362     2,243,047
    CSU Cardsystem SA....................................            241,035       475,224
    CVC Brasil Operadora e Agencia de Viagens SA.........            983,527    11,556,108
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes......................................          2,816,667     8,697,725
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes......................................             41,900       111,189
    Dimed SA Distribuidora da Medicamentos...............              1,100        99,643
*   Direcional Engenharia SA.............................          1,273,509     2,347,982
    Duratex SA...........................................          3,250,833     8,817,169
    EcoRodovias Infraestrutura e Logistica SA............          2,475,007     5,143,488
    EDP - Energias do Brasil SA..........................          3,364,514    12,236,063
    Embraer SA, Sponsored ADR............................            261,258     5,342,726
    Energisa SA..........................................            656,380     5,300,636
*   Eneva SA.............................................            436,100     1,452,389
    Equatorial Energia SA................................          1,951,558    31,847,422
    Estacio Participacoes SA.............................          3,217,790    22,247,529
*   Even Construtora e Incorporadora SA..................          2,176,288     2,156,980
    Ez Tec Empreendimentos e Participacoes SA............            784,442     3,619,892
    Fleury SA............................................          1,778,455    12,973,676
    Fras-Le SA...........................................            234,360       305,961
*   Gafisa SA............................................            310,116     1,010,502
    Gafisa SA, ADR.......................................             73,263       478,407
*   Gol Linhas Aereas Inteligentes SA, ADR...............            342,144     2,507,916
    Grendene SA..........................................          2,752,351     5,712,523
    Guararapes Confeccoes SA.............................             83,800     2,137,812
*   Helbor Empreendimentos SA............................          2,569,948       718,953
    Iguatemi Empresa de Shopping Centers SA..............          1,289,095    11,560,743
    Industrias Romi SA...................................             86,800       145,002
    Instituto Hermes Pardini SA..........................            213,858     1,049,547
    International Meal Co. Alimentacao SA, Class A.......          1,369,695     2,663,995
    Iochpe-Maxion SA.....................................          1,163,752     7,146,906
*   JHSF Participacoes SA................................            919,947       262,261

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED



                                                                                        SHARES     VALUE>>
                                                                                       --------- ------------
BRAZIL -- (Continued)
*   JSL SA............................................................................   584,907 $    635,819
*   Kepler Weber SA...................................................................   135,346      375,390
    Light SA..........................................................................   723,407    2,521,025
    Linx SA...........................................................................   781,036    3,864,290
    Localiza Rent a Car SA............................................................ 1,912,234   12,100,167
    Magnesita Refratarios SA..........................................................   371,991    6,794,014
    Mahle-Metal Leve SA...............................................................   500,114    3,664,278
    Marcopolo SA......................................................................   545,400      406,874
*   Marfrig Global Foods SA........................................................... 2,412,440    5,270,564
*   Marisa Lojas SA...................................................................   768,020      906,490
*   Mills Estruturas e Servicos de Engenharia SA...................................... 1,109,308      641,355
*   Minerva SA........................................................................ 1,003,369    2,015,667
    Movida Participacoes SA...........................................................   432,815      669,985
    MRV Engenharia e Participacoes SA................................................. 2,907,560   10,233,359
    Multiplan Empreendimentos Imobiliarios SA......................................... 1,917,750   10,259,883
    Multiplus SA......................................................................   478,484    3,531,294
    Natura Cosmeticos SA..............................................................   183,118    1,419,746
    Odontoprev SA..................................................................... 2,678,521    9,512,878
*   Paranapanema SA................................................................... 2,461,343      826,284
*   Petro Rio SA......................................................................    64,000    1,367,714
    Porto Seguro SA...................................................................   653,043    8,629,988
    Portobello SA.....................................................................   906,451    1,060,219
*   Profarma Distribuidora de Produtos Farmaceuticos SA...............................   140,302      204,848
    QGEP Participacoes SA.............................................................   845,794    3,646,111
    Qualicorp Consultoria e Corretora de Seguros SA................................... 2,251,805   12,029,065
    Restoque Comercio e Confeccoes de Roupas SA.......................................   137,181      955,765
*   RNI Negocios Imobiliarios SA......................................................     4,138        3,627
    Santos Brasil Participacoes SA.................................................... 2,686,440    1,932,536
    Sao Carlos Empreendimentos e Participacoes SA.....................................    82,109      634,418
    Sao Martinho SA................................................................... 1,514,386    7,867,883
    Ser Educacional SA................................................................   537,517    2,533,417
    SLC Agricola SA...................................................................   632,873    8,919,879
    Smiles Fidelidade SA..............................................................   505,800    6,899,784
    Sonae Sierra Brasil SA............................................................   281,046    1,542,522
*   Springs Global Participacoes SA...................................................   125,500      260,811
    Sul America SA.................................................................... 2,893,754   17,015,730
    T4F Entretenimento SA.............................................................   320,600      717,513
*   Technos SA........................................................................   286,300      155,610
*   Tecnisa SA........................................................................ 1,488,036      519,364
    Tegma Gestao Logistica SA.........................................................   328,102    1,555,147
*   Terra Santa Agro SA...............................................................     4,000       10,529
    TOTVS SA..........................................................................   826,626    6,488,266
    TPI - Triunfo Participacoes e Investimentos SA....................................   329,501      150,998
    Transmissora Alianca de Energia Eletrica SA....................................... 2,802,418   15,089,886
    Tupy SA...........................................................................   605,808    3,249,118
    Usinas Siderurgicas de Minas Gerais SA............................................    42,600      138,243
    Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A..   786,475    3,803,192
    Via Varejo SA.....................................................................   205,862      392,165
    Via Varejo SA..................................................................... 1,919,619   10,888,735
*   Vulcabras Azaleia SA..............................................................   601,926      902,897
    Wiz Solucoes e Corretagem de Seguros SA...........................................   539,544    1,135,640
                                                                                                 ------------
TOTAL BRAZIL..........................................................................            477,563,219
                                                                                                 ------------
CHILE -- (1.6%)
    AES Gener SA...................................................................... 4,976,592    1,321,743
    Banvida SA........................................................................    28,774       18,769
    Besalco SA........................................................................ 2,971,715    2,748,771
    CAP SA............................................................................   797,759    8,255,979

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                    SHARES      VALUE>>
                                                                  ----------- ------------
CHILE -- (Continued)
     Cementos BIO BIO SA.......................................       352,724 $    508,834
*    Cia Pesquera Camanchaca SA................................     1,074,292      106,815
*    Cia Sud Americana de Vapores SA...........................   166,163,659    4,893,105
*    Clinica Las Condes SA.....................................         3,190      199,990
     Cristalerias de Chile SA..................................       130,323    1,224,055
     Embotelladora Andina SA, Class B ADR......................        20,423      509,145
     Empresa Nacional de Telecomunicaciones SA.................       697,429    6,582,841
*    Empresas AquaChile SA.....................................     1,490,932      911,971
     Empresas Hites SA.........................................     1,238,776    1,078,049
*    Empresas La Polar SA......................................    19,698,286    1,173,721
     Empresas Lipigas SA.......................................         2,128       19,653
     Engie Energia Chile SA....................................     5,699,945   11,618,952
*    Enjoy SA..................................................     2,562,139      224,980
     Forus SA..................................................       821,357    2,447,026
     Grupo Security SA.........................................     6,907,622    3,287,306
     Hortifrut SA..............................................        36,333      113,088
     Instituto de Diagnostico SA...............................         2,928       10,899
     Inversiones Aguas Metropolitanas SA.......................     3,850,330    6,071,223
     Inversiones La Construccion SA............................       348,530    5,847,590
     Masisa SA.................................................    19,599,481    1,234,216
     Multiexport Foods SA......................................     4,947,927    2,451,677
     Parque Arauco SA..........................................     6,065,705   16,958,426
     PAZ Corp. SA..............................................     1,318,253    2,066,847
     Ripley Corp. SA...........................................     9,123,096    8,583,145
     Salfacorp SA..............................................     3,452,957    5,333,107
     Sigdo Koppers SA..........................................       980,262    1,544,761
*    SMU SA....................................................     1,845,913      549,943
     Sociedad Matriz SAAM SA...................................    38,968,340    3,679,031
     Socovesa SA...............................................     3,136,770    1,647,709
     SONDA SA..................................................     3,608,814    5,489,118
     Vina Concha y Toro SA.....................................     4,493,989    9,668,054
                                                                              ------------
TOTAL CHILE....................................................                118,380,539
                                                                              ------------
CHINA -- (16.1%)
*    21Vianet Group, Inc., ADR.................................       555,733    5,246,120
     361 Degrees International, Ltd............................     5,552,000    1,617,960
     3SBio, Inc................................................     4,617,500    9,851,600
*    500.com, Ltd., Class A ADR................................       130,778    1,830,892
*    51job, Inc., ADR..........................................       117,722   10,803,348
*    A8 New Media Group, Ltd...................................     5,228,000      260,095
     AAG Energy Holdings, Ltd..................................       219,000       42,662
*    Advanced Semiconductor Manufacturing Corp., Ltd., Class H.     1,112,000      113,511
     Ajisen China Holdings, Ltd................................     4,260,000    1,757,363
     AKM Industrial Co., Ltd...................................     2,660,000      442,407
# *  Alibaba Pictures Group, Ltd...............................    54,060,000    6,416,128
     AMVIG Holdings, Ltd.......................................     2,508,000      616,889
     Anhui Expressway Co., Ltd., Class H.......................     2,962,000    1,741,684
# *  Anton Oilfield Services Group.............................    12,730,000    1,879,801
*    Anxin-China Holdings, Ltd.................................    16,347,000      150,369
*    Aowei Holdings, Ltd.......................................     1,833,000      467,504
*    Art Group Holdings, Ltd...................................       320,000       12,017
     Asia Cement China Holdings Corp...........................     3,072,500    2,370,083
# *  Asian Citrus Holdings, Ltd................................     2,314,000       33,166
*    ATA, Inc., ADR............................................           500        2,185
     Ausnutria Dairy Corp., Ltd................................     1,246,000    1,810,090
# *  AVIC International Holding HK, Ltd........................    43,771,722    1,247,835
#    AVIC International Holdings, Ltd., Class H................     1,960,000    1,048,458
     AviChina Industry & Technology Co., Ltd., Class H.........    12,524,000    7,705,054
     BAIOO Family Interactive, Ltd.............................     5,960,000      411,816

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                             SHARES    VALUE>>
                                                           ---------- ----------
CHINA -- (Continued)
     Bank of Chongqing Co., Ltd., Class H.................  2,439,500 $1,553,802
     Bank of Tianjin Co., Ltd., Class H...................     22,500     13,118
*    Bank of Zhengzhou Co., Ltd., Class H.................    105,000     56,549
*    Baofeng Modern International Holdings Co., Ltd.......    234,000     14,646
*    Baoye Group Co., Ltd., Class H.......................  1,758,000  1,019,301
*    Baozun, Inc., Sponsored ADR..........................    136,671  7,906,417
     BBI Life Sciences Corp...............................  1,299,000    483,847
#    BBMG Corp., Class H..................................  1,432,000    564,897
     Beijing Capital International Airport Co., Ltd.,
       Class H............................................  1,002,000  1,141,304
     Beijing Capital Land, Ltd., Class H..................  8,548,500  3,715,462
*    Beijing Enterprises Clean Energy Group, Ltd.......... 53,568,570  1,203,657
*    Beijing Enterprises Environment Group, Ltd...........    625,000     61,503
# *  Beijing Enterprises Medical & Health Group, Ltd...... 30,162,000  1,501,854
#    Beijing Enterprises Water Group, Ltd.................  6,646,000  3,633,478
*    Beijing Gas Blue Sky Holdings, Ltd...................  6,512,000    423,489
     Beijing Jingneng Clean Energy Co., Ltd., Class H.....  9,722,000  2,170,229
#    Beijing North Star Co., Ltd., Class H................  5,912,000  1,925,396
# *  Beijing Properties Holdings, Ltd..................... 10,632,000    542,674
     Beijing Urban Construction Design & Development
       Group Co., Ltd., Class H...........................  2,032,000    922,196
#    Best Pacific International Holdings, Ltd.............  2,128,000    785,630
     BII Railway Transportation Technology Holdings Co.,
       Ltd................................................  2,636,000    175,017
     Billion Industrial Holdings, Ltd.....................     44,000     59,477
*    Bitauto Holdings, Ltd., ADR..........................    175,017  4,256,413
# *  Boer Power Holdings, Ltd.............................  2,768,000    275,345
     Bosideng International Holdings, Ltd................. 20,196,000  3,038,132
# *  Boyaa Interactive International, Ltd.................  3,273,000    905,424
     Brilliant Circle Holdings International, Ltd.........    250,000     30,017
#    BYD Electronic International Co., Ltd................  1,242,500  1,453,600
     C C Land Holdings, Ltd............................... 15,311,015  3,459,643
# *  C.banner International Holdings, Ltd.................  4,867,000    465,411
     Cabbeen Fashion, Ltd.................................  1,566,000    578,635
#    Canvest Environmental Protection Group Co., Ltd......  4,729,000  2,596,953
*    Capital Environment Holdings, Ltd.................... 21,762,000    616,898
*    CAR, Inc.............................................  5,915,000  5,873,136
# *  Carnival Group International Holdings, Ltd........... 26,200,000  1,152,652
     Carrianna Group Holdings Co., Ltd....................  2,031,257    300,124
*    CECEP COSTIN New Materials Group, Ltd................  4,494,000     64,412
#    Central China Real Estate, Ltd.......................  6,545,626  2,992,680
#    Central China Securities Co., Ltd., Class H..........  4,305,000  1,221,103
*    Century Sunshine Group Holdings, Ltd................. 12,725,000    357,024
*    CGN Meiya Power Holdings Co., Ltd....................  9,134,000  1,490,735
     Changshouhua Food Co., Ltd...........................  1,773,000    828,643
     Changyou.com, Ltd., ADR..............................     79,825  1,088,813
#    Chaowei Power Holdings, Ltd..........................  4,529,000  2,246,910
*    Cheetah Mobile, Inc., ADR............................    205,689  1,752,470
*    Chigo Holding, Ltd................................... 20,666,000    208,441
# *  Chiho Environmental Group, Ltd.......................  2,108,000    819,718
     China Aerospace International Holdings, Ltd.......... 17,454,500  1,512,719
     China Agri-Industries Holdings, Ltd.................. 14,885,800  5,909,570
#    China Aircraft Leasing Group Holdings, Ltd...........  1,627,500  1,661,858
#    China All Access Holdings, Ltd.......................  6,278,000    608,825
     China Aluminum Cans Holdings, Ltd....................    432,000     59,550
*    China Animal Healthcare, Ltd.........................  3,671,000    100,830
#    China Animation Characters Co., Ltd..................  5,444,000  1,886,610
#    China Aoyuan Property Group, Ltd.....................  8,910,000  6,550,620
*    China Beidahuang Industry Group Holdings, Ltd........  4,032,000    133,692
     China BlueChemical, Ltd.............................. 12,878,000  4,784,280
# *  China Chengtong Development Group, Ltd...............  2,628,000     98,864
*    China City Infrastructure Group, Ltd.................  1,220,000     59,641

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                             SHARES     VALUE>>
                                                           ---------- -----------
CHINA -- (Continued)
     China Communications Services Corp., Ltd., Class H... 15,302,000 $ 9,700,808
     China Conch Venture Holdings, Ltd....................  4,559,000  17,198,625
     China Datang Corp. Renewable Power Co., Ltd., Class H 15,306,000   2,887,264
*    China Daye Non-Ferrous Metals Mining, Ltd............  7,434,000      64,727
     China Distance Education Holdings, Ltd., ADR.........     22,918     170,968
     China Dongxiang Group Co., Ltd....................... 24,303,985   4,030,550
# *  China Dynamics Holdings, Ltd......................... 10,040,000     148,716
#    China Electronics Huada Technology Co., Ltd..........  5,858,000     597,491
#    China Electronics Optics Valley Union Holding Co.,
       Ltd................................................ 14,592,000     967,057
# *  China Energine International Holdings, Ltd...........  6,166,000     204,628
     China Everbright, Ltd................................  6,106,000  10,793,130
*    China Fiber Optic Network System Group, Ltd..........  9,639,999     161,259
     China Financial Services Holdings, Ltd...............  7,270,000     565,312
#    China Foods, Ltd.....................................  6,744,000   3,522,172
*    China Glass Holdings, Ltd............................  4,632,000     348,750
# *  China Grand Pharmaceutical and Healthcare Holdings,
       Ltd., Class A......................................  4,428,000   2,969,022
*    China Greenfresh Group Co., Ltd......................  2,904,000     440,322
#    China Greenland Broad Greenstate Group Co., Ltd......  5,628,000     644,060
     China Hanking Holdings, Ltd..........................  4,368,000     501,952
#    China Harmony New Energy Auto Holding, Ltd...........  6,001,000   2,522,753
*    China High Precision Automation Group, Ltd...........  1,289,000      37,566
#    China High Speed Transmission Equipment Group Co.,
       Ltd................................................  2,578,000   3,206,248
*    China Huiyuan Juice Group, Ltd.......................  4,929,500     951,477
     China International Marine Containers Group Co.,
       Ltd., Class H......................................     91,300     104,946
*    China ITS Holdings Co., Ltd..........................  2,912,412     109,695
     China Jinmao Holdings Group, Ltd..................... 17,922,300   8,650,904
     China Lesso Group Holdings, Ltd......................  7,387,000   4,537,008
     China Lilang, Ltd....................................  3,484,000   4,256,489
# *  China Logistics Property Holdings Co., Ltd...........    811,000     279,860
# *  China Longevity Group Co., Ltd.......................  1,076,350      35,243
*    China LotSynergy Holdings, Ltd....................... 31,280,000     515,573
     China Machinery Engineering Corp., Class H...........  6,714,000   3,597,082
#    China Maple Leaf Educational Systems, Ltd............  8,268,000   7,098,619
     China Medical System Holdings, Ltd...................  5,765,500   9,873,231
     China Meidong Auto Holdings, Ltd.....................  2,292,000     822,265
#    China Merchants Land, Ltd............................ 11,772,000   1,938,860
*    China Metal Resources Utilization, Ltd...............    172,000     106,227
*    China Minsheng Drawin Technology Group, Ltd..........    500,000      12,691
# *  China Minsheng Financial Holding Corp., Ltd..........  3,870,000     167,779
# *  China Modern Dairy Holdings, Ltd.....................  3,418,000     571,542
     China National Building Material Co., Ltd., Class H.. 29,180,450  31,767,222
#    China New Town Development Co., Ltd.................. 11,720,648     374,563
#    China NT Pharma Group Co., Ltd.......................  5,642,000   1,210,904
*    China Nuclear Energy Technology Corp., Ltd...........  3,192,000     374,761
# *  China Oceanwide Holdings, Ltd........................  4,994,000     255,406
     China Oil & Gas Group, Ltd........................... 32,918,000   2,644,248
*    China Online Education Group, ADR....................      9,684      96,840
#    China Oriental Group Co., Ltd........................  3,590,000   3,122,368
*    China Outfitters Holdings, Ltd.......................     24,000         752
     China Overseas Grand Oceans Group, Ltd............... 12,921,749   4,515,450
     China Overseas Property Holdings, Ltd................ 10,065,000   3,573,870
     China Pioneer Pharma Holdings, Ltd...................  3,489,000   1,000,427
#    China Power Clean Energy Development Co., Ltd........  3,724,999   1,763,148
#    China Power International Development, Ltd........... 31,014,333   7,713,372
*    China Properties Group, Ltd..........................  2,751,000     498,136
*    China Rare Earth Holdings, Ltd.......................  7,810,799     398,311
     China Resources Cement Holdings, Ltd................. 12,254,000  14,009,065
     China Resources Phoenix Healthcare Holdings Co., Ltd.  3,464,000   3,221,522
# *  China Ruifeng Renewable Energy Holdings, Ltd.........  5,192,000     390,857

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- -----------
CHINA -- (Continued)
*    China Rundong Auto Group, Ltd........................    160,000 $    58,242
*    China Saite Group Co., Ltd...........................  2,376,000     154,497
*    China Sandi Holdings, Ltd............................    132,000       7,583
     China Sanjiang Fine Chemicals Co., Ltd...............  5,457,000   1,694,159
     China SCE Property Holdings, Ltd..................... 10,374,200   4,647,149
# *  China Shengmu Organic Milk, Ltd......................  9,512,000     600,803
     China Shineway Pharmaceutical Group, Ltd.............  2,351,200   2,967,288
*    China Silver Group, Ltd..............................  7,396,000   1,085,313
#    China Singyes Solar Technologies Holdings, Ltd.......  4,398,040   1,396,570
#    China South City Holdings, Ltd....................... 23,892,000   4,638,638
     China Starch Holdings, Ltd...........................  7,990,000     236,439
     China Sunshine Paper Holdings Co., Ltd...............  1,908,000     419,405
     China Suntien Green Energy Corp., Ltd., Class H...... 11,172,000   3,602,850
*    China Taifeng Beddings Holdings, Ltd.................  1,336,000      34,468
     China Tian Lun Gas Holdings, Ltd.....................  1,726,500   2,177,041
     China Traditional Chinese Medicine Holdings Co., Ltd. 12,676,000   9,351,006
     China Travel International Investment Hong Kong, Ltd. 16,841,900   6,774,070
# *  China Unienergy Group, Ltd...........................     16,000      24,252
#    China Vast Industrial Urban Development Co., Ltd.....  1,537,000     712,972
     China Water Affairs Group, Ltd.......................  6,786,000   8,907,539
# *  China Water Industry Group, Ltd......................  8,460,000   1,659,905
     China Wood Optimization Holding, Ltd.................  2,576,000     662,721
     China XLX Fertiliser, Ltd............................  2,016,000     865,241
# *  China Yurun Food Group, Ltd..........................  9,997,000   1,289,274
     China ZhengTong Auto Services Holdings, Ltd..........  6,456,000   3,842,793
#    China Zhongwang Holdings, Ltd........................ 11,858,400   5,811,372
     Chinasoft International, Ltd......................... 15,102,000  11,835,227
     Chongqing Machinery & Electric Co., Ltd., Class H....  8,914,000     769,969
*    Chu Kong Petroleum & Natural Gas Steel Pipe
       Holdings, Ltd......................................  2,662,000     223,877
     Chu Kong Shipping Enterprise Group Co., Ltd..........  1,366,000     319,098
     CIFI Holdings Group Co., Ltd......................... 19,426,000  12,690,386
#    CIMC Enric Holdings, Ltd.............................  4,756,000   4,356,493
*    CIMC-TianDa Holdings Co., Ltd........................  9,220,000     353,199
*    CITIC Dameng Holdings, Ltd...........................  6,291,000     401,661
#    CITIC Resources Holdings, Ltd........................ 18,826,600   2,090,608
#    Citychamp Watch & Jewellery Group, Ltd............... 11,676,000   2,484,805
     Clear Media, Ltd.....................................    383,000     230,926
*    Coastal Greenland, Ltd...............................  5,730,000     197,494
*    COFCO Meat Holdings, Ltd.............................  2,181,000     327,961
#    Cogobuy Group........................................  4,806,000   1,988,215
#    Colour Life Services Group Co., Ltd..................  1,883,000   1,945,354
# *  Comba Telecom Systems Holdings, Ltd.................. 10,949,338   1,526,708
*    Comtec Solar Systems Group, Ltd......................  1,970,000      22,831
     Concord New Energy Group, Ltd........................ 40,674,964   1,839,047
     Consun Pharmaceutical Group, Ltd.....................  2,965,000   2,259,015
# *  Coolpad Group, Ltd................................... 20,467,606      88,011
# *  COSCO SHIPPING Development Co., Ltd., Class H........  6,741,000   1,075,865
#    COSCO SHIPPING Energy Transportation Co., Ltd.,
       Class H............................................  9,638,000   4,194,678
#    COSCO SHIPPING International Hong Kong Co., Ltd......  3,777,000   1,415,084
     COSCO SHIPPING Ports, Ltd............................  9,730,469   9,151,419
*    Coslight Technology International Group Co., Ltd.....  1,168,000     424,508
#    Cosmo Lady China Holdings Co., Ltd...................  4,637,000   2,319,349
     CP Pokphand Co., Ltd................................. 42,714,594   4,089,392
#    CPMC Holdings, Ltd...................................  2,311,000   1,037,718
#    CRCC High-Tech Equipment Corp., Ltd., Class H........  3,707,500     878,070
*    CSMall Group, Ltd....................................    214,266      40,823
# *  CSSC Offshore and Marine Engineering Group Co.,
       Ltd., Class H......................................  1,100,000   1,140,311
#    CT Environmental Group, Ltd.......................... 20,000,000   2,500,201
# *  CWT International, Ltd............................... 24,080,000     684,004

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                             SHARES     VALUE>>
                                                           ---------- -----------
CHINA -- (Continued)
*    Cybernaut International Holdings Co., Ltd............  3,760,000 $   119,465
# *  Da Ming International Holdings, Ltd..................    880,000     281,190
*    DaChan Food Asia, Ltd................................  1,523,955      93,241
     Dah Chong Hong Holdings, Ltd.........................  6,350,000   3,019,573
     Dalian Port PDA Co., Ltd., Class H...................  4,738,400     676,941
*    Daphne International Holdings, Ltd...................  7,022,000     313,768
     Dawnrays Pharmaceutical Holdings, Ltd................  3,502,943   2,002,009
# *  DBA Telecommunication Asia Holdings, Ltd.............    876,000       7,321
# *  Differ Group Holding Co., Ltd........................ 11,852,000     903,118
# *  Digital China Holdings, Ltd..........................  7,092,500   3,691,045
# *  Dongfang Electric Corp., Ltd., Class H...............  2,218,000   1,386,340
#    Dongjiang Environmental Co., Ltd., Class H...........  1,269,775   1,901,844
     Dongyue Group, Ltd...................................  5,878,000   4,820,485
# *  Dynagreen Environmental Protection Group Co., Ltd.,
       Class H............................................  3,319,000   1,496,618
# *  Dynasty Fine Wines Group, Ltd........................  1,614,000      55,520
     E-Commodities Holdings, Ltd..........................  8,448,000     550,024
*    eHi Car Services, Ltd., Sponsored ADR................    149,080   1,918,660
     Embry Holdings, Ltd..................................    473,000     157,210
#    Essex Bio-technology, Ltd............................    575,000     468,510
     EVA Precision Industrial Holdings, Ltd...............  5,156,435     565,593
*    EverChina International Holdings Co., Ltd............ 13,120,000     260,902
     Evergreen International Holdings, Ltd................    762,000      49,619
*    Fang Holdings, Ltd., ADR.............................    448,178   1,452,097
#    Fantasia Holdings Group Co., Ltd..................... 16,011,000   2,517,395
     Far East Horizon, Ltd................................ 10,901,000  10,497,489
# *  FDG Electric Vehicles, Ltd........................... 13,080,000     168,881
*    Feiyu Technology International Co., Ltd..............  1,878,000     139,200
# *  First Tractor Co., Ltd., Class H.....................  2,633,176     872,130
*    Forgame Holdings, Ltd................................    282,300     285,616
     Fu Shou Yuan International Group, Ltd................  5,805,000   5,354,933
#    Fufeng Group, Ltd....................................  9,461,600   4,370,331
# *  Fuguiniao Co., Ltd., Class H.........................  2,430,200     225,246
#    Future Land Development Holdings, Ltd................ 13,022,000  11,746,907
# *  GCL New Energy Holdings, Ltd.........................  6,292,000     277,679
*    GCL-Poly Energy Holdings, Ltd........................ 85,046,000   7,498,639
     Gemdale Properties & Investment Corp., Ltd........... 19,344,000   2,001,940
     Genscript Biotech Corp...............................  1,872,000   4,595,222
*    Glorious Property Holdings, Ltd...................... 21,264,501   1,220,562
     Golden Eagle Retail Group, Ltd.......................  3,166,000   3,787,482
     Golden Meditech Holdings, Ltd........................    356,000      40,366
     Golden Throat Holdings Group Co., Ltd................  1,011,500     169,003
     Golden Wheel Tiandi Holdings Co., Ltd................    546,000      53,610
     Goldlion Holdings, Ltd...............................  1,872,962     776,130
     Goldpac Group, Ltd...................................  2,369,000     607,487
# *  GOME Retail Holdings, Ltd............................ 84,442,000   8,961,058
     Good Friend International Holdings, Inc..............    398,667      85,300
#    Grand Baoxin Auto Group, Ltd.........................  3,403,492   1,062,812
*    Greater China Financial Holdings, Ltd................  1,780,000      49,798
     Greatview Aseptic Packaging Co., Ltd.................  7,266,000   4,702,140
     Greenland Hong Kong Holdings, Ltd....................  7,731,000   2,819,316
#    Greentown China Holdings, Ltd........................  5,689,148   6,714,099
     Greentown Service Group Co., Ltd.....................  1,460,000   1,442,658
# *  Ground International Development, Ltd................    355,000      72,052
*    Guangdong Land Holdings, Ltd.........................  4,818,800   1,224,917
     Guangdong Yueyun Transportation Co., Ltd., Class H...  1,380,000     781,678
     Guangshen Railway Co., Ltd., Class H.................  1,002,000     514,200
*    Guodian Technology & Environment Group Corp., Ltd.,
       Class H............................................  4,301,000     238,607
# *  Guolian Securities Co., Ltd., Class H................  1,700,500     522,403
#    Guorui Properties, Ltd...............................  2,921,000     886,719

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                             SHARES     VALUE>>
                                                           ---------- -----------
CHINA -- (Continued)
*    Haichang Ocean Park Holdings, Ltd....................  5,792,000 $ 1,440,354
*    Hailiang Education Group, Inc., ADR..................     25,021   1,980,412
     Haitian International Holdings, Ltd..................  4,300,000  10,109,485
*    Hanergy Thin Film Power Group, Ltd................... 17,084,000      84,462
     Harbin Bank Co., Ltd., Class H.......................  1,594,000     351,676
#    Harbin Electric Co., Ltd., Class H...................  5,515,413   1,685,404
# *  Harmonicare Medical Holdings, Ltd....................  2,403,000     705,309
#    HC Group, Inc........................................  3,777,500   2,122,017
*    Health and Happiness H&H International Holdings, Ltd.  1,402,000  10,405,849
     Henderson Investment, Ltd............................  1,863,000     154,321
*    Heng Tai Consumables Group, Ltd......................  2,515,000     160,496
     Hengdeli Holdings, Ltd............................... 15,133,399     675,644
*    HengTen Networks Group, Ltd..........................  6,412,000     204,701
*    Hi Sun Technology China, Ltd......................... 13,182,000   1,686,511
     Hilong Holding, Ltd..................................  7,044,000     940,940
#    Hisense Kelon Electrical Holdings Co., Ltd., Class H.  2,764,000   2,523,171
     HKC Holdings, Ltd....................................  1,441,577   1,255,747
     HNA Infrastructure Co., Ltd., Class H................    832,000     774,032
*    Honghua Group, Ltd................................... 20,979,000   1,630,169
     Honworld Group, Ltd..................................  1,187,500     571,352
     Hopefluent Group Holdings, Ltd.......................  1,725,670     673,107
     Hopson Development Holdings, Ltd.....................  4,514,000   3,801,269
     HOSA International, Ltd..............................  5,034,000     202,323
*    Hua Han Health Industry Holdings, Ltd................ 25,871,698     327,638
     Hua Hong Semiconductor, Ltd..........................  2,146,000   7,563,004
     Huadian Fuxin Energy Corp., Ltd., Class H............ 18,036,000   4,278,779
     Huadian Power International Corp., Ltd., Class H.....  4,044,000   1,900,526
*    Huajun International Group, Ltd......................     13,720      52,365
     Huaneng Renewables Corp., Ltd., Class H.............. 29,660,000  11,036,238
     Huaxi Holdings Co., Ltd..............................    444,000     117,226
#    Huazhang Technology Holding, Ltd.....................    136,000      60,530
     Huazhong In-Vehicle Holdings Co., Ltd................  1,052,000     194,720
# *  Hydoo International Holding, Ltd.....................  2,570,000     129,316
#    IMAX China Holding, Inc..............................    893,900   2,613,848
     Inner Mongolia Yitai Coal Co., Ltd., Class H.........    224,800     231,103
     Inspur International, Ltd............................    210,000      75,615
#    Jiangnan Group, Ltd.................................. 11,392,000     653,878
#    Jiayuan International Group, Ltd.....................  2,031,816   3,949,340
# *  Jinchuan Group International Resources Co., Ltd......  9,137,000   1,424,645
     Jingrui Holdings, Ltd................................    728,000     296,939
*    JinkoSolar Holding Co., Ltd., ADR....................    170,941   2,370,952
     Jinmao Hotel and Jinmao China Hotel Investments and
       Management, Ltd....................................    356,000     208,638
     JNBY Design, Ltd.....................................    864,500   2,042,693
     Joy City Property, Ltd............................... 18,126,000   2,244,469
     Ju Teng International Holdings, Ltd..................  6,058,000   1,087,517
*    Jumei International Holding, Ltd.....................    102,924     207,906
#    Jutal Offshore Oil Services, Ltd.....................  1,158,000     238,696
     K Wah International Holdings, Ltd....................  6,677,948   3,870,520
*    Kai Yuan Holdings, Ltd............................... 13,400,000     104,608
     Kaisa Group Holdings, Ltd............................ 17,106,000   6,935,483
     Kangda International Environmental Co., Ltd..........  4,426,000     654,323
*    Kasen International Holdings, Ltd....................  4,335,000   1,879,966
     Kinetic Mines and Energy, Ltd........................    312,000      19,559
     Kingboard Holdings, Ltd..............................  3,756,421  13,145,290
     Kingboard Laminates Holdings, Ltd....................  5,858,500   7,030,845
     Kingdee International Software Group Co., Ltd........ 15,099,200  16,782,130
     Kingsoft Corp., Ltd..................................  3,885,000   9,449,934
*    Kong Sun Holdings, Ltd...............................  1,325,000      27,026
     Koradior Holdings, Ltd...............................  1,008,000   1,275,223

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                             SHARES     VALUE>>
                                                           ---------- -----------
CHINA -- (Continued)
# *  KuangChi Science, Ltd................................  6,154,000 $   699,237
     KWG Property Holding, Ltd............................ 10,440,950  11,939,006
*    Labixiaoxin Snacks Group, Ltd........................  1,152,000      88,217
     Lai Fung Holdings, Ltd...............................    614,467     858,643
     Le Saunda Holdings, Ltd..............................  2,049,799     302,716
     Lee & Man Chemical Co., Ltd..........................  1,070,785     860,281
     Lee & Man Paper Manufacturing, Ltd...................  6,488,000   6,321,767
#    Lee's Pharmaceutical Holdings, Ltd...................  1,866,000   2,000,689
*    Leoch International Technology, Ltd..................  2,764,000     285,861
# *  Leyou Technologies Holdings, Ltd.....................  9,420,000   3,906,888
*    Li Ning Co., Ltd..................................... 10,086,000  11,002,901
*    Lianhua Supermarket Holdings Co., Ltd., Class H......  3,238,600     877,230
*    Lifestyle China Group, Ltd...........................  1,736,000     705,966
# *  Lifetech Scientific Corp............................. 16,038,000   4,532,387
*    Link Motion, Inc., Sponsored ADR.....................    690,534     711,250
# *  Lisi Group Holdings, Ltd.............................  1,088,000     130,376
     Livzon Pharmaceutical Group, Inc., Class H...........    919,664   4,333,112
     LK Technology Holdings, Ltd..........................    322,500      47,201
# *  LongiTech Smart Energy Holding, Ltd..................    995,000     233,592
     Lonking Holdings, Ltd................................ 15,020,000   6,902,309
     Luye Pharma Group, Ltd...............................  8,970,500   8,737,610
*    Maanshan Iron & Steel Co., Ltd., Class H............. 13,188,000   7,066,325
     Maoye International Holdings, Ltd....................  8,664,000     818,188
*    MIE Holdings Corp....................................  1,296,000      41,224
#    Min Xin Holdings, Ltd................................    922,000     606,299
*    Mingfa Group International Co., Ltd..................  7,108,000      50,985
*    Mingyuan Medicare Development Co., Ltd...............  6,950,000      38,163
     Minmetals Land, Ltd.................................. 11,150,000   1,892,793
     Minth Group, Ltd.....................................  1,539,000   5,806,962
*    MMG, Ltd............................................. 14,722,999   9,032,809
     MOBI Development Co., Ltd............................  1,014,000     109,937
*    Mobile Internet China Holding, Ltd...................  3,295,000     134,878
#    Modern Land China Co., Ltd...........................  5,786,800     996,870
# *  Munsun Capital Group, Ltd............................  1,398,415      51,769
#    Nan Hai Corp., Ltd................................... 20,550,000     474,938
     Nanjing Panda Electronics Co., Ltd., Class H.........     62,000      21,697
# *  National Agricultural Holdings, Ltd..................  3,114,000      88,512
*    Nature Home Holding Co., Ltd.........................    520,000     107,469
     NetDragon Websoft Holdings, Ltd......................    337,000     710,425
#    New Century Healthcare Holding Co., Ltd..............     50,500      52,089
# *  New Provenance Everlasting Holdings, Ltd............. 10,120,000      45,147
     New Universe Environmental Group, Ltd................    300,000      19,886
*    New World Department Store China, Ltd................  3,567,462     818,868
     Nexteer Automotive Group, Ltd........................  4,627,000   6,602,311
*    Noah Holdings, Ltd., ADR.............................    121,711   6,214,564
# *  North Mining Shares Co., Ltd......................... 87,980,000     515,210
#    NVC Lighting Holdings, Ltd...........................  8,433,000     731,691
# *  O-Net Technologies Group, Ltd........................  2,967,000   1,784,017
# *  Ourgame International Holdings, Ltd..................  1,943,000     191,022
     Overseas Chinese Town Asia Holdings, Ltd.............  1,342,183     590,343
# *  Ozner Water International Holding, Ltd...............  2,638,000     652,039
#    Pacific Online, Ltd..................................  3,033,365     432,858
# *  Panda Green Energy Group, Ltd........................ 16,262,000     839,979
# *  Parkson Retail Group, Ltd............................  8,563,500   1,084,984
#    PAX Global Technology, Ltd...........................  6,424,000   3,091,204
*    Peking University Resources Holdings Co., Ltd........    176,000       6,389
#    Phoenix Media Investment Holdings, Ltd...............  8,454,000     721,910
*    Phoenix New Media, Ltd., ADR.........................    146,073     604,742
     Poly Culture Group Corp., Ltd., Class H..............    628,800     913,913

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                             SHARES      VALUE>>
                                                           ----------- -----------
CHINA -- (Continued)
     Poly Property Group Co., Ltd.........................  15,763,000 $ 6,304,794
#    Pou Sheng International Holdings, Ltd................  15,028,806   2,964,361
     Powerlong Real Estate Holdings, Ltd..................   9,746,000   5,076,429
*    Prosperity International Holdings HK, Ltd............  11,620,000      90,247
*    PW Medtech Group, Ltd................................   5,084,000   1,076,095
#    Q Technology Group Co., Ltd..........................   2,488,000   1,798,439
# *  Qingdao Port International Co., Ltd., Class H........   3,365,000   2,454,328
     Qingling Motors Co., Ltd., Class H...................   4,372,000   1,255,682
#    Qinhuangdao Port Co., Ltd., Class H..................   3,894,500     949,477
# *  Qinqin Foodstuffs Group Cayman Co., Ltd..............      65,000      18,991
     Qunxing Paper Holdings Co., Ltd......................     669,913      32,262
*    Real Gold Mining, Ltd................................     300,500      10,069
#    Redco Group..........................................   6,978,000   4,501,853
# *  Renhe Commercial Holdings Co., Ltd................... 127,643,000   2,522,759
     Renren, Inc., ADR....................................      40,194      81,996
# *  Rentian Technology Holdings, Ltd.....................   2,730,000     111,535
# *  REXLot Holdings, Ltd................................. 105,802,252     283,975
*    Rici Healthcare Holdings, Ltd........................      58,000      13,876
#    Rivera Holdings, Ltd.................................   1,382,000      97,034
     Road King Infrastructure, Ltd........................   1,938,000   3,686,535
# *  Ronshine China Holdings, Ltd.........................   1,747,000   2,133,985
*    Royale Furniture Holdings, Ltd.......................     130,000      10,770
     Sany Heavy Equipment International Holdings Co., Ltd.   7,377,000   2,649,410
*    Scud Group, Ltd......................................   1,876,000      46,607
     Seaspan Corp.........................................     430,472   3,693,450
#    Shandong Chenming Paper Holdings, Ltd., Class H......   3,087,750   2,622,199
     Shandong Weigao Group Medical Polymer Co., Ltd.,
       Class H............................................  11,976,000   9,165,660
     Shandong Xinhua Pharmaceutical Co., Ltd., Class H....   1,518,400     931,688
# *  Shanghai Dasheng Agricultural Finance Technology
       Co., Ltd., Class H.................................  23,272,000     216,687
     Shanghai Dazhong Public Utilities Group Co., Ltd.,
       Class H............................................      87,000      31,786
*    Shanghai Fudan Microelectronics Group Co., Ltd.,
       Class H............................................   1,060,000   1,134,686
     Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co.,
       Ltd., Class H......................................   1,723,000     792,829
     Shanghai Haohai Biological Technology Co., Ltd.,
       Class H............................................     174,400   1,211,970
     Shanghai Industrial Holdings, Ltd....................   3,812,000   8,898,829
#    Shanghai Industrial Urban Development Group, Ltd.....  14,566,000   2,640,707
     Shanghai Jin Jiang International Hotels Group Co.,
       Ltd., Class H......................................   8,524,000   3,072,307
     Shanghai La Chapelle Fashion Co., Ltd., Class H......     139,800     144,068
*    Shanghai Prime Machinery Co., Ltd., Class H..........   5,358,000     805,811
*    Shanghai Zendai Property, Ltd........................  21,220,000     476,010
     Sheen Tai Holdings Grp Co., Ltd......................   2,482,000      60,535
     Shengjing Bank Co., Ltd., Class H....................      62,500      37,808
*    Shengli Oil & Gas Pipe Holdings, Ltd.................   2,272,500      62,025
     Shenguan Holdings Group, Ltd.........................   7,454,000     413,079
     Shenzhen Expressway Co., Ltd., Class H...............   4,760,400   4,311,760
     Shenzhen International Holdings, Ltd.................   7,678,867  14,182,735
#    Shenzhen Investment, Ltd.............................  23,568,643   8,505,133
*    Shougang Concord International Enterprises Co., Ltd..  51,776,000   1,354,044
     Shougang Fushan Resources Group, Ltd.................  18,764,000   4,537,892
     Shui On Land, Ltd....................................  28,643,643   6,697,275
# *  Shunfeng International Clean Energy, Ltd.............  10,264,000     432,035
     Sichuan Expressway Co., Ltd., Class H................   5,366,000   1,717,543
     Sihuan Pharmaceutical Holdings Group, Ltd............  28,512,000   6,152,479
*    Silver Grant International Industries, Ltd...........   6,502,000   1,195,661
#    SIM Technology Group, Ltd............................   1,050,000      41,495
*    Sino Haijing Holdings, Ltd...........................   2,640,000      82,188
     Sino Harbour Holdings Group, Ltd.....................   1,360,000      45,069
# *  Sinofert Holdings, Ltd...............................  18,587,327   2,300,646
     Sino-I Technology, Ltd...............................   3,950,000      32,766
# *  Sinolink Worldwide Holdings, Ltd.....................  17,656,800   1,780,898

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- -----------
CHINA -- (Continued)
#    SinoMedia Holding, Ltd...............................  1,126,000 $   287,614
     Sino-Ocean Group Holding, Ltd........................  9,786,000   5,535,115
     Sinopec Engineering Group Co., Ltd., Class H.........  7,546,000   7,687,784
     Sinopec Kantons Holdings, Ltd........................  7,250,000   3,211,998
#    Sinosoft Technology Group, Ltd.......................  5,669,599   1,917,302
#    Sinotrans Shipping, Ltd..............................  9,567,086   2,501,869
     Sinotrans, Ltd., Class H............................. 14,820,000   6,871,959
#    Sinotruk Hong Kong, Ltd..............................  6,050,000   8,556,589
     Skyfame Realty Holdings, Ltd.........................  6,232,000   4,199,403
     Skyworth Digital Holdings, Ltd....................... 15,097,628   5,913,722
#    SMI Holdings Group, Ltd..............................  6,450,413   1,991,685
     SOHO China, Ltd...................................... 15,316,500   7,213,684
*    Sohu.com, Ltd., ADR..................................    194,172   4,893,134
# *  Sparkle Roll Group, Ltd..............................  6,296,000     249,164
     Springland International Holdings, Ltd...............  5,403,000   1,219,529
# *  SPT Energy Group, Inc................................  5,064,000     458,381
# *  SRE Group, Ltd....................................... 34,584,346     715,282
     SSY Group, Ltd....................................... 13,391,152  12,799,737
# *  Starrise Media Holdings, Ltd.........................  2,410,000     369,704
     Suchuang Gas Corp., Ltd..............................    528,000     187,253
     Summi Group Holdings, Ltd............................  3,872,000     325,757
#    Sun King Power Electronics Group.....................  3,610,000     634,942
*    Suncity Group Holdings, Ltd..........................  1,030,000     205,239
*    Sunshine 100 China Holdings, Ltd.....................    466,000     229,876
#    Symphony Holdings, Ltd...............................  8,260,000   1,179,968
     Tang Palace China Holdings, Ltd......................    440,000      83,609
     Tarena International, Inc., ADR......................    256,026   2,273,511
*    Taung Gold International, Ltd........................ 37,090,000     179,703
     TCL Electronics Holdings, Ltd........................  5,011,347   2,443,530
*    Tech Pro Technology Development, Ltd................. 43,862,000     142,499
# *  Technovator International, Ltd.......................  3,418,000     837,023
     Ten Pao Group Holdings, Ltd..........................  1,296,000     130,792
     Tenfu Cayman Holdings Co., Ltd.......................    244,000     153,363
#    Tenwow International Holdings, Ltd...................  4,336,000     215,127
*    Tesson Holdings, Ltd.................................    162,000      19,793
     Texhong Textile Group, Ltd...........................  2,011,500   3,281,594
#    Tian An China Investment Co., Ltd....................  1,718,000     977,041
     Tian Ge Interactive Holdings, Ltd....................  2,718,000   1,890,014
     Tian Shan Development Holding, Ltd...................  1,742,000     532,910
#    Tiangong International Co., Ltd......................    896,000     181,893
# *  Tianjin Capital Environmental Protection Group Co.,
       Ltd., Class H......................................  2,838,000   1,278,148
     Tianjin Development Holdings, Ltd....................  3,908,000   1,564,016
     Tianjin Port Development Holdings, Ltd............... 14,638,800   1,792,786
     Tianneng Power International, Ltd....................  5,434,048   7,492,285
     Tianyun International Holdings, Ltd..................  1,978,000     292,571
*    Tibet Water Resources, Ltd........................... 12,580,000   4,892,057
     Time Watch Investments, Ltd..........................  1,562,000     214,431
     Tomson Group, Ltd....................................  2,979,054   1,063,862
     Tong Ren Tang Technologies Co., Ltd., Class H........  4,173,000   6,161,427
#    Tongda Group Holdings, Ltd........................... 23,530,000   4,746,009
*    Tongfang Kontafarma Holdings, Ltd....................    186,000       9,955
     Tonly Electronics Holdings, Ltd......................    626,176     607,971
#    Top Spring International Holdings, Ltd...............  1,480,500     497,000
*    Tou Rong Chang Fu Group, Ltd......................... 15,604,000     234,585
     Towngas China Co., Ltd...............................  7,254,657   7,212,623
     TPV Technology, Ltd..................................  5,225,964     533,395
     Trigiant Group, Ltd..................................  3,878,000     593,865
*    Trony Solar Holdings Co., Ltd........................  1,757,000      26,414
#    Truly International Holdings, Ltd....................  8,919,573   1,367,155

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                             SHARES      VALUE>>
                                                           ---------- --------------
CHINA -- (Continued)
#    Tsaker Chemical Group, Ltd...........................    878,000 $      582,227
*    Tuniu Corp., Sponsored ADR...........................    107,057        802,928
     Uni-President China Holdings, Ltd....................  8,237,000      9,537,990
#    United Energy Group, Ltd............................. 39,712,900      5,723,984
#    Universal Medical Financial & Technical Advisory
       Services Co., Ltd..................................  5,613,500      4,551,364
# *  V1 Group, Ltd........................................ 11,489,600        702,634
     Vinda International Holdings, Ltd....................    841,000      1,532,898
     Wanguo International Mining Group, Ltd...............    492,000        109,777
     Wasion Holdings, Ltd.................................  4,144,000      2,217,697
     Weiqiao Textile Co., Class H.........................  2,152,000        909,213
     Wenzhou Kangning Hospital Co., Ltd., Class H.........      2,700         14,526
     West China Cement, Ltd............................... 17,834,000      3,141,804
#    Wisdom Education International Holdings Co., Ltd.....    830,000        742,515
     Wisdom Sports Group..................................  3,653,000        336,291
*    Wison Engineering Services Co., Ltd..................    209,000         32,707
#    Xiabuxiabu Catering Management China Holdings Co.,
       Ltd................................................  1,245,500      2,694,540
     Xiamen International Port Co., Ltd., Class H.........  7,366,000      1,137,024
*    Xinchen China Power Holdings, Ltd....................  3,568,000        365,158
     Xingda International Holdings, Ltd...................  6,496,235      2,064,160
     Xingfa Aluminium Holdings, Ltd.......................    503,000        385,861
     Xinhua Winshare Publishing and Media Co., Ltd.,
       Class H............................................  2,708,103      1,824,075
*    Xinjiang Xinxin Mining Industry Co., Ltd., Class H...  5,127,598        681,218
*    Xinming China Holdings, Ltd..........................    224,000         30,371
#    Xinyi Solar Holdings, Ltd............................ 16,712,000      4,985,048
     Xinyuan Real Estate Co., Ltd., ADR...................     91,583        430,440
     Xtep International Holdings, Ltd.....................  6,006,500      3,776,913
*    Xunlei, Ltd., ADR....................................     32,839        346,123
#    Yadea Group Holdings, Ltd............................  6,110,000      2,366,710
*    Yanchang Petroleum International, Ltd................ 30,720,000        379,381
# *  Yangtze Optical Fibre and Cable Joint Stock, Ltd.
       Co., Class H.......................................  1,018,000      3,942,879
# *  Yashili International Holdings, Ltd..................  5,308,000      1,067,933
     YiChang HEC ChangJiang Pharmaceutical Co., Ltd.,
       Class H............................................    557,200      2,718,659
     Yida China Holdings, Ltd.............................  1,148,000        387,153
     Yihai International Holding, Ltd.....................    457,000      1,038,210
     Yip's Chemical Holdings, Ltd.........................  1,920,000        673,614
     Yirendai, Ltd., ADR..................................    103,132      1,851,219
     Yorkey Optical International Cayman, Ltd.............    396,000         60,607
# *  Youyuan International Holdings, Ltd..................  3,462,070      1,376,534
*    Yuanda China Holdings, Ltd........................... 11,940,000        149,364
*    YuanShengTai Dairy Farm, Ltd.........................  6,459,000        168,889
     Yuexiu Property Co., Ltd............................. 53,226,284     10,123,535
#    Yuexiu Transport Infrastructure, Ltd.................  4,586,018      3,328,927
#    Yunnan Water Investment Co., Ltd., Class H...........  1,871,000        672,775
     Yuzhou Properties Co., Ltd........................... 11,092,120      6,284,701
#    Zhaojin Mining Industry Co., Ltd., Class H...........  8,753,000      7,067,335
     Zhejiang Expressway Co., Ltd., Class H...............  2,608,000      2,215,128
     Zhengzhou Coal Mining Machinery Group Co., Ltd.,
       Class H............................................  1,861,200        842,315
# *  Zhong An Real Estate, Ltd............................ 22,711,800      1,188,550
#    Zhongsheng Group Holdings, Ltd.......................  3,716,000      8,477,926
#    Zhongyu Gas Holdings, Ltd............................  1,820,000      2,057,749
#    Zhou Hei Ya International Holdings Co., Ltd..........  1,045,500        765,667
# *  Zhuguang Holdings Group Co., Ltd.....................  5,110,000        912,341
     Zhuhai Holdings Investment Group, Ltd................  1,800,000        204,335
#    Zoomlion Heavy Industry Science and Technology Co.,
       Ltd., Class H......................................  6,587,400      2,659,555
                                                                      --------------
TOTAL CHINA...............................................             1,225,371,732
                                                                      --------------
COLOMBIA -- (0.3%)
     Almacenes Exito SA...................................  1,630,677      9,161,804
     Bolsa de Valores de Colombia.........................     63,819        264,063

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- -----------
COLOMBIA -- (Continued)
     Celsia SA ESP........................................  1,913,252 $ 2,971,978
     Cementos Argos SA....................................    313,069     996,449
*    CEMEX Latam Holdings SA..............................  1,118,385   2,824,498
     Constructora Conconcreto SA..........................    323,906      78,665
*    Corp. Financiera Colombiana SA.......................    183,306   1,506,784
*    Empresa de Telecomunicaciones de Bogota..............  3,376,051     452,009
     Grupo Nutresa SA.....................................    155,832   1,452,383
     Interconexion Electrica SA ESP.......................    190,390     935,319
     Mineros SA...........................................    115,553      95,545
     Promigas SA ESP......................................     10,240      25,294
                                                                      -----------
TOTAL COLOMBIA............................................             20,764,791
                                                                      -----------
GREECE -- (0.3%)
     Aegean Airlines SA...................................    207,860   1,980,039
     Athens Water Supply & Sewage Co. SA..................    125,722     852,011
     Bank of Greece.......................................    142,242   2,454,079
*    Ellaktor SA..........................................    801,522   1,630,205
     Fourlis Holdings SA..................................    278,982   1,883,547
*    GEK Terna Holding Real Estate Construction SA........    475,188   2,995,666
     Hellenic Exchanges - Athens Stock Exchange SA........    437,421   2,396,681
*    Iaso SA..............................................    528,264     494,489
*    Intracom Holdings SA.................................    664,642     443,401
*    Intralot SA-Integrated Lottery Systems & Services....    848,730     685,964
*    LAMDA Development SA.................................     92,510     668,870
*    Marfin Investment Group Holdings SA..................  5,032,612     597,687
     Mytilineos Holdings SA...............................    517,429   5,203,181
     Piraeus Port Authority SA............................     42,172     840,529
     Sarantis SA..........................................    187,696   1,537,605
     Terna Energy SA......................................    257,713   1,693,543
                                                                      -----------
TOTAL GREECE..............................................             26,357,497
                                                                      -----------
HONG KONG -- (0.0%)
# *  Sino Oil And Gas Holdings, Ltd....................... 79,417,766     313,905
                                                                      -----------
HUNGARY -- (0.1%)
#    CIG Pannonia Life Insurance P.L.C., Class A..........    176,770     276,592
     Magyar Telekom Telecommunications P.L.C..............  1,698,362   2,448,391
     Richter Gedeon Nyrt..................................    221,459   4,002,307
                                                                      -----------
TOTAL HUNGARY.............................................              6,727,290
                                                                      -----------
INDIA -- (13.1%)
*    3i Infotech, Ltd.....................................    918,152      48,250
*    3M India, Ltd........................................      6,639   2,259,680
*    5Paisa Capital, Ltd..................................     38,558     198,919
     8K Miles Software Services, Ltd......................     83,617     351,353
     Aarti Drugs, Ltd.....................................     18,433     150,595
     Aarti Industries.....................................    196,430   3,512,269
*    Aban Offshore, Ltd...................................    137,519     220,660
     Abbott India, Ltd....................................     15,291   1,707,061
     Accelya Kale Solutions, Ltd..........................      3,300      52,059
     Adani Enterprises, Ltd...............................    303,642     865,226
*    Adani Power, Ltd.....................................  6,769,452   3,086,937
*    Adani Transmissions, Ltd.............................    523,322   1,291,325
*    Aditya Birla Capital, Ltd............................    515,058   1,102,388
*    Aditya Birla Fashion and Retail, Ltd.................    696,764   1,432,214
     Advanced Enzyme Technologies, Ltd....................    119,436     366,483
     Aegis Logistics, Ltd.................................    829,565   2,885,684
     Agro Tech Foods, Ltd.................................     75,356     708,258

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
INDIA -- (Continued)
*   Ahluwalia Contracts India, Ltd.......................    22,167 $   106,319
    AIA Engineering, Ltd.................................   240,532   5,790,728
*   Ajanta Pharma, Ltd...................................   227,026   3,765,152
    Akzo Nobel India, Ltd................................    76,771   2,079,014
    Alembic Pharmaceuticals, Ltd.........................   452,198   3,702,858
    Alembic, Ltd.........................................   625,263     376,964
    Alkyl Amines Chemicals...............................    21,001     194,424
*   Allahabad Bank....................................... 1,230,427     819,701
    Allcargo Logistics, Ltd..............................   442,806     775,744
    Amara Raja Batteries, Ltd............................   270,298   3,264,084
*   Amtek Auto, Ltd......................................   217,501      26,083
    Anant Raj, Ltd.......................................   823,171     530,244
*   Andhra Bank.......................................... 1,351,886     693,791
    Andhra Sugars, Ltd. (The)............................    28,418     157,724
    Apar Industries, Ltd.................................    98,495     891,480
    APL Apollo Tubes, Ltd................................    38,199     909,811
    Apollo Hospitals Enterprise, Ltd.....................   350,445   4,878,722
    Apollo Tyres, Ltd.................................... 2,135,080   9,161,047
    Aptech, Ltd..........................................   111,411     416,115
    Arvind, Ltd.......................................... 1,187,910   7,298,880
    Asahi India Glass, Ltd...............................   461,599   2,259,248
    Ashiana Housing, Ltd.................................   240,932     471,574
    Ashoka Buildcon, Ltd.................................   526,593   1,135,220
    Asian Granito India, Ltd.............................    40,101     175,124
    Astra Microwave Products, Ltd........................    63,332      94,110
    Astral Polytechnik, Ltd..............................   118,445   1,941,330
*   AstraZeneca Pharma India, Ltd........................    19,541     437,674
    Atul, Ltd............................................    70,294   2,924,386
    Automotive Axles, Ltd................................    32,759     585,883
    Avanti Feeds, Ltd....................................   214,887   1,520,027
    Bajaj Corp., Ltd.....................................   461,781   2,785,392
    Bajaj Electricals, Ltd...............................   255,255   2,279,845
*   Bajaj Hindusthan Sugar, Ltd.......................... 2,965,216     285,783
    Bajaj Holdings & Investment, Ltd.....................   122,431   5,191,446
    Balaji Amines, Ltd...................................    62,454     531,181
    Balaji Telefilms, Ltd................................   222,789     376,311
    Balkrishna Industries, Ltd...........................   564,402   9,937,097
*   Ballarpur Industries, Ltd............................ 1,650,595     235,097
    Balmer Lawrie & Co., Ltd.............................   346,267   1,113,245
    Balrampur Chini Mills, Ltd........................... 1,210,655   1,287,535
    Banco Products India, Ltd............................   152,996     458,135
*   Bank of India........................................   557,528     768,934
*   Bank of Maharashtra..................................   654,671     126,776
    Bannari Amman Sugars, Ltd............................    14,297     298,808
    BASF India, Ltd......................................    87,802   2,480,957
    Bata India, Ltd......................................   261,464   3,471,198
    Bayer CropScience, Ltd...............................     6,694     434,472
    BEML, Ltd............................................    88,134   1,158,487
    Berger Paints India, Ltd............................. 1,267,554   5,840,284
*   BF Utilities, Ltd....................................   103,144     497,833
    Bhansali Engineering Polymers, Ltd...................   546,189   1,155,117
*   Bharat Financial Inclusion, Ltd......................   367,223   6,545,588
    Bharat Forge, Ltd....................................   103,384     971,317
    Bharat Rasayan, Ltd..................................     2,339     259,126
    Biocon, Ltd.......................................... 1,189,311  10,152,866
    Birla Corp., Ltd.....................................   167,366   1,906,272
*   BL Kashyap & Sons, Ltd...............................    99,300      47,889
    Bliss Gvs Pharma, Ltd................................   354,023     886,657
    BLS International Services, Ltd......................    20,214      52,128

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
INDIA -- (Continued)
    Blue Dart Express, Ltd...............................    34,285 $ 1,846,428
    Blue Star, Ltd.......................................   226,648   2,226,215
    Bodal Chemicals, Ltd.................................   337,293     635,740
    Bombay Dyeing & Manufacturing Co., Ltd...............   665,840   2,533,381
*   Bombay Rayon Fashions, Ltd...........................    68,756      20,133
    Brigade Enterprises, Ltd.............................   311,064     893,552
    BSE, Ltd.............................................    25,875     299,964
    Can Fin Homes, Ltd...................................   252,875   1,234,507
    Canara Bank..........................................   488,422   2,035,662
    Capital First, Ltd...................................   216,844   1,729,077
    Caplin Point Laboratories, Ltd.......................   122,059     809,798
    Carborundum Universal, Ltd...........................   400,972   2,144,063
    Care Ratings, Ltd....................................   145,523   2,647,161
    Castrol India, Ltd...................................   366,997     934,775
    CCL Products India, Ltd..............................   448,823   1,737,150
    Ceat, Ltd............................................   160,822   3,253,523
    Century Plyboards India, Ltd.........................   576,154   2,112,398
    Cera Sanitaryware, Ltd...............................    29,523   1,160,564
    CESC, Ltd............................................   609,999   8,444,086
*   CG Power and Industrial Solutions, Ltd............... 3,403,119   3,165,152
    Chambal Fertilizers & Chemicals, Ltd................. 1,130,592   2,415,145
    Chennai Petroleum Corp., Ltd.........................   356,359   1,654,230
    Chennai Super Kings Cricket, Ltd..................... 1,658,632      10,203
    Cholamandalam Investment and Finance Co., Ltd........    27,867     582,302
    City Union Bank, Ltd................................. 1,310,923   3,305,843
    Clariant Chemicals India, Ltd........................    44,915     267,403
*   Coffee Day Enterprises, Ltd..........................   241,630     940,468
    Coromandel International, Ltd........................   571,426   3,572,965
*   Corp. Bank........................................... 1,304,019     530,837
    Cox & Kings, Ltd.....................................   791,270   2,502,241
    CRISIL, Ltd..........................................   118,277   3,106,133
    Crompton Greaves Consumer Electricals, Ltd........... 3,447,501  12,220,723
    Cyient, Ltd..........................................   403,145   4,121,285
    Dalmia Bharat, Ltd...................................   137,480   5,333,772
*   DB Corp., Ltd........................................   161,644     554,085
*   DB Realty, Ltd.......................................   704,709     366,575
    DCB Bank, Ltd........................................ 1,573,927   3,773,950
    DCM Shriram, Ltd.....................................   305,718   1,475,008
*   DCW, Ltd.............................................   118,398      39,324
    Deepak Fertilisers & Petrochemicals Corp., Ltd.......   233,813     944,577
    Deepak Nitrite, Ltd..................................   298,284   1,047,774
    Delta Corp., Ltd.....................................   661,802   2,471,985
*   DEN Networks, Ltd....................................   327,025     245,110
*   Dena Bank............................................ 1,251,365     295,349
    Dewan Housing Finance Corp., Ltd..................... 1,129,295   9,929,327
    DFM Foods, Ltd.......................................     7,632     122,716
    Dhampur Sugar Mills, Ltd.............................   159,357     197,953
    Dhanuka Agritech, Ltd................................    48,000     387,589
    Dilip Buildcon, Ltd..................................   164,084   1,943,388
*   Dish TV India, Ltd................................... 3,416,870   3,281,623
*   Dishman Carbogen Amcis, Ltd..........................   699,600   2,627,321
    Dr Lal PathLabs, Ltd.................................   104,610   1,430,184
*   Dredging Corp. of India, Ltd.........................    22,728     163,508
*   Dynamatic Technologies, Ltd..........................     8,983     218,318
    eClerx Services, Ltd.................................   146,026   2,757,502
    Edelweiss Financial Services, Ltd.................... 1,474,809   6,709,502
*   EID Parry India, Ltd.................................   533,750   1,785,486
    EIH, Ltd............................................. 1,027,752   2,537,637
    Electrosteel Castings, Ltd...........................   761,096     245,057

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
INDIA -- (Continued)
    Elgi Equipments, Ltd.................................    360,052 $ 1,523,901
    Endurance Technologies, Ltd..........................     15,397     314,680
    Engineers India, Ltd.................................  1,441,534   2,864,733
    Entertainment Network India, Ltd.....................     68,042     714,637
*   Eros International Media, Ltd........................    280,262     483,414
    Escorts, Ltd.........................................    580,021   7,872,231
    Essel Propack, Ltd...................................    839,855   1,283,430
*   Eveready Industries India, Ltd.......................    338,702   1,184,326
*   Excel Crop Care, Ltd.................................      4,882     314,544
    Exide Industries, Ltd................................  1,512,540   6,201,015
    FDC, Ltd.............................................    442,091   1,548,722
    Federal Bank, Ltd....................................  8,420,553  10,981,765
*   Federal-Mogul Goetze India, Ltd......................     82,059     529,665
    FIEM Industries, Ltd.................................     22,301     254,544
    Finolex Cables, Ltd..................................    756,956   6,834,289
    Finolex Industries, Ltd..............................    304,705   2,537,983
*   Firstsource Solutions, Ltd...........................  1,861,967   1,958,993
*   Fortis Healthcare, Ltd...............................  2,321,065   4,740,406
*   Future Consumer, Ltd.................................    279,117     194,972
    Future Enterprises, Ltd..............................    791,059     432,743
    Future Lifestyle Fashions, Ltd.......................    111,982     687,954
*   Future Retail, Ltd...................................    334,459   2,614,706
    Gabriel India, Ltd...................................    427,459     913,162
    Garware Wall Ropes, Ltd..............................     53,803     913,614
    Gateway Distriparks, Ltd.............................    681,275   1,656,659
    Gati, Ltd............................................    273,618     423,493
*   Gayatri Highways, Ltd................................    297,572      15,185
*   Gayatri Projects, Ltd................................    297,572     885,861
    GE Power India, Ltd..................................    119,768   1,418,526
    GE T&D India, Ltd....................................    201,758     822,788
    Genus Power Infrastructures, Ltd.....................     55,804      34,208
    Geojit Financial Services, Ltd.......................    280,174     345,262
    GHCL, Ltd............................................    201,230     729,288
    GIC Housing Finance, Ltd.............................    106,535     550,908
    Gillette India, Ltd..................................     19,057   1,864,565
    GlaxoSmithKline Pharmaceuticals, Ltd.................      6,962     322,074
    Glenmark Pharmaceuticals, Ltd........................    549,552   4,686,490
    GM Breweries, Ltd....................................     37,452     391,732
*   GMR Infrastructure, Ltd.............................. 17,980,648   4,680,915
    GOCL Corp., Ltd......................................     46,790     273,217
*   Godawari Power and Ispat, Ltd........................     56,529     348,267
    Godfrey Phillips India, Ltd..........................     86,998   1,011,531
    Godrej Industries, Ltd...............................    427,378   4,061,085
*   Godrej Properties, Ltd...............................    347,974   3,631,045
    Granules India, Ltd..................................    456,902     690,400
    Graphite India, Ltd..................................    308,144   4,588,974
    Grasim Industries, Ltd...............................    367,899   5,509,181
    Great Eastern Shipping Co., Ltd. (The)...............    519,462   2,290,511
    Greaves Cotton, Ltd..................................    568,315   1,212,730
    Greenply Industries, Ltd.............................    201,099     623,579
    Grindwell Norton, Ltd................................    100,363     738,399
    GRUH Finance, Ltd....................................  1,261,788   5,963,875
*   GTL Infrastructure, Ltd..............................    938,311      19,807
    Gujarat Alkalies & Chemicals, Ltd....................    184,454   1,443,926
    Gujarat Ambuja Exports, Ltd..........................    261,578     832,634
    Gujarat Fluorochemicals, Ltd.........................    224,424   2,480,467
    Gujarat Gas, Ltd.....................................    317,958   3,680,298
    Gujarat Industries Power Co., Ltd....................    320,510     440,369
    Gujarat Mineral Development Corp., Ltd...............    803,287   1,344,981

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
INDIA -- (Continued)
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd..   325,771 $ 1,979,530
    Gujarat Pipavav Port, Ltd............................ 1,223,530   2,073,240
    Gujarat State Fertilizers & Chemicals, Ltd...........   969,096   1,661,595
    Gujarat State Petronet, Ltd.......................... 1,231,854   3,559,528
    Gulf Oil Lubricants India, Ltd.......................    98,950   1,276,162
*   GVK Power & Infrastructure, Ltd...................... 5,697,372     940,520
*   Hathway Cable & Datacom, Ltd......................... 2,392,287     594,804
    Hatsun Agro Products, Ltd............................    54,004     516,021
*   Hatsun Agro Products, Ltd............................     3,375      25,834
    HBL Power Systems, Ltd...............................   601,914     315,315
*   HealthCare Global Enterprises, Ltd...................    91,605     374,070
    HEG, Ltd.............................................    36,273   2,291,504
    HeidelbergCement India, Ltd..........................   547,065   1,279,018
    Heritage Foods, Ltd..................................    81,167     734,597
    Hester Biosciences, Ltd..............................     8,083     138,664
    Hexaware Technologies, Ltd........................... 1,144,596   7,791,467
    Hikal, Ltd...........................................   277,009     586,431
    HIL, Ltd.............................................    14,111     435,014
*   Himachal Futuristic Communications, Ltd.............. 3,834,328   1,458,541
    Himadri Speciality Chemical, Ltd.....................   775,051   1,565,142
    Himatsingka Seide, Ltd...............................   258,360   1,100,508
    Hinduja Global Solutions, Ltd........................    48,678     570,816
    Hinduja Ventures, Ltd................................    37,897     333,024
    Hindustan Media Ventures, Ltd........................    25,017      64,986
*   Hindustan Oil Exploration Co., Ltd...................   249,147     497,491
    Honda SIEL Power Products, Ltd.......................    16,776     318,389
    Honeywell Automation India, Ltd......................    13,479   3,885,118
*   Hotel Leela Venture, Ltd.............................   502,398     118,874
*   Housing Development & Infrastructure, Ltd............ 2,366,780     835,714
    HSIL, Ltd............................................   252,622   1,225,820
    HT Media, Ltd........................................   728,149     593,701
    Huhtamaki PPL, Ltd...................................   138,171     549,718
    I G Petrochemicals, Ltd..............................    70,875     471,059
    ICRA, Ltd............................................     2,656     129,659
    IDFC Bank, Ltd....................................... 5,567,262   3,268,917
    IDFC, Ltd............................................ 4,047,736   2,763,033
*   IFB Industries, Ltd..................................    58,678     916,758
*   IFCI, Ltd............................................ 5,290,292   1,331,519
    IIFL Holdings, Ltd................................... 1,460,861  14,323,821
*   IL&FS Transportation Networks, Ltd...................   807,052     492,160
    India Cements, Ltd. (The)............................ 1,593,382   2,726,786
    India Glycols, Ltd...................................    85,907     620,851
    India Nippon Electricals, Ltd........................    14,955     108,437
    Indiabulls Integrated Services, Ltd..................    30,547     218,970
*   Indiabulls Real Estate, Ltd.......................... 1,791,660   3,945,618
    Indiabulls Ventures, Ltd.............................   994,414   8,681,014
    Indiabulls Ventures, Ltd.............................   152,225     744,964
*   Indian Bank..........................................   663,720   3,464,746
    Indian Hotels Co., Ltd. (The)........................ 3,596,183   6,976,038
    Indian Hume Pipe Co., Ltd............................    51,809     217,777
*   Indian Overseas Bank................................. 2,002,490     432,296
    Indo Count Industries, Ltd...........................   435,926     520,030
    Indoco Remedies, Ltd.................................   261,571     777,208
    Indraprastha Gas, Ltd................................ 1,153,187   5,123,338
    INEOS Styrolution India, Ltd.........................    30,905     334,101
    Ingersoll-Rand India, Ltd............................    78,519     589,851
*   Inox Leisure, Ltd....................................   420,743   1,186,759
*   Inox Wind, Ltd.......................................   288,165     386,789
    Insecticides India, Ltd..............................    32,706     364,456

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
INDIA -- (Continued)
*   Intellect Design Arena, Ltd..........................    342,953 $ 1,032,678
*   International Paper APPM, Ltd........................     22,357     114,223
    Ipca Laboratories, Ltd...............................    379,399   4,200,097
    IRB Infrastructure Developers, Ltd...................  1,496,385   4,388,845
    ITD Cementation India, Ltd...........................    361,221     701,355
*   ITI, Ltd.............................................    259,588     342,790
    J Kumar Infraprojects, Ltd...........................    166,672     487,354
    Jagran Prakashan, Ltd................................    777,485   1,328,462
    Jai Corp., Ltd.......................................    360,310     834,524
    Jain Irrigation Systems, Ltd.........................  2,913,946   3,495,344
*   Jaiprakash Associates, Ltd........................... 10,389,053   2,244,751
*   Jaiprakash Power Ventures, Ltd....................... 14,119,051     546,593
*   Jammu & Kashmir Bank, Ltd. (The).....................  2,076,965   1,754,604
    Jamna Auto Industries, Ltd...........................  1,438,050   1,781,193
    Jay Bharat Maruti, Ltd...............................      1,161       7,656
    Jayant Agro-Organics, Ltd............................     23,785      81,597
*   Jaypee Infratech, Ltd................................  3,812,775     256,714
    JB Chemicals & Pharmaceuticals, Ltd..................    212,153     851,831
    JBF Industries, Ltd..................................    189,413      79,650
    JBM Auto, Ltd........................................     21,428     106,036
*   Jet Airways India, Ltd...............................    239,856   1,082,798
    Jindal Poly Films, Ltd...............................    130,599     479,784
    Jindal Saw, Ltd......................................  1,136,957   1,468,835
*   Jindal Stainless Hisar, Ltd..........................    334,099     621,694
*   Jindal Stainless, Ltd................................    475,544     403,152
*   JITF Infralogistics, Ltd.............................     44,336      13,913
    JK Cement, Ltd.......................................    176,801   1,988,512
    JK Lakshmi Cement, Ltd...............................    291,833   1,440,414
*   JK Paper, Ltd........................................    408,155     751,348
    JK Tyre & Industries, Ltd............................    583,112   1,110,077
    JM Financial, Ltd....................................  2,222,702   3,843,354
    JMC Projects India, Ltd..............................     50,166     397,464
    Johnson Controls-Hitachi Air Conditioning India, Ltd.     67,906   2,147,700
*   JSW Energy, Ltd......................................  3,033,012   2,946,844
*   JSW Holdings, Ltd....................................     20,469     570,928
    JTEKT India, Ltd.....................................     75,629     130,000
    Jubilant Foodworks, Ltd..............................    707,466  14,536,339
    Jubilant Life Sciences, Ltd..........................    507,088   5,496,072
*   Just Dial, Ltd.......................................    283,534   2,332,770
    Jyothy Laboratories, Ltd.............................    968,660   3,099,435
    Kajaria Ceramics, Ltd................................    615,390   4,005,539
    Kalpataru Power Transmission, Ltd....................    416,604   2,269,684
    Kalyani Steels, Ltd..................................    113,000     420,925
    Kansai Nerolac Paints, Ltd...........................    369,144   2,562,849
    Karnataka Bank, Ltd. (The)...........................  1,408,714   2,385,497
    Karur Vysya Bank, Ltd. (The).........................  2,710,252   3,972,984
    Kaveri Seed Co., Ltd.................................    254,037   2,271,576
    KCP, Ltd.............................................    278,078     424,855
    KEC International, Ltd...............................    765,014   3,717,723
    KEI Industries, Ltd..................................    256,659   1,682,882
    Kewal Kiran Clothing, Ltd............................      2,328      50,964
*   Kiri Industries, Ltd.................................     84,521     669,628
    Kirloskar Brothers, Ltd..............................    136,214     544,105
    Kirloskar Oil Engines, Ltd...........................    257,475     974,581
    Kitex Garments, Ltd..................................    157,648     270,166
    KNR Constructions, Ltd...............................    245,826     829,620
    Kolte-Patil Developers, Ltd..........................    155,233     602,182
    KPIT Technologies, Ltd...............................  1,273,758   5,525,821
    KPR Mill, Ltd........................................    102,327     977,154

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
INDIA -- (Continued)
    KRBL, Ltd............................................   481,882 $ 2,437,158
    KSB Pumps, Ltd.......................................    40,851     467,191
    L&T Finance Holdings, Ltd............................ 3,495,979   8,990,134
    LA Opala RG, Ltd.....................................   114,294     412,734
    Lakshmi Machine Works, Ltd...........................    26,279   2,933,632
*   Lakshmi Vilas Bank, Ltd. (The).......................   628,630     936,928
*   Lanco Infratech, Ltd................................. 1,206,933      13,239
    Larsen & Toubro Infotech, Ltd........................     3,226      88,443
    Laurus Labs, Ltd.....................................    84,350     561,420
    LEEL Electricals, Ltd................................    18,057      26,695
    LG Balakrishnan & Bros, Ltd..........................    48,800     394,022
    Linde India, Ltd.....................................    99,527     624,953
    LT Foods, Ltd........................................   851,891     739,861
    Lumax Auto Technologies, Ltd.........................     4,975      11,688
    Lumax Industries, Ltd................................     5,659     169,788
    LUX Industries, Ltd..................................    25,911     717,921
    Magma Fincorp, Ltd...................................   301,487     659,586
    Mahanagar Gas, Ltd...................................    59,516     793,766
    Maharashtra Scooters, Ltd............................     4,507     197,592
    Maharashtra Seamless, Ltd............................   210,955   1,472,449
    Mahindra & Mahindra Financial Services, Ltd.......... 1,427,800  10,724,674
*   Mahindra CIE Automotive, Ltd.........................   300,072   1,128,275
    Mahindra Holidays & Resorts India, Ltd...............   321,724   1,354,174
    Mahindra Lifespace Developers, Ltd...................   149,509   1,181,364
    Maithan Alloys, Ltd..................................    48,127     460,724
    Majesco, Ltd.........................................    98,234     655,355
    Man Infraconstruction, Ltd...........................   474,414     331,679
    Manappuram Finance, Ltd.............................. 4,038,173   6,206,047
    Mangalam Cement, Ltd.................................     5,720      20,625
    Mangalore Refinery & Petrochemicals, Ltd.............   196,149     232,183
    Marksans Pharma, Ltd................................. 1,431,414     583,977
    Mastek, Ltd..........................................    51,812     416,068
*   Max Financial Services, Ltd..........................   556,442   4,022,559
*   Max India, Ltd.......................................   960,513   1,137,960
    Mayur Uniquoters, Ltd................................    93,582     581,747
    McLeod Russel India, Ltd.............................   428,479     832,647
    Meghmani Organics, Ltd...............................   661,259     863,430
    MEP Infrastructure Developers, Ltd...................   207,330     176,074
    Mercator, Ltd........................................   755,032     236,878
    Merck, Ltd...........................................    47,301   1,557,071
    Minda Corp., Ltd.....................................   328,802     789,032
    Minda Industries, Ltd................................   242,145   1,432,659
    Mindtree, Ltd........................................   861,247  11,754,705
    Mirza International, Ltd.............................   262,974     387,912
    MM Forgings, Ltd.....................................     5,386      49,121
    MOIL, Ltd............................................   463,242   1,211,614
    Monsanto India, Ltd..................................    47,843   2,031,468
    Monte Carlo Fashions, Ltd............................    18,482     112,767
*   Morepen Laboratories, Ltd............................ 1,524,534     766,653
    Motilal Oswal Financial Services, Ltd................   157,407   2,107,271
    Mphasis, Ltd.........................................   585,835   9,917,934
*   MPS, Ltd.............................................    38,083     294,825
    Multi Commodity Exchange of India, Ltd...............    70,663     910,229
    Munjal Showa, Ltd....................................    39,839     126,670
*   Muthoot Capital Services, Ltd........................    29,465     522,016
    Muthoot Finance, Ltd.................................   697,543   4,112,953
*   Nagarjuna Fertilizers & Chemicals, Ltd...............   688,495     138,944
*   Narayana Hrudayalaya, Ltd............................   162,858     620,070
    Natco Pharma, Ltd....................................   632,486   7,229,698

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
INDIA -- (Continued)
    National Aluminium Co., Ltd.......................... 3,342,747 $ 3,013,294
    National Fertilizers, Ltd............................    87,654      57,595
    Nava Bharat Ventures, Ltd............................   493,710     960,071
    Navin Fluorine International, Ltd....................    93,859     919,576
*   Navkar Corp., Ltd....................................   182,592     349,743
    Navneet Education, Ltd...............................   674,281   1,092,145
    NBCC India, Ltd......................................   505,771     520,795
    NCC, Ltd............................................. 3,509,710   4,752,654
    Nectar Lifesciences, Ltd.............................   189,036      56,474
    NESCO, Ltd...........................................   189,147   1,432,901
*   Network18 Media & Investments, Ltd...................   627,668     399,475
*   Neuland Laboratories, Ltd............................    12,517     123,243
    NIIT Technologies, Ltd...............................   306,008   5,502,622
*   NIIT, Ltd............................................   554,088     769,295
    Nilkamal, Ltd........................................    43,215   1,125,320
    NOCIL, Ltd...........................................   478,848   1,233,908
    NRB Bearings, Ltd....................................   222,408     560,082
    Nucleus Software Exports, Ltd........................    25,272     127,096
    Oberoi Realty, Ltd...................................   747,023   5,370,922
    OCL India, Ltd.......................................    72,208   1,264,537
    Omaxe, Ltd...........................................   335,578   1,100,323
    Orient Cement, Ltd...................................   418,388     765,921
*   Orient Electric, Ltd.................................   307,079     644,727
    Orient Paper & Industries, Ltd.......................   307,079     140,381
    Orient Refractories, Ltd.............................   161,265     495,533
*   Oriental Bank of Commerce............................   588,747     697,794
    Oriental Carbon & Chemicals, Ltd.....................    13,160     223,118
    Page Industries, Ltd.................................    30,001  12,694,303
    Paisalo Digital, Ltd.................................     7,508      33,502
*   Panacea Biotec, Ltd..................................    41,966     141,135
    Panama Petrochem, Ltd................................   126,555     289,002
    Parag Milk Foods, Ltd................................   289,376   1,247,131
*   Patel Engineering, Ltd...............................    96,255      58,753
    PC Jeweller, Ltd.....................................   836,526   1,115,849
    Persistent Systems, Ltd..............................   280,951   3,426,100
    Pfizer, Ltd..........................................    93,188   3,638,486
    Phillips Carbon Black, Ltd...........................   411,098   1,539,524
    Phoenix Mills, Ltd.(The).............................   355,685   3,296,824
    PI Industries, Ltd...................................   441,077   5,202,064
    Poly Medicure, Ltd...................................    54,673     193,955
    Polyplex Corp., Ltd..................................    49,131     318,759
    Power Mech Projects, Ltd.............................    15,464     219,266
    Prabhat Dairy, Ltd...................................   209,252     464,830
    Praj Industries, Ltd.................................   655,281     757,417
*   Prakash Industries, Ltd..............................   430,664     884,622
*   Praxis Home Retail, Ltd..............................       649       1,784
    Prestige Estates Projects, Ltd.......................   744,674   2,747,150
*   Prime Focus, Ltd.....................................   129,887     143,762
*   Prism Johnson, Ltd...................................   621,984     978,379
    PTC India Financial Services, Ltd.................... 1,650,202     455,916
    PTC India, Ltd....................................... 1,758,724   2,130,180
    Puravankara, Ltd.....................................   395,883     610,246
    PVR, Ltd.............................................   158,078   2,558,063
    Quick Heal Technologies, Ltd.........................    63,357     248,021
    Radico Khaitan, Ltd..................................   470,871   3,017,214
    Rain Commodities, Ltd................................   648,863   1,871,222
    Rajesh Exports, Ltd..................................   348,160   2,874,932
    Rallis India, Ltd....................................   493,675   1,443,684
    Ramco Cements, Ltd. (The)............................   473,120   4,970,188

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
INDIA -- (Continued)
    Ramco Industries, Ltd................................   176,508 $  630,435
*   Ramco Systems, Ltd...................................    28,350    150,887
    Ramkrishna Forgings, Ltd.............................    74,892    713,154
*   Ramky Infrastructure, Ltd............................    80,139    209,208
    Rane Holdings, Ltd...................................    15,190    443,403
    Rashtriya Chemicals & Fertilizers, Ltd...............   937,253    978,473
    Ratnamani Metals & Tubes, Ltd........................    67,754    856,768
*   RattanIndia Power, Ltd............................... 5,571,539    305,798
    Raymond, Ltd.........................................   288,179  3,497,326
    Redington India, Ltd................................. 1,869,771  2,942,242
    Relaxo Footwears, Ltd................................   123,006  1,461,468
    Reliance Capital, Ltd................................   946,682  5,813,700
*   Reliance Communications, Ltd......................... 8,508,198  1,819,160
*   Reliance Home Finance, Ltd...........................   983,665    901,503
    Reliance Infrastructure, Ltd.........................   994,174  5,788,939
*   Reliance Power, Ltd.................................. 4,874,656  2,385,151
    Repco Home Finance, Ltd..............................   236,036  2,070,072
    Rico Auto Industries, Ltd............................   148,401    156,241
*   Ruchi Soya Industries, Ltd...........................   200,054     29,382
    Rushil Decor, Ltd....................................     8,003     74,471
    Sadbhav Engineering, Ltd.............................   518,335  2,076,126
    Sadbhav Infrastructure Project, Ltd..................   168,293    267,849
    Sagar Cements, Ltd...................................    15,163    180,515
*   Sanghi Industries, Ltd...............................   343,110    461,317
    Sanghvi Movers, Ltd..................................    38,342    105,270
    Sanofi India, Ltd....................................    42,692  3,729,689
    Sanwaria Consumer, Ltd............................... 1,076,173    210,919
    Sarda Energy & Minerals, Ltd.........................    48,897    282,975
    Saregama India, Ltd..................................    54,353    498,062
    Sasken Technologies, Ltd.............................    40,116    556,719
*   Savita Oil Technologies, Ltd.........................     1,504     28,099
    Schaeffler India, Ltd................................    38,269  2,932,877
    Sequent Scientific, Ltd..............................    15,341     11,713
    SH Kelkar & Co., Ltd.................................   130,662    375,517
    Shankara Building Products, Ltd......................    19,401    464,648
    Shanthi Gears, Ltd...................................     5,154     10,437
    Sharda Cropchem, Ltd.................................    90,177    485,167
    Sharda Motor Industries, Ltd.........................     2,845     94,169
    Shemaroo Entertainment, Ltd..........................    16,694    122,227
    Shilpa Medicare, Ltd.................................   121,313    715,307
*   Shipping Corp. of India, Ltd.........................   975,179    902,650
    Shoppers Stop, Ltd...................................    61,138    498,657
    Shriram City Union Finance, Ltd......................    55,829  1,559,669
*   Shriram EPC, Ltd.....................................   106,141     24,930
    Shriram Transport Finance Co., Ltd...................    29,422    595,481
*   Sical Logistics, Ltd.................................    65,637    166,003
    Simplex Infrastructures, Ltd.........................   113,011    733,442
    Sintex Industries, Ltd............................... 2,414,404    505,855
*   Sintex Plastics Technology, Ltd...................... 3,697,541  2,224,453
*   SITI Networks, Ltd................................... 1,597,465    265,638
    Siyaram Silk Mills, Ltd..............................    27,445    216,501
    SJVN, Ltd............................................ 2,789,192  1,099,647
    SKF India, Ltd.......................................   130,203  3,182,143
    Skipper, Ltd.........................................   171,246    398,322
    SML ISUZU, Ltd.......................................    42,899    493,629
    Sobha, Ltd...........................................   407,373  2,807,961
    Solar Industries India, Ltd..........................   147,717  2,579,336
*   Solara Active Pharma Sciences, Ltd...................    59,568    154,594
    Somany Ceramics, Ltd.................................    41,323    331,697

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
INDIA -- (Continued)
    Sonata Software, Ltd.................................    341,739 $ 1,723,040
    South Indian Bank, Ltd. (The)........................  8,518,803   2,278,360
    Srei Infrastructure Finance, Ltd.....................  1,205,273     942,661
    SRF, Ltd.............................................    122,203   3,082,816
    Srikalahasthi Pipes, Ltd.............................    120,091     365,907
*   Star Cement, Ltd.....................................    183,269     305,884
    Sterlite Technologies, Ltd...........................  1,239,601   6,240,674
    Strides Arcolab, Ltd.................................    353,724   1,987,930
    Subros, Ltd..........................................    107,425     510,394
    Sudarshan Chemical Industries........................    134,385     923,547
*   Sundaram Finance Holdings, Ltd.......................     56,821      97,450
    Sundaram Finance, Ltd................................     57,233   1,248,835
    Sundaram-Clayton, Ltd................................      6,592     402,590
    Sundram Fasteners, Ltd...............................    496,029   4,751,700
    Sunteck Realty, Ltd..................................    283,786   1,700,926
    Suprajit Engineering, Ltd............................    207,211     777,731
    Supreme Industries, Ltd..............................    314,221   5,493,999
    Supreme Petrochem, Ltd...............................    172,445     705,781
    Surya Roshni, Ltd....................................    101,312     515,061
    Sutlej Textiles and Industries, Ltd..................     90,167      69,992
    Suven Life Sciences, Ltd.............................    450,470   1,515,937
*   Suzlon Energy, Ltd................................... 15,310,443   1,746,166
    Swan Energy, Ltd.....................................     76,621     178,916
    Swaraj Engines, Ltd..................................     25,947     681,829
    Symphony, Ltd........................................     62,949     993,664
*   Syndicate Bank.......................................  1,945,418   1,290,309
    Syngene International, Ltd...........................    170,301   1,483,654
    TAKE Solutions, Ltd..................................    388,754   1,148,567
    Tamil Nadu Newsprint & Papers, Ltd...................    173,348     671,394
    Tasty Bite Eatables, Ltd.............................         31       3,712
    Tata Chemicals, Ltd..................................    584,666   5,879,769
    Tata Communications, Ltd.............................    156,112   1,318,708
    Tata Elxsi, Ltd......................................    136,304   2,849,963
    Tata Global Beverages, Ltd...........................  2,794,415  10,097,083
    Tata Metaliks, Ltd...................................     74,899     710,753
    Tata Power Co., Ltd. (The)...........................  1,433,158   1,558,084
    Tata Sponge Iron, Ltd................................     56,229     736,509
*   Tata Teleservices Maharashtra, Ltd...................  4,584,815     331,938
    TCI Express, Ltd.....................................    124,307   1,145,439
*   Techno Electric & Engineering Co., Ltd...............    261,424   1,070,165
    Texmaco Rail & Engineering, Ltd......................    452,037     498,623
    Thermax, Ltd.........................................    237,082   4,051,962
    Thirumalai Chemicals, Ltd............................     32,562     686,956
    Thomas Cook India, Ltd...............................    206,461     786,886
    Thyrocare Technologies, Ltd..........................     55,517     503,702
    TI Financial Holdings, Ltd...........................    526,505   4,783,844
    Tide Water Oil Co India, Ltd.........................      6,814     570,291
    Time Technoplast, Ltd................................    760,995   1,556,278
    Timken India, Ltd....................................    175,867   1,870,502
    Tinplate Co. of India, Ltd. (The)....................    240,675     559,039
    Titagarh Wagons, Ltd.................................    317,621     423,359
    Torrent Pharmaceuticals, Ltd.........................     21,081     469,356
    Torrent Power, Ltd...................................  1,083,411   3,809,603
    Tourism Finance Corp. of India, Ltd..................    205,661     442,132
    Transport Corp. of India, Ltd........................    252,375   1,034,648
    Trent, Ltd...........................................    449,150   2,294,828
    Trident, Ltd.........................................    764,283     622,321
    Triveni Engineering & Industries, Ltd................    461,377     267,091
    Triveni Turbine, Ltd.................................    412,775     692,337

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- ------------
INDIA -- (Continued)
    TTK Prestige, Ltd....................................     29,490 $  2,662,106
    Tube Investments of India, Ltd.......................    539,605    1,955,380
    TV Today Network, Ltd................................    168,008    1,050,125
*   TV18 Broadcast, Ltd..................................  4,315,205    2,981,968
    TVS Srichakra, Ltd...................................     13,507      595,929
*   UCO Bank.............................................  1,375,491      402,095
    Uflex, Ltd...........................................    232,965      918,809
    UFO Moviez India, Ltd................................     38,046      218,623
    Unichem Laboratories, Ltd............................    272,693      909,694
*   Union Bank of India..................................  1,291,040    1,635,368
*   Uniply Industries, Ltd...............................     12,215       12,525
*   Unitech, Ltd......................................... 10,664,431      672,136
    United Breweries, Ltd................................     50,276      811,768
    UPL, Ltd.............................................    220,106    2,064,088
*   V2 Retail, Ltd.......................................     92,038      612,656
    VA Tech Wabag, Ltd...................................    263,438    1,383,363
*   Vaibhav Global, Ltd..................................     52,397      545,975
    Vardhman Textiles, Ltd...............................    144,981    2,540,796
    Venky's India, Ltd...................................     46,730    1,516,465
    Vesuvius India, Ltd..................................      9,930      184,041
    V-Guard Industries, Ltd..............................  1,089,129    3,410,658
    Vijaya Bank..........................................  2,086,443    1,893,078
    Vinati Organics, Ltd.................................     74,867    1,052,863
    Vindhya Telelinks, Ltd...............................     11,936      177,869
    VIP Industries, Ltd..................................    466,160    3,296,066
    Visaka Industries, Ltd...............................     29,339      256,765
    V-Mart Retail, Ltd...................................     40,820    1,443,035
    Voltas, Ltd..........................................    460,967    3,825,039
*   VRL Logistics, Ltd...................................    206,545    1,057,421
    VST Industries, Ltd..................................     30,951    1,230,448
    VST Tillers Tractors, Ltd............................     13,719      440,167
    WABCO India, Ltd.....................................     28,104    2,727,809
    Welspun Corp., Ltd...................................    754,653    1,382,089
    Welspun Enterprises, Ltd.............................    411,154      938,769
    Welspun India, Ltd...................................  2,373,128    1,973,760
    West Coast Paper Mills, Ltd..........................    119,860      485,345
    Wheels India, Ltd....................................      1,724       58,461
    Whirlpool of India, Ltd..............................     86,730    2,201,171
*   Wockhardt, Ltd.......................................    242,161    2,070,122
    Wonderla Holidays, Ltd...............................     80,157      393,127
    Zee Learn, Ltd.......................................    956,093      514,472
*   Zee Media Corp., Ltd.................................    838,464      390,165
    Zensar Technologies, Ltd.............................    115,503    2,081,100
    Zuari Agro Chemicals, Ltd............................     16,783       87,277
*   Zydus Wellness, Ltd..................................     91,576    1,915,389
                                                                     ------------
TOTAL INDIA..............................................             998,671,581
                                                                     ------------
INDONESIA -- (2.8%)
    Ace Hardware Indonesia Tbk PT........................ 56,357,800    5,121,767
    Acset Indonusa Tbk PT................................     65,000       11,543
    Adhi Karya Persero Tbk PT............................ 15,974,788    1,783,493
    Agung Podomoro Land Tbk PT........................... 49,042,500      548,124
    AKR Corporindo Tbk PT................................ 13,583,300    3,972,788
    Alam Sutera Realty Tbk PT............................ 93,166,300    2,067,336
    Aneka Tambang Tbk PT................................. 74,075,391    4,711,955
    Arwana Citramulia Tbk PT............................. 29,196,500      745,528
    Asahimas Flat Glass Tbk PT...........................    978,600      319,718
    Astra Agro Lestari Tbk PT............................  2,953,900    2,228,905
    Astra Graphia Tbk PT.................................  2,211,000      251,393

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES      VALUE>>
                                                          ----------- -----------
INDONESIA -- (Continued)
    Astra Otoparts Tbk PT................................   2,719,300 $   275,492
*   Asuransi Kresna Mitra Tbk PT.........................   6,518,500     329,977
*   Bakrie and Brothers Tbk PT...........................   2,687,525      14,166
*   Bakrie Telecom Tbk PT................................  49,756,298      27,604
*   Bank Artha Graha Internasional Tbk PT................   6,018,100      30,911
*   Bank Bukopin Tbk.....................................  36,050,766   1,060,687
*   Bank Ina Perdana PT..................................   6,533,600     299,172
    Bank Maybank Indonesia Tbk PT........................   5,144,600      80,086
*   Bank Nationalnobu Tbk PT.............................     715,800      45,180
*   Bank Pan Indonesia Tbk PT............................  28,300,400   1,520,067
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT.  22,413,300   3,201,490
    Bank Pembangunan Daerah Jawa Timur Tbk PT............  28,802,100   1,299,811
*   Bank Permata Tbk PT..................................  25,919,802     970,091
    Bank Tabungan Negara Persero Tbk PT..................   4,920,849     805,919
    Bank Tabungan Pensiunan Nasional Tbk PT..............     766,800     205,504
    Barito Pacific Tbk PT................................  15,689,600   1,976,491
    Bekasi Fajar Industrial Estate Tbk PT................  40,667,900     677,643
*   Benakat Integra Tbk PT............................... 133,672,100     538,657
    BFI Finance Indonesia Tbk PT.........................     648,400      27,992
*   Bintang Oto Global Tbk PT............................   1,398,200      60,126
    BISI International Tbk PT............................  16,025,900   1,934,466
    Blue Bird Tbk PT.....................................   2,176,800     396,991
*   Buana Lintas Lautan Tbk PT...........................     653,800       5,665
    Bukit Asam Tbk PT....................................   4,194,100   1,305,475
*   Bumi Resources Tbk PT................................  70,558,100   1,274,893
*   Bumi Teknokultura Unggul Tbk PT......................  60,635,600     534,200
    Catur Sentosa Adiprana Tbk PT........................   2,986,100     117,912
*   Centratama Telekomunikasi Indonesia Tbk PT...........   1,300,300       7,578
    Ciputra Development Tbk PT........................... 109,002,020   7,527,601
*   Citra Marga Nusaphala Persada Tbk PT.................  18,263,702   1,667,130
*   Clipan Finance Indonesia Tbk PT......................   1,482,000      29,536
*   Delta Dunia Makmur Tbk PT............................  35,879,700   1,931,772
    Dharma Satya Nusantara Tbk PT........................   2,071,600      55,445
*   Eagle High Plantations Tbk PT........................ 102,829,300   1,457,250
    Elnusa Tbk PT........................................  31,603,800     779,587
*   Energi Mega Persada Tbk PT...........................  35,456,400     376,475
    Erajaya Swasembada Tbk PT............................  10,697,000   2,316,846
    Fajar Surya Wisesa Tbk PT............................     644,000     356,407
    Gajah Tunggal Tbk PT.................................  13,958,900     644,542
*   Garuda Indonesia Persero Tbk PT......................  45,535,149     720,173
    Global Mediacom Tbk PT...............................  65,455,600   2,045,085
*   Hanson International Tbk PT.......................... 368,126,800   3,348,196
    Harum Energy Tbk PT..................................   7,937,900   1,598,579
    Hexindo Adiperkasa Tbk PT............................     508,500     114,996
*   Holcim Indonesia Tbk PT..............................   6,836,200     367,511
    Impack Pratama Industri Tbk PT.......................     169,800      11,541
    Indah Kiat Pulp & Paper Corp. Tbk PT.................  13,436,900  17,907,120
    Indika Energy Tbk PT.................................  12,820,200   3,206,791
    Indo Tambangraya Megah Tbk PT........................   2,670,000   5,276,846
*   Indofarma Persero Tbk PT.............................      76,200      16,389
    Indomobil Sukses Internasional Tbk PT................     360,400      72,032
    Indosat Tbk PT.......................................   1,415,000     344,556
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT.........  23,354,600   1,327,971
    INOVISI Infracom Tbk PT..............................   1,806,467         188
*   Inti Agri Resources Tbk PT...........................  28,602,000     635,187
*   Intikeramik Alamasri Industri Tbk PT.................  11,263,600     157,939
*   Intiland Development Tbk PT..........................  67,246,032   1,547,644
    Japfa Comfeed Indonesia Tbk PT.......................  41,441,000   6,182,077
    Jaya Real Property Tbk PT............................  14,299,600     629,817

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES     VALUE>>
                                                          ----------- ----------
INDONESIA -- (Continued)
    Kawasan Industri Jababeka Tbk PT..................... 155,903,557 $2,382,781
    KMI Wire & Cable Tbk PT..............................  17,852,200    418,380
*   Krakatau Steel Persero Tbk PT........................  34,945,702    994,301
*   Kresna Graha Investama Tbk PT........................ 110,986,300  5,581,424
    Link Net Tbk PT......................................   6,391,200  1,870,784
*   Lippo Cikarang Tbk PT................................   3,930,000    569,305
    Lippo Karawaci Tbk PT................................ 124,895,000  3,171,793
    Malindo Feedmill Tbk PT..............................   7,226,400    551,361
    Matahari Department Store Tbk PT.....................     516,300    287,989
*   Matahari Putra Prima Tbk PT..........................  10,215,728    179,974
*   Medco Energi Internasional Tbk PT....................  64,505,733  4,432,631
    Media Nusantara Citra Tbk PT.........................  28,370,000  1,941,690
*   Mega Manunggal Property Tbk PT.......................   1,096,800     38,019
    Metrodata Electronics Tbk PT.........................   1,242,800     62,899
    Metropolitan Kentjana Tbk PT.........................       7,900     13,104
*   Minna Padi Investama Sekuritas Tbk PT................      62,900      2,255
    Mitra Adiperkasa Tbk PT..............................  64,112,000  3,939,198
    Mitra Keluarga Karyasehat Tbk PT.....................   7,050,000    977,614
    Mitra Pinasthika Mustika Tbk PT......................   8,057,100    537,256
*   MNC Investama Tbk PT................................. 193,556,400  1,380,435
*   MNC Land Tbk PT......................................   1,031,700     98,227
*   MNC Vision Network PT................................   1,540,200     95,595
    Modernland Realty Tbk PT.............................  85,525,100  1,636,874
*   Multipolar Tbk PT....................................  45,033,900    359,174
*   Multistrada Arah Sarana Tbk PT.......................   6,893,700    152,019
    Nippon Indosari Corpindo Tbk PT......................  19,562,789  1,289,498
*   Nirvana Development Tbk PT...........................  12,056,400     75,095
    Nusantara Infrastructure Tbk PT...................... 108,820,400  1,555,529
    Pabrik Kertas Tjiwi Kimia Tbk PT.....................   3,895,300  3,922,010
*   Pacific Strategic Financial Tbk PT...................   5,979,900    207,834
    Pakuwon Jati Tbk PT..................................  21,268,400    760,392
    Pan Brothers Tbk PT..................................  30,784,400  1,164,365
*   Panin Financial Tbk PT............................... 153,196,100  2,169,093
*   Panin Insurance Tbk PT...............................   8,919,100    627,627
    Panin Sekuritas Tbk PT...............................      31,500      3,493
*   Pelat Timah Nusantara Tbk PT.........................      52,300     15,056
*   Pelayaran Tamarin Samudra Tbk PT.....................   1,882,200    550,824
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT  27,446,700  1,914,229
*   Pool Advista Indonesia Tbk PT........................   9,011,300  3,067,697
    PP Persero Tbk PT....................................  26,675,014  3,852,931
    PP Properti Tbk PT................................... 112,288,500  1,130,562
    Ramayana Lestari Sentosa Tbk PT......................  28,633,300  2,792,221
    Resource Alam Indonesia Tbk PT.......................   2,456,000     59,375
*   Rimo International Lestari Tbk PT.................... 103,602,300    984,295
    Rukun Raharja Tbk PT.................................     986,900     46,538
    Salim Ivomas Pratama Tbk PT..........................  34,647,500  1,149,141
    Sampoerna Agro PT....................................   5,969,300    976,884
    Sawit Sumbermas Sarana Tbk PT........................  20,275,500  1,736,737
*   Sekawan Intipratama Tbk PT...........................   9,367,900     16,241
    Selamat Sempurna Tbk PT..............................  21,783,500  1,904,123
    Semen Baturaja Persero Tbk PT........................  21,982,200  4,910,767
*   Sentul City Tbk PT................................... 177,404,700  1,552,845
*   Siloam International Hospitals Tbk PT................   3,758,350    814,612
    Sinar Mas Agro Resources & Technology Tbk PT.........   1,037,460    278,273
*   Sitara Propertindo Tbk PT............................  30,377,200  1,896,533
*   Smartfren Telecom Tbk PT.............................     425,300      4,805
    Sri Rejeki Isman Tbk PT..............................  69,942,631  1,659,421
    Steel Pipe Industry of Indonesia PT..................   4,808,400     30,366
*   Sugih Energy Tbk PT.................................. 100,457,800    348,328

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES      VALUE>>
                                                           ----------- ------------
INDONESIA -- (Continued)
     Sumber Alfaria Trijaya Tbk PT........................     293,400 $     16,473
     Summarecon Agung Tbk PT..............................  70,624,664    3,754,802
*    Surya Esa Perkasa Tbk PT.............................   2,551,100       44,663
     Surya Semesta Internusa Tbk PT.......................  32,513,600    1,309,948
     Tempo Scan Pacific Tbk PT............................   1,314,400      136,736
*    Tiga Pilar Sejahtera Food Tbk........................  19,238,200      224,134
     Timah Tbk PT.........................................  26,432,514    1,551,851
     Tiphone Mobile Indonesia Tbk PT......................  18,845,000    1,112,617
     Total Bangun Persada Tbk PT..........................  12,766,100      562,576
     Tower Bersama Infrastructure Tbk PT..................   5,926,300    2,159,586
*    Trada Alam Minera Tbk PT............................. 206,255,700    4,154,159
     Trias Sentosa Tbk PT.................................  33,492,700      929,991
*    Truba Alam Manunggal Engineering PT..................  21,316,500        7,391
     Tunas Baru Lampung Tbk PT............................  20,570,900    1,269,850
     Tunas Ridean Tbk PT..................................  12,252,300    1,019,789
     Ultrajaya Milk Industry & Trading Co. Tbk PT.........  15,006,900    1,347,432
     Unggul Indah Cahaya Tbk PT...........................      48,239       11,025
*    Vale Indonesia Tbk PT................................  16,749,600    5,085,054
*    Visi Media Asia Tbk PT...............................  58,082,200      805,617
     Waskita Beton Precast Tbk PT.........................  63,595,900    1,891,242
     Wijaya Karya Beton Tbk PT............................  21,627,800      597,323
     Wijaya Karya Persero Tbk PT..........................  25,733,007    2,770,763
*    XL Axiata Tbk PT.....................................   2,683,700      513,270
                                                                       ------------
TOTAL INDONESIA...........................................              209,859,139
                                                                       ------------

MALAYSIA -- (3.4%)
#    7-Eleven Malaysia Holdings Bhd, Class B..............   2,662,446      970,004
     Aeon Co. M Bhd.......................................   3,731,600    2,091,567
#    AEON Credit Service M Bhd............................     700,000    2,579,162
     AFFIN Bank Bhd.......................................   1,632,220    1,031,942
# *  AirAsia X Bhd........................................  17,602,300    1,605,706
     Ajinomoto Malaysia Bhd...............................      98,000      530,770
     Alliance Bank Malaysia Bhd...........................   3,286,400    3,251,093
     Allianz Malaysia Bhd.................................     143,500      443,459
     Amway Malaysia Holdings Bhd..........................     294,000      545,035
#    Ann Joo Resources Bhd................................     787,050      376,415
     APM Automotive Holdings Bhd..........................     256,900      224,613
     Benalec Holdings Bhd.................................   3,667,000      261,994
# *  Berjaya Assets Bhd...................................   3,662,800      311,407
*    Berjaya Corp. Bhd....................................  23,607,127    1,742,798
     Berjaya Food Bhd.....................................     416,800      153,905
*    Berjaya Land Bhd.....................................   3,930,700      252,247
     Berjaya Sports Toto Bhd..............................   4,343,167    2,522,924
# *  Bermaz Auto Bhd......................................   5,003,600    2,684,836
     BIMB Holdings Bhd....................................   1,490,308    1,457,675
     Bintulu Port Holdings Bhd............................      25,900       34,647
#    Bonia Corp. Bhd......................................   1,427,000      152,862
# *  Borneo Oil Bhd.......................................   6,671,999       98,913
     Boustead Holdings Bhd................................   2,775,328    1,625,741
     Boustead Plantations Bhd.............................   3,337,499    1,051,507
# *  Bumi Armada Bhd......................................  17,512,700    3,079,982
#    Bursa Malaysia Bhd...................................   5,225,900   10,060,667
#    CAB Cakaran Corp. Bhd................................   2,339,700      542,119
     Cahya Mata Sarawak Bhd...............................   3,576,800    2,774,068
     Can-One Bhd..........................................     435,800      262,920
#    Carlsberg Brewery Malaysia Bhd, Class B..............   1,233,800    5,812,730
     CB Industrial Product Holding Bhd....................   2,699,940      836,815
     CCK Consolidated Holdings BHD........................      53,000       12,078
     CCM Duopharma Biotech Bhd............................     444,500      134,822

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES    VALUE>>
                                                           ---------- ----------
MALAYSIA -- (Continued)
     Chin Teck Plantations BHD............................     33,000 $   60,946
     CJ Century Logistics Holdings Bhd, Class B...........  1,140,500    192,518
     Coastal Contracts Bhd................................  1,880,866    536,989
# *  Comfort Glove Bhd....................................    687,200    148,456
     CSC Steel Holdings Bhd...............................    875,500    287,057
     Cypark Resources Bhd.................................  1,086,900    644,623
     D&O Green Technologies Bhd...........................  3,253,600    586,200
     Dagang NeXchange Bhd.................................  9,802,800    993,917
     Daibochi Bhd.........................................    133,056     66,872
#    Datasonic Group Bhd..................................  3,464,100    691,843
*    Dayang Enterprise Holdings Bhd.......................  2,370,596    414,255
#    DRB-Hicom Bhd........................................  6,344,200  3,475,812
     Dutch Lady Milk Industries Bhd.......................    141,900  2,337,998
#    Eastern & Oriental Bhd...............................  6,188,047  2,332,778
*    Eco World Development Group Bhd......................  7,216,700  2,222,009
*    Eco World International Bhd..........................     65,800     18,496
#    Econpile Holdings Bhd................................  4,724,750  1,053,749
#    Ekovest BHD..........................................  8,251,950  1,536,608
     Engtex Group Bhd.....................................    448,700    121,666
     Evergreen Fibreboard Bhd.............................  4,241,250    533,169
     FAR East Holdings BHD................................     61,500    184,604
#    FGV Holdings Bhd..................................... 10,758,000  4,589,747
     Frontken Corp. Bhd...................................    283,400     37,981
     Gabungan AQRS Bhd....................................  1,795,500    618,623
     Gadang Holdings Bhd..................................  2,590,300    478,806
#    Gas Malaysia Bhd.....................................  1,164,100    845,414
#    George Kent Malaysia Bhd.............................  2,877,400  1,018,057
#    Globetronics Technology Bhd..........................  4,241,673  2,613,186
     Glomac Bhd...........................................  3,140,280    352,478
#    Guan Chong Bhd.......................................     22,600      9,922
#    GuocoLand Malaysia Bhd...............................  1,578,400    360,562
     Hai-O Enterprise Bhd.................................  1,274,320  1,381,129
     HAP Seng Consolidated Bhd............................  1,623,840  3,920,128
     Hap Seng Plantations Holdings Bhd....................  1,282,700    719,703
     Heineken Malaysia Bhd................................    965,000  5,384,249
#    Hengyuan Refining Co. Bhd............................    846,300  1,419,513
#    HeveaBoard Bhd.......................................  3,041,200    644,544
*    Hiap Teck Venture Bhd................................  6,882,600    646,113
# *  Hibiscus Petroleum Bhd...............................  7,647,500  1,815,633
     Hock Seng LEE Bhd....................................  1,313,408    443,281
     Hong Leong Industries Bhd............................    622,600  1,668,686
#    HSS Engineers Bhd....................................    717,000    131,643
     Hua Yang Bhd.........................................  1,783,866    216,750
*    Hume Industries Bhd..................................    281,872     72,046
     Hup Seng Industries Bhd..............................  1,433,633    380,967
     I-Bhd................................................  2,260,900    298,150
     IGB Bhd..............................................    604,277    434,549
     IJM Plantations Bhd..................................  1,595,400    911,982
#    Inari Amertron Bhd...................................  9,366,645  5,656,917
     Inch Kenneth Kajang Rubber P.L.C.....................  1,045,300    172,293
     Insas Bhd............................................  3,987,881    883,868
*    Iris Corp. Bhd....................................... 16,133,500    598,440
# *  Iskandar Waterfront City Bhd.........................  3,063,100    592,932
# *  JAKS Resources Bhd...................................  2,581,000    674,754
#    Jaya Tiasa Holdings Bhd..............................  3,143,327    530,072
#    JCY International Bhd................................  3,967,600    258,658
#    JHM Consolidation Bhd................................    187,700     55,615
#    Karex Bhd............................................  2,710,149    547,087
     Keck Seng Malaysia Bhd...............................    858,750    850,023

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES    VALUE>>
                                                           ---------- ----------
MALAYSIA -- (Continued)
     Kenanga Investment Bank Bhd..........................  1,871,360 $  350,617
     Kerjaya Prospek Group Bhd............................  1,880,580    708,126
     Kesm Industries Bhd..................................     68,400    287,283
     Kian JOO CAN Factory Bhd.............................  1,801,180  1,170,527
     Kim Loong Resources Bhd..............................  1,032,880    353,501
#    Kimlun Corp. Bhd.....................................    706,409    269,374
# *  KNM Group Bhd........................................ 13,729,780    676,336
     Kossan Rubber Industries.............................  5,879,200  6,356,192
#    KPJ Healthcare Bhd................................... 22,634,300  5,845,685
#    Kretam Holdings Bhd..................................  4,653,800    481,130
# *  KSL Holdings Bhd.....................................  4,585,518  1,004,588
     Kumpulan Fima BHD....................................    880,850    372,477
     Kumpulan Perangsang Selangor Bhd.....................  1,701,646    812,506
*    Kwantas Corp. BHD....................................    181,100     56,141
*    Lafarge Malaysia Bhd.................................  1,342,700  1,046,374
*    Land & General Bhd................................... 15,164,960    747,672
*    Landmarks Bhd........................................  1,775,200    316,920
     LBS Bina Group Bhd...................................  4,746,080  1,085,789
     Lii Hen Industries Bhd...............................    775,400    536,464
     Lingkaran Trans Kota Holdings Bhd....................  1,267,300  1,353,205
# *  Lion Industries Corp. Bhd............................  2,663,300    549,948
     LPI Capital Bhd......................................    357,324  1,473,462
     Magni-Tech Industries Bhd............................    405,400    479,320
#    Magnum Bhd...........................................  5,097,700  2,758,952
     Mah Sing Group Bhd...................................  9,779,987  3,133,243
     Malakoff Corp. Bhd...................................  8,011,400  1,914,366
     Malayan Flour Mills Bhd..............................  2,058,850    649,721
*    Malayan United Industries Bhd........................  2,568,600    120,264
     Malaysia Building Society Bhd........................  7,374,563  2,032,217
#    Malaysia Marine and Heavy Engineering Holdings Bhd...  1,698,800    328,021
*    Malaysian Bulk Carriers Bhd..........................  2,787,000    415,088
#    Malaysian Pacific Industries Bhd.....................    763,713  2,020,575
#    Malaysian Resources Corp. Bhd........................ 12,953,298  2,479,035
     Malton Bhd...........................................  2,905,400    475,924
#    Matrix Concepts Holdings Bhd.........................  2,818,158  1,442,687
     MBM Resources BHD....................................  1,379,696    814,846
#    Media Chinese International, Ltd.....................  4,708,500    342,239
# *  Media Prima Bhd......................................  6,440,803    850,622
     Mega First Corp. Bhd.................................  1,198,800  1,043,763
     Mitrajaya Holdings Bhd...............................  2,495,610    350,236
*    MK Land Holdings Bhd.................................  2,371,000    136,793
#    MKH Bhd..............................................  2,280,734    810,063
     MMC Corp. Bhd........................................  2,085,100    754,503
*    MNRB Holdings Bhd....................................  1,167,050    564,263
# *  MPHB Capital Bhd.....................................  1,429,100    465,161
     Muda Holdings Bhd....................................    326,400    144,955
*    Mudajaya Group Bhd...................................  2,167,066    307,349
     Muhibbah Engineering M Bhd...........................  2,475,450  1,852,255
# *  Mulpha International Bhd.............................  1,345,930    696,625
#    My EG Services Bhd...................................  9,778,500  2,991,473
*    Naim Holdings Bhd....................................  1,119,900    189,072
     NTPM Holdings Bhd....................................    640,000     92,177
#    OCK Group Bhd........................................  1,962,300    314,331
     Oriental Holdings BHD................................    582,200    901,089
     OSK Holdings Bhd.....................................  8,212,455  2,040,039
     Pacific & Orient Bhd.................................    239,167     62,691
     Padini Holdings Bhd..................................  3,025,900  4,466,438
     Panasonic Manufacturing Malaysia Bhd.................    158,984  1,517,322
     Pantech Group Holdings Bhd...........................  2,443,030    319,028

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES    VALUE>>
                                                           ---------- ----------
MALAYSIA -- (Continued)
     Paramount Corp. Bhd..................................    769,825 $  352,532
*    Parkson Holdings Bhd.................................  2,674,947    396,336
# *  Pentamaster Corp. Bhd................................  1,245,720    879,757
# *  PESTECH International Bhd............................  1,911,800    716,228
#    Petron Malaysia Refining & Marketing Bhd.............    503,900    976,813
     Pharmaniaga Bhd......................................    629,060    493,735
#    PIE Industrial Bhd...................................  1,306,900    499,642
#    Pos Malaysia Bhd.....................................  2,923,200  3,177,485
     Power Root Bhd.......................................    227,400     90,764
     Prestariang Bhd......................................    140,400     38,078
     Protasco Bhd.........................................  2,718,975    368,321
# *  Puncak Niaga Holdings Bhd............................  1,671,020    259,242
#    QL Resources Bhd.....................................  5,009,959  7,398,271
     Ranhill Holdings Bhd.................................     61,300     10,253
     RGB International Bhd................................  2,064,200    137,430
# *  Rimbunan Sawit Bhd...................................  3,667,900    262,294
*    Salcon Bhd...........................................  4,323,416    319,741
     Salutica Bhd.........................................    275,500     38,400
     Sam Engineering & Equipment M Bhd....................    166,800    300,085
# *  Sapura Energy Bhd.................................... 26,988,800  4,022,566
#    Sarawak Oil Palms Bhd................................  1,033,504    788,594
     SCGM Bhd.............................................     20,100      6,959
     Scicom MSC Bhd.......................................    393,400    180,383
#    Scientex Bhd.........................................  1,528,224  2,970,129
*    Scomi Group Bhd......................................  1,402,350     36,036
#    SEG International BHD................................    145,885     24,061
     Selangor Dredging Bhd................................  1,118,200    222,796
#    Selangor Properties Bhd..............................    230,200    237,725
     Serba Dinamik Holdings Bhd...........................  1,248,200  1,199,393
     Shangri-La Hotels Malaysia Bhd.......................    426,800    617,800
     SHL Consolidated Bhd.................................    246,000    153,945
*    Sino Hua-An International Bhd........................    201,200     14,935
#    SKP Resources Bhd....................................  5,469,400  2,009,459
     Star Media Group Bhd.................................  1,923,800    578,061
*    Sumatec Resources Bhd................................ 12,844,200    126,932
*    Sunsuria Bhd.........................................     49,400     11,322
#    Sunway Bhd...........................................  2,339,779    881,298
     Sunway Construction Group Bhd........................  2,206,036  1,037,888
#    Supermax Corp. Bhd...................................  3,587,800  3,871,563
     Suria Capital Holdings Bhd...........................    699,800    288,165
     Syarikat Takaful Malaysia Keluarga Bhd...............  2,328,500  2,257,538
     Symphony Life Bhd....................................    306,287     45,274
#    Ta Ann Holdings Bhd..................................  1,647,489  1,042,327
#    TA Enterprise Bhd....................................  9,123,900  1,459,876
     TA Global Bhd........................................  8,747,540    645,988
#    Taliworks Corp. Bhd..................................  2,231,650    708,253
     Tambun Indah Land Bhd................................  1,389,500    342,037
     Tan Chong Motor Holdings Bhd.........................  1,527,900    650,440
     Tasek Corp. Bhd......................................     86,800    145,247
#    TDM Bhd..............................................  5,414,520    347,166
     TH Plantations Bhd...................................  1,596,060    275,001
     Thong Guan Industries Bhd............................    230,900    154,893
#    TIME dotCom Bhd......................................  2,041,888  4,122,130
#    Tiong NAM Logistics Holdings.........................  1,439,016    371,862
     Titijaya Land Bhd....................................    186,100     17,635
#    TMC Life Sciences Bhd................................  1,230,100    227,074
     Tropicana Corp. Bhd..................................  4,261,355    901,272
     TSH Resources Bhd....................................  4,102,200  1,211,570
#    Tune Protect Group Bhd...............................  4,299,300    995,498

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                             SHARES     VALUE>>
                                                           ---------- ------------
MALAYSIA -- (Continued)
#    Uchi Technologies Bhd................................  1,630,400 $  1,241,578
     UEM Edgenta Bhd......................................  2,702,400    1,422,435
     UEM Sunrise Bhd...................................... 12,719,600    2,869,144
     UMW Holdings Bhd.....................................    951,000    1,404,108
#    Unisem M Bhd.........................................  3,906,890    2,520,549
     United Malacca Bhd...................................    456,950      685,810
     United Plantations Bhd...............................    436,000    2,894,528
     United U-Li Corp. BHD................................    293,600       66,842
     UOA Development Bhd..................................  5,353,900    3,160,929
# *  Velesto Energy Bhd................................... 28,030,008    2,038,013
#    ViTrox Corp. Bhd.....................................    794,200    1,252,807
# *  Vivocom International Holdings Bhd...................  7,000,700       51,395
#    VS Industry Bhd......................................  6,850,037    2,835,762
*    Wah Seong Corp. Bhd..................................  2,187,269      716,957
# *  WCE Holdings Bhd.....................................    758,500      157,720
#    WCT Holdings Bhd.....................................  7,319,802    1,794,345
#    Wellcall Holdings Bhd................................  2,990,700      912,077
     WTK Holdings Bhd.....................................  2,322,000      342,960
     Yinson Holdings Bhd..................................  3,864,000    4,384,641
# *  YNH Property Bhd.....................................  3,521,488    1,182,132
# *  Yong Tai BHD.........................................  1,273,200      423,785
*    YTL Land & Development Bhd...........................  1,028,200      115,233
     Zhulian Corp. Bhd....................................    527,933      193,675
                                                                      ------------
TOTAL MALAYSIA............................................             260,907,475
                                                                      ------------
MEXICO -- (2.7%)
     Alpek S.A.B. de C.V..................................  4,175,735    7,050,764
#    Alsea S.A.B. de C.V..................................  5,327,967   18,358,549
# *  Axtel S.A.B. de C.V..................................  8,375,710    1,730,170
     Banco del Bajio SA...................................  1,696,273    4,017,303
*    Bio Pappel S.A.B. de C.V.............................    347,496      384,268
     Bolsa Mexicana de Valores S.A.B. de C.V..............  4,098,507    7,696,624
*    CMR S.A.B. de C.V....................................      1,323          341
     Consorcio ARA S.A.B. de C.V., Series *...............  8,793,527    3,264,944
*    Controladora Vuela Cia de Aviacion S.A.B. de C.V.,
       ADR................................................    211,093    1,555,755
# *  Controladora Vuela Cia de Aviacion S.A.B. de C.V.,
       Class A............................................  1,841,639    1,350,764
*    Corp Interamericana de Entretenimiento S.A.B. de
       C.V., Class B......................................    960,372    1,049,632
     Corp. Actinver S.A.B. de C.V.........................    187,852      134,052
     Corp. Inmobiliaria Vesta S.A.B. de C.V...............  6,142,561    9,557,713
#    Corp. Moctezuma S.A.B. de C.V., Series *.............    861,300    3,607,360
     Corporativo Fragua S.A.B. de C.V.....................          3           42
*    Corporativo GBM S.A.B. de C.V........................     22,477       15,967
     Corpovael S.A. de C.V................................     73,341       58,338
#    Credito Real S.A.B. de C.V. SOFOM ER.................  1,868,244    2,626,282
     Cydsa S.A.B. de C.V..................................     10,875       18,672
*    Desarrolladora Homex S.A.B. de C.V...................    303,783        1,255
# *  Elementia S.A.B. de C.V..............................    642,287      477,293
# *  Empresas ICA S.A.B. de C.V...........................  3,768,186       18,841
*    Financiera Independencia S.A.B. de C.V. SOFOM ENR....     62,171        8,606
# *  Genomma Lab Internacional S.A.B. de C.V., Class B....  7,182,030    5,710,866
#    Gentera S.A.B. de C.V................................  8,078,349    8,720,816
*    Grupo Aeromexico S.A.B. de C.V.......................  2,125,600    3,226,421
     Grupo Aeroportuario del Centro Norte S.A.B. de C.V...  2,951,886   17,946,276
#    Grupo Aeroportuario del Sureste S.A.B. de C.V.,
       Class B............................................      7,466      133,355
     Grupo Cementos de Chihuahua S.A.B. de C.V............  1,207,832    7,785,106
#    Grupo Comercial Chedraui S.A. de C.V.................  3,116,218    7,637,662
*    Grupo Famsa S.A.B. de C.V., Class A..................  2,351,193    1,576,902
     Grupo Financiero Banorte S.A.B. de C.V...............    326,843    2,279,761
# *  Grupo GICSA S.A. de C.V..............................  2,162,816    1,057,169

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                             SHARES     VALUE>>
                                                           ---------- ------------
MEXICO -- (Continued)
     Grupo Herdez S.A.B. de C.V., Series *................  1,980,599 $  4,263,478
*    Grupo Hotelero Santa Fe S.A.B. de C.V................    455,335      265,074
     Grupo Industrial Saltillo S.A.B. de C.V..............  1,007,673    1,500,338
     Grupo KUO S.A.B. de C.V., Series B...................    758,658    1,872,451
#    Grupo Lala S.A.B. de C.V.............................  1,157,492    1,231,536
*    Grupo Pochteca S.A.B. de C.V.........................    585,177      230,771
     Grupo Posadas S.A.B. de C.V..........................    198,900      437,014
#    Grupo Rotoplas S.A.B. de C.V.........................    820,117    1,060,472
     Grupo Sanborns S.A.B. de C.V.........................    905,924      942,975
# *  Grupo Simec S.A.B. de C.V., Series B.................  1,217,425    3,985,197
*    Grupo Sports World S.A.B. de C.V.....................    583,706      601,315
# *  Hoteles City Express S.A.B. de C.V...................  2,328,069    3,020,360
     Industrias Bachoco S.A.B. de C.V., ADR...............     29,568    1,756,191
     Industrias Bachoco S.A.B. de C.V., Series B..........  1,342,056    6,624,681
*    Industrias CH S.A.B. de C.V., Series B...............  1,954,744    9,103,662
*    La Comer S.A.B. de C.V...............................  3,533,329    3,886,373
# *  Maxcom Telecomunicaciones S.A.B. de C.V..............    246,465       85,757
#    Megacable Holdings S.A.B. de C.V.....................  1,497,416    7,185,090
# *  Minera Frisco S.A.B. de C.V..........................  2,242,920      962,743
#    Nemak S.A.B. de C.V..................................  4,967,215    4,096,315
     OHL Mexico S.A.B. de C.V.............................    114,127      162,822
#    Organizacion Cultiba S.A.B. de C.V...................  1,205,623      970,307
# *  Organizacion Soriana S.A.B. de C.V., Class B.........    127,835      241,434
     Promotora y Operadora de Infraestructura S.A.B. de
       C.V................................................    209,970    2,168,901
     Promotora y Operadora de Infraestructura S.A.B. de
       C.V................................................      7,950       60,571
     Qualitas Controladora S.A.B. de C.V..................  1,830,513    4,902,910
     Rassini S.A.B. de C.V................................    417,244    1,526,348
     Rassini S.A.B. de C.V., Class A......................    274,159      573,685
#    Regional S.A.B. de C.V...............................  2,221,228   13,535,157
# *  Telesites S.A.B. de C.V..............................  8,995,466    6,655,711
#    TV Azteca S.A.B. de C.V.............................. 12,256,140    1,532,203
     Unifin Financiera S.A.B. de C.V. SOFOM ENR...........    559,945    1,555,357
     Vitro S.A.B. de C.V., Series A.......................    929,373    2,917,606
                                                                      ------------
TOTAL MEXICO..............................................             208,972,674
                                                                      ------------
PHILIPPINES -- (1.1%)
     8990 Holdings, Inc...................................  1,189,600      167,418
     A Soriano Corp.......................................  3,430,211      393,518
     ACR Mining Corp......................................     48,205        3,047
*    AgriNurture, Inc.....................................    582,200      170,813
     Alsons Consolidated Resources, Inc...................  7,605,000      166,489
*    Apex Mining Co., Inc.................................  9,649,000      256,257
*    Atlas Consolidated Mining & Development Corp.........  6,148,000      446,993
     Belle Corp........................................... 31,632,400    1,913,583
     Bloomberry Resorts Corp.............................. 18,041,800    3,564,373
     Cebu Air, Inc........................................  1,594,810    2,113,272
     Cebu Holdings, Inc...................................  3,294,900      347,161
*    CEMEX Holdings Philippines, Inc......................  8,062,600      469,251
     Century Pacific Food, Inc............................  5,934,000    1,732,663
     Century Properties Group, Inc........................ 26,261,151      215,039
     China Banking Corp...................................  2,501,128    1,561,813
     Cirtek Holdings Philippines Corp.....................    931,700      726,831
     COL Financial Group, Inc.............................    130,900       40,159
     Cosco Capital, Inc................................... 17,248,700    1,981,477
     D&L Industries, Inc.................................. 19,275,600    3,697,418
*    DoubleDragon Properties Corp.........................  3,257,690    1,592,955
*    East West Banking Corp...............................  5,108,400    1,389,714
*    EEI Corp.............................................  3,410,500      692,770
     Emperador, Inc.......................................  7,068,800      968,901

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES      VALUE>>
                                                          ----------- -----------
PHILIPPINES -- (Continued)
*   Empire East Land Holdings, Inc.......................  19,893,000 $   221,971
*   Energy Development Corp..............................  11,405,382   1,093,214
    Filinvest Development Corp...........................   3,314,322     442,294
    Filinvest Land, Inc.................................. 101,691,577   2,719,051
    First Gen Corp.......................................   9,938,800   2,904,864
    First Philippine Holdings Corp.......................   2,200,820   2,588,779
*   Global Ferronickel Holdings, Inc.....................  12,737,294     499,357
*   Global-Estate Resorts, Inc...........................   2,410,000      55,853
    Holcim Philippines, Inc..............................      80,600      11,291
    Integrated Micro-Electronics, Inc....................   4,053,614   1,071,063
    Leisure & Resorts World Corp.........................   3,397,640     256,458
*   Lepanto Consolidated Mining Co.......................  37,125,454      88,134
    Lopez Holdings Corp..................................  20,030,300   1,429,448
    MacroAsia Corp.......................................   3,076,600   1,437,415
    Manila Water Co., Inc................................   9,107,600   4,548,632
    Max's Group, Inc.....................................   1,834,200     444,070
    Megawide Construction Corp...........................   5,842,708   2,106,877
*   Melco Resorts And Entertainment Philippines Corp.....  14,056,700   1,824,662
    Metro Retail Stores Group, Inc.......................   5,661,900     295,372
    Nickel Asia Corp.....................................   8,927,000     731,334
    Pepsi-Cola Products Philippines, Inc.................  12,311,900     521,826
    Petron Corp..........................................  15,670,800   2,619,754
    Philex Mining Corp...................................   4,409,700     367,742
*   Philippine National Bank.............................   2,049,175   1,800,325
*   Philippine National Construction Corp................     173,000       2,994
    Philippine Savings Bank..............................     356,863     595,696
    Philippine Seven Corp................................       2,850       6,177
    Philippine Stock Exchange, Inc. (The)................     121,592     467,731
*   Philweb Corp.........................................   3,009,240     317,381
    Phinma Energy Corp...................................  13,182,000     300,602
    Phoenix Petroleum Philippines, Inc...................   2,243,580     504,274
    Pilipinas Shell Petroleum Corp.......................     618,120     655,586
    Premium Leisure Corp.................................  35,394,000     599,977
*   Prime Orion Philippines, Inc.........................   3,187,000     165,511
    Puregold Price Club, Inc.............................   4,655,100   3,971,335
*   PXP Energy Corp......................................   2,980,500     573,319
    RFM Corp.............................................   8,856,668     767,129
    Rizal Commercial Banking Corp........................   3,891,352   2,196,822
    Robinsons Land Corp..................................  15,040,251   5,552,314
    Robinsons Retail Holdings, Inc.......................   1,829,090   2,943,568
    San Miguel Food and Beverage, Inc....................   1,368,960   1,786,596
    Semirara Mining & Power Corp.........................     691,800     413,046
*   Shakey's Pizza Asia Ventures, Inc....................     201,400      50,050
*   SSI Group, Inc.......................................   9,264,000     359,586
    Starmalls, Inc.......................................     306,700      41,318
    STI Education Systems Holdings, Inc..................  20,247,000     411,277
*   Travellers International Hotel Group, Inc............   8,686,000     829,879
    Union Bank Of Philippines............................   1,467,341   2,338,235
    Vista Land & Lifescapes, Inc.........................  42,922,900   4,847,784
    Wilcon Depot, Inc....................................   2,841,900     638,700
*   Xurpas, Inc..........................................   4,266,400     262,907
                                                                      -----------
TOTAL PHILIPPINES........................................              86,291,495
                                                                      -----------
POLAND -- (1.2%)
*   AB SA................................................       1,082       5,503
*   Agora SA.............................................     269,085     765,558
*   Alior Bank SA........................................      80,619   1,603,065
    Alumetal SA..........................................       2,946      39,115
    Amica SA.............................................      24,073     820,907

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES     VALUE>>
                                                           --------- -----------
POLAND -- (Continued)
*    AmRest Holdings SE...................................       308 $    36,772
     Apator SA............................................    68,208     533,024
     Asseco Poland SA.....................................   632,702   7,986,438
     Bank Handlowy w Warszawie SA.........................     4,914     100,921
*    Bank Millennium SA...................................     3,983      10,020
*    Bank Ochrony Srodowiska SA...........................    12,873      26,798
# *  Bioton SA............................................   539,811     962,871
*    Boryszew SA..........................................   905,319   1,671,308
#    Budimex SA...........................................    82,444   2,817,523
#    CCC SA...............................................    11,788     726,225
*    CD Projekt SA........................................    81,861   4,425,994
     Ciech SA.............................................   260,559   3,972,332
#    ComArch SA...........................................     9,551     457,242
     Dom Development SA...................................     7,157     143,439
#    Echo Investment SA...................................    54,080      64,379
     Elektrobudowa SA.....................................     8,568     126,698
*    Enea SA.............................................. 1,435,559   3,764,330
#    Energa SA............................................   869,043   2,130,742
#    Eurocash SA..........................................   593,458   3,006,085
*    Fabryki Mebli Forte SA...............................   124,013   1,559,581
# *  Famur SA.............................................   811,303   1,124,096
     Firma Oponiarska Debica SA...........................    29,483   1,155,124
*    Getin Holding SA..................................... 3,004,455     476,700
# *  Getin Noble Bank SA.................................. 2,585,838     693,509
     Globe Trade Centre SA................................   395,726   1,004,719
     Grupa Azoty SA.......................................     8,683      99,103
     Grupa Azoty Zaklady Chemiczne Police SA..............    76,751     367,875
     Grupa Kety SA........................................    72,760   6,382,962
*    Impexmetal SA........................................   935,588   1,099,050
     Inter Cars SA........................................    39,962   2,959,377
     Kernel Holding SA....................................   386,823   5,368,598
#    KRUK SA..............................................   123,946   7,376,723
     LC Corp. SA.......................................... 1,038,617     696,307
     Lentex SA............................................   124,367     269,497
# *  Lubelski Wegiel Bogdanka SA..........................    70,267   1,192,152
     Netia SA............................................. 1,046,440   1,419,995
     Neuca SA.............................................    15,215   1,064,051
     NEWAG SA.............................................       493       2,434
*    Orange Polska SA..................................... 1,195,049   1,629,496
     Orbis SA.............................................   133,611   3,270,019
#    Pfleiderer Group SA..................................    62,969     672,443
# *  PKP Cargo SA.........................................   120,878   1,588,954
# *  Polnord SA...........................................   256,968     638,676
*    Rafako SA............................................   524,953     504,668
     Stalexport Autostrady SA.............................   517,231     483,941
     Stalprodukt SA.......................................     9,458   1,276,705
*    Tauron Polska Energia SA............................. 6,846,820   4,216,811
#    Trakcja SA...........................................   280,605     333,542
*    Vistula Group SA..................................... 1,340,725   1,552,452
#    Warsaw Stock Exchange................................   180,325   1,909,635
     Wawel SA.............................................     1,568     382,754
     Zespol Elektrowni Patnow Adamow Konin SA.............    86,991     222,449
                                                                     -----------
TOTAL POLAND..............................................            89,191,687
                                                                     -----------
SOUTH AFRICA -- (6.4%)
#    Adcock Ingram Holdings, Ltd..........................   795,320   3,885,121
*    Adcorp Holdings, Ltd.................................   903,638   1,075,586
     Advtech, Ltd......................................... 3,583,075   4,273,330
     AECI, Ltd............................................ 1,175,573   9,455,427

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                             SHARES     VALUE>>
                                                           ---------- -----------
SOUTH AFRICA -- (Continued)
     African Oxygen, Ltd..................................    941,934 $ 2,033,324
*    African Phoenix Investments, Ltd.....................  6,110,928     278,005
     African Rainbow Minerals, Ltd........................  1,102,032   9,509,874
     Afrimat, Ltd.........................................    195,962     368,370
     Alexander Forbes Group Holdings, Ltd.................  4,505,143   1,716,507
*    Allied Electronics Corp., Ltd........................    429,314     510,186
     Alviva Holdings, Ltd.................................  1,332,356   1,895,414
*    ArcelorMittal South Africa, Ltd......................  1,784,999     434,681
# *  Ascendis Health, Ltd.................................  1,529,922   1,187,557
     Assore, Ltd..........................................    137,435   2,864,335
     Astral Foods, Ltd....................................    438,464   9,714,602
*    Attacq, Ltd..........................................  3,652,090   4,647,733
# *  Aveng, Ltd........................................... 49,342,489     336,016
     AVI, Ltd.............................................  3,298,657  27,391,184
     Balwin Properties, Ltd...............................     93,518      32,276
     Barloworld, Ltd......................................  2,262,370  21,775,428
     Blue Label Telecoms, Ltd.............................  4,597,997   3,221,670
*    Brait SE.............................................  1,556,895   5,093,398
     Cashbuild, Ltd.......................................    212,088   4,993,394
     Caxton and CTP Publishers and Printers, Ltd..........    313,704     256,397
     City Lodge Hotels, Ltd...............................    317,647   3,621,424
     Clicks Group, Ltd....................................  2,211,379  32,456,348
     Clover Industries, Ltd...............................  1,360,664   1,691,654
# *  Consolidated Infrastructure Group, Ltd...............    685,168     166,096
     Coronation Fund Managers, Ltd........................  2,374,564  10,740,045
# *  Curro Holdings, Ltd..................................    903,784   2,128,134
     DataTec, Ltd.........................................  3,846,402   7,157,782
#    Dis-Chem Pharmacies, Ltd.............................    862,220   1,903,600
*    Distell Group Holdings, Ltd..........................    275,355   2,687,155
     DRDGOLD, Ltd., Sponsored ADR.........................      9,400      24,158
     DRDGOLD, Ltd.........................................  2,932,131     763,111
*    enX Group, Ltd.......................................    408,074     370,627
     EOH Holdings, Ltd....................................  1,098,252   3,471,038
# *  Famous Brands, Ltd...................................    680,280   5,823,301
#    Foschini Group, Ltd. (The)...........................  1,039,785  13,576,653
     Gold Fields, Ltd.....................................    155,707     571,406
     Gold Fields, Ltd., Sponsored ADR.....................    692,584   2,590,264
     Grand Parade Investments, Ltd........................  3,033,383     445,249
*    Grindrod Shipping Holdings, Ltd......................    123,682   1,258,663
*    Grindrod, Ltd........................................  4,947,298   2,952,044
*    Group Five, Ltd......................................  1,015,485      65,549
     Harmony Gold Mining Co., Ltd.........................  1,989,671   3,311,672
     Harmony Gold Mining Co., Ltd., Sponsored ADR.........  2,663,280   4,527,576
*    Howden Africa Holdings, Ltd..........................     39,220     112,842
     Hudaco Industries, Ltd...............................    276,957   3,088,453
     Hulamin, Ltd.........................................  1,331,704     498,975
# *  Impala Platinum Holdings, Ltd........................  4,236,182   6,292,202
     Imperial Holdings, Ltd...............................    145,888   2,365,408
#    Invicta Holdings, Ltd................................    370,489     938,188
     Italtile, Ltd........................................    436,394     415,076
     JSE, Ltd.............................................    903,053  11,391,814
     KAP Industrial Holdings, Ltd......................... 11,317,571   6,144,946
     Lewis Group, Ltd.....................................    954,329   2,167,226
     Liberty Holdings, Ltd................................  1,305,540  11,422,263
     Life Healthcare Group Holdings, Ltd..................  4,073,147   7,428,255
     Long4Life, Ltd.......................................  2,574,768   1,022,320
     Massmart Holdings, Ltd...............................    987,736   8,809,006
     Merafe Resources, Ltd................................ 11,617,602   1,343,410
#    Metair Investments, Ltd..............................  1,447,753   1,700,737

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED



                                                    SHARES     VALUE>>
                                                  ---------- ------------
SOUTH AFRICA -- (Continued)
     Metrofile Holdings, Ltd.....................    147,716 $     39,845
     MiX Telematics, Ltd.........................     37,895       26,003
     MiX Telematics, Ltd., Sponsored ADR.........     23,819      417,309
     MMI Holdings, Ltd...........................  8,344,099   10,766,496
     Mpact, Ltd..................................  1,625,315    2,811,885
     Murray & Roberts Holdings, Ltd..............  3,959,853    5,441,851
# *  Nampak, Ltd.................................  5,867,038    6,747,064
*    Net 1 UEPS Technologies, Inc................        776        7,445
     Netcare, Ltd................................    904,998    1,855,990
# *  Northam Platinum, Ltd.......................  3,268,937    8,769,438
     Oceana Group, Ltd...........................    447,176    2,653,144
     Omnia Holdings, Ltd.........................    682,672    6,700,499
     Peregrine Holdings, Ltd.....................  2,035,465    3,222,783
     Pick n Pay Stores, Ltd......................  3,256,730   18,388,178
     Pioneer Foods Group, Ltd....................    615,051    5,425,058
*    PPC, Ltd.................................... 14,897,158    7,219,342
     PSG Konsult, Ltd............................    118,702       89,795
     Raubex Group, Ltd...........................  1,390,620    2,091,047
     RCL Foods, Ltd..............................    705,154      918,487
     Reunert, Ltd................................  1,696,006   10,534,925
#    Rhodes Food Group Pty, Ltd..................    681,493      960,020
# *  Royal Bafokeng Platinum, Ltd................    701,039    1,293,410
     Santam, Ltd.................................    350,070    8,045,941
# *  Sibanye Gold, Ltd...........................  3,925,006    2,402,510
#    SPAR Group, Ltd. (The)......................  1,665,025   24,247,330
     Spur Corp., Ltd.............................    627,199    1,221,047
# *  Stadio Holdings, Ltd........................    661,015      201,407
*    Sun International, Ltd......................  1,334,010    5,972,219
*    Super Group, Ltd............................  3,613,766    9,540,526
     Telkom SA SOC, Ltd..........................  2,634,943   10,121,325
     Tongaat Hulett, Ltd.........................  1,021,284    6,544,822
     Transaction Capital, Ltd....................  1,371,566    1,791,869
     Trencor, Ltd................................  1,375,801    3,322,077
     Truworths International, Ltd................  2,924,591   18,168,025
     Tsogo Sun Holdings, Ltd.....................  3,025,784    4,974,794
     Wilson Bayly Holmes-Ovcon, Ltd..............    511,019    5,396,139
                                                             ------------
TOTAL SOUTH AFRICA...............................             482,724,530
                                                             ------------
SOUTH KOREA -- (16.1%)
# *  3S Korea Co., Ltd...........................    249,513      704,019
#    ABco Electronics Co., Ltd...................     76,717      667,998
# *  Able C&C Co., Ltd...........................     82,423    1,026,418
#    ABOV Semiconductor Co., Ltd.................    118,431      561,524
# *  Ace Technologies Corp.......................    178,732      833,952
# *  Actoz Soft Co., Ltd.........................     50,910      574,586
# *  ADTechnology Co., Ltd.......................     50,621      576,727
*    Advanced Cosmeceutical Technology Co., Ltd..      4,638       38,388
# *  Advanced Digital Chips, Inc.................    169,506      353,335
#    Advanced Nano Products Co., Ltd.............     68,114    1,402,574
# *  Advanced Process Systems Corp...............     15,723      358,808
     Aekyung Petrochemical Co., Ltd..............    142,406    1,467,351
#    AfreecaTV Co., Ltd..........................     74,661    2,836,929
# *  Agabang&Company.............................    253,993    1,060,837
#    Ahn-Gook Pharmaceutical Co., Ltd............     58,793      621,465
     Ahnlab, Inc.................................     53,146    2,603,774
# *  AIBIT Co., Ltd..............................    192,226      246,875
#    AJ Networks Co., Ltd........................     92,793      436,268
*    AJ Rent A Car Co., Ltd......................    125,497    1,283,865
# *  Ajin Industrial Co., Ltd....................    102,112      228,692

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES   VALUE>>
                                                           ------- ----------
SOUTH KOREA -- (Continued)
#    AJINEXTEK Co., Ltd...................................  31,359 $  303,721
     AK Holdings, Inc.....................................  38,738  2,674,834
# *  Alticast Corp........................................  73,734    232,797
#    ALUKO Co., Ltd....................................... 367,542  1,147,746
*    Alvogen Korea Co., Ltd...............................     116      2,821
# *  Aminologics Co., Ltd................................. 382,156    749,580
# *  Amotech Co., Ltd.....................................  72,347  2,387,063
# *  Anam Electronics Co., Ltd............................ 738,248  2,223,467
# *  Ananti, Inc.......................................... 275,990  1,930,602
# *  Anapass, Inc.........................................  70,895    992,885
# *  Aprogen Healthcare & Games, Inc...................... 317,560    334,381
# *  Aprogen KIC, Inc..................................... 111,206    963,044
# *  APS Holdings Corp.................................... 327,115  1,634,321
# *  Arion Technology, Inc................................ 129,146    142,158
#    Asia Cement Co., Ltd.................................  15,324  1,858,612
     ASIA Holdings Co., Ltd...............................  10,133  1,136,813
#    Asia Paper Manufacturing Co., Ltd....................  41,937  1,269,697
*    Asiana Airlines, Inc................................. 972,693  3,717,060
#    Atec Co., Ltd........................................  20,052    131,468
# *  A-Tech Solution Co., Ltd.............................  40,016    328,927
#    Atinum Investment Co., Ltd........................... 291,863    829,907
     AtlasBX Co., Ltd.....................................     571     23,897
#    AUK Corp............................................. 220,465    487,759
#    Aurora World Corp....................................  43,363    406,245
#    Austem Co., Ltd...................................... 160,334    650,665
#    Autech Corp.......................................... 123,048  1,378,433
# *  Automobile & PCB..................................... 392,603    219,552
# *  Avaco Co., Ltd....................................... 105,551    677,799
#    Avatec Co., Ltd......................................   5,446     32,512
#    Baiksan Co., Ltd..................................... 100,931    540,516
# *  Barun Electronics Co., Ltd........................... 579,263    597,530
# *  Barunson Entertainment & Arts Corp................... 210,028    321,503
#    Bcworld Pharm Co., Ltd...............................  42,626    983,062
# *  BG T&A Co............................................  60,626    182,492
#    BGF Co., Ltd......................................... 111,224    946,802
# *  BH Co., Ltd.......................................... 186,587  4,137,941
# *  Binex Co., Ltd....................................... 145,862  1,255,338
     Binggrae Co., Ltd....................................  55,008  2,960,734
# *  Biolog Device Co., Ltd............................... 126,061    244,112
# *  BioSmart Co., Ltd.................................... 138,004    667,269
# *  Biotoxtech Co., Ltd..................................  78,838    772,751
# *  Biovill Co., Ltd..................................... 171,598    432,013
# *  BIT Computer Co., Ltd................................ 113,558    643,008
#    Bixolon Co., Ltd.....................................  87,925    486,537
#    Bluecom Co., Ltd..................................... 103,817    459,095
#    Boditech Med, Inc.................................... 116,248  1,579,100
# *  Bohae Brewery Co., Ltd............................... 632,425    480,741
#    BoKwang Industry Co., Ltd............................  98,060    456,046
#    Bolak Co., Ltd....................................... 307,280    717,136
     Bookook Securities Co., Ltd..........................  14,493    310,214
# *  Boryung Medience Co., Ltd............................  53,361    491,305
#    Boryung Pharmaceutical Co., Ltd...................... 251,820  2,323,631
# *  Bosung Power Technology Co., Ltd..................... 453,255  1,285,668
# *  Brain Contents Co., Ltd.............................. 826,285    734,761
     BRIDGETEC Corp.......................................  11,315     38,585
# *  Bubang Co., Ltd...................................... 218,353    570,669
     Bukwang Pharmaceutical Co., Ltd...................... 113,474  2,333,939
     Busan City Gas Co., Ltd..............................   2,624     85,421
#    BYC Co., Ltd.........................................   1,007    231,836

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES   VALUE>>
                                                           ------- ----------
SOUTH KOREA -- (Continued)
# *  BYON Co., Ltd........................................ 287,642 $  569,415
#    Byucksan Corp........................................ 369,822  1,079,176
# *  C&S Asset Management Co., Ltd........................ 166,435     24,409
# *  CammSys Corp......................................... 320,778    624,019
#    Capro Corp........................................... 332,967  1,851,467
     Caregen Co., Ltd.....................................  20,896  1,379,627
     Castec Korea Co., Ltd................................   5,007     24,122
     Cell Biotech Co., Ltd................................  51,500  1,547,136
# *  Celltrion Pharm, Inc.................................  78,721  4,973,143
# *  Chabiotech Co., Ltd.................................. 290,944  3,670,049
     Changhae Ethanol Co., Ltd............................  51,020    691,900
# *  Charm Engineering Co., Ltd........................... 272,263    435,833
# *  Chemtronics Co., Ltd.................................  71,610    435,337
# *  Chemtros Co., Ltd....................................  87,023    336,635
#    Cheryong Electric Co., Ltd...........................  96,558    699,159
#    Cheryong Industrial Co. Ltd/new......................  49,903    385,371
# *  ChinHung International, Inc.......................... 234,602    398,911
     Chinyang Holdings Corp............................... 167,246    388,957
# *  Choa Pharmaceutical Co............................... 172,917    783,048
#    Choheung Corp........................................     382     74,531
# *  Chokwang Leather Co., Ltd............................     607     18,696
#    Chokwang Paint, Ltd..................................  46,428    331,596
     Chong Kun Dang Pharmaceutical Corp...................  55,423  5,188,386
#    Chongkundang Holdings Corp...........................  27,820  1,615,695
#    Choong Ang Vaccine Laboratory........................  58,618  1,044,998
# *  Chorokbaem Media Co., Ltd............................ 344,008    431,177
     Chosun Refractories Co., Ltd.........................   6,715    508,072
#    Chungdahm Learning, Inc..............................  44,088    772,054
#    CJ CGV Co., Ltd......................................  87,961  4,727,991
     CJ ENM Co., Ltd......................................     643    133,524
     CJ Freshway Corp.....................................  48,800  1,353,138
     CJ Hello Co., Ltd.................................... 217,479  1,774,969
# *  CJ Seafood Corp...................................... 191,102    476,520
#    CKD Bio Corp.........................................  31,884    551,078
#    Clean & Science Co., Ltd.............................  35,621    493,366
#    CLIO Cosmetics Co., Ltd..............................  23,565    445,707
# *  CMG Pharmaceutical Co., Ltd.......................... 497,840  1,837,153
# *  Codes Combine Co., Ltd...............................  76,049    206,097
# *  CODI-M Co., Ltd...................................... 665,512    736,858
#    Commax Co., Ltd......................................  69,572    299,337
#    Coreana Cosmetics Co., Ltd........................... 189,452    969,400
#    Cosmax BTI, Inc......................................  38,714  1,015,424
     Cosmax, Inc..........................................  79,620  9,703,962
#    Cosmecca Korea Co., Ltd..............................  30,334    756,060
# *  CosmoAM&T Co., Ltd...................................  92,915  2,134,844
# *  Cosmochemical Co., Ltd...............................  83,357  1,561,457
# *  COSON Co., Ltd....................................... 117,294  1,197,644
     COWELL FASHION Co., Ltd.............................. 234,384  1,252,918
# *  Creative & Innovative System......................... 281,148    770,098
#    Crown Confectionery Co., Ltd.........................  39,940    449,378
#    CROWNHAITAI Holdings Co., Ltd........................  65,516    835,399
# *  CrucialTec Co., Ltd.................................. 378,280    836,742
#    CS Wind Corp.........................................  46,867  1,213,527
# *  CTC BIO, Inc.........................................  82,400  1,020,753
# *  CTGen Co., Ltd....................................... 164,108    577,889
     Cuckoo Holdings Co., Ltd.............................   7,396  1,061,546
*    Cuckoo Homesys Co., Ltd..............................   4,449    877,362
# *  Curo Co., Ltd........................................ 805,869    575,767
# *  CUROCOM Co., Ltd..................................... 289,543    543,639

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED



                                                         SHARES   VALUE>>
                                                         ------- ----------
SOUTH KOREA -- (Continued)
# *  Curoholdings Co., Ltd.............................. 423,171 $  343,211
#    Cymechs, Inc.......................................  40,944    404,326
#    D.I Corp........................................... 210,467    973,906
#    DA Technology Co., Ltd.............................  46,534    749,137
#    Dae Dong Industrial Co., Ltd.......................  96,824    640,248
     Dae Han Flour Mills Co., Ltd.......................   7,679  1,222,978
     Dae Hwa Pharmaceutical Co., Ltd....................  76,037  1,636,293
#    Dae Hyun Co., Ltd.................................. 240,518    551,627
# *  Dae Won Chemical Co., Ltd.......................... 273,923    525,136
     Dae Won Kang Up Co., Ltd........................... 161,566    596,707
# *  Dae Young Packaging Co., Ltd....................... 622,311    461,438
#    Daea TI Co., Ltd................................... 552,451  3,457,174
#    Daebongls Co., Ltd.................................  69,097    549,605
#    Daechang Co., Ltd.................................. 314,932    306,441
     Daechang Forging Co., Ltd..........................   8,880    359,086
     Daeduck Electronics Co............................. 277,627  2,113,941
     Daeduck GDS Co., Ltd............................... 157,900  1,898,269
     Daegu Department Store.............................  32,833    291,703
# *  Daehan New Pharm Co., Ltd..........................  79,981    948,315
#    Daehan Steel Co., Ltd.............................. 125,858    865,706
#    Dae-Il Corp........................................ 101,568    560,323
#    Daejoo Co., Ltd....................................  12,773     19,764
# *  Daejoo Electronic Materials Co., Ltd...............  81,087  2,296,215
     Daekyo Co., Ltd.................................... 242,152  1,606,959
#    Daelim B&Co Co., Ltd...............................  98,313    459,800
#    Daelim C&S Co., Ltd................................   6,122     68,038
# *  DAEMYUNG Corp. Co., Ltd............................ 358,770    834,157
#    Daeryuk Can Co., Ltd............................... 104,537    599,240
     Daesang Corp....................................... 202,207  4,451,926
#    Daesang Holdings Co., Ltd.......................... 142,191  1,060,533
     Daesung Energy Co., Ltd............................  65,638    345,926
#    Daesung Holdings Co., Ltd..........................  26,734    170,790
# *  Daesung Industrial Co., Ltd........................  60,630    282,270
# *  Daesung Private Equity, Inc........................  82,949    165,710
# *  Daewon Cable Co., Ltd.............................. 428,874    668,437
# *  Daewon Media Co., Ltd..............................  77,129    559,685
#    Daewon Pharmaceutical Co., Ltd..................... 117,733  2,033,413
#    Daewon San Up Co., Ltd............................. 104,480    627,111
# *  Daewoo Electronic Components Co., Ltd.............. 260,620    541,282
*    Daewoo Shipbuilding & Marine Engineering Co., Ltd..  67,632  1,596,969
     Daewoong Co., Ltd.................................. 185,019  2,434,835
     Daewoong Pharmaceutical Co., Ltd...................  10,464  1,716,430
*    Dahaam E-Tec Co., Ltd..............................   2,100     50,498
     Daihan Pharmaceutical Co., Ltd.....................  37,153  1,420,499
     Daishin Securities Co., Ltd........................ 297,668  3,122,041
# *  Danal Co., Ltd..................................... 376,500  1,540,228
#    Danawa Co., Ltd....................................  54,302    790,581
#    Daou Data Corp..................................... 161,737  1,645,220
#    Daou Technology, Inc............................... 267,720  5,684,581
# *  Dasan Networks, Inc................................ 122,909    765,292
#    Dawonsys Co., Ltd.................................. 167,481  2,127,627
# *  DAYLI BlockChian Co., Ltd..........................  73,950    137,731
#    Dayou Automotive Seat Technology Co., Ltd.......... 502,384    469,953
# *  Dayou Plus Co., Ltd................................ 443,110    439,098
     DB Financial Investment Co., Ltd................... 276,105    968,477
     DB HiTek Co., Ltd.................................. 293,840  4,424,101
# *  DB, Inc............................................ 845,713    654,872
#    DCM Corp...........................................  42,882    479,564
# *  Deco&E Co., Ltd.................................... 465,488    410,638

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED



                                                       SHARES   VALUE>>
                                                       ------- ----------
SOUTH KOREA -- (Continued)
# *  Deutsch Motors, Inc.............................. 186,431 $  919,272
#    Development Advance Solution Co., Ltd............   9,029     65,710
#    DHP Korea Co., Ltd...............................  85,942  1,107,577
     Digital Chosun Co., Ltd.......................... 216,515    376,611
     Digital Daesung Co., Ltd.........................   8,429     33,958
# *  Digital Optics Co., Ltd..........................  63,634     74,486
#    Digital Power Communications Co., Ltd............ 257,065    851,127
*    DIO Corp......................................... 101,568  3,162,648
#    Display Tech Co., Ltd............................  52,616    182,922
#    DMS Co., Ltd..................................... 162,618    974,610
#    DNF Co., Ltd.....................................  75,618    792,725
#    Dong A Eltek Co., Ltd............................  78,504    672,354
# *  Dong Ah Tire & Rubber Co., Ltd...................  44,790    522,877
     Dong-A Socio Holdings Co., Ltd...................  21,487  1,856,971
     Dong-A ST Co., Ltd...............................  45,846  3,932,196
#    Dong-Ah Geological Engineering Co., Ltd..........  76,065  1,092,770
#    Dongbang Transport Logistics Co., Ltd............  64,316    102,755
# *  Dongbu Corp......................................  70,461    579,247
# *  Dongbu Steel Co., Ltd............................  74,240    484,137
#    Dong-Il Corp.....................................   6,596    329,810
     Dongil Industries Co., Ltd.......................  11,279    650,994
     Dongjin Semichem Co., Ltd........................ 255,935  2,653,510
# *  Dongkook Industrial Co., Ltd..................... 157,704    154,802
     DongKook Pharmaceutical Co., Ltd.................  38,218  2,149,347
#    Dongkuk Industries Co., Ltd...................... 312,436    888,093
     Dongkuk Steel Mill Co., Ltd...................... 548,157  3,766,230
#    Dongkuk Structures & Construction Co., Ltd....... 299,839  1,195,924
# *  Dongnam Marine Crane Co., Ltd.................... 240,030    337,950
#    Dongsung Chemical Co., Ltd.......................  17,370    217,090
#    DONGSUNG Corp.................................... 226,392  1,215,353
# *  Dongsung Finetec Co., Ltd........................ 143,327    791,395
#    Dongwha Enterprise Co., Ltd......................  28,221    745,234
#    Dongwha Pharm Co., Ltd........................... 200,939  1,992,548
# *  DongWon Co., Ltd.................................  31,542    344,397
     Dongwon Development Co., Ltd..................... 519,419  1,838,996
#    Dongwon F&B Co., Ltd.............................  11,805  2,804,955
     Dongwon Industries Co., Ltd......................  12,383  3,524,379
#    Dongwon Systems Corp.............................  25,078    753,380
#    Dongwoo Farm To Table Co., Ltd...................  75,970    243,556
#    Dongwoon Anatech Co., Ltd........................  26,962    145,982
#    Dongyang E&P, Inc................................  41,389    379,530
# *  Dongyang Steel Pipe Co., Ltd..................... 757,870  1,416,423
*    Doosan Heavy Industries & Construction Co., Ltd.. 110,169  1,486,118
#    DoubleUGames Co., Ltd............................  69,759  3,428,784
     Douzone Bizon Co., Ltd........................... 115,131  5,586,567
# *  Dragonfly GF Co., Ltd............................  51,555    205,621
#    DRB Holding Co., Ltd.............................  64,591    390,963
# *  Dream Security Co., Ltd.......................... 136,849    661,478
# *  DRTECH Corp...................................... 152,670    255,214
#    DSK Co., Ltd.....................................  98,543    474,370
#    DSR Corp.........................................  23,050     94,857
#    DSR Wire Corp....................................  66,361    281,142
# *  DST ROBOT Co., Ltd............................... 505,427    768,671
*    DT&C Co., Ltd....................................   3,240     27,480
#    DTR Automotive Corp..............................  32,595    982,565
# *  Duk San Neolux Co., Ltd..........................  86,364  1,321,755
# *  Duksan Hi-Metal Co., Ltd.........................  66,695    404,255
#    Duksung Co., Ltd.................................  81,764    246,039
     DY Corp.......................................... 135,846    637,474

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED



                                                            SHARES     VALUE>>
                                                           --------- -----------
SOUTH KOREA -- (Continued)
#    DY POWER Corp........................................    60,459 $ 1,136,777
     e Tec E&C, Ltd.......................................    12,949   1,497,919
#    E1 Corp..............................................    27,073   1,583,474
#    Eagon Industrial, Ltd................................    60,472     642,675
#    Easy Bio, Inc........................................   374,482   2,560,380
# *  EcoBio Holdings Co., Ltd.............................    62,460     397,959
# *  Ecopro Co., Ltd......................................   158,695   5,442,744
#    e-Credible Co., Ltd..................................    23,364     314,397
#    Eehwa Construction Co., Ltd..........................   100,999     657,653
#    EG Corp..............................................    47,517     349,734
# *  Ehwa Technologies Information Co., Ltd............... 3,188,248     939,282
#    Elcomtec Co., Ltd....................................   261,529     472,325
# *  Elentec Co., Ltd.....................................   116,016     317,419
#    e-LITECOM Co., Ltd...................................    58,444     306,609
# *  ELK Corp.............................................   192,381     160,594
# *  EMKOREA Co., Ltd.....................................   171,332     610,581
#    EM-Tech Co., Ltd.....................................   102,271   1,677,755
# *  EMW Co., Ltd.........................................   177,355     499,678
# *  Enerzent Co., Ltd....................................   201,538     525,833
#    Enex Co., Ltd........................................   335,866     455,170
     ENF Technology Co., Ltd..............................    79,474     999,742
#    Eo Technics Co., Ltd.................................    69,018   3,953,080
# *  Esmo Corp............................................   116,007     819,747
#    Estechpharma Co., Ltd................................    89,268     849,676
# *  ESTsoft Corp.........................................    33,140     208,024
# *  E-TRON Co., Ltd...................................... 1,491,477     348,408
#    Eugene Corp..........................................   453,657   2,762,350
*    Eugene Investment & Securities Co., Ltd..............   588,034   1,530,404
#    Eugene Technology Co., Ltd...........................   128,700   1,842,747
*    Eusu Holdings Co., Ltd...............................   119,655     609,587
#    EVERDIGM Corp........................................    87,678     676,905
# *  EXA E&C, Inc.........................................    99,097     132,866
# *  Exem Co., Ltd........................................   152,435     461,736
     Exicon Co., Ltd......................................    31,648     218,965
#    Ezwelfare Co., Ltd...................................    43,872     320,576
#    F&F Co., Ltd.........................................    61,898   4,334,510
#    Farmsco..............................................   168,568   1,740,401
# *  FarmStory Co., Ltd...................................   547,789     653,918
# *  Feelingk Co., Ltd....................................   304,676     758,338
#    Feelux Co., Ltd......................................   283,759   3,094,393
#    Fila Korea, Ltd......................................   504,366  14,321,201
#    Fine DNC Co., Ltd....................................   103,000     229,748
     Fine Semitech Corp...................................     6,319      33,405
# *  Fine Technix Co., Ltd................................   211,290     454,543
# *  Finetex EnE, Inc.....................................    76,323     183,192
# *  Firstec Co., Ltd.....................................   209,199     893,167
# *  FN Republic Co., Ltd.................................   204,885     457,892
# *  Foosung Co., Ltd.....................................   431,979   4,488,552
*    Fourth-Link, Inc.....................................    26,602      49,262
     Fursys, Inc..........................................    15,442     415,482
#    Gabia, Inc...........................................    57,596     478,944
#    Galaxia Communications Co., Ltd......................   102,339     338,947
# *  Gamevil, Inc.........................................    45,326   2,112,456
#    Gaon Cable Co., Ltd..................................    23,823     469,463
# *  Genic Co., Ltd.......................................    42,514     518,615
*    Genie Music Corp.....................................   218,948   1,184,743
#    Geumhwa PSC Co., Ltd.................................     6,153     181,552
# *  Gigalane Co., Ltd....................................   254,690     661,555
     GIIR, Inc............................................    15,410     111,974

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES   VALUE>>
                                                           ------- ----------
SOUTH KOREA -- (Continued)
*    Global Display Co., Ltd..............................  36,299 $   28,717
     Global Standard Technology Co., Ltd..................  11,274     70,045
#    GMB Korea Corp.......................................  79,071    504,218
     GnCenergy Co., Ltd...................................  12,891     68,375
# *  GNCO Co., Ltd........................................ 682,448  1,338,476
     GOLFZON Co., Ltd.....................................  26,580    929,540
     Golfzon Newdin Holdings Co., Ltd..................... 213,783    811,766
# *  Good People Co., Ltd................................. 190,533    728,425
     Grand Korea Leisure Co., Ltd.........................  88,399  1,951,003
     Green Cross Cell Corp................................  15,877    489,819
     GS Global Corp....................................... 415,668  1,232,089
     GS Home Shopping, Inc................................  28,185  5,015,973
# *  G-SMATT GLOBAL Co., Ltd.............................. 127,846  1,305,978
#    Gwangju Shinsegae Co., Ltd...........................   3,686    682,488
# *  GY Commerce Co., Ltd................................. 149,142    390,074
#    HAESUNG DS Co., Ltd..................................  76,086  1,301,823
#    Haesung Industrial Co., Ltd..........................  25,164    305,667
# *  Haesung Optics Co., Ltd..............................  60,772    174,157
#    Haimarrow Food Service Co., Ltd...................... 157,234    454,525
#    Haitai Confectionery & Foods Co., Ltd................  59,742    690,070
#    Halla Corp........................................... 156,841    746,498
#    Halla Holdings Corp..................................  90,239  3,734,265
# *  Han Chang Corp.......................................  60,815    101,312
#    Han Kuk Carbon Co., Ltd.............................. 265,268  1,329,632
# *  Hana Micron, Inc..................................... 152,743    658,476
#    Hana Tour Service, Inc...............................  79,962  5,583,311
#    Hancom MDS, Inc......................................  52,411    863,252
     Hancom, Inc.......................................... 152,021  2,294,508
#    Handok, Inc..........................................  54,249  1,233,122
     Handsome Co., Ltd.................................... 153,029  5,168,077
     Hanil Cement Co., Ltd................................  28,711  3,683,036
# *  Hanil Vacuum Co., Ltd................................ 342,141    629,819
*    Hanjin Heavy Industries & Construction Co., Ltd...... 712,169  1,783,788
# *  Hanjin Heavy Industries & Construction Holdings Co.,
       Ltd................................................  87,816    311,955
     Hanjin Kal Corp...................................... 415,081  6,855,588
     Hanjin Transportation Co., Ltd.......................  86,910  1,801,038
# *  Hankook Cosmetics Co., Ltd...........................  77,549    886,847
#    Hankook Cosmetics Manufacturing Co., Ltd.............  15,453    454,276
     Hankook Shell Oil Co., Ltd...........................   5,352  1,682,206
# *  Hankook Technology, Inc..............................  79,500     92,851
     Hankuk Glass Industries, Inc.........................   9,314    448,850
#    Hankuk Paper Manufacturing Co., Ltd..................  24,143    462,020
#    Hankuk Steel Wire Co., Ltd...........................  58,735    147,752
#    Hanla IMS Co., Ltd...................................  43,244    263,883
#    Hanmi Semiconductor Co., Ltd......................... 230,587  2,195,947
#    HanmiGlobal Co., Ltd.................................  65,410    623,745
#    Hans Biomed Corp.....................................  62,852  1,522,575
     Hansae Co., Ltd...................................... 179,726  2,678,829
#    Hansae MK Co., Ltd...................................  44,029    336,908
     Hansae Yes24 Holdings Co., Ltd.......................  96,969    658,685
#    Hanshin Construction.................................  60,839  1,099,670
#    Hanshin Machinery Co................................. 226,979    489,083
     Hansol Chemical Co., Ltd.............................  76,789  5,329,917
     Hansol Holdings Co., Ltd............................. 389,445  1,656,225
#    Hansol HomeDeco Co., Ltd............................. 664,337    947,114
     Hansol Paper Co., Ltd................................ 145,379  2,388,549
*    Hansol Technics Co., Ltd............................. 166,414  1,511,778
# *  Hanwha Aerospace Co., Ltd............................ 120,402  2,428,608
# *  Hanwha Galleria Timeworld Co., Ltd...................  17,255    474,350

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE>>
                                                           --------- ----------
SOUTH KOREA -- (Continued)
     Hanwha General Insurance Co., Ltd....................   440,168 $2,615,494
# *  Hanwha Investment & Securities Co., Ltd.............. 1,037,505  2,360,296
#    Hanyang Eng Co., Ltd.................................    80,741  1,304,570
     Hanyang Securities Co., Ltd..........................    41,592    276,123
# *  Harim Co., Ltd.......................................   428,356  1,189,751
#    HB Technology Co., Ltd...............................   451,483  1,154,810
     HDC Hyundai Engineering Plastics Co., Ltd............   161,066    859,414
#    HDC I-Controls Co., Ltd..............................    43,044    502,221
# *  HDPRO Co., Ltd.......................................    61,590    168,075
# *  Heung-A Shipping Co., Ltd............................ 1,444,950    729,711
# *  Heungkuk Fire & Marine Insurance Co., Ltd............   307,381  1,699,703
#    High Tech Pharm Co., Ltd.............................    23,615    244,379
     Hite Jinro Co., Ltd..................................    66,881  1,088,318
     Hitejinro Holdings Co., Ltd..........................    72,185    544,878
# *  HizeAero Co., Ltd....................................     9,927     52,056
# *  HLB POWER Co., Ltd...................................   173,795    187,288
#    Home Center Holdings Co., Ltd........................   534,946    799,646
# *  Homecast Co., Ltd....................................   247,449  1,708,789
#    HS Industries Co., Ltd...............................   331,416  2,216,555
#    HS R&A Co., Ltd......................................   262,709    488,686
# *  HSD Engine Co., Ltd..................................   194,910    676,398
# *  Huayi Brothers Korea Co., Ltd........................    77,945    256,387
     Huchems Fine Chemical Corp...........................   207,472  5,881,349
# *  Humax Co., Ltd.......................................   155,122  1,060,157
     Humedix Co., Ltd.....................................    47,028  1,313,679
# *  Huneed Technologies..................................    87,618    722,265
     Huons Co., Ltd.......................................    44,325  3,818,307
     Huons Global Co., Ltd................................    43,499  2,143,422
#    Husteel Co., Ltd.....................................    20,207    249,331
#    Huvis Corp...........................................   124,216    986,997
#    Huvitz Co., Ltd......................................    86,724    939,546
     Hwa Shin Co., Ltd....................................   153,608    470,041
     Hwacheon Machine Tool Co., Ltd.......................     6,481    301,798
#    Hwail Pharm Co., Ltd.................................    74,710    472,286
# *  Hwajin Co., Ltd......................................   164,795    454,723
#    Hwangkum Steel & Technology Co., Ltd.................    78,961    769,828
     HwaSung Industrial Co., Ltd..........................    79,316    985,422
#    Hy-Lok Corp..........................................    76,315  1,671,916
#    Hyosung ONB Co., Ltd.................................    15,415    155,845
#    HyosungITX Co., Ltd..................................    29,128    285,905
#    Hyundai BNG Steel Co., Ltd...........................    92,077    904,386
# *  Hyundai Cement Co....................................    22,245  1,130,022
# *  Hyundai Construction Equipment Co., Ltd..............    26,700  3,184,146
#    Hyundai Corp Holdings, Inc...........................    45,036  1,091,541
#    Hyundai Corp.........................................    68,663  2,002,116
     Hyundai Elevator Co., Ltd............................    91,581  7,503,710
     Hyundai Greenfood Co., Ltd...........................   278,345  3,373,756
     Hyundai Home Shopping Network Corp...................    35,887  3,531,079
     Hyundai Hy Communications & Networks Co., Ltd........   332,548  1,233,642
*    Hyundai IBT Co., Ltd.................................    49,923    231,261
# *  Hyundai Information Technology Co., Ltd..............    49,162     90,949
#    Hyundai Livart Furniture Co., Ltd....................   120,416  2,409,876
# *  Hyundai Merchant Marine Co., Ltd..................... 1,115,504  4,789,293
     Hyundai Motor Securities Co., Ltd....................   155,856  1,343,543
#    Hyundai Pharmaceutical Co., Ltd......................   191,697    873,034
# *  Hyundai Rotem Co., Ltd...............................    23,549    571,756
#    Hyundai Telecommunication Co., Ltd...................    26,501    263,649
#    Hyundai Wia Corp.....................................    81,813  3,450,282
#    HyVision System, Inc.................................    99,434  1,412,574

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES    VALUE>>
                                                        --------- ----------
SOUTH KOREA -- (Continued)
# *  I&C Technology Co., Ltd...........................    60,475 $  219,019
#    i3system, Inc.....................................    35,584    588,544
# *  iA, Inc...........................................   211,507    640,939
#    ICD Co., Ltd......................................   110,626  1,005,735
# *  ICK Co., Ltd......................................    90,280    113,223
# *  i-Components Co., Ltd.............................    43,399    316,215
# *  IHQ, Inc..........................................   535,723    983,400
#    Il Dong Pharmaceutical Co., Ltd...................    56,461  1,126,102
#    IlDong Holdings Co., Ltd..........................    33,200    416,253
#    Iljin Diamond Co., Ltd............................    39,011    826,551
#    Iljin Display Co., Ltd............................   135,454    529,776
#    Iljin Electric Co., Ltd...........................   135,159    549,269
# *  Iljin Holdings Co., Ltd...........................   203,422    854,486
     Iljin Materials Co., Ltd..........................   139,448  6,639,967
#    Ilshin Spinning Co., Ltd..........................    11,815  1,141,325
# *  Ilshin Stone Co., Ltd.............................   387,655    610,380
# *  ilShinbiobase Co., Ltd............................   254,428    492,848
#    Ilsung Pharmaceuticals Co., Ltd...................     4,076    373,441
*    Ilyang Pharmaceutical Co., Ltd....................    74,087  2,136,675
# *  IM Co., Ltd.......................................   320,831    417,388
     iMarketKorea, Inc.................................   170,219  1,071,182
     InBody Co., Ltd...................................    93,707  2,121,809
# *  INCON Co., Ltd....................................    83,805    759,585
# *  Incross Co., Ltd..................................    21,600    498,326
# *  Infinitt Healthcare Co., Ltd......................   124,252    818,114
     InfoBank Corp.....................................     4,325     25,700
# *  Infraware, Inc....................................   184,486    301,639
#    INITECH Co., Ltd..................................    67,933    438,211
# *  InkTec Co., Ltd...................................    12,678     40,415
     Innocean Worldwide, Inc...........................    58,969  2,912,825
# *  InnoWireless, Inc.................................    24,013    412,083
*    Innox Advanced Materials Co., Ltd.................    46,014  2,305,597
*    Inscobee, Inc.....................................    91,539    610,966
# *  Insun ENT Co., Ltd................................   266,481  1,719,711
# *  Insung Information Co., Ltd.......................    84,518    292,520
#    Intelligent Digital Integrated Security Co., Ltd..    33,909    267,649
# *  Interflex Co., Ltd................................    78,782  1,293,071
     Intergis Co., Ltd.................................    11,220     29,704
     Interojo Co., Ltd.................................    64,732  2,034,643
#    Interpark Corp....................................   108,768    643,895
     Interpark Holdings Corp...........................   396,877    963,580
     INTOPS Co., Ltd...................................   116,641    947,787
#    INVENIA Co., Ltd..................................   110,992    327,368
#    Inzi Controls Co., Ltd............................    69,983    342,103
#    INZI Display Co., Ltd.............................    32,254     46,721
# *  Iones Co., Ltd....................................    69,542    884,257
     IS Dongseo Co., Ltd...............................   111,985  2,823,974
#    ISC Co., Ltd......................................    74,346    986,086
     i-SENS, Inc.......................................    98,612  2,062,101
     ISU Chemical Co., Ltd.............................    96,249    961,358
#    IsuPetasys Co., Ltd...............................   234,729    770,017
#    It's Hanbul Co., Ltd..............................    49,259  2,202,290
#    J.ESTINA Co., Ltd.................................   101,245    613,820
#    Jahwa Electronics Co., Ltd........................    95,508  1,200,452
#    JASTECH, Ltd......................................    69,839    579,593
# *  Jayjun Cosmetic Co., Ltd..........................   181,470  3,246,054
     JB Financial Group Co., Ltd....................... 1,158,388  6,162,775
#    JC Hyun System, Inc...............................    96,331    760,041
*    Jcontentree Corp..................................   291,540  1,541,070

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED



                                                            SHARES    VALUE>>
                                                           --------- ----------
SOUTH KOREA -- (Continued)
#    Jeil Pharma Holdings, Inc............................    16,398 $  352,050
     Jeil Pharmaceutical Co., Ltd.........................     5,220    161,089
     Jeju Air Co., Ltd....................................    58,366  2,216,861
# *  Jeju Semiconductor Corp..............................   136,852    566,776
# *  Jeongsan Aikang Co., Ltd.............................   237,589    575,768
     Jinro Distillers Co., Ltd............................    15,561    425,763
#    Jinsung T.E.C........................................    98,223    888,773
#    JLS Co., Ltd.........................................    62,953    404,518
*    JoyCity Corp.........................................    11,115    142,877
# *  Joymax Co., Ltd......................................    10,140     90,595
#    JS Corp..............................................    33,998    419,181
#    Jusung Engineering Co., Ltd..........................   315,545  2,562,082
#    JVM Co., Ltd.........................................    30,590  1,217,020
#    JW Holdings Corp.....................................   265,962  1,716,636
#    JW Life Science Corp.................................    37,540    797,238
#    JW Pharmaceutical Corp...............................    86,890  2,796,986
# *  .JYP Entertainment Corp..............................   211,588  4,308,312
# *  Kanglim Co., Ltd.....................................   231,901    673,006
#    Kangnam Jevisco Co., Ltd.............................    29,571    682,774
#    KAON Media Co., Ltd..................................   111,714    830,511
*    KB Metal Co., Ltd....................................     4,711     10,432
     KC Co., Ltd..........................................    71,752  1,078,426
     KC Cottrell Co., Ltd.................................    15,012     53,948
#    KC Green Holdings Co., Ltd...........................   122,562    478,378
     KC Tech Co., Ltd.....................................    77,245  1,213,583
#    KCC Engineering & Construction Co., Ltd..............    62,491    478,552
     KCI, Ltd.............................................    12,732    108,673
# *  KD Construction Co., Ltd............................. 2,642,950    309,996
#    KEC Corp.............................................   628,578    703,302
#    KEPCO Engineering & Construction Co., Inc............   111,799  2,135,564
#    Keyang Electric Machinery Co., Ltd...................   205,292    788,973
# *  KEYEAST Co., Ltd.....................................   466,462  1,094,360
     KG Chemical Corp.....................................    68,855  1,789,024
#    KG Eco Technology Service Co., Ltd...................   306,674  1,039,662
     Kginicis Co., Ltd....................................   136,223  2,288,463
     KGMobilians Co., Ltd.................................   138,520    992,302
# *  .KH Vatec Co., Ltd...................................   135,110  1,283,475
     KINX, Inc............................................       514     12,182
     KISCO Corp...........................................   187,850  1,075,581
#    KISCO Holdings Co., Ltd..............................    54,792    566,172
#    Kishin Corp..........................................    49,420    176,780
     KISWIRE, Ltd.........................................    58,181  1,456,014
# *  Kiwi Media Group Co., Ltd............................ 1,379,791    606,427
# *  KleanNara Co., Ltd...................................   154,710    539,659
#    KL-Net Corp..........................................   122,853    358,539
     KM Corp..............................................     1,210     10,345
*    KMH Co., Ltd.........................................   123,798    783,183
# *  KMH Hitech Co., Ltd..................................   147,148    146,098
# *  KMW Co., Ltd.........................................    48,956  1,257,380
#    Kocom Co., Ltd.......................................    59,560    393,238
#    Kodaco Co., Ltd......................................   278,877    673,169
#    Koentec Co., Ltd.....................................    77,279    365,477
     Koh Young Technology, Inc............................    87,881  8,573,576
     Kolmar BNH Co., Ltd..................................    68,463  1,509,993
     Kolon Corp...........................................    56,224  2,063,162
#    Kolon Global Corp....................................    46,405    346,596
# *  Kolon Life Science, Inc..............................    54,814  3,533,372
#    Kolon Plastic, Inc...................................   122,692    794,817
#    Komelon Corp.........................................    39,167    295,321

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE>>
                                                           --------- ----------
SOUTH KOREA -- (Continued)
     KoMiCo, Ltd..........................................    15,532 $  447,158
# *  KONA I Co., Ltd......................................   116,957  1,333,612
#    Kook Soon Dang Brewery Co., Ltd......................   102,707    519,282
#    Kopla Co., Ltd.......................................   117,693    382,333
#    Korea Airport Service Co., Ltd.......................     1,112     40,383
#    Korea Alcohol Industrial Co., Ltd....................   112,755    873,865
#    Korea Asset In Trust Co., Ltd........................   274,393  1,354,483
#    Korea Autoglass Corp.................................    70,686    765,943
#    Korea Cast Iron Pipe Industries Co., Ltd.............    75,632    677,246
# *  Korea Circuit Co., Ltd...............................    98,725    638,796
     Korea District Heating Corp..........................    26,322  1,538,020
     Korea Electric Terminal Co., Ltd.....................    47,596  1,958,800
#    Korea Electronic Certification Authority, Inc........   139,013    641,513
#    Korea Electronic Power Industrial Development Co.,
       Ltd................................................    74,881    239,796
     Korea Export Packaging Industrial Co., Ltd...........     5,621    104,563
*    Korea Flange Co., Ltd................................   103,880    154,570
#    Korea Fuel-Tech Corp.................................    79,102    153,926
#    Korea Industrial Co., Ltd............................    95,471    236,261
*    Korea Information & Communications Co., Ltd..........   117,495  1,078,535
#    Korea Information Certificate Authority, Inc.........   150,707    628,582
#    Korea Kolmar Holdings Co., Ltd.......................    59,649  1,897,025
# *  Korea Line Corp......................................   121,541  2,480,215
# *  Korea Materials & Analysis Corp......................    41,315    402,186
     Korea Real Estate Investment & Trust Co., Ltd........ 1,030,820  2,651,640
#    Korea United Pharm, Inc..............................    88,713  1,902,889
     Korean Reinsurance Co................................   485,702  4,797,178
     Kortek Corp..........................................    89,452  1,393,098
# *  KPM Tech Co., Ltd....................................    56,074     78,402
#    KPX Chemical Co., Ltd................................    17,179  1,012,144
# *  KR Motors Co., Ltd...................................    37,711     19,778
#    KSIGN Co., Ltd.......................................   366,924    522,006
#    KSS LINE, Ltd........................................   114,094    765,726
*    KT Hitel Co., Ltd....................................   107,174    546,755
     KT Skylife Co., Ltd..................................   191,759  2,247,385
#    KT Submarine Co., Ltd................................   129,898    497,543
# *  KTB Investment & Securities Co., Ltd.................   443,890  1,448,832
     KTCS Corp............................................   260,233    506,324
     Ktis Corp............................................   217,997    525,079
#    Kuk Young G&M........................................   186,943    254,431
#    Kukbo Design Co., Ltd................................    30,951    523,422
     Kukdo Chemical Co., Ltd..............................    31,215  1,665,518
*    Kukdong Corp.........................................     2,138      6,038
#    Kukdong Oil & Chemicals Co., Ltd.....................    89,179    273,612
# *  Kuk-il Paper Manufacturing Co., Ltd..................   729,098    690,317
# *  Kum Yang Co., Ltd....................................   101,497    198,824
# *  Kumho Electric Co., Ltd..............................    19,049    122,712
     Kumho Industrial Co., Ltd............................   199,815  1,871,228
# *  Kumho Tire Co., Inc..................................   951,984  5,331,165
#    Kumkang Kind Co., Ltd................................    21,211    463,411
     Kwang Dong Pharmaceutical Co., Ltd...................   313,294  2,103,955
# *  Kwang Myung Electric Co., Ltd........................   378,243    969,990
     Kwangju Bank Co., Ltd................................   228,418  2,249,375
# *  Kyeryong Construction Industrial Co., Ltd............    26,466    524,796
     Kyobo Securities Co., Ltd............................   192,176  1,598,465
     Kyongbo Pharmaceutical Co., Ltd......................    95,168  1,054,276
#    Kyung Dong Navien Co., Ltd...........................    51,000  2,833,733
# *  Kyung Nam Pharm Co., Ltd.............................    62,169    716,918
#    Kyungbang Co., Ltd...................................    87,364    996,586
     Kyungchang Industrial Co., Ltd.......................    32,502     55,926

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE>>
                                                           --------- ----------
SOUTH KOREA -- (Continued)
     KyungDong City Gas Co., Ltd..........................    23,254 $  916,241
#    KyungDong Invest Co., Ltd............................     9,266    401,253
     Kyungdong Pharm Co., Ltd.............................   125,204  1,355,239
#    Kyung-In Synthetic Corp..............................   254,644  1,252,806
#    L&F Co., Ltd.........................................   108,005  4,944,977
# *  L&K Biomed Co., Ltd..................................    22,940    238,568
# *  LabGenomics Co., Ltd.................................    49,913    355,076
# *  LB Semicon, Inc......................................   266,066  1,266,917
#    LEADCORP, Inc. (The).................................   150,125    753,179
# *  Leaders Cosmetics Co., Ltd...........................   101,387  1,251,455
     Lee Ku Industrial Co., Ltd...........................   223,689    384,041
     LEENO Industrial, Inc................................    79,506  4,757,015
# *  Leenos Corp..........................................   218,914    454,449
     LF Corp..............................................   177,753  4,375,034
     LG Hausys, Ltd.......................................    58,549  3,524,439
     LG International Corp................................   270,966  5,725,357
#    LIG Nex1 Co., Ltd....................................   111,234  3,453,394
#    Lion Chemtech Co., Ltd...............................    58,523    580,382
# *  Liveplex Co., Ltd....................................   686,550    589,836
#    LMS Co., Ltd.........................................    53,714    331,382
     Lock & Lock Co., Ltd.................................   160,625  2,985,502
# *  LONGTU KOREA, Inc....................................   101,973    475,696
#    LOT Vacuum Co., Ltd..................................    73,359    792,078
     Lotte Chilsung Beverage Co., Ltd.....................       601    752,093
     LOTTE Fine Chemical Co., Ltd.........................    49,383  2,723,518
     Lotte Food Co., Ltd..................................     1,715  1,356,720
#    LOTTE Himart Co., Ltd................................    19,015  1,313,209
#    Lotte Non-Life Insurance Co., Ltd....................   650,312  1,560,563
# *  Lotte Tour Development Co., Ltd......................    57,616    980,341
     LS Cable & System Asia, Ltd..........................    78,837    474,134
*    Lumens Co., Ltd......................................   376,967  1,245,670
#    Lutronic Corp........................................   145,318  1,570,777
     LVMC Holdings........................................   211,135    736,016
# *  Macrogen, Inc........................................    76,933  2,243,292
     Maeil Holdings Co., Ltd..............................    74,003    963,329
# *  Magicmicro Co., Ltd..................................   164,448    703,594
# *  Majestar Co., Ltd....................................   253,982    125,583
     MAKUS, Inc...........................................    11,787     54,697
# *  Maniker Co., Ltd.....................................    42,141     35,159
#    Mcnex Co., Ltd.......................................    51,891    833,114
# *  ME2ON Co., Ltd.......................................   189,663  1,127,219
#    Mediana Co., Ltd.....................................    39,351    262,552
*    Medipost Co., Ltd....................................    10,548    783,803
#    Meerecompany, Inc....................................    25,470  3,027,349
#    MegaStudy Co., Ltd...................................    64,566    863,015
     MegaStudyEdu Co., Ltd................................     8,206  1,217,462
# *  Melfas, Inc..........................................   166,086    522,459
#    META BIOMED Co., Ltd.................................   157,118    517,278
# *  Mgame Corp...........................................   136,770    439,515
# *  MGENPLUS Co., Ltd....................................   101,778    915,445
#    Mi Chang Oil Industrial Co., Ltd.....................     6,207    446,160
# *  MiCo, Ltd............................................   235,572    844,821
# *  Microfriend, Inc.....................................    45,677    232,343
# *  Midong & Cinema Co., Ltd.............................    11,719     40,574
#    Minwise Co., Ltd.....................................    74,014  1,385,667
     Mirae Asset Life Insurance Co., Ltd..................   720,495  3,490,215
# *  Mirae Corp........................................... 5,167,826  1,083,671
#    Miwon Chemicals Co., Ltd.............................     3,853    160,604
*    Miwon Commercial Co., Ltd............................       716    160,347

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES   VALUE>>
                                                           ------- ----------
SOUTH KOREA -- (Continued)
#    Miwon Specialty Chemical Co., Ltd....................  13,060 $  736,472
#    MK Electron Co., Ltd................................. 135,468  1,175,919
# *  MNTech Co., Ltd...................................... 154,760    546,684
#    Mobase Co., Ltd...................................... 130,616    538,021
# *  Mobile Appliance, Inc................................  79,146    422,704
# *  Moda, Inc............................................  65,986    348,201
# *  Moda-InnoChips Co., Ltd..............................  14,702    113,460
     Modetour Network, Inc................................ 132,911  2,997,301
#    Monalisa Co., Ltd.................................... 108,874    340,026
#    MonAmi Co., Ltd...................................... 112,097    297,798
#    Moorim P&P Co., Ltd.................................. 196,736  1,419,945
#    Moorim Paper Co., Ltd................................ 149,278    414,615
#    Motonic Corp.........................................  88,699    715,017
# *  MP Group, Inc........................................ 151,072     33,298
#    MP Hankang Co., Ltd..................................  67,947    171,133
#    MS Autotech Co., Ltd................................. 143,953    324,785
     Muhak Co., Ltd....................................... 122,263  1,656,828
#    Multicampus Corp.....................................  18,718    607,262
#    MyungMoon Pharm Co., Ltd............................. 169,439    977,844
#    Namhae Chemical Corp................................. 211,659  2,864,256
*    NamKwang Engineering & Construction Co., Ltd.........     892     15,013
# *  Namsun Aluminum Co., Ltd............................. 677,470    669,116
# *  Namuga Co., Ltd......................................   9,406    162,508
     Namyang Dairy Products Co., Ltd......................   2,928  1,678,806
# *  Nano Chem Tech, Inc..................................  53,373    307,813
*    NanoenTek, Inc.......................................  44,404    236,868
#    Nasmedia Co., Ltd....................................  29,359  1,472,385
# *  Nature & Environment Co., Ltd........................ 161,700    283,499
#    NeoPharm Co., Ltd....................................  38,474  1,827,112
# *  Neowiz............................................... 136,646  2,141,749
# *  NEOWIZ HOLDINGS Corp.................................  42,417    543,216
     NEPES Corp........................................... 158,873  1,680,772
# *  Neuros Co., Ltd...................................... 111,435    650,326
#    New Power Plasma Co., Ltd............................  31,538    506,330
#    Nexen Corp........................................... 257,315  1,404,472
     Nexen Tire Corp...................................... 264,279  2,539,200
# *  Nexon GT Co., Ltd.................................... 122,123    861,907
# *  Next Entertainment World Co., Ltd.................... 119,100    727,384
#    NextEye Co., Ltd..................................... 174,624    411,041
#    Nexturn Co., Ltd.....................................  56,906    695,123
*    NHN BUGS Corp........................................  55,774    420,356
# *  NHN Entertainment Corp............................... 107,792  6,066,625
# *  NHN KCP Corp......................................... 105,232  1,345,899
     NI Steel Co., Ltd....................................   6,100     15,340
     NICE Holdings Co., Ltd............................... 131,395  1,877,756
#    Nice Information & Telecommunication, Inc............  47,343  1,031,619
     NICE Information Service Co., Ltd.................... 272,052  2,468,284
#    NICE Total Cash Management Co., Ltd.................. 178,566  2,096,485
# *  NK Co., Ltd.......................................... 525,544    671,998
#    Nong Shim Holdings Co., Ltd..........................  14,750  1,286,922
#    Nong Woo Bio Co., Ltd................................  68,663    925,579
#    Noroo Holdings Co., Ltd..............................  15,804    195,864
#    NOROO Paint & Coatings Co., Ltd......................  81,625    803,219
     NPC..................................................  66,771    258,937
     NS Shopping Co., Ltd................................. 145,658  1,635,033
*    NSN Co., Ltd.........................................  21,387     38,681
# *  nTels Co., Ltd.......................................  20,243    222,824
# *  Nuri Telecom Co., Ltd................................  57,184    455,105
# *  NUTRIBIOTECH Co., Ltd................................  87,742  1,690,504

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES   VALUE>>
                                                           ------- ----------
SOUTH KOREA -- (Continued)
# *  NUVOTEC Co., Ltd..................................... 153,125 $  176,032
# *  Omnisystem Co., Ltd.................................. 306,179    755,824
#    Openbase, Inc........................................ 221,380    552,457
#    Opto Device Technology Co., Ltd......................  83,155    468,816
#    OptoElectronics Solutions Co., Ltd...................  10,853     99,669
# *  OPTRON-TEC, Inc...................................... 151,048    726,030
# *  Orbitech Co., Ltd.................................... 159,009    642,032
# *  Orientbio, Inc....................................... 925,332    747,593
#    Orion Holdings Corp..................................  49,721  1,007,464
# *  OSANGJAIEL Co., Ltd..................................  81,778    704,060
*    Osstem Implant Co., Ltd..............................  90,651  4,222,072
# *  Osung Advanced Materials Co., Ltd.................... 234,408    572,647
#    Paik Kwang Industrial Co., Ltd....................... 100,733    275,106
#    Pang Rim Co., Ltd....................................  10,174    206,636
# *  Pan-Pacific Co., Ltd................................. 235,398    600,421
# *  PaperCorea, Inc...................................... 299,792    331,546
     Paradise Co., Ltd.................................... 396,551  6,259,194
#    Partron Co., Ltd..................................... 393,810  2,484,617
# *  Paru Co., Ltd........................................ 248,291    724,820
# *  PATI Games Corp......................................  37,610    267,286
# *  Paxnet Co., Ltd......................................  49,751    400,376
# *  People & Technology, Inc.............................  52,901    854,523
#    PHARMA RESEARCH PRODUCTS Co., Ltd....................  41,159  1,432,882
# *  Phoenix Materials Co., Ltd........................... 340,119    251,030
#    Pixelplus Co., Ltd...................................  29,482    189,420
# *  PNE Solution Co., Ltd................................  86,108  1,247,620
# *  Pobis TNC Co., Ltd................................... 261,932    283,792
     Poongsan Corp........................................ 186,949  5,479,771
#    Poongsan Holdings Corp...............................  34,674  1,318,231
#    POSCO Coated & Color Steel Co., Ltd..................  20,770    415,051
     Posco ICT Co., Ltd................................... 427,451  2,629,169
#    Posco M-Tech Co., Ltd................................ 171,558    754,371
*    Power Logics Co., Ltd................................ 232,551    951,950
#    Protec Co., Ltd......................................  45,775    729,690
#    PS TEC Co., Ltd...................................... 105,727    529,723
     PSK, Inc............................................. 121,588  2,553,633
#    Pulmuone Co., Ltd....................................   8,302    999,662
#    Pungkuk Alcohol Industry Co., Ltd....................  20,749    183,003
#    Pyeong Hwa Automotive Co., Ltd....................... 109,829    919,562
# *  RaonSecure Co., Ltd.................................. 221,364    592,556
     Rayence Co., Ltd.....................................  14,797    260,395
# *  Redrover Co., Ltd.................................... 314,062  1,077,923
#    Reyon Pharmaceutical Co., Ltd........................  56,716  1,000,441
#    RFHIC Corp...........................................  18,426    433,351
#    RFTech Co., Ltd...................................... 166,961    677,919
#    Robostar Co., Ltd....................................  51,380  1,643,868
#    Rorze Systems Corp...................................  64,507    223,093
#    S Net Systems, Inc................................... 102,884    404,410
#    S&S Tech Corp........................................ 132,790    475,275
# *  S&T Corp.............................................  15,383    207,057
# *  S&T Dynamics Co., Ltd................................ 185,357  1,062,647
     S&T Holdings Co., Ltd................................  67,890    768,313
#    S&T Motiv Co., Ltd...................................  91,766  2,775,340
# *  S.Y. Panel Co., Ltd.................................. 122,051    692,540
     Sajo Industries Co., Ltd.............................  25,607  1,391,020
# *  Sajodongaone Co., Ltd................................ 256,108    327,060
*    SAJOHAEPYO Corp......................................     574      5,983
#    Sam Chun Dang Pharm Co., Ltd......................... 128,414  4,531,394
# *  SAM KANG M&T Co., Ltd................................ 103,756    400,961

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE>>
                                                           --------- ----------
SOUTH KOREA -- (Continued)
     Sam Young Electronics Co., Ltd.......................    95,284 $1,232,005
#    Sam Yung Trading Co., Ltd............................    82,856  1,222,599
#    Sam-A Pharm Co., Ltd.................................     4,439     71,166
#    Sambo Motors Co., Ltd................................    55,200    398,310
#    Sambon Precision & Electronics Co., Ltd..............    26,816    519,952
     Samchully Co., Ltd...................................    23,546  2,391,435
#    Samchuly Bicycle Co., Ltd............................    71,468    429,953
#    Samho Development Co., Ltd...........................   159,829    715,644
# *  Samho International Co., Ltd.........................    46,386    569,530
#    SAMHWA Paints Industrial Co., Ltd....................    83,835    582,634
#    Samick Musical Instruments Co., Ltd..................   555,003  1,066,424
#    Samick THK Co., Ltd..................................    84,001  1,052,950
#    Samil Pharmaceutical Co., Ltd........................    29,359    567,179
     Samil Pharmaceutical Co., Ltd........................     2,119     10,135
#    Samji Electronics Co., Ltd...........................   104,626  1,156,527
# *  Samjin LND Co., Ltd..................................    98,862    204,623
     Samjin Pharmaceutical Co., Ltd.......................    82,503  3,393,991
#    Samkee Automotive Co., Ltd...........................   179,493    490,064
#    Samkwang Glass Co., Ltd..............................    26,261    928,983
     Sammok S-Form Co., Ltd...............................       861     10,756
#    SAMPYO Cement Co., Ltd...............................   226,765    847,762
     Samsung Climate Control Co., Ltd.....................     3,552     34,043
*    Samsung Pharmaceutical Co., Ltd......................   204,254    553,471
#    SAMT Co., Ltd........................................   453,527    736,455
#    Samwha Capacitor Co., Ltd............................    63,837  5,095,003
#    Samwha Electric Co., Ltd.............................    30,235    972,657
#    Samyang Corp.........................................    31,143  2,179,968
#    Samyang Foods Co., Ltd...............................    26,240  1,992,400
     Samyang Holdings Corp................................    35,715  3,642,056
#    Samyang Tongsang Co., Ltd............................    16,412    613,197
#    Samyoung M-Tek Co., Ltd..............................    10,739     38,084
#    Sang-A Frontec Co., Ltd..............................    60,793    810,369
# *  Sangbo Corp..........................................   203,435    362,302
# *  Sangsangin Co., Ltd..................................   277,671  5,685,732
     Sangsin Brake........................................    47,715    260,885
#    Sangsin Energy Display Precision Co., Ltd............    65,997    797,900
#    SaraminHR Co., Ltd...................................    49,012    825,235
#    Satrec Initiative Co., Ltd...........................    23,839    560,802
#    SAVEZONE I&C Corp....................................   118,777    441,963
# *  SBI Investment Korea Co., Ltd........................   753,154    776,880
*    SBS Contents Hub Co., Ltd............................    45,751    211,121
*    SBS Media Holdings Co., Ltd..........................   408,842    834,290
*    SBW.................................................. 1,093,979  1,106,188
# *  S-Connect Co., Ltd...................................   422,477    779,216
#    SD Biotechnologies Co., Ltd..........................    76,369    759,460
# *  SDN Co., Ltd.........................................   254,847    442,030
     Seah Besteel Corp....................................   120,608  2,317,935
     SeAH Holdings Corp...................................     5,096    602,010
     SeAH Steel Corp......................................    28,020  1,726,956
#    Sebang Co., Ltd......................................    83,682    906,132
     Sebang Global Battery Co., Ltd.......................    58,927  1,675,160
#    Sebo Manufacturing Engineer Corp.....................    50,252    603,916
#    Secuve Co., Ltd......................................   165,015    290,556
*    Seegene, Inc.........................................   115,994  2,713,500
#    Sejong Industrial Co., Ltd...........................    76,315    489,361
*    Sejong Telecom, Inc.................................. 2,720,131  1,391,580
# *  Sejoong Co., Ltd.....................................    80,478    239,810
# *  Sekonix Co., Ltd.....................................    78,901    553,594
# *  Selvas AI, Inc.......................................   121,995    610,694

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE>>
                                                           --------- ----------
SOUTH KOREA -- (Continued)
#    Sempio Foods Co......................................    14,221 $  425,690
#    Semyung Electric Machinery Co., Ltd..................    59,883    423,551
#    S-Energy Co., Ltd....................................    89,497    574,694
# *  Seobu T&D............................................   257,071  1,960,892
#    Seohan Co., Ltd......................................   665,350  1,268,303
#    Seohee Construction Co., Ltd......................... 1,374,142  2,090,762
     Seojin System Co., Ltd...............................     1,558     46,647
#    Seondo Electric Co., Ltd.............................    91,667    369,837
#    Seoul Auction Co., Ltd...............................    95,204    774,816
# *  Seoul Electronics & Telecom..........................   269,734    262,073
# *  Seoul Food Industrial Co., Ltd....................... 2,291,823    450,920
#    Seoul Pharma Co., Ltd................................    56,814    520,433
#    Seoul Semiconductor Co., Ltd.........................   304,747  4,920,734
# *  Seouleaguer Co., Ltd.................................   113,345    428,328
#    Seoulin Bioscience Co., Ltd..........................    26,970    256,319
# *  Seowon Co., Ltd......................................   169,363    173,713
#    SEOWONINTECH Co., Ltd................................    91,951    449,491
#    Seoyon Co., Ltd......................................   112,588    485,627
     Seoyon E-Hwa Co., Ltd................................    98,977    582,917
#    Sewha P&C, Inc.......................................   111,502    455,763
# *  Sewon Cellontech Co., Ltd............................   413,385  1,537,640
     Sewon Precision Industry Co., Ltd....................    28,422    261,676
#    SEWOONMEDICAL Co., Ltd...............................   179,369    650,754
     SFA Engineering Corp.................................   154,588  5,081,779
*    SFA Semicon Co., Ltd.................................   632,106  1,103,476
# *  SFC Co., Ltd.........................................   282,273  1,437,363
# *  SG Corp.............................................. 1,029,814    747,998
# *  SG&G Corp............................................   183,445    397,416
# *  SGA Co., Ltd.........................................   659,121    429,628
#    SGA Solutions Co., Ltd...............................   160,395    319,348
#    SH Energy & Chemical Co., Ltd........................   739,431    873,807
# *  Shin Poong Pharmaceutical Co., Ltd...................   286,037  1,758,831
     Shindaeyang Paper Co., Ltd...........................       662     43,394
#    Shinil Industrial Co., Ltd...........................   573,704    775,545
#    Shinsegae Engineering & Construction Co., Ltd........    22,925    702,702
#    Shinsegae Food Co., Ltd..............................    17,956  2,210,967
#    Shinsegae Information & Communication Co., Ltd.......     9,260    905,546
#    Shinsegae International, Inc.........................    25,637  3,956,915
# *  Shinsung E&G Co., Ltd................................   872,014  1,036,442
# *  Shinsung Tongsang Co., Ltd...........................   518,762    478,067
# *  Shinwha Intertek Corp................................   252,278    471,419
# *  Shinwon Construction Co., Ltd........................   102,422    463,569
# *  Shinwon Corp.........................................   352,571    618,144
     Shinyoung Securities Co., Ltd........................    33,458  1,734,884
#    SHOWBOX Corp.........................................   272,250    989,752
*    Signetics Corp.......................................   465,872    501,128
#    SIGONG TECH Co., Ltd.................................    91,546    580,693
#    Silicon Works Co., Ltd...............................    89,032  3,777,670
#    Silla Co., Ltd.......................................    52,411    661,081
#    SIMMTECH Co., Ltd....................................   121,212    951,748
#    SIMMTECH HOLDINGS Co., Ltd...........................   126,986    229,976
#    SIMPAC, Inc..........................................   117,343    306,238
     Sindoh Co., Ltd......................................    40,393  1,830,047
     Sinil Pharm Co., Ltd.................................     1,227     12,131
#    Sinjin SM Co., Ltd...................................     4,208     27,404
#    SJM Co., Ltd.........................................    34,349    114,604
#    SK Bioland Co., Ltd..................................    88,968  1,364,509
#    SK D&D Co., Ltd......................................    60,188  1,779,198
     SK Discovery Co., Ltd................................    24,627    730,096

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE>>
                                                           --------- ----------
SOUTH KOREA -- (Continued)
#    SK Gas, Ltd..........................................    35,424 $2,729,748
     SK Networks Co., Ltd................................. 1,047,760  4,410,999
# *  SK Securities Co., Ltd............................... 3,605,935  3,732,003
     SKC Co., Ltd.........................................   149,016  5,722,014
# *  SKC Solmics Co., Ltd.................................   223,189  1,048,366
     SKCKOLONPI, Inc......................................   112,448  5,148,369
# *  Skin n Skin Co., Ltd.................................   561,997    323,798
     SL Corp..............................................   107,299  1,962,019
# *  SM Culture & Contents Co., Ltd.......................   293,391    596,352
*    SM Entertainment Co..................................   173,695  6,000,448
# *  S-MAC Co., Ltd.......................................   928,392  1,225,317
# *  SMARK Co., Ltd.......................................   907,008    266,996
#    SMCore, Inc..........................................    73,243    916,945
#    SMEC Co., Ltd........................................   216,193    675,915
# *  SNTEK Co., Ltd.......................................     5,937     35,757
# *  SNU Precision Co., Ltd...............................   165,332    495,930
# *  Solborn, Inc.........................................   137,586    642,572
# *  Solco Biomedical Co., Ltd............................ 1,401,563    716,094
# *  Solid, Inc...........................................   192,029    808,512
#    Songwon Industrial Co., Ltd..........................   137,771  3,258,632
# *  Sonokong Co., Ltd....................................   143,503    361,886
# *  Soosan Heavy Industries Co., Ltd.....................   206,213    297,968
     Soulbrain Co., Ltd...................................    98,004  5,242,245
     SPC Samlip Co., Ltd..................................    19,256  1,913,899
#    SPG Co., Ltd.........................................   135,956  1,190,785
     Spigen Korea Co., Ltd................................    23,823  1,080,643
# *  Ssangyong Motor Co...................................   342,624  1,435,973
     ST Pharm Co., Ltd....................................     2,698     79,108
#    Suheung Co., Ltd.....................................    59,398  1,532,196
#    Sun Kwang Co., Ltd...................................    22,597    399,916
# *  Sunchang Corp........................................    58,177    345,181
# *  SundayToz Corp.......................................    46,655    927,940
#    Sung Bo Chemicals Co., Ltd...........................    89,031    500,540
#    Sung Kwang Bend Co., Ltd.............................   191,121  1,786,856
# *  Sungchang Enterprise Holdings, Ltd...................   521,155  1,226,866
#    Sungdo Engineering & Construction Co., Ltd...........   100,287    591,088
# *  Sungshin Cement Co., Ltd.............................   156,234  1,313,834
     Sungwoo Hitech Co., Ltd..............................   481,995  1,965,517
# *  Sunjin Co., Ltd......................................   117,430  1,456,097
# *  Sunny Electronics Corp...............................   198,771    410,091
# *  Supex BNP Co., Ltd...................................   270,389    335,393
# *  Suprema HQ, Inc......................................    36,612    188,171
# *  Suprema, Inc.........................................    40,485    829,693
     SurplusGlobal, Inc...................................     6,237     24,619
# *  Synopex, Inc.........................................   525,038  1,624,214
#    Systems Technology, Inc..............................   100,078  1,588,567
#    Tae Kyung Industrial Co., Ltd........................    45,441    303,466
     Taekwang Industrial Co., Ltd.........................     3,147  4,118,959
*    Taewoong Co., Ltd....................................    96,535  1,364,687
     Taeyoung Engineering & Construction Co., Ltd.........   356,998  4,639,990
# *  Taihan Electric Wire Co., Ltd........................   898,686    940,239
# *  Taihan Fiberoptics Co., Ltd..........................   441,950  2,543,691
*    Taihan Textile Co., Ltd..............................     6,240     61,489
     Tailim Packaging Co., Ltd............................    82,439    237,242
# *  TBH Global Co., Ltd..................................   136,438    639,231
#    TechWing, Inc........................................   107,408  1,499,287
#    Telechips, Inc.......................................    45,786    437,803
# *  Tellus Co., Ltd......................................   550,695    663,357
#    Tera Semicon Co., Ltd................................    72,779  1,099,109

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE>>
                                                           --------- ----------
SOUTH KOREA -- (Continued)
#    TES Co., Ltd.........................................   110,645 $2,455,548
#    Tesna Co., Ltd.......................................    46,344  1,070,333
# *  Theragen Etex Co., Ltd...............................   167,248  1,728,066
# *  Thinkware Systems Corp...............................    71,761    556,254
# *  TK Chemical Corp.....................................   510,823  1,074,242
     TK Corp..............................................   143,769  1,452,019
#    TLI, Inc.............................................    23,474     88,574
# *  TOBESOFT Co., Ltd....................................   105,940    896,649
     Tokai Carbon Korea Co., Ltd..........................    40,094  2,564,541
#    Tong Yang Moolsan Co., Ltd...........................   438,988    784,770
     Tongyang Life Insurance Co., Ltd.....................   328,423  2,176,671
     Tongyang pile, Inc...................................     3,387     13,141
#    Tongyang, Inc........................................ 1,549,966  2,665,729
#    Tonymoly Co., Ltd....................................    54,695    704,064
#    Top Engineering Co., Ltd.............................    93,464    520,919
# *  Toptec Co., Ltd......................................   162,584  3,699,119
     Tovis Co., Ltd.......................................   131,103    967,926
# *  Trais Co., Ltd.......................................    24,456     23,852
     TS Corp..............................................    29,662    623,883
# *  T'way Holdings, Inc..................................   280,509  1,086,612
#    UBCare Co., Ltd......................................   195,810    791,149
# *  Ubiquoss Holdings, Inc...............................    93,359    450,358
     Ubiquoss, Inc........................................    24,580    636,243
# *  Ubivelox, Inc........................................    25,329    189,856
# *  Ugint Co., Ltd.......................................   585,598    502,343
     UIL Co., Ltd.........................................   100,293    509,341
#    Uju Electronics Co., Ltd.............................    57,758    503,694
# *  Unick Corp...........................................    77,072    319,983
     Unid Co., Ltd........................................    45,001  1,930,699
#    Union Materials Corp.................................   170,937    340,672
#    Union Semiconductor Equipment & Materials Co., Ltd...   202,613  1,307,858
#    Uniquest Corp........................................   116,456    849,031
# *  Unison Co., Ltd......................................   540,635  1,165,148
# *  Unitekno Co., Ltd....................................     7,390    103,915
#    UniTest, Inc.........................................   138,797  2,335,299
# *  U-Tech Co., Ltd......................................    53,701    153,406
     Value Added Technology Co., Ltd......................    71,764  2,023,331
#    Very Good Tour Co., Ltd..............................    46,209    434,831
#    Vessel Co., Ltd......................................    58,246    240,849
#    Viatron Technologies, Inc............................    83,609    962,996
# *  VICTEK Co., Ltd......................................   129,990    320,690
#    Vieworks Co., Ltd....................................    62,880  1,875,617
#    Visang Education, Inc................................    56,882    473,309
*    Vitzro Tech Co., Ltd.................................     6,346     44,940
# *  Vitzrocell Co., Ltd..................................    96,633  1,148,902
*    VitzroSys Co., Ltd...................................   115,329    174,183
# *  W Holding Co., Ltd...................................   623,674    408,811
*    Webzen, Inc..........................................   127,638  2,390,018
# *  Welcron Co., Ltd.....................................   189,702    633,466
#    WeMade Entertainment Co., Ltd........................    74,204  2,562,706
#    Whanin Pharmaceutical Co., Ltd.......................   120,322  2,273,917
# *  WillBes & Co. (The)..................................   423,575    542,744
# *  Winix, Inc...........................................    60,058    844,427
#    Wins Co., Ltd........................................    68,892    777,039
#    WiSoL Co., Ltd.......................................   180,026  2,755,010
# *  WIZIT Co., Ltd.......................................   598,923    733,101
*    Won Ik Corp..........................................     4,657     30,344
# *  WONIK CUBE Corp......................................    59,990    166,979
*    Wonik Holdings Co., Ltd..............................   302,482  1,520,537

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES      VALUE>>
                                                           --------- --------------
SOUTH KOREA -- (Continued)
     WONIK IPS Co., Ltd...................................   205,994 $    5,428,556
*    Wonik Materials Co., Ltd.............................    29,890      1,454,013
# *  Wonik QnC Corp.......................................   145,417      2,120,074
*    Wonpung Mulsan Co., Ltd..............................    46,882        157,254
# *  Woojin Plaimm Co., Ltd...............................    14,745         85,427
*    Woojin, Inc..........................................     2,070          9,457
# *  Woongjin Co., Ltd....................................   415,291      1,012,866
# *  Woongjin Energy Co., Ltd.............................   144,759        414,231
     Woongjin Thinkbig Co., Ltd...........................   217,960      1,150,886
# *  Woori Investment Bank Co., Ltd....................... 3,270,585      2,032,480
# *  Woori Technology, Inc................................   671,613      1,050,059
# *  Wooridul Pharmaceutical, Ltd.........................   110,993        808,220
*    Woorison F&G Co., Ltd................................    64,300        124,384
#    Woory Industrial Co., Ltd............................    44,126      1,175,934
#    Wooshin Systems Co., Ltd.............................    87,771        699,408
#    Woosu AMS Co., Ltd...................................   139,479        804,022
#    WooSung Feed Co., Ltd................................   171,724        464,401
#    Worldex Industry & Trading Co., Ltd..................    46,320        248,760
#    Y G-1 Co., Ltd.......................................   117,616      1,634,097
# *  YeaRimDang Publishing Co., Ltd.......................   114,015      1,003,359
#    Yeong Hwa Metal Co., Ltd.............................   195,869        256,172
#    YES24 Co., Ltd.......................................    60,891        303,060
# *  Yest Co., Ltd........................................    52,567        697,551
#    YG Entertainment, Inc................................    93,654      2,789,492
# *  YG PLUS..............................................   143,866        287,820
# *  YIK Corp.............................................   155,458        602,580
# *  YJM Games Co., Ltd...................................   320,787        796,964
#    YMC Co., Ltd.........................................    60,056      1,070,598
#    Yong Pyong Resort Co., Ltd...........................   150,446        919,204
# *  Yonwoo Co., Ltd......................................    31,383        667,486
#    Yoosung Enterprise Co., Ltd..........................   149,937        407,448
#    YooSung T&S Co., Ltd.................................   106,473        326,160
     Youlchon Chemical Co., Ltd...........................    86,600      1,321,479
#    Young Heung Iron & Steel Co., Ltd....................   267,579        290,341
# *  Young In Frontier Co., Ltd...........................    70,484        354,509
     Young Poong Corp.....................................       326        222,104
#    Young Poong Precision Corp...........................    90,134        647,321
     Youngone Corp........................................   104,687      2,827,949
     Youngone Holdings Co., Ltd...........................    38,622      1,856,054
# *  YoungWoo DSP Co., Ltd................................    84,317        282,398
     YTN Co., Ltd.........................................    73,837        140,235
# *  Yuanta Securities Korea Co., Ltd.....................   893,872      2,925,090
#    YuHwa Securities Co., Ltd............................    17,992        230,841
# *  Yujin Robot Co., Ltd.................................    82,707        378,038
# *  Yungjin Pharmaceutical Co., Ltd......................   179,844      1,206,420
# *  Yuyang DNU Co., Ltd..................................   181,687      1,269,487
     Yuyu Pharma, Inc.....................................     1,676         20,543
#    Zeus Co., Ltd........................................    56,787        862,181
# *  Zungwon En-Sys, Inc..................................    86,136        183,970
                                                                     --------------
TOTAL SOUTH KOREA.........................................            1,222,324,879
                                                                     --------------
TAIWAN -- (17.4%)
     Aaeon Technology, Inc................................    12,000         31,994
#    ABC Taiwan Electronics Corp..........................   423,000        690,300
#    Ability Enterprise Co., Ltd.......................... 1,872,293      1,016,645
#    Ability Opto-Electronics Technology Co., Ltd.........   427,232        876,870
#    AcBel Polytech, Inc.................................. 3,384,599      2,159,169
#    Ace Pillar Co., Ltd..................................   448,000        416,058
#    ACES Electronic Co., Ltd.............................   790,000        551,396

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE>>
                                                           --------- ----------
TAIWAN -- (Continued)
*    Acon Holding, Inc.................................... 1,305,000 $  279,136
#    Acter Co., Ltd.......................................   324,303  2,380,130
*    Action Electronics Co., Ltd.......................... 1,465,000    355,000
#    Actron Technology Corp...............................   513,150  1,695,402
#    A-DATA Technology Co., Ltd........................... 1,847,879  3,266,362
     Addcn Technology Co., Ltd............................   117,299  1,045,073
*    Adimmune Corp........................................    95,000     60,108
#    Adlink Technology, Inc...............................   933,031  1,508,539
#    Advanced Ceramic X Corp..............................   301,000  2,644,606
     Advanced International Multitech Co., Ltd............   937,000  1,106,620
*    Advanced Lithium Electrochemistry Cayman Co., Ltd.... 1,199,000    792,920
#    Advanced Optoelectronic Technology, Inc..............   684,000    594,192
     Advanced Power Electronics Corp......................    94,000    146,041
     Advanced Wireless Semiconductor Co................... 1,076,000  2,059,030
#    Advancetek Enterprise Co., Ltd....................... 1,403,519    892,197
     AEON Motor Co., Ltd..................................     9,000     10,294
     Aerospace Industrial Development Corp................ 1,467,000  1,446,594
# *  AGV Products Corp.................................... 3,439,433    912,046
     AimCore Technology Co., Ltd..........................   324,551    221,977
     Airmate Cayman International Co., Ltd................   150,000     97,707
# *  Alchip Technologies, Ltd.............................   381,000  1,509,744
     Alcor Micro Corp.....................................   312,000    183,161
     Alexander Marine Co., Ltd............................    17,000     29,178
# *  ALI Corp............................................. 2,225,000  1,023,173
#    All Ring Tech Co., Ltd...............................   476,000  1,008,515
#    Allied Circuit Co., Ltd..............................   206,000    674,933
#    Allis Electric Co., Ltd.............................. 1,117,000    579,593
#    Alltek Technology Corp............................... 1,041,784    705,012
#    Alltop Technology Co., Ltd...........................   429,000    843,607
#    Alpha Networks, Inc.................................. 2,524,386  1,751,857
#    Altek Corp........................................... 2,160,945  2,835,495
#    Amazing Microelectronic Corp.........................   374,773  1,296,446
#    Ambassador Hotel (The)............................... 1,701,000  1,245,070
#    AMICCOM Electronics Corp.............................   351,000    301,901
     Ampire Co., Ltd......................................   774,000    498,573
     AMPOC Far-East Co., Ltd..............................   685,444    562,372
#    AmTRAN Technology Co., Ltd........................... 7,487,951  3,207,867
#    Anderson Industrial Corp.............................   991,000    459,338
#    Anpec Electronics Corp...............................   658,590  1,257,000
#    AP Memory Technology Corp............................   249,000    685,038
#    Apacer Technology, Inc...............................   695,325    850,778
#    APAQ Technology Co., Ltd.............................   401,120    779,230
#    APCB, Inc............................................   974,000    755,626
#    Apex Biotechnology Corp..............................   829,483    758,906
# *  Apex International Co., Ltd..........................   992,470  1,038,807
#    Apex Medical Corp....................................   477,500    417,019
#    Apex Science & Engineering........................... 1,046,132    318,944
#    Apogee Optocom Co., Ltd..............................    80,216    133,411
     Arcadyan Technology Corp............................. 1,080,718  2,583,631
     Ardentec Corp........................................ 3,312,274  4,138,283
     Argosy Research, Inc.................................   289,000    344,603
     Asia Electronic Material Co., Ltd....................   470,000    374,592
#    Asia Optical Co., Inc................................ 1,648,000  4,826,139
*    Asia Pacific Telecom Co., Ltd........................   180,000     46,810
     Asia Plastic Recycling Holding, Ltd.................. 1,694,774    502,360
     Asia Polymer Corp.................................... 2,880,232  1,605,949
#    Asia Tech Image, Inc.................................   382,000    575,177
     Asia Vital Components Co., Ltd....................... 2,421,058  2,291,879
     ASMedia Technology, Inc..............................   170,424  2,844,446

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES    VALUE>>
                                                           ---------- ----------
TAIWAN -- (Continued)
#    ASPEED Technology, Inc...............................    157,599 $4,179,788
#    ASROCK, Inc..........................................    317,000    709,913
     ATE Energy International Co., Ltd....................      9,000     11,165
     Aten International Co., Ltd..........................    650,479  1,888,743
     Audix Corp...........................................    614,600    761,375
#    AURAS Technology Co., Ltd............................    474,148  1,133,466
     Aurona Industries, Inc...............................    508,000    409,072
#    Aurora Corp..........................................    504,349  1,461,582
#    Avalue Technology, Inc...............................    320,000    434,148
#    Avermedia Technologies...............................  1,525,446    646,486
*    Avision, Inc.........................................    437,000     93,588
     AVY Precision Technology, Inc........................    545,668    923,059
     Awea Mechantronic Co., Ltd...........................    273,210    331,322
#    Axiomtek Co., Ltd....................................    421,000    898,504
# *  Azurewave Technologies, Inc..........................    457,000    425,792
#    Bank of Kaohsiung Co., Ltd...........................  3,391,079  1,046,732
#    Basso Industry Corp..................................    923,900  2,043,490
# *  BenQ Materials Corp..................................  1,408,000    879,832
#    BES Engineering Corp................................. 12,838,750  3,427,063
#    Bin Chuan Enterprise Co., Ltd........................    585,070    458,196
# *  Bionet Corp..........................................    132,000    114,696
#    Bionime Corp.........................................    202,000    337,023
# *  Biostar Microtech International Corp.................  1,292,975    700,502
#    Bioteque Corp........................................    444,308  1,621,392
#    Bizlink Holding, Inc.................................    862,492  5,522,931
# *  Boardtek Electronics Corp............................    893,000    835,999
     Bon Fame Co., Ltd....................................    142,000    287,301
     Bothhand Enterprise, Inc.............................    391,000    917,985
#    Bright Led Electronics Corp..........................    809,520    401,151
#    Brighton-Best International Taiwan, Inc..............    550,000    583,898
     Browave Corp.........................................    479,000    595,433
#    C Sun Manufacturing, Ltd.............................  1,189,221  1,088,310
     Cameo Communications, Inc............................  1,675,818    422,952
#    Capital Futures Corp.................................    696,039  1,380,831
     Capital Securities Corp.............................. 14,105,142  5,189,225
#    Career Technology MFG. Co., Ltd......................  2,912,472  5,213,743
*    Carnival Industrial Corp.............................  1,419,000    240,822
#    Casetek Holdings, Ltd................................  1,315,571  3,063,238
     Cathay Chemical Works................................     30,000     17,615
#    Cathay Real Estate Development Co., Ltd..............  4,504,700  2,496,072
#    Cayman Engley Industrial Co., Ltd....................    246,000  1,295,314
#    CCP Contact Probes Co., Ltd..........................    137,000    114,943
#    Celxpert Energy Corp.................................    581,000    709,983
*    Center Laboratories, Inc.............................  1,375,600  4,212,569
#    Central Reinsurance Co., Ltd.........................    965,380    602,643
#    Chain Chon Industrial Co., Ltd.......................  1,330,000    490,234
#    ChainQui Construction Development Co., Ltd...........    483,083    550,758
# *  Champion Building Materials Co., Ltd.................  2,387,851    595,066
#    Champion Microelectronic Corp........................      6,758     12,830
     Chang Wah Electromaterials, Inc......................    251,905  1,017,988
#    Chang Wah Technology Co., Ltd........................     74,817    927,545
     Channel Well Technology Co., Ltd.....................  1,238,000  1,399,904
#    Chant Sincere Co., Ltd...............................    411,000    348,164
#    Charoen Pokphand Enterprise..........................  1,319,985  2,511,286
     Chaun-Choung Technology Corp.........................    457,000  1,474,267
#    CHC Healthcare Group.................................    722,000    745,241
#    CHC Resources Corp...................................    472,282    857,974
#    Chen Full International Co., Ltd.....................    686,000    961,271
#    Chenbro Micom Co., Ltd...............................    463,000    601,276

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- -----------
TAIWAN -- (Continued)
     Cheng Loong Corp.....................................  6,327,383 $ 3,571,683
# *  Cheng Mei Materials Technology Corp..................  5,012,900   1,738,969
     Cheng Uei Precision Industry Co., Ltd................  3,100,331   3,362,202
#    Chenming Mold Industry Corp..........................    816,437     451,780
#    Chia Chang Co., Ltd..................................    878,000     757,993
     Chia Hsin Cement Corp................................  2,603,121   1,255,678
#    Chian Hsing Forging Industrial Co., Ltd..............    280,000     602,778
#    Chicony Power Technology Co., Ltd....................  1,152,454   1,735,128
#    Chieftek Precision Co., Ltd..........................    393,750   1,711,476
#    Chien Kuo Construction Co., Ltd......................  1,660,312     608,296
#    Chilisin Electronics Corp............................  1,355,814   5,644,476
#    Chime Ball Technology Co., Ltd.......................    203,840     333,397
#    China Bills Finance Corp.............................  5,788,000   2,588,952
#    China Chemical & Pharmaceutical Co., Ltd.............  1,958,000   1,264,006
#    China Ecotek Corp....................................    214,000     258,820
# *  China Electric Manufacturing Corp....................  2,593,900     844,553
# *  China Fineblanking Technology Co., Ltd...............    442,000     573,080
#    China General Plastics Corp..........................  3,110,951   2,955,019
#    China Glaze Co., Ltd.................................    507,002     222,878
*    China Man-Made Fiber Corp............................ 10,978,972   3,789,560
     China Metal Products.................................  1,945,603   1,950,341
     China Motor Corp.....................................  1,019,000     880,969
*    China Petrochemical Development Corp................. 21,223,000   9,798,672
#    China Steel Chemical Corp............................  1,110,554   5,288,801
#    China Steel Structure Co., Ltd.......................    621,000     571,858
     China Synthetic Rubber Corp..........................  4,172,751   6,558,842
#    China Wire & Cable Co., Ltd..........................    716,160     596,810
#    Chinese Maritime Transport, Ltd......................    847,594     839,891
*    Ching Feng Home Fashions Co., Ltd....................    533,000     332,301
#    Chin-Poon Industrial Co., Ltd........................  2,625,207   3,268,874
     Chipbond Technology Corp.............................  4,640,000  10,003,271
*    ChipMOS Techinologies, Inc., ADR.....................      6,040      88,063
#    ChipMOS Techinologies, Inc...........................  1,612,000   1,182,269
     Chlitina Holding, Ltd................................    388,000   3,531,723
     Chong Hong Construction Co., Ltd.....................  1,286,666   3,906,860
#    Chun YU Works & Co., Ltd.............................  1,442,000     869,512
     Chun Yuan Steel......................................  2,655,529     941,177
     Chung Hsin Electric & Machinery Manufacturing Corp...  3,002,375   2,125,659
*    Chung Hung Steel Corp................................  7,637,979   3,562,585
     Chung Hwa Food Industrial Co., Ltd...................     96,850     212,370
#    Chung Hwa Pulp Corp..................................  3,927,405   1,337,049
     Chunghwa Chemical Synthesis & Biotech Co., Ltd.......    165,000     137,509
*    Chunghwa Picture Tubes, Ltd.......................... 14,410,000     939,683
#    Chunghwa Precision Test Tech Co., Ltd................     42,000   1,072,624
     Chyang Sheng Dyeing & Finishing Co., Ltd.............  1,255,000     719,630
     Cleanaway Co., Ltd...................................    553,000   3,350,800
#    Clevo Co.............................................  3,795,200   4,342,323
# *  CMC Magnetics Corp................................... 15,197,566   3,966,332
#    C-Media Electronics, Inc.............................    464,000     417,120
*    CoAsia Microelectronics Corp.........................    803,397     336,483
#    Coland Holdings, Ltd.................................    343,000     400,348
#    Collins Co., Ltd.....................................    562,431     195,671
#    Compeq Manufacturing Co., Ltd........................  2,563,000   2,552,567
     Compucase Enterprise.................................    527,000     548,869
*    Concord Securities Co., Ltd..........................  3,802,000     994,040
#    Concraft Holding Co., Ltd............................    301,400   2,738,561
     Continental Holdings Corp............................  3,306,320   1,423,042
# *  Contrel Technology Co., Ltd..........................  1,087,000     677,428
#    Coremax Corp.........................................    442,000   1,553,154

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE>>
                                                           --------- ----------
TAIWAN -- (Continued)
     Coretronic Corp...................................... 3,293,200 $5,142,712
#    Co-Tech Development Corp............................. 1,202,533  1,520,828
#    Cowealth Medical Holding Co., Ltd....................   139,700    216,263
#    Coxon Precise Industrial Co., Ltd....................   841,000    684,867
#    Creative Sensor, Inc.................................   757,000    571,192
*    CSBC Corp. Taiwan.................................... 1,463,422  1,967,173
#    CTCI Corp............................................ 1,999,000  2,995,702
# *  C-Tech United Corp...................................   347,000    298,350
#    Cub Elecparts, Inc...................................   412,827  4,208,883
#    CviLux Corp..........................................   567,040    467,391
#    CX Technology Co., Ltd...............................   391,755    406,168
     Cyberlink Corp.......................................   539,697  1,338,355
#    CyberPower Systems, Inc..............................   295,000    850,912
#    CyberTAN Technology, Inc............................. 2,414,779  1,401,663
#    Cypress Technology Co., Ltd..........................   271,700    502,309
#    DA CIN Construction Co., Ltd......................... 1,190,711    871,831
#    Dadi Early-Childhood Education Group, Ltd............   158,956  1,310,103
     Dafeng TV, Ltd.......................................   493,870    626,455
#    Da-Li Development Co., Ltd........................... 1,211,032  1,361,962
*    Danen Technology Corp................................ 2,771,000    454,619
     Darfon Electronics Corp.............................. 1,769,550  3,184,863
#    Darwin Precisions Corp............................... 2,567,635  2,422,253
#    Davicom Semiconductor, Inc...........................   611,888    444,640
#    Daxin Materials Corp.................................   409,200  1,064,128
#    De Licacy Industrial Co., Ltd........................ 2,191,407  1,816,700
     Delpha Construction Co., Ltd.........................   847,931    439,385
     Depo Auto Parts Ind Co., Ltd.........................   800,000  2,047,600
     Dimerco Data System Corp.............................   290,000    349,919
#    Dimerco Express Corp.................................   828,000    554,728
#    D-Link Corp.......................................... 5,120,668  2,325,401
#    Draytek Corp.........................................   332,000    326,082
#    Dyaco International, Inc.............................    35,000     39,618
#    DYNACOLOR, Inc.......................................   306,000    379,213
# *  Dynamic Electronics Co., Ltd......................... 2,052,321    606,551
#    Dynapack International Technology Corp............... 1,182,000  1,506,533
     E Ink Holdings, Inc.................................. 1,125,000  1,449,692
*    Eastern Media International Corp..................... 3,337,511  1,622,996
     ECOVE Environment Corp...............................   218,000  1,235,904
*    Edimax Technology Co., Ltd........................... 1,489,108    458,642
*    Edison Opto Corp.....................................   887,000    522,544
#    Edom Technology Co., Ltd............................. 1,255,968    697,625
#    eGalax_eMPIA Technology, Inc.........................   397,131    691,867
#    Egis Technology, Inc.................................   505,000  2,235,594
     Elan Microelectronics Corp........................... 2,837,715  4,491,450
#    E-Lead Electronic Co., Ltd...........................   507,942    365,043
# *  Electric Power Technology, Ltd.......................   141,000    127,978
#    E-LIFE MALL Corp.....................................   512,000  1,081,060
     Elite Advanced Laser Corp............................ 1,014,226  3,102,993
#    Elite Material Co., Ltd.............................. 2,041,350  5,875,246
     Elite Semiconductor Memory Technology, Inc........... 2,053,200  2,573,854
*    Elitegroup Computer Systems Co., Ltd................. 2,670,254  1,456,780
#    eMemory Technology, Inc..............................   523,000  5,633,157
#    Emerging Display Technologies Corp...................   748,000    226,550
     ENG Electric Co., Ltd................................ 1,174,923    165,333
#    Ennoconn Corp........................................   325,972  4,042,251
#    EnTie Commercial Bank Co., Ltd....................... 2,229,603  1,097,199
# *  Epileds Technologies, Inc............................   607,000    452,114
# *  Episil Holdings, Inc.................................   867,000    957,822
# *  Epistar Corp......................................... 4,310,000  5,346,881

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED



                                                             SHARES    VALUE>>
                                                           ---------- ----------
TAIWAN -- (Continued)
     Eslite Spectrum Corp. (The)..........................     72,000 $  313,976
#    Eson Precision Ind. Co., Ltd.........................    538,000    645,993
     Eternal Materials Co., Ltd...........................  5,144,985  4,609,229
*    E-Ton Solar Tech Co., Ltd............................  2,909,209    440,708
*    Etron Technology, Inc................................  3,017,000  1,310,090
     Eurocharm Holdings Co., Ltd..........................    282,000    816,756
#    Everest Textile Co., Ltd.............................  2,964,664  1,254,071
     Evergreen International Storage & Transport Corp.....  4,083,000  1,775,351
     Everlight Chemical Industrial Corp...................  3,499,606  2,094,112
#    Everlight Electronics Co., Ltd.......................  2,986,000  3,935,119
     Everspring Industry Co., Ltd.........................  1,073,000    331,732
     Excelsior Medical Co., Ltd...........................    670,217  1,099,461
#    EZconn Corp..........................................    346,000    406,927
     Far Eastern Department Stores, Ltd...................  9,125,000  5,295,432
     Far Eastern International Bank....................... 17,647,852  5,969,218
     Faraday Technology Corp..............................    334,305    658,251
# *  Farglory F T Z Investment Holding Co., Ltd...........    485,000    269,486
     Farglory Land Development Co., Ltd...................  2,337,000  2,387,061
# *  Federal Corp.........................................  3,492,238  1,394,122
#    Feedback Technology Corp.............................    254,200    978,622
     Feng Hsin Steel Co., Ltd.............................  3,347,100  5,929,794
     Fine Blanking & Tool Co., Ltd........................     13,000     16,949
# *  First Copper Technology Co., Ltd.....................  1,173,000    404,942
#    First Hi-Tec Enterprise Co., Ltd.....................    464,205    577,341
#    First Hotel..........................................  1,055,124    512,211
     First Insurance Co., Ltd. (The)......................  1,395,179    620,043
*    First Steamship Co., Ltd.............................  4,871,424  1,913,565
#    FLEXium Interconnect, Inc............................  2,337,087  8,259,034
     Flytech Technology Co., Ltd..........................    820,309  2,077,484
#    FocalTech Systems Co., Ltd...........................  2,071,048  1,699,571
#    Forest Water Environment Engineering Co., Ltd........    319,000    721,118
#    Formosa Advanced Technologies Co., Ltd...............  1,212,000  1,405,871
     Formosa International Hotels Corp....................    386,329  1,805,308
#    Formosa Laboratories, Inc............................    689,834  1,177,549
#    Formosa Oilseed Processing Co., Ltd..................    662,567  1,788,681
#    Formosa Optical Technology Co., Ltd..................    160,000    324,079
     Formosan Rubber Group, Inc...........................  2,586,952  1,187,880
     Formosan Union Chemical..............................  2,529,193  1,579,046
#    Fortune Electric Co., Ltd............................  1,070,078    778,680
#    Founding Construction & Development Co., Ltd.........  1,114,623    606,896
     Foxlink Image Technology Co., Ltd....................    884,000    644,409
#    Foxsemicon Integrated Technology, Inc................    409,027  2,402,541
#    Froch Enterprise Co., Ltd............................  1,287,189    596,757
     FSP Technology, Inc..................................  1,062,427    802,740
#    Fulgent Sun International Holding Co., Ltd...........    642,827  1,099,193
#    Fullerton Technology Co., Ltd........................    668,600    487,339
#    Fulltech Fiber Glass Corp............................  2,588,083  1,561,958
#    Fwusow Industry Co., Ltd.............................    867,138    520,392
#    G Shank Enterprise Co., Ltd..........................    952,281    831,693
*    G Tech Optoelectronics Corp..........................    780,354    372,785
#    Gallant Precision Machining Co., Ltd.................  1,186,000  1,154,980
#    GCS Holdings, Inc....................................    498,000  1,030,333
#    GEM Services, Inc....................................    381,700  1,053,856
#    Gemtek Technology Corp...............................  2,470,219  2,175,881
#    General Plastic Industrial Co., Ltd..................    410,357    499,066
#    Generalplus Technology, Inc..........................    380,000    473,606
*    Genesis Photonics, Inc...............................    639,976     65,057
#    Genesys Logic, Inc...................................    633,000    797,714
*    Genius Electronic Optical Co., Ltd...................    399,427  6,323,165

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES    VALUE>>
                                                           ---------- ----------
TAIWAN -- (Continued)
# *  Genmont Biotech, Inc.................................    299,000 $  285,313
#    Genovate Biotechnology Co., Ltd......................    256,000    260,894
#    GeoVision, Inc.......................................    510,096    494,510
     Getac Technology Corp................................  2,816,360  4,301,609
#    Giantplus Technology Co., Ltd........................  2,515,900  1,111,398
#    Gigabyte Technology Co., Ltd.........................  3,920,800  7,893,148
#    Gigasolar Materials Corp.............................    187,880    903,095
# *  Gigastorage Corp.....................................  2,770,561    860,789
#    Ginko International Co., Ltd.........................    373,000  2,967,781
*    Gintech Energy Corp..................................  4,384,561  1,879,631
     Global Brands Manufacture, Ltd.......................  2,093,359  1,083,277
#    Global Lighting Technologies, Inc....................    622,000    772,768
     Global Mixed Mode Technology, Inc....................    552,000  1,143,078
#    Global PMX Co., Ltd..................................    278,000  1,134,637
#    Global Unichip Corp..................................    638,000  6,936,782
#    Globe Union Industrial Corp..........................  1,587,914    862,132
     Gloria Material Technology Corp......................  4,040,547  2,284,185
#    Glory Science Co., Ltd...............................    330,296    440,089
*    GlycoNex, Inc........................................    258,000    234,428
# *  Gold Circuit Electronics, Ltd........................  3,261,227  1,045,288
     Golden Friends Corp..................................    250,600    469,648
# *  Goldsun Building Materials Co., Ltd..................  9,509,722  3,079,398
#    Good Way Technology Co., Ltd.........................    202,000    263,698
#    Good Will Instrument Co., Ltd........................    355,869    276,968
     Grand Fortune Securities Co., Ltd....................  1,666,000    611,043
#    Grand Ocean Retail Group, Ltd........................    701,000    715,306
#    Grand Pacific Petrochemical..........................  7,236,000  6,774,628
#    Grand Plastic Technology Corp........................    133,000    594,219
#    GrandTech CG Systems, Inc............................    387,000    601,535
     Grape King Bio, Ltd..................................    755,000  5,805,073
#    Great China Metal Industry...........................  1,134,000    956,351
#    Great Taipei Gas Co., Ltd............................  1,912,000  1,686,609
     Great Wall Enterprise Co., Ltd.......................  3,872,774  5,034,674
     Greatek Electronics, Inc.............................  2,152,000  3,743,082
# *  Green Energy Technology, Inc.........................  2,369,457    996,660
#    Green River Holding Co., Ltd.........................    108,950    443,415
#    Green Seal Holding, Ltd..............................    492,700    437,020
     GTM Holdings Corp....................................    801,150    477,860
     Gudeng Precision Industrial Co., Ltd.................     44,000     50,572
#    Hannstar Board Corp..................................  2,292,049  2,163,119
#    HannStar Display Corp................................ 21,469,505  6,286,267
*    HannsTouch Solution, Inc.............................  3,960,805  1,113,787
#    Hanpin Electron Co., Ltd.............................    455,000    501,402
# *  Harvatek Corp........................................  1,000,949    593,142
#    Hey Song Corp........................................  2,037,750  2,051,184
     Hi-Clearance, Inc....................................    185,000    603,723
#    Highlight Tech Corp..................................    596,000    521,744
     HIM International Music, Inc.........................    201,710    791,947
#    Hiroca Holdings, Ltd.................................    654,448  2,090,004
# *  HiTi Digital, Inc....................................  1,013,935    293,081
     Hitron Technology, Inc...............................  1,784,213  1,222,444
*    Ho Tung Chemical Corp................................  6,813,684  1,872,621
# *  Hocheng Corp.........................................  2,223,700    662,622
     Hold-Key Electric Wire & Cable Co., Ltd..............    205,908     61,268
     Holiday Entertainment Co., Ltd.......................    553,800  1,028,149
     Holtek Semiconductor, Inc............................  1,280,000  3,053,876
#    Holy Stone Enterprise Co., Ltd.......................    988,910  6,964,354
     Hong Pu Real Estate Development Co., Ltd.............  1,826,185  1,282,917
#    Hong TAI Electric Industrial.........................  1,589,000    548,371

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED




                                                             SHARES    VALUE>>
                                                           ---------- ----------
TAIWAN -- (Continued)
     Hong YI Fiber Industry Co............................  1,282,652 $  794,766
*    Horizon Securities Co., Ltd..........................  2,874,000    657,181
#    Hota Industrial Manufacturing Co., Ltd...............  1,550,932  6,616,453
#    Hotron Precision Electronic Industrial Co., Ltd......    416,466    598,827
#    Hsin Kuang Steel Co., Ltd............................  1,975,443  2,470,164
     Hsin Yung Chien Co., Ltd.............................    256,100    766,649
     Hsing TA Cement Co...................................    513,855    267,089
#    Hu Lane Associate, Inc...............................    616,866  2,705,545
# *  HUA ENG Wire & Cable Co., Ltd........................  2,905,565  1,021,703
     Huaku Development Co., Ltd...........................  1,821,816  3,893,321
     Huang Hsiang Construction Corp.......................    846,800    773,214
#    Hung Ching Development & Construction Co., Ltd.......  1,225,000  1,247,816
     Hung Sheng Construction, Ltd.........................  3,538,400  4,675,024
     Huxen Corp...........................................    301,244    426,628
     Hwa Fong Rubber Industrial Co., Ltd..................  1,923,890    932,941
# *  Hwacom Systems, Inc..................................    442,000    195,136
#    Ibase Technology, Inc................................    919,206  1,430,031
*    Ichia Technologies, Inc..............................  2,428,000  1,319,255
# *  I-Chiun Precision Industry Co., Ltd..................  1,337,313    553,289
#    Ideal Bike Corp......................................  1,382,734    479,082
#    IEI Integration Corp.................................  1,518,209  1,811,336
#    Infortrend Technology, Inc...........................  1,371,163    546,702
#    Info-Tek Corp........................................    478,000    353,736
     Innodisk Corp........................................    449,592  2,099,415
#    Inpaq Technology Co., Ltd............................    678,000    859,319
#    Intai Technology Corp................................    252,000    820,185
#    Integrated Service Technology, Inc...................    432,178    990,643
#    IntelliEPI, Inc......................................    236,000    584,390
     International Games System Co., Ltd..................    409,000  2,307,590
#    Iron Force Industrial Co., Ltd.......................    379,393  1,116,109
#    I-Sheng Electric Wire & Cable Co., Ltd...............    791,000  1,106,484
#    ITE Technology, Inc..................................  1,145,095  1,317,313
     ITEQ Corp............................................  1,437,614  3,395,959
     J TOUCH Corp. COMMON STOCK TWD10.0...................     11,000        203
     Jarllytec Co., Ltd...................................    383,000    622,558
#    Jentech Precision Industrial Co., Ltd................    448,868  1,038,396
     Jess-Link Products Co., Ltd..........................    842,925    742,947
#    Jian Sin Industrial Co., Ltd.........................     12,000     25,649
#    Jih Lin Technology Co., Ltd..........................    309,000    816,944
     Jih Sun Financial Holdings Co., Ltd.................. 11,470,896  3,628,446
#    Jinan Acetate Chemical Co., Ltd......................     49,000    197,944
#    Jinli Group Holdings, Ltd............................  1,035,058    762,278
     Johnson Health Tech Co., Ltd.........................    737,257    801,201
#    Jourdeness Group, Ltd................................    298,000  1,195,035
#    K Laser Technology, Inc..............................  1,102,000    527,845
#    Kaori Heat Treatment Co., Ltd........................    613,197  1,033,676
     Kaulin Manufacturing Co., Ltd........................    919,330    595,700
     KEE TAI Properties Co., Ltd..........................  2,783,473    978,105
     Kenda Rubber Industrial Co., Ltd.....................  1,035,000  1,094,584
#    Kenmec Mechanical Engineering Co., Ltd...............  1,494,000    522,228
     Kerry TJ Logistics Co., Ltd..........................  1,641,000  2,148,401
*    Key Ware Electronics Co., Ltd........................    262,000     93,398
     Kindom Construction Corp.............................  2,658,000  1,944,286
#    King Chou Marine Technology Co., Ltd.................    489,920    587,213
     King Yuan Electronics Co., Ltd.......................  9,043,979  7,815,825
#    Kingcan Holdings, Ltd................................    422,273    216,509
#    Kingpak Technology, Inc..............................    217,117  1,337,106
#    King's Town Bank Co., Ltd............................  4,412,701  4,647,248
# *  King's Town Construction Co., Ltd....................    921,074    671,257

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES     VALUE>>
                                                           --------- -----------
TAIWAN -- (Continued)
#    Kinik Co.............................................   858,000 $ 1,929,431
#    Kinko Optical Co., Ltd...............................   964,000   1,113,947
#    Kinpo Electronics.................................... 9,845,157   3,267,435
#    Kinsus Interconnect Technology Corp.................. 2,128,000   3,832,966
#    KMC Kuei Meng International, Inc.....................   464,253   1,980,515
     KNH Enterprise Co., Ltd..............................   333,020     131,784
#    KS Terminals, Inc....................................   913,482   1,416,275
#    Kung Long Batteries Industrial Co., Ltd..............   462,000   2,310,521
#    Kung Sing Engineering Corp........................... 1,965,000     585,455
# *  Kuo Toong International Co., Ltd..................... 1,744,511   1,225,111
# *  Kuoyang Construction Co., Ltd........................ 3,345,384   1,426,971
     Kwong Fong Industries Corp...........................   840,764     445,208
#    Kwong Lung Enterprise Co., Ltd.......................   504,000     844,553
# *  KYE Systems Corp..................................... 1,939,672     713,873
#    L&K Engineering Co., Ltd............................. 1,281,048   1,367,739
#    La Kaffa International Co., Ltd......................   142,702     381,563
# *  LAN FA Textile....................................... 1,708,933     475,592
#    Land Mark Optoelectronics Corp.......................   426,300   3,804,068
#    Lanner Electronics, Inc..............................   731,006   1,096,375
#    Laser Tek Taiwan Co., Ltd............................   516,504     717,450
#    Laster Tech Corp., Ltd...............................   314,000     603,713
     LCY Chemical Corp.................................... 1,757,383   2,960,973
     Leader Electronics, Inc..............................   828,000     227,233
     Leadtrend Technology Corp............................   120,086     112,793
# *  Lealea Enterprise Co., Ltd........................... 6,003,892   1,957,982
     Ledlink Optics, Inc..................................   340,300     407,341
     Ledtech Electronics Corp.............................   351,000     118,359
     LEE CHI Enterprises Co., Ltd......................... 1,386,000     462,207
#    Lelon Electronics Corp...............................   628,300   1,375,291
#    Lemtech Holdings Co., Ltd............................   153,000   1,143,808
*    Leofoo Development Co., Ltd.......................... 1,913,116     395,961
# *  LES Enphants Co., Ltd................................ 1,029,754     418,324
# *  Lextar Electronics Corp.............................. 2,699,500   1,822,853
#    Li Cheng Enterprise Co., Ltd.........................   559,912     656,190
# *  Li Peng Enterprise Co., Ltd.......................... 5,193,897   1,358,341
#    Lian HWA Food Corp...................................   577,525     722,840
     Lida Holdings, Ltd...................................   307,000     840,250
#    Lien Chang Electronic Enter..........................   476,000     197,791
     Lien Hwa Industrial Corp............................. 4,474,170   5,777,926
     Lifestyle Global Enterprise, Inc.....................   110,000     370,504
#    Lingsen Precision Industries, Ltd.................... 2,752,506   1,026,090
     Lion Travel Service Co., Ltd.........................   279,000     973,150
     Lite-On Semiconductor Corp........................... 1,694,539   2,214,448
     Long Bon International Co., Ltd...................... 2,805,945   1,325,283
#    Long Chen Paper Co., Ltd............................. 4,432,006   3,899,656
#    Longwell Co..........................................   788,000   1,139,586
#    Lotes Co., Ltd.......................................   460,778   3,169,347
# *  Lotus Pharmaceutical Co., Ltd........................   103,000     226,236
#    Lu Hai Holding Corp..................................   315,690     327,005
# *  Lucky Cement Corp.................................... 1,645,000     427,275
     Lumax International Corp., Ltd.......................   640,592   1,276,809
     Lung Yen Life Service Corp........................... 1,259,000   2,379,857
# *  LuxNet Corp..........................................   736,153     619,167
#    Macauto Industrial Co., Ltd..........................   371,000   1,310,120
#    Machvision, Inc......................................   236,000   3,631,143
#    Macroblock, Inc......................................   230,550     931,933
*    Macronix International............................... 8,930,820  12,453,540
     Makalot Industrial Co., Ltd.......................... 1,424,677   6,336,382
     Masterlink Securities Corp........................... 8,580,728   2,929,932

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE>>
                                                           --------- ----------
TAIWAN -- (Continued)
#    Materials Analysis Technology, Inc...................   291,041 $  683,640
#    Mayer Steel Pipe Corp................................   944,567    427,781
     Maywufa Co., Ltd.....................................    69,322     30,919
#    Mechema Chemicals International Corp.................   342,000    999,413
#    Meiloon Industrial Co................................   974,730    654,923
     Mercuries & Associates Holding, Ltd.................. 2,871,015  2,384,429
*    Mercuries Life Insurance Co., Ltd.................... 7,718,147  4,314,300
#    Merry Electronics Co., Ltd........................... 1,287,477  6,866,277
*    Microbio Co., Ltd.................................... 2,948,607  1,937,632
#    Microelectronics Technology, Inc.....................   367,655    310,900
     Microlife Corp.......................................   374,600  1,049,553
#    Mildef Crete, Inc....................................   356,000    500,237
#    MIN AIK Technology Co., Ltd.......................... 1,059,452    667,454
#    Mirle Automation Corp................................ 1,333,098  1,873,370
     Mitac Holdings Corp.................................. 4,557,004  5,051,894
     MJ International Co., Ltd............................    16,000     34,600
#    Mobiletron Electronics Co., Ltd......................   525,800    635,909
     momo.com, Inc........................................   202,000  1,322,244
# *  Mosel Vitelic, Inc...................................   178,482    227,421
# *  Motech Industries, Inc............................... 3,353,731  1,459,731
#    MPI Corp.............................................   474,000    961,771
#    Nak Sealing Technologies Corp........................   394,954  1,092,575
     Namchow Holdings Co., Ltd............................ 1,306,000  2,423,842
#    Nan Kang Rubber Tire Co., Ltd........................ 4,245,952  3,521,500
#    Nan Liu Enterprise Co., Ltd..........................   309,000  1,707,011
     Nan Ren Lake Leisure Amusement Co., Ltd..............   855,000    218,072
#    Nan Ya Printed Circuit Board Corp.................... 1,804,000  1,599,419
     Nang Kuang Pharmaceutical Co., Ltd...................   449,000    533,863
     Nantex Industry Co., Ltd............................. 2,088,606  1,956,127
#    National Petroleum Co., Ltd..........................   217,824    274,254
# *  Neo Solar Power Corp................................. 6,411,744  2,108,907
#    Netronix, Inc........................................   519,000    701,081
     New Asia Construction & Development Corp.............   338,835     70,887
     New Best Wire Industrial Co., Ltd....................   195,600    198,655
#    New Era Electronics Co., Ltd.........................   312,000    172,301
# *  Newmax Technology Co., Ltd...........................   549,009  1,198,968
#    Nexcom International Co., Ltd........................   751,094    638,343
#    Nichidenbo Corp...................................... 1,079,417  2,700,509
#    Nien Hsing Textile Co., Ltd..........................   999,345    757,871
# *  Niko Semiconductor Co., Ltd..........................   374,000    593,437
#    Nishoku Technology, Inc..............................   328,000    756,758
#    Nova Technology Corp.................................    70,000    447,595
#    Nuvoton Technology Corp..............................   656,000  1,326,198
     O-Bank Co., Ltd...................................... 1,070,000    288,102
# *  Ocean Plastics Co., Ltd.............................. 1,107,200    969,460
#    On-Bright Electronics, Inc...........................   227,052  2,106,529
     OptoTech Corp........................................ 3,188,358  2,762,386
#    Orient Europharma Co., Ltd...........................   321,000    712,552
*    Orient Semiconductor Electronics, Ltd................ 5,229,000  1,770,203
     Oriental Union Chemical Corp......................... 5,474,267  5,932,231
#    O-TA Precision Industry Co., Ltd.....................   187,000    166,671
#    Pacific Construction Co.............................. 1,868,921    714,687
     Pacific Hospital Supply Co., Ltd.....................   420,000    908,744
#    Paiho Shih Holdings Corp.............................   999,820  1,505,853
# *  Pan Jit International, Inc........................... 2,371,541  3,654,292
#    Pan-International Industrial Corp.................... 2,973,747  2,028,876
#    Pao long International Co., Ltd......................   466,000    320,191
#    Parade Technologies, Ltd.............................   304,401  4,638,909
# *  Paragon Technologies Co., Ltd........................   480,246    363,436

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                  SHARES    VALUE>>
                                                ---------- ----------
TAIWAN -- (Continued)
#    Parpro Corp...............................    218,000 $  249,824
*    PChome Online, Inc........................    385,676  1,723,180
#    PCL Technologies, Inc.....................    260,040    708,117
#    P-Duke Technology Co., Ltd................    308,500    731,013
#    PharmaEngine, Inc.........................    453,581  2,058,822
#    Pharmally International Holding Co., Ltd..    285,452  3,586,130
# *  Phihong Technology Co., Ltd...............  2,365,401    819,502
#    Phoenix Tours International, Inc..........    318,450    364,332
     Pili International Multimedia Co., Ltd....     47,000     77,436
#    Pixart Imaging, Inc.......................    593,150  2,118,974
     Planet Technology Corp....................    190,000    393,656
     Plastron Precision Co., Ltd...............    551,462    288,547
#    Plotech Co., Ltd..........................    616,000    449,367
#    Polytronics Technology Corp...............    382,027    826,167
#    Posiflex Technology, Inc..................    355,457  1,308,587
# *  Power Quotient International Co., Ltd.....  1,346,600    348,074
#    Power Wind Health Industry, Inc...........    142,282    850,209
     Powertech Industrial Co., Ltd.............     80,000     39,489
#    Poya International Co., Ltd...............    324,098  3,473,382
*    President Securities Corp.................  6,630,524  3,045,963
#    Primax Electronics, Ltd...................  2,783,000  5,243,029
*    Prime Electronics & Satellitics, Inc......    667,822    169,214
     Prince Housing & Development Corp.........  9,008,644  3,238,769
# *  Princeton Technology Corp.................  1,099,000    335,436
     Pro Hawk Corp.............................    122,000    545,791
     Promate Electronic Co., Ltd...............  1,227,000  1,110,882
*    Promise Technology, Inc...................  1,152,286    339,849
#    Prosperity Dielectrics Co., Ltd...........    708,559  2,635,456
     P-Two Industries, Inc.....................    221,000    152,079
     Qisda Corp................................  2,915,900  2,177,373
#    QST International Corp....................    407,000  1,300,413
#    Qualipoly Chemical Corp...................    679,048    697,353
     Quang Viet Enterprise Co., Ltd............    101,000    435,949
#    Quanta Storage, Inc.......................  1,507,000  1,296,068
#    Quintain Steel Co., Ltd...................  1,760,823    540,748
#    Radiant Opto-Electronics Corp.............  3,733,000  7,894,291
*    Radium Life Tech Co., Ltd.................  5,207,100  2,299,444
#    Rafael Microelectronics, Inc..............    153,000    774,858
#    Rechi Precision Co., Ltd..................  2,626,181  2,633,790
#    Rexon Industrial Corp., Ltd...............     81,000    151,843
#    Rich Development Co., Ltd.................  4,476,036  1,492,997
#    RichWave Technology Corp..................    309,000    635,453
# *  Right WAY Industrial Co., Ltd.............    115,000     79,396
*    Ritek Corp................................ 11,856,860  5,705,726
# *  Roo Hsing Co., Ltd........................  5,236,000  2,476,521
#    Rotam Global Agrosciences, Ltd............    508,268    394,976
#    Ruentex Engineering & Construction Co.....    226,000    273,514
#    Sagittarius Life Science Corp.............    168,889    333,613
#    Samebest Co., Ltd.........................    164,400  1,181,583
     Sampo Corp................................  3,467,327  1,552,222
     San Fang Chemical Industry Co., Ltd.......  1,333,647  1,226,268
     San Far Property, Ltd.....................    124,000     58,204
#    San Shing Fastech Corp....................    794,875  1,415,479
     Sanitar Co., Ltd..........................    311,000    414,377
#    Sanyang Motor Co., Ltd....................  4,189,628  2,882,220
*    Savior Lifetec Corp.......................    159,000    123,695
#    SCI Pharmtech, Inc........................    502,395  1,124,262
#    Scientech Corp............................    357,000  1,005,441
#    SDI Corp..................................    891,000  2,379,036

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                             SHARES    VALUE>>
                                                           ---------- ----------
TAIWAN -- (Continued)
     Sea Sonic Electronics Co., Ltd.......................     57,000 $   66,583
#    Senao International Co., Ltd.........................    813,541  1,327,616
     Senao Networks, Inc..................................    194,000    864,376
#    Sercomm Corp.........................................  1,655,000  3,673,439
#    Sesoda Corp..........................................  1,290,712  1,173,286
     Shan-Loong Transportation Co., Ltd...................    558,000    568,977
#    Sharehope Medicine Co., Ltd..........................    736,293    795,729
     Sheng Yu Steel Co., Ltd..............................    867,980    682,446
#    ShenMao Technology, Inc..............................    607,891    430,200
     Shieh Yih Machinery Industry Co., Ltd................    166,000     65,132
#    Shih Her Technologies, Inc...........................    360,000    378,147
*    Shih Wei Navigation Co., Ltd.........................  2,023,384    502,143
#    Shihlin Electric & Engineering Corp..................  1,745,000  2,286,292
     Shin Hai Gas Corp....................................      1,245      1,611
#    Shin Zu Shing Co., Ltd...............................  1,268,144  3,709,279
     Shinih Enterprise Co., Ltd...........................    128,000     70,250
*    Shining Building Business Co., Ltd...................  2,813,593  1,170,216
     Shinkong Insurance Co., Ltd..........................  1,471,131  1,676,586
     Shinkong Synthetic Fibers Corp....................... 10,593,395  4,588,873
#    Shinkong Textile Co., Ltd............................    979,542  1,404,919
#    Shiny Chemical Industrial Co., Ltd...................    434,031  1,561,076
#    Shuttle, Inc.........................................  2,436,152  1,158,866
     Sigurd Microelectronics Corp.........................  2,925,974  3,521,465
# *  Silicon Integrated Systems Corp......................  3,406,887  1,356,079
*    Silitech Technology Corp.............................    994,774    500,824
     Simplo Technology Co., Ltd...........................  1,286,800  7,479,460
     Sinbon Electronics Co., Ltd..........................  1,519,813  4,413,812
     Sincere Navigation Corp..............................  2,424,786  1,276,835
     Single Well Industrial Corp..........................    315,916    245,794
#    Sinher Technology, Inc...............................    332,000    563,809
     Sinmag Equipment Corp................................    314,056  1,434,500
     Sino-American Electronic Co., Ltd....................    564,703     25,249
#    Sino-American Silicon Products, Inc..................    175,000    602,676
     Sinon Corp...........................................  3,065,510  1,763,570
#    Sinphar Pharmaceutical Co., Ltd......................  1,103,938    777,035
     Sinyi Realty Co......................................  1,657,660  1,917,837
#    Sirtec International Co., Ltd........................    957,000    801,365
     Sitronix Technology Corp.............................    901,879  2,838,290
#    Siward Crystal Technology Co., Ltd...................  1,207,000    845,543
#    Soft-World International Corp........................    817,000  2,132,921
# *  Solar Applied Materials Technology Co................  1,415,846    987,029
*    Solartech Energy Corp................................  2,620,616    948,358
#    Solomon Technology Corp..............................    869,000    653,283
#    Solteam Electronics Co., Ltd.........................    484,034    597,993
#    Song Shang Electronics Co., Ltd......................    671,000    390,003
#    Sonix Technology Co., Ltd............................  1,108,000  1,053,319
     Southeast Cement Co., Ltd............................  1,053,700    478,795
# *  Speed Tech Corp......................................    582,000  1,121,703
#    Spirox Corp..........................................    667,824    588,202
     Sporton International, Inc...........................    511,192  2,408,984
     St Shine Optical Co., Ltd............................    134,000  2,955,689
#    Standard Chemical & Pharmaceutical Co., Ltd..........    904,571  1,020,049
#    Stark Technology, Inc................................    787,688  1,026,296
     Strong H Machinery Technology Cayman, Inc............     18,000     36,996
#    Sun Race Sturmey-Archer, Inc.........................    220,000    280,166
     Sunjuice Holdings Co., Ltd...........................     72,000    387,338
#    Sunko INK Co., Ltd...................................    865,000    284,297
#    Sunny Friend Environmental Technology Co., Ltd.......    479,000  3,747,994
#    Sunonwealth Electric Machine Industry Co., Ltd.......  1,400,487  2,027,852

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES    VALUE>>
                                                           ---------- ----------
TAIWAN -- (Continued)
#    Sunplus Technology Co., Ltd..........................  4,013,000 $1,944,615
     Sunrex Technology Corp...............................  1,024,567    640,476
#    Sunspring Metal Corp.................................    842,000    974,710
*    Sunty Development Co., Ltd...........................     42,000     15,844
#    Supreme Electronics Co., Ltd.........................  2,838,508  3,210,460
#    Swancor Holding Co., Ltd.............................    497,206  1,274,187
#    Sweeten Real Estate Development Co., Ltd.............    538,874    374,294
#    Symtek Automation Asia Co., Ltd......................    305,172    629,022
     Syncmold Enterprise Corp.............................  1,173,000  2,207,047
#    Synmosa Biopharma Corp...............................    583,799    641,142
#    Sysage Technology Co., Ltd...........................    797,245    881,064
*    Sysgration...........................................  1,336,000    392,781
     Systex Corp..........................................  1,405,388  2,863,165
     T3EX Global Holdings Corp............................    713,117    560,649
#    TA Chen Stainless Pipe...............................  5,225,478  6,569,999
#    Ta Liang Technology Co., Ltd.........................    388,000    657,155
# *  Ta Ya Electric Wire & Cable..........................  4,305,306  1,951,580
     Ta Yih Industrial Co., Ltd...........................    219,000    537,371
     Tah Hsin Industrial Corp.............................    439,600    377,781
     TAI Roun Products Co., Ltd...........................    201,000     78,838
#    TA-I Technology Co., Ltd.............................    866,718  2,811,887
#    Tai Tung Communication Co., Ltd......................    638,197    402,428
     Taichung Commercial Bank Co., Ltd.................... 17,559,990  5,823,062
#    TaiDoc Technology Corp...............................    374,470  1,904,778
#    Taiflex Scientific Co., Ltd..........................  1,480,340  2,132,950
#    Taimide Tech, Inc....................................    742,250  1,771,376
#    Tainan Enterprises Co., Ltd..........................    902,370    608,662
     Tainan Spinning Co., Ltd.............................  9,381,044  4,097,736
# *  Tainergy Tech Co., Ltd...............................  1,760,000    453,017
     Tainet Communication System Corp.....................     66,000    143,050
#    Tai-Saw Technology Co., Ltd..........................    235,120    205,529
# *  Taisun Enterprise Co., Ltd...........................  2,602,648  1,574,510
*    Taita Chemical Co., Ltd..............................  1,331,951    634,559
#    Taiwan Cement Corp...................................    656,867    845,266
#    Taiwan Chinsan Electronic Industrial Co., Ltd........    648,000  1,265,939
#    Taiwan Cogeneration Corp.............................  2,747,566  2,312,877
#    Taiwan Fertilizer Co., Ltd...........................    238,000    334,583
     Taiwan Fire & Marine Insurance Co., Ltd..............  1,356,338    902,039
     Taiwan FU Hsing Industrial Co., Ltd..................  1,173,000  1,341,355
     Taiwan Hon Chuan Enterprise Co., Ltd.................  2,302,468  4,019,778
#    Taiwan Hopax Chemicals Manufacturing Co., Ltd........  1,276,120    839,298
*    Taiwan IC Packaging Corp.............................    106,000     20,616
*    Taiwan Land Development Corp.........................  6,351,991  1,833,491
# *  Taiwan Line Tek Electronic...........................    678,306    657,563
*    Taiwan Mask Corp.....................................  1,057,412  1,190,846
*    Taiwan Navigation Co., Ltd...........................  1,384,777    873,914
     Taiwan Optical Platform Co., Ltd.....................      9,453     36,264
#    Taiwan Paiho, Ltd....................................  1,991,287  4,129,497
     Taiwan PCB Techvest Co., Ltd.........................  2,125,238  1,880,565
#    Taiwan Pulp & Paper Corp.............................  2,174,980  1,325,340
#    Taiwan Sakura Corp...................................  1,463,803  1,804,955
     Taiwan Sanyo Electric Co., Ltd.......................    417,400    321,008
     Taiwan Semiconductor Co., Ltd........................  1,582,000  4,351,637
#    Taiwan Shin Kong Security Co., Ltd...................  1,728,710  2,090,079
#    Taiwan Styrene Monomer...............................  3,812,209  2,764,609
     Taiwan Surface Mounting Technology Corp..............  2,208,388  1,923,648
     Taiwan Taxi Co., Ltd.................................     56,000    138,905
#    Taiwan TEA Corp......................................  5,299,897  2,676,903
#    Taiwan Union Technology Corp.........................  1,548,000  5,960,038

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- -----------
TAIWAN -- (Continued)
#    Taiyen Biotech Co., Ltd..............................    857,883 $   845,162
# *  Tatung Co., Ltd...................................... 12,264,015  15,674,392
     Tayih Lun An Co., Ltd................................    330,890     452,671
     TCI Co., Ltd.........................................    480,991   9,136,684
     Te Chang Construction Co., Ltd.......................    334,206     213,024
# *  Teapo Electronic Corp................................    558,000   1,379,460
     Tehmag Foods Corp....................................    154,800   1,045,256
     Ten Ren Tea Co., Ltd.................................    164,980     203,431
#    Test Research, Inc...................................  1,233,820   2,310,208
     Test-Rite International Co., Ltd.....................  2,262,495   1,675,089
# *  Tex-Ray Industrial Co., Ltd..........................    803,000     280,777
#    Thinking Electronic Industrial Co., Ltd..............    629,204   1,768,937
#    Thye Ming Industrial Co., Ltd........................  1,178,669   1,527,518
     T-Mac Techvest PCB Co., Ltd..........................    380,000     158,385
#    Ton Yi Industrial Corp...............................  5,500,644   2,255,916
     Tong Hsing Electronic Industries, Ltd................  1,101,963   3,657,924
#    Tong Yang Industry Co., Ltd..........................  3,471,741   5,109,368
*    Tong-Tai Machine & Tool Co., Ltd.....................  1,590,892   1,124,589
     TOPBI International Holdings, Ltd....................    289,109   1,016,659
#    Topco Scientific Co., Ltd............................  1,403,087   3,853,196
#    Topco Technologies Corp..............................    239,000     617,381
     Topkey Corp..........................................     52,000     151,767
     Topoint Technology Co., Ltd..........................  1,118,776     737,995
     Toung Loong Textile Manufacturing....................    694,000   1,170,365
# *  TPK Holding Co., Ltd.................................  2,577,000   5,110,742
#    Trade-Van Information Services Co....................    245,000     266,015
     Transart Graphics Co., Ltd...........................     18,000      25,605
#    Transcend Information, Inc...........................    986,000   2,497,895
*    TrueLight Corp.......................................    550,700     580,206
#    Tsang Yow Industrial Co., Ltd........................    618,000     527,284
     Tsann Kuen Enterprise Co., Ltd.......................    357,686     274,125
#    TSC Auto ID Technology Co., Ltd......................    185,700   1,451,059
*    TSEC Corp............................................  2,915,205     793,239
#    TSRC Corp............................................  4,903,200   5,129,869
#    Ttet Union Corp......................................    300,000     923,401
     TTFB Co., Ltd........................................     71,000     519,978
#    TTY Biopharm Co., Ltd................................  1,849,979   5,591,245
# *  Tul Corp.............................................     92,000     437,274
     Tung Ho Steel Enterprise Corp........................  6,675,000   4,997,358
#    Tung Thih Electronic Co., Ltd........................    466,600   1,743,572
     TURVO International Co., Ltd.........................    385,112   1,410,782
# *  TWi Pharmaceuticals, Inc.............................    307,000     707,601
     TXC Corp.............................................  2,404,053   3,028,355
#    TYC Brother Industrial Co., Ltd......................  1,595,980   1,575,845
*    Tycoons Group Enterprise.............................  3,291,182     724,570
#    Tyntek Corp..........................................  2,229,039   1,517,796
     UDE Corp.............................................    486,000     537,923
#    Ultra Chip, Inc......................................    439,000     560,612
     U-Ming Marine Transport Corp.........................  3,747,000   3,875,049
#    Unimicron Technology Corp............................ 10,285,000   5,473,333
     Union Bank Of Taiwan.................................  7,680,149   2,598,675
# *  Union Insurance Co., Ltd.............................    467,660     263,885
     Unitech Computer Co., Ltd............................    684,804     455,552
# *  Unitech Printed Circuit Board Corp...................  4,078,370   2,830,072
     United Integrated Services Co., Ltd..................  1,808,439   3,452,585
#    United Orthopedic Corp...............................    720,935   1,289,388
     United Radiant Technology............................    735,000     425,738
     United Technologies Corp.............................     29,972       1,224
# *  Unity Opto Technology Co., Ltd.......................  2,760,500   1,043,388

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- -----------
TAIWAN -- (Continued)
     Univacco Technology, Inc.............................     32,000 $    19,364
     Universal Cement Corp................................  2,965,433   1,933,353
*    Universal Microelectronics Co., Ltd..................     29,000      26,132
#    Universal Microwave Technology, Inc..................    350,526     846,328
     Unizyx Holding Corp..................................  2,738,430   1,170,064
     UPC Technology Corp..................................  7,335,611   4,481,078
#    Userjoy Technology Co., Ltd..........................    247,490     637,000
     USI Corp.............................................  7,076,156   3,203,911
#    Usun Technology Co., Ltd.............................    506,000     646,280
#    Utechzone Co., Ltd...................................    390,000     672,595
*    UVAT Technology Co., Ltd.............................      9,000      11,994
     Ve Wong Corp.........................................    660,696     556,175
#    VHQ Media Holdings, Ltd..............................    170,000     909,309
#    Victory New Materials, Ltd. Co.......................    769,200     937,821
#    Visual Photonics Epitaxy Co., Ltd....................  1,313,772   3,837,928
#    Vivotek, Inc.........................................    172,200     429,203
     Voltronic Power Technology Corp......................      9,000     156,370
*    Wafer Works Corp.....................................    942,548   1,947,481
#    Waffer Technology Co., Ltd...........................    780,000     455,058
*    Wah Hong Industrial Corp.............................    182,021     107,739
     Wah Lee Industrial Corp..............................  1,266,000   2,218,126
#    Walsin Technology Corp...............................  2,159,793  24,596,902
#    Walton Advanced Engineering, Inc.....................  2,305,197   1,038,629
#    WAN HWA Enterprise Co................................    761,812     324,936
     Waterland Financial Holdings Co., Ltd................ 15,634,370   5,749,266
*    Wei Chuan Foods Corp.................................  1,027,000     802,465
     Weikeng Industrial Co., Ltd..........................  2,028,980   1,516,507
     Well Shin Technology Co., Ltd........................    683,000   1,117,465
#    Wha Yu Industrial Co., Ltd...........................    301,000     186,886
     Wholetech System Hitech, Ltd.........................    194,000     207,142
#    Winmate, Inc.........................................    237,000     430,749
#    Winstek Semiconductor Co., Ltd.......................    469,000     440,026
     Wintek Corp..........................................  5,447,000      61,046
#    Wisdom Marine Lines Co., Ltd.........................  2,801,953   2,784,606
#    Wisechip Semiconductor, Inc..........................    137,302     307,336
     Wistron NeWeb Corp...................................  2,217,796   5,526,327
     Wowprime Corp........................................    456,000   1,283,178
     WT Microelectronics Co., Ltd.........................  3,499,450   5,167,922
     WUS Printed Circuit Co., Ltd.........................  1,786,700     911,362
     XAC Automation Corp..................................    553,000     602,691
     XPEC Entertainment, Inc..............................    192,135      15,565
#    Xxentria Technology Materials Corp...................    953,207   2,778,967
*    Yang Ming Marine Transport Corp......................  8,849,981   2,658,464
#    YC Co., Ltd..........................................  3,093,453   1,887,487
     YC INOX Co., Ltd.....................................  2,587,388   2,157,617
     YCC Parts Manufacturing Co., Ltd.....................    204,000     280,119
     Yea Shin International Development Co., Ltd..........    946,215     618,854
#    Yeong Guan Energy Technology Group Co., Ltd..........    754,929   1,367,074
#    YFC-Boneagle Electric Co., Ltd.......................    771,000     992,204
*    YFY, Inc............................................. 11,143,212   4,416,042
#    Yi Jinn Industrial Co., Ltd..........................  1,676,284     753,945
     Yieh Phui Enterprise Co., Ltd........................  9,377,508   3,266,988
     Ying Han Technology Co., Ltd.........................     73,000      89,263
#    Yonyu Plastics Co., Ltd..............................    497,600     600,150
# *  Young Fast Optoelectronics Co., Ltd..................    905,872     545,235
*    Young Optics, Inc....................................    280,111   1,252,743
#    Youngtek Electronics Corp............................    903,666   1,544,086
     Yuanta Futures Co., Ltd..............................    280,000     386,785
#    Yulon Finance Corp...................................    807,480   2,961,129

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES       VALUE>>
                                                          ----------- --------------
TAIWAN -- (Continued)
#   Yulon Motor Co., Ltd.................................   3,672,000 $    2,540,198
    Yung Chi Paint & Varnish Manufacturing Co., Ltd......     466,869      1,229,264
    Yungshin Construction & Development Co., Ltd.........     711,000        762,593
#   YungShin Global Holding Corp.........................   1,491,015      1,927,503
#   Yungtay Engineering Co., Ltd.........................   2,989,000      4,772,205
    Yusin Holding Corp...................................       6,000         13,321
    Zeng Hsing Industrial Co., Ltd.......................     419,107      1,753,095
#   Zenitron Corp........................................   1,416,000      1,076,803
#   Zero One Technology Co., Ltd.........................     731,000        570,295
    Zig Sheng Industrial Co., Ltd........................   3,607,732      1,179,829
    Zinwell Corp.........................................   2,279,586      1,864,344
#   Zippy Technology Corp................................     944,948      1,092,737
    ZongTai Real Estate Development Co., Ltd.............   1,491,277        961,094
                                                                      --------------
TOTAL TAIWAN.............................................              1,322,322,290
                                                                      --------------
THAILAND -- (3.4%)
    AAPICO Hitech PCL....................................     110,000        108,281
    AAPICO Hitech PCL....................................   1,013,740        997,896
    Advanced Information Technology PCL..................     641,300        454,905
    AEON Thana Sinsap Thailand PCL.......................     239,200      1,207,863
    AEON Thana Sinsap Thailand PCL.......................      74,500        376,195
*   AJ Advance Technology PCL............................   4,098,800         46,815
    AJ Plast PCL.........................................   1,513,388        477,625
*   Amarin Printing & Publishing PCL.....................     415,000         62,992
    Amata Corp. PCL......................................   4,963,510      2,998,694
    Amata VN PCL.........................................      44,300          8,855
    Ananda Development PCL...............................  14,870,700      2,257,200
    AP Thailand PCL......................................  12,684,516      3,507,591
*   Apex Development PCL.................................       3,536             22
    Asia Aviation PCL....................................  13,800,800      1,899,840
    Asia Capital Group PCL...............................     915,600        242,179
    Asia Plus Group Holdings PCL.........................   8,667,900      1,010,864
    Asia Sermkij Leasing PCL.............................   1,058,500        725,392
    Asian Insulators PCL.................................  12,731,600         88,972
    Asian Phytoceuticals PCL.............................     148,043         19,846
    Bangchak Corp. PCL...................................   2,877,700      3,027,337
    Bangkok Airways PCL..................................   6,459,800      2,485,285
    Bangkok Aviation Fuel Services PCL...................   1,869,746      1,952,921
    Bangkok Chain Hospital PCL...........................  11,350,037      5,560,733
    Bangkok Insurance PCL................................     182,381      1,913,164
    Bangkok Land PCL..................................... 108,396,570      6,222,947
    Bangkok Ranch PCL....................................   4,605,500        782,118
    Beauty Community PCL.................................  15,697,100      3,680,114
    BEC World PCL........................................   8,003,700      2,333,510
    Better World Green PCL...............................  18,081,400        559,779
    Big Camera Corp. PCL.................................  11,022,500        781,879
*   BJC Heavy Industries PCL.............................   3,770,200        251,573
    Buriram Sugar PCL....................................   1,978,400        398,415
    Cal-Comp Electronics Thailand PCL....................  16,724,644      1,065,712
    CH Karnchang PCL.....................................   4,626,300      3,684,910
    Charoong Thai Wire & Cable PCL.......................     967,100        236,906
    Christiani & Nielsen Thai............................   2,930,600        177,932
    Chularat Hospital PCL................................  48,956,500      3,354,999
*   CIMB Thai Bank PCL...................................   6,598,800        174,540
    CK Power PCL.........................................  21,430,690      2,563,695
    COL PCL..............................................     826,800        689,621
    Com7 PCL.............................................   3,044,500      1,656,310
*   Country Group Development PCL........................  26,584,900      1,158,645
    Country Group Holdings PCL...........................   8,706,200        285,235

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE>>
                                                          ---------- ----------
THAILAND -- (Continued)
*   Demco PCL............................................  1,971,100 $  240,537
    Dhipaya Insurance PCL................................  2,254,600  1,599,295
    Diamond Building Products PCL........................  1,389,700    240,180
    Dusit Thani PCL......................................    114,500     41,987
    Dynasty Ceramic PCL.................................. 21,468,080  1,406,685
    Eastern Polymer Group PCL............................  8,504,600  2,198,364
    Eastern Printing PCL.................................    795,912    113,873
    Eastern Printing PCL.................................     39,796      5,694
    Eastern Water Resources Development and Management
      PCL................................................  5,072,600  1,677,145
*   Energy Earth PCL.....................................  4,765,400     39,218
    Erawan Group PCL (The)............................... 11,977,970  2,628,169
    Esso Thailand PCL....................................  7,230,300  3,107,703
    Forth Corp. PCL......................................  2,232,900    456,379
    Forth Smart Service PCL..............................  2,541,300    676,000
    Fortune Parts Industry PCL...........................  2,977,900    248,830
*   G J Steel PCL........................................ 16,722,780    160,844
    GFPT PCL.............................................  4,326,100  1,781,412
    Global Green Chemicals PCL...........................    383,500    124,491
*   GMM Grammy PCL.......................................    121,460     29,571
    Golden Land Property Development PCL.................  9,922,000  3,191,025
    Grand Canal Land PCL................................. 10,698,900    848,966
    Grande Asset Hotels & Property PCL...................    896,350     24,786
*   Group Lease PCL......................................    132,500     20,510
    Haad Thip PCL........................................     16,600      9,779
    Hana Microelectronics PCL............................  4,472,396  4,839,383
    ICC International PCL................................    204,600    244,450
    Ichitan Group PCL....................................  4,239,400    619,281
*   Inter Far East Energy Corp...........................  4,679,700     81,765
    Interhides PCL.......................................    769,800    198,986
    Interlink Communication PCL..........................  1,576,200    241,618
*   International Engineering PCL........................ 39,494,487      4,511
*   Italian-Thai Development PCL......................... 15,880,327  1,355,579
    Jasmine International PCL............................ 24,387,600  3,958,312
    Jay Mart PCL.........................................  2,350,195    621,633
    JMT Network Services PCL.............................  1,126,700    931,297
*   JSP Property PCL.....................................  2,885,000     58,966
    Jubilee Enterprise PCL...............................     73,600     47,784
    JWD Infologistics PCL................................  1,532,300    329,304
    Kang Yong Electric PCL...............................     56,400    725,555
    Karmarts PCL.........................................  3,429,500    482,418
    Kaset Thai International Sugar Corp. PCL.............     93,100     16,510
    KCE Electronics PCL..................................  4,526,600  5,612,331
    KGI Securities Thailand PCL..........................  8,938,600  1,133,781
    Khon Kaen Sugar Industry PCL......................... 15,277,690  1,506,186
*   Khonburi Sugar PCL...................................    178,500     23,500
    Lam Soon Thailand PCL................................  1,535,300    244,577
    Lanna Resources PCL..................................  1,833,750    859,829
    LH Financial Group PCL............................... 55,910,039  2,705,596
    Loxley PCL...........................................  8,263,276    551,382
    LPN Development PCL..................................    136,400     41,408
    LPN Development PCL..................................  6,597,103  2,002,727
    Major Cineplex Group PCL.............................  3,185,300  2,383,949
    Malee Group PCL......................................  1,009,800    476,521
    Master Ad PCL........................................  4,377,200    236,819
    Maybank Kim Eng Securities Thailand PCL..............  1,015,900    403,062
    MBK PCL..............................................  7,391,900  5,443,389
    MC Group PCL.........................................  3,113,900  1,151,216
*   MCOT PCL.............................................  2,516,300    718,511
    MCS Steel PCL........................................  1,815,400    447,439

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE>>
                                                          ---------- ----------
THAILAND -- (Continued)
    Mega Lifesciences PCL................................  3,415,100 $4,182,907
    Millcon Steel PCL....................................  2,050,533     96,764
    MK Real Estate Development PCL.......................  1,885,900    255,081
    Modernform Group PCL.................................  2,352,200    323,808
    Mono Technology PCL.................................. 13,718,900  1,006,135
    Muang Thai Insurance PCL.............................     61,288    214,609
    Muramoto Electron Thailand PCL.......................     14,000     79,952
    Namyong Terminal PCL.................................  4,335,100    703,623
*   Nation Multimedia Group PCL..........................  8,825,500     75,602
    Netbay PCL...........................................    577,600    616,315
    Nirvana Daii PCL.....................................     72,100      8,408
    Noble Development PCL................................    762,600    279,643
    Origin Property PCL..................................  2,525,500  1,427,093
    Padaeng Industry PCL.................................    998,900    558,447
    PCS Machine Group Holding PCL........................  2,298,700    490,555
    Plan B Media Pcl.....................................  9,886,800  1,901,879
    Platinum Group PCL (The).............................  3,835,400    922,248
    Polyplex Thailand PCL................................  3,840,950  1,974,158
*   Power Solution Technologies PCL......................  2,767,200     59,885
*   Precious Shipping PCL................................  8,368,400  3,018,359
    Premier Marketing PCL................................  2,574,200    804,679
*   Principal Capital PCL................................  1,217,100    188,400
    Property Perfect PCL................................. 35,928,200  1,025,903
    Pruksa Holding PCL...................................  3,552,600  2,189,008
    PTG Energy PCL.......................................  5,426,000  2,446,348
    Pylon PCL............................................    456,600     91,265
    Quality Houses PCL................................... 70,532,226  7,377,582
    Raimon Land PCL...................................... 11,010,600    479,873
    Ratchthani Leasing PCL............................... 12,368,350  2,899,703
    Regional Container Lines PCL.........................  3,754,500    637,599
    Rojana Industrial Park PCL...........................  8,647,311  1,442,518
*   RS PCL...............................................  4,019,500  2,186,743
    S 11 Group PCL.......................................  1,096,300    252,080
    Saha Pathana Inter-Holding PCL.......................    699,100  1,439,385
    Sahamitr Pressure Container PCL......................     57,000     21,758
    Saha-Union PCL.......................................    859,300  1,129,978
    Sahaviriya Steel Industries PCL...................... 87,225,900     24,645
    Samart Corp. PCL.....................................  4,186,800    912,362
*   Samart Digital Public Co., Ltd....................... 14,993,100    108,156
    Samart Telcoms PCL...................................  2,020,600    516,234
    Sansiri PCL.......................................... 54,468,410  2,701,319
    Sappe PCL............................................  1,851,200  1,432,774
    SC Asset Corp. PCL................................... 21,666,715  2,357,484
    Scan Inter PCL.......................................  3,602,500    411,467
    SEAFCO PCL...........................................  1,652,720    427,213
    Sena Development PCL.................................  2,087,233    238,398
    Siam Future Development PCL..........................  9,641,273  2,318,310
    Siam Wellness Group Pcl..............................  1,876,600    868,640
    Siamgas & Petrochemicals PCL.........................  7,809,400  2,769,790
*   Singha Estate PCL.................................... 25,643,800  2,404,829
    SNC Former PCL.......................................    266,200    118,418
    Somboon Advance Technology PCL.......................  2,147,337  1,452,212
    SPCG PCL.............................................  3,178,900  1,987,410
    Sri Ayudhya Capital PCL..............................    328,200    382,259
*   Sri Trang Agro-Industry PCL..........................  7,950,308  2,676,389
    Sriracha Construction PCL............................    881,900    397,610
    Srisawad Corp. PCL...................................  3,947,800  4,598,054
    Srisawad Finance PCL.................................    206,495    176,889
    Srithai Superware PCL................................ 10,647,500    361,637

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- ------------
THAILAND -- (Continued)
    Srivichai Vejvivat PCL...............................     48,000 $     11,326
*   Stars Microelectronics Thailand PCL..................  2,352,400      166,867
*   STP & I PCL..........................................  7,866,864    1,026,215
*   Sub Sri Thai PCL.....................................    459,030       80,023
*   Supalai PCL..........................................  9,246,691    6,614,705
*   Super Energy Corp. PCL............................... 92,352,300    2,026,365
    Susco PCL............................................  1,295,200      130,805
    SVI PCL..............................................  8,482,500    1,055,532
*   Symphony Communication PCL...........................    371,305       55,802
    Synergetic Auto Performance Co., Ltd.................    696,500      136,076
    Synnex Thailand PCL..................................  2,333,500      953,880
    Syntec Construction PCL..............................  4,454,200      564,975
    Taokaenoi Food & Marketing PCL.......................  3,846,680    1,803,673
    Tapaco PCL...........................................  1,057,300      263,769
*   Tata Steel Thailand PCL.............................. 26,758,900      587,135
    Thai Agro Energy PCL.................................    378,870       23,914
*   Thai Airways International PCL.......................  6,398,500    2,692,486
*   Thai Airways International PCL.......................    141,400       59,501
    Thai Central Chemical PCL............................    295,800      311,181
    Thai Metal Trade PCL.................................  1,176,100      523,182
    Thai Nakarin Hospital PCL............................    238,300      284,714
    Thai President Foods PCL.............................      1,430        6,663
    Thai Rayon PCL.......................................     38,400       54,247
    Thai Reinsurance PCL................................. 12,259,300      431,121
    Thai Solar Energy PCL................................  4,570,095      417,586
    Thai Stanley Electric PCL............................    206,600    1,689,065
    Thai Steel Cable PCL.................................      3,400        1,283
    Thai Vegetable Oil PCL...............................  4,743,375    4,170,235
    Thai Wacoal PCL......................................     78,000      106,673
    Thai Wah PCL.........................................  2,788,800      775,365
    Thaicom PCL..........................................  4,126,600    1,029,479
    Thaifoods Group PCL..................................  7,539,600      933,669
    Thai-German Ceramic Industry PCL.....................  3,970,400      398,591
    Thaire Life Assurance PCL............................  2,618,800      645,451
    Thitikorn PCL........................................  1,622,400      565,670
    Thoresen Thai Agencies PCL...........................  9,981,554    2,175,121
    Tipco Asphalt PCL....................................  4,065,200    1,808,385
    TIPCO Foods PCL......................................  2,066,682      621,185
    TPBI Public Co.......................................     41,000       10,228
    TPC Power Holdings Co., Ltd..........................  1,620,900      472,580
    TPI Polene PCL....................................... 59,439,800    3,394,518
    TRC Construction PCL................................. 29,701,754      437,447
*   TTCL PCL.............................................  1,474,000      358,864
*   TTCL PCL.............................................  1,350,871      328,887
    TTW PCL.............................................. 11,977,000    4,499,925
*   U City PCL........................................... 72,671,400       65,529
    Unique Engineering & Construction PCL................  4,482,670    1,724,622
    United Paper PCL.....................................  3,175,300    1,107,108
*   United Power of Asia PCL.............................    500,000        6,763
    Univanich Palm Oil PCL...............................  2,135,200      490,961
    Univentures PCL......................................  8,030,500    1,918,920
    Vanachai Group PCL...................................  5,178,959    1,253,099
    VGI Global Media PCL................................. 14,327,900    3,057,652
    Vibhavadi Medical Center PCL......................... 41,437,700    2,989,194
    Vinythai PCL.........................................  3,053,934    2,203,018
    WHA Corp. PCL........................................ 37,343,900    4,400,003
    WHA Utilities and Power PCL..........................    523,900       91,332
    Workpoint Entertainment PCL..........................  1,345,640    1,880,741
                                                                     ------------
TOTAL THAILAND...........................................             261,405,423
                                                                     ------------

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                             SHARES    VALUE>>
                                                           ---------- ----------
TURKEY -- (1.3%)
#    Adana Cimento Sanayii TAS, Class A...................    597,080 $  702,356
# *  Afyon Cimento Sanayi TAS.............................    706,817    834,393
#    Akcansa Cimento A.S..................................    513,496    915,197
# *  Akenerji Elektrik Uretim A.S.........................  3,042,841    433,412
     Aksa Akrilik Kimya Sanayii A.S.......................    775,850  1,844,118
# *  Aksa Enerji Uretim A.S...............................  1,445,457  1,252,316
     Aksigorta A.S........................................  1,014,433    743,951
#    Alarko Holding A.S...................................  1,054,314  1,067,876
#    Albaraka Turk Katilim Bankasi A.S....................  4,195,697  1,119,379
#    Alkim Alkali Kimya A.S...............................    151,615    632,593
     Anadolu Anonim Turk Sigorta Sirketi..................  2,052,847  1,768,265
     Anadolu Cam Sanayii A.S..............................  2,496,562  1,730,859
     Anadolu Hayat Emeklilik A.S..........................    910,105  1,207,423
# *  Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S.........    150,053    312,108
     AvivaSA Emeklilik ve Hayat A.S., Class A.............     70,983    193,693
#    Aygaz A.S............................................    709,920  1,496,723
# *  Bagfas Bandirma Gubre Fabrikalari A.S................    348,690    524,212
# *  Baticim Bati Anadolu Cimento Sanayii A.S.............    814,991    592,901
# *  Bera Holding A.S.....................................  2,671,310  1,031,851
# *  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S....  1,361,900    664,887
# *  Bizim Toptan Satis Magazalari A.S....................    410,191    542,324
#    Bolu Cimento Sanayii A.S.............................    541,213    635,015
#    Borusan Mannesmann Boru Sanayi ve Ticaret A.S........    574,604  1,108,510
#    Borusan Yatirim ve Pazarlama A.S.....................     30,008    249,228
# *  Boyner Perakende Ve Tekstil Yatirimlari A.S..........    312,961    486,483
# *  Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S......    484,670    717,668
     Bursa Cimento Fabrikasi A.S..........................    289,855    317,511
#    Celebi Hava Servisi A.S..............................     63,837    522,921
     Cimsa Cimento Sanayi VE Ticaret A.S..................    607,996  1,230,904
# *  Deva Holding A.S.....................................    356,487    310,915
# *  Dogan Sirketler Grubu Holding A.S.................... 12,033,147  2,447,931
#    Dogus Otomotiv Servis ve Ticaret A.S.................    484,393    626,751
#    Eczacibasi Yatirim Holding Ortakligi A.S.............    328,936    623,769
#    EGE Endustri VE Ticaret A.S..........................     14,939  1,063,590
     EGE Seramik Sanayi ve Ticaret A.S....................      7,748      5,060
#    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
       Sanayi ve Ticaret A.S..............................  1,804,200  1,307,532
     Erbosan Erciyas Boru Sanayii ve Ticaret A.S..........     51,663    836,143
# *  Fenerbahce Futbol A.S................................     93,806    526,519
# *  Flap Kongre Toplanti Hizmetleri & Turism A.S.........     30,189     35,247
# *  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S...  1,483,600    522,843
# *  Global Yatirim Holding A.S...........................  2,646,926  1,747,114
#    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S..     47,262    453,025
#    Goodyear Lastikleri TAS..............................    960,540    692,046
# *  Gozde Girisim Sermayesi Yatirim Ortakligi A.S........  1,592,055    914,714
# *  GSD Holding AS.......................................  3,446,040    504,491
# *  Gubre Fabrikalari TAS................................  1,206,045    870,888
#    Hektas Ticaret TAS...................................    548,210  1,342,034
# *  Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret A.S....  1,773,128    541,717
# *  Ihlas Holding A.S....................................  8,173,996    682,900
     Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
       Ticaret A.S........................................    300,132    482,303
# *  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.    678,189    766,522
# *  Is Finansal Kiralama A.S.............................  1,172,215    578,346
     Is Yatirim Menkul Degerler A.S., Class A.............  1,184,461    513,061
# *  Izmir Demir Celik Sanayi A.S.........................  1,055,577    529,412
*    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.,
       Class A............................................  2,124,050  1,400,515
# *  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.,
       Class B............................................  1,069,559    703,621
# *  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.,
       Class D............................................  7,346,389  6,552,582
# *  Karsan Otomotiv Sanayii Ve Ticaret A.S...............  2,434,994    795,572
#    Kartonsan Karton Sanayi ve Ticaret A.S...............      9,278    534,854

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                             SHARES      VALUE>>
                                                           ---------- --------------
TURKEY -- (Continued)
# *  Kerevitas Gida Sanayi ve Ticaret A.S.................    687,316 $      327,779
#    Konya Cimento Sanayii A.S............................     13,263        511,835
#    Kordsa Teknik Tekstil A.S............................    513,823        819,751
# *  Koza Altin Isletmeleri A.S...........................    226,641      1,971,881
# *  Koza Anadolu Metal Madencilik Isletmeleri A.S........    831,604      1,061,295
*    Logo Yazilim Sanayi Ve Ticaret A.S...................    105,528        796,677
#    Mardin Cimento Sanayii ve Ticaret A.S................    379,497        289,361
# *  Metro Ticari ve Mali Yatirimlar Holding A.S..........  2,397,037        472,504
# *  Migros Ticaret A.S...................................    463,737      1,816,861
# *  NET Holding A.S......................................  2,565,316        907,608
# *  Netas Telekomunikasyon A.S...........................    582,671      1,154,883
     Nuh Cimento Sanayi A.S...............................    435,429        794,750
#    Otokar Otomotiv Ve Savunma Sanayi A.S................     83,957      1,268,534
# *  Park Elektrik Uretim Madencilik Sanayi ve Ticaret
       A.S................................................    499,000        314,275
# *  Parsan Makina Parcalari Sanayii A.S..................    126,184        380,827
# *  Pegasus Hava Tasimaciligi A.S........................    379,876      2,232,779
     Pinar Entegre Et ve Un Sanayi A.S....................     42,261         63,826
#    Pinar SUT Mamulleri Sanayii A.S......................    143,024        262,846
#    Polisan Holding A.S..................................    302,376        421,297
#    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S...  1,472,408        964,076
# *  Sasa Polyester Sanayi A.S............................    741,201      1,468,056
# *  Sekerbank TAS........................................  3,551,462        897,890
#    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.............  1,287,294        994,592
     Soda Sanayii A.S.....................................  3,254,164      4,230,084
#    Tat Gida Sanayi A.S..................................    766,213        642,641
#    TAV Havalimanlari Holding A.S........................    252,209      1,489,013
     Tekfen Holding A.S...................................  1,560,177      6,179,237
*    Teknosa Ic Ve Dis Ticaret A.S........................    238,336        237,710
     Trakya Cam Sanayii A.S...............................  4,820,984      4,312,634
# *  Tumosan Motor ve Traktor Sanayi A.S..................    569,872        643,279
#    Turcas Petrol A.S....................................  1,214,852        436,473
     Turk Traktor ve Ziraat Makineleri A.S................    108,038      1,126,975
     Turkiye Sinai Kalkinma Bankasi A.S................... 12,323,948      2,155,929
# *  Ulker Biskuvi Sanayi A.S.............................    207,991        738,297
# *  Vestel Elektronik Sanayi ve Ticaret A.S..............    834,662      1,572,808
*    Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S..........  1,001,129        889,808
# *  Zorlu Enerji Elektrik Uretim A.S.....................  7,775,917      2,423,420
                                                                      --------------
TOTAL TURKEY..............................................               101,063,585
                                                                      --------------
TOTAL COMMON STOCKS.......................................             7,119,213,731
                                                                      --------------
PREFERRED STOCKS -- (1.4%)

BRAZIL -- (1.3%)
     AES Tiete Energia SA.................................      7,992          4,216
     Alpargatas SA........................................  1,336,074      4,538,658
*    AZUL SA..............................................    383,686      2,466,721
     Banco ABC Brasil S.A.................................    859,229      3,552,936
     Banco do Estado do Rio Grande do Sul SA, Class B.....  1,918,745      8,041,419
     Banco Pan SA.........................................  1,866,640        850,439
*    Banco Pine SA........................................    116,514         85,369
     Centrais Eletricas Santa Catarina....................     79,700        626,422
     Cia de Gas de Sao Paulo, Class A.....................    260,165      4,135,413
     Cia de Saneamento do Parana..........................  2,234,701      4,941,789
     Cia de Transmissao de Energia Eletrica Paulista......    527,458      8,620,220
     Cia Energetica de Minas Gerais.......................  7,982,865     17,504,324
     Cia Energetica de Sao Paulo, Class B.................  1,958,700      9,085,596
     Cia Energetica do Ceara, Class A.....................    136,139      1,795,455
     Cia Ferro Ligas da Bahia - FERBASA...................    465,949      2,332,662
     Cia Paranaense de Energia............................    907,800      4,958,277

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                             SHARES     VALUE>>
                                                           ---------- ------------
BRAZIL -- (Continued)
     Eucatex SA Industria e Comercio......................    160,378 $    135,881
*    Gol Linhas Aereas Inteligentes SA....................    455,048    1,674,317
     Grazziotin SA........................................      8,800       48,697
     Marcopolo SA.........................................  5,317,353    5,383,514
     Randon SA Implementos e Participacoes................  2,137,857    3,913,110
     Unipar Carbocloro SA.................................    375,985    4,400,664
     Usinas Siderurgicas de Minas Gerais SA, Class A......  4,124,699    9,747,710
                                                                      ------------
TOTAL BRAZIL..............................................              98,843,809
                                                                      ------------
CHILE -- (0.0%)
     Coca-Cola Embonor SA, Class B........................    666,620    1,688,122
                                                                      ------------
COLOMBIA -- (0.1%)
     Avianca Holdings SA..................................  3,056,704    2,538,000
     Banco Davivienda SA..................................     62,416      770,888
     Grupo Argos SA.......................................      3,405       20,497
                                                                      ------------
TOTAL COLOMBIA............................................               3,329,385
                                                                      ------------
TOTAL PREFERRED STOCKS....................................             103,861,316
                                                                      ------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*    Movida Participacoes SA Rights 08/11/18..............     67,469        5,932
                                                                      ------------
HONG KONG -- (0.0%)
*    China Grand Pharmaceutical and Healthcare Holdings,
       Ltd. Rights 08/28/18...............................  1,062,720        6,770
                                                                      ------------
INDONESIA -- (0.0%)
*    Medco Energi Internasional Tbk PT Warrants 12/11/20.. 15,202,733      377,433
                                                                      ------------
MALAYSIA -- (0.0%)
*    Berjaya Assets Bhd Warrants 06/09/23.................    942,379       19,706
*    Datasonic Group Bhd Warrants 07/05/23................  1,732,050       76,696
*    Mitrajaya Holdings Bhd Warrants 04/17/23.............    191,970        7,084
*    Power Root Bhd Warrants 12/31/23.....................     37,900        4,848
*    Protasco Bhd Warrants 04/25/23.......................    139,238        4,110
*    Salcon Bhd Warrants 07/09/25.........................  1,729,366       44,670
*    Scomi Group Bhd Warrants 02/18/23....................    512,350        6,302
# *  Vivocom International Holdings Bhd Rights 08/14/18...  4,667,133       11,481
                                                                      ------------
TOTAL MALAYSIA............................................                 174,897
                                                                      ------------
POLAND -- (0.0%)
*    Hawe SA Rights 09/30/15..............................    846,548            0
                                                                      ------------
SOUTH KOREA -- (0.0%)
*    Jcontentree Corp. Rights 09/07/18....................     77,697       33,339
*    Kyungchang Industrial Co., Ltd. Rights 08/31/18......     10,444        4,668
                                                                      ------------
TOTAL SOUTH KOREA.........................................                  38,007
                                                                      ------------
TAIWAN -- (0.0%)
*    Anderson Industrial Corp. Rights 8/17/18.............     88,417        3,321
*    Cayman Engley Industrial Co., Ltd. Rights 7/25/18....     16,102        7,363
*    Taiwan Chinsan Eletronic Industrial Co., Ltd. Rights
       08/03/18...........................................     22,938        1,274
                                                                      ------------
TOTAL TAIWAN..............................................                  11,958
                                                                      ------------

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                        SHARES      VALUE>>
                                                                      ---------- --------------
THAILAND -- (0.0%)
*      Country Group Development PCL Warrants 06/26/21......           5,194,540 $       32,788
*      Dynasty Ceramic PCL Warrants 05/07/21................           3,085,832         63,071
*      MASTER AD PCL FOREIGN FOREIGN EXP 24AUG18............             875,440              0
*      Millcon Steel PCL Warrants 07/10/20..................             354,027          2,234
*      Padaeng Industry PCL Warrants 05/14/21...............                   1              0
*      Samart Corp. Warrants 05/17/21.......................             998,900          9,608
*      TTCL PCL Warrants 06/28/21...........................             294,800          9,038
*      TTCL Public Co., Ltd. Warrants 05/10/19..............             270,174              0
                                                                                 --------------

TOTAL THAILAND..............................................                            116,739
                                                                                 --------------

TOTAL RIGHTS/WARRANTS.......................................                            731,736
                                                                                 --------------

TOTAL INVESTMENT SECURITIES.................................                      7,223,806,783
                                                                                 --------------

                                                                                    VALUE+
                                                                                 --------------

SECURITIES LENDING COLLATERAL -- (5.0%)
@ (S)  DFA Short Term Investment Fund.......................          32,779,416    379,290,620
                                                                                 --------------

TOTAL INVESTMENTS -- (100.0%)
       (Cost $7,030,538,779)^^..............................                     $7,603,097,403
                                                                                 ==============

ADR     American Depositary Receipt
CP      Certificate Participation
P.L.C.  Public Limited Company
SA      Special Assessment
ST      Special Tax
>>      Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
+       See Security Valuation Note within the Notes to Schedules of Investments.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.
^^      See Federal Tax Cost Note within the Notes to Schedules of Investments.

At July 31, 2018, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

                                                                                  UNREALIZED
                                  NUMBER OF EXPIRATION  NOTIONAL                 APPRECIATION
DESCRIPTION                       CONTRACTS    DATE      VALUE     MARKET VALUE (DEPRECIATION)
-----------                       --------- ---------- ----------- ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index.........    112     09/21/18  $15,823,204 $15,775,760   $   (47,444)
Mini MSCI Emerging Markets Index.    650     09/21/18   36,923,633  35,629,750    (1,293,883)
                                                       ----------- -----------   -----------
TOTAL FUTURES CONTRACTS..........                      $52,746,837 $51,405,510   $(1,341,327)
                                                       =========== ===========   ===========

Summary of the Series' investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                      --------------------------------------------------
                                                        LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                                      ------------ -------------- ------- --------------
Common Stocks
   Brazil............................................ $477,563,219             --   --    $  477,563,219
   Chile.............................................  118,380,539             --   --       118,380,539
   China.............................................   62,987,850 $1,162,383,882   --     1,225,371,732
   Colombia..........................................   20,764,791             --   --        20,764,791
   Greece............................................           --     26,357,497   --        26,357,497
   Hong Kong.........................................           --        313,905   --           313,905

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------------
                                   LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               --------------  -------------- ------- --------------
   Hungary....................             --  $    6,727,290   --    $    6,727,290
   India...................... $      840,340     997,831,241   --       998,671,581
   Indonesia..................        399,564     209,459,575   --       209,859,139
   Malaysia...................             --     260,907,475   --       260,907,475
   Mexico.....................    208,953,833          18,841   --       208,972,674
   Philippines................             --      86,291,495   --        86,291,495
   Poland.....................             --      89,191,687   --        89,191,687
   South Africa...............     11,505,125     471,219,405   --       482,724,530
   South Korea................      1,148,902   1,221,175,977   --     1,222,324,879
   Taiwan.....................         88,063   1,322,234,227   --     1,322,322,290
   Thailand...................    260,692,119         713,304   --       261,405,423
   Turkey.....................             --     101,063,585   --       101,063,585
Preferred Stocks
   Brazil.....................     98,843,809              --   --        98,843,809
   Chile......................      1,688,122              --   --         1,688,122
   Colombia...................      3,329,385              --   --         3,329,385
Rights/Warrants
   Brazil.....................             --           5,932   --             5,932
   Hong Kong..................             --           6,770   --             6,770
   Indonesia..................             --         377,433   --           377,433
   Malaysia...................             --         174,897   --           174,897
   South Korea................             --          38,007   --            38,007
   Taiwan.....................             --          11,958   --            11,958
   Thailand...................             --         116,739   --           116,739
Securities Lending Collateral.             --     379,290,620   --       379,290,620
Futures Contracts/**/.........     (1,341,327)             --   --        (1,341,327)
                               --------------  --------------   --    --------------
TOTAL......................... $1,265,844,334  $6,335,911,742   --    $7,601,756,076
                               ==============  ==============   ==    ==============

/**/Valued at the unrealized appreciation/(depreciation) on the investment.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                            SHARES      VALUE+
                                                           --------- ------------
COMMON STOCKS -- (98.0%)
CONSUMER DISCRETIONARY -- (11.8%)
*    1-800-Flowers.com, Inc., Class A.....................    44,330 $    642,785
     Aaron's, Inc.........................................    60,930    2,638,878
     Acushnet Holdings Corp...............................     2,067       49,959
#    Adient P.L.C.........................................    22,979    1,094,490
# *  Adtalem Global Education, Inc........................    50,557    2,757,884
# *  American Axle & Manufacturing Holdings, Inc..........    70,013    1,170,617
     American Eagle Outfitters, Inc.......................   116,305    2,928,560
# *  Ascena Retail Group, Inc.............................     6,576       24,200
# *  Ascent Capital Group, Inc., Class A..................     8,350       24,048
#    Autoliv, Inc.........................................     9,404      963,534
# *  AutoNation, Inc......................................    14,695      713,148
# *  AV Homes, Inc........................................     3,852       83,011
*    Ballantyne Strong, Inc...............................     9,030       48,762
*    Barnes & Noble Education, Inc........................     7,710       43,330
#    Barnes & Noble, Inc..................................    55,600      339,160
     Bassett Furniture Industries, Inc....................     2,900       72,500
     Beasley Broadcast Group, Inc., Class A...............     9,471       61,088
*    Beazer Homes USA, Inc................................     4,326       55,416
#    Bed Bath & Beyond, Inc...............................    25,907      485,238
# *  Belmond, Ltd., Class A...............................    90,698    1,020,353
     Best Buy Co., Inc....................................    17,763    1,332,758
#    Big 5 Sporting Goods Corp............................    16,901      109,011
*    Biglari Holdings, Inc., Class B......................         8        1,515
     BJ's Restaurants, Inc................................    16,658    1,053,619
*    Bridgepoint Education, Inc...........................     1,999       26,207
*    Build-A-Bear Workshop, Inc...........................    25,874      209,579
     Caleres, Inc.........................................    74,697    2,501,603
     Callaway Golf Co.....................................    74,643    1,436,131
*    Cambium Learning Group, Inc..........................    37,733      447,513
     Canterbury Park Holding Corp.........................     2,755       41,463
     Carnival Corp........................................   489,649   29,006,807
#    Carriage Services, Inc...............................    20,916      522,691
*    Carrols Restaurant Group, Inc........................       700       10,150
*    Cavco Industries, Inc................................     7,600    1,614,620
#    CBS Corp., Class A...................................    14,832      808,344
*    Century Communities, Inc.............................     1,809       55,175
*    Charter Communications, Inc., Class A................   339,394  103,372,625
#    Churchill Downs, Inc.................................     7,682    2,196,668
*    Chuy's Holdings, Inc.................................     4,500      142,425
#    Cinemark Holdings, Inc...............................    25,895      930,148
     Citi Trends, Inc.....................................     3,415       97,020
     Columbia Sportswear Co...............................     8,634      750,985
     Comcast Corp., Class A............................... 7,135,970  255,325,007
# *  Conn's, Inc..........................................    25,450      862,755
#    Cooper Tire & Rubber Co..............................    12,345      352,450
*    Cooper-Standard Holdings, Inc........................    18,702    2,521,030
#    Core-Mark Holding Co., Inc...........................    96,236    2,326,986
     CSS Industries, Inc..................................    10,465      166,917
     Culp, Inc............................................    10,036      248,893
*    Deckers Outdoor Corp.................................    22,626    2,552,892
*    Delta Apparel, Inc...................................     7,532      124,579
#    Dick's Sporting Goods, Inc...........................    29,300    1,000,302
#    Dillard's, Inc., Class A.............................   120,300    9,656,481
*    Discovery, Inc., Class C.............................     3,762       92,357

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                   SHARES     VALUE+
                                                  --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
# *  Discovery, Inc., Class B....................     3,762 $   120,478
*    Dixie Group, Inc. (The).....................    11,800      23,600
# *  Dorman Products, Inc........................     9,311     695,345
     DR Horton, Inc..............................   208,125   9,095,063
     DSW, Inc., Class A..........................    14,700     403,368
#    Educational Development Corp................     1,679      33,496
# *  Eldorado Resorts, Inc.......................    18,512     793,239
     Escalade, Inc...............................       277       3,712
#    EW Scripps Co. (The), Class A...............    81,265   1,064,572
     Extended Stay America, Inc..................    40,828     869,228
#    Flanigan's Enterprises, Inc.................       865      24,999
     Flexsteel Industries, Inc...................     2,068      74,096
     Foot Locker, Inc............................    63,971   3,122,425
     Ford Motor Co............................... 2,868,969  28,804,449
#    Fred's, Inc., Class A.......................    32,745      71,384
#    GameStop Corp., Class A.....................   104,752   1,509,476
     Gaming Partners International Corp..........       500       4,115
#    Gannett Co., Inc............................    59,819     632,287
# *  GCI Liberty, Inc., Class A..................   123,145   5,924,506
*    GCI Liberty, Inc., Class B..................     1,686      82,856
     General Motors Co........................... 1,095,598  41,534,120
# *  Genesco, Inc................................     6,456     262,759
     Gentex Corp.................................   100,072   2,321,670
# *  Gentherm, Inc...............................    37,081   1,679,769
*    G-III Apparel Group, Ltd....................    31,225   1,426,983
     Goodyear Tire & Rubber Co. (The)............   109,366   2,647,751
     Graham Holdings Co., Class B................     5,780   3,231,020
# *  Gray Television, Inc........................    54,374     840,078
*    Green Brick Partners, Inc...................     2,594      25,162
#    Group 1 Automotive, Inc.....................    57,936   4,054,941
#    Guess?, Inc.................................    59,800   1,355,068
     Hamilton Beach Brands Holding Co., Class A..    11,699     297,155
#    Haverty Furniture Cos., Inc.................    33,479     662,884
# *  Helen of Troy, Ltd..........................    61,653   7,062,351
*    Hemisphere Media Group, Inc.................     1,977      23,724
     Hooker Furniture Corp.......................    14,814     667,371
     Hyatt Hotels Corp., Class A.................    14,601   1,142,236
     ILG, Inc....................................       900      30,897
# *  IMAX Corp...................................     1,100      24,310
#    International Speedway Corp., Class A.......    24,844   1,075,745
*    J Alexander's Holdings, Inc.................     2,666      28,526
# *  JC Penney Co., Inc..........................    85,215     208,777
     John Wiley & Sons, Inc., Class A............    25,400   1,604,010
     Johnson Outdoors, Inc., Class A.............    15,588   1,263,719
     KB Home.....................................    30,800     731,500
     Kohl's Corp.................................    14,353   1,060,256
# *  Lakeland Industries, Inc....................     9,887     133,475
# *  Lands' End, Inc.............................    16,864     408,952
     La-Z-Boy, Inc...............................    56,332   1,718,126
     Lennar Corp., Class A.......................   224,100  11,713,707
     Lennar Corp., Class B.......................    12,506     540,259
# *  Liberty Broadband Corp., Class C............    67,601   5,372,251
*    Liberty Broadband Corp......................     1,905     144,542
# *  Liberty Broadband Corp., Class A............    24,095   1,911,697
*    Liberty Expedia Holdings, Inc., Class A.....    80,904   3,897,146
*    Liberty Expedia Holdings, Inc., Class B.....     3,457     169,600
# *  Liberty Media Corp.-Liberty Braves, Class C.    16,901     435,539
# *  Liberty Media Corp.-Liberty Braves, Class A.     7,613     195,654
*    Liberty Media Corp.-Liberty Braves, Class B.       762      20,917

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                       SHARES    VALUE+
                                                       ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
# *  Liberty Media Corp.-Liberty Formula One, Class C.  44,409 $ 1,565,417
# *  Liberty Media Corp.-Liberty Formula One, Class A.  17,043     571,111
*    Liberty Media Corp.-Liberty SiriusXM, Class C.... 208,010   9,824,312
*    Liberty Media Corp.-Liberty SiriusXM, Class A....  96,383   4,543,495
*    Liberty Media Corp.-Liberty SiriusXM, Class B....   7,622     364,636
*    Liberty TripAdvisor Holdings, Inc., Class A......  76,802   1,278,753
*    Liberty TripAdvisor Holdings, Inc., Class B......   3,570      62,386
     Lifetime Brands, Inc.............................  16,431     199,637
#    Lions Gate Entertainment Corp., Class A..........   9,332     222,568
     Lions Gate Entertainment Corp., Class B..........       1          23
#    Lithia Motors, Inc., Class A.....................  34,933   3,110,784
*    Luby's, Inc......................................   1,284       3,146
*    M/I Homes, Inc...................................  37,930     980,870
*    Madison Square Garden Co. (The), Class A.........  13,052   4,074,573
     Marcus Corp. (The)...............................  18,899     728,556
# *  MarineMax, Inc...................................  29,164     546,825
#    Marriott Vacations Worldwide Corp................  20,331   2,421,625
#    Meredith Corp....................................  41,376   2,199,134
*    Meritage Homes Corp..............................  28,156   1,214,931
     MGM Resorts International........................ 227,871   7,148,313
*    Modine Manufacturing Co..........................  14,650     255,643
*    Mohawk Industries, Inc...........................  98,740  18,598,666
*    Monarch Casino & Resort, Inc.....................   1,103      52,580
#    Monro, Inc.......................................   3,100     209,095
# *  Motorcar Parts of America, Inc...................  14,638     316,181
     Movado Group, Inc................................  21,998   1,095,500
# *  MSG Networks, Inc., Class A......................  29,558     696,091
# *  Murphy USA, Inc..................................  31,378   2,486,393
*    Nautilus, Inc....................................   3,900      55,575
# *  New York & Co., Inc..............................   8,600      42,140
#    Newell Brands, Inc............................... 209,562   5,488,429
     News Corp., Class A.............................. 402,247   6,061,862
     News Corp., Class B..............................  99,903   1,528,516
#    Nexstar Media Group, Inc., Class A...............  33,826   2,518,346
#    Office Depot, Inc................................ 204,426     513,109
*    Overstock.com, Inc...............................  19,344     689,614
     Oxford Industries, Inc...........................   5,100     469,812
#    Penske Automotive Group, Inc.....................  43,845   2,288,709
*    Perry Ellis International, Inc...................  15,092     423,180
     PulteGroup, Inc.................................. 143,221   4,080,366
     PVH Corp.........................................  31,964   4,907,113
# *  Qurate Retail Group, Inc. QVC Group, Class B.....  35,706     761,073
*    Qurate Retail, Inc............................... 815,470  17,361,356
     RCI Hospitality Holdings, Inc....................  12,026     390,003
# *  Red Robin Gourmet Burgers, Inc...................  31,175   1,474,578
# *  Regis Corp.......................................  41,660     727,384
     Rocky Brands, Inc................................   8,729     225,645
     Royal Caribbean Cruises, Ltd..................... 322,500  36,365,100
     Saga Communications, Inc., Class A...............   8,693     329,030
     Salem Media Group, Inc...........................  10,922      54,064
     Scholastic Corp..................................  31,200   1,302,912
*    Shiloh Industries, Inc...........................  15,461     127,553
#    Shoe Carnival, Inc...............................  32,650   1,024,231
#    Signet Jewelers, Ltd.............................  37,100   2,142,154
     Sinclair Broadcast Group, Inc., Class A..........  13,110     338,238
*    Skechers U.S.A., Inc., Class A...................  17,434     483,270
#    Sonic Automotive, Inc., Class A..................  17,000     345,950
     Speedway Motorsports, Inc........................  14,935     263,603
#    Standard Motor Products, Inc.....................  37,342   1,820,049

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED



                                                            SHARES      VALUE+
                                                           --------- ------------
CONSUMER DISCRETIONARY -- (Continued)
*    Stoneridge, Inc......................................    19,361 $    658,274
#    Strattec Security Corp...............................     5,224      172,392
     Superior Group of Cos, Inc...........................    17,956      376,358
#    Superior Industries International, Inc...............    23,275      427,096
*    Tandy Leather Factory, Inc...........................     9,974       77,797
     Target Corp..........................................   277,933   22,423,634
*    Taylor Morrison Home Corp., Class A..................    28,743      561,351
#    TEGNA, Inc...........................................   159,839    1,763,024
     Tenneco, Inc.........................................     1,425       65,693
     Thor Industries, Inc.................................       961       91,151
     Tile Shop Holdings, Inc..............................     6,700       55,610
     Toll Brothers, Inc...................................   179,799    6,339,713
*    TopBuild Corp........................................       300       22,284
     Tower International, Inc.............................     5,500      177,650
# *  Tuesday Morning Corp.................................    60,500      175,450
     Twenty-First Century Fox, Inc., Class A..............   987,646   44,444,070
     Twenty-First Century Fox, Inc., Class B..............   429,924   19,097,224
*    Unifi, Inc...........................................    41,401    1,249,068
# *  Universal Electronics, Inc...........................     3,206      112,050
*    Urban Outfitters, Inc................................    18,300      812,520
# *  Veoneer, Inc.........................................     9,404      491,829
*    Vista Outdoor, Inc...................................    60,950      989,828
     Walt Disney Co. (The)................................    26,220    2,977,543
#    Whirlpool Corp.......................................    30,049    3,939,424
# *  William Lyon Homes, Class A..........................    23,600      515,188
     Wolverine World Wide, Inc............................    20,700      732,366
*    ZAGG, Inc............................................     3,900       58,110
                                                                     ------------
TOTAL CONSUMER DISCRETIONARY..............................            860,572,913
                                                                     ------------
CONSUMER STAPLES -- (5.4%)
     Alico, Inc...........................................       960       30,720
*    Alliance One International, Inc......................     3,508       57,531
     Andersons, Inc. (The)................................    23,960      844,590
     Archer-Daniels-Midland Co............................   813,476   39,258,352
     Bunge, Ltd...........................................   116,968    8,085,998
#    Casey's General Stores, Inc..........................    14,000    1,531,320
*    CCA Industries, Inc..................................     8,323       22,888
# *  Central Garden & Pet Co..............................    25,184    1,087,193
*    Central Garden & Pet Co., Class A....................    48,121    1,930,615
     Constellation Brands, Inc., Class B..................    12,615    2,498,401
*    Craft Brew Alliance, Inc.............................     9,754      193,129
*    Darling Ingredients, Inc.............................    87,700    1,761,893
#    Flowers Foods, Inc...................................    61,300    1,250,520
     Fresh Del Monte Produce, Inc.........................    39,437    1,431,563
# *  Hain Celestial Group, Inc. (The).....................    87,292    2,482,584
#    Ingles Markets, Inc., Class A........................    11,437      340,251
     Ingredion, Inc.......................................    62,117    6,292,452
#    JM Smucker Co. (The).................................   108,204   12,023,628
     John B. Sanfilippo & Son, Inc........................    10,428      801,600
#    Kraft Heinz Co. (The)................................   180,916   10,900,189
*    Landec Corp..........................................    37,056      518,784
     Molson Coors Brewing Co., Class A....................     1,908      127,836
     Molson Coors Brewing Co., Class B....................   186,550   12,498,850
     Mondelez International, Inc., Class A................ 2,081,099   90,278,075
*    Nature's Sunshine Products, Inc......................     1,029        8,129
     Oil-Dri Corp. of America.............................     5,047      213,791
*    Pilgrim's Pride Corp.................................     7,300      130,086
# *  Post Holdings, Inc...................................    66,772    5,779,784
#    Sanderson Farms, Inc.................................    17,700    1,784,691

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED



                                                      SHARES      VALUE+
                                                     --------- ------------
CONSUMER STAPLES -- (Continued)
     Seaboard Corp..................................     1,812 $  6,592,056
*    Seneca Foods Corp., Class A....................     6,301      169,812
*    Seneca Foods Corp., Class B....................       300        8,453
     SpartanNash Co.................................    32,983      790,273
     Tyson Foods, Inc., Class A.....................   405,030   23,349,980
# *  United Natural Foods, Inc......................    44,400    1,429,680
     Universal Corp.................................    22,290    1,540,239
     Walgreens Boots Alliance, Inc..................   702,679   47,515,154
     Walmart, Inc................................... 1,266,497  113,009,527
#    Weis Markets, Inc..............................    11,602      593,210
                                                               ------------
TOTAL CONSUMER STAPLES..............................            399,163,827
                                                               ------------
ENERGY -- (13.8%)
     Adams Resources & Energy, Inc..................     6,004      240,160
     Anadarko Petroleum Corp........................   258,932   18,940,876
     Andeavor.......................................   185,538   27,841,832
# *  Antero Resources Corp..........................    36,982      759,610
#    Apache Corp....................................    15,708      722,568
     Arch Coal, Inc., Class A.......................     6,258      529,364
     Archrock, Inc..................................    69,200      944,580
     Baker Hughes a GE Co...........................     4,305      148,867
#    Bristow Group, Inc.............................    32,315      451,764
# *  Callon Petroleum Co............................   107,911    1,161,122
# *  Centennial Resource Development, Inc., Class A.       900       16,164
     Chevron Corp................................... 1,121,044  141,554,226
*    Cloud Peak Energy, Inc.........................    37,515       97,914
*    CNX Resources Corp.............................    79,041    1,286,787
# *  Concho Resources, Inc..........................    40,987    5,977,954
     ConocoPhillips................................. 1,489,306  107,483,214
*    Dawson Geophysical Co..........................        11           86
#    Delek US Holdings, Inc.........................    69,731    3,718,057
*    Denbury Resources, Inc.........................   185,600      837,056
     Devon Energy Corp..............................    60,406    2,718,874
# *  Dorian LPG, Ltd................................     3,567       30,319
#    Ensco P.L.C., Class A..........................   267,169    1,985,066
     EOG Resources, Inc.............................     8,874    1,144,214
*    Era Group, Inc.................................    24,458      345,592
*    Exterran Corp..................................    34,600      959,112
     Exxon Mobil Corp............................... 2,862,916  233,356,283
#    Green Plains, Inc..............................    41,234      684,484
     Gulf Island Fabrication, Inc...................    13,009      117,731
# *  Gulfport Energy Corp...........................    44,661      514,048
# *  Helix Energy Solutions Group, Inc..............   103,010    1,031,130
#    Helmerich & Payne, Inc.........................    95,808    5,877,821
#    Hess Corp......................................   165,152   10,838,926
     HollyFrontier Corp.............................    32,210    2,402,222
# *  Hornbeck Offshore Services, Inc................     6,900       32,844
# *  International Seaways, Inc.....................        12          261
     Kinder Morgan, Inc............................. 1,124,143   19,987,263
# *  Kosmos Energy, Ltd.............................    26,900      203,902
# *  Laredo Petroleum, Inc..........................    36,900      343,908
     Marathon Oil Corp..............................   467,019    9,863,441
     Marathon Petroleum Corp........................   903,936   73,065,147
# *  Matador Resources Co...........................    19,500      653,250
*    Matrix Service Co..............................    17,023      339,609
# *  McDermott International, Inc...................    12,000      216,120
#    Murphy Oil Corp................................   138,291    4,599,559
     Nabors Industries, Ltd.........................   372,511    2,227,616
     NACCO Industries, Inc., Class A................     6,832      225,456

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED



                                                           SHARES      VALUE+
                                                           ------- --------------
ENERGY -- (Continued)
#    National Oilwell Varco, Inc.......................... 213,118 $   10,361,797
*    Natural Gas Services Group, Inc......................  15,026        332,075
*    Newfield Exploration Co..............................   5,300        152,216
*    Newpark Resources, Inc...............................  85,815        948,256
#    Noble Energy, Inc.................................... 133,794      4,828,625
# *  Oasis Petroleum, Inc................................. 181,570      2,218,785
     Occidental Petroleum Corp............................ 484,588     40,671,471
#    Oceaneering International, Inc.......................  55,426      1,516,455
*    Parker Drilling Co...................................   5,590         25,712
#    Patterson-UTI Energy, Inc............................ 161,225      2,773,070
     PBF Energy, Inc., Class A............................ 115,300      5,384,510
# *  PDC Energy, Inc......................................  45,458      2,862,945
     Peabody Energy Corp..................................  88,700      3,768,863
*    PHI, Inc. Non-Voting.................................  13,870        115,260
     Phillips 66.......................................... 775,455     95,644,620
*    Pioneer Energy Services Corp.........................  74,262        245,065
     Pioneer Natural Resources Co.........................  88,400     16,731,468
*    QEP Resources, Inc...................................  96,641      1,004,100
     Range Resources Corp................................. 161,740      2,495,648
# *  REX American Resources Corp..........................   4,050        311,850
# *  Rowan Cos. P.L.C., Class A........................... 118,378      1,714,113
     Schlumberger, Ltd.................................... 577,687     39,005,426
*    SEACOR Holdings, Inc.................................  16,104        849,808
# *  SEACOR Marine Holdings, Inc..........................  12,678        320,753
#    SemGroup Corp., Class A..............................  18,242        458,786
#    Ship Finance International, Ltd......................  12,481        181,599
#    SM Energy Co.........................................  56,538      1,555,360
# *  SRC Energy, Inc...................................... 240,667      2,724,350
*    Superior Energy Services, Inc........................   4,232         41,643
*    TETRA Technologies, Inc..............................  25,600        110,336
# *  Transocean, Ltd...................................... 174,223      2,242,250
# *  Unit Corp............................................  52,140      1,298,286
#    US Silica Holdings, Inc..............................  40,824      1,100,615
     Valero Energy Corp................................... 605,899     71,708,147
*    Whiting Petroleum Corp...............................  45,107      2,239,563
     Williams Cos., Inc. (The)............................ 216,857      6,451,496
     World Fuel Services Corp.............................   5,865        163,223
                                                                   --------------
TOTAL ENERGY..............................................          1,011,034,944
                                                                   --------------
FINANCIALS -- (23.1%)
#    1st Constitution Bancorp.............................     995         22,139
#    1st Source Corp......................................  45,305      2,562,451
     Aflac, Inc........................................... 428,750     19,954,025
     Alleghany Corp.......................................   3,115      1,960,176
     Allstate Corp. (The)................................. 169,260     16,100,011
     American Equity Investment Life Holding Co...........  88,700      3,169,251
     American Financial Group, Inc........................ 168,865     19,029,397
     American International Group, Inc.................... 665,461     36,740,102
     American National Insurance Co.......................  23,302      3,005,725
     AmeriServ Financial, Inc.............................  30,968        134,711
*    Arch Capital Group, Ltd..............................   9,282        283,658
     Argo Group International Holdings, Ltd...............  59,381      3,714,282
     Aspen Insurance Holdings, Ltd........................ 102,623      4,151,100
     Associated Banc-Corp................................. 120,642      3,257,334
     Assurant, Inc........................................  65,820      7,259,946
     Assured Guaranty, Ltd................................ 122,989      4,786,732
     Asta Funding, Inc....................................     885          2,744
*    Atlanticus Holdings Corp.............................  12,567         28,904
     Axis Capital Holdings, Ltd...........................  41,810      2,364,774

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CONTINUED



                                                            SHARES      VALUE+
                                                           --------- ------------
FINANCIALS -- (Continued)
     Banc of California, Inc..............................     2,500 $     50,000
*    Bancorp, Inc. (The)..................................       459        4,457
     BancorpSouth Bank....................................       600       19,740
     Bank of America Corp................................. 5,929,137  183,091,751
     Bank of New York Mellon Corp. (The)..................   750,997   40,155,810
     Bank OZK.............................................     2,180       89,162
     BankFinancial Corp...................................    18,849      315,532
     BankUnited, Inc......................................    18,295      710,944
     Banner Corp..........................................     1,628      102,515
     Bar Harbor Bankshares................................     2,733       79,175
     BB&T Corp............................................   249,646   12,684,513
     BCB Bancorp, Inc.....................................     1,059       15,779
     Berkshire Hills Bancorp, Inc.........................    30,747    1,248,328
*    Blucora, Inc.........................................    57,127    1,985,163
     Blue Hills Bancorp, Inc..............................     1,469       32,171
*    Brighthouse Financial, Inc...........................    63,254    2,747,121
*    Cannae Holdings, Inc.................................    15,438      281,743
     Capital City Bank Group, Inc.........................    14,283      345,934
     Capital One Financial Corp...........................   372,872   35,169,287
     Capitol Federal Financial, Inc.......................     9,250      120,897
     Carolina Financial Corp..............................     1,153       48,138
     Cathay General Bancorp...............................    17,730      737,391
     Century Bancorp, Inc., Class A.......................       495       38,288
     Chemical Financial Corp..............................    41,900    2,379,920
     Chubb, Ltd...........................................   159,855   22,334,941
     Cincinnati Financial Corp............................    12,284      929,039
     CIT Group, Inc.......................................    73,345    3,882,151
     Citigroup, Inc....................................... 1,870,326  134,457,736
     Citizens Community Bancorp, Inc......................    10,355      144,970
     CME Group, Inc.......................................    77,028   12,256,695
     CNA Financial Corp...................................   199,398    9,327,838
     CNO Financial Group, Inc.............................   301,264    6,130,722
     Codorus Valley Bancorp, Inc..........................       151        4,716
     Columbia Banking System, Inc.........................    18,400      753,112
     Community West Bancshares............................       400        4,820
*    Consumer Portfolio Services, Inc.....................    26,500       88,775
# *  Cowen, Inc...........................................     3,989       62,627
# *  Customers Bancorp, Inc...............................     2,290       58,326
     Donegal Group, Inc., Class A.........................    12,386      180,959
*    E*TRADE Financial Corp...............................    86,881    5,196,353
     EMC Insurance Group, Inc.............................    23,450      627,756
*    Enstar Group, Ltd....................................     1,400      302,680
     Enterprise Financial Services Corp...................       436       24,525
     ESSA Bancorp, Inc....................................     8,217      129,007
     Evans Bancorp, Inc...................................     1,681       78,755
     Everest Re Group, Ltd................................    34,913    7,623,254
     Farmers Capital Bank Corp............................       302       17,003
     FBL Financial Group, Inc., Class A...................    24,660    2,014,722
     Federal Agricultural Mortgage Corp., Class A.........       177       15,073
     Federal Agricultural Mortgage Corp., Class C.........     9,200      867,468
     FedNat Holding Co....................................    13,665      318,394
     Fidelity Southern Corp...............................     7,213      172,607
     Fifth Third Bancorp..................................   173,516    5,134,338
     Financial Institutions, Inc..........................       296        9,383
*    First Acceptance Corp................................    27,347       30,629
     First American Financial Corp........................    61,982    3,470,992
     First Bancorp........................................    16,138      668,436
*    First BanCorp........................................     9,225       75,830
     First Business Financial Services, Inc...............       964       22,905

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED



                                                            SHARES      VALUE+
                                                           --------- ------------
FINANCIALS -- (Continued)
     First Citizens BancShares, Inc., Class A.............     8,627 $  3,509,636
#    First Commonwealth Financial Corp....................    30,547      515,328
     First Community Bancshares, Inc......................       183        5,953
     First Defiance Financial Corp........................    21,760      699,802
     First Financial Bancorp..............................    72,337    2,195,428
     First Financial Northwest, Inc.......................    25,371      448,052
     First Hawaiian, Inc..................................     1,200       33,912
     First Horizon National Corp..........................   118,936    2,127,765
     First Interstate BancSystem, Inc., Class A...........     2,348      101,316
     First Merchants Corp.................................    36,312    1,713,926
     First Midwest Bancorp, Inc...........................    58,937    1,571,850
     First United Corp....................................       602       11,257
#    FNB Corp.............................................   154,117    1,977,321
     Fulton Financial Corp................................    29,400      510,090
*    Genworth Financial, Inc., Class A....................    34,964      160,834
     Global Indemnity, Ltd................................     8,282      337,491
     Goldman Sachs Group, Inc. (The)......................   209,155   49,659,672
     Great Southern Bancorp, Inc..........................     1,616       95,425
     Great Western Bancorp, Inc...........................     8,161      341,538
     Guaranty Federal Bancshares, Inc.....................     1,684       41,932
*    Hallmark Financial Services, Inc.....................    16,734      176,711
     Hancock Whitney Corp.................................    61,600    3,095,400
     Hanmi Financial Corp.................................     2,021       50,626
     Hanover Insurance Group, Inc. (The)..................    88,829   11,140,933
     Hartford Financial Services Group, Inc. (The)........   245,844   12,955,979
     Heartland Financial USA, Inc.........................       465       27,319
     Hilltop Holdings, Inc................................    26,171      544,357
*    HMN Financial, Inc...................................     3,456       71,712
     Home Bancorp, Inc....................................       719       32,779
*    HomeStreet, Inc......................................     2,200       65,120
     Hope Bancorp, Inc....................................    16,628      279,018
     HopFed Bancorp, Inc..................................     6,781      111,547
     Horace Mann Educators Corp...........................    58,206    2,543,602
     Huntington Bancshares, Inc...........................    70,847    1,093,878
     IBERIABANK Corp......................................    35,897    2,983,041
#    Independent Bank Group, Inc..........................       856       57,438
     International Bancshares Corp........................     5,000      222,250
#    Investment Technology Group, Inc.....................    23,677      524,446
     Investors Bancorp, Inc...............................    45,405      568,471
     Investors Title Co...................................     1,069      204,607
#    Janus Henderson Group P.L.C..........................   133,221    4,336,344
     JPMorgan Chase & Co.................................. 2,748,095  315,893,520
     Kemper Corp..........................................    59,119    4,717,696
     Kentucky First Federal Bancorp.......................     2,300       19,205
     KeyCorp..............................................   526,210   10,982,003
     Lakeland Bancorp, Inc................................     8,740      169,556
     Landmark Bancorp, Inc................................     2,390       67,685
#    Legg Mason, Inc......................................    43,400    1,481,242
     Lincoln National Corp................................   134,595    9,165,919
     Loews Corp...........................................   243,798   12,380,062
     M&T Bank Corp........................................     4,341      752,512
     Macatawa Bank Corp...................................       291        3,571
     Mackinac Financial Corp..............................     6,893      113,734
*    Malvern Bancorp, Inc.................................       867       21,458
     Marlin Business Services Corp........................    13,787      424,640
     MB Financial, Inc....................................    19,678      953,399
# *  MBIA, Inc............................................    82,267      843,237
     MBT Financial Corp...................................     9,396      107,114
     Mercantile Bank Corp.................................     4,422      157,069

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CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
    MetLife, Inc.........................................   949,912 $43,448,975
*   MGIC Investment Corp.................................    41,745     520,978
    MidWestOne Financial Group, Inc......................       346      11,127
    Morgan Stanley....................................... 1,102,617  55,748,316
#   MutualFirst Financial, Inc...........................     2,300      88,320
    National Western Life Group, Inc., Class A...........       900     291,600
    Navigators Group, Inc. (The).........................     9,617     580,386
    Nelnet, Inc., Class A................................    16,900     993,382
#   New York Community Bancorp, Inc......................   100,880   1,086,478
    NewStar Financial, Inc...............................    41,166      20,265
    Northrim BanCorp, Inc................................     5,734     231,080
    OFG Bancorp..........................................    33,091     550,965
#   Old National Bancorp.................................    50,420     980,669
    Old Republic International Corp......................   174,823   3,725,478
*   OneMain Holdings, Inc................................    24,900     827,925
    Oppenheimer Holdings, Inc., Class A..................     3,097      91,516
    PacWest Bancorp......................................    48,704   2,445,915
#   Peoples Bancorp of North Carolina, Inc...............       275       8,632
    Peoples Bancorp, Inc.................................    15,923     576,731
#   People's United Financial, Inc.......................   138,407   2,523,160
*   PHH Corp.............................................    33,325     362,243
#   Pinnacle Financial Partners, Inc.....................    11,777     736,062
    Piper Jaffray Cos....................................       312      24,133
    PNC Financial Services Group, Inc. (The).............   217,040  31,433,903
    Popular, Inc.........................................    70,636   3,505,665
    Premier Financial Bancorp, Inc.......................     6,096     115,885
    Principal Financial Group, Inc.......................   218,754  12,705,232
#   Prosperity Bancshares, Inc...........................    10,111     709,287
    Protective Insurance Corp., Class B..................     5,929     138,442
    Protective Insurance Corp., Class A..................       300       6,960
    Provident Financial Holdings, Inc....................       544      10,091
    Provident Financial Services, Inc....................    23,759     606,805
    Prudential Financial, Inc............................   497,625  50,215,339
    Radian Group, Inc....................................   161,945   3,101,247
    Regions Financial Corp............................... 1,302,555  24,240,549
    Reinsurance Group of America, Inc....................   153,566  21,729,589
    RenaissanceRe Holdings, Ltd..........................    25,867   3,410,564
    Renasant Corp........................................    42,102   1,881,117
    Riverview Bancorp, Inc...............................     1,682      15,306
    Safety Insurance Group, Inc..........................    26,197   2,399,645
    Salisbury Bancorp, Inc...............................       300      13,170
    Sandy Spring Bancorp, Inc............................     9,125     356,879
*   Select Bancorp, Inc..................................       600       7,806
#   Selective Insurance Group, Inc.......................    45,200   2,702,960
    SI Financial Group, Inc..............................     5,661      78,971
    Simmons First National Corp., Class A................    22,648     674,910
    South State Corp.....................................     7,672     642,146
    Southern National Bancorp of Virginia, Inc...........       193       3,385
#   State Auto Financial Corp............................    15,100     488,334
#   Sterling Bancorp.....................................   155,578   3,453,832
    Stewart Information Services Corp....................    12,271     557,594
    Stifel Financial Corp................................    47,800   2,635,214
#   SunTrust Banks, Inc..................................   255,532  18,416,191
    Synchrony Financial..................................   544,549  15,759,248
    Synovus Financial Corp...............................         2          99
    Territorial Bancorp, Inc.............................       823      25,102
    Timberland Bancorp, Inc..............................     2,500      90,550
#   Tiptree, Inc.........................................    37,071     252,083
    Travelers Cos., Inc. (The)...........................   184,026  23,949,144

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CONTINUED


                                                            SHARES       VALUE+
                                                           --------- --------------
FINANCIALS -- (Continued)
     TriCo Bancshares.....................................       854 $       33,152
#    Trustmark Corp.......................................    30,611      1,077,201
     Umpqua Holdings Corp.................................   111,767      2,380,637
*    Unico American Corp..................................     1,000          7,200
#    Union Bankshares Corp................................    39,149      1,585,926
#    United Bankshares, Inc...............................    20,121        743,471
     United Financial Bancorp, Inc........................     9,193        160,969
     United Fire Group, Inc...............................    24,429      1,472,824
     United Security Bancshares...........................       440          4,730
     Unity Bancorp, Inc...................................     3,592         87,645
     Univest Corp. of Pennsylvania........................       156          4,259
     Unum Group...........................................   517,445     20,558,090
#    Valley National Bancorp..............................   158,654      1,848,319
     Voya Financial, Inc..................................    14,373        726,124
     Washington Federal, Inc..............................    97,887      3,284,109
     Waterstone Financial, Inc............................     1,426         24,242
     Wells Fargo & Co..................................... 3,442,953    197,246,777
     WesBanco, Inc........................................    32,078      1,567,652
#    Western New England Bancorp, Inc.....................    11,698        126,923
     Wintrust Financial Corp..............................    24,224      2,125,172
     WR Berkley Corp......................................     5,305        402,172
     XL Group, Ltd........................................   240,766     13,538,272
#    Zions Bancorporation.................................    53,325      2,756,902
                                                                     --------------
TOTAL FINANCIALS..........................................            1,687,766,834
                                                                     --------------
HEALTHCARE -- (14.0%)
     Abbott Laboratories..................................   915,297     59,988,565
# *  Acadia Healthcare Co., Inc...........................     6,946        274,228
#    Aceto Corp...........................................    31,686        103,613
*    Addus HomeCare Corp..................................     2,044        135,211
     Aetna, Inc...........................................   558,462    105,208,656
     Allergan P.L.C.......................................   131,701     24,244,837
*    Allscripts Healthcare Solutions, Inc.................   113,744      1,392,227
# *  Amneal Pharmaceuticals, Inc..........................     4,700         90,099
*    AngioDynamics, Inc...................................    14,354        303,444
# *  Anika Therapeutics, Inc..............................    14,671        587,280
     Anthem, Inc..........................................   504,640    127,673,920
*    Aptevo Therapeutics, Inc.............................     4,339         18,311
*    Avanos Medical, Inc..................................    25,838      1,426,258
     Baxter International, Inc............................     6,557        475,055
# *  Brookdale Senior Living, Inc.........................    22,302        213,876
*    Cambrex Corp.........................................     2,300        143,750
*    Centene Corp.........................................    20,136      2,624,325
     Cigna Corp...........................................   136,754     24,536,403
*    Concert Pharmaceuticals, Inc.........................     3,083         49,297
     CONMED Corp..........................................    43,239      3,199,686
#    Cooper Cos., Inc. (The)..............................    13,956      3,635,538
*    Cross Country Healthcare, Inc........................     7,595         89,089
*    CryoLife, Inc........................................    17,502        521,560
# *  Cumberland Pharmaceuticals, Inc......................    23,319        142,246
# *  Cutera, Inc..........................................     1,289         51,560
     CVS Health Corp...................................... 1,510,745     97,986,921
     Danaher Corp.........................................   405,225     41,567,980
     Digirad Corp.........................................    26,711         44,073
# *  Diplomat Pharmacy, Inc...............................    34,200        710,676
*    Emergent BioSolutions, Inc...........................    30,178      1,640,174
# *  Endo International P.L.C.............................    14,700        182,868
*    Envision Healthcare Corp.............................    50,543      2,237,033
*    Enzo Biochem, Inc....................................     6,287         27,789

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CONTINUED


                                                            SHARES       VALUE+
                                                           --------- --------------
HEALTHCARE -- (Continued)
*    Express Scripts Holding Co...........................   493,239 $   39,192,771
*    FONAR Corp...........................................       960         25,056
*    Harvard Bioscience, Inc..............................    11,180         63,726
*    HMS Holdings Corp....................................     6,400        153,152
     Humana, Inc..........................................   198,071     62,229,947
*    Integer Holdings Corp................................    41,672      2,977,464
*    IntriCon Corp........................................     2,835        164,713
#    Invacare Corp........................................     7,330        130,840
     Kewaunee Scientific Corp.............................     1,631         51,540
*    Laboratory Corp. of America Holdings.................     8,149      1,428,846
# *  LHC Group, Inc.......................................    30,318      2,609,773
# *  LifePoint Health, Inc................................    82,208      5,327,078
*    LivaNova P.L.C.......................................    32,200      3,546,186
     Luminex Corp.........................................     1,400         47,404
*    Magellan Health, Inc.................................    17,899      1,302,152
# *  Mallinckrodt P.L.C...................................    32,700        766,815
     McKesson Corp........................................    70,069      8,800,666
*    MEDNAX, Inc..........................................    65,302      2,794,273
*    Medpace Holdings, Inc................................       800         49,096
     Medtronic P.L.C......................................   814,175     73,463,010
*    Merit Medical Systems, Inc...........................    13,395        727,348
# *  Molina Healthcare, Inc...............................    25,541      2,658,563
*    Mylan NV.............................................    28,680      1,070,051
# *  Myriad Genetics, Inc.................................    78,116      3,417,575
     National HealthCare Corp.............................     6,484        467,367
*    Natus Medical, Inc...................................    16,198        591,227
*    Nuvectra Corp........................................    10,668        167,274
# *  Omnicell, Inc........................................    35,405      2,106,597
*    Ophthotech Corp......................................     5,721         14,245
     Owens & Minor, Inc...................................     2,841         53,610
#    PerkinElmer, Inc.....................................    76,500      6,057,270
     Pfizer, Inc.......................................... 3,696,959    147,619,573
# *  Prestige Brands Holdings, Inc........................   111,489      3,983,502
*    Providence Service Corp. (The).......................    11,898        833,812
     Quest Diagnostics, Inc...............................    10,366      1,116,626
*    RTI Surgical, Inc....................................    65,316        300,454
*    Select Medical Holdings Corp.........................   117,504      2,444,083
*    Surmodics, Inc.......................................     5,593        328,868
# *  Syneos Health, Inc...................................    23,808      1,173,139
# *  Taro Pharmaceutical Industries, Ltd..................     2,378        266,954
     Teleflex, Inc........................................    37,223     10,151,084
     Thermo Fisher Scientific, Inc........................   435,609    102,163,379
# *  Triple-S Management Corp., Class B...................    20,684        734,489
*    United Therapeutics Corp.............................    20,858      2,563,657
     UnitedHealth Group, Inc..............................    89,716     22,717,886
*    Varex Imaging Corp...................................     2,698        103,172
*    WellCare Health Plans, Inc...........................    18,375      4,913,842
     Zimmer Biomet Holdings, Inc..........................    10,322      1,295,617
                                                                     --------------
TOTAL HEALTHCARE..........................................            1,026,692,320
                                                                     --------------
INDUSTRIALS -- (11.6%)
     AAR Corp.............................................    32,906      1,560,073
#    ABM Industries, Inc..................................    64,500      2,012,400
#    Acme United Corp.....................................     1,030         22,464
     Acuity Brands, Inc...................................     8,861      1,231,945
# *  AECOM................................................    67,765      2,274,193
*    Aegion Corp..........................................    42,549      1,054,364
# *  Aerovironment, Inc...................................    35,065      2,581,135
     AGCO Corp............................................    58,973      3,716,478

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                            SHARES     VALUE+
                                                           --------- -----------
INDUSTRIALS -- (Continued)
     Air Lease Corp.......................................    37,884 $ 1,665,381
*    Air Transport Services Group, Inc....................    35,408     797,742
     Alamo Group, Inc.....................................    22,751   2,115,843
#    Alaska Air Group, Inc................................   105,252   6,612,983
     Albany International Corp., Class A..................    20,551   1,359,449
     Altra Industrial Motion Corp.........................     1,112      48,817
     AMERCO...............................................    29,431  11,097,841
*    Ameresco, Inc., Class A..............................       981      13,145
#    American Railcar Industries, Inc.....................    20,003     911,537
*    American Woodmark Corp...............................     1,504     125,509
#    Apogee Enterprises, Inc..............................    36,374   1,846,344
     ArcBest Corp.........................................    12,135     564,884
     Arconic, Inc.........................................   293,500   6,366,015
     Argan, Inc...........................................        21         806
*    Armstrong Flooring, Inc..............................     1,000      13,070
*    ASGN, Inc............................................    53,951   4,871,775
     Astec Industries, Inc................................    22,925   1,126,305
# *  Atlas Air Worldwide Holdings, Inc....................    31,815   2,133,196
     AZZ, Inc.............................................     5,300     287,260
     Barnes Group, Inc....................................    47,000   3,188,950
     Brady Corp., Class A.................................    38,500   1,472,625
     Briggs & Stratton Corp...............................    41,033     725,874
*    CAI International, Inc...............................    17,082     392,203
     Carlisle Cos., Inc...................................    26,313   3,232,289
*    Casella Waste Systems, Inc., Class A.................     5,201     143,340
     Caterpillar, Inc.....................................    84,002  12,079,488
*    CBIZ, Inc............................................    39,049     859,078
#    CECO Environmental Corp..............................     3,773      25,921
*    Chart Industries, Inc................................     3,320     259,259
#    Chicago Rivet & Machine Co...........................       700      22,046
#    CIRCOR International, Inc............................     9,719     431,038
*    Clean Harbors, Inc...................................     8,600     489,598
# *  Colfax Corp..........................................     7,300     235,790
     Columbus McKinnon Corp...............................    17,542     722,029
     Comfort Systems USA, Inc.............................    44,560   2,475,308
     CompX International, Inc.............................       500       6,350
     Copa Holdings SA, Class A............................     8,500     827,390
     Covanta Holding Corp.................................     6,052     108,936
*    Covenant Transportation Group, Inc., Class A.........     7,080     205,178
     CRA International, Inc...............................     7,613     412,016
     Crane Co.............................................     1,280     115,930
     CSX Corp............................................. 1,055,544  74,605,850
     Cubic Corp...........................................     3,576     243,526
     Curtiss-Wright Corp..................................    46,353   6,166,340
     Delta Air Lines, Inc.................................   433,135  23,571,207
     Deluxe Corp..........................................     3,803     224,111
     DMC Global, Inc......................................     1,436      58,948
     Douglas Dynamics, Inc................................    30,234   1,484,489
*    Ducommun, Inc........................................    12,645     421,458
*    DXP Enterprises, Inc.................................       402      16,619
     Eastern Co. (The)....................................    10,193     300,693
     Eaton Corp. P.L.C....................................   265,270  22,062,506
*    Echo Global Logistics, Inc...........................    12,300     423,735
     EMCOR Group, Inc.....................................    60,540   4,658,553
     Encore Wire Corp.....................................    19,966     973,342
     EnerSys..............................................    43,639   3,581,453
*    Engility Holdings, Inc...............................     7,988     276,385
     Ennis, Inc...........................................    30,835     670,661
     EnPro Industries, Inc................................     8,338     636,940

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                            SHARES     VALUE+
                                                           --------- -----------
INDUSTRIALS -- (Continued)
     ESCO Technologies, Inc...............................    17,601 $ 1,095,662
     Espey Manufacturing & Electronics Corp...............     1,671      43,279
     Essendant, Inc.......................................    14,123     234,865
*    Esterline Technologies Corp..........................    44,968   3,835,770
     Federal Signal Corp..................................    71,923   1,708,171
     FedEx Corp...........................................   127,314  31,302,693
#    Flowserve Corp.......................................    42,560   1,886,685
     Fortune Brands Home & Security, Inc..................   123,726   7,176,108
*    Franklin Covey Co....................................     3,046      77,825
     Franklin Electric Co., Inc...........................     4,674     231,129
     FreightCar America, Inc..............................     4,692      85,911
*    FTI Consulting, Inc..................................    37,336   2,948,051
#    GATX Corp............................................    65,445   5,388,741
*    Gencor Industries, Inc...............................    13,149     197,235
     General Electric Co.................................. 2,120,584  28,903,560
# *  Genesee & Wyoming, Inc., Class A.....................    19,008   1,634,688
# *  Gibraltar Industries, Inc............................    34,603   1,503,500
# *  Goldfield Corp. (The)................................     4,304      20,444
     Gorman-Rupp Co. (The)................................    22,062     834,826
*    GP Strategies Corp...................................    18,583     351,219
     Granite Construction, Inc............................    28,917   1,560,072
*    Great Lakes Dredge & Dock Corp.......................    69,820     377,028
#    Greenbrier Cos., Inc. (The)..........................    22,451   1,271,849
#    Griffon Corp.........................................    67,323   1,205,082
#    Hawaiian Holdings, Inc...............................    24,322     975,312
#    Heartland Express, Inc...............................     4,300      82,517
     Heidrick & Struggles International, Inc..............    18,234     745,771
*    Herc Holdings, Inc...................................     1,679      95,401
*    Heritage-Crystal Clean, Inc..........................     1,365      32,896
     Herman Miller, Inc...................................    15,600     590,460
# *  Hertz Global Holdings, Inc...........................    55,682     848,037
*    Hub Group, Inc., Class A.............................     6,511     302,110
     Hurco Cos., Inc......................................     7,910     350,413
*    Huron Consulting Group, Inc..........................     4,001     174,644
     Hyster-Yale Materials Handling, Inc..................    12,246     805,297
     ICF International, Inc...............................    31,660   2,331,759
     Ingersoll-Rand P.L.C.................................   213,109  20,993,368
*    InnerWorkings, Inc...................................    96,587     855,761
     Insteel Industries, Inc..............................    17,578     722,983
     ITT, Inc.............................................    40,100   2,272,467
*    JetBlue Airways Corp.................................   325,493   5,858,874
     Johnson Controls International P.L.C.................   151,178   5,670,687
     Kadant, Inc..........................................    12,286   1,186,828
     Kaman Corp...........................................    19,988   1,323,605
     KAR Auction Services, Inc............................    18,100   1,076,045
     KBR, Inc.............................................     3,600      71,928
     Kennametal, Inc......................................     5,020     195,579
     Kimball International, Inc., Class B.................    31,144     502,976
*    Kirby Corp...........................................    40,100   3,346,345
#    Knight-Swift Transportation Holdings, Inc............    10,067     327,681
     Knoll, Inc...........................................     4,200      94,710
     Korn/Ferry International.............................    60,004   3,959,064
# *  Kratos Defense & Security Solutions, Inc.............     2,711      35,026
     L3 Technologies, Inc.................................   100,470  21,544,787
*    Lawson Products, Inc.................................     8,847     239,311
*    LB Foster Co., Class A...............................     6,682     164,043
     LSI Industries, Inc..................................    27,715     135,526
*    Lydall, Inc..........................................    15,105     700,872
     Macquarie Infrastructure Corp........................     1,300      59,033

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
INDUSTRIALS -- (Continued)
     ManpowerGroup, Inc...................................  22,886 $ 2,134,348
     Marten Transport, Ltd................................  79,636   1,740,047
*    Masonite International Corp..........................   6,306     430,384
# *  MasTec, Inc..........................................  62,339   2,901,880
     Matson, Inc..........................................  62,316   2,243,376
#    Matthews International Corp., Class A................  22,887   1,202,712
     McGrath RentCorp.....................................  17,552   1,042,238
# *  Mercury Systems, Inc.................................   2,055      85,755
*    Milacron Holdings Corp...............................   2,800      58,380
     Miller Industries, Inc...............................  20,099     523,579
*    Mistras Group, Inc...................................   4,200      88,368
     Mobile Mini, Inc.....................................  54,461   2,322,762
     Moog, Inc., Class A..................................  35,539   2,665,780
# *  MRC Global, Inc...................................... 104,097   2,357,797
     Mueller Industries, Inc..............................  30,912   1,023,496
     Mueller Water Products, Inc., Class A................  20,300     250,705
     Multi-Color Corp.....................................   8,408     557,871
*    MYR Group, Inc.......................................  19,582     722,380
     National Presto Industries, Inc......................     571      71,175
*    Navigant Consulting, Inc.............................  12,297     267,583
*    NL Industries, Inc...................................  38,770     331,483
#    NN, Inc..............................................  18,396     395,514
     Norfolk Southern Corp................................ 545,229  92,143,701
# *  Northwest Pipe Co....................................   5,286     103,394
*    nVent Electric P.L.C................................. 117,934   3,231,392
     Oshkosh Corp.........................................  69,838   5,255,309
     Owens Corning........................................ 149,300   9,289,446
     PACCAR, Inc..........................................  93,329   6,133,582
*    PAM Transportation Services, Inc.....................   6,449     351,793
     Pentair P.L.C........................................ 117,934   5,265,753
*    Perma-Pipe International Holdings, Inc...............   8,900      80,545
#    Powell Industries, Inc...............................   5,719     209,601
     Quad/Graphics, Inc...................................   5,391     110,839
     Quanex Building Products Corp........................  22,731     402,339
*    Quanta Services, Inc................................. 168,307   5,734,219
*    Radiant Logistics, Inc...............................   4,144      16,535
     Raytheon Co..........................................  44,355   8,783,621
     RCM Technologies, Inc................................  15,245      74,091
     Regal Beloit Corp....................................  16,070   1,381,216
     Reis, Inc............................................  13,511     288,460
     Republic Services, Inc............................... 429,755  31,148,642
     Resources Connection, Inc............................  25,955     412,684
# *  Rexnord Corp.........................................  60,278   1,822,807
*    Roadrunner Transportation Systems, Inc...............     879       1,925
*    Rush Enterprises, Inc., Class A......................  32,603   1,470,069
*    Rush Enterprises, Inc., Class B......................  18,522     833,305
     Ryder System, Inc....................................  89,844   7,034,785
*    Saia, Inc............................................  25,925   1,953,449
#    Schneider National, Inc., Class B....................   7,900     206,506
*    SIFCO Industries, Inc................................   6,423      33,078
     Simpson Manufacturing Co., Inc.......................  26,100   1,904,256
     SkyWest, Inc.........................................  54,906   3,288,869
     Southwest Airlines Co................................ 531,263  30,898,256
*    SP Plus Corp.........................................   1,336      52,104
     Spartan Motors, Inc..................................  16,820     248,095
*    Sparton Corp.........................................   8,563     127,846
# *  Spirit Airlines, Inc.................................  38,189   1,658,930
*    SPX FLOW, Inc........................................  20,167     958,336
     Standex International Corp...........................  22,341   2,315,645

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                    SHARES     VALUE+
                                                                    ------- ------------
INDUSTRIALS -- (Continued)
     Stanley Black & Decker, Inc..........................          129,900 $ 19,416,153
     Steelcase, Inc., Class A.............................           56,369      775,074
*    Stericycle, Inc......................................           19,934    1,392,589
# *  Team, Inc............................................            6,674      145,493
#    Terex Corp...........................................           74,015    3,265,542
     Tetra Tech, Inc......................................           55,922    3,400,058
     Textron, Inc.........................................            1,844      125,890
*    Thermon Group Holdings, Inc..........................            4,300      107,801
     Timken Co. (The).....................................           13,027      641,580
     Titan International, Inc.............................           16,400      173,676
# *  Titan Machinery, Inc.................................            2,883       43,649
*    TriMas Corp..........................................            6,000      177,600
     Trinity Industries, Inc..............................          183,814    7,003,313
     Triton International, Ltd............................           24,053      846,666
#    Triumph Group, Inc...................................           54,800    1,142,580
# *  Tutor Perini Corp....................................           33,844      626,114
*    Twin Disc, Inc.......................................            6,900      180,849
*    Ultralife Corp.......................................            3,309       33,255
     UniFirst Corp........................................           18,705    3,500,641
     Union Pacific Corp...................................          563,195   84,417,299
*    United Continental Holdings, Inc.....................          114,796    9,229,598
     United Technologies Corp.............................          382,009   51,853,902
*    Univar, Inc..........................................            3,900      107,211
     Universal Forest Products, Inc.......................           95,400    3,514,536
# *  USA Truck, Inc.......................................            7,482      163,257
# *  USG Corp.............................................           52,100    2,251,762
     Valmont Industries, Inc..............................            4,200      586,530
*    Vectrus, Inc.........................................            6,869      215,755
*    Veritiv Corp.........................................            9,437      361,437
     Viad Corp............................................           23,193    1,331,278
     Virco Manufacturing Corp.............................           12,601       61,115
     VSE Corp.............................................              610       26,291
#    Wabash National Corp.................................            7,700      152,460
     Watts Water Technologies, Inc., Class A..............           20,022    1,712,882
     Werner Enterprises, Inc..............................           36,605    1,363,536
# *  Wesco Aircraft Holdings, Inc.........................            6,228       74,425
*    WESCO International, Inc.............................           52,083    3,177,063
*    Willis Lease Finance Corp............................            6,713      209,580
# *  XPO Logistics, Inc...................................           12,216    1,218,180
                                                                            ------------
TOTAL INDUSTRIALS.........................................                   851,434,571
                                                                            ------------
INFORMATION TECHNOLOGY -- (12.2%)
*    ACI Worldwide, Inc...................................           45,800    1,183,472
     Activision Blizzard, Inc.............................          849,537   62,373,007
*    Acxiom Corp..........................................            7,769      314,955
*    Agilysys, Inc........................................           14,791      243,312
*    Alpha & Omega Semiconductor, Ltd.....................           20,661      276,031
*    Amkor Technology, Inc................................            1,400       12,152
     Analog Devices, Inc..................................           33,465    3,217,325
*    Anixter International, Inc...........................            8,801      641,593
*    ARRIS International P.L.C............................          120,233    3,037,086
*    Arrow Electronics, Inc...............................          175,521   13,311,513
     AstroNova, Inc.......................................            6,285      113,758
     Avnet, Inc...........................................          139,400    6,112,690
     AVX Corp.............................................           72,760    1,511,953
*    Aware, Inc...........................................           14,326       53,723
*    Axcelis Technologies, Inc............................              175        3,850
# *  AXT, Inc.............................................           24,921      188,154
     Bel Fuse, Inc., Class A..............................            3,574       70,050

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                    SHARES      VALUE+
                                                   --------- ------------
INFORMATION TECHNOLOGY -- (Continued)
     Bel Fuse, Inc., Class B......................    11,381 $    256,072
#    Belden, Inc..................................     9,300      602,175
     Benchmark Electronics, Inc...................    62,063    1,501,925
     Brooks Automation, Inc.......................    50,847    1,554,901
*    BSQUARE Corp.................................     4,065        9,350
*    CACI International, Inc., Class A............    26,530    4,648,056
*    Calix, Inc...................................    10,904       76,873
*    Cardtronics P.L.C., Class A..................    13,293      336,579
# *  Cars.com, Inc................................    41,779    1,185,270
     CCUR Holdings, Inc...........................    11,740       60,226
# *  Ciena Corp...................................    35,200      894,080
# *  Cirrus Logic, Inc............................    19,500      843,570
     Cisco Systems, Inc........................... 4,715,767  199,429,786
#    Cohu, Inc....................................    29,415      740,670
*    CommScope Holding Co., Inc...................    78,534    2,521,727
     Comtech Telecommunications Corp..............    15,569      523,118
*    Conduent, Inc................................   177,926    3,195,551
#    Convergys Corp...............................   197,364    4,855,154
# *  CoreLogic, Inc...............................    96,545    4,701,741
     Corning, Inc.................................   785,955   26,077,987
# *  Cray, Inc....................................    12,866      321,007
# *  Cree, Inc....................................    71,800    3,385,370
     CSP, Inc.....................................     2,414       26,071
     CTS Corp.....................................    66,936    2,336,066
# *  CyberOptics Corp.............................     3,281       61,519
#    Cypress Semiconductor Corp...................   149,322    2,659,425
*    Dell Technologies, Inc., Class V.............    38,133    3,528,065
*    Digi International, Inc......................    25,438      343,413
*    Diodes, Inc..................................     4,709      174,986
*    DSP Group, Inc...............................    46,713      583,912
     DXC Technology Co............................   228,936   19,400,037
*    EchoStar Corp., Class A......................    26,151    1,176,533
*    Edgewater Technology, Inc....................     9,510       48,691
# *  Electro Scientific Industries, Inc...........     7,185      129,546
# *  Electronics For Imaging, Inc.................    58,110    1,982,713
# *  EMCORE Corp..................................       744        3,757
     Entegris, Inc................................       300       10,545
*    ePlus, Inc...................................    17,490    1,725,388
# *  Fabrinet.....................................     4,055      158,632
*    FARO Technologies, Inc.......................    15,800    1,028,580
     Fidelity National Information Services, Inc..   198,899   20,512,454
# *  Finisar Corp.................................    66,449    1,119,666
*    First Solar, Inc.............................    28,266    1,479,725
*    FormFactor, Inc..............................    46,295      599,520
*    Frequency Electronics, Inc...................     7,390       61,337
*    GSI Technology, Inc..........................     3,363       23,037
*    Harmonic, Inc................................    13,666       62,864
     Hewlett Packard Enterprise Co................   894,616   13,812,871
*    IAC/InterActiveCorp..........................    99,525   14,655,056
# *  II-VI, Inc...................................    32,540    1,275,568
*    Insight Enterprises, Inc.....................    42,100    2,116,367
     Intel Corp................................... 4,978,195  239,451,179
     InterDigital, Inc............................     5,700      469,965
*    Itron, Inc...................................    31,001    1,897,261
     Jabil, Inc...................................    75,447    2,125,342
     Juniper Networks, Inc........................   212,100    5,586,714
*    KEMET Corp...................................    26,423      686,734
*    Key Tronic Corp..............................    17,623      142,394
*    Kimball Electronics, Inc.....................    23,443      477,065

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
     Kulicke & Soffa Industries, Inc......................  74,988 $ 1,976,684
*    KVH Industries, Inc..................................  14,854     184,190
     Lam Research Corp....................................  11,111   2,118,201
*    Lattice Semiconductor Corp...........................  35,397     272,203
*    Limelight Networks, Inc..............................  10,944      48,810
     Littelfuse, Inc......................................     205      44,448
     LogMeIn, Inc.........................................  13,184   1,068,563
     ManTech International Corp., Class A.................   2,048     122,573
     Marvell Technology Group, Ltd........................ 166,418   3,546,368
     Methode Electronics, Inc.............................  79,272   3,111,426
*    Micron Technology, Inc............................... 842,584  44,480,009
*    MicroStrategy, Inc., Class A.........................     900     117,135
     MKS Instruments, Inc.................................  61,200   5,771,160
*    NETGEAR, Inc.........................................  31,028   2,043,194
*    NetScout Systems, Inc................................  21,784     583,811
*    Nuance Communications, Inc........................... 190,400   2,812,208
*    Optical Cable Corp...................................  10,474      39,801
# *  PAR Technology Corp..................................  12,896     240,897
     Park Electrochemical Corp............................   2,472      54,656
     PC Connection, Inc...................................  35,467   1,200,558
# *  PCM, Inc.............................................  10,471     231,409
     PC-Tel, Inc..........................................  22,216     137,517
*    Perceptron, Inc......................................   1,300      13,208
*    Perficient, Inc......................................  14,100     371,112
     Perspecta, Inc....................................... 114,468   2,483,956
*    Photronics, Inc......................................  79,712     717,408
# *  Plexus Corp..........................................  25,352   1,506,416
*    Qorvo, Inc...........................................  24,909   2,036,560
     QUALCOMM, Inc........................................ 688,597  44,132,182
*    Rambus, Inc..........................................   9,315     115,133
*    Ribbon Communications, Inc...........................   6,622      44,930
     Richardson Electronics, Ltd..........................  15,464     141,650
*    Rogers Corp..........................................   9,843   1,147,399
*    Rudolph Technologies, Inc............................  16,097     460,374
*    Sanmina Corp.........................................  39,846   1,159,519
*    ScanSource, Inc......................................  17,241     711,191
     SS&C Technologies Holdings, Inc......................  51,586   2,737,669
# *  StarTek, Inc.........................................  20,310     155,981
# *  Super Micro Computer, Inc............................   5,886     130,081
*    Sykes Enterprises, Inc...............................  20,292     601,861
# *  Synaptics, Inc.......................................  33,626   1,684,999
     SYNNEX Corp..........................................  55,900   5,392,673
     TE Connectivity, Ltd................................. 197,255  18,457,150
*    Tech Data Corp.......................................  81,325   6,783,318
*    Telenav, Inc.........................................   4,110      22,194
     Teradyne, Inc........................................  26,789   1,158,624
     TESSCO Technologies, Inc.............................   8,689     161,181
#    TiVo Corp............................................  19,000     230,850
# *  TTM Technologies, Inc................................  55,241     958,984
# *  Veeco Instruments, Inc...............................  15,978     234,078
*    VeriFone Systems, Inc................................  43,089     986,738
*    Verint Systems, Inc..................................  33,658   1,511,244
# *  ViaSat, Inc..........................................     200      14,068
# *  Viavi Solutions, Inc.................................  16,203     163,974
*    Virtusa Corp.........................................  30,064   1,588,281
#    Vishay Intertechnology, Inc.......................... 151,731   3,793,275
*    Vishay Precision Group, Inc..........................  16,480     657,552
     Western Digital Corp................................. 215,907  15,145,876
*    Xcerra Corp..........................................  20,165     287,150

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
INFORMATION TECHNOLOGY -- (Continued)
     Xerox Corp........................................... 222,408 $  5,775,936
*    XO Group, Inc........................................   6,284      177,083
     Xperi Corp...........................................  54,435      906,343
*    Yelp, Inc............................................  59,107    2,179,866
*    Zynga, Inc., Class A................................. 608,500    2,306,215
                                                                   ------------
TOTAL INFORMATION TECHNOLOGY..............................          891,768,913
                                                                   ------------

MATERIALS -- (2.1%)
*    AdvanSix, Inc........................................   2,500      101,175
*    Alcoa Corp........................................... 110,583    4,784,926
# *  Allegheny Technologies, Inc..........................  49,321    1,371,124
# *  Ampco-Pittsburgh Corp................................   4,007       42,274
     Ashland Global Holdings, Inc......................... 112,560    9,242,302
     Bemis Co., Inc.......................................  41,892    1,923,262
     Boise Cascade Co.....................................  42,064    1,819,268
     Cabot Corp...........................................  49,480    3,270,628
     Carpenter Technology Corp............................  25,328    1,387,215
# *  Century Aluminum Co..................................  15,822      202,680
*    Clearwater Paper Corp................................  16,822      380,177
*    Coeur Mining, Inc....................................  13,910       97,370
     Commercial Metals Co................................. 102,708    2,294,497
     Compass Minerals International, Inc..................   1,163       78,910
     Core Molding Technologies, Inc.......................  11,847      159,342
     Domtar Corp..........................................  20,807    1,003,314
     DowDuPont, Inc.......................................  31,359    2,156,558
     Freeport-McMoRan, Inc................................  24,064      397,056
     Friedman Industries, Inc.............................   3,048       31,669
     FutureFuel Corp......................................   6,104       83,991
     Gold Resource Corp...................................   4,500       29,475
     Graphic Packaging Holding Co......................... 177,562    2,579,976
     Greif, Inc., Class A.................................  15,453      841,416
     Hawkins, Inc.........................................     409       15,256
#    HB Fuller Co.........................................  52,875    2,996,955
#    Hecla Mining Co...................................... 430,424    1,377,357
     Huntsman Corp........................................  50,242    1,684,614
     Innophos Holdings, Inc...............................     300       13,554
     Innospec, Inc........................................   8,833      715,031
     Kaiser Aluminum Corp.................................  27,181    3,033,943
     KapStone Paper and Packaging Corp....................  93,014    3,235,027
     KMG Chemicals, Inc...................................   1,350       96,930
*    Kraton Corp..........................................  13,282      638,731
     Kronos Worldwide, Inc................................   2,217       50,415
     Louisiana-Pacific Corp............................... 173,457    4,669,462
*    LSB Industries, Inc..................................   1,758       11,550
#    Martin Marietta Materials, Inc.......................  23,633    4,712,893
     Materion Corp........................................  18,497    1,159,762
     Mercer International, Inc............................  21,725      389,964
     Minerals Technologies, Inc...........................  34,280    2,591,568
     Mosaic Co. (The).....................................  17,274      520,120
     Neenah, Inc..........................................   7,684      674,655
     Newmont Mining Corp.................................. 141,468    5,189,046
     Northern Technologies International Corp.............   3,035      115,027
     Nucor Corp........................................... 103,401    6,920,629
     Olin Corp............................................ 152,588    4,502,872
#    Olympic Steel, Inc...................................   9,986      220,790
*    Owens-Illinois, Inc..................................   5,462      102,030
     PH Glatfelter Co.....................................  50,600      828,322
*    Platform Specialty Products Corp.....................   8,534      105,480
*    PQ Group Holdings, Inc...............................   2,829       50,979

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                            SHARES      VALUE+
                                                           --------- ------------
MATERIALS -- (Continued)
     Rayonier Advanced Materials, Inc.....................     2,894 $     52,208
     Reliance Steel & Aluminum Co.........................    93,801    8,460,850
     Royal Gold, Inc......................................    16,109    1,362,983
#    Schnitzer Steel Industries, Inc., Class A............       400       13,180
     Schweitzer-Mauduit International, Inc................    27,400    1,136,826
     Sensient Technologies Corp...........................    38,101    2,642,685
     Sonoco Products Co...................................     9,102      508,074
     Steel Dynamics, Inc..................................    94,919    4,469,736
     Stepan Co............................................     4,400      385,352
# *  Summit Materials, Inc., Class A......................    14,342      359,984
*    SunCoke Energy, Inc..................................    62,210      709,816
     Synalloy Corp........................................       949       20,498
*    TimkenSteel Corp.....................................     5,157       71,682
*    Trecora Resources....................................     1,376       20,640
     Tredegar Corp........................................    26,545      691,497
#    Tronox, Ltd., Class A................................    82,313    1,518,675
*    UFP Technologies, Inc................................       339       11,085
#    United States Steel Corp.............................   128,609    4,685,226
*    Universal Stainless & Alloy Products, Inc............     6,269      187,506
#    Valvoline, Inc.......................................   253,649    5,729,931
*    Verso Corp., Class A.................................     2,361       49,274
#    Vulcan Materials Co..................................    58,246    6,523,552
     Westlake Chemical Corp...............................   158,152   16,957,057
     WestRock Co..........................................   200,591   11,630,266
     Worthington Industries, Inc..........................    47,320    2,215,522
                                                                     ------------
TOTAL MATERIALS...........................................            151,315,672
                                                                     ------------
REAL ESTATE -- (0.1%)
     Alexander & Baldwin, Inc.............................    81,208    1,944,932
     Griffin Industrial Realty, Inc.......................     1,500       62,415
# *  Howard Hughes Corp. (The)............................     6,380      864,809
#    Kennedy-Wilson Holdings, Inc.........................    81,327    1,699,734
*    Rafael Holdings, Inc., Class B.......................       550        5,005
     RE/MAX Holdings, Inc., Class A.......................     3,800      193,040
*    Stratus Properties, Inc..............................     3,069       94,525
                                                                     ------------
TOTAL REAL ESTATE.........................................              4,864,460
                                                                     ------------
TELECOMMUNICATIONS SERVICES -- (3.9%)
     AT&T, Inc............................................ 8,487,099  271,332,555
     ATN International, Inc...............................        84        5,366
#    CenturyLink, Inc.....................................    70,603    1,325,218
#    Frontier Communications Corp.........................    46,463      242,537
# *  Iridium Communications, Inc..........................    14,800      256,040
# *  ORBCOMM, Inc.........................................    44,499      425,410
     Spok Holdings, Inc...................................    12,522      181,569
# *  Sprint Corp..........................................   422,600    2,294,718
     Telephone & Data Systems, Inc........................    72,260    1,824,565
*    T-Mobile US, Inc.....................................   113,786    6,827,160
# *  United States Cellular Corp..........................     7,591      260,827
*    Vonage Holdings Corp.................................    85,934    1,100,815
                                                                     ------------
TOTAL TELECOMMUNICATIONS SERVICES.........................            286,076,780
                                                                     ------------
UTILITIES -- (0.0%)
#    Consolidated Water Co., Ltd..........................     5,756       80,872
     MDU Resources Group, Inc.............................    21,544      624,776
     New Jersey Resources Corp............................    11,144      515,410
     NRG Energy, Inc......................................    55,469    1,756,703

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                            SHARES       VALUE+
                                                          ---------- --------------
UTILITIES -- (Continued)
#   Ormat Technologies, Inc..............................     21,034 $    1,141,095
                                                                     --------------
TOTAL UTILITIES..........................................                 4,118,856
                                                                     --------------
TOTAL COMMON STOCKS......................................             7,174,810,090
                                                                     --------------
RIGHTS/WARRANTS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
*   Media General, Inc. Contingent Value Rights..........     25,196          2,520
                                                                     --------------
TOTAL INVESTMENT SECURITIES..............................             7,174,812,610
                                                                     --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
    State Street Institutional U.S. Government Money
      Market Fund, 1.830%................................  4,608,416      4,608,416
                                                                     --------------
SECURITIES LENDING COLLATERAL -- (1.9%)
@ (S) DFA Short Term Investment Fund..................... 12,109,788    140,122,356
                                                                     --------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $3,975,126,366)^^..............................            $7,319,543,382
                                                                     ==============

P.L.C.  Public Limited Company
SA      Special Assessment
+       See Security Valuation Note within
        the Notes to Schedules of Investments
*       Non-Income Producing Securities
#       Total or Partial Securities on Loan
@       Security purchased with cash proceeds
        from Securities on Loan
(S)     Affiliated Fund
^^      See Federal Tax Cost Note within the
        Notes to Schedules of Investments

Summary of the Series' investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ------------------------------------------------------
                                    LEVEL 1       LEVEL 2     LEVEL 3       TOTAL
                                --------------- ------------ ---------- --------------
Common Stocks
   Consumer Discretionary...... $   860,572,913           --         -- $  860,572,913
   Consumer Staples............     399,163,827           --         --    399,163,827
   Energy......................   1,011,034,944           --         --  1,011,034,944
   Financials..................   1,687,746,569 $     20,265         --  1,687,766,834
   Healthcare..................   1,026,692,320           --         --  1,026,692,320
   Industrials.................     851,434,571           --         --    851,434,571
   Information Technology......     891,768,913           --         --    891,768,913
   Materials...................     151,315,672           --         --    151,315,672
   Real Estate.................       4,864,460           --         --      4,864,460
   Telecommunications Services.     286,076,780           --         --    286,076,780
   Utilities...................       4,118,856           --         --      4,118,856
Rights/Warrants
   Consumer Discretionary......              --        2,520         --          2,520
Temporary Cash Investments.....       4,608,416           --         --      4,608,416
Securities Lending Collateral..              --  140,122,356         --    140,122,356
                                --------------- ------------ ---------- --------------
TOTAL.......................... $7,179,398,241. $140,145,141         -- $7,319,543,382
                                =============== ============ ========== ==============

ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At July 31, 2018, the Trust consisted of eleven operational portfolios, of which nine (collectively, the "Series") are included in this document.

SECURITY VALUATION

The utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

.. Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

.. Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

.. Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Trust recognizes transfers between the levels as of the end of the period. As of July 31, 2018, The Emerging Markets Small Cap Series had significant transfers of securities with a total value of $119,939 (in thousands), that transferred from Level 2 to Level 1 because fair value procedures were no longer applied.

FINANCIAL INSTRUMENTS

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the
Series:

2. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

FEDERAL TAX COST

At July 31, 2018, the total cost of securities for federal income tax purposes was:

                                               FEDERAL
                                               TAX COST
                                              -----------
The U.S. Large Cap Value Series.............. $21,779,855
The DFA International Value Series........... $12,292,564
The Japanese Small Company Series............   3,571,458
The Asia Pacific Small Company Series........   2,028,796
The United Kingdom Small Company Series......   2,103,548
The Continental Small Company Series.........   5,304,586
The Emerging Markets Series..................   4,210,963
The Emerging Markets Small Cap Series........   7,080,737
The Tax-Managed U.S. Marketwide Value Series.   3,975,126

RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

OTHER

The Series are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States (the "Supreme Court") to review the Second Circuit's ruling, and that petition is pending. Additionally, the individual creditor plaintiffs have moved the Second Circuit to review its prior ruling in light of a recent decision by the Supreme Court (in an unrelated case) regarding the scope of the Bankruptcy Code's safe harbor for securities transactions; such review is pending.

On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants). Additionally, the Trustee has requested leave from the District Court to file an amended complaint to assert new claims against the shareholder defendants in light of the recent Supreme Court decision addressing the scope of the Bankruptcy Code's safe harbor for securities transactions; that request is pending.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                            SHARES     VALUE>>
                                                          ---------- ------------
COMMON STOCKS -- (96.7%)
BRAZIL -- (7.3%)
    Aliansce Shopping Centers SA.........................    955,514 $  3,846,699
*   Alliar Medicos A Frente SA...........................     22,200       78,016
    Banco ABC Brasil SA..................................     42,245      174,684
    Banco Bradesco SA....................................     75,539      561,113
    Banco BTG Pactual SA.................................     19,000      100,232
    Banco do Brasil SA...................................  5,671,292   49,107,982
    Banco Santander Brasil SA............................  2,054,593   19,969,507
#   Banco Santander Brasil SA, ADR.......................    104,100    1,005,606
*   Brasil Brokers Participacoes SA......................  1,941,457      165,525
    BrasilAgro - Co. Brasileira de Propriedades Agricolas    100,884      376,840
*   BRF SA...............................................     18,900      114,056
*   Cia Siderurgica Nacional SA..........................  4,647,072   11,366,030
*   Construtora Tenda SA.................................    434,602    3,078,908
*   Cosan Logistica SA...................................      3,000        8,233
    Cosan SA.............................................  1,183,572   11,626,648
    CSU Cardsystem SA....................................     11,600       22,870
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes......................................  2,756,617    8,512,293
*   Direcional Engenharia SA.............................  1,368,861    2,523,784
    Duratex SA...........................................  4,001,937   10,854,373
    Embraer SA...........................................  1,821,462    9,341,951
    Embraer SA, Sponsored ADR............................  1,038,951   21,246,548
*   Even Construtora e Incorporadora SA..................  2,387,120    2,365,941
    Ez Tec Empreendimentos e Participacoes SA............    785,226    3,623,507
    Fibria Celulose SA...................................    523,595   10,323,190
    Fibria Celulose SA, Sponsored ADR....................  2,018,972   39,692,989
    Fras-Le SA...........................................      8,500       11,097
#   Gafisa SA, ADR.......................................    169,012    1,103,647
#   Gerdau SA, Sponsored ADR.............................  7,403,487   32,575,343
    Gerdau SA............................................  1,505,132    4,988,635
    Guararapes Confeccoes SA.............................     11,000      280,620
*   Helbor Empreendimentos SA............................  2,827,626      791,039
    Industrias Romi SA...................................      9,300       15,536
    International Meal Co. Alimentacao SA, Class A.......    854,600    1,662,159
    Iochpe-Maxion SA.....................................  1,558,793    9,572,957
    JBS SA............................................... 11,195,257   26,904,649
*   JHSF Participacoes SA................................  1,382,074      394,005
*   Kepler Weber SA......................................     12,200       33,837
    Kroton Educacional SA................................ 10,519,614   31,671,233
    Magnesita Refratarios SA.............................    643,250   11,748,271
*   Marfrig Global Foods SA..............................    110,400      241,196
*   Marisa Lojas SA......................................     88,000      103,866
*   Mills Estruturas e Servicos de Engenharia SA.........    627,446      362,763
    Movida Participacoes SA..............................     66,926      103,599
    MRV Engenharia e Participacoes SA....................  3,376,033   11,882,183
*   Paranapanema SA......................................  1,683,489      565,155
*   Petro Rio SA.........................................     27,400      585,552
    Petroleo Brasileiro SA, Sponsored ADR................ 14,506,845  151,741,599
#   Petroleo Brasileiro SA, Sponsored ADR................ 11,860,183  139,119,947
    Petroleo Brasileiro SA...............................  6,207,983   36,288,905
    Porto Seguro SA......................................    371,681    4,911,778
*   Profarma Distribuidora de Produtos Farmaceuticos SA..     86,117      125,735
    QGEP Participacoes SA................................  1,478,438    6,373,359
    Restoque Comercio e Confeccoes de Roupas SA..........        800        5,574
    Santos Brasil Participacoes SA.......................  1,221,500      878,707
    Sao Carlos Empreendimentos e Participacoes SA........     57,300      442,730

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES       VALUE>>
                                                          ----------- --------------
BRAZIL -- (Continued)
    Sao Martinho SA......................................     160,089 $      831,731
    SLC Agricola SA......................................     907,091     12,784,780
*   Springs Global Participacoes SA......................      71,200        147,966
    Sul America SA.......................................   2,321,731     13,652,147
    Suzano Papel e Celulose SA...........................   1,816,891     21,565,687
*   Technos SA...........................................      88,500         48,102
*   Tecnisa SA...........................................   1,808,314        631,149
    TPI - Triunfo Participacoes e Investimentos SA.......     340,200        155,901
    Tupy SA..............................................     585,387      3,139,595
    Usinas Siderurgicas de Minas Gerais SA...............     531,600      1,725,119
    Vale SA, Sponsored ADR...............................  17,933,902    262,911,002
    Vale SA..............................................  25,779,178    376,663,241
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A......................     179,790        869,418
                                                                      --------------
TOTAL BRAZIL.............................................              1,380,699,039
                                                                      --------------
CHILE -- (1.6%)
    Besalco SA...........................................     512,877        474,400
    CAP SA...............................................   1,293,769     13,389,169
    Cementos BIO BIO SA..................................     665,307        959,760
    Cencosud SA..........................................  14,049,134     38,529,405
*   Cia Pesquera Camanchaca SA...........................     411,678         40,933
*   Cia Sud Americana de Vapores SA......................  76,082,694      2,240,446
    Cristalerias de Chile SA.............................     264,624      2,485,473
    Empresa Nacional de Telecomunicaciones SA............     410,272      3,872,445
*   Empresas AquaChile SA................................     216,273        132,290
    Empresas CMPC SA.....................................  13,110,914     53,130,712
    Empresas COPEC SA....................................   2,581,930     41,485,290
    Empresas Hites SA....................................   1,895,532      1,649,594
*   Empresas La Polar SA.................................  14,331,375        853,934
    Enel Americas SA, ADR................................   3,876,008     33,992,590
    Enel Americas SA.....................................  17,478,103      3,087,571
    Enel Chile SA, ADR...................................   3,171,845     16,652,186
    Grupo Security SA....................................   2,441,889      1,162,084
    Inversiones Aguas Metropolitanas SA..................   4,611,851      7,271,993
    Itau CorpBanca....................................... 868,517,316      9,178,914
    Itau CorpBanca, ADR..................................       3,677         57,950
#   Latam Airlines Group SA, Sponsored ADR...............     930,270     10,586,473
    Latam Airlines Group SA..............................   1,778,558     20,145,064
    Masisa SA............................................  43,018,684      2,708,967
    PAZ Corp. SA.........................................   2,208,690      3,462,934
    Ripley Corp. SA......................................  12,394,551     11,660,978
    Salfacorp SA.........................................   4,026,073      6,218,288
    Sigdo Koppers SA.....................................     138,245        217,855
*   SMU SA...............................................     276,502         82,377
    Sociedad Matriz SAAM SA..............................  55,441,140      5,234,241
    Socovesa SA..........................................   5,888,997      3,093,421
    Vina Concha y Toro SA................................   1,552,271      3,339,447
                                                                      --------------
TOTAL CHILE..............................................                297,397,184
                                                                      --------------
CHINA -- (16.7%)
    361 Degrees International, Ltd.......................   5,854,000      1,705,968
*   A8 New Media Group, Ltd..............................     986,000         49,054
#   Agile Group Holdings, Ltd............................  13,432,999     20,740,846
    Agricultural Bank of China, Ltd., Class H............ 145,940,000     70,920,178
    Air China, Ltd., Class H.............................   3,456,000      3,191,871
    Ajisen China Holdings, Ltd...........................   1,465,000        604,351
*   Aluminum Corp. of China, Ltd., Class H...............   8,818,000      4,020,988

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES      VALUE>>
                                                          ----------- ------------
CHINA -- (Continued)
    AMVIG Holdings, Ltd..................................   5,145,100 $  1,265,532
#   Angang Steel Co., Ltd., Class H......................   5,510,640    5,868,223
#*  Anton Oilfield Services Group........................   8,730,000    1,289,133
*   Anxin-China Holdings, Ltd............................   6,152,000       56,590
    Asia Cement China Holdings Corp......................   4,890,500    3,772,463
#*  Asian Citrus Holdings, Ltd...........................   4,633,000       66,405
    AVIC International Holdings, Ltd., Class H...........   2,788,000    1,491,378
    AviChina Industry & Technology Co., Ltd., Class H....   3,305,000    2,033,312
    BAIC Motor Corp., Ltd., Class H......................   9,917,500    8,242,828
    Bank of China, Ltd., Class H......................... 319,537,817  150,954,867
    Bank of Chongqing Co., Ltd., Class H.................   2,761,500    1,758,895
    Bank of Communications Co., Ltd., Class H............  30,438,574   22,035,468
*   Baoye Group Co., Ltd., Class H.......................   2,377,120    1,378,272
#   BBMG Corp., Class H..................................  14,360,000    5,664,745
    Beijing Capital International Airport Co., Ltd.,
      Class H............................................   2,828,000    3,221,167
    Beijing Capital Land, Ltd., Class H..................   8,977,060    3,901,729
*   Beijing Enterprises Clean Energy Group, Ltd..........   2,920,000       65,611
    Beijing Enterprises Holdings, Ltd....................   2,597,500   12,672,656
*   Beijing Enterprises Medical & Health Group, Ltd......   1,566,000       77,976
#   Beijing North Star Co., Ltd., Class H................   3,490,000    1,136,609
#*  Beijing Properties Holdings, Ltd.....................     456,000       23,275
#   Best Pacific International Holdings, Ltd.............      66,000       24,366
*   Boer Power Holdings, Ltd.............................   1,115,000      110,914
    Bosideng International Holdings, Ltd.................  12,864,000    1,935,162
#*  Boyaa Interactive International, Ltd.................   2,026,000      560,461
#   BYD Electronic International Co., Ltd................   1,020,500    1,193,882
    C C Land Holdings, Ltd...............................  23,921,429    5,405,233
    Cabbeen Fashion, Ltd.................................     930,000      343,634
*   Capital Environment Holdings, Ltd....................   7,982,000      226,270
*   CAR, Inc.............................................   1,440,000    1,429,808
*   Carnival Group International Holdings, Ltd...........     350,000       15,398
    Carrianna Group Holdings Co., Ltd....................   3,880,391      573,338
*   CECEP COSTIN New Materials Group, Ltd................     132,000        1,892
    Central China Real Estate, Ltd.......................   6,900,350    3,154,861
*   Century Sunshine Group Holdings, Ltd.................  14,780,000      414,681
*   CGN Meiya Power Holdings Co., Ltd....................  12,860,000    2,098,845
    Changshouhua Food Co., Ltd...........................      91,000       42,530
#   Chaowei Power Holdings, Ltd..........................   4,565,000    2,264,771
*   Chigo Holding, Ltd...................................  31,776,000      320,499
*   Chiho Environmental Group, Ltd.......................      38,000       14,777
#   China Aerospace International Holdings, Ltd..........  19,106,000    1,655,848
    China Agri-Industries Holdings, Ltd..................  18,251,500    7,245,732
    China Aircraft Leasing Group Holdings, Ltd...........      49,000       50,034
#   China Aoyuan Property Group, Ltd.....................  10,408,000    7,651,948
    China BlueChemical, Ltd..............................  14,260,878    5,298,030
    China Cinda Asset Management Co., Ltd., Class H......  47,902,000   13,462,598
    China CITIC Bank Corp., Ltd., Class H................  30,948,112   19,918,920
    China Coal Energy Co., Ltd., Class H.................  11,053,000    4,643,337
    China Communications Construction Co., Ltd., Class H.  21,552,327   23,874,642
    China Communications Services Corp., Ltd., Class H...  19,833,071   12,573,311
    China Construction Bank Corp., Class H............... 419,949,101  383,952,164
    China Dongxiang Group Co., Ltd.......................  19,359,000    3,210,478
#   China Eastern Airlines Corp., Ltd., Class H..........   1,092,000      682,679
    China Electronics Optics Valley Union Holding Co.,
      Ltd................................................   1,988,000      131,751
    China Energy Engineering Corp., Ltd., Class H........   1,118,000      148,211
*   China Environmental Technology and Bioenergy
      Holdings, Ltd......................................     690,000        7,894
    China Everbright Bank Co., Ltd., Class H.............  12,049,000    5,299,778
    China Everbright, Ltd................................   7,561,869   13,366,563
*   China Fiber Optic Network System Group, Ltd..........   3,598,000       60,188

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- ------------
CHINA -- (Continued)
    China Financial Services Holdings, Ltd...............  1,884,000 $    146,499
    China Foods, Ltd.....................................    624,000      325,895
    China Galaxy Securities Co., Ltd., Class H...........  8,970,000    4,650,805
*   China Glass Holdings, Ltd............................  6,584,000      495,719
*   China Greenfresh Group Co., Ltd......................  2,493,000      378,003
    China Hanking Holdings, Ltd..........................     23,000        2,643
#   China Harmony New Energy Auto Holding, Ltd...........  4,503,500    1,893,221
*   China High Precision Automation Group, Ltd...........    429,000       12,503
#   China High Speed Transmission Equipment Group Co.,
      Ltd................................................  1,889,000    2,349,342
#   China Hongqiao Group, Ltd............................ 10,475,000    9,947,008
    China Huarong Asset Management Co., Ltd., Class H.... 41,300,000   10,535,006
*   China Huiyuan Juice Group, Ltd.......................  5,210,483    1,005,712
#   China International Capital Corp., Ltd., Class H.....    335,200      578,322
    China International Marine Containers Group Co.,
      Ltd., Class H......................................    774,500      890,261
*   China ITS Holdings Co., Ltd..........................  4,459,147      167,952
    China Jinmao Holdings Group, Ltd..................... 38,074,580   18,378,195
    China Lesso Group Holdings, Ltd......................  5,743,000    3,527,283
*   China Longevity Group Co., Ltd.......................  1,152,649       37,741
    China Machinery Engineering Corp., Class H...........  3,880,000    2,078,743
#   China Merchants Land, Ltd............................ 11,902,000    1,960,271
#   China Merchants Port Holdings Co., Ltd...............  6,748,383   13,993,045
    China Minsheng Banking Corp., Ltd., Class H.......... 27,695,400   20,592,321
    China Mobile, Ltd.................................... 19,409,000  175,329,542
    China Mobile, Ltd., Sponsored ADR....................  1,027,059   46,659,290
    China National Building Material Co., Ltd., Class H.. 36,225,250   39,436,525
    China New Town Development Co., Ltd.................. 11,705,522      374,079
    China Oil & Gas Group, Ltd...........................  9,400,000      755,086
    China Oilfield Services, Ltd., Class H...............  8,572,000    7,838,619
#   China Oriental Group Co., Ltd........................  5,464,000    4,752,261
    China Overseas Grand Oceans Group, Ltd............... 11,941,500    4,172,906
    China Overseas Land & Investment, Ltd................ 28,630,000   90,196,761
    China Petroleum & Chemical Corp., ADR................  1,096,853  105,166,246
    China Petroleum & Chemical Corp., Class H............ 75,317,575   72,398,421
*   China Properties Group, Ltd..........................  5,083,000      920,401
    China Railway Construction Corp., Ltd., Class H...... 16,213,014   19,585,134
    China Railway Group, Ltd., Class H................... 20,920,000   18,173,370
    China Railway Signal & Communication Corp., Ltd.,
      Class H............................................    416,000      295,321
#*  China Rare Earth Holdings, Ltd.......................  7,276,600      371,070
#   China Reinsurance Group Corp., Class H............... 16,281,000    3,404,999
    China Resources Cement Holdings, Ltd................. 15,350,000   17,548,486
    China Resources Land, Ltd............................ 21,320,000   78,173,939
    China Resources Pharmaceutical Group, Ltd............  1,288,500    1,875,648
*   China Rundong Auto Group, Ltd........................     22,000        8,008
*   China Saite Group Co., Ltd...........................  2,082,000      135,380
    China Sanjiang Fine Chemicals Co., Ltd...............  3,243,000    1,006,809
    China SCE Property Holdings, Ltd..................... 13,252,000    5,936,267
#*  China Shengmu Organic Milk, Ltd......................    752,000       47,498
    China Shenhua Energy Co., Ltd., Class H.............. 24,770,000   56,161,731
    China Shineway Pharmaceutical Group, Ltd.............    435,000      548,984
*   China Silver Group, Ltd..............................  4,718,000      692,335
#   China Singyes Solar Technologies Holdings, Ltd.......  4,471,200    1,419,802
    China South City Holdings, Ltd....................... 27,296,000    5,299,525
    China Southern Airlines Co., Ltd., Class H...........  4,612,000    3,236,921
    China Starch Holdings, Ltd........................... 23,300,000      689,490
    China State Construction International Holdings, Ltd.    828,000      987,146
    China Sunshine Paper Holdings Co., Ltd...............  1,374,500      302,134
*   China Taifeng Beddings Holdings, Ltd.................    640,000       16,512
    China Travel International Investment Hong Kong, Ltd. 17,987,631    7,234,900
#   China Unicom Hong Kong, Ltd., ADR....................  6,618,795   82,403,998

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- ------------
CHINA -- (Continued)
    China Vast Industrial Urban Development Co., Ltd.....    106,000 $     49,170
    China XLX Fertiliser, Ltd............................  1,041,000      446,784
#*  China Yurun Food Group, Ltd..........................  5,286,000      681,715
    China ZhengTong Auto Services Holdings, Ltd..........  6,611,000    3,935,053
#   China Zhongwang Holdings, Ltd........................ 13,496,154    6,613,976
    Chongqing Machinery & Electric Co., Ltd., Class H....  9,984,000      862,393
    Chongqing Rural Commercial Bank Co., Ltd., Class H... 22,208,000   13,606,324
*   Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd......................................  1,188,000       99,912
    Chu Kong Shipping Enterprise Group Co., Ltd..........    526,000      122,874
    CIFI Holdings Group Co., Ltd.........................  5,832,000    3,809,860
*   CITIC Dameng Holdings, Ltd...........................  4,333,000      276,649
#   CITIC Resources Holdings, Ltd........................  9,744,000    1,082,027
    CITIC Securities Co., Ltd., Class H..................    629,500    1,262,066
    CITIC, Ltd........................................... 20,882,483   29,600,530
    Citychamp Watch & Jewellery Group, Ltd...............    904,000      192,383
    Clear Media, Ltd.....................................    101,000       60,897
    CNOOC, Ltd........................................... 94,498,000  158,316,997
    CNOOC, Ltd., Sponsored ADR...........................    208,124   34,964,832
#   Cogobuy Group........................................    164,000       67,846
#*  Comba Telecom Systems Holdings, Ltd.................. 11,818,683    1,647,924
    Concord New Energy Group, Ltd........................ 35,200,000    1,591,506
*   Coolpad Group, Ltd...................................  5,720,600       24,599
*   COSCO SHIPPING Development Co., Ltd., Class H........  2,249,000      358,941
    COSCO SHIPPING Energy Transportation Co., Ltd.,
      Class H............................................  5,544,000    2,412,876
#   COSCO SHIPPING International Hong Kong Co., Ltd......  4,544,000    1,702,447
#   COSCO SHIPPING Ports, Ltd............................ 13,523,786   12,718,999
*   Coslight Technology International Group Co., Ltd.....  1,150,000      417,966
#   CPMC Holdings, Ltd...................................  2,754,000    1,236,640
#   CRCC High-Tech Equipment Corp., Ltd., Class H........  2,097,000      496,645
    CRRC Corp., Ltd., Class H............................  2,432,000    2,138,641
    CT Environmental Group, Ltd..........................  3,988,000      498,540
*   DaChan Food Asia, Ltd................................  3,195,000      195,481
    Dah Chong Hong Holdings, Ltd.........................  8,150,000    3,875,515
*   Daphne International Holdings, Ltd...................  2,812,000      125,650
    Dawnrays Pharmaceutical Holdings, Ltd................     65,000       37,149
*   Dongfang Electric Corp., Ltd., Class H...............    471,600      294,769
    Dongfeng Motor Group Co., Ltd., Class H.............. 13,620,000   13,693,826
    Dongyue Group, Ltd...................................  1,246,000    1,021,831
*   Dynagreen Environmental Protection Group Co., Ltd.,
      Class H............................................    449,000      202,465
*   Dynasty Fine Wines Group, Ltd........................  9,228,600      317,455
    E-Commodities Holdings, Ltd..........................  3,216,000      209,384
*   eHi Car Services, Ltd., Sponsored ADR................      8,185      105,341
    Embry Holdings, Ltd..................................    539,000      179,146
    EVA Precision Industrial Holdings, Ltd...............  5,296,000      580,901
    Everbright Securities Co., Ltd., Class H.............    689,400      771,469
    Evergreen International Holdings, Ltd................    836,000       54,437
    Fantasia Holdings Group Co., Ltd..................... 16,265,515    2,557,412
    Far East Horizon, Ltd................................  2,550,000    2,455,609
    Fosun International, Ltd............................. 11,099,183   20,349,930
#   Fufeng Group, Ltd....................................  8,569,000    3,958,037
#*  GCL New Energy Holdings, Ltd.........................  2,022,000       89,235
*   GCL-Poly Energy Holdings, Ltd........................ 83,998,000    7,406,235
    Gemdale Properties & Investment Corp., Ltd........... 12,542,000    1,297,990
#   GF Securities Co., Ltd., Class H.....................  1,735,200    2,435,303
*   Glorious Property Holdings, Ltd...................... 26,334,000    1,511,547
    Goldlion Holdings, Ltd...............................  1,962,000      813,026
#   Goldpac Group, Ltd...................................  1,145,000      293,614
#*  GOME Retail Holdings, Ltd............................ 80,257,000    8,516,942
    Grand Baoxin Auto Group, Ltd.........................  2,179,500      680,595

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES      VALUE>>
                                                          ----------- ------------
CHINA -- (Continued)
#   Great Wall Motor Co., Ltd., Class H..................   9,880,000 $  7,121,805
    Greenland Hong Kong Holdings, Ltd....................   7,157,575    2,610,201
#   Greentown China Holdings, Ltd........................   5,522,591    6,517,535
    Guangdong Yueyun Transportation Co., Ltd., Class H...     225,000      127,447
    Guangshen Railway Co., Ltd., Sponsored ADR...........     356,788    9,187,291
    Guangzhou Automobile Group Co., Ltd., Class H........   7,446,000    7,008,909
    Guangzhou R&F Properties Co., Ltd., Class H..........   8,578,314   15,444,288
*   Guodian Technology & Environment Group Corp., Ltd.,
      Class H............................................   4,008,000      222,352
#*  Guolian Securities Co., Ltd., Class H................     171,500       52,686
#   Guorui Properties, Ltd...............................   1,039,000      315,406
    Guotai Junan Securities Co., Ltd., Class H...........      60,000      124,473
    Haitong Securities Co., Ltd., Class H................  12,175,200   12,322,466
*   Hanergy Thin Film Power Group, Ltd...................  14,642,000       72,389
    Harbin Bank Co., Ltd., Class H.......................   1,348,000      297,402
#   Harbin Electric Co., Ltd., Class H...................   5,713,474    1,745,928
#   HC Group, Inc........................................     778,500      437,324
    Hengdeli Holdings, Ltd...............................  14,156,000      632,008
*   Hi Sun Technology China, Ltd.........................   4,530,000      579,570
    Hilong Holding, Ltd..................................   6,166,000      823,657
    HKC Holdings, Ltd....................................   1,208,155    1,052,415
    HNA Infrastructure Co., Ltd., Class H................   1,270,000    1,181,515
*   Honghua Group, Ltd...................................   2,791,000      216,874
    Honworld Group, Ltd..................................     410,500      197,507
#   Hopefluent Group Holdings, Ltd.......................   1,624,000      633,450
    Hopson Development Holdings, Ltd.....................   5,740,000    4,833,692
#*  Hua Han Health Industry Holdings, Ltd................  23,012,000      291,423
#   Hua Hong Semiconductor, Ltd..........................   1,910,000    6,731,285
    Huaneng Renewables Corp., Ltd., Class H..............  33,002,000   12,279,769
*   Huatai Securities Co., Ltd., Class H.................   2,787,600    4,402,222
    Huishang Bank Corp., Ltd., Class H...................   1,351,900      585,477
*   Hydoo International Holding, Ltd.....................   1,112,000       55,953
    Industrial & Commercial Bank of China, Ltd., Class H. 449,735,996  334,227,465
    Inner Mongolia Yitai Coal Co., Ltd., Class H.........      10,500       10,794
#   Jiangnan Group, Ltd..................................  12,282,000      704,963
#   Jiangxi Copper Co., Ltd., Class H....................   6,155,000    7,787,044
    Jingrui Holdings, Ltd................................     315,000      128,483
#*  JinkoSolar Holding Co., Ltd., ADR....................     242,708    3,366,360
    Joy City Property, Ltd...............................   6,742,000      834,834
    Ju Teng International Holdings, Ltd..................   7,596,249    1,363,660
    K Wah International Holdings, Ltd....................   2,184,233    1,265,975
*   Kai Yuan Holdings, Ltd...............................  41,600,000      324,752
    Kaisa Group Holdings, Ltd............................   5,355,632    2,171,396
    Kangda International Environmental Co., Ltd..........   5,159,000      762,687
*   Kasen International Holdings, Ltd....................   1,807,000      783,645
    Kingboard Holdings, Ltd..............................   5,960,345   20,857,742
    Kingboard Laminates Holdings, Ltd....................     572,000      686,463
    Kunlun Energy Co., Ltd...............................  27,274,000   23,593,972
    KWG Property Holding, Ltd............................  10,525,000   12,035,115
*   Labixiaoxin Snacks Group, Ltd........................   2,175,000      166,555
    Lai Fung Holdings, Ltd...............................   1,052,039    1,470,097
    Le Saunda Holdings, Ltd..............................     120,000       17,722
    Lee & Man Paper Manufacturing, Ltd...................   2,119,000    2,064,708
    Legend Holdings Corp., Class H.......................     845,800    2,527,683
*   Leoch International Technology, Ltd..................   2,305,000      238,390
*   Lianhua Supermarket Holdings Co., Ltd., Class H......     388,000      105,096
    LK Technology Holdings, Ltd..........................     785,000      114,893
    Longfor Group Holdings, Ltd..........................   9,774,500   27,576,334
    Lonking Holdings, Ltd................................  13,758,000    6,322,368
*   Maanshan Iron & Steel Co., Ltd., Class H.............  10,528,000    5,641,058

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES      VALUE>>
                                                          ----------- ------------
CHINA -- (Continued)
    Maoye International Holdings, Ltd....................   9,688,000 $    914,890
    Metallurgical Corp. of China, Ltd., Class H..........   5,669,000    1,663,583
*   MIE Holdings Corp....................................   2,680,000       85,247
    Min Xin Holdings, Ltd................................     708,418      465,850
*   Mingfa Group International Co., Ltd..................     608,000        4,361
    Minmetals Land, Ltd..................................  11,589,205    1,967,351
    MOBI Development Co., Ltd............................     379,000       41,091
#   Modern Land China Co., Ltd...........................   2,643,200      455,334
#*  Munsun Capital Group, Ltd............................   1,113,000       41,203
*   Nature Home Holding Co., Ltd.........................     370,000       76,468
*   New World Department Store China, Ltd................   3,883,000      891,296
    Nine Dragons Paper Holdings, Ltd.....................   8,155,000   10,114,923
*   North Mining Shares Co., Ltd.........................   7,230,000       42,339
    NVC Lighting Holdings, Ltd...........................   4,959,000      430,268
*   Ourgame International Holdings, Ltd..................     329,000       32,345
    Overseas Chinese Town Asia Holdings, Ltd.............     934,000      410,809
    Ozner Water International Holding, Ltd...............     143,000       35,346
*   Panda Green Energy Group, Ltd........................   2,748,000      141,942
*   Parkson Retail Group, Ltd............................   9,308,000    1,179,311
#   PAX Global Technology, Ltd...........................   3,840,000    1,847,793
    People's Insurance Co. Group of China, Ltd. (The),
      Class H............................................  32,245,000   14,437,098
    PetroChina Co., Ltd., ADR............................      75,718    5,743,967
    PetroChina Co., Ltd., Class H........................ 132,694,000  101,052,524
*   Phoenix New Media, Ltd., ADR.........................      10,300       42,642
    PICC Property & Casualty Co., Ltd., Class H..........   6,315,000    7,135,551
#   Poly Culture Group Corp., Ltd., Class H..............     286,900      416,987
    Poly Property Group Co., Ltd.........................  16,818,488    6,726,962
#   Postal Savings Bank of China Co., Ltd., Class H......   7,838,000    5,268,920
    Pou Sheng International Holdings, Ltd................   3,705,000      730,794
    Powerlong Real Estate Holdings, Ltd..................  11,449,000    5,963,476
#*  Prosperity International Holdings HK, Ltd............  17,080,000      132,653
*   PW Medtech Group, Ltd................................   1,439,000      304,583
*   Qingdao Port International Co., Ltd., Class H........     276,000      201,306
    Qingling Motors Co., Ltd., Class H...................   8,184,000    2,350,527
    Qunxing Paper Holdings Co., Ltd......................   5,020,071      241,760
*   Real Gold Mining, Ltd................................   3,137,500      105,129
    Red Star Macalline Group Corp., Ltd., Class H........     550,543      649,878
*   Renhe Commercial Holdings Co., Ltd...................  43,919,000      868,023
*   Rentian Technology Holdings, Ltd.....................   3,990,000      163,012
*   REXLot Holdings, Ltd................................. 123,399,931      331,208
#*  Ronshine China Holdings, Ltd.........................   1,226,500    1,498,187
    Sany Heavy Equipment International Holdings Co., Ltd.   4,972,000    1,785,667
*   Scud Group, Ltd......................................   3,368,000       83,674
#   Seaspan Corp.........................................     574,922    4,932,831
#*  Semiconductor Manufacturing International Corp.......  19,070,198   23,126,733
#*  Semiconductor Manufacturing International Corp., ADR.   1,091,560    6,669,432
#   Shandong Chenming Paper Holdings, Ltd., Class H......   1,658,726    1,408,634
#*  Shanghai Dasheng Agricultural Finance Technology
      Co., Ltd., Class H.................................   4,568,000       42,533
#*  Shanghai Electric Group Co., Ltd., Class H...........   5,980,000    2,006,431
    Shanghai Industrial Holdings, Ltd....................   4,648,918   10,852,552
#   Shanghai Industrial Urban Development Group, Ltd.....  12,292,000    2,228,448
    Shanghai Jin Jiang International Hotels Group Co.,
      Ltd., Class H......................................   8,446,000    3,044,194
    Shanghai La Chapelle Fashion Co., Ltd., Class H......      54,600       56,267
    Shanghai Pharmaceuticals Holding Co., Ltd., Class H..   1,045,200    2,775,192
*   Shanghai Prime Machinery Co., Ltd., Class H..........   7,102,000    1,068,098
    Shengjing Bank Co., Ltd., Class H....................     328,500      198,716
    Shenguan Holdings Group, Ltd.........................   3,610,000      200,055
    Shenzhen International Holdings, Ltd.................   4,709,539    8,698,437
    Shenzhen Investment, Ltd.............................  25,444,650    9,182,121

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
CHINA -- (Continued)
    Shimao Property Holdings, Ltd........................ 10,404,035 $29,589,419
*   Shougang Concord International Enterprises Co., Ltd.. 54,246,416   1,418,650
    Shougang Fushan Resources Group, Ltd................. 20,484,594   4,954,001
    Shui On Land, Ltd.................................... 30,798,803   7,201,180
#*  Shunfeng International Clean Energy, Ltd............. 12,878,000     542,064
    Sihuan Pharmaceutical Holdings Group, Ltd............  5,500,000   1,186,821
*   Silver Grant International Industries, Ltd...........  6,430,804   1,182,569
    SIM Technology Group, Ltd............................  7,555,000     298,568
    Sino Harbour Holdings Group, Ltd.....................    582,000      19,287
#*  Sinofert Holdings, Ltd...............................  7,620,000     943,165
*   Sinolink Worldwide Holdings, Ltd..................... 10,762,508   1,085,527
#   SinoMedia Holding, Ltd...............................    110,000      28,097
    Sino-Ocean Group Holding, Ltd........................ 24,191,602  13,683,150
    Sinopec Engineering Group Co., Ltd., Class H.........  5,409,500   5,511,141
    Sinopec Kantons Holdings, Ltd........................  6,660,000   2,950,608
    Sinopec Shanghai Petrochemical Co., Ltd., Class H....      2,000       1,203
#   Sinotrans Shipping, Ltd.............................. 10,048,416   2,627,741
    Sinotrans, Ltd., Class H............................. 12,590,000   5,837,920
#   Sinotruk Hong Kong, Ltd..............................  6,402,335   9,054,900
    Skyworth Digital Holdings, Ltd....................... 15,847,083   6,207,282
    SOHO China, Ltd...................................... 20,306,388   9,563,795
    Springland International Holdings, Ltd...............  3,333,000     752,302
#*  SPT Energy Group, Inc................................  2,484,000     224,846
*   SRE Group, Ltd....................................... 21,316,285     440,869
#*  Starrise Media Holdings, Ltd.........................    286,000      43,874
    Summi Group Holdings, Ltd............................  4,148,000     348,977
*   Sunshine 100 China Holdings, Ltd.....................    187,000      92,246
#*  Taung Gold International, Ltd........................  7,700,000      37,307
    TCL Electronics Holdings, Ltd........................  1,046,666     510,354
#*  Technovator International, Ltd.......................  2,224,000     544,628
#   Tenwow International Holdings, Ltd...................  2,993,000     148,495
    Texhong Textile Group, Ltd...........................    915,500   1,493,562
    Tian An China Investment Co., Ltd....................  4,936,000   2,807,145
#   Tiangong International Co., Ltd......................  1,770,000     359,321
    Tianjin Port Development Holdings, Ltd............... 18,399,657   2,253,370
    Time Watch Investments, Ltd..........................     92,000      12,630
#   Tomson Group, Ltd....................................  2,790,526     996,536
    Tonly Electronics Holdings, Ltd......................     41,330      40,128
#   Top Spring International Holdings, Ltd...............    146,000      49,012
    TPV Technology, Ltd..................................  8,764,496     894,560
    Trigiant Group, Ltd..................................  2,574,000     394,175
*   Trony Solar Holdings Co., Ltd........................  8,775,000     131,920
    United Energy Group, Ltd.............................  4,804,000     692,420
#   Universal Medical Financial & Technical Advisory
      Services Co., Ltd..................................  2,432,000   1,971,839
#*  V1 Group, Ltd........................................  6,480,000     396,277
    Wasion Holdings, Ltd.................................  4,330,000   2,317,237
    Weichai Power Co., Ltd., Class H.....................  4,866,000   5,953,231
    Weiqiao Textile Co., Class H.........................  3,722,500   1,572,745
    West China Cement, Ltd............................... 25,138,000   4,428,545
    Wisdom Sports Group..................................    440,000      40,506
    Xiamen International Port Co., Ltd., Class H.........  9,888,000   1,526,323
*   Xinchen China Power Holdings, Ltd....................  4,685,000     479,475
    Xingda International Holdings, Ltd...................  8,684,842   2,759,583
    Xingfa Aluminium Holdings, Ltd.......................    435,000     333,697
#   Xinhua Winshare Publishing and Media Co., Ltd.,
      Class H............................................  1,267,000     853,403
*   Xinjiang Xinxin Mining Industry Co., Ltd., Class H...  2,692,000     357,641
#   Xinyuan Real Estate Co., Ltd., ADR...................     76,628     360,152
    Xtep International Holdings, Ltd.....................  2,087,000   1,312,314
*   Yanchang Petroleum International, Ltd................ 21,400,000     264,282

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES      VALUE>>
                                                          ---------- --------------
CHINA -- (Continued)
    Yanzhou Coal Mining Co., Ltd., Class H...............  8,546,000 $   10,675,693
    Yip's Chemical Holdings, Ltd.........................    842,000        295,408
#*  Youyuan International Holdings, Ltd..................  3,376,251      1,342,412
*   Yuanda China Holdings, Ltd...........................  1,702,000         21,291
*   YuanShengTai Dairy Farm, Ltd.........................    658,000         17,205
    Yuexiu Property Co., Ltd............................. 55,800,786     10,613,201
    Yuzhou Properties Co., Ltd........................... 14,807,960      8,390,064
    Zhaojin Mining Industry Co., Ltd., Class H...........    968,000        781,581
    Zhengzhou Coal Mining Machinery Group Co., Ltd.,
      Class H............................................    454,800        205,827
#*  Zhong An Real Estate, Ltd............................ 18,638,600        975,392
    Zhuhai Holdings Investment Group, Ltd................  1,404,000        159,381
#   Zoomlion Heavy Industry Science and Technology Co.,
      Ltd., Class H......................................  9,018,200      3,640,950
                                                                     --------------
TOTAL CHINA..............................................             3,142,429,503
                                                                     --------------
COLOMBIA -- (0.2%)
    Almacenes Exito SA...................................  1,593,125      8,950,822
    Constructora Conconcreto SA..........................     86,988         21,126
    Grupo Argos SA.......................................  1,300,324      8,727,309
    Grupo de Inversiones Suramericana SA.................  1,609,854     20,105,770
    Grupo Nutresa SA.....................................    193,270      1,801,312
    Mineros SA...........................................     65,037         53,776
                                                                     --------------
TOTAL COLOMBIA...........................................                39,660,115
                                                                     --------------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S..............................................  1,623,773     42,641,836
                                                                     --------------
GREECE -- (0.0%)
*   Alpha Bank AE........................................    121,090        264,374
    Bank of Greece.......................................     25,557        440,931
*   Ellaktor SA..........................................    973,195      1,979,368
*   GEK Terna Holding Real Estate Construction SA........     30,381        191,527
*   Intracom Holdings SA.................................  1,497,922        999,306
*   Piraeus Bank SA......................................      1,682          5,312
                                                                     --------------
TOTAL GREECE.............................................                 3,880,818
                                                                     --------------
HUNGARY -- (0.2%)
    MOL Hungarian Oil & Gas P.L.C........................  2,506,389     24,557,325
    OTP Bank P.L.C.......................................    574,764     21,619,249
    Richter Gedeon Nyrt..................................     13,112        236,966
                                                                     --------------
TOTAL HUNGARY............................................                46,413,540
                                                                     --------------
INDIA -- (12.7%)
*   5Paisa Capital, Ltd..................................     78,937        407,237
    Aarti Drugs, Ltd.....................................      5,649         46,151
*   Aban Offshore, Ltd...................................    315,580        506,372
    ACC, Ltd.............................................    346,991      7,777,190
    Adani Enterprises, Ltd...............................  3,374,526      9,615,686
*   Adani Green Energy, Ltd..............................  2,568,014      2,261,504
*   Adani Power, Ltd.....................................  5,210,321      2,375,957
*   Adani Transmissions, Ltd.............................    717,397      1,770,215
*   Aditya Birla Capital, Ltd............................  1,689,688      3,616,469
*   Aditya Birla Fashion and Retail, Ltd.................  2,479,021      5,095,682
    Alembic, Ltd.........................................    615,831        371,277
*   Allahabad Bank.......................................  1,291,820        860,601
    Allcargo Logistics, Ltd..............................    462,900        810,947
    Ambuja Cements, Ltd..................................  3,057,207     10,282,905
*   Amtek Auto, Ltd......................................  1,036,955        124,352

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
INDIA -- (Continued)
    Anant Raj, Ltd.......................................    884,689 $   569,870
*   Andhra Bank..........................................  2,343,184   1,202,528
    Andhra Sugars, Ltd. (The)............................     14,835      82,336
    Apar Industries, Ltd.................................    155,271   1,405,361
    Apollo Tyres, Ltd....................................  4,163,726  17,865,414
    Arvind, Ltd..........................................  2,074,030  12,743,470
    Ashiana Housing, Ltd.................................     17,289      33,840
    Ashoka Buildcon, Ltd.................................    548,319   1,182,058
    Asian Granito India, Ltd.............................      4,325      18,888
    Astra Microwave Products, Ltd........................    107,891     160,324
    Atul, Ltd............................................      1,109      46,137
    Aurobindo Pharma, Ltd................................  1,084,277   9,355,722
*   Axis Bank, Ltd....................................... 11,193,280  89,685,554
*   Bajaj Hindusthan Sugar, Ltd..........................    981,143      94,561
    Bajaj Holdings & Investment, Ltd.....................    391,038  16,581,198
    Balkrishna Industries, Ltd...........................     88,982   1,566,654
    Balmer Lawrie & Co., Ltd.............................    622,450   2,001,167
    Balrampur Chini Mills, Ltd...........................  2,074,917   2,206,681
    Banco Products India, Ltd............................     53,999     161,696
    Bank of Baroda.......................................  5,483,108  12,284,467
*   Bank of India........................................    737,171   1,016,695
*   Bank of Maharashtra..................................    969,657     187,773
    BEML, Ltd............................................     52,357     688,212
*   BGR Energy Systems, Ltd..............................     82,438     109,439
    Bharat Electronics, Ltd..............................  2,110,720   3,638,915
    Bharat Heavy Electricals, Ltd........................  7,729,434   8,340,851
    Bharti Airtel, Ltd................................... 15,827,096  90,189,750
    Bharti Infratel, Ltd.................................    181,043     756,210
    Biocon, Ltd..........................................    433,930   3,704,357
    Birla Corp., Ltd.....................................    177,985   2,027,221
    Bodal Chemicals, Ltd.................................      7,307      13,772
    Bombay Dyeing & Manufacturing Co., Ltd...............     97,840     372,261
*   Bombay Rayon Fashions, Ltd...........................     18,941       5,546
    Brigade Enterprises, Ltd.............................    187,699     539,178
    BSE, Ltd.............................................     21,179     245,524
    Canara Bank..........................................  1,065,655   4,441,473
    Ceat, Ltd............................................    251,385   5,085,665
*   CG Power and Industrial Solutions, Ltd...............  3,522,536   3,276,219
    Chambal Fertilizers & Chemicals, Ltd.................  2,224,369   4,751,647
    Chennai Super Kings Cricket, Ltd.....................  5,080,767      31,254
    Cipla, Ltd...........................................    232,783   2,173,193
    City Union Bank, Ltd.................................  1,583,412   3,992,994
*   Coffee Day Enterprises, Ltd..........................     38,981     151,721
    Container Corp. Of India, Ltd........................    237,580   2,318,137
*   Corp. Bank...........................................  1,646,469     670,241
    Cox & Kings, Ltd.....................................  1,342,568   4,245,616
    Cyient, Ltd..........................................    124,698   1,274,767
    Dalmia Bharat, Ltd...................................     89,076   3,455,856
*   DB Corp., Ltd........................................     28,543      97,840
*   DB Realty, Ltd.......................................    873,103     454,171
    DCB Bank, Ltd........................................  2,705,710   6,487,731
    DCM Shriram, Ltd.....................................    439,667   2,121,276
    Deepak Fertilisers & Petrochemicals Corp., Ltd.......    402,266   1,625,108
    Delta Corp., Ltd.....................................     51,743     193,272
*   DEN Networks, Ltd....................................    391,626     293,529
*   Dena Bank............................................    507,403     119,758
    Dewan Housing Finance Corp., Ltd.....................  2,299,350  20,217,036
    Dhampur Sugar Mills, Ltd.............................     49,279      61,214
*   Dishman Carbogen Amcis, Ltd..........................  1,399,820   5,256,970

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
INDIA -- (Continued)
    DLF, Ltd.............................................  5,570,973 $15,970,641
#   Dr Reddy's Laboratories, Ltd., ADR...................    227,858   7,116,005
    Dr Reddy's Laboratories, Ltd.........................    427,602  13,337,376
*   Dredging Corp. of India, Ltd.........................     40,740     293,088
*   EID Parry India, Ltd.................................    971,919   3,251,236
    EIH, Ltd.............................................    983,731   2,428,944
    Electrosteel Castings, Ltd...........................    948,259     305,319
    Engineers India, Ltd.................................    661,097   1,313,785
*   Eros International Media, Ltd........................    366,181     631,613
    Essel Propack, Ltd...................................  1,200,048   1,833,861
    Exide Industries, Ltd................................    789,280   3,235,840
    FDC, Ltd.............................................     56,441     197,723
    Federal Bank, Ltd.................................... 13,007,526  16,963,921
    FIEM Industries, Ltd.................................      2,436      27,805
    Finolex Cables, Ltd..................................    518,063   4,677,408
    Finolex Industries, Ltd..............................    116,677     971,839
*   Firstsource Solutions, Ltd...........................  2,945,911   3,099,421
*   Fortis Healthcare, Ltd...............................  2,206,119   4,505,647
    Future Enterprises, Ltd..............................  1,523,254     833,285
*   Future Retail, Ltd...................................  1,330,582  10,402,113
    GAIL India, Ltd......................................  6,486,915  35,567,642
    Gateway Distriparks, Ltd.............................    301,735     733,730
    Gati, Ltd............................................    761,861   1,179,173
    Genus Power Infrastructures, Ltd.....................    121,218      74,306
    GHCL, Ltd............................................    357,094   1,294,162
    GIC Housing Finance, Ltd.............................    142,373     736,232
    Glenmark Pharmaceuticals, Ltd........................    567,936   4,843,266
    GOCL Corp., Ltd......................................      7,568      44,192
*   Godawari Power and Ispat, Ltd........................     69,473     428,013
    Godfrey Phillips India, Ltd..........................     33,140     385,321
    Granules India, Ltd..................................  1,885,387   2,848,907
    Grasim Industries, Ltd...............................  1,573,004  23,555,286
    Great Eastern Shipping Co., Ltd. (The)...............    870,198   3,837,043
    Greaves Cotton, Ltd..................................    311,601     664,927
    Gujarat Alkalies & Chemicals, Ltd....................    353,527   2,767,448
    Gujarat Ambuja Exports, Ltd..........................     61,322     195,195
    Gujarat Fluorochemicals, Ltd.........................    387,110   4,278,570
    Gujarat Mineral Development Corp., Ltd...............  1,228,209   2,056,448
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd..    655,128   3,980,850
    Gujarat Pipavav Port, Ltd............................     54,565      92,459
    Gujarat State Fertilizers & Chemicals, Ltd...........  2,186,080   3,748,215
    Gujarat State Petronet, Ltd..........................  2,384,500   6,890,179
*   Hathway Cable & Datacom, Ltd.........................     94,439      23,481
    HBL Power Systems, Ltd...............................    174,131      91,219
    HCL Technologies, Ltd................................     79,232   1,115,619
    HEG, Ltd.............................................     61,690   3,897,193
    HeidelbergCement India, Ltd..........................    396,490     926,979
    Hikal, Ltd...........................................    274,861     581,884
    HIL, Ltd.............................................      9,635     297,028
*   Himachal Futuristic Communications, Ltd..............  7,434,134   2,827,871
    Himatsingka Seide, Ltd...............................    347,051   1,478,296
    Hindalco Industries, Ltd............................. 13,021,581  40,698,719
    Hinduja Global Solutions, Ltd........................     74,046     868,290
    Hindustan Media Ventures, Ltd........................     11,103      28,842
*   Housing Development & Infrastructure, Ltd............  2,719,300     960,189
    HSIL, Ltd............................................    429,703   2,085,085
    HT Media, Ltd........................................    800,270     652,505
*   ICICI Bank, Ltd., Sponsored ADR...................... 10,633,937  93,897,662
*   IDBI Bank, Ltd.......................................  2,079,627   1,796,825

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
INDIA -- (Continued)
*   Idea Cellular, Ltd................................... 18,594,249 $14,831,583
    IDFC Bank, Ltd....................................... 10,897,963   6,398,933
    IDFC, Ltd............................................  8,826,668   6,025,190
*   IFCI, Ltd............................................  8,839,280   2,224,767
    IIFL Holdings, Ltd...................................  2,793,003  27,385,546
*   IL&FS Transportation Networks, Ltd...................    529,814     323,093
    India Cements, Ltd. (The)............................  2,685,958   4,596,533
    India Glycols, Ltd...................................    118,892     859,234
*   Indiabulls Real Estate, Ltd..........................  2,831,621   6,235,834
*   Indian Bank..........................................    710,566   3,709,292
    Indian Hotels Co., Ltd. (The)........................  4,787,508   9,287,024
    Indo Count Industries, Ltd...........................    161,989     193,242
    Indoco Remedies, Ltd.................................     52,819     156,942
    INEOS Styrolution India, Ltd.........................     32,615     352,587
    Infosys, Ltd.........................................    348,010   6,926,070
    Ingersoll-Rand India, Ltd............................     22,279     167,365
*   Inox Leisure, Ltd....................................      5,205      14,681
*   Inox Wind, Ltd.......................................     65,968      88,545
    Insecticides India, Ltd..............................     11,210     124,918
*   Intellect Design Arena, Ltd..........................    476,136   1,433,709
*   International Paper APPM, Ltd........................      9,109      46,538
    Ipca Laboratories, Ltd...............................     23,144     256,213
    J Kumar Infraprojects, Ltd...........................    124,560     364,217
    Jagran Prakashan, Ltd................................    139,049     237,588
    Jai Corp., Ltd.......................................    724,358   1,677,707
    Jain Irrigation Systems, Ltd.........................  5,462,650   6,552,572
*   Jaiprakash Associates, Ltd........................... 17,658,065   3,815,358
*   Jammu & Kashmir Bank, Ltd. (The).....................  3,014,805   2,546,884
*   Jaypee Infratech, Ltd................................  5,488,982     369,574
    JB Chemicals & Pharmaceuticals, Ltd..................    423,285   1,699,563
    JBF Industries, Ltd..................................    247,200     103,950
    Jindal Poly Films, Ltd...............................    257,180     944,806
    Jindal Saw, Ltd......................................  1,852,856   2,393,706
*   Jindal Stainless Hisar, Ltd..........................     10,311      19,187
*   Jindal Stainless, Ltd................................     87,372      74,071
*   Jindal Steel & Power, Ltd............................  3,263,783   9,773,505
*   JITF Infralogistics, Ltd.............................     46,385      14,556
    JK Cement, Ltd.......................................    205,774   2,314,377
    JK Lakshmi Cement, Ltd...............................    396,116   1,955,128
*   JK Paper, Ltd........................................    479,389     882,478
    JK Tyre & Industries, Ltd............................  1,448,505   2,757,536
    JM Financial, Ltd....................................  3,611,805   6,245,302
    JMC Projects India, Ltd..............................     18,090     143,326
*   JSW Energy, Ltd......................................  5,451,141   5,296,274
*   JSW Holdings, Ltd....................................      2,820      78,656
    JSW Steel, Ltd....................................... 14,720,074  70,752,848
    Jubilant Life Sciences, Ltd..........................  1,028,152  11,143,623
    Kalpataru Power Transmission, Ltd....................    682,029   3,715,736
    Kalyani Steels, Ltd..................................     42,036     156,584
    Karnataka Bank, Ltd. (The)...........................  2,303,013   3,899,891
    Karur Vysya Bank, Ltd. (The).........................  2,587,374   3,792,856
    Kaveri Seed Co., Ltd.................................    108,771     972,620
    KCP, Ltd.............................................    162,013     247,528
*   Kiri Industries, Ltd.................................     87,374     692,231
    Kirloskar Brothers, Ltd..............................     38,432     153,516
    Kirloskar Oil Engines, Ltd...........................    294,687   1,115,434
    Kitex Garments, Ltd..................................      7,052      12,085
    KNR Constructions, Ltd...............................     53,692     181,201
    Kolte-Patil Developers, Ltd..........................    153,124     594,001

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
INDIA -- (Continued)
    KPIT Technologies, Ltd............................... 2,056,795 $ 8,922,795
    KPR Mill, Ltd........................................    14,361     137,138
    KRBL, Ltd............................................    96,906     490,110
    L&T Finance Holdings, Ltd............................   384,640     989,126
    Lakshmi Machine Works, Ltd...........................     3,210     358,345
*   Lakshmi Vilas Bank, Ltd. (The).......................   474,085     706,590
    Larsen & Toubro, Ltd................................. 4,317,048  82,152,308
    LEEL Electricals, Ltd................................    24,119      35,657
    LG Balakrishnan & Bros, Ltd..........................     1,696      13,694
    LIC Housing Finance, Ltd............................. 1,343,769  10,348,940
    Linde India, Ltd.....................................    12,814      80,462
    LT Foods, Ltd........................................   468,335     406,746
    Lumax Auto Technologies, Ltd.........................     4,910      11,536
    Lupin, Ltd........................................... 1,432,853  17,206,619
    Magma Fincorp, Ltd...................................   164,744     360,423
    Maharashtra Scooters, Ltd............................       315      13,810
    Maharashtra Seamless, Ltd............................   167,735   1,170,777
    Mahindra & Mahindra Financial Services, Ltd.......... 1,109,734   8,335,576
    Mahindra & Mahindra, Ltd............................. 4,046,615  55,224,466
*   Mahindra CIE Automotive, Ltd.........................    68,076     255,967
    Mahindra Lifespace Developers, Ltd...................   247,493   1,955,597
    Maithan Alloys, Ltd..................................    19,197     183,775
    Man Infraconstruction, Ltd...........................   232,063     162,243
    Manappuram Finance, Ltd.............................. 5,461,033   8,392,763
    Mangalam Cement, Ltd.................................     7,882      28,421
    Marksans Pharma, Ltd.................................   889,548     362,911
    Mastek, Ltd..........................................    97,590     783,681
*   Max India, Ltd.......................................    98,464     116,654
    McLeod Russel India, Ltd.............................   756,879   1,470,814
    Meghmani Organics, Ltd...............................   880,599   1,149,830
    Mercator, Ltd........................................   353,028     110,756
    Merck, Ltd...........................................    79,792   2,626,622
    Mindtree, Ltd........................................    74,555   1,017,562
    Mirza International, Ltd.............................    72,490     106,930
    MOIL, Ltd............................................   356,281     931,857
    Monte Carlo Fashions, Ltd............................     6,053      36,932
    Mphasis, Ltd.........................................   519,146   8,788,918
*   MPS, Ltd.............................................     3,844      29,759
    MRF, Ltd.............................................    13,476  15,614,981
    Munjal Showa, Ltd....................................    11,077      35,220
    Muthoot Finance, Ltd.................................   706,006   4,162,854
*   Nagarjuna Fertilizers & Chemicals, Ltd............... 1,812,637     365,805
    National Aluminium Co., Ltd.......................... 4,964,081   4,474,834
    National Fertilizers, Ltd............................    33,882      22,263
    Nava Bharat Ventures, Ltd............................   505,320     982,648
    Navin Fluorine International, Ltd....................     1,379      13,511
*   Navkar Corp., Ltd....................................   133,208     255,151
    NCC, Ltd............................................. 6,595,141   8,930,773
    Nectar Lifesciences, Ltd.............................   162,045      48,411
    NIIT Technologies, Ltd...............................   537,348   9,662,567
*   NIIT, Ltd............................................   850,134   1,180,325
    Nilkamal, Ltd........................................    56,350   1,467,355
    Nucleus Software Exports, Ltd........................     5,580      28,063
    Oberoi Realty, Ltd...................................   701,136   5,041,005
    OCL India, Ltd.......................................   106,796   1,870,256
    Omaxe, Ltd...........................................   440,368   1,443,920
    Orient Cement, Ltd...................................   621,657   1,138,035
*   Oriental Bank of Commerce............................   975,550   1,156,240
*   Patel Engineering, Ltd...............................    60,844      37,138

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- ------------
INDIA -- (Continued)
    PC Jeweller, Ltd.....................................  1,220,290 $  1,627,755
    Persistent Systems, Ltd..............................    198,546    2,421,200
    Petronet LNG, Ltd....................................  4,844,788   16,171,117
    Phillips Carbon Black, Ltd...........................    233,584      874,750
    Piramal Enterprises, Ltd.............................    739,433   28,808,192
    PNC Infratech, Ltd...................................     12,523       28,842
    Polyplex Corp., Ltd..................................     27,144      176,109
    Power Finance Corp., Ltd.............................  6,211,801    7,932,869
    Power Mech Projects, Ltd.............................     10,886      154,354
    Prabhat Dairy, Ltd...................................    121,887      270,758
    Praj Industries, Ltd.................................  1,183,633    1,368,120
*   Prakash Industries, Ltd..............................    623,087    1,279,875
*   Praxis Home Retail, Ltd..............................      7,702       21,166
    Prestige Estates Projects, Ltd.......................    425,592    1,570,036
    PTC India Financial Services, Ltd....................  2,660,009      734,905
    PTC India, Ltd.......................................  3,168,880    3,838,172
*   Punjab & Sind Bank...................................     16,659        7,558
*   Punjab National Bank.................................  3,013,053    3,748,884
    Puravankara, Ltd.....................................    540,207      832,718
    Quick Heal Technologies, Ltd.........................     30,919      121,038
    Radico Khaitan, Ltd..................................    681,924    4,369,585
    Rain Commodities, Ltd................................    885,256    2,552,944
    Rajesh Exports, Ltd..................................    114,341      944,171
    Rallis India, Ltd....................................     99,155      289,965
    Ramco Industries, Ltd................................     96,002      342,891
*   Ramco Systems, Ltd...................................      7,170       38,161
    Rashtriya Chemicals & Fertilizers, Ltd...............  1,368,099    1,428,267
    Raymond, Ltd.........................................    348,735    4,232,231
    Redington India, Ltd.................................  2,157,312    3,394,712
    Reliance Capital, Ltd................................  1,546,388    9,496,574
*   Reliance Communications, Ltd......................... 10,397,011    2,223,012
*   Reliance Home Finance, Ltd...........................  1,766,396    1,618,856
    Reliance Industries, Ltd., GDR.......................     98,068    3,353,922
    Reliance Industries, Ltd............................. 34,030,289  588,858,475
*   Reliance Power, Ltd..................................  8,848,791    4,329,680
    Rico Auto Industries, Ltd............................    119,211      125,509
    RSWM, Ltd............................................      2,943       11,419
*   Ruchi Soya Industries, Ltd...........................    456,150       66,995
    Rural Electrification Corp., Ltd.....................  9,418,048   16,173,071
    Sadbhav Engineering, Ltd.............................     17,093       68,464
*   Sanghi Industries, Ltd...............................     74,133       99,673
    Sanghvi Movers, Ltd..................................     45,111      123,855
    Sarda Energy & Minerals, Ltd.........................     55,259      319,793
    Sasken Technologies, Ltd.............................      8,357      115,976
    Sequent Scientific, Ltd..............................    122,599       93,606
    Shilpa Medicare, Ltd.................................      4,373       25,785
*   Shipping Corp. of India, Ltd.........................  1,764,283    1,633,065
    Shriram City Union Finance, Ltd......................      8,786      245,450
    Shriram Transport Finance Co., Ltd...................  1,187,712   24,038,472
*   Sical Logistics, Ltd.................................      3,268        8,265
    Simplex Infrastructures, Ltd.........................     78,681      510,640
    Sintex Industries, Ltd...............................  2,517,100      527,371
*   Sintex Plastics Technology, Ltd......................  7,846,946    4,720,749
    Siyaram Silk Mills, Ltd..............................      3,315       26,150
    SML ISUZU, Ltd.......................................     17,544      201,875
*   Snowman Logistics, Ltd...............................     36,270       24,617
    Sobha, Ltd...........................................    769,693    5,305,378
*   Solara Active Pharma Sciences, Ltd...................      1,685        4,373
    Sonata Software, Ltd.................................     34,356      173,222

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
INDIA -- (Continued)
    South Indian Bank, Ltd. (The)........................ 16,710,126 $ 4,469,136
    Srei Infrastructure Finance, Ltd.....................  1,890,601   1,478,666
    SRF, Ltd.............................................    223,833   5,646,636
    Srikalahasthi Pipes, Ltd.............................     77,761     236,931
*   State Bank of India.................................. 11,878,292  50,955,492
*   Steel Authority of India, Ltd........................  4,730,984   5,357,739
    Strides Arcolab, Ltd.................................     10,111      56,824
    Sun Pharmaceutical Industries, Ltd...................    988,323   8,223,426
    Sunteck Realty, Ltd..................................    117,718     705,566
    Surya Roshni, Ltd....................................     96,151     488,823
    Sutlej Textiles and Industries, Ltd..................      7,506       5,826
    Suven Life Sciences, Ltd.............................     70,978     238,858
*   Syndicate Bank.......................................  2,092,900   1,388,128
    TAKE Solutions, Ltd..................................    342,649   1,012,351
    Tamil Nadu Newsprint & Papers, Ltd...................    314,014   1,216,207
    Tata Chemicals, Ltd..................................  1,584,352  15,933,239
    Tata Global Beverages, Ltd...........................  4,417,741  15,962,660
#*  Tata Motors, Ltd., Sponsored ADR.....................    103,766   1,888,541
*   Tata Motors, Ltd..................................... 15,444,479  58,318,126
    Tata Steel, Ltd......................................  5,248,434  43,229,649
*   Tata Steel, Ltd......................................    402,178     744,413
    Tech Mahindra, Ltd...................................  1,558,572  15,473,391
*   Techno Electric & Engineering Co., Ltd...............     54,776     224,231
    Texmaco Rail & Engineering, Ltd......................    183,428     202,332
    Thirumalai Chemicals, Ltd............................      3,676      77,552
    TI Financial Holdings, Ltd...........................    562,890   5,114,440
    Tide Water Oil Co India, Ltd.........................        292      24,439
    Time Technoplast, Ltd................................  1,140,644   2,332,681
    Titagarh Wagons, Ltd.................................    223,002     297,241
    Tourism Finance Corp. of India, Ltd..................     68,586     147,447
    Transport Corp. of India, Ltd........................     85,232     349,421
    Trident, Ltd.........................................    322,150     262,312
    Triveni Engineering & Industries, Ltd................     47,998      27,786
    Tube Investments of India, Ltd.......................    592,499   2,147,053
    TV Today Network, Ltd................................     29,230     182,701
*   TV18 Broadcast, Ltd..................................  6,567,720   4,538,541
*   UCO Bank.............................................  2,330,376     681,235
    Uflex, Ltd...........................................    455,786   1,797,610
    UFO Moviez India, Ltd................................     21,281     122,287
    Unichem Laboratories, Ltd............................    352,859   1,177,124
*   Union Bank of India..................................  2,045,981   2,591,656
*   Unitech, Ltd......................................... 12,073,793     760,963
    UPL, Ltd.............................................    328,518   3,080,743
    VA Tech Wabag, Ltd...................................    136,189     715,154
    Vardhman Textiles, Ltd...............................    239,481   4,196,911
    Vedanta, Ltd......................................... 18,485,629  60,252,984
#   Vedanta, Ltd., ADR...................................  1,037,623  13,395,718
    Vijaya Bank..........................................  2,775,054   2,517,870
    Vindhya Telelinks, Ltd...............................     10,221     152,312
    Visaka Industries, Ltd...............................     17,061     149,312
    Welspun Corp., Ltd...................................  1,325,933   2,428,344
    Welspun Enterprises, Ltd.............................    626,989   1,431,575
    Welspun India, Ltd...................................  1,231,684   1,024,407
    West Coast Paper Mills, Ltd..........................     89,544     362,587
    Wipro, Ltd...........................................  8,208,797  33,210,616
*   Wockhardt, Ltd.......................................    276,374   2,362,593
    Yes Bank, Ltd........................................    114,021     612,422
*   Zee Media Corp., Ltd.................................    192,874      89,751
    Zensar Technologies, Ltd.............................    165,883   2,988,833

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES       VALUE>>
                                                          ----------- --------------
INDIA -- (Continued)
    Zuari Agro Chemicals, Ltd............................      23,149 $      120,382
                                                                      --------------
TOTAL INDIA..............................................              2,395,653,594
                                                                      --------------
INDONESIA -- (2.5%)
    Adaro Energy Tbk PT.................................. 204,218,700     27,020,968
    Adhi Karya Persero Tbk PT............................  24,162,200      2,697,570
    Agung Podomoro Land Tbk PT...........................  83,483,300        933,051
    Alam Sutera Realty Tbk PT............................ 159,012,300      3,528,441
    Aneka Tambang Tbk PT.................................  94,883,377      6,035,557
    Asahimas Flat Glass Tbk PT...........................   4,882,900      1,595,292
    Astra Agro Lestari Tbk PT............................   3,238,867      2,443,931
    Astra Graphia Tbk PT.................................     436,900         49,676
    Astra International Tbk PT...........................   4,065,100      2,016,789
    Astra Otoparts Tbk PT................................     345,400         34,992
*   Bakrie and Brothers Tbk PT...........................   8,540,665         45,019
*   Bakrie Telecom Tbk PT................................ 160,430,200         89,004
*   Bank Bukopin Tbk.....................................  56,032,133      1,648,580
    Bank Danamon Indonesia Tbk PT........................  34,192,354     15,610,202
    Bank Mandiri Persero Tbk PT.......................... 116,806,962     53,929,613
    Bank Negara Indonesia Persero Tbk PT.................  92,812,041     47,726,946
*   Bank Pan Indonesia Tbk PT............................ 115,836,701      6,221,804
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT.  34,986,300      4,997,403
    Bank Pembangunan Daerah Jawa Timur Tbk PT............  26,296,400      1,186,731
    Bank Rakyat Indonesia Persero Tbk PT.................   1,869,000        398,207
    Bank Tabungan Negara Persero Tbk PT..................  55,230,527      9,045,461
    Bank Tabungan Pensiunan Nasional Tbk PT..............      44,900         12,033
    Barito Pacific Tbk PT................................  46,009,400      5,796,015
    Bekasi Fajar Industrial Estate Tbk PT................  52,848,100        880,600
*   Benakat Integra Tbk PT............................... 142,047,100        572,406
    BISI International Tbk PT............................  13,394,400      1,616,821
    Blue Bird Tbk PT.....................................      58,800         10,724
    Bumi Serpong Damai Tbk PT............................  71,681,200      6,729,092
*   Centratama Telekomunikasi Indonesia Tbk PT...........   1,751,800         10,209
    Ciputra Development Tbk PT........................... 170,747,678     11,791,712
*   Clipan Finance Indonesia Tbk PT......................   2,995,500         59,700
*   Eagle High Plantations Tbk PT........................ 111,235,400      1,576,378
    Elnusa Tbk PT........................................  51,940,700      1,281,248
*   Energi Mega Persada Tbk PT...........................   8,241,101         87,504
    Erajaya Swasembada Tbk PT............................  15,692,800      3,398,878
    Gajah Tunggal Tbk PT.................................  16,976,300        783,868
*   Garuda Indonesia Persero Tbk PT......................  45,666,781        722,255
    Global Mediacom Tbk PT............................... 103,819,600      3,243,725
*   Hanson International Tbk PT..........................  48,742,700        443,326
    Harum Energy Tbk PT..................................  12,128,900      2,442,587
    Hexindo Adiperkasa Tbk PT............................     721,744        163,220
*   Holcim Indonesia Tbk PT..............................  26,017,400      1,398,683
    Indah Kiat Pulp & Paper Corp. Tbk PT.................  35,364,200     47,129,246
    Indika Energy Tbk PT.................................  12,286,000      3,073,169
    Indo Tambangraya Megah Tbk PT........................   3,388,500      6,696,851
    Indocement Tunggal Prakarsa Tbk PT...................     153,700        150,828
    Indofood Sukses Makmur Tbk PT........................  62,699,300     27,632,004
    Indomobil Sukses Internasional Tbk PT................     405,200         80,986
*   Indo-Rama Synthetics Tbk PT..........................      78,600         36,513
*   Intiland Development Tbk PT..........................  96,785,100      2,227,475
    Japfa Comfeed Indonesia Tbk PT.......................  47,132,750      7,031,160
    Jaya Real Property Tbk PT............................ 116,679,000      5,139,055
    Kawasan Industri Jababeka Tbk PT..................... 293,721,656      4,489,149
    KMI Wire & Cable Tbk PT..............................   7,493,500        175,616
*   Krakatau Steel Persero Tbk PT........................   9,420,400        268,036

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES      VALUE>>
                                                          ----------- ------------
INDONESIA -- (Continued)
*   Lippo Cikarang Tbk PT................................   3,669,000 $    531,496
    Lippo Karawaci Tbk PT................................ 262,404,649    6,663,944
    Malindo Feedmill Tbk PT..............................     331,200       25,270
*   Matahari Putra Prima Tbk PT..........................   4,231,700       74,551
*   Medco Energi Internasional Tbk PT.................... 115,937,266    7,966,843
    Media Nusantara Citra Tbk PT.........................  10,778,800      737,719
    Metrodata Electronics Tbk PT.........................   1,823,650       92,297
    Mitra Pinasthika Mustika Tbk PT......................   1,984,700      132,342
*   MNC Investama Tbk PT................................. 332,569,700    2,371,870
    Modernland Realty Tbk PT.............................  89,667,000    1,716,146
*   Multipolar Tbk PT....................................  65,539,400      522,719
*   Nirvana Development Tbk PT...........................   1,000,000        6,229
    Nusantara Infrastructure Tbk PT...................... 171,119,700    2,446,063
    Pabrik Kertas Tjiwi Kimia Tbk PT.....................   1,315,300    1,324,319
    Pan Brothers Tbk PT..................................  39,179,650    1,481,901
*   Panin Financial Tbk PT............................... 203,836,500    2,886,107
*   Panin Insurance Tbk PT...............................  28,847,600    2,029,973
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT  46,318,784    3,230,435
    PP Persero Tbk PT....................................  29,034,300    4,193,706
    Puradelta Lestari Tbk PT.............................     259,200        2,246
    Ramayana Lestari Sentosa Tbk PT......................  33,600,900    3,276,644
    Salim Ivomas Pratama Tbk PT..........................  46,818,600    1,552,815
    Sampoerna Agro PT....................................  11,950,241    1,955,672
    Selamat Sempurna Tbk PT..............................  31,556,900    2,758,428
    Semen Baturaja Persero Tbk PT........................   8,766,200    1,958,347
    Semen Indonesia Persero Tbk PT.......................  19,945,300   10,524,364
*   Sentul City Tbk PT................................... 198,176,500    1,734,663
*   Siloam International Hospitals Tbk PT................     545,000      118,127
    Sinar Mas Agro Resources & Technology Tbk PT.........   7,724,800    2,071,983
    Sri Rejeki Isman Tbk PT.............................. 126,718,200    3,006,447
    Summarecon Agung Tbk PT..............................  12,208,800      649,088
*   Surya Esa Perkasa Tbk PT.............................   1,526,800       26,730
    Surya Semesta Internusa Tbk PT.......................  47,739,500    1,923,388
*   Tiga Pilar Sejahtera Food Tbk........................  41,727,122      486,141
    Timah Tbk PT.........................................  45,333,160    2,661,506
    Tiphone Mobile Indonesia Tbk PT......................   7,827,700      462,151
    Trias Sentosa Tbk PT.................................     336,500        9,344
*   Truba Alam Manunggal Engineering PT.................. 129,244,500       44,814
    Tunas Baru Lampung Tbk PT............................  24,273,200    1,498,394
    Tunas Ridean Tbk PT..................................  34,967,000    2,910,390
    Ultrajaya Milk Industry & Trading Co. Tbk PT.........  22,403,000    2,011,509
    Unggul Indah Cahaya Tbk PT...........................     319,635       73,055
    United Tractors Tbk PT...............................  12,282,400   30,090,735
*   Vale Indonesia Tbk PT................................  19,728,800    5,989,517
*   Visi Media Asia Tbk PT...............................   2,555,100       35,440
    Waskita Beton Precast Tbk PT.........................  61,523,500    1,829,612
    Waskita Karya Persero Tbk PT.........................  15,111,400    2,225,718
    Wijaya Karya Beton Tbk PT............................  12,181,600      336,435
    Wijaya Karya Persero Tbk PT..........................  30,974,000    3,335,079
*   XL Axiata Tbk PT.....................................  21,193,400    4,053,333
                                                                      ------------
TOTAL INDONESIA..........................................              462,452,354
                                                                      ------------
MALAYSIA -- (2.9%)
    Aeon Co. M Bhd.......................................     208,800      117,033
    AFFIN Bank Bhd.......................................  10,536,550    6,661,544
    AirAsia Group Bhd....................................  17,947,500   15,753,993
    Alliance Bank Malaysia Bhd...........................  15,404,600   15,239,102
    Allianz Malaysia Bhd.................................      32,500      100,435
    AMMB Holdings Bhd....................................  20,147,362   19,953,476

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
MALAYSIA -- (Continued)
#   Ann Joo Resources Bhd................................  2,013,500 $   962,977
    APM Automotive Holdings Bhd..........................    721,300     630,648
    Batu Kawan Bhd.......................................  2,050,050   8,784,967
    Benalec Holdings Bhd.................................  6,111,200     436,624
*   Berjaya Assets Bhd...................................    809,200      68,797
*   Berjaya Corp. Bhd.................................... 42,004,978   3,101,021
*   Berjaya Land Bhd..................................... 13,220,000     848,373
    BIMB Holdings Bhd....................................    904,007     884,212
    Boustead Holdings Bhd................................ 12,378,991   7,251,406
    Boustead Plantations Bhd.............................  2,794,700     880,493
*   Bumi Armada Bhd...................................... 29,247,800   5,143,850
    Cahya Mata Sarawak Bhd...............................    320,300     248,416
    Can-One Bhd..........................................    401,400     242,166
#   CB Industrial Product Holding Bhd....................  1,722,100     533,745
    Chin Teck Plantations BHD............................    309,100     570,857
    CIMB Group Holdings Bhd.............................. 45,975,023  66,200,278
    CJ Century Logistics Holdings Bhd, Class B...........     71,300      12,036
#   Coastal Contracts Bhd................................  3,280,400     936,558
    CSC Steel Holdings Bhd...............................  2,010,456     659,184
    Cypark Resources Bhd.................................    206,800     122,650
    Dagang NeXchange Bhd.................................    909,800      92,246
*   Dayang Enterprise Holdings Bhd.......................  2,480,000     433,373
    DRB-Hicom Bhd........................................ 10,460,600   5,731,073
    Eastern & Oriental Bhd............................... 10,581,680   3,989,095
#*  Eco World Development Group Bhd......................  4,203,400   1,294,219
    Ekovest BHD..........................................  7,185,800   1,338,079
    Engtex Group Bhd.....................................    648,500     175,842
    Evergreen Fibreboard Bhd.............................  6,661,289     837,394
    FAR East Holdings BHD................................    403,800   1,212,083
#   FGV Holdings Bhd..................................... 19,405,000   8,278,865
    Gabungan AQRS Bhd....................................  1,038,400     357,771
    Gadang Holdings Bhd..................................  4,159,600     768,884
#   Gamuda Bhd...........................................  1,872,600   1,785,225
#   Genting Bhd.......................................... 24,402,500  52,570,555
#   Genting Malaysia Bhd................................. 20,718,500  25,827,315
    Glomac Bhd...........................................  6,355,050     713,318
    GuocoLand Malaysia Bhd...............................  2,754,100     629,133
    HAP Seng Consolidated Bhd............................  4,024,282   9,715,059
    Hap Seng Plantations Holdings Bhd....................  3,314,200   1,859,547
#   Hengyuan Refining Co. Bhd............................    510,000     855,432
#   HeveaBoard Bhd.......................................  1,094,200     231,902
*   Hiap Teck Venture Bhd................................  9,625,500     903,606
    Hong Leong Financial Group Bhd.......................  2,837,334  12,632,286
    Hong Leong Industries Bhd............................    581,000   1,557,190
    Hua Yang Bhd.........................................  1,869,410     227,144
    I-Bhd................................................     84,900      11,196
#   IGB Bhd..............................................  3,210,195   2,308,524
    IJM Corp. Bhd........................................ 34,692,318  16,751,346
#   Insas Bhd............................................  7,075,700   1,568,248
#   IOI Properties Group Bhd.............................  6,359,625   2,977,038
*   Iris Corp. Bhd....................................... 21,281,900     789,409
#*  Iskandar Waterfront City Bhd.........................  2,217,200     429,189
#*  JAKS Resources Bhd...................................  3,622,500     947,035
    Jaya Tiasa Holdings Bhd..............................  5,444,733     918,167
    JCY International Bhd................................  8,591,700     560,115
    Keck Seng Malaysia Bhd...............................  2,504,000   2,478,553
    Kenanga Investment Bank Bhd..........................  2,123,487     397,856
#   Kian JOO CAN Factory Bhd.............................  4,526,080   2,941,349
#   Kimlun Corp. Bhd.....................................    872,895     332,860

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- -----------
MALAYSIA -- (Continued)
#*  KNM Group Bhd........................................ 24,453,390 $ 1,204,587
    Kretam Holdings Bhd..................................  3,429,400     354,546
#*  KSL Holdings Bhd.....................................  8,219,051   1,800,617
    Kumpulan Fima BHD....................................  1,960,700     829,104
#   Kumpulan Perangsang Selangor Bhd.....................  2,391,307   1,141,807
*   Kwantas Corp. BHD....................................    214,500      66,495
*   Land & General Bhd................................... 34,051,620   1,678,833
*   Landmarks Bhd........................................  2,119,208     378,334
    LBS Bina Group Bhd...................................  8,370,780   1,915,033
#*  Lion Industries Corp. Bhd............................  3,076,300     635,228
    Magnum Bhd...........................................  5,821,000   3,150,413
    Mah Sing Group Bhd................................... 14,040,162   4,498,088
#   Malayan Banking Bhd..................................  5,479,979  13,239,729
    Malayan Flour Mills Bhd..............................  3,267,850   1,031,251
*   Malayan United Industries Bhd........................    403,500      18,892
    Malaysia Airports Holdings Bhd.......................    950,654   2,166,168
    Malaysia Building Society Bhd........................ 12,131,436   3,343,075
    Malaysia Marine and Heavy Engineering Holdings Bhd...  2,477,000     478,283
#*  Malaysian Bulk Carriers Bhd..........................  4,598,325     684,862
    Malaysian Pacific Industries Bhd.....................    272,475     720,894
#   Malaysian Resources Corp. Bhd........................ 24,219,700   4,635,228
    Malton Bhd...........................................  4,504,200     737,818
    Matrix Concepts Holdings Bhd.........................    364,100     186,392
    MBM Resources BHD....................................  2,625,103   1,550,381
#*  Media Prima Bhd......................................  6,626,700     875,173
    Mega First Corp. Bhd.................................  1,698,100   1,478,491
    MISC Bhd............................................. 13,669,404  22,494,600
    Mitrajaya Holdings Bhd...............................    496,730      69,711
*   MK Land Holdings Bhd.................................  2,422,300     139,753
    MKH Bhd..............................................  4,260,078   1,513,079
    MMC Corp. Bhd........................................ 11,618,380   4,204,164
*   MNRB Holdings Bhd....................................  2,329,150   1,126,133
*   MPHB Capital Bhd.....................................     53,100      17,284
    Muda Holdings Bhd....................................    356,300     158,234
*   Mudajaya Group Bhd...................................  4,184,700     593,505
    Muhibbah Engineering M Bhd...........................  4,342,400   3,249,199
#*  Mulpha International Bhd.............................  2,063,860   1,068,210
*   Naim Holdings Bhd....................................  1,361,400     229,844
#   Oriental Holdings BHD................................  3,381,979   5,234,395
#   OSK Holdings Bhd..................................... 11,770,806   2,923,961
    Pacific & Orient Bhd.................................    390,052     102,242
    Panasonic Manufacturing Malaysia Bhd.................    266,080   2,539,432
    Pantech Group Holdings Bhd...........................  4,446,309     580,630
    Paramount Corp. Bhd..................................  1,734,425     794,259
#*  Parkson Holdings Bhd.................................  6,337,928     939,066
    Petron Malaysia Refining & Marketing Bhd.............     41,300      80,060
    PIE Industrial Bhd...................................     90,100      34,446
    PPB Group Bhd........................................  5,225,839  21,225,404
    Protasco Bhd.........................................  4,370,991     592,109
#   RHB Bank Bhd.........................................  9,062,200  12,140,314
#*  Rimbunan Sawit Bhd...................................  6,810,000     486,988
*   Salcon Bhd...........................................    868,853      64,257
#*  Sapura Energy Bhd.................................... 41,938,100   6,250,696
#   Sarawak Oil Palms Bhd................................    677,967     517,309
*   Scomi Group Bhd......................................  1,500,750      38,564
    Selangor Dredging Bhd................................  1,352,800     269,539
    Selangor Properties Bhd..............................     75,300      77,761
    Shangri-La Hotels Malaysia Bhd.......................    511,500     740,404
    SHL Consolidated Bhd.................................    331,800     207,638

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
MALAYSIA -- (Continued)
    Sime Darby Bhd.......................................  7,355,000 $  4,574,202
#   Sime Darby Property Bhd..............................    667,100      220,511
    SP Setia Bhd Group...................................  6,670,423    4,881,985
    Star Media Group Bhd.................................  1,710,000      513,819
*   Sumatec Resources Bhd................................  2,855,100       28,215
#   Sunway Bhd........................................... 16,127,671    6,074,629
    Supermax Corp. Bhd...................................  5,040,300    5,438,942
    Suria Capital Holdings Bhd...........................    824,400      339,472
    Symphony Life Bhd....................................    633,824       93,689
    Ta Ann Holdings Bhd..................................  2,445,826    1,547,416
    TA Enterprise Bhd.................................... 17,678,300    2,828,628
    TA Global Bhd........................................ 15,391,880    1,136,659
#   Tan Chong Motor Holdings Bhd.........................  4,006,500    1,705,602
    TDM Bhd.............................................. 10,864,820      696,626
    TH Plantations Bhd...................................    900,500      155,156
    Thong Guan Industries Bhd............................    114,200       76,608
    TIME dotCom Bhd......................................  3,343,280    6,749,359
#   Tiong NAM Logistics Holdings.........................  1,581,462      408,672
    Tropicana Corp. Bhd..................................  8,398,246    1,776,220
    TSH Resources Bhd....................................     95,400       28,176
    Tune Protect Group Bhd...............................    287,000       66,455
    UEM Edgenta Bhd......................................  1,330,200      700,164
    UEM Sunrise Bhd...................................... 19,521,445    4,403,428
    UMW Holdings Bhd.....................................    689,900    1,018,606
    Unisem M Bhd.........................................  5,554,100    3,583,254
    United Malacca Bhd...................................    960,500    1,441,560
    United Plantations Bhd...............................     32,800      217,753
    UOA Development Bhd..................................  8,501,000    5,018,969
#*  Velesto Energy Bhd................................... 16,557,527    1,203,869
*   Vivocom International Holdings Bhd...................  2,235,400       16,411
*   Vizione Holdings Bhd.................................    911,900       30,358
*   Wah Seong Corp. Bhd..................................  3,838,083    1,258,072
#   WCT Holdings Bhd..................................... 12,781,762    3,133,267
    WTK Holdings Bhd.....................................  5,223,250      771,476
#*  YNH Property Bhd.....................................  6,621,225    2,222,686
    YTL Corp. Bhd........................................ 65,606,343   21,827,367
*   YTL Land & Development Bhd...........................  1,520,500      170,406
                                                                     ------------
TOTAL MALAYSIA...........................................             549,633,961
                                                                     ------------
MEXICO -- (4.0%)
#   Alfa S.A.B. de C.V., Class A......................... 33,596,975   45,750,760
    Alpek S.A.B. de C.V..................................  4,125,775    6,966,406
    Arca Continental S.A.B. de C.V.......................    167,056    1,109,300
*   Axtel S.A.B. de C.V..................................  4,548,920      939,670
    Banco del Bajio SA...................................    168,755      399,664
    Banco Santander Mexico SA Institucion de Banca
      Multiple Grupo Financiero..........................
    Santand, ADR.........................................  1,848,434   15,452,908
    Banco Santander Mexico SA Institucion de Banca
      Multiple Grupo Financiero..........................
    Santand, Class B.....................................  4,993,822    8,421,393
    Becle S.A.B. de C.V..................................    204,050      284,435
#*  Bio Pappel S.A.B. de C.V.............................    438,707      485,131
*   Cemex S.A.B. de C.V., Sponsored ADR.................. 10,623,121   79,142,247
    Coca-Cola Femsa S.A.B. de C.V., Series L.............  1,106,840    6,924,524
#   Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR........    108,685    6,791,726
    Consorcio ARA S.A.B. de C.V., Series *...............  9,277,426    3,444,610
*   Corp Interamericana de Entretenimiento S.A.B. de
      C.V., Class B......................................  1,519,014    1,660,196
    Corp. Actinver S.A.B. de C.V.........................    105,133       75,024
    Credito Real S.A.B. de C.V. SOFOM ER.................  1,320,640    1,856,489
    Cydsa S.A.B. de C.V..................................      5,874       10,085

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
MEXICO -- (Continued)
#   Dine S.A.B. de C.V...................................  1,027,267 $    625,584
    El Puerto de Liverpool S.A.B. de C.V.................    392,041    2,922,783
    Fomento Economico Mexicano S.A.B. de C.V., Sponsored
      ADR................................................    993,334   97,485,799
#   Gentera S.A.B. de C.V................................  1,331,512    1,437,406
#*  Grupo Aeromexico S.A.B. de C.V.......................  1,353,376    2,054,272
#   Grupo Carso S.A.B. de C.V., Series A1................  6,317,457   26,303,318
    Grupo Cementos de Chihuahua S.A.B. de C.V............  2,340,857   15,088,042
    Grupo Comercial Chedraui S.A. de C.V.................  3,045,573    7,464,516
#   Grupo Elektra S.A.B. de C.V..........................    268,139   10,031,393
#*  Grupo Famsa S.A.B. de C.V., Class A..................  2,627,842    1,762,446
#   Grupo Financiero Banorte S.A.B. de C.V............... 18,105,384  126,286,702
#   Grupo Financiero Inbursa S.A.B. de C.V............... 14,982,956   24,720,038
*   Grupo Gigante S.A.B. de C.V., Series *...............    471,076    1,067,884
    Grupo Herdez S.A.B. de C.V., Series *................    977,438    2,104,053
    Grupo Industrial Saltillo S.A.B. de C.V..............  1,355,006    2,017,487
    Grupo KUO S.A.B. de C.V., Series B...................  2,034,528    5,021,437
#   Grupo Lala S.A.B. de C.V.............................    645,892      687,210
#   Grupo Mexico S.A.B. de C.V., Series B................ 39,258,944  123,583,708
*   Grupo Pochteca S.A.B. de C.V.........................     67,810       26,742
    Grupo Posadas S.A.B. de C.V..........................    328,713      722,233
#   Grupo Rotoplas S.A.B. de C.V.........................     45,964       59,435
    Grupo Sanborns S.A.B. de C.V.........................  1,379,018    1,435,417
#*  Grupo Simec S.A.B. de C.V., Series B.................  1,084,959    3,551,574
*   Grupo Sports World S.A.B. de C.V.....................    293,561      302,417
    Grupo Televisa S.A.B., Series CPO....................    362,873    1,443,879
    Grupo Televisa S.A.B., Sponsored ADR.................    120,083    2,387,250
#*  Hoteles City Express S.A.B. de C.V...................    124,148      161,066
    Industrias Bachoco S.A.B. de C.V., ADR...............     38,871    2,308,743
#   Industrias Bachoco S.A.B. de C.V., Series B..........  1,757,440    8,675,107
#*  Industrias CH S.A.B. de C.V., Series B...............  1,933,278    9,003,690
#   Industrias Penoles S.A.B. de C.V.....................    189,930    3,220,232
*   La Comer S.A.B. de C.V...............................  4,997,412    5,496,744
    Medica Sur S.A.B. de C.V., Series B..................      1,000        2,009
    Mexichem S.A.B. de C.V............................... 10,214,475   35,744,017
#*  Minera Frisco S.A.B. de C.V..........................  7,180,791    3,082,257
#   Nemak S.A.B. de C.V..................................  2,690,588    2,218,848
    OHL Mexico S.A.B. de C.V.............................     16,593       23,673
#   Organizacion Cultiba S.A.B. de C.V...................    170,021      136,836
*   Organizacion Soriana S.A.B. de C.V., Class B......... 14,323,603   27,052,129
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V................................................    378,739    3,912,212
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V................................................      3,563       27,146
    Qualitas Controladora S.A.B. de C.V..................  1,235,291    3,308,647
    Rassini S.A.B. de C.V................................    115,462      422,379
    Rassini S.A.B. de C.V., Class A......................     29,277       61,263
#   TV Azteca S.A.B. de C.V..............................  9,572,299    1,196,682
    Unifin Financiera S.A.B. de C.V. SOFOM ENR...........    180,045      500,110
    Vitro S.A.B. de C.V., Series A.......................  1,504,492    4,723,093
                                                                     ------------
TOTAL MEXICO.............................................             751,584,476
                                                                     ------------
PHILIPPINES -- (1.0%)
    8990 Holdings, Inc...................................     88,000       12,385
    A Soriano Corp.......................................  6,145,500      705,019
    ACR Mining Corp......................................    105,455        6,665
*   Alliance Global Group, Inc........................... 36,652,306    8,235,807
    Alsons Consolidated Resources, Inc................... 19,581,000      428,667
*   Apex Mining Co., Inc.................................    403,000       10,703
*   Atlas Consolidated Mining & Development Corp.........  5,351,500      389,083
    Ayala Corp...........................................     12,090      228,007
    Bank of the Philippine Islands.......................    267,683      494,872

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES      VALUE>>
                                                          ----------- ------------
PHILIPPINES -- (Continued)
    BDO Unibank, Inc.....................................  12,476,198 $ 31,053,472
    Belle Corp...........................................   2,758,000      166,844
    Cebu Air, Inc........................................   2,569,180    3,404,402
*   CEMEX Holdings Philippines, Inc......................   3,512,000      204,402
    Century Properties Group, Inc........................  28,217,400      231,057
    China Banking Corp...................................     922,332      575,944
    Cosco Capital, Inc...................................  13,954,200    1,603,015
    DMCI Holdings, Inc...................................   1,985,800      441,567
*   East West Banking Corp...............................   3,787,300    1,030,316
*   EEI Corp.............................................   1,897,400      385,416
    Emperador, Inc.......................................   1,258,100      172,444
*   Empire East Land Holdings, Inc.......................  24,178,000      269,785
*   Energy Development Corp..............................   4,756,669      455,930
    Filinvest Development Corp...........................     142,800       19,057
    Filinvest Land, Inc.................................. 168,236,031    4,498,331
    First Philippine Holdings Corp.......................   4,376,560    5,148,057
*   Global Ferronickel Holdings, Inc.....................   1,961,176       76,886
    GT Capital Holdings, Inc.............................     242,587    4,428,633
    Integrated Micro-Electronics, Inc....................      60,900       16,091
    International Container Terminal Services, Inc.......     265,920      445,857
    JG Summit Holdings, Inc..............................  11,734,940   12,383,007
    Lopez Holdings Corp..................................  33,760,800    2,409,316
    LT Group, Inc........................................  17,187,800    5,826,803
    Megaworld Corp....................................... 127,248,200   11,131,056
    Metro Retail Stores Group, Inc.......................   1,545,000       80,600
    Metropolitan Bank & Trust Co.........................   7,345,954   10,206,571
    Nickel Asia Corp.....................................   7,724,500      632,821
    Pepsi-Cola Products Philippines, Inc.................   1,602,000       67,899
    Petron Corp..........................................  20,884,500    3,491,350
    Philex Mining Corp...................................     751,000       62,629
*   Philippine National Bank.............................   4,666,633    4,099,921
*   Philippine National Construction Corp................     398,900        6,903
    Philippine Savings Bank..............................   1,203,823    2,009,489
    Phinma Energy Corp...................................  25,640,000      584,694
    Phoenix Petroleum Philippines, Inc...................   1,456,600      327,390
    Pilipinas Shell Petroleum Corp.......................      59,430       63,032
    RFM Corp.............................................     976,000       84,537
    Rizal Commercial Banking Corp........................   6,264,706    3,536,674
    Robinsons Land Corp..................................  32,491,108   11,994,536
    Robinsons Retail Holdings, Inc.......................     239,090      384,769
    San Miguel Corp......................................   6,593,946   17,296,158
    San Miguel Food and Beverage, Inc....................     731,000      954,010
    Security Bank Corp...................................   1,936,544    7,402,293
*   SSI Group, Inc.......................................   2,648,000      102,783
    STI Education Systems Holdings, Inc..................  11,885,000      241,420
*   Top Frontier Investment Holdings, Inc................     628,532    3,067,861
*   Travellers International Hotel Group, Inc............   2,808,200      268,302
    Union Bank Of Philippines............................   4,413,349    7,032,754
    Vista Land & Lifescapes, Inc.........................  66,664,168    7,529,163
                                                                      ------------
TOTAL PHILIPPINES........................................              178,417,455
                                                                      ------------
POLAND -- (1.4%)
*   Agora SA.............................................     540,256    1,537,051
*   Alior Bank SA........................................     171,702    3,414,201
    Amica SA.............................................       3,902      133,061
    Asseco Poland SA.....................................   1,110,009   14,011,365
    Bank Handlowy w Warszawie SA.........................      30,090      617,969
*   Bank Millennium SA...................................   4,427,257   11,138,104
    Ciech SA.............................................     112,687    1,717,961

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
POLAND -- (Continued)
*   Cyfrowy Polsat SA....................................    416,922 $  2,711,292
*   Enea SA..............................................  2,423,548    6,355,039
    Firma Oponiarska Debica SA...........................     67,689    2,652,008
*   Getin Holding SA.....................................  3,022,179      479,512
*   Getin Noble Bank SA..................................  1,094,168      293,450
    Grupa Azoty SA.......................................    220,111    2,512,239
    Grupa Kety SA........................................     52,482    4,604,048
    Grupa Lotos SA.......................................  1,471,574   26,289,459
*   Impexmetal SA........................................  3,619,930    4,252,389
    Kernel Holding SA....................................    456,233    6,331,918
    KGHM Polska Miedz SA.................................  1,232,090   32,597,055
    LC Corp. SA..........................................  1,199,107      803,902
#*  Lubelski Wegiel Bogdanka SA..........................     36,140      613,152
    mBank SA.............................................      6,716      786,122
#   Netia SA.............................................  2,058,981    2,793,990
    Orbis SA.............................................    462,774   11,326,012
*   PGE Polska Grupa Energetyczna SA.....................  9,020,874   24,279,877
#*  PKP Cargo SA.........................................     56,295      740,004
    Polski Koncern Naftowy Orlen S.A.....................  2,493,613   63,240,602
*   Powszechna Kasa Oszczednosci Bank Polski SA..........  2,148,426   24,517,143
    Stalexport Autostrady SA.............................     35,535       33,248
    Stalprodukt SA.......................................      1,975      266,599
*   Tauron Polska Energia SA............................. 10,944,247    6,740,329
#   Trakcja SA...........................................    512,608      609,312
*   Vistula Group SA.....................................     37,292       43,181
                                                                     ------------
TOTAL POLAND.............................................             258,441,594
                                                                     ------------
RUSSIA -- (2.0%)
*   AFI Development P.L.C., GDR..........................     16,827        3,196
    Etalon Group P.L.C., GDR.............................     71,983      201,552
    Gazprom PJSC, Sponsored ADR.......................... 25,438,724  114,082,502
    Gazprom PJSC, Sponsored ADR..........................     48,875      221,893
    Lukoil PJSC, Sponsored ADR(BYZF386)..................  1,600,191  114,413,657
    Lukoil PJSC, Sponsored ADR(BYZDW2900)................  1,526,223  109,477,900
    Magnitogorsk Iron & Steel Works PJSC, GDR............    658,541    6,353,706
    Rosneft Oil Co. PJSC, GDR............................  3,000,584   19,803,854
    RusHydro PJSC, ADR...................................  7,861,978    8,048,173
    VTB Bank PJSC, GDR...................................    953,824    1,487,965
                                                                     ------------
TOTAL RUSSIA.............................................             374,094,398
                                                                     ------------
SOUTH AFRICA -- (7.2%)
    Absa Group, Ltd......................................  7,309,742   95,229,331
*   Adcorp Holdings, Ltd.................................    928,995    1,105,768
    AECI, Ltd............................................  1,713,430   13,781,545
    African Oxygen, Ltd..................................     63,047      136,098
#*  African Phoenix Investments, Ltd..................... 10,121,910      460,477
    African Rainbow Minerals, Ltd........................  1,688,326   14,569,239
    Alexander Forbes Group Holdings, Ltd.................  3,343,938    1,274,076
*   Allied Electronics Corp., Ltd........................     69,207       82,244
    Alviva Holdings, Ltd.................................    936,463    1,332,215
#   Anglo American Platinum, Ltd.........................    447,417   13,762,534
    AngloGold Ashanti, Ltd...............................  1,854,319   16,277,508
    AngloGold Ashanti, Ltd., Sponsored ADR...............  3,227,611   28,693,462
#*  ArcelorMittal South Africa, Ltd......................  2,390,579      582,152
*   Ascendis Health, Ltd.................................    120,162       93,272
    Aspen Pharmacare Holdings, Ltd.......................    468,996    9,085,137
    Assore, Ltd..........................................     79,178    1,650,179
#*  Aveng, Ltd........................................... 85,419,618      581,697

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
SOUTH AFRICA -- (Continued)
    Barloworld, Ltd......................................  4,402,688 $ 42,376,099
    Blue Label Telecoms, Ltd.............................  3,106,950    2,176,941
#*  Brait SE.............................................  2,567,253    8,398,795
    Caxton and CTP Publishers and Printers, Ltd..........  3,089,885    2,525,430
    Clover Industries, Ltd...............................  1,507,768    1,874,541
*   Consolidated Infrastructure Group, Ltd...............    703,402      170,516
    DataTec, Ltd.........................................  4,929,012    9,172,415
#   DRDGOLD, Ltd.........................................  5,384,649    1,401,398
*   enX Group, Ltd.......................................    361,828      328,625
    EOH Holdings, Ltd....................................    107,148      338,642
    Exxaro Resources, Ltd................................  2,503,520   24,668,402
    Gold Fields, Ltd.....................................  2,701,277    9,913,008
#   Gold Fields, Ltd., Sponsored ADR..................... 12,931,225   48,362,782
#*  Grindrod Shipping Holdings, Ltd......................    187,872    1,911,893
#*  Grindrod, Ltd........................................  7,514,882    4,484,117
*   Group Five, Ltd......................................  1,604,836      103,591
    Harmony Gold Mining Co., Ltd.........................  1,956,999    3,257,292
#   Harmony Gold Mining Co., Ltd., Sponsored ADR.........    491,788      836,040
    Hudaco Industries, Ltd...............................    149,696    1,669,317
    Hulamin, Ltd.........................................  1,953,365      731,904
#*  Impala Platinum Holdings, Ltd........................  5,228,472    7,766,097
    Imperial Holdings, Ltd...............................  2,207,724   35,795,737
#   Investec, Ltd........................................  2,770,602   20,020,831
    Invicta Holdings, Ltd................................     82,427      208,730
    KAP Industrial Holdings, Ltd.........................  3,765,493    2,044,498
#   Kumba Iron Ore, Ltd..................................    579,639   12,824,117
    Lewis Group, Ltd.....................................  1,767,156    4,013,109
    Liberty Holdings, Ltd................................  1,721,995   15,065,857
    Life Healthcare Group Holdings, Ltd..................  2,257,163    4,116,419
    Merafe Resources, Ltd................................ 25,011,796    2,892,258
    Metair Investments, Ltd..............................  1,534,077    1,802,146
    MMI Holdings, Ltd.................................... 17,679,587   22,812,194
    Mpact, Ltd...........................................  2,794,319    4,834,327
    MTN Group, Ltd....................................... 20,223,032  175,927,365
    Murray & Roberts Holdings, Ltd.......................  6,948,515    9,549,037
*   Nampak, Ltd..........................................  4,689,134    5,392,481
    Nedbank Group, Ltd...................................  2,209,764   45,728,189
    Novus Holdings, Ltd..................................    100,488       28,975
    Omnia Holdings, Ltd..................................    746,296    7,324,975
    Peregrine Holdings, Ltd..............................  1,327,034    2,101,113
*   PPC, Ltd.............................................  6,200,625    3,004,898
    Raubex Group, Ltd....................................  2,227,888    3,350,030
    RCL Foods, Ltd.......................................    130,261      169,669
    Reunert, Ltd.........................................    891,161    5,535,543
    Rhodes Food Group Pty, Ltd...........................     41,180       58,010
#*  Royal Bafokeng Platinum, Ltd.........................    469,845      866,860
    Sappi, Ltd...........................................  7,755,890   55,430,827
    Sasol, Ltd...........................................  3,884,351  153,072,644
#   Sasol, Ltd., Sponsored ADR...........................  1,653,711   65,503,493
#*  Sibanye Gold, Ltd....................................  5,364,505    3,283,632
#*  Sibanye Gold, Ltd., Sponsored ADR....................  2,498,559    6,296,370
    Standard Bank Group, Ltd............................. 17,066,487  263,894,064
#*  Steinhoff International Holdings NV.................. 23,998,309    4,519,342
*   Super Group, Ltd.....................................  4,836,479   12,768,550
    Telkom SA SOC, Ltd...................................  5,017,373   19,272,699
    Tongaat Hulett, Ltd..................................  1,558,340    9,986,504
    Trencor, Ltd.........................................  1,605,753    3,877,331
    Tsogo Sun Holdings, Ltd..............................  1,925,628    3,165,990

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES      VALUE>>
                                                          --------- --------------
SOUTH AFRICA -- (Continued)
    Wilson Bayly Holmes-Ovcon, Ltd.......................   605,804 $    6,397,028
                                                                    --------------
TOTAL SOUTH AFRICA.......................................            1,364,100,621
                                                                    --------------
SOUTH KOREA -- (16.1%)
*   Ace Technologies Corp................................   148,073        690,899
    AJ Networks Co., Ltd.................................    17,798         83,678
#*  AJ Rent A Car Co., Ltd...............................   193,393      1,978,457
#*  Ajin Industrial Co., Ltd.............................    64,617        144,717
#*  APS Holdings Corp....................................    41,282        206,252
#   Asia Cement Co., Ltd.................................    19,344      2,346,101
#   ASIA Holdings Co., Ltd...............................    14,578      1,635,555
#   Asia Paper Manufacturing Co., Ltd....................    67,604      2,046,798
*   Asiana Airlines, Inc................................. 1,194,370      4,564,180
#   AUK Corp.............................................   358,407        792,943
#   Austem Co., Ltd......................................   268,376      1,089,120
    Autech Corp..........................................     4,402         49,313
*   Avaco Co., Ltd.......................................    12,655         81,265
    Baiksan Co., Ltd.....................................     8,620         46,163
    BGF Co., Ltd.........................................   104,788        892,015
    Bixolon Co., Ltd.....................................     3,199         17,702
#   Bluecom Co., Ltd.....................................    78,495        347,117
    BNK Financial Group, Inc............................. 3,061,367     24,549,920
*   Bohae Brewery Co., Ltd...............................    49,668         37,755
#   Bookook Securities Co., Ltd..........................    32,673        699,345
*   Bubang Co., Ltd......................................    15,835         41,385
    Busan City Gas Co., Ltd..............................     1,208         39,325
#   BYC Co., Ltd.........................................       752        173,129
    Byucksan Corp........................................   282,424        824,141
#   Capro Corp...........................................   122,412        680,674
    Castec Korea Co., Ltd................................     6,799         32,755
*   Chemtronics Co., Ltd.................................     2,758         16,767
    Chinyang Holdings Corp...............................   111,008        258,167
#   Chokwang Paint, Ltd..................................    75,208        537,147
    Chongkundang Holdings Corp...........................    10,257        595,674
#   Chosun Refractories Co., Ltd.........................     9,716        735,135
    CJ Corp..............................................    41,845      5,260,034
    CJ Hello Co., Ltd....................................   376,291      3,071,124
    CKD Bio Corp.........................................    27,552        476,205
    Cosmax BTI, Inc......................................    20,454        536,491
#   CROWNHAITAI Holdings Co., Ltd........................    37,481        477,921
    Cuckoo Holdings Co., Ltd.............................     1,214        174,243
#   Dae Dong Industrial Co., Ltd.........................   175,157      1,158,224
    Dae Han Flour Mills Co., Ltd.........................    14,919      2,376,039
#   Dae Hyun Co., Ltd....................................   338,986        777,463
#   Dae Won Kang Up Co., Ltd.............................   273,168      1,008,883
#*  Dae Young Packaging Co., Ltd.........................   812,054        602,131
#   Daechang Co., Ltd....................................   656,070        638,382
    Daechang Forging Co., Ltd............................     3,535        142,947
    Daeduck Electronics Co...............................   398,980      3,037,962
    Daeduck GDS Co., Ltd.................................   279,690      3,362,424
#   Daegu Department Store...............................    71,060        631,328
#   Daehan Steel Co., Ltd................................   196,115      1,348,964
#   Dae-Il Corp..........................................    87,114        480,585
    Daekyo Co., Ltd......................................   184,455      1,224,073
    Daelim B&Co Co., Ltd.................................    17,858         83,520
#   Daelim C&S Co., Ltd..................................    11,698        130,009
    Daelim Industrial Co., Ltd...........................   298,128     20,918,361
    Daesang Corp.........................................   250,436      5,513,768
    Daesang Holdings Co., Ltd............................   175,793      1,311,154

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
SOUTH KOREA -- (Continued)
#   Daesung Holdings Co., Ltd............................    42,463 $   271,275
    Daewon San Up Co., Ltd...............................    51,421     308,639
*   Daewoo Engineering & Construction Co., Ltd...........   717,478   3,649,620
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd....   324,485   7,661,944
*   Dahaam E-Tec Co., Ltd................................     3,535      85,006
    Daishin Securities Co., Ltd..........................   545,344   5,719,748
#   Daou Data Corp.......................................    70,062     712,684
#   Daou Technology, Inc.................................   405,892   8,618,429
#*  Dasan Networks, Inc..................................   104,840     652,785
#   Dayou Automotive Seat Technology Co., Ltd............   117,031     109,476
*   Dayou Plus Co., Ltd..................................    51,812      51,343
    DB Financial Investment Co., Ltd.....................   408,332   1,432,282
    DB Insurance Co., Ltd................................    51,972   2,997,395
#*  DB, Inc..............................................   496,039     384,104
    DCM Corp.............................................     5,497      61,475
    Development Advance Solution Co., Ltd................     9,508      69,196
    DGB Financial Group, Inc............................. 1,806,576  15,124,633
#   Display Tech Co., Ltd................................    43,544     151,383
    DMS Co., Ltd.........................................     4,843      29,025
    Dong A Eltek Co., Ltd................................    28,194     241,470
*   Dong Ah Tire & Rubber Co., Ltd.......................     5,165      60,300
    Dong-A Socio Holdings Co., Ltd.......................     5,512     476,371
#   Dong-Ah Geological Engineering Co., Ltd..............    84,391   1,212,383
#   Dongbang Transport Logistics Co., Ltd................   302,271     482,925
*   Dongbu Corp..........................................    12,070      99,225
    Dong-Il Corp.........................................    17,778     888,926
#   Dongil Industries Co., Ltd...........................    19,900   1,148,575
#*  Dongkook Industrial Co., Ltd.........................   661,873     649,693
    Dongkuk Industries Co., Ltd..........................   429,695   1,221,399
#   Dongkuk Steel Mill Co., Ltd..........................   997,740   6,855,186
    DONGSUNG Corp........................................   221,292   1,187,974
#   Dongwha Enterprise Co., Ltd..........................     8,555     225,912
    Dongwha Pharm Co., Ltd...............................    39,120     387,921
    Dongwon Development Co., Ltd.........................   418,777   1,482,674
    Dongwon Industries Co., Ltd..........................     1,010     287,460
#   Dongwoo Farm To Table Co., Ltd.......................    14,971      47,996
#   Dongyang E&P, Inc....................................    37,218     341,283
*   Doosan Bobcat, Inc...................................    50,749   1,512,019
    Doosan Corp..........................................    83,407   7,765,480
#*  Doosan Heavy Industries & Construction Co., Ltd......   779,132  10,510,091
#*  Doosan Infracore Co., Ltd............................ 1,980,558  17,887,208
#   DRB Holding Co., Ltd.................................   114,810     694,934
#   DTR Automotive Corp..................................    49,635   1,496,230
    DY Corp..............................................   202,430     949,927
#   Eagon Industrial, Ltd................................    77,991     828,860
#   Easy Bio, Inc........................................   333,714   2,281,645
#*  Elentec Co., Ltd.....................................   167,314     457,770
    e-LITECOM Co., Ltd...................................    87,616     459,651
    E-MART, Inc..........................................   215,370  42,104,189
    ENF Technology Co., Ltd..............................    36,071     453,755
    Eugene Corp..........................................   629,152   3,830,952
#*  Eugene Investment & Securities Co., Ltd.............. 1,113,895   2,898,998
*   Eusu Holdings Co., Ltd...............................    67,665     344,722
#   EVERDIGM Corp........................................    34,627     267,333
#*  FarmStory Co., Ltd...................................   599,972     716,211
#   Feelux Co., Ltd......................................    36,504     398,076
#*  Fine Technix Co., Ltd................................   223,276     480,328
#   Fursys, Inc..........................................    28,479     766,254
#   Gaon Cable Co., Ltd..................................    28,266     557,019

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
SOUTH KOREA -- (Continued)
*   Global Display Co., Ltd..............................    32,534 $     25,739
#   GMB Korea Corp.......................................    77,523      494,347
#   Golfzon Newdin Holdings Co., Ltd.....................   284,287    1,079,480
#   GS Engineering & Construction Corp...................   463,545   18,844,668
#   GS Global Corp.......................................   672,899    1,994,552
    GS Holdings Corp.....................................   714,906   34,407,013
    GS Home Shopping, Inc................................     2,626      467,339
#   Gwangju Shinsegae Co., Ltd...........................     6,299    1,166,301
#   Halla Corp...........................................   159,934      761,220
    Halla Holdings Corp..................................   118,273    4,894,366
#   Han Kuk Carbon Co., Ltd..............................   231,961    1,162,684
    Hana Financial Group, Inc............................ 3,250,704  130,703,079
#*  Hana Micron, Inc.....................................   169,872      732,319
    Handsome Co., Ltd....................................   146,627    4,951,870
#   Hanil Cement Co., Ltd................................    44,523    5,711,393
#*  Hanjin Heavy Industries & Construction Co., Ltd......   571,915    1,432,490
*   Hanjin Heavy Industries & Construction Holdings Co.,
      Ltd................................................   179,841      638,862
    Hanjin Kal Corp......................................   388,211    6,411,789
    Hanjin Transportation Co., Ltd.......................   127,829    2,649,003
    Hankook Tire Co., Ltd................................   320,031   12,702,483
#   Hankuk Glass Industries, Inc.........................    17,640      850,087
#   Hankuk Paper Manufacturing Co., Ltd..................    38,692      740,442
#   HanmiGlobal Co., Ltd.................................    13,645      130,118
    Hansae MK Co., Ltd...................................     1,959       14,990
    Hansae Yes24 Holdings Co., Ltd.......................    14,626       99,351
    Hanshin Construction.................................    63,489    1,147,569
#   Hansol Holdings Co., Ltd.............................   514,389    2,187,585
#   Hansol HomeDeco Co., Ltd.............................   964,171    1,374,574
    Hansol Paper Co., Ltd................................   191,141    3,140,418
*   Hansol Technics Co., Ltd.............................    31,543      286,551
#*  Hanwha Aerospace Co., Ltd............................   290,497    5,859,564
    Hanwha Chemical Corp................................. 1,695,322   32,152,756
    Hanwha Corp..........................................   708,306   20,384,175
*   Hanwha Galleria Timeworld Co., Ltd...................     3,263       89,702
    Hanwha General Insurance Co., Ltd....................   497,952    2,958,849
#*  Hanwha Investment & Securities Co., Ltd.............. 1,127,632    2,565,333
    Hanwha Life Insurance Co., Ltd....................... 3,383,390   15,643,151
#   Hanyang Securities Co., Ltd..........................    97,444      646,915
#*  Harim Co., Ltd.......................................   149,084      414,078
*   HDC Hyundai Development Co-Engineering &
      Construction, Class E..............................    88,153    4,531,148
    HDC Hyundai Engineering Plastics Co., Ltd............    98,833      527,352
#*  Heung-A Shipping Co., Ltd............................ 2,197,266    1,109,636
*   Heungkuk Fire & Marine Insurance Co., Ltd............    85,207      471,163
    Hite Jinro Co., Ltd..................................    45,496      740,332
    Hitejinro Holdings Co., Ltd..........................   120,661      910,792
#   HS R&A Co., Ltd......................................   488,828      909,308
*   HSD Engine Co., Ltd..................................    81,532      282,941
#*  Humax Co., Ltd.......................................   182,229    1,245,416
    Husteel Co., Ltd.....................................     3,903       48,159
#   Huvis Corp...........................................   135,728    1,078,469
#   Hwa Shin Co., Ltd....................................   247,915      758,621
#   Hwacheon Machine Tool Co., Ltd.......................    14,514      675,868
#   Hwangkum Steel & Technology Co., Ltd.................   103,102    1,005,190
    HwaSung Industrial Co., Ltd..........................   109,587    1,361,510
#   Hy-Lok Corp..........................................    40,098      878,470
*   Hyosung Advanced Materials Corp......................     3,047      462,978
*   Hyosung Chemical Corp................................     2,169      326,729
#   Hyosung Corp.........................................     9,383      374,276
*   Hyosung Heavy Industries Corp........................     6,343      299,961

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
SOUTH KOREA -- (Continued)
#*  Hyosung TNC Co., Ltd.................................     2,944 $    585,553
#   Hyundai BNG Steel Co., Ltd...........................   143,240    1,406,912
*   Hyundai Construction Equipment Co., Ltd..............    16,342    1,948,888
#   Hyundai Corp Holdings, Inc...........................    17,401      421,752
#   Hyundai Corp.........................................    64,266    1,873,906
    Hyundai Department Store Co., Ltd....................   188,446   16,605,498
    Hyundai Development Co-Engineering & Construction....    63,089    1,500,503
#*  Hyundai Electric & Energy System Co., Ltd............    10,484      602,774
    Hyundai Engineering & Construction Co., Ltd..........   980,331   51,525,172
    Hyundai Greenfood Co., Ltd...........................   361,897    4,386,471
*   Hyundai Heavy Industries Co., Ltd....................   232,398   22,202,357
*   Hyundai Heavy Industries Holdings Co., Ltd...........   122,525   36,841,755
    Hyundai Home Shopping Network Corp...................    43,455    4,275,727
    Hyundai Hy Communications & Networks Co., Ltd........   381,781    1,416,280
#*  Hyundai Mipo Dockyard Co., Ltd.......................   116,451    9,764,964
    Hyundai Mobis Co., Ltd...............................   578,401  117,904,519
    Hyundai Motor Co..................................... 1,325,866  153,658,943
#   Hyundai Motor Securities Co., Ltd....................   224,622    1,936,334
    Hyundai Steel Co..................................... 1,130,085   54,464,297
#   Hyundai Wia Corp.....................................   207,777    8,762,535
#   Iljin Electric Co., Ltd..............................   239,602      973,712
*   Iljin Holdings Co., Ltd..............................    19,443       81,671
#   Ilshin Spinning Co., Ltd.............................    17,863    1,725,560
#   Ilsung Pharmaceuticals Co., Ltd......................     9,407      861,866
    iMarketKorea, Inc....................................   125,509      789,824
    Industrial Bank of Korea............................. 2,809,519   39,360,651
#   Intergis Co., Ltd....................................    49,180      130,201
    Interpark Holdings Corp..............................   470,150    1,141,479
    INTOPS Co., Ltd......................................   181,917    1,478,199
#   Inzi Controls Co., Ltd...............................   122,085      596,797
#   INZI Display Co., Ltd................................   244,705      354,460
    IS Dongseo Co., Ltd..................................    46,328    1,168,273
#   ISU Chemical Co., Ltd................................   151,000    1,508,225
#   IsuPetasys Co., Ltd..................................   361,536    1,186,001
    Jahwa Electronics Co., Ltd...........................    45,120      567,119
    JASTECH, Ltd.........................................    13,102      108,733
    JB Financial Group Co., Ltd.......................... 1,253,985    6,671,361
#   Kangnam Jevisco Co., Ltd.............................    41,716      963,193
#   KAON Media Co., Ltd..................................    24,400      181,396
    KB Financial Group, Inc..............................   648,289   31,158,995
#   KB Financial Group, Inc., ADR........................ 2,897,601  139,809,248
#*  KB Metal Co., Ltd....................................    33,213       73,550
    KC Co., Ltd..........................................     3,233       48,592
    KC Green Holdings Co., Ltd...........................    68,858      268,763
    KCC Corp.............................................    51,928   15,742,959
    KCC Engineering & Construction Co., Ltd..............    30,139      230,803
#   KEC Corp.............................................   973,189    1,088,879
#   Keyang Electric Machinery Co., Ltd...................   239,450      920,248
#   KG Chemical Corp.....................................    81,219    2,110,272
#   KG Eco Technology Service Co., Ltd...................   301,386    1,021,735
#   KGMobilians Co., Ltd.................................    79,935      572,622
#*  KH Vatec Co., Ltd....................................   153,792    1,460,944
    Kia Motors Corp...................................... 2,339,274   66,319,873
    KISCO Corp...........................................   336,460    1,926,483
#   KISCO Holdings Co., Ltd..............................    63,245      653,518
#   Kishin Corp..........................................   107,298      383,815
    KISWIRE, Ltd.........................................    94,457    2,363,852
#*  KleanNara Co., Ltd...................................   110,992      387,162
*   KMH Co., Ltd.........................................    80,481      509,147

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
SOUTH KOREA -- (Continued)
    Kodaco Co., Ltd......................................    94,858 $   228,974
#   Kolon Corp...........................................    16,200     594,465
    Kolon Global Corp....................................    23,192     173,220
#   Kolon Industries, Inc................................   252,202  13,828,493
#   Komelon Corp.........................................    33,167     250,081
#   Kook Soon Dang Brewery Co., Ltd......................   112,565     569,124
#   Korea Alcohol Industrial Co., Ltd....................   115,730     896,921
    Korea Asset In Trust Co., Ltd........................    41,478     204,747
    Korea Autoglass Corp.................................     4,790      51,904
    Korea Cast Iron Pipe Industries Co., Ltd.............    16,138     144,508
#*  Korea Circuit Co., Ltd...............................   147,260     952,840
    Korea Electric Terminal Co., Ltd.....................    14,919     613,987
    Korea Export Packaging Industrial Co., Ltd...........     5,290      98,405
#*  Korea Flange Co., Ltd................................   333,243     495,853
    Korea Investment Holdings Co., Ltd...................   435,091  27,874,247
*   Korea Line Corp......................................    64,850   1,323,355
    Korea Petrochemical Ind Co., Ltd.....................     9,605   2,150,202
    Korea Real Estate Investment & Trust Co., Ltd........   105,541     271,489
    Korean Air Lines Co., Ltd............................   451,513  11,824,146
    Korean Reinsurance Co................................ 1,055,590  10,425,854
#   Kortek Corp..........................................   127,952   1,992,685
#   KPX Chemical Co., Ltd................................    20,126   1,185,774
#   KSS LINE, Ltd........................................   118,988     798,572
    KT Skylife Co., Ltd..................................    74,186     869,448
    KT Submarine Co., Ltd................................    22,384      85,736
#*  KTB Investment & Securities Co., Ltd.................   640,410   2,090,262
    KTCS Corp............................................   293,732     571,502
    Ktis Corp............................................   116,851     281,453
    Kukdo Chemical Co., Ltd..............................    50,066   2,671,339
    Kukdong Oil & Chemicals Co., Ltd.....................    26,930      82,625
#*  Kumho Electric Co., Ltd..............................    44,601     287,316
    Kumho Industrial Co., Ltd............................    12,566     117,678
#*  Kumho Tire Co., Inc..................................   682,680   3,823,047
    Kumkang Kind Co., Ltd................................    11,165     243,929
    Kwang Dong Pharmaceutical Co., Ltd...................    32,278     216,766
    Kwangju Bank Co., Ltd................................   237,356   2,337,394
#*  Kyeryong Construction Industrial Co., Ltd............    41,398     820,883
    Kyobo Securities Co., Ltd............................   269,047   2,237,856
#   Kyungbang Co., Ltd...................................   145,334   1,657,867
    Kyungchang Industrial Co., Ltd.......................    17,961      30,905
#   Kyung-In Synthetic Corp..............................   120,253     591,625
#   LEADCORP, Inc. (The).................................   163,684     821,204
    Lee Ku Industrial Co., Ltd...........................    79,592     136,648
    LF Corp..............................................   302,324   7,441,100
    LG Corp..............................................   736,147  49,623,485
#   LG Display Co., Ltd., ADR............................ 4,048,932  37,978,982
#   LG Display Co., Ltd.................................. 1,493,377  28,311,704
    LG Electronics, Inc.................................. 1,469,865  98,522,005
    LG Hausys, Ltd.......................................    69,045   4,156,260
    LG International Corp................................   328,061   6,931,742
    LG Uplus Corp........................................ 2,115,637  29,126,426
#   LMS Co., Ltd.........................................    47,891     295,457
    Lotte Chemical Corp..................................    38,840  12,508,878
    Lotte Chilsung Beverage Co., Ltd.....................       277     346,634
    Lotte Confectionery Co., Ltd.........................        54       7,575
    LOTTE Fine Chemical Co., Ltd.........................    69,997   3,860,400
    Lotte Food Co., Ltd..................................     1,329   1,051,359
    LOTTE Himart Co., Ltd................................   100,627   6,949,474
#   Lotte Non-Life Insurance Co., Ltd....................   625,917   1,502,022

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
SOUTH KOREA -- (Continued)
    Lotte Shopping Co., Ltd..............................    99,870 $ 18,417,933
    LS Corp..............................................   191,625   12,874,137
#*  Lumens Co., Ltd......................................   440,737    1,456,395
    LVMC Holdings........................................   162,310      565,812
    Maeil Holdings Co., Ltd..............................     7,545       98,216
#   MegaStudy Co., Ltd...................................    25,776      344,533
    MegaStudyEdu Co., Ltd................................         1          118
*   Melfas, Inc..........................................    10,068       31,671
    Meritz Financial Group, Inc..........................    86,264      965,832
    Meritz Securities Co., Ltd........................... 1,984,418    6,282,798
    Mi Chang Oil Industrial Co., Ltd.....................     6,317      454,067
    Mirae Asset Daewoo Co., Ltd.......................... 2,846,186   20,794,763
    Mirae Asset Life Insurance Co., Ltd..................   590,788    2,861,890
#   MK Electron Co., Ltd.................................   206,303    1,790,796
#*  MNTech Co., Ltd......................................   245,637      867,704
    Mobase Co., Ltd......................................   129,174      532,081
#   Moorim P&P Co., Ltd..................................   329,441    2,377,745
#   Moorim Paper Co., Ltd................................   222,084      616,832
#   Motonic Corp.........................................    98,260      792,089
#   Muhak Co., Ltd.......................................    45,052      610,515
#*  Namsun Aluminum Co., Ltd.............................   704,816      696,125
    Namyang Dairy Products Co., Ltd......................     4,193    2,404,104
*   Neowiz...............................................    33,577      526,276
#*  NEOWIZ HOLDINGS Corp.................................    76,012      973,452
#   Nexen Corp...........................................   238,586    1,302,246
#   Nexen Tire Corp......................................   209,203    2,010,029
    NH Investment & Securities Co., Ltd.................. 1,270,375   14,822,276
*   NHN Entertainment Corp...............................    89,316    5,026,780
#   Nong Shim Holdings Co., Ltd..........................    25,007    2,181,833
    NongShim Co., Ltd....................................    25,540    6,717,764
#   NOROO Paint & Coatings Co., Ltd......................   104,866    1,031,918
#   NPC..................................................   116,690      452,523
    NS Shopping Co., Ltd.................................    24,085      270,358
#   OCI Co., Ltd.........................................   206,418   18,324,662
#   Opto Device Technology Co., Ltd......................    53,063      299,162
    Orion Holdings Corp..................................    30,508      618,163
    Paik Kwang Industrial Co., Ltd.......................    38,590      105,392
#*  Pan Ocean Co., Ltd................................... 1,695,419    7,820,560
    Pang Rim Co., Ltd....................................     3,201       65,013
*   Pan-Pacific Co., Ltd.................................    13,996       35,699
#*  PaperCorea, Inc......................................    52,808       58,402
#   Poongsan Corp........................................   323,678    9,487,514
#   Poongsan Holdings Corp...............................    60,583    2,303,236
#   POSCO, Sponsored ADR................................. 1,487,744  109,126,022
    POSCO................................................   609,801  179,473,779
#   POSCO Coated & Color Steel Co., Ltd..................    32,979      659,026
#   Posco Daewoo Corp....................................   488,752    8,395,352
*   Power Logics Co., Ltd................................   324,381    1,327,857
#   PS TEC Co., Ltd......................................    17,225       86,302
#   Pyeong Hwa Automotive Co., Ltd.......................   149,814    1,254,343
#   RFTech Co., Ltd......................................   195,968      795,698
    S&S Tech Corp........................................     3,073       10,999
#*  S&T Dynamics Co., Ltd................................   306,722    1,758,429
#   S&T Holdings Co., Ltd................................   119,356    1,350,755
    S&T Motiv Co., Ltd...................................    69,544    2,103,265
#   Sajo Industries Co., Ltd.............................    36,634    1,990,027
#   Sam Young Electronics Co., Ltd.......................   149,231    1,929,530
#   Sambo Motors Co., Ltd................................    37,312      269,235
#   Samho Development Co., Ltd...........................   182,987      819,335

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
SOUTH KOREA -- (Continued)
*   Samho International Co., Ltd.........................     5,198 $     63,821
#   SAMHWA Paints Industrial Co., Ltd....................    93,183      647,600
#   Samick Musical Instruments Co., Ltd..................   517,662      994,674
#   Samji Electronics Co., Ltd...........................   106,216    1,174,103
#*  Samjin LND Co., Ltd..................................    92,054      190,532
#   Samkee Automotive Co., Ltd...........................   104,071      284,142
    Samkwang Glass Co., Ltd..............................     3,085      109,132
    Sammok S-Form Co., Ltd...............................     5,762       71,982
#   SAMPYO Cement Co., Ltd...............................   128,950      482,080
    Samsung C&T Corp.....................................   182,069   20,141,009
    Samsung Card Co., Ltd................................   273,692    8,668,389
    Samsung Fire & Marine Insurance Co., Ltd.............    53,985   13,183,538
*   Samsung Heavy Industries Co., Ltd.................... 3,609,474   20,968,532
    Samsung Life Insurance Co., Ltd......................   647,276   55,727,025
    Samsung SDI Co., Ltd.................................   300,800   61,800,542
    Samsung Securities Co., Ltd..........................   594,939   17,350,751
    SAMT Co., Ltd........................................   135,677      220,318
#   Samyang Corp.........................................    30,194    2,113,539
    Samyang Holdings Corp................................    54,757    5,583,901
    Samyang Tongsang Co., Ltd............................    21,786      813,984
#   SAVEZONE I&C Corp....................................    90,870      338,123
*   SBS Media Holdings Co., Ltd..........................   488,064      995,952
    Seah Besteel Corp....................................   217,933    4,188,400
#   SeAH Holdings Corp...................................    12,963    1,531,369
#   SeAH Steel Corp......................................    52,811    3,254,899
    Sebang Co., Ltd......................................   153,120    1,658,026
    Sebang Global Battery Co., Ltd.......................    88,552    2,517,331
    Sebo Manufacturing Engineer Corp.....................    18,474      222,016
#   Sejong Industrial Co., Ltd...........................   121,648      780,054
#*  Sejoong Co., Ltd.....................................    74,223      221,172
#*  Sekonix Co., Ltd.....................................    54,116      379,694
#   S-Energy Co., Ltd....................................    34,888      224,029
#   Seohan Co., Ltd......................................   259,159      494,014
#   Seohee Construction Co., Ltd......................... 1,964,856    2,989,535
    SEOWONINTECH Co., Ltd................................    13,483       65,910
#   Seoyon Co., Ltd......................................   131,812      568,548
    Seoyon E-Hwa Co., Ltd................................    39,548      232,915
    Sewon Precision Industry Co., Ltd....................     3,019       27,795
*   SFA Semicon Co., Ltd.................................    66,240      115,636
*   SG Corp..............................................    59,208       43,005
#*  SG&G Corp............................................   291,585      631,691
    Shindaeyang Paper Co., Ltd...........................     5,518      361,702
    Shinhan Financial Group Co., Ltd..................... 3,253,477  126,915,860
#   Shinhan Financial Group Co., Ltd., ADR............... 1,451,468   56,926,574
#   Shinsegae Engineering & Construction Co., Ltd........     8,641      264,866
#   Shinsegae Information & Communication Co., Ltd.......    13,042    1,275,392
    Shinsegae, Inc.......................................   103,763   30,792,789
#*  Shinsung Tongsang Co., Ltd...........................   881,967      812,780
#*  Shinwha Intertek Corp................................   125,015      233,609
#*  Shinwon Corp.........................................   181,086      317,488
    Shinyoung Securities Co., Ltd........................    45,109    2,339,019
#*  Signetics Corp.......................................   784,046      843,381
#   Silla Co., Ltd.......................................    69,160      872,343
    SIMMTECH Co., Ltd....................................    54,597      428,692
#   SIMMTECH HOLDINGS Co., Ltd...........................     3,959        7,170
#   SIMPAC, Inc..........................................    78,235      204,174
    Sindoh Co., Ltd......................................    58,289    2,640,843
    SJM Co., Ltd.........................................    11,075       36,951
#   SK Discovery Co., Ltd................................   305,421    9,054,571

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
SOUTH KOREA -- (Continued)
#   SK Gas, Ltd..........................................    58,518 $  4,509,355
    SK Innovation Co., Ltd...............................   835,521  148,393,910
    SK Networks Co., Ltd................................. 1,836,089    7,729,812
#*  SK Securities Co., Ltd............................... 2,262,158    2,341,246
    SKC Co., Ltd.........................................   318,066   12,213,306
    SL Corp..............................................   202,250    3,698,249
#   Ssangyong Cement Industrial Co., Ltd................. 1,345,560    6,335,564
#*  Ssangyong Motor Co...................................   277,068    1,161,221
#   Sun Kwang Co., Ltd...................................    29,230      517,305
#*  Sunchang Corp........................................    54,825      325,292
#   Sung Kwang Bend Co., Ltd.............................   156,885    1,466,772
*   Sungchang Enterprise Holdings, Ltd...................   326,002      767,450
    Sungdo Engineering & Construction Co., Ltd...........   148,317      874,174
#*  Sungshin Cement Co., Ltd.............................   274,430    2,307,791
    Sungwoo Hitech Co., Ltd..............................   738,360    3,010,943
*   Sunjin Co., Ltd......................................     4,533       56,208
#   Tae Kyung Industrial Co., Ltd........................   126,238      843,048
    Taekwang Industrial Co., Ltd.........................     5,203    6,809,957
#*  Taewoong Co., Ltd....................................   117,534    1,661,543
#   Taeyoung Engineering & Construction Co., Ltd.........   547,753    7,119,280
    Tailim Packaging Co., Ltd............................    51,288      147,596
#*  TBH Global Co., Ltd..................................   197,666      926,093
#   Tera Semicon Co., Ltd................................    24,063      363,400
#*  Thinkware Systems Corp...............................    85,996      666,596
#*  TK Chemical Corp.....................................   589,088    1,238,830
    TK Corp..............................................   115,733    1,168,865
#   Tong Yang Moolsan Co., Ltd...........................   300,253      536,756
    Tongyang Life Insurance Co., Ltd.....................   579,917    3,843,485
    Tongyang pile, Inc...................................    11,171       43,340
    Tongyang, Inc........................................   358,717      616,944
#   Top Engineering Co., Ltd.............................   140,570      783,463
    Tovis Co., Ltd.......................................   147,486    1,088,880
#   TS Corp..............................................    69,753    1,467,120
#*  Ubiquoss Holdings, Inc...............................    98,752      476,373
    UIL Co., Ltd.........................................    82,914      421,081
#   Uju Electronics Co., Ltd.............................    61,425      535,673
    Unid Co., Ltd........................................    76,362    3,276,195
    Uniquest Corp........................................    16,606      121,067
#   Visang Education, Inc................................    52,293      435,126
#*  WillBes & Co. (The)..................................   769,724      986,279
*   Wiscom Co., Ltd......................................    32,980       91,084
*   Wonik Holdings Co., Ltd..............................   347,928    1,748,988
*   Woongjin Co., Ltd....................................   243,455      593,770
*   Woongjin Energy Co., Ltd.............................    33,320       95,346
    Woongjin Thinkbig Co., Ltd...........................   134,536      710,386
    Woori Bank........................................... 3,807,032   57,543,017
    Woori Bank, Sponsored ADR............................     7,135      327,568
#*  Woorison F&G Co., Ltd................................    99,387      192,257
#   Wooshin Systems Co., Ltd.............................    26,128      208,202
#   WooSung Feed Co., Ltd................................   255,261      690,314
#   Y G-1 Co., Ltd.......................................    27,100      376,514
    Yong Pyong Resort Co., Ltd...........................   104,152      636,354
#   Yoosung Enterprise Co., Ltd..........................   197,921      537,843
#   YooSung T&S Co., Ltd.................................   196,580      602,186
#   Youlchon Chemical Co., Ltd...........................   125,065    1,908,439
#   Young Poong Corp.....................................     3,737    2,546,013
#   Young Poong Precision Corp...........................   130,166      934,821
    Youngone Corp........................................    33,964      917,482
#   Youngone Holdings Co., Ltd...........................    13,274      637,907

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES      VALUE>>
                                                          ---------- --------------
SOUTH KOREA -- (Continued)
*   Yuanta Securities Korea Co., Ltd.....................    587,905 $    1,923,850
    YuHwa Securities Co., Ltd............................     29,804        382,391
    Zeus Co., Ltd........................................     65,251        990,688
                                                                     --------------
TOTAL SOUTH KOREA........................................             3,042,363,561
                                                                     --------------

TAIWAN -- (16.6%)
#   Ability Enterprise Co., Ltd..........................  2,942,330      1,597,670
    AcBel Polytech, Inc..................................  1,454,000        927,564
#   Acer, Inc............................................ 26,086,109     21,378,889
#   ACES Electronic Co., Ltd.............................  1,323,000        923,414
*   Acon Holding, Inc....................................  2,183,000        466,938
    A-DATA Technology Co., Ltd...........................    213,000        376,505
    Advanced International Multitech Co., Ltd............    411,000        485,401
#   Advanced Optoelectronic Technology, Inc..............    331,000        287,540
    Advancetek Enterprise Co., Ltd.......................    130,639         83,045
#*  AGV Products Corp....................................  5,884,211      1,560,337
#   AimCore Technology Co., Ltd..........................    762,223        521,323
    Airmate Cayman International Co., Ltd................     26,000         16,936
#   Alcor Micro Corp.....................................    522,000        306,442
#   Allis Electric Co., Ltd..............................  1,250,000        648,604
#   Alpha Networks, Inc..................................  4,590,313      3,185,555
#   Altek Corp...........................................  3,036,365      3,984,181
    Ambassador Hotel (The)...............................  1,249,000        914,222
    Ampire Co., Ltd......................................    426,000        274,409
#   AMPOC Far-East Co., Ltd..............................  1,402,000      1,150,269
#   AmTRAN Technology Co., Ltd........................... 10,964,956      4,697,430
#   Apacer Technology, Inc...............................    384,210        470,107
#   APCB, Inc............................................  1,973,000      1,530,647
#*  Apex International Co., Ltd..........................  1,635,263      1,711,611
    Apex Medical Corp....................................     28,000         24,453
    Apex Science & Engineering...........................    211,536         64,493
    Arcadyan Technology Corp.............................  1,941,675      4,641,888
    Ardentec Corp........................................  3,101,058      3,874,394
#   Asia Cement Corp..................................... 22,151,589     29,587,217
*   Asia Pacific Telecom Co., Ltd........................  8,189,000      2,129,617
#   Asia Plastic Recycling Holding, Ltd..................  3,035,048        899,640
#   Asia Polymer Corp....................................  5,269,830      2,938,333
#   Asia Vital Components Co., Ltd.......................  4,751,984      4,498,435
#   ASROCK, Inc..........................................    113,000        253,061
    Asustek Computer, Inc................................  3,935,000     33,921,250
    AU Optronics Corp., Sponsored ADR....................  9,082,789     40,145,927
#   AU Optronics Corp.................................... 51,158,812     22,141,067
#   Audix Corp...........................................  1,226,332      1,519,197
#   Avermedia Technologies...............................  2,331,000        987,881
*   Avision, Inc.........................................  1,540,555        329,925
    AVY Precision Technology, Inc........................    759,959      1,285,557
#   Bank of Kaohsiung Co., Ltd...........................  6,129,617      1,892,043
#*  BenQ Materials Corp..................................  1,013,000        633,004
#   BES Engineering Corp................................. 19,640,443      5,242,647
    Bin Chuan Enterprise Co., Ltd........................     87,000         68,134
#*  Biostar Microtech International Corp.................  2,187,055      1,184,893
#   Bright Led Electronics Corp..........................  1,495,000        740,836
#   C Sun Manufacturing, Ltd.............................    530,837        485,793
    Cameo Communications, Inc............................  2,551,197        643,885
    Capital Securities Corp.............................. 25,424,447      9,353,552
    Career Technology MFG. Co., Ltd......................  1,814,192      3,247,664
*   Carnival Industrial Corp.............................  4,823,000        818,523
#   Casetek Holdings, Ltd................................  2,088,933      4,863,970
#   Cathay Chemical Works................................    812,000        476,779

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES      VALUE>>
                                                          ----------- ------------
TAIWAN -- (Continued)
    Cathay Financial Holding Co., Ltd....................  66,372,000 $114,464,944
#   Cathay Real Estate Development Co., Ltd..............   8,273,694    4,584,487
    CCP Contact Probes Co., Ltd..........................       9,000        7,551
#   Celxpert Energy Corp.................................     332,000      405,705
#   Central Reinsurance Co., Ltd.........................   1,876,366    1,171,330
    Chain Chon Industrial Co., Ltd.......................     767,000      282,714
#   ChainQui Construction Development Co., Ltd...........     861,173      981,814
*   Champion Building Materials Co., Ltd.................   5,028,828    1,253,212
#   Chang Hwa Commercial Bank, Ltd.......................  79,049,383   46,783,227
    Chang Wah Electromaterials, Inc......................      38,800      156,797
    CHC Healthcare Group.................................     501,000      517,127
    Chen Full International Co., Ltd.....................      47,000       65,860
#   Cheng Loong Corp.....................................  12,654,659    7,143,305
#*  Cheng Mei Materials Technology Corp..................   2,619,000      908,528
    Cheng Uei Precision Industry Co., Ltd................   6,546,635    7,099,600
#   Chenming Mold Industry Corp..........................     522,000      288,852
#   Chia Chang Co., Ltd..................................   1,567,000    1,352,819
#   Chia Hsin Cement Corp................................   5,454,191    2,630,961
    Chien Kuo Construction Co., Ltd......................   3,974,247    1,456,062
*   China Airlines, Ltd..................................  45,165,353   14,622,284
    China Bills Finance Corp.............................   3,105,000    1,388,855
    China Chemical & Pharmaceutical Co., Ltd.............   3,458,264    2,232,517
    China Development Financial Holding Corp............. 115,402,734   42,273,547
#*  China Electric Manufacturing Corp....................   4,019,200    1,308,619
#   China General Plastics Corp..........................     532,037      505,369
#   China Glaze Co., Ltd.................................   1,714,799      753,826
    China Life Insurance Co., Ltd........................  14,256,085   15,101,218
*   China Man-Made Fiber Corp............................  13,030,303    4,497,608
    China Metal Products.................................   4,099,969    4,109,954
    China Motor Corp.....................................   5,701,749    4,929,406
*   China Petrochemical Development Corp.................  28,311,397   13,071,389
    China Steel Corp..................................... 120,287,320   98,331,957
#   China Steel Structure Co., Ltd.......................   1,078,219      992,896
    China Synthetic Rubber Corp..........................   7,740,233   12,166,305
#   China Wire & Cable Co., Ltd..........................   1,431,600    1,193,020
#   Chinese Maritime Transport, Ltd......................   1,371,270    1,358,808
#   Chin-Poon Industrial Co., Ltd........................   3,032,815    3,776,423
    Chipbond Technology Corp.............................     487,000    1,049,912
#*  ChipMOS Techinologies, Inc., ADR.....................      43,714      637,350
#   ChipMOS Techinologies, Inc...........................   1,713,229    1,256,512
#   Chun YU Works & Co., Ltd.............................   3,196,000    1,927,157
#   Chun Yuan Steel......................................   6,093,287    2,159,592
#   Chung Hsin Electric & Machinery Manufacturing Corp...   5,544,250    3,925,288
*   Chung Hung Steel Corp................................   5,917,000    2,759,868
#   Chung Hwa Pulp Corp..................................   6,099,353    2,076,469
*   Chunghwa Picture Tubes, Ltd..........................  51,746,412    3,374,409
    Chyang Sheng Dyeing & Finishing Co., Ltd.............     154,000       88,305
    Clevo Co.............................................   1,405,000    1,607,547
#*  CMC Magnetics Corp...................................  25,901,621    6,759,927
#*  CoAsia Microelectronics Corp.........................     421,797      176,659
#   Coland Holdings, Ltd.................................     116,000      135,395
    Collins Co., Ltd.....................................   1,872,224      651,350
    Compal Electronics, Inc..............................  60,724,332   37,785,207
*   Concord Securities Co., Ltd..........................   2,008,000      524,995
#   Continental Holdings Corp............................   5,759,540    2,478,910
#*  Contrel Technology Co., Ltd..........................     749,000      466,783
    Coretronic Corp......................................   6,556,800   10,239,201
#   Coxon Precise Industrial Co., Ltd....................   1,777,000    1,447,097
    Creative Sensor, Inc.................................     503,000      379,537

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES      VALUE>>
                                                          ----------- ------------
TAIWAN -- (Continued)
*   CSBC Corp. Taiwan....................................   2,292,259 $  3,081,319
    CTBC Financial Holding Co., Ltd...................... 158,763,073  107,719,459
    CviLux Corp..........................................     116,000       95,615
    CX Technology Co., Ltd...............................      42,162       43,713
    Cyberlink Corp.......................................      35,000       86,794
#   CyberTAN Technology, Inc.............................     969,000      562,458
#   DA CIN Construction Co., Ltd.........................   2,293,579    1,679,345
*   Danen Technology Corp................................     816,000      133,876
    Darfon Electronics Corp..............................   1,279,950    2,303,674
#   Darwin Precisions Corp...............................   5,086,635    4,798,626
#   Delpha Construction Co., Ltd.........................   1,580,015      818,740
#   Depo Auto Parts Ind Co., Ltd.........................     327,000      836,957
#   Dimerco Express Corp.................................     188,000      125,953
    D-Link Corp..........................................   8,684,552    3,943,834
#*  Dynamic Electronics Co., Ltd.........................   4,248,324    1,255,566
    Dynapack International Technology Corp...............     657,000      837,387
    E.Sun Financial Holding Co., Ltd.....................  94,722,938   66,106,577
#*  Edimax Technology Co., Ltd...........................   2,965,902      913,492
#*  Edison Opto Corp.....................................   1,362,000      802,372
#   Edom Technology Co., Ltd.............................     849,046      471,601
    Elite Semiconductor Memory Technology, Inc...........     576,000      722,063
#*  Elitegroup Computer Systems Co., Ltd.................   4,952,395    2,701,822
    Emerging Display Technologies Corp...................      45,000       13,629
    ENG Electric Co., Ltd................................   1,329,997      187,155
#   EnTie Commercial Bank Co., Ltd.......................   2,326,232    1,144,751
*   Epileds Technologies, Inc............................     338,000      251,754
#*  Epistar Corp.........................................  12,038,869   14,935,128
#   Eson Precision Ind. Co., Ltd.........................     640,000      768,468
#   Eternal Materials Co., Ltd...........................   1,746,513    1,564,646
*   E-Ton Solar Tech Co., Ltd............................   3,546,443      537,240
    Eva Airways Corp.....................................  20,856,174   10,303,658
#   Everest Textile Co., Ltd.............................   3,778,802    1,598,456
    Evergreen International Storage & Transport Corp.....   8,312,000    3,614,185
*   Evergreen Marine Corp. Taiwan, Ltd...................  23,973,998   10,871,535
    Everlight Chemical Industrial Corp...................     505,950      302,753
#   Everlight Electronics Co., Ltd.......................   2,614,000    3,444,876
#   Excelsior Medical Co., Ltd...........................   1,328,726    2,179,715
#   EZconn Corp..........................................     185,000      217,577
    Far Eastern Department Stores, Ltd...................  10,623,445    6,165,011
    Far Eastern International Bank.......................  30,361,089   10,269,350
    Far Eastern New Century Corp.........................  26,613,528   28,419,219
#*  Farglory F T Z Investment Holding Co., Ltd...........   1,093,000      607,317
    Farglory Land Development Co., Ltd...................   3,590,264    3,667,171
#*  Federal Corp.........................................   6,672,160    2,663,565
#*  First Copper Technology Co., Ltd.....................   2,403,750      829,821
    First Financial Holding Co., Ltd..................... 116,812,158   80,351,777
#   First Hotel..........................................   1,722,157      836,023
#   First Insurance Co., Ltd. (The)......................   3,713,064    1,650,152
#*  First Steamship Co., Ltd.............................   9,048,360    3,554,326
#   FocalTech Systems Co., Ltd...........................     874,000      717,233
    Forest Water Environment Engineering Co., Ltd........       8,000       18,084
#   Formosa Advanced Technologies Co., Ltd...............   2,188,000    2,537,992
#   Formosa Laboratories, Inc............................     883,156    1,507,550
    Formosa Taffeta Co., Ltd.............................   7,820,511    8,286,604
    Formosan Rubber Group, Inc...........................   5,174,957    2,376,243
#   Formosan Union Chemical..............................   3,240,572    2,023,180
    Fortune Electric Co., Ltd............................     466,000      339,101
#   Founding Construction & Development Co., Ltd.........   3,325,418    1,810,640
#   Foxconn Technology Co., Ltd..........................   8,167,142   20,298,039

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
TAIWAN -- (Continued)
#   Foxlink Image Technology Co., Ltd....................  1,510,000 $  1,100,744
#   Froch Enterprise Co., Ltd............................  2,358,734    1,093,539
#   FSP Technology, Inc..................................  1,903,292    1,438,075
    Fubon Financial Holding Co., Ltd..................... 90,689,471  150,457,728
    Fulgent Sun International Holding Co., Ltd...........     67,922      116,142
    Fullerton Technology Co., Ltd........................  1,499,200    1,092,760
#   Fulltech Fiber Glass Corp............................  5,249,690    3,168,290
    Fwusow Industry Co., Ltd.............................  2,691,119    1,615,009
#   G Shank Enterprise Co., Ltd..........................  2,144,902    1,873,291
#   Gemtek Technology Corp...............................  4,854,962    4,276,471
*   Genesis Photonics, Inc...............................    542,810       55,180
    Getac Technology Corp................................  2,455,065    3,749,779
#   Giantplus Technology Co., Ltd........................  3,555,100    1,570,464
#   Gigabyte Technology Co., Ltd.........................  3,570,287    7,187,514
#*  Gigastorage Corp.....................................  4,647,600    1,443,969
#*  Gintech Energy Corp..................................  7,370,044    3,159,487
#   Global Brands Manufacture, Ltd.......................  4,065,951    2,104,059
#   Global Lighting Technologies, Inc....................  1,051,000    1,305,755
    Global Mixed Mode Technology, Inc....................     73,000      151,168
    Globe Union Industrial Corp..........................  3,136,625    1,702,979
    Gloria Material Technology Corp......................  7,238,116    4,091,820
#*  Gold Circuit Electronics, Ltd........................  6,281,965    2,013,495
#*  Goldsun Building Materials Co., Ltd.................. 16,498,261    5,342,397
#   Good Will Instrument Co., Ltd........................    552,746      430,194
    Grand Fortune Securities Co., Ltd....................    752,000      275,813
#   Grand Ocean Retail Group, Ltd........................    644,000      657,142
#   Grand Pacific Petrochemical.......................... 12,974,000   12,146,770
    Great China Metal Industry...........................    902,000      760,696
    Great Wall Enterprise Co., Ltd.......................  6,317,597    8,212,986
#*  Green Energy Technology, Inc.........................  3,699,880    1,556,272
#   Green Seal Holding, Ltd..............................    845,000      749,506
#   GTM Holdings Corp....................................  1,950,900    1,163,650
#   Hannstar Board Corp..................................  4,499,635    4,246,527
#   HannStar Display Corp................................ 40,927,435   11,983,545
*   HannsTouch Solution, Inc.............................  3,227,481      907,574
    Hanpin Electron Co., Ltd.............................    286,000      315,167
#*  Harvatek Corp........................................  1,990,553    1,179,562
#   Hey Song Corp........................................  2,920,500    2,939,754
    Highwealth Construction Corp.........................  1,429,000    2,210,322
#   Hiroca Holdings, Ltd.................................    965,000    3,081,764
*   HiTi Digital, Inc....................................    127,000       36,710
    Hitron Technology, Inc...............................  2,134,885    1,462,705
#*  Ho Tung Chemical Corp................................ 12,061,475    3,314,883
*   Hocheng Corp.........................................  3,817,300    1,137,485
    Hold-Key Electric Wire & Cable Co., Ltd..............    118,124       35,148
    Holy Stone Enterprise Co., Ltd.......................  1,516,055   10,676,754
    Hon Hai Precision Industry Co., Ltd.................. 46,671,240  128,018,216
#   Hong Pu Real Estate Development Co., Ltd.............  2,958,655    2,078,491
#   Hong TAI Electric Industrial.........................  2,620,000      904,173
#   Hong YI Fiber Industry Co............................    759,000      470,297
*   Horizon Securities Co., Ltd..........................  5,185,000    1,185,625
#   Hsin Kuang Steel Co., Ltd............................  2,338,124    2,923,673
#   Hsing TA Cement Co...................................  1,718,542      893,256
#*  HTC Corp.............................................  5,785,000   10,208,124
#*  HUA ENG Wire & Cable Co., Ltd........................  4,944,035    1,738,504
    Hua Nan Financial Holdings Co., Ltd.................. 62,344,363   37,390,745
    Huaku Development Co., Ltd...........................  2,563,000    5,477,272
#   Huang Hsiang Construction Corp.......................  1,195,000    1,091,155
#   Hung Ching Development & Construction Co., Ltd.......  1,635,468    1,665,929

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES      VALUE>>
                                                          ----------- -----------
TAIWAN -- (Continued)
    Hung Sheng Construction, Ltd.........................   4,133,892 $ 5,461,803
#   Huxen Corp...........................................     268,281     379,945
    Hwa Fong Rubber Industrial Co., Ltd..................     265,000     128,505
*   Hwacom Systems, Inc..................................     333,000     147,014
#*  Ichia Technologies, Inc..............................   2,065,260   1,122,160
#*  I-Chiun Precision Industry Co., Ltd..................   2,628,000   1,087,288
    Ideal Bike Corp......................................      93,254      32,310
    Infortrend Technology, Inc...........................   1,104,000     440,180
#   Innolux Corp......................................... 150,377,544  56,636,253
#   Inpaq Technology Co., Ltd............................     357,000     452,473
#   Inventec Corp........................................  31,534,277  25,233,866
    ITE Technology, Inc..................................   1,908,479   2,195,507
    Jarllytec Co., Ltd...................................     557,000     905,392
    Jentech Precision Industrial Co., Ltd................      38,000      87,908
    Jess-Link Products Co., Ltd..........................   1,110,500     978,786
#   Jih Sun Financial Holdings Co., Ltd..................  10,233,814   3,237,135
#   Jinli Group Holdings, Ltd............................   1,720,856   1,267,341
    Johnson Health Tech Co., Ltd.........................     150,000     163,010
    K Laser Technology, Inc..............................   1,894,601     907,492
#   Kaulin Manufacturing Co., Ltd........................   1,961,656   1,271,099
#   KEE TAI Properties Co., Ltd..........................   1,968,000     691,550
#   Kenmec Mechanical Engineering Co., Ltd...............   1,954,000     683,021
#   Kindom Construction Corp.............................   5,044,000   3,689,609
    King Chou Marine Technology Co., Ltd.................     243,100     291,377
#   King Yuan Electronics Co., Ltd.......................  16,246,805  14,040,521
#   King's Town Bank Co., Ltd............................  11,404,012  12,010,166
#*  King's Town Construction Co., Ltd....................     169,380     123,440
#   Kinko Optical Co., Ltd...............................   1,755,000   2,027,984
#   Kinpo Electronics....................................  19,025,375   6,314,189
#   Kinsus Interconnect Technology Corp..................   2,806,000   5,054,184
#   KNH Enterprise Co., Ltd..............................   1,687,078     667,619
#   Kung Sing Engineering Corp...........................   3,317,000     988,273
*   Kuo Toong International Co., Ltd.....................   1,048,160     736,088
#*  Kuoyang Construction Co., Ltd........................   5,939,840   2,533,634
#   Kwong Fong Industries Corp...........................   1,463,649     775,044
#*  KYE Systems Corp.....................................   3,157,909   1,162,231
#   L&K Engineering Co., Ltd.............................   2,117,000   2,260,261
#*  LAN FA Textile.......................................   2,812,713     782,771
    LCY Chemical Corp....................................   2,593,000   4,368,884
#   Leader Electronics, Inc..............................   1,966,056     539,556
#*  Lealea Enterprise Co., Ltd...........................   9,692,941   3,161,050
#   Ledtech Electronics Corp.............................     660,000     222,554
    LEE CHI Enterprises Co., Ltd.........................   3,001,900   1,001,082
*   Leofoo Development Co., Ltd..........................   4,703,908     973,576
#*  LES Enphants Co., Ltd................................     877,000     356,270
#*  Lextar Electronics Corp..............................   4,551,000   3,073,090
#*  Li Peng Enterprise Co., Ltd..........................   8,078,381   2,112,710
#   Lien Hwa Industrial Corp.............................   7,926,904  10,236,773
#   Lingsen Precision Industries, Ltd....................   5,531,480   2,062,046
#   Lite-On Semiconductor Corp...........................   2,776,729   3,628,669
#   Lite-On Technology Corp..............................  29,594,738  38,894,459
    Long Bon International Co., Ltd......................   1,442,000     681,075
#   Long Chen Paper Co., Ltd.............................   8,939,971   7,866,146
#   Longwell Co..........................................     530,000     766,473
#*  Lucky Cement Corp....................................   3,182,000     826,497
#*  LuxNet Corp..........................................     341,888     287,557
#*  Macronix International...............................  20,290,677  28,294,240
    Masterlink Securities Corp...........................  15,832,489   5,406,082
#   Mayer Steel Pipe Corp................................   2,046,456     926,810

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES      VALUE>>
                                                          ----------- -----------
TAIWAN -- (Continued)
    Maywufa Co., Ltd.....................................     252,070 $   112,429
    Mega Financial Holding Co., Ltd...................... 112,008,796  99,777,351
    Mercuries & Associates Holding, Ltd..................   3,234,736   2,686,506
*   Mercuries Life Insurance Co., Ltd....................   9,938,468   5,555,418
#   MIN AIK Technology Co., Ltd..........................   1,446,600     911,357
    Mitac Holdings Corp..................................   8,139,754   9,023,731
#*  Mosel Vitelic, Inc...................................     263,067     335,199
#*  Motech Industries, Inc...............................   6,094,658   2,652,736
#   MPI Corp.............................................     112,000     227,254
    Nan Ren Lake Leisure Amusement Co., Ltd..............   1,652,000     421,350
#   Nan Ya Printed Circuit Board Corp....................   3,428,000   3,039,251
    Nantex Industry Co., Ltd.............................   1,319,209   1,235,533
#*  Neo Solar Power Corp.................................   5,692,056   1,872,192
    New Asia Construction & Development Corp.............   1,810,304     378,731
#   New Era Electronics Co., Ltd.........................     203,000     112,106
#   Nien Hsing Textile Co., Ltd..........................   1,916,061   1,453,080
#   Nishoku Technology, Inc..............................     330,000     761,372
    O-Bank Co., Ltd......................................     778,000     209,480
*   Ocean Plastics Co., Ltd..............................     265,000     232,033
*   Optimax Technology Corp..............................     499,597      57,386
    OptoTech Corp........................................     777,387     673,526
*   Orient Semiconductor Electronics, Ltd................   2,349,000     795,220
#   Pacific Construction Co..............................   2,487,452     951,217
#   Pan-International Industrial Corp....................   5,645,444   3,851,674
#*  Paragon Technologies Co., Ltd........................     817,191     618,426
#   Pegatron Corp........................................  27,444,998  61,141,058
#*  Phihong Technology Co., Ltd..........................   3,918,882   1,357,712
    Plastron Precision Co., Ltd..........................      33,536      17,547
    Pou Chen Corp........................................  18,398,550  20,239,035
    Powertech Industrial Co., Ltd........................     124,000      61,207
#*  President Securities Corp............................  12,629,324   5,801,723
*   Prime Electronics & Satellitics, Inc.................     406,000     102,873
    Prince Housing & Development Corp....................   7,121,018   2,560,134
    Promate Electronic Co., Ltd..........................     157,000     142,142
*   Promise Technology, Inc..............................     909,000     268,096
    P-Two Industries, Inc................................     110,000      75,695
#   Qisda Corp...........................................  24,868,171  18,569,665
#   Qualipoly Chemical Corp..............................     290,593     298,426
#   Quanta Storage, Inc..................................   2,424,000   2,084,717
#   Quintain Steel Co., Ltd..............................   3,687,473   1,132,421
#   Radiant Opto-Electronics Corp........................   4,893,000  10,347,379
*   Radium Life Tech Co., Ltd............................   8,933,124   3,944,848
#   Rich Development Co., Ltd............................   7,252,054   2,418,947
*   Ritek Corp...........................................  21,187,669  10,195,873
#   Rotam Global Agrosciences, Ltd.......................     415,693     323,036
#*  Ruentex Development Co., Ltd.........................   6,040,200   6,714,194
#   Ruentex Industries, Ltd..............................     583,000   1,118,088
    Sampo Corp...........................................   5,651,925   2,530,203
    San Fang Chemical Industry Co., Ltd..................      23,000      21,148
    San Far Property, Ltd................................     234,000     109,836
    Sanyang Motor Co., Ltd...............................   2,721,624   1,872,319
    SCI Pharmtech, Inc...................................      70,000     156,646
    Sesoda Corp..........................................   1,687,713   1,534,168
    Shan-Loong Transportation Co., Ltd...................     344,000     350,767
#   Sheng Yu Steel Co., Ltd..............................   1,821,000   1,431,754
#   ShenMao Technology, Inc..............................   1,149,000     813,140
#   Shih Her Technologies, Inc...........................     411,000     431,718
*   Shih Wei Navigation Co., Ltd.........................   3,492,288     866,681
#   Shihlin Electric & Engineering Corp..................   4,496,000   5,890,642

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
TAIWAN -- (Continued)
#   Shin Kong Financial Holding Co., Ltd................. 77,101,430 $29,289,444
#   Shin Zu Shing Co., Ltd...............................  1,789,000   5,232,765
*   Shining Building Business Co., Ltd...................    294,945     122,672
#   Shinkong Insurance Co., Ltd..........................  3,128,412   3,565,319
    Shinkong Synthetic Fibers Corp....................... 18,021,754   7,806,708
#   Shuttle, Inc.........................................  4,367,015   2,077,368
    Sigurd Microelectronics Corp.........................  5,178,047   6,231,877
#*  Silicon Integrated Systems Corp......................  4,978,808   1,981,767
#*  Silitech Technology Corp.............................    824,803     415,251
    Simplo Technology Co., Ltd...........................    473,000   2,749,289
    Sincere Navigation Corp..............................  4,571,740   2,407,370
#   Sinher Technology, Inc...............................    188,000     319,266
#   Sinon Corp...........................................  5,544,877   3,189,935
    SinoPac Financial Holdings Co., Ltd.................. 95,907,133  36,074,099
    Sinphar Pharmaceutical Co., Ltd......................    162,000     114,028
    Sirtec International Co., Ltd........................    471,000     394,402
#   Siward Crystal Technology Co., Ltd...................  2,327,875   1,630,753
*   Solar Applied Materials Technology Co................  1,613,438   1,124,776
#*  Solartech Energy Corp................................  4,352,165   1,574,978
#   Solomon Technology Corp..............................    667,000     501,426
    Solteam Electronics Co., Ltd.........................     39,390      48,664
    Southeast Cement Co., Ltd............................  3,108,700   1,412,576
#   Spirox Corp..........................................    505,563     445,287
    Stark Technology, Inc................................  1,418,160   1,847,753
    Sunko INK Co., Ltd...................................     76,000      24,979
#   Sunplus Technology Co., Ltd..........................  7,149,620   3,464,555
    Sunrex Technology Corp...............................  1,573,949     983,906
#   Sunspring Metal Corp.................................    667,000     772,128
    Supreme Electronics Co., Ltd.........................  4,212,441   4,764,431
    Sweeten Real Estate Development Co., Ltd.............  1,206,925     838,312
    Synnex Technology International Corp.................  5,999,550   8,574,541
    Sysage Technology Co., Ltd...........................    112,912     124,783
    Systex Corp..........................................  1,007,801   2,053,170
    T3EX Global Holdings Corp............................    235,499     185,148
#*  Ta Ya Electric Wire & Cable..........................  7,029,329   3,186,369
#   Tah Hsin Industrial Corp.............................  1,477,900   1,270,068
    TAI Roun Products Co., Ltd...........................     63,000      24,710
#   TA-I Technology Co., Ltd.............................  1,163,170   3,773,665
#   Tai Tung Communication Co., Ltd......................    558,000     351,858
#   Taichung Commercial Bank Co., Ltd.................... 33,161,470  10,996,664
#   Taiflex Scientific Co., Ltd..........................  1,706,960   2,459,475
#   Tainan Enterprises Co., Ltd..........................  1,134,183     765,023
#   Tainan Spinning Co., Ltd............................. 17,118,485   7,477,529
#*  Tainergy Tech Co., Ltd...............................  2,172,000     559,064
#   Tai-Saw Technology Co., Ltd..........................    138,000     120,632
    Taishin Financial Holding Co., Ltd................... 97,499,679  47,837,695
#*  Taisun Enterprise Co., Ltd...........................  2,234,423   1,351,747
#*  Taita Chemical Co., Ltd..............................  2,481,864   1,182,392
    Taiwan Business Bank................................. 35,196,385  11,616,729
#   Taiwan Cement Corp................................... 61,478,697  79,111,688
#   Taiwan Chinsan Electronic Industrial Co., Ltd........    138,000     269,598
#   Taiwan Cogeneration Corp.............................  2,535,333   2,134,221
    Taiwan Cooperative Financial Holding Co., Ltd........ 84,226,111  51,505,645
#   Taiwan Fertilizer Co., Ltd...........................  5,389,000   7,575,923
    Taiwan Fire & Marine Insurance Co., Ltd..............  1,343,000     893,169
    Taiwan FU Hsing Industrial Co., Ltd..................    667,000     762,731
*   Taiwan Glass Industry Corp........................... 13,471,982   7,314,864
    Taiwan Hon Chuan Enterprise Co., Ltd.................    916,932   1,600,831
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd........  1,732,000   1,139,128

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES      VALUE>>
                                                          ----------- ------------
TAIWAN -- (Continued)
#*  Taiwan Land Development Corp.........................   9,188,322 $  2,652,192
#*  Taiwan Line Tek Electronic...........................     146,771      142,283
#*  Taiwan Mask Corp.....................................   1,121,250    1,262,740
*   Taiwan Navigation Co., Ltd...........................   1,597,000    1,007,845
    Taiwan PCB Techvest Co., Ltd.........................   3,813,946    3,374,857
#   Taiwan Pulp & Paper Corp.............................   3,581,660    2,182,511
    Taiwan Shin Kong Security Co., Ltd...................      39,000       47,153
#   Taiwan Styrene Monomer...............................   3,118,647    2,261,638
    Taiwan Surface Mounting Technology Corp..............   3,320,991    2,892,797
#   Taiwan TEA Corp......................................   8,595,092    4,341,260
    Taiyen Biotech Co., Ltd..............................   1,410,217    1,389,306
*   Tatung Co., Ltd......................................  17,552,342   22,433,297
    Te Chang Construction Co., Ltd.......................      80,260       51,158
#   Teco Electric and Machinery Co., Ltd.................  20,284,725   14,828,606
    Test-Rite International Co., Ltd.....................   1,514,266    1,121,121
#*  Tex-Ray Industrial Co., Ltd..........................     501,000      175,180
    Thye Ming Industrial Co., Ltd........................      26,000       33,695
#   T-Mac Techvest PCB Co., Ltd..........................   1,603,000      668,133
    Ton Yi Industrial Corp...............................   3,425,600    1,404,902
    Tong Yang Industry Co., Ltd..........................     450,000      662,266
#*  Tong-Tai Machine & Tool Co., Ltd.....................   2,900,447    2,050,304
#   Topoint Technology Co., Ltd..........................   2,188,288    1,443,493
#*  TPK Holding Co., Ltd.................................   3,820,000    7,575,877
    Tripod Technology Corp...............................   2,828,000    7,817,518
*   TrueLight Corp.......................................      93,000       97,983
    Tsann Kuen Enterprise Co., Ltd.......................     185,000      141,781
*   TSEC Corp............................................   1,723,684      469,021
    Tung Ho Steel Enterprise Corp........................  12,361,274    9,254,488
    TXC Corp.............................................   1,315,000    1,656,489
#   TYC Brother Industrial Co., Ltd......................   1,472,723    1,454,143
*   Tycoons Group Enterprise.............................   7,363,938    1,621,208
    Tyntek Corp..........................................   2,284,097    1,555,286
#   UDE Corp.............................................     368,000      407,316
    U-Ming Marine Transport Corp.........................   1,715,000    1,773,608
#   Unimicron Technology Corp............................  22,428,363   11,935,624
#   Union Bank Of Taiwan.................................  11,970,837    4,050,483
#   Unitech Computer Co., Ltd............................   1,565,739    1,041,576
#*  Unitech Printed Circuit Board Corp...................   7,109,281    4,933,288
#   United Microelectronics Corp......................... 196,319,681  112,428,371
    United Radiant Technology............................      95,000       55,027
#*  Unity Opto Technology Co., Ltd.......................   2,924,000    1,105,186
    Univacco Technology, Inc.............................      46,000       27,836
    Universal Cement Corp................................   5,909,583    3,852,830
    Unizyx Holding Corp..................................   4,190,000    1,790,285
#   UPC Technology Corp..................................  12,468,831    7,616,790
    USI Corp.............................................   8,090,827    3,663,329
#   Usun Technology Co., Ltd.............................     273,000      348,685
#   Ve Wong Corp.........................................   1,564,806    1,317,257
    Victory New Materials, Ltd. Co.......................     744,700      907,950
#*  Wafer Works Corp.....................................   1,945,205    4,019,159
#*  Wah Hong Industrial Corp.............................     395,516      234,109
#   Wah Lee Industrial Corp..............................   2,043,000    3,579,488
    Walsin Lihwa Corp....................................  33,403,412   22,760,566
#   Walsin Technology Corp...............................   4,067,797   46,326,293
#   Walton Advanced Engineering, Inc.....................   3,931,853    1,771,535
    Wan Hai Lines, Ltd...................................   8,094,000    4,396,570
    Waterland Financial Holdings Co., Ltd................  32,102,112   11,804,989
#   Weikeng Industrial Co., Ltd..........................   2,523,072    1,885,803
#   Well Shin Technology Co., Ltd........................   1,081,080    1,768,769

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES       VALUE>>
                                                          ----------- --------------
TAIWAN -- (Continued)
    Wha Yu Industrial Co., Ltd...........................     302,000 $      187,507
#   Winbond Electronics Corp.............................  46,468,572     30,359,656
#   Winstek Semiconductor Co., Ltd.......................     210,000        197,027
    Wintek Corp..........................................  20,783,484        232,927
#   Wisdom Marine Lines Co., Ltd.........................   3,007,953      2,989,331
#   Wistron Corp.........................................  41,811,309     32,349,720
    WPG Holdings, Ltd....................................   9,310,092     12,931,859
#   WT Microelectronics Co., Ltd.........................   7,539,751     11,134,564
    WUS Printed Circuit Co., Ltd.........................   2,960,739      1,510,218
*   Yang Ming Marine Transport Corp......................  11,397,759      3,423,796
#   YC Co., Ltd..........................................   6,741,177      4,113,166
#   YC INOX Co., Ltd.....................................   4,977,833      4,151,003
#   Yea Shin International Development Co., Ltd..........     890,147        582,184
#   Yeong Guan Energy Technology Group Co., Ltd..........   1,042,000      1,886,921
#*  YFY, Inc.............................................  20,003,847      7,927,502
#   Yi Jinn Industrial Co., Ltd..........................   2,823,142      1,269,769
#   Yieh Phui Enterprise Co., Ltd........................  16,167,345      5,632,469
#*  Young Fast Optoelectronics Co., Ltd..................   1,525,000        917,881
    Youngtek Electronics Corp............................   1,064,047      1,818,128
    Yuanta Financial Holding Co., Ltd.................... 116,044,918     53,530,280
#   Yulon Motor Co., Ltd.................................  12,005,572      8,305,155
#   Yung Chi Paint & Varnish Manufacturing Co., Ltd......     243,687        641,627
    Yungshin Construction & Development Co., Ltd.........      47,000         50,410
#   Zenitron Corp........................................   2,495,000      1,897,334
#   Zero One Technology Co., Ltd.........................     579,000        451,711
    Zhen Ding Technology Holding, Ltd....................   3,294,000      7,767,790
#   Zig Sheng Industrial Co., Ltd........................   6,096,352      1,993,677
#   Zinwell Corp.........................................     742,000        606,840
#   ZongTai Real Estate Development Co., Ltd.............   2,669,844      1,720,653
                                                                      --------------
TOTAL TAIWAN.............................................              3,124,612,060
                                                                      --------------
THAILAND -- (3.2%)
    AAPICO Hitech PCL....................................     123,300        121,373
    AAPICO Hitech PCL....................................     681,760        671,104
    AJ Plast PCL.........................................   1,465,000        462,353
    Amata Corp. PCL......................................     906,200        547,479
    Ananda Development PCL...............................   6,294,700        955,462
    AP Thailand PCL......................................  14,243,530      3,938,698
    Asia Aviation PCL....................................   4,322,900        595,097
    Asia Aviation PCL....................................     405,600         55,836
    Asia Plus Group Holdings PCL.........................   4,806,900        560,588
    Bangchak Corp. PCL...................................   4,657,300      4,899,474
    Bangkok Airways PCL..................................   3,545,500      1,364,064
    Bangkok Bank PCL.....................................   1,191,253      7,375,958
    Bangkok Insurance PCL................................     212,828      2,232,551
    Bangkok Land PCL.....................................  95,225,996      5,466,837
    Bangkok Life Assurance PCL...........................     180,500        179,035
    Bangkok Ranch PCL....................................   3,511,800        596,383
    Banpu PCL............................................  21,889,750     13,882,589
    Better World Green PCL...............................   4,460,000        138,076
    Cal-Comp Electronics Thailand PCL....................  27,425,314      1,747,570
    Charoen Pokphand Foods PCL...........................  24,772,900     20,290,398
    Charoong Thai Wire & Cable PCL.......................   1,255,800        307,628
    Esso Thailand PCL....................................     785,300        337,535
*   G J Steel PCL........................................  27,256,975        262,165
    GFPT PCL.............................................   3,404,200      1,401,790
    Golden Land Property Development PCL.................   2,685,500        863,686
    Grand Canal Land PCL.................................     999,800         79,335
    Hana Microelectronics PCL............................   3,124,900      3,381,316

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES      VALUE>>
                                                          ----------- ------------
THAILAND -- (Continued)
    ICC International PCL................................   2,624,400 $  3,135,555
    Ichitan Group PCL....................................     614,600       89,779
    IRPC PCL.............................................  78,350,300   15,189,643
*   Italian-Thai Development PCL.........................  13,910,800    1,187,456
    Kasikornbank PCL.....................................   5,098,200   33,252,462
    KGI Securities Thailand PCL..........................   9,812,900    1,244,678
    Khon Kaen Sugar Industry PCL.........................   9,875,054      973,555
    Kiatnakin Bank PCL...................................   3,989,800    8,694,334
    Krung Thai Bank PCL..................................  23,728,400   13,550,935
    LH Financial Group PCL...............................  16,993,446      822,346
    LPN Development PCL..................................   7,391,001    2,243,736
    MBK PCL..............................................     221,600      163,186
*   MCOT PCL.............................................   1,028,300      293,623
    Millcon Steel PCL....................................   1,739,413       82,082
    MK Real Estate Development PCL.......................   2,855,400      386,213
*   Nation Multimedia Group PCL..........................   2,644,800       22,656
    Padaeng Industry PCL.................................   1,010,000      564,653
    Polyplex Thailand PCL................................   4,767,425    2,450,345
*   Precious Shipping PCL................................   6,382,150    2,301,948
    Property Perfect PCL.................................  43,009,500    1,228,104
    Pruksa Holding PCL...................................   3,755,200    2,313,844
    PTT Exploration & Production PCL.....................  14,900,000   62,027,352
    PTT Global Chemical PCL..............................  25,060,441   61,577,729
    PTT PCL.............................................. 127,469,600  196,357,589
    Quality Houses PCL...................................  22,802,697    2,385,133
    Regional Container Lines PCL.........................   4,550,600      772,795
    Rojana Industrial Park PCL...........................   7,752,073    1,293,177
    Saha Pathana Inter-Holding PCL.......................   2,716,500    5,593,034
    Saha Pathanapibul PCL................................   1,587,933    2,637,009
    Saha-Union PCL.......................................   2,504,700    3,293,677
    Sahaviriya Steel Industries PCL......................  90,527,440       25,577
    Sansiri PCL..........................................  71,078,966    3,525,107
    SC Asset Corp. PCL...................................  22,706,553    2,470,626
    Sena Development PCL.................................     435,866       49,783
    Siam Commercial Bank PCL (The).......................   7,259,500   30,547,941
    Siam Future Development PCL..........................   5,994,346    1,441,382
    Somboon Advance Technology PCL.......................   1,957,600    1,323,895
    Sri Ayudhya Capital PCL..............................      85,100       99,117
*   Sri Trang Agro-Industry PCL..........................   7,623,240    2,566,285
    Srithai Superware PCL................................  18,815,800      639,070
    Star Petroleum Refining PCL..........................   2,908,100    1,276,173
*   STP & I PCL..........................................     892,700      116,451
*   Supalai PCL..........................................   1,365,100      976,537
*   Super Energy Corp. PCL...............................  25,878,500      567,818
    SVI PCL..............................................   3,270,400      406,957
    Syntec Construction PCL..............................   2,209,500      280,255
*   Tata Steel Thailand PCL..............................  47,236,200    1,036,442
*   Thai Airways International PCL.......................  10,070,911    4,237,835
    Thai Oil PCL.........................................   9,074,000   21,887,241
    Thai Rayon PCL.......................................      58,700       82,925
    Thai Stanley Electric PCL............................     174,600    1,427,448
    Thai Stanley Electric PCL............................      43,100      352,365
    Thai Wacoal PCL......................................      85,000      116,246
    Thaicom PCL..........................................   4,888,100    1,219,454
    Thai-German Ceramic Industry PCL.....................     362,200       36,362
    Thanachart Capital PCL...............................   7,736,200   11,917,050
    Thitikorn PCL........................................   1,713,900      597,573
    Thoresen Thai Agencies PCL...........................   6,550,278    1,427,398
    TIPCO Foods PCL......................................     175,200       52,660

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                  SHARES       VALUE>>
                                                                                ---------- ---------------
THAILAND -- (Continued)
    TMB Bank PCL............................................................... 85,994,500 $     5,944,916
    TPI Polene PCL............................................................. 52,467,040       2,996,314
    True Corp. PCL............................................................. 20,168,700       3,788,830
    Univentures PCL............................................................  1,602,200         382,852
    Vinythai PCL...............................................................  3,239,417       2,336,820
                                                                                           ---------------
TOTAL THAILAND.................................................................                604,996,713
                                                                                           ---------------
TURKEY -- (0.9%)
    Akbank Turk A.S............................................................ 17,749,400      26,134,263
#*  Akenerji Elektrik Uretim A.S...............................................  2,703,487         385,076
#   Alarko Holding A.S.........................................................    625,559         633,606
#   Albaraka Turk Katilim Bankasi A.S..........................................  4,642,338       1,238,539
    Anadolu Anonim Turk Sigorta Sirketi........................................  3,461,904       2,981,988
    Anadolu Cam Sanayii A.S....................................................  2,664,287       1,847,142
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.................................     55,740         234,453
#*  Bagfas Bandirma Gubre Fabrikalari A.S......................................    403,271         606,268
#*  Baticim Bati Anadolu Cimento Sanayii A.S...................................    494,373         359,653
*   Bera Holding A.S...........................................................    304,438         117,596
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S..............................    717,091       1,383,392
#*  Boyner Perakende Ve Tekstil Yatirimlari A.S................................     80,761         125,539
    Cimsa Cimento Sanayi VE Ticaret A.S........................................     20,474          41,450
#*  Dogan Sirketler Grubu Holding A.S.......................................... 17,529,591       3,566,086
#   Dogus Otomotiv Servis ve Ticaret A.S.......................................    137,386         177,762
#   Eczacibasi Yatirim Holding Ortakligi A.S...................................    344,745         653,748
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S..  1,908,942       1,383,440
#   Enka Insaat ve Sanayi A.S..................................................  3,355,807       3,329,176
*   Global Yatirim Holding A.S.................................................  1,043,752         688,932
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S..............................  1,768,471       1,016,074
#*  GSD Holding AS.............................................................  3,856,556         564,589
#*  Ihlas Holding A.S.......................................................... 14,534,330       1,214,277
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.......................  1,119,811       1,265,665
*   Is Finansal Kiralama A.S...................................................  1,305,677         644,193
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A...............     54,620          36,014
    KOC Holding A.S............................................................    470,165       1,328,248
    Kordsa Teknik Tekstil A.S..................................................    185,568         296,054
#*  Metro Ticari ve Mali Yatirimlar Holding A.S................................  2,519,067         496,558
*   NET Holding A.S............................................................     13,395           4,739
#*  Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S......................    702,352         442,348
*   Pegasus Hava Tasimaciligi A.S..............................................    200,214       1,176,788
    Pinar Entegre Et ve Un Sanayi A.S..........................................    201,713         304,644
    Pinar SUT Mamulleri Sanayii A.S............................................    127,873         235,002
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.........................  1,141,679         747,527
#*  Sekerbank TAS..............................................................  4,091,870       1,034,517
#   Selcuk Ecza Deposu Ticaret ve Sanayi A.S...................................  1,806,234       1,395,537
    Trakya Cam Sanayii A.S.....................................................  6,973,645       6,238,307
#   Turcas Petrol A.S..........................................................    195,565          70,263
*   Turk Hava Yollari AO.......................................................  7,297,121      25,679,270
    Turkiye Garanti Bankasi A.S................................................ 22,939,976      33,097,684
#   Turkiye Halk Bankasi A.S...................................................  6,191,411       8,745,160
    Turkiye Is Bankasi, Class C................................................ 15,747,591      16,286,913
    Turkiye Sinai Kalkinma Bankasi A.S......................................... 14,178,792       2,480,412
    Turkiye Sise ve Cam Fabrikalari A.S........................................ 11,275,515      11,460,541
    Turkiye Vakiflar Bankasi TAO...............................................  8,857,028       7,422,706
#*  Yapi ve Kredi Bankasi A.S.................................................. 13,604,009       5,864,072
*   Zorlu Enerji Elektrik Uretim A.S...........................................    202,433          63,090
                                                                                           ---------------
TOTAL TURKEY...................................................................                175,499,301
                                                                                           ---------------
TOTAL COMMON STOCKS............................................................             18,234,972,123
                                                                                           ---------------

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- ------------
PREFERRED STOCKS -- (0.9%)
BRAZIL -- (0.8%)
    Banco ABC Brasil S.A.................................  1,062,075 $  4,391,710
    Banco Bradesco SA....................................  1,356,778   11,036,270
    Banco do Estado do Rio Grande do Sul SA, Class B.....  2,245,768    9,411,966
    Banco Pan SA.........................................  1,833,792      835,474
*   Banco Pine SA........................................    310,230      227,302
    Cia Brasileira de Distribuicao.......................  1,364,856   30,236,799
    Cia Ferro Ligas da Bahia - FERBASA...................    745,034    3,729,835
    Eucatex SA Industria e Comercio......................    353,288      299,325
    Marcopolo SA.........................................  4,204,845    4,257,163
    Petroleo Brasileiro SA............................... 12,781,490   67,154,499
    Randon SA Implementos e Participacoes................  2,241,400    4,102,634
    Unipar Carbocloro SA.................................    746,493    8,737,235
    Usinas Siderurgicas de Minas Gerais SA, Class A......  3,077,588    7,273,121
                                                                     ------------
TOTAL BRAZIL.............................................             151,693,333
                                                                     ------------
COLOMBIA -- (0.1%)
    Avianca Holdings SA..................................  1,374,180    1,140,990
    Grupo Argos SA.......................................    374,078    2,251,845
    Grupo de Inversiones Suramericana SA.................  1,042,360   12,542,218
                                                                     ------------
TOTAL COLOMBIA...........................................              15,935,053
                                                                     ------------
MALAYSIA -- (0.0%)
    SP Setia Bhd Group...................................  1,001,018      209,318
                                                                     ------------
SOUTH KOREA -- (0.0%)
*   Mirae Asset Daewoo Co., Ltd..........................     84,339      308,664
                                                                     ------------
TOTAL PREFERRED STOCKS...................................             168,146,368
                                                                     ------------
RIGHTS/WARRANTS -- (0.0%)

INDONESIA -- (0.0%)
*   Medco Energi Internasional Tbk PT Warrants 12/11/20.. 30,944,667      768,252
                                                                     ------------
MALAYSIA -- (0.0%)
*   Berjaya Assets Bhd Warrants 06/09/23.................    404,600        8,460
*   Mitrajaya Holdings Bhd Warrants 04/17/23.............     38,210        1,410
*   Protasco Bhd Warrants 04/25/23.......................     62,862        1,856
*   Salcon Bhd Warrants 07/09/25.........................    347,541        8,977
*   Scomi Group Bhd Warrants 02/18/23....................  1,131,175       13,913
*   Sunway Bhd Warrants 10/03/24.........................    832,335       76,784
*   Vivocom International Holdings Bhd Rights 08/14/18...  1,490,267        3,666
                                                                     ------------
TOTAL MALAYSIA...........................................                 115,066
                                                                     ------------
POLAND -- (0.0%)
*   Hawe SA Rights 09/30/15..............................    952,876            0
                                                                     ------------
SOUTH KOREA -- (0.0%)
*   Kyungchang Industrial Co., Ltd. Rights 08/31/18......      5,771        2,579
                                                                     ------------
TAIWAN -- (0.0%)
*   Acer, Inc. Rights 07/06/18...........................     30,240          692
*   Taiwan Chinsan Eletronic Industrial Co., Ltd. Rights
      08/03/18...........................................      8,000          444
                                                                     ------------
TOTAL TAIWAN.............................................                   1,136
                                                                     ------------
THAILAND -- (0.0%)
*   Millcon Steel PCL Warrants 07/10/20..................    347,882        2,196

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                              SHARES       VALUE>>
                                                            ---------- ---------------
THAILAND -- (Continued)
*     Padaeng Industry PCL Warrants 05/14/21...............          1 $             0
                                                                       ---------------
TOTAL THAILAND.............................................                      2,196
                                                                       ---------------
TOTAL RIGHTS/WARRANTS......................................                    889,229
                                                                       ---------------
TOTAL INVESTMENT SECURITIES................................             18,404,007,720
                                                                       ---------------
                                                                           VALUE+
                                                                       ---------------
SECURITIES LENDING COLLATERAL -- (2.4%)
@(S)  DFA Short Term Investment Fund....................... 38,387,976     444,187,263
                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $16,445,109,316)^^...................................            $18,848,194,983
                                                                       ===============

At July 31, 2018, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

                                                                             UNREALIZED
                            NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                 CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                 --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index.....    700     09/21/18  $ 96,741,116 $ 98,598,500  $ 1,857,384
Mini MSCI Emerging Markets
  Index....................   650      09/21/18    36,716,777   35,629,750   (1,087,027)
                                                 ------------ ------------  -----------
TOTAL FUTURES CONTRACTS....                      $133,457,893 $134,228,250  $   770,357
                                                 ============ ============  ===========

Summary of the Fund's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                   --------------------------------------------------------
                      LEVEL 1        LEVEL 2         LEVEL 3     TOTAL
                   -------------- -------------- ----------- --------------
Common Stocks
   Brazil......... $1,380,699,039             --     --      $1,380,699,039
   Chile..........    297,397,184             --     --         297,397,184
   China..........    299,602,382 $2,842,827,121     --       3,142,429,503
   Colombia.......     39,660,115             --     --          39,660,115
   Czech Republic.             --     42,641,836     --          42,641,836
   Greece.........             --      3,880,818     --           3,880,818
   Hungary........             --     46,413,540     --          46,413,540
   India..........    119,308,216  2,276,345,378     --       2,395,653,594
   Indonesia......        133,818    462,318,536     --         462,452,354
   Malaysia.......             --    549,633,961     --         549,633,961
   Mexico.........    751,584,476             --     --         751,584,476
   Philippines....             --    178,417,455     --         178,417,455
   Poland.........             --    258,441,594     --         258,441,594
   Russia.........    136,128,921    237,965,477     --         374,094,398
   South Africa...    151,604,040  1,212,496,581     --       1,364,100,621
   South Korea....    350,374,763  2,691,988,798     --       3,042,363,561
   Taiwan.........     40,783,277  3,083,828,783     --       3,124,612,060
   Thailand.......    604,912,118         84,595     --         604,996,713
   Turkey.........             --    175,499,301     --         175,499,301
Preferred Stocks
   Brazil.........    151,693,333             --     --         151,693,333
   Colombia.......     15,935,053             --     --          15,935,053
   Malaysia.......             --        209,318     --             209,318
   South Korea....             --        308,664     --             308,664

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                    ----------------------------------------------------------
                       LEVEL 1         LEVEL 2         LEVEL 3      TOTAL
                    -------------- --------------- ----------- ---------------
Rights/Warrants
   Indonesia.......             -- $       768,252     --      $       768,252
   Malaysia........             --         115,066     --              115,066
   South Korea.....             --           2,579     --                2,579
   Taiwan..........             --           1,136     --                1,136
   Thailand........             --           2,196     --                2,196
Securities Lending
  Collateral.......             --     444,187,263     --          444,187,263
Futures
  Contracts**...... $     770.,357              --     --              770,357
                    -------------- ---------------     --      ---------------
TOTAL.............. $4,340,587,092 $14,508,378,248     --      $18,848,965,340
                    ============== ===============     ==      ===============

    ** Valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION

Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor").

SECURITY VALUATION

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

.. Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

.. Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

.. Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of July 31, 2018, Dimensional Emerging Markets Value Fund had significant transfers of securities with a total value of $235,852 (in thousands), that transferred from Level 2 to Level 1 because fair value procedures were no longer applied.

FINANCIAL INSTRUMENTS

In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the
Fund:

2. FUTURES CONTRACTS: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

FEDERAL TAX COST

At July 31, 2018, the total cost of securities for federal income tax purposes was $16,580,531, for the Dimensional Emerging Markets Value Fund.

RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

OTHER

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed an action against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Fund through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a) Separate certifications for the co-principal executive officers and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions
Group Inc.

By:  /s/ David P. Butler
     ------------------------------
     David P. Butler
     Co-Chief Executive Officer

Date: September 28, 2018

By:  /s/ Gerard K. O'Reilly
     ------------------------------
     Gerard K. O'Reilly
     Co-Chief Executive Officer and
     Chief Investment Officer

Date: September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David P. Butler
     ------------------------------
     David P. Butler
     Co-Principal Executive Officer
     DFA Investment Dimensions
     Group Inc.

Date: September 28, 2018

By:  /s/ Gerard K. O'Reilly
     ------------------------------
     Gerard K. O'Reilly
     Co-Principal Executive Officer
     DFA Investment Dimensions
     Group Inc.

Date: September 28, 2018

By:  /s/ Gregory K. Hinkle
     ------------------------------
     Gregory K. Hinkle
     Principal Financial Officer
     DFA Investment Dimensions
     Group Inc.

Date: September 28, 2018